================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2018

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               January 31, 2018
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio
   U.S. Targeted Value Portfolio
   U.S. Small Cap Value Portfolio
   U.S. Core Equity 1 Portfolio
   U.S. Core Equity 2 Portfolio
   U.S. Vector Equity Portfolio
   U.S. Small Cap Portfolio
   U.S. Micro Cap Portfolio
   DFA Real Estate Securities Portfolio
   Large Cap International Portfolio
   International Core Equity Portfolio
   International Small Company Portfolio
   Global Small Company Portfolio
   Japanese Small Company Portfolio
   Asia Pacific Small Company Portfolio
   United Kingdom Small Company Portfolio
   Continental Small Company Portfolio
   DFA International Real Estate Securities Portfolio
   DFA Global Real Estate Securities Portfolio
   DFA International Small Cap Value Portfolio
   International Vector Equity Portfolio
   World ex U.S. Value Portfolio
   World ex U.S. Targeted Value Portfolio
   World ex U.S. Core Equity Portfolio
   Selectively Hedged Global Equity Portfolio
   Emerging Markets Portfolio
   Emerging Markets Small Cap Portfolio
   Emerging Markets Value Portfolio
   Emerging Markets Core Equity Portfolio
   U.S. Large Cap Equity Portfolio
   DFA Commodity Strategy Portfolio
   DFA One-Year Fixed Income Portfolio
   DFA Two-Year Global Fixed Income Portfolio
   DFA Selectively Hedged Global Fixed Income Portfolio
   DFA Short-Term Government Portfolio

   DFA Five-Year Global Fixed Income Portfolio
   DFA World ex U.S. Government Fixed Income Portfolio
   DFA Intermediate Government Fixed Income Portfolio
   DFA Short-Term Extended Quality Portfolio
   DFA Intermediate-Term Extended Quality Portfolio
   DFA Targeted Credit Portfolio
   DFA Investment Grade Portfolio
   DFA Inflation-Protected Securities Portfolio
   DFA Short-Term Municipal Bond Portfolio
   DFA Intermediate-Term Municipal Bond Portfolio
   DFA California Short-Term Municipal Bond Portfolio
   DFA California Intermediate-Term Municipal Bond Portfolio
   DFA NY Municipal Bond Portfolio
   Dimensional Retirement Income Fund
   Dimensional 2045 Target Date Retirement Income Fund
   Dimensional 2050 Target Date Retirement Income Fund
   Dimensional 2055 Target Date Retirement Income Fund
   Dimensional 2060 Target Date Retirement Income Fund
   Dimensional 2005 Target Date Retirement Income Fund
   Dimensional 2010 Target Date Retirement Income Fund
   Dimensional 2015 Target Date Retirement Income Fund
   Dimensional 2020 Target Date Retirement Income Fund
   Dimensional 2025 Target Date Retirement Income Fund
   Dimensional 2030 Target Date Retirement Income Fund
   Dimensional 2035 Target Date Retirement Income Fund
   Dimensional 2040 Target Date Retirement Income Fund
   DFA Short-Duration Real Return Portfolio
   DFA Municipal Real Return Portfolio
   DFA Municipal Bond Portfolio
   CSTG&E U.S. Social Core Equity 2 Portfolio
   CSTG&E International Social Core Equity Portfolio
   World Core Equity Portfolio
   DFA LTIP Portfolio
   U.S. Social Core Equity 2 Portfolio
   U.S. Sustainability Core 1 Portfolio
   International Sustainability Core 1 Portfolio
   International Social Core Equity Portfolio
   Emerging Markets Social Core Equity Portfolio
   Tax Managed U.S. Marketwide Value Portfolio
   Tax Managed U.S. Equity Portfolio
   Tax Managed U.S. Targeted Value Portfolio
   Tax Managed U.S. Small Cap Portfolio
   T.A. U.S. Core Equity 2 Portfolio
   Tax-Managed DFA International Value Portfolio
   T.A. World ex U.S. Core Equity Portfolio
   LWAS/DFA International High Book to Market Portfolio

   VA U.S. Targeted Value Portfolio
   VA U.S. Large Value Portfolio
   VA International Value Portfolio
   VA International Small Portfolio
   VA Short-Term Fixed Portfolio
   VA Global Bond Portfolio
   VIT Inflation-Protected Securities Portfolio
   DFA VA Global Moderate Allocation Portfolio
   U.S. Large Cap Growth Portfolio
   U.S. Small Cap Growth Portfolio
   International Large Cap Growth Portfolio
   International Small Cap Growth Portfolio
   DFA Social Fixed Income Portfolio
   DFA Diversified Fixed Income Portfolio
   U.S. High Relative Profitability Portfolio
   International High Relative Profitability Portfolio
   VA Equity Allocation Portfolio
   DFA MN Municipal Bond Portfolio
   DFA California Municipal Real Return Portfolio
   DFA Global Core Plus Fixed Income Portfolio

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments

   Federal Tax Cost
   Other
   Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

ADR              American Depositary Receipt
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
BAN              Bond Anticipation Notes
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
FSA              Financial Security Assurance
GDR              Global Depositary Receipt
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF CMNWLTH    General Obligation of Commonwealth
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from
                 National Public Finance Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures
                 Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
REIT             Real Estate Investment Trust
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
SPDR             Standard & Poor's Depositary Receipts
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
TAN              Tax Anticipation Notes
TRANS            Tax and Revenue Anticipation Notes
UP               Unrefunded Portion
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
NZD              New Zealand Dollars
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

Investment Footnotes

+           See Security Valuation Note within the Notes to Schedules of
            Investments.
++          Securities have generally been fair valued. See Security Valuation
            Note within the Notes to Schedules of Investments.
**          Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
            Partial Securities on Loan and/or Non-Income Producing Securities.
*           Non-Income Producing Securities.
#           Total or Partial Securities on Loan.
@           Security purchased with cash proceeds from Securities on Loan.
^           Denominated in USD, unless otherwise noted.
^^          See Federal Tax Cost Note within the Notes to Schedules of
            Investments.
(degrees)   Security is being fair valued as of January 31, 2018.
--          Amounts designated as -- are either zero or rounded to zero.
(S)         Affiliated Fund.
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
            Board of Trustees.
++          Security pledged as collateral for the Open Futures Contracts.
++          Security pledged as collateral for Swap Agreements.
(r)         The adjustable/variable rate shown is effective as of January 31,
            2018.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

CPI  Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (78.4%)

AUSTRALIA -- (7.9%)
Australia & New Zealand Banking Group, Ltd.
    2.050%, 09/23/19                                           538  $   533,811
##  2.250%, 12/19/19                                         1,000      994,608
    5.100%, 01/13/20                                           750      785,601
Commonwealth Bank of Australia
    5.000%, 10/15/19                                         3,000    3,120,104
##  2.250%, 03/10/20                                         1,000      992,720
##  2.050%, 09/18/20                                         1,800    1,771,025
    2.400%, 11/02/20                                         2,096    2,080,263
National Australia Bank, Ltd.
    2.125%, 05/22/20                                         5,586    5,531,947
    4.000%, 07/13/20                                    EUR    550      748,944
    2.500%, 01/12/21                                         3,500    3,478,891
Westpac Banking Corp.
    1.950%, 11/23/18                                         1,111    1,109,305
    2.250%, 01/17/19                                         3,200    3,201,088
    2.150%, 03/06/20                                         2,204    2,184,954
    2.300%, 05/26/20                                         3,500    3,476,064
                                                                    -----------
TOTAL AUSTRALIA                                                      30,009,325
                                                                    -----------
AUSTRIA -- (2.2%)
Oesterreichische Kontrollbank AG
    1.125%, 04/26/19                                         2,000    1,974,508
    1.750%, 01/24/20                                         5,000    4,944,792
    1.875%, 01/20/21                                         1,500    1,473,052
                                                                    -----------
TOTAL AUSTRIA                                                         8,392,352
                                                                    -----------
BELGIUM -- (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                         1,123    1,183,912
                                                                    -----------
CANADA -- (15.7%)
Alberta, Province of Canada
    2.000%, 06/01/19                                    CAD  1,000      814,732
    1.900%, 12/06/19                                         5,600    5,544,751
Bank of Montreal
    2.100%, 12/12/19                                           680      674,743
British Columbia, Province of Canada
    3.700%, 12/18/20                                    CAD  2,500    2,120,630
Canada Housing Trust No 1
##  2.000%, 12/15/19                                    CAD  4,000    3,258,277
##  1.200%, 06/15/20                                    CAD  1,000      798,439
CPPIB Capital, Inc.
    1.400%, 06/04/20                                    CAD  6,200    4,963,680
Ontario, Province of Canada
    4.400%, 06/02/19                                    CAD  1,000      840,228
    4.200%, 06/02/20                                    CAD  2,000    1,704,244

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
Province of Manitoba Canada
     2.050%, 11/30/20                                        3,000  $ 2,952,720
Province of Ontario Canada
     1.650%, 09/27/19                                          795      785,301
     4.400%, 04/14/20                                        5,000    5,201,430
Quebec, Province of Canada
     4.500%, 12/01/19                                   CAD  2,500    2,124,634
     4.500%, 12/01/20                                   CAD  4,500    3,893,232
Royal Bank of Canada
#    2.000%, 12/10/18                                        1,099    1,098,856
     2.770%, 12/11/18                                   CAD  2,100    1,719,063
#    2.150%, 03/15/19                                        1,985    1,980,239
     2.980%, 05/07/19                                   CAD  2,000    1,643,577
     2.350%, 12/09/19                                   CAD  1,300    1,060,018
     2.350%, 10/30/20                                        1,000      993,884
Saskatchewan, Province of Canada
     3.900%, 07/28/20                                   CAD  6,300    5,345,166
Toronto-Dominion Bank (The)
     1.950%, 01/22/19                                        2,400    2,394,763
     2.447%, 04/02/19                                   CAD  4,000    3,267,772
     1.900%, 10/24/19                                        2,200    2,179,642
     2.563%, 06/24/20                                   CAD  3,000    2,452,610
                                                                    -----------
TOTAL CANADA                                                         59,812,631
                                                                    -----------
FRANCE -- (0.6%)
Caisse des Depots et Consignations
     1.500%, 11/13/18                                          600      596,836
Total Capital Canada, Ltd.
     1.875%, 07/09/20                                   EUR  1,400    1,816,281
                                                                    -----------
TOTAL FRANCE                                                          2,413,117
                                                                    -----------
GERMANY -- (5.3%)
Daimler Finance North America LLC
##   2.250%, 03/02/20                                        1,500    1,486,685
Deutsche Bank AG
     2.850%, 05/10/19                                        1,500    1,502,197
EMD Finance LLC
###  2.400%, 03/19/20                                        2,100    2,099,385
Erste Abwicklungsanstalt
     1.375%, 10/30/19                                          600      588,490
FMS Wertmanagement AoeR
     1.000%, 08/16/19                                          500      490,665
     1.750%, 01/24/20                                        3,000    2,968,315
Kreditanstalt fuer Wiederaufbau
     1.500%, 09/09/19                                        2,000    1,976,920
     1.250%, 09/30/19                                        2,500    2,459,575
     0.125%, 06/01/20                                   EUR  1,400    1,756,829
Landwirtschaftliche Rentenbank
     1.750%, 04/15/19                                        2,000    1,989,300

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
GERMANY -- (Continued)
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20                                         1,000  $   985,148
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19                                         2,000    1,992,660
                                                                    -----------
TOTAL GERMANY                                                        20,296,169
                                                                    -----------
IRELAND -- (1.0%)
Allergan Funding SCS
    3.000%, 03/12/20                                         1,200    1,204,342
Medtronic, Inc.
    2.500%, 03/15/20                                         2,500    2,501,771
                                                                    -----------
TOTAL IRELAND                                                         3,706,113
                                                                    -----------
JAPAN -- (4.3%)
American Honda Finance Corp.
    2.150%, 03/13/20                                         1,500    1,489,157
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20                                         1,400    1,390,003
Beam Suntory, Inc.
    1.750%, 06/15/18                                         1,000      998,472
Development Bank of Japan, Inc.
    1.625%, 09/25/19                                         2,000    1,968,688
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20                                         1,300    1,287,064
Toyota Credit Canada, Inc.
    2.800%, 11/21/18                                    CAD  3,000    2,456,073
    2.250%, 05/23/19                                    CAD  1,900    1,548,021
    1.800%, 02/19/20                                    CAD  3,500    2,818,183
Toyota Motor Credit Corp.
#   1.550%, 10/18/19                                         2,500    2,467,042
                                                                    -----------
TOTAL JAPAN                                                          16,422,703
                                                                    -----------
NETHERLANDS -- (6.5%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18                                         2,500    2,484,683
    1.375%, 01/28/19                                           500      496,248
    1.875%, 06/11/19                                         2,954    2,938,669
    1.750%, 10/30/19                                           600      593,975
    1.625%, 11/25/19                                           700      690,610
    1.750%, 03/24/20                                         1,000      986,461
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                         4,144    4,145,082
    2.250%, 12/02/19                                         1,655    1,645,823
    4.750%, 01/15/20                                           700      729,507
Mylan, Inc.
    2.550%, 03/28/19                                         1,500    1,497,743

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
##  1.500%, 01/23/19                                         2,000  $ 1,988,480
    1.625%, 03/04/20                                         2,000    1,968,860
Shell International Finance BV
    1.375%, 09/12/19                                         3,000    2,953,634
    4.375%, 03/25/20                                         1,547    1,607,937
                                                                    -----------
TOTAL NETHERLANDS                                                    24,727,712
                                                                    -----------
NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19                                         2,200    2,201,778
                                                                    -----------
NORWAY -- (1.8%)
Kommunalbanken A.S.
    1.750%, 05/28/19                                           500      496,817
    1.500%, 10/22/19                                           900      887,539
Statoil ASA
    2.250%, 11/08/19                                         4,461    4,453,406
    2.900%, 11/08/20                                           941      950,280
                                                                    -----------
TOTAL NORWAY                                                          6,788,042
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.5%)
Asian Development Bank
    2.800%, 01/19/21                                    AUD  1,000      813,827
Council Of Europe Development Bank
    1.625%, 03/10/20                                         3,000    2,955,566
European Investment Bank
    2.625%, 03/16/20                                    EUR  1,400    1,848,891
    6.000%, 08/06/20                                    AUD  1,500    1,316,195
    2.800%, 01/15/21                                    AUD  1,000      813,967
Inter-American Development Bank
    1.125%, 09/12/19                                         1,000      982,402
International Bank for Reconstruction & Development
    2.800%, 01/13/21                                    AUD  1,000      814,041
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                          9,544,889
                                                                    -----------
SWEDEN -- (1.3%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19                                         2,000    1,989,608
Nordea Bank AB
    2.375%, 04/04/19                                           877      877,083
Svensk Exportkredit AB
    1.750%, 05/18/20                                         1,000      985,394
Svenska Handelsbanken AB
    2.400%, 10/01/20                                         1,000      995,349
                                                                    -----------
TOTAL SWEDEN                                                          4,847,434
                                                                    -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
SWITZERLAND -- (0.3%)
Credit Suisse AG
    2.300%, 05/28/19                                       1,000  $  998,214
                                                                  ----------
UNITED KINGDOM -- (1.7%)
BAE Systems Holdings, Inc.
##  6.375%, 06/01/19                                         480     503,058
Barclays P.L.C.
    2.750%, 11/08/19                                       1,500   1,499,723
    2.875%, 06/08/20                                         500     499,543
BP Capital Markets P.L.C.
    2.315%, 02/13/20                                       2,550   2,543,228
HSBC USA, Inc.
#   2.375%, 11/13/19                                       1,000     997,190
Nationwide Building Society
##  6.250%, 02/25/20                                         360     384,614
                                                                  ----------
TOTAL UNITED KINGDOM                                               6,427,356
                                                                  ----------
UNITED STATES -- (26.4%)
Altria Group, Inc.
#   2.625%, 01/14/20                                       2,000   2,004,368
American Express Credit Corp.
#   2.250%, 08/15/19                                       1,500   1,495,560
    1.700%, 10/30/19                                         500     493,576
    2.375%, 05/26/20                                       1,000     994,500
Amgen, Inc.
    2.200%, 05/11/20                                       1,000     991,788
Anthem, Inc.
    2.500%, 11/21/20                                       1,766   1,756,041
Apple, Inc.
#   1.100%, 08/02/19                                       3,000   2,949,632
    1.500%, 09/12/19                                       1,000     988,937
    1.800%, 05/11/20                                       2,000   1,973,086
#   2.000%, 11/13/20                                       2,500   2,469,438
AT&T, Inc.
#   2.450%, 06/30/20                                       1,500   1,490,598
Bank of America Corp.
#   5.650%, 05/01/18                                         600     605,514
    2.250%, 04/21/20                                       1,035   1,027,901
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20                                       2,000   1,987,000
Becton Dickinson and Co.
    2.675%, 12/15/19                                       2,100   2,098,320
Boston Scientific Corp.
    6.000%, 01/15/20                                       1,300   1,380,870
Bristol-Myers Squibb Co.
    1.600%, 02/27/19                                       1,500   1,491,163
Capital One NA/Mclean
#   2.350%, 01/31/20                                       1,500   1,487,492
Caterpillar Financial Services Corp.
    1.350%, 05/18/19                                       1,000     987,915

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Chevron Corp.
#   2.193%, 11/15/19                                       3,500  $3,492,545
    1.961%, 03/03/20                                       3,600   3,568,282
Cisco Systems, Inc.
    4.450%, 01/15/20                                         747     776,528
Citibank NA
    2.100%, 06/12/20                                       1,000     987,789
Citizens Bank NA
    2.450%, 12/04/19                                       2,200   2,189,525
CVS Health Corp.
#   2.800%, 07/20/20                                       1,500   1,497,327
Dominion Energy, Inc.
    2.500%, 12/01/19                                       2,000   1,992,771
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                       1,184   1,187,199
Eastman Chemical Co.
#   2.700%, 01/15/20                                       2,000   2,005,120
Energy Transfer L.P.
    2.500%, 06/15/18                                       1,000   1,001,216
Enterprise Products Operating LLC
    5.250%, 01/31/20                                       2,000   2,099,068
Exelon Generation Co. LLC
#   2.950%, 01/15/20                                       2,000   2,010,059
Express Scripts Holding Co.
    2.250%, 06/15/19                                       2,000   1,992,052
Ford Motor Credit Co. LLC
    2.551%, 10/05/18                                       1,500   1,505,156
    1.897%, 08/12/19                                         425     419,761
    2.681%, 01/09/20                                       1,000     997,092
General Electric Co.
    2.200%, 01/09/20                                       1,000     991,128
General Motors Financial Co., Inc.
    3.150%, 01/15/20                                       1,600   1,611,476
Gilead Sciences, Inc.
    2.350%, 02/01/20                                       1,500   1,498,765
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20                                       1,000   1,073,021
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                       1,000     987,441
Humana, Inc.
    2.625%, 10/01/19                                       2,000   2,003,615
JM Smucker Co. (The)
    2.500%, 03/15/20                                       1,061   1,059,243
John Deere Capital Corp.
    1.250%, 10/09/19                                       1,500   1,472,960
Johnson & Johnson
    1.950%, 11/10/20                                         811     803,604
JPMorgan Chase & Co.
#   2.250%, 01/23/20                                       1,000     995,388
    4.950%, 03/25/20                                       2,000   2,100,536

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Kraft Heinz Foods Co.
    5.375%, 02/10/20                                       1,500  $1,577,586
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                         400     396,642
Markel Corp.
    7.125%, 09/30/19                                         527     563,246
Marriott International, Inc.
    6.750%, 05/15/18                                         845     856,307
Mattel, Inc.
    2.350%, 05/06/19                                         395     389,075
Microsoft Corp.
#   1.850%, 02/06/20                                       3,000   2,974,380
Morgan Stanley
    2.375%, 07/23/19                                       2,000   1,996,426
Nasdaq, Inc.
    5.550%, 01/15/20                                       1,300   1,371,214
Newell Brands, Inc.
    2.150%, 10/15/18                                       1,400   1,399,761
Nuveen Finance LLC
##  2.950%, 11/01/19                                       1,000   1,006,153
Philip Morris International, Inc.
    2.000%, 02/21/20                                       3,000   2,969,350
Quest Diagnostics, Inc.
#   4.750%, 01/30/20                                       1,131   1,176,322
Ryder System, Inc.
    2.450%, 09/03/19                                       2,000   1,997,393
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                       2,000   1,992,950
Textron, Inc.
    7.250%, 10/01/19                                       1,500   1,610,424


                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
UNITED STATES -- (Continued)
Time Warner, Inc.
      4.875%, 03/15/20                                      2,000 $  2,090,341
Total System Services, Inc.
      2.375%, 06/01/18                                        700      700,664
Tyson Foods, Inc.
      2.650%, 08/15/19                                      2,000    2,005,948
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20                                      2,000    1,993,481
                                                                  ------------
TOTAL UNITED STATES                                                100,060,029
                                                                  ------------
TOTAL BONDS                                                        297,831,776
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- (18.8%)
U.S. Treasury Notes
      2.750%, 02/15/19                                      4,550    4,586,080
      1.500%, 02/28/19                                      1,500    1,492,324
      0.875%, 09/15/19                                      3,600    3,530,391
      1.000%, 09/30/19                                      2,000    1,964,766
      1.125%, 03/31/20                                     22,700   22,192,797
      1.500%, 05/15/20                                      3,500    3,445,312
      1.375%, 05/31/20                                      2,500    2,452,246
      1.625%, 06/30/20                                     28,500   28,096,992
      1.625%, 07/31/20                                      3,500    3,447,910
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     71,208,818
                                                                  ------------
TOTAL INVESTMENT SECURITIES                                        369,040,594
                                                                  ------------

                                                          SHARES
                                                          -------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund                      915,235   10,590,180
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $381,389,063)^^                                             $379,630,774
                                                                  ============

At January 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                  SETTLEMENT    APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD           COUNTERPARTY              DATE      (DEPRECIATION)
------------------ --------------   --------------------------- -------------- --------------
 USD $2,523,260    EUR  2,110,962   Bank of America Corp.          03/16/18      $(104,828)
 USD  3,529,084    EUR  2,954,358   Barclays Capital               03/16/18       (149,009)
 USD  1,623,174    AUD  2,029,894   Bank of America Corp.          04/18/18        (12,241)
 USD  2,119,773    CAD  2,643,844   Bank of America Corp.          04/18/18        (31,623)
 USD  2,133,179    AUD  2,663,214   Citibank, N.A.                 04/18/18        (12,480)
 USD 40,638,526    CAD 50,546,386   State Street Bank and Trust    04/18/18       (492,973)
                                                                                 ---------
                                                                    TOTAL
                                                                (DEPRECIATION)   $(803,154)
                                                                                 =========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At January 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)      2,675    03/16/18  $350,790,748 $377,950,750  $27,160,002
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                        $350,790,748 $377,950,750  $27,160,002
                                               ============ ============  ===========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ----------- ------------  ------- ------------
Bonds
   Australia                              -- $ 30,009,325    --    $ 30,009,325
   Austria                                --    8,392,352    --       8,392,352
   Belgium                                --    1,183,912    --       1,183,912
   Canada                                 --   59,812,631    --      59,812,631
   France                                 --    2,413,117    --       2,413,117
   Germany                                --   20,296,169    --      20,296,169
   Ireland                                --    3,706,113    --       3,706,113
   Japan                                  --   16,422,703    --      16,422,703
   Netherlands                            --   24,727,712    --      24,727,712
   New Zealand                            --    2,201,778    --       2,201,778
   Norway                                 --    6,788,042    --       6,788,042
   Supranational Organization
     Obligations                          --    9,544,889    --       9,544,889
   Sweden                                 --    4,847,434    --       4,847,434
   Switzerland                            --      998,214    --         998,214
   United Kingdom                         --    6,427,356    --       6,427,356
   United States                          --  100,060,029    --     100,060,029
U.S. Treasury Obligations                 --   71,208,818    --      71,208,818
Securities Lending Collateral             --   10,590,180    --      10,590,180
Futures Contracts**              $27,160,002           --    --      27,160,002
Forward Currency Contracts**              --     (803,154)   --        (803,154)
                                 ----------- ------------    --    ------------
TOTAL                            $27,160,002 $378,827,620    --    $405,987,622
                                 =========== ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                  VALUE+
                                                              ---------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The U.S. Large Cap Value Series of
     The DFA Investment Trust Company                         $26,439,314,993
                                                              ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^   $26,439,314,993
                                                              ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (86.3%)

Consumer Discretionary -- (14.3%)
*   1-800-Flowers.com, Inc. Class A                         496,436 $ 5,175,345
    A.H. Belo Corp. Class A                                 160,029     784,142
    Aaron's, Inc.                                           501,140  20,491,615
#   Abercrombie & Fitch Co. Class A                         639,625  13,246,634
#   Adient P.L.C.                                            74,518   4,828,766
#*  Adtalem Global Education, Inc.                          543,314  24,992,444
#   AMC Entertainment Holdings, Inc. Class A                279,519   3,577,843
    AMCON Distributing Co.                                      850      74,800
#*  America's Car-Mart, Inc.                                 99,445   4,584,415
#*  American Axle & Manufacturing Holdings, Inc.          1,131,898  19,978,000
#   American Eagle Outfitters, Inc.                       1,436,769  25,861,842
*   American Public Education, Inc.                         161,730   4,107,942
    Ark Restaurants Corp.                                    11,790     300,645
#*  Ascena Retail Group, Inc.                             1,641,608   3,545,873
*   Ascent Capital Group, Inc. Class A                      108,353   1,021,769
#*  AutoNation, Inc.                                        794,539  47,847,139
#*  AV Homes, Inc.                                           87,228   1,474,153
*   Ballantyne Strong, Inc.                                 125,592     571,444
*   Barnes & Noble Education, Inc.                          501,554   3,335,334
#   Barnes & Noble, Inc.                                    817,889   3,844,078
#   Bassett Furniture Industries, Inc.                       63,865   2,168,217
    BBX Capital Corp.                                        18,601     169,455
#   Beasley Broadcast Group, Inc. Class A                    33,491     420,312
#*  Beazer Homes USA, Inc.                                   32,248     597,878
#   Bed Bath & Beyond, Inc.                                 923,414  21,312,395
#*  Belmond, Ltd. Class A                                   670,427   8,648,508
#   Big 5 Sporting Goods Corp.                              158,519     895,632
#*  Biglari Holdings, Inc.                                    3,086   1,273,561
#   BJ's Restaurants, Inc.                                  161,667   6,102,929
#*  Bojangles', Inc.                                        136,347   1,670,251
#*  Boot Barn Holdings, Inc.                                139,619   2,447,521
    Bowl America, Inc. Class A                               14,256     220,968
#   Boyd Gaming Corp.                                        50,714   2,001,682
*   Bridgepoint Education, Inc.                             239,642   1,852,433
#*  Build-A-Bear Workshop, Inc.                             171,524   1,475,106
#   CalAtlantic Group, Inc.                               1,024,628  57,512,370
    Caleres, Inc.                                           436,312  12,932,288
#   Callaway Golf Co.                                     1,061,898  15,684,233
*   Cambium Learning Group, Inc.                                966       6,781
*   Career Education Corp.                                  135,368   1,678,563
#   Carriage Services, Inc.                                 187,546   4,994,350
#*  Carrols Restaurant Group, Inc.                          269,193   3,351,453
#   Cato Corp. (The) Class A                                200,931   2,387,060
*   Cavco Industries, Inc.                                  102,067  15,631,561
*   Century Casinos, Inc.                                     4,989      45,649
*   Century Communities, Inc.                               150,763   4,764,111
#*  Cherokee, Inc.                                          103,693     160,724
    Chico's FAS, Inc.                                     1,324,117  12,592,353
#*  Christopher & Banks Corp.                               192,272     244,185
#*  Chuy's Holdings, Inc.                                   151,147   4,005,396
    Citi Trends, Inc.                                       133,900   3,147,989

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Clarus Corp.                                              1,859 $    13,850
#   Columbia Sportswear Co.                                  32,926   2,458,584
#*  Conn's, Inc.                                            100,646   3,351,512
#*  Container Store Group, Inc. (The)                        20,360      96,914
#   Cooper Tire & Rubber Co.                                615,343  24,059,911
#*  Cooper-Standard Holdings, Inc.                          167,354  20,850,635
#   Core-Mark Holding Co., Inc.                             241,477   5,334,227
#*  Crocs, Inc.                                             962,613  13,004,902
    CSS Industries, Inc.                                     26,571     695,097
    Culp, Inc.                                               69,598   2,213,216
    Dana, Inc.                                              263,838   8,704,016
*   DavidsTea, Inc.                                           2,280       9,006
#*  Deckers Outdoor Corp.                                   377,961  32,395,037
#*  Del Frisco's Restaurant Group, Inc.                     198,390   3,471,825
*   Del Taco Restaurants, Inc.                              278,712   3,531,281
#*  Delta Apparel, Inc.                                      34,139     637,034
#*  Destination Maternity Corp.                              64,254     163,848
#*  Destination XL Group, Inc.                               18,973      49,330
#   Dick's Sporting Goods, Inc.                             477,419  15,019,602
#   Dillard's, Inc. Class A                                 273,486  18,476,714
#   DineEquity, Inc.                                         53,364   2,955,298
*   Dixie Group, Inc. (The)                                  47,282     165,487
    Dover Motorsports, Inc.                                  16,790      33,580
#   Drive Shack, Inc.                                       195,048   1,010,349
#   DSW, Inc. Class A                                       806,018  16,144,541
#*  El Pollo Loco Holdings, Inc.                            108,881   1,094,254
#*  Eldorado Resorts, Inc.                                   29,899   1,033,010
*   Emerson Radio Corp.                                      86,891     119,041
#*  Emmis Communications Corp. Class A                        3,854      12,834
    Entercom Communications Corp. Class A                     9,068     100,201
    Entravision Communications Corp. Class A                235,250   1,634,988
#*  Eros International P.L.C.                                27,955     318,687
    Escalade, Inc.                                           11,439     146,991
#   Ethan Allen Interiors, Inc.                             298,925   7,428,286
*   EVINE Live, Inc.                                         38,586      47,075
#*  EW Scripps Co. (The) Class A                            636,175  10,185,162
#*  Express, Inc.                                           709,074   4,949,337
#*  Fiesta Restaurant Group, Inc.                           308,992   5,932,646
#   Finish Line, Inc. (The) Class A                         262,450   2,973,559
    Flanigan's Enterprises, Inc.                              2,074      49,569
    Flexsteel Industries, Inc.                               47,487   2,045,740
#   Foot Locker, Inc.                                       252,880  12,429,052
#*  Fossil Group, Inc.                                      154,142   1,226,970
#*  Francesca's Holdings Corp.                              408,275   2,380,243
#   Fred's, Inc. Class A                                    266,785     883,058
#*  FTD Cos., Inc.                                          277,933   1,628,687
#*  G-III Apparel Group, Ltd.                               487,026  18,190,421
#   GameStop Corp. Class A                                1,363,396  22,918,687
    Gaming Partners International Corp.                      13,313     130,334
#   Gannett Co., Inc.                                       764,288   9,018,598
#*  Genesco, Inc.                                           198,724   6,925,531
    Gentex Corp.                                            459,038  10,870,020
*   Gentherm, Inc.                                           59,650   1,908,800

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*         Global Eagle Entertainment, Inc.                  22,205 $    64,172
           Goodyear Tire & Rubber Co. (The)                 631,823  22,000,077
           Graham Holdings Co. Class B                       45,931  27,303,683
*          Gray Television, Inc.                            401,465   6,563,953
#*         Green Brick Partners, Inc.                        84,626     947,811
#          Group 1 Automotive, Inc.                         165,440  12,978,768
#          Guess?, Inc.                                     675,562  12,410,074
#*         Habit Restaurants, Inc. (The) Class A             84,362     738,168
#          Hamilton Beach Brands Holding Co. Class A         79,258   2,037,723
(degrees)  Hamilton Beach Brands Holding Co. Class B          1,458      37,485
*          Harte-Hanks, Inc.                                325,974     274,307
#          Haverty Furniture Cos., Inc.                     127,488   2,842,982
           Haverty Furniture Cos., Inc. Class A                 844      18,863
*          Helen of Troy, Ltd.                              192,385  17,920,663
#*         Hemisphere Media Group, Inc.                      34,922     373,665
#*         Hibbett Sports, Inc.                             193,796   4,379,790
#          Hooker Furniture Corp.                            80,602   2,994,364
#*         Horizon Global Corp.                             113,254     956,996
*          Houghton Mifflin Harcourt Co.                    292,145   2,454,018
#*         Iconix Brand Group, Inc.                         647,785     809,731
           ILG, Inc.                                        450,921  14,163,429
*          IMAX Corp.                                       151,288   3,003,067
*          Insignia Systems, Inc.                             3,334       4,401
           International Game Technology P.L.C.             588,039  17,094,294
*          J Alexander's Holdings, Inc.                      25,125     242,456
#*         JAKKS Pacific, Inc.                               54,360     138,618
#*         JC Penney Co., Inc.                            1,364,157   5,061,022
           John Wiley & Sons, Inc. Class A                  100,769   6,388,755
           Johnson Outdoors, Inc. Class A                    38,428   2,316,056
*          K12, Inc.                                        338,776   5,877,764
#          KB Home                                          107,878   3,400,315
*          Kirkland's, Inc.                                 154,804   1,642,470
           Kohl's Corp.                                   1,468,487  95,113,903
#*         Kona Grill, Inc.                                  11,732      19,944
*          La Quinta Holdings, Inc.                         625,633  12,468,866
           La-Z-Boy, Inc.                                   571,082  17,218,122
*          Lakeland Industries, Inc.                         52,507     740,349
#*         Lands' End, Inc.                                  12,569     211,159
           Lennar Corp. Class B                              23,010   1,165,226
#*         LGI Homes, Inc.                                   38,288   2,591,332
#          Libbey, Inc.                                     211,627   1,496,203
*          Liberty Expedia Holdings, Inc. Class A            51,560   2,417,648
*          Liberty Latin America, Ltd. Class C                2,465      55,882
#          Liberty Tax, Inc.                                 27,329     281,489
*          Liberty TripAdvisor Holdings, Inc. Class A       604,890   5,323,032
           Lifetime Brands, Inc.                             68,563   1,196,424
*          Lincoln Educational Services Corp.                11,206      20,955
#          Lithia Motors, Inc. Class A                      118,847  14,851,121
*          Luby's, Inc.                                     143,405     438,819
*          M/I Homes, Inc.                                  154,973   5,011,827
#          Macy's, Inc.                                   1,934,347  50,196,305
#*         Madison Square Garden Co. (The) Class A           44,781   9,665,531
           Marcus Corp. (The)                               121,676   3,163,576

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   MarineMax, Inc.                                         233,981 $ 5,369,864
#   Marriott Vacations Worldwide Corp.                      260,420  39,669,779
#*  McClatchy Co. (The) Class A                              22,317     204,201
#   MDC Holdings, Inc.                                      365,642  12,325,792
#   Meredith Corp.                                          335,974  22,221,320
*   Meritage Homes Corp.                                    267,052  12,671,617
*   Modine Manufacturing Co.                                338,173   7,896,340
*   Monarch Casino & Resort, Inc.                            13,813     629,320
#   Monro, Inc.                                              44,095   2,491,368
#*  Motorcar Parts of America, Inc.                         234,814   6,391,637
#   Movado Group, Inc.                                       96,220   2,944,332
#*  Nautilus, Inc.                                          117,593   1,511,070
*   New Home Co., Inc. (The)                                 25,619     303,585
    New Media Investment Group, Inc.                        210,420   3,556,098
#*  New York & Co., Inc.                                    202,202     630,870
#   New York Times Co. (The) Class A                        550,484  12,798,753
    News Corp. Class A                                      745,418  12,754,102
    News Corp. Class B                                       76,798   1,340,125
#   Nexstar Media Group, Inc. Class A                       243,836  18,312,084
    Office Depot, Inc.                                    3,864,913  12,560,967
#*  Overstock.com, Inc.                                     367,360  25,237,632
#   Oxford Industries, Inc.                                  80,839   6,370,113
    P&F Industries, Inc. Class A                              1,458      10,935
#*  Papa Murphy's Holdings, Inc.                              2,180      11,118
#*  Party City Holdco, Inc.                                  96,805   1,403,673
    Peak Resorts, Inc.                                        2,100      11,760
#   Penske Automotive Group, Inc.                           730,052  38,101,414
#*  Perry Ellis International, Inc.                         108,954   2,612,717
#   PICO Holdings, Inc.                                     152,801   2,001,693
#   Pier 1 Imports, Inc.                                  1,083,445   3,597,037
*   Playa Hotels & Resorts NV                                 3,664      37,959
#*  Potbelly Corp.                                          300,895   3,640,830
    PulteGroup, Inc.                                      1,973,136  62,804,919
#   Ralph Lauren Corp.                                      114,538  13,092,839
    RCI Hospitality Holdings, Inc.                           69,237   2,034,183
*   Reading International, Inc. Class A                     124,912   2,059,799
*   Red Lion Hotels Corp.                                   163,404   1,707,572
#*  Red Robin Gourmet Burgers, Inc.                         101,324   5,334,709
*   Regis Corp.                                             377,092   6,003,305
#   Rocky Brands, Inc.                                       47,189     811,651
    Saga Communications, Inc. Class A                        20,113     796,475
    Salem Media Group, Inc.                                  83,940     390,321
#   Scholastic Corp.                                        227,705   8,748,426
#*  Sequential Brands Group, Inc.                             5,331       8,636
*   Shiloh Industries, Inc.                                 231,969   1,728,169
#   Shoe Carnival, Inc.                                     109,362   2,498,922
#*  Shutterfly, Inc.                                         13,828     942,378
#   Signet Jewelers, Ltd.                                   512,856  27,130,082
#   Sinclair Broadcast Group, Inc. Class A                   58,366   2,165,379
*   Skechers U.S.A., Inc. Class A                           254,156  10,468,686
#*  Skyline Corp.                                            29,533     652,384
#   Sonic Automotive, Inc. Class A                          285,497   6,152,460
    Speedway Motorsports, Inc.                              246,386   5,112,510

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#   Stage Stores, Inc.                                   177,385 $      296,233
#   Standard Motor Products, Inc.                        240,231     11,507,065
#   Stein Mart, Inc.                                      42,702         29,037
*   Steven Madden, Ltd.                                   39,003      1,801,939
*   Stoneridge, Inc.                                     273,016      6,645,209
    Strattec Security Corp.                               26,168      1,008,776
#   Superior Industries International, Inc.              173,749      2,927,671
    Superior Uniform Group, Inc.                          53,380      1,257,633
*   Sypris Solutions, Inc.                                58,417         80,615
*   Tandy Leather Factory, Inc.                           74,640        548,604
*   Taylor Morrison Home Corp. Class A                   726,115     18,465,104
    TEGNA, Inc.                                          838,850     12,138,160
#   Tile Shop Holdings, Inc.                             197,352      1,845,241
#   Tilly's, Inc. Class A                                140,113      2,090,486
#   Toll Brothers, Inc.                                1,780,007     82,912,726
*   TopBuild Corp.                                       163,894     12,544,447
    Tower International, Inc.                            213,941      6,461,018
#*  Townsquare Media, Inc. Class A                        26,296        197,220
*   Trans World Entertainment Corp.                       56,939         99,643
*   TravelCenters of America LLC                          87,351        384,344
#*  TRI Pointe Group, Inc.                             1,716,547     27,996,882
    Tribune Media Co. Class A                             52,266      2,226,009
#*  Tuesday Morning Corp.                                347,267      1,007,074
*   Unifi, Inc.                                          112,730      4,014,315
#*  Universal Electronics, Inc.                           28,193      1,299,697
*   Universal Technical Institute, Inc.                   32,013         88,996
#*  Urban One, Inc.                                       26,961         49,878
#*  Urban Outfitters, Inc.                               909,746     31,031,436
#*  Vera Bradley, Inc.                                   397,301      3,690,926
#*  Vista Outdoor, Inc.                                  641,963      9,725,739
#*  Vitamin Shoppe, Inc.                                 336,116      1,428,493
#*  VOXX International Corp.                             180,475      1,073,826
    Weyco Group, Inc.                                     35,444      1,098,055
#*  William Lyon Homes Class A                           212,343      5,765,112
#   Winnebago Industries, Inc.                           338,946     15,405,096
    Wolverine World Wide, Inc.                           946,942     31,088,106
*   ZAGG, Inc.                                           168,689      2,817,106
#*  Zoe's Kitchen, Inc.                                   39,619        583,192
#*  Zumiez, Inc.                                         199,994      4,149,876
                                                                 --------------
Total Consumer Discretionary                                      1,810,600,262
                                                                 --------------
Consumer Staples -- (2.2%)
#   Alico, Inc.                                           27,332        735,231
*   Alliance One International, Inc.                      98,035      1,289,160
#   Andersons, Inc. (The)                                203,765      6,948,386
#   B&G Foods, Inc.                                       18,900        623,700
*   Bridgford Foods Corp.                                  1,048         17,664
*   CCA Industries, Inc.                                  20,184         62,570
*   Central Garden & Pet Co.                              79,683      3,122,777
*   Central Garden & Pet Co. Class A                     236,044      8,903,580
#*  Chefs' Warehouse, Inc. (The)                         216,325      4,402,214
#*  Craft Brew Alliance, Inc.                            230,665      4,463,368

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
*   Darling Ingredients, Inc.                            1,378,021 $ 25,548,509
#   Dean Foods Co.                                         936,831    9,714,937
#*  Edgewell Personal Care Co.                              41,894    2,365,335
#*  Farmer Brothers Co.                                    123,500    3,902,600
#   Fresh Del Monte Produce, Inc.                          346,138   16,375,789
#*  Hostess Brands, Inc.                                   419,788    5,793,074
    Ingles Markets, Inc. Class A                           117,207    3,938,155
#   Inter Parfums, Inc.                                    205,720    9,380,832
#   John B. Sanfilippo & Son, Inc.                          51,298    3,212,281
*   Landec Corp.                                           162,576    2,137,874
    Limoneira Co.                                           42,516      916,220
    Mannatech, Inc.                                          5,132       73,901
*   Natural Alternatives International, Inc.                39,500      440,425
#*  Natural Grocers by Vitamin Cottage, Inc.                97,685      840,091
    Nature's Sunshine Products, Inc.                         4,308       52,127
    Oil-Dri Corp. of America                                30,839    1,199,329
#   Orchids Paper Products Co.                              60,361      909,037
*   Performance Food Group Co.                              43,627    1,498,587
#*  Post Holdings, Inc.                                    613,765   46,443,597
#   Sanderson Farms, Inc.                                  225,582   28,626,356
    Seaboard Corp.                                           2,008    8,706,688
*   Seneca Foods Corp. Class A                              57,593    1,817,059
*   Seneca Foods Corp. Class B                                 189        6,067
#*  Smart & Final Stores, Inc.                             173,310    1,629,114
    SpartanNash Co.                                        217,788    5,307,494
#*  SUPERVALU, Inc.                                        380,230    6,022,843
#*  TreeHouse Foods, Inc.                                  222,229   10,480,320
#*  United Natural Foods, Inc.                             626,248   29,809,405
    Universal Corp.                                        234,662   11,263,776
#   Village Super Market, Inc. Class A                      46,433    1,090,247
#   Weis Markets, Inc.                                     100,159    3,982,322
                                                                   ------------
Total Consumer Staples                                              274,053,041
                                                                   ------------
Energy -- (8.9%)
*   Abraxas Petroleum Corp.                                 21,352       51,031
    Adams Resources & Energy, Inc.                          25,853    1,150,459
#*  Antero Resources Corp.                               1,536,440   29,853,029
#*  Approach Resources, Inc.                                28,800       96,192
#   Arch Coal, Inc. Class A                                120,952   10,886,890
#   Archrock, Inc.                                         549,977    5,114,786
#*  Ardmore Shipping Corp.                                  67,170      476,907
*   Barnwell Industries, Inc.                               21,188       50,830
#*  Basic Energy Services, Inc.                            223,547    4,356,931
*   Bill Barrett Corp.                                     700,358    3,592,837
*   Bonanza Creek Energy, Inc.                              54,384    1,523,296
#   Bristow Group, Inc.                                    348,942    5,377,196
#*  Callon Petroleum Co.                                 2,268,004   25,741,845
#*  CARBO Ceramics, Inc.                                     4,214       33,543
#*  Carrizo Oil & Gas, Inc.                                 40,021      804,822
#*  Clean Energy Fuels Corp.                               873,342    1,371,147
*   Cloud Peak Energy, Inc.                                768,762    3,843,810
#*  CNX Resources Corp.                                  3,021,349   42,329,100

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#*  CONSOL Energy, Inc.                                     377,668 $12,247,773
#*  Contango Oil & Gas Co.                                  278,458   1,141,678
#   CVR Energy, Inc.                                        214,969   7,693,741
#*  Dawson Geophysical Co.                                  215,731   1,376,364
#   Delek US Holdings, Inc.                                 673,270  23,490,390
#*  Denbury Resources, Inc.                                 241,314     586,393
#   DHT Holdings, Inc.                                      883,650   3,057,429
#*  Diamond Offshore Drilling, Inc.                         922,240  16,305,203
#*  Dorian LPG, Ltd.                                        166,710   1,273,664
#*  Dril-Quip, Inc.                                         453,785  23,437,995
*   Eclipse Resources Corp.                                 298,830     639,496
*   ENGlobal Corp.                                           19,355      15,958
#   EnLink Midstream LLC                                    184,103   3,424,316
#   Ensco P.L.C. Class A                                  3,254,305  19,200,400
#*  EP Energy Corp. Class A                                 103,499     197,683
*   Era Group, Inc.                                         178,719   1,810,423
*   Exterran Corp.                                          201,725   5,825,818
#*  Extraction Oil & Gas, Inc.                               89,476   1,261,612
#*  Forum Energy Technologies, Inc.                         983,927  16,628,366
    Frank's International NV                                 48,531     335,835
#   GasLog, Ltd.                                            313,365   6,329,973
#*  Geospace Technologies Corp.                              74,180   1,020,717
#   Green Plains, Inc.                                      309,111   5,409,443
#   Gulf Island Fabrication, Inc.                           132,848   1,713,739
*   Gulfport Energy Corp.                                 1,636,344  16,641,618
#*  Halcon Resources Corp.                                  475,612   3,800,140
    Hallador Energy Co.                                      49,217     343,535
#*  Helix Energy Solutions Group, Inc.                    1,365,106  10,279,248
#   Helmerich & Payne, Inc.                                 824,570  59,393,777
    HollyFrontier Corp.                                   1,989,315  95,407,547
#*  Hornbeck Offshore Services, Inc.                        175,386     596,312
#*  Independence Contract Drilling, Inc.                     89,670     412,482
#*  International Seaways, Inc.                              73,128   1,220,506
*   ION Geophysical Corp.                                     9,991     175,342
#*  Kosmos Energy, Ltd.                                     141,133     975,229
#*  Lonestar Resources US Inc. Class A                       11,284      45,813
#*  Matador Resources Co.                                   200,693   6,504,460
*   Matrix Service Co.                                      250,511   4,484,147
#*  McDermott International, Inc.                         2,755,274  24,191,306
*   Mitcham Industries, Inc.                                 90,708     341,062
#   Murphy Oil Corp.                                      1,745,163  56,019,732
#   Nabors Industries, Ltd.                               2,937,122  23,027,037
    NACCO Industries, Inc. Class A                           42,098   1,770,221
*   Natural Gas Services Group, Inc.                         78,488   2,162,344
#*  Newpark Resources, Inc.                                 947,862   8,625,544
#*  Noble Corp. P.L.C.                                    2,293,370  10,755,905
#   Nordic American Offshore, Ltd.                              123         151
*   Oasis Petroleum, Inc.                                 2,567,384  22,233,545
#   Oceaneering International, Inc.                         829,124  17,146,284
#*  Oil States International, Inc.                          387,789  12,409,248
*   Overseas Shipholding Group, Inc. Class A                232,837     491,286
#*  Pacific Ethanol, Inc.                                   341,511   1,434,346
    Panhandle Oil and Gas, Inc. Class A                      48,153     979,914

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
#*  Par Pacific Holdings, Inc.                            58,894 $    1,073,638
#*  Parker Drilling Co.                                  762,687        869,463
#*  Parsley Energy, Inc. Class A                          60,482      1,427,375
    Patterson-UTI Energy, Inc.                         1,883,823     44,495,899
#   PBF Energy, Inc. Class A                           1,260,499     40,751,933
#*  PDC Energy, Inc.                                     528,431     27,399,147
*   Peabody Energy Corp.                                  51,363      2,075,579
*   Penn Virginia Corp.                                   28,269      1,194,083
*   PHI, Inc. Non-Voting                                 121,036      1,390,704
#*  Pioneer Energy Services Corp.                        939,698      3,054,019
*   PrimeEnergy Corp.                                        148          7,563
*   QEP Resources, Inc.                                1,703,568     15,945,396
#   Range Resources Corp.                              1,218,107     17,358,025
#*  Renewable Energy Group, Inc.                         432,565      4,628,446
#*  REX American Resources Corp.                          48,555      3,964,516
*   RigNet, Inc.                                          42,682        704,253
*   Ring Energy, Inc.                                    192,180      2,652,084
#*  Rowan Cos. P.L.C. Class A                          1,039,723     15,304,723
#*  RSP Permian, Inc.                                  1,268,230     50,323,366
#*  SandRidge Energy, Inc.                                98,327      1,759,070
#   Scorpio Tankers, Inc.                              2,334,497      6,209,762
*   SEACOR Holdings, Inc.                                154,753      7,208,395
#*  SEACOR Marine Holdings, Inc.                         105,929      1,584,698
#   SemGroup Corp. Class A                               679,091     19,455,957
#   Ship Finance International, Ltd.                     271,698      4,156,979
*   SilverBow Resources, Inc.                              8,378        257,205
#   SM Energy Co.                                      1,526,897     35,653,045
#*  SRC Energy, Inc.                                   1,656,676     16,483,926
*   Stone Energy Corp.                                       673         24,322
#*  Superior Energy Services, Inc.                     1,966,147     20,546,236
#   Teekay Tankers, Ltd. Class A                         691,927        878,747
*   TETRA Technologies, Inc.                             702,575      2,697,888
*   Tidewater, Inc.                                        1,325         37,034
#*  Transocean, Ltd.                                   2,246,275     24,237,307
#*  Unit Corp.                                           428,487     10,382,240
#   US Silica Holdings, Inc.                             395,506     13,166,395
#*  Whiting Petroleum Corp.                              924,216     25,804,111
*   Willbros Group, Inc.                                 529,470        587,712
    World Fuel Services Corp.                            364,718     10,171,985
#*  WPX Energy, Inc.                                   1,475,947     21,740,699
                                                                 --------------
Total Energy                                                      1,130,611,066
                                                                 --------------
Financials -- (21.2%)
    1st Constitution Bancorp                               1,062         20,550
    1st Source Corp.                                     153,681      8,035,979
    A-Mark Precious Metals, Inc.                          32,841        443,025
    Access National Corp.                                  4,522        131,364
#*  Allegiance Bancshares, Inc.                           17,606        711,282
*   Ambac Financial Group, Inc.                          252,781      4,095,052
    American Equity Investment Life Holding Co.          664,341     21,923,253
    American Financial Group, Inc.                        19,546      2,215,344
    American National Bankshares, Inc.                    39,379      1,472,775

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    American National Insurance Co.                          81,124 $10,253,262
    American River Bankshares                                10,872     163,950
    Ameris Bancorp                                           62,986   3,372,900
    AmeriServ Financial, Inc.                               102,848     421,677
#   Amtrust Financial Services, Inc.                        546,049   7,327,978
*   Anchor Bancorp, Inc.                                      1,550      38,595
    Argo Group International Holdings, Ltd.                 206,126  12,635,524
    Arrow Financial Corp.                                    37,734   1,237,675
    Aspen Insurance Holdings, Ltd.                          554,941  20,727,046
    Associated Banc-Corp                                  1,434,785  35,510,929
#   Associated Capital Group, Inc. Class A                    4,479     155,197
    Assurant, Inc.                                          583,134  53,345,098
    Assured Guaranty, Ltd.                                1,420,687  50,562,250
#*  Asta Funding, Inc.                                        7,105      50,090
    Atlantic American Corp.                                     864       3,240
*   Atlantic Capital Bancshares, Inc.                        36,189     645,974
*   Atlantic Coast Financial Corp.                            7,633      79,231
*   Atlanticus Holdings Corp.                                64,328     142,808
*   Atlas Financial Holdings, Inc.                           30,881     619,164
    Auburn National Bancorporation, Inc.                        692      26,019
    Axis Capital Holdings, Ltd.                             659,284  33,313,621
    Baldwin & Lyons, Inc. Class A                               453      10,433
    Baldwin & Lyons, Inc. Class B                            38,972     896,356
#   Banc of California, Inc.                                234,771   4,624,989
    BancFirst Corp.                                         103,406   5,764,884
#   Bancorp of New Jersey, Inc.                                 525       9,371
*   Bancorp, Inc. (The)                                     539,415   5,701,617
#   BancorpSouth Bank                                       474,057  15,904,612
    Bank Mutual Corp.                                       296,605   3,084,692
#   Bank of Commerce Holdings                                31,948     370,597
    Bank of Marin Bancorp                                    23,196   1,593,565
    BankFinancial Corp.                                     116,939   1,856,991
    BankUnited, Inc.                                          6,602     270,946
    Bankwell Financial Group, Inc.                            4,069     135,905
    Banner Corp.                                            191,243  10,392,145
    Bar Harbor Bankshares                                     9,383     263,005
    BCB Bancorp, Inc.                                        26,231     397,400
    Bear State Financial, Inc.                                6,812      69,891
#   Beneficial Bancorp, Inc.                                483,950   7,864,187
    Berkshire Hills Bancorp, Inc.                           375,814  14,262,141
#   Blue Capital Reinsurance Holdings, Ltd.                  11,019     133,881
    Blue Hills Bancorp, Inc.                                 55,866   1,078,214
    BOK Financial Corp.                                     169,390  16,378,319
    Boston Private Financial Holdings, Inc.                 820,550  12,636,470
#   Bridge Bancorp, Inc.                                     76,749   2,632,491
#   Brookline Bancorp, Inc.                                 602,482   9,639,712
    Bryn Mawr Bank Corp.                                    144,580   6,491,642
#*  BSB Bancorp, Inc.                                        15,389     470,903
    C&F Financial Corp.                                      12,866     704,414
    California First National Bancorp                         4,450      67,952
#   Camden National Corp.                                    65,004   2,760,070
*   Cannae Holdings, Inc.                                    52,843     919,997
    Capital City Bank Group, Inc.                            74,599   1,829,913

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Capitol Federal Financial, Inc.                       1,593,280 $20,840,102
    Carolina Financial Corp.                                 60,666   2,501,866
    CenterState Banks Corp.                                 105,657   2,746,025
    Central Pacific Financial Corp.                         206,075   6,093,638
    Central Valley Community Bancorp                         11,478     222,558
    Century Bancorp, Inc. Class A                            11,479     920,042
    Charter Financial Corp.                                  18,939     364,197
#   Chemical Financial Corp.                                459,689  26,850,434
    Chemung Financial Corp.                                   1,759      78,575
#   CIT Group, Inc.                                         422,036  21,393,005
#   Citizens & Northern Corp.                                19,773     470,597
    Citizens Community Bancorp, Inc.                          6,617      90,057
    Citizens Holding Co.                                      1,603      34,304
#*  Citizens, Inc.                                           90,495     717,625
#   City Holding Co.                                         46,390   3,191,632
#   Civista Bancshares, Inc.                                    700      15,491
#   Clifton Bancorp, Inc.                                   121,390   1,982,299
    CNB Financial Corp.                                      58,166   1,566,410
    CNO Financial Group, Inc.                             1,174,038  28,869,594
    Codorus Valley Bancorp, Inc.                              7,510     205,399
#   Columbia Banking System, Inc.                           575,184  24,778,927
#   Community Bank System, Inc.                             323,227  17,227,999
*   Community Bankers Trust Corp.                             7,300      60,225
#   Community Financial Corp. (The)                           1,101      40,561
    Community Trust Bancorp, Inc.                            99,035   4,684,355
    Community West Bancshares                                 5,040      59,976
    ConnectOne Bancorp, Inc.                                185,998   5,421,842
#*  Consumer Portfolio Services, Inc.                       177,797     796,531
#*  Cowen, Inc.                                             160,150   2,073,943
#*  Customers Bancorp, Inc.                                 325,314   9,970,874
    Dime Community Bancshares, Inc.                         389,098   7,392,862
    Donegal Group, Inc. Class A                             124,014   2,176,446
    Eagle Bancorp Montana, Inc.                                 600      12,120
*   Eagle Bancorp, Inc.                                      33,458   2,107,854
    EMC Insurance Group, Inc.                               107,925   3,048,881
    Employers Holdings, Inc.                                255,293  10,824,423
#*  Encore Capital Group, Inc.                              152,125   6,305,581
*   Enova International, Inc.                               306,160   5,480,264
#*  Enstar Group, Ltd.                                       45,833   9,514,931
    Enterprise Bancorp, Inc.                                 16,544     555,051
    Enterprise Financial Services Corp.                       7,873     383,021
*   Equity Bancshares, Inc. Class A                          24,236     872,738
#   ESSA Bancorp, Inc.                                       35,707     574,883
#   Evans Bancorp, Inc.                                       2,385     101,959
#*  Ezcorp, Inc. Class A                                    473,297   5,584,905
    Farmers Capital Bank Corp.                               29,387   1,154,909
    Farmers National Banc Corp.                              78,165   1,141,209
    FBL Financial Group, Inc. Class A                       144,272  10,041,331
#*  FCB Financial Holdings, Inc. Class A                    203,382  11,145,334
    Federal Agricultural Mortgage Corp. Class A                 300      22,941
#   Federal Agricultural Mortgage Corp. Class C              65,632   5,266,968
    Federated National Holding Co.                          124,645   1,848,485
    Fidelity Southern Corp.                                 224,926   5,389,227

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Financial Engines, Inc.                                  69,135 $ 1,966,891
    Financial Institutions, Inc.                            124,509   3,878,455
*   First Acceptance Corp.                                   86,504     100,345
    First American Financial Corp.                          274,636  16,222,749
*   First BanCorp(318672706)                              1,381,239   8,287,434
    First Bancorp(318910106)                                109,943   4,001,925
    First Bancorp, Inc.                                      56,378   1,587,041
    First Bancshares, Inc. (The)                              7,852     252,442
#   First Bank                                                6,582      91,490
    First Busey Corp.                                       141,739   4,391,074
#   First Business Financial Services, Inc.                  22,037     539,245
#   First Citizens BancShares, Inc. Class A                  33,490  14,246,981
    First Commonwealth Financial Corp.                      650,722   9,415,947
    First Community Bancshares, Inc.                         88,539   2,450,760
    First Connecticut Bancorp, Inc.                          46,128   1,160,119
    First Defiance Financial Corp.                           60,890   3,383,048
#   First Financial Bancorp                                 473,553  13,496,260
    First Financial Corp.                                    42,280   1,957,564
    First Financial Northwest, Inc.                          83,546   1,331,723
#*  First Foundation, Inc.                                   72,477   1,409,678
#   First Horizon National Corp.                            237,915   4,724,992
#   First Internet Bancorp                                   18,036     675,448
    First Interstate Bancsystem, Inc. Class A               347,215  14,530,948
    First Merchants Corp.                                   315,974  13,637,438
    First Mid-Illinois Bancshares, Inc.                       7,645     294,333
    First Midwest Bancorp, Inc.                             992,377  24,670,492
*   First Northwest Bancorp                                     600      10,170
#   First of Long Island Corp. (The)                         10,434     293,195
*   First United Corp.                                        6,534     113,365
    FirstCash, Inc.                                         166,456  12,167,934
#*  Flagstar Bancorp, Inc.                                  402,299  14,985,638
    Flushing Financial Corp.                                191,581   5,394,921
    FNB Bancorp                                               1,395      49,648
#   FNB Corp.                                             1,910,889  27,421,257
#*  Franklin Financial Network, Inc.                         59,781   1,927,937
    FS Bancorp, Inc.                                          4,356     249,817
    Fulton Financial Corp.                                1,680,278  30,581,060
#   Gain Capital Holdings, Inc.                             249,038   1,817,977
*   Genworth Financial, Inc. Class A                        548,416   1,678,153
#   German American Bancorp, Inc.                            11,297     391,893
*   Global Indemnity, Ltd.                                   87,543   3,707,446
    Great Southern Bancorp, Inc.                             91,474   4,642,305
#   Great Western Bancorp, Inc.                             377,760  15,922,584
*   Green Bancorp, Inc.                                      64,920   1,548,342
*   Green Dot Corp. Class A                                 435,527  26,680,384
#   Greenhill & Co., Inc.                                   173,223   3,213,287
#*  Greenlight Capital Re, Ltd. Class A                     290,005   5,872,601
    Guaranty Bancorp                                         63,559   1,801,898
    Guaranty Federal Bancshares, Inc.                           348       7,541
*   Hallmark Financial Services, Inc.                       118,607   1,201,489
    Hancock Holding Co.                                     748,683  40,204,277
    Hanmi Financial Corp.                                   305,470   9,622,305
    Hanover Insurance Group, Inc. (The)                     326,792  36,976,515

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#*  HarborOne Bancorp, Inc.                                   9,080 $   167,617
    Hawthorn Bancshares, Inc.                                   625      13,094
#   HCI Group, Inc.                                         127,516   4,456,684
#   Heartland Financial USA, Inc.                           111,364   5,918,997
    Heritage Commerce Corp.                                 208,051   3,330,897
    Heritage Financial Corp.                                110,216   3,394,653
#   Heritage Insurance Holdings, Inc.                        93,295   1,588,814
    Hilltop Holdings, Inc.                                  734,484  19,236,136
    Hingham Institution for Savings                             161      34,892
*   HMN Financial, Inc.                                       4,634      88,741
    Home Bancorp, Inc.                                       13,252     567,981
#   Home BancShares, Inc.                                   195,523   4,694,507
#*  HomeStreet, Inc.                                        254,001   7,480,329
*   HomeTrust Bancshares, Inc.                               52,143   1,321,825
    Hope Bancorp, Inc.                                    1,585,450  30,186,968
    HopFed Bancorp, Inc.                                     13,170     196,628
    Horace Mann Educators Corp.                             248,983  10,282,998
    Horizon Bancorp                                         126,350   3,847,357
#*  Howard Bancorp, Inc.                                     14,759     309,939
    Iberiabank Corp.                                        448,055  37,860,647
    Independence Holding Co.                                  3,591     105,216
    Independent Bank Corp.(453836108)                       205,709  14,677,337
    Independent Bank Corp.(453838609)                        24,000     553,200
#   Independent Bank Group, Inc.                             85,501   6,134,697
    Infinity Property & Casualty Corp.                       16,186   1,638,833
    International Bancshares Corp.                          679,813  28,212,239
*   INTL. FCStone, Inc.                                     105,237   4,577,809
    Investar Holding Corp.                                      532      13,433
    Investment Technology Group, Inc.                       269,043   5,746,758
#   Investors Bancorp, Inc.                               3,454,499  47,292,091
    Investors Title Co.                                       7,285   1,416,933
#   James River Group Holdings, Ltd.                         32,081   1,219,078
#   Janus Henderson Group P.L.C.                            326,738  12,866,942
#   Kearny Financial Corp.                                  406,340   5,607,492
#   Kemper Corp.                                            398,634  25,851,415
    Kentucky First Federal Bancorp                            2,420      21,175
#   Kingstone Cos., Inc.                                      7,293     152,788
    Lake Shore Bancorp, Inc.                                    406       6,638
    Lakeland Bancorp, Inc.                                  208,626   4,193,383
    Landmark Bancorp, Inc.                                    1,296      37,066
    LCNB Corp.                                                1,207      23,537
    LegacyTexas Financial Group, Inc.                       332,572  14,646,471
#   Legg Mason, Inc.                                      1,005,115  42,838,001
#*  LendingClub Corp.                                       225,885     826,739
    Macatawa Bank Corp.                                     208,216   2,157,118
    Mackinac Financial Corp.                                 27,138     436,922
#   Maiden Holdings, Ltd.                                   867,573   6,116,390
    MainSource Financial Group, Inc.                        162,600   6,398,310
*   Malvern Bancorp, Inc.                                       500      11,950
    Marlin Business Services Corp.                           89,684   2,125,511
#   MB Financial, Inc.                                      441,627  18,892,803
#*  MBIA, Inc.                                              656,379   4,817,822
    MBT Financial Corp.                                      95,044   1,069,245

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
           Mercantile Bank Corp.                             83,001 $ 2,895,905
           Mercury General Corp.                             14,923     730,481
#          Meridian Bancorp, Inc.                           279,447   5,714,691
#          Meta Financial Group, Inc.                        73,582   8,609,094
#          Mid Penn Bancorp, Inc.                               106       3,482
           Midland States Bancorp, Inc.                      19,700     632,173
#          MidSouth Bancorp, Inc.                            62,240     880,696
           MidWestOne Financial Group, Inc.                  19,310     638,775
           MutualFirst Financial, Inc.                       28,413   1,066,908
#          National Bank Holdings Corp. Class A             219,956   7,311,337
#          National Bankshares, Inc.                          2,114      92,170
*          National Commerce Corp.                           33,251   1,507,933
#          National General Holdings Corp.                  363,660   7,280,473
           National Security Group, Inc. (The)                2,423      38,768
#          National Western Life Group, Inc. Class A         13,907   4,504,477
#*         Nationstar Mortgage Holdings, Inc.               124,707   2,212,302
           Navient Corp.                                  2,556,220  36,426,135
           Navigators Group, Inc. (The)                     158,793   7,717,340
#          NBT Bancorp, Inc.                                289,370  10,680,647
           Nelnet, Inc. Class A                             268,635  13,998,570
#          New York Community Bancorp, Inc.               2,171,034  30,741,841
(degrees)  NewStar Financial, Inc.                          289,581     156,374
*          Nicholas Financial, Inc.                          44,982     409,786
*          Nicolet Bankshares, Inc.                           9,661     524,496
#*         NMI Holdings, Inc. Class A                       324,373   5,952,245
#          Northeast Bancorp                                 20,229     452,118
           Northeast Community Bancorp, Inc.                  9,687      99,485
           Northfield Bancorp, Inc.                         391,299   6,565,997
           Northrim BanCorp, Inc.                            53,519   1,790,211
#          Northwest Bancshares, Inc.                       964,255  16,247,697
#          Norwood Financial Corp.                              552      17,338
#          OceanFirst Financial Corp.                        63,206   1,671,799
#*         Ocwen Financial Corp.                            497,887   1,677,879
#          OFG Bancorp                                      340,087   3,876,992
#          Ohio Valley Banc Corp.                             2,740     112,614
#          Old Line Bancshares, Inc.                         22,134     700,984
           Old National Bancorp                           1,535,369  26,561,884
#          Old Republic International Corp.               1,973,699  42,414,792
           Old Second Bancorp, Inc.                         105,532   1,551,320
#*         On Deck Capital, Inc.                            244,112   1,098,504
#*         OneMain Holdings, Inc.                           199,488   6,525,252
           Oppenheimer Holdings, Inc. Class A                60,715   1,669,663
#          Opus Bank                                        180,019   4,878,515
#          Oritani Financial Corp.                          442,313   7,386,627
           Orrstown Financial Services, Inc.                    573      14,411
#*         Pacific Premier Bancorp, Inc.                     15,565     634,274
           PacWest Bancorp                                1,153,833  60,495,464
           Peapack Gladstone Financial Corp.                109,922   3,904,429
#          Penns Woods Bancorp, Inc.                         14,781     633,661
#          People's United Financial, Inc.                3,793,778  74,623,613
           People's Utah Bancorp                              9,874     312,018
           Peoples Bancorp of North Carolina, Inc.            4,395     138,443
           Peoples Bancorp, Inc.                            126,707   4,512,036

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Peoples Financial Services Corp.                          1,885 $    85,636
*   PHH Corp.                                               677,267   6,075,085
#   Pinnacle Financial Partners, Inc.                       270,704  17,135,563
    Piper Jaffray Cos.                                       60,533   5,587,196
#   Popular, Inc.                                           716,608  29,122,949
#*  PRA Group, Inc.                                         251,789   9,001,457
    Premier Financial Bancorp, Inc.                          33,209     631,635
    ProAssurance Corp.                                       23,242   1,271,337
#   Prosperity Bancshares, Inc.                             648,392  49,148,114
    Provident Financial Holdings, Inc.                       42,950     785,985
    Provident Financial Services, Inc.                      448,530  11,800,824
#   Prudential Bancorp, Inc.                                  5,316      92,020
    QCR Holdings, Inc.                                       39,157   1,717,034
*   Regional Management Corp.                                89,215   2,530,137
    Reinsurance Group of America, Inc.                       79,840  12,506,936
    RenaissanceRe Holdings, Ltd.                            276,955  35,212,059
#   Renasant Corp.                                          355,874  15,327,493
    Republic Bancorp, Inc. Class A                           41,274   1,590,700
    Riverview Bancorp, Inc.                                 122,382   1,172,420
#   S&T Bancorp, Inc.                                       210,985   8,515,355
    Safety Insurance Group, Inc.                            141,647  10,998,890
    Sandy Spring Bancorp, Inc.                              147,738   5,587,451
#   Santander Consumer USA Holdings, Inc.                 1,207,796  20,834,481
*   Seacoast Banking Corp. of Florida                       199,197   5,137,291
*   Security National Financial Corp. Class A                27,019     118,882
*   Select Bancorp, Inc.                                        700       9,030
#   Selective Insurance Group, Inc.                         374,870  21,836,177
    Shore Bancshares, Inc.                                   20,968     382,037
    SI Financial Group, Inc.                                 13,724     198,312
    Sierra Bancorp                                           80,062   2,192,098
#   Simmons First National Corp. Class A                    317,214  18,668,044
*   SLM Corp.                                                 5,447      62,314
#   South State Corp.                                       199,155  17,645,133
*   Southern First Bancshares, Inc.                           5,282     230,031
    Southern Missouri Bancorp, Inc.                          11,894     455,897
    Southern National Bancorp of Virginia, Inc.               9,586     157,115
#   Southside Bancshares, Inc.                              135,276   4,644,025
    Southwest Georgia Financial Corp.                         2,355      50,986
    State Auto Financial Corp.                              168,251   5,008,832
    State Bank Financial Corp.                              181,543   5,538,877
#   Sterling Bancorp                                        924,827  22,889,468
    Stewart Information Services Corp.                      200,078   8,905,472
#   Stifel Financial Corp.                                  298,698  20,168,089
#   Summit Financial Group, Inc.                              8,219     211,228
    Summit State Bank                                         3,401      44,043
    Sun Bancorp, Inc.                                        87,471   2,143,040
    TCF Financial Corp.                                   1,678,889  36,012,169
    Territorial Bancorp, Inc.                                39,414   1,193,456
*   Third Point Reinsurance, Ltd.                           229,988   3,277,329
    Timberland Bancorp, Inc.                                 28,649     799,307
    Tiptree, Inc.                                           232,718   1,431,216
#   Towne Bank                                              359,168  10,972,573
    Trico Bancshares                                        148,301   5,484,171

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#*  TriState Capital Holdings, Inc.                      170,429 $    4,098,817
*   Triumph Bancorp, Inc.                                 73,706      2,837,681
    TrustCo Bank Corp. NY                                809,585      6,962,431
#   Trustmark Corp.                                      943,031     29,978,955
#   Two River Bancorp                                      2,052         36,957
    Umpqua Holdings Corp.                              2,466,914     53,408,688
#   Union Bankshares Corp.                               326,369     12,320,430
    United Bancshares, Inc.                                  466         10,252
#   United Bankshares, Inc.                              526,853     19,388,190
    United Community Bancorp                               1,645         33,311
    United Community Banks, Inc.                         515,381     16,327,270
    United Community Financial Corp.                     249,914      2,436,662
    United Financial Bancorp, Inc.                       402,762      6,750,291
    United Fire Group, Inc.                              137,428      5,963,001
#   United Insurance Holdings Corp.                       41,635        804,388
    United Security Bancshares                             2,290         25,305
#   Unity Bancorp, Inc.                                   26,639        547,431
#   Universal Insurance Holdings, Inc.                    13,223        388,756
    Univest Corp. of Pennsylvania                        121,152      3,392,256
    Validus Holdings, Ltd.                               430,537     29,147,355
#   Valley National Bancorp                            1,947,191     24,476,191
#*  Veritex Holdings, Inc.                                59,617      1,699,681
#   Virtus Investment Partners, Inc.                      79,792     10,213,376
#   Waddell & Reed Financial, Inc. Class A               261,643      6,017,789
*   Walker & Dunlop, Inc.                                289,884     13,465,112
#   Washington Federal, Inc.                             683,710     24,545,189
#   Washington Trust Bancorp, Inc.                         4,769        256,572
    Waterstone Financial, Inc.                           171,255      2,928,460
#   Webster Financial Corp.                              145,767      8,253,328
    WesBanco, Inc.                                       353,869     14,512,168
    West Bancorporation, Inc.                             18,852        482,611
    Western New England Bancorp, Inc.                    189,999      2,061,489
#   White Mountains Insurance Group, Ltd.                 13,416     11,268,098
    Wintrust Financial Corp.                             272,529     23,410,241
#*  World Acceptance Corp.                                68,841      8,126,680
    WR Berkley Corp.                                      81,543      5,951,008
    WSFS Financial Corp.                                 153,605      7,849,215
    WVS Financial Corp.                                      111          1,884
                                                                 --------------
Total Financials                                                  2,691,237,807
                                                                 --------------
Health Care -- (4.6%)
*   AAC Holdings, Inc.                                     9,197         82,313
#*  Acadia Healthcare Co., Inc.                          727,472     24,792,246
    Aceto Corp.                                          287,195      3,162,017
#*  Achillion Pharmaceuticals, Inc.                      947,783      2,511,625
#*  Acorda Therapeutics, Inc.                            586,041     15,207,764
*   Addus HomeCare Corp.                                 160,510      5,754,284
*   Adverum Biotechnologies, Inc.                        195,271      1,425,478
*   Allied Healthcare Products, Inc.                       1,298          2,687
*   Allscripts Healthcare Solutions, Inc.              1,155,297     17,225,478
#*  Almost Family, Inc.                                  156,904      8,951,373
#*  Alpine Immune Sciences, Inc.                           5,443         60,417

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  AMAG Pharmaceuticals, Inc.                               22,060 $   316,561
#*  Amedica Corp.                                             3,135      10,377
*   American Shared Hospital Services                         4,548      12,280
#*  Amphastar Pharmaceuticals, Inc.                         227,104   4,233,219
    Analogic Corp.                                          125,553  10,408,344
*   AngioDynamics, Inc.                                     247,016   4,300,549
#*  ANI Pharmaceuticals, Inc.                                 9,584     643,661
#*  Anika Therapeutics, Inc.                                 74,297   4,957,096
#*  Applied Genetic Technologies Corp.                       85,244     421,958
#*  Aptevo Therapeutics, Inc.                               190,237     644,903
*   Brookdale Senior Living, Inc.                         1,863,228  17,700,666
*   Calithera Biosciences, Inc.                               3,210      25,680
*   Cascadian Therapeutics, Inc.                            142,454   1,433,087
#*  Catalyst Biosciences, Inc.                               56,455   1,433,392
#*  Celldex Therapeutics, Inc.                              504,238   1,391,697
*   Chimerix, Inc.                                          359,021   1,719,711
#*  Community Health Systems, Inc.                        1,184,011   6,689,662
*   Concert Pharmaceuticals, Inc.                            33,001     662,660
#   CONMED Corp.                                            183,392  10,596,390
#*  Cross Country Healthcare, Inc.                          268,303   3,758,925
*   CryoLife, Inc.                                          345,100   6,505,135
#*  Cumberland Pharmaceuticals, Inc.                        100,209     682,423
#*  Cutera, Inc.                                             27,853   1,381,509
#*  Depomed, Inc.                                           500,939   3,681,902
    Digirad Corp.                                            92,373     217,077
#*  Diplomat Pharmacy, Inc.                                  43,002   1,160,624
*   Electromed, Inc.                                         37,234     209,255
*   Emergent BioSolutions, Inc.                             394,678  19,256,340
#*  Endo International P.L.C.                             1,792,187  12,384,012
#   Ensign Group, Inc. (The)                                177,795   4,094,619
#*  Envision Healthcare Corp.                               746,569  26,869,018
#*  Esperion Therapeutics, Inc.                              25,994   1,884,825
#*  Evolent Health, Inc. Class A                            441,256   6,221,710
*   Exactech, Inc.                                           78,293   3,922,479
*   Five Star Senior Living, Inc.                            77,642     112,581
*   FONAR Corp.                                              20,780     510,149
#*  Haemonetics Corp.                                       329,017  21,270,949
*   Halyard Health, Inc.                                    450,858  22,006,379
#*  Hanger, Inc.                                             58,363     926,804
*   Harvard Bioscience, Inc.                                187,929     883,266
*   HealthStream, Inc.                                      120,116   2,825,128
*   HMS Holdings Corp.                                      523,685   8,970,724
#*  Horizon Pharma P.L.C.                                 1,012,284  14,728,732
#*  Infinity Pharmaceuticals, Inc.                           41,724      85,534
*   InfuSystem Holdings, Inc.                                17,749      40,823
#*  Inovalon Holdings, Inc. Class A                          43,659     567,567
*   Integer Holdings Corp.                                  238,100  11,940,715
#*  Intra-Cellular Therapies, Inc.                          172,130   2,929,653
#   Invacare Corp.                                          360,590   6,634,856
#*  Juniper Pharmaceuticals, Inc.                             1,600      12,640
    Kewaunee Scientific Corp.                                 9,633     279,357
#*  Kindred Biosciences, Inc.                               128,693   1,126,064
    Kindred Healthcare, Inc.                                967,130   8,897,596

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  LHC Group, Inc.                                         181,374 $11,390,287
#*  LifePoint Health, Inc.                                  394,156  19,491,014
*   LivaNova P.L.C.                                         143,771  12,299,609
#   Luminex Corp.                                           301,496   6,087,204
*   Magellan Health, Inc.                                   197,612  19,682,155
#*  Mallinckrodt P.L.C.                                     833,886  15,059,981
#*  MEDNAX, Inc.                                            437,093  23,082,881
*   MEI Pharma, Inc.                                         72,586     158,237
#*  Melinta Therapeutics, Inc.                               47,380     660,951
*   Merit Medical Systems, Inc.                             455,000  21,134,750
#   Merrimack Pharmaceuticals, Inc.                          40,113     421,187
*   Micron Solutions, Inc.                                      600       2,100
*   Minerva Neurosciences, Inc.                               9,287      59,437
#*  Mirati Therapeutics, Inc.                                31,656     819,890
#*  Molina Healthcare, Inc.                                  61,086   5,580,817
#*  Myriad Genetics, Inc.                                   137,278   5,062,813
#*  NantHealth, Inc.                                          9,697      33,358
    National HealthCare Corp.                                40,055   2,498,230
#*  Natus Medical, Inc.                                     143,001   4,440,181
*   Neurotrope, Inc.                                          3,058      21,131
*   Novus Therapeutics, Inc.                                    416       1,510
*   Nuvectra Corp.                                          132,021   1,072,011
*   Ophthotech Corp.                                         28,144      82,180
*   OraSure Technologies, Inc.                               14,645     318,675
*   Orthofix International NV                                76,944   4,419,663
#*  Otonomy, Inc.                                           229,203   1,329,377
#   Owens & Minor, Inc.                                     705,365  14,854,987
#*  Pain Therapeutics, Inc.                                  17,455     122,360
#   Patterson Cos., Inc.                                      9,544     342,534
#*  PDL BioPharma, Inc.                                   1,039,468   2,868,932
#*  Pfenex, Inc.                                             60,399     201,733
#*  Prestige Brands Holdings, Inc.                          175,645   7,347,230
#*  Proteostasis Therapeutics, Inc.                           5,757      26,655
*   Providence Service Corp. (The)                          170,138  10,944,978
*   Quality Systems, Inc.                                     3,714      48,282
#*  Quorum Health Corp.                                     269,339   1,661,822
#*  Repligen Corp.                                           11,346     401,308
*   RTI Surgical, Inc.                                      441,086   1,984,887
*   SeaSpine Holdings Corp.                                  84,143     924,732
*   Select Medical Holdings Corp.                           937,045  16,585,696
#*  Sierra Oncology, Inc.                                    38,646     117,870
#*  Surgery Partners, Inc.                                   19,027     295,870
#*  Syneos Health, Inc.                                     142,398   5,460,963
*   Synlogic, Inc.                                            2,280      22,732
#*  Taro Pharmaceutical Industries, Ltd.                     20,315   2,065,832
#*  Tivity Health, Inc.                                     185,660   7,194,325
#*  Tonix Pharmaceuticals Holding Corp.                      13,635      48,813
*   Triple-S Management Corp. Class B                       122,302   2,810,500
*   United Therapeutics Corp.                                71,597   9,236,013
#*  Versartis, Inc.                                         186,593     373,186
#*  Vical, Inc.                                               4,309       6,507
#*  Vital Therapies, Inc.                                     8,918      53,062

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Zafgen, Inc.                                           133,946 $    920,209
                                                                   ------------
Total Health Care                                                   585,888,592
                                                                   ------------
Industrials -- (18.4%)
    AAR Corp.                                              229,424    9,284,789
#   ABM Industries, Inc.                                   549,653   20,903,304
#*  Acacia Research Corp.                                  322,338    1,176,534
*   ACCO Brands Corp.                                      809,190    9,588,901
    Acme United Corp.                                       20,156      488,783
#   Actuant Corp. Class A                                  430,621   10,657,870
#*  AECOM                                                1,450,538   56,730,541
*   Aegion Corp.                                           188,383    4,724,646
*   AeroCentury Corp.                                          782       12,336
#*  Aerovironment, Inc.                                    130,528    6,703,918
    AGCO Corp.                                             754,335   54,779,808
#   Air Lease Corp.                                      1,043,146   50,717,759
*   Air Transport Services Group, Inc.                     386,069    9,597,675
#   Aircastle, Ltd.                                        559,674   13,219,500
#   Alamo Group, Inc.                                       63,831    7,342,480
    Alaska Air Group, Inc.                                   7,976      524,262
#   Albany International Corp. Class A                     201,031   12,755,417
*   Alpha PRO Tech, Ltd.                                    15,140       57,532
#   AMERCO                                                  73,919   26,986,349
*   Ameresco, Inc. Class A                                  65,618      570,877
#   American Railcar Industries, Inc.                      121,307    4,757,661
#*  American Superconductor Corp.                           28,993      151,054
#*  AMREP Corp.                                              7,243       54,974
#   Apogee Enterprises, Inc.                                37,681    1,714,862
*   ARC Document Solutions, Inc.                           490,963    1,188,130
    ArcBest Corp.                                          172,656    6,137,921
    Argan, Inc.                                             73,541    3,206,388
*   Armstrong Flooring, Inc.                               181,672    2,814,099
*   Arotech Corp.                                          120,503      439,836
    Astec Industries, Inc.                                 241,628   15,077,587
#*  Astronics Corp.                                         22,071      984,367
#*  Atlas Air Worldwide Holdings, Inc.                     203,270   11,444,101
*   Avalon Holdings Corp. Class A                            1,925        4,177
#   AZZ, Inc.                                               26,533    1,207,252
#*  Babcock & Wilcox Enterprises, Inc.                     353,111    2,295,221
    Barnes Group, Inc.                                     370,463   24,372,761
*   Beacon Roofing Supply, Inc.                            203,549   12,314,714
#*  BMC Stock Holdings, Inc.                               163,992    3,673,421
    Brady Corp. Class A                                    218,221    8,346,953
    Briggs & Stratton Corp.                                259,610    6,277,370
#*  Broadwind Energy, Inc.                                   9,465       23,379
*   CAI International, Inc.                                164,077    4,636,816
    Carlisle Cos., Inc.                                     10,000    1,142,100
*   CBIZ, Inc.                                             404,176    6,668,904
    CECO Environmental Corp.                               305,593    1,384,336
#   Celadon Group, Inc.                                    190,975    1,059,911
#*  Chart Industries, Inc.                                 412,022   20,423,931
#   Chicago Bridge & Iron Co. NV                            71,721    1,496,817

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Chicago Rivet & Machine Co.                             2,571 $    82,246
#   CIRCOR International, Inc.                            168,528   8,935,355
*   Civeo Corp.                                           259,899     909,647
#*  Clean Harbors, Inc.                                   302,781  16,755,901
#*  Cogint, Inc.                                            2,871      10,479
#*  Colfax Corp.                                          938,343  37,552,487
    Columbus McKinnon Corp.                               165,275   6,768,011
*   Commercial Vehicle Group, Inc.                         11,056     136,763
    CompX International, Inc.                               5,019      69,011
*   Continental Materials Corp.                               125       2,419
    Copa Holdings SA Class A                              159,200  22,022,136
    Costamare, Inc.                                       279,716   1,823,748
*   Covenant Transportation Group, Inc. Class A           104,598   3,067,859
#*  CPI Aerostructures, Inc.                               82,741     736,395
    CRA International, Inc.                                60,301   2,799,775
*   CSW Industrials, Inc.                                  59,577   2,853,738
#   Cubic Corp.                                           177,359  10,295,690
    Curtiss-Wright Corp.                                  177,026  23,130,217
    DMC Global, Inc.                                       88,867   2,035,054
#   Douglas Dynamics, Inc.                                102,973   4,242,488
#*  Ducommun, Inc.                                         83,270   2,429,819
*   DXP Enterprises, Inc.                                 131,093   4,484,692
*   Eagle Bulk Shipping, Inc.                              35,652     168,990
    Eastern Co. (The)                                      27,232     728,456
#*  Echo Global Logistics, Inc.                           341,261   9,964,821
    Ecology and Environment, Inc. Class A                   8,425      90,990
    EMCOR Group, Inc.                                     247,059  20,080,956
    Encore Wire Corp.                                     138,659   7,016,145
    EnerSys                                               186,117  13,085,886
*   Engility Holdings, Inc.                               142,932   3,739,101
    Ennis, Inc.                                           155,495   3,094,350
#   ESCO Technologies, Inc.                               186,058  11,377,447
    Espey Manufacturing & Electronics Corp.                 8,552     210,379
    Essendant, Inc.                                       398,881   3,609,873
*   Esterline Technologies Corp.                          203,017  14,931,900
    Federal Signal Corp.                                  694,228  14,120,598
    Forward Air Corp.                                      47,235   2,867,637
#*  Franklin Covey Co.                                    125,447   3,612,874
    Franklin Electric Co., Inc.                           274,894  12,452,698
    FreightCar America, Inc.                              106,232   1,655,095
*   FTI Consulting, Inc.                                  333,118  14,480,639
#*  FuelCell Energy, Inc.                                 279,077     466,059
#   GATX Corp.                                            244,925  17,423,964
#*  Genco Shipping & Trading, Ltd.                          1,654      21,519
*   Gencor Industries, Inc.                                65,210   1,095,528
#   General Cable Corp.                                   120,343   3,574,187
#*  Genesee & Wyoming, Inc. Class A                       579,330  46,259,500
#*  Gibraltar Industries, Inc.                            218,688   8,113,325
#*  Golden Ocean Group, Ltd.                               12,487     109,761
#*  Goldfield Corp. (The)                                 267,896   1,326,085
    Gorman-Rupp Co. (The)                                 341,774   9,661,951
*   GP Strategies Corp.                                   134,445   3,354,403
    Graham Corp.                                           55,385   1,185,239

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Granite Construction, Inc.                              455,175 $30,355,621
*   Great Lakes Dredge & Dock Corp.                         486,681   2,287,401
#   Greenbrier Cos., Inc. (The)                             152,823   7,664,073
    Griffon Corp.                                           283,676   5,687,704
    Hardinge, Inc.                                           92,790   1,750,019
#   Hawaiian Holdings, Inc.                                 161,137   6,018,467
    Heidrick & Struggles International, Inc.                172,037   4,541,777
*   Heritage-Crystal Clean, Inc.                             77,786   1,691,845
#*  Hertz Global Holdings, Inc.                             596,813  13,684,922
*   Hill International, Inc.                                196,831   1,121,937
#   HNI Corp.                                                 9,000     350,010
*   Houston Wire & Cable Co.                                176,040   1,232,280
*   Hub Group, Inc. Class A                                 373,061  17,925,581
*   Hudson Global, Inc.                                     119,294     254,096
#*  Hudson Technologies, Inc.                               347,818   2,184,297
    Hurco Cos., Inc.                                         42,656   1,925,918
*   Huron Consulting Group, Inc.                            189,014   7,588,912
#*  Huttig Building Products, Inc.                           36,345     256,596
    Hyster-Yale Materials Handling, Inc.                     91,430   7,743,207
*   ICF International, Inc.                                 140,609   7,466,338
#*  IES Holdings, Inc.                                        5,502      96,285
#*  InnerWorkings, Inc.                                     796,310   7,971,063
#*  Innovative Solutions & Support, Inc.                      9,704      30,082
#   Insteel Industries, Inc.                                160,250   5,020,632
#*  Intersections, Inc.                                      32,246      75,456
    ITT, Inc.                                               358,464  20,073,984
    Jacobs Engineering Group, Inc.                        1,069,567  74,292,124
#*  JetBlue Airways Corp.                                 2,739,112  57,137,876
    Kadant, Inc.                                             37,631   3,772,508
    Kaman Corp.                                             254,328  15,946,366
#   KBR, Inc.                                             1,083,653  22,041,502
    Kelly Services, Inc. Class A                            215,930   6,112,978
*   Key Technology, Inc.                                     26,606     708,252
#*  KEYW Holding Corp. (The)                                145,977     978,046
#*  Kirby Corp.                                             462,482  34,639,902
#*  KLX, Inc.                                               552,278  39,023,963
    Knoll, Inc.                                              44,592   1,022,940
    Korn/Ferry International                                436,276  19,440,459
*   Lawson Products, Inc.                                    33,678     799,853
#*  Layne Christensen Co.                                    86,571   1,167,843
*   LB Foster Co. Class A                                    81,335   2,208,245
*   Limbach Holdings, Inc.                                   51,779     725,424
    LS Starrett Co. (The) Class A                            27,680     231,128
    LSC Communications, Inc.                                169,723   2,321,811
    LSI Industries, Inc.                                    270,683   2,149,223
*   Lydall, Inc.                                             65,585   3,134,963
#*  Manitowoc Co., Inc. (The)                               449,556  18,018,204
    ManpowerGroup, Inc.                                     337,769  44,379,469
    Marten Transport, Ltd.                                  292,828   6,793,610
*   Masonite International Corp.                             35,235   2,457,641
#*  MasTec, Inc.                                            629,990  33,641,466
    Matson, Inc.                                            237,535   8,126,072
#   Matthews International Corp. Class A                    211,630  11,851,280

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Maxar Technologies, Ltd.                                 72,333 $ 4,559,872
    McGrath RentCorp                                        196,420   9,388,876
#*  Mercury Systems, Inc.                                   310,519  14,911,122
*   Milacron Holdings Corp.                                  14,510     275,255
    Miller Industries, Inc.                                  71,235   1,855,672
*   Mistras Group, Inc.                                     187,569   3,997,095
#   Mobile Mini, Inc.                                       339,738  12,859,083
*   Moog, Inc. Class A                                      258,482  23,278,889
*   MRC Global, Inc.                                         63,840   1,147,843
    Mueller Industries, Inc.                                193,813   6,413,272
#   Multi-Color Corp.                                         1,041      80,678
*   MYR Group, Inc.                                         146,022   4,947,225
#   National Presto Industries, Inc.                         23,669   2,405,954
*   Navigant Consulting, Inc.                               318,789   6,541,550
#*  Nexeo Solutions, Inc.                                    36,942     348,363
*   NL Industries, Inc.                                      72,533     942,929
    NN, Inc.                                                210,118   6,051,398
#*  Northwest Pipe Co.                                       90,478   1,719,082
#*  NOW, Inc.                                             1,088,235  12,830,291
#*  NV5 Global, Inc.                                         71,258   3,473,827
*   On Assignment, Inc.                                     436,961  33,458,104
    Orbital ATK, Inc.                                       114,494  15,101,759
*   Orion Group Holdings, Inc.                              205,393   1,544,555
    Oshkosh Corp.                                           234,534  21,276,924
    Owens Corning                                           745,567  69,315,364
*   PAM Transportation Services, Inc.                        23,626     886,211
    Park-Ohio Holdings Corp.                                 78,774   3,280,937
*   Patriot Transportation Holding, Inc.                      4,683      88,977
#   Pendrell Corp.                                              149      85,569
*   Perma-Fix Environmental Services                         15,435      55,566
*   Perma-Pipe International Holdings, Inc.                  27,948     254,327
#   Powell Industries, Inc.                                  86,027   2,803,620
    Preformed Line Products Co.                              27,942   2,063,796
    Primoris Services Corp.                                 326,440   8,487,440
    Quad/Graphics, Inc.                                      20,926     462,883
#   Quanex Building Products Corp.                          320,748   6,639,484
*   Quanta Services, Inc.                                 1,656,216  63,747,754
#*  Radiant Logistics, Inc.                                 334,885   1,610,797
    Raven Industries, Inc.                                  158,826   6,122,742
    RCM Technologies, Inc.                                   41,207     260,840
#*  Real Goods Solar, Inc. Class A                           22,707      29,519
    Regal Beloit Corp.                                      349,496  27,225,738
#   Resources Connection, Inc.                              352,159   5,757,800
#*  Rexnord Corp.                                            29,671     834,052
*   Roadrunner Transportation Systems, Inc.                 207,077   1,153,419
    RPX Corp.                                               368,824   5,178,289
*   Rush Enterprises, Inc. Class A                          181,093   9,788,077
*   Rush Enterprises, Inc. Class B                           22,850   1,161,237
#   Ryder System, Inc.                                      540,258  47,018,654
*   Saia, Inc.                                              174,801  13,206,216
#   Scorpio Bulkers, Inc.                                   210,852   1,602,475
*   SIFCO Industries, Inc.                                   16,504     108,101
#   Simpson Manufacturing Co., Inc.                         415,505  24,406,764

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
Industrials -- (Continued)
    SkyWest, Inc.                                           332,511 $   18,537,488
*   SP Plus Corp.                                           173,426      6,685,572
    Spartan Motors, Inc.                                    312,199      4,183,467
#*  Spirit Airlines, Inc.                                   552,815     23,284,568
    Standex International Corp.                               2,236        234,668
#   Steelcase, Inc. Class A                                 634,343      9,864,034
#*  Sterling Construction Co., Inc.                         232,424      3,242,315
#*  Team, Inc.                                              302,442      5,141,514
*   Teledyne Technologies, Inc.                              13,290      2,537,327
#   Terex Corp.                                             106,250      4,995,875
    Tetra Tech, Inc.                                        563,954     28,028,514
#*  Textainer Group Holdings, Ltd.                           20,175        494,288
*   Thermon Group Holdings, Inc.                            286,054      6,630,732
#   Titan International, Inc.                               770,520     10,255,621
*   Titan Machinery, Inc.                                   171,164      3,678,314
*   Transcat, Inc.                                            5,948         92,789
*   TriMas Corp.                                             87,195      2,319,387
#   Trinity Industries, Inc.                              1,596,883     55,044,557
    Triton International, Ltd.                              475,791     18,365,533
#   Triumph Group, Inc.                                     410,612     11,969,340
*   TrueBlue, Inc.                                          370,160     10,123,876
#*  Tutor Perini Corp.                                      334,487      8,278,553
*   Twin Disc, Inc.                                          25,323        746,522
*   Ultralife Corp.                                         111,851        760,587
    UniFirst Corp.                                           56,672      9,367,882
    Universal Forest Products, Inc.                         513,843     19,181,759
#*  USA Truck, Inc.                                          91,989      1,854,498
#*  USG Corp.                                               411,555     15,910,716
*   Vectrus, Inc.                                           106,649      3,242,130
#*  Veritiv Corp.                                            86,494      2,482,378
    Viad Corp.                                              155,633      8,839,954
    Virco Manufacturing Corp.                                19,199         90,235
#*  Volt Information Sciences, Inc.                          66,561        289,540
    VSE Corp.                                                55,085      2,729,462
#   Wabash National Corp.                                   763,300     19,716,039
    Watts Water Technologies, Inc. Class A                  172,061     13,721,865
#   Werner Enterprises, Inc.                                705,470     28,712,629
#*  Wesco Aircraft Holdings, Inc.                           536,048      3,832,743
*   WESCO International, Inc.                               497,970     33,936,655
#*  Willdan Group, Inc.                                       3,837         86,946
*   Willis Lease Finance Corp.                               12,818        346,086
#*  XPO Logistics, Inc.                                     524,641     49,547,096
                                                                    --------------
Total Industrials                                                    2,331,698,581
                                                                    --------------
Information Technology -- (9.9%)
*   Actua Corp.                                             460,031      7,176,484
#*  Acxiom Corp.                                            663,258     17,954,394
*   ADDvantage Technologies Group, Inc.                      11,887         17,593
    ADTRAN, Inc.                                            565,473      9,047,568
*   Agilysys, Inc.                                          126,143      1,513,716
#*  Airgain, Inc.                                             2,250         22,005
*   Alpha & Omega Semiconductor, Ltd.                       192,391      3,230,245

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Amkor Technology, Inc.                                2,098,336 $21,109,260
#*  Amtech Systems, Inc.                                    105,022   1,053,371
*   Anixter International, Inc.                             221,120  18,507,744
*   ARRIS International P.L.C.                            1,242,326  31,430,848
*   Arrow Electronics, Inc.                               1,011,843  82,303,310
    AstroNova, Inc.                                          40,931     548,475
#*  Asure Software, Inc.                                     46,149     701,465
*   Aviat Networks, Inc.                                     32,575     529,670
    Avnet, Inc.                                           1,558,945  66,255,162
    AVX Corp.                                               672,812  12,070,247
*   Aware, Inc.                                             123,732     562,981
#*  Axcelis Technologies, Inc.                              253,460   6,564,614
*   AXT, Inc.                                               355,391   2,807,589
    Bel Fuse, Inc. Class A                                    3,065      58,940
    Bel Fuse, Inc. Class B                                   75,422   1,549,922
#   Belden, Inc.                                             77,677   6,584,679
*   Benchmark Electronics, Inc.                             323,351   9,361,011
    Black Box Corp.                                         201,616     705,656
#*  Blackhawk Network Holdings, Inc.                        316,829  14,399,878
#*  Blucora, Inc.                                           302,397   7,378,487
#*  BroadVision, Inc.                                        22,469      70,777
    Brooks Automation, Inc.                                 408,927  11,409,063
*   BSQUARE Corp.                                           115,094     494,904
*   CACI International, Inc. Class A                        145,937  20,511,445
#*  Calix, Inc.                                             335,872   2,149,581
#*  Cardtronics P.L.C. Class A                              249,994   6,114,853
#*  Cars.com, Inc.                                          473,514  14,058,631
    Cass Information Systems, Inc.                            1,147      66,469
    CCUR Holdings, Inc.                                      43,478     248,694
*   Ciena Corp.                                              61,688   1,312,721
*   Cirrus Logic, Inc.                                       42,043   2,084,072
#*  Clearfield, Inc.                                         43,263     560,256
    ClearOne, Inc.                                              200       1,580
#*  Coherent, Inc.                                           24,802   6,436,615
    Cohu, Inc.                                              194,682   4,432,909
    Communications Systems, Inc.                             39,335     137,673
*   Computer Task Group, Inc.                               112,293     583,924
    Comtech Telecommunications Corp.                        206,056   4,456,991
#*  Control4 Corp.                                           61,247   1,660,406
#   Convergys Corp.                                         566,403  13,180,198
#*  Cray, Inc.                                              293,397   7,114,877
#*  Cree, Inc.                                            1,107,858  38,232,180
    CSP, Inc.                                                 3,924      68,670
    CTS Corp.                                               189,221   5,203,577
#*  CyberOptics Corp.                                        71,277   1,086,974
    Daktronics, Inc.                                        463,041   4,287,760
*   DHI Group, Inc.                                         601,822   1,083,280
*   Digi International, Inc.                                160,593   1,662,138
*   Diodes, Inc.                                            408,946  11,528,188
*   DSP Group, Inc.                                         127,305   1,667,695
    DST Systems, Inc.                                        33,069   2,756,963
#*  Eastman Kodak Co.                                         5,037      40,044
*   Echelon Corp.                                             2,023       9,447

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   EchoStar Corp. Class A                                  486,447 $29,702,454
*   Edgewater Technology, Inc.                               51,772     309,597
*   Electro Scientific Industries, Inc.                     266,638   6,244,662
#*  Electronics for Imaging, Inc.                           506,432  14,808,072
*   Emcore Corp.                                            164,316   1,109,133
    Entegris, Inc.                                          262,459   8,543,040
*   ePlus, Inc.                                              95,710   7,388,812
*   Evolving Systems, Inc.                                    4,622      24,959
#*  Fabrinet                                                461,496  11,449,716
*   FARO Technologies, Inc.                                 132,758   7,155,656
#*  Finisar Corp.                                         1,306,177  23,458,939
#*  Fitbit, Inc. Class A                                    225,609   1,161,886
*   FormFactor, Inc.                                        547,024   7,849,794
*   Frequency Electronics, Inc.                              34,992     330,324
*   GSE Systems, Inc.                                        70,034     231,112
*   GSI Technology, Inc.                                    121,746     977,620
#*  Harmonic, Inc.                                        1,139,560   4,159,394
*   ID Systems, Inc.                                         45,114     334,295
*   IEC Electronics Corp.                                     4,622      17,933
#*  II-VI, Inc.                                             498,818  21,274,588
#*  Infinera Corp.                                          607,589   3,931,101
*   Insight Enterprises, Inc.                               219,712   8,155,709
    InterDigital, Inc.                                        5,744     448,319
*   inTEST Corp.                                             87,691     776,065
*   Intevac, Inc.                                           128,230     871,964
*   IntriCon Corp.                                            8,849     166,804
#*  Iteris, Inc.                                             12,002      81,134
    Jabil, Inc.                                           1,475,340  37,517,896
#*  Kemet Corp.                                              89,369   1,819,553
*   Key Tronic Corp.                                         59,243     424,772
*   Kimball Electronics, Inc.                               168,184   3,111,404
#*  Knowles Corp.                                           722,488  11,010,717
*   Kulicke & Soffa Industries, Inc.                        463,667  10,668,978
*   KVH Industries, Inc.                                    130,284   1,439,638
#*  Lantronix, Inc.                                          17,484      38,290
*   Lattice Semiconductor Corp.                             276,865   1,802,391
#*  Leaf Group, Ltd.                                        120,794   1,056,948
#*  Lightpath Technologies, Inc. Class A                    128,052     307,325
*   Liquidity Services, Inc.                                250,265   1,201,272
#   Littelfuse, Inc.                                         17,239   3,746,724
*   Luna Innovations, Inc.                                   11,138      24,281
#*  MACOM Technology Solutions Holdings, Inc.                24,309     756,010
    ManTech International Corp. Class A                     211,896  11,033,425
*   Marchex, Inc. Class B                                   276,002     946,687
#*  Meet Group, Inc.(The)                                 1,021,057   2,818,117
#   Methode Electronics, Inc.                               263,756  10,774,433
*   MicroStrategy, Inc. Class A                              19,979   2,751,708
    MKS Instruments, Inc.                                   319,597  32,694,773
#*  ModusLink Global Solutions, Inc.                        249,932     557,348
    Monotype Imaging Holdings, Inc.                          78,837   1,888,146
#   MTS Systems Corp.                                        45,796   2,374,523
*   Nanometrics, Inc.                                       235,563   5,834,896
#*  Napco Security Technologies, Inc.                        50,373     460,913

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#*  NeoPhotonics Corp.                                    467,788 $ 2,624,291
#*  NETGEAR, Inc.                                         367,723  25,630,293
*   Netscout Systems, Inc.                                524,975  14,961,787
#   Network-1 Technologies, Inc.                           92,457     231,143
*   Novanta, Inc.                                         114,976   6,657,110
#*  Optical Cable Corp.                                    28,064      65,950
#*  OSI Systems, Inc.                                     221,373  14,628,328
#*  PAR Technology Corp.                                   84,975     730,785
    Park Electrochemical Corp.                            172,688   3,160,190
    PC Connection, Inc.                                   135,220   3,542,764
    PC-Tel, Inc.                                           56,688     405,886
#*  PCM, Inc.                                             142,115   1,257,718
#*  PDF Solutions, Inc.                                   166,351   2,275,682
*   Perceptron, Inc.                                       44,400     462,648
*   Perficient, Inc.                                      321,094   6,219,591
#*  Photronics, Inc.                                      521,692   4,382,213
#*  Plexus Corp.                                          309,694  18,504,216
*   PRGX Global, Inc.                                      45,637     346,841
#*  Qorvo, Inc.                                            59,994   4,305,769
#*  Qualstar Corp.                                          2,764      26,286
*   QuinStreet, Inc.                                        8,546      79,734
*   Qumu Corp.                                             23,376      42,544
*   Rambus, Inc.                                          633,475   8,000,789
#*  RealNetworks, Inc.                                    213,109     660,638
    Reis, Inc.                                             82,711   1,716,253
#   Relm Wireless Corp.                                     8,250      29,700
    RF Industries, Ltd.                                    30,109      93,338
*   Ribbon Communications, Inc.                           402,766   2,811,307
    Richardson Electronics, Ltd.                           74,071     600,716
*   Rogers Corp.                                          173,745  28,629,701
*   Rubicon Project, Inc. (The)                           336,059     645,233
#*  Rubicon Technology, Inc.                                  262       2,004
*   Rudolph Technologies, Inc.                            390,088  10,220,306
*   Sanmina Corp.                                         580,954  15,191,947
#   Sapiens International Corp. NV                          4,800      59,712
*   ScanSource, Inc.                                      193,624   6,621,941
*   Seachange International, Inc.                         174,712     581,791
*   SecureWorks Corp. Class A                               1,084      10,493
*   Sigma Designs, Inc.                                   365,378   2,064,386
*   SMTC Corp.                                             17,510      38,522
#*  SolarEdge Technologies, Inc.                           63,165   2,267,623
#*  Sphere 3D Corp.                                         1,700       3,842
*   StarTek, Inc.                                          51,986     649,825
#*  Stratasys, Ltd.                                       233,473   4,993,987
#*  Super Micro Computer, Inc.                            567,708  12,957,935
*   Sykes Enterprises, Inc.                               425,489  13,198,669
#*  Synaptics, Inc.                                       292,648  12,683,364
#*  Synchronoss Technologies, Inc.                        244,683   1,967,251
    SYNNEX Corp.                                          214,418  26,315,521
    Systemax, Inc.                                         79,777   2,477,076
#*  Tech Data Corp.                                       440,593  44,178,260
*   TechTarget, Inc.                                      123,679   1,939,287
*   Telaria, Inc.                                          34,775     175,962

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Telenav, Inc.                                         27,980 $      158,087
    Tessco Technologies, Inc.                             50,551      1,109,594
    TiVo Corp.                                         1,002,844     13,989,674
*   Trio Tech International                                3,187         20,747
#*  TTM Technologies, Inc.                               816,523     13,464,464
#*  Ultra Clean Holdings, Inc.                           315,277      6,838,358
*   VASCO Data Security International, Inc.              190,188      2,738,707
#*  Veeco Instruments, Inc.                              527,211      8,778,063
#*  VeriFone Systems, Inc.                               809,251     14,307,558
*   Verint Systems, Inc.                                 234,976      9,810,248
*   Viavi Solutions, Inc.                                 78,302        671,831
#*  Virtusa Corp.                                         95,546      4,263,263
#   Vishay Intertechnology, Inc.                         964,685     21,174,836
*   Vishay Precision Group, Inc.                          59,594      1,632,876
    Wayside Technology Group, Inc.                        15,325        219,914
*   Wireless Telecom Group, Inc.                          10,991         24,620
*   Xcerra Corp.                                         316,628      3,159,947
#   Xerox Corp.                                          595,103     20,310,865
#*  xG Technology, Inc.                                   15,597         23,084
*   XO Group, Inc.                                       199,850      3,817,135
#   Xperi Corp.                                           86,107      1,933,102
#*  Xplore Technologies Corp.                             39,375        108,675
    YuMe, Inc.                                           111,158        406,838
*   Zedge, Inc. Class B                                   17,667         53,639
*   Zynga, Inc. Class A                                7,033,456     25,179,772
                                                                 --------------
Total Information Technology                                      1,262,708,164
                                                                 --------------
Materials -- (5.3%)
    A Schulman, Inc.                                      62,881      2,452,359
#*  AgroFresh Solutions, Inc.                             56,094        422,949
*   Alcoa Corp.                                           88,572      4,607,515
#*  Allegheny Technologies, Inc.                         368,077      9,923,356
#   American Vanguard Corp.                              260,952      5,519,135
#   Ampco-Pittsburgh Corp.                               102,160      1,389,376
#   Ashland Global Holdings, Inc.                         24,355      1,767,929
    Boise Cascade Co.                                    250,112     11,117,478
    Cabot Corp.                                          172,816     11,689,274
#   Calgon Carbon Corp.                                  437,695      9,344,788
#   Carpenter Technology Corp.                           421,669     21,673,787
#*  Century Aluminum Co.                                 754,101     16,778,747
#   CF Industries Holdings, Inc.                         252,390     10,711,432
*   Clearwater Paper Corp.                               182,639      8,593,165
#*  Coeur Mining, Inc.                                   619,655      4,982,026
#   Commercial Metals Co.                              1,025,528     24,653,693
    Core Molding Technologies, Inc.                       41,394        860,995
    Domtar Corp.                                         606,314     31,140,287
*   Flexible Solutions International, Inc.                10,090         16,043
#*  Flotek Industries, Inc.                              346,417      1,905,294
    Friedman Industries, Inc.                             59,868        329,873
    FutureFuel Corp.                                     249,123      3,338,248
#   Gold Resource Corp.                                   70,727        319,686
#   Greif, Inc. Class A                                  174,575     10,320,874

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Greif, Inc. Class B                                     10,031 $    638,473
    Hawkins, Inc.                                           56,585    1,997,451
#   Haynes International, Inc.                             117,163    4,194,435
#   HB Fuller Co.                                          483,861   25,088,193
#   Hecla Mining Co.                                     4,405,768   16,918,149
    Huntsman Corp.                                         726,026   25,098,719
    Innophos Holdings, Inc.                                151,477    7,008,841
    Innospec, Inc.                                         260,877   18,730,969
#*  Intrepid Potash, Inc.                                  624,837    2,430,616
#   Kaiser Aluminum Corp.                                   90,908   10,021,698
    KapStone Paper and Packaging Corp.                     947,233   32,812,151
*   Kraton Corp.                                           289,531   14,551,828
*   Louisiana-Pacific Corp.                                356,895   10,567,661
#*  LSB Industries, Inc.                                   116,509      989,161
    Materion Corp.                                         158,518    7,878,345
#   McEwen Mining, Inc.                                     61,134      134,495
    Mercer International, Inc.                             402,810    5,921,307
    Minerals Technologies, Inc.                            226,484   17,020,273
    Mosaic Co. (The)                                     1,086,823   29,670,268
    Northern Technologies International Corp.                6,062      141,851
    Olin Corp.                                           1,170,526   43,637,209
    Olympic Steel, Inc.                                     92,234    2,149,975
    PH Glatfelter Co.                                      292,223    6,826,329
#*  Platform Specialty Products Corp.                      976,789   11,438,199
    Reliance Steel & Aluminum Co.                          765,792   67,075,721
*   Resolute Forest Products, Inc.                         304,929    3,506,683
#   Schnitzer Steel Industries, Inc. Class A               308,077   10,536,233
    Schweitzer-Mauduit International, Inc.                 268,139   12,141,334
    Stepan Co.                                             160,874   12,615,739
*   SunCoke Energy, Inc.                                   631,246    7,006,831
#   Synalloy Corp.                                          33,537      456,103
#*  TimkenSteel Corp.                                      533,566    8,638,434
#*  Trecora Resources                                       90,884    1,208,757
    Tredegar Corp.                                         125,610    2,304,944
#   Tronox, Ltd. Class A                                   523,664   10,279,524
#*  UFP Technologies, Inc.                                  13,175      384,051
    United States Lime & Minerals, Inc.                     32,664    2,506,962
#   United States Steel Corp.                            1,022,115   38,237,322
*   Universal Stainless & Alloy Products, Inc.              49,986    1,288,139
#*  Verso Corp. Class A                                     96,213    1,545,181
                                                                   ------------
Total Materials                                                     669,456,863
                                                                   ------------
Real Estate -- (0.4%)
#   Alexander & Baldwin, Inc.                              495,881   13,150,764
#   Consolidated-Tomoka Land Co.                            22,716    1,503,118
#*  Forestar Group, Inc.                                    34,346      838,042
*   FRP Holdings, Inc.                                      22,630    1,130,368
    Griffin Industrial Realty, Inc.                         10,781      399,975
#*  Howard Hughes Corp. (The)                               29,155    3,672,364
    Jones Lang LaSalle, Inc.                                33,776    5,280,878
#   Kennedy-Wilson Holdings, Inc.                          220,316    3,910,609
    RE/MAX Holdings, Inc. Class A                           53,619    2,646,098

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                    SHARES        VALUE+
                                                                  ----------- ---------------
Real Estate -- (Continued)
#           Realogy Holdings Corp.                                    451,504 $    12,420,875
            Stratus Properties, Inc.                                    4,030         123,318
#*          Tejon Ranch Co.                                            74,556       1,626,066
#*          Trinity Place Holdings, Inc.                               29,533         199,643
                                                                              ---------------
Total Real Estate                                                                  46,902,118
                                                                              ---------------
Telecommunication Services -- (0.5%)
*           Alaska Communications Systems Group, Inc.                 221,578         514,061
#           ATN International, Inc.                                   113,660       6,746,858
#           Consolidated Communications Holdings, Inc.                211,835       2,637,346
#           Frontier Communications Corp.                             497,398       4,073,690
*           General Communication, Inc. Class A                       133,028       5,577,864
*           Hawaiian Telcom Holdco, Inc.                               14,149         405,935
            IDT Corp. Class B                                         239,190       2,599,995
#*          Iridium Communications, Inc.                              320,634       4,072,052
#*          ORBCOMM, Inc.                                             804,519       9,243,923
            Spok Holdings, Inc.                                       160,279       2,500,352
            Telephone & Data Systems, Inc.                            834,196      22,881,996
*           United States Cellular Corp.                              226,238       8,228,276
#           Windstream Holdings, Inc.                                 448,165         739,472
                                                                              ---------------
Total Telecommunication Services                                                   70,221,820
                                                                              ---------------
Utilities -- (0.6%)
*           Calpine Corp.                                           2,358,470      35,589,312
            Consolidated Water Co., Ltd.                               35,512         475,861
#*          Dynegy, Inc.                                            1,084,880      13,582,698
#           NRG Energy, Inc.                                          512,646      13,333,922
#           Ormat Technologies, Inc.                                  168,279      11,792,992
#*          Vistra Energy Corp.                                        82,993       1,618,364
                                                                              ---------------
Total Utilities                                                                    76,393,149
                                                                              ---------------
TOTAL COMMON STOCKS                                                            10,949,771,463
                                                                              ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights               654,085          65,408
                                                                              ---------------
TOTAL INVESTMENT SECURITIES                                                    10,949,836,871
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S. Government Money
              Market Fund, 1.250%                                 103,054,974     103,054,974
                                                                              ---------------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@        DFA Short Term Investment Fund                        140,898,402   1,630,335,411
                                                                              ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,071,866,886)^^                        $12,683,227,256
                                                                              ===============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At January 31, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)       655     03/16/18  $86,771,059 $92,544,950   $5,773,891
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                        $86,771,059 $92,544,950   $5,773,891
                                               =========== ===========   ==========

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 1,810,562,777 $       37,485   --    $ 1,810,600,262
   Consumer Staples                 274,053,041             --   --        274,053,041
   Energy                         1,130,611,066             --   --      1,130,611,066
   Financials                     2,691,081,433        156,374   --      2,691,237,807
   Health Care                      585,888,592             --   --        585,888,592
   Industrials                    2,331,698,581             --   --      2,331,698,581
   Information Technology         1,262,708,164             --   --      1,262,708,164
   Materials                        669,456,863             --   --        669,456,863
   Real Estate                       46,902,118             --   --         46,902,118
   Telecommunication Services        70,221,820             --   --         70,221,820
   Utilities                         76,393,149             --   --         76,393,149
Rights/Warrants                              --         65,408   --             65,408
Temporary Cash Investments          103,054,974             --   --        103,054,974
Securities Lending Collateral                --  1,630,335,411   --      1,630,335,411
Futures Contracts**                   5,773,891             --   --          5,773,891
                                --------------- --------------   --    ---------------
TOTAL                           $11,058,406,469 $1,630,594,678   --    $12,689,001,147
                                =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (87.8%)

Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A                        235,820 $  2,458,424
    A.H. Belo Corp. Class A                                336,764    1,650,144
    Aaron's, Inc.                                        2,630,659  107,567,647
#   Abercrombie & Fitch Co. Class A                      1,391,927   28,826,808
#   Acushnet Holdings Corp.                                 11,388      244,273
#*  Adtalem Global Education, Inc.                       2,165,341   99,605,686
#   AMC Entertainment Holdings, Inc. Class A               522,022    6,681,882
    AMCON Distributing Co.                                   3,858      339,504
#*  American Axle & Manufacturing Holdings, Inc.         2,448,157   43,209,971
#   American Eagle Outfitters, Inc.                        890,640   16,031,520
*   American Public Education, Inc.                        283,310    7,196,074
#*  Ascena Retail Group, Inc.                            4,945,435   10,682,140
#*  Ascent Capital Group, Inc. Class A                     287,155    2,707,872
#*  AV Homes, Inc.                                         388,841    6,571,413
*   Ballantyne Strong, Inc.                                282,242    1,284,201
#*  Barnes & Noble Education, Inc.                       1,225,956    8,152,607
#   Barnes & Noble, Inc.                                 2,050,137    9,635,644
#   Bassett Furniture Industries, Inc.                     198,342    6,733,711
    BBX Capital Corp.                                      515,858    4,699,466
#   Beasley Broadcast Group, Inc. Class A                   89,540    1,123,727
#   Bed Bath & Beyond, Inc.                              1,921,858   44,356,483
#*  Belmond, Ltd. Class A                                3,246,711   41,882,572
#   Big 5 Sporting Goods Corp.                             569,902    3,219,946
#*  Biglari Holdings, Inc.                                  10,318    4,258,135
#*  Bojangles', Inc.                                        94,505    1,157,686
#*  Boot Barn Holdings, Inc.                               427,042    7,486,046
*   Bridgepoint Education, Inc.                            140,280    1,084,364
#*  Build-A-Bear Workshop, Inc.                            277,430    2,385,898
#   CalAtlantic Group, Inc.                                 50,607    2,840,571
    Caleres, Inc.                                          863,088   25,581,928
#   Callaway Golf Co.                                    1,085,276   16,029,527
*   Cambium Learning Group, Inc.                            32,233      226,276
#   Canterbury Park Holding Corp.                           15,171      227,565
*   Career Education Corp.                                 303,389    3,762,024
#   Carriage Services, Inc.                                167,320    4,455,732
#   Cato Corp. (The) Class A                               729,009    8,660,627
*   Century Casinos, Inc.                                  111,523    1,020,435
*   Century Communities, Inc.                              562,052   17,760,843
    Chico's FAS, Inc.                                    2,268,457   21,573,026
#*  Christopher & Banks Corp.                              288,792      366,766
#*  Chuy's Holdings, Inc.                                   38,590    1,022,635
    Citi Trends, Inc.                                      306,990    7,217,335
#*  Conn's, Inc.                                           302,361   10,068,621
#*  Container Store Group, Inc. (The)                      114,588      545,439
#   Cooper Tire & Rubber Co.                               985,402   38,529,218
#   Core-Mark Holding Co., Inc.                             48,924    1,080,731
#   CSS Industries, Inc.                                   257,320    6,731,491
#*  Deckers Outdoor Corp.                                  592,082   50,747,348
#*  Del Frisco's Restaurant Group, Inc.                    596,032   10,430,560
#*  Del Taco Restaurants, Inc.                             898,592   11,385,161
#*  Delta Apparel, Inc.                                    185,130    3,454,526

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*         Destination Maternity Corp.                        6,700 $    17,085
#          Dick's Sporting Goods, Inc.                      302,973   9,531,531
#          Dillard's, Inc. Class A                          458,705  30,990,110
*          Dixie Group, Inc. (The)                          357,179   1,250,127
           Dover Motorsports, Inc.                          319,398     638,796
#          DSW, Inc. Class A                              2,300,871  46,086,446
#*         El Pollo Loco Holdings, Inc.                     347,000   3,487,350
#*         Eldorado Resorts, Inc.                             8,893     307,253
*          Emerson Radio Corp.                               98,823     135,388
*          Emmis Communications Corp. Class A                19,841      66,071
           Entravision Communications Corp. Class A         183,695   1,276,680
#*         Eros International P.L.C.                         18,621     212,279
           Escalade, Inc.                                    26,843     344,933
#          Ethan Allen Interiors, Inc.                      432,457  10,746,556
#*         EW Scripps Co. (The) Class A                   1,823,845  29,199,758
#*         Express, Inc.                                  1,791,806  12,506,806
#*         Fiesta Restaurant Group, Inc.                     41,793     802,426
#          Finish Line, Inc. (The) Class A                1,219,376  13,815,530
           Flanigan's Enterprises, Inc.                       4,740     113,286
           Flexsteel Industries, Inc.                       203,924   8,785,046
#*         Fogo De Chao, Inc.                                16,502     214,526
#*         Fossil Group, Inc.                               345,293   2,748,532
#*         Francesca's Holdings Corp.                        37,339     217,686
#          Fred's, Inc. Class A                             630,397   2,086,614
#*         FTD Cos., Inc.                                   683,760   4,006,834
#*         Full House Resorts, Inc.                         112,535     378,118
#*         G-III Apparel Group, Ltd.                      1,259,527  47,043,333
#          GameStop Corp. Class A                         3,325,747  55,905,807
           Gaming Partners International Corp.               23,164     226,776
#          Gannett Co., Inc.                              2,363,046  27,883,943
#*         Genesco, Inc.                                    433,380  15,103,293
#*         Gentherm, Inc.                                    88,237   2,823,584
#*         Global Eagle Entertainment, Inc.                  84,607     244,514
           Graham Holdings Co. Class B                       86,840  51,622,038
#*         Gray Television, Inc.                          1,927,974  31,522,375
*          Gray Television, Inc. Class A                     23,767     332,738
#*         Green Brick Partners, Inc.                       325,122   3,641,366
#          Group 1 Automotive, Inc.                         587,767  46,110,321
#          Guess?, Inc.                                   2,664,605  48,948,794
#*         Habit Restaurants, Inc. (The) Class A             66,728     583,870
#          Hamilton Beach Brands Holding Co. Class A        262,545   6,750,032
(degrees)  Hamilton Beach Brands Holding Co. Class B         16,078     413,365
*          Harte-Hanks, Inc.                              1,030,421     867,099
#          Haverty Furniture Cos., Inc.                     546,976  12,197,565
           Haverty Furniture Cos., Inc. Class A               5,701     127,417
#*         Helen of Troy, Ltd.                              240,390  22,392,328
#*         Hemisphere Media Group, Inc.                      46,012     492,328
#*         Hibbett Sports, Inc.                             337,814   7,634,596
           Hooker Furniture Corp.                           281,102  10,442,939
#*         Horizon Global Corp.                              31,102     262,812
#*         Iconix Brand Group, Inc.                         486,955     608,694
           ILG, Inc.                                      1,698,563  53,351,864
           International Speedway Corp. Class A              73,450   3,408,080

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                         ---------- -----------
Consumer Discretionary -- (Continued)
*   J Alexander's Holdings, Inc.                             86,382 $   833,586
#*  JAKKS Pacific, Inc.                                     564,859   1,440,390
#*  JC Penney Co., Inc.                                     913,275   3,388,250
    Johnson Outdoors, Inc. Class A                          206,255  12,430,989
*   K12, Inc.                                             1,059,506  18,382,429
#   KB Home                                                 361,462  11,393,282
*   Kirkland's, Inc.                                        266,657   2,829,231
*   La Quinta Holdings, Inc.                                207,867   4,142,789
    La-Z-Boy, Inc.                                           24,129     727,489
*   Lakeland Industries, Inc.                               182,566   2,574,181
#   Libbey, Inc.                                             92,747     655,721
*   Liberty Expedia Holdings, Inc. Class A                  495,661  23,241,544
#*  Liberty Latin America, Ltd. Class A                      12,965     291,064
*   Liberty Latin America, Ltd. Class C                      27,064     613,541
#   Liberty Tax, Inc.                                        44,548     458,844
*   Liberty TripAdvisor Holdings, Inc. Class A            1,688,929  14,862,575
    Lifetime Brands, Inc.                                   423,240   7,385,538
*   Luby's, Inc.                                            727,682   2,226,707
*   M/I Homes, Inc.                                         692,910  22,408,709
    Marcus Corp. (The)                                      568,435  14,779,310
#*  MarineMax, Inc.                                         604,205  13,866,505
#   Marriott Vacations Worldwide Corp.                      544,848  82,996,696
#*  McClatchy Co. (The) Class A                              57,844     529,273
    McRae Industries, Inc. Class A                            4,660     159,652
#   MDC Holdings, Inc.                                    1,767,800  59,592,538
#   Meredith Corp.                                          167,344  11,068,132
*   Meritage Homes Corp.                                  1,426,415  67,683,392
*   Modine Manufacturing Co.                              1,348,936  31,497,656
#*  Motorcar Parts of America, Inc.                          93,234   2,537,829
#   Movado Group, Inc.                                      461,078  14,108,987
#*  Nautilus, Inc.                                           12,957     166,497
#*  Nevada Gold & Casinos, Inc.                              83,887     224,817
*   New Home Co., Inc. (The)                                134,399   1,592,628
#   New Media Investment Group, Inc.                      1,041,800  17,606,420
#*  New York & Co., Inc.                                    204,103     636,801
    Nobility Homes, Inc.                                      1,994      37,976
#*  Nova Lifestyle, Inc.                                      4,318       9,802
    Office Depot, Inc.                                   13,680,235  44,460,764
    P&F Industries, Inc. Class A                             17,337     130,028
#*  Party City Holdco, Inc.                                  29,780     431,810
#   Penske Automotive Group, Inc.                           305,903  15,965,078
#*  Perry Ellis International, Inc.                         463,474  11,114,107
    PICO Holdings, Inc.                                     203,807   2,669,872
#   Pier 1 Imports, Inc.                                  1,674,260   5,558,543
#*  Playa Hotels & Resorts NV                               259,226   2,685,581
    QEP Co., Inc.                                            40,516   1,154,706
#   RCI Hospitality Holdings, Inc.                          322,238   9,467,352
#*  Reading International, Inc. Class A                      15,517     255,875
*   Red Lion Hotels Corp.                                   572,729   5,985,018
#*  Red Robin Gourmet Burgers, Inc.                         273,406  14,394,826
*   Regis Corp.                                           1,267,641  20,180,845
    Rocky Brands, Inc.                                      203,367   3,497,912
    Saga Communications, Inc. Class A                       153,816   6,091,114

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#   Salem Media Group, Inc.                              253,592 $    1,179,203
#   Scholastic Corp.                                   1,252,497     48,120,935
#*  Sequential Brands Group, Inc.                         89,091        144,327
*   Shiloh Industries, Inc.                              363,650      2,709,193
#   Shoe Carnival, Inc.                                  470,929     10,760,728
#   Signet Jewelers, Ltd.                                104,125      5,508,213
#   Sonic Automotive, Inc. Class A                       769,830     16,589,836
    Speedway Motorsports, Inc.                         1,036,878     21,515,218
#   Stage Stores, Inc.                                   564,115        942,072
#   Standard Motor Products, Inc.                        170,145      8,149,945
#   Stein Mart, Inc.                                      63,836         43,408
    Strattec Security Corp.                               90,913      3,504,696
#   Superior Industries International, Inc.              699,965     11,794,410
#   Superior Uniform Group, Inc.                         232,343      5,474,001
*   Sypris Solutions, Inc.                               106,789        147,369
*   Taylor Morrison Home Corp. Class A                 2,019,035     51,344,060
#   Tilly's, Inc. Class A                                387,007      5,774,144
*   TopBuild Corp.                                       949,145     72,647,558
    Tower International, Inc.                             26,233        792,237
#*  Townsquare Media, Inc. Class A                       112,187        841,403
*   Trans World Entertainment Corp.                      627,694      1,098,465
#*  TravelCenters of America LLC                         217,783        958,245
#*  TRI Pointe Group, Inc.                             5,752,674     93,826,113
#   Tribune Media Co. Class A                            719,078     30,625,532
#*  Tuesday Morning Corp.                              1,163,215      3,373,324
*   Unifi, Inc.                                          441,122     15,708,354
*   Universal Technical Institute, Inc.                  162,630        452,111
#*  Urban One, Inc.                                      423,710        783,864
#*  Urban Outfitters, Inc.                               445,162     15,184,476
#*  Vera Bradley, Inc.                                   802,718      7,457,250
#*  Vista Outdoor, Inc.                                1,516,524     22,975,339
#*  VOXX International Corp.                             576,366      3,429,378
#   Weyco Group, Inc.                                     48,228      1,494,103
*   William Lyon Homes Class A                           891,944     24,216,280
#   Wolverine World Wide, Inc.                           329,436     10,815,384
*   ZAGG, Inc.                                           139,808      2,334,794
#*  Zumiez, Inc.                                         673,284     13,970,643
                                                                 --------------
Total Consumer Discretionary                                      2,455,971,679
                                                                 --------------
Consumer Staples -- (4.0%)
#   Alico, Inc.                                           32,371        870,780
*   Alliance One International, Inc.                     151,263      1,989,108
#   Andersons, Inc. (The)                                739,997     25,233,898
*   Bridgford Foods Corp.                                 37,720        635,771
*   CCA Industries, Inc.                                  28,497         88,341
#*  Central Garden & Pet Co.                             292,544     11,464,799
*   Central Garden & Pet Co. Class A                     926,623     34,952,220
#*  Coffee Holding Co., Inc.                               1,109          4,724
*   Darling Ingredients, Inc.                          6,297,570    116,756,948
#   Dean Foods Co.                                     1,223,271     12,685,320
#*  Edgewell Personal Care Co.                            89,577      5,057,517
#   Fresh Del Monte Produce, Inc.                      1,800,679     85,190,123

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Hostess Brands, Inc.                                   920,890 $ 12,708,282
    Ingles Markets, Inc. Class A                           316,367   10,629,931
#   John B. Sanfilippo & Son, Inc.                          37,281    2,334,536
*   Landec Corp.                                           727,593    9,567,848
#   Mannatech, Inc.                                          6,862       98,813
#*  Natural Alternatives International, Inc.               174,072    1,940,903
#*  Natural Grocers by Vitamin Cottage, Inc.               175,647    1,510,564
    Nature's Sunshine Products, Inc.                         7,360       89,056
#   Oil-Dri Corp. of America                                72,862    2,833,603
#   Orchids Paper Products Co.                               2,641       39,773
#   Sanderson Farms, Inc.                                  180,310   22,881,339
    Seaboard Corp.                                          18,335   79,500,560
*   Seneca Foods Corp. Class A                             206,984    6,530,345
*   Seneca Foods Corp. Class B                              24,020      771,042
#*  Smart & Final Stores, Inc.                             989,412    9,300,473
#   Snyder's-Lance, Inc.                                   989,053   49,432,869
    SpartanNash Co.                                      1,047,823   25,535,447
#*  SUPERVALU, Inc.                                        250,252    3,963,992
#*  TreeHouse Foods, Inc.                                  527,910   24,896,236
#*  United Natural Foods, Inc.                           1,650,193   78,549,187
    Universal Corp.                                        805,915   38,683,920
#   Village Super Market, Inc. Class A                     175,700    4,125,436
#   Weis Markets, Inc.                                     365,133   14,517,688
                                                                   ------------
Total Consumer Staples                                              695,371,392
                                                                   ------------
Energy -- (9.1%)
    Adams Resources & Energy, Inc.                         113,508    5,051,106
#   Archrock, Inc.                                       2,274,353   21,151,483
#*  Ardmore Shipping Corp.                                 331,882    2,356,362
*   Barnwell Industries, Inc.                              112,072      268,861
*   Bill Barrett Corp.                                   1,679,103    8,613,798
*   Bonanza Creek Energy, Inc.                              35,725    1,000,657
#   Bristow Group, Inc.                                     49,914      769,175
#*  Callon Petroleum Co.                                 4,630,603   52,557,344
#*  Clean Energy Fuels Corp.                             2,968,286    4,660,209
*   Cloud Peak Energy, Inc.                              1,728,894    8,644,470
#*  CNX Resources Corp.                                  3,799,003   53,224,032
#*  CONSOL Energy, Inc.                                    413,673   13,415,415
#*  Contango Oil & Gas Co.                                 201,986      828,143
*   Dawson Geophysical Co.                                 216,564    1,381,678
#   Delek US Holdings, Inc.                              2,602,004   90,783,920
#*  Denbury Resources, Inc.                              1,386,651    3,369,562
#   DHT Holdings, Inc.                                   3,281,751   11,354,859
#*  Diamond Offshore Drilling, Inc.                        320,226    5,661,596
#*  Dorian LPG, Ltd.                                       953,637    7,285,787
#*  Dril-Quip, Inc.                                      1,005,453   51,931,647
#*  Eclipse Resources Corp.                              1,135,280    2,429,499
    EnLink Midstream LLC                                   207,337    3,856,468
#   Ensco P.L.C. Class A                                 8,724,301   51,473,376
#*  EP Energy Corp. Class A                                 45,699       87,285
*   Era Group, Inc.                                        605,907    6,137,838
*   Exterran Corp.                                       1,257,828   36,326,073

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                        ---------- ------------
Energy -- (Continued)
#*  Extraction Oil & Gas, Inc.                             205,345 $  2,895,365
#   GasLog, Ltd.                                           761,204   15,376,321
#*  Gener8 Maritime, Inc.                                   14,291       83,888
#   Green Plains, Inc.                                   1,262,462   22,093,085
#   Gulf Island Fabrication, Inc.                          356,049    4,593,032
*   Gulfport Energy Corp.                                1,997,710   20,316,711
#   Hallador Energy Co.                                    351,491    2,453,407
#*  Helix Energy Solutions Group, Inc.                   2,856,297   21,507,916
#*  Hornbeck Offshore Services, Inc.                       816,443    2,775,906
#*  Independence Contract Drilling, Inc.                   333,226    1,532,840
#*  International Seaways, Inc.                            234,571    3,914,990
*   Matrix Service Co.                                     618,649   11,073,817
#*  McDermott International, Inc.                        8,598,937   75,498,667
*   Midstates Petroleum Co., Inc.                            1,071       17,575
*   Mitcham Industries, Inc.                               297,558    1,118,818
#   Nabors Industries, Ltd.                             10,427,502   81,751,616
    NACCO Industries, Inc. Class A                         141,236    5,938,974
*   Natural Gas Services Group, Inc.                       388,744   10,709,897
#*  Newpark Resources, Inc.                              1,007,159    9,165,147
#*  Noble Corp. P.L.C.                                     406,443    1,906,218
*   Oasis Petroleum, Inc.                                7,675,096   66,466,331
#   Oceaneering International, Inc.                      1,876,504   38,806,103
#*  Oil States International, Inc.                       1,645,557   52,657,824
*   Overseas Shipholding Group, Inc. Class A               687,836    1,451,334
#*  Pacific Ethanol, Inc.                                1,016,574    4,269,611
#*  Par Pacific Holdings, Inc.                             112,853    2,057,310
#*  Parker Drilling Co.                                  3,291,349    3,752,138
    Patterson-UTI Energy, Inc.                           2,207,627   52,144,150
#   PBF Energy, Inc. Class A                             3,548,336  114,717,703
#*  PDC Energy, Inc.                                     1,690,027   87,627,900
*   Peabody Energy Corp.                                   647,210   26,153,756
*   PHI, Inc. Non-Voting                                   352,692    4,052,431
*   PHI, Inc. Voting                                         1,686       20,940
*   Pioneer Energy Services Corp.                        1,177,977    3,828,425
*   QEP Resources, Inc.                                  3,799,385   35,562,244
#   Range Resources Corp.                                  163,869    2,335,133
#*  Renewable Energy Group, Inc.                           464,152    4,966,426
#*  REX American Resources Corp.                           177,179   14,466,665
*   Ring Energy, Inc.                                        3,967       54,745
#*  Rowan Cos. P.L.C. Class A                            3,193,908   47,014,326
#   Scorpio Tankers, Inc.                                5,546,187   14,752,857
#*  SEACOR Holdings, Inc.                                  509,011   23,709,732
#*  SEACOR Marine Holdings, Inc.                           466,825    6,983,702
#   SemGroup Corp. Class A                               1,870,373   53,586,186
#   Ship Finance International, Ltd.                       241,235    3,690,896
*   SilverBow Resources, Inc.                               12,004      368,523
#   SM Energy Co.                                        1,729,629   40,386,837
#*  SRC Energy, Inc.                                     1,052,385   10,471,231
#*  Superior Energy Services, Inc.                       1,619,870   16,927,642
#   Teekay Corp.                                            42,502      346,816
#   Teekay Tankers, Ltd. Class A                         1,529,875    1,942,941
*   TETRA Technologies, Inc.                             1,032,385    3,964,358
#*  Unit Corp.                                           1,029,900   24,954,477

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
#   US Silica Holdings, Inc.                              59,466 $    1,979,623
#*  Whiting Petroleum Corp.                            1,327,101     37,052,660
*   Willbros Group, Inc.                                  48,940         54,323
    World Fuel Services Corp.                          1,474,555     41,125,339
                                                                 --------------
Total Energy                                                      1,584,048,471
                                                                 --------------
Financials -- (23.4%)
    1st Constitution Bancorp                              52,313      1,012,257
#   1st Source Corp.                                     604,298     31,598,742
    Access National Corp.                                 11,416        331,635
#*  Ambac Financial Group, Inc.                          827,961     13,412,968
    American Equity Investment Life Holding Co.        3,252,117    107,319,861
    American National Insurance Co.                       77,109      9,745,807
    American River Bankshares                            146,710      2,212,387
#   AmeriServ Financial, Inc.                            328,767      1,347,945
#   Amtrust Financial Services, Inc.                     579,473      7,776,528
#*  Anchor Bancorp, Inc.                                     600         14,940
    Argo Group International Holdings, Ltd.            1,083,224     66,401,631
    Aspen Insurance Holdings, Ltd.                     1,678,374     62,687,269
#   Associated Banc-Corp                               4,127,276    102,150,081
#   Associated Capital Group, Inc. Class A                 9,291        321,933
    Assured Guaranty, Ltd.                               121,154      4,311,871
*   Asta Funding, Inc.                                    27,927        196,885
#   Atlantic American Corp.                              238,675        895,031
*   Atlantic Capital Bancshares, Inc.                     79,153      1,412,881
#*  Atlantic Coast Financial Corp.                         8,191         85,023
#*  Atlanticus Holdings Corp.                            251,104        557,451
*   Atlas Financial Holdings, Inc.                        66,013      1,323,561
#   Baldwin & Lyons, Inc. Class A                          3,124         71,946
    Baldwin & Lyons, Inc. Class B                        368,575      8,477,225
#   Banc of California, Inc.                             528,867     10,418,680
#   Bancorp of New Jersey, Inc.                              420          7,497
#   BancorpSouth Bank                                    178,613      5,992,466
    Bank Mutual Corp.                                    503,409      5,235,454
#   Bank of Commerce Holdings                             47,570        551,812
    BankFinancial Corp.                                  530,129      8,418,449
    Banner Corp.                                         587,661     31,933,499
    Bar Harbor Bankshares                                 50,043      1,402,705
#   BCB Bancorp, Inc.                                     51,593        781,634
    Bear State Financial, Inc.                            97,919      1,004,649
#   Beneficial Bancorp, Inc.                           1,500,572     24,384,295
*   Berkshire Bancorp, Inc.                                4,650         59,474
    Berkshire Hills Bancorp, Inc.                      1,092,444     41,458,250
    Blue Hills Bancorp, Inc.                             325,836      6,288,635
*   BNCCORP, Inc.                                         28,507        818,151
    Boston Private Financial Holdings, Inc.              151,867      2,338,752
#   Bridge Bancorp, Inc.                                   8,617        295,563
#   Brookline Bancorp, Inc.                            2,237,394     35,798,304
#   C&F Financial Corp.                                   31,810      1,741,598
    California First National Bancorp                    109,033      1,664,934
    Camden National Corp.                                 33,825      1,436,210
*   Cannae Holdings, Inc.                                780,402     13,586,799

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Capital City Bank Group, Inc.                          111,080 $  2,724,792
    Capitol Federal Financial, Inc.                      1,819,700   23,801,676
    Cathay General Bancorp                                 542,991   23,750,426
    CenterState Banks Corp.                                    534       13,879
    Central Pacific Financial Corp.                         22,010      650,836
#   Central Valley Community Bancorp                        62,546    1,212,767
    Century Bancorp, Inc. Class A                           30,680    2,459,002
    Charter Financial Corp.                                140,835    2,708,257
#   Chemical Financial Corp.                               721,450   42,139,894
#   Citizens & Northern Corp.                                8,852      210,678
    Citizens Community Bancorp, Inc.                        42,530      578,833
    Citizens First Corp.                                     5,422      133,381
#   Civista Bancshares, Inc.                                10,865      240,442
    Clifton Bancorp, Inc.                                  289,409    4,726,049
#   CNB Financial Corp.                                     43,364    1,167,793
    CNO Financial Group, Inc.                            4,510,009  110,901,121
    Codorus Valley Bancorp, Inc.                            34,499      943,548
    Colony Bankcorp, Inc.                                   12,037      172,731
    Columbia Banking System, Inc.                            7,630      328,700
#*  Community Bankers Trust Corp.                              300        2,475
    Community Trust Bancorp, Inc.                          148,923    7,044,058
    Community West Bancshares                               23,717      282,232
    ConnectOne Bancorp, Inc.                               365,364   10,650,361
#*  Consumer Portfolio Services, Inc.                      662,542    2,968,188
#*  Cowen, Inc.                                            390,593    5,058,179
*   Customers Bancorp, Inc.                                584,903   17,927,277
    Dime Community Bancshares, Inc.                        736,564   13,994,716
    Donegal Group, Inc. Class A                            538,067    9,443,076
    Donegal Group, Inc. Class B                             54,141      801,287
    EMC Insurance Group, Inc.                              489,293   13,822,527
    Employers Holdings, Inc.                               650,177   27,567,505
#*  Enstar Group, Ltd.                                      22,758    4,724,561
*   Equity Bancshares, Inc. Class A                         29,952    1,078,572
#   ESSA Bancorp, Inc.                                     177,786    2,862,355
#*  Ezcorp, Inc. Class A                                 1,416,444   16,714,039
    Farmers Capital Bank Corp.                              78,943    3,102,460
#   Farmers National Banc Corp.                              7,811      114,041
    FBL Financial Group, Inc. Class A                      745,304   51,873,158
    Federal Agricultural Mortgage Corp. Class A              3,592      274,680
#   Federal Agricultural Mortgage Corp. Class C            260,230   20,883,457
    Federated National Holding Co.                         157,918    2,341,924
    Fidelity Southern Corp.                                177,948    4,263,634
    Financial Institutions, Inc.                           328,720   10,239,628
*   First Acceptance Corp.                                 827,873      960,333
    First American Financial Corp.                           5,405      319,273
*   First BanCorp(318672706)                             4,789,866   28,739,196
    First Bancorp(318910106)                                12,577      457,803
    First Bancorp of Indiana, Inc.                           5,430      119,053
    First Bancorp, Inc.                                      1,508       42,450
*   First Bancshares, Inc.                                  17,709      204,893
    First Bank                                               5,941       82,580
#   First Business Financial Services, Inc.                 66,601    1,629,726
    First Citizens BancShares, Inc. Class A                 15,814    6,727,434

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   First Commonwealth Financial Corp.                   2,372,433 $ 34,329,106
    First Community Bancshares, Inc.                       230,279    6,374,123
    First Connecticut Bancorp, Inc.                        114,259    2,873,614
    First Defiance Financial Corp.                         220,328   12,241,424
    First Federal of Northern Michigan Bancorp, Inc.        31,310      344,723
#   First Financial Corp.                                  130,526    6,043,354
    First Financial Northwest, Inc.                        275,485    4,391,231
    First Horizon National Corp.                            20,169      400,556
#   First Internet Bancorp                                  30,794    1,153,235
    First Interstate Bancsystem, Inc. Class A              457,291   19,137,628
    First Merchants Corp.                                  513,271   22,152,776
    First Mid-Illinois Bancshares, Inc.                     14,519      558,982
    First Midwest Bancorp, Inc.                          1,467,384   36,479,166
*   First Northwest Bancorp                                 58,243      987,219
*   First United Corp.                                      79,633    1,381,633
    FirstCash, Inc.                                        183,366   13,404,055
#*  Flagstar Bancorp, Inc.                                 992,434   36,968,166
    Flushing Financial Corp.                               635,317   17,890,527
#   FNB Corp.                                              413,978    5,940,584
#*  Franklin Financial Network, Inc.                        35,556    1,146,681
#   Fulton Financial Corp.                               5,608,623  102,076,939
#   Gain Capital Holdings, Inc.                            332,355    2,426,192
    GAINSCO, Inc.                                              100        1,950
#*  Genworth Financial, Inc. Class A                     4,508,469   13,795,915
*   Global Indemnity, Ltd.                                 283,741   12,016,431
    Great Southern Bancorp, Inc.                            15,563      789,822
#   Great Western Bancorp, Inc.                            297,057   12,520,953
#*  Greenlight Capital Re, Ltd. Class A                    367,024    7,432,236
    Guaranty Federal Bancshares, Inc.                       32,452      703,235
*   Hallmark Financial Services, Inc.                      501,166    5,076,812
    Hancock Holding Co.                                  1,652,158   88,720,885
    Hanover Insurance Group, Inc. (The)                  1,197,209  135,464,198
    Harleysville Financial Corp.                             5,124      122,720
    Hawthorn Bancshares, Inc.                               32,980      690,931
#   Heartland Financial USA, Inc.                           13,799      733,417
#   Heritage Financial Corp.                               448,378   13,810,042
#   Heritage Insurance Holdings, Inc.                      289,367    4,927,920
    Hilltop Holdings, Inc.                               1,307,737   34,249,632
*   HMN Financial, Inc.                                    101,761    1,948,723
#   Home Bancorp, Inc.                                       7,324      313,907
*   HomeStreet, Inc.                                       754,445   22,218,405
*   HomeTrust Bancshares, Inc.                             220,549    5,590,917
#   Hope Bancorp, Inc.                                   1,443,596   27,486,068
    HopFed Bancorp, Inc.                                    75,218    1,123,005
    Horace Mann Educators Corp.                            988,244   40,814,477
    Iberiabank Corp.                                       926,336   78,275,392
#*  Impac Mortgage Holdings, Inc.                              900        8,280
#   Independence Holding Co.                                 8,914      261,180
#   Independent Bank Group, Inc.                           206,205   14,795,209
#   Infinity Property & Casualty Corp.                     393,316   39,823,245
    International Bancshares Corp.                       1,243,499   51,605,208
*   INTL. FCStone, Inc.                                     41,925    1,823,738
#   Investar Holding Corp.                                   1,021       25,780

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
           Investors Title Co.                              42,941 $  8,352,024
           James River Group Holdings, Ltd.                 36,849    1,400,262
#          Janus Henderson Group P.L.C.                  1,153,607   45,429,044
#          Kearny Financial Corp.                        1,735,324   23,947,471
           Kemper Corp.                                  1,682,113  109,085,028
           Lake Shore Bancorp, Inc.                            697       11,396
#          Lakeland Bancorp, Inc.                          286,915    5,766,991
           Landmark Bancorp, Inc.                           31,110      889,746
           LCNB Corp.                                       30,651      597,695
#          Legg Mason, Inc.                                878,559   37,444,185
#          Mackinac Financial Corp.                        135,692    2,184,641
*          Magyar Bancorp, Inc.                             36,773      465,546
#          Maiden Holdings, Ltd.                         2,191,463   15,449,814
           MainSource Financial Group, Inc.                515,844   20,298,461
           Marlin Business Services Corp.                  280,326    6,643,726
           MB Financial, Inc.                            1,929,936   82,562,662
#*         MBIA, Inc.                                    2,290,675   16,813,554
           MBT Financial Corp.                             354,375    3,986,719
           Mercantile Bank Corp.                           294,814   10,286,060
#          Mid Penn Bancorp, Inc.                            4,664      153,212
           Midland States Bancorp, Inc.                     32,376    1,038,946
#          MidSouth Bancorp, Inc.                          104,322    1,476,156
           MidWestOne Financial Group, Inc.                 58,674    1,940,936
           MSB Financial Corp.                               3,518       61,741
           MutualFirst Financial, Inc.                     140,043    5,258,615
           National Bank Holdings Corp. Class A            673,294   22,380,293
*          National Commerce Corp.                           1,854       84,079
#          National General Holdings Corp.                 112,516    2,252,570
           National Security Group, Inc. (The)              11,290      180,640
#          National Western Life Group, Inc. Class A        72,633   23,525,829
#*         Nationstar Mortgage Holdings, Inc.              676,088   11,993,801
           Navient Corp.                                 1,410,393   20,098,100
           Navigators Group, Inc. (The)                    903,402   43,905,337
#          NBT Bancorp, Inc.                                 1,800       66,438
#          Nelnet, Inc. Class A                            798,025   41,585,083
(degrees)  NewStar Financial, Inc.                         667,031      360,197
*          Nicholas Financial, Inc.                        191,957    1,748,728
#*         Nicolet Bankshares, Inc.                         11,262      611,414
#*         NMI Holdings, Inc. Class A                      528,027    9,689,295
#          Northeast Bancorp                                49,548    1,107,398
           Northeast Community Bancorp, Inc.                10,981      112,775
#          Northfield Bancorp, Inc.                        704,950   11,829,061
           Northrim BanCorp, Inc.                          175,067    5,855,991
#          Northwest Bancshares, Inc.                    2,479,253   41,775,413
#          OceanFirst Financial Corp.                      217,641    5,756,604
#          OFG Bancorp                                   1,145,093   13,054,060
#          Old National Bancorp                          4,542,920   78,592,516
           Old Second Bancorp, Inc.                        251,832    3,701,930
*          OneMain Holdings, Inc.                          988,589   32,336,746
           Oppenheimer Holdings, Inc. Class A              136,058    3,741,595
#          Opus Bank                                       473,264   12,825,454
#          Oritani Financial Corp.                         534,453    8,925,365
#          Parke Bancorp, Inc.                                 484        9,753

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Patriot National Bancorp, Inc.                            7,682 $   137,124
    PB Bancorp, Inc.                                          3,118      32,427
    Peapack Gladstone Financial Corp.                        62,152   2,207,639
#   Penns Woods Bancorp, Inc.                                 2,657     113,906
#   Peoples Bancorp of North Carolina, Inc.                  38,819   1,222,799
    Peoples Bancorp, Inc.                                   461,564  16,436,294
#   Peoples Financial Services Corp.                         10,744     488,100
    Piper Jaffray Cos.                                      319,905  29,527,231
#   Popular, Inc.                                         1,223,305  49,715,115
#*  PRA Group, Inc.                                         242,459   8,667,909
    Premier Financial Bancorp, Inc.                         195,554   3,719,437
#   Provident Financial Holdings, Inc.                      203,517   3,724,361
    Provident Financial Services, Inc.                    2,212,117  58,200,798
#   Prudential Bancorp, Inc.                                  4,686      81,115
#*  Regional Management Corp.                               304,459   8,634,457
#   Renasant Corp.                                          647,584  27,891,443
    Republic Bancorp, Inc. Class A                           82,126   3,165,136
    Riverview Bancorp, Inc.                                 462,103   4,426,947
#   S&T Bancorp, Inc.                                       206,642   8,340,071
#   Safety Insurance Group, Inc.                            249,652  19,385,478
    Salisbury Bancorp, Inc.                                   3,107     137,329
    Sandy Spring Bancorp, Inc.                              435,243  16,460,890
    SB Financial Group, Inc.                                 34,522     623,122
*   Security National Financial Corp. Class A                17,701      77,884
#*  Select Bancorp, Inc.                                     18,996     245,048
#   Selective Insurance Group, Inc.                       1,536,070  89,476,077
    Shore Bancshares, Inc.                                   66,349   1,208,879
    SI Financial Group, Inc.                                 56,540     817,003
#*  Siebert Financial Corp.                                  32,271     295,925
    Sierra Bancorp                                          280,054   7,667,879
#   Simmons First National Corp. Class A                    529,464  31,158,956
    South State Corp.                                       122,791  10,879,283
#   Southern National Bancorp of Virginia, Inc.              20,603     337,683
#   Southwest Georgia Financial Corp.                         1,652      35,766
#   State Auto Financial Corp.                              899,022  26,763,885
#   Sterling Bancorp                                      3,782,499  93,616,850
#   Stewart Information Services Corp.                      338,640  15,072,866
#   Stifel Financial Corp.                                  973,221  65,711,882
#   Summit State Bank                                        10,697     138,526
    Sun Bancorp, Inc.                                        27,637     677,107
    Sussex Bancorp                                           27,268     793,499
    TCF Financial Corp.                                   2,879,072  61,756,094
    Territorial Bancorp, Inc.                                84,761   2,566,563
#*  Third Point Reinsurance, Ltd.                         1,022,893  14,576,225
    Timberland Bancorp, Inc.                                188,335   5,254,546
    Tiptree, Inc.                                           801,230   4,927,564
    Trico Bancshares                                         65,260   2,413,315
*   Triumph Bancorp, Inc.                                     3,329     128,167
#   Trustmark Corp.                                       1,416,156  45,019,599
#   Two River Bancorp                                        14,524     261,577
    Umpqua Holdings Corp.                                   673,248  14,575,819
#*  Unico American Corp.                                    142,667   1,191,269
#   Union Bankshares Corp.                                1,258,173  47,496,031

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Bancshares, Inc.                                9,093 $      200,046
#   United Bankshares, Inc.                              455,616     16,766,669
    United Community Bancorp                               2,815         57,004
    United Community Banks, Inc.                             646         20,465
    United Community Financial Corp.                     320,320      3,123,120
    United Financial Bancorp, Inc.                     1,086,767     18,214,215
    United Fire Group, Inc.                              790,855     34,315,198
#   United Insurance Holdings Corp.                       13,513        261,071
    United Security Bancshares                            49,647        548,599
#   Unity Bancorp, Inc.                                   67,523      1,387,598
    Univest Corp. of Pennsylvania                        234,276      6,559,728
#   Valley National Bancorp                            2,983,646     37,504,430
*   Veritex Holdings, Inc.                                25,173        717,682
#   Virtus Investment Partners, Inc.                      49,944      6,392,832
    VSB Bancorp, Inc.                                        833         16,677
    Washington Federal, Inc.                           3,007,914    107,984,113
    Waterstone Financial, Inc.                           425,957      7,283,865
#   Webster Financial Corp.                               24,069      1,362,787
    WesBanco, Inc.                                     1,065,013     43,676,183
    Western New England Bancorp, Inc.                    532,680      5,779,578
    White Mountains Insurance Group, Ltd.                  9,643      8,099,156
    Wintrust Financial Corp.                           1,176,097    101,026,732
#*  World Acceptance Corp.                               127,590     15,061,999
    WVS Financial Corp.                                    1,740         29,528
                                                                 --------------
Total Financials                                                  4,075,859,417
                                                                 --------------
Health Care -- (4.4%)
*   AAC Holdings, Inc.                                    14,819        132,630
#*  Acadia Healthcare Co., Inc.                          839,869     28,622,736
#   Aceto Corp.                                          588,244      6,476,566
#*  Acorda Therapeutics, Inc.                            206,595      5,361,140
*   Allied Healthcare Products, Inc.                      34,602         71,626
*   Allscripts Healthcare Solutions, Inc.              1,946,972     29,029,353
#*  Almost Family, Inc.                                  155,576      8,875,611
#*  AMAG Pharmaceuticals, Inc.                           497,564      7,140,043
#*  American Shared Hospital Services                     87,469        236,166
    Analogic Corp.                                       120,776     10,012,330
*   AngioDynamics, Inc.                                1,086,740     18,920,143
*   Applied Genetic Technologies Corp.                   197,761        978,917
*   Brookdale Senior Living, Inc.                      5,128,397     48,719,772
#*  Community Health Systems, Inc.                     2,612,246     14,759,190
#   CONMED Corp.                                         605,683     34,996,364
#*  Cross Country Healthcare, Inc.                        19,891        278,673
#*  Cumberland Pharmaceuticals, Inc.                      22,114        150,596
#*  Cutera, Inc.                                             364         18,054
#*  Depomed, Inc.                                        389,469      2,862,597
#   Digirad Corp.                                        269,340        632,949
#*  Diplomat Pharmacy, Inc.                              204,222      5,511,952
*   Emergent BioSolutions, Inc.                          109,152      5,325,526
#*  Endo International P.L.C.                          2,781,872     19,222,736
#   Ensign Group, Inc. (The)                              48,398      1,114,606
#*  Envision Healthcare Corp.                            420,735     15,142,253

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Exactech, Inc.                                         256,876 $ 12,869,488
*   Five Star Senior Living, Inc.                          246,771      357,818
*   FONAR Corp.                                             14,071      345,443
#*  Halyard Health, Inc.                                   932,434   45,512,104
#*  Hanger, Inc.                                           262,823    4,173,629
*   Harvard Bioscience, Inc.                               222,010    1,043,447
#*  Impax Laboratories, Inc.                               803,358   15,625,313
*   Integer Holdings Corp.                                 881,573   44,210,886
#   Invacare Corp.                                         526,432    9,686,349
    Kewaunee Scientific Corp.                               70,151    2,034,379
*   LHC Group, Inc.                                        174,060   10,930,968
#*  LifePoint Health, Inc.                               1,220,067   60,332,313
#*  LivaNova P.L.C.                                        365,131   31,236,957
#   Luminex Corp.                                           34,431      695,162
*   Magellan Health, Inc.                                  728,658   72,574,337
#*  Mallinckrodt P.L.C.                                  1,484,437   26,808,932
*   Micron Solutions, Inc.                                   2,937       10,280
#*  Misonix, Inc.                                          121,706    1,077,098
#*  Molina Healthcare, Inc.                                 43,537    3,977,540
#*  Myriad Genetics, Inc.                                1,261,050   46,507,524
    National HealthCare Corp.                              107,825    6,725,045
#   Owens & Minor, Inc.                                    969,273   20,412,889
#*  PDL BioPharma, Inc.                                  3,235,585    8,930,215
#*  Pfenex, Inc.                                           104,572      349,270
#*  Providence Service Corp. (The)                          77,371    4,977,276
#*  Quorum Health Corp.                                    176,667    1,090,035
#*  RTI Surgical, Inc.                                     931,412    4,191,354
#*  Select Medical Holdings Corp.                        2,340,551   41,427,753
#*  Spectrum Pharmaceuticals, Inc.                          37,545      808,719
#*  Surgery Partners, Inc.                                  41,198      640,629
#*  Syneos Health, Inc.                                     14,885      570,840
*   Triple-S Management Corp. Class B                      725,967   16,682,722
                                                                   ------------
Total Health Care                                                   761,409,243
                                                                   ------------
Industrials -- (15.4%)
#   AAR Corp.                                            1,022,355   41,374,707
*   ACCO Brands Corp.                                    3,356,739   39,777,357
    Acme United Corp.                                        4,447      107,840
#*  Aegion Corp.                                           994,130   24,932,780
*   AeroCentury Corp.                                       31,474      496,502
#   Air Lease Corp.                                        730,297   35,507,040
*   Air Transport Services Group, Inc.                     515,068   12,804,591
#   Aircastle, Ltd.                                      2,695,728   63,673,095
    Alamo Group, Inc.                                      236,663   27,223,345
*   Alpha PRO Tech, Ltd.                                    81,726      310,559
*   Ameresco, Inc. Class A                                 238,553    2,075,411
#   American Railcar Industries, Inc.                      444,443   17,431,054
*   AMREP Corp.                                              7,729       58,663
    ArcBest Corp.                                          801,468   28,492,187
*   Armstrong Flooring, Inc.                               568,103    8,799,916
#*  Arotech Corp.                                          431,193    1,573,854
#   Astec Industries, Inc.                                 318,733   19,888,939

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc.                     795,837 $ 44,805,623
*   Avalon Holdings Corp. Class A                           45,187       98,056
    Barnes Group, Inc.                                   1,069,738   70,378,063
*   Beacon Roofing Supply, Inc.                            447,965   27,101,883
#*  BMC Stock Holdings, Inc.                               370,345    8,295,728
    Briggs & Stratton Corp.                              1,227,784   29,687,817
#*  Broadwind Energy, Inc.                                 206,324      509,620
*   CAI International, Inc.                                471,817   13,333,548
*   CBIZ, Inc.                                           1,328,096   21,913,584
#   CECO Environmental Corp.                               195,112      883,857
#   Celadon Group, Inc.                                    336,059    1,865,127
#   Cemtrex, Inc.                                           13,570       38,132
#*  Chart Industries, Inc.                                 256,249   12,702,263
    Chicago Rivet & Machine Co.                             29,001      927,742
#   CIRCOR International, Inc.                               2,074      109,964
#*  Civeo Corp.                                            529,617    1,853,660
    Columbus McKinnon Corp.                                336,420   13,776,399
    CompX International, Inc.                               67,191      923,876
#*  Continental Materials Corp.                             14,260      275,931
    Costamare, Inc.                                        706,085    4,603,674
*   Covenant Transportation Group, Inc. Class A            299,665    8,789,174
#*  CPI Aerostructures, Inc.                                27,236      242,400
    CRA International, Inc.                                196,685    9,132,085
*   CSW Industrials, Inc.                                   25,621    1,227,246
#   Cubic Corp.                                            481,974   27,978,591
    DMC Global, Inc.                                        87,156    1,995,872
*   Ducommun, Inc.                                         320,003    9,337,688
*   DXP Enterprises, Inc.                                   30,675    1,049,392
    Eastern Co. (The)                                       76,887    2,056,727
#*  Echo Global Logistics, Inc.                            514,410   15,020,772
    Ecology and Environment, Inc. Class A                   35,051      378,551
    EMCOR Group, Inc.                                       96,549    7,847,503
    Encore Wire Corp.                                      535,634   27,103,080
*   Engility Holdings, Inc.                                101,529    2,655,999
    Ennis, Inc.                                            722,667   14,381,073
    ESCO Technologies, Inc.                                496,116   30,337,493
    Essendant, Inc.                                        610,001    5,520,509
*   Esterline Technologies Corp.                         1,083,684   79,704,958
    Federal Signal Corp.                                   694,575   14,127,656
*   Franklin Covey Co.                                     145,597    4,193,194
    FreightCar America, Inc.                               324,372    5,053,716
*   FTI Consulting, Inc.                                 1,026,969   44,642,342
*   Fuel Tech, Inc.                                          4,130        4,708
#   GATX Corp.                                           1,464,631  104,193,849
*   Gencor Industries, Inc.                                174,670    2,934,456
#*  Gibraltar Industries, Inc.                             687,951   25,522,982
#*  Golden Ocean Group, Ltd.                                88,714      779,796
*   GP Strategies Corp.                                      9,103      227,120
    Graham Corp.                                            40,287      862,142
#   Granite Construction, Inc.                             407,556   27,179,910
#*  Great Lakes Dredge & Dock Corp.                      1,551,872    7,293,798
#   Greenbrier Cos., Inc. (The)                            646,093   32,401,564
#   Griffon Corp.                                        1,310,935   26,284,247

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Hardinge, Inc.                                          328,578 $ 6,196,981
    Heidrick & Struggles International, Inc.                348,280   9,194,592
*   Heritage-Crystal Clean, Inc.                            169,323   3,682,775
#*  Hertz Global Holdings, Inc.                           2,381,158  54,599,953
*   Hill International, Inc.                                  2,231      12,717
#*  Houston Wire & Cable Co.                                106,802     747,614
*   Hub Group, Inc. Class A                                 646,655  31,071,773
*   Hudson Global, Inc.                                     344,553     733,898
    Hurco Cos., Inc.                                        168,466   7,606,240
*   Huron Consulting Group, Inc.                            225,127   9,038,849
    Hyster-Yale Materials Handling, Inc.                    260,934  22,098,501
*   ICF International, Inc.                                 537,360  28,533,816
#*  IES Holdings, Inc.                                       46,846     819,805
*   InnerWorkings, Inc.                                     340,834   3,411,748
#*  Intersections, Inc.                                      78,131     182,827
    Kadant, Inc.                                            337,314  33,815,729
    Kelly Services, Inc. Class A                          1,044,101  29,558,499
#   Kelly Services, Inc. Class B                                567      16,610
*   Key Technology, Inc.                                     10,099     268,835
#*  Kirby Corp.                                             339,073  25,396,568
*   KLX, Inc.                                             1,079,835  76,301,141
    Korn/Ferry International                              1,507,432  67,171,170
*   Lawson Products, Inc.                                   135,239   3,211,926
#*  Layne Christensen Co.                                   186,085   2,510,287
*   Limbach Holdings, Inc.                                  172,849   2,421,615
    LS Starrett Co. (The) Class A                           135,422   1,130,774
    LSI Industries, Inc.                                    375,831   2,984,098
*   Lydall, Inc.                                            132,023   6,310,699
#*  Manitex International, Inc.                              58,406     598,662
    Marten Transport, Ltd.                                1,405,071  32,597,647
*   Mastech Digital, Inc.                                    65,778     650,544
    Matson, Inc.                                            415,426  14,211,723
#   Maxar Technologies, Ltd.                                370,451  23,353,231
    McGrath RentCorp                                        423,421  20,239,524
    Miller Industries, Inc.                                 300,835   7,836,752
#   Mobile Mini, Inc.                                     1,278,405  48,387,629
*   Moog, Inc. Class A                                       76,149   6,857,979
*   MYR Group, Inc.                                         340,440  11,534,107
#   National Presto Industries, Inc.                          8,595     873,682
*   Navigant Consulting, Inc.                             1,403,800  28,805,976
#*  Nexeo Solutions, Inc.                                    29,529     278,459
*   NL Industries, Inc.                                     774,790  10,072,270
#   NN, Inc.                                                736,769  21,218,947
#*  Northwest Pipe Co.                                      194,019   3,686,361
*   Orion Group Holdings, Inc.                              726,856   5,465,957
*   PAM Transportation Services, Inc.                       103,381   3,877,821
    Park-Ohio Holdings Corp.                                160,682   6,692,405
*   Patriot Transportation Holding, Inc.                      2,456      46,664
#*  Performant Financial Corp.                               30,372      77,449
*   Perma-Pipe International Holdings, Inc.                 203,998   1,856,382
#   Powell Industries, Inc.                                 207,148   6,750,953
    Preformed Line Products Co.                              52,268   3,860,515
#   Quanex Building Products Corp.                          850,245  17,600,072

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  Radiant Logistics, Inc.                               91,585 $      440,524
    RCM Technologies, Inc.                               206,263      1,305,645
    Regal Beloit Corp.                                   747,268     58,212,177
    Resources Connection, Inc.                           430,214      7,033,999
#*  Revolution Lighting Technologies, Inc.                33,318        118,279
*   Roadrunner Transportation Systems, Inc.              683,453      3,806,833
    RPX Corp.                                          1,453,157     20,402,324
*   Rush Enterprises, Inc. Class A                       857,011     46,321,445
*   Rush Enterprises, Inc. Class B                       303,861     15,442,216
#*  Saia, Inc.                                           539,140     40,732,027
    Servotronics, Inc.                                    15,025        157,011
*   SIFCO Industries, Inc.                                65,552        429,366
    SkyWest, Inc.                                      1,604,820     89,468,715
    Spartan Motors, Inc.                                 703,699      9,429,567
*   Sparton Corp.                                        183,481      4,221,898
#*  Spirit Airlines, Inc.                                 41,991      1,768,661
*   SPX FLOW, Inc.                                        25,470      1,181,044
    Steelcase, Inc. Class A                              189,226      2,942,464
#*  Team, Inc.                                           578,502      9,834,534
#   Terex Corp.                                        1,179,858     55,476,923
    Tetra Tech, Inc.                                     371,749     18,475,925
#*  Textainer Group Holdings, Ltd.                        37,910        928,795
#*  Thermon Group Holdings, Inc.                          25,155        583,093
#   Titan International, Inc.                            734,020      9,769,806
*   Titan Machinery, Inc.                                162,976      3,502,354
*   Transcat, Inc.                                        58,439        911,648
*   TriMas Corp.                                         590,870     15,717,142
    Triton International, Ltd.                         1,196,210     46,173,706
#   Triumph Group, Inc.                                  506,049     14,751,328
*   TrueBlue, Inc.                                        46,780      1,279,433
#*  Tutor Perini Corp.                                 1,575,733     38,999,392
*   Twin Disc, Inc.                                       64,138      1,890,788
*   Ultralife Corp.                                      228,996      1,557,173
#   UniFirst Corp.                                       239,117     39,526,040
    Universal Forest Products, Inc.                    1,379,828     51,508,979
#*  USA Truck, Inc.                                      168,733      3,401,657
*   Vectrus, Inc.                                            255          7,752
#*  Veritiv Corp.                                        280,970      8,063,839
    Viad Corp.                                           440,272     25,007,450
    Virco Manufacturing Corp.                             47,331        222,456
#*  Volt Information Sciences, Inc.                      427,295      1,858,733
#   VSE Corp.                                             78,275      3,878,526
#   Wabash National Corp.                                802,896     20,738,804
#   Werner Enterprises, Inc.                           1,670,428     67,986,420
#*  Wesco Aircraft Holdings, Inc.                        715,183      5,113,558
*   WESCO International, Inc.                          1,576,414    107,432,614
*   Willis Lease Finance Corp.                           249,969      6,749,163
                                                                 --------------
Total Industrials                                                 2,690,296,957
                                                                 --------------
Information Technology -- (11.0%)
*   ADDvantage Technologies Group, Inc.                    4,523          6,694
    ADTRAN, Inc.                                          45,199        723,184

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Agilysys, Inc.                                         400,907 $  4,810,884
#*  Airgain, Inc.                                            2,740       26,797
*   Alpha & Omega Semiconductor, Ltd.                      677,530   11,375,729
*   Amkor Technology, Inc.                               3,937,886   39,615,133
#*  Amtech Systems, Inc.                                     5,800       58,174
*   Anixter International, Inc.                            251,699   21,067,206
    AstroNova, Inc.                                        167,910    2,249,994
#*  AutoWeb, Inc.                                           42,382      350,075
*   Aviat Networks, Inc.                                    10,701      173,998
    AVX Corp.                                            1,697,769   30,457,976
*   Aware, Inc.                                            655,871    2,984,213
*   AXT, Inc.                                              768,025    6,067,398
    Bel Fuse, Inc. Class A                                  13,612      261,759
    Bel Fuse, Inc. Class B                                 183,597    3,772,918
#   Belden, Inc.                                            38,897    3,297,299
*   Benchmark Electronics, Inc.                          1,761,669   51,000,318
#*  Blucora, Inc.                                        1,168,611   28,514,108
    Brooks Automation, Inc.                              1,480,189   41,297,273
*   BSQUARE Corp.                                           73,776      317,237
*   CACI International, Inc. Class A                       849,691  119,424,070
#*  Cardtronics P.L.C. Class A                              71,716    1,754,173
#*  Cars.com, Inc.                                          29,834      885,771
    CCUR Holdings, Inc.                                    160,981      920,811
#*  Ciena Corp.                                            635,296   13,519,099
    Cohu, Inc.                                             810,812   18,462,189
    Communications Systems, Inc.                            87,967      307,885
#*  comScore, Inc.                                          32,276      731,051
    Comtech Telecommunications Corp.                       658,356   14,240,240
#   Convergys Corp.                                      3,533,929   82,234,528
#*  Cray, Inc.                                             437,903   10,619,148
#*  Cree, Inc.                                           3,155,360  108,891,474
    CSP, Inc.                                              128,131    2,242,293
    CTS Corp.                                              981,257   26,984,568
#   Daktronics, Inc.                                        80,663      746,939
*   DHI Group, Inc.                                         43,088       77,558
*   Digi International, Inc.                               756,584    7,830,644
*   Diodes, Inc.                                           991,957   27,963,268
*   DSP Group, Inc.                                        523,009    6,851,418
*   Edgewater Technology, Inc.                             299,794    1,792,768
#*  Electro Scientific Industries, Inc.                     34,465      807,170
#*  Electronics for Imaging, Inc.                           99,149    2,899,117
*   ePlus, Inc.                                            367,093   28,339,580
#*  Fabrinet                                               229,829    5,702,058
#*  FARO Technologies, Inc.                                213,543   11,509,968
#*  Finisar Corp.                                          671,522   12,060,535
*   FormFactor, Inc.                                     1,091,506   15,663,111
*   Frequency Electronics, Inc.                            211,942    2,000,732
*   ID Systems, Inc.                                         5,050       37,421
#*  II-VI, Inc.                                            423,080   18,044,362
#*  Infinera Corp.                                         463,392    2,998,146
*   Insight Enterprises, Inc.                            1,098,126   40,762,437
*   Intelligent Systems Corp.                               27,446      135,446
*   inTEST Corp.                                             8,100       71,685

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Intevac, Inc.                                            4,100 $     27,880
*   IntriCon Corp.                                          29,403      554,247
#*  Kemet Corp.                                            494,686   10,071,807
*   Key Tronic Corp.                                       367,188    2,632,738
*   Kimball Electronics, Inc.                              798,917   14,779,965
#*  Knowles Corp.                                        1,332,139   20,301,798
*   Kulicke & Soffa Industries, Inc.                     2,045,534   47,067,737
#*  KVH Industries, Inc.                                   287,030    3,171,682
*   LGL Group, Inc. (The)                                   14,703       84,836
#   Littelfuse, Inc.                                        49,413   10,739,421
    ManTech International Corp. Class A                    772,031   40,199,654
#*  Meet Group, Inc.(The)                                1,218,639    3,363,444
    MKS Instruments, Inc.                                  503,826   51,541,400
#*  ModusLink Global Solutions, Inc.                        86,658      193,247
#   MTS Systems Corp.                                       27,733    1,437,956
#*  NeoPhotonics Corp.                                     492,577    2,763,357
#*  NETGEAR, Inc.                                          808,301   56,338,580
#*  Netscout Systems, Inc.                               1,869,695   53,286,308
    Network-1 Technologies, Inc.                            24,699       61,748
*   Optical Cable Corp.                                    169,845      399,136
#*  PAR Technology Corp.                                   171,963    1,478,882
    Park Electrochemical Corp.                              77,051    1,410,033
    PC Connection, Inc.                                    869,150   22,771,730
    PC-Tel, Inc.                                           580,334    4,155,191
#*  PCM, Inc.                                              203,216    1,798,462
#*  Perceptron, Inc.                                       201,179    2,096,285
*   Perficient, Inc.                                       291,909    5,654,277
#*  Photronics, Inc.                                     1,788,841   15,026,264
#*  Plexus Corp.                                           941,563   56,258,389
#*  Qualstar Corp.                                              34          323
*   QuinStreet, Inc.                                           949        8,854
*   Rambus, Inc.                                             3,215       40,605
#*  RealNetworks, Inc.                                     417,055    1,292,871
#   Reis, Inc.                                             191,708    3,977,941
    Relm Wireless Corp.                                    128,245      461,682
    RF Industries, Ltd.                                     47,174      146,239
*   Ribbon Communications, Inc.                            563,189    3,931,059
    Richardson Electronics, Ltd.                           331,288    2,686,746
#*  Rogers Corp.                                            41,528    6,842,984
*   Rubicon Project, Inc. (The)                            744,645    1,429,718
*   Rudolph Technologies, Inc.                             463,787   12,151,219
*   Sanmina Corp.                                        2,630,002   68,774,552
*   ScanSource, Inc.                                       681,356   23,302,375
*   Sigma Designs, Inc.                                    860,175    4,859,989
*   Sigmatron International, Inc.                           16,500      147,510
#*  StarTek, Inc.                                           83,710    1,046,375
#*  Stratasys, Ltd.                                        377,887    8,083,003
#*  Super Micro Computer, Inc.                             729,836   16,658,507
*   Sykes Enterprises, Inc.                                997,617   30,946,079
#*  Synaptics, Inc.                                        273,741   11,863,935
#*  Synchronoss Technologies, Inc.                         531,903    4,276,500
    SYNNEX Corp.                                           398,550   48,914,042
#*  Tech Data Corp.                                      1,094,971  109,792,742

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    Tessco Technologies, Inc.                            103,467 $    2,271,101
    TiVo Corp.                                         2,303,809     32,138,136
*   Trio Tech International                               43,033        280,145
    TSR, Inc.                                              1,145          7,500
#*  TTM Technologies, Inc.                             2,999,279     49,458,111
#*  Ultra Clean Holdings, Inc.                           273,007      5,921,522
#*  VASCO Data Security International, Inc.               19,696        283,622
#*  Veeco Instruments, Inc.                              235,143      3,915,131
#*  Virtusa Corp.                                        362,521     16,175,687
#   Vishay Intertechnology, Inc.                       4,923,147    108,063,077
*   Vishay Precision Group, Inc.                         376,223     10,308,510
*   Wireless Telecom Group, Inc.                         112,088        251,077
*   Xcerra Corp.                                         677,303      6,759,484
*   Xplore Technologies Corp.                             10,421         28,762
    YuMe, Inc.                                            90,637        331,731
*   Zynga, Inc. Class A                               13,229,482     47,361,546
                                                                 --------------
Total Information Technology                                      1,910,797,476
                                                                 --------------
Materials -- (5.3%)
    A Schulman, Inc.                                      42,228      1,646,892
#*  AgroFresh Solutions, Inc.                             38,477        290,117
*   American Biltrite, Inc.                                  110         52,800
    American Vanguard Corp.                              802,467     16,972,177
    Ampco-Pittsburgh Corp.                                45,516        619,018
#   Boise Cascade Co.                                    930,987     41,382,372
#   Calgon Carbon Corp.                                  560,986     11,977,051
#   Carpenter Technology Corp.                         1,553,506     79,850,208
#*  Century Aluminum Co.                               2,284,132     50,821,937
#*  Clearwater Paper Corp.                               320,313     15,070,727
#*  Coeur Mining, Inc.                                 3,326,619     26,746,017
#   Commercial Metals Co.                              4,169,164    100,226,703
    Core Molding Technologies, Inc.                      198,382      4,126,346
    Domtar Corp.                                       2,233,503    114,712,714
#   Ferroglobe P.L.C.                                    795,659     11,505,229
    Friedman Industries, Inc.                            182,776      1,007,096
    FutureFuel Corp.                                     463,729      6,213,969
#   Gold Resource Corp.                                  135,255        611,353
#   Greif, Inc. Class A                                  638,510     37,748,711
    Hawkins, Inc.                                         12,240        432,072
#   Haynes International, Inc.                           330,985     11,849,263
#   Hecla Mining Co.                                  13,352,521     51,273,681
    Innospec, Inc.                                        60,393      4,336,217
#*  Intrepid Potash, Inc.                                 91,044        354,161
#   Kaiser Aluminum Corp.                                134,174     14,791,342
#   KapStone Paper and Packaging Corp.                   524,694     18,175,400
*   Kraton Corp.                                         803,896     40,403,813
#   Kronos Worldwide, Inc.                                11,358        311,777
#*  LSB Industries, Inc.                                 476,235      4,043,235
    Materion Corp.                                       509,520     25,323,144
    Mercer International, Inc.                         1,181,200     17,363,640
    Minerals Technologies, Inc.                           92,036      6,916,505
    Northern Technologies International Corp.              2,032         47,549

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Olympic Steel, Inc.                                    304,555 $  7,099,177
#   PH Glatfelter Co.                                    1,175,712   27,464,632
#*  Platform Specialty Products Corp.                    3,788,065   44,358,241
*   Resolute Forest Products, Inc.                       1,270,019   14,605,218
#   Schnitzer Steel Industries, Inc. Class A               473,160   16,182,072
    Stepan Co.                                              10,463      820,508
*   SunCoke Energy, Inc.                                 1,478,263   16,408,719
    Synalloy Corp.                                          49,471      672,806
#*  Trecora Resources                                       27,083      360,204
#   Tredegar Corp.                                       1,120,298   20,557,468
#   Tronox, Ltd. Class A                                 1,816,138   35,650,789
#*  UFP Technologies, Inc.                                  61,889    1,804,064
    United States Lime & Minerals, Inc.                      3,266      250,666
*   Universal Stainless & Alloy Products, Inc.             173,175    4,462,720
#*  Verso Corp. Class A                                    315,188    5,061,919
*   Webco Industries, Inc.                                   8,863      797,670
                                                                   ------------
Total Materials                                                     913,760,109
                                                                   ------------
Real Estate -- (0.2%)
#   Alexander & Baldwin, Inc.                              436,771   11,583,167
#*  Altisource Asset Management Corp.                       10,428      725,789
#   Consolidated-Tomoka Land Co.                            10,791      714,040
#*  Forestar Group, Inc.                                    18,593      453,669
    Griffin Industrial Realty, Inc.                         20,682      767,302
    RE/MAX Holdings, Inc. Class A                           92,842    4,581,753
#   Realogy Holdings Corp.                                 562,818   15,483,123
    Stratus Properties, Inc.                               120,172    3,677,263
#*  Tejon Ranch Co.                                         74,186    1,617,997
#*  Trinity Place Holdings, Inc.                           241,996    1,635,893
                                                                   ------------
Total Real Estate                                                    41,239,996
                                                                   ------------
Telecommunication Services -- (0.9%)
*   Alaska Communications Systems Group, Inc.              374,580      869,026
#   ATN International, Inc.                                336,006   19,945,316
#   Consolidated Communications Holdings, Inc.             405,315    5,046,172
*   General Communication, Inc. Class A                     97,150    4,073,499
*   Hawaiian Telcom Holdco, Inc.                            88,522    2,539,696
#   IDT Corp. Class B                                       44,872      487,759
#*  Iridium Communications, Inc.                         1,424,615   18,092,610
    Spok Holdings, Inc.                                    520,959    8,126,960
    Telephone & Data Systems, Inc.                       2,950,813   80,940,801
#*  United States Cellular Corp.                           402,227   14,628,996
#   Windstream Holdings, Inc.                                7,080       11,682
                                                                   ------------
Total Telecommunication Services                                    154,762,517
                                                                   ------------
Utilities -- (0.0%)
#   Consolidated Water Co., Ltd.                           156,810    2,101,254
#   TerraForm Power, Inc. Class A                          173,390    1,889,951

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
*           U.S. Geothermal, Inc.                        12,607 $        67,825
                                                                ---------------
Total Utilities                                                       4,059,030
                                                                ---------------
TOTAL COMMON STOCKS                                              15,287,576,287
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value
              Rights                                    564,216          56,422
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      15,287,632,709
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S.
              Government Money Market Fund, 1.250%  144,475,127     144,475,127
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@        DFA Short Term Investment Fund          171,684,273   1,986,558,726
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $12,964,994,097)^^          $17,418,666,562
                                                                ===============

At January 31, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)       910     03/16/18  $121,172,640 $128,573,900   $7,401,260
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                        $121,172,640 $128,573,900   $7,401,260
                                               ============ ============   ==========

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,455,558,314 $      413,365   --    $ 2,455,971,679
   Consumer Staples                 695,371,392             --   --        695,371,392
   Energy                         1,584,048,471             --   --      1,584,048,471
   Financials                     4,075,499,220        360,197   --      4,075,859,417
   Health Care                      761,409,243             --   --        761,409,243
   Industrials                    2,690,296,957             --   --      2,690,296,957
   Information Technology         1,910,797,476             --   --      1,910,797,476
   Materials                        913,760,109             --   --        913,760,109
   Real Estate                       41,239,996             --   --         41,239,996
   Telecommunication Services       154,762,517             --   --        154,762,517
   Utilities                          4,059,030             --   --          4,059,030
Rights/Warrants                              --         56,422   --             56,422
Temporary Cash Investments          144,475,127             --   --        144,475,127
Securities Lending Collateral                --  1,986,558,726   --      1,986,558,726
Futures Contracts**                   7,401,260             --   --          7,401,260
                                --------------- --------------   --    ---------------
TOTAL                           $15,438,679,112 $1,987,388,710   --    $17,426,067,822
                                =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMON STOCKS -- (92.3%)

Consumer Discretionary -- (14.8%)
*   1-800-Flowers.com, Inc. Class A                        69,697 $    726,591
    A.H. Belo Corp. Class A                                34,418      168,648
    Aaron's, Inc.                                         144,706    5,917,028
    Abercrombie & Fitch Co. Class A                       199,566    4,133,012
#   Adient P.L.C.                                         123,337    7,992,238
#*  Adtalem Global Education, Inc.                        138,523    6,372,058
#   Advance Auto Parts, Inc.                               68,881    8,058,388
*   Amazon.com, Inc.                                      305,939  443,883,836
#   AMC Entertainment Holdings, Inc. Class A               67,495      863,936
#*  AMC Networks, Inc. Class A                            101,839    5,253,874
    AMCON Distributing Co.                                    247       21,736
#*  America's Car-Mart, Inc.                               19,745      910,244
#*  American Axle & Manufacturing Holdings, Inc.          255,327    4,506,522
    American Eagle Outfitters, Inc.                       440,461    7,928,298
#*  American Outdoor Brands Corp.                         109,691    1,308,614
*   American Public Education, Inc.                        40,026    1,016,660
    Aptiv P.L.C.                                          183,923   17,450,614
    Aramark                                               300,833   13,781,160
    Ark Restaurants Corp.                                   2,510       64,005
*   Asbury Automotive Group, Inc.                          61,535    4,470,518
#*  Ascena Retail Group, Inc.                             412,070      890,071
#*  Ascent Capital Group, Inc. Class A                     18,044      170,155
#*  At Home Group, Inc.                                    47,600    1,507,968
#   Autoliv, Inc.                                         111,526   16,975,372
#*  AutoNation, Inc.                                      221,733   13,352,761
#*  AutoZone, Inc.                                         14,617   11,188,436
#*  AV Homes, Inc.                                         12,507      211,368
*   Ballantyne Strong, Inc.                                11,877       54,040
*   Barnes & Noble Education, Inc.                         92,605      615,823
#   Barnes & Noble, Inc.                                  145,148      682,196
    Bassett Furniture Industries, Inc.                     13,106      444,949
    BBX Capital Corp.                                       1,495       13,619
#   Beasley Broadcast Group, Inc. Class A                   8,639      108,419
#*  Beazer Homes USA, Inc.                                 68,898    1,277,369
#   Bed Bath & Beyond, Inc.                               271,565    6,267,720
*   Belmond, Ltd. Class A                                 223,034    2,877,139
    Best Buy Co., Inc.                                    648,225   47,359,318
#   Big 5 Sporting Goods Corp.                             38,061      215,045
#   Big Lots, Inc.                                        124,716    7,580,238
*   Biglari Holdings, Inc.                                    292      120,505
    BJ's Restaurants, Inc.                                 51,628    1,948,957
    Bloomin' Brands, Inc.                                 238,326    5,250,322
#*  Bojangles', Inc.                                       20,569      251,970
#*  Boot Barn Holdings, Inc.                               51,752      907,213
    BorgWarner, Inc.                                      284,842   16,025,211
    Bowl America, Inc. Class A                              1,576       24,428
#   Boyd Gaming Corp.                                      37,566    1,482,730
#*  Bravo Brio Restaurant Group, Inc.                      27,568       94,420
#*  Bridgepoint Education, Inc.                            67,684      523,197
*   Bright Horizons Family Solutions, Inc.                112,419   11,039,546
#   Brinker International, Inc.                            98,293    3,571,968

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Brunswick Corp.                                        186,795 $ 11,726,990
#   Buckle, Inc. (The)                                      23,083      462,814
*   Buffalo Wild Wings, Inc.                                40,857    6,414,549
#*  Build-A-Bear Workshop, Inc.                             37,992      326,731
*   Burlington Stores, Inc.                                 71,294    8,677,193
#   Cable One, Inc.                                         14,179   10,010,799
*   Caesars Entertainment Corp.                            115,669    1,613,583
    CalAtlantic Group, Inc.                                243,305   13,656,710
    Caleres, Inc.                                           89,527    2,653,580
    Callaway Golf Co.                                      206,123    3,044,437
*   Cambium Learning Group, Inc.                            63,961      449,006
    Capella Education Co.                                   25,866    2,057,640
*   Career Education Corp.                                 170,116    2,109,438
#*  CarMax, Inc.                                           205,886   14,694,084
    Carnival Corp.                                         196,669   14,083,467
#   Carriage Services, Inc.                                 41,320    1,100,352
#*  Carrols Restaurant Group, Inc.                          80,747    1,005,300
#   Carter's, Inc.                                         122,942   14,789,923
#   Cato Corp. (The) Class A                                45,681      542,690
*   Cavco Industries, Inc.                                  14,281    2,187,135
#   CBS Corp. Class B                                      236,631   13,632,312
    CBS Corp. Class A                                        9,684      558,089
#*  Central European Media Enterprises, Ltd. Class A        30,475      144,756
*   Century Communities, Inc.                               50,838    1,606,481
*   Charter Communications, Inc. Class A                   153,953   58,078,769
#   Cheesecake Factory, Inc. (The)                         111,841    5,501,459
*   Cherokee, Inc.                                           7,301       11,317
    Chico's FAS, Inc.                                      305,586    2,906,123
#   Children's Place, Inc. (The)                            46,632    6,985,474
#*  Chipotle Mexican Grill, Inc.                            16,056    5,214,347
    Choice Hotels International, Inc.                       95,425    7,839,164
#*  Christopher & Banks Corp.                               36,826       46,769
    Churchill Downs, Inc.                                    3,796      983,164
*   Chuy's Holdings, Inc.                                   28,968      767,652
#   Cinemark Holdings, Inc.                                255,575    9,405,160
    Citi Trends, Inc.                                       33,816      795,014
#*  Clarus Corp.                                            18,383      136,953
    Clear Channel Outdoor Holdings, Inc. Class A            55,541      269,374
    Collectors Universe, Inc.                               11,724      324,989
#   Columbia Sportswear Co.                                122,078    9,115,564
    Comcast Corp. Class A                                4,173,235  177,487,685
#*  Conn's, Inc.                                            29,186      971,894
#   Cooper Tire & Rubber Co.                               122,885    4,804,803
*   Cooper-Standard Holdings, Inc.                          43,905    5,470,124
#   Core-Mark Holding Co., Inc.                             84,667    1,870,294
#   Cracker Barrel Old Country Store, Inc.                  63,959   11,287,484
*   Crocs, Inc.                                            134,639    1,818,973
    Crown Crafts, Inc.                                       9,025       64,078
#   CSS Industries, Inc.                                     6,218      162,663
    Culp, Inc.                                              27,347      869,635
    Dana, Inc.                                             380,209   12,543,095
#   Darden Restaurants, Inc.                               130,879   12,544,752
#*  Dave & Buster's Entertainment, Inc.                     98,933    4,649,851

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Deckers Outdoor Corp.                                    63,998 $ 5,485,269
*   Del Frisco's Restaurant Group, Inc.                      39,442     690,235
*   Del Taco Restaurants, Inc.                               79,720   1,010,052
*   Delphi Technologies P.L.C.                               61,307   3,385,986
*   Delta Apparel, Inc.                                       6,441     120,189
*   Denny's Corp.                                           137,016   2,053,870
#*  Destination Maternity Corp.                              10,940      27,897
#*  Destination XL Group, Inc.                               56,418     146,687
#   Dick's Sporting Goods, Inc.                             171,581   5,397,938
#   Dillard's, Inc. Class A                                  74,845   5,056,528
#   DineEquity, Inc.                                         47,408   2,625,455
#*  Discovery Communications, Inc. Class A                  280,386   7,029,277
*   Discovery Communications, Inc. Class B                    1,400      46,760
#*  Discovery Communications, Inc. Class C                  376,739   8,988,993
#*  DISH Network Corp. Class A                              151,631   7,111,494
*   Dixie Group, Inc. (The)                                   9,189      32,162
    Dollar General Corp.                                    260,085  26,819,965
*   Dollar Tree, Inc.                                       385,889  44,377,235
#   Domino's Pizza, Inc.                                     45,009   9,760,202
*   Dorman Products, Inc.                                    71,910   5,424,890
    Dover Motorsports, Inc.                                   3,182       6,364
    DR Horton, Inc.                                         382,978  18,785,071
#   Drive Shack, Inc.                                        92,336     478,300
#   DSW, Inc. Class A                                       166,601   3,337,018
#*  Duluth Holdings, Inc. Class B                             5,670      99,849
#   Dunkin' Brands Group, Inc.                              150,683   9,741,656
#   Educational Development Corp.                             1,932      41,731
*   El Pollo Loco Holdings, Inc.                              3,100      31,155
#*  Eldorado Resorts, Inc.                                   38,221   1,320,536
#*  Emerson Radio Corp.                                      14,810      20,290
    Entercom Communications Corp. Class A                   180,118   1,990,304
    Entravision Communications Corp. Class A                149,615   1,039,824
    Escalade, Inc.                                            9,623     123,656
#   Ethan Allen Interiors, Inc.                              64,352   1,599,147
*   EVINE Live, Inc.                                         36,640      44,701
#*  EW Scripps Co. (The) Class A                            124,552   1,994,078
#   Expedia, Inc.                                           102,562  13,128,962
#*  Express, Inc.                                           165,815   1,157,389
    Extended Stay America, Inc.                             480,766   9,725,896
#*  Famous Dave's of America, Inc.                            4,605      28,091
#*  Fiesta Restaurant Group, Inc.                            53,144   1,020,365
#   Finish Line, Inc. (The) Class A                          85,507     968,794
#*  Five Below, Inc.                                         92,108   5,980,572
    Flanigan's Enterprises, Inc.                                300       7,170
    Flexsteel Industries, Inc.                                8,385     361,226
    Foot Locker, Inc.                                       153,780   7,558,287
    Ford Motor Co.                                        3,165,431  34,724,778
#*  Fossil Group, Inc.                                       87,105     693,356
#*  Fox Factory Holding Corp.                                74,519   2,857,804
*   Francesca's Holdings Corp.                              109,220     636,753
#   Fred's, Inc. Class A                                     70,219     232,425
*   FTD Cos., Inc.                                           32,986     193,298
*   Full House Resorts, Inc.                                  1,684       5,658

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
*          G-III Apparel Group, Ltd.                       126,194 $  4,713,346
*          Gaia, Inc.                                        8,400      100,380
#          GameStop Corp. Class A                          219,873    3,696,065
           Gannett Co., Inc.                               249,523    2,944,371
#          Gap, Inc. (The)                                 704,361   23,412,960
           Garmin, Ltd.                                    174,030   10,953,448
           General Motors Co.                            1,146,850   48,637,908
#*         Genesco, Inc.                                    40,816    1,422,438
           Gentex Corp.                                    623,726   14,769,832
*          Gentherm, Inc.                                   78,012    2,496,384
           Genuine Parts Co.                               166,390   17,316,207
#          Goodyear Tire & Rubber Co. (The)                476,696   16,598,555
#*         GoPro, Inc. Class A                             153,221      838,119
           Graham Holdings Co. Class B                       6,841    4,066,632
#*         Grand Canyon Education, Inc.                     98,981    9,204,243
*          Gray Television, Inc.                           196,543    3,213,478
*          Gray Television, Inc. Class A                       600        8,400
#*         Green Brick Partners, Inc.                          767        8,590
           Group 1 Automotive, Inc.                         43,593    3,419,871
#*         Groupon, Inc.                                   809,742    4,283,535
#          Guess?, Inc.                                    187,851    3,450,823
#          H&R Block, Inc.                                 352,631    9,358,827
#*         Habit Restaurants, Inc. (The) Class A             6,900       60,375
#          Hamilton Beach Brands Holding Co. Class A        17,347      445,991
(degrees)  Hamilton Beach Brands Holding Co. Class B         3,727       95,821
#          Hanesbrands, Inc.                               384,271    8,346,366
#          Harley-Davidson, Inc.                           231,402   11,213,741
*          Harte-Hanks, Inc.                                96,471       81,180
#          Hasbro, Inc.                                     90,479    8,556,599
           Haverty Furniture Cos., Inc.                     37,702      840,755
           Haverty Furniture Cos., Inc. Class A              1,608       35,939
#*         Helen of Troy, Ltd.                              48,084    4,479,025
#*         Hibbett Sports, Inc.                             42,864      968,726
*          Hilton Grand Vacations, Inc.                    135,352    6,086,779
           Hilton Worldwide Holdings, Inc.                 211,231   18,091,935
           Home Depot, Inc. (The)                          872,213  175,227,592
           Hooker Furniture Corp.                           22,847      848,766
#*         Horizon Global Corp.                             42,715      360,942
*          Houghton Mifflin Harcourt Co.                   256,780    2,156,952
#*         Hovnanian Enterprises, Inc. Class A              85,170      172,895
*          Hyatt Hotels Corp. Class A                       54,158    4,403,045
#*         Iconix Brand Group, Inc.                        115,013      143,766
           ILG, Inc.                                       242,959    7,631,342
*          IMAX Corp.                                      104,108    2,066,544
#*         Installed Building Products, Inc.                51,012    3,670,313
           International Game Technology P.L.C.             57,160    1,661,641
#          Interpublic Group of Cos., Inc. (The)           469,478   10,276,873
#*         iRobot Corp.                                     40,387    3,584,346
*          J Alexander's Holdings, Inc.                     17,223      166,202
           Jack in the Box, Inc.                            57,377    5,220,733
#*         JAKKS Pacific, Inc.                              12,915       32,933
#*         Jamba, Inc.                                      17,844      139,183
#*         JC Penney Co., Inc.                             553,231    2,052,487

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
            John Wiley & Sons, Inc. Class A                 100,171 $ 6,350,841
            John Wiley & Sons, Inc. Class B                   4,638     296,832
            Johnson Outdoors, Inc. Class A                   16,073     968,720
*           K12, Inc.                                        86,511   1,500,966
#           KB Home                                          62,897   1,982,513
*           Kirkland's, Inc.                                 38,973     413,504
#           Kohl's Corp.                                    334,299  21,652,546
#*          Kona Grill, Inc.                                  4,321       7,346
*           Koss Corp.                                        1,533       3,066
#           L Brands, Inc.                                  127,557   6,389,330
*           La Quinta Holdings, Inc.                        251,959   5,021,543
            La-Z-Boy, Inc.                                  101,825   3,070,024
*           Lakeland Industries, Inc.                        13,493     190,251
#*          Lands' End, Inc.                                 22,424     376,723
            Las Vegas Sands Corp.                           292,372  22,664,677
(degrees)*  Lazare Kaplan International, Inc.                 1,600         225
#           LCI Industries                                   51,147   5,638,957
            Lear Corp.                                      136,941  26,448,785
#*          Lee Enterprises, Inc.                            20,446      53,160
#           Leggett & Platt, Inc.                           163,656   7,611,641
#           Lennar Corp. Class A                            198,214  12,420,089
            Lennar Corp. Class B                             21,795   1,103,699
#           Libbey, Inc.                                     57,764     408,391
#*          Liberty Broadband Corp. Class A                  27,393   2,592,474
#*          Liberty Broadband Corp. Class C                  95,289   9,104,864
*           Liberty Expedia Holdings, Inc. Class A           53,868   2,525,871
*           Liberty Interactive Corp., QVC Group Class A    611,120  17,166,361
*           Liberty Interactive Corp., QVC Group Class B      1,148      32,133
#*          Liberty Media Corp.-Liberty Braves Class A        5,907     139,405
*           Liberty Media Corp.-Liberty Braves Class B          239       5,841
#*          Liberty Media Corp.-Liberty Braves Class C       12,726     299,188
#*          Liberty Media Corp.-Liberty Formula One Class A  14,769     526,958
#*          Liberty Media Corp.-Liberty Formula One Class C  31,815   1,199,107
*           Liberty Media Corp.-Liberty SiriusXM Class A     59,077   2,659,056
*           Liberty Media Corp.-Liberty SiriusXM Class B      2,392     111,479
*           Liberty Media Corp.-Liberty SiriusXM Class C    127,261   5,702,565
            Liberty Tax, Inc.                                 1,211      12,473
*           Liberty TripAdvisor Holdings, Inc. Class A      147,874   1,301,291
*           Liberty TripAdvisor Holdings, Inc. Class B          694       7,131
#*          Liberty Ventures Series A                       128,594   7,578,044
            Lifetime Brands, Inc.                            11,349     198,040
*           Lincoln Educational Services Corp.                9,108      17,032
#*          Lions Gate Entertainment Corp. Class A          126,755   4,289,389
#*          Lions Gate Entertainment Corp. Class B          193,714   6,198,848
#           Lithia Motors, Inc. Class A                      58,239   7,277,545
*           Live Nation Entertainment, Inc.                 270,856  12,204,771
*           LKQ Corp.                                       387,004  16,265,778
            Lowe's Cos., Inc.                               581,312  60,880,806
#*          Luby's, Inc.                                     41,043     125,592
*           Lululemon Athletica, Inc.                       112,055   8,763,822
#*          Lumber Liquidators Holdings, Inc.                22,193     620,072
*           M/I Homes, Inc.                                  45,749   1,479,523
#           Macy's, Inc.                                    700,242  18,171,280

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Madison Square Garden Co. (The) Class A                  34,901 $ 7,533,032
#*  Malibu Boats, Inc. Class A                               42,197   1,403,472
    Marcus Corp. (The)                                       20,307     527,982
#   Marine Products Corp.                                    11,488     167,725
#*  MarineMax, Inc.                                          64,394   1,477,842
    Marriott International, Inc. Class A                    209,876  30,923,130
    Marriott Vacations Worldwide Corp.                       59,516   9,066,072
#   Mattel, Inc.                                            215,877   3,419,492
*   MCBC Holdings, Inc.                                       9,467     228,817
#*  McClatchy Co. (The) Class A                               6,581      60,216
    McDonald's Corp.                                        529,832  90,675,448
#   MDC Holdings, Inc.                                      123,598   4,166,489
#   Meredith Corp.                                           94,026   6,218,880
*   Meritage Homes Corp.                                     85,142   4,039,988
    MGM Resorts International                               434,678  15,844,013
*   Michael Kors Holdings, Ltd.                             222,303  14,671,998
#*  Michaels Cos., Inc. (The)                               292,796   7,867,429
*   Modine Manufacturing Co.                                107,315   2,505,805
*   Mohawk Industries, Inc.                                 107,857  30,314,288
*   Monarch Casino & Resort, Inc.                             6,425     292,723
#   Monro, Inc.                                              70,252   3,969,238
#*  Motorcar Parts of America, Inc.                          40,000   1,088,800
    Movado Group, Inc.                                       25,811     789,817
#*  MSG Networks, Inc. Class A                              123,281   2,958,744
#*  Murphy USA, Inc.                                         90,948   7,758,774
    Nathan's Famous, Inc.                                     8,747     624,536
#   National CineMedia, Inc.                                 95,005     636,533
*   Nautilus, Inc.                                           69,651     895,015
*   Netflix, Inc.                                           148,285  40,081,435
*   Nevada Gold & Casinos, Inc.                                 700       1,876
*   New Home Co., Inc. (The)                                  5,300      62,805
    New Media Investment Group, Inc.                         15,463     261,325
#*  New York & Co., Inc.                                    127,002     396,246
#   New York Times Co. (The) Class A                        299,489   6,963,119
    Newell Brands, Inc.                                     134,472   3,555,440
    News Corp. Class A                                      308,913   5,285,501
    News Corp. Class B                                      149,743   2,613,015
#   Nexstar Media Group, Inc. Class A                       108,193   8,125,294
    NIKE, Inc. Class B                                      801,188  54,657,045
    Nobility Homes, Inc.                                      1,105      21,045
#   Nordstrom, Inc.                                         187,274   9,234,481
*   Norwegian Cruise Line Holdings, Ltd.                    310,485  18,858,859
#   Nutrisystem, Inc.                                        50,822   2,198,051
*   NVR, Inc.                                                 4,716  14,988,250
#*  O'Reilly Automotive, Inc.                                65,153  17,245,348
    Office Depot, Inc.                                    1,094,004   3,555,513
#*  Ollie's Bargain Outlet Holdings, Inc.                    78,341   4,351,843
#   Omnicom Group, Inc.                                     214,687  16,455,759
*   Overstock.com, Inc.                                      54,084   3,715,571
    Oxford Industries, Inc.                                  35,640   2,808,432
    P&F Industries, Inc. Class A                                504       3,780
#   Papa John's International, Inc.                          60,974   3,956,603
#*  Party City Holdco, Inc.                                  19,247     279,081

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Peak Resorts, Inc.                                       20,747 $   116,183
*   Penn National Gaming, Inc.                              113,225   3,613,010
#   Penske Automotive Group, Inc.                           181,403   9,467,423
*   Perry Ellis International, Inc.                          13,637     327,015
#   PetMed Express, Inc.                                     25,613   1,157,708
    PICO Holdings, Inc.                                      43,884     574,880
#   Pier 1 Imports, Inc.                                    171,660     569,911
*   Pinnacle Entertainment, Inc.                             60,863   1,965,266
#*  Planet Fitness, Inc. Class A                            152,435   5,146,206
#   Polaris Industries, Inc.                                142,717  16,128,448
#   Pool Corp.                                               62,397   8,438,570
#*  Potbelly Corp.                                           47,561     575,488
*   Priceline Group, Inc. (The)                              24,633  47,099,528
    PulteGroup, Inc.                                        353,730  11,259,226
    PVH Corp.                                                86,456  13,407,596
    QEP Co., Inc.                                               352      10,032
    Ralph Lauren Corp.                                       62,860   7,185,527
    RCI Hospitality Holdings, Inc.                            7,842     230,398
*   Reading International, Inc. Class A                      28,730     473,758
*   Red Lion Hotels Corp.                                    23,241     242,868
#*  Red Robin Gourmet Burgers, Inc.                          27,494   1,447,559
#   Red Rock Resorts, Inc. Class A                          127,807   4,438,737
#   Regal Entertainment Group Class A                       237,442   5,432,673
*   Regis Corp.                                              68,758   1,094,627
#   Rent-A-Center, Inc.                                      88,792     961,617
#*  RH                                                       58,951   5,540,804
#   Rocky Brands, Inc.                                        7,436     127,899
    Ross Stores, Inc.                                       268,071  22,086,370
    Royal Caribbean Cruises, Ltd.                           120,403  16,079,821
    Ruth's Hospitality Group, Inc.                          102,283   2,424,107
    Saga Communications, Inc. Class A                         1,544      61,142
    Salem Media Group, Inc.                                  29,144     135,520
#*  Sally Beauty Holdings, Inc.                             230,262   3,824,652
#   Scholastic Corp.                                         48,999   1,882,542
#*  Scientific Games Corp. Class A                          132,363   6,174,734
    Scripps Networks Interactive, Inc. Class A              118,608  10,436,318
#*  SeaWorld Entertainment, Inc.                            139,855   2,132,789
#*  Sequential Brands Group, Inc.                             2,521       4,084
#   Service Corp. International                             317,336  12,683,920
*   ServiceMaster Global Holdings, Inc.                     264,056  13,921,032
#*  Shake Shack, Inc. Class A                                 7,132     311,740
*   Shiloh Industries, Inc.                                  40,485     301,613
#   Shoe Carnival, Inc.                                      23,587     538,963
#*  Shutterfly, Inc.                                         68,732   4,684,086
#   Signet Jewelers, Ltd.                                   145,690   7,707,001
#   Sinclair Broadcast Group, Inc. Class A                  197,190   7,315,749
#   Sirius XM Holdings, Inc.                              1,300,290   7,944,772
#   Six Flags Entertainment Corp.                           147,192   9,944,292
*   Skechers U.S.A., Inc. Class A                           268,327  11,052,389
*   Skyline Corp.                                             4,311      95,230
#*  Sleep Number Corp.                                       98,868   3,721,392
#   Sonic Automotive, Inc. Class A                           76,409   1,646,614
#   Sonic Corp.                                              70,548   1,822,960

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Sotheby's                                                98,810 $ 5,213,216
    Speedway Motorsports, Inc.                               75,058   1,557,453
#*  Sportsman's Warehouse Holdings, Inc.                    118,509     600,841
#   Stage Stores, Inc.                                       63,240     105,611
#   Standard Motor Products, Inc.                            46,193   2,212,645
#   Starbucks Corp.                                       1,032,880  58,677,913
#   Stein Mart, Inc.                                        100,423      68,288
*   Steven Madden, Ltd.                                     124,661   5,759,338
*   Stoneridge, Inc.                                         70,564   1,717,528
    Strattec Security Corp.                                   4,362     168,155
#   Strayer Education, Inc.                                  25,244   2,334,565
#   Sturm Ruger & Co., Inc.                                  34,520   1,827,834
#   Superior Industries International, Inc.                  24,359     410,449
    Superior Uniform Group, Inc.                             24,286     572,178
*   Sypris Solutions, Inc.                                   12,624      17,421
#   Tailored Brands, Inc.                                    81,130   1,962,535
*   Tandy Leather Factory, Inc.                              14,264     104,840
    Tapestry, Inc.                                          338,748  15,934,706
#   Target Corp.                                            496,893  37,376,291
*   Taylor Morrison Home Corp. Class A                      172,852   4,395,626
    TEGNA, Inc.                                             469,266   6,790,279
#*  Tempur Sealy International, Inc.                        114,095   6,804,626
    Tenneco, Inc.                                           130,536   7,572,393
#*  Tesla, Inc.                                              28,930  10,250,188
    Texas Roadhouse, Inc.                                   132,920   7,805,062
    Thor Industries, Inc.                                   132,613  18,122,893
#   Tiffany & Co.                                           148,446  15,831,766
#   Tile Shop Holdings, Inc.                                 66,942     625,908
    Tilly's, Inc. Class A                                     9,547     142,441
    Time Warner, Inc.                                       482,981  46,052,238
    TJX Cos., Inc. (The)                                    448,771  36,045,287
    Toll Brothers, Inc.                                     252,399  11,756,745
*   TopBuild Corp.                                           59,466   4,551,528
    Tower International, Inc.                                54,818   1,655,504
*   Town Sports International Holdings, Inc.                 17,552     103,557
    Tractor Supply Co.                                      188,865  14,400,956
*   Trans World Entertainment Corp.                             200         350
#*  TRI Pointe Group, Inc.                                  250,934   4,092,734
    Tribune Media Co. Class A                                 3,527     150,215
#*  TripAdvisor, Inc.                                       111,743   3,874,130
*   tronc, Inc.                                               2,934      59,854
#*  Tuesday Morning Corp.                                    36,500     105,850
    Tupperware Brands Corp.                                  91,580   5,289,661
    Twenty-First Century Fox, Inc. Class A                  628,795  23,202,535
    Twenty-First Century Fox, Inc. Class B                  309,746  11,302,632
#*  Ulta Salon Cosmetics & Fragrance, Inc.                   56,616  12,574,414
#*  Under Armour, Inc. Class A                              182,531   2,529,880
#*  Under Armour, Inc. Class C                              218,553   2,808,406
*   Unifi, Inc.                                              25,470     906,987
    Unique Fabricating, Inc.                                    872       6,802
#*  Universal Electronics, Inc.                              25,224   1,162,826
*   Universal Technical Institute, Inc.                      23,794      66,147
#*  Urban One, Inc.                                          16,485      30,497

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
*   Urban Outfitters, Inc.                               267,944 $    9,139,570
*   US Auto Parts Network, Inc.                           32,252         79,017
    Vail Resorts, Inc.                                    49,113     10,734,137
#*  Vera Bradley, Inc.                                   100,015        929,139
    VF Corp.                                             155,270     12,598,608
#   Viacom, Inc. Class A                                  15,801        615,449
    Viacom, Inc. Class B                                 591,086     19,754,094
#*  Vista Outdoor, Inc.                                  147,646      2,236,837
*   Visteon Corp.                                         77,200     10,042,176
#*  Vitamin Shoppe, Inc.                                  50,468        214,489
#*  VOXX International Corp.                              42,650        253,768
    Walt Disney Co. (The)                                966,747    105,056,396
#*  Wayfair, Inc. Class A                                 33,460      3,078,655
#*  Weight Watchers International, Inc.                  109,411      7,034,033
#   Wendy's Co. (The)                                    736,689     11,919,628
    Weyco Group, Inc.                                      6,018        186,438
    Whirlpool Corp.                                      129,777     23,544,143
#*  William Lyon Homes Class A                            43,343      1,176,762
#   Williams-Sonoma, Inc.                                225,120     11,532,898
#   Wingstop, Inc.                                        51,536      2,492,281
    Winmark Corp.                                          6,461        865,774
#   Winnebago Industries, Inc.                            69,139      3,142,368
    Wolverine World Wide, Inc.                           179,001      5,876,603
#   World Wrestling Entertainment, Inc. Class A           63,212      2,234,544
    Wyndham Worldwide Corp.                              125,417     15,568,012
#   Wynn Resorts, Ltd.                                    89,789     14,868,161
    Yum! Brands, Inc.                                    230,851     19,527,686
*   ZAGG, Inc.                                            63,757      1,064,742
#*  Zumiez, Inc.                                          50,773      1,053,540
                                                                 --------------
Total Consumer Discretionary                                      3,650,206,966
                                                                 --------------
Consumer Staples -- (6.4%)
#   Alico, Inc.                                            9,864        265,342
*   Alliance One International, Inc.                      17,951        236,056
    Altria Group, Inc.                                 1,368,149     96,235,601
    Andersons, Inc. (The)                                 60,880      2,076,008
    Archer-Daniels-Midland Co.                           341,399     14,663,087
#*  Avon Products, Inc.                                  641,428      1,565,084
#   B&G Foods, Inc.                                      152,098      5,019,234
#*  Blue Buffalo Pet Products, Inc.                      295,731     10,048,939
#*  Boston Beer Co., Inc. (The) Class A                   18,943      3,596,329
*   Bridgford Foods Corp.                                  3,001         50,582
    Brown-Forman Corp. Class A                            42,577      2,937,813
#   Brown-Forman Corp. Class B                           215,207     14,913,845
    Bunge, Ltd.                                          108,911      8,650,801
#*  Cal-Maine Foods, Inc.                                 94,445      4,018,635
#   Calavo Growers, Inc.                                  29,788      2,591,556
#   Campbell Soup Co.                                    288,418     13,425,858
#   Casey's General Stores, Inc.                          78,780      9,541,046
*   CCA Industries, Inc.                                   3,400         10,540
*   Central Garden & Pet Co.                              25,073        982,611
*   Central Garden & Pet Co. Class A                      79,885      3,013,262

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
#*  Chefs' Warehouse, Inc. (The)                           49,124 $    999,673
#   Church & Dwight Co., Inc.                             186,659    9,118,292
    Clorox Co. (The)                                      123,182   17,453,658
#   Coca-Cola Bottling Co. Consolidated                    18,743    3,795,832
    Coca-Cola Co. (The)                                 2,498,932  118,924,174
*   Coffee Holding Co., Inc.                                  300        1,278
    Colgate-Palmolive Co.                                 470,121   34,901,783
    Conagra Brands, Inc.                                  303,143   11,519,434
    Constellation Brands, Inc. Class A                     84,709   18,591,084
    Constellation Brands, Inc. Class B                      3,160      645,809
    Costco Wholesale Corp.                                310,004   60,410,479
#   Coty, Inc. Class A                                    471,712    9,250,272
#*  Craft Brew Alliance, Inc.                              31,258      604,842
#*  Crimson Wine Group, Ltd.                               15,327      148,672
    CVS Health Corp.                                      707,939   55,707,720
*   Cyanotech Corp.                                           800        3,120
*   Darling Ingredients, Inc.                             314,970    5,839,544
#   Dean Foods Co.                                        225,617    2,339,648
#   Dr Pepper Snapple Group, Inc.                         173,793   20,742,195
#*  Edgewell Personal Care Co.                             86,014    4,856,350
#   Energizer Holdings, Inc.                               90,552    5,271,937
    Estee Lauder Cos., Inc. (The) Class A                 126,846   17,119,136
#*  Farmer Brothers Co.                                    36,676    1,158,962
#   Flowers Foods, Inc.                                   500,644    9,817,629
#   Fresh Del Monte Produce, Inc.                          84,630    4,003,845
#   General Mills, Inc.                                   377,579   22,084,596
#*  Hain Celestial Group, Inc. (The)                      139,593    5,324,077
#*  Herbalife, Ltd.                                       128,053   10,627,118
    Hershey Co. (The)                                      86,560    9,550,165
#   Hormel Foods Corp.                                    405,248   13,912,164
#*  Hostess Brands, Inc.                                  211,719    2,921,722
*   HRG Group, Inc.                                       407,814    7,442,605
    Ingles Markets, Inc. Class A                           35,721    1,200,226
    Ingredion, Inc.                                       118,812   17,066,156
    Inter Parfums, Inc.                                    57,881    2,639,374
    J&J Snack Foods Corp.                                  27,447    3,799,763
#   JM Smucker Co. (The)                                  138,042   17,516,149
    John B. Sanfilippo & Son, Inc.                         18,587    1,163,918
#   Kellogg Co.                                           154,484   10,521,905
    Kimberly-Clark Corp.                                  225,959   26,437,203
    Kraft Heinz Co. (The)                                 323,151   25,331,807
    Kroger Co. (The)                                      637,793   19,363,395
    Lamb Weston Holdings, Inc.                            109,413    6,411,602
#   Lancaster Colony Corp.                                 53,444    6,862,210
*   Landec Corp.                                           54,500      716,675
*   Lifeway Foods, Inc.                                    13,678      108,603
    Limoneira Co.                                           3,782       81,502
    Mannatech, Inc.                                         1,435       20,664
#   McCormick & Co., Inc.                                   4,298      468,740
#   McCormick & Co., Inc. Non-Voting                       90,568    9,851,081
    Medifast, Inc.                                         37,846    2,600,399
#   MGP Ingredients, Inc.                                  41,925    3,753,965
    Molson Coors Brewing Co. Class A                        1,162      102,256

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class B                     235,172 $   19,759,151
    Mondelez International, Inc. Class A                 663,544     29,461,354
*   Monster Beverage Corp.                               212,304     14,485,502
#   National Beverage Corp.                               41,682      4,604,611
*   Natural Alternatives International, Inc.               7,041         78,507
#*  Natural Grocers by Vitamin Cottage, Inc.              36,800        316,480
#   Natural Health Trends Corp.                           13,193        212,671
    Nature's Sunshine Products, Inc.                         200          2,420
#   Nu Skin Enterprises, Inc. Class A                    108,588      7,800,962
    Ocean Bio-Chem, Inc.                                   3,050         12,383
    Oil-Dri Corp. of America                               7,596        295,408
#   Orchids Paper Products Co.                             6,335         95,405
    PepsiCo, Inc.                                      1,043,640    125,549,892
*   Performance Food Group Co.                           181,396      6,230,953
    Philip Morris International, Inc.                    753,557     80,803,917
#*  Pilgrim's Pride Corp.                                214,493      5,956,471
    Pinnacle Foods, Inc.                                 178,543     11,058,953
#*  Post Holdings, Inc.                                  183,797     13,907,919
#   PriceSmart, Inc.                                      56,350      4,801,020
#*  Primo Water Corp.                                     18,178        235,769
    Procter & Gamble Co. (The)                         1,258,280    108,639,895
#*  Revlon, Inc. Class A                                  51,808      1,062,064
#*  Rite Aid Corp.                                     1,077,175      2,348,242
    Rocky Mountain Chocolate Factory, Inc.                 5,266         65,246
#   Sanderson Farms, Inc.                                 64,495      8,184,415
#   Seaboard Corp.                                           550      2,384,800
*   Seneca Foods Corp. Class A                            12,811        404,187
*   Seneca Foods Corp. Class B                             1,493         47,925
    Snyder's-Lance, Inc.                                 176,131      8,803,027
    SpartanNash Co.                                       53,584      1,305,842
#   Spectrum Brands Holdings, Inc.                        73,431      8,698,636
#*  Sprouts Farmers Market, Inc.                         271,894      7,593,999
#*  SUPERVALU, Inc.                                      101,356      1,605,479
    Sysco Corp.                                          347,286     21,833,871
#   Tootsie Roll Industries, Inc.                         32,658      1,169,156
#*  TreeHouse Foods, Inc.                                 93,774      4,422,382
    Tyson Foods, Inc. Class A                            231,697     17,634,459
*   United Natural Foods, Inc.                            84,291      4,012,252
    United-Guardian, Inc.                                  1,741         32,992
#   Universal Corp.                                       52,318      2,511,264
*   US Foods Holding Corp.                               386,089     12,405,040
#*  USANA Health Sciences, Inc.                           45,232      3,376,569
#   Vector Group, Ltd.                                   240,994      5,133,172
#   Village Super Market, Inc. Class A                     8,217        192,935
    Wal-Mart Stores, Inc.                              1,328,478    141,615,755
    Walgreens Boots Alliance, Inc.                       489,474     36,837,813
#   WD-40 Co.                                             22,024      2,725,470
#   Weis Markets, Inc.                                    30,711      1,221,069
                                                                 --------------
Total Consumer Staples                                            1,566,885,341
                                                                 --------------
Energy -- (4.8%)
    Adams Resources & Energy, Inc.                         3,234        143,913

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    Anadarko Petroleum Corp.                              209,420 $ 12,575,671
    Andeavor                                              298,888   32,327,726
#*  Antero Resources Corp.                                345,219    6,707,605
#   Apache Corp.                                          241,570   10,839,246
    Arch Coal, Inc. Class A                                58,065    5,226,431
    Archrock, Inc.                                         77,446      720,248
*   Ardmore Shipping Corp.                                  9,180       65,178
*   Aspen Aerogels, Inc.                                   31,763      160,403
    Baker Hughes a GE Co.                                 209,793    6,744,845
*   Barnwell Industries, Inc.                               4,663       11,187
*   Basic Energy Services, Inc.                            50,396      982,218
*   Bill Barrett Corp.                                    201,336    1,032,854
*   Bonanza Creek Energy, Inc.                              1,754       49,130
#   Bristow Group, Inc.                                    92,262    1,421,757
    Cabot Oil & Gas Corp.                                 251,685    6,631,900
#*  Callon Petroleum Co.                                  447,158    5,075,243
#*  CARBO Ceramics, Inc.                                   22,288      177,412
#*  Carrizo Oil & Gas, Inc.                               218,036    4,384,704
#*  Centennial Resource Development, Inc. Class A         401,167    8,187,818
    Cheniere Energy Partners L.P. Holdings LLC             49,532    1,410,176
#*  Cheniere Energy, Inc.                                 151,992    8,596,668
    Chevron Corp.                                       1,032,979  129,483,918
    Cimarex Energy Co.                                     67,993    7,628,815
*   Clean Energy Fuels Corp.                              178,818      280,744
*   Cloud Peak Energy, Inc.                               197,863      989,315
*   CNX Resources Corp.                                   453,058    6,347,343
*   Concho Resources, Inc.                                167,431   26,360,337
    ConocoPhillips                                        614,715   36,151,389
*   CONSOL Energy, Inc.                                    56,632    1,836,576
#*  Contango Oil & Gas Co.                                 46,887      192,237
#*  Continental Resources, Inc.                           195,016   10,829,238
#   Core Laboratories NV                                   69,389    7,931,163
#   CVR Energy, Inc.                                       73,404    2,627,129
*   Dawson Geophysical Co.                                 31,609      201,665
#   Delek US Holdings, Inc.                               177,461    6,191,614
#*  Denbury Resources, Inc.                               446,285    1,084,473
    Devon Energy Corp.                                    512,203   21,189,838
#   DHT Holdings, Inc.                                    116,200      402,052
#*  Diamond Offshore Drilling, Inc.                       185,394    3,277,766
#*  Diamondback Energy, Inc.                               59,616    7,481,808
*   Dorian LPG, Ltd.                                        8,133       62,136
#*  Dril-Quip, Inc.                                        80,522    4,158,961
#*  Earthstone Energy, Inc. Class A                        11,801      117,774
*   Eclipse Resources Corp.                                 5,937       12,705
*   Energen Corp.                                         206,535   10,787,323
*   ENGlobal Corp.                                         13,200       10,883
#   EnLink Midstream LLC                                  168,977    3,142,972
#   Ensco P.L.C. Class A                                  928,713    5,479,407
    EOG Resources, Inc.                                   214,322   24,647,030
#*  EP Energy Corp. Class A                                38,800       74,108
    EQT Corp.                                             197,919   10,745,022
*   Era Group, Inc.                                        38,046      385,406
    Evolution Petroleum Corp.                              29,379      224,749

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   Exterran Corp.                                          72,534 $  2,094,782
*   Extraction Oil & Gas, Inc.                              10,197      143,778
    Exxon Mobil Corp.                                    2,424,259  211,637,811
#*  Forum Energy Technologies, Inc.                        230,547    3,896,244
    Frank's International NV                                81,252      562,264
#   GasLog, Ltd.                                            51,776    1,045,875
*   Geospace Technologies Corp.                             22,096      304,041
#   Green Plains, Inc.                                      87,418    1,529,815
#   Gulf Island Fabrication, Inc.                           25,756      332,252
*   Gulfport Energy Corp.                                  389,384    3,960,035
#*  Halcon Resources Corp.                                  52,919      422,823
    Halliburton Co.                                        344,713   18,511,088
*   Helix Energy Solutions Group, Inc.                     320,216    2,411,226
#   Helmerich & Payne, Inc.                                127,817    9,206,659
#   Hess Corp.                                             190,808    9,637,712
    HollyFrontier Corp.                                    345,214   16,556,463
#*  Hornbeck Offshore Services, Inc.                        38,647      131,400
*   International Seaways, Inc.                             27,915      465,901
*   ION Geophysical Corp.                                   10,183      178,712
#*  Jones Energy, Inc. Class A                               6,143        7,187
    Kinder Morgan, Inc.                                  1,061,147   19,079,423
#*  Kosmos Energy, Ltd.                                    621,208    4,292,547
#*  Laredo Petroleum, Inc.                                 568,377    5,530,308
    Marathon Oil Corp.                                     537,052    9,768,976
    Marathon Petroleum Corp.                               428,470   29,680,117
#*  Matador Resources Co.                                  228,053    7,391,198
*   Matrix Service Co.                                      58,642    1,049,692
*   McDermott International, Inc.                          622,139    5,462,380
*   Mexco Energy Corp.                                         684        2,688
*   Mitcham Industries, Inc.                                11,460       43,090
#   Murphy Oil Corp.                                       393,885   12,643,708
#   Nabors Industries, Ltd.                                677,489    5,311,514
    NACCO Industries, Inc. Class A                          10,537      443,081
#   National Oilwell Varco, Inc.                           258,028    9,464,467
*   Natural Gas Services Group, Inc.                        14,512      399,806
#*  Newfield Exploration Co.                               438,678   13,888,545
*   Newpark Resources, Inc.                                186,554    1,697,641
#*  Noble Corp. P.L.C.                                     516,436    2,422,085
    Noble Energy, Inc.                                     321,186    9,802,597
#   Nordic American Offshore, Ltd.                           1,464        1,793
#   Nordic American Tankers, Ltd.                           29,510       68,168
*   Oasis Petroleum, Inc.                                  577,723    5,003,081
    Occidental Petroleum Corp.                             355,416   26,645,538
#   Oceaneering International, Inc.                        210,434    4,351,775
#*  Oil States International, Inc.                         108,878    3,484,096
#   ONEOK, Inc.                                            192,899   11,354,035
*   Overseas Shipholding Group, Inc. Class A                 3,529        7,446
*   Pacific Ethanol, Inc.                                   15,600       65,520
    Panhandle Oil and Gas, Inc. Class A                     27,179      553,093
*   Par Pacific Holdings, Inc.                              90,316    1,646,461
#*  Parker Drilling Co.                                    190,497      217,167
#*  Parsley Energy, Inc. Class A                           204,716    4,831,298
    Patterson-UTI Energy, Inc.                             430,693   10,172,969

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
    PBF Energy, Inc. Class A                             252,063 $    8,149,197
#*  PDC Energy, Inc.                                     130,460      6,764,351
*   Peabody Energy Corp.                                 140,680      5,684,879
*   Penn Virginia Corp.                                      700         29,568
*   PHI, Inc. Non-Voting                                  24,158        277,575
*   PHI, Inc. Voting                                       2,247         27,908
    Phillips 66                                          245,471     25,136,230
*   Pioneer Energy Services Corp.                        164,670        535,177
    Pioneer Natural Resources Co.                         53,213      9,733,190
*   QEP Resources, Inc.                                  512,430      4,796,345
#   Range Resources Corp.                                182,205      2,596,421
#*  Renewable Energy Group, Inc.                         101,363      1,084,584
#*  REX American Resources Corp.                           8,700        710,355
#*  RigNet, Inc.                                          14,943        246,559
#*  Ring Energy, Inc.                                    105,440      1,455,072
#*  Rowan Cos. P.L.C. Class A                            268,520      3,952,614
#   RPC, Inc.                                            298,167      6,022,973
#*  RSP Permian, Inc.                                    247,932      9,837,942
    Schlumberger, Ltd.                                   519,267     38,207,666
#   Scorpio Tankers, Inc.                                642,213      1,708,287
*   SEACOR Holdings, Inc.                                 36,710      1,709,952
#*  SEACOR Marine Holdings, Inc.                          35,991        538,425
#   SemGroup Corp. Class A                               167,348      4,794,520
#   Ship Finance International, Ltd.                      85,877      1,313,918
#   SM Energy Co.                                        235,219      5,492,364
*   Southwestern Energy Co.                              781,598      3,313,976
#*  SRC Energy, Inc.                                     449,523      4,472,754
*   Stone Energy Corp.                                    14,039        507,369
*   Superior Energy Services, Inc.                       325,583      3,402,342
#   Targa Resources Corp.                                162,794      7,814,112
    TechnipFMC P.L.C.                                    302,917      9,832,686
#   Teekay Corp.                                         100,937        823,646
#   Teekay Tankers, Ltd. Class A                          40,073         50,893
*   TETRA Technologies, Inc.                             267,327      1,026,536
*   Tidewater, Inc.                                        1,831         51,176
#*  Transocean, Ltd.                                     781,592      8,433,378
#*  Ultra Petroleum Corp.                                210,351      1,468,250
#*  Unit Corp.                                           113,043      2,739,032
#   US Silica Holdings, Inc.                             156,198      5,199,831
    Valero Energy Corp.                                  334,899     32,140,257
*   W&T Offshore, Inc.                                   170,228        823,904
#*  Weatherford International P.L.C.                   1,029,005      4,054,280
#*  Whiting Petroleum Corp.                              232,029      6,478,250
*   Willbros Group, Inc.                                 105,476        117,078
    Williams Cos., Inc. (The)                            466,866     14,654,924
    World Fuel Services Corp.                            142,929      3,986,290
*   WPX Energy, Inc.                                     675,937      9,956,552
                                                                 --------------
Total Energy                                                      1,195,774,188
                                                                 --------------
Financials -- (14.5%)
    1st Constitution Bancorp                               4,529         87,636
    1st Source Corp.                                      52,786      2,760,180

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    A-Mark Precious Metals, Inc.                             8,896 $    120,007
    Access National Corp.                                   10,003      290,587
    ACNB Corp.                                               2,403       72,691
    Affiliated Managers Group, Inc.                         66,804   13,336,083
    Aflac, Inc.                                            222,979   19,666,748
*   Alleghany Corp.                                         11,904    7,472,141
    Allstate Corp. (The)                                   231,917   22,906,442
#   Ally Financial, Inc.                                   690,434   20,554,220
*   Ambac Financial Group, Inc.                             25,628      415,174
    American Equity Investment Life Holding Co.            238,721    7,877,793
    American Express Co.                                   625,797   62,204,222
    American Financial Group, Inc.                         117,402   13,306,343
    American International Group, Inc.                     519,365   33,197,811
    American National Bankshares, Inc.                      15,876      593,762
    American National Insurance Co.                         25,170    3,181,236
    American River Bankshares                                8,283      124,908
    Ameriprise Financial, Inc.                             125,205   21,122,083
    Ameris Bancorp                                          68,508    3,668,603
#   AMERISAFE, Inc.                                         43,467    2,640,620
    AmeriServ Financial, Inc.                                8,436       34,588
#   Amtrust Financial Services, Inc.                       335,644    4,504,342
    Aon P.L.C.                                             149,536   21,259,533
*   Arch Capital Group, Ltd.                               103,033    9,369,821
    Argo Group International Holdings, Ltd.                 63,567    3,896,657
    Arrow Financial Corp.                                   23,282      763,650
    Arthur J Gallagher & Co.                               172,407   11,778,846
#   Artisan Partners Asset Management, Inc. Class A         92,554    3,623,489
    Aspen Insurance Holdings, Ltd.                         125,779    4,697,846
    Associated Banc-Corp                                   243,130    6,017,467
#   Associated Capital Group, Inc. Class A                   1,704       59,044
    Assurant, Inc.                                         110,847   10,140,284
    Assured Guaranty, Ltd.                                 240,835    8,571,318
*   Asta Funding, Inc.                                       1,215        8,566
#   Atlantic American Corp.                                  2,737       10,264
*   Atlantic Coast Financial Corp.                          12,851      133,393
*   Atlanticus Holdings Corp.                               14,132       31,373
*   Atlas Financial Holdings, Inc.                           2,612       52,371
    Auburn National Bancorporation, Inc.                       335       12,596
    Axis Capital Holdings, Ltd.                            139,109    7,029,178
#   Baldwin & Lyons, Inc. Class A                              638       14,693
    Baldwin & Lyons, Inc. Class B                            8,934      205,482
#   Banc of California, Inc.                                63,257    1,246,163
    BancFirst Corp.                                         60,693    3,383,635
*   Bancorp, Inc. (The)                                    150,734    1,593,258
    BancorpSouth Bank                                      155,260    5,208,973
    Bank Mutual Corp.                                       50,586      526,094
    Bank of America Corp.                                5,841,506  186,928,192
#   Bank of Commerce Holdings                                6,357       73,741
#   Bank of Hawaii Corp.                                    82,694    6,919,007
    Bank of Marin Bancorp                                      217       14,908
    Bank of New York Mellon Corp. (The)                    607,768   34,460,446
    Bank of NT Butterfield & Son, Ltd. (The)                94,008    3,778,182
    Bank of South Carolina Corp.                               600       11,550

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Bank of the Ozarks, Inc.                               230,854 $ 11,531,157
    BankFinancial Corp.                                     26,449      420,010
    BankUnited, Inc.                                       193,307    7,933,319
    Banner Corp.                                            77,013    4,184,886
    Bar Harbor Bankshares                                    9,679      271,302
    BB&T Corp.                                             390,983   21,578,352
    BCB Bancorp, Inc.                                        4,090       61,964
    Bear State Financial, Inc.                               4,892       50,192
    Beneficial Bancorp, Inc.                               133,857    2,175,176
*   Berkshire Bancorp, Inc.                                  1,000       12,790
*   Berkshire Hathaway, Inc. Class B                       891,009  191,014,509
    Berkshire Hills Bancorp, Inc.                          107,258    4,070,441
    BGC Partners, Inc. Class A                             647,989    9,272,723
    BlackRock, Inc.                                         60,530   34,005,754
#   Blue Capital Reinsurance Holdings, Ltd.                  1,443       17,532
#*  BofI Holding, Inc.                                      95,900    3,449,523
    BOK Financial Corp.                                     70,018    6,770,040
    Boston Private Financial Holdings, Inc.                225,302    3,469,651
    Bridge Bancorp, Inc.                                     3,589      123,103
*   Brighthouse Financial, Inc.                             72,201    4,639,636
    Brookline Bancorp, Inc.                                184,809    2,956,944
    Brown & Brown, Inc.                                    222,075   11,654,496
*   Brunswick Bancorp                                           40          296
    Bryn Mawr Bank Corp.                                    40,386    1,813,331
    C&F Financial Corp.                                        721       39,475
    Camden National Corp.                                   21,368      907,285
*   Cannae Holdings, Inc.                                   92,507    1,610,547
    Capital City Bank Group, Inc.                           15,398      377,713
    Capital One Financial Corp.                            294,664   30,633,269
    Capitol Federal Financial, Inc.                        319,798    4,182,958
    Carolina Financial Corp.                                 5,197      214,324
    Cathay General Bancorp                                 125,813    5,503,061
#   Cboe Global Markets, Inc.                               92,718   12,460,372
    CenterState Banks Corp.                                143,679    3,734,217
    Central Pacific Financial Corp.                         40,190    1,188,418
    Century Bancorp, Inc. Class A                            3,376      270,586
    Charles Schwab Corp. (The)                             538,337   28,714,896
    Charter Financial Corp.                                 10,435      200,665
#   Chemical Financial Corp.                               114,472    6,686,310
    Chubb, Ltd.                                            236,862   36,986,001
    Cincinnati Financial Corp.                             112,149    8,624,258
#   CIT Group, Inc.                                        119,106    6,037,483
    Citigroup, Inc.                                      1,617,623  126,951,053
    Citizens Community Bancorp, Inc.                         3,150       42,872
    Citizens Financial Group, Inc.                         336,205   15,431,809
    Citizens First Corp.                                     3,200       78,720
#   Citizens Holding Co.                                       772       16,521
#*  Citizens, Inc.                                          39,312      311,744
#   City Holding Co.                                        28,590    1,966,992
#   Civista Bancshares, Inc.                                 1,000       22,130
#   Clifton Bancorp, Inc.                                   41,863      683,623
    CME Group, Inc.                                        152,762   23,445,912
#   CNA Financial Corp.                                     71,689    3,882,676

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    CNB Financial Corp.                                     8,185 $   220,422
    CNO Financial Group, Inc.                             184,317   4,532,355
*   Coastway Bancorp, Inc.                                    600      12,990
    CoBiz Financial, Inc.                                  93,879   1,883,213
    Codorus Valley Bancorp, Inc.                            2,037      55,712
#   Cohen & Steers, Inc.                                   96,347   3,928,067
    Colony Bankcorp, Inc.                                   1,337      19,186
    Columbia Banking System, Inc.                         152,910   6,587,363
    Comerica, Inc.                                        132,523  12,618,840
#   Commerce Bancshares, Inc.                             197,863  11,576,964
    Commercial National Financial Corp.                       847      19,481
#   Community Bank System, Inc.                           127,180   6,778,694
#*  Community Bankers Trust Corp.                           7,770      64,103
    Community Trust Bancorp, Inc.                          39,856   1,885,189
    Community West Bancshares                               1,844      21,944
    ConnectOne Bancorp, Inc.                               31,870     929,010
*   Consumer Portfolio Services, Inc.                      56,340     252,403
#*  Cowen, Inc.                                            33,497     433,786
#   Crawford & Co. Class A                                 29,012     247,762
#   Crawford & Co. Class B                                 32,414     305,664
#*  Credit Acceptance Corp.                                39,598  13,055,857
#   Cullen/Frost Bankers, Inc.                             97,374  10,361,567
*   Customers Bancorp, Inc.                                71,646   2,195,950
#   CVB Financial Corp.                                   243,472   5,697,245
    Diamond Hill Investment Group, Inc.                     4,243     892,557
    Dime Community Bancshares, Inc.                        95,837   1,820,903
    Discover Financial Services                           316,080  25,223,184
    Donegal Group, Inc. Class A                            37,258     653,878
    Donegal Group, Inc. Class B                             2,147      31,776
*   Donnelley Financial Solutions, Inc.                    79,902   1,713,898
*   E*TRADE Financial Corp.                               267,452  14,094,720
    Eagle Bancorp Montana, Inc.                             9,395     189,779
*   Eagle Bancorp, Inc.                                    64,862   4,086,306
#   East West Bancorp, Inc.                               198,427  13,078,324
    Eaton Vance Corp.                                     266,785  15,420,173
#*  eHealth, Inc.                                          12,743     223,257
    Elmira Savings Bank                                       800      16,320
    EMC Insurance Group, Inc.                              20,647     583,278
    Employers Holdings, Inc.                               80,303   3,404,847
#*  Encore Capital Group, Inc.                             59,944   2,484,679
*   Enova International, Inc.                              89,770   1,606,883
#*  Enstar Group, Ltd.                                     25,490   5,291,724
#   Enterprise Bancorp, Inc.                                3,842     128,899
    Enterprise Financial Services Corp.                    58,125   2,827,781
#   Erie Indemnity Co. Class A                             57,590   6,839,388
    ESSA Bancorp, Inc.                                      9,594     154,463
*   Essent Group, Ltd.                                    161,779   7,525,959
    Evans Bancorp, Inc.                                     3,421     146,248
    Evercore, Inc. Class A                                102,949  10,351,522
    Everest Re Group, Ltd.                                 44,003  10,111,889
*   Ezcorp, Inc. Class A                                  131,318   1,549,552
#   FactSet Research Systems, Inc.                         39,827   7,992,881
    Farmers & Merchants Bancorop Inc.                         650      26,442

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Farmers Capital Bank Corp.                               3,983 $   156,532
*   FB Financial Corp.                                       7,717     326,275
    FBL Financial Group, Inc. Class A                       36,202   2,519,659
#*  FCB Financial Holdings, Inc. Class A                   113,782   6,235,254
    Federal Agricultural Mortgage Corp. Class A                773      59,111
    Federal Agricultural Mortgage Corp. Class C             12,979   1,041,565
#   Federated Investors, Inc. Class B                      278,242   9,649,433
    Federated National Holding Co.                          31,709     470,244
    Fidelity Southern Corp.                                 59,009   1,413,856
    Fifth Third Bancorp                                    809,314  26,788,293
#   Financial Engines, Inc.                                101,204   2,879,254
    Financial Institutions, Inc.                            32,364   1,008,139
*   First Acceptance Corp.                                   9,100      10,556
    First American Financial Corp.                         214,864  12,692,016
*   First BanCorp(318672706)                               375,434   2,252,604
    First Bancorp(318910106)                                73,571   2,677,984
    First Bancorp of Indiana, Inc.                              96       2,105
#   First Bancorp, Inc.                                      7,244     203,919
*   First Bancshares, Inc.                                     200       2,314
    First Bancshares, Inc. (The)                               237       7,620
    First Bank                                               1,300      18,070
    First Busey Corp.                                      105,294   3,262,008
    First Business Financial Services, Inc.                  2,162      52,904
    First Citizens BancShares, Inc. Class A                 18,755   7,978,565
    First Commonwealth Financial Corp.                     249,865   3,615,547
    First Community Bancshares, Inc.                        25,062     693,716
    First Connecticut Bancorp, Inc.                          5,745     144,487
    First Defiance Financial Corp.                          15,258     847,734
    First Federal of Northern Michigan Bancorp, Inc.           200       2,202
#   First Financial Bancorp                                155,256   4,424,796
#   First Financial Bankshares, Inc.                        91,082   4,230,759
    First Financial Corp.                                   10,547     488,326
    First Financial Northwest, Inc.                         14,137     225,344
    First Horizon National Corp.                           589,449  11,706,457
    First Interstate Bancsystem, Inc. Class A               87,141   3,646,851
    First Merchants Corp.                                  127,874   5,519,042
    First Midwest Bancorp, Inc.                            251,380   6,249,307
    First of Long Island Corp. (The)                         1,000      28,100
    First Republic Bank                                    159,739  14,304,627
*   First United Corp.                                      10,511     182,366
    FirstCash, Inc.                                        100,097   7,317,091
*   Flagstar Bancorp, Inc.                                 113,507   4,228,136
    Flushing Financial Corp.                                64,242   1,809,055
#   FNB Corp.                                              522,872   7,503,213
    FNF Group                                              297,465  11,595,186
#*  Franklin Financial Network, Inc.                         6,089     196,370
    Franklin Resources, Inc.                               224,401   9,516,846
    Fulton Financial Corp.                                 282,907   5,148,907
#   Gain Capital Holdings, Inc.                             69,790     509,467
    GAINSCO, Inc.                                              513      10,004
    GAMCO Investors, Inc. Class A                           11,447     337,458
*   Genworth Financial, Inc. Class A                       554,579   1,697,012
#   German American Bancorp, Inc.                           40,668   1,410,773

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
#   Glacier Bancorp, Inc.                                  158,147 $ 6,202,525
*   Global Indemnity, Ltd.                                  19,910     843,188
    Goldman Sachs Group, Inc. (The)                        206,602  55,346,610
*   Great Elm Capital Group, Inc.                            3,989      15,457
    Great Southern Bancorp, Inc.                            27,985   1,420,239
    Great Western Bancorp, Inc.                             86,949   3,664,900
*   Green Bancorp, Inc.                                     39,997     953,928
*   Green Dot Corp. Class A                                119,408   7,314,934
#   Greenhill & Co., Inc.                                   62,640   1,161,972
#*  Greenlight Capital Re, Ltd. Class A                     75,604   1,530,981
    Guaranty Bancorp                                        45,662   1,294,518
    Guaranty Federal Bancshares, Inc.                          909      19,698
*   Hallmark Financial Services, Inc.                       16,543     167,581
    Hancock Holding Co.                                    153,962   8,267,759
    Hanmi Financial Corp.                                   80,221   2,526,961
    Hanover Insurance Group, Inc. (The)                     69,351   7,847,066
    Harleysville Financial Corp.                             1,916      45,888
    Hartford Financial Services Group, Inc. (The)          338,248  19,875,452
    Hawthorn Bancshares, Inc.                                1,436      30,084
    HCI Group, Inc.                                         21,758     760,442
#   Heartland Financial USA, Inc.                           67,332   3,578,696
    Hennessy Advisors, Inc.                                  1,702      30,415
    Heritage Commerce Corp.                                 71,976   1,152,336
    Heritage Financial Corp.                                80,645   2,483,866
#   Heritage Insurance Holdings, Inc.                       28,530     485,866
    Hilltop Holdings, Inc.                                 177,004   4,635,735
    Hingham Institution for Savings                            458      99,258
*   HMN Financial, Inc.                                        989      18,939
    Home Bancorp, Inc.                                       4,739     203,114
    Home BancShares, Inc.                                  309,968   7,442,332
*   HomeStreet, Inc.                                        38,876   1,144,898
*   HomeTrust Bancshares, Inc.                                 761      19,291
    Hope Bancorp, Inc.                                     327,141   6,228,765
    HopFed Bancorp, Inc.                                     2,811      41,968
    Horace Mann Educators Corp.                             81,050   3,347,365
    Horizon Bancorp                                         15,524     472,706
    Houlihan Lokey, Inc.                                    52,054   2,482,976
*   Howard Bancorp, Inc.                                       704      14,784
    Huntington Bancshares, Inc.                            848,278  13,725,138
    Iberiabank Corp.                                        87,670   7,408,115
    Independent Bank Corp.(453836108)                       50,262   3,586,194
    Independent Bank Corp.(453838609)                       43,013     991,450
    Independent Bank Group, Inc.                             8,115     582,251
    Infinity Property & Casualty Corp.                       9,747     986,884
    Interactive Brokers Group, Inc. Class A                177,246  11,341,972
    Intercontinental Exchange, Inc.                        294,226  21,725,648
    International Bancshares Corp.                         147,030   6,101,745
#*  INTL. FCStone, Inc.                                     35,986   1,565,391
    Invesco, Ltd.                                          435,511  15,735,012
    Investment Technology Group, Inc.                       62,232   1,329,276
    Investors Bancorp, Inc.                                476,605   6,524,722
    Investors Title Co.                                      1,272     247,404
    James River Group Holdings, Ltd.                        29,579   1,124,002

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Janus Henderson Group P.L.C.                           161,311 $  6,352,427
    JPMorgan Chase & Co.                                 2,241,089  259,226,765
    Kearny Financial Corp.                                 146,890    2,027,082
    Kemper Corp.                                           106,566    6,910,805
    Kentucky First Federal Bancorp                             936        8,190
    KeyCorp                                                572,597   12,253,576
    Kingstone Cos., Inc.                                     2,405       50,385
#   Kinsale Capital Group, Inc.                              3,327      158,764
    Ladenburg Thalmann Financial Services, Inc.             23,786       73,974
    Lake Shore Bancorp, Inc.                                   125        2,044
    Lakeland Bancorp, Inc.                                 100,081    2,011,628
    Lakeland Financial Corp.                                51,149    2,458,732
    Landmark Bancorp, Inc.                                   1,452       41,527
    Lazard, Ltd. Class A                                   138,184    8,093,437
    LCNB Corp.                                               5,678      110,721
    LegacyTexas Financial Group, Inc.                      108,323    4,770,545
#   Legg Mason, Inc.                                       150,141    6,399,009
#*  LendingClub Corp.                                      867,834    3,176,272
#*  LendingTree, Inc.                                       14,103    5,187,789
    Leucadia National Corp.                                254,689    6,894,431
    Lincoln National Corp.                                 166,397   13,777,672
    Loews Corp.                                            208,991   10,794,385
    LPL Financial Holdings, Inc.                           255,096   15,219,027
    M&T Bank Corp.                                          76,663   14,625,767
    Macatawa Bank Corp.                                     30,685      317,897
    Mackinac Financial Corp.                                 2,494       40,153
*   Magyar Bancorp, Inc.                                       211        2,671
    Maiden Holdings, Ltd.                                  166,271    1,172,211
    MainSource Financial Group, Inc.                        56,400    2,219,340
*   Malvern Bancorp, Inc.                                      134        3,203
#   Manning & Napier, Inc.                                  13,893       54,183
*   Markel Corp.                                             8,795   10,093,934
#   MarketAxess Holdings, Inc.                              41,597    8,161,747
    Marlin Business Services Corp.                          24,496      580,555
    Marsh & McLennan Cos., Inc.                            301,142   25,151,380
    MB Financial, Inc.                                     133,639    5,717,076
#*  MBIA, Inc.                                             296,282    2,174,710
    MBT Financial Corp.                                      9,013      101,396
    Mercantile Bank Corp.                                   13,437      468,817
#   Mercury General Corp.                                   99,917    4,890,937
    Meridian Bancorp, Inc.                                 136,369    2,788,746
#   Meta Financial Group, Inc.                              23,460    2,744,820
    MetLife, Inc.                                          406,071   19,519,833
*   MGIC Investment Corp.                                  174,562    2,587,009
#   Mid Penn Bancorp, Inc.                                     497       16,326
    MidSouth Bancorp, Inc.                                   5,731       81,094
    MidWestOne Financial Group, Inc.                         3,102      102,614
#   Moelis & Co. Class A                                    51,501    2,662,602
    Moody's Corp.                                           79,462   12,856,157
    Morgan Stanley                                         818,294   46,274,526
    Morningstar, Inc.                                       71,503    6,872,868
    MSB Financial Corp.                                        386        6,774
    MSCI, Inc.                                             122,738   17,088,812

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
           MutualFirst Financial, Inc.                        4,630 $   173,856
           Nasdaq, Inc.                                     219,834  17,786,769
           National Bank Holdings Corp. Class A              62,496   2,077,367
           National General Holdings Corp.                   57,563   1,152,411
           National Security Group, Inc. (The)                  312       4,992
           National Western Life Group, Inc. Class A          1,713     554,841
#*         Nationstar Mortgage Holdings, Inc.                15,957     283,077
           Navient Corp.                                    646,655   9,214,834
           Navigators Group, Inc. (The)                      68,490   3,328,614
#          NBT Bancorp, Inc.                                102,555   3,785,305
           Nelnet, Inc. Class A                              70,164   3,656,246
#          New York Community Bancorp, Inc.                 702,020   9,940,603
(degrees)  NewStar Financial, Inc.                           71,934      38,844
*          Nicholas Financial, Inc.                           6,519      59,388
*          NMI Holdings, Inc. Class A                        95,314   1,749,012
#          Northeast Bancorp                                     59       1,319
           Northeast Community Bancorp, Inc.                  5,056      51,925
           Northern Trust Corp.                             151,643  15,981,656
           Northfield Bancorp, Inc.                         107,087   1,796,920
           Northrim BanCorp, Inc.                             8,802     294,427
           Northwest Bancshares, Inc.                       238,788   4,023,578
#          Norwood Financial Corp.                            1,486      46,675
#          OceanFirst Financial Corp.                        76,548   2,024,695
#*         Ocwen Financial Corp.                            117,131     394,731
           OFG Bancorp                                       88,340   1,007,076
#          Ohio Valley Banc Corp.                             1,110      45,621
#          Old Line Bancshares, Inc.                            600      19,002
           Old National Bancorp                             324,027   5,605,667
           Old Republic International Corp.                 475,628  10,221,246
           Old Second Bancorp, Inc.                           4,388      64,504
           OM Asset Management P.L.C.                       160,759   2,875,979
#*         On Deck Capital, Inc.                             33,942     152,739
*          OneMain Holdings, Inc.                           243,976   7,980,455
           Oppenheimer Holdings, Inc. Class A                13,697     376,667
#          Opus Bank                                         18,459     500,239
           Oritani Financial Corp.                          104,791   1,750,010
           Orrstown Financial Services, Inc.                  9,961     250,519
*          Pacific Mercantile Bancorp                        25,873     223,801
*          Pacific Premier Bancorp, Inc.                    118,931   4,846,438
           PacWest Bancorp                                  201,811  10,580,951
           Park National Corp.                               20,981   2,203,425
           Patriot National Bancorp, Inc.                        50         893
           PB Bancorp, Inc.                                   1,309      13,614
           Peapack Gladstone Financial Corp.                 16,499     586,044
           Penns Woods Bancorp, Inc.                          3,439     147,430
*          PennyMac Financial Services, Inc. Class A         46,491   1,032,100
#          People's United Financial, Inc.                  517,026  10,169,901
           Peoples Bancorp of North Carolina, Inc.            2,246      70,749
           Peoples Bancorp, Inc.                             16,749     596,432
*          PHH Corp.                                        132,096   1,184,901
#          Pinnacle Financial Partners, Inc.                121,912   7,717,030
           Piper Jaffray Cos.                                12,428   1,147,104
           PJT Partners, Inc. Class A                        10,370     491,019

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Plumas Bancorp                                             600 $    14,730
    PNC Financial Services Group, Inc. (The)               267,815  42,320,126
#   Popular, Inc.                                          164,025   6,665,976
#*  PRA Group, Inc.                                        100,578   3,595,663
    Preferred Bank                                          27,118   1,746,942
    Premier Financial Bancorp, Inc.                          3,202      60,902
    Primerica, Inc.                                        112,535  11,366,035
    Principal Financial Group, Inc.                        343,775  23,239,190
    ProAssurance Corp.                                      94,445   5,166,141
    Progressive Corp. (The)                                477,480  25,831,668
#   Prosperity Bancshares, Inc.                            113,095   8,572,601
    Provident Financial Holdings, Inc.                       6,264     114,631
    Provident Financial Services, Inc.                     167,549   4,408,214
#   Prudential Bancorp, Inc.                                 2,842      49,195
    Prudential Financial, Inc.                             215,086  25,556,519
    Pzena Investment Management, Inc. Class A                8,560     107,086
    QCR Holdings, Inc.                                       2,754     120,763
    Radian Group, Inc.                                     100,718   2,222,846
    Raymond James Financial, Inc.                          167,142  16,110,817
*   Regional Management Corp.                               17,000     482,120
    Regions Financial Corp.                                853,367  16,410,247
    Reinsurance Group of America, Inc.                      75,370  11,806,710
    RenaissanceRe Holdings, Ltd.                            63,649   8,092,334
    Renasant Corp.                                         121,527   5,234,168
    Republic Bancorp, Inc. Class A                          15,312     590,124
#*  Republic First Bancorp, Inc.                            14,828     131,228
    Riverview Bancorp, Inc.                                 27,860     266,899
#   RLI Corp.                                               70,762   4,547,166
    S&P Global, Inc.                                       177,926  32,222,399
    S&T Bancorp, Inc.                                       75,640   3,052,830
*   Safeguard Scientifics, Inc.                             45,232     565,400
    Safety Insurance Group, Inc.                            38,795   3,012,432
    Salisbury Bancorp, Inc.                                    543      24,001
    Sandy Spring Bancorp, Inc.                              63,939   2,418,173
    Santander Consumer USA Holdings, Inc.                  658,217  11,354,243
    SB Financial Group, Inc.                                 4,424      79,853
*   Seacoast Banking Corp. of Florida                       56,533   1,457,986
*   Security National Financial Corp. Class A                3,506      15,426
    SEI Investments Co.                                    134,134  10,080,170
#*  Select Bancorp, Inc.                                     7,800     100,620
#   Selective Insurance Group, Inc.                        111,647   6,503,438
#   ServisFirst Bancshares, Inc.                            85,019   3,606,506
    Shore Bancshares, Inc.                                   3,114      56,737
    SI Financial Group, Inc.                                13,128     189,700
*   Siebert Financial Corp.                                  3,562      32,664
    Sierra Bancorp                                          15,232     417,052
*   Signature Bank                                          43,175   6,648,950
    Silvercrest Asset Management Group, Inc. Class A           800      12,000
    Simmons First National Corp. Class A                   110,977   6,530,996
*   SLM Corp.                                              949,216  10,859,031
    Sound Financial Bancorp, Inc.                              300      10,365
    South State Corp.                                       76,022   6,735,549
*   Southern First Bancshares, Inc.                          9,199     400,616

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Southern Missouri Bancorp, Inc.                         2,415 $    92,567
#   Southern National Bancorp of Virginia, Inc.            16,679     273,369
    Southside Bancshares, Inc.                             64,564   2,216,482
    Southwest Georgia Financial Corp.                         863      18,684
    State Auto Financial Corp.                             32,376     963,834
    State Bank Financial Corp.                             20,736     632,655
    State Street Corp.                                    210,747  23,217,997
#   Sterling Bancorp                                      395,704   9,793,674
    Stewart Information Services Corp.                     56,277   2,504,889
#   Stifel Financial Corp.                                102,238   6,903,110
    Stock Yards Bancorp, Inc.                              41,450   1,490,127
    Summit State Bank                                       4,859      62,924
    Sun Bancorp, Inc.                                       5,889     144,281
    SunTrust Banks, Inc.                                  242,367  17,135,347
    Sussex Bancorp                                            448      13,037
*   SVB Financial Group                                    72,247  17,812,498
    Synchrony Financial                                   649,338  25,765,732
    Synovus Financial Corp.                               242,440  12,216,552
    T Rowe Price Group, Inc.                              284,606  31,770,568
    TCF Financial Corp.                                   348,119   7,467,153
    TD Ameritrade Holding Corp.                           268,612  14,985,863
    Territorial Bancorp, Inc.                              15,472     468,492
    Teton Advisors, Inc. Class A                               29       1,508
#*  Texas Capital Bancshares, Inc.                         97,717   9,263,572
#   TFS Financial Corp.                                   212,789   3,110,975
*   Third Point Reinsurance, Ltd.                           7,017      99,992
    Timberland Bancorp, Inc.                                5,951     166,033
#   Tiptree, Inc.                                          80,023     492,141
#   Tompkins Financial Corp.                               27,551   2,269,376
    Torchmark Corp.                                       117,218  10,649,255
#   Towne Bank                                            132,785   4,056,582
    Travelers Cos., Inc. (The)                            234,212  35,113,063
    Trico Bancshares                                       52,789   1,952,137
*   TriState Capital Holdings, Inc.                        16,494     396,681
*   Triumph Bancorp, Inc.                                  32,098   1,235,773
    TrustCo Bank Corp. NY                                 237,587   2,043,248
#   Trustmark Corp.                                       149,722   4,759,662
    U.S. Bancorp.                                         905,417  51,735,527
#   UMB Financial Corp.                                    77,528   5,906,083
    Umpqua Holdings Corp.                                 352,267   7,626,581
*   Unico American Corp.                                      100         835
#   Union Bankshares Corp.                                104,461   3,943,403
#   Union Bankshares, Inc.                                    863      46,645
    United Bancshares, Inc.                                 1,036      22,792
#   United Bankshares, Inc.                               170,828   6,286,470
    United Community Bancorp                                   99       2,005
    United Community Banks, Inc.                          170,573   5,403,753
    United Community Financial Corp.                      118,249   1,152,928
    United Financial Bancorp, Inc.                        106,811   1,790,152
    United Fire Group, Inc.                                47,862   2,076,732
#   United Insurance Holdings Corp.                        41,907     809,643
    United Security Bancshares                              5,158      56,996
#   Unity Bancorp, Inc.                                     5,294     108,792

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Universal Insurance Holdings, Inc.                    88,522 $    2,602,547
    Univest Corp. of Pennsylvania                         63,258      1,771,224
    Unum Group                                           192,914     10,261,096
    Validus Holdings, Ltd.                               125,605      8,503,458
#   Valley National Bancorp                              429,996      5,405,050
    Value Line, Inc.                                       2,920         56,152
*   Veritex Holdings, Inc.                                11,781        335,876
#   Virtu Financial, Inc. Class A                         75,830      1,448,353
#   Virtus Investment Partners, Inc.                      18,407      2,356,096
    Voya Financial, Inc.                                 144,230      7,486,979
    VSB Bancorp, Inc.                                        169          3,383
#   Waddell & Reed Financial, Inc. Class A               201,451      4,633,373
*   Walker & Dunlop, Inc.                                 80,227      3,726,544
    Washington Federal, Inc.                             197,751      7,099,261
    Washington Trust Bancorp, Inc.                        32,597      1,753,719
    Waterstone Financial, Inc.                            43,424        742,550
    Webster Financial Corp.                              164,857      9,334,203
    Wells Fargo & Co.                                  2,883,807    189,696,824
    WesBanco, Inc.                                       101,152      4,148,244
    West Bancorporation, Inc.                             26,741        684,570
#   Westamerica Bancorporation                            44,466      2,639,946
*   Western Alliance Bancorp                             209,110     12,266,393
    Western New England Bancorp, Inc.                     47,247        512,630
    Westwood Holdings Group, Inc.                         13,899        909,968
    White Mountains Insurance Group, Ltd.                  6,380      5,358,562
    Willis Towers Watson P.L.C.                           80,314     12,887,988
    Wintrust Financial Corp.                             108,009      9,277,973
#   WisdomTree Investments, Inc.                         262,901      3,047,023
#*  World Acceptance Corp.                                22,745      2,685,047
    WR Berkley Corp.                                     146,717     10,707,407
    WSFS Financial Corp.                                  58,414      2,984,955
    WVS Financial Corp.                                      803         13,627
#   XL Group, Ltd.                                       195,631      7,207,046
#   Zions Bancorporation                                 152,721      8,251,516
                                                                 --------------
Total Financials                                                  3,588,450,607
                                                                 --------------
Health Care -- (10.6%)
    Abaxis, Inc.                                          38,800      2,780,020
    Abbott Laboratories                                  867,720     53,937,475
    AbbVie, Inc.                                       1,167,275    130,991,600
*   ABIOMED, Inc.                                         38,874      9,135,390
#*  Acadia Healthcare Co., Inc.                          179,743      6,125,641
#*  Accuray, Inc.                                         76,972        434,892
    Aceto Corp.                                           64,703        712,380
*   Achillion Pharmaceuticals, Inc.                      169,713        449,739
#*  Acorda Therapeutics, Inc.                            101,702      2,639,167
*   Addus HomeCare Corp.                                  21,078        755,646
*   Adverum Biotechnologies, Inc.                         50,722        370,271
*   Aeglea BioTherapeutics, Inc.                           2,400         15,552
    Aetna, Inc.                                          177,765     33,210,057
*   Affimed NV                                            28,571         38,571
    Agilent Technologies, Inc.                           160,805     11,807,911

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#*  Akorn, Inc.                                           203,386 $ 6,553,097
#*  Aldeyra Therapeutics, Inc.                              6,191      46,278
*   Alexion Pharmaceuticals, Inc.                          57,138   6,817,706
*   Align Technology, Inc.                                107,848  28,256,176
#*  Alkermes P.L.C.                                        54,571   3,119,824
    Allergan P.L.C.                                       182,690  32,931,699
*   Allscripts Healthcare Solutions, Inc.                 356,610   5,317,055
#*  Almost Family, Inc.                                    33,073   1,886,815
#*  Alnylam Pharmaceuticals, Inc.                          36,022   4,682,140
    Altimmune, Inc.                                           476         862
#*  AMAG Pharmaceuticals, Inc.                             18,274     262,232
#*  Amedisys, Inc.                                         60,176   3,226,637
*   American Shared Hospital Services                         797       2,152
    AmerisourceBergen Corp.                               209,499  20,880,765
    Amgen, Inc.                                           359,105  66,811,485
#*  AMN Healthcare Services, Inc.                         132,165   7,090,652
#*  Amphastar Pharmaceuticals, Inc.                        72,775   1,356,526
    Analogic Corp.                                         25,856   2,143,462
*   AngioDynamics, Inc.                                   100,429   1,748,469
#*  ANI Pharmaceuticals, Inc.                              21,706   1,457,775
#*  Anika Therapeutics, Inc.                               31,213   2,082,531
    Anthem, Inc.                                          160,952  39,891,953
#*  Aptevo Therapeutics, Inc.                              33,737     114,368
#*  Aralez Pharmaceuticals, Inc.                           24,054      41,132
#*  Aratana Therapeutics, Inc.                             35,229     163,110
#*  Ardelyx, Inc.                                          35,029     253,960
#*  Assembly Biosciences, Inc.                              1,916      90,397
#*  athenahealth, Inc.                                     70,210   8,798,015
    Atrion Corp.                                            3,136   1,804,454
*   aTyr Pharma, Inc.                                       3,700      13,135
    Baxter International, Inc.                            228,657  16,470,164
    Becton Dickinson and Co.                               91,490  22,226,581
*   Bio-Rad Laboratories, Inc. Class A                     36,134   9,341,723
*   Bio-Rad Laboratories, Inc. Class B                      1,562     404,128
    Bio-Techne Corp.                                       47,687   6,690,009
*   Biogen, Inc.                                          129,507  45,043,830
#*  BioMarin Pharmaceutical, Inc.                          54,919   4,955,341
#*  BioScrip, Inc.                                        107,250     299,228
*   BioSpecifics Technologies Corp.                        10,712     458,688
#*  BioTelemetry, Inc.                                     55,946   1,910,556
#*  Bioverativ, Inc.                                      219,316  22,602,707
#*  Bluebird Bio, Inc.                                     36,030   7,382,547
*   Boston Scientific Corp.                               505,599  14,136,548
#*  Bovie Medical Corp.                                     7,222      17,188
    Bristol-Myers Squibb Co.                              982,403  61,498,428
*   Brookdale Senior Living, Inc.                         399,558   3,795,801
    Bruker Corp.                                          242,657   8,641,016
#*  Cambrex Corp.                                          81,456   4,590,046
    Cantel Medical Corp.                                   74,196   8,230,562
#*  Capital Senior Living Corp.                            49,113     553,995
#   Cardinal Health, Inc.                                 174,394  12,519,745
*   Cascadian Therapeutics, Inc.                           24,766     249,146
#*  Catabasis Pharmaceuticals, Inc.                        22,184      33,054

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   Catalent, Inc.                                        303,068 $14,104,785
*   Celgene Corp.                                         549,275  55,564,659
#*  Celldex Therapeutics, Inc.                            139,559     385,183
*   Centene Corp.                                         261,640  28,058,274
#*  Cerner Corp.                                          158,304  10,943,556
*   Charles River Laboratories International, Inc.        104,376  11,005,405
#   Chemed Corp.                                           33,122   8,630,600
#*  Chiasma, Inc.                                          11,524      19,015
*   Chimerix, Inc.                                         88,729     425,012
    Cigna Corp.                                           171,169  35,663,061
*   Cogentix Medical, Inc.                                 14,031      39,848
#*  Community Health Systems, Inc.                        231,802   1,309,681
#   Computer Programs & Systems, Inc.                      14,788     442,901
*   Concert Pharmaceuticals, Inc.                          51,146   1,027,012
    CONMED Corp.                                           44,217   2,554,858
    Cooper Cos., Inc. (The)                                34,007   8,320,493
#*  Corcept Therapeutics, Inc.                            140,094   3,224,263
*   CorVel Corp.                                           34,274   1,770,252
*   Cotiviti Holdings, Inc.                                30,729   1,075,515
#*  Cross Country Healthcare, Inc.                         58,351     817,498
*   CryoLife, Inc.                                         57,470   1,083,310
*   Cumberland Pharmaceuticals, Inc.                       22,381     152,415
*   Cutera, Inc.                                           12,003     595,349
*   Cytokinetics, Inc.                                      2,000      18,400
    Danaher Corp.                                         294,314  29,808,122
*   DaVita, Inc.                                          389,675  30,410,237
    DENTSPLY SIRONA, Inc.                                 141,627   8,612,338
#*  Depomed, Inc.                                         117,769     865,602
#*  Dermira, Inc.                                          25,337     722,611
#*  DexCom, Inc.                                           39,709   2,311,064
    Digirad Corp.                                           9,575      22,501
#*  Diplomat Pharmacy, Inc.                               130,597   3,524,813
#*  Eagle Pharmaceuticals, Inc.                             3,003     179,489
*   Edwards Lifesciences Corp.                            149,789  18,960,292
*   Electromed, Inc.                                        2,121      11,920
    Eli Lilly & Co.                                       471,963  38,441,386
*   Emergent BioSolutions, Inc.                            77,700   3,790,983
#*  Enanta Pharmaceuticals, Inc.                           10,066     855,107
    Encompass Health Corp.                                246,509  13,045,256
#*  Endo International P.L.C.                             364,103   2,515,952
#   Ensign Group, Inc. (The)                              109,051   2,511,445
#*  Envision Healthcare Corp.                             110,239   3,967,502
*   Enzo Biochem, Inc.                                     74,162     545,832
#*  Evolent Health, Inc. Class A                           30,413     428,823
#*  Exact Sciences Corp.                                   59,897   2,977,480
*   Exactech, Inc.                                         20,321   1,018,082
*   Exelixis, Inc.                                        306,869   9,301,199
*   Express Scripts Holding Co.                           499,658  39,562,920
*   FibroGen, Inc.                                         40,738   2,385,210
#*  Five Prime Therapeutics, Inc.                          57,399   1,147,980
*   Five Star Senior Living, Inc.                          14,926      21,643
*   FONAR Corp.                                            10,092     247,759
    Gilead Sciences, Inc.                                 965,652  80,921,638

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Globus Medical, Inc. Class A                           157,344 $  7,244,118
*   Haemonetics Corp.                                       83,141    5,375,066
*   Halyard Health, Inc.                                   109,368    5,338,252
#*  Hanger, Inc.                                            41,296      655,780
*   Harvard Bioscience, Inc.                                50,041      235,193
*   HCA Healthcare, Inc.                                   127,519   12,899,822
#*  HealthEquity, Inc.                                      71,172    3,602,727
*   HealthStream, Inc.                                      51,968    1,222,287
#*  Henry Schein, Inc.                                     128,344    9,713,074
#*  Heska Corp.                                              8,712      679,100
    Hill-Rom Holdings, Inc.                                139,936   11,940,739
*   HMS Holdings Corp.                                     147,603    2,528,439
*   Hologic, Inc.                                          352,696   15,060,119
#*  Horizon Pharma P.L.C.                                  326,256    4,747,025
    Humana, Inc.                                           106,580   30,037,441
#*  Icad, Inc.                                               1,228        3,991
*   ICU Medical, Inc.                                       23,720    5,430,694
*   IDEXX Laboratories, Inc.                                80,866   15,125,177
*   Illumina, Inc.                                          69,118   16,079,612
#*  Impax Laboratories, Inc.                               123,733    2,406,607
#*  Incyte Corp.                                            68,901    6,221,071
#*  Infinity Pharmaceuticals, Inc.                          44,291       90,797
#*  Innoviva, Inc.                                         135,573    1,978,010
*   Inogen, Inc.                                            26,156    3,186,847
#*  Insulet Corp.                                           28,692    2,195,799
#*  Insys Therapeutics, Inc.                                31,943      302,181
*   Integer Holdings Corp.                                  55,993    2,808,049
#*  Integra LifeSciences Holdings Corp.                    116,636    6,142,052
#*  Intra-Cellular Therapies, Inc.                          83,191    1,415,911
*   Intuitive Surgical, Inc.                                42,114   18,179,350
#   Invacare Corp.                                          88,662    1,631,381
#*  Ionis Pharmaceuticals, Inc.                             65,247    3,426,772
*   IQVIA Holdings, Inc.                                   125,471   12,821,881
#*  iRadimed Corp.                                           1,881       27,839
*   IRIDEX Corp.                                             6,830       50,269
#*  Jazz Pharmaceuticals P.L.C.                             58,064    8,462,247
    Johnson & Johnson                                    1,359,633  187,887,684
#*  Juniper Pharmaceuticals, Inc.                           10,675       84,333
*   Juno Therapeutics, Inc.                                 93,315    8,007,360
*   Karyopharm Therapeutics, Inc.                            3,418       40,401
    Kewaunee Scientific Corp.                                2,510       72,790
*   Kindred Biosciences, Inc.                               53,708      469,945
    Kindred Healthcare, Inc.                               181,285    1,667,822
*   Laboratory Corp. of America Holdings                   142,183   24,810,933
#*  Lannett Co., Inc.                                       68,351    1,390,943
*   Lantheus Holdings, Inc.                                 81,798    1,881,354
#*  Leap Therapeutics, Inc.                                  4,973       33,120
#   LeMaitre Vascular, Inc.                                 32,167    1,119,412
*   LHC Group, Inc.                                         33,108    2,079,182
#*  LifePoint Health, Inc.                                  84,842    4,195,437
#*  Ligand Pharmaceuticals, Inc.                            17,124    2,699,085
#*  Lipocine, Inc.                                          19,043       25,137
*   LivaNova P.L.C.                                         95,655    8,183,285

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#   Luminex Corp.                                           69,720 $  1,407,647
*   Magellan Health, Inc.                                   55,667    5,544,433
#*  Mallinckrodt P.L.C.                                    120,874    2,182,984
*   Masimo Corp.                                            88,017    8,294,722
    McKesson Corp.                                         126,396   21,345,756
#*  Medidata Solutions, Inc.                                42,512    2,895,492
*   MEDNAX, Inc.                                           121,413    6,411,821
    Medtronic P.L.C.                                       487,058   41,833,412
*   MEI Pharma, Inc.                                        37,625       82,023
#*  Melinta Therapeutics, Inc.                              31,970      445,982
    Merck & Co., Inc.                                    1,345,902   79,744,693
#   Meridian Bioscience, Inc.                               83,868    1,312,534
*   Merit Medical Systems, Inc.                             79,275    3,682,324
*   Mettler-Toledo International, Inc.                      25,335   17,107,712
*   Micron Solutions, Inc.                                   1,150        4,025
*   Misonix, Inc.                                            2,220       19,647
#*  Molina Healthcare, Inc.                                126,598   11,565,993
#*  Momenta Pharmaceuticals, Inc.                          122,511    2,082,687
*   Mylan NV                                               319,667   13,697,731
#*  Myriad Genetics, Inc.                                  129,965    4,793,109
    National HealthCare Corp.                               12,354      770,519
    National Research Corp. Class A                         12,465      469,307
    National Research Corp. Class B                          1,943      108,847
*   Natus Medical, Inc.                                     61,355    1,905,073
#*  Nektar Therapeutics                                     54,904    4,590,523
*   Neogen Corp.                                            58,369    3,445,522
#*  NeoGenomics, Inc.                                        4,211       32,509
#*  Neurocrine Biosciences, Inc.                            44,205    3,778,201
#*  NewLink Genetics Corp.                                   8,556       70,587
#*  NuVasive, Inc.                                          95,302    4,657,409
*   Nuvectra Corp.                                          12,862      104,439
#*  Omnicell, Inc.                                          58,461    2,867,512
*   Ophthotech Corp.                                        25,506       74,478
#*  OPKO Health, Inc.                                      332,514    1,483,012
*   OraSure Technologies, Inc.                              84,493    1,838,568
*   Orthofix International NV                               34,419    1,977,027
*   Otonomy, Inc.                                              976        5,661
#   Owens & Minor, Inc.                                    129,512    2,727,523
#   Patterson Cos., Inc.                                   206,981    7,428,548
#*  PDL BioPharma, Inc.                                    361,801      998,571
    PerkinElmer, Inc.                                       96,546    7,739,127
#   Perrigo Co. P.L.C.                                      92,789    8,408,539
    Pfizer, Inc.                                         4,075,611  150,960,631
    Phibro Animal Health Corp. Class A                      30,161    1,026,982
*   PRA Health Sciences, Inc.                              111,160   10,122,230
#*  Premier, Inc. Class A                                  132,272    4,292,226
#*  Prestige Brands Holdings, Inc.                         115,680    4,838,894
#*  ProPhase Labs, Inc.                                         62          154
*   Providence Service Corp. (The)                          27,818    1,789,532
    Psychemedics Corp.                                       1,300       26,013
*   PTC Therapeutics, Inc.                                  11,683      307,146
*   Quality Systems, Inc.                                  118,359    1,538,667
    Quest Diagnostics, Inc.                                228,220   24,150,240

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   Quidel Corp.                                           29,887 $  1,368,227
#*  Quorum Health Corp.                                    50,777      313,294
#*  RadNet, Inc.                                           59,401      602,920
*   Regeneron Pharmaceuticals, Inc.                        38,513   14,120,791
#*  Repligen Corp.                                         61,359    2,170,268
#   ResMed, Inc.                                           93,172    9,390,806
#*  Retrophin, Inc.                                        55,326    1,322,845
*   Rigel Pharmaceuticals, Inc.                            72,832      291,328
*   RTI Surgical, Inc.                                    117,783      530,024
#*  Sage Therapeutics, Inc.                                16,745    3,178,201
#*  Sarepta Therapeutics, Inc.                             28,418    1,862,516
#*  Savara, Inc.                                              900       10,674
#*  SCYNEXIS, Inc.                                         22,400       39,872
*   SeaSpine Holdings Corp.                                21,405      235,241
#*  Seattle Genetics, Inc.                                 54,542    2,852,547
*   Select Medical Holdings Corp.                         317,547    5,620,582
*   Sharps Compliance Corp.                                 2,902       12,914
*   Sierra Oncology, Inc.                                   5,116       15,604
*   Spectrum Pharmaceuticals, Inc.                         69,632    1,499,873
#*  Stemline Therapeutics, Inc.                             6,467      103,149
    STERIS P.L.C.                                          79,408    7,219,775
    Stryker Corp.                                         155,528   25,565,693
*   Sucampo Pharmaceuticals, Inc. Class A                  78,504    1,409,147
#*  Supernus Pharmaceuticals, Inc.                        101,038    3,945,534
*   Surmodics, Inc.                                        23,848      698,746
#*  Syndax Pharmaceuticals, Inc.                           22,596      246,296
#*  Syneos Health, Inc.                                   179,437    6,881,409
#*  Taro Pharmaceutical Industries, Ltd.                   41,303    4,200,102
    Teleflex, Inc.                                         43,543   12,094,068
#*  Tenet Healthcare Corp.                                256,009    4,833,450
*   Tetraphase Pharmaceuticals, Inc.                       70,002      408,812
    Thermo Fisher Scientific, Inc.                        178,695   40,047,336
#*  Tivity Health, Inc.                                   102,618    3,976,448
#*  TransEnterix, Inc.                                     23,831       42,896
*   Triple-S Management Corp. Class B                      41,196      946,684
*   United Therapeutics Corp.                             119,204   15,377,316
    UnitedHealth Group, Inc.                              600,291  142,136,903
    Universal Health Services, Inc. Class B               153,429   18,641,623
#   US Physical Therapy, Inc.                              20,976    1,593,127
#   Utah Medical Products, Inc.                             4,329      390,043
#*  Varex Imaging Corp.                                    77,188    3,278,174
#*  Varian Medical Systems, Inc.                           74,602    9,511,755
*   Veeva Systems, Inc. Class A                            76,629    4,816,899
#*  Verastem, Inc.                                         73,481      260,858
*   Vertex Pharmaceuticals, Inc.                           60,215   10,048,077
*   Waters Corp.                                           49,335   10,637,119
*   WellCare Health Plans, Inc.                            66,860   14,066,007
#   West Pharmaceutical Services, Inc.                     84,115    8,428,323
#*  Xencor, Inc.                                           37,440      852,134
*   Zafgen, Inc.                                            1,564       10,745
    Zimmer Biomet Holdings, Inc.                           79,015   10,044,387
    Zoetis, Inc.                                          312,218   23,956,487
#*  Zogenix, Inc.                                             700       25,445

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
#*  Zynerba Pharmaceuticals, Inc.                          7,495 $       90,615
                                                                 --------------
Total Health Care                                                 2,614,773,731
                                                                 --------------
Industrials -- (12.9%)
    3M Co.                                               430,270    107,782,635
#   AAON, Inc.                                           105,074      3,824,694
    AAR Corp.                                             58,452      2,365,552
#   ABM Industries, Inc.                                 139,620      5,309,749
#*  Acacia Research Corp.                                 41,555        151,676
*   ACCO Brands Corp.                                    239,760      2,841,156
    Acme United Corp.                                      2,900         70,325
#   Actuant Corp. Class A                                102,880      2,546,280
#   Acuity Brands, Inc.                                   39,840      6,152,890
#   Advanced Drainage Systems, Inc.                       62,978      1,555,557
#*  AECOM                                                259,098     10,133,323
*   Aegion Corp.                                          53,845      1,350,433
*   AeroCentury Corp.                                        691         10,901
#*  Aerojet Rocketdyne Holdings, Inc.                    119,662      3,290,705
*   Aerovironment, Inc.                                   41,307      2,121,528
    AGCO Corp.                                           158,997     11,546,362
#   Air Lease Corp.                                      229,800     11,172,876
*   Air Transport Services Group, Inc.                   169,195      4,206,188
#   Aircastle, Ltd.                                      148,781      3,514,207
    Alamo Group, Inc.                                     23,124      2,659,954
#   Alaska Air Group, Inc.                               214,723     14,113,743
#   Albany International Corp. Class A                    57,920      3,675,024
#   Allegiant Travel Co.                                  40,138      6,391,976
    Allegion P.L.C.                                      105,138      9,053,433
    Allied Motion Technologies, Inc.                      19,703        686,650
#   Allison Transmission Holdings, Inc.                  358,074     15,841,194
*   Alpha PRO Tech, Ltd.                                   8,900         33,820
    Altra Industrial Motion Corp.                         61,385      3,216,574
    AMERCO                                                25,746      9,399,350
*   Ameresco, Inc. Class A                                21,115        183,700
#   American Airlines Group, Inc.                        360,513     19,583,066
#   American Railcar Industries, Inc.                     19,392        760,554
#*  American Superconductor Corp.                            896          4,668
*   American Woodmark Corp.                               35,230      4,785,995
    AMETEK, Inc.                                         211,089     16,106,091
*   AMREP Corp.                                            3,360         25,502
    AO Smith Corp.                                       155,958     10,414,875
#   Apogee Enterprises, Inc.                              60,118      2,735,970
    Applied Industrial Technologies, Inc.                 83,206      6,136,442
*   ARC Document Solutions, Inc.                          78,538        190,062
    ArcBest Corp.                                         41,022      1,458,332
    Arconic, Inc.                                        482,253     14,496,525
    Argan, Inc.                                           39,479      1,721,284
*   Armstrong Flooring, Inc.                              55,373        857,728
*   Armstrong World Industries, Inc.                     115,234      7,225,172
*   Arotech Corp.                                         34,633        126,410
    Astec Industries, Inc.                                49,064      3,061,594
#*  Astronics Corp.                                       44,166      1,969,804

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
*   Astronics Corp. Class B                                15,379 $    692,824
*   Atkore International Group, Inc.                        2,289       53,517
#*  Atlas Air Worldwide Holdings, Inc.                     55,876    3,145,819
*   Avalon Holdings Corp. Class A                             500        1,085
#*  Avis Budget Group, Inc.                               181,523    8,161,274
#*  Axon Enterprise, Inc.                                  61,535    1,628,216
#   AZZ, Inc.                                              47,620    2,166,710
#*  Babcock & Wilcox Enterprises, Inc.                     82,777      538,050
    Barnes Group, Inc.                                     97,184    6,393,735
    Barrett Business Services, Inc.                        18,247    1,271,633
*   Beacon Roofing Supply, Inc.                           120,652    7,299,446
*   BlueLinx Holdings, Inc.                                 2,583       41,819
*   BMC Stock Holdings, Inc.                              121,921    2,731,030
    Boeing Co. (The)                                      418,702  148,375,428
    Brady Corp. Class A                                    89,748    3,432,861
    Briggs & Stratton Corp.                                86,494    2,091,425
    Brink's Co. (The)                                     120,521   10,051,451
#*  Broadwind Energy, Inc.                                    488        1,205
*   Builders FirstSource, Inc.                            247,433    5,300,015
    BWX Technologies, Inc.                                153,158    9,716,343
*   CAI International, Inc.                                45,016    1,272,152
    Carlisle Cos., Inc.                                    89,577   10,230,589
*   Casella Waste Systems, Inc. Class A                    71,163    1,820,350
#   Caterpillar, Inc.                                     353,441   57,533,126
*   CBIZ, Inc.                                            124,036    2,046,594
    CECO Environmental Corp.                               69,616      315,360
#   Celadon Group, Inc.                                    49,165      272,866
#   CH Robinson Worldwide, Inc.                           124,548   11,391,160
*   Chart Industries, Inc.                                 67,092    3,325,750
#   Chicago Bridge & Iron Co. NV                          157,296    3,282,768
    Chicago Rivet & Machine Co.                               474       15,163
    Cintas Corp.                                           85,031   14,323,472
#   CIRCOR International, Inc.                             32,739    1,735,822
*   Civeo Corp.                                           157,043      549,650
#*  Clean Harbors, Inc.                                   113,092    6,258,511
*   Colfax Corp.                                          201,189    8,051,584
    Columbus McKinnon Corp.                                43,078    1,764,044
    Comfort Systems USA, Inc.                              75,984    3,236,918
*   Command Security Corp.                                  4,000       12,000
*   Commercial Vehicle Group, Inc.                         98,861    1,222,911
    CompX International, Inc.                               1,315       18,081
*   Continental Building Products, Inc.                    94,015    2,674,727
*   Continental Materials Corp.                               268        5,186
    Copa Holdings SA Class A                               55,407    7,664,450
*   Copart, Inc.                                          313,734   13,826,257
    Costamare, Inc.                                        28,088      183,134
#   Covanta Holding Corp.                                 331,739    5,423,933
*   Covenant Transportation Group, Inc. Class A            42,306    1,240,835
*   CPI Aerostructures, Inc.                                9,147       81,408
    CRA International, Inc.                                11,728      544,531
    Crane Co.                                              96,806    9,674,792
*   CSW Industrials, Inc.                                   3,238      155,100
    CSX Corp.                                             641,088   36,394,566

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Cubic Corp.                                            55,614 $ 3,228,393
    Cummins, Inc.                                         107,714  20,250,232
    Curtiss-Wright Corp.                                   84,544  11,046,519
    Deere & Co.                                           190,297  31,669,227
    Delta Air Lines, Inc.                                 725,693  41,197,592
#   Deluxe Corp.                                          108,158   8,032,895
*   DLH Holdings Corp.                                      6,522      38,871
    DMC Global, Inc.                                       23,018     527,112
    Donaldson Co., Inc.                                   254,962  12,916,375
    Douglas Dynamics, Inc.                                 59,486   2,450,823
    Dover Corp.                                           220,747  23,445,539
*   Ducommun, Inc.                                         15,979     466,267
    Dun & Bradstreet Corp. (The)                           65,726   8,132,278
*   DXP Enterprises, Inc.                                  33,910   1,160,061
#*  Dycom Industries, Inc.                                 78,034   9,107,348
    Eastern Co. (The)                                       7,093     189,738
    Eaton Corp. P.L.C.                                    229,360  19,259,359
*   Echo Global Logistics, Inc.                            74,610   2,178,612
    Ecology and Environment, Inc. Class A                   1,746      18,857
    EMCOR Group, Inc.                                     124,882  10,150,409
    Emerson Electric Co.                                  383,183  27,677,308
    Encore Wire Corp.                                      43,201   2,185,971
#*  Energy Focus, Inc.                                      2,870       7,806
    EnerSys                                                78,844   5,543,522
*   Engility Holdings, Inc.                                30,294     792,491
    Ennis, Inc.                                            50,610   1,007,139
    EnPro Industries, Inc.                                 34,532   3,038,471
    EnviroStar, Inc.                                          100       3,830
#   Equifax, Inc.                                          93,448  11,674,459
    ESCO Technologies, Inc.                                48,079   2,940,031
    Espey Manufacturing & Electronics Corp.                 1,489      36,629
    Essendant, Inc.                                        75,645     684,587
*   Esterline Technologies Corp.                           63,391   4,662,408
    Expeditors International of Washington, Inc.          128,769   8,363,547
    Exponent, Inc.                                         46,238   3,428,548
#   Fastenal Co.                                          219,954  12,088,672
    Federal Signal Corp.                                  139,055   2,828,379
    FedEx Corp.                                           202,631  53,186,585
#   Flowserve Corp.                                       143,673   6,511,260
    Fluor Corp.                                           186,255  11,305,678
    Forrester Research, Inc.                               29,137   1,271,830
    Fortive Corp.                                         203,090  15,438,902
    Fortune Brands Home & Security, Inc.                  127,584   9,049,533
    Forward Air Corp.                                      63,866   3,877,305
#*  Franklin Covey Co.                                     20,263     583,574
    Franklin Electric Co., Inc.                            85,278   3,863,093
    FreightCar America, Inc.                               30,380     473,320
*   FTI Consulting, Inc.                                   97,000   4,216,590
#*  Fuel Tech, Inc.                                         5,218       5,949
*   Gardner Denver Holdings, Inc.                           5,481     189,533
#   GATX Corp.                                             62,539   4,449,024
*   Gencor Industries, Inc.                                12,616     211,949
#*  Generac Holdings, Inc.                                152,394   7,456,638

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   General Cable Corp.                                      95,012 $ 2,821,856
    General Dynamics Corp.                                  152,050  33,828,084
    General Electric Co.                                  2,629,165  42,513,598
*   Genesee & Wyoming, Inc. Class A                         108,811   8,688,558
#*  Gibraltar Industries, Inc.                               65,780   2,440,438
    Global Brass & Copper Holdings, Inc.                     60,500   1,945,075
#*  Global Power Equipment Group, Inc.                       12,367      42,171
*   GMS, Inc.                                                88,295   3,026,753
#*  Golden Ocean Group, Ltd.                                 12,367     108,706
#*  Goldfield Corp. (The)                                    58,411     289,134
#   Gorman-Rupp Co. (The)                                    67,781   1,916,169
*   GP Strategies Corp.                                      39,710     990,764
    Graco, Inc.                                             282,771  13,233,683
    Graham Corp.                                             16,735     358,129
#   Granite Construction, Inc.                               67,504   4,501,842
*   Great Lakes Dredge & Dock Corp.                         126,794     595,932
#   Greenbrier Cos., Inc. (The)                              31,578   1,583,637
#   Griffon Corp.                                           110,204   2,209,590
    H&E Equipment Services, Inc.                             93,966   3,700,381
    Hardinge, Inc.                                           10,375     195,672
    Harris Corp.                                            137,327  21,887,177
*   Harsco Corp.                                            179,811   3,218,617
    Hawaiian Holdings, Inc.                                 141,081   5,269,375
#*  HC2 Holdings, Inc.                                        7,362      44,172
*   HD Supply Holdings, Inc.                                228,202   8,874,776
#   Healthcare Services Group, Inc.                          76,799   4,237,769
#   Heartland Express, Inc.                                 188,253   4,271,461
#   HEICO Corp.                                              66,065   5,306,341
    HEICO Corp. Class A                                     100,093   6,591,124
    Heidrick & Struggles International, Inc.                 46,482   1,227,125
#*  Herc Holdings, Inc.                                      65,857   4,328,122
*   Heritage-Crystal Clean, Inc.                             23,123     502,925
    Herman Miller, Inc.                                     143,180   5,798,790
#*  Hertz Global Holdings, Inc.                             141,777   3,250,947
    Hexcel Corp.                                            178,905  12,228,157
#*  Hill International, Inc.                                 78,508     447,496
    Hillenbrand, Inc.                                       134,419   5,954,762
#   HNI Corp.                                                99,496   3,869,399
    Honeywell International, Inc.                           436,883  69,757,109
*   Houston Wire & Cable Co.                                 26,484     185,388
*   Hub Group, Inc. Class A                                  65,490   3,146,794
    Hubbell, Inc.                                            69,123   9,397,272
*   Hudson Global, Inc.                                      23,996      51,111
#*  Hudson Technologies, Inc.                               100,174     629,093
    Huntington Ingalls Industries, Inc.                      72,462  17,212,623
    Hurco Cos., Inc.                                         12,852     580,268
*   Huron Consulting Group, Inc.                             46,825   1,880,024
#*  Huttig Building Products, Inc.                            2,588      18,271
    Hyster-Yale Materials Handling, Inc.                     23,069   1,953,714
*   ICF International, Inc.                                  29,736   1,578,982
    IDEX Corp.                                               76,084  10,916,532
#*  IES Holdings, Inc.                                        6,920     121,100
    Illinois Tool Works, Inc.                               218,339  37,918,934

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Ingersoll-Rand P.L.C.                                 210,468 $19,916,587
*   InnerWorkings, Inc.                                   144,128   1,442,721
*   Innovative Solutions & Support, Inc.                   10,802      33,486
    Insperity, Inc.                                        98,988   6,063,015
#   Insteel Industries, Inc.                               47,339   1,483,131
    Interface, Inc.                                       123,111   3,071,619
#*  Intersections, Inc.                                    13,979      32,711
    ITT, Inc.                                             178,852  10,015,712
    Jacobs Engineering Group, Inc.                         95,630   6,642,460
    JB Hunt Transport Services, Inc.                       98,438  11,894,264
#*  JetBlue Airways Corp.                                 639,615  13,342,369
#   John Bean Technologies Corp.                           64,426   7,328,457
#   Johnson Controls International P.L.C.                 417,566  16,339,358
    Kadant, Inc.                                           20,484   2,053,521
    Kaman Corp.                                            57,014   3,574,778
    Kansas City Southern                                  141,368  15,992,962
    KAR Auction Services, Inc.                            246,176  13,426,439
#   KBR, Inc.                                             296,790   6,036,709
    Kelly Services, Inc. Class A                           73,289   2,074,812
    Kelly Services, Inc. Class B                              319       9,345
#   Kennametal, Inc.                                      173,816   8,478,744
*   Key Technology, Inc.                                    8,669     230,769
#*  KEYW Holding Corp. (The)                                3,401      22,787
    Kforce, Inc.                                           70,921   1,840,400
    Kimball International, Inc. Class B                    99,956   1,856,183
*   Kirby Corp.                                            88,742   6,646,776
*   KLX, Inc.                                             107,813   7,618,067
#   Knight-Swift Transportation Holdings, Inc.            304,826  15,177,287
    Knoll, Inc.                                           118,077   2,708,686
    Korn/Ferry International                              116,131   5,174,797
#*  Kratos Defense & Security Solutions, Inc.             176,839   2,017,733
    L3 Technologies, Inc.                                  78,085  16,589,939
    Landstar System, Inc.                                  86,084   9,559,628
*   Lawson Products, Inc.                                  15,719     373,326
#*  Layne Christensen Co.                                  20,348     274,495
*   LB Foster Co. Class A                                  19,326     524,701
    Lennox International, Inc.                             47,038  10,250,051
*   Limbach Holdings, Inc.                                  5,600      78,456
    Lincoln Electric Holdings, Inc.                       134,817  13,154,095
#   Lindsay Corp.                                          19,479   1,737,722
    Lockheed Martin Corp.                                 184,600  65,505,310
    LS Starrett Co. (The) Class A                          11,092      92,618
    LSC Communications, Inc.                               55,685     761,771
    LSI Industries, Inc.                                   44,952     356,919
*   Lydall, Inc.                                           34,949   1,670,562
#   Macquarie Infrastructure Corp.                        115,836   7,685,719
*   Manitex International, Inc.                             5,100      52,275
#*  Manitowoc Co., Inc. (The)                              69,079   2,768,686
    ManpowerGroup, Inc.                                   104,518  13,732,620
    Marten Transport, Ltd.                                 77,240   1,791,968
    Masco Corp.                                           224,348  10,019,382
*   Masonite International Corp.                           68,273   4,762,042
*   MasTec, Inc.                                          186,262   9,946,391

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   Mastech Digital, Inc.                                   1,412 $    13,965
    Matson, Inc.                                          100,052   3,422,779
    Matthews International Corp. Class A                   59,827   3,350,312
#   Maxar Technologies, Ltd.                               23,003   1,450,109
    McGrath RentCorp                                       56,787   2,714,419
*   Mercury Systems, Inc.                                  77,860   3,738,837
*   Meritor, Inc.                                         205,207   5,598,047
#*  Middleby Corp. (The)                                   60,087   8,187,455
*   Milacron Holdings Corp.                               144,638   2,743,783
    Miller Industries, Inc.                                14,667     382,075
*   Mistras Group, Inc.                                    49,388   1,052,458
#   Mobile Mini, Inc.                                      95,830   3,627,165
*   Moog, Inc. Class A                                     66,623   6,000,067
*   Moog, Inc. Class B                                      3,215     287,598
*   MRC Global, Inc.                                      206,462   3,712,187
    MSA Safety, Inc.                                       62,251   4,874,876
    MSC Industrial Direct Co., Inc. Class A                88,484   8,306,878
    Mueller Industries, Inc.                              122,921   4,067,456
    Mueller Water Products, Inc. Class A                  361,496   4,204,198
#   Multi-Color Corp.                                      43,439   3,366,522
*   MYR Group, Inc.                                        41,710   1,413,135
#   National Presto Industries, Inc.                       11,915   1,211,160
*   Navigant Consulting, Inc.                              91,015   1,867,628
*   Navistar International Corp.                          166,950   7,651,318
*   NCI Building Systems, Inc.                            166,328   3,068,752
    Nielsen Holdings P.L.C.                               404,382  15,127,931
*   NL Industries, Inc.                                    60,141     781,833
#   NN, Inc.                                               63,895   1,840,176
#   Nordson Corp.                                          79,725  11,458,077
    Norfolk Southern Corp.                                194,976  29,417,979
    Northrop Grumman Corp.                                117,671  40,070,506
#*  Northwest Pipe Co.                                      9,070     172,330
#*  NOW, Inc.                                             226,387   2,669,103
#*  NV5 Global, Inc.                                       21,022   1,024,822
    Old Dominion Freight Line, Inc.                       139,048  20,363,580
#   Omega Flex, Inc.                                        5,588     341,762
*   On Assignment, Inc.                                   107,856   8,258,534
    Orbital ATK, Inc.                                     104,768  13,818,899
*   Orion Group Holdings, Inc.                             28,772     216,365
    Oshkosh Corp.                                         135,061  12,252,734
    Owens Corning                                         172,258  16,014,826
    PACCAR, Inc.                                          284,837  21,237,447
*   PAM Transportation Services, Inc.                       2,984     111,930
    Park-Ohio Holdings Corp.                               25,926   1,079,818
    Parker-Hannifin Corp.                                 103,631  20,873,356
*   Patrick Industries, Inc.                               59,473   3,809,246
*   Patriot Transportation Holding, Inc.                    1,454      27,626
#   Pendrell Corp.                                            171      98,204
    Pentair P.L.C.                                        194,772  13,926,198
*   Performant Financial Corp.                             69,152     176,338
*   Perma-Fix Environmental Services                          300       1,080
*   Perma-Pipe International Holdings, Inc.                 6,009      54,682
*   PGT Innovations, Inc.                                 155,144   2,474,547

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   Pioneer Power Solutions, Inc.                             100 $       760
    Pitney Bowes, Inc.                                    267,626   3,776,203
*   Ply Gem Holdings, Inc.                                 75,231   1,613,705
    Powell Industries, Inc.                                24,138     786,657
#*  Power Solutions International, Inc.                     4,237      29,659
    Preformed Line Products Co.                             4,537     335,103
    Primoris Services Corp.                               107,295   2,789,670
*   Proto Labs, Inc.                                       35,120   3,840,372
    Quad/Graphics, Inc.                                    98,985   2,189,548
    Quanex Building Products Corp.                         79,931   1,654,572
*   Quanta Services, Inc.                                 291,856  11,233,537
*   Radiant Logistics, Inc.                                75,394     362,645
    Raven Industries, Inc.                                 54,019   2,082,432
    Raytheon Co.                                          147,164  30,748,446
#*  RBC Bearings, Inc.                                     39,263   4,947,138
    RCM Technologies, Inc.                                  7,192      45,525
    Regal Beloit Corp.                                     87,071   6,782,831
    Republic Services, Inc.                               249,830  17,188,304
    Resources Connection, Inc.                             69,137   1,130,390
*   Rexnord Corp.                                         221,032   6,213,210
*   Roadrunner Transportation Systems, Inc.                46,553     259,300
    Robert Half International, Inc.                       232,555  13,460,283
    Rockwell Automation, Inc.                             111,304  21,959,166
    Rockwell Collins, Inc.                                199,758  27,664,485
    Rollins, Inc.                                         170,172   8,396,286
    Roper Technologies, Inc.                               49,364  13,851,045
    RPX Corp.                                             112,307   1,576,790
*   Rush Enterprises, Inc. Class A                         65,433   3,536,654
*   Rush Enterprises, Inc. Class B                          7,381     375,102
    Ryder System, Inc.                                    149,269  12,990,881
*   Saia, Inc.                                             54,270   4,100,098
#   Scorpio Bulkers, Inc.                                   6,850      52,060
#*  Sensata Technologies Holding NV                       239,471  13,470,244
    Servotronics, Inc.                                        389       4,065
*   SIFCO Industries, Inc.                                  3,251      21,294
    Simpson Manufacturing Co., Inc.                        88,745   5,212,881
#*  SiteOne Landscape Supply, Inc.                         58,182   4,431,141
    SkyWest, Inc.                                         108,592   6,054,004
#   Snap-on, Inc.                                          70,777  12,124,808
    Southwest Airlines Co.                                529,313  32,182,230
*   SP Plus Corp.                                          47,972   1,849,321
    Spartan Motors, Inc.                                   64,437     863,456
*   Sparton Corp.                                           7,073     162,750
    Spirit Aerosystems Holdings, Inc. Class A             210,309  21,527,229
#*  Spirit Airlines, Inc.                                 155,695   6,557,873
*   SPX Corp.                                              58,993   1,843,531
*   SPX FLOW, Inc.                                         75,923   3,520,549
    Standex International Corp.                            23,161   2,430,747
    Stanley Black & Decker, Inc.                          105,070  17,465,786
    Steelcase, Inc. Class A                               183,775   2,857,701
*   Stericycle, Inc.                                      121,146   9,129,563
#*  Sterling Construction Co., Inc.                        55,801     778,424
    Sun Hydraulics Corp.                                   41,707   2,589,171

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#*  Team, Inc.                                             53,485 $   909,245
#*  Teledyne Technologies, Inc.                            61,440  11,730,125
#   Tennant Co.                                            30,089   2,027,999
#   Terex Corp.                                           165,675   7,790,038
    Tetra Tech, Inc.                                      104,205   5,178,988
*   Textainer Group Holdings, Ltd.                         50,784   1,244,208
    Textron, Inc.                                         335,644  19,692,233
#*  Thermon Group Holdings, Inc.                           62,448   1,447,545
    Timken Co. (The)                                      136,064   7,150,163
#   Titan International, Inc.                             133,024   1,770,549
*   Titan Machinery, Inc.                                  59,024   1,268,426
    Toro Co. (The)                                        134,378   8,821,916
#*  TPI Composites, Inc.                                   12,793     256,883
*   Transcat, Inc.                                          9,201     143,536
#   TransDigm Group, Inc.                                  34,893  11,057,941
*   TransUnion                                            153,691   9,123,098
*   Trex Co., Inc.                                         48,428   5,404,081
*   TriMas Corp.                                           73,007   1,941,986
*   TriNet Group, Inc.                                    102,503   4,496,807
    Trinity Industries, Inc.                              314,663  10,846,434
    Triton International, Ltd.                             94,475   3,646,735
#   Triumph Group, Inc.                                   116,250   3,388,687
*   TrueBlue, Inc.                                         85,535   2,339,382
#*  Tutor Perini Corp.                                    106,635   2,639,216
*   Twin Disc, Inc.                                        23,435     690,864
*   Ultralife Corp.                                        21,230     144,364
#   UniFirst Corp.                                         26,576   4,393,013
    Union Pacific Corp.                                   501,031  66,887,638
*   United Continental Holdings, Inc.                     439,001  29,773,048
    United Parcel Service, Inc. Class B                   492,959  62,763,540
*   United Rentals, Inc.                                  139,680  25,297,445
    United Technologies Corp.                             520,789  71,874,090
*   Univar, Inc.                                          189,085   5,646,078
    Universal Forest Products, Inc.                       125,775   4,695,181
    Universal Logistics Holdings, Inc.                     12,449     289,439
#   US Ecology, Inc.                                       41,527   2,169,786
*   USA Truck, Inc.                                        11,153     224,844
#*  USG Corp.                                             270,442  10,455,288
    Valmont Industries, Inc.                               43,764   7,159,790
*   Vectrus, Inc.                                          26,839     815,906
*   Verisk Analytics, Inc.                                148,655  14,872,933
*   Veritiv Corp.                                           3,055      87,678
    Viad Corp.                                             47,805   2,715,324
*   Vicor Corp.                                            15,288     279,770
    Virco Manufacturing Corp.                               6,967      32,745
*   Volt Information Sciences, Inc.                        14,850      64,597
    VSE Corp.                                              16,503     817,724
#   Wabash National Corp.                                 145,289   3,752,815
*   WABCO Holdings, Inc.                                   57,799   8,923,588
#   Wabtec Corp.                                          111,657   9,048,683
    Waste Management, Inc.                                307,915  27,228,923
    Watsco, Inc.                                           62,743  11,280,564
    Watsco, Inc. Class B                                    2,268     408,807

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A                52,123 $    4,156,809
#*  Welbilt, Inc.                                        279,653      6,236,262
#   Werner Enterprises, Inc.                             163,568      6,657,218
*   Wesco Aircraft Holdings, Inc.                        207,415      1,483,017
*   WESCO International, Inc.                             98,057      6,682,585
#*  Willdan Group, Inc.                                   16,631        376,858
*   Willis Lease Finance Corp.                             4,420        119,340
    Woodward, Inc.                                       104,923      8,133,631
#   WW Grainger, Inc.                                     63,081     17,010,422
*   Xerium Technologies, Inc.                              1,300          5,681
#*  XPO Logistics, Inc.                                  235,493     22,239,959
    Xylem, Inc.                                          208,863     15,092,440
*   YRC Worldwide, Inc.                                   71,980      1,149,521
                                                                 --------------
Total Industrials                                                 3,174,423,718
                                                                 --------------
Information Technology -- (19.7%)
#*  3D Systems Corp.                                      50,584        517,980
    Accenture P.L.C. Class A                             431,332     69,315,052
#*  ACI Worldwide, Inc.                                  232,985      5,461,168
    Activision Blizzard, Inc.                            282,340     20,929,864
*   Actua Corp.                                           91,383      1,425,575
#*  Acxiom Corp.                                         129,914      3,516,772
*   ADDvantage Technologies Group, Inc.                    3,642          5,390
*   Adobe Systems, Inc.                                  224,941     44,934,214
    ADTRAN, Inc.                                          80,857      1,293,712
#*  Advanced Energy Industries, Inc.                      87,422      6,218,327
#*  Advanced Micro Devices, Inc.                         617,568      8,485,384
*   Agilysys, Inc.                                        32,960        395,520
*   Akamai Technologies, Inc.                            216,969     14,534,753
*   ALJ Regional Holdings, Inc.                            6,820         21,551
    Alliance Data Systems Corp.                           57,136     14,664,526
*   Alpha & Omega Semiconductor, Ltd.                     51,626        866,801
*   Alphabet, Inc. Class A                               115,552    136,607,885
*   Alphabet, Inc. Class C                               121,242    141,845,865
#*  Ambarella, Inc.                                        5,213        262,735
    Amdocs, Ltd.                                         141,569      9,683,320
    American Software, Inc. Class A                       39,143        490,462
*   Amkor Technology, Inc.                               531,147      5,343,339
    Amphenol Corp. Class A                               204,490     18,970,537
*   Amtech Systems, Inc.                                  36,011        361,190
    Analog Devices, Inc.                                 142,286     13,073,238
#*  ANGI Homeservices, Inc. Class A                       20,945        279,825
*   Anixter International, Inc.                           72,411      6,060,801
*   ANSYS, Inc.                                           61,666      9,968,309
#*  Appfolio, Inc. Class A                                13,650        578,078
    Apple, Inc.                                        3,913,148    655,178,370
    Applied Materials, Inc.                              613,408     32,897,071
#*  Applied Optoelectronics, Inc.                          9,891        320,369
*   Arista Networks, Inc.                                 63,586     17,538,291
*   ARRIS International P.L.C.                           355,851      9,003,030
*   Arrow Electronics, Inc.                              122,512      9,965,126
#*  Aspen Technology, Inc.                               150,726     11,673,729

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    AstroNova, Inc.                                          8,520 $    114,168
#*  Asure Software, Inc.                                    18,562      282,142
#*  Atlassian Corp. P.L.C. Class A                          29,711    1,604,097
#*  Autodesk, Inc.                                          70,340    8,132,711
    Automatic Data Processing, Inc.                        312,554   38,641,051
#*  AutoWeb, Inc.                                           16,158      133,465
*   Aviat Networks, Inc.                                     3,930       63,902
#*  Avid Technology, Inc.                                   90,467      488,522
    Avnet, Inc.                                            198,082    8,418,485
    AVX Corp.                                              133,987    2,403,727
*   Aware, Inc.                                             15,293       69,583
#*  Axcelis Technologies, Inc.                              58,751    1,521,651
*   AXT, Inc.                                               99,855      788,854
#   Badger Meter, Inc.                                      47,118    2,271,088
*   Barracuda Networks, Inc.                               103,441    2,849,800
*   Bazaarvoice, Inc.                                      113,719      625,454
    Bel Fuse, Inc. Class A                                   1,700       32,691
    Bel Fuse, Inc. Class B                                  17,612      361,927
#   Belden, Inc.                                            85,174    7,220,200
*   Benchmark Electronics, Inc.                             78,535    2,273,588
    Black Box Corp.                                         36,076      126,266
*   Black Knight, Inc.                                     130,456    6,457,572
#   Blackbaud, Inc.                                         59,770    5,727,161
*   Blackhawk Network Holdings, Inc.                       104,141    4,733,208
#*  Blucora, Inc.                                           54,213    1,322,797
    Booz Allen Hamilton Holding Corp.                      227,592    8,917,055
*   Bottomline Technologies de, Inc.                        23,728      866,072
    Broadcom, Ltd.                                         174,005   43,158,460
    Broadridge Financial Solutions, Inc.                   160,983   15,520,371
*   BroadVision, Inc.                                        3,362       10,590
    Brooks Automation, Inc.                                124,193    3,464,985
*   BSQUARE Corp.                                           18,279       78,600
    CA, Inc.                                               577,969   20,720,189
    Cabot Microelectronics Corp.                            45,057    4,590,858
*   CACI International, Inc. Class A                        46,507    6,536,559
*   Cadence Design Systems, Inc.                           259,421   11,637,626
#*  CalAmp Corp.                                            61,302    1,500,673
*   Calix, Inc.                                            102,448      655,667
#*  Carbonite, Inc.                                         41,674    1,050,185
*   Cardtronics P.L.C. Class A                             113,077    2,765,863
#*  Cars.com, Inc.                                         183,022    5,433,923
    Cass Information Systems, Inc.                          21,739    1,259,775
*   Cavium, Inc.                                            57,773    5,129,087
    CCUR Holdings, Inc.                                      5,951       34,040
    CDK Global, Inc.                                       129,754    9,250,163
    CDW Corp.                                              227,928   17,046,735
#*  Ceva, Inc.                                              22,731    1,000,164
#*  Ciena Corp.                                            297,920    6,339,738
#*  Cimpress NV                                             46,043    5,866,339
*   Cirrus Logic, Inc.                                     127,519    6,321,117
    Cisco Systems, Inc.                                  2,718,780  112,938,121
*   Citrix Systems, Inc.                                   113,291   10,508,873
*   Clearfield, Inc.                                         9,584      124,113

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#   ClearOne, Inc.                                          2,700 $    21,330
    Cognex Corp.                                          184,670  11,517,868
    Cognizant Technology Solutions Corp. Class A          294,858  22,993,027
#*  Coherent, Inc.                                         41,073  10,659,265
    Cohu, Inc.                                             50,194   1,142,917
#*  CommerceHub, Inc. Series A                             20,778     420,131
*   CommerceHub, Inc. Series C                             25,949     500,556
#*  CommScope Holding Co., Inc.                           253,392   9,788,533
    Communications Systems, Inc.                            7,990      27,965
*   Computer Task Group, Inc.                              15,078      78,406
    Comtech Telecommunications Corp.                       61,466   1,329,510
#*  Conduent, Inc.                                        330,723   5,423,857
#*  Control4 Corp.                                         20,764     562,912
#   Convergys Corp.                                       151,936   3,535,551
*   CoreLogic, Inc.                                       174,810   8,279,002
    Corning, Inc.                                         508,963  15,889,825
#*  CoStar Group, Inc.                                     19,322   6,687,537
*   Cray, Inc.                                             85,645   2,076,891
#*  Cree, Inc.                                            201,791   6,963,807
    CSG Systems International, Inc.                        71,555   3,232,139
    CSP, Inc.                                               1,909      33,408
    CSRA, Inc.                                            240,207   7,994,089
    CTS Corp.                                              59,690   1,641,475
#*  CyberOptics Corp.                                       7,576     115,534
#   Cypress Semiconductor Corp.                           585,797  10,128,430
#   Daktronics, Inc.                                      102,723     951,215
*   DASAN Zhone Solutions, Inc.                             1,100      10,406
*   Data I/O Corp.                                         13,075     148,794
*   Dell Technologies, Inc. Class V                       106,429   7,630,959
*   DHI Group, Inc.                                       120,463     216,833
#   Diebold Nixdorf, Inc.                                 119,354   2,202,081
*   Digi International, Inc.                               28,183     291,694
*   Diodes, Inc.                                          110,710   3,120,915
    Dolby Laboratories, Inc. Class A                      101,583   6,535,850
*   DSP Group, Inc.                                        30,099     394,297
    DST Systems, Inc.                                     126,412  10,538,968
    DXC Technology Co.                                    313,151  31,174,182
*   eBay, Inc.                                            639,896  25,966,980
#   Ebix, Inc.                                             32,408   2,660,697
*   EchoStar Corp. Class A                                 83,320   5,087,519
*   Edgewater Technology, Inc.                             14,200      84,916
*   Electro Scientific Industries, Inc.                    44,149   1,033,970
*   Electronic Arts, Inc.                                 180,505  22,916,915
*   Electronics for Imaging, Inc.                          72,562   2,121,713
#*  Ellie Mae, Inc.                                        26,378   2,466,343
#*  eMagin Corp.                                            9,611      12,975
*   Emcore Corp.                                           38,852     262,251
#*  Endurance International Group Holdings, Inc.           87,729     728,151
    Entegris, Inc.                                        235,022   7,649,966
*   Envestnet, Inc.                                        19,414   1,043,502
*   EPAM Systems, Inc.                                     71,313   8,377,851
*   ePlus, Inc.                                            29,208   2,254,858
*   Etsy, Inc.                                             45,741     858,101

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Euronet Worldwide, Inc.                                 88,415 $  8,299,516
*   Evolving Systems, Inc.                                   9,237       49,880
*   ExlService Holdings, Inc.                               62,731    3,810,908
*   Extreme Networks, Inc.                                 117,103    1,760,058
*   F5 Networks, Inc.                                       64,958    9,389,029
#*  Fabrinet                                                78,777    1,954,457
*   Facebook, Inc. Class A                               1,213,875  226,861,099
    Fair Isaac Corp.                                        50,896    8,787,703
#*  FARO Technologies, Inc.                                 36,289    1,955,977
    Fidelity National Information Services, Inc.           247,991   25,384,359
#*  Finisar Corp.                                          243,758    4,377,894
*   Finjan Holdings, Inc.                                   41,156       79,843
#*  FireEye, Inc.                                           93,040    1,403,043
#*  First Data Corp. Class A                               280,308    4,961,452
*   First Solar, Inc.                                      198,727   13,348,493
*   Fiserv, Inc.                                           159,078   22,404,546
#*  Fitbit, Inc. Class A                                   129,751      668,218
*   FleetCor Technologies, Inc.                             79,788   16,954,950
*   Flex, Ltd.                                           1,004,906   18,098,357
    FLIR Systems, Inc.                                     238,913   12,234,735
*   FormFactor, Inc.                                       135,822    1,949,046
*   Fortinet, Inc.                                          85,866    3,953,271
*   Frequency Electronics, Inc.                              5,169       48,795
#*  Gartner, Inc.                                           80,936   11,229,061
    Genpact, Ltd.                                          316,479   10,741,297
    Global Payments, Inc.                                  199,893   22,344,040
    GlobalSCAPE, Inc.                                       22,654       80,422
#*  Globant SA                                              12,124      550,915
*   Glu Mobile, Inc.                                       195,124      729,764
#*  GoDaddy, Inc. Class A                                  102,368    5,653,785
#*  GrubHub, Inc.                                           78,042    5,638,534
*   GSE Systems, Inc.                                       10,738       35,435
*   GSI Technology, Inc.                                    33,324      267,592
#*  GTT Communications, Inc.                                97,319    4,491,272
#*  Guidewire Software, Inc.                                67,842    5,390,047
    Hackett Group, Inc. (The)                               73,423    1,175,502
#*  Harmonic, Inc.                                         177,894      649,313
    Hewlett Packard Enterprise Co.                       1,093,686   17,936,450
    HP, Inc.                                             1,061,481   24,753,737
*   IAC/InterActiveCorp                                    108,341   15,706,195
*   ID Systems, Inc.                                         7,118       52,744
*   IEC Electronics Corp.                                    5,002       19,408
#*  II-VI, Inc.                                            114,897    4,900,357
#*  Infinera Corp.                                         318,543    2,060,973
#*  Innodata, Inc.                                          13,032       15,117
#*  Inphi Corp.                                              6,295      188,032
#*  Inseego Corp.                                           23,600       50,504
*   Insight Enterprises, Inc.                               58,204    2,160,532
*   Integrated Device Technology, Inc.                     185,692    5,552,191
    Intel Corp.                                          3,566,951  171,713,021
    InterDigital, Inc.                                      91,150    7,114,257
#*  Internap Corp.                                          31,240      522,645
    International Business Machines Corp.                  638,815  104,574,015

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   inTEST Corp.                                            11,556 $    102,271
*   Intevac, Inc.                                           23,688      161,078
*   IntriCon Corp.                                           2,604       49,085
    Intuit, Inc.                                           164,065   27,546,513
*   IPG Photonics Corp.                                     77,366   19,492,364
#*  Iteris, Inc.                                             3,700       25,012
*   Itron, Inc.                                             71,357    5,223,332
#   j2 Global, Inc.                                         99,565    7,964,204
    Jabil, Inc.                                            414,762   10,547,398
    Jack Henry & Associates, Inc.                           99,725   12,431,718
    Juniper Networks, Inc.                                 379,208    9,916,289
*   Kemet Corp.                                            118,504    2,412,741
*   Key Tronic Corp.                                         8,234       59,038
*   Keysight Technologies, Inc.                            252,629   11,802,827
*   Kimball Electronics, Inc.                               24,551      454,194
    KLA-Tencor Corp.                                       150,299   16,502,830
#*  Knowles Corp.                                          191,789    2,922,864
#*  Kopin Corp.                                             52,846      175,449
*   Kulicke & Soffa Industries, Inc.                       157,496    3,623,983
*   KVH Industries, Inc.                                    28,875      319,069
#   Lam Research Corp.                                     144,300   27,636,336
*   Lattice Semiconductor Corp.                            206,422    1,343,807
#*  Leaf Group, Ltd.                                        41,223      360,701
    Leidos Holdings, Inc.                                  192,590   12,826,494
*   LGL Group, Inc. (The)                                    1,687        9,734
#*  Lightpath Technologies, Inc. Class A                     5,719       13,726
*   Limelight Networks, Inc.                               118,033      516,985
*   Liquidity Services, Inc.                                48,137      231,058
#   Littelfuse, Inc.                                        40,997    8,910,288
    LogMeIn, Inc.                                           81,343   10,232,949
#*  LRAD Corp.                                              20,627       51,774
#*  Lumentum Holdings, Inc.                                 53,102    2,458,623
*   Luna Innovations, Inc.                                  22,408       48,849
*   Luxoft Holding, Inc.                                    21,853    1,257,640
#*  MACOM Technology Solutions Holdings, Inc.               60,692    1,887,521
#*  MagnaChip Semiconductor Corp.                           57,288      716,100
#*  Manhattan Associates, Inc.                             100,621    5,314,801
    ManTech International Corp. Class A                     58,037    3,021,987
*   Marchex, Inc. Class B                                   65,059      223,152
    Marvell Technology Group, Ltd.                         473,422   11,044,935
    Mastercard, Inc. Class A                               681,103  115,106,407
#*  Match Group, Inc.                                       64,297    2,246,537
    Maxim Integrated Products, Inc.                        193,944   11,830,584
    MAXIMUS, Inc.                                          134,571    9,175,051
#*  MaxLinear, Inc.                                         80,649    2,079,938
#*  Maxwell Technologies, Inc.                              30,742      177,996
#*  Meet Group, Inc.(The)                                   55,452      153,048
#   Mesa Laboratories, Inc.                                  4,842      685,191
    Methode Electronics, Inc.                               76,679    3,132,337
#   Microchip Technology, Inc.                             166,167   15,822,422
*   Micron Technology, Inc.                              1,291,849   56,479,638
*   Microsemi Corp.                                        232,076   14,339,976
    Microsoft Corp.                                      4,664,094  443,135,571

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   MicroStrategy, Inc. Class A                              17,124 $ 2,358,489
    MKS Instruments, Inc.                                   106,828  10,928,504
#*  ModusLink Global Solutions, Inc.                         93,781     209,132
*   MoneyGram International, Inc.                            47,724     576,506
    Monolithic Power Systems, Inc.                           31,222   3,719,165
    Monotype Imaging Holdings, Inc.                          63,421   1,518,933
    Motorola Solutions, Inc.                                103,158  10,260,095
    MTS Systems Corp.                                        32,309   1,675,222
*   Nanometrics, Inc.                                        44,106   1,092,506
#*  Napco Security Technologies, Inc.                        21,110     193,157
#   National Instruments Corp.                              159,351   7,957,989
#*  NCR Corp.                                               273,638  10,264,161
#*  NeoPhotonics Corp.                                       73,915     414,663
    NetApp, Inc.                                            297,563  18,300,124
*   NETGEAR, Inc.                                            65,563   4,569,741
#*  Netscout Systems, Inc.                                  185,527   5,287,519
#*  NetSol Technologies, Inc.                                 4,527      22,409
    Network-1 Technologies, Inc.                             20,692      51,730
#   NIC, Inc.                                                85,705   1,422,703
*   Novanta, Inc.                                            44,144   2,555,938
*   Nuance Communications, Inc.                             427,630   7,616,090
#*  Nutanix, Inc. Class A                                    41,252   1,324,189
    NVE Corp.                                                 5,036     422,118
    NVIDIA Corp.                                            374,667  92,093,149
#*  Oclaro, Inc.                                            209,772   1,246,046
*   ON Semiconductor Corp.                                  740,416  18,317,892
*   Optical Cable Corp.                                       3,696       8,686
    Oracle Corp.                                          1,377,781  71,079,722
#*  OSI Systems, Inc.                                        34,722   2,294,430
#*  Palo Alto Networks, Inc.                                 28,589   4,513,345
*   PAR Technology Corp.                                     24,070     207,002
    Park Electrochemical Corp.                               29,973     548,506
    Paychex, Inc.                                           261,314  17,834,680
#*  Paycom Software, Inc.                                    89,925   8,240,727
*   Paylocity Holding Corp.                                  53,641   2,804,888
*   PayPal Holdings, Inc.                                   454,110  38,744,665
    PC Connection, Inc.                                      31,750     831,850
    PC-Tel, Inc.                                             13,527      96,853
#*  PCM, Inc.                                                14,146     125,192
#*  PDF Solutions, Inc.                                      49,168     672,618
#   Pegasystems, Inc.                                        95,061   4,833,852
*   Perceptron, Inc.                                          8,835      92,061
*   Perficient, Inc.                                         93,678   1,814,543
#*  PFSweb, Inc.                                             27,659     204,123
#*  Photronics, Inc.                                        141,478   1,188,415
*   Pixelworks, Inc.                                         33,493     203,972
    Plantronics, Inc.                                        56,898   3,356,413
*   Plexus Corp.                                             73,775   4,408,056
    Power Integrations, Inc.                                 31,822   2,377,103
*   PRGX Global, Inc.                                        32,938     250,329
    Progress Software Corp.                                  82,510   4,111,473
#*  Proofpoint, Inc.                                         22,867   2,332,891
*   PTC, Inc.                                                78,435   5,700,656

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    QAD, Inc. Class A                                      14,038 $   605,038
    QAD, Inc. Class B                                       1,959      65,333
#*  Qorvo, Inc.                                           118,473   8,502,807
    QUALCOMM, Inc.                                        975,542  66,580,741
*   Qualys, Inc.                                           45,374   2,835,875
*   QuinStreet, Inc.                                       39,716     370,550
*   Qumu Corp.                                              6,460      11,757
*   Rambus, Inc.                                          170,777   2,156,914
#*  RealNetworks, Inc.                                    129,142     400,340
#*  RealPage, Inc.                                        110,925   5,518,519
#*  Red Hat, Inc.                                         108,478  14,251,840
    Reis, Inc.                                             18,136     376,322
    Relm Wireless Corp.                                     1,238       4,457
    RF Industries, Ltd.                                     4,931      15,286
*   Ribbon Communications, Inc.                           129,152     901,481
    Richardson Electronics, Ltd.                            9,355      75,869
*   RingCentral, Inc. Class A                               2,024     109,903
*   Rogers Corp.                                           32,257   5,315,308
*   Rosetta Stone, Inc.                                    20,764     265,364
*   Rubicon Project, Inc. (The)                            15,761      30,261
*   Rudolph Technologies, Inc.                             57,009   1,493,636
#   Sabre Corp.                                           461,483   9,585,002
*   salesforce.com, Inc.                                  128,063  14,587,656
*   Sanmina Corp.                                         157,130   4,108,949
*   ScanSource, Inc.                                       52,640   1,800,288
#   Science Applications International Corp.               99,595   7,633,957
*   Seachange International, Inc.                          86,843     289,187
#   Seagate Technology P.L.C.                             284,827  15,722,450
*   Semtech Corp.                                         122,317   4,378,949
#*  ServiceNow, Inc.                                       50,177   7,469,850
*   ServiceSource International, Inc.                      21,415      72,811
*   Shutterstock, Inc.                                     38,999   1,726,096
*   Sigma Designs, Inc.                                    69,199     390,974
*   Silicon Laboratories, Inc.                             47,208   4,541,410
#   Skyworks Solutions, Inc.                              200,515  19,492,063
*   SMTC Corp.                                             10,077      22,169
#*  SolarEdge Technologies, Inc.                           54,033   1,939,785
#*  Splunk, Inc.                                           35,243   3,255,396
    SS&C Technologies Holdings, Inc.                      220,780  11,100,818
#*  Stamps.com, Inc.                                       39,336   8,018,644
*   StarTek, Inc.                                          26,723     334,038
#*  Stratasys, Ltd.                                       107,673   2,303,125
#*  SunPower Corp.                                        157,758   1,251,021
#*  Super Micro Computer, Inc.                            107,614   2,456,290
*   Support.com, Inc.                                       8,300      22,244
*   Sykes Enterprises, Inc.                                90,564   2,809,295
    Symantec Corp.                                        307,179   8,364,484
*   Synacor, Inc.                                           9,103      17,751
#*  Synaptics, Inc.                                        71,892   3,115,799
#*  Synchronoss Technologies, Inc.                         69,499     558,772
    SYNNEX Corp.                                           83,798  10,284,529
*   Synopsys, Inc.                                        104,920   9,716,641
*   Syntel, Inc.                                          136,007   3,066,958

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Systemax, Inc.                                          40,759 $  1,265,567
#*  Tableau Software, Inc. Class A                          57,800    4,439,618
*   Take-Two Interactive Software, Inc.                    155,298   19,671,598
    TE Connectivity, Ltd.                                  220,498   22,607,660
#*  Tech Data Corp.                                         85,280    8,551,026
*   TechTarget, Inc.                                        14,399      225,776
#*  Telaria, Inc.                                           27,286      138,067
*   Telenav, Inc.                                           57,056      322,366
#*  Teradata Corp.                                         260,120   10,534,860
    Teradyne, Inc.                                         305,204   13,990,551
    Tessco Technologies, Inc.                               13,265      291,167
    Texas Instruments, Inc.                                714,311   78,338,487
#   TiVo Corp.                                             223,612    3,119,387
    Total System Services, Inc.                            177,644   15,785,446
    TransAct Technologies, Inc.                              6,492       97,380
    Travelport Worldwide, Ltd.                             211,458    2,877,943
#*  Travelzoo                                                2,163       13,411
#*  Trimble, Inc.                                          186,250    8,213,625
*   Trio Tech International                                  1,525        9,928
    TSR, Inc.                                                  210        1,376
    TTEC Holdings, Inc.                                     77,397    3,072,661
#*  TTM Technologies, Inc.                                 223,697    3,688,764
*   Twitter, Inc.                                          418,481   10,800,995
#*  Tyler Technologies, Inc.                                26,725    5,385,355
#*  Ubiquiti Networks, Inc.                                132,400   10,680,708
#*  Ultimate Software Group, Inc. (The)                     21,920    5,104,949
*   Ultra Clean Holdings, Inc.                              70,212    1,522,898
#*  Unisys Corp.                                            67,045      596,700
#   Universal Display Corp.                                 53,395    8,511,163
#*  VASCO Data Security International, Inc.                 59,415      855,576
*   Veeco Instruments, Inc.                                103,613    1,725,156
#*  VeriFone Systems, Inc.                                 179,118    3,166,806
*   Verint Systems, Inc.                                   101,664    4,244,472
#*  VeriSign, Inc.                                          58,937    6,773,040
    Versum Materials, Inc.                                 183,418    6,749,782
#*  ViaSat, Inc.                                            88,635    6,702,579
*   Viavi Solutions, Inc.                                  357,972    3,071,400
*   Virtusa Corp.                                           61,139    2,728,022
#   Visa, Inc. Class A                                   1,115,079  138,526,264
#   Vishay Intertechnology, Inc.                           270,925    5,946,804
*   Vishay Precision Group, Inc.                            12,209      334,527
#*  VMware, Inc. Class A                                    21,646    2,679,558
    Wayside Technology Group, Inc.                           4,700       67,445
*   Web.com Group, Inc.                                    111,050    2,581,912
*   Westell Technologies, Inc. Class A                       3,500       11,375
    Western Digital Corp.                                  222,792   19,824,032
#   Western Union Co. (The)                                412,614    8,578,245
#*  WEX, Inc.                                               74,225   11,490,772
*   Wireless Telecom Group, Inc.                            10,217       22,886
#*  Workday, Inc. Class A                                   30,679    3,678,105
#*  Worldpay, Inc. Class A                                 164,337   13,197,904
*   Xcerra Corp.                                            51,972      518,681
    Xerox Corp.                                            362,305   12,365,470

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
    Xilinx, Inc.                                         188,062 $   13,732,287
*   XO Group, Inc.                                        43,266        826,381
#   Xperi Corp.                                           86,195      1,935,078
*   Yelp, Inc.                                            18,262        800,241
    YuMe, Inc.                                            41,660        152,476
#*  Zebra Technologies Corp. Class A                     138,103     17,008,765
*   Zedge, Inc. Class B                                   13,473         40,905
#*  Zillow Group, Inc. Class A                            61,733      2,765,021
#*  Zillow Group, Inc. Class C                            96,804      4,303,906
*   Zix Corp.                                             61,620        260,653
*   Zynga, Inc. Class A                                1,253,567      4,487,770
                                                                 --------------
Total Information Technology                                      4,854,716,229
                                                                 --------------
Materials -- (4.2%)
    A Schulman, Inc.                                      47,725      1,861,275
*   AdvanSix, Inc.                                        33,873      1,336,629
    Air Products & Chemicals, Inc.                       107,615     18,119,138
#*  AK Steel Holding Corp.                               247,327      1,251,475
#   Albemarle Corp.                                      129,981     14,504,580
*   Alcoa Corp.                                          183,971      9,570,171
#*  Allegheny Technologies, Inc.                         200,768      5,412,705
*   American Biltrite, Inc.                                   17          8,160
    American Vanguard Corp.                               54,841      1,159,887
    Ampco-Pittsburgh Corp.                                24,691        335,798
#   AptarGroup, Inc.                                     119,945     10,485,592
    Ashland Global Holdings, Inc.                        103,174      7,489,401
    Avery Dennison Corp.                                 121,392     14,892,371
#*  Axalta Coating Systems, Ltd.                         247,137      7,784,815
#   Balchem Corp.                                         51,496      4,068,184
#   Ball Corp.                                           307,011     11,752,381
#   Bemis Co., Inc.                                      199,327      9,316,544
*   Berry Global Group, Inc.                             166,395      9,848,920
    Boise Cascade Co.                                     82,009      3,645,300
    Cabot Corp.                                          126,488      8,555,648
#   Calgon Carbon Corp.                                  104,139      2,223,368
#   Carpenter Technology Corp.                           102,594      5,273,332
    Celanese Corp. Series A                              155,423     16,810,552
*   Century Aluminum Co.                                 191,365      4,257,871
#   CF Industries Holdings, Inc.                         329,929     14,002,187
    Chase Corp.                                           19,734      2,217,115
    Chemours Co. (The)                                   216,580     11,179,860
*   Clearwater Paper Corp.                                35,395      1,665,335
#*  Cleveland-Cliffs, Inc.                               415,026      2,842,928
*   Coeur Mining, Inc.                                   399,297      3,210,348
    Commercial Metals Co.                                257,115      6,181,045
#   Compass Minerals International, Inc.                  70,197      5,117,361
*   Contango ORE, Inc.                                       833         15,410
    Core Molding Technologies, Inc.                       12,521        260,437
*   Crown Holdings, Inc.                                 124,934      7,252,419
    Deltic Timber Corp.                                   15,698      1,483,775
    Domtar Corp.                                         131,621      6,760,055
    DowDuPont, Inc.                                    1,130,304     85,428,376

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
#   Eagle Materials, Inc.                                    80,047 $ 8,969,266
    Eastman Chemical Co.                                    253,864  25,178,232
    Ecolab, Inc.                                            149,649  20,603,674
*   Ferro Corp.                                             174,620   4,107,062
    Ferroglobe P.L.C.                                       262,407   3,794,405
#*  Flotek Industries, Inc.                                  48,593     267,261
#   FMC Corp.                                               102,368   9,349,269
*   Freeport-McMoRan, Inc.                                1,714,685  33,436,357
    Friedman Industries, Inc.                                 5,521      30,421
    FutureFuel Corp.                                         58,339     781,743
#*  GCP Applied Technologies, Inc.                          107,059   3,575,771
#   Gold Resource Corp.                                      80,258     362,766
#   Graphic Packaging Holding Co.                           748,971  12,095,882
#   Greif, Inc. Class A                                      63,374   3,746,671
    Greif, Inc. Class B                                      15,532     988,612
    Hawkins, Inc.                                            20,780     733,534
#   Haynes International, Inc.                               24,261     868,544
#   HB Fuller Co.                                           107,895   5,594,356
#   Hecla Mining Co.                                        866,400   3,326,976
    Huntsman Corp.                                          581,046  20,086,760
*   Ingevity Corp.                                           64,036   4,645,812
    Innophos Holdings, Inc.                                  40,115   1,856,121
    Innospec, Inc.                                           46,403   3,331,735
    International Flavors & Fragrances, Inc.                 56,870   8,547,561
    International Paper Co.                                 351,458  22,092,650
#*  Intrepid Potash, Inc.                                   264,936   1,030,601
    Kaiser Aluminum Corp.                                    20,375   2,246,140
    KapStone Paper and Packaging Corp.                      230,683   7,990,859
    KMG Chemicals, Inc.                                      28,247   1,716,005
*   Koppers Holdings, Inc.                                   40,044   1,834,015
*   Kraton Corp.                                             82,948   4,168,966
#   Kronos Worldwide, Inc.                                  114,735   3,149,476
*   Louisiana-Pacific Corp.                                 286,256   8,476,040
#*  LSB Industries, Inc.                                     47,327     401,806
    LyondellBasell Industries NV Class A                    237,700  28,485,968
#   Martin Marietta Materials, Inc.                          63,571  14,504,995
    Materion Corp.                                           42,574   2,115,928
#   McEwen Mining, Inc.                                     136,545     300,399
    Mercer International, Inc.                              142,360   2,092,692
    Minerals Technologies, Inc.                              75,218   5,652,633
    Monsanto Co.                                            249,633  30,405,299
#   Mosaic Co. (The)                                        269,825   7,366,222
    Myers Industries, Inc.                                   95,747   2,010,687
#   Neenah, Inc.                                             35,228   3,188,134
#   NewMarket Corp.                                          17,026   6,769,367
    Newmont Mining Corp.                                    345,547  13,998,109
    Northern Technologies International Corp.                 4,180      97,812
#   Nucor Corp.                                             401,250  26,867,700
    Olin Corp.                                              386,022  14,390,900
    Olympic Steel, Inc.                                      21,508     501,351
*   OMNOVA Solutions, Inc.                                   84,015     924,165
#*  Owens-Illinois, Inc.                                    397,530   9,230,647
    Packaging Corp. of America                              156,095  19,610,215

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Materials -- (Continued)
    PH Glatfelter Co.                                     77,952 $    1,820,959
*   Platform Specialty Products Corp.                    451,416      5,286,081
    PolyOne Corp.                                        195,765      8,507,947
    PPG Industries, Inc.                                 155,784     18,496,234
    Praxair, Inc.                                        174,232     28,136,726
#   Quaker Chemical Corp.                                 21,876      3,366,716
#   Rayonier Advanced Materials, Inc.                     80,813      1,528,982
    Reliance Steel & Aluminum Co.                        140,625     12,317,344
*   Resolute Forest Products, Inc.                        15,101        173,661
#   Royal Gold, Inc.                                      98,036      8,725,204
    RPM International, Inc.                              165,260      8,626,572
#*  Ryerson Holding Corp.                                 36,565        365,650
#   Schnitzer Steel Industries, Inc. Class A              58,824      2,011,781
    Schweitzer-Mauduit International, Inc.                65,676      2,973,809
#   Scotts Miracle-Gro Co. (The)                         143,379     12,942,822
#   Sealed Air Corp.                                     177,490      8,404,151
    Sensient Technologies Corp.                           69,070      4,962,679
    Sherwin-Williams Co. (The)                            55,080     22,974,419
    Silgan Holdings, Inc.                                272,120      8,133,667
    Sonoco Products Co.                                  215,887     11,724,823
#   Southern Copper Corp.                                 72,234      3,506,961
    Steel Dynamics, Inc.                                 438,405     19,903,587
    Stepan Co.                                            47,614      3,733,890
#*  Summit Materials, Inc. Class A                       205,207      6,556,364
*   SunCoke Energy, Inc.                                 202,570      2,248,527
    Synalloy Corp.                                        12,101        164,574
#*  TimkenSteel Corp.                                    121,051      1,959,816
#*  Trecora Resources                                     15,645        208,078
    Tredegar Corp.                                        22,811        418,582
    Trinseo SA                                           109,697      9,044,518
    Tronox, Ltd. Class A                                 169,015      3,317,764
*   UFP Technologies, Inc.                                 1,701         49,584
    United States Lime & Minerals, Inc.                    9,088        697,504
#   United States Steel Corp.                            315,954     11,819,839
*   Universal Stainless & Alloy Products, Inc.             9,094        234,352
#*  US Concrete, Inc.                                     38,889      3,027,509
    Valhi, Inc.                                           66,024        382,279
#   Valvoline, Inc.                                      344,015      8,479,970
*   Verso Corp. Class A                                   28,733        461,452
#   Vulcan Materials Co.                                 125,932     17,051,193
    Westlake Chemical Corp.                              111,787     12,587,216
    WestRock Co.                                         190,681     12,705,075
#   Worthington Industries, Inc.                         134,847      6,305,446
#   WR Grace & Co.                                        98,122      7,243,366
                                                                 --------------
Total Materials                                                   1,039,066,993
                                                                 --------------
Real Estate -- (0.3%)
    Alexander & Baldwin, Inc.                            153,885      4,081,030
#*  Altisource Asset Management Corp.                        909         63,266
#*  Altisource Portfolio Solutions SA                     24,863        696,164
    Capital Properties, Inc. Class A                         600          7,920
*   CBRE Group, Inc. Class A                             325,871     14,889,046

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
    CKX Lands, Inc.                                            743 $      7,727
#   Colony NorthStar, Inc. Class A                         251,966    2,262,655
#   Consolidated-Tomoka Land Co.                             8,933      591,097
#*  Forestar Group, Inc.                                     7,963      194,297
*   FRP Holdings, Inc.                                       9,441      471,578
    Griffin Industrial Realty, Inc.                          3,456      128,218
    HFF, Inc. Class A                                      121,777    5,992,646
#*  Howard Hughes Corp. (The)                               67,443    8,495,120
*   InterGroup Corp. (The)                                     200        4,760
    Jones Lang LaSalle, Inc.                                82,024   12,824,452
    Kennedy-Wilson Holdings, Inc.                          262,713    4,663,156
*   Marcus & Millichap, Inc.                                58,740    1,917,861
#*  Maui Land & Pineapple Co., Inc.                         14,194      195,168
    RE/MAX Holdings, Inc. Class A                           32,972    1,627,168
#   Realogy Holdings Corp.                                 280,851    7,726,211
#*  St Joe Co. (The)                                       114,941    2,160,891
    Stratus Properties, Inc.                                12,688      388,253
*   Tejon Ranch Co.                                         52,969    1,155,254
*   Trinity Place Holdings, Inc.                               892        6,030
                                                                   ------------
Total Real Estate                                                    70,549,968
                                                                   ------------
Telecommunication Services -- (1.8%)
*   Alaska Communications Systems Group, Inc.               46,948      108,919
    AT&T, Inc.                                           5,431,922  203,425,479
    ATN International, Inc.                                 33,767    2,004,409
*   Boingo Wireless, Inc.                                   80,500    1,952,125
    CenturyLink, Inc.                                    1,271,401   22,643,652
#*  Cincinnati Bell, Inc.                                   78,883    1,360,732
#   Cogent Communications Holdings, Inc.                    84,378    3,805,448
#   Consolidated Communications Holdings, Inc.             184,963    2,302,789
#   Frontier Communications Corp.                           51,423      421,154
*   General Communication, Inc. Class A                     77,662    3,256,368
    IDT Corp. Class B                                       47,332      514,499
#*  Iridium Communications, Inc.                            57,785      733,870
#*  ORBCOMM, Inc.                                          107,972    1,240,598
#   Shenandoah Telecommunications Co.                      122,487    4,164,558
    Spok Holdings, Inc.                                     24,009      374,540
#*  Sprint Corp.                                           736,287    3,924,410
#*  Straight Path Communications, Inc. Class B               5,292      965,790
*   T-Mobile US, Inc.                                      223,702   14,563,000
    Telephone & Data Systems, Inc.                         219,571    6,022,833
*   United States Cellular Corp.                            39,091    1,421,740
    Verizon Communications, Inc.                         3,022,998  163,453,502
*   Vonage Holdings Corp.                                  304,681    3,409,380
#   Windstream Holdings, Inc.                              321,765      530,912
#*  Zayo Group Holdings, Inc.                              243,601    8,940,157
                                                                   ------------
Total Telecommunication Services                                    451,540,864
                                                                   ------------
Utilities -- (2.3%)
#   AES Corp.                                              543,167    6,279,011
    ALLETE, Inc.                                            88,907    6,440,423
#   Alliant Energy Corp.                                   130,306    5,179,663

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Utilities -- (Continued)
    Ameren Corp.                                           156,693 $ 8,873,525
    American Electric Power Co., Inc.                      223,245  15,354,791
    American States Water Co.                               62,676   3,460,969
    American Water Works Co., Inc.                         103,015   8,567,758
#   Aqua America, Inc.                                     247,917   8,977,075
    Artesian Resources Corp. Class A                        11,818     439,393
    Atlantica Yield PLC                                    168,426   3,550,420
    Atmos Energy Corp.                                     110,596   9,168,408
#   Avangrid, Inc.                                          72,795   3,546,572
#   Avista Corp.                                           102,979   5,186,022
#   Black Hills Corp.                                       90,768   5,042,162
    California Water Service Group                          81,507   3,317,335
*   Calpine Corp.                                          682,288  10,295,726
    CenterPoint Energy, Inc.                               293,921   8,282,694
    Chesapeake Utilities Corp.                              27,827   2,045,285
    CMS Energy Corp.                                       162,183   7,257,689
    Connecticut Water Service, Inc.                         22,371   1,186,782
    Consolidated Edison, Inc.                              135,135  10,859,449
    Consolidated Water Co., Ltd.                            15,890     212,926
#   Dominion Energy, Inc.                                  295,204  22,565,394
    DTE Energy Co.                                         118,155  12,481,894
    Duke Energy Corp.                                      332,283  26,084,215
#*  Dynegy, Inc.                                           269,466   3,373,714
    Edison International                                   143,214   8,955,171
    El Paso Electric Co.                                    68,677   3,584,939
    Entergy Corp.                                          102,265   8,047,233
    Eversource Energy                                      196,244  12,381,034
    Exelon Corp.                                           425,932  16,402,641
#   FirstEnergy Corp.                                      251,792   8,283,957
#   Genie Energy, Ltd. Class B                              21,021      91,862
    Great Plains Energy, Inc.                              309,856   9,642,719
#   Hawaiian Electric Industries, Inc.                     189,456   6,462,344
#   IDACORP, Inc.                                           88,451   7,631,552
#   MDU Resources Group, Inc.                              343,412   9,093,550
    MGE Energy, Inc.                                        60,585   3,622,983
    Middlesex Water Co.                                     31,992   1,204,819
#   National Fuel Gas Co.                                  150,700   8,401,525
#   New Jersey Resources Corp.                             151,802   5,889,918
    NextEra Energy, Inc.                                   223,912  35,472,139
    NiSource, Inc.                                         311,786   7,694,878
    Northwest Natural Gas Co.                               48,318   2,771,037
#   NorthWestern Corp.                                      81,989   4,455,282
    NRG Energy, Inc.                                       627,398  16,318,622
#   NRG Yield, Inc. Class A                                 60,894   1,146,634
#   NRG Yield, Inc. Class C                                113,700   2,148,930
    OGE Energy Corp.                                       231,673   7,459,871
    ONE Gas, Inc.                                           91,082   6,451,338
#   Ormat Technologies, Inc.                                92,002   6,447,500
    Otter Tail Corp.                                        67,837   2,889,856
#   Pattern Energy Group, Inc. Class A                     166,222   3,427,498
    PG&E Corp.                                             231,480   9,821,696
    Pinnacle West Capital Corp.                             77,100   6,164,145
#   PNM Resources, Inc.                                    134,561   5,126,774

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
             Portland General Electric Co.              155,113 $     6,569,036
             PPL Corp.                                  301,331       9,603,419
             Public Service Enterprise Group, Inc.      217,041      11,257,917
#*           Pure Cycle Corp.                            22,782         197,064
             RGC Resources, Inc.                          4,146         101,162
#            SCANA Corp.                                 86,628       3,520,562
#            Sempra Energy                              104,532      11,187,015
             SJW Corp.                                   34,315       2,053,410
#            South Jersey Industries, Inc.              136,517       4,019,060
             Southern Co. (The)                         469,644      21,185,641
             Southwest Gas Holdings, Inc.                82,487       6,069,393
#            Spark Energy, Inc. Class A                  18,700         185,130
#            Spire, Inc.                                 84,249       5,602,558
             UGI Corp.                                  257,619      11,791,222
             Unitil Corp.                                29,333       1,296,812
*            US Geothermal, Inc.                         19,329         103,990
             Vectren Corp.                              145,985       8,851,071
#*           Vistra Energy Corp.                        317,265       6,186,667
#            WEC Energy Group, Inc.                     193,857      12,465,005
             Westar Energy, Inc.                        168,421       8,700,629
             WGL Holdings, Inc.                          77,603       6,535,725
             Xcel Energy, Inc.                          239,387      10,925,623
#            York Water Co. (The)                        19,140         605,781
                                                                ---------------
Total Utilities                                                     574,535,634
                                                                ---------------
TOTAL COMMON STOCKS                                              22,780,924,239
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights          53,451         180,130
(degrees)*   Media General, Inc. Contingent Value
               Rights                                    34,446           3,445
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   213,913         217,100
(degrees)*   Safeway PDC, LLC Contingent Value
               Rights                                   213,913              64
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   400,739
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      22,781,324,978
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250% 207,918,282     207,918,282
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@         DFA Short Term Investment Fund         145,325,496   1,681,561,309
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $15,796,250,650)^^          $24,670,804,569
                                                                ===============

At January 31, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)      1,285    03/16/18  $169,716,058 $181,557,650  $11,841,592
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                        $169,716,058 $181,557,650  $11,841,592
                                               ============ ============  ===========

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                                ----------------   -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $  3,650,110,920   $       96,046   --    $ 3,650,206,966
   Consumer Staples                1,566,885,341               --   --      1,566,885,341
   Energy                          1,195,774,188               --   --      1,195,774,188
   Financials                      3,588,411,763           38,844   --      3,588,450,607
   Health Care                     2,614,773,731               --   --      2,614,773,731
   Industrials                     3,174,423,718               --   --      3,174,423,718
   Information Technology          4,854,716,229               --   --      4,854,716,229
   Materials                       1,039,066,993               --   --      1,039,066,993
   Real Estate                        70,549,968               --   --         70,549,968
   Telecommunication Services        451,540,864               --   --        451,540,864
   Utilities                         574,535,634               --   --        574,535,634
Rights/Warrants                               --          400,739   --            400,739
Temporary Cash Investments      207,918,282                    --   --        207,918,282
Securities Lending Collateral                 --    1,681,561,309   --      1,681,561,309
Futures Contracts**             11,841,592                     --   --         11,841,592
                                ----------------   --------------   --    ---------------
TOTAL                           $23,000,549,223    $1,682,096,938   --    $24,682,646,161
                                ================   ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMON STOCKS -- (91.5%)

Consumer Discretionary -- (14.0%)
*   1-800-Flowers.com, Inc. Class A                       112,678 $  1,174,668
    A.H. Belo Corp. Class A                                44,058      215,884
#   Aaron's, Inc.                                         205,777    8,414,222
#   Abercrombie & Fitch Co. Class A                       239,434    4,958,678
#   Acushnet Holdings Corp.                                 8,921      191,355
#   Adient P.L.C.                                         152,962    9,911,938
#*  Adtalem Global Education, Inc.                        210,312    9,674,352
#   Advance Auto Parts, Inc.                               84,420    9,876,296
*   Amazon.com, Inc.                                      185,760  269,517,326
#   AMC Entertainment Holdings, Inc. Class A              113,714    1,455,539
#*  AMC Networks, Inc. Class A                             88,329    4,556,893
    AMCON Distributing Co.                                    768       67,584
#*  America's Car-Mart, Inc.                               29,005    1,337,131
#*  American Axle & Manufacturing Holdings, Inc.          393,588    6,946,828
#   American Eagle Outfitters, Inc.                       708,266   12,748,788
#*  American Outdoor Brands Corp.                         206,427    2,462,674
*   American Public Education, Inc.                        52,951    1,344,955
    Aptiv P.L.C.                                           61,534    5,838,346
    Aramark                                               455,604   20,871,219
#   Ark Restaurants Corp.                                   5,316      135,558
*   Asbury Automotive Group, Inc.                         107,813    7,832,614
#*  Ascena Retail Group, Inc.                             617,603    1,334,022
*   Ascent Capital Group, Inc. Class A                     34,102      321,582
#*  At Home Group, Inc.                                    80,712    2,556,956
#   Autoliv, Inc.                                         101,573   15,460,426
#*  AutoNation, Inc.                                      297,776   17,932,071
#*  AutoZone, Inc.                                          9,128    6,986,936
#*  AV Homes, Inc.                                         29,355      496,100
*   Ballantyne Strong, Inc.                                27,578      125,480
*   Barnes & Noble Education, Inc.                        146,974      977,377
#   Barnes & Noble, Inc.                                  235,166    1,105,280
    Bassett Furniture Industries, Inc.                     14,448      490,510
    BBX Capital Corp.                                      10,840       98,752
#   Beasley Broadcast Group, Inc. Class A                  16,899      212,082
#*  Beazer Homes USA, Inc.                                107,557    1,994,107
#   Bed Bath & Beyond, Inc.                               411,167    9,489,734
*   Belmond, Ltd. Class A                                 337,015    4,347,493
    Best Buy Co., Inc.                                    790,787   57,774,898
#   Big 5 Sporting Goods Corp.                             53,318      301,247
#   Big Lots, Inc.                                        230,147   13,988,335
#*  Biglari Holdings, Inc.                                  1,568      647,098
    BJ's Restaurants, Inc.                                 85,019    3,209,467
    Bloomin' Brands, Inc.                                 446,148    9,828,640
#*  Bojangles', Inc.                                       68,904      844,074
#*  Boot Barn Holdings, Inc.                               84,491    1,481,127
    BorgWarner, Inc.                                      290,662   16,352,644
    Bowl America, Inc. Class A                              3,937       61,024
#   Boyd Gaming Corp.                                      77,977    3,077,752
#*  Bravo Brio Restaurant Group, Inc.                      59,705      204,490
*   Bridgepoint Education, Inc.                           116,596      901,287
*   Bright Horizons Family Solutions, Inc.                101,625    9,979,575

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
#   Brinker International, Inc.                             85,112 $  3,092,970
    Brunswick Corp.                                        269,306   16,907,031
#   Buckle, Inc. (The)                                      38,775      777,439
#*  Buffalo Wild Wings, Inc.                                54,005    8,478,785
#*  Build-A-Bear Workshop, Inc.                             67,264      578,470
*   Burlington Stores, Inc.                                 59,931    7,294,202
#   Cable One, Inc.                                         13,616    9,613,304
*   Caesars Entertainment Corp.                             21,729      303,120
*   CafePress, Inc.                                          9,095       15,098
    CalAtlantic Group, Inc.                                336,275   18,875,116
    Caleres, Inc.                                          143,544    4,254,644
#   Callaway Golf Co.                                      308,233    4,552,601
*   Cambium Learning Group, Inc.                            97,191      682,281
    Capella Education Co.                                   47,682    3,793,103
*   Career Education Corp.                                 254,762    3,159,049
#*  CarMax, Inc.                                           343,755   24,533,794
    Carnival Corp.                                         238,796   17,100,182
#   Carriage Services, Inc.                                 54,618    1,454,477
*   Carrols Restaurant Group, Inc.                         151,163    1,881,979
    Carter's, Inc.                                         121,352   14,598,646
    Cato Corp. (The) Class A                                72,857      865,541
*   Cavco Industries, Inc.                                  19,715    3,019,352
#   CBS Corp. Class B                                      217,673   12,540,142
    CBS Corp. Class A                                       14,126      814,081
#*  Central European Media Enterprises, Ltd. Class A        18,678       88,721
*   Century Communities, Inc.                               84,140    2,658,824
*   Charter Communications, Inc. Class A                   212,965   80,341,046
#   Cheesecake Factory, Inc. (The)                         180,742    8,890,699
*   Cherokee, Inc.                                          12,360       19,158
#   Chico's FAS, Inc.                                      491,524    4,674,393
#   Children's Place, Inc. (The)                            98,877   14,811,775
#*  Chipotle Mexican Grill, Inc.                             8,940    2,903,354
    Choice Hotels International, Inc.                       68,656    5,640,090
#*  Christopher & Banks Corp.                               66,361       84,278
    Churchill Downs, Inc.                                   10,367    2,685,053
#*  Chuy's Holdings, Inc.                                   58,889    1,560,559
#   Cinemark Holdings, Inc.                                414,604   15,257,427
    Citi Trends, Inc.                                       47,540    1,117,665
#*  Clarus Corp.                                            49,340      367,583
    Clear Channel Outdoor Holdings, Inc. Class A            55,873      270,984
    Collectors Universe, Inc.                                8,599      238,364
#   Columbia Sportswear Co.                                152,949   11,420,702
    Comcast Corp. Class A                                5,784,188  246,001,516
#*  Conn's, Inc.                                            56,833    1,892,539
#   Cooper Tire & Rubber Co.                               208,906    8,168,225
*   Cooper-Standard Holdings, Inc.                          70,303    8,759,051
#   Core-Mark Holding Co., Inc.                            130,456    2,881,773
#   Cracker Barrel Old Country Store, Inc.                  64,779   11,432,198
#*  Crocs, Inc.                                            186,295    2,516,845
    Crown Crafts, Inc.                                      20,016      142,114
    CSS Industries, Inc.                                     8,600      224,976
    Culp, Inc.                                              43,461    1,382,060
#*  Daily Journal Corp.                                        426       97,426

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Dana, Inc.                                              602,666 $19,881,951
#   Darden Restaurants, Inc.                                165,526  15,865,667
#*  Dave & Buster's Entertainment, Inc.                     168,132   7,902,204
#*  Deckers Outdoor Corp.                                   101,871   8,731,363
*   Del Frisco's Restaurant Group, Inc.                      66,549   1,164,608
*   Del Taco Restaurants, Inc.                              124,245   1,574,184
*   Delphi Technologies P.L.C.                               20,511   1,132,823
*   Delta Apparel, Inc.                                      15,491     289,062
*   Denny's Corp.                                           151,857   2,276,336
#*  Destination Maternity Corp.                              23,762      60,593
#*  Destination XL Group, Inc.                              166,505     432,913
#   Dick's Sporting Goods, Inc.                             262,198   8,248,749
#   Dillard's, Inc. Class A                                 112,391   7,593,136
#   DineEquity, Inc.                                         78,710   4,358,960
#*  Discovery Communications, Inc. Class A                  246,474   6,179,103
*   Discovery Communications, Inc. Class B                    1,502      50,167
#*  Discovery Communications, Inc. Class C                  281,372   6,713,536
#*  DISH Network Corp. Class A                               55,771   2,615,660
*   Dixie Group, Inc. (The)                                  32,147     112,515
    Dollar General Corp.                                    313,770  32,355,962
*   Dollar Tree, Inc.                                       305,601  35,144,115
#   Domino's Pizza, Inc.                                     40,454   8,772,450
#*  Dorman Products, Inc.                                   109,885   8,289,724
    Dover Motorsports, Inc.                                  12,657      25,314
    DR Horton, Inc.                                         514,908  25,256,237
#   Drive Shack, Inc.                                       127,287     659,347
#   DSW, Inc. Class A                                       253,672   5,081,050
#   Dunkin' Brands Group, Inc.                              122,838   7,941,477
#   Educational Development Corp.                             3,809      82,274
*   El Pollo Loco Holdings, Inc.                             41,866     420,753
#*  Eldorado Resorts, Inc.                                   51,804   1,789,828
*   Emerson Radio Corp.                                      26,350      36,100
*   Emmis Communications Corp. Class A                        9,013      30,013
    Entercom Communications Corp. Class A                   189,008   2,088,538
    Entravision Communications Corp. Class A                227,920   1,584,044
    Escalade, Inc.                                           21,843     280,683
#   Ethan Allen Interiors, Inc.                              92,708   2,303,794
*   EVINE Live, Inc.                                         82,152     100,225
#*  EW Scripps Co. (The) Class A                            164,813   2,638,656
#   Expedia, Inc.                                           126,330  16,171,503
#*  Express, Inc.                                           296,365   2,068,628
    Extended Stay America, Inc.                             661,125  13,374,559
#*  Famous Dave's of America, Inc.                           10,924      66,636
#*  Fiesta Restaurant Group, Inc.                            68,587   1,316,870
#   Finish Line, Inc. (The) Class A                         127,170   1,440,836
#*  Five Below, Inc.                                        106,962   6,945,043
    Flanigan's Enterprises, Inc.                              1,000      23,900
    Flexsteel Industries, Inc.                               10,771     464,015
#   Foot Locker, Inc.                                       255,692  12,567,262
    Ford Motor Co.                                        4,314,222  47,327,015
#*  Fossil Group, Inc.                                       79,097     629,612
#*  Fox Factory Holding Corp.                               125,850   4,826,347
#*  Francesca's Holdings Corp.                              164,959     961,711

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
#          Fred's, Inc. Class A                            124,227 $   411,191
#*         FTD Cos., Inc.                                   60,874     356,722
*          Full House Resorts, Inc.                         23,954      80,485
#*         G-III Apparel Group, Ltd.                       166,552   6,220,717
#*         Gaia, Inc.                                       13,370     159,772
#          GameStop Corp. Class A                          343,224   5,769,595
#          Gannett Co., Inc.                               365,524   4,313,183
#          Gap, Inc. (The)                                 785,913  26,123,748
#          Garmin, Ltd.                                    147,695   9,295,923
           General Motors Co.                            1,628,062  69,046,109
#*         Genesco, Inc.                                    64,718   2,255,422
           Gentex Corp.                                    848,664  20,096,364
#*         Gentherm, Inc.                                  122,161   3,909,152
           Genuine Parts Co.                               278,239  28,956,333
*          Good Times Restaurants, Inc.                      1,600       3,760
           Goodyear Tire & Rubber Co. (The)                602,967  20,995,311
#*         GoPro, Inc. Class A                             175,969     962,550
           Graham Holdings Co. Class B                      10,155   6,036,640
#*         Grand Canyon Education, Inc.                    170,995  15,900,825
*          Gray Television, Inc.                           299,241   4,892,590
*          Gray Television, Inc. Class A                     3,160      44,240
*          Green Brick Partners, Inc.                        6,518      73,002
           Group 1 Automotive, Inc.                         66,734   5,235,282
#*         Groupon, Inc.                                 1,116,737   5,907,539
#          Guess?, Inc.                                    282,107   5,182,306
#          H&R Block, Inc.                                 255,819   6,789,436
#*         Habit Restaurants, Inc. (The) Class A             1,400      12,250
           Hamilton Beach Brands Holding Co. Class A        31,397     807,217
(degrees)  Hamilton Beach Brands Holding Co. Class B         1,145      29,438
#          Hanesbrands, Inc.                               284,337   6,175,800
#          Harley-Davidson, Inc.                           415,029  20,112,305
*          Harte-Hanks, Inc.                               158,766     133,602
#          Hasbro, Inc.                                     54,628   5,166,170
           Haverty Furniture Cos., Inc.                     60,743   1,354,569
           Haverty Furniture Cos., Inc. Class A              2,523      56,389
*          Helen of Troy, Ltd.                              70,655   6,581,513
#*         Hemisphere Media Group, Inc.                     19,331     206,842
#*         Hibbett Sports, Inc.                             65,261   1,474,899
*          Hilton Grand Vacations, Inc.                    142,978   6,429,721
           Hilton Worldwide Holdings, Inc.                 121,601  10,415,126
           Home Depot, Inc. (The)                          426,189  85,621,370
#          Hooker Furniture Corp.                           36,201   1,344,867
#*         Horizon Global Corp.                             56,437     476,893
#*         Houghton Mifflin Harcourt Co.                   389,622   3,272,825
*          Hyatt Hotels Corp. Class A                       75,401   6,130,101
#*         Iconix Brand Group, Inc.                        178,231     222,789
           ILG, Inc.                                       304,492   9,564,094
#*         IMAX Corp.                                      136,829   2,716,056
#*         Installed Building Products, Inc.                85,113   6,123,880
           International Game Technology P.L.C.             89,149   2,591,561
#          Interpublic Group of Cos., Inc. (The)           694,699  15,206,961
#*         iRobot Corp.                                     59,495   5,280,181
*          J Alexander's Holdings, Inc.                     34,375     331,719

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
            Jack in the Box, Inc.                            60,844 $ 5,536,196
#*          JAKKS Pacific, Inc.                              27,534      70,212
#*          Jamba, Inc.                                      24,893     194,165
#*          JC Penney Co., Inc.                             949,228   3,521,636
            John Wiley & Sons, Inc. Class A                 145,509   9,225,271
            John Wiley & Sons, Inc. Class B                   7,502     480,128
            Johnson Outdoors, Inc. Class A                   23,067   1,390,248
*           K12, Inc.                                       133,651   2,318,845
#           KB Home                                         120,600   3,801,312
*           Kirkland's, Inc.                                 64,140     680,525
#           Kohl's Corp.                                    418,240  27,089,405
#*          Kona Grill, Inc.                                 11,997      20,395
*           Koss Corp.                                        4,495       8,990
#           L Brands, Inc.                                   53,144   2,661,983
*           La Quinta Holdings, Inc.                        394,060   7,853,616
            La-Z-Boy, Inc.                                  158,712   4,785,167
*           Lakeland Industries, Inc.                        21,151     298,229
#*          Lands' End, Inc.                                 37,689     633,175
            Las Vegas Sands Corp.                           163,786  12,696,691
(degrees)*  Lazare Kaplan International, Inc.                 3,667         516
#           LCI Industries                                  104,215  11,489,704
            Lear Corp.                                      154,791  29,896,334
#*          Lee Enterprises, Inc.                            46,810     121,706
#           Leggett & Platt, Inc.                           163,576   7,607,920
#           Lennar Corp. Class A                            258,509  16,198,174
            Lennar Corp. Class B                             35,517   1,798,581
#           Libbey, Inc.                                     98,478     696,239
#*          Liberty Broadband Corp. Class A                  43,090   4,078,038
*           Liberty Broadband Corp. Class B                   1,306     124,560
#*          Liberty Broadband Corp. Class C                 154,309  14,744,225
*           Liberty Expedia Holdings, Inc. Class A           97,843   4,587,858
*           Liberty Interactive Corp., QVC Group Class A    635,038  17,838,217
*           Liberty Interactive Corp., QVC Group Class B      1,143      31,993
#*          Liberty Media Corp.-Liberty Braves Class A        9,515     224,554
*           Liberty Media Corp.-Liberty Braves Class B          522      12,758
#*          Liberty Media Corp.-Liberty Braves Class C       19,527     459,080
*           Liberty Media Corp.-Liberty Formula One Class A  23,788     848,756
#*          Liberty Media Corp.-Liberty Formula One Class C  48,819   1,839,988
*           Liberty Media Corp.-Liberty SiriusXM Class A     95,152   4,282,792
*           Liberty Media Corp.-Liberty SiriusXM Class B      5,224     243,465
*           Liberty Media Corp.-Liberty SiriusXM Class C    195,276   8,750,318
#           Liberty Tax, Inc.                                13,925     143,428
*           Liberty TripAdvisor Holdings, Inc. Class A      237,858   2,093,150
*           Liberty TripAdvisor Holdings, Inc. Class B        1,138      11,693
#*          Liberty Ventures Series A                       160,448   9,455,201
            Lifetime Brands, Inc.                            20,096     350,675
*           Lincoln Educational Services Corp.               56,293     105,268
*           Lindblad Expeditions Holdings, Inc.               6,746      62,535
#*          Lions Gate Entertainment Corp. Class A          140,664   4,760,070
#*          Lions Gate Entertainment Corp. Class B          203,386   6,508,352
#           Lithia Motors, Inc. Class A                      92,148  11,514,814
#*          Live Nation Entertainment, Inc.                 355,758  16,030,455
*           LKQ Corp.                                       381,999  16,055,418

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Lowe's Cos., Inc.                                       315,012 $32,991,207
*   Luby's, Inc.                                             66,723     204,172
*   Lululemon Athletica, Inc.                                80,983   6,333,680
#*  Lumber Liquidators Holdings, Inc.                        34,916     975,553
*   M/I Homes, Inc.                                          73,907   2,390,152
#   Macy's, Inc.                                            717,673  18,623,614
*   Madison Square Garden Co. (The) Class A                  44,054   9,508,615
*   Malibu Boats, Inc. Class A                               81,773   2,719,770
    Marcus Corp. (The)                                       36,010     936,260
#   Marine Products Corp.                                    27,683     404,172
*   MarineMax, Inc.                                          86,567   1,986,713
    Marriott International, Inc. Class A                    128,710  18,964,131
#   Marriott Vacations Worldwide Corp.                       91,900  13,999,127
#   Mattel, Inc.                                            330,028   5,227,644
*   MCBC Holdings, Inc.                                       8,028     194,037
#*  McClatchy Co. (The) Class A                              11,992     109,727
    McDonald's Corp.                                        283,387  48,498,851
#   MDC Holdings, Inc.                                      198,146   6,679,502
#   Meredith Corp.                                          156,809  10,371,347
*   Meritage Homes Corp.                                    131,485   6,238,963
    MGM Resorts International                               497,634  18,138,759
*   Michael Kors Holdings, Ltd.                             384,277  25,362,282
#*  Michaels Cos., Inc. (The)                               213,141   5,727,099
*   Modine Manufacturing Co.                                165,154   3,856,346
*   Mohawk Industries, Inc.                                 100,893  28,356,987
*   Monarch Casino & Resort, Inc.                             6,743     307,211
#   Monro, Inc.                                             107,830   6,092,395
#*  Motorcar Parts of America, Inc.                          61,490   1,673,758
    Movado Group, Inc.                                       38,912   1,190,707
*   MSG Networks, Inc. Class A                              162,855   3,908,520
#*  Murphy USA, Inc.                                        175,876  15,003,982
#   Nathan's Famous, Inc.                                     9,487     677,372
#   National CineMedia, Inc.                                118,249     792,268
#*  Nautilus, Inc.                                          127,899   1,643,502
*   Netflix, Inc.                                            50,787  13,727,726
*   Nevada Gold & Casinos, Inc.                               1,100       2,948
*   New Home Co., Inc. (The)                                  4,659      55,209
#   New Media Investment Group, Inc.                         68,597   1,159,289
#*  New York & Co., Inc.                                    197,142     615,083
#   New York Times Co. (The) Class A                        418,471   9,729,451
    Newell Brands, Inc.                                     148,203   3,918,487
    News Corp. Class A                                      522,614   8,941,926
    News Corp. Class B                                      257,058   4,485,662
#   Nexstar Media Group, Inc. Class A                       179,834  13,505,533
    NIKE, Inc. Class B                                      507,415  34,615,851
    Nobility Homes, Inc.                                      2,557      48,698
#   Nordstrom, Inc.                                         129,688   6,394,915
*   Norwegian Cruise Line Holdings, Ltd.                    286,103  17,377,896
#*  Nova Lifestyle, Inc.                                     11,801      26,788
#   Nutrisystem, Inc.                                        85,368   3,692,166
*   NVR, Inc.                                                 4,719  14,997,784
#*  O'Reilly Automotive, Inc.                                45,492  12,041,277
    Office Depot, Inc.                                    1,686,841   5,482,233

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Ollie's Bargain Outlet Holdings, Inc.                 118,573 $ 6,586,730
#   Omnicom Group, Inc.                                   158,703  12,164,585
*   Overstock.com, Inc.                                    80,691   5,543,472
#   Oxford Industries, Inc.                                57,040   4,494,752
    P&F Industries, Inc. Class A                            2,869      21,518
#   Papa John's International, Inc.                        72,472   4,702,708
#*  Papa Murphy's Holdings, Inc.                            2,107      10,746
#*  Party City Holdco, Inc.                                18,255     264,698
    Peak Resorts, Inc.                                     30,535     170,996
*   Penn National Gaming, Inc.                            100,413   3,204,179
#   Penske Automotive Group, Inc.                         307,006  16,022,643
*   Perry Ellis International, Inc.                        25,247     605,423
#   PetMed Express, Inc.                                   39,873   1,802,260
    PICO Holdings, Inc.                                    40,315     528,127
#   Pier 1 Imports, Inc.                                  264,229     877,240
*   Pinnacle Entertainment, Inc.                           89,967   2,905,034
#*  Planet Fitness, Inc. Class A                          192,198   6,488,604
#*  Playa Hotels & Resorts NV                              10,294     106,646
#   Polaris Industries, Inc.                              155,049  17,522,087
    Pool Corp.                                             69,216   9,360,772
#*  Potbelly Corp.                                         77,448     937,121
*   Priceline Group, Inc. (The)                            13,769  26,327,016
#   PulteGroup, Inc.                                      634,433  20,194,002
    PVH Corp.                                             100,064  15,517,925
    QEP Co., Inc.                                             670      19,095
#   Ralph Lauren Corp.                                     67,278   7,690,548
#   RCI Hospitality Holdings, Inc.                         15,909     467,406
*   Reading International, Inc. Class A                    44,339     731,150
*   Reading International, Inc. Class B                       300       7,650
*   Red Lion Hotels Corp.                                  49,614     518,466
#*  Red Robin Gourmet Burgers, Inc.                        46,476   2,446,961
#   Red Rock Resorts, Inc. Class A                        153,369   5,326,505
#   Regal Entertainment Group Class A                     191,649   4,384,929
*   Regis Corp.                                           101,804   1,620,720
#   Rent-A-Center, Inc.                                   103,534   1,121,273
#*  RH                                                     79,179   7,442,034
    Rocky Brands, Inc.                                     11,845     203,734
    Ross Stores, Inc.                                     179,080  14,754,401
    Royal Caribbean Cruises, Ltd.                         181,169  24,195,120
    Ruth's Hospitality Group, Inc.                        165,111   3,913,131
    Saga Communications, Inc. Class A                       5,094     201,722
#   Salem Media Group, Inc.                                52,261     243,014
#*  Sally Beauty Holdings, Inc.                           280,307   4,655,899
    Scholastic Corp.                                       72,305   2,777,958
#*  Scientific Games Corp. Class A                        105,281   4,911,359
    Scripps Networks Interactive, Inc. Class A            188,625  16,597,114
#*  Sears Hometown and Outlet Stores, Inc.                  5,836      14,298
#*  SeaWorld Entertainment, Inc.                          274,260   4,182,465
#*  Sequential Brands Group, Inc.                           4,342       7,034
#   Service Corp. International                           493,717  19,733,868
*   ServiceMaster Global Holdings, Inc.                   288,322  15,200,336
#*  Shake Shack, Inc. Class A                               1,019      44,540
*   Shiloh Industries, Inc.                                72,465     539,864

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#   Shoe Carnival, Inc.                                    38,670 $   883,610
#*  Shutterfly, Inc.                                      107,747   7,342,958
#   Signet Jewelers, Ltd.                                 221,222  11,702,644
#   Sinclair Broadcast Group, Inc. Class A                266,164   9,874,684
#   Sirius XM Holdings, Inc.                              520,537   3,180,481
#   Six Flags Entertainment Corp.                         121,738   8,224,619
*   Skechers U.S.A., Inc. Class A                         399,012  16,435,304
#*  Skyline Corp.                                          10,884     240,428
#*  Sleep Number Corp.                                    173,427   6,527,792
#   Sonic Automotive, Inc. Class A                        114,269   2,462,497
#   Sonic Corp.                                            97,205   2,511,777
#*  Sotheby's                                             145,988   7,702,327
    Speedway Motorsports, Inc.                            120,017   2,490,353
#*  Sportsman's Warehouse Holdings, Inc.                  112,329     569,508
#   Stage Stores, Inc.                                     88,805     148,304
    Standard Motor Products, Inc.                          75,305   3,607,109
    Starbucks Corp.                                       429,201  24,382,909
#   Stein Mart, Inc.                                      137,185      93,286
#*  Steven Madden, Ltd.                                   196,019   9,056,078
*   Stoneridge, Inc.                                      107,534   2,617,378
    Strattec Security Corp.                                 8,355     322,085
#   Strayer Education, Inc.                                51,380   4,751,622
#   Sturm Ruger & Co., Inc.                                41,089   2,175,663
    Superior Industries International, Inc.                46,522     783,896
    Superior Uniform Group, Inc.                           34,658     816,542
*   Sypris Solutions, Inc.                                 26,299      36,293
#   Tailored Brands, Inc.                                  93,615   2,264,547
*   Tandy Leather Factory, Inc.                            25,740     189,189
    Tapestry, Inc.                                        469,310  22,076,342
    Target Corp.                                          467,936  35,198,146
*   Taylor Morrison Home Corp. Class A                    251,592   6,397,985
    TEGNA, Inc.                                           671,442   9,715,766
#*  Tempur Sealy International, Inc.                       85,531   5,101,069
    Tenneco, Inc.                                         173,299  10,053,075
#*  Tesla, Inc.                                            10,234   3,626,009
#   Texas Roadhouse, Inc.                                 179,923  10,565,079
    Thor Industries, Inc.                                 236,823  32,364,231
#   Tiffany & Co.                                         183,527  19,573,155
#   Tile Shop Holdings, Inc.                               74,372     695,378
    Tilly's, Inc. Class A                                  15,774     235,348
    Time Warner, Inc.                                     819,384  78,128,264
    TJX Cos., Inc. (The)                                  188,348  15,128,111
    Toll Brothers, Inc.                                   362,535  16,886,880
*   TopBuild Corp.                                         76,336   5,842,757
    Tower International, Inc.                              91,908   2,775,622
*   Town Sports International Holdings, Inc.               30,008     177,047
*   Townsquare Media, Inc. Class A                          7,401      55,508
    Tractor Supply Co.                                    191,144  14,574,730
*   Trans World Entertainment Corp.                         1,798       3,147
*   TravelCenters of America LLC                           42,324     186,226
#*  TRI Pointe Group, Inc.                                326,148   5,319,474
    Tribune Media Co. Class A                              10,447     444,938
#*  TripAdvisor, Inc.                                     110,217   3,821,223

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
*   tronc, Inc.                                           13,902 $      283,601
#*  Tuesday Morning Corp.                                 84,310        244,499
#   Tupperware Brands Corp.                               80,550      4,652,568
    Twenty-First Century Fox, Inc. Class A               767,213     28,310,160
    Twenty-First Century Fox, Inc. Class B               393,082     14,343,562
#*  Ulta Salon Cosmetics & Fragrance, Inc.                39,676      8,812,040
#*  Under Armour, Inc. Class A                           246,086      3,410,752
#*  Under Armour, Inc. Class C                           309,727      3,979,992
*   Unifi, Inc.                                           36,434      1,297,415
    Unique Fabricating, Inc.                              12,320         96,096
#*  Universal Electronics, Inc.                           37,465      1,727,137
*   Universal Technical Institute, Inc.                   54,991        152,875
#*  Urban One, Inc.                                       33,982         62,867
#*  Urban Outfitters, Inc.                               371,363     12,667,192
*   US Auto Parts Network, Inc.                           60,430        148,054
    Vail Resorts, Inc.                                    54,128     11,830,216
*   Vera Bradley, Inc.                                   130,433      1,211,723
    VF Corp.                                             147,981     12,007,178
#   Viacom, Inc. Class A                                   8,444        328,894
    Viacom, Inc. Class B                                 582,858     19,479,114
#*  Vista Outdoor, Inc.                                  184,694      2,798,114
*   Visteon Corp.                                        111,275     14,474,652
#*  Vitamin Shoppe, Inc.                                  75,948        322,779
#*  VOXX International Corp.                              59,653        354,935
*   Walking Co. Holdings, Inc. (The)                         329            841
    Walt Disney Co. (The)                              1,012,945    110,076,733
#*  Wayfair, Inc. Class A                                 15,320      1,409,593
*   Weight Watchers International, Inc.                   78,285      5,032,943
#   Wendy's Co. (The)                                    860,065     13,915,852
    Weyco Group, Inc.                                     16,012        496,052
    Whirlpool Corp.                                      116,886     21,205,458
#*  William Lyon Homes Class A                            70,063      1,902,210
#   Williams-Sonoma, Inc.                                372,360     19,076,003
#   Wingstop, Inc.                                        78,649      3,803,466
    Winmark Corp.                                          7,748      1,038,232
#   Winnebago Industries, Inc.                           105,546      4,797,066
#   Wolverine World Wide, Inc.                           266,941      8,763,673
#   World Wrestling Entertainment, Inc. Class A           60,913      2,153,275
    Wyndham Worldwide Corp.                              144,276     17,908,980
#   Wynn Resorts, Ltd.                                    61,318     10,153,648
    Yum! Brands, Inc.                                     93,374      7,898,507
*   ZAGG, Inc.                                            95,312      1,591,710
#*  Zumiez, Inc.                                          83,902      1,740,967
                                                                 --------------
Total Consumer Discretionary                                      3,776,686,871
                                                                 --------------
Consumer Staples -- (5.5%)
#   Alico, Inc.                                           19,411        522,156
*   Alliance One International, Inc.                      27,945        367,477
    Altria Group, Inc.                                   572,137     40,244,117
    Andersons, Inc. (The)                                 95,283      3,249,150
    Archer-Daniels-Midland Co.                           391,787     16,827,252
#*  Avon Products, Inc.                                  632,950      1,544,398

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Staples -- (Continued)
#   B&G Foods, Inc.                                         254,798 $ 8,408,334
#*  Blue Buffalo Pet Products, Inc.                         293,307   9,966,572
#*  Boston Beer Co., Inc. (The) Class A                      37,073   7,038,309
*   Bridgford Foods Corp.                                     8,429     142,071
    Brown-Forman Corp. Class A                               40,159   2,770,971
#   Brown-Forman Corp. Class B                              159,497  11,053,142
    Bunge, Ltd.                                             218,674  17,369,276
#*  Cal-Maine Foods, Inc.                                   132,201   5,625,153
#   Calavo Growers, Inc.                                     46,134   4,013,658
#   Campbell Soup Co.                                       201,109   9,361,624
#   Casey's General Stores, Inc.                            148,675  18,006,029
*   CCA Industries, Inc.                                      5,962      18,482
#*  Central Garden & Pet Co.                                 39,906   1,563,916
*   Central Garden & Pet Co. Class A                        125,411   4,730,503
#*  Chefs' Warehouse, Inc. (The)                             72,546   1,476,311
#   Church & Dwight Co., Inc.                               161,644   7,896,309
    Clorox Co. (The)                                         84,435  11,963,595
#   Coca-Cola Bottling Co. Consolidated                      32,753   6,633,138
    Coca-Cola Co. (The)                                   1,420,248  67,589,602
*   Coffee Holding Co., Inc.                                  5,400      23,004
    Colgate-Palmolive Co.                                   191,018  14,181,176
    Conagra Brands, Inc.                                    309,017  11,742,646
    Constellation Brands, Inc. Class A                       74,288  16,303,987
    Constellation Brands, Inc. Class B                        5,100   1,042,287
    Costco Wholesale Corp.                                  185,494  36,147,216
#   Coty, Inc. Class A                                      974,025  19,100,630
#*  Craft Brew Alliance, Inc.                                46,536     900,472
*   Crimson Wine Group, Ltd.                                 24,913     241,656
    CVS Health Corp.                                        988,292  77,768,697
*   Darling Ingredients, Inc.                               419,628   7,779,903
#   Dean Foods Co.                                          349,249   3,621,712
#   Dr Pepper Snapple Group, Inc.                           145,443  17,358,622
#*  Edgewell Personal Care Co.                              111,844   6,314,712
#   Energizer Holdings, Inc.                                121,529   7,075,418
    Estee Lauder Cos., Inc. (The) Class A                    44,234   5,969,821
#*  Farmer Brothers Co.                                      54,049   1,707,948
#   Flowers Foods, Inc.                                     746,482  14,638,512
#   Fresh Del Monte Produce, Inc.                           129,685   6,135,397
#   General Mills, Inc.                                     229,739  13,437,434
#*  Hain Celestial Group, Inc. (The)                        198,495   7,570,599
#*  Herbalife, Ltd.                                         126,392  10,489,272
    Hershey Co. (The)                                        23,910   2,637,990
#   Hormel Foods Corp.                                      574,133  19,709,986
#*  Hostess Brands, Inc.                                    331,218   4,570,808
*   HRG Group, Inc.                                         466,316   8,510,267
    Ingles Markets, Inc. Class A                             45,356   1,523,962
    Ingredion, Inc.                                         185,394  26,629,994
    Inter Parfums, Inc.                                      81,861   3,732,862
    J&J Snack Foods Corp.                                    52,259   7,234,736
    JM Smucker Co. (The)                                    141,982  18,016,096
#   John B. Sanfilippo & Son, Inc.                           31,946   2,000,459
#   Kellogg Co.                                              72,936   4,967,671
    Kimberly-Clark Corp.                                     75,775   8,865,675

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Kraft Heinz Co. (The)                                  362,822 $ 28,441,617
    Kroger Co. (The)                                       595,487   18,078,985
    Lamb Weston Holdings, Inc.                              72,788    4,265,377
    Lancaster Colony Corp.                                  56,416    7,243,814
*   Landec Corp.                                            85,617    1,125,864
*   Lifeway Foods, Inc.                                     21,293      169,066
    Limoneira Co.                                           11,828      254,893
    Mannatech, Inc.                                          2,600       37,440
#   McCormick & Co., Inc.                                    3,330      363,170
#   McCormick & Co., Inc. Non-Voting                        58,900    6,406,553
    Medifast, Inc.                                          67,518    4,639,162
#   MGP Ingredients, Inc.                                   71,438    6,396,559
#   Molson Coors Brewing Co. Class A                         1,020       89,760
    Molson Coors Brewing Co. Class B                       257,399   21,626,664
    Mondelez International, Inc. Class A                   728,876   32,362,094
*   Monster Beverage Corp.                                 182,703   12,465,826
#   National Beverage Corp.                                 67,691    7,477,825
#*  Natural Alternatives International, Inc.                15,851      176,739
#*  Natural Grocers by Vitamin Cottage, Inc.                57,687      496,108
#   Natural Health Trends Corp.                             13,644      219,941
    Nature's Sunshine Products, Inc.                        17,196      208,072
#   Nu Skin Enterprises, Inc. Class A                      210,393   15,114,633
#   Ocean Bio-Chem, Inc.                                    12,000       48,720
    Oil-Dri Corp. of America                                11,388      442,879
#   Orchids Paper Products Co.                              12,261      184,651
    PepsiCo, Inc.                                          441,915   53,162,374
*   Performance Food Group Co.                             238,215    8,182,685
    Philip Morris International, Inc.                      383,698   41,143,937
#*  Pilgrim's Pride Corp.                                  267,570    7,430,419
    Pinnacle Foods, Inc.                                   207,258   12,837,560
#*  Post Holdings, Inc.                                    251,346   19,019,352
#   PriceSmart, Inc.                                        81,378    6,933,406
#*  Primo Water Corp.                                       12,133      157,365
    Procter & Gamble Co. (The)                           1,360,960  117,505,286
#*  Revlon, Inc. Class A                                    65,000    1,332,500
#*  Rite Aid Corp.                                       1,563,782    3,409,045
    Rocky Mountain Chocolate Factory, Inc.                  12,203      151,195
#   Sanderson Farms, Inc.                                  111,082   14,096,306
    Seaboard Corp.                                           1,240    5,376,640
*   Seneca Foods Corp. Class A                              22,901      722,527
*   Seneca Foods Corp. Class B                               1,999       64,168
#*  Smart & Final Stores, Inc.                               9,694       91,124
#   Snyder's-Lance, Inc.                                   240,831   12,036,733
    SpartanNash Co.                                         75,787    1,846,929
#   Spectrum Brands Holdings, Inc.                         110,340   13,070,876
#*  Sprouts Farmers Market, Inc.                           473,063   13,212,650
#*  SUPERVALU, Inc.                                        166,818    2,642,397
    Sysco Corp.                                            137,385    8,637,395
*   Tofutti Brands, Inc.                                     1,645        3,767
#   Tootsie Roll Industries, Inc.                           68,002    2,434,472
#*  TreeHouse Foods, Inc.                                  120,975    5,705,181
    Tyson Foods, Inc. Class A                              381,652   29,047,534
#*  United Natural Foods, Inc.                             119,661    5,695,864

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    United-Guardian, Inc.                                  4,655 $       88,212
    Universal Corp.                                       82,419      3,956,112
*   US Foods Holding Corp.                               336,359     10,807,215
#*  USANA Health Sciences, Inc.                           93,475      6,977,909
#   Vector Group, Ltd.                                   224,728      4,786,706
#*  Veru, Inc.                                            10,000         11,900
#   Village Super Market, Inc. Class A                    19,623        460,748
    Wal-Mart Stores, Inc.                              1,856,544    197,907,590
    Walgreens Boots Alliance, Inc.                       746,687     56,195,664
#   WD-40 Co.                                             33,268      4,116,915
#   Weis Markets, Inc.                                    60,898      2,421,304
#*  Willamette Valley Vineyards, Inc.                      5,002         40,266
                                                                 --------------
Total Consumer Staples                                            1,488,389,812
                                                                 --------------
Energy -- (5.3%)
*   Abraxas Petroleum Corp.                              174,696        417,523
    Adams Resources & Energy, Inc.                         7,057        314,037
    Anadarko Petroleum Corp.                             215,484     12,939,814
    Andeavor                                             401,543     43,430,891
#*  Antero Resources Corp.                               442,965      8,606,810
#   Apache Corp.                                         292,772     13,136,680
#   Arch Coal, Inc. Class A                               96,194      8,658,422
    Archrock, Inc.                                       108,389      1,008,018
#*  Ardmore Shipping Corp.                                 6,600         46,860
*   Aspen Aerogels, Inc.                                  56,477        285,209
    Baker Hughes a GE Co.                                218,082      7,011,336
*   Barnwell Industries, Inc.                             10,714         25,703
#*  Basic Energy Services, Inc.                           81,327      1,585,063
*   Bill Barrett Corp.                                   289,632      1,485,812
*   Bonanza Creek Energy, Inc.                             2,365         66,244
#   Bristow Group, Inc.                                  119,927      1,848,075
    Cabot Oil & Gas Corp.                                264,106      6,959,193
#*  Callon Petroleum Co.                                 672,955      7,638,039
#*  CARBO Ceramics, Inc.                                  30,729        244,603
#*  Carrizo Oil & Gas, Inc.                              271,612      5,462,117
#*  Centennial Resource Development, Inc. Class A        505,733     10,322,011
    Cheniere Energy Partners L.P. Holdings LLC            22,575        642,710
#*  Cheniere Energy, Inc.                                109,205      6,176,635
    Chevron Corp.                                      1,224,585    153,501,730
    Cimarex Energy Co.                                   124,085     13,922,337
#*  Clean Energy Fuels Corp.                             365,411        573,695
*   Cloud Peak Energy, Inc.                              247,793      1,238,965
#*  CNX Resources Corp.                                  528,702      7,407,115
#*  Concho Resources, Inc.                               124,729     19,637,334
    ConocoPhillips                                       660,025     38,816,070
#*  CONSOL Energy, Inc.                                   75,687      2,454,529
#*  Contango Oil & Gas Co.                                74,527        305,561
#*  Continental Resources, Inc.                          191,646     10,642,102
#   Core Laboratories NV                                  67,568      7,723,022
#   CVR Energy, Inc.                                      96,029      3,436,878
*   Dawson Geophysical Co.                                58,411        372,662
    Delek US Holdings, Inc.                              272,889      9,521,097

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#*  Denbury Resources, Inc.                                758,812 $  1,843,913
    Devon Energy Corp.                                     291,445   12,057,080
    DHT Holdings, Inc.                                     193,359      669,022
#*  Diamond Offshore Drilling, Inc.                        312,849    5,531,170
#*  Diamondback Energy, Inc.                                93,415   11,723,582
#*  Dorian LPG, Ltd.                                        32,150      245,626
#*  Dril-Quip, Inc.                                        125,849    6,500,101
#*  Earthstone Energy, Inc. Class A                         26,459      264,061
*   Eclipse Resources Corp.                                186,059      398,166
*   Energen Corp.                                          158,463    8,276,522
*   ENGlobal Corp.                                          14,321       11,808
#   EnLink Midstream LLC                                   202,729    3,770,759
#   Ensco P.L.C. Class A                                 1,454,049    8,578,889
    EOG Resources, Inc.                                    247,755   28,491,825
#*  EP Energy Corp. Class A                                 75,026      143,300
    EQT Corp.                                              209,258   11,360,617
*   Era Group, Inc.                                         62,528      633,409
    Evolution Petroleum Corp.                               64,497      493,402
*   Exterran Corp.                                         100,988    2,916,533
#*  Extraction Oil & Gas, Inc.                              20,320      286,512
    Exxon Mobil Corp.                                    2,520,106  220,005,254
#*  Forum Energy Technologies, Inc.                        359,563    6,076,615
    Frank's International NV                                97,470      674,492
#   GasLog, Ltd.                                            91,068    1,839,574
*   Geospace Technologies Corp.                             35,689      491,081
*   Goodrich Petroleum Corp.                                 5,510       64,743
#   Green Plains, Inc.                                     139,585    2,442,738
#   Gulf Island Fabrication, Inc.                           42,425      547,283
*   Gulfport Energy Corp.                                  604,076    6,143,453
#*  Halcon Resources Corp.                                 200,655    1,603,233
    Hallador Energy Co.                                     12,887       89,951
    Halliburton Co.                                        322,328   17,309,014
*   Helix Energy Solutions Group, Inc.                     495,298    3,729,594
#   Helmerich & Payne, Inc.                                157,015   11,309,790
#   Hess Corp.                                             347,083   17,531,162
    HollyFrontier Corp.                                    376,685   18,065,813
#*  Hornbeck Offshore Services, Inc.                        67,568      229,731
*   Independence Contract Drilling, Inc.                    23,042      105,993
*   International Seaways, Inc.                             55,416      924,893
*   ION Geophysical Corp.                                   18,303      321,218
#*  Jones Energy, Inc. Class A                               2,003        2,344
*   Key Energy Services, Inc.                                4,982       73,783
    Kinder Morgan, Inc.                                  1,387,021   24,938,638
#*  Kosmos Energy, Ltd.                                    836,264    5,778,584
#*  Laredo Petroleum, Inc.                                 447,513    4,354,301
#*  Lonestar Resources US, Inc. Class A                     25,664      104,196
    Marathon Oil Corp.                                     888,739   16,166,162
    Marathon Petroleum Corp.                               599,359   41,517,598
#*  Matador Resources Co.                                  314,654   10,197,936
*   Matrix Service Co.                                      96,631    1,729,695
#*  McDermott International, Inc.                          954,659    8,381,906
*   Midstates Petroleum Co., Inc.                            3,038       49,854
*   Mitcham Industries, Inc.                                45,830      172,321

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#   Murphy Oil Corp.                                        515,106 $16,534,903
#   Nabors Industries, Ltd.                               1,066,554   8,361,783
    NACCO Industries, Inc. Class A                           16,271     684,196
#   National Oilwell Varco, Inc.                            483,841  17,747,288
*   Natural Gas Services Group, Inc.                         23,876     657,784
#*  Newfield Exploration Co.                                593,385  18,786,569
#*  Newpark Resources, Inc.                                 278,699   2,536,161
#*  Noble Corp. P.L.C.                                      811,522   3,806,038
    Noble Energy, Inc.                                      557,142  17,003,974
#   Nordic American Offshore, Ltd.                              447         548
#   Nordic American Tankers, Ltd.                             9,013      20,820
*   Oasis Petroleum, Inc.                                   897,935   7,776,117
    Occidental Petroleum Corp.                              334,069  25,045,153
    Oceaneering International, Inc.                         328,661   6,796,709
#*  Oil States International, Inc.                          169,263   5,416,416
#   ONEOK, Inc.                                             186,601  10,983,335
*   Overseas Shipholding Group, Inc. Class A                 68,722     145,003
*   Pacific Ethanol, Inc.                                    60,982     256,124
#   Panhandle Oil and Gas, Inc. Class A                      40,413     822,405
#*  Par Pacific Holdings, Inc.                              145,709   2,656,275
*   Parker Drilling Co.                                     252,886     288,290
#*  Parsley Energy, Inc. Class A                            255,542   6,030,791
    Patterson-UTI Energy, Inc.                              578,842  13,672,248
    PBF Energy, Inc. Class A                                350,317  11,325,749
#*  PDC Energy, Inc.                                        193,317  10,023,486
*   Peabody Energy Corp.                                    107,856   4,358,461
*   Penn Virginia Corp.                                      10,450     441,408
*   PHI, Inc. Non-Voting                                     38,881     446,743
*   PHI, Inc. Voting                                          2,686      33,360
    Phillips 66                                             268,231  27,466,854
*   Pioneer Energy Services Corp.                           250,217     813,205
    Pioneer Natural Resources Co.                            62,417  11,416,693
#*  Profire Energy, Inc.                                     14,100      32,289
*   QEP Resources, Inc.                                     797,220   7,461,979
#   Range Resources Corp.                                   332,362   4,736,158
#*  Renewable Energy Group, Inc.                            144,275   1,543,743
#*  REX American Resources Corp.                             14,981   1,223,199
*   RigNet, Inc.                                             29,331     483,962
#*  Ring Energy, Inc.                                       119,573   1,650,107
#*  Rowan Cos. P.L.C. Class A                               424,045   6,241,942
#   RPC, Inc.                                               304,222   6,145,284
*   RSP Permian, Inc.                                       347,770  13,799,514
#*  SandRidge Energy, Inc.                                   19,305     345,366
    Schlumberger, Ltd.                                      598,761  44,056,834
#   Scorpio Tankers, Inc.                                 1,009,406   2,685,020
*   SEACOR Holdings, Inc.                                    56,614   2,637,080
#*  SEACOR Marine Holdings, Inc.                             51,907     776,529
#   SemGroup Corp. Class A                                  263,015   7,535,380
    Ship Finance International, Ltd.                        143,470   2,195,091
*   SilverBow Resources, Inc.                                 4,231     129,892
#   SM Energy Co.                                           370,263   8,645,641
*   Southwestern Energy Co.                                 271,583   1,151,512
#*  SRC Energy, Inc.                                        661,888   6,585,786

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
*   Stone Energy Corp.                                    24,058 $      869,456
#*  Superior Energy Services, Inc.                       504,541      5,272,453
#   Targa Resources Corp.                                244,886     11,754,528
    TechnipFMC P.L.C.                                    310,820     10,089,217
#   Teekay Corp.                                         155,434      1,268,341
#   Teekay Tankers, Ltd. Class A                         106,000        134,620
#*  TETRA Technologies, Inc.                             391,946      1,505,073
*   Tidewater, Inc.                                        1,914         53,496
#*  Transocean, Ltd.                                     973,203     10,500,860
#*  Ultra Petroleum Corp.                                352,999      2,463,933
#*  Unit Corp.                                           175,237      4,245,993
#   US Silica Holdings, Inc.                             184,388      6,138,277
    Valero Energy Corp.                                  483,574     46,408,597
*   W&T Offshore, Inc.                                    98,734        477,873
#*  Weatherford International P.L.C.                   1,134,961      4,471,746
#*  Whiting Petroleum Corp.                              382,700     10,684,984
*   Willbros Group, Inc.                                 181,761        201,755
    Williams Cos., Inc. (The)                            418,518     13,137,280
    World Fuel Services Corp.                            221,745      6,184,468
*   WPX Energy, Inc.                                     975,394     14,367,554
                                                                 --------------
Total Energy                                                      1,437,681,843
                                                                 --------------
Financials -- (17.5%)
*   1347 Property Insurance Holdings, Inc.                 7,472         50,810
    1st Constitution Bancorp                              13,274        256,852
    1st Source Corp.                                      67,617      3,535,693
    A-Mark Precious Metals, Inc.                          17,533        236,520
    Access National Corp.                                 16,396        476,304
    ACNB Corp.                                             7,986        241,576
    Affiliated Managers Group, Inc.                       76,375     15,246,741
    Aflac, Inc.                                          311,940     27,513,108
*   Alleghany Corp.                                       21,249     13,337,997
*   Allegiance Bancshares, Inc.                            2,000         80,800
    Allstate Corp. (The)                                 306,203     30,243,670
#   Ally Financial, Inc.                                 772,683     23,002,773
*   Ambac Financial Group, Inc.                           64,306      1,041,757
    American Equity Investment Life Holding Co.          315,505     10,411,665
    American Express Co.                                 809,859     80,499,985
    American Financial Group, Inc.                       186,802     21,172,139
    American International Group, Inc.                   636,654     40,694,924
    American National Bankshares, Inc.                    26,226        980,852
    American National Insurance Co.                       43,227      5,463,461
    American River Bankshares                             14,375        216,775
    Ameriprise Financial, Inc.                           141,896     23,937,855
    Ameris Bancorp                                       102,866      5,508,474
    AMERISAFE, Inc.                                       68,230      4,144,972
    AmeriServ Financial, Inc.                             18,864         77,342
#   Ames National Corp.                                    4,858        136,996
#   Amtrust Financial Services, Inc.                     507,731      6,813,750
    Aon P.L.C.                                            92,854     13,201,053
*   Arch Capital Group, Ltd.                             166,373     15,129,961
    Argo Group International Holdings, Ltd.               99,019      6,069,865

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Arrow Financial Corp.                                   37,111 $  1,217,241
    Arthur J Gallagher & Co.                               153,840   10,510,349
#   Artisan Partners Asset Management, Inc. Class A        111,032    4,346,903
    Aspen Insurance Holdings, Ltd.                         198,412    7,410,688
    Associated Banc-Corp                                   343,867    8,510,708
#   Associated Capital Group, Inc. Class A                   6,198      214,761
    Assurant, Inc.                                         146,474   13,399,441
    Assured Guaranty, Ltd.                                 351,361   12,504,938
*   Asta Funding, Inc.                                       2,291       16,152
    Atlantic American Corp.                                 14,351       53,816
*   Atlantic Capital Bancshares, Inc.                        9,106      162,542
*   Atlantic Coast Financial Corp.                          28,014      290,785
*   Atlanticus Holdings Corp.                               36,049       80,029
*   Atlas Financial Holdings, Inc.                          15,291      306,585
    Auburn National Bancorporation, Inc.                     2,355       88,548
    Axis Capital Holdings, Ltd.                            186,997    9,448,958
    Baldwin & Lyons, Inc. Class A                            2,126       48,962
    Baldwin & Lyons, Inc. Class B                           17,951      412,873
#   Banc of California, Inc.                                70,892    1,396,572
    BancFirst Corp.                                         85,540    4,768,855
#   Bancorp of New Jersey, Inc.                              1,773       31,648
*   Bancorp, Inc. (The)                                    213,139    2,252,879
#   BancorpSouth Bank                                      259,395    8,702,702
    Bank Mutual Corp.                                      105,207    1,094,153
    Bank of America Corp.                                6,763,707  216,438,624
    Bank of Commerce Holdings                               16,584      192,374
#   Bank of Hawaii Corp.                                   128,470   10,749,085
    Bank of Marin Bancorp                                    6,080      417,696
    Bank of New York Mellon Corp. (The)                    787,401   44,645,637
    Bank of NT Butterfield & Son, Ltd. (The)               136,340    5,479,505
    Bank of South Carolina Corp.                             4,260       82,005
#   Bank of the Ozarks, Inc.                               282,555   14,113,622
    BankFinancial Corp.                                     48,482      769,894
    BankUnited, Inc.                                       259,367   10,644,422
    Bankwell Financial Group, Inc.                           2,714       90,648
    Banner Corp.                                           110,111    5,983,432
    Bar Harbor Bankshares                                   22,329      625,882
    BB&T Corp.                                             481,062   26,549,812
#   BCB Bancorp, Inc.                                       12,202      184,860
    Bear State Financial, Inc.                              10,324      105,924
#   Beneficial Bancorp, Inc.                               221,670    3,602,137
*   Berkshire Bancorp, Inc.                                  3,850       49,241
*   Berkshire Hathaway, Inc. Class B                       466,762  100,064,438
    Berkshire Hills Bancorp, Inc.                          150,928    5,727,718
    BGC Partners, Inc. Class A                             928,298   13,283,944
    BlackRock, Inc.                                         83,263   46,777,153
#   Blue Capital Reinsurance Holdings, Ltd.                 10,621      129,045
    Blue Hills Bancorp, Inc.                                 8,384      161,811
#*  BofI Holding, Inc.                                     146,464    5,268,310
    BOK Financial Corp.                                    109,639   10,600,995
    Boston Private Financial Holdings, Inc.                300,722    4,631,119
#   Bridge Bancorp, Inc.                                    11,858      406,729
*   Brighthouse Financial, Inc.                             52,344    3,363,625

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Brookline Bancorp, Inc.                                256,028 $  4,096,448
    Brown & Brown, Inc.                                    284,564   14,933,919
    Bryn Mawr Bank Corp.                                    59,377    2,666,027
#*  BSB Bancorp, Inc.                                        1,940       59,364
    C&F Financial Corp.                                      3,764      206,079
    California First National Bancorp                        9,103      139,003
    Camden National Corp.                                   38,686    1,642,608
*   Cannae Holdings, Inc.                                  168,354    2,931,043
    Capital City Bank Group, Inc.                           34,029      834,731
    Capital One Financial Corp.                            363,354   37,774,282
    Capitol Federal Financial, Inc.                        500,934    6,552,217
*   Capstar Financial Holdings, Inc.                         2,610       51,052
    Carolina Financial Corp.                                14,345      591,588
    Cathay General Bancorp                                 180,526    7,896,207
#   Cboe Global Markets, Inc.                              110,933   14,908,286
    CenterState Banks Corp.                                203,312    5,284,079
*   Central Federal Corp.                                   20,636       52,828
    Central Pacific Financial Corp.                         57,601    1,703,262
    Central Valley Community Bancorp                         7,945      154,054
    Century Bancorp, Inc. Class A                            6,028      483,144
    Charles Schwab Corp. (The)                             443,184   23,639,435
    Charter Financial Corp.                                 13,459      258,817
    Chemical Financial Corp.                               155,308    9,071,540
    Chemung Financial Corp.                                  1,638       73,169
    Chubb, Ltd.                                            290,071   45,294,587
    Cincinnati Financial Corp.                             215,714   16,588,407
#   CIT Group, Inc.                                        207,002   10,492,931
    Citigroup, Inc.                                      1,800,414  141,296,491
#   Citizens & Northern Corp.                                9,599      228,456
    Citizens Community Bancorp, Inc.                         9,917      134,970
    Citizens Financial Group, Inc.                         580,638   26,651,284
    Citizens First Corp.                                     4,822      118,621
    Citizens Holding Co.                                     2,412       51,617
#*  Citizens, Inc.                                          80,221      636,153
#   City Holding Co.                                        41,397    2,848,114
#   Civista Bancshares, Inc.                                 1,710       37,842
    Clifton Bancorp, Inc.                                   68,635    1,120,810
    CME Group, Inc.                                        219,772   33,730,607
#   CNA Financial Corp.                                    133,261    7,217,416
#   CNB Financial Corp.                                     22,650      609,964
    CNO Financial Group, Inc.                              360,876    8,873,941
*   Coastway Bancorp, Inc.                                   4,907      106,237
    CoBiz Financial, Inc.                                  132,616    2,660,277
    Codorus Valley Bancorp, Inc.                             6,937      189,727
#   Cohen & Steers, Inc.                                   101,870    4,153,240
    Colony Bankcorp, Inc.                                    3,712       53,267
    Columbia Banking System, Inc.                          246,944   10,638,347
    Comerica, Inc.                                         255,711   24,348,801
#   Commerce Bancshares, Inc.                              261,111   15,277,605
    Commercial National Financial Corp.                      2,306       53,038
#   Community Bank System, Inc.                            169,794    9,050,020
*   Community Bankers Trust Corp.                           32,293      266,417
#   Community Financial Corp. (The)                          2,247       82,779

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Community Trust Bancorp, Inc.                          57,220 $ 2,706,506
    Community West Bancshares                               6,219      74,006
    ConnectOne Bancorp, Inc.                               67,737   1,974,534
#*  Consumer Portfolio Services, Inc.                      84,206     377,243
    County Bancorp, Inc.                                    7,099     204,451
#*  Cowen, Inc.                                            63,922     827,790
    Crawford & Co. Class A                                 74,983     640,355
#   Crawford & Co. Class B                                 50,333     474,640
#*  Credit Acceptance Corp.                                72,207  23,807,370
#   Cullen/Frost Bankers, Inc.                            113,352  12,061,786
*   Customers Bancorp, Inc.                               100,957   3,094,332
#   CVB Financial Corp.                                   383,991   8,985,389
    Diamond Hill Investment Group, Inc.                     7,983   1,679,304
    Dime Community Bancshares, Inc.                       126,393   2,401,467
    Discover Financial Services                           437,054  34,876,909
    DNB Financial Corp.                                     2,749      93,603
    Donegal Group, Inc. Class A                            59,461   1,043,541
    Donegal Group, Inc. Class B                             5,678      84,034
*   Donnelley Financial Solutions, Inc.                   120,968   2,594,764
*   E*TRADE Financial Corp.                               340,972  17,969,224
    Eagle Bancorp Montana, Inc.                            14,752     297,990
*   Eagle Bancorp, Inc.                                    91,734   5,779,242
#   East West Bancorp, Inc.                               271,144  17,871,101
#   Eaton Vance Corp.                                     262,700  15,184,060
#*  eHealth, Inc.                                          30,225     529,542
    Elmira Savings Bank                                     4,238      86,455
    EMC Insurance Group, Inc.                              39,281   1,109,688
    Employers Holdings, Inc.                              108,949   4,619,438
#*  Encore Capital Group, Inc.                             84,891   3,518,732
#*  Enova International, Inc.                             137,067   2,453,499
#*  Enstar Group, Ltd.                                     32,385   6,723,126
#*  Entegra Financial Corp.                                 6,747     190,265
    Enterprise Bancorp, Inc.                               10,625     356,469
    Enterprise Financial Services Corp.                    78,324   3,810,463
*   Equity Bancshares, Inc. Class A                         1,005      36,190
#   Erie Indemnity Co. Class A                             66,910   7,946,232
    ESSA Bancorp, Inc.                                     19,001     305,916
*   Essent Group, Ltd.                                    178,380   8,298,238
    Evans Bancorp, Inc.                                     8,370     357,817
#   Evercore, Inc. Class A                                118,960  11,961,428
    Everest Re Group, Ltd.                                 66,825  15,356,385
#*  Ezcorp, Inc. Class A                                  194,774   2,298,333
#   FactSet Research Systems, Inc.                         39,653   7,957,961
    Farmers & Merchants Bancorop, Inc.                        504      20,503
    Farmers Capital Bank Corp.                             12,162     477,967
    Farmers National Banc Corp.                             3,463      50,560
*   FB Financial Corp.                                     18,220     770,342
    FBL Financial Group, Inc. Class A                      54,483   3,792,017
*   FCB Financial Holdings, Inc. Class A                  145,331   7,964,139
#   Federal Agricultural Mortgage Corp. Class A             2,336     178,634
    Federal Agricultural Mortgage Corp. Class C            20,865   1,674,416
#   Federated Investors, Inc. Class B                     428,070  14,845,468
    Federated National Holding Co.                         48,967     726,181

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Fidelity Southern Corp.                                  86,806 $ 2,079,872
    Fifth Third Bancorp                                   1,111,850  36,802,235
#   Financial Engines, Inc.                                 137,221   3,903,937
    Financial Institutions, Inc.                             50,057   1,559,276
*   First Acceptance Corp.                                   34,466      39,981
    First American Financial Corp.                          365,929  21,615,426
*   First BanCorp(318672706)                                625,227   3,751,362
    First Bancorp(318910106)                                 99,409   3,618,488
    First Bancorp of Indiana, Inc.                              700      15,347
    First Bancorp, Inc.                                      18,604     523,703
*   First Bancshares, Inc.                                      569       6,583
    First Bancshares, Inc. (The)                              3,859     124,067
    First Bank                                                7,023      97,620
    First Busey Corp.                                       162,154   5,023,531
    First Business Financial Services, Inc.                  10,832     265,059
    First Citizens BancShares, Inc. Class A                  22,584   9,607,459
#   First Commonwealth Financial Corp.                      326,311   4,721,720
    First Community Bancshares, Inc.                         46,514   1,287,508
    First Community Corp.                                     4,195      91,661
    First Connecticut Bancorp, Inc.                           7,961     200,219
    First Defiance Financial Corp.                           24,963   1,386,944
    First Federal of Northern Michigan Bancorp, Inc.          1,458      16,053
#   First Financial Bancorp                                 225,454   6,425,439
#   First Financial Bankshares, Inc.                        114,320   5,310,164
    First Financial Corp.                                    20,169     933,825
    First Financial Northwest, Inc.                          22,460     358,012
*   First Foundation, Inc.                                   11,763     228,790
    First Horizon National Corp.                            915,729  18,186,378
#   First Internet Bancorp                                    6,469     242,264
    First Interstate Bancsystem, Inc. Class A               113,776   4,761,526
    First Merchants Corp.                                   164,872   7,115,876
    First Mid-Illinois Bancshares, Inc.                         700      26,950
    First Midwest Bancorp, Inc.                             379,832   9,442,624
*   First Northwest Bancorp                                   6,606     111,972
#   First of Long Island Corp. (The)                         10,179     286,030
    First Republic Bank                                     151,619  13,577,481
    First Savings Financial Group, Inc.                       2,268     144,018
*   First United Corp.                                       18,853     327,100
    First US Bancshares, Inc.                                 1,829      22,862
    FirstCash, Inc.                                         166,033  12,137,012
#*  Flagstar Bancorp, Inc.                                  180,277   6,715,318
    Flushing Financial Corp.                                 93,221   2,625,103
#   FNB Bancorp                                               3,226     114,813
#   FNB Corp.                                               811,014  11,638,051
    FNF Group                                               339,723  13,242,403
#*  Franklin Financial Network, Inc.                         19,621     632,777
    Franklin Resources, Inc.                                271,041  11,494,849
    FS Bancorp, Inc.                                          1,010      57,923
*   FSB Bancorp, Inc.                                         1,845      32,103
#   Fulton Financial Corp.                                  383,063   6,971,747
#   Gain Capital Holdings, Inc.                              89,464     653,087
    GAINSCO, Inc.                                             1,100      21,450
    GAMCO Investors, Inc. Class A                            12,793     377,138

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Genworth Financial, Inc. Class A                        871,322 $ 2,666,245
#   German American Bancorp, Inc.                            57,997   2,011,916
#   Glacier Bancorp, Inc.                                   233,631   9,163,008
    Glen Burnie Bancorp                                         500       5,985
*   Global Indemnity, Ltd.                                   35,994   1,524,346
    Goldman Sachs Group, Inc. (The)                         284,073  76,100,316
    Gouverneur Bancorp, Inc.                                    600       8,832
*   Great Elm Capital Group, Inc.                            23,856      92,442
    Great Southern Bancorp, Inc.                             45,025   2,285,019
    Great Western Bancorp, Inc.                             154,819   6,525,621
*   Green Bancorp, Inc.                                      79,531   1,896,814
*   Green Dot Corp. Class A                                 156,594   9,592,948
#   Greenhill & Co., Inc.                                    78,826   1,462,222
#*  Greenlight Capital Re, Ltd. Class A                     100,763   2,040,451
    Guaranty Bancorp                                         58,673   1,663,380
    Guaranty Federal Bancshares, Inc.                         1,840      39,873
*   Hallmark Financial Services, Inc.                        43,645     442,124
*   Hamilton Bancorp, Inc.                                    1,561      24,195
    Hancock Holding Co.                                     243,535  13,077,829
    Hanmi Financial Corp.                                   108,733   3,425,089
    Hanover Insurance Group, Inc. (The)                     112,510  12,730,506
*   HarborOne Bancorp, Inc.                                   2,433      44,913
    Harleysville Financial Corp.                              3,569      85,478
    Hartford Financial Services Group, Inc. (The)           533,863  31,369,790
#   Hawthorn Bancshares, Inc.                                 6,039     126,517
#   HCI Group, Inc.                                          37,684   1,317,056
#   Heartland Financial USA, Inc.                            99,224   5,273,756
    Hennessy Advisors, Inc.                                   9,316     166,477
    Heritage Commerce Corp.                                  97,474   1,560,559
    Heritage Financial Corp.                                 99,066   3,051,233
#   Heritage Insurance Holdings, Inc.                        23,530     400,716
    Hilltop Holdings, Inc.                                  301,208   7,888,638
    Hingham Institution for Savings                           1,548     335,483
*   HMN Financial, Inc.                                       3,716      71,161
    Home Bancorp, Inc.                                        8,770     375,882
#   Home BancShares, Inc.                                   438,303  10,523,655
*   HomeStreet, Inc.                                         56,218   1,655,620
*   HomeTrust Bancshares, Inc.                               14,545     368,716
    Hope Bancorp, Inc.                                      485,177   9,237,770
    HopFed Bancorp, Inc.                                     10,064     150,256
    Horace Mann Educators Corp.                              90,212   3,725,756
    Horizon Bancorp                                          44,538   1,356,182
    Houlihan Lokey, Inc.                                     94,105   4,488,808
#*  Howard Bancorp, Inc.                                     10,906     229,026
    Huntington Bancshares, Inc.                           1,756,688  28,423,212
    Iberiabank Corp.                                        131,606  11,120,707
    IF Bancorp, Inc.                                          1,300      26,000
    Independence Holding Co.                                  8,391     245,856
    Independent Bank Corp.(453836108)                        74,628   5,324,708
    Independent Bank Corp.(453838609)                        67,727   1,561,107
#   Independent Bank Group, Inc.                             32,656   2,343,068
    Infinity Property & Casualty Corp.                       21,318   2,158,447
    Interactive Brokers Group, Inc. Class A                 314,119  20,100,475

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Intercontinental Exchange, Inc.                        368,203 $ 27,188,109
    International Bancshares Corp.                         219,832    9,123,028
#*  INTL. FCStone, Inc.                                     57,859    2,516,866
    Invesco, Ltd.                                          554,944   20,050,127
    Investar Holding Corp.                                   2,377       60,019
    Investment Technology Group, Inc.                      103,611    2,213,131
    Investors Bancorp, Inc.                                708,652    9,701,446
    Investors Title Co.                                      2,481      482,554
    Jacksonville Bancorp, Inc.                                 500       16,625
    James River Group Holdings, Ltd.                        62,832    2,387,616
#   Janus Henderson Group P.L.C.                           248,756    9,796,011
    JPMorgan Chase & Co.                                 2,971,967  343,767,423
#   Kearny Financial Corp.                                 240,223    3,315,077
    Kemper Corp.                                           164,124   10,643,441
    Kentucky First Federal Bancorp                           4,483       39,226
    KeyCorp                                              1,096,922   23,474,131
    Kingstone Cos., Inc.                                     9,331      195,484
#   Kinsale Capital Group, Inc.                                283       13,505
    Ladenburg Thalmann Financial Services, Inc.             16,106       50,090
    Lake Shore Bancorp, Inc.                                   549        8,976
    Lakeland Bancorp, Inc.                                 156,240    3,140,424
#   Lakeland Financial Corp.                                73,806    3,547,854
    Landmark Bancorp, Inc.                                   4,858      138,939
    Lazard, Ltd. Class A                                   254,973   14,933,769
    LCNB Corp.                                              17,578      342,771
    LegacyTexas Financial Group, Inc.                      144,723    6,373,601
#   Legg Mason, Inc.                                       221,488    9,439,819
#*  LendingClub Corp.                                    1,366,077    4,999,842
#*  LendingTree, Inc.                                       20,530    7,551,960
    Leucadia National Corp.                                451,788   12,229,901
    Lincoln National Corp.                                 325,094   26,917,783
    Live Oak Bancshares, Inc.                                2,607       70,128
    Loews Corp.                                            409,246   21,137,556
    LPL Financial Holdings, Inc.                           406,603   24,257,935
    M&T Bank Corp.                                          89,176   17,012,997
    Macatawa Bank Corp.                                     61,538      637,534
    Mackinac Financial Corp.                                 9,713      156,379
*   Magyar Bancorp, Inc.                                     2,122       26,865
    Maiden Holdings, Ltd.                                  235,412    1,659,655
    MainSource Financial Group, Inc.                        81,979    3,225,874
*   Malvern Bancorp, Inc.                                    4,300      102,770
#   Manning & Napier, Inc.                                  38,211      149,023
#*  Markel Corp.                                            15,795   18,127,764
#   MarketAxess Holdings, Inc.                              45,051    8,839,457
    Marlin Business Services Corp.                          44,251    1,048,749
    Marsh & McLennan Cos., Inc.                            202,666   16,926,664
    MB Financial, Inc.                                     200,088    8,559,765
#*  MBIA, Inc.                                             460,050    3,376,767
    MBT Financial Corp.                                     35,006      393,817
    Mercantile Bank Corp.                                   29,884    1,042,653
#   Mercury General Corp.                                  155,127    7,593,467
    Meridian Bancorp, Inc.                                 176,372    3,606,807
#   Meta Financial Group, Inc.                              31,169    3,646,773

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
           MetLife, Inc.                                    590,894 $28,404,275
*          MGIC Investment Corp.                            277,958   4,119,338
#          Mid Penn Bancorp, Inc.                             1,624      53,348
           Midland States Bancorp, Inc.                      11,399     365,794
           MidSouth Bancorp, Inc.                            13,621     192,737
           MidWestOne Financial Group, Inc.                  11,055     365,699
*          MMA Capital Management LLC                         2,600      73,450
#          Moelis & Co. Class A                              56,718   2,932,321
           Moody's Corp.                                     49,376   7,988,543
           Morgan Stanley                                 1,080,130  61,081,351
#          Morningstar, Inc.                                 70,312   6,758,389
           MSB Financial Corp.                                7,149     125,465
           MSCI, Inc.                                       127,858  17,801,669
           MutualFirst Financial, Inc.                       12,171     457,021
           Nasdaq, Inc.                                     242,500  19,620,675
           National Bank Holdings Corp. Class A              98,978   3,290,029
           National Bankshares, Inc.                          2,553     111,311
*          National Commerce Corp.                              800      36,280
           National General Holdings Corp.                  111,693   2,236,094
*          National Holdings Corp.                            5,000      18,000
           National Security Group, Inc. (The)                1,677      26,832
           National Western Life Group, Inc. Class A          4,844   1,568,972
#*         Nationstar Mortgage Holdings, Inc.                40,946     726,382
           Navient Corp.                                    978,068  13,937,469
           Navigators Group, Inc. (The)                      99,567   4,838,956
#          NBT Bancorp, Inc.                                146,067   5,391,333
           Nelnet, Inc. Class A                              99,313   5,175,200
#          New York Community Bancorp, Inc.                 688,591   9,750,449
(degrees)  NewStar Financial, Inc.                          120,603      65,126
*          Nicholas Financial, Inc.                          14,301     130,282
*          Nicolet Bankshares, Inc.                           2,341     127,093
#*         NMI Holdings, Inc. Class A                       130,094   2,387,225
#          Northeast Bancorp                                  7,644     170,843
           Northeast Community Bancorp, Inc.                 10,493     107,763
           Northern Trust Corp.                             228,236  24,053,792
#          Northfield Bancorp, Inc.                         159,972   2,684,330
           Northrim BanCorp, Inc.                            16,807     562,194
           Northway Financial, Inc.                           2,363      73,430
#          Northwest Bancshares, Inc.                       392,414   6,612,176
#          Norwood Financial Corp.                            3,408     107,045
#          OceanFirst Financial Corp.                       107,250   2,836,762
           Oconee Federal Financial Corp.                       100       2,850
#*         Ocwen Financial Corp.                            183,013     616,754
#          OFG Bancorp                                      136,038   1,550,833
#          Ohio Valley Banc Corp.                             3,467     142,494
#          Old Line Bancshares, Inc.                          5,859     185,555
           Old National Bancorp                             449,061   7,768,755
           Old Point Financial Corp.                            700      20,538
           Old Republic International Corp.                 671,373  14,427,806
           Old Second Bancorp, Inc.                          13,666     200,890
           OM Asset Management P.L.C.                       252,462   4,516,545
#*         On Deck Capital, Inc.                             64,440     289,980
#*         OneMain Holdings, Inc.                           199,336   6,520,281

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A                       16,285 $   447,837
#   Opus Bank                                                59,537   1,613,453
    Oritani Financial Corp.                                 163,105   2,723,853
    Orrstown Financial Services, Inc.                        19,624     493,544
*   Pacific Mercantile Bancorp                               37,406     323,562
#*  Pacific Premier Bancorp, Inc.                           151,996   6,193,837
    PacWest Bancorp                                         265,130  13,900,766
#   Park National Corp.                                      29,500   3,098,090
#   Parke Bancorp, Inc.                                       5,370     108,205
    Pathfinder Bancorp, Inc.                                  1,700      26,333
    Patriot National Bancorp, Inc.                              130       2,320
    PB Bancorp, Inc.                                          7,223      75,119
    Peapack Gladstone Financial Corp.                        37,163   1,320,030
#   Penns Woods Bancorp, Inc.                                 8,124     348,276
*   PennyMac Financial Services, Inc. Class A                88,984   1,975,445
#   People's United Financial, Inc.                         716,288  14,089,385
    People's Utah Bancorp                                     4,819     152,280
#   Peoples Bancorp of North Carolina, Inc.                   4,794     151,011
    Peoples Bancorp, Inc.                                    38,210   1,360,658
    Peoples Financial Corp.                                     137       1,891
    Peoples Financial Services Corp.                            902      40,978
*   PHH Corp.                                               201,877   1,810,837
#   Pinnacle Financial Partners, Inc.                       162,141  10,263,525
    Piper Jaffray Cos.                                       23,362   2,156,313
#   PJT Partners, Inc. Class A                                9,860     466,871
    Plumas Bancorp                                            5,933     145,655
    PNC Financial Services Group, Inc. (The)                279,032  44,092,637
#   Poage Bankshares, Inc.                                      176       3,362
    Popular, Inc.                                           230,501   9,367,561
#*  PRA Group, Inc.                                         150,252   5,371,509
    Preferred Bank                                           39,763   2,561,532
    Premier Financial Bancorp, Inc.                          12,251     233,014
#   Primerica, Inc.                                         182,201  18,402,301
    Principal Financial Group, Inc.                         420,763  28,443,579
    ProAssurance Corp.                                      134,622   7,363,823
    Progressive Corp. (The)                                 646,390  34,969,699
#   Prosperity Bancshares, Inc.                             154,787  11,732,855
*   Provident Bancorp, Inc.                                   1,804      43,386
    Provident Financial Holdings, Inc.                       13,977     255,779
    Provident Financial Services, Inc.                      220,369   5,797,908
#   Prudential Bancorp, Inc.                                  9,828     170,123
    Prudential Financial, Inc.                              302,773  35,975,488
    Pzena Investment Management, Inc. Class A                 7,981      99,842
    QCR Holdings, Inc.                                       11,897     521,683
    Radian Group, Inc.                                      195,407   4,312,632
*   Randolph Bancorp, Inc.                                    3,792      59,004
    Raymond James Financial, Inc.                           168,534  16,244,992
*   Regional Management Corp.                                31,558     894,985
    Regions Financial Corp.                               1,782,617  34,279,725
    Reinsurance Group of America, Inc.                      110,831  17,361,676
#   RenaissanceRe Holdings, Ltd.                             96,423  12,259,220
    Renasant Corp.                                          171,716   7,395,808
    Republic Bancorp, Inc. Class A                           29,946   1,154,119

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#*  Republic First Bancorp, Inc.                             26,707 $   236,357
    Riverview Bancorp, Inc.                                  54,529     522,388
#   RLI Corp.                                               102,771   6,604,064
    S&P Global, Inc.                                         75,732  13,715,065
#   S&T Bancorp, Inc.                                       115,719   4,670,419
#*  Safeguard Scientifics, Inc.                              63,662     795,775
    Safety Insurance Group, Inc.                             57,159   4,438,396
#   Salisbury Bancorp, Inc.                                   2,812     124,290
    Sandy Spring Bancorp, Inc.                               80,114   3,029,911
    Santander Consumer USA Holdings, Inc.                   738,787  12,744,076
    SB Financial Group, Inc.                                  9,515     171,746
*   Seacoast Banking Corp. of Florida                        45,582   1,175,560
*   Security National Financial Corp. Class A                21,507      94,631
    SEI Investments Co.                                     105,678   7,941,702
#*  Select Bancorp, Inc.                                     20,207     260,670
#   Selective Insurance Group, Inc.                         172,504  10,048,358
#   ServisFirst Bancshares, Inc.                            119,142   5,054,004
#*  Severn Bancorp, Inc.                                      7,100      56,800
    Shore Bancshares, Inc.                                   16,773     305,604
    SI Financial Group, Inc.                                 26,829     387,679
*   Siebert Financial Corp.                                   8,302      76,129
    Sierra Bancorp                                           33,526     917,942
*   Signature Bank                                           76,997  11,857,538
    Silvercrest Asset Management Group, Inc. Class A          5,205      78,075
#   Simmons First National Corp. Class A                    152,823   8,993,634
*   SLM Corp.                                             1,428,379  16,340,656
#*  SmartFinancial, Inc.                                      2,034      44,341
    Sound Financial Bancorp, Inc.                             2,601      89,865
    South State Corp.                                       102,410   9,073,526
*   Southern First Bancshares, Inc.                          13,381     582,743
    Southern Missouri Bancorp, Inc.                           3,922     150,330
    Southern National Bancorp of Virginia, Inc.              22,382     366,841
#   Southside Bancshares, Inc.                               94,101   3,230,487
    Southwest Georgia Financial Corp.                         2,254      48,799
    State Auto Financial Corp.                               61,482   1,830,319
    State Bank Financial Corp.                               62,079   1,894,030
    State Street Corp.                                      269,651  29,707,451
#   Sterling Bancorp                                        634,142  15,695,014
#   Stewardship Financial Corp.                               7,472      83,313
    Stewart Information Services Corp.                       92,756   4,128,570
    Stifel Financial Corp.                                  135,653   9,159,291
#   Stock Yards Bancorp, Inc.                                60,353   2,169,690
    Summit State Bank                                        10,426     135,017
    Sun Bancorp, Inc.                                        10,180     249,410
    SunTrust Banks, Inc.                                    319,766  22,607,456
#   Sussex Bancorp                                            3,771     109,736
*   SVB Financial Group                                      79,723  19,655,706
    Synchrony Financial                                     927,351  36,797,288
    Synovus Financial Corp.                                 389,878  19,645,952
    T Rowe Price Group, Inc.                                366,563  40,919,428
    TCF Financial Corp.                                     543,795  11,664,403
    TD Ameritrade Holding Corp.                             378,737  21,129,737
    Territorial Bancorp, Inc.                                26,794     811,322

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Teton Advisors, Inc. Class A                                95 $      4,940
#*  Texas Capital Bancshares, Inc.                         142,625   13,520,850
#   TFS Financial Corp.                                    342,421    5,006,195
*   Third Point Reinsurance, Ltd.                           48,803      695,443
    Timberland Bancorp, Inc.                                 7,177      200,238
    Tiptree, Inc.                                          128,893      792,692
#   Tompkins Financial Corp.                                40,041    3,298,177
    Torchmark Corp.                                        159,563   14,496,299
#   Towne Bank                                             212,288    6,485,411
    Travelers Cos., Inc. (The)                             327,051   49,031,486
    Trico Bancshares                                        75,004    2,773,648
#*  TriState Capital Holdings, Inc.                         49,332    1,186,435
*   Triumph Bancorp, Inc.                                   50,022    1,925,847
    TrustCo Bank Corp. NY                                  312,269    2,685,513
#   Trustmark Corp.                                        225,863    7,180,185
#   Two River Bancorp                                        1,493       26,889
    U.S. Bancorp.                                        1,203,717   68,780,389
    UMB Financial Corp.                                    114,639    8,733,199
    Umpqua Holdings Corp.                                  568,364   12,305,081
*   Unico American Corp.                                     1,450       12,107
#   Union Bankshares Corp.                                 123,373    4,657,331
#   Union Bankshares, Inc.                                   2,439      131,828
    United Bancorp, Inc.                                       100        1,260
    United Bancshares, Inc.                                  3,630       79,860
#   United Bankshares, Inc.                                230,845    8,495,096
    United Community Bancorp                                 1,746       35,356
    United Community Banks, Inc.                           258,071    8,175,689
    United Community Financial Corp.                       161,557    1,575,181
    United Financial Bancorp, Inc.                         169,832    2,846,384
    United Fire Group, Inc.                                 62,405    2,707,753
#   United Insurance Holdings Corp.                         59,969    1,158,601
    United Security Bancshares                              17,581      194,270
    Unity Bancorp, Inc.                                     16,882      346,925
    Universal Insurance Holdings, Inc.                     154,584    4,544,770
    Univest Corp. of Pennsylvania                           95,496    2,673,888
    Unum Group                                             295,052   15,693,816
#   US Global Investors, Inc. Class A                       10,531       36,437
    Validus Holdings, Ltd.                                 188,628   12,770,116
#   Valley National Bancorp                                590,312    7,420,222
    Value Line, Inc.                                         7,363      141,590
*   Veritex Holdings, Inc.                                  22,057      628,845
#   Virtu Financial, Inc. Class A                           81,297    1,552,773
#   Virtus Investment Partners, Inc.                        23,724    3,036,672
    Voya Financial, Inc.                                   278,481   14,455,949
    VSB Bancorp, Inc.                                          134        2,683
#   Waddell & Reed Financial, Inc. Class A                 276,997    6,370,931
*   Walker & Dunlop, Inc.                                  132,191    6,140,272
    Washington Federal, Inc.                               314,397   11,286,852
    Washington Trust Bancorp, Inc.                          44,152    2,375,378
    Waterstone Financial, Inc.                              79,142    1,353,328
#   Webster Financial Corp.                                262,416   14,857,994
    Wellesley Bank                                             364       10,647
    Wells Fargo & Co.                                    4,176,962  274,760,560

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    WesBanco, Inc.                                       145,636 $    5,972,532
    West Bancorporation, Inc.                             55,086      1,410,202
#   Westamerica Bancorporation                            67,002      3,977,909
*   Western Alliance Bancorp                             317,203     18,607,128
    Western New England Bancorp, Inc.                     83,140        902,069
    Westwood Holdings Group, Inc.                         18,779      1,229,461
    White Mountains Insurance Group, Ltd.                  9,547      8,018,525
    Willis Towers Watson P.L.C.                          102,246     16,407,416
#   Wintrust Financial Corp.                             172,887     14,850,993
#   WisdomTree Investments, Inc.                         261,131      3,026,508
#*  World Acceptance Corp.                                29,470      3,478,933
#   WR Berkley Corp.                                     235,549     17,190,366
    WSFS Financial Corp.                                  85,104      4,348,814
    WVS Financial Corp.                                    2,157         36,604
#   XL Group, Ltd.                                       304,513     11,218,259
#   Zions Bancorporation                                 280,329     15,146,176
                                                                 --------------
Total Financials                                                  4,693,939,660
                                                                 --------------
Health Care -- (9.9%)
#   Abaxis, Inc.                                          41,740      2,990,671
    Abbott Laboratories                                  808,053     50,228,574
    AbbVie, Inc.                                         486,021     54,541,277
*   ABIOMED, Inc.                                         35,912      8,439,320
#*  Acadia Healthcare Co., Inc.                          284,118      9,682,741
#*  Accuray, Inc.                                         36,788        207,852
    Aceto Corp.                                           98,354      1,082,878
#*  Achillion Pharmaceuticals, Inc.                      331,742        879,116
#*  Aclaris Therapeutics, Inc.                             2,839         62,799
#*  Acorda Therapeutics, Inc.                            170,866      4,433,973
#*  Adamas Pharmaceuticals, Inc.                           3,338        126,310
*   Addus HomeCare Corp.                                  32,406      1,161,755
*   ADMA Biologics, Inc.                                   3,803         14,147
*   Adverum Biotechnologies, Inc.                        105,675        771,428
#*  Aeglea BioTherapeutics, Inc.                          17,425        112,914
    Aetna, Inc.                                          323,980     60,525,944
*   Affimed NV                                            86,693        117,036
    Agilent Technologies, Inc.                           196,655     14,440,377
#*  Akorn, Inc.                                          209,431      6,747,867
#*  Albireo Pharma, Inc.                                   1,128         39,480
#*  Aldeyra Therapeutics, Inc.                            12,787         95,583
*   Alexion Pharmaceuticals, Inc.                         65,066      7,763,675
*   Align Technology, Inc.                               110,039     28,830,218
#*  Alkermes P.L.C.                                       27,369      1,564,686
    Allergan P.L.C.                                      211,621     38,146,801
*   Allied Healthcare Products, Inc.                       3,482          7,208
*   Allscripts Healthcare Solutions, Inc.                481,914      7,185,338
*   Almost Family, Inc.                                   49,348      2,815,303
#*  Alnylam Pharmaceuticals, Inc.                         34,598      4,497,048
#*  AMAG Pharmaceuticals, Inc.                            29,182        418,762
#*  Amedisys, Inc.                                        82,293      4,412,551
#*  American Renal Associates Holdings, Inc.              14,460        273,439
*   American Shared Hospital Services                      4,179         11,283

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
    AmerisourceBergen Corp.                               152,615 $15,211,137
    Amgen, Inc.                                           327,896  61,005,051
#*  AMN Healthcare Services, Inc.                         214,398  11,502,453
#*  Amphastar Pharmaceuticals, Inc.                        96,853   1,805,340
    Analogic Corp.                                         39,408   3,266,923
*   AngioDynamics, Inc.                                    83,941   1,461,413
#*  ANI Pharmaceuticals, Inc.                              30,508   2,048,917
#*  Anika Therapeutics, Inc.                               52,617   3,510,606
    Anthem, Inc.                                          221,103  54,800,379
*   Apollo Endosurgery, Inc.                                4,411      27,613
*   Applied Genetic Technologies Corp.                      5,779      28,606
#*  Aptevo Therapeutics, Inc.                              52,865     179,212
*   Aquinox Pharmaceuticals, Inc.                           7,145      92,385
#*  Aralez Pharmaceuticals, Inc.                           44,728      76,485
#*  Aratana Therapeutics, Inc.                             47,940     221,962
*   Ardelyx, Inc.                                          40,276     292,001
#*  Arrowhead Pharmaceuticals, Inc.                         8,350      51,603
#*  Assembly Biosciences, Inc.                              4,031     190,183
#*  athenahealth, Inc.                                     56,739   7,109,964
    Atrion Corp.                                            4,902   2,820,611
*   aTyr Pharma, Inc.                                      26,907      95,520
    Baxter International, Inc.                            216,549  15,598,024
    Becton Dickinson and Co.                               64,977  15,785,512
*   Bio-Rad Laboratories, Inc. Class A                     43,988  11,372,218
#*  Bio-Rad Laboratories, Inc. Class B                      2,960     765,826
    Bio-Techne Corp.                                       56,845   7,974,785
*   Biogen, Inc.                                           96,410  33,532,362
#*  BioMarin Pharmaceutical, Inc.                          24,611   2,220,651
#*  BioScrip, Inc.                                        183,767     512,710
*   BioSpecifics Technologies Corp.                        15,129     647,824
#*  BioTelemetry, Inc.                                     93,656   3,198,352
#*  Bioverativ, Inc.                                      197,338  20,337,654
#*  Bluebird Bio, Inc.                                     35,268   7,226,413
*   Boston Scientific Corp.                               444,145  12,418,294
#*  Bovie Medical Corp.                                    16,167      38,477
    Bristol-Myers Squibb Co.                              600,045  37,562,817
*   Brookdale Senior Living, Inc.                         611,484   5,809,098
    Bruker Corp.                                          246,977   8,794,851
*   Caladrius Biosciences, Inc.                             8,317      35,430
#*  Cambrex Corp.                                         143,612   8,092,536
    Cantel Medical Corp.                                   79,179   8,783,326
#*  Capital Senior Living Corp.                            86,323     973,723
#   Cardinal Health, Inc.                                 159,688  11,464,002
*   Cascadian Therapeutics, Inc.                           67,581     679,865
*   Catabasis Pharmaceuticals, Inc.                        21,687      32,314
*   Catalent, Inc.                                        354,697  16,507,598
*   Celgene Corp.                                         215,795  21,829,822
#*  Celldex Therapeutics, Inc.                            298,513     823,896
*   Cellular Biomedicine Group, Inc.                        1,100      22,825
*   Centene Corp.                                         253,565  27,192,311
*   Cerner Corp.                                           60,976   4,215,271
*   Cesca Therapeutics, Inc.                                5,400      15,120
*   Charles River Laboratories International, Inc.        153,624  16,198,115

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#   Chemed Corp.                                           41,634 $10,848,571
#*  Chiasma, Inc.                                          37,057      61,144
*   Chimerix, Inc.                                        139,709     669,206
    Cigna Corp.                                           229,785  47,875,705
*   Citius Pharmaceuticals, Inc.                           10,521      44,925
*   Civitas Solutions, Inc.                                 1,852      32,503
*   Cogentix Medical, Inc.                                 41,210     117,036
#*  Community Health Systems, Inc.                        369,914   2,090,014
#   Computer Programs & Systems, Inc.                      22,595     676,720
#*  Concert Pharmaceuticals, Inc.                          71,636   1,438,451
#*  ConforMIS, Inc.                                        19,800      27,522
#   CONMED Corp.                                           60,893   3,518,398
    Cooper Cos., Inc. (The)                                36,167   8,848,980
#*  Corcept Therapeutics, Inc.                            202,497   4,660,468
*   CorVel Corp.                                           52,150   2,693,548
#*  Corvus Pharmaceuticals, Inc.                           12,247     103,120
*   Cotiviti Holdings, Inc.                                34,757   1,216,495
#*  Cross Country Healthcare, Inc.                         91,833   1,286,580
#*  CryoLife, Inc.                                         83,711   1,577,952
*   Cumberland Pharmaceuticals, Inc.                       38,461     261,919
#*  Cutera, Inc.                                           22,365   1,109,304
#*  CynergisTek, Inc.                                       2,208      11,724
#*  Cytokinetics, Inc.                                      3,665      33,718
    Danaher Corp.                                         354,541  35,907,912
*   DaVita, Inc.                                          350,972  27,389,855
    DENTSPLY SIRONA, Inc.                                 252,565  15,358,478
#*  Depomed, Inc.                                         168,276   1,236,829
#*  Dermira, Inc.                                          43,658   1,245,126
#*  DexCom, Inc.                                           26,640   1,550,448
#*  Dicerna Pharmaceuticals, Inc.                             900       8,631
    Digirad Corp.                                          23,800      55,930
#*  Diplomat Pharmacy, Inc.                               207,279   5,594,460
#*  Eagle Pharmaceuticals, Inc.                             2,965     177,218
*   Edwards Lifesciences Corp.                            100,660  12,741,543
*   Electromed, Inc.                                        8,494      47,736
    Eli Lilly & Co.                                       259,692  21,151,913
*   Emergent BioSolutions, Inc.                           111,105   5,420,813
*   Enanta Pharmaceuticals, Inc.                           11,704     994,255
    Encompass Health Corp.                                363,885  19,256,794
#*  Endo International P.L.C.                             476,806   3,294,729
#   Ensign Group, Inc. (The)                              169,224   3,897,229
#*  Envision Healthcare Corp.                             176,212   6,341,870
*   Enzo Biochem, Inc.                                    149,410   1,099,658
#*  Evolent Health, Inc. Class A                           89,643   1,263,966
#*  Exact Sciences Corp.                                   33,166   1,648,682
*   Exactech, Inc.                                         35,815   1,794,332
*   Exelixis, Inc.                                        216,128   6,550,840
*   Express Scripts Holding Co.                           729,276  57,744,074
#*  FibroGen, Inc.                                         27,901   1,633,604
#*  Five Prime Therapeutics, Inc.                          63,228   1,264,560
*   Five Star Senior Living, Inc.                          21,077      30,562
#*  Flex Pharma, Inc.                                       3,200      13,216
*   FONAR Corp.                                            17,731     435,296

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Fulgent Genetics, Inc.                                  11,000 $     49,170
    Gilead Sciences, Inc.                                  739,161   61,941,692
#*  Globus Medical, Inc. Class A                           211,312    9,728,804
*   Haemonetics Corp.                                      113,330    7,326,784
#*  Halyard Health, Inc.                                   174,893    8,536,527
#*  Hanger, Inc.                                            63,789    1,012,969
*   Harvard Bioscience, Inc.                                90,176      423,827
*   HCA Healthcare, Inc.                                    62,915    6,364,481
#*  HealthEquity, Inc.                                      43,426    2,198,224
*   HealthStream, Inc.                                      77,184    1,815,368
#*  Henry Schein, Inc.                                     132,222   10,006,561
#*  Heska Corp.                                              8,367      652,208
    Hill-Rom Holdings, Inc.                                262,872   22,430,868
*   HMS Holdings Corp.                                     212,690    3,643,380
#*  Hologic, Inc.                                          620,777   26,507,178
#*  Horizon Pharma P.L.C.                                  508,470    7,398,238
#   Humana, Inc.                                           152,113   42,870,007
*   Icad, Inc.                                               9,255       30,079
*   ICU Medical, Inc.                                       46,210   10,579,779
*   IDEXX Laboratories, Inc.                                57,480   10,751,059
*   Illumina, Inc.                                          23,007    5,352,348
#*  ImmuCell Corp.                                           2,830       20,772
#*  Immune Design Corp.                                     13,300       45,220
#*  Impax Laboratories, Inc.                               160,842    3,128,377
#*  Incyte Corp.                                            36,901    3,331,791
#*  Infinity Pharmaceuticals, Inc.                         127,833      262,058
*   InfuSystem Holdings, Inc.                               10,342       23,787
#*  Innoviva, Inc.                                         133,135    1,942,440
#*  Inogen, Inc.                                            29,860    3,638,142
#*  Inovalon Holdings, Inc. Class A                         19,390      252,070
#*  Insulet Corp.                                           15,693    1,200,985
#*  Insys Therapeutics, Inc.                                19,472      184,205
*   Integer Holdings Corp.                                  74,575    3,739,936
#*  Integra LifeSciences Holdings Corp.                    167,974    8,845,511
#*  Intra-Cellular Therapies, Inc.                         115,324    1,962,814
*   Intuitive Surgical, Inc.                                26,157   11,291,192
#   Invacare Corp.                                         129,422    2,381,365
#*  Ionis Pharmaceuticals, Inc.                             33,183    1,742,771
*   IQVIA Holdings, Inc.                                   174,880   17,870,987
#*  iRadimed Corp.                                           2,040       30,192
#*  IRIDEX Corp.                                            12,103       89,078
#*  Jazz Pharmaceuticals P.L.C.                             60,087    8,757,079
    Johnson & Johnson                                    1,295,742  179,058,587
#*  Juniper Pharmaceuticals, Inc.                           22,871      180,681
*   Juno Therapeutics, Inc.                                 79,835    6,850,641
#*  Karyopharm Therapeutics, Inc.                            1,986       23,475
    Kewaunee Scientific Corp.                                6,314      183,106
*   Kindred Biosciences, Inc.                               88,789      776,904
#   Kindred Healthcare, Inc.                               349,209    3,212,723
*   Laboratory Corp. of America Holdings                   135,098   23,574,601
#*  Lannett Co., Inc.                                      101,012    2,055,594
*   Lantheus Holdings, Inc.                                 91,140    2,096,220
#*  Leap Therapeutics, Inc.                                 15,358      102,284

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#   LeMaitre Vascular, Inc.                                  49,735 $ 1,730,778
*   LHC Group, Inc.                                          48,462   3,043,414
#*  LifePoint Health, Inc.                                  131,947   6,524,779
#*  Ligand Pharmaceuticals, Inc.                             34,221   5,393,914
#*  Lipocine, Inc.                                           41,781      55,151
*   LivaNova P.L.C.                                         109,924   9,403,998
#   Luminex Corp.                                            95,340   1,924,915
#*  MacroGenics, Inc.                                         9,009     203,333
*   Magellan Health, Inc.                                    85,425   8,508,330
#*  Mallinckrodt P.L.C.                                     154,637   2,792,744
*   Masimo Corp.                                            126,336  11,905,905
    McKesson Corp.                                          136,612  23,071,035
#*  Medidata Solutions, Inc.                                 24,690   1,681,636
*   MEDNAX, Inc.                                            144,624   7,637,593
    Medtronic P.L.C.                                        549,742  47,217,340
*   MEI Pharma, Inc.                                         79,239     172,741
#*  Melinta Therapeutics, Inc.                               41,163     574,224
    Merck & Co., Inc.                                     1,225,225  72,594,581
#   Meridian Bioscience, Inc.                               145,364   2,274,947
*   Merit Medical Systems, Inc.                             118,294   5,494,756
#   Merrimack Pharmaceuticals, Inc.                          13,034     136,857
*   Mettler-Toledo International, Inc.                       16,178  10,924,356
*   Micron Solutions, Inc.                                    1,790       6,265
#*  Mirati Therapeutics, Inc.                                33,499     867,624
#*  Misonix, Inc.                                             8,260      73,101
*   Molecular Templates, Inc.                                 2,410      25,980
#*  Molina Healthcare, Inc.                                 181,634  16,594,082
#*  Momenta Pharmaceuticals, Inc.                           161,798   2,750,566
*   Mylan NV                                                490,110  21,001,213
#*  Myriad Genetics, Inc.                                   184,686   6,811,220
    National HealthCare Corp.                                25,834   1,611,267
#   National Research Corp. Class A                          31,499   1,185,937
    National Research Corp. Class B                           4,902     274,610
#*  Natus Medical, Inc.                                      83,592   2,595,532
#*  Nektar Therapeutics                                      21,730   1,816,845
*   Neogen Corp.                                             91,316   5,390,383
#*  NeoGenomics, Inc.                                         1,600      12,352
#*  Neurocrine Biosciences, Inc.                             39,964   3,415,723
*   Neurotrope, Inc.                                          2,300      15,893
#*  NewLink Genetics Corp.                                   10,777      88,910
#*  Novus Therapeutics, Inc.                                  2,800      10,164
#*  NuVasive, Inc.                                          107,433   5,250,251
#*  Nuvectra Corp.                                           25,940     210,633
*   Omnicell, Inc.                                           79,432   3,896,140
*   Ophthotech Corp.                                         67,379     196,747
#*  OPKO Health, Inc.                                       346,194   1,544,025
*   OraSure Technologies, Inc.                              124,928   2,718,433
*   Orthofix International NV                                48,047   2,759,820
#   Owens & Minor, Inc.                                     202,266   4,259,722
#   Patterson Cos., Inc.                                    300,856  10,797,722
#*  PDL BioPharma, Inc.                                     501,731   1,384,778
    PerkinElmer, Inc.                                       138,860  11,131,018
#   Perrigo Co. P.L.C.                                       84,576   7,664,277

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Pfenex, Inc.                                             5,257 $     17,558
    Pfizer, Inc.                                         5,087,188  188,429,444
    Phibro Animal Health Corp. Class A                      49,361    1,680,742
*   PRA Health Sciences, Inc.                              125,579   11,435,224
#*  Premier, Inc. Class A                                  161,068    5,226,657
#*  Prestige Brands Holdings, Inc.                         159,009    6,651,346
*   Pro-Dex, Inc.                                            1,700       11,475
*   ProPhase Labs, Inc.                                        628        1,557
#*  Proteon Therapeutics, Inc.                              18,561       41,762
*   Providence Service Corp. (The)                          44,020    2,831,807
    Psychemedics Corp.                                       1,810       36,218
*   PTC Therapeutics, Inc.                                  11,500      302,335
*   Quality Systems, Inc.                                  170,171    2,212,223
    Quest Diagnostics, Inc.                                214,056   22,651,406
*   Quidel Corp.                                            53,525    2,450,375
#*  Quorum Health Corp.                                     88,839      548,137
*   R1 RCM, Inc.                                            39,576      203,816
*   RadNet, Inc.                                            86,100      873,915
*   Regeneron Pharmaceuticals, Inc.                         21,372    7,836,044
#*  Repligen Corp.                                          84,749    2,997,572
#   ResMed, Inc.                                            67,431    6,796,370
#*  Retrophin, Inc.                                         22,214      531,137
*   Rigel Pharmaceuticals, Inc.                             82,816      331,264
#*  Rocket Pharmaceuticals, Inc.                             3,755       71,495
*   RTI Surgical, Inc.                                     203,148      914,166
#*  Sage Therapeutics, Inc.                                  6,513    1,236,167
#*  Savara, Inc.                                             9,459      112,184
#*  SCYNEXIS, Inc.                                          48,941       87,115
*   SeaSpine Holdings Corp.                                 35,903      394,574
#*  Seattle Genetics, Inc.                                  19,246    1,006,566
*   Select Medical Holdings Corp.                          526,125    9,312,412
*   Sharps Compliance Corp.                                 11,111       49,444
#*  Sierra Oncology, Inc.                                   57,401      175,073
    Simulations Plus, Inc.                                   4,400       71,060
*   Soleno Therapeutics, Inc.                                4,808        8,558
#*  Spectrum Pharmaceuticals, Inc.                         126,019    2,714,449
#*  Stemline Therapeutics, Inc.                             10,496      167,411
    STERIS P.L.C.                                           93,605    8,510,567
    Stryker Corp.                                           90,871   14,937,375
#*  Sucampo Pharmaceuticals, Inc. Class A                  103,937    1,865,669
#*  Supernus Pharmaceuticals, Inc.                         139,838    5,460,674
#*  Surgery Partners, Inc.                                  11,308      175,839
*   Surmodics, Inc.                                         43,052    1,261,424
#*  Syndax Pharmaceuticals, Inc.                            26,891      293,112
#*  Syneos Health, Inc.                                    211,249    8,101,399
*   Synlogic, Inc.                                           1,303       12,991
#*  Taro Pharmaceutical Industries, Ltd.                    56,121    5,706,944
    Teleflex, Inc.                                          81,135   22,535,246
#*  Tenet Healthcare Corp.                                 416,654    7,866,428
#*  Tetraphase Pharmaceuticals, Inc.                       103,212      602,758
    Thermo Fisher Scientific, Inc.                         203,719   45,655,465
#*  Tivity Health, Inc.                                    160,548    6,221,235
#*  Tonix Pharmaceuticals Holding Corp.                      6,057       21,684

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
#*  Tracon Pharmaceuticals, Inc.                          10,224 $       29,650
#*  TransEnterix, Inc.                                    42,825         77,085
*   Trevena, Inc.                                          9,834         16,029
*   Triple-S Management Corp. Class B                     65,573      1,506,868
#*  United Therapeutics Corp.                            191,881     24,752,649
    UnitedHealth Group, Inc.                             617,082    146,112,676
    Universal Health Services, Inc. Class B              138,443     16,820,824
    US Physical Therapy, Inc.                             38,589      2,930,835
    Utah Medical Products, Inc.                            7,296        657,370
#*  Varex Imaging Corp.                                  120,161      5,103,238
#*  Varian Medical Systems, Inc.                          55,451      7,070,002
*   Veeva Systems, Inc. Class A                           42,480      2,670,293
#*  Verastem, Inc.                                        15,553         55,213
*   Vertex Pharmaceuticals, Inc.                          23,222      3,875,055
#*  Vical, Inc.                                            4,500          6,795
*   Waters Corp.                                          31,040      6,692,534
*   WellCare Health Plans, Inc.                          113,035     23,780,303
#   West Pharmaceutical Services, Inc.                    86,513      8,668,603
#*  Xencor, Inc.                                          20,674        470,540
#*  Xenon Pharmaceuticals, Inc.                           11,120         35,584
#*  Zafgen, Inc.                                          31,002        212,984
    Zimmer Biomet Holdings, Inc.                          91,141     11,585,844
    Zoetis, Inc.                                         171,864     13,187,125
#*  Zogenix, Inc.                                          2,200         79,970
#*  Zynerba Pharmaceuticals, Inc.                          7,863         95,064
                                                                 --------------
Total Health Care                                                 2,657,688,002
                                                                 --------------
Industrials -- (13.5%)
    3M Co.                                               196,433     49,206,466
#   AAON, Inc.                                           141,819      5,162,212
    AAR Corp.                                             86,264      3,491,104
#   ABM Industries, Inc.                                 219,801      8,359,032
#*  Acacia Research Corp.                                 80,906        295,307
*   ACCO Brands Corp.                                    357,641      4,238,046
#   Acme United Corp.                                      6,109        148,143
#   Actuant Corp. Class A                                160,352      3,968,712
#   Acuity Brands, Inc.                                   64,654      9,985,164
#   Advanced Drainage Systems, Inc.                       58,967      1,456,485
#*  AECOM                                                357,635     13,987,105
*   Aegion Corp.                                          89,592      2,246,967
*   AeroCentury Corp.                                      1,459         23,016
#*  Aerojet Rocketdyne Holdings, Inc.                    196,320      5,398,800
*   Aerovironment, Inc.                                   58,718      3,015,756
    AGCO Corp.                                           226,629     16,457,798
#   Air Lease Corp.                                      345,744     16,810,073
*   Air T, Inc.                                              400         12,010
*   Air Transport Services Group, Inc.                   321,654      7,996,318
#   Aircastle, Ltd.                                      241,669      5,708,222
    Alamo Group, Inc.                                     30,729      3,534,757
    Alaska Air Group, Inc.                               289,916     19,056,179
#   Albany International Corp. Class A                    91,430      5,801,233
#   Allegiant Travel Co.                                  63,975     10,188,019

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Allegion P.L.C.                                        83,230 $ 7,166,935
    Allied Motion Technologies, Inc.                       38,843   1,353,679
#   Allison Transmission Holdings, Inc.                   336,464  14,885,167
*   Alpha PRO Tech, Ltd.                                   28,782     109,372
    Altra Industrial Motion Corp.                         102,543   5,373,253
#   AMERCO                                                 34,823  12,713,181
*   Ameresco, Inc. Class A                                 48,520     422,124
#   American Airlines Group, Inc.                         199,017  10,810,603
#   American Railcar Industries, Inc.                      39,572   1,552,014
#*  American Superconductor Corp.                             952       4,960
*   American Woodmark Corp.                                65,428   8,888,394
    AMETEK, Inc.                                          297,365  22,688,949
*   AMREP Corp.                                            12,878      97,744
    AO Smith Corp.                                        136,257   9,099,242
#   Apogee Enterprises, Inc.                               95,701   4,355,353
    Applied Industrial Technologies, Inc.                 129,637   9,560,729
*   ARC Document Solutions, Inc.                          130,947     316,892
*   ARC Group Worldwide, Inc.                              13,650      27,983
#   ArcBest Corp.                                          42,847   1,523,211
    Arconic, Inc.                                         613,589  18,444,485
#   Argan, Inc.                                            83,846   3,655,686
*   Armstrong Flooring, Inc.                               87,477   1,355,019
*   Armstrong World Industries, Inc.                      142,770   8,951,679
*   Arotech Corp.                                          67,196     245,265
    Astec Industries, Inc.                                 68,944   4,302,106
#*  Astronics Corp.                                        71,639   3,195,099
#*  Astronics Corp. Class B                                25,127   1,131,971
*   Atkore International Group, Inc.                        7,596     177,594
#*  Atlas Air Worldwide Holdings, Inc.                     84,446   4,754,310
*   Avalon Holdings Corp. Class A                           1,202       2,608
#*  Avis Budget Group, Inc.                               279,032  12,545,279
#*  Axon Enterprise, Inc.                                  94,811   2,508,699
#   AZZ, Inc.                                              81,423   3,704,746
#*  Babcock & Wilcox Enterprises, Inc.                    128,425     834,763
    Barnes Group, Inc.                                    142,289   9,361,193
    Barrett Business Services, Inc.                        22,529   1,570,046
*   Beacon Roofing Supply, Inc.                           189,451  11,461,785
    BG Staffing, Inc.                                       1,909      30,315
*   BlueLinx Holdings, Inc.                                 8,614     139,461
*   BMC Stock Holdings, Inc.                              177,077   3,966,525
    Boeing Co. (The)                                      186,602  66,126,151
    Brady Corp. Class A                                   127,605   4,880,891
#   Briggs & Stratton Corp.                               114,434   2,767,014
    Brink's Co. (The)                                     183,297  15,286,970
#*  Broadwind Energy, Inc.                                  5,728      14,148
*   Builders FirstSource, Inc.                            421,990   9,039,026
    BWX Technologies, Inc.                                193,548  12,278,685
*   CAI International, Inc.                                62,255   1,759,326
    Carlisle Cos., Inc.                                   103,718  11,845,633
*   Casella Waste Systems, Inc. Class A                   104,332   2,668,813
    Caterpillar, Inc.                                     431,816  70,291,008
*   CBIZ, Inc.                                            182,220   3,006,630
    CECO Environmental Corp.                              107,924     488,896

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Celadon Group, Inc.                                      71,433 $   396,453
#   CH Robinson Worldwide, Inc.                              67,324   6,157,453
#*  Chart Industries, Inc.                                  106,930   5,300,520
    Chicago Bridge & Iron Co. NV                            235,031   4,905,097
#   Chicago Rivet & Machine Co.                                 653      20,889
#   Cintas Corp.                                             77,276  13,017,142
#   CIRCOR International, Inc.                               51,162   2,712,609
*   Civeo Corp.                                             317,835   1,112,423
*   Clean Harbors, Inc.                                     166,819   9,231,763
*   Colfax Corp.                                            251,461  10,063,469
    Columbus McKinnon Corp.                                  47,821   1,958,270
    Comfort Systems USA, Inc.                               120,426   5,130,148
#*  Command Security Corp.                                   10,654      31,962
*   Commercial Vehicle Group, Inc.                          147,761   1,827,804
    CompX International, Inc.                                 3,471      47,726
*   Continental Building Products, Inc.                     152,572   4,340,673
*   Continental Materials Corp.                               1,019      19,718
    Copa Holdings SA Class A                                 82,408  11,399,499
*   Copart, Inc.                                            331,246  14,598,011
    Costamare, Inc.                                         147,366     960,826
#   Covanta Holding Corp.                                   690,659  11,292,275
*   Covenant Transportation Group, Inc. Class A              62,332   1,828,198
#*  CPI Aerostructures, Inc.                                 18,928     168,459
    CRA International, Inc.                                  21,532     999,731
    Crane Co.                                               141,893  14,180,786
*   CSW Industrials, Inc.                                    11,760     563,304
    CSX Corp.                                               987,114  56,038,462
#   Cubic Corp.                                              87,633   5,087,096
    Cummins, Inc.                                           130,133  24,465,004
    Curtiss-Wright Corp.                                    142,599  18,631,985
    Deere & Co.                                             166,142  27,649,352
    Delta Air Lines, Inc.                                 1,138,794  64,649,335
#   Deluxe Corp.                                            174,643  12,970,736
*   DLH Holdings Corp.                                       16,618      99,043
    DMC Global, Inc.                                         39,745     910,161
    Donaldson Co., Inc.                                     210,355  10,656,584
    Douglas Dynamics, Inc.                                  107,651   4,435,221
    Dover Corp.                                             211,947  22,510,891
*   Ducommun, Inc.                                           20,564     600,058
    Dun & Bradstreet Corp. (The)                             46,872   5,799,473
*   DXP Enterprises, Inc.                                    54,911   1,878,505
#*  Dycom Industries, Inc.                                  133,264  15,553,241
*   Eagle Bulk Shipping, Inc.                                11,125      52,733
    Eastern Co. (The)                                        14,264     381,562
    Eaton Corp. P.L.C.                                      285,490  23,972,595
#*  Echo Global Logistics, Inc.                             110,144   3,216,205
    Ecology and Environment, Inc. Class A                     3,767      40,684
    EMCOR Group, Inc.                                       183,159  14,887,164
    Emerson Electric Co.                                    321,806  23,244,047
    Encore Wire Corp.                                        68,287   3,455,322
#*  Energy Focus, Inc.                                           54         147
    EnerSys                                                 123,163   8,659,591
*   Engility Holdings, Inc.                                  38,834   1,015,897

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Ennis, Inc.                                              71,250 $ 1,417,875
    EnPro Industries, Inc.                                   62,938   5,537,915
    EnviroStar, Inc.                                            100       3,830
#   Equifax, Inc.                                            94,870  11,852,109
    ESCO Technologies, Inc.                                  68,273   4,174,894
    Espey Manufacturing & Electronics Corp.                   4,614     113,504
    Essendant, Inc.                                         117,165   1,060,343
*   Esterline Technologies Corp.                             97,269   7,154,135
    Expeditors International of Washington, Inc.             83,843   5,445,603
    Exponent, Inc.                                           64,776   4,803,140
#   Fastenal Co.                                            127,276   6,995,089
    Federal Signal Corp.                                    230,431   4,686,967
    FedEx Corp.                                             275,432  72,295,391
#   Flowserve Corp.                                         180,069   8,160,727
    Fluor Corp.                                             212,871  12,921,270
    Forrester Research, Inc.                                 39,537   1,725,790
    Fortive Corp.                                           169,508  12,885,998
    Fortune Brands Home & Security, Inc.                    180,836  12,826,697
    Forward Air Corp.                                        98,637   5,988,252
*   Franklin Covey Co.                                       39,267   1,130,890
    Franklin Electric Co., Inc.                             124,581   5,643,519
    FreightCar America, Inc.                                 42,537     662,726
*   FTI Consulting, Inc.                                    152,362   6,623,176
#   GATX Corp.                                              100,886   7,177,030
*   GEE Group, Inc.                                           9,285      27,391
*   Gencor Industries, Inc.                                  25,620     430,416
#*  Generac Holdings, Inc.                                  224,743  10,996,675
#   General Cable Corp.                                     166,267   4,938,130
    General Dynamics Corp.                                  129,818  28,881,909
    General Electric Co.                                  3,481,279  56,292,281
#*  Genesee & Wyoming, Inc. Class A                         148,096  11,825,466
#*  Gibraltar Industries, Inc.                               99,493   3,691,190
    Global Brass & Copper Holdings, Inc.                     66,436   2,135,917
#*  Global Power Equipment Group, Inc.                       23,539      80,268
*   GMS, Inc.                                               135,348   4,639,729
#*  Golden Ocean Group, Ltd.                                 20,259     178,077
*   Goldfield Corp. (The)                                    86,077     426,081
    Gorman-Rupp Co. (The)                                    96,262   2,721,327
*   GP Strategies Corp.                                      61,912   1,544,704
    Graco, Inc.                                             245,370  11,483,316
    Graham Corp.                                             28,775     615,785
#   Granite Construction, Inc.                              103,633   6,911,285
*   Great Lakes Dredge & Dock Corp.                         210,653     990,069
#   Greenbrier Cos., Inc. (The)                              47,338   2,374,001
    Griffon Corp.                                           153,372   3,075,109
    H&E Equipment Services, Inc.                            150,001   5,907,039
    Hardinge, Inc.                                           16,040     302,514
    Harris Corp.                                            192,946  30,751,733
*   Harsco Corp.                                            256,028   4,582,901
    Hawaiian Holdings, Inc.                                 265,654   9,922,177
#*  HC2 Holdings, Inc.                                       10,474      62,844
*   HD Supply Holdings, Inc.                                137,575   5,350,292
#   Healthcare Services Group, Inc.                          71,247   3,931,409

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Heartland Express, Inc.                               328,873 $ 7,462,128
#   HEICO Corp.                                            87,030   6,990,250
    HEICO Corp. Class A                                   127,721   8,410,428
    Heidrick & Struggles International, Inc.               64,387   1,699,817
#*  Herc Holdings, Inc.                                   105,480   6,932,146
*   Heritage-Crystal Clean, Inc.                           37,604     817,887
#   Herman Miller, Inc.                                   242,157   9,807,358
#*  Hertz Global Holdings, Inc.                           159,983   3,668,410
    Hexcel Corp.                                          305,271  20,865,273
*   Hill International, Inc.                              105,457     601,105
    Hillenbrand, Inc.                                     261,472  11,583,210
#   HNI Corp.                                             165,401   6,432,445
    Honeywell International, Inc.                         369,931  59,066,883
*   Houston Wire & Cable Co.                               52,050     364,350
*   Hub Group, Inc. Class A                               105,877   5,087,390
    Hubbell, Inc.                                         110,245  14,987,808
*   Hudson Global, Inc.                                    43,679      93,036
#*  Hudson Technologies, Inc.                             133,838     840,503
    Huntington Ingalls Industries, Inc.                    74,102  17,602,189
    Hurco Cos., Inc.                                       13,995     631,874
#*  Huron Consulting Group, Inc.                           74,239   2,980,696
    Hyster-Yale Materials Handling, Inc.                   33,152   2,807,643
*   ICF International, Inc.                                44,578   2,367,092
#*  Ideal Power, Inc.                                       6,100       7,503
    IDEX Corp.                                             90,982  13,054,097
#*  IES Holdings, Inc.                                     26,151     457,643
    Illinois Tool Works, Inc.                             102,413  17,786,066
    Ingersoll-Rand P.L.C.                                 234,799  22,219,029
*   InnerWorkings, Inc.                                   227,265   2,274,923
#*  Innovative Solutions & Support, Inc.                   26,210      81,251
    Insperity, Inc.                                       130,500   7,993,125
#   Insteel Industries, Inc.                               72,830   2,281,764
    Interface, Inc.                                       194,886   4,862,406
#*  Intersections, Inc.                                    30,961      72,449
    ITT, Inc.                                             248,892  13,937,952
    Jacobs Engineering Group, Inc.                        170,138  11,817,785
    JB Hunt Transport Services, Inc.                       61,308   7,407,846
*   JetBlue Airways Corp.                                 880,966  18,376,951
#   John Bean Technologies Corp.                           73,932   8,409,765
    Johnson Controls International P.L.C.                 372,034  14,557,690
    Kadant, Inc.                                           31,466   3,154,466
#   Kaman Corp.                                            85,699   5,373,327
    Kansas City Southern                                  127,913  14,470,798
    KAR Auction Services, Inc.                            424,705  23,163,411
#   KBR, Inc.                                             467,047   9,499,736
    Kelly Services, Inc. Class A                          115,200   3,261,312
    Kelly Services, Inc. Class B                            1,275      37,351
#   Kennametal, Inc.                                      243,296  11,867,979
*   Key Technology, Inc.                                   15,565     414,340
#*  KEYW Holding Corp. (The)                               25,580     171,386
    Kforce, Inc.                                          108,229   2,808,543
    Kimball International, Inc. Class B                   160,517   2,980,801
#*  Kirby Corp.                                           153,561  11,501,719

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#*  KLX, Inc.                                             167,102 $11,807,427
#   Knight-Swift Transportation Holdings, Inc.            542,565  27,014,311
    Knoll, Inc.                                           196,123   4,499,062
    Korn/Ferry International                              179,507   7,998,832
#*  Kratos Defense & Security Solutions, Inc.             274,113   3,127,629
    L3 Technologies, Inc.                                  88,894  18,886,419
    Landstar System, Inc.                                  83,378   9,259,127
*   Lawson Products, Inc.                                  22,431     532,736
#*  Layne Christensen Co.                                  38,468     518,933
#*  LB Foster Co. Class A                                  31,183     846,618
    Lennox International, Inc.                             45,367   9,885,923
*   Limbach Holdings, Inc.                                 10,216     143,126
    Lincoln Electric Holdings, Inc.                       139,234  13,585,061
#   Lindsay Corp.                                          27,852   2,484,677
    Lockheed Martin Corp.                                  85,110  30,201,283
    LS Starrett Co. (The) Class A                          16,757     139,921
    LSC Communications, Inc.                               86,891   1,188,669
    LSI Industries, Inc.                                   74,800     593,912
*   Lydall, Inc.                                           56,117   2,682,393
#   Macquarie Infrastructure Corp.                         94,385   6,262,445
#*  Manitex International, Inc.                             8,575      87,894
#*  Manitowoc Co., Inc. (The)                             109,321   4,381,586
    ManpowerGroup, Inc.                                   111,195  14,609,911
    Marten Transport, Ltd.                                105,553   2,448,830
    Masco Corp.                                           163,229   7,289,807
#*  Masonite International Corp.                          110,741   7,724,185
#*  MasTec, Inc.                                          272,963  14,576,224
*   Mastech Digital, Inc.                                   6,302      62,327
    Matson, Inc.                                          171,840   5,878,646
#   Matthews International Corp. Class A                   86,286   4,832,016
    Maxar Technologies, Ltd.                               27,224   1,716,201
    McGrath RentCorp                                       93,741   4,480,820
#*  Mercury Systems, Inc.                                 105,202   5,051,800
*   Meritor, Inc.                                         328,501   8,961,507
#*  Middleby Corp. (The)                                   84,891  11,567,248
*   Milacron Holdings Corp.                               231,445   4,390,512
    Miller Industries, Inc.                                16,917     440,688
*   Mistras Group, Inc.                                    71,775   1,529,525
    Mobile Mini, Inc.                                     145,080   5,491,278
*   Moog, Inc. Class A                                    101,342   9,126,861
*   Moog, Inc. Class B                                      6,265     560,436
*   MRC Global, Inc.                                      268,854   4,833,995
    MSA Safety, Inc.                                      100,617   7,879,317
    MSC Industrial Direct Co., Inc. Class A               151,674  14,239,155
    Mueller Industries, Inc.                              190,420   6,300,998
    Mueller Water Products, Inc. Class A                  719,162   8,363,854
#   Multi-Color Corp.                                      67,745   5,250,237
*   MYR Group, Inc.                                        63,726   2,159,037
#   National Presto Industries, Inc.                       17,015   1,729,575
*   Navigant Consulting, Inc.                             144,805   2,971,399
#*  Navistar International Corp.                          124,667   5,713,489
*   NCI Building Systems, Inc.                            273,187   5,040,300
*   Nexeo Solutions, Inc.                                   2,069      19,511

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Nielsen Holdings P.L.C.                               435,544 $16,293,701
*   NL Industries, Inc.                                    94,982   1,234,766
#   NN, Inc.                                               94,081   2,709,533
#   Nordson Corp.                                          81,874  11,766,931
    Norfolk Southern Corp.                                273,828  41,315,169
    Northrop Grumman Corp.                                 73,523  25,036,787
#*  Northwest Pipe Co.                                     15,204     288,876
#*  NOW, Inc.                                             355,798   4,194,858
#*  NV5 Global, Inc.                                       27,232   1,327,560
#   Old Dominion Freight Line, Inc.                       228,131  33,409,785
#   Omega Flex, Inc.                                        8,973     548,789
*   On Assignment, Inc.                                   168,848  12,928,691
    Orbital ATK, Inc.                                     153,225  20,210,377
*   Orion Group Holdings, Inc.                             61,546     462,826
    Oshkosh Corp.                                         227,905  20,675,542
    Owens Corning                                         261,607  24,321,603
    PACCAR, Inc.                                          409,972  30,567,512
*   PAM Transportation Services, Inc.                       8,105     304,019
#*  Pangaea Logistics Solutions, Ltd.                       2,800       6,804
    Park-Ohio Holdings Corp.                               41,033   1,709,024
    Parker-Hannifin Corp.                                 115,371  23,238,027
#*  Patrick Industries, Inc.                              111,700   7,154,385
*   Patriot Transportation Holding, Inc.                    5,518     104,842
    Pendrell Corp.                                            377     216,507
    Pentair P.L.C.                                        200,418  14,329,887
*   Performant Financial Corp.                            127,649     325,505
*   Perma-Fix Environmental Services                       15,107      54,385
*   Perma-Pipe International Holdings, Inc.                15,201     138,329
*   PGT Innovations, Inc.                                 267,304   4,263,499
#*  Pioneer Power Solutions, Inc.                           4,800      36,480
    Pitney Bowes, Inc.                                    272,887   3,850,436
*   Ply Gem Holdings, Inc.                                 88,947   1,907,913
    Powell Industries, Inc.                                36,083   1,175,945
#*  Power Solutions International, Inc.                     2,080      14,560
    Preformed Line Products Co.                            10,722     791,927
    Primoris Services Corp.                               169,927   4,418,102
#*  Proto Labs, Inc.                                       45,178   4,940,214
    Quad/Graphics, Inc.                                   167,917   3,714,324
    Quanex Building Products Corp.                        115,644   2,393,831
*   Quanta Services, Inc.                                 433,210  16,674,253
#*  Quest Resource Holding Corp.                            5,200      11,960
*   Radiant Logistics, Inc.                               114,234     549,466
    Raven Industries, Inc.                                 97,890   3,773,659
    Raytheon Co.                                          138,371  28,911,237
#*  RBC Bearings, Inc.                                     57,216   7,209,216
    RCM Technologies, Inc.                                 15,191      96,159
    Regal Beloit Corp.                                    112,735   8,782,056
    Republic Services, Inc.                               393,758  27,090,550
    Resources Connection, Inc.                            103,874   1,698,340
*   Rexnord Corp.                                         346,718   9,746,243
*   Roadrunner Transportation Systems, Inc.                75,595     421,064
    Robert Half International, Inc.                       157,126   9,094,453
    Rockwell Automation, Inc.                              64,725  12,769,595

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Rockwell Collins, Inc.                                213,567 $29,576,894
#   Rollins, Inc.                                         154,277   7,612,027
    Roper Technologies, Inc.                               48,407  13,582,520
    RPX Corp.                                             159,177   2,234,845
*   Rush Enterprises, Inc. Class A                        103,564   5,597,634
*   Rush Enterprises, Inc. Class B                         12,937     657,458
    Ryder System, Inc.                                    225,145  19,594,369
*   Saia, Inc.                                             88,327   6,673,105
#   Scorpio Bulkers, Inc.                                  86,751     659,308
#*  Sensata Technologies Holding NV                       356,541  20,055,431
    Servotronics, Inc.                                      1,473      15,393
*   SIFCO Industries, Inc.                                  7,118      46,623
#   Simpson Manufacturing Co., Inc.                       125,311   7,360,768
#*  SiteOne Landscape Supply, Inc.                         45,363   3,454,846
    SkyWest, Inc.                                         168,628   9,401,011
#   Snap-on, Inc.                                          71,861  12,310,508
    Southwest Airlines Co.                                730,646  44,423,277
*   SP Plus Corp.                                          73,309   2,826,062
    Spartan Motors, Inc.                                   74,981   1,004,745
*   Sparton Corp.                                          11,200     257,712
    Spirit Aerosystems Holdings, Inc. Class A             237,393  24,299,547
#*  Spirit Airlines, Inc.                                 245,559  10,342,945
*   SPX Corp.                                              94,392   2,949,750
*   SPX FLOW, Inc.                                        122,369   5,674,251
    Standex International Corp.                            36,426   3,822,909
    Stanley Black & Decker, Inc.                          107,311  17,838,308
    Steelcase, Inc. Class A                               285,635   4,441,624
#*  Stericycle, Inc.                                      118,761   8,949,829
*   Sterling Construction Co., Inc.                        65,938     919,835
    Sun Hydraulics Corp.                                   59,383   3,686,497
*   Taylor Devices, Inc.                                    3,552      40,315
#*  Team, Inc.                                             89,474   1,521,058
*   Teledyne Technologies, Inc.                            94,199  17,984,473
#   Tennant Co.                                            50,733   3,419,404
    Terex Corp.                                           225,828  10,618,433
    Tetra Tech, Inc.                                      149,854   7,447,744
#*  Textainer Group Holdings, Ltd.                         85,451   2,093,549
    Textron, Inc.                                         334,178  19,606,223
*   Thermon Group Holdings, Inc.                          101,881   2,361,602
    Timken Co. (The)                                      197,727  10,390,554
    Titan International, Inc.                             155,832   2,074,124
*   Titan Machinery, Inc.                                  70,858   1,522,738
    Toro Co. (The)                                        125,869   8,263,300
*   TPI Composites, Inc.                                   21,342     428,547
#*  Transcat, Inc.                                         17,664     275,558
#   TransDigm Group, Inc.                                  20,390   6,461,795
*   TransUnion                                            113,412   6,732,136
*   Trex Co., Inc.                                         80,814   9,018,034
*   TriMas Corp.                                           98,098   2,609,407
*   TriNet Group, Inc.                                    153,479   6,733,124
    Trinity Industries, Inc.                              486,320  16,763,450
    Triton International, Ltd.                            167,941   6,482,523
#   Triumph Group, Inc.                                   170,939   4,982,872

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
*   TrueBlue, Inc.                                       136,808 $    3,741,699
#*  Tutor Perini Corp.                                   164,038      4,059,940
*   Twin Disc, Inc.                                       36,405      1,073,219
*   Ultralife Corp.                                       39,004        265,227
    UniFirst Corp.                                        34,479      5,699,379
    Union Pacific Corp.                                  671,012     89,580,102
*   United Continental Holdings, Inc.                    482,312     32,710,400
    United Parcel Service, Inc. Class B                  226,593     28,849,821
*   United Rentals, Inc.                                 147,204     26,660,116
    United Technologies Corp.                            573,727     79,180,063
*   Univar, Inc.                                         145,629      4,348,482
#   Universal Forest Products, Inc.                      194,067      7,244,521
    Universal Logistics Holdings, Inc.                    30,894        718,286
#   US Ecology, Inc.                                      70,828      3,700,763
#*  USA Truck, Inc.                                       21,309        429,589
#*  USG Corp.                                            419,466     16,216,556
    Valmont Industries, Inc.                              58,386      9,551,950
*   Vectrus, Inc.                                         35,667      1,084,277
*   Verisk Analytics, Inc.                                91,093      9,113,855
*   Veritiv Corp.                                          7,828        224,664
    Viad Corp.                                            79,967      4,542,126
*   Vicor Corp.                                           34,427        630,014
    Virco Manufacturing Corp.                             23,329        109,646
#*  Volt Information Sciences, Inc.                       35,682        155,217
    VSE Corp.                                             27,970      1,385,913
#   Wabash National Corp.                                237,922      6,145,525
*   WABCO Holdings, Inc.                                  57,210      8,832,652
#   Wabtec Corp.                                         117,722      9,540,191
    Waste Management, Inc.                               233,510     20,649,289
    Watsco, Inc.                                          65,044     11,694,261
#   Watsco, Inc. Class B                                   5,058        911,705
    Watts Water Technologies, Inc. Class A                73,495      5,861,226
#*  Welbilt, Inc.                                        339,476      7,570,315
#   Werner Enterprises, Inc.                             245,639      9,997,507
#*  Wesco Aircraft Holdings, Inc.                        324,203      2,318,051
*   WESCO International, Inc.                            155,196     10,576,607
#*  Willdan Group, Inc.                                   25,816        584,991
*   Willis Lease Finance Corp.                             8,926        241,002
    Woodward, Inc.                                       170,996     13,255,610
#   WW Grainger, Inc.                                     46,608     12,568,313
#*  XPO Logistics, Inc.                                  325,499     30,740,126
    Xylem, Inc.                                          316,502     22,870,435
#*  YRC Worldwide, Inc.                                  109,058      1,741,656
                                                                 --------------
Total Industrials                                                 3,622,229,532
                                                                 --------------
Information Technology -- (17.4%)
#*  3D Systems Corp.                                      49,622        508,129
    Accenture P.L.C. Class A                             191,972     30,849,900
#*  ACI Worldwide, Inc.                                  343,540      8,052,578
    Activision Blizzard, Inc.                            306,668     22,733,299
*   Actua Corp.                                          134,218      2,093,801
#*  Acxiom Corp.                                         172,900      4,680,403

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   ADDvantage Technologies Group, Inc.                      7,817 $     11,569
*   Adobe Systems, Inc.                                     74,188   14,819,795
    ADTRAN, Inc.                                           120,931    1,934,896
*   Advanced Energy Industries, Inc.                       125,525    8,928,593
#*  Advanced Micro Devices, Inc.                           423,802    5,823,039
*   Agilysys, Inc.                                          65,901      790,812
*   Akamai Technologies, Inc.                              216,204   14,483,506
*   ALJ Regional Holdings, Inc.                             44,125      139,435
    Alliance Data Systems Corp.                             39,407   10,114,201
*   Alpha & Omega Semiconductor, Ltd.                       76,315    1,281,329
*   Alphabet, Inc. Class A                                  95,859  113,326,427
*   Alphabet, Inc. Class C                                 100,541  117,626,938
#*  Ambarella, Inc.                                          4,693      236,527
    Amdocs, Ltd.                                           133,008    9,097,747
    American Software, Inc. Class A                         57,966      726,314
*   Amkor Technology, Inc.                                 802,785    8,076,017
    Amphenol Corp. Class A                                 131,379   12,188,030
#*  Amtech Systems, Inc.                                    49,420      495,683
    Analog Devices, Inc.                                   212,627   19,536,169
#*  ANGI Homeservices, Inc. Class A                         49,651      663,337
*   Anixter International, Inc.                            110,503    9,249,101
*   ANSYS, Inc.                                             89,627   14,488,205
#*  Appfolio, Inc. Class A                                   7,831      331,643
    Apple, Inc.                                          3,188,839  533,907,314
    Applied Materials, Inc.                                469,595   25,184,380
#*  Applied Optoelectronics, Inc.                           34,900    1,130,411
#*  Arista Networks, Inc.                                   56,520   15,589,346
*   ARRIS International P.L.C.                             448,007   11,334,577
*   Arrow Electronics, Inc.                                191,910   15,609,959
#*  Aspen Technology, Inc.                                 122,340    9,475,233
    AstroNova, Inc.                                         15,851      212,403
#*  Asure Software, Inc.                                    20,330      309,016
*   Atomera, Inc.                                            3,041       16,726
#*  Autodesk, Inc.                                          40,900    4,728,858
    Automatic Data Processing, Inc.                        138,772   17,156,382
#*  AutoWeb, Inc.                                            3,757       31,033
*   Aviat Networks, Inc.                                     7,377      119,950
#*  Avid Technology, Inc.                                  118,902      642,071
    Avnet, Inc.                                            234,719    9,975,557
    AVX Corp.                                              238,886    4,285,615
*   Aware, Inc.                                             38,818      176,622
#*  Axcelis Technologies, Inc.                              81,625    2,114,087
*   AXT, Inc.                                              130,816    1,033,446
#   Badger Meter, Inc.                                      87,772    4,230,610
#*  Barracuda Networks, Inc.                               179,085    4,933,792
*   Bazaarvoice, Inc.                                      155,977      857,874
    Bel Fuse, Inc. Class A                                   4,354       83,727
    Bel Fuse, Inc. Class B                                  29,154      599,115
#   Belden, Inc.                                           114,238    9,683,955
*   Benchmark Electronics, Inc.                            110,326    3,193,938
    Black Box Corp.                                         59,924      209,734
*   Black Knight, Inc.                                     127,242    6,298,479
    Blackbaud, Inc.                                         75,206    7,206,239

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Blackhawk Network Holdings, Inc.                       149,732 $  6,805,319
*   Blucora, Inc.                                           75,507    1,842,371
    Booz Allen Hamilton Holding Corp.                      263,412   10,320,482
*   Bottomline Technologies de, Inc.                        63,828    2,329,722
    Broadcom, Ltd.                                         173,174   42,952,347
    Broadridge Financial Solutions, Inc.                   123,450   11,901,814
#*  BroadSoft, Inc.                                          2,789      153,116
#*  BroadVision, Inc.                                        6,453       20,327
    Brooks Automation, Inc.                                156,539    4,367,438
*   BSQUARE Corp.                                           30,337      130,449
    CA, Inc.                                               526,929   18,890,405
    Cabot Microelectronics Corp.                            64,645    6,586,679
*   CACI International, Inc. Class A                        71,512   10,051,012
*   Cadence Design Systems, Inc.                           246,642   11,064,360
#*  CalAmp Corp.                                            89,586    2,193,065
*   Calix, Inc.                                            197,897    1,266,541
#*  Carbonite, Inc.                                         37,613      947,848
*   Cardtronics P.L.C. Class A                             162,995    3,986,858
#*  Cars.com, Inc.                                         242,614    7,203,210
    Cass Information Systems, Inc.                          31,178    1,806,765
*   Cavium, Inc.                                            28,308    2,513,184
    CCUR Holdings, Inc.                                     14,271       81,630
    CDK Global, Inc.                                        66,063    4,709,631
    CDW Corp.                                              201,974   15,105,635
#*  Ceva, Inc.                                              35,280    1,552,320
#*  Ciena Corp.                                            293,050    6,236,104
#*  Cimpress NV                                             48,517    6,181,551
*   Cirrus Logic, Inc.                                     202,973   10,061,372
    Cisco Systems, Inc.                                  4,353,001  180,823,662
*   Citrix Systems, Inc.                                    82,601    7,662,069
*   Clearfield, Inc.                                        20,285      262,691
#   ClearOne, Inc.                                           9,175       72,483
#*  Coda Octopus Group, Inc.                                 4,900       23,275
    Cognex Corp.                                           225,818   14,084,269
    Cognizant Technology Solutions Corp. Class A           425,733   33,198,659
#*  Coherent, Inc.                                          58,189   15,101,209
    Cohu, Inc.                                              63,332    1,442,070
#*  CommerceHub, Inc. Series A                              32,717      661,538
*   CommerceHub, Inc. Series C                              47,758      921,252
#*  CommScope Holding Co., Inc.                            368,829   14,247,864
    Communications Systems, Inc.                            17,110       59,885
*   Computer Task Group, Inc.                               43,240      224,848
    Comtech Telecommunications Corp.                        43,970      951,071
#*  Conduent, Inc.                                         407,899    6,689,544
*   Control4 Corp.                                          31,336      849,519
#   Convergys Corp.                                        231,527    5,387,633
*   CoreLogic, Inc.                                        280,159   13,268,330
    Corning, Inc.                                          643,955   20,104,275
#*  CoStar Group, Inc.                                      12,270    4,246,770
#*  Cray, Inc.                                             133,509    3,237,593
#*  Cree, Inc.                                             311,919   10,764,325
    CSG Systems International, Inc.                        126,411    5,709,985
    CSP, Inc.                                                5,597       97,948

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    CSRA, Inc.                                             246,567 $  8,205,750
    CTS Corp.                                               85,796    2,359,390
#*  CyberOptics Corp.                                       14,531      221,598
#   Cypress Semiconductor Corp.                            898,334   15,532,195
    Daktronics, Inc.                                       141,242    1,307,901
*   DASAN Zhone Solutions, Inc.                              9,602       90,835
*   Data I/O Corp.                                           9,393      106,892
*   Dell Technologies, Inc. Class V                        145,679   10,445,184
*   Determine, Inc.                                            538          963
*   DHI Group, Inc.                                        201,490      362,682
#   Diebold Nixdorf, Inc.                                  189,162    3,490,039
*   Digi International, Inc.                                62,231      644,091
*   Diodes, Inc.                                           163,595    4,611,743
    Dolby Laboratories, Inc. Class A                       132,458    8,522,348
*   DSP Group, Inc.                                         53,900      706,090
    DST Systems, Inc.                                      198,586   16,556,115
    DXC Technology Co.                                     397,367   39,557,885
*   eBay, Inc.                                             959,224   38,925,310
#   Ebix, Inc.                                              58,742    4,822,718
*   EchoStar Corp. Class A                                 112,668    6,879,508
*   Edgewater Technology, Inc.                              28,632      171,219
*   Electro Scientific Industries, Inc.                     67,702    1,585,581
*   Electronic Arts, Inc.                                  118,019   14,983,692
*   Electronics for Imaging, Inc.                           95,845    2,802,508
#*  Ellie Mae, Inc.                                         21,253    1,987,156
#*  eMagin Corp.                                            12,094       16,327
*   Emcore Corp.                                            55,153      372,283
#*  Endurance International Group Holdings, Inc.           115,015      954,625
    Entegris, Inc.                                         379,880   12,365,094
#*  Envestnet, Inc.                                         26,663    1,433,136
*   EPAM Systems, Inc.                                      75,013    8,812,527
*   ePlus, Inc.                                             46,171    3,564,401
#*  Etsy, Inc.                                              15,497      290,724
*   Euronet Worldwide, Inc.                                124,701   11,705,683
*   Evolving Systems, Inc.                                  23,936      129,254
*   ExlService Holdings, Inc.                               90,314    5,486,575
*   Extreme Networks, Inc.                                 155,567    2,338,172
*   F5 Networks, Inc.                                       48,303    6,981,716
#*  Fabrinet                                               121,381    3,011,463
*   Facebook, Inc. Class A                                 628,720  117,501,481
    Fair Isaac Corp.                                        75,354   13,010,622
#*  FARO Technologies, Inc.                                 55,389    2,985,467
    Fidelity National Information Services, Inc.           299,618   30,668,898
#*  Finisar Corp.                                          377,364    6,777,457
#*  FireEye, Inc.                                           42,598      642,378
#*  First Data Corp. Class A                                71,225    1,260,683
*   First Solar, Inc.                                      270,028   18,137,781
*   Fiserv, Inc.                                           130,948   18,442,716
#*  Fitbit, Inc. Class A                                   115,314      593,867
*   FleetCor Technologies, Inc.                             96,467   20,499,237
*   Flex, Ltd.                                           1,231,494   22,179,207
    FLIR Systems, Inc.                                     332,480   17,026,301
*   FormFactor, Inc.                                       190,805    2,738,052

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Fortinet, Inc.                                          53,167 $  2,447,809
*   Frequency Electronics, Inc.                             15,010      141,694
#*  Gartner, Inc.                                           54,749    7,595,876
    Genpact, Ltd.                                          465,517   15,799,647
    Global Payments, Inc.                                  173,838   19,431,612
    GlobalSCAPE, Inc.                                       44,983      159,690
#*  Globant SA                                              12,912      586,721
*   Glu Mobile, Inc.                                       279,625    1,045,798
#*  GoDaddy, Inc. Class A                                   53,851    2,974,191
#*  GrubHub, Inc.                                          104,596    7,557,061
*   GSE Systems, Inc.                                       19,854       65,518
*   GSI Technology, Inc.                                    60,553      486,241
#*  GTT Communications, Inc.                               164,251    7,580,184
#*  Guidewire Software, Inc.                                35,743    2,839,781
    Hackett Group, Inc. (The)                              117,534    1,881,719
#*  Harmonic, Inc.                                         318,882    1,163,919
    Hewlett Packard Enterprise Co.                       1,097,503   17,999,049
    HP, Inc.                                               781,552   18,225,793
*   IAC/InterActiveCorp                                    140,328   20,343,350
#*  ID Systems, Inc.                                        15,829      117,293
*   IEC Electronics Corp.                                    9,658       37,473
#*  II-VI, Inc.                                            166,639    7,107,153
#*  Infinera Corp.                                         483,990    3,131,415
*   Innodata, Inc.                                          31,335       36,349
#*  Inphi Corp.                                              1,436       42,893
#*  Inseego Corp.                                           48,740      104,304
*   Insight Enterprises, Inc.                               94,544    3,509,473
*   Integrated Device Technology, Inc.                     278,180    8,317,582
    Intel Corp.                                          5,141,165  247,495,683
*   Intelligent Systems Corp.                                  729        3,598
    InterDigital, Inc.                                     154,806   12,082,608
#*  Internap Corp.                                          47,602      796,381
    International Business Machines Corp.                  394,177   64,526,775
*   inTEST Corp.                                            24,960      220,896
*   Intevac, Inc.                                           38,997      265,180
*   IntriCon Corp.                                           8,894      167,652
    Intuit, Inc.                                            54,398    9,133,424
*   IPG Photonics Corp.                                    104,491   26,326,507
#*  Iteris, Inc.                                            12,775       86,359
*   Itron, Inc.                                            117,374    8,591,777
#   j2 Global, Inc.                                        170,368   13,627,736
    Jabil, Inc.                                            672,906   17,112,000
    Jack Henry & Associates, Inc.                           91,039   11,348,922
    Juniper Networks, Inc.                                 371,754    9,721,367
#*  Kemet Corp.                                            194,143    3,952,751
*   Key Tronic Corp.                                        14,320      102,674
*   Keysight Technologies, Inc.                            336,804   15,735,483
*   Kimball Electronics, Inc.                               43,092      797,202
    KLA-Tencor Corp.                                       130,177   14,293,435
#*  Knowles Corp.                                          295,354    4,501,195
#*  Kopin Corp.                                            102,311      339,673
*   Kulicke & Soffa Industries, Inc.                       234,876    5,404,497
#*  KVH Industries, Inc.                                    49,896      551,351

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#   Lam Research Corp.                                     152,996 $ 29,301,794
*   Lantronix, Inc.                                         16,600       36,354
#*  Lattice Semiconductor Corp.                            305,112    1,986,279
#*  Leaf Group, Ltd.                                        64,844      567,385
    Leidos Holdings, Inc.                                  192,635   12,829,491
*   LGL Group, Inc. (The)                                    4,607       26,582
#*  Lightpath Technologies, Inc. Class A                    26,429       63,430
*   Limelight Networks, Inc.                               203,865      892,929
*   Liquidity Services, Inc.                                79,651      382,325
#   Littelfuse, Inc.                                        60,054   13,052,136
    LogMeIn, Inc.                                          102,141   12,849,338
#*  LRAD Corp.                                              30,399       76,301
#*  Lumentum Holdings, Inc.                                 56,936    2,636,137
*   Luna Innovations, Inc.                                  59,342      129,366
*   Luxoft Holding, Inc.                                    40,144    2,310,287
#*  MACOM Technology Solutions Holdings, Inc.               90,844    2,825,248
#*  MagnaChip Semiconductor Corp.                           69,402      867,525
#*  Manhattan Associates, Inc.                             151,364    7,995,046
    ManTech International Corp. Class A                     84,896    4,420,535
*   Marchex, Inc. Class B                                  110,565      379,238
#*  Marin Software, Inc.                                     5,095       47,384
#   Marvell Technology Group, Ltd.                         729,569   17,020,845
    Mastercard, Inc. Class A                               294,958   49,847,902
#*  Match Group, Inc.                                       38,689    1,351,794
    Maxim Integrated Products, Inc.                        118,159    7,207,699
    MAXIMUS, Inc.                                          201,640   13,747,815
#*  MaxLinear, Inc.                                        105,350    2,716,976
#*  Maxwell Technologies, Inc.                              55,751      322,798
#*  Meet Group, Inc.(The)                                   39,711      109,602
#   Mesa Laboratories, Inc.                                  7,721    1,092,599
    Methode Electronics, Inc.                              115,993    4,738,314
#   Microchip Technology, Inc.                             188,895   17,986,582
*   Micron Technology, Inc.                              1,627,340   71,147,305
*   Microsemi Corp.                                        306,657   18,948,336
    Microsoft Corp.                                      3,572,033  339,378,855
*   MicroStrategy, Inc. Class A                             25,910    3,568,584
    MKS Instruments, Inc.                                  139,302   14,250,595
*   ModusLink Global Solutions, Inc.                       138,445      308,732
*   MoneyGram International, Inc.                           59,535      719,183
    Monolithic Power Systems, Inc.                          44,565    5,308,583
    Monotype Imaging Holdings, Inc.                         86,585    2,073,711
    Motorola Solutions, Inc.                                51,737    5,145,762
#   MTS Systems Corp.                                       45,229    2,345,124
*   Nanometrics, Inc.                                       58,703    1,454,073
*   Napco Security Technologies, Inc.                       31,207      285,544
#   National Instruments Corp.                             213,591   10,666,735
#*  NCR Corp.                                              315,734   11,843,182
#*  NeoPhotonics Corp.                                     109,107      612,090
    NetApp, Inc.                                           332,721   20,462,341
#*  NETGEAR, Inc.                                          102,743    7,161,187
*   Netscout Systems, Inc.                                 290,539    8,280,361
#*  NetSol Technologies, Inc.                               19,139       94,738
    Network-1 Technologies, Inc.                            42,998      107,495

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#   NIC, Inc.                                              125,561 $  2,084,313
*   Novanta, Inc.                                           70,599    4,087,682
*   Nuance Communications, Inc.                            620,574   11,052,423
    NVE Corp.                                                3,815      319,773
    NVIDIA Corp.                                           458,835  112,781,643
#*  Oclaro, Inc.                                           293,898    1,745,754
*   ON Semiconductor Corp.                               1,160,895   28,720,542
*   Optical Cable Corp.                                      8,150       19,153
    Oracle Corp.                                         1,328,747   68,550,058
#*  OSI Systems, Inc.                                       49,623    3,279,088
#*  Palo Alto Networks, Inc.                                16,166    2,552,126
*   PAR Technology Corp.                                    42,302      363,797
    Park Electrochemical Corp.                              40,602      743,017
    Paychex, Inc.                                          171,384   11,696,958
#*  Paycom Software, Inc.                                   91,690    8,402,472
*   Paylocity Holding Corp.                                 56,050    2,930,854
*   PayPal Holdings, Inc.                                  456,117   38,915,902
    PC Connection, Inc.                                     51,588    1,351,606
    PC-Tel, Inc.                                            30,780      220,385
#*  PCM, Inc.                                               16,586      146,786
#*  PDF Solutions, Inc.                                     64,089      876,738
    Pegasystems, Inc.                                      124,828    6,347,504
*   Perceptron, Inc.                                        29,758      310,078
*   Perficient, Inc.                                       130,703    2,531,717
*   PFSweb, Inc.                                            51,031      376,609
#*  Photronics, Inc.                                       220,134    1,849,126
    Plantronics, Inc.                                       96,465    5,690,470
*   Plexus Corp.                                           111,315    6,651,071
    Power Integrations, Inc.                                65,824    4,917,053
*   PRGX Global, Inc.                                       57,364      435,966
    Progress Software Corp.                                153,581    7,652,941
#*  PTC, Inc.                                              104,971    7,629,292
    QAD, Inc. Class A                                       21,895      943,675
#   QAD, Inc. Class B                                        5,440      181,424
#*  Qorvo, Inc.                                            204,356   14,666,630
    QUALCOMM, Inc.                                       1,260,628   86,037,861
#*  Qualstar Corp.                                           1,349       12,829
#*  Qualys, Inc.                                            42,631    2,664,437
*   QuinStreet, Inc.                                        62,971      587,519
*   Qumu Corp.                                              13,779       25,078
*   Rambus, Inc.                                           252,843    3,193,407
*   RealNetworks, Inc.                                     173,849      538,932
#*  RealPage, Inc.                                          69,271    3,446,232
#*  Red Hat, Inc.                                           62,946    8,269,845
    Reis, Inc.                                              24,920      517,090
#   Relm Wireless Corp.                                     18,554       66,794
    RF Industries, Ltd.                                     10,694       33,151
*   Ribbon Communications, Inc.                            199,237    1,390,674
    Richardson Electronics, Ltd.                            20,031      162,451
*   Rogers Corp.                                            46,483    7,659,469
*   Rosetta Stone, Inc.                                     37,189      475,275
*   Rubicon Project, Inc. (The)                             28,729       55,160
#*  Rubicon Technology, Inc.                                 1,435       10,978

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc.                            103,697 $ 2,716,861
#   Sabre Corp.                                           355,532   7,384,400
*   salesforce.com, Inc.                                   49,900   5,684,109
*   Sanmina Corp.                                         240,964   6,301,209
*   ScanSource, Inc.                                       84,194   2,879,435
    Science Applications International Corp.              129,869   9,954,459
*   Seachange International, Inc.                         115,166     383,503
#   Seagate Technology P.L.C.                             172,874   9,542,645
*   Semtech Corp.                                         178,106   6,376,195
#*  ServiceNow, Inc.                                       23,953   3,565,883
*   ServiceSource International, Inc.                      51,148     173,903
#*  SharpSpring, Inc.                                      14,020      65,894
#*  Shutterstock, Inc.                                     22,053     976,066
*   Sigma Designs, Inc.                                   164,028     926,758
*   Sigmatron International, Inc.                           5,201      46,497
*   Silicon Laboratories, Inc.                             76,965   7,404,033
#   Skyworks Solutions, Inc.                              295,071  28,683,852
*   SMTC Corp.                                             16,400      36,080
#*  SolarEdge Technologies, Inc.                           65,092   2,336,803
#*  Splunk, Inc.                                           25,342   2,340,841
#   SS&C Technologies Holdings, Inc.                      240,355  12,085,049
#*  Stamps.com, Inc.                                       34,158   6,963,108
*   StarTek, Inc.                                          51,283     641,038
#*  Stratasys, Ltd.                                       166,879   3,569,542
#*  SunPower Corp.                                        280,359   2,223,247
#*  Super Micro Computer, Inc.                            160,297   3,658,779
*   Support.com, Inc.                                      27,804      74,515
*   Sykes Enterprises, Inc.                               141,772   4,397,767
    Symantec Corp.                                        325,076   8,851,819
*   Synacor, Inc.                                          22,259      43,405
#*  Synaptics, Inc.                                       111,786   4,844,805
#*  Synchronoss Technologies, Inc.                        111,851     899,282
    SYNNEX Corp.                                          129,055  15,838,920
*   Synopsys, Inc.                                        135,987  12,593,756
#*  Syntel, Inc.                                          148,245   3,342,925
#   Systemax, Inc.                                         54,128   1,680,674
#*  Tableau Software, Inc. Class A                         31,901   2,450,316
*   Take-Two Interactive Software, Inc.                   136,087  17,238,140
    TE Connectivity, Ltd.                                 318,520  32,657,856
#*  Tech Data Corp.                                        87,176   8,741,138
*   TechTarget, Inc.                                       29,940     469,459
#*  Telaria, Inc.                                          49,649     251,224
*   Telenav, Inc.                                          92,674     523,608
#*  Teradata Corp.                                        443,120  17,946,360
    Teradyne, Inc.                                        373,010  17,098,778
    Tessco Technologies, Inc.                              23,614     518,327
    Texas Instruments, Inc.                               429,509  47,104,252
    TiVo Corp.                                            372,183   5,191,953
    Total System Services, Inc.                           253,191  22,498,552
    TransAct Technologies, Inc.                            14,625     219,375
    Travelport Worldwide, Ltd.                            226,752   3,086,095
#*  Travelzoo                                               8,293      51,417
#*  Trimble, Inc.                                         260,457  11,486,154

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Trio-Tech International                                3,963 $       25,799
    TSR, Inc.                                                751          4,919
    TTEC Holdings, Inc.                                  137,686      5,466,134
#*  TTM Technologies, Inc.                               336,353      5,546,461
*   Twitter, Inc.                                        524,182     13,529,137
#*  Tyler Technologies, Inc.                              24,958      5,029,287
#*  Ubiquiti Networks, Inc.                              119,847      9,668,057
#*  Ultimate Software Group, Inc. (The)                   13,392      3,118,863
#*  Ultra Clean Holdings, Inc.                           112,118      2,431,839
#*  Unisys Corp.                                          75,416        671,202
#   Universal Display Corp.                               43,820      6,984,908
*   VASCO Data Security International, Inc.               85,637      1,233,173
#*  Veeco Instruments, Inc.                              154,695      2,575,672
#*  VeriFone Systems, Inc.                               277,816      4,911,787
*   Verint Systems, Inc.                                 136,859      5,713,863
#*  VeriSign, Inc.                                        43,176      4,961,786
    Versum Materials, Inc.                               138,026      5,079,357
#*  ViaSat, Inc.                                         124,381      9,405,691
*   Viavi Solutions, Inc.                                487,232      4,180,451
*   Virtusa Corp.                                         96,983      4,327,381
#   Visa, Inc. Class A                                   643,473     79,938,651
#   Vishay Intertechnology, Inc.                         341,685      7,499,986
*   Vishay Precision Group, Inc.                          24,604        674,150
#*  VMware, Inc. Class A                                   9,220      1,141,344
    Wayside Technology Group, Inc.                         9,192        131,905
*   Web.com Group, Inc.                                  224,666      5,223,484
*   Westell Technologies, Inc. Class A                    17,801         57,853
    Western Digital Corp.                                336,589     29,949,689
#   Western Union Co. (The)                              263,474      5,477,624
#*  WEX, Inc.                                             95,698     14,815,007
*   Wireless Telecom Group, Inc.                          36,701         82,210
#*  Workday, Inc. Class A                                 13,400      1,606,526
#*  Worldpay, Inc. Class A                               171,407     13,765,696
*   Xcerra Corp.                                          93,311        931,244
    Xerox Corp.                                          416,805     14,225,555
    Xilinx, Inc.                                         237,604     17,349,844
*   XO Group, Inc.                                        57,631      1,100,752
#   Xperi Corp.                                          125,531      2,818,171
#*  Xplore Technologies Corp.                             12,900         35,604
#*  Yelp, Inc.                                            25,420      1,113,904
    YuMe, Inc.                                            71,770        262,678
#*  Zebra Technologies Corp. Class A                     126,119     15,532,816
*   Zedge, Inc. Class B                                   24,094         73,152
#*  Zillow Group, Inc. Class A                            92,661      4,150,286
#*  Zillow Group, Inc. Class C                           118,210      5,255,617
*   Zix Corp.                                            119,194        504,191
*   Zynga, Inc. Class A                                1,962,677      7,026,384
                                                                 --------------
Total Information Technology                                      4,690,475,939
                                                                 --------------
Materials -- (4.5%)
    A Schulman, Inc.                                      97,608      3,806,712
*   AdvanSix, Inc.                                        93,399      3,685,525

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
*   AgroFresh Solutions, Inc.                                 8,777 $    66,179
    Air Products & Chemicals, Inc.                          105,873  17,825,837
#*  AK Steel Holding Corp.                                  345,655   1,749,014
#   Albemarle Corp.                                         113,784  12,697,157
*   Alcoa Corp.                                             246,008  12,797,336
#*  Allegheny Technologies, Inc.                            270,789   7,300,471
*   American Biltrite, Inc.                                      36      17,280
#   American Vanguard Corp.                                  73,936   1,563,746
    Ampco-Pittsburgh Corp.                                   38,266     520,418
#   AptarGroup, Inc.                                        199,045  17,400,514
#   Ashland Global Holdings, Inc.                           127,468   9,252,902
    Avery Dennison Corp.                                    130,392  15,996,491
#*  Axalta Coating Systems, Ltd.                            172,990   5,449,185
    Balchem Corp.                                            88,104   6,960,216
#   Ball Corp.                                              430,194  16,467,826
#   Bemis Co., Inc.                                         322,659  15,081,082
*   Berry Global Group, Inc.                                166,701   9,867,032
    Boise Cascade Co.                                       128,562   5,714,581
    Cabot Corp.                                             155,401  10,511,324
#   Calgon Carbon Corp.                                     162,193   3,462,821
#   Carpenter Technology Corp.                              154,520   7,942,328
    Celanese Corp. Series A                                 202,327  21,883,688
#*  Century Aluminum Co.                                    291,451   6,484,785
#   CF Industries Holdings, Inc.                            391,430  16,612,289
    Chase Corp.                                              27,827   3,126,363
    Chemours Co. (The)                                      124,381   6,420,547
*   Clearwater Paper Corp.                                   54,804   2,578,528
#*  Cleveland-Cliffs, Inc.                                  536,094   3,672,244
#*  Coeur Mining, Inc.                                      617,349   4,963,486
    Commercial Metals Co.                                   387,634   9,318,721
#   Compass Minerals International, Inc.                    111,040   8,094,816
*   Contango ORE, Inc.                                        1,821      33,689
    Core Molding Technologies, Inc.                          18,851     392,101
*   Crown Holdings, Inc.                                    111,521   6,473,794
#   Deltic Timber Corp.                                      16,393   1,549,466
    Domtar Corp.                                            209,016  10,735,062
    DowDuPont, Inc.                                       1,209,038  91,379,092
#   Eagle Materials, Inc.                                   144,383  16,178,115
    Eastman Chemical Co.                                    222,894  22,106,627
    Ecolab, Inc.                                            103,663  14,272,322
*   Ferro Corp.                                             313,753   7,379,471
#   Ferroglobe P.L.C.                                       358,228   5,179,977
#*  Flotek Industries, Inc.                                  98,253     540,392
#   FMC Corp.                                               124,671  11,386,202
*   Freeport-McMoRan, Inc.                                2,050,751  39,989,644
    Friedman Industries, Inc.                                13,567      74,754
    FutureFuel Corp.                                         90,682   1,215,139
*   GCP Applied Technologies, Inc.                          213,574   7,133,372
#   Gold Resource Corp.                                     130,954     591,912
    Graphic Packaging Holding Co.                         1,350,826  21,815,840
#   Greif, Inc. Class A                                     102,180   6,040,882
    Greif, Inc. Class B                                      29,768   1,894,733
    Hawkins, Inc.                                            33,174   1,171,042

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
    Haynes International, Inc.                               39,822 $ 1,425,628
    HB Fuller Co.                                           168,102   8,716,089
#   Hecla Mining Co.                                      1,329,212   5,104,174
    Huntsman Corp.                                          994,380  34,375,717
*   Ingevity Corp.                                           98,161   7,121,581
    Innophos Holdings, Inc.                                  63,587   2,942,170
    Innospec, Inc.                                           68,123   4,891,231
    International Flavors & Fragrances, Inc.                 35,484   5,333,245
    International Paper Co.                                 333,848  20,985,685
#*  Intrepid Potash, Inc.                                   341,358   1,327,883
    Kaiser Aluminum Corp.                                    34,717   3,827,202
    KapStone Paper and Packaging Corp.                      384,253  13,310,524
    KMG Chemicals, Inc.                                      41,009   2,491,297
*   Koppers Holdings, Inc.                                   77,292   3,539,974
*   Kraton Corp.                                            102,920   5,172,759
#   Kronos Worldwide, Inc.                                  228,020   6,259,149
*   Louisiana-Pacific Corp.                                 395,722  11,717,328
#*  LSB Industries, Inc.                                     62,607     531,533
    LyondellBasell Industries NV Class A                    200,783  24,061,835
#   Martin Marietta Materials, Inc.                          65,425  14,928,022
    Materion Corp.                                           68,670   3,412,899
#   McEwen Mining, Inc.                                     271,668     597,670
    Mercer International, Inc.                              216,319   3,179,889
    Minerals Technologies, Inc.                             117,171   8,805,401
    Monsanto Co.                                            169,464  20,640,715
    Mosaic Co. (The)                                        404,956  11,055,299
    Myers Industries, Inc.                                  143,214   3,007,494
#   Neenah, Inc.                                             66,809   6,046,215
    NewMarket Corp.                                          17,546   6,976,114
    Newmont Mining Corp.                                    553,114  22,406,648
    Northern Technologies International Corp.                 8,701     203,603
    Nucor Corp.                                             436,494  29,227,638
    Olin Corp.                                              600,454  22,384,925
#   Olympic Steel, Inc.                                      36,819     858,251
*   OMNOVA Solutions, Inc.                                  123,846   1,362,306
#*  Owens-Illinois, Inc.                                    459,462  10,668,708
    Packaging Corp. of America                              135,983  17,083,544
#   PH Glatfelter Co.                                        97,117   2,268,653
*   Platform Specialty Products Corp.                       754,182   8,831,471
    PolyOne Corp.                                           268,789  11,681,570
    PPG Industries, Inc.                                     62,098   7,372,896
    Praxair, Inc.                                            85,543  13,814,339
    Quaker Chemical Corp.                                    38,821   5,974,552
#   Rayonier Advanced Materials, Inc.                       107,587   2,035,546
    Reliance Steel & Aluminum Co.                           183,282  16,053,670
*   Resolute Forest Products, Inc.                           47,111     541,777
#   Royal Gold, Inc.                                        134,592  11,978,688
    RPM International, Inc.                                 246,563  12,870,589
#*  Ryerson Holding Corp.                                    17,231     172,310
#   Schnitzer Steel Industries, Inc. Class A                 94,222   3,222,392
#   Schweitzer-Mauduit International, Inc.                  103,070   4,667,010
#   Scotts Miracle-Gro Co. (The)                            127,816  11,537,950
#   Sealed Air Corp.                                        185,920   8,803,312

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Materials -- (Continued)
    Sensient Technologies Corp.                           97,002 $    6,969,594
    Sherwin-Williams Co. (The)                            19,100      7,966,801
    Silgan Holdings, Inc.                                310,366      9,276,840
    Sonoco Products Co.                                  337,188     18,312,680
#   Southern Copper Corp.                                 64,349      3,124,144
    Steel Dynamics, Inc.                                 444,738     20,191,105
    Stepan Co.                                            74,394      5,833,977
#*  Summit Materials, Inc. Class A                       258,821      8,269,331
*   SunCoke Energy, Inc.                                 287,698      3,193,448
#   Synalloy Corp.                                        22,764        309,590
#*  TimkenSteel Corp.                                    178,408      2,888,426
#*  Trecora Resources                                     36,081        479,877
    Tredegar Corp.                                        46,587        854,871
    Trinseo SA                                           104,937      8,652,056
    Tronox, Ltd. Class A                                 241,305      4,736,817
*   UFP Technologies, Inc.                                 6,133        178,777
    United States Lime & Minerals, Inc.                   13,468      1,033,669
#   United States Steel Corp.                            390,031     14,591,060
*   Universal Stainless & Alloy Products, Inc.            17,217        443,682
#*  US Concrete, Inc.                                     65,137      5,070,915
    Valhi, Inc.                                           69,098        400,077
#   Valvoline, Inc.                                      254,123      6,264,132
*   Verso Corp. Class A                                   64,467      1,035,340
#   Vulcan Materials Co.                                 156,591     21,202,421
#   Westlake Chemical Corp.                              140,920     15,867,592
    WestRock Co.                                         312,889     20,847,794
    Worthington Industries, Inc.                         209,976      9,818,478
#   WR Grace & Co.                                        86,021      6,350,070
                                                                 --------------
Total Materials                                                   1,208,795,706
                                                                 --------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                            235,372      6,242,065
#*  Altisource Asset Management Corp.                      1,977        137,599
#*  Altisource Portfolio Solutions SA                     27,707        775,796
    Capital Properties, Inc. Class A                       1,400         18,480
*   CBRE Group, Inc. Class A                             423,024     19,327,966
    CKX Lands, Inc.                                        2,161         22,474
    Colony NorthStar, Inc. Class A                       269,229      2,417,676
#   Consolidated-Tomoka Land Co.                          15,092        998,638
#*  Forestar Group, Inc.                                  12,887        314,443
*   FRP Holdings, Inc.                                    14,919        745,204
    Griffin Industrial Realty, Inc.                        7,227        268,122
    HFF, Inc. Class A                                    185,904      9,148,336
#*  Howard Hughes Corp. (The)                             87,682     11,044,425
*   InterGroup Corp. (The)                                   677         16,113
    Jones Lang LaSalle, Inc.                              91,944     14,375,444
#   Kennedy-Wilson Holdings, Inc.                        435,145      7,723,824
*   Marcus & Millichap, Inc.                             102,503      3,346,723
#*  Maui Land & Pineapple Co., Inc.                        7,073         97,254
    RE/MAX Holdings, Inc. Class A                         47,363      2,337,364
#   Realogy Holdings Corp.                               407,464     11,209,335
#   RMR Group, Inc. (The) Class A                         15,465      1,001,359

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
#*  St Joe Co. (The)                                       146,829 $  2,760,385
#   Stratus Properties, Inc.                                18,326      560,775
*   Tejon Ranch Co.                                         81,928    1,786,850
*   Trinity Place Holdings, Inc.                            10,474       70,804
                                                                   ------------
Total Real Estate                                                    96,747,454
                                                                   ------------
Telecommunication Services -- (1.9%)
*   Alaska Communications Systems Group, Inc.              108,614      251,984
    AT&T, Inc.                                           7,787,751  291,651,275
#   ATN International, Inc.                                 52,543    3,118,952
*   Boingo Wireless, Inc.                                  124,495    3,019,004
    CenturyLink, Inc.                                    1,632,568   29,076,036
#*  Cincinnati Bell, Inc.                                  104,955    1,810,474
#   Cogent Communications Holdings, Inc.                   111,550    5,030,905
#   Consolidated Communications Holdings, Inc.             316,156    3,936,142
#   Frontier Communications Corp.                           88,246      722,735
*   General Communication, Inc. Class A                    132,110    5,539,372
*   Hawaiian Telcom Holdco, Inc.                               367       10,529
#   IDT Corp. Class B                                       77,282      840,055
#*  Iridium Communications, Inc.                           104,650    1,329,055
#*  ORBCOMM, Inc.                                          154,063    1,770,184
#   Shenandoah Telecommunications Co.                      214,633    7,297,522
    Spok Holdings, Inc.                                     42,102      656,791
#*  Sprint Corp.                                         1,026,056    5,468,879
#*  Straight Path Communications, Inc. Class B               5,827    1,063,428
*   T-Mobile US, Inc.                                      336,604   21,912,920
    Telephone & Data Systems, Inc.                         274,541    7,530,660
#*  United States Cellular Corp.                            51,179    1,861,380
    Verizon Communications, Inc.                         2,085,328  112,753,685
*   Vonage Holdings Corp.                                  427,466    4,783,345
#   Windstream Holdings, Inc.                              517,375      853,669
#*  Zayo Group Holdings, Inc.                              189,536    6,955,971
                                                                   ------------
Total Telecommunication Services                                    519,244,952
                                                                   ------------
Utilities -- (1.6%)
#   AES Corp.                                              363,859    4,206,210
    ALLETE, Inc.                                            78,524    5,688,279
#   Alliant Energy Corp.                                    91,536    3,638,556
    Ameren Corp.                                            72,928    4,129,913
    American Electric Power Co., Inc.                       95,064    6,538,502
    American States Water Co.                               75,136    4,149,010
    American Water Works Co., Inc.                          68,777    5,720,183
#   Aqua America, Inc.                                     169,320    6,131,077
    Artesian Resources Corp. Class A                        19,111      710,547
#   Atlantica Yield PLC                                    219,953    4,636,609
    Atmos Energy Corp.                                      77,651    6,437,268
#   Avangrid, Inc.                                          63,263    3,082,173
#   Avista Corp.                                           114,514    5,766,925
#   Black Hills Corp.                                      117,416    6,522,459
    California Water Service Group                         107,394    4,370,936
*   Calpine Corp.                                          945,742   14,271,247
    CenterPoint Energy, Inc.                               130,802    3,686,000

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Utilities -- (Continued)
    Chesapeake Utilities Corp.                               35,270 $ 2,592,345
    CMS Energy Corp.                                        104,097   4,658,341
#   Connecticut Water Service, Inc.                          29,300   1,554,365
    Consolidated Edison, Inc.                                96,542   7,758,115
    Consolidated Water Co., Ltd.                             20,526     275,048
#   Dominion Energy, Inc.                                   122,456   9,360,537
    DTE Energy Co.                                           56,584   5,977,534
    Duke Energy Corp.                                       147,633  11,589,191
#*  Dynegy, Inc.                                            434,000   5,433,680
    Edison International                                     63,589   3,976,220
    El Paso Electric Co.                                     89,398   4,666,576
    Entergy Corp.                                            70,212   5,524,982
    Eversource Energy                                       108,651   6,854,792
    Exelon Corp.                                            185,888   7,158,547
#   FirstEnergy Corp.                                       158,251   5,206,458
#   Genie Energy, Ltd. Class B                               41,293     180,450
    Great Plains Energy, Inc.                               158,073   4,919,232
    Hawaiian Electric Industries, Inc.                      114,384   3,901,638
#   IDACORP, Inc.                                            68,779   5,934,252
    MDU Resources Group, Inc.                               211,991   5,613,522
    MGE Energy, Inc.                                         76,101   4,550,840
    Middlesex Water Co.                                      40,961   1,542,591
#   National Fuel Gas Co.                                    93,204   5,196,123
#   New Jersey Resources Corp.                              138,667   5,380,280
    NextEra Energy, Inc.                                    101,325  16,051,906
    NiSource, Inc.                                          255,334   6,301,643
#   Northwest Natural Gas Co.                                63,125   3,620,219
#   NorthWestern Corp.                                      108,014   5,869,481
    NRG Energy, Inc.                                        914,188  23,778,030
#   NRG Yield, Inc. Class A                                  47,862     901,241
#   NRG Yield, Inc. Class C                                  83,188   1,572,253
    OGE Energy Corp.                                        139,317   4,486,007
    ONE Gas, Inc.                                            84,597   5,992,006
#   Ormat Technologies, Inc.                                122,010   8,550,461
    Otter Tail Corp.                                         87,306   3,719,236
#   Pattern Energy Group, Inc. Class A                      217,623   4,487,386
    PG&E Corp.                                              100,403   4,260,099
    Pinnacle West Capital Corp.                              43,596   3,485,500
#   PNM Resources, Inc.                                     176,362   6,719,392
    Portland General Electric Co.                           129,197   5,471,493
    PPL Corp.                                               125,181   3,989,518
    Public Service Enterprise Group, Inc.                   103,824   5,385,351
#*  Pure Cycle Corp.                                         39,866     344,841
    RGC Resources, Inc.                                       9,143     223,089
#   SCANA Corp.                                              37,809   1,536,558
#   Sempra Energy                                            45,911   4,913,395
    SJW Corp.                                                44,858   2,684,303
#   South Jersey Industries, Inc.                           176,820   5,205,581
    Southern Co. (The)                                      199,784   9,012,256
    Southwest Gas Holdings, Inc.                             73,783   5,428,953
#   Spark Energy, Inc. Class A                               15,216     150,638
#   Spire, Inc.                                              71,074   4,726,421
    TerraForm Power, Inc. Class A                             8,825      96,193

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
*            U.S. Geothermal, Inc.                       37,326 $       200,814
             UGI Corp.                                  291,144      13,325,661
             Unitil Corp.                                36,582       1,617,290
             Vectren Corp.                               89,763       5,442,331
#*           Vistra Energy Corp.                        544,882      10,625,199
#            WEC Energy Group, Inc.                     114,000       7,330,200
             Westar Energy, Inc.                        135,461       6,997,915
             WGL Holdings, Inc.                          81,679       6,879,005
             Xcel Energy, Inc.                          187,613       8,562,657
#            York Water Co. (The)                        30,032         950,513
                                                                ---------------
Total Utilities                                                     420,386,588
                                                                ---------------
TOTAL COMMON STOCKS                                              24,612,266,359
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights          51,231         172,648
(degrees)*   Media General, Inc. Contingent Value
               Rights                                    96,518           9,652
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   240,783         244,371
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights                                   240,783              72
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   426,743
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      24,612,693,102
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250% 223,188,125     223,188,125
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@         DFA Short Term Investment Fund         178,772,779   2,068,579,830
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $17,059,442,918)^^          $26,904,461,057
                                                                ===============

At January 31, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)      1,385    03/16/18  $182,483,540 $195,686,650  $13,203,110
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                        $182,483,540 $195,686,650  $13,203,110
                                               ============ ============  ===========

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary       $ 3,776,656,917 $       29,954   --    $ 3,776,686,871
   Consumer Staples        1,488,389,812             --   --      1,488,389,812
   Energy                  1,437,681,843             --   --      1,437,681,843
   Financials              4,693,874,534         65,126   --      4,693,939,660
   Health Care             2,657,688,002             --   --      2,657,688,002
   Industrials             3,622,229,532             --   --      3,622,229,532
   Information
     Technology            4,690,475,939             --   --      4,690,475,939
   Materials               1,208,795,706             --   --      1,208,795,706
   Real Estate                96,747,454             --   --         96,747,454
   Telecommunication
     Services                519,244,952             --   --        519,244,952
   Utilities                 420,386,588             --   --        420,386,588
Rights/Warrants                       --        426,743   --            426,743
Temporary Cash
  Investments                223,188,125             --   --        223,188,125
Securities Lending
  Collateral                          --  2,068,579,830   --      2,068,579,830
Futures Contracts**           13,203,110             --   --         13,203,110
                         --------------- --------------   --    ---------------
TOTAL                    $24,848,562,514 $2,069,101,653   --    $26,917,664,167
                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (89.3%)
Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A                        70,712 $  737,173
    A.H. Belo Corp. Class A                                29,006    142,129
    Aaron's, Inc.                                         118,007  4,825,306
    Abercrombie & Fitch Co. Class A                       117,583  2,435,144
#   Acushnet Holdings Corp.                                11,207    240,390
#   Adient P.L.C.                                          49,005  3,175,524
*   Adtalem Global Education, Inc.                        109,558  5,039,668
#   Advance Auto Parts, Inc.                                5,868    686,497
#   AMC Entertainment Holdings, Inc. Class A               71,620    916,736
#*  AMC Networks, Inc. Class A                              8,142    420,046
    AMCON Distributing Co.                                    438     38,544
*   America's Car-Mart, Inc.                               15,372    708,649
*   American Axle & Manufacturing Holdings, Inc.          197,488  3,485,663
    American Eagle Outfitters, Inc.                       302,393  5,443,074
#*  American Outdoor Brands Corp.                          45,495    542,755
*   American Public Education, Inc.                        29,266    743,356
    Aramark                                                29,256  1,340,217
    Ark Restaurants Corp.                                   3,403     86,777
*   Asbury Automotive Group, Inc.                          32,106  2,332,501
#*  Ascena Retail Group, Inc.                             259,693    560,937
#*  Ascent Capital Group, Inc. Class A                     15,641    147,495
#*  At Home Group, Inc.                                    48,184  1,526,469
#   Autoliv, Inc.                                           9,213  1,402,311
*   AutoNation, Inc.                                       69,948  4,212,269
#*  AV Homes, Inc.                                         14,646    247,517
*   Ballantyne Strong, Inc.                                17,594     80,053
*   Barnes & Noble Education, Inc.                         82,681    549,829
    Barnes & Noble, Inc.                                  145,935    685,895
    Bassett Furniture Industries, Inc.                     10,687    362,824
    BBX Capital Corp.                                      22,624    206,105
#   Beasley Broadcast Group, Inc. Class A                   6,377     80,031
*   Beazer Homes USA, Inc.                                 59,468  1,102,537
    Bed Bath & Beyond, Inc.                                39,913    921,192
*   Belmond, Ltd. Class A                                 198,448  2,559,979
    Best Buy Co., Inc.                                     83,918  6,131,049
#   Big 5 Sporting Goods Corp.                             40,230    227,300
#   Big Lots, Inc.                                         82,452  5,011,433
#*  Biglari Holdings, Inc.                                  2,695  1,112,200
    BJ's Restaurants, Inc.                                 41,898  1,581,649
    Bloomin' Brands, Inc.                                  77,475  1,706,774
#*  Bojangles', Inc.                                       27,720    339,570
#*  Boot Barn Holdings, Inc.                               41,526    727,951
    BorgWarner, Inc.                                       28,878  1,624,676
    Bowl America, Inc. Class A                              2,839     44,005
#   Boyd Gaming Corp.                                      57,508  2,269,841
#*  Bravo Brio Restaurant Group, Inc.                      27,451     94,020
*   Bridgepoint Education, Inc.                            67,155    519,108
*   Bright Horizons Family Solutions, Inc.                 16,294  1,600,071
#   Brinker International, Inc.                            12,255    445,347
    Brunswick Corp.                                        61,906  3,886,459
    Buckle, Inc. (The)                                      9,525    190,976

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Buffalo Wild Wings, Inc.                                7,173 $ 1,126,161
#*  Build-A-Bear Workshop, Inc.                            37,916     326,078
*   Burlington Stores, Inc.                                 8,429   1,025,894
#   Cable One, Inc.                                         1,882   1,328,748
*   CafePress, Inc.                                         1,337       2,219
    CalAtlantic Group, Inc.                               190,528  10,694,337
    Caleres, Inc.                                          72,972   2,162,890
    Callaway Golf Co.                                     159,564   2,356,760
*   Cambium Learning Group, Inc.                           42,184     296,132
    Capella Education Co.                                  20,801   1,654,720
*   Career Education Corp.                                143,798   1,783,095
#*  CarMax, Inc.                                           26,562   1,895,730
    Carnival Corp.                                         45,997   3,293,845
#   Carriage Services, Inc.                                35,253     938,787
*   Carrols Restaurant Group, Inc.                         66,468     827,527
#   Carter's, Inc.                                         10,234   1,231,150
    Cato Corp. (The) Class A                               36,602     434,832
*   Cavco Industries, Inc.                                 10,183   1,559,526
    CBS Corp. Class B                                      31,072   1,790,058
    CBS Corp. Class A                                       4,554     262,447
#*  Central European Media Enterprises, Ltd. Class A       32,474     154,252
*   Century Casinos, Inc.                                   4,432      40,553
*   Century Communities, Inc.                              32,625   1,030,950
*   Charter Communications, Inc. Class A                   35,911  13,547,425
#   Cheesecake Factory, Inc. (The)                         79,288   3,900,177
#*  Cherokee, Inc.                                          9,247      14,333
    Chico's FAS, Inc.                                     226,793   2,156,801
#   Children's Place, Inc. (The)                           34,895   5,227,271
#*  Chipotle Mexican Grill, Inc.                            1,644     533,905
    Choice Hotels International, Inc.                       8,184     672,316
#*  Christopher & Banks Corp.                              45,128      57,313
    Churchill Downs, Inc.                                   1,660     429,940
#*  Chuy's Holdings, Inc.                                  25,347     671,696
#   Cinemark Holdings, Inc.                                66,368   2,442,342
    Citi Trends, Inc.                                      29,124     684,705
#*  Clarus Corp.                                           40,094     298,700
#   Clear Channel Outdoor Holdings, Inc. Class A           16,585      80,437
    Collectors Universe, Inc.                               4,977     137,962
#   Columbia Sportswear Co.                                46,235   3,452,367
    Comcast Corp. Class A                                 487,867  20,748,984
#*  Conn's, Inc.                                           35,937   1,196,702
#   Cooper Tire & Rubber Co.                              102,330   4,001,103
*   Cooper-Standard Holdings, Inc.                         30,541   3,805,103
#   Core-Mark Holding Co., Inc.                            60,365   1,333,463
#   Cracker Barrel Old Country Store, Inc.                  8,139   1,436,371
*   Crocs, Inc.                                           104,577   1,412,835
#   Crown Crafts, Inc.                                      2,196      15,592
    CSS Industries, Inc.                                    4,800     125,568
    Culp, Inc.                                             23,483     746,759
#*  Daily Journal Corp.                                       563     128,758
    Dana, Inc.                                            142,450   4,699,425
#   Darden Restaurants, Inc.                               24,521   2,350,338
#*  Dave & Buster's Entertainment, Inc.                    36,327   1,707,369

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Deckers Outdoor Corp.                                    48,040 $ 4,117,508
*   Del Frisco's Restaurant Group, Inc.                      36,099     631,733
*   Del Taco Restaurants, Inc.                               61,343     777,216
*   Delta Apparel, Inc.                                      12,387     231,141
*   Denny's Corp.                                            29,926     448,591
#*  Destination Maternity Corp.                              13,230      33,737
#*  Destination XL Group, Inc.                               74,081     192,611
#   Dick's Sporting Goods, Inc.                              66,029   2,077,272
#   Dillard's, Inc. Class A                                  48,014   3,243,826
#   DineEquity, Inc.                                         27,448   1,520,070
#*  Discovery Communications, Inc. Class A                   33,491     839,619
*   Discovery Communications, Inc. Class B                    1,000      33,400
#*  Discovery Communications, Inc. Class C                   43,666   1,041,871
*   Dixie Group, Inc. (The)                                   9,314      32,599
    Dollar General Corp.                                     25,382   2,617,392
*   Dollar Tree, Inc.                                        32,168   3,699,320
#   Domino's Pizza, Inc.                                      7,400   1,604,690
#*  Dorman Products, Inc.                                    50,202   3,787,239
    DR Horton, Inc.                                         131,486   6,449,388
#   Drive Shack, Inc.                                        76,782     397,731
#   DSW, Inc. Class A                                       124,914   2,502,027
#   Dunkin' Brands Group, Inc.                               17,333   1,120,578
#   Educational Development Corp.                             3,287      70,999
*   El Pollo Loco Holdings, Inc.                             21,851     219,603
#*  Eldorado Resorts, Inc.                                   28,545     986,230
*   Emerson Radio Corp.                                      22,180      30,387
    Entercom Communications Corp. Class A                    61,565     680,293
    Entravision Communications Corp. Class A                105,830     735,519
    Escalade, Inc.                                           18,612     239,164
    Ethan Allen Interiors, Inc.                              46,722   1,161,042
*   EVINE Live, Inc.                                         44,612      54,427
*   EW Scripps Co. (The) Class A                            110,320   1,766,223
#   Expedia, Inc.                                            10,549   1,350,377
*   Express, Inc.                                           131,709     919,329
    Extended Stay America, Inc.                             132,740   2,685,330
#*  Famous Dave's of America, Inc.                            6,706      40,907
#*  Fiesta Restaurant Group, Inc.                            41,518     797,146
    Finish Line, Inc. (The) Class A                          96,150   1,089,380
#*  Five Below, Inc.                                         17,117   1,111,407
    Flanigan's Enterprises, Inc.                                300       7,170
    Flexsteel Industries, Inc.                                9,611     414,042
    Foot Locker, Inc.                                        36,047   1,771,710
    Ford Motor Co.                                        1,060,195  11,630,339
#*  Fossil Group, Inc.                                       12,801     101,896
*   Fox Factory Holding Corp.                                32,010   1,227,583
*   Francesca's Holdings Corp.                               54,382     317,047
#   Fred's, Inc. Class A                                     70,632     233,792
*   FTD Cos., Inc.                                           43,806     256,703
*   Full House Resorts, Inc.                                 19,188      64,472
#*  G-III Apparel Group, Ltd.                                85,299   3,185,918
#*  Gaia, Inc.                                                6,225      74,389
#   GameStop Corp. Class A                                  178,022   2,992,550
    Gaming Partners International Corp.                         389       3,808

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
           Gannett Co., Inc.                                161,415 $ 1,904,697
#          Gap, Inc. (The)                                   82,110   2,729,336
           Garmin, Ltd.                                      22,692   1,428,234
           General Motors Co.                               390,610  16,565,770
*          Genesco, Inc.                                     38,025   1,325,171
           Gentex Corp.                                     187,260   4,434,317
*          Gentherm, Inc.                                    55,293   1,769,376
           Genuine Parts Co.                                 18,852   1,961,928
           Goodyear Tire & Rubber Co. (The)                 241,087   8,394,649
*          GoPro, Inc. Class A                               13,114      71,734
           Graham Holdings Co. Class B                        6,006   3,570,267
#*         Grand Canyon Education, Inc.                      31,453   2,924,814
*          Gray Television, Inc.                            134,425   2,197,849
*          Gray Television, Inc. Class A                      2,300      32,200
*          Green Brick Partners, Inc.                        22,902     256,502
           Group 1 Automotive, Inc.                          38,905   3,052,097
#          Guess?, Inc.                                     157,986   2,902,203
#          H&R Block, Inc.                                   20,493     543,884
#*         Habit Restaurants, Inc. (The) Class A                599       5,241
#          Hamilton Beach Brands Holding Co. Class A         17,917     460,646
(degrees)  Hamilton Beach Brands Holding Co. Class B          1,601      41,162
#          Hanesbrands, Inc.                                 31,600     686,352
#          Harley-Davidson, Inc.                             25,800   1,250,268
*          Harte-Hanks, Inc.                                100,039      84,183
#          Hasbro, Inc.                                       9,400     888,958
           Haverty Furniture Cos., Inc.                      30,347     676,738
           Haverty Furniture Cos., Inc. Class A               1,796      40,141
*          Helen of Troy, Ltd.                               33,519   3,122,295
#*         Hemisphere Media Group, Inc.                       3,560      38,092
#*         Hibbett Sports, Inc.                              31,749     717,527
*          Hilton Grand Vacations, Inc.                       3,483     156,631
           Hilton Worldwide Holdings, Inc.                   11,611     994,482
           Home Depot, Inc. (The)                            14,454   2,903,809
           Hooker Furniture Corp.                            21,540     800,211
#*         Horizon Global Corp.                              32,078     271,059
*          Houghton Mifflin Harcourt Co.                    219,782   1,846,169
*          Hyatt Hotels Corp. Class A                        11,082     900,967
#*         Iconix Brand Group, Inc.                          97,832     122,290
           ILG, Inc.                                        115,845   3,638,691
*          IMAX Corp.                                        72,884   1,446,747
*          Insignia Systems, Inc.                             7,000       9,240
#*         Installed Building Products, Inc.                 14,863   1,069,393
#          International Game Technology P.L.C.             102,105   2,968,192
#          Interpublic Group of Cos., Inc. (The)             44,149     966,422
#*         iRobot Corp.                                      10,474     929,568
*          J Alexander's Holdings, Inc.                      13,620     131,433
           Jack in the Box, Inc.                              6,082     553,401
#*         JAKKS Pacific, Inc.                                5,955      15,185
#*         Jamba, Inc.                                       10,806      84,287
#*         JC Penney Co., Inc.                              331,079   1,228,303
           John Wiley & Sons, Inc. Class A                   38,080   2,414,272
           John Wiley & Sons, Inc. Class B                    2,087     133,568
           Johnson Outdoors, Inc. Class A                    14,083     848,782

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   K12, Inc.                                              66,990 $ 1,162,277
#   KB Home                                                76,490   2,410,965
*   Kirkland's, Inc.                                       35,241     373,907
#   Kohl's Corp.                                          177,964  11,526,728
#*  Kona Grill, Inc.                                       11,299      19,208
*   Koss Corp.                                              4,404       8,808
#   L Brands, Inc.                                          6,200     310,558
*   La Quinta Holdings, Inc.                              180,516   3,597,684
    La-Z-Boy, Inc.                                         72,382   2,182,317
*   Lakeland Industries, Inc.                               7,500     105,750
#*  Lands' End, Inc.                                       12,242     205,666
    Las Vegas Sands Corp.                                  19,359   1,500,710
#   LCI Industries                                         27,951   3,081,598
    Lear Corp.                                             18,306   3,535,621
#   Leggett & Platt, Inc.                                  22,528   1,047,777
#   Lennar Corp. Class A                                   90,681   5,682,071
    Lennar Corp. Class B                                    7,311     370,229
#   Libbey, Inc.                                           47,243     334,008
#*  Liberty Broadband Corp. Class A                         6,209     587,620
*   Liberty Broadband Corp. Class B                           234      22,318
#*  Liberty Broadband Corp. Class C                        46,947   4,485,786
*   Liberty Expedia Holdings, Inc. Class A                 38,151   1,788,900
*   Liberty Interactive Corp., QVC Group Class A          119,641   3,360,716
#*  Liberty Interactive Corp., QVC Group Class B              131       3,667
#*  Liberty Media Corp.-Liberty Braves Class A              3,850      90,860
*   Liberty Media Corp.-Liberty Braves Class B                 93       2,273
#*  Liberty Media Corp.-Liberty Braves Class C              8,071     189,749
*   Liberty Media Corp.-Liberty Formula One Class A         9,627     343,491
#*  Liberty Media Corp.-Liberty Formula One Class C        20,179     760,547
*   Liberty Media Corp.-Liberty SiriusXM Class A           38,509   1,733,290
*   Liberty Media Corp.-Liberty SiriusXM Class B              936      43,622
*   Liberty Media Corp.-Liberty SiriusXM Class C           80,719   3,617,018
    Liberty Tax, Inc.                                       5,220      53,766
*   Liberty TripAdvisor Holdings, Inc. Class A            120,509   1,060,479
*   Liberty TripAdvisor Holdings, Inc. Class B                436       4,480
#*  Liberty Ventures Series A                              50,377   2,968,717
    Lifetime Brands, Inc.                                  22,679     395,749
*   Lincoln Educational Services Corp.                     12,212      22,836
*   Lindblad Expeditions Holdings, Inc.                     3,038      28,162
#*  Lions Gate Entertainment Corp. Class A                 47,611   1,611,156
#*  Lions Gate Entertainment Corp. Class B                 17,931     573,792
#   Lithia Motors, Inc. Class A                            40,814   5,100,117
*   Live Nation Entertainment, Inc.                        47,277   2,130,302
*   LKQ Corp.                                              56,098   2,357,799
    Lowe's Cos., Inc.                                      55,557   5,818,485
*   Luby's, Inc.                                           40,905     125,169
*   Lululemon Athletica, Inc.                              10,200     797,742
#*  Lumber Liquidators Holdings, Inc.                       5,098     142,438
*   M/I Homes, Inc.                                        42,211   1,365,104
    Macy's, Inc.                                          112,356   2,915,638
*   Madison Square Garden Co. (The) Class A                24,941   5,383,265
*   Malibu Boats, Inc. Class A                             15,955     530,663
    Marcus Corp. (The)                                     21,411     556,686

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Marine Products Corp.                                  15,913 $  232,330
*   MarineMax, Inc.                                        52,012  1,193,675
    Marriott International, Inc. Class A                   10,358  1,526,148
#   Marriott Vacations Worldwide Corp.                     48,537  7,393,641
#   Mattel, Inc.                                           27,565    436,630
#*  McClatchy Co. (The) Class A                            10,395     95,114
    McDonald's Corp.                                        2,590    443,253
#   MDC Holdings, Inc.                                    104,839  3,534,123
#   Meredith Corp.                                         67,602  4,471,196
*   Meritage Homes Corp.                                   87,210  4,138,114
    MGM Resorts International                             152,992  5,576,558
*   Michael Kors Holdings, Ltd.                             7,681    506,946
#*  Michaels Cos., Inc. (The)                              20,089    539,791
*   Modine Manufacturing Co.                               84,275  1,967,821
*   Mohawk Industries, Inc.                                13,679  3,844,620
*   Monarch Casino & Resort, Inc.                           5,624    256,229
#   Monro, Inc.                                            50,419  2,848,673
#*  Motorcar Parts of America, Inc.                        30,688    835,327
    Movado Group, Inc.                                     21,143    646,976
*   MSG Networks, Inc. Class A                             34,736    833,664
*   Murphy USA, Inc.                                       43,345  3,697,762
    Nathan's Famous, Inc.                                   4,306    307,448
#   National American University Holdings, Inc.               579        677
    National CineMedia, Inc.                               26,421    177,021
*   Nautilus, Inc.                                         52,009    668,316
    New Media Investment Group, Inc.                       42,260    714,194
#*  New York & Co., Inc.                                   69,531    216,937
#   New York Times Co. (The) Class A                      146,290  3,401,242
    Newell Brands, Inc.                                    28,288    747,935
    News Corp. Class A                                    153,665  2,629,208
    News Corp. Class B                                     65,934  1,150,548
#   Nexstar Media Group, Inc. Class A                      68,186  5,120,769
    NIKE, Inc. Class B                                      4,800    327,456
    Nobility Homes, Inc.                                    1,284     24,454
    Nordstrom, Inc.                                        17,604    868,053
*   Norwegian Cruise Line Holdings, Ltd.                   31,043  1,885,552
#   Nutrisystem, Inc.                                      19,976    863,962
*   NVR, Inc.                                                 830  2,637,881
#*  O'Reilly Automotive, Inc.                               8,252  2,184,222
    Office Depot, Inc.                                    764,107  2,483,348
#*  Ollie's Bargain Outlet Holdings, Inc.                  33,089  1,838,094
#   Omnicom Group, Inc.                                    20,779  1,592,710
*   Overstock.com, Inc.                                    43,092  2,960,420
    Oxford Industries, Inc.                                25,132  1,980,402
    P&F Industries, Inc. Class A                            2,014     15,105
#   Papa John's International, Inc.                         7,165    464,937
#*  Papa Murphy's Holdings, Inc.                            7,233     36,888
#*  Party City Holdco, Inc.                                19,907    288,652
    Peak Resorts, Inc.                                      5,963     33,393
#*  Penn National Gaming, Inc.                             52,470  1,674,318
#   Penske Automotive Group, Inc.                         101,131  5,278,027
*   Perry Ellis International, Inc.                        17,492    419,458
#   PetMed Express, Inc.                                   15,853    716,556

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    PICO Holdings, Inc.                                    33,012 $  432,457
#   Pier 1 Imports, Inc.                                  149,137    495,135
*   Pinnacle Entertainment, Inc.                           16,802    542,537
*   Planet Fitness, Inc. Class A                           26,471    893,661
#*  Playa Hotels & Resorts NV                              77,195    799,740
#   Polaris Industries, Inc.                                9,939  1,123,206
    Pool Corp.                                             11,818  1,598,266
#*  Potbelly Corp.                                         35,212    426,065
*   Priceline Group, Inc. (The)                             1,900  3,632,895
    PulteGroup, Inc.                                      112,608  3,584,313
    PVH Corp.                                              14,781  2,292,237
    QEP Co., Inc.                                           1,500     42,750
    Ralph Lauren Corp.                                      9,892  1,130,755
    RCI Hospitality Holdings, Inc.                         20,006    587,776
*   Reading International, Inc. Class A                    30,798    507,859
*   Red Lion Hotels Corp.                                  31,299    327,075
#*  Red Robin Gourmet Burgers, Inc.                        21,266  1,119,655
#   Regal Entertainment Group Class A                      17,494    400,263
*   Regis Corp.                                            81,685  1,300,425
#   Rent-A-Center, Inc.                                    65,105    705,087
#*  RH                                                     10,556    992,158
    Rocky Brands, Inc.                                      9,423    162,076
    Ross Stores, Inc.                                      23,632  1,947,040
    Royal Caribbean Cruises, Ltd.                          19,307  2,578,450
    Ruth's Hospitality Group, Inc.                         46,325  1,097,903
    Salem Media Group, Inc.                                22,144    102,970
#*  Sally Beauty Holdings, Inc.                            20,174    335,090
    Scholastic Corp.                                       52,747  2,026,540
*   Scientific Games Corp. Class A                         24,010  1,120,067
#   Scripps Networks Interactive, Inc. Class A              5,300    466,347
#*  Sears Hometown and Outlet Stores, Inc.                  1,071      2,624
#*  SeaWorld Entertainment, Inc.                           48,406    738,192
#*  Sequential Brands Group, Inc.                           2,686      4,351
#   Service Corp. International                            46,837  1,872,075
*   ServiceMaster Global Holdings, Inc.                    34,770  1,833,074
*   Shiloh Industries, Inc.                                27,683    206,238
#   Shoe Carnival, Inc.                                    25,961    593,209
#*  Shutterfly, Inc.                                       50,979  3,474,219
#   Signet Jewelers, Ltd.                                  14,628    773,821
#   Sinclair Broadcast Group, Inc. Class A                 65,020  2,412,242
#   Sirius XM Holdings, Inc.                              124,278    759,339
#   Six Flags Entertainment Corp.                          16,495  1,114,402
*   Skechers U.S.A., Inc. Class A                         113,986  4,695,083
#*  Skyline Corp.                                           8,700    192,183
*   Sleep Number Corp.                                     34,062  1,282,094
#   Sonic Automotive, Inc. Class A                         62,520  1,347,306
#   Sonic Corp.                                            18,835    486,696
#*  Sotheby's                                              58,473  3,085,035
    Speedway Motorsports, Inc.                             63,155  1,310,466
#*  Sportsman's Warehouse Holdings, Inc.                   19,810    100,437
#   Stage Stores, Inc.                                     52,572     87,795
    Standard Motor Products, Inc.                          38,561  1,847,072
#   Stein Mart, Inc.                                       59,443     40,421

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Steven Madden, Ltd.                                    90,997 $4,204,061
*   Stoneridge, Inc.                                       61,626  1,499,977
    Strattec Security Corp.                                 6,011    231,724
    Strayer Education, Inc.                                16,401  1,516,764
    Sturm Ruger & Co., Inc.                                16,895    894,590
    Superior Industries International, Inc.                39,951    673,174
    Superior Uniform Group, Inc.                           22,099    520,652
*   Sypris Solutions, Inc.                                 17,625     24,323
#   Tailored Brands, Inc.                                  13,292    321,533
*   Tandy Leather Factory, Inc.                            17,438    128,169
    Tapestry, Inc.                                         23,907  1,124,585
#   Target Corp.                                           52,314  3,935,059
*   Taylor Morrison Home Corp. Class A                    111,451  2,834,199
    TEGNA, Inc.                                           180,466  2,611,343
#*  Tempur Sealy International, Inc.                       13,378    797,864
    Tenneco, Inc.                                          15,945    924,969
#*  Tesla, Inc.                                               697    246,954
#   Texas Roadhouse, Inc.                                  39,134  2,297,948
    Thor Industries, Inc.                                  22,804  3,116,395
#   Tiffany & Co.                                          15,364  1,638,571
#   Tile Shop Holdings, Inc.                                8,669     81,055
    Tilly's, Inc. Class A                                   4,855     72,437
    Time Warner, Inc.                                      94,912  9,049,859
    TJX Cos., Inc. (The)                                   10,244    822,798
    Toll Brothers, Inc.                                    96,705  4,504,519
*   TopBuild Corp.                                         41,972  3,212,537
    Tower International, Inc.                              42,535  1,284,557
*   Town Sports International Holdings, Inc.               12,510     73,809
*   Townsquare Media, Inc. Class A                          1,770     13,275
    Tractor Supply Co.                                     17,500  1,334,375
*   Trans World Entertainment Corp.                         1,500      2,625
*   TravelCenters of America LLC                           12,581     55,356
#*  TRI Pointe Group, Inc.                                241,024  3,931,101
    Tribune Media Co. Class A                              21,486    915,089
#*  TripAdvisor, Inc.                                      14,450    500,982
*   tronc, Inc.                                             5,436    110,894
#*  Tuesday Morning Corp.                                  57,924    167,980
#   Tupperware Brands Corp.                                 6,900    398,544
    Twenty-First Century Fox, Inc. Class A                 85,500  3,154,950
    Twenty-First Century Fox, Inc. Class B                 23,700    864,813
#*  Ulta Salon Cosmetics & Fragrance, Inc.                 10,973  2,437,103
#*  Under Armour, Inc. Class A                             11,332    157,062
#*  Under Armour, Inc. Class C                             11,412    146,644
*   Unifi, Inc.                                            23,080    821,879
    Unique Fabricating, Inc.                                4,543     35,435
#*  Universal Electronics, Inc.                            20,679    953,302
*   Universal Technical Institute, Inc.                    22,884     63,618
#*  Urban One, Inc.                                        39,577     73,217
#*  Urban Outfitters, Inc.                                199,203  6,794,814
*   US Auto Parts Network, Inc.                            26,854     65,792
    Vail Resorts, Inc.                                      5,219  1,140,665
*   Vera Bradley, Inc.                                     53,255    494,739
    VF Corp.                                               13,052  1,059,039

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
#   Viacom, Inc. Class A                                    2,734 $    106,489
    Viacom, Inc. Class B                                   46,520    1,554,698
#*  Vista Outdoor, Inc.                                    95,224    1,442,644
*   Visteon Corp.                                          10,965    1,426,327
#*  Vitamin Shoppe, Inc.                                   47,053      199,975
*   VOXX International Corp.                               36,528      217,342
    Walt Disney Co. (The)                                 118,253   12,850,554
*   Weight Watchers International, Inc.                     6,975      448,423
#   Wendy's Co. (The)                                      97,555    1,578,440
    Weyco Group, Inc.                                      11,380      352,552
    Whirlpool Corp.                                        17,108    3,103,733
#*  William Lyon Homes Class A                             38,227    1,037,863
#   Williams-Sonoma, Inc.                                  69,966    3,584,358
#   Wingstop, Inc.                                         12,474      603,243
    Winmark Corp.                                           3,672      492,048
#   Winnebago Industries, Inc.                             58,248    2,647,372
    Wolverine World Wide, Inc.                             79,430    2,607,687
    Wyndham Worldwide Corp.                                18,662    2,316,514
#   Wynn Resorts, Ltd.                                      2,100      347,739
*   ZAGG, Inc.                                             64,087    1,070,253
#*  Zumiez, Inc.                                           45,269      939,332
                                                                  ------------
Total Consumer Discretionary                                       703,308,780
                                                                  ------------
Consumer Staples -- (3.8%)
    Alico, Inc.                                            11,288      303,647
*   Alliance One International, Inc.                       13,912      182,943
    Altria Group, Inc.                                     13,203      928,699
    Andersons, Inc. (The)                                  48,771    1,663,091
    Archer-Daniels-Midland Co.                             65,390    2,808,500
#*  Avon Products, Inc.                                   150,512      367,249
#   B&G Foods, Inc.                                       107,792    3,557,136
#*  Blue Buffalo Pet Products, Inc.                        33,698    1,145,058
#*  Boston Beer Co., Inc. (The) Class A                     5,703    1,082,715
*   Bridgford Foods Corp.                                   3,414       57,543
    Brown-Forman Corp. Class A                              7,616      525,504
#   Brown-Forman Corp. Class B                              4,922      341,095
    Bunge, Ltd.                                            74,851    5,945,415
#*  Cal-Maine Foods, Inc.                                  44,448    1,891,262
#   Calavo Growers, Inc.                                   11,046      961,002
#   Casey's General Stores, Inc.                           17,684    2,141,709
*   CCA Industries, Inc.                                    4,700       14,570
#*  Central Garden & Pet Co.                               20,939      820,599
*   Central Garden & Pet Co. Class A                       57,269    2,160,187
#*  Chefs' Warehouse, Inc. (The)                           41,680      848,188
#   Church & Dwight Co., Inc.                              20,030      978,465
#   Coca-Cola Bottling Co. Consolidated                     8,611    1,743,900
*   Coffee Holding Co., Inc.                                1,900        8,094
    Conagra Brands, Inc.                                   25,303      961,514
    Constellation Brands, Inc. Class A                      9,086    1,994,104
#   Constellation Brands, Inc. Class B                      1,214      248,105
    Costco Wholesale Corp.                                 12,989    2,531,166
#   Coty, Inc. Class A                                    127,518    2,500,628

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Staples -- (Continued)
#*  Craft Brew Alliance, Inc.                              29,866 $  577,907
#*  Crimson Wine Group, Ltd.                                7,007     67,968
    CVS Health Corp.                                      102,304  8,050,302
#*  Darling Ingredients, Inc.                             223,101  4,136,293
    Dean Foods Co.                                        171,181  1,775,147
#   Dr Pepper Snapple Group, Inc.                          17,376  2,073,826
#*  Edgewell Personal Care Co.                             45,537  2,571,019
#   Energizer Holdings, Inc.                               10,791    628,252
#*  Farmer Brothers Co.                                    26,744    845,110
#   Flowers Foods, Inc.                                   126,752  2,485,607
    Fresh Del Monte Produce, Inc.                          83,647  3,957,340
#   General Mills, Inc.                                    16,200    947,538
#*  Hain Celestial Group, Inc. (The)                       60,685  2,314,526
#*  Herbalife, Ltd.                                        12,245  1,016,213
#   Hormel Foods Corp.                                     45,106  1,548,489
#*  Hostess Brands, Inc.                                  145,723  2,010,977
*   HRG Group, Inc.                                        68,168  1,244,066
    Ingles Markets, Inc. Class A                           23,613    793,397
    Ingredion, Inc.                                        28,717  4,124,910
    Inter Parfums, Inc.                                    39,671  1,808,998
    J&J Snack Foods Corp.                                  17,267  2,390,443
#   JM Smucker Co. (The)                                   25,815  3,275,665
    John B. Sanfilippo & Son, Inc.                         14,738    922,894
    Kraft Heinz Co. (The)                                  60,931  4,776,381
    Kroger Co. (The)                                       34,830  1,057,439
    Lamb Weston Holdings, Inc.                              5,072    297,219
    Lancaster Colony Corp.                                  8,895  1,142,118
*   Landec Corp.                                           52,000    683,800
*   Lifevantage Corp.                                       2,000      8,880
*   Lifeway Foods, Inc.                                    10,375     82,378
    Limoneira Co.                                           7,417    159,836
    Mannatech, Inc.                                         2,569     36,994
#   McCormick & Co., Inc.                                   1,064    116,040
#   McCormick & Co., Inc. Non-Voting                        9,862  1,072,690
    Medifast, Inc.                                         19,819  1,361,763
#   MGP Ingredients, Inc.                                  23,542  2,107,951
#   Molson Coors Brewing Co. Class A                          534     46,992
    Molson Coors Brewing Co. Class B                       99,795  8,384,776
    Mondelez International, Inc. Class A                   87,238  3,873,367
*   Monster Beverage Corp.                                  7,200    491,256
#   National Beverage Corp.                                 8,382    925,960
*   Natural Alternatives International, Inc.                8,015     89,367
#*  Natural Grocers by Vitamin Cottage, Inc.               18,156    156,142
#   Natural Health Trends Corp.                               995     16,039
    Nature's Sunshine Products, Inc.                       16,178    195,754
    Nu Skin Enterprises, Inc. Class A                      21,956  1,577,319
    Oil-Dri Corp. of America                                7,273    282,847
#   Orchids Paper Products Co.                             13,352    201,081
    PepsiCo, Inc.                                           9,195  1,106,158
*   Performance Food Group Co.                             57,521  1,975,846
    Philip Morris International, Inc.                      34,225  3,669,947
#*  Pilgrim's Pride Corp.                                  33,046    917,687
    Pinnacle Foods, Inc.                                   17,406  1,078,128

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
#*  Post Holdings, Inc.                                    93,010 $  7,038,067
#   PriceSmart, Inc.                                       28,556    2,432,971
*   Primo Water Corp.                                      13,032      169,025
    Procter & Gamble Co. (The)                            116,144   10,027,873
*   Revlon, Inc. Class A                                   14,164      290,362
#*  Rite Aid Corp.                                        237,161      517,011
    Rocky Mountain Chocolate Factory, Inc.                  5,450       67,526
#   Sanderson Farms, Inc.                                  30,211    3,833,776
    Seaboard Corp.                                            535    2,319,760
*   Seneca Foods Corp. Class A                             12,820      404,471
*   Seneca Foods Corp. Class B                              1,251       40,157
#*  Smart & Final Stores, Inc.                                764        7,182
    Snyder's-Lance, Inc.                                   85,383    4,267,442
    SpartanNash Co.                                        57,409    1,399,057
#   Spectrum Brands Holdings, Inc.                          9,827    1,164,106
#*  Sprouts Farmers Market, Inc.                           36,308    1,014,082
#*  SUPERVALU, Inc.                                        53,512      847,630
*   Tofutti Brands, Inc.                                      799        1,830
#   Tootsie Roll Industries, Inc.                          21,061      753,984
#*  TreeHouse Foods, Inc.                                  70,769    3,337,466
    Tyson Foods, Inc. Class A                              47,445    3,611,039
*   United Natural Foods, Inc.                             77,390    3,683,764
    United-Guardian, Inc.                                   1,872       35,474
    Universal Corp.                                        44,566    2,139,168
*   US Foods Holding Corp.                                 28,292      909,022
#*  USANA Health Sciences, Inc.                            19,931    1,487,849
#   Vector Group, Ltd.                                     30,366      646,796
#*  Veru, Inc.                                              7,900        9,401
    Village Super Market, Inc. Class A                     10,231      240,224
    Wal-Mart Stores, Inc.                                 198,213   21,129,506
    Walgreens Boots Alliance, Inc.                         95,500    7,187,330
#   WD-40 Co.                                               7,242      896,197
    Weis Markets, Inc.                                     37,487    1,490,483
                                                                  ------------
Total Consumer Staples                                             209,571,161
                                                                  ------------
Energy -- (6.4%)
*   Abraxas Petroleum Corp.                                 3,303        7,894
    Adams Resources & Energy, Inc.                          5,276      234,782
    Anadarko Petroleum Corp.                               33,696    2,023,445
    Andeavor                                              175,682   19,001,765
#*  Antero Resources Corp.                                 43,316      841,630
#   Apache Corp.                                           40,827    1,831,908
#*  Approach Resources, Inc.                                1,047        3,497
    Arch Coal, Inc. Class A                                41,515    3,736,765
    Archrock, Inc.                                         74,370      691,641
#*  Ardmore Shipping Corp.                                  3,093       21,960
*   Aspen Aerogels, Inc.                                   32,024      161,721
    Baker Hughes a GE Co.                                  34,338    1,103,967
*   Barnwell Industries, Inc.                               7,497       17,985
*   Basic Energy Services, Inc.                            28,325      552,054
*   Bill Barrett Corp.                                    149,015      764,447
*   Bonanza Creek Energy, Inc.                              1,752       49,074

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
#   Bristow Group, Inc.                                    60,976 $   939,640
#   Cabot Oil & Gas Corp.                                  37,044     976,109
#*  Callon Petroleum Co.                                  358,165   4,065,173
#*  CARBO Ceramics, Inc.                                    8,479      67,493
#*  Carrizo Oil & Gas, Inc.                               112,166   2,255,658
#*  Centennial Resource Development, Inc. Class A          41,037     837,565
    Cheniere Energy Partners L.P. Holdings LLC              5,237     149,097
#*  Cheniere Energy, Inc.                                   7,686     434,720
    Chevron Corp.                                         211,373  26,495,606
    Cimarex Energy Co.                                      9,239   1,036,616
#*  Clean Energy Fuels Corp.                              142,582     223,854
*   Cloud Peak Energy, Inc.                               116,678     583,390
*   CNX Resources Corp.                                   278,234   3,898,058
*   Concho Resources, Inc.                                 14,935   2,351,366
    ConocoPhillips                                         68,719   4,041,364
*   CONSOL Energy, Inc.                                    34,779   1,127,883
*   Contango Oil & Gas Co.                                 35,331     144,857
#*  Continental Resources, Inc.                            18,071   1,003,483
#   Core Laboratories NV                                    7,352     840,334
#   CVR Energy, Inc.                                       30,742   1,100,256
*   Dawson Geophysical Co.                                 23,733     151,417
    Delek US Holdings, Inc.                               145,995   5,093,766
#*  Denbury Resources, Inc.                               525,696   1,277,441
    Devon Energy Corp.                                     13,078     541,037
#   DHT Holdings, Inc.                                    138,015     477,532
#*  Diamond Offshore Drilling, Inc.                       153,676   2,716,992
#*  Diamondback Energy, Inc.                               10,793   1,354,522
#*  Dorian LPG, Ltd.                                       22,238     169,898
#*  Dril-Quip, Inc.                                        66,255   3,422,071
#*  Earthstone Energy, Inc. Class A                         8,280      82,634
*   Eclipse Resources Corp.                                80,494     172,257
*   Energen Corp.                                          14,552     760,051
*   ENGlobal Corp.                                         17,344      14,300
    EnLink Midstream LLC                                  136,122   2,531,869
#   Ensco P.L.C. Class A                                  644,950   3,805,205
    EOG Resources, Inc.                                    28,939   3,327,985
#*  EP Energy Corp. Class A                                43,409      82,911
    EQT Corp.                                              40,584   2,203,305
*   Era Group, Inc.                                        28,008     283,721
    Evolution Petroleum Corp.                              40,771     311,898
*   Exterran Corp.                                         54,705   1,579,880
#*  Extraction Oil & Gas, Inc.                             32,787     462,297
    Exxon Mobil Corp.                                     261,711  22,847,370
#*  Forum Energy Technologies, Inc.                       189,136   3,196,398
    Frank's International NV                               34,910     241,577
#   GasLog, Ltd.                                           71,679   1,447,916
#*  Geospace Technologies Corp.                            16,298     224,261
*   Goodrich Petroleum Corp.                               10,368     121,824
#   Green Plains, Inc.                                     72,737   1,272,898
#   Gulf Island Fabrication, Inc.                          22,632     291,953
*   Gulfport Energy Corp.                                 324,884   3,304,070
#*  Halcon Resources Corp.                                167,070   1,334,889
    Hallador Energy Co.                                     5,968      41,657

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Energy -- (Continued)
    Halliburton Co.                                        23,703 $1,272,851
*   Helix Energy Solutions Group, Inc.                    253,990  1,912,545
#   Helmerich & Payne, Inc.                                52,910  3,811,107
#   Hess Corp.                                            116,833  5,901,235
    HollyFrontier Corp.                                   182,118  8,734,379
*   Hornbeck Offshore Services, Inc.                       46,873    159,368
*   Independence Contract Drilling, Inc.                    2,791     12,839
*   International Seaways, Inc.                            10,844    180,986
*   ION Geophysical Corp.                                  11,700    205,335
#*  Jones Energy, Inc. Class A                              3,724      4,357
    Kinder Morgan, Inc.                                   191,134  3,436,589
#*  Kosmos Energy, Ltd.                                   372,157  2,571,605
#*  Laredo Petroleum, Inc.                                 43,555    423,790
#*  Lonestar Resources US Inc. Class A                      4,692     19,050
    Marathon Oil Corp.                                    297,059  5,403,503
    Marathon Petroleum Corp.                               79,270  5,491,033
#*  Matador Resources Co.                                 133,762  4,335,227
*   Matrix Service Co.                                     43,035    770,327
*   McDermott International, Inc.                         503,971  4,424,865
*   Mitcham Industries, Inc.                               22,567     84,852
#   Murphy Oil Corp.                                      203,591  6,535,271
#   Nabors Industries, Ltd.                               509,939  3,997,922
    NACCO Industries, Inc. Class A                          9,759    410,366
#   National Oilwell Varco, Inc.                          146,270  5,365,184
*   Natural Gas Services Group, Inc.                       24,515    675,388
*   Newfield Exploration Co.                               91,865  2,908,446
*   Newpark Resources, Inc.                               198,215  1,803,757
#*  Noble Corp. P.L.C.                                    439,313  2,060,378
    Noble Energy, Inc.                                    216,564  6,609,533
#   Nordic American Offshore, Ltd.                          1,373      1,682
#   Nordic American Tankers, Ltd.                          27,665     63,906
*   Oasis Petroleum, Inc.                                 464,380  4,021,531
    Occidental Petroleum Corp.                             47,367  3,551,104
    Oceaneering International, Inc.                       170,640  3,528,835
*   Oil States International, Inc.                         93,470  2,991,040
#   ONEOK, Inc.                                            18,514  1,089,734
*   Overseas Shipholding Group, Inc. Class A                5,822     12,284
*   Pacific Ethanol, Inc.                                  56,060    235,452
    Panhandle Oil and Gas, Inc. Class A                    27,323    556,023
*   Par Pacific Holdings, Inc.                             67,216  1,225,348
*   Parker Drilling Co.                                   169,933    193,724
#*  Parsley Energy, Inc. Class A                           31,722    748,639
    Patterson-UTI Energy, Inc.                            199,887  4,721,331
    PBF Energy, Inc. Class A                              188,703  6,100,768
*   PDC Energy, Inc.                                       70,612  3,661,232
*   Peabody Energy Corp.                                   30,325  1,225,433
*   Penn Virginia Corp.                                     5,926    250,314
*   PHI, Inc. Non-Voting                                   19,300    221,757
*   PHI, Inc. Voting                                        1,053     13,078
    Phillips 66                                            24,696  2,528,870
*   Pioneer Energy Services Corp.                         143,807    467,373
    Pioneer Natural Resources Co.                           8,662  1,584,366
*   QEP Resources, Inc.                                   427,548  4,001,849

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Energy -- (Continued)
#   Range Resources Corp.                                  81,374 $  1,159,580
#*  Renewable Energy Group, Inc.                           90,120      964,284
#*  REX American Resources Corp.                           10,443      852,671
*   RigNet, Inc.                                           21,824      360,096
#*  Ring Energy, Inc.                                      61,841      853,406
#*  Rowan Cos. P.L.C. Class A                             220,882    3,251,383
#   RPC, Inc.                                              21,678      437,896
*   RSP Permian, Inc.                                      84,703    3,361,015
#*  SandRidge Energy, Inc.                                 11,543      206,504
    Schlumberger, Ltd.                                     74,956    5,515,263
#   Scorpio Tankers, Inc.                                 503,486    1,339,273
*   SEACOR Holdings, Inc.                                  33,680    1,568,814
#*  SEACOR Marine Holdings, Inc.                           35,590      532,426
#   SemGroup Corp. Class A                                136,961    3,923,933
#   Ship Finance International, Ltd.                      102,242    1,564,303
*   SilverBow Resources, Inc.                               3,014       92,530
#   SM Energy Co.                                         198,081    4,625,191
#*  SRC Energy, Inc.                                      340,037    3,383,368
#*  Stone Energy Corp.                                     14,789      534,475
#*  Superior Energy Services, Inc.                        262,512    2,743,250
#   Targa Resources Corp.                                  43,758    2,100,384
    TechnipFMC P.L.C.                                      93,186    3,024,818
#   Teekay Corp.                                           35,340      288,374
#   Teekay Tankers, Ltd. Class A                          107,540      136,576
*   TETRA Technologies, Inc.                              202,658      778,207
#*  Transocean, Ltd.                                      499,314    5,387,598
#*  Ultra Petroleum Corp.                                  13,806       96,366
*   Unit Corp.                                             89,876    2,177,696
#   US Silica Holdings, Inc.                               62,725    2,088,115
    Valero Energy Corp.                                   104,590   10,037,502
#*  Weatherford International P.L.C.                      315,996    1,245,024
*   Whiting Petroleum Corp.                               160,947    4,493,640
*   Willbros Group, Inc.                                   80,929       89,831
    Williams Cos., Inc. (The)                              21,384      671,244
    World Fuel Services Corp.                             106,738    2,976,923
#*  WPX Energy, Inc.                                      412,369    6,074,195
                                                                  ------------
Total Energy                                                       350,218,774
                                                                  ------------
Financials -- (22.2%)
    1st Constitution Bancorp                                7,564      146,363
    1st Source Corp.                                       41,442    2,167,002
    A-Mark Precious Metals, Inc.                            6,646       89,655
    Access National Corp.                                  14,788      429,591
#   ACNB Corp.                                              5,926      179,262
    Affiliated Managers Group, Inc.                         6,030    1,203,769
    Aflac, Inc.                                            50,561    4,459,480
*   Alleghany Corp.                                         7,298    4,580,955
    Allstate Corp. (The)                                   41,222    4,071,497
#   Ally Financial, Inc.                                  307,805    9,163,355
*   Ambac Financial Group, Inc.                            50,082      811,328
    American Equity Investment Life Holding Co.           158,798    5,240,334
    American Express Co.                                   75,579    7,512,553

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    American Financial Group, Inc.                           70,607 $ 8,002,597
    American International Group, Inc.                       69,221   4,424,606
    American National Bankshares, Inc.                        9,151     342,247
    American National Insurance Co.                          21,575   2,726,864
    American River Bankshares                                 4,649      70,107
    Ameriprise Financial, Inc.                               16,002   2,699,537
    Ameris Bancorp                                           54,422   2,914,298
    AMERISAFE, Inc.                                          26,331   1,599,608
    AmeriServ Financial, Inc.                                17,822      73,070
#   Ames National Corp.                                       7,817     220,439
#   Amtrust Financial Services, Inc.                        170,278   2,285,131
#*  Arch Capital Group, Ltd.                                 58,304   5,302,166
    Argo Group International Holdings, Ltd.                  52,333   3,208,013
    Arrow Financial Corp.                                    19,314     633,499
    Arthur J Gallagher & Co.                                 14,066     960,989
#   Artisan Partners Asset Management, Inc. Class A           6,265     245,275
    Aspen Insurance Holdings, Ltd.                           84,541   3,157,606
    Associated Banc-Corp                                    177,826   4,401,193
#   Associated Capital Group, Inc. Class A                    3,068     106,306
    Assurant, Inc.                                           44,325   4,054,851
    Assured Guaranty, Ltd.                                  157,480   5,604,713
*   Asta Funding, Inc.                                        1,515      10,681
    Atlantic American Corp.                                   5,179      19,421
*   Atlantic Capital Bancshares, Inc.                         1,300      23,205
*   Atlantic Coast Financial Corp.                           18,040     187,255
*   Atlanticus Holdings Corp.                                19,831      44,025
*   Atlas Financial Holdings, Inc.                            7,199     144,340
    Auburn National Bancorporation, Inc.                      1,760      66,176
    Axis Capital Holdings, Ltd.                              79,742   4,029,363
    Baldwin & Lyons, Inc. Class A                             1,285      29,594
    Baldwin & Lyons, Inc. Class B                            13,262     305,026
#   Banc of California, Inc.                                 57,307   1,128,948
    BancFirst Corp.                                          42,460   2,367,145
#   Bancorp of New Jersey, Inc.                               1,572      28,060
*   Bancorp, Inc. (The)                                      89,555     946,596
    BancorpSouth Bank                                       150,362   5,044,645
    Bank Mutual Corp.                                        54,299     564,710
    Bank of America Corp.                                 1,187,298  37,993,536
    Bank of Commerce Holdings                                 7,524      87,278
#   Bank of Hawaii Corp.                                     35,363   2,958,822
    Bank of Marin Bancorp                                     4,067     279,403
    Bank of New York Mellon Corp. (The)                      95,987   5,442,463
    Bank of NT Butterfield & Son, Ltd. (The)                 68,861   2,767,524
#   Bank of the Ozarks, Inc.                                 52,678   2,631,266
    BankFinancial Corp.                                      35,242     559,643
    BankUnited, Inc.                                        112,600   4,621,104
#   Bankwell Financial Group, Inc.                            2,731      91,215
    Banner Corp.                                             58,291   3,167,533
    Bar Harbor Bankshares                                    13,876     388,944
    BB&T Corp.                                               90,953   5,019,696
    BCB Bancorp, Inc.                                         7,110     107,717
    Bear State Financial, Inc.                               10,707     109,854
    Beneficial Bancorp, Inc.                                119,751   1,945,954

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Berkshire Bancorp, Inc.                                 2,025 $    25,900
    Berkshire Hills Bancorp, Inc.                          76,070   2,886,856
    BGC Partners, Inc. Class A                            127,988   1,831,508
    BlackRock, Inc.                                         5,883   3,305,069
#   Blue Capital Reinsurance Holdings, Ltd.                 6,807      82,705
    Blue Hills Bancorp, Inc.                                4,202      81,099
#*  BofI Holding, Inc.                                     60,340   2,170,430
#   BOK Financial Corp.                                    55,430   5,359,527
    Boston Private Financial Holdings, Inc.               156,144   2,404,618
    Bridge Bancorp, Inc.                                   10,959     375,894
*   Brighthouse Financial, Inc.                             9,850     632,961
    Brookline Bancorp, Inc.                               136,022   2,176,352
    Brown & Brown, Inc.                                    33,424   1,754,092
    Bryn Mawr Bank Corp.                                   31,414   1,410,489
#*  BSB Bancorp, Inc.                                       4,441     135,895
    C&F Financial Corp.                                     4,203     230,114
    California First National Bancorp                       6,388      97,545
    Camden National Corp.                                  22,348     948,896
*   Cannae Holdings, Inc.                                  82,922   1,443,672
    Capital City Bank Group, Inc.                          23,672     580,674
    Capital One Financial Corp.                            70,527   7,331,987
    Capitol Federal Financial, Inc.                       263,225   3,442,983
    Carolina Financial Corp.                                8,011     330,374
    Cathay General Bancorp                                 99,933   4,371,069
#   Cboe Global Markets, Inc.                              12,636   1,698,152
    CenterState Banks Corp.                               103,240   2,683,208
    Central Pacific Financial Corp.                        40,925   1,210,152
    Central Valley Community Bancorp                          800      15,512
    Century Bancorp, Inc. Class A                           4,565     365,885
    Charles Schwab Corp. (The)                             31,812   1,696,852
    Charter Financial Corp.                                 6,705     128,937
    Chemical Financial Corp.                               74,929   4,376,603
    Chemung Financial Corp.                                 3,294     147,143
    Chubb, Ltd.                                            31,930   4,985,869
    Cincinnati Financial Corp.                             74,578   5,735,048
#   CIT Group, Inc.                                        71,799   3,639,491
    Citigroup, Inc.                                       312,527  24,527,119
#   Citizens & Northern Corp.                               5,780     137,564
    Citizens Community Bancorp, Inc.                        3,663      49,853
    Citizens Financial Group, Inc.                         77,552   3,559,637
    Citizens First Corp.                                    1,000      24,600
    Citizens Holding Co.                                    2,806      60,048
#*  Citizens, Inc.                                         46,149     365,962
#   City Holding Co.                                       22,994   1,581,987
#   Civista Bancshares, Inc.                                2,568      56,830
    Clifton Bancorp, Inc.                                  39,340     642,422
    CME Group, Inc.                                         7,914   1,214,641
    CNA Financial Corp.                                    18,368     994,811
    CNB Financial Corp.                                    12,102     325,907
    CNO Financial Group, Inc.                             235,316   5,786,420
*   Coastway Bancorp, Inc.                                  3,053      66,097
    CoBiz Financial, Inc.                                  68,937   1,382,876
    Codorus Valley Bancorp, Inc.                            7,628     208,626

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   Cohen & Steers, Inc.                                   17,936 $  731,251
    Colony Bankcorp, Inc.                                   3,099     44,471
    Columbia Banking System, Inc.                         124,609  5,368,156
    Comerica, Inc.                                         76,472  7,281,664
#   Commerce Bancshares, Inc.                              59,659  3,490,648
    Commercial National Financial Corp.                     1,413     32,499
#   Community Bank System, Inc.                            88,499  4,716,997
*   Community Bankers Trust Corp.                          12,898    106,409
#   Community Financial Corp. (The)                         3,771    138,924
    Community Trust Bancorp, Inc.                          29,112  1,376,998
    Community West Bancshares                               2,000     23,800
    ConnectOne Bancorp, Inc.                               46,565  1,357,370
*   Consumer Portfolio Services, Inc.                      49,069    219,829
    County Bancorp, Inc.                                    5,232    150,682
#*  Cowen, Inc.                                            18,912    244,910
    Crawford & Co. Class A                                 58,663    500,982
#   Crawford & Co. Class B                                 33,597    316,820
#*  Credit Acceptance Corp.                                 9,229  3,042,894
#   Cullen/Frost Bankers, Inc.                             17,327  1,843,766
*   Customers Bancorp, Inc.                                52,734  1,616,297
#   CVB Financial Corp.                                   149,206  3,491,420
    Diamond Hill Investment Group, Inc.                     1,302    273,889
    Dime Community Bancshares, Inc.                        66,392  1,261,448
    Discover Financial Services                            40,887  3,262,783
    DNB Financial Corp.                                     2,439     83,048
    Donegal Group, Inc. Class A                            27,020    474,201
    Donegal Group, Inc. Class B                             3,821     56,551
#*  Donnelley Financial Solutions, Inc.                    20,897    448,241
*   E*TRADE Financial Corp.                                65,456  3,449,531
    Eagle Bancorp Montana, Inc.                             7,714    155,823
*   Eagle Bancorp, Inc.                                    44,888  2,827,944
    East West Bancorp, Inc.                                31,233  2,058,567
    Eaton Vance Corp.                                      25,477  1,472,571
*   eHealth, Inc.                                          18,736    328,255
    EMC Insurance Group, Inc.                              22,745    642,546
    Employers Holdings, Inc.                               57,548  2,440,035
#*  Encore Capital Group, Inc.                             42,105  1,745,252
*   Enova International, Inc.                              52,148    933,449
*   Enstar Group, Ltd.                                     15,614  3,241,466
#*  Entegra Financial Corp.                                 1,738     49,012
    Enterprise Bancorp, Inc.                                6,505    218,243
    Enterprise Financial Services Corp.                    39,852  1,938,800
*   Equity Bancshares, Inc. Class A                         3,308    119,121
    Erie Indemnity Co. Class A                              7,683    912,433
    ESSA Bancorp, Inc.                                     11,606    186,857
*   Essent Group, Ltd.                                     21,349    993,155
#   Evans Bancorp, Inc.                                     4,374    186,989
#   Evercore, Inc. Class A                                 16,187  1,627,603
    Everest Re Group, Ltd.                                 19,038  4,374,932
*   Ezcorp, Inc. Class A                                   91,259  1,076,856
#   FactSet Research Systems, Inc.                          5,700  1,143,933
    Farmers Capital Bank Corp.                              7,021    275,925
    Farmers National Banc Corp.                             9,019    131,677

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#*  FB Financial Corp.                                     14,241 $  602,109
#   FBL Financial Group, Inc. Class A                      32,494  2,261,582
*   FCB Financial Holdings, Inc. Class A                   76,445  4,189,186
    Federal Agricultural Mortgage Corp. Class A               987     75,476
    Federal Agricultural Mortgage Corp. Class C            11,886    953,851
#   Federated Investors, Inc. Class B                      41,610  1,443,035
    Federated National Holding Co.                         25,970    385,135
    Fidelity Southern Corp.                                42,511  1,018,564
    Fifth Third Bancorp                                   175,658  5,814,280
#   Financial Engines, Inc.                                71,058  2,021,600
    Financial Institutions, Inc.                           24,397    759,967
*   First Acceptance Corp.                                 27,407     31,792
    First American Financial Corp.                        149,802  8,848,804
    First Bancorp(318910106)                               51,514  1,875,110
*   First BanCorp(318672706)                              318,718  1,912,308
    First Bancorp, Inc.                                    11,947    336,308
*   First Bancshares, Inc.                                    700      8,099
    First Bancshares, Inc. (The)                            1,495     48,064
    First Bank                                              7,374    102,499
    First Busey Corp.                                      84,251  2,610,096
    First Business Financial Services, Inc.                11,680    285,810
    First Citizens BancShares, Inc. Class A                11,878  5,053,020
    First Commonwealth Financial Corp.                    172,895  2,501,791
    First Community Bancshares, Inc.                       24,930    690,062
    First Community Corp.                                   2,000     43,700
    First Connecticut Bancorp, Inc.                         6,493    163,299
    First Defiance Financial Corp.                         12,262    681,277
    First Financial Bancorp                               119,369  3,402,016
#   First Financial Bankshares, Inc.                       54,081  2,512,062
    First Financial Corp.                                  12,972    600,604
    First Financial Northwest, Inc.                        19,410    309,395
*   First Foundation, Inc.                                  8,327    161,960
    First Horizon National Corp.                          423,869  8,418,038
    First Internet Bancorp                                    700     26,215
    First Interstate Bancsystem, Inc. Class A              58,424  2,445,044
    First Merchants Corp.                                  85,139  3,674,599
    First Mid-Illinois Bancshares, Inc.                       574     22,099
    First Midwest Bancorp, Inc.                           189,740  4,716,936
*   First Northwest Bancorp                                 4,011     67,986
    First of Long Island Corp. (The)                       12,079    339,420
    First Republic Bank                                    17,944  1,606,885
#   First Savings Financial Group, Inc.                     1,102     69,977
*   First United Corp.                                      6,408    111,179
    First US Bancshares, Inc.                                 800     10,000
    FirstCash, Inc.                                        64,343  4,703,473
*   Flagstar Bancorp, Inc.                                 94,072  3,504,182
    Flushing Financial Corp.                               55,135  1,552,602
    FNB Bancorp                                             5,865    208,735
#   FNB Corp.                                             386,279  5,543,104
    FNF Group                                             112,139  4,371,178
#*  Franklin Financial Network, Inc.                       11,906    383,969
    Franklin Resources, Inc.                               27,478  1,165,342
    FS Bancorp, Inc.                                        2,648    151,863

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Fulton Financial Corp.                                223,474 $ 4,067,227
#   Gain Capital Holdings, Inc.                            67,493     492,699
    GAINSCO, Inc.                                           1,497      29,192
*   Genworth Financial, Inc. Class A                      299,377     916,094
#   German American Bancorp, Inc.                          34,125   1,183,796
#   Glacier Bancorp, Inc.                                  78,578   3,081,829
*   Global Indemnity, Ltd.                                 19,269     816,042
    Goldman Sachs Group, Inc. (The)                        44,550  11,934,499
*   Great Elm Capital Group, Inc.                           4,457      17,271
    Great Southern Bancorp, Inc.                           22,367   1,135,125
    Great Western Bancorp, Inc.                            89,963   3,791,940
*   Green Bancorp, Inc.                                    55,891   1,333,000
*   Green Dot Corp. Class A                                36,636   2,244,321
#   Greenhill & Co., Inc.                                  10,704     198,559
*   Greenlight Capital Re, Ltd. Class A                    53,491   1,083,193
    Guaranty Bancorp                                       30,147     854,667
    Guaranty Federal Bancshares, Inc.                       1,886      40,870
*   Hallmark Financial Services, Inc.                      29,577     299,615
    Hancock Holding Co.                                   128,012   6,874,244
    Hanmi Financial Corp.                                  64,150   2,020,725
    Hanover Insurance Group, Inc. (The)                    59,753   6,761,052
#*  HarborOne Bancorp, Inc.                                 5,364      99,019
    Harleysville Financial Corp.                            2,920      69,934
    Hartford Financial Services Group, Inc. (The)         171,851  10,097,965
    Hawthorn Bancshares, Inc.                               5,075     106,321
#   HCI Group, Inc.                                        23,797     831,705
    Heartland Financial USA, Inc.                          51,429   2,733,451
    Hennessy Advisors, Inc.                                 9,632     172,124
    Heritage Commerce Corp.                                52,632     842,638
    Heritage Financial Corp.                               51,888   1,598,150
#   Hilltop Holdings, Inc.                                181,844   4,762,494
#   Hingham Institution for Savings                         1,835     397,681
*   HMN Financial, Inc.                                     2,450      46,918
    Home Bancorp, Inc.                                      7,010     300,449
#   Home BancShares, Inc.                                 170,733   4,099,299
*   HomeStreet, Inc.                                       29,878     879,907
*   HomeTrust Bancshares, Inc.                              9,675     245,261
    Hope Bancorp, Inc.                                    243,506   4,636,354
    HopFed Bancorp, Inc.                                    4,907      73,262
    Horace Mann Educators Corp.                            54,004   2,230,365
    Horizon Bancorp                                        24,918     758,753
    Houlihan Lokey, Inc.                                   34,216   1,632,103
#*  Howard Bancorp, Inc.                                    7,919     166,299
    Huntington Bancshares, Inc.                           480,898   7,780,930
    Iberiabank Corp.                                       65,083   5,499,513
    Independence Holding Co.                                5,710     167,303
    Independent Bank Corp.(453836108)                      43,511   3,104,510
    Independent Bank Corp.(453838609)                      35,103     809,124
#   Independent Bank Group, Inc.                           33,701   2,418,047
    Infinity Property & Casualty Corp.                     11,735   1,188,169
#   Interactive Brokers Group, Inc. Class A               102,912   6,585,339
    Intercontinental Exchange, Inc.                        35,550   2,625,012
    International Bancshares Corp.                        115,607   4,797,690

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   INTL. FCStone, Inc.                                    30,647 $ 1,333,144
    Invesco, Ltd.                                         171,277   6,188,238
    Investar Holding Corp.                                  7,574     191,244
    Investment Technology Group, Inc.                      53,366   1,139,898
    Investors Bancorp, Inc.                               401,537   5,497,042
    Investors Title Co.                                     1,606     312,367
    James River Group Holdings, Ltd.                       42,249   1,605,462
#   Janus Henderson Group P.L.C.                           97,469   3,838,329
    JPMorgan Chase & Co.                                  550,713  63,700,973
    Kearny Financial Corp.                                120,976   1,669,469
    Kemper Corp.                                           89,118   5,779,302
    Kentucky First Federal Bancorp                          2,320      20,300
    KeyCorp                                               148,139   3,170,175
    Kingstone Cos., Inc.                                    7,318     153,312
    Ladenburg Thalmann Financial Services, Inc.            58,776     182,793
    Lakeland Bancorp, Inc.                                 78,351   1,574,855
    Lakeland Financial Corp.                               37,698   1,812,143
    Landmark Bancorp, Inc.                                  3,177      90,862
    Lazard, Ltd. Class A                                   10,984     643,333
    LCNB Corp.                                             12,830     250,185
    LegacyTexas Financial Group, Inc.                      82,173   3,618,899
#   Legg Mason, Inc.                                      112,058   4,775,912
#*  LendingClub Corp.                                     673,983   2,466,778
#*  LendingTree, Inc.                                       3,231   1,188,523
    Leucadia National Corp.                               156,313   4,231,393
    Lincoln National Corp.                                111,851   9,261,263
    Loews Corp.                                           114,074   5,891,922
    LPL Financial Holdings, Inc.                           43,478   2,593,897
    M&T Bank Corp.                                         11,270   2,150,091
    Macatawa Bank Corp.                                    43,146     446,993
    Mackinac Financial Corp.                                6,295     101,350
*   Magyar Bancorp, Inc.                                    1,971      24,953
    Maiden Holdings, Ltd.                                 122,676     864,866
    MainSource Financial Group, Inc.                       40,152   1,579,981
*   Malvern Bancorp, Inc.                                   4,565     109,104
#   Manning & Napier, Inc.                                  8,160      31,824
*   Markel Corp.                                            5,644   6,477,562
#   MarketAxess Holdings, Inc.                              5,724   1,123,106
    Marlin Business Services Corp.                         19,551     463,359
    MB Financial, Inc.                                    103,287   4,418,618
#*  MBIA, Inc.                                            246,439   1,808,862
    MBT Financial Corp.                                    13,260     149,175
    Mercantile Bank Corp.                                  20,583     718,141
#   Mercury General Corp.                                  68,858   3,370,599
    Meridian Bancorp, Inc.                                 90,895   1,858,803
#   Meta Financial Group, Inc.                             16,458   1,925,586
    MetLife, Inc.                                          56,717   2,726,386
*   MGIC Investment Corp.                                  70,927   1,051,138
#   Mid Penn Bancorp, Inc.                                    778      25,557
    Middlefield Banc Corp.                                    699      34,740
    Midland States Bancorp, Inc.                            2,248      72,138
    MidSouth Bancorp, Inc.                                 13,006     184,035
    MidWestOne Financial Group, Inc.                        7,774     257,164

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
*          MMA Capital Management LLC                          4,920 $  138,990
           Moelis & Co. Class A                               11,024    569,941
           Morgan Stanley                                    171,784  9,714,385
           Morningstar, Inc.                                   4,010    385,441
           MSB Financial Corp.                                 2,153     37,785
           MSCI, Inc.                                         18,036  2,511,152
           MutualFirst Financial, Inc.                         8,871    333,106
           Nasdaq, Inc.                                       37,150  3,005,806
           National Bank Holdings Corp. Class A               43,837  1,457,142
#          National Bankshares, Inc.                           6,938    302,497
*          National Commerce Corp.                             3,462    157,002
           National General Holdings Corp.                   118,675  2,375,873
           National Western Life Group, Inc. Class A           3,139  1,016,722
#*         Nationstar Mortgage Holdings, Inc.                 69,540  1,233,640
           Navient Corp.                                     403,499  5,749,861
           Navigators Group, Inc. (The)                       51,388  2,497,457
           NBT Bancorp, Inc.                                  76,508  2,823,910
           Nelnet, Inc. Class A                               55,598  2,897,212
#          New York Community Bancorp, Inc.                  206,831  2,928,727
(degrees)  NewStar Financial, Inc.                            48,901     26,407
*          Nicholas Financial, Inc.                            8,092     73,718
*          NMI Holdings, Inc. Class A                         85,102  1,561,622
#          Northeast Bancorp                                   1,342     29,994
           Northeast Community Bancorp, Inc.                  10,523    108,071
           Northern Trust Corp.                               25,106  2,645,921
           Northfield Bancorp, Inc.                           88,208  1,480,130
           Northrim BanCorp, Inc.                              8,737    292,253
           Northwest Bancshares, Inc.                        199,334  3,358,778
#          Norwood Financial Corp.                             2,461     77,300
           OceanFirst Financial Corp.                         56,963  1,506,671
           Oconee Federal Financial Corp.                        100      2,850
#*         Ocwen Financial Corp.                              44,269    149,187
           OFG Bancorp                                        82,658    942,301
#          Ohio Valley Banc Corp.                              2,002     82,282
#          Old Line Bancshares, Inc.                           7,175    227,232
           Old National Bancorp                              237,317  4,105,584
           Old Point Financial Corp.                             700     20,538
#          Old Republic International Corp.                  290,533  6,243,554
           Old Second Bancorp, Inc.                           17,178    252,517
           OM Asset Management P.L.C.                          3,415     61,094
#*         On Deck Capital, Inc.                              32,474    146,133
*          OneMain Holdings, Inc.                             19,845    649,130
           Oppenheimer Holdings, Inc. Class A                  9,819    270,023
           Opus Bank                                          43,098  1,167,956
           Oritani Financial Corp.                            80,638  1,346,655
#          Orrstown Financial Services, Inc.                  10,925    274,764
*          Pacific Mercantile Bancorp                         29,591    255,962
#*         Pacific Premier Bancorp, Inc.                      80,823  3,293,537
           PacWest Bancorp                                   113,312  5,940,948
           Park National Corp.                                17,897  1,879,543
#          Parke Bancorp, Inc.                                 4,159     83,804
#          Patriot National Bancorp, Inc.                        150      2,678
           Peapack Gladstone Financial Corp.                  24,834    882,104

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Penns Woods Bancorp, Inc.                               5,655 $   242,430
*   PennyMac Financial Services, Inc. Class A              14,030     311,466
#   People's United Financial, Inc.                       175,377   3,449,666
    People's Utah Bancorp                                   6,750     213,300
#   Peoples Bancorp of North Carolina, Inc.                 3,626     114,219
    Peoples Bancorp, Inc.                                  25,827     919,699
#   Peoples Financial Corp.                                 2,200      30,360
*   PHH Corp.                                              89,791     805,425
    Pinnacle Financial Partners, Inc.                      64,404   4,076,773
    Piper Jaffray Cos.                                     20,441   1,886,704
    PJT Partners, Inc. Class A                              2,999     142,003
    Plumas Bancorp                                          4,216     103,503
    PNC Financial Services Group, Inc. (The)               54,544   8,619,043
#   Poage Bankshares, Inc.                                    506       9,665
    Popular, Inc.                                         116,807   4,747,036
#*  PRA Group, Inc.                                        80,154   2,865,505
    Preferred Bank                                         19,012   1,224,753
    Premier Financial Bancorp, Inc.                        11,538     219,453
    Primerica, Inc.                                        66,640   6,730,640
    Principal Financial Group, Inc.                       157,281  10,632,196
    ProAssurance Corp.                                     75,411   4,124,982
    Progressive Corp. (The)                                31,737   1,716,972
    Prosperity Bancshares, Inc.                            75,164   5,697,431
#*  Provident Bancorp, Inc.                                 2,251      54,137
    Provident Financial Holdings, Inc.                      9,638     176,375
    Provident Financial Services, Inc.                    116,050   3,053,275
#   Prudential Bancorp, Inc.                                5,454      94,409
    Prudential Financial, Inc.                             51,996   6,178,165
    Pzena Investment Management, Inc. Class A               5,580      69,806
    QCR Holdings, Inc.                                      7,657     335,759
    Radian Group, Inc.                                    128,091   2,826,968
*   Randolph Bancorp, Inc.                                  2,000      31,120
    Raymond James Financial, Inc.                          30,435   2,933,630
*   Regional Management Corp.                              16,549     469,330
    Regions Financial Corp.                               533,364  10,256,590
    Reinsurance Group of America, Inc.                     31,131   4,876,671
    RenaissanceRe Holdings, Ltd.                           40,926   5,203,332
    Renasant Corp.                                         84,922   3,657,591
    Republic Bancorp, Inc. Class A                         22,425     864,259
#*  Republic First Bancorp, Inc.                           23,426     207,320
    Riverview Bancorp, Inc.                                21,277     203,834
#   RLI Corp.                                              50,528   3,246,929
    S&T Bancorp, Inc.                                      57,925   2,337,853
*   Safeguard Scientifics, Inc.                            42,737     534,213
    Safety Insurance Group, Inc.                           26,070   2,024,335
    Salisbury Bancorp, Inc.                                   856      37,835
    Sandy Spring Bancorp, Inc.                             30,587   1,156,800
    Santander Consumer USA Holdings, Inc.                  85,137   1,468,613
    SB Financial Group, Inc.                                3,194      57,652
*   Seacoast Banking Corp. of Florida                      28,233     728,129
*   Security National Financial Corp. Class A               5,043      22,190
    SEI Investments Co.                                    12,500     939,375
#*  Select Bancorp, Inc.                                    6,205      80,045

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   Selective Insurance Group, Inc.                        80,241 $4,674,038
#   ServisFirst Bancshares, Inc.                           57,776  2,450,858
#*  Severn Bancorp, Inc.                                    3,500     28,000
    Shore Bancshares, Inc.                                  8,912    162,377
    SI Financial Group, Inc.                               14,650    211,693
*   Siebert Financial Corp.                                 9,193     84,300
    Sierra Bancorp                                         19,520    534,458
*   Signature Bank                                         12,140  1,869,560
    Silvercrest Asset Management Group, Inc. Class A        7,061    105,915
#   Simmons First National Corp. Class A                   79,548  4,681,400
*   SLM Corp.                                             282,090  3,227,110
#*  SmartFinancial, Inc.                                    1,103     24,045
    Sound Financial Bancorp, Inc.                             200      6,910
    South State Corp.                                      57,182  5,066,325
*   Southern First Bancshares, Inc.                         8,205    357,328
#   Southern Missouri Bancorp, Inc.                         2,930    112,307
    Southern National Bancorp of Virginia, Inc.            12,089    198,139
    Southside Bancshares, Inc.                             48,761  1,673,965
    Southwest Georgia Financial Corp.                       1,854     40,139
    State Auto Financial Corp.                             42,621  1,268,827
    State Bank Financial Corp.                             52,849  1,612,423
    State Street Corp.                                     29,032  3,198,455
#   Sterling Bancorp                                      377,574  9,344,956
#   Stewardship Financial Corp.                             1,829     20,393
    Stewart Information Services Corp.                     40,609  1,807,507
#   Stifel Financial Corp.                                 65,845  4,445,854
    Stock Yards Bancorp, Inc.                              32,058  1,152,485
#   Summit Financial Group, Inc.                            3,088     79,362
    Summit State Bank                                       3,570     46,232
    Sun Bancorp, Inc.                                      14,151    346,700
    SunTrust Banks, Inc.                                   56,151  3,969,876
    Sussex Bancorp                                          2,146     62,449
*   SVB Financial Group                                    12,485  3,078,177
    Synchrony Financial                                    86,437  3,429,820
    Synovus Financial Corp.                               138,699  6,989,043
    T Rowe Price Group, Inc.                               20,541  2,292,992
    TCF Financial Corp.                                   287,991  6,177,407
    TD Ameritrade Holding Corp.                            15,702    876,015
    Territorial Bancorp, Inc.                              16,191    490,263
    Teton Advisors, Inc. Class A                               39      2,028
#*  Texas Capital Bancshares, Inc.                         47,214  4,475,887
#   TFS Financial Corp.                                    44,220    646,496
*   Third Point Reinsurance, Ltd.                          84,660  1,206,405
    Timberland Bancorp, Inc.                                6,154    171,697
    Tiptree, Inc.                                          72,177    443,889
#   Tompkins Financial Corp.                               21,805  1,796,078
    Torchmark Corp.                                        16,777  1,524,190
    Towne Bank                                            108,135  3,303,509
    Travelers Cos., Inc. (The)                             45,416  6,808,767
    Trico Bancshares                                       37,423  1,383,903
*   TriState Capital Holdings, Inc.                        29,928    719,768
*   Triumph Bancorp, Inc.                                  19,341    744,629
    TrustCo Bank Corp. NY                                 195,240  1,679,064

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Trustmark Corp.                                       117,636 $ 3,739,648
    U.S. Bancorp.                                         107,594   6,147,921
    UMB Financial Corp.                                    56,515   4,305,313
    Umpqua Holdings Corp.                                 254,969   5,520,079
#   Union Bankshares Corp.                                 72,560   2,739,140
#   Union Bankshares, Inc.                                  2,000     108,100
#   United Bancorp, Inc.                                    1,000      12,600
    United Bancshares, Inc.                                 2,040      44,880
#   United Bankshares, Inc.                               130,459   4,800,891
    United Community Bancorp                                1,493      30,233
    United Community Banks, Inc.                          126,607   4,010,910
    United Community Financial Corp.                       87,922     857,240
    United Financial Bancorp, Inc.                         84,098   1,409,482
    United Fire Group, Inc.                                31,660   1,373,727
#   United Insurance Holdings Corp.                        40,522     782,885
    United Security Bancshares                             17,252     190,635
    Unity Bancorp, Inc.                                     9,991     205,315
#   Universal Insurance Holdings, Inc.                     77,807   2,287,526
    Univest Corp. of Pennsylvania                          47,718   1,336,104
    Unum Group                                            115,811   6,159,987
    Validus Holdings, Ltd.                                100,911   6,831,675
#   Valley National Bancorp                               176,057   2,213,036
    Value Line, Inc.                                        3,839      73,824
*   Veritex Holdings, Inc.                                 16,002     456,217
#   Virtu Financial, Inc. Class A                           4,012      76,629
#   Virtus Investment Partners, Inc.                       11,943   1,528,704
    Voya Financial, Inc.                                   70,930   3,681,976
#   Waddell & Reed Financial, Inc. Class A                145,132   3,338,036
*   Walker & Dunlop, Inc.                                  57,605   2,675,752
    Washington Federal, Inc.                              123,725   4,441,727
    Washington Trust Bancorp, Inc.                         22,030   1,185,214
    Waterstone Financial, Inc.                             42,994     735,197
    Webster Financial Corp.                               113,442   6,423,086
    Wellesley Bank                                            522      15,269
    Wells Fargo & Co.                                     846,080  55,655,142
    WesBanco, Inc.                                         75,523   3,097,198
    West Bancorporation, Inc.                              25,880     662,528
#   Westamerica Bancorporation                             19,828   1,177,188
*   Western Alliance Bancorp                              100,445   5,892,104
    Western New England Bancorp, Inc.                      44,846     486,579
    Westwood Holdings Group, Inc.                           7,563     495,150
    White Mountains Insurance Group, Ltd.                   3,341   2,806,106
    Willis Towers Watson P.L.C.                             9,056   1,453,216
    Wintrust Financial Corp.                               78,278   6,724,080
#   WisdomTree Investments, Inc.                           44,385     514,422
#*  World Acceptance Corp.                                 14,023   1,655,415
#   WR Berkley Corp.                                       67,491   4,925,493
    WSFS Financial Corp.                                   42,771   2,185,598
    WVS Financial Corp.                                     1,627      27,610
#   XL Group, Ltd.                                        114,668   4,224,369

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    Zions Bancorporation                                  92,831 $    5,015,659
                                                                 --------------
Total Financials                                                  1,213,079,047
                                                                 --------------
Health Care -- (7.2%)
*   AAC Holdings, Inc.                                     1,086          9,720
#   Abaxis, Inc.                                          13,237        948,431
    Abbott Laboratories                                  124,325      7,728,042
*   ABIOMED, Inc.                                          2,919        685,965
#*  Acadia Healthcare Co., Inc.                          131,293      4,474,465
#*  Accuray, Inc.                                         19,449        109,887
    Aceto Corp.                                           46,953        516,953
*   Achillion Pharmaceuticals, Inc.                      144,085        381,825
#*  Acorda Therapeutics, Inc.                             82,058      2,129,405
#*  Adamas Pharmaceuticals, Inc.                          13,833        523,441
*   Addus HomeCare Corp.                                  19,099        684,699
*   Adverum Biotechnologies, Inc.                          3,000         21,900
#*  Aeglea BioTherapeutics, Inc.                           7,852         50,881
    Aetna, Inc.                                           24,842      4,640,982
    Agilent Technologies, Inc.                            19,010      1,395,904
#*  Akorn, Inc.                                           41,636      1,341,512
#*  Albireo Pharma, Inc.                                   3,278        114,730
#*  Alder Biopharmaceuticals, Inc.                        29,763        421,146
*   Alexion Pharmaceuticals, Inc.                          6,740        804,217
*   Align Technology, Inc.                                13,755      3,603,810
#*  Alkermes P.L.C.                                        9,386        536,598
    Allergan P.L.C.                                       38,459      6,932,619
*   Allied Healthcare Products, Inc.                       2,460          5,092
*   Allscripts Healthcare Solutions, Inc.                245,477      3,660,062
*   Almost Family, Inc.                                   24,230      1,382,321
#*  Alnylam Pharmaceuticals, Inc.                         10,076      1,309,678
#*  AMAG Pharmaceuticals, Inc.                            20,697        297,002
#*  Amedisys, Inc.                                        28,884      1,548,760
*   American Shared Hospital Services                        900          2,430
    AmerisourceBergen Corp.                                5,303        528,550
    Amgen, Inc.                                           26,868      4,998,791
#*  AMN Healthcare Services, Inc.                         77,569      4,161,577
*   Amphastar Pharmaceuticals, Inc.                       48,889        911,291
    Analogic Corp.                                        19,659      1,629,731
*   AngioDynamics, Inc.                                   59,731      1,039,917
*   ANI Pharmaceuticals, Inc.                             17,570      1,180,001
*   Anika Therapeutics, Inc.                              21,990      1,467,173
    Anthem, Inc.                                          28,912      7,165,839
*   Aptevo Therapeutics, Inc.                             31,842        107,944
#*  Aralez Pharmaceuticals, Inc.                          21,717         37,136
*   Ardelyx, Inc.                                         24,837        180,068
#*  Assembly Biosciences, Inc.                             5,098        240,524
#*  athenahealth, Inc.                                     4,256        533,319
#   Atrion Corp.                                           1,718        988,537
*   aTyr Pharma, Inc.                                      1,902          6,752
    Baxter International, Inc.                            23,654      1,703,798
    Becton Dickinson and Co.                              10,187      2,474,830
*   Bio-Rad Laboratories, Inc. Class A                     2,800        723,884

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Health Care -- (Continued)
*   Bio-Rad Laboratories, Inc. Class B                      1,277 $  330,392
    Bio-Techne Corp.                                       10,652  1,494,369
*   Biogen, Inc.                                            6,870  2,389,455
#*  BioMarin Pharmaceutical, Inc.                           4,800    433,104
#*  BioScrip, Inc.                                         87,873    245,166
*   BioSpecifics Technologies Corp.                         5,511    235,981
#*  BioTelemetry, Inc.                                     17,538    598,923
*   Bioverativ, Inc.                                       17,455  1,798,912
#*  Bluebird Bio, Inc.                                      4,569    936,188
*   Boston Scientific Corp.                                33,151    926,902
#*  Bovie Medical Corp.                                    13,510     32,154
*   Brookdale Senior Living, Inc.                         332,419  3,157,980
    Bruker Corp.                                           22,783    811,303
#*  Cambrex Corp.                                          50,116  2,824,037
    Cantel Medical Corp.                                   13,413  1,487,904
#*  Capital Senior Living Corp.                            36,293    409,385
#*  Cara Therapeutics, Inc.                                 8,235    120,807
    Cardinal Health, Inc.                                  11,763    844,466
*   Cascadian Therapeutics, Inc.                           16,288    163,857
*   Catalent, Inc.                                         39,138  1,821,483
#*  Celldex Therapeutics, Inc.                             45,128    124,553
*   Cellular Biomedicine Group, Inc.                        2,512     52,124
*   Centene Corp.                                          53,266  5,712,246
#*  Cerner Corp.                                            8,000    553,040
*   Charles River Laboratories International, Inc.         19,576  2,064,093
#   Chemed Corp.                                            5,063  1,319,266
*   Chimerix, Inc.                                         63,236    302,900
    Cigna Corp.                                            18,390  3,831,556
*   Civitas Solutions, Inc.                                 5,668     99,473
*   Cogentix Medical, Inc.                                 39,741    112,864
#*  Community Health Systems, Inc.                        190,242  1,074,867
#   Computer Programs & Systems, Inc.                       7,500    224,625
*   Concert Pharmaceuticals, Inc.                          26,149    525,072
#   CONMED Corp.                                           33,865  1,956,720
    Cooper Cos., Inc. (The)                                 4,843  1,184,937
#*  Corcept Therapeutics, Inc.                             25,639    590,082
*   CorVel Corp.                                           13,794    712,460
#*  Corvus Pharmaceuticals, Inc.                            1,733     14,592
*   Cotiviti Holdings, Inc.                                 8,898    311,430
*   Cross Country Healthcare, Inc.                         41,631    583,250
*   CryoLife, Inc.                                         51,939    979,050
*   Cumberland Pharmaceuticals, Inc.                       30,478    207,555
*   Cutera, Inc.                                           16,314    809,174
#*  Cyclacel Pharmaceuticals, Inc.                          2,700      4,509
    Danaher Corp.                                          40,474  4,099,207
*   DaVita, Inc.                                           43,264  3,376,323
    DENTSPLY SIRONA, Inc.                                  33,760  2,052,946
#*  Depomed, Inc.                                          33,619    247,100
#*  DexCom, Inc.                                            3,531    205,504
#*  Dicerna Pharmaceuticals, Inc.                           1,693     16,236
    Digirad Corp.                                          16,700     39,245
#*  Diplomat Pharmacy, Inc.                               100,895  2,723,156
*   Edwards Lifesciences Corp.                             13,100  1,658,198

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Health Care -- (Continued)
*   Electromed, Inc.                                        3,600 $   20,232
*   Emergent BioSolutions, Inc.                            56,205  2,742,242
#*  Enanta Pharmaceuticals, Inc.                           12,298  1,044,715
    Encompass Health Corp.                                 21,897  1,158,789
*   Endo International P.L.C.                             290,446  2,006,982
#   Ensign Group, Inc. (The)                               76,323  1,757,719
#*  Envision Healthcare Corp.                              59,362  2,136,438
*   Enzo Biochem, Inc.                                     53,430    393,245
#*  Evolent Health, Inc. Class A                           78,518  1,107,104
#*  Exact Sciences Corp.                                    5,393    268,086
*   Exactech, Inc.                                         19,904    997,190
*   Exelixis, Inc.                                          2,843     86,171
*   Express Scripts Holding Co.                            71,160  5,634,449
*   Five Prime Therapeutics, Inc.                          43,089    861,780
*   Five Star Senior Living, Inc.                          17,828     25,851
#*  Flex Pharma, Inc.                                       3,820     15,777
*   FONAR Corp.                                             8,796    215,942
    Gilead Sciences, Inc.                                  60,687  5,085,571
*   Globus Medical, Inc. Class A                           33,409  1,538,150
*   Haemonetics Corp.                                      34,316  2,218,529
*   Halyard Health, Inc.                                   83,029  4,052,645
#*  Hanger, Inc.                                           38,027    603,869
*   Harvard Bioscience, Inc.                               53,799    252,855
#*  HealthEquity, Inc.                                      6,174    312,528
*   HealthStream, Inc.                                     46,827  1,101,371
#*  Henry Schein, Inc.                                     17,288  1,308,356
#*  Heska Corp.                                             3,188    248,505
    Hill-Rom Holdings, Inc.                                38,499  3,285,120
*   HMS Holdings Corp.                                    109,174  1,870,151
#*  Hologic, Inc.                                          56,601  2,416,863
#*  Horizon Pharma P.L.C.                                 270,695  3,938,612
    Humana, Inc.                                           15,838  4,463,624
#*  Icad, Inc.                                              1,300      4,225
*   ICU Medical, Inc.                                       7,606  1,741,394
*   IDEXX Laboratories, Inc.                                2,498    467,226
*   Illumina, Inc.                                          6,532  1,519,604
*   Impax Laboratories, Inc.                               82,641  1,607,367
#*  Incyte Corp.                                            2,122    191,595
#*  Infinity Pharmaceuticals, Inc.                         19,202     39,364
*   InfuSystem Holdings, Inc.                               6,961     16,010
#*  Innoviva, Inc.                                         10,897    158,987
*   Inogen, Inc.                                            6,718    818,521
#*  Insys Therapeutics, Inc.                                3,050     28,853
*   Integer Holdings Corp.                                 35,919  1,801,338
#*  Integra LifeSciences Holdings Corp.                    16,241    855,251
#*  Intra-Cellular Therapies, Inc.                         63,557  1,081,740
*   Intuitive Surgical, Inc.                                4,500  1,942,515
#   Invacare Corp.                                         67,068  1,234,051
#*  Ionis Pharmaceuticals, Inc.                             8,575    450,359
#*  Iovance Biotherapeutics, Inc.                           2,907     45,204
*   IQVIA Holdings, Inc.                                   21,250  2,171,537
#*  iRadimed Corp.                                          3,451     51,075
*   IRIDEX Corp.                                            4,733     34,835

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#*  Jazz Pharmaceuticals P.L.C.                             4,993 $   727,680
    Johnson & Johnson                                     114,841  15,869,878
#*  Juniper Pharmaceuticals, Inc.                           5,887      46,507
*   Karyopharm Therapeutics, Inc.                           6,200      73,284
    Kewaunee Scientific Corp.                               2,037      59,073
*   Kindred Biosciences, Inc.                              52,740     461,475
    Kindred Healthcare, Inc.                              185,454   1,706,177
*   Kura Oncology, Inc.                                     1,200      23,520
*   Laboratory Corp. of America Holdings                   15,677   2,735,636
#*  Lannett Co., Inc.                                      22,843     464,855
*   Lantheus Holdings, Inc.                                 9,348     215,004
*   Leap Therapeutics, Inc.                                 2,200      14,652
#   LeMaitre Vascular, Inc.                                22,283     775,448
*   LHC Group, Inc.                                        25,238   1,584,946
#*  LifePoint Health, Inc.                                 71,791   3,550,065
#*  Ligand Pharmaceuticals, Inc.                            3,504     552,300
#*  Lipocine, Inc.                                         18,258      24,101
*   LivaNova P.L.C.                                        27,270   2,332,948
    Luminex Corp.                                          47,434     957,692
#*  MacroGenics, Inc.                                      18,405     415,401
*   Magellan Health, Inc.                                  42,946   4,277,422
#*  Mallinckrodt P.L.C.                                    58,757   1,061,151
*   Masimo Corp.                                           13,193   1,243,308
    McKesson Corp.                                         15,324   2,587,917
#*  Medidata Solutions, Inc.                                2,084     141,941
*   MEDNAX, Inc.                                           22,381   1,181,941
    Medtronic P.L.C.                                       68,039   5,843,870
*   MEI Pharma, Inc.                                       20,418      44,511
#*  Melinta Therapeutics, Inc.                             10,993     153,352
    Merck & Co., Inc.                                     149,737   8,871,917
#   Meridian Bioscience, Inc.                              61,565     963,492
*   Merit Medical Systems, Inc.                            66,660   3,096,357
#   Merrimack Pharmaceuticals, Inc.                         2,561      26,891
*   Micron Solutions, Inc.                                  1,153       4,036
#*  Mirati Therapeutics, Inc.                               2,383      61,720
*   Misonix, Inc.                                           3,363      29,763
#*  Molina Healthcare, Inc.                                54,849   5,011,005
#*  Momenta Pharmaceuticals, Inc.                          78,565   1,335,605
*   Mylan NV                                               49,236   2,109,763
#*  Myriad Genetics, Inc.                                  91,359   3,369,320
    National HealthCare Corp.                              17,845   1,112,993
    National Research Corp. Class A                        14,574     548,711
    National Research Corp. Class B                         2,429     136,073
#*  Natus Medical, Inc.                                    37,693   1,170,368
*   Neogen Corp.                                            9,944     586,994
#*  Neurocrine Biosciences, Inc.                            5,994     512,307
*   NuVasive, Inc.                                         15,985     781,187
*   Nuvectra Corp.                                          9,388      76,231
#*  Ocular Therapeutix, Inc.                                6,055      33,121
*   Omnicell, Inc.                                         25,053   1,228,850
*   Ophthotech Corp.                                       10,681      31,189
#*  OPKO Health, Inc.                                      74,958     334,313
*   OraSure Technologies, Inc.                             69,993   1,523,048

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   Orthofix International NV                              25,050 $ 1,438,872
#*  Otonomy, Inc.                                           4,502      26,112
#*  OvaScience, Inc.                                          314         327
#   Owens & Minor, Inc.                                   106,112   2,234,719
#   Patterson Cos., Inc.                                   90,427   3,245,425
#*  PDL BioPharma, Inc.                                   191,692     529,070
    PerkinElmer, Inc.                                      14,615   1,171,538
#   Perrigo Co. P.L.C.                                     13,941   1,263,333
    Pfizer, Inc.                                          426,044  15,780,670
    Phibro Animal Health Corp. Class A                      9,527     324,394
*   PRA Health Sciences, Inc.                              11,768   1,071,594
#*  Premier, Inc. Class A                                  19,141     621,125
#*  Prestige Brands Holdings, Inc.                         72,059   3,014,228
*   ProPhase Labs, Inc.                                        98         243
*   Providence Service Corp. (The)                         24,996   1,607,993
*   PTC Therapeutics, Inc.                                 17,954     472,011
*   Quality Systems, Inc.                                  83,684   1,087,892
    Quest Diagnostics, Inc.                                28,929   3,061,267
*   Quidel Corp.                                           27,966   1,280,283
#*  Quorum Health Corp.                                    41,309     254,877
#*  RadNet, Inc.                                           29,019     294,543
*   Regeneron Pharmaceuticals, Inc.                         4,715   1,728,755
#*  Repligen Corp.                                         39,743   1,405,710
#   ResMed, Inc.                                            9,600     967,584
#*  Retrophin, Inc.                                        29,314     700,898
*   Rigel Pharmaceuticals, Inc.                             3,097      12,388
*   RTI Surgical, Inc.                                     94,685     426,082
#*  Sangamo Therapeutics, Inc.                              3,500      72,975
*   SeaSpine Holdings Corp.                                13,807     151,739
#*  Seattle Genetics, Inc.                                  7,900     413,170
*   Select Medical Holdings Corp.                         230,614   4,081,868
*   Sierra Oncology, Inc.                                  21,157      64,529
#   Simulations Plus, Inc.                                  8,722     140,860
*   Spectrum Pharmaceuticals, Inc.                         62,121   1,338,086
#*  Stemline Therapeutics, Inc.                             9,125     145,544
    STERIS P.L.C.                                          10,617     965,298
    Stryker Corp.                                           3,918     644,041
*   Sucampo Pharmaceuticals, Inc. Class A                  25,536     458,371
#*  Supernus Pharmaceuticals, Inc.                         22,318     871,518
*   Surmodics, Inc.                                        21,529     630,800
#*  Syndax Pharmaceuticals, Inc.                            1,476      16,088
#*  Syneos Health, Inc.                                    32,929   1,262,827
*   Synlogic, Inc.                                          2,300      22,931
#*  Taro Pharmaceutical Industries, Ltd.                    7,827     795,928
    Teleflex, Inc.                                          6,181   1,716,773
#*  Tenet Healthcare Corp.                                 90,168   1,702,372
#*  Tetraphase Pharmaceuticals, Inc.                       55,150     322,076
    Thermo Fisher Scientific, Inc.                         24,658   5,526,104
#*  Tivity Health, Inc.                                    48,591   1,882,901
*   Triple-S Management Corp. Class B                      40,733     936,044
*   United Therapeutics Corp.                              36,283   4,680,507
    UnitedHealth Group, Inc.                               74,301  17,592,991
    Universal Health Services, Inc. Class B                16,415   1,994,422

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
    US Physical Therapy, Inc.                              13,395 $  1,017,350
    Utah Medical Products, Inc.                             4,195      377,970
*   Varex Imaging Corp.                                    54,091    2,297,245
#*  Varian Medical Systems, Inc.                            7,690      980,475
*   Veeva Systems, Inc. Class A                             7,185      451,649
#*  Verastem, Inc.                                         17,311       61,454
#*  Vical, Inc.                                             2,511        3,792
*   Waters Corp.                                            5,244    1,130,659
*   WellCare Health Plans, Inc.                            10,948    2,303,240
#   West Pharmaceutical Services, Inc.                      7,855      787,071
#*  Xencor, Inc.                                           13,439      305,872
*   Zafgen, Inc.                                           16,865      115,863
    Zimmer Biomet Holdings, Inc.                           10,795    1,372,260
    Zoetis, Inc.                                           45,040    3,455,919
#*  Zogenix, Inc.                                           9,234      335,656
#*  Zynerba Pharmaceuticals, Inc.                          12,883      155,755
                                                                  ------------
Total Health Care                                                  394,290,007
                                                                  ------------
Industrials -- (14.8%)
    AAON, Inc.                                             33,999    1,237,564
    AAR Corp.                                              44,341    1,794,480
#   ABM Industries, Inc.                                  111,885    4,254,987
*   Acacia Research Corp.                                  27,171       99,174
*   ACCO Brands Corp.                                     203,680    2,413,608
    Acme United Corp.                                       1,921       46,584
#   Actuant Corp. Class A                                  77,976    1,929,906
#   Acuity Brands, Inc.                                     4,829      745,791
#   Advanced Drainage Systems, Inc.                        14,299      353,185
#*  AECOM                                                 197,010    7,705,061
*   Aegion Corp.                                           64,473    1,616,983
*   AeroCentury Corp.                                       1,149       18,125
#*  Aerojet Rocketdyne Holdings, Inc.                      30,627      842,243
*   Aerovironment, Inc.                                    39,821    2,045,207
    AGCO Corp.                                             90,909    6,601,812
#*  Air Industries Group                                    1,000        1,320
#   Air Lease Corp.                                       161,879    7,870,557
*   Air Transport Services Group, Inc.                    110,916    2,757,372
    Aircastle, Ltd.                                       124,251    2,934,809
    Alamo Group, Inc.                                      16,351    1,880,856
#   Alaska Air Group, Inc.                                 39,195    2,576,287
    Albany International Corp. Class A                     43,048    2,731,396
#   Allegiant Travel Co.                                    9,798    1,560,331
    Allegion P.L.C.                                        10,433      898,386
    Allied Motion Technologies, Inc.                       17,836      621,585
#   Allison Transmission Holdings, Inc.                    40,489    1,791,233
*   Alpha PRO Tech, Ltd.                                    2,600        9,880
    Altra Industrial Motion Corp.                          44,012    2,306,229
    AMERCO                                                  9,715    3,546,752
*   Ameresco, Inc. Class A                                 23,626      205,546
#   American Airlines Group, Inc.                          40,944    2,224,078
#   American Railcar Industries, Inc.                      23,316      914,454
#*  American Superconductor Corp.                           1,238        6,450

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
*   American Woodmark Corp.                                19,053 $2,588,350
    AMETEK, Inc.                                           24,074  1,836,846
*   AMREP Corp.                                             6,528     49,548
    AO Smith Corp.                                         22,300  1,489,194
#   Apogee Enterprises, Inc.                               43,021  1,957,886
    Applied Industrial Technologies, Inc.                  59,243  4,369,171
*   ARC Document Solutions, Inc.                           72,114    174,516
    ArcBest Corp.                                          28,900  1,027,395
    Arconic, Inc.                                          73,655  2,214,069
    Argan, Inc.                                            31,902  1,390,927
*   Armstrong Flooring, Inc.                               43,433    672,777
*   Armstrong World Industries, Inc.                       23,085  1,447,429
*   Arotech Corp.                                          15,223     55,564
    Astec Industries, Inc.                                 36,737  2,292,389
#*  Astronics Corp.                                        31,502  1,404,989
#*  Astronics Corp. Class B                                 9,428    424,731
*   Atkore International Group, Inc.                       16,896    395,028
#*  Atlas Air Worldwide Holdings, Inc.                     45,578  2,566,041
*   Avalon Holdings Corp. Class A                             700      1,519
#*  Avis Budget Group, Inc.                                34,309  1,542,533
#*  Axon Enterprise, Inc.                                  24,218    640,808
#   AZZ, Inc.                                              33,602  1,528,891
#*  Babcock & Wilcox Enterprises, Inc.                     68,941    448,117
#   Barnes Group, Inc.                                     57,056  3,753,714
    Barrett Business Services, Inc.                         5,321    370,820
*   Beacon Roofing Supply, Inc.                            61,812  3,739,626
*   Blue Bird Corp.                                           642     13,578
*   BlueLinx Holdings, Inc.                                 6,189    100,200
*   BMC Stock Holdings, Inc.                               87,126  1,951,622
    Brady Corp. Class A                                    66,251  2,534,101
    Briggs & Stratton Corp.                                70,529  1,705,391
    Brink's Co. (The)                                      26,902  2,243,627
*   Broadwind Energy, Inc.                                     70        173
*   Builders FirstSource, Inc.                             77,579  1,661,742
    BWX Technologies, Inc.                                 32,390  2,054,822
*   CAI International, Inc.                                33,763    954,142
    Carlisle Cos., Inc.                                    13,971  1,595,628
*   Casella Waste Systems, Inc. Class A                    33,003    844,217
    Caterpillar, Inc.                                      17,734  2,886,741
*   CBIZ, Inc.                                            106,926  1,764,279
    CECO Environmental Corp.                               58,965    267,111
#   Celadon Group, Inc.                                    49,176    272,927
#   CH Robinson Worldwide, Inc.                             3,143    287,459
*   Chart Industries, Inc.                                 69,235  3,431,979
#   Chicago Bridge & Iron Co. NV                           98,103  2,047,410
    Chicago Rivet & Machine Co.                               855     27,351
    Cintas Corp.                                           14,003  2,358,805
#   CIRCOR International, Inc.                             24,676  1,308,322
*   Civeo Corp.                                           139,462    488,117
*   Clean Harbors, Inc.                                    45,652  2,526,382
#*  Colfax Corp.                                           80,948  3,239,539
    Columbus McKinnon Corp.                                30,112  1,233,086
    Comfort Systems USA, Inc.                              54,138  2,306,279

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
#*  Command Security Corp.                                  5,329 $   15,987
*   Commercial Vehicle Group, Inc.                         63,353    783,677
    CompX International, Inc.                               2,522     34,678
*   Continental Building Products, Inc.                    64,267  1,828,396
*   Continental Materials Corp.                                73      1,413
    Copa Holdings SA Class A                               33,122  4,581,766
*   Copart, Inc.                                           41,131  1,812,643
    Costamare, Inc.                                        19,473    126,964
#   Covanta Holding Corp.                                 167,370  2,736,499
*   Covenant Transportation Group, Inc. Class A            28,163    826,021
*   CPI Aerostructures, Inc.                                8,398     74,742
    CRA International, Inc.                                14,848    689,393
    Crane Co.                                              24,858  2,484,309
*   CSW Industrials, Inc.                                   5,128    245,631
    CSX Corp.                                              93,702  5,319,463
    Cubic Corp.                                            43,847  2,545,318
    Cummins, Inc.                                          11,147  2,095,636
    Curtiss-Wright Corp.                                   39,754  5,194,258
    Deere & Co.                                            24,279  4,040,511
    Delta Air Lines, Inc.                                 110,981  6,300,391
#   Deluxe Corp.                                           23,007  1,708,730
*   DLH Holdings Corp.                                      1,700     10,132
    DMC Global, Inc.                                       22,503    515,319
    Donaldson Co., Inc.                                    20,326  1,029,715
    Douglas Dynamics, Inc.                                 55,465  2,285,158
    Dover Corp.                                            31,123  3,305,574
*   Ducommun, Inc.                                         14,374    419,433
    Dun & Bradstreet Corp. (The)                            5,974    739,163
*   DXP Enterprises, Inc.                                  27,505    940,946
#*  Dycom Industries, Inc.                                 16,219  1,892,919
*   Eagle Bulk Shipping, Inc.                               1,785      8,461
    Eastern Co. (The)                                       7,272    194,526
    Eaton Corp. P.L.C.                                     47,905  4,022,583
*   Echo Global Logistics, Inc.                            46,040  1,344,368
    Ecology and Environment, Inc. Class A                   2,769     29,905
    EMCOR Group, Inc.                                      65,775  5,346,192
    Emerson Electric Co.                                   31,243  2,256,682
    Encore Wire Corp.                                      38,921  1,969,403
    EnerSys                                                55,063  3,871,480
*   Engility Holdings, Inc.                                39,601  1,035,962
    Ennis, Inc.                                            49,744    989,906
    EnPro Industries, Inc.                                 24,834  2,185,144
#   EnviroStar, Inc.                                        1,100     42,130
    Equifax, Inc.                                          11,845  1,479,796
    ESCO Technologies, Inc.                                40,876  2,499,567
    Espey Manufacturing & Electronics Corp.                 3,027     74,464
    Essendant, Inc.                                        66,917    605,599
*   Esterline Technologies Corp.                           52,623  3,870,422
#*  ExOne Co. (The)                                        16,129    158,387
    Expeditors International of Washington, Inc.           10,482    680,806
    Exponent, Inc.                                         15,782  1,170,235
#   Fastenal Co.                                           11,751    645,835
    Federal Signal Corp.                                  120,548  2,451,946

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    FedEx Corp.                                            27,569 $7,236,311
#   Flowserve Corp.                                        18,900    856,548
    Fluor Corp.                                            18,137  1,100,916
    Forrester Research, Inc.                               15,466    675,091
    Fortive Corp.                                          18,126  1,377,939
    Fortune Brands Home & Security, Inc.                   26,275  1,863,686
    Forward Air Corp.                                      44,894  2,725,515
*   Franklin Covey Co.                                     24,797    714,154
    Franklin Electric Co., Inc.                            60,805  2,754,466
    FreightCar America, Inc.                               24,288    378,407
*   FTI Consulting, Inc.                                   88,006  3,825,621
*   Fuel Tech, Inc.                                         4,979      5,676
#   GATX Corp.                                             53,633  3,815,452
*   Gencor Industries, Inc.                                14,901    250,337
*   Generac Holdings, Inc.                                 37,372  1,828,612
#   General Cable Corp.                                    93,549  2,778,405
    General Dynamics Corp.                                 21,337  4,747,056
    General Electric Co.                                  329,402  5,326,430
*   Genesee & Wyoming, Inc. Class A                        76,777  6,130,643
*   Gibraltar Industries, Inc.                             45,517  1,688,681
    Global Brass & Copper Holdings, Inc.                   20,631    663,287
#*  Global Power Equipment Group, Inc.                     15,716     53,592
*   GMS, Inc.                                              61,892  2,121,658
#*  Golden Ocean Group, Ltd.                               12,670    111,369
*   Goldfield Corp. (The)                                  32,599    161,365
    Gorman-Rupp Co. (The)                                  50,017  1,413,981
*   GP Strategies Corp.                                    33,575    837,696
    Graco, Inc.                                            27,822  1,302,070
    Graham Corp.                                           13,470    288,258
    Granite Construction, Inc.                             57,580  3,840,010
*   Great Lakes Dredge & Dock Corp.                        90,751    426,530
#   Greenbrier Cos., Inc. (The)                            32,885  1,649,183
#   Griffon Corp.                                          78,033  1,564,562
    H&E Equipment Services, Inc.                           50,800  2,000,504
    Hardinge, Inc.                                         18,750    353,625
    Harris Corp.                                           20,282  3,232,545
*   Harsco Corp.                                           71,652  1,282,571
#   Hawaiian Holdings, Inc.                               102,216  3,817,768
#*  HC2 Holdings, Inc.                                      3,645     21,870
*   HD Supply Holdings, Inc.                               25,751  1,001,456
#   Healthcare Services Group, Inc.                         9,321    514,333
#   Heartland Express, Inc.                               138,363  3,139,456
#   HEICO Corp.                                             9,788    786,172
    HEICO Corp. Class A                                    22,896  1,507,702
    Heidrick & Struggles International, Inc.               30,459    804,118
*   Herc Holdings, Inc.                                    32,319  2,124,005
*   Heritage-Crystal Clean, Inc.                           17,034    370,490
    Herman Miller, Inc.                                   104,421  4,229,050
*   Hertz Global Holdings, Inc.                            54,910  1,259,086
#   Hexcel Corp.                                           40,114  2,741,792
*   Hill International, Inc.                               70,399    401,274
    Hillenbrand, Inc.                                      93,938  4,161,453
    HNI Corp.                                              70,785  2,752,829

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    Honeywell International, Inc.                          22,922 $3,659,956
*   Houston Wire & Cable Co.                               25,592    179,144
*   Hub Group, Inc. Class A                                57,010  2,739,330
    Hubbell, Inc.                                          10,230  1,390,768
*   Hudson Global, Inc.                                    34,265     72,984
#*  Hudson Technologies, Inc.                              55,748    350,097
    Huntington Ingalls Industries, Inc.                     9,779  2,322,904
    Hurco Cos., Inc.                                       12,670    572,051
*   Huron Consulting Group, Inc.                           37,943  1,523,411
    Hyster-Yale Materials Handling, Inc.                   16,500  1,397,385
*   ICF International, Inc.                                32,049  1,701,802
    IDEX Corp.                                             11,576  1,660,924
#*  IES Holdings, Inc.                                     21,406    374,605
    Illinois Tool Works, Inc.                              13,917  2,416,965
    Ingersoll-Rand P.L.C.                                  20,633  1,952,501
*   InnerWorkings, Inc.                                   130,422  1,305,524
*   Innovative Solutions & Support, Inc.                   16,826     52,161
    Insperity, Inc.                                        49,422  3,027,097
    Insteel Industries, Inc.                               41,572  1,302,451
    Interface, Inc.                                        66,241  1,652,713
*   Intersections, Inc.                                    18,573     43,461
    ITT, Inc.                                              71,859  4,024,104
    Jacobs Engineering Group, Inc.                         32,327  2,245,433
#   JB Hunt Transport Services, Inc.                       10,031  1,212,046
#*  JetBlue Airways Corp.                                 351,450  7,331,247
#   John Bean Technologies Corp.                           11,047  1,256,596
    Johnson Controls International P.L.C.                  59,376  2,323,383
    Kadant, Inc.                                           14,179  1,421,445
    Kaman Corp.                                            39,740  2,491,698
    Kansas City Southern                                   31,393  3,551,490
    KAR Auction Services, Inc.                             58,265  3,177,773
#   KBR, Inc.                                             209,132  4,253,745
    Kelly Services, Inc. Class A                           60,699  1,718,389
    Kelly Services, Inc. Class B                              700     20,507
#   Kennametal, Inc.                                       44,527  2,172,027
*   Key Technology, Inc.                                    6,058    161,264
#*  KEYW Holding Corp. (The)                               26,816    179,667
    Kforce, Inc.                                           48,074  1,247,520
    Kimball International, Inc. Class B                    80,142  1,488,237
#*  Kirby Corp.                                            80,439  6,024,881
*   KLX, Inc.                                              87,788  6,203,100
#   Knight-Swift Transportation Holdings, Inc.            118,834  5,916,745
    Knoll, Inc.                                            81,955  1,880,048
    Korn/Ferry International                               97,003  4,322,454
#*  Kratos Defense & Security Solutions, Inc.             131,044  1,495,212
    L3 Technologies, Inc.                                  16,970  3,605,446
    Landstar System, Inc.                                  14,702  1,632,657
*   Lawson Products, Inc.                                  13,445    319,319
#*  Layne Christensen Co.                                  25,619    345,600
*   LB Foster Co. Class A                                  15,474    420,119
    Lennox International, Inc.                              7,521  1,638,901
*   Limbach Holdings, Inc.                                  8,911    124,843
    Lincoln Electric Holdings, Inc.                        20,483  1,998,526

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
#   Lindsay Corp.                                          12,354 $1,102,100
    LS Starrett Co. (The) Class A                          14,544    121,442
    LSC Communications, Inc.                               32,686    447,144
    LSI Industries, Inc.                                   39,855    316,449
*   Lydall, Inc.                                           26,094  1,247,293
#   Macquarie Infrastructure Corp.                         17,551  1,164,509
#*  Manitex International, Inc.                             3,300     33,825
*   Manitowoc Co., Inc. (The)                              58,912  2,361,193
    ManpowerGroup, Inc.                                    21,890  2,876,127
    Marten Transport, Ltd.                                 64,483  1,496,006
    Masco Corp.                                            45,398  2,027,475
*   Masonite International Corp.                           48,085  3,353,929
*   MasTec, Inc.                                          119,034  6,356,416
*   Mastech Digital, Inc.                                     991      9,801
    Matson, Inc.                                           72,730  2,488,093
    Matthews International Corp. Class A                   43,102  2,413,712
    Maxar Technologies, Ltd.                               21,627  1,363,366
    McGrath RentCorp                                       39,511  1,888,626
*   Mercury Systems, Inc.                                  54,784  2,630,728
*   Meritor, Inc.                                          45,740  1,247,787
#*  Middleby Corp. (The)                                    8,567  1,167,339
*   Milacron Holdings Corp.                               107,783  2,044,644
    Miller Industries, Inc.                                15,566    405,494
*   Mistras Group, Inc.                                    42,126    897,705
    Mobile Mini, Inc.                                      86,438  3,271,678
*   Moog, Inc. Class A                                     37,003  3,332,490
*   Moog, Inc. Class B                                      2,977    266,308
*   MRC Global, Inc.                                      137,564  2,473,401
    MSA Safety, Inc.                                       13,313  1,042,541
    MSC Industrial Direct Co., Inc. Class A                24,221  2,273,867
    Mueller Industries, Inc.                               73,481  2,431,486
    Mueller Water Products, Inc. Class A                  192,938  2,243,869
#   Multi-Color Corp.                                      30,111  2,333,602
*   MYR Group, Inc.                                        38,589  1,307,395
#   National Presto Industries, Inc.                       10,028  1,019,346
*   Navigant Consulting, Inc.                              85,820  1,761,026
*   Navistar International Corp.                           21,536    986,995
*   NCI Building Systems, Inc.                            117,765  2,172,764
#*  Nexeo Solutions, Inc.                                  14,426    136,037
    Nielsen Holdings P.L.C.                                25,907    969,181
*   NL Industries, Inc.                                    52,200    678,600
    NN, Inc.                                               56,016  1,613,261
#   Nordson Corp.                                          10,670  1,533,492
    Norfolk Southern Corp.                                 44,415  6,701,335
    Northrop Grumman Corp.                                 13,622  4,638,700
*   Northwest Pipe Co.                                     15,189    288,591
#*  NOW, Inc.                                             186,227  2,195,616
#*  NV5 Global, Inc.                                       15,312    746,460
    Old Dominion Freight Line, Inc.                        23,835  3,490,636
#   Omega Flex, Inc.                                        4,638    283,660
*   On Assignment, Inc.                                    68,693  5,259,823
    Orbital ATK, Inc.                                      42,972  5,668,007
*   Orion Group Holdings, Inc.                             39,748    298,905

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    Oshkosh Corp.                                          43,127 $3,912,481
    Owens Corning                                          79,672  7,407,106
    PACCAR, Inc.                                           35,291  2,631,297
*   PAM Transportation Services, Inc.                       6,580    246,816
#*  Pangaea Logistics Solutions, Ltd.                      13,225     32,137
    Park-Ohio Holdings Corp.                               23,782    990,520
    Parker-Hannifin Corp.                                  11,561  2,328,617
*   Patrick Industries, Inc.                               38,694  2,478,351
*   Patriot Transportation Holding, Inc.                    2,586     49,134
    Pendrell Corp.                                             62     35,606
    Pentair P.L.C.                                         32,591  2,330,256
*   Performant Financial Corp.                             54,745    139,600
*   Perma-Fix Environmental Services                        2,877     10,357
*   Perma-Pipe International Holdings, Inc.                 5,730     52,143
*   PGT Innovations, Inc.                                  85,330  1,361,014
    Pitney Bowes, Inc.                                     29,803    420,520
*   Ply Gem Holdings, Inc.                                 22,264    477,563
    Powell Industries, Inc.                                17,079    556,605
#*  Power Solutions International, Inc.                     2,041     14,287
    Preformed Line Products Co.                             6,610    488,215
    Primoris Services Corp.                                78,542  2,042,092
#*  Proto Labs, Inc.                                       15,138  1,655,340
    Quad/Graphics, Inc.                                    71,299  1,577,134
    Quanex Building Products Corp.                         63,811  1,320,888
*   Quanta Services, Inc.                                 204,297  7,863,392
*   Radiant Logistics, Inc.                                56,287    270,740
    Raven Industries, Inc.                                 46,445  1,790,455
    Raytheon Co.                                           17,714  3,701,163
#*  RBC Bearings, Inc.                                     17,491  2,203,866
    RCM Technologies, Inc.                                 12,068     76,390
    Regal Beloit Corp.                                     57,685  4,493,661
    Republic Services, Inc.                                38,879  2,674,875
    Resources Connection, Inc.                             62,952  1,029,265
*   Rexnord Corp.                                         157,521  4,427,915
*   Roadrunner Transportation Systems, Inc.                44,928    250,249
    Robert Half International, Inc.                        24,849  1,438,260
    Rockwell Automation, Inc.                              11,515  2,271,794
    Rockwell Collins, Inc.                                 22,351  3,095,390
    Rollins, Inc.                                          25,198  1,243,269
    Roper Technologies, Inc.                                5,710  1,602,169
    RPX Corp.                                              85,253  1,196,952
*   Rush Enterprises, Inc. Class A                         52,830  2,855,461
*   Rush Enterprises, Inc. Class B                          7,606    386,537
#   Ryder System, Inc.                                     83,727  7,286,761
*   Saia, Inc.                                             40,845  3,085,840
#   Scorpio Bulkers, Inc.                                  58,628    445,573
#*  Sensata Technologies Holding NV                         7,532    423,675
    Servotronics, Inc.                                      1,499     15,665
*   SIFCO Industries, Inc.                                  4,888     32,016
    Simpson Manufacturing Co., Inc.                        63,875  3,752,017
#*  SiteOne Landscape Supply, Inc.                         10,251    780,716
    SkyWest, Inc.                                          82,631  4,606,678
#   Snap-on, Inc.                                          11,787  2,019,231

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    Southwest Airlines Co.                                 65,711 $3,995,229
*   SP Plus Corp.                                          33,464  1,290,037
    Spartan Motors, Inc.                                   48,295    647,153
*   Sparton Corp.                                          13,779    317,055
    Spirit Aerosystems Holdings, Inc. Class A              24,712  2,529,520
#*  Spirit Airlines, Inc.                                  89,330  3,762,580
*   SPX Corp.                                              32,364  1,011,375
*   SPX FLOW, Inc.                                         61,943  2,872,297
    Standex International Corp.                            16,434  1,724,748
    Stanley Black & Decker, Inc.                           18,154  3,017,739
    Steelcase, Inc. Class A                               144,305  2,243,943
#*  Stericycle, Inc.                                       12,740    960,086
*   Sterling Construction Co., Inc.                        42,003    585,942
    Sun Hydraulics Corp.                                   19,343  1,200,813
#*  Sunrun, Inc.                                           58,840    372,457
#*  Team, Inc.                                             40,026    680,442
*   Teledyne Technologies, Inc.                            26,146  4,991,794
#   Tennant Co.                                            15,148  1,020,975
    Terex Corp.                                           110,392  5,190,632
    Tetra Tech, Inc.                                       75,284  3,741,615
#*  Textainer Group Holdings, Ltd.                         51,126  1,252,587
    Textron, Inc.                                          56,647  3,323,479
*   Thermon Group Holdings, Inc.                           49,953  1,157,911
    Timken Co. (The)                                       60,233  3,165,244
    Titan International, Inc.                              86,937  1,157,131
*   Titan Machinery, Inc.                                  31,575    678,547
    Toro Co. (The)                                         15,600  1,024,140
*   TPI Composites, Inc.                                    5,071    101,826
*   Transcat, Inc.                                          6,146     95,878
#   TransDigm Group, Inc.                                   4,939  1,565,218
*   TransUnion                                             12,705    754,169
*   Trex Co., Inc.                                         14,075  1,570,629
*   TriMas Corp.                                           51,128  1,360,005
*   TriNet Group, Inc.                                     23,797  1,043,974
    Trinity Industries, Inc.                              252,771  8,713,016
    Triton International, Ltd.                            114,313  4,412,482
#   Triumph Group, Inc.                                    99,074  2,888,007
*   TrueBlue, Inc.                                         73,050  1,997,917
*   Tutor Perini Corp.                                     86,740  2,146,815
*   Twin Disc, Inc.                                        17,482    515,369
*   Ultralife Corp.                                        19,727    134,144
    UniFirst Corp.                                         18,986  3,138,386
    Union Pacific Corp.                                    21,939  2,928,856
*   United Continental Holdings, Inc.                      45,529  3,087,777
*   United Rentals, Inc.                                   27,923  5,057,135
    United Technologies Corp.                              58,896  8,128,237
*   Univar, Inc.                                           25,599    764,386
    Universal Forest Products, Inc.                       102,558  3,828,490
    Universal Logistics Holdings, Inc.                     28,372    659,649
#   US Ecology, Inc.                                       27,263  1,424,492
*   USA Truck, Inc.                                        16,095    324,475
#*  USG Corp.                                             108,110  4,179,533
    Valmont Industries, Inc.                               13,308  2,177,189

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
*   Vectrus, Inc.                                          16,469 $    500,658
*   Verisk Analytics, Inc.                                 12,650    1,265,633
*   Veritiv Corp.                                           7,805      224,004
    Viad Corp.                                             35,424    2,012,083
*   Vicor Corp.                                            23,646      432,722
    Virco Manufacturing Corp.                              21,636      101,689
*   Volt Information Sciences, Inc.                        24,400      106,140
    VSE Corp.                                              18,642      923,711
#   Wabash National Corp.                                 124,906    3,226,322
*   WABCO Holdings, Inc.                                    8,765    1,353,228
#   Wabtec Corp.                                           11,888      963,404
    Waste Management, Inc.                                 23,011    2,034,863
    Watsco, Inc.                                           11,275    2,027,132
    Watsco, Inc. Class B                                    1,205      217,201
    Watts Water Technologies, Inc. Class A                 37,014    2,951,866
#*  Welbilt, Inc.                                          28,056      625,649
#   Werner Enterprises, Inc.                              139,074    5,660,312
#*  Wesco Aircraft Holdings, Inc.                         172,868    1,236,006
*   WESCO International, Inc.                              84,139    5,734,073
#*  Willdan Group, Inc.                                    11,989      271,671
*   Willis Lease Finance Corp.                              8,183      220,941
#   Woodward, Inc.                                         35,519    2,753,433
#   WW Grainger, Inc.                                       7,963    2,147,303
*   Xerium Technologies, Inc.                               6,868       30,013
#*  XPO Logistics, Inc.                                    99,123    9,361,176
    Xylem, Inc.                                            31,203    2,254,729
*   YRC Worldwide, Inc.                                    20,417      326,059
                                                                  ------------
Total Industrials                                                  808,100,860
                                                                  ------------
Information Technology -- (13.4%)
#*  3D Systems Corp.                                       11,613      118,917
#*  ACI Worldwide, Inc.                                   156,447    3,667,118
    Activision Blizzard, Inc.                              35,492    2,631,022
*   Actua Corp.                                            78,065    1,217,814
#*  Acxiom Corp.                                           91,761    2,483,970
*   ADDvantage Technologies Group, Inc.                     7,160       10,597
    ADTRAN, Inc.                                           76,376    1,222,016
*   Advanced Energy Industries, Inc.                       19,048    1,354,884
#*  Advanced Micro Devices, Inc.                           43,684      600,218
*   Agilysys, Inc.                                         36,408      436,896
*   Akamai Technologies, Inc.                              14,301      958,024
*   ALJ Regional Holdings, Inc.                            15,866       50,137
    Alliance Data Systems Corp.                             3,994    1,025,100
*   Alpha & Omega Semiconductor, Ltd.                      45,919      770,980
*   Alphabet, Inc. Class A                                 10,540   12,460,599
*   Alphabet, Inc. Class C                                 11,067   12,947,726
#*  Ambarella, Inc.                                        23,949    1,207,030
    Amdocs, Ltd.                                           14,311      978,872
    American Software, Inc. Class A                        31,790      398,329
*   Amkor Technology, Inc.                                422,144    4,246,769
    Amphenol Corp. Class A                                 24,270    2,251,528
*   Amtech Systems, Inc.                                   16,793      168,434

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Analog Devices, Inc.                                   17,100 $ 1,571,148
#*  ANGI Homeservices, Inc. Class A                        15,392     205,637
*   Anixter International, Inc.                            58,390   4,887,243
*   ANSYS, Inc.                                             7,175   1,159,839
#*  Appfolio, Inc. Class A                                  1,201      50,862
    Apple, Inc.                                           285,245  47,758,570
    Applied Materials, Inc.                                70,077   3,758,229
#*  Applied Optoelectronics, Inc.                           3,292     106,628
*   Arista Networks, Inc.                                   8,033   2,215,662
*   ARRIS International P.L.C.                            213,442   5,400,083
*   Arrow Electronics, Inc.                                78,718   6,402,922
#*  Aspen Technology, Inc.                                 13,964   1,081,512
    AstroNova, Inc.                                         7,311      97,967
#*  Asure Software, Inc.                                   15,001     228,015
*   Autodesk, Inc.                                          5,834     674,527
*   AutoWeb, Inc.                                           7,153      59,084
*   Aviat Networks, Inc.                                    4,491      73,024
#*  Avid Technology, Inc.                                  30,790     166,266
    Avnet, Inc.                                           109,267   4,643,847
    AVX Corp.                                             148,465   2,663,462
*   Aware, Inc.                                            18,447      83,934
*   Axcelis Technologies, Inc.                             42,470   1,099,973
*   AXT, Inc.                                              67,692     534,767
#   Badger Meter, Inc.                                     34,968   1,685,458
#*  Barracuda Networks, Inc.                               17,504     482,235
*   Bazaarvoice, Inc.                                      95,429     524,859
    Bel Fuse, Inc. Class A                                  3,300      63,459
    Bel Fuse, Inc. Class B                                 16,034     329,499
    Belden, Inc.                                           39,926   3,384,527
*   Benchmark Electronics, Inc.                            89,328   2,586,046
    Black Box Corp.                                        33,815     118,352
*   Black Knight, Inc.                                     46,427   2,298,136
    Blackbaud, Inc.                                        12,179   1,166,992
*   Blackhawk Network Holdings, Inc.                       75,708   3,440,929
*   Blucora, Inc.                                          51,074   1,246,206
    Booz Allen Hamilton Holding Corp.                      20,056     785,794
*   Bottomline Technologies de, Inc.                       22,107     806,905
    Broadcom, Ltd.                                         12,770   3,167,343
    Broadridge Financial Solutions, Inc.                   21,325   2,055,943
#*  BroadVision, Inc.                                       4,752      14,969
    Brooks Automation, Inc.                               102,978   2,873,086
*   BSQUARE Corp.                                          22,217      95,533
    CA, Inc.                                               65,881   2,361,834
    Cabot Microelectronics Corp.                           32,974   3,359,721
*   CACI International, Inc. Class A                       38,415   5,399,228
*   Cadence Design Systems, Inc.                           32,200   1,444,492
*   CalAmp Corp.                                           18,732     458,559
*   Calix, Inc.                                            98,723     631,827
*   Carbonite, Inc.                                        21,029     529,931
*   Cardtronics P.L.C. Class A                             56,407   1,379,715
#*  Cars.com, Inc.                                        123,174   3,657,036
    Cass Information Systems, Inc.                         17,558   1,017,486
*   Cavium, Inc.                                           15,050   1,336,139

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    CCUR Holdings, Inc.                                     7,430 $    42,500
    CDW Corp.                                              27,749   2,075,348
*   Ceva, Inc.                                             11,800     519,200
#*  Ciena Corp.                                           122,365   2,603,927
#*  Cimpress NV                                             8,368   1,066,167
*   Cirrus Logic, Inc.                                     37,516   1,859,668
    Cisco Systems, Inc.                                   479,871  19,933,841
*   Citrix Systems, Inc.                                   10,116     938,360
#*  Clearfield, Inc.                                       10,460     135,457
    ClearOne, Inc.                                          1,400      11,060
    Cognex Corp.                                           35,708   2,227,108
    Cognizant Technology Solutions Corp. Class A           17,852   1,392,099
#*  Coherent, Inc.                                          3,708     962,300
    Cohu, Inc.                                             45,191   1,028,999
#*  CommerceHub, Inc. Series A                              6,504     131,511
*   CommerceHub, Inc. Series C                             13,008     250,924
#*  CommScope Holding Co., Inc.                            40,238   1,554,394
    Communications Systems, Inc.                           13,122      45,927
*   Computer Task Group, Inc.                              19,188      99,778
    Comtech Telecommunications Corp.                       30,405     657,660
#*  Conduent, Inc.                                        211,329   3,465,796
#*  Control4 Corp.                                         16,902     458,213
#   Convergys Corp.                                       127,586   2,968,926
*   CoreLogic, Inc.                                        46,835   2,218,106
    Corning, Inc.                                         139,894   4,367,491
*   CoStar Group, Inc.                                      2,195     759,711
*   Cray, Inc.                                             71,074   1,723,544
#*  Cree, Inc.                                            168,581   5,817,730
    CSG Systems International, Inc.                        39,868   1,800,838
    CSP, Inc.                                               2,269      39,707
    CSRA, Inc.                                             28,653     953,572
    CTS Corp.                                              64,349   1,769,597
#*  CyberOptics Corp.                                       7,973     121,588
#   Cypress Semiconductor Corp.                           242,616   4,194,831
    Daktronics, Inc.                                       71,052     657,942
*   DASAN Zhone Solutions, Inc.                            10,333      97,750
*   Dell Technologies, Inc. Class V                        15,562   1,115,795
*   Determine, Inc.                                           628       1,124
*   DHI Group, Inc.                                        88,204     158,767
#   Diebold Nixdorf, Inc.                                  69,023   1,273,474
*   Digi International, Inc.                               40,420     418,347
*   Diodes, Inc.                                           84,576   2,384,197
    Dolby Laboratories, Inc. Class A                       37,536   2,415,066
*   DSP Group, Inc.                                        32,163     421,335
    DST Systems, Inc.                                      43,188   3,600,584
    DXC Technology Co.                                     83,906   8,352,842
#*  Eastman Kodak Co.                                       3,721      29,582
*   eBay, Inc.                                             38,237   1,551,657
#   Ebix, Inc.                                             29,521   2,423,674
*   EchoStar Corp. Class A                                 62,434   3,812,220
*   Edgewater Technology, Inc.                              8,479      50,704
*   Electro Scientific Industries, Inc.                    58,356   1,366,698
*   Electronic Arts, Inc.                                  19,023   2,415,160

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Electronics for Imaging, Inc.                          52,912 $ 1,547,147
#*  Ellie Mae, Inc.                                         2,429     227,111
#*  eMagin Corp.                                            7,098       9,582
*   Emcore Corp.                                           38,308     258,579
    Entegris, Inc.                                        107,694   3,505,440
*   Envestnet, Inc.                                         6,540     351,525
*   EPAM Systems, Inc.                                      9,710   1,140,731
*   ePlus, Inc.                                            21,634   1,670,145
#*  Etsy, Inc.                                             10,002     187,638
*   Euronet Worldwide, Inc.                                17,291   1,623,106
*   Evolving Systems, Inc.                                  2,350      12,690
*   ExlService Holdings, Inc.                              46,796   2,842,857
#*  Extreme Networks, Inc.                                 75,754   1,138,583
*   F5 Networks, Inc.                                       5,100     737,154
*   Fabrinet                                               64,761   1,606,720
    Fair Isaac Corp.                                        7,907   1,365,223
*   FARO Technologies, Inc.                                26,510   1,428,889
    Fidelity National Information Services, Inc.           23,092   2,363,697
#*  Finisar Corp.                                         198,085   3,557,607
*   First Solar, Inc.                                      68,637   4,610,347
*   Fiserv, Inc.                                           19,611   2,762,013
#*  Fitbit, Inc. Class A                                   62,151     320,078
*   FleetCor Technologies, Inc.                             8,593   1,826,012
*   Flex, Ltd.                                            137,641   2,478,914
    FLIR Systems, Inc.                                     62,009   3,175,481
*   FormFactor, Inc.                                      132,869   1,906,670
*   Fortinet, Inc.                                          7,132     328,357
*   Frequency Electronics, Inc.                             8,185      77,266
#*  Gartner, Inc.                                          12,003   1,665,296
    Genpact, Ltd.                                          66,831   2,268,244
    Global Payments, Inc.                                  25,108   2,806,572
    GlobalSCAPE, Inc.                                      11,862      42,110
#*  Globant SA                                              2,249     102,195
*   Glu Mobile, Inc.                                      133,456     499,125
#*  GrubHub, Inc.                                          18,325   1,323,981
*   GSE Systems, Inc.                                      26,843      88,582
*   GSI Technology, Inc.                                   26,474     212,586
#*  GTT Communications, Inc.                               42,732   1,972,082
#*  Guidewire Software, Inc.                                5,703     453,103
    Hackett Group, Inc. (The)                              46,964     751,894
#*  Harmonic, Inc.                                        180,054     657,197
    Hewlett Packard Enterprise Co.                        337,868   5,541,035
    HP, Inc.                                              122,449   2,855,511
*   IAC/InterActiveCorp                                     9,305   1,348,946
*   ID Systems, Inc.                                        8,720      64,615
*   IEC Electronics Corp.                                   7,468      28,976
*   II-VI, Inc.                                            83,545   3,563,194
#*  Infinera Corp.                                        254,024   1,643,535
#*  Innodata, Inc.                                         21,458      24,891
#*  Inseego Corp.                                          10,566      22,611
*   Insight Enterprises, Inc.                              64,391   2,390,194
*   Integrated Device Technology, Inc.                     42,895   1,282,560
    Intel Corp.                                           578,019  27,825,835

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    InterDigital, Inc.                                     66,074 $ 5,157,076
#*  Internap Corp.                                         21,245     355,429
*   inTEST Corp.                                            8,305      73,499
*   Intevac, Inc.                                          29,956     203,701
*   IntriCon Corp.                                          6,777     127,746
    Intuit, Inc.                                            5,892     989,267
*   IPG Photonics Corp.                                    13,262   3,341,361
#*  Iteris, Inc.                                           13,000      87,880
*   Itron, Inc.                                            52,613   3,851,272
#   j2 Global, Inc.                                        25,355   2,028,146
    Jabil, Inc.                                           259,590   6,601,374
    Jack Henry & Associates, Inc.                          12,784   1,593,653
    Juniper Networks, Inc.                                 86,347   2,257,974
*   Kemet Corp.                                           100,050   2,037,018
*   Key Tronic Corp.                                       11,045      79,193
*   Keysight Technologies, Inc.                            30,814   1,439,630
*   Kimball Electronics, Inc.                              29,728     549,968
    KLA-Tencor Corp.                                       17,987   1,974,973
#*  Knowles Corp.                                         152,876   2,329,830
#*  Kopin Corp.                                            98,852     328,189
*   Kulicke & Soffa Industries, Inc.                      127,139   2,925,468
*   KVH Industries, Inc.                                   24,237     267,819
#   Lam Research Corp.                                     16,776   3,212,940
#*  Lattice Semiconductor Corp.                           169,515   1,103,543
*   Leaf Group, Ltd.                                       40,535     354,681
    Leidos Holdings, Inc.                                  19,844   1,321,610
*   LGL Group, Inc. (The)                                   2,275      13,127
*   Limelight Networks, Inc.                              155,414     680,713
*   Liquidity Services, Inc.                               39,596     190,061
#   Littelfuse, Inc.                                       13,301   2,890,839
#   LogMeIn, Inc.                                          54,740   6,886,292
#*  LRAD Corp.                                              5,386      13,519
#*  Lumentum Holdings, Inc.                                16,656     771,173
*   Luna Innovations, Inc.                                 13,106      28,571
#*  Luxoft Holding, Inc.                                    4,935     284,009
#*  MACOM Technology Solutions Holdings, Inc.              11,776     366,234
#*  MagnaChip Semiconductor Corp.                          17,121     214,012
#*  Manhattan Associates, Inc.                             20,679   1,092,265
    ManTech International Corp. Class A                    46,788   2,436,251
*   Marchex, Inc. Class B                                  50,849     174,412
*   Marin Software, Inc.                                    1,125      10,462
#   Marvell Technology Group, Ltd.                         83,546   1,949,128
    Maxim Integrated Products, Inc.                        18,551   1,131,611
    MAXIMUS, Inc.                                          23,622   1,610,548
#*  MaxLinear, Inc.                                        30,602     789,226
#*  Maxwell Technologies, Inc.                             40,563     234,860
#*  Meet Group, Inc.(The)                                  65,371     180,424
#   Mesa Laboratories, Inc.                                 4,234     599,153
    Methode Electronics, Inc.                              53,978   2,205,001
#   Microchip Technology, Inc.                             18,917   1,801,277
*   Micron Technology, Inc.                               295,915  12,937,404
*   Microsemi Corp.                                        60,964   3,766,966
    Microsoft Corp.                                       278,222  26,433,872

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   MicroStrategy, Inc. Class A                            12,085 $1,664,467
    MKS Instruments, Inc.                                  79,909  8,174,691
#*  ModusLink Global Solutions, Inc.                       90,589    202,013
*   MoneyGram International, Inc.                          28,228    340,994
    Monolithic Power Systems, Inc.                          6,826    813,113
    Monotype Imaging Holdings, Inc.                        42,079  1,007,792
    Motorola Solutions, Inc.                               14,175  1,409,845
#   MTS Systems Corp.                                      22,635  1,173,625
*   Nanometrics, Inc.                                      39,517    978,836
*   Napco Security Technologies, Inc.                      18,220    166,713
#   National Instruments Corp.                             35,566  1,776,166
#*  NCR Corp.                                              38,430  1,441,509
#*  NeoPhotonics Corp.                                     61,789    346,636
    NetApp, Inc.                                           35,822  2,203,053
*   NETGEAR, Inc.                                          55,174  3,845,628
*   Netscout Systems, Inc.                                154,633  4,407,040
    Network-1 Technologies, Inc.                            6,962     17,405
#   NIC, Inc.                                              27,990    464,634
*   Novanta, Inc.                                          31,778  1,839,946
*   Nuance Communications, Inc.                           181,990  3,241,242
    NVE Corp.                                               3,647    305,692
    NVIDIA Corp.                                           30,105  7,399,809
#*  Oclaro, Inc.                                          110,869    658,562
*   ON Semiconductor Corp.                                121,400  3,003,436
*   Optical Cable Corp.                                     6,626     15,571
    Oracle Corp.                                          141,867  7,318,919
*   OSI Systems, Inc.                                      25,683  1,697,133
*   PAR Technology Corp.                                   12,088    103,957
    Park Electrochemical Corp.                             31,762    581,245
#*  Paycom Software, Inc.                                  15,395  1,410,798
#*  Paylocity Holding Corp.                                 1,942    101,547
*   PayPal Holdings, Inc.                                  38,237  3,262,381
    PC Connection, Inc.                                    38,027    996,307
    PC-Tel, Inc.                                           23,419    167,680
#*  PCM, Inc.                                              19,029    168,407
#*  PDF Solutions, Inc.                                    39,331    538,048
#   Pegasystems, Inc.                                       8,622    438,429
*   Perceptron, Inc.                                       16,338    170,242
*   Perficient, Inc.                                       60,810  1,177,890
*   PFSweb, Inc.                                           20,833    153,748
*   Photronics, Inc.                                      115,349    968,932
    Plantronics, Inc.                                      28,633  1,689,061
*   Plexus Corp.                                           51,726  3,090,628
    Power Integrations, Inc.                               19,563  1,461,356
*   PRGX Global, Inc.                                      28,843    219,207
    Progress Software Corp.                                53,908  2,686,236
*   PTC, Inc.                                               4,999    363,327
    QAD, Inc. Class A                                      13,691    590,082
    QAD, Inc. Class B                                       2,342     78,106
*   Qorvo, Inc.                                            18,804  1,349,563
    QUALCOMM, Inc.                                        140,266  9,573,154
#*  Qualstar Corp.                                          1,082     10,290
#*  Qualys, Inc.                                            9,699    606,187

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   QuinStreet, Inc.                                       53,347 $  497,727
*   Qumu Corp.                                             10,312     18,768
*   Rambus, Inc.                                          123,374  1,558,214
*   RealNetworks, Inc.                                     74,977    232,429
#*  Red Hat, Inc.                                           6,300    827,694
    Reis, Inc.                                             15,779    327,414
    Relm Wireless Corp.                                     7,900     28,440
    RF Industries, Ltd.                                     7,730     23,963
*   Ribbon Communications, Inc.                           103,536    722,681
    Richardson Electronics, Ltd.                           15,984    129,630
*   Rogers Corp.                                           25,042  4,126,421
*   Rosetta Stone, Inc.                                    23,564    301,148
*   Rubicon Project, Inc. (The)                             8,318     15,971
*   Rudolph Technologies, Inc.                             59,520  1,559,424
*   Sanmina Corp.                                         136,798  3,577,268
*   ScanSource, Inc.                                       43,355  1,482,741
    Science Applications International Corp.               10,183    780,527
*   Seachange International, Inc.                          76,626    255,165
    Seagate Technology P.L.C.                              26,898  1,484,770
*   Semtech Corp.                                          87,919  3,147,500
*   ServiceSource International, Inc.                       8,495     28,883
#*  Shutterstock, Inc.                                      6,356    281,317
*   Sigma Designs, Inc.                                    73,217    413,676
*   Silicon Laboratories, Inc.                             14,699  1,414,044
#   Skyworks Solutions, Inc.                               22,122  2,150,480
*   SMTC Corp.                                              4,872     10,718
#*  SolarEdge Technologies, Inc.                            1,336     47,962
    SS&C Technologies Holdings, Inc.                       30,610  1,539,071
#*  Stamps.com, Inc.                                        7,526  1,534,175
*   StarTek, Inc.                                          18,466    230,825
#*  Stratasys, Ltd.                                        80,705  1,726,280
#*  SunPower Corp.                                         79,558    630,895
#*  Super Micro Computer, Inc.                             82,735  1,888,426
*   Sykes Enterprises, Inc.                                75,559  2,343,840
#   Symantec Corp.                                         52,425  1,427,533
*   Synacor, Inc.                                           4,400      8,580
#*  Synaptics, Inc.                                        57,127  2,475,884
#*  Synchronoss Technologies, Inc.                         51,098    410,828
    SYNNEX Corp.                                           48,557  5,959,401
*   Synopsys, Inc.                                         19,173  1,775,612
*   Syntel, Inc.                                           26,797    604,272
    Systemax, Inc.                                         34,554  1,072,902
#*  Tableau Software, Inc. Class A                          1,500    115,215
*   Take-Two Interactive Software, Inc.                    20,082  2,543,787
    TE Connectivity, Ltd.                                  30,720  3,149,722
#*  Tech Data Corp.                                        51,682  5,182,154
*   TechTarget, Inc.                                       21,822    342,169
*   Telaria, Inc.                                          34,595    175,051
*   Telenav, Inc.                                          66,317    374,691
#*  Teradata Corp.                                         54,231  2,196,355
    Teradyne, Inc.                                         35,733  1,638,001
    Tessco Technologies, Inc.                              12,033    264,124
    TiVo Corp.                                            186,876  2,606,920

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Total System Services, Inc.                             29,867 $  2,653,982
    TransAct Technologies, Inc.                             10,316      154,740
    Travelport Worldwide, Ltd.                              46,802      636,975
#*  Travelzoo                                               15,049       93,304
*   Trimble, Inc.                                           20,226      891,967
*   Trio Tech International                                  2,616       17,030
    TSR, Inc.                                                  722        4,729
    TTEC Holdings, Inc.                                     43,097    1,710,951
#*  TTM Technologies, Inc.                                 176,116    2,904,153
#*  Tyler Technologies, Inc.                                 3,568      718,988
#*  Ubiquiti Networks, Inc.                                 13,662    1,102,114
#*  Ultimate Software Group, Inc. (The)                      1,400      326,046
*   Ultra Clean Holdings, Inc.                              59,672    1,294,286
#*  Unisys Corp.                                            16,020      142,578
#   Universal Display Corp.                                 10,171    1,621,257
*   VASCO Data Security International, Inc.                 52,987      763,013
*   Veeco Instruments, Inc.                                103,434    1,722,176
#*  VeriFone Systems, Inc.                                 142,395    2,517,544
*   Verint Systems, Inc.                                    73,069    3,050,631
#*  VeriSign, Inc.                                           7,900      907,868
    Versum Materials, Inc.                                   9,541      351,109
#*  ViaSat, Inc.                                            36,141    2,732,982
*   Viavi Solutions, Inc.                                  264,841    2,272,336
*   Virtusa Corp.                                           48,284    2,154,432
#   Visa, Inc. Class A                                      39,130    4,861,120
#   Vishay Intertechnology, Inc.                           228,200    5,008,990
*   Vishay Precision Group, Inc.                            19,686      539,396
    Wayside Technology Group, Inc.                           4,672       67,043
*   Web.com Group, Inc.                                     66,225    1,539,731
    Western Digital Corp.                                   43,461    3,867,160
#   Western Union Co. (The)                                 46,124      958,918
#*  WEX, Inc.                                               27,280    4,223,217
*   Wireless Telecom Group, Inc.                             6,719       15,051
#*  Worldpay, Inc. Class A                                  19,002    1,526,051
*   Xcerra Corp.                                            65,493      653,620
    Xerox Corp.                                            174,772    5,964,968
    Xilinx, Inc.                                            22,883    1,670,917
*   XO Group, Inc.                                          36,454      696,271
    Xperi Corp.                                             58,211    1,306,837
*   Yelp, Inc.                                              14,200      622,244
    YuMe, Inc.                                              30,021      109,877
*   Zebra Technologies Corp. Class A                        16,779    2,066,502
*   Zedge, Inc. Class B                                     12,737       38,671
#*  Zillow Group, Inc. Class A                               7,253      324,862
#*  Zillow Group, Inc. Class C                              12,236      544,013
*   Zix Corp.                                               45,198      191,188
*   Zynga, Inc. Class A                                  1,111,619    3,979,596
                                                                   ------------
Total Information Technology                                        729,408,698
                                                                   ------------
Materials -- (5.2%)
    A Schulman, Inc.                                        40,741    1,588,899
*   AdvanSix, Inc.                                          21,649      854,270

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Materials -- (Continued)
*   AgroFresh Solutions, Inc.                               3,131 $   23,608
    Air Products & Chemicals, Inc.                          7,652  1,288,367
#*  AK Steel Holding Corp.                                109,415    553,640
#   Albemarle Corp.                                        10,551  1,177,386
*   Alcoa Corp.                                            84,722  4,407,238
#*  Allegheny Technologies, Inc.                          146,572  3,951,581
*   American Biltrite, Inc.                                    22     10,560
    American Vanguard Corp.                                53,072  1,122,473
    Ampco-Pittsburgh Corp.                                 20,877    283,927
#   AptarGroup, Inc.                                       27,809  2,431,063
    Ashland Global Holdings, Inc.                          60,236  4,372,531
    Avery Dennison Corp.                                   20,760  2,546,837
*   Axalta Coating Systems, Ltd.                           21,782    686,133
    Balchem Corp.                                          26,488  2,092,552
#   Ball Corp.                                             25,400    972,312
    Bemis Co., Inc.                                        73,038  3,413,796
*   Berry Global Group, Inc.                               24,019  1,421,685
    Boise Cascade Co.                                      63,957  2,842,889
    Cabot Corp.                                            51,207  3,463,641
#   Calgon Carbon Corp.                                    77,438  1,653,301
#   Carpenter Technology Corp.                             83,077  4,270,158
    Celanese Corp. Series A                                20,921  2,262,815
*   Century Aluminum Co.                                  151,050  3,360,862
#   CF Industries Holdings, Inc.                           63,952  2,714,123
    Chase Corp.                                            10,420  1,170,687
    Chemours Co. (The)                                     13,148    678,700
*   Clearwater Paper Corp.                                 27,374  1,287,947
#*  Cleveland-Cliffs, Inc.                                125,505    859,709
#*  Coeur Mining, Inc.                                    308,940  2,483,878
    Commercial Metals Co.                                 188,202  4,524,376
#   Compass Minerals International, Inc.                   51,723  3,770,607
*   Contango ORE, Inc.                                      1,008     18,648
    Core Molding Technologies, Inc.                        11,901    247,541
*   Crown Holdings, Inc.                                    6,500    377,325
    Deltic Timber Corp.                                    10,734  1,014,578
    Domtar Corp.                                          109,389  5,618,219
    DowDuPont, Inc.                                       107,961  8,159,692
#   Eagle Materials, Inc.                                  26,397  2,957,784
    Eastman Chemical Co.                                   32,930  3,265,997
    Ecolab, Inc.                                            9,795  1,348,576
*   Ferro Corp.                                            83,574  1,965,660
    Ferroglobe P.L.C.                                     196,338  2,839,047
#*  Flotek Industries, Inc.                                21,014    115,577
    FMC Corp.                                              14,998  1,369,767
*   Freeport-McMoRan, Inc.                                281,466  5,488,587
    Friedman Industries, Inc.                              10,403     57,321
    FutureFuel Corp.                                       60,794    814,640
*   GCP Applied Technologies, Inc.                         83,770  2,797,918
#   Gold Resource Corp.                                    37,993    171,728
    Graphic Packaging Holding Co.                         252,443  4,076,954
    Greif, Inc. Class A                                    37,452  2,214,162
    Greif, Inc. Class B                                     8,768    558,083
    Hawkins, Inc.                                          16,847    594,699

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Materials -- (Continued)
    Haynes International, Inc.                             19,195 $  687,181
#   HB Fuller Co.                                          78,151  4,052,129
#   Hecla Mining Co.                                      690,741  2,652,445
    Huntsman Corp.                                        223,127  7,713,500
*   Ingevity Corp.                                         19,251  1,396,660
    Innophos Holdings, Inc.                                29,044  1,343,866
    Innospec, Inc.                                         36,126  2,593,847
    International Flavors & Fragrances, Inc.                5,882    884,065
    International Paper Co.                                34,967  2,198,026
#*  Intrepid Potash, Inc.                                 132,363    514,892
    Kaiser Aluminum Corp.                                  21,204  2,337,529
    KapStone Paper and Packaging Corp.                    165,613  5,736,834
    KMG Chemicals, Inc.                                    22,235  1,350,776
*   Koppers Holdings, Inc.                                 25,873  1,184,983
*   Kraton Corp.                                           51,928  2,609,901
#   Kronos Worldwide, Inc.                                 48,956  1,343,842
*   Louisiana-Pacific Corp.                               108,144  3,202,144
#*  LSB Industries, Inc.                                   41,518    352,488
    LyondellBasell Industries NV Class A                   11,014  1,319,918
#   Martin Marietta Materials, Inc.                         9,888  2,256,145
    Materion Corp.                                         41,770  2,075,969
#   McEwen Mining, Inc.                                   189,521    416,946
    Mercer International, Inc.                            109,839  1,614,633
    Minerals Technologies, Inc.                            53,485  4,019,398
    Monsanto Co.                                            9,533  1,161,119
    Mosaic Co. (The)                                      156,646  4,276,436
    Myers Industries, Inc.                                 62,972  1,322,412
    Neenah, Inc.                                           20,752  1,878,056
#   NewMarket Corp.                                         1,937    770,132
    Newmont Mining Corp.                                  181,507  7,352,849
    Northern Technologies International Corp.               3,755     87,867
#   Nucor Corp.                                            55,655  3,726,659
    Olin Corp.                                            184,349  6,872,531
    Olympic Steel, Inc.                                    23,685    552,097
*   OMNOVA Solutions, Inc.                                 93,009  1,023,099
#*  Owens-Illinois, Inc.                                   55,970  1,299,623
    Packaging Corp. of America                             21,650  2,719,890
    PH Glatfelter Co.                                      69,980  1,634,733
*   Platform Specialty Products Corp.                     407,368  4,770,279
    PolyOne Corp.                                          38,302  1,664,605
    PPG Industries, Inc.                                    7,652    908,522
    Quaker Chemical Corp.                                  13,002  2,001,008
#   Rayonier Advanced Materials, Inc.                      36,474    690,088
    Reliance Steel & Aluminum Co.                          96,442  8,447,355
*   Resolute Forest Products, Inc.                         34,903    401,385
#   Royal Gold, Inc.                                       48,449  4,311,961
    RPM International, Inc.                                21,508  1,122,718
#*  Ryerson Holding Corp.                                  13,533    135,330
    Schnitzer Steel Industries, Inc. Class A               60,296  2,062,123
    Schweitzer-Mauduit International, Inc.                 44,916  2,033,796
#   Scotts Miracle-Gro Co. (The)                           10,869    981,145
#   Sealed Air Corp.                                       36,593  1,732,679
    Sensient Technologies Corp.                            17,562  1,261,830

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Materials -- (Continued)
    Sherwin-Williams Co. (The)                              1,508 $    629,002
    Silgan Holdings, Inc.                                  41,533    1,241,421
    Sonoco Products Co.                                    76,353    4,146,731
#   Southern Copper Corp.                                     800       38,840
    Steel Dynamics, Inc.                                   53,925    2,448,195
    Stepan Co.                                             33,806    2,651,067
#*  Summit Materials, Inc. Class A                        111,413    3,559,645
*   SunCoke Energy, Inc.                                  143,623    1,594,215
    Synalloy Corp.                                          8,022      109,099
#   Tecnoglass, Inc.                                        4,328       38,736
#*  TimkenSteel Corp.                                      88,527    1,433,252
*   Trecora Resources                                      29,488      392,190
    Tredegar Corp.                                         38,726      710,622
    Trinseo SA                                             14,288    1,178,046
    Tronox, Ltd. Class A                                  120,138    2,358,309
*   UFP Technologies, Inc.                                  5,712      166,505
    United States Lime & Minerals, Inc.                     6,727      516,297
#   United States Steel Corp.                              71,718    2,682,970
*   Universal Stainless & Alloy Products, Inc.              8,514      219,406
#*  US Concrete, Inc.                                      11,663      907,965
    Valhi, Inc.                                            15,640       90,556
#   Valvoline, Inc.                                        50,527    1,245,491
*   Verso Corp. Class A                                    15,568      250,022
#   Vulcan Materials Co.                                   17,482    2,367,063
    Westlake Chemical Corp.                                20,570    2,316,182
    WestRock Co.                                          125,687    8,374,525
    Worthington Industries, Inc.                           96,549    4,514,631
#   WR Grace & Co.                                         11,437      844,279
                                                                  ------------
Total Materials                                                    282,700,760
                                                                  ------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                             119,691    3,174,205
*   Altisource Asset Management Corp.                       1,120       77,952
#*  Altisource Portfolio Solutions SA                       3,002       84,056
    Capital Properties, Inc. Class A                          308        4,066
*   CBRE Group, Inc. Class A                               27,643    1,263,009
    CKX Lands, Inc.                                           465        4,836
#   Colony NorthStar, Inc. Class A                         59,322      532,712
#   Consolidated-Tomoka Land Co.                            8,853      585,803
#*  Forestar Group, Inc.                                    5,420      132,248
*   FRP Holdings, Inc.                                      8,607      429,920
    Griffin Industrial Realty, Inc.                         5,473      203,048
    HFF, Inc. Class A                                      21,209    1,043,695
#*  Howard Hughes Corp. (The)                              26,779    3,373,083
*   InterGroup Corp. (The)                                    235        5,593
    Jones Lang LaSalle, Inc.                               10,789    1,686,860
#   Kennedy-Wilson Holdings, Inc.                         174,322    3,094,215
*   Marcus & Millichap, Inc.                               40,486    1,321,868
*   Maui Land & Pineapple Co., Inc.                         4,186       57,557
    RE/MAX Holdings, Inc. Class A                          24,818    1,224,768
#   Realogy Holdings Corp.                                 96,438    2,653,009
#*  St Joe Co. (The)                                       76,556    1,439,253

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
    Stratus Properties, Inc.                                11,167 $    341,710
#*  Tejon Ranch Co.                                         40,197      876,697
*   Trinity Place Holdings, Inc.                             6,344       42,885
                                                                   ------------
Total Real Estate                                                    23,653,048
                                                                   ------------
Telecommunication Services -- (2.1%)
*   Alaska Communications Systems Group, Inc.               50,997      118,313
    AT&T, Inc.                                           1,702,949   63,775,440
    ATN International, Inc.                                 25,954    1,540,629
*   Boingo Wireless, Inc.                                   49,673    1,204,570
    CenturyLink, Inc.                                      301,022    5,361,202
#*  Cincinnati Bell, Inc.                                   25,571      441,100
    Cogent Communications Holdings, Inc.                    22,981    1,036,443
#   Consolidated Communications Holdings, Inc.             133,965    1,667,864
#   Frontier Communications Corp.                           41,246      337,805
*   General Communication, Inc. Class A                     74,901    3,140,599
*   Hawaiian Telcom Holdco, Inc.                             3,159       90,632
    IDT Corp. Class B                                       41,899      455,442
#*  Iridium Communications, Inc.                            78,908    1,002,132
*   ORBCOMM, Inc.                                           96,120    1,104,419
#   Shenandoah Telecommunications Co.                       92,702    3,151,868
    Spok Holdings, Inc.                                     38,274      597,074
#*  Sprint Corp.                                           293,495    1,564,328
#*  Straight Path Communications, Inc. Class B               2,762      504,065
*   T-Mobile US, Inc.                                       55,466    3,610,837
    Telephone & Data Systems, Inc.                         154,816    4,246,603
*   United States Cellular Corp.                            33,645    1,223,669
    Verizon Communications, Inc.                           259,639   14,038,681
*   Vonage Holdings Corp.                                  263,850    2,952,481
#   Windstream Holdings, Inc.                              170,122      280,701
#*  Zayo Group Holdings, Inc.                               17,274      633,956
                                                                   ------------
Total Telecommunication Services                                    114,080,853
                                                                   ------------
Utilities -- (0.9%)
#   AES Corp.                                               68,477      791,594
    ALLETE, Inc.                                             8,815      638,559
#   Alliant Energy Corp.                                       106        4,214
    American States Water Co.                               15,179      838,184
#   Aqua America, Inc.                                      21,570      781,050
    Artesian Resources Corp. Class A                         5,487      204,007
    Atlantica Yield PLC                                     40,276      849,018
    Atmos Energy Corp.                                      12,334    1,022,489
#   Avangrid, Inc.                                          12,994      633,068
#   Avista Corp.                                            20,799    1,047,438
#   Black Hills Corp.                                        8,995      499,672
    California Water Service Group                          19,640      799,348
*   Calpine Corp.                                          397,489    5,998,109
    Chesapeake Utilities Corp.                               8,754      643,419
    CMS Energy Corp.                                        17,300      774,175
    Connecticut Water Service, Inc.                          7,188      381,323
    Consolidated Water Co., Ltd.                            17,333      232,262
#*  Dynegy, Inc.                                           226,381    2,834,290

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------ --------------
Utilities -- (Continued)
            El Paso Electric Co.                          16,161 $      843,604
#           Eversource Energy                             15,733        992,595
#           Genie Energy, Ltd. Class B                    24,408        106,663
            Great Plains Energy, Inc.                     24,561        764,338
            Hawaiian Electric Industries, Inc.            23,207        791,591
#           IDACORP, Inc.                                  9,260        798,953
            MDU Resources Group, Inc.                     24,565        650,481
            MGE Energy, Inc.                              14,929        892,754
            Middlesex Water Co.                           10,118        381,044
#           National Fuel Gas Co.                         11,930        665,098
#           New Jersey Resources Corp.                    18,806        729,673
            NiSource, Inc.                                34,403        849,066
#           Northwest Natural Gas Co.                     12,738        730,524
            NorthWestern Corp.                            20,249      1,100,331
#           NRG Energy, Inc.                              74,516      1,938,161
#           NRG Yield, Inc. Class A                        5,203         97,972
#           NRG Yield, Inc. Class C                       10,067        190,266
            OGE Energy Corp.                              16,299        524,828
            ONE Gas, Inc.                                 11,667        826,374
#           Ormat Technologies, Inc.                      49,428      3,463,914
            Otter Tail Corp.                              15,539        661,961
#           Pattern Energy Group, Inc. Class A            43,434        895,609
            Pinnacle West Capital Corp.                    7,400        591,630
            PNM Resources, Inc.                           16,447        626,631
            Portland General Electric Co.                 16,898        715,630
#*          Pure Cycle Corp.                               1,800         15,570
            RGC Resources, Inc.                            1,025         25,010
            SJW Corp.                                     12,353        739,204
#           South Jersey Industries, Inc.                 34,017      1,001,460
            Southwest Gas Holdings, Inc.                  11,066        814,236
#           Spark Energy, Inc. Class A                     2,524         24,988
#           Spire, Inc.                                    9,628        640,262
            UGI Corp.                                     26,511      1,213,408
            Unitil Corp.                                   9,001        397,934
*           US Geothermal, Inc.                            8,690         46,752
            Vectren Corp.                                 12,520        759,088
#           WEC Energy Group, Inc.                         7,951        511,249
            Westar Energy, Inc.                           13,846        715,284
            WGL Holdings, Inc.                            11,496        968,193
            York Water Co. (The)                           7,798        246,807
                                                                 --------------
Total Utilities                                                      47,921,355
                                                                 --------------
TOTAL COMMON STOCKS                                               4,876,333,343
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)   Dyax Corp. Contingent Value Rights             6,160         20,759
(degrees)   Media General, Inc. Contingent Value Rights   38,825          3,883
(degrees)#  Safeway Casa Ley Contingent Value Rights      51,128         51,890

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)#  Safeway PDC, LLC Contingent Value Rights      51,128 $           15
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    76,547
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       4,876,409,890
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional U.S.
              Government Money Market Fund, 1.250%    48,082,855     48,082,855
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@        DFA Short Term Investment Fund            46,192,859    534,497,570
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,616,338,897)^^            $5,458,990,315
                                                                 ==============

At January 31, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)       320     03/16/18  $43,620,690 $45,212,800   $1,592,110
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                        $43,620,690 $45,212,800   $1,592,110
                                               =========== ===========   ==========

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                              --------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                              -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                     $  703,267,618 $     41,162   --    $  703,308,780
   Consumer Staples                                              209,571,161           --   --       209,571,161
   Energy                                                        350,218,774           --   --       350,218,774
   Financials                                                  1,213,052,640       26,407   --     1,213,079,047
   Health Care                                                   394,290,007           --   --       394,290,007
   Industrials                                                   808,100,860           --   --       808,100,860
   Information Technology                                        729,408,698           --   --       729,408,698
   Materials                                                     282,700,760           --   --       282,700,760
   Real Estate                                                    23,653,048           --   --        23,653,048
   Telecommunication Services                                    114,080,853           --   --       114,080,853
   Utilities                                                      47,921,355           --   --        47,921,355
Rights/Warrants                                                           --       76,547   --            76,547
Temporary Cash Investments                                        48,082,855           --   --        48,082,855
Securities Lending Collateral                                             --  534,497,570   --       534,497,570
Futures Contracts**                                                1,592,110           --   --         1,592,110
                                                              -------------- ------------   --    --------------
TOTAL                                                         $4,925,940,739 $534,641,686   --    $5,460,582,425
                                                              ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (82.9%)

Consumer Discretionary -- (13.7%)
*   1-800-Flowers.com, Inc. Class A                         576,127 $ 6,006,124
    A.H. Belo Corp. Class A                                 159,919     783,603
    Aaron's, Inc.                                           693,281  28,348,260
#   Abercrombie & Fitch Co. Class A                         587,577  12,168,720
#   Acushnet Holdings Corp.                                   9,044     193,994
#*  Adtalem Global Education, Inc.                          597,204  27,471,384
#   AMC Entertainment Holdings, Inc. Class A                318,209   4,073,075
#*  AMC Networks, Inc. Class A                               93,213   4,808,859
    AMCON Distributing Co.                                    2,621     230,648
#*  America's Car-Mart, Inc.                                119,437   5,506,046
#*  American Axle & Manufacturing Holdings, Inc.          1,138,384  20,092,478
#   American Eagle Outfitters, Inc.                       1,963,139  35,336,502
#*  American Outdoor Brands Corp.                           497,461   5,934,710
*   American Public Education, Inc.                         148,671   3,776,243
#   Ark Restaurants Corp.                                    17,486     445,893
#*  Asbury Automotive Group, Inc.                           226,769  16,474,768
#*  Ascena Retail Group, Inc.                             1,754,938   3,790,666
#*  Ascent Capital Group, Inc. Class A                       94,116     887,514
#*  At Home Group, Inc.                                      13,843     438,546
#*  AV Homes, Inc.                                           76,830   1,298,427
*   Ballantyne Strong, Inc.                                 110,980     504,959
#*  Barnes & Noble Education, Inc.                          454,030   3,019,299
#   Barnes & Noble, Inc.                                    674,286   3,169,144
#   Bassett Furniture Industries, Inc.                      146,087   4,959,654
    BBX Capital Corp.                                        98,873     900,733
#   Beasley Broadcast Group, Inc. Class A                    72,367     908,206
#*  Beazer Homes USA, Inc.                                   54,209   1,005,035
#   Bed Bath & Beyond, Inc.                                 965,518  22,284,155
*   Belmond, Ltd. Class A                                   843,645  10,883,020
#   Big 5 Sporting Goods Corp.                              214,163   1,210,021
#   Big Lots, Inc.                                          525,876  31,962,743
*   Biglari Holdings, Inc.                                    1,070     441,578
#   BJ's Restaurants, Inc.                                  269,487  10,173,134
#   Bloomin' Brands, Inc.                                 1,185,005  26,105,660
#*  Blue Apron Holdings, Inc.                                12,700      37,973
#*  Bojangles', Inc.                                        171,038   2,095,215
#*  Boot Barn Holdings, Inc.                                133,791   2,345,356
#   Bowl America, Inc. Class A                               10,705     165,928
#*  Bravo Brio Restaurant Group, Inc.                       150,118     514,154
*   Bridgepoint Education, Inc.                             394,383   3,048,581
#   Brinker International, Inc.                             651,847  23,688,120
#   Buckle, Inc. (The)                                      222,432   4,459,762
#*  Buffalo Wild Wings, Inc.                                184,163  28,913,591
#*  Build-A-Bear Workshop, Inc.                             147,492   1,268,431
#   Caleres, Inc.                                           456,717  13,537,092
#   Callaway Golf Co.                                     1,328,596  19,623,363
*   Cambium Learning Group, Inc.                            428,913   3,010,969
    Capella Education Co.                                   114,617   9,117,782
*   Career Education Corp.                                1,239,694  15,372,206
#   Carriage Services, Inc.                                 229,906   6,122,397
#*  Carrols Restaurant Group, Inc.                          631,078   7,856,921

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Cato Corp. (The) Class A                                214,548 $ 2,548,830
#*  Cavco Industries, Inc.                                  100,660  15,416,079
#*  Central European Media Enterprises, Ltd. Class A        115,101     546,730
*   Century Casinos, Inc.                                    26,257     240,252
*   Century Communities, Inc.                               136,992   4,328,947
#   Cheesecake Factory, Inc. (The)                          512,386  25,204,267
#*  Cherokee, Inc.                                          157,991     244,886
    Chico's FAS, Inc.                                     1,204,980  11,459,360
#   Children's Place, Inc. (The)                            265,406  39,757,819
    Choice Hotels International, Inc.                       480,885  39,504,703
#*  Christopher & Banks Corp.                               187,401     237,999
#   Churchill Downs, Inc.                                    33,036   8,556,324
#*  Chuy's Holdings, Inc.                                   254,778   6,751,617
    Citi Trends, Inc.                                       153,193   3,601,567
#*  Clarus Corp.                                             30,200     224,990
#   Clear Channel Outdoor Holdings, Inc. Class A            170,076     824,869
    Collectors Universe, Inc.                               106,839   2,961,577
#*  Conn's, Inc.                                            214,036   7,127,399
#   Cooper Tire & Rubber Co.                                862,527  33,724,806
*   Cooper-Standard Holdings, Inc.                          175,578  21,875,263
#   Core-Mark Holding Co., Inc.                             473,294  10,455,064
#   Cracker Barrel Old Country Store, Inc.                   88,253  15,574,889
#*  Crocs, Inc.                                             968,247  13,081,017
#   Crown Crafts, Inc.                                        1,939      13,767
    CSS Industries, Inc.                                     31,601     826,682
#   Culp, Inc.                                              149,018   4,738,772
#*  Daily Journal Corp.                                         951     217,494
    Dana, Inc.                                            1,405,903  46,380,740
#*  Dave & Buster's Entertainment, Inc.                     397,301  18,673,147
#*  Deckers Outdoor Corp.                                   639,202  54,786,003
*   Del Frisco's Restaurant Group, Inc.                     193,518   3,386,565
#*  Del Taco Restaurants, Inc.                              314,078   3,979,368
#*  Delta Apparel, Inc.                                      15,317     285,815
*   Denny's Corp.                                           901,283  13,510,232
#*  Destination Maternity Corp.                              71,735     182,924
#*  Destination XL Group, Inc.                              410,408   1,067,061
#   Dick's Sporting Goods, Inc.                             837,186  26,337,872
#   Dillard's, Inc. Class A                                  24,154   1,631,844
#   DineEquity, Inc.                                        135,222   7,488,594
#*  Diversified Restaurant Holdings, Inc.                    71,874     112,842
#*  Dixie Group, Inc. (The)                                 110,009     385,032
#*  Dorman Products, Inc.                                   327,586  24,713,088
    Dover Motorsports, Inc.                                  56,312     112,624
#   Drive Shack, Inc.                                       318,078   1,647,644
#   DSW, Inc. Class A                                       638,801  12,795,184
#*  Duluth Holdings, Inc. Class B                            45,884     808,017
#   Educational Development Corp.                            20,890     451,224
#*  El Pollo Loco Holdings, Inc.                             88,759     892,028
#*  Eldorado Resorts, Inc.                                   89,636   3,096,924
*   Emerson Radio Corp.                                     112,976     154,777
*   Emmis Communications Corp. Class A                       22,271      74,162
    Entercom Communications Corp. Class A                   129,475   1,430,699
    Entravision Communications Corp. Class A                813,519   5,653,957

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
           Escalade, Inc.                                   43,648 $   560,877
#          Ethan Allen Interiors, Inc.                     317,588   7,892,062
*          EVINE Live, Inc.                                 28,126      34,314
#*         EW Scripps Co. (The) Class A                    686,450  10,990,064
#*         Express, Inc.                                   740,462   5,168,425
           Extended Stay America, Inc.                      31,200     631,176
#*         Famous Dave's of America, Inc.                   40,546     247,331
#*         Fiesta Restaurant Group, Inc.                   357,352   6,861,158
#          Finish Line, Inc. (The) Class A                 267,025   3,025,393
#*         Five Below, Inc.                                539,274  35,015,061
           Flanigan's Enterprises, Inc.                      5,380     128,582
           Flexsteel Industries, Inc.                       50,348   2,168,992
*          Fogo De Chao, Inc.                                  960      12,480
#*         Fossil Group, Inc.                              189,884   1,511,477
#*         Fox Factory Holding Corp.                       367,269  14,084,766
#*         Francesca's Holdings Corp.                      411,183   2,397,197
#          Fred's, Inc. Class A                            281,696     932,414
*          FTD Cos., Inc.                                  338,019   1,980,791
*          Full House Resorts, Inc.                          1,337       4,492
#*         G-III Apparel Group, Ltd.                       447,951  16,730,970
#*         Gaia, Inc.                                       51,116     610,836
#          GameStop Corp. Class A                          966,760  16,251,236
#          Gannett Co., Inc.                               783,526   9,245,607
#*         Genesco, Inc.                                   217,188   7,569,002
*          Gentherm, Inc.                                  360,997  11,551,904
*          Good Times Restaurants, Inc.                      1,862       4,376
           Graham Holdings Co. Class B                      18,082  10,748,845
#*         Grand Canyon Education, Inc.                    411,642  38,278,590
*          Gray Television, Inc.                           636,695  10,409,963
*          Gray Television, Inc. Class A                    25,939     363,146
#*         Green Brick Partners, Inc.                       40,267     450,990
#          Group 1 Automotive, Inc.                        195,046  15,301,359
#*         Groupon, Inc.                                   802,437   4,244,892
#          Guess?, Inc.                                    677,489  12,445,473
#*         Habit Restaurants, Inc. (The) Class A           173,734   1,520,172
#          Hamilton Beach Brands Holding Co. Class A        90,995   2,339,481
(degrees)  Hamilton Beach Brands Holding Co. Class B         2,783      71,551
*          Harte-Hanks, Inc.                               411,736     346,476
           Haverty Furniture Cos., Inc.                    166,569   3,714,489
           Haverty Furniture Cos., Inc. Class A              3,785      84,595
#*         Helen of Troy, Ltd.                             325,706  30,339,514
#*         Hemisphere Media Group, Inc.                     18,647     199,523
#*         Hibbett Sports, Inc.                            230,107   5,200,418
#          Hooker Furniture Corp.                          104,664   3,888,268
#*         Horizon Global Corp.                            382,215   3,229,717
#*         Houghton Mifflin Harcourt Co.                 1,095,366   9,201,074
#*         Hovnanian Enterprises, Inc. Class A             735,176   1,492,407
#*         Iconix Brand Group, Inc.                        709,292     886,615
           ILG, Inc.                                     1,237,829  38,880,209
#*         IMAX Corp.                                      201,640   4,002,554
#*         Insignia Systems, Inc.                           11,674      15,410
#*         Installed Building Products, Inc.               248,320  17,866,624
#*         iRobot Corp.                                    268,408  23,821,210

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*          J Alexander's Holdings, Inc.                   10,197 $    98,401
#           Jack in the Box, Inc.                         370,646  33,725,080
#*          JAKKS Pacific, Inc.                            62,792     160,120
#*          Jamba, Inc.                                    75,640     589,992
#*          JC Penney Co., Inc.                           873,850   3,241,983
            John Wiley & Sons, Inc. Class A               462,817  29,342,598
            Johnson Outdoors, Inc. Class A                 37,598   2,266,031
*           K12, Inc.                                     360,367   6,252,367
#           KB Home                                       646,745  20,385,402
*           Kirkland's, Inc.                              144,055   1,528,424
#*          Kona Grill, Inc.                               90,914     154,554
*           Koss Corp.                                        921       1,842
*           La Quinta Holdings, Inc.                      915,933  18,254,545
            La-Z-Boy, Inc.                                524,869  15,824,800
*           Lakeland Industries, Inc.                      48,754     687,431
(degrees)*  Lazare Kaplan International, Inc.               9,600       1,350
#           LCI Industries                                238,699  26,316,565
#*          LGI Homes, Inc.                                 7,986     540,492
#           Libbey, Inc.                                  393,197   2,779,903
*           Liberty Expedia Holdings, Inc. Class A         59,502   2,790,049
*           Liberty Interactive Corp., QVC Group Class A  341,698   9,598,297
#           Liberty Tax, Inc.                              36,747     378,494
*           Liberty TripAdvisor Holdings, Inc. Class A    684,421   6,022,905
            Lifetime Brands, Inc.                          98,745   1,723,100
#*          Lindblad Expeditions Holdings, Inc.            93,286     864,761
#           Lithia Motors, Inc. Class A                   254,114  31,754,085
#*          Live Ventures, Inc.                             1,158      16,722
*           Luby's, Inc.                                  247,827     758,351
*           M/I Homes, Inc.                               186,382   6,027,594
#*          Malibu Boats, Inc. Class A                    242,705   8,072,368
            Marcus Corp. (The)                            117,000   3,042,000
#           Marine Products Corp.                         117,208   1,711,237
#*          MarineMax, Inc.                               254,198   5,833,844
#           Marriott Vacations Worldwide Corp.            280,102  42,667,938
*           MCBC Holdings, Inc.                            44,184   1,067,927
#*          McClatchy Co. (The) Class A                    78,549     718,723
#           MDC Holdings, Inc.                            425,327  14,337,773
#           Meredith Corp.                                469,182  31,031,697
*           Meritage Homes Corp.                          317,248  15,053,418
#*          Michaels Cos., Inc. (The)                     475,765  12,783,806
*           Modine Manufacturing Co.                      422,110   9,856,268
*           Monarch Casino & Resort, Inc.                  25,809   1,175,858
#           Monro, Inc.                                   320,497  18,108,080
#*          Motorcar Parts of America, Inc.               255,727   6,960,889
#           Movado Group, Inc.                            117,120   3,583,872
#*          MSG Networks, Inc. Class A                    760,126  18,243,024
#*          Murphy USA, Inc.                              413,646  35,288,140
#           Nathan's Famous, Inc.                          59,777   4,268,078
#           National CineMedia, Inc.                      723,907   4,850,177
#*          Nautilus, Inc.                                633,878   8,145,332
*           New Home Co., Inc. (The)                        7,415      87,868
#           New Media Investment Group, Inc.              155,094   2,621,089
#*          New York & Co., Inc.                          362,004   1,129,452

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   New York Times Co. (The) Class A                      1,575,565 $36,631,886
#   Nexstar Media Group, Inc. Class A                       452,414  33,976,291
#   Nutrisystem, Inc.                                       295,945  12,799,621
    Office Depot, Inc.                                    4,965,596  16,138,187
#*  Ollie's Bargain Outlet Holdings, Inc.                   268,109  14,893,455
*   Overstock.com, Inc.                                     232,828  15,995,284
#   Oxford Industries, Inc.                                 181,384  14,293,059
    P&F Industries, Inc. Class A                             10,000      75,000
#   Papa John's International, Inc.                         468,218  30,382,666
#*  Party City Holdco, Inc.                                  58,342     845,959
    Peak Resorts, Inc.                                        3,001      16,806
*   Pegasus Cos., Inc. (The)                                    170      40,375
#*  Penn National Gaming, Inc.                              181,941   5,805,737
#   Penske Automotive Group, Inc.                           145,146   7,575,170
*   Perry Ellis International, Inc.                          89,016   2,134,604
#   PetMed Express, Inc.                                    341,269  15,425,359
    PICO Holdings, Inc.                                     205,760   2,695,456
#   Pier 1 Imports, Inc.                                  1,441,033   4,784,230
*   Pinnacle Entertainment, Inc.                            133,265   4,303,127
#*  Planet Fitness, Inc. Class A                            810,427  27,360,016
#*  Playa Hotels & Resorts NV                                14,714     152,437
#*  Potbelly Corp.                                          308,221   3,729,474
#   RCI Hospitality Holdings, Inc.                           88,481   2,599,572
*   Reading International, Inc. Class A                     141,720   2,336,963
#*  Reading International, Inc. Class B                       2,710      69,105
#*  Red Lion Hotels Corp.                                   157,704   1,648,007
#*  Red Robin Gourmet Burgers, Inc.                         139,762   7,358,469
#   Regal Entertainment Group Class A                     1,369,793  31,340,864
*   Regis Corp.                                             397,813   6,333,183
#   Rent-A-Center, Inc.                                     138,148   1,496,143
#*  RH                                                       72,517   6,815,873
    Rocky Brands, Inc.                                       87,813   1,510,384
#   Ruth's Hospitality Group, Inc.                          616,387  14,608,372
    Saga Communications, Inc. Class A                        18,648     738,461
    Salem Media Group, Inc.                                 175,217     814,759
#*  Sally Beauty Holdings, Inc.                           1,115,960  18,536,096
#   Scholastic Corp.                                        170,653   6,556,488
#*  Scientific Games Corp. Class A                          329,127  15,353,775
#*  SeaWorld Entertainment, Inc.                            215,516   3,286,619
#*  Sequential Brands Group, Inc.                             8,077      13,085
#*  Shake Shack, Inc. Class A                                41,560   1,816,588
*   Shiloh Industries, Inc.                                 218,248   1,625,948
#   Shoe Carnival, Inc.                                     144,404   3,299,631
#*  Shutterfly, Inc.                                        379,637  25,872,262
#   Signet Jewelers, Ltd.                                   579,773  30,669,992
#   Sinclair Broadcast Group, Inc. Class A                  722,624  26,809,350
#*  Skyline Corp.                                            93,046   2,055,386
#*  Sleep Number Corp.                                      471,600  17,751,024
#   Sonic Automotive, Inc. Class A                          305,806   6,590,119
#   Sonic Corp.                                             616,158  15,921,523
#*  Sotheby's                                               641,353  33,837,784
    Speedway Motorsports, Inc.                              239,601   4,971,721
#*  Sportsman's Warehouse Holdings, Inc.                    400,625   2,031,169

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Stage Stores, Inc.                                      199,015 $   332,355
#   Standard Motor Products, Inc.                           253,587  12,146,817
#   Stein Mart, Inc.                                        152,504     103,703
*   Steven Madden, Ltd.                                     626,815  28,958,853
*   Stoneridge, Inc.                                        480,287  11,690,186
    Strattec Security Corp.                                  27,023   1,041,737
#   Strayer Education, Inc.                                 116,509  10,774,752
#   Sturm Ruger & Co., Inc.                                 178,046   9,427,536
#   Superior Industries International, Inc.                 205,819   3,468,050
    Superior Uniform Group, Inc.                             97,093   2,287,511
*   Sypris Solutions, Inc.                                  166,659     229,989
#   Tailored Brands, Inc.                                   192,871   4,665,549
#*  Tandy Leather Factory, Inc.                              84,087     618,039
*   Taylor Morrison Home Corp. Class A                      767,575  19,519,432
    TEGNA, Inc.                                             105,400   1,525,138
#*  Tempur Sealy International, Inc.                        291,112  17,361,920
    Tenneco, Inc.                                           489,021  28,368,108
#   Texas Roadhouse, Inc.                                   629,062  36,938,521
#   Tile Shop Holdings, Inc.                                413,315   3,864,495
#   Tilly's, Inc. Class A                                   180,522   2,693,388
*   TopBuild Corp.                                          295,714  22,633,950
    Tower International, Inc.                               263,093   7,945,409
#*  Town Sports International Holdings, Inc.                183,995   1,085,570
#*  Townsquare Media, Inc. Class A                            4,818      36,135
*   Trans World Entertainment Corp.                         430,696     753,718
#*  TravelCenters of America LLC                             38,771     170,592
#*  TRI Pointe Group, Inc.                                1,630,820  26,598,674
    Tribune Media Co. Class A                                78,365   3,337,565
#*  tronc, Inc.                                             168,497   3,437,339
#*  Tuesday Morning Corp.                                   300,124     870,360
    Tupperware Brands Corp.                                 436,609  25,218,536
*   Unifi, Inc.                                             126,153   4,492,308
    Unique Fabricating, Inc.                                    993       7,745
#*  Universal Electronics, Inc.                             145,890   6,725,529
*   Universal Technical Institute, Inc.                     129,636     360,388
#*  Urban One, Inc.                                         904,373   1,673,090
#*  Urban Outfitters, Inc.                                1,037,098  35,375,413
*   US Auto Parts Network, Inc.                             351,120     860,244
#*  Vera Bradley, Inc.                                      353,342   3,282,547
#*  Vista Outdoor, Inc.                                     539,855   8,178,803
*   Visteon Corp.                                           330,217  42,954,627
#*  Vitamin Shoppe, Inc.                                    259,450   1,102,662
#*  VOXX International Corp.                                185,947   1,106,385
#*  Weight Watchers International, Inc.                     467,050  30,026,644
#   Wendy's Co. (The)                                     2,286,806  37,000,521
    Weyco Group, Inc.                                        52,571   1,628,650
#*  William Lyon Homes Class A                              242,577   6,585,966
#   Wingstop, Inc.                                          252,348  12,203,549
    Winmark Corp.                                            40,566   5,435,844
#   Winnebago Industries, Inc.                              359,107  16,321,413
    Wolverine World Wide, Inc.                            1,151,243  37,795,308
#   World Wrestling Entertainment, Inc. Class A             114,301   4,040,540
*   ZAGG, Inc.                                              631,121  10,539,721

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                      SHARES       VALUE+
                                                     --------- --------------
Consumer Discretionary -- (Continued)
#*  Zoe's Kitchen, Inc.                                  1,828 $       26,908
#*  Zumiez, Inc.                                       254,875      5,288,656
                                                               --------------
Total Consumer Discretionary                                    2,910,375,924
                                                               --------------
Consumer Staples -- (3.7%)
    Alico, Inc.                                         36,899        992,583
*   Alliance One International, Inc.                   116,211      1,528,175
    Andersons, Inc. (The)                              230,776      7,869,462
#*  Avon Products, Inc.                              3,481,472      8,494,792
#   B&G Foods, Inc.                                    612,673     20,218,209
#*  Boston Beer Co., Inc. (The) Class A                 88,114     16,728,443
*   Bridgford Foods Corp.                               17,169        289,383
#*  Cal-Maine Foods, Inc.                              408,911     17,399,163
#   Calavo Growers, Inc.                               181,535     15,793,545
*   CCA Industries, Inc.                                16,064         49,798
*   Central Garden & Pet Co.                           109,566      4,293,892
*   Central Garden & Pet Co. Class A                   370,076     13,959,267
#*  Chefs' Warehouse, Inc. (The)                       270,751      5,509,783
#   Coca-Cola Bottling Co. Consolidated                 69,139     14,002,030
#*  Coffee Holding Co., Inc.                            11,600         49,416
#*  Craft Brew Alliance, Inc.                          337,612      6,532,792
#*  Darling Ingredients, Inc.                        1,651,702     30,622,555
#   Dean Foods Co.                                   1,104,297     11,451,560
#*  Edgewell Personal Care Co.                         474,572     26,794,335
#   Energizer Holdings, Inc.                           569,884     33,178,646
#*  Farmer Brothers Co.                                189,643      5,992,719
#   Fresh Del Monte Produce, Inc.                      413,107     19,544,092
#*  Hostess Brands, Inc.                               495,864      6,842,923
*   HRG Group, Inc.                                  1,230,509     22,456,789
#   Ingles Markets, Inc. Class A                       123,144      4,137,638
    Inter Parfums, Inc.                                302,467     13,792,495
#   J&J Snack Foods Corp.                              183,745     25,437,658
#   John B. Sanfilippo & Son, Inc.                     184,487     11,552,576
    Lancaster Colony Corp.                             189,241     24,298,544
#*  Landec Corp.                                       238,411      3,135,105
*   Lifevantage Corp.                                   94,471        419,451
#*  Lifeway Foods, Inc.                                 59,641        473,550
    Limoneira Co.                                       46,632      1,004,920
#   Mannatech, Inc.                                      6,854         98,698
    Medifast, Inc.                                     232,997     16,009,224
#   MGP Ingredients, Inc.                              200,591     17,960,918
#   National Beverage Corp.                            303,009     33,473,404
*   Natural Alternatives International, Inc.            47,852        533,550
#*  Natural Grocers by Vitamin Cottage, Inc.            98,032        843,075
#   Natural Health Trends Corp.                         11,751        189,426
    Nature's Sunshine Products, Inc.                    71,232        861,907
#   Nu Skin Enterprises, Inc. Class A                  438,719     31,517,573
    Oil-Dri Corp. of America                            33,226      1,292,159
#   Orchids Paper Products Co.                          74,560      1,122,874
*   Performance Food Group Co.                         252,662      8,678,940
#   PriceSmart, Inc.                                   288,589     24,587,783
#*  Primo Water Corp.                                  303,649      3,938,327

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Revlon, Inc. Class A                                   318,628 $  6,531,874
#*  Rite Aid Corp.                                       2,000,688    4,361,500
    Rocky Mountain Chocolate Factory, Inc.                  37,409      463,497
#   Sanderson Farms, Inc.                                  350,893   44,528,322
#   Seaboard Corp.                                           1,637    7,098,032
*   Seneca Foods Corp. Class A                              56,316    1,776,770
*   Seneca Foods Corp. Class B                               2,794       89,687
#*  Smart & Final Stores, Inc.                              79,347      745,862
#   Snyder's-Lance, Inc.                                   910,915   45,527,532
    SpartanNash Co.                                        287,126    6,997,261
#*  Sprouts Farmers Market, Inc.                           992,158   27,710,973
#*  SUPERVALU, Inc.                                        368,778    5,841,443
*   Tofutti Brands, Inc.                                     8,340       19,099
#   Tootsie Roll Industries, Inc.                          190,895    6,834,041
#*  TreeHouse Foods, Inc.                                  139,850    6,595,326
#   Turning Point Brands, Inc.                              16,718      367,796
#*  United Natural Foods, Inc.                             522,428   24,867,573
    United-Guardian, Inc.                                   19,179      363,442
#   Universal Corp.                                        238,233   11,435,184
#*  USANA Health Sciences, Inc.                            187,068   13,964,626
#   Vector Group, Ltd.                                   1,492,217   31,784,222
#   Village Super Market, Inc. Class A                      57,601    1,352,471
#   WD-40 Co.                                              141,621   17,525,599
#   Weis Markets, Inc.                                     135,234    5,376,904
                                                                   ------------
Total Consumer Staples                                              788,113,183
                                                                   ------------
Energy -- (4.4%)
*   Abraxas Petroleum Corp.                                307,684      735,365
    Adams Resources & Energy, Inc.                          22,205      988,122
#*  Approach Resources, Inc.                                 6,605       22,061
#   Arch Coal, Inc. Class A                                183,189   16,488,842
    Archrock, Inc.                                         614,165    5,711,734
#*  Ardmore Shipping Corp.                                  16,956      120,388
#*  Aspen Aerogels, Inc.                                     5,290       26,714
*   Barnwell Industries, Inc.                               32,713       78,478
#*  Basic Energy Services, Inc.                            223,026    4,346,777
*   Bill Barrett Corp.                                     719,647    3,691,789
*   Bonanza Creek Energy, Inc.                              25,349      710,025
#   Bristow Group, Inc.                                    433,344    6,677,831
#*  California Resources Corp.                              92,128    1,946,665
#*  Callon Petroleum Co.                                 2,031,932   23,062,428
#*  CARBO Ceramics, Inc.                                    73,336      583,755
#*  Carrizo Oil & Gas, Inc.                                607,217   12,211,134
#*  Chesapeake Energy Corp.                              4,962,107   17,367,374
#*  Clean Energy Fuels Corp.                               784,444    1,231,577
*   Cloud Peak Energy, Inc.                                756,034    3,780,170
#*  CNX Resources Corp.                                    769,593   10,781,998
#*  CONSOL Energy, Inc.                                     56,003    1,816,177
#*  Contango Oil & Gas Co.                                 292,340    1,198,594
#   CVR Energy, Inc.                                        95,482    3,417,301
*   Dawson Geophysical Co.                                 285,692    1,822,715
#   Delek US Holdings, Inc.                                807,460   28,172,279

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#*  Denbury Resources, Inc.                                 705,438 $ 1,714,214
#   DHT Holdings, Inc.                                      743,047   2,570,943
#*  Diamond Offshore Drilling, Inc.                         332,885   5,885,407
#*  Dorian LPG, Ltd.                                         99,295     758,614
#*  Dril-Quip, Inc.                                         415,753  21,473,642
#*  Earthstone Energy, Inc. Class A                          47,408     473,132
*   Eclipse Resources Corp.                                 131,305     280,993
*   ENGlobal Corp.                                           12,866      10,608
#   EnLink Midstream LLC                                    747,574  13,904,876
#   Ensco P.L.C. Class A                                  3,970,709  23,427,183
*   Era Group, Inc.                                         177,927   1,802,400
    Evolution Petroleum Corp.                               201,893   1,544,481
*   Exterran Corp.                                          277,758   8,021,651
#*  Extraction Oil & Gas, Inc.                              162,493   2,291,151
#*  Fairmount Santrol Holdings, Inc.                          7,375      41,079
#*  Forum Energy Technologies, Inc.                       1,085,932  18,352,251
#   Frank's International NV                                194,891   1,348,646
#   GasLog, Ltd.                                            467,750   9,448,550
*   Geospace Technologies Corp.                              91,915   1,264,750
#   Green Plains, Inc.                                      290,653   5,086,427
#   Gulf Island Fabrication, Inc.                           141,912   1,830,665
*   Gulfport Energy Corp.                                 1,446,269  14,708,556
#*  Halcon Resources Corp.                                  342,237   2,734,474
    Hallador Energy Co.                                      23,799     166,117
#*  Helix Energy Solutions Group, Inc.                    1,753,363  13,202,823
#*  Hornbeck Offshore Services, Inc.                        216,380     735,692
#*  Independence Contract Drilling, Inc.                     31,872     146,611
#*  International Seaways, Inc.                              37,098     619,166
#*  ION Geophysical Corp.                                    62,872   1,103,404
*   Key Energy Services, Inc.                                 1,400      20,734
#*  Kosmos Energy, Ltd.                                   3,601,957  24,889,523
#*  Laredo Petroleum, Inc.                                1,618,778  15,750,710
#*  Lonestar Resources US Inc. Class A                       15,901      64,558
#*  Matador Resources Co.                                 1,114,338  36,115,695
*   Matrix Service Co.                                      235,041   4,207,234
#*  McDermott International, Inc.                         2,768,793  24,310,003
#*  Mitcham Industries, Inc.                                112,906     424,527
#   Nabors Industries, Ltd.                               3,650,327  28,618,564
    NACCO Industries, Inc. Class A                           46,889   1,971,682
*   Natural Gas Services Group, Inc.                         78,009   2,149,148
#*  Newpark Resources, Inc.                               1,287,910  11,719,981
#*  Noble Corp. P.L.C.                                    2,597,737  12,183,387
#   Nordic American Offshore, Ltd.                              129         158
*   Oasis Petroleum, Inc.                                 2,899,527  25,109,904
#   Oceaneering International, Inc.                         990,983  20,493,528
#*  Oil States International, Inc.                          521,135  16,676,320
*   Overseas Shipholding Group, Inc. Class A                173,818     366,756
*   Pacific Ethanol, Inc.                                   336,508   1,413,334
    Panhandle Oil and Gas, Inc. Class A                     123,164   2,506,387
#*  Par Pacific Holdings, Inc.                              195,018   3,555,178
#*  Parker Drilling Co.                                     778,214     887,164
#   PBF Energy, Inc. Class A                              1,320,944  42,706,120
#*  PDC Energy, Inc.                                        671,392  34,811,675

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   Peabody Energy Corp.                                   659,858 $ 26,664,862
*   Penn Virginia Corp.                                     19,444      821,315
*   PHI, Inc. Non-Voting                                   111,022    1,275,643
*   PHI, Inc. Voting                                         4,419       54,884
*   Pioneer Energy Services Corp.                        1,154,990    3,753,717
*   QEP Resources, Inc.                                  1,790,182   16,756,104
    Range Resources Corp.                                  497,914    7,095,274
#*  Renewable Energy Group, Inc.                           540,496    5,783,307
#*  Resolute Energy Corp.                                   17,336      588,037
#*  REX American Resources Corp.                            52,182    4,260,660
#*  RigNet, Inc.                                           101,827    1,680,145
#*  Ring Energy, Inc.                                      435,941    6,015,986
#*  Rowan Cos. P.L.C. Class A                            1,193,355   17,566,186
#*  Sanchez Energy Corp.                                   159,346      788,763
#*  SandRidge Energy, Inc.                                  32,090      574,090
#   Scorpio Tankers, Inc.                                2,517,032    6,695,305
*   SEACOR Holdings, Inc.                                  154,933    7,216,779
#*  SEACOR Marine Holdings, Inc.                           108,516    1,623,399
#   SemGroup Corp. Class A                                 759,364   21,755,779
#   Ship Finance International, Ltd.                       497,991    7,619,262
*   SilverBow Resources, Inc.                                3,642      111,809
#   SM Energy Co.                                        1,079,094   25,196,845
*   Southwestern Energy Co.                              4,170,782   17,684,116
#*  SRC Energy, Inc.                                     3,217,843   32,017,538
#*  Stone Energy Corp.                                      83,090    3,002,873
#*  Superior Energy Services, Inc.                       1,389,186   14,516,994
#   Teekay Corp.                                            23,447      191,328
#   Teekay Tankers, Ltd. Class A                            87,732      111,420
*   TETRA Technologies, Inc.                             1,122,425    4,310,112
*   Tidewater, Inc.                                          1,771       49,499
#*  Transocean, Ltd.                                       260,760    2,813,600
#*  Ultra Petroleum Corp.                                1,177,221    8,217,003
#*  Unit Corp.                                             587,380   14,232,217
#   US Silica Holdings, Inc.                               704,641   23,457,499
*   W&T Offshore, Inc.                                     980,796    4,747,053
#*  Weatherford International P.L.C.                       138,776      546,777
#*  Westmoreland Coal Co.                                  164,999      178,199
#*  Whiting Petroleum Corp.                                855,651   23,889,776
*   Willbros Group, Inc.                                   483,855      537,079
    World Fuel Services Corp.                              328,301    9,156,315
                                                                   ------------
Total Energy                                                        936,448,618
                                                                   ------------
Financials -- (17.0%)
    1st Constitution Bancorp                                 2,850       55,148
    1st Source Corp.                                       221,065   11,559,489
#   A-Mark Precious Metals, Inc.                            75,514    1,018,684
    Access National Corp.                                   81,144    2,357,233
#*  Allegiance Bancshares, Inc.                              6,201      250,520
*   Ambac Financial Group, Inc.                            343,379    5,562,740
    American Equity Investment Life Holding Co.            786,081   25,940,673
    American National Bankshares, Inc.                      38,472    1,438,853
    American National Insurance Co.                         49,064    6,201,199

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    American River Bankshares                                 8,888 $   134,031
#   Ameris Bancorp                                          423,110  22,657,540
#   AMERISAFE, Inc.                                         232,169  14,104,267
    AmeriServ Financial, Inc.                               279,750   1,146,975
#   Amtrust Financial Services, Inc.                        205,525   2,758,145
    Argo Group International Holdings, Ltd.                 162,634   9,969,464
#   Arrow Financial Corp.                                    99,924   3,277,507
#   Artisan Partners Asset Management, Inc. Class A         480,615  18,816,077
    Aspen Insurance Holdings, Ltd.                          743,355  27,764,309
#   Associated Banc-Corp                                  1,454,036  35,987,391
*   Asta Funding, Inc.                                        5,727      40,375
    Atlantic American Corp.                                  20,640      77,400
*   Atlantic Capital Bancshares, Inc.                         9,637     172,020
*   Atlantic Coast Financial Corp.                            9,719     100,883
*   Atlanticus Holdings Corp.                                73,372     162,886
*   Atlas Financial Holdings, Inc.                           52,717   1,056,976
    Auburn National Bancorporation, Inc.                      2,786     104,754
#   Baldwin & Lyons, Inc. Class A                             1,471      33,877
    Baldwin & Lyons, Inc. Class B                            35,186     809,278
#   Banc of California, Inc.                                416,404   8,203,159
    BancFirst Corp.                                         205,352  11,448,374
*   Bancorp, Inc. (The)                                     616,839   6,519,988
#   BancorpSouth Bank                                     1,529,458  51,313,316
    Bank Mutual Corp.                                       330,963   3,442,015
#   Bank of Commerce Holdings                                15,909     184,544
#   Bank of Hawaii Corp.                                    374,126  31,303,122
    Bank of Marin Bancorp                                    16,187   1,112,047
    Bank of NT Butterfield & Son, Ltd. (The)                 30,541   1,227,443
    Bank of South Carolina Corp.                                462       8,894
    BankFinancial Corp.                                     134,611   2,137,623
    Bankwell Financial Group, Inc.                            1,154      38,544
    Banner Corp.                                            347,731  18,895,703
    Bar Harbor Bankshares                                    66,523   1,864,640
    BCB Bancorp, Inc.                                        30,065     455,485
    Bear State Financial, Inc.                               15,999     164,150
    Beneficial Bancorp, Inc.                                675,392  10,975,120
*   Berkshire Bancorp, Inc.                                  10,144     129,742
    Berkshire Hills Bancorp, Inc.                           384,840  14,604,678
    BGC Partners, Inc. Class A                            3,241,134  46,380,628
#   Blue Capital Reinsurance Holdings, Ltd.                  11,122     135,132
    Blue Hills Bancorp, Inc.                                 29,914     577,340
#*  BofI Holding, Inc.                                      508,652  18,296,212
    Boston Private Financial Holdings, Inc.               1,144,220  17,620,988
#   Bridge Bancorp, Inc.                                     69,800   2,394,140
    Brookline Bancorp, Inc.                                 730,492  11,687,872
    Bryn Mawr Bank Corp.                                    192,013   8,621,384
#*  BSB Bancorp, Inc.                                         5,910     180,846
    C&F Financial Corp.                                      11,093     607,342
    California First National Bancorp                        13,092     199,915
    Camden National Corp.                                   141,237   5,996,923
*   Cannae Holdings, Inc.                                    12,929     225,094
    Capital City Bank Group, Inc.                            61,226   1,501,874
    Capitol Federal Financial, Inc.                       1,911,335  25,000,262

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Carolina Financial Corp.                                 82,721 $ 3,411,414
    Cathay General Bancorp                                1,522,507  66,594,456
#   CenterState Banks Corp.                                 586,880  15,253,011
    Central Pacific Financial Corp.                         276,220   8,167,825
    Central Valley Community Bancorp                         11,762     228,065
    Century Bancorp, Inc. Class A                             9,285     744,193
    Charter Financial Corp.                                  64,450   1,239,373
#   Chemical Financial Corp.                                618,638  36,134,646
#   Citizens & Northern Corp.                                32,433     771,905
    Citizens Community Bancorp, Inc.                          1,592      21,667
    Citizens First Corp.                                        400       9,840
    Citizens Holding Co.                                      2,717      58,144
#*  Citizens, Inc.                                          201,927   1,601,281
#   City Holding Co.                                        150,502  10,354,538
#   Civista Bancshares, Inc.                                  2,014      44,570
    Clifton Bancorp, Inc.                                   188,587   3,079,626
    CNB Financial Corp.                                      57,804   1,556,662
    CNO Financial Group, Inc.                               862,479  21,208,359
    CoBiz Financial, Inc.                                   499,877  10,027,533
#   Codorus Valley Bancorp, Inc.                              6,363     174,028
#   Cohen & Steers, Inc.                                    212,931   8,681,197
    Colony Bankcorp, Inc.                                    10,672     153,143
#   Columbia Banking System, Inc.                         1,043,655  44,960,657
#   Community Bank System, Inc.                             603,320  32,156,956
#*  Community Bankers Trust Corp.                            40,031     330,256
    Community Trust Bancorp, Inc.                           162,789   7,699,920
#   Community West Bancshares                                 6,650      79,135
    ConnectOne Bancorp, Inc.                                221,146   6,446,406
#*  Consumer Portfolio Services, Inc.                       208,195     932,714
#*  Cowen, Inc.                                             125,183   1,621,120
    Crawford & Co. Class A                                  167,038   1,426,505
#   Crawford & Co. Class B                                  152,430   1,437,415
#*  Customers Bancorp, Inc.                                 342,834  10,507,862
#   CVB Financial Corp.                                   1,347,879  31,540,369
    Diamond Hill Investment Group, Inc.                      31,204   6,564,073
    Dime Community Bancshares, Inc.                         400,368   7,606,992
#   Donegal Group, Inc. Class A                             123,799   2,172,672
    Donegal Group, Inc. Class B                               5,267      77,952
#*  Donnelley Financial Solutions, Inc.                     304,981   6,541,842
    Eagle Bancorp Montana, Inc.                                 225       4,545
*   Eagle Bancorp, Inc.                                     344,355  21,694,365
#*  eHealth, Inc.                                           230,924   4,045,788
    EMC Insurance Group, Inc.                               104,259   2,945,317
    Employers Holdings, Inc.                                334,622  14,187,973
#*  Encore Capital Group, Inc.                              223,728   9,273,526
#*  Enova International, Inc.                               425,773   7,621,337
#*  Enstar Group, Ltd.                                       63,801  13,245,088
#*  Entegra Financial Corp.                                   8,461     238,600
#   Enterprise Bancorp, Inc.                                 13,655     458,125
    Enterprise Financial Services Corp.                     247,199  12,026,231
#*  Equity Bancshares, Inc. Class A                           8,836     318,184
    ESSA Bancorp, Inc.                                       48,102     774,442
*   Essent Group, Ltd.                                      158,270   7,362,720

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Evans Bancorp, Inc.                                       8,512 $   363,888
#   Evercore, Inc. Class A                                  512,710  51,552,990
#*  Ezcorp, Inc. Class A                                    460,890   5,438,502
    Farmers & Merchants Bancorop Inc.                           321      13,058
    Farmers Capital Bank Corp.                               30,703   1,206,628
#   Farmers National Banc Corp.                              47,644     695,602
#*  FB Financial Corp.                                       11,885     502,498
#   FBL Financial Group, Inc. Class A                       153,404  10,676,918
*   FCB Financial Holdings, Inc. Class A                    419,753  23,002,464
    Federal Agricultural Mortgage Corp. Class A               2,089     159,746
#   Federal Agricultural Mortgage Corp. Class C              63,989   5,135,117
#   Federated Investors, Inc. Class B                     1,156,752  40,116,159
    Federated National Holding Co.                          150,269   2,228,489
#   Fidelity Southern Corp.                                 278,130   6,663,995
#   Financial Engines, Inc.                                 446,717  12,709,099
    Financial Institutions, Inc.                            141,883   4,419,655
*   First Acceptance Corp.                                   13,967      16,202
*   First BanCorp(2296926)                                1,474,100   8,844,600
    First Bancorp(2351494)                                  264,167   9,615,679
    First Bancorp, Inc.                                      57,823   1,627,717
    First Bancshares, Inc. (The)                              1,521      48,900
    First Bank                                                2,938      40,838
    First Busey Corp.                                       441,579  13,680,117
#   First Business Financial Services, Inc.                  22,998     562,761
#   First Citizens BancShares, Inc. Class A                   4,226   1,797,783
    First Commonwealth Financial Corp.                      897,703  12,989,762
    First Community Bancshares, Inc.                        123,585   3,420,833
    First Connecticut Bancorp, Inc.                          44,051   1,107,883
    First Defiance Financial Corp.                           62,596   3,477,834
#   First Financial Bancorp                                 722,195  20,582,557
#   First Financial Bankshares, Inc.                        495,398  23,011,237
    First Financial Corp.                                    50,310   2,329,353
    First Financial Northwest, Inc.                          82,190   1,310,109
*   First Foundation, Inc.                                   71,091   1,382,720
    First Horizon National Corp.                            302,223   6,002,149
#   First Internet Bancorp                                    9,334     349,558
    First Interstate Bancsystem, Inc. Class A               386,341  16,168,371
    First Merchants Corp.                                   494,076  21,324,320
    First Mid-Illinois Bancshares, Inc.                       1,762      67,837
    First Midwest Bancorp, Inc.                           1,289,050  32,045,783
*   First Northwest Bancorp                                  15,107     256,064
#   First of Long Island Corp. (The)                        121,416   3,411,790
*   First United Corp.                                       10,450     181,308
    First US Bancshares, Inc.                                   878      10,975
#   FirstCash, Inc.                                         672,030  49,125,393
#*  Flagstar Bancorp, Inc.                                  390,751  14,555,475
#   Flushing Financial Corp.                                277,930   7,826,509
#   FNB Bancorp                                                 645      22,956
#   FNB Corp.                                               838,111  12,026,893
#*  Franklin Financial Network, Inc.                         52,791   1,702,510
    FS Bancorp, Inc.                                          1,977     113,381
#   Fulton Financial Corp.                                2,145,209  39,042,804
#   Gain Capital Holdings, Inc.                             352,767   2,575,199

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    GAMCO Investors, Inc. Class A                            36,911 $ 1,088,136
*   Genworth Financial, Inc. Class A                        673,113   2,059,726
#   German American Bancorp, Inc.                           129,094   4,478,271
#   Glacier Bancorp, Inc.                                   932,686  36,579,945
*   Global Indemnity, Ltd.                                   70,461   2,984,023
*   Great Elm Capital Group, Inc.                             1,125       4,359
    Great Southern Bancorp, Inc.                            121,802   6,181,451
#   Great Western Bancorp, Inc.                             372,616  15,705,764
*   Green Bancorp, Inc.                                     151,062   3,602,829
*   Green Dot Corp. Class A                                 646,636  39,612,921
#   Greenhill & Co., Inc.                                   288,130   5,344,811
#*  Greenlight Capital Re, Ltd. Class A                     315,544   6,389,766
    Guaranty Bancorp                                        166,538   4,721,352
    Guaranty Federal Bancshares, Inc.                         2,800      60,676
*   Hallmark Financial Services, Inc.                       141,246   1,430,822
    Hancock Holding Co.                                     405,307  21,764,986
    Hanmi Financial Corp.                                   421,477  13,276,525
    Hanover Insurance Group, Inc. (The)                      53,484   6,051,715
#*  HarborOne Bancorp, Inc.                                   5,604     103,450
    Hawthorn Bancshares, Inc.                                   848      17,766
#   HCI Group, Inc.                                         190,304   6,651,125
#*  Health Insurance Innovations, Inc. Class A               55,557   1,441,704
#   Heartland Financial USA, Inc.                           238,795  12,691,954
    Heritage Commerce Corp.                                 387,700   6,207,077
    Heritage Financial Corp.                                266,964   8,222,491
#   Heritage Insurance Holdings, Inc.                        63,764   1,085,901
    Hilltop Holdings, Inc.                                1,076,042  28,181,540
#   Hingham Institution for Savings                           6,868   1,488,433
*   HMN Financial, Inc.                                      31,110     595,756
    Home Bancorp, Inc.                                        1,182      50,661
#   Home BancShares, Inc.                                 1,202,921  28,882,133
*   HomeStreet, Inc.                                        285,125   8,396,931
*   HomeTrust Bancshares, Inc.                               51,389   1,302,711
    Hope Bancorp, Inc.                                    1,822,097  34,692,727
#   HopFed Bancorp, Inc.                                      7,872     117,529
    Horace Mann Educators Corp.                             285,898  11,807,587
#   Horizon Bancorp                                         143,040   4,355,568
#   Houlihan Lokey, Inc.                                    108,547   5,177,692
#*  Howard Bancorp, Inc.                                      3,282      68,922
    Iberiabank Corp.                                        159,430  13,471,835
#*  Impac Mortgage Holdings, Inc.                            10,194      93,785
#   Independence Holding Co.                                    700      20,510
    Independent Bank Corp.(2447821)                         304,213  21,705,598
    Independent Bank Corp.(2492133)                          26,058     600,637
#   Independent Bank Group, Inc.                             94,801   6,801,972
    Infinity Property & Casualty Corp.                       46,947   4,753,384
#   Interactive Brokers Group, Inc. Class A                 724,041  46,331,384
    International Bancshares Corp.                          740,864  30,745,856
*   INTL. FCStone, Inc.                                     186,191   8,099,308
    Investar Holding Corp.                                    1,068      26,967
#   Investment Technology Group, Inc.                       229,192   4,895,541
    Investors Title Co.                                       8,683   1,688,843
    James River Group Holdings, Ltd.                        132,891   5,049,858

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
#          Janus Henderson Group P.L.C.                    285,407 $11,239,328
#          Kearny Financial Corp.                          557,228   7,689,746
           Kemper Corp.                                    494,737  32,083,694
#          Kentucky First Federal Bancorp                   11,174      97,773
#          Kingstone Cos., Inc.                             55,926   1,171,650
           Kinsale Capital Group, Inc.                       1,108      52,874
#          Ladenburg Thalmann Financial Services, Inc.     736,958   2,291,939
           Lake Shore Bancorp, Inc.                            537       8,780
           Lakeland Bancorp, Inc.                          430,459   8,652,226
#          Lakeland Financial Corp.                        266,440  12,807,771
           Landmark Bancorp, Inc.                            5,397     154,354
           LegacyTexas Financial Group, Inc.               613,270  27,008,411
           Legg Mason, Inc.                                341,341  14,547,953
#*         LendingClub Corp.                             3,190,664  11,677,830
#*         LendingTree, Inc.                               114,834  42,241,687
           Live Oak Bancshares, Inc.                         5,064     136,222
           LPL Financial Holdings, Inc.                     83,555   4,984,891
           Macatawa Bank Corp.                             259,412   2,687,508
#          Mackinac Financial Corp.                         37,317     600,804
*          Magyar Bancorp, Inc.                              1,800      22,788
#          Maiden Holdings, Ltd.                           829,799   5,850,083
           MainSource Financial Group, Inc.                245,634   9,665,698
*          Malvern Bancorp, Inc.                             3,111      74,353
#          Manning & Napier, Inc.                          150,244     585,952
           Marlin Business Services Corp.                  123,587   2,929,012
           MB Financial, Inc.                              654,159  27,984,922
#*         MBIA, Inc.                                      980,476   7,196,694
           MBT Financial Corp.                              86,444     972,495
           Mercantile Bank Corp.                            87,427   3,050,328
#          Mercury General Corp.                           622,919  30,491,885
#          Meridian Bancorp, Inc.                          522,572  10,686,597
#          Meta Financial Group, Inc.                      102,297  11,968,749
*          MGIC Investment Corp.                           429,544   6,365,842
#          Mid Penn Bancorp, Inc.                            2,649      87,020
#          Midland States Bancorp, Inc.                      5,184     166,355
           MidSouth Bancorp, Inc.                           60,954     862,499
           MidWestOne Financial Group, Inc.                  6,314     208,867
#          Moelis & Co. Class A                            256,380  13,254,846
           Morningstar, Inc.                                54,348   5,223,930
           MSB Financial Corp.                               1,139      19,989
           MutualFirst Financial, Inc.                      24,516     920,576
           National Bank Holdings Corp. Class A            304,322  10,115,663
#          National Bankshares, Inc.                           236      10,290
*          National Commerce Corp.                          15,673     710,771
#          National General Holdings Corp.                 618,443  12,381,229
#          National Western Life Group, Inc. Class A         8,702   2,818,578
#*         Nationstar Mortgage Holdings, Inc.               45,574     808,483
           Navient Corp.                                 1,536,005  21,888,071
           Navigators Group, Inc. (The)                    185,916   9,035,518
#          NBT Bancorp, Inc.                               465,926  17,197,329
           Nelnet, Inc. Class A                            299,407  15,602,099
(degrees)  NewStar Financial, Inc.                         274,446     148,201
*          Nicholas Financial, Inc.                         52,917     482,074

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Nicolet Bankshares, Inc.                                  3,039 $   164,987
#*  NMI Holdings, Inc. Class A                              431,252   7,913,474
#   Northeast Bancorp                                        10,696     239,056
#   Northfield Bancorp, Inc.                                497,069   8,340,818
    Northrim BanCorp, Inc.                                   54,845   1,834,565
#   Northwest Bancshares, Inc.                            1,397,885  23,554,362
#   Norwood Financial Corp.                                   2,944      92,471
#   OceanFirst Financial Corp.                              322,671   8,534,648
#*  Ocwen Financial Corp.                                   780,649   2,630,787
#   OFG Bancorp                                             390,829   4,455,451
#   Ohio Valley Banc Corp.                                    6,595     271,055
#   Old Line Bancshares, Inc.                                28,347     897,749
    Old National Bancorp                                  1,601,377  27,703,822
    Old Second Bancorp, Inc.                                 78,099   1,148,055
    OM Asset Management P.L.C.                              269,800   4,826,722
#*  On Deck Capital, Inc.                                   174,973     787,378
*   OneMain Holdings, Inc.                                   29,873     977,146
    Oppenheimer Holdings, Inc. Class A                       64,697   1,779,167
#   Opus Bank                                               167,689   4,544,372
#   Oritani Financial Corp.                                 492,296   8,221,343
    Orrstown Financial Services, Inc.                         1,300      32,695
*   Pacific Mercantile Bancorp                               94,917     821,032
#*  Pacific Premier Bancorp, Inc.                           431,502  17,583,706
#   Park National Corp.                                      82,401   8,653,753
    Patriot National Bancorp, Inc.                              310       5,534
    Peapack Gladstone Financial Corp.                       124,194   4,411,371
#   Penns Woods Bancorp, Inc.                                19,544     837,851
*   PennyMac Financial Services, Inc. Class A               251,268   5,578,150
    People's Utah Bancorp                                    46,522   1,470,095
#   Peoples Bancorp of North Carolina, Inc.                   4,704     148,176
    Peoples Bancorp, Inc.                                   142,354   5,069,226
#*  PHH Corp.                                               872,385   7,825,293
    Piper Jaffray Cos.                                       65,156   6,013,899
#   PJT Partners, Inc. Class A                               63,966   3,028,790
#   Popular, Inc.                                           750,432  30,497,556
#*  PRA Group, Inc.                                         585,899  20,945,889
    Preferred Bank                                          142,893   9,205,167
    Premier Financial Bancorp, Inc.                          44,600     848,292
    Primerica, Inc.                                         489,930  49,482,930
    ProAssurance Corp.                                      695,735  38,056,704
    Provident Financial Holdings, Inc.                       66,843   1,223,227
    Provident Financial Services, Inc.                      509,022  13,392,369
#   Prudential Bancorp, Inc.                                 12,518     216,687
    Pzena Investment Management, Inc. Class A               146,059   1,827,198
    QCR Holdings, Inc.                                       59,812   2,622,756
*   Regional Management Corp.                               102,490   2,906,616
    Renasant Corp.                                          497,358  21,421,209
    Republic Bancorp, Inc. Class A                           87,570   3,374,948
#*  Republic First Bancorp, Inc.                            127,737   1,130,472
    Riverview Bancorp, Inc.                                 117,156   1,122,354
#   RLI Corp.                                               479,431  30,808,236
#   S&T Bancorp, Inc.                                       311,613  12,576,701
*   Safeguard Scientifics, Inc.                             340,357   4,254,462

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Safety Insurance Group, Inc.                            185,630 $14,414,169
    Salisbury Bancorp, Inc.                                   2,458     108,644
    Sandy Spring Bancorp, Inc.                              264,658  10,009,366
    SB Financial Group, Inc.                                    790      14,260
*   Seacoast Banking Corp. of Florida                       361,139   9,313,775
*   Security National Financial Corp. Class A                 1,905       8,381
#*  Select Bancorp, Inc.                                      2,400      30,960
#   Selective Insurance Group, Inc.                         763,279  44,461,002
#   ServisFirst Bancshares, Inc.                            362,889  15,393,751
    Shore Bancshares, Inc.                                   27,541     501,797
    SI Financial Group, Inc.                                 16,487     238,237
    Sierra Bancorp                                          117,804   3,225,474
#   Silvercrest Asset Management Group, Inc. Class A         20,835     312,525
    Simmons First National Corp. Class A                    441,426  25,977,920
#*  SmartFinancial, Inc.                                        500      10,900
    South State Corp.                                       351,056  31,103,562
*   Southern First Bancshares, Inc.                          34,209   1,489,802
    Southern Missouri Bancorp, Inc.                          10,354     396,869
#   Southern National Bancorp of Virginia, Inc.              23,601     386,820
#   Southside Bancshares, Inc.                              314,920  10,811,204
    Southwest Georgia Financial Corp.                         1,844      39,923
#   State Auto Financial Corp.                              176,609   5,257,650
    State Bank Financial Corp.                              248,225   7,573,345
#   Sterling Bancorp                                      3,005,478  74,385,580
    Stewart Information Services Corp.                      368,410  16,397,929
#   Stifel Financial Corp.                                  480,639  32,452,745
#   Stock Yards Bancorp, Inc.                               199,619   7,176,303
#   Summit Financial Group, Inc.                              3,966     101,926
    Summit State Bank                                           243       3,147
    Sun Bancorp, Inc.                                        89,138   2,183,881
    Sussex Bancorp                                           12,627     367,446
    TCF Financial Corp.                                   2,155,314  46,231,485
    Territorial Bancorp, Inc.                                64,220   1,944,582
#*  Texas Capital Bancshares, Inc.                          180,253  17,087,984
*   Third Point Reinsurance, Ltd.                            63,552     905,616
    Timberland Bancorp, Inc.                                 76,160   2,124,864
    Tiptree, Inc.                                           303,359   1,865,658
#   Tompkins Financial Corp.                                143,726  11,838,711
#   Towne Bank                                              528,446  16,144,032
#   Trico Bancshares                                        209,733   7,755,926
#*  TriState Capital Holdings, Inc.                         176,420   4,242,901
*   Triumph Bancorp, Inc.                                    53,276   2,051,126
#   TrustCo Bank Corp. NY                                 1,126,156   9,684,942
#   Trustmark Corp.                                         896,002  28,483,904
    UMB Financial Corp.                                     475,364  36,213,230
*   Unico American Corp.                                     11,600      96,860
#   Union Bankshares Corp.                                  440,867  16,642,729
#   Union Bankshares, Inc.                                    2,252     121,721
    United Bancshares, Inc.                                     900      19,800
#   United Bankshares, Inc.                                 673,260  24,775,968
    United Community Banks, Inc.                            890,913  28,224,124
    United Community Financial Corp.                        529,475   5,162,381
    United Financial Bancorp, Inc.                          442,884   7,422,736

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Fire Group, Inc.                              144,225 $    6,257,923
#   United Insurance Holdings Corp.                      295,182      5,702,916
    United Security Bancshares                            36,061        398,474
#   Unity Bancorp, Inc.                                   22,475        461,861
#   Universal Insurance Holdings, Inc.                   323,556      9,512,546
    Univest Corp. of Pennsylvania                        225,156      6,304,368
    Validus Holdings, Ltd.                               267,216     18,090,523
#   Valley National Bancorp                            2,849,082     35,812,961
    Value Line, Inc.                                      26,515        509,883
*   Veritex Holdings, Inc.                                92,924      2,649,263
#   Virtu Financial, Inc. Class A                        187,233      3,576,150
#   Virtus Investment Partners, Inc.                     100,075     12,809,600
#   Waddell & Reed Financial, Inc. Class A               960,621     22,094,283
*   Walker & Dunlop, Inc.                                370,541     17,211,629
    Washington Federal, Inc.                             822,779     29,537,766
#   Washington Trust Bancorp, Inc.                       178,355      9,595,499
    Waterstone Financial, Inc.                           190,759      3,261,979
#   Webster Financial Corp.                               98,142      5,556,800
    WesBanco, Inc.                                       401,441     16,463,095
    West Bancorporation, Inc.                            121,930      3,121,408
#   Westamerica Bancorporation                           199,313     11,833,213
    Western New England Bancorp, Inc.                    214,443      2,326,707
    Westwood Holdings Group, Inc.                         99,066      6,485,851
    White Mountains Insurance Group, Ltd.                    729        612,287
    Wintrust Financial Corp.                             358,806     30,821,435
#   WisdomTree Investments, Inc.                       1,151,352     13,344,170
#*  World Acceptance Corp.                                84,633      9,990,926
    WSFS Financial Corp.                                 296,577     15,155,085
    WVS Financial Corp.                                    4,423         75,058
                                                                 --------------
Total Financials                                                  3,606,530,209
                                                                 --------------
Health Care -- (7.2%)
#   Abaxis, Inc.                                         212,152     15,200,691
#*  Acadia Healthcare Co., Inc.                          226,982      7,735,547
#*  Accuray, Inc.                                        618,961      3,497,130
    Aceto Corp.                                          284,601      3,133,457
#*  Achillion Pharmaceuticals, Inc.                    1,002,112      2,655,597
#*  Acorda Therapeutics, Inc.                            452,823     11,750,757
#*  Adamas Pharmaceuticals, Inc.                          29,685      1,123,280
*   Addus HomeCare Corp.                                 220,612      7,908,940
#*  Advaxis, Inc.                                          4,866         14,403
*   Adverum Biotechnologies, Inc.                        111,930        817,089
*   Affimed NV                                            44,563         60,160
#*  Agile Therapeutics, Inc.                              24,105         79,064
#*  Akorn, Inc.                                          178,894      5,763,965
#*  Alder Biopharmaceuticals, Inc.                       299,954      4,244,349
#*  Aldeyra Therapeutics, Inc.                             6,404         47,870
*   Allscripts Healthcare Solutions, Inc.              2,551,593     38,044,252
#*  Almost Family, Inc.                                  187,544     10,699,385
#*  AMAG Pharmaceuticals, Inc.                            62,760        900,606
#*  Amedica Corp.                                          2,903          9,609
#*  Amedisys, Inc.                                       323,345     17,337,759

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  American Renal Associates Holdings, Inc.                 12,832 $   242,653
*   American Shared Hospital Services                        10,189      27,510
#*  AMN Healthcare Services, Inc.                           517,918  27,786,301
#*  Amphastar Pharmaceuticals, Inc.                         253,250   4,720,580
    Analogic Corp.                                          154,950  12,845,355
*   AngioDynamics, Inc.                                     294,483   5,126,949
#*  ANI Pharmaceuticals, Inc.                               153,391  10,301,740
#*  Anika Therapeutics, Inc.                                202,507  13,511,267
#*  Applied Genetic Technologies Corp.                       20,329     100,629
#*  Aptevo Therapeutics, Inc.                               211,152     715,805
#*  Aquinox Pharmaceuticals, Inc.                            10,927     141,286
#*  Aralez Pharmaceuticals, Inc.                             90,122     154,109
#*  Aratana Therapeutics, Inc.                              246,574   1,141,638
#*  Ardelyx, Inc.                                           166,307   1,205,726
#*  Arrowhead Pharmaceuticals, Inc.                          11,679      72,176
#*  Assembly Biosciences, Inc.                               11,157     526,387
    Atrion Corp.                                             10,742   6,180,947
#*  Bellicum Pharmaceuticals, Inc.                           30,582     185,939
#*  BioScrip, Inc.                                          254,590     710,306
*   BioSpecifics Technologies Corp.                         102,811   4,402,367
#*  BioTelemetry, Inc.                                      426,762  14,573,922
#*  BioTime, Inc.                                             3,337       9,711
#*  Bovie Medical Corp.                                      27,437      65,300
*   Brookdale Senior Living, Inc.                         1,802,320  17,122,040
*   Calithera Biosciences, Inc.                              65,941     527,528
#*  Cambrex Corp.                                           348,547  19,640,623
#*  Cancer Genetics, Inc.                                     8,500      17,000
    Cantel Medical Corp.                                    420,248  46,618,111
#*  Capital Senior Living Corp.                             541,082   6,103,405
#*  Cascadian Therapeutics, Inc.                            166,951   1,679,527
#*  Castlight Health, Inc. Class B                            7,439      27,524
*   Catabasis Pharmaceuticals, Inc.                          31,025      46,227
#*  Catalyst Biosciences, Inc.                               49,140   1,247,665
#*  Celldex Therapeutics, Inc.                              456,053   1,258,706
*   Cellular Biomedicine Group, Inc.                          3,935      81,651
#   Chemed Corp.                                            153,299  39,945,120
*   Chimerix, Inc.                                          369,864   1,771,649
#*  Cidara Therapeutics, Inc.                                 1,800      12,870
*   Civitas Solutions, Inc.                                  60,037   1,053,649
#*  Clearside Biomedical, Inc.                                1,520       9,880
#*  Community Health Systems, Inc.                        1,134,155   6,407,976
#   Computer Programs & Systems, Inc.                        74,557   2,232,982
#*  Concert Pharmaceuticals, Inc.                           120,020   2,410,002
#*  ConforMIS, Inc.                                          32,332      44,941
#   CONMED Corp.                                            205,768  11,889,275
#*  Corcept Therapeutics, Inc.                              167,602   3,857,360
*   CorVel Corp.                                            179,589   9,275,772
#*  Corvus Pharmaceuticals, Inc.                             24,691     207,898
#*  Cotiviti Holdings, Inc.                                 255,875   8,955,625
#*  Cross Country Healthcare, Inc.                          355,066   4,974,475
#*  CryoLife, Inc.                                          462,341   8,715,128
*   Cumberland Pharmaceuticals, Inc.                        138,305     941,857
#*  Cutera, Inc.                                            180,682   8,961,827

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  CynergisTek, Inc.                                        13,560 $    72,004
#*  Cytokinetics, Inc.                                       27,925     256,910
#*  Depomed, Inc.                                           770,250   5,661,337
    Digirad Corp.                                           125,409     294,711
#*  Diplomat Pharmacy, Inc.                                 109,942   2,967,335
#*  Eagle Pharmaceuticals, Inc.                               5,850     349,654
*   Electromed, Inc.                                         35,357     198,706
*   Emergent BioSolutions, Inc.                             434,093  21,179,397
#*  Enanta Pharmaceuticals, Inc.                            233,098  19,801,675
#*  Endo International P.L.C.                             2,383,044  16,466,834
#   Ensign Group, Inc. (The)                                515,129  11,863,421
#*  Envision Healthcare Corp.                               298,970  10,759,930
*   Enzo Biochem, Inc.                                      692,415   5,096,174
#*  Esperion Therapeutics, Inc.                               2,300     166,773
#*  Evolent Health, Inc. Class A                            278,163   3,922,098
*   Exactech, Inc.                                           88,070   4,412,307
#*  Fate Therapeutics, Inc.                                  15,800     144,412
#*  Five Prime Therapeutics, Inc.                           367,521   7,350,420
*   FONAR Corp.                                              22,591     554,609
#*  Globus Medical, Inc. Class A                            737,230  33,942,069
*   Haemonetics Corp.                                       507,985  32,841,230
#*  Halyard Health, Inc.                                    481,167  23,485,761
*   Harvard Bioscience, Inc.                                215,072   1,010,838
#*  HealthEquity, Inc.                                      269,522  13,643,204
*   HealthStream, Inc.                                      318,530   7,491,826
#*  Heska Corp.                                              74,020   5,769,859
*   HMS Holdings Corp.                                      884,835  15,157,224
#*  Horizon Pharma P.L.C.                                 2,442,154  35,533,341
#*  Icad, Inc.                                                4,807      15,623
*   ICU Medical, Inc.                                       135,666  31,060,731
#*  Ignyta, Inc.                                              7,083     190,533
#*  Impax Laboratories, Inc.                                865,210  16,828,334
#*  Infinity Pharmaceuticals, Inc.                           85,360     174,988
*   InfuSystem Holdings, Inc.                                 8,732      20,084
#*  Innoviva, Inc.                                          345,260   5,037,343
*   Inogen, Inc.                                            201,007  24,490,693
#*  Inovalon Holdings, Inc. Class A                           2,445      31,785
#*  Inovio Pharmaceuticals, Inc.                             41,542     189,432
#*  Insys Therapeutics, Inc.                                 79,972     756,535
*   Integer Holdings Corp.                                  319,518  16,023,828
#*  Integra LifeSciences Holdings Corp.                     626,419  32,987,225
#*  Intellia Therapeutics, Inc.                              28,982     744,837
#*  Intra-Cellular Therapies, Inc.                          197,593   3,363,033
#*  Intrexon Corp.                                           14,359     186,667
#   Invacare Corp.                                          403,283   7,420,407
*   Invitae Corp.                                               575       3,962
#*  iRadimed Corp.                                            1,100      16,280
*   IRIDEX Corp.                                             50,265     369,950
*   Juniper Pharmaceuticals, Inc.                            22,799     180,112
#*  Juno Therapeutics, Inc.                                 160,292  13,754,657
#*  Karyopharm Therapeutics, Inc.                            73,020     863,096
    Kewaunee Scientific Corp.                                11,435     331,615
#*  Kindred Biosciences, Inc.                               401,249   3,510,929

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#   Kindred Healthcare, Inc.                              1,081,575 $ 9,950,490
#*  Lannett Co., Inc.                                       250,763   5,103,027
*   Lantheus Holdings, Inc.                                 348,576   8,017,248
#   LeMaitre Vascular, Inc.                                 380,783  13,251,248
#*  LHC Group, Inc.                                         205,161  12,884,111
#*  LifePoint Health, Inc.                                  403,549  19,955,498
#*  Ligand Pharmaceuticals, Inc.                             96,031  15,136,406
#*  Lipocine, Inc.                                           19,313      25,493
*   LivaNova P.L.C.                                         365,822  31,296,072
#   Luminex Corp.                                           484,630   9,784,680
#*  MacroGenics, Inc.                                       136,336   3,077,104
*   Magellan Health, Inc.                                   229,681  22,876,228
#*  Mallinckrodt P.L.C.                                     485,693   8,771,616
#*  MannKind Corp.                                           25,021      68,057
#*  Marinus Pharmaceuticals, Inc.                             4,697      34,852
#*  MEI Pharma, Inc.                                         25,224      54,988
#*  Melinta Therapeutics, Inc.                              118,245   1,649,518
#   Meridian Bioscience, Inc.                               570,669   8,930,970
*   Merit Medical Systems, Inc.                             553,277  25,699,717
#   Merrimack Pharmaceuticals, Inc.                          56,750     595,875
*   Micron Solutions, Inc.                                    6,674      23,359
#*  MiMedx Group, Inc.                                        3,062      51,289
#*  Minerva Neurosciences, Inc.                              13,548      86,707
*   Miragen Therapeutics, Inc.                               34,221     256,657
#*  Mirati Therapeutics, Inc.                                38,591     999,507
#*  Misonix, Inc.                                            84,964     751,931
#*  Molina Healthcare, Inc.                                  84,428   7,713,342
#*  Momenta Pharmaceuticals, Inc.                           321,737   5,469,529
#*  Myriad Genetics, Inc.                                   717,374  26,456,753
#*  Nabriva Therapeutics P.L.C.                              18,811     121,707
    National HealthCare Corp.                                51,781   3,229,581
#   National Research Corp. Class A                         105,310   3,964,921
    National Research Corp. Class B                          14,736     825,511
#*  Natus Medical, Inc.                                     347,499  10,789,844
*   Neogen Corp.                                            345,092  20,370,781
#*  NeoGenomics, Inc.                                       208,051   1,606,154
*   Neurotrope, Inc.                                         12,308      85,048
#*  NewLink Genetics Corp.                                   20,399     168,292
#*  NuVasive, Inc.                                          390,609  19,089,062
*   Nuvectra Corp.                                          179,473   1,457,321
*   Ocular Therapeutix, Inc.                                 17,528      95,878
#*  Omnicell, Inc.                                          397,763  19,510,275
*   Ophthotech Corp.                                         37,012     108,075
#*  OPKO Health, Inc.                                     1,168,985   5,213,673
*   OraSure Technologies, Inc.                            1,205,219  26,225,565
*   Orthofix International NV                               225,885  12,974,834
#*  Otonomy, Inc.                                           192,168   1,114,574
#   Owens & Minor, Inc.                                     679,419  14,308,564
#*  Pain Therapeutics, Inc.                                   6,279      44,016
#   Patterson Cos., Inc.                                    472,917  16,972,991
#*  PDL BioPharma, Inc.                                   1,123,882   3,101,914
#*  Pfenex, Inc.                                             31,157     104,064
    Phibro Animal Health Corp. Class A                      161,186   5,488,383

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  Prestige Brands Holdings, Inc.                          581,758 $24,334,937
*   ProPhase Labs, Inc.                                         259         642
#*  Proteostasis Therapeutics, Inc.                           1,804       8,353
*   Providence Service Corp. (The)                          187,004  12,029,967
    Psychemedics Corp.                                       50,592   1,012,346
*   PTC Therapeutics, Inc.                                  112,394   2,954,838
*   Quality Systems, Inc.                                   675,794   8,785,322
*   Quidel Corp.                                            277,540  12,705,781
#*  Quorum Health Corp.                                     225,769   1,392,995
#*  R1 RCM, Inc.                                            200,956   1,034,923
#*  Ra Pharmaceuticals, Inc.                                 22,487     165,504
#*  RadNet, Inc.                                            565,862   5,743,499
#*  Recro Pharma, Inc.                                       62,023     534,018
#*  REGENXBIO, Inc.                                           3,628      97,230
#*  Repligen Corp.                                          197,272   6,977,511
#*  Retrophin, Inc.                                         344,981   8,248,496
*   RTI Surgical, Inc.                                      638,927   2,875,171
#*  Sangamo Therapeutics, Inc.                               83,578   1,742,601
#*  Savara, Inc.                                              2,000      23,720
#*  SCYNEXIS, Inc.                                           32,576      57,985
*   SeaSpine Holdings Corp.                                  99,276   1,091,043
*   Select Medical Holdings Corp.                         1,235,178  21,862,651
#*  Selecta Biosciences, Inc.                                 2,100      19,194
*   SELLAS Life Sciences Group, Inc.                          2,921      18,811
#*  Sierra Oncology, Inc.                                    17,887      54,555
#   Simulations Plus, Inc.                                  141,968   2,292,783
*   Sonoma Pharmaceuticals, Inc.                              2,032      10,363
#*  Spectrum Pharmaceuticals, Inc.                          844,142  18,182,819
#*  Stemline Therapeutics, Inc.                              70,785   1,129,021
#*  Sucampo Pharmaceuticals, Inc. Class A                   516,609   9,273,132
#*  Supernus Pharmaceuticals, Inc.                          478,161  18,672,187
#*  Surgery Partners, Inc.                                  223,277   3,471,957
*   Surmodics, Inc.                                         192,200   5,631,460
#*  Syndax Pharmaceuticals, Inc.                             72,403     789,193
#*  Syneos Health, Inc.                                     374,716  14,370,359
#*  Tenet Healthcare Corp.                                  512,985   9,685,157
#*  Tetraphase Pharmaceuticals, Inc.                        527,884   3,082,843
#*  Tivity Health, Inc.                                     340,208  13,183,060
#*  Trevena, Inc.                                           560,685     913,917
*   Triple-S Management Corp. Class B                       181,910   4,180,292
#   US Physical Therapy, Inc.                               128,359   9,748,866
    Utah Medical Products, Inc.                              33,566   3,024,297
#*  Varex Imaging Corp.                                      68,895   2,925,971
#*  Verastem, Inc.                                          142,261     505,027
#*  Versartis, Inc.                                          54,057     108,114
#*  Vital Therapies, Inc.                                     7,600      45,220
*   Voyager Therapeutics, Inc.                               34,658     715,341
#*  Zafgen, Inc.                                            123,541     848,727
#*  Zogenix, Inc.                                           137,789   5,008,630

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
#*  Zynerba Pharmaceuticals, Inc.                         15,123 $      182,837
                                                                 --------------
Total Health Care                                                 1,528,454,510
                                                                 --------------
Industrials -- (16.6%)
#   AAON, Inc.                                           503,101     18,312,876
#   AAR Corp.                                            267,276     10,816,660
#   ABM Industries, Inc.                                 684,041     26,014,079
#*  Acacia Research Corp.                                297,497      1,085,864
*   ACCO Brands Corp.                                    971,373     11,510,770
#   Acme United Corp.                                     13,958        338,482
#   Actuant Corp. Class A                                581,634     14,395,441
#   Advanced Drainage Systems, Inc.                      151,803      3,749,534
*   Aegion Corp.                                         253,185      6,349,880
*   AeroCentury Corp.                                      2,989         47,151
#*  Aerojet Rocketdyne Holdings, Inc.                    685,099     18,840,222
#*  Aerovironment, Inc.                                  376,800     19,352,448
*   Air Transport Services Group, Inc.                   583,489     14,505,537
#   Aircastle, Ltd.                                      612,618     14,470,037
    Alamo Group, Inc.                                     83,349      9,587,635
#   Albany International Corp. Class A                   294,573     18,690,657
#   Allegiant Travel Co.                                 154,735     24,641,549
    Allied Motion Technologies, Inc.                     119,045      4,148,718
*   Alpha PRO Tech, Ltd.                                  20,453         77,721
    Altra Industrial Motion Corp.                        267,757     14,030,467
*   Ameresco, Inc. Class A                               111,127        966,805
#   American Railcar Industries, Inc.                    111,040      4,354,989
#*  American Superconductor Corp.                          2,808         14,630
*   American Woodmark Corp.                              166,327     22,595,523
*   AMREP Corp.                                            8,340         63,301
#   Apogee Enterprises, Inc.                             300,647     13,682,445
    Applied Industrial Technologies, Inc.                406,003     29,942,721
*   ARC Document Solutions, Inc.                         499,745      1,209,383
#   ArcBest Corp.                                        193,647      6,884,151
#   Argan, Inc.                                          174,375      7,602,750
#*  Armstrong Flooring, Inc.                             257,206      3,984,121
*   Armstrong World Industries, Inc.                     528,717     33,150,556
#*  Arotech Corp.                                        143,611        524,180
*   Art's-Way Manufacturing Co., Inc.                        400          1,180
    Astec Industries, Inc.                               243,436     15,190,406
#*  Astronics Corp.                                      184,671      8,236,327
*   Atkore International Group, Inc.                     102,468      2,395,702
#*  Atlas Air Worldwide Holdings, Inc.                   190,274     10,712,426
*   Avalon Holdings Corp. Class A                         41,336         89,699
#*  Avis Budget Group, Inc.                              416,240     18,714,150
#*  Axon Enterprise, Inc.                                494,950     13,096,377
#   AZZ, Inc.                                            270,961     12,328,725
#*  Babcock & Wilcox Enterprises, Inc.                   337,069      2,190,949
    Barnes Group, Inc.                                   536,837     35,318,506
    Barrett Business Services, Inc.                      100,660      7,014,995
*   Beacon Roofing Supply, Inc.                          682,180     41,271,890
#   BG Staffing, Inc.                                      3,426         54,405
*   Blue Bird Corp.                                       32,755        692,768

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  BlueLinx Holdings, Inc.                                  62,440 $ 1,010,904
#*  BMC Stock Holdings, Inc.                                307,493   6,887,843
    Brady Corp. Class A                                     454,449  17,382,674
    Briggs & Stratton Corp.                                 311,837   7,540,219
    Brink's Co. (The)                                       471,625  39,333,525
*   Broadwind Energy, Inc.                                   21,805      53,858
*   Builders FirstSource, Inc.                            1,062,117  22,750,546
*   CAI International, Inc.                                 168,068   4,749,602
*   Casella Waste Systems, Inc. Class A                     799,553  20,452,566
*   CBIZ, Inc.                                              437,359   7,216,423
#   CECO Environmental Corp.                                366,972   1,662,383
#   Celadon Group, Inc.                                     180,203   1,000,127
#*  Chart Industries, Inc.                                  496,806  24,626,673
#   Chicago Bridge & Iron Co. NV                            305,185   6,369,211
    Chicago Rivet & Machine Co.                               4,772     152,656
#   CIRCOR International, Inc.                              184,701   9,792,847
#*  Civeo Corp.                                             152,435     533,523
#*  Clean Harbors, Inc.                                     518,261  28,680,564
#*  Cogint, Inc.                                              6,124      22,353
    Columbus McKinnon Corp.                                 191,628   7,847,167
    Comfort Systems USA, Inc.                               372,873  15,884,390
*   Commercial Vehicle Group, Inc.                          577,137   7,139,185
#   CompX International, Inc.                                 9,814     134,943
#*  Continental Building Products, Inc.                     417,759  11,885,244
#*  Continental Materials Corp.                                 397       7,682
    Costamare, Inc.                                         149,635     975,620
#   Covanta Holding Corp.                                 1,413,206  23,105,918
*   Covenant Transportation Group, Inc. Class A             152,688   4,478,339
#*  CPI Aerostructures, Inc.                                 95,681     851,561
    CRA International, Inc.                                  60,770   2,821,551
*   CSW Industrials, Inc.                                    48,303   2,313,714
#   Cubic Corp.                                             271,157  15,740,664
    Curtiss-Wright Corp.                                    125,557  16,405,278
#   Deluxe Corp.                                            405,940  30,149,164
    DMC Global, Inc.                                        138,286   3,166,749
#   Douglas Dynamics, Inc.                                  308,547  12,712,136
*   Ducommun, Inc.                                           96,984   2,829,993
*   DXP Enterprises, Inc.                                   253,009   8,655,438
#*  Dycom Industries, Inc.                                  329,337  38,436,921
    Eastern Co. (The)                                        25,677     686,860
#*  Echo Global Logistics, Inc.                             312,990   9,139,308
    Ecology and Environment, Inc. Class A                    10,494     113,335
    EMCOR Group, Inc.                                       403,705  32,813,142
    Encore Wire Corp.                                       161,052   8,149,231
    EnerSys                                                 438,031  30,797,960
*   Engility Holdings, Inc.                                 184,515   4,826,912
    Ennis, Inc.                                             146,556   2,916,464
    EnPro Industries, Inc.                                  211,758  18,632,586
#   EnviroStar, Inc.                                          7,443     285,067
#   ESCO Technologies, Inc.                                 210,875  12,895,006
    Espey Manufacturing & Electronics Corp.                  13,081     321,793
#   Essendant, Inc.                                         430,364   3,894,794
*   Esterline Technologies Corp.                            284,060  20,892,613

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Exponent, Inc.                                        253,767 $18,816,823
    Federal Signal Corp.                                  706,459  14,369,376
    Forrester Research, Inc.                              187,709   8,193,498
    Forward Air Corp.                                     311,190  18,892,345
#*  Franklin Covey Co.                                    140,566   4,048,301
    Franklin Electric Co., Inc.                           467,822  21,192,337
    FreightCar America, Inc.                              115,580   1,800,736
*   FTI Consulting, Inc.                                  402,955  17,516,454
*   Fuel Tech, Inc.                                         1,332       1,518
#*  FuelCell Energy, Inc.                                   4,907       8,195
#   GATX Corp.                                            308,478  21,945,125
*   Gencor Industries, Inc.                                54,439     914,575
#*  Generac Holdings, Inc.                                642,481  31,436,595
#   General Cable Corp.                                   172,709   5,129,457
#*  Gibraltar Industries, Inc.                            264,806   9,824,303
    Global Brass & Copper Holdings, Inc.                  273,935   8,807,010
*   GMS, Inc.                                              72,441   2,483,277
#*  Goldfield Corp. (The)                                 498,370   2,466,932
    Gorman-Rupp Co. (The)                                 370,195  10,465,413
*   GP Strategies Corp.                                   186,188   4,645,391
    Graham Corp.                                           72,535   1,552,249
#   Granite Construction, Inc.                            486,340  32,434,015
*   Great Lakes Dredge & Dock Corp.                       565,190   2,656,393
#   Greenbrier Cos., Inc. (The)                           199,216   9,990,682
#   Griffon Corp.                                         268,698   5,387,395
    H&E Equipment Services, Inc.                          439,423  17,304,478
    Hardinge, Inc.                                        102,194   1,927,379
*   Harsco Corp.                                          623,390  11,158,681
#   Hawaiian Holdings, Inc.                               578,979  21,624,866
#*  HC2 Holdings, Inc.                                     13,289      79,734
#   Healthcare Services Group, Inc.                       495,491  27,341,193
#   Heartland Express, Inc.                               832,530  18,890,106
    Heidrick & Struggles International, Inc.              193,504   5,108,506
#*  Herc Holdings, Inc.                                   197,444  12,976,020
*   Heritage-Crystal Clean, Inc.                           67,323   1,464,275
    Herman Miller, Inc.                                   597,125  24,183,562
#*  Hertz Global Holdings, Inc.                           414,897   9,513,588
*   Hill International, Inc.                              579,557   3,303,475
    Hillenbrand, Inc.                                     610,410  27,041,163
#   HNI Corp.                                             429,101  16,687,738
*   Houston Wire & Cable Co.                              186,316   1,304,212
*   Hub Group, Inc. Class A                               360,002  17,298,096
*   Hudson Global, Inc.                                   120,131     255,879
#*  Hudson Technologies, Inc.                             824,080   5,175,222
    Hurco Cos., Inc.                                       45,796   2,067,689
*   Huron Consulting Group, Inc.                          213,458   8,570,339
#*  Huttig Building Products, Inc.                        127,482     900,023
    Hyster-Yale Materials Handling, Inc.                  125,057  10,591,077
*   ICF International, Inc.                               151,252   8,031,481
#*  IES Holdings, Inc.                                    233,634   4,088,595
*   InnerWorkings, Inc.                                   940,197   9,411,372
*   Innovative Solutions & Support, Inc.                   46,017     142,653
    Insperity, Inc.                                       447,844  27,430,445

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Insteel Industries, Inc.                                383,021 $12,000,048
    Interface, Inc.                                         637,947  15,916,778
#*  Intersections, Inc.                                      87,387     204,486
    ITT, Inc.                                               108,761   6,090,616
#   John Bean Technologies Corp.                            300,070  34,132,962
    Kadant, Inc.                                             54,627   5,476,357
#   Kaman Corp.                                             280,859  17,609,859
#   KBR, Inc.                                             1,662,095  33,807,012
    Kelly Services, Inc. Class A                            243,007   6,879,528
#   Kelly Services, Inc. Class B                                350      10,253
#   Kennametal, Inc.                                        766,883  37,408,553
*   Key Technology, Inc.                                     23,964     637,922
#*  KeyW Holding Corp. (The)                                113,594     761,080
    Kforce, Inc.                                            463,994  12,040,644
    Kimball International, Inc. Class B                     685,741  12,734,210
#*  Kirby Corp.                                             396,866  29,725,263
*   KLX, Inc.                                               556,888  39,349,706
#   Knight-Swift Transportation Holdings, Inc.            1,001,191  49,849,300
    Knoll, Inc.                                             507,858  11,650,263
    Korn/Ferry International                                626,722  27,926,732
#*  Kratos Defense & Security Solutions, Inc.             1,472,568  16,802,001
    Landstar System, Inc.                                   255,164  28,335,962
*   Lawson Products, Inc.                                    89,884   2,134,745
#*  Layne Christensen Co.                                   137,992   1,861,512
*   LB Foster Co. Class A                                    94,337   2,561,250
*   Limbach Holdings, Inc.                                   61,531     862,049
#   Lindsay Corp.                                            79,019   7,049,285
    LS Starrett Co. (The) Class A                            32,592     272,143
    LSC Communications, Inc.                                231,948   3,173,049
    LSI Industries, Inc.                                    245,994   1,953,192
*   Lydall, Inc.                                            132,926   6,353,863
#*  Manitex International, Inc.                               8,718      89,360
#*  Manitowoc Co., Inc. (The)                               536,745  21,512,740
    Marten Transport, Ltd.                                  376,106   8,725,659
#*  Masonite International Corp.                             59,238   4,131,851
#*  MasTec, Inc.                                            740,745  39,555,783
*   Mastech Digital, Inc.                                     4,635      45,840
    Matson, Inc.                                            432,256  14,787,478
#   Matthews International Corp. Class A                    337,426  18,895,856
#   Maxar Technologies, Ltd.                                 96,434   6,079,199
    McGrath RentCorp                                        183,789   8,785,114
#*  Mercury Systems, Inc.                                   426,209  20,466,556
*   Meritor, Inc.                                         1,304,954  35,599,145
*   Milacron Holdings Corp.                                  91,109   1,728,338
    Miller Industries, Inc.                                  72,570   1,890,449
#*  Mistras Group, Inc.                                     270,356   5,761,286
#   Mobile Mini, Inc.                                       405,632  15,353,171
*   Moog, Inc. Class A                                      308,456  27,779,547
*   Moog, Inc. Class B                                       10,012     895,623
*   MRC Global, Inc.                                      1,195,306  21,491,602
    MSA Safety, Inc.                                        362,977  28,424,729
    Mueller Industries, Inc.                                581,212  19,232,305
    Mueller Water Products, Inc. Class A                  1,965,741  22,861,568

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Multi-Color Corp.                                       163,640 $12,682,100
*   MYR Group, Inc.                                         174,159   5,900,507
#   National Presto Industries, Inc.                         32,598   3,313,587
*   Navigant Consulting, Inc.                               387,362   7,948,668
#*  Navistar International Corp.                            437,973  20,072,303
*   NCI Building Systems, Inc.                              368,074   6,790,965
#*  Nexeo Solutions, Inc.                                    12,847     121,147
*   NL Industries, Inc.                                     354,815   4,612,595
#   NN, Inc.                                                257,479   7,415,395
#*  Northwest Pipe Co.                                      112,807   2,143,333
#*  NOW, Inc.                                             1,107,385  13,056,069
#*  NV5 Global, Inc.                                        110,644   5,393,895
#   Omega Flex, Inc.                                         44,798   2,739,846
*   On Assignment, Inc.                                     506,767  38,803,149
*   Orion Group Holdings, Inc.                              213,668   1,606,783
*   PAM Transportation Services, Inc.                        29,168   1,094,092
    Park-Ohio Holdings Corp.                                114,302   4,760,678
#*  Patrick Industries, Inc.                                238,612  15,283,099
*   Patriot Transportation Holding, Inc.                     12,982     246,658
#   Pendrell Corp.                                              430     246,945
*   Performant Financial Corp.                              247,283     630,572
*   Perma-Pipe International Holdings, Inc.                  39,691     361,188
*   PGT Innovations, Inc.                                   898,371  14,329,017
    Pitney Bowes, Inc.                                    1,112,515  15,697,587
*   Ply Gem Holdings, Inc.                                  296,684   6,363,872
    Powell Industries, Inc.                                  97,678   3,183,326
    Preformed Line Products Co.                              25,492   1,882,839
    Primoris Services Corp.                                 496,580  12,911,080
#*  Proto Labs, Inc.                                        214,074  23,408,992
    Quad/Graphics, Inc.                                     174,960   3,870,115
#   Quanex Building Products Corp.                          345,645   7,154,851
*   Radiant Logistics, Inc.                                 299,128   1,438,806
    Raven Industries, Inc.                                  351,316  13,543,232
#*  RBC Bearings, Inc.                                      255,157  32,149,782
    RCM Technologies, Inc.                                  144,218     912,900
    Regal Beloit Corp.                                      402,538  31,357,710
#   Resources Connection, Inc.                              329,752   5,391,445
#*  Revolution Lighting Technologies, Inc.                    1,600       5,680
*   Rexnord Corp.                                         1,026,473  28,854,156
*   Roadrunner Transportation Systems, Inc.                 231,094   1,287,194
    RPX Corp.                                               400,635   5,624,915
*   Rush Enterprises, Inc. Class A                          229,696  12,415,069
*   Rush Enterprises, Inc. Class B                           49,400   2,510,508
*   Saia, Inc.                                              240,325  18,156,554
#   Scorpio Bulkers, Inc.                                   122,945     934,382
    Servotronics, Inc.                                        1,500      15,675
*   SIFCO Industries, Inc.                                   18,366     120,297
#   Simpson Manufacturing Co., Inc.                         480,682  28,235,261
#*  Sino-Global Shipping America, Ltd.                       60,808     142,899
#*  SiteOne Landscape Supply, Inc.                           13,382   1,019,173
#   SkyWest, Inc.                                           343,424  19,145,888
*   SP Plus Corp.                                           214,649   8,274,719
    Spartan Motors, Inc.                                    465,815   6,241,921

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   Sparton Corp.                                           134,790 $ 3,101,518
#*  Spirit Airlines, Inc.                                   649,041  27,337,607
*   SPX Corp.                                               241,610   7,550,312
*   SPX FLOW, Inc.                                          381,765  17,702,443
    Standex International Corp.                             131,853  13,837,972
    Steelcase, Inc. Class A                                 877,414  13,643,788
#*  Sterling Construction Co., Inc.                         403,605   5,630,290
#   Sun Hydraulics Corp.                                    252,292  15,662,287
#*  Sunrun, Inc.                                              4,220      26,713
*   Taylor Devices, Inc.                                        769       8,728
#*  Team, Inc.                                              297,508   5,057,636
#   Tennant Co.                                             178,753  12,047,952
    Terex Corp.                                           1,178,314  55,404,324
    Tetra Tech, Inc.                                        668,920  33,245,324
#*  Textainer Group Holdings, Ltd.                          223,035   5,464,357
#*  Thermon Group Holdings, Inc.                            363,804   8,432,977
    Timken Co. (The)                                        606,258  31,858,858
    Titan International, Inc.                               600,196   7,988,609
*   Titan Machinery, Inc.                                   184,889   3,973,265
*   TPI Composites, Inc.                                    109,852   2,205,828
#*  Transcat, Inc.                                            8,007     124,909
*   Trex Co., Inc.                                          298,796  33,342,646
*   TriMas Corp.                                            427,094  11,360,700
#*  TriNet Group, Inc.                                      301,526  13,227,946
    Triton International, Ltd.                              688,523  26,576,988
#   Triumph Group, Inc.                                     465,837  13,579,149
*   TrueBlue, Inc.                                          438,542  11,994,124
#*  Tutor Perini Corp.                                      371,872   9,203,832
#*  Twin Disc, Inc.                                         124,968   3,684,057
#*  Ultralife Corp.                                          91,090     619,412
    UniFirst Corp.                                          172,983  28,594,090
    Universal Forest Products, Inc.                         569,420  21,256,449
    Universal Logistics Holdings, Inc.                      104,643   2,432,950
#   US Ecology, Inc.                                        213,462  11,153,389
#*  USA Truck, Inc.                                          87,512   1,764,242
    Valmont Industries, Inc.                                230,783  37,756,099
*   Vectrus, Inc.                                           133,082   4,045,693
#*  Veritiv Corp.                                            71,729   2,058,622
    Viad Corp.                                              155,251   8,818,257
*   Vicor Corp.                                             106,964   1,957,441
    Virco Manufacturing Corp.                                30,131     141,616
#*  Volt Information Sciences, Inc.                         151,901     660,769
    VSE Corp.                                                53,567   2,654,245
#   Wabash National Corp.                                   751,453  19,410,031
#*  WageWorks, Inc.                                         144,608   8,756,014
    Watsco, Inc. Class B                                     10,490   1,890,823
    Watts Water Technologies, Inc. Class A                  273,547  21,815,373
#*  Welbilt, Inc.                                         1,607,874  35,855,590
#   Werner Enterprises, Inc.                                963,865  39,229,305
#*  Wesco Aircraft Holdings, Inc.                           825,090   5,899,393
*   WESCO International, Inc.                               484,262  33,002,455
#*  Willdan Group, Inc.                                     184,103   4,171,774
*   Willis Lease Finance Corp.                               26,350     711,450

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
*   Xerium Technologies, Inc.                             91,399 $      399,414
#*  YRC Worldwide, Inc.                                  691,298     11,040,029
                                                                 --------------
Total Industrials                                                 3,535,062,560
                                                                 --------------
Information Technology -- (11.5%)
#*  Acacia Communications, Inc.                           18,010        664,749
#*  ACI Worldwide, Inc.                                1,138,214     26,679,736
*   Actua Corp.                                          572,458      8,930,345
#*  Acxiom Corp.                                         793,919     21,491,387
    ADTRAN, Inc.                                         583,675      9,338,800
#*  Advanced Energy Industries, Inc.                     443,745     31,563,582
*   Agilysys, Inc.                                       298,599      3,583,188
*   Alpha & Omega Semiconductor, Ltd.                    222,216      3,731,007
#*  Ambarella, Inc.                                       61,377      3,093,401
    American Software, Inc. Class A                      292,820      3,669,035
*   Amkor Technology, Inc.                             2,415,177     24,296,681
#*  Amtech Systems, Inc.                                 136,560      1,369,697
#*  ANGI Homeservices, Inc. Class A                      135,459      1,809,732
*   Anixter International, Inc.                          320,366     26,814,634
*   Appfolio, Inc. Class A                                 2,018         85,462
#*  Applied Optoelectronics, Inc.                         63,207      2,047,275
    AstroNova, Inc.                                       30,318        406,261
#*  Asure Software, Inc.                                  91,474      1,390,405
#*  AutoWeb, Inc.                                         58,232        480,996
*   Aviat Networks, Inc.                                  25,167        409,215
#*  Avid Technology, Inc.                                685,725      3,702,915
    AVX Corp.                                            439,776      7,889,581
*   Aware, Inc.                                          122,298        556,456
#*  Axcelis Technologies, Inc.                           475,674     12,319,957
*   AXT, Inc.                                            481,192      3,801,417
#   Badger Meter, Inc.                                   279,477     13,470,791
*   Barracuda Networks, Inc.                             472,677     13,022,251
*   Bazaarvoice, Inc.                                    786,683      4,326,756
    Bel Fuse, Inc. Class A                                 8,954        172,185
    Bel Fuse, Inc. Class B                               120,974      2,486,016
#   Belden, Inc.                                         421,484     35,729,199
*   Benchmark Electronics, Inc.                          258,027      7,469,882
    Black Box Corp.                                      252,478        883,673
#   Blackbaud, Inc.                                      300,014     28,747,341
#*  Blackhawk Network Holdings, Inc.                     575,742     26,167,474
#*  Blucora, Inc.                                        304,434      7,428,190
#*  Bottomline Technologies de, Inc.                     218,750      7,984,375
#*  BroadVision, Inc.                                     18,154         57,185
    Brooks Automation, Inc.                              640,332     17,865,263
*   BSQUARE Corp.                                        135,364        582,065
    Cabot Microelectronics Corp.                         253,991     25,879,143
*   CACI International, Inc. Class A                     240,220     33,762,921
#*  CalAmp Corp.                                         703,464     17,220,799
#*  Calix, Inc.                                          939,803      6,014,739
#*  Carbonite, Inc.                                      519,074     13,080,665
*   Cardtronics P.L.C. Class A                           432,340     10,575,036
#*  Cars.com, Inc.                                       290,527      8,625,747

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Cass Information Systems, Inc.                          110,322 $ 6,393,160
    CCUR Holdings, Inc.                                      48,574     277,843
*   Ceva, Inc.                                              167,688   7,378,272
#*  Ciena Corp.                                           1,358,320  28,905,050
#*  Cimpress NV                                             314,031  40,010,690
*   Cirrus Logic, Inc.                                      553,076  27,415,977
#*  Clearfield, Inc.                                        115,440   1,494,948
#*  Coherent, Inc.                                           29,849   7,746,412
    Cohu, Inc.                                              277,508   6,318,857
#*  CommerceHub, Inc. Series A                               68,159   1,378,175
    Communications Systems, Inc.                             32,263     112,921
*   Computer Task Group, Inc.                               148,803     773,776
#*  comScore, Inc.                                              740      16,761
    Comtech Telecommunications Corp.                        214,980   4,650,017
#*  Conduent, Inc.                                        1,876,509  30,774,748
#*  Control4 Corp.                                          409,131  11,091,541
#   Convergys Corp.                                         685,884  15,960,521
*   CoreLogic, Inc.                                         184,494   8,737,636
#   CPI Card Group, Inc.                                      3,900      11,271
*   Cray, Inc.                                              364,684   8,843,587
#*  Cree, Inc.                                            1,170,407  40,390,746
    CSG Systems International, Inc.                         313,533  14,162,286
    CSP, Inc.                                                12,608     220,640
    CTS Corp.                                               240,284   6,607,810
#*  CUI Global, Inc.                                         13,823      38,151
#*  CVD Equipment Corp.                                       8,212      83,105
#*  CyberOptics Corp.                                       137,571   2,097,958
#   Daktronics, Inc.                                        638,621   5,913,630
*   DASAN Zhone Solutions, Inc.                               3,655      34,576
*   Data I/O Corp.                                          123,628   1,406,887
*   Datawatch Corp.                                          12,178     139,438
*   DHI Group, Inc.                                         759,423   1,366,961
#   Diebold Nixdorf, Inc.                                   493,640   9,107,658
*   Digi International, Inc.                                158,641   1,641,934
#*  Digital Turbine, Inc.                                     6,801      13,806
*   Diodes, Inc.                                            468,851  13,216,910
#*  Document Security Systems, Inc.                          21,530      32,295
*   DSP Group, Inc.                                         201,407   2,638,432
    DST Systems, Inc.                                       110,215   9,188,625
#*  Eastman Kodak Co.                                       193,566   1,538,850
#   Ebix, Inc.                                              171,581  14,086,800
*   Edgewater Technology, Inc.                               45,468     271,899
*   eGain Corp.                                              19,484      98,394
#*  Electro Scientific Industries, Inc.                     570,491  13,360,899
#*  Electronics for Imaging, Inc.                           483,742  14,144,616
#*  Ellie Mae, Inc.                                         230,778  21,577,743
#*  eMagin Corp.                                             18,201      24,571
*   Emcore Corp.                                            190,933   1,288,798
#*  Endurance International Group Holdings, Inc.             28,069     232,973
    Entegris, Inc.                                        1,363,124  44,369,686
*   Envestnet, Inc.                                          74,326   3,995,022
#*  ePlus, Inc.                                              70,599   5,450,243
*   Everi Holdings, Inc.                                    218,394   1,690,370

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#   EVERTEC, Inc.                                            68,667 $ 1,074,639
*   Evolving Systems, Inc.                                    9,500      51,300
*   ExlService Holdings, Inc.                               339,770  20,641,027
#*  Extreme Networks, Inc.                                  890,846  13,389,415
#*  Fabrinet                                                412,877  10,243,478
    Fair Isaac Corp.                                         10,183   1,758,197
#*  FARO Technologies, Inc.                                 175,674   9,468,829
#*  Finisar Corp.                                         1,216,252  21,843,886
#*  Finjan Holdings, Inc.                                   198,886     385,839
#*  Fitbit, Inc. Class A                                    141,307     727,731
*   FormFactor, Inc.                                        858,317  12,316,849
*   Frequency Electronics, Inc.                              47,309     446,597
    GlobalSCAPE, Inc.                                        82,072     291,356
#*  Globant SA                                               19,862     902,529
*   Glu Mobile, Inc.                                        672,424   2,514,866
#*  GrubHub, Inc.                                            57,158   4,129,665
*   GSE Systems, Inc.                                        72,970     240,801
*   GSI Technology, Inc.                                    138,244   1,110,099
#*  GTT Communications, Inc.                                479,281  22,118,818
    Hackett Group, Inc. (The)                               555,254   8,889,617
#*  Harmonic, Inc.                                        1,526,920   5,573,258
*   ID Systems, Inc.                                         38,571     285,811
*   IEC Electronics Corp.                                    24,655      95,661
#*  II-VI, Inc.                                             585,289  24,962,576
#*  Image Sensing Systems, Inc.                              27,942      83,826
#*  Infinera Corp.                                        1,219,177   7,888,075
#*  Innodata, Inc.                                           71,340      82,754
#*  Inphi Corp.                                             118,974   3,553,753
#*  Inseego Corp.                                             6,875      14,713
#*  Insight Enterprises, Inc.                               276,301  10,256,293
#*  Integrated Device Technology, Inc.                    1,020,818  30,522,458
*   Intelligent Systems Corp.                                32,937     162,544
#   InterDigital, Inc.                                      340,815  26,600,611
#*  Internap Corp.                                          146,028   2,443,048
*   inTEST Corp.                                             89,550     792,518
#*  Intevac, Inc.                                           195,884   1,332,011
*   IntriCon Corp.                                           21,812     411,156
#*  Iteris, Inc.                                             24,274     164,092
*   Itron, Inc.                                             396,732  29,040,782
#   j2 Global, Inc.                                         260,516  20,838,675
#*  Kemet Corp.                                             923,492  18,802,297
*   Key Tronic Corp.                                         55,537     398,200
*   Kimball Electronics, Inc.                               185,489   3,431,546
#*  Knowles Corp.                                           471,420   7,184,441
#*  Kopin Corp.                                             552,578   1,834,559
*   Kulicke & Soffa Industries, Inc.                        541,046  12,449,468
#*  KVH Industries, Inc.                                    147,038   1,624,770
#*  Lantronix, Inc.                                          10,600      23,214
*   Lattice Semiconductor Corp.                           1,168,926   7,609,708
*   Leaf Group, Ltd.                                        337,362   2,951,917
*   LGL Group, Inc. (The)                                    12,430      71,721
#*  Lightpath Technologies, Inc. Class A                    123,057     295,337
*   Limelight Networks, Inc.                              1,327,356   5,813,819

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Liquidity Services, Inc.                                243,160 $ 1,167,168
#   Littelfuse, Inc.                                        119,285  25,925,402
#*  Lumentum Holdings, Inc.                                 293,087  13,569,928
*   Luna Innovations, Inc.                                   17,839      38,889
#*  Luxoft Holding, Inc.                                    125,039   7,195,994
#*  MACOM Technology Solutions Holdings, Inc.                44,002   1,368,462
#*  MagnaChip Semiconductor Corp.                           117,697   1,471,213
#*  Manhattan Associates, Inc.                              244,748  12,927,589
    ManTech International Corp. Class A                     215,587  11,225,615
#*  Marchex, Inc. Class B                                   327,837   1,124,481
#*  MaxLinear, Inc.                                         605,404  15,613,369
#*  Maxwell Technologies, Inc.                              271,184   1,570,155
#*  Meet Group, Inc.(The)                                 1,199,818   3,311,498
#   Mesa Laboratories, Inc.                                  40,523   5,734,410
#   Methode Electronics, Inc.                               383,869  15,681,049
*   MicroStrategy, Inc. Class A                              90,706  12,492,937
    MKS Instruments, Inc.                                   526,075  53,817,472
#*  ModusLink Global Solutions, Inc.                        396,606     884,431
*   MoneyGram International, Inc.                           253,408   3,061,169
    Monolithic Power Systems, Inc.                            5,184     617,518
    Monotype Imaging Holdings, Inc.                         352,460   8,441,417
#   MTS Systems Corp.                                       147,524   7,649,119
*   Nanometrics, Inc.                                       405,628  10,047,406
#*  Napco Security Technologies, Inc.                       239,004   2,186,887
#*  NeoPhotonics Corp.                                      612,334   3,435,194
#*  NETGEAR, Inc.                                           378,424  26,376,153
#*  Netscout Systems, Inc.                                  776,725  22,136,662
*   NetSol Technologies, Inc.                                 3,101      15,350
    Network-1 Technologies, Inc.                            127,889     319,723
#   NIC, Inc.                                               652,062  10,824,229
*   Novanta, Inc.                                           195,583  11,324,256
    NVE Corp.                                                32,929   2,760,109
#*  Oclaro, Inc.                                            745,924   4,430,789
*   Optical Cable Corp.                                      26,264      61,720
#*  OSI Systems, Inc.                                       220,746  14,586,896
*   PAR Technology Corp.                                     88,686     762,700
*   Park City Group, Inc.                                     1,617      13,987
    Park Electrochemical Corp.                              241,136   4,412,789
#*  Paycom Software, Inc.                                   298,875  27,388,905
#*  Paylocity Holding Corp.                                  24,298   1,270,542
    PC Connection, Inc.                                      71,981   1,885,902
    PC-Tel, Inc.                                             68,200     488,312
#*  PCM, Inc.                                               115,461   1,021,830
#*  PDF Solutions, Inc.                                     404,920   5,539,306
#   Pegasystems, Inc.                                       655,886  33,351,803
*   Perceptron, Inc.                                         94,974     989,629
*   Perficient, Inc.                                        377,583   7,313,783
#*  PFSweb, Inc.                                            219,177   1,617,526
#*  Photronics, Inc.                                        490,261   4,118,192
#*  Pixelworks, Inc.                                        132,667     807,942
    Plantronics, Inc.                                       331,533  19,557,132
#*  Plexus Corp.                                            369,938  22,103,795
#   Power Integrations, Inc.                                281,915  21,059,050

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   PRGX Global, Inc.                                       170,376 $ 1,294,858
#*  Professional Diversity Network, Inc.                      9,253      35,254
    Progress Software Corp.                                 506,828  25,255,239
    QAD, Inc. Class A                                       123,896   5,339,918
    QAD, Inc. Class B                                        15,510     517,259
#*  Qualys, Inc.                                            188,741  11,796,312
*   Quantum Corp.                                            99,126     613,590
#*  QuinStreet, Inc.                                        290,121   2,706,829
*   Qumu Corp.                                               38,807      70,629
#*  Rambus, Inc.                                          1,107,647  13,989,582
#*  RealNetworks, Inc.                                      293,999     911,397
#*  RealPage, Inc.                                          314,897  15,666,126
    Reis, Inc.                                              131,923   2,737,402
#   Relm Wireless Corp.                                      30,643     110,315
    RF Industries, Ltd.                                      33,990     105,369
*   Ribbon Communications, Inc.                             495,836   3,460,935
    Richardson Electronics, Ltd.                             80,502     652,871
*   Rogers Corp.                                            197,908  32,611,280
#*  Rosetta Stone, Inc.                                      93,039   1,189,038
*   Rubicon Project, Inc. (The)                             317,590     609,773
*   Rudolph Technologies, Inc.                              377,016   9,877,819
*   Sanmina Corp.                                           762,004  19,926,405
#   Sapiens International Corp. NV                            7,867      97,865
*   ScanSource, Inc.                                        225,832   7,723,454
#   Science Applications International Corp.                407,562  31,239,627
#*  Seachange International, Inc.                           558,870   1,861,037
*   Semtech Corp.                                           670,720  24,011,776
#*  ServiceSource International, Inc.                       273,304     929,234
#*  Shutterstock, Inc.                                      118,857   5,260,611
*   Sigma Designs, Inc.                                     390,966   2,208,958
*   Sigmatron International, Inc.                             2,200      19,668
*   Silicon Laboratories, Inc.                              421,780  40,575,236
*   SMTC Corp.                                                9,870      21,714
#*  SolarEdge Technologies, Inc.                            104,557   3,753,596
#*  Sonic Foundry, Inc.                                       3,225       7,740
#*  Sphere 3D Corp.                                          12,857      29,057
#*  Stamps.com, Inc.                                        139,810  28,500,268
*   StarTek, Inc.                                           204,997   2,562,463
#*  Stratasys, Ltd.                                         155,727   3,331,001
#*  SunPower Corp.                                          260,263   2,063,886
#*  Super Micro Computer, Inc.                              499,932  11,410,948
*   Support.com, Inc.                                         4,802      12,869
*   Sykes Enterprises, Inc.                                 430,102  13,341,764
#*  Synaptics, Inc.                                         300,614  13,028,611
#*  Synchronoss Technologies, Inc.                          320,006   2,572,848
    SYNNEX Corp.                                             21,376   2,623,476
#*  Syntel, Inc.                                            334,752   7,548,658
    Systemax, Inc.                                          146,722   4,555,718
#*  Tech Data Corp.                                         334,083  33,498,502
*   Technical Communications Corp.                              600       5,760
*   TechTarget, Inc.                                        155,657   2,440,702
*   Telaria, Inc.                                            44,587     225,610
*   Telenav, Inc.                                           379,378   2,143,486

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES       VALUE+
                                                     ---------- --------------
Information Technology -- (Continued)
    Tessco Technologies, Inc.                            56,129 $    1,232,032
#   TiVo Corp.                                        1,360,324     18,976,520
    TransAct Technologies, Inc.                          50,094        751,410
    Travelport Worldwide, Ltd.                        1,218,551     16,584,479
#*  Travelzoo                                            84,534        524,111
*   Trio Tech International                               3,256         21,197
    TTEC Holdings, Inc.                                 442,929     17,584,281
#*  TTM Technologies, Inc.                              904,281     14,911,594
#*  Ubiquiti Networks, Inc.                             243,856     19,671,864
*   Ultra Clean Holdings, Inc.                          474,362     10,288,912
#*  Unisys Corp.                                        317,263      2,823,641
#   Universal Display Corp.                               1,144        182,354
#*  VASCO Data Security International, Inc.             286,854      4,130,698
#*  Veeco Instruments, Inc.                             626,932     10,438,418
#*  VeriFone Systems, Inc.                              785,281     13,883,768
*   Verint Systems, Inc.                                479,518     20,019,876
    Versum Materials, Inc.                              312,304     11,492,787
#*  ViaSat, Inc.                                        158,672     11,998,777
*   Viavi Solutions, Inc.                             1,246,287     10,693,142
*   Virtusa Corp.                                       396,026     17,670,680
#   Vishay Intertechnology, Inc.                      1,080,131     23,708,875
*   Vishay Precision Group, Inc.                         88,723      2,431,010
    Wayside Technology Group, Inc.                       14,899        213,801
*   Web.com Group, Inc.                                 478,672     11,129,124
*   Wireless Telecom Group, Inc.                         56,922        127,505
*   Xcerra Corp.                                        380,821      3,800,594
*   XO Group, Inc.                                      326,887      6,243,542
#   Xperi Corp.                                         495,359     11,120,810
*   Xplore Technologies Corp.                             3,700         10,212
    YuMe, Inc.                                           84,026        307,535
*   Zedge, Inc. Class B                                  32,710         99,311
#*  Zix Corp.                                           907,561      3,838,983
*   Zynga, Inc. Class A                              10,147,081     36,326,550
                                                                --------------
Total Information Technology                                     2,447,964,155
                                                                --------------
Materials -- (4.6%)
    A Schulman, Inc.                                    254,232      9,915,048
#   Advanced Emissions Solutions, Inc.                    2,122         17,103
*   AdvanSix, Inc.                                       34,448      1,359,318
#*  AgroFresh Solutions, Inc.                            26,670        201,092
#*  AK Steel Holding Corp.                            3,024,439     15,303,661
#*  Allegheny Technologies, Inc.                        361,567      9,747,846
#   American Vanguard Corp.                             289,746      6,128,128
    Ampco-Pittsburgh Corp.                              107,597      1,463,319
#   Balchem Corp.                                       306,178     24,188,062
    Boise Cascade Co.                                   419,398     18,642,241
    Cabot Corp.                                         368,056     24,895,308
#   Calgon Carbon Corp.                                 527,477     11,261,634
#   Carpenter Technology Corp.                          413,125     21,234,625
#*  Century Aluminum Co.                                964,045     21,450,001
    Chase Corp.                                          58,004      6,516,749
#*  Clearwater Paper Corp.                              189,308      8,906,941

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
#*  Cleveland-Cliffs, Inc.                                3,272,193 $22,414,522
#*  Coeur Mining, Inc.                                    1,381,825  11,109,873
#   Commercial Metals Co.                                 1,032,734  24,826,925
#   Compass Minerals International, Inc.                    344,162  25,089,410
    Core Molding Technologies, Inc.                          58,140   1,209,312
#   Deltic Timber Corp.                                     113,027  10,683,312
#   Domtar Corp.                                            607,907  31,222,104
*   Ferro Corp.                                             837,568  19,699,599
#   Ferroglobe P.L.C.                                       889,884  12,867,723
#*  Flotek Industries, Inc.                                 519,373   2,856,552
#   Friedman Industries, Inc.                                70,378     387,783
    FutureFuel Corp.                                        285,624   3,827,362
*   GCP Applied Technologies, Inc.                          480,793  16,058,486
#   Gold Resource Corp.                                     252,594   1,141,725
#   Greif, Inc. Class A                                     268,571  15,877,918
    Greif, Inc. Class B                                      11,726     746,360
    Hawkins, Inc.                                            90,032   3,178,130
    Haynes International, Inc.                              118,743   4,250,999
#   HB Fuller Co.                                           518,754  26,897,395
#   Hecla Mining Co.                                      4,986,343  19,147,557
*   Ingevity Corp.                                           29,475   2,138,411
    Innophos Holdings, Inc.                                 197,255   9,126,989
    Innospec, Inc.                                          271,017  19,459,021
#*  Intrepid Potash, Inc.                                   557,224   2,167,601
    Kaiser Aluminum Corp.                                   156,943  17,301,396
#   KapStone Paper and Packaging Corp.                    1,023,268  35,446,004
    KMG Chemicals, Inc.                                     224,567  13,642,445
*   Koppers Holdings, Inc.                                  188,398   8,628,628
#*  Kraton Corp.                                            297,166  14,935,563
#   Kronos Worldwide, Inc.                                  333,439   9,152,901
*   Louisiana-Pacific Corp.                               1,085,379  32,138,072
#*  LSB Industries, Inc.                                    180,487   1,532,335
    Materion Corp.                                          171,798   8,538,361
#   McEwen Mining, Inc.                                     113,975     250,745
    Mercer International, Inc.                              471,288   6,927,934
    Minerals Technologies, Inc.                             366,319  27,528,873
    Myers Industries, Inc.                                  518,193  10,882,053
#   Neenah, Inc.                                            165,567  14,983,813
    Northern Technologies International Corp.                17,945     419,913
#   Olympic Steel, Inc.                                      82,635   1,926,222
*   OMNOVA Solutions, Inc.                                  786,617   8,652,787
#*  Owens-Illinois, Inc.                                    357,421   8,299,316
#   PH Glatfelter Co.                                       240,284   5,613,034
#*  Platform Specialty Products Corp.                       953,186  11,161,808
    PolyOne Corp.                                           739,957  32,158,531
    Quaker Chemical Corp.                                   131,501  20,238,004
#   Rayonier Advanced Materials, Inc.                       713,334  13,496,279
#*  Resolute Forest Products, Inc.                          211,151   2,428,237
#*  Ryerson Holding Corp.                                   418,677   4,186,770
#   Schnitzer Steel Industries, Inc. Class A                233,387   7,981,835
    Schweitzer-Mauduit International, Inc.                  311,472  14,103,452
    Sensient Technologies Corp.                             393,312  28,259,467
#   Silgan Holdings, Inc.                                   499,371  14,926,199

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Stepan Co.                                             220,814 $ 17,316,234
#*  Summit Materials, Inc. Class A                         497,947   15,909,407
*   SunCoke Energy, Inc.                                   634,552    7,043,527
#   Synalloy Corp.                                          41,585      565,556
#*  TimkenSteel Corp.                                      751,424   12,165,555
#*  Trecora Resources                                      141,803    1,885,980
    Tredegar Corp.                                         171,127    3,140,180
#   Trinseo SA                                             312,238   25,744,023
    Tronox, Ltd. Class A                                   812,736   15,954,008
*   UFP Technologies, Inc.                                  11,074      322,807
    United States Lime & Minerals, Inc.                     34,235    2,627,536
*   Universal Stainless & Alloy Products, Inc.              53,670    1,383,076
#*  US Concrete, Inc.                                      153,035   11,913,775
    Valhi, Inc.                                             36,955      213,969
#*  Verso Corp. Class A                                     55,235      887,074
    Worthington Industries, Inc.                           635,835   29,731,645
                                                                   ------------
Total Materials                                                     990,161,474
                                                                   ------------
Real Estate -- (0.6%)
#   Alexander & Baldwin, Inc.                              755,344   20,031,723
#*  Altisource Asset Management Corp.                       10,475      729,060
#*  Altisource Portfolio Solutions SA                      113,149    3,168,172
    CKX Lands, Inc.                                          5,107       53,113
#   Consolidated-Tomoka Land Co.                            25,200    1,667,484
#*  Forestar Group, Inc.                                    38,351      935,764
*   FRP Holdings, Inc.                                      88,962    4,443,652
    Griffin Industrial Realty, Inc.                         20,910      775,761
#   HFF, Inc. Class A                                      406,163   19,987,281
*   InterGroup Corp. (The)                                   1,860       44,268
*   JW Mays, Inc.                                              200        7,620
#   Kennedy-Wilson Holdings, Inc.                        1,229,702   21,827,210
#*  Marcus & Millichap, Inc.                               228,466    7,459,415
*   Maui Land & Pineapple Co., Inc.                         64,477      886,559
    RE/MAX Holdings, Inc. Class A                          148,235    7,315,397
#   Realogy Holdings Corp.                                 650,952   17,907,690
#   RMR Group, Inc. (The) Class A                           36,370    2,354,957
#*  St Joe Co. (The)                                       202,854    3,813,655
#   Stratus Properties, Inc.                                40,786    1,248,052
#*  Tejon Ranch Co.                                        227,934    4,971,241
*   Trinity Place Holdings, Inc.                            28,897      195,344
                                                                   ------------
Total Real Estate                                                   119,823,418
                                                                   ------------
Telecommunication Services -- (0.9%)
*   Alaska Communications Systems Group, Inc.              157,575      365,574
#   ATN International, Inc.                                125,379    7,442,497
*   Boingo Wireless, Inc.                                  780,851   18,935,637
#*  Cincinnati Bell, Inc.                                  522,594    9,014,746
#   Cogent Communications Holdings, Inc.                   623,337   28,112,499
#   Consolidated Communications Holdings, Inc.             516,518    6,430,649
#   Frontier Communications Corp.                           50,507      413,652
#*  Fusion Telecommunications International, Inc.            8,441       29,037
*   General Communication, Inc. Class A                    407,832   17,100,396

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
*   Hawaiian Telcom Holdco, Inc.                            16,064 $    460,876
#   IDT Corp. Class B                                      422,567    4,593,303
#*  Intelsat SA                                            132,106      371,218
#*  Iridium Communications, Inc.                           187,869    2,385,936
#*  ORBCOMM, Inc.                                        1,002,515   11,518,897
#   Shenandoah Telecommunications Co.                      523,621   17,803,114
    Spok Holdings, Inc.                                    194,468    3,033,701
#*  Straight Path Communications, Inc. Class B              28,721    5,241,583
    Telephone & Data Systems, Inc.                       1,041,190   28,559,842
*   United States Cellular Corp.                           102,196    3,716,869
#*  Vonage Holdings Corp.                                1,913,017   21,406,660
#   Windstream Holdings, Inc.                              758,687    1,251,834
                                                                   ------------
Total Telecommunication Services                                    188,188,520
                                                                   ------------
Utilities -- (2.7%)
    ALLETE, Inc.                                           449,249   32,543,598
#   American States Water Co.                              369,830   20,422,013
    Artesian Resources Corp. Class A                        80,186    2,981,315
*   Atlantic Power Corp.                                   249,339      523,612
#   Atlantica Yield PLC                                    183,323    3,864,449
#   Avista Corp.                                           633,808   31,918,571
#   Black Hills Corp.                                      421,191   23,397,160
#   California Water Service Group                         467,580   19,030,506
    Chesapeake Utilities Corp.                             149,074   10,956,939
    Connecticut Water Service, Inc.                        151,296    8,026,253
    Consolidated Water Co., Ltd.                            45,451      609,043
#*  Dynegy, Inc.                                         1,090,846   13,657,392
    El Paso Electric Co.                                   402,625   21,017,025
#   Genie Energy, Ltd. Class B                             207,373      906,220
#   Hawaiian Electric Industries, Inc.                     329,344   11,233,924
#   IDACORP, Inc.                                           58,660    5,061,185
    MGE Energy, Inc.                                       339,202   20,284,280
    Middlesex Water Co.                                    203,056    7,647,089
#   New Jersey Resources Corp.                             699,879   27,155,305
#   Northwest Natural Gas Co.                              283,553   16,261,765
    NorthWestern Corp.                                     456,132   24,786,213
#   NRG Yield, Inc. Class A                                323,835    6,097,813
#   NRG Yield, Inc. Class C                                583,529   11,028,698
    ONE Gas, Inc.                                          346,668   24,554,494
#   Ormat Technologies, Inc.                               465,505   32,622,590
    Otter Tail Corp.                                       367,832   15,669,643
#   Pattern Energy Group, Inc. Class A                     785,384   16,194,618
#   PNM Resources, Inc.                                    737,499   28,098,712
    Portland General Electric Co.                          286,475   12,132,216
#*  Pure Cycle Corp.                                         1,400       12,110
    RGC Resources, Inc.                                     13,779      336,208
    SJW Corp.                                              198,667   11,888,233
#   South Jersey Industries, Inc.                          767,736   22,602,148
    Southwest Gas Holdings, Inc.                           268,909   19,786,324
#   Spark Energy, Inc. Class A                              98,520      975,348
#   Spire, Inc.                                            450,623   29,966,429
    Unitil Corp.                                           190,919    8,440,529

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                     SHARES        VALUE+
                                                   ----------- ---------------
Utilities -- (Continued)
*           US Geothermal, Inc.                          2,900 $        15,602
#           WGL Holdings, Inc.                         421,322      35,483,739
#           York Water Co. (The)                       136,693       4,326,333
                                                               ---------------
Total Utilities                                                    582,515,644
                                                               ---------------
TOTAL COMMON STOCKS                                             17,633,638,215
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value
              Rights                                   298,450          29,845
                                                               ---------------
TOTAL INVESTMENT SECURITIES                                     17,633,668,060
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S.
              Government Money Market Fund, 1.250% 171,389,823     171,389,823
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@        DFA Short Term Investment Fund         298,981,610   3,459,516,205
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,240,869,552)^^         $21,264,574,088
                                                               ===============

At January 31, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)      1,006    03/16/18  $133,239,064 $142,137,740   $8,898,676
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                        $133,239,064 $142,137,740   $8,898,676
                                               ============ ============   ==========

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                        ------------------------------------------------------
                            LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                        --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary      $ 2,910,303,023 $       72,901   --    $ 2,910,375,924
   Consumer Staples         788,113,183             --   --        788,113,183
   Energy                   936,448,618             --   --        936,448,618
   Financials             3,606,382,008        148,201   --      3,606,530,209
   Health Care            1,528,454,510             --   --      1,528,454,510
   Industrials            3,535,062,560             --   --      3,535,062,560
   Information
     Technology           2,447,964,155             --   --      2,447,964,155
   Materials                990,161,474             --   --        990,161,474
   Real Estate              119,823,418             --   --        119,823,418
   Telecommunication
     Services               188,188,520             --   --        188,188,520
   Utilities                582,515,644             --   --        582,515,644
Rights/Warrants                      --         29,845   --             29,845
Temporary Cash
  Investments               171,389,823             --   --        171,389,823
Securities Lending
  Collateral                         --  3,459,516,205   --      3,459,516,205
Futures Contracts**           8,898,676             --   --          8,898,676
                        --------------- --------------   --    ---------------
TOTAL                   $17,813,705,612 $3,459,767,152   --    $21,273,472,764
                        =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (84.7%)

Consumer Discretionary -- (12.4%)
#*  1-800-Flowers.com, Inc. Class A                         381,646 $ 3,978,660
    A.H. Belo Corp. Class A                                 241,510   1,183,399
#   Abercrombie & Fitch Co. Class A                         507,971  10,520,079
#   Acushnet Holdings Corp.                                   1,234      26,469
#   AMC Entertainment Holdings, Inc. Class A                 52,363     670,246
    AMCON Distributing Co.                                    5,890     518,320
#*  America's Car-Mart, Inc.                                106,988   4,932,147
#*  American Axle & Manufacturing Holdings, Inc.            692,379  12,220,489
#*  American Outdoor Brands Corp.                           408,276   4,870,733
*   American Public Education, Inc.                         112,979   2,869,667
    Ark Restaurants Corp.                                    36,613     933,631
#*  Asbury Automotive Group, Inc.                           146,319  10,630,075
#*  Ascena Retail Group, Inc.                               868,789   1,876,584
#*  Ascent Capital Group, Inc. Class A                       78,083     736,323
#*  At Home Group, Inc.                                       1,941      61,491
#*  AV Homes, Inc.                                           99,314   1,678,407
*   Ballantyne Strong, Inc.                                 100,209     455,951
*   Barnes & Noble Education, Inc.                          356,865   2,373,152
#   Barnes & Noble, Inc.                                    514,474   2,418,028
#   Bassett Furniture Industries, Inc.                       88,439   3,002,504
    BBX Capital Corp.                                       123,745   1,127,317
#   Beasley Broadcast Group, Inc. Class A                    67,088     841,954
#*  Beazer Homes USA, Inc.                                  117,834   2,184,642
#*  Belmond, Ltd. Class A                                   519,094   6,696,313
#   Big 5 Sporting Goods Corp.                              162,603     918,707
#*  Biglari Holdings, Inc.                                    2,299     948,774
#   BJ's Restaurants, Inc.                                  234,694   8,859,698
#*  Bojangles', Inc.                                         99,517   1,219,083
#*  Boot Barn Holdings, Inc.                                 94,041   1,648,539
    Bowl America, Inc. Class A                               55,406     858,793
#*  Bravo Brio Restaurant Group, Inc.                       105,636     361,803
*   Bridgepoint Education, Inc.                             195,143   1,508,455
#   Brinker International, Inc.                             122,552   4,453,540
#*  Buffalo Wild Wings, Inc.                                 23,678   3,717,446
#*  Build-A-Bear Workshop, Inc.                             121,177   1,042,122
#   Caleres, Inc.                                           493,103  14,615,573
    Callaway Golf Co.                                     1,105,362  16,326,197
*   Cambium Learning Group, Inc.                            285,678   2,005,460
    Canterbury Park Holding Corp.                            10,905     163,575
    Capella Education Co.                                   128,299  10,206,185
*   Career Education Corp.                                  709,388   8,796,411
#   Carriage Services, Inc.                                 194,678   5,184,275
#*  Carrols Restaurant Group, Inc.                          378,147   4,707,930
    Cato Corp. (The) Class A                                206,400   2,452,032
#*  Cavco Industries, Inc.                                   96,967  14,850,496
#*  Central European Media Enterprises, Ltd. Class A         41,067     195,068
*   Century Casinos, Inc.                                    12,063     110,376
*   Century Communities, Inc.                               176,251   5,569,532
#*  Cherokee, Inc.                                           93,360     144,708
    Chico's FAS, Inc.                                     1,111,875  10,573,931
#   Children's Place, Inc. (The)                             97,261  14,569,698

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Christopher & Banks Corp.                             158,300 $   201,041
#*  Chuy's Holdings, Inc.                                 131,286   3,479,079
    Citi Trends, Inc.                                     119,365   2,806,271
#*  Clarus Corp.                                          137,350   1,023,257
#   Clear Channel Outdoor Holdings, Inc. Class A           37,507     181,909
    Collectors Universe, Inc.                              60,660   1,681,495
#*  Conn's, Inc.                                          258,091   8,594,430
#*  Container Store Group, Inc. (The)                      17,517      83,381
#   Cooper Tire & Rubber Co.                              160,418   6,272,344
*   Cooper-Standard Holdings, Inc.                         94,250  11,742,607
#   Core-Mark Holding Co., Inc.                           226,582   5,005,196
#*  Crocs, Inc.                                           503,286   6,799,394
    CSS Industries, Inc.                                   52,497   1,373,322
    Culp, Inc.                                            167,475   5,325,705
#*  Daily Journal Corp.                                       472     107,946
#*  Del Frisco's Restaurant Group, Inc.                   145,317   2,543,047
*   Del Taco Restaurants, Inc.                            220,315   2,791,391
#*  Delta Apparel, Inc.                                    77,508   1,446,299
*   Denny's Corp.                                         711,954  10,672,190
#*  Destination XL Group, Inc.                            262,921     683,595
#   Dillard's, Inc. Class A                                15,369   1,038,330
#   DineEquity, Inc.                                       23,925   1,324,966
*   Dixie Group, Inc. (The)                               105,388     368,858
    Dover Motorsports, Inc.                               149,190     298,380
#   Drive Shack, Inc.                                     245,614   1,272,281
#   DSW, Inc. Class A                                     433,236   8,677,717
#*  Duluth Holdings, Inc. Class B                          26,501     466,683
#   Educational Development Corp.                          36,900     797,040
#*  El Pollo Loco Holdings, Inc.                          134,041   1,347,112
#*  Eldorado Resorts, Inc.                                 66,035   2,281,509
*   Emerson Radio Corp.                                   114,403     156,732
*   Emmis Communications Corp. Class A                     20,642      68,738
    Entercom Communications Corp. Class A                 292,302   3,229,937
    Entravision Communications Corp. Class A              893,785   6,211,806
#*  Eros International P.L.C.                              19,024     216,874
    Escalade, Inc.                                         69,128     888,295
#   Ethan Allen Interiors, Inc.                           325,643   8,092,229
*   EVINE Live, Inc.                                       40,417      49,309
#*  EW Scripps Co. (The) Class A                          597,751   9,569,994
#*  Express, Inc.                                         508,166   3,546,999
#*  Famous Dave's of America, Inc.                         49,905     304,421
#*  Fiesta Restaurant Group, Inc.                         206,129   3,957,677
#   Finish Line, Inc. (The) Class A                       275,806   3,124,882
#   Flanigan's Enterprises, Inc.                           20,756     496,068
    Flexsteel Industries, Inc.                             55,156   2,376,120
#*  Fogo De Chao, Inc.                                      5,610      72,930
#*  Fossil Group, Inc.                                     13,708     109,116
#*  Fox Factory Holding Corp.                             326,575  12,524,151
#*  Francesca's Holdings Corp.                            176,172   1,027,083
#   Fred's, Inc. Class A                                  214,439     709,793
#*  FTD Cos., Inc.                                        183,505   1,075,339
#*  Full House Resorts, Inc.                                  683       2,295
#*  G-III Apparel Group, Ltd.                             329,796  12,317,881

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*          Gaia, Inc.                                     51,156 $   611,314
            Gaming Partners International Corp.            13,461     131,783
#           Gannett Co., Inc.                             748,016   8,826,589
#*          Genesco, Inc.                                 108,607   3,784,954
*           Gentherm, Inc.                                361,646  11,572,672
*           Gray Television, Inc.                         495,122   8,095,245
*           Gray Television, Inc. Class A                  41,200     576,800
#*          Green Brick Partners, Inc.                     55,863     625,666
            Group 1 Automotive, Inc.                      120,600   9,461,070
#           Guess?, Inc.                                  500,423   9,192,771
#*          Habit Restaurants, Inc. (The) Class A          58,528     512,120
#           Hamilton Beach Brands Holding Co. Class A      77,745   1,998,824
(degrees)   Hamilton Beach Brands Holding Co. Class B         949      24,399
#*          Harte-Hanks, Inc.                             430,360     362,148
            Haverty Furniture Cos., Inc.                  128,216   2,859,217
#           Haverty Furniture Cos., Inc. Class A           18,855     421,409
#*          Hemisphere Media Group, Inc.                   22,071     236,160
#*          Hibbett Sports, Inc.                          113,918   2,574,547
#           Hooker Furniture Corp.                         87,994   3,268,977
#*          Horizon Global Corp.                          196,914   1,663,923
#*          Houghton Mifflin Harcourt Co.                 743,750   6,247,500
#*          Hovnanian Enterprises, Inc. Class A           316,985     643,480
#*          Iconix Brand Group, Inc.                      549,691     687,114
*           IMAX Corp.                                    241,688   4,797,507
*           Insignia Systems, Inc.                          8,080      10,666
#*          Installed Building Products, Inc.             202,656  14,581,099
#*          iRobot Corp.                                   88,913   7,891,029
*           J Alexander's Holdings, Inc.                   30,050     289,983
#*          JAKKS Pacific, Inc.                           146,564     373,738
#*          Jamba, Inc.                                    30,590     238,602
            Johnson Outdoors, Inc. Class A                 65,549   3,950,638
*           K12, Inc.                                     268,588   4,660,002
#           KB Home                                       354,385  11,170,215
*           Kirkland's, Inc.                              146,981   1,559,468
#*          Kona Grill, Inc.                               57,063      97,007
*           Koss Corp.                                    115,135     230,270
#*          La Quinta Holdings, Inc.                      188,117   3,749,172
            La-Z-Boy, Inc.                                558,862  16,849,689
*           Lakeland Industries, Inc.                      43,594     614,675
#*          Lands' End, Inc.                                1,688      28,358
(degrees)*  Lazare Kaplan International, Inc.              81,643      11,479
#           Libbey, Inc.                                  180,596   1,276,814
*           Liberty Interactive Corp., QVC Group Class A    1,371      38,511
#           Liberty Tax, Inc.                              10,730     110,519
*           Liberty TripAdvisor Holdings, Inc. Class A    444,614   3,912,603
            Lifetime Brands, Inc.                         109,290   1,907,110
*           Lindblad Expeditions Holdings, Inc.            60,597     561,734
*           Luby's, Inc.                                  220,062     673,390
*           M/I Homes, Inc.                               195,293   6,315,776
#*          Malibu Boats, Inc. Class A                     97,796   3,252,695
            Marcus Corp. (The)                            176,145   4,579,770
#           Marine Products Corp.                         184,504   2,693,758
#*          MarineMax, Inc.                               174,652   4,008,263

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   MCBC Holdings, Inc.                                    21,858 $   528,308
#*  McClatchy Co. (The) Class A                            35,627     325,987
#   MDC Holdings, Inc.                                    412,051  13,890,239
*   Meritage Homes Corp.                                   74,993   3,558,418
*   Modine Manufacturing Co.                              370,628   8,654,164
#*  Monarch Casino & Resort, Inc.                          27,353   1,246,203
#   Monro, Inc.                                           111,449   6,296,868
#*  Motorcar Parts of America, Inc.                       187,003   5,090,222
#   Movado Group, Inc.                                    148,457   4,542,784
#*  MSG Networks, Inc. Class A                            484,839  11,636,136
    Nathan's Famous, Inc.                                  55,892   3,990,689
#   National CineMedia, Inc.                              416,996   2,793,873
#*  Nautilus, Inc.                                        369,025   4,741,971
*   New Home Co., Inc. (The)                               38,857     460,455
#   New Media Investment Group, Inc.                      285,621   4,826,995
#*  New York & Co., Inc.                                  533,927   1,665,852
    Nobility Homes, Inc.                                   22,928     436,664
#   Nutrisystem, Inc.                                     344,324  14,892,013
    Office Depot, Inc.                                     95,251     309,566
#*  Overstock.com, Inc.                                   262,438  18,029,491
#   Oxford Industries, Inc.                               184,771  14,559,955
    P&F Industries, Inc. Class A                            6,745      50,588
#   Papa John's International, Inc.                        14,200     921,438
*   Pegasus Cos., Inc. (The)                                  523     124,213
#*  Penn National Gaming, Inc.                             95,956   3,061,956
#*  Perry Ellis International, Inc.                       116,416   2,791,656
#   PetMed Express, Inc.                                  202,975   9,174,470
#   PICO Holdings, Inc.                                   167,609   2,195,678
#   Pier 1 Imports, Inc.                                  512,140   1,700,305
#*  Pinnacle Entertainment, Inc.                           25,729     830,789
*   Playa Hotels & Resorts NV                              82,764     857,435
#*  Potbelly Corp.                                        145,780   1,763,938
    QEP Co., Inc.                                          10,982     312,987
    RCI Hospitality Holdings, Inc.                         60,552   1,779,018
*   Reading International, Inc. Class A                   150,805   2,486,774
#*  Reading International, Inc. Class B                    11,620     296,310
#*  Red Lion Hotels Corp.                                 158,691   1,658,321
#*  Red Robin Gourmet Burgers, Inc.                       142,457   7,500,361
*   Regis Corp.                                           400,859   6,381,675
#   Rent-A-Center, Inc.                                   104,276   1,129,309
    Rocky Brands, Inc.                                     54,636     939,739
    Ruth's Hospitality Group, Inc.                        390,848   9,263,098
    Saga Communications, Inc. Class A                      51,688   2,046,845
    Salem Media Group, Inc.                               140,377     652,753
#   Scholastic Corp.                                       67,365   2,588,163
#*  Sequential Brands Group, Inc.                          35,374      57,306
#*  Shake Shack, Inc. Class A                              15,948     697,087
*   Shiloh Industries, Inc.                               144,517   1,076,652
#   Shoe Carnival, Inc.                                   130,531   2,982,633
#*  Shutterfly, Inc.                                      247,367  16,858,061
#*  Skyline Corp.                                          41,875     925,019
#*  Sleep Number Corp.                                    443,759  16,703,089
#   Sonic Automotive, Inc. Class A                        278,310   5,997,580

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Consumer Discretionary -- (Continued)
#   Sonic Corp.                                          605,445 $ 15,644,699
    Speedway Motorsports, Inc.                           246,304    5,110,808
#*  Sportsman's Warehouse Holdings, Inc.                  63,356      321,215
#   Stage Stores, Inc.                                   115,513      192,907
#   Standard Motor Products, Inc.                        262,387   12,568,337
    Stein Mart, Inc.                                      36,762       24,998
*   Stoneridge, Inc.                                     310,831    7,565,627
    Strattec Security Corp.                               29,752    1,146,940
#   Strayer Education, Inc.                               96,752    8,947,625
#   Sturm Ruger & Co., Inc.                              186,150    9,856,642
#   Superior Industries International, Inc.              190,073    3,202,730
    Superior Uniform Group, Inc.                         112,846    2,658,652
*   Sypris Solutions, Inc.                               137,257      189,415
#   Tailored Brands, Inc.                                245,729    5,944,185
*   Tandy Leather Factory, Inc.                          101,284      744,437
#   Tile Shop Holdings, Inc.                             244,642    2,287,403
#   Tilly's, Inc. Class A                                113,608    1,695,031
*   TopBuild Corp.                                       162,388   12,429,178
    Tower International, Inc.                            156,046    4,712,589
*   Town Sports International Holdings, Inc.              90,532      534,139
*   Townsquare Media, Inc. Class A                        12,732       95,490
*   Trans World Entertainment Corp.                      218,126      381,720
*   TravelCenters of America LLC                          37,795      166,298
#*  tronc, Inc.                                           62,836    1,281,854
#*  Tuesday Morning Corp.                                288,757      837,395
*   Unifi, Inc.                                          158,836    5,656,150
#*  Universal Electronics, Inc.                          176,003    8,113,738
*   Universal Technical Institute, Inc.                  165,474      460,018
#*  Urban One, Inc.                                      229,385      424,362
*   US Auto Parts Network, Inc.                          138,319      338,882
#*  Vera Bradley, Inc.                                   234,919    2,182,398
#*  Vista Outdoor, Inc.                                  367,777    5,571,822
#*  Vitamin Shoppe, Inc.                                 130,456      554,438
#*  VOXX International Corp.                             147,273      876,274
    Weyco Group, Inc.                                    110,343    3,418,426
#*  William Lyon Homes Class A                           196,049    5,322,730
#   Wingstop, Inc.                                       183,206    8,859,842
#   Winmark Corp.                                         54,273    7,272,582
#   Winnebago Industries, Inc.                           353,953   16,087,164
#   World Wrestling Entertainment, Inc. Class A           56,330    1,991,265
*   ZAGG, Inc.                                           278,039    4,643,251
#*  Zumiez, Inc.                                         215,801    4,477,871
                                                                 ------------
Total Consumer Discretionary                                      951,517,280
                                                                 ------------
Consumer Staples -- (2.7%)
#   Alico, Inc.                                           67,264    1,809,402
*   Alliance One International, Inc.                      76,190    1,001,899
#   Andersons, Inc. (The)                                256,382    8,742,626
#*  Avon Products, Inc.                                1,237,585    3,019,707
#*  Boston Beer Co., Inc. (The) Class A                   12,701    2,411,285
#*  Bridgford Foods Corp.                                 72,953    1,229,623
#   Calavo Growers, Inc.                                 186,492   16,224,804

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
#*  CCA Industries, Inc.                                   35,363 $    109,625
#*  Central Garden & Pet Co.                               69,897    2,739,263
*   Central Garden & Pet Co. Class A                      300,481   11,334,143
#*  Chefs' Warehouse, Inc. (The)                          164,532    3,348,226
#   Coca-Cola Bottling Co. Consolidated                    72,733   14,729,887
*   Coffee Holding Co., Inc.                               14,908       63,508
#*  Craft Brew Alliance, Inc.                             199,018    3,850,998
#   Dean Foods Co.                                        844,100    8,753,317
#*  Farmer Brothers Co.                                   124,184    3,924,214
#*  Hostess Brands, Inc.                                  200,795    2,770,971
#   Ingles Markets, Inc. Class A                          129,389    4,347,470
#   Inter Parfums, Inc.                                   301,212   13,735,267
    John B. Sanfilippo & Son, Inc.                         83,075    5,202,157
#*  Landec Corp.                                          245,729    3,231,336
*   Lifevantage Corp.                                       5,000       22,200
*   Lifeway Foods, Inc.                                   149,735    1,188,896
    Limoneira Co.                                          14,258      307,260
#   Mannatech, Inc.                                        10,017      144,245
    Medifast, Inc.                                        133,920    9,201,643
#   MGP Ingredients, Inc.                                 188,068   16,839,609
*   Natural Alternatives International, Inc.               70,731      788,651
#*  Natural Grocers by Vitamin Cottage, Inc.               72,967      627,516
#   Natural Health Trends Corp.                             5,316       85,694
#   Nature's Sunshine Products, Inc.                      153,258    1,854,422
    Oil-Dri Corp. of America                               56,286    2,188,963
#   Orchids Paper Products Co.                             63,648      958,539
#*  Primo Water Corp.                                     103,869    1,347,181
#*  Revlon, Inc. Class A                                  198,058    4,060,189
    Rocky Mountain Chocolate Factory, Inc.                 70,128      868,886
    Scope Industries                                        5,109      730,587
*   Seneca Foods Corp. Class A                             45,334    1,430,288
*   Seneca Foods Corp. Class B                             11,120      356,952
#*  Smart & Final Stores, Inc.                            204,069    1,918,249
    SpartanNash Co.                                       316,634    7,716,371
#*  SUPERVALU, Inc.                                       201,211    3,187,182
*   Tofutti Brands, Inc.                                   12,154       27,833
#*  United Natural Foods, Inc.                              7,073      336,675
    United-Guardian, Inc.                                  39,576      749,965
#   Universal Corp.                                       106,098    5,092,704
#*  USANA Health Sciences, Inc.                           166,462   12,426,388
#   Village Super Market, Inc. Class A                     69,684    1,636,180
#   WD-40 Co.                                             144,160   17,839,800
#   Weis Markets, Inc.                                     85,846    3,413,237
                                                                  ------------
Total Consumer Staples                                             209,926,033
                                                                  ------------
Energy -- (3.4%)
*   Abraxas Petroleum Corp.                               510,194    1,219,364
    Adams Resources & Energy, Inc.                         39,154    1,742,353
#*  Approach Resources, Inc.                               22,469       75,046
    Arch Coal, Inc. Class A                                41,637    3,747,746
    Archrock, Inc.                                        323,539    3,008,913
#*  Ardmore Shipping Corp.                                 32,179      228,471

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
*   Barnwell Industries, Inc.                                68,834 $   165,133
#*  Basic Energy Services, Inc.                             158,714   3,093,336
*   Bill Barrett Corp.                                      453,918   2,328,599
*   Bonanza Creek Energy, Inc.                               75,773   2,122,402
#   Bristow Group, Inc.                                     213,598   3,291,545
#*  California Resources Corp.                               15,757     332,945
#*  CARBO Ceramics, Inc.                                     16,940     134,842
#*  Carrizo Oil & Gas, Inc.                                 353,322   7,105,305
#*  Clean Energy Fuels Corp.                                795,536   1,248,991
*   Cloud Peak Energy, Inc.                                 425,358   2,126,790
#*  Contango Oil & Gas Co.                                  184,971     758,381
*   Dawson Geophysical Co.                                  179,615   1,145,944
#   Delek US Holdings, Inc.                                 170,415   5,945,779
#*  Denbury Resources, Inc.                               1,019,892   2,478,338
#   DHT Holdings, Inc.                                      588,995   2,037,923
#*  Dorian LPG, Ltd.                                        231,134   1,765,864
#*  Dril-Quip, Inc.                                         136,951   7,073,519
#*  Earthstone Energy, Inc. Class A                          35,176     351,056
*   Eclipse Resources Corp.                                 875,285   1,873,110
*   ENGlobal Corp.                                            7,885       6,501
*   Era Group, Inc.                                          64,932     657,761
    Evolution Petroleum Corp.                               155,045   1,186,094
*   Exterran Corp.                                           83,086   2,399,524
#*  Fairmount Santrol Holdings, Inc.                          6,141      34,205
#*  Forum Energy Technologies, Inc.                         679,271  11,479,680
#   GasLog, Ltd.                                             57,568   1,162,874
#*  Gener8 Maritime, Inc.                                     3,500      20,545
*   Geospace Technologies Corp.                              73,156   1,006,627
#   Green Plains, Inc.                                      283,796   4,966,430
#   Gulf Island Fabrication, Inc.                           100,470   1,296,063
#*  Halcon Resources Corp.                                  732,798   5,855,056
    Hallador Energy Co.                                      48,516     338,642
*   Helix Energy Solutions Group, Inc.                    1,746,358  13,150,076
*   Independence Contract Drilling, Inc.                     20,681      95,133
#*  International Seaways, Inc.                             105,737   1,764,751
*   ION Geophysical Corp.                                    65,061   1,141,821
*   Matrix Service Co.                                      210,603   3,769,794
#*  McDermott International, Inc.                         1,174,305  10,310,398
*   Midstates Petroleum Co., Inc.                             5,374      88,187
*   Mitcham Industries, Inc.                                 86,659     325,838
    NACCO Industries, Inc. Class A                           39,347   1,654,541
*   Natural Gas Services Group, Inc.                         74,735   2,058,949
#*  Newpark Resources, Inc.                                 976,970   8,890,427
#*  Noble Corp. P.L.C.                                    2,067,916   9,698,526
#   Nordic American Offshore, Ltd.                            3,276       4,013
#   Nordic American Tankers, Ltd.                            20,659      47,722
*   Oasis Petroleum, Inc.                                   332,088   2,875,882
#   Oceaneering International, Inc.                          69,413   1,435,461
#*  Oil States International, Inc.                          310,358   9,931,456
*   Overseas Shipholding Group, Inc. Class A                107,063     225,903
*   Pacific Ethanol, Inc.                                   223,705     939,561
    Panhandle Oil and Gas, Inc. Class A                     124,621   2,536,037
#*  Par Pacific Holdings, Inc.                              268,225   4,889,742

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
#*  Parker Drilling Co.                                  819,640 $    934,390
*   Penn Virginia Corp.                                   64,173    2,710,667
*   PHI, Inc. Non-Voting                                  94,355    1,084,139
*   PHI, Inc. Voting                                       9,745      121,033
#*  Pioneer Energy Services Corp.                        504,413    1,639,342
#*  Renewable Energy Group, Inc.                         418,093    4,473,595
#*  Resolute Energy Corp.                                  6,666      226,111
#*  REX American Resources Corp.                          53,577    4,374,562
*   RigNet, Inc.                                          79,392    1,309,968
#*  Ring Energy, Inc.                                    331,919    4,580,482
#*  Rowan Cos. P.L.C. Class A                            624,660    9,194,995
#*  Sanchez Energy Corp.                                  30,838      152,648
#*  SandRidge Energy, Inc.                               131,093    2,345,254
#   Scorpio Tankers, Inc.                              1,978,471    5,262,733
#*  SEACOR Holdings, Inc.                                 73,284    3,413,569
#*  SEACOR Marine Holdings, Inc.                          54,568      816,337
#   SemGroup Corp. Class A                                37,594    1,077,068
#   Ship Finance International, Ltd.                         912       13,954
*   SilverBow Resources, Inc.                             12,760      391,732
#*  SRC Energy, Inc.                                   1,357,519   13,507,314
#*  Stone Energy Corp.                                    91,603    3,310,532
#*  Superior Energy Services, Inc.                       906,737    9,475,402
#   Teekay Tankers, Ltd. Class A                         488,633      620,564
#*  TETRA Technologies, Inc.                             558,683    2,145,343
#*  Ultra Petroleum Corp.                                330,325    2,305,668
#*  Unit Corp.                                           547,405   13,263,623
*   W&T Offshore, Inc.                                   731,761    3,541,723
#*  Westmoreland Coal Co.                                 38,795       41,899
*   Willbros Group, Inc.                                 404,987      449,536
    World Fuel Services Corp.                            125,472    3,499,414
                                                                 ------------
Total Energy                                                      257,929,512
                                                                 ------------
Financials -- (18.3%)
    1st Constitution Bancorp                              22,912      443,347
    1st Source Corp.                                     218,652   11,433,313
    A-Mark Precious Metals, Inc.                          53,140      716,859
    Access National Corp.                                 86,724    2,519,332
#   ACNB Corp.                                            10,086      305,102
#*  Allegiance Bancshares, Inc.                           43,895    1,773,358
*   Ambac Financial Group, Inc.                          259,699    4,207,124
    American National Bankshares, Inc.                    55,878    2,089,837
    American River Bankshares                             31,413      473,708
#   Ameris Bancorp                                       355,619   19,043,397
#   AMERISAFE, Inc.                                      215,336   13,081,662
    AmeriServ Financial, Inc.                            195,032      799,631
*   Anchor Bancorp, Inc.                                     800       19,920
    Argo Group International Holdings, Ltd.               37,180    2,279,134
#   Arrow Financial Corp.                                135,376    4,440,333
#   Associated Capital Group, Inc. Class A                   704       24,394
*   Asta Funding, Inc.                                     6,562       46,262
    Atlantic American Corp.                                7,131       26,741
*   Atlantic Capital Bancshares, Inc.                     72,703    1,297,749

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Atlantic Coast Financial Corp.                            738 $     7,660
*   Atlanticus Holdings Corp.                             129,099     286,600
*   Atlas Financial Holdings, Inc.                         46,680     935,934
    Auburn National Bancorporation, Inc.                   11,571     435,070
    Baldwin & Lyons, Inc. Class A                           3,548      81,710
    Baldwin & Lyons, Inc. Class B                          90,872   2,090,056
#   Banc of California, Inc.                              303,571   5,980,349
    BancFirst Corp.                                       242,734  13,532,420
#   Bancorp of New Jersey, Inc.                             1,308      23,348
*   Bancorp, Inc. (The)                                   427,082   4,514,257
    Bank Mutual Corp.                                     290,545   3,021,668
#   Bank of Commerce Holdings                              49,753     577,135
    Bank of Marin Bancorp                                  27,649   1,899,486
    Bank of NT Butterfield & Son, Ltd. (The)                  200       8,038
    BankFinancial Corp.                                   187,835   2,982,820
    Bankwell Financial Group, Inc.                          8,040     268,536
    Banner Corp.                                          188,013  10,216,626
    Bar Harbor Bankshares                                  82,972   2,325,705
#   BCB Bancorp, Inc.                                      58,155     881,048
    Bear State Financial, Inc.                             73,030     749,288
#   Beneficial Bancorp, Inc.                              491,532   7,987,395
    Berkshire Hills Bancorp, Inc.                         282,464  10,719,509
#   Blue Capital Reinsurance Holdings, Ltd.                 1,710      20,777
    Blue Hills Bancorp, Inc.                               92,254   1,780,502
#*  BofI Holding, Inc.                                    556,391  20,013,384
    Boston Private Financial Holdings, Inc.               946,243  14,572,142
#   Bridge Bancorp, Inc.                                  100,828   3,458,400
    Brookline Bancorp, Inc.                               699,418  11,190,688
    Bryn Mawr Bank Corp.                                  143,149   6,427,390
#*  BSB Bancorp, Inc.                                      22,755     696,303
#   C&F Financial Corp.                                    15,881     869,485
#   California First National Bancorp                      67,142   1,025,258
#   Camden National Corp.                                 128,065   5,437,640
*   Cannae Holdings, Inc.                                 173,274   3,016,700
    Capital City Bank Group, Inc.                         138,583   3,399,441
    Capitol Federal Financial, Inc.                        11,875     155,325
#*  Capstar Financial Holdings, Inc.                        1,208      23,628
    Carolina Financial Corp.                              101,642   4,191,716
    CenterState Banks Corp.                               354,865   9,222,941
    Central Pacific Financial Corp.                       228,024   6,742,670
    Central Valley Community Bancorp                       32,692     633,898
    Century Bancorp, Inc. Class A                          19,729   1,581,279
    Charter Financial Corp.                                40,601     780,757
#   Citizens & Northern Corp.                              43,449   1,034,086
    Citizens Community Bancorp, Inc.                        4,432      60,320
    Citizens First Corp.                                    1,442      35,473
    Citizens Holding Co.                                    9,925     212,395
#*  Citizens, Inc.                                        389,685   3,090,202
#   City Holding Co.                                      180,882  12,444,682
#   Civista Bancshares, Inc.                               11,395     252,171
#   Clifton Bancorp, Inc.                                 139,798   2,282,901
    CNB Financial Corp.                                    76,804   2,068,332
    CoBiz Financial, Inc.                                 401,524   8,054,571

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Codorus Valley Bancorp, Inc.                             17,468 $   477,750
#   Cohen & Steers, Inc.                                     44,349   1,808,109
    Colony Bankcorp, Inc.                                    40,276     577,961
    Columbia Banking System, Inc.                             1,342      57,813
*   Community Bankers Trust Corp.                             3,200      26,400
    Community Trust Bancorp, Inc.                           171,805   8,126,376
    Community West Bancshares                                12,713     151,285
    ConnectOne Bancorp, Inc.                                204,633   5,965,052
#*  Consumer Portfolio Services, Inc.                       184,107     824,799
#*  Cowen, Inc.                                              87,346   1,131,131
    Crawford & Co. Class A                                  281,599   2,404,855
#   Crawford & Co. Class B                                  147,730   1,393,094
*   Customers Bancorp, Inc.                                 279,067   8,553,404
    Diamond Hill Investment Group, Inc.                      10,246   2,155,349
    Dime Community Bancshares, Inc.                         377,304   7,168,776
    Donegal Group, Inc. Class A                             172,552   3,028,288
    Donegal Group, Inc. Class B                              34,951     517,275
#*  Donnelley Financial Solutions, Inc.                     182,453   3,913,617
    Eagle Bancorp Montana, Inc.                                 578      11,676
*   Eagle Bancorp, Inc.                                      78,879   4,969,377
#*  eHealth, Inc.                                           158,119   2,770,245
    EMC Insurance Group, Inc.                               174,720   4,935,840
    Employers Holdings, Inc.                                311,351  13,201,282
#*  Encore Capital Group, Inc.                              297,669  12,338,380
#*  Enova International, Inc.                               253,740   4,541,946
    Enterprise Bancorp, Inc.                                 41,782   1,401,786
    Enterprise Financial Services Corp.                     242,038  11,775,149
*   Equity Bancshares, Inc. Class A                          40,523   1,459,233
    ESSA Bancorp, Inc.                                       57,392     924,011
#   Evans Bancorp, Inc.                                      19,102     816,611
#*  Ezcorp, Inc. Class A                                    316,784   3,738,051
    Farmers & Merchants Bancorop Inc.                           500      20,340
#   Farmers Capital Bank Corp.                               40,238   1,581,353
    Farmers National Banc Corp.                             117,769   1,719,427
#*  FB Financial Corp.                                       37,629   1,590,954
    FBL Financial Group, Inc. Class A                       215,835  15,022,116
#*  FCB Financial Holdings, Inc. Class A                    143,019   7,837,441
    Federal Agricultural Mortgage Corp. Class A               4,200     321,174
#   Federal Agricultural Mortgage Corp. Class C              74,349   5,966,507
    Federated National Holding Co.                          114,365   1,696,033
#   Fidelity Southern Corp.                                 211,880   5,076,645
    Financial Engines, Inc.                                  11,451     325,781
    Financial Institutions, Inc.                             98,159   3,057,653
*   First Acceptance Corp.                                   59,247      68,727
*   First BanCorp(2296926)                                1,412,010   8,472,060
    First Bancorp(2351494)                                  229,834   8,365,958
#   First Bancorp, Inc.                                      78,242   2,202,512
*   First Bancshares, Inc.                                      730       8,446
    First Bancshares, Inc. (The)                             16,838     541,342
    First Bank                                               27,324     379,804
    First Busey Corp.                                       345,057  10,689,866
    First Business Financial Services, Inc.                  30,103     736,620
#   First Commonwealth Financial Corp.                      782,863  11,328,028

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    First Community Bancshares, Inc.                      119,799 $ 3,316,036
    First Connecticut Bancorp, Inc.                        64,258   1,616,089
    First Defiance Financial Corp.                         68,835   3,824,473
#   First Financial Bancorp                               525,677  14,981,794
    First Financial Corp.                                  94,531   4,376,785
    First Financial Northwest, Inc.                        61,986     988,057
#*  First Foundation, Inc.                                145,720   2,834,254
#   First Internet Bancorp                                 16,878     632,081
    First Interstate Bancsystem, Inc. Class A             181,971   7,615,486
    First Merchants Corp.                                 296,930  12,815,499
#   First Mid-Illinois Bancshares, Inc.                    15,329     590,167
*   First Northwest Bancorp                                13,099     222,028
#   First of Long Island Corp. (The)                       86,347   2,426,351
*   First United Corp.                                     35,221     611,084
    FirstCash, Inc.                                            32       2,339
#*  Flagstar Bancorp, Inc.                                275,781  10,272,842
    Flushing Financial Corp.                              268,414   7,558,538
    FNB Bancorp                                               646      22,991
#*  Franklin Financial Network, Inc.                       65,743   2,120,212
    FS Bancorp, Inc.                                        2,926     167,806
#   Gain Capital Holdings, Inc.                           258,312   1,885,678
    GAMCO Investors, Inc. Class A                          41,990   1,237,865
*   Genworth Financial, Inc. Class A                      171,929     526,103
#   German American Bancorp, Inc.                         146,093   5,067,966
*   Global Indemnity, Ltd.                                 63,658   2,695,916
*   Great Elm Capital Group, Inc.                             886       3,433
    Great Southern Bancorp, Inc.                          101,410   5,146,557
*   Green Bancorp, Inc.                                   222,545   5,307,698
*   Green Dot Corp. Class A                               376,311  23,052,812
#   Greenhill & Co., Inc.                                 169,966   3,152,869
#*  Greenlight Capital Re, Ltd. Class A                   275,109   5,570,957
    Guaranty Bancorp                                      172,352   4,886,179
    Guaranty Federal Bancshares, Inc.                      17,335     375,649
*   Hallmark Financial Services, Inc.                     122,626   1,242,201
    Hanmi Financial Corp.                                 465,892  14,675,598
#*  HarborOne Bancorp, Inc.                                11,284     208,303
    Hawthorn Bancshares, Inc.                               6,966     145,938
#   HCI Group, Inc.                                       143,324   5,009,174
#*  Health Insurance Innovations, Inc. Class A             22,709     589,299
#   Heartland Financial USA, Inc.                         179,308   9,530,220
    Hennessy Advisors, Inc.                                 3,186      56,934
    Heritage Commerce Corp.                               283,206   4,534,128
#   Heritage Financial Corp.                              216,267   6,661,024
#   Heritage Insurance Holdings, Inc.                      88,963   1,515,040
    Hingham Institution for Savings                        14,698   3,185,351
*   HMN Financial, Inc.                                    37,346     715,176
#   Home Bancorp, Inc.                                      5,861     251,202
    Home BancShares, Inc.                                       1          25
*   HomeStreet, Inc.                                      215,610   6,349,714
*   HomeTrust Bancshares, Inc.                             59,888   1,518,161
    HopFed Bancorp, Inc.                                   18,198     271,696
    Horace Mann Educators Corp.                           410,677  16,960,960
#   Horizon Bancorp                                       144,512   4,400,390

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#*  Howard Bancorp, Inc.                                    7,285 $   152,985
#*  Impac Mortgage Holdings, Inc.                           3,107      28,584
#   Independence Holding Co.                                1,354      39,672
    Independent Bank Corp.(2447821)                       207,836  14,829,099
    Independent Bank Corp.(2492133)                        31,786     732,667
#   Independent Bank Group, Inc.                          121,692   8,731,401
    Infinity Property & Casualty Corp.                    121,048  12,256,110
#*  INTL. FCStone, Inc.                                   136,439   5,935,096
    Investar Holding Corp.                                  5,770     145,693
#   Investment Technology Group, Inc.                     262,921   5,615,993
    Investors Title Co.                                    21,120   4,107,840
    James River Group Holdings, Ltd.                      185,671   7,055,498
#   Kearny Financial Corp.                                502,053   6,928,331
#   Kentucky First Federal Bancorp                         38,012     332,605
#   Kingstone Cos., Inc.                                   40,309     844,474
#   Kinsale Capital Group, Inc.                            26,557   1,267,300
#   Ladenburg Thalmann Financial Services, Inc.           631,991   1,965,492
    Lake Shore Bancorp, Inc.                                3,521      57,568
    Lakeland Bancorp, Inc.                                398,668   8,013,227
#   Lakeland Financial Corp.                              246,450  11,846,851
    Landmark Bancorp, Inc.                                 17,152     490,547
    LCNB Corp.                                                964      18,798
    LegacyTexas Financial Group, Inc.                     352,853  15,539,646
#*  LendingClub Corp.                                     649,028   2,375,442
#*  LendingTree, Inc.                                      70,500  25,933,425
#   Live Oak Bancshares, Inc.                              18,838     506,742
    Macatawa Bank Corp.                                   226,769   2,349,327
#   Mackinac Financial Corp.                               42,649     686,649
*   Magyar Bancorp, Inc.                                   15,818     200,256
#   Maiden Holdings, Ltd.                                 550,123   3,878,367
    MainSource Financial Group, Inc.                      227,750   8,961,962
*   Malvern Bancorp, Inc.                                   9,008     215,291
#   Manning & Napier, Inc.                                 90,168     351,655
#   Marlin Business Services Corp.                         87,770   2,080,149
#*  MBIA, Inc.                                            487,600   3,578,984
    MBT Financial Corp.                                   113,262   1,274,198
    Mercantile Bank Corp.                                  92,860   3,239,885
#   Meridian Bancorp, Inc.                                498,178  10,187,740
#   Meta Financial Group, Inc.                            104,375  12,211,875
#   Mid Penn Bancorp, Inc.                                  7,759     254,883
    Midland States Bancorp, Inc.                           28,850     925,797
#   MidSouth Bancorp, Inc.                                 63,460     897,959
    MidWestOne Financial Group, Inc.                       33,820   1,118,766
    MSB Financial Corp.                                     3,072      53,914
    MutualFirst Financial, Inc.                            42,222   1,585,436
    National Bank Holdings Corp. Class A                  256,084   8,512,232
#*  National Commerce Corp.                                57,543   2,609,575
#   National Security Group, Inc. (The)                    12,602     201,632
#   National Western Life Group, Inc. Class A              17,561   5,688,008
#*  Nationstar Mortgage Holdings, Inc.                     26,643     472,647
    Navigators Group, Inc. (The)                          181,882   8,839,465
    NBT Bancorp, Inc.                                     347,491  12,825,893
    Nelnet, Inc. Class A                                   45,532   2,372,673

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
(degrees)  NewStar Financial, Inc.                          218,406 $   117,939
*          Nicholas Financial, Inc.                          53,280     485,381
*          Nicolet Bankshares, Inc.                          17,747     963,485
#*         NMI Holdings, Inc. Class A                       549,058  10,075,214
#          Northeast Bancorp                                 14,393     321,684
#          Northfield Bancorp, Inc.                         393,286   6,599,339
           Northrim BanCorp, Inc.                            46,448   1,553,686
#          Northwest Bancshares, Inc.                       618,112  10,415,187
#          Norwood Financial Corp.                           15,886     498,979
#          OceanFirst Financial Corp.                       332,021   8,781,955
#*         Ocwen Financial Corp.                            486,785   1,640,465
#          OFG Bancorp                                      334,478   3,813,049
#          Ohio Valley Banc Corp.                            16,910     695,001
#          Old Line Bancshares, Inc.                         44,780   1,418,183
           Old Second Bancorp, Inc.                         133,471   1,962,024
           OM Asset Management P.L.C.                       120,872   2,162,400
#*         On Deck Capital, Inc.                            279,998   1,259,991
           Oppenheimer Holdings, Inc. Class A                48,650   1,337,875
#          Opus Bank                                        213,624   5,789,210
#          Oritani Financial Corp.                          464,698   7,760,457
           Orrstown Financial Services, Inc.                    465      11,695
*          Pacific Mercantile Bancorp                       100,520     869,498
#*         Pacific Premier Bancorp, Inc.                    299,718  12,213,508
#          Park National Corp.                               36,770   3,861,585
           Patriot National Bancorp, Inc.                       290       5,177
           PB Bancorp, Inc.                                   1,325      13,780
           Peapack Gladstone Financial Corp.                115,048   4,086,505
#          Penns Woods Bancorp, Inc.                         36,061   1,545,935
*          PennyMac Financial Services, Inc. Class A         89,926   1,996,357
           People's Utah Bancorp                             44,077   1,392,833
           Peoples Bancorp of North Carolina, Inc.           17,551     552,857
           Peoples Bancorp, Inc.                            117,871   4,197,386
#*         PHH Corp.                                        486,773   4,366,354
           Piper Jaffray Cos.                                 4,037     372,615
#          PJT Partners, Inc. Class A                        77,021   3,646,944
#*         PRA Group, Inc.                                  256,711   9,177,418
           Preferred Bank                                   128,788   8,296,523
           Premier Financial Bancorp, Inc.                   54,264   1,032,101
           Provident Financial Holdings, Inc.                70,903   1,297,525
           Provident Financial Services, Inc.               194,313   5,112,375
#          Prudential Bancorp, Inc.                          36,727     635,744
           Pzena Investment Management, Inc. Class A         93,914   1,174,864
           QCR Holdings, Inc.                                64,949   2,848,014
*          Regional Management Corp.                         79,961   2,267,694
#          Renasant Corp.                                   287,746  12,393,220
           Republic Bancorp, Inc. Class A                   194,141   7,482,194
#*         Republic First Bancorp, Inc.                     117,755   1,042,132
           Riverview Bancorp, Inc.                          113,842   1,090,606
           S&T Bancorp, Inc.                                243,668   9,834,440
*          Safeguard Scientifics, Inc.                      249,641   3,120,513
           Safety Insurance Group, Inc.                     171,506  13,317,441
           Salisbury Bancorp, Inc.                            8,428     372,518
           Sandy Spring Bancorp, Inc.                       255,956   9,680,256

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    SB Financial Group, Inc.                                  2,810 $    50,721
*   Seacoast Banking Corp. of Florida                       324,254   8,362,511
*   Security National Financial Corp. Class A                28,202     124,089
#*  Select Bancorp, Inc.                                      9,127     117,738
#   ServisFirst Bancshares, Inc.                            211,581   8,975,266
    Shore Bancshares, Inc.                                   46,321     843,969
    SI Financial Group, Inc.                                 28,199     407,476
#*  Siebert Financial Corp.                                  13,141     120,503
    Sierra Bancorp                                           99,260   2,717,739
    Silvercrest Asset Management Group, Inc. Class A          7,987     119,805
*   Southern First Bancshares, Inc.                          33,830   1,473,297
    Southern Missouri Bancorp, Inc.                          26,770   1,026,094
    Southern National Bancorp of Virginia, Inc.              53,009     868,818
#   Southside Bancshares, Inc.                              301,551  10,352,246
    Southwest Georgia Financial Corp.                        12,047     260,819
#   State Auto Financial Corp.                              161,799   4,816,756
    State Bank Financial Corp.                              264,241   8,061,993
    Stewart Information Services Corp.                      354,189  15,764,952
#   Stock Yards Bancorp, Inc.                               217,198   7,808,268
#   Summit Financial Group, Inc.                             13,323     342,401
    Summit State Bank                                         1,397      18,091
    Sun Bancorp, Inc.                                       106,305   2,604,473
#   Sussex Bancorp                                           11,747     341,838
    Territorial Bancorp, Inc.                                52,238   1,581,767
*   Third Point Reinsurance, Ltd.                            92,292   1,315,161
    Timberland Bancorp, Inc.                                 70,526   1,967,675
#   Tiptree, Inc.                                           220,047   1,353,289
#   Tompkins Financial Corp.                                122,351  10,078,052
#   Towne Bank                                              135,184   4,129,871
#   Trico Bancshares                                        205,100   7,584,598
#*  TriState Capital Holdings, Inc.                         157,371   3,784,773
*   Triumph Bancorp, Inc.                                   106,430   4,097,555
#   TrustCo Bank Corp. NY                                 1,112,265   9,565,479
#   Trustmark Corp.                                          93,776   2,981,139
#   Two River Bancorp                                           812      14,624
*   Unico American Corp.                                    109,255     912,279
#   Union Bankshares Corp.                                  323,081  12,196,308
#   Union Bankshares, Inc.                                   14,917     806,264
    United Bancshares, Inc.                                   6,297     138,534
#   United Community Bancorp                                  1,415      28,654
    United Community Banks, Inc.                            373,398  11,829,249
    United Community Financial Corp.                        374,709   3,653,413
    United Financial Bancorp, Inc.                          367,379   6,157,272
    United Fire Group, Inc.                                 190,841   8,280,591
#   United Insurance Holdings Corp.                         175,241   3,385,656
#   United Security Bancshares                              126,844   1,401,626
#   Unity Bancorp, Inc.                                      47,745     981,160
#   Universal Insurance Holdings, Inc.                      431,707  12,692,186
    Univest Corp. of Pennsylvania                           201,324   5,637,072
    Value Line, Inc.                                         77,016   1,481,018
#*  Veritex Holdings, Inc.                                   98,872   2,818,841
#   Virtus Investment Partners, Inc.                         89,043  11,397,504
#   Waddell & Reed Financial, Inc. Class A                  430,585   9,903,455

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Financials -- (Continued)
*   Walker & Dunlop, Inc.                               339,012 $   15,747,107
    Washington Trust Bancorp, Inc.                      182,377      9,811,883
    Waterstone Financial, Inc.                          171,491      2,932,496
    WesBanco, Inc.                                      323,369     13,261,363
    West Bancorporation, Inc.                           103,785      2,656,896
#   Westamerica Bancorporation                          105,168      6,243,824
#   Western New England Bancorp, Inc.                   219,366      2,380,121
    Westwood Holdings Group, Inc.                        67,050      4,389,763
#*  WMIH Corp.                                           46,302         43,663
#*  World Acceptance Corp.                              123,248     14,549,426
    WSFS Financial Corp.                                216,120     11,043,732
    WVS Financial Corp.                                  12,479        211,769
                                                                --------------
Total Financials                                                 1,400,513,540
                                                                --------------
Health Care -- (8.8%)
#   Abaxis, Inc.                                        180,560     12,937,124
#*  Accuray, Inc.                                       223,770      1,264,300
#   Aceto Corp.                                         291,782      3,212,520
*   Achillion Pharmaceuticals, Inc.                     744,974      1,974,181
#*  Acorda Therapeutics, Inc.                           394,811     10,245,345
#*  Adamas Pharmaceuticals, Inc.                         16,553        626,366
*   Addus HomeCare Corp.                                128,543      4,608,267
#*  Advaxis, Inc.                                        32,715         96,836
*   Adverum Biotechnologies, Inc.                       173,211      1,264,440
*   Affimed NV                                            9,800         13,230
*   Agile Therapeutics, Inc.                             14,042         46,058
#*  Alder Biopharmaceuticals, Inc.                       39,215        554,892
#*  Aldeyra Therapeutics, Inc.                            2,802         20,945
*   Allied Healthcare Products, Inc.                      7,084         14,664
*   Almost Family, Inc.                                 111,715      6,373,341
*   Alpine Immune Sciences, Inc.                          3,775         41,903
#*  AMAG Pharmaceuticals, Inc.                          115,211      1,653,278
#*  Amedisys, Inc.                                      228,635     12,259,409
#*  American Renal Associates Holdings, Inc.             40,146        759,161
*   American Shared Hospital Services                    37,963        102,500
#*  AMN Healthcare Services, Inc.                       177,053      9,498,893
#*  Amphastar Pharmaceuticals, Inc.                     268,852      5,011,401
    Analogic Corp.                                      157,659     13,069,931
*   AngioDynamics, Inc.                                 233,098      4,058,236
#*  ANI Pharmaceuticals, Inc.                            75,146      5,046,805
#*  Anika Therapeutics, Inc.                            178,002     11,876,293
#*  Apollo Endosurgery, Inc.                              2,000         12,520
*   Applied Genetic Technologies Corp.                   11,700         57,915
#*  Aptevo Therapeutics, Inc.                           140,825        477,397
*   Aquinox Pharmaceuticals, Inc.                        12,785        165,310
#*  Aralez Pharmaceuticals, Inc.                         35,680         61,013
#*  Aratana Therapeutics, Inc.                          113,306        524,607
#*  Ardelyx, Inc.                                       119,606        867,143
    Atrion Corp.                                         20,115     11,574,171
*   aTyr Pharma, Inc.                                    26,979         95,775
#*  BioScrip, Inc.                                       43,127        120,324
*   BioSpecifics Technologies Corp.                      47,328      2,026,585

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#*  BioTelemetry, Inc.                                    349,863 $11,947,821
#*  BioTime, Inc.                                          75,199     218,829
#*  Bovie Medical Corp.                                    41,912      99,751
*   Brookdale Senior Living, Inc.                         384,398   3,651,781
*   Calithera Biosciences, Inc.                            99,068     792,544
#*  Cambrex Corp.                                         257,497  14,509,956
#*  Cancer Genetics, Inc.                                   1,400       2,800
#*  Capital Senior Living Corp.                           287,029   3,237,687
#*  Cascadian Therapeutics, Inc.                           87,756     882,825
*   Catalyst Biosciences, Inc.                             31,028     787,801
#*  Celldex Therapeutics, Inc.                            654,586   1,806,657
*   Chimerix, Inc.                                        299,182   1,433,082
*   Civitas Solutions, Inc.                                27,679     485,766
#*  Community Health Systems, Inc.                        675,993   3,819,360
#   Computer Programs & Systems, Inc.                      88,526   2,651,354
#*  Concert Pharmaceuticals, Inc.                          57,530   1,155,202
#   CONMED Corp.                                          269,310  15,560,732
#*  Corcept Therapeutics, Inc.                            240,277   5,529,975
*   CorVel Corp.                                          261,842  13,524,139
#*  Corvus Pharmaceuticals, Inc.                           16,766     141,170
#*  Cross Country Healthcare, Inc.                        229,699   3,218,083
#*  CryoLife, Inc.                                        317,462   5,984,159
*   Cumberland Pharmaceuticals, Inc.                      169,380   1,153,478
#*  Cutera, Inc.                                          108,253   5,369,349
#*  Cytokinetics, Inc.                                     20,694     190,385
#*  Depomed, Inc.                                         278,557   2,047,394
    Digirad Corp.                                         104,281     245,060
#*  Diplomat Pharmacy, Inc.                                61,043   1,647,551
*   Electromed, Inc.                                       15,464      86,908
*   Emergent BioSolutions, Inc.                           427,699  20,867,434
#*  Enanta Pharmaceuticals, Inc.                           92,507   7,858,470
#*  Endo International P.L.C.                             173,983   1,202,223
#*  Endocyte, Inc.                                         30,200     102,378
#   Ensign Group, Inc. (The)                              496,258  11,428,822
*   Enzo Biochem, Inc.                                    362,030   2,664,541
#*  Esperion Therapeutics, Inc.                            10,992     797,030
#*  Evolent Health, Inc. Class A                          467,478   6,591,440
*   Exactech, Inc.                                         98,868   4,953,287
#*  Five Prime Therapeutics, Inc.                         244,876   4,897,520
*   Five Star Senior Living, Inc.                          67,039      97,207
*   FONAR Corp.                                             4,606     113,077
#*  GenMark Diagnostics, Inc.                              10,378      56,456
#*  Halyard Health, Inc.                                  237,795  11,606,774
*   Harvard Bioscience, Inc.                              265,771   1,249,124
*   HealthStream, Inc.                                    289,895   6,818,330
#*  Heska Corp.                                            26,331   2,052,501
*   HMS Holdings Corp.                                    463,777   7,944,500
#*  Horizon Pharma P.L.C.                                  15,921     231,651
#*  Icad, Inc.                                             54,821     178,168
#*  Immune Design Corp.                                     4,498      15,293
#*  Impax Laboratories, Inc.                              222,999   4,337,331
#*  Infinity Pharmaceuticals, Inc.                         32,532      66,691
*   InfuSystem Holdings, Inc.                               5,697      13,103

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#*  Innoviva, Inc.                                        362,392 $ 5,287,299
*   Inogen, Inc.                                          130,883  15,946,785
#*  Integer Holdings Corp.                                281,395  14,111,959
#*  Intra-Cellular Therapies, Inc.                        262,158   4,461,929
#*  Intrexon Corp.                                         17,245     224,185
#   Invacare Corp.                                        264,734   4,871,106
#*  IRIDEX Corp.                                           60,163     442,800
#*  Juniper Pharmaceuticals, Inc.                          11,038      87,200
#*  Karyopharm Therapeutics, Inc.                          48,426     572,395
    Kewaunee Scientific Corp.                              25,060     726,740
#*  Kindred Biosciences, Inc.                             225,467   1,972,836
    Kindred Healthcare, Inc.                              657,684   6,050,693
#*  Lannett Co., Inc.                                      19,787     402,665
*   Lantheus Holdings, Inc.                               240,745   5,537,135
#   LeMaitre Vascular, Inc.                               202,320   7,040,736
#*  LHC Group, Inc.                                       186,537  11,714,524
#   Luminex Corp.                                         341,579   6,896,480
#*  MacroGenics, Inc.                                      44,956   1,014,657
*   Magellan Health, Inc.                                  46,317   4,613,173
#*  Melinta Therapeutics, Inc.                             62,115     866,504
#   Meridian Bioscience, Inc.                             321,363   5,029,331
*   Merit Medical Systems, Inc.                           398,201  18,496,436
#   Merrimack Pharmaceuticals, Inc.                        17,550     184,275
*   Micron Solutions, Inc.                                 16,626      58,191
#*  Minerva Neurosciences, Inc.                            36,342     232,589
*   Miragen Therapeutics, Inc.                             17,357     130,178
#*  Mirati Therapeutics, Inc.                              78,391   2,030,327
*   Misonix, Inc.                                          62,661     554,550
#*  Momenta Pharmaceuticals, Inc.                          97,732   1,661,444
#*  Myriad Genetics, Inc.                                 236,655   8,727,836
#*  Nabriva Therapeutics P.L.C.                             4,300      27,821
#*  NantHealth, Inc.                                        3,200      11,008
#*  NantKwest, Inc.                                        16,252      71,834
    National HealthCare Corp.                             103,287   6,442,010
    National Research Corp. Class A                       200,790   7,559,743
    National Research Corp. Class B                        33,719   1,888,938
#*  Natus Medical, Inc.                                   408,625  12,687,806
#*  NeoGenomics, Inc.                                     121,272     936,220
*   Neurotrope, Inc.                                       13,137      90,777
*   Novus Therapeutics, Inc.                                1,116       4,051
*   Nuvectra Corp.                                        115,755     939,931
#*  Omnicell, Inc.                                        390,314  19,144,902
*   Ophthotech Corp.                                        4,500      13,140
#*  OraSure Technologies, Inc.                            513,827  11,180,876
*   Orthofix International NV                             196,002  11,258,355
#*  Otonomy, Inc.                                         114,096     661,757
#   Owens & Minor, Inc.                                   410,752   8,650,437
#*  Pain Therapeutics, Inc.                                19,288     135,209
#*  PDL BioPharma, Inc.                                   881,013   2,431,596
#*  Pfenex, Inc.                                           17,154      57,294
    Phibro Animal Health Corp. Class A                     93,317   3,177,444
#*  ProPhase Labs, Inc.                                       743       1,843
#*  Proteostasis Therapeutics, Inc.                        15,043      69,649

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   Providence Service Corp. (The)                        167,613 $ 10,782,544
    Psychemedics Corp.                                      7,747      155,017
#*  PTC Therapeutics, Inc.                                 37,141      976,437
*   Quality Systems, Inc.                                 509,288    6,620,744
#*  Quidel Corp.                                          206,042    9,432,603
#*  Quorum Health Corp.                                   109,203      673,783
#*  R1 RCM, Inc.                                           15,676       80,731
#*  Ra Pharmaceuticals, Inc.                               14,532      106,956
#*  RadNet, Inc.                                          281,598    2,858,220
#*  Repligen Corp.                                        266,196    9,415,353
#*  Retrophin, Inc.                                       158,445    3,788,420
#   Riot Blockchain, Inc.                                   3,636       49,995
*   RTI Surgical, Inc.                                    432,697    1,947,136
#*  Sangamo Therapeutics, Inc.                              8,538      178,017
*   SeaSpine Holdings Corp.                                41,145      452,184
*   Select Medical Holdings Corp.                         196,522    3,478,439
#*  Sierra Oncology, Inc.                                  55,025      167,826
#   Simulations Plus, Inc.                                131,070    2,116,780
#*  Sorrento Therapeutics, Inc.                            13,797      102,098
#*  Spectrum Pharmaceuticals, Inc.                        458,066    9,866,742
#*  Stemline Therapeutics, Inc.                            27,912      445,196
#*  Sucampo Pharmaceuticals, Inc. Class A                 307,891    5,526,643
#*  Supernus Pharmaceuticals, Inc.                        269,676   10,530,848
#*  Surgery Partners, Inc.                                 63,063      980,630
*   Surmodics, Inc.                                       142,610    4,178,473
#*  Syndax Pharmaceuticals, Inc.                           37,797      411,987
*   Synlogic, Inc.                                          3,400       33,898
#*  Tenet Healthcare Corp.                                187,442    3,538,905
#*  Tetraphase Pharmaceuticals, Inc.                      178,115    1,040,192
#*  Tivity Health, Inc.                                   374,675   14,518,656
#*  Tonix Pharmaceuticals Holding Corp.                     9,821       35,159
*   Triple-S Management Corp. Class B                     144,886    3,329,480
    US Physical Therapy, Inc.                             143,514   10,899,888
    Utah Medical Products, Inc.                            47,236    4,255,964
*   Varex Imaging Corp.                                    43,710    1,856,364
#*  Verastem, Inc.                                        106,306      377,386
#*  Versartis, Inc.                                        65,267      130,534
#*  Voyager Therapeutics, Inc.                             29,343      605,640
#*  XBiotech, Inc.                                         15,923       78,341
#*  Xencor, Inc.                                           85,930    1,955,767
*   Zafgen, Inc.                                          132,203      908,235
#*  Zogenix, Inc.                                          94,426    3,432,385
                                                                  ------------
Total Health Care                                                  670,648,224
                                                                  ------------
Industrials -- (19.0%)
#   AAON, Inc.                                            421,106   15,328,258
#   AAR Corp.                                             290,650   11,762,606
*   Acacia Research Corp.                                  78,259      285,645
*   ACCO Brands Corp.                                     707,294    8,381,434
    Acme United Corp.                                      31,085      753,811
#   Actuant Corp. Class A                                 136,863    3,387,359
#   Advanced Drainage Systems, Inc.                        89,096    2,200,671

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#*  Aegion Corp.                                          301,196 $ 7,553,996
*   AeroCentury Corp.                                       9,017     142,243
#*  Aerojet Rocketdyne Holdings, Inc.                     455,303  12,520,832
#*  Aerovironment, Inc.                                   237,835  12,215,206
*   Air Transport Services Group, Inc.                    486,146  12,085,590
#   Aircastle, Ltd.                                       311,902   7,367,125
    Alamo Group, Inc.                                      99,445  11,439,158
#   Albany International Corp. Class A                    275,021  17,450,082
    Allied Motion Technologies, Inc.                       68,900   2,401,165
    Altra Industrial Motion Corp.                         294,050  15,408,220
*   Ameresco, Inc. Class A                                112,662     980,159
#   American Railcar Industries, Inc.                     168,698   6,616,336
#*  American Superconductor Corp.                           2,865      14,927
*   American Woodmark Corp.                               142,945  19,419,078
*   AMREP Corp.                                            66,450     504,356
#   Apogee Enterprises, Inc.                              291,143  13,249,918
*   ARC Document Solutions, Inc.                          337,499     816,748
    ArcBest Corp.                                         184,166   6,547,101
    Argan, Inc.                                           175,577   7,655,157
#*  Armstrong Flooring, Inc.                              147,203   2,280,174
#*  Arotech Corp.                                         123,109     449,348
*   Art's-Way Manufacturing Co., Inc.                         200         590
#   Astec Industries, Inc.                                195,991  12,229,838
#*  Astronics Corp.                                       160,988   7,180,065
#*  Astronics Corp. Class B                                 6,976     314,269
*   Atkore International Group, Inc.                      143,982   3,366,299
#*  Atlas Air Worldwide Holdings, Inc.                    104,895   5,905,589
*   Avalon Holdings Corp. Class A                          13,946      30,263
#*  Axon Enterprise, Inc.                                 411,926  10,899,562
#   AZZ, Inc.                                             207,933   9,460,952
#*  Babcock & Wilcox Enterprises, Inc.                    130,961     851,247
    Barrett Business Services, Inc.                        25,633   1,786,364
*   Blue Bird Corp.                                        13,515     285,842
*   BlueLinx Holdings, Inc.                                22,168     358,900
#*  BMC Stock Holdings, Inc.                              191,597   4,291,773
    Brady Corp. Class A                                   169,449   6,481,424
    Briggs & Stratton Corp.                               387,579   9,371,660
    Brink's Co. (The)                                      47,960   3,999,864
#*  Broadwind Energy, Inc.                                 29,075      71,815
*   Builders FirstSource, Inc.                            513,027  10,989,038
*   CAI International, Inc.                               133,926   3,784,749
*   Casella Waste Systems, Inc. Class A                   462,261  11,824,636
*   CBIZ, Inc.                                            555,820   9,171,030
    CECO Environmental Corp.                              228,541   1,035,291
#   Celadon Group, Inc.                                   177,638     985,891
*   Chart Industries, Inc.                                336,140  16,662,460
    Chicago Rivet & Machine Co.                            17,700     566,223
#   CIRCOR International, Inc.                            180,711   9,581,297
*   Civeo Corp.                                           339,255   1,187,393
#*  Cogint, Inc.                                           14,159      51,680
    Columbus McKinnon Corp.                               169,737   6,950,730
    Comfort Systems USA, Inc.                             378,197  16,111,192
#*  Command Security Corp.                                 17,842      53,526

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   Commercial Vehicle Group, Inc.                        177,398 $ 2,194,413
    CompX International, Inc.                              18,270     251,213
*   Continental Building Products, Inc.                   344,374   9,797,440
*   Continental Materials Corp.                            14,518     280,923
    Costamare, Inc.                                       287,654   1,875,504
*   Covenant Transportation Group, Inc. Class A           121,098   3,551,804
#*  CPI Aerostructures, Inc.                               66,252     589,643
    CRA International, Inc.                               100,515   4,666,911
*   CSW Industrials, Inc.                                  23,695   1,134,991
#   Cubic Corp.                                           141,928   8,238,920
    DMC Global, Inc.                                      110,479   2,529,969
    Douglas Dynamics, Inc.                                262,655  10,821,386
#*  Ducommun, Inc.                                         96,736   2,822,756
*   DXP Enterprises, Inc.                                 142,377   4,870,717
#*  Eagle Bulk Shipping, Inc.                             109,365     518,390
    Eastern Co. (The)                                      56,600   1,514,050
*   Echo Global Logistics, Inc.                           197,219   5,758,795
    Ecology and Environment, Inc. Class A                  19,292     208,354
    Encore Wire Corp.                                     197,852  10,011,311
*   Engility Holdings, Inc.                               177,120   4,633,459
    Ennis, Inc.                                           220,827   4,394,457
    EnPro Industries, Inc.                                113,452   9,982,641
#   EnviroStar, Inc.                                       33,694   1,290,480
    ESCO Technologies, Inc.                               177,756  10,869,779
    Espey Manufacturing & Electronics Corp.                35,187     865,600
#   Essendant, Inc.                                       245,185   2,218,924
#*  ExOne Co. (The)                                        13,293     130,537
    Exponent, Inc.                                        266,014  19,724,938
    Federal Signal Corp.                                  670,262  13,633,129
#   Forrester Research, Inc.                              245,923  10,734,539
    Forward Air Corp.                                     306,722  18,621,093
#*  Franklin Covey Co.                                    167,415   4,821,552
    Franklin Electric Co., Inc.                           117,324   5,314,777
    FreightCar America, Inc.                               92,600   1,442,708
*   FTI Consulting, Inc.                                  182,631   7,938,970
*   Fuel Tech, Inc.                                         5,156       5,878
#*  FuelCell Energy, Inc.                                  12,870      21,493
*   Genco Shipping & Trading, Ltd.                         27,075     352,246
*   Gencor Industries, Inc.                                59,241     995,249
#   General Cable Corp.                                    64,440   1,913,868
#*  Gibraltar Industries, Inc.                            304,472  11,295,911
    Global Brass & Copper Holdings, Inc.                  163,261   5,248,841
*   GMS, Inc.                                              13,898     476,423
#*  Golden Ocean Group, Ltd.                               11,471     100,830
#*  Goldfield Corp. (The)                                 195,998     970,190
    Gorman-Rupp Co. (The)                                 263,287   7,443,123
#*  GP Strategies Corp.                                   173,745   4,334,938
    Graham Corp.                                           70,315   1,504,741
*   Great Lakes Dredge & Dock Corp.                       410,868   1,931,080
#   Greenbrier Cos., Inc. (The)                           203,120  10,186,468
#   Griffon Corp.                                         407,718   8,174,746
    H&E Equipment Services, Inc.                          344,513  13,566,922
    Hardinge, Inc.                                         92,268   1,740,174

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   Harsco Corp.                                          290,702 $ 5,203,566
#   Heartland Express, Inc.                               196,730   4,463,804
    Heidrick & Struggles International, Inc.              144,069   3,803,422
#*  Herc Holdings, Inc.                                   242,608  15,944,198
*   Heritage-Crystal Clean, Inc.                           46,537   1,012,180
    Herman Miller, Inc.                                    24,178     979,209
#*  Hertz Global Holdings, Inc.                            80,525   1,846,438
*   Hill International, Inc.                              351,896   2,005,807
#   HNI Corp.                                              22,548     876,892
*   Houston Wire & Cable Co.                              171,297   1,199,079
*   Hub Group, Inc. Class A                               284,467  13,668,639
*   Hudson Global, Inc.                                   172,207     366,801
#*  Hudson Technologies, Inc.                             295,862   1,858,013
    Hurco Cos., Inc.                                       55,394   2,501,039
*   Huron Consulting Group, Inc.                          193,607   7,773,321
#*  Huttig Building Products, Inc.                        153,581   1,084,282
    Hyster-Yale Materials Handling, Inc.                  102,125   8,648,966
*   ICF International, Inc.                               127,837   6,788,145
#*  IES Holdings, Inc.                                    158,242   2,769,235
*   InnerWorkings, Inc.                                   614,632   6,152,466
#*  Innovative Solutions & Support, Inc.                  139,210     431,551
    Insperity, Inc.                                       322,656  19,762,680
#   Insteel Industries, Inc.                              192,911   6,043,902
    Interface, Inc.                                       675,348  16,849,933
#*  Intersections, Inc.                                    71,313     166,872
    Kadant, Inc.                                           98,991   9,923,848
    Kaman Corp.                                           281,442  17,646,413
    Kelly Services, Inc. Class A                          273,774   7,750,542
    Kelly Services, Inc. Class B                              635      18,602
*   Key Technology, Inc.                                   50,025   1,331,666
#*  KeyW Holding Corp. (The)                              165,938   1,111,785
    Kforce, Inc.                                          309,359   8,027,866
    Kimball International, Inc. Class B                   353,449   6,563,548
    Knoll, Inc.                                           545,240  12,507,806
    Korn/Ferry International                              336,273  14,984,325
#*  Kratos Defense & Security Solutions, Inc.             575,551   6,567,037
#*  Lawson Products, Inc.                                  80,102   1,902,423
#*  Layne Christensen Co.                                 145,371   1,961,055
*   LB Foster Co. Class A                                 104,796   2,845,211
*   Limbach Holdings, Inc.                                 46,538     651,997
#   Lindsay Corp.                                          94,854   8,461,925
    LS Starrett Co. (The) Class A                          47,782     398,980
    LSC Communications, Inc.                              151,642   2,074,463
    LSI Industries, Inc.                                  222,405   1,765,896
*   Lydall, Inc.                                          199,513   9,536,721
#*  Manitex International, Inc.                             9,596      98,359
#*  Manitowoc Co., Inc. (The)                             347,127  13,912,850
    Marten Transport, Ltd.                                493,176  11,441,683
*   Mastech Digital, Inc.                                  18,352     181,501
    Matson, Inc.                                          274,339   9,385,137
#   Matthews International Corp. Class A                   94,059   5,267,304
    Maxar Technologies, Ltd.                                5,585     352,078
    McGrath RentCorp                                      243,556  11,641,977

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#*  Mercury Systems, Inc.                                 274,764 $13,194,167
*   Meritor, Inc.                                         758,698  20,697,281
*   Milacron Holdings Corp.                               170,845   3,240,930
    Miller Industries, Inc.                                81,772   2,130,161
*   Mistras Group, Inc.                                   196,555   4,188,587
#   Mobile Mini, Inc.                                     210,677   7,974,124
*   MRC Global, Inc.                                      599,389  10,777,014
    Mueller Industries, Inc.                                5,888     194,834
    Mueller Water Products, Inc. Class A                  796,047   9,258,027
#   Multi-Color Corp.                                     155,232  12,030,480
*   MYR Group, Inc.                                       141,325   4,788,091
#   National Presto Industries, Inc.                       43,093   4,380,403
*   Navigant Consulting, Inc.                             365,534   7,500,758
*   NCI Building Systems, Inc.                            401,863   7,414,372
#*  Nexeo Solutions, Inc.                                  69,166     652,235
*   NL Industries, Inc.                                   269,445   3,502,785
#   NN, Inc.                                              206,992   5,961,370
#*  Northwest Pipe Co.                                     75,754   1,439,326
#*  NOW, Inc.                                             865,272  10,201,557
#*  NV5 Global, Inc.                                       49,642   2,420,048
#   Omega Flex, Inc.                                       99,751   6,100,771
*   Orion Group Holdings, Inc.                            164,497   1,237,017
*   PAM Transportation Services, Inc.                      40,566   1,521,631
    Park-Ohio Holdings Corp.                               98,322   4,095,111
#*  Patrick Industries, Inc.                              258,264  16,541,809
*   Patriot Transportation Holding, Inc.                   30,858     586,302
    Pendrell Corp.                                            143      82,123
*   Performant Financial Corp.                            244,566     623,643
*   Perma-Fix Environmental Services                        1,994       7,178
*   Perma-Pipe International Holdings, Inc.                57,134     519,919
#*  PGT Innovations, Inc.                                 451,350   7,199,033
#*  Pioneer Power Solutions, Inc.                           3,481      26,456
*   Ply Gem Holdings, Inc.                                234,356   5,026,936
#   Powell Industries, Inc.                               105,971   3,453,595
    Preformed Line Products Co.                            51,141   3,777,274
    Primoris Services Corp.                               394,172  10,248,472
#*  Proto Labs, Inc.                                        5,839     638,495
    Quad/Graphics, Inc.                                   188,946   4,179,486
#   Quanex Building Products Corp.                        310,760   6,432,732
#*  Radiant Logistics, Inc.                               121,527     584,545
#   Raven Industries, Inc.                                391,690  15,099,649
    RCM Technologies, Inc.                                102,549     649,135
    Resources Connection, Inc.                            298,819   4,885,691
*   Roadrunner Transportation Systems, Inc.               218,609   1,217,652
    RPX Corp.                                             343,499   4,822,726
*   Rush Enterprises, Inc. Class A                        232,414  12,561,977
*   Rush Enterprises, Inc. Class B                         93,540   4,753,703
*   Saia, Inc.                                            216,736  16,374,405
#   Scorpio Bulkers, Inc.                                 301,607   2,292,213
    Servotronics, Inc.                                     24,804     259,202
*   SIFCO Industries, Inc.                                 45,608     298,732
#   SkyWest, Inc.                                         338,876  18,892,337
*   SP Plus Corp.                                         183,171   7,061,242

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
    Spartan Motors, Inc.                                266,843 $    3,575,696
*   Sparton Corp.                                        49,766      1,145,116
*   SPX Corp.                                           197,701      6,178,156
*   SPX FLOW, Inc.                                      243,961     11,312,472
    Standex International Corp.                         137,703     14,451,930
#   Steelcase, Inc. Class A                             128,021      1,990,727
#*  Sterling Construction Co., Inc.                     209,849      2,927,394
    Sun Hydraulics Corp.                                259,337     16,099,641
#*  Sunrun, Inc.                                         21,701        137,367
#*  Team, Inc.                                          235,014      3,995,238
#   Tennant Co.                                         171,312     11,546,429
#*  Textainer Group Holdings, Ltd.                       14,435        353,658
#*  Thermon Group Holdings, Inc.                        218,105      5,055,674
#   Titan International, Inc.                           444,084      5,910,758
#*  Titan Machinery, Inc.                               148,702      3,195,606
*   TPI Composites, Inc.                                 18,115        363,749
*   Transcat, Inc.                                       42,500        663,000
*   Trex Co., Inc.                                      137,428     15,335,591
*   TriMas Corp.                                        400,034     10,640,904
*   TriNet Group, Inc.                                  102,117      4,479,873
#   Triumph Group, Inc.                                 324,738      9,466,113
*   TrueBlue, Inc.                                      448,497     12,266,393
#*  Tutor Perini Corp.                                  263,897      6,531,451
*   Twin Disc, Inc.                                      95,495      2,815,193
*   Ultralife Corp.                                     108,284        736,331
    Universal Forest Products, Inc.                     306,720     11,449,858
#   Universal Logistics Holdings, Inc.                   87,257      2,028,725
#   US Ecology, Inc.                                    246,156     12,861,651
#*  USA Truck, Inc.                                      58,861      1,186,638
*   Vectrus, Inc.                                        30,498        927,139
#*  Veritiv Corp.                                        67,652      1,941,612
    Viad Corp.                                          190,712     10,832,442
*   Vicor Corp.                                         226,586      4,146,524
    Virco Manufacturing Corp.                           133,476        627,337
#*  Volt Information Sciences, Inc.                     172,876        752,011
    VSE Corp.                                            67,925      3,365,684
#   Wabash National Corp.                               689,747     17,816,165
#*  Wesco Aircraft Holdings, Inc.                       567,585      4,058,233
#*  Willdan Group, Inc.                                  62,136      1,408,002
*   Willis Lease Finance Corp.                           75,708      2,044,116
*   Xerium Technologies, Inc.                            28,081        122,714
*   YRC Worldwide, Inc.                                 303,662      4,849,482
                                                                --------------
Total Industrials                                                1,449,680,322
                                                                --------------
Information Technology -- (11.1%)
*   Actua Corp.                                         431,373      6,729,419
#*  Acxiom Corp.                                         19,086        516,658
*   ADDvantage Technologies Group, Inc.                  84,703        125,360
    ADTRAN, Inc.                                        552,782      8,844,512
*   Agilysys, Inc.                                      211,017      2,532,204
*   Alpha & Omega Semiconductor, Ltd.                   169,490      2,845,737
#*  Ambarella, Inc.                                      25,284      1,274,314

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    American Software, Inc. Class A                       225,740 $ 2,828,522
*   Amtech Systems, Inc.                                   87,970     882,339
#*  Applied Optoelectronics, Inc.                          81,995   2,655,818
    AstroNova, Inc.                                        58,981     790,345
#*  Asure Software, Inc.                                   15,905     241,756
*   AutoWeb, Inc.                                          57,421     474,297
*   Aviat Networks, Inc.                                   28,812     468,483
#*  Avid Technology, Inc.                                 374,610   2,022,894
*   Aware, Inc.                                           144,939     659,472
#*  Axcelis Technologies, Inc.                            288,869   7,481,707
*   AXT, Inc.                                             283,148   2,236,869
#   Badger Meter, Inc.                                    331,482  15,977,432
#*  Barracuda Networks, Inc.                              287,577   7,922,746
*   Bazaarvoice, Inc.                                     396,461   2,180,536
    Bel Fuse, Inc. Class A                                 33,988     653,589
    Bel Fuse, Inc. Class B                                 98,507   2,024,319
*   Benchmark Electronics, Inc.                           359,035  10,394,063
    Black Box Corp.                                       127,613     446,646
*   Blackhawk Network Holdings, Inc.                       74,882   3,403,387
#*  Blucora, Inc.                                         305,788   7,461,227
#*  Bottomline Technologies de, Inc.                       55,562   2,028,013
#*  BroadSoft, Inc.                                        11,067     607,578
#*  BroadVision, Inc.                                      16,737      52,722
    Brooks Automation, Inc.                               518,124  14,455,660
*   BSQUARE Corp.                                         103,061     443,162
    Cabot Microelectronics Corp.                          189,666  19,325,069
#*  CalAmp Corp.                                          357,680   8,756,006
#*  Calix, Inc.                                           423,241   2,708,742
#*  Carbonite, Inc.                                       183,107   4,614,296
#*  Cardtronics P.L.C. Class A                            201,096   4,918,808
#*  Cars.com, Inc.                                         49,202   1,460,807
#   Cass Information Systems, Inc.                         80,993   4,693,544
    CCUR Holdings, Inc.                                    34,201     195,630
*   Ceva, Inc.                                            159,919   7,036,436
#*  Clearfield, Inc.                                      100,696   1,304,013
    Cohu, Inc.                                            189,893   4,323,864
#*  CommerceHub, Inc. Series A                             32,910     665,440
    Communications Systems, Inc.                           79,847     279,465
*   Computer Task Group, Inc.                             189,732     986,606
    Comtech Telecommunications Corp.                      153,010   3,309,606
#*  Control4 Corp.                                         96,619   2,619,341
#   CPI Card Group, Inc.                                    1,200       3,468
*   Cray, Inc.                                            311,805   7,561,271
    CSG Systems International, Inc.                       350,580  15,835,699
    CSP, Inc.                                              49,891     873,093
    CTS Corp.                                             266,520   7,329,300
#*  CUI Global, Inc.                                        3,773      10,413
#*  CVD Equipment Corp.                                    29,398     297,508
#*  CyberOptics Corp.                                      58,595     893,574
    Daktronics, Inc.                                      295,312   2,734,589
*   DASAN Zhone Solutions, Inc.                             8,601      81,365
*   Data I/O Corp.                                         78,900     897,882
*   Datawatch Corp.                                        16,246     186,017

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   DHI Group, Inc.                                       466,584 $   839,851
*   Digi International, Inc.                              226,461   2,343,871
*   Diodes, Inc.                                          318,581   8,980,798
*   DSP Group, Inc.                                       181,909   2,383,008
#*  Eastman Kodak Co.                                      90,376     718,489
#   Ebix, Inc.                                             69,926   5,740,925
*   Edgewater Technology, Inc.                             89,428     534,779
*   eGain Corp.                                             3,005      15,175
*   Electro Scientific Industries, Inc.                   272,959   6,392,700
*   Electro-Sensors, Inc.                                   3,450      14,111
*   Emcore Corp.                                          150,023   1,012,655
#*  Endurance International Group Holdings, Inc.           77,979     647,226
#*  Envestnet, Inc.                                        16,308     876,555
*   ePlus, Inc.                                           130,053  10,040,092
*   Everi Holdings, Inc.                                  316,180   2,447,233
    EVERTEC, Inc.                                          65,074   1,018,408
*   Evolving Systems, Inc.                                 38,187     206,210
*   ExlService Holdings, Inc.                             265,274  16,115,395
#*  Extreme Networks, Inc.                                481,464   7,236,404
#*  Fabrinet                                              372,915   9,252,021
#*  FARO Technologies, Inc.                               146,818   7,913,490
*   Finjan Holdings, Inc.                                  13,359      25,916
#*  Fitbit, Inc. Class A                                   12,694      65,374
*   FormFactor, Inc.                                      615,967   8,839,126
*   Frequency Electronics, Inc.                            67,025     632,716
    GlobalSCAPE, Inc.                                      22,325      79,254
#*  Globant SA                                             24,818   1,127,730
*   Glu Mobile, Inc.                                      119,683     447,614
*   GSE Systems, Inc.                                     119,569     394,578
#*  GSI Technology, Inc.                                  108,787     873,560
#*  GTT Communications, Inc.                              392,222  18,101,045
    Hackett Group, Inc. (The)                             373,226   5,975,348
#*  Harmonic, Inc.                                        938,209   3,424,463
*   ID Systems, Inc.                                       31,449     233,037
*   IEC Electronics Corp.                                  21,736      84,336
#*  II-VI, Inc.                                            68,494   2,921,269
*   Image Sensing Systems, Inc.                             2,530       7,590
#*  Infinera Corp.                                        762,258   4,931,809
*   Innodata, Inc.                                        161,772     187,656
#*  Inphi Corp.                                            37,627   1,123,918
#*  Inseego Corp.                                           2,293       4,907
#*  Insight Enterprises, Inc.                             311,814  11,574,536
*   Intelligent Systems Corp.                               4,600      22,701
#*  Internap Corp.                                         90,674   1,516,976
*   inTEST Corp.                                           79,541     703,938
#*  Intevac, Inc.                                         176,836   1,202,485
#*  IntriCon Corp.                                         53,872   1,015,487
#*  Iteris, Inc.                                           42,830     289,531
#*  Kemet Corp.                                           411,775   8,383,739
*   Key Tronic Corp.                                       24,728     177,300
*   Kimball Electronics, Inc.                             183,216   3,389,496
#*  Knowles Corp.                                         504,474   7,688,184
#*  Kopin Corp.                                           576,841   1,915,112

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Kulicke & Soffa Industries, Inc.                      582,384 $13,400,656
#*  KVH Industries, Inc.                                  155,678   1,720,242
#*  Lattice Semiconductor Corp.                           835,543   5,439,385
*   Leaf Group, Ltd.                                      140,953   1,233,339
*   LGL Group, Inc. (The)                                  51,187     295,349
#*  Lightpath Technologies, Inc. Class A                    7,150      17,160
*   Limelight Networks, Inc.                              669,173   2,930,978
#*  Liquidity Services, Inc.                              110,570     530,736
    Littelfuse, Inc.                                       15,050   3,270,967
*   Luna Innovations, Inc.                                  4,906      10,695
#*  Luxoft Holding, Inc.                                   23,011   1,324,283
#*  MagnaChip Semiconductor Corp.                          86,929   1,086,613
    ManTech International Corp. Class A                   158,253   8,240,234
*   Marchex, Inc. Class B                                 248,361     851,878
#*  MaxLinear, Inc.                                       141,931   3,660,400
#*  Maxwell Technologies, Inc.                            227,226   1,315,639
#*  Meet Group, Inc.(The)                                 550,993   1,520,741
#   Mesa Laboratories, Inc.                                31,531   4,461,952
#   Methode Electronics, Inc.                             408,852  16,701,604
*   MicroStrategy, Inc. Class A                            13,758   1,894,889
#*  ModusLink Global Solutions, Inc.                      180,965     403,552
*   MoneyGram International, Inc.                         205,117   2,477,813
    Monotype Imaging Holdings, Inc.                       340,876   8,163,980
#   MTS Systems Corp.                                     167,799   8,700,378
*   Nanometrics, Inc.                                     240,725   5,962,758
*   Napco Security Technologies, Inc.                     275,680   2,522,472
#*  NeoPhotonics Corp.                                    332,783   1,866,913
#*  NETGEAR, Inc.                                         237,290  16,539,113
    Network-1 Technologies, Inc.                           32,802      82,005
#   NIC, Inc.                                             609,382  10,115,741
*   Novanta, Inc.                                         185,289  10,728,233
#   NVE Corp.                                               5,392     451,957
#*  Oclaro, Inc.                                          320,213   1,902,065
*   Optical Cable Corp.                                    55,836     131,215
#*  OSI Systems, Inc.                                     216,618  14,314,117
#*  PAR Technology Corp.                                  136,797   1,176,454
#   Park Electrochemical Corp.                            189,919   3,475,518
    PC Connection, Inc.                                   116,443   3,050,807
    PC-Tel, Inc.                                          175,004   1,253,029
#*  PCM, Inc.                                             116,708   1,032,866
#*  PDF Solutions, Inc.                                   287,179   3,928,609
*   Perceptron, Inc.                                       66,095     688,710
*   Perficient, Inc.                                      350,742   6,793,873
#*  PFSweb, Inc.                                          131,263     968,721
#*  Photronics, Inc.                                      512,432   4,304,429
*   Pixelworks, Inc.                                        1,959      11,930
    Plantronics, Inc.                                      44,604   2,631,190
*   Plexus Corp.                                          225,831  13,493,402
#   Power Integrations, Inc.                               57,728   4,312,282
*   PRGX Global, Inc.                                     142,169   1,080,484
#*  Professional Diversity Network, Inc.                    1,600       6,096
    Progress Software Corp.                               389,221  19,394,882
    QAD, Inc. Class A                                      95,045   4,096,440

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    QAD, Inc. Class B                                      29,836 $   995,031
#*  Qualstar Corp.                                         15,022     142,859
#*  Qualys, Inc.                                          133,781   8,361,312
*   Quantum Corp.                                          17,228     106,641
#*  QuinStreet, Inc.                                      133,225   1,242,989
*   Qumu Corp.                                             83,584     152,123
#*  Rambus, Inc.                                          883,340  11,156,584
#*  RealNetworks, Inc.                                    384,290   1,191,299
    Reis, Inc.                                             98,561   2,045,141
#   Relm Wireless Corp.                                    40,346     145,246
    RF Industries, Ltd.                                    52,025     161,278
*   Ribbon Communications, Inc.                           358,054   2,499,217
    Richardson Electronics, Ltd.                          101,846     825,971
*   Rogers Corp.                                          130,776  21,549,269
*   Rosetta Stone, Inc.                                    50,311     642,975
*   Rubicon Project, Inc. (The)                           151,323     290,540
#*  Rubicon Technology, Inc.                                2,007      15,354
*   Rudolph Technologies, Inc.                            356,192   9,332,230
#   Sapiens International Corp. NV                          3,598      44,759
*   ScanSource, Inc.                                      226,042   7,730,636
*   Seachange International, Inc.                         384,274   1,279,632
*   ServiceSource International, Inc.                     106,991     363,769
#*  Shutterstock, Inc.                                     41,515   1,837,454
*   Sigma Designs, Inc.                                   332,058   1,876,128
*   Sigmatron International, Inc.                           9,685      86,584
*   SMTC Corp.                                             12,219      26,882
#*  SolarEdge Technologies, Inc.                           58,515   2,100,689
*   Sonic Foundry, Inc.                                     3,901       9,362
#*  StarTek, Inc.                                         112,409   1,405,113
#*  Stratasys, Ltd.                                       224,241   4,796,515
#*  Super Micro Computer, Inc.                            389,647   8,893,693
*   Sykes Enterprises, Inc.                               389,234  12,074,039
#*  Synaptics, Inc.                                       229,545   9,948,480
#*  Synchronoss Technologies, Inc.                         47,288     380,196
*   Syntel, Inc.                                          199,906   4,507,880
#   Systemax, Inc.                                        331,382  10,289,411
*   TechTarget, Inc.                                       70,732   1,109,078
#*  Telaria, Inc.                                          27,305     138,163
*   Telenav, Inc.                                         235,000   1,327,750
    Tessco Technologies, Inc.                              64,830   1,423,019
    TransAct Technologies, Inc.                            90,009   1,350,135
    Travelport Worldwide, Ltd.                            465,554   6,336,190
*   Travelzoo                                              75,888     470,506
*   Trio Tech International                                 6,465      42,087
    TSR, Inc.                                              60,552     396,616
    TTEC Holdings, Inc.                                   233,029   9,251,251
#*  TTM Technologies, Inc.                                665,422  10,972,809
#*  Ultra Clean Holdings, Inc.                            297,536   6,453,556
#*  Unisys Corp.                                          311,119   2,768,959
*   VASCO Data Security International, Inc.               131,567   1,894,565
#*  Veeco Instruments, Inc.                               465,581   7,751,924
#*  VeriFone Systems, Inc.                                 12,494     220,894
*   Viavi Solutions, Inc.                                 206,093   1,768,278

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
#*  Virtusa Corp.                                         358,465 $ 15,994,708
*   Vishay Precision Group, Inc.                          108,345    2,968,653
    Wayside Technology Group, Inc.                         31,517      452,269
*   Web.com Group, Inc.                                   478,171   11,117,476
#*  Wireless Telecom Group, Inc.                          162,419      363,819
*   Xcerra Corp.                                          394,368    3,935,793
*   XO Group, Inc.                                        227,397    4,343,283
    Xperi Corp.                                           361,167    8,108,199
    YuMe, Inc.                                             67,515      247,105
*   Zedge, Inc. Class B                                    70,067      212,730
#*  Zix Corp.                                             502,148    2,124,086
                                                                  ------------
Total Information Technology                                       845,674,721
                                                                  ------------
Materials -- (4.9%)
    A Schulman, Inc.                                      349,055   13,613,145
*   AdvanSix, Inc.                                         77,074    3,041,340
#*  AgroFresh Solutions, Inc.                             100,277      756,089
#*  AK Steel Holding Corp.                                896,542    4,536,503
*   American Biltrite, Inc.                                   561      269,280
    American Vanguard Corp.                               215,100    4,549,365
    Ampco-Pittsburgh Corp.                                 88,364    1,201,750
#   Boise Cascade Co.                                     327,845   14,572,710
#   Calgon Carbon Corp.                                   559,391   11,942,998
#   Carpenter Technology Corp.                            101,007    5,191,760
#*  Century Aluminum Co.                                  544,866   12,123,269
    Chase Corp.                                            82,009    9,213,711
*   Clearwater Paper Corp.                                204,074    9,601,682
#*  Cleveland-Cliffs, Inc.                                156,078    1,069,134
#*  Coeur Mining, Inc.                                    642,922    5,169,093
    Core Molding Technologies, Inc.                        66,816    1,389,773
    Deltic Timber Corp.                                   104,899    9,915,054
*   Ferro Corp.                                           883,136   20,771,359
    Ferroglobe P.L.C.                                     347,266    5,021,466
#*  Flotek Industries, Inc.                               327,366    1,800,513
    Friedman Industries, Inc.                              67,700      373,027
    FutureFuel Corp.                                      228,747    3,065,210
#   Gold Resource Corp.                                    58,566      264,718
    Hawkins, Inc.                                         101,367    3,578,255
    Haynes International, Inc.                             80,669    2,887,950
#   Hecla Mining Co.                                       69,458      266,719
    Innophos Holdings, Inc.                               212,861    9,849,078
    Innospec, Inc.                                        254,933   18,304,189
#*  Intrepid Potash, Inc.                                 675,948    2,629,438
#   Kaiser Aluminum Corp.                                 167,047   18,415,261
    KMG Chemicals, Inc.                                    99,405    6,038,854
*   Koppers Holdings, Inc.                                119,261    5,462,154
*   Kraton Corp.                                          267,809   13,460,080
#   Kronos Worldwide, Inc.                                 15,827      434,451
#*  LSB Industries, Inc.                                  153,146    1,300,210
    Materion Corp.                                        137,452    6,831,364
#   McEwen Mining, Inc.                                    73,816      162,395
    Mercer International, Inc.                            389,200    5,721,240

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Materials -- (Continued)
    Myers Industries, Inc.                                324,292 $  6,810,132
#   Neenah, Inc.                                          165,819   15,006,620
    Northern Technologies International Corp.              38,414      898,888
#   Olympic Steel, Inc.                                    88,424    2,061,163
*   OMNOVA Solutions, Inc.                                408,738    4,496,118
#   PH Glatfelter Co.                                     394,501    9,215,543
#   Quaker Chemical Corp.                                 104,311   16,053,463
#   Rayonier Advanced Materials, Inc.                     199,911    3,782,316
#*  Resolute Forest Products, Inc.                        297,346    3,419,479
#*  Ryerson Holding Corp.                                 135,835    1,358,350
#   Schnitzer Steel Industries, Inc. Class A              274,545    9,389,439
    Schweitzer-Mauduit International, Inc.                212,679    9,630,105
    Stepan Co.                                            165,320   12,964,394
*   SunCoke Energy, Inc.                                  447,026    4,961,989
#   Synalloy Corp.                                         66,453      903,761
#*  TimkenSteel Corp.                                     531,739    8,608,854
*   Trecora Resources                                     143,328    1,906,262
    Tredegar Corp.                                        331,144    6,076,492
    Tronox, Ltd. Class A                                    9,152      179,654
*   UFP Technologies, Inc.                                 20,165      587,810
    United States Lime & Minerals, Inc.                    60,400    4,635,700
*   Universal Stainless & Alloy Products, Inc.             55,172    1,421,782
#*  US Concrete, Inc.                                     138,987   10,820,138
#*  Verso Corp. Class A                                   155,786    2,501,923
                                                                  ------------
Total Materials                                                    372,484,962
                                                                  ------------
Real Estate -- (0.9%)
#*  Altisource Asset Management Corp.                       5,411      376,606
#*  Altisource Portfolio Solutions SA                      35,261      987,308
    CKX Lands, Inc.                                        14,943      155,407
#   Consolidated-Tomoka Land Co.                           53,634    3,548,962
#*  Forestar Group, Inc.                                   37,819      922,784
*   FRP Holdings, Inc.                                     92,035    4,597,148
#   Griffin Industrial Realty, Inc.                        48,979    1,817,121
#   HFF, Inc. Class A                                     425,510   20,939,347
*   InterGroup Corp. (The)                                  5,700      135,660
#*  JW Mays, Inc.                                           2,700      102,870
*   Marcus & Millichap, Inc.                              254,003    8,293,198
#*  Maui Land & Pineapple Co., Inc.                        55,875      768,281
#   RE/MAX Holdings, Inc. Class A                         147,035    7,256,177
#   RMR Group, Inc. (The) Class A                          77,094    4,991,836
#*  St Joe Co. (The)                                      367,617    6,911,200
    Stratus Properties, Inc.                               69,437    2,124,772
*   Tejon Ranch Co.                                       171,206    3,734,003
*   Trinity Place Holdings, Inc.                          140,806      951,848
                                                                  ------------
Total Real Estate                                                   68,614,528
                                                                  ------------
Telecommunication Services -- (1.4%)
*   Alaska Communications Systems Group, Inc.              50,547      117,269
#   ATN International, Inc.                               106,256    6,307,356
*   Boingo Wireless, Inc.                                 347,011    8,415,017
#*  Cincinnati Bell, Inc.                                 442,496    7,633,056

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
#     Cogent Communications Holdings, Inc.                96,678 $    4,360,178
#     Consolidated Communications Holdings, Inc.         476,568      5,933,272
#     Frontier Communications Corp.                       86,089        705,069
#*    General Communication, Inc. Class A                439,260     18,418,172
*     Hawaiian Telcom Holdco, Inc.                         7,720        221,487
      IDT Corp. Class B                                  243,718      2,649,215
#*    Intelsat SA                                        128,461        360,975
#*    Iridium Communications, Inc.                       285,416      3,624,783
*     LICT Corp.                                               1          7,280
#*    ORBCOMM, Inc.                                      570,435      6,554,298
#*    pdvWireless, Inc.                                       94          3,234
#     Shenandoah Telecommunications Co.                  497,484     16,914,456
      Spok Holdings, Inc.                                142,944      2,229,926
#*    Straight Path Communications, Inc. Class B          11,304      2,062,980
*     Vonage Holdings Corp.                            1,683,737     18,841,017
#     Windstream Holdings, Inc.                          626,533      1,033,779
                                                                 --------------
Total Telecommunication Services                                    106,392,819
                                                                 --------------
Utilities -- (1.8%)
      American States Water Co.                          338,714     18,703,787
      Artesian Resources Corp. Class A                    39,214      1,457,977
      California Water Service Group                     430,087     17,504,541
      Chesapeake Utilities Corp.                         156,842     11,527,887
#     Connecticut Water Service, Inc.                     90,850      4,819,593
      Consolidated Water Co., Ltd.                        37,926        508,208
#*    Dynegy, Inc.                                     1,100,638     13,779,988
      El Paso Electric Co.                                82,405      4,301,541
#     Genie Energy, Ltd. Class B                         203,193        887,953
      MGE Energy, Inc.                                   131,009      7,834,338
#     Middlesex Water Co.                                126,070      4,747,796
#     Northwest Natural Gas Co.                          218,122     12,509,297
#     Otter Tail Corp.                                   303,669     12,936,299
#     Pattern Energy Group, Inc. Class A                 145,590      3,002,066
      RGC Resources, Inc.                                 14,094        343,894
      SJW Corp.                                          216,094     12,931,065
#     Spark Energy, Inc. Class A                          33,012        326,819
#     TerraForm Power, Inc.                               12,190        132,871
      Unitil Corp.                                       119,658      5,290,080
#     York Water Co. (The)                                85,073      2,692,560
                                                                 --------------
Total Utilities                                                     136,238,560
                                                                 --------------
TOTAL COMMON STOCKS                                               6,469,620,501
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,469,620,501
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.250%                     63,916,789     63,916,789
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@  DFA Short Term Investment Fund                  95,347,718  1,103,268,443
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,125,462,191)^^            $7,636,805,733
                                                                 ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED


At January 31, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)       424     03/16/18  $56,562,505 $59,906,960   $3,344,455
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                        $56,562,505 $59,906,960   $3,344,455
                                               =========== ===========   ==========

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary  $  951,481,402 $       35,878   --    $  951,517,280
   Consumer Staples           209,926,033             --   --       209,926,033
   Energy                     257,929,512             --   --       257,929,512
   Financials               1,400,395,601        117,939   --     1,400,513,540
   Health Care                670,648,224             --   --       670,648,224
   Industrials              1,449,680,322             --   --     1,449,680,322
   Information Technology     845,674,721             --   --       845,674,721
   Materials                  372,484,962             --   --       372,484,962
   Real Estate                 68,614,528             --   --        68,614,528
   Telecommunication
     Services                 106,392,819             --   --       106,392,819
   Utilities                  136,238,560             --   --       136,238,560
Temporary Cash
  Investments                  63,916,789             --   --        63,916,789
Securities Lending
  Collateral                           --  1,103,268,443   --     1,103,268,443
Futures Contracts**             3,344,455             --   --         3,344,455
                           -------------- --------------   --    --------------
TOTAL                      $6,536,727,928 $1,103,422,260   --    $7,640,150,188
                           ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (93.7%)

Real Estate -- (93.7%)
#   Acadia Realty Trust                                     786,329 $ 19,312,240
#   Agree Realty Corp.                                      247,460   11,912,724
    Alexander's, Inc.                                        29,951   10,882,995
#   Alexandria Real Estate Equities, Inc.                   882,056  114,402,663
    American Assets Trust, Inc.                             325,535   11,478,364
    American Campus Communities, Inc.                     1,255,493   48,286,261
#   American Homes 4 Rent Class A                         2,245,879   46,691,824
    American Tower Corp.                                  2,227,515  329,003,966
    Apartment Investment & Management Co. Class A         1,491,202   62,391,892
    Apple Hospitality REIT, Inc.                          1,875,183   36,547,317
    Ashford Hospitality Prime, Inc.                         288,468    2,601,981
    Ashford Hospitality Trust, Inc.                       1,042,089    6,711,053
    AvalonBay Communities, Inc.                           1,294,940  220,657,776
#   Bluerock Residential Growth REIT, Inc.                  198,618    1,664,419
    Boston Properties, Inc.                               1,477,060  182,727,093
#   Brandywine Realty Trust                               1,790,886   32,128,495
    Brixmor Property Group, Inc.                          2,888,376   46,878,342
#   BRT Apartments Corp.                                      2,211       29,627
    Camden Property Trust                                   831,494   71,974,121
#   CareTrust REIT, Inc.                                    630,233   10,014,402
#   CBL & Associates Properties, Inc.                     1,665,592    9,260,692
    Cedar Realty Trust, Inc.                                787,210    4,022,643
#   Chatham Lodging Trust                                   373,873    8,374,755
    Chesapeake Lodging Trust                                569,049   15,574,871
    City Office REIT, Inc.                                  189,358    2,211,701
    Columbia Property Trust, Inc.                         1,112,129   24,344,504
    Condor Hospitality Trust, Inc.                            1,705       17,459
#   CoreSite Realty Corp.                                   321,396   34,813,615
    Corporate Office Properties Trust                       941,166   25,693,832
    Cousins Properties, Inc.                              3,646,411   32,817,699
    Crown Castle International Corp.                      1,931,400  217,803,978
#   CubeSmart                                             1,710,433   47,088,220
#   CyrusOne, Inc.                                          754,406   43,521,682
    DCT Industrial Trust, Inc.                              894,750   52,960,253
#   DDR Corp.                                             3,020,774   24,528,685
    DiamondRock Hospitality Co.                           1,899,749   22,341,048
#   Digital Realty Trust, Inc.                            1,902,197  212,950,954
    Douglas Emmett, Inc.                                  1,406,935   54,406,176
    Duke Realty Corp.                                     3,372,012   89,054,837
#   Easterly Government Properties, Inc.                    334,541    6,968,489
    EastGroup Properties, Inc.                              318,640   27,661,138
#   Education Realty Trust, Inc.                            693,641   22,910,962
    Empire State Realty Trust, Inc. Class A               1,461,518   28,572,677
    EPR Properties                                          640,718   37,840,805
    Equinix, Inc.                                           720,471  327,951,194
*   Equity Commonwealth                                   1,170,104   34,997,811
    Equity LifeStyle Properties, Inc.                       780,714   67,391,232
    Equity Residential                                    3,456,874  212,978,007
    Essex Property Trust, Inc.                              629,004  146,545,352
#   Extra Space Storage, Inc.                             1,196,092   99,849,760
    Federal Realty Investment Trust                         683,759   82,598,087

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Real Estate -- (Continued)
    First Industrial Realty Trust, Inc.                   1,109,859 $ 34,250,249
    Forest City Realty Trust, Inc. Class A                2,292,067   53,794,812
    Four Corners Property Trust, Inc.                       520,140   12,275,304
    Franklin Street Properties Corp.                        963,800    9,772,932
    Gaming and Leisure Properties, Inc.                   1,870,000   68,142,800
    Getty Realty Corp.                                      268,975    7,057,904
    GGP, Inc.                                             5,475,114  126,091,875
    Gladstone Commercial Corp.                              229,193    4,354,667
    Global Medical REIT, Inc.                                 2,102       16,858
    Global Net Lease, Inc.                                  471,513    8,647,548
#   Government Properties Income Trust                      819,939   14,070,153
    Gramercy Property Trust                               1,394,457   35,196,095
    HCP, Inc.                                             4,450,308  107,163,417
    Healthcare Realty Trust, Inc.                         1,100,419   32,869,516
    Healthcare Trust of America, Inc. Class A             1,788,675   49,385,317
#   Hersha Hospitality Trust                                469,504    8,709,299
    Highwoods Properties, Inc.                              963,479   46,131,375
    Hospitality Properties Trust                          1,558,020   44,263,348
    Host Hotels & Resorts, Inc.                           7,137,258  148,169,476
    Hudson Pacific Properties, Inc.                       1,467,570   46,918,213
#   Independence Realty Trust, Inc.                         643,895    5,917,395
#   Investors Real Estate Trust                           1,193,787    6,768,772
#   Invitation Homes, Inc.                                1,718,433   38,647,558
    Iron Mountain, Inc.                                   2,379,313   83,347,334
    JBG SMITH Properties                                    836,100   28,218,375
    Kilroy Realty Corp.                                     928,148   66,195,515
#   Kimco Realty Corp.                                    4,041,002   64,292,342
    Kite Realty Group Trust                                 796,288   13,425,416
#   Lamar Advertising Co. Class A                           488,548   35,175,456
#   LaSalle Hotel Properties                              1,073,634   32,788,782
    Lexington Realty Trust                                2,041,986   18,418,714
    Liberty Property Trust                                1,442,711   59,742,663
#   Life Storage, Inc.                                      440,111   36,573,224
    LTC Properties, Inc.                                    371,740   15,233,905
#   Macerich Co. (The)                                    1,318,443   85,131,865
    Mack-Cali Realty Corp.                                  853,816   17,136,087
    MedEquities Realty Trust, Inc.                           22,924      250,330
#   Medical Properties Trust, Inc.                        3,166,555   41,418,539
#   MGM Growth Properties LLC Class A                       495,601   13,906,564
    Mid-America Apartment Communities, Inc.               1,102,863  105,180,044
    Monmouth Real Estate Investment Corp.                   593,294   10,139,394
    National Health Investors, Inc.                         378,204   26,674,728
#   National Retail Properties, Inc.                      1,396,299   55,405,144
#   National Storage Affiliates Trust                       415,788   10,548,542
    New Senior Investment Group, Inc.                       732,037    5,607,403
    NexPoint Residential Trust, Inc.                        134,890    3,575,934
    NorthStar Realty Europe Corp.                           466,613    5,566,693
#   Omega Healthcare Investors, Inc.                      1,865,077   50,431,682
    One Liberty Properties, Inc.                            135,140    3,302,822
    Outfront Media, Inc.                                    690,672   15,471,053
#   Paramount Group, Inc.                                 1,760,068   26,453,822
    Park Hotels & Resorts, Inc.                           1,356,561   39,218,179
#   Pebblebrook Hotel Trust                                 682,819   26,629,941

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Real Estate -- (Continued)
#   Pennsylvania REIT                                       712,124 $  7,947,304
    Physicians Realty Trust                               1,547,115   25,217,975
    Piedmont Office Realty Trust, Inc. Class A            1,557,104   30,394,670
    Prologis, Inc.                                        4,905,234  319,379,786
    PS Business Parks, Inc.                                 201,619   24,619,696
#   Public Storage                                        1,402,330  274,520,121
#   QTS Realty Trust, Inc. Class A                          443,713   22,096,907
*   Quality Care Properties, Inc.                           906,163   12,233,201
#   Ramco-Gershenson Properties Trust                       762,807   10,084,309
#   Realty Income Corp.                                   2,484,586  132,155,129
    Regency Centers Corp.                                 1,577,470   99,238,638
#   Retail Opportunity Investments Corp.                  1,036,819   19,046,365
#   Retail Properties of America, Inc. Class A            2,251,454   27,130,021
    Rexford Industrial Realty, Inc.                         666,317   19,782,952
#   RLJ Lodging Trust                                     1,712,732   39,598,364
    Ryman Hospitality Properties, Inc.                      435,289   33,321,373
#   Sabra Health Care REIT, Inc.                          1,543,398   27,935,504
    Saul Centers, Inc.                                      130,628    7,149,270
*   SBA Communications Corp.                              1,034,516  180,523,042
#   Select Income REIT                                      635,337   14,206,135
    Senior Housing Properties Trust                       2,256,754   39,109,547
#   Seritage Growth Properties REIT Class A                  31,870    1,313,044
    Simon Property Group, Inc.                            2,819,415  460,607,829
    SL Green Realty Corp.                                   968,768   97,380,559
    Sotherly Hotels, Inc.                                   109,976      698,348
    Spirit Realty Capital, Inc.                           4,594,599   37,537,874
    STAG Industrial, Inc.                                   809,808   20,504,339
#   STORE Capital Corp.                                   1,529,239   37,481,648
    Summit Hotel Properties, Inc.                           887,262   13,743,688
    Sun Communities, Inc.                                   694,998   61,743,622
    Sunstone Hotel Investors, Inc.                        2,091,813   35,247,049
#   Tanger Factory Outlet Centers, Inc.                     943,317   23,752,722
#   Taubman Centers, Inc.                                   609,763   37,591,889
    Terreno Realty Corp.                                    463,084   16,485,790
    Tier REIT, Inc.                                         294,143    5,709,316
    UDR, Inc.                                             2,540,787   92,814,949
    UMH Properties, Inc.                                    248,012    3,318,401
#*  Uniti Group, Inc.                                     1,356,932   21,480,234
    Universal Health Realty Income Trust                    121,654    8,096,074
    Urban Edge Properties                                   977,141   22,845,557
    Urstadt Biddle Properties, Inc.                          68,848    1,183,497
    Urstadt Biddle Properties, Inc. Class A                 270,593    5,254,916
    Ventas, Inc.                                          3,366,639  188,430,785
    VEREIT, Inc.                                          9,261,049   66,679,553
    Vornado Realty Trust                                  1,639,064  117,488,108
#   Washington Prime Group, Inc.                          1,751,444   11,524,502
    Washington REIT                                         707,511   20,277,265
    Weingarten Realty Investors                           1,152,906   34,068,372
    Welltower, Inc.                                       3,448,237  206,790,773
#   Wheeler Real Estate Investment Trust, Inc.                7,097       45,350
#   Whitestone REIT                                         328,618    4,318,041
#   WP Carey, Inc.                                          959,557   62,188,889
    Xenia Hotels & Resorts, Inc.                            973,522   21,612,188

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
TOTAL COMMON STOCKS                                               8,292,331,528
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       8,292,331,528
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.250%                     87,282,202 $   87,282,202
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@  DFA Short Term Investment Fund                  40,764,878    471,690,398
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,748,798,595)^^            $8,851,304,128
                                                                 ==============

At January 31, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)       642     03/16/18  $86,089,504 $90,708,180   $4,618,676
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                        $86,089,504 $90,708,180   $4,618,676
                                               =========== ===========   ==========

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                          --------------------------------------------------
                             LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                          -------------- ------------ ------- --------------
Common Stocks
   Real Estate            $8,292,331,528           --   --    $8,292,331,528
Temporary Cash
  Investments                 87,282,202           --   --        87,282,202
Securities Lending
  Collateral                          -- $471,690,398   --       471,690,398
Futures Contracts**            4,618,676           --   --         4,618,676
                          -------------- ------------   --    --------------
TOTAL                     $8,384,232,406 $471,690,398   --    $8,855,922,804
                          ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (93.2%)

AUSTRALIA -- (5.4%)
    AGL Energy, Ltd.                                        157,174 $ 2,961,264
    ALS, Ltd.                                                47,586     266,271
    Alumina, Ltd.                                           582,388   1,126,183
    Amcor, Ltd.                                             335,752   3,926,000
    Amcor, Ltd. Sponsored ADR                                 1,068      50,057
    AMP, Ltd.                                             1,534,469   6,481,404
    Ansell, Ltd.                                              9,168     185,435
    APA Group                                               271,807   1,759,621
    Aristocrat Leisure, Ltd.                                177,083   3,402,451
    ASX, Ltd.                                                31,849   1,401,415
    Aurizon Holdings, Ltd.                                  731,512   2,751,974
    AusNet Services                                         635,312     867,101
#   Australia & New Zealand Banking Group, Ltd.             689,905  15,846,544
    Bank of Queensland, Ltd.                                155,687   1,550,880
    Bendigo & Adelaide Bank, Ltd.                           187,186   1,763,267
    BHP Billiton, Ltd.                                      842,811  20,611,050
#   BHP Billiton, Ltd. Sponsored ADR                         64,389   3,156,349
    BlueScope Steel, Ltd.                                   395,936   4,597,995
    Boral, Ltd.                                             414,724   2,664,846
    Brambles, Ltd.                                          509,466   4,051,620
    Caltex Australia, Ltd.                                   84,377   2,361,710
    Challenger, Ltd.                                         92,549   1,014,457
    CIMIC Group, Ltd.                                        33,464   1,270,741
    Coca-Cola Amatil, Ltd.                                  177,113   1,195,494
    Cochlear, Ltd.                                           18,896   2,637,331
#   Commonwealth Bank of Australia                          461,654  29,290,024
    Computershare, Ltd.                                     145,852   1,957,732
    Crown Resorts, Ltd.                                     121,306   1,293,043
    CSL, Ltd.                                               132,480  15,576,911
#   Domino's Pizza Enterprises, Ltd.                         19,095     736,308
    Downer EDI, Ltd.                                         63,057     340,505
    Evolution Mining, Ltd.                                  497,223   1,145,256
#   Flight Centre Travel Group, Ltd.                         15,798     649,092
    Fortescue Metals Group, Ltd.                          1,138,631   4,521,753
#   Harvey Norman Holdings, Ltd.                            323,112   1,173,108
    Healthscope, Ltd.                                       314,890     489,881
    Iluka Resources, Ltd.                                    53,186     431,649
    Incitec Pivot, Ltd.                                     667,680   1,998,539
    Insurance Australia Group, Ltd.                         554,983   3,232,151
    James Hardie Industries P.L.C.                          101,023   1,767,838
    James Hardie Industries P.L.C. Sponsored ADR              2,500      44,175
    LendLease Group                                         170,735   2,169,605
    Macquarie Group, Ltd.                                    86,907   7,211,323
    Magellan Financial Group, Ltd.                           37,662     834,657
    Medibank Pvt, Ltd.                                      877,877   2,363,944
#   National Australia Bank, Ltd.                           633,807  14,848,145
    Newcrest Mining, Ltd.                                   224,891   4,112,871
    Oil Search, Ltd.                                        407,419   2,484,864
    Orica, Ltd.                                             156,296   2,410,712
*   Origin Energy, Ltd.                                     686,660   5,143,512
#   Platinum Asset Management, Ltd.                          65,636     439,610

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
AUSTRALIA -- (Continued)
    Qantas Airways, Ltd.                                  148,994 $    631,422
    QBE Insurance Group, Ltd.                             522,237    4,527,654
#   Qube Holdings, Ltd.                                   140,285      289,794
    Ramsay Health Care, Ltd.                               46,838    2,583,386
    REA Group, Ltd.                                        16,819      999,158
    Rio Tinto, Ltd.                                       123,698    7,615,864
*   Santos, Ltd.                                          797,503    3,267,789
    Seek, Ltd.                                            102,667    1,616,172
    Seven Group Holdings, Ltd.                             26,863      353,229
    Sonic Healthcare, Ltd.                                 94,784    1,816,684
    South32, Ltd.                                       1,786,542    5,486,225
    South32, Ltd. ADR                                       8,060      124,446
    Spark Infrastructure Group                            614,049    1,144,090
    Star Entertainment Grp, Ltd. (The)                    319,020    1,556,005
    Suncorp Group, Ltd.                                   341,545    3,755,669
    Sydney Airport                                        268,876    1,475,431
    Tabcorp Holdings, Ltd.                                484,825    2,018,202
    Telstra Corp., Ltd.                                 1,207,986    3,571,473
#   TPG Telecom, Ltd.                                     163,216      835,636
    Transurban Group                                      547,831    5,303,821
    Treasury Wine Estates, Ltd.                           182,183    2,509,503
    Wesfarmers, Ltd.                                      266,858    9,412,769
#   Westpac Banking Corp.                                 715,249   17,820,397
    Westpac Banking Corp. Sponsored ADR                    83,181    2,079,525
    Whitehaven Coal, Ltd.                                 167,116      662,989
    Woodside Petroleum, Ltd.                              195,991    5,232,749
    Woolworths, Ltd.                                      381,753    8,291,185
                                                                  ------------
TOTAL AUSTRALIA                                                    289,549,935
                                                                  ------------
AUSTRIA -- (0.3%)
    ANDRITZ AG                                              2,028      121,749
#   Erste Group Bank AG                                   100,900    5,082,331
    OMV AG                                                 41,444    2,668,426
*   Raiffeisen Bank International AG                       55,883    2,402,276
    Verbund AG                                             21,423      594,157
    Voestalpine AG                                         55,136    3,581,356
                                                                  ------------
TOTAL AUSTRIA                                                       14,450,295
                                                                  ------------
BELGIUM -- (1.1%)
#   Ageas                                                  76,732    4,057,061
#   Anheuser-Busch InBev SA/NV                            204,300   23,138,894
#   bpost SA                                                3,505      116,537
    Colruyt SA                                             28,045    1,552,585
    KBC Group NV                                           92,231    8,867,643
#   Proximus SADP                                          48,959    1,651,085
#   Solvay SA                                              59,436    8,606,015
*   Telenet Group Holding NV                               17,537    1,349,107
    UCB SA                                                 62,078    5,410,881

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
BELGIUM -- (Continued)
    Umicore SA                                             61,374 $ 3,230,977
                                                                  -----------
TOTAL BELGIUM                                                      57,980,785
                                                                  -----------
CANADA -- (7.9%)
    Agnico Eagle Mines, Ltd.(2009834)                      43,401   2,051,999
    Agnico Eagle Mines, Ltd.(2009823)                      23,490   1,111,290
*   Air Canada                                             21,000     408,220
#   Algonquin Power & Utilities Corp.(B51BMR7)            132,900   1,443,532
    Algonquin Power & Utilities Corp.(015857105)            2,779      30,152
    Alimentation Couche-Tard, Inc. Class B                120,858   6,322,937
#   AltaGas, Ltd.                                          35,904     804,775
#   ARC Resources, Ltd.                                   157,997   1,737,967
    Atco, Ltd. Class I                                     27,124     980,874
*   B2Gold Corp.                                          224,900     680,185
    Bank of Montreal(2073174)                             142,283  11,711,314
    Bank of Montreal(2076009)                              52,129   4,294,497
    Bank of Nova Scotia (The)(2957665)                    100,672   6,693,681
    Bank of Nova Scotia (The)(2076281)                    176,568  11,731,006
    Barrick Gold Corp.(2024677)                           359,082   5,163,599
    Barrick Gold Corp.(2024644)                            22,992     330,674
#   BCE, Inc.(B188TJ4)                                     27,640   1,292,170
    BCE, Inc.(B188TH2)                                     19,715     921,948
#*  BlackBerry, Ltd.(BCBHZ42)                              88,995   1,126,677
*   BlackBerry, Ltd.(BCBHZ31)                              15,702     199,147
*   Bombardier, Inc. Class A                                9,200      26,104
*   Bombardier, Inc. Class B                              688,292   1,947,363
    Brookfield Asset Management, Inc. Class A             202,271   8,465,802
    BRP, Inc.                                              10,821     447,444
    CAE, Inc.(2125097)                                     20,914     385,863
    CAE, Inc.(2162760)                                     66,638   1,229,823
    Cameco Corp.(2158684)                                  64,209     590,723
    Cameco Corp.(2166160)                                  85,660     788,351
    Canadian Imperial Bank of Commerce(2418872)            49,879   4,939,019
    Canadian Imperial Bank of Commerce(2170525)            75,835   7,513,214
    Canadian National Railway Co.(2210959)                 68,228   5,466,427
    Canadian National Railway Co.(2180632)                149,760  12,002,716
#   Canadian Natural Resources, Ltd.(2125202)              63,474   2,167,637
    Canadian Natural Resources, Ltd.(2171573)             211,021   7,203,880
    Canadian Pacific Railway, Ltd.(2793104)                11,844   2,191,614
    Canadian Pacific Railway, Ltd.(2793115)                31,366   5,807,555
#   Canadian Tire Corp., Ltd. Class A                      26,216   3,658,091
    Canadian Utilities, Ltd. Class A                       30,045     889,381
#*  Canopy Growth Corp.                                     3,900      98,356
    CCL Industries, Inc. Class B                           45,580   2,180,058
    Cenovus Energy, Inc.(B5BQMT4)                         252,188   2,408,395
    Cenovus Energy, Inc.(B57FG04)                         149,203   1,422,887
*   CGI Group, Inc. Class A(2411967)                       45,141   2,579,357
*   CGI Group, Inc. Class A(2159740)                       18,335   1,049,418
    CI Financial Corp.                                     84,015   2,022,507
    Cogeco Communications, Inc.                             5,763     357,025
    Constellation Software, Inc.                            6,443   4,164,954
    Crescent Point Energy Corp.(B67C970)                   74,710     589,462

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Crescent Point Energy Corp.(B67C8W8)                  144,994 $1,143,449
    Dollarama, Inc.                                        26,300  3,596,044
    Element Fleet Management Corp.                        125,851    849,238
#   Emera, Inc.                                            10,822    400,326
    Empire Co., Ltd. Class A                               59,444  1,150,217
#   Enbridge Income Fund Holdings, Inc.                    47,747  1,086,535
#   Enbridge, Inc.(2478906)                               244,357  8,950,797
    Enbridge, Inc.(2466149)                               140,809  5,154,983
    Encana Corp.(2793182)                                 318,153  3,938,734
    Encana Corp.(2793193)                                  17,609    217,750
    Fairfax Financial Holdings, Ltd.                        9,590  5,044,496
    Finning International, Inc.                            58,901  1,621,932
    First Capital Realty, Inc.                             53,164    889,092
    First Quantum Minerals, Ltd.                          270,432  4,032,292
    Fortis, Inc.                                          102,058  3,606,049
    Franco-Nevada Corp.(B29VF02)                           15,128  1,155,628
    Franco-Nevada Corp.(B29NF31)                           12,407    948,682
#   Genworth MI Canada, Inc.                               16,013    549,910
    George Weston, Ltd.                                    21,304  1,865,745
    Gildan Activewear, Inc.(2257763)                       26,455    898,676
    Gildan Activewear, Inc.(2254645)                       35,400  1,203,888
    Goldcorp, Inc.(2676636)                               245,789  3,519,698
    Goldcorp, Inc.(2676302)                                93,244  1,334,981
    Great-West Lifeco, Inc.                                62,000  1,753,138
*   Husky Energy, Inc.                                    139,943  2,051,360
    Hydro One, Ltd.                                        67,923  1,226,480
*   IAMGOLD Corp.                                         179,785  1,058,247
    IGM Financial, Inc.                                    30,040  1,072,892
    Imperial Oil, Ltd.(2454252)                            41,174  1,294,511
    Imperial Oil, Ltd.(2454241)                            29,627    931,444
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                 42,722  2,045,446
    Intact Financial Corp.                                 25,200  2,112,907
    Inter Pipeline, Ltd.                                  106,007  2,032,232
#*  Ivanhoe Mines, Ltd. Class A                           158,400    453,307
    Jean Coutu Group PJC, Inc. (The) Class A               24,200    476,917
    Keyera Corp.                                           58,018  1,632,523
*   Kinross Gold Corp.(496902404)                          22,897     99,144
*   Kinross Gold Corp.(B03Z841)                           860,970  3,737,870
    Kirkland Lake Gold, Ltd.                               38,600    581,824
    Linamar Corp.                                          36,136  2,133,787
    Loblaw Cos., Ltd.                                      61,009  3,304,915
    Lundin Mining Corp.                                   463,010  3,346,471
    Magna International, Inc.(2554549)                     36,699  2,097,348
    Magna International, Inc.(2554475)                     73,020  4,171,045
#   Manulife Financial Corp.(2492520)                     218,203  4,632,450
    Manulife Financial Corp.(2492519)                     249,859  5,301,886
    Maple Leaf Foods, Inc.                                 30,187    855,298
    Maxar Technologies, Ltd.                               18,695  1,179,761
    Methanex Corp.(2578378)                                12,140    764,213
    Methanex Corp.(2654416)                                34,681  2,189,132
    Metro, Inc.                                            72,672  2,431,853
    National Bank of Canada                                91,618  4,755,198
    New Flyer Industries, Inc.                              2,500    118,028

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
CANADA -- (Continued)
#   Northland Power, Inc.                                  39,900 $   742,205
*   Nutrien, Ltd.(BDH3SB9)                                 96,212   5,035,716
*   Nutrien, Ltd.(BDRJLN0)                                 83,479   4,367,371
#   Onex Corp.                                             25,504   1,910,104
#   Open Text Corp.(2655657)                               26,537     908,892
    Open Text Corp.(2260824)                               39,200   1,342,361
    Pan American Silver Corp.                              16,317     267,925
    Parkland Fuel Corp.                                    30,400     713,041
    Pembina Pipeline Corp.(B4PPQG5)                        59,624   2,033,775
    Pembina Pipeline Corp.(B4PT2P8)                        36,083   1,230,060
#   PrairieSky Royalty, Ltd.                               34,999     866,723
    Quebecor, Inc. Class B                                 50,200     979,512
    Restaurant Brands International, Inc.                  63,671   3,846,143
    Ritchie Bros Auctioneers, Inc.(2345390)                 7,600     247,216
    Ritchie Bros Auctioneers, Inc.(2202729)                13,682     444,939
    Rogers Communications, Inc. Class B(2169051)           60,368   2,946,253
    Rogers Communications, Inc. Class B(2125268)           46,002   2,244,898
    Royal Bank of Canada(2756196)                         148,644  12,734,331
    Royal Bank of Canada(2754383)                         235,620  20,175,202
    Saputo, Inc.                                           66,600   2,292,015
*   Seven Generations Energy, Ltd. Class A                106,038   1,478,497
    Shaw Communications, Inc. Class B(2591900)             90,167   1,968,346
    Shaw Communications, Inc. Class B(2801836)             84,340   1,841,080
*   Shopify, Inc. Class A(BX865C7)                          7,521     960,242
#*  Shopify, Inc. Class A(BXDZ9Z0)                          5,700     729,144
    SNC-Lavalin Group, Inc.                                43,686   1,932,484
*   Spin Master Corp.                                       5,848     252,130
    Stantec, Inc.(B0G11S1)                                 16,651     483,712
#   Stantec, Inc.(2854238)                                 13,600     395,616
*   Stars Group, Inc. (The)                                 2,400      60,976
#   Stella-Jones, Inc.                                      1,300      54,737
    Sun Life Financial, Inc.(2568283)                      80,860   3,506,898
    Sun Life Financial, Inc.(2566124)                      65,225   2,830,129
    Suncor Energy, Inc.(B3NB0P5)                          116,317   4,216,491
    Suncor Energy, Inc.(B3NB1P2)                          346,029  12,535,822
    Teck Resources, Ltd. Class B(2124533)                 342,927   9,962,029
    Teck Resources, Ltd. Class B(2879327)                  98,438   2,858,703
    TELUS Corp.                                            39,380   1,482,673
#   Thomson Reuters Corp.(2126067)                         29,783   1,289,902
    Thomson Reuters Corp.(2889371)                         37,450   1,620,702
    TMX Group, Ltd.                                        17,000   1,069,341
    Toromont Industries, Ltd.                              20,481     894,337
    Toronto-Dominion Bank (The)(2042516)                  169,002  10,277,012
    Toronto-Dominion Bank (The)(2897222)                  232,719  14,156,127
*   Tourmaline Oil Corp.                                   89,857   1,451,592
#   TransAlta Renewables, Inc.                             20,800     208,676
    TransCanada Corp.(2665203)                            111,789   5,146,766
    TransCanada Corp.(2665184)                             77,882   3,585,738
*   Trisura Group, Ltd.                                     1,227      25,057
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                68,462     207,440
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)               309,489     943,564
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)  172,036   3,184,386
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)   89,472   1,657,051

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
#   Vermilion Energy, Inc.(B607XS1)                        13,782 $    521,027
    Vermilion Energy, Inc.(B3KVGT4)                        23,732      897,070
#   Waste Connections, Inc.(BYVG1F6)                       28,358    2,036,658
    Waste Connections, Inc.(BYQFRK5)                       22,131    1,590,567
    West Fraser Timber Co., Ltd.                           35,884    2,510,713
    Wheaton Precious Metals Corp.(BDG1S92)                 88,213    1,904,519
    Wheaton Precious Metals Corp.(BF13KN5)                 31,907      689,243
    Whitecap Resources, Inc.                              134,379      982,168
    Winpak, Ltd.                                            2,300       83,342
#   WSP Global, Inc.                                       22,500    1,089,512
    Yamana Gold, Inc.                                     224,991      777,408
                                                                  ------------
TOTAL CANADA                                                       426,309,148
                                                                  ------------
DENMARK -- (1.5%)
    AP Moller - Maersk A.S. Class A                           885    1,512,068
    AP Moller - Maersk A.S. Class B                         1,504    2,684,970
#   Carlsberg A.S. Class B                                 33,562    4,314,020
    Chr Hansen Holding A.S.                                25,110    2,193,892
    Coloplast A.S. Class B                                 30,927    2,749,471
    Danske Bank A.S.                                      174,311    7,078,226
    DSV A.S.                                               68,666    5,645,703
*   Genmab A.S.                                            12,701    2,324,098
#   H Lundbeck A.S.                                        25,680    1,309,020
    ISS A.S.                                               68,334    2,666,166
    Jyske Bank A.S.                                        11,559      668,222
    Novo Nordisk A.S. Class B                             479,867   26,631,827
#   Novo Nordisk A.S. Sponsored ADR                        60,487    3,357,028
#   Novozymes A.S. Class B                                 78,034    4,328,932
    Orsted A.S.                                            45,070    2,735,901
#   Pandora A.S.                                           58,818    5,573,886
    Rockwool International A.S. Class B                       186       51,957
    Tryg A.S.                                              41,295    1,004,916
    Vestas Wind Systems A.S.                               61,129    4,169,490
#*  William Demant Holding A.S.                            45,916    1,451,990
                                                                  ------------
TOTAL DENMARK                                                       82,451,783
                                                                  ------------
FINLAND -- (1.0%)
    Elisa Oyj                                               6,241      265,638
    Fortum Oyj                                            199,191    4,319,588
#   Kone Oyj Class B                                      107,052    6,128,235
    Neste Oyj                                              51,580    3,569,810
    Nokia Oyj(5946455)                                    268,823    1,285,350
    Nokia Oyj(5902941)                                  1,948,740    9,399,832
#   Nokia Oyj Sponsored ADR                               223,680    1,075,901
    Sampo Oyj Class A                                      85,914    4,991,416
    Stora Enso Oyj Class R                                270,938    4,652,755
    Stora Enso Oyj Sponsored ADR                           12,000      206,040
    UPM-Kymmene Oyj                                       352,722   11,893,258
    UPM-Kymmene Oyj Sponsored ADR                          13,000      439,920

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FINLAND -- (Continued)
#   Wartsila Oyj Abp                                       41,810 $ 2,856,411
                                                                  -----------
TOTAL FINLAND                                                      51,084,154
                                                                  -----------
FRANCE -- (8.6%)
    Accor SA                                               36,196   2,060,096
    Aeroports de Paris                                     10,445   2,169,331
*   Air France-KLM                                         20,769     322,139
    Air Liquide SA                                        115,770  15,611,101
    Airbus SE                                             167,504  19,262,728
    Alstom SA                                              48,085   2,109,225
    Amundi SA                                              15,306   1,444,259
    Arkema SA                                              38,270   4,885,662
    Atos SE                                                33,371   5,262,812
    AXA SA                                                435,474  14,321,618
#   AXA SA Sponsored ADR                                   29,172     959,759
    BioMerieux                                             10,686   1,011,698
    BNP Paribas SA                                        261,876  21,629,327
*   Bollore SA(BF99RQ7)                                     1,292       7,731
    Bollore SA(4572709)                                   243,409   1,413,145
    Bouygues SA                                           113,514   6,308,926
    Bureau Veritas SA                                      82,825   2,427,030
    Capgemini SE                                           40,178   5,333,241
    Carrefour SA                                          274,037   6,535,063
    Casino Guichard Perrachon SA                           15,181     887,019
    Christian Dior SE                                       4,582   1,774,083
    Cie de Saint-Gobain                                   154,417   8,969,270
    Cie Generale des Etablissements Michelin               96,343  15,412,385
    Cie Plastic Omnium SA                                   2,209     113,468
    CNP Assurances                                         69,598   1,783,785
    Credit Agricole SA                                    292,015   5,505,554
    Danone SA                                             157,492  13,554,774
    Danone SA Sponsored ADR                                12,646     217,385
    Dassault Aviation SA                                      440     735,237
    Dassault Systemes SE                                   36,134   4,165,630
    Eiffage SA                                             39,400   4,776,662
    Electricite de France SA                              210,275   2,892,631
    Engie SA                                              588,615  10,220,760
    Essilor International Cie Generale d'Optique SA        66,594   9,453,996
    Eurofins Scientific SE                                  3,277   2,133,203
    Eutelsat Communications SA                             19,423     427,497
    Faurecia                                               39,395   3,534,921
    Getlink SE                                             89,678   1,257,640
    Hermes International                                    9,406   5,199,183
    Iliad SA                                                8,121   2,101,124
    Imerys SA                                              15,526   1,663,989
    Ingenico Group SA                                       3,464     394,287
    Ipsen SA                                               10,424   1,459,729
    JCDecaux SA                                            24,468   1,058,545
#   Kering                                                 16,791   8,505,414
    L'Oreal SA                                             68,023  15,458,521
    Legrand SA                                             75,025   6,241,912
    LVMH Moet Hennessy Louis Vuitton SE                    80,117  25,096,733

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
FRANCE -- (Continued)
    Natixis SA                                            305,608 $  2,782,827
    Orange SA                                             538,235    9,725,734
#   Orange SA Sponsored ADR                                45,487      826,499
    Orpea                                                  17,053    2,128,325
    Pernod Ricard SA                                       41,988    6,686,957
    Peugeot SA                                            419,438    9,421,121
    Publicis Groupe SA                                     74,009    5,114,577
    Publicis Groupe SA ADR                                  4,537       78,399
    Renault SA                                             75,582    8,301,405
    Safran SA                                              90,608   10,236,997
    Sanofi                                                238,754   21,070,422
    Sartorius Stedim Biotech                                2,401      207,986
    Schneider Electric SE(B11BPS1)                            935       87,539
    Schneider Electric SE(4834108)                        126,976   11,897,305
    SCOR SE                                                66,248    2,965,131
    SEB SA                                                  6,827    1,410,473
#   SES SA                                                170,317    2,657,802
    Societe BIC SA                                            526       60,235
    Societe Generale SA                                   178,873   10,395,660
    Sodexo SA(BCW3L63)                                     16,625    2,133,223
#   Sodexo SA(7062713)                                     27,392    3,511,161
    STMicroelectronics NV                                 157,785    3,767,885
    Suez                                                  121,398    1,809,624
    Teleperformance                                        23,608    3,577,879
    Thales SA                                              33,421    3,746,278
#   Total SA                                              459,519   26,642,874
    Total SA Sponsored ADR                                131,598    7,640,580
*   Ubisoft Entertainment SA                               21,917    1,875,736
    Valeo SA                                               85,508    6,732,787
    Veolia Environnement SA                                98,550    2,484,308
    Veolia Environnement SA ADR                            17,086      430,225
    Vinci SA                                              150,019   16,213,869
    Vivendi SA                                            206,546    6,051,689
#   Zodiac Aerospace                                       48,103    1,494,892
                                                                  ------------
TOTAL FRANCE                                                       462,238,632
                                                                  ------------
GERMANY -- (7.5%)
    Adidas AG                                              50,050   11,630,372
    Allianz SE                                             73,459   18,579,706
    Allianz SE Sponsored ADR                              243,452    6,164,205
    Axel Springer SE                                       20,974    1,843,143
    BASF SE                                               236,962   27,790,355
    BASF SE Sponsored ADR                                  32,000      937,600
    Bayer AG                                              185,881   24,357,345
    Bayer AG Sponsored ADR                                123,150    4,035,625
    Bayerische Motoren Werke AG                           111,436   12,729,013
    Beiersdorf AG                                          19,732    2,339,528
    Brenntag AG                                            45,656    2,963,900
    CECONOMY AG                                             9,736      140,362
*   Commerzbank AG                                        413,991    6,831,268
    Continental AG                                         31,854    9,569,192
    Covestro AG                                            44,295    5,100,581

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    Daimler AG                                            325,005 $29,766,133
    Deutsche Bank AG                                      481,166   8,824,584
    Deutsche Boerse AG                                     40,564   5,213,123
    Deutsche Lufthansa AG                                 131,285   4,689,865
    Deutsche Post AG                                      281,612  13,301,777
    Deutsche Telekom AG                                   876,811  15,379,290
    Deutsche Telekom AG Sponsored ADR                      94,100   1,650,514
    Deutsche Wohnen SE                                     85,465   3,864,347
    E.ON SE                                               670,098   7,043,446
    E.ON SE Sponsored ADR                                  38,515     405,563
    Evonik Industries AG                                   56,185   2,220,166
    Fielmann AG                                             7,414     649,164
    Fraport AG Frankfurt Airport Services Worldwide        17,528   2,075,288
    Fresenius Medical Care AG & Co. KGaA                   72,678   8,376,999
    Fresenius SE & Co. KGaA                               118,863  10,403,659
    Fuchs Petrolub SE                                       9,084     461,298
    GEA Group AG                                           47,644   2,369,677
    Hannover Rueck SE                                      16,844   2,303,654
*   Hapag-Lloyd AG                                         14,001     580,757
    HeidelbergCement AG                                    57,641   6,257,276
    Hella GmbH & Co KGaA                                      785      55,941
    Henkel AG & Co. KGaA                                   24,965   3,124,984
    Hochtief AG                                             6,209   1,122,851
    Infineon Technologies AG                              298,024   8,677,321
    Innogy SE                                              68,747   2,620,837
    KION Group AG                                          28,971   2,662,862
    Lanxess AG                                             48,053   4,196,175
    LEG Immobilien AG                                      10,794   1,218,165
*   Linde AG                                               39,348   9,661,970
    MAN SE                                                  7,494     891,601
    Merck KGaA                                             27,827   3,045,913
#*  METRO AG                                              104,489   2,272,456
    MTU Aero Engines AG                                    16,729   2,998,986
    Muenchener Rueckversicherungs-Gesellschaft AG          36,087   8,490,064
    OSRAM Licht AG                                         28,665   2,505,263
    ProSiebenSat.1 Media SE                                63,535   2,434,006
*   QIAGEN NV                                              53,003   1,772,806
    Rational AG                                               951     668,957
    RTL Group SA                                           13,401   1,136,230
*   RWE AG                                                285,235   5,720,699
    SAP SE                                                201,863  22,838,885
    SAP SE Sponsored ADR                                   10,896   1,233,972
    Siemens AG                                            159,367  24,192,558
    Symrise AG                                             39,009   3,269,031
*   Talanx AG                                              21,711     961,242
    Telefonica Deutschland Holding AG                     214,262   1,083,067
    ThyssenKrupp AG                                       125,817   3,961,352
    Uniper SE                                              82,229   2,454,787
    United Internet AG                                     42,624   3,109,885
    Volkswagen AG                                          12,060   2,675,663
    Vonovia SE                                            116,279   5,734,018
    Wacker Chemie AG                                        7,662   1,537,394
    Wirecard AG                                            20,925   2,608,902

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
#*  Zalando SE                                              16,365 $    959,185
                                                                   ------------
TOTAL GERMANY                                                       402,746,803
                                                                   ------------
HONG KONG -- (2.8%)
    AIA Group, Ltd.                                      3,180,000   27,161,967
    ASM Pacific Technology, Ltd.                            81,000    1,103,260
#   Bank of East Asia, Ltd. (The)                          370,380    1,598,798
    BOC Aviation, Ltd.                                      32,700      192,018
    BOC Hong Kong Holdings, Ltd.                           857,000    4,370,752
*   Brightoil Petroleum Holdings, Ltd.                      40,000        7,670
#*  Cathay Pacific Airways, Ltd.                           333,000      527,727
#   Chow Tai Fook Jewellery Group, Ltd.                    274,400      307,126
    CK Asset Holdings, Ltd.                                625,462    5,951,643
    CK Hutchison Holdings, Ltd.                            673,462    9,083,976
    CK Infrastructure Holdings, Ltd.                       154,000    1,370,508
    CLP Holdings, Ltd.                                     397,400    4,048,914
    FIH Mobile, Ltd.                                       201,000       59,940
    First Pacific Co., Ltd.                                292,400      208,547
    Galaxy Entertainment Group, Ltd.                       638,000    5,628,364
    Great Eagle Holdings, Ltd.                              54,000      283,532
    Guoco Group, Ltd.                                       11,000      156,277
#   Haitong International Securities Group, Ltd.           673,787      476,635
    Hang Lung Group, Ltd.                                  392,000    1,487,917
    Hang Lung Properties, Ltd.                             814,000    2,145,532
    Hang Seng Bank, Ltd.                                   169,900    4,036,718
    Henderson Land Development Co., Ltd.                   284,688    1,986,724
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                 622,000      574,344
    HKT Trust & HKT, Ltd.                                2,123,000    2,655,017
    Hong Kong & China Gas Co., Ltd.                      1,949,533    3,850,579
#   Hong Kong Exchanges & Clearing, Ltd.                   337,473   12,731,399
    Hopewell Holdings, Ltd.                                  3,000       12,147
    Hysan Development Co., Ltd.                            207,638    1,158,499
    Kerry Properties, Ltd.                                 317,893    1,520,284
#   Kingston Financial Group, Ltd.                         884,000      685,956
    L'Occitane International SA                             53,750       99,442
*   Landing International Development, Ltd.              5,220,000      232,365
    Li & Fung, Ltd.                                      3,200,000    1,630,172
    Man Wah Holdings, Ltd.                                 220,800      234,851
#   Melco International Development, Ltd.                  306,000      916,107
    Melco Resorts & Entertainment, Ltd. ADR                 34,136    1,016,570
    MGM China Holdings, Ltd.                               299,200      919,986
    MTR Corp., Ltd.                                        344,229    1,968,673
#   New World Development Co., Ltd.                      2,341,979    3,775,185
#   NWS Holdings, Ltd.                                     538,514    1,046,673
    Orient Overseas International, Ltd.                      2,000       18,793
    PCCW, Ltd.                                           2,097,712    1,208,103
    Power Assets Holdings, Ltd.                            333,207    2,961,187
    Prada SpA                                              166,100      680,506
    Samsonite International SA                             478,800    2,069,309
    Sands China, Ltd.                                      699,200    4,155,122
    Shangri-La Asia, Ltd.                                  375,155      951,239
    Sino Land Co., Ltd.                                  1,259,055    2,322,102

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
HONG KONG -- (Continued)
    SJM Holdings, Ltd.                                     772,000 $    769,835
    Sun Hung Kai Properties, Ltd.                          338,108    5,845,495
    Swire Pacific, Ltd. Class A                            251,500    2,510,233
    Swire Pacific, Ltd. Class B                            365,000      625,538
    Swire Properties, Ltd.                                 273,000      955,747
    Techtronic Industries Co., Ltd.                        432,000    2,878,444
    VTech Holdings, Ltd.                                    30,900      426,234
    WH Group, Ltd.                                       4,438,500    5,487,774
    Wharf Holdings, Ltd. (The)                             386,609    1,575,228
*   Wharf Real Estate Investment Co., Ltd.                 311,609    2,153,038
    Wheelock & Co., Ltd.                                   293,000    2,291,444
    Wynn Macau, Ltd.                                       468,800    1,656,228
    Xinyi Glass Holdings, Ltd.                           1,090,000    1,651,489
    Yue Yuen Industrial Holdings, Ltd.                     314,000    1,419,047
                                                                   ------------
TOTAL HONG KONG                                                     151,834,929
                                                                   ------------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                           358,821    3,503,722
    CRH P.L.C.(0182704)                                     33,732    1,252,979
    CRH P.L.C.(4182249)                                     51,236    1,902,812
#   CRH P.L.C. Sponsored ADR                               187,185    6,998,847
    Glanbia P.L.C.                                          12,468      213,235
    Kerry Group P.L.C. Class A(0490656)                     18,318    1,949,295
    Kerry Group P.L.C. Class A(4519579)                     26,868    2,863,059
    Kingspan Group P.L.C.                                   49,896    2,301,158
    Paddy Power Betfair P.L.C.                              24,239    2,812,951
    Smurfit Kappa Group P.L.C.                             120,649    4,234,033
                                                                   ------------
TOTAL IRELAND                                                        28,032,091
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                     11,066      602,295
    Bank Hapoalim BM                                       277,153    2,070,667
    Bank Leumi Le-Israel BM                              1,054,627    6,473,457
    Bezeq The Israeli Telecommunication Corp., Ltd.        542,172      893,626
    Delek Group, Ltd.                                        1,356      238,384
    Elbit Systems, Ltd.(2311614)                             1,593      238,615
    Elbit Systems, Ltd.(6308913)                             6,571      992,463
    First International Bank Of Israel, Ltd.                   734       16,560
    Frutarom Industries, Ltd.                               10,450    1,089,373
    Israel Chemicals, Ltd.                                 187,616      789,708
    Melisron, Ltd.                                           3,727      166,630
    Mizrahi Tefahot Bank, Ltd.                              58,256    1,133,847
#   Nice, Ltd. Sponsored ADR                                18,312    1,668,223
    Strauss Group, Ltd.                                      8,374      188,772
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR     193,458    3,948,478
*   Tower Semiconductor, Ltd.                               28,833    1,004,894
                                                                   ------------
TOTAL ISRAEL                                                         21,515,992
                                                                   ------------
ITALY -- (2.0%)
#   Assicurazioni Generali SpA                             438,942    8,708,200
#   Atlantia SpA                                           146,507    4,849,328
    CNH Industrial NV                                      321,761    4,757,780

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Davide Campari-Milano SpA                              111,982 $    891,951
    Enel SpA                                             2,149,889   13,667,691
    Eni SpA                                                542,555    9,767,189
#   Eni SpA Sponsored ADR                                   67,929    2,460,388
    Ferrari NV(BD6G507)                                     35,703    4,259,712
#   Ferrari NV(BZ1GMK5)                                      4,494      537,033
    Fiat Chrysler Automobiles NV(N31738102)                 57,301    1,384,965
    Fiat Chrysler Automobiles NV(BRJFWP3)                  279,638    6,758,472
    Intesa Sanpaolo SpA                                  3,255,066   12,789,597
#   Intesa Sanpaolo SpA Sponsored ADR                        9,000      213,120
    Italgas SpA                                                  1            4
#   Leonardo SpA                                           164,930    1,990,643
    Luxottica Group SpA                                     43,541    2,799,633
    Mediobanca Banca di Credito Finanziario SpA            176,001    2,140,500
    Moncler SpA                                             50,853    1,675,873
    Poste Italiane SpA                                     174,308    1,442,445
    Prysmian SpA                                            65,332    2,298,278
#   Recordati SpA                                           32,606    1,484,824
    Snam SpA                                               561,976    2,733,595
#*  Telecom Italia SpA                                   7,849,735    7,063,743
*   Telecom Italia SpA Sponsored ADR                        78,565      711,799
#   Tenaris SA                                              33,701      588,676
#   Tenaris SA ADR                                          19,881      695,835
#   Terna Rete Elettrica Nazionale SpA                     346,849    2,089,491
*   UniCredit SpA                                          479,367   10,568,884
    UnipolSai Assicurazioni SpA                            286,948      741,894
                                                                   ------------
TOTAL ITALY                                                         110,071,543
                                                                   ------------
JAPAN -- (21.9%)
    ABC-Mart, Inc.                                           8,200      533,584
#*  Acom Co., Ltd.                                          76,500      334,708
#   Advantest Corp.                                         26,200      559,929
    Aeon Co., Ltd.                                         194,800    3,325,669
    AEON Financial Service Co., Ltd.                        54,100    1,353,476
    Aeon Mall Co., Ltd.                                     38,848      856,025
    Aica Kogyo Co., Ltd.                                    21,600      837,166
    Ain Holdings, Inc.                                       7,900      483,622
    Air Water, Inc.                                         82,300    1,766,059
    Aisin Seiki Co., Ltd.                                   57,900    3,388,979
    Ajinomoto Co., Inc.                                    209,000    3,975,571
    Alfresa Holdings Corp.                                  51,800    1,260,807
    Alps Electric Co., Ltd.                                 80,200    2,317,586
    Amada Holdings Co., Ltd.                                91,500    1,361,023
    ANA Holdings, Inc.                                      28,300    1,154,500
    Aozora Bank, Ltd.                                       36,800    1,494,719
    Ariake Japan Co., Ltd.                                   3,500      304,175
    Asahi Glass Co., Ltd.                                  125,900    5,544,057
    Asahi Group Holdings, Ltd.                             101,600    5,133,084
    Asahi Intecc Co., Ltd.                                  27,400    1,052,625
    Asahi Kasei Corp.                                      377,100    4,947,548
    Asics Corp.                                             49,300      813,969
    Astellas Pharma, Inc.                                  512,375    6,738,350

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Azbil Corp.                                            18,700 $  871,565
    Bandai Namco Holdings, Inc.                            70,000  2,290,782
    Bank of Kyoto, Ltd. (The)                              24,600  1,386,052
    Benesse Holdings, Inc.                                 24,000    904,330
    Bic Camera, Inc.                                       32,800    506,064
    Bridgestone Corp.                                     189,813  9,264,016
    Brother Industries, Ltd.                               84,600  2,173,280
#   Calbee, Inc.                                           24,500    865,629
    Canon Marketing Japan, Inc.                            20,600    567,309
    Canon, Inc.                                           210,500  8,398,944
    Canon, Inc. Sponsored ADR                              64,347  2,588,036
    Casio Computer Co., Ltd.                               59,700    909,102
    Central Japan Railway Co.                              34,845  6,619,174
    Chiba Bank, Ltd. (The)                                270,000  2,350,537
    Chubu Electric Power Co., Inc.                        148,400  1,870,133
    Chugai Pharmaceutical Co., Ltd.                        41,600  2,198,651
    Chugoku Bank, Ltd. (The)                               63,500    837,023
#   Chugoku Electric Power Co., Inc. (The)                 81,000    897,303
    Citizen Watch Co., Ltd.                               114,200    877,439
    Coca-Cola Bottlers Japan Holdings, Inc.                34,800  1,232,829
    COMSYS Holdings Corp.                                  33,500    936,958
    Concordia Financial Group, Ltd.                       470,100  2,866,537
    Cosmo Energy Holdings Co., Ltd.                        32,400  1,275,638
    Cosmos Pharmaceutical Corp.                             2,500    447,035
    Credit Saison Co., Ltd.                                60,700  1,109,001
#   CyberAgent, Inc.                                       32,100  1,395,891
#*  CYBERDYNE, Inc.                                        12,600    218,380
    Dai Nippon Printing Co., Ltd.                         102,000  2,280,864
    Dai-ichi Life Holdings, Inc.                          261,300  5,510,186
    Daicel Corp.                                          154,200  1,875,082
    Daido Steel Co., Ltd.                                  18,500  1,094,310
    Daifuku Co., Ltd.                                      26,849  1,807,761
    Daiichi Sankyo Co., Ltd.                              113,146  3,798,736
    Daiichikosho Co., Ltd.                                 19,000  1,037,862
    Daikin Industries, Ltd.                                71,800  8,663,443
    Daito Trust Construction Co., Ltd.                     19,600  3,435,172
    Daiwa House Industry Co., Ltd.                        166,100  6,578,982
    Daiwa Securities Group, Inc.                          621,000  4,470,289
    Dena Co., Ltd.                                         34,400    747,130
    Denka Co., Ltd.                                        48,300  1,930,479
    Denso Corp.                                           115,500  7,260,998
    Dentsu, Inc.                                           55,982  2,511,880
    DIC Corp.                                              52,300  2,069,594
    Disco Corp.                                             7,800  1,839,528
    DMG Mori Co., Ltd.                                     28,300    648,021
    Don Quijote Holdings Co., Ltd.                         33,700  1,867,185
    Dowa Holdings Co., Ltd.                                29,440  1,227,092
    East Japan Railway Co.                                 79,500  7,935,271
    Ebara Corp.                                            38,000  1,559,840
    Eisai Co., Ltd.                                        51,600  2,936,605
    Electric Power Development Co., Ltd.                   32,100    915,036
    Ezaki Glico Co., Ltd.                                  14,000    714,415
    FamilyMart UNY Holdings Co., Ltd.                      21,586  1,451,745

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    FANUC Corp.                                              40,700 $11,046,729
    Fast Retailing Co., Ltd.                                 14,500   6,489,956
    FP Corp.                                                 10,000     528,315
    Fuji Electric Co., Ltd.                                 197,000   1,626,459
    Fuji Media Holdings, Inc.                                21,500     353,245
    Fuji Oil Holdings, Inc.                                  23,100     704,888
    FUJIFILM Holdings Corp.                                  96,000   3,700,505
    Fujikura, Ltd.                                          161,900   1,591,805
    Fujitsu General, Ltd.                                    26,000     514,654
    Fujitsu, Ltd.                                           560,440   4,138,067
    Fukuoka Financial Group, Inc.                           298,000   1,734,011
    Furukawa Electric Co., Ltd.                              26,717   1,468,651
    Glory, Ltd.                                              22,100     865,870
#   GMO Payment Gateway, Inc.                                 5,500     483,937
#   GungHo Online Entertainment, Inc.                       139,300     401,679
    Gunma Bank, Ltd. (The)                                  136,800     827,849
    H2O Retailing Corp.                                      31,200     632,793
    Hachijuni Bank, Ltd. (The)                              164,500     978,145
    Hakuhodo DY Holdings, Inc.                               75,400   1,135,281
#   Hamamatsu Photonics K.K.                                 28,600   1,061,211
    Hankyu Hanshin Holdings, Inc.                            84,000   3,393,737
#   Harmonic Drive Systems, Inc.                              5,200     358,114
    Haseko Corp.                                            108,900   1,702,990
    Hikari Tsushin, Inc.                                      6,000     874,541
    Hino Motors, Ltd.                                       124,100   1,650,302
    Hirose Electric Co., Ltd.                                 6,000     903,411
    Hiroshima Bank, Ltd. (The)                               96,200     808,545
    HIS Co., Ltd.                                            13,200     478,177
    Hisamitsu Pharmaceutical Co., Inc.                       11,000     753,901
    Hitachi Capital Corp.                                    39,100   1,079,893
    Hitachi Chemical Co., Ltd.                               38,000     973,430
    Hitachi Construction Machinery Co., Ltd.                 26,800   1,205,452
    Hitachi High-Technologies Corp.                          22,865   1,079,600
    Hitachi Kokusai Electric, Inc.                            5,900     168,444
    Hitachi Metals, Ltd.                                    147,400   2,011,267
    Hitachi Transport System, Ltd.                           26,015     676,274
    Hitachi, Ltd.                                         1,265,575  10,099,026
    Hitachi, Ltd. ADR                                        30,119   2,476,083
    Hokkaido Electric Power Co., Inc.                         1,900      12,393
    Hokuhoku Financial Group, Inc.                           24,800     373,005
    Hokuriku Electric Power Co.                              45,500     372,340
    Honda Motor Co., Ltd.                                   389,069  13,720,811
    Honda Motor Co., Ltd. Sponsored ADR                     113,774   4,015,084
    Horiba, Ltd.                                             11,200     722,479
    Hoshizaki Corp.                                          14,300   1,356,648
#   House Foods Group, Inc.                                  17,300     602,805
    Hoya Corp.                                              113,000   5,804,018
    Hulic Co., Ltd.                                          70,100     891,216
    Ibiden Co., Ltd.                                         28,600     445,828
    Idemitsu Kosan Co., Ltd.                                103,400   3,881,489
    IHI Corp.                                                69,700   2,341,137
    Iida Group Holdings Co., Ltd.                            75,600   1,500,310
    Inpex Corp.                                             265,000   3,456,005

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Isetan Mitsukoshi Holdings, Ltd.                        129,380 $ 1,554,298
    Isuzu Motors, Ltd.                                      161,493   2,734,724
#   Ito En, Ltd.                                             17,100     707,929
    ITOCHU Corp.                                            298,700   5,877,425
    Itochu Techno-Solutions Corp.                            16,400     722,762
    Itoham Yonekyu Holdings, Inc.                            51,300     471,325
    Iyo Bank, Ltd. (The)                                     96,300     795,093
    Izumi Co., Ltd.                                          17,700   1,124,519
    J Front Retailing Co., Ltd.                              97,900   1,799,436
    Japan Airlines Co., Ltd.                                 35,100   1,326,341
    Japan Airport Terminal Co., Ltd.                         12,300     477,851
    Japan Exchange Group, Inc.                              167,200   3,019,249
    Japan Lifeline Co., Ltd.                                 14,800     375,103
    Japan Tobacco, Inc.                                     293,200   9,716,583
    JFE Holdings, Inc.                                      139,900   3,326,044
#   JGC Corp.                                                60,400   1,312,698
    JSR Corp.                                                54,700   1,300,223
    JTEKT Corp.                                             146,660   2,633,410
    JXTG Holdings, Inc.                                   1,135,970   7,562,835
    K's Holdings Corp.                                       39,378   1,099,930
    Kagome Co., Ltd.                                         14,200     530,374
    Kajima Corp.                                            357,000   3,544,326
#   Kakaku.com, Inc.                                         38,000     667,644
    Kaken Pharmaceutical Co., Ltd.                           15,500     812,210
    Kamigumi Co., Ltd.                                       46,200   1,016,841
    Kandenko Co., Ltd.                                       36,000     397,420
    Kaneka Corp.                                            138,000   1,284,579
    Kansai Electric Power Co., Inc. (The)                   170,200   2,120,812
    Kansai Paint Co., Ltd.                                   42,000   1,038,865
    Kao Corp.                                               145,200  10,089,750
    Kawasaki Heavy Industries, Ltd.                          52,900   2,190,468
#*  Kawasaki Kisen Kaisha, Ltd.                              34,300     912,220
    KDDI Corp.                                              541,600  13,744,880
    Keihan Holdings Co., Ltd.                                48,900   1,550,213
    Keikyu Corp.                                             56,800   1,122,596
    Keio Corp.                                               26,400   1,257,066
    Keisei Electric Railway Co., Ltd.                        32,000   1,086,684
    Kewpie Corp.                                             47,700   1,364,710
    Keyence Corp.                                            21,602  13,201,140
    Kikkoman Corp.                                           28,000   1,162,559
    Kinden Corp.                                             49,100     821,757
    Kintetsu Group Holdings Co., Ltd.                        43,128   1,707,607
    Kirin Holdings Co., Ltd.                                253,000   6,337,681
    Kobayashi Pharmaceutical Co., Ltd.                       10,200     675,621
*   Kobe Steel, Ltd.                                        147,092   1,531,594
    Koito Manufacturing Co., Ltd.                            36,400   2,571,225
    Kokuyo Co., Ltd.                                         26,800     498,132
    Komatsu, Ltd.                                           199,400   7,836,915
    Konami Holdings Corp.                                    25,600   1,475,164
    Konica Minolta, Inc.                                    270,800   2,710,760
    Kose Corp.                                                9,390   1,621,645
    Kubota Corp.                                            193,300   3,950,573
    Kubota Corp. Sponsored ADR                                6,899     706,561

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kuraray Co., Ltd.                                       176,500 $ 3,315,250
    Kurita Water Industries, Ltd.                            36,400   1,194,955
    Kyocera Corp.                                            51,715   3,452,267
    Kyocera Corp. Sponsored ADR                              21,258   1,428,112
    Kyowa Exeo Corp.                                         33,200     861,903
    Kyowa Hakko Kirin Co., Ltd.                              51,700   1,008,592
    Kyudenko Corp.                                           20,000     918,712
    Kyushu Electric Power Co., Inc.                          99,400   1,092,754
    Kyushu Financial Group, Inc.                            140,100     841,775
    Kyushu Railway Co.                                       11,000     353,773
#   Lawson, Inc.                                             20,000   1,356,308
*   LINE Corp.                                                9,300     415,726
    Lion Corp.                                               60,400   1,133,329
    LIXIL Group Corp.                                       130,940   3,689,706
    M3, Inc.                                                 66,100   2,423,082
    Mabuchi Motor Co., Ltd.                                  14,300     850,889
    Maeda Corp.                                              49,000     673,487
    Makita Corp.                                             43,500   2,055,119
    Makita Corp. Sponsored ADR                                3,260     158,795
    Marubeni Corp.                                          634,800   4,774,299
    Marui Group Co., Ltd.                                    60,100   1,098,529
    Maruichi Steel Tube, Ltd.                                20,500     616,991
    Matsui Securities Co., Ltd.                              40,100     382,253
    Matsumotokiyoshi Holdings Co., Ltd.                      24,400   1,002,519
    Mazda Motor Corp.                                       289,599   4,079,206
    McDonald's Holdings Co. Japan, Ltd.                      16,800     756,482
    Mebuki Financial Group, Inc.                            386,240   1,763,341
    Medipal Holdings Corp.                                   65,000   1,268,812
    Megmilk Snow Brand Co., Ltd.                             12,500     361,022
    MEIJI Holdings Co., Ltd.                                 36,112   3,028,767
    Minebea Mitsumi, Inc.                                   134,000   3,049,772
    Miraca Holdings, Inc.                                    25,600   1,169,336
    MISUMI Group, Inc.                                       78,700   2,382,751
    Mitsubishi Chemical Holdings Corp.                      456,190   4,975,344
    Mitsubishi Corp.                                        352,100   9,867,728
    Mitsubishi Electric Corp.                               528,400   9,724,744
    Mitsubishi Estate Co., Ltd.                             277,200   5,331,872
    Mitsubishi Gas Chemical Co., Inc.                        61,700   1,748,935
    Mitsubishi Heavy Industries, Ltd.                       120,000   4,528,193
    Mitsubishi Logistics Corp.                               10,500     275,968
    Mitsubishi Materials Corp.                               56,900   2,118,231
    Mitsubishi Motors Corp.                                 191,699   1,426,428
    Mitsubishi Tanabe Pharma Corp.                           60,100   1,222,272
    Mitsubishi UFJ Financial Group, Inc.                  1,439,672  10,885,889
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR    1,421,797  10,834,093
    Mitsubishi UFJ Lease & Finance Co., Ltd.                358,000   2,320,225
    Mitsui & Co., Ltd.                                      387,900   6,824,897
    Mitsui & Co., Ltd. Sponsored ADR                          2,559     907,165
    Mitsui Chemicals, Inc.                                  104,000   3,279,109
    Mitsui Fudosan Co., Ltd.                                181,700   4,785,220
    Mitsui Mining & Smelting Co., Ltd.                       30,700   1,724,189
    Mitsui OSK Lines, Ltd.                                   42,700   1,538,230
    Miura Co., Ltd.                                          14,600     417,038

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
    Mixi, Inc.                                               21,200 $  936,110
    Mizuho Financial Group, Inc.                          5,252,805  9,958,015
#   Mizuho Financial Group, Inc. ADR                        307,194  1,194,985
#   MonotaRO Co., Ltd.                                       19,100    604,107
    Morinaga & Co., Ltd.                                     10,399    540,480
    MS&AD Insurance Group Holdings, Inc.                    110,595  3,777,816
    Murata Manufacturing Co., Ltd.                           51,900  7,675,131
    Nabtesco Corp.                                           32,500  1,545,336
    Nagase & Co., Ltd.                                       28,600    521,639
    Nagoya Railroad Co., Ltd.                                62,000  1,636,673
    Nankai Electric Railway Co., Ltd.                        37,200    969,522
    NEC Corp.                                               128,555  3,886,848
*   Nexon Co., Ltd.                                          53,800  1,797,531
    NGK Insulators, Ltd.                                    102,500  2,097,109
    NGK Spark Plug Co., Ltd.                                 77,600  2,054,895
    NH Foods, Ltd.                                           64,000  1,541,622
    NHK Spring Co., Ltd.                                    146,500  1,632,826
    Nichirei Corp.                                           38,200  1,025,460
    Nidec Corp.                                              51,100  8,224,226
    Nidec Corp. Sponsored ADR                                52,108  2,103,600
    Nifco, Inc.                                              13,800    968,223
    Nihon Kohden Corp.                                       24,500    578,214
    Nihon M&A Center, Inc.                                   19,800  1,181,445
    Nikon Corp.                                              91,600  1,786,339
    Nintendo Co., Ltd.                                       21,200  9,601,791
    Nippo Corp.                                              25,000    574,934
    Nippon Electric Glass Co., Ltd.                          32,300  1,335,517
    Nippon Express Co., Ltd.                                 45,300  3,264,363
    Nippon Kayaku Co., Ltd.                                  58,000    856,347
    Nippon Paint Holdings Co., Ltd.                          58,000  2,084,758
    Nippon Paper Industries Co., Ltd.                        49,900    950,042
    Nippon Shinyaku Co., Ltd.                                10,400    713,271
    Nippon Shokubai Co., Ltd.                                 8,400    598,176
    Nippon Steel & Sumitomo Metal Corp.                     209,842  5,355,617
    Nippon Telegraph & Telephone Corp.                      167,100  8,001,530
*   Nippon Yusen K.K.                                        61,400  1,543,554
#   Nipro Corp.                                              83,600  1,285,555
    Nishi-Nippon Railroad Co., Ltd.                           5,600    156,550
    Nissan Chemical Industries, Ltd.                         33,200  1,357,455
    Nissan Motor Co., Ltd.                                  841,700  9,016,722
    Nisshin Seifun Group, Inc.                               53,870  1,082,915
    Nisshinbo Holdings, Inc.                                 49,100    700,269
    Nissin Foods Holdings Co., Ltd.                          11,400    845,837
    Nitori Holdings Co., Ltd.                                22,300  3,558,056
    Nitto Denko Corp.                                        44,800  4,116,221
    Noevir Holdings Co., Ltd.                                 1,400    113,890
    NOF Corp.                                                24,000    645,969
    NOK Corp.                                                46,680  1,088,996
    Nomura Holdings, Inc.                                   542,600  3,542,336
#   Nomura Holdings, Inc. Sponsored ADR                     348,297  2,284,828
    Nomura Real Estate Holdings, Inc.                        62,500  1,497,351
    Nomura Research Institute, Ltd.                          26,978  1,245,577
    NS Solutions Corp.                                       13,100    353,012

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    NSK, Ltd.                                             188,653 $3,128,762
    NTN Corp.                                             327,200  1,687,544
    NTT Data Corp.                                        185,300  2,187,536
    NTT DOCOMO, Inc.                                      340,128  8,451,300
    NTT DOCOMO, Inc. Sponsored ADR                         47,694  1,189,965
    NTT Urban Development Corp.                            33,200    436,035
    Obayashi Corp.                                        318,800  3,849,047
    Obic Co., Ltd.                                         13,300  1,039,464
    Odakyu Electric Railway Co., Ltd.                      67,700  1,495,334
    Oji Holdings Corp.                                    605,000  4,156,750
    Olympus Corp.                                          84,200  3,243,723
    Omron Corp.                                            67,800  4,249,586
    Ono Pharmaceutical Co., Ltd.                           88,500  2,186,590
    Open House Co., Ltd.                                    9,400    552,610
    Oracle Corp.                                           12,300    993,454
#   Orient Corp.                                          208,000    344,122
    Oriental Land Co., Ltd.                                57,900  5,659,310
    ORIX Corp.                                            446,000  8,354,327
    Osaka Gas Co., Ltd.                                    91,400  1,818,195
    OSG Corp.                                              32,600    828,944
    Otsuka Corp.                                           13,800  1,161,795
    Otsuka Holdings Co., Ltd.                              78,000  3,464,963
    PALTAC Corp.                                            7,500    332,977
    Panasonic Corp.                                       531,187  7,886,637
    Panasonic Corp. Sponsored ADR                         106,991  1,594,166
    Park24 Co., Ltd.                                       33,700    843,005
*   PeptiDream, Inc.                                       13,000    534,223
    Persol Holdings Co., Ltd.                              53,400  1,334,219
#   Pigeon Corp.                                           37,500  1,466,279
#   Pilot Corp.                                            10,800    536,722
    Pola Orbis Holdings, Inc.                              23,800    931,698
*   Rakuten, Inc.                                         253,413  2,293,356
    Recruit Holdings Co., Ltd.                            318,200  7,770,709
    Relo Group, Inc.                                       32,000    950,301
*   Renesas Electronics Corp.                             144,200  1,699,285
    Resona Holdings, Inc.                                 711,600  4,309,389
    Resorttrust, Inc.                                      23,500    560,098
    Ricoh Co., Ltd.                                       281,800  2,777,672
    Rinnai Corp.                                           10,800  1,019,716
    Rohm Co., Ltd.                                         25,462  2,805,033
    Rohto Pharmaceutical Co., Ltd.                         28,700    771,378
    Ryohin Keikaku Co., Ltd.                                7,700  2,575,249
    Sankyo Co., Ltd.                                       16,200    526,347
    Sankyu, Inc.                                           28,000  1,306,903
    Santen Pharmaceutical Co., Ltd.                        81,300  1,320,108
    Sanwa Holdings Corp.                                   96,500  1,340,622
    Sapporo Holdings, Ltd.                                 40,500  1,220,915
    SBI Holdings, Inc.                                     88,650  2,155,106
    SCREEN Holdings Co., Ltd.                              17,800  1,551,488
    SCSK Corp.                                             12,200    562,159
    Secom Co., Ltd.                                        56,600  4,338,068
    Sega Sammy Holdings, Inc.                             110,948  1,552,935
    Seibu Holdings, Inc.                                  102,800  2,060,507

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
JAPAN -- (Continued)
    Seiko Epson Corp.                                      98,500 $ 2,399,323
    Seino Holdings Co., Ltd.                               59,200     984,445
    Sekisui Chemical Co., Ltd.                            139,600   2,669,210
#   Sekisui House, Ltd.                                   138,060   2,536,624
    Seria Co., Ltd.                                        11,000     656,259
    Seven & I Holdings Co., Ltd.                          215,976   8,911,121
#   Seven Bank, Ltd.                                      287,500   1,062,616
#*  Sharp Corp.                                            43,099   1,613,364
    Shikoku Electric Power Co., Inc.                       60,700     689,693
    Shima Seiki Manufacturing, Ltd.                         2,700     195,979
    Shimadzu Corp.                                         50,200   1,275,166
    Shimamura Co., Ltd.                                     6,922     813,786
    Shimano, Inc.                                          16,500   2,365,083
    Shimizu Corp.                                         274,300   2,821,477
    Shin-Etsu Chemical Co., Ltd.                           83,900   9,599,489
    Shinsei Bank, Ltd.                                     64,400   1,126,004
    Shionogi & Co., Ltd.                                   79,000   4,372,690
    Shiseido Co., Ltd.                                    102,800   5,279,512
#   Shizuoka Bank, Ltd. (The)                             206,000   2,202,871
    Showa Denko KK                                         53,700   2,498,402
    Showa Shell Sekiyu K.K.                                77,900   1,107,437
    Skylark Co., Ltd.                                      44,800     645,664
    SMC Corp.                                              12,500   6,160,419
    SoftBank Group Corp.                                  238,088  19,782,234
    Sohgo Security Services Co., Ltd.                      23,800   1,294,913
    Sojitz Corp.                                          478,000   1,547,517
    Sompo Holdings, Inc.                                   94,450   3,792,553
    Sony Corp.                                            350,700  16,819,946
    Sony Corp. Sponsored ADR                               25,884   1,240,879
    Sony Financial Holdings, Inc.                          48,800     897,568
    Sotetsu Holdings, Inc.                                 25,944     717,160
    Square Enix Holdings Co., Ltd.                         25,100   1,146,538
    Stanley Electric Co., Ltd.                             49,600   2,018,965
    Start Today Co., Ltd.                                  59,700   1,763,974
    Subaru Corp.                                          176,786   5,888,477
    Sugi Holdings Co., Ltd.                                11,400     607,871
    Sumco Corp.                                            72,400   1,970,460
    Sumitomo Chemical Co., Ltd.                           880,148   6,476,090
    Sumitomo Corp.                                        277,000   4,789,497
#   Sumitomo Dainippon Pharma Co., Ltd.                    58,500     863,592
    Sumitomo Electric Industries, Ltd.                    220,100   3,767,041
    Sumitomo Forestry Co., Ltd.                            75,500   1,300,654
    Sumitomo Heavy Industries, Ltd.                        41,000   1,880,223
    Sumitomo Metal Mining Co., Ltd.                        67,100   3,150,580
    Sumitomo Mitsui Financial Group, Inc.                 326,440  14,701,537
    Sumitomo Mitsui Trust Holdings, Inc.                   77,340   3,220,365
    Sumitomo Realty & Development Co., Ltd.               102,000   3,935,206
    Sumitomo Rubber Industries, Ltd.                      117,900   2,296,444
    Sundrug Co., Ltd.                                      22,200     955,427
    Suntory Beverage & Food, Ltd.                          41,800   2,004,838
    Suruga Bank, Ltd.                                      62,400   1,265,108
    Suzuken Co., Ltd.                                      28,708   1,223,704
    Suzuki Motor Corp.                                    100,700   5,783,708

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
JAPAN -- (Continued)
    Sysmex Corp.                                           46,900 $ 3,691,854
    T&D Holdings, Inc.                                    201,500   3,612,936
    Taiheiyo Cement Corp.                                  68,700   2,915,563
    Taisei Corp.                                           59,900   3,057,331
    Taisho Pharmaceutical Holdings Co., Ltd.               11,800     961,113
#   Taiyo Nippon Sanso Corp.                               67,200   1,044,590
    Takara Holdings, Inc.                                  19,800     244,365
    Takashimaya Co., Ltd.                                 117,000   1,217,433
    Takeda Pharmaceutical Co., Ltd.                       192,500  11,275,449
    TDK Corp.                                              44,534   4,122,496
    TDK Corp. Sponsored ADR                                 1,900     179,027
    Teijin, Ltd.                                          120,300   2,667,240
    Terumo Corp.                                           84,500   4,135,824
    THK Co., Ltd.                                          28,100   1,173,948
    TIS, Inc.                                              45,000   1,596,630
    Tobu Railway Co., Ltd.                                 44,800   1,510,365
    Toda Corp.                                             64,000     504,242
    Toho Co., Ltd.                                         40,800   1,383,370
    Toho Gas Co., Ltd.                                     24,600     722,318
    Tohoku Electric Power Co., Inc.                       106,900   1,383,574
    Tokai Carbon Co., Ltd.                                 21,500     313,346
    Tokio Marine Holdings, Inc.                           152,981   7,233,229
    Tokio Marine Holdings, Inc. ADR                         4,182     198,729
    Tokyo Broadcasting System Holdings, Inc.               11,000     265,061
    Tokyo Century Corp.                                    23,500   1,271,463
*   Tokyo Electric Power Co. Holdings, Inc.               341,100   1,385,084
    Tokyo Electron, Ltd.                                   45,300   8,545,494
    Tokyo Gas Co., Ltd.                                    94,000   2,242,902
    Tokyo Tatemono Co., Ltd.                               82,019   1,322,369
    Tokyu Corp.                                           129,318   2,169,087
    Tokyu Fudosan Holdings Corp.                          356,000   2,818,644
    Topcon Corp.                                           25,900     659,397
    Toppan Printing Co., Ltd.                             208,000   1,960,719
    Toray Industries, Inc.                                421,593   4,205,769
*   Toshiba Corp.                                         717,000   2,051,781
    Tosoh Corp.                                           116,400   2,679,794
    TOTO, Ltd.                                             38,800   2,227,753
    Toyo Seikan Group Holdings, Ltd.                       60,100     974,249
    Toyo Suisan Kaisha, Ltd.                               18,400     748,731
    Toyo Tire & Rubber Co., Ltd.                           53,900   1,151,059
    Toyoda Gosei Co., Ltd.                                 36,400     968,718
    Toyota Boshoku Corp.                                   37,400     802,627
    Toyota Industries Corp.                                38,700   2,529,835
    Toyota Motor Corp.                                    430,723  29,675,665
    Toyota Motor Corp. Sponsored ADR                       90,932  12,541,341
    Toyota Tsusho Corp.                                    55,960   2,274,281
*   Trend Micro, Inc.                                      37,700   2,040,814
*   Trend Micro, Inc. Sponsored ADR                           777      42,222
    TS Tech Co., Ltd.                                      27,200   1,165,701
    Tsumura & Co.                                          13,200     444,918
    Tsuruha Holdings, Inc.                                 10,500   1,466,422
    Ube Industries, Ltd.                                   60,055   1,793,876
    Ulvac, Inc.                                            12,400     831,206

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Unicharm Corp.                                       119,600 $    3,203,553
    Universal Entertainment Corp.                          8,200        391,071
    USS Co., Ltd.                                         62,300      1,395,297
    Welcia Holdings Co., Ltd.                             14,200        604,196
    West Japan Railway Co.                                39,500      2,971,271
#   Yahoo Japan Corp.                                    362,800      1,749,920
    Yakult Honsha Co., Ltd.                               19,600      1,645,502
#   Yamada Denki Co., Ltd.                               250,500      1,487,510
    Yamaguchi Financial Group, Inc.                       78,000        916,998
    Yamaha Corp.                                          34,200      1,414,252
    Yamaha Motor Co., Ltd.                               114,000      3,808,741
    Yamato Holdings Co., Ltd.                             84,300      2,177,036
#   Yamato Kogyo Co., Ltd.                                 3,200         91,686
    Yamazaki Baking Co., Ltd.                             68,000      1,341,587
    Yaskawa Electric Corp.                                70,700      3,658,989
    Yokogawa Electric Corp.                               56,300      1,201,094
    Yokohama Rubber Co., Ltd. (The)                       67,200      1,715,563
    Zenkoku Hosho Co., Ltd.                               14,400        675,006
    Zensho Holdings Co., Ltd.                             26,600        466,477
    Zeon Corp.                                            92,100      1,389,976
                                                                 --------------
TOTAL JAPAN                                                       1,176,421,533
                                                                 --------------
NETHERLANDS -- (3.0%)
    ABN AMRO Group NV                                    164,569      5,570,339
    Aegon NV(2008411)                                     25,991        176,481
#   Aegon NV(5927375)                                    671,474      4,588,511
    Akzo Nobel NV                                        125,036     11,702,437
#*  Altice NV Class A                                    146,882      1,575,197
*   Altice NV Class B                                     27,337        293,253
#*  ArcelorMittal(BD4H9V1)                               113,485      4,129,705
*   ArcelorMittal(BYPBS67)                               114,878      4,160,572
    ASML Holding NV(B929F46)                              40,115      8,132,800
#   ASML Holding NV(B908F01)                              54,643     11,090,343
    Coca-Cola European Partners P.L.C.                    59,928      2,406,171
    Gemalto NV(B011JK4)                                    2,377        146,879
    Gemalto NV(B9MS8P5)                                   23,550      1,452,679
    GrandVision NV                                        19,740        459,726
    Heineken NV                                           69,167      7,773,616
    ING Groep NV                                         659,870     12,956,717
    ING Groep NV Sponsored ADR                           248,410      4,893,677
    Koninklijke Ahold Delhaize NV                        363,846      8,128,315
    Koninklijke Ahold Delhaize NV Sponsored ADR           29,462        656,998
#   Koninklijke DSM NV                                    50,742      5,246,339
    Koninklijke KPN NV                                 1,220,024      4,275,274
    Koninklijke Philips NV(2614313)                      101,120      4,121,651
    Koninklijke Philips NV(5986622)                      122,352      4,987,037
    Koninklijke Vopak NV                                  18,017        813,292
    NN Group NV                                          117,956      5,563,369
    Randstad Holding NV                                   56,329      3,976,238
    RELX NV                                              217,352      4,812,933
    RELX NV Sponsored ADR                                 69,010      1,515,461
#   Unilever NV(2416542)                                 205,109     11,791,716

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
NETHERLANDS -- (Continued)
#   Unilever NV(B12T3J1)                                  268,265 $ 15,484,826
    Wolters Kluwer NV                                     105,633    5,591,184
                                                                  ------------
TOTAL NETHERLANDS                                                  158,473,736
                                                                  ------------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                     223,504    1,520,711
    Air New Zealand, Ltd.                                 427,076      968,205
    Auckland International Airport, Ltd.                  248,582    1,224,741
    Contact Energy, Ltd.                                  256,705    1,057,345
    EBOS Group, Ltd.                                       35,688      482,966
    Fisher & Paykel Healthcare Corp., Ltd.                154,697    1,516,908
    Fletcher Building, Ltd.                               283,554    1,635,768
    Fonterra Co-operative Group, Ltd.                      22,004      100,550
    Mercury NZ, Ltd.                                      182,060      462,108
    Meridian Energy, Ltd.                                 335,931      717,985
    Ryman Healthcare, Ltd.                                115,533      932,882
    SKYCITY Entertainment Group, Ltd.                      55,107      168,242
    Spark New Zealand, Ltd.                               732,176    1,936,772
    Vector, Ltd.                                           65,942      166,160
*   Xero, Ltd.                                             11,306      286,619
    Z Energy, Ltd.                                        171,454      965,409
                                                                  ------------
TOTAL NEW ZEALAND                                                   14,143,371
                                                                  ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                       10,364      593,894
    Aker BP ASA                                            43,699    1,264,565
    Austevoll Seafood ASA                                  48,688      382,509
    Bakkafrost P/F                                         16,881      687,931
    DNB ASA                                               226,842    4,610,619
    Entra ASA                                              26,578      401,709
    Gjensidige Forsikring ASA                              42,342      798,764
#   Golar LNG, Ltd.                                         6,906      188,465
    Kongsberg Gruppen ASA                                  15,825      322,466
    Leroy Seafood Group ASA                               122,750      625,119
    Marine Harvest ASA                                    139,955    2,423,427
    Norsk Hydro ASA                                       322,674    2,349,501
*   Norwegian Finans Holding ASA                           47,229      539,253
#   Orkla ASA                                             186,677    1,942,597
    Salmar ASA                                             16,472      447,866
    Schibsted ASA Class A                                  21,794      701,439
    Schibsted ASA Class B                                  19,981      603,724
    SpareBank 1 SR-Bank ASA                                69,694      831,894
    Statoil ASA                                           309,101    7,242,642
#   Statoil ASA Sponsored ADR                              38,744      908,159
    Storebrand ASA                                        188,056    1,683,367
    Subsea 7 SA                                           130,589    2,034,074
#   Telenor ASA                                           219,535    5,132,652
    TGS NOPEC Geophysical Co. ASA                          43,838    1,101,317
    Tomra Systems ASA                                      32,235      545,984

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
    Yara International ASA                                   36,771 $ 1,768,712
                                                                    -----------
TOTAL NORWAY                                                         40,132,649
                                                                    -----------
PORTUGAL -- (0.2%)
#   EDP - Energias de Portugal SA                           565,257   1,983,316
    EDP Renovaveis SA                                        77,303     676,265
    Galp Energia SGPS SA                                    204,610   3,908,516
    Jeronimo Martins SGPS SA                                 79,070   1,684,208
                                                                    -----------
TOTAL PORTUGAL                                                        8,252,305
                                                                    -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                        640,250   1,869,311
    City Developments, Ltd.                                 137,600   1,386,788
    ComfortDelGro Corp., Ltd.                               558,300     892,707
#   Dairy Farm International Holdings, Ltd.                  97,200     824,782
    DBS Group Holdings, Ltd.                                357,589   7,177,206
    Frasers Centrepoint, Ltd.                                50,400      82,622
    Genting Singapore P.L.C.                              1,644,400   1,688,496
    Golden Agri-Resources, Ltd.                           2,747,000     793,510
    Great Eastern Holdings, Ltd.                             13,000     298,557
    Hongkong Land Holdings, Ltd.                            280,800   2,022,138
    Hutchison Port Holdings Trust                         1,640,600     678,513
    Jardine Cycle & Carriage, Ltd.                           27,610     838,892
    Keppel Corp., Ltd.                                      482,400   3,176,475
    Olam International, Ltd.                                179,500     304,621
    Oversea-Chinese Banking Corp., Ltd.                     760,756   7,479,621
    SATS, Ltd.                                              217,736     915,615
    SembCorp Industries, Ltd.                               778,220   2,011,019
    Singapore Airlines, Ltd.                                430,300   3,706,040
    Singapore Exchange, Ltd.                                259,200   1,617,624
    Singapore Press Holdings, Ltd.                          272,000     546,203
    Singapore Technologies Engineering, Ltd.                511,600   1,312,546
    Singapore Telecommunications, Ltd.(B02PY22)           1,955,450   5,275,976
    Singapore Telecommunications, Ltd.(B02PY00)             407,200   1,101,056
#   StarHub, Ltd.                                           134,400     295,714
    United Industrial Corp., Ltd.                            92,395     237,923
    United Overseas Bank, Ltd.                              356,865   7,448,813
    UOL Group, Ltd.                                         190,887   1,327,415
    Venture Corp., Ltd.                                      70,000   1,226,284
    Wilmar International, Ltd.                              505,400   1,230,832
                                                                    -----------
TOTAL SINGAPORE                                                      57,767,299
                                                                    -----------
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                             208,465   5,057,458
    ACS Actividades de Construccion y Servicios SA           94,763   3,791,701
    Aena SME SA                                              21,654   4,715,252
    Amadeus IT Group SA                                     141,600  10,978,080
    Banco Bilbao Vizcaya Argentaria SA                    1,155,458  10,843,451
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR        543,040   5,099,145
    Banco de Sabadell SA                                  2,055,750   4,886,118
    Banco Santander SA                                    3,705,572  27,511,056
#   Banco Santander SA Sponsored ADR                        454,595   3,368,552

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
    Bankia SA                                              376,926 $  1,908,012
    Bankinter SA                                           175,610    2,019,104
    CaixaBank SA                                           965,632    5,208,734
    Enagas SA                                               51,670    1,407,557
    Endesa SA                                              110,357    2,477,232
    Ferrovial SA                                           167,107    3,836,250
    Gas Natural SDG SA                                     123,252    2,849,769
    Grifols SA                                              84,637    2,722,092
    Iberdrola SA(B288C92)                                1,608,047   13,089,159
    Iberdrola SA(BF7PH45)                                   34,958      284,627
    Industria de Diseno Textil SA                          290,662   10,400,873
    Mapfre SA                                              612,838    2,176,134
    Red Electrica Corp. SA                                 115,795    2,442,404
    Repsol SA                                              422,671    7,955,048
    Repsol SA Sponsored ADR                                 99,021    1,867,542
    Siemens Gamesa Renewable Energy SA                      59,797      932,990
    Telefonica SA                                          971,134    9,962,405
    Telefonica SA Sponsored ADR                            387,745    3,970,509
                                                                   ------------
TOTAL SPAIN                                                         151,761,254
                                                                   ------------
SWEDEN -- (2.6%)
    AAK AB                                                  12,169    1,131,874
    Alfa Laval AB                                           88,890    2,332,901
*   Arjo AB Class B                                         82,227      269,224
    Assa Abloy AB Class B                                  216,888    4,807,671
#   Atlas Copco AB Class A                                 197,981    9,284,862
    Atlas Copco AB Class B                                 112,064    4,677,189
    Axfood AB                                               28,395      570,963
    BillerudKorsnas AB                                      87,569    1,348,302
    Boliden AB                                             134,597    4,886,266
    Castellum AB                                            86,213    1,486,546
    Electrolux AB Series B                                  76,442    2,700,581
#   Elekta AB Class B                                       69,167      660,749
*   Essity AB Class A                                        8,605      257,566
*   Essity AB Class B                                      189,711    5,682,920
    Fabege AB                                               44,748      979,763
*   Fastighets AB Balder Class B                            24,067      640,833
    Getinge AB Class B                                      82,227    1,126,739
#   Hennes & Mauritz AB Class B                            276,095    4,886,143
    Hexagon AB Class B                                      63,819    3,805,282
    Hexpol AB                                               72,889      782,641
    Holmen AB Class B                                       21,809    1,148,890
    Hufvudstaden AB Class A                                 37,593      605,030
    Husqvarna AB Class A                                    12,600      130,740
    Husqvarna AB Class B                                   195,638    2,040,870
#   ICA Gruppen AB                                          27,546    1,076,149
    Indutrade AB                                            20,686      637,978
#   Intrum Justitia AB                                      22,243      824,747
    Kindred Group P.L.C.                                    13,984      233,505
    Lifco AB Class B                                         4,300      173,253
    Loomis AB Class B                                       35,869    1,434,132
*   Lundin Petroleum AB                                     44,955    1,121,574

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
SWEDEN -- (Continued)
    Millicom International Cellular SA                     33,068 $  2,466,625
    Nibe Industrier AB Class B                             84,615      823,938
    Nordea Bank AB                                        706,968    8,727,587
    Pandox AB                                              15,396      289,263
    Peab AB                                               105,307      903,452
    Saab AB Class B                                        17,649      845,470
#   Sandvik AB                                            324,131    6,381,069
    Securitas AB Class B                                  106,966    1,980,003
#   Skandinaviska Enskilda Banken AB Class A              390,037    4,929,204
#   Skanska AB Class B                                    102,713    2,087,663
    SKF AB Class A                                          5,065      124,767
    SKF AB Class B                                        194,743    4,813,440
*   SSAB AB Class A                                        81,249      515,510
*   SSAB AB Class B                                       226,900    1,180,486
#   Svenska Cellulosa AB SCA Class A                        8,605       99,721
    Svenska Cellulosa AB SCA Class B                      213,685    2,211,034
#   Svenska Handelsbanken AB Class A                      365,079    5,313,428
    Svenska Handelsbanken AB Class B                        3,612       53,382
    Sweco AB Class B                                       14,412      325,350
    Swedbank AB Class A                                   209,086    5,347,269
    Swedish Match AB                                       42,500    1,721,440
*   Swedish Orphan Biovitrum AB                            30,247      531,362
    Tele2 AB Class B                                      164,187    2,053,334
    Telefonaktiebolaget LM Ericsson Class A                14,581       93,931
#   Telefonaktiebolaget LM Ericsson Class B               707,953    4,553,433
    Telia Co. AB                                          882,556    4,430,154
    Trelleborg AB Class B                                  86,017    2,295,924
    Volvo AB Class A                                       57,350    1,180,335
#   Volvo AB Class B                                      426,385    8,702,745
    Wallenstam AB Class B                                  48,163      456,031
                                                                  ------------
TOTAL SWEDEN                                                       137,183,233
                                                                  ------------
SWITZERLAND -- (6.6%)
    ABB, Ltd.                                             377,391   10,518,931
#   ABB, Ltd. Sponsored ADR                               141,955    3,956,286
    Adecco Group AG                                        80,645    6,635,547
    ams AG                                                  9,303      859,645
    Baloise Holding AG                                     19,268    3,152,290
    Banque Cantonale Vaudoise                                 985      828,529
    Barry Callebaut AG                                        756    1,547,249
    Chocoladefabriken Lindt & Spruengli AG                     27    2,018,024
    Cie Financiere Richemont SA                           107,377   10,299,173
    Clariant AG                                           120,793    3,457,426
    Credit Suisse Group AG                                537,227   10,390,515
    Credit Suisse Group AG Sponsored ADR                   62,787    1,214,306
*   Dufry AG                                               17,788    2,759,409
    EMS-Chemie Holding AG                                   2,609    1,917,914
    Flughafen Zurich AG                                     8,729    2,223,807
    Geberit AG                                             11,765    5,572,262
#   Givaudan SA                                             2,966    7,139,913
    Julius Baer Group, Ltd.                                86,738    5,958,576
    Kuehne + Nagel International AG                        17,073    3,135,505

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    LafargeHolcim, Ltd.                                     76,765 $  4,696,867
    LafargeHolcim, Ltd.                                     29,333    1,798,122
    Logitech International SA(B18ZRK2)                      35,440    1,486,314
#   Logitech International SA(B1921K0)                       3,733      157,906
    Lonza Group AG                                          20,601    5,723,709
    Nestle SA                                              819,632   70,801,388
    Novartis AG                                            429,247   38,742,573
    Novartis AG Sponsored ADR                               92,708    8,349,283
    Partners Group Holding AG                                5,518    4,287,789
    Roche Holding AG(7108918)                                7,623    1,904,847
#   Roche Holding AG(7110388)                              205,182   50,695,153
    Schindler Holding AG                                     6,062    1,475,386
#   SGS SA                                                   1,689    4,540,305
    Sika AG                                                    598    5,180,356
    Sonova Holding AG                                       22,140    3,567,888
    Straumann Holding AG                                     3,003    2,292,138
    Swatch Group AG (The)(7184725)                          12,388    5,667,378
#   Swatch Group AG (The)(7184736)                          20,946    1,809,383
    Swiss Life Holding AG                                   12,502    4,694,471
    Swiss Prime Site AG                                     24,345    2,356,899
    Swiss Re AG                                             78,563    7,748,935
    Swisscom AG                                              8,039    4,390,014
    Temenos Group AG                                        18,381    2,540,189
    UBS Group AG(BRJL176)                                  508,098   10,314,085
*   UBS Group AG(H42097107)                                344,819    7,006,722
#   Vifor Pharma AG                                         18,416    2,708,434
#   Zurich Insurance Group AG                               41,132   13,530,272
                                                                   ------------
TOTAL SWITZERLAND                                                   352,052,113
                                                                   ------------
UNITED KINGDOM -- (15.0%)
    3i Group P.L.C.                                        372,007    4,919,057
    Admiral Group P.L.C.                                    61,695    1,620,175
#   Anglo American P.L.C.                                  795,684   19,288,109
    Antofagasta P.L.C.                                     135,264    1,790,221
    Ashtead Group P.L.C.                                   198,740    5,940,947
    Associated British Foods P.L.C.                         92,039    3,569,708
    AstraZeneca P.L.C.                                     141,555    9,825,787
#   AstraZeneca P.L.C. Sponsored ADR                       444,297   15,577,053
    Auto Trader Group P.L.C.                               127,669      652,746
    Aviva P.L.C.                                         1,267,461    9,246,660
    B&M European Value Retail SA                           157,521      929,766
    Babcock International Group P.L.C.                     202,339    1,970,881
    BAE Systems P.L.C.                                   1,017,754    8,586,860
    Barclays P.L.C.                                        877,519    2,495,585
#   Barclays P.L.C. Sponsored ADR                          773,453    8,794,161
    Barratt Developments P.L.C.                            280,938    2,333,698
    Bellway P.L.C.                                          46,854    2,208,781
    Berkeley Group Holdings P.L.C.                          59,200    3,333,308
    BHP Billiton P.L.C.                                    228,274    5,083,713
    BHP Billiton P.L.C. ADR                                188,914    8,410,451
    BP P.L.C.                                            1,026,261    7,321,745
    BP P.L.C. Sponsored ADR                                775,293   33,174,766

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    British American Tobacco P.L.C.                         321,556 $21,977,281
#   British American Tobacco P.L.C. Sponsored ADR           175,004  11,917,772
    BT Group P.L.C.                                       2,107,623   7,700,308
    BT Group P.L.C. Sponsored ADR                            69,804   1,309,523
    Bunzl P.L.C.                                            108,521   3,174,523
    Burberry Group P.L.C.                                   148,588   3,332,317
    Capita P.L.C.                                           163,757     423,860
    Carnival P.L.C.                                          22,654   1,598,345
#   Carnival P.L.C. ADR                                      20,013   1,427,527
    Centrica P.L.C.                                       1,935,189   3,671,746
    Coca-Cola HBC AG                                         62,758   2,108,383
    Compass Group P.L.C.                                    483,762  10,185,554
    Croda International P.L.C.                               41,699   2,653,833
    DCC P.L.C.                                               34,674   3,644,475
    Diageo P.L.C.                                           169,923   6,115,928
#   Diageo P.L.C. Sponsored ADR                             124,015  17,853,199
    Direct Line Insurance Group P.L.C.                      481,540   2,524,625
    Dixons Carphone P.L.C.                                  212,084     589,666
    DS Smith P.L.C.                                         480,653   3,435,340
    easyJet P.L.C.                                           52,217   1,230,001
    Evraz P.L.C.                                            164,479     868,152
    Experian P.L.C.                                         293,833   6,772,197
    Ferguson P.L.C.(BFNWV48)                                 98,630   7,616,619
#   Ferguson P.L.C.(31502A105)                               17,864     138,450
    Fresnillo P.L.C.                                         83,623   1,601,012
    G4S P.L.C.                                              511,866   2,065,944
    GKN P.L.C.                                              829,848   4,980,842
    GlaxoSmithKline P.L.C.                                  570,253  10,614,734
#   GlaxoSmithKline P.L.C. Sponsored ADR                    423,459  15,883,947
    Glencore P.L.C.                                       2,870,569  16,452,357
    Halma P.L.C.                                            159,760   2,899,535
    Hargreaves Lansdown P.L.C.                               82,971   2,189,421
    Hikma Pharmaceuticals P.L.C.                             28,181     387,546
    Hiscox, Ltd.                                             55,933   1,123,388
    HSBC Holdings P.L.C.                                  1,761,358  18,791,309
#   HSBC Holdings P.L.C. Sponsored ADR                      584,863  31,529,964
    Imperial Brands P.L.C.                                  237,147   9,759,413
#   Imperial Brands P.L.C. Sponsored ADR                     38,600   1,620,042
    Inchcape P.L.C.                                          61,737     635,667
    Informa P.L.C.                                          206,625   2,042,298
    Inmarsat P.L.C.                                         112,681     742,717
    InterContinental Hotels Group P.L.C.                     41,900   2,803,526
#   InterContinental Hotels Group P.L.C. ADR                  1,292      86,654
    International Consolidated Airlines Group SA            244,832   2,224,636
    Intertek Group P.L.C.                                    51,911   3,703,883
    Investec P.L.C.                                         219,294   1,703,748
    ITV P.L.C.                                            1,062,665   2,520,227
    J Sainsbury P.L.C.                                      649,427   2,336,669
    JD Sports Fashion P.L.C.                                 25,768     133,937
    John Wood Group P.L.C.                                  134,758   1,242,224
    Johnson Matthey P.L.C.                                   76,682   3,768,894
*   Just Eat P.L.C.                                         102,815   1,188,353
    Kingfisher P.L.C.                                       833,602   4,103,613

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Legal & General Group P.L.C.                          2,107,991 $ 8,097,607
*   Liberty Global P.L.C. Class A                             6,400     239,219
*   Liberty Global P.L.C. Series C                           15,389     550,303
    Lloyds Banking Group P.L.C.                          13,664,990  13,500,983
#   Lloyds Banking Group P.L.C. ADR                         890,387   3,588,260
    London Stock Exchange Group P.L.C.                      108,977   6,079,269
    Marks & Spencer Group P.L.C.                            891,415   3,811,945
#   Mediclinic International P.L.C.                         113,776     963,471
    Meggitt P.L.C.                                          408,846   2,693,340
    Melrose Industries P.L.C.                               544,083   1,748,534
    Merlin Entertainments P.L.C.                            300,118   1,399,830
    Micro Focus International P.L.C.                        117,883   3,603,571
    Mondi P.L.C.                                            129,128   3,441,662
    National Grid P.L.C.                                    332,224   3,806,676
#   National Grid P.L.C. Sponsored ADR                       92,487   5,334,623
    Next P.L.C.                                              44,628   3,222,402
    Old Mutual P.L.C.                                     2,194,145   7,282,576
    Pearson P.L.C.                                          121,772   1,198,542
#   Pearson P.L.C. Sponsored ADR                            143,003   1,397,139
    Pennon Group P.L.C.                                      82,561     843,963
    Persimmon P.L.C.                                        110,482   3,927,466
#   Provident Financial P.L.C.                               63,533     608,251
    Prudential P.L.C.                                       285,358   7,724,661
    Prudential P.L.C. ADR                                   140,532   7,606,997
    Randgold Resources, Ltd.                                 21,494   2,171,528
    Reckitt Benckiser Group P.L.C.                          177,989  17,188,406
    RELX P.L.C.                                             193,002   4,271,107
    RELX P.L.C. Sponsored ADR                               116,486   2,552,208
    Rentokil Initial P.L.C.                                 568,580   2,398,296
    Rightmove P.L.C.                                         20,191   1,265,632
    Rio Tinto P.L.C.                                        154,229   8,584,848
#   Rio Tinto P.L.C. Sponsored ADR                          174,125   9,770,154
    Rolls-Royce Holdings P.L.C.                             660,041   8,190,158
*   Royal Bank of Scotland Group P.L.C.                     444,195   1,816,941
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR       202,473   1,686,600
    Royal Dutch Shell P.L.C. Class A(B03MLX2)               491,594  17,234,623
    Royal Dutch Shell P.L.C. Class A(B09CBL4)                   979      34,380
    Royal Dutch Shell P.L.C. Class B                         93,647   3,321,874
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A         352,746  24,776,897
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B         369,024  26,543,896
    Royal Mail P.L.C.                                       335,291   2,233,925
    RPC Group P.L.C.                                         40,280     486,628
    RSA Insurance Group P.L.C.                              349,596   3,076,191
    Sage Group P.L.C. (The)                                 303,630   3,232,936
    Schroders P.L.C.(0239581)                                16,332     617,944
    Schroders P.L.C.(0240549)                                43,179   2,280,130
    Severn Trent P.L.C.                                      82,026   2,279,460
    Shire P.L.C.                                            132,271   6,179,992
    Shire P.L.C. ADR                                         15,456   2,164,458
    Sky P.L.C.                                              344,104   5,175,276
    Smith & Nephew P.L.C.                                   240,821   4,333,211
#   Smith & Nephew P.L.C. Sponsored ADR                      31,838   1,163,024
    Smiths Group P.L.C.                                     171,133   3,886,434

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                      SHARES      VALUE++
                                                     --------- --------------
UNITED KINGDOM -- (Continued)
    Spirax-Sarco Engineering P.L.C.                     23,129 $    1,862,868
    SSE P.L.C.                                         408,414      7,574,028
    St James's Place P.L.C.                            169,027      2,853,739
*   Standard Chartered P.L.C.                        1,138,453     13,246,168
    Standard Life Aberdeen P.L.C.                      720,914      4,357,573
    Taylor Wimpey P.L.C.                             1,146,272      3,101,173
    Tesco P.L.C.                                     3,569,116     10,611,292
    Travis Perkins P.L.C.                               45,700        947,729
    TUI AG                                             175,042      3,957,395
    Unilever P.L.C.                                     89,128      5,044,313
    Unilever P.L.C. Sponsored ADR                      272,913     15,411,397
    United Utilities Group P.L.C.                      168,346      1,765,888
    United Utilities Group P.L.C. ADR                    5,177        109,908
    Vodafone Group P.L.C.                            6,729,768     21,453,378
#   Vodafone Group P.L.C. Sponsored ADR                212,833      6,857,491
    Weir Group P.L.C. (The)                             58,109      1,821,820
    Whitbread P.L.C.                                    63,629      3,506,898
    WM Morrison Supermarkets P.L.C.                    925,797      2,918,006
    WPP P.L.C.                                         441,986      8,004,359
#   WPP P.L.C. Sponsored ADR                             3,117        281,777
                                                               --------------
TOTAL UNITED KINGDOM                                              805,755,949
                                                               --------------
UNITED STATES -- (0.0%)
*   Worldpay, Inc. Class A                              28,396      2,277,970
                                                               --------------
TOTAL COMMON STOCKS                                             5,002,487,502
                                                               --------------
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
    Bayerische Motoren Werke AG                         19,174      1,874,096
    Fuchs Petrolub SE                                   17,399        952,393
    Henkel AG & Co. KGaA                                35,262      4,931,206
    Porsche Automobil Holding SE                        58,814      5,442,526
    Sartorius AG                                        10,346      1,238,222
    Schaeffler AG                                       46,066        916,720
    Volkswagen AG                                       68,051     14,964,685
                                                               --------------
TOTAL GERMANY                                                      30,319,848
                                                               --------------
TOTAL PREFERRED STOCKS                                             30,319,848
                                                               --------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
RIGHTS/WARRANTS -- (0.0%)

ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                      479,367 $        2,377
                                                                 --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/18                                   94,763         49,649
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    52,026
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,032,859,376
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@  DFA Short Term Investment Fund                  28,983,660    335,369,935
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,165,738,027)^^            $5,368,229,311
                                                                 ==============

At January 31, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future       85      03/16/18  $ 8,556,486 $ 9,118,375   $  561,889
S&P 500 Emini Index(R)       229     03/16/18   30,797,185  32,355,410    1,558,225
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                        $39,353,671 $41,473,785   $2,120,114
                                               =========== ===========   ==========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia                 $  5,454,552 $  284,095,383   --    $  289,549,935
   Austria                             --     14,450,295   --        14,450,295
   Belgium                             --     57,980,785   --        57,980,785
   Canada                     426,309,148             --   --       426,309,148
   Denmark                      3,357,028     79,094,755   --        82,451,783
   Finland                      1,721,861     49,362,293   --        51,084,154
   France                      12,286,070    449,952,562   --       462,238,632
   Germany                     23,252,063    379,494,740   --       402,746,803
   Hong Kong                    3,169,608    148,665,321   --       151,834,929
   Ireland                      6,998,847     21,033,244   --        28,032,091
   Israel                       5,855,316     15,660,676   --        21,515,992
   Italy                        6,003,140    104,068,403   --       110,071,543
   Japan                       45,683,671  1,130,737,862   --     1,176,421,533
   Netherlands                 38,522,911    119,950,825   --       158,473,736
   New Zealand                         --     14,143,371   --        14,143,371
   Norway                       1,096,624     39,036,025   --        40,132,649
   Portugal                            --      8,252,305   --         8,252,305
   Singapore                           --     57,767,299   --        57,767,299
   Spain                       14,590,375    137,170,879   --       151,761,254
   Sweden                         269,224    136,914,009   --       137,183,233
   Switzerland                 20,684,503    331,367,610   --       352,052,113
   United Kingdom             257,757,860    547,998,089   --       805,755,949
   United States                2,277,970             --   --         2,277,970
Preferred Stocks
   Germany                             --     30,319,848   --        30,319,848
Rights/Warrants
   Italy                               --          2,377   --             2,377
   Spain                               --         49,649   --            49,649
Securities Lending
  Collateral                           --    335,369,935   --       335,369,935
Futures Contracts**             2,120,114             --   --         2,120,114
                             ------------ --------------   --    --------------
TOTAL                        $877,410,885 $4,492,938,540   --    $5,370,349,425
                             ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (93.2%)

AUSTRALIA -- (5.5%)
*   3P Learning, Ltd.                                        35,638 $    44,486
#   Accent Group, Ltd.                                      220,380     157,836
    Adacel Technologies, Ltd.                                62,189     117,868
    Adairs, Ltd.                                            101,504     171,752
#   Adelaide Brighton, Ltd.                               1,286,194   6,728,854
    AGL Energy, Ltd.                                        396,326   7,467,047
#*  Ainsworth Game Technology, Ltd.                         479,056     814,829
#*  Alkane Resources, Ltd.                                  245,027      59,130
    ALS, Ltd.                                               467,021   2,613,254
    Altium, Ltd.                                            248,114   3,042,014
    Alumina, Ltd.                                         2,929,536   5,664,942
    AMA Group, Ltd.                                         203,537     180,201
#   Amaysim Australia, Ltd.                                 416,736     703,976
    Amcor, Ltd.                                             574,332   6,715,752
#   Amcor, Ltd. Sponsored ADR                                29,714   1,392,695
    AMP, Ltd.                                             7,816,988  33,017,977
    Ansell, Ltd.                                            238,212   4,818,144
    AP Eagers, Ltd.                                         104,957     686,653
    APA Group                                             1,026,927   6,648,107
#   Appen, Ltd.                                             138,004     977,090
    ARB Corp., Ltd.                                         181,601   2,678,969
#   Ardent Leisure Group                                  1,110,663   1,795,391
    Aristocrat Leisure, Ltd.                                615,636  11,828,755
    Asaleo Care, Ltd.                                     2,224,037   2,915,207
    ASX, Ltd.                                                68,994   3,035,864
*   Atlas Iron, Ltd.                                      7,153,401     138,508
#   AUB Group, Ltd.                                          81,241     848,832
*   Aurelia Metals, Ltd.                                    142,860      34,857
    Aurizon Holdings, Ltd.                                4,100,044  15,424,510
#   Ausdrill, Ltd.                                        1,644,161   3,451,063
#   AusNet Services                                       2,531,300   3,454,827
    Austal, Ltd.                                          1,157,248   1,683,906
#   Australia & New Zealand Banking Group, Ltd.           2,252,329  51,734,122
#*  Australian Agricultural Co., Ltd.                     1,588,339   1,628,428
    Australian Finance Group, Ltd.                           93,545     128,232
    Australian Pharmaceutical Industries, Ltd.            1,154,168   1,390,358
*   Australian Property Systems, Ltd.                       463,388   1,703,989
    Australian Vintage, Ltd.                                112,455      44,309
    Auswide Bank, Ltd.                                       24,392     102,090
#   Automotive Holdings Group, Ltd.                       1,095,423   3,153,877
*   Avanco Resources, Ltd.                                  356,810      22,922
    Aveo Group                                            1,090,423   2,283,819
    AVJennings, Ltd.                                        200,265     122,478
#*  AWE, Ltd.                                             3,264,320   2,541,873
#   Baby Bunting Group, Ltd.                                100,245     125,897
    Bank of Queensland, Ltd.                              1,235,452  12,306,987
#   Bapcor, Ltd.                                            225,197   1,058,884
#   Beach Energy, Ltd.                                   11,273,826  11,799,134
#*  Beadell Resources, Ltd.                               1,360,993     164,945
#   Bega Cheese, Ltd.                                       250,462   1,419,776
*   Bellamy's Australia, Ltd.                               260,433   3,108,865

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   Bendigo & Adelaide Bank, Ltd.                         1,415,133 $13,330,362
    BHP Billiton, Ltd.                                    4,074,214  99,635,421
#   BHP Billiton, Ltd. Sponsored ADR                        623,528  30,565,343
#*  Billabong International, Ltd.                           322,756     255,206
#   Blackmores, Ltd.                                         38,030   4,756,909
#   Blue Sky Alternative Investments, Ltd.                   29,051     324,565
    BlueScope Steel, Ltd.                                 3,246,436  37,700,779
    Boral, Ltd.                                           1,907,398  12,256,157
    Brambles, Ltd.                                          947,830   7,537,789
    Breville Group, Ltd.                                    273,070   2,699,670
    Brickworks, Ltd.                                        405,528   4,638,895
    BT Investment Management, Ltd.                          517,595   4,590,256
#   BWX, Ltd.                                               109,355     664,655
#   Cabcharge Australia, Ltd.                               449,376     696,699
    Caltex Australia, Ltd.                                  208,207   5,827,709
#   Capilano Honey, Ltd.                                     13,733     196,365
*   Capitol Health, Ltd.                                    833,087     181,251
*   Cardno, Ltd.                                            745,982     798,588
*   Carnarvon Petroleum, Ltd.                               999,968      96,848
*   Carnegie Clean Energy, Ltd.                             202,958       6,207
#   carsales.com, Ltd.                                      756,006   9,131,939
*   Cash Converters International, Ltd.                   1,305,304     395,245
*   Catapult Group International, Ltd.                       59,475      91,072
    Cedar Woods Properties, Ltd.                             61,654     311,763
    Challenger, Ltd.                                        308,724   3,384,017
    CIMIC Group, Ltd.                                       137,887   5,236,033
#   Class, Ltd.                                              89,007     214,158
*   Clean Seas Seafood, Ltd.                                721,218      33,527
    Cleanaway Waste Management, Ltd.                      8,387,076   9,742,562
*   Clinuvel Pharmaceuticals, Ltd.                            2,650      18,796
    Coca-Cola Amatil, Ltd.                                  824,177   5,563,108
    Cochlear, Ltd.                                           64,556   9,010,137
    Codan, Ltd.                                             416,892     744,492
#   Collection House, Ltd.                                  444,688     466,120
    Collins Foods, Ltd.                                     447,994   1,909,133
#   Commonwealth Bank of Australia                          791,900  50,242,756
    Computershare, Ltd.                                     554,267   7,439,776
#*  Cooper Energy, Ltd.                                   1,941,310     569,610
#   Corporate Travel Management, Ltd.                       166,243   2,706,485
    Costa Group Holdings, Ltd.                              579,716   2,840,855
#   Credit Corp. Group, Ltd.                                107,954   1,836,253
    Crown Resorts, Ltd.                                     485,320   5,173,195
#*  CSG, Ltd.                                               592,479     223,083
    CSL, Ltd.                                               245,077  28,815,992
    CSR, Ltd.                                             2,663,015  10,783,710
    Data#3, Ltd.                                            341,518     445,170
    Decmil Group, Ltd.                                      659,967     634,318
*   Devine, Ltd.                                             58,355      18,334
    Dicker Data, Ltd.                                        55,523     129,454
*   Domain Holdings Australia, Ltd.                         838,073   2,134,008
#   Domino's Pizza Enterprises, Ltd.                        102,174   3,939,854
    Donaco International, Ltd.                              184,451      46,962
#*  Doray Minerals, Ltd.                                    250,114      48,165

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    Downer EDI, Ltd.                                      2,994,151 $16,168,292
    DuluxGroup, Ltd.                                      1,289,992   7,576,082
    DWS, Ltd.                                               135,807     176,665
    Eclipx Group, Ltd.                                      462,884   1,464,442
    Elders, Ltd.                                            293,144   1,852,576
*   Ellex Medical Lasers, Ltd.                               34,797      26,355
*   Emeco Holdings, Ltd.                                  1,263,353     290,365
#*  Energy Resources of Australia, Ltd.                     527,038     360,656
#*  Energy World Corp., Ltd.                              1,196,466     369,954
#   EQT Holdings, Ltd.                                       14,015     225,014
    ERM Power, Ltd.                                         454,687     579,231
    Estia Health, Ltd.                                      179,978     493,527
    Euroz, Ltd.                                              69,509      66,868
    Event Hospitality and Entertainment, Ltd.               427,107   4,671,103
    Evolution Mining, Ltd.                                6,532,842  15,047,120
    Fairfax Media, Ltd.                                  12,238,886   7,016,494
#*  FAR, Ltd.                                             2,927,702     193,393
    Finbar Group, Ltd.                                        2,330       1,935
#   Fleetwood Corp., Ltd.                                   194,314     463,572
    FlexiGroup, Ltd.                                      1,039,496   1,516,539
#   Flight Centre Travel Group, Ltd.                        192,237   7,898,439
    Fortescue Metals Group, Ltd.                          6,261,733  24,866,715
#   G8 Education, Ltd.                                    1,934,492   5,234,788
#*  Galaxy Resources, Ltd.                                  465,577   1,236,117
#   Gateway Lifestyle                                       301,334     505,152
#   GBST Holdings, Ltd.                                      69,313     129,764
    Genworth Mortgage Insurance Australia, Ltd.           1,148,308   2,687,107
#*  Gold Road Resources, Ltd.                               758,454     490,587
    GrainCorp, Ltd. Class A                                 891,989   5,317,305
    Grange Resources, Ltd.                                1,363,062     214,121
#   Greencross, Ltd.                                        358,603   1,840,307
#   GUD Holdings, Ltd.                                      267,455   2,640,649
    GWA Group, Ltd.                                         998,942   2,265,595
#   Hansen Technologies, Ltd.                               455,260   1,393,451
#   Harvey Norman Holdings, Ltd.                          2,662,975   9,668,342
#   Healthscope, Ltd.                                     3,788,043   5,893,137
*   Highfield Resources, Ltd.                                43,825      37,830
*   Hills, Ltd.                                             701,275     150,415
*   Horizon Oil, Ltd.                                     1,463,538     123,759
#   HT&E, Ltd.                                            1,463,465   1,994,863
    Huon Aquaculture Group, Ltd.                             13,410      54,121
    IDP Education, Ltd.                                     127,443     620,624
    Iluka Resources, Ltd.                                   331,131   2,687,405
*   Imdex, Ltd.                                             648,158     548,750
#   IMF Bentham, Ltd.                                       562,109   1,416,028
    Incitec Pivot, Ltd.                                   4,517,940  13,523,363
#   Independence Group NL                                 2,504,739  10,084,131
*   Infigen Energy                                        2,470,122   1,251,788
    Infomedia, Ltd.                                       1,062,953     744,445
    Inghams Group, Ltd.                                      15,153      41,016
    Insurance Australia Group, Ltd.                       2,054,362  11,964,345
    Integral Diagnostics, Ltd.                               16,778      30,719
    Integrated Research, Ltd.                               177,011     533,613

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   InvoCare, Ltd.                                          268,902 $ 3,294,847
    IOOF Holdings, Ltd.                                     679,837   6,033,622
    IPH, Ltd.                                                86,532     385,572
    IRESS, Ltd.                                             399,137   3,852,802
#   iSelect, Ltd.                                           452,503     476,522
#   iSentia Group, Ltd.                                     445,752     494,425
    IVE Group, Ltd.                                         137,822     242,942
    James Hardie Industries P.L.C.                          388,289   6,794,810
#   James Hardie Industries P.L.C. Sponsored ADR             39,415     696,463
#   Japara Healthcare, Ltd.                                 299,864     475,550
#   JB Hi-Fi, Ltd.                                          404,425   9,515,796
#*  Karoon Gas Australia, Ltd.                              923,066     958,325
#*  Kingsgate Consolidated, Ltd.                          1,181,152     310,689
*   Kingsrose Mining, Ltd.                                   94,006       6,287
    LendLease Group                                         807,075  10,255,857
    LifeHealthcare Group, Ltd.                               13,668      28,735
    Lifestyle Communities, Ltd.                               3,387      14,205
    Link Administration Holdings, Ltd.                      752,079   5,406,753
    Lovisa Holdings, Ltd.                                    19,005     119,916
*   Lucapa Diamond Co., Ltd.                                106,787      19,715
*   Lynas Corp., Ltd.                                       345,780     599,719
    MACA, Ltd.                                            1,484,166   1,932,204
*   Macmahon Holdings, Ltd.                               5,185,872     941,562
    Macquarie Atlas Roads Group                           1,388,864   6,425,685
    Macquarie Group, Ltd.                                   602,362  49,982,232
#   Magellan Financial Group, Ltd.                          263,110   5,830,986
    Mantra Group, Ltd.                                      931,472   2,927,296
    MaxiTRANS Industries, Ltd.                              182,505     112,318
#*  Mayne Pharma Group, Ltd.                              2,394,226   1,278,398
*   MC Mining, Ltd.                                          20,011       9,916
    McMillan Shakespeare, Ltd.                              262,797   3,710,952
    McPherson's, Ltd.                                       200,942     193,667
    Medibank Pvt, Ltd.                                    2,587,315   6,967,114
*   Medusa Mining, Ltd.                                   1,228,341     457,766
    Melbourne IT, Ltd.                                      277,431     710,010
#*  Mesoblast, Ltd.                                         303,043     328,464
#*  Mesoblast, Ltd. Sponsored ADR                             1,592       8,613
#   Metals X, Ltd.                                        2,250,212   1,658,438
#   Metcash, Ltd.                                         4,041,840  10,423,603
    Michael Hill International, Ltd.(BD8D249)                72,300      72,783
    Michael Hill International, Ltd.(BD8D250)                23,523      24,014
*   Millennium Minerals, Ltd.                               544,044      96,219
*   Mincor Resources NL                                     407,788     126,955
*   Mineral Deposits, Ltd.                                  159,108     150,713
    Mineral Resources, Ltd.                                 867,940  13,094,643
#*  MMA Offshore, Ltd.                                    4,675,274   1,054,809
#   MNF Group, Ltd.                                          26,866     144,949
    Monadelphous Group, Ltd.                                321,269   4,542,379
#   Monash IVF Group, Ltd.                                  546,482     591,199
    Money3 Corp., Ltd.                                      148,824     214,271
#   Mortgage Choice, Ltd.                                   403,942     776,350
    Motorcycle Holdings, Ltd.                                 4,001      14,962
    Mount Gibson Iron, Ltd.                               3,917,095   1,309,383

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   Myer Holdings, Ltd.                                   3,757,138 $ 1,982,029
#   MYOB Group, Ltd.                                        678,650   1,855,489
    MyState, Ltd.                                            39,157     159,434
#   National Australia Bank, Ltd.                         2,671,794  62,591,900
    Navigator Global Investments, Ltd.                      366,260   1,117,228
#   Navitas, Ltd.                                           632,160   2,390,154
*   Neometals, Ltd.                                         215,865      67,479
#*  NetComm Wireless, Ltd.                                  102,491     100,659
#   New Hope Corp., Ltd.                                    666,517   1,352,484
    Newcrest Mining, Ltd.                                 1,377,987  25,201,024
*   NEXTDC, Ltd.                                            218,538   1,001,346
    nib holdings, Ltd.                                    1,299,684   7,022,968
    Nick Scali, Ltd.                                         96,454     546,425
    Nine Entertainment Co. Holdings, Ltd.                 2,215,575   2,998,025
    Northern Star Resources, Ltd.                         2,048,300   9,579,531
*   NRW Holdings, Ltd.                                    1,869,469   2,260,015
    Nufarm, Ltd.                                          1,065,764   6,832,707
#   OFX Group, Ltd.                                         423,719     477,979
    Oil Search, Ltd.                                      1,734,113  10,576,422
#*  Onevue Holdings, Ltd.                                   141,782      96,575
#   oOh!media, Ltd.                                         256,723     946,502
    Orica, Ltd.                                           1,106,242  17,062,692
*   Origin Energy, Ltd.                                   2,897,688  21,705,492
#*  Orocobre, Ltd.                                           42,873     246,407
    Orora, Ltd.                                           5,852,376  15,321,380
    OZ Minerals, Ltd.                                     1,492,945  11,223,340
    Pacific Current Group, Ltd.                              33,114     204,152
    Pacific Smiles Group, Ltd.                              104,617     146,376
    Pact Group Holdings, Ltd.                               389,610   1,663,443
#*  Paladin Energy, Ltd.                                  9,039,254     307,334
*   Panoramic Resources, Ltd.                             1,633,779     593,994
    Paragon Care, Ltd.                                       72,648      45,126
    Peet, Ltd.                                              528,480     586,298
    Perpetual, Ltd.                                         145,056   6,114,308
#*  Perseus Mining, Ltd.                                  4,895,508   1,681,274
    Pioneer Credit, Ltd.                                     60,650     148,272
#   Platinum Asset Management, Ltd.                         613,091   4,106,293
#*  PMP, Ltd.                                             1,768,692     669,678
#*  Praemium, Ltd.                                           45,331      30,141
#   Premier Investments, Ltd.                               296,338   3,511,643
    Primary Health Care, Ltd.                             2,113,656   6,188,899
    Prime Media Group, Ltd.                                 958,064     238,218
    Pro Medicus, Ltd.                                        44,366     288,629
    PWR Holdings, Ltd.                                       19,325      39,800
    Qantas Airways, Ltd.                                  3,028,350  12,833,863
    QBE Insurance Group, Ltd.                             1,392,041  12,068,621
#   Qube Holdings, Ltd.                                   3,292,159   6,800,780
#*  Quintis, Ltd.                                         1,092,097     283,945
#*  Ramelius Resources, Ltd.                              2,048,299     712,892
    Ramsay Health Care, Ltd.                                 82,984   4,577,047
    RCR Tomlinson, Ltd.                                     433,392   1,412,242
    REA Group, Ltd.                                          58,809   3,493,637
    Reckon, Ltd.                                            122,506     149,365

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   Reece, Ltd.                                              77,954 $   598,202
#   Regis Healthcare, Ltd.                                  387,232   1,239,486
    Regis Resources, Ltd.                                 1,600,486   5,315,820
#   Reject Shop, Ltd. (The)                                 123,198     607,634
#   Reliance Worldwide Corp., Ltd.                          247,805     849,738
    Resolute Mining, Ltd.                                 3,302,313   3,125,987
#   Retail Food Group, Ltd.                                 617,395     971,128
    Ridley Corp., Ltd.                                    1,037,936   1,151,517
    Rio Tinto, Ltd.                                         692,266  42,621,584
    Ruralco Holdings, Ltd.                                   42,048     106,866
    RXP Services, Ltd.                                       16,044       8,897
*   Salmat, Ltd.                                             68,805      29,098
    Sandfire Resources NL                                 1,083,219   6,255,908
*   Santos, Ltd.                                          3,015,181  12,354,781
*   Saracen Mineral Holdings, Ltd.                        3,125,833   3,772,710
#   SeaLink Travel Group, Ltd.                               84,453     272,089
    Seek, Ltd.                                              586,910   9,239,070
#   Select Harvests, Ltd.                                   411,788   1,675,470
#*  Senex Energy, Ltd.                                    6,450,509   1,943,044
    Servcorp, Ltd.                                          122,512     557,485
    Service Stream, Ltd.                                  1,403,024   1,485,376
#   Seven Group Holdings, Ltd.                              396,137   5,208,921
    Seven West Media, Ltd.                                6,686,681   3,037,255
    SG Fleet Group, Ltd.                                     52,246     176,844
#   Shriro Holdings, Ltd.                                    15,835      22,047
#   Sigma Healthcare, Ltd.                                3,211,277   2,320,772
#*  Silex Systems, Ltd.                                      96,084      30,967
#   Silver Chef, Ltd.                                        27,384     157,705
#*  Silver Lake Resources, Ltd.                           2,027,563     631,402
    Sims Metal Management, Ltd.                             854,437  11,297,923
*   Sino Gas & Energy Holdings, Ltd.                      1,527,715     210,006
    Sirtex Medical, Ltd.                                    196,607   4,325,364
    SmartGroup Corp., Ltd.                                   32,210     287,766
    Sonic Healthcare, Ltd.                                  372,843   7,146,121
    South32, Ltd.                                         5,725,405  17,581,933
    South32, Ltd. ADR                                       476,677   7,359,893
    Southern Cross Media Group, Ltd.                      2,841,609   2,684,574
    Spark Infrastructure Group                            3,299,052   6,146,760
    SpeedCast International, Ltd.                           227,113     999,133
    St Barbara, Ltd.                                      1,670,748   5,098,623
    Star Entertainment Grp, Ltd. (The)                    2,575,257  12,560,695
    Steadfast Group, Ltd.                                 1,232,097   2,746,345
    Suncorp Group, Ltd.                                   1,174,348  12,913,271
#*  Sundance Energy Australia, Ltd.                       4,585,045     343,600
    Sunland Group, Ltd.                                     359,305     512,360
#   Super Retail Group, Ltd.                                777,642   5,481,841
    Superloop, Ltd.                                          13,421      25,153
    Sydney Airport                                          652,263   3,579,230
#*  Syrah Resources, Ltd.                                   429,423   1,353,121
    Tabcorp Holdings, Ltd.                                3,517,103  14,640,810
    Tassal Group, Ltd.                                      837,575   2,647,392
    Technology One, Ltd.                                    832,844   3,297,094
    Telstra Corp., Ltd.                                   1,018,552   3,011,401

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
AUSTRALIA -- (Continued)
    Telstra Corp., Ltd. ADR                               35,561 $      528,614
    Thorn Group, Ltd.                                    533,994        377,219
*   Tiger Resources, Ltd.                              1,677,917         33,558
#   Tox Free Solutions, Ltd.                             659,600      1,810,905
#   TPG Telecom, Ltd.                                  1,247,827      6,388,649
    Transurban Group                                     909,099      8,801,433
    Treasury Wine Estates, Ltd.                          942,827     12,987,090
#*  Troy Resources, Ltd.                               1,614,217        142,462
    Villa World, Ltd.                                    137,467        293,457
#*  Village Roadshow, Ltd.                               332,016        939,821
#*  Virgin Australia Holdings, Ltd.                    3,801,779        822,362
#   Virtus Health, Ltd.                                  414,594      1,742,142
#   Vita Group, Ltd.                                     317,590        455,074
#   Vocus Group, Ltd.                                  1,369,693      3,294,369
*   Watpac, Ltd.                                         439,742        240,056
#   Webjet, Ltd.                                         274,204      2,255,294
    Wesfarmers, Ltd.                                     653,460     23,049,205
#   Western Areas, Ltd.                                1,147,360      3,045,272
#*  Westgold Resources, Ltd.                             528,479        669,944
#   Westpac Banking Corp.                              2,168,520     54,028,580
    Westpac Banking Corp. Sponsored ADR                  258,942      6,473,550
    Whitehaven Coal, Ltd.                              2,246,206      8,911,231
    Woodside Petroleum, Ltd.                           1,356,672     36,221,684
    Woolworths Group, Ltd.                               659,200     14,316,977
*   WorleyParsons, Ltd.                                  998,108     11,662,268
    WPP AUNZ, Ltd.                                     1,113,046        842,731
                                                                 --------------
TOTAL AUSTRALIA                                                   1,663,903,531
                                                                 --------------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                 6,331        773,736
    ANDRITZ AG                                           140,542      8,437,278
    Atrium European Real Estate, Ltd.                    320,947      1,676,675
    Austria Technologie & Systemtechnik AG               167,073      5,328,900
    BUWOG AG                                             339,217     12,192,344
    CA Immobilien Anlagen AG                             217,234      6,673,441
#   DO & CO AG                                            12,659        844,542
#   Erste Group Bank AG                                  517,466     26,064,750
    EVN AG                                                86,846      1,778,899
*   FACC AG                                               22,675        576,936
    Flughafen Wien AG                                     10,573        465,185
#   IMMOFINANZ AG                                      1,844,922      4,727,187
    Kapsch TrafficCom AG                                  15,252        918,344
    Lenzing AG                                            24,829      3,159,231
    Mayr Melnhof Karton AG                                19,486      3,058,852
#   Oberbank AG                                            2,814        292,884
    Oesterreichische Post AG                              82,627      3,935,458
    OMV AG                                               361,928     23,303,210
    Palfinger AG                                          19,108        813,313
    POLYTEC Holding AG                                    60,648      1,414,928
#   Porr AG                                               17,658        609,377
*   Raiffeisen Bank International AG                     536,366     23,057,087
#   Rosenbauer International AG                            2,757        186,093

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
AUSTRIA -- (Continued)
    S IMMO AG                                              164,232 $  3,074,381
*   Schoeller-Bleckmann Oilfield Equipment AG               11,297    1,227,924
#   Semperit AG Holding                                     39,636      984,710
    Strabag SE                                              59,136    2,557,737
    Telekom Austria AG                                     380,226    3,675,689
    Telekom Austria AG ADR                                   4,200       81,438
    UBM Development AG                                          80        4,197
    UNIQA Insurance Group AG                               579,335    7,135,715
    Verbund AG                                             159,231    4,416,198
#   Vienna Insurance Group AG Wiener Versicherung Gruppe   152,834    5,422,945
    Voestalpine AG                                         508,073   33,001,857
    Wienerberger AG                                        299,889    8,183,285
#   Zumtobel Group AG                                       72,302      847,576
                                                                   ------------
TOTAL AUSTRIA                                                       200,902,302
                                                                   ------------
BELGIUM -- (1.3%)
#*  Ablynx NV                                               40,502    2,208,065
    Ackermans & van Haaren NV                               83,032   15,474,676
#   Ageas                                                  892,216   47,174,500
*   AGFA-Gevaert NV                                      1,033,920    5,190,564
#   Anheuser-Busch InBev SA/NV                             351,469   39,807,166
    Anheuser-Busch InBev SA/NV Sponsored ADR               118,114   13,403,577
*   Argenx SE                                                1,441      112,423
*   Argenx SE ADR                                            6,193      480,453
    Atenor                                                     231       14,019
    Banque Nationale de Belgique                                92      345,288
    Barco NV                                                41,047    5,062,643
    Bekaert SA                                             166,444    7,561,317
#   bpost SA                                               332,501   11,055,281
#*  Celyad SA                                               10,592      499,456
*   Celyad SA Sponsored ADR                                    600       28,302
    Cie d'Entreprises CFE                                   43,500    6,281,660
    Cie Immobiliere de Belgique SA                           3,744      251,711
#   Colruyt SA                                             305,391   16,906,597
    D'ieteren SA                                           108,904    5,086,146
    Deceuninck NV                                          244,328      925,188
    Econocom Group SA                                      426,639    3,561,263
    Elia System Operator SA                                 66,943    4,113,891
*   Euronav NV                                             102,214      858,598
#   Euronav NV                                             418,708    3,566,475
    EVS Broadcast Equipment SA                              42,710    1,599,544
#*  Exmar NV                                               137,674      995,407
#*  Fagron                                                  33,616      474,879
*   Galapagos NV                                            32,529    3,863,117
    Gimv NV                                                 11,217      717,445
#   Ion Beam Applications                                   18,409      562,569
    Jensen-Group NV                                          2,902      154,854
#   KBC Group NV                                           482,054   46,347,570
    Kinepolis Group NV                                      56,237    4,151,593
    Lotus Bakeries                                             312      836,744
#*  MDxHealth                                               25,853      125,085
    Melexis NV                                              53,128    5,594,856

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
#*  Nyrstar NV                                             380,102 $  3,083,564
    Ontex Group NV                                         339,348   10,026,467
    Orange Belgium SA                                      171,742    3,628,889
    Picanol                                                  3,523      399,386
#   Proximus SADP                                          370,331   12,488,979
    RealDolmen                                               2,408      100,668
    Recticel SA                                            176,096    2,085,765
    Resilux                                                  4,146      764,492
    Roularta Media Group NV                                  5,234      150,708
    Sioen Industries NV                                     36,058    1,266,455
    Sipef SA                                                14,856    1,130,030
#   Solvay SA                                              309,301   44,785,129
#*  Telenet Group Holding NV                                74,748    5,750,301
    TER Beke SA                                                666      147,214
*   Tessenderlo Group SA                                   210,517   10,088,183
#*  ThromboGenics NV                                       118,324      618,066
*   TiGenix NV                                              29,230       63,300
    UCB SA                                                 290,943   25,359,356
#   Umicore SA                                             593,430   31,240,564
    Van de Velde NV                                         18,601      990,126
*   Viohalco SA                                            172,079      803,030
                                                                   ------------
TOTAL BELGIUM                                                       410,363,594
                                                                   ------------
CANADA -- (7.7%)
*   5N Plus, Inc.                                          173,592      352,829
#   Absolute Software Corp.                                119,763      694,236
#   Acadian Timber Corp.                                    32,884      507,697
*   Advantage Oil & Gas, Ltd.                              937,444    3,010,491
    Aecon Group, Inc.                                      291,623    4,720,499
#*  Africa Oil Corp.                                        30,495       36,941
    Ag Growth International, Inc.                           31,862    1,472,646
    AGF Management, Ltd. Class B                           389,263    2,398,873
    Agnico Eagle Mines, Ltd.(2009834)                      101,328    4,790,788
    Agnico Eagle Mines, Ltd.(2009823)                      145,688    6,892,349
#   AGT Food & Ingredients, Inc.                            96,318    1,633,491
    Aimia, Inc.                                            461,292    1,391,377
*   Air Canada                                             194,180    3,774,670
#   AirBoss of America Corp.                                62,900      524,167
    AKITA Drilling, Ltd. Class A                            11,400       71,829
*   Alacer Gold Corp.                                    1,271,698    2,212,548
    Alamos Gold, Inc. Class A(BYNBW45)                     371,373    2,220,810
    Alamos Gold, Inc. Class A(BZ3DNP6)                   1,478,388    8,858,311
#   Alaris Royalty Corp.                                   266,184    4,113,949
    Algoma Central Corp.                                    13,060      164,259
#   Algonquin Power & Utilities Corp.                      672,313    7,302,522
    Alimentation Couche-Tard, Inc. Class B                 225,059   11,774,428
*   Alio Gold, Inc.                                        186,607      605,335
#   AltaGas, Ltd.                                           69,505    1,557,929
    Alterra Power Corp.                                     42,500      269,163
#   Altius Minerals Corp.                                  141,326    1,561,480
    Altus Group, Ltd.                                       94,005    2,619,912
*   Americas Silver Corp.                                   37,907      151,938

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
*   Amerigo Resources, Ltd.                                 115,700 $    97,828
    Andrew Peller, Ltd. Class A                              35,169     438,612
#   ARC Resources, Ltd.                                     898,917   9,888,087
*   Argonaut Gold, Inc.                                   1,039,542   2,163,600
#*  Asanko Gold, Inc.                                       445,833     409,586
    Atco, Ltd. Class I                                      132,272   4,783,300
#*  Athabasca Oil Corp.                                   2,566,407   2,274,296
*   ATS Automation Tooling Systems, Inc.                    229,067   3,098,923
#*  Aurora Cannabis, Inc.                                   122,000   1,160,488
    AutoCanada, Inc.                                        145,394   2,718,750
*   Avigilon Corp.                                          136,906   2,543,335
*   B2Gold Corp.                                          3,809,125  11,520,282
#   Badger Daylighting, Ltd.                                139,534   2,867,821
#*  Ballard Power Systems, Inc.                             105,705     391,882
    Bank of Montreal(2076009)                               285,012  23,479,891
    Bank of Montreal(2073174)                               835,416  68,763,091
    Bank of Nova Scotia (The)(2957665)                      964,105  64,103,341
    Bank of Nova Scotia (The)(2076281)                      262,275  17,425,293
    Barrick Gold Corp.(2024677)                             406,619   5,847,181
    Barrick Gold Corp.(2024644)                             213,672   3,073,055
#*  Baytex Energy Corp.(B4VGVM3)                          1,390,471   4,239,241
*   Baytex Energy Corp.(B51ZNJ8)                            112,294     341,374
    BCE, Inc.(B188TH2)                                       98,063   4,585,840
#   BCE, Inc.(B188TJ4)                                       18,939     885,398
#*  Bellatrix Exploration, Ltd.                             234,033     296,823
#   Birchcliff Energy, Ltd.                                 802,818   2,225,699
#   Bird Construction, Inc.                                 125,303     951,488
#   Black Diamond Group, Ltd.                               204,953     441,565
#*  BlackBerry, Ltd.                                        161,026   2,038,589
*   BlackPearl Resources, Inc.                            1,432,018   1,397,091
    BMTC Group, Inc.                                          1,600      22,075
*   BNK Petroleum, Inc.                                      61,500      24,750
#*  Bombardier, Inc. Class A                                288,590     818,845
*   Bombardier, Inc. Class B                              2,651,100   7,500,673
#   Bonavista Energy Corp.                                1,124,338   1,572,245
#   Bonterra Energy Corp.                                   144,654   1,625,299
    Boralex, Inc. Class A                                   376,476   7,235,685
    Brookfield Asset Management, Inc. Class A(2092599)      176,197   7,374,489
#   Brookfield Asset Management, Inc. Class A(2092555)       25,798   1,080,162
    Brookfield Real Estate Services, Inc.                    19,300     266,434
#   BRP, Inc.                                               111,940   4,628,673
#*  BSM Technologies, Inc.                                    9,300      10,207
    CAE, Inc.(2162760)                                      236,115   4,357,569
    CAE, Inc.(2125097)                                      240,954   4,445,601
    Caledonia Mining Corp. P.L.C.                             1,660      12,416
#*  Calfrac Well Services, Ltd.                             535,563   3,008,732
    Calian Group, Ltd.                                        8,677     219,324
#   Callidus Capital Corp.                                   58,949     477,343
    Cameco Corp.(2158684)                                   497,060   4,572,952
    Cameco Corp.(2166160)                                   669,155   6,158,402
    Canaccord Genuity Group, Inc.                           591,919   3,118,401
#*  Canacol Energy, Ltd.                                    764,508   2,660,240
    Canadian Imperial Bank of Commerce(2170525)              95,310   9,442,664

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Canadian Imperial Bank of Commerce(2418872)             444,500 $44,014,390
    Canadian National Railway Co.(2180632)                  105,500   8,455,439
#   Canadian National Railway Co.(2210959)                  106,079   8,499,049
#   Canadian Natural Resources, Ltd.                        461,103  15,746,667
    Canadian Pacific Railway, Ltd.(2793115)                  50,372   9,326,601
    Canadian Pacific Railway, Ltd.(2793104)                   1,271     235,186
#   Canadian Tire Corp., Ltd. Class A                       110,915  15,476,700
    Canadian Utilities, Ltd. Class A                         74,959   2,218,908
#   Canadian Western Bank                                   643,808  20,256,398
*   Canfor Corp.                                            438,330  10,281,155
    Canfor Pulp Products, Inc.                              184,670   2,181,508
#*  Canopy Growth Corp.                                      10,100     254,717
#   CanWel Building Materials Group, Ltd.                   204,450   1,113,671
#   Capital Power Corp.                                     296,169   5,615,172
*   Capstone Mining Corp.                                 2,233,014   2,523,487
#   Cara Operations, Ltd.                                    64,667   1,416,365
#   Cardinal Energy, Ltd.                                   233,347     863,193
    Cargojet, Inc.                                            7,533     377,017
    Cascades, Inc.                                          359,643   4,508,695
*   Cathedral Energy Services, Ltd.                          57,288      73,124
    CCL Industries, Inc. Class B                            206,500   9,876,744
*   Celestica, Inc.(2263362)                                111,194   1,123,692
*   Celestica, Inc.(2262659)                                390,560   3,944,656
    Cenovus Energy, Inc.(B57FG04)                           836,934   7,981,493
    Cenovus Energy, Inc.(B5BQMT4)                           901,966   8,613,775
*   Centerra Gold, Inc.                                   1,191,562   6,151,560
#   Cervus Equipment Corp.                                   34,071     402,758
#   CES Energy Solutions Corp.                              196,260     949,388
*   CGI Group, Inc. Class A(2159740)                        127,986   7,325,378
*   CGI Group, Inc. Class A(2411967)                         60,019   3,429,486
#   Chesswood Group, Ltd.                                    33,823     316,231
#*  China Gold International Resources Corp., Ltd.        1,066,629   2,124,586
#*  Chinook Energy, Inc.                                    102,170      15,367
#   CI Financial Corp.                                      394,140   9,488,199
#   Cineplex, Inc.                                          207,799   5,308,166
    Clairvest Group, Inc.                                       516      18,459
    Clearwater Seafoods, Inc.                                76,680     438,884
    Cogeco Communications, Inc.                             136,863   8,478,830
    Cogeco, Inc.                                             54,115   3,301,455
#*  Colabor Group, Inc.                                      14,200       8,197
    Colliers International Group, Inc.(BYL7WD4)              62,629   3,792,186
    Colliers International Group, Inc.(BYL7SB4)              14,396     871,953
#   Computer Modelling Group, Ltd.                          257,927   2,092,774
    Cona Resources, Ltd.                                    158,686     259,316
    Constellation Software, Inc.                             20,424  13,202,705
#*  Continental Gold, Inc.                                  588,247   1,750,393
#*  Copper Mountain Mining Corp.                            837,231     857,651
    Corby Spirit and Wine, Ltd.                              27,985     509,190
*   Corridor Resources, Inc.                                 12,500       8,028
#   Corus Entertainment, Inc. Class B                       449,642   3,085,348
    Cott Corp.(2228941)                                     711,593  11,855,139
    Cott Corp.(2228952)                                     183,186   3,056,079
    Crescent Point Energy Corp.(B67C8W8)                  1,106,046   8,722,475

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Crescent Point Energy Corp.(B67C970)                    501,959 $ 3,960,455
*   Crew Energy, Inc.                                       894,133   1,635,609
#*  CRH Medical Corp.                                       213,875     641,625
#*  Dalradian Resources, Inc.                                59,800      60,286
#*  Delphi Energy Corp.                                   1,017,403     818,885
#*  Denison Mines Corp.                                   2,790,290   1,429,173
*   Descartes Systems Group, Inc. (The)(2141941)             56,129   1,588,040
#*  Descartes Systems Group, Inc. (The)(2528834)              8,468     240,068
*   Detour Gold Corp.                                       695,997   7,435,285
#   DHX Media, Ltd.(BRF12N3)                                173,638     679,023
    DHX Media, Ltd.(BRF12P5)                                 89,800     352,629
*   DIRTT Environmental Solutions                            76,732     358,083
    Dollarama, Inc.                                          84,324  11,529,764
    Dorel Industries, Inc. Class B                          144,164   3,614,649
*   DREAM Unlimited Corp. Class A                               740       4,699
*   Dundee Precious Metals, Inc.                            669,567   1,600,428
    E-L Financial Corp., Ltd.                                    88      57,236
#*  Eastmain Resources, Inc.                                103,500      25,244
#*  Echelon Financial Holdings, Inc.                            900       8,971
    ECN Capital Corp.                                       642,947   1,949,750
#   Eldorado Gold Corp.(2304625)                            214,595     278,973
    Eldorado Gold Corp.(2307873)                          2,435,284   3,148,050
    Element Fleet Management Corp.                        1,050,036   7,085,609
#   Emera, Inc.                                              40,782   1,508,602
    Empire Co., Ltd. Class A                                693,127  13,411,726
#   Enbridge Income Fund Holdings, Inc.                     355,781   8,096,187
    Enbridge, Inc.(2466149)                                  43,255   1,583,555
    Enbridge, Inc.(2478906)                                 317,802  11,641,087
    Encana Corp.(2793193)                                   372,385   4,604,858
    Encana Corp.(2793182)                                   926,267  11,467,185
#*  Endeavour Mining Corp.                                  261,173   4,822,148
#*  Endeavour Silver Corp.                                  192,213     459,436
#   Enercare, Inc.                                          405,899   6,540,584
    Enerflex, Ltd.                                          350,014   4,163,175
#*  Energy Fuels, Inc.                                      220,413     354,812
#   Enerplus Corp.(B521G07)                               1,245,435  14,148,142
    Enerplus Corp.(B584T89)                                 427,595   4,856,506
    Enghouse Systems, Ltd.                                   67,292   3,552,252
    Ensign Energy Services, Inc.                            715,940   4,283,999
#*  Epsilon Energy, Ltd.                                    161,419     343,836
#   Equitable Group, Inc.                                    65,651   3,582,516
#*  Essential Energy Services Trust                         806,850     478,862
    Evertz Technologies, Ltd.                                93,226   1,313,501
#   Exchange Income Corp.                                   102,091   2,780,527
#   Exco Technologies, Ltd.                                 158,852   1,246,278
*   EXFO, Inc.                                                  198         905
#   Extendicare, Inc.                                       340,497   2,411,162
    Fairfax Financial Holdings, Ltd.                         31,595  16,619,484
    Fiera Capital Corp.                                      84,331     887,190
    Finning International, Inc.                             520,563  14,334,527
    Firm Capital Mortgage Investment Corp.                  123,218   1,288,279
    First Capital Realty, Inc.                              233,064   3,897,664
#*  First Majestic Silver Corp.(2833583)                     82,258     502,911

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#*  First Majestic Silver Corp.(B01DH95)                    127,578 $   780,777
#   First National Financial Corp.                           54,635   1,267,710
    First Quantum Minerals, Ltd.                          1,304,891  19,456,669
    FirstService Corp.(BY9C8H7)                              73,937   4,917,550
    FirstService Corp.(BYL7ZF7)                              13,106     872,881
#*  Fission Uranium Corp.                                   362,387     215,075
    Fortis, Inc.                                            176,259   6,227,818
#*  Fortress Paper, Ltd. Class A                             14,264      38,965
*   Fortuna Silver Mines, Inc.                              865,258   4,164,494
    Franco-Nevada Corp.                                      36,170   2,763,026
#   Freehold Royalties, Ltd.                                253,093   2,765,504
*   Frontera Energy Corp.                                     4,300     154,520
#   Gamehost, Inc.                                           54,985     450,385
*   Gear Energy, Ltd.                                       265,436     192,063
#   Genworth MI Canada, Inc.                                244,848   8,408,439
    George Weston, Ltd.                                     130,667  11,443,455
    Gibson Energy, Inc.                                     162,908   2,352,233
    Gildan Activewear, Inc.(2254645)                        163,400   5,556,928
    Gildan Activewear, Inc.(2257763)                         85,280   2,896,962
*   Glacier Media, Inc.                                      28,375      16,610
#   Gluskin Sheff + Associates, Inc.                        140,999   1,814,646
*   GMP Capital, Inc.                                       265,023     885,565
#   goeasy, Ltd.                                             48,100   1,494,228
    Goldcorp, Inc.(2676636)                               1,019,806  14,603,622
    Goldcorp, Inc.(2676302)                                 284,290   4,070,201
#*  Golden Star Resources, Ltd.                             999,134     812,304
*   Gran Tierra Energy, Inc.(B2PPCS5)                     1,877,686   5,190,352
#*  Gran Tierra Energy, Inc.(38500T101)                      49,235     136,381
#   Granite Oil Corp.                                       161,425     313,663
*   Great Canadian Gaming Corp.                             199,141   5,925,659
#*  Great Panther Silver, Ltd.                               98,337     124,320
    Great-West Lifeco, Inc.                                 114,800   3,246,133
*   Guyana Goldfields, Inc.                                 495,116   1,903,983
*   Heroux-Devtek, Inc.                                     103,370   1,184,973
    High Arctic Energy Services, Inc.                        65,100     209,590
    High Liner Foods, Inc.                                  112,190   1,259,629
#   Home Capital Group, Inc.                                233,720   3,249,278
#   Horizon North Logistics, Inc.                           616,115     826,496
    HudBay Minerals, Inc.(B05BDX1)                        1,366,083  11,706,110
    HudBay Minerals, Inc.(B05BQ98)                           59,151     508,699
#   Hudson's Bay Co.                                        387,011   3,357,242
*   Husky Energy, Inc.                                      586,384   8,595,531
    Hydro One, Ltd.                                         159,744   2,884,483
*   IAMGOLD Corp.(2149525)                                  208,317   1,224,904
*   IAMGOLD Corp.(2446646)                                2,685,402  15,806,756
*   IBI Group, Inc.                                          12,400      85,288
    IGM Financial, Inc.                                      89,180   3,185,104
#*  Imperial Metals Corp.                                   141,142     269,662
    Imperial Oil, Ltd.(2454241)                               4,800     150,907
    Imperial Oil, Ltd.(2454252)                             210,182   6,608,122
    Imvescor Restaurant Group, Inc.                          15,600      51,873
*   Indigo Books & Music, Inc.                                5,523      80,824
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                  321,263  15,381,446

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Information Services Corp.                                3,900 $    55,868
    Innergex Renewable Energy, Inc.                         373,086   4,176,743
    Intact Financial Corp.                                   45,512   3,815,978
    Inter Pipeline, Ltd.                                    429,156   8,227,235
*   Interfor Corp.                                          428,046   8,111,994
*   Intertain Group, Ltd. (The)                                 366       4,151
    Intertape Polymer Group, Inc.                           197,534   3,443,194
    Invesque, Inc.                                           36,883     337,479
#*  Iron Bridge Resources, Inc.                             863,825     403,821
#*  Ivanhoe Mines, Ltd. Class A                             764,892   2,188,959
    Jean Coutu Group PJC, Inc. (The) Class A                187,128   3,687,791
    Just Energy Group, Inc.(B63MCN1)                        293,294   1,251,865
    Just Energy Group, Inc.(B693818)                          6,432      27,400
    K-Bro Linen, Inc.                                        16,607     540,065
*   Kelt Exploration, Ltd.                                  747,003   4,579,189
    Keyera Corp.                                            274,804   7,732,493
*   Kinaxis, Inc.                                            17,872   1,203,527
*   Kingsway Financial Services, Inc.                        14,675      83,874
*   Kinross Gold Corp.(B03Z841)                           6,778,711  29,429,526
*   Kinross Gold Corp.(496902404)                            52,598     227,749
    Kirkland Lake Gold, Ltd.                                981,289  14,791,137
#*  Klondex Mines, Ltd.                                     656,923   1,442,026
*   Knight Therapeutics, Inc.                               447,545   2,765,319
    KP Tissue, Inc.                                           5,200      56,693
#   Labrador Iron Ore Royalty Corp.                         209,546   4,514,609
*   Largo Resources, Ltd.                                    46,000      46,374
    Lassonde Industries, Inc. Class A                           100      20,569
    Laurentian Bank of Canada                               283,458  12,260,135
#*  Leagold Mining Corp.                                     31,100      71,555
    Leon's Furniture, Ltd.                                   63,094     902,808
*   Liberty Gold Corp.                                       19,500       6,817
    Linamar Corp.                                           288,386  17,028,842
    Liquor Stores N.A., Ltd.                                177,160   1,786,003
    Loblaw Cos., Ltd.                                       123,429   6,686,220
    Lucara Diamond Corp.                                  1,004,771   2,083,062
#*  Lundin Gold, Inc.                                        22,700      94,122
    Lundin Mining Corp.                                   3,744,887  27,066,704
*   Lydian International, Ltd.                               58,000      24,049
    Magellan Aerospace Corp.                                 90,888   1,512,583
    Magna International, Inc.(2554475)                      310,950  17,762,071
    Magna International, Inc.(2554549)                      302,631  17,295,362
#*  Mainstreet Equity Corp.                                  18,782     670,349
*   Major Drilling Group International, Inc.                346,826   1,810,263
#   Mandalay Resources Corp.                              1,186,080     265,180
*   Manitok Energy, Inc.                                      2,737          67
#   Manulife Financial Corp.(2492520)                     1,158,173  24,588,013
    Manulife Financial Corp.(2492519)                       537,959  11,415,228
    Maple Leaf Foods, Inc.                                  299,943   8,498,385
    Martinrea International, Inc.                           554,164   6,483,268
#   Maxar Technologies, Ltd.(BF92JD7)                        19,100   1,204,064
    Maxar Technologies, Ltd.(BZ4D3B1)                       282,251  17,811,644
*   Maxim Power Corp.                                        24,537      52,066
#   Mediagrif Interactive Technologies, Inc.                  1,100       9,462

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Medical Facilities Corp.                                222,644 $ 2,783,955
#*  MEG Energy Corp.                                      1,351,926   6,111,145
    Melcor Developments, Ltd.                                 2,962      36,844
    Methanex Corp.(2654416)                                 123,400   7,789,249
#   Methanex Corp.(2578378)                                 176,329  11,099,911
    Metro, Inc.                                             429,261  14,364,539
#*  Midas Gold Corp.                                         59,303      46,285
*   Mitel Networks Corp.                                    388,642   3,504,094
    Morguard Corp.                                            1,145     171,471
    Morneau Shepell, Inc.                                   198,640   3,703,102
*   Mountain Province Diamonds, Inc.                         22,200      61,546
    MTY Food Group, Inc.                                     47,423   2,043,816
    Mullen Group, Ltd.                                      431,516   5,276,423
    National Bank of Canada                                 706,565  36,672,447
    Nevsun Resources, Ltd.                                1,306,522   2,729,887
#   New Flyer Industries, Inc.                              177,624   8,385,875
*   New Gold, Inc.                                        2,282,591   6,903,446
#*  Newalta Corp.                                           407,921     391,339
    Norbord, Inc.(2641441)                                   89,592   3,421,974
    Norbord, Inc.(B01DN31)                                   24,156     920,827
    North American Energy Partners, Inc.(B1HTYS2)            26,876     130,010
    North American Energy Partners, Inc.(656844107)           6,310      30,288
    North West Co., Inc. (The)                              180,059   4,265,788
#   Northland Power, Inc.                                   312,633   5,815,482
*   Nutrien, Ltd.(BDH3SB9)                                  415,645  21,754,880
*   Nutrien, Ltd.(BDRJLN0)                                  196,222  10,265,769
*   NuVista Energy, Ltd.                                    901,179   6,374,193
#*  Obsidian Energy, Ltd.(BDHLTY3)                          156,120     162,365
#*  Obsidian Energy, Ltd.(BDHLTZ4)                        2,468,120   2,568,450
    OceanaGold Corp.                                      3,385,223   9,330,005
#   Onex Corp.                                               81,487   6,102,913
    Open Text Corp.                                         190,000   6,506,341
*   Orbite Technologies, Inc.                               174,500       1,919
    Osisko Gold Royalties, Ltd.                             462,140   5,192,499
#*  Painted Pony Energy, Ltd.                               482,928     918,741
#   Pan American Silver Corp.(2703396)                      641,261  10,529,506
    Pan American Silver Corp.(2669272)                      236,703   3,887,323
#*  Paramount Resources, Ltd. Class A                       420,791   6,157,911
*   Parex Resources, Inc.                                   268,814   4,014,726
#   Parkland Fuel Corp.                                     327,134   7,673,021
    Pason Systems, Inc.                                     127,948   1,911,938
    Pembina Pipeline Corp.(B4PT2P8)                         304,560  10,382,269
    Pembina Pipeline Corp.(B4PPQG5)                          72,307   2,466,392
#*  Pengrowth Energy Corp.                                2,546,980   2,008,594
*   Perpetual Energy, Inc.                                   36,559      22,292
#   Peyto Exploration & Development Corp.                   313,548   2,860,167
*   PHX Energy Services Corp.                               114,442     223,301
#*  Pine Cliff Energy, Ltd.                                 252,200      68,689
#   Pizza Pizza Royalty Corp.                               104,391   1,228,079
#*  Platinum Group Metals, Ltd.                              31,563      13,344
*   Points International, Ltd.                                6,420      75,683
    Polaris Infrastructure, Inc.                              2,950      46,217
    Pollard Banknote, Ltd.                                      800      12,780

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   PrairieSky Royalty, Ltd.                                103,599 $ 2,565,549
*   Precision Drilling Corp.(B5TQB99)                       455,094   1,651,991
*   Precision Drilling Corp.(B5YPLH9)                     1,526,584   5,535,418
*   Premier Gold Mines, Ltd.                                848,690   2,394,272
    Premium Brands Holdings Corp.                            98,054   8,529,901
#*  Pretium Resources, Inc.                                 190,056   1,322,666
#   Pulse Seismic, Inc.                                     152,026     394,279
    Pure Technologies, Ltd.                                  23,298     170,378
    Quarterhill, Inc.                                       582,764   1,061,294
    Quebecor, Inc. Class B                                  374,838   7,313,912
#*  Questerre Energy Corp. Class A                           81,025      61,263
*   Raging River Exploration, Inc.                        1,033,919   6,262,355
    Reitmans Canada, Ltd. Class A                           170,765     606,702
    Restaurant Brands International, Inc.                    67,175   4,057,807
    Richelieu Hardware, Ltd.                                123,714   3,191,419
    Ritchie Bros Auctioneers, Inc.                           41,200   1,340,172
    Rocky Mountain Dealerships, Inc.                         91,170     962,844
    Rogers Communications, Inc. Class B(2169051)             36,400   1,776,498
    Rogers Communications, Inc. Class B(2125268)             71,767   3,502,230
    Rogers Sugar, Inc.                                      593,524   3,015,874
*   Roxgold, Inc.                                            44,600      40,249
    Royal Bank of Canada(2754383)                           304,065  26,035,875
    Royal Bank of Canada(2756196)                           699,021  59,885,129
#*  Royal Nickel Corp.                                      170,500      38,813
    Russel Metals, Inc.                                     325,512   8,272,768
#*  Sabina Gold & Silver Corp.                              973,398   1,582,761
#*  Sandstorm Gold, Ltd.                                    932,964   4,907,542
    Saputo, Inc.                                            179,384   6,173,435
#   Savaria Corp.                                            17,400     248,976
#   Secure Energy Services, Inc.                            752,270   5,443,254
*   SEMAFO, Inc.                                          1,422,593   4,209,950
*   Seven Generations Energy, Ltd. Class A                  412,976   5,758,161
    Shaw Communications, Inc. Class B(2801836)               78,923   1,722,831
#   Shaw Communications, Inc. Class B(2591900)              264,268   5,768,970
    ShawCor, Ltd.                                           127,189   2,870,542
#*  Sherritt International Corp.                          1,853,564   1,898,773
#   Sienna Senior Living, Inc.                              147,407   2,121,223
#*  Sierra Wireless, Inc.(2418968)                           49,826     962,898
#*  Sierra Wireless, Inc.(2585259)                           76,118   1,472,883
    Sleep Country Canada Holdings, Inc.                      44,600   1,186,432
    SNC-Lavalin Group, Inc.                                 100,673   4,453,348
*   Solium Capital, Inc.                                     18,806     172,618
*   Southern Pacific Resource Corp.                         665,787          67
#*  Spartan Energy Corp.                                    550,241   2,786,991
#*  Spin Master Corp.                                        45,800   1,974,613
*   Sprott Resource Holdings, Inc.                           88,986      10,852
#   Sprott, Inc.                                            719,270   1,684,144
*   SSR Mining, Inc.(BF7MPL9)                               426,933   3,689,675
#*  SSR Mining, Inc.(784730103)                             301,088   2,604,411
#   Stantec, Inc.(2854238)                                  112,330   3,267,616
    Stantec, Inc.(B0G11S1)                                   70,845   2,058,047
#*  Stars Group, Inc. (The)(BDG1ML2)                        118,266   3,009,870
*   Stars Group, Inc. (The)(BDG1MJ0)                        353,663   8,985,340

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Stella-Jones, Inc.                                      143,409 $ 6,038,335
#*  Stornoway Diamond Corp.                               1,037,568     472,389
*   Strad Energy Services, Ltd.                               1,000       1,309
#*  Street Capital Group, Inc.                               32,800      26,933
    Stuart Olson, Inc.                                       99,901     510,064
#   Student Transportation, Inc.                            296,646   1,767,817
    Sun Life Financial, Inc.(2566124)                       303,126  13,152,711
#   Sun Life Financial, Inc.(2568283)                       329,718  14,299,870
    Suncor Energy, Inc.(B3NB0P5)                            938,237  34,011,091
    Suncor Energy, Inc.(B3NB1P2)                            804,361  29,140,119
#*  SunOpta, Inc.(2836634)                                  116,573     862,640
#*  SunOpta, Inc.(2817510)                                  115,193     852,241
#   Superior Plus Corp.                                     728,156   7,086,201
    Supremex, Inc.                                            3,300      11,966
#   Surge Energy, Inc.                                    1,433,283   2,248,972
    Tahoe Resources, Inc.(B4WHL92)                          617,617   2,711,339
    Tahoe Resources, Inc.(B5B9KV1)                          265,410   1,171,688
*   Tamarack Valley Energy, Ltd.                            241,818     558,344
*   Taseko Mines, Ltd.                                    1,070,883   1,897,988
    Teck Resources, Ltd. Class A                              5,209     151,357
    Teck Resources, Ltd. Class B(2124533)                 2,119,223  61,563,428
    Teck Resources, Ltd. Class B(2879327)                   209,473   6,083,232
    TELUS Corp.                                              87,440   3,292,152
*   Teranga Gold Corp.                                      405,477   1,114,237
    TFI International, Inc.                                 504,128  13,033,553
#*  Theratechnologies, Inc.                                 100,800     651,512
    Thomson Reuters Corp.                                   154,878   6,702,566
    Timbercreek Financial Corp.                                 546       4,111
#*  TMAC Resources, Inc.                                      4,400      31,730
    TMX Group, Ltd.                                         111,184   6,993,745
    TORC Oil & Gas, Ltd.                                    830,565   4,591,741
*   Torex Gold Resources, Inc.                              406,520   4,194,097
    Toromont Industries, Ltd.                               202,207   8,829,706
    Toronto-Dominion Bank (The)(2042516)                    473,365  28,785,326
    Toronto-Dominion Bank (The)(2897222)                    680,144  41,372,662
    Torstar Corp. Class B                                   361,870     476,609
    Total Energy Services, Inc.                             230,594   2,568,402
*   Tourmaline Oil Corp.                                    473,007   7,641,178
    TransAlta Corp.(2786096)                                421,210   2,316,655
    TransAlta Corp.(2901628)                                925,980   5,119,239
#   TransAlta Renewables, Inc.                              229,119   2,298,641
    TransCanada Corp.(2665184)                              229,172  10,551,228
    TransCanada Corp.(2665203)                              122,441   5,637,184
    Transcontinental, Inc. Class A                          412,497   8,340,488
*   TransGlobe Energy Corp.(2470548)                        369,783     547,159
*   TransGlobe Energy Corp.(893662106)                       30,106      44,256
*   Trevali Mining Corp.                                  2,815,838   3,708,665
#*  Trican Well Service, Ltd.                             1,895,947   5,934,467
#   Tricon Capital Group, Inc.                              148,175   1,293,821
*   Trinidad Drilling, Ltd.                               1,471,719   2,105,874
*   Trisura Group, Ltd.(BYWPWZ9)                                 58       1,179
*   Trisura Group, Ltd.(BFNJQX3)                              5,118     104,528
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                 263,904     799,629

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)            1,328,604 $    4,050,622
*   TVA Group, Inc. Class B                                4,447         14,100
    Uni-Select, Inc.                                     210,722      4,658,155
#*  UrtheCast Corp.                                       76,800         63,688
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)                                       41,511        768,797
*   Valeant Pharmaceuticals International,
      Inc.(B41NYV4)                                    2,662,404     49,281,098
#   Valener, Inc.                                        120,657      2,194,388
    Vermilion Energy, Inc.(B3KVGT4)                      130,382      4,928,440
#   Vermilion Energy, Inc.(B607XS1)                       63,461      2,399,135
#   Wajax Corp.                                          122,758      2,218,626
    Waste Connections, Inc.(BYVG1F6)                         134          9,657
    Waste Connections, Inc.(BYQFRK5)                      29,311      2,106,582
#*  Wesdome Gold Mines, Ltd.                             108,651        171,368
    West Fraser Timber Co., Ltd.                         299,125     20,929,022
*   Western Energy Services Corp.                        431,757        449,308
    Western Forest Products, Inc.                      2,475,163      5,755,257
#   WestJet Airlines, Ltd.                                37,767        755,647
    Westshore Terminals Investment Corp.                 200,966      4,112,451
#   Wheaton Precious Metals Corp.(BDG1S92)               313,859      6,776,216
    Wheaton Precious Metals Corp.(BF13KN5)               217,814      4,705,137
    Whitecap Resources, Inc.                           2,080,884     15,209,064
    Winpak, Ltd.                                          78,915      2,859,546
    WSP Global, Inc.                                     187,758      9,091,761
*   Xtreme Drilling Corp.                                122,058        221,292
    Yamana Gold, Inc.(2237646)                           135,431        465,883
    Yamana Gold, Inc.(2219279)                         2,541,356      8,781,108
*   Yangarra Resources, Ltd.                              73,188        281,447
#*  Yellow Pages, Ltd.                                    87,041        544,891
    ZCL Composites, Inc.                                  69,642        640,367
                                                                 --------------
TOTAL CANADA                                                      2,338,482,157
                                                                 --------------
DENMARK -- (1.6%)
#   ALK-Abello A.S.                                       18,186      2,309,966
    Alm Brand A.S.                                       423,892      5,224,603
#   Ambu A.S. Class B                                    371,400      7,972,133
    AP Moller - Maersk A.S. Class A                        2,874      4,910,377
    AP Moller - Maersk A.S. Class B                        4,936      8,811,843
*   Bang & Olufsen A.S.                                  178,767      4,800,908
#*  Bavarian Nordic A.S.                                  76,410      2,943,960
    Brodrene Hartmann A.S.                                 8,460        476,743
#   Carlsberg A.S. Class B                               171,119     21,995,433
    Chr Hansen Holding A.S.                              210,010     18,348,834
    Coloplast A.S. Class B                                39,319      3,495,536
#   Columbus A.S.                                        193,255        488,671
#*  D/S Norden A.S.                                      184,960      3,684,818
    Danske Bank A.S.                                     652,882     26,511,501
    DFDS A.S.                                            160,697      9,642,508
    Djurslands Bank A.S.                                   1,040         42,484
    DSV A.S.                                             470,416     38,677,494
    FLSmidth & Co. A.S.                                  203,493     11,984,582
    Fluegger A.S. Class B                                    350         20,530
*   Genmab A.S.                                           19,056      3,486,971

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    GN Store Nord A.S.                                     488,718 $ 16,480,589
    Gronlandsbanken A.S.                                        33        3,633
#   H Lundbeck A.S.                                        248,895   12,687,249
*   H+H International A.S. Class B                          79,172    1,924,266
    Harboes Bryggeri A.S. Class B                            2,462       37,485
    IC Group A.S.                                           33,755      797,356
    ISS A.S.                                               385,847   15,054,470
*   Jeudan A.S.                                              2,094      262,169
    Jyske Bank A.S.                                        316,955   18,323,051
    Matas A.S.                                              58,286      732,195
*   Nilfisk Holding A.S.                                   114,553    6,645,229
#*  NKT A.S.                                               103,547    4,514,781
    NNIT A.S.                                               20,354      624,085
    Nordjyske Bank A.S.                                      7,674      152,493
    Novo Nordisk A.S. Class B                              600,030   33,300,675
#   Novo Nordisk A.S. Sponsored ADR                        595,283   33,038,206
#   Novozymes A.S. Class B                                 304,991   16,919,359
    Orsted A.S.                                             49,346    2,995,469
#   Pandora A.S.                                           170,740   16,180,171
    Parken Sport & Entertainment A.S.                        5,510       66,962
    Per Aarsleff Holding A.S.                               84,839    2,917,330
    Ringkjoebing Landbobank A.S.                            72,640    4,004,964
    Rockwool International A.S. Class A                         55       14,184
    Rockwool International A.S. Class B                     27,687    7,734,065
    Royal Unibrew A.S.                                     202,618   12,313,595
    RTX A.S.                                                24,746      654,848
*   Santa Fe Group A.S.                                     72,761      549,808
    Scandinavian Tobacco Group A.S. Class A                    585       11,830
    Schouw & Co., A.S.                                      63,163    6,393,141
    SimCorp A.S.                                           119,132    7,566,758
    Solar A.S. Class B                                      23,159    1,528,594
    Spar Nord Bank A.S.                                    221,219    2,635,436
    Sydbank A.S.                                           361,127   14,769,157
    TDC A.S.                                             3,304,813   22,058,255
    Tivoli A.S.                                              1,030      107,959
*   TK Development A.S.                                    344,861      409,843
*   Topdanmark A.S.                                        319,685   15,272,498
    TORM P.L.C.                                              1,368       11,107
    Tryg A.S.                                              378,637    9,214,154
    United International Enterprises                         3,313      715,544
    Vestas Wind Systems A.S.                               303,349   20,690,847
#*  Vestjysk Bank A.S.                                      41,424       19,104
#*  William Demant Holding A.S.                            340,622   10,771,400
*   Zealand Pharma A.S.                                     18,053      305,961
                                                                   ------------
TOTAL DENMARK                                                       497,240,170
                                                                   ------------
FINLAND -- (1.7%)
#   Afarak Group Oyj                                        18,424       21,438
#   Ahlstrom-Munksjo Oyj                                    44,858      989,401
*   Ahtium P.L.C.                                          676,382        4,787
    Aktia Bank Oyj                                          32,397      386,252
    Alandsbanken Abp Class B                                 1,250       22,187

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
    Alma Media Oyj                                           30,360 $   298,597
#   Amer Sports Oyj                                         570,023  16,092,581
    Apetit Oyj                                                1,800      33,389
    Asiakastieto Group Oyj                                    1,181      33,080
    Aspo Oyj                                                 21,249     265,194
    Atria Oyj                                                49,291     760,676
*   BasWare Oyj                                               6,855     379,515
#   Bittium Oyj                                              38,184     271,228
    Cargotec Oyj Class B                                    155,090   9,041,985
#*  Caverion Oyj                                            179,549   1,513,588
    Citycon Oyj                                           1,331,359   3,695,964
    Cramo Oyj                                               182,261   4,446,530
    Digia Oyj                                                14,070      41,081
    Elisa Oyj                                               373,037  15,877,706
    F-Secure Oyj                                            209,742   1,017,381
    Finnair Oyj                                             411,308   4,979,805
    Fiskars Oyj Abp                                          72,981   2,170,890
    Fortum Oyj                                              856,314  18,569,734
    HKScan Oyj Class A                                      165,652     633,285
    Huhtamaki Oyj                                           595,533  25,422,787
    Ilkka-Yhtyma Oyj                                         29,672     135,938
    Kemira Oyj                                              576,892   8,166,876
    Kesko Oyj Class A                                         5,334     302,960
    Kesko Oyj Class B                                       220,147  12,840,068
#   Kone Oyj Class B                                        185,860  10,639,630
    Konecranes Oyj                                          273,205  13,870,002
    Lassila & Tikanoja Oyj                                  141,740   3,337,116
    Lemminkainen Oyj                                         25,103     744,230
    Metsa Board Oyj                                         749,003   6,814,564
    Metso Oyj                                               619,486  21,628,805
    Neste Oyj                                               424,141  29,354,457
    Nokia Oyj(5902941)                                    5,006,234  24,147,787
    Nokia Oyj(5946455)                                    1,186,596   5,673,589
#   Nokia Oyj Sponsored ADR                                 714,429   3,436,403
    Nokian Renkaat Oyj                                      655,454  33,115,376
    Olvi Oyj Class A                                         26,792     968,087
    Oriola Oyj Class A                                        1,000       3,885
    Oriola Oyj Class B                                      348,563   1,240,420
#   Orion Oyj Class A                                        33,875   1,454,954
    Orion Oyj Class B                                       164,975   6,617,834
    Outokumpu Oyj                                         1,703,790  14,615,315
*   Outotec Oyj                                             429,907   3,702,244
    Pihlajalinna Oyj                                          4,667      85,012
    Ponsse Oyj                                               49,111   1,585,982
*   Poyry Oyj                                                26,849     173,364
*   QT Group Oyj                                             12,507      79,299
    Raisio Oyj Class V                                      451,151   2,500,741
    Ramirent Oyj                                            516,012   5,179,210
    Rapala VMC Oyj                                           14,912      62,134
    Raute Oyj Class A                                           772      31,131
    Revenio Group Oyj                                         8,067     370,865
    Sampo Oyj Class A                                       455,934  26,488,773
    Sanoma Oyj                                              410,594   5,322,960

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
*   Stockmann Oyj Abp Class A                                8,998 $     49,851
#*  Stockmann Oyj Abp Class B                              134,150      691,426
    Stora Enso Oyj Class R                               2,075,858   35,648,225
#   Stora Enso Oyj Sponsored ADR                            57,313      984,064
    Technopolis Oyj                                        435,403    2,193,087
    Teleste Oyj                                             17,088      151,874
    Tieto Oyj                                              254,255    8,838,086
    Tikkurila Oyj                                          121,773    2,445,583
    UPM-Kymmene Oyj                                      1,735,959   58,533,939
    Uponor Oyj                                             155,884    3,299,759
    Vaisala Oyj Class A                                     16,662      951,227
    Valmet Oyj                                             696,175   15,620,532
#   Wartsila Oyj Abp                                       311,496   21,281,048
#   YIT Oyj                                                489,871    4,027,108
                                                                   ------------
TOTAL FINLAND                                                       506,374,881
                                                                   ------------
FRANCE -- (7.2%)
    ABC Arbitrage                                          118,090      976,338
#   Accor SA                                                62,634    3,564,816
#   Actia Group                                             49,902      478,186
    Aeroports de Paris                                      32,769    6,805,823
*   Air France-KLM                                       1,655,335   25,675,163
    Air Liquide SA                                         265,802   35,842,262
    Airbus SE                                              164,801   18,951,887
    Akka Technologies                                       26,725    1,677,637
    Albioma SA                                              75,769    1,973,665
    Alstom SA                                              344,050   15,091,585
    Altamir                                                 40,514      790,032
    Alten SA                                               113,108   11,450,566
#   Altran Technologies SA                                 738,602   13,741,804
    Amundi SA                                               74,042    6,986,529
#*  Antalis International SAS                               43,462      107,669
    April SA                                                28,495      572,924
#*  Archos                                                  86,942       83,944
    Arkema SA                                              359,028   45,834,580
    Assystem                                                45,716    1,707,471
    Atos SE                                                224,779   35,449,028
    Aubay                                                   33,477    1,596,994
    AXA SA                                               1,376,256   45,261,516
    AXA SA Sponsored ADR                                   404,668   13,313,577
    Axway Software SA                                       20,458      558,584
    Bastide le Confort Medical                               9,691      664,576
    Beneteau SA                                            105,379    2,804,603
    Bigben Interactive                                      47,391      715,976
    BioMerieux                                              86,754    8,213,444
    BNP Paribas SA                                       1,045,652   86,364,341
    Boiron SA                                               20,170    1,763,595
#   Bollore SA(4572709)                                  1,270,619    7,376,755
#*  Bollore SA(BF99RQ7)                                      8,394       50,225
    Bonduelle SCA                                           76,273    4,021,178
#   Bourbon Corp.                                           33,875      341,093
    Bouygues SA                                            682,765   37,946,985

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Bureau Veritas SA                                       275,167 $ 8,063,249
    Burelle SA                                                  125     216,560
    Capgemini SE                                            169,201  22,459,795
    Carrefour SA                                          1,291,739  30,804,584
    Casino Guichard Perrachon SA                            261,016  15,251,049
    Catering International Services                           1,341      31,639
*   Cegedim SA                                                6,183     317,266
#   Chargeurs SA(5021318)                                    93,864   3,105,980
*   Chargeurs SA(BDH48T0)                                     1,142      36,843
    Christian Dior SE                                         8,202   3,175,694
    Cie de Saint-Gobain                                     686,632  39,882,834
    Cie des Alpes                                            33,000   1,425,138
    Cie Generale des Etablissements Michelin                509,793  81,553,690
    Cie Plastic Omnium SA                                   374,678  19,245,881
    CNP Assurances                                          299,514   7,676,496
*   Coface SA                                               185,083   2,080,459
    Credit Agricole SA                                    1,042,033  19,646,143
    Danone SA                                               313,120  26,949,120
    Danone SA Sponsored ADR                                  36,386     625,475
    Dassault Aviation SA                                        951   1,589,114
    Dassault Systemes SE                                     75,639   8,719,879
    Dassault Systemes SE Sponsored ADR                       10,986   1,268,444
    Derichebourg SA                                         680,406   6,823,200
    Devoteam SA                                              18,485   1,832,638
    Edenred                                                 581,091  18,753,517
    Eiffage SA                                              346,990  42,067,358
    Electricite de France SA                              1,511,938  20,798,853
    Electricite de Strasbourg SA                                606     101,597
#   Elior Group SA                                          544,276  12,526,990
    Elis SA                                                 164,357   4,591,984
    Engie SA                                              3,023,845  52,506,299
*   Eramet                                                   45,993   6,491,324
    Essilor International Cie Generale d'Optique SA         248,216  35,237,906
*   Esso SA Francaise                                         9,401     602,567
*   Etablissements Maurel et Prom                             7,012      32,575
    Eurofins Scientific SE                                   16,931  11,021,443
    Euronext NV                                             182,729  12,378,906
    Europcar Groupe SA                                       40,573     564,184
    Eutelsat Communications SA                              633,613  13,945,728
    Exel Industries Class A                                   5,348     786,747
    Faurecia                                                352,644  31,642,812
    Fleury Michon SA                                          3,536     222,749
*   Fnac Darty SA                                            50,168   5,851,833
*   Fnac Darty SA                                            12,150   1,412,470
    Gaumont SA                                                  768     120,952
    Gaztransport Et Technigaz SA                             72,327   5,003,711
    GEA                                                          98      11,679
    Getlink SE                                              873,178  12,245,410
    GL Events                                                45,070   1,527,425
    Groupe Crit                                              21,532   2,054,875
*   Groupe Gorge                                             10,608     235,930
    Groupe Open                                              19,842     866,775
    Guerbet                                                  34,081   3,406,133

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Haulotte Group SA                                        43,821 $ 1,045,208
    HERIGE SADCS                                                811      42,790
    Hermes International                                      6,014   3,324,249
#*  HiPay Group SA                                            7,567     133,355
*   ID Logistics Group                                        4,574     770,774
    Iliad SA                                                 35,385   9,155,066
    Imerys SA                                               113,896  12,206,729
    Ingenico Group SA                                       203,700  23,185,979
    Interparfums SA                                          20,523     958,686
    Ipsen SA                                                 69,386   9,716,500
    IPSOS                                                   164,040   6,266,090
    Jacquet Metal Service                                    62,689   2,327,472
    JCDecaux SA                                              78,171   3,381,866
    Kaufman & Broad SA                                       27,611   1,440,796
#   Kering                                                   20,005  10,133,452
    Korian SA                                               138,440   4,457,088
    L'Oreal SA                                               75,870  17,241,785
    Lagardere SCA                                           739,376  23,059,181
#   Laurent-Perrier                                           2,588     308,385
    Le Belier                                                 3,289     254,309
    Lectra                                                   52,403   1,480,445
    Legrand SA                                              187,796  15,624,207
#   Linedata Services                                        10,467     491,379
    LISI                                                    111,829   5,388,458
    LNA Sante SA                                             27,607   1,888,893
    LVMH Moet Hennessy Louis Vuitton SE                     101,739  31,869,847
    Maisons du Monde SA                                         416      17,867
    Maisons France Confort SA                                 5,792     417,844
    Manitou BF SA                                            27,471   1,173,048
    Manutan International                                     2,179     252,619
    Mersen SA                                                54,180   2,643,620
#*  METabolic EXplorer SA                                   110,465     308,068
    Metropole Television SA                                 119,222   3,243,759
    MGI Coutier                                              69,275   3,048,432
    Mr Bricolage                                              8,989     168,484
    Natixis SA                                            1,644,003  14,970,079
#*  Naturex                                                  10,752   1,175,133
    Neopost SA                                              146,353   4,358,008
    Nexans SA                                               216,950  13,158,966
    Nexity SA                                               143,254   8,631,980
#*  Nicox                                                    29,469     363,594
*   NRJ Group                                                60,571     681,354
#   Oeneo SA                                                104,000   1,363,262
#*  Onxeo SA(B04P0G6)                                        94,000     208,440
#*  Onxeo SA(BPFJVR0)                                        12,362      27,637
    Orange SA                                             3,769,276  68,109,614
#   Orange SA Sponsored ADR                                 206,198   3,746,618
    Orpea                                                   119,869  14,960,427
#*  Parrot SA                                                39,122     394,849
    Pernod Ricard SA                                         27,272   4,343,303
    Peugeot SA                                            2,075,507  46,618,576
#*  Pierre & Vacances SA                                     21,819   1,147,288
#   Plastivaloire                                            86,781   1,974,138

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    PSB Industries SA                                           793 $    47,057
    Publicis Groupe SA                                      192,560  13,307,341
#   Publicis Groupe SA ADR                                   97,524   1,685,215
#   Rallye SA                                               148,721   2,729,011
#*  Recylex SA                                               56,180     944,107
    Renault SA                                              402,240  44,179,262
    Rexel SA                                              1,446,043  26,049,795
    Robertet SA                                               1,035     535,396
    Rothschild & Co.                                          4,113     170,011
    Rubis SCA                                               240,246  17,718,507
    Safran SA                                               123,574  13,961,534
    Samse SA                                                    546     115,158
    Sanofi                                                  514,628  45,416,743
#   Sanofi ADR                                              483,567  21,243,098
    Sartorius Stedim Biotech                                 41,444   3,590,072
    Savencia SA                                              14,552   1,478,059
    Schneider Electric SE(4834108)                          379,386  35,547,433
    Schneider Electric SE(B11BPS1)                           19,869   1,860,040
    SCOR SE                                                 505,960  22,645,780
    SEB SA                                                   69,717  14,403,681
    Seche Environnement SA                                    3,292     126,641
#*  Sequana SA                                              217,310     221,710
#   SES SA                                                1,174,977  18,335,552
    Societe BIC SA                                           25,758   2,949,664
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                                1,930     125,954
    Societe Generale SA                                     729,956  42,423,252
    Societe Marseillaise du Tunnel Prado-Carenage SA          7,833     232,080
    Sodexo SA(BCW3L63)                                        8,908   1,143,023
#   Sodexo SA(7062713)                                       54,034   6,926,186
    Sodexo SA Sponsored ADR                                  19,000     489,725
    Sogeclair                                                   221      13,419
*   SOITEC                                                   60,083   4,928,542
#*  Solocal Group                                         1,695,604   2,102,193
    Somfy SA                                                 13,830   1,541,230
    Sopra Steria Group                                       74,290  15,076,905
    SPIE SA                                                 216,621   5,383,211
*   Stallergenes Greer P.L.C.                                 1,739      74,839
#*  Ste Industrielle d'Aviation Latecoere SA                324,036   2,224,638
    Stef SA                                                  19,149   2,352,370
#   STMicroelectronics NV(2430025)                          348,213   8,322,291
    STMicroelectronics NV(5962332)                        1,333,520  31,844,284
    Suez                                                    641,090   9,556,433
    Sword Group                                              18,661     862,427
    Synergie SA                                              43,319   2,579,620
    Tarkett SA                                              114,111   4,461,153
    Technicolor SA                                          597,362   2,232,193
    Technicolor SA Sponsored ADR                              4,360      16,263
    Teleperformance                                         206,991  31,370,242
    Television Francaise 1                                  367,879   5,517,690
#   Tessi SA                                                  2,358     557,759
    Thales SA                                                92,225  10,337,827
    Thermador Groupe                                          3,464     553,087
    Total Gabon                                                 258      49,810

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
FRANCE -- (Continued)
#   Total SA                                           1,913,676 $  110,954,780
#   Total SA Sponsored ADR                               482,883     28,036,207
#*  Touax SA                                               2,412         34,115
    Trigano SA                                            31,669      6,147,639
*   Ubisoft Entertainment SA                             363,647     31,122,227
    Union Financiere de France BQE SA                      1,141         43,962
    Valeo SA                                             342,225     26,946,343
#*  Vallourec SA                                       1,796,119     12,300,734
#*  Valneva SE                                           107,942        485,327
    Veolia Environnement SA                              345,913      8,719,983
    Veolia Environnement SA ADR                           45,884      1,155,359
    Vicat SA                                              58,752      4,840,718
    VIEL & Cie SA                                         50,850        339,414
    Vilmorin & Cie SA                                     25,966      2,839,477
    Vinci SA                                             321,252     34,720,521
*   Virbac SA                                              7,312      1,123,656
    Vivendi SA                                           456,263     13,368,298
    Vranken-Pommery Monopole SA                            3,897        115,588
*   Worldline SA                                          52,246      2,953,720
#   Zodiac Aerospace                                     227,337      7,064,927
                                                                 --------------
TOTAL FRANCE                                                      2,198,079,757
                                                                 --------------
GERMANY -- (7.0%)
    1&1 Drillisch AG                                     108,758      9,046,907
    Aareal Bank AG                                       284,780     14,396,270
    Adidas AG                                             82,205     19,102,392
*   Adler Modemaerkte AG                                  42,727        316,937
*   ADLER Real Estate AG                                  76,048      1,221,926
    ADO Properties SA                                     13,417        722,942
#*  ADVA Optical Networking SE                           163,736      1,381,950
*   AIXTRON SE                                           208,127      3,144,172
    All for One Steeb AG                                     991         85,588
    Allgeier SE                                            3,519        118,954
    Allianz SE                                           214,631     54,285,806
    Allianz SE Sponsored ADR                             829,638     21,006,434
    Amadeus Fire AG                                       17,828      1,838,352
*   AS Creation Tapeten                                      906         24,816
    Atoss Software AG                                        503         54,050
    Aurubis AG                                           137,248     14,422,460
    Axel Springer SE                                     182,301     16,020,156
    BASF SE                                            1,224,687    143,628,456
    Basler AG                                              4,394      1,099,975
    Bauer AG                                              59,709      1,832,159
    Bayer AG                                             336,584     44,105,060
    Bayer AG Sponsored ADR                                41,308      1,353,663
    Bayerische Motoren Werke AG                          633,323     72,342,661
    BayWa AG                                              46,090      1,787,583
    Bechtle AG                                            69,678      6,354,837
    Beiersdorf AG                                         35,671      4,229,337
    Bertrandt AG                                          21,369      2,740,564
    Bijou Brigitte AG                                      9,986        618,710
    Bilfinger SE                                         156,169      7,330,347

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Borussia Dortmund GmbH & Co. KGaA                      368,291 $  2,616,122
    Brenntag AG                                            155,818   10,115,404
    CANCOM SE                                               40,035    3,782,390
    Carl Zeiss Meditec AG                                   50,771    3,323,203
    CECONOMY AG                                            517,827    7,465,398
    CENIT AG                                                24,437      674,625
    CENTROTEC Sustainable AG                                32,032      608,517
    Cewe Stiftung & Co. KGAA                                29,189    3,179,010
    Comdirect Bank AG                                      101,559    1,465,477
*   Commerzbank AG                                       1,929,690   31,841,826
    CompuGroup Medical SE                                   77,506    4,908,795
*   Constantin Medien AG                                   165,559      468,653
    Continental AG                                         172,382   51,784,906
    Covestro AG                                            110,157   12,684,607
    CropEnergies AG                                        117,841    1,065,012
    CTS Eventim AG & Co. KGaA                              132,798    6,639,903
    Daimler AG                                           1,829,754  167,581,118
    Data Modul AG                                            2,305      216,471
#   Delticom AG                                              7,604      107,386
    Deutsche Bank AG(5750355)                              789,392   14,525,318
    Deutsche Bank AG(D18190898)                          1,493,279   27,386,737
    Deutsche Beteiligungs AG                                43,225    2,667,986
    Deutsche Boerse AG                                      87,885   11,294,629
    Deutsche EuroShop AG                                   175,091    6,879,668
    Deutsche Lufthansa AG                                1,220,589   43,602,831
    Deutsche Pfandbriefbank AG                             124,014    2,292,229
    Deutsche Post AG                                       671,791   31,731,653
    Deutsche Telekom AG                                  4,893,747   85,836,460
#   Deutsche Telekom AG Sponsored ADR                      512,237    8,984,637
    Deutsche Wohnen SE                                     365,283   16,516,491
    Deutz AG                                               337,192    3,131,104
*   Dialog Semiconductor P.L.C.                            207,825    6,336,114
    DIC Asset AG                                           166,762    2,141,658
    Diebold Nixdorf AG                                      10,156      900,206
    DMG Mori AG                                             24,087    1,427,844
    Dr Hoenle AG                                            10,603      684,411
    Draegerwerk AG & Co. KGaA                                8,030      612,916
    Duerr AG                                                93,434   12,872,202
    E.ON SE                                              5,371,567   56,460,912
    Eckert & Ziegler AG                                      9,749      453,331
    EDAG Engineering Group AG                                  650       13,229
    Elmos Semiconductor AG                                  49,061    1,453,069
#   ElringKlinger AG                                       147,643    3,429,534
*   Euromicron AG                                           12,778      130,408
    Evonik Industries AG                                   236,912    9,361,642
*   Evotec AG                                               81,317    1,484,894
    Fielmann AG                                             49,114    4,300,382
*   First Sensor AG                                         12,275      319,855
    Francotyp-Postalia Holding AG Class A                    9,306       50,651
    Fraport AG Frankfurt Airport Services Worldwide        120,784   14,300,637
    Freenet AG                                             394,510   15,127,935
    Fresenius Medical Care AG & Co. KGaA                   246,513   28,413,539
    Fresenius Medical Care AG & Co. KGaA ADR                48,688    2,800,047

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA                                 594,150 $52,003,854
    Fuchs Petrolub SE                                        41,515   2,108,190
    GEA Group AG                                            316,588  15,746,186
    Gerresheimer AG                                         158,399  13,835,417
    Gerry Weber International AG                             85,710     950,886
    Gesco AG                                                 20,546     786,119
#   GFT Technologies SE                                      35,183     560,305
    Grammer AG                                               63,510   4,001,135
    GRENKE AG                                                24,774   2,954,538
*   H&R GmbH & Co. KGaA                                      63,237   1,120,369
    Hamburger Hafen und Logistik AG                         168,629   4,708,974
    Hannover Rueck SE                                        72,528   9,919,224
*   Hapag-Lloyd AG                                           39,746   1,648,652
    HeidelbergCement AG                                     250,881  27,234,636
*   Heidelberger Druckmaschinen AG                        1,935,845   6,998,047
    Hella GmbH & Co KGaA                                    236,113  16,826,013
    Henkel AG & Co. KGaA                                     23,025   2,882,146
    Highlight Communications AG                              35,442     226,940
    Hochtief AG                                              70,173  12,690,265
*   HolidayCheck Group AG                                    72,131     268,602
    Hornbach Baumarkt AG                                     22,595     867,731
    Hugo Boss AG                                            226,919  20,840,995
    Indus Holding AG                                         61,129   4,852,445
    Infineon Technologies AG                                539,614  15,711,499
    Infineon Technologies AG ADR                            340,602   9,935,360
    Innogy SE                                               256,435   9,776,054
    Isra Vision AG                                            8,936   2,080,091
*   IVU Traffic Technologies AG                               1,755      11,300
    Jenoptik AG                                              91,263   3,787,833
#   K+S AG                                                  881,654  24,778,490
    KION Group AG                                           246,957  22,698,993
    Kloeckner & Co. SE                                      411,165   5,452,521
    Koenig & Bauer AG                                        72,671   5,956,838
#   Krones AG                                                42,754   5,974,711
    KSB SE & Co. KGaA                                           214     131,321
    KWS Saat SE                                               3,944   1,665,013
    Lanxess AG                                              420,486  36,718,478
    LEG Immobilien AG                                       204,851  23,118,614
    Leifheit AG                                              21,479     759,143
    Leoni AG                                                202,288  15,533,597
*   Linde AG                                                109,174  26,807,865
#*  LPKF Laser & Electronics AG                              26,897     287,201
    MAN SE                                                   37,424   4,452,532
*   Manz AG                                                  14,371     616,822
    MasterFlex SE                                               338       3,766
*   Mediclin AG                                              12,692      96,269
*   Medigene AG                                              22,268     469,259
    Merck KGaA                                               68,420   7,489,178
#*  METRO AG                                                873,492  18,996,950
    MLP SE                                                  150,773   1,062,302
    MTU Aero Engines AG                                     220,081  39,453,628
    Muenchener Rueckversicherungs-Gesellschaft AG            89,466  21,048,358
    Nemetschek SE                                            49,442   4,871,251

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Nexus AG                                                  4,392 $   146,943
#*  Nordex SE                                               158,594   2,096,598
    Norma Group SE                                          184,010  14,493,653
    OHB SE                                                   26,545   1,527,449
    OSRAM Licht AG                                          246,478  21,541,679
#   paragon AG                                                8,965     922,973
*   Patrizia Immobilien AG                                  227,957   5,709,583
*   Petro Welt Technologies AG                                3,713      32,076
    Pfeiffer Vacuum Technology AG                            21,731   4,308,722
    PNE Wind AG                                             359,219   1,384,376
    Progress-Werk Oberkirch AG                                4,175     243,791
    ProSiebenSat.1 Media SE                                 327,262  12,537,307
    PSI Software AG                                           4,137      97,472
    Puma SE                                                   3,730   1,572,942
*   PVA TePla AG                                              8,269     149,966
*   QIAGEN NV                                               147,931   4,947,913
    QSC AG                                                  517,954     966,019
    R Stahl AG                                                3,704     139,379
    Rational AG                                               6,915   4,864,182
    Rheinmetall AG                                          225,771  31,957,909
    RHOEN-KLINIKUM AG                                        95,977   3,779,320
    RIB Software SE                                          88,868   3,007,688
    RTL Group SA                                             45,664   3,871,713
*   RWE AG                                                1,919,080  38,489,240
    S&T AG                                                  126,242   3,471,996
    SAF-Holland SA                                          126,542   2,969,719
    Salzgitter AG                                           191,098  11,542,380
    SAP SE                                                  121,724  13,771,917
    SAP SE Sponsored ADR                                     52,887   5,989,453
#*  Schaltbau Holding AG                                     15,438     538,657
    Scout24 AG                                                8,084     374,403
    Secunet Security Networks AG                              1,902     226,612
*   SGL Carbon SE                                            74,025   1,153,116
    SHW AG                                                   30,016   1,305,815
    Siemens AG                                              136,215  20,677,990
    Siemens AG Sponsored ADR                                234,786  17,902,432
*   Siltronic AG                                             55,755   9,256,253
    Sixt Leasing SE                                          25,315     600,167
    Sixt SE                                                  78,625   8,123,195
#   SMA Solar Technology AG                                  37,435   2,037,921
*   SMT Scharf AG                                             4,136      75,122
    Softing AG                                                4,181      50,996
    Software AG                                              99,512   5,401,233
*   Solartech International Holdings, Ltd.                1,920,000     147,937
    Stabilus SA                                              23,393   2,267,736
    Stroeer SE & Co. KGaA                                    69,505   5,356,744
    Suedzucker AG                                           317,790   6,056,278
*   SUESS MicroTec SE                                        91,034   1,814,096
    Surteco SE                                               26,501     906,647
    Symrise AG                                              185,942  15,582,308
    TAG Immobilien AG                                       405,351   8,012,593
    Takkt AG                                                146,923   4,089,490
*   Talanx AG                                               153,336   6,788,860

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
    Technotrans AG                                         6,599 $      366,940
*   Tele Columbus AG                                      37,791        423,955
    Telefonica Deutschland Holding AG                  1,028,740      5,200,147
    ThyssenKrupp AG                                      317,259      9,988,910
    TLG Immobilien AG                                    141,737      3,991,093
*   Tom Tailor Holding SE                                126,994      1,785,247
    Traffic Systems SE                                     1,320         30,674
    Uniper SE                                            749,667     22,379,850
    United Internet AG                                   161,055     11,750,715
    VERBIO Vereinigte BioEnergie AG                      102,262        934,769
    Volkswagen AG                                         69,851     15,497,326
    Vonovia SE                                           275,027     13,562,303
*   Vossloh AG                                            27,664      1,521,117
    VTG AG                                                72,350      3,745,854
    Wacker Chemie AG                                      78,727     15,796,711
    Wacker Neuson SE                                      89,036      3,648,028
    Washtec AG                                            51,739      4,478,070
    Wirecard AG                                           31,196      3,889,478
    Wuestenrot & Wuerttembergische AG                     20,749        621,420
    XING SE                                                8,818      3,084,228
#*  Zalando SE                                            32,986      1,933,375
    Zeal Network SE                                       39,999      1,241,327
                                                                 --------------
TOTAL GERMANY                                                     2,127,996,848
                                                                 --------------
HONG KONG -- (2.6%)
*   13 Holdings, Ltd. (The)                              511,500         25,217
    Aeon Credit Service Asia Co., Ltd.                    26,000         20,699
    Aeon Stores Hong Kong Co., Ltd.                       32,000         20,287
    Agritrade Resources, Ltd.                         13,160,000      1,635,000
    AIA Group, Ltd.                                    6,813,400     58,196,649
    Alco Holdings, Ltd.                                  504,000        101,501
#   Allied Group, Ltd.                                    76,000        464,718
    Allied Properties HK, Ltd.                         4,262,393        908,372
    Alltronics Holdings, Ltd.                            720,800        247,838
*   Anxian Yuan China Holdings, Ltd.                   3,140,000         31,312
    APAC Resources, Ltd.                                 121,377         20,470
*   Applied Development Holdings, Ltd.                 8,520,000        816,824
    APT Satellite Holdings, Ltd.                       1,641,250        772,961
    Arts Optical International Hldgs, Ltd.                70,000         20,310
    Asia Financial Holdings, Ltd.                        400,000        247,657
    Asia Satellite Telecommunications Holdings, Ltd.     162,000        144,336
    Asia Standard International Group, Ltd.            1,323,561        370,869
    ASM Pacific Technology, Ltd.                         582,500      7,933,939
    Associated International Hotels, Ltd.                 79,000        258,338
*   Auto Italia Holdings                               2,475,000         37,537
#   Bank of East Asia, Ltd. (The)                      1,833,224      7,913,371
*   Beijing Gas Blue Sky Holdings, Ltd.                4,664,000        351,722
    BeijingWest Industries International, Ltd.         1,032,400        159,483
    BOC Aviation, Ltd.                                   495,400      2,909,046
    BOC Hong Kong Holdings, Ltd.                       4,333,000     22,098,561
    BOE Varitronix, Ltd.                               1,360,000        712,746
#*  Bonjour Holdings, Ltd.                             5,884,000        194,810

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Bossini International Holdings, Ltd.                  2,184,000 $   113,038
#   Bright Smart Securities & Commodities Group, Ltd.     3,194,000   1,221,193
*   Brightoil Petroleum Holdings, Ltd.                    9,893,000   1,896,991
*   Brockman Mining, Ltd.                                 2,850,520      41,173
*   Burwill Holdings, Ltd.                                9,641,600     374,797
    Cafe de Coral Holdings, Ltd.                          1,174,000   3,105,814
*   Camsing International Holding, Ltd.                      62,000      44,473
*   Cash Financial Services Group, Ltd.                   1,998,000      56,093
#*  Cathay Pacific Airways, Ltd.                          3,612,000   5,724,176
    CCT Fortis Holdings, Ltd.                               216,000      26,767
*   CCT Land Holdings, Ltd.                              15,680,000      20,044
#   Century City International Holdings, Ltd.             1,112,000     109,316
    CGN Mining Co., Ltd.                                  2,145,000     169,686
    Chen Hsong Holdings                                     360,000     108,434
    Cheuk Nang Holdings, Ltd.                               109,590      67,953
    Chevalier International Holdings, Ltd.                  130,276     214,756
*   China Best Group Holding, Ltd.                        5,100,000      62,883
* China Chuanglian Education Financial Group, Ltd. 2,472,000 40,498 China Display Optoelectronics Technology Holdings,
      Ltd.                                                1,072,000     121,680
*   China Energy Development Holdings, Ltd.              33,734,000     424,909
    China Flavors & Fragrances Co., Ltd.                    981,350     225,716
*   China Fortune Financial Group, Ltd.                   3,118,000      71,012
    China Goldjoy Group, Ltd.                             1,060,000      94,551
*   China Healthcare Enterprise Group, Ltd.               2,396,000      78,149
*   China HKBridge Holdings, Ltd.                            32,000      11,218
#*  China LNG Group, Ltd.                                 1,994,000     380,688
*   China Ludao Technology Co., Ltd.                        404,000      77,782
*   China Medical & Healthcare Group, Ltd.                1,040,000      34,480
    China Motor Bus Co., Ltd.                                 6,800      87,355
#*  China Smarter Energy Group Holdings, Ltd.             1,462,000     184,916
*   China Soft Power Technology Holdings, Ltd.           14,051,301     260,008
*   China Solar Energy Holdings, Ltd.                     1,033,500       4,459
*   China Star Entertainment, Ltd.                        2,502,000     178,468
#*  China Strategic Holdings, Ltd.                       22,975,000     269,788
    China Ting Group Holdings, Ltd.                       1,862,000      96,153
#   Chinese Estates Holdings, Ltd.                          777,500   1,310,391
*   Chinlink International Holdings, Ltd.                   634,800      81,031
    Chow Sang Sang Holdings International, Ltd.           1,275,000   3,082,668
    Chow Tai Fook Jewellery Group, Ltd.                   1,974,000   2,209,430
    Chuang's China Investments, Ltd.                      4,174,219     329,480
    Chuang's Consortium International, Ltd.               4,083,553   1,008,306
    CITIC Telecom International Holdings, Ltd.            8,345,000   2,511,700
    CK Asset Holdings, Ltd.                               1,112,908  10,589,982
    CK Hutchison Holdings, Ltd.                           3,189,408  43,020,253
#   CK Infrastructure Holdings, Ltd.                        671,045   5,971,900
#   CK Life Sciences Intl Holdings, Inc.                 11,806,000     927,527
    CLP Holdings, Ltd.                                      737,500   7,514,027
#   CMBC Capital Holdings, Ltd.                           7,090,000     515,688
*   CMMB Vision Holdings, Ltd.                            7,760,000     307,477
    CNQC International Holdings, Ltd.                     3,280,000   1,235,887
    CNT Group, Ltd.                                         648,000      40,402
*   Common Splendor International Health Industry
      Group, Ltd.                                         4,378,000     381,300
*   Continental Holdings, Ltd.                              440,000       8,344

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
#   Convenience Retail Asia, Ltd.                            30,000 $    14,431
#*  Convoy Global Holdings, Ltd.                         25,290,000     539,898
#   Cowell e Holdings, Inc.                               2,389,000     721,988
*   CP Lotus Corp.                                        1,420,000      25,448
*   Crocodile Garments                                    2,682,000     315,591
    Cross-Harbour Holdings, Ltd. (The)                      206,000     337,518
    CSI Properties, Ltd.                                 21,514,200   1,341,176
*   CST Group, Ltd.                                      45,344,000     243,152
#   CW Group Holdings, Ltd.                               2,284,500     408,304
    Dah Sing Banking Group, Ltd.                          1,481,702   3,500,133
    Dah Sing Financial Holdings, Ltd.                       729,244   4,916,743
    Dickson Concepts International, Ltd.                    361,000     135,953
    Eagle Nice International Holdings, Ltd.               1,394,000     648,188
    EcoGreen International Group, Ltd.                      270,240      53,318
*   eForce Holdings, Ltd.                                   872,000      23,053
    Emperor Capital Group, Ltd.                          14,478,000   1,198,448
    Emperor Entertainment Hotel, Ltd.                     2,760,000     638,648
    Emperor International Holdings, Ltd.                  6,122,416   2,157,930
    Emperor Watch & Jewellery, Ltd.                      16,790,000     828,224
#   Enerchina Holdings, Ltd.                              6,586,500     562,988
*   ENM Holdings, Ltd.                                    1,404,000     136,590
    eprint Group, Ltd.                                      160,000      34,790
#*  Esprit Holdings, Ltd.                                 6,982,713   2,809,685
*   eSun Holdings, Ltd.                                     963,000     163,306
*   Eternity Investment, Ltd.                               520,000      12,635
#   Fairwood Holdings, Ltd.                                 197,500     821,057
    Far East Consortium International, Ltd.               6,451,872   3,729,235
*   Far East Holdings International, Ltd.                   738,000      87,818
#   FIH Mobile, Ltd.                                     10,499,000   3,130,870
    First Pacific Co., Ltd.                               9,035,756   6,444,531
*   First Shanghai Investments, Ltd.                      3,248,000     438,772
    Fountain SET Holdings, Ltd.                           3,596,000     505,597
    Four Seas Mercantile Holdings, Ltd.                      36,000      15,633
*   Freeman FinTech Corp., Ltd.                           8,160,000   1,042,029
    Fulum Group Holdings, Ltd.                               88,000      10,922
#   Future Bright Holdings, Ltd.                          1,410,000     135,042
*   Future World Financial Holdings, Ltd.                   187,783       5,878
*   G-Resources Group, Ltd.                             116,812,200   1,429,210
    Galaxy Entertainment Group, Ltd.                      1,604,000  14,150,306
#*  GCL New Energy Holdings, Ltd.                        37,490,000   2,724,758
#   Genting Hong Kong, Ltd.                                 678,000     153,676
    Get Nice Financial Group, Ltd.                          530,824     138,089
    Get Nice Holdings, Ltd.                              27,797,000   1,028,574
    Giordano International, Ltd.                          8,742,000   4,470,146
*   Global Brands Group Holding, Ltd.                    29,711,250   2,576,802
#   Glorious Sun Enterprises, Ltd.                        1,555,000     181,185
    Gold Peak Industries Holdings, Ltd.                     605,000      68,013
#*  Gold-Finance Holdings, Ltd.                             964,000     340,458
    Golden Resources Development International, Ltd.        924,000      58,352
#*  Good Resources Holdings, Ltd.                         5,300,000     233,981
    Goodbaby International Holdings, Ltd.                   498,000     306,845
*   GR Properties, Ltd.                                     220,000      30,114
    Great Eagle Holdings, Ltd.                              364,249   1,912,522

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
*   Greenheart Group, Ltd.                                 142,000 $    17,359
*   Greentech Technology International, Ltd.             1,300,000      21,352
    Guangnan Holdings, Ltd.                              1,750,000     219,156
    Guoco Group, Ltd.                                       12,000     170,484
#   Guotai Junan International Holdings, Ltd.           16,122,000   5,851,589
#   Haitong International Securities Group, Ltd.         6,585,424   4,658,507
    Hang Lung Group, Ltd.                                2,148,000   8,153,180
    Hang Lung Properties, Ltd.                           3,344,000   8,814,079
    Hang Seng Bank, Ltd.                                   462,800  10,995,840
    Hanison Construction Holdings, Ltd.                    513,496     101,547
*   Hao Tian Development Group, Ltd.                    10,913,000     417,102
    Harbour Centre Development, Ltd.                       158,000     304,620
    Henderson Land Development Co., Ltd.                 1,113,673   7,771,879
    Henry Group Holdings, Ltd.                           1,232,000     381,967
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                               2,691,000   2,484,822
    HKBN, Ltd.                                           1,699,000   2,138,330
    HKR International, Ltd.                              3,218,362   2,117,985
    HKT Trust & HKT, Ltd.                               11,481,000  14,358,100
    Hon Kwok Land Investment Co., Ltd.                     234,000     149,620
    Hong Kong & China Gas Co., Ltd.                      2,635,201   5,204,861
#   Hong Kong Aircraft Engineering Co., Ltd.               118,400     732,707
#   Hong Kong Exchanges & Clearing, Ltd.                   399,563  15,073,787
#   Hong Kong Ferry Holdings Co., Ltd.                     111,000     127,975
#   Hong Kong International Construction Investment
      Management Group Co., Ltd.                           450,000     128,456
    Hong Kong Shanghai Alliance Holdings, Ltd.             196,000      17,036
*   Hong Kong Television Network, Ltd.                   1,451,000     686,223
#   Hongkong & Shanghai Hotels, Ltd. (The)               1,367,424   2,102,100
    Hongkong Chinese, Ltd.                               2,187,143     382,415
    Hop Hing Group Holdings, Ltd.                        3,792,000     100,757
    Hopewell Holdings, Ltd.                              1,563,000   6,328,609
#*  Hsin Chong Group Holdings, Ltd.                      9,152,000      76,748
*   Huan Yue Interactive Holdings, Ltd.                    279,000      27,703
*   Huarong International Financial Holdings, Ltd.          56,000      19,194
#*  Huarong Investment Stock Corp., Ltd.                   495,000      98,407
*   Huisheng International Holdings, Ltd.                  640,000      27,319
    Hung Hing Printing Group, Ltd.                       1,010,524     219,408
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                               8,562,000   3,476,541
    Hysan Development Co., Ltd.                            962,215   5,368,597
*   I-CABLE Communications, Ltd.                         5,201,153     144,747
    IGG, Inc.                                            2,719,000   3,015,919
*   Imagi International Holdings, Ltd.                     834,799      56,404
    International Housewares Retail Co., Ltd.              382,000      72,668
    iOne Holdings, Ltd.                                  1,980,000      45,560
    IPE Group, Ltd.                                      2,010,000     431,838
#*  IRC, Ltd.                                            8,452,800     228,709
    IT, Ltd.                                             2,637,087   1,220,181
    ITC Properties Group, Ltd.                           1,366,098     477,850
    Johnson Electric Holdings, Ltd.                      1,853,250   7,562,231
    Kader Holdings Co., Ltd.                               846,000     150,313
    Kam Hing International Holdings, Ltd.                   74,000       6,628
*   Kantone Holdings, Ltd.                                 244,436       5,221
    Karrie International Holdings, Ltd.                  1,508,000     246,548

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Kerry Logistics Network, Ltd.                         2,428,791 $ 3,494,453
    Kerry Properties, Ltd.                                2,140,583  10,237,071
    Kingmaker Footwear Holdings, Ltd.                     1,302,000     352,361
#   Kingston Financial Group, Ltd.                        7,905,000   6,134,033
    Kowloon Development Co., Ltd.                         1,610,000   1,722,331
*   Kwan On Holdings, Ltd.                                  700,000      94,125
    L'Occitane International SA                           1,756,750   3,250,120
    Lai Sun Development Co., Ltd.                         1,124,893   2,012,234
    Lam Soon Hong Kong, Ltd.                                 12,000      17,734
*   Landing International Development, Ltd.             223,380,000   9,943,610
    Landsea Green Properties Co., Ltd.                      304,000      39,567
*   LEAP Holdings Group, Ltd.                               360,000      39,058
*   Lerado Financial Group Co., Ltd.                        740,000       4,503
    Li & Fung, Ltd.                                      27,335,250  13,925,366
    Lifestyle International Holdings, Ltd.                1,971,500   2,971,621
    Lippo China Resources, Ltd.                          12,586,000     400,659
    Lippo, Ltd.                                             236,000     140,561
    Liu Chong Hing Investment, Ltd.                         822,000   1,408,699
    Luk Fook Holdings International, Ltd.                 1,680,000   5,998,533
    Luks Group Vietnam Holdings Co., Ltd.                   130,000      41,425
    Lung Kee Bermuda Holdings                               316,000     152,432
#*  Macau Legend Development, Ltd.                        6,076,000     960,050
    Magnificent Hotel Investment, Ltd.                    4,616,000     136,941
    Man Wah Holdings, Ltd.                                8,056,800   8,569,525
#*  Mason Group Holdings, Ltd.                           21,003,200     340,263
#*  Master Glory Group, Ltd.(BYTP1T9)                    40,681,388     545,976
*   Master Glory Group, Ltd.(BYTP1T9)                     1,716,040      23,034
*   Maxnerva Technology Services, Ltd.                      130,000      24,737
*   Mei Ah Entertainment Group, Ltd.                        300,000      14,552
    Melco International Development, Ltd.                 3,535,000  10,583,131
    Melco Resorts & Entertainment, Ltd. ADR                  47,606   1,417,707
    MGM China Holdings, Ltd.                                757,600   2,329,484
    Microport Scientific Corp.                              641,000     672,548
#*  Midland Holdings, Ltd.                                1,974,000     629,301
*   Midland IC&I, Ltd.                                    1,008,000      50,383
    Ming Fai International Holdings, Ltd.                   652,000     101,756
#   Miramar Hotel & Investment                              359,000     766,977
    Modern Dental Group, Ltd.                               302,000     100,681
#*  Mongolian Mining Corp.                               13,654,750     447,431
    MTR Corp., Ltd.                                         921,884   5,272,328
    NagaCorp, Ltd.                                       11,416,000   9,322,218
    Nameson Holdings, Ltd.                                1,276,000     519,432
    National Electronic Hldgs                                61,600       9,251
*   National United Resources Holdings, Ltd.              3,320,000      11,289
*   Neo-Neon Holdings, Ltd.                               1,329,000     123,953
*   NEW Concepts Holdings, Ltd.                             632,000     367,854
#*  New Sports Group, Ltd.                                  508,500      47,944
*   New Times Energy Corp., Ltd.                          3,397,000      88,883
#   New World Development Co., Ltd.                      10,232,215  16,493,959
#*  Newocean Energy Holdings, Ltd.                        4,624,000   1,166,416
*   Next Digital, Ltd.                                    1,774,000      81,571
*   Nine Express, Ltd.                                    4,128,000     181,827
#   NWS Holdings, Ltd.                                    2,362,221   4,591,288

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   O Luxe Holdings, Ltd.                                 1,369,200 $   349,834
*   OCI International Holdings, Ltd.                         40,000       6,465
#   OP Financial Investments, Ltd.                          740,000     239,559
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                4,045,000     310,025
    Orient Overseas International, Ltd.                     875,500   8,226,533
    Oriental Watch Holdings                               1,426,240     364,510
*   Pacific Andes International Holdings, Ltd.           11,918,411      41,746
#*  Pacific Basin Shipping, Ltd.                         16,287,000   3,772,948
#   Pacific Textiles Holdings, Ltd.                       3,608,000   3,782,762
    Paliburg Holdings, Ltd.                                 850,790     374,142
#*  Paradise Entertainment, Ltd.                          1,944,000     216,504
    PC Partner Group, Ltd.                                  376,000     312,467
    PCCW, Ltd.                                           15,040,265   8,661,908
*   Pearl Oriental Oil, Ltd.                              4,734,627     147,591
    Pegasus International Holdings, Ltd.                     82,000      11,000
    Perfect Shape Beauty Technology, Ltd.                   988,000     150,221
#   Pico Far East Holdings, Ltd.                          3,090,000   1,235,821
    Playmates Holdings, Ltd.                              3,734,000     523,898
    Playmates Toys, Ltd.                                  4,012,000     645,498
    Plover Bay Technologies, Ltd.                           200,000      50,398
    Polytec Asset Holdings, Ltd.                          4,795,000     381,694
    Power Assets Holdings, Ltd.                             737,000   6,549,666
    Prada SpA                                               509,100   2,085,765
*   PT International Development Co., Ltd.                3,548,550     218,920
    Public Financial Holdings, Ltd.                         638,000     282,621
    PuraPharm Corp., Ltd.                                   387,000     137,334
*   PYI Corp., Ltd.                                      17,394,552     390,302
*   Realord Group Holdings, Ltd.                            458,000     287,351
#   Regal Hotels International Holdings, Ltd.             1,263,400     904,080
*   Regent Pacific Group, Ltd.                            7,980,000     392,179
#   Regina Miracle International Holdings, Ltd.             834,000     751,429
    SA SA International Holdings, Ltd.                    4,723,171   2,049,993
    Samsonite International SA                            3,293,700  14,234,926
    Sands China, Ltd.                                       694,400   4,126,597
    SAS Dragon Holdings, Ltd.                             1,306,000     440,921
    SEA Holdings, Ltd.                                      653,918   1,329,309
    Shangri-La Asia, Ltd.                                 2,404,166   6,095,977
#   Shenwan Hongyuan HK, Ltd.                             1,830,000     664,913
*   Shougang Concord Grand Group, Ltd.                      334,000       9,487
    Shun Ho Property Investments, Ltd.                       70,224      26,525
    Shun Tak Holdings, Ltd.                               6,612,250   2,844,867
*   Silver base Group Holdings, Ltd.                      2,598,000     272,092
#*  Sincere Watch Hong Kong, Ltd.                         5,990,000      87,508
    Sing Tao News Corp., Ltd.                               892,000     118,406
    Singamas Container Holdings, Ltd.                     6,168,000   1,243,674
    Sino Land Co., Ltd.                                   5,066,095   9,343,509
    SITC International Holdings Co., Ltd.                 4,262,000   4,876,033
    Sitoy Group Holdings, Ltd.                            1,298,000     258,729
    SJM Holdings, Ltd.                                    7,198,699   7,178,514
    Sky Light Holdings, Ltd.                                362,000      59,726
#   SmarTone Telecommunications Holdings, Ltd.            2,362,575   2,750,419
*   SOCAM Development, Ltd.                               1,466,488     379,243
#*  Solartech International Holdings, Ltd.                9,140,000     779,738

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   Solomon Systech International, Ltd.                   5,494,000 $   248,943
#   Soundwill Holdings, Ltd.                                228,000     453,702
*   South China Financial Holdings, Ltd.                 25,300,000     151,668
*   South China Holdings Co., Ltd.                        2,720,000     104,415
    Stella International Holdings, Ltd.                   1,549,000   2,243,806
*   Stelux Holdings International, Ltd.                     637,600      49,905
*   Success Universe Group, Ltd.                          3,996,000     126,547
#*  Summit Ascent Holdings, Ltd.                          2,396,000     269,593
    Sun Hing Vision Group Holdings, Ltd.                    122,000      50,648
    Sun Hung Kai & Co., Ltd.                              3,087,787   2,011,806
    Sun Hung Kai Properties, Ltd.                         1,241,511  21,464,287
*   Suncorp Technologies, Ltd.                            4,380,000      12,876
    Sunwah Kingsway Capital Holdings, Ltd.                3,120,000      43,470
    Swire Pacific, Ltd. Class A                             924,500   9,227,478
    Swire Pacific, Ltd. Class B                           1,652,500   2,832,058
    Swire Properties, Ltd.                                  675,850   2,366,086
#   TAI Cheung Holdings, Ltd.                               632,000     782,825
    Tai Sang Land Development, Ltd.                         145,523      98,934
    Tai United Holdings, Ltd.                             1,690,000     272,857
*   Talent Property Group, Ltd.                          19,560,000     218,488
    Tan Chong International, Ltd.                           372,000     125,576
    Tao Heung Holdings, Ltd.                                623,000     117,912
    Techtronic Industries Co., Ltd.                       3,200,500  21,325,137
    Television Broadcasts, Ltd.                           1,034,900   3,692,472
*   Termbray Industries International Holdings, Ltd.        112,000       6,380
#   Texwinca Holdings, Ltd.                               3,744,000   2,048,060
    TK Group Holdings, Ltd.                                 228,000     168,720
*   Tom Group, Ltd.                                         258,000      72,018
#   Town Health International Medical Group, Ltd.           444,000      39,163
    Tradelink Electronic Commerce, Ltd.                   2,090,000     371,037
    Transport International Holdings, Ltd.                  983,697   3,067,293
*   Trinity, Ltd.                                         4,822,000     472,103
*   TSC Group Holdings, Ltd.                              1,762,000     227,608
#   Tsui Wah Holdings, Ltd.                               2,436,000     363,721
    Union Medical Healthcare, Ltd.                          108,000      49,027
#*  United Laboratories International Holdings, Ltd.
      (The)                                               3,727,500   3,257,529
*   Universe International Financial Holdings, Ltd.         210,000      16,949
*   Up Energy Development Group, Ltd.                     2,252,000       6,967
*   Value Convergence Holdings, Ltd.                      1,240,000     245,984
#   Value Partners Group, Ltd.                              810,000   1,029,247
    Vanke Property Overseas, Ltd.                           123,000      96,314
    Vantage International Holdings, Ltd.                  1,038,000     131,780
    Vedan International Holdings, Ltd.                    1,404,000     146,918
*   Victory City International Holdings, Ltd.            18,326,814     428,632
    Vitasoy International Holdings, Ltd.                  2,002,000   5,118,910
    VPower Group International Holdings, Ltd.                35,000      23,747
#   VSTECS Holdings, Ltd.                                 3,775,200   2,006,952
#   VTech Holdings, Ltd.                                    487,400   6,723,186
    Wai Kee Holdings, Ltd.                                  222,000     124,271
*   Wan Kei Group Holdings, Ltd.                            550,000      47,111
    Wang On Group, Ltd.                                  12,900,000     194,755
    Water Oasis Group, Ltd.                                 326,000      39,092
    WH Group, Ltd.                                       22,343,500  27,625,568

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Wharf Holdings, Ltd. (The)                           1,795,750 $  7,316,736
*   Wharf Real Estate Investment Co., Ltd.                 866,750    5,988,743
    Wheelock & Co., Ltd.                                 1,309,000   10,237,201
    Win Hanverky Holdings, Ltd.                            876,000      117,624
*   Winfull Group Holdings, Ltd.                         3,696,000       77,009
    Wing On Co. International, Ltd.                        123,137      459,122
    Wing Tai Properties, Ltd.                              390,000      293,647
    Wonderful Sky Financial Group Holdings, Ltd.           822,000      154,235
    Wong's Kong King International                         218,000       34,551
    Wynn Macau, Ltd.                                     1,242,400    4,389,286
    Xinyi Glass Holdings, Ltd.                           9,332,000   14,139,174
#*  Yat Sing Holdings, Ltd.                                170,000       61,242
    Yau Lee Holdings, Ltd.                                 134,000       25,224
#   Yeebo International Holdings, Ltd.                     738,000      264,286
    YGM Trading, Ltd.                                      103,000       81,808
*   Yuan Heng Gas Holdings, Ltd.                           512,000       60,166
    Yue Yuen Industrial Holdings, Ltd.                   2,770,000   12,518,340
    Yugang International, Ltd.                          14,620,000      382,051
*   ZH International Holdings, Ltd.                      1,270,000       44,758
                                                                   ------------
TOTAL HONG KONG                                                     803,024,711
                                                                   ------------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                         2,373,001   23,171,247
    C&C Group P.L.C.(B011Y09)                              788,999    2,955,773
    C&C Group P.L.C.(B010DT8)                               24,767       93,796
    CRH P.L.C.(4182249)                                    173,628    6,448,227
    CRH P.L.C.(0182704)                                     71,685    2,662,749
#   CRH P.L.C. Sponsored ADR                               605,171   22,627,344
    Datalex P.L.C.                                           3,322       13,168
*   FBD Holdings P.L.C.(4330231)                            37,809      504,020
*   FBD Holdings P.L.C.(0329028)                            18,709      257,856
    Glanbia P.L.C.(4058629)                                366,422    6,266,750
    Glanbia P.L.C.(0066950)                                 74,909    1,281,435
    IFG Group P.L.C.                                        53,466      137,356
*   Independent News & Media P.L.C.                      1,085,178      147,559
    Irish Continental Group P.L.C.                         286,980    2,034,980
*   Kenmare Resources P.L.C.                                   165          661
    Kerry Group P.L.C. Class A(4519579)                     24,811    2,643,865
    Kerry Group P.L.C. Class A(0490656)                     76,886    8,181,759
    Kingspan Group P.L.C.(4491235)                         594,979   27,439,893
    Kingspan Group P.L.C.(0492793)                          19,320      893,228
    Paddy Power Betfair P.L.C.(BWXC0Z1)                     51,120    5,928,704
    Paddy Power Betfair P.L.C.(BWT6H89)                     73,160    8,490,286
    Smurfit Kappa Group P.L.C.                             823,366   28,895,048
                                                                   ------------
TOTAL IRELAND                                                       151,075,704
                                                                   ------------
ISRAEL -- (0.6%)
#*  ADO Group, Ltd.                                         48,194      960,645
*   Africa Israel Properties, Ltd.                          45,039    1,126,378
*   Airport City, Ltd.                                     215,347    2,771,225
    Albaad Massuot Yitzhak, Ltd.                               660       10,128
*   Allot Communications, Ltd.                              50,788      258,780

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    Alony Hetz Properties & Investments, Ltd.                28,738 $   301,711
    Alrov Properties and Lodgings, Ltd.                      25,436   1,048,647
    Amot Investments, Ltd.                                  349,678   2,089,836
    Arad, Ltd.                                                1,421      16,450
*   Arko Holdings, Ltd.                                     486,536     279,194
    Ashtrom Group, Ltd.                                       4,100      17,996
    Ashtrom Properties, Ltd.                                 11,190      64,012
*   AudioCodes, Ltd.(6415352)                                12,744      99,256
*   AudioCodes, Ltd.(M15342104)                               2,000      15,520
    Avgol Industries 1953, Ltd.                             191,668     235,842
*   Azorim-Investment Development & Construction Co.,
      Ltd.                                                  106,393     131,897
    Azrieli Group, Ltd.                                      45,197   2,459,963
    Bank Hapoalim BM                                      2,558,428  19,114,541
    Bank Leumi Le-Israel BM                               4,202,470  25,795,385
    Bayside Land Corp.                                        2,383   1,197,978
    Bezeq The Israeli Telecommunication Corp., Ltd.       1,878,121   3,095,581
    Big Shopping Centers, Ltd.                               16,127   1,091,550
#   Blue Square Real Estate, Ltd.                            12,033     494,766
*   Brack Capital Properties NV                               9,112   1,080,709
    Carasso Motors, Ltd.                                     14,590     122,011
*   Cellcom Israel, Ltd.(B23WQK8)                           271,460   2,527,731
*   Cellcom Israel, Ltd.(M2196U109)                          45,166     420,044
    Ceragon Networks, Ltd.                                   99,230     206,398
#*  Clal Biotechnology Industries, Ltd.                     107,037     108,884
*   Clal Insurance Enterprises Holdings, Ltd.               105,709   2,055,223
*   Compugen, Ltd.                                           16,989      50,718
    Danel Adir Yeoshua, Ltd.                                  1,592      93,946
    Delek Automotive Systems, Ltd.                          128,367     996,853
    Delek Group, Ltd.                                        10,301   1,810,906
#   Delta-Galil Industries, Ltd.                             49,019   1,734,130
#   Direct Insurance Financial Investments, Ltd.             67,188     878,637
    El Al Israel Airlines                                 1,912,217     788,079
    Elbit Systems, Ltd.(6308913)                             34,092   5,149,147
    Elbit Systems, Ltd.(2311614)                              2,033     304,523
#   Electra Consumer Products 1970, Ltd.                     55,704     963,747
    Electra, Ltd.                                             6,899   1,841,944
*   Elron Electronic Industries, Ltd.                         6,344      33,194
*   Energix-Renewable Energies, Ltd.                        304,877     299,415
*   Enlight Renewable Energy, Ltd.                          168,578      94,588
*   Equital, Ltd.                                               815      23,188
#*  Evogene, Ltd.                                            33,343     123,747
    First International Bank Of Israel, Ltd.                193,163   4,357,970
    FMS Enterprises Migun, Ltd.                              10,674     421,854
    Formula Systems 1985, Ltd.                               48,239   2,087,276
    Fox Wizel, Ltd.                                          35,583     728,455
    Frutarom Industries, Ltd.                                58,434   6,091,526
#*  Gilat Satellite Networks, Ltd.                           56,418     467,957
*   Hadera Paper, Ltd.                                        6,181     437,118
    Hamlet Israel-Canada, Ltd.                               15,118     387,521
    Harel Insurance Investments & Financial Services,
      Ltd.                                                  611,894   5,054,262
    Hilan, Ltd.                                              38,198     888,245
    IDI Insurance Co., Ltd.                                  16,735   1,209,597
*   Industrial Buildings Corp., Ltd.                        284,618     457,675

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    Inrom Construction Industries, Ltd.                     129,135 $   639,220
    Israel Chemicals, Ltd.                                  776,894   3,270,080
*   Israel Discount Bank, Ltd. Class A                    1,936,348   5,792,325
    Israel Land Development Co., Ltd. (The)                   7,214      82,476
*   Issta Lines, Ltd.                                         2,307      53,142
*   Jerusalem Oil Exploration                                51,730   3,206,665
#*  Kamada, Ltd.                                             38,092     211,420
*   Kenon Holdings, Ltd.                                     34,160   1,020,537
    Kerur Holdings, Ltd.                                     14,985     468,387
    Klil Industries, Ltd.                                     2,549     252,670
    Maabarot Products, Ltd.                                   1,704      21,869
    Magic Software Enterprises, Ltd.                         10,713      96,318
    Matrix IT, Ltd.                                         120,111   1,425,365
#   Maytronics, Ltd.                                        118,508     654,236
*   Mazor Robotics, Ltd.                                     29,389     965,724
#*  Mazor Robotics, Ltd. Sponsored ADR                        6,362     418,047
    Mega Or Holdings, Ltd.                                    8,901     139,506
    Meitav Dash Investments, Ltd.                            31,654     118,412
    Melisron, Ltd.                                           43,597   1,949,153
    Menora Mivtachim Holdings, Ltd.                         100,749   1,462,677
    Migdal Insurance & Financial Holding, Ltd.            1,678,948   2,014,782
    Minrav Holdings, Ltd.                                       262      33,760
    Mivtach Shamir Holdings, Ltd.                            14,882     331,232
    Mizrahi Tefahot Bank, Ltd.                              534,321  10,399,584
    Naphtha Israel Petroleum Corp., Ltd.                    184,286   1,241,501
#   Nawi Brothers, Ltd.                                      16,063      92,939
    Neto ME Holdings, Ltd.                                    3,858     353,742
#   Nice, Ltd. Sponsored ADR                                 61,655   5,616,770
*   Nova Measuring Instruments, Ltd.                         35,699     971,012
*   NR Spuntech Industries, Ltd.                              3,349      11,748
    Oil Refineries, Ltd.                                  7,195,328   3,407,901
    Palram Industries 1990, Ltd.                              2,476      15,780
*   Partner Communications Co., Ltd.                        502,126   2,843,618
*   Partner Communications Co., Ltd. ADR                     11,519      64,506
    Paz Oil Co., Ltd.                                        18,899   3,255,536
*   Phoenix Holdings, Ltd. (The)                            320,539   2,010,964
    Plasson Industries, Ltd.                                  8,386     472,493
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     21,022   1,232,317
*   Redhill Biopharma, Ltd. Sponsored ADR                     1,200       7,464
    Scope Metals Group, Ltd.                                 42,119   1,297,209
#   Shapir Engineering and Industry, Ltd.                   273,257   1,117,178
    Shikun & Binui, Ltd.                                  1,275,810   3,117,052
    Shufersal, Ltd.                                         430,891   3,102,006
    Strauss Group, Ltd.                                      89,247   2,011,858
    Summit Real Estate Holdings, Ltd.                        39,302     368,906
#*  Suny Cellular Communication, Ltd.                       305,699     204,761
#   Tadiran Holdings, Ltd.                                    9,112     305,785
    Teva Pharmaceutical Industries, Ltd.                        264       5,391
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR      515,734  10,526,131
#*  Tower Semiconductor, Ltd.(2898173)                      241,751   8,398,430
*   Tower Semiconductor, Ltd.(6320605)                       22,626     788,554

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ISRAEL -- (Continued)
#*  Union Bank of Israel                                    95,255 $    538,713
                                                                   ------------
TOTAL ISRAEL                                                        195,382,351
                                                                   ------------
ITALY -- (3.1%)
*   A.S. Roma SpA                                           90,856       66,756
    A2A SpA                                              8,335,362   16,018,741
    ACEA SpA                                               267,340    5,160,696
#*  Aeffe SpA                                              103,739      297,706
    Amplifon SpA                                           276,002    4,908,097
    Anima Holding SpA                                    1,076,743    9,033,988
*   Ansaldo STS SpA                                        190,254    2,881,004
*   Arnoldo Mondadori Editore SpA                          869,480    2,428,353
    Ascopiave SpA                                          325,085    1,432,705
#   Assicurazioni Generali SpA                           2,476,453   49,130,519
#   Astaldi SpA                                            270,013      922,264
#   Atlantia SpA                                           526,867   17,439,106
    Autogrill SpA                                          413,237    5,754,122
    Azimut Holding SpA                                     351,821    8,012,518
    B&C Speakers SpA                                         1,710       23,838
*   Banca Carige SpA                                       595,570        6,363
#   Banca Finnat Euramerica SpA                            202,150      110,435
    Banca Generali SpA                                     174,305    6,528,970
    Banca IFIS SpA                                         147,727    7,029,425
    Banca Mediolanum SpA                                   875,178    8,585,975
*   Banca Monte dei Paschi di Siena SpA                     20,323       95,384
    Banca Popolare di Sondrio SCPA                       1,380,726    5,577,185
#   Banca Profilo SpA                                    1,007,957      318,923
    Banca Sistema SpA                                      131,176      382,924
#*  Banco BPM SpA                                        7,020,644   26,723,355
    Banco di Desio e della Brianza SpA                      33,828       97,510
    BasicNet SpA                                            93,829      436,519
#   BE                                                     395,926      493,475
    Biesse SpA                                              74,766    4,201,887
#   BPER Banca                                           2,894,109   16,890,972
    Brembo SpA                                             527,940    8,526,431
    Brunello Cucinelli SpA                                  54,191    1,816,711
#   Buzzi Unicem SpA                                       319,162    9,370,973
    Cairo Communication SpA                                227,821    1,052,579
*   Carraro SpA                                            121,575      629,540
    Cembre SpA                                              12,342      359,175
    Cementir Holding SpA                                   227,374    2,134,376
    Cerved Information Solutions SpA                       375,891    5,301,118
    CIR-Compagnie Industriali Riunite SpA                1,651,584    2,395,592
    CNH Industrial NV                                    1,464,786   21,659,334
    Credito Emiliano SpA                                   314,074    3,036,287
#*  Credito Valtellinese SpA                                46,068      614,291
*   d'Amico International Shipping SA                      587,437      190,056
    Danieli & C Officine Meccaniche SpA                     47,932    1,369,611
#   Datalogic SpA                                           44,804    1,785,282
#   Davide Campari-Milano SpA                            1,408,398   11,218,073
    De' Longhi SpA                                          96,070    3,231,915
    DeA Capital SpA                                        502,906      914,901

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
ITALY -- (Continued)
    DiaSorin SpA                                             55,811 $ 5,399,118
    Digital Bros SpA                                          6,293      85,195
    Ei Towers SpA                                            80,402   4,912,951
    El.En. SpA                                               27,770   1,020,286
*   Elica SpA                                                93,876     280,056
    Emak SpA                                                 71,516     135,195
    Enav SpA                                                 43,605     228,216
    Enel SpA                                              6,230,059  39,606,937
    Eni SpA                                               2,250,866  40,520,562
#   Eni SpA Sponsored ADR                                   214,005   7,751,261
    ePrice SpA                                               21,483      73,029
    ERG SpA                                                 312,740   6,481,170
#   Esprinet SpA                                            121,999     669,505
#*  Eurotech SpA                                             93,990     156,332
*   Exprivia SpA                                             87,516     169,230
    Falck Renewables SpA                                    830,810   2,086,185
    Ferrari NV(BD6G507)                                     159,399  19,017,649
    Ferrari NV(BZ1GMK5)                                         890     106,355
    Fiat Chrysler Automobiles NV(BRJFWP3)                 2,878,006  69,557,508
    Fiat Chrysler Automobiles NV(N31738102)                 429,750  10,387,058
    Fila SpA                                                 25,826     657,582
*   Fincantieri SpA                                       1,323,410   2,366,429
    FinecoBank Banca Fineco SpA                           1,106,187  13,753,355
    FNM SpA                                                 498,457     457,722
*   GEDI Gruppo Editoriale SpA                              670,978     531,753
    Gefran SpA                                               13,587     178,912
#   Geox SpA                                                272,993     931,225
    Gruppo MutuiOnline SpA                                   50,477     978,022
    Hera SpA                                              2,997,339  10,955,183
*   IMMSI SpA                                             1,354,153   1,264,995
    Industria Macchine Automatiche SpA                       39,756   3,478,952
    Infrastrutture Wireless Italiane SpA                    163,803   1,183,797
#*  Intek Group SpA                                       1,101,521     416,718
    Interpump Group SpA                                     276,527   9,969,373
    Intesa Sanpaolo SpA                                  11,584,904  45,518,664
    Iren SpA                                              1,734,278   5,611,704
#   Italgas SpA                                           1,417,890   8,760,627
    Italmobiliare SpA                                        20,329     620,956
#*  Juventus Football Club SpA                            1,627,536   1,649,161
    La Doria SpA                                             68,108   1,299,616
#   Leonardo SpA                                          1,363,717  16,459,553
    Luxottica Group SpA                                      70,933   4,560,905
#   Maire Tecnimont SpA                                     640,863   3,339,770
#   MARR SpA                                                 83,689   2,314,915
    Massimo Zanetti Beverage Group SpA                       10,361      98,162
#*  Mediaset SpA                                          3,331,187  13,259,162
    Mediobanca Banca di Credito Finanziario SpA           1,490,023  18,121,454
    Moncler SpA                                             405,928  13,377,456
    Mondo TV SpA                                            107,940     812,928
#   Nice SpA                                                 38,101     170,126
*   Openjobmetis SpA agenzia per il lavoro                    3,298      55,302
    OVS SpA                                                 220,362   1,632,271
    Panariagroup Industrie Ceramiche SpA                     65,947     464,222

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Parmalat SpA                                           940,062 $  3,649,648
    Piaggio & C SpA                                      1,542,347    4,660,268
    Poste Italiane SpA                                     820,030    6,785,967
#*  Prelios SpA                                            159,284       22,853
    Prima Industrie SpA                                     27,916    1,286,197
    Prysmian SpA                                           498,067   17,521,222
    RAI Way SpA                                             15,332       94,175
#   Recordati SpA                                          216,541    9,860,925
    Reno de Medici SpA                                     569,899      456,879
    Reply SpA                                               39,776    2,583,937
*   Retelit SpA                                            263,351      592,218
*   Rizzoli Corriere Della Sera Mediagroup SpA             163,282      242,574
    Sabaf SpA                                               33,323      816,578
    SAES Getters SpA                                        49,829    1,589,627
#*  Safilo Group SpA                                       175,798    1,037,767
#*  Saipem SpA                                           2,878,746   13,505,315
    Salini Impregilo SpA                                 1,203,864    4,846,700
#   Salvatore Ferragamo SpA                                162,850    4,587,403
    Saras SpA                                            3,513,532    7,675,552
    Servizi Italia SpA                                      38,970      306,702
    Sesa SpA                                                14,666      488,151
*   Snaitech SpA                                           412,090      794,478
    Snam SpA                                             2,165,749   10,534,756
    Societa Cattolica di Assicurazioni SC                  879,791   10,945,968
    Societa Iniziative Autostradali e Servizi SpA          337,036    6,346,891
*   Sogefi SpA                                             349,256    1,745,450
    SOL SpA                                                 72,405      926,403
    Tamburi Investment Partners SpA                        122,206      934,796
    Technogym SpA                                           48,404      530,152
#*  Telecom Italia SpA                                  31,253,289   28,123,905
*   Telecom Italia SpA Sponsored ADR                       331,845    3,006,516
#   Tenaris SA                                             252,753    4,414,993
#   Tenaris SA ADR                                          10,207      357,245
#   Terna Rete Elettrica Nazionale SpA                   2,136,046   12,867,987
#*  Tiscali SpA                                          6,190,063      281,104
#   Tod's SpA                                               57,604    4,340,648
#*  Trevi Finanziaria Industriale SpA                      461,725      257,624
#   TXT e-solutions SpA                                     11,789      143,508
*   UniCredit SpA                                        1,740,322   38,369,903
#   Unione di Banche Italiane SpA                        7,005,503   36,311,867
#   Unipol Gruppo SpA                                    2,679,664   14,782,059
    UnipolSai Assicurazioni SpA                          4,275,420   11,053,950
    Vittoria Assicurazioni SpA                             112,617    1,821,589
#*  Yoox Net-A-Porter Group SpA                             67,557    3,173,140
    Zignago Vetro SpA                                       79,200      799,384
                                                                   ------------
TOTAL ITALY                                                         945,965,704
                                                                   ------------
JAPAN -- (23.2%)
    77 Bank, Ltd. (The)                                    355,274    9,324,468
    A&A Material Corp.                                       8,400      107,165
    A&D Co., Ltd.                                           80,000      586,808
    ABC-Mart, Inc.                                          70,800    4,607,044

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Abist Co., Ltd.                                           5,200 $   241,941
*   Access Co., Ltd.                                         85,300     882,119
#   Accretive Co., Ltd.                                      49,800     171,927
    Achilles Corp.                                           66,600   1,416,743
#*  Acom Co., Ltd.                                          108,700     475,591
#   AD Works Co., Ltd.                                      835,300     344,787
    Ad-sol Nissin Corp.                                       9,600     122,713
    Adastria Co., Ltd.                                      149,000   3,183,489
    ADEKA Corp.                                             346,500   6,152,491
#   Adtec Plasma Technology Co., Ltd.                        12,300     239,225
#   Advan Co., Ltd.                                          72,400     718,316
#   Advanex, Inc.                                             7,300     265,668
#   Advantage Risk Management Co., Ltd.                      15,500     162,955
#   Advantest Corp.                                          43,700     933,927
#   Adventure, Inc.                                           2,100     284,624
    Aeon Co., Ltd.                                        1,682,969  28,732,014
    Aeon Delight Co., Ltd.                                   97,900   3,579,565
    Aeon Fantasy Co., Ltd.                                   39,600   1,993,402
    AEON Financial Service Co., Ltd.                        307,600   7,695,551
#   Aeon Hokkaido Corp.                                     104,400     805,424
    Aeon Mall Co., Ltd.                                     182,620   4,024,073
#   Aeria, Inc.                                              36,900     693,593
    AFC-HD AMS Life Science Co., Ltd.                         1,900      16,819
#*  AGORA Hospitality Group Co., Ltd.                        41,000      14,645
#   Agro-Kanesho Co., Ltd.                                   31,200     664,909
    AGS Corp.                                                 2,800      22,529
    Ahresty Corp.                                            87,000     737,458
    Ai Holdings Corp.                                        94,400   2,525,811
    Aica Kogyo Co., Ltd.                                    138,400   5,364,063
    Aichi Bank, Ltd. (The)                                   39,900   2,040,182
    Aichi Corp.                                             158,100   1,163,201
    Aichi Steel Corp.                                        55,100   2,267,621
#   Aichi Tokei Denki Co., Ltd.                               9,700     396,313
    Aida Engineering, Ltd.                                  166,500   2,348,578
#*  Aigan Co., Ltd.                                          60,000     304,596
#   Ain Holdings, Inc.                                       94,100   5,760,615
    Aiphone Co., Ltd.                                        31,200     570,207
    Air Water, Inc.                                         729,700  15,658,487
    Airport Facilities Co., Ltd.                            102,000     621,611
    Airtech Japan, Ltd.                                       6,400      54,865
    Aisan Industry Co., Ltd.                                196,500   2,372,008
    Aisin Seiki Co., Ltd.                                   389,782  22,814,560
    AIT Corp.                                                13,100     150,955
    Aizawa Securities Co., Ltd.                             140,500     980,125
    Ajinomoto Co., Inc.                                     681,800  12,969,112
    Ajis Co., Ltd.                                           15,200     429,031
    Akatsuki Corp.                                           51,600     274,928
#*  Akatsuki, Inc.                                           10,000     610,019
#*  Akebono Brake Industry Co., Ltd.                        586,930   1,730,609
    Akita Bank, Ltd. (The)                                   81,700   2,313,901
    Albis Co., Ltd.                                          14,700     498,285
#   Alconix Corp.                                           114,200   2,638,908
    Alfresa Holdings Corp.                                  266,900   6,496,319

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Alinco, Inc.                                             62,600 $   731,263
*   Allied Telesis Holdings KK                              145,800     156,676
    Alpen Co., Ltd.                                          84,300   1,951,284
    Alpha Corp.                                              33,700     677,476
    Alpha Systems, Inc.                                      20,120     466,177
    Alpine Electronics, Inc.                                197,800   4,487,115
#   Alps Electric Co., Ltd.                                 275,800   7,969,952
    Alps Logistics Co., Ltd.                                 27,200     247,047
#   Altech Corp.                                             38,400     779,256
    Amada Holdings Co., Ltd.                                389,900   5,799,595
    Amano Corp.                                             205,600   5,587,721
    Amiyaki Tei Co., Ltd.                                    19,900     961,035
    Amuse, Inc.                                              56,800   1,752,602
    ANA Holdings, Inc.                                       55,100   2,247,807
    Anest Iwata Corp.                                        85,400     998,452
    Anicom Holdings, Inc.                                    34,800   1,079,929
    Anritsu Corp.                                           167,500   2,156,834
    Aohata Corp.                                              2,600      61,448
    AOI Electronic Co., Ltd.                                 10,000     524,334
    AOI TYO Holdings, Inc.                                   47,310     604,185
    AOKI Holdings, Inc.                                     187,200   2,838,920
    Aomori Bank, Ltd. (The)                                  73,700   2,435,835
    Aoyama Trading Co., Ltd.                                206,800   8,143,820
    Aoyama Zaisan Networks Co., Ltd.                         24,800     381,318
    Aozora Bank, Ltd.                                       164,300   6,673,432
#   Apaman Co., Ltd.                                         33,700     270,637
*   Apic Yamada Corp.                                        31,300     183,659
    Arakawa Chemical Industries, Ltd.                        79,200   1,624,017
    Arata Corp.                                              26,300   1,362,354
#   Araya Industrial Co., Ltd.                               15,300     389,692
    Arcland Sakamoto Co., Ltd.                              105,800   1,825,384
    Arcland Service Holdings Co., Ltd.                       40,000     906,675
    Arcs Co., Ltd.                                          129,973   3,019,209
#   Ardepro Co., Ltd.                                       394,000     304,720
    Arealink Co., Ltd.                                       10,800     237,596
    Argo Graphics, Inc.                                      14,300     487,575
#   Ariake Japan Co., Ltd.                                   25,200   2,190,062
    Arisawa Manufacturing Co., Ltd.                         147,500   1,563,052
#*  Arrk Corp.                                              246,100     307,712
    Artnature, Inc.                                          84,800     604,981
    ArtSpark Holdings, Inc.                                  16,100     214,750
    As One Corp.                                             20,290   1,307,946
    Asahi Broadcasting Corp.                                 26,400     215,801
#   Asahi Co., Ltd.                                          81,100   1,037,094
    Asahi Diamond Industrial Co., Ltd.                      203,700   2,516,332
    Asahi Glass Co., Ltd.                                   640,700  28,213,481
    Asahi Group Holdings, Ltd.                              163,300   8,250,321
    Asahi Holdings, Inc.                                     73,700   1,463,233
    Asahi Intecc Co., Ltd.                                  143,400   5,508,992
    Asahi Kasei Corp.                                     2,623,000  34,413,729
    Asahi Kogyosha Co., Ltd.                                 16,600     510,947
#   Asahi Net, Inc.                                          19,500      95,654
    Asahi Yukizai Corp.                                      63,000   1,176,416

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Asante, Inc.                                             12,600 $   206,716
    Asanuma Corp.                                           351,000   1,256,109
    Asax Co., Ltd.                                            2,200      39,139
#*  Ascot Corp.                                              10,700      35,510
    Ashimori Industry Co., Ltd.                              22,700     601,128
    Asia Pile Holdings Corp.                                128,900     841,544
#   Asics Corp.                                             482,700   7,969,634
    ASKA Pharmaceutical Co., Ltd.                            70,000   1,356,814
#   ASKUL Corp.                                              67,600   2,259,919
*   Asrapport Dining Co., Ltd.                                4,300      19,292
    Astellas Pharma, Inc.                                   838,500  11,027,288
    Asti Corp.                                               13,699     616,483
#   Asukanet Co., Ltd.                                       23,800     352,008
    Asunaro Aoki Construction Co., Ltd.                      68,000     619,673
#   Ateam, Inc.                                              31,700     797,404
    Atom Corp.                                              214,600   1,888,160
#*  Atrae, Inc.                                               2,600     264,325
    Atsugi Co., Ltd.                                        102,600   1,176,255
    Autobacs Seven Co., Ltd.                                184,600   3,695,643
#   Aval Data Corp.                                           4,900     121,846
    Avex, Inc.                                              158,400   2,366,138
    Awa Bank, Ltd. (The)                                    772,000   4,922,728
    Axell Corp.                                              30,600     244,482
    Axial Retailing, Inc.                                    61,100   2,503,833
    Azbil Corp.                                             130,700   6,091,630
    Bandai Namco Holdings, Inc.                             219,800   7,193,055
    Bando Chemical Industries, Ltd.                         148,600   1,762,686
    Bank of Iwate, Ltd. (The)                                78,900   3,228,532
    Bank of Kochi, Ltd. (The)                                12,500     157,638
    Bank of Kyoto, Ltd. (The)                               160,399   9,037,454
#   Bank of Nagoya, Ltd. (The)                               81,399   3,138,054
    Bank of Okinawa, Ltd. (The)                              97,240   3,924,461
    Bank of Saga, Ltd. (The)                                 68,100   1,587,193
    Bank of the Ryukyus, Ltd.                               102,300   1,596,791
#   Baroque Japan, Ltd.                                      11,200     102,608
    BayCurrent Consulting, Inc.                              11,800     374,260
    Beenos, Inc.                                              9,900     170,942
    Belc Co., Ltd.                                           49,538   2,855,642
    Bell System24 Holdings, Inc.                            148,400   2,140,844
    Belluna Co., Ltd.                                       195,500   2,406,680
    Benefit One, Inc.                                        96,000   2,425,683
    Benesse Holdings, Inc.                                  147,200   5,546,557
#*  Bengo4.com, Inc.                                          6,400     100,046
#   Bic Camera, Inc.                                        423,300   6,531,000
    BML, Inc.                                               128,700   3,471,327
#   Bookoff Corp.                                            37,300     284,554
    Bourbon Corp.                                               400      11,893
    BP Castrol K.K.                                          22,200     420,243
    Br Holdings Corp.                                         9,700      45,206
    Bridgestone Corp.                                       891,500  43,510,561
#   Broadband Tower, Inc.                                   221,500     406,845
    Broadleaf Co., Ltd.                                     151,800   1,557,636
*   Broadmedia Corp.                                        121,300      90,360

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    BRONCO BILLY Co., Ltd.                                   20,700 $   665,049
    Brother Industries, Ltd.                                659,600  16,944,388
    Bunka Shutter Co., Ltd.                                 220,600   2,037,292
    C Uyemura & Co., Ltd.                                     3,700     291,343
    C'BON COSMETICS Co., Ltd.                                 2,100      73,636
    CAC Holdings Corp.                                       62,200     610,482
#   Calbee, Inc.                                             70,800   2,501,491
    Can Do Co., Ltd.                                         50,100     808,096
    Canare Electric Co., Ltd.                                 1,300      28,978
    Canon Electronics, Inc.                                  76,900   2,003,373
    Canon Marketing Japan, Inc.                             134,500   3,704,034
    Canon, Inc.                                             470,934  18,790,254
#   Canon, Inc. Sponsored ADR                                57,577   2,315,747
#   Capcom Co., Ltd.                                        214,000   8,186,383
    Career Co., Ltd.                                          1,200      42,745
    Career Design Center Co., Ltd.                           10,900     235,080
#   Carlit Holdings Co., Ltd.                                73,900     864,759
    Casio Computer Co., Ltd.                                472,600   7,196,674
    Cawachi, Ltd.                                            54,400   1,325,120
    CCS, Inc.                                                 1,900      77,353
    CDS Co., Ltd.                                             1,300      15,896
    Central Automotive Products, Ltd.                         5,100      81,814
    Central Glass Co., Ltd.                                 165,000   3,693,107
    Central Japan Railway Co.                                38,500   7,313,480
#   Central Security Patrols Co., Ltd.                       26,500     641,836
    Central Sports Co., Ltd.                                 30,600   1,162,692
    Ceres, Inc.                                               7,900     133,689
*   Change, Inc.                                              1,700     129,856
    Chiba Bank, Ltd. (The)                                1,127,000   9,811,314
    Chiba Kogyo Bank, Ltd. (The)                            240,200   1,186,262
    Chilled & Frozen Logistics Holdings Co., Ltd.             5,500      81,343
    CHIMNEY Co., Ltd.                                        10,000     265,471
    Chino Corp.                                              25,100     388,968
#   Chiyoda Co., Ltd.                                        52,400   1,300,308
#   Chiyoda Corp.                                           571,000   5,431,608
    Chiyoda Integre Co., Ltd.                                43,000   1,030,564
#   Chofu Seisakusho Co., Ltd.                              103,400   2,415,979
    Chori Co., Ltd.                                          36,900     664,247
    Choushimaru Co., Ltd.                                     1,000      45,385
    Chubu Electric Power Co., Inc.                          389,700   4,910,988
    Chubu Shiryo Co., Ltd.                                   94,600   2,039,169
    Chudenko Corp.                                          149,500   4,338,484
    Chuetsu Pulp & Paper Co., Ltd.                           34,400     632,712
*   Chugai Mining Co., Ltd.                                 259,700      64,189
    Chugai Pharmaceutical Co., Ltd.                          20,800   1,099,325
    Chugai Ro Co., Ltd.                                      24,200     601,704
    Chugoku Bank, Ltd. (The)                                458,500   6,043,703
#   Chugoku Electric Power Co., Inc. (The)                  411,500   4,558,519
    Chugoku Marine Paints, Ltd.                             270,800   2,361,511
    Chukyo Bank, Ltd. (The)                                  49,600   1,055,482
    Chuo Gyorui Co., Ltd.                                     3,800      98,566
    Chuo Spring Co., Ltd.                                     6,000     203,662
    CI Takiron Corp.                                        166,100   1,197,033

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Ci:z Holdings Co., Ltd.                                  82,500 $ 4,400,372
#   Citizen Watch Co., Ltd.                               1,165,850   8,957,634
    CK-San-Etsu Co., Ltd.                                     2,100      90,401
    CKD Corp.                                               163,600   4,441,552
    Clarion Co., Ltd.                                       640,000   2,352,839
    Cleanup Corp.                                            80,500     642,279
#   CMIC Holdings Co., Ltd.                                  65,200   1,247,888
    CMK Corp.                                               228,800   2,248,793
    Coca-Cola Bottlers Japan Holdings, Inc.                 158,052   5,599,180
    Coco's Japan Co., Ltd.                                    6,200     128,641
    Cocokara fine, Inc.                                      59,820   3,583,070
#   COLOPL, Inc.                                            286,300   2,506,901
#   Colowide Co., Ltd.                                      163,200   3,282,451
#   Computer Engineering & Consulting, Ltd.                  49,200   1,438,696
    Computer Institute of Japan, Ltd.                        15,800     103,347
    COMSYS Holdings Corp.                                   232,000   6,488,783
    Comture Corp.                                            25,200     826,525
    Concordia Financial Group, Ltd.                       2,150,287  13,111,843
    CONEXIO Corp.                                            70,100   1,558,070
    Core Corp.                                                4,700      61,147
    Corona Corp.                                             61,800     781,971
    Cosel Co., Ltd.                                          38,700     654,750
    Cosmo Energy Holdings Co., Ltd.                         334,000  13,150,097
    Cosmos Initia Co., Ltd.                                  43,900     379,113
    Cosmos Pharmaceutical Corp.                              10,600   1,895,428
#   CRE, Inc.                                                25,400     384,487
#   Create Medic Co., Ltd.                                   10,800     126,053
#   Create Restaurants Holdings, Inc.                       122,400   1,357,131
    Create SD Holdings Co., Ltd.                             80,000   1,946,841
    Credit Saison Co., Ltd.                                 436,300   7,971,285
#   Creek & River Co., Ltd.                                  28,000     280,824
    Cresco, Ltd.                                             34,200   1,369,784
#   CROOZ, Inc.                                              18,400     449,564
#   Cross Plus, Inc.                                          1,300      13,492
    CTI Engineering Co., Ltd.                                51,000     566,162
    CTS Co., Ltd.                                            35,800     288,940
    Cube System, Inc.                                         4,200      32,145
#   CyberAgent, Inc.                                        201,500   8,762,371
#*  CYBERDYNE, Inc.                                          19,300     334,502
    Cybernet Systems Co., Ltd.                               47,600     318,946
*   Cyberstep, Inc.                                          11,300     401,598
    Cybozu, Inc.                                             25,200     135,518
    D.A. Consortium Holdings, Inc.                           85,400   1,881,694
    Dai Nippon Printing Co., Ltd.                           427,300   9,555,030
    Dai Nippon Toryo Co., Ltd.                              121,700   1,944,730
    Dai-Dan Co., Ltd.                                        54,400   1,338,055
    Dai-ichi Life Holdings, Inc.                            901,600  19,012,566
    Dai-ichi Seiko Co., Ltd.                                 38,200   1,077,808
    Daibiru Corp.                                           231,600   2,928,493
    Daicel Corp.                                          1,009,900  12,280,447
    Daido Kogyo Co., Ltd.                                    30,700     517,870
    Daido Metal Co., Ltd.                                   171,500   1,796,871
    Daido Steel Co., Ltd.                                   145,000   8,577,026

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Daidoh, Ltd.                                             84,100 $   359,222
    Daifuku Co., Ltd.                                       164,600  11,082,625
#   Daihatsu Diesel Manufacturing Co., Ltd.                  56,800     422,923
    Daihen Corp.                                            349,000   3,333,961
    Daiho Corp.                                             474,000   2,484,555
    Daiichi Jitsugyo Co., Ltd.                               40,600   1,237,323
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                  113,200   1,530,100
    Daiichi Sankyo Co., Ltd.                                230,300   7,732,037
    Daiichikosho Co., Ltd.                                  114,500   6,254,486
    Daiken Corp.                                             66,700   1,750,858
#   Daiken Medical Co., Ltd.                                 40,200     291,796
    Daiki Aluminium Industry Co., Ltd.                      145,600   1,193,114
    Daiki Axis Co., Ltd.                                     10,700     149,607
    Daikin Industries, Ltd.                                  64,900   7,830,884
    Daiko Denshi Tsushin, Ltd.                                2,000      23,905
#   Daikoku Denki Co., Ltd.                                  45,900     747,738
    Daikokutenbussan Co., Ltd.                               32,400   1,507,528
    Daikyo, Inc.                                            162,839   3,451,839
    Daikyonishikawa Corp.                                   221,900   3,625,117
    Dainichi Co., Ltd.                                       24,000     187,601
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                   60,000   2,948,654
#   Daio Paper Corp.                                        399,800   5,469,987
    Daiohs Corp.                                              1,000      12,879
    Daisan Bank, Ltd. (The)                                  58,600     923,678
    Daiseki Co., Ltd.                                        70,325   2,110,815
#   Daiseki Eco. Solution Co., Ltd.                          14,600     167,673
    Daishi Bank, Ltd. (The)                                 128,100   6,080,655
    Daishinku Corp.                                          36,400     563,373
    Daisue Construction Co., Ltd.                            33,600     347,032
    Daisyo Corp.                                             23,700     374,061
    Daito Bank, Ltd. (The)                                   28,200     407,875
    Daito Chemix Corp.                                        5,900      41,013
    Daito Pharmaceutical Co., Ltd.                           60,600   2,034,706
    Daito Trust Construction Co., Ltd.                       46,800   8,202,350
    Daitron Co., Ltd.                                        23,400     512,075
    Daiwa House Industry Co., Ltd.                          345,600  13,688,719
    Daiwa Industries, Ltd.                                  147,200   1,766,979
    Daiwa Securities Group, Inc.                          2,632,000  18,946,538
    Daiwabo Holdings Co., Ltd.                              102,200   4,555,941
    Daiyu Lic Holdings Co., Ltd.                              9,800     131,322
#   DCM Holdings Co., Ltd.                                  473,880   4,696,081
    DD Holdings Co., Ltd.                                    10,900     409,243
    Dear Life Co., Ltd.                                      42,400     260,844
    Delica Foods Holdings Co., Ltd.                           2,200      30,285
    Dena Co., Ltd.                                          262,700   5,705,557
    Denka Co., Ltd.                                         406,100  16,231,211
    Denki Kogyo Co., Ltd.                                    51,700   1,467,815
    Densan System Co., Ltd.                                  13,500     254,977
    Denso Corp.                                             266,300  16,741,159
#   Dentsu, Inc.                                            338,200  15,174,838
    Denyo Co., Ltd.                                          65,000   1,096,341
    Descente, Ltd.                                          129,200   2,355,017
#   Designone Japan, Inc.                                     3,500      40,801

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Dexerials Corp.                                         270,400 $ 3,771,349
    DIC Corp.                                               427,000  16,897,065
    Digital Arts, Inc.                                       31,300   1,164,550
    Digital Information Technologies Corp.                    2,800      88,587
    Dip Corp.                                               104,200   3,326,736
    Disco Corp.                                              34,600   8,159,956
    DKS Co., Ltd.                                           222,000   1,814,656
    DMG Mori Co., Ltd.                                      556,300  12,738,315
    DMW Corp.                                                   900      18,092
    Don Quijote Holdings Co., Ltd.                          102,400   5,673,582
    Doshisha Co., Ltd.                                       63,300   1,487,838
    Double Standard, Inc.                                     2,100     160,394
    Doutor Nichires Holdings Co., Ltd.                      101,623   2,414,152
    Dowa Holdings Co., Ltd.                                 239,300   9,974,293
*   Drecom Co., Ltd.                                         27,800     320,396
    DSB Co., Ltd.                                            44,800     302,040
    DTS Corp.                                               101,200   3,702,784
    Duskin Co., Ltd.                                        170,300   4,424,537
    Dvx, Inc.                                                24,700     306,064
    DyDo Group Holdings, Inc.                                38,300   2,191,771
    Dynic Corp.                                               7,899      82,578
    E-Guardian, Inc.                                         21,000     528,416
    Eagle Industry Co., Ltd.                                155,900   3,095,606
#   Earth Chemical Co., Ltd.                                 40,400   2,109,921
    East Japan Railway Co.                                   87,400   8,723,807
    Ebara Corp.                                             288,400  11,838,363
    Ebara Jitsugyo Co., Ltd.                                 23,100     403,582
#   Eco's Co., Ltd.                                          38,300     448,531
#   EDION Corp.                                             331,600   4,241,771
    EF-ON, Inc.                                              68,900     833,819
    eGuarantee, Inc.                                         17,400     624,957
#   Ehime Bank, Ltd. (The)                                  142,998   1,802,140
    Eidai Co., Ltd.                                          63,000     333,279
    Eighteenth Bank, Ltd. (The)                             457,000   1,248,439
    Eiken Chemical Co., Ltd.                                 40,800   1,810,253
    Eisai Co., Ltd.                                           9,200     523,581
    Eizo Corp.                                               56,000   2,637,679
#   Elan Corp.                                               10,200     147,073
#   Elecom Co., Ltd.                                         57,000   1,361,427
    Electric Power Development Co., Ltd.                     78,400   2,234,853
    Elematec Corp.                                           26,303     643,978
    EM Systems Co., Ltd.                                     29,600     660,582
    en-japan, Inc.                                           79,500   4,258,142
    Endo Lighting Corp.                                      58,200     727,845
#*  Eneres Co., Ltd.                                         69,200     391,727
#*  Enigmo, Inc.                                             30,900     348,955
    Enomoto Co., Ltd.                                         4,300      77,532
    Enplas Corp.                                             31,500   1,187,709
#*  Enshu, Ltd.                                             100,000     187,673
    Ensuiko Sugar Refining Co., Ltd.                         11,600      28,626
    EPCO Co., Ltd.                                            3,000      49,842
    EPS Holdings, Inc.                                      147,000   3,572,931
#   eRex Co., Ltd.                                          128,400   1,270,397

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   ES-Con Japan, Ltd.                                      223,600 $ 1,495,605
    ESCRIT, Inc.                                             43,700     434,151
#*  Escrow Agent Japan Co., Ltd.                             61,100     280,358
    ESPEC Corp.                                              80,500   2,262,294
#   Evolable Asia Corp.                                      14,000     309,739
    Excel Co., Ltd.                                          31,900     784,326
    Exedy Corp.                                             155,700   5,465,781
    Ezaki Glico Co., Ltd.                                    53,800   2,745,393
    F-Tech, Inc.                                             68,100   1,041,342
    F@N Communications, Inc.                                123,100     999,150
    Faith, Inc.                                              15,480     187,492
    Falco Holdings Co., Ltd.                                 27,500     444,204
    FamilyMart UNY Holdings Co., Ltd.                       191,712  12,893,517
    FANUC Corp.                                              21,700   5,889,779
    Fast Retailing Co., Ltd.                                 15,700   7,027,056
    FCC Co., Ltd.                                           178,500   4,800,261
#*  FDK Corp.                                               232,000     539,712
    Feed One Co., Ltd.                                      688,740   1,618,593
*   Felissimo Corp.                                           1,200      14,513
    Fenwal Controls of Japan, Ltd.                            3,500      55,421
    Ferrotec Holdings Corp.                                 210,800   5,530,823
#*  FFRI, Inc.                                               10,600     406,435
    FIDEA Holdings Co., Ltd.                                905,400   1,665,705
    Fields Corp.                                             73,800     816,421
    Financial Products Group Co., Ltd.                      208,300   3,183,767
#   FINDEX, Inc.                                             42,400     312,222
#*  First Baking Co., Ltd.                                    1,200      13,234
    First Brothers Co., Ltd.                                 10,000     144,074
    First Juken Co., Ltd.                                    21,300     345,286
#   First-corp, Inc.                                         14,500     216,755
#*  FIRSTLOGIC, Inc.                                          1,400      12,768
#   Fixstars Corp.                                            8,900     524,106
    FJ Next Co., Ltd.                                        82,100     722,753
#*  Flight Holdings, Inc.                                    30,600     232,461
    Foster Electric Co., Ltd.                                94,800   2,807,754
    FP Corp.                                                100,200   5,293,719
    France Bed Holdings Co., Ltd.                            68,600     655,005
#*  FreakOut Holdings, Inc.                                   5,500     139,941
#   Freebit Co., Ltd.                                        75,600     749,204
#   Freund Corp.                                             46,800     508,493
    FTGroup Co., Ltd.                                        48,500     450,104
    Fudo Tetra Corp.                                        892,700   1,524,397
    Fuji Co., Ltd.                                           62,400   1,318,287
#   Fuji Corp.                                               19,300     456,018
    Fuji Corp., Ltd.                                        107,500     848,259
    Fuji Die Co., Ltd.                                       18,200     193,028
    Fuji Electric Co., Ltd.                               1,946,000  16,066,445
    Fuji Furukawa Engineering & Construction Co., Ltd.       10,000      35,696
    Fuji Kosan Co., Ltd.                                     11,000      67,283
    Fuji Kyuko Co., Ltd.                                     58,300   1,728,168
#   Fuji Machine Manufacturing Co., Ltd.                    203,000   4,295,283
    Fuji Media Holdings, Inc.                               119,300   1,960,100
    Fuji Oil Co., Ltd.                                      309,300   1,616,622

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Fuji Oil Holdings, Inc.                                 267,000 $ 8,147,412
    Fuji Pharma Co., Ltd.                                    24,200     910,619
    Fuji Seal International, Inc.                           190,100   6,613,104
    Fuji Soft, Inc.                                          74,400   2,561,880
    Fujibo Holdings, Inc.                                    56,200   2,092,705
    Fujicco Co., Ltd.                                        80,500   1,730,650
    FUJIFILM Holdings Corp.                                 222,375   8,571,873
    Fujikura Kasei Co., Ltd.                                100,800     645,803
    Fujikura Rubber, Ltd.                                    99,500     836,287
    Fujikura, Ltd.                                        1,365,700  13,427,600
    Fujimi, Inc.                                             56,800   1,360,555
    Fujimori Kogyo Co., Ltd.                                 79,400   2,854,521
    Fujio Food System Co., Ltd.                               9,300     172,988
#   Fujisash Co., Ltd.                                      461,100     431,135
    Fujishoji Co., Ltd.                                      32,600     374,435
#   Fujita Kanko, Inc.                                       40,699   1,282,332
    Fujitec Co., Ltd.                                       190,500   2,628,806
    Fujitsu Frontech, Ltd.                                   63,400   1,082,982
    Fujitsu General, Ltd.                                   257,800   5,102,994
    Fujitsu, Ltd.                                         3,467,292  25,601,113
    Fujiya Co., Ltd.                                         27,800     649,948
    FuKoKu Co., Ltd.                                         33,000     332,319
    Fukuda Corp.                                             21,100   1,269,925
    Fukuda Denshi Co., Ltd.                                   5,300     402,662
    Fukui Bank, Ltd. (The)                                   88,800   2,163,323
#   Fukui Computer Holdings, Inc.                            19,400     549,648
    Fukuoka Financial Group, Inc.                         1,406,600   8,184,764
    Fukushima Bank, Ltd. (The)                              118,700     960,559
    Fukushima Industries Corp.                               62,900   2,830,812
    Fukuyama Transporting Co., Ltd.                         123,200   4,757,496
#*  Full Speed, Inc.                                         16,500     144,618
    FULLCAST Holdings Co., Ltd.                              59,000   1,393,237
#   Fumakilla, Ltd.                                          21,001     469,672
#   Funai Electric Co., Ltd.                                119,600     909,930
    Funai Soken Holdings, Inc.                               84,120   2,000,295
#   Furukawa Battery Co., Ltd. (The)                         78,000     803,541
    Furukawa Co., Ltd.                                      111,400   2,538,058
    Furukawa Electric Co., Ltd.                             272,990  15,006,420
    Furuno Electric Co., Ltd.                               116,900     881,022
    Furusato Industries, Ltd.                                29,600     499,101
    Furuya Metal Co., Ltd.                                    3,800     197,292
#   Furyu Corp.                                              57,900     592,369
    Fuso Chemical Co., Ltd.                                  71,600   2,061,923
    Fuso Pharmaceutical Industries, Ltd.                     31,099     808,661
    Futaba Corp.                                            180,100   4,015,395
    Futaba Industrial Co., Ltd.                             341,300   3,277,368
    Future Corp.                                             99,500   1,077,219
    Fuyo General Lease Co., Ltd.                             88,800   6,531,366
    G-7 Holdings, Inc.                                       34,700     784,143
    G-Tekt Corp.                                             96,100   1,961,802
    Gakken Holdings Co., Ltd.                                18,300   1,048,402
    Gakkyusha Co., Ltd.                                      14,300     219,524
    GCA Corp.                                                40,000     418,554

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Gecoss Corp.                                             65,300 $   744,582
    Genki Sushi Co., Ltd.                                    11,200     344,471
#*  Genky DrugStores Co., Ltd.                               32,000   1,084,724
#   Geo Holdings Corp.                                      199,000   4,052,131
    Geostr Corp.                                             21,900     159,779
    Gfoot Co., Ltd.                                          22,200     161,287
    Giken, Ltd.                                              38,400   1,075,485
    GL Sciences, Inc.                                         4,200      84,155
#   Global, Ltd. (The)                                       41,100     383,364
#   GLOBERIDE, Inc.                                          48,699   1,152,694
    Glory, Ltd.                                             153,500   6,014,073
#   GMO Cloud K.K.                                           10,100     214,472
#   GMO Financial Holdings, Inc.                             35,600     232,678
#   GMO internet, Inc.                                      234,000   4,287,116
#   GMO Payment Gateway, Inc.                                36,700   3,229,182
#   Godo Steel, Ltd.                                         52,900   1,088,427
#   Gokurakuyu Holdings Co., Ltd.                            52,900     353,538
    Goldcrest Co., Ltd.                                      85,530   1,896,517
#   Goldwin, Inc.                                             3,700     382,243
#   Golf Digest Online, Inc.                                 20,600     230,781
#   Gourmet Kineya Co., Ltd.                                 26,000     274,002
    Grandy House Corp.                                       74,700     390,143
    Gree, Inc.                                              130,600     849,377
#   GS Yuasa Corp.                                        1,887,000  10,169,710
    GSI Creos Corp.                                          30,300     446,648
    Gun-Ei Chemical Industry Co., Ltd.                       19,300     699,116
#   GungHo Online Entertainment, Inc.                       793,100   2,286,944
    Gunma Bank, Ltd. (The)                                1,050,301   6,355,930
#*  Gunosy, Inc.                                             23,700     646,113
    Gunze, Ltd.                                              61,500   3,819,799
#   Gurunavi, Inc.                                           75,800     948,132
    H-One Co., Ltd.                                          98,200   1,423,776
    H2O Retailing Corp.                                     263,360   5,341,422
#   HABA Laboratories, Inc.                                   7,500     399,698
    Hachijuni Bank, Ltd. (The)                            1,188,300   7,065,834
    Hagihara Industries, Inc.                                44,600     828,735
    Hagiwara Electric Co., Ltd.                              21,400     729,892
    Hagoromo Foods Corp.                                      3,000      38,146
    Hakudo Co., Ltd.                                         15,000     347,888
    Hakuhodo DY Holdings, Inc.                              307,400   4,628,452
    Hakuto Co., Ltd.                                         68,400   1,232,044
    Halows Co., Ltd.                                         20,500     477,212
    Hamakyorex Co., Ltd.                                     92,100   3,184,123
#   Hamamatsu Photonics K.K.                                 86,200   3,198,475
#   Hamee Corp.                                              15,600     311,658
    Haneda Zenith Holdings Co., Ltd.                        166,200     660,767
    Hankyu Hanshin Holdings, Inc.                           431,600  17,437,344
    Hanwa Co., Ltd.                                         136,900   6,678,995
    Happinet Corp.                                           54,900   1,007,357
    Harada Industry Co., Ltd.                                40,200     449,402
    Hard Off Corp. Co., Ltd.                                 27,800     300,896
    Harima Chemicals Group, Inc.                             47,300     385,713
#   Harmonic Drive Systems, Inc.                             29,200   2,010,946

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Haruyama Holdings, Inc.                                   8,600 $    86,278
    Haseko Corp.                                          1,179,300  18,442,018
    Havix Corp.                                               6,500      66,726
    Hayashikane Sangyo Co., Ltd.                             34,299     281,810
    Hazama Ando Corp.                                     1,006,280   8,279,493
    Hearts United Group Co., Ltd.                            36,100     625,643
    Heiwa Corp.                                             216,500   4,339,207
    Heiwa Real Estate Co., Ltd.                             161,600   3,186,689
    Heiwado Co., Ltd.                                       139,700   3,059,459
    Helios Techno Holdings Co., Ltd.                         64,500     673,834
    HI-LEX Corp.                                             36,300     930,169
#   Hibino Corp.                                             15,900     283,229
    Hibiya Engineering, Ltd.                                103,100   2,142,568
    Hiday Hidaka Corp.                                       47,930   1,519,398
    Hikari Tsushin, Inc.                                     22,100   3,221,226
#   Himaraya Co., Ltd.                                        6,000      73,063
    Hino Motors, Ltd.                                       703,900   9,360,577
    Hinokiya Holdings Co., Ltd.                               1,000      24,485
    Hioki EE Corp.                                           18,600     601,415
    Hirakawa Hewtech Corp.                                   49,400     630,750
#   Hiramatsu, Inc.                                         129,000     687,689
    Hirano Tecseed Co., Ltd.                                 35,300   1,002,557
#   Hirata Corp.                                             26,500   2,927,695
    Hirose Electric Co., Ltd.                                10,500   1,580,970
    Hiroshima Bank, Ltd. (The)                              735,500   6,181,757
    Hiroshima Gas Co., Ltd.                                  67,900     234,005
    HIS Co., Ltd.                                           186,476   6,755,196
    Hisaka Works, Ltd.                                       91,100     950,493
    Hisamitsu Pharmaceutical Co., Inc.                       20,300   1,391,289
    Hitachi Capital Corp.                                   348,300   9,619,610
    Hitachi Chemical Co., Ltd.                              284,300   7,282,792
    Hitachi Construction Machinery Co., Ltd.                244,400  10,993,000
    Hitachi High-Technologies Corp.                         118,400   5,590,407
    Hitachi Kokusai Electric, Inc.                           73,700   2,104,117
#   Hitachi Metals, Ltd.                                    729,630   9,955,771
    Hitachi Transport System, Ltd.                          215,800   5,609,835
    Hitachi Zosen Corp.                                     819,400   4,451,347
    Hitachi, Ltd.                                         7,235,425  57,737,189
    Hitachi, Ltd. ADR                                        86,823   7,137,719
#   Hito Communications, Inc.                                18,500     370,917
#   Hochiki Corp.                                            70,900   1,577,937
    Hoden Seimitsu Kako Kenkyusho Co., Ltd.                  11,700     158,126
#   Hodogaya Chemical Co., Ltd.                              20,100   1,105,855
    Hogy Medical Co., Ltd.                                   31,800   2,411,796
    Hokkaido Electric Power Co., Inc.                       523,000   3,411,279
    Hokkaido Gas Co., Ltd.                                  163,000     445,014
    Hokkan Holdings, Ltd.                                   121,000     474,266
    Hokko Chemical Industry Co., Ltd.                        95,000     694,347
    Hokkoku Bank, Ltd. (The)                                109,300   4,621,744
    Hokuetsu Bank, Ltd. (The)                                81,800   1,882,047
    Hokuetsu Industries Co., Ltd.                           105,700   1,164,792
    Hokuetsu Kishu Paper Co., Ltd.                          621,095   4,081,223
    Hokuhoku Financial Group, Inc.                          400,900   6,029,750

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Hokuriku Electric Industry Co., Ltd.                     24,100 $   418,344
#   Hokuriku Electric Power Co.                             495,700   4,056,458
#   Hokuriku Electrical Construction Co., Ltd.                4,500      46,204
    Hokuto Corp.                                             80,800   1,494,002
    Honda Motor Co., Ltd.                                 2,640,923  93,134,138
#   Honda Motor Co., Ltd. Sponsored ADR                     409,923  14,466,183
    Honda Tsushin Kogyo Co., Ltd.                            27,700     331,779
    Honeys Holdings Co., Ltd.                                65,330     677,866
    Honshu Chemical Industry Co., Ltd.                       15,300     204,192
#   Hoosiers Holdings                                       153,900   1,098,910
    Horiba, Ltd.                                             89,100   5,747,576
    Hoshizaki Corp.                                          29,300   2,779,706
    Hosiden Corp.                                           180,600   3,004,869
    Hosokawa Micron Corp.                                    27,600   2,013,686
#   Hotland Co., Ltd.                                        29,600     381,164
    House Do Co., Ltd.                                        1,900      49,608
    House Foods Group, Inc.                                 170,000   5,923,514
#   Howa Machinery, Ltd.                                     31,700     442,257
    Hoya Corp.                                              128,000   6,574,463
    HUB Co., Ltd.                                            14,200     187,878
    Hulic Co., Ltd.                                         124,400   1,581,560
    Hurxley Corp.                                             3,300      35,836
    Hyakugo Bank, Ltd. (The)                              1,194,400   6,038,982
    Hyakujushi Bank, Ltd. (The)                           1,104,000   3,887,312
    I K K, Inc.                                              37,900     278,359
    I'rom Group Co., Ltd.                                     2,700      46,969
    I-Net Corp.                                              31,710     485,853
    I-O Data Device, Inc.                                    31,500     325,674
#   I.K Co., Ltd.                                             5,500     195,014
#   Ibiden Co., Ltd.                                        456,205   7,111,503
    IBJ Leasing Co., Ltd.                                   136,200   3,581,381
    IBJ, Inc.                                                43,700     414,488
    Ichibanya Co., Ltd.                                      26,332   1,082,169
    Ichigo, Inc.                                            674,300   2,798,017
    Ichiken Co., Ltd.                                        30,200     670,444
    Ichikoh Industries, Ltd.                                236,000   2,215,763
#   Ichinen Holdings Co., Ltd.                              100,272   1,633,428
    Ichiyoshi Securities Co., Ltd.                          107,000   1,385,690
    Icom, Inc.                                               31,800     754,628
#   Idec Corp.                                               66,700   1,952,164
    Idemitsu Kosan Co., Ltd.                                470,700  17,669,409
    IDOM, Inc.                                              294,800   2,061,773
    Ihara Science Corp.                                       2,600      59,764
    IHI Corp.                                               401,600  13,489,246
    Iida Group Holdings Co., Ltd.                           283,896   5,634,022
    Iino Kaiun Kaisha, Ltd.                                 396,400   2,260,858
#   IJT Technology Holdings Co., Ltd.                        54,060     523,703
#   Ikegami Tsushinki Co., Ltd.                             205,000     333,202
#   Imagica Robot Holdings, Inc.                             92,100   1,101,179
    Imasen Electric Industrial                               79,200     951,571
#   Imperial Hotel, Ltd.                                     13,800     300,975
    Imuraya Group Co., Ltd.                                   1,000      43,197
    Inaba Denki Sangyo Co., Ltd.                             69,500   3,279,492

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Inaba Seisakusho Co., Ltd.                               37,900 $   476,250
    Inabata & Co., Ltd.                                     206,200   3,134,206
    Inageya Co., Ltd.                                        45,400     764,068
    Ines Corp.                                               71,500     753,265
    Infocom Corp.                                            57,800   1,284,877
#   Infomart Corp.                                          235,200   1,665,430
    Information Development Co.                              11,750     150,448
    Information Services International-Dentsu, Ltd.          52,800   1,319,728
#   Innotech Corp.                                           76,000     744,845
    Inpex Corp.                                             935,000  12,193,830
    Insource Co., Ltd.                                        5,900     244,712
    Intage Holdings, Inc.                                   138,800   1,775,224
    Intelligent Wave, Inc.                                   13,700      93,370
#   Inter Action Corp.                                       28,900     278,305
    Internet Initiative Japan, Inc.                         155,600   3,386,566
    Interworks, Inc.                                          3,700      45,558
    Inui Global Logistics Co., Ltd.                          72,400     542,498
    Investors Cloud Co., Ltd.                                70,200   1,093,107
    IR Japan Holdings, Ltd.                                     900      19,437
    Iriso Electronics Co., Ltd.                              80,200   5,089,347
    Ise Chemical Corp.                                       24,000     149,949
    Iseki & Co., Ltd.                                        92,500   2,408,805
    Isetan Mitsukoshi Holdings, Ltd.                        580,040   6,968,273
*   Ishihara Sangyo Kaisha, Ltd.                            176,300   3,342,645
*   Ishii Hyoki Co., Ltd.                                     5,100      68,254
    Ishii Iron Works Co., Ltd.                                2,900      54,182
#   Ishizuka Glass Co., Ltd.                                  6,399     169,126
#   Isolite Insulating Products Co., Ltd.                    25,400     309,346
    Istyle, Inc.                                             99,000     999,816
    Isuzu Motors, Ltd.                                    1,294,507  21,921,196
#*  ITbook Co., Ltd.                                         29,200     166,089
    Itfor, Inc.                                              73,400     594,077
    ITmedia, Inc.                                             5,500      43,018
#   Ito En, Ltd.                                             77,700   3,216,731
    ITOCHU Corp.                                            831,700  16,365,098
    Itochu Enex Co., Ltd.                                   281,600   2,637,935
    Itochu Techno-Solutions Corp.                            91,900   4,050,111
    Itochu-Shokuhin Co., Ltd.                                14,000     838,182
    Itoham Yonekyu Holdings, Inc.                           405,646   3,726,923
    Itoki Corp.                                             183,100   1,287,251
*   Itokuro, Inc.                                             7,700     500,784
#   Ivy Cosmetics Corp.                                       5,300     257,887
    IwaiCosmo Holdings, Inc.                                 91,600   1,273,392
    Iwaki & Co., Ltd.                                       166,000     738,785
    Iwaki Co., Ltd.                                             800      27,917
    Iwasaki Electric Co., Ltd.                               29,200     446,870
    Iwatani Corp.                                           212,500   7,352,242
    Iwatsu Electric Co., Ltd.                                44,000     340,220
    Iyo Bank, Ltd. (The)                                    765,157   6,317,456
#   Izumi Co., Ltd.                                          89,500   5,686,129
#*  Izutsuya Co., Ltd.                                       20,399      88,011
    J Front Retailing Co., Ltd.                             635,800  11,686,226
#   J Trust Co., Ltd.                                       284,800   1,964,488

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    J-Oil Mills, Inc.                                        38,300 $ 1,376,929
#   JAC Recruitment Co., Ltd.                                40,400     850,501
    Jaccs Co., Ltd.                                         119,000   3,069,322
    Jafco Co., Ltd.                                         126,400   7,193,775
    Jalux, Inc.                                              29,900     828,718
#   Jamco Corp.                                              49,100   1,256,561
    Janome Sewing Machine Co., Ltd.                          97,699     741,197
    Japan Airlines Co., Ltd.                                215,200   8,131,869
    Japan Airport Terminal Co., Ltd.                         59,000   2,292,132
    Japan Asia Group, Ltd.                                  104,700     483,766
*   Japan Asia Investment Co., Ltd.                          76,600     284,180
#*  Japan Asset Marketing Co., Ltd.                         565,200     689,167
    Japan Aviation Electronics Industry, Ltd.               290,000   4,875,205
    Japan Best Rescue System Co., Ltd.                       15,100     127,247
    Japan Cash Machine Co., Ltd.                             55,400     601,263
#*  Japan Display, Inc.                                   2,120,100   4,613,447
*   Japan Drilling Co., Ltd.                                 20,400     599,279
    Japan Exchange Group, Inc.                              395,600   7,143,629
    Japan Foundation Engineering Co., Ltd.                  117,800     438,662
#   Japan Investment Adviser Co., Ltd.                       18,900     647,713
#   Japan Lifeline Co., Ltd.                                142,400   3,609,102
#   Japan Material Co., Ltd.                                 56,000   2,202,526
    Japan Meat Co., Ltd.                                     20,400     351,174
#   Japan Medical Dynamic Marketing, Inc.                   118,900     992,819
    Japan Oil Transportation Co., Ltd.                       11,279     362,586
    Japan Petroleum Exploration Co., Ltd.                    92,900   2,569,111
    Japan Property Management Center Co., Ltd.               32,700     526,659
    Japan Pulp & Paper Co., Ltd.                             35,900   1,397,042
    Japan Securities Finance Co., Ltd.                      479,300   2,871,741
    Japan Steel Works, Ltd. (The)                           294,600   9,238,968
    Japan Tobacco, Inc.                                     552,400  18,306,413
    Japan Transcity Corp.                                   147,000     640,424
    Japan Wool Textile Co., Ltd. (The)                      228,400   2,464,727
#   Jastec Co., Ltd.                                         30,000     361,354
#   JBCC Holdings, Inc.                                      44,600     488,510
    JCU Corp.                                                38,400   1,849,381
    Jeol, Ltd.                                              213,000   1,281,988
    JFE Holdings, Inc.                                      881,108  20,947,847
#   JGC Corp.                                               228,000   4,955,216
*   JIG-SAW, Inc.                                             9,000     456,237
    Jimoto Holdings, Inc.                                   212,600     369,387
#   JINS, Inc.                                               40,700   1,862,338
    JK Holdings Co., Ltd.                                    40,700     347,217
    JMS Co., Ltd.                                            34,200     197,020
    Joban Kosan Co., Ltd.                                    14,199     240,829
#   Jolly - Pasta Co., Ltd.                                   1,000      15,072
    Joshin Denki Co., Ltd.                                   56,700   1,836,844
    Joyful Honda Co., Ltd.                                   32,500   1,084,482
#   JP-Holdings, Inc.                                       144,800     429,091
    JSP Corp.                                                50,800   1,695,083
    JSR Corp.                                               269,400   6,403,659
    JTEKT Corp.                                             579,300  10,401,845
    Juki Corp.                                              187,799   3,582,142

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Juroku Bank, Ltd. (The)                                 147,100 $ 4,291,220
    Justsystems Corp.                                        62,100   1,202,684
    JVC Kenwood Corp.                                       551,170   2,136,024
    JXTG Holdings, Inc.                                   6,382,620  42,492,936
    K&O Energy Group, Inc.                                   59,000     957,841
#   K's Holdings Corp.                                      328,340   9,171,393
    kabu.com Securities Co., Ltd.                           525,800   1,890,558
    Kabuki-Za Co., Ltd.                                         500      27,168
*   Kadokawa Dwango                                         246,453   3,109,356
    Kadoya Sesame Mills, Inc.                                 2,000     135,554
    Kaga Electronics Co., Ltd.                               60,900   1,679,015
    Kagome Co., Ltd.                                          8,200     306,272
    Kajima Corp.                                          1,807,000  17,940,049
#   Kakaku.com, Inc.                                        289,200   5,081,122
    Kaken Pharmaceutical Co., Ltd.                          104,100   5,454,906
#   Kakiyasu Honten Co., Ltd.                                14,500     450,625
*   Kamakura Shinsho, Ltd.                                      900      19,392
#   Kameda Seika Co., Ltd.                                   56,600   2,744,911
    Kamei Corp.                                             117,000   1,909,643
    Kamigumi Co., Ltd.                                      316,500   6,966,019
    Kanaden Corp.                                            64,600     883,623
    Kanagawa Chuo Kotsu Co., Ltd.                            12,900     436,679
    Kanamic Network Co., Ltd.                                   600      30,658
    Kanamoto Co., Ltd.                                      169,700   5,248,086
    Kandenko Co., Ltd.                                      466,000   5,144,381
    Kaneka Corp.                                            938,000   8,731,416
    Kaneko Seeds Co., Ltd.                                    1,800      27,008
    Kanematsu Corp.                                         407,800   5,579,919
    Kanematsu Electronics, Ltd.                              45,100   1,335,019
    Kansai Electric Power Co., Inc. (The)                   425,400   5,300,784
    Kansai Paint Co., Ltd.                                  152,900   3,781,963
    Kansai Super Market, Ltd.                                 1,500      16,541
#   Kansai Urban Banking Corp.                              120,700   1,571,474
#   Kanto Denka Kogyo Co., Ltd.                             296,300   3,497,676
    Kao Corp.                                               126,800   8,811,159
    Kasai Kogyo Co., Ltd.                                   148,400   2,390,225
    Katakura & Co-op Agri Corp.                              12,200     155,998
#   Katakura Industries Co., Ltd.                            99,700   1,294,668
    Kato Sangyo Co., Ltd.                                    78,700   2,817,163
    Kato Works Co., Ltd.                                     35,226   1,116,993
    KAWADA TECHNOLOGIES, Inc.                                21,300   1,198,183
#   Kawagishi Bridge Works Co., Ltd.                         46,000     512,843
    Kawai Musical Instruments Manufacturing Co., Ltd.        24,700     766,692
    Kawakin Holdings Co., Ltd.                               10,000      45,948
    Kawasaki Heavy Industries, Ltd.                         338,400  14,012,368
    Kawasaki Kinkai Kisen Kaisha, Ltd.                        2,800     105,353
#*  Kawasaki Kisen Kaisha, Ltd.                             261,198   6,946,646
    Kawasumi Laboratories, Inc.                              50,800     414,101
    KDDI Corp.                                            1,088,900  27,634,417
    KeePer Technical Laboratory Co., Ltd.                    11,300     155,515
    Keihan Holdings Co., Ltd.                               290,500   9,209,343
    Keihanshin Building Co., Ltd.                           158,200   1,308,852
    Keihin Co., Ltd.                                         11,600     183,432

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Keihin Corp.                                            260,000 $ 5,420,568
    Keikyu Corp.                                            134,200   2,652,330
    Keio Corp.                                               66,100   3,147,427
    Keisei Electric Railway Co., Ltd.                       114,100   3,874,707
    Keiyo Bank, Ltd. (The)                                1,049,000   5,043,556
#   Keiyo Co., Ltd.                                         126,400     781,228
    KEL Corp.                                                 8,800     131,581
#   Kenko Mayonnaise Co., Ltd.                               66,600   2,440,549
    Kewpie Corp.                                            383,300  10,966,314
    Key Coffee, Inc.                                         41,300     806,190
    Keyence Corp.                                            12,010   7,339,399
#   KFC Holdings Japan, Ltd.                                 50,700     932,838
#*  KI Holdings Co., Ltd.                                    30,000     155,357
    Ki-Star Real Estate Co., Ltd.                            18,300     514,269
    Kikkoman Corp.                                           86,050   3,572,793
    Kimoto Co., Ltd.                                        200,600     763,024
    Kimura Chemical Plants Co., Ltd.                         59,400     317,364
    Kimura Unity Co., Ltd.                                    2,000      21,372
    Kinden Corp.                                            353,700   5,919,665
    King Jim Co., Ltd.                                       15,500     142,151
#*  Kinki Sharyo Co., Ltd. (The)                             19,000     537,980
*   Kintetsu Department Store Co., Ltd.                       9,200     332,727
    Kintetsu Group Holdings Co., Ltd.                       103,500   4,097,971
    Kintetsu World Express, Inc.                            194,100   4,282,511
    Kirin Holdings Co., Ltd.                                670,780  16,803,122
#   Kirindo Holdings Co., Ltd.                               36,900     653,257
    Kissei Pharmaceutical Co., Ltd.                         122,300   3,454,319
    Kita-Nippon Bank, Ltd. (The)                             32,100     914,746
    Kitagawa Iron Works Co., Ltd.                            46,400   1,324,183
    Kitamura Co., Ltd.                                          900       6,537
    Kitano Construction Corp.                               191,000     732,817
    Kitanotatsujin Corp.                                     13,400     321,057
    Kito Corp.                                              117,900   2,000,954
#   Kitz Corp.                                              385,700   3,337,967
    Kiyo Bank, Ltd. (The)                                   265,200   4,429,673
#   KLab, Inc.                                              135,000   2,339,508
*   KNT-CT Holdings Co., Ltd.                                51,100     824,286
    Koa Corp.                                               101,000   2,457,465
    Koatsu Gas Kogyo Co., Ltd.                               53,600     452,794
    Kobayashi Pharmaceutical Co., Ltd.                       42,400   2,808,462
#   Kobe Bussan Co., Ltd.                                    31,800   1,316,236
*   Kobe Electric Railway Co., Ltd.                          11,000     401,153
*   Kobe Steel, Ltd.                                      1,044,882  10,879,794
#   Kobelco Eco-Solutions Co., Ltd.                           7,200     134,772
#   Kogi Corp.                                                1,300      25,695
    Kohnan Shoji Co., Ltd.                                   82,400   2,075,962
    Kohsoku Corp.                                            21,500     266,375
    Koike Sanso Kogyo Co., Ltd.                               4,000     110,990
    Koito Manufacturing Co., Ltd.                           151,300  10,687,537
*   Kojima Co., Ltd.                                        146,700     493,604
    Kokusai Co., Ltd.                                        13,700     138,243
    Kokuyo Co., Ltd.                                        309,564   5,753,872
    KOMAIHALTEC, Inc.                                        20,100     499,823

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Komatsu Seiren Co., Ltd.                                115,800 $   958,344
    Komatsu Wall Industry Co., Ltd.                          22,800     519,470
    Komatsu, Ltd.                                           342,500  13,461,101
    Komehyo Co., Ltd.                                        28,600     514,367
    Komeri Co., Ltd.                                        139,800   4,032,134
    Komori Corp.                                            256,000   3,405,723
    Konaka Co., Ltd.                                         99,180     572,940
    Konami Holdings Corp.                                   173,162   9,978,218
#   Kondotec, Inc.                                           58,100     565,106
    Konica Minolta, Inc.                                  1,263,400  12,646,874
    Konishi Co., Ltd.                                       103,200   1,884,191
    Konoike Transport Co., Ltd.                             104,700   1,910,414
#   Konoshima Chemical Co., Ltd.                             34,300     380,987
#*  Kosaido Co., Ltd.                                        67,700     303,015
    Kose Corp.                                               49,800   8,600,415
#   Kosei Securities Co., Ltd. (The)                         29,600     419,108
    Koshidaka Holdings Co., Ltd.                             32,300   1,792,151
    Kotobuki Spirits Co., Ltd.                               54,900   3,348,198
#   Kourakuen Holdings Corp.                                 16,000     268,703
    Kozo Keikaku Engineering, Inc.                            1,000      21,083
    Krosaki Harima Corp.                                     29,000   1,227,721
#   KRS Corp.                                                33,600     863,327
    KU Holdings Co., Ltd.                                    16,800     180,548
    Kubota Corp.                                             86,000   1,757,627
    Kubota Corp. Sponsored ADR                               43,382   4,442,968
#   Kumagai Gumi Co., Ltd.                                  216,600   6,128,485
    Kumiai Chemical Industry Co., Ltd.                      487,187   3,156,119
    Kura Corp.                                               31,000   1,881,308
    Kurabo Industries, Ltd.                                 813,000   2,636,487
    Kuraray Co., Ltd.                                       828,200  15,556,317
    Kureha Corp.                                             75,500   5,439,044
    Kurimoto, Ltd.                                           41,500     951,017
    Kurita Water Industries, Ltd.                           200,400   6,578,818
    Kuriyama Holdings Corp.                                  19,800     490,154
    Kushikatsu Tanaka Co.                                     6,100     220,507
#   Kusuri no Aoki Holdings Co., Ltd.                        42,200   2,212,959
    KYB Corp.                                               108,200   7,056,344
    Kyocera Corp.                                            81,330   5,429,235
    Kyocera Corp. Sponsored ADR                              57,109   3,836,583
#   Kyoden Co., Ltd.                                         90,500     400,998
    Kyodo Printing Co., Ltd.                                 28,200     895,289
#   Kyoei Steel, Ltd.                                       100,500   1,832,848
    Kyokuto Boeki Kaisha, Ltd.                              165,796     763,044
    Kyokuto Kaihatsu Kogyo Co., Ltd.                        136,700   2,393,203
    Kyokuto Securities Co., Ltd.                             72,600   1,114,747
#   Kyokuyo Co., Ltd.                                        50,900   1,932,300
    KYORIN Holdings, Inc.                                   145,300   2,748,052
    Kyoritsu Maintenance Co., Ltd.                          146,374   6,037,998
    Kyoritsu Printing Co., Ltd.                             149,200     521,091
    Kyosan Electric Manufacturing Co., Ltd.                 170,000   1,210,001
    Kyowa Electronics Instruments Co., Ltd.                  99,900     419,950
    Kyowa Exeo Corp.                                        274,800   7,134,061
    Kyowa Hakko Kirin Co., Ltd.                             137,900   2,690,228

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kyowa Leather Cloth Co., Ltd.                            43,900 $   397,167
    Kyudenko Corp.                                          160,600   7,377,258
    Kyushu Electric Power Co., Inc.                         237,100   2,606,560
    Kyushu Financial Group, Inc.                          1,036,400   6,227,089
    Kyushu Railway Co.                                       91,000   2,926,667
    LAC Co., Ltd.                                            36,700     586,471
#   Lacto Japan Co., Ltd.                                    18,200     710,941
#*  Laox Co., Ltd.                                          179,399   1,023,624
    Lasertec Corp.                                          127,200   4,556,306
#   Lawson, Inc.                                             67,600   4,584,322
#   LEC, Inc.                                                85,000   2,414,408
#   Leopalace21 Corp.                                     1,307,300  10,860,391
    Life Corp.                                               56,500   1,455,989
    LIFULL Co., Ltd.                                        143,800   1,226,328
#   Like Co., Ltd.                                           23,700     496,300
#   Linical Co., Ltd.                                        27,900     408,270
#   Link And Motivation, Inc.                               110,800     963,898
    Lintec Corp.                                            182,400   5,225,804
    Lion Corp.                                              360,000   6,754,944
#*  Litalico, Inc.                                           14,200     271,490
    LIXIL Group Corp.                                       618,419  17,426,181
    Lonseal Corp.                                             5,700     129,542
#   Look Holdings, Inc.                                     137,000     481,894
#*  M&A Capital Partners Co., Ltd.                           18,300   1,432,961
    m-up, Inc.                                                9,500     107,484
    M3, Inc.                                                108,800   3,988,371
    Mabuchi Motor Co., Ltd.                                  19,000   1,130,552
    Macnica Fuji Electronics Holdings, Inc.                 125,850   3,489,871
    Maeda Corp.                                             426,000   5,855,211
    Maeda Kosen Co., Ltd.                                    87,700   1,645,814
    Maeda Road Construction Co., Ltd.                       209,000   4,665,466
    Maezawa Kasei Industries Co., Ltd.                       57,200     636,742
    Maezawa Kyuso Industries Co., Ltd.                       26,100     464,215
    Makino Milling Machine Co., Ltd.                        490,000   5,538,398
    Makita Corp.                                             60,000   2,834,647
    Makita Corp. Sponsored ADR                                1,200      58,452
    Mamezou Holdings Co., Ltd.                               38,000     463,010
#   Mamiya-Op Co., Ltd.                                      19,399     236,621
    Mandom Corp.                                             63,600   2,271,408
    Mani, Inc.                                               36,700   1,298,603
    MarkLines Co., Ltd.                                       6,600     111,939
    Mars Engineering Corp.                                   37,900     842,733
    Marubeni Corp.                                        2,673,159  20,104,694
    Marubun Corp.                                            80,600     857,482
    Marudai Food Co., Ltd.                                  407,000   1,858,007
    Marufuji Sheet Piling Co., Ltd.                           2,700      87,129
    Maruha Nichiro Corp.                                    265,782   7,845,521
    Marui Group Co., Ltd.                                   473,900   8,662,110
    Maruichi Steel Tube, Ltd.                               120,600   3,629,714
    Maruka Machinery Co., Ltd.                               34,800     805,544
    Marumae Co., Ltd.                                        13,100     228,466
#   Marusan Securities Co., Ltd.                            127,800   1,250,380
    Maruwa Co., Ltd.                                         34,300   3,071,999

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Maruwa Unyu Kikan Co., Ltd.                              46,000 $ 1,687,193
    Maruyama Manufacturing Co., Inc.                         14,100     262,825
*   Maruzen CHI Holdings Co., Ltd.                           14,700      46,198
    Maruzen Co., Ltd.                                         6,000     145,627
    Maruzen Showa Unyu Co., Ltd.                            213,000     993,858
#   Marvelous, Inc.                                          84,800     766,245
    Matsuda Sangyo Co., Ltd.                                 52,662     942,538
    Matsui Construction Co., Ltd.                            89,100     753,647
#   Matsui Securities Co., Ltd.                             216,000   2,059,021
    Matsumotokiyoshi Holdings Co., Ltd.                     172,200   7,075,152
#   Matsuya Co., Ltd.                                        40,700     580,419
    Matsuya Foods Co., Ltd.                                  45,100   1,635,535
    Max Co., Ltd.                                            90,600   1,265,384
    Maxell Holdings, Ltd.                                   176,900   4,086,910
    Maxvalu Nishinihon Co., Ltd.                              1,700      30,762
    Maxvalu Tokai Co., Ltd.                                  22,200     560,780
    Mazda Motor Corp.                                     1,602,300  22,569,524
    McDonald's Holdings Co. Japan, Ltd.                      44,700   2,012,781
    MCJ Co., Ltd.                                           205,500   2,333,242
    Mebuki Financial Group, Inc.                          1,634,250   7,461,011
#   MEC Co., Ltd.                                            44,400     929,714
#   Media Do Holdings Co., Ltd.                              18,200     377,109
#*  Medical Data Vision Co., Ltd.                            20,100     421,883
    Medical System Network Co., Ltd.                        143,300     779,692
    Medipal Holdings Corp.                                  270,000   5,270,451
    Medius Holdings Co., Ltd.                                 2,900      73,283
#   Megachips Corp.                                          66,300   2,520,684
    Megmilk Snow Brand Co., Ltd.                            286,200   8,265,954
    Meidensha Corp.                                         990,000   4,143,864
    Meiji Electric Industries Co., Ltd.                       1,800      34,774
    MEIJI Holdings Co., Ltd.                                124,620  10,452,063
    Meiji Shipping Co., Ltd.                                 53,500     224,399
#   Meiko Electronics Co., Ltd.                             137,400   2,591,779
    Meiko Network Japan Co., Ltd.                           103,700   1,260,542
    Meisei Industrial Co., Ltd.                             170,600   1,230,061
    Meitec Corp.                                             75,300   4,142,857
    Meito Sangyo Co., Ltd.                                   25,600     369,961
#   Meiwa Corp.                                              90,100     416,353
#   Meiwa Estate Co., Ltd.                                   61,200     498,597
    Melco Holdings, Inc.                                     29,400   1,018,938
    Menicon Co., Ltd.                                       101,800   3,071,466
*   Mercuria Investment Co., Ltd.                            13,400     184,652
    Mesco, Inc.                                               8,100     118,563
    METAWATER Co., Ltd.                                      30,200     830,050
#   Michinoku Bank, Ltd. (The)                               75,809   1,276,581
#   Micronics Japan Co., Ltd.                                49,000     550,662
    Mie Bank, Ltd. (The)                                     40,900     907,341
#   Mie Kotsu Group Holdings, Inc.                          188,700     834,717
    Mikuni Corp.                                            105,400     756,146
    Milbon Co., Ltd.                                         53,672   1,783,264
    Mimaki Engineering Co., Ltd.                             85,200     922,536
    Mimasu Semiconductor Industry Co., Ltd.                  63,500   1,319,895
#   Minato Bank, Ltd. (The)                                  80,900   1,535,930

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Minebea Mitsumi, Inc.                                 1,038,826 $23,643,153
    Ministop Co., Ltd.                                       89,400   1,872,615
    Mipox Corp.                                              38,200     288,845
    Miraca Holdings, Inc.                                   189,900   8,674,100
#   Miraial Co., Ltd.                                        31,900     657,242
    Mirait Holdings Corp.                                   280,430   4,156,307
    Miroku Jyoho Service Co., Ltd.                           49,700   1,523,134
    Misawa Homes Co., Ltd.                                  120,900   1,062,541
    MISUMI Group, Inc.                                      200,700   6,076,468
    Mitachi Co., Ltd.                                         1,600      26,753
    Mitani Corp.                                             33,600   1,622,508
    Mitani Sekisan Co., Ltd.                                  2,900      67,688
    Mito Securities Co., Ltd.                               274,300   1,113,246
    Mitsuba Corp.                                           184,300   2,609,588
#   Mitsubishi Chemical Holdings Corp.                    3,644,360  39,746,473
    Mitsubishi Corp.                                      1,055,000  29,566,751
    Mitsubishi Electric Corp.                             1,199,000  22,066,556
    Mitsubishi Estate Co., Ltd.                             839,173  16,141,280
    Mitsubishi Gas Chemical Co., Inc.                       444,000  12,585,531
    Mitsubishi Heavy Industries, Ltd.                       477,700  18,025,982
    Mitsubishi Kakoki Kaisha, Ltd.                           18,000     382,171
    Mitsubishi Logisnext Co., Ltd.                          188,700   1,807,927
#   Mitsubishi Logistics Corp.                              157,499   4,139,488
    Mitsubishi Materials Corp.                              412,720  15,364,437
    Mitsubishi Motors Corp.                                 730,900   5,438,610
*   Mitsubishi Paper Mills, Ltd.                            147,000     962,016
    Mitsubishi Pencil Co., Ltd.                              55,400   1,235,899
    Mitsubishi Research Institute, Inc.                      26,400     895,975
    Mitsubishi Shokuhin Co., Ltd.                            47,000   1,401,255
    Mitsubishi Steel Manufacturing Co., Ltd.                 60,300   1,557,519
    Mitsubishi Tanabe Pharma Corp.                          287,200   5,840,876
    Mitsubishi UFJ Financial Group, Inc.                  8,230,200  62,231,564
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR    1,440,272  10,974,873
    Mitsubishi UFJ Lease & Finance Co., Ltd.              1,830,300  11,862,312
    Mitsuboshi Belting, Ltd.                                145,000   1,940,160
    Mitsui & Co., Ltd.                                      904,000  15,905,406
    Mitsui & Co., Ltd. Sponsored ADR                         15,092   5,350,114
    Mitsui Chemicals, Inc.                                  514,613  16,225,692
#   Mitsui Engineering & Shipbuilding Co., Ltd.             369,400   6,589,430
    Mitsui Fudosan Co., Ltd.                                341,500   8,993,685
#   Mitsui High-Tec, Inc.                                   106,100   2,059,250
    Mitsui Home Co., Ltd.                                   104,000     683,041
    Mitsui Matsushima Co., Ltd.                              59,000     828,616
    Mitsui Mining & Smelting Co., Ltd.                      302,600  16,994,779
    Mitsui OSK Lines, Ltd.                                  381,800  13,754,006
    Mitsui Sugar Co., Ltd.                                   52,500   2,237,258
*   Mitsui-Soko Holdings Co., Ltd.                          599,000   2,027,962
    Mitsumura Printing Co., Ltd.                              1,500      33,001
    Mitsuuroko Group Holdings Co., Ltd.                      89,100     657,632
    Miura Co., Ltd.                                          31,600     902,631
#   Mixi, Inc.                                              151,000   6,667,573
    Miyaji Engineering Group, Inc.                           29,500     768,452
    Miyazaki Bank, Ltd. (The)                                69,200   2,243,256

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Miyoshi Oil & Fat Co., Ltd.                              33,900 $   455,246
    Mizuho Financial Group, Inc.                         17,077,460  32,374,627
    Mizuno Corp.                                             87,521   2,549,514
#   Mobile Factory, Inc.                                     13,800     179,719
    Mochida Pharmaceutical Co., Ltd.                         38,399   2,948,519
    Modec, Inc.                                              98,400   2,733,897
#   Molitec Steel Co., Ltd.                                  23,200     224,427
    Monex Group, Inc.                                       755,200   2,807,864
#   Money Partners Group Co., Ltd.                           96,900     382,441
    Monogatari Corp. (The)                                   27,200   2,615,037
#   MonotaRO Co., Ltd.                                      135,600   4,288,840
    MORESCO Corp.                                            34,700     681,900
    Morinaga & Co., Ltd.                                    112,800   5,862,692
    Morinaga Milk Industry Co., Ltd.                        219,600  10,362,681
    Morita Holdings Corp.                                   148,900   2,729,067
    Morito Co., Ltd.                                         66,500     607,296
#   Morozoff, Ltd.                                            8,299     549,898
#*  Morpho, Inc.                                              9,600     414,279
    Mory Industries, Inc.                                    23,700     914,170
#   MrMax Holdings, Ltd.                                     74,100     548,101
    MS&AD Insurance Group Holdings, Inc.                    470,574  16,074,343
#   MTI, Ltd.                                               150,800     884,759
    Mugen Estate Co., Ltd.                                   67,400     738,976
    Murata Manufacturing Co., Ltd.                           94,840  14,025,230
    Musashi Seimitsu Industry Co., Ltd.                     138,300   4,423,409
    Musashino Bank, Ltd. (The)                              130,500   4,604,254
*   Muto Seiko Co.                                           19,700     323,630
#   Mutoh Holdings Co., Ltd.                                 10,500     239,531
#*  Mynet, Inc.                                              24,500     401,483
#   N Field Co., Ltd.                                        30,400     425,290
    Nabtesco Corp.                                          196,600   9,348,092
#   NAC Co., Ltd.                                            59,300     562,387
#   Nachi-Fujikoshi Corp.                                   870,000   6,099,563
#   Nadex Co., Ltd.                                             800      11,552
    Nafco Co., Ltd.                                             200       3,680
    Nagaileben Co., Ltd.                                     17,200     441,654
#   Nagano Bank, Ltd. (The)                                  34,300     611,598
    Nagano Keiki Co., Ltd.                                   35,700     430,235
    Nagase & Co., Ltd.                                      397,400   7,248,229
    Nagatanien Holdings Co., Ltd.                            49,000     674,390
    Nagawa Co., Ltd.                                          5,400     229,520
#   Nagoya Railroad Co., Ltd.                               241,299   6,369,800
#*  Naigai Co., Ltd.                                         12,200      65,678
    Naigai Tec Corp.                                          8,700     325,190
    Naigai Trans Line, Ltd.                                  11,300     216,798
    Nakabayashi Co., Ltd.                                    76,000     492,372
    Nakamoto Packs Co., Ltd.                                  3,500     148,032
    Nakamuraya Co., Ltd.                                      4,700     210,627
    Nakanishi, Inc.                                          34,100   1,857,572
    Nakano Corp.                                             73,700     456,519
    Nakayama Steel Works, Ltd.                              106,500     728,183
    Nakayo, Inc.                                              2,000      39,523
    Namura Shipbuilding Co., Ltd.                           365,548   2,489,168

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nankai Electric Railway Co., Ltd.                       163,500 $ 4,261,205
    Nanto Bank, Ltd. (The)                                  118,900   3,390,610
    Narasaki Sangyo Co., Ltd.                                36,000     138,743
    Natori Co., Ltd.                                         25,700     476,196
    NDS Co., Ltd.                                            10,000     377,545
    NEC Capital Solutions, Ltd.                              57,500   1,193,354
    NEC Corp.                                               635,680  19,219,785
    NEC Networks & System Integration Corp.                  79,800   2,138,331
    NET One Systems Co., Ltd.                               291,700   4,418,030
    Neturen Co., Ltd.                                       151,000   1,639,650
#*  New Japan Chemical Co., Ltd.                            178,000     466,101
#*  New Japan Radio Co., Ltd.                                70,200     594,396
*   Nexon Co., Ltd.                                         107,300   3,585,039
#   Nextage Co., Ltd.                                        57,000     557,404
    Nexyz Group Corp.                                        18,200     329,309
    NGK Insulators, Ltd.                                    584,300  11,954,544
    NGK Spark Plug Co., Ltd.                                384,100  10,171,200
    NH Foods, Ltd.                                          272,000   6,551,892
    NHK Spring Co., Ltd.                                  1,163,400  12,966,757
    Nicca Chemical Co., Ltd.                                  5,100      57,130
    Nice Holdings, Inc.                                      32,200     451,834
#   Nichi-iko Pharmaceutical Co., Ltd.                      181,550   2,840,006
    Nichia Steel Works, Ltd.                                 94,100     326,683
    Nichias Corp.                                           539,000   7,344,436
    Nichiban Co., Ltd.                                       36,500   1,024,880
    Nichicon Corp.                                          187,500   2,527,017
    Nichiden Corp.                                           21,000     426,598
    Nichiha Corp.                                           134,400   5,414,651
    NichiiGakkan Co., Ltd.                                  192,400   2,481,007
    Nichimo Co., Ltd.                                         4,800      86,359
    Nichirei Corp.                                          417,999  11,220,978
    Nichireki Co., Ltd.                                     114,300   1,375,167
    Nichirin Co., Ltd.                                       54,730   1,492,282
    Nidec Corp.                                              56,978   9,170,221
    Nidec Corp. Sponsored ADR                                20,578     830,734
    Nifco, Inc.                                             118,700   8,328,121
    Nihon Chouzai Co., Ltd.                                  41,860   1,322,540
#   Nihon Dempa Kogyo Co., Ltd.                              79,000     572,726
    Nihon Dengi Co., Ltd.                                     4,400     122,206
    Nihon Denkei Co., Ltd.                                    6,700     149,119
    Nihon Eslead Corp.                                       35,300     765,619
    Nihon Flush Co., Ltd.                                    26,900     687,611
    Nihon House Holdings Co., Ltd.                          250,400   1,601,091
#   Nihon Kagaku Sangyo Co., Ltd.                            42,600     667,969
    Nihon Kohden Corp.                                      129,000   3,044,475
    Nihon M&A Center, Inc.                                  141,300   8,431,223
    Nihon Nohyaku Co., Ltd.                                 230,600   1,356,405
    Nihon Parkerizing Co., Ltd.                             196,400   3,413,608
#   Nihon Plast Co., Ltd.                                    57,700     579,844
    Nihon Tokushu Toryo Co., Ltd.                            42,500     894,881
    Nihon Trim Co., Ltd.                                     15,900     909,838
    Nihon Unisys, Ltd.                                      299,100   6,304,022
    Nihon Yamamura Glass Co., Ltd.                          397,000     681,564

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Nikkato Corp.                                            22,200 $   202,697
    Nikkiso Co., Ltd.                                       240,800   2,856,235
    Nikko Co., Ltd.                                          18,100     419,823
    Nikkon Holdings Co., Ltd.                               235,600   6,423,737
    Nikon Corp.                                             362,800   7,075,149
    Nintendo Co., Ltd.                                        4,500   2,038,116
    Nippi, Inc.                                               8,300     362,701
    Nippo Corp.                                             193,000   4,438,490
    Nippon Air Conditioning Services Co., Ltd.               30,300     219,226
#   Nippon Aqua Co., Ltd.                                    23,500     113,278
    Nippon Beet Sugar Manufacturing Co., Ltd.                48,500   1,201,602
    Nippon Carbide Industries Co., Inc.                      44,700     851,703
    Nippon Carbon Co., Ltd.                                   9,199     442,215
    Nippon Ceramic Co., Ltd.                                 12,000     338,593
    Nippon Chemi-Con Corp.                                   65,900   2,236,560
    Nippon Chemical Industrial Co., Ltd.                     24,900     615,473
    Nippon Chemiphar Co., Ltd.                                9,400     404,863
    Nippon Chutetsukan K.K.                                  36,000      58,753
    Nippon Coke & Engineering Co., Ltd.                     991,000   1,183,951
#   Nippon Commercial Development Co., Ltd.                  63,700   1,060,974
    Nippon Concept Corp.                                      5,400      71,682
    Nippon Concrete Industries Co., Ltd.                    220,900     986,677
#   Nippon Denko Co., Ltd.                                  577,650   2,716,679
    Nippon Densetsu Kogyo Co., Ltd.                         107,300   2,361,749
#   Nippon Electric Glass Co., Ltd.                         229,100   9,472,664
    Nippon Express Co., Ltd.                                186,276  13,423,249
    Nippon Felt Co., Ltd.                                    15,100      74,988
#   Nippon Filcon Co., Ltd.                                  39,300     256,871
    Nippon Fine Chemical Co., Ltd.                           37,800     459,416
    Nippon Flour Mills Co., Ltd.                            260,100   4,034,527
    Nippon Gas Co., Ltd.                                    173,200   7,314,166
    Nippon Hume Corp.                                       101,500     769,948
    Nippon Kanzai Co., Ltd.                                  21,800     405,763
    Nippon Kayaku Co., Ltd.                                 418,000   6,171,606
    Nippon Kinzoku Co., Ltd.                                 22,500     614,467
#   Nippon Kodoshi Corp.                                     29,600     915,443
    Nippon Koei Co., Ltd.                                    55,200   1,825,023
    Nippon Koshuha Steel Co., Ltd.                           46,700     417,353
#   Nippon Light Metal Holdings Co., Ltd.                 3,548,000  10,466,311
#   Nippon Paint Holdings Co., Ltd.                         177,900   6,394,455
    Nippon Paper Industries Co., Ltd.                       356,202   6,781,698
    Nippon Parking Development Co., Ltd.                    508,800     899,605
    Nippon Pillar Packing Co., Ltd.                          97,200   1,699,240
    Nippon Piston Ring Co., Ltd.                             27,700     573,876
    Nippon Rietec Co., Ltd.                                   3,000      36,773
    Nippon Road Co., Ltd. (The)                              32,900   1,818,089
    Nippon Seiki Co., Ltd.                                  139,400   2,888,700
    Nippon Seisen Co., Ltd.                                  13,000     649,000
#*  Nippon Sharyo, Ltd.                                     204,000     603,212
*   Nippon Sheet Glass Co., Ltd.                            330,000   2,989,445
    Nippon Shinyaku Co., Ltd.                                14,200     973,889
    Nippon Shokubai Co., Ltd.                                73,200   5,212,680
    Nippon Signal Co., Ltd.                                 250,700   2,641,420

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Soda Co., Ltd.                                   580,000 $ 3,995,438
    Nippon Steel & Sumikin Bussan Corp.                      70,000   4,298,640
    Nippon Steel & Sumitomo Metal Corp.                     775,614  19,795,329
    Nippon Suisan Kaisha, Ltd.                            1,793,900   9,577,111
    Nippon Systemware Co., Ltd.                              38,700     917,292
    Nippon Telegraph & Telephone Corp.                      204,900   9,811,571
    Nippon Thompson Co., Ltd.                               288,800   2,271,898
#   Nippon Tungsten Co., Ltd.                                 4,900     147,225
    Nippon Valqua Industries, Ltd.                           82,900   2,520,050
    Nippon View Hotel Co., Ltd.                              28,100     402,834
#*  Nippon Yakin Kogyo Co., Ltd.                            347,800     990,731
*   Nippon Yusen K.K.                                       538,431  13,535,781
#   Nipro Corp.                                             758,900  11,669,952
    Nishi-Nippon Financial Holdings, Inc.                   468,514   6,153,488
    Nishi-Nippon Railroad Co., Ltd.                         171,500   4,794,330
    Nishimatsu Construction Co., Ltd.                       252,800   7,186,992
#   Nishimatsuya Chain Co., Ltd.                            141,600   1,667,440
    Nishio Rent All Co., Ltd.                               101,600   3,292,270
    Nissan Chemical Industries, Ltd.                        192,700   7,878,963
    Nissan Motor Co., Ltd.                                4,846,600  51,919,265
    Nissan Shatai Co., Ltd.                                 205,100   2,166,221
    Nissan Tokyo Sales Holdings Co., Ltd.                   123,500     453,767
    Nissei ASB Machine Co., Ltd.                             38,100   2,510,656
    Nissei Build Kogyo Co., Ltd.                            209,600   2,648,366
    Nissei Plastic Industrial Co., Ltd.                      57,800     972,447
#   Nissha Co., Ltd.                                         42,000   1,094,519
    Nisshin Fudosan Co.                                     141,700   1,212,690
    Nisshin Oillio Group, Ltd. (The)                        102,400   3,090,994
    Nisshin Seifun Group, Inc.                              236,845   4,761,146
    Nisshin Steel Co., Ltd.                                 247,274   4,169,112
    Nisshinbo Holdings, Inc.                                474,492   6,767,247
    Nissin Corp.                                             60,300   1,608,378
    Nissin Electric Co., Ltd.                               260,400   2,902,719
    Nissin Foods Holdings Co., Ltd.                          11,475     851,401
    Nissin Kogyo Co., Ltd.                                  189,500   3,576,783
    Nissin Sugar Co., Ltd.                                   49,900   1,003,127
    Nissui Pharmaceutical Co., Ltd.                          53,400     697,719
    Nitori Holdings Co., Ltd.                                32,300   5,153,597
    Nitta Corp.                                              48,800   2,064,603
    Nitta Gelatin, Inc.                                      56,900     436,499
    Nittan Valve Co., Ltd.                                   68,700     266,871
    Nittetsu Mining Co., Ltd.                                26,000   1,872,906
    Nitto Boseki Co., Ltd.                                   96,100   2,891,593
    Nitto Denko Corp.                                        60,900   5,595,488
    Nitto FC Co., Ltd.                                       53,400     392,009
    Nitto Kogyo Corp.                                       120,300   2,066,609
    Nitto Kohki Co., Ltd.                                    28,000     774,100
    Nitto Seiko Co., Ltd.                                    97,100     576,804
    Nittoc Construction Co., Ltd.                           127,649     822,670
    Nittoku Engineering Co., Ltd.                            46,200   2,235,411
    NJS Co., Ltd.                                            15,200     222,042
    nms Holdings Co.                                         11,000     194,718
    Noda Corp.                                               32,300     427,676

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Noevir Holdings Co., Ltd.                                17,900 $ 1,456,167
    NOF Corp.                                               234,100   6,300,893
    Nohmi Bosai, Ltd.                                        77,900   1,442,809
    Nojima Corp.                                            161,100   3,882,988
    NOK Corp.                                               324,000   7,558,583
    Nomura Co., Ltd.                                         99,900   2,258,447
    Nomura Holdings, Inc.                                 2,382,598  15,554,669
#   Nomura Holdings, Inc. Sponsored ADR                     357,946   2,348,126
    Nomura Real Estate Holdings, Inc.                       445,900  10,682,701
    Nomura Research Institute, Ltd.                          79,695   3,679,527
    Noritake Co., Ltd.                                       51,200   2,737,020
    Noritsu Koki Co., Ltd.                                   41,900   1,052,177
    Noritz Corp.                                            123,100   2,434,304
    North Pacific Bank, Ltd.                              1,474,400   5,145,181
    Nozawa Corp.                                              6,600      96,564
    NS Solutions Corp.                                      136,600   3,681,031
    NS Tool Co., Ltd.                                         7,000     190,641
    NS United Kaiun Kaisha, Ltd.                             59,500   1,470,521
    NSD Co., Ltd.                                            68,639   1,451,371
    NSK, Ltd.                                               886,147  14,696,522
    NTN Corp.                                             2,478,500  12,782,942
    NTT Data Corp.                                          379,500   4,480,140
    NTT DOCOMO, Inc.                                      1,433,300  35,613,794
    NTT DOCOMO, Inc. Sponsored ADR                           43,500   1,085,325
    NTT Urban Development Corp.                             174,600   2,293,125
    Nuflare Technology, Inc.                                 22,700   1,466,174
#   OAK Capital Corp.                                       240,100     840,428
    Oat Agrio Co., Ltd.                                       1,700      44,706
#   Obara Group, Inc.                                        40,600   2,807,352
    Obayashi Corp.                                        1,515,400  18,296,256
    Obic Co., Ltd.                                           62,300   4,869,069
    Odakyu Electric Railway Co., Ltd.                       167,000   3,688,638
    Odelic Co., Ltd.                                         13,800     596,616
#   Oenon Holdings, Inc.                                    263,000     985,362
    Ogaki Kyoritsu Bank, Ltd. (The)                         171,600   4,450,685
    Ohashi Technica, Inc.                                    23,400     384,821
    Ohba Co., Ltd.                                           12,300      60,720
#*  Ohizumi Mfg. Co., Ltd.                                   10,900     122,709
    Ohsho Food Service Corp.                                 32,300   1,512,820
#   OIE Sangyo Co., Ltd.                                      1,200      15,500
    Oiles Corp.                                              62,801   1,308,039
*   Oisix.daichi, Inc.                                        4,400     133,118
    Oita Bank, Ltd. (The)                                    39,200   1,546,592
    Oji Holdings Corp.                                    2,954,000  20,295,936
    Okabe Co., Ltd.                                         163,700   1,685,897
#   Okada Aiyon Corp.                                        12,100     233,881
    Okamoto Industries, Inc.                                234,000   2,650,335
    Okamoto Machine Tool Works, Ltd.                         21,199     933,277
    Okamura Corp.                                           208,900   2,923,648
    Okasan Securities Group, Inc.                           763,000   5,234,856
#   Okaya Electric Industries Co., Ltd.                      10,000      70,321
#   Oki Electric Industry Co., Ltd.                         299,500   4,359,104
    Okinawa Cellular Telephone Co.                           24,100     932,471

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Okinawa Electric Power Co., Inc. (The)                   98,123 $ 2,505,014
    OKK Corp.                                                54,200     657,129
    OKUMA Corp.                                              82,200   5,674,457
    Okumura Corp.                                            95,400   4,126,988
    Okura Industrial Co., Ltd.                              223,000   1,357,660
    Okuwa Co., Ltd.                                          81,000     843,509
    Olympic Group Corp.                                      18,200     102,285
    Olympus Corp.                                            99,300   3,825,436
*   Omikenshi Co., Ltd.                                     464,000     596,132
    Omron Corp.                                             176,900  11,087,785
    Ono Pharmaceutical Co., Ltd.                             47,900   1,183,477
    ONO Sokki Co., Ltd.                                      30,100     246,282
#   Onoken Co., Ltd.                                         73,100   1,305,846
    Onward Holdings Co., Ltd.                               569,000   4,893,502
#   Ootoya Holdings Co., Ltd.                                 3,500      76,256
*   Open Door, Inc.                                          14,100     353,806
    Open House Co., Ltd.                                    150,100   8,824,129
#*  OPT Holding, Inc.                                        65,500     894,581
    Optex Group Co., Ltd.                                    30,700   1,965,976
#*  Optim Corp.                                              11,200     265,998
    Oracle Corp.                                             20,200   1,631,526
    Organo Corp.                                             31,800   1,051,218
#   Orient Corp.                                          1,522,300   2,518,542
    Oriental Land Co., Ltd.                                  53,300   5,209,693
    Origin Electric Co., Ltd.                                25,500     415,370
    ORIX Corp.                                            2,364,900  44,298,537
#   ORIX Corp. Sponsored ADR                                 17,419   1,642,437
    Osaka Gas Co., Ltd.                                     221,300   4,402,260
    Osaka Organic Chemical Industry, Ltd.                    70,000   1,103,946
#   Osaka Soda Co., Ltd.                                     43,199   1,112,377
    Osaka Steel Co., Ltd.                                    52,900   1,108,230
#   OSAKA Titanium Technologies Co., Ltd.                    17,200     448,462
    Osaki Electric Co., Ltd.                                231,500   1,705,628
    OSG Corp.                                               389,900   9,914,277
#   OSJB Holdings Corp.                                     437,500   1,294,263
    Otsuka Corp.                                             34,300   2,887,650
    Otsuka Holdings Co., Ltd.                               145,700   6,472,373
#   Otsuka Kagu, Ltd.                                        74,400     523,128
    OUG Holdings, Inc.                                        1,000      24,106
    Outsourcing, Inc.                                       245,300   4,647,704
    Oyo Corp.                                               117,000   1,563,138
    Pacific Industrial Co., Ltd.                            210,000   3,195,474
#*  Pacific Metals Co., Ltd.                                 73,200   2,407,269
    Pack Corp. (The)                                         40,700   1,403,839
    PAL GROUP Holdings Co., Ltd.                             59,700   1,708,051
    PALTAC Corp.                                            150,258   6,670,995
#   Paltek Corp.                                             15,800     114,008
    Panasonic Corp.                                       1,809,642  26,868,108
    PAPYLESS Co., Ltd.                                       11,200     209,994
    Paraca, Inc.                                              8,400     208,541
    Paramount Bed Holdings Co., Ltd.                         53,900   2,841,033
    Parco Co., Ltd.                                          97,500   1,378,801
    Paris Miki Holdings, Inc.                                73,700     342,211

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Park24 Co., Ltd.                                        154,800 $ 3,872,320
    Parker Corp.                                              3,000      20,040
    Pasco Corp.                                             111,000     338,349
    Pasona Group, Inc.                                      111,200   2,401,661
#   PC Depot Corp.                                          157,540   1,153,210
    PCI Holdings, Inc.                                        6,800     234,883
    Pegasus Sewing Machine Manufacturing Co., Ltd.           83,200     581,384
    Penta-Ocean Construction Co., Ltd.                    1,615,400  12,480,768
    People Co., Ltd.                                            800      13,297
#   Pepper Food Service Co., Ltd.                            34,500   1,524,098
*   PeptiDream, Inc.                                         47,100   1,935,530
#   Persol Holdings Co., Ltd.                               111,100   2,775,875
    PIA Corp.                                                 9,400     619,001
    Pickles Corp.                                               600      10,555
#   Pigeon Corp.                                             94,600   3,698,933
    Pilot Corp.                                              74,500   3,702,388
    Piolax, Inc.                                             87,000   2,610,003
#*  Pioneer Corp.                                         2,116,600   4,516,083
#   Plenus Co., Ltd.                                         91,900   1,801,598
    Pola Orbis Holdings, Inc.                               118,400   4,635,003
    Poletowin Pitcrew Holdings, Inc.                         67,800   1,426,955
    Press Kogyo Co., Ltd.                                   468,300   2,979,925
#   Pressance Corp.                                         191,300   2,747,088
#   Prestige International, Inc.                            122,100   1,602,732
    Prima Meat Packers, Ltd.                                830,000   5,679,984
    Pro-Ship, Inc.                                            3,700      78,490
    Pronexus, Inc.                                           35,500     479,033
#   Prospect Co., Ltd.                                    2,443,000   1,480,106
#   Proto Corp.                                              23,200     350,159
    PS Mitsubishi Construction Co., Ltd.                    153,700   1,340,692
    Punch Industry Co., Ltd.                                116,700   1,519,200
    Qol Co., Ltd.                                            79,900   1,589,333
    Quick Co., Ltd.                                          20,700     320,728
    Raccoon Co., Ltd.                                        27,700     195,052
    Raito Kogyo Co., Ltd.                                   250,800   2,847,620
#   Rakus Co., Ltd.                                          13,800     425,579
*   Rakuten, Inc.                                         1,029,500   9,316,845
    Rasa Corp.                                               16,900     153,228
#   Rasa Industries, Ltd.                                    39,999     948,213
    Raysum Co., Ltd.                                         78,600   1,206,105
    RECOMM Co., Ltd.                                         45,200     152,937
    Recruit Holdings Co., Ltd.                              348,600   8,513,103
*   Refinverse, Inc.                                          1,500      47,044
    Relia, Inc.                                              65,500     794,675
#   Relo Group, Inc.                                        238,800   7,091,624
    Renaissance, Inc.                                        24,400     400,001
    Renesas Easton Co., Ltd.                                 21,300     156,762
*   Renesas Electronics Corp.                                79,000     930,953
    Rengo Co., Ltd.                                       1,027,710   8,339,228
#*  Renown, Inc.                                            252,600     431,061
    Resol Holdings Co., Ltd.                                  1,900      80,204
    Resona Holdings, Inc.                                 1,846,200  11,180,429
    Resorttrust, Inc.                                       141,700   3,377,274

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Retail Partners Co., Ltd.                                 1,400 $    18,089
    Rheon Automatic Machinery Co., Ltd.                      65,400   1,327,998
    Rhythm Watch Co., Ltd.                                   29,300     617,758
    Riberesute Corp.                                         32,000     289,396
    Ricoh Co., Ltd.                                       1,164,119  11,474,594
    Ricoh Leasing Co., Ltd.                                  68,500   2,518,257
#   Ride On Express Holdings Co., Ltd.                       45,200     438,755
#   Right On Co., Ltd.                                       81,200     698,850
    Riken Corp.                                              36,700   2,082,636
#   Riken Keiki Co., Ltd.                                    39,300     885,860
    Riken Technos Corp.                                     213,700   1,217,980
    Riken Vitamin Co., Ltd.                                  18,800     730,301
#   Ringer Hut Co., Ltd.                                     48,300   1,081,470
    Rinnai Corp.                                             16,300   1,539,016
    Rion Co., Ltd.                                           25,800     690,030
    Riso Kagaku Corp.                                        79,858   1,508,209
    Riso Kyoiku Co., Ltd.                                   109,550     841,268
    Rock Field Co., Ltd.                                     60,000   1,197,345
    Rohm Co., Ltd.                                           57,600   6,345,530
    Rohto Pharmaceutical Co., Ltd.                          210,200   5,649,606
    Rokko Butter Co., Ltd.                                   73,100   1,874,946
    Roland DG Corp.                                          67,900   1,998,988
#   Rorze Corp.                                              48,900   1,224,102
    Round One Corp.                                         421,300   7,812,821
    Royal Holdings Co., Ltd.                                130,200   3,562,790
    RS Technologies Co., Ltd.                                 8,200     539,613
#*  RVH, Inc.                                                70,400     392,591
    Ryobi, Ltd.                                             136,900   4,088,771
    Ryoden Corp.                                             68,100   1,199,220
    Ryohin Keikaku Co., Ltd.                                 15,575   5,209,025
    Ryosan Co., Ltd.                                         87,200   3,351,958
#   Ryoyo Electro Corp.                                     128,600   2,282,287
    S Foods, Inc.                                            61,600   2,687,297
    S LINE Co., Ltd.                                          1,600      17,642
    S&B Foods, Inc.                                             400      46,901
    Sac's Bar Holdings, Inc.                                 82,000     914,108
#   Sagami Rubber Industries Co., Ltd.                       23,000     418,421
    Saibu Gas Co., Ltd.                                      66,100   1,735,431
    Saizeriya Co., Ltd.                                     143,400   4,349,099
    Sakai Chemical Industry Co., Ltd.                        62,600   1,758,249
    Sakai Heavy Industries, Ltd.                             18,700     810,309
    Sakai Moving Service Co., Ltd.                           38,500   1,845,278
#   Sakai Ovex Co., Ltd.                                     23,499     563,909
    Sakata INX Corp.                                        142,800   2,421,054
    Sakata Seed Corp.                                         8,200     288,160
#   Sakura Internet, Inc.                                    45,500     347,220
#   Sala Corp.                                              221,500   1,433,647
    SAMTY Co., Ltd.                                         108,700   1,954,643
    San Holdings, Inc.                                        7,500     200,998
    San-A Co., Ltd.                                          58,500   2,889,387
    San-Ai Oil Co., Ltd.                                    198,500   2,899,500
    San-In Godo Bank, Ltd. (The)                            531,400   5,508,776
#*  Sanden Holdings Corp.                                   142,300   3,110,361

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Sanei Architecture Planning Co., Ltd.                    47,300 $ 1,005,913
    Sangetsu Corp.                                          138,900   2,766,861
*   Sanix, Inc.                                              58,300     128,703
    Sanken Electric Co., Ltd.                               783,000   5,741,373
    Sanki Engineering Co., Ltd.                             208,900   2,367,276
#   Sanko Gosei, Ltd.                                        76,500     581,699
    Sanko Marketing Foods Co., Ltd.                           9,300      85,045
#   Sanko Metal Industrial Co., Ltd.                         11,300     441,511
    Sankyo Co., Ltd.                                        111,900   3,635,691
    Sankyo Frontier Co., Ltd.                                 6,500     197,413
    Sankyo Seiko Co., Ltd.                                  132,700     592,796
#   Sankyo Tateyama, Inc.                                   118,700   1,669,927
    Sankyu, Inc.                                            253,600  11,836,809
    Sanoh Industrial Co., Ltd.                              124,700     994,892
    Sanoyas Holdings Corp.                                  144,600     386,471
#   Sanrio Co., Ltd.                                         78,800   1,356,306
    Sansei Technologies, Inc.                                35,500     456,391
#   Sansha Electric Manufacturing Co., Ltd.                  43,900     675,390
    Sanshin Electronics Co., Ltd.                           108,100   2,041,593
    Santen Pharmaceutical Co., Ltd.                         205,900   3,343,300
    Sanwa Holdings Corp.                                    829,300  11,521,010
    Sanyei Corp.                                                300      11,506
    Sanyo Chemical Industries, Ltd.                          58,100   3,078,994
    Sanyo Denki Co., Ltd.                                    35,000   2,797,796
    Sanyo Electric Railway Co., Ltd.                         27,000     687,881
    Sanyo Engineering & Construction, Inc.                    5,800      48,123
    Sanyo Housing Nagoya Co., Ltd.                           39,100     449,619
    Sanyo Industries, Ltd.                                    1,500      29,823
#   Sanyo Shokai, Ltd.                                       79,899   1,553,899
    Sanyo Special Steel Co., Ltd.                           105,100   2,668,159
    Sanyo Trading Co., Ltd.                                  37,600     930,606
    Sapporo Holdings, Ltd.                                  341,800  10,303,918
    Sata Construction Co., Ltd.                              39,700     164,879
    Sato Holdings Corp.                                     131,200   4,236,419
    Sato Shoji Corp.                                         25,400     291,754
    Satori Electric Co., Ltd.                                87,400     912,790
    Sawada Holdings Co., Ltd.                                66,000     684,504
    Sawai Pharmaceutical Co., Ltd.                          201,800   9,188,090
    Saxa Holdings, Inc.                                      23,000     445,863
    SBI Holdings, Inc.                                      632,380  15,373,331
    SBS Holdings, Inc.                                      111,600   1,162,838
#   Scala, Inc.                                              83,000     630,428
    SCREEN Holdings Co., Ltd.                               109,800   9,570,415
#   Scroll Corp.                                            130,700     611,568
    SCSK Corp.                                               49,659   2,288,217
    SEC Carbon, Ltd.                                          3,700     236,795
    Secom Co., Ltd.                                          95,400   7,311,867
    Secom Joshinetsu Co., Ltd.                                1,500      60,049
    Seed Co., Ltd.                                           11,500     662,861
    Sega Sammy Holdings, Inc.                               733,512  10,266,942
    Seibu Electric Industry Co., Ltd.                         5,399     147,853
    Seibu Holdings, Inc.                                    311,600   6,245,660
    Seika Corp.                                              32,200     870,071

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Seikitokyu Kogyo Co., Ltd.                              186,699 $ 1,093,227
    Seiko Epson Corp.                                       522,000  12,715,193
    Seiko Holdings Corp.                                    141,400   4,071,807
#   Seiko PMC Corp.                                          27,500     304,267
    Seino Holdings Co., Ltd.                                449,700   7,478,121
    Seiren Co., Ltd.                                        215,600   4,453,145
    Sekisui Chemical Co., Ltd.                              694,000  13,269,568
#   Sekisui House, Ltd.                                     639,900  11,757,104
    Sekisui Jushi Corp.                                      92,900   2,120,636
    Sekisui Plastics Co., Ltd.                              116,500   1,481,654
    Senko Group Holdings Co., Ltd.                          581,400   4,182,424
    Senshu Electric Co., Ltd.                                16,700     491,126
    Senshu Ikeda Holdings, Inc.                           1,122,760   4,324,158
*   Senshukai Co., Ltd.                                     142,200     789,132
    Septeni Holdings Co., Ltd.                              209,100     711,885
    Seria Co., Ltd.                                          57,000   3,400,614
    Seven & I Holdings Co., Ltd.                            952,252  39,289,705
    Seven Bank, Ltd.                                      2,094,800   7,742,495
#   SFP Holdings Co., Ltd.                                   42,200     813,634
#*  Sharp Corp.                                              44,399   1,662,028
    Shibaura Electronics Co., Ltd.                           33,800   1,910,265
    Shibaura Mechatronics Corp.                             131,000     557,518
    Shibusawa Warehouse Co., Ltd. (The)                      32,000     590,603
    Shibuya Corp.                                            70,800   3,037,208
#   Shidax Corp.                                             31,900     144,734
*   SHIFT, Inc.                                              15,400     620,387
    Shiga Bank, Ltd. (The)                                1,006,185   5,428,579
    Shikibo, Ltd.                                            34,400     435,800
    Shikoku Bank, Ltd. (The)                                155,400   2,360,649
    Shikoku Chemicals Corp.                                  98,300   1,639,235
#   Shikoku Electric Power Co., Inc.                        291,700   3,314,392
    Shima Seiki Manufacturing, Ltd.                          19,800   1,437,181
    Shimachu Co., Ltd.                                      214,300   7,066,309
    Shimadzu Corp.                                          284,600   7,229,326
    Shimamura Co., Ltd.                                      63,978   7,521,579
    Shimano, Inc.                                            30,400   4,357,487
    Shimizu Bank, Ltd. (The)                                 27,800     830,107
    Shimizu Corp.                                         1,288,100  13,249,525
    Shimojima Co., Ltd.                                       5,900      63,851
    Shin Nippon Air Technologies Co., Ltd.                   54,300     762,677
#*  Shin Nippon Biomedical Laboratories, Ltd.                73,200     395,044
    Shin-Etsu Chemical Co., Ltd.                            122,100  13,970,173
    Shin-Etsu Polymer Co., Ltd.                             149,900   1,808,705
    Shin-Keisei Electric Railway Co., Ltd.                    7,600     151,382
    Shinagawa Refractories Co., Ltd.                         27,200     825,471
    Shindengen Electric Manufacturing Co., Ltd.              36,900   3,417,835
#*  Shinkawa, Ltd.                                           81,700   1,108,725
    Shinko Electric Industries Co., Ltd.                    329,700   2,804,391
#   Shinko Plantech Co., Ltd.                               196,300   2,032,064
    Shinko Shoji Co., Ltd.                                   93,600   1,819,400
#   Shinko Wire Co., Ltd.                                     4,700      72,383
    Shinmaywa Industries, Ltd.                              398,000   3,829,062
    Shinnihon Corp.                                         144,100   1,363,568

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Shinoken Group Co., Ltd.                                 93,100 $ 2,242,381
    Shinsei Bank, Ltd.                                      272,500   4,764,535
    Shinsho Corp.                                            22,500     813,999
    Shinwa Co., Ltd.                                         22,000     514,211
#   Shionogi & Co., Ltd.                                    198,200  10,970,470
    Ship Healthcare Holdings, Inc.                          212,600   6,921,327
#   Shirai Electronics Industrial Co., Ltd.                  18,200     128,248
    Shiseido Co., Ltd.                                      247,100  12,690,345
    Shizuki Electric Co., Inc.                               29,000     259,320
    Shizuoka Bank, Ltd. (The)                               845,000   9,036,047
    Shizuoka Gas Co., Ltd.                                  240,300   2,100,023
#   Shobunsha Publications, Inc.                             47,400     328,831
    Shochiku Co., Ltd.                                        4,900     727,198
    Shoei Co., Ltd.                                          29,000   1,331,451
    Shoei Foods Corp.                                        65,100   2,656,387
    Shofu, Inc.                                               9,100     123,560
*   Shoko Co., Ltd.                                         263,000     330,584
    Showa Aircraft Industry Co., Ltd.                        13,853     184,911
    Showa Corp.                                             218,400   2,747,203
    Showa Denko K.K.                                        667,400  31,050,904
#*  Showa Holdings Co., Ltd.                                 85,700      71,407
    Showa Sangyo Co., Ltd.                                   87,900   2,272,705
    Showa Shell Sekiyu K.K.                                 455,100   6,469,762
#   Showa Shinku Co., Ltd.                                    6,400     148,630
    Showcase TV, Inc.                                           700      10,785
    Sigma Koki Co., Ltd.                                      5,600     130,515
    SIGMAXYZ, Inc.                                           19,800     276,516
#   Siix Corp.                                               69,500   3,157,944
    Sinanen Holdings Co., Ltd.                               31,300     746,354
    Sinfonia Technology Co., Ltd.                           662,000   2,846,933
    Sinko Industries, Ltd.                                   81,600   1,589,962
    Sintokogio, Ltd.                                        205,600   2,646,741
    SK-Electronics Co., Ltd.                                 28,200     553,301
    SKY Perfect JSAT Holdings, Inc.                         792,900   3,756,143
    Skylark Co., Ltd.                                       319,200   4,600,357
    SMC Corp.                                                 8,700   4,287,652
    SMK Corp.                                               201,000     888,867
#   SMS Co., Ltd.                                            97,900   3,479,347
#   Snow Peak, Inc.                                          12,900     170,275
    SNT Corp.                                                24,100     182,739
#   Soda Nikka Co., Ltd.                                     22,400     133,018
#   Sodick Co., Ltd.                                        187,500   2,621,074
    Soft99 Corp.                                             10,600     139,717
    SoftBank Group Corp.                                    496,332  41,239,156
    Softbank Technology Corp.                                33,600     650,005
#   Softbrain Co., Ltd.                                      69,300     282,842
    Softcreate Holdings Corp.                                 8,800     118,755
    Software Service, Inc.                                    5,500     414,402
    Sogo Medical Co., Ltd.                                   51,600   3,114,082
#   Sohgo Security Services Co., Ltd.                       135,900   7,394,062
    Sojitz Corp.                                          3,455,200  11,186,156
    Soken Chemical & Engineering Co., Ltd.                    5,100     111,739
    Solasto Corp.                                            16,200     430,671

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Soliton Systems K.K.                                     16,900 $   264,328
    Sompo Holdings, Inc.                                    364,900  14,652,225
    Sony Corp.                                              611,200  29,313,804
    Sony Corp. Sponsored ADR                                344,389  16,510,009
    Sony Financial Holdings, Inc.                           175,100   3,220,576
#   Soshin Electric Co., Ltd.                                 6,500      47,227
    Sotetsu Holdings, Inc.                                  119,400   3,300,476
    Sotoh Co., Ltd.                                           7,300      75,113
#   Sourcenext Corp.                                         61,600     411,981
    Space Co., Ltd.                                          25,960     366,392
    Sparx Group Co., Ltd.                                   246,100     797,806
    SPK Corp.                                                 9,100     257,327
    Square Enix Holdings Co., Ltd.                           84,900   3,878,131
    SRA Holdings                                             45,600   1,629,263
    Srg Takamiya Co., Ltd.                                   84,500     521,204
    SRS Holdings Co., Ltd.                                    4,600      39,712
    ST Corp.                                                 24,300     555,149
    St Marc Holdings Co., Ltd.                               84,200   2,388,568
    St-Care Holding Corp.                                    49,200     360,601
    Stanley Electric Co., Ltd.                              293,800  11,959,109
    Star Mica Co., Ltd.                                      37,700     681,592
#   Star Micronics Co., Ltd.                                 55,200   1,159,936
    Start Today Co., Ltd.                                   186,000   5,495,798
    Starts Corp., Inc.                                      161,700   4,513,329
    Starzen Co., Ltd.                                        29,099   1,477,252
#   Stella Chemifa Corp.                                     54,700   1,859,146
    Step Co., Ltd.                                            9,200     161,575
#   Strike Co., Ltd.                                          6,600     392,934
    Studio Alice Co., Ltd.                                   54,800   1,410,895
    Subaru Corp.                                            525,900  17,516,940
#   Subaru Enterprise Co., Ltd.                               3,100     203,435
    Sugi Holdings Co., Ltd.                                  41,800   2,228,861
    Sugimoto & Co., Ltd.                                     20,200     350,457
#   Sumco Corp.                                             338,160   9,203,464
#   Sumida Corp.                                            150,200   2,846,413
    Suminoe Textile Co., Ltd.                                25,100     734,284
#   Sumiseki Holdings, Inc.                                 294,000     499,206
    Sumitomo Bakelite Co., Ltd.                             721,000   6,193,403
    Sumitomo Chemical Co., Ltd.                           4,126,852  30,365,193
    Sumitomo Corp.                                          693,700  11,994,492
#   Sumitomo Dainippon Pharma Co., Ltd.                     214,900   3,172,409
    Sumitomo Densetsu Co., Ltd.                              75,100   1,583,065
    Sumitomo Electric Industries, Ltd.                    1,251,300  21,416,168
    Sumitomo Forestry Co., Ltd.                             599,800  10,332,880
    Sumitomo Heavy Industries, Ltd.                         273,896  12,560,622
    Sumitomo Metal Mining Co., Ltd.                         251,500  11,808,806
    Sumitomo Mitsui Construction Co., Ltd.                1,005,480   5,738,028
    Sumitomo Mitsui Financial Group, Inc.                   982,770  44,259,984
    Sumitomo Mitsui Trust Holdings, Inc.                    277,473  11,553,672
    Sumitomo Osaka Cement Co., Ltd.                       1,763,000   8,299,804
    Sumitomo Precision Products Co., Ltd.                   138,000     518,409
    Sumitomo Realty & Development Co., Ltd.                 470,000  18,132,811
    Sumitomo Riko Co., Ltd.                                 198,400   2,097,346

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Sumitomo Rubber Industries, Ltd.                        515,263 $10,036,242
    Sumitomo Seika Chemicals Co., Ltd.                       55,200   2,881,505
    Sumitomo Warehouse Co., Ltd. (The)                      596,000   4,443,439
    Sun A Kaken Co., Ltd.                                     1,800      14,227
#   Sun Corp.                                                57,700     373,992
    Sun Frontier Fudousan Co., Ltd.                         155,300   1,963,088
    Sun-Wa Technos Corp.                                     35,900     823,038
    Suncall Corp.                                             7,800      53,989
    Sundrug Co., Ltd.                                        67,400   2,900,710
    Suntory Beverage & Food, Ltd.                            84,700   4,062,435
    Suruga Bank, Ltd.                                       290,300   5,885,592
    Suzuden Corp.                                             4,800      78,527
    Suzuken Co., Ltd.                                       201,420   8,585,706
    Suzuki Co., Ltd.                                         35,300     419,524
    Suzuki Motor Corp.                                      282,300  16,213,909
*   SWCC Showa Holdings Co., Ltd.                           139,900   1,201,629
*   Synchro Food Co., Ltd.                                    1,700      50,112
    Sysmex Corp.                                             59,900   4,715,183
    System Information Co., Ltd.                              5,900      65,996
    Systemsoft Corp.                                         79,400     106,344
    Systena Corp.                                            43,400   1,498,007
    Syuppin Co., Ltd.                                        46,900     613,629
    T Hasegawa Co., Ltd.                                     59,000   1,226,180
    T RAD Co., Ltd.                                          34,000   1,186,565
    T&D Holdings, Inc.                                      936,010  16,782,850
    T&K Toka Co., Ltd.                                       53,800     723,272
    T-Gaia Corp.                                             55,100   1,369,288
    Tachi-S Co., Ltd.                                       129,000   2,350,737
    Tachibana Eletech Co., Ltd.                              69,980   1,371,870
#   Tachikawa Corp.                                          38,000     500,053
    Tacmina Corp.                                               900      14,927
    Tadano, Ltd.                                            336,521   5,890,956
    Taihei Dengyo Kaisha, Ltd.                               75,600   1,954,865
    Taiheiyo Cement Corp.                                   357,436  15,169,257
    Taiheiyo Kouhatsu, Inc.                                  33,499     318,940
    Taiho Kogyo Co., Ltd.                                    87,700   1,333,098
    Taikisha, Ltd.                                           67,500   2,358,346
    Taiko Bank, Ltd. (The)                                   17,000     379,619
    Taiko Pharmaceutical Co., Ltd.                           13,500     308,693
    Taisei Corp.                                            207,680  10,600,097
    Taisei Lamick Co., Ltd.                                  15,700     471,964
    Taisho Pharmaceutical Holdings Co., Ltd.                 36,200   2,948,501
    Taiyo Holdings Co., Ltd.                                 46,500   2,269,202
#   Taiyo Nippon Sanso Corp.                                291,700   4,534,328
    Taiyo Yuden Co., Ltd.                                   605,300  10,243,839
    Takachiho Koheki Co., Ltd.                                2,900      31,459
*   Takagi Seiko Corp.                                        2,600     105,337
    Takamatsu Construction Group Co., Ltd.                   43,200   1,231,448
    Takamatsu Machinery Co., Ltd.                             1,500      19,294
    Takano Co., Ltd.                                         11,800     119,249
    Takaoka Toko Co., Ltd.                                   51,174     821,321
    Takara Holdings, Inc.                                   305,200   3,766,673
#   Takara Leben Co., Ltd.                                  517,300   2,316,019

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Takara Printing Co., Ltd.                                22,800 $   364,222
    Takara Standard Co., Ltd.                               148,548   2,458,823
    Takasago International Corp.                             61,200   1,894,484
    Takasago Thermal Engineering Co., Ltd.                  157,700   2,985,778
    Takashima & Co., Ltd.                                    17,900     379,986
    Takashimaya Co., Ltd.                                   841,000   8,750,947
#   Take And Give Needs Co., Ltd.                            54,940     575,425
    TAKEBISHI Corp.                                           9,900     172,436
    Takeda Pharmaceutical Co., Ltd.                         300,500  17,601,416
    Takeei Corp.                                             83,300   1,060,859
    Takeuchi Manufacturing Co., Ltd.                        184,100   4,791,442
#   Takihyo Co., Ltd.                                         6,300     134,142
    Takisawa Machine Tool Co., Ltd.                          31,400     707,782
    Takuma Co., Ltd.                                        245,200   3,331,914
    Tama Home Co., Ltd.                                     101,100   1,101,694
    Tamron Co., Ltd.                                         63,800   1,408,873
    Tamura Corp.                                            331,000   2,627,224
    Tanabe Engineering Corp.                                  7,800      93,584
    Tanabe Management Consulting Co., Ltd.                    1,000      16,807
#   Tanseisha Co., Ltd.                                     163,549   1,842,400
    Tatsuta Electric Wire and Cable Co., Ltd.               180,600   1,336,702
#   Tayca Corp.                                              73,000   2,236,960
#   Tazmo Co., Ltd.                                          18,500     343,215
    TBK Co., Ltd.                                            89,700     466,673
    TDC Soft, Inc.                                           16,600     191,300
    TDK Corp.                                               184,100  17,042,071
#   TDK Corp. Sponsored ADR                                  46,731   4,403,228
#*  Teac Corp.                                              413,000     170,741
    Tear Corp.                                                8,200      84,228
    TechMatrix Corp.                                         37,700     717,983
    TECHNO ASSOCIE Co., Ltd.                                  3,000      37,975
    Techno Medica Co., Ltd.                                   1,200      21,003
    Techno Ryowa, Ltd.                                       17,170     134,235
#   Techno Smart Corp.                                       24,600     415,985
    TechnoPro Holdings, Inc.                                100,700   5,529,918
#   Tecnos Japan, Inc.                                       45,200     382,865
    Teijin, Ltd.                                            916,950  20,330,222
    Teikoku Electric Manufacturing Co., Ltd.                 67,200     923,047
#   Teikoku Sen-I Co., Ltd.                                  42,900     935,503
    Teikoku Tsushin Kogyo Co., Ltd.                          34,100     434,349
    Tekken Corp.                                             46,199   1,395,028
    Tenma Corp.                                              65,800   1,316,003
    Tenox Corp.                                               6,000      63,260
#   Tenpos Holdings Co., Ltd.                                10,700     261,380
    Teraoka Seisakusho Co., Ltd.                              8,600      75,249
    Terumo Corp.                                            120,500   5,897,833
    TESEC Corp.                                               1,400      28,767
    THK Co., Ltd.                                           218,800   9,140,921
    Tigers Polymer Corp.                                     14,200     114,186
    TIS, Inc.                                               381,400  13,532,329
#   Titan Kogyo, Ltd.                                         3,800     105,894
    TKC Corp.                                                56,100   2,049,350
    Toa Corp.(6894434)                                       68,700     874,860

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
*   Toa Corp.(6894508)                                       77,400 $ 2,120,233
    Toa Oil Co., Ltd.                                       363,000     542,681
    TOA ROAD Corp.                                           19,900     789,097
#   Toabo Corp.                                              24,400     134,293
    Toagosei Co., Ltd.                                      521,650   6,751,239
    Tobishima Corp.                                         959,600   1,593,113
    Tobu Railway Co., Ltd.                                  110,600   3,728,713
    Tobu Store Co., Ltd.                                      4,500     125,496
    TOC Co., Ltd.                                           107,700     930,659
    Tocalo Co., Ltd.                                         61,400   3,084,099
    Tochigi Bank, Ltd. (The)                                242,000   1,009,428
    Toda Corp.                                              640,000   5,042,423
#   Toda Kogyo Corp.                                         16,500     693,922
#   Toei Animation Co., Ltd.                                  9,800     941,529
    Toei Co., Ltd.                                           32,400   3,337,153
    Toell Co., Ltd.                                          22,600     212,152
    Toenec Corp.                                             29,900     899,452
    Togami Electric Manufacturing Co., Ltd.                  10,600     240,591
    Toho Bank, Ltd. (The)                                   936,000   3,391,793
    Toho Chemical Industry Co., Ltd.                         17,000     118,085
    Toho Co., Ltd.(6895200)                                 108,300   3,672,033
    Toho Co., Ltd.(6895211)                                  17,200     412,727
    Toho Gas Co., Ltd.                                      101,500   2,980,295
#   Toho Holdings Co., Ltd.                                 219,700   5,103,154
    Toho Titanium Co., Ltd.                                 185,600   2,632,198
    Toho Zinc Co., Ltd.                                      76,300   4,648,735
    Tohoku Bank, Ltd. (The)                                  34,600     472,981
    Tohoku Electric Power Co., Inc.                         256,600   3,321,096
    Tohoku Steel Co., Ltd.                                    4,000      89,630
    Tohto Suisan Co., Ltd.                                    6,700     125,077
    Tokai Carbon Co., Ltd.                                  186,400   2,716,638
    Tokai Corp.                                              59,200   1,443,453
    TOKAI Holdings Corp.                                    439,400   4,243,589
#   Tokai Lease Co., Ltd.                                     4,000      81,521
    Tokai Rika Co., Ltd.                                    281,400   6,121,924
    Tokai Tokyo Financial Holdings, Inc.                    896,200   6,865,529
    Token Corp.                                              45,270   5,210,916
    Tokio Marine Holdings, Inc.                             501,812  23,726,614
#   Tokio Marine Holdings, Inc. ADR                          61,104   2,903,662
    Tokushu Tokai Paper Co., Ltd.                            39,538   1,518,684
    Tokuyama Corp.                                          361,599  11,512,585
#*  Tokyo Base Co., Ltd.                                     15,100     621,281
    Tokyo Broadcasting System Holdings, Inc.                 46,400   1,118,074
    Tokyo Century Corp.                                     164,130   8,880,222
#   Tokyo Dome Corp.                                        360,200   3,441,336
*   Tokyo Electric Power Co. Holdings, Inc.                 818,012   3,321,651
    Tokyo Electron Device, Ltd.                              31,900     668,299
    Tokyo Electron, Ltd.                                     90,800  17,128,716
    Tokyo Energy & Systems, Inc.                             97,100     987,438
    Tokyo Gas Co., Ltd.                                     236,300   5,638,274
#   Tokyo Individualized Educational Institute, Inc.         48,000     505,455
#   Tokyo Keiki, Inc.                                        64,499     819,435
#*  Tokyo Kikai Seisakusho, Ltd.                              9,499      51,883

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Tokyo Ohka Kogyo Co., Ltd.                              105,200 $ 4,829,685
    Tokyo Printing Ink Manufacturing Co., Ltd.                  900      35,325
    Tokyo Radiator Manufacturing Co., Ltd.                    3,600      31,817
#   Tokyo Rakutenchi Co., Ltd.                                5,400     282,274
    Tokyo Rope Manufacturing Co., Ltd.                       77,399   1,305,038
    Tokyo Sangyo Co., Ltd.                                   66,000     358,387
    Tokyo Seimitsu Co., Ltd.                                127,300   5,573,956
    Tokyo Steel Manufacturing Co., Ltd.                     359,600   3,190,832
    Tokyo Tatemono Co., Ltd.                                528,000   8,512,797
    Tokyo Tekko Co., Ltd.                                    24,400     441,396
#   Tokyo Theatres Co., Inc.                                 35,500     480,663
    Tokyo TY Financial Group, Inc.                          164,374   4,548,801
    Tokyotokeiba Co., Ltd.                                   47,800   1,944,481
    Tokyu Construction Co., Ltd.                            422,480   4,595,291
    Tokyu Corp.                                             303,500   5,090,711
    Tokyu Fudosan Holdings Corp.                          2,468,094  19,541,228
    Tokyu Recreation Co., Ltd.                               39,819     351,006
    Toli Corp.                                              179,500     720,763
    Tomato Bank, Ltd.                                        19,900     281,239
#   Tomen Devices Corp.                                       3,500     103,387
    Tomoe Corp.                                             131,900     736,612
#   Tomoe Engineering Co., Ltd.                              31,700     587,531
    Tomoegawa Co., Ltd.                                     107,000     325,576
    Tomoku Co., Ltd.                                         47,400     955,439
    TOMONY Holdings, Inc.                                   668,900   3,313,115
    Tomy Co., Ltd.                                          366,400   5,546,078
    Tonami Holdings Co., Ltd.                                24,200   1,230,344
    Topcon Corp.                                            311,400   7,928,045
    Toppan Forms Co., Ltd.                                  225,700   2,548,436
    Toppan Printing Co., Ltd.                               855,000   8,059,688
    Topre Corp.                                             205,300   6,262,769
    Topy Industries, Ltd.                                    79,000   2,578,858
    Toray Industries, Inc.                                1,906,600  19,020,047
#   Torex Semiconductor, Ltd.                                36,000     567,124
    Toridoll Holdings Corp.                                  68,300   2,396,543
    Torigoe Co., Ltd. (The)                                  28,600     257,875
    Torii Pharmaceutical Co., Ltd.                           67,600   1,917,146
#   Torikizoku Co., Ltd.                                     19,300     590,553
    Torishima Pump Manufacturing Co., Ltd.                   77,300     788,034
    Tosei Corp.                                             179,100   2,214,028
*   Toshiba Corp.                                         1,415,000   4,049,191
    Toshiba Machine Co., Ltd.                               376,000   3,084,308
    Toshiba Plant Systems & Services Corp.                  122,300   2,412,401
    Toshiba TEC Corp.                                       697,000   4,236,196
#   Tosho Co., Ltd.                                          42,700   1,436,244
#   Tosho Printing Co., Ltd.                                 90,200     810,539
    Tosoh Corp.                                             889,500  20,478,320
#   Totech Corp.                                              8,200     244,859
    Totetsu Kogyo Co., Ltd.                                 100,100   3,250,221
    TOTO, Ltd.                                              110,000   6,315,796
    Totoku Electric Co., Ltd.                                 4,600     132,793
    Tottori Bank, Ltd. (The)                                 22,400     371,787
#   Toukei Computer Co., Ltd.                                11,000     319,190

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
#   Tow Co., Ltd.                                           71,000 $    660,648
    Towa Bank, Ltd. (The)                                  157,300    2,175,783
    Towa Corp.                                             140,000    2,988,092
    Towa Pharmaceutical Co., Ltd.                           48,200    2,718,152
    Toyo Construction Co., Ltd.                            390,400    2,236,685
    Toyo Corp.                                              88,800      810,369
#   Toyo Denki Seizo K.K.                                   41,800      762,497
#   Toyo Engineering Corp.                                 175,000    2,133,819
    Toyo Gosei Co., Ltd.                                    10,900      196,273
    Toyo Ink SC Holdings Co., Ltd.                         897,000    5,462,892
    Toyo Kanetsu K.K.                                       41,600    1,647,824
    Toyo Kohan Co., Ltd.                                   240,600    1,239,644
    Toyo Machinery & Metal Co., Ltd.                        68,300      694,177
    Toyo Securities Co., Ltd.                              326,000    1,048,252
    Toyo Seikan Group Holdings, Ltd.                       440,700    7,143,949
    Toyo Sugar Refining Co., Ltd.                            2,900       32,221
    Toyo Suisan Kaisha, Ltd.                                91,000    3,702,961
    Toyo Tanso Co., Ltd.                                    48,600    1,683,072
    Toyo Tire & Rubber Co., Ltd.                           458,900    9,800,018
#   Toyo Wharf & Warehouse Co., Ltd.                        25,800      431,282
    Toyobo Co., Ltd.                                       412,077    7,863,719
    Toyoda Gosei Co., Ltd.                                 359,000    9,554,114
    Toyota Boshoku Corp.                                   333,700    7,161,405
    Toyota Industries Corp.                                122,300    7,994,803
    Toyota Motor Corp.                                   2,741,740  188,898,563
#   Toyota Motor Corp. Sponsored ADR                       408,823   56,384,868
    Toyota Tsusho Corp.                                    481,946   19,586,863
    TPR Co., Ltd.                                          135,100    4,346,820
    Trancom Co., Ltd.                                       36,500    2,718,831
#   Transaction Co., Ltd.                                   24,500      258,077
    Transcosmos, Inc.                                       72,000    1,914,947
*   Trend Micro, Inc.                                       53,600    2,901,529
*   Trend Micro, Inc. Sponsored ADR                          3,540      192,364
    Tri Chemical Laboratories, Inc.                         12,700      583,185
    Trinity Industrial Corp.                                 3,000       31,337
    Trusco Nakayama Corp.                                  134,022    3,973,309
    Trust Tech, Inc.                                        19,300      564,202
    TS Tech Co., Ltd.                                      235,000   10,071,310
    TSI Holdings Co., Ltd.                                 392,390    2,783,825
    Tsubaki Nakashima Co., Ltd.                             26,200      748,215
    Tsubakimoto Chain Co.                                  663,000    5,598,696
    Tsubakimoto Kogyo Co., Ltd.                              7,600      223,490
#*  Tsudakoma Corp.                                        215,000      589,218
    Tsugami Corp.                                          102,000    1,524,634
    Tsukada Global Holdings, Inc.                           85,900      509,421
    Tsukamoto Corp. Co., Ltd.                                3,700       48,011
    Tsukishima Kikai Co., Ltd.                             113,100    1,468,941
    Tsukuba Bank, Ltd.                                     325,200    1,215,597
    Tsukui Corp.                                           257,800    2,031,517
    Tsumura & Co.                                           31,900    1,075,219
    Tsuruha Holdings, Inc.                                  35,100    4,902,041
    Tsurumi Manufacturing Co., Ltd.                         58,100    1,109,551
    Tsutsumi Jewelry Co., Ltd.                              38,400      759,369

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Tsuzuki Denki Co., Ltd.                                   7,600 $    69,360
    TTK Co., Ltd.                                             4,000      23,444
    TV Asahi Holdings Corp.                                 104,500   2,160,940
    Tv Tokyo Holdings Corp.                                  63,800   1,455,729
#   TYK Corp.                                               129,100     526,232
#*  U-Shin, Ltd.                                            113,300     756,043
#   UACJ Corp.                                              183,914   4,961,956
    Ube Industries, Ltd.                                    535,665  16,000,612
    Uchida Yoko Co., Ltd.                                    23,800     736,294
    Uchiyama Holdings Co., Ltd.                              19,300     104,446
#   UKC Holdings Corp.                                       93,500   1,994,212
    Ulvac, Inc.                                             172,500  11,563,148
#   UMC Electronics Co., Ltd.                                13,400     405,267
    Unicharm Corp.                                           96,800   2,592,842
    Uniden Holdings Corp.                                   349,000   1,056,281
    UNIMAT Retirement Community Co., Ltd.                    10,400     184,203
#   Union Tool Co.                                           22,900     904,365
    Unipres Corp.                                           248,700   6,627,197
    United Arrows, Ltd.                                      73,500   3,232,713
    United Super Markets Holdings, Inc.                     201,800   2,048,265
#   UNITED, Inc.                                             28,800     915,328
*   Unitika, Ltd.                                           219,800   1,606,878
#   Universal Entertainment Corp.                            50,500   2,408,427
    Unizo Holdings Co., Ltd.                                114,600   3,304,157
    Uoriki Co., Ltd.                                          2,700      29,516
    Urbanet Corp. Co., Ltd.                                 127,800     405,891
    Ushio, Inc.                                             468,100   7,178,714
    USS Co., Ltd.                                            93,200   2,087,347
*   UT Group Co., Ltd.                                       78,500   2,585,274
    Utoc Corp.                                               38,400     174,288
    V Technology Co., Ltd.                                   14,100   2,808,334
#*  V-Cube, Inc.                                             32,300     159,246
    Valor Holdings Co., Ltd.                                194,600   4,681,955
    Value HR Co., Ltd.                                          800      16,969
    ValueCommerce Co., Ltd.                                  72,700     649,953
    Vector, Inc.                                             70,800   1,416,521
#   VeriServe Corp.                                          11,700     393,536
    VIA Holdings, Inc.                                       42,000     283,569
    Village Vanguard Co., Ltd.                               26,000     244,464
#*  Vision, Inc.                                             10,100     297,983
*   Visionary Holdings Co., Ltd.                            416,700     274,823
    Vital KSK Holdings, Inc.                                174,285   1,542,744
    Vitec Holdings Co., Ltd.                                 47,600     794,267
    Voyage Group, Inc.                                       62,700     857,369
#   VT Holdings Co., Ltd.                                   512,300   2,829,783
    W-Scope Corp.                                             1,600      31,598
    Wacoal Holdings Corp.                                   233,300   7,174,778
    Wakachiku Construction Co., Ltd.                         59,600     952,742
    Wakamoto Pharmaceutical Co., Ltd.                         9,000      23,264
    Wakita & Co., Ltd.                                      182,900   2,268,611
#   Warabeya Nichiyo Holdings Co., Ltd.                     103,000   2,645,331
    Watahan & Co., Ltd.                                      23,000     944,595
    WATAMI Co., Ltd.                                         73,700   1,089,299

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Watts Co., Ltd.                                          10,100 $   106,710
    WDB Holdings Co., Ltd.                                   18,500     658,847
    Weathernews, Inc.                                        14,000     434,608
    Welcia Holdings Co., Ltd.                                89,944   3,827,028
    Wellnet Corp.                                             4,900      53,500
#   West Holdings Corp.                                      86,800     587,290
    West Japan Railway Co.                                   70,400   5,295,632
    Will Group, Inc.                                         26,400     497,599
    WIN-Partners Co., Ltd.                                   31,300     437,397
    WirelessGate, Inc.                                       24,600     324,136
    Wood One Co., Ltd.                                       34,600     555,374
#   World Holdings Co., Ltd.                                 39,300   1,327,013
    Wowow, Inc.                                              37,800   1,182,277
    Xebio Holdings Co., Ltd.                                124,700   2,658,916
    YA-MAN, Ltd.                                             54,000     902,199
#   YAC Holdings Co., Ltd.                                   41,700     432,598
    Yachiyo Industry Co., Ltd.                               17,900     277,332
    Yahagi Construction Co., Ltd.                           120,000   1,012,428
#   Yahoo Japan Corp.                                       341,400   1,646,700
    Yaizu Suisankagaku Industry Co., Ltd.                    12,300     135,180
#   Yakult Honsha Co., Ltd.                                  20,800   1,746,247
#   Yakuodo Co., Ltd.                                        25,700     787,914
    YAMABIKO Corp.                                          177,440   2,927,072
    YAMADA Consulting Group Co., Ltd.                         1,900      59,349
#   Yamada Denki Co., Ltd.                                  990,272   5,880,398
#   Yamagata Bank, Ltd. (The)                               144,599   3,182,339
    Yamaguchi Financial Group, Inc.                         522,000   6,136,832
    Yamaha Corp.                                            128,600   5,317,918
    Yamaha Motor Co., Ltd.                                  488,000  16,304,085
#   Yamaichi Electronics Co., Ltd.                          118,300   2,467,396
    Yamanashi Chuo Bank, Ltd. (The)                         747,000   3,172,084
#   Yamashin-Filter Corp.                                    52,600     688,789
#   Yamashina Corp.                                          61,100      81,715
    Yamatane Corp.                                           56,300   1,090,328
    Yamato Corp.                                             47,300     370,113
#   Yamato Holdings Co., Ltd.                               369,200   9,534,538
#   Yamato Kogyo Co., Ltd.                                  199,900   5,727,498
    Yamaura Corp.                                            11,000      95,276
    Yamaya Corp.                                             25,110     740,425
    Yamazaki Baking Co., Ltd.                               577,000  11,383,756
    Yamazen Corp.                                           174,200   2,122,967
    Yaoko Co., Ltd.                                          94,000   4,574,829
    Yashima Denki Co., Ltd.                                  12,200     107,283
    Yaskawa Electric Corp.                                  404,600  20,939,559
    Yasuda Logistics Corp.                                   57,900     573,077
#   Yasunaga Corp.                                           36,400     922,348
    Yellow Hat, Ltd.                                         57,200   1,728,908
    Yodogawa Steel Works, Ltd.                              101,200   3,138,504
    Yokogawa Bridge Holdings Corp.                          142,800   3,677,962
    Yokogawa Electric Corp.                                 569,700  12,153,880
#   Yokohama Reito Co., Ltd.                                229,300   2,352,993
    Yokohama Rubber Co., Ltd. (The)                         543,000  13,862,363
#   Yokowo Co., Ltd.                                         52,300   1,038,342

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Yomeishu Seizo Co., Ltd.                               7,600 $      175,152
    Yomiuri Land Co., Ltd.                                20,100        903,151
    Yondenko Corp.                                         8,180        211,024
    Yondoshi Holdings, Inc.                               56,700      1,457,707
#   Yonex Co., Ltd.                                       23,096        160,588
    Yorozu Corp.                                         103,200      2,231,209
#   Yoshinoya Holdings Co., Ltd.                         108,100      1,914,342
    Yossix Co., Ltd.                                       7,500        244,604
    Yotai Refractories Co., Ltd.                          66,500        399,798
    Yuasa Funashoku Co., Ltd.                              2,400         80,899
    Yuasa Trading Co., Ltd.                               55,400      1,983,163
    Yuken Kogyo Co., Ltd.                                 12,800        347,229
    Yuki Gosei Kogyo Co., Ltd.                            11,000         30,507
#   Yume No Machi Souzou Iinkai Co., Ltd.                 62,000      1,047,574
#   Yumeshin Holdings Co., Ltd.                           90,100      1,063,194
    Yurtec Corp.                                         186,600      1,520,132
    Yushiro Chemical Industry Co., Ltd.                   39,200        627,051
    Yutaka Foods Corp.                                     4,000         78,167
    Yutaka Giken Co., Ltd.                                   200          5,260
    Zaoh Co., Ltd.                                         1,200         22,144
#   Zappallas, Inc.                                       11,600         43,174
    Zenitaka Corp. (The)                                  12,800        736,485
    Zenkoku Hosho Co., Ltd.                               90,900      4,260,973
    Zenrin Co., Ltd.                                      74,800      2,573,728
    Zensho Holdings Co., Ltd.                            299,000      5,243,487
#   Zeon Corp.                                           742,200     11,201,304
    ZERIA Pharmaceutical Co., Ltd.                        45,499        911,017
*   ZIGExN Co., Ltd.                                      87,800        913,228
#   Zojirushi Corp.                                      160,200      1,969,469
#   Zuiko Corp.                                           13,100        449,069
    Zuken, Inc.                                           34,800        587,258
                                                                 --------------
TOTAL JAPAN                                                       7,079,880,523
                                                                 --------------
NETHERLANDS -- (2.8%)
    Aalberts Industries NV                               555,464     30,327,636
    ABN AMRO Group NV                                    647,477     21,915,829
    Accell Group                                         108,637      3,142,782
    Aegon NV(5927375)                                  3,034,231     20,734,390
#   Aegon NV(2008411)                                    267,323      1,815,123
    Akzo Nobel NV                                        677,388     63,398,467
#*  Altice NV Class A                                    203,842      2,186,049
*   Altice NV Class B                                     51,303        550,345
    AMG Advanced Metallurgical Group NV                  205,698     10,999,485
    Amsterdam Commodities NV                              92,967      2,868,268
    APERAM SA                                            277,602     16,509,251
    Arcadis NV                                           222,088      5,039,119
#*  ArcelorMittal(BD4H9V1)                               996,723     36,270,758
*   ArcelorMittal(BYPBS67)                               927,898     33,605,968
    ASM International NV                                 169,089     12,168,509
    ASML Holding NV(B929F46)                              56,437     11,441,948
    ASML Holding NV(B908F01)                              96,451     19,575,695
*   Basic-Fit NV                                           2,777         75,431

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NETHERLANDS -- (Continued)
#   BE Semiconductor Industries NV                          322,412 $31,027,976
#   Beter Bed Holding NV                                     63,960   1,002,452
#   BinckBank NV                                            381,509   2,064,590
    Boskalis Westminster                                    277,482  11,072,588
    Brunel International NV                                  74,721   1,462,706
#   Coca-Cola European Partners P.L.C.                      113,899   4,573,163
    Corbion NV                                              366,239  11,972,906
#   Flow Traders                                             22,323     558,072
    ForFarmers NV                                            64,691     813,354
#*  Fugro NV                                                255,540   4,260,221
    Gemalto NV(B011JK4)                                      74,447   4,600,224
    Gemalto NV(B9MS8P5)                                     158,941   9,804,260
    GrandVision NV                                           69,149   1,610,414
*   Heijmans NV                                             106,453   1,284,323
    Heineken NV                                             158,024  17,760,174
    Hunter Douglas NV                                         7,596     671,160
    IMCD Group NV                                            36,460   2,435,554
    ING Groep NV                                          1,674,116  32,871,697
#   ING Groep NV Sponsored ADR                            1,283,225  25,279,532
    Intertrust NV                                             1,398      25,634
    KAS Bank NV                                              59,475     764,384
    Kendrion NV                                              74,784   3,937,164
    Koninklijke Ahold Delhaize NV                         2,136,192  47,722,499
    Koninklijke Ahold Delhaize NV Sponsored ADR              13,329     297,237
#   Koninklijke BAM Groep NV                                882,234   4,312,730
#   Koninklijke DSM NV                                      320,495  33,136,759
    Koninklijke KPN NV                                    6,316,241  22,133,714
    Koninklijke Philips NV(2614313)                         545,396  22,230,340
    Koninklijke Philips NV(5986622)                         727,678  29,659,972
    Koninklijke Vopak NV                                    286,790  12,945,768
    Nederland Apparatenfabriek                               14,782     922,150
    NN Group NV                                             486,244  22,933,592
#*  OCI NV                                                  390,070   9,902,750
    Ordina NV                                               481,005     952,508
    Philips Lighting NV                                      20,487     805,548
    PostNL NV                                             1,483,576   7,396,691
    Randstad Holding NV                                     512,432  36,172,341
    Refresco Group NV                                        85,048   2,098,739
    RELX NV                                                 437,454   9,686,760
#   RELX NV Sponsored ADR                                   145,058   3,185,473
    SBM Offshore NV                                         778,692  14,543,417
    Sligro Food Group NV                                     85,403   4,452,509
*   Telegraaf Media Groep NV                                 22,328     163,795
    TKH Group NV                                            209,539  13,929,651
#*  TomTom NV                                               573,659   6,245,492
#   Unilever NV(B12T3J1)                                    301,155  17,383,306
#   Unilever NV(2416542)                                    234,970  13,508,425
    Van Lanschot Kempen NV                                   30,113   1,021,762
#   Wessanen                                                378,390   8,130,020

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                      580,125 $ 30,706,178
                                                                   ------------
TOTAL NETHERLANDS                                                   839,057,727
                                                                   ------------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                    1,472,795   10,020,831
    Abano Healthcare Group, Ltd.                            13,023       93,677
    Air New Zealand, Ltd.                                3,640,391    8,252,967
    Auckland International Airport, Ltd.                   623,294    3,070,915
    Chorus, Ltd.                                         1,142,525    3,468,366
    Chorus, Ltd. ADR                                        10,487      158,479
    Comvita, Ltd.                                            7,689       51,735
    Contact Energy, Ltd.                                   854,495    3,519,590
    EBOS Group, Ltd.                                       248,130    3,357,949
*   Eroad, Ltd.                                             12,897       36,248
    Fisher & Paykel Healthcare Corp., Ltd.                 870,919    8,539,944
    Fletcher Building, Ltd.(6341606)                     1,035,678    5,974,626
#   Fletcher Building, Ltd.(6341617)                        94,146      539,390
#   Fonterra Co-operative Group, Ltd.                      128,551      587,427
    Freightways, Ltd.                                      325,096    1,915,392
    Genesis Energy, Ltd.                                 1,087,168    1,993,313
    Gentrack Group, Ltd.                                    17,140       77,720
    Hallenstein Glasson Holdings, Ltd.                      37,651      118,352
    Heartland Bank, Ltd.                                   559,971      853,461
    Infratil, Ltd.                                       1,308,346    3,128,765
    Kathmandu Holdings, Ltd.                                90,914      162,698
#   Mainfreight, Ltd.                                      312,932    5,940,061
    Mercury NZ, Ltd.                                       566,129    1,436,959
    Meridian Energy, Ltd.                                  519,449    1,110,217
    Metlifecare, Ltd.                                      431,174    1,968,775
#   Metro Performance Glass, Ltd.                          118,709       82,225
*   New Zealand Oil & Gas, Ltd.                             12,378        6,242
    New Zealand Refining Co., Ltd. (The)                   280,322      516,631
#   NZME, Ltd.                                           1,016,313      620,890
    NZX, Ltd.                                              216,997      181,067
*   Pacific Edge, Ltd.                                      20,054        5,728
    PGG Wrightson, Ltd.                                    151,904       63,823
#   Port of Tauranga, Ltd.                                 583,389    2,209,544
*   Pushpay Holdings, Ltd.                                  50,193      155,101
    Restaurant Brands New Zealand, Ltd.                    333,808    1,850,119
*   Rubicon, Ltd.                                           64,229       10,406
#   Ryman Healthcare, Ltd.                                 440,479    3,556,691
    Sanford, Ltd.                                           33,982      200,765
    Scales Corp., Ltd.                                      89,378      316,553
    Skellerup Holdings, Ltd.                               232,166      313,399
    SKY Network Television, Ltd.                           701,222    1,504,576
    SKYCITY Entertainment Group, Ltd.                    2,375,633    7,252,806
    Spark New Zealand, Ltd.                              3,405,015    9,007,038
#   Steel & Tube Holdings, Ltd.                            114,165      182,566
    Summerset Group Holdings, Ltd.                         953,142    4,038,201
*   Synlait Milk, Ltd.                                      20,782      107,159
    Tilt Renewables, Ltd.                                  102,170      150,882
    Tourism Holdings, Ltd.                                 812,132    3,504,562

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NEW ZEALAND -- (Continued)
*   Tower, Ltd.                                            375,850 $    182,414
    Trade Me Group, Ltd.                                   980,360    3,258,166
    Trilogy International, Ltd.                              4,885       10,138
#   Trustpower, Ltd.                                       136,487      542,564
    Vector, Ltd.                                           404,395    1,018,991
    Warehouse Group, Ltd. (The)                            195,063      295,781
*   Xero, Ltd.                                              51,452    1,304,364
    Z Energy, Ltd.                                         974,296    5,485,985
                                                                   ------------
TOTAL NEW ZEALAND                                                   114,313,234
                                                                   ------------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                       1,421,767    1,145,760
    AF Gruppen ASA                                          18,320      295,741
*   Akastor ASA                                            677,923    1,373,453
    Aker ASA Class A                                        85,497    4,899,279
    Aker BP ASA                                            318,898    9,228,294
*   Aker Solutions ASA                                     504,147    2,907,274
#   American Shipping Co. ASA                              177,545      529,758
*   Archer, Ltd.                                           155,294      212,382
    Atea ASA                                               369,807    5,724,796
    Austevoll Seafood ASA                                  577,001    4,533,109
#*  Avance Gas Holding, Ltd.                               203,794      552,943
#*  Axactor AB                                           3,928,496    1,415,893
    Bakkafrost P/F                                         152,145    6,200,181
    Bonheur ASA                                             90,615    1,108,314
    Borregaard ASA                                         316,222    2,823,074
#*  BW LPG, Ltd.                                           383,155    1,809,809
*   BW Offshore, Ltd.                                      508,698    2,536,299
    DNB ASA                                                829,097   16,851,598
#*  DNO ASA                                              3,209,675    4,101,648
#*  DOF ASA                                              1,848,894      155,814
    Ekornes ASA                                             57,861      876,087
    Entra ASA                                              133,152    2,012,506
    Europris ASA                                            22,229       99,401
#*  Fred Olsen Energy ASA                                  196,937      558,989
#   Frontline, Ltd.                                        150,663      698,922
#*  Funcom NV                                              682,707      245,001
    Gjensidige Forsikring ASA                              163,136    3,077,492
#   Golar LNG, Ltd.                                         19,800      540,342
    Grieg Seafood ASA                                      400,515    3,539,223
#*  Hexagon Composites ASA                                 155,560      513,908
#   Hoegh LNG Holdings, Ltd.                                69,144      539,435
*   Kongsberg Automotive ASA                             2,256,768    2,908,869
    Kongsberg Gruppen ASA                                   71,285    1,452,574
*   Kvaerner ASA                                           869,309    1,852,327
    Leroy Seafood Group ASA                                604,960    3,080,831
    Marine Harvest ASA                                     399,212    6,912,649
#*  NEL ASA                                              1,580,156      625,127
*   Nordic Nanovector ASA                                   23,575      234,891
#*  Nordic Semiconductor ASA                               273,192    1,626,265
    Norsk Hydro ASA                                      1,108,052    8,068,108
#   Norway Royal Salmon ASA                                 56,181      901,528

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
#*  Norwegian Air Shuttle ASA                              118,836 $  3,479,413
*   Norwegian Finans Holding ASA                           160,352    1,830,872
    Norwegian Property ASA                                  11,754       16,619
#   Ocean Yield ASA                                        274,371    2,474,222
*   Odfjell Drilling, Ltd.                                 191,965      904,995
    Odfjell SE Class A                                      45,023      179,726
    Olav Thon Eiendomsselskap ASA                           17,579      355,055
#   Orkla ASA                                              446,815    4,649,644
#*  Otello Corp. ASA                                       248,315      777,623
#*  Petroleum Geo-Services ASA                           1,547,496    4,595,570
*   PhotoCure ASA                                           17,321       56,574
#*  Prosafe SE                                              22,884       34,983
    Protector Forsikring ASA                               176,565    2,142,485
*   Q-Free ASA                                              66,600       68,304
#*  REC Silicon ASA                                     11,420,333    1,705,880
#   Salmar ASA                                              75,927    2,064,420
    Sbanken ASA                                             12,544      129,225
#   Scatec Solar ASA                                       383,216    2,246,577
    Schibsted ASA Class A                                   51,459    1,656,205
    Schibsted ASA Class B                                   43,166    1,304,258
    Selvaag Bolig ASA                                      142,204      627,571
#*  Sevan Marine ASA                                        66,506      132,344
#*  Solstad Farstad ASA                                     30,480       21,328
#*  Songa Offshore                                         127,633      956,908
    SpareBank 1 SR-Bank ASA                                455,355    5,435,291
    Statoil ASA                                            838,889   19,656,270
#   Statoil ASA Sponsored ADR                              660,099   15,472,721
    Stolt-Nielsen, Ltd.                                    101,619    1,366,807
    Storebrand ASA                                         861,027    7,707,406
#   Subsea 7 SA                                            778,473   12,125,614
    Telenor ASA                                            266,055    6,220,274
#   TGS NOPEC Geophysical Co. ASA                          379,734    9,539,842
    Tomra Systems ASA                                      327,758    5,551,441
    Treasure ASA                                           230,594      422,343
#   Veidekke ASA                                           150,731    1,612,652
*   Wallenius Wilhelmsen Logistics                         171,455    1,427,342
    Wilh Wilhelmsen Holding ASA Class A                     46,744    1,543,274
    XXL ASA                                                162,543    2,009,387
    Yara International ASA                                 113,303    5,449,958
                                                                   ------------
TOTAL NORWAY                                                        236,721,317
                                                                   ------------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                          508,231    3,071,849
*   Banco Comercial Portugues SA Class R                14,763,859    5,894,839
#   CTT-Correios de Portugal SA                            447,490    1,914,531
#   EDP - Energias de Portugal SA                        1,315,734    4,616,513
    EDP - Energias de Portugal SA Sponsored ADR              7,202      256,463
    EDP Renovaveis SA                                      657,085    5,748,339
    Galp Energia SGPS SA                                   833,384   15,919,529
    Jeronimo Martins SGPS SA                               243,548    5,187,624
    Mota-Engil SGPS SA                                     820,196    4,074,043
    Navigator Co. SA (The)                                 955,247    5,363,451

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PORTUGAL -- (Continued)
    NOS SGPS SA                                           1,029,654 $ 7,009,520
    Novabase SGPS SA                                         12,258      46,235
#   REN - Redes Energeticas Nacionais SGPS SA               911,534   2,841,446
    Semapa-Sociedade de Investimento e Gestao               102,951   2,350,900
    Sonae Capital SGPS SA                                   330,320     431,881
    Sonae SGPS SA                                         4,215,443   6,774,588
    Teixeira Duarte SA                                      243,459      82,044
                                                                    -----------
TOTAL PORTUGAL                                                       71,583,795
                                                                    -----------
SINGAPORE -- (1.0%)
*   Abterra, Ltd.                                           189,000       9,427
    Accordia Golf Trust                                     851,500     450,650
    AEM Holdings, Ltd.                                       69,600     262,761
    Amara Holdings, Ltd.                                    248,000     101,926
#   Ascendas India Trust                                    862,400     749,341
*   ASL Marine Holdings, Ltd.                                99,300       9,426
*   Banyan Tree Holdings, Ltd.                              728,700     344,180
#   Best World International, Ltd.                          612,400     629,834
    Bonvests Holdings, Ltd.                                  51,600      55,532
    Boustead Projects, Ltd.                                 147,404      98,759
    Boustead Singapore, Ltd.                              1,154,367     727,499
    Breadtalk Group, Ltd.                                   379,200     496,145
#   Bukit Sembawang Estates, Ltd.                           284,000   1,403,973
    Bund Center Investment, Ltd.                            316,000     181,475
    CapitaLand, Ltd.                                      3,067,900   8,957,220
#   Centurion Corp., Ltd.                                 1,199,400     480,219
#   China Aviation Oil Singapore Corp., Ltd.                407,600     505,415
    China Sunsine Chemical Holdings, Ltd.                   860,800     733,766
    Chip Eng Seng Corp., Ltd.                             1,947,600   1,496,445
    CITIC Envirotech, Ltd.                                1,031,100     596,701
    City Developments, Ltd.                                 592,400   5,970,443
#*  Cityneon Holdings, Ltd.                                 273,800     225,069
    Civmec, Ltd.                                            303,700     124,540
#   ComfortDelGro Corp., Ltd.                             5,360,269   8,570,930
    Cordlife Group, Ltd.                                     93,800      53,289
#*  COSCO Shipping International Singapore Co., Ltd.      2,214,200     834,408
    CSE Global, Ltd.                                      2,251,800     625,761
    Dairy Farm International Holdings, Ltd.                 217,400   1,844,729
    DBS Group Holdings, Ltd.                                813,370  16,325,233
    Del Monte Pacific, Ltd.                               1,725,882     354,982
#   Delfi, Ltd.                                             171,000     213,366
*   Delong Holdings, Ltd.                                    17,000      49,046
*   DMX Technologies Group, Ltd.                            256,000       3,696
#   Duty Free International, Ltd.                           206,500      43,188
#*  Dyna-Mac Holdings, Ltd.                               1,489,000     167,089
    Elec & Eltek International Co., Ltd.                     20,000      33,533
#*  Ezion Holdings, Ltd.                                  7,964,848     796,485
#*  Ezra Holdings, Ltd.                                  10,009,145     304,028
    Far East Orchard, Ltd.                                  359,236     410,803
#   First Resources, Ltd.                                 2,225,500   3,218,279
#   Food Empire Holdings, Ltd.                            1,034,600     531,675
#*  Fragrance Group, Ltd.                                 1,448,000     175,215

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    Frasers Centrepoint, Ltd.                               761,200 $ 1,247,861
    Frencken Group, Ltd.                                    799,500     413,611
#   Fu Yu Corp., Ltd.                                     2,363,100     358,170
*   Gallant Venture, Ltd.                                 2,204,900     220,261
    Genting Singapore P.L.C.                              5,658,900   5,810,648
#   Geo Energy Resources, Ltd.                            3,044,700     602,488
    GL, Ltd.                                              1,487,700     964,766
    Golden Agri-Resources, Ltd.                          22,690,069   6,554,348
#   Golden Energy & Resources, Ltd.                         498,800     168,689
    GP Industries, Ltd.                                     174,000      97,476
    Great Eastern Holdings, Ltd.                             47,400   1,088,585
    GSH Corp., Ltd.                                          52,560      19,042
#   GuocoLand, Ltd.                                         568,421     979,169
*   Halcyon Agri Corp., Ltd.                                836,546     420,397
    Haw Par Corp., Ltd.                                       4,500      41,335
    Health Management International, Ltd.                   674,626     346,735
    Hi-P International, Ltd.                                750,600   1,132,953
    Hiap Hoe, Ltd.                                          128,000      90,521
    Ho Bee Land, Ltd.                                       873,900   1,742,656
#   Hong Fok Corp., Ltd.                                  1,260,188     830,646
    Hong Leong Asia, Ltd.                                   485,600     420,730
    Hongkong Land Holdings, Ltd.                            335,700   2,417,492
    Hotel Grand Central, Ltd.                               158,145     179,512
    Hour Glass, Ltd. (The)                                  150,000      76,453
    Hutchison Port Holdings Trust                        22,938,300   9,486,730
    Hwa Hong Corp., Ltd.                                    280,000      67,469
    Hyflux, Ltd.                                          2,064,700     589,762
    iFAST Corp., Ltd.                                        19,400      13,740
#   Indofood Agri Resources, Ltd.                         2,179,900     662,211
    InnoTek, Ltd.                                            87,000      27,765
#   Japfa, Ltd.                                           2,159,800     855,958
    Jardine Cycle & Carriage, Ltd.                           81,197   2,467,060
#   k1 Ventures, Ltd.                                       657,240     380,776
#   Keppel Corp., Ltd.                                    2,106,500  13,870,737
    Keppel Infrastructure Trust                           3,945,653   1,715,944
    Keppel Telecommunications & Transportation, Ltd.        353,700     428,701
    Koh Brothers Group, Ltd.                                193,000      50,014
#*  KrisEnergy, Ltd.                                      1,144,300      96,615
#   KSH Holdings, Ltd.                                      272,050     165,735
    Lee Metal Group, Ltd.                                    93,000      28,343
    Lian Beng Group, Ltd.                                 1,409,000     827,980
    Low Keng Huat Singapore, Ltd.                           293,000     155,403
    Lum Chang Holdings, Ltd.                                160,000      46,847
#   M1, Ltd.                                              1,057,600   1,490,991
    Mandarin Oriental International, Ltd.                    73,900     159,599
    Metro Holdings, Ltd.                                  1,305,300   1,152,040
    Mewah International, Inc.                                47,900      10,929
#*  Midas Holdings, Ltd.                                  7,558,400   1,018,362
*   Nam Cheong, Ltd.                                      5,757,000      65,829
    Nera Telecommunications, Ltd.                            43,600      12,272
#*  Noble Group, Ltd.                                     5,511,960   1,045,709
    NSL, Ltd.                                                75,000      80,238
    Olam International, Ltd.                              1,521,700   2,582,407

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    OUE, Ltd.                                             1,198,000 $ 1,962,240
    Oversea-Chinese Banking Corp., Ltd.                   1,814,187  17,836,772
    Oxley Holdings, Ltd.                                  3,712,530   1,961,069
*   Pacc Offshore Services Holdings, Ltd.                    79,700      26,699
    Pan-United Corp., Ltd.                                  335,000     107,316
*   Penguin International, Ltd.                             434,733     116,852
    Perennial Real Estate Holdings, Ltd.                     19,100      12,608
#   Q&M Dental Group Singapore, Ltd.                        815,600     389,153
    QAF, Ltd.                                               922,286     801,840
*   Raffles Education Corp., Ltd.                         2,475,867     500,718
#   Raffles Medical Group, Ltd.                           2,321,406   1,962,666
    RHT Health Trust                                      1,983,400   1,232,626
    Riverstone Holdings, Ltd.                               483,900     415,935
#*  Rowsley, Ltd.                                         1,711,900     168,162
    SATS, Ltd.                                            1,430,392   6,015,027
    SBS Transit, Ltd.                                        54,000     104,553
    SembCorp Industries, Ltd.                             5,914,400  15,283,557
#   SembCorp Marine, Ltd.                                 1,071,700   2,036,730
#   Sheng Siong Group, Ltd.                               2,151,800   1,525,949
    SHS Holdings, Ltd.                                      948,600     155,127
    SIA Engineering Co., Ltd.                               136,400     347,281
    SIIC Environment Holdings, Ltd.                       3,411,980   1,404,387
#   Sinarmas Land, Ltd.                                   4,327,400   1,268,511
    Sing Holdings, Ltd.                                     321,400     108,883
    Singapore Airlines, Ltd.                              1,921,900  16,552,725
    Singapore Exchange, Ltd.                                689,100   4,300,558
#   Singapore Post, Ltd.                                  6,914,516   6,802,929
#   Singapore Press Holdings, Ltd.                        2,024,100   4,064,591
    Singapore Reinsurance Corp., Ltd.                        55,000      13,617
    Singapore Shipping Corp., Ltd.                          137,000      32,326
    Singapore Technologies Engineering, Ltd.              1,211,100   3,107,164
    Singapore Telecommunications, Ltd.(B02PY22)           3,054,350   8,240,905
    Singapore Telecommunications, Ltd.(B02PY00)             184,000     497,530
#*  Sino Grandness Food Industry Group, Ltd.              2,417,163     384,843
    Stamford Land Corp., Ltd.                             1,198,100     471,336
#   StarHub, Ltd.                                         1,499,810   3,299,965
    Sunningdale Tech, Ltd.                                  783,680   1,175,791
*   SunVic Chemical Holdings, Ltd.                          638,600      30,799
#*  Swiber Holdings, Ltd.                                 1,301,500      20,240
*   Tat Hong Holdings, Ltd.                               1,342,080     495,523
*   Tiong Woon Corp. Holding, Ltd.                          160,750      43,234
    Tuan Sing Holdings, Ltd.                              2,698,630     982,902
    UMS Holdings, Ltd.                                    2,286,187   1,856,977
    United Engineers, Ltd.                                2,465,604   4,958,548
    United Industrial Corp., Ltd.                           697,623   1,796,421
    United Overseas Bank, Ltd.                            1,541,989  32,185,808
    United Overseas Insurance, Ltd.                           1,900      10,566
    UOB-Kay Hian Holdings, Ltd.                             553,914     604,194
    UOL Group, Ltd.                                         993,788   6,910,732
#   UPP Holdings, Ltd.                                    1,027,400     204,047
#   Valuetronics Holdings, Ltd.                           1,373,960     992,946
    Venture Corp., Ltd.                                   1,204,900  21,107,847
    Vibrant Group, Ltd.                                   1,136,731     324,898

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    Vicom, Ltd.                                              2,400 $     10,733
    Wee Hur Holdings, Ltd.                                 917,300      185,182
    Wheelock Properties Singapore, Ltd.                  1,058,447    1,582,209
    Wilmar International, Ltd.                           2,828,900    6,889,394
    Wing Tai Holdings, Ltd.                              1,999,224    3,689,062
    Xinghua Port Holdings, Ltd.                            335,000       38,306
    Yeo Hiap Seng, Ltd.                                     63,135       59,190
    YHI International, Ltd.                                 48,000       15,502
*   Yongnam Holdings, Ltd.                               1,373,400      365,293
    Zhongmin Baihui Retail Group, Ltd.                       7,800        5,252
                                                                   ------------
TOTAL SINGAPORE                                                     315,001,937
                                                                   ------------
SPAIN -- (2.3%)
    Abertis Infraestructuras SA                            565,508   13,719,464
    Acciona SA                                             178,870   16,195,502
    Acerinox SA                                            821,671   12,082,926
    ACS Actividades de Construccion y Servicios SA         422,720   16,914,067
*   Adveo Group International SA                            60,568      215,045
    Aena SME SA                                             49,753   10,833,930
#   Almirall SA                                            237,110    2,574,062
    Amadeus IT Group SA                                    281,458   21,821,106
#*  Amper SA                                             2,253,779      506,009
    Applus Services SA                                     398,411    5,755,181
#   Atresmedia Corp. de Medios de Comunicacion SA          258,425    2,700,525
    Azkoyen SA                                              34,626      365,146
    Banco Bilbao Vizcaya Argentaria SA                   2,786,482   26,149,874
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR       465,803    4,373,890
    Banco de Sabadell SA                                13,757,753   32,699,502
    Banco Santander SA                                  13,045,760   96,854,852
#   Banco Santander SA Sponsored ADR                     2,391,774   17,723,045
    Bankia SA                                            1,556,184    7,877,458
    Bankinter SA                                           544,660    6,262,314
*   Baron de Ley                                             4,292      590,356
    Bolsas y Mercados Espanoles SHMSF SA                   223,126    7,610,571
    CaixaBank SA                                         3,538,719   19,088,266
    Cellnex Telecom SA                                     482,822   13,035,584
    Cia de Distribucion Integral Logista Holdings SA        83,154    2,032,367
    Cie Automotive SA                                      189,328    6,488,115
    Construcciones y Auxiliar de Ferrocarriles SA           52,532    2,444,932
#*  Deoleo SA                                            2,389,391      558,153
    Distribuidora Internacional de Alimentacion SA       1,562,597    8,349,100
#*  Duro Felguera SA                                       201,525       96,591
    Ebro Foods SA                                          134,684    3,317,280
*   eDreams ODIGEO SA                                      191,273    1,256,087
    Elecnor SA                                              35,931      571,365
    Enagas SA                                              830,793   22,631,863
    Ence Energia y Celulosa SA                             955,409    6,136,367
    Endesa SA                                              322,774    7,245,451
#   Ercros SA                                              699,306    2,577,219
    Euskaltel SA                                           171,879    1,493,794
    Faes Farma SA(B1PQHS6)                                 525,673    1,912,271
    Faes Farma SA(BF5CRM6)                                  18,774       68,295

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
    Ferrovial SA                                           428,530 $  9,837,700
#   Fluidra SA                                             125,430    1,687,364
*   Fomento de Construcciones y Contratas SA                11,356      134,651
    Gas Natural SDG SA                                     784,955   18,149,325
*   Global Dominion Access SA                                2,552       14,400
    Grifols SA                                             199,869    6,428,178
    Grupo Catalana Occidente SA                            101,636    4,755,809
*   Grupo Empresarial San Jose SA                           67,982      306,920
#*  Grupo Ezentis SA                                       560,871      457,297
    Iberdrola SA(B288C92)                                7,788,128   63,393,695
    Iberdrola SA(BF7PH45)                                  169,307    1,378,513
    Iberpapel Gestion SA                                     5,481      234,156
*   Indra Sistemas SA                                      405,788    5,971,525
    Industria de Diseno Textil SA                          248,655    8,897,720
*   Liberbank SA                                         5,320,031    2,977,703
    Mapfre SA                                            6,037,913   21,440,095
#   Mediaset Espana Comunicacion SA                        684,915    7,745,530
    Melia Hotels International SA                          204,203    2,885,744
    Miquel y Costas & Miquel SA                             60,865    2,551,638
    NH Hotel Group SA                                      527,136    4,007,982
*   Obrascon Huarte Lain SA                                624,589    3,855,907
    Papeles y Cartones de Europa SA                        251,517    3,759,707
*   Pharma Mar SA                                          144,563      309,679
    Prim SA                                                  5,102       66,255
#*  Promotora de Informaciones SA Class A                  203,758      408,622
    Prosegur Cia de Seguridad SA                           699,904    5,818,774
#*  Quabit Inmobiliaria SA                                 247,913      667,618
*   Realia Business SA                                     318,410      445,774
    Red Electrica Corp. SA                                 588,313   12,408,980
    Repsol SA                                            1,721,396   32,398,245
    Repsol SA Sponsored ADR                                328,921    6,203,456
#   Sacyr SA                                             1,832,915    5,982,190
    Saeta Yield SA                                          72,055    1,004,402
#   Siemens Gamesa Renewable Energy SA                     216,162    3,372,695
#*  Solaria Energia y Medio Ambiente SA                    378,116    1,101,144
#   Talgo SA                                               465,745    2,703,174
#   Tecnicas Reunidas SA                                   102,679    3,500,638
    Telefonica SA                                        2,552,773   26,187,689
    Telefonica SA Sponsored ADR                            237,585    2,432,870
*   Tubacex SA                                             232,714      996,684
#*  Tubos Reunidos SA                                      549,480      537,962
    Vidrala SA                                              41,373    4,200,618
    Viscofan SA                                            115,047    8,046,331
#*  Vocento SA                                             120,286      213,552
    Zardoya Otis SA                                        317,630    3,629,089
                                                                   ------------
TOTAL SPAIN                                                         696,635,925
                                                                   ------------
SWEDEN -- (2.6%)
    AAK AB                                                  77,235    7,183,853
    Acando AB                                              385,080    1,487,583
    AddLife AB                                              17,068      394,174
    AddTech AB Class B                                      85,434    2,106,803

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    AF AB Class B                                           243,390 $ 5,839,532
#   Alfa Laval AB                                           266,076   6,983,113
#   Alimak Group AB                                          27,270     459,284
#*  Anoto Group AB                                          109,505      59,594
*   Arise AB                                                  1,101       1,874
*   Arjo AB Class B                                         491,510   1,609,279
    Assa Abloy AB Class B                                   643,444  14,262,971
#   Atlas Copco AB Class A                                  210,756   9,883,980
    Atlas Copco AB Class B                                  135,572   5,658,337
    Atrium Ljungberg AB Class B                             104,772   1,730,814
    Attendo AB                                                5,670      59,881
#   Avanza Bank Holding AB                                   58,340   3,277,253
    Axfood AB                                               229,572   4,616,208
*   BE Group AB                                               5,872      43,937
    Beijer Alma AB                                           55,276   1,799,211
*   Beijer Electronics Group AB                               3,636      13,988
    Beijer Ref AB                                            14,333     622,213
    Bergman & Beving AB                                      71,320     752,049
#   Betsson AB                                              768,863   6,237,163
    Bilia AB Class A                                        607,594   5,844,692
    BillerudKorsnas AB                                      574,211   8,841,139
    BioGaia AB Class B                                       48,834   1,930,175
#*  BioInvent International AB                              229,139      63,506
    Biotage AB                                               77,540     858,176
#   Bjorn Borg AB                                            89,330     307,189
    Boliden AB                                              992,847  36,043,261
    Bonava AB                                                 9,140     130,807
    Bonava AB Class B                                       236,580   3,375,054
    Bravida Holding AB                                       12,372      88,097
#   Bufab AB                                                 42,662     569,465
    Bulten AB                                                83,922   1,272,593
    Bure Equity AB                                          267,361   3,348,529
#   Byggmax Group AB                                        423,079   2,596,896
    Castellum AB                                            480,712   8,288,781
    Catena AB                                                 7,667     155,499
    Clas Ohlson AB Class B                                  174,296   2,415,353
    Cloetta AB Class B                                      630,248   2,602,592
*   Collector AB                                             11,148     117,351
    Com Hem Holding AB                                      586,445  10,191,665
    Concentric AB                                           183,380   3,588,455
    Concordia Maritime AB Class B                            86,745     126,131
    Coor Service Management Holding AB                        9,421      79,230
#   Dedicare AB Class B                                      15,340     210,495
    Dios Fastigheter AB                                     314,221   2,224,324
#   Doro AB                                                  96,173     459,375
    Duni AB                                                 118,134   1,781,072
    Dustin Group AB                                         149,226   1,470,260
    Eastnine AB                                             111,501   1,264,537
#   Elanders AB Class B                                      11,262     116,384
    Electrolux AB Series B                                  260,414   9,200,035
#   Elekta AB Class B                                       396,766   3,790,284
#*  Eltel AB                                                 59,564     215,657
    Enea AB                                                  43,208     427,769

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
*   Essity AB Class A                                        28,522 $   853,723
*   Essity AB Class B                                       641,105  19,204,729
    eWork Group AB                                            2,255      31,021
    Fabege AB                                               320,049   7,007,513
#   Fagerhult AB                                             53,172     662,623
*   Fastighets AB Balder Class B                            158,195   4,212,268
    Fenix Outdoor International AG                            1,721     219,950
#*  Fingerprint Cards AB Class B                            359,570     555,516
    Getinge AB Class B                                      598,598   8,202,462
    Granges AB                                              350,402   3,687,282
    Gunnebo AB                                              169,982     785,206
*   Haldex AB                                               275,841   3,187,823
    Hemfosa Fastigheter AB                                  381,645   5,246,284
#   Hennes & Mauritz AB Class B                             264,097   4,673,810
    Hexagon AB Class B                                      291,836  17,401,059
#   Hexpol AB                                               608,649   6,535,331
#   HIQ International AB                                    278,154   2,413,232
    HMS Networks AB                                           2,079      34,276
    Hoist Finance AB                                         26,337     321,289
    Holmen AB Class B                                       186,850   9,843,193
    Hufvudstaden AB Class A                                 177,409   2,855,261
    Husqvarna AB Class A                                    104,942   1,088,898
    Husqvarna AB Class B                                  1,136,601  11,856,872
#   ICA Gruppen AB                                          127,963   4,999,175
    Indutrade AB                                            206,190   6,359,114
#   Intrum Justitia AB                                      253,283   9,391,466
    Inwido AB                                               121,188   1,255,955
    ITAB Shop Concept AB Class B                             23,230     133,784
    JM AB                                                   344,033   7,760,149
    KappAhl AB                                              364,856   1,550,590
#   Karo Pharma AB                                          177,356     819,610
#   Kindred Group P.L.C.                                    722,141  12,058,320
    Klovern AB Class B                                    1,706,644   2,265,440
    KNOW IT AB                                               61,588   1,300,754
    Kungsleden AB                                           552,307   3,912,464
    Lagercrantz Group AB Class B                            111,550   1,175,065
    Lifco AB Class B                                         13,728     553,121
    Lindab International AB                                 340,965   3,005,632
    Loomis AB Class B                                       429,152  17,158,562
*   Lundin Petroleum AB                                     188,014   4,690,728
#*  Medivir AB Class B                                      106,690     587,181
#   Mekonomen AB                                            112,778   2,062,248
#   Millicom International Cellular SA                      168,178  12,544,817
    Modern Times Group MTG AB Class B                       257,845  11,826,769
*   Momentum Group AB Class B                                77,041   1,058,689
#   MQ Holding AB                                           120,558     366,799
#   Mycronic AB                                             251,073   2,835,339
    NCC AB Class B                                          391,158   7,754,894
    Nederman Holding AB                                         402      13,094
#*  Net Insight AB Class B                                  631,051     389,849
    NetEnt AB                                               323,862   1,839,588
    New Wave Group AB Class B                               315,007   2,217,617
    Nibe Industrier AB Class B                              734,680   7,153,939

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Nobia AB                                                546,850 $ 4,418,067
    Nobina AB                                               370,902   2,627,871
    Nolato AB Class B                                       152,586  10,266,219
    Nordax Group AB                                           3,332      22,222
    Nordea Bank AB                                        2,630,862  32,478,243
    NP3 Fastigheter AB                                        4,325      32,165
    OEM International AB Class B                             10,809     259,295
#   Opus Group AB                                         1,131,635     926,284
#*  Orexo AB                                                 13,094      70,636
    Oriflame Holding AG                                     139,755   6,258,858
    Pandox AB                                                45,214     849,488
    Peab AB                                                 962,395   8,256,597
    Platzer Fastigheter Holding AB Class B                    4,709      30,982
#   Pricer AB Class B                                       491,623     566,907
    Proact IT Group AB                                       27,839     611,328
#   Probi AB                                                  9,544     387,878
#   Profilgruppen AB Class B                                    855      13,045
#*  Qliro Group AB                                          457,376     941,427
    Ratos AB Class B                                      1,194,591   5,625,392
#*  RaySearch Laboratories AB                                54,939   1,095,753
#   Recipharm AB Class B                                     29,428     357,730
    Resurs Holding AB                                        22,292     165,361
#   Rottneros AB                                            309,360     273,391
    Saab AB Class B                                         170,413   8,163,581
    Sagax AB Class B                                         66,286     841,574
    Sandvik AB                                              692,087  13,624,907
#*  SAS AB                                                  929,264   2,250,999
    Scandi Standard AB                                      186,595   1,494,352
    Scandic Hotels Group AB                                  15,603     172,640
    Sectra AB Class B                                           752      18,092
    Securitas AB Class B                                    591,477  10,948,583
    Semcon AB                                                44,246     268,711
#*  Sensys Gatso Group AB                                   312,527      50,720
    Skandinaviska Enskilda Banken AB Class A              1,315,675  16,627,220
    Skandinaviska Enskilda Banken AB Class C                 18,930     242,161
    Skanska AB Class B                                      449,043   9,126,890
    SKF AB Class A                                           32,085     790,358
    SKF AB Class B                                          954,410  23,590,039
#   SkiStar AB                                              119,659   2,443,036
*   SSAB AB Class A(B17H0S8)                                452,985   2,874,105
*   SSAB AB Class A(BPRBWK4)                                 89,315     570,223
*   SSAB AB Class B(B17H3F6)                              1,610,005   8,376,324
*   SSAB AB Class B(BPRBWM6)                                505,629   2,642,909
#   Svenska Cellulosa AB SCA Class A                         41,574     481,788
    Svenska Cellulosa AB SCA Class B                      1,323,807  13,697,648
    Svenska Handelsbanken AB Class A                      1,322,712  19,250,998
    Svenska Handelsbanken AB Class B                         29,477     435,639
    Sweco AB Class B                                        129,953   2,933,686
    Swedbank AB Class A                                     581,171  14,863,155
    Swedish Match AB                                        230,668   9,343,088
#*  Swedish Orphan Biovitrum AB                             182,934   3,213,681
    Swedol AB Class B                                       151,832     556,306
    Systemair AB                                              7,412     111,130

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
#   Tele2 AB Class B                                       855,400 $ 10,697,694
    Telefonaktiebolaget LM Ericsson Class A                 37,020      238,485
    Telefonaktiebolaget LM Ericsson Class B              1,692,741   10,887,422
#   Telefonaktiebolaget LM Ericsson Sponsored ADR          527,787    3,398,948
    Telia Co. AB                                         4,860,123   24,396,293
    Thule Group AB                                         215,616    4,907,902
#   Trelleborg AB Class B                                  515,445   13,758,010
    Troax Group AB                                           4,818      173,400
    VBG Group AB Class B                                     1,127       20,123
    Victoria Park AB Class B                               339,530    1,294,823
    Vitrolife AB                                            29,523    2,584,153
    Volvo AB Class A                                       243,018    5,001,617
#   Volvo AB Class B                                     1,351,023   27,575,098
    Wallenstam AB Class B                                  421,783    3,993,647
    Wihlborgs Fastigheter AB                               205,733    5,007,007
                                                                   ------------
TOTAL SWEDEN                                                        789,472,599
                                                                   ------------
SWITZERLAND -- (5.6%)
    ABB, Ltd.                                            2,166,659   60,390,782
    ABB, Ltd. Sponsored ADR                                431,204   12,017,655
    Adecco Group AG                                        431,987   35,544,301
    Allreal Holding AG                                      55,948    9,734,223
*   Alpiq Holding AG                                         3,799      297,142
    ALSO Holding AG                                         27,994    4,124,514
    ams AG                                                  89,038    8,227,568
    APG SGA SA                                               3,236    1,595,424
#*  Arbonia AG                                             175,352    3,131,833
#   Aryzta AG                                              406,833   10,952,906
    Ascom Holding AG                                       138,303    3,577,963
    Autoneum Holding AG                                     17,911    5,922,683
    Bachem Holding AG Class B                                8,585    1,298,686
    Baloise Holding AG                                     157,761   25,810,071
    Bank Cler AG                                             7,309      345,462
    Banque Cantonale de Geneve                               3,323      601,235
    Banque Cantonale Vaudoise                               11,305    9,509,156
#   Barry Callebaut AG                                       6,439   13,178,220
    Belimo Holding AG                                          981    4,598,885
    Bell Food Group AG                                       2,794    1,342,183
    Bellevue Group AG                                       34,956      987,589
#   Berner Kantonalbank AG                                   7,186    1,431,583
    BKW AG                                                  34,350    2,196,700
    Bobst Group SA                                          52,611    6,898,993
    Bossard Holding AG Class A                              27,272    7,043,506
    Bucher Industries AG                                    33,640   15,413,379
#   Burckhardt Compression Holding AG                       14,115    5,246,708
    Burkhalter Holding AG                                    9,839    1,269,887
    Calida Holding AG                                        7,642      295,830
    Carlo Gavazzi Holding AG                                   760      277,960
    Cembra Money Bank AG                                    94,995    9,370,883
    Cham Paper Holding AG                                       31       14,811
    Chocoladefabriken Lindt & Spruengli AG                      43    3,213,889
*   Cicor Technologies, Ltd.                                 1,021       85,324

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    Cie Financiere Richemont SA                             271,506 $26,041,771
    Cie Financiere Tradition SA                               2,327     255,081
    Clariant AG                                           1,141,868  32,683,387
    Coltene Holding AG                                       15,716   1,643,602
    Conzzeta AG                                               2,706   3,294,466
#   Credit Suisse Group AG                                1,812,377  35,053,209
    Credit Suisse Group AG Sponsored ADR                    383,780   7,422,298
    Daetwyler Holding AG                                     29,421   6,246,929
#   DKSH Holding AG                                          88,490   8,274,359
    dormakaba Holding AG                                     11,101  10,213,913
*   Dottikon Es Holding AG                                      142     120,464
*   Dufry AG                                                140,055  21,726,392
    Edmond de Rothschild Suisse SA                                4      76,465
    EFG International AG                                    470,379   5,288,731
    Emmi AG                                                   9,338   7,080,479
    EMS-Chemie Holding AG                                     8,963   6,588,832
    Energiedienst Holding AG                                  8,178     228,648
#*  Evolva Holding SA                                       129,835      44,087
    Feintool International Holding AG                         6,155     853,735
    Flughafen Zurich AG                                      87,599  22,316,794
    Forbo Holding AG                                          5,017   8,483,965
    GAM Holding AG                                          822,823  15,455,126
#   Geberit AG                                               28,885  13,680,815
    Georg Fischer AG                                         25,992  37,627,354
    Givaudan SA                                               6,707  16,145,448
    Gurit Holding AG                                          2,418   2,704,935
    Helvetia Holding AG                                      32,831  19,559,425
    Hiag Immobilien Holding AG                                1,067     141,270
#   HOCHDORF Holding AG                                       3,579   1,165,758
    Huber & Suhner AG                                        30,599   1,784,424
*   Idorsia, Ltd.                                            97,707   3,027,117
    Implenia AG                                              66,502   4,824,322
    Inficon Holding AG                                        6,416   4,014,984
    Interroll Holding AG                                      2,688   4,446,011
    Intershop Holding AG                                      5,205   2,741,395
    Investis Holding SA                                         879      58,548
    Julius Baer Group, Ltd.                                 376,644  25,874,033
    Jungfraubahn Holding AG                                     206      30,530
    Kardex AG                                                33,577   4,567,383
    Komax Holding AG                                         13,340   4,600,569
#   Kudelski SA                                             186,046   2,338,961
    Kuehne + Nagel International AG                          40,288   7,399,005
    LafargeHolcim, Ltd.                                     274,872  16,818,048
    LafargeHolcim, Ltd.                                     170,271  10,437,660
#*  Lastminute.com NV                                         9,419     158,694
    LEM Holding SA                                            2,543   4,567,779
    Liechtensteinische Landesbank AG                         20,840   1,151,039
    Logitech International SA(B18ZRK2)                      342,549  14,366,121
#   Logitech International SA(B1921K0)                      159,615   6,751,714
    Lonza Group AG                                          133,194  37,006,153
#   Luzerner Kantonalbank AG                                  7,587   4,034,455
    MCH Group AG                                                 56       3,922
    Metall Zug AG Class B                                       493   1,978,707

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
#*  Meyer Burger Technology AG                             766,650 $  1,559,415
    Mikron Holding AG                                       48,480      373,848
#   Mobilezone Holding AG                                   62,772      810,702
    Mobimo Holding AG                                       24,209    6,772,439
    Nestle SA                                            2,417,067  208,790,896
    Novartis AG                                            593,212   53,541,573
    Novartis AG Sponsored ADR                              953,193   85,844,562
#   OC Oerlikon Corp. AG                                 1,007,026   17,967,595
*   Orascom Development Holding AG                          24,254      435,794
#   Orell Fuessli Holding AG                                   522       63,373
    Orior AG                                                19,936    1,617,093
#   Panalpina Welttransport Holding AG                      20,317    3,361,986
    Partners Group Holding AG                               18,244   14,176,590
    Phoenix Mecano AG                                        1,478    1,013,229
    Plazza AG Class A                                        2,404      583,427
    PSP Swiss Property AG                                  113,390   11,150,404
    Rieter Holding AG                                       18,627    4,974,195
    Roche Holding AG(7108918)                                7,574    1,892,602
    Roche Holding AG(7110388)                              202,997   50,155,296
    Romande Energie Holding SA                                 498      668,613
#   Schaffner Holding AG                                     1,258      425,934
    Schindler Holding AG                                    10,892    2,650,924
*   Schmolz + Bickenbach AG                              2,063,699    1,772,189
    Schweiter Technologies AG                                4,012    5,018,422
    SFS Group AG                                            12,962    1,628,754
#   SGS SA                                                   4,156   11,171,999
    Siegfried Holding AG                                    20,585    7,367,601
    Sika AG                                                  4,302   37,267,375
    Sonova Holding AG                                      118,843   19,151,692
    St Galler Kantonalbank AG                                6,353    3,562,886
#   Straumann Holding AG                                    20,702   15,801,482
    Sulzer AG                                               89,807   12,763,039
    Sunrise Communications Group AG                        222,266   20,898,240
    Swatch Group AG (The)(7184725)                          51,048   23,353,917
#   Swatch Group AG (The)(7184736)                          92,397    7,981,549
#   Swiss Life Holding AG                                   61,576   23,121,641
    Swiss Prime Site AG                                    111,908   10,834,087
    Swiss Re AG                                            281,678   27,782,856
#   Swisscom AG                                             66,023   36,054,474
    Swissquote Group Holding SA                             44,969    2,222,510
    Tamedia AG                                               3,813      569,505
    Tecan Group AG                                          20,958    4,639,079
    Temenos Group AG                                       145,710   20,136,607
    Thurgauer Kantonalbank                                   1,375      156,524
*   Tornos Holding AG                                        3,995       36,303
#   u-blox Holding AG                                       32,360    6,784,690
    UBS Group AG(BRJL176)                                2,659,508   53,986,421
#*  UBS Group AG(H42097107)                                701,343   14,251,290
    Valiant Holding AG                                      55,224    6,670,300
    Valora Holding AG                                       19,910    7,327,057
    VAT Group AG                                            29,452    4,705,151
    Vaudoise Assurances Holding SA                           3,496    1,980,507
    Vetropack Holding AG                                       609    1,223,969

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SWITZERLAND -- (Continued)
#   Vifor Pharma AG                                      141,143 $   20,757,849
#*  Von Roll Holding AG                                   92,961        142,637
    Vontobel Holding AG                                  137,153      9,909,009
    VP Bank AG                                             3,058        487,463
    VZ Holding AG                                          4,568      1,541,427
    Walliser Kantonalbank                                  1,730        189,524
#   Walter Meier AG                                        4,892        222,443
    Warteck Invest AG                                         13         27,150
#   Ypsomed Holding AG                                     7,984      1,495,166
    Zehnder Group AG                                      40,519      1,877,542
    Zug Estates Holding AG Class B                           219        416,422
    Zuger Kantonalbank AG                                    161        978,695
    Zurich Insurance Group AG                            169,388     55,719,774
                                                                 --------------
TOTAL SWITZERLAND                                                 1,692,164,953
                                                                 --------------
UNITED KINGDOM -- (14.8%)
    3i Group P.L.C.                                    2,400,080     31,736,313
    4imprint Group P.L.C.                                  4,002        113,611
    888 Holdings P.L.C.                                1,063,532      4,256,160
    A.G. Barr P.L.C.                                     385,764      3,517,071
    AA P.L.C.                                          1,418,498      2,538,618
    Acacia Mining P.L.C.                                 783,012      2,067,300
    Admiral Group P.L.C.                                 389,202     10,220,850
    Aggreko P.L.C.                                     1,010,009     11,569,114
    Air Partner P.L.C.                                    28,290         57,394
*   Aldermore Group P.L.C.                               143,352        633,995
#   Anglo American P.L.C.                              3,796,420     92,028,698
    Anglo Pacific Group P.L.C.                           497,928      1,078,032
    Anglo-Eastern Plantations P.L.C.                       8,036         86,736
    Antofagasta P.L.C.                                   893,574     11,826,468
    Arrow Global Group P.L.C.                            544,309      3,154,723
    Ascential P.L.C.                                      20,467        105,670
    Ashmore Group P.L.C.                               2,058,499     12,565,653
    Ashtead Group P.L.C.                               1,005,461     30,056,307
    Associated British Foods P.L.C.                      311,838     12,094,554
    AstraZeneca P.L.C.                                     5,511        382,536
#   AstraZeneca P.L.C. Sponsored ADR                   1,343,676     47,109,281
    Auto Trader Group P.L.C.                           1,363,331      6,970,439
    AVEVA Group P.L.C.                                   133,952      5,679,917
    Aviva P.L.C.                                       5,334,909     38,920,394
    Avon Rubber P.L.C.                                    23,269        415,326
    B&M European Value Retail SA                       3,423,530     20,207,353
    Babcock International Group P.L.C.                 1,301,942     12,681,551
    BAE Systems P.L.C.                                 4,442,831     37,484,467
    Balfour Beatty P.L.C.                              1,024,501      4,111,017
    Barclays P.L.C.                                      472,701      1,344,319
#   Barclays P.L.C. Sponsored ADR                      3,568,447     40,573,242
    Barratt Developments P.L.C.                        2,010,782     16,703,177
    BBA Aviation P.L.C.                                3,430,132     17,143,224
    Beazley P.L.C.                                     2,871,960     21,693,933
    Bellway P.L.C.                                       829,581     39,107,934
    Berkeley Group Holdings P.L.C.                       510,995     28,772,024

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
    BGEO Group P.L.C.                                      110,374 $  5,737,838
    BHP Billiton P.L.C.                                  1,655,835   36,875,815
    BHP Billiton P.L.C. ADR                                721,817   32,135,293
    Bloomsbury Publishing P.L.C.                            58,768      154,494
    Bodycote P.L.C.                                      1,124,960   15,437,004
    Booker Group P.L.C.                                  5,063,036   16,282,129
    Bovis Homes Group P.L.C.                               857,191   13,328,322
    BP P.L.C.                                            3,023,442   21,570,411
    BP P.L.C. Sponsored ADR                              3,688,893  157,847,731
    Braemar Shipping Services P.L.C.                        35,777      132,450
    Brewin Dolphin Holdings P.L.C.                       1,438,018    7,624,636
    British American Tobacco P.L.C.                        300,999   20,572,278
    British American Tobacco P.L.C. Sponsored ADR          287,714   19,593,323
    Britvic P.L.C.                                         886,320    9,242,916
    BT Group P.L.C.                                      3,590,933   13,119,657
    BT Group P.L.C. Sponsored ADR                          272,564    5,113,301
*   BTG P.L.C.                                             523,016    5,522,475
    Bunzl P.L.C.                                           284,399    8,319,414
    Burberry Group P.L.C.                                  494,931   11,099,596
*   Cairn Energy P.L.C.                                  2,909,602    8,560,699
    Cambian Group P.L.C.                                    64,927      179,116
    Capita P.L.C.                                          834,068    2,158,856
#   Capital & Counties Properties P.L.C.                 2,607,762   10,951,527
*   Carclo P.L.C.                                           26,730       31,701
    Card Factory P.L.C.                                    443,079    1,211,370
#   Carillion P.L.C.                                     2,003,504      422,866
    Carnival P.L.C.                                         43,538    3,071,809
#   Carnival P.L.C. ADR                                    137,838    9,831,985
*   Carpetright P.L.C.                                       1,362        1,635
    Carr's Group P.L.C.                                     26,720       54,332
    Castings P.L.C.                                         57,646      376,857
    Centamin P.L.C.                                      6,388,796   14,782,112
    Centaur Media P.L.C.                                    79,311       58,144
    Centrica P.L.C.                                      4,684,758    8,888,661
    Charles Stanley Group P.L.C.                             6,583       35,749
    Charles Taylor P.L.C.                                   20,107       82,742
    Chemring Group P.L.C.                                  816,442    2,222,720
    Chesnara P.L.C.                                        219,083    1,217,181
#   Cineworld Group P.L.C.                               1,191,369    8,721,489
#*  Circassia Pharmaceuticals P.L.C.                        22,758       30,853
    Clarkson P.L.C.                                         15,541      696,080
    Clipper Logistics P.L.C.                                 8,393       52,680
    Close Brothers Group P.L.C.                            787,481   17,607,201
    CLS Holdings P.L.C.                                     91,403      307,165
    CMC Markets P.L.C.                                     236,476      534,370
*   Cobham P.L.C.                                        8,313,946   15,439,102
    Coca-Cola HBC AG                                       415,356   13,954,073
    Communisis P.L.C.                                      792,496      764,078
    Compass Group P.L.C.                                   751,110   15,814,534
    Computacenter P.L.C.                                   342,432    5,536,710
    Connect Group P.L.C.                                   338,316      359,034
    Consort Medical P.L.C.                                  91,646    1,558,546
    Costain Group P.L.C.                                   597,960    3,897,243

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Countryside Properties P.L.C.                             6,243 $    28,070
*   Countrywide P.L.C.                                      159,039     192,248
    Cranswick P.L.C.                                        231,856   9,667,040
    Crest Nicholson Holdings P.L.C.                       1,147,112   8,233,870
    Croda International P.L.C.                              296,556  18,873,615
    CYBG P.L.C.                                              25,171     114,584
    Daejan Holdings P.L.C.                                    7,313     619,842
    Daily Mail & General Trust P.L.C.                       643,304   5,826,852
#   Dairy Crest Group P.L.C.                                547,106   4,576,704
    DCC P.L.C.                                              192,883  20,273,323
    De La Rue P.L.C.                                        375,640   3,329,905
#   Debenhams P.L.C.                                      4,592,504   1,960,144
    Dechra Pharmaceuticals P.L.C.                           203,797   6,938,179
    Devro P.L.C.                                            759,003   2,432,230
    Diageo P.L.C.                                           319,548  11,501,284
    Diageo P.L.C. Sponsored ADR                             204,369  29,420,961
*   Dialight P.L.C.                                          13,416     123,552
    Dignity P.L.C.                                          159,875   1,854,354
    Diploma P.L.C.                                          544,107   9,024,575
    Direct Line Insurance Group P.L.C.                    5,073,174  26,597,693
    DiscoverIE Group P.L.C.                                 133,195     719,148
    Dixons Carphone P.L.C.                                2,370,883   6,591,859
    Domino's Pizza Group P.L.C.                           1,308,236   6,275,223
    Drax Group P.L.C.                                     1,420,483   5,236,792
    DS Smith P.L.C.                                       3,681,726  26,314,163
    Dunelm Group P.L.C.                                     207,706   1,891,190
    Dyson Group P.L.C                                         3,999          74
    easyJet P.L.C.                                          610,309  14,376,185
*   EI Group P.L.C.                                       2,876,971   5,486,187
    Electrocomponents P.L.C.                              1,728,656  15,040,475
    Elementis P.L.C.                                      2,396,764   9,850,149
*   EnQuest P.L.C.                                        5,597,590   2,975,076
    Entertainment One, Ltd.                                 215,823     991,444
    Equiniti Group P.L.C.                                    59,888     230,646
    Essentra P.L.C.                                         726,347   5,272,352
    esure Group P.L.C.                                    1,380,364   4,692,287
    Euromoney Institutional Investor P.L.C.                  76,248   1,277,403
    Evraz P.L.C.                                          1,461,075   7,711,835
    Experian P.L.C.                                         686,452  15,821,191
    FDM Group Holdings P.L.C.                                 2,919      39,368
    Fenner P.L.C.                                           597,033   4,015,638
    Ferguson P.L.C.(BFNWV48)                                250,972  19,381,102
#   Ferguson P.L.C.(31502A105)                               53,693     416,124
    Ferrexpo P.L.C.                                       2,000,817   8,288,581
    Fidessa Group P.L.C.                                    121,223   4,056,177
*   Findel P.L.C.                                            63,044     204,008
*   Firstgroup P.L.C.                                     4,360,744   6,431,692
*   Flybe Group P.L.C.                                      129,389      66,278
    Forterra P.L.C.                                          53,657     216,502
    Foxtons Group P.L.C.                                    149,203     144,612
    Fresnillo P.L.C.                                        249,267   4,772,366
    Fuller Smith & Turner P.L.C. Class A                     42,501     592,787
*   Future P.L.C.                                            24,077     134,360

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
    G4S P.L.C.                                           4,635,505 $ 18,709,373
    Galliford Try P.L.C.                                   411,557    6,377,760
    GAME Digital P.L.C.                                     15,529        8,381
    Games Workshop Group P.L.C.                             38,385    1,278,038
*   Gem Diamonds, Ltd.                                     384,095      489,136
    Genus P.L.C.                                           152,544    5,243,322
    GKN P.L.C.                                           4,539,067   27,243,998
    GlaxoSmithKline P.L.C.                                 104,177    1,939,159
#   GlaxoSmithKline P.L.C. Sponsored ADR                   637,756   23,922,228
    Glencore P.L.C.                                      7,012,087   40,189,028
    Go-Ahead Group P.L.C.                                  169,617    3,892,806
    Gocompare.Com Group P.L.C.                             761,539    1,253,187
    Goodwin P.L.C.                                              40        1,122
    Grafton Group P.L.C.                                   479,047    5,377,248
    Grainger P.L.C.                                      1,584,898    6,507,382
    Greencore Group P.L.C.                               2,321,498    6,412,456
#   Greene King P.L.C.                                   1,453,552   10,773,177
    Greggs P.L.C.                                          679,937   12,761,621
*   Gulf Keystone Petroleum, Ltd.                          104,708      179,344
    Gulf Marine Services P.L.C.                              2,822        1,928
#   GVC Holdings P.L.C.                                    677,143    8,905,131
    Gym Group P.L.C. (The)                                   8,082       28,341
    Halfords Group P.L.C.                                1,098,975    5,306,572
    Halma P.L.C.                                         1,396,475   25,345,069
    Hargreaves Lansdown P.L.C.                             305,977    8,074,056
    Harvey Nash Group P.L.C.                                28,747       35,919
    Hastings Group Holdings P.L.C.                         290,814    1,217,886
    Hays P.L.C.                                          9,384,544   26,941,210
    Headlam Group P.L.C.                                   128,256    1,047,129
    Helical P.L.C.                                         484,865    2,192,188
    Henry Boot P.L.C.                                       54,535      264,727
    Hikma Pharmaceuticals P.L.C.                           314,409    4,323,764
    Hill & Smith Holdings P.L.C.                           393,984    6,719,188
    Hilton Food Group P.L.C.                                 4,765       57,493
    Hiscox, Ltd.                                         1,177,467   23,648,864
    Hochschild Mining P.L.C.                             1,400,699    4,561,878
    Hogg Robinson Group P.L.C.                             159,073      183,166
    HomeServe P.L.C.                                       988,267   10,991,156
    Howden Joinery Group P.L.C.                          1,810,939   11,941,622
    HSBC Holdings P.L.C.                                   972,806   10,378,525
#   HSBC Holdings P.L.C. Sponsored ADR                   3,303,263  178,078,908
*   Hunting P.L.C.                                         698,507    6,093,532
    Huntsworth P.L.C.                                      300,636      358,760
    Ibstock P.L.C.                                         631,644    2,307,062
    IG Group Holdings P.L.C.                             1,874,976   20,587,013
    IMI P.L.C.                                           1,363,624   25,734,316
    Imperial Brands P.L.C.                                 378,719   15,585,586
#   Imperial Brands P.L.C. Sponsored ADR                    25,186    1,057,056
    Inchcape P.L.C.                                      2,739,685   28,208,797
*   Indivior P.L.C.                                      1,888,968   10,792,039
    Informa P.L.C.                                         739,298    7,307,282
    Inmarsat P.L.C.                                      2,003,626   13,206,544
    InterContinental Hotels Group P.L.C.                   113,282    7,579,664

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
#   InterContinental Hotels Group P.L.C. ADR                 81,958 $ 5,496,923
    Intermediate Capital Group P.L.C.                       662,730  10,896,593
    International Consolidated Airlines Group SA          1,443,614  13,117,220
    International Personal Finance P.L.C.                    89,702     252,559
#*  Interserve P.L.C.                                       477,274     723,978
    Intertek Group P.L.C.                                   327,922  23,397,446
    Investec P.L.C.                                       1,992,549  15,480,589
#*  IP Group P.L.C.                                         420,438     761,131
    ITE Group P.L.C.                                      1,021,694   2,502,360
    ITV P.L.C.                                            2,944,191   6,982,473
    IWG P.L.C.                                            3,993,368  15,050,796
    J D Wetherspoon P.L.C.                                  667,694  11,943,094
    J Sainsbury P.L.C.                                    5,396,609  19,417,257
*   Jackpotjoy P.L.C.                                       166,920   1,921,582
    James Fisher & Sons P.L.C.                              156,901   3,361,987
    Jardine Lloyd Thompson Group P.L.C.                     348,379   6,663,524
    JD Sports Fashion P.L.C.                              1,088,120   5,655,828
    John Laing Group P.L.C.                                  10,901      44,004
    John Menzies P.L.C.                                     475,906   4,652,938
    John Wood Group P.L.C.                                1,904,120  17,552,533
    Johnson Matthey P.L.C.                                  561,180  27,581,941
    Jupiter Fund Management P.L.C.                        3,051,695  25,637,280
*   Just Eat P.L.C.                                         510,726   5,903,056
    Just Group P.L.C.                                       365,923     763,632
    Kainos Group P.L.C.                                       5,355      26,586
*   KAZ Minerals P.L.C.                                   1,516,312  17,645,330
    KCOM Group P.L.C.                                     2,178,598   2,724,803
    Keller Group P.L.C.                                     283,029   4,014,904
    Kier Group P.L.C.                                       281,172   4,202,768
    Kingfisher P.L.C.                                     3,808,703  18,749,288
    Ladbrokes Coral Group P.L.C.                          3,826,563   9,218,828
    Laird P.L.C.                                          1,819,788   3,232,747
*   Lamprell P.L.C.                                         633,715     720,078
    Lancashire Holdings, Ltd.                               730,164   6,824,235
    Laura Ashley Holdings P.L.C.                            224,765      21,151
    Legal & General Group P.L.C.                         11,131,544  42,760,555
*   Liberty Global P.L.C. Class A                           115,018   4,299,373
*   Liberty Global P.L.C. Class C                           281,606  10,070,231
    Lloyds Banking Group P.L.C.                          62,288,792  61,541,203
#   Lloyds Banking Group P.L.C. ADR                       1,209,083   4,872,604
    London Stock Exchange Group P.L.C.                      342,457  19,103,977
#*  Lonmin P.L.C.                                           629,053     649,154
    Lookers P.L.C.                                        1,019,378   1,328,315
    Low & Bonar P.L.C.                                      135,064     115,791
    LSL Property Services P.L.C.                             27,600     111,146
    Man Group P.L.C.                                      5,039,319  15,534,075
*   Management Consulting Group P.L.C.                      265,588      24,063
    Marks & Spencer Group P.L.C.                          7,922,225  33,877,697
    Marshalls P.L.C.                                        936,982   5,551,042
    Marston's P.L.C.                                      3,773,210   6,054,349
    McBride P.L.C.                                          788,775   1,984,782
    McCarthy & Stone P.L.C.                                 138,606     287,860
    McColl's Retail Group P.L.C.                              4,250      16,791

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Mears Group P.L.C.                                      170,788 $   969,958
#   Mediclinic International P.L.C.                         240,202   2,034,064
    Meggitt P.L.C.                                        2,977,953  19,617,755
    Melrose Industries P.L.C.                             6,892,497  22,150,594
    Merlin Entertainments P.L.C.                          1,635,497   7,628,394
    Micro Focus International P.L.C.                        576,528  17,623,874
    Millennium & Copthorne Hotels P.L.C.                    449,339   3,416,990
    Mitchells & Butlers P.L.C.                              954,397   3,487,526
    Mitie Group P.L.C.                                    1,861,879   4,687,547
    MJ Gleeson P.L.C.                                        21,907     227,332
    Mondi P.L.C.                                            690,162  18,394,961
    Moneysupermarket.com Group P.L.C.                     1,845,195   8,872,928
    Morgan Advanced Materials P.L.C.                      1,162,993   5,729,769
    Morgan Sindall Group P.L.C.                              67,309   1,207,266
*   Mothercare P.L.C.                                       426,173     269,720
    Motorpoint group P.L.C.                                   3,930      13,135
    N Brown Group P.L.C.                                    537,639   1,538,780
    National Express Group P.L.C.                         1,790,931   9,325,685
    National Grid P.L.C.                                     13,254     151,867
#   National Grid P.L.C. Sponsored ADR                      191,848  11,065,804
    NCC Group P.L.C.                                        112,913     322,216
*   New World Resources P.L.C. Class A                       46,188          30
    NEX Group P.L.C.                                      1,105,031   9,301,646
    Next P.L.C.                                             166,914  12,052,164
    Norcros P.L.C.                                              475       1,261
    Northgate P.L.C.                                        721,270   4,156,723
*   Nostrum Oil & Gas P.L.C.                                 22,767     100,645
#*  Ocado Group P.L.C.                                    1,390,394   9,948,858
    Old Mutual P.L.C.                                    10,504,254  34,864,621
    On the Beach Group P.L.C.                               180,422   1,335,207
    OneSavings Bank P.L.C.                                  529,709   3,003,075
*   Ophir Energy P.L.C.                                   2,861,026   2,256,835
    Oxford Instruments P.L.C.                               149,967   1,961,030
    Pagegroup P.L.C.                                      1,751,898  13,539,988
    Paragon Banking Group P.L.C.                            576,428   4,038,286
    PayPoint P.L.C.                                         105,244   1,328,036
    Pearson P.L.C.                                        1,199,757  11,808,622
#   Pearson P.L.C. Sponsored ADR                            614,932   6,007,886
    Pendragon P.L.C.                                      1,807,353     582,703
    Pennon Group P.L.C.                                   1,091,471  11,157,333
    Persimmon P.L.C.                                        858,661  30,524,085
#*  Petra Diamonds, Ltd.                                  2,580,417   2,194,120
    Petrofac, Ltd.                                        1,312,507   9,889,588
*   Petropavlovsk P.L.C.                                  4,507,345     535,685
    Pets at Home Group P.L.C.                               369,962     940,665
    Phoenix Group Holdings                                  769,576   8,353,174
    Photo-Me International P.L.C.                         1,366,438   3,546,121
    Playtech P.L.C.                                       1,397,150  15,724,113
    Polypipe Group P.L.C.                                   670,222   3,767,062
*   Premier Foods P.L.C.                                  3,848,812   2,227,863
*   Premier Oil P.L.C.                                    3,179,973   3,742,476
#   Provident Financial P.L.C.                              360,189   3,448,372
#   Prudential P.L.C. ADR                                   528,759  28,621,725

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
    PZ Cussons P.L.C.                                      803,628 $  3,560,467
    QinetiQ Group P.L.C.                                 3,583,149   10,474,629
    Randgold Resources, Ltd.                                96,666    9,766,115
    Rank Group P.L.C.                                      362,858    1,168,970
    Rathbone Brothers P.L.C.                                72,797    2,815,600
*   Raven Russia, Ltd.                                     142,429      100,656
*   REA Holdings P.L.C.                                     11,361       53,047
    Reckitt Benckiser Group P.L.C.                         231,357   22,342,157
    Redrow P.L.C.                                        1,720,910   14,626,665
    RELX P.L.C.                                            366,955    8,120,663
    RELX P.L.C. Sponsored ADR                              184,656    4,045,812
    Renewi P.L.C.                                        2,052,578    2,946,692
    Renishaw P.L.C.                                        135,985    9,575,427
    Rentokil Initial P.L.C.                              4,236,301   17,868,908
    Restaurant Group P.L.C. (The)                          762,189    2,746,524
*   Rhi Magnesita NV                                        59,806    3,865,388
    Ricardo P.L.C.                                          86,453    1,206,067
    Rightmove P.L.C.                                       279,964   17,548,971
    Rio Tinto P.L.C.                                       109,785    6,110,962
#   Rio Tinto P.L.C. Sponsored ADR                       1,670,448   93,728,837
    RM P.L.C.                                               27,965       75,705
    Robert Walters P.L.C.                                  109,708    1,021,814
    Rolls-Royce Holdings P.L.C.                          3,297,979   40,923,171
    Rotork P.L.C.                                        4,592,209   19,268,982
*   Royal Bank of Scotland Group P.L.C.                    674,985    2,760,968
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR    1,136,658    9,468,361
    Royal Dutch Shell P.L.C. Class A                     1,370,292   48,040,587
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A      1,546,368  108,616,888
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B      1,333,672   95,931,027
    Royal Mail P.L.C.                                    2,341,536   15,600,827
    RPC Group P.L.C.                                     1,496,233   18,076,188
    RPS Group P.L.C.                                       551,638    2,283,984
    RSA Insurance Group P.L.C.                           2,554,941   22,481,637
    S&U P.L.C.                                               2,442       78,287
    Saga P.L.C.                                            579,137      949,508
    Sage Group P.L.C. (The)                              1,633,182   17,389,497
    Savills P.L.C.                                         807,452   11,761,108
    Schroders P.L.C.(0239581)                               57,030    2,157,809
    Schroders P.L.C.(0240549)                              140,497    7,419,150
    SDL P.L.C.                                             155,762    1,013,084
    Senior P.L.C.                                        1,746,838    6,755,312
*   Serco Group P.L.C.                                   1,389,499    1,750,656
    Severfield P.L.C.                                      408,073      479,125
    Severn Trent P.L.C.                                    411,155   11,425,787
    Shire P.L.C.                                           333,076   15,562,044
    Shire P.L.C. ADR                                        27,906    3,907,956
    SIG P.L.C.                                           2,774,844    6,408,455
    Sky P.L.C.                                             692,472   10,414,682
    Sky P.L.C. Sponsored ADR                                 3,066      183,598
    Smith & Nephew P.L.C.                                  726,460   13,071,553
#   Smith & Nephew P.L.C. Sponsored ADR                    114,228    4,172,731
    Smiths Group P.L.C.                                  1,264,707   28,721,526
    Soco International P.L.C.                              766,128    1,255,547

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Softcat P.L.C.                                           59,542 $   444,025
    Spectris P.L.C.                                         526,898  19,519,689
    Speedy Hire P.L.C.                                    1,082,917     842,952
    Spirax-Sarco Engineering P.L.C.                         210,354  16,942,429
    Spire Healthcare Group P.L.C.                            38,323     132,785
    Spirent Communications P.L.C.                         1,895,400   2,703,648
    Sportech P.L.C.                                          87,812     102,243
*   Sports Direct International P.L.C.                    1,032,701   5,455,847
#   SSE P.L.C.                                            2,169,737  40,237,722
    SSP Group P.L.C.                                      1,073,149   9,285,963
    St James's Place P.L.C.                               1,305,077  22,034,047
    St. Ives P.L.C.                                          89,975      94,077
    St. Modwen Properties P.L.C.                            881,195   5,165,204
    Stagecoach Group P.L.C.                               1,166,899   2,504,954
*   Standard Chartered P.L.C.                             2,897,798  33,716,561
    Standard Life Aberdeen P.L.C.                         4,706,655  28,449,423
    Sthree P.L.C.                                           129,310     652,489
    Stobart Group, Ltd.                                     145,339     485,402
    Stock Spirits Group P.L.C.                                3,695      15,966
    STV Group P.L.C.                                         56,141     259,366
    Superdry P.L.C.                                         393,712   9,741,266
    Synthomer P.L.C.                                      1,639,788  11,039,589
    T Clarke P.L.C.                                          26,802      31,799
#   TalkTalk Telecom Group P.L.C.                         1,643,410   2,776,045
    Tarsus Group P.L.C.                                       4,986      23,743
    Tate & Lyle P.L.C.                                    2,725,196  24,841,998
    Taylor Wimpey P.L.C.                                 12,908,348  34,922,790
    Ted Baker P.L.C.                                         80,582   3,433,706
    Telecom Plus P.L.C.                                     256,314   4,225,174
    Tesco P.L.C.                                         18,519,105  55,058,906
    Thomas Cook Group P.L.C.                              8,930,241  15,994,451
    Topps Tiles P.L.C.                                      300,502     395,866
    TP ICAP P.L.C.                                        1,527,322  11,492,763
    Travis Perkins P.L.C.                                   681,736  14,137,883
    Trifast P.L.C.                                           95,821     345,716
    Trinity Mirror P.L.C.                                 1,396,064   1,488,004
    TT Electronics P.L.C.                                   395,646   1,190,182
    TUI AG(B11LJN4)                                         340,866   7,706,395
    TUI AG(5666292)                                         561,525  12,664,224
*   Tullow Oil P.L.C.                                     6,597,206  18,772,774
    Tyman P.L.C.                                              2,976      15,015
    U & I Group P.L.C.                                      351,481   1,014,684
    UBM P.L.C.                                              683,314   8,809,565
    UDG Healthcare P.L.C.                                   690,338   8,041,266
    Ultra Electronics Holdings P.L.C.                       487,734  10,551,485
    Unilever P.L.C.                                          63,007   3,565,962
#   Unilever P.L.C. Sponsored ADR                           301,419  17,021,131
    United Utilities Group P.L.C.                           610,655   6,405,550
    Urban & Civic P.L.C.                                      3,090      13,357
*   Vectura Group P.L.C.                                  2,121,246   2,930,217
    Vedanta Resources P.L.C.                                290,790   3,420,467
    Vesuvius P.L.C.                                         852,942   7,293,170
    Victrex P.L.C.                                          487,526  17,688,431

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
    Virgin Money Holdings UK P.L.C.                   1,198,641 $     4,753,291
    Vitec Group P.L.C. (The)                             25,959         409,509
    Vodafone Group P.L.C.                            31,621,343     100,803,569
#   Vodafone Group P.L.C. Sponsored ADR               1,906,729      61,434,800
*   Volex P.L.C.                                         24,880          25,258
    Volution Group P.L.C.                                 4,868          15,115
    Vp P.L.C.                                            13,881         173,252
    Weir Group P.L.C. (The)                             184,149       5,773,397
    WH Smith P.L.C.                                     366,881      11,127,791
    Whitbread P.L.C.                                    207,751      11,450,149
    William Hill P.L.C.                               3,800,685      16,712,594
    Wilmington P.L.C.                                   137,652         471,732
    Wincanton P.L.C.                                    199,407         633,185
*   Wizz Air Holdings P.L.C.                              2,007          98,642
    WM Morrison Supermarkets P.L.C.                   6,909,453      21,777,805
#   WPP P.L.C.                                          613,093      11,103,104
#   WPP P.L.C. Sponsored ADR                            130,599      11,806,150
    Xaar P.L.C.                                         121,852         633,044
    XP Power, Ltd.                                        7,032         334,492
    ZPG P.L.C.                                          207,184       1,008,927
                                                                ---------------
TOTAL UNITED KINGDOM                                              4,510,618,036
                                                                ---------------
UNITED STATES -- (0.0%)
#*  Liberty Latin America, Ltd. Class A                  15,722         352,963
#*  Novelion Therapeutics, Inc.                          11,936          62,186
    Rayonier Advanced Materials, Inc.                         1              13
#*  Worldpay, Inc. Class A                              152,600      12,241,800
                                                                ---------------
TOTAL UNITED STATES                                                  12,656,962
                                                                ---------------
TOTAL COMMON STOCKS                                              28,396,898,718
                                                                ---------------
PREFERRED STOCKS -- (0.5%)

GERMANY -- (0.5%)
    Bayerische Motoren Werke AG                         101,698       9,940,117
    Biotest AG                                           46,560       1,459,217
    Draegerwerk AG & Co. KGaA                            20,009       1,950,633
#   Fuchs Petrolub SE                                   126,017       6,897,965
    Henkel AG & Co. KGaA                                 31,058       4,343,299
    Jungheinrich AG                                     264,209      13,066,059
    Porsche Automobil Holding SE                        245,661      22,732,962
    Sartorius AG                                         65,389       7,825,839
    Schaeffler AG                                       116,825       2,324,834
    Sixt SE                                              75,278       5,348,304
    STO SE & Co. KGaA                                     3,363         534,844
    Villeroy & Boch AG                                   47,850       1,130,637

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
GERMANY -- (Continued)
      Volkswagen AG                                     399,360 $    87,820,847
                                                                ---------------
TOTAL GERMANY                                                       165,375,557
                                                                ---------------
TOTAL PREFERRED STOCKS                                              165,375,557
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Orocobre, Ltd. Rights 02/02/18                      2,042              --
*     Panoramic Resources, Ltd. Rights 02/21/18         233,397          85,572
                                                                ---------------
TOTAL AUSTRALIA                                                          85,572
                                                                ---------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                       29,444              --
                                                                ---------------
CANADA -- (0.0%)
*     QLT, Inc. Warrants 11/23/17                        59,679              --
*     QLT, Inc. Warrants 11/23/17 Class A                59,679              --
                                                                ---------------
TOTAL CANADA                                                                 --
                                                                ---------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                    595,343              --
                                                                ---------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                        1,752,750           2,240
                                                                ---------------
ISRAEL -- (0.0%)
*     AIrport City, Ltd. Rights 10/30/17                     --               1
                                                                ---------------
ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                   1,683,440           8,348
                                                                ---------------
JAPAN -- (0.0%)
*     Hoosiers Holdings Rights 03/15/18                 153,900         390,495
                                                                ---------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios
        SA Rights 02/05/18                              422,720         221,478
#*    Amper SA Rights 02/05/18                        2,253,779          27,982
#*    Promotora de Informaciones SA Rights 02/19/18     203,758         569,195
*     Sacyr SA Rights 02/12/18                        1,832,915         124,023
                                                                ---------------
TOTAL SPAIN                                                             942,678
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                 1,429,334
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      28,563,703,609
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund                165,440,324   1,914,309,993
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $23,643,912,696)^^          $30,478,013,602
                                                                ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                        -------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                        --------------- --------------- ------- ---------------
Common Stocks
   Australia            $    49,165,466 $ 1,614,738,065   --    $ 1,663,903,531
   Austria                       81,438     200,820,864   --        200,902,302
   Belgium                   14,770,930     395,592,664   --        410,363,594
   Canada                 2,338,480,104           2,053   --      2,338,482,157
   Denmark                   33,038,206     464,201,964   --        497,240,170
   Finland                    4,420,467     501,954,414   --        506,374,881
   France                    81,045,295   2,117,034,462   --      2,198,079,757
   Germany                   95,827,416   2,032,169,432   --      2,127,996,848
   Hong Kong                  7,472,054     795,552,657   --        803,024,711
   Ireland                   22,627,344     128,448,360   --        151,075,704
   Israel                    25,771,435     169,610,916   --        195,382,351
   Italy                     21,608,435     924,357,269   --        945,965,704
   Japan                    135,158,215   6,944,722,308   --      7,079,880,523
   Netherlands              126,762,807     712,294,920   --        839,057,727
   New Zealand                  158,479     114,154,755   --        114,313,234
   Norway                    16,013,063     220,708,254   --        236,721,317
   Portugal                     256,463      71,327,332   --         71,583,795
   Singapore                         --     315,001,937   --        315,001,937
   Spain                     32,180,069     664,455,856   --        696,635,925
   Sweden                     5,008,227     784,464,372   --        789,472,599
   Switzerland              126,287,519   1,565,877,434   --      1,692,164,953
   United Kingdom         1,025,851,270   3,484,766,766   --      4,510,618,036
   United States             12,656,962              --   --         12,656,962
Preferred Stocks
   Germany                           --     165,375,557   --        165,375,557
Rights/Warrants
   Australia                         --          85,572   --             85,572
   Hong Kong                         --           2,240   --              2,240
   Israel                            --               1   --                  1
   Italy                             --           8,348   --              8,348
   Japan                             --         390,495   --            390,495
   Spain                             --         942,678   --            942,678
Securities Lending
  Collateral                         --   1,914,309,993   --      1,914,309,993
                        --------------- ---------------   --    ---------------
TOTAL                   $4,174,641,664  $26,303,371,938   --    $30,478,013,602
                        =============== ===============   ==    ===============

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                   VALUE+
  -                                                            ---------------
  AFFILIATED INVESTMENT COMPANIES -- (100.0%)
  Investment in The Continental Small Company Series of
    The DFA Investment Trust Company                           $ 5,668,312,570
  Investment in The Japanese Small Company Series of
    The DFA Investment Trust Company                             3,719,569,295
  Investment in The United Kingdom Small Company Series of
    The DFA Investment Trust Company                             2,383,859,520
  Investment in The Asia Pacific Small Company Series of
    The DFA Investment Trust Company                             1,652,375,058
  Investment in The Canadian Small Company Series of
    The DFA Investment Trust Company                             1,186,237,588
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES ^^   $14,610,354,031
                                                               ===============

At January 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)       892     03/16/18  $119,224,781 $126,030,680   $6,805,899
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                        $119,224,781 $126,030,680   $6,805,899
                                               ============ ============   ==========

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                 --------------- ------- ------- ---------------
Affiliated Investment Companies  $14,610,354,031   --      --    $14,610,354,031
Futures Contracts**                    6,805,899   --      --          6,805,899
                                 ---------------   --      --    ---------------
TOTAL                            $14,617,159,930   --      --    $14,617,159,930
                                 ===============   ==      ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        GLOBAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                                SHARES    VALUE+
-                                                                               ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.  286,007 $10,505,041
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company                                                        2,971,108
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company                                                        2,624,041
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company                                                        1,955,311
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company                                                        1,204,256
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company                                                          868,859
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company                                                          596,020
                                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $18,641,221) ^^                                                              $20,724,636
                                                                                        ===========

GLOBAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $20,724,636    --      --    $20,724,636
                                 -----------    --      --    -----------
TOTAL                            $20,724,636    --      --    $20,724,636
                                 ===========    ==      ==    ===========

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                  VALUE+
    -                                                          ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company                         $708,599,205
                                                               ------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^   $708,599,205
                                                               ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                  VALUE+
    -                                                          ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company                         $364,455,282
                                                               ------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^   $364,455,282
                                                               ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                  VALUE+
     -                                                          -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company                         $45,644,278
                                                                -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^   $45,644,278
                                                                ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                  VALUE+
    -                                                          ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company                         $749,956,381
                                                               ------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^   $749,956,381
                                                               ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                        SHARES      VALUE++
                                                      ---------- --------------
COMMON STOCKS -- (95.9%)
AUSTRALIA -- (17.6%)
    Abacus Property Group                              4,614,037 $   13,441,587
    ALE Property Group                                 1,236,219      4,786,124
    Arena REIT                                           533,284        984,023
    Aspen Group                                          850,992        720,615
*   Astro Japan Property Group                           462,047         18,616
    BWP Trust                                          7,132,095     17,207,054
#   Carindale Property Trust                             115,524        706,069
    Centuria Industrial REIT                           1,210,025      2,435,337
    Centuria Metropolitan REIT                           143,593        274,961
    Charter Hall Group                                 6,519,414     30,998,005
    Charter Hall Long Wale REIT                           11,192         35,249
#   Charter Hall Retail REIT                           4,830,731     14,897,125
#   Cromwell Property Group                           18,547,954     14,802,606
    Dexus Property Group                              13,680,423    105,015,236
    Folkestone Education Trust                         2,129,485      4,630,680
#   GDI Property Group                                 1,384,738      1,376,461
    Goodman Group                                     23,802,846    155,327,121
#   Growthpoint Properties Australia, Ltd.             2,060,198      5,383,469
    Hotel Property Investments                           531,599      1,358,583
    Industria REIT                                       165,477        337,393
    Ingenia Communities Group                          2,109,594      4,659,346
    Investa Office Fund                                7,888,217     28,120,473
    Mirvac Group                                      21,813,220     38,760,803
#*  New South Resources, Ltd.                          5,204,665      6,291,607
    Scentre Group                                     69,370,958    232,777,626
#   Shopping Centres Australasia Property Group       10,895,070     19,777,138
    Stockland                                         33,065,834    112,781,692
    Vicinity Centres                                  45,027,860     97,885,687
    Westfield Corp.                                   26,133,054    193,560,746
                                                                 --------------
TOTAL AUSTRALIA                                                   1,109,351,432
                                                                 --------------
BELGIUM -- (1.9%)
    Aedifica SA                                          203,945     19,622,760
*   Ascencio                                               2,682        184,883
    Befimmo SA                                           313,232     21,152,526
#   Care Property Invest                                  21,486        491,693
    Cofinimmo SA                                         267,152     35,929,063
    Intervest Offices & Warehouses NV                    146,536      4,195,243
    Leasinvest Real Estate SCA                            19,133      2,315,134
    Montea SCA                                            17,870        955,382
    Retail Estates NV                                     55,427      5,088,747
    Warehouses De Pauw CVA                               229,182     28,437,373
    Wereldhave Belgium NV                                 21,982      2,480,129
                                                                 --------------
TOTAL BELGIUM                                                       120,852,933
                                                                 --------------
CANADA -- (5.1%)
#   Agellan Commercial REIT                              163,352      1,626,880
#   Allied Properties REIT                               634,512     21,330,952
#   Artis REIT                                         1,042,197     11,904,770
#   Boardwalk REIT                                       321,777     11,641,526
#   BTB REIT                                             396,955      1,487,774

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- ------------
CANADA -- (Continued)
#   Canadian Apartment Properties REIT                       949,900 $ 27,925,516
    Canadian REIT                                            529,549   19,167,091
    Choice Properties REIT                                   156,100    1,639,685
#   Cominar REIT                                           1,292,005   15,220,449
#   Crombie REIT                                             627,222    6,807,653
#   CT REIT                                                   52,835      594,931
#   Dream Global REIT                                      1,173,337   11,857,381
    Dream Industrial REIT                                    421,145    3,177,419
#   Dream Office REIT                                        655,364   12,084,273
#   Granite REIT                                             321,807   13,246,413
#   H&R REIT                                               2,027,217   34,643,989
    Inovalis REIT                                             31,900      253,125
    InterRent REIT                                           538,705    4,108,173
#   Killam Apartment REIT                                    569,375    6,267,754
    Morguard North American Residential REIT                 252,886    3,055,192
    Morguard REIT                                            400,484    4,408,580
#   Northview Apartment REIT                                 461,024    9,310,436
    NorthWest Healthcare Properties REIT                     844,152    7,913,067
    Partners REIT                                            175,715      428,573
    Plaza Retail REIT                                        191,636      663,714
    Pure Industrial Real Estate Trust                      2,218,045   14,570,572
#   RioCan REIT                                            2,149,577   42,100,252
#   Slate Office REIT                                        499,800    3,291,366
#*  Slate Retail REIT                                        161,309    1,602,598
#   SmartCentres REIT                                        953,525   23,450,513
    Summit Industrial Income REIT                            236,897    1,552,350
    True North Commercial REIT                               171,622      937,642
    WPT Industrial REIT                                       89,180    1,174,501
                                                                     ------------
TOTAL CANADA                                                          319,445,110
                                                                     ------------
CHINA -- (0.3%)
    Spring REIT                                            5,369,000    2,335,044
    Yuexiu REIT                                           20,322,000   13,453,156
                                                                     ------------
TOTAL CHINA                                                            15,788,200
                                                                     ------------
FRANCE -- (7.3%)
#   Acanthe Developpement SA                                 206,670      209,833
    Affine SA                                                 78,767    1,731,863
#   Altarea SCA                                               14,904    3,809,657
    Argan SA                                                   9,294      451,143
    Cegereal SA                                               15,742      773,366
    Fonciere Des Regions                                     466,842   51,312,374
    Gecina SA                                                539,015  105,322,880
    ICADE                                                    477,445   51,778,673
    Klepierre SA                                           2,992,858  136,734,356
    Mercialys SA                                             792,437   18,010,882
    Terreis                                                    1,329       74,632
    Unibail-Rodamco SE                                       347,311   89,086,719
                                                                     ------------
TOTAL FRANCE                                                          459,296,378
                                                                     ------------
GERMANY -- (2.4%)
    Alstria Office REIT-AG                                 1,965,887   31,043,851

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
    GPT Group (The)                                     24,682,773 $100,049,240
    Hamborner REIT AG                                    1,315,709   16,319,908
                                                                   ------------
TOTAL GERMANY                                                       147,412,999
                                                                   ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE                             96,660    1,116,683
                                                                   ------------
HONG KONG -- (5.0%)
    Champion REIT                                       28,548,012   21,156,582
    Fortune REIT                                        17,321,000   21,743,995
    Link REIT                                           28,564,405  252,807,094
    Prosperity REIT                                     15,951,000    6,975,719
    Regal REIT                                           9,235,000    2,899,671
    Sunlight REIT                                       12,828,000    8,963,046
                                                                   ------------
TOTAL HONG KONG                                                     314,546,107
                                                                   ------------
IRELAND -- (0.2%)
    Green REIT P.L.C.                                    3,145,045    6,241,187
    Hibernia REIT P.L.C.                                 3,119,166    5,944,216
    Irish Residential Properties REIT P.L.C.             1,473,075    2,741,776
                                                                   ------------
TOTAL IRELAND                                                        14,927,179
                                                                   ------------
ITALY -- (0.4%)
*   Aedes SIIQ SpA                                         141,913       86,376
    Beni Stabili SpA SIIQ                               16,358,496   15,154,506
    COIMA RES SpA                                           12,424      136,403
    Immobiliare Grande Distribuzione SIIQ SpA            6,584,682    7,702,953
                                                                   ------------
TOTAL ITALY                                                          23,080,238
                                                                   ------------
JAPAN -- (20.0%)
    Activia Properties, Inc.                                 6,692   29,821,949
#   Advance Residence Investment Corp.                      17,577   45,061,554
#   AEON REIT Investment Corp.                              13,418   14,688,460
#   Comforia Residential REIT, Inc.                          6,166   13,516,349
    Daiwa House REIT Investment Corp.                       18,787   46,181,424
    Daiwa Office Investment Corp.                            4,345   25,080,916
    Frontier Real Estate Investment Corp.                    6,478   27,053,850
#   Fukuoka REIT Corp.                                       9,743   16,369,099
#   Global One Real Estate Investment Corp.                  3,220   12,179,225
    GLP J-Reit                                              33,066   38,331,757
#   Hankyu Reit, Inc.                                        7,187    8,870,327
#   Heiwa Real Estate REIT, Inc.                            14,042   12,923,540
#   Hoshino Resorts REIT, Inc.                               1,226    6,440,060
#   Hulic Reit, Inc.                                         4,221    6,626,003
    Ichigo Office REIT Investment                           19,058   14,316,143
#   Industrial & Infrastructure Fund Investment Corp.       20,992   24,002,273
    Invesco Office J-Reit, Inc.                              5,885    6,693,638
    Invincible Investment Corp.                             59,200   27,445,186
    Japan Excellent, Inc.                                   17,913   22,813,998
    Japan Hotel REIT Investment Corp.                       53,933   40,011,881
#   Japan Logistics Fund, Inc.                              13,271   25,033,189
    Japan Prime Realty Investment Corp.                     11,306   39,963,982

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
JAPAN -- (Continued)
    Japan Real Estate Investment Corp.                    16,237 $   83,496,019
#   Japan Rental Housing Investments, Inc.                24,685     19,490,178
    Japan Retail Fund Investment Corp.                    34,736     69,331,895
    Kenedix Office Investment Corp.                        6,125     38,579,836
#   Kenedix Residential Investment Corp.                   5,598     16,039,543
    Kenedix Retail REIT Corp.                              5,340     12,055,763
    LaSalle Logiport REIT                                  3,134      3,380,877
#   Marimo Regional Revitalization REIT, Inc.                184        185,903
#   MCUBS MidCity Investment Corp.                        21,055     15,123,483
#   Mitsui Fudosan Logistics Park, Inc.                      114        393,069
#   Mori Hills REIT Investment Corp.                      23,028     28,952,238
    Mori Trust Sogo Reit, Inc.                            15,640     23,356,997
    Nippon Accommodations Fund, Inc.                       6,216     28,136,994
    Nippon Building Fund, Inc.                            17,871     95,873,841
    Nippon Healthcare Investment Corp.                        85        133,624
    Nippon Prologis REIT, Inc.                            20,059     46,048,466
    NIPPON REIT Investment Corp.                           3,459     10,539,986
    Nomura Real Estate Master Fund, Inc.                  49,356     68,707,238
#   One REIT, Inc.                                         1,487      3,523,630
    Ooedo Onsen Reit Investment Corp.                        166        132,034
#   Orix JREIT, Inc.                                      34,243     52,826,140
    Premier Investment Corp.                              20,887     22,275,650
#   Sekisui House REIT, Inc.                               8,498     11,573,035
#   Sekisui House SI Residential Investment Corp.         16,084     18,530,351
    Star Asia Investment Corp.                             1,067      1,062,266
    Starts Proceed Investment Corp.                        3,350      5,071,942
#   Tokyu REIT, Inc.                                      14,274     18,156,282
    United Urban Investment Corp.                         39,840     63,000,840
                                                                 --------------
TOTAL JAPAN                                                       1,259,402,923
                                                                 --------------
MALAYSIA -- (0.5%)
    Amanahraya REIT                                      294,900         68,858
    AmFirst REIT                                       1,788,940        305,044
    Axis REIT                                          6,217,663      2,217,862
    Capitaland Malaysia Mall Trust                    13,711,000      4,814,488
    Hektar REIT                                          144,626         44,898
    IGB REIT                                          15,020,400      6,157,402
    KLCCP Stapled Group                                3,498,100      6,952,305
    MRCB-Quill REIT                                      914,300        290,995
    Pavilion REIT                                      1,727,500        696,575
    Sunway REIT                                       17,387,800      7,717,899
    Tower REIT                                           434,900        134,105
    YTL Hospitality REIT                               4,960,600      1,511,437
                                                                 --------------
TOTAL MALAYSIA                                                       30,911,868
                                                                 --------------
MEXICO -- (1.5%)
#   Asesor de Activos Prisma SAPI de C.V.              3,365,704      1,969,321
#   Concentradora Fibra Danhos S.A. de C.V.            1,681,926      2,796,922
#   Concentradora Fibra Hotelera Mexicana S.A. de
      C.V.                                             3,176,069      1,911,264
    Fibra Shop Portafolios Inmobiliarios SAPI de C.V.  1,067,629        602,313
#   Fibra Uno Administracion S.A. de C.V.             35,499,737     55,905,398
#   Macquarie Mexico Real Estate Management S.A. de
      C.V.                                            14,032,957     15,607,464

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#   PLA Administradora Industrial S de RL de C.V.        8,703,499 $ 13,257,442
#   Prologis Property Mexico S.A. de C.V.                2,441,287    4,457,127
                                                                   ------------
TOTAL MEXICO                                                         96,507,251
                                                                   ------------
NETHERLANDS -- (5.4%)
    Eurocommercial Properties NV                           598,493   28,233,847
    NSI NV                                                 192,459    8,496,221
    Unibail-Rodamco SE                                     978,160  250,785,447
    Vastned Retail NV                                      276,648   13,953,057
#   Wereldhave NV                                          751,461   37,329,795
                                                                   ------------
TOTAL NETHERLANDS                                                   338,798,367
                                                                   ------------
NEW ZEALAND -- (0.8%)
    Argosy Property, Ltd.                                8,590,077    6,776,983
#   Goodman Property Trust                              11,139,075   11,167,585
#   Kiwi Property Group, Ltd.                           16,354,573   16,653,583
    NPT, Ltd.                                               45,944       20,306
    Precinct Properties New Zealand, Ltd.                6,986,569    6,797,527
#   Property for Industry, Ltd.                          1,872,933    2,301,393
#   Stride Stapled Group                                 1,636,006    2,145,205
    Vital Healthcare Property Trust                      2,974,784    4,767,579
                                                                   ------------
TOTAL NEW ZEALAND                                                    50,630,161
                                                                   ------------
SINGAPORE -- (8.4%)
    AIMS AMP Capital Industrial REIT                     5,452,391    5,689,635
    Ascendas Hospitality Trust                           3,745,300    2,568,037
    Ascendas REIT                                       33,143,000   69,614,044
    Ascott Residence Trust                              18,460,159   17,731,519
#   Cache Logistics Trust                               16,020,204   10,556,543
    CapitaLand Commercial Trust                         35,020,649   49,882,213
    CapitaLand Mall Trust                               33,174,200   53,153,171
    CapitaLand Retail China Trust                        9,712,080   12,519,862
    CDL Hospitality Trusts                              13,020,180   18,049,425
    ESR REIT                                            14,145,231    6,355,304
    Far East Hospitality Trust                           5,578,500    3,251,026
    First REIT                                           5,830,926    6,266,241
    Frasers Centrepoint Trust                            8,768,900   15,174,856
#   Frasers Commercial Trust                             9,919,505   11,042,092
    Frasers Hospitality Trust                            1,298,200      802,518
    Frasers Logistics & Industrial Trust                 2,550,400    2,218,727
    Keppel DC REIT                                       6,661,388    7,267,027
#   Keppel REIT                                         27,525,826   27,029,069
    Lippo Malls Indonesia Retail Trust                  18,075,500    5,781,156
    Manulife US REIT                                     1,015,302      994,158
    Mapletree Commercial Trust                          26,111,737   33,605,017
    Mapletree Greater China Commercial Trust            14,851,400   14,273,183
    Mapletree Industrial Trust                          19,552,458   31,609,817
    Mapletree Logistics Trust                           27,406,570   28,642,791
    OUE Commercial REIT                                     75,300       43,024
    OUE Hospitality Trust                                4,895,332    3,341,585
#   Parkway Life REIT                                    5,589,400   12,862,915
    Sabana Shari'ah Compliant Industrial REIT            9,484,684    2,919,234

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
#   Soilbuild Business Space REIT                        3,402,300 $  1,751,017
    SPH REIT                                             3,152,800    2,519,390
#   Starhill Global REIT                                20,497,000   12,036,417
    Suntec REIT                                         34,564,600   54,444,699
#   Viva Industrial Trust                                1,270,000      935,493
                                                                   ------------
TOTAL SINGAPORE                                                     524,931,205
                                                                   ------------
SOUTH AFRICA -- (3.9%)
    Arrowhead Properties, Ltd.                           4,099,189    2,311,683
    Delta Property Fund, Ltd.                            1,219,845      642,199
#   Emira Property Fund, Ltd.                            8,478,952   10,637,515
    Growthpoint Properties, Ltd.                        30,594,241   71,859,358
    Hyprop Investments, Ltd.                             3,268,893   31,908,462
    Investec Property Fund, Ltd.                         1,299,601    1,850,443
    Octodec Investments, Ltd.                              159,334      248,111
    Rebosis Property Fund, Ltd.                          3,479,356    3,001,513
#   Redefine Properties, Ltd.                           71,394,326   65,317,951
    Resilient REIT, Ltd.                                 3,536,826   34,953,660
    SA Corporate Real Estate, Ltd.                      27,095,332   11,496,035
    Texton Property Fund, Ltd.                              75,868       40,400
    Tower Property Fund, Ltd.                               53,426       30,847
#   Vukile Property Fund, Ltd.                           6,799,693   11,861,650
                                                                   ------------
TOTAL SOUTH AFRICA                                                  246,159,827
                                                                   ------------
SPAIN -- (1.3%)
    Axiare Patrimonio SOCIMI SA                             82,089    1,793,166
    Hispania Activos Inmobiliarios Socimi SA               293,402    6,142,514
    Inmobiliaria Colonial Socimi SA                         87,251      974,658
    Lar Espana Real Estate Socimi SA                       225,581    2,551,757
    Merlin Properties Socimi SA                          5,023,823   72,335,279
                                                                   ------------
TOTAL SPAIN                                                          83,797,374
                                                                   ------------
TAIWAN -- (0.2%)
    Cathay No. 1 REIT                                   10,681,000    4,964,542
    Cathay No. 2 REIT                                    4,114,000    1,911,206
    Fubon No. 1 REIT                                     1,271,000      566,162
    Fubon No. 2 REIT                                     3,958,000    1,586,043
    Shin Kong No.1 REIT                                  4,867,000    2,425,441
                                                                   ------------
TOTAL TAIWAN                                                         11,453,394
                                                                   ------------
TURKEY -- (0.5%)
    AKIS Gayrimenkul Yatirimi A.S.                       1,465,515    1,327,740
#   Alarko Gayrimenkul Yatirim Ortakligi A.S.              142,671    2,070,876
#*  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.      28,082,093   19,783,343
#   Halk Gayrimenkul Yatirim Ortakligi A.S.              2,554,835      631,581
#   Is Gayrimenkul Yatirim Ortakligi A.S.                6,659,111    2,565,479
#*  Nurol Gayrimenkul Yatirim Ortakligi A.S.             1,221,858    1,600,620
#*  Sinpas Gayrimenkul Yatirim Ortakligi A.S.            4,121,654      832,545
#   Torunlar Gayrimenkul Yatirim Ortakligi A.S.          3,135,970    2,752,711

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                              SHARES      VALUE++
                                                            ---------- --------------
TURKEY -- (Continued)
#*    Vakif Gayrimenkul Yatirim Ortakligi A.S.               1,097,517 $      782,708
                                                                       --------------
TOTAL TURKEY                                                               32,347,603
                                                                       --------------
UNITED KINGDOM -- (13.2%)
      Assura P.L.C.                                          7,454,220      6,528,321
      Big Yellow Group P.L.C.                                1,908,054     23,483,493
      British Land Co. P.L.C. (The)                         13,916,919    132,102,861
      Capital & Regional P.L.C.                              1,520,488      1,220,855
      Derwent London P.L.C.                                  1,539,003     64,009,879
      Great Protland Estates P.L.C.                          4,852,316     45,898,763
      Hammerson P.L.C.                                      11,583,566     81,139,829
      Hansteen Holdings P.L.C.                               4,619,363      9,328,398
#     Intu Properties P.L.C.                                12,733,927     40,768,672
      Land Securities Group P.L.C.                          10,433,561    148,543,004
      Londonmetric Property P.L.C.                           9,163,411     23,340,260
#     McKay Securities P.L.C.                                  334,886      1,177,636
      Mucklow A & J Group P.L.C.                               313,463      2,280,292
      NewRiver REIT P.L.C.                                     701,702      2,998,696
#     Primary Health Properties P.L.C.                       5,475,725      9,015,338
      Redefine International P.L.C.                          9,869,338      4,913,005
      Regional REIT, Ltd.                                      174,564        250,336
      Safestore Holdings P.L.C.                              2,841,714     20,142,495
      Schroder REIT, Ltd.                                      722,922        646,203
      Segro P.L.C.                                          14,453,975    119,537,284
      Shaftesbury P.L.C.                                     3,479,476     49,449,366
      Standard Life Investment Property Income Trust, Ltd.     705,653        941,838
      Town Centre Securities P.L.C.                             12,594         50,176
      Tritax Big Box REIT P.L.C.                             3,009,168      6,373,147
      Unite Group P.L.C. (The)                               1,253,630     14,197,747
      Workspace Group P.L.C.                                 1,508,598     22,149,252
                                                                       --------------
TOTAL UNITED KINGDOM                                                      830,487,146
                                                                       --------------
TOTAL COMMON STOCKS                                                     6,031,244,378
                                                                       --------------
TOTAL INVESTMENT SECURITIES                                             6,031,244,378
                                                                       --------------

                                                                          VALUE+
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@  DFA Short Term Investment Fund                        22,120,100    255,951,678
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,569,656,256)^^                  $6,287,196,056
                                                                       ==============

At January 31, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                     UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------             --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)      50     03/16/18  $6,730,683 $7,064,500    $333,817
                                             ---------- ----------    --------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


TOTAL FUTURES CONTRACTS                  $6,730,683 $7,064,500 $333,817
                                         ========== ========== ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                             -- $1,109,351,432   --    $1,109,351,432
   Belgium                               --    120,852,933   --       120,852,933
   Canada                      $319,445,110             --   --       319,445,110
   China                                 --     15,788,200   --        15,788,200
   France                        89,086,719    370,209,659   --       459,296,378
   Germany                               --    147,412,999   --       147,412,999
   Greece                                --      1,116,683   --         1,116,683
   Hong Kong                             --    314,546,107   --       314,546,107
   Ireland                               --     14,927,179   --        14,927,179
   Italy                                 --     23,080,238   --        23,080,238
   Japan                                 --  1,259,402,923   --     1,259,402,923
   Malaysia                              --     30,911,868   --        30,911,868
   Mexico                        96,507,251             --   --        96,507,251
   Netherlands                           --    338,798,367   --       338,798,367
   New Zealand                           --     50,630,161   --        50,630,161
   Singapore                             --    524,931,205   --       524,931,205
   South Africa                          --    246,159,827   --       246,159,827
   Spain                                 --     83,797,374   --        83,797,374
   Taiwan                                --     11,453,394   --        11,453,394
   Turkey                                --     32,347,603   --        32,347,603
   United Kingdom                        --    830,487,146   --       830,487,146
Securities Lending Collateral            --    255,951,678   --       255,951,678
Futures Contracts**                 333,817             --   --           333,817
                               ------------ --------------   --    --------------
TOTAL                          $505,372,897 $5,782,156,976   --    $6,287,529,873
                               ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                       SHARES     VALUE++
                                                      --------- ------------
   COMMON STOCKS -- (40.4%)
   UNITED STATES -- (40.4%)
   #   Acadia Realty Trust                              298,177 $  7,323,227
   #   Agree Realty Corp.                               101,298    4,876,486
       Alexander's, Inc.                                  7,200    2,616,192
   #   Alexandria Real Estate Equities, Inc.            325,470   42,213,459
       American Assets Trust, Inc.                      123,106    4,340,718
   #   American Campus Communities, Inc.                450,315   17,319,115
   #   American Homes 4 Rent Class A                    854,804   17,771,384
   #   American Tower Corp.                           1,245,508  183,961,532
   #   Apartment Investment & Management Co. Class A    510,122   21,343,505
   #   Apple Hospitality REIT, Inc.                     688,385   13,416,624
   #   Ashford Hospitality Prime, Inc.                   91,720      827,314
   #   Ashford Hospitality Trust, Inc.                  338,187    2,177,924
       AvalonBay Communities, Inc.                      436,457   74,372,273
   #   Bluerock Residential Growth REIT, Inc.            82,236      689,138
   #   Boston Properties, Inc.                          487,771   60,342,150
       Brandywine Realty Trust                          567,812   10,186,547
       Brixmor Property Group, Inc.                   1,014,813   16,470,415
       BRT Apartments Corp.                               1,700       22,780
   #   Camden Property Trust                            302,782   26,208,810
       CareTrust REIT, Inc.                             268,450    4,265,671
   #   CBL & Associates Properties, Inc.                585,211    3,253,773
       Cedar Realty Trust, Inc.                         317,891    1,624,423
       Chatham Lodging Trust                            156,697    3,510,013
   #   Chesapeake Lodging Trust                         207,733    5,685,652
       City Office REIT, Inc.                            77,675      907,244
   #   Columbia Property Trust, Inc.                    391,306    8,565,688
       CoreSite Realty Corp.                            112,342   12,168,885
       Corporate Office Properties Trust                362,229    9,888,852
   #   Cousins Properties, Inc.                       1,360,988   12,248,892
       Crown Castle International Corp.               1,176,855  132,713,938
   #   CubeSmart                                        655,345   18,041,648
       CyrusOne, Inc.                                   284,948   16,438,650
   #   DCT Industrial Trust, Inc.                       318,396   18,845,859
   #   DDR Corp.                                      1,102,367    8,951,220
       DiamondRock Hospitality Co.                      715,644    8,415,973
   #   Digital Realty Trust, Inc.                       653,027   73,106,350
   #   Douglas Emmett, Inc.                             523,836   20,256,738
       Duke Realty Corp.                              1,153,712   30,469,534
   #   Easterly Government Properties, Inc.             151,519    3,156,141
       EastGroup Properties, Inc.                       111,836    9,708,483
   #   Education Realty Trust, Inc.                     252,195    8,330,001
   #   Empire State Realty Trust, Inc. Class A          444,640    8,692,712
       EPR Properties                                   244,853   14,461,018
   #   Equinix, Inc.                                    249,525  113,581,285
   *   Equity Commonwealth                              410,905   12,290,169
       Equity LifeStyle Properties, Inc.                270,319   23,333,936
   #   Equity Residential                             1,161,515   71,560,939
       Essex Property Trust, Inc.                       210,027   48,932,090
   #   Extra Space Storage, Inc.                        412,484   34,434,164
   #   Federal Realty Investment Trust                  236,615   28,583,092
   #   First Industrial Realty Trust, Inc.              393,352   12,138,843

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                      SHARES     VALUE++
                                                     --------- -----------
      UNITED STATES -- (Continued)
          Forest City Realty Trust, Inc. Class A       709,996 $16,663,606
          Four Corners Property Trust, Inc.            212,306   5,010,422
          Franklin Street Properties Corp.             344,417   3,492,388
          Gaming and Leisure Properties, Inc.          657,822  23,971,034
          Getty Realty Corp.                           116,275   3,051,056
          GGP, Inc.                                  2,007,174  46,225,217
          Gladstone Commercial Corp.                    98,083   1,863,577
          Global Medical REIT, Inc.                     33,527     268,887
          Global Net Lease, Inc.                       188,806   3,462,708
      #   Government Properties Income Trust           344,603   5,913,387
          Gramercy Property Trust                      533,272  13,459,787
          HCP, Inc.                                  1,531,069  36,868,142
      #   Healthcare Realty Trust, Inc.                414,379  12,377,501
      #   Healthcare Trust of America, Inc. Class A    679,713  18,766,876
      #   Hersha Hospitality Trust                     144,900   2,687,895
          Highwoods Properties, Inc.                   337,962  16,181,621
          Hospitality Properties Trust                 519,154  14,749,165
      #   Host Hotels & Resorts, Inc.                2,355,544  48,901,093
          Hudson Pacific Properties, Inc.              558,331  17,849,842
      #   Independence Realty Trust, Inc.              240,136   2,206,851
          Investors Real Estate Trust                  420,805   2,385,964
      #   Invitation Homes, Inc.                       664,952  14,954,767
      #   Iron Mountain, Inc.                          874,322  30,627,500
          JBG SMITH Properties                         297,876  10,053,298
      #   Kilroy Realty Corp.                          318,710  22,730,397
      #   Kimco Realty Corp.                         1,392,216  22,150,157
          Kite Realty Group Trust                      297,780   5,020,571
      #   Lamar Advertising Co. Class A                248,042  17,859,024
      #   LaSalle Hotel Properties                     402,312  12,286,609
          Lexington Realty Trust                       746,527   6,733,674
          Liberty Property Trust                       482,258  19,970,304
      #   Life Storage, Inc.                           152,784  12,696,350
      #   LTC Properties, Inc.                         140,959   5,776,500
      #   Macerich Co. (The)                           391,371  25,270,825
      #   Mack-Cali Realty Corp.                       298,624   5,993,384
          MedEquities Realty Trust, Inc.                14,046     153,382
          Medical Properties Trust, Inc.             1,184,238  15,489,833
          MGM Growth Properties LLC Class A            221,625   6,218,798
          Mid-America Apartment Communities, Inc.      367,773  35,074,465
          Monmouth Real Estate Investment Corp.        237,990   4,067,249
          National Health Investors, Inc.              137,572   9,702,953
          National Retail Properties, Inc.             496,358  19,695,485
          National Storage Affiliates Trust            173,667   4,405,932
          New Senior Investment Group, Inc.            286,439   2,194,123
          NexPoint Residential Trust, Inc.              30,030     796,095
      #   NorthStar Realty Europe Corp.                162,002   1,932,684
      #   Omega Healthcare Investors, Inc.             659,421  17,830,744
          One Liberty Properties, Inc.                  35,384     864,785
          Outfront Media, Inc.                         318,371   7,131,510
          Paramount Group, Inc.                        664,572   9,988,517
          Park Hotels & Resorts, Inc.                  530,356  15,332,592
      #   Pebblebrook Hotel Trust                      228,882   8,926,398
      #   Pennsylvania REIT                            230,881   2,576,632

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                      SHARES     VALUE++
                                                     --------- ------------
     UNITED STATES -- (Continued)
         Physicians Realty Trust                       594,639 $  9,692,616
     #   Piedmont Office Realty Trust, Inc. Class A    474,145    9,255,310
     #   Prologis, Inc.                              1,659,131  108,026,019
         PS Business Parks, Inc.                        67,514    8,244,135
     #   Public Storage                                497,888   97,466,555
     #   QTS Realty Trust, Inc. Class A                166,335    8,283,483
     *   Quality Care Properties, Inc.                 317,845    4,290,908
     #   Ramco-Gershenson Properties Trust             274,095    3,623,536
     #   Realty Income Corp.                           898,747   47,804,353
     #   Regency Centers Corp.                         509,713   32,066,020
         Retail Opportunity Investments Corp.          380,975    6,998,511
     #   Retail Properties of America, Inc. Class A    737,287    8,884,308
     #   Rexford Industrial Realty, Inc.               271,004    8,046,109
     #   RLJ Lodging Trust                             573,669   13,263,223
         Ryman Hospitality Properties, Inc.            150,891   11,550,706
         Sabra Health Care REIT, Inc.                  593,369   10,739,979
         Saul Centers, Inc.                             30,099    1,647,318
     #*  SBA Communications Corp.                      372,607   65,019,922
         Select Income REIT                            231,787    5,182,757
         Senior Housing Properties Trust               783,685   13,581,261
     #   Seritage Growth Properties REIT Class A        15,817      651,660
     #   Simon Property Group, Inc.                    969,758  158,429,364
         SL Green Realty Corp.                         327,763   32,946,737
         Sotherly Hotels, Inc.                           8,638       54,851
         Spirit Realty Capital, Inc.                 1,699,739   13,886,868
         STAG Industrial, Inc.                         281,608    7,130,315
     #   STORE Capital Corp.                           605,871   14,849,898
         Summit Hotel Properties, Inc.                 367,755    5,696,525
     #   Sun Communities, Inc.                         258,230   22,941,153
         Sunstone Hotel Investors, Inc.                738,159   12,437,979
     #   Tanger Factory Outlet Centers, Inc.           333,924    8,408,206
     #   Taubman Centers, Inc.                         202,306   12,472,165
         Terreno Realty Corp.                          188,975    6,727,510
         Tier REIT, Inc.                                95,322    1,850,200
         UDR, Inc.                                     871,793   31,846,598
         UMH Properties, Inc.                          108,986    1,458,233
     #*  Uniti Group, Inc.                             525,359    8,316,433
     #   Universal Health Realty Income Trust           38,877    2,587,264
     #   Urban Edge Properties                         358,666    8,385,611
         Urstadt Biddle Properties, Inc.                 4,807       82,632
         Urstadt Biddle Properties, Inc. Class A        94,955    1,844,026
         Ventas, Inc.                                1,132,533   63,387,872
     #   VEREIT, Inc.                                3,240,315   23,330,268
     #   Vornado Realty Trust                          553,485   39,673,805
     #   Washington Prime Group, Inc.                  658,436    4,332,509
     #   Washington REIT                               272,681    7,815,037
         Weingarten Realty Investors                   386,767   11,428,965
     #   Welltower, Inc.                             1,177,493   70,614,255
     #   Wheeler Real Estate Investment Trust, Inc.     24,530      156,747
     #   Whitestone REIT                               134,175    1,763,060
     #   WP Carey, Inc.                                346,946   22,485,570
     #   Xenia Hotels & Resorts, Inc.                  370,793    8,231,605

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TOTAL COMMON STOCKS                                               3,035,794,975
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (55.6%)
UNITED STATES -- (55.6%)
   DFA International Real Estate Securities
     Portfolio of DFA Investment Dimensions Group
     Inc.                                            490,448,219 $2,633,706,936
   DFA Real Estate Securities Portfolio of DFA
     Investment Dimensions Group Inc.                 45,252,203  1,544,005,154
                                                                 --------------
TOTAL UNITED STATES                                               4,177,712,090
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES              4,177,712,090
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       7,213,507,065
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@  DFA Short Term Investment Fund                  26,127,665    302,323,212
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,728,764,467)^^            $7,515,830,277
                                                                 ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 --------------- ------------ ------- --------------
Common Stocks
   United States                 $ 3,035,794,975           --   --    $3,035,794,975
Affiliated Investment Companies
   United States                   4,177,712,090           --   --     4,177,712,090
Securities Lending Collateral                 -- $302,323,212   --       302,323,212
                                 --------------- ------------   --    --------------
TOTAL                            $7,213,507,065  $302,323,212   --    $7,515,830,277
                                 =============== ============   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (94.5%)

AUSTRALIA -- (6.3%)
    Accent Group, Ltd.                                      325,947 $   233,443
*   Ainsworth Game Technology, Ltd.                          46,882      79,742
#*  Alkane Resources, Ltd.                                1,106,082     266,919
    AP Eagers, Ltd.                                          21,791     142,562
    Ardent Leisure Group                                  1,544,836   2,497,233
*   Atlas Iron, Ltd.                                      6,023,536     116,631
#   Ausdrill, Ltd.                                        6,777,718  14,226,303
#   Austal, Ltd.                                          2,154,133   3,134,469
#*  Australian Agricultural Co., Ltd.                     9,287,024   9,521,422
    Australian Pharmaceutical Industries, Ltd.            8,497,931  10,236,955
#   Automotive Holdings Group, Ltd.                       2,933,582   8,446,195
    AVJennings, Ltd.                                        185,198     113,264
    Bank of Queensland, Ltd.                                192,947   1,922,046
    Beach Energy, Ltd.                                   43,832,917  45,875,328
#*  Beadell Resources, Ltd.                               5,703,970     691,291
#*  Billabong International, Ltd.                         1,312,735   1,037,990
#   Brickworks, Ltd.                                        763,285   8,731,330
#   Cabcharge Australia, Ltd.                             2,121,469   3,289,064
*   Capitol Health, Ltd.                                    788,930     171,644
*   Cardno, Ltd.                                              9,213       9,863
    Cedar Woods Properties, Ltd.                            312,378   1,579,589
    Cleanaway Waste Management, Ltd.                     49,607,719  57,625,123
    Collins Foods, Ltd.                                     256,144   1,091,561
#*  Cooper Energy, Ltd.                                   9,447,928   2,772,165
    CSR, Ltd.                                            11,915,134  48,249,580
#   Decmil Group, Ltd.                                    1,494,624   1,436,536
*   Devine, Ltd.                                             25,430       7,990
*   Domain Holdings Australia, Ltd.                       2,739,809   6,976,451
    Donaco International, Ltd.                              144,071      36,681
#*  Doray Minerals, Ltd.                                    725,603     139,732
    Downer EDI, Ltd.                                     12,787,897  69,054,116
    Eclipx Group, Ltd.                                    2,168,504   6,860,569
*   Emeco Holdings, Ltd.                                    507,382     116,615
#*  Energy Resources of Australia, Ltd.                   1,410,898     965,487
#*  Energy World Corp., Ltd.                              1,522,900     470,889
#   EQT Holdings, Ltd.                                       36,243     581,889
    Estia Health, Ltd.                                    1,908,598   5,233,666
    Event Hospitality and Entertainment, Ltd.             1,411,703  15,439,245
    Evolution Mining, Ltd.                               13,075,233  30,116,235
    Fairfax Media, Ltd.                                  18,237,807  10,455,646
#   Fleetwood Corp., Ltd.                                   280,321     668,758
#   FlexiGroup, Ltd.                                      3,231,781   4,714,902
#   G8 Education, Ltd.                                    2,157,466   5,838,162
    Gateway Lifestyle                                     2,105,143   3,529,034
#   Genworth Mortgage Insurance Australia, Ltd.           5,461,590  12,780,438
#   Global Construction Services, Ltd.                       60,704      43,319
    GrainCorp, Ltd. Class A                               5,200,768  31,002,701
    Grange Resources, Ltd.                                  500,284      78,589
#   Greencross, Ltd.                                        823,322   4,225,187
    Healthscope, Ltd.                                     6,769,402  10,531,299
#   HT&E, Ltd.                                            2,833,821   3,862,808

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    Huon Aquaculture Group, Ltd.                              2,694 $    10,873
#   IMF Bentham, Ltd.                                     1,994,786   5,025,133
#   Independence Group NL                                 7,156,303  28,811,425
#   iSelect, Ltd.                                           255,338     268,891
#   Japara Healthcare, Ltd.                               3,235,637   5,131,353
    K&S Corp., Ltd.                                          85,482     112,381
#*  Karoon Gas Australia, Ltd.                              453,372     470,690
*   Kingsgate Consolidated, Ltd.                          1,380,456     363,114
*   Lemarne Corp., Ltd.                                       5,585       2,003
    MACA, Ltd.                                            3,426,920   4,461,433
*   Macmahon Holdings, Ltd.                               4,023,278     730,478
    Mantra Group, Ltd.                                      688,411   2,163,439
    MaxiTRANS Industries, Ltd.                            4,017,253   2,472,314
#*  Mayne Pharma Group, Ltd.                              5,322,012   2,841,690
    McPherson's, Ltd.                                     1,931,352   1,861,433
*   Medusa Mining, Ltd.                                     635,525     236,841
#   Melbourne IT, Ltd.                                      207,342     530,636
#   Metcash, Ltd.                                        20,903,654  53,908,962
    Michael Hill International, Ltd.                         13,999      14,093
*   Mincor Resources NL                                     214,374      66,740
    Mineral Resources, Ltd.                               1,802,594  27,195,802
#*  MMA Offshore, Ltd.                                      267,449      60,340
    Monash IVF Group, Ltd.                                    4,706       5,091
#   Money3 Corp., Ltd.                                    1,073,185   1,545,133
    Mount Gibson Iron, Ltd.                               5,930,111   1,982,282
#   Myer Holdings, Ltd.                                  19,276,946  10,169,302
#   MyState, Ltd.                                           439,468   1,789,365
    Navigator Global Investments, Ltd.                    1,442,895   4,401,361
#   New Hope Corp., Ltd.                                     54,115     109,809
    Nine Entertainment Co. Holdings, Ltd.                 9,261,825  12,532,719
*   NRW Holdings, Ltd.                                    5,012,934   6,060,174
    Nufarm, Ltd.                                          3,595,411  23,050,498
    OZ Minerals, Ltd.                                     7,698,143  57,871,441
#*  Paladin Energy, Ltd.                                  2,903,909      98,733
*   Panoramic Resources, Ltd.                               269,258      97,894
    Paragon Care, Ltd.                                      477,457     296,579
    Peet, Ltd.                                            1,184,175   1,313,728
#*  Perseus Mining, Ltd.                                  7,394,646   2,539,557
    Pioneer Credit, Ltd.                                     19,217      46,980
*   PMP, Ltd.                                             3,539,227   1,340,055
#   Premier Investments, Ltd.                             2,136,278  25,315,168
#   Primary Health Care, Ltd.                            12,920,018  37,830,513
#   Prime Media Group, Ltd.                                 689,809     171,518
    QMS Media, Ltd.                                         106,321      84,577
#   Qube Holdings, Ltd.                                   1,749,908   3,614,874
#*  Quintis, Ltd.                                         5,342,275   1,388,992
#*  Ramelius Resources, Ltd.                              2,648,947     921,942
    RCR Tomlinson, Ltd.                                   2,597,881   8,465,402
#   Reject Shop, Ltd. (The)                                  93,169     459,526
    Resolute Mining, Ltd.                                10,408,203   9,852,460
    Ridley Corp., Ltd.                                    6,818,808   7,564,985
    Ruralco Holdings, Ltd.                                  118,033     299,984
#   RXP Services, Ltd.                                      308,415     171,021

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
AUSTRALIA -- (Continued)
#   Select Harvests, Ltd.                              1,108,308 $    4,509,448
*   Senex Energy, Ltd.                                    57,579         17,344
    Servcorp, Ltd.                                        54,341        247,276
#   Service Stream, Ltd.                               1,861,225      1,970,471
    Seven Group Holdings, Ltd.                         2,842,984     37,383,229
    Seven West Media, Ltd.                            15,734,269      7,146,891
    Sigma Healthcare, Ltd.                            16,261,049     11,751,770
#   Silver Chef, Ltd.                                     57,212        329,484
#*  Silver Lake Resources, Ltd.                        2,875,803        895,552
    Sims Metal Management, Ltd.                        4,012,483     53,055,664
    Southern Cross Media Group, Ltd.                  10,193,512      9,630,192
    Star Entertainment Grp, Ltd. (The)                   743,663      3,627,181
#*  Sundance Energy Australia, Ltd.                    2,353,097        176,340
    Sunland Group, Ltd.                                4,745,378      6,766,793
    Super Retail Group, Ltd.                             184,909      1,303,481
#   Tassal Group, Ltd.                                 4,309,570     13,621,612
    Tox Free Solutions, Ltd.                           1,869,821      5,133,517
    Treasury Wine Estates, Ltd.                          195,877      2,698,133
#*  Troy Resources, Ltd.                                 594,419         52,460
    Villa World, Ltd.                                  2,005,696      4,281,646
#*  Village Roadshow, Ltd.                             2,392,402      6,772,054
#*  Virgin Australia Holdings, Ltd.                   28,311,429      6,124,037
    Virtus Health, Ltd.                                  496,051      2,084,428
#   Vocus Group, Ltd.                                  2,092,477      5,032,800
*   Watpac, Ltd.                                       1,793,402        979,023
    Webster, Ltd.                                         63,484         69,566
#   Western Areas, Ltd.                                5,308,881     14,090,596
*   Westgold Resources, Ltd.                              14,972         18,980
#   Whitehaven Coal, Ltd.                             11,843,572     46,986,247
*   WorleyParsons, Ltd.                                4,906,050     57,324,126
    WPP AUNZ, Ltd.                                     6,162,062      4,665,539
                                                                 --------------
TOTAL AUSTRALIA                                                   1,114,106,263
                                                                 --------------
AUSTRIA -- (1.3%)
    Agrana Beteiligungs AG                                93,828     11,467,085
    Austria Technologie & Systemtechnik AG               461,217     14,710,810
    BUWOG AG                                             438,121     15,747,211
    EVN AG                                               158,456      3,245,714
    Mayr Melnhof Karton AG                                38,785      6,088,350
    Oberbank AG                                           42,502      4,423,654
    POLYTEC Holding AG                                    24,411        569,513
#   Porr AG                                                3,717        128,274
*   Raiffeisen Bank International AG                   1,116,404     47,991,528
    Semperit AG Holding                                    3,904         96,990
    Strabag SE                                           369,007     15,960,206
    UBM Development AG                                     3,603        189,011
    UNIQA Insurance Group AG                           1,669,089     20,558,302
    Verbund AG                                           108,711      3,015,049
#   Vienna Insurance Group AG Wiener Versicherung
      Gruppe                                             279,747      9,926,147

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
AUSTRIA -- (Continued)
    Wienerberger AG                                      2,684,294 $ 73,248,247
                                                                   ------------
TOTAL AUSTRIA                                                       227,366,091
                                                                   ------------
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV                              297,305   55,408,741
*   AGFA-Gevaert NV                                      2,232,448   11,207,505
    Banque Nationale de Belgique                             3,756   14,096,778
    Barco NV                                               128,382   15,834,343
    Bekaert SA                                             784,867   35,655,406
    Cie d'Entreprises CFE                                    8,442    1,219,075
    Cie Immobiliere de Belgique SA                          43,037    2,893,404
    D'ieteren SA                                           439,297   20,516,497
    Deceuninck NV                                        1,479,755    5,603,338
#   Euronav NV                                           2,595,238   22,105,743
    Gimv NV                                                112,141    7,172,597
    Jensen-Group NV                                         31,802    1,696,990
#*  Nyrstar NV                                           1,227,764    9,960,194
    Ontex Group NV                                           4,614      136,327
    RealDolmen                                              28,107    1,175,030
    Recticel SA                                            969,281   11,480,628
#   Roularta Media Group NV                                 27,007      777,639
#   Sioen Industries NV                                     88,319    3,102,002
    Sipef SA                                                61,980    4,714,546
*   Tessenderlo Group SA                                   241,266   11,561,704
                                                                   ------------
TOTAL BELGIUM                                                       236,318,487
                                                                   ------------
CANADA -- (7.3%)
*   5N Plus, Inc.                                          250,418      508,980
#   Acadian Timber Corp.                                    35,643      550,293
*   Advantage Oil & Gas, Ltd.                            6,361,549   20,429,365
    Aecon Group, Inc.                                    1,801,251   29,156,835
#*  Africa Oil Corp.                                       451,313      546,712
#   AGF Management, Ltd. Class B                         1,753,894   10,808,550
#   AGT Food & Ingredients, Inc.                            24,601      417,217
#*  Alacer Gold Corp.                                    7,287,047   12,678,277
    Alamos Gold, Inc. Class A                            5,791,007   34,698,961
#   Alaris Royalty Corp.                                   476,671    7,367,086
    Algoma Central Corp.                                   247,210    3,109,218
*   Alio Gold, Inc.                                        193,951      629,158
*   Argonaut Gold, Inc.                                  3,427,213    7,133,061
#*  Asanko Gold, Inc.                                      421,647      387,367
#*  Athabasca Oil Corp.                                  4,165,157    3,691,074
*   ATS Automation Tooling Systems, Inc.                 1,000,765   13,538,805
    AutoCanada, Inc.                                       138,276    2,585,649
*   B2Gold Corp.                                         1,864,864    5,640,076
#*  Ballard Power Systems, Inc.                            589,959    2,187,165
*   Baytex Energy Corp.                                  1,731,464    5,278,854
#*  Bellatrix Exploration, Ltd.                            281,254      356,713
#   Birchcliff Energy, Ltd.                              3,193,090    8,852,388
#   Black Diamond Group, Ltd.                              829,429    1,786,981
*   BlackPearl Resources, Inc.                           3,210,351    3,132,050
#   Bonavista Energy Corp.                               5,460,793    7,636,231

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
#   Bonterra Energy Corp.                                   309,799 $ 3,480,831
    Boralex, Inc. Class A                                    77,712   1,493,587
    Canaccord Genuity Group, Inc.                         2,228,703  11,741,460
#*  Canacol Energy, Ltd.                                    708,810   2,466,428
#   Canadian Western Bank                                 2,499,567  78,644,913
*   Canfor Corp.                                            461,700  10,829,305
    CanWel Building Materials Group, Ltd.                   125,497     683,602
*   Capstone Mining Corp.                                 3,730,098   4,215,314
#   Cardinal Energy, Ltd.                                   484,990   1,794,068
    Cascades, Inc.                                        2,075,336  26,017,627
*   Cathedral Energy Services, Ltd.                          25,360      32,370
*   Celestica, Inc.                                         678,677   6,858,500
*   Centerra Gold, Inc.                                   5,492,069  28,353,364
    Cervus Equipment Corp.                                   24,593     290,717
#*  China Gold International Resources Corp., Ltd.        4,430,970   8,825,916
#   Cona Resources, Ltd.                                    542,240     886,100
#*  Copper Mountain Mining Corp.                          2,199,863   2,253,518
#   Corus Entertainment, Inc. Class B                     2,447,293  16,792,807
    Cott Corp.                                              330,429   5,512,523
*   Crew Energy, Inc.                                     4,961,523   9,075,957
#*  Delphi Energy Corp.                                   4,346,880   3,498,708
*   Detour Gold Corp.                                     2,113,134  22,574,456
    Dorel Industries, Inc. Class B                          967,621  24,261,327
*   DREAM Unlimited Corp. Class A                            52,700     334,624
*   Dundee Precious Metals, Inc.                          1,367,506   3,268,673
    E-L Financial Corp., Ltd.                                 2,709   1,761,973
    ECN Capital Corp.                                     2,052,321   6,223,705
#   Eldorado Gold Corp.                                   2,037,056   2,633,268
    Element Fleet Management Corp.                           79,400     535,789
    Enerflex, Ltd.                                        1,163,992  13,844,880
    Enerplus Corp.                                          118,572   1,346,708
#   Ensign Energy Services, Inc.                          3,600,021  21,541,589
#   Equitable Group, Inc.                                   228,506  12,469,368
#   Exco Technologies, Ltd.                                   8,083      63,415
    Firm Capital Mortgage Investment Corp.                    3,805      39,782
*   First Majestic Silver Corp.                             303,285   1,854,230
*   Fortuna Silver Mines, Inc.                              224,328   1,079,692
*   Frontera Energy Corp.                                     4,100     147,333
*   GASFRAC Energy Services, Inc.                            42,951          --
*   Gear Energy, Ltd.                                       280,564     203,010
    Genesis Land Development Corp.                           29,263      87,313
#   Genworth MI Canada, Inc.                              1,148,625  39,445,463
*   Gran Tierra Energy, Inc.                              6,232,878  17,229,094
#   Granite Oil Corp.                                       638,948   1,241,533
    Guardian Capital Group, Ltd. Class A                     17,555     374,792
*   Heroux-Devtek, Inc.                                     303,225   3,475,994
    High Arctic Energy Services, Inc.                        24,600      79,200
#   Home Capital Group, Inc.                                921,655  12,813,252
#   Horizon North Logistics, Inc.                         1,472,166   1,974,857
    HudBay Minerals, Inc.                                 6,948,609  59,543,365
#   Hudson's Bay Co.                                        781,072   6,775,641
*   IAMGOLD Corp.                                        10,108,982  59,503,276
#*  Imperial Metals Corp.                                       703       1,343

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
*   Indigo Books & Music, Inc.                                1,342 $    19,639
*   Interfor Corp.                                          630,176  11,942,604
#*  Iron Bridge Resources, Inc.                           1,239,312     579,353
*   Kelt Exploration, Ltd.                                      730       4,478
*   Kingsway Financial Services, Inc.                       208,615   1,192,328
*   Knight Therapeutics, Inc.                               161,278     996,514
    KP Tissue, Inc.                                           2,300      25,076
#   Laurentian Bank of Canada                             1,064,007  46,020,465
    Liquor Stores N.A., Ltd.                                798,361   8,048,517
*   Major Drilling Group International, Inc.                748,626   3,907,463
*   Manitok Energy, Inc.                                     17,079         417
    Martinrea International, Inc.                         1,650,110  19,304,945
#*  MEG Energy Corp.                                      4,098,143  18,524,939
    Melcor Developments, Ltd.                                65,624     816,299
*   NAPEC, Inc.                                              29,200      45,580
    Nevsun Resources, Ltd.                                4,577,764   9,564,922
*   New Gold, Inc.                                       12,970,382  39,227,497
    North American Energy Partners, Inc.                    293,866   1,421,547
*   NuVista Energy, Ltd.                                    977,784   6,916,033
*   Obsidian Energy, Ltd.                                   241,563     251,383
    OceanaGold Corp.                                      5,832,649  16,075,350
#   Osisko Gold Royalties, Ltd.                             430,331   4,835,101
#*  Painted Pony Energy, Ltd.                             2,684,470   5,107,040
    Pan American Silver Corp.                               323,422   5,311,483
*   Paramount Resources, Ltd. Class A                     1,338,907  19,593,758
*   PHX Energy Services Corp.                                21,622      42,189
#*  Pine Cliff Energy, Ltd.                                  71,000      19,337
#   Pizza Pizza Royalty Corp.                                 4,700      55,292
    Polaris Infrastructure, Inc.                             62,987     986,796
#*  Precision Drilling Corp.                             10,960,723  39,743,760
#   Pulse Seismic, Inc.                                     404,156   1,048,177
    Quarterhill, Inc.                                     1,980,695   3,607,119
*   Questerre Energy Corp. Class A                          107,349      81,166
#*  RB Energy, Inc.                                         238,050         428
    Reitmans Canada, Ltd. Class A                           521,951   1,854,411
    Rocky Mountain Dealerships, Inc.                        255,595   2,699,333
    Russel Metals, Inc.                                      34,990     889,258
#*  Sabina Gold & Silver Corp.                            1,152,180   1,873,463
#*  Sandstorm Gold, Ltd.                                  2,139,070  11,251,856
*   SEMAFO, Inc.                                          1,876,361   5,552,808
#*  Sherritt International Corp.                          4,057,414   4,156,375
#*  Sierra Wireless, Inc.                                   426,840   8,248,770
*   Sonde Resources Corp.                                   463,104           5
*   Southern Pacific Resource Corp.                         156,000          16
*   Spartan Energy Corp.                                  1,575,950   7,982,252
    Sprott, Inc.                                            237,652     556,453
*   SSR Mining, Inc.                                      2,309,842  19,962,292
#*  Stornoway Diamond Corp.                                 363,032     165,283
#   Stuart Olson, Inc.                                      341,872   1,745,493
#   Surge Energy, Inc.                                    8,403,751  13,186,374
    Tahoe Resources, Inc.                                 1,503,216   6,636,148
*   Tamarack Valley Energy, Ltd.                            892,911   2,061,681
*   Taseko Mines, Ltd.                                      881,525   1,562,378

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CANADA -- (Continued)
*   Teranga Gold Corp.                                 1,557,173 $    4,279,060
#   Timbercreek Financial Corp.                          165,874      1,248,775
    TMX Group, Ltd.                                      348,959     21,950,372
#   TORC Oil & Gas, Ltd.                               5,376,350     29,722,911
    Total Energy Services, Inc.                          272,985      3,040,566
    TransAlta Corp.                                    5,621,050     31,075,724
    Transcontinental, Inc. Class A                     1,032,136     20,869,286
*   TransGlobe Energy Corp.                              412,408        610,230
*   Trevali Mining Corp.                                 301,007        396,448
#*  Trican Well Service, Ltd.                          3,147,455      9,851,789
#*  Trinidad Drilling, Ltd.                            6,018,703      8,612,128
#*  UrtheCast Corp.                                      367,163        304,477
*   Western Energy Services Corp.                        143,164        148,984
    WestJet Airlines, Ltd.                                33,472        669,712
#   Whitecap Resources, Inc.                           6,382,230     46,647,356
*   Xtreme Drilling Corp.                                 84,100        152,474
    Yamana Gold, Inc.                                  7,887,454     27,253,398
*   Yangarra Resources, Ltd.                             309,200      1,189,037
#*  Yellow Pages, Ltd.                                    19,420        121,572
                                                                 --------------
TOTAL CANADA                                                      1,287,429,569
                                                                 --------------
DENMARK -- (2.0%)
    Alm Brand A.S.                                     2,070,938     25,524,967
*   Bang & Olufsen A.S.                                   82,165      2,206,596
    Brodrene Hartmann A.S.                                35,941      2,025,371
*   D/S Norden A.S.                                      113,220      2,255,596
    DFDS A.S.                                            296,800     17,809,270
    FLSmidth & Co. A.S.                                    9,986        588,119
    Harboes Bryggeri A.S. Class B                         25,276        384,837
    Jyske Bank A.S.                                    1,141,747     66,003,971
    Matas A.S.                                            78,455        985,560
*   Nilfisk Holding A.S.                                 205,800     11,938,475
*   NKT A.S.                                             121,828      5,311,856
    Parken Sport & Entertainment A.S.                      3,027         36,786
    Per Aarsleff Holding A.S.                            380,911     13,098,256
*   Santa Fe Group A.S.                                   73,540        555,694
    Scandinavian Tobacco Group A.S. Class A               12,714        257,095
    Schouw & Co., A.S.                                   264,908     26,813,075
    Solar A.S. Class B                                    14,837        979,306
    Spar Nord Bank A.S.                                1,496,485     17,827,990
    Sydbank A.S.                                       1,579,523     64,598,392
    TDC A.S.                                          12,753,157     85,122,031
*   TK Development A.S.                                  791,271        940,370
    United International Enterprises                       6,417      1,385,949
                                                                 --------------
TOTAL DENMARK                                                       346,649,562
                                                                 --------------
FINLAND -- (2.3%)
#   Ahlstrom-Munksjo Oyj                                 208,009      4,587,885
    Aktia Bank Oyj                                       276,673      3,298,621
    Alma Media Oyj                                        32,317        317,844
    Apetit Oyj                                            45,037        835,414
    Aspo Oyj                                              34,279        427,812

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Atria Oyj                                              233,367 $  3,601,402
    Cargotec Oyj Class B                                   969,829   56,542,522
    Cramo Oyj                                              720,048   17,566,648
    Digia Oyj                                                9,964       29,092
    Finnair Oyj                                          1,510,562   18,288,737
    Fiskars Oyj Abp                                        102,699    3,054,881
    HKScan Oyj Class A                                     639,459    2,444,640
    Kemira Oyj                                           2,582,019   36,552,820
    Kesko Oyj Class A                                       28,373    1,611,525
    Kesko Oyj Class B                                    1,568,278   91,469,774
    Konecranes Oyj                                         128,494    6,523,351
    Lemminkainen Oyj                                        99,460    2,948,698
#   Metsa Board Oyj                                      5,159,675   46,943,648
    Oriola Oyj Class B                                     369,821    1,316,070
    Outokumpu Oyj                                        7,058,237   60,546,405
    Raisio Oyj Class V                                   1,858,732   10,302,999
    Sanoma Oyj                                           1,304,143   16,906,971
#   SRV Group OYJ                                           38,727      183,599
#*  Stockmann Oyj Abp Class B                               54,102      278,849
    Teleste Oyj                                              7,310       64,970
    Valmet Oyj                                             170,744    3,831,094
#   YIT Oyj                                              2,118,646   17,416,862
                                                                   ------------
TOTAL FINLAND                                                       407,893,133
                                                                   ------------
FRANCE -- (4.4%)
#   Actia Group                                            230,776    2,211,413
*   Air France-KLM                                       1,302,211   20,198,014
    Albioma SA                                             368,929    9,610,030
    Altamir                                                319,580    6,231,882
#*  Antalis International SAS                              165,001      408,761
    Arkema SA                                              168,662   21,531,892
    Assystem                                                56,500    2,110,248
    Aubay                                                   52,959    2,526,367
    Axway Software SA                                       20,197      551,458
    Beneteau SA                                             13,284      353,546
    Bigben Interactive                                     113,145    1,709,377
    Bonduelle SCA                                          259,103   13,660,133
#   Bourbon Corp.                                          168,470    1,696,351
    Burelle SA                                               9,422   16,323,424
    Casino Guichard Perrachon SA                           216,864   12,671,267
*   Cegedim SA                                              42,262    2,168,571
    Chargeurs SA(5021318)                                  296,645    9,816,047
*   Chargeurs SA(BDH48T0)                                    3,425      110,498
    Cie des Alpes                                          161,410    6,970,654
*   Coface SA                                              254,283    2,858,314
    Derichebourg SA                                      1,856,561   18,617,835
    Dom Security                                            11,357      871,142
    Elis SA                                                559,069   15,619,877
*   Eramet                                                 125,834   17,759,861
*   Esso SA Francaise                                       20,569    1,318,392
*   Etablissements Maurel et Prom                           69,265      321,773
    Eutelsat Communications SA                           1,915,993   42,170,722

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Exel Industries Class A                                    426 $     62,669
    Fleury Michon SA                                        23,969    1,509,919
*   Fnac Darty SA                                          115,407   13,461,620
    Gaumont SA                                              19,167    3,018,613
    Gevelot SA                                               3,986      980,779
    GL Events                                              182,137    6,172,636
    Groupe Crit                                              4,740      452,355
    Groupe Open                                             28,224    1,232,933
    Guerbet                                                 22,288    2,227,513
*   HiPay Group SA                                           4,436       78,178
    Imerys SA                                                9,442    1,011,940
    IPSOS                                                  538,080   20,553,874
    Jacquet Metal Service                                  293,796   10,907,844
#   Korian SA                                              659,375   21,228,648
    Lagardere SCA                                        1,603,607   50,012,258
    Laurent-Perrier                                          1,837      218,896
    LISI                                                   221,139   10,655,538
    Manitou BF SA                                           60,065    2,564,855
    Manutan International                                   28,925    3,353,376
    Mersen SA                                              282,577   13,787,862
    MGI Coutier                                             98,625    4,339,973
    Mr Bricolage                                           102,356    1,918,500
*   Naturex                                                  2,013      220,010
#   Neopost SA                                             672,150   20,014,864
#   Nexans SA                                              784,899   47,607,557
    Nexity SA                                              664,623   40,047,835
*   NRJ Group                                                5,322       59,866
*   Pierre & Vacances SA                                   120,643    6,343,655
#   Plastivaloire                                          136,468    3,104,444
    PSB Industries SA                                       15,761      935,267
#   Rallye SA                                              508,455    9,330,083
    Rexel SA                                             5,863,449  105,627,321
    Rothschild & Co.                                       181,509    7,502,668
    Samse SA                                                   151       31,848
    Savencia SA                                            133,590   13,568,850
    Seche Environnement SA                                  30,373    1,168,428
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                              80,783    5,272,004
    Sopra Steria Group                                      68,748   13,952,030
*   Ste Industrielle d'Aviation Latecoere SA             1,021,851    7,015,421
    Stef SA                                                  1,905      234,021
    Sword Group                                             73,314    3,388,242
    Teleperformance                                         59,338    8,992,891
#   Television Francaise 1                               1,440,128   21,599,982
#   Total Gabon                                              4,384      846,391
    Trigano SA                                             129,035   25,048,489
*   Ubisoft Entertainment SA                                95,771    8,196,429
    Vicat SA                                               285,553   23,527,395
    Vilmorin & Cie SA                                       73,019    7,984,772

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Vranken-Pommery Monopole SA                             71,090 $  2,108,581
                                                                   ------------
TOTAL FRANCE                                                        783,877,972
                                                                   ------------
GERMANY -- (7.1%)
    Aareal Bank AG                                       1,761,663   89,056,030
*   Adler Modemaerkte AG                                     3,827       28,388
#*  ADVA Optical Networking SE                             917,174    7,741,049
*   AIXTRON SE                                             102,497    1,548,421
    Allgeier SE                                             69,328    2,343,523
*   AS Creation Tapeten                                     20,562      563,215
    Aurubis AG                                           1,158,293  121,717,141
    Bauer AG                                               287,547    8,823,322
    BayWa AG                                               308,020   11,946,437
    Bechtle AG                                              41,496    3,784,557
    Bertrandt AG                                               584       74,898
    Bijou Brigitte AG                                       16,972    1,051,547
#   Bilfinger SE                                           567,662   26,645,232
    Borussia Dortmund GmbH & Co. KGaA                    1,314,054    9,334,264
    CENTROTEC Sustainable AG                               154,736    2,939,547
    Comdirect Bank AG                                      132,523    1,912,281
    CropEnergies AG                                        368,955    3,334,506
    Data Modul AG                                            2,279      214,029
    Deutsche Beteiligungs AG                               175,702   10,844,894
    Deutsche Pfandbriefbank AG                           1,268,851   23,452,970
    Deutz AG                                             2,434,727   22,608,436
    DMG Mori AG                                            267,865   15,878,662
    Dr Hoenle AG                                             3,792      244,769
    Draegerwerk AG & Co. KGaA                               47,272    3,608,190
    Eckert & Ziegler AG                                     62,833    2,921,748
    EDAG Engineering Group AG                                2,624       53,404
    Elmos Semiconductor AG                                 284,186    8,416,905
#   ElringKlinger AG                                       292,155    6,786,339
*   Euromicron AG                                           28,709      292,995
#*  First Sensor AG                                         34,025      886,605
    Fraport AG Frankfurt Airport Services Worldwide         15,388    1,821,915
#   Gerry Weber International AG                           200,934    2,229,206
    Gesco AG                                                77,130    2,951,103
    Grammer AG                                             315,091   19,850,758
*   H&R GmbH & Co. KGaA                                    169,960    3,011,162
*   Hapag-Lloyd AG                                          22,383      928,440
*   Heidelberger Druckmaschinen AG                       3,770,891   13,631,707
    Hella GmbH & Co KGaA                                   167,857   11,961,917
    Hornbach Baumarkt AG                                    76,552    2,939,878
    Indus Holding AG                                       259,701   20,615,170
    Isra Vision AG                                          61,409   14,294,572
    Jenoptik AG                                            957,413   39,737,027
#   K+S AG                                               2,682,557   75,392,060
    Kloeckner & Co. SE                                   1,819,537   24,129,155
    Koenig & Bauer AG                                        7,680      629,529
    Krones AG                                                4,876      681,403
    KSB SE & Co. KGaA                                        5,771    3,541,369
    KWS Saat SE                                             12,370    5,222,164

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
    Lanxess AG                                           639,029 $   55,802,505
    Leifheit AG                                           86,972      3,073,896
    Leoni AG                                             793,405     60,925,185
*   Manz AG                                               23,232        997,147
*   Mediclin AG                                          647,471      4,911,083
    MLP SE                                             1,117,732      7,875,209
#   Nexus AG                                             160,838      5,381,135
#*  Nordex SE                                            174,177      2,302,603
    OSRAM Licht AG                                       481,551     42,086,584
*   Patrizia Immobilien AG                                74,720      1,871,483
    PNE Wind AG                                          857,098      3,303,127
    Progress-Werk Oberkirch AG                             5,134        299,790
    Puma SE                                                2,845      1,199,737
#   QSC AG                                             2,150,784      4,011,357
    Rheinmetall AG                                     1,027,352    145,421,783
    RHOEN-KLINIKUM AG                                    557,631     21,958,033
    S&T AG                                                95,150      2,616,882
    SAF-Holland SA                                       449,210     10,542,171
    Salzgitter AG                                      1,321,837     79,839,375
#   SHW AG                                               100,857      4,387,679
    Sixt Leasing SE                                       29,822        707,019
    Sixt SE                                              134,340     13,879,428
#   SMA Solar Technology AG                              140,313      7,638,490
    Software AG                                          190,841     10,358,316
    Suedzucker AG                                      1,352,875     25,782,395
*   SUESS MicroTec SE                                    374,456      7,462,039
    Surteco SE                                            71,323      2,440,087
    Takkt AG                                               6,031        167,868
    Technotrans AG                                        46,518      2,586,652
*   Tele Columbus AG                                      40,429        453,549
*   Tom Tailor Holding SE                                270,035      3,796,078
    Traffic Systems SE                                     1,203         27,955
    Uniper SE                                            841,035     25,107,464
    VERBIO Vereinigte BioEnergie AG                      407,313      3,723,216
*   Vossloh AG                                            15,234        837,648
#   VTG AG                                               317,548     16,440,753
    Wacker Chemie AG                                      97,446     19,552,711
    Wacker Neuson SE                                     706,731     28,956,541
    Wuestenrot & Wuerttembergische AG                     66,505      1,991,784
    Zeal Network SE                                        3,454        107,191
                                                                 --------------
TOTAL GERMANY                                                     1,263,446,787
                                                                 --------------
GREECE -- (0.0%)
*   Tropea Holding SA                                      4,581          2,133
                                                                 --------------
HONG KONG -- (3.2%)
    Aeon Credit Service Asia Co., Ltd.                   120,000         95,534
#   Agritrade Resources, Ltd.                         22,440,000      2,787,948
    Alco Holdings, Ltd.                                2,656,000        534,894
    Allied Group, Ltd.                                 2,033,000     12,431,196
#   Allied Properties HK, Ltd.                        38,022,372      8,103,069
    APAC Resources, Ltd.                                 123,032         20,749
*   Applied Development Holdings, Ltd.                 1,025,000         98,268

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    APT Satellite Holdings, Ltd.                          2,991,125 $ 1,408,696
    Asia Financial Holdings, Ltd.                         4,718,106   2,921,176
    Asia Standard Hotel Group, Ltd.                       6,064,077     431,980
#   Asia Standard International Group, Ltd.              10,407,503   2,916,238
    Associated International Hotels, Ltd.                 1,577,000   5,156,948
    BeijingWest Industries International, Ltd.              238,000      36,766
    BOC Aviation, Ltd.                                       28,100     165,006
#   BOE Varitronix, Ltd.                                  2,729,000   1,430,208
    CCT Fortis Holdings, Ltd.                             3,830,000     474,617
    Century City International Holdings, Ltd.            29,999,300   2,949,106
*   Champion Technology Holdings, Ltd.                    5,303,168     675,268
    Chen Hsong Holdings                                   2,032,000     612,052
    Cheuk Nang Holdings, Ltd.                             4,778,346   2,962,879
    Chevalier International Holdings, Ltd.                2,760,858   4,551,192
    China Flavors & Fragrances Co., Ltd.                  2,753,291     633,272
*   China Soft Power Technology Holdings, Ltd.            8,232,000     152,327
#*  China Strategic Holdings, Ltd.                       49,955,000     586,606
    Chinney Investments, Ltd.                             1,148,000     526,198
    Chong Hing Bank, Ltd.                                   365,000     790,932
    Chow Sang Sang Holdings International, Ltd.             382,000     923,591
    Chuang's China Investments, Ltd.                     31,164,415   2,459,872
    Chuang's Consortium International, Ltd.              23,541,520   5,812,843
    CITIC Telecom International Holdings, Ltd.            7,831,000   2,356,995
    CNQC International Holdings, Ltd.                       497,500     187,455
    CNT Group, Ltd.                                       1,680,000     104,746
#   Cowell e Holdings, Inc.                               7,969,000   2,408,340
    CSI Properties, Ltd.                                122,015,476   7,606,336
*   CST Group, Ltd.                                      62,584,000     335,599
#   CW Group Holdings, Ltd.                               2,804,500     501,242
    Dah Sing Banking Group, Ltd.                          7,906,288  18,676,538
    Dah Sing Financial Holdings, Ltd.                     3,822,556  25,772,616
    Dickson Concepts International, Ltd.                    918,500     345,907
    Dynamic Holdings, Ltd.                                  474,000     529,278
    Eagle Nice International Holdings, Ltd.               2,756,000   1,281,496
    EcoGreen International Group, Ltd.                    1,311,840     258,827
    Emperor Capital Group, Ltd.                          27,984,000   2,316,437
    Emperor Entertainment Hotel, Ltd.                    10,610,000   2,455,091
    Emperor International Holdings, Ltd.                 34,712,333  12,234,841
    Emperor Watch & Jewellery, Ltd.                      50,840,000   2,507,857
#*  Esprit Holdings, Ltd.                                13,927,900   5,604,271
*   eSun Holdings, Ltd.                                  17,498,400   2,967,379
    Far East Consortium International, Ltd.              28,932,773  16,723,381
#   FIH Mobile, Ltd.                                     43,099,000  12,852,402
    First Pacific Co., Ltd.                              15,292,000  10,906,643
*   First Shanghai Investments, Ltd.                     12,144,000   1,640,530
    Fountain SET Holdings, Ltd.                          17,194,000   2,417,475
    Future Bright Holdings, Ltd.                            648,000      62,062
*   G-Resources Group, Ltd.                             407,433,000   4,984,988
*   GCL New Energy Holdings, Ltd.                           304,000      22,095
    Get Nice Financial Group, Ltd.                        4,153,324   1,080,449
#   Get Nice Holdings, Ltd.                             152,762,999   5,652,699
*   Global Brands Group Holding, Ltd.                    97,658,000   8,469,698
    Glorious Sun Enterprises, Ltd.                        2,976,000     346,756

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Gold Peak Industries Holdings, Ltd.                   7,973,907 $   896,415
    Golden Resources Development International, Ltd.     12,045,000     760,661
*   Good Resources Holdings, Ltd.                           250,000      11,037
    Great Eagle Holdings, Ltd.                            3,242,481  17,024,935
    Guangnan Holdings, Ltd.                               5,970,000     747,633
#   Haitong International Securities Group, Ltd.         17,081,373  12,083,305
    Hanison Construction Holdings, Ltd.                   7,072,724   1,398,679
*   Hao Tian Development Group, Ltd.                      5,186,033     198,214
    Harbour Centre Development, Ltd.                      2,204,000   4,249,250
    High Fashion International, Ltd.                        652,000     159,071
    HKR International, Ltd.                              18,245,598  12,007,319
    Hon Kwok Land Investment Co., Ltd.                    7,146,935   4,569,766
    Hong Kong Ferry Holdings Co., Ltd.                    2,388,000   2,753,188
    Hong Kong International Construction Investment
      Management Group Co., Ltd.                            246,000      70,222
    Hong Kong Shanghai Alliance Holdings, Ltd.              572,000      49,719
#   Hongkong & Shanghai Hotels, Ltd. (The)                7,205,061  11,076,126
    Hongkong Chinese, Ltd.                               22,323,100   3,903,125
    Hopewell Holdings, Ltd.                               6,678,500  27,041,342
#*  Hsin Chong Group Holdings, Ltd.                      25,756,000     215,987
*   Huan Yue Interactive Holdings, Ltd.                   1,289,000     127,990
*   Huisheng International Holdings, Ltd.                 2,400,000     102,445
    Hung Hing Printing Group, Ltd.                        7,893,275   1,713,809
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                               17,292,000   7,021,297
    IPE Group, Ltd.                                      10,775,000   2,314,952
    ITC Properties Group, Ltd.                            1,114,782     389,942
    Kader Holdings Co., Ltd.                                256,000      45,485
*   Kantone Holdings, Ltd.                                  719,433      15,368
#   Keck Seng Investments                                 2,818,000   2,459,977
    Kerry Logistics Network, Ltd.                         1,554,000   2,235,837
#   Kowloon Development Co., Ltd.                        10,117,277  10,823,168
    Kwoon Chung Bus Holdings, Ltd.                          148,000      83,391
    Lai Sun Development Co., Ltd.                         7,077,133  12,659,738
#   Lai Sun Garment International, Ltd.                   7,940,492  14,143,675
*   Lerado Financial Group Co., Ltd.                        658,400       4,006
    Lippo China Resources, Ltd.                           8,298,000     264,156
    Lippo, Ltd.                                           4,668,500   2,780,539
    Liu Chong Hing Investment, Ltd.                       4,274,000   7,324,548
    Luks Group Vietnam Holdings Co., Ltd.                 1,064,642     339,251
    Lung Kee Bermuda Holdings                               602,000     290,393
    Magnificent Hotel Investment, Ltd.                   38,616,600   1,145,626
*   Mason Group Holdings, Ltd.                           29,640,400     480,190
#*  Master Glory Group, Ltd.                             31,032,596     416,481
    Melco International Development, Ltd.                 3,418,000  10,232,855
    Ming Fai International Holdings, Ltd.                 2,592,000     404,525
#   Miramar Hotel & Investment                            2,122,000   4,533,495
    Modern Dental Group, Ltd.                               478,000     159,357
#*  Mongolian Mining Corp.                               15,202,500     498,147
    NagaCorp, Ltd.                                        1,100,000     898,252
    Nanyang Holdings, Ltd.                                   98,850     671,761
    National Electronic Hldgs                             4,835,648     726,220
*   Neo-Neon Holdings, Ltd.                               5,982,000     557,928
#*  New Sports Group, Ltd.                                  518,500      48,887

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
#*  Newocean Energy Holdings, Ltd.                       16,308,000 $ 4,113,734
*   Next Digital, Ltd.                                      798,000      36,693
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                7,805,000     598,207
    Orient Overseas International, Ltd.                   3,384,500  31,802,058
    Oriental Watch Holdings                               2,434,000     622,067
*   Pacific Andes International Holdings, Ltd.           88,958,890     311,592
*   Pacific Basin Shipping, Ltd.                         93,191,000  21,588,066
*   Pacific Plywood Holdings, Ltd.                        2,960,000     147,515
    Paliburg Holdings, Ltd.                              11,071,041   4,868,587
    Playmates Holdings, Ltd.                             30,957,000   4,343,414
    Pokfulam Development Co.                                260,000     625,050
    Polytec Asset Holdings, Ltd.                         39,164,190   3,117,565
    Public Financial Holdings, Ltd.                       2,358,444   1,044,742
*   PYI Corp., Ltd.                                      57,808,086   1,297,108
    Regal Hotels International Holdings, Ltd.             8,894,623   6,364,928
    Safety Godown Co., Ltd.                                 140,000     323,653
#   SEA Holdings, Ltd.                                    2,351,368   4,779,950
    Shenwan Hongyuan HK, Ltd.                               545,000     198,021
    Shun Ho Property Investments, Ltd.                      271,173     102,428
    Shun Tak Holdings, Ltd.                              49,710,546  21,387,561
#   Singamas Container Holdings, Ltd.                    23,962,000   4,831,535
    Sitoy Group Holdings, Ltd.                            2,546,000     507,492
*   SOCAM Development, Ltd.                                  98,120      25,374
#   Soundwill Holdings, Ltd.                              1,716,500   3,415,700
*   South China Holdings Co., Ltd.                       30,297,751   1,163,071
    Sun Hung Kai & Co., Ltd.                             11,527,688   7,510,708
#   TAI Cheung Holdings, Ltd.                             4,652,000   5,762,187
    Tan Chong International, Ltd.                         3,879,000   1,309,434
    Tao Heung Holdings, Ltd.                                293,000      55,455
    Tern Properties Co., Ltd.                               146,000      99,253
    Texwinca Holdings, Ltd.                               1,074,000     587,504
    Tian Teck Land, Ltd.                                    646,000     791,680
    Transport International Holdings, Ltd.                  260,130     811,119
*   Trinity, Ltd.                                         2,332,000     228,317
*   TSC Group Holdings, Ltd.                                703,000      90,810
#*  United Laboratories International Holdings, Ltd.
      (The)                                               8,454,000   7,388,102
    Upbest Group, Ltd.                                    4,920,000     663,964
    Vantage International Holdings, Ltd.                  5,526,000     701,559
    Vedan International Holdings, Ltd.                    6,036,000     631,623
*   Victory City International Holdings, Ltd.            72,448,231   1,694,436
#   VSTECS Holdings, Ltd.                                 7,548,000   4,012,628
    Wai Kee Holdings, Ltd.                                   60,000      33,587
    Wang On Group, Ltd.                                  92,400,000   1,394,992
    Win Hanverky Holdings, Ltd.                           4,154,000     557,774
*   Winfull Group Holdings, Ltd.                         18,880,000     393,377
    Wing On Co. International, Ltd.                       2,625,500   9,789,298
#   Wing Tai Properties, Ltd.                             2,188,749   1,648,001
    Wonderful Sky Financial Group Holdings, Ltd.            108,000      20,264
    Wong's International Holdings, Ltd.                      70,000      27,966
    Wong's Kong King International                          300,000      47,547

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
    Yau Lee Holdings, Ltd.                                129,750 $     24,424
                                                                  ------------
TOTAL HONG KONG                                                    565,281,665
                                                                  ------------
IRELAND -- (0.3%)
    C&C Group P.L.C.                                    3,076,071   11,523,676
*   FBD Holdings P.L.C.                                    92,213    1,229,262
    Kingspan Group P.L.C.                                 320,669   14,788,964
    Smurfit Kappa Group P.L.C.                            855,609   30,026,578
                                                                  ------------
TOTAL IRELAND                                                       57,568,480
                                                                  ------------
ISRAEL -- (0.7%)
    Albaad Massuot Yitzhak, Ltd.                           13,368      205,145
    Ashtrom Group, Ltd.                                     5,529       24,269
    Ashtrom Properties, Ltd.                              132,238      756,457
*   Azorim-Investment Development & Construction Co.,
      Ltd.                                                608,170      753,960
    Carasso Motors, Ltd.                                      296        2,475
*   Clal Insurance Enterprises Holdings, Ltd.             408,033    7,933,089
#   Direct Insurance Financial Investments, Ltd.           25,453      332,856
    Dor Alon Energy in Israel 1988, Ltd.                      646        9,274
#   El Al Israel Airlines                               1,555,247      640,961
*   Elron Electronic Industries, Ltd.                     136,404      713,706
*   Equital, Ltd.                                          30,627      871,376
    First International Bank Of Israel, Ltd.              714,855   16,127,921
    Formula Systems 1985, Ltd.                            113,645    4,917,359
    Fox Wizel, Ltd.                                        16,354      334,799
*   Gilat Satellite Networks, Ltd.                         52,152      432,567
*   Hadera Paper, Ltd.                                      5,840      413,003
    Harel Insurance Investments & Financial Services,
      Ltd.                                              2,686,921   22,194,043
*   Israel Discount Bank, Ltd. Class A                  9,058,915   27,098,529
    Israel Land Development Co., Ltd. (The)                 1,306       14,931
    Isras Investment Co., Ltd.                                194       26,221
*   Jerusalem Oil Exploration                             201,683   12,501,946
*   Kenon Holdings, Ltd.                                  134,258    4,010,984
    Meitav Dash Investments, Ltd.                          49,992      187,011
    Menora Mivtachim Holdings, Ltd.                       463,932    6,735,380
    Migdal Insurance & Financial Holding, Ltd.          2,034,805    2,441,820
    Naphtha Israel Petroleum Corp., Ltd.                    3,782       25,479
#   Nawi Brothers, Ltd.                                     1,995       11,543
    Neto ME Holdings, Ltd.                                    823       75,461
    Oil Refineries, Ltd.                               18,285,330    8,660,425
    Paz Oil Co., Ltd.                                      12,024    2,071,251
*   Phoenix Holdings, Ltd. (The)                        1,033,900    6,486,374
    Plasson Industries, Ltd.                                1,316       74,147
    Shikun & Binui, Ltd.                                  200,312      489,401
    Summit Real Estate Holdings, Ltd.                     282,668    2,653,251
#*  Union Bank of Israel                                  485,299    2,744,599
                                                                  ------------
TOTAL ISRAEL                                                       132,972,013
                                                                  ------------
ITALY -- (4.6%)
#   A2A SpA                                            26,041,123   50,045,339
    ACEA SpA                                               48,592      938,014
*   Aeffe SpA                                             292,205      838,559

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ITALY -- (Continued)
*   Arnoldo Mondadori Editore SpA                         2,279,171 $ 6,365,450
#   Astaldi SpA                                           1,331,662   4,548,464
    Banca IFIS SpA                                          111,940   5,326,497
    Banca Popolare di Sondrio SCPA                        9,045,933  36,539,361
#   Banca Profilo SpA                                     2,537,544     802,892
#   Banca Sistema SpA                                       132,159     385,793
#*  Banco BPM SpA                                        21,480,343  81,762,702
    Banco di Desio e della Brianza SpA                      423,435   1,220,561
#   BPER Banca                                           14,472,034  84,463,552
#   Buzzi Unicem SpA                                      1,468,359  43,112,755
    Cairo Communication SpA                                 245,800   1,135,646
#   Cementir Holding SpA                                  1,905,530  17,887,349
    CIR-Compagnie Industriali Riunite SpA                 9,939,325  14,416,806
    Credito Emiliano SpA                                  1,387,866  13,417,092
#*  d'Amico International Shipping SA                     4,990,894   1,614,725
    Danieli & C Officine Meccaniche SpA                     267,896   7,654,873
#   De' Longhi SpA                                          374,241  12,589,936
    DeA Capital SpA                                       1,904,144   3,464,074
    El.En. SpA                                               30,744   1,129,552
*   Elica SpA                                                39,897     119,023
    Emak SpA                                                570,864   1,079,168
    ERG SpA                                               1,389,667  28,799,221
#   Esprinet SpA                                            316,177   1,735,113
#*  Eurotech SpA                                            661,606   1,100,441
*   Exprivia SpA                                            232,480     449,548
    Falck Renewables SpA                                  4,200,921  10,548,620
#*  Fincantieri SpA                                       7,816,279  13,976,519
    FNM SpA                                               2,957,959   2,716,227
#*  GEDI Gruppo Editoriale SpA                            2,306,486   1,827,901
    Hera SpA                                                198,092     724,020
#*  IMMSI SpA                                             4,389,673   4,100,654
#*  Intek Group SpA                                       2,260,976     855,353
    Italmobiliare SpA                                       162,740   4,970,947
    IVS Group SA                                             11,002     180,183
    La Doria SpA                                             37,641     718,254
    Massimo Zanetti Beverage Group SpA                       26,157     247,815
    OVS SpA                                                 569,210   4,216,267
    Panariagroup Industrie Ceramiche SpA                     98,279     691,818
    Parmalat SpA                                                165         641
    Piaggio & C SpA                                         223,868     676,427
    Prima Industrie SpA                                      27,919   1,286,336
    Reno de Medici SpA                                    2,699,496   2,164,145
#*  Retelit SpA                                           3,423,086   7,697,761
    Sabaf SpA                                                19,999     490,074
#*  Safilo Group SpA                                        671,795   3,965,728
*   Saipem SpA                                            1,213,218   5,691,674
#   Salini Impregilo SpA                                  3,172,811  12,773,589
    Servizi Italia SpA                                       33,504     263,683
    Societa Cattolica di Assicurazioni SC                 4,569,078  56,846,405
    Societa Iniziative Autostradali e Servizi SpA           501,375   9,441,639
*   Sogefi SpA                                              249,845   1,248,631
    SOL SpA                                                  51,989     665,186

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Tamburi Investment Partners SpA                         29,171 $    223,139
#*  Trevi Finanziaria Industriale SpA                      212,817      118,743
#   Unione di Banche Italiane SpA                       25,149,018  130,355,777
    Unipol Gruppo SpA                                   13,259,468   73,144,335
#   UnipolSai Assicurazioni SpA                         16,971,652   43,879,616
    Vittoria Assicurazioni SpA                             222,539    3,599,586
                                                                   ------------
TOTAL ITALY                                                         823,250,199
                                                                   ------------
JAPAN -- (26.2%)
    77 Bank, Ltd. (The)                                    319,300    8,380,290
    A&A Material Corp.                                       3,700       47,204
    A&D Co., Ltd.                                          315,300    2,312,758
    Achilles Corp.                                         315,700    6,715,700
    ADEKA Corp.                                            902,600   16,026,661
#   Agro-Kanesho Co., Ltd.                                  16,600      353,766
#   Ahresty Corp.                                          669,800    5,677,576
    Aichi Bank, Ltd. (The)                                 118,500    6,059,188
    Aichi Corp.                                            103,600      762,224
    Aichi Steel Corp.                                      276,800   11,391,607
    Aichi Tokei Denki Co., Ltd.                             10,900      445,341
    Aiphone Co., Ltd.                                       73,900    1,350,587
    Airport Facilities Co., Ltd.                           586,400    3,573,654
    Aisan Industry Co., Ltd.                               970,830   11,719,170
    Akatsuki Corp.                                          39,400      209,926
    Akita Bank, Ltd. (The)                                 342,300    9,694,594
    Alconix Corp.                                          301,300    6,962,374
    Alinco, Inc.                                           100,500    1,173,993
    Alpen Co., Ltd.                                        574,900   13,307,154
    Alpha Corp.                                            125,100    2,514,903
    Alpha Systems, Inc.                                     26,160      606,123
#   Alpine Electronics, Inc.                             1,090,300   24,733,578
    Alps Logistics Co., Ltd.                               132,200    1,200,722
    AOI Electronic Co., Ltd.                                10,600      555,794
    AOKI Holdings, Inc.                                    683,322   10,362,694
    Aomori Bank, Ltd. (The)                                348,200   11,508,248
    Aoyama Trading Co., Ltd.                               955,299   37,619,839
    Arakawa Chemical Industries, Ltd.                      431,600    8,850,073
    Arata Corp.                                             80,400    4,164,762
    Araya Industrial Co., Ltd.                              94,700    2,412,016
    Arcland Sakamoto Co., Ltd.                             400,900    6,916,792
    Arcs Co., Ltd.                                          99,100    2,302,045
    Arisawa Manufacturing Co., Ltd.                        857,282    9,084,587
    Artnature, Inc.                                         65,300      465,864
    Asahi Broadcasting Corp.                               127,100    1,038,952
    Asahi Diamond Industrial Co., Ltd.                     783,500    9,678,677
    Asahi Kogyosha Co., Ltd.                               102,324    3,149,524
    Asahi Yukizai Corp.                                    361,400    6,748,521
    Asanuma Corp.                                          611,000    2,186,560
#   Ashimori Industry Co., Ltd.                            123,299    3,265,130
    Asia Pile Holdings Corp.                               235,500    1,537,499
    ASKA Pharmaceutical Co., Ltd.                          256,000    4,962,063
#   Asti Corp.                                              74,800    3,366,151

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Asunaro Aoki Construction Co., Ltd.                     573,800 $ 5,228,943
    Atsugi Co., Ltd.                                        145,200   1,664,641
#   Awa Bank, Ltd. (The)                                  3,175,600  20,249,500
    Bando Chemical Industries, Ltd.                         343,300   4,072,207
    Bank of Iwate, Ltd. (The)                               242,600   9,927,020
    Bank of Kochi, Ltd. (The)                                56,099     707,466
#   Bank of Nagoya, Ltd. (The)                              166,070   6,402,248
    Bank of Okinawa, Ltd. (The)                             332,840  13,432,926
    Bank of Saga, Ltd. (The)                                236,100   5,502,735
    Bank of the Ryukyus, Ltd.                               921,500  14,383,604
    Bank of Toyama, Ltd. (The)                                1,700      63,573
    Belluna Co., Ltd.                                       917,324  11,292,612
    Bunka Shutter Co., Ltd.                                 273,200   2,523,066
    CAC Holdings Corp.                                      207,000   2,031,668
    Canon Electronics, Inc.                                 115,700   3,014,177
#   Carlit Holdings Co., Ltd.                               247,300   2,893,843
    Cawachi, Ltd.                                           486,300  11,845,692
    Central Glass Co., Ltd.                               1,013,200  22,677,917
    Chiba Kogyo Bank, Ltd. (The)                          1,136,000   5,610,300
    Chilled & Frozen Logistics Holdings Co., Ltd.               900      13,311
    Chino Corp.                                               7,700     119,325
    Chiyoda Integre Co., Ltd.                                83,700   2,006,005
    Chodai Co., Ltd.                                          2,600      21,295
    Chofu Seisakusho Co., Ltd.                                4,200      98,135
    Chori Co., Ltd.                                          11,800     212,415
    Chubu Shiryo Co., Ltd.                                  403,600   8,699,881
    Chudenko Corp.                                          128,760   3,736,610
    Chuetsu Pulp & Paper Co., Ltd.                          271,700   4,997,318
    Chugoku Marine Paints, Ltd.                           1,284,400  11,200,609
    Chukyo Bank, Ltd. (The)                                 166,900   3,551,613
    Chuo Gyorui Co., Ltd.                                    60,600   1,571,867
    Chuo Spring Co., Ltd.                                    92,700   3,146,573
    CI Takiron Corp.                                      1,123,000   8,093,122
    Citizen Watch Co., Ltd.                               1,685,700  12,951,823
    Cleanup Corp.                                           625,300   4,989,029
#   CMK Corp.                                             1,037,700  10,199,181
    Computer Engineering & Consulting, Ltd.                 158,400   4,631,898
    Corona Corp.                                            254,700   3,222,782
    Cosmo Energy Holdings Co., Ltd.                         223,600   8,803,478
    Cosmos Initia Co., Ltd.                                   9,500      82,040
#   Create Medic Co., Ltd.                                    5,500      64,194
    Cross Plus, Inc.                                          6,400      66,423
    CTI Engineering Co., Ltd.                               351,400   3,900,967
    Dai-Dan Co., Ltd.                                       269,700   6,633,703
    Dai-ichi Seiko Co., Ltd.                                279,000   7,871,950
    Daibiru Corp.                                           655,800   8,292,340
    Daido Kogyo Co., Ltd.                                   152,689   2,575,674
    Daido Metal Co., Ltd.                                   227,100   2,379,414
    Daido Steel Co., Ltd.                                    89,300   5,282,265
#   Daihatsu Diesel Manufacturing Co., Ltd.                 232,500   1,731,156
    Daiho Corp.                                           1,203,000   6,305,737
    Daiichi Jitsugyo Co., Ltd.                              111,700   3,404,162
    Daiki Aluminium Industry Co., Ltd.                      700,600   5,741,042

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Daikoku Denki Co., Ltd.                                  90,800 $ 1,479,186
    Daikyo, Inc.                                             15,900     337,046
#   Dainichi Co., Ltd.                                      242,300   1,893,988
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                  160,900   7,907,308
#   Daisan Bank, Ltd. (The)                                 226,000   3,562,309
    Daishi Bank, Ltd. (The)                                 657,993  31,233,641
    Daishinku Corp.                                         212,800   3,293,566
    Daisue Construction Co., Ltd.                            36,000     371,820
    Daito Bank, Ltd. (The)                                  351,000   5,076,744
    Daitron Co., Ltd.                                        44,700     978,194
    Daiwa Industries, Ltd.                                  244,200   2,931,360
    Daiwabo Holdings Co., Ltd.                              326,500  14,554,940
#   DCM Holdings Co., Ltd.                                2,725,200  27,006,332
    Denyo Co., Ltd.                                         241,800   4,078,389
    DKS Co., Ltd.                                         1,180,000   9,645,467
#   DMW Corp.                                                49,100     987,026
    DSB Co., Ltd.                                           127,500     859,599
    DyDo Group Holdings, Inc.                                38,900   2,226,107
#   Dynic Corp.                                              31,900     333,488
    Ebara Jitsugyo Co., Ltd.                                 17,200     300,503
#   EDION Corp.                                           2,570,300  32,878,845
#   Ehime Bank, Ltd. (The)                                  680,399   8,574,766
    Eidai Co., Ltd.                                         450,000   2,380,567
    Eighteenth Bank, Ltd. (The)                           3,996,000  10,916,333
    Eizo Corp.                                              238,200  11,219,555
    Elematec Corp.                                           56,900   1,393,086
    Endo Lighting Corp.                                     213,200   2,666,265
    Enomoto Co., Ltd.                                         8,200     147,851
    ESPEC Corp.                                             354,400   9,959,715
#   Excel Co., Ltd.                                         244,700   6,016,445
    Exedy Corp.                                             355,700  12,486,695
    F-Tech, Inc.                                            269,700   4,124,080
    Faith, Inc.                                              19,860     240,541
    Falco Holdings Co., Ltd.                                 36,900     596,041
    FCC Co., Ltd.                                            23,800     640,035
    Fenwal Controls of Japan, Ltd.                            3,900      61,755
    Ferrotec Holdings Corp.                                 293,300   7,695,401
    FIDEA Holdings Co., Ltd.                              3,612,000   6,645,160
    First Bank of Toyama, Ltd. (The)                         28,900     135,632
    First Juken Co., Ltd.                                    66,200   1,073,141
    FJ Next Co., Ltd.                                       313,400   2,758,962
    Foster Electric Co., Ltd.                               573,300  16,979,804
    France Bed Holdings Co., Ltd.                            12,200     116,488
    Fuji Co., Ltd.                                            3,600      76,055
    Fuji Corp., Ltd.                                        283,200   2,234,670
    Fuji Die Co., Ltd.                                        2,300      24,394
    Fuji Oil Co., Ltd.                                      984,900   5,147,790
    Fuji Soft, Inc.                                         170,900   5,884,748
    Fujicco Co., Ltd.                                        69,100   1,485,564
    Fujikura Kasei Co., Ltd.                                433,500   2,777,336
    Fujikura Rubber, Ltd.                                   479,300   4,028,468
    Fujikura, Ltd.                                        1,057,600  10,398,352
    Fujisash Co., Ltd.                                      693,500     648,432

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Fujishoji Co., Ltd.                                      67,200 $   771,842
#   Fujitsu Frontech, Ltd.                                  373,900   6,386,863
    FuKoKu Co., Ltd.                                        179,000   1,802,578
    Fukuda Corp.                                            100,300   6,036,658
    Fukui Bank, Ltd. (The)                                  220,600   5,374,201
    Fukushima Bank, Ltd. (The)                              330,778   2,676,764
    Fukuyama Transporting Co., Ltd.                         516,200  19,933,599
    Furukawa Co., Ltd.                                       74,900   1,706,468
    Furuno Electric Co., Ltd.                               625,400   4,713,357
    Furusato Industries, Ltd.                               141,200   2,380,846
    Fuso Pharmaceutical Industries, Ltd.                     15,100     392,642
    Futaba Corp.                                            113,600   2,532,753
    Futaba Industrial Co., Ltd.                             426,600   4,096,469
    Fuyo General Lease Co., Ltd.                            204,900  15,070,686
    G-Tekt Corp.                                            433,200   8,843,418
    Gakken Holdings Co., Ltd.                                78,000   4,468,600
    Gecoss Corp.                                            340,700   3,884,823
#   Geo Holdings Corp.                                      477,100   9,714,934
    GLOBERIDE, Inc.                                             200       4,734
    Godo Steel, Ltd.                                        427,200   8,789,713
#   Goldcrest Co., Ltd.                                     399,230   8,852,406
    Grandy House Corp.                                      195,400   1,020,533
#   GSI Creos Corp.                                         173,699   2,560,475
    Gun-Ei Chemical Industry Co., Ltd.                      118,300   4,285,256
    Gunma Bank, Ltd. (The)                                   56,300     340,701
    Gunze, Ltd.                                             507,500  31,521,103
#   H-One Co., Ltd.                                         544,400   7,893,112
    H2O Retailing Corp.                                     797,339  16,171,491
    Hagihara Industries, Inc.                                35,000     650,352
    Hagiwara Electric Co., Ltd.                              82,200   2,803,603
    Hakuto Co., Ltd.                                        359,500   6,475,438
    Hanwa Co., Ltd.                                         629,400  30,706,788
    Happinet Corp.                                           93,600   1,717,461
    Harima Chemicals Group, Inc.                            397,900   3,244,716
#   Haruyama Holdings, Inc.                                 256,900   2,577,314
    Heian Ceremony Service Co., Ltd.                          1,400      12,954
    Heiwa Corp.                                             390,900   7,834,623
    Heiwa Real Estate Co., Ltd.                             989,900  19,520,444
    Heiwado Co., Ltd.                                       281,324   6,161,054
    HI-LEX Corp.                                             61,200   1,568,219
    Hibiya Engineering, Ltd.                                426,100   8,854,978
    Hirakawa Hewtech Corp.                                   23,200     296,223
    Hirano Tecseed Co., Ltd.                                 38,700   1,099,121
    Hitachi Zosen Corp.                                   2,492,319  13,539,391
    Hodogaya Chemical Co., Ltd.                              71,599   3,939,208
#   Hokkaido Coca-Cola Bottling Co., Ltd.                   446,000   3,085,643
#   Hokkan Holdings, Ltd.                                   982,000   3,849,004
#   Hokko Chemical Industry Co., Ltd.                       523,700   3,827,679
    Hokkoku Bank, Ltd. (The)                                617,516  26,111,624
    Hokuetsu Bank, Ltd. (The)                               442,000  10,169,497
    Hokuetsu Kishu Paper Co., Ltd.                        3,923,674  25,782,508
    Hokuhoku Financial Group, Inc.                        1,018,400  15,317,279
#   Hokuriku Electrical Construction Co., Ltd.               98,400   1,010,327

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Honeys Holdings Co., Ltd.                               186,400 $ 1,934,093
    Honshu Chemical Industry Co., Ltd.                        7,600     101,429
#   Hoosiers Holdings                                       693,500   4,951,877
    Hosiden Corp.                                           113,600   1,890,106
    Hosokawa Micron Corp.                                    18,900   1,378,937
    Hurxley Corp.                                             5,500      59,727
    Hyakugo Bank, Ltd. (The)                              2,057,755  10,404,175
    Hyakujushi Bank, Ltd. (The)                           4,617,000  16,256,993
    I-O Data Device, Inc.                                   189,600   1,960,247
#   Ibiden Co., Ltd.                                      1,474,400  22,983,526
    IBJ Leasing Co., Ltd.                                   263,200   6,920,849
    Ichikawa Co., Ltd.                                      117,000     402,918
    Ichiken Co., Ltd.                                         1,200      26,640
    Iino Kaiun Kaisha, Ltd.                                 785,600   4,480,650
#   IJT Technology Holdings Co., Ltd.                       349,860   3,389,248
    Imasen Electric Industrial                              423,499   5,088,251
#   Inaba Seisakusho Co., Ltd.                               77,700     976,375
    Inabata & Co., Ltd.                                   1,353,400  20,571,455
    Ines Corp.                                              992,600  10,457,219
#   Innotech Corp.                                          414,900   4,066,263
    Inui Global Logistics Co., Ltd.                           3,585      26,863
    Ise Chemical Corp.                                        3,000      18,744
    Iseki & Co., Ltd.                                       271,800   7,077,980
    Ishihara Chemical Co., Ltd.                               1,600      34,093
*   Ishihara Sangyo Kaisha, Ltd.                            752,300  14,263,594
#   Ishizuka Glass Co., Ltd.                                 53,699   1,419,266
    Itochu Enex Co., Ltd.                                   627,200   5,875,401
    Itochu-Shokuhin Co., Ltd.                                42,200   2,526,521
    Itoham Yonekyu Holdings, Inc.                             8,269      75,972
    Itoki Corp.                                           1,025,247   7,207,813
    IwaiCosmo Holdings, Inc.                                386,300   5,370,212
#   Iwaki & Co., Ltd.                                       861,000   3,831,890
    Iwasaki Electric Co., Ltd.                              215,100   3,291,837
    Iwatsu Electric Co., Ltd.                               138,700   1,072,468
#*  Izutsuya Co., Ltd.                                       37,899     163,515
    J-Oil Mills, Inc.                                       247,200   8,887,123
    Jaccs Co., Ltd.                                         420,000  10,832,900
    Jafco Co., Ltd.                                         240,000  13,659,067
    Janome Sewing Machine Co., Ltd.                         339,500   2,575,630
#   Japan Asia Group, Ltd.                                  373,800   1,727,141
    Japan Cash Machine Co., Ltd.                             31,600     342,958
#*  Japan Display, Inc.                                   8,598,300  18,710,345
    Japan Foundation Engineering Co., Ltd.                  264,900     986,432
    Japan Medical Dynamic Marketing, Inc.                    48,200     402,472
    Japan Oil Transportation Co., Ltd.                       48,521   1,559,803
    Japan Pulp & Paper Co., Ltd.                            180,100   7,008,560
    Japan Transcity Corp.                                   983,000   4,282,567
    Japan Wool Textile Co., Ltd. (The)                      863,900   9,322,580
    Jimoto Holdings, Inc.                                   915,100   1,589,961
    JK Holdings Co., Ltd.                                   145,200   1,238,721
    JMS Co., Ltd.                                           361,243   2,081,056
    Joban Kosan Co., Ltd.                                     8,800     149,256
    Joshin Denki Co., Ltd.                                   68,300   2,212,636

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Juroku Bank, Ltd. (The)                                 528,800 $15,426,223
    JVC Kenwood Corp.                                     2,800,100  10,851,610
    K&O Energy Group, Inc.                                  317,500   5,154,486
*   Kadokawa Dwango                                         565,300   7,132,070
    Kaga Electronics Co., Ltd.                              428,400  11,811,003
    Kamei Corp.                                             774,200  12,636,285
    Kanaden Corp.                                           455,300   6,227,763
    Kanagawa Chuo Kotsu Co., Ltd.                             2,500      84,628
    Kandenko Co., Ltd.                                    1,202,500  13,274,933
    Kanematsu Corp.                                         892,500  12,212,058
#   Kansai Urban Banking Corp.                              247,500   3,222,368
    Kasai Kogyo Co., Ltd.                                    15,500     249,653
    Katakura & Co-op Agri Corp.                              26,200     335,013
#   Katakura Industries Co., Ltd.                            90,500   1,175,200
    Kato Sangyo Co., Ltd.                                    24,700     884,167
    Kato Works Co., Ltd.                                    301,373   9,556,442
    KAWADA TECHNOLOGIES, Inc.                               112,400   6,322,808
#   Kawagishi Bridge Works Co., Ltd.                         76,000     847,306
    Kawai Musical Instruments Manufacturing Co., Ltd.        11,600     360,066
    Kawasumi Laboratories, Inc.                             340,820   2,778,226
    Keihanshin Building Co., Ltd.                           813,100   6,727,104
#   Keihin Co., Ltd.                                         41,200     651,500
    Keihin Corp.                                          1,146,700  23,906,789
    Keiyo Bank, Ltd. (The)                                4,135,000  19,880,938
    Keiyo Co., Ltd.                                          37,800     233,627
    KEL Corp.                                                 6,200      92,705
*   KI Holdings Co., Ltd.                                     2,000      10,357
    Kimura Unity Co., Ltd.                                    9,500     101,519
    King Co., Ltd.                                            5,700      32,799
*   Kinki Sharyo Co., Ltd. (The)                              4,200     118,922
    Kintetsu World Express, Inc.                            114,600   2,528,468
    Kissei Pharmaceutical Co., Ltd.                          98,200   2,773,623
    Kita-Nippon Bank, Ltd. (The)                            176,100   5,018,282
    Kitagawa Iron Works Co., Ltd.                           191,400   5,462,253
    Kitano Construction Corp.                               963,000   3,694,777
    Kitz Corp.                                              572,800   4,957,188
    Kiyo Bank, Ltd. (The)                                   977,400  16,325,650
    Koa Corp.                                               499,089  12,143,504
    Koatsu Gas Kogyo Co., Ltd.                              133,800   1,130,296
    Kohnan Shoji Co., Ltd.                                  914,400  23,037,137
    Kohsoku Corp.                                             8,500     105,311
    Koike Sanso Kogyo Co., Ltd.                                 300       8,324
*   Kojima Co., Ltd.                                        873,800   2,940,087
    Kokuyo Co., Ltd.                                      1,055,111  19,611,370
    KOMAIHALTEC, Inc.                                        63,500   1,579,042
    Komatsu Seiren Co., Ltd.                                455,500   3,769,652
    Komatsu Wall Industry Co., Ltd.                         163,900   3,734,259
    Komehyo Co., Ltd.                                       115,200   2,071,854
    Komeri Co., Ltd.                                        312,700   9,018,943
    Komori Corp.                                            521,000   6,931,178
    Konaka Co., Ltd.                                        637,403   3,682,128
    Konishi Co., Ltd.                                       406,400   7,419,916
    Konoike Transport Co., Ltd.                             206,600   3,769,737

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
*   Kosaido Co., Ltd.                                        47,400 $   212,155
    Krosaki Harima Corp.                                    141,300   5,981,965
#   KRS Corp.                                               119,000   3,057,618
#   KU Holdings Co., Ltd.                                   287,600   3,090,802
    Kumiai Chemical Industry Co., Ltd.                       75,378     488,317
    Kurabo Industries, Ltd.                               6,158,000  19,969,849
    Kureha Corp.                                            303,100  21,835,419
    Kurimoto, Ltd.                                          243,000   5,568,603
    Kuriyama Holdings Corp.                                     300       7,427
    KYB Corp.                                               415,300  27,084,100
    Kyodo Printing Co., Ltd.                                212,700   6,752,762
#   Kyoei Steel, Ltd.                                       659,300  12,023,847
    Kyokuto Boeki Kaisha, Ltd.                              400,000   1,840,923
    Kyokuto Kaihatsu Kogyo Co., Ltd.                        901,150  15,776,408
    KYORIN Holdings, Inc.                                   112,600   2,129,599
    Kyoritsu Printing Co., Ltd.                              80,800     282,199
    Kyosan Electric Manufacturing Co., Ltd.                 943,000   6,711,948
    Kyowa Electronics Instruments Co., Ltd.                 246,100   1,034,530
    Kyowa Leather Cloth Co., Ltd.                           363,300   3,286,808
    Kyushu Financial Group, Inc.                          1,792,695  10,771,199
    LEC, Inc.                                                23,700     673,194
    Lonseal Corp.                                            11,400     259,084
#   Look Holdings, Inc.                                   1,157,000   4,069,718
    Macnica Fuji Electronics Holdings, Inc.                 712,450  19,756,527
    Maeda Corp.                                             521,000   7,160,950
    Maeda Road Construction Co., Ltd.                       176,000   3,928,813
    Maezawa Industries, Inc.                                 96,000     390,924
    Maezawa Kasei Industries Co., Ltd.                      149,500   1,664,211
    Maezawa Kyuso Industries Co., Ltd.                      140,300   2,495,378
    Makino Milling Machine Co., Ltd.                      1,643,000  18,570,589
    Mars Engineering Corp.                                   31,900     709,319
    Marubun Corp.                                           485,300   5,162,975
    Marudai Food Co., Ltd.                                3,228,000  14,736,232
    Marufuji Sheet Piling Co., Ltd.                           1,800      58,086
    Maruka Machinery Co., Ltd.                               45,300   1,048,596
    Maruwa Co., Ltd.                                         82,900   7,424,743
    Maruyama Manufacturing Co., Inc.                         38,100     710,186
#*  Maruzen CHI Holdings Co., Ltd.                           50,900     159,964
    Maruzen Showa Unyu Co., Ltd.                          1,533,000   7,152,980
    Matsuda Sangyo Co., Ltd.                                136,800   2,448,430
    Matsui Construction Co., Ltd.                           425,200   3,596,527
    Maxell Holdings, Ltd.                                   162,200   3,747,297
    Maxvalu Nishinihon Co., Ltd.                              1,500      27,143
    Maxvalu Tokai Co., Ltd.                                 100,600   2,541,192
    Meiji Shipping Co., Ltd.                                  5,300      22,230
    Meisei Industrial Co., Ltd.                             427,800   3,084,526
    Meiwa Corp.                                             381,700   1,763,840
    Meiwa Estate Co., Ltd.                                  367,900   2,997,283
    Melco Holdings, Inc.                                     14,200     492,140
#   Michinoku Bank, Ltd. (The)                              331,100   5,575,532
    Mie Bank, Ltd. (The)                                     80,300   1,781,405
    Mikuni Corp.                                            476,800   3,420,591
    Mimasu Semiconductor Industry Co., Ltd.                 338,900   7,044,290

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Minato Bank, Ltd. (The)                                 303,000 $ 5,752,618
    Ministop Co., Ltd.                                      100,500   2,105,121
    Mirait Holdings Corp.                                 1,159,640  17,187,249
    Misawa Homes Co., Ltd.                                  435,800   3,830,068
    Mitani Corp.                                             37,200   1,796,348
    Mitani Sangyo Co., Ltd.                                   6,700      28,953
    Mito Securities Co., Ltd.                               740,500   3,005,319
    Mitsuba Corp.                                           195,500   2,768,174
    Mitsubishi Kakoki Kaisha, Ltd.                           12,100     256,904
#   Mitsubishi Logistics Corp.                               49,200   1,293,105
*   Mitsubishi Paper Mills, Ltd.                            701,100   4,588,225
    Mitsubishi Shokuhin Co., Ltd.                             5,000     149,070
    Mitsubishi Steel Manufacturing Co., Ltd.                359,300   9,280,541
#   Mitsui Engineering & Shipbuilding Co., Ltd.           1,695,000  30,235,743
#   Mitsui High-Tec, Inc.                                   537,900  10,439,873
    Mitsui Home Co., Ltd.                                   305,000   2,003,149
    Mitsui Matsushima Co., Ltd.                             287,200   4,033,535
    Mitsui Sugar Co., Ltd.                                   45,000   1,917,650
*   Mitsui-Soko Holdings Co., Ltd.                        2,293,000   7,763,134
    Mitsumura Printing Co., Ltd.                              3,600      79,202
#   Mitsuuroko Group Holdings Co., Ltd.                     773,300   5,707,598
    Miyaji Engineering Group, Inc.                           77,700   2,024,024
    Miyazaki Bank, Ltd. (The)                               413,226  13,395,542
    Miyoshi Oil & Fat Co., Ltd.                              95,500   1,282,479
    Mizuno Corp.                                            249,379   7,264,488
    Modec, Inc.                                               2,500      69,459
#   Monex Group, Inc.                                     1,342,300   4,990,725
    Morito Co., Ltd.                                        107,100     978,066
    Mory Industries, Inc.                                   140,700   5,427,159
    MrMax Holdings, Ltd.                                    509,000   3,764,961
    Murakami Corp.                                           38,700   1,227,467
    Musashino Bank, Ltd. (The)                              721,500  25,455,705
*   Muto Seiko Co.                                            8,500     139,637
#   Nadex Co., Ltd.                                          11,000     158,834
    Nafco Co., Ltd.                                          45,200     831,651
#   Nagano Bank, Ltd. (The)                                 142,799   2,546,228
    Nagano Keiki Co., Ltd.                                   22,400     269,951
    Nagase & Co., Ltd.                                    1,228,700  22,410,414
    Nakabayashi Co., Ltd.                                   534,000   3,459,562
    Nakano Corp.                                            159,500     987,988
#   Nakayama Steel Works, Ltd.                              291,000   1,989,684
    Nakayo, Inc.                                             14,400     284,567
    Namura Shipbuilding Co., Ltd.                             1,152       7,844
    Nanto Bank, Ltd. (The)                                  377,300  10,759,269
    Narasaki Sangyo Co., Ltd.                               118,000     454,767
#   NDS Co., Ltd.                                            88,599   3,345,012
    NEC Capital Solutions, Ltd.                             234,300   4,862,657
    Neturen Co., Ltd.                                       815,900   8,859,541
    Nice Holdings, Inc.                                      99,200   1,391,985
    Nichia Steel Works, Ltd.                                622,600   2,161,451
    Nichiban Co., Ltd.                                      226,000   6,345,831
    Nichicon Corp.                                        1,378,100  18,573,236
    Nichiden Corp.                                           45,900     932,422

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Nichimo Co., Ltd.                                        62,600 $ 1,126,260
    Nichireki Co., Ltd.                                     717,500   8,632,389
    Nichirin Co., Ltd.                                          380      10,361
#   Nihon Dempa Kogyo Co., Ltd.                             510,500   3,700,972
    Nihon Denkei Co., Ltd.                                    7,200     160,247
    Nihon Eslead Corp.                                      196,700   4,266,214
#   Nihon Kagaku Sangyo Co., Ltd.                             7,900     123,872
    Nihon Nohyaku Co., Ltd.                                 432,400   2,543,407
#   Nihon Plast Co., Ltd.                                   179,100   1,799,829
#   Nihon Tokushu Toryo Co., Ltd.                           125,600   2,644,637
    Nihon Yamamura Glass Co., Ltd.                        1,777,000   3,050,728
    Nikko Co., Ltd.                                         128,600   2,982,832
    Nikkon Holdings Co., Ltd.                             1,056,500  28,805,933
    Nippi, Inc.                                              12,700     554,977
    Nippo Corp.                                             399,000   9,175,945
    Nippon Beet Sugar Manufacturing Co., Ltd.               268,800   6,659,600
    Nippon Carbide Industries Co., Inc.                     148,100   2,821,863
    Nippon Carbon Co., Ltd.                                   6,900     331,697
    Nippon Chemi-Con Corp.                                  371,400  12,604,831
    Nippon Chemical Industrial Co., Ltd.                    237,400   5,868,006
    Nippon Coke & Engineering Co., Ltd.                   2,756,900   3,293,677
    Nippon Concrete Industries Co., Ltd.                  1,028,600   4,594,369
#   Nippon Denko Co., Ltd.                                3,454,925  16,248,461
    Nippon Densetsu Kogyo Co., Ltd.                         280,800   6,180,606
    Nippon Felt Co., Ltd.                                    73,100     363,020
    Nippon Filcon Co., Ltd.                                  23,100     150,986
    Nippon Fine Chemical Co., Ltd.                          248,400   3,019,017
    Nippon Flour Mills Co., Ltd.                            804,800  12,483,612
    Nippon Hume Corp.                                       640,700   4,860,153
    Nippon Kinzoku Co., Ltd.                                156,100   4,263,039
    Nippon Koei Co., Ltd.                                   331,000  10,943,527
#   Nippon Koshuha Steel Co., Ltd.                          129,300   1,155,540
    Nippon Light Metal Holdings Co., Ltd.                 3,073,500   9,066,575
    Nippon Paper Industries Co., Ltd.                       962,100  18,317,335
    Nippon Pillar Packing Co., Ltd.                         397,200   6,943,806
    Nippon Piston Ring Co., Ltd.                            205,600   4,259,525
    Nippon Rietec Co., Ltd.                                  49,300     604,308
    Nippon Road Co., Ltd. (The)                             220,800  12,201,642
    Nippon Seiki Co., Ltd.                                  264,800   5,487,286
    Nippon Seisen Co., Ltd.                                  54,500   2,720,808
*   Nippon Sheet Glass Co., Ltd.                          1,997,199  18,092,473
    Nippon Signal Co., Ltd.                                 885,600   9,330,841
    Nippon Soda Co., Ltd.                                 2,648,000  18,241,241
    Nippon Steel & Sumikin Bussan Corp.                     349,780  21,479,688
    Nippon Systemware Co., Ltd.                              71,300   1,689,999
    Nippon Thompson Co., Ltd.                             1,395,800  10,980,314
    Nippon View Hotel Co., Ltd.                              72,300   1,036,474
#*  Nippon Yakin Kogyo Co., Ltd.                          4,529,600  12,902,856
    Nishi-Nippon Financial Holdings, Inc.                   681,900   8,956,115
    Nishikawa Rubber Co., Ltd.                               11,400     260,345
    Nishimatsu Construction Co., Ltd.                       737,315  20,961,529
    Nissan Shatai Co., Ltd.                                 376,800   3,979,679
    Nissan Tokyo Sales Holdings Co., Ltd.                   360,800   1,325,662

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nissei Corp.                                              1,200 $    15,836
    Nissei Plastic Industrial Co., Ltd.                     300,400   5,054,033
    Nisshin Fudosan Co.                                     987,200   8,448,609
    Nisshin Oillio Group, Ltd. (The)                        809,900  24,447,225
    Nisshin Steel Co., Ltd.                                 705,400  11,893,253
    Nisshinbo Holdings, Inc.                              2,200,688  31,386,410
    Nissin Corp.                                            259,100   6,910,958
    Nissin Kogyo Co., Ltd.                                  532,500  10,050,854
#   Nissin Sugar Co., Ltd.                                  353,700   7,110,340
    Nissui Pharmaceutical Co., Ltd.                         124,700   1,629,317
#   Nitta Gelatin, Inc.                                      93,600     718,038
    Nittan Valve Co., Ltd.                                  254,800     989,791
    Nittetsu Mining Co., Ltd.                               195,800  14,104,422
#   Nitto FC Co., Ltd.                                       96,805     710,645
    Nitto Fuji Flour Milling Co., Ltd.                       31,500   1,433,254
    Nitto Kogyo Corp.                                       180,800   3,105,926
    Nitto Seiko Co., Ltd.                                   401,900   2,387,410
    NJS Co., Ltd.                                             1,400      20,451
    Noda Corp.                                               83,100   1,100,306
    Noritake Co., Ltd.                                      179,900   9,616,990
#   Noritsu Koki Co., Ltd.                                  567,600  14,253,364
    Noritz Corp.                                            317,100   6,270,656
    North Pacific Bank, Ltd.                              6,576,700  22,950,565
    Nozawa Corp.                                             11,800     172,646
    NS United Kaiun Kaisha, Ltd.                            333,600   8,244,805
    Odelic Co., Ltd.                                         13,800     596,616
#   Oenon Holdings, Inc.                                    652,000   2,442,798
    Ogaki Kyoritsu Bank, Ltd. (The)                         651,000  16,884,593
    Ohashi Technica, Inc.                                    72,700   1,195,576
    Oita Bank, Ltd. (The)                                   388,300  15,319,938
    Okabe Co., Ltd.                                         217,500   2,239,967
    Okamura Corp.                                            77,900   1,090,245
    Okasan Securities Group, Inc.                         1,560,000  10,702,982
    OKK Corp.                                               117,300   1,422,162
    Okumura Corp.                                            45,500   1,968,322
    Okura Industrial Co., Ltd.                            1,199,000   7,299,707
    Okuwa Co., Ltd.                                         255,000   2,655,493
    Olympic Group Corp.                                     270,100   1,517,973
#   ONO Sokki Co., Ltd.                                      36,000     294,557
#   Onoken Co., Ltd.                                        410,000   7,324,173
    Onward Holdings Co., Ltd.                             2,663,000  22,902,276
    Organo Corp.                                             73,700   2,436,313
#   Origin Electric Co., Ltd.                                88,900   1,448,095
#   Osaka Organic Chemical Industry, Ltd.                   226,900   3,578,363
#   Osaka Soda Co., Ltd.                                      2,200      56,650
    Osaka Steel Co., Ltd.                                   540,400  11,321,128
    Osaki Electric Co., Ltd.                                780,200   5,748,297
    OUG Holdings, Inc.                                        4,100      98,836
    Oyo Corp.                                                69,800     932,539
    Pacific Industrial Co., Ltd.                            969,100  14,746,351
    PALTAC Corp.                                            216,500   9,611,937
    Parco Co., Ltd.                                         311,100   4,399,436
    Parker Corp.                                              3,000      20,040

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Pegasus Sewing Machine Manufacturing Co., Ltd.          211,100 $ 1,475,123
    Piolax, Inc.                                            523,700  15,711,017
#*  Pioneer Corp.                                         7,078,600  15,103,254
    Press Kogyo Co., Ltd.                                 2,764,200  17,589,382
    PS Mitsubishi Construction Co., Ltd.                    321,900   2,807,865
    Punch Industry Co., Ltd.                                 13,800     179,648
    Rasa Corp.                                               28,300     256,590
    Raysum Co., Ltd.                                         20,600     316,104
    Regal Corp.                                                 500      13,764
    Renesas Easton Co., Ltd.                                 10,800      79,485
    Rengo Co., Ltd.                                       4,342,800  35,239,122
    Retail Partners Co., Ltd.                                45,300     585,323
    Rheon Automatic Machinery Co., Ltd.                      74,100   1,504,658
    Rhythm Watch Co., Ltd.                                  246,400   5,195,068
    Riberesute Corp.                                         22,400     202,577
    Ricoh Leasing Co., Ltd.                                 412,100  15,149,979
#   Right On Co., Ltd.                                      354,100   3,047,572
    Riken Corp.                                             143,900   8,165,974
    Riken Keiki Co., Ltd.                                   101,400   2,285,653
    Riken Technos Corp.                                   1,076,900   6,137,775
    Riso Kagaku Corp.                                       303,064   5,723,707
#*  RVH, Inc.                                               101,500     566,022
    Ryobi, Ltd.                                             748,200  22,346,370
    Ryoden Corp.                                            383,600   6,755,077
    Ryosan Co., Ltd.                                        179,600   6,903,803
    Ryoyo Electro Corp.                                     292,900   5,198,148
    Sakai Chemical Industry Co., Ltd.                       515,000  14,464,829
    Sakai Heavy Industries, Ltd.                             77,000   3,336,568
    Sakai Ovex Co., Ltd.                                    131,900   3,165,222
    Sala Corp.                                              105,500     682,843
    SAMTY Co., Ltd.                                         246,400   4,430,763
    San Holdings, Inc.                                       81,800   2,192,213
    San-Ai Oil Co., Ltd.                                  1,292,200  18,875,235
    San-In Godo Bank, Ltd. (The)                          4,125,700  42,769,207
#*  Sanden Holdings Corp.                                   638,700  13,960,560
    Sanken Electric Co., Ltd.                               400,000   2,933,013
    Sanki Engineering Co., Ltd.                           1,332,800  15,103,423
    Sanko Gosei, Ltd.                                        42,700     324,687
    Sanko Metal Industrial Co., Ltd.                         28,200   1,101,823
    Sankyo Seiko Co., Ltd.                                  566,500   2,530,661
#   Sankyo Tateyama, Inc.                                   563,300   7,924,769
    Sanoh Industrial Co., Ltd.                              525,900   4,195,779
#   Sanoyas Holdings Corp.                                  374,200   1,000,120
    Sansei Technologies, Inc.                                93,100   1,196,903
    Sansha Electric Manufacturing Co., Ltd.                 133,700   2,056,941
    Sanshin Electronics Co., Ltd.                           336,600   6,357,079
    Sanyei Corp.                                                400      15,341
    Sanyo Chemical Industries, Ltd.                         169,500   8,982,607
    Sanyo Denki Co., Ltd.                                    53,900   4,308,605
    Sanyo Engineering & Construction, Inc.                  117,300     973,249
    Sanyo Housing Nagoya Co., Ltd.                           42,900     493,316
    Sanyo Industries, Ltd.                                   61,200   1,216,765
#   Sanyo Shokai, Ltd.                                      116,963   2,274,726

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Sanyo Special Steel Co., Ltd.                           608,500 $15,447,904
    Sata Construction Co., Ltd.                              58,000     240,881
    Sato Shoji Corp.                                        194,200   2,230,656
    Satori Electric Co., Ltd.                                34,960     365,116
#   Sawada Holdings Co., Ltd.                                40,200     416,925
#   Saxa Holdings, Inc.                                     170,299   3,301,302
    SBS Holdings, Inc.                                      244,200   2,544,489
#   Scroll Corp.                                            714,100   3,341,400
    Seibu Electric Industry Co., Ltd.                        48,900   1,339,138
    Seika Corp.                                             139,000   3,755,896
    Seikitokyu Kogyo Co., Ltd.                              448,700   2,627,388
    Seiko Holdings Corp.                                    655,000  18,861,622
#   Seikoh Giken Co., Ltd.                                    3,900      67,407
    Sekisui Jushi Corp.                                     468,000  10,683,077
    Sekisui Plastics Co., Ltd.                              755,200   9,604,676
    Senko Group Holdings Co., Ltd.                          106,680     767,425
#   Senshu Electric Co., Ltd.                                89,000   2,617,376
    Senshu Ikeda Holdings, Inc.                           4,593,300  17,690,475
#*  Senshukai Co., Ltd.                                     347,500   1,928,435
    Shibaura Mechatronics Corp.                             670,000   2,851,426
    Shibusawa Warehouse Co., Ltd. (The)                      94,400   1,742,280
#   Shiga Bank, Ltd. (The)                                3,418,000  18,440,827
    Shikibo, Ltd.                                           320,900   4,065,352
    Shikoku Bank, Ltd. (The)                                657,500   9,987,945
    Shima Seiki Manufacturing, Ltd.                          33,900   2,460,628
    Shimachu Co., Ltd.                                    1,186,400  39,120,249
    Shimane Bank, Ltd. (The)                                 18,700     239,344
#   Shimizu Bank, Ltd. (The)                                192,200   5,739,087
    Shimojima Co., Ltd.                                       3,400      36,795
    Shin Nippon Air Technologies Co., Ltd.                  325,220   4,567,913
    Shin-Etsu Polymer Co., Ltd.                             526,900   6,357,615
    Shinagawa Refractories Co., Ltd.                        150,000   4,552,231
    Shindengen Electric Manufacturing Co., Ltd.              67,100   6,215,087
    Shinko Electric Industries Co., Ltd.                  2,058,600  17,510,219
    Shinko Plantech Co., Ltd.                                90,900     940,981
    Shinko Shoji Co., Ltd.                                  465,400   9,046,460
    Shinko Wire Co., Ltd.                                    24,399     375,760
    Shinmaywa Industries, Ltd.                            2,406,400  23,151,392
    Shinnihon Corp.                                         497,700   4,709,562
    Shinsho Corp.                                           101,399   3,668,385
    Shizuoka Gas Co., Ltd.                                  822,600   7,188,844
    Shoei Foods Corp.                                        21,000     856,899
    Shofu, Inc.                                              18,400     249,836
    Showa Corp.                                             931,300  11,714,607
    Sinanen Holdings Co., Ltd.                              202,200   4,821,493
    Sintokogio, Ltd.                                        826,662  10,641,830
    SK-Electronics Co., Ltd.                                 93,100   1,826,678
    SKY Perfect JSAT Holdings, Inc.                       2,729,600  12,930,720
    SMK Corp.                                               345,000   1,525,666
    SNT Corp.                                               596,300   4,521,464
#   Soda Nikka Co., Ltd.                                    234,800   1,394,312
    Sodick Co., Ltd.                                        231,100   3,230,561
    Soft99 Corp.                                             50,000     659,041

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Soken Chemical & Engineering Co., Ltd.                   13,800 $   302,351
    SPK Corp.                                                27,618     780,973
    Starzen Co., Ltd.                                        15,500     786,880
    Subaru Enterprise Co., Ltd.                              25,800   1,693,104
    Sugimoto & Co., Ltd.                                     96,100   1,667,273
#   Suminoe Textile Co., Ltd.                               177,500   5,192,643
    Sumitomo Bakelite Co., Ltd.                           1,973,000  16,948,106
    Sumitomo Densetsu Co., Ltd.                             200,600   4,228,534
    Sumitomo Osaka Cement Co., Ltd.                       3,565,000  16,783,211
    Sumitomo Precision Products Co., Ltd.                   862,000   3,238,179
    Sumitomo Riko Co., Ltd.                                 854,501   9,033,191
    Sumitomo Warehouse Co., Ltd. (The)                    2,719,000  20,271,328
    Sun A Kaken Co., Ltd.                                     1,400      11,066
    Sun-Wa Technos Corp.                                    182,500   4,183,965
    Suncall Corp.                                            84,500     584,877
    Suzuki Co., Ltd.                                         20,700     246,010
*   SWCC Showa Holdings Co., Ltd.                           715,500   6,145,571
    T RAD Co., Ltd.                                         185,300   6,466,781
#   T&K Toka Co., Ltd.                                      157,700   2,120,076
    Tachi-S Co., Ltd.                                       576,800  10,510,893
    Tachibana Eletech Co., Ltd.                             366,120   7,177,325
#   Tachikawa Corp.                                         219,000   2,881,882
    Taihei Dengyo Kaisha, Ltd.                              357,500   9,244,237
    Taiheiyo Kouhatsu, Inc.                                 219,700   2,091,738
    Taiho Kogyo Co., Ltd.                                   514,700   7,823,780
    Taiko Bank, Ltd. (The)                                   13,000     290,297
    Taisei Lamick Co., Ltd.                                     600      18,037
    Taiyo Yuden Co., Ltd.                                    51,100     864,795
    Takachiho Koheki Co., Ltd.                                7,500      81,359
    Takano Co., Ltd.                                        248,000   2,506,242
    Takaoka Toko Co., Ltd.                                  154,244   2,475,552
    Takara Standard Co., Ltd.                               530,853   8,786,904
    Takasago International Corp.                            124,700   3,860,165
    Takasago Thermal Engineering Co., Ltd.                   42,700     808,451
    Takashima & Co., Ltd.                                    14,400     305,687
#   Take And Give Needs Co., Ltd.                           305,390   3,198,566
    TAKEBISHI Corp.                                          13,900     242,107
    Takeei Corp.                                            247,700   3,154,558
#   Takigami Steel Construction Co., Ltd. (The)               9,900     543,111
#   Takisawa Machine Tool Co., Ltd.                          70,300   1,584,621
    Tamron Co., Ltd.                                         40,100     885,514
    Tamura Corp.                                          1,209,448   9,599,672
    Tanabe Engineering Corp.                                  7,300      87,585
    Tatsuta Electric Wire and Cable Co., Ltd.               335,900   2,486,147
    Tayca Corp.                                             380,900  11,672,027
    TBK Co., Ltd.                                           657,700   3,421,747
#   TECHNO ASSOCIE Co., Ltd.                                166,200   2,103,831
#   Techno Ryowa, Ltd.                                      225,570   1,763,510
    Teikoku Tsushin Kogyo Co., Ltd.                         150,200   1,913,175
    Tekken Corp.                                             26,500     800,196
    Tenma Corp.                                             450,400   9,008,023
    Tenox Corp.                                                 100       1,054

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Teraoka Seisakusho Co., Ltd.                             64,700 $   566,117
    Terasaki Electric Co., Ltd.                              10,100     147,147
#   Tigers Polymer Corp.                                    299,800   2,410,777
*   Toa Corp.(6894508)                                      557,800  15,279,919
    Toa Corp.(6894434)                                      170,300   2,168,684
    Toa Oil Co., Ltd.                                     1,364,000   2,039,165
    TOA ROAD Corp.                                          129,800   5,146,972
    Toabo Corp.                                              81,800     450,211
    Toagosei Co., Ltd.                                    1,184,200  15,326,017
    Tobishima Corp.                                          34,200      56,778
    Tobu Store Co., Ltd.                                      1,400      39,043
    Tochigi Bank, Ltd. (The)                              2,791,100  11,642,206
    Toda Corp.                                              689,000   5,428,483
#   Toda Kogyo Corp.                                         70,998   2,985,884
    Toei Co., Ltd.                                           34,600   3,563,750
    Toenec Corp.                                            227,600   6,846,664
#   Togami Electric Manufacturing Co., Ltd.                  12,700     288,256
    Toho Acetylene Co., Ltd.                                 19,200     277,603
    Toho Bank, Ltd. (The)                                 5,219,000  18,912,143
#   Toho Holdings Co., Ltd.                                 484,600  11,256,207
    Toho Zinc Co., Ltd.                                      78,100   4,758,404
    Tohoku Bank, Ltd. (The)                                 165,899   2,267,837
    Tohoku Steel Co., Ltd.                                    4,900     109,797
    Tohokushinsha Film Corp.                                 53,700     412,810
    Tohto Suisan Co., Ltd.                                   72,300   1,349,709
    Tokai Carbon Co., Ltd.                                  950,700  13,855,727
    Tokai Lease Co., Ltd.                                    60,999   1,243,171
    Tokai Rika Co., Ltd.                                    871,700  18,964,041
    Tokushu Tokai Paper Co., Ltd.                           188,622   7,245,113
#   Tokyo Dome Corp.                                        388,500   3,711,713
#   Tokyo Electron Device, Ltd.                             175,600   3,678,790
    Tokyo Energy & Systems, Inc.                            725,100   7,373,754
#   Tokyo Keiki, Inc.                                       291,499   3,703,382
    Tokyo Radiator Manufacturing Co., Ltd.                   30,000     265,141
    Tokyo Rope Manufacturing Co., Ltd.                       23,700     399,610
    Tokyo Sangyo Co., Ltd.                                  543,100   2,949,092
    Tokyo Tekko Co., Ltd.                                   242,500   4,386,825
    Tokyo TY Financial Group, Inc.                          270,257   7,478,952
#   Tokyu Recreation Co., Ltd.                              192,328   1,695,377
    Toli Corp.                                            1,162,100   4,666,287
#   Tomato Bank, Ltd.                                       142,800   2,018,139
    Tomen Devices Corp.                                       1,400      41,355
    Tomoe Corp.                                             873,200   4,876,495
    Tomoe Engineering Co., Ltd.                              96,800   1,794,102
    Tomoku Co., Ltd.                                        303,200   6,111,586
    TOMONY Holdings, Inc.                                 3,593,100  17,796,909
    Tonami Holdings Co., Ltd.                               161,800   8,226,016
    Toppan Forms Co., Ltd.                                  887,500  10,020,987
    Topre Corp.                                              36,600   1,116,500
    Topy Industries, Ltd.                                   543,000  17,725,571
    Torigoe Co., Ltd. (The)                                  26,400     238,039
    Torii Pharmaceutical Co., Ltd.                          147,600   4,185,959
    Torishima Pump Manufacturing Co., Ltd.                    6,200      63,206

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Tosei Corp.                                             638,200 $ 7,889,405
    Toshiba Machine Co., Ltd.                               743,000   6,094,789
#   Tosho Printing Co., Ltd.                                 99,400     893,211
    Tottori Bank, Ltd. (The)                                 95,999   1,593,354
    Towa Bank, Ltd. (The)                                   682,600   9,441,765
    Towa Corp.                                               40,208     858,180
    Toyo Construction Co., Ltd.                           1,147,600   6,574,847
    Toyo Corp.                                              103,700     946,343
#   Toyo Denki Seizo K.K.                                   111,300   2,030,284
    Toyo Ink SC Holdings Co., Ltd.                        3,439,000  20,944,131
    Toyo Kanetsu K.K.                                       143,700   5,692,124
    Toyo Kohan Co., Ltd.                                  2,008,900  10,350,461
    Toyo Machinery & Metal Co., Ltd.                        173,500   1,763,393
    Toyo Securities Co., Ltd.                             1,271,000   4,086,896
    Toyo Tanso Co., Ltd.                                    244,100   8,453,452
    Toyo Wharf & Warehouse Co., Ltd.                        115,799   1,935,739
    Toyobo Co., Ltd.                                        499,400   9,530,108
    TS Tech Co., Ltd.                                       131,900   5,652,790
    TSI Holdings Co., Ltd.                                1,830,020  12,983,144
    Tsubakimoto Chain Co.                                 1,140,000   9,626,717
    Tsubakimoto Kogyo Co., Ltd.                              21,600     635,181
#*  Tsudakoma Corp.                                         866,000   2,373,315
    Tsukada Global Holdings, Inc.                           175,300   1,039,598
    Tsukishima Kikai Co., Ltd.                              355,700   4,619,826
    Tsukuba Bank, Ltd.                                    1,776,967   6,642,297
    Tsurumi Manufacturing Co., Ltd.                         271,500   5,184,906
    Tsutsumi Jewelry Co., Ltd.                              153,100   3,027,587
    TTK Co., Ltd.                                           140,000     820,524
    TV Asahi Holdings Corp.                                 375,400   7,762,842
    Tv Tokyo Holdings Corp.                                 283,500   6,468,641
#   TYK Corp.                                               565,200   2,303,845
#*  U-Shin, Ltd.                                            684,500   4,567,620
#   UACJ Corp.                                              649,399  17,520,593
    Uchida Yoko Co., Ltd.                                   282,500   8,739,625
    Ueki Corp.                                               18,700     467,083
    UKC Holdings Corp.                                      228,200   4,867,157
    Uniden Holdings Corp.                                   736,000   2,227,572
    UNIMAT Retirement Community Co., Ltd.                     1,200      21,254
    Unipres Corp.                                           703,400  18,743,750
#   United Super Markets Holdings, Inc.                     503,400   5,109,497
    Universal Entertainment Corp.                             4,300     205,074
    Unizo Holdings Co., Ltd.                                322,900   9,309,880
    Ushio, Inc.                                           1,114,500  17,091,810
    Utoc Corp.                                               93,200     423,013
    Vital KSK Holdings, Inc.                                401,115   3,550,609
    Wacoal Holdings Corp.                                   799,000  24,571,999
    Wakachiku Construction Co., Ltd.                        134,800   2,154,860
    Wakita & Co., Ltd.                                      890,400  11,044,129
    Warabeya Nichiyo Holdings Co., Ltd.                     115,800   2,974,071
    Wood One Co., Ltd.                                       92,200   1,479,926
    Xebio Holdings Co., Ltd.                                622,000  13,262,596
#   YAC Holdings Co., Ltd.                                  232,200   2,408,853
    Yachiyo Industry Co., Ltd.                               88,500   1,371,168

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Yahagi Construction Co., Ltd.                         94,300 $      795,599
#   Yaizu Suisankagaku Industry Co., Ltd.                 70,000        769,316
    YAMABIKO Corp.                                       139,196      2,296,194
#   Yamagata Bank, Ltd. (The)                            429,400      9,450,246
    Yamanashi Chuo Bank, Ltd. (The)                    2,564,000     10,887,848
    Yamatane Corp.                                       266,299      5,157,253
    Yamato Corp.                                         349,100      2,731,636
    Yamaya Corp.                                          22,900        675,258
    Yamazawa Co., Ltd.                                     4,900         78,741
    Yasuda Logistics Corp.                               210,900      2,087,426
    Yellow Hat, Ltd.                                     251,000      7,586,640
    Yodogawa Steel Works, Ltd.                           509,300     15,794,865
    Yokogawa Bridge Holdings Corp.                       689,000     17,745,910
#   Yokohama Reito Co., Ltd.                           1,277,700     13,111,292
    Yokowo Co., Ltd.                                      87,100      1,729,247
#   Yondenko Corp.                                        83,650      2,157,966
    Yorozu Corp.                                         528,900     11,434,948
    Yotai Refractories Co., Ltd.                          56,500        339,678
#   Yuasa Funashoku Co., Ltd.                             61,999      2,089,864
    Yuken Kogyo Co., Ltd.                                 41,600      1,128,493
    Yurtec Corp.                                       1,279,000     10,419,341
    Yushiro Chemical Industry Co., Ltd.                  147,900      2,365,837
    Yutaka Giken Co., Ltd.                                 3,300         86,783
    Zaoh Co., Ltd.                                         2,400         44,289
    Zenitaka Corp. (The)                                  36,300      2,088,627
    Zojirushi Corp.                                       23,400        287,675
                                                                 --------------
TOTAL JAPAN                                                       4,649,194,371
                                                                 --------------
NETHERLANDS -- (2.3%)
    APERAM SA                                          1,360,942     80,936,505
    Arcadis NV                                           687,560     15,600,559
#   ASM International NV                                 576,026     41,453,777
    ASR Nederland NV                                     475,265     20,759,928
#   BinckBank NV                                       1,332,768      7,212,462
#   Boskalis Westminster                               2,085,016     83,200,074
*   Fugro NV                                             374,404      6,241,855
#*  Heijmans NV                                          246,861      2,978,302
    Hunter Douglas NV                                        379         33,487
    KAS Bank NV                                          373,567      4,801,154
#   Koninklijke BAM Groep NV                           7,385,052     36,101,232
*   Lucas Bols NV                                         19,430        446,277
#   Ordina NV                                          2,591,873      5,132,542
    SBM Offshore NV                                    5,027,903     93,904,769
*   Telegraaf Media Groep NV                              90,937        667,099
    Van Lanschot Kempen NV                                68,306      2,317,685
                                                                 --------------
TOTAL NETHERLANDS                                                   401,787,707
                                                                 --------------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                              7,465,288     16,924,220
    Arvida Group, Ltd.                                   567,972        536,813
    Chorus, Ltd.                                       5,541,567     16,822,548
    Colonial Motor Co., Ltd. (The)                       237,146      1,347,226

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
NEW ZEALAND -- (Continued)
    EBOS Group, Ltd.                                        152,221 $ 2,060,010
    Evolve Education Group, Ltd.                             26,394      15,777
    Heartland Bank, Ltd.                                  2,433,867   3,709,497
    Kathmandu Holdings, Ltd.                                693,547   1,241,161
    Metlifecare, Ltd.                                       514,958   2,351,339
#   Metro Performance Glass, Ltd.                           104,006      72,041
    Millennium & Copthorne Hotels New Zealand, Ltd.         838,561   1,788,336
*   New Zealand Oil & Gas, Ltd.                              50,358      25,395
    New Zealand Refining Co., Ltd. (The)                  1,527,570   2,815,297
    NZME, Ltd.                                            1,186,151     724,649
    PGG Wrightson, Ltd.                                   2,284,189     959,717
*   Rubicon, Ltd.                                           842,745     136,541
    Sanford, Ltd.                                         1,020,617   6,029,774
#   Skellerup Holdings, Ltd.                                118,765     160,320
    SKY Network Television, Ltd.                          2,139,755   4,591,161
#   Steel & Tube Holdings, Ltd.                             546,276     873,574
    Summerset Group Holdings, Ltd.                          250,736   1,062,300
#   Tegel Group Holdings, Ltd.                              188,963     157,197
#   Tourism Holdings, Ltd.                                  490,826   2,118,043
*   Tower, Ltd.                                           2,349,337   1,140,222
    Warehouse Group, Ltd. (The)                             157,446     238,741
                                                                    -----------
TOTAL NEW ZEALAND                                                    67,901,899
                                                                    -----------
NORWAY -- (0.8%)
#*  Akastor ASA                                             659,823   1,336,783
*   Aker Solutions ASA                                      722,645   4,167,290
    American Shipping Co. ASA                               411,153   1,226,797
    Austevoll Seafood ASA                                   957,038   7,518,804
#*  Avance Gas Holding, Ltd.                                364,454     988,853
    Bonheur ASA                                             505,029   6,176,997
#*  BW LPG, Ltd.                                          2,062,575   9,742,448
*   BW Offshore, Ltd.                                     2,933,894  14,627,994
*   DNO ASA                                               1,478,547   1,889,437
#*  DOF ASA                                               8,390,503     707,105
#*  Fred Olsen Energy ASA                                   795,451   2,257,821
#   Frontline, Ltd.                                         979,778   4,545,176
    Hoegh LNG Holdings, Ltd.                                 28,404     221,597
*   Kongsberg Automotive ASA                             10,467,889  13,492,623
*   Kvaerner ASA                                          4,403,550   9,383,103
#*  Norwegian Air Shuttle ASA                                40,971   1,199,595
#   Ocean Yield ASA                                         380,603   3,432,201
*   Odfjell Drilling, Ltd.                                  928,130   4,375,551
    Odfjell SE Class A                                      243,825     973,318
*   Otello Corp. ASA                                        258,606     809,850
#*  Petroleum Geo-Services ASA                            7,991,950  23,733,546
#*  REC Silicon ASA                                      28,971,475   4,327,532
#*  Songa Offshore                                          543,788   4,076,963
    SpareBank 1 SR-Bank ASA                                 333,087   3,975,854
    Stolt-Nielsen, Ltd.                                     535,437   7,201,792

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA Class A                    267,295 $  8,824,862
                                                                   ------------
TOTAL NORWAY                                                        141,213,892
                                                                   ------------
PORTUGAL -- (0.4%)
#*  Banco Comercial Portugues SA Class R               121,301,017   48,432,456
#   Corticeira Amorim SGPS SA                            1,561,620   20,023,171
    Mota-Engil SGPS SA                                     166,626      827,657
    Sonae Capital SGPS SA                                1,230,559    1,608,911
    Sonae SGPS SA                                        4,313,740    6,932,560
                                                                   ------------
TOTAL PORTUGAL                                                       77,824,755
                                                                   ------------
SINGAPORE -- (1.0%)
    Accordia Golf Trust                                  5,151,000    2,726,131
*   ASL Marine Holdings, Ltd.                              400,250       37,994
#*  Banyan Tree Holdings, Ltd.                           2,424,300    1,145,047
    Bonvests Holdings, Ltd.                              1,303,080    1,402,368
    Centurion Corp., Ltd.                                  133,500       53,451
#   Chip Eng Seng Corp., Ltd.                           10,145,598    7,795,405
    Chuan Hup Holdings, Ltd.                             7,277,100    1,770,136
*   Creative Technology, Ltd.                               92,300       85,519
    CSE Global, Ltd.                                       426,800      118,605
*   Delong Holdings, Ltd.                                   59,700      172,237
*   DMX Technologies Group, Ltd.                         3,585,000       51,758
#*  Ezion Holdings, Ltd.                                36,070,350    3,607,035
#*  Ezra Holdings, Ltd.                                 25,616,009      778,088
    Far East Orchard, Ltd.                               5,078,142    5,807,086
    First Sponsor Group, Ltd.                              879,687      950,489
    Frasers Centrepoint, Ltd.                              368,600      604,259
    Frencken Group, Ltd.                                   765,100      395,814
    Fu Yu Corp., Ltd.                                    4,361,800      661,110
    GK Goh Holdings, Ltd.                                2,292,274    1,975,710
    Golden Agri-Resources, Ltd.                         10,711,100    3,094,053
    GP Industries, Ltd.                                  2,112,708    1,183,558
#   GuocoLand, Ltd.                                      1,534,000    2,642,486
*   Halcyon Agri Corp., Ltd.                                84,277       42,352
    Hanwell Holdings, Ltd.                               6,357,443    1,570,886
    Haw Par Corp., Ltd.                                    192,300    1,766,363
    Hiap Hoe, Ltd.                                          43,100       30,480
#   Ho Bee Land, Ltd.                                    6,587,800   13,136,820
    Hong Fok Corp., Ltd.                                 7,955,660    5,243,931
#   Hong Leong Asia, Ltd.                                1,822,800    1,579,298
    Hong Leong Finance, Ltd.                               229,800      470,766
#   Hotel Grand Central, Ltd.                            2,970,363    3,371,690
    Hour Glass, Ltd. (The)                               1,018,060      518,890
    Hutchison Port Holdings Trust                        2,365,500      978,314
#   Hyflux, Ltd.                                         6,740,600    1,925,387
    Indofood Agri Resources, Ltd.                        9,762,600    2,965,686
    InnoTek, Ltd.                                        2,262,200      721,962
*   IPC Corp., Ltd.                                         21,690        6,862
    Isetan Singapore, Ltd.                                 166,500      491,320
#   Japfa, Ltd.                                          1,304,800      517,110

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
#   k1 Ventures, Ltd.                                    2,371,600 $  1,374,002
    Keppel Telecommunications & Transportation, Ltd.        38,500       46,664
    Koh Brothers Group, Ltd.                               998,400      258,727
    Lian Beng Group, Ltd.                                6,104,700    3,587,347
    Low Keng Huat Singapore, Ltd.                          252,600      133,976
    Lum Chang Holdings, Ltd.                             1,565,200      458,281
    Metro Holdings, Ltd.                                10,185,160    8,989,285
    Mewah International, Inc.                               95,000       21,676
#*  Midas Holdings, Ltd.                                29,857,700    4,022,800
*   Nam Cheong, Ltd.                                     6,429,100       73,515
#*  Noble Group, Ltd.                                    3,050,299      578,692
    NSL, Ltd.                                              485,600      519,512
#   OUE, Ltd.                                            3,543,400    5,803,840
*   Pacc Offshore Services Holdings, Ltd.                  181,500       60,801
    QAF, Ltd.                                            3,511,124    3,052,590
#*  Raffles Education Corp., Ltd.                       11,959,300    2,418,645
    RHT Health Trust                                       631,200      392,273
    SHS Holdings, Ltd.                                     139,800       22,862
    SIIC Environment Holdings, Ltd.                      2,775,400    1,142,368
    Sinarmas Land, Ltd.                                     80,300       23,539
#   Sing Holdings, Ltd.                                  1,020,700      345,791
    Sing Investments & Finance, Ltd.                       144,600      171,839
    Singapore Reinsurance Corp., Ltd.                    2,999,110      742,507
    Singapura Finance, Ltd.                                210,000      168,098
#*  Sino Grandness Food Industry Group, Ltd.            11,956,054    1,903,554
#   Stamford Land Corp., Ltd.                            3,530,200    1,388,791
    Sunningdale Tech, Ltd.                               2,635,880    3,954,732
*   SunVic Chemical Holdings, Ltd.                       3,557,700      171,585
#*  Swiber Holdings, Ltd.                               11,008,950      171,202
*   Tat Hong Holdings, Ltd.                              5,262,680    1,943,087
*   Tiong Woon Corp. Holding, Ltd.                       2,407,950      647,624
#   Tuan Sing Holdings, Ltd.                            17,983,950    6,550,158
#   United Engineers, Ltd.                               9,133,632   18,368,543
#   United Industrial Corp., Ltd.                        3,888,121   10,012,143
    UOB-Kay Hian Holdings, Ltd.                             19,100       20,834
    Vibrant Group, Ltd.                                    761,570      217,670
    Wee Hur Holdings, Ltd.                                 417,500       84,284
    Wheelock Properties Singapore, Ltd.                  3,441,400    5,144,342
    Wing Tai Holdings, Ltd.                             10,943,554   20,193,560
    Yeo Hiap Seng, Ltd.                                    449,857      421,747
                                                                   ------------
TOTAL SINGAPORE                                                     177,999,942
                                                                   ------------
SPAIN -- (2.4%)
    Acciona SA                                             827,998   74,969,772
#   Acerinox SA                                          3,667,924   53,937,930
#*  Adveo Group International SA                            69,141      245,484
    Alantra Partners SA                                     38,865      719,523
    Almirall SA                                             28,398      308,288
    Applus Services SA                                     263,212    3,802,186
    Azkoyen SA                                               9,866      104,041
*   Baron de Ley                                            20,990    2,887,134
    Construcciones y Auxiliar de Ferrocarriles SA          242,788   11,299,784

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SPAIN -- (Continued)
    Ebro Foods SA                                        1,585,434 $ 39,049,444
*   eDreams ODIGEO SA                                      873,212    5,734,372
    Elecnor SA                                              65,841    1,046,986
    Ence Energia y Celulosa SA                           4,120,824   26,467,079
#   Ercros SA                                            2,768,555   10,203,219
    Euskaltel SA                                           405,075    3,520,491
#   Fluidra SA                                             327,533    4,406,183
    Grupo Catalana Occidente SA                            497,305   23,270,178
    Iberpapel Gestion SA                                   110,040    4,701,381
*   Liberbank SA                                        10,907,162    6,104,907
    Melia Hotels International SA                        1,124,744   15,894,592
    Miquel y Costas & Miquel SA                             60,526    2,537,427
    NH Hotel Group SA                                    6,046,948   45,976,858
*   Obrascon Huarte Lain SA                              2,690,746   16,611,348
    Papeles y Cartones de Europa SA                      1,169,234   17,477,821
#*  Quabit Inmobiliaria SA                               1,252,317    3,372,433
#   Sacyr SA                                            11,326,806   36,967,945
    Saeta Yield SA                                         340,276    4,743,234
*   Solaria Energia y Medio Ambiente SA                     82,721      240,899
#   Talgo SA                                                83,247      483,164
*   Telepizza Group SA                                      72,658      442,728
#*  Tubacex SA                                           1,823,490    7,809,772
#*  Tubos Reunidos SA                                       37,107       36,329
*   Vocento SA                                             581,994    1,033,256
                                                                   ------------
TOTAL SPAIN                                                         426,406,188
                                                                   ------------
SWEDEN -- (1.9%)
*   AcadeMedia AB                                          103,324      835,779
    Acando AB                                            1,662,212    6,421,206
    AddNode Group AB                                        35,390      357,142
    AF AB Class B                                          257,429    6,176,362
#   Alimak Group AB                                         13,159      221,625
*   BE Group AB                                              4,627       34,623
    Beijer Ref AB                                          153,907    6,681,288
    Bergman & Beving AB                                    451,283    4,758,649
    Betsson AB                                             131,520    1,066,915
    Bilia AB Class A                                       793,294    7,631,015
    BillerudKorsnas AB                                   1,567,158   24,129,566
    Biotage AB                                             622,312    6,887,451
    Bjorn Borg AB                                           51,652      177,622
    Bonava AB                                                6,086       87,100
    Bonava AB Class B                                      523,193    7,463,879
    Bufab AB                                                 3,356       44,797
    Bulten AB                                              347,067    5,262,921
    Bure Equity AB                                       1,239,142   15,519,478
#   Byggmax Group AB                                       341,982    2,099,116
    Capio AB                                               352,223    2,002,437
    Cloetta AB Class B                                   4,454,702   18,395,573
    Com Hem Holding AB                                       4,459       77,492
    Concentric AB                                            8,197      160,402
    Concordia Maritime AB Class B                          314,796      457,726
    Coor Service Management Holding AB                      36,964      310,864

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    Dometic Group AB                                       921,025 $  9,967,818
#   Doro AB                                                313,435    1,497,137
    Duni AB                                                393,890    5,938,565
    Eastnine AB                                             18,896      214,300
#   Elanders AB Class B                                     96,228      994,440
#*  Eltel AB                                               142,776      516,935
    Granges AB                                             899,949    9,470,168
    Gunnebo AB                                             746,975    3,450,537
*   Haldex AB                                            1,162,884   13,439,151
    Hoist Finance AB                                       429,174    5,235,561
    Holmen AB Class B                                      639,384   33,682,527
    Inwido AB                                              836,823    8,672,577
    KappAhl AB                                           1,503,645    6,390,295
    KNOW IT AB                                             304,285    6,426,575
    Lagercrantz Group AB Class B                           274,799    2,894,725
    Lindab International AB                              1,613,123   14,219,799
    Loomis AB Class B                                       19,190      767,264
#*  Medivir AB Class B                                     180,838      995,263
#   Mekonomen AB                                           163,245    2,985,083
*   Momentum Group AB Class B                              408,551    5,614,266
#   MQ Holding AB                                          674,115    2,051,004
#   Mycronic AB                                            311,714    3,520,151
#*  Net Insight AB Class B                               2,774,941    1,714,297
    New Wave Group AB Class B                            1,258,359    8,858,719
    Nolato AB Class B                                       63,506    4,272,781
#   Nordax Group AB                                        220,165    1,468,369
    Nordic Waterproofing Holding A.S.                        6,553       61,565
#   Opus Group AB                                        4,568,725    3,739,666
    Pandox AB                                               69,566    1,307,017
    Peab AB                                              3,377,469   28,976,043
    Pricer AB Class B                                    1,072,443    1,236,669
#   Ratos AB Class B                                     1,579,901    7,439,837
#   Recipharm AB Class B                                   176,384    2,144,146
    Resurs Holding AB                                      198,170    1,470,016
#   Rottneros AB                                           379,227      335,135
    Saab AB Class B                                         39,018    1,869,145
#*  SAS AB                                               3,664,582    8,876,888
    Scandic Hotels Group AB                                570,492    6,312,230
    Semcon AB                                              143,311      870,345
    SkiStar AB                                              24,290      495,920
*   SSAB AB Class B                                        998,184    5,217,482
    Swedol AB Class B                                      167,464      613,581
    Systemair AB                                            27,411      410,979
    VBG Group AB Class B                                    23,385      417,551
                                                                   ------------
TOTAL SWEDEN                                                        344,313,550
                                                                   ------------
SWITZERLAND -- (4.0%)
    Allreal Holding AG                                     251,774   43,805,395
*   Alpiq Holding AG                                         8,525      666,790
    ALSO Holding AG                                         40,305    5,938,362
#*  Arbonia AG                                             672,896   12,018,100
#   Aryzta AG                                              731,382   19,690,533

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    Autoneum Holding AG                                         344 $   113,751
    Baloise Holding AG                                       66,491  10,878,084
    Bank Cler AG                                             34,562   1,633,585
    Banque Cantonale de Geneve                               30,116   5,448,931
#   Banque Cantonale du Jura SA                               7,739     477,789
    Banque Cantonale Vaudoise                                13,718  11,538,841
    Bell Food Group AG                                       14,485   6,958,309
    Bellevue Group AG                                        96,221   2,718,469
#   Berner Kantonalbank AG                                   18,475   3,680,558
    Bobst Group SA                                          167,059  21,906,804
    Bucher Industries AG                                        244     111,797
    Calida Holding AG                                        17,899     692,888
    Carlo Gavazzi Holding AG                                  7,535   2,755,831
    Cham Paper Holding AG                                     9,979   4,767,577
*   Cicor Technologies, Ltd.                                 16,463   1,375,795
    Cie Financiere Tradition SA                              18,167   1,991,426
    Coltene Holding AG                                       45,425   4,750,614
    Conzzeta AG                                              19,660  23,935,402
    Daetwyler Holding AG                                     72,261  15,343,100
#   EFG International AG                                  1,275,583  14,342,085
    Emmi AG                                                  25,792  19,556,619
    Energiedienst Holding AG                                  5,393     150,783
    Feintool International Holding AG                         1,082     150,080
    Flughafen Zurich AG                                      43,343  11,042,099
    GAM Holding AG                                        3,352,574  62,971,566
    Georg Fischer AG                                          1,531   2,216,354
    Gurit Holding AG                                          9,534  10,665,365
    Helvetia Holding AG                                     140,621  83,776,490
#   HOCHDORF Holding AG                                       9,356   3,047,452
    Huber & Suhner AG                                       120,303   7,015,640
    Implenia AG                                             271,629  19,705,059
    Jungfraubahn Holding AG                                  19,290   2,858,882
#   Kudelski SA                                             252,177   3,170,357
    Liechtensteinische Landesbank AG                        107,368   5,930,168
    Luzerner Kantonalbank AG                                 12,465   6,628,376
    MCH Group AG                                             15,866   1,111,066
    Metall Zug AG Class B                                       763   3,062,380
    Mikron Holding AG                                         7,480      57,681
    Mobimo Holding AG                                        86,745  24,266,812
    OC Oerlikon Corp. AG                                    845,999  15,094,514
*   Orascom Development Holding AG                           13,260     238,255
#   Orell Fuessli Holding AG                                    356      43,220
    Orior AG                                                 67,649   5,487,295
    Phoenix Mecano AG                                         3,878   2,658,527
    Plazza AG Class A                                        14,037   3,406,641
    Rieter Holding AG                                        14,210   3,794,670
    Romande Energie Holding SA                                  310     416,205
*   Schmolz + Bickenbach AG                               9,734,663   8,359,584
    Schweiter Technologies AG                                 2,629   3,288,862
    SFS Group AG                                             85,623  10,759,047
    Siegfried Holding AG                                     56,299  20,150,040
    St Galler Kantonalbank AG                                35,938  20,154,732
    Sulzer AG                                               186,803  26,547,752

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Swissquote Group Holding SA                             93,031 $  4,597,885
    Tamedia AG                                              10,872    1,623,829
    Thurgauer Kantonalbank                                  11,625    1,323,337
    Valiant Holding AG                                     147,755   17,846,773
    Valora Holding AG                                       77,416   28,489,777
    Vaudoise Assurances Holding SA                          22,830   12,933,348
    Vetropack Holding AG                                     1,538    3,091,075
    Vontobel Holding AG                                    233,672   16,882,300
    VP Bank AG                                              42,587    6,788,620
    Walliser Kantonalbank                                    9,174    1,005,023
    Zehnder Group AG                                       134,560    6,235,150
#   Zug Estates Holding AG Class B                             550    1,045,808
    Zuger Kantonalbank AG                                       93      565,333
                                                                   ------------
TOTAL SWITZERLAND                                                   707,751,647
                                                                   ------------
UNITED KINGDOM -- (14.3%)
    Acacia Mining P.L.C.                                 2,959,557    7,813,789
#   Aggreko P.L.C.                                       2,131,813   24,418,775
*   Aldermore Group P.L.C.                               2,404,166   10,632,780
    Alumasc Group P.L.C. (The)                             261,964      641,623
    Anglo Pacific Group P.L.C.                           1,391,473    3,012,589
#   Anglo-Eastern Plantations P.L.C.                       252,505    2,725,391
    BBA Aviation P.L.C.                                  5,116,535   25,571,580
    Beazley P.L.C.                                      10,867,448   82,089,474
    Bellway P.L.C.                                       3,151,684  148,576,027
    BGEO Group P.L.C.                                      482,774   25,097,206
    Bloomsbury Publishing P.L.C.                           206,137      541,908
    Bodycote P.L.C.                                      4,496,803   61,706,339
    Bovis Homes Group P.L.C.                             4,858,289   75,540,738
    Braemar Shipping Services P.L.C.                        26,512       98,150
*   Cairn Energy P.L.C.                                    334,448      984,021
    Cambian Group P.L.C.                                   318,163      877,726
#   Carillion P.L.C.                                     9,205,613    1,942,969
    Carr's Group P.L.C.                                    536,914    1,091,757
    Castings P.L.C.                                        437,356    2,859,186
    Centamin P.L.C.                                     31,130,717   72,028,868
    Chemring Group P.L.C.                                2,994,374    8,152,023
    Chesnara P.L.C.                                        958,086    5,322,932
    Clarkson P.L.C.                                         44,223    1,980,743
    Close Brothers Group P.L.C.                          2,271,106   50,779,408
    CMC Markets P.L.C.                                      97,335      219,950
    Communisis P.L.C.                                    2,777,754    2,678,148
    Computacenter P.L.C.                                 1,266,361   20,475,493
#*  Countrywide P.L.C.                                     986,749    1,192,795
    Cranswick P.L.C.                                        34,543    1,440,241
    Crest Nicholson Holdings P.L.C.                      3,277,543   23,525,918
#   CYBG P.L.C.                                          1,386,462    6,311,497
    Daejan Holdings P.L.C.                                  27,187    2,304,343
    Daily Mail & General Trust P.L.C.                       25,401      230,075
#   Debenhams P.L.C.                                    20,040,497    8,553,562
    DFS Furniture P.L.C.                                   172,165      480,946
    DiscoverIE Group P.L.C.                              1,114,167    6,015,627

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    Dixons Carphone P.L.C.                               5,712,113 $ 15,881,614
    Drax Group P.L.C.                                    8,532,462   31,456,012
    DS Smith P.L.C.                                        886,971    6,339,391
*   EI Group P.L.C.                                     13,378,976   25,512,794
    Elementis P.L.C.                                     2,275,973    9,353,726
#*  EnQuest P.L.C.                                       5,209,452    2,768,783
    Entertainment One, Ltd.                              1,890,494    8,684,516
    Equiniti Group P.L.C.                                   69,524      267,757
    Essentra P.L.C.                                         19,537      141,814
    Fenner P.L.C.                                        1,539,866   10,357,124
    Ferrexpo P.L.C.                                      1,065,921    4,415,683
*   Firstgroup P.L.C.                                   24,367,851   35,940,314
*   Flybe Group P.L.C.                                     231,000      118,327
    Foxtons Group P.L.C.                                   317,172      307,412
    Fuller Smith & Turner P.L.C. Class A                     8,792      122,627
*   Future P.L.C.                                           57,143      318,881
    Galliford Try P.L.C.                                 1,837,962   28,482,275
*   Gem Diamonds, Ltd.                                   2,178,111    2,773,775
    Grafton Group P.L.C.                                 4,290,673   48,162,314
#   Greene King P.L.C.                                   8,075,171   59,850,110
    Gulf Marine Services P.L.C.                            535,518      365,806
#   GVC Holdings P.L.C.                                  2,317,151   30,472,953
    Halfords Group P.L.C.                                2,674,504   12,914,258
    Harvey Nash Group P.L.C.                               302,494      377,959
    Headlam Group P.L.C.                                    33,030      269,669
    Helical P.L.C.                                       2,499,310   11,299,965
    Henry Boot P.L.C.                                    1,257,203    6,102,793
    Hikma Pharmaceuticals P.L.C.                            61,961      852,090
    Hiscox, Ltd.                                         7,111,549  142,832,054
    Hochschild Mining P.L.C.                               498,521    1,623,612
*   Hunting P.L.C.                                       1,472,671   12,847,069
    Huntsworth P.L.C.                                    2,205,782    2,632,240
    Inchcape P.L.C.                                      3,418,027   35,193,254
    Intermediate Capital Group P.L.C.                    1,897,144   31,192,823
    International Personal Finance P.L.C.                1,453,293    4,091,803
#*  Interserve P.L.C.                                    1,508,671    2,288,508
*   IP Group P.L.C.                                        524,226      949,021
*   Jackpotjoy P.L.C.                                      131,102    1,509,245
    John Laing Group P.L.C.                                935,820    3,777,650
    John Wood Group P.L.C.                               8,705,056   80,244,823
    Just Group P.L.C.                                    3,558,562    7,426,243
    Keller Group P.L.C.                                  1,332,559   18,902,997
    Kier Group P.L.C.                                        3,058       45,709
    Ladbrokes Coral Group P.L.C.                        13,190,181   31,777,343
    Laird P.L.C.                                         5,891,109   10,465,212
*   Lamprell P.L.C.                                      2,738,907    3,112,165
    Lancashire Holdings, Ltd.                            5,066,398   47,351,406
    Lookers P.L.C.                                       1,896,211    2,470,884
    Low & Bonar P.L.C.                                   3,472,711    2,977,168
    LSL Property Services P.L.C.                            12,133       48,860
    Man Group P.L.C.                                    32,596,667  100,481,644
    Marshalls P.L.C.                                     1,280,504    7,586,198
    Marston's P.L.C.                                    16,370,232   26,267,052

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    McCarthy & Stone P.L.C.                                 869,948 $ 1,806,725
    McColl's Retail Group P.L.C.                             38,815     153,350
    Mears Group P.L.C.                                      145,395     825,744
    Meggitt P.L.C.                                        9,714,746  63,997,486
    Melrose Industries P.L.C.                            26,911,602  86,486,508
    Millennium & Copthorne Hotels P.L.C.                  4,560,990  34,683,962
    Mitchells & Butlers P.L.C.                            6,319,817  23,093,668
    MJ Gleeson P.L.C.                                       594,788   6,172,187
    Morgan Sindall Group P.L.C.                             143,026   2,565,338
    N Brown Group P.L.C.                                  1,936,049   5,541,180
    National Express Group P.L.C.                         8,959,701  46,654,701
    NCC Group P.L.C.                                         89,749     256,114
*   New World Resources P.L.C. Class A                       32,193          21
    Northgate P.L.C.                                      3,277,639  18,889,234
#*  Nostrum Oil & Gas P.L.C.                                143,398     633,914
    OneSavings Bank P.L.C.                                  542,937   3,078,068
*   Ophir Energy P.L.C.                                     194,509     153,433
#   Paragon Banking Group P.L.C.                          5,251,108  36,787,728
    Pendragon P.L.C.                                     12,801,716   4,127,358
#*  Petra Diamonds, Ltd.                                    332,820     282,996
    Petrofac, Ltd.                                          525,756   3,961,511
#*  Petropavlovsk P.L.C.                                 17,119,319   2,034,581
#   Pets at Home Group P.L.C.                             2,620,826   6,663,708
    Phoenix Group Holdings                                7,013,928  76,130,965
*   Premier Foods P.L.C.                                 17,761,041  10,280,876
#*  Premier Oil P.L.C.                                   14,970,679  17,618,829
    QinetiQ Group P.L.C.                                    162,949     476,349
    Redrow P.L.C.                                         7,158,893  60,846,138
    Renewi P.L.C.                                         8,444,611  12,123,131
    RPC Group P.L.C.                                      1,407,125  16,999,663
    RPS Group P.L.C.                                      2,931,378  12,136,983
    Saga P.L.C.                                           5,764,623   9,451,223
    SDL P.L.C.                                              243,299   1,582,429
    Senior P.L.C.                                         1,387,022   5,363,844
    Severfield P.L.C.                                       457,771     537,476
    SIG P.L.C.                                           14,381,237  33,213,225
    Soco International P.L.C.                             2,275,682   3,729,437
    Spectris P.L.C.                                          19,790     733,149
    Speedy Hire P.L.C.                                    4,212,326   3,278,910
    Spire Healthcare Group P.L.C.                         1,814,230   6,286,112
    Spirent Communications P.L.C.                         2,312,953   3,299,257
    Sportech P.L.C.                                         318,785     371,172
*   Sports Direct International P.L.C.                    3,375,074  17,830,804
    St. Ives P.L.C.                                       1,439,891   1,505,529
    St. Modwen Properties P.L.C.                          4,801,660  28,145,363
    Stobart Group, Ltd.                                     366,500   1,224,034
    Stock Spirits Group P.L.C.                            1,809,186   7,817,304
    Thomas Cook Group P.L.C.                              2,760,466   4,944,115
    TP ICAP P.L.C.                                        8,367,468  62,963,361
    Travis Perkins P.L.C.                                 1,733,338  35,946,070
    Trifast P.L.C.                                          861,656   3,108,796
    Trinity Mirror P.L.C.                                 6,843,639   7,294,340
    TT Electronics P.L.C.                                 2,875,346   8,649,615

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                      --------- ---------------
UNITED KINGDOM -- (Continued)
#   Tyman P.L.C.                                        317,738 $     1,603,074
    U & I Group P.L.C.                                2,034,839       5,874,340
*   Vectura Group P.L.C.                              4,030,367       5,567,412
    Vesuvius P.L.C.                                   7,316,120      62,557,251
    Virgin Money Holdings UK P.L.C.                   4,506,273      17,869,929
    Vp P.L.C.                                           279,303       3,486,038
    William Hill P.L.C.                               4,277,147      18,807,720
                                                                ---------------
TOTAL UNITED KINGDOM                                              2,538,424,100
                                                                ---------------
UNITED STATES -- (0.0%)
#*  Novelion Therapeutics, Inc.                          93,980         489,644
                                                                ---------------
TOTAL UNITED STATES                                                     489,644
                                                                ---------------
TOTAL COMMON STOCKS                                              16,779,470,049
                                                                ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Biotest AG                                           89,530       2,805,921
    Draegerwerk AG & Co. KGaA                           131,724      12,841,479
    STO SE & Co. KGaA                                     7,831       1,245,426
                                                                ---------------
TOTAL GERMANY                                                        16,892,826
                                                                ---------------
TOTAL PREFERRED STOCKS                                               16,892,826
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Panoramic Resources, Ltd. Rights 02/21/18            38,465          14,103
                                                                ---------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                         41,929              --
                                                                ---------------
CANADA -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                         944,662              --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
CANADA -- (Continued)
*     QLT, Inc. Warrants 11/23/17 Class A               944,662 $            --
                                                                ---------------
TOTAL CANADA                                                                 --
                                                                ---------------
FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                  1,477,844              --
                                                                ---------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                        1,201,175           1,535
                                                                ---------------
JAPAN -- (0.0%)
*     Hoosiers Holdings Rights 03/15/18                 693,500       1,759,636
                                                                ---------------
SPAIN -- (0.0%)
#*    Sacyr SA Rights 02/12/18                       11,326,806         766,422
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                 2,541,696
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      16,798,904,571
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund                 82,721,081     957,165,624
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $13,327,066,067)^^          $17,756,070,195
                                                                ===============

At January 31, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)      1,041    03/16/18  $146,058,973 $147,082,890   $1,023,917
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                        $146,058,973 $147,082,890   $1,023,917
                                               ============ ============   ==========

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia             $    6,976,451 $ 1,107,129,812   --    $ 1,114,106,263
   Austria                           --     227,366,091   --        227,366,091
   Belgium                           --     236,318,487   --        236,318,487
   Canada                 1,287,428,703             866   --      1,287,429,569
   Denmark                           --     346,649,562   --        346,649,562
   Finland                           --     407,893,133   --        407,893,133
   France                            --     783,877,972   --        783,877,972
   Germany                           --   1,263,446,787   --      1,263,446,787
   Greece                            --           2,133   --              2,133
   Hong Kong                         --     565,281,665   --        565,281,665
   Ireland                           --      57,568,480   --         57,568,480
   Israel                            --     132,972,013   --        132,972,013
   Italy                             --     823,250,199   --        823,250,199
   Japan                             --   4,649,194,371   --      4,649,194,371
   Netherlands                       --     401,787,707   --        401,787,707
   New Zealand                       --      67,901,899   --         67,901,899
   Norway                            --     141,213,892   --        141,213,892
   Portugal                          --      77,824,755   --         77,824,755
   Singapore                         --     177,999,942   --        177,999,942
   Spain                             --     426,406,188   --        426,406,188
   Sweden                            --     344,313,550   --        344,313,550
   Switzerland                       --     707,751,647   --        707,751,647
   United Kingdom                    --   2,538,424,100   --      2,538,424,100
   United States                489,644              --   --            489,644
Preferred Stocks
   Germany                           --      16,892,826   --         16,892,826
Rights/Warrants
   Australia                         --          14,103   --             14,103
   Hong Kong                         --           1,535   --              1,535
   Japan                             --       1,759,636   --          1,759,636
   Spain                             --         766,422   --            766,422
Securities Lending
  Collateral                         --     957,165,624   --        957,165,624
Futures Contracts**           1,023,917              --   --          1,023,917
                         -------------- ---------------   --    ---------------
TOTAL                    $1,295,918,715 $16,461,175,397   --    $17,757,094,112
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (93.0%)

AUSTRALIA -- (5.7%)
#   Accent Group, Ltd.                                       108,876 $   77,977
#   Adelaide Brighton, Ltd.                                  149,678    783,056
#*  Ainsworth Game Technology, Ltd.                           78,327    133,227
#*  Alkane Resources, Ltd.                                     6,922      1,670
    ALS, Ltd.                                                 35,100    196,405
    Altium, Ltd.                                              42,778    524,482
    Alumina, Ltd.                                            131,939    255,135
#   AMA Group, Ltd.                                           36,202     32,051
    Amaysim Australia, Ltd.                                   33,132     55,969
    Amcor, Ltd.                                               59,263    692,971
    AMP, Ltd.                                                340,656  1,438,888
    Ansell, Ltd.                                              76,929  1,555,988
    AP Eagers, Ltd.                                           29,210    191,098
    APN Property Group, Ltd.                                  29,920     10,750
    ARB Corp., Ltd.                                           26,009    383,683
    Ardent Leisure Group                                     324,542    524,623
    Aristocrat Leisure, Ltd.                                  70,496  1,354,501
    Asaleo Care, Ltd.                                        192,154    251,870
    ASX, Ltd.                                                  5,138    226,082
*   Atlas Iron, Ltd.                                       1,983,040     38,397
    AUB Group, Ltd.                                           14,598    152,525
    Aurizon Holdings, Ltd.                                   174,244    655,512
    Ausdrill, Ltd.                                           277,324    582,098
    AusNet Services                                          119,985    163,761
    Austal, Ltd.                                             220,586    320,974
*   Austin Engineering, Ltd.                                 124,964     27,125
#   Australia & New Zealand Banking Group, Ltd.              214,260  4,921,374
#*  Australian Agricultural Co., Ltd.                        320,632    328,724
    Australian Pharmaceutical Industries, Ltd.               280,557    337,970
*   Australian Property Systems, Ltd.                         63,635    234,001
    Auswide Bank, Ltd.                                         3,475     14,544
#   Automotive Holdings Group, Ltd.                          197,879    569,721
    Aveo Group                                                59,085    123,750
    AVJennings, Ltd.                                          78,694     48,128
*   AWE, Ltd.                                                497,109    387,091
    Bank of Queensland, Ltd.                                 206,612  2,058,171
#   Bapcor, Ltd.                                              55,282    259,938
    Beach Energy, Ltd.                                     1,447,341  1,514,780
    Beacon Lighting Group, Ltd.                                9,241     12,618
#*  Beadell Resources, Ltd.                                  414,541     50,240
#   Bega Cheese, Ltd.                                         54,591    309,456
*   Bellamy's Australia, Ltd.                                 33,600    401,093
    Bendigo & Adelaide Bank, Ltd.                            220,986  2,081,658
    BHP Billiton, Ltd.                                       314,531  7,691,896
#   BHP Billiton, Ltd. Sponsored ADR                          69,264  3,395,321
*   Billabong International, Ltd.                             53,855     42,584
#   Blackmores, Ltd.                                           5,331    666,818
    BlueScope Steel, Ltd.                                    393,906  4,574,427
    Boral, Ltd.                                               61,818    397,217
    Brambles, Ltd.                                            80,792    642,513
    Breville Group, Ltd.                                      36,234    358,223

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
#   Brickworks, Ltd.                                          57,029 $  652,363
    BT Investment Management, Ltd.                            65,874    584,199
*   Buru Energy, Ltd.                                         58,640     15,852
#   Cabcharge Australia, Ltd.                                 93,611    145,132
    Caltex Australia, Ltd.                                     9,675    270,803
*   Capitol Health, Ltd.                                     307,490     66,899
*   Cardno, Ltd.                                             201,915    216,154
*   Carnarvon Petroleum, Ltd.                                105,419     10,210
*   Carnegie Clean Energy, Ltd.                              802,182     24,534
#   carsales.com, Ltd.                                        96,196  1,161,970
*   Cash Converters International, Ltd.                      319,509     96,747
    Cedar Woods Properties, Ltd.                              55,512    280,705
    Challenger, Ltd.                                          35,417    388,216
    CIMIC Group, Ltd.                                         18,581    705,583
*   Clean Seas Seafood, Ltd.                                 325,041     15,110
    Cleanaway Waste Management, Ltd.                       1,629,802  1,893,204
    Coca-Cola Amatil, Ltd.                                    42,962    289,989
    Cochlear, Ltd.                                             4,240    591,780
    Codan, Ltd.                                               40,394     72,136
#   Collection House, Ltd.                                   100,438    105,279
    Collins Foods, Ltd.                                       74,481    317,402
#   Commonwealth Bank of Australia                            27,764  1,761,510
    Computershare, Ltd.                                       32,124    431,192
#*  Cooper Energy, Ltd.                                      824,088    241,800
#   Corporate Travel Management, Ltd.                         24,258    394,926
    Costa Group Holdings, Ltd.                                76,088    372,864
#   Credit Corp. Group, Ltd.                                  15,805    268,836
    Crown Resorts, Ltd.                                       31,170    332,252
*   CSG, Ltd.                                                139,764     52,625
    CSR, Ltd.                                                342,204  1,385,733
    Data#3, Ltd.                                              49,676     64,753
    Decmil Group, Ltd.                                       107,196    103,030
*   Domain Holdings Australia, Ltd.                          160,984    409,918
#   Domino's Pizza Enterprises, Ltd.                          26,655  1,027,823
    Donaco International, Ltd.                                26,426      6,728
*   Doray Minerals, Ltd.                                      14,828      2,855
    Downer EDI, Ltd.                                         464,819  2,510,003
    DuluxGroup, Ltd.                                         170,231    999,761
    DWS, Ltd.                                                 15,637     20,341
    Eclipx Group, Ltd.                                       135,970    430,173
    Elders, Ltd.                                              37,888    239,440
#*  Energy Resources of Australia, Ltd.                      158,948    108,769
*   Energy World Corp., Ltd.                                 288,987     89,356
    EQT Holdings, Ltd.                                         3,703     59,452
    ERM Power, Ltd.                                           53,500     68,154
    Estia Health, Ltd.                                        80,505    220,757
    Euroz, Ltd.                                                1,190      1,145
    Event Hospitality and Entertainment, Ltd.                 46,155    504,779
    Evolution Mining, Ltd.                                   604,011  1,391,221
    Fairfax Media, Ltd.                                    1,921,938  1,101,838
#*  FAR, Ltd.                                                947,843     62,611
    Finbar Group, Ltd.                                        18,455     15,322
#   Fleetwood Corp., Ltd.                                     39,464     94,149

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
#   FlexiGroup, Ltd.                                         262,528 $  383,007
#   Flight Centre Travel Group, Ltd.                          16,018    658,131
    Fortescue Metals Group, Ltd.                             868,376  3,448,511
    G8 Education, Ltd.                                       258,770    700,239
#*  Galaxy Resources, Ltd.                                    74,626    198,134
#   Gateway Lifestyle                                         69,296    116,167
#   GBST Holdings, Ltd.                                        9,803     18,353
    Genworth Mortgage Insurance Australia, Ltd.              250,516    586,223
#*  Gold Road Resources, Ltd.                                354,252    229,139
    GrainCorp, Ltd. Class A                                  195,664  1,166,388
    Grange Resources, Ltd.                                   208,883     32,813
#   Greencross, Ltd.                                          72,435    371,727
    GUD Holdings, Ltd.                                        32,022    316,161
    GWA Group, Ltd.                                          121,394    275,321
    Hansen Technologies, Ltd.                                 70,722    216,465
#   Harvey Norman Holdings, Ltd.                             285,515  1,036,606
    Healthscope, Ltd.                                        731,248  1,137,618
*   Hills, Ltd.                                              252,946     54,254
*   Horizon Oil, Ltd.                                        329,531     27,866
#   HT&E, Ltd.                                               206,346    281,272
    Huon Aquaculture Group, Ltd.                              12,043     48,604
    IDP Education, Ltd.                                       18,820     91,650
    Iluka Resources, Ltd.                                     65,252    529,575
*   Imdex, Ltd.                                              172,347    145,914
#   IMF Bentham, Ltd.                                        128,360    323,356
    Incitec Pivot, Ltd.                                      712,686  2,133,254
#   Independence Group NL                                    301,038  1,211,985
*   Infigen Energy                                           199,850    101,278
    Infomedia, Ltd.                                          135,504     94,901
    Insurance Australia Group, Ltd.                           76,321    444,484
    Integrated Research, Ltd.                                 23,608     71,168
    InvoCare, Ltd.                                            35,157    430,777
    IOOF Holdings, Ltd.                                      128,874  1,143,770
    IRESS, Ltd.                                               39,655    382,783
    iSelect, Ltd.                                             89,713     94,475
#   iSentia Group, Ltd.                                       30,855     34,224
    IVE Group, Ltd.                                           67,853    119,606
#   James Hardie Industries P.L.C.                            29,101    509,249
    James Hardie Industries P.L.C. Sponsored ADR               1,506     26,611
#   Japara Healthcare, Ltd.                                  116,489    184,738
#   JB Hi-Fi, Ltd.                                            50,527  1,188,860
#*  Karoon Gas Australia, Ltd.                               154,190    160,080
#*  Kingsgate Consolidated, Ltd.                              78,969     20,772
    LendLease Group                                           48,231    612,893
    LifeHealthcare Group, Ltd.                                13,897     29,217
    Link Administration Holdings, Ltd.                       129,267    929,310
*   Lucapa Diamond Co., Ltd.                                  45,627      8,424
*   Lynas Corp., Ltd.                                         75,246    130,506
    MACA, Ltd.                                               126,482    164,664
*   Macmahon Holdings, Ltd.                                  971,526    176,393
    Macquarie Atlas Roads Group                               84,524    391,057
    Macquarie Group, Ltd.                                     53,981  4,479,191
    Magellan Financial Group, Ltd.                            32,196    713,521

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    Mantra Group, Ltd.                                       181,845 $  571,476
    MaxiTRANS Industries, Ltd.                                77,028     47,405
#*  Mayne Pharma Group, Ltd.                                 834,260    445,453
*   MC Mining, Ltd.                                            1,219        604
    McMillan Shakespeare, Ltd.                                37,927    535,567
    McPherson's, Ltd.                                         98,304     94,745
    Medibank Pvt, Ltd.                                       162,308    437,062
*   Medusa Mining, Ltd.                                      152,759     56,929
    Melbourne IT, Ltd.                                        57,624    147,473
#*  Mesoblast, Ltd.                                          127,495    138,190
    Metals X, Ltd.                                           242,554    178,766
    Metcash, Ltd.                                            859,660  2,216,999
*   Mincor Resources NL                                       74,946     23,333
    Mineral Resources, Ltd.                                   86,351  1,302,781
*   MMA Offshore, Ltd.                                       367,872     82,997
#   MNF Group, Ltd.                                            3,874     20,901
    Monadelphous Group, Ltd.                                  44,913    635,019
    Monash IVF Group, Ltd.                                    62,226     67,318
    Money3 Corp., Ltd.                                        78,177    112,556
    Mortgage Choice, Ltd.                                     44,208     84,965
#   Mount Gibson Iron, Ltd.                                  699,223    233,732
#   Myer Holdings, Ltd.                                      629,852    332,270
#   MYOB Group, Ltd.                                          48,193    131,764
    MyState, Ltd.                                             38,277    155,851
#   National Australia Bank, Ltd.                             95,889  2,246,384
    Navigator Global Investments, Ltd.                        97,295    296,786
#   Navitas, Ltd.                                             90,914    343,740
#*  NetComm Wireless, Ltd.                                    22,805     22,397
    New Hope Corp., Ltd.                                      97,351    197,543
    Newcrest Mining, Ltd.                                     36,727    671,674
*   NEXTDC, Ltd.                                              13,445     61,605
    nib holdings, Ltd.                                       196,508  1,061,850
    Nick Scali, Ltd.                                          13,554     76,785
    Nine Entertainment Co. Holdings, Ltd.                    492,787    666,819
    Northern Star Resources, Ltd.                            280,628  1,312,447
*   NRW Holdings, Ltd.                                       282,455    341,462
    Nufarm, Ltd.                                             125,360    803,694
#   OFX Group, Ltd.                                           72,862     82,192
    Oil Search, Ltd.                                          69,514    423,969
#   oOh!media, Ltd.                                           31,565    116,376
#   Orica, Ltd.                                              147,743  2,278,790
*   Origin Energy, Ltd.                                      258,591  1,937,008
#*  Orocobre, Ltd.                                            54,352    312,381
    Orora, Ltd.                                              519,719  1,360,612
    OZ Minerals, Ltd.                                        258,814  1,945,656
    Pacific Current Group, Ltd.                               16,193     99,832
    Pacific Energy, Ltd.                                      48,014     20,524
    Pacific Smiles Group, Ltd.                                19,058     26,665
    Pact Group Holdings, Ltd.                                 73,164    312,374
#*  Paladin Energy, Ltd.                                   1,154,232     39,244
*   Panoramic Resources, Ltd.                                342,920    124,676
    Paragon Care, Ltd.                                        60,066     37,311
    Peet, Ltd.                                               151,754    168,356

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Perpetual, Ltd.                                           18,577 $  783,046
#*  Perseus Mining, Ltd.                                     786,684    270,172
    Pioneer Credit, Ltd.                                      19,143     46,799
#   Platinum Asset Management, Ltd.                           49,352    330,544
*   PMP, Ltd.                                                150,913     57,140
#   Premier Investments, Ltd.                                 59,981    710,783
    Primary Health Care, Ltd.                                402,534  1,178,641
    Prime Media Group, Ltd.                                  259,087     64,421
    Pro Medicus, Ltd.                                          8,781     57,126
    Qantas Airways, Ltd.                                     300,294  1,272,619
    QBE Insurance Group, Ltd.                                156,418  1,356,102
    QMS Media, Ltd.                                          169,652    134,956
#   Qube Holdings, Ltd.                                      467,698    966,148
#*  Quintis, Ltd.                                            197,160     51,262
*   Ramelius Resources, Ltd.                                 330,244    114,938
    Ramsay Health Care, Ltd.                                   7,186    396,349
    RCR Tomlinson, Ltd.                                      112,460    366,460
    REA Group, Ltd.                                            3,734    221,824
    Reckon, Ltd.                                              24,980     30,457
    Reece, Ltd.                                                4,195     32,191
#   Regis Healthcare, Ltd.                                    36,367    116,407
    Regis Resources, Ltd.                                    213,290    708,417
#   Reject Shop, Ltd. (The)                                   25,896    127,724
    Resolute Mining, Ltd.                                    663,028    627,626
#   Retail Food Group, Ltd.                                   95,537    150,274
    Ridley Corp., Ltd.                                       173,854    192,879
    Rio Tinto, Ltd.                                           28,857  1,776,674
    Ruralco Holdings, Ltd.                                    20,809     52,887
    RXP Services, Ltd.                                       120,452     66,793
*   Salmat, Ltd.                                              16,043      6,785
    Sandfire Resources NL                                    136,175    786,451
*   Santos, Ltd.                                             264,574  1,084,099
*   Saracen Mineral Holdings, Ltd.                           511,730    617,630
#   SeaLink Travel Group, Ltd.                                 9,824     31,651
    Seek, Ltd.                                                26,845    422,591
#   Select Harvests, Ltd.                                     67,233    273,555
*   Senex Energy, Ltd.                                       841,653    253,525
#   Servcorp, Ltd.                                            20,099     91,460
    Service Stream, Ltd.                                     119,728    126,755
    Seven Group Holdings, Ltd.                                69,038    907,801
    Seven West Media, Ltd.                                   832,999    378,369
    SG Fleet Group, Ltd.                                      15,165     51,331
#   Sigma Healthcare, Ltd.                                   712,563    514,965
#*  Silex Systems, Ltd.                                       12,982      4,184
#   Silver Chef, Ltd.                                         10,351     59,611
#*  Silver Lake Resources, Ltd.                              373,613    116,347
    Sims Metal Management, Ltd.                               81,334  1,075,451
*   Sino Gas & Energy Holdings, Ltd.                         610,633     83,940
    Sirtex Medical, Ltd.                                      23,301    512,623
    Sonic Healthcare, Ltd.                                    35,296    676,503
    South32, Ltd.                                            513,662  1,577,386
    Southern Cross Media Group, Ltd.                         530,793    501,460
    Spark Infrastructure Group                               299,729    558,452

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
    SpeedCast International, Ltd.                           64,640 $    284,369
    St Barbara, Ltd.                                       245,064      747,862
    Star Entertainment Grp, Ltd. (The)                     458,288    2,235,278
    Steadfast Group, Ltd.                                  211,594      471,643
*   Strike Energy, Ltd.                                     60,386        3,815
    Suncorp Group, Ltd.                                    111,215    1,222,933
#*  Sundance Energy Australia, Ltd.                        958,575       71,835
    Sunland Group, Ltd.                                     67,813       96,700
#   Super Retail Group, Ltd.                                62,142      438,058
#   Superloop, Ltd.                                         47,458       88,944
#*  Syrah Resources, Ltd.                                   77,408      243,914
    Tabcorp Holdings, Ltd.                                 365,951    1,523,361
    Tassal Group, Ltd.                                     152,363      481,586
    Technology One, Ltd.                                   112,879      446,870
    Thorn Group, Ltd.                                      120,983       85,464
*   Tiger Resources, Ltd.                                  335,407        6,708
    Tox Free Solutions, Ltd.                               156,266      429,022
#   TPG Telecom, Ltd.                                       44,508      227,873
    Treasury Wine Estates, Ltd.                             79,071    1,089,174
#*  Troy Resources, Ltd.                                   258,080       22,777
    Villa World, Ltd.                                       88,952      189,890
*   Village Roadshow, Ltd.                                  56,664      160,396
*   Virgin Australia Holdings, Ltd.                        979,934      211,969
    Virtus Health, Ltd.                                     61,715      259,329
    Vita Group, Ltd.                                         7,991       11,450
    Vocus Group, Ltd.                                      422,375    1,015,891
*   Watpac, Ltd.                                            44,377       24,226
#   Webjet, Ltd.                                            45,639      375,375
    Wesfarmers, Ltd.                                        34,155    1,204,744
#   Western Areas, Ltd.                                    225,337      598,079
#*  Westgold Resources, Ltd.                               144,209      182,811
#   Westpac Banking Corp.                                   56,563    1,409,265
    Westpac Banking Corp. Sponsored ADR                     17,788      444,700
    Whitehaven Coal, Ltd.                                  425,006    1,686,099
    Woodside Petroleum, Ltd.                               175,531    4,686,489
*   WorleyParsons, Ltd.                                    169,894    1,985,105
    WPP AUNZ, Ltd.                                         265,697      201,170
                                                                   ------------
TOTAL AUSTRALIA                                                     166,396,208
                                                                   ------------
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG                                   1,562      190,898
    ANDRITZ AG                                              28,172    1,691,274
    Atrium European Real Estate, Ltd.                       49,742      259,860
    Austria Technologie & Systemtechnik AG                  19,840      632,809
    BUWOG AG                                                33,509    1,204,401
    CA Immobilien Anlagen AG                                14,558      447,223
#   DO & CO AG                                               3,242      216,289
    Erste Group Bank AG                                     30,318    1,527,117
    EVN AG                                                  24,289      497,521
*   FACC AG                                                 17,679      449,819
    Flughafen Wien AG                                          266       11,703
    IMMOFINANZ AG                                          122,979      315,105

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRIA -- (Continued)
    Kapsch TrafficCom AG                                      2,499 $   150,468
    Lenzing AG                                                3,520     447,883
    Mayr Melnhof Karton AG                                    2,222     348,803
    Oberbank AG                                                 847      88,157
    Oesterreichische Post AG                                 11,048     526,207
    OMV AG                                                   41,501   2,672,096
    Palfinger AG                                              2,651     112,837
    POLYTEC Holding AG                                        8,231     192,031
#   Porr AG                                                   2,978     102,771
*   Raiffeisen Bank International AG                         84,612   3,637,267
    Rosenbauer International AG                               1,097      74,045
    S IMMO AG                                                14,586     273,046
*   Schoeller-Bleckmann Oilfield Equipment AG                 3,067     333,367
#   Semperit AG Holding                                       6,249     155,249
    Strabag SE                                               10,128     438,054
    Telekom Austria AG                                       52,840     510,810
    UBM Development AG                                          647      33,941
    UNIQA Insurance Group AG                                116,178   1,430,974
    Verbund AG                                               31,279     867,509
    Vienna Insurance Group AG Wiener Versicherung Gruppe     31,488   1,117,276
    Voestalpine AG                                           29,355   1,906,753
    Wienerberger AG                                          64,572   1,762,022
#   Zumtobel Group AG                                        10,068     118,024
                                                                    -----------
TOTAL AUSTRIA                                                        24,743,609
                                                                    -----------
BELGIUM -- (1.7%)
*   Ablynx NV                                                 6,175     336,645
    Ackermans & van Haaren NV                                17,155   3,197,178
#   Ageas                                                   107,511   5,684,463
*   AGFA-Gevaert NV                                         157,750     791,949
#   Anheuser-Busch InBev SA/NV                               27,589   3,124,713
    Anheuser-Busch InBev SA/NV Sponsored ADR                  6,428     729,449
    Atenor                                                    1,496      90,789
    Banque Nationale de Belgique                                 69     258,966
    Barco NV                                                  8,785   1,083,522
    Bekaert SA                                               29,714   1,349,865
#   bpost SA                                                 39,541   1,314,693
#*  Celyad SA                                                 1,652      77,899
    Cie d'Entreprises CFE                                     5,972     862,393
#   Cie Immobiliere de Belgique SA                              762      51,230
    Colruyt SA                                               25,632   1,419,000
    D'ieteren SA                                             20,041     935,975
*   Dalenys                                                     846       9,449
    Deceuninck NV                                            53,142     201,231
    Econocom Group SA                                       105,654     881,921
    Elia System Operator SA                                   5,024     308,743
#   Euronav NV                                              109,300     930,997
    EVS Broadcast Equipment SA                                8,451     316,501
*   Exmar NV                                                 27,285     197,275
*   Fagron                                                    5,277      74,546
*   Galapagos NV                                              8,143     967,056
    Gimv NV                                                   8,951     572,511

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    Ion Beam Applications                                     4,252 $   129,939
    KBC Group NV                                             29,947   2,879,285
    Kinepolis Group NV                                        5,625     415,255
    Lotus Bakeries                                               59     158,230
*   MDxHealth                                                   538       2,603
    Melexis NV                                                7,312     770,019
#*  Nyrstar NV                                               64,566     523,790
#   Ontex Group NV                                           53,632   1,584,626
#   Orange Belgium SA                                        27,488     580,818
    Picanol                                                   1,521     172,428
#   Proximus SADP                                            25,907     873,683
    RealDolmen                                                2,921     122,114
    Recticel SA                                              35,148     416,310
    Resilux                                                     772     142,351
#   Roularta Media Group NV                                     855      24,619
    Sioen Industries NV                                       8,233     289,165
    Sipef SA                                                  3,728     283,573
    Solvay SA                                                30,524   4,419,712
*   Telenet Group Holding NV                                  4,412     339,411
    TER Beke SA                                                 539     119,141
*   Tessenderlo Group SA                                     26,973   1,292,573
#*  ThromboGenics NV                                         32,613     170,354
*   TiGenix NV                                               67,651     146,503
    UCB SA                                                   21,524   1,876,088
    Umicore SA                                              113,150   5,956,675
    Van de Velde NV                                           3,155     167,940
*   Viohalco SA                                              25,814     120,465
                                                                    -----------
TOTAL BELGIUM                                                        49,746,629
                                                                    -----------
CANADA -- (7.7%)
*   5N Plus, Inc.                                            33,915      68,933
#   Absolute Software Corp.                                  14,551      84,348
    Acadian Timber Corp.                                      7,576     116,966
*   Advantage Oil & Gas, Ltd.                               159,974     513,738
    Aecon Group, Inc.                                        49,735     805,060
#*  Africa Oil Corp.                                        277,100     335,674
    Ag Growth International, Inc.                             4,160     192,273
    AGF Management, Ltd. Class B                             63,512     391,399
    Agnico Eagle Mines, Ltd.(2009834)                        11,564     546,746
    Agnico Eagle Mines, Ltd.(2009823)                        13,414     634,600
#   AGT Food & Ingredients, Inc.                             12,112     205,412
    Aimia, Inc.                                              54,074     163,101
*   Air Canada                                               15,500     301,305
#   AirBoss of America Corp.                                 12,431     103,592
    AKITA Drilling, Ltd. Class A                                900       5,671
#*  Alacer Gold Corp.                                       231,121     402,113
    Alamos Gold, Inc. Class A(BYNBW45)                       61,980     370,640
    Alamos Gold, Inc. Class A(BZ3DNP6)                      208,606   1,249,938
#   Alaris Royalty Corp.                                     34,023     525,835
    Algoma Central Corp.                                      1,996      25,104
    Algonquin Power & Utilities Corp.                        78,977     857,831
*   Alio Gold, Inc.                                          16,660      54,044

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   AltaGas, Ltd.                                              5,021 $  112,544
    Alterra Power Corp.                                        4,945     31,320
    Altius Minerals Corp.                                     38,200    422,063
    Altus Group, Ltd.                                         17,992    501,436
*   Americas Silver Corp.                                     27,100    108,620
*   Amerigo Resources, Ltd.                                   42,000     35,512
    Andrew Peller, Ltd. Class A                               14,100    175,849
#   ARC Resources, Ltd.                                      134,470  1,479,170
*   Argonaut Gold, Inc.                                      141,203    293,886
#*  Asanko Gold, Inc.                                        101,993     93,701
    Atco, Ltd. Class I                                         4,600    166,348
#*  Athabasca Oil Corp.                                      419,433    371,693
*   ATS Automation Tooling Systems, Inc.                      44,845    606,684
    AutoCanada, Inc.                                          22,819    426,697
*   Avigilon Corp.                                            23,199    430,973
#*  B2Gold Corp.                                             610,146  1,845,320
#   Badger Daylighting, Ltd.                                  20,326    417,757
    Bank of Montreal(2073174)                                 39,088  3,217,333
    Bank of Montreal(2076009)                                 15,646  1,288,951
    Bank of Nova Scotia (The)(2957665)                        34,732  2,309,331
    Bank of Nova Scotia (The)(2076281)                         6,849    455,041
    Barrick Gold Corp.                                        28,817    414,388
*   Baytex Energy Corp.(B51ZNJ8)                              31,128     94,629
#*  Baytex Energy Corp.(B4VGVM3)                             168,244    512,939
    BCE, Inc.                                                  5,155    241,049
#*  Bellatrix Exploration, Ltd.                               37,520     47,587
    Birchcliff Energy, Ltd.                                  172,754    478,936
#   Bird Construction, Inc.                                   20,059    152,318
#   Black Diamond Group, Ltd.                                 34,641     74,633
*   BlackBerry, Ltd.                                          19,864    251,478
*   BlackPearl Resources, Inc.                               243,368    237,432
*   Bombardier, Inc. Class A                                   9,900     28,090
*   Bombardier, Inc. Class B                                 114,760    324,687
#   Bonavista Energy Corp.                                   189,957    265,631
#   Bonterra Energy Corp.                                     25,174    282,849
    Boralex, Inc. Class A                                     27,500    528,537
    Brookfield Real Estate Services, Inc.                      1,900     26,229
    BRP, Inc.                                                  9,500    392,821
#*  BSM Technologies, Inc.                                    48,300     53,012
    CAE, Inc.(2125097)                                         4,303     79,390
    CAE, Inc.(2162760)                                        16,827    310,547
#*  Calfrac Well Services, Ltd.                               96,583    542,592
    Calian Group, Ltd.                                         1,300     32,859
#   Callidus Capital Corp.                                    17,332    140,347
    Cameco Corp.(2158684)                                     99,893    919,016
    Cameco Corp.(2166160)                                     43,049    396,191
    Canaccord Genuity Group, Inc.                            103,597    545,777
#*  Canacol Energy, Ltd.                                     110,919    385,961
    Canadian Imperial Bank of Commerce(2418872)                6,707    664,127
    Canadian Imperial Bank of Commerce(2170525)                4,404    436,318
#   Canadian Natural Resources, Ltd.(2125202)                 57,184  1,952,834
    Canadian Natural Resources, Ltd.(2171573)                      4        137
#   Canadian Tire Corp., Ltd. Class A                          8,816  1,230,155

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   Canadian Western Bank                                     87,918 $2,766,201
*   Canfor Corp.                                              70,590  1,655,709
    Canfor Pulp Products, Inc.                                27,649    326,618
#   CanWel Building Materials Group, Ltd.                     34,656    188,777
    Capital Power Corp.                                       21,184    401,635
*   Capstone Mining Corp.                                    337,985    381,951
#   Cara Operations, Ltd.                                      6,111    133,846
#   Cardinal Energy, Ltd.                                     47,100    174,230
    Cargojet, Inc.                                             1,500     75,073
    Cascades, Inc.                                            60,672    760,620
*   Cathedral Energy Services, Ltd.                           14,861     18,969
    CCL Industries, Inc. Class B                              33,170  1,586,497
*   Celestica, Inc.(2262659)                                  57,586    581,619
*   Celestica, Inc.(2263362)                                  42,777    432,291
    Cenovus Energy, Inc.(B5BQMT4)                             70,959    677,658
    Cenovus Energy, Inc.(B57FG04)                             77,149    735,738
*   Centerra Gold, Inc.(152006102)                               935      4,818
*   Centerra Gold, Inc.(B01NXQ4)                             185,826    959,344
    Cervus Equipment Corp.                                     5,636     66,624
#   CES Energy Solutions Corp.                                32,132    155,435
*   CGI Group, Inc. Class A(2159740)                           7,471    427,608
*   CGI Group, Inc. Class A(2411967)                           7,333    419,008
#   Chesswood Group, Ltd.                                     10,697    100,013
#*  China Gold International Resources Corp., Ltd.           202,028    402,414
#*  Chinook Energy, Inc.                                      38,922      5,854
    CI Financial Corp.                                        14,539    350,000
#   Cineplex, Inc.                                            20,108    513,653
    Clearwater Seafoods, Inc.                                 10,558     60,430
    Cogeco Communications, Inc.                                9,995    619,202
    Cogeco, Inc.                                               6,264    382,155
    Colliers International Group, Inc.(BYL7WD4)                5,285    320,007
    Colliers International Group, Inc.(BYL7SB4)                4,219    255,541
    Computer Modelling Group, Ltd.                            38,922    315,806
#   Cona Resources, Ltd.                                      33,282     54,388
    Constellation Software, Inc.                               1,092    705,903
#*  Continental Gold, Inc.                                   103,050    306,637
#*  Copper Mountain Mining Corp.                             125,983    129,056
    Corby Spirit and Wine, Ltd.                                4,950     90,066
*   Corridor Resources, Inc.                                   5,600      3,597
#   Corus Entertainment, Inc. Class B                        100,405    688,958
    Cott Corp.(2228941)                                        4,928     82,100
    Cott Corp.(2228952)                                       50,909    849,311
    Crescent Point Energy Corp.(B67C970)                      94,326    744,234
    Crescent Point Energy Corp.(B67C8W8)                      63,026    497,036
*   Crew Energy, Inc.                                        134,885    246,741
#*  CRH Medical Corp.                                         23,040     69,120
#*  Delphi Energy Corp.                                      157,954    127,134
*   Denison Mines Corp.                                      436,805    223,729
#*  Descartes Systems Group, Inc. (The)(2528834)               2,819     79,919
*   Descartes Systems Group, Inc. (The)(2141941)               2,388     67,563
*   Detour Gold Corp.                                        135,389  1,446,351
    DHX Media, Ltd.(BRF12N3)                                  31,409    122,827
    DHX Media, Ltd.(BRF12P5)                                  30,989    121,689

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   DIRTT Environmental Solutions                             19,900 $   92,867
    Dollarama, Inc.                                            4,866    665,336
    Dorel Industries, Inc. Class B                            23,718    594,685
*   DREAM Unlimited Corp. Class A                             20,342    129,163
*   Dundee Precious Metals, Inc.                             112,415    268,699
    E-L Financial Corp., Ltd.                                    175    113,823
#*  Eastmain Resources, Inc.                                  97,500     23,780
    ECN Capital Corp.                                        176,743    535,977
    Eldorado Gold Corp.                                      521,375    673,973
    Element Fleet Management Corp.                           295,218  1,992,121
    Empire Co., Ltd. Class A                                 115,082  2,226,790
#   Enbridge Income Fund Holdings, Inc.                       60,227  1,370,532
    Encana Corp.                                             130,652  1,617,472
#*  Endeavour Mining Corp.                                    46,936    866,593
#   Enercare, Inc.                                            49,928    804,531
    Enerflex, Ltd.                                            77,107    917,134
#*  Energy Fuels, Inc.(BFV4XV7)                               38,805     62,467
*   Energy Fuels, Inc.(BFV4XW8)                                2,144      3,463
    Enerplus Corp.                                           122,564  1,392,327
    Enghouse Systems, Ltd.                                     8,896    469,608
    Ensign Energy Services, Inc.                             113,956    681,883
*   Epsilon Energy, Ltd.                                      35,277     75,143
#   Equitable Group, Inc.                                     11,089    605,117
#*  Essential Energy Services Trust                          168,421     99,957
    Evertz Technologies, Ltd.                                 11,926    168,031
#   Exchange Income Corp.                                     14,690    400,094
    Exco Technologies, Ltd.                                   24,917    195,487
*   EXFO, Inc.                                                    48        219
#   Extendicare, Inc.                                         48,804    345,596
    Fairfax Financial Holdings, Ltd.                           2,544  1,338,185
    Fiera Capital Corp.                                       22,171    233,246
    Finning International, Inc.                               45,189  1,244,351
    Firm Capital Mortgage Investment Corp.                    22,500    235,244
    First Capital Realty, Inc.                                 9,235    154,442
#*  First Majestic Silver Corp.(B01DH95)                      26,297    160,938
#*  First Majestic Silver Corp.(2833583)                      29,820    182,314
*   First Mining Gold Corp.                                  148,500     61,573
    First National Financial Corp.                             6,100    141,540
    First Quantum Minerals, Ltd.                             178,764  2,665,473
    FirstService Corp.(BY9C8H7)                                4,382    291,447
    FirstService Corp.(BYL7ZF7)                                4,219    280,992
#*  Fission Uranium Corp.                                    216,000    128,195
#*  Fortress Paper, Ltd. Class A                               2,299      6,280
*   Fortuna Silver Mines, Inc.                                97,382    468,700
    Franco-Nevada Corp.                                        2,122    162,100
#   Freehold Royalties, Ltd.                                  50,892    556,088
*   Frontera Energy Corp.                                        700     25,154
#   Gamehost, Inc.                                             7,982     65,381
*   Gear Energy, Ltd.                                         64,576     46,726
    Genesis Land Development Corp.                            10,800     32,224
#   Genworth MI Canada, Inc.                                  39,761  1,365,451
    George Weston, Ltd.                                        6,237    546,219
    Gibson Energy, Inc.                                       16,732    241,594

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Gildan Activewear, Inc.                                   13,046 $  443,670
*   Glacier Media, Inc.                                        3,000      1,756
#   Gluskin Sheff + Associates, Inc.                          15,463    199,008
*   GMP Capital, Inc.                                         33,185    110,886
#   goeasy, Ltd.                                               7,650    237,648
    Goldcorp, Inc.(2676636)                                   73,541  1,053,107
    Goldcorp, Inc.(2676302)                                    7,376    105,603
#*  Golden Star Resources, Ltd.                              132,780    107,951
*   Gran Tierra Energy, Inc.(38500T101)                        1,100      3,047
*   Gran Tierra Energy, Inc.(B2PPCS5)                        362,792  1,002,840
#   Granite Oil Corp.                                         21,541     41,856
*   Great Canadian Gaming Corp.                               24,300    723,073
#*  Great Panther Silver, Ltd.                                29,633     37,463
    Great-West Lifeco, Inc.                                    6,100    172,486
    Guardian Capital Group, Ltd. Class A                       3,633     77,563
*   Guyana Goldfields, Inc.                                  100,200    385,322
*   Heroux-Devtek, Inc.                                       25,896    296,857
    High Arctic Energy Services, Inc.                         15,500     49,902
#   High Liner Foods, Inc.                                    15,514    174,186
#   Home Capital Group, Inc.                                  48,607    675,756
#   Horizon North Logistics, Inc.                            118,178    158,531
    HudBay Minerals, Inc.(B05BQ98)                             3,790     32,594
    HudBay Minerals, Inc.(B05BDX1)                           207,795  1,780,617
#   Hudson's Bay Co.                                          56,253    487,983
*   Husky Energy, Inc.                                        67,618    991,175
*   IAMGOLD Corp.(2149525)                                    23,010    135,299
*   IAMGOLD Corp.(2446646)                                   359,626  2,116,823
*   IBI Group, Inc.                                            4,800     33,015
    IGM Financial, Inc.                                        5,200    185,720
#*  Imperial Metals Corp.                                     48,966     93,553
    Imperial Oil, Ltd.(2454241)                                  776     24,397
    Imperial Oil, Ltd.(2454252)                               13,814    434,312
    Imvescor Restaurant Group, Inc.                           12,100     40,235
*   Indigo Books & Music, Inc.                                 4,200     61,463
    Industrial Alliance Insurance & Financial Services, Inc.  55,709  2,667,238
    Information Services Corp.                                 2,900     41,543
    Innergex Renewable Energy, Inc.                           45,284    506,960
    Intact Financial Corp.                                     2,404    201,565
    Inter Pipeline, Ltd.                                       9,678    185,534
*   Interfor Corp.                                            57,812  1,095,608
*   Intertain Group, Ltd. (The)                                4,152     47,090
    Intertape Polymer Group, Inc.                             32,264    562,390
    Invesque, Inc.                                             4,600     42,090
*   Iron Bridge Resources, Inc.                              100,137     46,812
*   Ivanhoe Mines, Ltd. Class A                              273,245    781,969
    Jean Coutu Group PJC, Inc. (The) Class A                  20,225    398,580
    Just Energy Group, Inc.(B693818)                           2,300      9,798
    Just Energy Group, Inc.(B63MCN1)                          29,108    124,241
    K-Bro Linen, Inc.                                          2,328     75,707
*   Kelt Exploration, Ltd.                                   135,053    827,884
    Keyera Corp.                                              11,800    332,031
*   Kinaxis, Inc.                                              7,342    494,421
*   Kinross Gold Corp.(496902404)                             10,211     44,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Kinross Gold Corp.(B03Z841)                              808,804 $3,511,393
    Kirkland Lake Gold, Ltd.                                 134,760  2,031,261
#*  Klondex Mines, Ltd.                                       82,882    181,936
*   Knight Therapeutics, Inc.                                 94,656    584,866
    KP Tissue, Inc.                                            5,500     59,963
#   Labrador Iron Ore Royalty Corp.                           44,105    950,230
    Laurentian Bank of Canada                                 39,517  1,709,191
#*  Leagold Mining Corp.                                      26,846     61,768
    Leon's Furniture, Ltd.                                    16,538    236,641
#*  Liberty Gold Corp.                                        70,500     24,646
    Linamar Corp.                                             41,828  2,469,892
    Liquor Stores N.A., Ltd.                                  28,555    287,872
    Loblaw Cos., Ltd.                                          8,093    438,383
    Lucara Diamond Corp.                                     163,626    339,225
    Lundin Mining Corp.                                      406,106  2,935,189
    Magellan Aerospace Corp.                                  10,136    168,686
#   Magna International, Inc.(2554549)                           300     17,145
    Magna International, Inc.(2554475)                        26,629  1,521,100
#*  Mainstreet Equity Corp.                                    1,005     35,870
*   Major Drilling Group International, Inc.                  70,995    370,559
#   Mandalay Resources Corp.                                 204,371     45,693
*   Manitok Energy, Inc.                                       1,043         25
    Manulife Financial Corp.(2492519)                         36,601    776,655
#   Manulife Financial Corp.(2492520)                         75,088  1,594,118
    Maple Leaf Foods, Inc.                                    36,799  1,042,638
    Martinrea International, Inc.                             78,475    918,094
    Maxar Technologies, Ltd.                                   6,438    406,274
*   Maxim Power Corp.                                          2,200      4,668
#   Mediagrif Interactive Technologies, Inc.                   1,000      8,602
#   Medical Facilities Corp.                                  24,815    310,288
#*  MEG Energy Corp.                                         200,289    905,371
    Melcor Developments, Ltd.                                  4,353     54,147
    Methanex Corp.(2654416)                                   15,900  1,003,639
    Methanex Corp.(2578378)                                    2,714    170,846
    Metro, Inc.                                               29,275    979,641
*   Minco Silver Corp.                                         9,414      5,587
#*  Mitel Networks Corp.                                      62,128    560,162
    Morguard Corp.                                             1,100    164,732
    Morneau Shepell, Inc.                                     21,225    395,682
    MTY Food Group, Inc.                                       5,616    242,036
#   Mullen Group, Ltd.                                        70,264    859,163
*   NAPEC, Inc.                                               20,500     32,000
    National Bank of Canada                                   59,178  3,071,483
*   Neptune Technologies & Bioressources, Inc.                 6,516     21,985
    Nevsun Resources, Ltd.                                   237,334    495,893
    New Flyer Industries, Inc.                                25,134  1,186,611
*   New Gold, Inc.                                           471,282  1,425,341
#*  Newalta Corp.                                             83,333     79,945
    Norbord, Inc.(2641441)                                     4,916    187,768
    Norbord, Inc.(B01DN31)                                     3,586    136,698
    North American Energy Partners, Inc.(B1HTYS2)             12,646     61,174
    North American Energy Partners, Inc.(656844107)           11,011     52,853
    North West Co., Inc. (The)                                22,908    542,715

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   Northland Power, Inc.                                     27,644 $  514,223
*   Nutrien, Ltd.(BDH3SB9)                                    24,898  1,303,175
*   Nutrien, Ltd.(BDRJLN0)                                    10,927    571,669
*   NuVista Energy, Ltd.                                     144,490  1,022,002
#*  Obsidian Energy, Ltd.(BDHLTY3)                            79,923     83,120
#*  Obsidian Energy, Ltd.(BDHLTZ4)                           391,148    407,048
    OceanaGold Corp.                                         555,773  1,531,765
#   Onex Corp.                                                 6,200    464,345
    Open Text Corp.                                           12,400    424,624
*   Orbite Technologies, Inc.                                121,500      1,337
    Osisko Gold Royalties, Ltd.(68827L101)                     8,457     95,057
    Osisko Gold Royalties, Ltd.(BN60CQ4)                      82,565    927,679
#*  Painted Pony Energy, Ltd.                                 85,445    162,554
#   Pan American Silver Corp.(2703396)                        86,444  1,419,410
    Pan American Silver Corp.(2669272)                        25,434    417,693
*   Paramount Resources, Ltd. Class A                         67,737    991,270
*   Parex Resources, Inc.                                     49,667    741,775
    Parkland Fuel Corp.                                       24,008    563,114
    Pason Systems, Inc.                                       29,978    447,964
    Pembina Pipeline Corp.(B4PPQG5)                               82      2,797
    Pembina Pipeline Corp.(B4PT2P8)                            4,554    155,231
#*  Pengrowth Energy Corp.                                   431,204    340,055
#   Peyto Exploration & Development Corp.                     28,476    259,757
*   PHX Energy Services Corp.                                 30,152     58,833
#*  Pine Cliff Energy, Ltd.                                  141,100     38,430
#   Pizza Pizza Royalty Corp.                                 20,206    237,708
#*  Platinum Group Metals, Ltd.                               22,970      9,711
    Polaris Infrastructure, Inc.                               5,840     91,493
#   PrairieSky Royalty, Ltd.                                   1,664     41,208
*   Precision Drilling Corp.(B5TQB99)                         59,993    217,775
*   Precision Drilling Corp.(B5YPLH9)                        205,892    746,568
*   Premier Gold Mines, Ltd.                                 147,352    415,700
    Premium Brands Holdings Corp.                             11,939  1,038,596
#*  Pretium Resources, Inc.                                   40,386    281,060
#   Pulse Seismic, Inc.                                       33,004     85,596
    Pure Technologies, Ltd.                                   10,700     78,249
    Quarterhill, Inc.                                        124,631    226,970
    Quebecor, Inc. Class B                                    32,000    624,390
#*  Questerre Energy Corp. Class A                            16,560     12,521
*   Raging River Exploration, Inc.                           128,229    776,671
    Reitmans Canada, Ltd. Class A                             29,599    105,161
    Richelieu Hardware, Ltd.                                  19,021    490,680
    Ritchie Bros Auctioneers, Inc.(2202729)                    2,827     91,934
    Ritchie Bros Auctioneers, Inc.(2345390)                    1,000     32,528
    Rocky Mountain Dealerships, Inc.                          12,478    131,780
    Rogers Sugar, Inc.                                        64,148    325,955
    Royal Bank of Canada(2756196)                             21,014  1,800,269
    Royal Bank of Canada(2754383)                             13,700  1,173,076
#*  Royal Nickel Corp.                                       128,000     29,138
    Russel Metals, Inc.                                       38,412    976,227
#*  Sabina Gold & Silver Corp.                               168,500    273,984
#*  Sandstorm Gold, Ltd.                                     132,613    697,566
    Saputo, Inc.                                              11,022    379,318

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   Savaria Corp.                                              3,100 $   44,358
#   Secure Energy Services, Inc.                             137,163    992,480
*   SEMAFO, Inc.                                             236,074    698,626
*   Seven Generations Energy, Ltd. Class A                    25,603    356,985
    Shaw Communications, Inc. Class B(2591900)                18,675    407,675
    Shaw Communications, Inc. Class B(2801836)                 4,800    104,780
    ShawCor, Ltd.                                             25,596    577,679
*   Sherritt International Corp.                             263,069    269,485
#   Sienna Senior Living, Inc.                                18,211    262,061
#*  Sierra Wireless, Inc.(2585259)                            15,411    298,203
*   Sierra Wireless, Inc.(2418968)                             8,700    168,129
    Sleep Country Canada Holdings, Inc.                       17,871    475,398
    SNC-Lavalin Group, Inc.                                    9,417    416,568
*   Solium Capital, Inc.                                       6,894     63,279
*   Southern Pacific Resource Corp.                          135,301         14
#*  Spartan Energy Corp.                                     122,410    620,013
*   Spin Master Corp.                                          3,794    163,574
    Sprott, Inc.                                             159,767    374,087
#*  SSR Mining, Inc.(784730103)                               20,715    179,185
*   SSR Mining, Inc.(BF7MPL9)                                 69,629    601,753
    Stantec, Inc.(B0G11S1)                                     4,216    122,475
#   Stantec, Inc.(2854238)                                    13,024    378,861
#*  Stars Group, Inc. (The)(BDG1ML2)                          20,906    532,058
*   Stars Group, Inc. (The)(BDG1MJ0)                          24,674    626,880
#   Stella-Jones, Inc.                                        16,750    705,270
#*  Stornoway Diamond Corp.                                  375,613    171,011
*   Strad Energy Services, Ltd.                                4,059      5,313
    Stuart Olson, Inc.                                        18,950     96,753
#   Student Transportation, Inc.                              25,875    154,198
    Sun Life Financial, Inc.(2568283)                         22,468    974,437
    Sun Life Financial, Inc.(2566124)                          7,841    340,223
    Suncor Energy, Inc.(B3NB0P5)                              72,745  2,637,006
    Suncor Energy, Inc.(B3NB1P2)                             100,053  3,624,671
#*  SunOpta, Inc.(2836634)                                    43,059    318,637
*   SunOpta, Inc.(2817510)                                    21,609    159,871
    Superior Plus Corp.                                       94,681    921,408
    Supremex, Inc.                                             9,300     33,722
#   Surge Energy, Inc.                                       227,284    356,633
#   Tahoe Resources, Inc.(B5B9KV1)                            34,180    150,893
    Tahoe Resources, Inc.(B4WHL92)                           122,913    539,588
*   Tamarack Valley Energy, Ltd.                              63,076    145,639
*   Taseko Mines, Ltd.                                       178,329    316,063
    Teck Resources, Ltd. Class A                               1,200     34,868
    Teck Resources, Ltd. Class B(2124533)                    221,978  6,448,461
    Teck Resources, Ltd. Class B(2879327)                     10,991    319,186
    TELUS Corp.                                               10,600    399,094
*   Teranga Gold Corp.                                        80,844    222,156
    TFI International, Inc.                                   41,327  1,068,454
*   Theratechnologies, Inc.                                   30,200    195,195
    Thomson Reuters Corp.                                     10,416    450,767
    Timbercreek Financial Corp.                                8,037     60,506
#*  TMAC Resources, Inc.                                      13,500     97,354
    TMX Group, Ltd.                                           23,886  1,502,488

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
    TORC Oil & Gas, Ltd.                                   121,146 $    669,749
*   Torex Gold Resources, Inc.                              27,461      283,321
    Toromont Industries, Ltd.                               22,041      962,457
    Toronto-Dominion Bank (The)(2042516)                     5,699      346,556
    Toronto-Dominion Bank (The)(2897222)                    41,258    2,509,694
    Torstar Corp. Class B                                   69,863       92,015
    Total Energy Services, Inc.                             38,348      427,129
*   Tourmaline Oil Corp.                                    57,306      925,748
    TransAlta Corp.(2786096)                               125,991      692,951
    TransAlta Corp.(2901628)                               100,977      558,247
#   TransAlta Renewables, Inc.                              23,600      236,767
    TransCanada Corp.(2665203)                               2,905      133,746
    TransCanada Corp.(2665184)                              12,501      575,554
    Transcontinental, Inc. Class A                          53,732    1,086,435
*   TransGlobe Energy Corp.                                 67,575       99,989
*   Trevali Mining Corp.                                   474,871      625,440
*   Trican Well Service, Ltd.                              283,502      887,385
    Tricon Capital Group, Inc.                              15,563      135,892
*   Trinidad Drilling, Ltd.                                235,016      336,282
*   Trisura Group, Ltd.                                      1,500       30,634
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                 17,904       54,249
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                174,073      530,710
*   TVA Group, Inc. Class B                                    653        2,070
    Uni-Select, Inc.                                        27,220      601,717
#*  UrtheCast Corp.                                         40,100       33,254
*   Valeant Pharmaceuticals International, Inc.            221,201    4,094,431
#   Valener, Inc.                                           11,489      208,950
    Vermilion Energy, Inc.                                  15,758      595,652
    Wajax Corp.                                             18,109      327,287
    Waste Connections, Inc.(BYVG1F6)                         1,092       78,415
    Waste Connections, Inc.(BYQFRK5)                         4,519      324,793
#*  Wesdome Gold Mines, Ltd.                                44,300       69,872
    West Fraser Timber Co., Ltd.                            42,570    2,978,516
*   Western Energy Services Corp.                           64,541       67,165
    Western Forest Products, Inc.                          383,165      890,937
    WestJet Airlines, Ltd.                                   4,300       86,035
    Westshore Terminals Investment Corp.                    20,689      423,368
    Wheaton Precious Metals Corp.                           23,361      504,364
#   Whitecap Resources, Inc.                               304,695    2,226,998
    Winpak, Ltd.                                            11,477      415,878
#   WSP Global, Inc.                                        17,443      844,638
*   Xtreme Drilling Corp.                                   33,916       61,490
    Yamana Gold, Inc.(2237646)                               6,868       23,626
    Yamana Gold, Inc.(2219279)                             696,036    2,405,001
*   Yangarra Resources, Ltd.                                41,300      158,820
#*  Yellow Pages, Ltd.                                      19,713      123,407
    ZCL Composites, Inc.                                    11,250      103,445
                                                                   ------------
TOTAL CANADA                                                        227,738,500
                                                                   ------------
DENMARK -- (1.8%)
    ALK-Abello A.S.                                          3,727      473,399
    Alm Brand A.S.                                          63,379      781,166

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
DENMARK -- (Continued)
#   Ambu A.S. Class B                                         74,590 $1,601,081
    AP Moller - Maersk A.S. Class A                              253    432,264
    AP Moller - Maersk A.S. Class B                              499    890,824
*   Bang & Olufsen A.S.                                       27,777    745,970
    BankNordik P/F                                             1,833     33,663
#*  Bavarian Nordic A.S.                                      13,393    516,012
    Brodrene Hartmann A.S.                                     1,662     93,658
#   Carlsberg A.S. Class B                                    18,912  2,430,926
    Chr Hansen Holding A.S.                                   19,477  1,701,730
    Coloplast A.S. Class B                                     2,059    183,049
#   Columbus A.S.                                             23,023     58,217
#*  D/S Norden A.S.                                           23,429    466,758
    Danske Bank A.S.                                          40,251  1,634,467
    DFDS A.S.                                                 18,136  1,088,238
    DSV A.S.                                                  35,504  2,919,131
#   FLSmidth & Co. A.S.                                       28,472  1,676,839
*   Genmab A.S.                                                1,379    252,337
    GN Store Nord A.S.                                        95,918  3,234,555
#   H Lundbeck A.S.                                           17,075    870,386
*   H+H International A.S. Class B                             7,858    190,988
    Harboes Bryggeri A.S. Class B                                511      7,780
#   IC Group A.S.                                              4,483    105,897
    ISS A.S.                                                  33,265  1,297,890
*   Jeudan A.S.                                                  422     52,834
    Jyske Bank A.S.                                           45,804  2,647,912
    Matas A.S.                                                25,891    325,245
*   Nilfisk Holding A.S.                                      18,171  1,054,101
#*  NKT A.S.                                                  19,810    863,741
    Nordjyske Bank A.S.                                        5,916    117,559
    Novo Nordisk A.S. Class B                                 52,427  2,909,612
#   Novozymes A.S. Class B                                     9,977    553,474
#   Pandora A.S.                                              10,035    950,966
    Parken Sport & Entertainment A.S.                          3,780     45,937
    Per Aarsleff Holding A.S.                                 14,945    513,909
    Ringkjoebing Landbobank A.S.                              15,125    833,908
    Rockwool International A.S. Class A                          140     36,105
    Rockwool International A.S. Class B                        4,487  1,253,395
    Royal Unibrew A.S.                                        22,333  1,357,231
    RTX A.S.                                                   6,404    169,468
*   Santa Fe Group A.S.                                       14,613    110,421
    Scandinavian Tobacco Group A.S. Class A                    3,577     72,332
    Schouw & Co., A.S.                                        12,329  1,247,899
    SimCorp A.S.                                              17,341  1,101,427
    Solar A.S. Class B                                         4,464    294,643
    Spar Nord Bank A.S.                                       63,888    761,113
    Sydbank A.S.                                              55,133  2,254,797
    TDC A.S.                                                 545,906  3,643,696
    Tivoli A.S.                                                  178     18,657
*   TK Development A.S.                                       55,151     65,543
*   Topdanmark A.S.                                           43,920  2,098,216
    Tryg A.S.                                                 48,492  1,180,056
    United International Enterprises                           1,112    240,171
    Vestas Wind Systems A.S.                                  18,318  1,249,435

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
#*  Vestjysk Bank A.S.                                       99,100 $    45,703
#*  William Demant Holding A.S.                              47,885   1,514,255
*   Zealand Pharma A.S.                                       5,267      89,265
                                                                    -----------
TOTAL DENMARK                                                        53,360,251
                                                                    -----------
FINLAND -- (2.0%)
#   Afarak Group Oyj                                         36,473      42,440
    Ahlstrom-Munksjo Oyj                                     11,243     247,974
*   Ahtium P.L.C.                                           190,260       1,347
    Aktia Bank Oyj                                           22,102     263,510
    Alandsbanken Abp Class B                                      5          89
    Alma Media Oyj                                           13,155     129,382
#   Amer Sports Oyj                                          63,952   1,805,458
    Apetit Oyj                                                  276       5,120
    Aspo Oyj                                                 13,169     164,353
    Atria Oyj                                                10,467     161,530
#*  BasWare Oyj                                               1,456      80,609
#   Bittium Oyj                                              14,376     102,115
    Cargotec Oyj Class B                                     24,533   1,430,312
#*  Caverion Oyj                                             22,507     189,733
    Citycon Oyj                                              93,565     259,744
    Cramo Oyj                                                24,112     588,248
    Digia Oyj                                                 2,091       6,105
    Elisa Oyj                                                57,685   2,455,267
    F-Secure Oyj                                             33,589     162,928
    Finnair Oyj                                              55,961     677,533
    Fiskars Oyj Abp                                          22,486     668,868
    Fortum Oyj                                               98,858   2,143,801
    HKScan Oyj Class A                                       27,319     104,440
    Huhtamaki Oyj                                            46,685   1,992,942
    Ilkka-Yhtyma Oyj                                          3,592      16,456
    Kemira Oyj                                               83,809   1,186,457
    Kesko Oyj Class A                                         3,096     175,846
    Kesko Oyj Class B                                        41,548   2,423,286
#   Kone Oyj Class B                                         18,181   1,040,779
    Konecranes Oyj                                           15,055     764,308
    Lassila & Tikanoja Oyj                                   20,649     486,159
    Lemminkainen Oyj                                          2,979      88,319
    Metsa Board Oyj                                         125,806   1,144,606
    Metso Oyj                                                55,305   1,930,925
    Neste Oyj                                                50,237   3,476,862
    Nokia Oyj(5946455)                                      143,713     687,149
    Nokia Oyj(5902941)                                      518,641   2,501,687
    Nokian Renkaat Oyj                                       44,995   2,273,274
    Olvi Oyj Class A                                          7,627     275,590
    Oriola Oyj Class B                                      109,357     389,165
    Orion Oyj Class A                                         6,452     277,118
    Orion Oyj Class B                                        28,958   1,161,626
    Outokumpu Oyj                                           261,645   2,244,422
#*  Outotec Oyj                                              79,010     680,413
    Pihlajalinna Oyj                                          7,099     129,312
    Ponsse Oyj                                                3,142     101,467

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
*   Poyry Oyj                                                 6,843 $    44,185
*   QT Group Oyj                                              1,859      11,787
    Raisio Oyj Class V                                       80,223     444,678
    Ramirent Oyj                                             46,592     467,644
    Revenio Group Oyj                                         2,106      96,819
    Sampo Oyj Class A                                        21,440   1,245,617
    Sanoma Oyj                                               65,013     842,832
    SRV Group OYJ                                             6,662      31,584
*   Stockmann Oyj Abp Class A                                 2,666      14,770
#*  Stockmann Oyj Abp Class B                                27,220     140,295
    Stora Enso Oyj Class R                                  218,840   3,758,088
    Technopolis Oyj                                          40,698     204,993
    Tieto Oyj                                                28,426     988,108
    Tikkurila Oyj                                            24,083     483,662
    UPM-Kymmene Oyj                                         258,374   8,711,985
    Uponor Oyj                                               22,059     466,946
    Vaisala Oyj Class A                                       4,398     251,080
    Valmet Oyj                                               56,779   1,273,987
    Wartsila Oyj Abp                                         14,688   1,003,467
#   YIT Oyj                                                 101,267     832,491
                                                                    -----------
TOTAL FINLAND                                                        58,454,092
                                                                    -----------
FRANCE -- (6.2%)
    ABC Arbitrage                                            20,414     168,778
    Accor SA                                                  4,486     255,321
    Actia Group                                              10,087      96,659
    Aeroports de Paris                                        2,541     527,743
*   Air France-KLM                                          139,097   2,157,471
    Air Liquide SA                                            7,158     965,226
    Akka Technologies                                         4,661     292,595
    Albioma SA                                               18,557     483,381
    Alstom SA                                                19,948     875,009
    Altamir                                                  17,275     336,866
    Alten SA                                                 11,932   1,207,944
    Altran Technologies SA                                   72,366   1,346,381
    Amundi SA                                                 4,601     434,146
#*  Antalis International SAS                                 9,727      24,096
    April SA                                                  7,277     146,312
#*  Archos                                                   19,979      19,290
    Arkema SA                                                25,787   3,292,045
    Assystem                                                  5,757     215,021
    Atos SE                                                  19,717   3,109,492
    Aubay                                                     3,955     188,670
    AXA SA                                                  110,215   3,624,688
    AXA SA Sponsored ADR                                     14,588     479,945
    Axway Software SA                                         3,291      89,857
    Bastide le Confort Medical                                1,303      89,355
    Beneteau SA                                              12,255     326,160
    Bigben Interactive                                       10,795     163,089
    BioMerieux                                               12,168   1,152,007
    BNP Paribas SA                                           73,561   6,075,680
    Boiron SA                                                 3,825     334,445

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Bollore SA                                                79,605 $  462,156
    Bonduelle SCA                                             12,572    662,807
#   Bourbon Corp.                                             12,868    129,570
    Bouygues SA                                               30,857  1,714,983
    Bureau Veritas SA                                         24,625    721,589
    Burelle SA                                                    58    100,484
    Capgemini SE                                               9,054  1,201,831
    Carrefour SA                                              66,156  1,577,647
    Casino Guichard Perrachon SA                              38,133  2,228,094
    Catering International Services                            1,201     28,336
*   Cegedim SA                                                 1,092     56,033
*   Chargeurs SA(BDH48T0)                                        281      9,066
#   Chargeurs SA(5021318)                                     23,211    768,057
    Christian Dior SE                                            508    196,690
    Cie de Saint-Gobain                                       98,275  5,708,277
    Cie des Alpes                                              8,162    352,484
    Cie Generale des Etablissements Michelin                  23,837  3,813,303
    Cie Plastic Omnium SA                                     21,425  1,100,526
    CNP Assurances                                            36,443    934,028
*   Coface SA                                                 72,381    813,612
    Credit Agricole SA                                        82,395  1,553,448
    Danone SA                                                 12,713  1,094,162
    Dassault Systemes SE                                       2,688    309,880
    Derichebourg SA                                           69,069    692,633
    Devoteam SA                                                2,175    215,634
    Edenred                                                   33,337  1,075,883
    Eiffage SA                                                19,987  2,423,125
    Electricite de France SA                                 184,935  2,544,043
    Electricite de Strasbourg SA                                  88     14,753
#   Elior Group SA                                            30,653    705,506
    Elis SA                                                   12,688    354,491
    Engie SA                                                 152,418  2,646,599
*   Eramet                                                     6,473    913,581
    Essilor International Cie Generale d'Optique SA            9,379  1,331,487
*   Esso SA Francaise                                          2,429    155,689
*   Etablissements Maurel et Prom                             10,448     48,537
    Eurofins Scientific SE                                     2,681  1,745,230
    Euronext NV                                               20,954  1,419,521
    Europcar Groupe SA                                        27,970    388,934
    Eutelsat Communications SA                               128,521  2,828,728
    Exel Industries Class A                                      679     99,888
    Faurecia                                                  28,361  2,544,838
    Fleury Michon SA                                             571     35,970
*   Fnac Darty SA                                              4,964    579,024
*   Fnac Darty SA                                              2,700    313,872
    Gaztransport Et Technigaz SA                               8,753    605,548
    Getlink SE                                                64,590    905,807
    GL Events                                                  5,994    203,137
    Groupe Crit                                                2,177    207,759
*   Groupe Flo                                                30,457     10,283
*   Groupe Gorge                                               2,052     45,638
    Groupe Open                                                3,320    145,030
    Guerbet                                                    3,812    380,980

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Haulotte Group SA                                          6,283 $  149,861
*   HiPay Group SA                                             2,179     38,397
*   ID Logistics Group                                           731    123,182
    Iliad SA                                                   1,304    337,380
    Imerys SA                                                  8,907    954,602
    Ingenico Group SA                                          7,544    858,689
    Interparfums SA                                            4,412    206,097
    Ipsen SA                                                  11,306  1,583,241
    IPSOS                                                     22,830    872,073
    Jacquet Metal Service                                      8,285    307,599
    JCDecaux SA                                                8,247    356,785
    Kaufman & Broad SA                                         1,476     77,021
#   Kering                                                     2,393  1,212,165
    Korian SA                                                 32,172  1,035,778
    Lagardere SCA                                             88,006  2,744,674
    Laurent-Perrier                                            1,001    119,279
    Le Belier                                                    638     49,331
    Lectra                                                    11,905    336,330
    Legrand SA                                                13,193  1,097,628
    Linedata Services                                            779     36,571
    LISI                                                      11,627    560,245
    LNA Sante SA                                               3,880    265,473
    LVMH Moet Hennessy Louis Vuitton SE                        6,702  2,099,408
    Maisons France Confort SA                                  1,951    140,748
    Manitou BF SA                                              4,821    205,863
    Manutan International                                        671     77,791
    Mersen SA                                                 11,851    578,249
#*  METabolic EXplorer SA                                     29,546     82,399
    Metropole Television SA                                   20,920    569,185
    MGI Coutier                                                7,238    318,507
    Natixis SA                                               141,854  1,291,704
#*  Naturex                                                    2,783    304,166
    Neopost SA                                                27,906    830,967
    Nexans SA                                                 24,125  1,463,287
    Nexity SA                                                 17,359  1,045,992
#*  Nicox                                                      7,923     97,752
*   NRJ Group                                                  5,162     58,067
    Oeneo SA                                                  15,698    205,774
#*  Onxeo SA(BPFJVR0)                                          5,700     12,743
#*  Onxeo SA(B04P0G6)                                         25,529     56,609
    Orange SA                                                225,492  4,074,568
    Orpea                                                      8,489  1,059,482
#*  Parrot SA                                                 16,562    167,156
    Pernod Ricard SA                                           1,607    255,929
    Peugeot SA                                               136,118  3,057,387
*   Pierre & Vacances SA                                       4,784    251,552
    Plastivaloire                                              7,504    170,705
    PSB Industries SA                                            755     44,802
    Publicis Groupe SA                                         9,458    653,619
#   Rallye SA                                                 22,424    411,477
#*  Recylex SA                                                 4,720     79,320
    Renault SA                                                41,368  4,543,575
    Rexel SA                                                 254,333  4,581,691

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
    Robertet SA                                                 325 $   168,120
    Rothschild & Co.                                          9,469     391,401
    Rubis SCA                                                15,270   1,126,186
    Samse SA                                                     40       8,436
    Sanofi                                                   34,442   3,039,562
    Sartorius Stedim Biotech                                  6,814     590,260
    Savencia SA                                               3,529     358,444
    Schneider Electric SE(4834108)                           10,961   1,027,016
    Schneider Electric SE(B11BPS1)                            1,883     176,277
    SCOR SE                                                  83,183   3,723,108
    SEB SA                                                    7,961   1,644,760
    Seche Environnement SA                                    1,216      46,779
#*  Sequana SA                                               48,633      49,618
    SES SA                                                   54,871     856,264
*   SES-imagotag SA                                           1,158      43,080
    Societe BIC SA                                            1,862     213,226
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                    763      49,794
    Societe Generale SA                                      54,754   3,182,168
    Societe Marseillaise du Tunnel Prado-Carenage SA            200       5,926
#   Sodexo SA                                                 4,548     582,972
*   SOITEC                                                    5,158     423,082
#*  Solocal Group                                           174,845     216,772
    Somfy SA                                                  1,665     185,549
    Sopra Steria Group                                        6,764   1,372,620
    SPIE SA                                                  30,836     766,300
*   Stallergenes Greer P.L.C.                                 2,696     116,024
*   Ste Industrielle d'Aviation Latecoere SA                 70,090     481,196
    Stef SA                                                   2,766     339,791
    STMicroelectronics NV(5962332)                          182,377   4,355,139
#   STMicroelectronics NV(2430025)                           10,413     248,871
    Suez                                                     22,409     334,041
    Sword Group                                               3,414     157,780
    Synergie SA                                               4,953     294,948
    Tarkett SA                                                9,345     365,341
    Technicolor SA                                          169,116     631,944
    Teleperformance                                          19,734   2,990,760
    Television Francaise 1                                   64,164     962,374
    Tessi SA                                                    226      53,458
    Thales SA                                                 9,554   1,070,942
    Thermador Groupe                                          1,165     186,012
    Total Gabon                                                 264      50,969
    Total SA                                                189,670  10,997,051
#   Total SA Sponsored ADR                                       57       3,309
#*  Touax SA                                                  1,315      18,599
    Trigano SA                                                4,601     893,154
*   Ubisoft Entertainment SA                                 57,406   4,913,013
    Union Financiere de France BQE SA                           995      38,337
    Valeo SA                                                 20,037   1,577,687
#*  Vallourec SA                                            261,126   1,788,323
#*  Valneva SE                                               28,658     128,852
    Vetoquinol SA                                             1,570     105,689
    Vicat SA                                                 11,855     976,762
    VIEL & Cie SA                                            11,743      78,382

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Vilmorin & Cie SA                                        5,151 $    563,272
    Vinci SA                                                17,186    1,857,442
*   Virbac SA                                                1,647      253,099
    Vivendi SA                                              48,841    1,431,031
    Vranken-Pommery Monopole SA                                658       19,517
*   Worldline SA                                             4,965      280,696
#   Zodiac Aerospace                                        15,279      474,824
                                                                   ------------
TOTAL FRANCE                                                        180,996,107
                                                                   ------------
GERMANY -- (6.4%)
    1&1 Drillisch AG                                         9,813      816,283
    Aareal Bank AG                                          49,360    2,495,259
    Adidas AG                                               11,271    2,619,099
*   Adler Modemaerkte AG                                     4,316       32,015
*   ADLER Real Estate AG                                     5,972       95,957
    ADO Properties SA                                        1,399       75,382
*   ADVA Optical Networking SE                              29,132      245,877
*   AIXTRON SE                                              24,048      363,293
    All for One Steeb AG                                       486       41,974
    Allgeier SE                                              2,271       76,768
    Allianz SE                                              24,707    6,249,048
    Allianz SE Sponsored ADR                                11,988      303,536
    Amadeus Fire AG                                          2,702      278,619
*   AS Creation Tapeten                                         50        1,370
    Atoss Software AG                                          270       29,013
    Aurubis AG                                              26,836    2,820,013
    Axel Springer SE                                        20,007    1,758,165
    BASF SE                                                 39,408    4,621,679
    Basler AG                                                  666      166,724
    Bauer AG                                                10,205      313,138
    Bayer AG                                                15,165    1,987,181
    Bayerische Motoren Werke AG                             33,569    3,834,490
    BayWa AG                                                10,916      423,373
    Bechtle AG                                              13,772    1,256,047
    Beiersdorf AG                                            3,976      471,415
#   Bertrandt AG                                             2,868      367,820
    Bijou Brigitte AG                                        2,005      124,225
    Bilfinger SE                                            26,510    1,244,341
    Borussia Dortmund GmbH & Co. KGaA                       52,890      375,699
    Brenntag AG                                             28,153    1,827,639
    CANCOM SE                                                7,134      673,999
    Carl Zeiss Meditec AG                                    9,481      620,576
    CECONOMY AG                                             85,536    1,233,154
    CENIT AG                                                 3,984      109,985
    CENTROTEC Sustainable AG                                 8,383      159,253
    Cewe Stiftung & Co. KGAA                                 4,726      514,715
    Comdirect Bank AG                                       17,855      257,644
*   Commerzbank AG                                         150,070    2,476,302
    CompuGroup Medical SE                                   10,913      691,168
*   Constantin Medien AG                                    24,128       68,300
    Continental AG                                           3,798    1,140,949
    Covestro AG                                              1,796      206,810

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    CropEnergies AG                                           21,443 $  193,795
    CTS Eventim AG & Co. KGaA                                 19,460    973,000
    Daimler AG                                                89,896  8,233,277
#   Delticom AG                                                1,376     19,432
    Deutsche Bank AG(D18190898)                              141,540  2,595,844
    Deutsche Bank AG(5750355)                                  2,154     39,635
    Deutsche Beteiligungs AG                                   8,326    513,908
    Deutsche Boerse AG                                         9,256  1,189,544
    Deutsche EuroShop AG                                      13,752    540,343
    Deutsche Lufthansa AG                                    152,127  5,434,399
    Deutsche Pfandbriefbank AG                                66,019  1,220,271
    Deutsche Post AG                                          27,702  1,308,488
    Deutsche Telekom AG                                      169,229  2,968,281
#   Deutsche Telekom AG Sponsored ADR                         16,349    286,761
    Deutsche Wohnen SE                                        28,338  1,281,296
    Deutz AG                                                  67,408    625,939
*   Dialog Semiconductor P.L.C.                               22,606    689,206
    DIC Asset AG                                              12,738    163,589
    Diebold Nixdorf AG                                         1,049     92,981
    DMG Mori AG                                                8,867    525,623
    Dr Hoenle AG                                               1,129     72,876
    Draegerwerk AG & Co. KGaA                                  2,421    184,791
    Duerr AG                                                  11,561  1,592,734
    E.ON SE                                                  588,434  6,185,070
    Eckert & Ziegler AG                                        2,499    116,204
    EDAG Engineering Group AG                                  2,912     59,265
    Elmos Semiconductor AG                                    10,591    313,680
#   ElringKlinger AG                                          25,983    603,548
*   Euromicron AG                                              4,826     49,253
*   Evotec AG                                                 10,643    194,347
    Fielmann AG                                               12,256  1,073,125
*   First Sensor AG                                            3,082     80,309
    Francotyp-Postalia Holding AG Class A                      2,977     16,203
    Fraport AG Frankfurt Airport Services Worldwide           20,490  2,425,984
    Freenet AG                                                52,793  2,024,408
    Fresenius Medical Care AG & Co. KGaA                      10,963  1,263,615
    Fresenius Medical Care AG & Co. KGaA ADR                   4,254    244,648
    Fresenius SE & Co. KGaA                                    4,529    396,407
    Fuchs Petrolub SE                                          9,153    464,802
    GEA Group AG                                               8,750    435,200
    Gerresheimer AG                                           22,141  1,933,914
    Gerry Weber International AG                              20,442    226,788
    Gesco AG                                                   5,936    227,120
    GFT Technologies SE                                       10,334    164,574
    Grammer AG                                                 8,822    555,787
    GRENKE AG                                                  4,212    502,322
*   H&R GmbH & Co. KGaA                                        7,923    140,377
    Hamburger Hafen und Logistik AG                           22,578    630,492
    Hannover Rueck SE                                          3,095    423,285
*   Hapag-Lloyd AG                                            26,681  1,106,720
    HeidelbergCement AG                                       21,428  2,326,138
*   Heidelberger Druckmaschinen AG                           230,953    834,891
    Hella GmbH & Co KGaA                                      24,271  1,729,613

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Henkel AG & Co. KGaA                                       1,781 $  222,936
    Highlight Communications AG                                8,842     56,616
    Hochtief AG                                                4,713    852,311
#*  HolidayCheck Group AG                                     22,280     82,967
    Hornbach Baumarkt AG                                       7,020    269,594
    Hugo Boss AG                                              29,121  2,674,569
    Indus Holding AG                                          11,669    926,290
    Infineon Technologies AG                                  11,283    328,518
    Infineon Technologies AG ADR                              44,524  1,298,765
    Innogy SE                                                 10,278    391,828
    Isra Vision AG                                             1,564    364,062
    Jenoptik AG                                               25,228  1,047,078
#   K+S AG                                                   156,431  4,396,423
    KION Group AG                                             20,672  1,900,062
    Kloeckner & Co. SE                                        76,269  1,011,415
    Koenig & Bauer AG                                         10,571    866,504
#   Krones AG                                                  4,449    621,731
    KSB SE & Co. KGaA                                             37     22,705
    KWS Saat SE                                                  787    332,243
    Lanxess AG                                                43,251  3,776,846
    LEG Immobilien AG                                         11,305  1,275,834
    Leifheit AG                                                3,878    137,062
    Leoni AG                                                  28,074  2,155,789
*   Linde AG                                                   6,050  1,485,588
*   LPKF Laser & Electronics AG                                8,623     92,075
    MAN SE                                                     1,923    228,790
*   Manz AG                                                    2,130     91,422
*   Medigene AG                                                5,173    109,012
    Merck KGaA                                                 3,932    430,392
#*  METRO AG                                                  66,823  1,453,285
    MLP SE                                                    42,958    302,669
    MTU Aero Engines AG                                       15,704  2,815,235
    Muenchener Rueckversicherungs-Gesellschaft AG             10,204  2,400,660
    Nemetschek SE                                              7,211    710,461
    Nexus AG                                                   2,861     95,720
#*  Nordex SE                                                 34,576    457,091
    Norma Group SE                                            26,027  2,050,032
    OHB SE                                                     4,708    270,907
    OSRAM Licht AG                                            27,767  2,426,815
    paragon AG                                                 1,392    143,311
*   Patrizia Immobilien AG                                    38,442    962,844
    Pfeiffer Vacuum Technology AG                              4,509    894,024
    PNE Wind AG                                               56,123    216,290
    Progress-Werk Oberkirch AG                                 1,001     58,451
    ProSiebenSat.1 Media SE                                   10,357    396,774
    PSI Software AG                                              969     22,831
    Puma SE                                                      579    244,164
*   QIAGEN NV(BYXS699)                                        33,237  1,111,692
#*  QIAGEN NV(N72482123)                                      12,402    415,343
    QSC AG                                                    78,252    145,945
    R Stahl AG                                                 1,041     39,172
    Rational AG                                                  971    683,025
    Rheinmetall AG                                            24,725  3,499,826

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    RHOEN-KLINIKUM AG                                         25,459 $1,002,508
    RIB Software SE                                           17,203    582,226
    RTL Group SA                                               2,466    209,085
*   RWE AG                                                   247,438  4,962,639
    S&T AG                                                    20,697    569,223
    SAF-Holland SA                                            26,728    627,259
    Salzgitter AG                                             30,953  1,869,571
    SAP SE                                                    10,370  1,173,267
*   Schaltbau Holding AG                                       2,774     96,789
    Secunet Security Networks AG                                 753     89,715
*   SGL Carbon SE                                              4,799     74,756
    SHW AG                                                     3,890    169,230
    Siemens AG                                                19,762  2,999,952
*   Siltronic AG                                               8,836  1,466,922
    Sixt Leasing SE                                            7,911    187,554
    Sixt SE                                                   10,681  1,103,515
#   SMA Solar Technology AG                                    7,066    384,666
*   SMT Scharf AG                                                508      9,227
    Softing AG                                                   444      5,415
    Software AG                                               20,534  1,114,528
    Stabilus SA                                                5,599    542,771
    Stroeer SE & Co. KGaA                                     10,637    819,793
    Suedzucker AG                                             57,029  1,086,829
*   SUESS MicroTec SE                                         17,284    344,430
    Surteco SE                                                 8,145    278,655
    Symrise AG                                                 7,136    598,011
    TAG Immobilien AG                                         23,606    466,621
    Takkt AG                                                  21,296    592,758
*   Talanx AG                                                 23,353  1,033,940
    Technotrans AG                                             2,417    134,398
*   Tele Columbus AG                                           6,441     72,258
    Telefonica Deutschland Holding AG                         46,678    235,951
    ThyssenKrupp AG                                           13,626    429,015
    TLG Immobilien AG                                         15,653    440,764
*   Tom Tailor Holding SE                                     28,208    396,540
    Traffic Systems SE                                         1,564     36,344
    Uniper SE                                                144,960  4,327,499
    United Internet AG                                        12,953    945,062
    VERBIO Vereinigte BioEnergie AG                           19,245    175,917
    Volkswagen AG                                              4,291    952,013
*   Vossloh AG                                                 6,996    384,678
    VTG AG                                                    10,991    569,049
    Wacker Chemie AG                                           9,036  1,813,089
    Wacker Neuson SE                                          23,068    945,154
    Washtec AG                                                 5,153    445,998
    Wirecard AG                                                1,510    188,265
    Wuestenrot & Wuerttembergische AG                         15,983    478,681
    XING SE                                                      914    319,685

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Zeal Network SE                                          4,915 $    152,532
                                                                   ------------
TOTAL GERMANY                                                       188,133,140
                                                                   ------------
HONG KONG -- (2.7%)
*   13 Holdings, Ltd. (The)                                321,000       15,825
    Aeon Credit Service Asia Co., Ltd.                      38,000       30,252
    Aeon Stores Hong Kong Co., Ltd.                         22,000       13,947
#   Agritrade Resources, Ltd.                            2,620,000      325,509
    AIA Group, Ltd.                                        325,600    2,781,112
    Alco Holdings, Ltd.                                    240,000       48,334
    Allied Group, Ltd.                                       6,000       36,688
    Allied Properties HK, Ltd.                           1,336,540      284,834
    APAC Resources, Ltd.                                    62,458       10,534
*   Applied Development Holdings, Ltd.                   1,060,000      101,624
    APT Satellite Holdings, Ltd.                           320,500      150,942
    Asia Financial Holdings, Ltd.                          136,000       84,203
    Asia Satellite Telecommunications Holdings, Ltd.        39,000       34,748
    Asia Standard International Group, Ltd.                426,000      119,367
    ASM Pacific Technology, Ltd.                            50,300      685,111
#   Associated International Hotels, Ltd.                   10,000       32,701
#*  Auto Italia Holdings                                   875,000       13,271
#   Bank of East Asia, Ltd. (The)                          108,950      470,298
*   Beijing Gas Blue Sky Holdings, Ltd.                  1,456,000      109,800
    BeijingWest Industries International, Ltd.             140,000       21,627
    BOC Aviation, Ltd.                                      44,600      261,896
    BOC Hong Kong Holdings, Ltd.                           143,000      729,309
    BOE Varitronix, Ltd.                                   231,000      121,062
*   Bonjour Holdings, Ltd.                                 596,200       19,739
    Bossini International Holdings, Ltd.                   724,000       37,472
#   Bright Smart Securities & Commodities Group, Ltd.      394,000      150,642
*   Brightoil Petroleum Holdings, Ltd.                   1,352,000      259,247
#*  Brockman Mining, Ltd.                                  873,840       12,622
*   Burwill Holdings, Ltd.                               2,486,000       96,638
    Cafe de Coral Holdings, Ltd.                            94,000      248,677
*   Cash Financial Services Group, Ltd.                    300,000        8,422
#*  Cathay Pacific Airways, Ltd.                           367,000      581,609
    CCT Fortis Holdings, Ltd.                               72,000        8,922
    Century City International Holdings, Ltd.            1,208,000      118,753
    CGN Mining Co., Ltd.                                 1,035,000       81,876
    Chen Hsong Holdings                                     48,000       14,458
    Cheuk Nang Holdings, Ltd.                               21,817       13,528
    Chevalier International Holdings, Ltd.                  30,055       49,545
*   China Best Group Holding, Ltd.                       1,940,000       23,920
*   China Chuanglian Education Financial Group, Ltd.       660,000       10,812
    China Display Optoelectronics Technology Holdings,
      Ltd.                                                 176,000       19,977
*   China Energy Development Holdings, Ltd.              5,604,000       70,587
*   China Ever Grand Financial Leasing Group Co., Ltd.     610,000        4,133
    China Flavors & Fragrances Co., Ltd.                   188,437       43,342
*   China Healthcare Enterprise Group, Ltd.                300,000        9,785
#*  China LNG Group, Ltd.                                  450,000       85,913
*   China Ludao Technology Co., Ltd.                       100,000       19,253
#*  China Medical & Healthcare Group, Ltd.                 620,000       20,555

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    China Motor Bus Co., Ltd.                                  1,200 $   15,416
#*  China Shandong Hi-Speed Financial Group, Ltd.            252,000     10,431
*   China Soft Power Technology Holdings, Ltd.             1,550,449     28,690
*   China Solar Energy Holdings, Ltd.                         64,000        276
*   China Star Entertainment, Ltd.                           374,000     26,677
#*  China Strategic Holdings, Ltd.                        11,265,000    132,281
    China Ting Group Holdings, Ltd.                          226,000     11,671
#   Chinese Estates Holdings, Ltd.                            85,500    144,101
*   Chinlink International Holdings, Ltd.                    280,800     35,844
    Chinney Investments, Ltd.                                112,000     51,336
    Chong Hing Bank, Ltd.                                     55,000    119,182
    Chow Sang Sang Holdings International, Ltd.              217,000    524,658
    Chow Tai Fook Jewellery Group, Ltd.                      188,200    210,646
    Chuang's China Investments, Ltd.                         850,000     67,092
    Chuang's Consortium International, Ltd.                  790,925    195,294
    CITIC Telecom International Holdings, Ltd.             1,665,000    501,136
    CK Hutchison Holdings, Ltd.                              167,460  2,258,780
    CK Infrastructure Holdings, Ltd.                          22,000    195,787
    CK Life Sciences Intl Holdings, Inc.                   1,358,000    106,690
    CMBC Capital Holdings, Ltd.                              630,000     45,823
*   CMMB Vision Holdings, Ltd.                             1,696,000     67,201
    CNQC International Holdings, Ltd.                        297,500    112,096
    CNT Group, Ltd.                                          518,000     32,297
*   Common Splendor International Health Industry Group,
      Ltd.                                                   550,000     47,902
*   Continental Holdings, Ltd.                             1,520,000     28,823
#*  Convoy Global Holdings, Ltd.                           5,166,000    110,285
*   Cosmopolitan International Holdings, Ltd.                220,000     26,709
#   Cowell e Holdings, Inc.                                  310,000     93,686
*   CP Lotus Corp.                                           260,000      4,659
*   Crocodile Garments                                       714,000     84,016
#   Cross-Harbour Holdings, Ltd. (The)                        29,048     47,593
    CSI Properties, Ltd.                                   5,271,515    328,622
*   CST Group, Ltd.                                       13,168,000     70,612
#   CW Group Holdings, Ltd.                                  443,000     79,176
    Dah Sing Banking Group, Ltd.                             269,795    637,320
    Dah Sing Financial Holdings, Ltd.                        140,666    948,405
    Dickson Concepts International, Ltd.                      34,500     12,993
    Dynamic Holdings, Ltd.                                     2,000      2,233
    Eagle Nice International Holdings, Ltd.                  242,000    112,526
    Emperor Capital Group, Ltd.                            2,145,000    177,557
    Emperor Entertainment Hotel, Ltd.                        570,000    131,895
    Emperor International Holdings, Ltd.                   1,253,750    441,901
    Emperor Watch & Jewellery, Ltd.                        2,400,000    118,388
#   Enerchina Holdings, Ltd.                               1,600,500    136,804
*   Energy International Investments Holdings, Ltd.          480,000     10,502
*   ENM Holdings, Ltd.                                       812,000     78,997
#*  Esprit Holdings, Ltd.                                  1,241,599    499,591
*   eSun Holdings, Ltd.                                       58,000      9,836
*   Eternity Investment, Ltd.                              1,730,000     42,037
    Fairwood Holdings, Ltd.                                   24,500    101,853
    Far East Consortium International, Ltd.                1,136,439    656,871
#   FIH Mobile, Ltd.                                       2,063,000    615,200
    First Pacific Co., Ltd.                                1,263,200    900,946

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   First Shanghai Investments, Ltd.                         720,000 $   97,265
#   Fountain SET Holdings, Ltd.                              772,000    108,543
*   Freeman FinTech Corp., Ltd.                            2,360,000    301,371
    Future Bright Holdings, Ltd.                             348,000     33,330
*   Future World Financial Holdings, Ltd.                     49,963      1,564
*   G-Resources Group, Ltd.                               19,963,800    244,259
    Galaxy Entertainment Group, Ltd.                         138,000  1,217,420
#*  GCL New Energy Holdings, Ltd.                          5,060,000    367,759
#   Genting Hong Kong, Ltd.                                  400,000     90,664
    Get Nice Financial Group, Ltd.                           296,150     77,041
    Get Nice Holdings, Ltd.                                4,976,000    184,127
    Giordano International, Ltd.                             878,000    448,958
*   Global Brands Group Holding, Ltd.                      4,998,000    433,467
    Glorious Sun Enterprises, Ltd.                           447,000     52,083
    Gold Peak Industries Holdings, Ltd.                       81,000      9,106
    Golden Resources Development International, Ltd.          90,000      5,684
*   Good Resources Holdings, Ltd.                          2,210,000     97,566
    Great Eagle Holdings, Ltd.                               202,568  1,063,601
*   Greentech Technology International, Ltd.                 710,000     11,662
    Guangnan Holdings, Ltd.                                  154,000     19,286
    Guoco Group, Ltd.                                          7,000     99,449
#   Guotai Junan International Holdings, Ltd.              1,408,000    511,043
#   Haitong International Securities Group, Ltd.             953,036    674,174
    Hang Lung Group, Ltd.                                    353,000  1,339,885
    Hang Lung Properties, Ltd.                               379,000    998,964
    Hang Seng Bank, Ltd.                                      22,400    532,210
    Hanison Construction Holdings, Ltd.                      201,459     39,840
*   Hao Tian Development Group, Ltd.                       2,093,933     80,032
    Harbour Centre Development, Ltd.                          53,000    102,183
    Henderson Land Development Co., Ltd.                      89,484    624,473
    Henry Group Holdings, Ltd.                               102,000     31,624
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                   119,288    110,148
    HKBN, Ltd.                                               322,000    405,263
    HKR International, Ltd.                                  678,171    446,300
    HKT Trust & HKT, Ltd.                                    378,000    472,726
    Hon Kwok Land Investment Co., Ltd.                       110,000     70,334
#   Hong Kong & China Gas Co., Ltd.                           51,000    100,732
    Hong Kong Aircraft Engineering Co., Ltd.                  20,400    126,243
#   Hong Kong Ferry Holdings Co., Ltd.                        21,000     24,211
#   Hong Kong International Construction Investment
      Management Group Co., Ltd.                             238,000     67,939
*   Hong Kong Television Network, Ltd.                       297,000    140,461
#   Hongkong & Shanghai Hotels, Ltd. (The)                   304,000    467,330
    Hongkong Chinese, Ltd.                                   164,000     28,675
    Hop Hing Group Holdings, Ltd.                          1,832,000     48,678
    Hopewell Holdings, Ltd.                                  359,500  1,455,621
#*  Hsin Chong Group Holdings, Ltd.                        1,532,000     12,847
*   Huan Yue Interactive Holdings, Ltd.                      121,000     12,015
*   Huarong International Financial Holdings, Ltd.            30,000     10,283
#*  Huarong Investment Stock Corp., Ltd.                     175,000     34,790
    Hung Hing Printing Group, Ltd.                           150,000     32,568
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.    944,000    383,305
    Hysan Development Co., Ltd.                               33,000    184,121

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   I-CABLE Communications, Ltd.                             253,027 $    7,042
#   IGG, Inc.                                                282,000    312,795
*   Imagi International Holdings, Ltd.                       112,799      7,621
#   IPE Group, Ltd.                                          365,000     78,418
#*  IRC, Ltd.                                              1,109,066     30,008
    IT, Ltd.                                                 298,000    137,885
#   ITC Properties Group, Ltd.                               464,526    162,488
    Johnson Electric Holdings, Ltd.                          204,625    834,977
    Kader Holdings Co., Ltd.                                 214,000     38,023
    Karrie International Holdings, Ltd.                      118,000     19,292
    Kerry Logistics Network, Ltd.                            317,750    457,167
    Kerry Properties, Ltd.                                   248,500  1,188,420
    Kingmaker Footwear Holdings, Ltd.                        204,000     55,209
#   Kingston Financial Group, Ltd.                           222,000    172,265
    Kowloon Development Co., Ltd.                            339,000    362,652
*   Kwan On Holdings, Ltd.                                   180,000     24,203
    Kwoon Chung Bus Holdings, Ltd.                            42,000     23,665
    L'Occitane International SA                              139,250    257,623
    Lai Sun Development Co., Ltd.                            225,913    404,118
    Lai Sun Garment International, Ltd.                       20,000     35,624
*   Landing International Development, Ltd.               51,510,000  2,292,933
    Li & Fung, Ltd.                                        2,202,000  1,121,762
    Lifestyle International Holdings, Ltd.                   259,000    390,388
    Lippo China Resources, Ltd.                            2,772,000     88,243
    Lippo, Ltd.                                                9,000      5,360
    Liu Chong Hing Investment, Ltd.                          192,000    329,039
    Luk Fook Holdings International, Ltd.                    211,000    753,387
    Lung Kee Bermuda Holdings                                106,000     51,132
*   Macau Legend Development, Ltd.                         1,539,000    243,173
    Magnificent Hotel Investment, Ltd.                       818,000     24,267
    Man Wah Holdings, Ltd.                                   894,400    951,319
*   Mason Group Holdings, Ltd.                             9,723,999    157,534
*   Master Glory Group, Ltd.(BYTP1T9)                      7,115,708     95,498
*   Master Glory Group, Ltd.(BYTP1T9)                        567,744      7,621
    Melco International Development, Ltd.                    470,000  1,407,092
    Melco Resorts & Entertainment, Ltd. ADR                   10,831    322,547
    MGM China Holdings, Ltd.                                  76,400    234,916
    Microport Scientific Corp.                                44,000     46,166
*   Midland Holdings, Ltd.                                   358,584    114,315
*   Midland IC&I, Ltd.                                       179,292      8,962
    Ming Fai International Holdings, Ltd.                    146,000     22,786
    Miramar Hotel & Investment                               138,000    294,827
    Modern Dental Group, Ltd.                                175,000     58,342
*   Mongolian Mining Corp.                                 4,708,499    154,285
    MTR Corp., Ltd.                                           40,412    231,119
    NagaCorp, Ltd.                                         1,588,000  1,296,749
    Nameson Holdings, Ltd.                                   266,000    108,283
*   National United Resources Holdings, Ltd.                 350,000      1,190
*   Neo-Neon Holdings, Ltd.                                  205,000     19,120
*   NEW Concepts Holdings, Ltd.                               40,000     23,282
#*  New Sports Group, Ltd.                                   455,500     42,947
*   New Times Energy Corp., Ltd.                           1,192,000     31,189
#   New World Development Co., Ltd.                        1,115,865  1,798,734

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
#*  Newocean Energy Holdings, Ltd.                           834,000 $  210,379
*   Next Digital, Ltd.                                       436,000     20,048
*   Nine Express, Ltd.                                     1,062,000     46,778
#   NWS Holdings, Ltd.                                       277,830    539,999
    OP Financial Investments, Ltd.                           276,000     89,349
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.   945,000     72,429
    Orient Overseas International, Ltd.                      195,500  1,836,993
    Oriental Watch Holdings                                  198,000     50,604
*   Pacific Andes International Holdings, Ltd.             1,218,336      4,267
*   Pacific Basin Shipping, Ltd.                           2,817,000    652,569
*   Pacific Plywood Holdings, Ltd.                           280,000     13,954
    Pacific Textiles Holdings, Ltd.                          281,000    294,611
    Paliburg Holdings, Ltd.                                  246,000    108,181
#*  Paradise Entertainment, Ltd.                             340,000     37,866
    PCCW, Ltd.                                             1,152,013    663,461
*   Pearl Oriental Oil, Ltd.                                 933,800     29,109
    Perfect Shape Beauty Technology, Ltd.                     56,000      8,515
    Pico Far East Holdings, Ltd.                             430,000    171,975
    Playmates Holdings, Ltd.                                 960,000    134,693
    Playmates Toys, Ltd.                                     496,000     79,802
    Polytec Asset Holdings, Ltd.                             930,000     74,030
    Prada SpA                                                 26,200    107,340
*   PT International Development Co., Ltd.                   578,000     35,659
    Public Financial Holdings, Ltd.                          164,000     72,649
    PuraPharm Corp., Ltd.                                     70,000     24,841
*   PYI Corp., Ltd.                                        2,968,000     66,597
#*  Realord Group Holdings, Ltd.                              18,000     11,293
    Regal Hotels International Holdings, Ltd.                296,000    211,815
*   Regent Pacific Group, Ltd.                               940,000     46,197
#   Regina Miracle International Holdings, Ltd.              155,000    139,654
    SA SA International Holdings, Ltd.                       499,726    216,896
    Safety Godown Co., Ltd.                                   28,000     64,731
    Samsonite International SA                               175,800    759,784
    SAS Dragon Holdings, Ltd.                                294,000     99,258
#   SEA Holdings, Ltd.                                       166,968    339,419
    Shangri-La Asia, Ltd.                                     87,666    222,285
#   Shenwan Hongyuan HK, Ltd.                                212,500     77,210
*   Shougang Concord Grand Group, Ltd.                       253,000      7,186
    Shun Ho Property Investments, Ltd.                        13,497      5,098
    Shun Tak Holdings, Ltd.                                1,321,249    568,457
*   Silver base Group Holdings, Ltd.                         723,000     75,721
#*  Sincere Watch Hong Kong, Ltd.                          4,770,000     69,685
    Singamas Container Holdings, Ltd.                      1,134,000    228,652
    Sino Land Co., Ltd.                                      532,054    981,279
    SITC International Holdings Co., Ltd.                    574,000    656,697
    Sitoy Group Holdings, Ltd.                               239,000     47,640
    SJM Holdings, Ltd.                                       696,000    694,048
#   Sky Light Holdings, Ltd.                                 139,000     22,934
    SmarTone Telecommunications Holdings, Ltd.               270,166    314,517
*   SOCAM Development, Ltd.                                  297,768     77,005
#*  Solartech International Holdings, Ltd.                 1,760,000    150,146
*   Solomon Systech International, Ltd.                      568,000     25,737
    Soundwill Holdings, Ltd.                                  69,000    137,305

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
*   South China Financial Holdings, Ltd.                   9,000,000 $   53,953
*   South China Holdings Co., Ltd.                         1,200,000     46,066
    Stella International Holdings, Ltd.                      354,000    512,787
*   Stelux Holdings International, Ltd.                      162,800     12,742
    Strong Petrochemical Holdings, Ltd.                      264,000     42,634
*   Success Universe Group, Ltd.                             300,000      9,501
#*  Summit Ascent Holdings, Ltd.                             378,000     42,532
    Sun Hung Kai & Co., Ltd.                                 569,341    370,946
    Sun Hung Kai Properties, Ltd.                             95,282  1,647,315
*   Suncorp Technologies, Ltd.                             2,920,000      8,584
    Swire Pacific, Ltd. Class A                               99,000    988,124
    Swire Pacific, Ltd. Class B                              162,500    278,493
    TAI Cheung Holdings, Ltd.                                191,000    236,582
    Tai United Holdings, Ltd.                                240,000     38,749
*   Talent Property Group, Ltd.                            2,925,000     32,673
    Tao Heung Holdings, Ltd.                                 324,000     61,322
    Techtronic Industries Co., Ltd.                          218,000  1,452,548
    Television Broadcasts, Ltd.                              131,600    469,542
    Texwinca Holdings, Ltd.                                  620,000    339,155
*   Tom Group, Ltd.                                          130,000     36,288
#   Town Health International Medical Group, Ltd.          1,292,000    113,961
    Tradelink Electronic Commerce, Ltd.                      118,000     20,949
    Transport International Holdings, Ltd.                   170,627    532,037
*   Trinity, Ltd.                                            840,000     82,241
*   TSC Group Holdings, Ltd.                                 350,000     45,211
    Tsui Wah Holdings, Ltd.                                  100,000     14,931
#*  United Laboratories International Holdings, Ltd. (The)   573,000    500,755
*   Universe International Financial Holdings, Ltd.          410,000     33,091
*   Up Energy Development Group, Ltd.                        590,000      1,825
*   Value Convergence Holdings, Ltd.                         384,000     76,176
    Value Partners Group, Ltd.                                76,000     96,571
    Vantage International Holdings, Ltd.                     314,000     39,864
    Vedan International Holdings, Ltd.                       420,000     43,950
*   Victory City International Holdings, Ltd.              2,755,740     64,452
    Vitasoy International Holdings, Ltd.                     326,000    833,549
*   VS International Group, Ltd.                             470,000     16,445
    VSTECS Holdings, Ltd.                                    553,200    294,089
    VTech Holdings, Ltd.                                      56,900    784,877
    Wai Kee Holdings, Ltd.                                    46,000     25,750
    Wang On Group, Ltd.                                    8,600,000    129,837
    Water Oasis Group, Ltd.                                   98,000     11,752
    WH Group, Ltd.                                           763,500    943,994
    Wharf Holdings, Ltd. (The)                               123,000    501,160
*   Wharf Real Estate Investment Co., Ltd.                    93,000    642,576
    Wheelock & Co., Ltd.                                     186,000  1,454,637
    Win Hanverky Holdings, Ltd.                              436,000     58,543
*   Winfull Group Holdings, Ltd.                             896,000     18,669
    Wing On Co. International, Ltd.                           30,000    111,856
    Wing Tai Properties, Ltd.                                138,000    103,906
    Wonderful Sky Financial Group Holdings, Ltd.             218,000     40,904
    Wynn Macau, Ltd.                                          85,200    301,004
    Xinyi Glass Holdings, Ltd.                               986,000  1,493,916
#*  Yat Sing Holdings, Ltd.                                   65,000     23,416

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
#   Yeebo International Holdings, Ltd.                      138,000 $    49,419
    YGM Trading, Ltd.                                         8,000       6,354
*   YT Realty Group, Ltd.                                    26,000       8,614
    Yue Yuen Industrial Holdings, Ltd.                      181,000     817,985
    Yugang International, Ltd.                            4,976,000     130,033
*   ZH International Holdings, Ltd.                         800,000      28,194
                                                                    -----------
TOTAL HONG KONG                                                      80,691,365
                                                                    -----------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                            271,276   2,648,880
    C&C Group P.L.C.                                        209,847     786,136
    CRH P.L.C.                                                4,854     180,269
#   CRH P.L.C. Sponsored ADR                                 68,904   2,576,321
*   FBD Holdings P.L.C.                                       9,314     124,162
    Glanbia P.L.C.                                           48,582     830,876
    IFG Group P.L.C.                                         20,762      53,338
*   Independent News & Media P.L.C.                         208,581      28,362
    Irish Continental Group P.L.C.                           53,166     377,001
*   Kenmare Resources P.L.C.                                    356       1,427
    Kerry Group P.L.C. Class A                                8,057     858,555
    Kingspan Group P.L.C.                                    40,662   1,875,295
    Paddy Power Betfair P.L.C.(BWXC0Z1)                       8,908   1,033,059
    Paddy Power Betfair P.L.C.(BWT6H89)                      24,551   2,849,158
*   Permanent TSB Group Holdings P.L.C.                       6,962      18,593
    Smurfit Kappa Group P.L.C.                               40,275   1,413,403
                                                                    -----------
TOTAL IRELAND                                                        15,654,835
                                                                    -----------
ISRAEL -- (0.8%)
*   ADO Group, Ltd.                                           2,618      52,186
*   Africa Israel Properties, Ltd.                            2,276      56,920
*   Airport City, Ltd.                                       13,185     169,674
    Albaad Massuot Yitzhak, Ltd.                                841      12,906
*   Allot Communications, Ltd.                               16,771      85,453
    Alony Hetz Properties & Investments, Ltd.                 3,047      31,989
    Alrov Properties and Lodgings, Ltd.                       2,634     108,605
    Amot Investments, Ltd.                                   21,324     127,442
*   Arko Holdings, Ltd.                                      64,791      37,180
    Ashtrom Properties, Ltd.                                 15,332      87,706
*   AudioCodes, Ltd.                                          4,091      31,862
    Avgol Industries 1953, Ltd.                              43,315      53,298
    Azorim-Investment Development & Construction Co.,
*     Ltd.                                                   64,324      79,744
    Bank Hapoalim BM                                        269,568   2,013,998
    Bank Leumi Le-Israel BM                                 496,069   3,044,945
    Bayside Land Corp.                                          192      96,522
    Bezeq The Israeli Telecommunication Corp., Ltd.         127,225     209,696
    Big Shopping Centers, Ltd.                                  959      64,910
#   Blue Square Real Estate, Ltd.                             1,417      58,263
*   Brack Capital Properties NV                                 574      68,078
    Camtek, Ltd.                                              5,751      40,037
    Carasso Motors, Ltd.                                      4,363      36,486
*   Cellcom Israel, Ltd.(M2196U109)                          11,781     109,563
*   Cellcom Israel, Ltd.(B23WQK8)                            10,729      99,904

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Ceragon Networks, Ltd.                                    21,364 $   44,437
*   Clal Biotechnology Industries, Ltd.                       22,507     22,895
*   Clal Insurance Enterprises Holdings, Ltd.                 18,250    354,822
*   Compugen, Ltd.                                             6,312     18,843
    Delek Automotive Systems, Ltd.                            14,400    111,825
    Delek Group, Ltd.                                            546     95,986
    Delta-Galil Industries, Ltd.                               6,683    236,422
    Direct Insurance Financial Investments, Ltd.              11,694    152,926
#   El Al Israel Airlines                                    236,525     97,479
    Elbit Systems, Ltd.(6308913)                               2,463    372,004
    Elbit Systems, Ltd.(2311614)                               1,367    204,763
    Electra Consumer Products 1970, Ltd.                       5,058     87,510
    Electra, Ltd.                                              1,243    331,865
*   Elron Electronic Industries, Ltd.                          7,966     41,680
*   Energix-Renewable Energies, Ltd.                          57,548     56,517
#*  Evogene, Ltd.                                              9,552     35,451
    First International Bank Of Israel, Ltd.                  27,055    610,382
    FMS Enterprises Migun, Ltd.                                1,604     63,393
    Formula Systems 1985, Ltd.                                 7,015    303,535
    Fox Wizel, Ltd.                                            3,538     72,430
    Frutarom Industries, Ltd.                                  8,615    898,081
*   Gilat Satellite Networks, Ltd.                            16,184    134,241
*   Hadera Paper, Ltd.                                         1,646    116,405
    Hamlet Israel-Canada, Ltd.                                 2,215     56,777
    Harel Insurance Investments & Financial Services, Ltd.    85,948    709,933
    Hilan, Ltd.                                                4,540    105,572
    IDI Insurance Co., Ltd.                                    1,303     94,180
*   Industrial Buildings Corp., Ltd.                          14,984     24,095
    Inrom Construction Industries, Ltd.                       17,637     87,303
    Israel Chemicals, Ltd.                                    70,349    296,111
*   Israel Discount Bank, Ltd. Class A                       401,234  1,200,238
    Israel Land Development Co., Ltd. (The)                    2,209     25,255
    Isras Investment Co., Ltd.                                   117     15,814
*   Issta Lines, Ltd.                                            665     15,318
*   Jerusalem Oil Exploration                                  6,588    408,370
*   Kamada, Ltd.                                               8,650     48,010
*   Kenon Holdings, Ltd.                                       8,647    258,331
    Kerur Holdings, Ltd.                                       2,045     63,921
    Maabarot Products, Ltd.                                    1,934     24,820
    Magic Software Enterprises, Ltd.                             765      6,878
    Malam - Team, Ltd.                                           210     24,798
    Matrix IT, Ltd.                                           39,848    472,879
#   Maytronics, Ltd.                                          13,486     74,451
*   Mazor Robotics, Ltd.                                       7,056    231,860
    Mega Or Holdings, Ltd.                                     1,140     17,867
    Meitav Dash Investments, Ltd.                             17,994     67,312
    Melisron, Ltd.                                             3,433    153,486
    Menora Mivtachim Holdings, Ltd.                           19,369    281,200
    Migdal Insurance & Financial Holding, Ltd.               317,779    381,343
    Mivtach Shamir Holdings, Ltd.                              3,588     79,859
    Mizrahi Tefahot Bank, Ltd.                                50,896    990,598
    Naphtha Israel Petroleum Corp., Ltd.                      23,205    156,329
    Neto ME Holdings, Ltd.                                     1,167    107,003

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
#   Nice, Ltd. Sponsored ADR                                  3,145 $   286,510
*   Nova Measuring Instruments, Ltd.                         10,812     294,086
    Oil Refineries, Ltd.                                    925,799     438,483
*   Partner Communications Co., Ltd.                         31,937     180,864
*   Partner Communications Co., Ltd. ADR                     10,082      56,459
    Paz Oil Co., Ltd.                                         3,259     561,394
*   Phoenix Holdings, Ltd. (The)                             58,337     365,989
    Plasson Industries, Ltd.                                  1,612      90,825
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      2,501     146,609
    Scope Metals Group, Ltd.                                  3,975     122,425
    Shapir Engineering and Industry, Ltd.                    17,780      72,691
    Shikun & Binui, Ltd.                                    169,004     412,910
    Shufersal, Ltd.                                          58,568     421,634
    Strauss Group, Ltd.                                       6,285     141,680
    Summit Real Estate Holdings, Ltd.                        14,165     132,959
*   Suny Cellular Communication, Ltd.                        64,446      43,167
    Tadiran Holdings, Ltd.                                      907      30,438
    Teva Pharmaceutical Industries, Ltd.                        395       8,065
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR       23,243     474,390
*   Tower Semiconductor, Ltd.(2898173)                        5,885     204,445
*   Tower Semiconductor, Ltd.(6320605)                        6,141     214,027
#*  Union Bank of Israel                                     14,302      80,885
                                                                    -----------
TOTAL ISRAEL                                                         22,502,105
                                                                    -----------
ITALY -- (3.2%)
    A2A SpA                                                 622,613   1,196,526
    ACEA SpA                                                 17,215     332,316
*   Aeffe SpA                                                10,396      29,834
    Amplifon SpA                                             36,372     646,797
    Anima Holding SpA                                       103,525     868,586
*   Ansaldo STS SpA                                          28,735     435,131
*   Arnoldo Mondadori Editore SpA                            95,965     268,019
    Ascopiave SpA                                            36,241     159,720
#   Assicurazioni Generali SpA                              303,243   6,016,058
#   Astaldi SpA                                              38,221     130,549
#   Atlantia SpA                                             19,780     654,714
    Autogrill SpA                                            51,004     710,206
    Azimut Holding SpA                                       48,697   1,109,046
*   Banca Carige SpA                                        411,459       4,396
    Banca Generali SpA                                       20,370     763,002
    Banca IFIS SpA                                           14,943     711,046
    Banca Mediolanum SpA                                     58,302     571,974
*   Banca Monte dei Paschi di Siena SpA                       3,155      14,810
    Banca Popolare di Sondrio SCPA                          314,641   1,270,934
#   Banca Profilo SpA                                       193,938      61,363
    Banca Sistema SpA                                        22,679      66,204
#*  Banco BPM SpA                                         1,218,177   4,636,865
    Banco di Desio e della Brianza SpA                       23,249      67,016
    BasicNet SpA                                             13,861      64,485
    BE                                                       54,666      68,135
    Biesse SpA                                                5,834     327,874
#   BPER Banca                                              390,132   2,276,939

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    Brembo SpA                                                61,403 $  991,682
    Brunello Cucinelli SpA                                     6,136    205,705
#   Buzzi Unicem SpA                                          35,964  1,055,946
    Cairo Communication SpA                                   52,291    241,595
    Cementir Holding SpA                                      38,268    359,224
    Cerved Information Solutions SpA                          69,800    984,376
    CIR-Compagnie Industriali Riunite SpA                    273,909    397,300
    CNH Industrial NV                                         37,663    556,911
    Credito Emiliano SpA                                      57,680    557,617
#*  Credito Valtellinese SpA                                   7,374     98,333
#*  d'Amico International Shipping SA                        121,883     39,433
    Danieli & C Officine Meccaniche SpA                       10,128    289,398
    Datalogic SpA                                              8,090    322,358
    Davide Campari-Milano SpA                                130,896  1,042,604
    De' Longhi SpA                                            19,708    663,002
    DeA Capital SpA                                           73,160    133,095
    DiaSorin SpA                                               7,588    734,058
    Ei Towers SpA                                              7,687    469,713
    El.En. SpA                                                 1,628     59,814
*   Elica SpA                                                 12,474     37,213
    Emak SpA                                                  25,019     47,296
    Enel SpA                                                 161,430  1,026,273
    Eni SpA                                                  211,731  3,811,626
    Eni SpA Sponsored ADR                                      7,138    258,538
    ERG SpA                                                   40,001    828,974
    Esprinet SpA                                              15,324     84,095
#*  Eurotech SpA                                              15,195     25,274
*   Exprivia SpA                                              15,355     29,692
    Falck Renewables SpA                                     156,379    392,672
    Ferrari NV                                                 8,873  1,058,658
    Fiat Chrysler Automobiles NV                             323,657  7,822,351
*   Fincantieri SpA                                          347,770    621,858
    FinecoBank Banca Fineco SpA                              156,742  1,948,792
    FNM SpA                                                  128,567    118,060
*   GEDI Gruppo Editoriale SpA                               126,073     99,913
    Gefran SpA                                                 3,892     51,249
#   Geox SpA                                                  28,531     97,324
    Gruppo MutuiOnline SpA                                    10,016    194,066
    Hera SpA                                                 293,483  1,072,671
*   IMMSI SpA                                                199,356    186,230
    Industria Macchine Automatiche SpA                         6,838    598,377
    Infrastrutture Wireless Italiane SpA                      29,015    209,690
*   Intek Group SpA                                          193,348     73,146
    Interpump Group SpA                                       25,461    917,922
    Intesa Sanpaolo SpA                                      621,281  2,441,098
    Iren SpA                                                 160,842    520,446
    Italgas SpA                                               72,703    449,205
    Italmobiliare SpA                                          5,680    173,497
#*  Juventus Football Club SpA                               222,962    225,925
    La Doria SpA                                               5,392    102,888
#   Leonardo SpA                                              64,144    774,194
    Luxottica Group SpA                                        2,713    174,443
    Maire Tecnimont SpA                                       50,031    260,730

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
    MARR SpA                                                  14,639 $  404,928
    Massimo Zanetti Beverage Group SpA                         4,477     42,416
*   Mediaset SpA                                             220,869    879,127
    Mediobanca Banca di Credito Finanziario SpA              252,551  3,071,490
    Moncler SpA                                               17,111    563,897
    OVS SpA                                                   60,761    450,070
    Parmalat SpA                                              79,702    309,431
    Piaggio & C SpA                                          108,372    327,451
#   Poste Italiane SpA                                        31,939    264,304
#*  Prelios SpA                                               12,061      1,730
    Prima Industrie SpA                                        2,678    123,386
    Prysmian SpA                                              55,310  1,945,720
    RAI Way SpA                                                9,144     56,166
#   Recordati SpA                                             28,280  1,287,825
    Reno de Medici SpA                                       107,923     86,520
    Reply SpA                                                  6,412    416,538
#*  Retelit SpA                                               66,357    149,222
*   Rizzoli Corriere Della Sera Mediagroup SpA                53,530     79,525
    Sabaf SpA                                                  1,979     48,495
    SAES Getters SpA                                           3,181    101,479
#*  Safilo Group SpA                                          26,513    156,511
#*  Saipem SpA                                               462,168  2,168,208
    Salini Impregilo SpA                                     116,194    467,792
#   Salvatore Ferragamo SpA                                   18,735    527,756
    Saras SpA                                                335,229    732,331
    Servizi Italia SpA                                         9,572     75,334
    Sesa SpA                                                   2,814     93,663
*   Snaitech SpA                                              44,579     85,945
    Snam SpA                                                  23,010    111,927
    Societa Cattolica di Assicurazioni SC                    116,571  1,450,319
    Societa Iniziative Autostradali e Servizi SpA             26,946    507,433
*   Sogefi SpA                                                42,385    211,824
    SOL SpA                                                   10,697    136,865
    Tamburi Investment Partners SpA                           19,827    151,664
#*  Telecom Italia SpA                                     3,067,642  2,760,480
*   Telecom Italia SpA Sponsored ADR                          32,914    298,201
    Tenaris SA                                                10,647    185,978
    Terna Rete Elettrica Nazionale SpA                       110,241    664,115
#*  Tiscali SpA                                              665,564     30,225
#   Tod's SpA                                                  4,012    302,317
#*  Trevi Finanziaria Industriale SpA                         75,599     42,181
    TXT e-solutions SpA                                        1,190     14,486
*   UniCredit SpA                                            180,377  3,976,871
    Unione di Banche Italiane SpA                            830,385  4,304,163
    Unipol Gruppo SpA                                        319,965  1,765,050
    UnipolSai Assicurazioni SpA                              846,418  2,188,383
    Vittoria Assicurazioni SpA                                16,966    274,426
#*  Yoox Net-A-Porter Group SpA                                8,796    413,146

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Zignago Vetro SpA                                         9,456 $    95,438
                                                                    -----------
TOTAL ITALY                                                          94,201,847
                                                                    -----------
JAPAN -- (24.2%)
    77 Bank, Ltd. (The)                                      55,000   1,443,520
    A&D Co., Ltd.                                            15,900     116,628
    ABC-Mart, Inc.                                            1,400      91,100
#*  Access Co., Ltd.                                         15,000     155,120
#   Accretive Co., Ltd.                                      13,100      45,226
    Achilles Corp.                                           12,600     268,032
#*  Acom Co., Ltd.                                           13,200      57,753
#   AD Works Co., Ltd.                                      140,000      57,788
    Adastria Co., Ltd.                                       12,760     272,626
    ADEKA Corp.                                              65,400   1,161,249
#   Adtec Plasma Technology Co., Ltd.                         3,500      68,072
    Advan Co., Ltd.                                          13,100     129,971
#   Advanex, Inc.                                             1,400      50,950
    Advantest Corp.                                           4,000      85,485
    Aeon Co., Ltd.                                          193,419   3,302,092
    Aeon Delight Co., Ltd.                                    7,900     288,851
    Aeon Fantasy Co., Ltd.                                    5,800     291,963
    AEON Financial Service Co., Ltd.                         17,700     442,819
    Aeon Hokkaido Corp.                                      14,000     108,007
    Aeon Mall Co., Ltd.                                       6,600     145,433
#   Aeria, Inc.                                               3,000      56,390
#*  AGORA Hospitality Group Co., Ltd.                        34,000      12,145
#   Agro-Kanesho Co., Ltd.                                    5,600     119,343
    Ahresty Corp.                                            15,300     129,691
    Ai Holdings Corp.                                        12,600     337,132
    Aica Kogyo Co., Ltd.                                     11,600     449,589
    Aichi Bank, Ltd. (The)                                    6,000     306,794
    Aichi Corp.                                              25,600     188,349
    Aichi Steel Corp.                                         9,300     382,738
    Aichi Tokei Denki Co., Ltd.                               2,200      89,885
    Aida Engineering, Ltd.                                   37,400     527,548
#*  Aigan Co., Ltd.                                          11,000      55,843
#   Ain Holdings, Inc.                                       12,900     789,712
    Aiphone Co., Ltd.                                         7,500     137,069
    Air Water, Inc.                                          32,000     686,682
    Airport Facilities Co., Ltd.                             14,900      90,804
    Airtech Japan, Ltd.                                       3,100      26,575
    Aisan Industry Co., Ltd.                                 31,600     381,453
    Aisin Seiki Co., Ltd.                                    27,506   1,609,970
    AIT Corp.                                                 2,600      29,961
    Aizawa Securities Co., Ltd.                              20,000     139,520
    Ajinomoto Co., Inc.                                       4,900      93,207
    Ajis Co., Ltd.                                            2,000      56,451
    Akatsuki Corp.                                            7,900      42,092
#*  Akebono Brake Industry Co., Ltd.                         68,100     200,798
    Akita Bank, Ltd. (The)                                   12,200     345,527
#   Albis Co., Ltd.                                           2,800      94,911
#   Alconix Corp.                                            18,100     418,251

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Alfresa Holdings Corp.                                    10,600 $  258,003
    Alinco, Inc.                                              12,100    141,346
    Alpen Co., Ltd.                                           12,300    284,707
    Alpha Corp.                                                5,800    116,598
    Alpha Systems, Inc.                                        4,560    105,654
    Alpine Electronics, Inc.                                  33,600    762,220
    Alps Electric Co., Ltd.                                   39,200  1,132,785
    Alps Logistics Co., Ltd.                                   7,600     69,028
    Altech Corp.                                               4,100     83,202
    Amada Holdings Co., Ltd.                                  12,300    182,957
    Amano Corp.                                               25,900    703,901
    Amiyaki Tei Co., Ltd.                                      2,800    135,221
    Amuse, Inc.                                                7,300    225,246
    Anest Iwata Corp.                                         16,100    188,233
    Anicom Holdings, Inc.                                      4,200    130,336
    Anritsu Corp.                                             46,300    596,187
    AOI Electronic Co., Ltd.                                   3,700    194,004
    AOI TYO Holdings, Inc.                                    11,088    141,602
    AOKI Holdings, Inc.                                       31,978    484,952
    Aomori Bank, Ltd. (The)                                   14,000    462,710
    Aoyama Trading Co., Ltd.                                  35,300  1,390,120
#   Aoyama Zaisan Networks Co., Ltd.                           5,900     90,717
    Aozora Bank, Ltd.                                          6,600    268,075
#   Apaman Co., Ltd.                                           5,900     47,382
    Arakawa Chemical Industries, Ltd.                         13,200    270,669
    Arata Corp.                                                7,100    367,784
    Araya Industrial Co., Ltd.                                 3,700     94,239
    Arcland Sakamoto Co., Ltd.                                22,400    386,471
    Arcland Service Holdings Co., Ltd.                         5,800    131,468
    Arcs Co., Ltd.                                            18,689    434,136
#   Ardepro Co., Ltd.                                         29,900     23,125
    Arealink Co., Ltd.                                         1,900     41,799
    Argo Graphics, Inc.                                        4,700    160,252
#   Ariake Japan Co., Ltd.                                     3,200    278,103
    Arisawa Manufacturing Co., Ltd.                           27,000    286,118
#*  Arrk Corp.                                                16,100     20,131
    Artnature, Inc.                                           16,800    119,855
    As One Corp.                                               3,100    199,834
    Asahi Broadcasting Corp.                                   6,200     50,681
#   Asahi Co., Ltd.                                            9,400    120,206
    Asahi Diamond Industrial Co., Ltd.                        35,300    436,065
    Asahi Glass Co., Ltd.                                     62,000  2,730,195
    Asahi Group Holdings, Ltd.                                 7,500    378,919
    Asahi Holdings, Inc.                                      16,700    331,560
    Asahi Intecc Co., Ltd.                                    20,000    768,339
    Asahi Kasei Corp.                                        241,000  3,161,917
    Asahi Kogyosha Co., Ltd.                                   3,300    101,574
    Asahi Yukizai Corp.                                       12,700    237,151
    Asante, Inc.                                               1,600     26,250
    Asanuma Corp.                                             53,000    189,669
#   Ashimori Industry Co., Ltd.                                4,300    113,870
    Asia Pile Holdings Corp.                                  16,600    108,376
    Asics Corp.                                               32,100    529,988

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    ASKA Pharmaceutical Co., Ltd.                             12,800 $  248,103
#   ASKUL Corp.                                                5,200    173,840
    Astellas Pharma, Inc.                                     16,800    220,940
    Asti Corp.                                                 1,800     81,004
#   Asukanet Co., Ltd.                                           800     11,832
    Asunaro Aoki Construction Co., Ltd.                       11,400    103,886
    Ateam, Inc.                                                3,800     95,588
    Atom Corp.                                                31,100    273,634
    Atsugi Co., Ltd.                                          14,400    165,088
    Autobacs Seven Co., Ltd.                                  32,100    642,633
#   Aval Data Corp.                                            2,300     57,193
    Avex, Inc.                                                23,100    345,062
    Awa Bank, Ltd. (The)                                     137,000    873,593
    Axell Corp.                                                4,700     37,551
    Axial Retailing, Inc.                                      9,300    381,107
    Azbil Corp.                                               15,100    703,777
    Bandai Namco Holdings, Inc.                               16,200    530,152
    Bando Chemical Industries, Ltd.                           30,100    357,045
    Bank of Iwate, Ltd. (The)                                 12,700    519,675
    Bank of Kochi, Ltd. (The)                                  5,900     74,405
    Bank of Kyoto, Ltd. (The)                                 18,400  1,036,722
#   Bank of Nagoya, Ltd. (The)                                11,000    424,066
    Bank of Okinawa, Ltd. (The)                               16,200    653,808
    Bank of Saga, Ltd. (The)                                  11,100    258,705
    Bank of the Ryukyus, Ltd.                                 20,100    313,739
    Bank of Toyama, Ltd. (The)                                   600     22,437
#   Baroque Japan, Ltd.                                        4,400     40,310
    Belc Co., Ltd.                                             5,400    311,286
    Bell System24 Holdings, Inc.                              10,300    148,590
    Belluna Co., Ltd.                                         32,400    398,856
    Benefit One, Inc.                                         13,100    331,005
    Benesse Holdings, Inc.                                    13,200    497,381
    Bic Camera, Inc.                                          31,100    479,835
    Biofermin Pharmaceutical Co., Ltd.                           400     10,728
    BML, Inc.                                                 14,100    380,309
#   Bookoff Corp.                                              4,100     31,278
    Bourbon Corp.                                              1,100     32,706
    BP Castrol K.K.                                            2,700     51,111
    Bridgestone Corp.                                         23,000  1,122,538
#   Broadband Tower, Inc.                                     19,300     35,450
    Broadleaf Co., Ltd.                                       27,800    285,259
    BRONCO BILLY Co., Ltd.                                     3,900    125,299
    Brother Industries, Ltd.                                 100,600  2,584,302
    Bunka Shutter Co., Ltd.                                   46,800    432,209
    C Uyemura & Co., Ltd.                                      1,400    110,238
    C'BON COSMETICS Co., Ltd.                                  1,300     45,584
    CAC Holdings Corp.                                        10,900    106,982
    Calbee, Inc.                                               3,300    116,595
    Can Do Co., Ltd.                                           4,500     72,583
    Canon Electronics, Inc.                                   13,400    349,092
    Canon Marketing Japan, Inc.                               17,500    481,938
    Canon, Inc.                                               21,700    865,829
    Canon, Inc. Sponsored ADR                                  7,971    320,594

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Capcom Co., Ltd.                                          18,100 $  692,400
    Career Design Center Co., Ltd.                             1,900     40,977
#   Carlit Holdings Co., Ltd.                                 13,800    161,484
#   Casio Computer Co., Ltd.                                  18,800    286,283
    Cawachi, Ltd.                                             12,900    314,229
    Central Automotive Products, Ltd.                          1,300     20,855
    Central Glass Co., Ltd.                                   26,200    586,421
#   Central Security Patrols Co., Ltd.                         5,400    130,789
    Central Sports Co., Ltd.                                   3,300    125,388
    Chiba Bank, Ltd. (The)                                   140,000  1,218,797
    Chiba Kogyo Bank, Ltd. (The)                              40,100    198,040
    Chilled & Frozen Logistics Holdings Co., Ltd.              3,700     54,721
    CHIMNEY Co., Ltd.                                          2,100     55,749
    Chino Corp.                                                7,100    110,027
    Chiyoda Co., Ltd.                                          6,100    151,372
    Chiyoda Corp.                                             79,400    755,288
    Chiyoda Integre Co., Ltd.                                 10,100    242,063
#   Chofu Seisakusho Co., Ltd.                                16,200    378,519
    Chori Co., Ltd.                                            7,300    131,409
    Chubu Shiryo Co., Ltd.                                    15,300    329,802
    Chudenko Corp.                                            23,000    667,459
    Chuetsu Pulp & Paper Co., Ltd.                             5,700    104,839
*   Chugai Mining Co., Ltd.                                   36,200      8,947
    Chugai Ro Co., Ltd.                                        4,800    119,346
    Chugoku Bank, Ltd. (The)                                  80,600  1,062,426
    Chugoku Marine Paints, Ltd.                               45,400    395,911
    Chukyo Bank, Ltd. (The)                                    8,500    180,879
    Chuo Spring Co., Ltd.                                      1,300     44,127
    CI Takiron Corp.                                          26,000    187,374
    Ci:z Holdings Co., Ltd.                                    5,800    309,359
#   Citizen Watch Co., Ltd.                                  203,500  1,563,562
    CK-San-Etsu Co., Ltd.                                      1,100     47,353
    CKD Corp.                                                 27,600    749,308
    Clarion Co., Ltd.                                         50,000    183,816
    Cleanup Corp.                                             15,200    121,275
    CMIC Holdings Co., Ltd.                                    8,200    156,943
    CMK Corp.                                                 36,200    355,797
    Coca-Cola Bottlers Japan Holdings, Inc.                    6,704    237,497
    Coco's Japan Co., Ltd.                                     1,400     29,048
    Cocokara fine, Inc.                                        8,100    485,170
#   COLOPL, Inc.                                              29,100    254,805
    Colowide Co., Ltd.                                        24,600    494,781
    Computer Engineering & Consulting, Ltd.                    5,400    157,906
    Computer Institute of Japan, Ltd.                          8,700     56,906
    COMSYS Holdings Corp.                                     38,400  1,074,006
    Concordia Financial Group, Ltd.                          210,738  1,285,021
    CONEXIO Corp.                                              7,800    173,366
    Corona Corp.                                              11,100    140,451
    Cosel Co., Ltd.                                           11,900    201,331
    Cosmo Energy Holdings Co., Ltd.                           45,300  1,783,531
    Cosmos Initia Co., Ltd.                                   11,300     97,585
    Cosmos Pharmaceutical Corp.                                1,000    178,814
    Cota Co., Ltd.                                             1,300     21,458

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    CRE, Inc.                                                  2,300 $   34,816
    Create Medic Co., Ltd.                                     4,700     54,857
#   Create Restaurants Holdings, Inc.                         15,400    170,750
    Create SD Holdings Co., Ltd.                              10,300    250,656
    Credit Saison Co., Ltd.                                   45,400    829,467
#   Creek & River Co., Ltd.                                    3,500     35,103
    Cresco, Ltd.                                               2,400     96,125
#   CROOZ, Inc.                                                1,900     46,422
#   Cross Plus, Inc.                                           1,400     14,530
    CTI Engineering Co., Ltd.                                 12,100    134,325
    CyberAgent, Inc.                                           5,200    226,126
    Cybernet Systems Co., Ltd.                                 9,200     61,645
    Cybozu, Inc.                                               3,600     19,360
    D.A. Consortium Holdings, Inc.                            10,800    237,966
    Dai Nippon Printing Co., Ltd.                             39,500    883,276
    Dai Nippon Toryo Co., Ltd.                                17,600    281,243
    Dai-Dan Co., Ltd.                                         10,800    265,643
    Dai-ichi Life Holdings, Inc.                              59,600  1,256,820
    Dai-ichi Seiko Co., Ltd.                                   7,000    197,504
    Daibiru Corp.                                             35,200    445,091
    Daicel Corp.                                              44,400    539,907
    Daido Kogyo Co., Ltd.                                      6,400    107,960
    Daido Metal Co., Ltd.                                     25,900    271,364
    Daido Steel Co., Ltd.                                     19,600  1,159,377
    Daidoh, Ltd.                                              17,900     76,457
    Daifuku Co., Ltd.                                         19,700  1,326,414
#   Daihatsu Diesel Manufacturing Co., Ltd.                   15,500    115,410
    Daihen Corp.                                              54,000    515,856
    Daiho Corp.                                               67,000    351,192
    Daiichi Jitsugyo Co., Ltd.                                 7,800    237,712
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                    14,200    191,938
    Daiichi Sankyo Co., Ltd.                                   2,300     77,220
    Daiichikosho Co., Ltd.                                    12,100    660,954
    Daiken Corp.                                               9,500    249,373
#   Daiken Medical Co., Ltd.                                   6,000     43,552
    Daiki Aluminium Industry Co., Ltd.                        25,000    204,862
    Daikin Industries, Ltd.                                    5,800    699,832
#   Daikoku Denki Co., Ltd.                                    5,700     92,856
    Daikokutenbussan Co., Ltd.                                 4,300    200,073
    Daikyo, Inc.                                              22,900    485,430
    Daikyonishikawa Corp.                                     17,900    292,427
    Dainichi Co., Ltd.                                         5,100     39,865
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.   10,400    511,100
#   Daio Paper Corp.                                          49,000    670,409
    Daisan Bank, Ltd. (The)                                   11,800    185,997
    Daiseki Co., Ltd.                                          8,700    261,132
    Daishi Bank, Ltd. (The)                                   21,200  1,006,322
    Daishinku Corp.                                            5,500     85,125
    Daisue Construction Co., Ltd.                              7,600     78,495
    Daisyo Corp.                                               2,000     31,566
    Daito Bank, Ltd. (The)                                     5,000     72,318
    Daito Pharmaceutical Co., Ltd.                             7,360    247,119
    Daito Trust Construction Co., Ltd.                         4,100    718,582

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Daitron Co., Ltd.                                          4,900 $  107,229
    Daiwa House Industry Co., Ltd.                            18,100    716,915
    Daiwa Industries, Ltd.                                    24,100    289,295
    Daiwa Securities Group, Inc.                             262,447  1,889,233
    Daiwabo Holdings Co., Ltd.                                16,300    726,633
    DCM Holdings Co., Ltd.                                    75,600    749,185
    Delica Foods Holdings Co., Ltd.                            1,300     17,896
    Dena Co., Ltd.                                            20,500    445,238
    Denka Co., Ltd.                                           48,200  1,926,482
    Denki Kogyo Co., Ltd.                                      9,700    275,393
    Densan System Co., Ltd.                                    1,700     32,108
    Denso Corp.                                                9,600    603,512
    Dentsu, Inc.                                               6,000    269,217
    Denyo Co., Ltd.                                           13,600    229,388
    Descente, Ltd.                                            13,900    253,365
    Dexerials Corp.                                           36,200    504,892
    DIC Corp.                                                 26,200  1,036,775
    Digital Arts, Inc.                                         4,000    148,824
    Dip Corp.                                                 13,300    424,622
    Disco Corp.                                                2,400    566,008
    DKS Co., Ltd.                                             35,000    286,094
    DMG Mori Co., Ltd.                                        66,900  1,531,895
    Don Quijote Holdings Co., Ltd.                             4,700    260,409
    Doshisha Co., Ltd.                                        11,800    277,354
    Doutor Nichires Holdings Co., Ltd.                        15,700    372,969
    Dowa Holdings Co., Ltd.                                   26,800  1,117,054
    DSB Co., Ltd.                                             10,500     70,791
    DTS Corp.                                                 13,700    501,266
    Duskin Co., Ltd.                                          29,900    776,827
    Dvx, Inc.                                                  3,000     37,174
    DyDo Group Holdings, Inc.                                  5,800    331,913
    Dynic Corp.                                                4,600     48,089
    Eagle Industry Co., Ltd.                                  15,800    313,730
#   Earth Chemical Co., Ltd.                                   2,400    125,342
    Ebara Corp.                                               34,400  1,412,065
    Ebara Foods Industry, Inc.                                   700     13,757
    Ebara Jitsugyo Co., Ltd.                                   5,300     92,597
#   Eco's Co., Ltd.                                            8,100     94,859
#   EDION Corp.                                               55,100    704,830
    eGuarantee, Inc.                                           2,300     82,609
#   Ehime Bank, Ltd. (The)                                    25,500    321,365
    Eidai Co., Ltd.                                           18,000     95,223
    Eighteenth Bank, Ltd. (The)                               84,000    229,472
    Eiken Chemical Co., Ltd.                                   5,900    261,777
    Eizo Corp.                                                 8,300    390,942
    Elecom Co., Ltd.                                          11,000    262,731
    Elematec Corp.                                             6,374    156,055
    en-japan, Inc.                                             8,300    444,561
    Endo Lighting Corp.                                        9,400    117,556
#*  Eneres Co., Ltd.                                           8,500     48,117
#*  Enigmo, Inc.                                               2,700     30,491
    Enomoto Co., Ltd.                                          1,400     25,243
    Enplas Corp.                                               6,300    237,542

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#*  Enshu, Ltd.                                               31,000 $   58,179
    EPS Holdings, Inc.                                        13,700    332,987
#   eRex Co., Ltd.                                            10,300    101,909
#   ES-Con Japan, Ltd.                                        12,700     84,947
    ESPEC Corp.                                               16,000    449,648
    Excel Co., Ltd.                                            5,800    142,605
    Exedy Corp.                                               24,400    856,551
    Ezaki Glico Co., Ltd.                                      6,600    336,795
    F&M Co., Ltd.                                              3,000     31,442
    F-Tech, Inc.                                               9,300    142,210
    F@N Communications, Inc.                                  17,500    142,040
    Faith, Inc.                                                5,500     66,615
    Falco Holdings Co., Ltd.                                   6,400    103,378
    FamilyMart UNY Holdings Co., Ltd.                         18,519  1,245,461
    FCC Co., Ltd.                                             25,500    685,752
#*  FDK Corp.                                                 29,000     67,464
    Feed One Co., Ltd.                                        70,140    164,835
*   Felissimo Corp.                                            1,400     16,932
    Fenwal Controls of Japan, Ltd.                             3,400     53,838
    Ferrotec Holdings Corp.                                   29,300    768,753
    FIDEA Holdings Co., Ltd.                                 161,400    296,935
#   Fields Corp.                                              13,000    143,814
    Financial Products Group Co., Ltd.                        25,600    391,284
#   FINDEX, Inc.                                               6,400     47,128
#*  First Baking Co., Ltd.                                       400      4,411
    First Bank of Toyama, Ltd. (The)                          10,500     49,278
    First Juken Co., Ltd.                                      5,100     82,674
    FJ Next Co., Ltd.                                         10,500     92,435
#*  Flight Holdings, Inc.                                      4,300     32,666
    Foster Electric Co., Ltd.                                 20,200    598,277
    FP Corp.                                                   9,000    475,484
    France Bed Holdings Co., Ltd.                             14,100    134,629
#   Freebit Co., Ltd.                                          4,900     48,560
#   Freund Corp.                                               3,800     41,288
#   FTGroup Co., Ltd.                                          6,300     58,467
    Fudo Tetra Corp.                                         123,200    210,379
    Fuji Co., Ltd.                                            14,400    304,220
#   Fuji Corp.                                                 2,000     47,256
    Fuji Corp., Ltd.                                          19,100    150,714
    Fuji Die Co., Ltd.                                         7,300     77,423
    Fuji Electric Co., Ltd.                                   85,000    701,772
    Fuji Furukawa Engineering & Construction Co., Ltd.         2,000      7,139
    Fuji Kosan Co., Ltd.                                         100        612
    Fuji Kyuko Co., Ltd.                                       8,100    240,106
    Fuji Machine Manufacturing Co., Ltd.                      40,600    859,057
    Fuji Media Holdings, Inc.                                 19,500    320,385
    Fuji Oil Co., Ltd.                                        44,900    234,679
    Fuji Oil Holdings, Inc.                                   27,500    839,153
    Fuji Pharma Co., Ltd.                                      2,600     97,835
    Fuji Seal International, Inc.                             19,200    667,920
    Fuji Soft, Inc.                                           11,500    395,989
    Fujibo Holdings, Inc.                                      7,700    286,723
    Fujicco Co., Ltd.                                         10,800    232,187

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp.                                   23,400 $  901,998
    Fujikura Kasei Co., Ltd.                                  19,300    123,651
#   Fujikura Rubber, Ltd.                                     14,600    122,712
    Fujikura, Ltd.                                           178,000  1,750,101
    Fujimi, Inc.                                               8,800    210,790
    Fujimori Kogyo Co., Ltd.                                  10,800    388,272
    Fujio Food System Co., Ltd.                                1,200     22,321
#   Fujisash Co., Ltd.                                        77,900     72,838
#   Fujishoji Co., Ltd.                                        4,500     51,686
#   Fujita Kanko, Inc.                                         4,699    148,055
    Fujitec Co., Ltd.                                         31,200    430,545
    Fujitsu Frontech, Ltd.                                     8,000    136,654
    Fujitsu General, Ltd.                                     25,500    504,757
    Fujitsu, Ltd.                                            141,000  1,041,088
    Fujiya Co., Ltd.                                           1,800     42,083
    FuKoKu Co., Ltd.                                           6,900     69,485
    Fukuda Corp.                                               4,600    276,856
    Fukuda Denshi Co., Ltd.                                    1,900    144,350
    Fukui Bank, Ltd. (The)                                    17,700    431,203
    Fukui Computer Holdings, Inc.                              2,000     56,665
    Fukuoka Financial Group, Inc.                            162,000    942,650
    Fukushima Bank, Ltd. (The)                                18,600    150,517
    Fukushima Industries Corp.                                 8,600    387,043
    Fukuyama Transporting Co., Ltd.                           22,400    864,999
    FULLCAST Holdings Co., Ltd.                                8,100    191,275
#   Fumakilla, Ltd.                                            2,998     67,048
#   Funai Electric Co., Ltd.                                  16,300    124,012
    Funai Soken Holdings, Inc.                                10,660    253,485
#   Furukawa Battery Co., Ltd. (The)                           9,000     92,716
    Furukawa Co., Ltd.                                        24,400    555,912
    Furukawa Electric Co., Ltd.                               43,000  2,363,738
    Furuno Electric Co., Ltd.                                 21,700    163,543
    Furusato Industries, Ltd.                                  6,200    104,541
    Furuya Metal Co., Ltd.                                       400     20,768
    Furyu Corp.                                                5,200     53,201
#   Fuso Chemical Co., Ltd.                                    5,700    164,147
    Fuso Pharmaceutical Industries, Ltd.                       5,400    140,415
    Futaba Corp.                                              24,300    541,777
    Futaba Industrial Co., Ltd.                               52,900    507,978
    Future Corp.                                              18,400    199,204
    Fuyo General Lease Co., Ltd.                              13,800  1,015,010
    G-7 Holdings, Inc.                                         2,500     56,494
    G-Tekt Corp.                                              14,700    300,088
    Gakken Holdings Co., Ltd.                                  4,000    229,159
    Gakkyusha Co., Ltd.                                        2,300     35,308
    GCA Corp.                                                  6,800     71,154
    Gecoss Corp.                                              10,100    115,165
    Genki Sushi Co., Ltd.                                      1,600     49,210
#*  Genky DrugStores Co., Ltd.                                 4,800    162,709
#   Geo Holdings Corp.                                        30,600    623,092
    Geostr Corp.                                               6,900     50,341
    Gfoot Co., Ltd.                                            7,500     54,489
    Giken, Ltd.                                                7,100    198,853

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    GL Sciences, Inc.                                          3,000 $   60,111
#   GLOBERIDE, Inc.                                            7,500    177,523
    Glory, Ltd.                                               16,700    654,300
#   GMO internet, Inc.                                        30,300    555,127
    GMO Payment Gateway, Inc.                                  4,400    387,150
    Godo Steel, Ltd.                                           8,500    174,889
    Gokurakuyu Holdings Co., Ltd.                              4,300     28,737
    Goldcrest Co., Ltd.                                       14,690    325,732
#   Goldwin, Inc.                                                700     72,316
    Golf Digest Online, Inc.                                   5,700     63,857
#   Gourmet Kineya Co., Ltd.                                   5,000     52,693
    Grandy House Corp.                                         8,900     46,483
    Gree, Inc.                                                45,900    298,518
    GS Yuasa Corp.                                           246,000  1,325,781
    GSI Creos Corp.                                            3,600     53,067
    Gun-Ei Chemical Industry Co., Ltd.                         3,400    123,160
    GungHo Online Entertainment, Inc.                         32,700     94,292
    Gunma Bank, Ltd. (The)                                   186,300  1,127,400
    Gunze, Ltd.                                               12,600    782,593
#   Gurunavi, Inc.                                            11,200    140,093
    H-One Co., Ltd.                                           14,600    211,682
    H2O Retailing Corp.                                       52,100  1,056,673
    HABA Laboratories, Inc.                                      500     26,647
    Hachijuni Bank, Ltd. (The)                               188,000  1,117,880
    Hagihara Industries, Inc.                                  7,000    130,070
    Hagiwara Electric Co., Ltd.                                4,200    143,250
    Hakudo Co., Ltd.                                           1,500     34,789
    Hakuhodo DY Holdings, Inc.                                26,300    395,993
    Hakuto Co., Ltd.                                          13,900    250,372
    Halows Co., Ltd.                                           2,700     62,852
    Hamakyorex Co., Ltd.                                      13,700    473,643
    Hamamatsu Photonics K.K.                                   7,100    263,447
    Handsman Co., Ltd.                                         3,100     45,025
#   Haneda Zenith Holdings Co., Ltd.                          23,300     92,635
    Hankyu Hanshin Holdings, Inc.                             15,600    630,265
    Hanwa Co., Ltd.                                           20,900  1,019,657
    Happinet Corp.                                            14,500    266,060
    Harada Industry Co., Ltd.                                  6,600     73,782
    Hard Off Corp. Co., Ltd.                                   6,800     73,601
    Harima Chemicals Group, Inc.                              12,200     99,486
#   Harmonic Drive Systems, Inc.                               6,300    433,868
    Haruyama Holdings, Inc.                                    3,900     39,126
    Haseko Corp.                                              33,800    528,568
    Hayashikane Sangyo Co., Ltd.                               5,400     44,368
    Hazama Ando Corp.                                        127,550  1,049,459
    Hearts United Group Co., Ltd.                              3,600     62,391
    Heian Ceremony Service Co., Ltd.                           1,300     12,029
    Heiwa Corp.                                               38,800    777,650
    Heiwa Real Estate Co., Ltd.                               25,300    498,906
    Heiwado Co., Ltd.                                         21,300    466,474
    Helios Techno Holdings Co., Ltd.                           4,200     43,878
    HI-LEX Corp.                                              13,500    345,931
    Hibino Corp.                                               2,300     40,970

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Hibiya Engineering, Ltd.                                  16,300 $  338,738
    Hiday Hidaka Corp.                                         7,626    241,747
    Hikari Tsushin, Inc.                                       2,300    335,241
#   Himaraya Co., Ltd.                                         1,900     23,137
    Hino Motors, Ltd.                                         28,900    384,317
    Hioki EE Corp.                                             5,500    177,838
    Hirakawa Hewtech Corp.                                     8,800    112,360
    Hiramatsu, Inc.                                           15,100     80,497
    Hirano Tecseed Co., Ltd.                                   7,700    218,688
#   Hirata Corp.                                               3,500    386,677
    Hirose Electric Co., Ltd.                                  1,100    165,625
    Hiroshima Bank, Ltd. (The)                               129,000  1,084,224
    Hiroshima Gas Co., Ltd.                                   16,700     57,554
    HIS Co., Ltd.                                             17,800    644,815
    Hisaka Works, Ltd.                                        16,700    174,240
    Hitachi Capital Corp.                                     33,200    916,942
    Hitachi Chemical Co., Ltd.                                35,400    906,827
    Hitachi Construction Machinery Co., Ltd.                  26,400  1,187,460
    Hitachi High-Technologies Corp.                           10,100    476,884
    Hitachi Kokusai Electric, Inc.                             8,500    242,673
    Hitachi Metals, Ltd.                                      49,310    672,833
    Hitachi Transport System, Ltd.                            24,500    636,890
    Hitachi Zosen Corp.                                      126,040    684,706
    Hitachi, Ltd.                                            329,000  2,625,352
    Hitachi, Ltd. ADR                                          4,900    402,829
#   Hito Communications, Inc.                                  1,200     24,059
    Hochiki Corp.                                              8,900    198,077
#   Hodogaya Chemical Co., Ltd.                                4,100    225,572
    Hogy Medical Co., Ltd.                                     4,900    371,629
    Hokkaido Electric Power Co., Inc.                         30,300    197,632
    Hokkaido Gas Co., Ltd.                                    12,000     32,762
    Hokkan Holdings, Ltd.                                     23,000     90,150
    Hokko Chemical Industry Co., Ltd.                         20,000    146,178
    Hokkoku Bank, Ltd. (The)                                  18,700    790,728
    Hokuetsu Bank, Ltd. (The)                                 17,200    395,736
    Hokuetsu Industries Co., Ltd.                              9,900    109,096
    Hokuetsu Kishu Paper Co., Ltd.                           105,200    691,270
    Hokuhoku Financial Group, Inc.                            77,300  1,162,633
#   Hokuriku Electric Industry Co., Ltd.                       3,900     67,699
#   Hokuriku Electric Power Co.                               30,000    245,499
    Hokuriku Electrical Construction Co., Ltd.                 8,600     88,301
    Hokuto Corp.                                              13,000    240,372
    Honda Motor Co., Ltd.                                    138,023  4,867,485
    Honda Motor Co., Ltd. Sponsored ADR                       23,840    841,314
    Honeys Holdings Co., Ltd.                                 12,570    130,427
    Honshu Chemical Industry Co., Ltd.                         3,200     42,707
#   Hoosiers Holdings                                         20,600    147,093
    Horiba, Ltd.                                               8,200    528,958
    Hoshizaki Corp.                                            2,800    265,637
    Hosiden Corp.                                             21,100    351,067
    Hosokawa Micron Corp.                                      4,000    291,839
#   House Foods Group, Inc.                                   19,300    672,493
#   Howa Machinery, Ltd.                                       4,300     59,991

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Hulic Co., Ltd.                                            7,300 $   92,809
    Hurxley Corp.                                              2,400     26,063
    Hyakugo Bank, Ltd. (The)                                 179,000    905,038
    Hyakujushi Bank, Ltd. (The)                              168,000    591,547
    I-Net Corp.                                                7,700    117,977
    I-O Data Device, Inc.                                      6,200     64,101
    Ibiden Co., Ltd.                                          85,800  1,337,484
    IBJ Leasing Co., Ltd.                                     20,900    549,566
    Ichibanya Co., Ltd.                                        3,334    137,018
    Ichigo, Inc.                                              36,600    151,872
#   Ichiken Co., Ltd.                                          5,400    119,881
    Ichikoh Industries, Ltd.                                  36,000    337,998
    Ichinen Holdings Co., Ltd.                                13,600    221,544
    Ichiyoshi Securities Co., Ltd.                            18,900    244,762
    Icom, Inc.                                                 8,700    206,455
    Idec Corp.                                                11,400    333,653
    Idemitsu Kosan Co., Ltd.                                  55,800  2,094,653
    IDOM, Inc.                                                33,200    232,194
    IHI Corp.                                                 21,300    715,441
    Iida Group Holdings Co., Ltd.                             29,920    593,773
    Iino Kaiun Kaisha, Ltd.                                   76,300    435,175
#   IJT Technology Holdings Co., Ltd.                         13,100    126,905
    Ikegami Tsushinki Co., Ltd.                               58,000     94,272
    Imagica Robot Holdings, Inc.                               9,100    108,803
    Imasen Electric Industrial                                13,600    163,401
    Imperial Hotel, Ltd.                                         400      8,724
    Inaba Denki Sangyo Co., Ltd.                              11,200    528,494
    Inaba Seisakusho Co., Ltd.                                 7,400     92,988
    Inabata & Co., Ltd.                                       32,400    492,475
    Inageya Co., Ltd.                                         12,600    212,054
    Ines Corp.                                                16,800    176,991
    Infocom Corp.                                              8,800    195,621
#   Infomart Corp.                                            33,500    237,210
    Information Services International-Dentsu, Ltd.            8,500    212,456
#   Innotech Corp.                                            12,900    126,428
    Inpex Corp.                                               99,200  1,293,720
    Intage Holdings, Inc.                                     20,400    260,912
    Intelligent Wave, Inc.                                     2,400     16,357
#   Inter Action Corp.                                         7,100     68,372
    Internet Initiative Japan, Inc.                           20,400    443,997
    Inui Global Logistics Co., Ltd.                           16,395    122,849
    Iriso Electronics Co., Ltd.                                7,800    494,974
    Ise Chemical Corp.                                         7,000     43,735
    Iseki & Co., Ltd.                                         13,800    359,368
    Isetan Mitsukoshi Holdings, Ltd.                          68,000    816,914
    Ishihara Chemical Co., Ltd.                                1,900     40,485
*   Ishihara Sangyo Kaisha, Ltd.                              28,100    532,775
    Ishii Iron Works Co., Ltd.                                 1,900     35,498
#   Ishizuka Glass Co., Ltd.                                   1,800     47,574
    Istyle, Inc.                                              14,400    145,428
    Isuzu Motors, Ltd.                                        58,300    987,253
#*  ITbook Co., Ltd.                                           9,100     51,761
    Itfor, Inc.                                               14,600    118,168

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Ito En, Ltd.                                               9,100 $  376,734
    ITOCHU Corp.                                              63,900  1,257,340
    Itochu Enex Co., Ltd.                                     37,300    349,414
    Itochu Techno-Solutions Corp.                              6,800    299,682
    Itochu-Shokuhin Co., Ltd.                                  3,800    227,507
    Itoham Yonekyu Holdings, Inc.                             62,478    574,024
    Itoki Corp.                                               33,553    235,888
#   Ivy Cosmetics Corp.                                          700     34,061
    IwaiCosmo Holdings, Inc.                                  12,600    175,161
#   Iwaki & Co., Ltd.                                         30,000    133,515
    Iwasaki Electric Co., Ltd.                                 5,400     82,640
    Iwatani Corp.                                             26,800    927,247
    Iwatsu Electric Co., Ltd.                                  9,500     73,457
    Iwatsuka Confectionery Co., Ltd.                             800     39,761
    Iyo Bank, Ltd. (The)                                     141,082  1,164,832
    Izumi Co., Ltd.                                            2,600    165,184
#*  Izutsuya Co., Ltd.                                        11,800     50,911
    J Front Retailing Co., Ltd.                               79,000  1,452,048
#   J Trust Co., Ltd.                                         52,700    363,513
    J-Oil Mills, Inc.                                          9,200    330,751
    JAC Recruitment Co., Ltd.                                  5,400    113,681
    Jaccs Co., Ltd.                                           20,400    526,169
    Jafco Co., Ltd.                                           22,200  1,263,464
    Jalux, Inc.                                                5,400    149,668
#   Jamco Corp.                                                5,700    145,874
    Janome Sewing Machine Co., Ltd.                           17,000    128,971
    Japan Airport Terminal Co., Ltd.                           5,800    225,328
    Japan Asia Group, Ltd.                                    16,900     78,086
*   Japan Asia Investment Co., Ltd.                           16,300     60,472
#*  Japan Asset Marketing Co., Ltd.                           55,200     67,307
    Japan Aviation Electronics Industry, Ltd.                 35,000    588,387
    Japan Cash Machine Co., Ltd.                              11,000    119,384
#*  Japan Display, Inc.                                      274,200    596,673
#*  Japan Drilling Co., Ltd.                                   4,800    141,007
    Japan Exchange Group, Inc.                                22,200    400,881
    Japan Foundation Engineering Co., Ltd.                    25,800     96,074
    Japan Lifeline Co., Ltd.                                  19,200    486,620
    Japan Material Co., Ltd.                                   7,600    298,914
    Japan Meat Co., Ltd.                                       3,400     58,529
#   Japan Medical Dynamic Marketing, Inc.                     14,500    121,075
    Japan Oil Transportation Co., Ltd.                         2,900     93,226
    Japan Petroleum Exploration Co., Ltd.                      5,900    163,162
    Japan Property Management Center Co., Ltd.                 3,300     53,149
    Japan Pulp & Paper Co., Ltd.                               7,000    272,404
    Japan Securities Finance Co., Ltd.                        75,700    453,559
    Japan Steel Works, Ltd. (The)                             33,400  1,047,459
    Japan Transcity Corp.                                     23,000    100,202
    Japan Wool Textile Co., Ltd. (The)                        42,100    454,313
#   Jastec Co., Ltd.                                           6,900     83,111
#   JBCC Holdings, Inc.                                        9,600    105,150
    JCU Corp.                                                  5,400    260,069
    Jeol, Ltd.                                                49,000    294,917
    JFE Holdings, Inc.                                        81,760  1,943,798

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    JGC Corp.                                                 19,600 $  425,975
*   JIG-SAW, Inc.                                                600     30,416
    Jimoto Holdings, Inc.                                    114,500    198,941
    JINS, Inc.                                                 5,000    228,788
    JK Holdings Co., Ltd.                                     14,300    121,995
    JMS Co., Ltd.                                             12,500     72,010
    Joban Kosan Co., Ltd.                                      4,000     67,844
    Joshin Denki Co., Ltd.                                    12,100    391,990
#   Joyful Honda Co., Ltd.                                    14,100    470,498
#   JP-Holdings, Inc.                                         11,100     32,893
    JSP Corp.                                                  6,100    203,543
    JSR Corp.                                                 10,600    251,963
    JTEKT Corp.                                               54,800    983,983
    Juki Corp.                                                22,800    434,895
    Juroku Bank, Ltd. (The)                                   23,100    673,876
    Justsystems Corp.                                         14,300    276,946
    JVC Kenwood Corp.                                         99,670    386,265
    JXTG Holdings, Inc.                                      348,770  2,321,971
    K&O Energy Group, Inc.                                    10,700    173,710
#   K's Holdings Corp.                                        26,160    730,717
    kabu.com Securities Co., Ltd.                             64,000    230,117
*   Kadokawa Dwango                                           43,677    551,045
    Kaga Electronics Co., Ltd.                                11,500    317,055
    Kagome Co., Ltd.                                           6,600    246,512
    Kajima Corp.                                              27,843    276,428
#   Kakaku.com, Inc.                                           8,800    154,612
    Kaken Pharmaceutical Co., Ltd.                            10,700    560,687
    Kakiyasu Honten Co., Ltd.                                  3,000     93,233
#   Kameda Seika Co., Ltd.                                     3,800    184,287
    Kamei Corp.                                               18,600    303,584
    Kamigumi Co., Ltd.                                        32,500    715,310
    Kanaden Corp.                                             13,400    183,290
    Kanagawa Chuo Kotsu Co., Ltd.                              2,800     94,783
    Kanamoto Co., Ltd.                                        20,200    624,698
    Kandenko Co., Ltd.                                        74,000    816,919
    Kaneka Corp.                                             122,000  1,135,643
    Kaneko Seeds Co., Ltd.                                     1,400     21,007
    Kanematsu Corp.                                           61,400    840,135
    Kanematsu Electronics, Ltd.                                4,700    139,126
    Kansai Paint Co., Ltd.                                    12,000    296,819
    Kansai Super Market, Ltd.                                  2,900     31,980
#   Kansai Urban Banking Corp.                                20,100    261,695
    Kanto Denka Kogyo Co., Ltd.                               34,300    404,895
    Kasai Kogyo Co., Ltd.                                     23,300    375,285
    Katakura & Co-op Agri Corp.                                3,200     40,918
#   Katakura Industries Co., Ltd.                             19,000    246,727
    Kato Sangyo Co., Ltd.                                     13,300    476,090
    Kato Works Co., Ltd.                                       6,800    215,626
    KAWADA TECHNOLOGIES, Inc.                                  3,400    191,259
#   Kawagishi Bridge Works Co., Ltd.                           8,000     89,190
    Kawai Musical Instruments Manufacturing Co., Ltd.          5,000    155,201
    Kawasaki Heavy Industries, Ltd.                           24,300  1,006,207
#*  Kawasaki Kisen Kaisha, Ltd.                               23,099    614,325

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kawasumi Laboratories, Inc.                               13,100 $  106,786
    KDDI Corp.                                                16,500    418,742
    Keihan Holdings Co., Ltd.                                 17,800    564,290
    Keihanshin Building Co., Ltd.                             31,900    263,922
    Keihin Co., Ltd.                                           3,500     55,346
    Keihin Corp.                                              33,400    696,334
    Keisei Electric Railway Co., Ltd.                          7,000    237,712
    Keiyo Bank, Ltd. (The)                                   175,000    841,394
    Keiyo Co., Ltd.                                           30,400    187,890
    KEL Corp.                                                  4,100     61,305
    Kenko Mayonnaise Co., Ltd.                                 7,800    285,830
    Kewpie Corp.                                              11,500    329,018
    Key Coffee, Inc.                                           8,700    169,827
#   KFC Holdings Japan, Ltd.                                   8,000    147,193
*   KI Holdings Co., Ltd.                                      6,000     31,071
    Ki-Star Real Estate Co., Ltd.                              3,500     98,358
    Kikkoman Corp.                                             7,000    290,640
    Kimoto Co., Ltd.                                          41,300    157,093
    Kimura Chemical Plants Co., Ltd.                           2,700     14,426
    Kinden Corp.                                              42,500    711,297
    King Co., Ltd.                                             4,400     25,319
*   Kinki Sharyo Co., Ltd. (The)                               4,300    121,753
*   Kintetsu Department Store Co., Ltd.                        1,700     61,482
    Kintetsu World Express, Inc.                              26,200    578,062
    Kirin Holdings Co., Ltd.                                  27,780    695,892
    Kirindo Holdings Co., Ltd.                                 5,300     93,828
    Kissei Pharmaceutical Co., Ltd.                           21,700    612,909
    Kita-Nippon Bank, Ltd. (The)                               5,700    162,432
    Kitagawa Iron Works Co., Ltd.                              6,300    179,792
    Kitano Construction Corp.                                 32,000    122,776
    Kito Corp.                                                13,600    230,814
    Kitz Corp.                                                60,500    523,586
    Kiyo Bank, Ltd. (The)                                     44,400    741,619
#   KLab, Inc.                                                14,200    246,082
*   KNT-CT Holdings Co., Ltd.                                  7,600    122,594
    Koa Corp.                                                 19,300    469,595
    Koatsu Gas Kogyo Co., Ltd.                                20,400    172,332
    Kobayashi Pharmaceutical Co., Ltd.                         2,800    185,464
#   Kobe Bussan Co., Ltd.                                      3,800    157,286
*   Kobe Electric Railway Co., Ltd.                            1,000     36,468
*   Kobe Steel, Ltd.                                         100,900  1,050,617
#   Kobelco Eco-Solutions Co., Ltd.                            2,800     52,411
    Kohnan Shoji Co., Ltd.                                    16,400    413,177
    Kohsoku Corp.                                              8,100    100,355
    Koito Manufacturing Co., Ltd.                             10,500    741,700
*   Kojima Co., Ltd.                                          23,700     79,744
#   Kokusai Co., Ltd.                                          2,800     28,254
    Kokuyo Co., Ltd.                                          38,200    710,024
#   KOMAIHALTEC, Inc.                                          2,699     67,116
    Komatsu Seiren Co., Ltd.                                  24,500    202,758
    Komatsu Wall Industry Co., Ltd.                            5,500    125,311
    Komatsu, Ltd.                                             31,400  1,234,098
    Komehyo Co., Ltd.                                          5,700    102,514

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Komeri Co., Ltd.                                          24,000 $  692,212
    Komori Corp.                                              41,900    557,421
    Konaka Co., Ltd.                                          18,100    104,559
    Konami Holdings Corp.                                     14,800    852,829
    Kondotec, Inc.                                            10,300    100,182
    Konica Minolta, Inc.                                     240,000  2,402,446
    Konishi Co., Ltd.                                         18,900    345,070
    Konoike Transport Co., Ltd.                               19,000    346,684
#   Konoshima Chemical Co., Ltd.                               2,100     23,326
#*  Kosaido Co., Ltd.                                         10,400     46,549
    Kose Corp.                                                 3,900    673,526
#   Kosei Securities Co., Ltd. (The)                           4,299     60,870
    Koshidaka Holdings Co., Ltd.                               4,300    238,584
    Kotobuki Spirits Co., Ltd.                                 8,100    493,996
#   Kourakuen Holdings Corp.                                   2,200     36,947
    Krosaki Harima Corp.                                       4,600    194,742
    KRS Corp.                                                  4,600    118,194
    KU Holdings Co., Ltd.                                      9,100     97,797
    Kubota Corp.                                              22,000    449,625
    Kumagai Gumi Co., Ltd.                                    17,000    480,998
    Kumiai Chemical Industry Co., Ltd.                        70,100    454,125
    Kura Corp.                                                 4,200    254,887
    Kurabo Industries, Ltd.                                  139,000    450,765
    Kuraray Co., Ltd.                                         60,000  1,126,997
    Kureha Corp.                                              11,800    850,076
    Kurimoto, Ltd.                                             7,800    178,745
    Kurita Water Industries, Ltd.                             16,400    538,386
    Kuriyama Holdings Corp.                                    4,000     99,021
#   Kusuri no Aoki Holdings Co., Ltd.                          5,100    267,443
    KYB Corp.                                                 15,100    984,758
    Kyocera Corp.                                              5,085    339,452
    Kyocera Corp. Sponsored ADR                                2,904    195,091
    Kyodo Printing Co., Ltd.                                   6,600    209,536
#   Kyoei Steel, Ltd.                                         15,300    279,031
    Kyokuto Boeki Kaisha, Ltd.                                20,000     92,046
    Kyokuto Kaihatsu Kogyo Co., Ltd.                          23,800    416,666
    Kyokuto Securities Co., Ltd.                              10,400    159,688
#   Kyokuyo Co., Ltd.                                          6,300    239,165
    KYORIN Holdings, Inc.                                     29,500    557,932
    Kyoritsu Maintenance Co., Ltd.                            12,640    521,406
    Kyoritsu Printing Co., Ltd.                               23,500     82,075
    Kyosan Electric Manufacturing Co., Ltd.                   29,000    206,412
    Kyowa Electronics Instruments Co., Ltd.                   14,300     60,113
    Kyowa Exeo Corp.                                          45,000  1,168,241
    Kyowa Hakko Kirin Co., Ltd.                                2,600     50,722
    Kyowa Leather Cloth Co., Ltd.                              9,000     81,424
    Kyudenko Corp.                                            23,000  1,056,519
    Kyushu Financial Group, Inc.                             183,680  1,103,620
    LAC Co., Ltd.                                              6,100     97,479
#   Lacto Japan Co., Ltd.                                      1,900     74,219
#*  Laox Co., Ltd.                                            24,100    137,511
    Lasertec Corp.                                            23,600    845,352
#   Lawson, Inc.                                               2,100    142,412

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   LEC, Inc.                                                  9,000 $  255,643
    Leopalace21 Corp.                                        165,400  1,374,060
    Life Corp.                                                 5,800    149,464
    LIFULL Co., Ltd.                                          17,800    151,799
    Linical Co., Ltd.                                          3,500     51,217
#   Link And Motivation, Inc.                                 20,000    173,989
    Lintec Corp.                                              27,500    787,882
    Lion Corp.                                                33,000    619,203
    LIXIL Group Corp.                                         14,200    400,136
    Lonseal Corp.                                              1,600     36,363
#   Look Holdings, Inc.                                       22,000     77,384
*   M&A Capital Partners Co., Ltd.                             2,300    180,099
    M3, Inc.                                                   6,800    249,273
    Mabuchi Motor Co., Ltd.                                    6,200    368,917
    Macnica Fuji Electronics Holdings, Inc.                   24,750    686,328
    Maeda Corp.                                               77,000  1,058,336
    Maeda Kosen Co., Ltd.                                     12,600    236,457
    Maeda Road Construction Co., Ltd.                         41,000    915,235
    Maezawa Kasei Industries Co., Ltd.                        11,300    125,790
    Maezawa Kyuso Industries Co., Ltd.                         6,500    115,609
    Makino Milling Machine Co., Ltd.                          77,000    870,320
    Makita Corp.                                               6,800    321,260
    Makita Corp. Sponsored ADR                                 3,976    193,671
    Mamezou Holdings Co., Ltd.                                 9,700    118,189
    Mamiya-Op Co., Ltd.                                        2,699     32,921
    Mandom Corp.                                               7,200    257,140
    Mani, Inc.                                                 4,900    173,383
    Mars Engineering Corp.                                     7,300    162,321
    Marubeni Corp.                                           126,900    954,408
    Marubun Corp.                                             18,100    192,561
    Marudai Food Co., Ltd.                                    83,000    378,906
    Marufuji Sheet Piling Co., Ltd.                            1,100     35,497
    Maruha Nichiro Corp.                                      31,800    938,694
    Marui Group Co., Ltd.                                     35,700    652,537
    Maruichi Steel Tube, Ltd.                                  9,900    297,962
    Maruka Machinery Co., Ltd.                                 5,800    134,257
    Marusan Securities Co., Ltd.                              18,200    178,067
    Maruwa Co., Ltd.                                           4,800    429,901
#   Maruwa Unyu Kikan Co., Ltd.                                3,800    139,377
    Maruyama Manufacturing Co., Inc.                           2,800     52,192
*   Maruzen CHI Holdings Co., Ltd.                            10,600     33,313
    Maruzen Co., Ltd.                                          3,000     72,814
    Maruzen Showa Unyu Co., Ltd.                              41,000    191,306
#   Marvelous, Inc.                                           13,400    121,081
    Matsuda Sangyo Co., Ltd.                                  11,900    212,985
    Matsui Construction Co., Ltd.                             17,600    148,868
    Matsui Securities Co., Ltd.                               23,000    219,248
    Matsumotokiyoshi Holdings Co., Ltd.                       19,200    788,867
    Matsuya Co., Ltd.                                          6,100     86,992
    Matsuya Foods Co., Ltd.                                    5,300    192,203
    Max Co., Ltd.                                             15,800    220,674
    Maxell Holdings, Ltd.                                     26,300    607,607
    Maxvalu Nishinihon Co., Ltd.                               2,600     47,048

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Maxvalu Tokai Co., Ltd.                                    5,000 $  126,302
    Mazda Motor Corp.                                        193,100  2,719,950
#   MCJ Co., Ltd.                                             21,500    244,110
    Mebuki Financial Group, Inc.                             194,322    887,159
#   MEC Co., Ltd.                                             11,800    247,086
#   Media Do Holdings Co., Ltd.                                1,200     24,864
    Medical System Network Co., Ltd.                          20,600    112,084
    Medipal Holdings Corp.                                    15,700    306,467
#   Megachips Corp.                                           12,900    490,450
    Megmilk Snow Brand Co., Ltd.                              34,500    996,420
    Meidensha Corp.                                          145,000    606,929
    MEIJI Holdings Co., Ltd.                                   1,000     83,871
    Meiji Shipping Co., Ltd.                                   6,100     25,586
    Meiko Electronics Co., Ltd.                               18,100    341,421
    Meiko Network Japan Co., Ltd.                             10,800    131,281
    Meisei Industrial Co., Ltd.                               27,100    195,397
    Meitec Corp.                                              10,300    566,686
    Meito Sangyo Co., Ltd.                                     6,200     89,600
    Meiwa Corp.                                               18,400     85,027
    Meiwa Estate Co., Ltd.                                    10,900     88,802
    Melco Holdings, Inc.                                       6,300    218,344
    Menicon Co., Ltd.                                          7,200    217,235
    METAWATER Co., Ltd.                                        4,600    126,431
    Michinoku Bank, Ltd. (The)                                13,291    223,811
#   Micronics Japan Co., Ltd.                                 17,600    197,789
    Mie Bank, Ltd. (The)                                       7,500    166,383
    Mie Kotsu Group Holdings, Inc.                            21,200     93,778
    Mikuni Corp.                                              22,800    163,569
    Milbon Co., Ltd.                                           8,104    269,257
    Mimaki Engineering Co., Ltd.                              10,800    116,941
    Mimasu Semiconductor Industry Co., Ltd.                   14,900    309,708
#   Minato Bank, Ltd. (The)                                   12,900    244,913
    Minebea Mitsumi, Inc.                                    102,939  2,342,839
    Ministop Co., Ltd.                                        12,400    259,736
    Miraca Holdings, Inc.                                      9,800    447,637
#   Miraial Co., Ltd.                                          4,200     86,533
    Mirait Holdings Corp.                                     42,810    634,495
    Miroku Jyoho Service Co., Ltd.                             6,200    190,009
    Misawa Homes Co., Ltd.                                    16,900    148,527
    MISUMI Group, Inc.                                        15,900    481,394
    Mitani Corp.                                               8,400    405,627
    Mitani Sekisan Co., Ltd.                                   1,300     30,343
    Mito Securities Co., Ltd.                                 47,400    192,373
    Mitsuba Corp.                                             26,100    369,562
    Mitsubishi Chemical Holdings Corp.                       464,080  5,061,394
    Mitsubishi Corp.                                          78,600  2,202,793
    Mitsubishi Electric Corp.                                 79,000  1,453,927
    Mitsubishi Estate Co., Ltd.                               25,000    480,869
    Mitsubishi Gas Chemical Co., Inc.                         63,495  1,799,802
    Mitsubishi Heavy Industries, Ltd.                         20,800    784,887
    Mitsubishi Kakoki Kaisha, Ltd.                             3,600     76,434
    Mitsubishi Logisnext Co., Ltd.                            23,200    222,278
    Mitsubishi Logistics Corp.                                36,899    969,803

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Mitsubishi Materials Corp.                                47,880 $1,782,441
    Mitsubishi Motors Corp.                                   20,300    151,052
*   Mitsubishi Paper Mills, Ltd.                              27,200    178,006
    Mitsubishi Pencil Co., Ltd.                                8,250    184,046
#   Mitsubishi Research Institute, Inc.                        4,600    156,117
    Mitsubishi Shokuhin Co., Ltd.                              6,500    193,791
    Mitsubishi Steel Manufacturing Co., Ltd.                  11,600    299,622
    Mitsubishi Tanabe Pharma Corp.                             7,900    160,665
    Mitsubishi UFJ Financial Group, Inc.                     817,300  6,179,905
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        16,850    128,397
    Mitsubishi UFJ Lease & Finance Co., Ltd.                 180,900  1,172,427
    Mitsuboshi Belting, Ltd.                                  31,000    414,793
    Mitsui & Co., Ltd.                                        88,800  1,562,389
    Mitsui & Co., Ltd. Sponsored ADR                             471    166,969
    Mitsui Chemicals, Inc.                                    67,600  2,131,421
    Mitsui Engineering & Shipbuilding Co., Ltd.               56,800  1,013,210
    Mitsui Fudosan Co., Ltd.                                  14,200    373,969
#   Mitsui High-Tec, Inc.                                     18,300    355,177
    Mitsui Home Co., Ltd.                                     18,000    118,219
    Mitsui Matsushima Co., Ltd.                                9,400    132,017
    Mitsui Mining & Smelting Co., Ltd.                        37,700  2,117,327
    Mitsui OSK Lines, Ltd.                                    43,600  1,570,651
    Mitsui Sugar Co., Ltd.                                    10,600    451,713
*   Mitsui-Soko Holdings Co., Ltd.                            94,000    318,244
    Mitsuuroko Group Holdings Co., Ltd.                       20,300    149,831
    Mixi, Inc.                                                 1,100     48,572
    Miyaji Engineering Group, Inc.                             4,500    117,221
    Miyazaki Bank, Ltd. (The)                                 11,800    382,520
    Miyoshi Oil & Fat Co., Ltd.                                7,500    100,718
    Mizuho Financial Group, Inc.                           1,617,060  3,065,545
    Mizuno Corp.                                              14,500    422,390
    Mochida Pharmaceutical Co., Ltd.                           4,600    353,217
    Modec, Inc.                                               13,900    386,191
#   Molitec Steel Co., Ltd.                                    7,500     72,552
    Monex Group, Inc.                                        138,200    513,833
#   Money Partners Group Co., Ltd.                            13,100     51,703
    Monogatari Corp. (The)                                     2,400    230,739
#   MonotaRO Co., Ltd.                                        13,000    411,172
    MORESCO Corp.                                              4,600     90,396
#   Morinaga & Co., Ltd.                                      11,600    602,901
    Morinaga Milk Industry Co., Ltd.                          26,300  1,241,068
    Morita Holdings Corp.                                     17,900    328,075
    Morito Co., Ltd.                                          11,900    108,674
#   Morozoff, Ltd.                                             1,200     79,513
#*  Morpho, Inc.                                               1,000     43,154
    Mory Industries, Inc.                                      4,800    185,148
#   MrMax Holdings, Ltd.                                      20,900    154,593
    MS&AD Insurance Group Holdings, Inc.                      27,982    955,837
#   MTI, Ltd.                                                 16,700     97,981
    Mugen Estate Co., Ltd.                                    12,100    132,665
    Murakami Corp.                                             2,600     82,465
    Murata Manufacturing Co., Ltd.                             2,013    297,689
    Musashi Seimitsu Industry Co., Ltd.                       16,500    527,739

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Musashino Bank, Ltd. (The)                                20,700 $  730,330
    Mutoh Holdings Co., Ltd.                                   1,900     43,344
#*  Mynet, Inc.                                                2,600     42,606
#   N Field Co., Ltd.                                          4,000     55,959
    Nabtesco Corp.                                             9,300    442,204
    NAC Co., Ltd.                                              7,600     72,077
    Nachi-Fujikoshi Corp.                                    113,000    792,242
#   Nadex Co., Ltd.                                            4,800     69,309
    Nafco Co., Ltd.                                              500      9,200
    Nagaileben Co., Ltd.                                       1,800     46,220
#   Nagano Bank, Ltd. (The)                                    5,800    103,419
    Nagano Keiki Co., Ltd.                                     6,400     77,129
    Nagase & Co., Ltd.                                        77,000  1,404,413
    Nagatanien Holdings Co., Ltd.                             12,000    165,157
    Nagawa Co., Ltd.                                             400     17,001
    Nagoya Railroad Co., Ltd.                                  9,800    258,700
    Nakabayashi Co., Ltd.                                     16,400    106,249
    Nakamuraya Co., Ltd.                                       1,308     58,631
    Nakanishi, Inc.                                            3,000    163,423
    Nakano Corp.                                              13,000     80,526
    Nakayama Steel Works, Ltd.                                16,000    109,398
#   Nakayamafuku Co., Ltd.                                       600      4,270
    Nakayo, Inc.                                               1,800     35,571
    Namura Shipbuilding Co., Ltd.                             41,700    283,953
    Nankai Electric Railway Co., Ltd.                          7,400    192,862
    Nanto Bank, Ltd. (The)                                    22,500    641,621
    Narasaki Sangyo Co., Ltd.                                 12,000     46,248
    Natori Co., Ltd.                                           4,100     75,969
#   ND Software Co., Ltd.                                        500      5,935
    NDS Co., Ltd.                                              3,200    120,814
    NEC Capital Solutions, Ltd.                                7,900    163,956
    NEC Corp.                                                 71,200  2,152,732
    NEC Networks & System Integration Corp.                   13,000    348,350
    NET One Systems Co., Ltd.                                 45,000    681,561
    Neturen Co., Ltd.                                         24,200    262,778
#*  New Japan Chemical Co., Ltd.                              25,700     67,297
#*  New Japan Radio Co., Ltd.                                 10,000     84,672
*   Nexon Co., Ltd.                                            8,500    283,997
#   Nexyz Group Corp.                                          4,000     72,376
    NGK Insulators, Ltd.                                      18,800    384,640
    NGK Spark Plug Co., Ltd.                                  19,700    521,668
    NH Foods, Ltd.                                            20,000    481,757
    NHK Spring Co., Ltd.                                     108,400  1,208,180
    Nicca Chemical Co., Ltd.                                   3,500     39,207
    Nice Holdings, Inc.                                        5,300     74,370
#   Nichi-iko Pharmaceutical Co., Ltd.                        34,000    531,866
    Nichia Steel Works, Ltd.                                  20,500     71,169
    Nichias Corp.                                             51,000    694,928
    Nichiban Co., Ltd.                                         6,000    168,473
    Nichicon Corp.                                            36,800    495,969
    Nichiden Corp.                                             9,100    184,859
    Nichiha Corp.                                             17,500    705,033
    NichiiGakkan Co., Ltd.                                    24,700    318,508

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nichimo Co., Ltd.                                          1,300 $   23,389
    Nichirei Corp.                                            56,000  1,503,292
    Nichireki Co., Ltd.                                       18,900    227,390
    Nichirin Co., Ltd.                                         7,420    202,316
    Nifco, Inc.                                               10,700    750,724
    Nihon Chouzai Co., Ltd.                                    5,540    175,033
    Nihon Dempa Kogyo Co., Ltd.                               13,500     97,871
    Nihon Dengi Co., Ltd.                                      1,600     44,439
    Nihon Denkei Co., Ltd.                                     3,100     68,995
    Nihon Eslead Corp.                                         6,000    130,134
    Nihon Flush Co., Ltd.                                      1,800     46,011
    Nihon House Holdings Co., Ltd.                            29,600    189,266
    Nihon Kagaku Sangyo Co., Ltd.                              9,700    152,096
    Nihon Kohden Corp.                                         8,300    195,885
    Nihon M&A Center, Inc.                                    19,400  1,157,578
    Nihon Nohyaku Co., Ltd.                                   38,100    224,107
    Nihon Parkerizing Co., Ltd.                               27,300    474,498
    Nihon Plast Co., Ltd.                                     11,100    111,547
#   Nihon Tokushu Toryo Co., Ltd.                              9,500    200,032
    Nihon Trim Co., Ltd.                                       1,900    108,723
    Nihon Unisys, Ltd.                                        37,700    794,589
    Nihon Yamamura Glass Co., Ltd.                            79,000    135,626
#   Nikkato Corp.                                              5,800     52,957
    Nikkiso Co., Ltd.                                         40,500    480,388
    Nikko Co., Ltd.                                            3,800     88,140
    Nikkon Holdings Co., Ltd.                                 44,000  1,199,679
    Nikon Corp.                                               14,600    284,722
#   Nippi, Inc.                                                1,599     69,875
    Nippo Corp.                                               30,000    689,921
    Nippon Air Conditioning Services Co., Ltd.                 9,600     69,458
    Nippon Beet Sugar Manufacturing Co., Ltd.                  9,100    225,455
    Nippon Carbide Industries Co., Inc.                        6,100    116,228
    Nippon Carbon Co., Ltd.                                    1,900     91,337
    Nippon Ceramic Co., Ltd.                                   3,500     98,756
    Nippon Chemi-Con Corp.                                    12,500    424,234
    Nippon Chemical Industrial Co., Ltd.                       5,900    145,835
    Nippon Chemiphar Co., Ltd.                                 1,600     68,913
    Nippon Coke & Engineering Co., Ltd.                      119,300    142,528
    Nippon Commercial Development Co., Ltd.                    6,700    111,594
    Nippon Concrete Industries Co., Ltd.                      32,000    142,932
    Nippon Denko Co., Ltd.                                    80,065    376,544
    Nippon Densetsu Kogyo Co., Ltd.                           24,500    539,262
    Nippon Electric Glass Co., Ltd.                           40,600  1,678,700
    Nippon Express Co., Ltd.                                   9,800    706,198
#   Nippon Filcon Co., Ltd.                                    6,700     43,792
    Nippon Fine Chemical Co., Ltd.                             7,700     93,585
    Nippon Flour Mills Co., Ltd.                              41,900    649,930
    Nippon Gas Co., Ltd.                                      15,800    667,228
    Nippon Hume Corp.                                         13,900    105,441
    Nippon Kanzai Co., Ltd.                                    4,800     89,342
    Nippon Kayaku Co., Ltd.                                   44,000    649,643
    Nippon Kinzoku Co., Ltd.                                   4,900    133,817
    Nippon Kodoshi Corp.                                       3,500    108,245

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Koei Co., Ltd.                                     10,700 $  353,764
    Nippon Koshuha Steel Co., Ltd.                             6,600     58,983
    Nippon Light Metal Holdings Co., Ltd.                    467,400  1,378,792
#   Nippon Paint Holdings Co., Ltd.                            5,000    179,720
    Nippon Paper Industries Co., Ltd.                         70,824  1,348,412
    Nippon Parking Development Co., Ltd.                      76,500    135,259
    Nippon Pillar Packing Co., Ltd.                           16,400    286,703
    Nippon Piston Ring Co., Ltd.                               5,800    120,162
    Nippon Road Co., Ltd. (The)                                5,100    281,831
    Nippon Seiki Co., Ltd.                                    35,200    729,428
    Nippon Seisen Co., Ltd.                                    2,400    119,815
*   Nippon Sharyo, Ltd.                                       65,000    192,200
*   Nippon Sheet Glass Co., Ltd.                              63,300    573,430
    Nippon Shokubai Co., Ltd.                                  9,200    655,146
    Nippon Signal Co., Ltd.                                   40,000    421,447
    Nippon Soda Co., Ltd.                                     93,000    640,648
    Nippon Steel & Sumikin Bussan Corp.                       11,400    700,064
    Nippon Steel & Sumitomo Metal Corp.                       80,906  2,064,894
    Nippon Suisan Kaisha, Ltd.                               217,600  1,161,703
    Nippon Systemware Co., Ltd.                                6,100    144,586
    Nippon Thompson Co., Ltd.                                 42,000    330,401
    Nippon Valqua Industries, Ltd.                            11,300    343,505
    Nippon View Hotel Co., Ltd.                                3,100     44,441
#*  Nippon Yakin Kogyo Co., Ltd.                              72,400    206,236
*   Nippon Yusen K.K.                                         64,622  1,624,545
    Nipro Corp.                                               69,600  1,070,271
    Nishi-Nippon Financial Holdings, Inc.                     96,200  1,263,497
    Nishi-Nippon Railroad Co., Ltd.                           10,800    301,917
    Nishikawa Rubber Co., Ltd.                                 1,400     31,972
    Nishimatsu Construction Co., Ltd.                         45,000  1,279,330
#   Nishimatsuya Chain Co., Ltd.                              28,000    329,720
    Nishio Rent All Co., Ltd.                                 13,800    447,178
    Nissan Chemical Industries, Ltd.                          10,400    425,227
    Nissan Motor Co., Ltd.                                   250,000  2,678,128
#   Nissan Shatai Co., Ltd.                                   53,300    562,943
    Nissan Tokyo Sales Holdings Co., Ltd.                     18,900     69,443
    Nissei ASB Machine Co., Ltd.                               4,300    283,355
    Nissei Build Kogyo Co., Ltd.                              23,000    290,613
    Nissei Plastic Industrial Co., Ltd.                        9,100    153,102
#   Nissha Co., Ltd.                                           5,600    145,936
    Nisshin Fudosan Co.                                       21,900    187,424
    Nisshin Oillio Group, Ltd. (The)                          21,000    633,895
    Nisshin Seifun Group, Inc.                                 7,465    150,064
    Nisshin Steel Co., Ltd.                                   39,640    668,342
    Nisshinbo Holdings, Inc.                                  74,924  1,068,573
    Nissin Corp.                                              11,500    306,739
    Nissin Electric Co., Ltd.                                 31,000    345,562
    Nissin Kogyo Co., Ltd.                                    30,800    581,345
    Nissin Sugar Co., Ltd.                                     9,400    188,966
    Nissui Pharmaceutical Co., Ltd.                           10,000    130,659
    Nitori Holdings Co., Ltd.                                  2,200    351,019
    Nitta Corp.                                                8,000    338,460
    Nitta Gelatin, Inc.                                        7,100     54,467

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nittan Valve Co., Ltd.                                    12,800 $   49,723
    Nittetsu Mining Co., Ltd.                                  3,800    273,732
    Nitto Boseki Co., Ltd.                                    16,800    505,502
    Nitto Denko Corp.                                          7,600    698,287
    Nitto FC Co., Ltd.                                         9,895     72,639
    Nitto Kogyo Corp.                                         20,800    357,319
    Nitto Kohki Co., Ltd.                                      5,200    143,761
    Nitto Seiko Co., Ltd.                                     19,500    115,836
    Nittoc Construction Co., Ltd.                             27,600    177,876
    Nittoku Engineering Co., Ltd.                              7,700    372,569
    NJS Co., Ltd.                                              5,300     77,423
    Noda Corp.                                                10,400    137,704
    Noevir Holdings Co., Ltd.                                  1,600    130,160
    NOF Corp.                                                 37,300  1,003,944
    Nohmi Bosai, Ltd.                                         12,400    229,664
    Nojima Corp.                                              18,600    448,315
    NOK Corp.                                                 41,800    975,151
    Nomura Co., Ltd.                                          13,100    296,153
    Nomura Holdings, Inc.                                    210,200  1,372,280
    Nomura Holdings, Inc. Sponsored ADR                       13,920     91,315
    Nomura Real Estate Holdings, Inc.                         47,600  1,140,383
    Nomura Research Institute, Ltd.                            5,082    234,637
    Noritake Co., Ltd.                                         8,000    427,659
#   Noritsu Koki Co., Ltd.                                    11,500    288,784
    Noritz Corp.                                              22,300    440,983
    North Pacific Bank, Ltd.                                 230,700    805,069
    Nozawa Corp.                                               4,600     67,303
    NS Solutions Corp.                                         9,800    264,086
    NS United Kaiun Kaisha, Ltd.                               7,400    182,888
    NSD Co., Ltd.                                             11,840    250,357
    NSK, Ltd.                                                 43,100    714,802
    NTN Corp.                                                258,000  1,330,643
    NTT Data Corp.                                            21,000    247,913
    NTT DOCOMO, Inc.                                          49,672  1,234,221
    NTT DOCOMO, Inc. Sponsored ADR                             3,100     77,345
    NTT Urban Development Corp.                                8,000    105,069
    Nuflare Technology, Inc.                                   3,100    200,226
#   OAK Capital Corp.                                         23,400     81,908
    Obara Group, Inc.                                          6,600    456,368
    Obayashi Corp.                                            45,300    546,932
    Obic Co., Ltd.                                             2,700    211,019
    Odelic Co., Ltd.                                           3,200    138,346
    Oenon Holdings, Inc.                                      45,000    168,598
    Ogaki Kyoritsu Bank, Ltd. (The)                           26,700    692,502
    Ohashi Technica, Inc.                                      7,200    118,406
    Ohmoto Gumi Co., Ltd.                                        400     19,602
    Ohsho Food Service Corp.                                   4,700    220,132
#   OIE Sangyo Co., Ltd.                                       1,187     15,332
    Oiles Corp.                                                9,916    206,534
*   Oisix.daichi, Inc.                                           800     24,203
    Oita Bank, Ltd. (The)                                      8,200    323,522
    Oji Holdings Corp.                                       298,000  2,047,457
    Okabe Co., Ltd.                                           26,300    270,856

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Okamoto Industries, Inc.                                  24,000 $  271,829
    Okamoto Machine Tool Works, Ltd.                           3,700    162,891
    Okamura Corp.                                             46,800    654,987
    Okasan Securities Group, Inc.                            126,000    864,472
    Oki Electric Industry Co., Ltd.                           37,000    538,520
    Okinawa Cellular Telephone Co.                             4,900    189,590
    Okinawa Electric Power Co., Inc. (The)                     8,497    216,923
    OKK Corp.                                                  6,300     76,382
    OKUMA Corp.                                               14,000    966,452
    Okumura Corp.                                             15,700    679,179
    Okura Industrial Co., Ltd.                                31,000    188,733
    Okuwa Co., Ltd.                                           19,000    197,860
    Olympic Group Corp.                                        2,300     12,926
    Olympus Corp.                                              7,200    277,373
    Omron Corp.                                                9,700    607,979
    ONO Sokki Co., Ltd.                                        4,000     32,729
    Onoken Co., Ltd.                                          11,900    212,580
    Onward Holdings Co., Ltd.                                 91,000    782,616
    Ootoya Holdings Co., Ltd.                                  1,500     32,681
    Open House Co., Ltd.                                       9,800    576,126
*   OPT Holding, Inc.                                          7,300     99,701
    Optex Group Co., Ltd.                                      5,100    326,595
    Oracle Corp.                                               1,000     80,769
    Organo Corp.                                               6,800    224,789
#   Orient Corp.                                              49,700     82,225
    Origin Electric Co., Ltd.                                  4,200     68,414
    ORIX Corp.                                               124,900  2,339,586
    Osaka Organic Chemical Industry, Ltd.                     12,000    189,248
#   Osaka Soda Co., Ltd.                                       9,200    236,901
    Osaka Steel Co., Ltd.                                      9,900    207,400
    OSAKA Titanium Technologies Co., Ltd.                     11,600    302,451
    Osaki Electric Co., Ltd.                                  32,000    235,767
    OSG Corp.                                                 32,000    813,688
    OSJB Holdings Corp.                                       55,000    162,707
    Otsuka Corp.                                               3,100    260,983
    Otsuka Holdings Co., Ltd.                                  7,000    310,958
#   Otsuka Kagu, Ltd.                                         11,900     83,672
    OUG Holdings, Inc.                                         1,500     36,159
    Outsourcing, Inc.                                         34,000    644,199
    Oyo Corp.                                                 15,400    205,746
    Pacific Industrial Co., Ltd.                              34,400    523,449
#*  Pacific Metals Co., Ltd.                                  12,799    420,910
    Pack Corp. (The)                                           6,100    210,403
    PAL GROUP Holdings Co., Ltd.                               7,000    200,274
    PALTAC Corp.                                              14,350    637,096
#   Paltek Corp.                                               7,400     53,396
    Panasonic Corp.                                           88,423  1,312,834
    Panasonic Corp. Sponsored ADR                             26,580    396,042
    Paraca, Inc.                                               1,700     42,205
    Paramount Bed Holdings Co., Ltd.                           7,100    374,236
    Parco Co., Ltd.                                           14,506    205,137
    Paris Miki Holdings, Inc.                                 15,600     72,435
    Park24 Co., Ltd.                                           6,800    170,102

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Parker Corp.                                               2,000 $   13,360
    Pasco Corp.                                               13,000     39,627
    Pasona Group, Inc.                                        11,100    239,734
    PC Depot Corp.                                            24,240    177,439
#   Pegasus Sewing Machine Manufacturing Co., Ltd.            14,400    100,624
    Penta-Ocean Construction Co., Ltd.                       147,100  1,136,512
    PIA Corp.                                                  2,000    131,702
    Pigeon Corp.                                               8,400    328,446
    Pilot Corp.                                               11,600    576,479
    Piolax, Inc.                                              15,600    468,000
#*  Pioneer Corp.                                            276,400    589,741
    Plant Co., Ltd.                                            1,500     19,491
#   Plenus Co., Ltd.                                          10,900    213,682
    Pola Orbis Holdings, Inc.                                  4,800    187,906
    Poletowin Pitcrew Holdings, Inc.                           4,500     94,709
    Press Kogyo Co., Ltd.                                     66,900    425,704
    Pressance Corp.                                           25,300    363,311
    Prestige International, Inc.                              22,800    299,282
    Prima Meat Packers, Ltd.                                  99,000    677,492
    Pronexus, Inc.                                             6,000     80,963
#   Prospect Co., Ltd.                                       192,000    116,324
    Proto Corp.                                                4,000     60,372
    PS Mitsubishi Construction Co., Ltd.                      23,600    205,858
    Punch Industry Co., Ltd.                                  15,000    195,270
    Qol Co., Ltd.                                              7,500    149,186
    Quick Co., Ltd.                                            2,400     37,186
    Raito Kogyo Co., Ltd.                                     28,500    323,593
*   Rakuten, Inc.                                              7,600     68,779
    Rasa Corp.                                                 4,200     38,080
#   Rasa Industries, Ltd.                                      6,400    151,718
#   Raysum Co., Ltd.                                          15,000    230,173
    Relia, Inc.                                               12,400    150,442
    Relo Group, Inc.                                          29,000    861,211
    Renaissance, Inc.                                          6,300    103,279
    Renesas Easton Co., Ltd.                                  10,000     73,597
    Rengo Co., Ltd.                                          143,100  1,161,168
#*  Renown, Inc.                                              44,300     75,598
    Resona Holdings, Inc.                                    161,300    976,819
    Resorttrust, Inc.                                         14,800    352,743
    Retail Partners Co., Ltd.                                  3,500     45,224
    Rheon Automatic Machinery Co., Ltd.                       12,800    259,914
    Rhythm Watch Co., Ltd.                                     5,400    113,853
    Riberesute Corp.                                          10,100     91,341
    Ricoh Co., Ltd.                                          135,700  1,337,580
    Ricoh Leasing Co., Ltd.                                   11,200    411,744
#   Ride On Express Holdings Co., Ltd.                         4,500     43,681
#   Right On Co., Ltd.                                        11,600     99,836
    Riken Corp.                                                6,400    363,184
    Riken Keiki Co., Ltd.                                      8,100    182,582
    Riken Technos Corp.                                       27,700    157,876
    Riken Vitamin Co., Ltd.                                    5,300    205,883
    Ringer Hut Co., Ltd.                                       7,500    167,930
    Rinnai Corp.                                               1,400    132,185

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Rion Co., Ltd.                                             7,200 $  192,567
    Riso Kagaku Corp.                                         11,400    215,302
    Riso Kyoiku Co., Ltd.                                     10,800     82,936
    Rock Field Co., Ltd.                                       8,400    167,628
    Rohm Co., Ltd.                                             1,300    143,215
    Rohto Pharmaceutical Co., Ltd.                            20,800    559,048
    Rokko Butter Co., Ltd.                                     7,600    194,933
    Roland DG Corp.                                            7,100    209,025
#   Rorze Corp.                                                3,800     95,124
    Round One Corp.                                           53,500    992,134
#   Royal Holdings Co., Ltd.                                  10,100    276,376
#*  RVH, Inc.                                                 13,000     72,495
    Ryobi, Ltd.                                               19,200    573,443
    Ryoden Corp.                                              12,500    220,121
    Ryohin Keikaku Co., Ltd.                                   1,500    501,672
    Ryosan Co., Ltd.                                          18,300    703,450
#   Ryoyo Electro Corp.                                       16,900    299,927
    S Foods, Inc.                                              7,200    314,100
    S&B Foods, Inc.                                            1,300    152,427
    Sac's Bar Holdings, Inc.                                  12,150    135,444
    Saibu Gas Co., Ltd.                                        7,200    189,033
    Saizeriya Co., Ltd.                                       11,300    342,711
    Sakai Chemical Industry Co., Ltd.                         12,200    342,662
    Sakai Heavy Industries, Ltd.                               3,400    147,329
    Sakai Moving Service Co., Ltd.                             5,000    239,647
    Sakai Ovex Co., Ltd.                                       4,500    107,987
    Sakata INX Corp.                                          19,300    327,215
    Sakata Seed Corp.                                            900     31,627
    Sala Corp.                                                44,000    284,788
    SAMTY Co., Ltd.                                           16,000    287,712
    San Holdings, Inc.                                         2,800     75,039
    San-A Co., Ltd.                                            8,700    429,704
    San-Ai Oil Co., Ltd.                                      44,300    647,092
    San-In Godo Bank, Ltd. (The)                             106,200  1,100,926
*   Sanden Holdings Corp.                                     15,600    340,981
    Sanei Architecture Planning Co., Ltd.                      5,400    114,840
    Sangetsu Corp.                                            26,000    517,915
    Sanken Electric Co., Ltd.                                107,000    784,581
    Sanki Engineering Co., Ltd.                               31,600    358,094
#   Sanko Gosei, Ltd.                                         11,400     86,685
    Sanko Metal Industrial Co., Ltd.                           1,700     66,422
    Sankyo Co., Ltd.                                          17,900    581,581
    Sankyo Frontier Co., Ltd.                                  1,000     30,371
    Sankyo Seiko Co., Ltd.                                    25,800    115,253
    Sankyo Tateyama, Inc.                                     17,800    250,419
    Sankyu, Inc.                                              26,000  1,213,553
    Sanoh Industrial Co., Ltd.                                23,200    185,096
    Sanoyas Holdings Corp.                                    14,700     39,289
#   Sanrio Co., Ltd.                                           6,400    110,157
    Sansei Technologies, Inc.                                  9,500    122,133
    Sansha Electric Manufacturing Co., Ltd.                    5,500     84,616
    Sanshin Electronics Co., Ltd.                             19,600    370,169
    Santen Pharmaceutical Co., Ltd.                            8,500    138,019

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sanwa Holdings Corp.                                      53,000 $  736,300
    Sanyo Chemical Industries, Ltd.                            9,400    498,150
    Sanyo Denki Co., Ltd.                                      6,800    543,572
    Sanyo Electric Railway Co., Ltd.                           4,400    112,099
    Sanyo Engineering & Construction, Inc.                     1,700     14,105
    Sanyo Housing Nagoya Co., Ltd.                             8,000     91,994
#   Sanyo Shokai, Ltd.                                         8,237    160,199
    Sanyo Special Steel Co., Ltd.                             16,400    416,344
    Sanyo Trading Co., Ltd.                                    7,100    175,726
    Sapporo Holdings, Ltd.                                    43,700  1,317,382
    Sata Construction Co., Ltd.                               11,300     46,930
    Sato Holdings Corp.                                       11,900    384,248
    Sato Shoji Corp.                                           8,900    102,229
    Satori Electric Co., Ltd.                                 13,000    135,770
#   Sawada Holdings Co., Ltd.                                 14,700    152,458
#   Sawai Pharmaceutical Co., Ltd.                            24,700  1,124,608
#   Saxa Holdings, Inc.                                        4,800     93,050
    SBI Holdings, Inc.                                        76,450  1,858,520
#   SBS Holdings, Inc.                                        16,500    171,925
#   Scala, Inc.                                               13,400    101,780
    SCREEN Holdings Co., Ltd.                                  9,600    836,758
    Scroll Corp.                                              25,900    121,191
    SCSK Corp.                                                 1,655     76,260
    SEC Carbon, Ltd.                                           1,300     83,198
    Secom Co., Ltd.                                            4,900    375,557
    Secom Joshinetsu Co., Ltd.                                   200      8,007
    Sega Sammy Holdings, Inc.                                 60,600    848,216
    Seibu Electric Industry Co., Ltd.                          2,600     71,202
    Seibu Holdings, Inc.                                       7,600    152,333
    Seika Corp.                                                7,600    205,358
    Seikagaku Corp.                                            1,700     26,559
    Seikitokyu Kogyo Co., Ltd.                                23,900    139,948
    Seiko Epson Corp.                                         30,800    750,245
    Seiko Holdings Corp.                                      23,000    662,316
#   Seiko PMC Corp.                                            4,600     50,896
#   Seikoh Giken Co., Ltd.                                       800     13,827
    Seino Holdings Co., Ltd.                                  77,200  1,283,769
    Seiren Co., Ltd.                                          20,300    419,290
    Sekisui Chemical Co., Ltd.                                32,000    611,853
#   Sekisui House, Ltd.                                       60,940  1,119,672
    Sekisui Jushi Corp.                                       16,900    385,778
    Sekisui Plastics Co., Ltd.                                18,900    240,371
    Senko Group Holdings Co., Ltd.                            73,500    528,738
    Senshu Electric Co., Ltd.                                  6,000    176,452
    Senshu Ikeda Holdings, Inc.                              190,740    734,609
*   Senshukai Co., Ltd.                                       24,700    137,071
#   Septeni Holdings Co., Ltd.                                26,100     88,858
    Seria Co., Ltd.                                           11,600    692,055
    Seven & I Holdings Co., Ltd.                              20,800    858,203
#   Seven Bank, Ltd.                                          77,600    286,814
    SFP Holdings Co., Ltd.                                     3,700     71,338
#*  Sharp Corp.                                               22,700    849,749
    Shibaura Electronics Co., Ltd.                             4,300    243,022

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Shibaura Mechatronics Corp.                               20,000 $   85,117
    Shibusawa Warehouse Co., Ltd. (The)                        6,000    110,738
    Shibuya Corp.                                              6,200    265,970
#   Shidax Corp.                                               6,800     30,852
    Shiga Bank, Ltd. (The)                                   162,108    874,607
    Shikibo, Ltd.                                              9,100    115,284
    Shikoku Bank, Ltd. (The)                                  26,200    397,999
    Shikoku Chemicals Corp.                                   19,600    326,846
    Shikoku Electric Power Co., Inc.                          21,700    246,563
    Shima Seiki Manufacturing, Ltd.                            3,700    268,564
    Shimachu Co., Ltd.                                        33,500  1,104,626
    Shimadzu Corp.                                            16,000    406,427
    Shimamura Co., Ltd.                                        4,400    517,286
    Shimane Bank, Ltd. (The)                                   1,300     16,639
    Shimano, Inc.                                                400     57,335
    Shimizu Bank, Ltd. (The)                                   6,200    185,132
    Shimizu Corp.                                             42,000    432,016
    Shimojima Co., Ltd.                                        1,600     17,315
    Shin Nippon Air Technologies Co., Ltd.                     9,600    134,838
#*  Shin Nippon Biomedical Laboratories, Ltd.                 12,100     65,301
    Shin-Etsu Chemical Co., Ltd.                               9,900  1,132,717
    Shin-Etsu Polymer Co., Ltd.                               23,600    284,759
    Shin-Keisei Electric Railway Co., Ltd.                     1,000     19,919
    Shinagawa Refractories Co., Ltd.                           4,300    130,497
    Shindengen Electric Manufacturing Co., Ltd.                6,300    583,533
*   Shinkawa, Ltd.                                            15,200    206,274
    Shinko Electric Industries Co., Ltd.                      56,500    480,583
    Shinko Plantech Co., Ltd.                                 33,600    347,822
    Shinko Shoji Co., Ltd.                                    18,100    351,828
    Shinmaywa Industries, Ltd.                                64,100    616,691
    Shinnihon Corp.                                           20,800    196,823
#   Shinoken Group Co., Ltd.                                  10,200    245,674
    Shinsei Bank, Ltd.                                        35,400    618,952
    Shinsho Corp.                                              4,800    173,653
    Shinwa Co., Ltd.                                           2,100     49,084
    Shionogi & Co., Ltd.                                       1,000     55,350
    Ship Healthcare Holdings, Inc.                            18,900    615,301
    Shiseido Co., Ltd.                                        15,500    796,035
#   Shizuki Electric Co., Inc.                                10,700     95,680
    Shizuoka Bank, Ltd. (The)                                 84,000    898,258
    Shizuoka Gas Co., Ltd.                                    45,400    396,758
    Shobunsha Publications, Inc.                              10,700     74,230
    Shochiku Co., Ltd.                                           500     74,204
    Shoei Co., Ltd.                                            3,400    156,101
    Shoei Foods Corp.                                          8,500    346,840
    Shofu, Inc.                                                6,100     82,826
*   Shoko Co., Ltd.                                           44,000     55,307
    Showa Aircraft Industry Co., Ltd.                          2,822     37,668
    Showa Corp.                                               39,900    501,893
    Showa Denko K.K.                                          79,100  3,680,142
#*  Showa Holdings Co., Ltd.                                  19,200     15,998
    Showa Sangyo Co., Ltd.                                    11,400    294,753
    Showa Shell Sekiyu K.K.                                   48,600    690,904

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sigma Koki Co., Ltd.                                       3,400 $   79,241
#   Siix Corp.                                                 9,400    427,118
    Sinanen Holdings Co., Ltd.                                 6,400    152,609
#   Sinfonia Technology Co., Ltd.                             83,000    356,942
    Sinko Industries, Ltd.                                    10,500    204,591
    Sintokogio, Ltd.                                          34,000    437,691
    SK-Electronics Co., Ltd.                                   7,500    147,155
    SKY Perfect JSAT Holdings, Inc.                          113,700    538,622
    Skylark Co., Ltd.                                         13,000    187,358
    SMC Corp.                                                    400    197,133
    SMK Corp.                                                 34,000    150,356
    SMS Co., Ltd.                                             13,400    476,233
    SNT Corp.                                                  8,200     62,177
#   Sodick Co., Ltd.                                          31,600    441,738
    Soft99 Corp.                                               6,500     85,675
    SoftBank Group Corp.                                       1,200     99,705
    Softbank Technology Corp.                                  4,600     88,989
#   Softbrain Co., Ltd.                                       10,100     41,222
#   Software Service, Inc.                                       400     30,138
    Sogo Medical Co., Ltd.                                     5,400    325,892
    Sohgo Security Services Co., Ltd.                          8,000    435,265
    Sojitz Corp.                                             476,500  1,542,661
    Soken Chemical & Engineering Co., Ltd.                     6,500    142,412
    Sompo Holdings, Inc.                                      27,850  1,118,291
    Sony Corp.                                                26,100  1,251,784
    Sony Corp. Sponsored ADR                                  57,811  2,771,459
    Sony Financial Holdings, Inc.                              8,700    160,017
    Sotetsu Holdings, Inc.                                     6,000    165,853
    Sotoh Co., Ltd.                                            4,900     50,418
#   Sourcenext Corp.                                          16,200    108,346
    Space Co., Ltd.                                            3,100     43,752
    Sparx Group Co., Ltd.                                     26,300     85,259
    SPK Corp.                                                  2,182     61,702
    Square Enix Holdings Co., Ltd.                             7,700    351,727
    SRA Holdings                                               3,200    114,334
    Srg Takamiya Co., Ltd.                                    11,700     72,167
    ST Corp.                                                   2,200     50,260
    St Marc Holdings Co., Ltd.                                11,500    326,230
    Stanley Electric Co., Ltd.                                12,600    512,882
    Star Mica Co., Ltd.                                        2,800     50,622
    Star Micronics Co., Ltd.                                   9,900    208,032
    Start Today Co., Ltd.                                     14,100    416,617
    Starts Corp., Inc.                                        14,000    390,764
    Starzen Co., Ltd.                                          5,000    253,832
#   Stella Chemifa Corp.                                       7,800    265,107
    Step Co., Ltd.                                             3,800     66,737
    Strike Co., Ltd.                                           1,200     71,443
    Studio Alice Co., Ltd.                                     6,600    169,925
    Subaru Corp.                                               5,800    193,189
#   Subaru Enterprise Co., Ltd.                                1,200     78,749
    Sugi Holdings Co., Ltd.                                    2,200    117,308
    Sugimoto & Co., Ltd.                                       5,800    100,626
    Sumco Corp.                                               55,900  1,521,391

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sumida Corp.                                              20,000 $  379,016
    Suminoe Textile Co., Ltd.                                  4,300    125,794
#   Sumiseki Holdings, Inc.                                   38,800     65,882
    Sumitomo Bakelite Co., Ltd.                              113,000    970,672
    Sumitomo Chemical Co., Ltd.                              458,000  3,369,944
    Sumitomo Corp.                                            77,400  1,338,293
    Sumitomo Dainippon Pharma Co., Ltd.                       10,000    147,623
    Sumitomo Densetsu Co., Ltd.                               12,900    271,925
    Sumitomo Electric Industries, Ltd.                       126,600  2,166,776
    Sumitomo Forestry Co., Ltd.                               52,900    911,319
    Sumitomo Heavy Industries, Ltd.                           42,700  1,958,183
    Sumitomo Metal Mining Co., Ltd.                            6,700    314,588
    Sumitomo Mitsui Construction Co., Ltd.                   149,960    855,785
    Sumitomo Mitsui Financial Group, Inc.                     88,341  3,978,521
    Sumitomo Mitsui Trust Holdings, Inc.                      23,800    991,006
    Sumitomo Osaka Cement Co., Ltd.                          286,000  1,346,423
    Sumitomo Precision Products Co., Ltd.                     20,000     75,132
    Sumitomo Realty & Development Co., Ltd.                    6,000    231,483
    Sumitomo Riko Co., Ltd.                                   27,400    289,654
    Sumitomo Rubber Industries, Ltd.                          82,053  1,598,216
    Sumitomo Seika Chemicals Co., Ltd.                         8,600    448,930
    Sumitomo Warehouse Co., Ltd. (The)                        94,000    700,811
    Sun A Kaken Co., Ltd.                                      2,300     18,179
#   Sun Corp.                                                 15,300     99,170
    Sun Frontier Fudousan Co., Ltd.                           22,800    288,206
    Sun-Wa Technos Corp.                                       6,200    142,140
    Suncall Corp.                                             12,300     85,136
    Sundrug Co., Ltd.                                          3,200    137,719
    Suntory Beverage & Food, Ltd.                              1,200     57,555
    Suruga Bank, Ltd.                                         14,400    291,948
    Suzuden Corp.                                              1,400     22,904
    Suzuken Co., Ltd.                                         18,560    791,136
    Suzuki Co., Ltd.                                           2,600     30,900
    Suzuki Motor Corp.                                        13,800    792,603
*   SWCC Showa Holdings Co., Ltd.                             19,500    167,489
    Systena Corp.                                              7,500    258,872
    T Hasegawa Co., Ltd.                                      16,100    334,602
    T RAD Co., Ltd.                                            5,900    205,904
    T&D Holdings, Inc.                                        57,700  1,034,573
    T&K Toka Co., Ltd.                                        15,600    209,722
    T-Gaia Corp.                                               8,300    206,263
    Tachi-S Co., Ltd.                                         23,900    435,524
    Tachibana Eletech Co., Ltd.                               12,020    235,637
    Tachikawa Corp.                                            8,200    107,906
    Tadano, Ltd.                                              64,200  1,123,851
    Taihei Dengyo Kaisha, Ltd.                                11,500    297,367
    Taiheiyo Cement Corp.                                     49,568  2,103,598
    Taiheiyo Kouhatsu, Inc.                                    6,300     59,982
    Taiho Kogyo Co., Ltd.                                     13,600    206,729
    Taikisha, Ltd.                                             9,700    338,903
    Taiko Bank, Ltd. (The)                                     5,600    125,051
    Taiko Pharmaceutical Co., Ltd.                             5,100    116,617
    Taisei Corp.                                               9,000    459,365

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Taisei Lamick Co., Ltd.                                    4,500 $  135,276
    Taisho Pharmaceutical Holdings Co., Ltd.                     800     65,160
    Taiyo Holdings Co., Ltd.                                   4,200    204,960
#   Taiyo Nippon Sanso Corp.                                  25,000    388,612
    Taiyo Yuden Co., Ltd.                                     78,900  1,335,270
    Takachiho Koheki Co., Ltd.                                 5,500     59,663
    Takamatsu Construction Group Co., Ltd.                     5,500    156,782
    Takano Co., Ltd.                                           4,800     48,508
    Takaoka Toko Co., Ltd.                                     8,664    139,054
    Takara Holdings, Inc.                                     25,400    313,478
    Takara Leben Co., Ltd.                                    72,700    325,487
    Takara Printing Co., Ltd.                                  3,800     60,704
    Takara Standard Co., Ltd.                                 29,400    486,642
    Takasago International Corp.                              10,100    312,652
    Takasago Thermal Engineering Co., Ltd.                    25,700    486,585
    Takashima & Co., Ltd.                                      2,600     55,193
    Takashimaya Co., Ltd.                                    120,000  1,248,649
#   Take And Give Needs Co., Ltd.                              9,470     99,186
    TAKEBISHI Corp.                                            3,600     62,704
    Takeda Pharmaceutical Co., Ltd.                           10,200    597,452
    Takeei Corp.                                              17,000    216,502
    Takeuchi Manufacturing Co., Ltd.                          24,300    632,439
    Taki Chemical Co., Ltd.                                      800     41,421
    Takihyo Co., Ltd.                                          3,400     72,394
    Takisawa Machine Tool Co., Ltd.                            5,000    112,704
    Takuma Co., Ltd.                                          34,400    467,446
#   Tama Home Co., Ltd.                                       14,600    159,097
    Tamron Co., Ltd.                                           9,400    207,577
    Tamura Corp.                                              49,100    389,718
    Tanabe Engineering Corp.                                   3,100     37,194
#   Tanseisha Co., Ltd.                                       13,650    153,769
    Tatsuta Electric Wire and Cable Co., Ltd.                 31,000    229,445
    Tayca Corp.                                               11,500    352,398
#   Tazmo Co., Ltd.                                            3,400     63,077
    TBK Co., Ltd.                                             14,600     75,958
    TDC Soft, Inc.                                             1,200     13,829
    TDK Corp.                                                 22,000  2,036,532
#*  Teac Corp.                                                23,000      9,509
#   TechMatrix Corp.                                           5,800    110,459
    Techno Medica Co., Ltd.                                      600     10,501
    Techno Ryowa, Ltd.                                         7,000     54,726
    TechnoPro Holdings, Inc.                                  15,500    851,179
#   Tecnos Japan, Inc.                                         2,900     24,564
    Teijin, Ltd.                                              68,200  1,512,101
    Teikoku Electric Manufacturing Co., Ltd.                   5,200     71,426
    Teikoku Sen-I Co., Ltd.                                   11,600    252,956
    Teikoku Tsushin Kogyo Co., Ltd.                            5,200     66,235
    Tekken Corp.                                               7,500    226,470
    Tenma Corp.                                               11,900    238,001
    Tenox Corp.                                                2,700     28,467
#   Tenpos Holdings Co., Ltd.                                  2,200     53,742
    Teraoka Seisakusho Co., Ltd.                               8,000     69,999
    Terumo Corp.                                               1,400     68,523

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    THK Co., Ltd.                                             27,400 $1,144,704
    Tigers Polymer Corp.                                       5,900     47,444
    TIS, Inc.                                                 37,000  1,312,785
    TKC Corp.                                                  7,500    273,977
    Toa Corp.(6894434)                                        16,300    207,572
*   Toa Corp.(6894508)                                        12,300    336,936
    Toa Oil Co., Ltd.                                         44,000     65,780
    TOA ROAD Corp.                                             3,100    122,925
#   Toabo Corp.                                                3,800     20,914
    Toagosei Co., Ltd.                                        83,300  1,078,076
    Tobishima Corp.                                          135,800    225,453
    Tobu Store Co., Ltd.                                       1,900     52,987
    TOC Co., Ltd.                                             16,700    144,308
    Tocalo Co., Ltd.                                           9,400    472,158
    Tochigi Bank, Ltd. (The)                                  51,000    212,731
    Toda Corp.                                                56,000    441,212
#   Toda Kogyo Corp.                                           3,100    130,373
#   Toei Animation Co., Ltd.                                     900     86,467
    Toei Co., Ltd.                                             4,900    504,693
    Toell Co., Ltd.                                            1,700     15,958
    Toenec Corp.                                               6,300    189,517
#   Togami Electric Manufacturing Co., Ltd.                    2,000     45,395
    Toho Bank, Ltd. (The)                                    151,700    549,717
    Toho Co., Ltd.(6895200)                                    4,900    166,140
    Toho Co., Ltd.(6895211)                                    3,800     91,184
    Toho Gas Co., Ltd.                                         4,600    135,068
#   Toho Holdings Co., Ltd.                                   39,100    908,208
    Toho Titanium Co., Ltd.                                   21,200    300,661
    Toho Zinc Co., Ltd.                                       12,100    737,218
    Tohoku Bank, Ltd. (The)                                    7,400    101,158
    Tohoku Steel Co., Ltd.                                     1,900     42,574
    Tohto Suisan Co., Ltd.                                     1,600     29,869
    Tokai Carbon Co., Ltd.                                   113,600  1,655,633
    Tokai Corp.                                               10,500    256,018
    TOKAI Holdings Corp.                                      56,600    546,625
    Tokai Lease Co., Ltd.                                        500     10,190
    Tokai Rika Co., Ltd.                                      41,300    898,491
    Tokai Tokyo Financial Holdings, Inc.                     123,600    946,864
    Token Corp.                                                3,720    428,200
    Tokio Marine Holdings, Inc.                               28,116  1,329,377
    Tokushu Tokai Paper Co., Ltd.                              7,100    272,716
    Tokuyama Corp.                                            34,600  1,101,594
    Tokyo Broadcasting System Holdings, Inc.                   8,500    204,820
    Tokyo Century Corp.                                       13,000    703,362
#   Tokyo Dome Corp.                                          62,600    598,078
    Tokyo Electron Device, Ltd.                                5,000    104,749
    Tokyo Electron, Ltd.                                       9,300  1,754,373
    Tokyo Energy & Systems, Inc.                              17,000    172,878
#   Tokyo Individualized Educational Institute, Inc.           8,200     86,349
#   Tokyo Keiki, Inc.                                          8,400    106,719
    Tokyo Ohka Kogyo Co., Ltd.                                14,500    665,689
    Tokyo Printing Ink Manufacturing Co., Ltd.                 1,100     43,175
    Tokyo Radiator Manufacturing Co., Ltd.                     4,000     35,352

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Tokyo Rakutenchi Co., Ltd.                                 1,000 $   52,273
    Tokyo Rope Manufacturing Co., Ltd.                         8,300    139,948
    Tokyo Sangyo Co., Ltd.                                    14,200     77,108
    Tokyo Seimitsu Co., Ltd.                                  15,600    683,061
#   Tokyo Steel Manufacturing Co., Ltd.                       48,100    426,805
    Tokyo Tatemono Co., Ltd.                                  59,500    959,302
    Tokyo Tekko Co., Ltd.                                      4,800     86,832
    Tokyo Theatres Co., Inc.                                   5,100     69,053
    Tokyo TY Financial Group, Inc.                            20,687    572,481
#   Tokyotokeiba Co., Ltd.                                     5,700    231,873
    Tokyu Construction Co., Ltd.                              52,930    575,717
    Tokyu Fudosan Holdings Corp.                             255,982  2,026,747
    Tokyu Recreation Co., Ltd.                                 9,853     86,854
    Toli Corp.                                                35,000    140,539
    Tomato Bank, Ltd.                                          6,200     87,622
    Tomen Devices Corp.                                        1,600     47,262
    Tomoe Corp.                                               20,300    113,368
    Tomoe Engineering Co., Ltd.                                6,200    114,911
    Tomoegawa Co., Ltd.                                        6,000     18,257
    Tomoku Co., Ltd.                                           8,000    161,256
    TOMONY Holdings, Inc.                                    113,900    564,156
    Tomy Co., Ltd.                                            41,300    625,145
    Tonami Holdings Co., Ltd.                                  4,000    203,363
    Topcon Corp.                                              45,700  1,163,493
    Toppan Forms Co., Ltd.                                    39,000    440,359
    Toppan Printing Co., Ltd.                                 86,000    810,682
    Topre Corp.                                               23,000    701,625
    Topy Industries, Ltd.                                     12,400    404,783
    Toray Industries, Inc.                                    53,000    528,723
#   Torex Semiconductor, Ltd.                                  4,600     72,466
    Toridoll Holdings Corp.                                   11,300    396,500
    Torigoe Co., Ltd. (The)                                    8,000     72,133
    Torii Pharmaceutical Co., Ltd.                            11,300    320,470
    Torishima Pump Manufacturing Co., Ltd.                    14,500    147,820
    Tosei Corp.                                               26,900    332,537
*   Toshiba Corp.                                            181,000    517,953
    Toshiba Machine Co., Ltd.                                 79,000    648,033
    Toshiba Plant Systems & Services Corp.                    20,500    404,368
    Toshiba TEC Corp.                                         83,000    504,454
#   Tosho Co., Ltd.                                            6,100    205,178
#   Tosho Printing Co., Ltd.                                  15,000    134,790
    Tosoh Corp.                                               90,500  2,083,516
    Totetsu Kogyo Co., Ltd.                                   13,670    443,861
    TOTO, Ltd.                                                 7,499    430,565
    Tottori Bank, Ltd. (The)                                   5,400     89,627
#   Toukei Computer Co., Ltd.                                  2,100     60,936
    Tow Co., Ltd.                                              9,600     89,327
    Towa Bank, Ltd. (The)                                     28,000    387,298
    Towa Corp.                                                15,400    328,690
    Towa Pharmaceutical Co., Ltd.                              5,700    321,441
    Toyo Construction Co., Ltd.                               63,500    363,805
    Toyo Corp.                                                17,700    161,526
#   Toyo Denki Seizo K.K.                                      4,800     87,559

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Toyo Engineering Corp.                                    24,599 $  299,942
    Toyo Ink SC Holdings Co., Ltd.                           143,000    870,896
    Toyo Kanetsu K.K.                                          6,100    241,628
    Toyo Kohan Co., Ltd.                                      34,800    179,300
    Toyo Machinery & Metal Co., Ltd.                          12,000    121,964
    Toyo Securities Co., Ltd.                                 44,000    141,482
    Toyo Seikan Group Holdings, Ltd.                          63,100  1,022,880
    Toyo Sugar Refining Co., Ltd.                                800      8,888
    Toyo Suisan Kaisha, Ltd.                                   4,400    179,044
    Toyo Tanso Co., Ltd.                                       8,500    294,364
    Toyo Tire & Rubber Co., Ltd.                              46,700    997,300
    Toyo Wharf & Warehouse Co., Ltd.                           3,700     61,851
    Toyobo Co., Ltd.                                          64,600  1,232,769
    Toyoda Gosei Co., Ltd.                                    36,100    960,734
    Toyota Boshoku Corp.                                      17,000    364,830
    Toyota Industries Corp.                                    7,600    496,815
    Toyota Motor Corp.                                        73,263  5,047,625
    Toyota Motor Corp. Sponsored ADR                          36,827  5,079,180
    Toyota Tsusho Corp.                                       44,600  1,812,597
    TPR Co., Ltd.                                             15,500    498,710
    Trancom Co., Ltd.                                          3,500    260,710
    Transcosmos, Inc.                                         10,900    289,902
*   Trend Micro, Inc.                                          4,200    227,359
    Trusco Nakayama Corp.                                     20,800    616,651
    Trust Tech, Inc.                                           1,700     49,697
    TS Tech Co., Ltd.                                         34,400  1,474,268
    TSI Holdings Co., Ltd.                                    51,305    363,985
    Tsubakimoto Chain Co.                                     93,000    785,337
    Tsubakimoto Kogyo Co., Ltd.                                2,200     64,694
*   Tsudakoma Corp.                                           40,000    109,622
    Tsugami Corp.                                             33,000    493,264
    Tsukada Global Holdings, Inc.                              9,800     58,118
    Tsukamoto Corp. Co., Ltd.                                    300      3,893
    Tsukishima Kikai Co., Ltd.                                22,700    294,827
    Tsukuba Bank, Ltd.                                        66,900    250,072
    Tsukui Corp.                                              30,400    239,558
    Tsumura & Co.                                              8,000    269,647
    Tsuruha Holdings, Inc.                                     2,200    307,250
    Tsurumi Manufacturing Co., Ltd.                           12,300    234,896
    Tsutsumi Jewelry Co., Ltd.                                 4,900     96,899
    TV Asahi Holdings Corp.                                   16,800    347,405
    Tv Tokyo Holdings Corp.                                   10,400    237,298
#   TYK Corp.                                                 20,800     84,784
*   U-Shin, Ltd.                                              13,200     88,083
#   UACJ Corp.                                                23,907    644,996
    Ube Industries, Ltd.                                      65,120  1,945,171
    Uchida Yoko Co., Ltd.                                      6,200    191,808
    Uchiyama Holdings Co., Ltd.                                2,300     12,447
    Ueki Corp.                                                 1,800     44,960
    UKC Holdings Corp.                                        11,100    236,746
    Ulvac, Inc.                                               23,400  1,568,566
    Umenohana Co., Ltd.                                          600     15,848
    Uniden Holdings Corp.                                     54,000    163,436

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    UNIMAT Retirement Community Co., Ltd.                      1,800 $   31,881
    Union Tool Co.                                             4,700    185,612
    Unipres Corp.                                             31,400    836,727
    United Arrows, Ltd.                                        9,600    422,232
    United Super Markets Holdings, Inc.                       37,400    379,609
*   Unitika, Ltd.                                             22,800    166,683
    Universal Entertainment Corp.                              8,300    395,840
    Unizo Holdings Co., Ltd.                                  16,900    487,262
    Uoriki Co., Ltd.                                           2,700     29,516
    Urbanet Corp. Co., Ltd.                                   16,300     51,769
    Ushio, Inc.                                               88,100  1,351,089
    USS Co., Ltd.                                             10,200    228,444
*   UT Group Co., Ltd.                                        11,700    385,321
    Utoc Corp.                                                 7,500     34,041
    V Technology Co., Ltd.                                     2,100    418,262
    Valor Holdings Co., Ltd.                                  23,300    560,583
    Vector, Inc.                                              11,900    238,088
    VIA Holdings, Inc.                                         3,000     20,255
    Village Vanguard Co., Ltd.                                 2,700     25,387
*   Visionary Holdings Co., Ltd.                              74,600     49,200
    Vital KSK Holdings, Inc.                                  27,600    244,311
    Vitec Holdings Co., Ltd.                                   5,000     83,431
    Voyage Group, Inc.                                         6,100     83,412
#   VT Holdings Co., Ltd.                                     60,500    334,183
    Wacoal Holdings Corp.                                     46,000  1,414,658
    Wakachiku Construction Co., Ltd.                           9,500    151,863
    Wakita & Co., Ltd.                                        28,500    353,501
    Warabeya Nichiyo Holdings Co., Ltd.                       10,300    264,533
    Watahan & Co., Ltd.                                        3,700    151,957
    WATAMI Co., Ltd.                                           8,100    119,719
    Watts Co., Ltd.                                            4,600     48,600
    WDB Holdings Co., Ltd.                                     2,700     96,156
    Weathernews, Inc.                                          1,700     52,774
    Welcia Holdings Co., Ltd.                                  7,600    323,372
    Wellnet Corp.                                              4,000     43,674
#   West Holdings Corp.                                       15,900    107,580
    WIN-Partners Co., Ltd.                                     2,900     40,526
    Wood One Co., Ltd.                                         5,300     85,072
    World Holdings Co., Ltd.                                   3,200    108,052
    Wowow, Inc.                                                5,600    175,152
    Xebio Holdings Co., Ltd.                                  21,000    447,773
#   YAC Holdings Co., Ltd.                                     6,500     67,431
    Yachiyo Industry Co., Ltd.                                 4,700     72,819
    Yahagi Construction Co., Ltd.                             18,600    156,926
    Yaizu Suisankagaku Industry Co., Ltd.                      5,700     62,644
    Yakult Honsha Co., Ltd.                                    1,700    142,722
#   Yakuodo Co., Ltd.                                          3,600    110,369
    YAMABIKO Corp.                                            22,700    374,462
#   Yamada Denki Co., Ltd.                                   137,808    818,327
    Yamagata Bank, Ltd. (The)                                 21,799    479,753
    Yamaguchi Financial Group, Inc.                           75,000    881,729
    Yamaha Corp.                                               4,500    186,086
    Yamaha Motor Co., Ltd.                                    18,400    614,744

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Yamaichi Electronics Co., Ltd.                            13,800 $  287,828
    Yamanashi Chuo Bank, Ltd. (The)                          114,000    484,093
#   Yamashina Corp.                                           61,700     82,518
    Yamatane Corp.                                             6,800    131,692
    Yamato Corp.                                              10,100     79,030
    Yamato Holdings Co., Ltd.                                 15,300    395,120
    Yamato International, Inc.                                 7,300     31,570
    Yamato Kogyo Co., Ltd.                                    31,200    893,937
    Yamaya Corp.                                               2,600     76,667
    Yamazaki Baking Co., Ltd.                                 27,600    544,526
    Yamazen Corp.                                             25,400    309,549
    Yaoko Co., Ltd.                                            8,300    403,948
    Yashima Denki Co., Ltd.                                    3,600     31,657
    Yaskawa Electric Corp.                                    31,800  1,645,769
    Yasuda Logistics Corp.                                    15,400    152,425
#   Yasunaga Corp.                                             3,200     81,086
    Yellow Hat, Ltd.                                           9,900    299,234
    Yodogawa Steel Works, Ltd.                                17,000    527,219
    Yokogawa Bridge Holdings Corp.                            23,700    610,418
    Yokogawa Electric Corp.                                   26,400    563,213
    Yokohama Reito Co., Ltd.                                  32,200    330,425
    Yokohama Rubber Co., Ltd. (The)                           61,199  1,562,362
    Yokowo Co., Ltd.                                           8,100    160,814
    Yomeishu Seizo Co., Ltd.                                   6,100    140,583
    Yomiuri Land Co., Ltd.                                     2,500    112,332
    Yondenko Corp.                                             2,400     61,914
#   Yondoshi Holdings, Inc.                                    9,300    239,095
    Yorozu Corp.                                              15,500    335,114
    Yoshinoya Holdings Co., Ltd.                               9,700    171,777
#   Yotai Refractories Co., Ltd.                               9,100     54,709
#   Yuasa Funashoku Co., Ltd.                                  1,500     50,562
    Yuasa Trading Co., Ltd.                                    9,500    340,073
    Yuken Kogyo Co., Ltd.                                      2,300     62,393
#   Yume No Machi Souzou Iinkai Co., Ltd.                      7,900    133,481
    Yumeshin Holdings Co., Ltd.                               14,700    173,462
    Yurtec Corp.                                              30,000    244,394
    Yushiro Chemical Industry Co., Ltd.                        6,300    100,776
    Yutaka Giken Co., Ltd.                                       600     15,779
    Zaoh Co., Ltd.                                             3,100     57,206
#   Zappallas, Inc.                                            5,000     18,609
    Zenitaka Corp. (The)                                       2,200    126,583
    Zenkoku Hosho Co., Ltd.                                    5,800    271,877
    Zenrin Co., Ltd.                                          11,600    399,134
    Zensho Holdings Co., Ltd.                                 31,700    555,915
    Zeon Corp.                                               103,000  1,554,479
    ZERIA Pharmaceutical Co., Ltd.                             7,200    144,164
*   ZIGExN Co., Ltd.                                          11,600    120,654
#   Zojirushi Corp.                                           29,600    363,897
    Zuiko Corp.                                                3,200    109,696

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Zuken, Inc.                                             12,000 $    202,503
                                                                   ------------
TOTAL JAPAN                                                         711,287,021
                                                                   ------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                  59,921    3,271,611
    ABN AMRO Group NV                                       29,953    1,013,850
    Accell Group                                            16,914      489,309
#   Aegon NV(5927375)                                      347,849    2,377,023
    Aegon NV(2008411)                                        8,969       60,898
    AFC Ajax NV                                                 70          886
    Akzo Nobel NV                                           22,016    2,060,533
#*  Altice NV Class A                                        2,923       31,347
    AMG Advanced Metallurgical Group NV                     20,949    1,120,226
    Amsterdam Commodities NV                                11,121      343,111
    APERAM SA                                               36,339    2,161,115
    Arcadis NV                                              52,117    1,182,521
#*  ArcelorMittal(BD4H9V1)                                  99,497    3,620,681
*   ArcelorMittal(BYPBS67)                                  25,558      925,654
    ASM International NV                                    33,844    2,435,587
    ASML Holding NV                                          8,114    1,646,750
    BE Semiconductor Industries NV                          25,635    2,467,036
#   Beter Bed Holding NV                                    11,513      180,445
#   BinckBank NV                                            47,020      254,455
    Boskalis Westminster                                    43,071    1,718,697
    Brunel International NV                                 12,816      250,881
    Coca-Cola European Partners P.L.C.                       8,286      332,692
    Corbion NV                                              44,480    1,454,118
    Flow Traders                                             8,699      217,474
    ForFarmers NV                                           12,557      157,878
*   Fugro NV                                                57,948      966,077
    Gemalto NV                                              23,503    1,449,780
*   Heijmans NV                                             20,193      243,622
    Heineken NV                                              6,899      775,372
    Hunter Douglas NV                                        2,925      258,444
    IMCD Group NV                                            6,727      449,368
    ING Groep NV                                           201,957    3,965,478
#   ING Groep NV Sponsored ADR                              45,326      892,922
    KAS Bank NV                                             13,273      170,587
    Kendrion NV                                             10,190      536,474
    Koninklijke Ahold Delhaize NV                          219,005    4,892,569
    Koninklijke Ahold Delhaize NV Sponsored ADR             31,776      708,599
#   Koninklijke BAM Groep NV                               153,309      749,439
    Koninklijke DSM NV                                      33,278    3,440,694
    Koninklijke KPN NV                                     354,163    1,241,077
#   Koninklijke Philips NV(2614313)                         45,594    1,858,411
    Koninklijke Philips NV(5986622)                         25,715    1,048,137
    Koninklijke Vopak NV                                    47,169    2,129,220
    Nederland Apparatenfabriek                               2,714      169,308
    NN Group NV                                             59,230    2,793,570
#*  OCI NV                                                  17,420      442,243
    Ordina NV                                               92,413      183,000
    PostNL NV                                              133,769      666,933

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Randstad Holding NV                                      28,467 $ 2,009,473
    Refresco Group NV                                        28,655     707,123
#   RELX NV                                                  68,627   1,519,642
    RELX NV Sponsored ADR                                     8,411     184,706
    SBM Offshore NV                                         125,047   2,335,469
    Sligro Food Group NV                                     15,908     829,368
*   Telegraaf Media Groep NV                                  7,861      57,667
    TKH Group NV                                             26,815   1,782,597
*   TomTom NV                                                87,804     955,932
#   Unilever NV                                              12,047     695,378
    Van Lanschot Kempen NV                                    9,158     310,739
    Wessanen                                                 35,887     771,062
    Wolters Kluwer NV                                        51,007   2,699,815
                                                                    -----------
TOTAL NETHERLANDS                                                    74,665,073
                                                                    -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.                                       143,616     977,157
    Air New Zealand, Ltd.                                   408,488     926,065
#   Arvida Group, Ltd.                                       50,724      47,941
    Auckland International Airport, Ltd.                     35,962     177,179
#   CBL Corp., Ltd.                                          22,069      52,271
    Chorus, Ltd.                                            259,511     787,798
    Chorus, Ltd. ADR                                            462       6,982
    Comvita, Ltd.                                            10,651      71,665
    Contact Energy, Ltd.                                     77,234     318,120
    EBOS Group, Ltd.                                         33,967     459,676
    Evolve Education Group, Ltd.                             24,565      14,684
    Fisher & Paykel Healthcare Corp., Ltd.                   58,638     574,985
    Fletcher Building, Ltd.(6341606)                        128,081     738,874
#   Fletcher Building, Ltd.(6341617)                          3,803      21,788
    Fonterra Co-operative Group, Ltd.                         7,404      33,833
    Freightways, Ltd.                                        50,209     295,820
    Genesis Energy, Ltd.                                     84,844     155,561
    Gentrack Group, Ltd.                                     14,435      65,454
    Hallenstein Glasson Holdings, Ltd.                        5,478      17,219
    Heartland Bank, Ltd.                                    260,729     397,381
    Infratil, Ltd.                                          116,980     279,745
    Investore Property, Ltd.                                 47,400      50,415
    Kathmandu Holdings, Ltd.                                102,583     183,581
    Mainfreight, Ltd.                                        38,801     736,519
    Mercury NZ, Ltd.                                         38,932      98,818
    Meridian Energy, Ltd.                                    36,642      78,315
    Metlifecare, Ltd.                                       131,972     602,595
    Metro Performance Glass, Ltd.                            86,994      60,258
*   New Zealand Oil & Gas, Ltd.                               1,977         997
    New Zealand Refining Co., Ltd. (The)                    116,803     215,267
    NZME, Ltd.                                               54,625      33,372
    NZX, Ltd.                                                86,239      71,960
    PGG Wrightson, Ltd.                                      54,156      22,754
#   Port of Tauranga, Ltd.                                   60,037     227,386
    Restaurant Brands New Zealand, Ltd.                      41,269     228,732
#   Ryman Healthcare, Ltd.                                   33,286     268,771

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
NEW ZEALAND -- (Continued)
    Sanford, Ltd.                                             4,644 $    27,437
    Scales Corp., Ltd.                                       46,357     164,184
    Skellerup Holdings, Ltd.                                 84,592     114,190
    SKY Network Television, Ltd.                            185,225     397,428
    SKYCITY Entertainment Group, Ltd.                       292,834     894,022
    Spark New Zealand, Ltd.                                 246,760     652,736
    Steel & Tube Holdings, Ltd.                              62,620     100,138
    Summerset Group Holdings, Ltd.                          181,491     768,928
*   Synlait Milk, Ltd.                                       20,345     104,905
#   Tegel Group Holdings, Ltd.                               20,968      17,443
    Tilt Renewables, Ltd.                                     8,621      12,731
    Tourism Holdings, Ltd.                                   85,291     368,053
*   Tower, Ltd.                                              64,178      31,148
    Trade Me Group, Ltd.                                    189,968     631,347
#   Trustpower, Ltd.                                          8,621      34,270
    Turners Automotive Group, Ltd.                           14,368      33,904
    Vector, Ltd.                                             33,846      85,285
#   Vista Group International, Ltd.                          15,472      32,498
    Warehouse Group, Ltd. (The)                              50,707      76,889
*   Xero, Ltd.                                                6,734     170,714
    Z Energy, Ltd.                                           29,675     167,092
                                                                    -----------
TOTAL NEW ZEALAND                                                    14,185,280
                                                                    -----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                          259,582     209,189
    AF Gruppen ASA                                            2,703      43,635
*   Akastor ASA                                             111,833     226,571
    Aker ASA Class A                                         10,866     622,660
    Aker BP ASA                                              29,337     848,956
*   Aker Solutions ASA                                       86,645     499,657
    American Shipping Co. ASA                                39,390     117,532
*   Archer, Ltd.                                             33,387      45,661
    Atea ASA                                                 46,433     718,806
    Austevoll Seafood ASA                                    71,323     560,337
#*  Avance Gas Holding, Ltd.                                 36,194      98,203
#*  Axactor AB                                              625,559     225,462
#   Bakkafrost P/F                                           14,734     600,437
    Bonheur ASA                                              15,871     194,116
    Borregaard ASA                                           30,394     271,343
#*  BW LPG, Ltd.                                             56,834     268,452
*   BW Offshore, Ltd.                                        70,604     352,022
    DNB ASA                                                  46,929     953,843
*   DNO ASA                                                 300,479     383,982
*   DOF ASA                                                 522,996      44,075
    Ekornes ASA                                              10,424     157,832
    Entra ASA                                                 9,648     145,823
    Europris ASA                                             21,387      95,636
#*  Fred Olsen Energy ASA                                    31,264      88,740
#   Frontline, Ltd.                                          49,954     231,734
    Gjensidige Forsikring ASA                                10,181     192,060
#   Golar LNG, Ltd.                                           3,400      92,786
    Grieg Seafood ASA                                        30,694     271,233

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
#*  Hexagon Composites ASA                                   34,935 $   115,411
    Hoegh LNG Holdings, Ltd.                                 16,693     130,232
*   Kongsberg Automotive ASA                                310,793     400,598
    Kongsberg Gruppen ASA                                     4,995     101,783
*   Kvaerner ASA                                            180,852     385,360
    Leroy Seafood Group ASA                                  48,910     249,080
    Marine Harvest ASA                                       26,487     458,649
#*  NEL ASA                                                 204,841      81,037
#*  Nordic Semiconductor ASA                                 40,223     239,441
#   Norsk Hydro ASA                                          95,508     695,427
#   Norway Royal Salmon ASA                                   7,485     120,111
#*  Norwegian Air Shuttle ASA                                11,913     348,802
*   Norwegian Finans Holding ASA                             11,175     127,594
    Norwegian Property ASA                                   14,584      20,620
    Ocean Yield ASA                                          35,904     323,775
*   Odfjell Drilling, Ltd.                                   47,026     221,698
    Odfjell SE Class A                                        5,645      22,534
    Olav Thon Eiendomsselskap ASA                             4,655      94,020
    Orkla ASA                                                19,888     206,958
*   Otello Corp. ASA                                         44,454     139,212
#*  Petroleum Geo-Services ASA                              244,109     724,926
#*  Prosafe SE                                                3,434       5,250
    Protector Forsikring ASA                                 33,236     403,294
*   Q-Free ASA                                                3,734       3,830
#*  REC Silicon ASA                                       1,496,873     223,591
    Salmar ASA                                               11,015     299,493
    Sbanken ASA                                               7,016      72,277
    Scatec Solar ASA                                         55,589     325,887
    Schibsted ASA Class A                                     1,854      59,671
    Schibsted ASA Class B                                     3,368     101,764
    Selvaag Bolig ASA                                         3,666      16,179
*   Sevan Marine ASA                                         11,522      22,928
#*  Solstad Farstad ASA                                      10,176       7,121
    SpareBank 1 SR-Bank ASA                                  80,770     964,102
    Statoil ASA                                             108,270   2,536,908
#   Statoil ASA Sponsored ADR                                 7,412     173,737
    Stolt-Nielsen, Ltd.                                      18,611     250,324
    Storebrand ASA                                           86,147     771,137
    Subsea 7 SA                                             103,439   1,611,182
#   Telenor ASA                                               9,437     220,634
    TGS NOPEC Geophysical Co. ASA                            40,193   1,009,746
    Tomra Systems ASA                                        32,403     548,830
    Treasure ASA                                             54,160      99,196
    Veidekke ASA                                             22,473     240,436
*   Wallenius Wilhelmsen Logistics                           32,962     274,405
    Wilh Wilhelmsen Holding ASA Class A                       8,431     278,353
#   XXL ASA                                                   8,977     110,975
    Yara International ASA                                    7,548     363,064
                                                                    -----------
TOTAL NORWAY                                                         24,762,365
                                                                    -----------
PORTUGAL -- (0.4%)
    Altri SGPS SA                                            51,633     312,080

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
PORTUGAL -- (Continued)
*   Banco Comercial Portugues SA Class R                  8,312,836 $ 3,319,107
#   CTT-Correios de Portugal SA                              38,692     165,539
    EDP Renovaveis SA                                       117,638   1,029,126
    Galp Energia SGPS SA                                     78,751   1,504,323
    Jeronimo Martins SGPS SA                                 12,685     270,193
    Mota-Engil SGPS SA                                       83,856     416,526
    Navigator Co. SA (The)                                  152,449     855,958
    NOS SGPS SA                                             121,487     827,043
    Novabase SGPS SA                                          3,851      14,525
#   REN - Redes Energeticas Nacionais SGPS SA                71,353     222,422
    Semapa-Sociedade de Investimento e Gestao                21,850     498,948
    Sonae Capital SGPS SA                                    82,383     107,713
    Sonae SGPS SA                                           757,556   1,217,459
    Teixeira Duarte SA                                       31,098      10,480
                                                                    -----------
TOTAL PORTUGAL                                                       10,771,442
                                                                    -----------
SINGAPORE -- (1.0%)
    Accordia Golf Trust                                     457,700     242,235
    Amara Holdings, Ltd.                                     90,000      36,989
    Ascendas India Trust                                    201,700     175,258
*   Banyan Tree Holdings, Ltd.                              139,800      66,030
    Bonvests Holdings, Ltd.                                  30,000      32,286
    Boustead Projects, Ltd.                                  26,174      17,536
    Boustead Singapore, Ltd.                                160,432     101,107
    Breadtalk Group, Ltd.                                    64,000      83,737
#   Bukit Sembawang Estates, Ltd.                            80,500     397,957
    Bund Center Investment, Ltd.                             22,000      12,634
    CapitaLand, Ltd.                                        210,601     614,883
    Centurion Corp., Ltd.                                   167,400      67,024
#   China Aviation Oil Singapore Corp., Ltd.                 82,100     101,802
    China Sunsine Chemical Holdings, Ltd.                    17,000      14,491
    Chip Eng Seng Corp., Ltd.                               277,800     213,449
    CITIC Envirotech, Ltd.                                  100,500      58,160
    City Developments, Ltd.                                  47,000     473,685
#   Civmec, Ltd.                                            140,800      57,739
    ComfortDelGro Corp., Ltd.                               263,700     421,649
#*  COSCO Shipping International Singapore Co., Ltd.         85,600      32,258
    CSE Global, Ltd.                                        418,700     116,354
    Dairy Farm International Holdings, Ltd.                   7,300      61,944
    DBS Group Holdings, Ltd.                                 15,515     311,403
    Del Monte Pacific, Ltd.                                 222,059      45,673
    Delfi, Ltd.                                              22,300      27,825
*   Delong Holdings, Ltd.                                     5,400      15,579
    Duty Free International, Ltd.                           126,400      26,436
*   Dyna-Mac Holdings, Ltd.                                 230,000      25,810
    Elec & Eltek International Co., Ltd.                     14,000      23,473
#*  Ezion Holdings, Ltd.                                  1,544,544     154,454
#*  Ezra Holdings, Ltd.                                   1,882,853      57,192
    Far East Orchard, Ltd.                                  120,384     137,665
    First Resources, Ltd.                                   169,400     244,968
    Food Empire Holdings, Ltd.                              115,500      59,355
*   Fragrance Group, Ltd.                                   222,000      26,863

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Frasers Centrepoint, Ltd.                                203,900 $  334,260
    Frencken Group, Ltd.                                     210,000    108,641
    Fu Yu Corp., Ltd.                                        274,500     41,605
*   Gallant Venture, Ltd.                                    254,500     25,424
    Genting Singapore P.L.C.                                 132,500    136,053
    Geo Energy Resources, Ltd.                               256,300     50,717
    GL, Ltd.                                                 181,400    117,637
    Golden Agri-Resources, Ltd.                            4,808,400  1,388,974
    Golden Energy & Resources, Ltd.                           70,900     23,978
    Great Eastern Holdings, Ltd.                               3,000     68,898
    GSH Corp., Ltd.                                           32,600     11,804
    GuocoLand, Ltd.                                          158,533    273,091
*   Halcyon Agri Corp., Ltd.                                 145,408     73,073
#   Hanwell Holdings, Ltd.                                   237,300     58,635
    Haw Par Corp., Ltd.                                       46,000    422,531
    Hi-P International, Ltd.                                 148,500    224,145
    Hiap Hoe, Ltd.                                            39,000     27,581
    Ho Bee Land, Ltd.                                        154,900    308,888
    Hong Fok Corp., Ltd.                                     229,480    151,261
    Hong Leong Asia, Ltd.                                    109,800     95,132
    Hotel Grand Central, Ltd.                                 17,235     19,564
    Hour Glass, Ltd. (The)                                   108,000     55,046
    Hutchison Port Holdings Trust                          2,973,100  1,229,603
    Hwa Hong Corp., Ltd.                                      21,000      5,060
    Hyflux, Ltd.                                             455,600    130,138
    Indofood Agri Resources, Ltd.                            619,900    188,313
    Japfa, Ltd.                                              368,400    146,002
    Jardine Cycle & Carriage, Ltd.                             6,644    201,869
    k1 Ventures, Ltd.                                        113,100     65,525
    Keppel Corp., Ltd.                                       204,200  1,344,602
    Keppel Infrastructure Trust                              535,062    232,695
    Keppel Telecommunications & Transportation, Ltd.          63,400     76,844
    Koh Brothers Group, Ltd.                                 175,000     45,350
#*  KrisEnergy, Ltd.                                         137,300     11,592
    KSH Holdings, Ltd.                                        70,125     42,721
    Lian Beng Group, Ltd.                                    252,000    148,084
    Low Keng Huat Singapore, Ltd.                             78,000     41,370
#   M1, Ltd.                                                 131,700    185,669
    Mandarin Oriental International, Ltd.                     61,000    131,739
    Metro Holdings, Ltd.                                     393,700    347,474
#*  Midas Holdings, Ltd.                                   1,120,000    150,900
*   Nam Cheong, Ltd.                                         600,000      6,861
    Nera Telecommunications, Ltd.                             43,000     12,103
#*  Noble Group, Ltd.                                        825,090    156,533
    NSL, Ltd.                                                 11,500     12,303
#   Olam International, Ltd.                                 222,100    376,916
    OUE, Ltd.                                                253,600    415,379
    Oversea-Chinese Banking Corp., Ltd.                      125,487  1,233,766
    Overseas Education, Ltd.                                  31,900      9,566
    Oxley Holdings, Ltd.                                     129,800     68,564
*   Pacc Offshore Services Holdings, Ltd.                     77,200     25,861
    Pan-United Corp., Ltd.                                    58,750     18,820
*   Penguin International, Ltd.                              101,800     27,363

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Perennial Real Estate Holdings, Ltd.                      21,100 $   13,928
#   Q&M Dental Group Singapore, Ltd.                         111,700     53,296
    QAF, Ltd.                                                 97,253     84,552
#*  Raffles Education Corp., Ltd.                            497,420    100,598
#   Raffles Medical Group, Ltd.                              259,449    219,355
    RHT Health Trust                                         492,300    305,950
    Riverstone Holdings, Ltd.                                 55,600     47,791
#*  Rowsley, Ltd.                                            711,600     69,901
    SATS, Ltd.                                               117,380    493,602
    SembCorp Industries, Ltd.                                591,500  1,528,511
    Sheng Siong Group, Ltd.                                  248,200    176,011
    SHS Holdings, Ltd.                                       141,000     23,058
    SIA Engineering Co., Ltd.                                 10,100     25,715
    SIIC Environment Holdings, Ltd.                          676,160    278,311
    Sinarmas Land, Ltd.                                      694,700    203,641
    Sing Holdings, Ltd.                                       45,100     15,279
    Sing Investments & Finance, Ltd.                          13,500     16,043
    Singapore Airlines, Ltd.                                 203,900  1,756,127
    Singapore Exchange, Ltd.                                  44,400    277,093
#   Singapore Post, Ltd.                                     423,300    416,469
    Singapore Press Holdings, Ltd.                           432,300    868,101
    Singapore Technologies Engineering, Ltd.                  65,800    168,815
    Singapore Telecommunications, Ltd.                       144,400    389,604
#*  Sino Grandness Food Industry Group, Ltd.                 672,726    107,106
    Stamford Land Corp., Ltd.                                217,000     85,368
    StarHub, Ltd.                                            124,600    274,152
    Sunningdale Tech, Ltd.                                   117,600    176,441
#*  Swiber Holdings, Ltd.                                    189,500      2,947
*   Tat Hong Holdings, Ltd.                                  286,400    105,745
*   Tiong Woon Corp. Holding, Ltd.                            68,000     18,289
#   Tuan Sing Holdings, Ltd.                                 386,231    140,674
    UMS Holdings, Ltd.                                       259,062    210,426
    United Engineers, Ltd.                                   362,800    729,623
#   United Industrial Corp., Ltd.                            127,084    327,249
    United Overseas Bank, Ltd.                                74,282  1,550,482
    UOB-Kay Hian Holdings, Ltd.                              112,387    122,589
    UOL Group, Ltd.                                           94,587    657,751
    UPP Holdings, Ltd.                                       134,000     26,613
    Valuetronics Holdings, Ltd.                              124,300     89,830
    Venture Corp., Ltd.                                       85,000  1,489,059
    Vibrant Group, Ltd.                                      171,233     48,941
    Wee Hur Holdings, Ltd.                                   112,000     22,610
    Wheelock Properties Singapore, Ltd.                      206,500    308,684
    Wilmar International, Ltd.                               125,300    305,151
    Wing Tai Holdings, Ltd.                                  362,268    668,474
    Xinghua Port Holdings, Ltd.                               58,750      6,718
    Yeo Hiap Seng, Ltd.                                       10,160      9,525
*   Yongnam Holdings, Ltd.                                   223,500     59,446

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    Zhongmin Baihui Retail Group, Ltd.                        7,900 $     5,320
                                                                    -----------
TOTAL SINGAPORE                                                      30,743,390
                                                                    -----------
SPAIN -- (1.9%)
    Abertis Infraestructuras SA                              18,166     440,707
    Acciona SA                                               21,178   1,917,529
    Acerinox SA                                              61,806     908,876
    ACS Actividades de Construccion y Servicios SA           15,358     614,496
*   Adveo Group International SA                             10,419      36,994
    Almirall SA                                              20,805     225,859
    Amadeus IT Group SA                                      26,130   2,025,828
#*  Amper SA                                                348,604      78,267
    Applus Services SA                                       33,352     481,781
    Atresmedia Corp. de Medios de Comunicacion SA            24,791     259,064
    Banco Bilbao Vizcaya Argentaria SA                      193,369   1,814,680
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR         40,048     376,051
    Banco de Sabadell SA                                  1,100,798   2,616,383
    Banco Santander SA                                      955,782   7,095,955
#   Banco Santander SA Sponsored ADR                        134,899     999,602
    Bankia SA                                                97,456     493,323
    Bankinter SA                                             38,894     447,190
*   Baron de Ley                                                811     111,551
    Bolsas y Mercados Espanoles SHMSF SA                     29,425   1,003,653
    CaixaBank SA                                            202,989   1,094,944
    Cellnex Telecom SA                                       62,184   1,678,889
    Cia de Distribucion Integral Logista Holdings SA          8,438     206,233
    Cie Automotive SA                                        20,678     708,618
    Construcciones y Auxiliar de Ferrocarriles SA             9,050     421,203
#*  Deoleo SA                                               312,391      72,973
    Distribuidora Internacional de Alimentacion SA          255,799   1,366,758
#*  Duro Felguera SA                                         21,132      10,129
    Ebro Foods SA                                            21,785     536,576
*   eDreams ODIGEO SA                                        37,385     245,507
    Elecnor SA                                                6,879     109,388
    Enagas SA                                                73,847   2,011,687
    Ence Energia y Celulosa SA                               75,768     486,637
    Endesa SA                                                20,253     454,628
    Ercros SA                                                85,372     314,629
    Euskaltel SA                                             44,771     389,103
    Faes Farma SA(B1PQHS6)                                  104,430     379,891
    Faes Farma SA(BF5CRM6)                                    3,186      11,591
    Ferrovial SA                                             18,016     413,588
    Fluidra SA                                                9,372     126,078
*   Fomento de Construcciones y Contratas SA                    713       8,454
    Gas Natural SDG SA                                       31,276     723,148
    Grifols SA                                               13,116     421,836
    Grupo Catalana Occidente SA                              15,564     728,279
*   Grupo Empresarial San Jose SA                             8,089      36,520
*   Grupo Ezentis SA                                         87,009      70,941
    Iberdrola SA(B288C92)                                   296,371   2,412,400
    Iberdrola SA(BF7PH45)                                     6,443      52,458
    Iberpapel Gestion SA                                      2,508     107,160

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SPAIN -- (Continued)
*   Indra Sistemas SA                                        53,585 $   788,544
    Laboratorios Farmaceuticos Rovi SA                        1,703      34,041
*   Liberbank SA                                          1,044,182     584,445
    Mapfre SA                                               647,357   2,298,707
    Mediaset Espana Comunicacion SA                          61,187     691,948
    Melia Hotels International SA                            22,046     311,548
    Miquel y Costas & Miquel SA                               5,409     226,744
    NH Hotel Group SA                                        85,418     649,460
*   Obrascon Huarte Lain SA                                 108,136     667,579
    Papeles y Cartones de Europa SA                          28,839     431,088
    Parques Reunidos Servicios Centrales SAU                    921      16,053
*   Pharma Mar SA                                            42,563      91,177
#*  Promotora de Informaciones SA Class A                    12,695      25,459
    Prosegur Cia de Seguridad SA                             87,348     726,183
#*  Quabit Inmobiliaria SA                                   29,263      78,804
*   Realia Business SA                                       21,924      30,694
    Red Electrica Corp. SA                                   28,152     593,795
    Repsol SA                                               237,537   4,470,672
    Repsol SA Sponsored ADR                                  10,805     203,776
#   Sacyr SA                                                331,015   1,080,353
    Saeta Yield SA                                           14,062     196,015
    Siemens Gamesa Renewable Energy SA                       10,965     171,083
#*  Solaria Energia y Medio Ambiente SA                      45,965     133,859
#   Talgo SA                                                 53,344     309,607
    Tecnicas Reunidas SA                                     12,705     433,152
    Telefonica SA                                            82,112     842,350
    Telefonica SA Sponsored ADR                              94,790     970,650
*   Tubacex SA                                               44,867     192,160
#*  Tubos Reunidos SA                                        77,956      76,322
    Vidrala SA                                                7,153     726,229
    Viscofan SA                                              12,514     875,223
*   Vocento SA                                               14,286      25,363
    Zardoya Otis SA                                          53,700     613,551
                                                                    -----------
TOTAL SPAIN                                                          57,114,669
                                                                    -----------
SWEDEN -- (2.5%)
    AAK AB                                                    7,291     678,157
    Acando AB                                                84,854     327,795
    AddLife AB                                                3,964      91,543
    AddTech AB Class B                                       15,500     382,230
    AF AB Class B                                            35,522     852,261
    Alfa Laval AB                                            12,261     321,788
#   Alimak Group AB                                           2,827      47,613
#*  Anoto Group AB                                           52,149      28,380
*   Arise AB                                                  1,403       2,388
*   Arjo AB Class B                                          62,085     203,276
    Assa Abloy AB Class B                                    27,834     616,985
    Atlas Copco AB Class B                                    2,803     116,988
    Atrium Ljungberg AB Class B                               6,004      99,185
    Attendo AB                                                1,789      18,894
#   Avanza Bank Holding AB                                    7,719     433,615
    Axfood AB                                                19,709     396,306

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
*   BE Group AB                                                6,863 $   51,355
    Beijer Alma AB                                            10,632    346,067
*   Beijer Electronics Group AB                                1,092      4,201
    Beijer Ref AB                                              5,568    241,714
    Bergman & Beving AB                                       15,487    163,306
    Betsson AB                                                55,992    454,218
    Bilia AB Class A                                          81,311    782,163
    BillerudKorsnas AB                                        69,289  1,066,844
    BioGaia AB Class B                                         6,524    257,863
*   BioInvent International AB                                51,099     14,162
    Biotage AB                                                10,917    120,824
    Bjorn Borg AB                                              8,838     30,392
    Boliden AB                                               124,690  4,526,613
#   Bonava AB                                                    977     13,982
    Bonava AB Class B                                         37,686    537,629
    Bravida Holding AB                                         3,983     28,362
    Bufab AB                                                  11,825    157,843
    Bulten AB                                                 14,473    219,468
    Bure Equity AB                                            41,070    514,376
    Byggmax Group AB                                          46,910    287,938
    Capio AB                                                   6,332     35,998
    Castellum AB                                              24,099    415,532
    Catena AB                                                    574     11,642
    Cavotec SA                                                 4,767     15,635
    Clas Ohlson AB Class B                                    20,561    284,930
    Cloetta AB Class B                                       133,231    550,174
*   Collector AB                                               5,510     58,002
    Com Hem Holding AB                                        70,218  1,220,299
    Concentric AB                                             24,609    481,559
    Concordia Maritime AB Class B                             17,237     25,063
    Dios Fastigheter AB                                       22,201    157,158
    Dometic Group AB                                          30,107    325,834
#   Doro AB                                                   12,612     60,242
    Duni AB                                                   19,585    295,277
    Dustin Group AB                                           17,083    168,312
    Eastnine AB                                               16,972    192,480
#   Elanders AB Class B                                        6,361     65,736
    Electrolux AB Series B                                    23,576    832,905
#   Elekta AB Class B                                         21,378    204,223
#*  Eltel AB                                                  39,179    141,851
    Enea AB                                                    4,215     41,729
*   Essity AB Class A                                          1,404     42,025
*   Essity AB Class B                                         23,449    702,430
    Fabege AB                                                  7,802    170,826
*   Fastighets AB Balder Class B                               5,442    144,904
#*  Fingerprint Cards AB Class B                               9,380     14,492
    Getinge AB Class B                                        62,085    850,738
    Granges AB                                                48,789    513,407
    Gunnebo AB                                                28,583    132,035
*   Haldex AB                                                 25,076    289,797
    Hemfosa Fastigheter AB                                    22,494    309,214
    Hexagon AB Class B                                        15,086    899,520
    Hexpol AB                                                 39,391    422,958

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    HIQ International AB                                      27,512 $  238,691
    Hoist Finance AB                                          11,568    141,120
    Holmen AB Class B                                         36,258  1,910,059
    Hufvudstaden AB Class A                                   12,033    193,662
    Husqvarna AB Class A                                      15,332    159,088
    Husqvarna AB Class B                                     100,708  1,050,573
#   ICA Gruppen AB                                            12,335    481,896
    Indutrade AB                                              30,423    938,277
#   Intrum Justitia AB                                        28,493  1,056,490
    Inwido AB                                                 45,250    468,957
    ITAB Shop Concept AB Class B                               3,909     22,512
    JM AB                                                     29,802    672,226
    KappAhl AB                                                48,966    208,099
#   Karo Pharma AB                                            39,464    182,374
    Kindred Group P.L.C.                                      73,728  1,231,111
    Klovern AB Class B                                        86,110    114,304
    KNOW IT AB                                                12,064    254,795
    Kungsleden AB                                             40,017    283,475
    Lagercrantz Group AB Class B                              27,045    284,891
    Lifco AB Class B                                           2,120     85,418
    Lindab International AB                                   53,127    468,318
    Loomis AB Class B                                         40,041  1,600,939
*   Lundin Petroleum AB                                        7,830    195,349
#*  Medivir AB Class B                                        20,006    110,105
#   Mekonomen AB                                              16,029    293,105
#   Millicom International Cellular SA                        19,378  1,445,453
    Modern Times Group MTG AB Class B                         17,743    813,831
*   Momentum Group AB Class B                                 16,844    231,468
#   MQ Holding AB                                             24,854     75,619
#   Mycronic AB                                               34,655    391,355
    NCC AB Class B                                            24,075    477,298
#*  Net Insight AB Class B                                    39,352     24,311
    NetEnt AB                                                 67,536    383,615
    New Wave Group AB Class B                                 44,203    311,185
    Nibe Industrier AB Class B                                81,979    798,270
    Nobia AB                                                  66,150    534,434
    Nobina AB                                                 60,571    429,150
    Nolato AB Class B                                         15,580  1,048,246
    Nordax Group AB                                            7,777     51,868
    Nordea Bank AB                                           180,870  2,232,857
    OEM International AB Class B                               2,402     57,621
#   Opus Group AB                                            161,143    131,901
    Oriflame Holding AG                                       13,539    606,337
    Pandox AB                                                 31,826    597,952
    Peab AB                                                  103,282    886,079
    Platzer Fastigheter Holding AB Class B                     2,701     17,771
    Pricer AB Class B                                        115,737    133,460
    Proact IT Group AB                                         6,447    141,572
    Probi AB                                                     706     28,693
#*  Qliro Group AB                                           115,557    237,854
#   Ratos AB Class B                                         164,384    774,093
#*  RaySearch Laboratories AB                                  8,185    163,249
#   Recipharm AB Class B                                      14,636    177,917

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Resurs Holding AB                                         2,054 $    15,236
    Rottneros AB                                             89,739      79,305
    Saab AB Class B                                          23,465   1,124,083
    Sagax AB Class B                                         10,179     129,234
    Sandvik AB                                               44,952     884,956
#*  SAS AB                                                   92,401     223,827
    Scandi Standard AB                                       30,148     241,441
    Scandic Hotels Group AB                                  30,603     338,608
    Sectra AB Class B                                         4,383     105,451
    Securitas AB Class B                                     38,142     706,031
    Semcon AB                                                10,453      63,482
#*  Sensys Gatso Group AB                                   132,733      21,541
    Skandinaviska Enskilda Banken AB Class A                122,525   1,548,445
    Skandinaviska Enskilda Banken AB Class C                  2,822      36,100
#   Skanska AB Class B                                       30,904     628,130
    SKF AB Class A                                            2,752      67,791
    SKF AB Class B                                           34,665     856,811
    SkiStar AB                                               19,948     407,271
*   SSAB AB Class A(BPRBWK4)                                 19,797     126,391
*   SSAB AB Class A(B17H0S8)                                 39,268     249,148
*   SSAB AB Class B(BPRBWM6)                                112,074     585,807
*   SSAB AB Class B(B17H3F6)                                131,055     681,836
#   Svenska Cellulosa AB SCA Class A                          5,622      65,152
    Svenska Cellulosa AB SCA Class B                        172,210   1,781,885
    Svenska Handelsbanken AB Class A                         79,242   1,153,303
    Svenska Handelsbanken AB Class B                          1,904      28,139
    Sweco AB Class B                                         20,205     456,130
    Swedbank AB Class A                                      52,559   1,344,170
    Swedish Match AB                                         10,042     406,746
    Swedol AB Class B                                        25,950      95,080
    Systemair AB                                              5,715      85,686
#   Tele2 AB Class B                                         50,396     630,256
    Telefonaktiebolaget LM Ericsson Class A                   2,150      13,850
#   Telefonaktiebolaget LM Ericsson Class B                 120,880     777,480
#   Telefonaktiebolaget LM Ericsson Sponsored ADR            27,188     175,091
    Telia Co. AB                                            610,745   3,065,748
    Thule Group AB                                           22,788     518,706
    Trelleborg AB Class B                                    38,265   1,021,351
    VBG Group AB Class B                                      1,442      25,748
    Victoria Park AB Class B                                 25,814      98,444
    Vitrolife AB                                              5,059     442,815
    Volvo AB Class A                                         13,728     282,540
#   Volvo AB Class B                                         51,616   1,053,510
    Wallenstam AB Class B                                    25,578     242,185
    Wihlborgs Fastigheter AB                                 15,510     377,473
                                                                    -----------
TOTAL SWEDEN                                                         73,625,357
                                                                    -----------
SWITZERLAND -- (5.5%)
    ABB, Ltd.                                               130,956   3,650,106
#   ABB, Ltd. Sponsored ADR                                  16,820     468,773
    Adecco Group AG                                          21,942   1,805,409
    Allreal Holding AG                                       11,358   1,976,144

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
*   Alpiq Holding AG                                           1,881 $  147,124
    ALSO Holding AG                                            4,394    647,393
    ams AG                                                     2,059    190,262
    APG SGA SA                                                   523    257,851
#*  Arbonia AG                                                32,743    584,799
#   Aryzta AG                                                 64,086  1,725,347
    Ascom Holding AG                                          24,492    633,619
    Autoneum Holding AG                                        2,674    884,219
    Bachem Holding AG Class B                                  1,478    223,583
    Baloise Holding AG                                        26,119  4,273,130
    Bank Cler AG                                               2,835    133,997
    Banque Cantonale de Geneve                                   650    117,605
    Banque Cantonale Vaudoise                                  1,677  1,410,602
    Barry Callebaut AG                                           904  1,850,149
    Belimo Holding AG                                            158    740,697
    Bell Food Group AG                                           799    383,824
    Bellevue Group AG                                          8,162    230,596
#   Berner Kantonalbank AG                                     2,240    446,249
    BFW Liegenschaften AG                                        784     36,169
    BKW AG                                                     2,105    134,616
    Bobst Group SA                                             6,708    879,634
    Bossard Holding AG Class A                                 2,917    753,370
    Bucher Industries AG                                       4,937  2,262,065
#   Burckhardt Compression Holding AG                          2,043    759,407
    Burkhalter Holding AG                                      1,838    237,225
    Calida Holding AG                                          3,845    148,844
    Carlo Gavazzi Holding AG                                     252     92,166
    Cembra Money Bank AG                                      15,449  1,523,983
    Cham Paper Holding AG                                         17      8,122
    Chocoladefabriken Lindt & Spruengli AG                         3    224,225
*   Cicor Technologies, Ltd.                                   1,621    135,465
    Cie Financiere Richemont SA                               13,987  1,341,577
    Cie Financiere Tradition SA                                1,089    119,374
    Clariant AG                                              182,599  5,226,483
    Coltene Holding AG                                         2,325    243,152
    Conzzeta AG                                                  818    995,888
#   Credit Suisse Group AG                                   147,392  2,850,711
    Credit Suisse Group AG Sponsored ADR                      16,869    326,239
    Daetwyler Holding AG                                       3,427    727,651
    DKSH Holding AG                                           15,663  1,464,587
    dormakaba Holding AG                                       1,374  1,264,203
*   Dottikon Es Holding AG                                        27     22,905
*   Dufry AG                                                  18,609  2,886,769
    Edmond de Rothschild Suisse SA                                 1     19,116
    EFG International AG                                      82,007    922,050
    Emmi AG                                                    1,664  1,261,717
    EMS-Chemie Holding AG                                        615    452,095
    Energiedienst Holding AG                                   1,258     35,172
#*  Evolva Holding SA                                        188,862     64,131
    Feintool International Holding AG                          1,279    177,405
    Flughafen Zurich AG                                       16,575  4,222,661
    Forbo Holding AG                                             675  1,141,454
    GAM Holding AG                                           140,057  2,630,698

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
#   Geberit AG                                                 2,030 $  961,470
#   Georg Fischer AG                                           2,629  3,805,875
    Givaudan SA                                                  592  1,425,094
    Gurit Holding AG                                             331    370,279
    Helvetia Holding AG                                        5,848  3,484,010
    Hiag Immobilien Holding AG                                 1,342    177,680
#   HOCHDORF Holding AG                                          837    272,629
    Huber & Suhner AG                                          8,096    472,130
*   Idorsia, Ltd.                                              5,856    181,428
    Implenia AG                                               11,997    870,311
    Inficon Holding AG                                           873    546,303
    Interroll Holding AG                                         407    673,187
    Intershop Holding AG                                         410    215,941
    Investis Holding SA                                          338     22,513
    Julius Baer Group, Ltd.                                   50,459  3,466,344
    Jungfraubahn Holding AG                                      745    110,413
    Kardex AG                                                  5,120    696,459
    Komax Holding AG                                           2,903  1,001,158
#   Kudelski SA                                               27,224    342,259
    Kuehne + Nagel International AG                            2,059    378,141
    LafargeHolcim, Ltd.                                        5,454    333,703
    LafargeHolcim, Ltd.                                       28,089  1,721,864
#*  Lastminute.com NV                                          3,766     63,451
    LEM Holding SA                                               221    396,964
    Liechtensteinische Landesbank AG                           6,622    365,747
    Logitech International SA(B1921K0)                        36,154  1,529,314
    Logitech International SA(B18ZRK2)                        41,891  1,756,862
    Lonza Group AG                                             5,990  1,664,241
    Luzerner Kantonalbank AG                                   1,959  1,041,716
    MCH Group AG                                                 200     14,006
    Metall Zug AG Class B                                        151    606,054
#*  Meyer Burger Technology AG                               265,156    539,344
    Mikron Holding AG                                          4,766     36,752
    Mobilezone Holding AG                                      9,046    116,829
    Mobimo Holding AG                                          4,685  1,310,623
    Nestle SA                                                110,012  9,503,048
    Novartis AG                                               52,784  4,764,129
    Novartis AG Sponsored ADR                                 73,269  6,598,606
    OC Oerlikon Corp. AG                                     153,770  2,743,601
*   Orascom Development Holding AG                            10,410    187,046
#   Orell Fuessli Holding AG                                     184     22,338
    Orior AG                                                   3,765    305,395
    Panalpina Welttransport Holding AG                         3,313    548,224
    Partners Group Holding AG                                  1,784  1,386,266
    Phoenix Mecano AG                                            363    248,851
    Plazza AG Class A                                            767    186,143
    PSP Swiss Property AG                                      6,139    603,689
    Rieter Holding AG                                          2,697    720,213
    Romande Energie Holding SA                                    81    108,750
    Schaffner Holding AG                                         330    111,731
    Schindler Holding AG                                       1,534    373,349
*   Schmolz + Bickenbach AG                                  380,135    326,439
    Schweiter Technologies AG                                    715    895,080

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
    SFS Group AG                                             9,182 $  1,153,774
    SGS SA                                                     229      615,589
    Siegfried Holding AG                                     2,697      965,286
    Sika AG                                                    327    2,832,736
    Sonova Holding AG                                        5,419      873,278
    St Galler Kantonalbank AG                                1,480      830,013
    Straumann Holding AG                                     2,325    1,774,633
    Sulzer AG                                               11,090    1,576,070
    Sunrise Communications Group AG                         24,750    2,327,083
    Swatch Group AG (The)(7184725)                           4,654    2,129,155
#   Swatch Group AG (The)(7184736)                           9,624      831,352
    Swiss Life Holding AG                                    6,834    2,566,151
    Swiss Prime Site AG                                      5,011      485,127
    Swiss Re AG                                             24,776    2,443,741
#   Swisscom AG                                              1,621      885,211
    Swissquote Group Holding SA                              7,592      375,221
    Tamedia AG                                               1,135      169,522
    Tecan Group AG                                           2,950      652,986
    Temenos Group AG                                        15,719    2,172,310
    Thurgauer Kantonalbank                                     690       78,546
#   u-blox Holding AG                                        3,389      710,547
    UBS Group AG(BRJL176)                                   91,512    1,857,639
*   UBS Group AG(H42097107)                                 93,702    1,904,025
    Valiant Holding AG                                      12,334    1,489,778
    Valora Holding AG                                        3,136    1,154,076
#   Vaudoise Assurances Holding SA                             809      458,304
    Vetropack Holding AG                                       147      295,441
#   Vifor Pharma AG                                         18,151    2,669,461
    Vontobel Holding AG                                     22,978    1,660,111
    VP Bank AG                                               1,543      245,963
    VZ Holding AG                                              437      147,461
    Walliser Kantonalbank                                      741       81,177
#   Walter Meier AG                                          1,682       76,482
#   Ypsomed Holding AG                                         784      146,820
    Zehnder Group AG                                         7,989      370,189
    Zug Estates Holding AG Class B                             114      216,768
    Zuger Kantonalbank AG                                       51      310,021
    Zurich Insurance Group AG                               11,416    3,755,266
                                                                   ------------
TOTAL SWITZERLAND                                                   162,264,112
                                                                   ------------
UNITED KINGDOM -- (14.2%)
    3i Group P.L.C.                                         52,865      699,035
    4imprint Group P.L.C.                                    1,506       42,753
    888 Holdings P.L.C.                                    114,259      457,254
    A.G. Barr P.L.C.                                        58,052      529,269
    AA P.L.C.                                              151,438      271,021
    Acacia Mining P.L.C.                                   139,309      367,802
    Admiral Group P.L.C.                                    25,512      669,972
    Aggreko P.L.C.                                         154,943    1,774,795
*   Aldermore Group P.L.C.                                  77,389      342,264
#   Anglo American P.L.C.                                  450,994   10,932,508
    Anglo Pacific Group P.L.C.                              70,272      152,141

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
    Anglo-Eastern Plantations P.L.C.                          2,526 $    27,264
    Antofagasta P.L.C.                                       54,524     721,626
    Arrow Global Group P.L.C.                               105,573     611,883
    Ashmore Group P.L.C.                                    145,839     890,242
    Ashtead Group P.L.C.                                     97,961   2,928,354
    Associated British Foods P.L.C.                          11,073     429,463
    AstraZeneca P.L.C.                                          956      66,359
    AstraZeneca P.L.C. Sponsored ADR                         81,313   2,850,834
    Auto Trader Group P.L.C.                                145,201     742,384
    AVEVA Group P.L.C.                                       22,171     940,109
    Aviva P.L.C.                                            570,076   4,158,941
    Avon Rubber P.L.C.                                        8,456     150,930
    B&M European Value Retail SA                            228,620   1,349,427
    Babcock International Group P.L.C.                      170,886   1,664,513
    BAE Systems P.L.C.                                      200,216   1,689,236
    Balfour Beatty P.L.C.                                   159,725     640,929
    Barclays P.L.C.                                         257,747     733,009
#   Barclays P.L.C. Sponsored ADR                           225,245   2,561,036
    Barratt Developments P.L.C.                             291,055   2,417,738
    BBA Aviation P.L.C.                                     373,754   1,867,958
    Beazley P.L.C.                                          281,428   2,125,824
    Bellway P.L.C.                                           81,492   3,841,679
    Berkeley Group Holdings P.L.C.                           51,343   2,890,913
    BGEO Group P.L.C.                                        24,268   1,261,582
    BHP Billiton P.L.C.                                       3,376      75,184
    BHP Billiton P.L.C. ADR                                  83,946   3,737,276
    Bloomsbury Publishing P.L.C.                              1,815       4,771
    Bodycote P.L.C.                                         137,495   1,886,743
    Booker Group P.L.C.                                     365,456   1,175,264
    Bovis Homes Group P.L.C.                                132,254   2,056,396
    BP P.L.C.                                               305,632   2,180,498
    BP P.L.C. Sponsored ADR                                 244,019  10,441,580
    Braemar Shipping Services P.L.C.                         11,726      43,411
    Brewin Dolphin Holdings P.L.C.                          176,815     937,506
    British American Tobacco P.L.C.                          43,743   2,989,688
    Britvic P.L.C.                                          125,790   1,311,791
    BT Group P.L.C.                                          46,311     169,200
*   BTG P.L.C.                                               78,457     828,420
    Bunzl P.L.C.                                             25,249     738,599
    Burberry Group P.L.C.                                    26,801     601,054
*   Cairn Energy P.L.C.                                     549,225   1,615,944
    Cambian Group P.L.C.                                    108,530     299,405
    Capita P.L.C.                                            40,597     105,079
    Capital & Counties Properties P.L.C.                    128,787     540,852
*   Carclo P.L.C.                                             6,128       7,268
    Card Factory P.L.C.                                     101,290     276,925
#   Carillion P.L.C.                                        406,294      85,754
    Carnival P.L.C.                                           6,432     453,808
    Carnival P.L.C. ADR                                       4,899     349,446
    Castings P.L.C.                                           9,986      65,283
    Centamin P.L.C.                                         841,920   1,947,997
    Centaur Media P.L.C.                                      3,412       2,501
    Centrica P.L.C.                                         369,046     700,212

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Chemring Group P.L.C.                                    206,659 $  562,618
    Chesnara P.L.C.                                           56,292    312,747
    Cineworld Group P.L.C.                                   128,511    940,773
#*  Circassia Pharmaceuticals P.L.C.                          36,010     48,818
    Clarkson P.L.C.                                            8,016    359,036
    Close Brothers Group P.L.C.                               95,664  2,138,941
    CLS Holdings P.L.C.                                       41,453    139,305
    CMC Markets P.L.C.                                        48,553    109,716
*   Cobham P.L.C.                                            882,556  1,638,917
    Coca-Cola HBC AG                                          38,901  1,306,897
    Communisis P.L.C.                                        141,257    136,192
    Computacenter P.L.C.                                      58,419    944,559
    Connect Group P.L.C.                                      58,525     62,109
    Consort Medical P.L.C.                                    18,253    310,413
    Costain Group P.L.C.                                      80,568    525,107
*   Countrywide P.L.C.                                        38,474     46,508
    Cranswick P.L.C.                                          27,602  1,150,842
    Crest Nicholson Holdings P.L.C.                          199,650  1,433,070
    Croda International P.L.C.                                20,689  1,316,711
    Daejan Holdings P.L.C.                                     1,943    164,687
    Daily Mail & General Trust P.L.C.                         84,439    764,823
    Dairy Crest Group P.L.C.                                 103,539    866,135
    DCC P.L.C.                                                17,872  1,878,469
    De La Rue P.L.C.                                          33,691    298,658
#   Debenhams P.L.C.                                       1,151,498    491,475
    Dechra Pharmaceuticals P.L.C.                             17,477    594,997
    Devro P.L.C.                                             102,071    327,087
    DFS Furniture P.L.C.                                      17,248     48,183
    Diageo P.L.C.                                             19,906    716,464
    Diageo P.L.C. Sponsored ADR                               15,627  2,249,663
*   Dialight P.L.C.                                            4,498     41,423
    Dignity P.L.C.                                            15,901    184,432
    Diploma P.L.C.                                            67,810  1,124,699
    Direct Line Insurance Group P.L.C.                       408,921  2,143,897
    DiscoverIE Group P.L.C.                                   24,274    131,061
    Dixons Carphone P.L.C.                                   285,329    793,313
    Domino's Pizza Group P.L.C.                              202,578    971,707
    Drax Group P.L.C.                                        322,673  1,189,575
    DS Smith P.L.C.                                          348,902  2,493,685
    Dunelm Group P.L.C.                                       30,786    280,310
    easyJet P.L.C.                                            54,733  1,289,267
*   EI Group P.L.C.                                          513,543    979,291
    Electrocomponents P.L.C.                                 293,057  2,549,794
    Elementis P.L.C.                                         282,820  1,162,325
*   EnQuest P.L.C.                                         1,009,472    536,527
    Entertainment One, Ltd.                                  133,004    610,991
    Equiniti Group P.L.C.                                     20,218     77,865
    Essentra P.L.C.                                          188,457  1,367,957
    esure Group P.L.C.                                       205,741    699,378
    Euromoney Institutional Investor P.L.C.                   13,359    223,807
    Evraz P.L.C.                                             128,908    680,401
    Experian P.L.C.                                           52,061  1,199,890
    FDM Group Holdings P.L.C.                                  3,934     53,057

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Fenner P.L.C.                                           105,473 $   709,410
    Ferguson P.L.C.                                          14,580   1,125,928
    Ferrexpo P.L.C.                                         157,681     653,209
    Fidessa Group P.L.C.                                     16,252     543,799
*   Findel P.L.C.                                            17,993      58,225
*   Firstgroup P.L.C.                                     1,292,934   1,906,957
*   Flybe Group P.L.C.                                       63,418      32,485
    Foxtons Group P.L.C.                                     49,451      47,929
    Fresnillo P.L.C.                                            219       4,193
    Fuller Smith & Turner P.L.C. Class A                      7,612     106,169
    G4S P.L.C.                                              199,201     803,996
    Galliford Try P.L.C.                                     65,308   1,012,056
    Games Workshop Group P.L.C.                               9,733     324,063
*   Gem Diamonds, Ltd.                                      113,921     145,076
    Genus P.L.C.                                             26,610     914,653
    GKN P.L.C.                                              225,405   1,352,907
    Glencore P.L.C.                                         678,513   3,888,827
    Go-Ahead Group P.L.C.                                    39,442     905,216
    Gocompare.Com Group P.L.C.                               77,519     127,565
    Grafton Group P.L.C.                                    105,859   1,188,255
    Grainger P.L.C.                                         127,183     522,197
    Greencore Group P.L.C.                                  206,699     570,944
    Greene King P.L.C.                                      230,500   1,708,377
    Greggs P.L.C.                                            64,304   1,206,911
*   Gulf Keystone Petroleum, Ltd.                            95,872     164,209
    Gulf Marine Services P.L.C.                              12,484       8,528
#   GVC Holdings P.L.C.                                     106,678   1,402,921
    Halfords Group P.L.C.                                   170,307     822,354
    Halma P.L.C.                                            134,243   2,436,419
    Hargreaves Lansdown P.L.C.                               31,344     827,099
    Hastings Group Holdings P.L.C.                           42,440     177,732
    Hays P.L.C.                                             613,603   1,761,535
    Headlam Group P.L.C.                                     31,254     255,169
    Helical P.L.C.                                          115,769     523,419
    Henry Boot P.L.C.                                        21,621     104,954
    Hikma Pharmaceuticals P.L.C.                             27,436     377,301
    Hill & Smith Holdings P.L.C.                             49,765     848,716
    Hilton Food Group P.L.C.                                  6,128      73,939
    Hiscox, Ltd.                                            166,082   3,335,683
    Hochschild Mining P.L.C.                                169,270     551,288
    Hogg Robinson Group P.L.C.                               16,257      18,719
    HomeServe P.L.C.                                        142,923   1,589,538
    Howden Joinery Group P.L.C.                             275,079   1,813,915
    HSBC Holdings P.L.C.                                    158,693   1,693,040
#   HSBC Holdings P.L.C. Sponsored ADR                      234,122  12,621,517
*   Hunting P.L.C.                                          127,774   1,114,656
    Huntsworth P.L.C.                                        56,521      67,449
    Ibstock P.L.C.                                          133,816     488,759
    IG Group Holdings P.L.C.                                154,495   1,696,337
    IMI P.L.C.                                              117,114   2,210,178
    Inchcape P.L.C.                                         219,130   2,256,242
*   Indivior P.L.C.                                         121,088     691,799
    Informa P.L.C.                                           59,962     592,669

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C.                                          106,125 $  699,504
    InterContinental Hotels Group P.L.C.                       8,307    555,808
#   InterContinental Hotels Group P.L.C. ADR                   5,053    338,932
    Intermediate Capital Group P.L.C.                        126,305  2,076,703
    International Consolidated Airlines Group SA              96,420    876,108
    International Personal Finance P.L.C.                     96,324    271,204
#*  Interserve P.L.C.                                         84,906    128,794
    Intertek Group P.L.C.                                     23,108  1,648,771
    Investec P.L.C.                                          195,588  1,519,570
*   IP Group P.L.C.                                          165,618    299,823
    ITE Group P.L.C.                                         147,327    360,837
    ITV P.L.C.                                               234,522    556,195
    IWG P.L.C.                                               242,144    912,628
    J D Wetherspoon P.L.C.                                    51,635    923,599
    J Sainsbury P.L.C.                                       949,387  3,415,940
*   Jackpotjoy P.L.C.                                         39,793    458,097
    James Fisher & Sons P.L.C.                                27,766    594,954
    Jardine Lloyd Thompson Group P.L.C.                       48,008    918,260
    JD Sports Fashion P.L.C.                                 171,748    892,711
    John Laing Group P.L.C.                                   43,912    177,261
    John Menzies P.L.C.                                       54,254    530,442
    John Wood Group P.L.C.                                   350,794  3,233,686
    Johnson Matthey P.L.C.                                    22,833  1,122,240
    Jupiter Fund Management P.L.C.                           184,885  1,553,218
    Just Group P.L.C.                                        271,457    566,494
*   KAZ Minerals P.L.C.                                      217,989  2,536,743
    KCOM Group P.L.C.                                        305,795    382,462
    Keller Group P.L.C.                                       55,254    783,805
    Kier Group P.L.C.                                         43,953    656,980
    Kingfisher P.L.C.                                        326,411  1,606,839
    Ladbrokes Coral Group P.L.C.                             462,551  1,114,362
    Laird P.L.C.                                             371,082    659,206
*   Lamprell P.L.C.                                          166,629    189,337
    Lancashire Holdings, Ltd.                                114,233  1,067,641
    Laura Ashley Holdings P.L.C.                              45,699      4,300
    Legal & General Group P.L.C.                             457,957  1,759,190
*   Liberty Global P.L.C. Class A                             12,962    484,520
*   Liberty Global P.L.C. Class C                             31,782  1,136,524
    Lloyds Banking Group P.L.C.                            2,242,487  2,215,573
#   Lloyds Banking Group P.L.C. ADR                          139,093    560,545
    London Stock Exchange Group P.L.C.                        15,430    860,772
*   Lonmin P.L.C.                                            229,955    237,303
    Lookers P.L.C.                                           220,014    286,692
    Low & Bonar P.L.C.                                        33,427     28,657
    LSL Property Services P.L.C.                              17,312     69,716
    Man Group P.L.C.                                         860,598  2,652,857
*   Management Consulting Group P.L.C.                        29,849      2,704
    Marks & Spencer Group P.L.C.                             464,141  1,984,800
    Marshalls P.L.C.                                         119,999    710,920
    Marston's P.L.C.                                         666,487  1,069,420
    McBride P.L.C.                                           118,005    296,934
    McCarthy & Stone P.L.C.                                  196,689    408,488
    Mears Group P.L.C.                                        39,974    227,025

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Mediclinic International P.L.C.                           69,199 $  585,987
    Meggitt P.L.C.                                           267,446  1,761,844
    Melrose Industries P.L.C.                              1,266,429  4,069,956
    Merlin Entertainments P.L.C.                              83,077    387,493
    Micro Focus International P.L.C.                          29,844    912,301
    Millennium & Copthorne Hotels P.L.C.                     120,611    917,184
    Mitchells & Butlers P.L.C.                               222,917    814,576
    Mitie Group P.L.C.                                       227,234    572,094
    MJ Gleeson P.L.C.                                          2,834     29,409
    Mondi P.L.C.                                              43,037  1,147,070
    Moneysupermarket.com Group P.L.C.                        215,753  1,037,484
    Morgan Advanced Materials P.L.C.                         141,589    697,573
    Morgan Sindall Group P.L.C.                               20,115    360,786
*   Mothercare P.L.C.                                         58,226     36,851
    N Brown Group P.L.C.                                      95,836    274,293
    National Express Group P.L.C.                            258,412  1,345,596
    NCC Group P.L.C.                                          66,220    188,970
    NEX Group P.L.C.                                         146,441  1,232,671
    Next P.L.C.                                                6,961    502,625
    Norcros P.L.C.                                            10,633     28,232
    Northgate P.L.C.                                         119,982    691,464
*   Ocado Group P.L.C.                                       170,019  1,216,558
    Old Mutual P.L.C.                                        640,495  2,125,865
    On the Beach Group P.L.C.                                 30,622    226,617
    OneSavings Bank P.L.C.                                    90,117    510,900
*   Ophir Energy P.L.C.                                      543,483    428,710
    Oxford Instruments P.L.C.                                 23,245    303,961
    Pagegroup P.L.C.                                         173,322  1,339,563
    Paragon Banking Group P.L.C.                             259,961  1,821,211
    PayPoint P.L.C.                                           24,605    310,482
    Pearson P.L.C.                                           120,982  1,190,767
#   Pearson P.L.C. Sponsored ADR                              42,859    418,732
    Pendragon P.L.C.                                         887,365    286,092
    Pennon Group P.L.C.                                       77,119    788,333
    Persimmon P.L.C.                                          63,695  2,264,260
#*  Petra Diamonds, Ltd.                                     388,682    330,495
    Petrofac, Ltd.                                           136,353  1,027,404
*   Petropavlovsk P.L.C.                                   1,322,172    157,136
    Pets at Home Group P.L.C.                                200,174    508,962
    Phoenix Group Holdings                                   258,073  2,801,190
    Photo-Me International P.L.C.                            144,647    375,382
    Playtech P.L.C.                                          124,114  1,396,831
    Polypipe Group P.L.C.                                    107,306    603,126
    Porvair P.L.C.                                               501      3,776
*   Premier Foods P.L.C.                                     838,133    485,149
*   Premier Oil P.L.C.                                       504,783    594,074
    Provident Financial P.L.C.                                20,263    193,994
    Prudential P.L.C.                                         55,436  1,500,656
    Prudential P.L.C. ADR                                      2,030    109,884
    PZ Cussons P.L.C.                                        116,196    514,805
    QinetiQ Group P.L.C.                                     409,238  1,196,326
    Randgold Resources, Ltd.                                   2,547    257,322
    Rank Group P.L.C.                                         79,998    257,719

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
    Rathbone Brothers P.L.C.                                 21,496 $   831,410
*   Raven Russia, Ltd.                                       26,852      18,977
*   REA Holdings P.L.C.                                       1,822       8,507
    Reckitt Benckiser Group P.L.C.                            6,876     664,016
    Redrow P.L.C.                                           161,592   1,373,432
    RELX P.L.C.                                              40,625     899,026
    RELX P.L.C. Sponsored ADR                                34,053     746,101
    Renewi P.L.C.                                           379,030     544,138
    Renishaw P.L.C.                                          14,319   1,008,277
*   Renold P.L.C.                                            12,120       8,799
    Rentokil Initial P.L.C.                                 549,881   2,319,423
    Restaurant Group P.L.C. (The)                            99,502     358,552
*   Rhi Magnesita NV                                          7,622     492,626
    Ricardo P.L.C.                                           23,027     321,239
    Rightmove P.L.C.                                         30,324   1,900,798
    Rio Tinto P.L.C.                                          5,471     304,532
#   Rio Tinto P.L.C. Sponsored ADR                           62,149   3,487,180
    RM P.L.C.                                                 8,611      23,311
    Robert Walters P.L.C.                                    26,132     243,392
    Rolls-Royce Holdings P.L.C.                             125,627   1,558,850
    Rotork P.L.C.                                           304,794   1,278,920
*   Royal Bank of Scotland Group P.L.C.                     179,218     733,076
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR        20,418     170,082
    Royal Dutch Shell P.L.C. Class A                         67,483   2,365,876
    Royal Dutch Shell P.L.C. Class B                          6,539     231,954
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A         161,774  11,362,992
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B         102,022   7,338,442
    Royal Mail P.L.C.                                       479,310   3,193,473
    RPC Group P.L.C.                                        154,068   1,861,318
    RPS Group P.L.C.                                        165,461     685,069
    RSA Insurance Group P.L.C.                              203,207   1,788,075
    Saga P.L.C.                                             378,274     620,188
    Sage Group P.L.C. (The)                                 118,808   1,265,022
    Savills P.L.C.                                           88,853   1,294,207
    Schroders P.L.C.(0239581)                                 4,732     179,042
    Schroders P.L.C.(0240549)                                 7,255     383,111
    SDL P.L.C.                                               44,319     288,253
    Senior P.L.C.                                           319,275   1,234,689
*   Serco Group P.L.C.                                       31,940      40,242
    Severfield P.L.C.                                        65,902      77,377
    Severn Trent P.L.C.                                      17,651     490,512
    Shire P.L.C.                                              8,763     409,427
    Shire P.L.C. ADR                                          3,402     476,416
    SIG P.L.C.                                              585,916   1,353,163
    Sky P.L.C.                                               61,716     928,200
    Smith & Nephew P.L.C.                                    40,935     736,564
#   Smith & Nephew P.L.C. Sponsored ADR                      23,126     844,793
    Smiths Group P.L.C.                                      55,681   1,264,517
    Soco International P.L.C.                               152,615     250,109
    Softcat P.L.C.                                           12,766      95,200
    Spectris P.L.C.                                          50,464   1,869,511
    Speedy Hire P.L.C.                                      258,982     201,594
    Spirax-Sarco Engineering P.L.C.                          21,792   1,755,183

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Spire Healthcare Group P.L.C.                             69,321 $  240,190
    Spirent Communications P.L.C.                            321,554    458,673
    Sportech P.L.C.                                           23,453     27,307
*   Sports Direct International P.L.C.                       134,676    711,505
    SSE P.L.C.                                                85,145  1,579,012
    SSP Group P.L.C.                                         205,750  1,780,356
    St James's Place P.L.C.                                   62,285  1,051,578
    St. Ives P.L.C.                                           83,405     87,207
    St. Modwen Properties P.L.C.                             202,306  1,185,835
    Stagecoach Group P.L.C.                                  190,916    409,835
*   Standard Chartered P.L.C.                                500,673  5,825,448
    Standard Life Aberdeen P.L.C.                            325,243  1,965,933
    Sthree P.L.C.                                             56,504    285,115
    Stobart Group, Ltd.                                       97,520    325,697
    Stock Spirits Group P.L.C.                                59,088    255,313
    Superdry P.L.C.                                           29,112    720,292
    Synthomer P.L.C.                                         166,018  1,117,687
    TalkTalk Telecom Group P.L.C.                            176,147    297,547
    Tate & Lyle P.L.C.                                       206,717  1,884,365
    Taylor Wimpey P.L.C.                                     790,495  2,138,639
    Ted Baker P.L.C.                                          11,742    500,342
    Telecom Plus P.L.C.                                       40,680    670,584
    Tesco P.L.C.                                             819,039  2,435,074
    Thomas Cook Group P.L.C.                                 850,887  1,523,976
    Topps Tiles P.L.C.                                        57,768     76,101
    TP ICAP P.L.C.                                           212,224  1,596,939
    Travis Perkins P.L.C.                                     59,112  1,225,868
    Trifast P.L.C.                                            26,856     96,895
    Trinity Mirror P.L.C.                                    269,168    286,895
    TT Electronics P.L.C.                                     83,086    249,939
    TUI AG(5666292)                                           86,705  1,955,481
    TUI AG(B11LJN4)                                           44,549  1,007,179
*   Tullow Oil P.L.C.                                      1,219,868  3,471,213
    U & I Group P.L.C.                                        94,803    273,685
    UBM P.L.C.                                               101,704  1,311,207
    UDG Healthcare P.L.C.                                     97,328  1,133,706
    Ultra Electronics Holdings P.L.C.                         43,007    930,400
    United Utilities Group P.L.C.                             36,035    377,994
*   Vectura Group P.L.C.                                     375,196    518,283
    Vedanta Resources P.L.C.                                  40,013    470,660
    Vesuvius P.L.C.                                          179,899  1,538,245
    Victrex P.L.C.                                            43,643  1,583,456
    Virgin Money Holdings UK P.L.C.                          191,500    759,406
    Vitec Group P.L.C. (The)                                   9,883    155,907
    Vodafone Group P.L.C.                                  1,755,059  5,594,836
    Vodafone Group P.L.C. Sponsored ADR                      142,624  4,595,351
*   Volex P.L.C.                                               2,165      2,198
    Weir Group P.L.C. (The)                                   28,004    877,975
    WH Smith P.L.C.                                           45,585  1,382,629
    Whitbread P.L.C.                                          15,605    860,066
    William Hill P.L.C.                                      481,604  2,117,737
    Wincanton P.L.C.                                          34,495    109,533
*   Wizz Air Holdings P.L.C.                                   3,856    189,518

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    WM Morrison Supermarkets P.L.C.                    1,351,214 $    4,258,872
    WPP P.L.C.                                             6,645        120,341
#   WPP P.L.C. Sponsored ADR                              10,444        944,138
    Xaar P.L.C.                                           27,006        140,301
    XP Power, Ltd.                                         4,151        197,451
    ZPG P.L.C.                                            58,934        286,992
                                                                 --------------
TOTAL UNITED KINGDOM                                                416,603,830
                                                                 --------------
UNITED STATES -- (0.0%)
*   Liberty Latin America, Ltd. Class A                    1,733         38,906
*   Worldpay, Inc. Class A                                 5,986        480,213
                                                                 --------------
TOTAL UNITED STATES                                                     519,119
                                                                 --------------
TOTAL COMMON STOCKS                                               2,739,160,346
                                                                 --------------
PREFERRED STOCKS -- (0.5%)

GERMANY -- (0.5%)
    Bayerische Motoren Werke AG                            6,663        651,252
    Biotest AG                                            12,291        385,207
    Draegerwerk AG & Co. KGaA                              5,906        575,763
    Fuchs Petrolub SE                                     27,770      1,520,085
    Henkel AG & Co. KGaA                                   2,922        408,626
    Jungheinrich AG                                       22,341      1,104,841
    Porsche Automobil Holding SE                          20,578      1,904,246
    Sartorius AG                                           6,448        771,705
    Schaeffler AG                                          2,972         59,143
    Sixt SE                                               11,719        832,604
    STO SE & Co. KGaA                                        801        127,389
    Villeroy & Boch AG                                     8,449        199,639
    Volkswagen AG                                         25,998      5,717,063
                                                                 --------------
TOTAL GERMANY                                                        14,257,563
                                                                 --------------
TOTAL PREFERRED STOCKS                                               14,257,563
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Orocobre, Ltd. Rights 02/02/18                         2,588             --
*   Panoramic Resources, Ltd. Rights 02/21/18             48,988         17,961
                                                                 --------------
TOTAL AUSTRALIA                                                          17,961
                                                                 --------------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                           1,270             --
                                                                 --------------
CANADA -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                            3,731             --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CANADA -- (Continued)
*     QLT, Inc. Warrants 11/23/17 Class A                  3,731 $           --
                                                                 --------------
TOTAL CANADA                                                                 --
                                                                 --------------
FRANCE -- (0.0%)
*     Archos Warrants 12/31/18                            19,979            590
*     Maurel et prom Rights 12/31/00                     105,117             --
                                                                 --------------
TOTAL FRANCE                                                                590
                                                                 --------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                           324,900            415
                                                                 --------------
ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                      180,377            895
                                                                 --------------
JAPAN -- (0.0%)
*     Hoosiers Holdings Rights 03/15/18                   20,600         52,269
                                                                 --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/18                                   15,358          8,047
*     Amper SA Rights 02/05/18                           348,604          4,328
#*    Promotora de Informaciones SA Rights 02/19/18       12,695         35,463
#*    Sacyr SA Rights 02/12/18                           331,015         22,398
                                                                 --------------
TOTAL SPAIN                                                              70,236
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   142,366
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,753,560,275
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@  DFA Short Term Investment Fund                  16,531,850    191,290,036
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,210,700,321)^^            $2,944,850,311
                                                                 ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                            ------------- -------------- ------- --------------
Common Stocks
   Australia                $   4,276,550 $  162,119,658   --    $  166,396,208
   Austria                             --     24,743,609   --        24,743,609
   Belgium                        729,449     49,017,180   --        49,746,629
   Canada                     227,737,124          1,376   --       227,738,500
   Denmark                             --     53,360,251   --        53,360,251
   Finland                             --     58,454,092   --        58,454,092
   France                         732,125    180,263,982   --       180,996,107
   Germany                      5,213,197    182,919,943   --       188,133,140
   Hong Kong                      965,123     79,726,242   --        80,691,365
   Ireland                      2,576,321     13,078,514   --        15,654,835
   Israel                       1,336,130     21,165,975   --        22,502,105
   Italy                          556,739     93,645,108   --        94,201,847
   Japan                       10,713,406    700,573,615   --       711,287,021
   Netherlands                  8,972,967     65,692,106   --        74,665,073
   New Zealand                      6,982     14,178,298   --        14,185,280
   Norway                         266,523     24,495,842   --        24,762,365
   Portugal                            --     10,771,442   --        10,771,442
   Singapore                           --     30,743,390   --        30,743,390
   Spain                        2,614,128     54,500,541   --        57,114,669
   Sweden                         378,367     73,246,990   --        73,625,357
   Switzerland                 10,826,957    151,437,155   --       162,264,112
   United Kingdom              67,825,984    348,777,846   --       416,603,830
   United States                  519,119             --   --           519,119
Preferred Stocks
   Germany                             --     14,257,563   --        14,257,563
Rights/Warrants
   Australia                           --         17,961   --            17,961
   France                              --            590   --               590
   Hong Kong                           --            415   --               415
   Italy                               --            895   --               895
   Japan                               --         52,269   --            52,269
   Spain                               --         70,236   --            70,236
Securities Lending
  Collateral                           --    191,290,036   --       191,290,036
                            ------------- --------------   --    --------------
TOTAL                       $346,247,191  $2,598,603,120   --    $2,944,850,311
                            ============= ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company                                $174,829,288
Investment in Dimensional Emerging Markets Value Fund               74,027,354
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc.     1,157,894   27,766,304
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $214,045,153)^^                              $276,622,946
                                                                  ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                    LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------- ------- ------- ------------
Affiliated Investment Companies  $ 276,622,946   --      --    $276,622,946
                                 -------------   --      --    ------------
TOTAL                            $276,622,946    --      --    $276,622,946
                                 =============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            SHARES   VALUE++
                                                            ------- ----------
COMMON STOCKS -- (99.3%)

AUSTRALIA -- (4.2%)
    Accent Group, Ltd.                                       29,493 $   21,123
    Adairs, Ltd.                                             11,388     19,269
*   Ainsworth Game Technology, Ltd.                          27,497     46,770
*   Alkane Resources, Ltd.                                   46,527     11,228
    Ansell, Ltd.                                             24,498    495,504
    AP Eagers, Ltd.                                          17,709    115,856
*   Atlas Iron, Ltd.                                        376,885      7,297
    AUB Group, Ltd.                                           4,290     44,823
    Ausdrill, Ltd.                                           62,695    131,596
    Austal, Ltd.                                             55,697     81,044
*   Austin Engineering, Ltd.                                 60,306     13,090
*   Australian Agricultural Co., Ltd.                       100,941    103,489
    Australian Pharmaceutical Industries, Ltd.               64,956     78,249
    Australian Vintage, Ltd.                                 55,331     21,801
    Auswide Bank, Ltd.                                        2,707     11,330
    Automotive Holdings Group, Ltd.                          44,555    128,280
*   Avanco Resources, Ltd.                                  169,200     10,870
*   AWE, Ltd.                                               114,187     88,916
    Baby Bunting Group, Ltd.                                 11,571     14,532
    Bank of Queensland, Ltd.                                 61,403    611,668
*   Base Resources, Ltd.                                    116,490     26,217
    Beach Energy, Ltd.                                      379,085    396,749
*   Beadell Resources, Ltd.                                 165,633     20,074
    Bega Cheese, Ltd.                                        30,799    174,588
    Bell Financial Group, Ltd.                               35,130     22,202
    Bendigo & Adelaide Bank, Ltd.                            77,430    729,380
*   Billabong International, Ltd.                            13,437     10,625
    BlueScope Steel, Ltd.                                    88,385  1,026,413
    Boral, Ltd.                                               5,207     33,458
    Brickworks, Ltd.                                         14,643    167,503
    Cabcharge Australia, Ltd.                                15,934     24,704
*   Capitol Health, Ltd.                                    113,336     24,658
*   Cardno, Ltd.                                             46,369     49,639
*   Carnegie Clean Energy, Ltd.                             328,120     10,035
*   Cash Converters International, Ltd.                      74,180     22,462
    Cedar Woods Properties, Ltd.                             12,073     61,049
    Cleanaway Waste Management, Ltd.                        383,365    445,323
    Codan, Ltd.                                              10,864     19,401
    Collins Foods, Ltd.                                      15,504     66,070
*   CSG, Ltd.                                                55,439     20,874
    CSR, Ltd.                                                78,094    316,237
    Decmil Group, Ltd.                                       36,279     34,869
*   Domain Holdings Australia, Ltd.                          35,972     91,596
    Donaco International, Ltd.                               33,958      8,646
    Downer EDI, Ltd.                                        117,792    636,072
    Eclipx Group, Ltd.                                       38,929    123,161
*   Energy World Corp., Ltd.                                 74,723     23,105
    EQT Holdings, Ltd.                                        2,584     41,487
    Estia Health, Ltd.                                       34,633     94,969
    Event Hospitality and Entertainment, Ltd.                16,148    176,604
    Evolution Mining, Ltd.                                  183,463    422,571

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
AUSTRALIA -- (Continued)
    Fairfax Media, Ltd.                                       378,665 $217,087
    Finbar Group, Ltd.                                         16,583   13,768
    Fleetwood Corp., Ltd.                                      13,313   31,761
    Flight Centre Travel Group, Ltd.                            5,459  224,294
    Freedom Foods Group, Ltd.                                   3,713   15,731
    G8 Education, Ltd.                                         76,228  206,275
    GBST Holdings, Ltd.                                         7,067   13,230
    Genworth Mortgage Insurance Australia, Ltd.                48,163  112,704
    GrainCorp, Ltd. Class A                                    39,635  236,271
    Greencross, Ltd.                                           20,143  103,371
    GWA Group, Ltd.                                            29,399   66,677
    Harvey Norman Holdings, Ltd.                               69,965  254,019
    Healthscope, Ltd.                                         232,253  361,321
    Helloworld, Ltd.                                            6,616   25,472
*   Horizon Oil, Ltd.                                         289,312   24,465
    HT&E, Ltd.                                                 44,205   60,256
    Huon Aquaculture Group, Ltd.                                4,197   16,939
*   Imdex, Ltd.                                                64,661   54,744
    IMF Bentham, Ltd.                                          28,229   71,113
    Incitec Pivot, Ltd.                                       259,307  776,173
    Independence Group NL                                      96,717  389,385
    Integral Diagnostics, Ltd.                                  9,719   17,795
    IOOF Holdings, Ltd.                                        44,260  392,812
    iSelect, Ltd.                                              25,043   26,372
    iSentia Group, Ltd.                                        29,441   32,656
    IVE Group, Ltd.                                            16,896   29,783
    Japara Healthcare, Ltd.                                    50,504   80,094
*   Kingsgate Consolidated, Ltd.                               27,223    7,161
    LifeHealthcare Group, Ltd.                                 11,328   23,816
    Link Administration Holdings, Ltd.                         48,687  350,014
    MACA, Ltd.                                                 33,221   43,250
*   Macmahon Holdings, Ltd.                                   171,639   31,163
    Mantra Group, Ltd.                                         47,875  150,455
    MaxiTRANS Industries, Ltd.                                 29,804   18,342
*   Mayne Pharma Group, Ltd.                                  170,185   90,870
    McPherson's, Ltd.                                          19,400   18,698
*   Medusa Mining, Ltd.                                        16,023    5,971
    Melbourne IT, Ltd.                                         21,121   54,054
*   Mesoblast, Ltd.                                            39,034   42,308
    Metals X, Ltd.                                             70,760   52,151
    Metcash, Ltd.                                             165,766  427,498
    Michael Hill International, Ltd.(BD8D249)                  12,726   12,811
    Michael Hill International, Ltd.(BD8D250)                  35,939   36,688
    Mineral Resources, Ltd.                                    21,427  323,270
*   MMA Offshore, Ltd.                                         84,260   19,010
    Monash IVF Group, Ltd.                                     26,751   28,940
    Money3 Corp., Ltd.                                         20,036   28,847
    Myer Holdings, Ltd.                                        98,154   51,780
    MYOB Group, Ltd.                                           56,697  155,015
    MyState, Ltd.                                               7,129   29,027
    Navigator Global Investments, Ltd.                         21,454   65,443
    New Hope Corp., Ltd.                                       30,315   61,515
    Nine Entertainment Co. Holdings, Ltd.                     135,796  183,754

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
AUSTRALIA -- (Continued)
*   NRW Holdings, Ltd.                                         51,927 $ 62,775
    Nufarm, Ltd.                                               32,899  210,918
    oOh!media, Ltd.                                            26,631   98,185
    Orica, Ltd.                                                12,069  186,152
    Orora, Ltd.                                               181,941  476,317
    OZ Minerals, Ltd.                                          60,187  452,461
    Pacific Current Group, Ltd.                                 8,711   53,704
    Pacific Energy, Ltd.                                       43,074   18,413
*   Paladin Energy, Ltd.                                      233,089    7,925
*   Panoramic Resources, Ltd.                                  69,619   25,311
    Paragon Care, Ltd.                                         19,697   12,235
    Peet, Ltd.                                                 52,346   58,073
*   Peninsula Energy, Ltd.                                     50,597   16,716
*   Perseus Mining, Ltd.                                      282,700   97,088
    Pioneer Credit, Ltd.                                        6,528   15,959
*   PMP, Ltd.                                                  46,886   17,752
    Premier Investments, Ltd.                                  15,649  185,443
    Primary Health Care, Ltd.                                  92,054  269,539
    Prime Media Group, Ltd.                                    41,520   10,324
    Qantas Airways, Ltd.                                       50,688  214,811
    QMS Media, Ltd.                                            32,974   26,230
    Qube Holdings, Ltd.                                       132,377  273,458
*   Quintis, Ltd.                                              48,109   12,508
*   Ramelius Resources, Ltd.                                   71,883   25,018
    RCR Tomlinson, Ltd.                                        28,542   93,006
    Reject Shop, Ltd. (The)                                     9,026   44,518
    Resolute Mining, Ltd.                                     136,660  129,363
    Retail Food Group, Ltd.                                    15,756   24,783
    Ridley Corp., Ltd.                                         58,051   64,403
    Ruralco Holdings, Ltd.                                      9,807   24,925
    RXP Services, Ltd.                                         37,395   20,736
    Sandfire Resources NL                                      29,617  171,047
*   Santos, Ltd.                                               72,027  295,132
    Select Harvests, Ltd.                                      17,346   70,577
*   Senex Energy, Ltd.                                        216,337   65,166
    Servcorp, Ltd.                                              9,721   44,235
    Service Stream, Ltd.                                       42,137   44,611
    Seven Group Holdings, Ltd.                                 22,169  291,507
    Seven West Media, Ltd.                                    174,143   79,100
    Sigma Healthcare, Ltd.                                    184,868  133,603
    Silver Chef, Ltd.                                           5,652   32,550
*   Silver Lake Resources, Ltd.                               101,360   31,564
    Sims Metal Management, Ltd.                                33,242  439,547
*   Sino Gas & Energy Holdings, Ltd.                          364,745   50,139
*   Southern Cross Electrical Engineering, Ltd.                14,718    9,281
    Southern Cross Media Group, Ltd.                           91,893   86,815
    SpeedCast International, Ltd.                              36,267  159,548
    SRG, Ltd.                                                  11,007   15,388
    Star Entertainment Grp, Ltd. (The)                        121,048  590,406
    Steadfast Group, Ltd.                                     134,744  300,344
    Sunland Group, Ltd.                                        37,093   52,894
    Super Retail Group, Ltd.                                   22,892  161,373
    Superloop, Ltd.                                             8,877   16,637

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Tabcorp Holdings, Ltd.                                  130,697 $   544,059
    Tassal Group, Ltd.                                       36,455     115,226
    Thorn Group, Ltd.                                        31,128      21,989
    Tox Free Solutions, Ltd.                                 36,401      99,937
    Treasury Wine Estates, Ltd.                               7,243      99,770
*   Troy Resources, Ltd.                                     40,490       3,573
    Villa World, Ltd.                                        20,592      43,959
*   Village Roadshow, Ltd.                                   14,192      40,173
*   Virgin Australia Holdings, Ltd.                         312,176      67,527
    Virtus Health, Ltd.                                      14,910      62,652
    Vita Group, Ltd.                                         10,007      14,339
    Vocus Group, Ltd.                                        90,995     218,860
*   Watpac, Ltd.                                             13,941       7,610
    Webster, Ltd.                                            12,558      13,761
    Western Areas, Ltd.                                      49,901     132,445
*   Westgold Resources, Ltd.                                 42,898      54,381
    Whitehaven Coal, Ltd.                                    97,192     385,584
*   WorleyParsons, Ltd.                                      37,176     434,378
    WPP AUNZ, Ltd.                                           45,871      34,731
                                                                    -----------
TOTAL AUSTRALIA                                                      22,309,362
                                                                    -----------
AUSTRIA -- (0.9%)
    Agrana Beteiligungs AG                                      764      93,371
    Austria Technologie & Systemtechnik AG                    7,093     226,236
    BUWOG AG                                                 14,769     530,836
    EVN AG                                                    7,066     144,736
*   FACC AG                                                   3,572      90,885
    Oberbank AG                                                 276      28,726
    Porr AG                                                   1,672      57,701
*   Raiffeisen Bank International AG                         27,085   1,164,319
    Semperit AG Holding                                       1,193      29,639
    Strabag SE                                                2,562     110,811
    UBM Development AG                                          742      38,925
    UNIQA Insurance Group AG                                 34,746     427,969
    Verbund AG                                               13,532     375,304
    Vienna Insurance Group AG Wiener Versicherung Gruppe      7,650     271,442
    Voestalpine AG                                           10,404     675,791
    Wienerberger AG                                          21,092     575,552
                                                                    -----------
TOTAL AUSTRIA                                                         4,842,243
                                                                    -----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV                                 3,697     689,010
    Ageas                                                    31,193   1,649,280
*   AGFA-Gevaert NV                                          42,412     212,920
    Atenor                                                      876      53,163
    Banque Nationale de Belgique                                 33     123,854
    Barco NV                                                    581      71,659
    Bekaert SA                                                6,125     278,250
    Cie d'Entreprises CFE                                     1,222     176,464
    Cie Immobiliere de Belgique SA                              463      31,128
    D'ieteren SA                                              5,926     276,762
    Deceuninck NV                                            15,841      59,985

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BELGIUM -- (Continued)
    Euronav NV                                                35,584 $  303,098
*   Exmar NV                                                   8,225     59,468
    Jensen-Group NV                                              937     49,999
*   Nyrstar NV                                                18,297    148,433
    Ontex Group NV                                            16,190    478,354
    Orange Belgium SA                                          6,896    145,712
    Picanol                                                      480     54,415
    Proximus SADP                                              1,380     46,539
    RealDolmen                                                   571     23,871
    Recticel SA                                               10,448    123,751
    Resilux                                                      214     39,460
    Roularta Media Group NV                                      879     25,310
    Sioen Industries NV                                        1,845     64,801
    Sipef SA                                                     910     69,220
    TER Beke SA                                                  132     29,178
*   Tessenderlo Group SA                                       6,868    329,121
                                                                     ----------
TOTAL BELGIUM                                                         5,613,205
                                                                     ----------
BRAZIL -- (1.7%)
*   Aliansce Shopping Centers SA                              36,078    206,382
*   Alliar Medicos A Frente SA                                 2,300     10,786
*   B2W Cia Digital                                           41,771    279,050
*   Brasil Brokers Participacoes SA                           29,012      8,919
    BrasilAgro - Co. Brasileira de Propriedades Agricolas      8,900     37,409
    Cia de Locacao das Americas                                7,400     55,190
*   Cia Siderurgica Nacional SA                              132,000    456,022
*   Construtora Tenda SA                                      13,921     97,607
*   Cosan Logistica SA                                        32,578    102,465
    CSU Cardsystem SA                                          4,000     14,888
    Cyrela Brazil Realty SA Empreendimentos e Participacoes   73,400    345,321
*   Direcional Engenharia SA                                  18,100     37,212
    Duratex SA                                                93,795    300,344
    Embraer SA                                                70,489    442,866
    Embraer SA Sponsored ADR                                  17,660    445,915
    Estacio Participacoes SA                                  37,900    416,514
*   Eternit SA                                                23,800      7,468
*   Even Construtora e Incorporadora SA                       55,700    109,349
    Ez Tec Empreendimentos e Participacoes SA                 14,904    104,207
    Fibria Celulose SA                                        38,805    667,882
    Fras-Le SA                                                 7,200     12,346
    GAEC Educacao SA                                           6,600     56,928
*   Gafisa SA(2479619)                                         8,222     44,369
*   Gafisa SA(BDFJWY0)                                         4,000     19,222
    Gerdau SA                                                 20,900     81,140
    Grendene SA                                               19,100    175,330
    Guararapes Confeccoes SA                                   1,800     89,187
*   Helbor Empreendimentos SA                                 58,415     36,338
    Iguatemi Empresa de Shopping Centers SA                   18,298    247,307
    Industrias Romi SA                                         4,100     10,425
    International Meal Co. Alimentacao SA                     38,953    114,824
    Iochpe Maxion SA                                          29,526    220,614
*   JHSF Participacoes SA                                     40,400     24,112

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
BRAZIL -- (Continued)
*   JSL SA                                                   13,500 $   34,243
*   Kepler Weber SA                                           3,700     19,137
    Magnesita Refratarios SA                                  7,240    124,964
    Mahle-Metal Leve SA                                       9,500     73,496
    Marcopolo SA                                             27,702     28,586
*   Marfrig Global Foods SA                                  69,200    148,008
*   Marisa Lojas SA                                          20,600     51,752
*   Mills Estruturas e Servicos de Engenharia SA             40,100     56,045
    MRV Engenharia e Participacoes SA                        80,100    381,188
*   Paranapanema SA                                          70,100     34,559
    Porto Seguro SA                                          28,084    389,423
    Portobello SA                                            14,500     25,539
*   Profarma Distribuidora de Produtos Farmaceuticos SA       3,000      6,650
*   Restoque Comercio e Confeccoes de Roupas SA               3,837     37,218
*   Santos Brasil Participacoes SA                           72,800     80,490
    Sao Martinho SA                                          36,952    218,451
    SLC Agricola SA                                          15,900    156,688
*   Springs Global Participacoes SA                           5,000     18,618
    Sul America SA                                           74,386    474,058
    Suzano Papel e Celulose SA                               57,927    375,635
    T4F Entretenimento SA                                     9,300     21,154
    Technos SA                                               16,200     18,964
*   Tecnisa SA                                               32,211     20,625
    Tegma Gestao Logistica SA                                 6,500     44,605
*   Terra Santa Agro SA                                       2,100      9,102
*   TPI - Triunfo Participacoes e Investimentos SA            7,000      8,240
    Tupy SA                                                  13,396     76,118
*   Usinas Siderurgicas de Minas Gerais SA                   19,900     88,137
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                           18,559    118,861
    Via Varejo SA                                            35,229    299,828
                                                                    ----------
TOTAL BRAZIL                                                         8,718,320
                                                                    ----------
CANADA -- (5.5%)
*   5N Plus, Inc.                                            15,800     32,114
    Acadian Timber Corp.                                      1,500     23,159
*   Advantage Oil & Gas, Ltd.                                36,000    115,610
    Aecon Group, Inc.                                        12,000    194,244
    AGF Management, Ltd. Class B                             13,600     83,811
    AGT Food & Ingredients, Inc.                              2,300     39,006
    AirBoss of America Corp.                                  2,200     18,333
    AKITA Drilling, Ltd. Class A                              1,700     10,711
*   Alacer Gold Corp.                                        78,423    136,443
    Alamos Gold, Inc. Class A(BYNBW45)                        1,380      8,252
    Alamos Gold, Inc. Class A(BZ3DNP6)                       58,660    351,483
    Alaris Royalty Corp.                                      8,600    132,915
    Algoma Central Corp.                                      2,700     33,959
*   Alio Gold, Inc.                                           7,744     25,122
*   Americas Silver Corp.                                     8,600     34,470
*   Amerigo Resources, Ltd.                                  25,000     21,138
*   Argonaut Gold, Inc.                                      44,440     92,493
*   Athabasca Oil Corp.                                      92,302     81,796

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
CANADA -- (Continued)
*   ATS Automation Tooling Systems, Inc.                       14,973 $202,562
    AutoCanada, Inc.                                            5,578  104,304
*   B2Gold Corp.                                              158,300  478,761
*   Baytex Energy Corp.                                        50,169  152,954
    Birchcliff Energy, Ltd.                                    35,045   97,157
    Black Diamond Group, Ltd.                                   9,300   20,037
*   BlackPearl Resources, Inc.                                 68,400   66,732
    Bonavista Energy Corp.                                     48,061   67,207
    Bonterra Energy Corp.                                       5,043   56,662
*   BSM Technologies, Inc.                                      8,500    9,329
*   Calfrac Well Services, Ltd.                                22,700  127,526
    Cameco Corp.                                               31,321  288,255
    Canaccord Genuity Group, Inc.                              23,900  125,912
*   Canacol Energy, Ltd.                                       28,200   98,127
    Canadian Western Bank                                      16,580  521,663
*   Canfor Corp.                                               12,000  281,463
    Canfor Pulp Products, Inc.                                  5,700   67,334
    CanWel Building Materials Group, Ltd.                      10,700   58,285
*   Capstone Mining Corp.                                      75,200   84,982
    Cardinal Energy, Ltd.                                      21,440   79,311
    Cascades, Inc.                                             17,400  218,137
*   Cathedral Energy Services, Ltd.                            11,100   14,168
*   Celestica, Inc.(2263362)                                    7,100   71,750
*   Celestica, Inc.(2262659)                                   13,739  138,764
*   Centerra Gold, Inc.                                        48,546  250,624
    Cervus Equipment Corp.                                      2,400   28,371
    Chesswood Group, Ltd.                                       1,300   12,154
*   China Gold International Resources Corp., Ltd.             61,049  121,602
*   Colabor Group, Inc.                                         7,000    4,041
    Cona Resources, Ltd.                                        9,000   14,707
*   Copper Mountain Mining Corp.                               29,510   30,230
    Corus Entertainment, Inc. Class B                          25,485  174,873
    Cott Corp.                                                 15,120  252,246
    Crescent Point Energy Corp.                                47,209  372,299
*   Crew Energy, Inc.                                          31,300   57,256
*   Delphi Energy Corp.                                        39,000   31,390
*   Detour Gold Corp.                                          39,922  426,484
    DHX Media, Ltd.(BRF12P5)                                   23,100   90,710
    DHX Media, Ltd.(BRF12N3)                                    4,453   17,414
    Dorel Industries, Inc. Class B                              6,200  155,454
*   DREAM Unlimited Corp. Class A                              11,800   74,925
*   Dundee Precious Metals, Inc.                               32,900   78,639
    E-L Financial Corp., Ltd.                                     200  130,083
    ECN Capital Corp.                                          66,622  202,033
    Eldorado Gold Corp.                                       102,027  131,889
    Element Fleet Management Corp.                             47,757  322,263
    Empire Co., Ltd. Class A                                   19,556  378,401
*   Endeavour Mining Corp.                                     11,300  208,637
    Enerflex, Ltd.                                             13,370  159,027
*   Energy Fuels, Inc.                                          6,500   10,463
    Enerplus Corp.                                             39,787  451,890
    Ensign Energy Services, Inc.                               33,162  198,433
    Equitable Group, Inc.                                       2,653  144,772

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
*   Essential Energy Services Trust                             18,500 $ 10,980
    Exchange Income Corp.                                        1,500   40,854
    Exco Technologies, Ltd.                                      6,700   52,565
*   EXFO, Inc.                                                   2,400   10,966
    Fiera Capital Corp.                                          5,000   52,602
*   First Majestic Silver Corp.                                 22,384  136,852
*   Fortress Paper, Ltd. Class A                                   300      819
*   Fortuna Silver Mines, Inc.                                  29,521  142,085
*   Frontera Energy Corp.                                          740   26,592
*   GDI Integrated Facility Services, Inc.                         500    6,789
*   Gear Energy, Ltd.                                           28,000   20,260
    Genworth MI Canada, Inc.                                     7,700  264,429
*   GMP Capital, Inc.                                            7,200   24,059
    goeasy, Ltd.                                                   700   21,745
*   GoGold Resources, Inc.                                      13,500    3,787
*   Gran Tierra Energy, Inc.                                    82,360  227,662
*   Guyana Goldfields, Inc.                                     28,800  110,751
*   Heroux-Devtek, Inc.                                          6,600   75,659
    High Arctic Energy Services, Inc.                            6,500   20,927
    High Liner Foods, Inc.                                       4,800   53,893
    Home Capital Group, Inc.                                    13,754  191,214
    Horizon North Logistics, Inc.                               39,300   52,719
    HudBay Minerals, Inc.                                       56,809  486,802
*   IAMGOLD Corp.                                              100,973  594,345
*   Indigo Books & Music, Inc.                                   1,100   16,098
    Industrial Alliance Insurance & Financial Services, Inc.     9,954  476,578
*   Interfor Corp.                                              14,244  269,941
*   Intertain Group, Ltd. (The)                                  3,800   43,098
*   Iron Bridge Resources, Inc.                                 56,000   26,179
*   Kelt Exploration, Ltd.                                      30,390  186,293
*   Kinross Gold Corp.                                         202,343  878,465
    Kirkland Lake Gold, Ltd.                                    17,300  260,766
*   Klondex Mines, Ltd.                                          3,600    7,902
    Laurentian Bank of Canada                                    8,692  375,947
    Leon's Furniture, Ltd.                                       5,300   75,837
    Linamar Corp.                                                7,461  440,563
    Liquor Stores N.A., Ltd.                                     5,600   56,455
    Lundin Mining Corp.                                         73,197  529,042
    Magellan Aerospace Corp.                                     2,979   49,577
*   Major Drilling Group International, Inc.                    15,600   81,424
    Mandalay Resources Corp.                                    53,311   11,919
    Maple Leaf Foods, Inc.                                      13,400  379,667
    Martinrea International, Inc.                               16,500  193,037
    Mediagrif Interactive Technologies, Inc.                     1,200   10,322
*   MEG Energy Corp.                                            48,509  219,276
    Melcor Developments, Ltd.                                    2,600   32,341
*   Mitel Networks Corp.                                         4,310   38,860
    Mullen Group, Ltd.                                          21,438  262,136
*   NAPEC, Inc.                                                 14,900   23,259
*   Neptune Technologies & Bioressources, Inc.                   6,300   21,256
    Nevsun Resources, Ltd.                                      70,114  146,498
*   New Gold, Inc.                                             122,858  371,570
    North American Energy Partners, Inc.                         5,900   28,541

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
*   NuVista Energy, Ltd.                                        35,200 $248,976
*   Obsidian Energy, Ltd.                                      112,964  117,556
    OceanaGold Corp.                                           108,028  297,736
    Osisko Gold Royalties, Ltd.                                 25,128  282,332
#*  Painted Pony Energy, Ltd.                                    8,505   16,180
    Pan American Silver Corp.                                   26,808  440,261
*   Paramount Resources, Ltd. Class A                           15,656  229,107
    Pembina Pipeline Corp.                                      12,442  424,149
*   Pengrowth Energy Corp.                                      99,442   78,422
*   Petrus Resources, Ltd.                                       2,600    2,959
    Peyto Exploration & Development Corp.                       19,578  178,590
*   PHX Energy Services Corp.                                   11,400   22,244
*   Pine Cliff Energy, Ltd.                                     52,651   14,340
    Pizza Pizza Royalty Corp.                                    4,500   52,939
    Polaris Infrastructure, Inc.                                 3,600   56,400
*   Precision Drilling Corp.                                    66,800  242,218
*   Premier Gold Mines, Ltd.                                    31,683   89,382
    Quarterhill, Inc.                                           24,899   45,344
*   Raging River Exploration, Inc.                              34,722  210,308
    Reitmans Canada, Ltd. Class A                               10,700   38,015
    Rocky Mountain Dealerships, Inc.                             2,700   28,515
    Rogers Sugar, Inc.                                          18,600   94,512
    Russel Metals, Inc.                                          1,300   33,039
*   Sandstorm Gold, Ltd.                                        35,799  188,309
    Secure Energy Services, Inc.                                32,181  232,854
*   SEMAFO, Inc.                                                58,770  173,921
    ShawCor, Ltd.                                               11,072  249,885
*   Sherritt International Corp.                                79,200   81,132
*   Sierra Wireless, Inc.                                        6,100  117,884
*   Spartan Energy Corp.                                        34,800  176,265
    Sprott, Inc.                                                26,400   61,815
*   SSR Mining, Inc.                                            27,198  235,048
    Stantec, Inc.                                               11,422  332,259
*   Stars Group, Inc. (The)(BDG1ML2)                             8,457  215,231
*   Stars Group, Inc. (The)(BDG1MJ0)                             9,824  249,593
*   Street Capital Group, Inc.                                   9,000    7,390
    Stuart Olson, Inc.                                           4,700   23,997
    Superior Plus Corp.                                         22,542  219,372
    Supremex, Inc.                                               3,300   11,966
    Surge Energy, Inc.                                          52,857   82,938
    Tahoe Resources, Inc.                                       48,854  215,673
*   Tamarack Valley Energy, Ltd.                                29,100   67,190
*   Taseko Mines, Ltd.                                          51,903   91,991
*   Teranga Gold Corp.                                          20,300   55,784
    TFI International, Inc.                                     11,959  309,184
    Timbercreek Financial Corp.                                  8,800   66,250
    TMX Group, Ltd.                                              6,052  380,686
    TORC Oil & Gas, Ltd.                                        31,137  172,139
*   Torex Gold Resources, Inc.                                  10,364  106,926
    Torstar Corp. Class B                                        9,900   13,039
    Total Energy Services, Inc.                                 10,432  116,194
*   Tourmaline Oil Corp.                                        26,500  428,093
    TransAlta Corp.                                             55,014  304,142

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
    Transcontinental, Inc. Class A                           11,500 $   232,524
*   TransGlobe Energy Corp.                                  19,000      28,114
*   Trican Well Service, Ltd.                                71,676     224,350
*   Trinidad Drilling, Ltd.                                  59,757      85,506
*   Turquoise Hill Resources, Ltd.                          118,314     360,713
    Uni-Select, Inc.                                          7,900     174,635
*   UrtheCast Corp.                                          14,100      11,693
    Wajax Corp.                                               4,300      77,715
    West Fraser Timber Co., Ltd.                              4,667     326,538
*   Western Energy Services Corp.                            20,500      21,333
    Western Forest Products, Inc.                            77,905     181,145
    WestJet Airlines, Ltd.                                    2,556      51,141
*   Westport Fuel Systems, Inc.                               6,300      18,234
    Whitecap Resources, Inc.                                 73,079     534,130
*   Xtreme Drilling Corp.                                     9,697      17,581
    Yamana Gold, Inc.                                       152,660     527,484
*   Yangarra Resources, Ltd.                                 16,000      61,528
*   Yellow Pages, Ltd.                                        6,500      40,691
                                                                    -----------
TOTAL CANADA                                                         28,745,683
                                                                    -----------
CHILE -- (0.4%)
    Besalco SA                                               38,783      46,243
    CAP SA                                                   15,899     205,816
*   Cia Sud Americana de Vapores SA                       3,372,880     175,614
    Empresa Nacional de Telecomunicaciones SA                 9,231     110,309
*   Empresas AquaChile SA                                    25,817      15,616
    Empresas Hites SA                                        12,280      15,293
*   Empresas La Polar SA                                    500,443      54,145
    Grupo Security SA                                       236,229     127,743
    Inversiones Aguas Metropolitanas SA                      34,409      67,981
    Inversiones La Construccion SA                            5,977     124,150
    Itau CorpBanca(BYT25P4)                              18,449,805     187,294
    Itau CorpBanca(BZ30DD5)                                     900      13,761
*   Masisa SA                                               372,415      29,359
    PAZ Corp. SA                                             12,816      23,875
    Ripley Corp. SA                                         159,706     189,206
    Salfacorp SA                                             78,027     160,673
    Sigdo Koppers SA                                         25,064      52,918
    Sociedad Matriz SAAM SA                                 862,403      95,090
    Socovesa SA                                              54,873      38,759
    Vina Concha y Toro SA                                    58,420     129,894
                                                                    -----------
TOTAL CHILE                                                           1,863,739
                                                                    -----------
CHINA -- (8.3%)
*   21Vianet Group, Inc. ADR                                 18,392     167,551
    361 Degrees International, Ltd.                         173,000      62,948
    Agile Group Holdings, Ltd.                              322,000     576,903
    AMVIG Holdings, Ltd.                                     64,000      16,851
    Angang Steel Co., Ltd. Class H                          158,000     171,595
*   Anton Oilfield Services Group                           342,000      50,064
*   Aowei Holdings, Ltd.                                     46,000      12,332
*   Art Group Holdings, Ltd.                                215,000      12,117

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Asia Cement China Holdings Corp.                           100,500 $ 40,972
*   Asia Resources Holdings, Ltd.                              490,000    6,301
    ATA, Inc. ADR                                                3,000   15,030
    AVIC International Holdings, Ltd. Class H                   88,000   76,284
    AviChina Industry & Technology Co., Ltd. Class H           459,000  245,869
    BAIC Motor Corp., Ltd. Class H                             190,500  297,537
    Bank of Chongqing Co., Ltd. Class H                        124,500  114,366
    Bank of Zhengzhou Co., Ltd. Class H                         28,000   16,846
*   Baoye Group Co., Ltd. Class H                               46,000   32,387
    BBMG Corp. Class H                                         181,000   89,821
    Beijing Capital International Airport Co., Ltd. Class H    186,000  282,404
    Beijing Capital Land, Ltd. Class H                         242,000  157,794
*   Beijing Enterprises Environment Group, Ltd.                129,000   18,116
    Beijing Enterprises Holdings, Ltd.                          94,000  576,844
*   Beijing Enterprises Medical & Health Group, Ltd.           468,000   25,727
    Beijing North Star Co., Ltd. Class H                       176,000   69,377
*   Beijing Properties Holdings, Ltd.                          452,000   18,456
    Beijing Urban Construction Design & Development Group
      Co., Ltd. Class H                                         83,000   50,547
*   BII Railway Transportation Technology Holdings Co., Ltd.    88,000    7,524
*   Bitauto Holdings, Ltd. ADR                                   6,297  219,073
*   Boer Power Holdings, Ltd.                                   32,000    7,392
*   C C Land Holdings, Ltd.                                     28,000    6,395
*   C.banner International Holdings, Ltd.                      187,000   60,723
    Cabbeen Fashion, Ltd.                                       48,000   13,774
*   Capital Environment Holdings, Ltd.                       1,066,000   42,097
*   CAR, Inc.                                                  162,000  134,216
*   Carnival Group International Holdings, Ltd.              1,500,000   69,006
    Carrianna Group Holdings Co., Ltd.                         118,000   16,742
*   Central China Real Estate, Ltd.                            207,000  103,304
*   Century Sunshine Group Holdings, Ltd.                      300,000    9,953
*   CGN Meiya Power Holdings Co., Ltd.                         292,000   41,876
    Changshouhua Food Co., Ltd.                                 36,000   17,813
    Chaowei Power Holdings, Ltd.                               164,000   93,193
*   Chiho Environmental Group, Ltd.                             72,000   38,675
    China Aerospace International Holdings, Ltd.               502,000   60,412
    China Agri-Industries Holdings, Ltd.                       513,000  238,179
    China All Access Holdings, Ltd.                            282,000   86,462
    China Aoyuan Property Group, Ltd.                          293,000  257,635
    China BlueChemical, Ltd. Class H                           446,000  160,441
*   China Chengtong Development Group, Ltd.                    638,000   40,348
    China Coal Energy Co., Ltd. Class H                        361,000  186,289
    China Communications Services Corp., Ltd. Class H          610,000  386,420
    China Conch Venture Holdings, Ltd.                         307,500  860,178
*   China Daye Non-Ferrous Metals Mining, Ltd.                 566,000    7,779
    China Development Bank Financial Leasing Co., Ltd.
      Class H                                                  108,000   25,802
*   China Dynamics Holdings, Ltd.                              520,000   10,405
    China Electronics Huada Technology Co., Ltd.               258,000   43,291
    China Electronics Optics Valley Union Holding Co., Ltd.    508,000   45,389
*   China Energine International Holding, Ltd.                 550,000   27,322
    China Energy Engineering Corp., Ltd. Class H               616,000  116,536
    China Everbright Water, Ltd.                                61,600   22,008
*   China Fiber Optic Network System Group, Ltd.               344,000    5,774
    China Financial Services Holdings, Ltd.                    244,000   20,610

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
    China Foods, Ltd.                                         156,000 $ 84,067
*   China Glass Holdings, Ltd.                                 94,000    9,581
    China Hanking Holdings, Ltd.                              103,000   15,590
*   China Harmony New Energy Auto Holding, Ltd.               209,500  153,666
    China High Speed Transmission Equipment Group Co., Ltd.    66,000  116,257
    China Hongqiao Group, Ltd.                                250,000  318,743
*   China Huiyuan Juice Group, Ltd.                           110,500   32,863
    China International Capital Corp., Ltd. Class H           103,200  231,467
    China Jinmao Holdings Group, Ltd.                         918,000  597,576
    China Lesso Group Holdings, Ltd.                          358,000  278,961
    China Lilang, Ltd.                                         90,000   81,267
*   China Logistics Property Holdings Co., Ltd.                76,000   24,271
*   China Modern Dairy Holdings, Ltd.                         248,000   47,442
    China National Building Material Co., Ltd. Class H        718,000  761,797
    China National Materials Co., Ltd. Class H                252,000  227,321
*   China New Town Development Co., Ltd.                      462,500   18,326
    China NT Pharma Group Co., Ltd.                            71,000   16,107
*   China Nuclear Energy Technology Corp., Ltd.                80,000   15,152
*   China Oceanwide Holdings, Ltd.                            724,000   51,810
    China Oil & Gas Group, Ltd.                             1,080,000  108,696
    China Oriental Group Co., Ltd.                            178,000  138,361
    China Overseas Grand Oceans Group, Ltd.                   394,500  246,930
*   China Properties Group, Ltd.                              101,000   22,534
    China Reinsurance Group Corp. Class H                     532,000  124,948
    China Resources Cement Holdings, Ltd.                     482,000  362,607
*   China Ruifeng Renewable Energy Holdings, Ltd.             152,000   12,826
*   China Rundong Auto Group, Ltd.                             44,000   18,726
    China Sanjiang Fine Chemicals Co., Ltd.                   169,000   72,926
    China SCE Property Holdings, Ltd.                         409,000  219,821
*   China Shengmu Organic Milk, Ltd.                          735,000  114,588
    China Shineway Pharmaceutical Group, Ltd.                  71,000   87,393
    China Silver Group, Ltd.                                  242,000   68,704
    China Singyes Solar Technologies Holdings, Ltd.           159,000   64,923
    China South City Holdings, Ltd.                           732,000  220,392
    China Southern Airlines Co., Ltd. Class H                 294,000  382,939
    China Starch Holdings, Ltd.                               520,000   21,156
    China Sunshine Paper Holdings Co., Ltd.                   110,500   33,573
*   China Tianrui Group Cement Co., Ltd.                       32,000   20,792
    China Traditional Chinese Medicine Holdings Co., Ltd.     426,000  280,228
    China Travel International Investment Hong Kong, Ltd.     538,000  198,244
    China Vast Industrial Urban Development Co., Ltd.          68,000   34,477
*   China Water Industry Group, Ltd.                          260,000   55,157
    China XLX Fertiliser, Ltd.                                112,000   51,014
*   China Yurun Food Group, Ltd.                              311,000   46,044
    China ZhengTong Auto Services Holdings, Ltd.              197,500  200,313
    China Zhongwang Holdings, Ltd.                            399,600  229,423
    Chinasoft International, Ltd.                             430,000  303,200
    Chongqing Machinery & Electric Co., Ltd. Class H          340,000   35,971
    Chongqing Rural Commercial Bank Co., Ltd. Class H         462,000  417,305
    Chu Kong Shipping Enterprise Group Co., Ltd.               78,000   20,580
    CIFI Holdings Group Co., Ltd.                             644,000  553,259
*   CIMC Enric Holdings, Ltd.                                 128,000  140,512
*   CITIC Dameng Holdings, Ltd.                               249,000   16,526

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
    CITIC Resources Holdings, Ltd.                            702,000 $ 76,991
    Citychamp Watch & Jewellery Group, Ltd.                   160,000   37,999
    Clear Media, Ltd.                                          36,000   32,357
    Cogobuy Group                                             142,000   85,623
    Comba Telecom Systems Holdings, Ltd.                      386,193   67,516
    Concord New Energy Group, Ltd.                          1,350,000   65,386
*   Coolpad Group, Ltd.                                         6,594      132
*   COSCO SHIPPING Development Co., Ltd. Class H              845,000  187,910
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H    308,000  177,018
*   Coslight Technology International Group Co., Ltd.          32,000   12,131
    Cosmo Lady China Holdings Co., Ltd.                       129,000   50,715
    CP Pokphand Co., Ltd.                                   1,350,000  106,874
    CPMC Holdings, Ltd.                                        72,000   60,334
    CRCC High-Tech Equipment Corp., Ltd. Class H               94,500   27,097
    CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                  54,000   85,320
    CT Environmental Group, Ltd.                              532,000  103,205
    Da Ming International Holdings, Ltd.                       72,000   28,602
    Dah Chong Hong Holdings, Ltd.                             220,000  110,974
    Dalian Port PDA Co., Ltd. Class H                         434,000   80,305
*   Daphne International Holdings, Ltd.                       328,000   21,734
    Dawnrays Pharmaceutical Holdings, Ltd.                     92,000   52,762
*   Differ Group Holding Co., Ltd.                            190,000   14,797
*   Digital China Holdings, Ltd.                              199,000  118,619
*   Dongfang Electric Corp., Ltd. Class H                      73,000   69,634
    Dongfeng Motor Group Co., Ltd. Class H                     10,000   13,022
    Dongyue Group, Ltd.                                       141,000  123,558
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                  86,000   48,561
    E-Commodities Holdings, Ltd.                              444,000   49,340
*   eHi Car Services, Ltd. Sponsored ADR                        5,618   66,236
    EVA Precision Industrial Holdings, Ltd.                   314,000   47,479
    Fantasia Holdings Group Co., Ltd.                         432,000   79,176
    Far East Horizon, Ltd.                                    494,000  531,109
*   Feiyu Technology International Co., Ltd.                  118,500   14,216
    Fufeng Group, Ltd.                                        340,000  247,831
    Future Land Development Holdings, Ltd.                    340,000  332,845
*   GCL-Poly Energy Holdings, Ltd.                          3,196,000  549,625
    Gemdale Properties & Investment Corp., Ltd.               938,000  137,223
*   Glorious Property Holdings, Ltd.                          777,000   87,213
    Golden Eagle Retail Group, Ltd.                            12,000   15,213
*   Golden Meditech Holdings, Ltd.                            136,000   23,763
    Golden Throat Holdings Group Co., Ltd.                     21,500    4,932
    Golden Wheel Tiandi Holdings Co., Ltd.                    110,000   11,831
    Goldlion Holdings, Ltd.                                    60,000   24,094
    GOME Retail Holdings, Ltd.                              2,629,000  333,046
*   Grand Baoxin Auto Group, Ltd.                             129,000   57,938
    Greatview Aseptic Packaging Co., Ltd.                     205,000  146,912
    Greenland Hong Kong Holdings, Ltd.                        219,000  124,126
    Greentown China Holdings, Ltd.                            163,500  285,212
    Guangdong Yueyun Transportation Co., Ltd. Class H          35,000   23,001
    Guangshen Railway Co., Ltd. Class H                       316,000  211,096
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                  42,000  122,808
    Guangzhou R&F Properties Co., Ltd. Class H                194,400  544,072
    Guodian Technology & Environment Group Corp., Ltd.
*     Class H                                                 101,000    7,219

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
    Guolian Securities Co., Ltd. Class H                      118,000 $ 55,711
    Guorui Properties, Ltd.                                   215,000   63,932
*   Haichang Ocean Park Holdings, Ltd.                        264,000   65,787
*   Harbin Bank Co., Ltd. Class H                             198,000   65,414
    Harbin Electric Co., Ltd. Class H                         166,000   69,560
    Harmonicare Medical Holdings, Ltd.                        118,000   42,848
    HC International, Inc.                                    104,500   78,246
    Hengdeli Holdings, Ltd.                                   480,000   26,571
*   Hi Sun Technology China, Ltd.                             480,000   97,793
    Hilong Holding, Ltd.                                      231,000   47,898
    HKC Holdings, Ltd.                                         41,000   30,558
    HNA Infrastructure Co., Ltd. Class H                       31,000   30,950
*   Honghua Group, Ltd.                                       573,000   70,032
    Honworld Group, Ltd.                                       49,000   23,953
    Hopson Development Holdings, Ltd.                         168,000  176,442
    HOSA International, Ltd.                                  162,000   58,546
*   Hua Han Health Industry Holdings, Ltd.                    764,000   38,822
    Huaneng Renewables Corp., Ltd. Class H                  1,210,000  418,200
    Huishang Bank Corp., Ltd. Class H                         158,000   87,230
*   Hydoo International Holding, Ltd.                         256,000   23,000
    Inner Mongolia Yitai Coal Co., Ltd. Class H                28,300   42,341
    Jiangnan Group, Ltd.                                      280,000   20,022
    Jiangxi Copper Co., Ltd. Class H                          179,000  302,410
*   Jiayuan International Group, Ltd.                         136,000  135,507
*   JinkoSolar Holding Co., Ltd. ADR                            6,543  145,385
    Joy City Property, Ltd.                                   856,000  147,498
    Ju Teng International Holdings, Ltd.                      206,000   58,921
    K Wah International Holdings, Ltd.                        329,338  236,275
*   Kaisa Group Holdings, Ltd.                                927,000  587,263
    Kangda International Environmental Co., Ltd.              216,000   45,876
*   Kasen International Holdings, Ltd.                        136,000   23,994
    Kingboard Chemical Holdings, Ltd.                         133,500  730,476
    Kingboard Laminates Holdings, Ltd.                        151,000  265,258
*   Kong Sun Holdings, Ltd.                                 1,375,000   47,226
    Kunlun Energy Co., Ltd.                                   506,000  501,933
    KWG Property Holding, Ltd.                                312,000  525,761
    Lai Fung Holdings, Ltd.                                    20,400   34,012
    Lee & Man Chemical Co., Ltd.                               50,000   39,900
    Lee & Man Paper Manufacturing, Ltd.                       330,000  387,546
    Legend Holdings Corp. Class H                              54,100  195,443
    Lenovo Group, Ltd.                                      1,024,000  589,469
    Leoch International Technology, Ltd.                      122,000   21,481
*   Li Ning Co., Ltd.                                         115,500   92,898
*   Lianhua Supermarket Holdings Co., Ltd. Class H             74,000   26,259
*   Lifestyle China Group, Ltd.                               194,000   57,718
    LK Technology Holdings, Ltd.                               50,000    7,254
    Logan Property Holdings Co., Ltd.                         200,000  303,561
    Longfor Properties Co., Ltd.                              269,500  879,484
    Lonking Holdings, Ltd.                                    407,000  181,439
    Luye Pharma Group, Ltd.                                   211,500  188,525
*   Maanshan Iron & Steel Co., Ltd. Class H                   362,000  194,020
    Maoye International Holdings, Ltd.                        188,000   19,557
*   MIE Holdings Corp.                                          6,000      413

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
    Minmetals Land, Ltd.                                      340,000 $ 62,847
    MOBI Development Co., Ltd.                                 68,000   10,242
    Modern Land China Co., Ltd.                               247,600   62,080
*   National Agricultural Holdings, Ltd.                      136,000    3,879
*   New World Department Store China, Ltd.                    124,000   28,946
    Nine Dragons Paper Holdings, Ltd.                         249,000  386,317
*   North Mining Shares Co., Ltd.                           2,930,000   61,317
    NVC Lighting Holdings, Ltd.                               337,000   32,281
*   O-Net Technologies Group, Ltd.                             69,000   46,681
    Overseas Chinese Town Asia Holdings, Ltd.                  50,000   23,825
*   Ozner Water International Holding, Ltd.                   117,000   37,251
    Pacific Online, Ltd.                                      100,000   17,122
*   Panda Green Energy Group, Ltd.                            808,000   94,958
    Parkson Retail Group, Ltd.                                316,500   45,129
    PAX Global Technology, Ltd.                               197,000   95,584
    Phoenix Satellite Television Holdings, Ltd.               268,000   36,964
    Poly Culture Group Corp., Ltd. Class H                     18,400   36,363
*   Poly Property Group Co., Ltd.                             492,000  271,893
    Pou Sheng International Holdings, Ltd.                    498,000  124,540
    Powerlong Real Estate Holdings, Ltd.                      293,000  158,829
*   Prosperity International Holdings HK, Ltd.              1,120,000   12,470
*   PW Medtech Group, Ltd.                                    206,000   41,534
    Qingdao Port International Co., Ltd. Class H              242,000  178,365
    Qinhuangdao Port Co., Ltd. Class H                        148,000   48,609
    Red Star Macalline Group Corp., Ltd. Class H              123,000  162,368
*   Renhe Commercial Holdings Co., Ltd.                     3,770,000   98,207
*   Rentian Technology Holdings, Ltd.                         310,000   15,052
*   REXLot Holdings, Ltd.                                   2,400,000   17,143
*   Ronshine China Holdings, Ltd.                              71,500  105,322
*   Royale Furniture Holdings, Ltd.                           190,000   18,790
*   Sany Heavy Equipment International Holdings Co., Ltd.     250,000   75,760
    Seaspan Corp.                                              14,751  105,027
*   Semiconductor Manufacturing International Corp.           485,500  698,702
*   Semiconductor Manufacturing International Corp. ADR        22,919  166,163
    Shandong Chenming Paper Holdings, Ltd. Class H             62,000  109,941
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H 400,000 296,290 Shanghai Dasheng Agricultural Finance Technology Co.,
      Ltd. Class H                                            608,000   41,853
    Shanghai Haohai Biological Technology Co., Ltd. Class H     7,400   41,510
    Shanghai Industrial Holdings, Ltd.                        118,000  344,730
    Shanghai Industrial Urban Development Group, Ltd.         396,000  106,335
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                            262,000  110,949
    Shanghai La Chapelle Fashion Co., Ltd. Class H             19,200   22,088
    Shanghai Prime Machinery Co., Ltd. Class H                150,000   32,923
*   Shanghai Zendai Property, Ltd.                          1,085,000   23,816
    Shengjing Bank Co., Ltd. Class H                           86,500   70,637
*   Shengli Oil & Gas Pipe Holdings, Ltd.                     118,500    4,926
    Shenguan Holdings Group, Ltd.                             186,000    8,894
    Shenzhen International Holdings, Ltd.                     196,978  398,243
    Shenzhen Investment, Ltd.                                 805,717  359,186
    Shimao Property Holdings, Ltd.                            223,500  663,209
*   Shougang Concord International Enterprises Co., Ltd.    2,286,000   65,851
    Shougang Fushan Resources Group, Ltd.                     646,000  156,631
    Shui On Land, Ltd.                                        943,500  327,267

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
CHINA -- (Continued)
*   Shunfeng International Clean Energy, Ltd.                 238,000 $ 11,682
    Sihuan Pharmaceutical Holdings Group, Ltd.                826,000  317,139
    SIM Technology Group, Ltd.                                358,000   18,526
    Sino Harbour Holdings Group, Ltd.                         206,000   14,937
*   Sino Oil And Gas Holdings, Ltd.                         4,770,000   36,534
    Sino-Ocean Group Holding, Ltd.                            714,500  589,877
*   Sinofert Holdings, Ltd.                                   518,000   80,540
    Sinopec Engineering Group Co., Ltd. Class H               295,000  317,702
    Sinopec Kantons Holdings, Ltd.                            254,000  161,846
    Sinopec Shanghai Petrochemical Co., Ltd. Class H          104,000   63,499
    Sinosoft Technology Group, Ltd.                           133,000   38,801
    Sinotrans, Ltd. Class H                                   449,000  272,335
    Sinotruk Hong Kong, Ltd.                                  164,000  215,718
    Skyworth Digital Holdings, Ltd.                           493,377  241,732
    SMI Holdings Group, Ltd.                                  229,600  117,795
    SOHO China, Ltd.                                          533,500  316,405
*   Sohu.com, Inc.                                              5,724  220,431
*   Sparkle Roll Group, Ltd.                                  272,000   26,056
    Springland International Holdings, Ltd.                   261,000   59,127
*   SRE Group, Ltd.                                         1,708,000   46,775
    Sun King Power Electronics Group                          146,000   30,368
*   Sunshine 100 China Holdings, Ltd.                         210,000   87,890
    Symphony Holdings, Ltd.                                   330,000   41,666
    TCL Multimedia Technology Holdings, Ltd.                  144,000   68,176
*   Technovator International, Ltd.                           138,000   38,000
    Tenfu Cayman Holdings Co Ltd                               39,000   18,063
    Tenwow International Holdings, Ltd.                       120,000   25,322
*   Tesson Holdings, Ltd.                                      18,000    2,760
    Texhong Textile Group, Ltd.                                61,000   85,786
*   Tian An China Investment Co., Ltd.                        133,000   92,485
    Tian Shan Development Holdings, Ltd.                       62,000   21,247
    Tiangong International Co., Ltd.                          156,000   26,457
    Tianjin Port Development Holdings, Ltd.                   478,000   73,874
    Tianneng Power International, Ltd.                        144,000  142,254
    Tianyi Summi Holdings, Ltd.                               148,000   17,784
*   Tibet Water Resources, Ltd.                               481,000  208,573
    Tomson Group, Ltd.                                        158,727   78,441
    Tongda Group Holdings, Ltd.                               700,000  158,210
    Tonly Electronics Holdings, Ltd.                           15,000   18,020
    Top Spring International Holdings, Ltd.                    79,000   37,910
    TPV Technology, Ltd.                                      240,000   33,987
    Trigiant Group, Ltd.                                      120,000   16,200
    Truly International Holdings, Ltd.                        236,000   80,122
    Uni-President China Holdings, Ltd.                        273,000  250,345
    United Energy Group, Ltd.                               1,712,000  133,610
    Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                      138,500  129,222
    Vinda International Holdings, Ltd.                         41,000   76,730
    Wasion Group Holdings, Ltd.                               140,000   78,324
    Weichai Power Co., Ltd. Class H                           290,000  361,751
    Welling Holding, Ltd.                                     190,000   49,381
*   West China Cement, Ltd.                                   570,000   97,905
    Wisdom Sports Group                                       208,000   26,536
    Xiamen International Port Co., Ltd. Class H               230,000   45,555

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
*   Xinchen China Power Holdings, Ltd.                       97,000 $    13,503
    Xingda International Holdings, Ltd.                     243,550      96,809
*   Xingfa Aluminium Holdings, Ltd.                          46,000      30,793
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                                76,400     132,953
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H       176,000      26,694
    Xinyi Solar Holdings, Ltd.                              570,000     261,919
    Xinyuan Real Estate Co., Ltd. ADR                         9,848      72,186
    XTEP International Holdings, Ltd.                       272,000     123,134
    Yadea Group Holdings, Ltd.                               84,000      26,979
*   Yanchang Petroleum International, Ltd.                1,200,000      16,863
*   Yashili International Holdings, Ltd.                    109,000      21,201
    Yip's Chemical Holdings, Ltd.                            78,000      28,842
*   Youyuan International Holdings, Ltd.                     79,000      30,486
*   Yuanda China Holdings, Ltd.                             150,000       2,686
*   YuanShengTai Dairy Farm, Ltd.                           623,000      23,834
    Yuexiu Property Co., Ltd.                             1,738,000     372,641
    Yuzhou Properties Co., Ltd.                             318,000     234,491
    Zhaojin Mining Industry Co., Ltd. Class H               213,000     181,414
*   Zhong An Real Estate, Ltd.                              533,000      52,350
    Zhongsheng Group Holdings, Ltd.                         103,500     259,390
    Zhuhai Holdings Investment Group, Ltd.                  208,000      30,785
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                          426,000     185,890
                                                                    -----------
TOTAL CHINA                                                          43,850,870
                                                                    -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                       57,866     364,569
*   Cemex Latam Holdings SA                                  19,771      76,075
    Grupo Argos SA                                            8,683      63,149
    Grupo Nutresa SA                                         16,909     161,106
    Mineros SA                                               12,242      10,568
                                                                    -----------
TOTAL COLOMBIA                                                          675,467
                                                                    -----------
DENMARK -- (1.3%)
    Alm Brand A.S.                                           18,735     230,915
*   Bang & Olufsen A.S.                                       6,401     171,903
    BankNordik P/F                                              655      12,029
    Brodrene Hartmann A.S.                                      569      32,065
    Columbus A.S.                                            16,530      41,798
*   D/S Norden A.S.                                           5,939     118,318
    DFDS A.S.                                                 4,958     297,501
    FLSmidth & Co. A.S.                                       7,532     443,592
    Gronlandsbanken A.S.                                         75       8,256
*   H+H International A.S. Class B                            2,507      60,932
    Harboes Bryggeri A.S. Class B                               929      14,144
    IC Group A.S.                                               450      10,630
    ISS A.S.                                                 13,367     521,536
    Jyske Bank A.S.                                          14,411     833,095
    Matas A.S.                                                5,322      66,855
*   Nilfisk Holding A.S.                                      4,761     276,186
*   NKT A.S.                                                  6,370     277,740
    Nordjyske Bank A.S.                                       1,933      38,411
    Parken Sport & Entertainment A.S.                         1,264      15,361

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
DENMARK -- (Continued)
    Per Aarsleff Holding A.S.                                 4,281 $  147,209
    Ringkjoebing Landbobank A.S.                              5,346    294,749
    Rockwool International A.S. Class A                         682    175,883
    Rockwool International A.S. Class B                       1,289    360,068
*   Santa Fe Group A.S.                                       4,008     30,286
    Scandinavian Tobacco Group A.S. Class A                   1,579     31,930
    Schouw & Co., A.S.                                        2,600    263,163
    Solar A.S. Class B                                        1,306     86,202
    Spar Nord Bank A.S.                                      18,027    214,760
    Sydbank A.S.                                             17,454    713,823
    TDC A.S.                                                158,651  1,058,930
*   TK Development A.S.                                      11,092     13,182
*   Topdanmark A.S.                                           2,457    117,380
    TORM P.L.C.                                               3,278     26,616
*   Vestjysk Bank A.S.                                       39,919     18,410
                                                                    ----------
TOTAL DENMARK                                                        7,023,858
                                                                    ----------
FINLAND -- (1.4%)
    Afarak Group Oyj                                         14,794     17,214
    Ahlstrom-Munksjo Oyj                                      2,863     63,156
    Aktia Bank Oyj                                            4,262     50,814
    Amer Sports Oyj                                          16,185    456,926
    Apetit Oyj                                                  705     13,077
    Aspo Oyj                                                  2,763     34,483
    Atria Oyj                                                 2,231     34,430
    Bittium Oyj                                               2,695     19,143
    Cargotec Oyj Class B                                      5,496    320,425
    Cramo Oyj                                                 5,715    139,426
    Finnair Oyj                                              10,270    124,341
    Fiskars Oyj Abp                                           5,252    156,226
    HKScan Oyj Class A                                        4,896     18,717
    Huhtamaki Oyj                                               571     24,376
    Kemira Oyj                                               17,196    243,438
    Kesko Oyj Class A                                         1,999    113,539
    Kesko Oyj Class B                                         9,225    538,048
    Konecranes Oyj                                            7,981    405,177
    Lassila & Tikanoja Oyj                                    1,451     34,162
    Lemminkainen Oyj                                            527     15,624
    Metsa Board Oyj                                          34,502    313,905
    Metso Oyj                                                10,554    368,484
    Neste Oyj                                                17,647  1,221,335
    Olvi Oyj Class A                                          1,772     64,028
    Oriola Oyj Class B                                        9,962     35,451
    Outokumpu Oyj                                            49,287    422,790
    Pihlajalinna Oyj                                            824     15,010
*   Poyry Oyj                                                 2,890     18,661
    Raisio Oyj Class V                                       16,921     93,794
    Ramirent Oyj                                             10,074    101,113
    Rapala VMC Oyj                                            2,534     10,558
    Sanoma Oyj                                               12,729    165,019
    SRV Group OYJ                                             3,329     15,782
*   Stockmann Oyj Abp Class A                                 1,609      8,914

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
FINLAND -- (Continued)
*   Stockmann Oyj Abp Class B                                5,888 $   30,348
    Stora Enso Oyj Class R                                  81,990  1,407,995
    Teleste Oyj                                                663      5,893
    Tokmanni Group Corp.                                     2,694     25,254
    Valmet Oyj                                              13,357    299,700
    YIT Oyj                                                 16,754    137,730
                                                                   ----------
TOTAL FINLAND                                                       7,584,506
                                                                   ----------
FRANCE -- (3.8%)
    ABC Arbitrage                                            7,886     65,199
    Actia Group                                              1,673     16,032
*   Adocia                                                     984     19,521
*   Air France-KLM                                          43,527    675,128
    Albioma SA                                               5,305    138,187
*   Amplitude Surgical SAS                                   5,065     22,746
*   Antalis International SAS                                5,900     14,616
    April SA                                                 3,075     61,826
    Arkema SA                                               10,891  1,390,377
    Assystem                                                 1,318     49,227
    Axway Software SA                                        1,337     36,505
    Beneteau SA                                              7,993    212,729
    Bigben Interactive                                       2,794     42,211
    Bonduelle SCA                                            3,259    171,817
    Bourbon Corp.                                            6,171     62,137
    Burelle SA                                                  83    143,796
    Casino Guichard Perrachon SA                            12,265    716,638
    Catering International Services                            510     12,033
*   Cegedim SA                                               1,195     61,319
    Chargeurs SA(5021318)                                    3,677    121,673
*   Chargeurs SA(BDH48T0)                                       41      1,323
    Cie des Alpes                                            2,015     87,020
*   Coface SA                                               22,889    257,288
    Eiffage SA                                              10,627  1,288,365
    Elior Group SA                                          17,204    395,965
    Elis SA                                                 16,741    467,728
*   Eramet                                                   2,084    294,130
*   Esso SA Francaise                                          630     40,381
*   Etablissements Maurel et Prom                            7,662     35,594
    Europcar Groupe SA                                      12,122    168,561
    Eutelsat Communications SA                              30,849    678,982
    Exel Industries Class A                                    324     47,664
    Faurecia                                                10,990    986,135
    Fleury Michon SA                                           176     11,087
*   Fnac Darty SA                                            3,154    367,897
    GL Events                                                2,205     74,728
    Groupe Crit                                                634     60,505
*   Groupe Gorge                                               541     12,032
    Groupe Open                                              1,154     50,411
    Haulotte Group SA                                        3,289     78,448
    HERIGE SADCS                                               241     12,716
    Ingenico Group SA                                          730     83,092
    IPSOS                                                    8,123    310,287

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
    Jacquet Metal Service                                     2,930 $  108,783
    Korian SA                                                10,307    331,835
    Lagardere SCA                                            22,770    710,136
    Laurent-Perrier                                             517     61,605
    Le Belier                                                   479     37,037
    LISI                                                      4,396    211,820
    Maisons France Confort SA                                   483     34,844
    Manitou BF SA                                             2,169     92,619
    Manutan International                                       765     88,689
    Mersen SA                                                 3,760    183,463
*   METabolic EXplorer SA                                     4,107     11,454
    MGI Coutier                                               2,241     98,615
    Mr Bricolage                                                841     15,763
*   Naturex                                                   1,420    155,198
    Neopost SA                                                8,091    240,929
    Nexans SA                                                 7,274    441,200
    Nexity SA                                                10,052    605,698
*   NRJ Group                                                 4,442     49,967
*   OL Groupe SA                                              4,185     15,885
    Orpea                                                       586     73,137
*   Parrot SA                                                 3,907     39,432
*   Pierre & Vacances SA                                      1,012     53,213
    Plastivaloire                                             2,332     53,050
    PSB Industries SA                                           290     17,209
    Rallye SA                                                 5,029     92,281
    Rexel SA                                                 68,882  1,240,877
    Robertet SA                                                  95     49,143
    Rothschild & Co.                                          3,744    154,758
    Samse SA                                                     57     12,022
    Savencia SA                                               1,013    102,891
    SCOR SE                                                  15,780    706,282
    Seche Environnement SA                                      669     25,736
*   Sequana SA                                                7,954      8,115
    SES SA                                                   44,019    686,918
    Societe BIC SA                                            2,096    240,022
    Societe des Bains de Mer et du Cercle des Etrangers a
*     Monaco                                                  1,091     71,200
    Societe Marseillaise du Tunnel Prado-Carenage SA            179      5,303
    Sopra Steria Group                                        1,971    400,005
    SPIE SA                                                  17,060    423,955
*   Stallergenes Greer P.L.C.                                   952     40,970
*   Ste Industrielle d'Aviation Latecoere SA                 16,497    113,259
    Stef SA                                                     645     79,235
    Sword Group                                               1,280     59,156
    Synergie SA                                               1,341     79,856
    Tarkett SA                                                4,076    159,351
    Technicolor SA                                           35,515    132,711
    Television Francaise 1                                   18,336    275,015
    Tessi SA                                                    218     51,566
    TFF Group                                                   996     53,521
    Thermador Groupe                                            530     84,624
    Total Gabon                                                 182     35,138
*   Touax SA                                                    791     11,188
*   Vallourec SA                                             76,309    522,603

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ -----------
FRANCE -- (Continued)
*   Valneva SE                                               4,053 $    18,223
    Vetoquinol SA                                              696      46,853
    Vicat SA                                                 4,177     344,153
    VIEL & Cie SA                                            3,477      23,208
    Vilmorin & Cie SA                                        1,241     135,706
*   Virbac SA                                                  671     103,114
    Vranken-Pommery Monopole SA                                634      18,805
                                                                   -----------
TOTAL FRANCE                                                        20,183,400
                                                                   -----------
GERMANY -- (5.1%)
    Aareal Bank AG                                          12,483     631,044
*   Adler Modemaerkte AG                                     1,247       9,250
*   ADVA Optical Networking SE                               8,374      70,677
*   AIXTRON SE                                              18,430     278,422
    Allgeier SE                                              1,181      39,922
    Aurubis AG                                               9,473     995,453
    Axel Springer SE                                         7,565     664,793
    Bauer AG                                                 1,881      57,718
    BayWa AG                                                 3,517     136,405
    Bertrandt AG                                             1,080     138,509
    Bijou Brigitte AG                                          724      44,857
    Bilfinger SE                                             6,282     294,868
    Borussia Dortmund GmbH & Co. KGaA                       13,117      93,175
    CANCOM SE                                                2,721     257,072
    CENTROTEC Sustainable AG                                 1,661      31,554
    Cewe Stiftung & Co. KGAA                                   872      94,971
    Comdirect Bank AG                                        6,635      95,742
*   Constantin Medien AG                                     9,478      26,830
    CropEnergies AG                                          4,332      39,151
    Deutsche Lufthansa AG                                   40,731   1,455,025
    Deutsche Pfandbriefbank AG                              20,680     382,241
    Deutz AG                                                25,269     234,643
*   Dialog Semiconductor P.L.C.                              8,526     259,938
    DMG Mori AG                                              6,757     400,546
    Dr Hoenle AG                                               568      36,664
    Draegerwerk AG & Co. KGaA                                  539      41,141
    Eckert & Ziegler AG                                      1,012      47,058
    EDAG Engineering Group AG                                1,291      26,275
    Elmos Semiconductor AG                                   2,007      59,443
    ElringKlinger AG                                         5,543     128,756
*   Euromicron AG                                            1,994      20,350
*   First Sensor AG                                          1,987      51,776
    FORTEC Elektronik AG                                       585      18,515
    Francotyp-Postalia Holding AG Class A                    1,903      10,358
    Fraport AG Frankfurt Airport Services Worldwide          6,652     787,586
    Freenet AG                                              22,379     858,148
    Gerresheimer AG                                          5,871     512,805
    Gerry Weber International AG                             4,651      51,599
    Gesco AG                                                 1,858      71,090
    GFT Technologies SE                                      1,581      25,178
    Grammer AG                                               2,557     161,091
*   H&R GmbH & Co. KGaA                                      2,448      43,371

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
GERMANY -- (Continued)
    Hamburger Hafen und Logistik AG                           4,983 $  139,151
*   Heidelberger Druckmaschinen AG                           58,273    210,656
    Hella GmbH & Co KGaA                                      6,400    456,080
*   HolidayCheck Group AG                                     6,854     25,523
    Hornbach Baumarkt AG                                      1,745     67,014
    Indus Holding AG                                          3,653    289,977
*   IVU Traffic Technologies AG                               4,491     28,916
    Jenoptik AG                                               9,508    394,626
    K+S AG                                                   28,521    801,570
    KION Group AG                                             8,998    827,049
    Kloeckner & Co. SE                                       21,008    278,590
    Koenig & Bauer AG                                         2,342    191,974
    Krones AG                                                 2,401    335,531
    KSB SE & Co. KGaA                                            44     27,001
    KWS Saat SE                                                 352    148,602
    Lanxess AG                                               14,058  1,227,599
    Leifheit AG                                               1,169     41,317
    Leoni AG                                                  6,485    497,980
*   Manz AG                                                     900     38,629
    MasterFlex SE                                               950     10,585
*   Mediclin AG                                               5,270     39,973
*   METRO AG                                                 28,698    624,132
    MLP SE                                                   11,785     83,034
*   Nordex SE                                                10,266    135,716
    Norma Group SE                                            2,325    183,130
    OHB SE                                                    1,023     58,865
    OSRAM Licht AG                                           10,639    929,827
*   Patrizia Immobilien AG                                    9,804    245,548
*   Petro Welt Technologies AG                                2,336     20,180
    PNE Wind AG                                              16,656     64,190
    Progress-Werk Oberkirch AG                                  468     27,328
    PSI Software AG                                           2,016     47,499
    Puma SE                                                     337    142,113
*   PVA TePla AG                                                650     11,788
*   QIAGEN NV                                                24,628    823,743
    QSC AG                                                   16,042     29,919
    R Stahl AG                                                  227      8,542
    Rheinmetall AG                                            8,438  1,194,400
    RHOEN-KLINIKUM AG                                         6,662    262,332
    RIB Software SE                                           7,837    265,239
*   RWE AG                                                   29,517    591,996
    SAF-Holland SA                                            7,178    168,455
    Salzgitter AG                                             8,377    505,973
*   Schaltbau Holding AG                                        933     32,554
    Schloss Wachenheim AG                                        41      1,059
    SHW AG                                                    1,188     51,683
    Sixt Leasing SE                                           2,437     57,776
    Sixt SE                                                   2,096    216,550
    SMA Solar Technology AG                                   2,710    147,529
    Softing AG                                                1,101     13,429
    Software AG                                              12,781    693,717
    Suedzucker AG                                            14,078    268,291
*   SUESS MicroTec SE                                         3,387     67,495

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Surteco SE                                                1,610 $    55,081
    Takkt AG                                                  5,979     166,421
*   Talanx AG                                                 8,833     391,076
*   Tele Columbus AG                                         12,840     144,044
*   Tom Tailor Holding SE                                     5,465      76,825
    Traffic Systems SE                                        1,246      28,955
    Uniper SE                                                33,621   1,003,690
    VERBIO Vereinigte BioEnergie AG                           4,422      40,421
*   Vossloh AG                                                1,966     108,101
    VTG AG                                                    2,694     139,479
    Wacker Chemie AG                                          2,396     480,762
    Wacker Neuson SE                                          5,787     237,108
    Wuestenrot & Wuerttembergische AG                         4,937     147,860
    Zeal Network SE                                           1,200      37,241
                                                                    -----------
TOTAL GERMANY                                                        26,793,449
                                                                    -----------
HONG KONG -- (2.0%)
    Agritrade Resources, Ltd.                               600,000      74,544
    Allied Properties HK, Ltd.                              290,000      61,803
*   Applied Development Holdings, Ltd.                      475,000      45,539
    APT Satellite Holdings, Ltd.                             89,000      41,915
    Asia Financial Holdings, Ltd.                            32,000      19,813
    Associated International Hotels, Ltd.                    12,000      39,241
    BOC Aviation, Ltd.                                       22,500     132,123
    Bright Smart Securities & Commodities Group, Ltd.       110,000      42,057
*   Brightoil Petroleum Holdings, Ltd.                      238,000      45,637
*   Cathay Pacific Airways, Ltd.                            188,000     297,936
    Century City International Holdings, Ltd.               224,000      22,021
    Cheuk Nang Holdings, Ltd.                                33,451      20,742
    Chevalier International Holdings, Ltd.                   20,000      32,969
*   China Best Group Holding, Ltd.                        1,380,000      17,015
*   China Energy Development Holdings, Ltd.                 690,000       8,691
    China Flavors & Fragrances Co., Ltd.                     52,000      11,960
    Chong Hing Bank, Ltd.                                    34,000      73,676
    Chow Sang Sang Holdings International, Ltd.              50,000     120,889
    CHTC Fong's Industries Co., Ltd.                         44,000      11,908
    Chuang's Consortium International, Ltd.                 180,000      44,445
    CITIC Telecom International Holdings, Ltd.              307,000      92,402
    CK Life Sciences Intl Holdings, Inc.                    618,000      48,553
*   CMMB Vision Holdings, Ltd.                              320,000      12,679
    CNQC International Holdings, Ltd.                       115,000      43,331
    CNT Group, Ltd.                                         150,000       9,352
    Cowell e Holdings, Inc.                                  76,000      22,968
*   Crocodile Garments                                       69,000       8,119
    CSI Properties, Ltd.                                  1,310,000      81,664
    CW Group Holdings, Ltd.                                 183,500      32,797
    Dah Sing Banking Group, Ltd.                             80,000     188,979
    Dah Sing Financial Holdings, Ltd.                        35,200     237,327
    Eagle Nice International Holdings, Ltd.                  44,000      20,459
    Emperor International Holdings, Ltd.                    270,000      95,165
*   Esprit Holdings, Ltd.                                   366,100     147,310
*   eSun Holdings, Ltd.                                     268,000      45,447

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
HONG KONG -- (Continued)
    Far East Consortium International, Ltd.                   251,795 $145,540
    First Pacific Co., Ltd.                                   464,000  330,937
*   First Shanghai Investments, Ltd.                          184,000   24,857
    Fountain SET Holdings, Ltd.                               142,000   19,965
*   GCL New Energy Holdings, Ltd.                           1,406,000  102,187
    Get Nice Financial Group, Ltd.                            169,050   43,977
    Get Nice Holdings, Ltd.                                 1,462,000   54,098
*   Global Brands Group Holding, Ltd.                       1,168,000  101,298
    Goodbaby International Holdings, Ltd.                     231,000  142,332
*   Greenheart Group, Ltd.                                     38,000    4,645
    Guoco Group, Ltd.                                           6,000   85,242
    Haitong International Securities Group, Ltd.              419,410  296,689
    Hang Lung Group, Ltd.                                     138,000  523,808
    Hanison Construction Holdings, Ltd.                       105,877   20,938
    Harbour Centre Development, Ltd.                           17,000   32,776
    HKR International, Ltd.                                   142,400   93,713
    Hon Kwok Land Investment Co., Ltd.                         54,000   34,528
    Hong Kong Aircraft Engineering Co., Ltd.                    6,800   42,081
    Hong Kong International Construction Investment
      Management Group Co., Ltd.                               64,000   18,269
    Hongkong & Shanghai Hotels, Ltd. (The)                     93,000  142,966
    Hopewell Holdings, Ltd.                                   118,000  477,784
*   Hsin Chong Group Holdings, Ltd.                           532,000    4,461
    Hung Hing Printing Group, Ltd.                             48,000   10,422
    Hutchison Telecommunications Hong Kong Holdings, Ltd.     318,000  129,122
    International Housewares Retail Co., Ltd.                  64,000   12,175
    IPE Group, Ltd.                                            75,000   16,113
    IT, Ltd.                                                   68,000   31,464
    ITC Properties Group, Ltd.                                 76,000   26,584
    Johnson Electric Holdings, Ltd.                            69,000  281,556
    Kader Holdings Co., Ltd.                                  136,000   24,164
    Karrie International Holdings, Ltd.                       122,000   19,946
    Kerry Logistics Network, Ltd.                             109,000  156,825
    Kerry Properties, Ltd.                                     99,000  473,455
    Kingmaker Footwear Holdings, Ltd.                          74,000   20,027
    Kowloon Development Co., Ltd.                              77,000   82,372
    Lai Sun Development Co., Ltd.                              49,500   88,547
    Lai Sun Garment International, Ltd.                        60,200  107,229
    Landsea Green Properties Co., Ltd.                        264,000   34,361
    Li & Fung, Ltd.                                           734,000  373,921
    Liu Chong Hing Investment, Ltd.                            32,000   54,840
    Luk Fook Holdings International, Ltd.                      50,000  178,528
    Luks Group Vietnam Holdings Co., Ltd.                      30,000    9,560
    Lung Kee Bermuda Holdings                                  32,000   15,436
*   Man Sang International, Ltd.                              150,000   10,322
*   Master Glory Group, Ltd.                                2,400,000   32,210
    Melco International Development, Ltd.                     104,000  311,357
*   Midland Holdings, Ltd.                                     80,000   25,504
    Ming Fai International Holdings, Ltd.                     106,000   16,543
    Miramar Hotel & Investment                                 48,000  102,548
    Modern Dental Group, Ltd.                                  69,000   23,003
*   Mongolian Mining Corp.                                  1,070,000   35,061
    NagaCorp, Ltd.                                            226,000  184,550

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
*   New Sports Group, Ltd.                                  132,500 $    12,493
*   New Times Energy Corp., Ltd.                            618,000      16,170
*   Newocean Energy Holdings, Ltd.                          200,000      50,450
    Orient Overseas International, Ltd.                      36,500     342,968
*   Pacific Andes International Holdings, Ltd.              668,000       2,340
*   Pacific Basin Shipping, Ltd.                            925,000     214,280
    Paliburg Holdings, Ltd.                                  86,000      37,819
    Playmates Holdings, Ltd.                                240,000      33,673
    Playmates Toys, Ltd.                                    184,000      29,604
    Polytec Asset Holdings, Ltd.                            325,000      25,871
    Public Financial Holdings, Ltd.                          76,000      33,666
*   PYI Corp., Ltd.                                       1,338,000      30,022
    Regal Hotels International Holdings, Ltd.                68,000      48,660
    Shenwan Hongyuan HK, Ltd.                                65,000      23,617
    Singamas Container Holdings, Ltd.                       282,000      56,861
    Sitoy Group Holdings, Ltd.                               81,000      16,146
    SJM Holdings, Ltd.                                      246,000     245,310
    Soundwill Holdings, Ltd.                                 23,500      46,763
*   South China Financial Holdings, Ltd.                  1,700,000      10,191
*   South China Holdings Co., Ltd.                          190,000       7,294
    Stella International Holdings, Ltd.                      87,500     126,748
*   Summit Ascent Holdings, Ltd.                            158,000      17,778
    Sun Hung Kai & Co., Ltd.                                143,000      93,170
    Tao Heung Holdings, Ltd.                                133,000      25,172
    Television Broadcasts, Ltd.                              65,100     232,274
    Texwinca Holdings, Ltd.                                 162,000      88,618
    Town Health International Medical Group, Ltd.           764,000      67,389
    Transport International Holdings, Ltd.                   41,600     129,714
*   Trinity, Ltd.                                           118,000      11,553
*   TSC Group Holdings, Ltd.                                 50,000       6,459
    Tsui Wah Holdings, Ltd.                                  58,000       8,660
    United Laboratories International Holdings, Ltd.
*     (The)                                                 138,000     120,601
*   Universe International Financial Holdings, Ltd.         135,000      10,896
    Vantage International Holdings, Ltd.                     96,000      12,188
    Vedan International Holdings, Ltd.                       80,000       8,371
*   Victory City International Holdings, Ltd.             1,222,000      28,580
    VSTECS Holdings, Ltd.                                   144,000      76,553
    Wai Kee Holdings, Ltd.                                   48,000      26,869
    Win Hanverky Holdings, Ltd.                              70,000       9,399
    Wing On Co. International, Ltd.                          20,000      74,571
    Wing Tai Properties, Ltd.                                72,000      54,212
    Wong's Kong King International                           80,000      12,679
    Yue Yuen Industrial Holdings, Ltd.                       53,000     239,521
                                                                    -----------
TOTAL HONG KONG                                                      10,648,485
                                                                    -----------
INDIA -- (4.1%)
*   5Paisa Capital, Ltd.                                        992       4,537
    Aarti Drugs, Ltd.                                         1,321      13,032
*   Aban Offshore, Ltd.                                       4,866      16,110
    Adani Enterprises, Ltd.                                  47,929     159,644
*   Adani Power, Ltd.                                       177,907     101,909
*   Adani Transmissions, Ltd.                                 8,692      28,402

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
INDIA -- (Continued)
*   Aditya Birla Capital, Ltd.                                 34,853 $ 93,332
*   Aditya Birla Fashion and Retail, Ltd.                      18,150   46,697
    Alembic, Ltd.                                              16,459   16,821
*   Allahabad Bank                                             31,594   33,048
    Allcargo Logistics, Ltd.                                   10,423   31,544
    Anant Raj, Ltd.                                            24,606   25,573
*   Andhra Bank                                                40,312   33,199
    Apar Industries, Ltd.                                       1,626   18,758
    Apollo Hospitals Enterprise, Ltd.                           2,317   42,264
    Apollo Tyres, Ltd.                                         49,322  197,274
    Arvind, Ltd.                                               21,874  141,386
    Ashiana Housing, Ltd.                                       3,606   11,299
    Ashoka Buildcon, Ltd.                                       7,615   27,276
    Atul, Ltd.                                                  1,191   50,921
*   Bajaj Hindusthan Sugar, Ltd.                               77,437   17,238
    Bajaj Holdings & Investment, Ltd.                           3,285  144,878
    Balaji Telefilms, Ltd.                                      4,057    9,578
*   Ballarpur Industries, Ltd.                                 51,974   12,839
    Balmer Lawrie & Co., Ltd.                                   5,628   21,154
    Balrampur Chini Mills, Ltd.                                21,237   40,681
    Banco Products India, Ltd.                                  5,278   19,181
*   Bank of India                                               4,117   10,121
    Bannari Amman Sugars, Ltd.                                    400   11,539
    BEML, Ltd.                                                  1,599   36,371
    Bharat Heavy Electricals, Ltd.                             17,382   27,231
    Biocon, Ltd.                                               17,451  168,433
    Birla Corp., Ltd.                                           4,098   73,930
    Bliss Gvs Pharma, Ltd.                                      9,745   31,301
    Bombay Dyeing & Manufacturing Co., Ltd.                     7,230   26,020
*   Bombay Rayon Fashions, Ltd.                                16,206   18,072
    Brigade Enterprises, Ltd.                                   7,735   34,549
    Canara Bank                                                 3,532   18,850
    Capital First, Ltd.                                         3,872   44,767
    Carborundum Universal, Ltd.                                 5,653   33,021
    Ceat, Ltd.                                                  3,634  103,759
*   CG Power and Industrial Solutions, Ltd.                    72,035  102,552
    Chambal Fertilizers and Chemicals, Ltd.                    29,997   76,070
    Chennai Super Kings Cricket, Ltd.                          33,314      221
    Cholamandalam Investment and Finance Co., Ltd.              4,941  100,216
    City Union Bank, Ltd.                                      32,208   80,805
    Clariant Chemicals India, Ltd.                              1,294   13,018
*   Coffee Day Enterprises, Ltd.                                6,695   33,418
    Coromandel International, Ltd.                             11,341   99,766
*   Corp. Bank                                                 22,755   13,836
    Cox & Kings, Ltd.                                          17,636   68,956
    Cyient, Ltd.                                               10,755  107,557
    Dalmia Bharat, Ltd.                                         3,039  140,549
    DB Corp., Ltd.                                              1,997   10,199
    DCB Bank, Ltd.                                             27,983   76,287
    DCM Shriram, Ltd.                                           8,218   73,967
    Deepak Fertilisers & Petrochemicals Corp., Ltd.             4,967   30,997
    Deepak Nitrite, Ltd.                                        5,821   25,401
    Delta Corp., Ltd.                                           2,748   14,863

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
*   Dena Bank                                                   26,714 $ 10,535
    Dewan Housing Finance Corp., Ltd.                           28,036  255,998
    Dhampur Sugar Mills, Ltd.                                    6,373   19,075
*   Diligent Media Corp., Ltd.                                   8,540    1,188
*   Dishman Carbogen Amcis, Ltd.                                 9,244   54,168
    Divi's Laboratories, Ltd.                                    1,049   17,200
    DLF, Ltd.                                                   62,051  243,499
*   Dredging Corp. Of India, Ltd.                                1,984   23,732
    eClerx Services, Ltd.                                        1,897   44,885
    EID Parry India, Ltd.                                       10,423   54,328
    EIH, Ltd.                                                   22,745   68,347
    Engineers India, Ltd.                                       27,526   76,852
*   Eros International Media, Ltd.                               5,517   17,419
    Essel Propack, Ltd.                                          6,079   27,093
    Exide Industries, Ltd.                                      32,046  111,113
    FDC, Ltd.                                                    6,963   25,239
    Federal Bank, Ltd.                                         152,911  241,706
    Finolex Cables, Ltd.                                         9,303  108,453
    Finolex Industries, Ltd.                                     4,211   42,677
*   Firstsource Solutions, Ltd.                                 49,505   31,773
*   Fortis Healthcare, Ltd.                                     42,631   91,410
    Future Enterprises, Ltd.                                    26,832   18,012
    Future Lifestyle Fashions, Ltd.                              3,190   18,797
*   Future Retail, Ltd.                                          5,712   50,027
    GAIL India, Ltd.                                            48,947  368,236
    Gateway Distriparks, Ltd.                                   12,340   44,634
    Gati, Ltd.                                                   9,843   20,138
*   Gayatri Highways, Ltd.                                      10,332    1,186
*   Gayatri Projects, Ltd.                                      10,332   33,716
    Genus Power Infrastructures, Ltd.                            8,591   10,682
    GHCL, Ltd.                                                   6,025   29,306
    GIC Housing Finance, Ltd.                                    2,271   15,038
    Glenmark Pharmaceuticals, Ltd.                              13,594  129,386
*   Godawari Power and Ispat, Ltd.                               2,820   23,450
    Godfrey Phillips India, Ltd.                                 1,260   18,206
    Granules India, Ltd.                                         5,507   11,411
    Graphite India, Ltd.                                         7,014   83,535
    Grasim Industries, Ltd.                                     24,896  453,588
    Great Eastern Shipping Co., Ltd. (The)                       9,800   61,419
    Greaves Cotton, Ltd.                                         6,939   15,050
    Gujarat Alkalies & Chemicals, Ltd.                           3,823   45,006
    Gujarat Ambuja Exports, Ltd.                                 5,661   21,601
    Gujarat Fluorochemicals, Ltd.                                5,043   66,408
    Gujarat Mineral Development Corp., Ltd.                     15,723   36,369
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.         8,616   65,265
    Gujarat Pipavav Port, Ltd.                                  31,284   70,730
    Gujarat State Petronet, Ltd.                                23,516   74,891
*   Hathway Cable & Datacom, Ltd.                               53,718   33,786
    HBL Power Systems, Ltd.                                     10,867   10,496
    HCL Technologies, Ltd.                                         946   14,624
*   HEG, Ltd.                                                    5,390  229,490
    HeidelbergCement India, Ltd.                                 9,822   24,165
    Hexaware Technologies, Ltd.                                 15,362   91,693

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Hikal, Ltd.                                                  6,003 $ 20,655
*   Himachal Futuristic Communications, Ltd.                   103,165   47,164
    Himadri Speciality Chemical, Ltd.                           28,900   80,044
    Himatsingka Seide, Ltd.                                      3,227   17,706
    Hindalco Industries, Ltd.                                  183,525  737,041
    Hinduja Global Solutions, Ltd.                               1,469   21,286
    Hinduja Ventures, Ltd.                                         844    9,544
    Hindustan Media Ventures, Ltd.                               2,725   10,786
    Honda SIEL Power Products, Ltd.                                505   11,173
*   Housing Development & Infrastructure, Ltd.                  42,843   38,620
    HSIL, Ltd.                                                   5,251   35,784
    HT Media, Ltd.                                              15,936   24,648
*   IDBI Bank, Ltd.                                            104,240   98,810
*   Idea Cellular, Ltd.                                        206,558  300,036
    IDFC Bank, Ltd.                                            188,028  167,330
    IDFC, Ltd.                                                 148,156  130,527
*   IFCI, Ltd.                                                 127,562   56,870
    IIFL Holdings, Ltd.                                         24,794  284,310
*   IL&FS Transportation Networks, Ltd.                         16,134   19,612
    India Cements, Ltd. (The)                                   33,314   87,420
    India Glycols, Ltd.                                          3,170   25,960
    Indiabulls Housing Finance, Ltd.                            41,324  899,331
*   Indiabulls Real Estate, Ltd.                                27,592   92,634
    Indian Bank                                                 16,311   92,606
    Indian Hotels Co., Ltd. (The)                               28,076   60,923
    Indian Metals & Ferro Alloys, Ltd.                             966    9,952
*   Indian Overseas Bank                                        79,497   28,247
    Indoco Remedies, Ltd.                                        2,710   11,604
    INEOS Styrolution India, Ltd.                                  640    9,766
    Ingersoll-Rand India, Ltd.                                     672    8,228
*   Inox Leisure, Ltd.                                           2,965   12,891
*   Inox Wind, Ltd.                                              3,346    6,777
    Insecticides India, Ltd.                                       528    6,923
*   International Paper APPM, Ltd.                               1,693    9,312
    Ipca Laboratories, Ltd.                                      7,005   63,161
    J Kumar Infraprojects, Ltd.                                  5,013   26,205
    Jagran Prakashan, Ltd.                                      13,729   37,286
    Jain Irrigation Systems, Ltd.                               58,090  127,497
*   Jaiprakash Associates, Ltd.                                251,146   79,591
*   Jammu & Kashmir Bank, Ltd. (The)                            39,640   46,409
*   Jaypee Infratech, Ltd.                                      86,176   20,255
    JB Chemicals & Pharmaceuticals, Ltd.                         3,541   17,151
    JBF Industries, Ltd.                                         3,357    9,487
    Jindal Poly Films, Ltd.                                      1,754    9,623
    Jindal Saw, Ltd.                                            28,520   66,255
*   Jindal Stainless, Ltd.                                      18,906   33,164
*   Jindal Steel & Power, Ltd.                                  62,559  260,409
*   JITF Infralogistics, Ltd.                                        1       --
    JK Cement, Ltd.                                              2,985   52,801
    JK Lakshmi Cement, Ltd.                                      2,854   18,453
    JK Paper, Ltd.                                               7,255   16,142
    JK Tyre & Industries, Ltd.                                   7,877   21,640
    JM Financial, Ltd.                                          37,220   94,486

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
INDIA -- (Continued)
    JMC Projects India, Ltd.                                    1,145 $  9,824
    JSW Energy, Ltd.                                           76,523  104,609
    JSW Steel, Ltd.                                            32,955  151,519
    Jubilant Life Sciences, Ltd.                               11,048  158,350
*   Just Dial, Ltd.                                             5,155   41,779
    Kalpataru Power Transmission, Ltd.                          5,875   41,449
    Kalyani Steels, Ltd.                                        4,674   25,477
    Karnataka Bank, Ltd. (The)                                 30,949   71,632
    Karur Vysya Bank, Ltd. (The)                               54,513   95,051
    Kaveri Seed Co., Ltd.                                       5,380   43,689
    KCP, Ltd.                                                   5,424   12,420
    KEC International, Ltd.                                     6,560   36,170
*   Kiri Industries, Ltd.                                       1,161   10,307
    Kirloskar Brothers, Ltd.                                    3,469   18,854
    Kirloskar Oil Engines, Ltd.                                 3,440   20,482
    KNR Constructions, Ltd.                                     6,091   29,354
    Kolte-Patil Developers, Ltd.                                3,052   17,546
    KPIT Technologies, Ltd.                                    27,966   92,928
    KPR Mill, Ltd.                                              2,394   27,623
    KSB Pumps, Ltd.                                             1,337   18,894
    Kwality, Ltd.                                               5,565    8,780
    L&T Finance Holdings, Ltd.                                 61,204  165,435
    Lakshmi Machine Works, Ltd.                                   394   37,213
    Lakshmi Vilas Bank, Ltd. (The)                              9,041   18,153
    Larsen & Toubro Infotech, Ltd.                              4,310   86,444
    Laurus Labs, Ltd.                                           3,468   28,193
    LEEL Electricals, Ltd.                                      3,824   16,488
    LG Balakrishnan & Bros, Ltd.                                  719   11,261
    LIC Housing Finance, Ltd.                                  26,547  222,897
    Linde India, Ltd.                                           3,348   28,088
    LT Foods, Ltd.                                             18,567   26,291
*   Mahindra CIE Automotive, Ltd.                              13,480   46,749
    Mahindra Lifespace Developers, Ltd.                         2,136   16,717
    Man Infraconstruction, Ltd.                                12,988   13,202
    Manappuram Finance, Ltd.                                   78,811  137,434
    Mangalam Cement, Ltd.                                       1,581   10,305
    Marksans Pharma, Ltd.                                      41,168   26,064
    McLeod Russel India, Ltd.                                   8,584   22,998
    Meghmani Organics, Ltd.                                    14,717   24,048
    Merck, Ltd.                                                 1,383   31,728
    MindTree, Ltd.                                             15,885  191,758
    Mirza International, Ltd.                                   8,381   17,621
    Monte Carlo Fashions, Ltd.                                  1,076    9,862
    Mphasis, Ltd.                                              14,168  200,419
    MRF, Ltd.                                                     148  158,385
    Multi Commodity Exchange of India, Ltd.                     1,646   19,982
    Munjal Showa, Ltd.                                          2,173    9,252
    Muthoot Finance, Ltd.                                      12,252   79,534
*   Nagarjuna Fertilizers & Chemicals, Ltd.                    32,993   12,077
    National Aluminium Co., Ltd.                               73,439   86,854
    Nava Bharat Ventures, Ltd.                                 15,394   37,988
    Navin Fluorine International, Ltd.                          1,665   20,802
*   Navkar Corp., Ltd.                                          5,162   14,513

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    NCC, Ltd.                                                   75,505 $144,941
    NESCO, Ltd.                                                  2,733   25,890
    NIIT Technologies, Ltd.                                      5,996   80,640
*   NIIT, Ltd.                                                   5,767    9,223
    Nilkamal, Ltd.                                               1,710   48,489
    NOCIL, Ltd.                                                  4,448   14,517
    Oberoi Realty, Ltd.                                         15,798  130,841
    OCL India, Ltd.                                              1,709   36,959
    Omaxe, Ltd.                                                 12,406   44,567
    Orient Cement, Ltd.                                          7,237   17,241
    Orient Electric, Ltd.                                        7,666   13,264
    Orient Paper & Industries, Ltd.                              7,666    5,696
*   Oriental Bank of Commerce                                   12,870   23,384
    Oriental Carbon & Chemicals, Ltd.                              490    9,283
    Parag Milk Foods, Ltd.                                       3,418   15,067
*   Patel Engineering, Ltd.                                      6,217    7,294
    PC Jeweller, Ltd.                                           13,152  100,578
    Persistent Systems, Ltd.                                     6,923   84,716
    Petronet LNG, Ltd.                                          41,535  165,817
    Pfizer, Ltd.                                                 1,819   66,458
    Phillips Carbon Black, Ltd.                                  1,646   31,085
    Piramal Enterprises, Ltd.                                    4,262  183,299
*   Polaris Consulting & Services, Ltd.                          5,149   33,056
    Polyplex Corp., Ltd.                                         1,537   12,248
    Power Finance Corp., Ltd.                                  100,884  185,370
    Prabhat Dairy, Ltd.                                          5,195   17,441
    Praj Industries, Ltd.                                       14,719   24,625
*   Prakash Industries, Ltd.                                    12,015   39,967
*   Praxis Home Retail, Ltd.                                       286    1,280
    Precision Camshafts, Ltd.                                    4,791    8,943
    Prestige Estates Projects, Ltd.                             20,780  104,501
    PTC India Financial Services, Ltd.                          38,975   21,382
    PTC India, Ltd.                                             42,176   70,230
*   Punjab & Sind Bank                                          13,226    9,317
*   Punjab National Bank                                        24,318   65,153
    Puravankara, Ltd.                                            4,764   11,189
    Quick Heal Technologies, Ltd.                                3,225   16,979
    Radico Khaitan, Ltd.                                         8,334   46,865
    Rain Industries, Ltd.                                       25,025  149,450
    Rajesh Exports, Ltd.                                        11,983  154,675
    Rallis India, Ltd.                                           5,965   23,447
    Ramco Cements, Ltd. (The)                                    2,912   34,869
    Ramkrishna Forgings, Ltd.                                    1,507   18,991
    Rashtriya Chemicals & Fertilizers, Ltd.                     23,699   36,662
    Ratnamani Metals & Tubes, Ltd.                               2,005   32,172
*   RattanIndia Power, Ltd.                                     91,896   10,428
    Raymond, Ltd.                                                5,379   88,352
    Redington India, Ltd.                                       49,275  136,512
*   Reliance Communications, Ltd.                              186,126   86,088
*   Reliance Naval and Engineering, Ltd.                        13,097    9,445
*   Reliance Power, Ltd.                                       104,301   74,670
    Repco Home Finance, Ltd.                                     4,981   48,740
    Rico Auto Industries, Ltd.                                   6,872    9,274

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
*   Rolta India, Ltd.                                            8,907 $  9,457
    Rural Electrification Corp., Ltd.                          104,056  254,461
    Sadbhav Engineering, Ltd.                                   12,908   83,362
    Sagar Cements, Ltd.                                            789   12,256
*   Sanghi Industries, Ltd.                                      4,980    9,766
    Sasken Technologies, Ltd.                                      912    9,971
    Savita Oil Technologies, Ltd.                                  410    9,198
    Sequent Scientific, Ltd.                                    12,214   16,492
    Shanthi Gears, Ltd.                                          3,881    9,144
    Sharda Cropchem, Ltd.                                        1,441   10,031
*   Shipping Corp. of India, Ltd.                               25,286   32,169
    Shriram City Union Finance, Ltd.                             2,862   88,513
*   Shriram EPC Ltd.                                            45,708   21,226
    Shriram Transport Finance Co., Ltd.                          8,427  181,853
*   Sical Logistics, Ltd.                                        2,968   10,125
    Simplex Infrastructures, Ltd.                                2,715   25,115
    Sintex Industries, Ltd.                                     57,537   20,954
*   Sintex Plastics Technology, Ltd.                            57,537   65,929
    Siyaram Silk Mills, Ltd.                                     2,860   29,231
*   Snowman Logistics, Ltd.                                     15,581   13,758
    Sobha, Ltd.                                                  7,864   70,228
    Sonata Software, Ltd.                                        5,128   24,255
    South Indian Bank, Ltd. (The)                              169,785   80,544
    SREI Infrastructure Finance, Ltd.                           37,294   55,909
    SRF, Ltd.                                                    2,383   66,637
    Srikalahasthi Pipes, Ltd.                                    3,636   21,363
    State Bank of India                                         12,640   62,356
    Strides Shasun, Ltd.                                         6,329   75,715
    Sunteck Realty, Ltd.                                         5,883   39,131
    Surya Roshni, Ltd.                                           1,995   12,524
    Sutlej Textiles and Industries, Ltd.                         5,920    9,184
    Suven Life Sciences, Ltd.                                    5,357   18,051
*   Syndicate Bank                                              42,759   48,773
    TAKE Solutions, Ltd.                                         5,322   14,134
    Tamil Nadu Newsprint & Papers, Ltd.                          3,357   21,994
    Tata Chemicals, Ltd.                                        10,935  124,003
    Tata Global Beverages, Ltd.                                 66,514  303,752
    Tata Steel, Ltd.                                            49,276  546,779
    Tech Mahindra, Ltd.                                         24,288  233,443
*   Techno Electric & Engineering Co., Ltd.                      5,362   31,511
    Texmaco Rail & Engineering, Ltd.                             9,788   15,834
    Thermax, Ltd.                                                2,524   48,907
    Thomas Cook India, Ltd.                                      7,399   27,215
    TI Financial Holdings, Ltd.                                 10,281  111,538
    Tide Water Oil Co India, Ltd.                                  111   11,904
    Time Technoplast, Ltd.                                      16,826   47,872
    Tinplate Co. of India, Ltd. (The)                            5,689   22,665
    Titagarh Wagons, Ltd.                                       11,040   27,007
    Transport Corp. of India, Ltd.                               3,428   15,067
    Trident, Ltd.                                               16,613   20,508
    Triveni Engineering & Industries, Ltd.                       9,311    9,362
    Tube Investments of India, Ltd.                             10,281   43,118
    TV Today Network, Ltd.                                       2,611   18,474

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   UCO Bank                                                 43,518 $    21,511
    Uflex, Ltd.                                               4,170      27,622
    UFO Moviez India, Ltd.                                    1,312       9,411
    Unichem Laboratories, Ltd.                                6,091      34,286
*   Union Bank of India                                      27,772      59,341
*   Unitech, Ltd.                                           397,021      52,585
*   United Bank of India                                     29,567       7,664
    VA Tech Wabag, Ltd.                                       4,125      39,820
    Vardhman Textiles, Ltd.                                   2,918      59,659
    Vedanta, Ltd.                                           158,687     847,589
    Vesuvius India, Ltd.                                        656      14,621
    Vijaya Bank                                              51,437      51,632
    Vindhya Telelinks, Ltd.                                     513       8,912
    VST Tillers Tractors, Ltd.                                  380      14,059
    Welspun Corp., Ltd.                                      15,728      38,960
    Welspun India, Ltd.                                      22,321      24,195
    West Coast Paper Mills, Ltd.                              3,403      14,104
*   Wockhardt, Ltd.                                           5,585      70,240
    Wonderla Holidays, Ltd.                                   1,852      10,897
*   Zee Media Corp., Ltd.                                    34,161      23,382
    Zensar Technologies, Ltd.                                 2,085      31,102
                                                                    -----------
TOTAL INDIA                                                          21,658,205
                                                                    -----------
INDONESIA -- (0.7%)
    Adaro Energy Tbk PT                                   2,420,100     442,736
    Adhi Karya Persero Tbk PT                               264,400      43,956
    Agung Podomoro Land Tbk PT                              466,200       8,228
    Alam Sutera Realty Tbk PT                             1,729,800      50,807
*   Aneka Tambang Persero Tbk PT                          1,917,480     130,919
    Astra Agro Lestari Tbk PT                                75,100      72,894
*   Bank Artha Graha Internasional Tbk PT                 2,457,100      16,143
    Bank Bukopin Tbk                                        371,100      17,733
    Bank Danamon Indonesia Tbk PT                           124,800      66,601
    Bank Maybank Indonesia Tbk PT                         1,173,000      26,246
*   Bank Pan Indonesia Tbk PT                               521,700      57,241
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT    200,500      34,585
    Bank Pembangunan Daerah Jawa Timur Tbk PT               382,300      22,259
*   Bank Permata Tbk PT                                     726,176      35,800
    Bank Tabungan Negara Persero Tbk PT                     337,700      92,283
    Bank Tabungan Pensiunan Nasional Tbk PT                  76,400      20,295
    Bekasi Fajar Industrial Estate Tbk PT                   835,100      18,736
    Bukit Asam Persero Tbk PT                               327,500      83,155
    Ciputra Development Tbk PT                            1,560,286     158,439
*   Eagle High Plantations Tbk PT                         2,331,500      39,368
    Elnusa Tbk PT                                           671,700      21,345
    Erajaya Swasembada Tbk PT                               186,400      11,676
    Gajah Tunggal Tbk PT                                    335,500      21,323
*   Garuda Indonesia Persero Tbk PT                       1,423,000      33,374
    Global Mediacom Tbk PT                                1,106,900      62,029
*   Holcim Indonesia Tbk PT                                 208,000      13,982
    Indah Kiat Pulp & Paper Corp. Tbk PT                    414,200     290,019
*   Indika Energy Tbk PT                                    376,500     125,574

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
INDONESIA -- (Continued)
    Indo Tambangraya Megah Tbk PT                            50,300 $  113,734
    Intiland Development Tbk PT                             944,900     25,280
    Japfa Comfeed Indonesia Tbk PT                          631,100     68,846
    KMI Wire & Cable Tbk PT                                 369,600     13,945
*   Krakatau Steel Persero Tbk PT                           704,932     27,092
*   Lippo Cikarang Tbk PT                                    85,400     22,209
    Lippo Karawaci Tbk PT                                 2,647,800    108,796
    Malindo Feedmill Tbk PT                                  85,300      4,525
*   Medco Energi Internasional Tbk PT                     1,321,067    122,317
    Media Nusantara Citra Tbk PT                            536,700     61,057
    Mitra Pinasthika Mustika Tbk PT                         159,500      9,776
*   MNC Investama Tbk PT                                  3,256,000     29,439
*   MNC Land Tbk PT                                          98,400     10,044
    Modernland Realty Tbk PT                              1,269,000     30,355
    Multipolar Tbk PT                                     1,214,900     15,520
*   Nirvana Development Tbk PT                              652,600      4,358
*   Nusantara Infrastructure Tbk PT                       1,500,000     25,267
    Pabrik Kertas Tjiwi Kimia Tbk PT                        184,400     64,954
    Pan Brothers Tbk PT                                     677,300     24,874
*   Panin Financial Tbk PT                                2,118,700     47,431
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   459,700     44,977
    PP Persero Tbk PT                                       370,500     86,569
    Ramayana Lestari Sentosa Tbk PT                         303,000     26,465
    Salim Ivomas Pratama Tbk PT                             511,500     19,863
    Semen Indonesia Persero Tbk PT                           38,000     31,575
*   Sentul City Tbk PT                                    3,313,700     36,347
    Sri Rejeki Isman Tbk PT                               1,787,400     51,045
    Summarecon Agung Tbk PT                                 554,300     46,407
    Surya Semesta Internusa Tbk PT                          835,700     36,522
    Tempo Scan Pacific Tbk PT                               117,300     14,504
*   Tiga Pilar Sejahtera Food Tbk                           413,000     16,791
    Timah Tbk PT                                            355,200     27,792
    Tiphone Mobile Indonesia Tbk PT                         247,700     17,123
    Tunas Baru Lampung Tbk PT                               239,000     22,040
*   Vale Indonesia Tbk PT                                   320,400     89,361
*   Visi Media Asia Tbk PT                                  950,100     21,728
    Waskita Beton Precast Tbk PT                          1,172,400     41,459
    Wijaya Karya Beton Tbk PT                               450,300     20,178
    Wijaya Karya Persero Tbk PT                             351,000     54,471
*   XL Axiata Tbk PT                                        480,400    107,231
                                                                    ----------
TOTAL INDONESIA                                                      3,660,013
                                                                    ----------
IRELAND -- (0.6%)
*   Bank of Ireland Group P.L.C.                            259,138  2,530,358
*   FBD Holdings P.L.C.                                       8,069    107,565
    IFG Group P.L.C.                                          4,906     12,604
*   Independent News & Media P.L.C.                          94,943     12,910
    Paddy Power Betfair P.L.C.                                5,477    635,609

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
IRELAND -- (Continued)
*   Permanent TSB Group Holdings P.L.C.                       8,294 $   22,150
                                                                    ----------
TOTAL IRELAND                                                        3,321,196
                                                                    ----------
ISRAEL -- (0.5%)
    Africa Israel Residences, Ltd.                              561     12,036
    Albaad Massuot Yitzhak, Ltd.                              1,030     15,806
*   Allot Communications, Ltd.                                5,253     26,766
*   Arko Holdings, Ltd.                                      45,146     25,907
    Ashtrom Group, Ltd.                                       2,415     10,600
    Ashtrom Properties, Ltd.                                  6,315     36,124
*   Azorim-Investment Development & Construction Co., Ltd.   33,567     41,614
    Carasso Motors, Ltd.                                      3,347     27,990
*   Clal Insurance Enterprises Holdings, Ltd.                 4,144     80,569
    Delek Group, Ltd.                                           508     89,306
    Delta-Galil Industries, Ltd.                              1,823     64,492
    Dexia Israel Bank Ltd.                                       51     11,017
    Dor Alon Energy in Israel 1988, Ltd.                        748     10,738
    El Al Israel Airlines                                    55,400     22,832
    Electra Consumer Products 1970, Ltd.                      1,367     23,651
*   Energix-Renewable Energies, Ltd.                         15,730     15,448
*   Equital, Ltd.                                             1,258     35,792
    First International Bank Of Israel, Ltd.                 12,464    281,202
    Formula Systems 1985, Ltd.                                2,029     87,794
    Fox Wizel, Ltd.                                           2,151     44,035
*   Hadera Paper, Ltd.                                          663     46,887
    Harel Insurance Investments & Financial Services, Ltd.   24,709    204,097
*   Israel Discount Bank, Ltd. Class A                      100,511    300,665
    Israel Land Development Co., Ltd. (The)                   1,241     14,188
*   Jerusalem Oil Exploration                                 1,699    105,318
*   Kenon Holdings, Ltd.                                      3,299     98,558
    Maabarot Products, Ltd.                                     671      8,611
    Malam--Team, Ltd.                                           105     12,399
    Mediterranean Towers, Ltd.                                5,958     13,650
    Meitav Dash Investments, Ltd.                             4,790     17,919
    Menora Mivtachim Holdings, Ltd.                           5,669     82,303
    Migdal Insurance & Financial Holding, Ltd.               90,712    108,857
    Naphtha Israel Petroleum Corp., Ltd.                      6,059     40,818
    Neto ME Holdings, Ltd.                                      264     24,206
*   Nova Measuring Instruments, Ltd.                            786     21,379
    Oil Refineries, Ltd.                                    299,694    141,943
    Paz Oil Co., Ltd.                                         1,156    199,132
*   Phoenix Holdings, Ltd. (The)                             16,451    103,209
    Plasson Industries, Ltd.                                    634     35,721
    Scope Metals Group, Ltd.                                  1,007     31,014
    Shikun & Binui, Ltd.                                     38,420     93,868
    Summit Real Estate Holdings, Ltd.                         3,504     32,890
*   Union Bank of Israel                                      3,930     22,226
                                                                    ----------
TOTAL ISRAEL                                                         2,723,577
                                                                    ----------
ITALY -- (2.7%)
    A2A SpA                                                 280,202    538,487
    ACEA SpA                                                 10,418    201,108

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
*   Aeffe SpA                                                 10,963 $   31,461
    Anima Holding SpA                                         65,020    545,525
*   Arnoldo Mondadori Editore SpA                             29,190     81,524
    Ascopiave SpA                                             12,517     55,165
    Astaldi SpA                                                6,192     21,150
    Autostrade Meridionali SpA                                   328     12,413
*   Banca Carige SpA                                          22,275        238
    Banca IFIS SpA                                             6,978    332,040
    Banca Mediolanum SpA                                      46,323    454,454
    Banca Popolare di Sondrio SCPA                            93,275    376,767
    Banca Profilo SpA                                        114,968     36,376
    Banca Sistema SpA                                         15,855     46,283
*   Banco BPM SpA                                            326,062  1,241,123
    Banco di Desio e della Brianza SpA                         6,054     17,451
    BasicNet SpA                                               2,430     11,305
    BPER Banca                                                99,170    578,789
    Buzzi Unicem SpA                                          11,828    347,284
    Cairo Communication SpA                                   16,155     74,639
    Cementir Holding SpA                                      14,519    136,291
    CIR-Compagnie Industriali Riunite SpA                     64,651     93,775
    Credito Emiliano SpA                                      17,884    172,892
*   Credito Valtellinese SpA                                   2,382     31,765
*   d'Amico International Shipping SA                         38,193     12,357
    Danieli & C Officine Meccaniche SpA                        2,233     63,806
*   Elica SpA                                                  3,641     10,862
    Emak SpA                                                  11,332     21,422
    Enav SpA                                                  14,877     77,862
    ERG SpA                                                   10,774    223,278
    Esprinet SpA                                               3,232     17,737
*   Eurotech SpA                                               6,133     10,201
*   Exprivia SpA                                              11,430     22,102
    Falck Renewables SpA                                      31,676     79,539
*   Fincantieri SpA                                           85,686    153,218
    FNM SpA                                                   40,686     37,361
*   GEDI Gruppo Editoriale SpA                                40,355     31,982
    Gefran SpA                                                 1,863     24,532
    Geox SpA                                                   9,779     33,358
    Hera SpA                                                 137,251    501,648
*   IMMSI SpA                                                 32,899     30,733
    Infrastrutture Wireless Italiane SpA                      17,938    129,637
*   Intek Group SpA                                           39,765     15,044
    Italmobiliare SpA                                          2,570     78,501
    IVS Group SA                                                 805     13,184
    La Doria SpA                                                 887     16,925
    Leonardo SpA                                              36,881    445,140
    Massimo Zanetti Beverage Group SpA                         1,313     12,440
*   Mediaset SpA                                              91,865    365,651
    Mediobanca Banca di Credito Finanziario SpA               78,387    953,332
    Mondo TV SpA                                               3,026     22,790
    Nice SpA                                                   4,797     21,419
*   Openjobmetis SpA agenzia per il lavoro                       728     12,207
    OVS SpA                                                   27,505    203,736
    Panariagroup Industrie Ceramiche SpA                       2,751     19,365

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Parmalat SpA                                             40,973 $   159,071
    Piaggio & C SpA                                          19,546      59,059
    Poste Italiane SpA                                       30,434     251,849
    Prima Industrie SpA                                         862      39,716
    Reno de Medici SpA                                       44,457      35,640
*   Retelit SpA                                              24,622      55,369
    Sabaf SpA                                                 1,702      41,707
*   Safilo Group SpA                                          4,661      27,515
*   Saipem SpA                                              132,164     620,032
    Salini Impregilo SpA                                     29,497     118,754
    Saras SpA                                                89,703     195,962
    Servizi Italia SpA                                        3,494      27,498
    Sesa SpA                                                  1,387      46,166
*   Snaitech SpA                                             11,976      23,089
    Societa Cattolica di Assicurazioni SC                    33,844     421,072
    Societa Iniziative Autostradali e Servizi SpA             9,573     180,274
    SOL SpA                                                   5,453      69,770
    Tod's SpA                                                 1,877     141,438
*   Trevi Finanziaria Industriale SpA                         9,084       5,068
    Unione di Banche Italiane SpA                           221,622   1,148,741
    Unipol Gruppo SpA                                        87,698     483,776
    UnipolSai Assicurazioni SpA                             201,239     520,296
    Vittoria Assicurazioni SpA                                5,174      83,690
*   Yoox Net-A-Porter Group SpA                               8,023     376,839
                                                                    -----------
TOTAL ITALY                                                          14,232,065
                                                                    -----------
JAPAN -- (18.1%)
    77 Bank, Ltd. (The)                                      15,400     404,186
    A&A Material Corp.                                        1,700      21,688
    A&D Co., Ltd.                                             3,400      24,939
    Achilles Corp.                                            3,300      70,199
    AD Works Co., Ltd.                                       30,600      12,631
    ADEKA Corp.                                              17,300     307,181
    Advan Co., Ltd.                                           5,600      55,560
    Advanex, Inc.                                               600      21,836
    AFC-HD AMS Life Science Co., Ltd.                         1,800      15,934
    Ahresty Corp.                                             4,400      37,297
    Aichi Bank, Ltd. (The)                                    1,700      86,925
    Aichi Corp.                                               7,400      54,445
    Aichi Steel Corp.                                         2,500     102,887
    Aichi Tokei Denki Co., Ltd.                                 600      24,514
    Aida Engineering, Ltd.                                   10,400     146,698
    Airport Facilities Co., Ltd.                              7,000      42,660
    Aisan Industry Co., Ltd.                                  8,300     100,192
    Akatsuki Corp.                                            5,800      30,903
*   Akebono Brake Industry Co., Ltd.                         10,500      30,960
    Akita Bank, Ltd. (The)                                    4,100     116,120
    Albis Co., Ltd.                                             900      30,507
    Alconix Corp.                                             4,800     110,917
    Alinco, Inc.                                              2,700      31,540
    Alpen Co., Ltd.                                           3,600      83,329
    Alpha Corp.                                               1,100      22,113

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                              ------   --------
JAPAN -- (Continued)
    Alps Logistics Co., Ltd.                                   3,700   $ 33,606
    Anabuki Kosan, Inc.                                          600     18,230
    Anritsu Corp.                                             10,200    131,342
    AOI TYO Holdings, Inc.                                     1,100     14,048
    AOKI Holdings, Inc.                                        9,200    139,520
    Aomori Bank, Ltd. (The)                                    4,400    145,423
    Aoyama Trading Co., Ltd.                                  10,200    401,678
    Arakawa Chemical Industries, Ltd.                          4,100     84,072
    Arata Corp.                                                2,200    113,961
    Arcland Sakamoto Co., Ltd.                                 5,200     89,716
    Arcs Co., Ltd.                                             7,600    176,544
    Arealink Co., Ltd.                                         1,200     26,400
    Artnature, Inc.                                            3,900     27,823
    Asahi Broadcasting Corp.                                   2,400     19,618
    Asahi Co., Ltd.                                            2,700     34,527
    Asahi Diamond Industrial Co., Ltd.                        10,400    128,473
    Asahi Kogyosha Co., Ltd.                                   1,300     40,014
    Asahi Printing Co., Ltd.                                   3,000     38,263
    Asahi Yukizai Corp.                                        3,800     70,958
    Asanuma Corp.                                             13,000     46,523
    Ashimori Industry Co., Ltd.                                  900     23,833
    Asia Pile Holdings Corp.                                   6,600     43,089
    ASKA Pharmaceutical Co., Ltd.                              3,500     67,841
    Asti Corp.                                                   800     36,002
    Asunaro Aoki Construction Co., Ltd.                        4,500     41,008
    Autobacs Seven Co., Ltd.                                  12,900    258,255
    Avex, Inc.                                                 7,300    109,045
    Awa Bank, Ltd. (The)                                      38,000    242,310
    Bando Chemical Industries, Ltd.                            7,900     93,709
    Bank of Iwate, Ltd. (The)                                  3,500    143,218
    Bank of Kochi, Ltd. (The)                                  1,000     12,611
    Bank of Nagoya, Ltd. (The)                                 3,000    115,654
    Bank of Okinawa, Ltd. (The)                                4,880    196,950
    Bank of Saga, Ltd. (The)                                   3,200     74,582
    Bank of the Ryukyus, Ltd.                                  7,000    109,262
    Bank of Toyama, Ltd. (The)                                   400     14,958
    Belluna Co., Ltd.                                          9,000    110,793
    Biofermin Pharmaceutical Co., Ltd.                           500     13,411
    Bookoff Corp.                                              2,300     17,546
    Broadband Tower, Inc.                                      5,000      9,184
    Bunka Shutter Co., Ltd.                                   11,500    106,205
    C Uyemura & Co., Ltd.                                        900     70,867
    C'BON COSMETICS Co., Ltd.                                    600     21,039
    Canon Electronics, Inc.                                    3,600     93,786
    Carlit Holdings Co., Ltd.                                  5,500     64,360
    Cawachi, Ltd.                                              3,400     82,820
    Central Glass Co., Ltd.                                    7,000    156,677
    Central Security Patrols Co., Ltd.                         1,000     24,220
    Chiba Kogyo Bank, Ltd. (The)                              11,900     58,770
    Chilled & Frozen Logistics Holdings Co., Ltd.              2,300     34,016
    Chino Corp.                                                1,700     26,344
    Chiyoda Co., Ltd.                                          3,300     81,890
    Chiyoda Integre Co., Ltd.                                  3,000     71,900

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                              ------   --------
JAPAN -- (Continued)
    Chodai Co., Ltd.                                           1,300   $ 10,647
    Chori Co., Ltd.                                            2,100     37,803
    Chubu Shiryo Co., Ltd.                                     3,900     84,067
    Chuetsu Pulp & Paper Co., Ltd.                             2,000     36,786
    Chugai Ro Co., Ltd.                                        1,100     27,350
    Chugoku Marine Paints, Ltd.                               13,400    116,855
    Chukyo Bank, Ltd. (The)                                    1,900     40,432
    Chuo Gyorui Co., Ltd.                                        500     12,969
    CI Takiron Corp.                                           9,000     64,860
    Citizen Watch Co., Ltd.                                   62,600    480,978
    Cleanup Corp.                                              4,700     37,500
    CMIC Holdings Co., Ltd.                                    1,800     34,451
    CMK Corp.                                                  9,600     94,355
    Cosel Co., Ltd.                                            3,000     50,756
    Cosmo Energy Holdings Co., Ltd.                           10,200    401,590
    Cosmos Initia Co., Ltd.                                    2,700     23,317
    CRE, Inc.                                                  1,000     15,137
    Create Medic Co., Ltd.                                     1,500     17,507
    Credit Saison Co., Ltd.                                   26,000    475,025
    Cross Plus, Inc.                                           1,000     10,379
    CTI Engineering Co., Ltd.                                  2,500     27,753
    Dai Nippon Toryo Co., Ltd.                                 4,800     76,703
    Dai-Dan Co., Ltd.                                          2,500     61,491
    Dai-ichi Seiko Co., Ltd.                                   1,900     53,608
    Daibiru Corp.                                             10,200    128,975
    Daido Kogyo Co., Ltd.                                      2,100     35,424
    Daido Metal Co., Ltd.                                      6,800     71,246
    Daido Steel Co., Ltd.                                      4,700    278,014
    Daihatsu Diesel Manufacturing Co., Ltd.                    4,600     34,251
    Daiho Corp.                                               18,000     94,350
    Daiichi Jitsugyo Co., Ltd.                                 1,900     57,904
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                     3,000     40,550
    Daiken Corp.                                               2,600     68,249
    Daiki Aluminium Industry Co., Ltd.                         6,000     49,167
    Daikoku Denki Co., Ltd.                                    2,500     40,726
    Daikyo, Inc.                                               5,500    116,588
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    2,300    113,032
    Daio Paper Corp.                                          13,600    186,073
    Daisan Bank, Ltd. (The)                                    2,900     45,711
    Daishi Bank, Ltd. (The)                                    6,300    299,049
    Daisue Construction Co., Ltd.                              1,300     13,427
    Daito Bank, Ltd. (The)                                     2,700     39,052
    Daito Pharmaceutical Co., Ltd.                             1,800     60,437
    Daitron Co., Ltd.                                          1,400     30,637
    Daiwabo Holdings Co., Ltd.                                 3,200    142,652
    Daiyu Lic Holdings Co., Ltd.                               2,800     37,521
    DCM Holdings Co., Ltd.                                    21,900    217,026
    Delica Foods Holdings Co., Ltd.                            1,100     15,142
    Denka Co., Ltd.                                           11,400    455,641
    Denyo Co., Ltd.                                            4,200     70,841
    Dexerials Corp.                                            6,400     89,263
    DIC Corp.                                                 10,200    403,630
    DKK-Toa Corp.                                              3,000     31,771

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    DKS Co., Ltd.                                              10,000 $ 81,741
    Doshisha Co., Ltd.                                          4,000   94,018
    Doutor Nichires Holdings Co., Ltd.                          5,700  135,409
    Dowa Holdings Co., Ltd.                                     9,200  383,466
    DSB Co., Ltd.                                               1,700   11,461
    DyDo Group Holdings, Inc.                                   1,800  103,008
    Dynic Corp.                                                 1,800   18,818
    Eagle Industry Co., Ltd.                                    4,700   93,325
    Ebara Corp.                                                10,000  410,484
    Ebara Foods Industry, Inc.                                    600   11,792
    Ebara Jitsugyo Co., Ltd.                                    1,000   17,471
    Eco's Co., Ltd.                                             1,400   16,395
    EDION Corp.                                                19,600  250,720
    Ehime Bank, Ltd. (The)                                      6,900   86,958
    Eidai Co., Ltd.                                             8,000   42,321
    Eighteenth Bank, Ltd. (The)                                30,000   81,954
    Elematec Corp.                                              1,100   26,931
    Endo Lighting Corp.                                         2,400   30,014
    Enomoto Co., Ltd.                                             700   12,621
*   Enshu, Ltd.                                                11,000   20,644
    Ensuiko Sugar Refining Co., Ltd.                            7,800   19,249
    ESPEC Corp.                                                 3,600  101,171
    Excel Co., Ltd.                                             1,800   44,257
    Exedy Corp.                                                 6,600  231,690
    F-Tech, Inc.                                                3,200   48,932
    Falco Holdings Co., Ltd.                                    1,200   19,383
    FCC Co., Ltd.                                               5,700  153,286
    FIDEA Holdings Co., Ltd.                                   38,700   71,198
    Fields Corp.                                                1,700   18,806
    First Bank of Toyama, Ltd. (The)                            3,400   15,957
    First Juken Co., Ltd.                                       1,000   16,211
    FJ Next Co., Ltd.                                           2,400   21,128
    Foster Electric Co., Ltd.                                   4,000  118,471
    France Bed Holdings Co., Ltd.                               5,300   50,605
    Fudo Tetra Corp.                                           31,200   53,278
    Fuji Co., Ltd.                                              4,600   97,181
    Fuji Corp., Ltd.                                            6,900   54,446
    Fuji Die Co., Ltd.                                          2,800   29,697
    Fuji Oil Co., Ltd.                                         15,000   78,401
    Fuji Soft, Inc.                                             4,200  144,622
    Fujibo Holdings, Inc.                                       2,300   85,645
    Fujicco Co., Ltd.                                           3,800   81,695
    Fujikura Kasei Co., Ltd.                                    5,500   35,237
    Fujikura Rubber, Ltd.                                       3,100   26,055
    Fujikura, Ltd.                                             68,000  668,578
    Fujimi, Inc.                                                3,900   93,418
    Fujimori Kogyo Co., Ltd.                                    2,900  104,258
    Fujisash Co., Ltd.                                         12,900   12,062
    Fujitec Co., Ltd.                                           8,700  120,056
    Fujitsu Frontech, Ltd.                                      2,800   47,829
    FuKoKu Co., Ltd.                                            1,800   18,126
    Fukuda Corp.                                                1,100   66,205
    Fukuda Denshi Co., Ltd.                                     1,300   98,766

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES    VALUE++
                                                             -------   --------
JAPAN -- (Continued)
    Fukui Bank, Ltd. (The)                                     4,800   $116,936
    Fukuoka Financial Group, Inc.                            126,000    733,172
    Fukushima Bank, Ltd. (The)                                 5,700     46,126
    Fukuyama Transporting Co., Ltd.                            6,700    258,727
    Furukawa Battery Co., Ltd. (The)                           3,000     30,905
    Furukawa Co., Ltd.                                         6,000    136,700
    Furuno Electric Co., Ltd.                                  6,500     48,988
    Furusato Industries, Ltd.                                  2,400     40,468
    Furuya Metal Co., Ltd.                                       700     36,343
    Fuso Pharmaceutical Industries, Ltd.                       1,300     33,804
    Fuyo General Lease Co., Ltd.                               4,100    301,561
    G-Tekt Corp.                                               3,700     75,532
    Gakken Holdings Co., Ltd.                                    600     34,374
    Gecoss Corp.                                               2,300     26,226
    Geo Holdings Corp.                                         5,700    116,066
    Geostr Corp.                                               3,100     22,617
    Gfoot Co., Ltd.                                            2,100     15,257
    GL Sciences, Inc.                                          1,000     20,037
    Global, Ltd. (The)                                         1,600     14,924
    GLOBERIDE, Inc.                                            2,000     47,340
    Godo Steel, Ltd.                                           3,100     63,783
    Goldcrest Co., Ltd.                                        3,900     86,477
    Grandy House Corp.                                         4,100     21,413
    GS Yuasa Corp.                                            71,000    382,644
    GSI Creos Corp.                                              900     13,267
    Gunma Bank, Ltd. (The)                                    59,500    360,066
    Gunze, Ltd.                                                4,000    248,442
    H-One Co., Ltd.                                            5,000     72,494
    H2O Retailing Corp.                                       16,500    334,650
    Hagihara Industries, Inc.                                  2,400     44,596
    Hagiwara Electric Co., Ltd.                                1,200     40,929
    Hakudo Co., Ltd.                                           1,000     23,193
    Hakuto Co., Ltd.                                           3,000     54,037
    Hamakyorex Co., Ltd.                                       3,500    121,004
    Haneda Zenith Holdings Co., Ltd.                           3,900     15,505
    Hanwa Co., Ltd.                                            6,800    331,754
    Happinet Corp.                                             2,800     51,377
    Harada Industry Co., Ltd.                                  1,700     19,005
    Hard Off Corp. Co., Ltd.                                   1,300     14,071
    Harima Chemicals Group, Inc.                               2,900     23,648
    Haruyama Holdings, Inc.                                    2,000     20,065
    Hayashikane Sangyo Co., Ltd.                               2,600     21,362
    Hazama Ando Corp.                                         33,100    272,341
    Heiwa Corp.                                                9,000    180,383
    Heiwa Real Estate Co., Ltd.                                5,600    110,430
    Heiwado Co., Ltd.                                          6,500    142,351
    HI-LEX Corp.                                               4,600    117,873
    Himaraya Co., Ltd.                                         1,800     21,919
    Hirakawa Hewtech Corp.                                     2,000     25,536
    Hiroshima Bank, Ltd. (The)                                42,000    353,003
    Hiroshima Electric Railway Co., Ltd.                       2,000     19,954
    Hitachi Capital Corp.                                      8,100    223,712
    Hitachi Transport System, Ltd.                             5,400    140,376

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Hitachi Zosen Corp.                                        34,900 $189,592
    Hodogaya Chemical Co., Ltd.                                 1,100   60,519
    Hogy Medical Co., Ltd.                                      2,200  166,854
    Hokkaido Coca-Cola Bottling Co., Ltd.                       3,000   20,755
    Hokkan Holdings, Ltd.                                       8,000   31,356
    Hokko Chemical Industry Co., Ltd.                           4,000   29,236
    Hokkoku Bank, Ltd. (The)                                    5,200  219,882
    Hokuetsu Bank, Ltd. (The)                                   4,100   94,332
    Hokuetsu Industries Co., Ltd.                               2,200   24,244
    Hokuetsu Kishu Paper Co., Ltd.                             30,100  197,787
    Hokuhoku Financial Group, Inc.                             24,400  366,989
    Hokuriku Electric Industry Co., Ltd.                        1,200   20,830
    Hokuriku Electrical Construction Co., Ltd.                  1,700   17,455
    Hokuto Corp.                                                4,300   79,508
    Honeys Holdings Co., Ltd.                                   4,100   42,542
    Honshu Chemical Industry Co., Ltd.                          1,200   16,015
    Hoosiers Holdings                                           3,600   25,705
    Hyakugo Bank, Ltd. (The)                                   52,700  266,455
    Hyakujushi Bank, Ltd. (The)                                49,000  172,535
    I-O Data Device, Inc.                                       1,200   12,407
    Ibiden Co., Ltd.                                           25,000  389,710
    IBJ Leasing Co., Ltd.                                       6,700  176,177
    Ichiken Co., Ltd.                                           1,200   26,640
    Ichinen Holdings Co., Ltd.                                  3,600   58,644
    Ichiyoshi Securities Co., Ltd.                              6,000   77,702
    Iino Kaiun Kaisha, Ltd.                                    20,200  115,210
    IJT Technology Holdings Co., Ltd.                           4,600   44,562
    Ikegami Tsushinki Co., Ltd.                                14,000   22,755
    Imagica Robot Holdings, Inc.                                1,800   21,521
    Imasen Electric Industrial                                  3,200   38,447
    Inaba Denki Sangyo Co., Ltd.                                4,500  212,341
    Inabata & Co., Ltd.                                        10,100  153,518
    Ines Corp.                                                  8,400   88,496
    Innotech Corp.                                              3,800   37,242
    Intellex Co., Ltd.                                            900   10,310
    Internet Initiative Japan, Inc.                             5,400  117,529
    Inui Global Logistics Co., Ltd.                             3,600   26,975
    Ise Chemical Corp.                                          4,000   24,991
    Iseki & Co., Ltd.                                           3,900  101,560
    Isetan Mitsukoshi Holdings, Ltd.                           53,800  646,323
*   Ishihara Sangyo Kaisha, Ltd.                                6,200  117,552
    Ishizuka Glass Co., Ltd.                                    1,000   26,430
    Itochu Enex Co., Ltd.                                       9,000   84,309
    Itochu-Shokuhin Co., Ltd.                                   1,000   59,870
    Itoki Corp.                                                10,300   72,412
    IwaiCosmo Holdings, Inc.                                    3,600   50,046
    Iwaki & Co., Ltd.                                           6,000   26,703
    Iwaki Co., Ltd.                                               700   24,428
    Iwasaki Electric Co., Ltd.                                  1,300   19,895
    Iwatani Corp.                                               6,800  235,272
    Iyo Bank, Ltd. (The)                                       37,000  305,487
    J Trust Co., Ltd.                                          13,300   91,740
    J-Oil Mills, Inc.                                           2,400   86,283

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Jaccs Co., Ltd.                                             6,000 $154,756
    Janome Sewing Machine Co., Ltd.                             3,300   25,036
    Japan Asia Group, Ltd.                                      2,900   13,399
    Japan Aviation Electronics Industry, Ltd.                  10,000  168,111
    Japan Cash Machine Co., Ltd.                                3,500   37,986
*   Japan Display, Inc.                                        85,800  186,705
    Japan Oil Transportation Co., Ltd.                            700   22,503
    Japan Pulp & Paper Co., Ltd.                                2,100   81,721
    Japan Securities Finance Co., Ltd.                         22,200  133,012
    Japan Steel Works, Ltd. (The)                               6,500  203,847
    Japan Transcity Corp.                                       7,000   30,496
    Japan Wool Textile Co., Ltd. (The)                         10,100  108,992
    JBCC Holdings, Inc.                                         3,800   41,622
    Jimoto Holdings, Inc.                                      37,400   64,981
    JK Holdings Co., Ltd.                                       2,700   23,034
    JMS Co., Ltd.                                               3,000   17,282
    Joban Kosan Co., Ltd.                                         900   15,265
    Joshin Denki Co., Ltd.                                      3,400  110,146
    JSP Corp.                                                   2,000   66,736
    Juroku Bank, Ltd. (The)                                     6,300  183,784
    JVC Kenwood Corp.                                          24,900   96,498
    K's Holdings Corp.                                         10,300  287,706
*   Kadokawa Dwango                                            11,900  150,136
    Kaga Electronics Co., Ltd.                                  3,100   85,467
    Kamei Corp.                                                 5,900   96,298
    Kamigumi Co., Ltd.                                          6,100  134,258
    Kanaden Corp.                                               3,500   47,874
    Kanagawa Chuo Kotsu Co., Ltd.                               1,300   44,006
    Kanamoto Co., Ltd.                                          5,300  163,906
    Kandenko Co., Ltd.                                         17,500  193,190
    Kaneka Corp.                                               36,000  335,108
    Kaneko Seeds Co., Ltd.                                      1,700   25,508
    Kanematsu Corp.                                            14,700  201,140
    Kanemi Co., Ltd.                                              400   12,381
    Kansai Super Market, Ltd.                                   2,300   25,364
    Kansai Urban Banking Corp.                                  6,000   78,118
    Kasai Kogyo Co., Ltd.                                       4,800   77,312
    Katakura & Co-op Agri Corp.                                 2,200   28,131
    Kato Sangyo Co., Ltd.                                       4,400  157,503
    Kato Works Co., Ltd.                                        2,400   76,103
    KAWADA TECHNOLOGIES, Inc.                                   1,000   56,253
    Kawagishi Bridge Works Co., Ltd.                            2,000   22,298
    Kawai Musical Instruments Manufacturing Co., Ltd.             900   27,936
*   Kawasaki Kisen Kaisha, Ltd.                                16,600  441,482
    Keihanshin Building Co., Ltd.                               7,000   57,914
    Keihin Co., Ltd.                                            1,400   22,138
    Keihin Corp.                                                8,800  183,465
    Keiyo Bank, Ltd. (The)                                     50,000  240,398
    Keiyo Co., Ltd.                                             9,800   60,570
    KEL Corp.                                                     800   11,962
    Kimura Chemical Plants Co., Ltd.                            3,200   17,097
    Kimura Unity Co., Ltd.                                      1,300   13,892
*   Kinki Sharyo Co., Ltd. (The)                                  800   22,652

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Kintetsu World Express, Inc.                                6,700 $147,825
    Kirindo Holdings Co., Ltd.                                    600   10,622
    Kita-Nippon Bank, Ltd. (The)                                1,400   39,895
    Kitagawa Iron Works Co., Ltd.                               1,900   54,223
    Kitano Construction Corp.                                  12,000   46,041
    Kitz Corp.                                                 17,600  152,316
    Kiyo Bank, Ltd. (The)                                      13,600  227,163
    Koa Corp.                                                   4,000   97,325
    Koatsu Gas Kogyo Co., Ltd.                                  5,200   43,928
*   Kobe Steel, Ltd.                                           49,700  517,499
    Kobelco Eco-Solutions Co., Ltd.                             1,200   22,462
    Kohnan Shoji Co., Ltd.                                      7,000  176,356
    Kohsoku Corp.                                               1,500   18,584
*   Kojima Co., Ltd.                                            5,800   19,515
    KOMAIHALTEC, Inc.                                             600   14,920
    Komatsu Wall Industry Co., Ltd.                             1,200   27,341
    Komehyo Co., Ltd.                                           1,100   19,783
    Komeri Co., Ltd.                                            5,400  155,748
    Konaka Co., Ltd.                                            4,200   24,262
    Kondotec, Inc.                                              4,200   40,851
    Konica Minolta, Inc.                                       35,700  357,364
    Konishi Co., Ltd.                                           6,000  109,546
    Konoike Transport Co., Ltd.                                 5,600  102,181
*   Kosaido Co., Ltd.                                           6,500   29,093
    Kosei Securities Co., Ltd. (The)                              900   12,743
    Krosaki Harima Corp.                                          900   38,102
    KRS Corp.                                                   1,200   30,833
    KU Holdings Co., Ltd.                                       2,600   27,942
    Kumiai Chemical Industry Co., Ltd.                          3,600   23,322
    Kurabo Industries, Ltd.                                    46,000  149,174
    Kureha Corp.                                                3,100  223,325
    Kurimoto, Ltd.                                              1,600   36,666
    Kuriyama Holdings Corp.                                     1,000   24,755
    KYB Corp.                                                   4,500  293,471
    Kyodo Printing Co., Ltd.                                    1,600   50,797
    Kyoei Steel, Ltd.                                           4,600   83,892
    Kyokuto Kaihatsu Kogyo Co., Ltd.                            6,800  119,047
    Kyokuto Securities Co., Ltd.                                5,000   76,773
    Kyokuyo Co., Ltd.                                           1,500   56,944
    KYORIN Holdings, Inc.                                       9,600  181,564
    Kyoritsu Printing Co., Ltd.                                 3,700   12,923
    Kyosan Electric Manufacturing Co., Ltd.                     8,000   56,941
    Kyowa Electronics Instruments Co., Ltd.                     3,400   14,293
    Kyowa Exeo Corp.                                           11,100  288,166
    Kyowa Leather Cloth Co., Ltd.                               2,700   24,427
    Lacto Japan Co., Ltd.                                         600   23,438
*   Laox Co., Ltd.                                              7,000   39,941
    Leopalace21 Corp.                                          45,900  381,314
    Lintec Corp.                                                8,700  249,257
    Lonseal Corp.                                                 700   15,909
    Look Holdings, Inc.                                         9,000   31,657
    Macnica Fuji Electronics Holdings, Inc.                     6,900  191,340
    Maeda Corp.                                                28,000  384,850

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Maeda Road Construction Co., Ltd.                           12,000 $267,874
    Makino Milling Machine Co., Ltd.                            22,000  248,663
    Mamiya-Op Co., Ltd.                                          1,300   15,857
    Marubun Corp.                                                3,500   37,236
    Marudai Food Co., Ltd.                                      24,000  109,563
    Marufuji Sheet Piling Co., Ltd.                                600   19,362
    Maruha Nichiro Corp.                                         5,200  153,497
    Maruka Machinery Co., Ltd.                                   1,000   23,148
    Maruyama Manufacturing Co., Inc.                             1,100   20,504
*   Maruzen CHI Holdings Co., Ltd.                               3,000    9,428
    Maruzen Showa Unyu Co., Ltd.                                11,000   51,326
    Matsuda Sangyo Co., Ltd.                                     2,600   46,534
    Matsui Construction Co., Ltd.                                3,500   29,605
    Max Co., Ltd.                                                5,600   78,214
    Maxell Holdings, Ltd.                                        6,300  145,549
    Maxvalu Nishinihon Co., Ltd.                                   800   14,476
    Maxvalu Tokai Co., Ltd.                                      1,200   30,312
    Mebuki Financial Group, Inc.                               110,280  503,473
    Medical System Network Co., Ltd.                             4,000   21,764
    Megmilk Snow Brand Co., Ltd.                                 9,700  280,153
    Meidensha Corp.                                             36,000  150,686
    Meiji Electric Industries Co., Ltd.                          1,100   21,251
    Meiji Shipping Co., Ltd.                                     2,800   11,744
    Meisei Industrial Co., Ltd.                                  8,100   58,403
    Meiwa Corp.                                                  3,000   13,863
    Meiwa Estate Co., Ltd.                                       2,900   23,626
    Mesco, Inc.                                                  1,600   23,420
    METAWATER Co., Ltd.                                          2,500   68,713
    Michinoku Bank, Ltd. (The)                                   3,000   50,518
    Mie Bank, Ltd. (The)                                         2,300   51,024
    Mie Kotsu Group Holdings, Inc.                              11,700   51,755
    Mikuni Corp.                                                 6,100   43,762
    Mimaki Engineering Co., Ltd.                                 3,100   33,566
    Mimasu Semiconductor Industry Co., Ltd.                      3,400   70,672
    Minato Bank, Ltd. (The)                                      3,500   66,449
    Minebea Mitsumi, Inc.                                        2,187   49,775
    Ministop Co., Ltd.                                           2,500   52,366
    Mirait Holdings Corp.                                       11,900  176,372
    Misawa Homes Co., Ltd.                                       4,900   43,064
    Mitani Corp.                                                 1,800   86,920
    Mitani Sangyo Co., Ltd.                                      3,600   15,557
    Mitani Sekisan Co., Ltd.                                     1,900   44,347
    Mito Securities Co., Ltd.                                   12,400   50,325
    Mitsuba Corp.                                                7,600  107,612
    Mitsubishi Kakoki Kaisha, Ltd.                               1,800   38,217
    Mitsubishi Logisnext Co., Ltd.                               6,300   60,360
    Mitsubishi Logistics Corp.                                  12,000  315,392
    Mitsubishi Materials Corp.                                  17,900  666,368
*   Mitsubishi Paper Mills, Ltd.                                 7,800   51,046
    Mitsubishi Research Institute, Inc.                          1,400   47,514
    Mitsubishi Shokuhin Co., Ltd.                                2,900   86,460
    Mitsuboshi Belting, Ltd.                                     9,000  120,424
    Mitsui Engineering & Shipbuilding Co., Ltd.                 18,100  322,871

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Mitsui Home Co., Ltd.                                       7,000 $ 45,974
    Mitsui Matsushima Co., Ltd.                                 1,600   22,471
    Mitsui OSK Lines, Ltd.                                     19,200  691,663
    Mitsui Sugar Co., Ltd.                                      2,800  119,320
*   Mitsui-Soko Holdings Co., Ltd.                             22,000   74,483
    Miyaji Engineering Group, Inc.                              1,600   41,679
    Miyazaki Bank, Ltd. (The)                                   3,200  103,734
    Miyoshi Oil & Fat Co., Ltd.                                 1,800   24,172
    Mizuno Corp.                                                4,000  116,521
    Mochida Pharmaceutical Co., Ltd.                            2,300  176,609
    Modec, Inc.                                                 3,900  108,356
    Molitec Steel Co., Ltd.                                     2,000   19,347
    Monex Group, Inc.                                          36,900  137,196
    MORESCO Corp.                                               1,200   23,582
    Morinaga Milk Industry Co., Ltd.                            6,500  306,728
    Morishita Jintan Co., Ltd.                                    600   16,447
    Morita Holdings Corp.                                       3,000   54,985
    Morito Co., Ltd.                                            2,900   26,484
    Mory Industries, Inc.                                       1,000   38,573
    MrMax Holdings, Ltd.                                        4,600   34,025
    Mugen Estate Co., Ltd.                                      2,300   25,217
    Musashi Seimitsu Industry Co., Ltd.                         4,100  131,135
    Musashino Bank, Ltd. (The)                                  6,000  211,690
    NAC Co., Ltd.                                               1,300   12,329
    Nachi-Fujikoshi Corp.                                      19,000  133,209
    Nafco Co., Ltd.                                               800   14,719
    Nagano Bank, Ltd. (The)                                     1,800   32,096
    Nagano Keiki Co., Ltd.                                      2,400   28,923
    Nagase & Co., Ltd.                                         23,900  435,915
    Nakabayashi Co., Ltd.                                       4,000   25,914
    Nakamoto Packs Co., Ltd.                                      600   25,377
    Nakamuraya Co., Ltd.                                          900   40,333
    Nakano Corp.                                                3,000   18,583
    Nakayama Steel Works, Ltd.                                  4,600   31,452
    Nakayamafuku Co., Ltd.                                      1,500   10,675
    Nanto Bank, Ltd. (The)                                      6,400  182,505
    Narasaki Sangyo Co., Ltd.                                   6,000   23,124
    NDS Co., Ltd.                                               1,100   41,530
    NEC Capital Solutions, Ltd.                                 2,600   53,960
    NEC Networks & System Integration Corp.                     4,300  115,223
*   New Japan Chemical Co., Ltd.                                9,600   25,138
    NHK Spring Co., Ltd.                                       29,000  323,222
    Nicca Chemical Co., Ltd.                                    1,600   17,923
    Nice Holdings, Inc.                                         1,200   16,839
    Nichi-iko Pharmaceutical Co., Ltd.                          8,900  139,224
    Nichirin Co., Ltd.                                          1,950   53,169
    Nihon Chouzai Co., Ltd.                                     1,400   44,232
    Nihon Dempa Kogyo Co., Ltd.                                 3,100   22,474
    Nihon Denkei Co., Ltd.                                      1,400   31,159
    Nihon House Holdings Co., Ltd.                              7,500   47,956
    Nihon Nohyaku Co., Ltd.                                     9,400   55,291
    Nihon Plast Co., Ltd.                                       2,100   21,104
    Nihon Tokushu Toryo Co., Ltd.                               1,900   40,006

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nihon Yamamura Glass Co., Ltd.                              14,000 $ 24,035
    Niitaka Co., Ltd.                                            1,200   20,151
    Nikkiso Co., Ltd.                                           11,600  137,593
    Nikkon Holdings Co., Ltd.                                   11,300  308,099
    Nippi, Inc.                                                    400   17,480
    Nippo Corp.                                                  9,000  206,976
    Nippon Carbide Industries Co., Inc.                          1,200   22,865
    Nippon Chemi-Con Corp.                                       3,000  101,816
    Nippon Chemical Industrial Co., Ltd.                         1,800   44,492
    Nippon Chemiphar Co., Ltd.                                     500   21,535
    Nippon Coke & Engineering Co., Ltd.                         39,500   47,191
    Nippon Concrete Industries Co., Ltd.                         8,200   36,626
    Nippon Densetsu Kogyo Co., Ltd.                              6,400  140,869
    Nippon Dry-Chemical Co., Ltd.                                  700   16,491
    Nippon Electric Glass Co., Ltd.                             14,400  595,401
    Nippon Filcon Co., Ltd.                                      3,100   20,262
    Nippon Flour Mills Co., Ltd.                                11,600  179,933
    Nippon Hume Corp.                                            4,500   34,136
    Nippon Kayaku Co., Ltd.                                     10,000  147,646
    Nippon Kinzoku Co., Ltd.                                       900   24,579
    Nippon Kodoshi Corp.                                         1,300   40,205
    Nippon Koei Co., Ltd.                                        2,400   79,349
    Nippon Koshuha Steel Co., Ltd.                               2,400   21,449
    Nippon Light Metal Holdings Co., Ltd.                      114,300  337,176
    Nippon Paper Industries Co., Ltd.                           20,300  386,490
    Nippon Pillar Packing Co., Ltd.                              3,900   68,179
    Nippon Piston Ring Co., Ltd.                                 1,500   31,076
    Nippon Road Co., Ltd. (The)                                  1,600   88,418
    Nippon Seisen Co., Ltd.                                        600   29,954
*   Nippon Sheet Glass Co., Ltd.                                18,800  170,308
    Nippon Signal Co., Ltd.                                     12,900  135,917
    Nippon Soda Co., Ltd.                                       26,000  179,106
    Nippon Steel & Sumikin Bussan Corp.                          3,200  196,509
    Nippon Suisan Kaisha, Ltd.                                  56,700  302,705
    Nippon Thompson Co., Ltd.                                   12,200   95,974
    Nippon View Hotel Co., Ltd.                                    600    8,601
*   Nippon Yakin Kogyo Co., Ltd.                                34,500   98,275
*   Nippon Yusen K.K.                                           27,200  683,789
    Nipro Corp.                                                  5,400   83,038
    Nishi-Nippon Financial Holdings, Inc.                       29,100  382,201
    Nishimatsu Construction Co., Ltd.                           11,500  326,940
    Nishimatsuya Chain Co., Ltd.                                10,000  117,757
    Nishio Rent All Co., Ltd.                                    3,200  103,694
    Nissan Tokyo Sales Holdings Co., Ltd.                        4,700   17,269
    Nissei Plastic Industrial Co., Ltd.                          3,700   62,250
    Nisshin Fudosan Co.                                          7,500   64,186
    Nisshin Oillio Group, Ltd. (The)                             5,900  178,094
    Nisshin Steel Co., Ltd.                                     11,000  185,463
    Nisshinbo Holdings, Inc.                                    25,804  368,019
    Nissin Corp.                                                 3,100   82,686
    Nissin Electric Co., Ltd.                                   10,000  111,472
    Nissin Kogyo Co., Ltd.                                       8,900  167,986
    Nitta Corp.                                                  3,600  152,307

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nitta Gelatin, Inc.                                          1,700 $ 13,041
    Nittan Valve Co., Ltd.                                       3,600   13,984
    Nitto Boseki Co., Ltd.                                       5,600  168,501
    Nitto Kogyo Corp.                                            5,200   89,330
    Nitto Kohki Co., Ltd.                                        2,200   60,822
    Nitto Seiko Co., Ltd.                                        6,100   36,236
    Nittoc Construction Co., Ltd.                                4,000   25,779
    Noda Corp.                                                   1,700   22,509
    Nohmi Bosai, Ltd.                                            3,300   61,120
    Nojima Corp.                                                 4,000   96,412
    NOK Corp.                                                   13,000  303,276
    Nomura Real Estate Holdings, Inc.                           20,600  493,527
    Noritake Co., Ltd.                                           2,400  128,298
    Noritsu Koki Co., Ltd.                                       4,500  113,002
    Noritz Corp.                                                 6,100  120,628
    North Pacific Bank, Ltd.                                    69,400  242,184
    Nozawa Corp.                                                 1,400   20,483
    NS United Kaiun Kaisha, Ltd.                                 2,200   54,372
    NTN Corp.                                                   57,000  293,979
    Nuflare Technology, Inc.                                     1,000   64,589
    Odelic Co., Ltd.                                               600   25,940
    Oenon Holdings, Inc.                                        13,500   50,579
    Ogaki Kyoritsu Bank, Ltd. (The)                              7,800  202,304
    Ohmoto Gumi Co., Ltd.                                          200    9,801
    Oiles Corp.                                                  3,800   79,148
    Oita Bank, Ltd. (The)                                        3,000  118,362
    Okabe Co., Ltd.                                              8,300   85,479
    Okamoto Machine Tool Works, Ltd.                               900   39,622
    Okamura Corp.                                               13,300  186,139
    Okasan Securities Group, Inc.                               35,000  240,131
    Okaya Electric Industries Co., Ltd.                          3,900   27,425
    Oki Electric Industry Co., Ltd.                             14,800  215,408
    Okinawa Cellular Telephone Co.                                 500   19,346
    OKK Corp.                                                    1,300   15,761
    OKUMA Corp.                                                  4,000  276,129
    Okumura Corp.                                                6,000  259,559
    Okura Industrial Co., Ltd.                                   9,000   54,793
    Okuwa Co., Ltd.                                              7,000   72,896
    Olympic Group Corp.                                          2,600   14,612
    ONO Sokki Co., Ltd.                                          3,300   27,001
    Onoken Co., Ltd.                                             2,900   51,805
    Onward Holdings Co., Ltd.                                   26,000  223,605
    Organo Corp.                                                 1,500   49,586
    Origin Electric Co., Ltd.                                    1,300   21,176
    Osaka Organic Chemical Industry, Ltd.                        3,700   58,351
    Osaka Soda Co., Ltd.                                         1,800   46,350
    Osaki Electric Co., Ltd.                                     8,800   64,836
    OUG Holdings, Inc.                                             600   14,464
    Pacific Industrial Co., Ltd.                                 9,000  136,949
*   Pacific Metals Co., Ltd.                                     3,300  108,524
    Pack Corp. (The)                                             2,200   75,883
    PALTAC Corp.                                                 4,000  177,588
    Paltek Corp.                                                 2,400   17,318

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Parco Co., Ltd.                                             3,400 $ 48,081
    Parker Corp.                                                2,000   13,360
    Pegasus Sewing Machine Manufacturing Co., Ltd.              6,000   41,927
    Piolax, Inc.                                                6,000  180,000
*   Pioneer Corp.                                              73,900  157,677
    Plant Co., Ltd.                                             1,900   24,688
    Plenus Co., Ltd.                                            3,100   60,772
    Press Kogyo Co., Ltd.                                      17,400  110,721
    Pressance Corp.                                             7,400  106,265
    Proto Corp.                                                 2,700   40,751
    PS Mitsubishi Construction Co., Ltd.                        6,800   59,315
    Raito Kogyo Co., Ltd.                                       9,400  106,729
    Rasa Corp.                                                  1,900   17,227
    Rasa Industries, Ltd.                                       1,700   40,300
    Raysum Co., Ltd.                                            2,300   35,293
    Renesas Easton Co., Ltd.                                    2,600   19,135
    Rengo Co., Ltd.                                            40,400  327,821
*   Renown, Inc.                                               18,100   30,888
    Retail Partners Co., Ltd.                                   2,900   37,471
    Riberesute Corp.                                            2,000   18,087
    Ricoh Leasing Co., Ltd.                                     3,100  113,965
    Right On Co., Ltd.                                          2,500   21,516
    Riken Corp.                                                 1,900  107,820
    Riken Keiki Co., Ltd.                                       2,900   65,369
    Riken Technos Corp.                                         7,500   42,746
    Riken Vitamin Co., Ltd.                                     1,600   62,153
    Rion Co., Ltd.                                              2,200   58,840
    Riso Kagaku Corp.                                           2,500   47,215
*   RVH, Inc.                                                   2,300   12,826
    Ryobi, Ltd.                                                 5,900  176,214
    Ryoden Corp.                                                3,500   61,634
    Ryosan Co., Ltd.                                            4,400  169,135
    S&B Foods, Inc.                                               300   35,175
    Sac's Bar Holdings, Inc.                                    4,300   47,935
    Sakai Chemical Industry Co., Ltd.                           4,000  112,348
    Sakai Heavy Industries, Ltd.                                  700   30,332
    Sakai Ovex Co., Ltd.                                          700   16,798
    Sakata INX Corp.                                            8,200  139,024
    Sala Corp.                                                 12,900   83,495
    SAMTY Co., Ltd.                                             2,800   50,350
    San Holdings, Inc.                                          1,100   29,480
    San-A Co., Ltd.                                               500   24,696
    San-Ai Oil Co., Ltd.                                       10,000  146,071
    San-In Godo Bank, Ltd. (The)                               33,000  342,096
*   Sanden Holdings Corp.                                       4,900  107,103
    Sanei Architecture Planning Co., Ltd.                       1,500   31,900
    Sangetsu Corp.                                             10,400  207,166
    Sanken Electric Co., Ltd.                                  20,000  146,651
    Sanko Gosei, Ltd.                                           2,000   15,208
    Sanko Metal Industrial Co., Ltd.                              300   11,722
    Sankyo Tateyama, Inc.                                       5,700   80,190
    Sanoh Industrial Co., Ltd.                                  5,900   47,072
    Sanoyas Holdings Corp.                                      6,300   16,838

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Sansha Electric Manufacturing Co., Ltd.                      2,200 $ 33,846
    Sanshin Electronics Co., Ltd.                                3,900   73,656
    Sanyo Chemical Industries, Ltd.                              2,500  132,487
    Sanyo Denki Co., Ltd.                                        1,500  119,906
    Sanyo Housing Nagoya Co., Ltd.                               2,800   32,198
    Sanyo Special Steel Co., Ltd.                                4,600  116,780
    Sanyo Trading Co., Ltd.                                      1,600   39,600
    Sapporo Holdings, Ltd.                                      12,000  361,753
    Sato Shoji Corp.                                             2,900   33,311
    Satori Electric Co., Ltd.                                    2,500   26,110
    Sawada Holdings Co., Ltd.                                    4,400   45,634
    Sawai Pharmaceutical Co., Ltd.                               7,400  336,927
    Saxa Holdings, Inc.                                          1,300   25,201
    SBI Holdings, Inc.                                          33,900  824,118
    SBS Holdings, Inc.                                           5,000   52,098
    Scroll Corp.                                                 8,200   38,369
    Secom Joshinetsu Co., Ltd.                                     300   12,010
    Seibu Electric Industry Co., Ltd.                              800   21,908
    Seika Corp.                                                  2,200   59,446
    Seikagaku Corp.                                              4,400   68,741
    Seikitokyu Kogyo Co., Ltd.                                   5,900   34,548
    Seiko Holdings Corp.                                         5,400  155,500
    Seino Holdings Co., Ltd.                                    24,400  405,751
    Sekisui Plastics Co., Ltd.                                   5,500   69,949
    Senko Group Holdings Co., Ltd.                              20,400  146,752
    Senshu Electric Co., Ltd.                                    1,600   47,054
    Senshu Ikeda Holdings, Inc.                                 52,200  201,041
*   Senshukai Co., Ltd.                                          5,200   28,857
    Shibaura Electronics Co., Ltd.                                 800   45,213
    Shibaura Mechatronics Corp.                                  5,000   21,279
    Shibusawa Warehouse Co., Ltd. (The)                          1,600   29,530
    Shiga Bank, Ltd. (The)                                      50,000  269,760
    Shikibo, Ltd.                                                2,500   31,671
    Shikoku Bank, Ltd. (The)                                     8,200  124,564
    Shikoku Chemicals Corp.                                      6,000  100,055
    Shimachu Co., Ltd.                                           8,600  283,576
    Shimane Bank, Ltd. (The)                                     1,800   23,038
    Shimizu Bank, Ltd. (The)                                     1,500   44,790
    Shimojima Co., Ltd.                                          1,400   15,151
    Shin Nippon Air Technologies Co., Ltd.                       2,500   35,114
    Shin-Etsu Polymer Co., Ltd.                                  7,200   86,876
    Shinagawa Refractories Co., Ltd.                             1,000   30,348
    Shindengen Electric Manufacturing Co., Ltd.                  1,400  129,674
    Shinko Electric Industries Co., Ltd.                        16,100  136,945
    Shinko Plantech Co., Ltd.                                    7,600   78,674
    Shinmaywa Industries, Ltd.                                  20,000  192,415
    Shinnihon Corp.                                              5,400   51,098
    Shinsei Bank, Ltd.                                          23,600  412,635
    Shinsho Corp.                                                  900   32,560
    Shinwa Co., Ltd.                                               900   21,036
    Shizuki Electric Co., Inc.                                   3,000   26,826
    Shizuoka Gas Co., Ltd.                                      12,900  112,735
    Shofu, Inc.                                                  1,800   24,440

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Showa Aircraft Industry Co., Ltd.                            2,200 $ 29,366
    Showa Corp.                                                  9,200  115,725
    Showa Denko K.K.                                             5,500  255,888
    Showa Sangyo Co., Ltd.                                       4,300  111,179
    Sinanen Holdings Co., Ltd.                                   1,400   33,383
    Sinko Industries, Ltd.                                       3,600   70,145
    SK Kaken Co., Ltd.                                           1,000  114,233
    SK-Electronics Co., Ltd.                                     1,500   29,431
    SKY Perfect JSAT Holdings, Inc.                             30,200  143,064
    SMK Corp.                                                    9,000   39,800
    Soda Nikka Co., Ltd.                                         3,400   20,190
    Sodick Co., Ltd.                                             7,500  104,843
    Sojitz Corp.                                               208,600  675,339
    Soken Chemical & Engineering Co., Ltd.                       1,600   35,055
    Soshin Electric Co., Ltd.                                    3,200   23,250
    Space Co., Ltd.                                              1,320   18,630
    SPK Corp.                                                      600   16,967
    St Marc Holdings Co., Ltd.                                   2,900   82,267
    Starzen Co., Ltd.                                            1,000   50,766
    Stella Chemifa Corp.                                         1,300   44,184
    Subaru Enterprise Co., Ltd.                                    400   26,250
    Sugimoto & Co., Ltd.                                         2,200   38,169
    Suminoe Textile Co., Ltd.                                    1,200   35,105
    Sumitomo Bakelite Co., Ltd.                                 35,000  300,651
    Sumitomo Densetsu Co., Ltd.                                  3,600   75,886
    Sumitomo Forestry Co., Ltd.                                 18,500  318,703
    Sumitomo Osaka Cement Co., Ltd.                             73,000  343,667
    Sumitomo Precision Products Co., Ltd.                        6,000   22,540
    Sumitomo Riko Co., Ltd.                                      7,700   81,399
    Sumitomo Rubber Industries, Ltd.                            18,354  357,505
    Sumitomo Seika Chemicals Co., Ltd.                           1,900   99,182
    Sun Frontier Fudousan Co., Ltd.                              3,100   39,186
    Sun-Wa Technos Corp.                                         1,500   34,389
    Suncall Corp.                                                3,400   23,534
    Suzuden Corp.                                                1,600   26,176
    Suzuken Co., Ltd.                                           12,500  532,824
    Suzuki Co., Ltd.                                             1,300   15,450
*   SWCC Showa Holdings Co., Ltd.                                5,400   46,382
    Systemsoft Corp.                                             9,700   12,992
    T Hasegawa Co., Ltd.                                         4,400   91,444
    T RAD Co., Ltd.                                              1,300   45,369
    T&K Toka Co., Ltd.                                           3,500   47,053
    Tachi-S Co., Ltd.                                            6,900  125,737
    Tachibana Eletech Co., Ltd.                                  3,700   72,534
    Tachikawa Corp.                                              1,500   19,739
    Tadano, Ltd.                                                18,100  316,849
    Taihei Dengyo Kaisha, Ltd.                                   3,900  100,846
    Taiheiyo Cement Corp.                                            1       32
    Taiheiyo Kouhatsu, Inc.                                      1,500   14,281
    Taiho Kogyo Co., Ltd.                                        3,800   57,763
    Taikisha, Ltd.                                               5,100  178,186
    Taiko Bank, Ltd. (The)                                       1,700   37,962
    Taisei Lamick Co., Ltd.                                      1,100   33,068

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Taiyo Yuden Co., Ltd.                                      20,000 $338,471
    Takaoka Toko Co., Ltd.                                      2,600   41,729
    Takara Standard Co., Ltd.                                   8,800  145,661
    Takasago International Corp.                                2,900   89,771
    Takasago Thermal Engineering Co., Ltd.                      8,500  160,933
    Takashima & Co., Ltd.                                         700   14,860
    Takashimaya Co., Ltd.                                      50,000  520,270
    Take And Give Needs Co., Ltd.                               1,900   19,900
    TAKEBISHI Corp.                                             1,400   24,385
    Takeei Corp.                                                3,700   47,121
    Taki Chemical Co., Ltd.                                       400   20,711
    Takihyo Co., Ltd.                                             600   12,775
    Takisawa Machine Tool Co., Ltd.                             1,800   40,574
    Takuma Co., Ltd.                                            8,200  111,426
    Tamron Co., Ltd.                                            3,000   66,248
    Tamura Corp.                                               14,500  115,090
    Tanabe Engineering Corp.                                      900   10,798
    Tatsuta Electric Wire and Cable Co., Ltd.                   6,500   48,109
    TBK Co., Ltd.                                               4,700   24,452
    TDC Soft, Inc.                                              1,200   13,829
    TECHNO ASSOCIE Co., Ltd.                                    1,200   15,190
    Techno Medica Co., Ltd.                                       800   14,002
    Teijin, Ltd.                                               26,200  580,895
    Tekken Corp.                                                2,400   72,471
    Tigers Polymer Corp.                                        2,700   21,711
    TIS, Inc.                                                  11,600  411,576
    Toa Corp.(6894434)                                          3,700   47,118
*   Toa Corp.(6894508)                                          4,300  117,791
    Toa Oil Co., Ltd.                                          10,000   14,950
    TOA ROAD Corp.                                                900   35,688
    Toagosei Co., Ltd.                                         20,700  267,901
    Tobishima Corp.                                            30,400   50,470
    Tobu Store Co., Ltd.                                          500   13,944
    TOC Co., Ltd.                                              12,300  106,287
    Tochigi Bank, Ltd. (The)                                   22,000   91,766
    Toda Kogyo Corp.                                              500   21,028
    Toei Co., Ltd.                                              1,200  123,598
    Toenec Corp.                                                1,800   54,148
    Togami Electric Manufacturing Co., Ltd.                       600   13,618
    Toho Bank, Ltd. (The)                                      44,500  161,255
    Toho Chemical Industry Co., Ltd.                            3,000   20,838
    Toho Co., Ltd.                                              1,100   26,395
    Toho Holdings Co., Ltd.                                    11,300  262,474
    Toho Zinc Co., Ltd.                                         2,400  146,225
    Tohoku Bank, Ltd. (The)                                     2,800   38,276
    Tohto Suisan Co., Ltd.                                      1,000   18,668
    Tokai Corp.                                                 3,800   92,654
    Tokai Rika Co., Ltd.                                       11,400  248,010
    Tokai Tokyo Financial Holdings, Inc.                       39,700  304,130
    Tokushu Tokai Paper Co., Ltd.                               1,900   72,980
    Tokyo Century Corp.                                         5,900  319,218
    Tokyo Dome Corp.                                           17,100  163,373
    Tokyo Electron Device, Ltd.                                 1,100   23,045

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                              ------   --------
JAPAN -- (Continued)
    Tokyo Energy & Systems, Inc.                               5,000   $ 50,846
    Tokyo Keiki, Inc.                                          2,600     33,032
    Tokyo Ohka Kogyo Co., Ltd.                                 6,600    303,003
    Tokyo Printing Ink Manufacturing Co., Ltd.                   400     15,700
    Tokyo Rakutenchi Co., Ltd.                                   400     20,909
    Tokyo Rope Manufacturing Co., Ltd.                         2,400     40,467
    Tokyo Sangyo Co., Ltd.                                     4,000     21,720
    Tokyo Steel Manufacturing Co., Ltd.                       18,200    161,494
    Tokyo Tekko Co., Ltd.                                      1,800     32,562
    Tokyo Theatres Co., Inc.                                   1,100     14,894
    Tokyo TY Financial Group, Inc.                             6,100    168,808
    Tokyotokeiba Co., Ltd.                                     2,400     97,631
    Tokyu Construction Co., Ltd.                               7,000     76,139
    Tokyu Fudosan Holdings Corp.                              70,700    559,770
    Tokyu Recreation Co., Ltd.                                 3,000     26,445
    Toli Corp.                                                 8,000     32,123
    Tomato Bank, Ltd.                                          1,900     26,852
    Tomen Devices Corp.                                          800     23,631
    Tomoe Corp.                                                6,700     37,417
    Tomoe Engineering Co., Ltd.                                1,500     27,801
    Tomoegawa Co., Ltd.                                        7,000     21,299
    Tomoku Co., Ltd.                                           2,200     44,345
    TOMONY Holdings, Inc.                                     32,500    160,975
    Tonami Holdings Co., Ltd.                                  1,200     61,009
    Toppan Forms Co., Ltd.                                    10,500    118,558
    Topre Corp.                                                5,500    167,780
    Topy Industries, Ltd.                                      3,900    127,311
    Torex Semiconductor, Ltd.                                    800     12,603
    Torii Pharmaceutical Co., Ltd.                             3,000     85,080
    Torishima Pump Manufacturing Co., Ltd.                     3,500     35,681
    Tosei Corp.                                                6,500     80,353
    Toshiba Machine Co., Ltd.                                 18,000    147,653
    Toshiba Plant Systems & Services Corp.                     8,600    169,637
    Totech Corp.                                               1,500     44,791
    Tottori Bank, Ltd. (The)                                   1,700     28,216
    Towa Bank, Ltd. (The)                                      6,900     95,441
    Towa Pharmaceutical Co., Ltd.                              1,600     90,229
    Toyo Construction Co., Ltd.                               14,600     83,647
    Toyo Denki Seizo K.K.                                      1,900     34,659
    Toyo Engineering Corp.                                     6,000     73,159
    Toyo Ink SC Holdings Co., Ltd.                            40,000    243,607
    Toyo Kanetsu K.K.                                          1,800     71,300
    Toyo Kohan Co., Ltd.                                      15,400     79,345
    Toyo Machinery & Metal Co., Ltd.                           2,700     27,442
    Toyo Securities Co., Ltd.                                 18,000     57,879
    Toyo Seikan Group Holdings, Ltd.                          27,800    450,651
    Toyo Tanso Co., Ltd.                                       1,900     65,799
    Toyo Wharf & Warehouse Co., Ltd.                           1,800     30,089
    Toyobo Co., Ltd.                                          17,400    332,046
    Toyoda Gosei Co., Ltd.                                     9,300    247,502
    TPR Co., Ltd.                                              4,300    138,352
    TS Tech Co., Ltd.                                          6,400    274,282
    Tsubakimoto Chain Co.                                     25,000    211,112

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
JAPAN -- (Continued)
    Tsubakimoto Kogyo Co., Ltd.                                 1,000 $ 29,407
*   Tsudakoma Corp.                                             8,000   21,924
    Tsukada Global Holdings, Inc.                               5,400   32,024
    Tsukuba Bank, Ltd.                                         16,200   60,556
    Tsurumi Manufacturing Co., Ltd.                             3,100   59,202
    TTK Co., Ltd.                                               3,000   17,583
    Tv Tokyo Holdings Corp.                                     3,200   73,015
*   U-Shin, Ltd.                                                4,800   32,030
    UACJ Corp.                                                  6,600  178,066
    Ube Industries, Ltd.                                       14,700  439,097
    Uchida Yoko Co., Ltd.                                       2,200   68,061
    Ueki Corp.                                                    500   12,489
    UKC Holdings Corp.                                          3,400   72,517
    Uniden Holdings Corp.                                      11,000   33,293
    Union Tool Co.                                                800   31,594
    Unipres Corp.                                               7,700  205,185
    United Super Markets Holdings, Inc.                        12,100  122,815
    Universal Entertainment Corp.                               3,900  185,997
    Unizo Holdings Co., Ltd.                                    4,700  135,511
    Urbanet Corp. Co., Ltd.                                     7,300   23,185
    Utoc Corp.                                                  3,300   14,978
    Valor Holdings Co., Ltd.                                    7,000  168,416
    Village Vanguard Co., Ltd.                                  1,200   11,283
    Vital KSK Holdings, Inc.                                    9,000   79,667
    Vitec Holdings Co., Ltd.                                    1,300   21,692
    Wacoal Holdings Corp.                                      11,200  344,439
    Wakachiku Construction Co., Ltd.                            3,000   47,957
    Wakita & Co., Ltd.                                          8,200  101,709
    Warabeya Nichiyo Holdings Co., Ltd.                         2,600   66,775
    West Holdings Corp.                                         3,400   23,004
    Wood One Co., Ltd.                                          1,200   19,262
    Xebio Holdings Co., Ltd.                                    6,300  134,332
    YAC Holdings Co., Ltd.                                      1,200   12,449
    Yachiyo Industry Co., Ltd.                                  1,400   21,691
    Yagi & Co., Ltd.                                              800   21,590
    Yahagi Construction Co., Ltd.                               6,100   51,465
    Yaizu Suisankagaku Industry Co., Ltd.                       1,200   13,188
    YAMABIKO Corp.                                              6,400  105,575
    Yamada Denki Co., Ltd.                                      1,400    8,313
    Yamagata Bank, Ltd. (The)                                   6,200  136,450
    Yamaguchi Financial Group, Inc.                            31,428  369,480
    Yamanashi Chuo Bank, Ltd. (The)                            34,000  144,379
    Yamashina Corp.                                            27,600   36,912
    Yamatane Corp.                                              1,500   29,050
    Yamato Corp.                                                4,000   31,299
    Yamaura Corp.                                               2,300   19,921
    Yamaya Corp.                                                  600   17,692
    Yamazawa Co., Ltd.                                            800   12,856
    Yamazen Corp.                                              11,300  137,713
    Yashima Denki Co., Ltd.                                     2,100   18,467
    Yellow Hat, Ltd.                                            2,700   81,609
    Yokogawa Bridge Holdings Corp.                              5,800  149,385
    Yokohama Reito Co., Ltd.                                    9,700   99,538

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
JAPAN -- (Continued)
    Yokohama Rubber Co., Ltd. (The)                         16,800 $   428,891
    Yokowo Co., Ltd.                                         2,600      51,619
    Yomiuri Land Co., Ltd.                                   1,000      44,933
    Yondenko Corp.                                             600      15,479
    Yorozu Corp.                                             3,600      77,833
    Yotai Refractories Co., Ltd.                             5,200      31,262
    Yuasa Funashoku Co., Ltd.                                  500      16,854
    Yuasa Trading Co., Ltd.                                  2,800     100,232
    Yuken Kogyo Co., Ltd.                                      600      16,276
    Yurtec Corp.                                             9,000      73,318
    Yushiro Chemical Industry Co., Ltd.                      2,100      33,592
    Zaoh Co., Ltd.                                             700      12,918
    Zeon Corp.                                              21,000     316,933
    Zojirushi Corp.                                          7,000      86,057
    Zuiko Corp.                                              1,100      37,708
                                                                   -----------
TOTAL JAPAN                                                         94,949,653
                                                                   -----------
MALAYSIA -- (0.9%)
    Aeon Co. M Bhd                                          96,500      40,445
    Affin Holdings Bhd                                      76,600      49,720
    AirAsia Bhd                                            209,300     222,238
*   AirAsia X Bhd                                          516,000      53,608
    Alliance Bank Malaysia Bhd                             164,200     182,276
    Allianz Malaysia Bhd                                     4,800      16,142
    AMMB Holdings Bhd                                      273,700     338,362
    Ann Joo Resources Bhd                                   35,700      31,939
    Batu Kawan Bhd                                           2,800      14,214
*   Berjaya Assets BHD                                     139,400      14,640
*   Berjaya Corp. Bhd                                      507,733      44,283
    Berjaya Food Bhd                                        50,600      22,696
    BIMB Holdings Bhd                                       33,000      35,104
*   Borneo Oil Bhd                                         182,550       3,986
    Boustead Holdings Bhd                                  106,008      78,011
    Boustead Plantations Bhd                                57,900      25,083
*   Bumi Armada Bhd                                        542,200     117,025
    Cahya Mata Sarawak Bhd                                  87,400      97,476
    CB Industrial Product Holding Bhd                       44,300      20,203
    CCM Duopharma Biotech Bhd                               19,500      13,842
    Century Logistics Holdings Bhd Class B                  78,500      19,619
    Coastal Contracts Bhd                                   28,800       9,660
    CSC Steel Holdings Bhd                                  42,000      16,612
    Cypark Resources Bhd                                    21,500      14,540
*   Dayang Enterprise Holdings Bhd                          53,900      11,150
*   Destinii Bhd                                           105,900      16,385
    DRB-Hicom Bhd                                          155,700     103,670
    Eastern & Oriental Bhd                                 140,178      51,372
*   Eco World Development Group Bhd                        232,300      83,464
    Ekovest Bhd                                            237,050      60,378
    Engtex Group Bhd                                        77,300      21,571
    Evergreen Fibreboard Bhd                                67,500       9,941
    Felda Global Ventures Holdings Bhd                     222,900     114,803
    Gadang Holdings Bhd                                     82,250      24,451

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
MALAYSIA -- (Continued)
    GuocoLand Malaysia Bhd                                      51,700 $ 14,321
*   Hengyuan Refining Co. Bhd                                    8,200   27,038
    HeveaBoard Bhd                                              61,800   15,830
    Hiap Teck Venture Bhd                                      209,200   26,819
*   Hibiscus Petroleum Bhd                                     219,000   54,528
    Hock Seng LEE BHD                                           31,700   13,260
    Insas Bhd                                                   80,200   19,917
    IOI Properties Group Bhd                                   302,249  154,267
    Jaya Tiasa Holdings Bhd                                     70,100   19,186
    JCY International Bhd                                      117,100   12,892
    Kian JOO CAN Factory Bhd                                    15,800   11,955
*   KNM Group Bhd                                              319,100   20,367
    Kretam Holdings Bhd                                        135,700   23,992
*   KSL Holdings Bhd                                           107,100   28,256
    LBS Bina Group Bhd                                          54,100   32,831
    Magnum Bhd                                                 143,000   67,852
    Mah Sing Group Bhd                                         217,100   79,862
    Malayan Flour Mills Bhd                                     57,300   32,148
    Malaysia Building Society Bhd                              286,688   85,900
*   Malaysia Marine and Heavy Engineering Holdings Bhd          64,200   13,059
    Malaysian Resources Corp. Bhd                              373,000  114,403
    Malton Bhd                                                  69,200   16,572
    Matrix Concepts Holdings Bhd                                66,750   37,325
    Media Chinese International, Ltd.                          129,500   12,631
    Media Prima Bhd                                            168,000   29,273
    Mega First Corp. Bhd                                        32,300   31,085
    Mitrajaya Holdings Bhd                                      56,300   14,129
    MKH Bhd                                                     43,420   18,817
    MMC Corp. Bhd                                               92,500   47,348
*   MNRB Holdings Bhd                                            5,900    3,977
*   MPHB Capital Bhd                                           107,000   41,376
*   Mudajaya Group Bhd                                          92,500   21,931
    Muhibbah Engineering M Bhd                                  57,500   46,699
*   Mulpha International Bhd                                    20,120   13,106
*   OCK Group Bhd                                               75,700   16,760
    Paramount Corp. Bhd                                         29,700   14,451
*   Parkson Holdings Bhd                                        70,140    9,513
*   Perdana Petroleum Bhd                                       16,377    1,639
    Petron Malaysia Refining & Marketing Bhd                     8,200   24,198
    Pos Malaysia Bhd                                            33,100   41,800
    Protasco Bhd                                                39,250   10,978
    RGB International Bhd                                      287,000   20,150
    Sapura Energy Bhd                                          854,800  164,536
    Sarawak Oil Palms Bhd                                       45,385   43,624
    SP Setia Bhd Group                                           3,729    2,974
    Star Media Group Bhd                                        75,400   26,857
*   Sumatec Resources Bhd                                      805,800   16,186
    Sunway Bhd                                                 240,160  108,702
    Supermax Corp. Bhd                                          77,400   43,413
    Ta Ann Holdings Bhd                                         24,840   21,166
    TA Enterprise Bhd                                          239,700   38,971
    TA Global Bhd                                              119,500   11,034
    Taliworks Corp. Bhd                                         88,600   24,745

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
MALAYSIA -- (Continued)
    TAN Chong Motor Holdings Bhd                              37,700 $   16,542
    TDM Bhd                                                  203,910     24,369
    Thong Guan Industries Bhd                                 20,100     20,000
    Tropicana Corp. Bhd                                      108,634     25,485
    TSH Resources Bhd                                         96,200     40,636
    Tune Protect Group Bhd                                    80,800     21,521
    UEM Edgenta Bhd                                           39,400     25,241
*   UEM Sunrise Bhd                                          347,300    100,388
*   UMW Holdings Bhd                                          70,000    122,055
*   UMW Oil & Gas Corp. Bhd                                  594,639     49,319
    Unisem M Bhd                                              99,500     76,948
    United Malacca Bhd                                        15,200     25,072
    UOA Development Bhd                                      119,500     77,087
*   Vivocom International Holdings Bhd                       344,500     10,522
*   Wah Seong Corp. Bhd                                       53,700     20,105
*   WCT Holdings Bhd                                         171,311     68,536
    WTK Holdings Bhd                                          94,000     16,733
    Yinson Holdings Bhd                                      104,400    112,800
*   YNH Property Bhd                                          52,303     18,742
    YTL Corp. Bhd                                            641,682    251,685
                                                                     ----------
TOTAL MALAYSIA                                                        4,947,344
                                                                     ----------
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V. Class A                              447,841    560,410
    Alpek S.A.B. de C.V.                                      75,818    109,622
    Banregio Grupo Financiero S.A.B. de C.V.                  40,581    252,315
    Consorcio ARA S.A.B. de C.V. Series *                    158,657     66,492
    Controladora Vuela Cia de Aviacion S.A.B. de C.V.
*     Class A                                                 12,865     11,025
    Corp. Actinver S.A.B. de C.V.                             15,000     11,203
    Corpovael S.A. de C.V.                                    10,092      8,134
    Credito Real S.A.B. de C.V. SOFOM ER                      85,399    114,711
    Cydsa S.A.B. de C.V.                                       1,721      2,937
*   Elementia S.A.B. de C.V.                                  44,339     59,391
    Gentera S.A.B. de C.V.                                   105,421     95,669
*   Grupo Aeromexico S.A.B. de C.V.                           33,419     52,826
    Grupo Cementos de Chihuahua S.A.B. de C.V.                14,028     79,381
    Grupo Comercial Chedraui S.A. de C.V.                     72,412    161,112
    Grupo Elektra S.A.B. de C.V.                               1,240     45,270
*   Grupo Famsa S.A.B. de C.V. Class A                        33,963     21,752
    Grupo Financiero Interacciones SA de C.V. Class O         17,710     85,430
    Grupo Herdez S.A.B. de C.V. Series *                      44,487    104,909
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                    16,700      9,843
    Grupo Industrial Saltillo S.A.B. de C.V.                  27,431     49,374
    Grupo Rotoplas S.A.B. de C.V.                             29,184     46,555
    Grupo Sanborns S.A.B. de C.V.                             56,188     62,492
*   Grupo Simec S.A.B. de C.V. Series B                       17,895     61,776
*   Hoteles City Express S.A.B. de C.V.                       61,700     78,999
    Industrias Bachoco S.A.B. de C.V. Series B                37,929    195,313
*   Industrias CH S.A.B. de C.V. Series B                     32,748    146,763
    Industrias Penoles S.A.B. de C.V.                         11,145    258,269
*   La Comer S.A.B. de C.V.                                   89,944     91,579
    Megacable Holdings S.A.B. de C.V.                         30,041    137,666

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
MEXICO -- (Continued)
    Mexichem S.A.B. de C.V. Series *                         136,325 $  386,670
*   Minera Frisco S.A.B. de C.V. Class A1                    115,113     76,075
    Nemak S.A.B. de C.V.                                     128,545    107,606
    Organizacion Cultiba S.A.B. de C.V.                       69,200     58,002
*   Organizacion Soriana S.A.B. de C.V. Class B               40,351     88,217
    Rassini S.A.B. de C.V.                                     8,717     35,520
    Rassini S.A.B. De C.V. Class A                            23,226     48,444
    TV Azteca S.A.B. de C.V.                                 304,278     54,932
    Vitro S.A.B. de C.V. Series A                             22,198     83,309
                                                                     ----------
TOTAL MEXICO                                                          3,919,993
                                                                     ----------
NETHERLANDS -- (1.5%)
    Accell Group                                               3,570    103,277
    Aegon NV                                                 286,779  1,959,702
    APERAM SA                                                 14,890    885,522
    Arcadis NV                                                10,008    227,079
    ASM International NV                                      11,881    855,018
    ASR Nederland NV                                           6,259    273,398
    BinckBank NV                                              11,130     60,232
    Boskalis Westminster                                      19,319    770,902
    Brunel International NV                                    1,561     30,558
    ForFarmers NV                                              2,371     29,810
*   Fugro NV                                                  13,229    220,547
*   Heijmans NV                                                4,859     58,622
    Hunter Douglas NV                                            778     68,742
    Intertrust NV                                              3,817     69,989
    KAS Bank NV                                                2,750     35,344
    Kendrion NV                                                1,096     57,701
    Koninklijke BAM Groep NV                                  41,083    200,831
    Koninklijke Vopak NV                                       7,989    360,625
*   Lucas Bols NV                                                593     13,620
    Ordina NV                                                 15,728     31,145
    Philips Lighting NV                                        4,054    159,403
    Refresco Group NV                                          7,225    178,292
    SBM Offshore NV                                           44,899    838,566
*   Telegraaf Media Groep NV                                   2,312     16,960
*   TomTom NV                                                 19,133    208,303
    Van Lanschot Kempen NV                                     2,245     76,175
                                                                     ----------
TOTAL NETHERLANDS                                                     7,790,363
                                                                     ----------
NEW ZEALAND -- (0.4%)
    Abano Healthcare Group, Ltd.                               2,026     14,573
    Air New Zealand, Ltd.                                     79,766    180,834
    Arvida Group, Ltd.                                        42,676     40,335
    Chorus, Ltd.                                              64,866    196,914
    Comvita, Ltd.                                              2,240     15,072
    Evolve Education Group, Ltd.                               9,879      5,905
    Heartland Bank, Ltd.                                      60,265     91,851
    Kathmandu Holdings, Ltd.                                  29,332     52,492
    Metlifecare, Ltd.                                         27,624    126,133
    Metro Performance Glass, Ltd.                             11,586      8,025
*   New Zealand Oil & Gas, Ltd.                                1,942        979

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
    New Zealand Refining Co., Ltd. (The)                      30,409 $   56,044
    NZME, Ltd.(BD5W4X2)                                       28,793     17,590
    NZME, Ltd.(BD310N3)                                       15,550      9,611
    PGG Wrightson, Ltd.                                       27,472     11,543
    Sanford, Ltd.                                              7,981     47,152
    Scales Corp., Ltd.                                        15,172     53,735
    Skellerup Holdings, Ltd.                                  26,569     35,865
    SKY Network Television, Ltd.                              52,437    112,511
    SKYCITY Entertainment Group, Ltd.                         90,776    277,139
    Steel & Tube Holdings, Ltd.                                7,277     11,637
    Summerset Group Holdings, Ltd.                            38,808    164,419
*   Synlait Milk, Ltd.                                        10,066     51,904
    Tegel Group Holdings, Ltd.                                21,693     18,046
*   Tower, Ltd.                                               20,066      9,739
    Trade Me Group, Ltd.                                      58,677    195,009
    Trilogy International, Ltd.                                6,255     12,981
    Turners Automotive Group, Ltd.                             4,056      9,571
    Warehouse Group, Ltd. (The)                               13,394     20,310
                                                                     ----------
TOTAL NEW ZEALAND                                                     1,847,919
                                                                     ----------
NORWAY -- (0.8%)
*   Akastor ASA                                               32,353     65,546
    Aker ASA Class A                                           4,179    239,471
*   Aker Solutions ASA                                        24,083    138,880
    American Shipping Co. ASA                                  8,329     24,852
    Austevoll Seafood ASA                                     15,622    122,732
*   Avance Gas Holding, Ltd.                                   7,335     19,902
    Bonheur ASA                                                3,949     48,300
    Borregaard ASA                                             6,037     53,895
*   BW LPG, Ltd.                                              18,257     86,236
*   BW Offshore, Ltd.                                         17,950     89,496
*   DNO ASA                                                   58,115     74,265
*   DOF ASA                                                  124,543     10,496
*   Fred Olsen Energy ASA                                      7,263     20,615
    Frontline, Ltd.                                           12,607     58,484
    Grieg Seafood ASA                                          2,538     22,428
    Hoegh LNG Holdings, Ltd.                                   8,123     63,373
*   Kongsberg Automotive ASA                                  75,985     97,941
*   Kvaerner ASA                                              31,342     66,784
    Leroy Seafood Group ASA                                   28,820    146,769
*   Norwegian Air Shuttle ASA                                  3,501    102,506
    Ocean Yield ASA                                            7,604     68,571
*   Odfjell Drilling, Ltd.                                     6,000     28,286
    Odfjell SE Class A                                         8,358     33,364
*   Otello Corp. ASA                                          10,264     32,143
*   Petroleum Geo-Services ASA                                50,806    150,878
*   Prosafe SE                                                 1,025      1,567
*   Q-Free ASA                                                 3,003      3,080
*   REC Silicon ASA                                          331,659     49,541
    Sbanken ASA                                                8,758     90,222
    SpareBank 1 SR-Bank ASA                                   24,839    296,488
    Stolt-Nielsen, Ltd.                                        4,606     61,952

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
    Storebrand ASA                                            62,833 $  562,444
    Subsea 7 SA                                               45,313    705,802
    TGS NOPEC Geophysical Co. ASA                             13,500    339,153
*   Wallenius Wilhelmsen Logistics                             6,223     51,806
    Wilh Wilhelmsen Holding ASA Class A                        2,355     77,751
                                                                     ----------
TOTAL NORWAY                                                          4,106,019
                                                                     ----------
PHILIPPINES -- (0.3%)
*   Alliance Global Group, Inc.                              395,800    118,339
    Belle Corp.                                              371,000     27,687
    Cebu Air, Inc.                                            28,480     55,002
    China Banking Corp.                                      156,400    110,656
    Cosco Capital, Inc.                                      316,400     44,390
    East West Banking Corp.                                   84,500     47,590
*   EEI Corp.                                                 85,300     20,488
    Emperador, Inc.                                          201,000     31,977
    Energy Development Corp.                                 227,919     25,218
    Filinvest Land, Inc.                                   1,862,000     67,794
    First Philippine Holdings Corp.                           37,740     45,469
*   Global Ferronickel Holdings, Inc.                        206,000     10,187
*   Global-Estate Resorts, Inc.                              484,000     12,474
    Integrated Micro-Electronics, Inc.                        80,600     30,170
    Lopez Holdings Corp.                                     459,100     49,228
    Megaworld Corp.                                        1,553,000    149,865
    Nickel Asia Corp.                                        176,700     22,680
    Pepsi-Cola Products Philippines, Inc.                    178,000     10,050
    Petron Corp.                                             450,100     84,265
    Philex Mining Corp.                                      236,700     30,933
*   Philippine National Bank                                  44,770     51,488
    Phinma Energy Corp.                                      253,000      8,034
    Phoenix Petroleum Philippines, Inc.                       68,700     16,881
    RFM Corp.                                                131,000     12,310
    Rizal Commercial Banking Corp.                            55,220     54,025
    Robinsons Land Corp.                                     249,100    101,291
    Robinsons Retail Holdings, Inc.                           39,750     73,380
    San Miguel Corp.                                          14,110     39,620
    San Miguel Pure Foods Co., Inc.                            2,290     27,721
*   SSI Group, Inc.                                          211,000     12,587
    STI Education Systems Holdings, Inc.                     675,000     19,872
*   Top Frontier Investment Holdings, Inc.                     3,550     19,430
    Travellers International Hotel Group, Inc.               211,000     16,303
    Union Bank of the Philippines                             42,760     75,054
    Vista Land & Lifescapes, Inc.                            853,600    116,117
                                                                     ----------
TOTAL PHILIPPINES                                                     1,638,575
                                                                     ----------
POLAND -- (0.5%)
*   AB SA                                                        754      7,130
*   Agora SA                                                   7,238     31,162
    Alumetal SA                                                1,454     24,603
    Amica SA                                                     995     38,319
    Asseco Poland SA                                          20,142    279,755
*   Bank Millennium SA                                        23,271     66,620

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
POLAND -- (Continued)
*   Bank Ochrony Srodowiska SA                                 6,254 $   17,662
*   Ciech SA                                                   5,571    102,519
    ComArch SA                                                   890     49,221
    Dom Development SA                                           163      4,052
*   Emperia Holding SA                                         2,646     78,217
    Enea SA                                                   48,746    160,154
*   Getin Holding SA                                          94,432     42,015
*   Getin Noble Bank SA                                       94,443     51,704
    Grupa Azoty SA                                             4,673     98,982
    Grupa Lotos SA                                            16,202    287,099
*   Impexmetal SA                                             22,502     29,012
*   Jastrzebska Spolka Weglowa SA                              7,083    205,555
    Kernel Holding SA                                         10,447    158,869
    LC Corp. SA                                              119,236    111,887
    Lubelski Wegiel Bogdanka SA                                2,965     59,841
    Netia SA                                                  56,147     88,698
    Neuca SA                                                     329     26,518
    Orbis SA                                                   2,421     72,292
    Pfleiderer Group SA                                        1,404     16,272
*   PKP Cargo SA                                               6,978    126,083
*   Polnord SA                                                 7,163     22,629
*   Rafako SA                                                  6,118      9,318
    Stalexport Autostrady SA                                  20,914     27,937
    Stalprodukt SA                                               388     62,287
*   Tauron Polska Energia SA                                 251,276    227,583
    Trakcja SA                                                 3,837      8,227
*   Vistula Group SA                                          26,575     41,223
    Zespol Elektrowni Patnow Adamow Konin SA                   3,168     13,451
                                                                     ----------
TOTAL POLAND                                                          2,646,896
                                                                     ----------
PORTUGAL -- (0.3%)
*   Banco Comercial Portugues SA Class R                   1,789,026    714,313
    EDP Renovaveis SA                                         26,435    231,260
    NOS SGPS SA                                               11,476     78,125
    Sonae Capital SGPS SA                                     15,124     19,774
    Sonae SGPS SA                                            157,338    252,856
    Teixeira Duarte SA                                        25,366      8,548
                                                                     ----------
TOTAL PORTUGAL                                                        1,304,876
                                                                     ----------
SINGAPORE -- (0.7%)
    Accordia Golf Trust                                      114,000     60,334
*   Banyan Tree Holdings, Ltd.                                47,800     22,577
    Boustead Singapore, Ltd.                                  18,300     11,533
    Bukit Sembawang Estates, Ltd.                             31,700    156,711
    Centurion Corp., Ltd.                                     33,600     13,453
    China Aviation Oil Singapore Corp., Ltd.                  10,400     12,896
    China Sunsine Chemical Holdings, Ltd.                     25,400     21,652
    Chip Eng Seng Corp., Ltd.                                 72,300     55,552
    CSE Global, Ltd.                                          76,400     21,231
*   Delong Holdings, Ltd.                                      4,800     13,848
    Elec & Eltek International Co., Ltd.                       8,300     13,916
*   Ezion Holdings, Ltd.                                     327,060     32,706

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
SINGAPORE -- (Continued)
#*  Ezra Holdings, Ltd.                                       522,200 $ 15,862
    Far East Orchard, Ltd.                                     37,800   43,226
    Food Empire Holdings, Ltd.                                 46,100   23,690
*   Fragrance Group, Ltd.                                      90,400   10,939
    Frasers Centrepoint, Ltd.                                  29,600   48,524
    Frencken Group, Ltd.                                       48,900   25,298
    Golden Agri-Resources, Ltd.                               908,900  262,549
    GuocoLand, Ltd.                                            52,500   90,437
*   Halcyon Agri Corp., Ltd.                                   98,900   49,701
    Hi-P International, Ltd.                                   35,500   53,584
    Ho Bee Land, Ltd.                                          50,700  101,102
    Hong Fok Corp., Ltd.                                       59,290   39,081
    Hong Leong Asia, Ltd.                                      30,900   26,772
    Hong Leong Finance, Ltd.                                   20,600   42,201
    Hotel Grand Central, Ltd.                                  32,543   36,940
    Hutchison Port Holdings Trust                             765,600  316,634
    Hyflux, Ltd.                                               66,200   18,909
    Indofood Agri Resources, Ltd.                              72,700   22,085
    Japfa, Ltd.                                                55,000   21,797
    KSH Holdings, Ltd.                                         47,250   28,785
    Lian Beng Group, Ltd.                                      54,800   32,202
*   Midas Holdings, Ltd.                                      343,400   46,267
*   Nam Cheong, Ltd.                                          135,500    1,549
    Olam International, Ltd.                                   61,300  104,029
    OUE, Ltd.                                                  47,100   77,146
*   Pacc Offshore Services Holdings, Ltd.                      41,200   13,802
    QAF, Ltd.                                                  36,500   31,733
*   Raffles Education Corp., Ltd.                             105,800   21,397
    RHT Health Trust                                          114,200   70,972
    Roxy-Pacific Holdings, Ltd.                                27,200   11,996
    SembCorp Industries, Ltd.                                 102,300  264,356
    SembCorp Marine, Ltd.                                      91,300  173,513
    SIIC Environment Holdings, Ltd.                           135,000   55,567
    Sinarmas Land, Ltd.                                       163,500   47,927
    Sing Holdings, Ltd.                                        63,000   21,343
*   Sino Grandness Food Industry Group, Ltd.                   87,708   13,964
    Stamford Land Corp., Ltd.                                  17,400    6,845
    Sunningdale Tech, Ltd.                                     16,960   25,446
*   Swiber Holdings, Ltd.                                      92,600    1,440
    Tai Sin Electric, Ltd.                                     31,700   10,015
*   Tat Hong Holdings, Ltd.                                    50,300   18,572
    Tuan Sing Holdings, Ltd.                                  132,600   48,296
    United Engineers, Ltd.                                     71,900  144,597
    United Industrial Corp., Ltd.                              30,700   79,054
    United Overseas Insurance, Ltd.                             3,400   18,907
    UOB-Kay Hian Holdings, Ltd.                                34,700   37,850
    UOL Group, Ltd.                                            79,800  554,924
    UPP Holdings, Ltd.                                        100,900   20,039
    Vibrant Group, Ltd.                                        66,430   18,987
    Wee Hur Holdings, Ltd.                                     60,800   12,274
    Wheelock Properties Singapore, Ltd.                        49,500   73,995
    Wing Tai Holdings, Ltd.                                    65,300  120,495

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SINGAPORE -- (Continued)
*   Yongnam Holdings, Ltd.                                   48,400 $   12,873
                                                                    ----------
TOTAL SINGAPORE                                                      3,906,897
                                                                    ----------
SOUTH AFRICA -- (1.9%)
*   Adcorp Holdings, Ltd.                                    21,940     32,651
    Aeci, Ltd.                                               28,165    245,093
    African Oxygen, Ltd.                                     17,714     41,170
    African Rainbow Minerals, Ltd.                           24,515    263,645
    Alexander Forbes Group Holdings, Ltd.                   138,184     81,357
*   Allied Electronics Corp., Ltd. Class A                   33,365     35,838
    Alviva Holdings, Ltd.                                    23,869     35,103
    AngloGold Ashanti, Ltd.                                   1,099     12,254
    AngloGold Ashanti, Ltd. Sponsored ADR                    47,956    540,944
*   ArcelorMittal South Africa, Ltd.                         66,616     20,719
    Ascendis Health, Ltd.                                    32,492     32,403
    Assore, Ltd.                                              5,522    146,394
    Astral Foods, Ltd.                                        6,825    136,586
    Balwin Properties, Ltd.                                  22,231      9,953
    Barloworld, Ltd.                                         43,363    617,044
    Blue Label Telecoms, Ltd.                                92,421    106,021
    Caxton and CTP Publishers and Printers, Ltd.              3,840      3,760
    Clover Industries, Ltd.                                  19,045     24,105
    DataTec, Ltd.                                           109,080    284,250
    Distell Group, Ltd.                                       1,108     12,983
    DRDGOLD, Ltd.                                            57,915     17,954
*   enX Group, Ltd.                                          14,323     14,855
    EOH Holdings, Ltd.                                       16,493     89,120
    Exxaro Resources, Ltd.                                   35,210    424,532
    Gold Fields, Ltd.                                         5,457     23,633
    Gold Fields, Ltd. Sponsored ADR                         117,597    503,315
    Grand Parade Investments, Ltd.                           33,085      7,008
*   Grindrod, Ltd.                                          107,193    118,646
    Group Five, Ltd.                                         22,334     19,186
    Harmony Gold Mining Co., Ltd.                            54,951     94,382
    Harmony Gold Mining Co., Ltd. Sponsored ADR              39,848     70,531
    Hudaco Industries, Ltd.                                   5,065     63,044
    Hulamin, Ltd.                                            20,234      9,206
*   Impala Platinum Holdings, Ltd.                          120,613    370,473
    Imperial Holdings, Ltd.                                  27,601    661,853
    Invicta Holdings, Ltd.                                    9,305     44,191
    KAP Industrial Holdings, Ltd.                           260,731    188,012
    Kumba Iron Ore, Ltd.                                      6,570    198,713
    Lewis Group, Ltd.                                        20,668     58,203
    Liberty Holdings, Ltd.                                   26,500    293,766
*   Long4Life, Ltd.                                              --         --
    Merafe Resources, Ltd.                                  340,993     47,597
    Metair Investments, Ltd.                                 46,367     83,371
    MMI Holdings, Ltd.                                      205,994    393,559
    Mpact, Ltd.                                              33,536     76,560
    Murray & Roberts Holdings, Ltd.                          91,852     93,340
*   Nampak, Ltd.                                            134,646    173,256
    Omnia Holdings, Ltd.                                     13,854    170,510

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH AFRICA -- (Continued)
    Peregrine Holdings, Ltd.                               32,134 $    66,354
*   PPC, Ltd.                                             330,074     226,249
    Raubex Group, Ltd.                                     28,364      51,015
    RCL Foods, Ltd.                                        23,082      33,692
    Reunert, Ltd.                                          37,014     233,617
    Rhodes Food Group Pty, Ltd.                            21,827      40,478
*   Royal Bafokeng Platinum, Ltd.                          16,658      44,961
    Sappi, Ltd.                                            81,287     584,425
    Sibanye Gold, Ltd.                                    374,924     441,969
*   Super Group, Ltd.                                      73,978     279,268
    Telkom SA SOC, Ltd.                                    56,925     247,447
    Tongaat Hulett, Ltd.                                   25,298     245,255
    Transaction Capital, Ltd.                              57,255      81,016
    Trencor, Ltd.                                          36,271     147,896
    Tsogo Sun Holdings, Ltd.                               68,876     149,439
    Wilson Bayly Holmes-Ovcon, Ltd.                        10,522     140,865
                                                                  -----------
TOTAL SOUTH AFRICA                                                 10,005,035
                                                                  -----------
SOUTH KOREA -- (5.4%)
    ABco Electronics Co., Ltd.                              1,728      18,748
*   Ace Technologies Corp.                                  5,031      26,404
*   Actoz Soft Co., Ltd.                                    1,531      29,775
    Ahn-Gook Pharmaceutical Co., Ltd.                       2,130      32,803
    AJ Networks Co., Ltd.                                   4,166      30,234
*   AJ Rent A Car Co., Ltd.                                 4,808      55,569
    AK Holdings, Inc.                                       1,058      84,706
*   Alticast Corp.                                          4,648      24,929
    ALUKO Co., Ltd.                                         7,684      31,951
*   APS Holdings Corp.                                      2,667      20,831
    Asia Cement Co., Ltd.                                     439      53,284
    ASIA Holdings Co., Ltd.                                   317      39,933
    Asia Paper Manufacturing Co., Ltd.                      2,070      42,973
*   Asiana Airlines, Inc.                                  26,161     132,341
    Aurora World Corp.                                      2,074      23,505
    Austem Co., Ltd.                                        3,316      17,520
    Autech Corp.                                            2,921      36,775
    Avaco Co., Ltd.                                         1,548      11,338
    Baiksan Co., Ltd.                                       2,971      19,920
*   Barun Electronics Co., Ltd.                            19,672      32,226
    Binggrae Co., Ltd.                                      1,413      87,438
*   BioSmart Co., Ltd.                                      3,406      17,857
    Bluecom Co., Ltd.                                       2,360      15,681
    BNK Financial Group, Inc.                              49,369     489,583
*   Bohae Brewery Co., Ltd.                                20,618      19,699
    Bookook Securities Co., Ltd.                              685      18,026
    Busan City Gas Co., Ltd.                                  597      20,952
    BYC Co., Ltd.                                              48      13,681
    Byucksan Corp.                                         12,763      51,921
    Changhae Ethanol Co., Ltd.                              1,227      20,045
    Choheung Corp.                                             46      10,575
    Chokwang Paint, Ltd.                                    2,096      20,218
    Chongkundang Holdings Corp.                               745      54,471

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Chosun Refractories Co., Ltd.                                  264 $ 21,490
    CJ CheilJedang Corp.                                         1,087  364,917
    CJ Corp.                                                       240   41,348
    CJ Hello Co., Ltd.                                           7,875   69,381
*   CJ O Shopping Co., Ltd.                                        801  168,880
    CKD Bio Corp.                                                  780   19,113
    CROWNHAITAI Holdings Co., Ltd.                               1,460   21,666
    D.I Corp.                                                    4,636   21,611
    Dae Dong Industrial Co., Ltd.                                1,833   16,909
    Dae Hyun Co., Ltd.                                           6,011   15,623
*   Dae Won Chemical Co., Ltd.                                  10,060   26,181
    Dae Won Kang Up Co., Ltd.                                    6,480   29,568
*   Dae Young Packaging Co., Ltd.                               25,156   19,672
    Dae-Il Corp.                                                 1,815   14,761
*   Daea TI Co., Ltd.                                            9,991   17,594
    Daechang Forging Co., Ltd.                                     229   12,769
    Daehan Steel Co., Ltd.                                       2,678   25,469
    Daelim B&Co Co., Ltd.                                        2,646   16,965
    Daelim C&S Co., Ltd.                                           871    9,888
    Daelim Industrial Co., Ltd.                                  5,179  393,557
    Daeryuk Can Co., Ltd.                                        2,788   17,439
    Daesang Corp.                                                5,375  134,651
    Daesang Holdings Co., Ltd.                                   3,226   30,664
*   Daesung Industrial Co., Ltd.                                 3,004   13,591
    Daewon San Up Co., Ltd.                                      3,013   23,051
    Daishin Securities Co., Ltd.                                 6,759  103,441
*   Danal Co., Ltd.                                              5,767   30,681
    Dayou Automotive Seat Technology Co., Ltd.                  15,161   15,470
*   DB Financial Investment Co., Ltd.                            6,876   32,198
*   DB HiTek Co., Ltd.                                           9,776  135,303
    DB Insurance Co., Ltd.                                       6,835  462,979
*   DB, Inc.                                                    18,416   12,836
*   Deutsch Motors, Inc.                                         5,007   31,320
    DGB Financial Group, Inc.                                   31,798  369,004
    Digital Power Communications Co., Ltd.                       4,510   25,925
    DMS Co., Ltd.                                                3,345   24,078
    Dong A Eltek Co., Ltd.                                       2,808   33,923
*   Dong Ah Tire & Rubber Co., Ltd.                                993   12,456
    Dong-A Socio Holdings Co., Ltd.                                640   88,805
    Dong-Ah Geological Engineering Co., Ltd.                     2,403   29,432
    Dong-Il Corp.                                                  403   20,179
    Dongkuk Industries Co., Ltd.                                 7,943   32,351
    Dongkuk Steel Mill Co., Ltd.                                17,575  199,779
    Dongkuk Structures & Construction Co., Ltd.                  7,946   44,459
    DONGSUNG Corp.                                               7,984   49,936
    Dongwha Enterprise Co., Ltd.                                 1,322   47,211
    Dongwha Pharm Co., Ltd.                                      5,100   51,557
    Dongwon Development Co., Ltd.                               12,293   60,921
    Dongwon F&B Co., Ltd.                                          231   56,479
    Dongwon Industries Co., Ltd.                                   346  109,041
    Dongyang E&P, Inc.                                           1,094   13,377
    Doosan Corp.                                                   823   91,442
*   Doosan Engine Co., Ltd.                                     10,197   42,818

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
SOUTH KOREA -- (Continued)
    Doosan Heavy Industries & Construction Co., Ltd.            9,731 $154,900
*   Doosan Infracore Co., Ltd.                                 22,749  234,939
    DRB Holding Co., Ltd.                                       2,136   15,996
    DTR Automotive Corp.                                        1,077   33,822
    DY Corp.                                                    2,973   18,658
    e Tec E&C, Ltd.                                               348   47,117
    Eagon Industrial, Ltd.                                      1,585   13,919
    Easy Bio, Inc.                                             12,020   85,744
*   EcoBio Holdings Co., Ltd.                                   2,465   24,390
    Elentec Co., Ltd.                                           4,044   17,884
    EM-Tech Co., Ltd.                                           2,349   41,982
*   Emerson Pacific, Inc.                                       1,504   35,934
    Eugene Corp.                                               16,217   97,943
*   Eugene Investment & Securities Co., Ltd.                   10,226   40,159
    Eusu Holdings Co., Ltd.                                     2,459   17,432
    EVERDIGM Corp.                                              1,537   14,251
    Farmsco                                                     4,894   60,945
*   FarmStory Co., Ltd.                                        13,834   17,685
    Feelux Co., Ltd.                                            6,456   23,593
    Fila Korea, Ltd.                                            2,853  230,587
    Fine DNC Co., Ltd.                                          3,026   10,666
    Fine Semitech Corp.                                         2,994   15,532
    Fine Technix Co., Ltd.                                      9,610   24,064
*   Gamevil, Inc.                                                 643   40,965
    Gaon Cable Co., Ltd.                                          585   13,700
    Geumhwa PSC Co., Ltd.                                         414   16,911
    GMB Korea Corp.                                             2,946   29,782
    GOLFZONNEWDIN Co., Ltd.                                     8,152   44,388
*   GS Global Corp.                                            14,500   53,843
    GS Holdings Corp.                                           7,295  474,022
    Gwangju Shinsegae Co., Ltd.                                   168   38,231
    Halla Corp.                                                 2,965   11,369
    Halla Holdings Corp.                                        2,427  136,822
    Han Kuk Carbon Co., Ltd.                                    9,366   62,624
*   Hana Micron, Inc.                                           4,762   23,851
    Handsome Co., Ltd.                                          3,853  116,698
    Hanil Cement Co., Ltd.                                        924  144,323
*   Hanjin Heavy Industries & Construction Co., Ltd.           21,436   74,476
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.   3,532   13,717
*   Hanjin Kal Corp.                                           12,040  261,162
    Hanjin Transportation Co., Ltd.                             2,968   76,323
    Hankuk Paper Manufacturing Co., Ltd.                          784   17,766
    HanmiGlobal Co., Ltd.                                       2,096   20,426
    Hansae MK Co., Ltd.                                         1,730   20,332
    Hansae Yes24 Holdings Co., Ltd.                             1,461   15,067
    Hanshin Construction                                        1,594   36,936
*   Hansol Holdings Co., Ltd.                                   9,633   44,478
    Hansol HomeDeco Co., Ltd.                                  24,580   35,740
    Hansol Paper Co., Ltd.                                      4,708   68,315
*   Hanwha Chemical Corp.                                      19,926  656,557
    Hanwha Corp.                                                8,227  362,441
    Hanwha General Insurance Co., Ltd.                         15,243  129,180
*   Hanwha Investment & Securities Co., Ltd.                   35,649  121,451

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
SOUTH KOREA -- (Continued)
    Hanwha Life Insurance Co., Ltd.                            19,254 $135,264
*   Hanwha Techwin Co., Ltd.                                    4,557  143,601
    Hanyang Eng Co., Ltd.                                       2,781   35,028
    Hanyang Securities Co., Ltd.                                1,428   10,805
    Harim Co., Ltd.                                             8,073   26,615
    Harim Holdings Co., Ltd.                                   11,902   41,905
    Heung-A Shipping Co., Ltd.                                 41,773   32,785
*   Heungkuk Fire & Marine Insurance Co., Ltd.                 12,193   72,930
    Hitejinro Holdings Co., Ltd.                                1,504   14,431
    HMC Investment Securities Co., Ltd.                         4,374   50,776
    Home Center Holdings Co., Ltd.                             10,595   19,249
    HS R&A Co., Ltd.                                            6,290   16,555
    Humax Co., Ltd.                                             3,803   31,213
    Huons Global Co., Ltd.                                        933   58,930
    Husteel Co., Ltd.                                             923   13,796
    Huvis Corp.                                                 2,628   29,294
    Hwa Shin Co., Ltd.                                          3,479   14,920
    Hwangkum Steel & Technology Co., Ltd.                       2,211   27,629
    HwaSung Industrial Co., Ltd.                                2,631   40,224
    Hy-Lok Corp.                                                2,212   53,960
    Hyosung Corp.                                               3,099  391,657
    Hyundai BNG Steel Co., Ltd.                                 2,003   26,996
    Hyundai Corp.                                               2,531   49,603
    Hyundai Department Store Co., Ltd.                          2,864  278,877
    Hyundai Engineering & Construction Co., Ltd.               14,729  591,257
    Hyundai Engineering Plastics Co., Ltd.                      4,995   37,556
    Hyundai Greenfood Co., Ltd.                                 8,861  133,360
    Hyundai Livart Furniture Co., Ltd.                          1,926   52,412
    Hyundai Marine & Fire Insurance Co., Ltd.                  11,286  489,532
*   Hyundai Rotem Co., Ltd.                                     5,831   93,610
    Hyundai Wia Corp.                                           3,138  181,863
    I Controls, Inc.                                            1,114   15,712
*   IHQ, Inc.                                                  14,886   37,767
    Iljin Electric Co., Ltd.                                    6,663   29,685
    Iljin Holdings Co., Ltd.                                    3,429   19,088
    Ilshin Spinning Co., Ltd.                                     309   32,685
*   IM Co., Ltd.                                                2,644    8,588
    iMarketKorea, Inc.                                          4,396   41,789
*   INITECH Co., Ltd.                                           3,044   28,940
*   Insun ENT Co., Ltd.                                         4,199   30,704
    Interpark Holdings Corp.                                   10,966   43,489
    Inzi Controls Co., Ltd.                                     3,654   25,693
    IS Dongseo Co., Ltd.                                        3,523  129,637
    ISU Chemical Co., Ltd.                                      2,105   30,163
    IsuPetasys Co., Ltd.                                        5,166   21,283
    J.ESTINA Co., Ltd.                                          1,968   10,907
    JB Financial Group Co., Ltd.                               35,665  220,277
    JS Corp.                                                    1,234   19,083
    KAON Media Co., Ltd.                                        3,680   45,691
*   KB Financial Group, Inc.                                      636   39,966
    KC Green Holdings Co., Ltd.                                 6,254   34,892
    KCC Engineering & Construction Co., Ltd.                    1,945   16,293
*   KEC Corp.                                                  18,498   24,061

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
SOUTH KOREA -- (Continued)
    Keyang Electric Machinery Co., Ltd.                         5,858 $ 27,154
    KG Chemical Corp.                                           1,692   42,700
    KG Eco Technology Service Co., Ltd.                         6,425   26,688
    KGMobilians Co., Ltd.                                       5,395   48,049
    KH Vatec Co., Ltd.                                          2,850   41,772
    KISCO Corp.                                                 1,236   42,770
    KISCO Holdings Co., Ltd.                                      431   29,102
    KISWIRE, Ltd.                                               1,854   59,719
    KIWOOM Securities Co., Ltd.                                 1,653  165,601
*   KleanNara Co., Ltd.                                         4,228   17,493
*   KMH Co., Ltd.                                               2,719   29,323
    Kodaco Co., Ltd.                                            9,455   27,091
    Kolao Holdings                                              7,978   40,671
    Kolon Corp.                                                 1,778  102,207
    Kolon Global Corp.                                          2,010   19,986
    Kolon Industries, Inc.                                      2,777  211,659
    Kolon Plastic, Inc.                                         2,664   21,478
    Kopla Co., Ltd.                                             2,406   11,604
    Korea Airport Service Co., Ltd.                               412   20,560
    Korea Alcohol Industrial Co., Ltd.                          5,445   46,044
    Korea Autoglass Corp.                                       2,369   38,370
    Korea Cast Iron Pipe Industries Co., Ltd.                   2,203   20,476
    Korea Circuit Co., Ltd.                                     3,615   42,081
    Korea Electric Terminal Co., Ltd.                           1,465   95,731
    Korea Investment Holdings Co., Ltd.                         1,444  118,108
*   Korea Line Corp.                                            3,589  104,852
    Korea Petrochemical Ind Co., Ltd.                             499  154,776
*   Korean Air Lines Co., Ltd.                                  7,696  277,677
    Korean Reinsurance Co.                                     26,664  304,626
    Kortek Corp.                                                3,593   51,292
    KPX Chemical Co., Ltd.                                        632   40,355
    KSS LINE, Ltd.                                              4,280   39,115
*   KT Hitel Co., Ltd.                                          2,856   17,900
    KT Skylife Co., Ltd.                                        5,709   78,322
    KT Submarine Co., Ltd.                                      4,504   19,103
*   KTB Investment & Securities Co., Ltd.                      11,121   56,942
    KTCS Corp.                                                  8,880   19,582
    Ktis Corp.                                                  4,865   15,491
    Kukbo Design Co., Ltd.                                      1,254   25,107
    Kukdo Chemical Co., Ltd.                                    1,020   59,410
    Kukdong Oil & Chemicals Co., Ltd.                           4,043   13,193
    Kumho Industrial Co., Ltd.                                  5,014   47,496
    Kumho Petrochemical Co., Ltd.                                 562   54,181
*   Kumho Tire Co., Inc.                                       36,217  201,903
    Kumkang Kind Co., Ltd.                                        610   19,713
    Kwang Dong Pharmaceutical Co., Ltd.                         9,258   86,194
    Kwangju Bank Co., Ltd.                                      7,796   93,060
*   Kyeryong Construction Industrial Co., Ltd.                  1,246   22,389
    Kyobo Securities Co., Ltd.                                  6,572   72,901
    Kyung-In Synthetic Corp.                                    6,925   38,721
    Kyungbang, Ltd.                                             2,863   38,796
    Kyungchang Industrial Co., Ltd.                             2,837   10,358
    Kyungdong Pharm Co., Ltd.                                   2,543   63,818

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
*   LB Semicon, Inc.                                             4,621 $ 13,998
    LEADCORP, Inc. (The)                                         3,249   18,456
    Lee Ku Industrial Co., Ltd.                                  6,139   12,937
    LF Corp.                                                     5,690  182,224
    LG Hausys, Ltd.                                              1,935  165,808
    LG Innotek Co., Ltd.                                         2,076  242,896
    LG International Corp.                                       8,753  245,460
    LMS Co., Ltd.                                                2,000   17,087
    Lock & Lock Co., Ltd.                                        3,844   97,853
    Lotte Corp.                                                    173   11,327
    LOTTE Fine Chemical Co., Ltd.                                4,240  304,879
    Lotte Food Co., Ltd.                                            80   47,716
    LOTTE Himart Co., Ltd.                                       1,403  101,171
    Lotte Non-Life Insurance Co., Ltd.                          17,091   58,566
    LS Corp.                                                     2,748  203,232
    LS Industrial Systems Co., Ltd.                              2,433  157,080
*   Lumens Co., Ltd.                                            12,465   54,888
    Maeil Holdings Co., Ltd.                                     2,748   43,379
    MegaStudyEdu Co., Ltd.                                         251   16,953
*   Melfas, Inc.                                                 3,417   15,339
    Meritz Financial Group, Inc.                                 7,307  112,900
    Meritz Fire & Marine Insurance Co., Ltd.                    10,266  239,402
*   Mirae Asset Life Insurance Co., Ltd.                        21,444  108,445
    Miwon Chemicals Co., Ltd.                                      219   11,878
*   Miwon Specialty Chemical Co., Ltd.                             407   22,760
*   MNTech Co., Ltd.                                             5,576   27,221
    Mobase Co., Ltd.                                             4,897   29,252
    Moorim P&P Co., Ltd.                                         5,847   30,003
    Muhak Co., Ltd.                                              3,715   69,054
    Namhae Chemical Corp.                                        5,124   59,248
*   Namsun Aluminum Co., Ltd.                                   20,720   21,344
    Nexen Corp.                                                  7,723   54,960
    Nexen Tire Corp.                                            11,041  129,787
*   Next Entertainment World Co., Ltd.                           1,690   15,977
    NH Investment & Securities Co., Ltd.                        26,389  414,905
    NICE Holdings Co., Ltd.                                      4,219   66,544
    Nice Information & Telecommunication, Inc.                   1,182   27,010
*   NK Co., Ltd.                                                17,710   24,301
    Nong Shim Holdings Co., Ltd.                                   504   53,569
*   Nong Woo Bio Co., Ltd.                                       1,968   31,144
    Noroo Holdings Co., Ltd.                                     1,454   22,118
    NOROO Paint & Coatings Co., Ltd.                             2,353   19,520
    NS Shopping Co., Ltd.                                        4,509   68,151
    OCI Co., Ltd.                                                2,574  407,106
*   Omnisystem Co., Ltd.                                         5,220   12,735
    OptoElectronics Solutions Co., Ltd.                          1,998   22,542
*   Orbitech Co., Ltd.                                           6,320   23,463
*   Paik Kwang Industrial Co., Ltd.                              8,359   22,966
*   Pan-Pacific Co., Ltd.                                        5,062   16,764
    Paradise Co., Ltd.                                           9,384  207,811
    Partron Co., Ltd.                                            3,821   36,476
*   Paru Co., Ltd.                                               6,180   23,449
    Poongsan Corp.                                               5,289  249,020

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
SOUTH KOREA -- (Continued)
    POSCO Coated & Color Steel Co., Ltd.                          534 $ 15,992
    Posco Daewoo Corp.                                          4,008   90,430
*   Power Logics Co., Ltd.                                      6,041   35,356
    Protec Co., Ltd.                                            2,493   47,445
    Pyeong Hwa Automotive Co., Ltd.                             2,380   24,741
*   Redrover Co., Ltd.                                          8,624   33,601
*   RFTech Co., Ltd.                                            6,327   30,497
*   S Net Systems, Inc.                                         2,056   11,621
    S&S Tech Corp.                                              4,487   19,822
*   S&T Dynamics Co., Ltd.                                      6,461   51,275
    S&T Motiv Co., Ltd.                                         2,519  116,508
    S-Energy Co., Ltd.                                          2,950   20,249
*   S-MAC Co., Ltd.                                            21,292   27,762
*   S.Y. Panel Co., Ltd.                                        2,349   15,287
    Sajo Industries Co., Ltd.                                     771   51,912
    Sam Yung Trading Co., Ltd.                                  2,285   40,116
    Sambo Motors Co., Ltd.                                      2,920   25,391
    SAMHWA Paints Industrial Co., Ltd.                          1,801   13,902
    Samick Musical Instruments Co., Ltd.                       18,510   49,154
*   Samji Electronics Co., Ltd.                                 2,577   37,497
    Samkee Automotive Co., Ltd.                                 6,378   21,946
    Samkwang Glass Co., Ltd.                                      741   34,828
    Sammok S-Form Co., Ltd.                                     1,638   20,377
*   SAMPYO Cement Co., Ltd.                                     8,391   27,030
    Samsung Card Co., Ltd.                                      5,178  188,804
    Samsung Securities Co., Ltd.                               12,404  505,641
    SAMT Co., Ltd.                                             20,892   38,786
    Samyang Corp.                                                 930   89,215
    Samyang Holdings Corp.                                        987  112,315
    Sangsin Brake                                               2,584   19,147
    SAVEZONE I&C Corp.                                          3,550   16,139
    SBS Media Holdings Co., Ltd.                               14,468   47,022
*   SBW                                                        39,774   44,667
*   SDN Co., Ltd.                                              12,207   18,972
    Seah Besteel Corp.                                          3,572  106,179
    SeAH Holdings Corp.                                           197   29,156
    SeAH Steel Corp.                                              836   81,748
    Sebang Co., Ltd.                                            4,144   52,762
    Sebang Global Battery Co., Ltd.                             2,156   73,274
    Sebo Manufacturing Engineer Corp.                           1,650   19,180
    Sejong Industrial Co., Ltd.                                 3,498   29,460
    Sekonix Co., Ltd.                                           2,121   29,353
    Sempio Foods Co.                                                7      286
    Seohan Co., Ltd.                                           18,570   45,202
    Seohee Construction Co., Ltd.                              28,436   33,746
    SEOWONINTECH Co., Ltd.                                      2,304   17,796
    Seoyon Co., Ltd.                                            4,153   30,363
    Seoyon E-Hwa Co., Ltd.                                      3,569   36,357
*   Sewon Cellontech Co., Ltd.                                  8,944   29,285
*   SFA Semicon Co, Ltd.                                       20,425   48,187
*   SG Corp.                                                   23,910   21,205
*   Shin Poong Pharmaceutical Co., Ltd.                         5,587   44,753
    Shinsegae Engineering & Construction Co., Ltd.                576   17,266

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
SOUTH KOREA -- (Continued)
    Shinsegae Information & Communication Co., Ltd.               224 $ 26,224
    Shinsegae International, Inc.                                 567   44,427
    Shinsegae, Inc.                                               669  214,891
*   Shinsung Tongsang Co., Ltd.                                20,054   22,623
    Shinwha Intertek Corp.                                      5,026   12,585
*   Shinwon Corp.                                              11,290   21,687
*   Signetics Corp.                                            17,512   22,061
*   SIGONG TECH Co., Ltd.                                       2,445   19,694
    SIMMTECH Co., Ltd.                                          4,336   40,152
    SIMPAC, Inc.                                                4,120   17,220
    SK Gas, Ltd.                                                1,150  114,093
    SK Networks Co., Ltd.                                      21,936  133,495
    SKC Co., Ltd.                                               4,427  187,766
    SL Corp.                                                    3,492   88,492
    SMEC Co., Ltd.                                              3,430   13,402
    Songwon Industrial Co., Ltd.                                4,004   90,757
    SPG Co., Ltd.                                               1,805   14,392
    Spigen Korea Co., Ltd.                                        433   19,001
    Ssangyong Cement Industrial Co., Ltd.                       8,334  172,275
*   Ssangyong Motor Co.                                        10,759   59,238
    Suheung Co., Ltd.                                           1,636   54,828
    Sun Kwang Co., Ltd.                                         1,102   20,665
*   SundayToz Corp.                                             1,342   43,927
    Sung Bo Chemicals Co., Ltd.                                 3,534   20,021
    Sung Kwang Bend Co., Ltd.                                   5,510   60,325
    Sungchang Enterprise Holdings, Ltd.                        15,703   45,222
    Sungdo Engineering & Construction Co., Ltd.                 4,138   27,823
*   Sungshin Cement Co., Ltd.                                   6,047   35,729
    Sungwoo Hitech Co., Ltd.                                   11,667   77,058
    Sunjin Co., Ltd.                                            1,884   29,991
    Tae Kyung Industrial Co., Ltd.                              2,405   12,343
    Taekwang Industrial Co., Ltd.                                 107  138,159
*   Taewoong Co., Ltd.                                          3,164   71,501
*   Taeyoung Engineering & Construction Co., Ltd.              12,466  141,143
*   Taihan Textile Co., Ltd.                                      680    8,893
    Tailim Packaging Co., Ltd.                                  5,153   16,865
*   TBH Global Co., Ltd.                                        5,457   39,845
*   Tesna Co., Ltd.                                             1,271   15,681
*   Thinkware Systems Corp.                                     1,985   20,829
*   TK Chemical Corp.                                           7,026   14,356
    TK Corp.                                                    4,551   59,238
    Tong Yang Moolsan Co., Ltd.                                10,050   17,246
    Tongyang Life Insurance Co., Ltd.                          12,153   89,581
    Top Engineering Co., Ltd.                                   3,622   22,538
    Tovis Co., Ltd.                                             3,257   25,564
    TS Corp.                                                    1,334   30,911
*   Ubiquoss, Inc.                                                515   10,981
*   Ugint Co., Ltd.                                            17,576   24,682
    UIL Co., Ltd.                                               1,848   11,633
    Uju Electronics Co., Ltd.                                   2,001   26,478
    Unick Corp.                                                 3,772   28,743
    Unid Co., Ltd.                                              1,325   61,591
    Visang Education, Inc.                                      1,919   22,818

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
*   W Holding Co., Ltd.                                    31,598 $    17,610
*   WillBes & Co. (The)                                     9,359      15,810
*   Wonik Holdings Co., Ltd.                                9,905      71,972
*   Woongjin Co., Ltd.                                     12,662      33,908
*   Woongjin Thinkbig Co., Ltd.                             6,832      47,442
*   Woori Investment Bank Co., Ltd.                        72,754      47,012
*   Woorison F&G Co., Ltd.                                  9,592      23,404
    Wooshin Systems Co., Ltd.                               3,080      26,617
    Y G-1 Co., Ltd.                                         3,685      61,868
*   YeaRimDang Publishing Co., Ltd.                         4,964      47,659
    YESCO Co., Ltd.                                           680      28,467
    YG Entertainment, Inc.                                  1,775      49,174
    Yong Pyong Resort Co., Ltd.                             4,441      43,299
    YooSung T&S Co., Ltd.                                   5,774      21,428
    Youlchon Chemical Co., Ltd.                             2,408      45,432
    Young Poong Corp.                                          81      80,390
*   Youngone Corp.                                          5,729     170,865
    Youngone Holdings Co., Ltd.                             1,299      68,453
*   Yuanta Securities Korea Co., Ltd.                      29,890     139,306
    Zeus Co., Ltd.                                          1,279      20,670
                                                                  -----------
TOTAL SOUTH KOREA                                                  28,401,393
                                                                  -----------
SPAIN -- (1.6%)
    Acciona SA                                              8,040     727,969
    Acerinox SA                                            24,971     367,206
*   Adveo Group International SA                            2,813       9,988
    Applus Services SA                                     16,882     243,866
    Azkoyen SA                                              1,280      13,498
    Banco de Sabadell SA                                  912,089   2,167,858
*   Baron de Ley                                              359      49,380
    Construcciones y Auxiliar de Ferrocarriles SA           3,500     162,896
*   Deoleo SA                                              72,355      16,902
    Ebro Foods SA                                          14,540     358,122
*   eDreams ODIGEO SA                                      16,683     109,557
    Elecnor SA                                              6,480     103,043
    Enagas SA                                              22,514     613,310
    Ence Energia y Celulosa SA                             28,711     184,404
    Ercros SA                                              22,936      84,528
    Euskaltel SA                                           15,040     130,712
    Faes Farma SA(B1PQHS6)                                 36,326     132,145
    Faes Farma SA(BF5CRM6)                                    984       3,579
    Grupo Catalana Occidente SA                             8,380     392,122
    Iberpapel Gestion SA                                    1,420      60,669
*   Indra Sistemas SA                                           1          13
    Mapfre SA                                             181,725     645,289
    Melia Hotels International SA                          20,714     292,725
    Miquel y Costas & Miquel SA                             1,710      71,688
    NH Hotel Group SA                                      48,489     368,677
*   Obrascon Huarte Lain SA                                24,022     148,300
    Papeles y Cartones de Europa SA                         8,580     128,261
    Parques Reunidos Servicios Centrales SAU                1,336      23,287
    Prim SA                                                   827      10,739

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA                             37,493 $  311,705
*   Quabit Inmobiliaria SA                                    9,478     25,525
    Sacyr SA                                                 85,819    280,094
    Saeta Yield SA                                            8,429    117,495
    Talgo SA                                                 12,178     70,681
*   Telepizza Group SA                                        2,406     14,661
*   Tubacex SA                                               23,482    100,570
*   Tubos Reunidos SA                                        28,263     27,671
*   Vocento SA                                               20,755     36,848
                                                                    ----------
TOTAL SPAIN                                                          8,605,983
                                                                    ----------
SWEDEN -- (1.5%)
    AAK AB                                                    2,826    262,855
*   AcadeMedia AB                                               928      7,507
    Acando AB                                                15,967     61,681
    AddNode Group AB                                          3,905     39,408
    AF AB Class B                                             9,444    226,585
    Alimak Group AB                                           5,901     99,385
*   Arjo AB Class B                                          23,901     78,256
    Attendo AB                                               16,324    172,397
*   BE Group AB                                               1,919     14,360
    Beijer Alma AB                                            2,676     87,103
*   Beijer Electronics Group AB                               1,372      5,278
    Beijer Ref AB                                             4,230    183,629
    Bergman & Beving AB                                       4,158     43,845
    Betsson AB                                               21,031    170,607
    Bilia AB Class A                                         14,955    143,858
    BillerudKorsnas AB                                       23,421    360,614
    Bjorn Borg AB                                             2,840      9,766
    Bonava AB                                                 1,883     26,949
    Bonava AB Class B                                        11,478    163,745
    Bravida Holding AB                                       25,491    181,513
    Bufab AB                                                  5,860     78,221
    Bulten AB                                                 3,216     48,767
    Byggmax Group AB                                         10,027     61,547
    Capio AB                                                 11,487     65,305
    Cavotec SA                                                6,627     21,736
    Clas Ohlson AB Class B                                    1,503     20,828
*   Collector AB                                              2,979     31,359
    Com Hem Holding AB                                       14,358    249,524
    Concordia Maritime AB Class B                             6,501      9,453
    Coor Service Management Holding AB                        2,257     18,981
    Dometic Group AB                                         19,220    208,009
    Doro AB                                                   4,175     19,942
    Duni AB                                                   5,305     79,982
    Dustin Group AB                                           7,956     78,387
    Eastnine AB                                               3,086     34,998
    Elanders AB Class B                                       3,507     36,242
    Enea AB                                                   2,562     25,364
*   Fingerprint Cards AB Class B                             11,358     17,547
    Getinge AB Class B                                       23,901    327,510
    Granges AB                                               14,338    150,879

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SWEDEN -- (Continued)
    Gunnebo AB                                               9,209 $   42,540
*   Haldex AB                                                8,793    101,618
    HIQ International AB                                     2,039     17,690
    Holmen AB Class B                                        9,932    523,214
    Intrum Justitia AB                                         785     29,107
    Inwido AB                                                9,880    102,393
    JM AB                                                    7,803    176,008
    KappAhl AB                                              11,324     48,126
    Karo Pharma AB                                          10,038     46,388
    KNOW IT AB                                               3,970     83,847
    Lindab International AB                                 14,287    125,941
    Loomis AB Class B                                       10,153    405,942
    Mekonomen AB                                             4,200     76,801
*   Momentum Group AB Class B                                4,158     57,139
    MQ Holding AB                                            3,386     10,302
    Nederman Holding AB                                      1,077     35,081
*   Net Insight AB Class B                                  22,012     13,599
    New Wave Group AB Class B                                8,555     60,226
    Nobia AB                                                11,628     93,944
    Nobina AB                                               14,095     99,864
    Nolato AB Class B                                        2,774    186,639
    Nordax Group AB                                          9,151     61,032
    Nordic Waterproofing Holding A.S.                        2,551     23,967
    Opus Group AB                                           44,326     36,282
    Peab AB                                                 21,686    186,049
    Pricer AB Class B                                       29,801     34,365
*   Qliro Group AB                                          20,496     42,187
    Ratos AB Class B                                        42,705    201,100
    Recipharm AB Class B                                     6,661     80,972
    Resurs Holding AB                                        3,505     26,000
    Rottneros AB                                            11,881     10,500
*   SAS AB                                                  13,176     31,917
    Scandi Standard AB                                       8,652     69,290
    Scandic Hotels Group AB                                 10,032    110,999
    Semcon AB                                                2,598     15,778
    SkiStar AB                                               3,983     81,320
*   SSAB AB Class B(BPRBWM6)                                38,696    202,263
*   SSAB AB Class B(B17H3F6)                                 1,991     10,358
    Sweco AB Class B                                         2,543     57,408
    Swedol AB Class B                                       10,279     37,662
    Thule Group AB                                          10,341    235,384
    VBG Group AB Class B                                       781     13,945
                                                                   ----------
TOTAL SWEDEN                                                        7,829,109
                                                                   ----------
SWITZERLAND -- (3.4%)
    Allreal Holding AG                                       2,801    487,338
*   Alpiq Holding AG                                           471     36,840
    ALSO Holding AG                                            882    129,950
*   Arbonia AG                                               6,605    117,967
    Aryzta AG                                               17,320    466,295
    Autoneum Holding AG                                        496    164,014
    Baloise Holding AG                                       6,402  1,047,382

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES VALUE++
                                                              ------ --------
SWITZERLAND -- (Continued)
    Bank Cler AG                                                 772 $ 36,489
    Banque Cantonale de Geneve                                   335   60,612
    Banque Cantonale Vaudoise                                    391  328,888
    Bell Food Group AG                                           217  104,243
    Bellevue Group AG                                          2,224   62,833
    Berner Kantonalbank AG                                       788  156,984
    Bobst Group SA                                               986  129,296
    Bucher Industries AG                                       1,022  468,266
    Burckhardt Compression Holding AG                            420  156,119
    Calida Holding AG                                            948   36,698
    Carlo Gavazzi Holding AG                                      90   32,916
    Cembra Money Bank AG                                       4,545  448,346
    Cham Paper Holding AG                                         85   40,610
*   Cicor Technologies, Ltd.                                     389   32,508
    Cie Financiere Tradition SA                                  318   34,858
    Clariant AG                                               30,288  866,925
    Conzzeta AG                                                  224  272,713
    Daetwyler Holding AG                                         660  140,137
    DKSH Holding AG                                            2,728  255,085
*   Dottikon Es Holding AG                                        22   18,663
*   Dufry AG                                                   4,813  746,629
    EFG International AG                                      18,860  212,053
    Emmi AG                                                      338  256,286
    Energiedienst Holding AG                                   2,636   73,700
    Feintool International Holding AG                            327   45,357
    Flughafen Zurich AG                                        2,665  678,938
    GAM Holding AG                                            36,197  679,890
    Gurit Holding AG                                              73   81,663
    Helvetia Holding AG                                        1,329  791,766
    HOCHDORF Holding AG                                          202   65,796
    Huber & Suhner AG                                          1,614   94,123
    Hypothekarbank Lenzburg AG                                     8   39,209
    Implenia AG                                                2,265  164,312
    Jungfraubahn Holding AG                                      535   79,290
#   Kudelski SA                                                5,256   66,078
*   Lastminute.com NV                                          1,019   17,168
    Liechtensteinische Landesbank AG                           2,227  123,002
    Luzerner Kantonalbank AG                                     466  247,800
    MCH Group AG                                                 559   39,146
    Metall Zug AG Class B                                         36  144,490
    Mikron Holding AG                                          1,680   12,955
    Mobimo Holding AG                                          1,159  324,229
    OC Oerlikon Corp. AG                                      34,959  623,747
*   Orascom Development Holding AG                             2,310   41,506
    Orell Fuessli Holding AG                                      25    3,035
    Orior AG                                                     930   75,436
    Phoenix Mecano AG                                             98   67,183
    Plazza AG Class A                                            166   40,287
    Rieter Holding AG                                            544  145,271
    Romande Energie Holding SA                                    46   61,759
*   Schmolz + Bickenbach AG                                   96,862   83,180
    Schweiter Technologies AG                                    173  216,423
    SFS Group AG                                               2,831  355,732

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Siegfried Holding AG                                      715 $   255,907
    St Galler Kantonalbank AG                                 346     194,044
    Sulzer AG                                               2,351     334,115
    Sunrise Communications Group AG                         5,308     499,077
    Swiss Life Holding AG                                   4,696   1,763,337
    Swissquote Group Holding SA                             1,714      84,711
    Tamedia AG                                                536      80,056
    Thurgauer Kantonalbank                                    257      29,256
*   Tornos Holding AG                                       2,472      22,463
    Valiant Holding AG                                      3,187     384,946
    Valora Holding AG                                         570     209,765
    Vaudoise Assurances Holding SA                            219     124,065
    Vetropack Holding AG                                       32      64,314
*   Von Roll Holding AG                                    20,277      31,113
    Vontobel Holding AG                                     3,972     286,968
    VP Bank AG                                                545      86,876
    Walliser Kantonalbank                                   1,048     114,810
    Walter Meier AG                                           403      18,325
    Zehnder Group AG                                        1,774      82,202
    Zug Estates Holding AG Class B                             41      77,960
    Zuger Kantonalbank AG                                      22     133,735
                                                                  -----------
TOTAL SWITZERLAND                                                  17,708,459
                                                                  -----------
TAIWAN -- (5.0%)
    A-DATA Technology Co., Ltd.                            39,000      96,263
    AcBel Polytech, Inc.                                   69,000      53,858
    Ace Pillar Co., Ltd.                                   23,000      25,246
    ACES Electronic Co., Ltd.                              18,000      15,410
*   Acon Holding, Inc.                                     50,000      14,874
    Advanced International Multitech Co., Ltd.             32,000      35,093
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.     18,000      15,101
    Advanced Optoelectronic Technology, Inc.               19,000      23,816
    Advancetek Enterprise Co., Ltd.                        21,987      14,053
*   AGV Products Corp.                                    123,960      32,095
    Airmate Cayman International Co., Ltd.                 12,000      10,019
    Allis Electric Co., Ltd.                               57,000      23,173
    Alltek Technology Corp.                                31,552      21,970
    Alpha Networks, Inc.                                   54,000      48,589
    Altek Corp.                                            56,000      61,361
    Ambassador Hotel (The)                                 48,000      38,108
    AMPOC Far-East Co., Ltd.                               23,000      21,060
    AmTRAN Technology Co., Ltd.                           180,000     107,805
    Apacer Technology, Inc.                                19,000      24,898
    APCB, Inc.                                             39,000      36,126
    Apex International Co., Ltd.                           33,760      24,178
    Apex Medical Corp.                                     11,000      10,928
    Arcadyan Technology Corp.                              29,000      49,883
    Ardentec Corp.                                         68,430      90,019
    Asia Cement Corp.                                     379,000     390,246
    Asia Plastic Recycling Holding, Ltd.                   33,873      15,174
    Asia Tech Image, Inc.                                  13,000      22,091
    Asia Vital Components Co., Ltd.                        57,000      60,453

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Audix Corp.                                                 16,000 $ 23,332
    Avalue Technology, Inc.                                     15,000   25,373
    AVY Precision Technology, Inc.                              14,786   28,944
    Axiomtek Co., Ltd.                                          14,000   25,251
    Bank of Kaohsiung Co., Ltd.                                124,432   41,447
*   BenQ Materials Corp.                                        41,000   26,983
    BES Engineering Corp.                                      293,000   78,464
    Bin Chuan Enterprise Co., Ltd.                               9,000   12,548
    Boardtek Electronics Corp.                                  26,000   30,637
    Bright Led Electronics Corp.                                20,000   11,884
    Capital Futures Corp.                                       15,000   23,854
    Capital Securities Corp.                                   392,000  160,040
    Career Technology MFG. Co., Ltd.                            66,000   99,216
    Casetek Holdings, Ltd.                                      29,000  106,887
    Cathay Real Estate Development Co., Ltd.                   128,600   73,028
    Cayman Engley Industrial Co., Ltd.                           4,000   22,642
    Celxpert Energy Corp.                                       21,000   30,659
    Central Reinsurance Co., Ltd.                               36,000   21,908
    Chain Chon Industrial Co., Ltd.                             19,000   11,110
*   Champion Building Materials Co., Ltd.                       77,000   22,522
    Chang Wah Electromaterials, Inc.                             4,000   20,024
    Channel Well Technology Co., Ltd.                           13,000   14,403
    Chant Sincere Co., Ltd.                                     16,000   16,242
    CHC Healthcare Group                                        20,000   24,245
    Chen Full International Co., Ltd.                           14,000   22,752
    Cheng Fwa Industrial Co., Ltd.                              34,000   20,842
    Cheng Loong Corp.                                          153,000   83,427
    Cheng Uei Precision Industry Co., Ltd.                      91,000  143,246
    Chenming Mold Industry Corp.                                18,000   12,451
    Chilisin Electronics Corp.                                  18,963   63,170
    Chime Ball Technology Co., Ltd.                             10,000   22,272
*   Chimei Materials Technology Corp.                          108,000   45,388
    Chin-Poon Industrial Co., Ltd.                              72,000  133,764
*   China Airlines, Ltd.                                       462,000  191,329
    China Bills Finance Corp.                                  192,000  102,418
    China Chemical & Pharmaceutical Co., Ltd.                   61,000   38,859
*   China Electric Manufacturing Corp.                          61,000   21,769
    China General Plastics Corp.                                54,631   62,911
    China Metal Products                                        53,000   51,675
    China Steel Structure Co., Ltd.                             24,000   17,753
    China Synthetic Rubber Corp.                                86,100  145,032
    China Wire & Cable Co., Ltd.                                26,000   21,574
    Chinese Maritime Transport, Ltd.                            39,710   40,956
    Chipbond Technology Corp.                                  112,000  258,436
    ChipMOS TECHNOLOGIES, Inc.                                  42,000   38,404
    Chong Hong Construction Co., Ltd.                           32,000   96,372
    Chun Yuan Steel                                            104,000   41,016
*   Chung Hung Steel Corp.                                     156,000   69,286
    Chung Hwa Pulp Corp.                                        96,015   37,684
    Chung-Hsin Electric & Machinery Manufacturing Corp.         66,000   47,798
    Chyang Sheng Dyeing & Finishing Co., Ltd.                   36,000   28,563
    Clevo Co.                                                  108,000  104,779
*   CMC Magnetics Corp.                                        321,000   53,499

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
TAIWAN -- (Continued)
    Coland Holdings, Ltd.                                      14,000 $ 17,008
    Compal Electronics, Inc.                                  706,000  525,572
    Compeq Manufacturing Co., Ltd.                            164,000  203,297
*   Concord Securities Co., Ltd.                               97,000   31,722
    Continental Holdings Corp.                                102,000   56,937
    Contrel Technology Co., Ltd.                               15,000    8,309
    Coretronic Corp.                                           93,000  122,066
    Coxon Precise Industrial Co., Ltd.                         15,000   16,074
*   CSBC Corp. Taiwan                                         119,000   58,280
    CviLux Corp.                                               17,000   18,003
    CyberTAN Technology, Inc.                                  49,000   33,835
    D-Link Corp.                                              159,000   71,153
    DA CIN Construction Co., Ltd.                              37,000   23,309
    Da-Li Development Co., Ltd.                                12,000   13,764
    Dafeng TV, Ltd.                                            12,000   14,622
*   Danen Technology Corp.                                     74,000   18,153
    Darfon Electronics Corp.                                   52,000   54,394
    Darwin Precisions Corp.                                    76,000   93,614
    De Licacy Industrial Co., Ltd.                             41,000   35,327
    Depo Auto Parts Ind Co., Ltd.                              20,000   62,725
    Dimerco Express Corp.                                      19,000   13,761
*   Dynamic Electronics Co., Ltd.                              73,000   27,906
    Dynapack International Technology Corp.                    32,000   50,765
    E Ink Holdings, Inc.                                       17,000   30,904
    Edimax Technology Co., Ltd.                                60,000   20,355
*   Edison Opto Corp.                                          24,000   13,202
    Edom Technology Co., Ltd.                                  21,000   14,394
    Elite Semiconductor Memory Technology, Inc.                50,000   76,422
*   Elitegroup Computer Systems Co., Ltd.                      67,000   43,011
    ENG Electric Co., Ltd.                                     39,520    9,556
    EnTie Commercial Bank Co., Ltd.                           110,000   50,719
*   Epileds Technologies, Inc.                                 28,000   21,442
*   Epistar Corp.                                             209,000  368,442
    Eson Precision Ind. Co., Ltd.                              15,000   22,227
    Eternal Materials Co., Ltd.                               147,000  155,867
    Eva Airways Corp.                                         301,172  159,432
    Everest Textile Co., Ltd.                                  67,600   33,524
    Evergreen International Storage & Transport Corp.          93,000   44,486
*   Evergreen Marine Corp. Taiwan, Ltd.                       261,762  154,488
    Everlight Chemical Industrial Corp.                        81,450   51,539
    Everlight Electronics Co., Ltd.                            90,000  141,367
    Everspring Industry Co., Ltd.                              31,000   12,989
    Excelsior Medical Co., Ltd.                                15,000   23,499
    EZconn Corp.                                                9,000   13,056
    Far Eastern Department Stores, Ltd.                       223,000  119,670
    Far Eastern International Bank                            466,549  154,630
    Farglory Land Development Co., Ltd.                        67,000   74,000
    Federal Corp.                                              75,480   34,793
    Feedback Technology Corp.                                   8,400   36,661
    Feng Hsin Steel Co., Ltd.                                  78,000  160,300
    First Hi-Tec Enterprise Co., Ltd.                          13,000   15,686
    First Hotel                                                26,628   14,431
    First Insurance Co., Ltd. (The)                            37,000   18,207

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
TAIWAN -- (Continued)
*   First Steamship Co., Ltd.                                123,676 $ 35,381
    FocalTech Systems Co., Ltd.                               46,000   47,586
    Forest Water Environment Engineering Co., Ltd.            11,000   24,241
    Formosa Laboratories, Inc.                                19,000   37,328
    Formosa Optical Technology Co., Ltd.                       1,000    2,227
    Formosan Union Chemical                                   61,242   38,210
    Fortune Electric Co., Ltd.                                33,000   23,722
    Founding Construction & Development Co., Ltd.             24,000   13,294
    Froch Enterprise Co., Ltd.                                27,000   15,578
    Fulgent Sun International Holding Co., Ltd.               13,292   32,769
    Fulltech Fiber Glass Corp.                                72,000   58,551
    Gallant Precision Machining Co., Ltd.                     37,000   26,953
    Gemtek Technology Corp.                                   63,000   60,703
    Getac Technology Corp.                                    75,000  111,810
    Giantplus Technology Co., Ltd.                            40,000   25,128
    Gigabyte Technology Co., Ltd.                            109,000  271,715
    Ginko International Co., Ltd.                              9,000   72,517
*   Gintech Energy Corp.                                     119,304   71,608
    Global Brands Manufacture, Ltd.                           72,000   31,224
    Global Lighting Technologies, Inc.                        23,000   33,603
    Global Mixed Mode Technology, Inc.                        10,000   23,455
    Globe Union Industrial Corp.                              27,000   18,061
    Gloria Material Technology Corp.                         108,880   75,604
*   GlycoNex, Inc.                                            13,000   12,657
*   Gold Circuit Electronics, Ltd.                            86,000   30,220
*   Goldsun Building Materials Co., Ltd.                     253,000   83,354
    Grand Ocean Retail Group, Ltd.                            18,000   14,199
    Grand Pacific Petrochemical                              188,000  185,203
    Great China Metal Industry                                26,000   22,602
    Great Wall Enterprise Co., Ltd.                           97,000  113,088
    Greatek Electronics, Inc.                                 39,000   75,733
*   Green Energy Technology, Inc.                             27,000   16,189
    Green Seal Holding, Ltd.                                  17,000   36,582
    GTM Holdings Corp.                                        20,000   12,217
    Hannstar Board Corp.                                      73,000   50,500
    HannStar Display Corp.                                   567,000  207,390
*   HannsTouch Solution, Inc.                                141,000   43,504
    Hanpin Electron Co., Ltd.                                  9,000    8,878
*   Harvatek Corp.                                            29,000   20,327
    Hey Song Corp.                                            47,000   50,315
    Hiroca Holdings, Ltd.                                     13,000   49,936
    Hitron Technology, Inc.                                   39,000   28,003
*   Ho Tung Chemical Corp.                                   154,577   50,381
*   Hocheng Corp.                                             56,000   18,955
    Holy Stone Enterprise Co., Ltd.                           26,600  102,108
    Hong Pu Real Estate Development Co., Ltd.                 47,000   36,414
    Hong YI Fiber Industry Co.                                30,000   22,414
*   Horizon Securities Co., Ltd.                              56,000   16,028
    Hsin Kuang Steel Co., Ltd.                                44,000   46,735
    Huaku Development Co., Ltd.                               49,000  121,975
    Huang Hsiang Construction Corp.                           17,000   18,092
    Hung Ching Development & Construction Co., Ltd.           33,000   29,090
    Hung Sheng Construction, Ltd.                             89,000   82,709

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
TAIWAN -- (Continued)
    Hwa Fong Rubber Industrial Co., Ltd.                       85,800 $ 44,137
*   I-Chiun Precision Industry Co., Ltd.                       53,000   20,658
    I-Sheng Electric Wire & Cable Co., Ltd.                    17,000   26,288
*   Ichia Technologies, Inc.                                   47,000   26,564
    Ideal Bike Corp.                                           28,000   12,723
    IEI Integration Corp.                                      42,000   58,439
    Inpaq Technology Co., Ltd.                                 15,000   13,997
    Inventec Corp.                                            275,000  224,447
    Jarllytec Co., Ltd.                                         6,000   10,284
    Jentech Precision Industrial Co., Ltd.                     12,000   28,918
    Jess-Link Products Co., Ltd.                               17,250   17,791
    Jih Sun Financial Holdings Co., Ltd.                      340,407   97,243
    Johnson Health Tech Co., Ltd.                              20,000   24,039
    K Laser Technology, Inc.                                   43,000   24,247
    Kaori Heat Treatment Co., Ltd.                             10,000   14,590
    Kaulin Manufacturing Co., Ltd.                             16,000   13,824
    KEE TAI Properties Co., Ltd.                              104,000   37,256
    Kenda Rubber Industrial Co., Ltd.                         105,000  133,259
    Kenmec Mechanical Engineering Co., Ltd.                    53,000   22,347
*   Key Ware Electronics Co., Ltd.                             37,000   15,817
    Kindom Construction Corp.                                  69,000   52,858
    King Chou Marine Technology Co., Ltd.                      10,200   11,135
    King Yuan Electronics Co., Ltd.                           237,000  244,907
    King's Town Bank Co., Ltd.                                159,000  227,807
*   King's Town Construction Co., Ltd.                         27,000   21,263
    Kinko Optical Co., Ltd.                                    32,000   41,139
    Kinpo Electronics                                         263,000   97,029
    Kinsus Interconnect Technology Corp.                       66,000  114,087
    Kung Sing Engineering Corp.                                35,000   20,343
*   Kuo Toong International Co., Ltd.                          44,200   31,799
*   Kuoyang Construction Co., Ltd.                             68,000   37,501
    Kwong Fong Industries Corp.                                15,444    8,890
    Kwong Lung Enterprise Co., Ltd.                            10,000   16,453
    L&K Engineering Co., Ltd.                                  41,000   48,901
*   LAN FA Textile                                             36,000   11,287
    Lanner Electronics, Inc.                                   15,000   22,201
    Laser Tek Taiwan Co., Ltd.                                 12,000   12,475
    LCY Chemical Corp.                                         97,000  150,131
*   Lealea Enterprise Co., Ltd.                               153,000   60,314
    Ledlink Optics, Inc.                                       11,000   16,822
    LEE CHI Enterprises Co., Ltd.                              53,000   20,910
*   Leofoo Development Co., Ltd.                               69,000   19,119
*   LES Enphants Co., Ltd.                                     44,000   18,187
*   Lextar Electronics Corp.                                   76,000   63,250
*   Li Peng Enterprise Co., Ltd.                              113,000   33,555
    Lian HWA Food Corp.                                        12,000   14,113
    Lien Hwa Industrial Corp.                                 118,495  153,479
    Lingsen Precision Industries, Ltd.                         91,000   47,640
    Lite-On Semiconductor Corp.                                45,000   68,876
    Long Bon International Co., Ltd.                           83,000   41,821
    Long Chen Paper Co., Ltd.                                 104,025  119,096
    Lotes Co., Ltd.                                             8,000   48,711
*   Lotus Pharmaceutical Co., Ltd.                             18,000   29,988

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
TAIWAN -- (Continued)
    Lucky Cement Corp.                                         37,000 $ 10,784
    Lumax International Corp., Ltd.                            11,700   23,245
    Macroblock, Inc.                                            6,300   14,385
    Marketech International Corp.                              18,000   24,780
    Masterlink Securities Corp.                               225,305   69,507
    Mayer Steel Pipe Corp.                                     27,000   13,101
    Meiloon Industrial Co.                                     20,000   23,284
    Mercuries & Associates Holding, Ltd.                       82,818   70,911
*   Mercuries Life Insurance Co., Ltd.                        190,010  104,259
*   Microbio Co., Ltd.                                         65,000   49,039
    MIN AIK Technology Co., Ltd.                               32,000   29,289
    Mobiletron Electronics Co., Ltd.                           17,000   23,049
*   Motech Industries, Inc.                                    97,059   75,408
    MPI Corp.                                                   9,000   21,322
    Nang Kuang Pharmaceutical co., Ltd.                        18,000   23,410
    Nantex Industry Co., Ltd.                                  61,550   48,856
*   Neo Solar Power Corp.                                     187,071   89,132
    Nexcom International Co., Ltd.                             12,000   13,415
    Nichidenbo Corp.                                           21,000   27,314
    Nien Hsing Textile Co., Ltd.                               17,000   14,678
    OptoTech Corp.                                             84,178   65,602
    Orient Europharma Co., Ltd.                                 7,000   19,448
*   Orient Semiconductor Electronics, Ltd.                    137,000   42,725
    Oriental Union Chemical Corp.                             109,000  111,579
    Pacific Construction Co.                                   25,000   10,547
    Pan Jit International, Inc.                                53,000   66,092
    Pan-International Industrial Corp.                         83,000   72,116
*   Phihong Technology Co., Ltd.                               49,259   22,466
*   Power Quotient International Co., Ltd.                     35,000   14,741
*   President Securities Corp.                                199,111  105,253
    Prince Housing & Development Corp.                        252,000  108,821
    Promate Electronic Co., Ltd.                               21,000   20,900
*   Promise Technology, Inc.                                   27,000    9,626
    Qisda Corp.                                               248,000  180,687
    Qualipoly Chemical Corp.                                   18,000   20,945
    Quintain Steel Co., Ltd.                                   62,000   24,246
    Radiant Opto-Electronics Corp.                             87,000  220,835
    Rechi Precision Co., Ltd.                                  44,000   44,291
    Rich Development Co., Ltd.                                 92,000   31,589
*   Ritek Corp.                                               433,954   83,528
*   Roo Hsing Co., Ltd.                                       177,000  112,634
    Rotam Global Agrosciences, Ltd.                            10,000    9,345
    Sampo Corp.                                                96,000   44,032
    San Fang Chemical Industry Co., Ltd.                       33,000   37,931
    Sanyang Motor Co., Ltd.                                    85,000   61,399
    SCI Pharmtech, Inc.                                        11,000   22,699
    Sesoda Corp.                                               28,665   31,172
    Shan-Loong Transportation Co., Ltd.                        28,000   31,215
    Sharehope Medicine Co., Ltd.                               14,700   18,187
    Sheng Yu Steel Co., Ltd.                                   26,000   24,974
    ShenMao Technology, Inc.                                   20,000   18,388
    Shih Her Technologies, Inc.                                12,000   16,635
*   Shih Wei Navigation Co., Ltd.                              42,000   13,277

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
TAIWAN -- (Continued)
    Shin Kong Financial Holding Co., Ltd.                   1,370,000 $502,636
    Shin Zu Shing Co., Ltd.                                    37,000  107,170
*   Shining Building Business Co., Ltd.                        96,600   37,233
    Shinkong Insurance Co., Ltd.                               36,000   36,522
    Shinkong Synthetic Fibers Corp.                           208,000   69,441
    Sigurd Microelectronics Corp.                              64,000   79,759
    Simplo Technology Co., Ltd.                                34,800  222,089
    Sincere Navigation Corp.                                   61,000   42,209
    Sinher Technology, Inc.                                     6,000   10,164
    Sino-American Silicon Products, Inc.                       90,000  313,118
    Sinon Corp.                                                72,000   41,503
    SinoPac Financial Holdings Co., Ltd.                      659,295  227,170
    Sinphar Pharmaceutical Co., Ltd.                           17,680   13,705
    Sirtec International Co., Ltd.                             21,000   28,795
    Siward Crystal Technology Co., Ltd.                        49,000   37,169
*   Solar Applied Materials Technology Co.                     42,314   32,526
*   Solartech Energy Corp.                                     57,000   29,616
    Solteam Electronics Co., Ltd.                               8,080   11,091
    Sonix Technology Co., Ltd.                                 10,000   12,039
    Southeast Cement Co., Ltd.                                 40,000   19,212
    Standard Chemical & Pharmaceutical Co., Ltd.               12,000   14,501
    Stark Technology, Inc.                                     12,800   16,004
    Sunko INK Co., Ltd.                                        36,000   16,054
    Sunrex Technology Corp.                                    36,535   21,758
    Sunspring Metal Corp.                                      32,000   39,155
    Supreme Electronics Co., Ltd.                              52,244   50,751
    Swancor Holding Co., Ltd.                                  11,000   31,124
    Sweeten Real Estate Development Co., Ltd.                  36,000   21,037
    Syncmold Enterprise Corp.                                  29,000   63,111
    Sysage Technology Co., Ltd.                                23,100   24,787
*   Sysgration                                                 67,000   17,856
    Systex Corp.                                               32,000   65,699
    T3EX Global Holdings Corp.                                 18,000   14,357
    TA Chen Stainless Pipe                                    123,205  102,765
*   Ta Ya Electric Wire & Cable                               108,000   49,202
    TA-I Technology Co., Ltd.                                  26,448   29,404
    Tah Hsin Industrial Corp.                                  15,000   13,525
    Tai Tung Communication Co., Ltd.                           27,000   19,126
    Taichung Commercial Bank Co., Ltd.                        445,786  154,444
    Taiflex Scientific Co., Ltd.                               36,460   66,184
    Tainan Enterprises Co., Ltd.                               18,000   14,885
    Tainan Spinning Co., Ltd.                                 266,000  125,729
*   Tainergy Tech Co., Ltd.                                    55,000   23,392
*   Taisun Enterprise Co., Ltd.                                 9,650    5,382
*   Taita Chemical Co., Ltd.                                   62,000   29,440
    Taiwan Business Bank                                      797,065  236,264
    Taiwan Cement Corp.                                       131,880  170,319
    Taiwan Chinsan Electronic Industrial Co., Ltd.             12,000   28,767
    Taiwan Fertilizer Co., Ltd.                               152,000  208,341
    Taiwan Fire & Marine Insurance Co., Ltd.                   48,000   34,396
    Taiwan FU Hsing Industrial Co., Ltd.                       24,000   30,827
*   Taiwan Glass Industry Corp.                               149,968   99,811
    Taiwan Hon Chuan Enterprise Co., Ltd.                      49,000   94,467

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
TAIWAN -- (Continued)
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.             38,000 $ 26,054
*   Taiwan Land Development Corp.                             129,466   45,094
    Taiwan Line Tek Electronic                                 26,000   27,839
*   Taiwan Navigation Co., Ltd.                                35,000   19,801
    Taiwan PCB Techvest Co., Ltd.                              48,000   51,477
*   Taiwan Prosperity Chemical Corp.                           16,000   20,062
*   Taiwan Pulp & Paper Corp.                                  49,000   32,105
    Taiwan Sakura Corp.                                        16,000   22,225
    Taiwan Shin Kong Security Co., Ltd.                        40,000   53,149
    Taiwan Styrene Monomer                                     74,000   54,126
    Taiwan Surface Mounting Technology Corp.                   53,000   55,309
    Taiwan TEA Corp.                                          133,000   69,765
    Taiyen Biotech Co., Ltd.                                   28,000   27,072
    Tayih Lun An Co., Ltd.                                     10,000   12,918
    Teco Electric and Machinery Co., Ltd.                     271,000  260,962
    Test Research, Inc.                                        20,000   31,143
    Test Rite International Co., Ltd.                          29,000   22,727
*   Tex-Ray Industrial Co., Ltd.                               30,000   13,258
    Thye Ming Industrial Co., Ltd.                             36,000   49,175
    Ton Yi Industrial Corp.                                   170,000   80,771
    Tong Yang Industry Co., Ltd.                               71,000  130,666
    Tong-Tai Machine & Tool Co., Ltd.                          27,000   18,852
    TOPBI International Holdings, Ltd.                          7,686   28,697
    Topco Technologies Corp.                                    8,000   19,589
    Topkey Corp.                                                6,000   18,328
    Topoint Technology Co., Ltd.                               32,000   22,946
*   TPK Holding Co., Ltd.                                      74,000  263,193
    Transcend Information, Inc.                                35,000  101,170
    Tripod Technology Corp.                                    66,000  212,729
    Tsann Kuen Enterprise Co., Ltd.                            20,000   16,401
*   TSEC Corp.                                                 68,903   23,170
    TSRC Corp.                                                116,000  142,716
    Tung Ho Steel Enterprise Corp.                            157,000  140,495
    TXC Corp.                                                  53,000   74,587
    TYC Brother Industrial Co., Ltd.                           42,000   46,364
*   Tycoons Group Enterprise                                  100,000   23,289
    Tyntek Corp.                                               65,000   37,931
    U-Ming Marine Transport Corp.                              91,000  120,734
    UDE Corp.                                                  13,000   24,309
    Unimicron Technology Corp.                                288,000  209,870
    Union Bank Of Taiwan                                      234,000   76,409
    Unitech Computer Co., Ltd.                                 20,000   13,656
*   Unitech Printed Circuit Board Corp.                        79,000   62,758
    United Radiant Technology                                  36,000   23,526
*   Unity Opto Technology Co., Ltd.                            91,000   36,821
    Universal Cement Corp.                                     95,277   74,593
*   Universal Microelectronics Co., Ltd.                       13,000    8,881
    Unizyx Holding Corp.                                       77,000   40,788
    UPC Technology Corp.                                      157,950   99,538
    USI Corp.                                                 176,560   94,134
    Usun Technology Co., Ltd.                                  15,000   27,213
    Utechzone Co., Ltd.                                        12,000   20,323
    Ve Wong Corp.                                              16,000   14,679

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
TAIWAN -- (Continued)
    Waffer Technology Co., Ltd.                            30,000 $    19,614
    Wah Lee Industrial Corp.                               34,000      66,723
    Walsin Lihwa Corp.                                    517,000     296,822
    Walton Advanced Engineering, Inc.                      55,000      26,993
    Wan Hai Lines, Ltd.                                   104,000      66,366
    Waterland Financial Holdings Co., Ltd.                458,000     156,801
    Weikeng Industrial Co., Ltd.                           65,254      45,239
    Well Shin Technology Co., Ltd.                         18,000      34,804
    Winbond Electronics Corp.                             455,363     368,216
    Winstek Semiconductor Co., Ltd.                        15,000      15,298
    Wisdom Marine Lines Co., Ltd.                          63,262      63,015
    Wistron Corp.                                         383,866     322,101
    WT Microelectronics Co., Ltd.                          80,207     129,231
    Xxentria Technology Materials Corp.                    25,000      54,844
*   Yang Ming Marine Transport Corp.                      238,674      94,875
    YC Co., Ltd.                                           81,488      41,230
    YC INOX Co., Ltd.                                      50,600      46,335
    Yea Shin International Development Co., Ltd.           21,600      13,182
    Yeong Guan Energy Technology Group Co., Ltd.           18,000      45,735
*   YFY, Inc.                                             280,000     130,557
    Yi Jinn Industrial Co., Ltd.                           34,200      16,074
    Yieh Phui Enterprise Co., Ltd.                        250,760      99,346
    Yonyu Plastics Co., Ltd.                               14,000      17,490
*   Young Optics, Inc.                                     12,000      26,230
    Youngtek Electronics Corp.                             15,000      30,526
    Yuanta Futures Co., Ltd.                               10,000      15,304
    Yulon Motor Co., Ltd.                                 200,000     163,062
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.       13,000      36,486
    Yungshin Construction & Development Co., Ltd.          24,000      26,324
    YungShin Global Holding Corp.                          36,000      50,543
    Yungtay Engineering Co., Ltd.                          65,000     122,351
    Zeng Hsing Industrial Co., Ltd.                        12,000      52,916
    Zenitron Corp.                                         27,000      19,273
    Zero One Technology Co., Ltd.                          22,000      14,438
    Zhen Ding Technology Holding, Ltd.                     53,000     121,169
    Zig Sheng Industrial Co., Ltd.                         79,000      32,118
    Zinwell Corp.                                          54,000      53,619
    Zippy Technology Corp.                                 12,000      14,200
    ZongTai Real Estate Development Co., Ltd.              27,000      18,331
                                                                  -----------
TOTAL TAIWAN                                                       26,066,166
                                                                  -----------
THAILAND -- (0.8%)
    Advanced Information Technology PCL Class F            22,600      22,549
    AEON Thana Sinsap Thailand PCL                         10,700      49,708
    AJ Plast PCL                                           26,500      12,099
    Amata Corp. PCL                                        60,100      49,412
    Ananda Development PCL                                240,300      42,966
    AP Thailand PCL                                       263,800      74,541
    Asia Aviation PCL                                     203,200      36,981
    Asia Plus Group Holdings PCL                          204,100      26,979
    Bangchak Corp. PCL                                     94,000     125,303
    Bangkok Insurance PCL                                   1,800      22,414

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
THAILAND -- (Continued)
    Bangkok Land PCL                                      1,408,500 $ 77,800
    Bangkok Ranch PCL                                       100,100   23,171
    Banpu PCL                                               251,400  183,012
    Better World Green PCL                                  412,300   17,245
    BJC Heavy Industries PCL Class F                        133,000   14,778
    Cal-Comp Electronics Thailand PCL Class F               428,200   38,554
    CH Karnchang PCL                                         97,100   82,932
*   CIMB Thai Bank PCL                                      520,600   19,281
    Dhipaya Insurance PCL                                    27,900   42,981
    Eastern Water Resources Development and Management
      PCL Class F                                           105,500   40,758
    Energy Earth PCL                                        108,300    1,893
*   Esso Thailand PCL                                       180,800  109,681
    GFPT PCL                                                 85,400   36,538
    Golden Land Property Development PCL                    192,200   54,003
    Grand Canal Land PCL                                    244,600   14,292
    Hana Microelectronics PCL                                62,700   85,081
*   Ichitan Group PCL                                       123,600   37,885
*   Inter Far East Energy Corp. Class F                     123,100    2,285
    Interlink Communication PCL                              41,300   13,846
    IRPC PCL                                                123,800   29,053
    Italian-Thai Development PCL                            294,400   37,223
    Kang Yong Electric PCL                                    2,700   41,207
    KGI Securities Thailand PCL                             247,300   39,874
    Khon Kaen Sugar Industry PCL                            272,360   38,089
    Lam Soon Thailand PCL                                    96,800   18,390
    Lanna Resources PCL                                      28,000   16,986
    LH Financial Group PCL                                1,278,000   70,592
    Loxley PCL                                              254,800   21,477
    LPN Development PCL                                     143,100   54,371
    Maybank Kim Eng Securities Thailand PCL                  39,000   27,270
    MBK PCL                                                 138,700   94,769
*   MCOT PCL                                                 59,100   20,568
    MCS Steel PCL                                            63,300   25,061
*   Millcon Steel PCL                                       198,300   11,207
    Namyong Terminal PCL                                     91,000   18,159
    Padaeng Industry PCL                                     24,100   17,467
    PCS Machine Group Holding PCL                            86,800   22,587
    Platinum Group PCL (The) Class F                        124,000   34,049
    Polyplex Thailand PCL                                    50,500   23,702
*   Precious Shipping PCL                                   126,000   45,862
    Property Perfect PCL                                    616,300   16,529
    Pruksa Holding PCL                                      161,800  125,018
    Quality Houses PCL                                      826,900   84,485
*   Regional Container Lines PCL                            119,500   35,865
    Rojana Industrial Park PCL                              220,300   53,457
    Samart Corp. PCL                                         59,000   21,098
    Samart Telcoms PCL                                       33,900   12,880
    Sansiri PCL                                           1,125,400   78,332
    SC Asset Corp. PCL                                      339,100   43,741
    Sena Development PCL                                    168,100   23,294
    Siam City Cement PCL                                      8,421   72,326
    Siam Future Development PCL                             149,500   42,960
    Siamgas & Petrochemicals PCL                             83,800   82,944

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
*   Singha Estate PCL                                       324,300 $   33,341
    Somboon Advance Technology PCL                           57,400     37,020
    SPCG PCL                                                 77,500     60,624
    Sri Ayudhya Capital PCL                                  10,300     11,181
    Sri Trang Agro-Industry PCL                             119,280     47,225
    Srithai Superware PCL                                   392,300     17,912
    Star Petroleum Refining PCL                             137,100     73,102
    STP & I PCL                                             118,800     22,379
    Supalai PCL                                             105,300     79,009
*   Superblock PCL                                          664,400     24,820
    SVI PCL                                                 183,400     24,945
    Syntec Construction PCL                                 101,900     19,196
*   Tata Steel Thailand PCL                                 594,100     18,969
*   Thai Airways International PCL                          179,200     94,406
    Thai Metal Trade PCL                                     35,100     19,052
    Thai Reinsurance PCL                                    204,300     11,937
    Thai Union Group PCL Class F                             37,100     24,520
    Thai Wah PCL Class F                                     75,200     25,211
    Thai-German Ceramic Industry PCL Class F                106,700     10,765
    Thaicom PCL                                              82,200     30,707
    Thanachart Capital PCL                                   68,400    128,851
    Thitikorn PCL                                            22,900     12,503
    Thoresen Thai Agencies PCL                              125,400     35,234
    TICON Industrial Connection PCL Class F                 142,500     79,167
    TIPCO Foods PCL                                          60,800     29,701
    Tisco Financial Group PCL                                29,200     82,510
    TMB Bank PCL                                          2,256,500    208,935
    TPI Polene PCL                                        1,534,100    104,820
    TRC Construction PCL                                    471,300     15,198
    TTCL PCL                                                 44,100     29,287
    Unique Engineering & Construction PCL                    63,800     32,593
    Univanich Palm Oil PCL                                   46,900     12,054
    Univentures PCL                                         101,800     33,478
    Vanachai Group PCL                                       88,600     31,400
    Vinythai PCL                                             88,700     80,714
    WHA Corp. PCL                                           486,400     65,537
                                                                    ----------
TOTAL THAILAND                                                       4,428,163
                                                                    ----------
TURKEY -- (0.5%)
    Adana Cimento Sanayii TAS Class A                        12,222     20,292
*   Akenerji Elektrik Uretim A.S.                            17,655      4,786
    Aksa Akrilik Kimya Sanayii A.S.                           9,101     36,205
    Alarko Holding A.S.                                      11,979     22,819
    Albaraka Turk Katilim Bankasi A.S.                       57,942     24,631
    Anadolu Anonim Turk Sigorta Sirketi                      27,542     27,348
    Anadolu Cam Sanayii A.S.                                 64,176     56,150
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.              12,832     95,119
    Aygaz A.S.                                                9,679     41,002
*   Bagfas Bandirma Gubre Fabrikalari A.S.                    4,058     11,171
*   Baticim Bati Anadolu Cimento Sanayii A.S.                 6,681     18,219
*   Bera Holding A.S.                                        25,346     40,385
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.            9,716     37,489

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
TURKEY -- (Continued)
    Cimsa Cimento Sanayi VE Ticaret A.S.                    7,050 $   26,213
*   Dogan Sirketler Grubu Holding A.S.                    250,247     56,582
*   Dogus Otomotiv Servis ve Ticaret A.S.                   8,836     20,851
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.              812     21,131
*   Global Yatirim Holding A.S.                            33,516     43,171
*   GSD Holding AS                                         62,912     14,559
*   Ihlas Holding A.S.                                    209,909     29,027
*   Is Finansal Kiralama A.S.                              55,864     22,428
*   Izmir Demir Celik Sanayi A.S.                          18,463     15,654
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class A                                              57,107     47,690
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class B                                              13,197     11,052
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class D                                             159,419    143,144
    Kordsa Teknik Tekstil AS                               10,585     22,973
*   Koza Altin Isletmeleri A.S.                             3,281     33,253
*   NET Holding A.S.                                       48,470     31,600
*   Netas Telekomunikasyon A.S.                             9,271     38,377
    Nuh Cimento Sanayi A.S.                                 8,480     26,175
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
*     A.S.                                                 15,058     16,026
*   Pegasus Hava Tasimaciligi A.S.                          5,481     52,031
    Pinar SUT Mamulleri Sanayii A.S.                        1,203      4,144
*   Sekerbank TAS                                          54,688     27,000
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.              24,464     25,976
    Soda Sanayii A.S.                                      41,973     56,719
    Tat Gida Sanayi A.S.                                    8,051     12,397
    Tekfen Holding A.S.                                    31,087    133,922
    Trakya Cam Sanayii A.S.                                70,357     90,414
*   Turk Hava Yollari AO                                   87,373    382,799
    Turkiye Halk Bankasi A.S.                              47,349    127,448
    Turkiye Sinai Kalkinma Bankasi A.S.                   207,864     89,543
    Turkiye Sise ve Cam Fabrikalari A.S.                  119,795    159,012
    Turkiye Vakiflar Bankasi TAO Class D                  127,363    254,314
*   Vestel Elektronik Sanayi ve Ticaret A.S.               12,862     34,977
*   Zorlu Enerji Elektrik Uretim A.S.                      55,031     29,376
                                                                  ----------
TOTAL TURKEY                                                       2,535,594
                                                                  ----------
UNITED KINGDOM -- (10.5%)
    Acacia Mining P.L.C.                                   26,268     69,352
    Aggreko P.L.C.                                         44,853    513,767
*   Aldermore Group P.L.C.                                 39,077    172,824
    Anglo-Eastern Plantations P.L.C.                        3,836     41,404
    Babcock International Group P.L.C.                     65,412    637,145
    Balfour Beatty P.L.C.                                 108,923    437,076
    Barratt Developments P.L.C.                           158,301  1,314,976
    BBA Aviation P.L.C.                                   185,969    929,440
    Beazley P.L.C.                                         96,646    730,035
    Bellway P.L.C.                                         25,648  1,209,093
    Berkeley Group Holdings P.L.C.                         16,899    951,513
    BGEO Group P.L.C.                                       7,498    389,787
    Bloomsbury Publishing P.L.C.                           19,392     50,979
    Bodycote P.L.C.                                        37,611    516,108
    Bovis Homes Group P.L.C.                               29,331    456,063
    Braemar Shipping Services P.L.C.                        4,667     17,278

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
*   BTG P.L.C.                                             47,802 $  504,737
    Cambian Group P.L.C.                                   20,272     55,925
*   Carclo P.L.C.                                           7,723      9,159
*   Carpetright P.L.C.                                      8,520     10,226
    Carr's Group P.L.C.                                    11,579     23,545
    Castings P.L.C.                                         4,281     27,987
    Centamin P.L.C.                                       208,090    481,469
    Centaur Media P.L.C.                                   16,082     11,790
    Charles Taylor P.L.C.                                   7,140     29,382
    Chemring Group P.L.C.                                  64,301    175,056
    Chesnara P.L.C.                                        17,396     96,649
    Cineworld Group P.L.C.                                 31,459    230,298
*   Circassia Pharmaceuticals P.L.C.                       44,336     60,106
    Clarkson P.L.C.                                         5,162    231,205
    Close Brothers Group P.L.C.                            26,058    582,628
    CMC Markets P.L.C.                                     21,846     49,366
*   Cobham P.L.C.                                         127,534    236,832
    Communisis P.L.C.                                      36,505     35,196
    Computacenter P.L.C.                                   11,555    186,830
    Consort Medical P.L.C.                                  9,052    153,940
    Countryside Properties P.L.C.                          43,505    195,612
*   Countrywide P.L.C.                                     20,149     24,356
    Crest Nicholson Holdings P.L.C.                        48,799    350,275
    CYBG P.L.C.                                            34,626    157,626
    Daily Mail & General Trust P.L.C.                      44,787    405,667
    Debenhams P.L.C.                                      183,197     78,191
    DFS Furniture P.L.C.                                   20,469     57,180
    Direct Line Insurance Group P.L.C.                     75,659    396,666
    DiscoverIE Group P.L.C.                                11,248     60,730
    Dixons Carphone P.L.C.                                107,356    298,486
    Drax Group P.L.C.                                      88,894    327,719
    easyJet P.L.C.                                         18,895    445,082
*   EI Group P.L.C.                                       103,356    197,093
    Elementis P.L.C.                                       81,327    334,235
*   EnQuest P.L.C.                                        251,620    133,734
    Entertainment One, Ltd.                                39,851    183,067
    Equiniti Group P.L.C.                                  30,629    117,961
    Essentra P.L.C.                                        51,773    375,806
    esure Group P.L.C.                                     34,446    117,093
    Euromoney Institutional Investor P.L.C.                 4,990     83,599
    Fenner P.L.C.                                          39,103    263,006
*   Firstgroup P.L.C.                                     270,539    399,020
*   Flybe Group P.L.C.                                     34,686     17,767
    Foxtons Group P.L.C.                                   40,566     39,318
    Fuller Smith & Turner P.L.C. Class A                    4,631     64,591
    Galliford Try P.L.C.                                   17,674    273,888
    GAME Digital P.L.C.                                     3,342      1,804
*   Gem Diamonds, Ltd.                                     15,931     20,288
    GKN P.L.C.                                            201,823  1,211,365
    Grafton Group P.L.C.                                   46,866    526,065
    Greencore Group P.L.C.                                113,206    312,698
    Greene King P.L.C.                                     57,322    424,849
*   Gulf Keystone Petroleum, Ltd.                          45,616     78,131

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Gulf Marine Services P.L.C.                            27,201 $   18,581
    GVC Holdings P.L.C.                                    52,040    684,377
    Gym Group P.L.C. (The)                                 20,099     70,480
    Halfords Group P.L.C.                                  44,621    215,459
    Harvey Nash Group P.L.C.                               11,025     13,775
    Headlam Group P.L.C.                                   14,120    115,281
    Helical P.L.C.                                         21,855     98,812
    Henry Boot P.L.C.                                      14,040     68,154
    Hikma Pharmaceuticals P.L.C.                           12,560    172,726
    Hiscox, Ltd.                                           47,620    956,425
    Hochschild Mining P.L.C.                               49,373    160,801
    Hostelworld Group P.L.C.                                5,179     26,361
*   Hunting P.L.C.                                         31,468    274,516
    Huntsworth P.L.C.                                      49,250     58,772
    Ibstock P.L.C.                                         48,843    178,398
    Inchcape P.L.C.                                        74,091    762,868
    Integrated Diagnostics Holdings P.L.C.                  8,959     41,472
*   Interserve P.L.C.                                      18,008     27,316
    Investec P.L.C.                                       105,162    817,029
    J Sainsbury P.L.C.                                    260,347    936,741
*   Jackpotjoy P.L.C.                                       9,362    107,775
    James Fisher & Sons P.L.C.                              3,558     76,239
    John Laing Group P.L.C.                                27,696    111,801
    John Wood Group P.L.C.                                 92,959    856,916
    Johnson Matthey P.L.C.                                 24,288  1,193,762
    Just Group P.L.C.                                     100,484    209,697
    Keller Group P.L.C.                                    16,914    239,933
    Kier Group P.L.C.                                      13,020    194,614
    Ladbrokes Coral Group P.L.C.                          253,123    609,815
    Laird P.L.C.                                          103,611    184,058
*   Lamprell P.L.C.                                        41,660     47,337
    Lancashire Holdings, Ltd.                              42,037    392,885
*   Lonmin P.L.C.                                          12,493     12,892
    Lookers P.L.C.                                         61,177     79,718
    Low & Bonar P.L.C.                                     61,635     52,840
    LSL Property Services P.L.C.                           15,260     61,452
    Man Group P.L.C.                                      279,732    862,295
    Marks & Spencer Group P.L.C.                          205,740    879,803
    Marston's P.L.C.                                      141,711    227,384
    McCarthy & Stone P.L.C.                                76,957    159,826
    McColl's Retail Group P.L.C.                           14,203     56,113
    Mears Group P.L.C.                                     18,130    102,966
    Mediclinic International P.L.C.                        51,848    439,056
    Meggitt P.L.C.                                        154,234  1,016,042
    Melrose Industries P.L.C.                             185,071    594,768
    Millennium & Copthorne Hotels P.L.C.                   34,874    265,199
    Mitchells & Butlers P.L.C.                             50,077    182,990
    MJ Gleeson P.L.C.                                       6,266     65,023
    Morgan Sindall Group P.L.C.                             7,185    128,871
    Moss Bros Group P.L.C.                                  8,659      7,984
*   Mothercare P.L.C.                                      23,035     14,579
    N Brown Group P.L.C.                                   35,158    100,626
    National Express Group P.L.C.                          80,134    417,271

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    NCC Group P.L.C.                                       52,241 $  149,079
    NEX Group P.L.C.                                       53,733    452,303
    Non-Standard Finance P.L.C.                            32,757     34,853
    Norcros P.L.C.                                         12,911     34,280
    Northgate P.L.C.                                       26,940    155,257
*   Nostrum Oil & Gas P.L.C.                               10,600     46,859
    OneSavings Bank P.L.C.                                 35,232    199,740
*   Ophir Energy P.L.C.                                   117,974     93,060
    Oxford Instruments P.L.C.                               3,445     45,048
    Pearson P.L.C.                                         90,692    892,637
    Pendragon P.L.C.                                      260,123     83,865
*   Petra Diamonds, Ltd.                                   64,472     54,820
    Petrofac, Ltd.                                         47,105    354,931
*   Petropavlovsk P.L.C.                                  599,312     71,226
    Pets at Home Group P.L.C.                              74,027    188,221
    Phoenix Group Holdings                                 73,717    800,143
    Playtech P.L.C.                                        19,738    222,140
    Polypipe Group P.L.C.                                  34,518    194,012
*   Premier Foods P.L.C.                                  139,720     80,876
*   Premier Oil P.L.C.                                    107,320    126,304
    Provident Financial P.L.C.                              2,332     22,326
    PZ Cussons P.L.C.                                      34,180    151,434
    QinetiQ Group P.L.C.                                   78,577    229,704
    Rank Group P.L.C.                                      34,844    112,252
*   REA Holdings P.L.C.                                     3,000     14,008
    Redrow P.L.C.                                          43,436    369,179
    Renewi P.L.C.                                         140,994    202,412
    Restaurant Group P.L.C. (The)                          16,861     60,758
    Royal Mail P.L.C.                                     180,633  1,203,494
    RPC Group P.L.C.                                       73,886    892,631
    RPS Group P.L.C.                                       52,390    216,914
    RSA Insurance Group P.L.C.                             35,018    308,133
    S&U P.L.C.                                                850     27,250
    Saga P.L.C.                                           126,380    207,203
    SDL P.L.C.                                             15,529    101,001
    Senior P.L.C.                                          84,000    324,842
    Severfield P.L.C.                                      44,163     51,852
    Soco International P.L.C.                              46,108     75,563
    Spectris P.L.C.                                        15,996    592,595
    Speedy Hire P.L.C.                                     81,345     63,320
    Spire Healthcare Group P.L.C.                          25,803     89,405
    Spirent Communications P.L.C.                         106,084    151,321
    Sportech P.L.C.                                        20,049     23,344
*   Sports Direct International P.L.C.                     49,289    260,398
    St. Ives P.L.C.                                        28,992     30,314
    St. Modwen Properties P.L.C.                           41,661    244,200
    Standard Life Aberdeen P.L.C.                          81,902    495,057
    Stobart Group, Ltd.                                    39,277    131,177
    Stock Spirits Group P.L.C.                             33,977    146,811
    Tate & Lyle P.L.C.                                     84,687    771,979
    Taylor Wimpey P.L.C.                                  389,086  1,052,650
    TP ICAP P.L.C.                                        106,856    804,068
    Travis Perkins P.L.C.                                  49,889  1,034,601

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
    Trifast P.L.C.                                         19,271 $     69,528
    Trinity Mirror P.L.C.                                  55,698       59,366
    TT Electronics P.L.C.                                  37,203      111,914
*   Tullow Oil P.L.C.                                     291,343      829,036
    Tyman P.L.C.                                            8,046       40,594
    U & I Group P.L.C.                                     26,029       75,143
    UBM P.L.C.                                             66,479      857,070
    UDG Healthcare P.L.C.                                  28,111      327,445
*   Vectura Group P.L.C.                                  139,849      193,183
    Vesuvius P.L.C.                                        44,673      381,981
    Virgin Money Holdings UK P.L.C.                        63,091      250,192
    Vitec Group P.L.C. (The)                                2,642       41,678
*   Volex P.L.C.                                           13,872       14,083
    Volution Group P.L.C.                                  26,995       83,818
    Vp P.L.C.                                               2,885       36,008
    William Hill P.L.C.                                   154,753      680,489
    WM Morrison Supermarkets P.L.C.                       349,221    1,100,705
    Xaar P.L.C.                                            12,493       64,903
                                                                  ------------
TOTAL UNITED KINGDOM                                                55,211,994
                                                                  ------------
TOTAL COMMON STOCKS                                                522,298,074
                                                                  ------------
PREFERRED STOCKS -- (0.7%)

BRAZIL -- (0.5%)
    Banco ABC Brasil SA                                    22,004      130,939
    Banco do Estado do Rio Grande do Sul SA Class B        48,400      253,810
*   Banco Pan SA                                           48,200       29,933
    Cia Brasileira de Distribuicao                         23,354      552,011
    Cia Ferro Ligas da Bahia--Ferbasa                       9,400       69,313
    Gerdau SA                                             129,200      584,760
    Grazziotin SA                                           1,600       14,149
    Randon SA Implementos e Participacoes                  46,600      125,027
    Unipar Carbocloro SA                                   15,000      100,433
*   Usinas Siderurgicas de Minas Gerais SA Class A        106,400      396,637
                                                                  ------------
TOTAL BRAZIL                                                         2,257,012
                                                                  ------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                   105,386      106,018
    Grupo Argos SA                                          4,813       30,730
                                                                  ------------
TOTAL COLOMBIA                                                         136,748
                                                                  ------------
GERMANY -- (0.2%)
    Biotest AG                                              4,190      131,317
    Draegerwerk AG & Co. KGaA                               1,579      153,933
    Jungheinrich AG                                         6,808      336,679
    Sixt SE                                                 2,861      203,267
    STO SE & Co. KGaA                                         475       75,543

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
    Villeroy & Boch AG                                      1,873 $   44,257
                                                                  ----------
TOTAL GERMANY                                                        944,996
                                                                  ----------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                             11,188      2,497
                                                                  ----------
TOTAL PREFERRED STOCKS                                             3,341,253
                                                                  ----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Panoramic Resources, Ltd. Rights 02/21/18               9,945      3,646
                                                                  ----------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                       798      1,626
    Profarma Distribuidora de Produtos Farmaceuticos SA
*     Rights 02/09/18                                       1,997         38
                                                                  ----------
TOTAL BRAZIL                                                           1,664
                                                                  ----------
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18              6,440         --
                                                                  ----------
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                         19,774         --
                                                                  ----------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18                185      1,056
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)               3,942      5,581
*   TATA Steel, Ltd. Rights 02/28/18(BG026Z4)               7,884     24,178
                                                                  ----------
TOTAL INDIA                                                           30,815
                                                                  ----------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20   330,267     15,418
                                                                  ----------
JAPAN -- (0.0%)
*   Hoosiers Holdings Rights 03/15/18                       3,600      9,134
                                                                  ----------
MALAYSIA -- (0.0%)
*   Sunway Bhd Warrants 10/03/24                           30,878      4,397
                                                                  ----------
PHILIPPINES -- (0.0%)
*   Robinson Land Co. Rights 02/08/18                      66,931      3,523
                                                                  ----------
SOUTH KOREA -- (0.0%)
*   RTS Asia Cement Rights 02/06/18                            41      1,017
                                                                  ----------
SPAIN -- (0.0%)
*   Sacyr SA Rights 02/12/18                               85,819      5,807
                                                                  ----------
TAIWAN -- (0.0%)
*   Bin Chuan Enterprise Co., Ltd. Rights 03/15/18            657        127

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------ ------------
TAIWAN -- (Continued)
*     Casetek Holdings, Ltd. Rights 02/05/18                 5,440 $      2,893
                                                                   ------------
TOTAL TAIWAN                                                              3,020
                                                                   ------------
THAILAND -- (0.0%)
*     Supalai PCL Warrants 10/19/18                         26,325       16,390
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                    94,831
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         525,734,158
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (0.0%)
(S)@  DFA Short Term Investment Fund                         7,601       87,952
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $413,673,664)^^                $525,822,110
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                               ------------   ------------ ------- ------------
Common Stocks
   Australia                   $     91,596   $ 22,217,766   --    $ 22,309,362
   Austria                               --      4,842,243   --       4,842,243
   Belgium                               --      5,613,205   --       5,613,205
   Brazil                           840,772      7,877,548   --       8,718,320
   Canada                        28,745,683             --   --      28,745,683
   Chile                             13,761      1,849,978   --       1,863,739
   China                          1,194,866     42,656,004   --      43,850,870
   Colombia                         675,467             --   --         675,467
   Denmark                               --      7,023,858   --       7,023,858
   Finland                               --      7,584,506   --       7,584,506
   France                                --     20,183,400   --      20,183,400
   Germany                           26,830     26,766,619   --      26,793,449
   Hong Kong                             --     10,648,485   --      10,648,485
   India                             48,843     21,609,362   --      21,658,205
   Indonesia                             --      3,660,013   --       3,660,013
   Ireland                               --      3,321,196   --       3,321,196
   Israel                                --      2,723,577   --       2,723,577
   Italy                                 --     14,232,065   --      14,232,065
   Japan                                 --     94,949,653   --      94,949,653
   Malaysia                           1,639      4,945,705   --       4,947,344
   Mexico                         3,919,993             --   --       3,919,993
   Netherlands                           --      7,790,363   --       7,790,363
   New Zealand                           --      1,847,919   --       1,847,919
   Norway                                --      4,106,019   --       4,106,019
   Philippines                           --      1,638,575   --       1,638,575
   Poland                                --      2,646,896   --       2,646,896
   Portugal                              --      1,304,876   --       1,304,876
   Singapore                             --      3,906,897   --       3,906,897
   South Africa                   1,114,790      8,890,245   --      10,005,035
   South Korea                       12,456     28,388,937   --      28,401,393
   Spain                              3,579      8,602,404   --       8,605,983
   Sweden                            78,256      7,750,853   --       7,829,109
   Switzerland                           --     17,708,459   --      17,708,459
   Taiwan                            14,874     26,051,292   --      26,066,166
   Thailand                       4,423,985          4,178   --       4,428,163
   Turkey                                --      2,535,594   --       2,535,594
   United Kingdom                        --     55,211,994   --      55,211,994
Preferred Stocks
   Brazil                                --      2,257,012   --       2,257,012
   Colombia                         136,748             --   --         136,748
   Germany                               --        944,996   --         944,996
   Malaysia                           2,497             --   --           2,497
Rights/Warrants
   Australia                             --          3,646   --           3,646
   Brazil                                --          1,664   --           1,664
   India                                 --         30,815   --          30,815
   Indonesia                             --         15,418   --          15,418
   Japan                                 --          9,134   --           9,134
   Malaysia                              --          4,397   --           4,397
   Philippines                           --          3,523   --           3,523
   South Korea                           --          1,017   --           1,017
   Spain                                 --          5,807   --           5,807
   Taiwan                                --          3,020   --           3,020
   Thailand                              --         16,390   --          16,390
Securities Lending Collateral            --         87,952   --          87,952
                               ------------   ------------   --    ------------
TOTAL                          $41,346,635    $484,475,475   --    $525,822,110
                               ============   ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (94.4%)

AUSTRALIA -- (4.1%)
#   Accent Group, Ltd.                                       56,672 $    40,588
    Adacel Technologies, Ltd.                                 6,552      12,418
    Adairs, Ltd.                                              4,420       7,479
#   Adelaide Brighton, Ltd.                                  91,396     478,147
    AGL Energy, Ltd.                                         31,901     601,036
#*  Ainsworth Game Technology, Ltd.                          44,164      75,119
    ALS, Ltd.                                                57,069     319,334
    Altium, Ltd.                                             21,881     268,273
    Alumina, Ltd.                                           499,827     966,532
    AMA Group, Ltd.                                          39,932      35,354
#   Amaysim Australia, Ltd.                                  42,371      71,576
    Amcor, Ltd.                                              45,792     535,453
#   Amcor, Ltd. Sponsored ADR                                   793      37,168
    AMP, Ltd.                                               693,805   2,930,545
    Ansell, Ltd.                                             27,411     554,423
    AP Eagers, Ltd.                                          12,095      79,128
    APA Group                                                59,819     387,256
    Apollo Tourism & Leisure, Ltd.                           23,519      35,087
    Appen, Ltd.                                              18,173     128,668
    ARB Corp., Ltd.                                          17,599     259,620
    Ardent Leisure Group                                    143,479     231,934
    Aristocrat Leisure, Ltd.                                 44,632     857,554
    Asaleo Care, Ltd.                                       180,135     236,116
    ASX, Ltd.                                                 6,002     264,099
*   Atlas Iron, Ltd.                                      1,866,742      36,145
    AUB Group, Ltd.                                           6,231      65,103
    Aurizon Holdings, Ltd.                                  221,494     833,268
#   Ausdrill, Ltd.                                          130,715     274,368
    AusNet Services                                         219,058     298,980
    Austal, Ltd.                                             92,730     134,931
    Australia & New Zealand Banking Group, Ltd.             201,670   4,632,192
*   Australian Agricultural Co., Ltd.                       134,478     137,872
    Australian Finance Group, Ltd.                           24,659      33,803
    Australian Pharmaceutical Industries, Ltd.              101,205     121,916
*   Australian Property Systems, Ltd.                        62,771     230,824
#   Automotive Holdings Group, Ltd.                         107,790     310,343
    Aveo Group                                               95,876     200,806
*   AWE, Ltd.                                               193,562     150,724
#   Baby Bunting Group, Ltd.                                 11,252      14,131
    Bank of Queensland, Ltd.                                 86,413     860,805
    Bapcor, Ltd.                                             26,509     124,646
*   Base Resources, Ltd.                                     56,903      12,807
    Beach Energy, Ltd.                                      869,520     910,036
    Beacon Lighting Group, Ltd.                              17,843      24,364
*   Beadell Resources, Ltd.                                 345,235      41,841
    Bega Cheese, Ltd.                                        15,984      90,607
*   Bellamy's Australia, Ltd.                                18,441     220,136
    Bendigo & Adelaide Bank, Ltd.                           124,312   1,171,002
    BHP Billiton, Ltd.                                      487,213  11,914,856
#   BHP Billiton, Ltd. Sponsored ADR                         13,830     677,947
*   Billabong International, Ltd.                            13,571      10,731

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
#   Blackmores, Ltd.                                           3,418 $  427,534
#   Blue Sky Alternative Investments, Ltd.                     4,898     54,722
    BlueScope Steel, Ltd.                                    257,568  2,991,131
    Boral, Ltd.                                              231,512  1,487,601
    Brambles, Ltd.                                           101,743    809,130
    Breville Group, Ltd.                                      23,747    234,772
    Brickworks, Ltd.                                          21,616    247,269
    BT Investment Management, Ltd.                            39,657    351,695
    BWX, Ltd.                                                 16,063     97,630
#   Cabcharge Australia, Ltd.                                 31,613     49,012
    Caltex Australia, Ltd.                                    20,355    569,736
    Capilano Honey, Ltd.                                       2,320     33,173
*   Cardno, Ltd.                                              59,003     63,164
    carsales.com, Ltd.                                        59,663    720,681
*   Cash Converters International, Ltd.                       91,496     27,705
    Cedar Woods Properties, Ltd.                               5,652     28,580
    Challenger, Ltd.                                          45,600    499,835
    CIMIC Group, Ltd.                                         13,452    510,818
    Citadel Group, Ltd. (The)                                  2,571     14,706
    Class, Ltd.                                                7,807     18,784
    Cleanaway Waste Management, Ltd.                         632,659    734,907
    Coca-Cola Amatil, Ltd.                                    70,851    478,237
    Cochlear, Ltd.                                             5,969    833,099
    Codan, Ltd.                                               42,930     76,665
#   Collection House, Ltd.                                    34,812     36,490
    Collins Foods, Ltd.                                       38,155    162,598
    Commonwealth Bank of Australia                            80,746  5,122,997
    Computershare, Ltd.                                       52,776    708,398
#*  Cooper Energy, Ltd.                                      137,035     40,208
#   Corporate Travel Management, Ltd.                         19,625    319,501
    Costa Group Holdings, Ltd.                                52,211    255,856
#   Credit Corp. Group, Ltd.                                  12,422    211,293
    Crown Resorts, Ltd.                                       40,047    426,875
*   CSG, Ltd.                                                 53,312     20,073
    CSL, Ltd.                                                 15,054  1,770,039
    CSR, Ltd.                                                208,278    843,409
    Data#3, Ltd.                                              30,955     40,350
    Decmil Group, Ltd.                                        32,954     31,673
    Dicker Data, Ltd.                                          7,721     18,002
*   Domain Holdings Australia, Ltd.                           61,069    155,502
#   Domino's Pizza Enterprises, Ltd.                           7,052    271,927
#*  Doray Minerals, Ltd.                                      87,153     16,783
    Downer EDI, Ltd.                                         252,389  1,362,890
    DuluxGroup, Ltd.                                         109,563    643,460
    DWS, Ltd.                                                 41,130     53,504
    Eclipx Group, Ltd.                                        61,409    194,282
    Elders, Ltd.                                              27,688    174,980
#*  Energy Resources of Australia, Ltd.                       27,566     18,864
    ERM Power, Ltd.                                           46,673     59,457
    Estia Health, Ltd.                                        47,296    129,693
    Event Hospitality and Entertainment, Ltd.                 36,256    396,518
    Evolution Mining, Ltd.                                   552,913  1,273,527
    Fairfax Media, Ltd.                                      860,875    493,535

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
#*  FAR, Ltd.                                                418,921 $   27,672
    Fleetwood Corp., Ltd.                                      9,564     22,817
    FlexiGroup, Ltd.                                          99,330    144,914
#   Flight Centre Travel Group, Ltd.                          15,179    623,659
    Fortescue Metals Group, Ltd.                             520,636  2,067,560
    G8 Education, Ltd.                                       132,659    358,979
    Gateway Lifestyle                                         16,651     27,914
#   GBST Holdings, Ltd.                                       13,341     24,976
    Genworth Mortgage Insurance Australia, Ltd.               97,239    227,544
*   Gold Road Resources, Ltd.                                 40,990     26,513
    GrainCorp, Ltd. Class A                                   70,841    422,296
    Grange Resources, Ltd.                                    83,410     13,103
    Greencross, Ltd.                                          28,664    147,100
*   Greenland Minerals & Energy, Ltd.                        177,454     12,851
    GUD Holdings, Ltd.                                        17,392    171,716
    GWA Group, Ltd.                                           92,699    210,240
    Hansen Technologies, Ltd.                                 35,957    110,056
#   Harvey Norman Holdings, Ltd.                             215,333    781,800
    Healthscope, Ltd.                                        289,337    450,128
#   HT&E, Ltd.                                                82,299    112,183
    Huon Aquaculture Group, Ltd.                               5,000     20,179
    IDP Education, Ltd.                                       31,667    154,213
    Iluka Resources, Ltd.                                     30,252    245,520
*   Imdex, Ltd.                                               78,305     66,295
#   IMF Bentham, Ltd.                                         48,015    120,956
    Incitec Pivot, Ltd.                                      306,692    918,008
#   Independence Group NL                                    138,669    558,284
*   Infigen Energy                                           259,735    131,626
    Infomedia, Ltd.                                           58,238     40,787
    Inghams Group, Ltd.                                       12,913     34,953
    Insurance Australia Group, Ltd.                          133,746    778,920
    Integral Diagnostics, Ltd.                                 9,856     18,046
    Integrated Research, Ltd.                                 17,948     54,106
    InvoCare, Ltd.                                            31,389    384,608
    IOOF Holdings, Ltd.                                       60,498    536,926
    IPH, Ltd.                                                 25,334    112,884
    IRESS, Ltd.                                               30,180    291,322
#   iSelect, Ltd.                                             40,661     42,819
    iSentia Group, Ltd.                                       37,492     41,586
    IVE Group, Ltd.                                           15,711     27,694
    James Hardie Industries P.L.C.                            38,047    665,798
#   James Hardie Industries P.L.C. Sponsored ADR               1,045     18,465
#   Japara Healthcare, Ltd.                                   63,337    100,445
#   JB Hi-Fi, Ltd.                                            34,137    803,216
#*  Karoon Gas Australia, Ltd.                                84,986     88,232
    LendLease Group                                           59,904    761,226
    LifeHealthcare Group, Ltd.                                10,346     21,751
    Lifestyle Communities, Ltd.                                2,912     12,213
    Link Administration Holdings, Ltd.                       109,546    787,534
*   Lynas Corp., Ltd.                                         68,615    119,005
    MACA, Ltd.                                                83,929    109,265
    Macquarie Atlas Roads Group                              107,354    496,681
    Macquarie Group, Ltd.                                     38,591  3,202,168

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Magellan Financial Group, Ltd.                            21,148 $  468,677
    Mantra Group, Ltd.                                        63,243    198,751
#*  Mayne Pharma Group, Ltd.                                 170,746     91,170
    McMillan Shakespeare, Ltd.                                18,598    262,622
    McPherson's, Ltd.                                         29,789     28,711
    Medibank Pvt, Ltd.                                       238,202    641,430
*   Medusa Mining, Ltd.                                       85,990     32,046
#   Melbourne IT, Ltd.                                        13,956     35,717
#*  Mesoblast, Ltd.                                           75,670     82,018
    Metals X, Ltd.                                           313,176    230,815
    Metcash, Ltd.                                            300,995    776,244
    Mineral Resources, Ltd.                                   67,008  1,010,952
#*  MMA Offshore, Ltd.                                       123,062     27,765
    MNF Group, Ltd.                                            6,878     37,109
    Monadelphous Group, Ltd.                                  25,487    360,357
    Monash IVF Group, Ltd.                                    79,728     86,252
    Money3 Corp., Ltd.                                        20,237     29,137
    Mortgage Choice, Ltd.                                     38,100     73,226
    Motorcycle Holdings, Ltd.                                  5,907     22,090
    Mount Gibson Iron, Ltd.                                  299,373    100,073
#   Myer Holdings, Ltd.                                      281,095    148,288
#   MYOB Group, Ltd.                                          51,882    141,850
    National Australia Bank, Ltd.                            200,248  4,691,194
    Navigator Global Investments, Ltd.                        24,936     76,064
#   Navitas, Ltd.                                             63,601    240,471
#*  NetComm Wireless, Ltd.                                    11,261     11,060
    New Hope Corp., Ltd.                                      31,164     63,237
    Newcrest Mining, Ltd.                                    101,906  1,863,686
*   NEXTDC, Ltd.                                              18,428     84,437
    nib holdings, Ltd.                                       117,735    636,192
    Nick Scali, Ltd.                                           9,165     51,921
    Nine Entertainment Co. Holdings, Ltd.                    194,245    262,844
    Northern Star Resources, Ltd.                            176,093    823,555
*   NRW Holdings, Ltd.                                       156,241    188,881
    Nufarm, Ltd.                                              88,350    566,420
#   OFX Group, Ltd.                                           46,190     52,105
    Oil Search, Ltd.                                         156,338    953,511
*   Onevue Holdings, Ltd.                                     36,881     25,122
#   oOh!media, Ltd.                                           22,494     82,932
    Orica, Ltd.                                               95,732  1,476,572
*   Origin Energy, Ltd.                                      214,474  1,606,544
#*  Orocobre, Ltd.                                            19,224    110,487
    Orora, Ltd.                                              441,611  1,156,127
    OZ Minerals, Ltd.                                        126,753    952,876
    Pacific Current Group, Ltd.                                5,389     33,224
    Pacific Energy, Ltd.                                      42,914     18,344
    Pacific Smiles Group, Ltd.                                 7,482     10,469
    Pact Group Holdings, Ltd.                                 55,243    235,860
#*  Paladin Energy, Ltd.                                     442,639     15,050
    Peet, Ltd.                                               109,715    121,718
#*  Peninsula Energy, Ltd.                                    19,053      6,295
    Perpetual, Ltd.                                           12,225    515,300
#*  Perseus Mining, Ltd.                                     254,507     87,406

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Pioneer Credit, Ltd.                                       9,803 $   23,966
#   Platinum Asset Management, Ltd.                           61,157    409,611
#   Premier Investments, Ltd.                                 32,888    389,727
    Primary Health Care, Ltd.                                170,239    498,469
    Prime Media Group, Ltd.                                  118,942     29,574
    Pro Medicus, Ltd.                                          8,507     55,343
    PWR Holdings, Ltd.                                         8,840     18,206
    Qantas Airways, Ltd.                                     114,899    486,931
    QBE Insurance Group, Ltd.                                146,869  1,273,315
#   Qube Holdings, Ltd.                                      191,040    394,641
#*  Quintis, Ltd.                                             95,042     24,711
*   Ramelius Resources, Ltd.                                 196,520     68,397
    Ramsay Health Care, Ltd.                                   9,229    509,033
    RCR Tomlinson, Ltd.                                       48,680    158,628
    REA Group, Ltd.                                            4,818    286,221
    Reckon, Ltd.                                              16,235     19,794
    Reece, Ltd.                                                7,935     60,891
    Regis Healthcare, Ltd.                                    31,696    101,455
    Regis Resources, Ltd.                                    142,741    474,097
    Reject Shop, Ltd. (The)                                   10,198     50,298
    Resolute Mining, Ltd.                                    288,895    273,470
#   Retail Food Group, Ltd.                                   39,015     61,368
    Ridley Corp., Ltd.                                        99,679    110,587
    Rio Tinto, Ltd.                                           61,837  3,807,194
    Ruralco Holdings, Ltd.                                     7,055     17,930
#   RXP Services, Ltd.                                        37,518     20,804
    Sandfire Resources NL                                     98,668    569,837
*   Santos, Ltd.                                             315,447  1,292,552
*   Saracen Mineral Holdings, Ltd.                           243,483    293,871
    SeaLink Travel Group, Ltd.                                12,682     40,859
    Seek, Ltd.                                                44,731    704,150
#   Select Harvests, Ltd.                                     24,064     97,911
*   Senetas Corp., Ltd.                                      181,279     16,709
#*  Senex Energy, Ltd.                                       623,147    187,706
#   Servcorp, Ltd.                                             5,892     26,811
    Service Stream, Ltd.                                      81,682     86,476
    Seven Group Holdings, Ltd.                                33,649    442,461
    Seven West Media, Ltd.                                   509,681    231,510
    SG Fleet Group, Ltd.                                      20,261     68,580
    Shriro Holdings, Ltd.                                      8,761     12,198
    Sigma Healthcare, Ltd.                                   263,993    190,786
#   Silver Chef, Ltd.                                          8,530     49,124
#*  Silver Lake Resources, Ltd.                              205,129     63,879
    Sims Metal Management, Ltd.                               56,546    747,688
#   Sirtex Medical, Ltd.                                      15,359    337,899
    SmartGroup Corp., Ltd.                                    10,886     97,256
    Sonic Healthcare, Ltd.                                    32,819    629,028
    South32, Ltd.                                            753,164  2,312,863
    South32, Ltd. ADR                                         12,570    194,081
    Southern Cross Media Group, Ltd.                         180,976    170,975
    Spark Infrastructure Group                               353,032    657,766
    SpeedCast International, Ltd.                             25,801    113,506
    St Barbara, Ltd.                                         140,014    427,281

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
    Star Entertainment Grp, Ltd. (The)                     189,651 $    925,014
    Steadfast Group, Ltd.                                   78,331      174,600
    Suncorp Group, Ltd.                                    109,418    1,203,173
#*  Sundance Energy Australia, Ltd.                        370,784       27,786
#   Super Retail Group, Ltd.                                67,850      478,296
    Superloop, Ltd.                                         10,928       20,481
    Sydney Airport                                          58,846      322,912
#*  Syrah Resources, Ltd.                                   65,428      206,165
    Tabcorp Holdings, Ltd.                                 171,331      713,209
    Tassal Group, Ltd.                                      68,689      217,111
    Technology One, Ltd.                                    70,889      280,638
    Telstra Corp., Ltd.                                    120,432      356,063
    Telstra Corp., Ltd. ADR                                    939       13,958
    Thorn Group, Ltd.                                       47,733       33,719
#   Tox Free Solutions, Ltd.                                75,597      207,548
#   TPG Telecom, Ltd.                                      109,105      558,598
    Transurban Group                                        60,681      587,483
    Treasury Wine Estates, Ltd.                            133,421    1,837,825
#*  Troy Resources, Ltd.                                    92,972        8,205
    Villa World, Ltd.                                       22,509       48,051
*   Village Roadshow, Ltd.                                  30,226       85,559
#*  Virgin Australia Holdings, Ltd.                        328,693       71,099
    Virtus Health, Ltd.                                     38,338      161,098
    Vita Group, Ltd.                                        24,806       35,544
    Vocus Group, Ltd.                                       89,250      214,663
#   Webjet, Ltd.                                            28,581      235,075
    Wesfarmers, Ltd.                                        62,553    2,206,422
#   Western Areas, Ltd.                                     79,412      210,772
*   Westgold Resources, Ltd.                                22,902       29,032
    Westpac Banking Corp.                                  205,234    5,113,396
    Westpac Banking Corp. Sponsored ADR                      6,839      170,975
    Whitehaven Coal, Ltd.                                  200,432      795,161
    WiseTech Global, Ltd.                                   13,369      166,996
    Woodside Petroleum, Ltd.                                79,967    2,135,033
    Woolworths Group, Ltd.                                  43,574      946,371
*   WorleyParsons, Ltd.                                     74,076      865,532
    WPP AUNZ, Ltd.                                          90,567       68,572
                                                                   ------------
TOTAL AUSTRALIA                                                     140,636,876
                                                                   ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                     962      117,570
    ANDRITZ AG                                              20,159    1,210,223
    AT&S Austria Technologie & Systemtechnik AG             13,566      432,696
    Atrium European Real Estate, Ltd.                       32,780      171,248
    BUWOG AG                                                28,525    1,025,263
    CA Immobilien Anlagen AG                                16,487      506,482
#   DO & CO AG                                                 822       54,840
    Erste Group Bank AG                                     37,087    1,868,071
    EVN AG                                                  12,866      263,539
*   FACC AG                                                  2,477       63,024
    Flughafen Wien AG                                        2,121       93,319
    IMMOFINANZ AG                                          184,231      472,049

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
AUSTRIA -- (Continued)
    Kapsch TrafficCom AG                                      1,123 $    67,617
    Lenzing AG                                                2,059     261,986
    Mayr Melnhof Karton AG                                    2,009     315,367
    Oesterreichische Post AG                                 10,683     508,823
    OMV AG                                                   29,916   1,926,181
    Palfinger AG                                              3,230     137,482
    POLYTEC Holding AG                                        4,035      94,137
#   Porr AG                                                   2,136      73,713
*   Raiffeisen Bank International AG                         44,218   1,900,826
#   Rosenbauer International AG                                 771      52,041
    S IMMO AG                                                13,274     248,486
*   Schoeller-Bleckmann Oilfield Equipment AG                 1,136     123,477
#   Semperit AG Holding                                       1,666      41,390
    Strabag SE                                                4,363     188,707
    Telekom Austria AG                                       39,079     377,781
    UBM Development AG                                          580      30,426
    UNIQA Insurance Group AG                                 50,551     622,641
    Verbund AG                                               15,211     421,870
    Vienna Insurance Group AG Wiener Versicherung Gruppe     14,400     510,949
    Voestalpine AG                                           44,473   2,888,742
    Wienerberger AG                                          32,519     887,369
#   Zumtobel Group AG                                         4,990      58,496
                                                                    -----------
TOTAL AUSTRIA                                                        18,016,831
                                                                    -----------
BELGIUM -- (1.0%)
#*  Ablynx NV                                                 3,535     192,719
    Ackermans & van Haaren NV                                 7,813   1,456,109
    Ageas                                                    75,082   3,969,841
*   AGFA-Gevaert NV                                          74,497     373,995
    Anheuser-Busch InBev SA/NV                               41,570   4,708,193
    Anheuser-Busch InBev SA/NV Sponsored ADR                  1,081     122,672
    Atenor                                                      658      39,933
    Banque Nationale de Belgique                                 10      37,531
    Barco NV                                                  3,435     423,665
    Bekaert SA                                               11,184     508,073
    bpost SA                                                 27,819     924,950
#*  Celyad SA                                                   727      34,281
    Cie d'Entreprises CFE                                     3,423     494,302
    Cie Immobiliere de Belgique SA                              615      41,347
    Colruyt SA                                               23,970   1,326,991
    D'ieteren SA                                              9,987     466,423
    Deceuninck NV                                            24,144      91,425
    Econocom Group SA                                        39,590     330,468
    Elia System Operator SA                                   6,460     396,990
    Euronav NV                                                2,500      21,000
#   Euronav NV                                               44,869     382,186
    EVS Broadcast Equipment SA                                2,800     104,864
*   Exmar NV                                                 12,003      86,784
*   Fagron                                                    3,198      45,177
*   Galapagos NV                                              3,386     402,119
    Gimv NV                                                   2,716     173,717
#   Ion Beam Applications                                     3,246      99,196

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    Jensen-Group NV                                             622 $    33,191
    KBC Group NV                                             38,413   3,693,257
#   Kinepolis Group NV                                        3,684     271,964
    Lotus Bakeries                                               71     190,413
#*  MDxHealth                                                 2,877      13,920
    Melexis NV                                                6,018     633,750
#*  Nyrstar NV                                               39,070     316,950
    Ontex Group NV                                           33,404     986,964
    Orange Belgium SA                                        14,171     299,432
    Picanol                                                     652      73,914
#   Proximus SADP                                            23,040     776,997
    RealDolmen                                                  657      27,466
    Recticel SA                                              20,604     244,044
    Resilux                                                     425      78,367
    Sioen Industries NV                                       3,264     114,640
    Sipef SA                                                  1,374     104,514
    Solvay SA                                                23,640   3,422,945
*   Telenet Group Holding NV                                  7,052     542,504
    TER Beke SA                                                 239      52,829
*   Tessenderlo Group SA                                     13,213     633,180
*   ThromboGenics NV                                         11,862      61,961
    UCB SA                                                   24,745   2,156,839
    Umicore SA                                               46,926   2,470,375
    Van de Velde NV                                           1,202      63,982
*   Viohalco SA                                               4,480      20,907
                                                                    -----------
TOTAL BELGIUM                                                        34,540,256
                                                                    -----------
BRAZIL -- (1.4%)
    AES Tiete Energia SA(BZ8W2L7)                            51,181     200,575
    AES Tiete Energia SA(BZ8W2J5)                                13          10
*   Aliansce Shopping Centers SA                             25,565     146,243
    Alupar Investimento SA                                   27,038     157,517
    Ambev SA                                                 85,300     588,056
    Ambev SA ADR                                             79,200     544,104
    Arezzo Industria e Comercio SA                           10,300     193,262
*   B2W Cia Digital                                          42,978     287,114
    B3 SA - Brasil Bolsa Balcao                             229,542   1,880,376
    Banco Bradesco SA                                        66,262     818,332
    Banco do Brasil SA                                       63,950     796,708
    Banco Santander Brasil SA                                28,300     318,594
    BB Seguridade Participacoes SA                           30,000     293,127
    BR Malls Participacoes SA                               132,487     534,122
    BR Properties SA                                         26,400      91,771
*   Brasil Brokers Participacoes SA                          32,415       9,965
    BrasilAgro - Co. Brasileira de Propriedades Agricolas     7,500      31,525
    Braskem SA Sponsored ADR                                  3,700     115,144
*   BRF SA                                                   12,961     143,827
#*  BRF SA ADR                                                1,200      13,356
    CCR SA                                                  151,300     744,386
*   Centrais Eletricas Brasileiras SA                        28,800     183,638
    Cia Brasileira de Distribuicao                            1,600      37,712
    Cia de Locacao das Americas                              13,000      96,955

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Cia de Saneamento Basico do Estado de Sao Paulo           41,024 $  468,582
    Cia de Saneamento Basico do Estado de Sao Paulo ADR        6,900     78,246
    Cia de Saneamento de Minas Gerais-COPASA                  13,134    186,114
*   Cia Energetica de Minas Gerais                            12,700     27,607
#   Cia Energetica de Minas Gerais Sponsored ADR               8,800     20,504
    Cia Hering                                                43,300    303,828
    Cia Paranaense de Energia                                  4,600     31,316
#   Cia Paranaense de Energia Sponsored ADR                    2,400     18,600
*   Cia Siderurgica Nacional SA                              269,273    930,261
#*  Cia Siderurgica Nacional SA Sponsored ADR                 28,200     95,880
    Cielo SA                                                 100,766    850,470
*   Construtora Tenda SA                                      18,694    131,073
*   Cosan Logistica SA                                        91,266    287,052
    Cosan SA Industria e Comercio                             32,200    441,309
    CSU Cardsystem SA                                          6,800     25,310
    CVC Brasil Operadora e Agencia de Viagens SA              24,200    418,765
    Cyrela Brazil Realty SA Empreendimentos e Participacoes  101,439    477,235
*   Direcional Engenharia SA                                  40,100     82,442
    Duratex SA                                               152,983    489,873
    EcoRodovias Infraestrutura e Logistica SA                 56,455    201,834
    EDP - Energias do Brasil SA                               62,388    268,654
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA    22,900    101,359
    Embraer SA                                               169,872  1,067,266
    Embraer SA Sponsored ADR                                   6,200    156,550
    Energisa SA                                               37,785    362,079
*   Eneva SA                                                   5,300     23,015
    Engie Brasil Energia SA                                   17,626    198,996
    Equatorial Energia SA                                     43,650    959,579
    Estacio Participacoes SA                                 107,402  1,180,327
*   Even Construtora e Incorporadora SA                       75,100    147,435
    Ez Tec Empreendimentos e Participacoes SA                 22,483    157,199
    Fibria Celulose SA                                        34,595    595,423
    Fibria Celulose SA Sponsored ADR                           9,400    161,680
    Fleury SA                                                 23,800    224,182
    Fras-Le SA                                                13,100     22,462
    GAEC Educacao SA                                           5,400     46,578
*   Gafisa SA(2479619)                                        10,495     56,635
*   Gafisa SA(BDFJWY0)                                         7,744     37,213
#   Gafisa SA ADR                                                860      9,395
    Gerdau SA                                                 38,100    147,916
#   Gerdau SA Sponsored ADR                                   32,200    144,256
    Grendene SA                                               18,417    169,061
    Guararapes Confeccoes SA                                   1,900     94,142
*   Helbor Empreendimentos SA                                 75,221     46,793
    Hypermarcas SA                                            27,400    312,558
    Iguatemi Empresa de Shopping Centers SA                   11,345    153,334
    Industrias Romi SA                                        11,600     29,494
    International Meal Co. Alimentacao SA                     55,300    163,010
    Iochpe Maxion SA                                          57,391    428,818
    Itau Unibanco Holding SA                                  33,870    471,463
    JBS SA                                                   345,247  1,088,906
*   JHSF Participacoes SA                                     74,600     44,524
*   JSL SA                                                    33,900     85,987

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
*   Kepler Weber SA                                            5,100 $   26,378
    Klabin SA                                                 34,300    191,822
    Kroton Educacional SA                                     95,381    485,600
*   Light SA                                                  22,600    117,685
    Linx SA                                                   12,000     79,856
    Localiza Rent a Car SA                                   119,181    963,594
    Lojas Americanas SA                                       29,427    120,295
    Lojas Renner SA                                          123,640  1,469,432
    M Dias Branco SA                                          22,347    401,821
    Magazine Luiza SA                                         12,828    340,856
    Magnesita Refratarios SA                                  12,000    207,122
    Mahle-Metal Leve SA                                        8,587     66,433
    Marcopolo SA                                              30,100     31,060
*   Marfrig Global Foods SA                                   92,400    197,629
*   Marisa Lojas SA                                           10,100     25,373
*   Mills Estruturas e Servicos de Engenharia SA              55,200     77,149
    Minerva SA                                                 7,800     23,587
    MRV Engenharia e Participacoes SA                        109,100    519,196
    Multiplan Empreendimentos Imobiliarios SA                  9,352    213,094
    Multiplus SA                                              15,000    165,911
    Natura Cosmeticos SA                                      31,300    343,028
    Odontoprev SA                                             99,174    517,730
*   Paranapanema SA                                           31,700     15,628
*   Petro Rio SA                                               2,600     72,075
*   Petroleo Brasileiro SA                                   223,999  1,498,804
#*  Petroleo Brasileiro SA Sponsored ADR                      31,500    420,840
    Porto Seguro SA                                           37,000    513,055
    Portobello SA                                             58,137    102,398
*   Prumo Logistica SA                                        23,700     83,573
    QGEP Participacoes SA                                     44,400    140,087
    Qualicorp SA                                             116,581  1,119,889
    Raia Drogasil SA                                          28,000    741,172
*   Restoque Comercio e Confeccoes de Roupas SA                1,283     12,440
*   Rumo SA                                                   67,196    301,018
*   Santos Brasil Participacoes SA                            64,500     71,314
    Sao Carlos Empreendimentos e Participacoes SA              3,000     38,382
    Sao Martinho SA                                           96,695    571,636
    Ser Educacional SA                                        17,606    183,380
    SLC Agricola SA                                           17,900    176,398
    Smiles Fidelidade SA                                      19,000    489,909
    Sonae Sierra Brasil SA                                     4,600     35,188
*   Springs Global Participacoes SA                            9,400     35,001
    Sul America SA                                           126,219    804,387
    Suzano Papel e Celulose SA                               103,438    670,756
    T4F Entretenimento SA                                      5,000     11,373
*   Tecnisa SA                                                37,043     23,719
#   Telefonica Brasil SA ADR                                   3,300     55,968
*   Terra Santa Agro SA                                        1,900      8,235
    Tim Participacoes SA                                      93,621    396,777
    Tim Participacoes SA ADR                                   2,300     48,346
    Totvs SA                                                  17,163    175,037
*   TPI - Triunfo Participacoes e Investimentos SA            18,300     21,542
    Transmissora Alianca de Energia Eletrica SA               62,043    392,542

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BRAZIL -- (Continued)
    Tupy SA                                                  20,900 $   118,757
    Ultrapar Participacoes SA                                35,809     916,938
#   Ultrapar Participacoes SA Sponsored ADR                     600      15,360
*   Usinas Siderurgicas de Minas Gerais SA                   12,800      56,691
    Vale SA                                                 459,084   5,983,065
    Vale SA Sponsored ADR                                    24,097     315,435
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                           25,017     160,221
    Via Varejo SA                                            61,251     521,297
*   Vulcabras Azaleia SA                                     20,300      67,513
    WEG SA                                                    8,642      64,260
    Wiz Solucoes e Corretagem de Seguros SA                  14,500      62,210
                                                                    -----------
TOTAL BRAZIL                                                         47,046,276
                                                                    -----------
CANADA -- (5.6%)
*   5N Plus, Inc.                                            22,100      44,919
#   Absolute Software Corp.                                  12,073      69,984
    Acadian Timber Corp.                                      2,233      34,475
#*  Advantage Oil & Gas, Ltd.                                73,229     235,166
    Aecon Group, Inc.                                        19,284     312,150
*   Africa Oil Corp.                                         18,390      22,277
    Ag Growth International, Inc.                             1,400      64,707
    AGF Management, Ltd. Class B                             26,900     165,774
    Agnico Eagle Mines, Ltd.(2009834)                        21,851   1,033,115
    Agnico Eagle Mines, Ltd.(2009823)                         3,800     179,774
#   AGT Food & Ingredients, Inc.                              9,300     157,722
    Aimia, Inc.                                              54,178     163,415
*   Air Canada                                               14,453     280,952
#   AirBoss of America Corp.                                  5,883      49,025
*   Alacer Gold Corp.                                       103,043     179,278
    Alamos Gold, Inc. Class A(BYNBW45)                        3,100      18,538
    Alamos Gold, Inc. Class A(BZ3DNP6)                      121,534     728,215
#   Alaris Royalty Corp.                                     15,746     243,359
    Algonquin Power & Utilities Corp.                        56,229     610,748
    Alimentation Couche-Tard, Inc. Class B                   15,739     823,418
*   Alio Gold, Inc.                                          17,002      55,153
#   AltaGas, Ltd.                                            15,828     354,779
    Alterra Power Corp.                                       4,000      25,333
#   Altius Minerals Corp.                                    12,800     141,424
    Altus Group, Ltd.                                         9,500     264,764
*   Americas Silver Corp.                                     3,200      12,826
*   Amerigo Resources, Ltd.                                  30,800      26,042
    Andrew Peller, Ltd. Class A                              10,400     129,704
#   ARC Resources, Ltd.                                     103,562   1,139,182
*   Argonaut Gold, Inc.                                      54,154     112,711
*   Aritzia, Inc.                                             1,286      13,926
#*  Asanko Gold, Inc.                                        42,200      38,769
    Atco, Ltd. Class I                                       10,642     384,842
*   Athabasca Oil Corp.                                     165,700     146,840
*   ATS Automation Tooling Systems, Inc.                     22,200     300,332
#*  Aurora Cannabis, Inc.                                     7,900      75,146
    AutoCanada, Inc.                                         10,001     187,011

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Avigilon Corp.                                            10,386 $  192,943
*   B2Gold Corp.                                             290,640    879,009
#   Badger Daylighting, Ltd.                                   9,372    192,621
#*  Balmoral Resources, Ltd.                                   7,500      2,774
    Bank of Montreal(2073174)                                 74,468  6,129,461
    Bank of Montreal(2076009)                                  7,500    617,866
    Bank of Nova Scotia (The)(2957665)                        84,789  5,637,621
    Bank of Nova Scotia (The)(2076281)                         7,000    465,073
    Barrick Gold Corp.(2024677)                               16,901    243,036
    Barrick Gold Corp.(2024644)                              130,567  1,877,829
*   Baytex Energy Corp.(B51ZNJ8)                              18,982     57,705
#*  Baytex Energy Corp.(B4VGVM3)                              80,362    245,006
#   BCE, Inc.(B188TJ4)                                         2,508    117,249
    BCE, Inc.(B188TH2)                                         3,587    167,725
#*  Bellatrix Exploration, Ltd.                               23,454     29,747
#   Birchcliff Energy, Ltd.                                   65,515    181,631
#   Bird Construction, Inc.                                   10,388     78,881
#   Black Diamond Group, Ltd.                                 13,200     28,439
*   BlackBerry, Ltd.(BCBHZ42)                                  2,366     29,954
*   BlackBerry, Ltd.(BCBHZ31)                                 39,475    500,659
*   BlackPearl Resources, Inc.                               111,400    108,683
    BMTC Group, Inc.                                           1,800     24,834
*   Bombardier, Inc. Class A                                  32,539     92,326
*   Bombardier, Inc. Class B                                 225,319    637,488
#   Bonavista Energy Corp.                                    85,210    119,155
#   Bonterra Energy Corp.                                     10,257    115,245
    Boralex, Inc. Class A                                     31,089    597,515
    Brookfield Asset Management, Inc. Class A(2092599)         8,400    351,571
#   Brookfield Asset Management, Inc. Class A(2092555)        12,681    530,953
    Brookfield Real Estate Services, Inc.                      1,900     26,229
    BRP, Inc.                                                  6,418    265,382
#*  BSM Technologies, Inc.                                    11,200     12,293
    CAE, Inc.(2162760)                                        41,044    757,479
    CAE, Inc.(2125097)                                        14,430    266,233
#*  Calfrac Well Services, Ltd.                               48,509    272,518
    Calian Group, Ltd.                                         2,700     68,246
#   Callidus Capital Corp.                                     7,177     58,116
    Cameco Corp.(2158684)                                     24,003    220,828
    Cameco Corp.(2166160)                                     66,951    616,167
    Canaccord Genuity Group, Inc.                             46,687    245,961
#*  Canacol Energy, Ltd.                                      55,941    194,656
    Canadian Imperial Bank of Commerce(2418872)               50,532  5,003,679
    Canadian Imperial Bank of Commerce(2170525)                2,500    247,683
#   Canadian National Railway Co.(2210959)                    20,463  1,639,496
    Canadian National Railway Co.(2180632)                     2,800    224,410
#   Canadian Natural Resources, Ltd.(2125202)                 93,954  3,208,529
    Canadian Natural Resources, Ltd.(2171573)                 13,300    454,038
    Canadian Pacific Railway, Ltd.(2793104)                    4,807    889,487
    Canadian Pacific Railway, Ltd.(2793115)                    1,000    185,154
#   Canadian Tire Corp., Ltd. Class A                          8,000  1,116,293
    Canadian Utilities, Ltd. Class A                           7,300    216,092
#   Canadian Western Bank                                     40,570  1,276,471
*   Canfor Corp.                                              34,638    812,444

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Canfor Pulp Products, Inc.                                13,990 $  165,264
#*  Canopy Growth Corp.                                        1,700     42,873
#   CanWel Building Materials Group, Ltd.                      9,407     51,241
    Capital Power Corp.                                       22,600    428,481
*   Capstone Mining Corp.                                    121,117    136,872
    Cara Operations, Ltd.                                      9,300    203,693
#   Cardinal Energy, Ltd.                                     26,188     96,874
    Cargojet, Inc.                                             1,100     55,054
    Cascades, Inc.                                            29,053    364,225
*   Cathedral Energy Services, Ltd.                              952      1,215
    CCL Industries, Inc. Class B                              11,500    550,037
*   Celestica, Inc.(2262659)                                  10,045    101,454
#*  Celestica, Inc.(2263362)                                  35,244    356,165
    Cenovus Energy, Inc.(B5BQMT4)                             60,391    576,734
    Cenovus Energy, Inc.(B57FG04)                             83,735    798,546
*   Centerra Gold, Inc.                                       95,560    493,338
    Cervus Equipment Corp.                                       700      8,275
    CES Energy Solutions Corp.                                17,800     86,106
*   CGI Group, Inc. Class A(2411967)                          12,681    724,592
*   CGI Group, Inc. Class A(2159740)                           3,300    188,878
#   Chesswood Group, Ltd.                                      3,000     28,049
*   China Gold International Resources Corp., Ltd.            79,240    157,836
#   CI Financial Corp.                                        31,010    746,509
#   Cineplex, Inc.                                            15,507    396,122
    Clearwater Seafoods, Inc.                                  7,900     45,216
    Cogeco Communications, Inc.                                7,890    488,795
    Cogeco, Inc.                                               8,873    541,325
    Colliers International Group, Inc.(BYL7WD4)                8,518    515,765
    Colliers International Group, Inc.(BYL7SB4)                  300     18,171
    Computer Modelling Group, Ltd.                            18,900    153,351
    Cona Resources, Ltd.                                      12,184     19,910
    Constellation Software, Inc.                               1,600  1,034,289
#*  Continental Gold, Inc.                                    40,150    119,471
#*  Copper Mountain Mining Corp.                              62,600     64,127
    Corby Spirit and Wine, Ltd.                                1,700     30,932
#   Corus Entertainment, Inc. Class B                         43,198    296,416
    Cott Corp.(2228941)                                       16,909    281,704
    Cott Corp.(2228952)                                       56,131    936,429
    Crescent Point Energy Corp.(B67C970)                      28,949    228,408
    Crescent Point Energy Corp.(B67C8W8)                      96,509    761,087
*   Crew Energy, Inc.                                         52,989     96,931
#*  CRH Medical Corp.                                         17,460     52,380
#*  Delphi Energy Corp.                                       88,463     71,202
#*  Denison Mines Corp.                                      203,574    104,270
*   Descartes Systems Group, Inc. (The)(2141941)               3,600    101,854
#*  Descartes Systems Group, Inc. (The)(2528834)               2,802     79,437
*   Detour Gold Corp.                                         48,800    521,327
    DHX Media, Ltd.(BRF12P5)                                   7,600     29,844
#   DHX Media, Ltd.(BRF12N3)                                  11,744     45,926
#*  DIRTT Environmental Solutions                              5,600     26,133
    Dollarama, Inc.                                            9,000  1,230,585
    Dorel Industries, Inc. Class B                            11,212    281,120
*   Dundee Precious Metals, Inc.                              43,644    104,320

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.                                    100 $   65,041
#*  Eastmain Resources, Inc.                                  54,400     13,268
    ECN Capital Corp.                                         72,019    218,399
#   Eldorado Gold Corp.(2304625)                               5,700      7,410
    Eldorado Gold Corp.(2307873)                             214,288    277,006
    Element Fleet Management Corp.                            86,866    586,169
    Emera, Inc.                                                3,000    110,976
    Empire Co., Ltd. Class A                                  59,638  1,153,971
#   Enbridge Income Fund Holdings, Inc.                       31,990    727,968
    Enbridge, Inc.(2478906)                                   39,867  1,460,328
    Enbridge, Inc.(2466149)                                    2,927    107,157
    Encana Corp.(2793182)                                     30,117    372,848
    Encana Corp.(2793193)                                     69,993    865,523
*   Endeavour Mining Corp.                                    19,285    356,060
#*  Endeavour Silver Corp.                                    70,300    168,034
#   Enercare, Inc.                                            27,456    442,421
    Enerflex, Ltd.                                            29,197    347,278
#*  Energy Fuels, Inc.                                        24,600     39,600
    Enerplus Corp.(B521G07)                                   20,845    236,799
    Enerplus Corp.(B584T89)                                  101,082  1,148,061
    Enghouse Systems, Ltd.                                     4,915    259,456
    Ensign Energy Services, Inc.                              55,342    331,152
*   Epsilon Energy, Ltd.                                       4,080      8,691
#   Equitable Group, Inc.                                      4,840    264,114
#*  Essential Energy Services Trust                           80,200     47,598
    Evertz Technologies, Ltd.                                  6,000     84,537
#   Exchange Income Corp.                                      7,900    215,163
    Exco Technologies, Ltd.                                   15,400    120,821
#   Extendicare, Inc.                                         20,061    142,058
    Fairfax Financial Holdings, Ltd.                           3,462  1,821,068
    Fiera Capital Corp.                                        9,900    104,151
    Finning International, Inc.                               30,616    843,060
    Firm Capital Mortgage Investment Corp.                    11,144    116,514
    First Capital Realty, Inc.                                20,500    342,833
#*  First Majestic Silver Corp.(B01DH95)                       3,500     21,420
#*  First Majestic Silver Corp.(2833583)                      27,619    168,858
#   First National Financial Corp.                             4,500    104,415
    First Quantum Minerals, Ltd.                             110,395  1,646,052
    FirstService Corp.(BY9C8H7)                                7,937    527,890
    FirstService Corp.(BYL7ZF7)                                  300     19,980
#*  Fission Uranium Corp.                                     90,192     53,529
    Fortis, Inc.(2347200)                                     17,510    618,687
    Fortis, Inc.(B3BH7R6)                                      3,499    123,655
*   Fortuna Silver Mines, Inc.                                69,638    335,168
    Franco-Nevada Corp.                                        5,207    397,763
#   Freehold Royalties, Ltd.                                  20,300    221,815
#   Gamehost, Inc.                                             6,787     55,593
*   GDI Integrated Facility Services, Inc.                       900     12,220
*   Gear Energy, Ltd.                                         34,573     25,016
#   Genworth MI Canada, Inc.                                  18,879    648,332
    George Weston, Ltd.                                       11,121    973,946
    Gibson Energy, Inc.                                       16,164    233,392
    Gildan Activewear, Inc.(2254645)                           4,400    149,636

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Gildan Activewear, Inc.(2257763)                          17,201 $  584,318
#   Gluskin Sheff + Associates, Inc.                           9,100    117,116
#*  GMP Capital, Inc.                                         12,100     40,432
#   goeasy, Ltd.                                               4,800    149,112
    Goldcorp, Inc.(2676636)                                   72,270  1,034,906
    Goldcorp, Inc.(2676302)                                   24,800    355,063
#*  Golden Star Resources, Ltd.                               90,400     73,496
*   Gran Tierra Energy, Inc.                                 153,058    423,087
#   Granite Oil Corp.                                         12,933     25,130
*   Great Canadian Gaming Corp.                               13,808    410,872
*   Great Panther Silver, Ltd.                                 5,400      6,827
    Great-West Lifeco, Inc.                                   14,300    404,353
    Guardian Capital Group, Ltd. Class A                       5,100    108,883
*   Guyana Goldfields, Inc.                                   51,656    198,645
*   Heroux-Devtek, Inc.                                        8,900    102,024
    High Arctic Energy Services, Inc.                          6,800     21,893
#   High Liner Foods, Inc.                                     9,675    108,627
#   Home Capital Group, Inc.                                  23,979    333,367
#   Horizon North Logistics, Inc.                             38,323     51,409
    HudBay Minerals, Inc.                                    116,495    998,258
#   Hudson's Bay Co.                                          31,550    273,690
*   Husky Energy, Inc.                                        48,539    711,507
    Hydro One, Ltd.                                           14,271    257,690
*   IAMGOLD Corp.(2149525)                                     6,100     35,868
*   IAMGOLD Corp.(2446646)                                   241,187  1,419,670
*   IBI Group, Inc.                                            5,000     34,390
    IGM Financial, Inc.                                        8,300    296,438
#*  Imperial Metals Corp.                                     19,440     37,141
    Imperial Oil, Ltd.(2454252)                               19,084    600,001
    Imperial Oil, Ltd.(2454241)                                1,000     31,439
    Imvescor Restaurant Group, Inc.                            3,618     12,031
    Industrial Alliance Insurance & Financial Services, Inc.  27,478  1,315,593
    Information Services Corp.                                 3,200     45,841
    Innergex Renewable Energy, Inc.                           24,600    275,400
    Intact Financial Corp.                                     3,000    251,537
    Inter Pipeline, Ltd.                                      28,200    540,615
*   Interfor Corp.                                            31,402    595,106
    Intertape Polymer Group, Inc.                             15,532    270,737
    Invesque, Inc.                                             8,797     80,493
#*  Iron Bridge Resources, Inc.                               44,300     20,709
*   Ivanhoe Mines, Ltd. Class A                               91,852    262,861
    Jean Coutu Group PJC, Inc. (The) Class A                  16,607    327,279
    Just Energy Group, Inc.                                   24,151    103,084
    K-Bro Linen, Inc.                                          1,600     52,033
*   Kelt Exploration, Ltd.                                    54,509    334,145
    Keyera Corp.                                              23,100    649,993
*   Kinaxis, Inc.                                              3,008    202,563
*   Kinross Gold Corp.                                       512,104  2,223,281
    Kirkland Lake Gold, Ltd.                                  64,285    968,979
#*  Klondex Mines, Ltd.                                       40,622     89,170
*   Knight Therapeutics, Inc.                                 35,727    220,752
    KP Tissue, Inc.                                            2,489     27,136
#   Labrador Iron Ore Royalty Corp.                           11,939    257,222

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Lassonde Industries, Inc. Class A                            200 $   41,138
    Laurentian Bank of Canada                                 15,969    690,692
    Leon's Furniture, Ltd.                                     7,815    111,824
    Linamar Corp.                                             24,229  1,430,693
#   Liquor Stores N.A., Ltd.                                  12,048    121,460
    Loblaw Cos., Ltd.                                         11,900    644,632
    Logistec Corp. Class B                                       400     14,065
    Lucara Diamond Corp.                                     104,688    217,036
    Lundin Mining Corp.                                      319,042  2,305,921
    Magellan Aerospace Corp.                                   7,228    120,290
    Magna International, Inc.(2554475)                         8,400    479,824
#   Magna International, Inc.(2554549)                        44,527  2,544,718
#*  Mainstreet Equity Corp.                                    1,200     42,829
*   Major Drilling Group International, Inc.                  29,740    155,228
#   Mandalay Resources Corp.                                  99,204     22,180
    Manulife Financial Corp.(2492520)                         80,632  1,711,817
    Manulife Financial Corp.(2492519)                         64,658  1,372,011
    Maple Leaf Foods, Inc.                                    22,800    646,000
    Martinrea International, Inc.                             38,018    444,780
    Maxar Technologies, Ltd.(BZ4D3B1)                         15,673    989,055
    Maxar Technologies, Ltd.(BF92JD7)                          4,779    301,268
#   Mediagrif Interactive Technologies, Inc.                   2,100     18,063
#   Medical Facilities Corp.                                  15,700    196,314
#*  MEG Energy Corp.                                          93,237    421,462
    Methanex Corp.(2578378)                                   18,465  1,162,372
    Methanex Corp.(2654416)                                    3,300    208,302
    Metro, Inc.                                               17,400    582,263
*   Mitel Networks Corp.                                      37,139    334,855
    Morguard Corp.                                               800    119,805
    Morneau Shepell, Inc.                                     16,311    304,074
    MTY Food Group, Inc.                                       2,897    124,854
    Mullen Group, Ltd.                                        38,766    474,017
    National Bank of Canada                                   53,674  2,785,812
    Nevsun Resources, Ltd.                                   102,459    214,081
    New Flyer Industries, Inc.                                 9,007    425,233
*   New Gold, Inc.                                           162,878    492,607
*   Newalta Corp.                                             31,498     30,218
    Norbord, Inc.(B01DN31)                                     1,201     45,782
    Norbord, Inc.(2641441)                                     7,800    297,922
    North American Energy Partners, Inc.                       5,600     27,089
    North West Co., Inc. (The)                                10,900    258,233
    Northland Power, Inc.                                     23,701    440,877
*   Nutrien, Ltd.(BDH3SB9)                                    31,653  1,656,704
*   Nutrien, Ltd.(BDRJLN0)                                     6,152    321,855
*   NuVista Energy, Ltd.                                      62,611    442,858
*   Obsidian Energy, Ltd.(BDHLTY3)                             4,500      4,680
#*  Obsidian Energy, Ltd.(BDHLTZ4)                           185,590    193,134
    OceanaGold Corp.                                         276,353    761,656
#   Onex Corp.                                                 4,480    335,526
    Open Text Corp.(2260824)                                   5,000    171,220
#   Open Text Corp.(2655657)                                   9,400    321,950
    Osisko Gold Royalties, Ltd.                               38,234    429,589
#*  Painted Pony Energy, Ltd.                                 28,700     54,600

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Pan American Silver Corp.(2703396)                        37,844 $  621,398
    Pan American Silver Corp.(2669272)                        30,761    505,181
*   Paramount Resources, Ltd. Class A                         29,332    429,245
*   Parex Resources, Inc.                                     22,034    329,077
#   Parkland Fuel Corp.                                       26,950    632,120
    Pason Systems, Inc.                                       14,937    223,205
    Pembina Pipeline Corp.(B4PPQG5)                            7,614    259,714
    Pembina Pipeline Corp.(B4PT2P8)                           15,445    526,528
#*  Pengrowth Energy Corp.                                   183,268    144,528
#   Peyto Exploration & Development Corp.                     48,248    440,116
*   PHX Energy Services Corp.                                 16,900     32,976
#*  Pine Cliff Energy, Ltd.                                   15,000      4,085
    Pivot Technology Solutions, Inc.                           5,000      8,171
#   Pizza Pizza Royalty Corp.                                  8,300     97,643
#*  Platinum Group Metals, Ltd.                               11,073      4,681
    Pollard Banknote, Ltd.                                       800     12,780
#   PrairieSky Royalty, Ltd.                                   7,748    191,873
*   Precision Drilling Corp.(B5TQB99)                          7,600     27,588
*   Precision Drilling Corp.(B5YPLH9)                        108,470    393,314
*   Premier Gold Mines, Ltd.                                  73,335    206,888
    Premium Brands Holdings Corp.                              6,635    577,191
#*  Pretium Resources, Inc.                                   21,262    147,970
#   Pulse Seismic, Inc.                                       14,300     37,087
    Pure Technologies, Ltd.                                    5,900     43,147
    Quarterhill, Inc.                                         46,582     84,832
    Quebecor, Inc. Class B                                    24,994    487,688
*   Raging River Exploration, Inc.                            90,152    546,044
    Reitmans Canada, Ltd. Class A                             10,570     37,554
    Restaurant Brands International, Inc.                      8,000    483,252
#   Richelieu Hardware, Ltd.                                  10,500    270,866
    Ritchie Bros Auctioneers, Inc.(2202729)                    3,605    117,235
    Ritchie Bros Auctioneers, Inc.(2345390)                    1,600     52,046
    Rocky Mountain Dealerships, Inc.                           6,000     63,366
    Rogers Communications, Inc. Class B(2125268)              10,417    508,350
    Rogers Communications, Inc. Class B(2169051)               1,000     48,805
    Rogers Sugar, Inc.                                        38,600    196,138
*   Roxgold, Inc.                                             30,200     27,254
    Royal Bank of Canada(2756196)                             72,182  6,183,832
    Royal Bank of Canada(2754383)                              8,100    693,571
    Russel Metals, Inc.                                       24,404    620,219
#*  Sabina Gold & Silver Corp.                                83,900    136,423
#*  Sandstorm Gold, Ltd.                                      49,145    258,511
    Saputo, Inc.                                              18,800    646,995
    Savaria Corp.                                              4,000     57,236
*   Seabridge Gold, Inc.                                       3,600     42,849
    Secure Energy Services, Inc.                              58,604    424,045
*   SEMAFO, Inc.                                             101,300    299,782
*   Seven Generations Energy, Ltd. Class A                    52,621    733,699
    Shaw Communications, Inc. Class B(2591900)                34,751    758,614
    Shaw Communications, Inc. Class B(2801836)                13,800    301,244
    ShawCor, Ltd.                                             12,004    270,920
#*  Sherritt International Corp.                             128,802    131,944
#*  Shopify, Inc. Class A                                      1,100    140,712

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   Sienna Senior Living, Inc.                                 8,700 $  125,195
#*  Sierra Wireless, Inc.(2585259)                            10,437    201,956
*   Sierra Wireless, Inc.(2418968)                             1,300     25,123
    Sleep Country Canada Holdings, Inc.                        6,600    175,571
    SNC-Lavalin Group, Inc.                                   18,383    813,186
*   Solium Capital, Inc.                                       3,615     33,182
*   Spartan Energy Corp.                                      50,671    256,649
*   Spin Master Corp.                                          1,906     82,175
    Sprott, Inc.                                              58,700    137,444
*   SSR Mining, Inc.                                          52,352    452,440
    Stantec, Inc.(2854238)                                     6,001    174,566
    Stantec, Inc.(B0G11S1)                                    10,764    312,694
*   Stars Group, Inc. (The)(BDG1ML2)                          28,554    726,699
*   Stars Group, Inc. (The)(BDG1MJ0)                          16,000    406,504
#   Stella-Jones, Inc.                                         9,252    389,562
#*  Stornoway Diamond Corp.                                  126,700     57,685
    Stuart Olson, Inc.                                         5,000     25,528
#   Student Transportation, Inc.                              21,300    126,934
    Sun Life Financial, Inc.(2568283)                         49,278  2,137,187
    Sun Life Financial, Inc.(2566124)                          7,500    325,427
    Suncor Energy, Inc.(B3NB0P5)                             110,549  4,007,401
    Suncor Energy, Inc.(B3NB1P2)                              36,337  1,316,398
#*  SunOpta, Inc.(2836634)                                     1,392     10,301
*   SunOpta, Inc.(2817510)                                    21,245    157,178
    Superior Plus Corp.                                       64,240    625,165
#   Supremex, Inc.                                             7,600     27,558
#   Surge Energy, Inc.                                        97,249    152,594
    Tahoe Resources, Inc.(B4WHL92)                             2,994     13,144
#   Tahoe Resources, Inc.(B5B9KV1)                            86,048    379,872
*   Tamarack Valley Energy, Ltd.                              15,286     35,295
*   Taseko Mines, Ltd.                                        90,127    159,737
    Teck Resources, Ltd. Class B(2124533)                    109,959  3,194,309
    Teck Resources, Ltd. Class B(2879327)                     56,787  1,649,131
    TELUS Corp.                                                3,501    131,814
*   Teranga Gold Corp.                                        26,619     73,148
#   TFI International, Inc.                                   35,488    917,495
#*  Theratechnologies, Inc.                                   13,158     85,046
    Thomson Reuters Corp.                                      8,859    383,683
    Timbercreek Financial Corp.                                  188      1,415
#*  TMAC Resources, Inc.                                       1,000      7,211
    TMX Group, Ltd.                                           11,844    745,016
    TORC Oil & Gas, Ltd.                                      60,015    331,790
*   Torex Gold Resources, Inc.                                34,872    359,777
    Toromont Industries, Ltd.                                 16,973    741,154
    Toronto-Dominion Bank (The)(2042516)                      61,064  3,713,302
    Toronto-Dominion Bank (The)(2897222)                      18,100  1,101,010
    Torstar Corp. Class B                                     13,300     17,517
    Total Energy Services, Inc.                               18,325    204,108
#*  Tourmaline Oil Corp.                                      48,213    778,856
    TransAlta Corp.(2786096)                                   8,000     44,000
    TransAlta Corp.(2901628)                                  99,732    551,364
#   TransAlta Renewables, Inc.                                24,378    244,573
    TransCanada Corp.(2665184)                                 8,700    400,554

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    TransCanada Corp.(2665203)                              19,923 $    917,255
    Transcontinental, Inc. Class A                          32,000      647,024
*   TransGlobe Energy Corp.                                 22,900       33,885
*   Trevali Mining Corp.                                   172,460      227,142
*   Trican Well Service, Ltd.                              126,474      395,874
    Tricon Capital Group, Inc.                              29,147      254,503
*   Trinidad Drilling, Ltd.                                102,138      146,148
*   Trisura Group, Ltd.(BYWPWZ9)                                61        1,249
*   Trisura Group, Ltd.(BFNJQX3)                               749       15,305
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                  7,000       21,210
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                140,352      427,902
    Uni-Select, Inc.                                        15,651      345,976
#*  UrtheCast Corp.                                         14,238       11,807
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)    22,577      417,900
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)   169,560    3,140,306
#   Valener, Inc.                                            9,919      180,397
    Vermilion Energy, Inc.                                  17,190      649,782
    Wajax Corp.                                              8,855      160,038
    Waste Connections, Inc.(BYVG1F6)                         1,925      138,230
    Waste Connections, Inc.(BYQFRK5)                         2,961      212,823
#*  Wesdome Gold Mines, Ltd.                                15,100       23,816
    West Fraser Timber Co., Ltd.                            21,593    1,510,808
#*  Western Energy Services Corp.                           39,186       40,779
    Western Forest Products, Inc.                          205,192      477,113
    WestJet Airlines, Ltd.                                     700       14,006
    Westshore Terminals Investment Corp.                    21,400      437,917
    Wheaton Precious Metals Corp.(BDG1S92)                  33,818      730,131
    Wheaton Precious Metals Corp.(BF13KN5)                  11,014      237,920
    Whitecap Resources, Inc.                               189,162    1,382,574
    Winpak, Ltd.                                             7,300      264,521
    WSP Global, Inc.                                        17,319      838,634
*   Xtreme Drilling Corp.                                    8,883       16,105
    Yamana Gold, Inc.(2237646)                               3,700       12,728
    Yamana Gold, Inc.(2219279)                             253,549      876,084
*   Yangarra Resources, Ltd.                                12,891       49,573
#*  Yellow Pages, Ltd.                                       7,290       45,637
    ZCL Composites, Inc.                                     7,400       68,044
                                                                   ------------
TOTAL CANADA                                                        194,014,717
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA                                           259,208       83,172
    Aguas Andinas SA Class A                               419,596      282,728
    Banco de Chile                                         208,681       35,654
    Banco de Chile ADR                                       1,055      107,168
    Banco de Credito e Inversiones                           7,461      572,822
    Banco Santander Chile                                3,729,477      315,050
    Banco Santander Chile ADR                                3,900      132,795
    Banmedica SA                                             9,241       32,154
    Besalco SA                                             125,443      149,571
    CAP SA                                                  29,598      383,153
    Cencosud SA                                             81,118      252,825
    Cia Cervecerias Unidas SA                               37,393      535,654

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Cia Cervecerias Unidas SA Sponsored ADR                   1,300 $    38,181
*   Cia Sud Americana de Vapores SA                       6,923,862     360,502
    Clinica LAS Condes SA                                       200      11,654
    Colbun SA                                               738,407     183,593
    Embotelladora Andina SA Class B ADR                       1,917      55,689
    Empresa Nacional de Telecomunicaciones SA                43,357     518,108
*   Empresas AquaChile SA                                    32,187      19,469
    Empresas CMPC SA                                        214,006     841,976
    Empresas COPEC SA                                        21,876     378,446
    Empresas Hites SA                                         8,468      10,545
*   Empresas La Polar SA                                    649,636      70,287
    Enel Americas SA                                        463,632     108,501
    Enel Americas SA ADR                                     63,894     752,671
    Enel Chile SA(BYMLZD6)                                  168,804      21,296
    Enel Chile SA(BYYHKR1)                                   25,734     162,124
    Enel Generacion Chile SA                                375,760     359,487
    Enel Generacion Chile SA ADR                              1,950      56,101
    Engie Energia Chile SA                                  106,776     236,885
    Forus SA                                                  4,073      18,582
    Grupo Security SA                                       244,027     131,960
    Inversiones Aguas Metropolitanas SA                     186,860     369,173
    Inversiones La Construccion SA                           14,953     310,593
    Itau CorpBanca(BZ30DD5)                                     900      13,761
    Itau CorpBanca(BYT25P4)                              24,862,734     252,395
    Latam Airlines Group SA                                  25,759     446,068
    Latam Airlines Group SA Sponsored ADR                    37,812     645,829
*   Masisa SA                                               799,803      63,053
    Multiexport Foods SA                                    128,569      59,300
    Parque Arauco SA                                        120,924     398,493
    PAZ Corp. SA                                              5,799      10,803
    Ripley Corp. SA                                         281,841     333,901
    SACI Falabella                                           20,922     219,821
    Salfacorp SA                                             93,837     193,229
    Sigdo Koppers SA                                          7,298      15,408
    Sociedad Matriz SAAM SA                               1,338,265     147,559
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       3,935     221,855
    Sonda SA                                                 70,498     146,273
    Vina Concha y Toro SA                                    86,657     192,677
                                                                    -----------
TOTAL CHILE                                                          11,258,994
                                                                    -----------
CHINA -- (7.6%)
*   21Vianet Group, Inc. ADR                                 24,617     224,261
#   361 Degrees International, Ltd.                         251,000      91,329
#*  3SBio, Inc.                                             162,500     331,639
#*  500.com, Ltd. Class A ADR                                 5,095      63,688
#*  51job, Inc. ADR                                           2,100     147,189
*   58.com, Inc. ADR                                         19,102   1,525,868
*   A8 New Media Group, Ltd.                                292,000      19,057
    AAC Technologies Holdings, Inc.                          83,500   1,383,561
    Agile Group Holdings, Ltd.                              872,000   1,562,298
    Agricultural Bank of China, Ltd. Class H              2,236,000   1,368,070
    Air China, Ltd. Class H                                 424,000     618,122

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Ajisen China Holdings, Ltd.                              255,000 $  123,337
*   AKM Industrial Co., Ltd.                                 100,000     24,129
#*  Alibaba Group Holding, Ltd. Sponsored ADR                 19,817  4,048,415
*   Alibaba Health Information Technology, Ltd.               78,000     40,782
#*  Alibaba Pictures Group, Ltd.                           2,180,000    303,463
*   Aluminum Corp. of China, Ltd. ADR                          2,000     33,740
#*  Aluminum Corp. of China, Ltd. Class H                    960,000    649,238
    AMVIG Holdings, Ltd.                                      54,000     14,218
    Angang Steel Co., Ltd. Class H                           274,000    297,576
    Anhui Conch Cement Co., Ltd. Class H                     252,500  1,385,425
    Anhui Expressway Co., Ltd. Class H                        88,000     73,244
    Anta Sports Products, Ltd.                               179,000    858,858
#*  Anton Oilfield Services Group                            518,000     75,827
*   Aowei Holdings, Ltd.                                     114,000     30,563
    Asia Cement China Holdings Corp.                         154,500     62,986
    Ausnutria Dairy Corp., Ltd.                               90,000     59,431
#*  AVIC International Holding HK, Ltd.                      754,000     51,170
    AVIC International Holdings, Ltd. Class H                142,000    123,095
    AviChina Industry & Technology Co., Ltd. Class H         950,000    508,880
    BAIC Motor Corp., Ltd. Class H                           653,000  1,019,905
*   Baidu, Inc. Sponsored ADR                                  2,984    736,809
    BAIOO Family Interactive, Ltd.                             6,000        383
    Bank of China, Ltd. Class H                            5,606,000  3,359,867
    Bank of Chongqing Co., Ltd. Class H                      183,000    168,104
    Bank of Communications Co., Ltd. Class H                 586,000    506,060
    Bank of Zhengzhou Co., Ltd. Class H                       72,000     43,317
*   Baoye Group Co., Ltd. Class H                             62,000     43,652
#*  Baozun, Inc. Sponsored ADR                                 1,014     39,495
    BBI Life Sciences Corp.                                   27,000     12,107
#   BBMG Corp. Class H                                       516,000    256,064
    Beijing Capital International Airport Co., Ltd.
      Class H                                                488,000    740,931
    Beijing Capital Land, Ltd. Class H                       374,000    243,864
#*  Beijing Enterprises Clean Energy Group, Ltd.           5,225,714    173,404
    Beijing Enterprises Holdings, Ltd.                       123,000    754,807
*   Beijing Enterprises Medical & Health Group, Ltd.         804,000     44,198
#   Beijing Enterprises Water Group, Ltd.                  1,834,000  1,317,187
    Beijing Jingneng Clean Energy Co., Ltd. Class H          352,000     99,612
    Beijing North Star Co., Ltd. Class H                     192,000     75,684
*   Beijing Properties Holdings, Ltd.                        670,000     27,357
    Beijing Urban Construction Design & Development Group
      Co., Ltd. Class H                                       72,000     43,848
#   Best Pacific International Holdings, Ltd.                132,000     78,742
*   BII Railway Transportation Technology Holdings Co.,
      Ltd.                                                   104,000      8,892
#*  Bitauto Holdings, Ltd. ADR                                 8,240    286,670
#*  Boer Power Holdings, Ltd.                                 90,000     20,791
    Bosideng International Holdings, Ltd.                    896,000     82,288
*   Boyaa Interactive International, Ltd.                    124,000     51,756
    Brilliance China Automotive Holdings, Ltd.               382,000    971,210
#   Byd Co., Ltd. Class H                                    119,000  1,119,654
    BYD Electronic International Co., Ltd.                   258,000    633,778
*   C C Land Holdings, Ltd.                                  658,499    150,386
#*  C.banner International Holdings, Ltd.                    233,000     75,661
    Cabbeen Fashion, Ltd.                                    101,000     28,982
    Canvest Environmental Protection Group Co., Ltd.         146,000     84,548

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
#*  Capital Environment Holdings, Ltd.                    1,420,000 $    56,076
#*  CAR, Inc.                                               323,000     267,603
*   Carnival Group International Holdings, Ltd.             830,000      38,183
*   Central China Real Estate, Ltd.                         276,000     137,738
    Central China Securities Co., Ltd. Class H              132,000      57,986
*   Century Sunshine Group Holdings, Ltd.                   235,000       7,796
*   CGN Meiya Power Holdings Co., Ltd.                      474,000      67,977
    CGN Power Co., Ltd. Class H                           1,455,000     410,962
    Changshouhua Food Co., Ltd.                              30,000      14,844
*   Changyou.com, Ltd. ADR                                    3,438     105,787
#   Chaowei Power Holdings, Ltd.                            302,000     171,611
*   Cheetah Mobile, Inc. ADR                                  3,300      54,681
*   Chiho Environmental Group, Ltd.                          40,000      21,486
    China Aerospace International Holdings, Ltd.            678,000      81,592
    China Agri-Industries Holdings, Ltd.                    776,000     360,287
#   China Aircraft Leasing Group Holdings, Ltd.             121,500     127,538
#   China All Access Holdings, Ltd.                         336,000     103,019
*   China Animal Healthcare, Ltd.                            42,000       3,338
#   China Animation Characters Co., Ltd.                    173,000      63,638
    China Aoyuan Property Group, Ltd.                       482,000     423,822
    China BlueChemical, Ltd. Class H                        660,000     237,425
*   China Chengtong Development Group, Ltd.                 326,000      20,617
    China Cinda Asset Management Co., Ltd. Class H        1,518,000     641,230
    China CITIC Bank Corp., Ltd. Class H                    603,000     495,057
    China Coal Energy Co., Ltd. Class H                     615,000     317,362
    China Communications Construction Co., Ltd. Class H   1,157,000   1,377,624
    China Communications Services Corp., Ltd. Class H       828,000     524,518
    China Conch Venture Holdings, Ltd.                      196,500     549,675
    China Construction Bank Corp. Class H                 9,249,000  10,618,513
    China Datang Corp. Renewable Power Co., Ltd. Class H    604,000      77,803
#*  China Daye Non-Ferrous Metals Mining, Ltd.            1,212,000      16,657
    China Distance Education Holdings, Ltd. ADR               3,668      35,433
    China Dongxiang Group Co., Ltd.                       1,192,000     242,263
#*  China Dynamics Holdings, Ltd.                         1,210,000      24,211
    China Eastern Airlines Corp., Ltd. Class H              650,000     587,813
    China Electronics Huada Technology Co., Ltd.            152,000      25,505
    China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                  380,000      33,952
*   China Energine International Holding, Ltd.              300,000      14,903
    China Energy Engineering Corp., Ltd. Class H            132,000      24,972
    China Everbright Bank Co., Ltd. Class H                 439,000     248,452
#   China Everbright International, Ltd.                    318,000     484,283
    China Everbright Water, Ltd.                             52,000      18,578
    China Everbright, Ltd.                                  342,000     841,440
#*  China Evergrande Group                                1,120,000   3,688,271
*   China Fiber Optic Network System Group, Ltd.            310,000       5,203
    China Financial Services Holdings, Ltd.                 392,000      33,111
*   China Fire Safety Enterprise Group, Ltd.                480,000      23,880
    China Foods, Ltd.                                       360,000     194,002
    China Galaxy Securities Co., Ltd. Class H               658,500     536,436
    China Gas Holdings, Ltd.                                428,000   1,249,495
*   China Glass Holdings, Ltd.                              202,000      20,589
#*  China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A                                          404,000     253,348
    China Greenfresh Group Co., Ltd.                         64,000      10,625

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Greenland Broad Greenstate Group Co., Ltd.         160,000 $   24,992
#   China Hanking Holdings, Ltd.                             165,000     24,974
#*  China Harmony New Energy Auto Holding, Ltd.              261,500    191,807
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                    84,000    147,963
#   China Hongqiao Group, Ltd.                               501,000    638,760
    China Huarong Asset Management Co., Ltd. Class H       2,084,000  1,051,412
#*  China Huishan Dairy Holdings Co., Ltd.                   343,000        343
*   China Huiyuan Juice Group, Ltd.                          385,000    114,502
    China International Capital Corp., Ltd. Class H           80,400    180,329
    China International Marine Containers Group Co., Ltd.
      Class H                                                108,100    222,491
    China Jinmao Holdings Group, Ltd.                      2,078,000  1,352,684
    China Lesso Group Holdings, Ltd.                         742,000    578,181
    China Life Insurance Co., Ltd. ADR                         7,800    130,728
    China Life Insurance Co., Ltd. Class H                   141,000    474,775
    China Lilang, Ltd.                                       198,000    178,787
    China Lodging Group, Ltd. ADR                              9,230  1,379,793
    China Longyuan Power Group Corp., Ltd. Class H           436,000    318,245
#*  China LotSynergy Holdings, Ltd.                        2,120,000     47,691
    China Machinery Engineering Corp. Class H                294,000    192,740
    China Maple Leaf Educational Systems, Ltd.                96,000    120,035
    China Medical System Holdings, Ltd.                      465,000    995,342
    China Meidong Auto Holdings, Ltd.                        128,000     45,765
    China Mengniu Dairy Co., Ltd.                            206,000    671,546
    China Merchants Bank Co., Ltd. Class H                   367,000  1,791,814
    China Merchants Land, Ltd.                               532,000    104,504
    China Merchants Port Holdings Co., Ltd.                  321,552    847,850
    China Merchants Securities Co., Ltd. Class H              14,600     24,675
    China Minsheng Banking Corp., Ltd. Class H               518,500    591,429
*   China Minsheng Financial Holding Corp., Ltd.             870,000     31,010
    China Mobile, Ltd.                                       513,500  5,407,357
    China Mobile, Ltd. Sponsored ADR                          39,357  2,072,540
*   China Modern Dairy Holdings, Ltd.                        137,000     26,208
    China Molybdenum Co., Ltd. Class H                       183,000    140,408
#   China National Building Material Co., Ltd. Class H     1,290,000  1,368,687
    China National Materials Co., Ltd. Class H               391,000    352,708
*   China New Town Development Co., Ltd.                     612,500     24,269
    China NT Pharma Group Co., Ltd.                          195,500     44,352
*   China Nuclear Energy Technology Corp., Ltd.               60,000     11,364
*   China Oceanwide Holdings, Ltd.                           374,000     26,764
    China Oil & Gas Group, Ltd.                            1,768,000    177,939
    China Oilfield Services, Ltd. Class H                    326,000    387,986
#*  China Online Education Group ADR                           1,626     19,512
#   China Oriental Group Co., Ltd.                           390,000    303,150
#   China Overseas Grand Oceans Group, Ltd.                  661,000    413,740
    China Overseas Land & Investment, Ltd.                 1,138,000  4,400,954
    China Overseas Property Holdings, Ltd.                   820,000    314,634
    China Pacific Insurance Group Co., Ltd. Class H          136,400    689,475
    China Petroleum & Chemical Corp. ADR                       2,000    173,700
    China Petroleum & Chemical Corp. Class H               3,758,000  3,248,474
    China Pioneer Pharma Holdings, Ltd.                      237,000     76,874
    China Power Clean Energy Development Co., Ltd.           100,000     62,020
#   China Power International Development, Ltd.            1,059,999    289,244
*   China Properties Group, Ltd.                              81,000     18,072

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Railway Construction Corp., Ltd. Class H           500,000 $  607,101
    China Railway Group, Ltd. Class H                        711,000    544,554
    China Railway Signal & Communication Corp., Ltd.
      Class H                                                254,000    195,834
#*  China Rare Earth Holdings, Ltd.                          486,399     35,435
    China Reinsurance Group Corp. Class H                    761,000    178,732
    China Resources Beer Holdings Co., Ltd.                  317,807  1,200,135
    China Resources Cement Holdings, Ltd.                    678,000    510,058
    China Resources Gas Group, Ltd.                          370,000  1,218,386
    China Resources Land, Ltd.                               568,000  2,260,608
    China Resources Pharmaceutical Group, Ltd.               510,000    671,183
    China Resources Phoenix Healthcare Holdings Co., Ltd.     72,500    104,809
    China Resources Power Holdings Co., Ltd.                 264,690    488,050
#*  China Ruifeng Renewable Energy Holdings, Ltd.            252,000     21,264
    China Sanjiang Fine Chemicals Co., Ltd.                  254,000    109,605
    China SCE Property Holdings, Ltd.                        753,000    404,707
#*  China Shengmu Organic Milk, Ltd.                         593,000     92,450
    China Shenhua Energy Co., Ltd. Class H                   478,000  1,485,267
    China Shineway Pharmaceutical Group, Ltd.                157,000    193,249
    China Silver Group, Ltd.                                 332,000     94,254
#   China Singyes Solar Technologies Holdings, Ltd.          271,000    110,654
    China South City Holdings, Ltd.                        1,318,000    396,825
    China Southern Airlines Co., Ltd. Class H                678,000    883,105
    China Southern Airlines Co., Ltd. Sponsored ADR            2,392    154,762
    China Starch Holdings, Ltd.                              855,000     34,786
#   China State Construction International Holdings, Ltd.    796,500  1,149,713
    China Sunshine Paper Holdings Co., Ltd.                  119,000     36,155
    China Suntien Green Energy Corp., Ltd. Class H           417,000    103,575
    China Taiping Insurance Holdings Co., Ltd.               300,000  1,291,481
#   China Telecom Corp., Ltd. ADR                              1,739     86,324
    China Telecom Corp., Ltd. Class H                        552,000    273,390
    China Tian Lun Gas Holdings, Ltd.                         73,500     57,195
    China Traditional Chinese Medicine Holdings Co., Ltd.    406,000    267,072
    China Travel International Investment Hong Kong, Ltd.    866,000    319,106
*   China Unicom Hong Kong, Ltd.                           1,668,000  2,500,347
*   China Unicom Hong Kong, Ltd. ADR                          32,502    488,830
    China Vanke Co., Ltd. Class H                            181,300    883,099
#   China Vast Industrial Urban Development Co., Ltd.         70,000     35,491
#   China Water Affairs Group, Ltd.                          242,000    227,992
#*  China Water Industry Group, Ltd.                         204,000     43,277
    China Wood Optimization Holding, Ltd.                     56,000     14,405
    China XLX Fertiliser, Ltd.                               116,000     52,836
*   China Yurun Food Group, Ltd.                             730,000    108,077
    China ZhengTong Auto Services Holdings, Ltd.             303,500    307,822
#   China Zhongwang Holdings, Ltd.                           575,600    330,470
#   Chinasoft International, Ltd.                            392,000    276,405
    Chongqing Machinery & Electric Co., Ltd. Class H         482,000     50,994
    Chongqing Rural Commercial Bank Co., Ltd. Class H      1,273,000  1,149,848
    Chu Kong Shipping Enterprise Group Co., Ltd.             160,000     42,216
    CIFI Holdings Group Co., Ltd.                          1,500,000  1,288,648
#*  CIMC Enric Holdings, Ltd.                                122,000    133,926
*   CITIC Dameng Holdings, Ltd.                              460,000     30,529
    CITIC Resources Holdings, Ltd.                         1,834,000    201,141
    CITIC Securities Co., Ltd. Class H                       254,000    673,532

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    CITIC, Ltd.                                              637,000 $1,002,523
#   Citychamp Watch & Jewellery Group, Ltd.                  226,000     53,674
#   Clear Media, Ltd.                                          6,000      5,393
    CNOOC, Ltd.                                            1,872,000  2,942,525
    CNOOC, Ltd. Sponsored ADR                                  8,898  1,398,766
*   COFCO Meat Holdings, Ltd.                                 65,000     13,129
    Cogobuy Group                                            117,000     70,549
#   Colour Life Services Group Co., Ltd.                     122,000     81,929
    Comba Telecom Systems Holdings, Ltd.                     539,983     94,403
    Concord New Energy Group, Ltd.                         1,860,000     90,087
    Consun Pharmaceutical Group, Ltd.                        180,000    203,713
#*  Coolpad Group, Ltd.                                    1,152,600     23,052
*   COSCO SHIPPING Development Co., Ltd. Class H           1,505,000    334,680
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H   442,000    254,032
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                665,000    392,622
#   COSCO SHIPPING International Hong Kong Co., Ltd.         210,000     88,140
    COSCO SHIPPING Ports, Ltd.                               554,689    579,637
*   Coslight Technology International Group Co., Ltd.         46,000     17,438
#   Cosmo Lady China Holdings Co., Ltd.                      299,000    117,549
    Country Garden Holdings Co., Ltd.                      1,172,000  2,517,442
    CP Pokphand Co., Ltd.                                  3,128,000    247,632
#   CPMC Holdings, Ltd.                                      159,000    133,238
#   CRCC High-Tech Equipment Corp., Ltd. Class H             137,500     39,428
    CRRC Corp., Ltd. Class H                                 232,000    229,294
    CSPC Pharmaceutical Group, Ltd.                          992,000  2,197,544
    CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                 18,000     28,440
#   CT Environmental Group, Ltd.                           1,052,000    204,083
#*  Ctrip.com International, Ltd. ADR                         39,462  1,846,032
#*  CWT International, Ltd.                                1,480,000     61,733
    Da Ming International Holdings, Ltd.                      36,000     14,301
    Dah Chong Hong Holdings, Ltd.                            268,000    135,186
    Dali Foods Group Co., Ltd.                               480,500    471,046
#   Dalian Port PDA Co., Ltd. Class H                        293,000     54,215
*   Daphne International Holdings, Ltd.                      304,000     20,143
*   Datang International Power Generation Co., Ltd.
      Class H                                                458,000    150,893
    Dawnrays Pharmaceutical Holdings, Ltd.                   185,000    106,098
#*  Differ Group Holding Co., Ltd.                           120,000      9,346
#*  Digital China Holdings, Ltd.                             272,000    162,132
*   Dongfang Electric Corp., Ltd. Class H                    108,800    103,783
    Dongfeng Motor Group Co., Ltd. Class H                   628,000    817,806
#   Dongjiang Environmental Co., Ltd. Class H                 94,400    133,706
    Dongyue Group, Ltd.                                      320,000    280,416
#   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                110,000     62,113
    E-Commodities Holdings, Ltd.                             588,000     65,342
*   eHi Car Services, Ltd. Sponsored ADR                       2,632     31,031
    ENN Energy Holdings, Ltd.                                104,000    803,531
    Essex Bio-technology, Ltd.                                60,000     42,937
    EVA Precision Industrial Holdings, Ltd.                  414,000     62,600
    Everbright Securities Co., Ltd. Class H                   60,200     79,024
*   EverChina International Holdings Co., Ltd.               335,000      7,671
    Fantasia Holdings Group Co., Ltd.                        753,000    138,007
    Far East Horizon, Ltd.                                   719,000    773,011
#   First Tractor Co., Ltd. Class H                          156,000     66,129

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Fosun International, Ltd.                                357,572 $  841,819
    Fu Shou Yuan International Group, Ltd.                   338,000    302,867
#   Fufeng Group, Ltd.                                       693,000    505,138
#*  Fuguiniao Co., Ltd. Class H                               37,999      3,534
    Fullshare Holdings, Ltd.                                 612,500    288,206
#   Future Land Development Holdings, Ltd.                   648,000    634,363
    Fuyao Glass Industry Group Co., Ltd. Class H              76,000    320,921
*   GCL-Poly Energy Holdings, Ltd.                         5,708,000    981,621
    Geely Automobile Holdings, Ltd.                          930,000  2,958,663
    Gemdale Properties & Investment Corp., Ltd.            1,828,000    267,424
#   Genscript Biotech Corp.                                   68,000    247,735
    GF Securities Co., Ltd. Class H                           94,200    209,892
*   Glorious Property Holdings, Ltd.                       1,159,000    130,091
#   Golden Eagle Retail Group, Ltd.                          193,000    244,671
    Golden Throat Holdings Group Co., Ltd.                    79,000     18,122
#   Goldpac Group, Ltd.                                       58,000     16,547
#   GOME Retail Holdings, Ltd.                             3,982,000    504,447
#*  Grand Baoxin Auto Group, Ltd.                            148,664     66,769
#   Great Wall Motor Co., Ltd. Class H                       731,000    888,326
    Greatview Aseptic Packaging Co., Ltd.                    464,000    332,523
    Greenland Hong Kong Holdings, Ltd.                       376,000    213,111
#   Greentown China Holdings, Ltd.                           242,000    422,149
    Greentown Service Group Co., Ltd.                        262,000    216,662
#*  Ground International Development, Ltd.                    55,000     12,809
    Guangdong Investment, Ltd.                               326,000    484,684
*   Guangdong Land Holdings, Ltd.                             76,000     17,227
    Guangdong Yueyun Transportation Co., Ltd. Class H         79,000     51,916
    Guangshen Railway Co., Ltd. Class H                      308,000    205,752
    Guangshen Railway Co., Ltd. Sponsored ADR                    600     19,962
    Guangzhou Automobile Group Co., Ltd. Class H             148,000    333,579
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                            46,000    134,504
    Guangzhou R&F Properties Co., Ltd. Class H               477,200  1,335,552
    Guolian Securities Co., Ltd. Class H                     130,000     61,377
#   Guorui Properties, Ltd.                                  189,000     56,201
*   Haichang Ocean Park Holdings, Ltd.                       229,000     57,066
    Haier Electronics Group Co., Ltd.                        291,000    993,410
*   Hailiang Education Group, Inc. ADR                         1,504     70,086
    Haitian International Holdings, Ltd.                     238,000    747,270
    Haitong Securities Co., Ltd. Class H                     229,600    374,025
*   Hanergy Thin Film Power Group, Ltd.                      190,000      1,019
*   Harbin Bank Co., Ltd. Class H                            359,000    118,605
    Harbin Electric Co., Ltd. Class H                        270,000    113,140
#   Harmonicare Medical Holdings, Ltd.                        39,000     14,162
#   HC International, Inc.                                   186,500    139,644
*   Health and Happiness H&H International Holdings, Ltd.     87,000    612,394
    Hengan International Group Co., Ltd.                     205,500  1,968,847
    Hengdeli Holdings, Ltd.                                  720,000     39,856
*   Hi Sun Technology China, Ltd.                            609,000    124,075
    Hilong Holding, Ltd.                                     359,000     74,439
    Hisense Kelon Electrical Holdings Co., Ltd. Class H      178,000    243,545
    HKC Holdings, Ltd.                                        77,000     57,390
    HNA Infrastructure Co., Ltd. Class H                      35,000     34,944
*   Honghua Group, Ltd.                                      898,000    109,753

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Honworld Group, Ltd.                                      59,000 $   28,841
    Hopefluent Group Holdings, Ltd.                           88,000     45,532
    Hopewell Highway Infrastructure, Ltd.                    118,500     72,657
    Hopson Development Holdings, Ltd.                        256,000    268,863
#   HOSA International, Ltd.                                 114,000     41,199
#*  Hua Han Health Industry Holdings, Ltd.                 1,494,000     75,916
    Hua Hong Semiconductor, Ltd.                             118,000    235,042
    Huadian Fuxin Energy Corp., Ltd. Class H                 618,000    162,442
    Huadian Power International Corp., Ltd. Class H          232,000     88,080
    Huaneng Power International, Inc. Class H                508,000    326,760
    Huaneng Power International, Inc. Sponsored ADR              900     23,184
    Huaneng Renewables Corp., Ltd. Class H                 2,406,000    831,561
    Huatai Securities Co., Ltd. Class H                      110,600    250,090
    Huishang Bank Corp., Ltd. Class H                        285,000    157,345
#*  Hydoo International Holding, Ltd.                        236,000     21,203
*   IMAX China Holding, Inc.                                  57,500    148,016
    Industrial & Commercial Bank of China, Ltd. Class H    6,595,000  6,212,276
    Inner Mongolia Yitai Coal Co., Ltd. Class H               16,000     23,939
*   JD.com, Inc. ADR                                          11,707    576,336
    Jiangnan Group, Ltd.                                     504,000     36,039
    Jiangsu Expressway Co., Ltd. Class H                     168,000    258,403
    Jiangxi Copper Co., Ltd. Class H                         300,000    506,833
#*  Jiayuan International Group, Ltd.                        320,000    318,841
#*  Jinchuan Group International Resources Co., Ltd.         366,000     68,518
*   JinkoSolar Holding Co., Ltd. ADR                          10,086    224,111
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                        34,500     22,753
    JNBY Design, Ltd.                                         77,000    116,226
    Joy City Property, Ltd.                                1,328,000    228,829
    Ju Teng International Holdings, Ltd.                     328,000     93,816
*   Jutal Offshore Oil Services, Ltd.                         80,000     24,319
#   K Wah International Holdings, Ltd.                       499,072    358,046
*   Kaisa Group Holdings, Ltd.                               928,000    587,897
    Kangda International Environmental Co., Ltd.             177,000     37,593
*   Kasen International Holdings, Ltd.                       223,000     39,343
    Kingboard Chemical Holdings, Ltd.                        341,000  1,865,859
    Kingboard Laminates Holdings, Ltd.                       462,500    812,462
#*  Kingdee International Software Group Co., Ltd.           354,000    230,251
    Kingsoft Corp., Ltd.                                     163,000    556,199
*   Kong Sun Holdings, Ltd.                                  300,000     10,304
#*  Koradior Holdings, Ltd.                                   57,000     58,948
#*  KuangChi Science, Ltd.                                   694,000    200,306
    Kunlun Energy Co., Ltd.                                1,310,000  1,299,471
    KWG Property Holding, Ltd.                               459,000    773,476
    Le Saunda Holdings, Ltd.                                  57,200      9,971
    Lee & Man Chemical Co., Ltd.                              20,000     15,960
    Lee & Man Paper Manufacturing, Ltd.                      525,000    616,551
    Lee's Pharmaceutical Holdings, Ltd.                       93,500    155,529
    Legend Holdings Corp. Class H                             72,100    260,470
    Lenovo Group, Ltd.                                     3,268,000  1,881,235
    Leoch International Technology, Ltd.                     133,000     23,418
#*  Leyou Technologies Holdings, Ltd.                        900,000    196,474
*   Li Ning Co., Ltd.                                        100,500     80,833
#*  Lianhua Supermarket Holdings Co., Ltd. Class H           177,000     62,809

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
*   Lifestyle China Group, Ltd.                              266,500 $   79,289
*   Lifetech Scientific Corp.                                200,000     52,723
#*  Lisi Group Holdings, Ltd.                                152,000     24,187
    Livzon Pharmaceutical Group, Inc. Class H                 22,685    186,913
    LK Technology Holdings, Ltd.                             135,000     19,587
    Logan Property Holdings Co., Ltd.                        458,000    695,154
    Longfor Properties Co., Ltd.                             427,500  1,395,101
#*  LongiTech Smart Energy Holding, Ltd.                      51,000     13,986
    Lonking Holdings, Ltd.                                   703,000    313,395
#   Luye Pharma Group, Ltd.                                  222,000    197,884
#*  Maanshan Iron & Steel Co., Ltd. Class H                  668,000    358,026
    Maoye International Holdings, Ltd.                       275,000     28,608
    Metallurgical Corp. of China, Ltd. Class H               346,000    109,810
*   MIE Holdings Corp.                                       246,000     16,924
    MIN XIN Holdings, Ltd.                                    22,000     15,677
*   Mingfa Group International Co., Ltd.                     299,000      4,300
    Minmetals Land, Ltd.                                     426,000     78,744
    Minth Group, Ltd.                                        194,000  1,092,432
*   MMG, Ltd.                                                940,000    686,880
    MOBI Development Co., Ltd.                               115,000     17,321
    Mobile Internet China Holding, Ltd.                       95,000     24,882
    Modern Land China Co., Ltd.                              351,000     88,005
*   Momo, Inc. Sponsored ADR                                  41,920  1,321,738
#*  Munsun Capital Group, Ltd.                             2,646,000     23,679
#   Nan Hai Corp., Ltd.                                    7,050,000    210,396
#*  National Agricultural Holdings, Ltd.                     206,000      5,875
#   NetEase, Inc. ADR                                          8,580  2,746,973
    New China Life Insurance Co., Ltd. Class H                26,100    169,362
    New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                            9,592    883,327
#*  New Provenance Everlasting Holdings, Ltd.              3,740,000     70,642
*   New World Department Store China, Ltd.                   182,000     42,486
    Nexteer Automotive Group, Ltd.                           438,000    932,642
    Nine Dragons Paper Holdings, Ltd.                        630,000    977,429
*   Noah Holdings, Ltd. Sponsored ADR                          7,935    392,068
*   North Mining Shares Co., Ltd.                          3,570,000     74,710
#*  NQ Mobile, Inc. Class A ADR                               31,632    107,232
    NVC Lighting Holdings, Ltd.                              480,000     45,979
#*  O-Net Technologies Group, Ltd.                            86,000     58,182
*   Ourgame International Holdings, Ltd.                      67,000     23,668
    Overseas Chinese Town Asia Holdings, Ltd.                 46,000     21,919
#*  Ozner Water International Holding, Ltd.                  150,000     47,758
    Pacific Online, Ltd.                                     129,000     22,088
#*  Panda Green Energy Group, Ltd.                         1,230,000    144,552
    Parkson Retail Group, Ltd.                               415,500     59,245
#   PAX Global Technology, Ltd.                              334,000    162,056
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                              1,085,000    618,205
    PetroChina Co., Ltd. ADR                                   1,900    150,138
    PetroChina Co., Ltd. Class H                           3,084,000  2,433,913
*   Phoenix New Media, Ltd. ADR                                9,125     60,316
#   Phoenix Satellite Television Holdings, Ltd.              338,000     46,619
    PICC Property & Casualty Co., Ltd. Class H               638,000  1,319,879
    Ping An Insurance Group Co. of China, Ltd. Class H       618,000  7,278,794
    Poly Culture Group Corp., Ltd. Class H                    28,200     55,730

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
*   Poly Property Group Co., Ltd.                            772,000 $  426,628
#   Pou Sheng International Holdings, Ltd.                   609,000    152,299
#   Powerlong Real Estate Holdings, Ltd.                     543,000    294,348
#*  PW Medtech Group, Ltd.                                   327,000     65,930
#   Q Technology Group Co., Ltd.                             160,000    217,602
    Qingdao Port International Co., Ltd. Class H             254,000    187,209
    Qingling Motors Co., Ltd. Class H                        266,000     89,524
#   Qinhuangdao Port Co., Ltd. Class H                       195,500     64,210
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                   8,900      2,508
*   Real Nutriceutical Group, Ltd.                           306,000     11,135
    Red Star Macalline Group Corp., Ltd. Class H             100,000    132,006
#   Redco Group                                              656,000    298,042
#*  Renhe Commercial Holdings Co., Ltd.                    5,416,000    141,085
#*  Renren, Inc. ADR                                           5,178     52,453
*   Rentian Technology Holdings, Ltd.                        300,000     14,566
*   REXLot Holdings, Ltd.                                  3,200,000     22,857
*   Rici Healthcare Holdings, Ltd.                            46,000     12,607
    Road King Infrastructure, Ltd.                            83,000    170,385
#*  Ronshine China Holdings, Ltd.                            213,000    313,758
*   Royale Furniture Holdings, Ltd.                          270,000     26,702
*   Sany Heavy Equipment International Holdings Co., Ltd.    408,000    123,640
    Seaspan Corp.                                             18,977    135,116
#*  Semiconductor Manufacturing International Corp.        1,048,099  1,508,359
#*  Semiconductor Manufacturing International Corp. ADR       30,682    222,444
#   Shandong Chenming Paper Holdings, Ltd. Class H           117,500    208,355
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                                380,000    281,476
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H          54,000     59,552
#   Shanghai Dasheng Agricultural Finance Technology Co.,
      Ltd. Class H                                         1,104,000     75,997
#*  Shanghai Electric Group Co., Ltd. Class H                514,000    208,732
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H     16,500     95,879
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                                112,000     93,422
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                           120,000     58,900
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                                  6,100     34,218
    Shanghai Industrial Holdings, Ltd.                       167,000    487,881
#   Shanghai Industrial Urban Development Group, Ltd.        600,000    161,113
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                           702,000    297,275
#   Shanghai La Chapelle Fashion Co., Ltd. Class H            10,000     11,504
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H       137,500    359,264
    Shanghai Prime Machinery Co., Ltd. Class H               320,000     70,237
*   Shanghai Zendai Property, Ltd.                           845,000     18,548
    Shengjing Bank Co., Ltd. Class H                          66,000     53,896
    Shenguan Holdings Group, Ltd.                            248,000     11,858
    Shenzhen Expressway Co., Ltd. Class H                    158,000    165,728
    Shenzhen International Holdings, Ltd.                    397,439    803,527
    Shenzhen Investment, Ltd.                              1,450,329    646,553
    Shenzhou International Group Holdings, Ltd.              104,000  1,070,971
    Shimao Property Holdings, Ltd.                           585,500  1,737,401
*   Shougang Concord International Enterprises Co., Ltd.   3,384,000     97,480
    Shougang Fushan Resources Group, Ltd.                    824,000    199,789
    Shui On Land, Ltd.                                     1,353,000    469,309
#*  Shunfeng International Clean Energy, Ltd.                566,000     27,781
    Sichuan Expressway Co., Ltd. Class H                     236,000     92,939
    Sihuan Pharmaceutical Holdings Group, Ltd.             1,695,000    650,788

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
*   Silver Grant International Industries, Ltd.             376,000 $    72,108
*   SINA Corp.                                                  805      94,386
    Sino Biopharmaceutical, Ltd.                          1,263,000   2,316,792
#*  Sino Oil And Gas Holdings, Ltd.                       4,455,000      34,121
    Sino-Ocean Group Holding, Ltd.                          976,500     806,179
#*  Sinofert Holdings, Ltd.                                 754,000     117,234
#*  Sinolink Worldwide Holdings, Ltd.                       666,000      90,940
#*  SinoMedia Holding, Ltd.                                  54,000      12,529
    Sinopec Engineering Group Co., Ltd. Class H             422,500     455,015
    Sinopec Kantons Holdings, Ltd.                          388,000     247,230
#*  Sinopec Oilfield Service Corp. Class H                  270,000      48,209
    Sinopec Shanghai Petrochemical Co., Ltd. Class H      1,710,000   1,044,076
    Sinopharm Group Co., Ltd. Class H                       485,600   2,139,995
#   Sinosoft Technology Group, Ltd.                         297,400      86,762
#   Sinotrans Shipping, Ltd.                                482,000     151,161
    Sinotrans, Ltd. Class H                                 668,000     405,167
#   Sinotruk Hong Kong, Ltd.                                236,500     311,081
*   Skyfame Realty Holdings, Ltd.                           330,000     162,606
    Skyworth Digital Holdings, Ltd.                         743,989     364,521
#   SMI Holdings Group, Ltd.                                224,799     115,332
    SOHO China, Ltd.                                        747,500     443,322
*   Sohu.com, Inc.                                            4,697     180,881
#*  Sparkle Roll Group, Ltd.                                176,000      16,860
    Springland International Holdings, Ltd.                 358,000      81,102
#*  SPT Energy Group, Inc.                                  132,000      15,828
*   SRE Group, Ltd.                                       1,778,000      48,692
    SSY Group, Ltd.                                         731,026     535,058
#*  Starrise Media Holdings, Ltd.                           122,000      10,772
    Sun Art Retail Group, Ltd.                            1,092,500   1,479,530
    Sun King Power Electronics Group                        176,000      36,607
#   Sunac China Holdings, Ltd.                               68,000     324,544
    Sunny Optical Technology Group Co., Ltd.                118,000   1,626,479
*   Sunshine 100 China Holdings, Ltd.                       177,000      74,078
    Symphony Holdings, Ltd.                                 380,000      47,979
    TAL Education Group ADR                                  19,382     631,272
    Tang Palace China Holdings, Ltd.                         32,000      13,266
#   Tarena International, Inc. ADR                            5,822      77,898
#*  Taung Gold International, Ltd.                        3,820,000      27,272
#   TCL Multimedia Technology Holdings, Ltd.                190,667      90,271
*   Tech Pro Technology Development, Ltd.                 1,538,000      13,369
#*  Technovator International, Ltd.                         148,000      40,754
    Ten Pao Group Holdings, Ltd.                            116,000      20,682
    Tencent Holdings, Ltd.                                  209,100  12,355,183
    Tenwow International Holdings, Ltd.                     224,000      47,267
*   Tesson Holdings, Ltd.                                    99,000      15,182
    Texhong Textile Group, Ltd.                             142,500     200,402
*   Tian An China Investment Co., Ltd.                       60,000      41,723
    Tian Ge Interactive Holdings, Ltd.                       83,000      74,254
    Tiangong International Co., Ltd.                        296,000      50,200
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                          120,000      72,039
#   Tianjin Development Holdings, Ltd.                      134,000      65,320
    Tianjin Port Development Holdings, Ltd.               1,154,000     178,348
    Tianneng Power International, Ltd.                      380,000     375,393

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Tianyi Summi Holdings, Ltd.                              100,000 $   12,016
    Tianyun International Holdings, Ltd.                     138,000     24,783
#*  Tibet Water Resources, Ltd.                              288,000    124,884
    Tingyi Cayman Islands Holding Corp.                      562,000  1,168,830
    Tomson Group, Ltd.                                       150,000     74,128
#   Tong Ren Tang Technologies Co., Ltd. Class H             247,000    394,653
#   Tongda Group Holdings, Ltd.                            1,690,000    381,964
    Tonly Electronics Holdings, Ltd.                          26,000     31,235
    Top Spring International Holdings, Ltd.                   91,000     43,669
#   Towngas China Co., Ltd.                                  236,732    198,240
    TPV Technology, Ltd.                                     282,000     39,935
    Travelsky Technology, Ltd. Class H                        97,000    302,750
    Trigiant Group, Ltd.                                     100,000     13,500
#   Truly International Holdings, Ltd.                       412,000    139,874
    Tsaker Chemical Group, Ltd.                              108,500     56,885
    Tsingtao Brewery Co., Ltd. Class H                        62,000    345,207
*   Tuniu Corp. Sponsored ADR                                  2,400     19,512
    Uni-President China Holdings, Ltd.                       398,000    364,972
    United Energy Group, Ltd.                              2,722,000    212,434
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                     153,000    142,751
#*  V1 Group, Ltd.                                           846,000     24,304
    Vinda International Holdings, Ltd.                        64,000    119,773
#*  Vipshop Holdings, Ltd. ADR                               144,045  2,381,064
    Wanguo International Mining Group, Ltd.                   62,000     15,131
    Want Want China Holdings, Ltd.                         1,421,000  1,252,343
#   Wasion Group Holdings, Ltd.                              168,000     93,988
*   Weibo Corp. Sponsored ADR                                  2,986    386,896
    Weichai Power Co., Ltd. Class H                          842,000  1,050,327
    Weiqiao Textile Co. Class H                               90,000     53,700
    Welling Holding, Ltd.                                    300,000     77,970
*   West China Cement, Ltd.                                1,066,000    183,100
    Wisdom Sports Group                                      194,000     24,750
*   Wuzhou International Holdings, Ltd.                      274,000     30,395
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                   126,000    240,299
    Xiamen International Port Co., Ltd. Class H              426,000     84,375
#*  Xinchen China Power Holdings, Ltd.                       176,000     24,500
    Xingda International Holdings, Ltd.                      394,797    156,929
*   Xingfa Aluminium Holdings, Ltd.                           25,000     16,735
    Xinhua Winshare Publishing and Media Co., Ltd. Class H 77,000 62,602 Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                                146,380    254,733
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H        367,000     55,664
    Xinyi Solar Holdings, Ltd.                             1,588,000    729,698
    Xinyuan Real Estate Co., Ltd. ADR                         16,785    123,034
#   XTEP International Holdings, Ltd.                        332,000    150,296
#   Yadea Group Holdings, Ltd.                               232,000     74,512
*   Yanchang Petroleum International, Ltd.                 1,420,000     19,954
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                 64,000    295,773
    Yanzhou Coal Mining Co., Ltd. Class H                    732,000  1,273,131
#*  Yashili International Holdings, Ltd.                     281,000     54,657
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                                 20,200     82,782
    Yida China Holdings, Ltd.                                 84,000     30,740
    Yihai International Holding, Ltd.                         51,000     65,812
    Yip's Chemical Holdings, Ltd.                             84,000     31,061

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
#   Yirendai, Ltd. ADR                                       5,545 $    224,129
#*  Youyuan International Holdings, Ltd.                   173,000       66,760
*   Yuanda China Holdings, Ltd.                            374,000        6,697
*   YuanShengTai Dairy Farm, Ltd.                          185,000        7,077
    Yuexiu Property Co., Ltd.                            2,520,000      540,308
    Yuexiu Transport Infrastructure, Ltd.                  152,000      111,546
    Yum China Holdings, Inc.                                24,128    1,119,298
    Yunnan Water Investment Co., Ltd. Class H               71,000       29,711
    Yuzhou Properties Co., Ltd.                            733,000      540,510
*   YY, Inc. ADR                                            12,053    1,602,567
#   Zhaojin Mining Industry Co., Ltd. Class H              224,500      191,208
    Zhejiang Expressway Co., Ltd. Class H                  310,000      366,097
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                               76,800       43,149
#*  Zhong An Real Estate, Ltd.                           1,326,000      130,238
    Zhongsheng Group Holdings, Ltd.                        259,500      650,354
*   Zhongyu Gas Holdings, Ltd.                             114,000      116,831
    Zhuhai Holdings Investment Group, Ltd.                 204,000       30,193
    Zhuzhou CRRC Times Electric Co., Ltd. Class H           94,100      520,515
    Zijin Mining Group Co., Ltd. Class H                 2,152,000    1,084,938
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                         449,200      196,014
*   ZTE Corp. Class H                                       30,960      112,347
                                                                   ------------
TOTAL CHINA                                                         262,031,594
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                      67,180      423,249
    Banco de Bogota SA                                       2,716       63,833
    Bancolombia SA                                          16,411      188,050
    Bancolombia SA Sponsored ADR                             6,979      320,685
    Celsia SA ESP                                           65,213      107,539
    Cementos Argos SA                                       22,461       89,433
*   Cemex Latam Holdings SA                                 42,817      164,751
    Corp. Financiera Colombiana SA                          16,135      152,823
    Ecopetrol SA                                           620,580      581,658
#   Ecopetrol SA Sponsored ADR                               3,500       66,045
    Grupo Argos SA                                          39,685      288,619
    Grupo Aval Acciones y Valores SA                         4,400       40,040
    Grupo de Inversiones Suramericana SA                    17,516      247,619
    Grupo Energia Bogota SA ESP                             61,864       44,251
    Grupo Nutresa SA                                        22,030      209,899
    Interconexion Electrica SA ESP                          57,378      289,114
    Promigas SA ESP                                          7,760       19,441
                                                                   ------------
TOTAL COLOMBIA                                                        3,297,049
                                                                   ------------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                31,217      799,555
    Komercni banka A.S.                                      1,600       73,479
    Moneta Money Bank A.S.                                  25,680      106,586
    O2 Czech Republic A.S.                                   6,009       83,784
    Philip Morris CR A.S.                                       60       49,867

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CZECH REPUBLIC -- (Continued)
    Unipetrol A.S.                                             5,266 $   94,731
                                                                     ----------
TOTAL CZECH REPUBLIC                                                  1,208,002
                                                                     ----------
DENMARK -- (1.2%)
    ALK-Abello A.S.                                            1,186    150,644
    Alm Brand A.S.                                            25,496    314,246
#   Ambu A.S. Class B                                         33,020    708,777
    AP Moller - Maersk A.S. Class A                              262    447,640
    AP Moller - Maersk A.S. Class B                              437    780,141
*   Bang & Olufsen A.S.                                        9,793    262,998
    BankNordik P/F                                             1,133     20,807
#*  Bavarian Nordic A.S.                                       5,110    196,880
    Brodrene Hartmann A.S.                                       736     41,476
#   Carlsberg A.S. Class B                                    13,314  1,711,366
    Chr Hansen Holding A.S.                                   16,630  1,452,984
    Coloplast A.S. Class B                                     5,200    462,290
    Columbus A.S.                                             21,762     55,028
#*  D/S Norden A.S.                                           10,983    218,806
    Danske Bank A.S.                                          52,705  2,140,186
    DFDS A.S.                                                  9,358    561,520
    DSV A.S.                                                  39,340  3,234,526
    FLSmidth & Co. A.S.                                       14,233    838,243
*   Genmab A.S.                                                2,035    372,375
    GN Store Nord A.S.                                        37,161  1,253,146
    H Lundbeck A.S.                                           25,729  1,311,518
*   H+H International A.S. Class B                             5,167    125,583
    IC Group A.S.                                              1,421     33,567
    ISS A.S.                                                  27,271  1,064,024
    Jyske Bank A.S.                                           24,641  1,424,487
    Matas A.S.                                                10,707    134,502
*   Nilfisk Holding A.S.                                       7,790    451,898
#*  NKT A.S.                                                  10,339    450,794
    NNIT A.S.                                                    987     30,263
    Nordjyske Bank A.S.                                          616     12,241
    Novo Nordisk A.S. Class B                                 64,873  3,600,344
#   Novo Nordisk A.S. Sponsored ADR                            5,344    296,592
#   Novozymes A.S. Class B                                    27,912  1,548,417
    Orsted A.S.                                                5,014    304,367
#   Pandora A.S.                                              22,006  2,085,398
    Parken Sport & Entertainment A.S.                          1,486     18,059
    Per Aarsleff Holding A.S.                                  6,846    235,411
    Ringkjoebing Landbobank A.S.                               8,076    445,266
    Rockwool International A.S. Class A                          237     61,121
    Rockwool International A.S. Class B                        2,079    580,746
    Royal Unibrew A.S.                                        14,872    903,808
    RTX A.S.                                                   2,334     61,764
*   Santa Fe Group A.S.                                        3,545     26,787
    Scandinavian Tobacco Group A.S. Class A                      708     14,317
    Schouw & Co., A.S.                                         5,883    595,457
    SimCorp A.S.                                              10,418    661,707
    Solar A.S. Class B                                         1,816    119,864
    Spar Nord Bank A.S.                                       26,592    316,797

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
    Sydbank A.S.                                             27,779 $ 1,136,089
    TDC A.S.                                                278,677   1,860,053
    Tivoli A.S.                                                 239      25,051
*   TK Development A.S.                                      12,267      14,578
*   Topdanmark A.S.                                          26,504   1,266,191
    Tryg A.S.                                                29,821     725,696
    United International Enterprises                            421      90,928
    Vestas Wind Systems A.S.                                 27,633   1,884,793
*   Vestjysk Bank A.S.                                        6,101       2,814
*   William Demant Holding A.S.                              28,692     907,320
*   Zealand Pharma A.S.                                       2,209      37,438
                                                                    -----------
TOTAL DENMARK                                                        40,090,129
                                                                    -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR           26,910     122,180
                                                                    -----------
FINLAND -- (1.2%)
    Ahlstrom-Munksjo Oyj                                      2,535      55,913
    Aktia Bank Oyj                                           10,683     127,368
    Alma Media Oyj                                            7,872      77,423
#   Amer Sports Oyj                                          47,189   1,332,214
    Asiakastieto Group Oyj                                      842      23,584
    Atria Oyj                                                 5,381      83,042
*   BasWare Oyj                                                 277      15,336
#   Bittium Oyj                                               8,880      63,076
    Cargotec Oyj Class B                                      9,631     561,502
#*  Caverion Oyj                                              5,982      50,428
    Citycon Oyj                                              97,694     271,207
    Cramo Oyj                                                14,076     343,405
    Digia Oyj                                                 4,257      12,429
    Elisa Oyj                                                22,517     958,399
    F-Secure Oyj                                             16,474      79,909
    Finnair Oyj                                              27,558     333,651
    Fiskars Oyj Abp                                           5,922     176,156
    Fortum Oyj                                               80,585   1,747,539
    HKScan Oyj Class A                                       13,829      52,868
#   Huhtamaki Oyj                                            67,985   2,902,221
    Kemira Oyj                                               44,330     627,566
    Kesko Oyj Class A                                         2,475     140,575
    Kesko Oyj Class B                                        16,580     967,028
#   Kone Oyj Class B                                         19,362   1,108,385
    Konecranes Oyj                                           27,902   1,416,522
    Lassila & Tikanoja Oyj                                   12,076     284,316
    Metsa Board Oyj                                          54,499     495,842
    Metso Oyj                                                44,742   1,562,127
    Neste Oyj                                                29,236   2,023,400
    Nokia Oyj(5946455)                                       66,112     316,108
    Nokia Oyj(5902941)                                      289,577   1,396,787
#   Nokia Oyj Sponsored ADR                                  20,625      99,206
    Nokian Renkaat Oyj                                       45,395   2,293,483
    Olvi Oyj Class A                                          2,598      93,875
    Oriola Oyj Class B                                       46,001     163,702
    Orion Oyj Class A                                         3,808     163,556

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    Orion Oyj Class B                                        15,157 $   608,010
    Outokumpu Oyj                                           126,895   1,088,521
*   Outotec Oyj                                              26,068     224,491
    Ponsse Oyj                                                3,929     126,882
    Raisio Oyj Class V                                       45,475     252,069
    Ramirent Oyj                                             28,742     288,483
#   Raute Oyj Class A                                           344      13,872
    Revenio Group Oyj                                         1,806      83,028
    Sampo Oyj Class A                                        39,748   2,309,272
    Sanoma Oyj                                               32,087     415,977
#*  Stockmann Oyj Abp Class B                                10,970      56,541
    Stora Enso Oyj Class R                                  188,447   3,236,156
    Technopolis Oyj                                          30,207     152,150
    Teleste Oyj                                                 754       6,701
    Tieto Oyj                                                15,335     533,056
    Tikkurila Oyj                                             8,754     175,808
    Tokmanni Group Corp.                                      1,582      14,830
    UPM-Kymmene Oyj                                         158,274   5,336,762
    Uponor Oyj                                               14,663     310,387
    Vaisala Oyj Class A                                       1,673      95,511
    Valmet Oyj                                               49,914   1,119,953
    Wartsila Oyj Abp                                         27,128   1,853,354
#   YIT Oyj                                                  28,305     232,688
                                                                    -----------
TOTAL FINLAND                                                        40,954,650
                                                                    -----------
FRANCE -- (5.3%)
    ABC Arbitrage                                            13,350     110,374
    Accor SA                                                  8,103     461,183
    Actia Group                                               4,045      38,761
    Aeroports de Paris                                        3,023     627,850
*   Air France-KLM                                          119,693   1,856,505
    Air Liquide SA                                           24,303   3,277,158
    Airbus SE                                                17,611   2,025,241
    Akka Technologies                                         2,370     148,777
    Albioma SA                                                7,803     203,256
    Alstom SA                                                31,368   1,375,942
    Altamir                                                   2,639      51,461
    Alten SA                                                  9,601     971,964
    Altran Technologies SA                                   46,520     865,512
*   Amplitude Surgical SAS                                    3,043      13,666
    Amundi SA                                                 6,639     626,449
#*  Antalis International SAS                                 5,154      12,768
    Arkema SA                                                27,594   3,522,732
    Assystem                                                  4,086     152,610
    Atos SE                                                  15,591   2,458,796
    Aubay                                                     2,990     142,636
    AXA SA                                                  151,222   4,973,302
    Axway Software SA                                         1,582      43,195
    Bastide le Confort Medical                                  979      67,136
    Beneteau SA                                              13,422     357,219
    Bigben Interactive                                        3,747      56,609
    BioMerieux                                                8,820     835,034

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    BNP Paribas SA                                            87,601 $7,235,297
    Boiron SA                                                  1,601    139,986
    Bollore SA                                               106,558    618,637
    Bonduelle SCA                                              6,760    356,393
#   Bourbon Corp.                                              8,281     83,383
    Bouygues SA                                               48,604  2,701,332
    Bureau Veritas SA                                         37,695  1,104,581
    Capgemini SE                                               9,393  1,246,830
    Carrefour SA                                             107,620  2,566,455
    Casino Guichard Perrachon SA                              17,023    994,646
*   CGG SA Sponsored ADR                                           1          4
    Chargeurs SA(5021318)                                      4,043    133,784
*   Chargeurs SA(BDH48T0)                                         87      2,807
    Christian Dior SE                                            725    280,709
    Cie de Saint-Gobain                                       65,365  3,796,708
    Cie des Alpes                                              3,739    161,473
    Cie Generale des Etablissements Michelin                  39,130  6,259,788
    Cie Plastic Omnium SA                                     33,512  1,721,393
    CNP Assurances                                            29,545    757,234
*   Coface SA                                                 24,580    276,296
    Credit Agricole SA                                        88,736  1,672,999
    Danone SA                                                 27,522  2,368,720
    Danone SA Sponsored ADR                                      930     15,987
    Dassault Aviation SA                                          97    162,086
    Dassault Systemes SE                                       8,917  1,027,977
    Dassault Systemes SE Sponsored ADR                           288     33,252
    Derichebourg SA                                           48,578    487,146
    Devoteam SA                                                1,538    152,480
    Edenred                                                   52,130  1,682,389
    Eiffage SA                                                21,936  2,659,413
    Electricite de France SA                                 107,681  1,481,305
#   Elior Group SA                                            39,640    912,349
    Elis SA                                                   14,796    413,387
    Engie SA                                                 289,657  5,029,629
*   Eramet                                                     5,366    757,342
    Essilor International Cie Generale d'Optique SA           22,106  3,138,271
*   Esso SA Francaise                                          1,082     69,352
    Eurofins Scientific SE                                     1,644  1,070,182
    Euronext NV                                               16,042  1,086,759
    Europcar Groupe SA                                        15,075    209,624
    Eutelsat Communications SA                                66,614  1,466,164
    Exel Industries Class A                                      664     97,681
    Faurecia                                                  22,330  2,003,675
    Fleury Michon SA                                             178     11,213
*   Fnac Darty SA                                              5,438    634,314
    Gaztransport Et Technigaz SA                               6,157    425,952
    Getlink SE                                               105,857  1,484,534
    GL Events                                                  3,923    132,951
    Groupe Crit                                                1,324    126,354
    Groupe Open                                                1,509     65,919
    Guerbet                                                    3,081    307,922
    Haulotte Group SA                                          4,122     98,317
    Hermes International                                       1,120    619,082

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
*   ID Logistics Group                                           555 $   93,524
    Iliad SA                                                   1,729    447,340
    Imerys SA                                                  8,849    948,386
    Ingenico Group SA                                         16,896  1,923,173
    Interparfums SA                                            1,511     70,583
    Ipsen SA                                                   4,514    632,120
    IPSOS                                                      8,610    328,889
    Jacquet Metal Service                                      3,625    134,586
    JCDecaux SA                                                7,506    324,728
    Kaufman & Broad SA                                         1,879     98,050
#   Kering                                                     1,331    674,213
    Korian SA                                                 13,237    426,167
    L'Oreal SA                                                 7,750  1,761,221
    Lagardere SCA                                             53,642  1,672,952
    Laurent-Perrier                                              107     12,750
    Le Belier                                                  1,098     84,898
    Lectra                                                     6,371    179,988
    Legrand SA                                                15,592  1,297,219
    Linedata Services                                          1,603     75,254
    LISI                                                      10,294    496,014
    LNA Sante SA                                               2,382    162,978
    LVMH Moet Hennessy Louis Vuitton SE                        9,856  3,087,402
    Maisons France Confort SA                                    818     59,012
    Manitou BF SA                                              1,276     54,487
    Manutan International                                        134     15,535
    Mersen SA                                                  5,240    255,677
#*  METabolic EXplorer SA                                      5,090     14,195
    Metropole Television SA                                    9,864    268,377
    MGI Coutier                                                6,626    291,576
    Natixis SA                                               134,431  1,224,111
*   Naturex                                                    1,130    123,503
    Neopost SA                                                12,020    357,924
    Nexans SA                                                 14,464    877,305
    Nexity SA                                                 16,005    964,405
*   Nicox                                                      4,090     50,468
*   NRJ Group                                                  1,632     18,358
    Oeneo SA                                                   9,648    126,469
#*  Onxeo SA                                                   8,787     19,485
    Orange SA                                                267,651  4,836,368
#   Orange SA Sponsored ADR                                    5,502     99,971
    Orpea                                                     11,303  1,410,688
#*  Parrot SA                                                  5,310     53,593
    Pernod Ricard SA                                           3,252    517,910
    Peugeot SA                                               177,702  3,991,417
*   Pierre & Vacances SA                                       1,511     79,451
    Plastivaloire                                              5,908    134,398
    PSB Industries SA                                            388     23,024
    Publicis Groupe SA                                        12,985    897,361
    Publicis Groupe SA ADR                                     2,568     44,375
#   Rallye SA                                                  9,436    173,149
#*  Recylex SA                                                 5,631     94,629
    Renault SA                                                34,417  3,780,125
    Rexel SA                                                 111,960  2,016,908

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
    Robertet SA                                                  51 $    26,382
    Rothschild & Co.                                            998      41,252
    Rubis SCA                                                20,043   1,478,202
    Safran SA                                                12,282   1,387,635
    Sanofi                                                   52,072   4,595,437
#   Sanofi ADR                                               13,479     592,132
    Sartorius Stedim Biotech                                  2,628     227,650
    Savencia SA                                               1,634     165,967
    Schneider Electric SE(B11BPS1)                              523      48,961
    Schneider Electric SE(4834108)                           33,021   3,093,978
    SCOR SE                                                  41,414   1,853,610
    SEB SA                                                    5,053   1,043,961
    Seche Environnement SA                                      274      10,541
#*  Sequana SA                                                8,305       8,473
    SES SA                                                   72,438   1,130,397
    Societe BIC SA                                            1,799     206,012
    Societe Generale SA                                      55,306   3,214,249
    Societe Marseillaise du Tunnel Prado-Carenage SA            370      10,963
    Societe pour l'Informatique Industrielle                  1,180      36,376
#   Sodexo SA                                                 6,178     791,908
*   SOITEC                                                    3,674     301,364
#*  Solocal Group                                           150,068     186,052
    Somfy SA                                                  1,485     165,490
    Sopra Steria Group                                        6,130   1,244,055
    SPIE SA                                                  35,048     870,972
*   Stallergenes Greer P.L.C.                                   575      24,746
*   Ste Industrielle d'Aviation Latecoere SA                 28,250     193,948
    Stef SA                                                   1,808     222,105
#   STMicroelectronics NV(2430025)                            5,594     133,697
    STMicroelectronics NV(5962332)                          123,790   2,956,089
    Suez                                                     50,953     759,533
    Sword Group                                               1,094      50,560
    Synergie SA                                               4,208     250,584
    Tarkett SA                                               16,174     632,320
    Technicolor SA                                           48,316     180,545
    Teleperformance                                          14,201   2,152,213
    Television Francaise 1                                   34,570     518,503
    Tessi SA                                                    160      37,846
    Thales SA                                                 8,159     914,571
    Thermador Groupe                                            634     101,229
    Total Gabon                                                 171      33,014
    Total SA                                                186,044  10,786,816
    Total SA Sponsored ADR                                   16,201     940,624
#*  Touax SA                                                  2,688      38,018
    Trigano SA                                                2,537     492,487
*   Ubisoft Entertainment SA                                 25,742   2,203,094
    Union Financiere de France BQE SA                           437      16,837
    Valeo SA                                                 29,024   2,285,311
#*  Vallourec SA                                            133,756     916,029
*   Valneva SE                                                8,108      36,455
    Veolia Environnement SA                                  25,300     637,778
    Veolia Environnement SA ADR                               1,217      30,644
    Vetoquinol SA                                               997      67,116

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Vicat SA                                                 5,312 $    437,668
    Vilmorin & Cie SA                                        2,098      229,420
    Vinci SA                                                29,484    3,186,594
#*  Virbac SA                                                  604       92,818
    Vivendi SA                                              64,113    1,878,481
*   Worldline SA                                             9,358      529,053
#   Zodiac Aerospace                                        19,709      612,494
                                                                   ------------
TOTAL FRANCE                                                        182,736,547
                                                                   ------------
GERMANY -- (5.0%)
    1&1 Drillisch AG                                         6,530      543,190
    Aareal Bank AG                                          25,939    1,311,275
    Adidas AG                                                9,575    2,224,991
*   Adler Modemaerkte AG                                     2,072       15,370
*   ADLER Real Estate AG                                     7,180      115,367
    ADO Properties SA                                        3,097      166,874
#*  ADVA Optical Networking SE                              13,427      113,325
*   AIXTRON SE                                              21,060      318,153
    All for One Steeb AG                                       335       28,932
    Allgeier SE                                              1,169       39,516
    Allianz SE                                              26,218    6,631,219
    Allianz SE Sponsored ADR                                21,958      555,977
    Amadeus Fire AG                                          1,301      134,154
    Aurubis AG                                              10,005    1,051,357
    Axel Springer SE                                        15,158    1,332,047
    BASF SE                                                 66,555    7,805,416
    Basler AG                                                  302       75,601
    Bauer AG                                                 4,203      128,968
    Bayer AG                                                33,768    4,424,868
    Bayer AG Sponsored ADR                                   1,092       35,785
    Bayerische Motoren Werke AG                             51,423    5,873,901
    BayWa AG                                                 4,397      170,536
    Bechtle AG                                               5,354      488,300
    Beiersdorf AG                                            2,929      347,277
    Bertrandt AG                                             1,654      212,125
    Bijou Brigitte AG                                          671       41,574
    Bilfinger SE                                            11,959      561,338
    Borussia Dortmund GmbH & Co. KGaA                       40,063      284,584
    Brenntag AG                                             23,796    1,544,790
    CANCOM SE                                                3,177      300,154
    Carl Zeiss Meditec AG                                    4,552      297,950
    CECONOMY AG                                             42,865      617,975
    CENIT AG                                                 1,898       52,398
    CENTROTEC Sustainable AG                                 2,758       52,394
    Cewe Stiftung & Co. KGAA                                 2,110      229,803
    Comdirect Bank AG                                        5,462       78,816
*   Commerzbank AG                                         177,359    2,926,602
    CompuGroup Medical SE                                    6,254      396,093
*   Constantin Medien AG                                    27,715       78,454
    Continental AG                                          16,164    4,855,793
    Covestro AG                                             12,688    1,461,026
    CropEnergies AG                                          6,637       59,983

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    CTS Eventim AG & Co. KGaA                                14,141 $   707,050
    Daimler AG                                              147,607  13,518,837
    Deutsche Bank AG(D18190898)                              45,969     843,071
    Deutsche Bank AG(5750355)                               121,762   2,240,499
    Deutsche Beteiligungs AG                                  3,594     221,833
    Deutsche Boerse AG                                        8,255   1,060,900
    Deutsche EuroShop AG                                      7,588     298,147
    Deutsche Lufthansa AG                                    91,059   3,252,881
    Deutsche Pfandbriefbank AG                               15,852     293,002
    Deutsche Post AG                                         36,577   1,727,693
    Deutsche Telekom AG                                     449,901   7,891,276
    Deutsche Telekom AG Sponsored ADR                        13,453     235,966
    Deutsche Wohnen SE                                       26,253   1,187,044
    Deutz AG                                                 26,774     248,619
*   Dialog Semiconductor P.L.C.                              10,104     308,048
    DIC Asset AG                                             11,837     152,018
    Diebold Nixdorf AG                                          822      72,860
    DMG Mori AG                                               3,732     221,228
    Dr Hoenle AG                                                675      43,570
    Draegerwerk AG & Co. KGaA                                 1,073      81,900
    Duerr AG                                                  6,981     961,757
    E.ON SE                                                 360,877   3,793,203
    Eckert & Ziegler AG                                       1,104      51,336
    EDAG Engineering Group AG                                   633      12,883
    Elmos Semiconductor AG                                    3,531     104,580
#   ElringKlinger AG                                         12,064     280,229
*   Euromicron AG                                             1,664      16,982
    Evonik Industries AG                                     22,116     873,920
*   Evotec AG                                                 9,137     166,847
    Fielmann AG                                               4,202     367,924
*   First Sensor AG                                           2,116      55,138
    FORTEC Elektronik AG                                         89       2,817
    Francotyp-Postalia Holding AG Class A                     2,444      13,302
    Fraport AG Frankfurt Airport Services Worldwide           8,631   1,021,897
    Freenet AG                                               27,369   1,049,495
    Fresenius Medical Care AG & Co. KGaA                     23,921   2,757,178
    Fresenius SE & Co. KGaA                                  19,971   1,747,991
    Fuchs Petrolub SE                                         6,214     315,556
    GEA Group AG                                             18,933     941,674
    Gerresheimer AG                                          14,888   1,300,398
#   Gerry Weber International AG                             10,523     116,745
    Gesco AG                                                  2,310      88,384
    GFT Technologies SE                                       2,895      46,104
    Grammer AG                                                4,289     270,207
    GRENKE AG                                                 1,587     189,265
*   H&R GmbH & Co. KGaA                                       5,091      90,193
    Hamburger Hafen und Logistik AG                           9,227     257,664
    Hannover Rueck SE                                         6,482     886,505
*   Hapag-Lloyd AG                                            9,986     414,216
    HeidelbergCement AG                                      20,710   2,248,195
*   Heidelberger Druckmaschinen AG                          125,262     452,820
    Hella GmbH & Co KGaA                                     14,875   1,060,030
    Henkel AG & Co. KGaA                                      1,968     246,344

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
    Highlight Communications AG                                2,440 $   15,624
    Hochtief AG                                                3,713    671,468
*   HolidayCheck Group AG                                     10,948     40,768
    Hornbach Baumarkt AG                                       2,562     98,390
    Hugo Boss AG                                              17,561  1,612,861
    Indus Holding AG                                           5,742    455,802
    Infineon Technologies AG                                  67,010  1,951,075
    Infineon Technologies AG ADR                               9,006    262,705
    Innogy SE                                                 13,654    520,531
    Isra Vision AG                                               666    155,029
*   IVU Traffic Technologies AG                                3,512     22,613
    Jenoptik AG                                                9,153    379,891
#   K+S AG                                                    72,336  2,032,971
    KION Group AG                                             18,062  1,660,164
    Kloeckner & Co. SE                                        31,651    419,729
    Koenig & Bauer AG                                          6,842    560,838
#   Krones AG                                                  3,137    438,384
    KWS Saat SE                                                  484    204,327
    Lanxess AG                                                38,081  3,325,381
    LEG Immobilien AG                                         13,873  1,565,648
    Leifheit AG                                                2,456     86,804
    Leoni AG                                                  13,015    999,416
*   Linde AG                                                   6,523  1,601,734
*   LPKF Laser & Electronics AG                                3,217     34,351
    MAN SE                                                     1,771    210,705
*   Manz AG                                                    1,498     64,296
*   Medigene AG                                                2,077     43,769
    Merck KGaA                                                 5,239    573,455
#*  METRO AG                                                  85,561  1,860,805
    MLP SE                                                    18,784    132,347
    MTU Aero Engines AG                                       14,421  2,585,233
    Muenchener Rueckversicherungs-Gesellschaft AG              9,922  2,334,315
    Nemetschek SE                                              5,354    527,501
#   Nexus AG                                                     578     19,338
#*  Nordex SE                                                  7,403     97,867
    Norma Group SE                                            17,679  1,392,497
    OHB SE                                                     1,662     95,635
    OSRAM Licht AG                                            18,719  1,636,003
    paragon AG                                                   760     78,244
*   Patrizia Immobilien AG                                    16,700    418,291
*   Petro Welt Technologies AG                                 1,610     13,909
    Pfeiffer Vacuum Technology AG                              1,830    362,844
    PNE Wind AG                                               31,116    119,916
    Progress-Werk Oberkirch AG                                   401     23,416
    ProSiebenSat.1 Media SE                                   30,201  1,156,991
    Puma SE                                                      357    150,547
*   QIAGEN NV                                                 15,664    523,924
    QSC AG                                                    39,136     72,991
    Rational AG                                                  908    638,710
    Rheinmetall AG                                            18,316  2,592,632
    RHOEN-KLINIKUM AG                                          9,064    356,916
    RIB Software SE                                            7,112    240,702
    RTL Group SA                                               4,478    379,676

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
*   RWE AG                                                   149,637 $3,001,133
    S&T AG                                                    11,418    314,019
    SAF-Holland SA                                            12,534    294,151
    Salzgitter AG                                             14,764    891,750
    SAP SE                                                    10,907  1,234,024
    SAP SE Sponsored ADR                                       1,405    159,116
*   Schaltbau Holding AG                                       1,071     37,369
    Schloss Wachenheim AG                                        576     14,875
    Secunet Security Networks AG                                 213     25,378
*   SGL Carbon SE                                              3,031     47,215
    SHW AG                                                     2,751    119,679
    Siemens AG                                                38,516  5,846,885
*   Siltronic AG                                               5,992    994,771
    Sixt Leasing SE                                            4,888    115,885
    Sixt SE                                                    5,845    603,880
    SMA Solar Technology AG                                    2,620    142,630
*   SMT Scharf AG                                                697     12,660
    Software AG                                               10,498    569,802
    Stabilus SA                                                5,075    491,975
    Stroeer SE & Co. KGaA                                      9,211    709,891
    Suedzucker AG                                             24,338    463,821
*   SUESS MicroTec SE                                         10,185    202,963
    Surteco SE                                                 3,208    109,751
    Symrise AG                                                16,732  1,402,175
    TAG Immobilien AG                                         29,442    581,981
    Takkt AG                                                  12,599    350,684
*   Talanx AG                                                 12,033    532,754
    Technotrans AG                                             1,262     70,174
*   Tele Columbus AG                                           8,186     91,834
    Telefonica Deutschland Holding AG                         93,715    473,717
    ThyssenKrupp AG                                           29,560    930,698
    TLG Immobilien AG                                         18,763    528,337
*   Tom Tailor Holding SE                                     11,850    166,584
    Traffic Systems SE                                           789     18,335
    Uniper SE                                                 56,289  1,680,399
    United Internet AG                                        14,488  1,057,057
    VERBIO Vereinigte BioEnergie AG                           10,179     93,045
    Volkswagen AG                                              5,672  1,258,405
    Vonovia SE                                                16,718    824,397
*   Vossloh AG                                                 2,541    139,718
#   VTG AG                                                     5,852    302,982
    Wacker Chemie AG                                           5,556  1,114,821
    Wacker Neuson SE                                          10,879    445,740
    Washtec AG                                                 2,703    233,948
    Wirecard AG                                                3,504    436,874
    Wuestenrot & Wuerttembergische AG                          6,417    192,185
    XING SE                                                      643    224,899
*   Zalando SE                                                 2,287    134,046

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Zeal Network SE                                          2,876 $     89,254
                                                                   ------------
TOTAL GERMANY                                                       172,391,117
                                                                   ------------
GREECE -- (0.0%)
    Aegean Airlines SA                                       1,506       17,145
*   Alpha Bank AE                                            1,555        3,783
*   FF Group                                                 1,384       33,184
    Hellenic Exchanges - Athens Stock Exchange SA            3,515       25,078
    Hellenic Petroleum SA                                    4,268       46,594
    Hellenic Telecommunications Organization SA              9,041      141,776
*   HOLDING Co. ADMIE IPTO SA                                4,356       11,374
*   Intralot SA-Integrated Lottery Systems & Services       13,391       23,993
    JUMBO SA                                                 4,193       82,828
    Motor Oil Hellas Corinth Refineries SA                   2,271       56,758
*   Mytilineos Holdings SA                                   7,593       95,202
*   National Bank of Greece SA                               1,035          438
    OPAP SA                                                  6,092       81,633
*   Piraeus Bank SA                                             29          133
*   Public Power Corp. SA                                    4,356       17,200
    Titan Cement Co. SA                                      2,126       65,246
                                                                   ------------
TOTAL GREECE                                                            702,365
                                                                   ------------
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)                                113,000        5,571
    Aeon Credit Service Asia Co., Ltd.                      68,000       54,136
    Agritrade Resources, Ltd.                              960,000      119,271
    AIA Group, Ltd.                                      1,173,600   10,024,303
    Alco Holdings, Ltd.                                     86,000       17,320
    Allied Properties HK, Ltd.                             466,000       99,311
    Alltronics Holdings, Ltd.                               44,000       15,129
    APAC Resources, Ltd.                                    44,000        7,421
#*  Applied Development Holdings, Ltd.                     415,000       39,787
    APT Satellite Holdings, Ltd.                           134,750       63,462
    Asia Financial Holdings, Ltd.                           72,000       44,578
    Asia Satellite Telecommunications Holdings, Ltd.         9,500        8,464
    Asia Standard International Group, Ltd.                134,000       37,548
    Asiasec Properties, Ltd.                                 3,900          995
    ASM Pacific Technology, Ltd.                            64,400      877,160
#*  Auto Italia Holdings                                   475,000        7,204
#   Bank of East Asia, Ltd. (The)                          114,756      495,361
*   Beijing Gas Blue Sky Holdings, Ltd.                    968,000       72,999
    BeijingWest Industries International, Ltd.              74,000       11,431
    BOC Aviation, Ltd.                                      30,800      180,861
    BOC Hong Kong Holdings, Ltd.                           323,500    1,649,870
    BOE Varitronix, Ltd.                                    89,000       46,643
*   Bonjour Holdings, Ltd.                                 488,000       16,157
#   Bright Smart Securities & Commodities Group, Ltd.      182,000       69,586
*   Brightoil Petroleum Holdings, Ltd.                     977,000      187,341
*   Burwill Holdings, Ltd.                                 882,000       34,286
    Cafe de Coral Holdings, Ltd.                            94,000      248,677
*   Cathay Pacific Airways, Ltd.                           416,000      659,263
    Century City International Holdings, Ltd.              320,000       31,458

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    CGN Mining Co., Ltd.                                     475,000 $   37,576
*   China Best Group Holding, Ltd.                         2,480,000     30,578
*   China Energy Development Holdings, Ltd.                1,658,000     20,884
*   China Ever Grand Financial Leasing Group Co., Ltd.       500,000      3,388
    China Flavors & Fragrances Co., Ltd.                      84,000     19,320
#   China Goldjoy Group, Ltd.                                248,000     22,121
#*  China LNG Group, Ltd.                                    302,000     57,657
    China Motor Bus Co., Ltd.                                  2,400     30,831
*   China Soft Power Technology Holdings, Ltd.             1,063,954     19,688
*   China Star Entertainment, Ltd.                           300,000     21,399
*   China Strategic Holdings, Ltd.                         2,540,000     29,826
#   Chinese Estates Holdings, Ltd.                           111,000    187,078
*   Chinlink International Holdings, Ltd.                    179,600     22,926
    Chinney Investments, Ltd.                                 48,000     22,001
    Chow Sang Sang Holdings International, Ltd.              103,000    249,031
    Chow Tai Fook Jewellery Group, Ltd.                      216,800    242,657
    Chuang's China Investments, Ltd.                         440,000     34,730
    Chuang's Consortium International, Ltd.                  336,000     82,965
    CITIC Telecom International Holdings, Ltd.               627,000    188,716
    CK Asset Holdings, Ltd.                                   56,200    534,776
    CK Hutchison Holdings, Ltd.                              252,700  3,408,538
    CK Infrastructure Holdings, Ltd.                          48,500    431,621
    CK Life Sciences Intl Holdings, Inc.                     806,000     63,323
    CLP Holdings, Ltd.                                        64,500    657,159
#   CMBC Capital Holdings, Ltd.                              520,000     37,822
*   CMMB Vision Holdings, Ltd.                               536,000     21,238
    CNQC International Holdings, Ltd.                        190,000     71,591
*   Common Splendor International Health Industry Group,
      Ltd.                                                   388,000     33,793
#   Convenience Retail Asia, Ltd.                             38,000     18,279
#*  Convoy Global Holdings, Ltd.                           1,758,000     37,530
#   Cowell e Holdings, Inc.                                  127,000     38,381
*   Crocodile Garments                                        99,000     11,649
    CSI Properties, Ltd.                                   2,040,000    127,172
*   CST Group, Ltd.                                        6,304,000     33,804
    CW Group Holdings, Ltd.                                  193,500     34,584
    Dah Sing Banking Group, Ltd.                             155,200    366,619
    Dah Sing Financial Holdings, Ltd.                         64,400    434,201
    Dickson Concepts International, Ltd.                      30,500     11,486
    Dynamic Holdings, Ltd.                                    12,000     13,399
    Eagle Nice International Holdings, Ltd.                  128,000     59,518
*   eForce Holdings, Ltd.                                    408,000     10,786
    Emperor Capital Group, Ltd.                            1,368,000    113,239
    Emperor Entertainment Hotel, Ltd.                        220,000     50,907
    Emperor International Holdings, Ltd.                     556,000    195,970
    Emperor Watch & Jewellery, Ltd.                        1,330,000     65,607
#   Enerchina Holdings, Ltd.                                 681,599     58,260
*   ENM Holdings, Ltd.                                       544,000     52,924
*   Esprit Holdings, Ltd.                                    569,500    229,154
*   eSun Holdings, Ltd.                                      142,000     24,080
    Fairwood Holdings, Ltd.                                   14,000     58,202
    Far East Consortium International, Ltd.                  561,140    324,344
*   Far East Holdings International, Ltd.                    117,000     13,922
#   FIH Mobile, Ltd.                                         926,000    276,139

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    First Pacific Co., Ltd.                                  770,000 $  549,184
*   First Shanghai Investments, Ltd.                         392,000     52,955
#   Fountain SET Holdings, Ltd.                              234,000     32,900
*   Freeman FinTech Corp., Ltd.                            1,120,000    143,024
#   Future Bright Holdings, Ltd.                              36,000      3,448
*   Future World Financial Holdings, Ltd.                     21,796        682
*   G-Resources Group, Ltd.                                8,475,000    103,693
    Galaxy Entertainment Group, Ltd.                         126,000  1,111,558
#*  GCL New Energy Holdings, Ltd.                          2,752,000    200,014
    Get Nice Financial Group, Ltd.                            26,350      6,855
    Get Nice Holdings, Ltd.                                2,514,000     93,026
    Giordano International, Ltd.                             560,000    286,351
*   Global Brands Group Holding, Ltd.                      1,924,000    166,865
#*  Gold-Finance Holdings, Ltd.                               86,000     30,373
*   Good Resources Holdings, Ltd.                            630,000     27,813
    Goodbaby International Holdings, Ltd.                    199,000    122,615
    Great Eagle Holdings, Ltd.                                76,225    400,226
    Guoco Group, Ltd.                                          2,000     28,414
#   Guotai Junan International Holdings, Ltd.                918,000    333,194
#   Haitong International Securities Group, Ltd.             565,952    400,353
    Hang Lung Group, Ltd.                                    184,000    698,410
    Hang Lung Properties, Ltd.                               220,000    579,874
    Hang Seng Bank, Ltd.                                      44,000  1,045,413
    Hanison Construction Holdings, Ltd.                        8,757      1,732
*   Hao Tian Development Group, Ltd.                         500,500     19,129
    Henderson Land Development Co., Ltd.                     117,322    818,743
    Henry Group Holdings, Ltd.                                40,000     12,402
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                   184,000    169,902
    HKBN, Ltd.                                               237,500    298,913
    HKR International, Ltd.                                  240,000    157,943
    HKT Trust & HKT, Ltd.                                    840,000  1,050,501
    Hon Kwok Land Investment Co., Ltd.                        22,000     14,067
    Hong Kong & China Gas Co., Ltd.                          231,957    458,145
    Hong Kong Aircraft Engineering Co., Ltd.                   8,000     49,507
#   Hong Kong Exchanges & Clearing, Ltd.                      34,959  1,318,852
    Hong Kong Ferry Holdings Co., Ltd.                        18,000     20,753
#   Hong Kong International Construction Investment
      Management Group Co., Ltd.                             136,000     38,822
*   Hong Kong Television Network, Ltd.                       114,000     53,914
    Hongkong & Shanghai Hotels, Ltd. (The)                   136,000    209,069
    Hopewell Holdings, Ltd.                                  114,500    463,612
#*  Hsin Chong Group Holdings, Ltd.                          620,000      5,199
    Hung Hing Printing Group, Ltd.                            84,000     18,238
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.    594,000    241,190
    Hysan Development Co., Ltd.                               63,000    351,503
*   I-CABLE Communications, Ltd.                             800,100     22,267
    IGG, Inc.                                                190,000    210,748
#*  Imagi International Holdings, Ltd.                        18,300      1,236
    International Housewares Retail Co., Ltd.                113,000     21,496
    iOne Holdings, Ltd.                                      500,000     11,505
#   IPE Group, Ltd.                                          205,000     44,043
*   IRC, Ltd.                                                750,000     20,293
    IT, Ltd.                                                 214,000     99,018

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
#   ITC Properties Group, Ltd.                               180,292 $   63,065
    Johnson Electric Holdings, Ltd.                          153,000    624,320
    Karrie International Holdings, Ltd.                      338,000     55,261
    Kerry Logistics Network, Ltd.                            219,000    315,089
    Kerry Properties, Ltd.                                   170,500    815,395
    Kingmaker Footwear Holdings, Ltd.                        158,000     42,760
#   Kingston Financial Group, Ltd.                           522,000    405,056
    Kowloon Development Co., Ltd.                            123,000    131,582
    Kwoon Chung Bus Holdings, Ltd.                            22,000     12,396
    L'Occitane International SA                              145,250    268,723
    Lai Sun Development Co., Ltd.                             97,880    175,090
*   Landing International Development, Ltd.               25,770,000  1,147,134
    Li & Fung, Ltd.                                        2,034,000  1,036,178
    Lifestyle International Holdings, Ltd.                   184,000    277,341
    Lippo China Resources, Ltd.                              810,000     25,785
    Lippo, Ltd.                                               58,000     34,545
    Liu Chong Hing Investment, Ltd.                           72,000    123,390
    Luk Fook Holdings International, Ltd.                    107,000    382,049
    Lung Kee Bermuda Holdings                                 74,000     35,696
#*  Macau Legend Development, Ltd.                           657,000    103,811
    Man Wah Holdings, Ltd.                                   356,800    379,506
*   Mason Group Holdings, Ltd.                             4,370,798     70,809
#*  Master Glory Group, Ltd.                               3,956,942     53,105
    Melco International Development, Ltd.                    243,000    727,497
    Melco Resorts & Entertainment, Ltd. ADR                    3,081     91,752
    MGM China Holdings, Ltd.                                  66,000    202,938
    Microport Scientific Corp.                               101,000    105,971
#*  Midland Holdings, Ltd.                                   214,000     68,222
*   Midland IC&I, Ltd.                                        27,000      1,350
    Ming Fai International Holdings, Ltd.                    139,000     21,693
#   Miramar Hotel & Investment                                31,000     66,229
*   Mongolian Mining Corp.                                 1,227,500     40,222
    MTR Corp., Ltd.                                           78,763    450,452
    NagaCorp, Ltd.                                           774,000    632,042
    Nameson Holdings, Ltd.                                   182,000     74,088
*   NEW Concepts Holdings, Ltd.                               32,000     18,626
*   New Sports Group, Ltd.                                    47,000      4,431
*   New Times Energy Corp., Ltd.                             572,000     14,966
    New World Development Co., Ltd.                          872,711  1,406,779
#*  Newocean Energy Holdings, Ltd.                           370,000     93,333
*   Nine Express, Ltd.                                       588,000     25,900
    NWS Holdings, Ltd.                                       310,116    602,751
#   OP Financial Investments, Ltd.                           148,000     47,912
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                   180,000     13,796
    Orient Overseas International, Ltd.                       77,500    728,220
    Oriental Watch Holdings                                  148,000     37,825
*   Pacific Basin Shipping, Ltd.                           1,372,000    317,829
*   Pacific Plywood Holdings, Ltd.                           400,000     19,934
#   Pacific Textiles Holdings, Ltd.                          323,000    338,645
    Paliburg Holdings, Ltd.                                  128,000     56,289
#*  Paradise Entertainment, Ltd.                             132,000     14,701
    PC Partner Group, Ltd.                                    50,000     41,552
    PCCW, Ltd.                                             1,397,000    804,553

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
*   Pearl Oriental Oil, Ltd.                                 437,000 $   13,622
    Perfect Shape Beauty Technology, Ltd.                     88,000     13,380
    Pico Far East Holdings, Ltd.                             308,000    123,182
    Playmates Holdings, Ltd.                                 260,000     36,479
    Playmates Toys, Ltd.                                     300,000     48,268
    Polytec Asset Holdings, Ltd.                             110,000      8,756
    Power Assets Holdings, Ltd.                               55,500    493,225
    Prada SpA                                                 41,400    169,614
*   PT International Development Co., Ltd.                   264,000     16,287
    Public Financial Holdings, Ltd.                          128,000     56,701
*   PYI Corp., Ltd.                                          446,000     10,007
*   Qianhai Health Holdings, Ltd.                            127,499      1,530
#*  Realord Group Holdings, Ltd.                              82,000     51,447
    Regal Hotels International Holdings, Ltd.                 94,000     67,266
*   Regent Pacific Group, Ltd.                               960,000     47,179
#   Regina Miracle International Holdings, Ltd.               81,000     72,981
    SA SA International Holdings, Ltd.                       467,506    202,911
    Safety Godown Co., Ltd.                                    8,000     18,494
    Samsonite International SA                               329,700  1,424,919
    Sands China, Ltd.                                         56,400    335,167
    SAS Dragon Holdings, Ltd.                                 88,000     29,710
    SEA Holdings, Ltd.                                        60,582    123,153
    Shangri-La Asia, Ltd.                                    300,000    760,677
#   Shenwan Hongyuan HK, Ltd.                                120,000     43,601
    Shun Tak Holdings, Ltd.                                  502,000    215,981
*   Sincere Watch Hong Kong, Ltd.                            430,000      6,282
    Singamas Container Holdings, Ltd.                        612,000    123,400
    Sino Land Co., Ltd.                                      340,915    628,757
    SITC International Holdings Co., Ltd.                    538,000    615,511
    Sitoy Group Holdings, Ltd.                                79,000     15,747
    SJM Holdings, Ltd.                                       607,000    605,298
#   SmarTone Telecommunications Holdings, Ltd.               154,500    179,863
*   SOCAM Development, Ltd.                                  114,000     29,481
#*  Solartech International Holdings, Ltd.                   960,000     81,898
    Soundwill Holdings, Ltd.                                  24,500     48,753
    Stella International Holdings, Ltd.                      154,000    223,077
#*  Summit Ascent Holdings, Ltd.                             256,000     28,805
    Sun Hung Kai & Co., Ltd.                                 219,000    142,686
    Sun Hung Kai Properties, Ltd.                             94,000  1,625,151
*   Suncorp Technologies, Ltd.                             2,440,000      7,173
    Swire Pacific, Ltd. Class A                               78,000    778,522
    Swire Pacific, Ltd. Class B                              137,500    235,648
    Swire Properties, Ltd.                                    35,000    122,532
    TAI Cheung Holdings, Ltd.                                 29,000     35,921
*   Talent Property Group, Ltd.                            1,200,000     13,404
    Tao Heung Holdings, Ltd.                                  98,000     18,548
    Techtronic Industries Co., Ltd.                          286,500  1,908,968
#   Television Broadcasts, Ltd.                               99,500    355,011
    Texwinca Holdings, Ltd.                                  272,000    148,791
    TK Group Holdings, Ltd.                                   38,000     28,120
*   Tom Group, Ltd.                                           54,000     15,073
#   Town Health International Medical Group, Ltd.            274,000     24,168
#   Tradelink Electronic Commerce, Ltd.                      290,000     51,484

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Transport International Holdings, Ltd.                   97,200 $   303,082
*   Trinity, Ltd.                                           262,000      25,651
*   TSC Group Holdings, Ltd.                                 36,000       4,650
    Tsui Wah Holdings, Ltd.                                 264,000      39,418
#*  United Laboratories International Holdings, Ltd.
      (The)                                                 338,000     295,384
*   Universe International Financial Holdings, Ltd.         265,000      21,388
*   Value Convergence Holdings, Ltd.                        148,000      29,359
    Value Partners Group, Ltd.                               95,046     120,773
    Vantage International Holdings, Ltd.                     70,000       8,887
    Vedan International Holdings, Ltd.                      124,000      12,976
*   Victory City International Holdings, Ltd.             1,808,657      42,301
    Vitasoy International Holdings, Ltd.                    214,000     547,176
#   VSTECS Holdings, Ltd.                                   234,000     124,398
    VTech Holdings, Ltd.                                     34,800     480,031
    Wai Kee Holdings, Ltd.                                   22,000      12,315
    Wang On Group, Ltd.                                     700,000      10,568
    WH Group, Ltd.                                        1,751,000   2,164,941
    Wharf Holdings, Ltd. (The)                               80,000     325,958
*   Wharf Real Estate Investment Co., Ltd.                   80,000     552,754
    Wheelock & Co., Ltd.                                     93,000     727,318
    Win Hanverky Holdings, Ltd.                             114,000      15,307
*   Winfull Group Holdings, Ltd.                            984,000      20,502
    Wing Tai Properties, Ltd.                                16,000      12,047
    Wonderful Sky Financial Group Holdings, Ltd.             94,000      17,638
    Wynn Macau, Ltd.                                        127,600     450,799
    Xinyi Glass Holdings, Ltd.                              656,000     993,924
#   Yeebo International Holdings, Ltd.                       76,000      27,216
    Yue Yuen Industrial Holdings, Ltd.                      220,000     994,236
    Yugang International, Ltd.                            2,122,000      55,452
                                                                    -----------
TOTAL HONG KONG                                                      71,556,606
                                                                    -----------
HUNGARY -- (0.1%)
*   CIG Pannonia Life Insurance P.L.C. Class A               17,843      30,664
    Magyar Telekom Telecommunications P.L.C.                167,317     312,601
    MOL Hungarian Oil & Gas P.L.C.                          143,666   1,754,774
    OTP Bank P.L.C.                                          19,097     884,843
    Richter Gedeon Nyrt                                       6,483     166,419
                                                                    -----------
TOTAL HUNGARY                                                         3,149,301
                                                                    -----------
INDIA -- (2.8%)
*   3M India, Ltd.                                              343     101,222
*   5Paisa Capital, Ltd.                                      1,134       5,187
    Aarti Industries                                          8,609     143,830
*   Aban Offshore, Ltd.                                      10,788      35,716
    ABB India, Ltd.                                           1,147      29,820
    Abbott India, Ltd.                                          863      76,132
    ACC, Ltd.                                                 6,209     167,337
    Adani Enterprises, Ltd.                                  87,517     291,505
    Adani Ports & Special Economic Zone, Ltd.                60,077     403,112
*   Adani Power, Ltd.                                       422,473     242,002
*   Adani Transmissions, Ltd.                                91,808     299,992
*   Aditya Birla Capital, Ltd.                               46,198     123,713

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd.                     44,938 $  115,618
    Aegis Logistics, Ltd.                                     25,160     97,801
*   Ahluwalia Contracts India Ltd.                             1,883     10,407
    AIA Engineering, Ltd.                                      6,190    148,757
    Ajanta Pharma, Ltd.                                        5,082    115,845
    Akzo Nobel India, Ltd.                                     1,961     56,214
    Alembic Pharmaceuticals, Ltd.                             17,195    152,190
    Alembic, Ltd.                                             29,174     29,815
    Alkem Laboratories, Ltd.                                     806     27,886
    Alkyl Amines Chemicals                                     1,008     11,100
*   Allahabad Bank                                            57,693     60,348
    Allcargo Logistics, Ltd.                                  23,113     69,949
    Amara Raja Batteries, Ltd.                                 8,132    102,740
    Ambuja Cements, Ltd.                                      84,545    348,869
*   Amtek Auto, Ltd.                                          25,857     10,504
    Anant Raj, Ltd.                                           44,042     45,773
*   Andhra Bank                                               65,564     53,996
    Andhra Sugars, Ltd. (The)                                  1,273     12,474
    Apar Industries, Ltd.                                      3,841     44,312
    APL Apollo Tubes, Ltd.                                     3,758    126,596
    Apollo Hospitals Enterprise, Ltd.                          8,331    151,965
    Apollo Tyres, Ltd.                                        95,718    382,846
    Arcotech, Ltd.                                            11,460      8,574
    Arvind, Ltd.                                              58,162    375,938
    Asahi India Glass, Ltd.                                   12,252     66,885
    Ashok Leyland, Ltd.                                      338,363    669,579
    Ashoka Buildcon, Ltd.                                     17,980     64,401
    Asian Granito India, Ltd.                                  2,334     20,222
    Asian Paints, Ltd.                                        13,815    245,771
    Astra Microwave Products, Ltd.                             5,679     10,203
    Astral Polytechnik, Ltd.                                   5,276     66,028
    Atul, Ltd.                                                 3,062    130,915
    Aurobindo Pharma, Ltd.                                    76,831    762,441
    Automotive Axles, Ltd.                                     1,557     38,380
    Avanti Feeds, Ltd.                                           925     32,258
    Axis Bank, Ltd.                                          126,259  1,176,708
    Bajaj Auto, Ltd.                                           7,256    379,434
    Bajaj Corp., Ltd.                                         12,517     96,020
    Bajaj Electricals, Ltd.                                   10,483     80,025
    Bajaj Finance, Ltd.                                       11,609    305,373
    Bajaj Finserv, Ltd.                                        7,994    600,911
*   Bajaj Hindusthan Sugar, Ltd.                             134,537     29,949
    Bajaj Holdings & Investment, Ltd.                          7,359    324,553
    Balaji Amines, Ltd.                                        3,054     31,469
    Balaji Telefilms, Ltd.                                     5,633     13,298
    Balkrishna Industries, Ltd.                               22,762    407,438
    Balmer Lawrie & Co., Ltd.                                 10,464     39,332
    Balrampur Chini Mills, Ltd.                               62,375    119,485
    Banco Products India, Ltd.                                 5,242     19,050
    Bank of Baroda                                            92,780    227,663
*   Bank of India                                             82,304    202,334
    Bata India, Ltd.                                           8,574     94,936
    BEML, Ltd.                                                 2,801     63,713

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Berger Paints India, Ltd.                                 31,154 $  122,415
*   BF Utilities, Ltd.                                         2,948     22,326
    Bhansali Engineering Polymers, Ltd.                       13,207     35,021
    Bharat Electronics, Ltd.                                  65,148    172,745
*   Bharat Financial Inclusion, Ltd.                          15,598    256,168
    Bharat Forge, Ltd.                                        51,710    584,408
    Bharat Heavy Electricals, Ltd.                           161,057    252,315
    Bharat Petroleum Corp., Ltd.                              31,751    244,401
    Bharti Airtel, Ltd.                                      169,899  1,173,500
    Bharti Infratel, Ltd.                                     34,492    190,520
    Biocon, Ltd.                                              32,360    312,332
    Birla Corp., Ltd.                                          6,530    117,805
    Bliss Gvs Pharma, Ltd.                                    16,236     52,150
    Blue Dart Express, Ltd.                                      800     58,647
    Blue Star, Ltd.                                            4,175     49,285
    Bodal Chemicals, Ltd.                                     20,599     51,622
    Bombay Dyeing & Manufacturing Co., Ltd.                   20,027     72,076
    Bosch, Ltd.                                                  268     81,517
    Brigade Enterprises, Ltd.                                 12,382     55,305
    Britannia Industries, Ltd.                                 2,127    155,927
    Cadila Healthcare, Ltd.                                   25,856    172,846
    Can Fin Homes, Ltd.                                       15,480    108,774
    Canara Bank                                               40,496    216,121
    Capital First, Ltd.                                        4,789     55,369
    Caplin Point Laboratories, Ltd.                            2,702     24,982
    Carborundum Universal, Ltd.                               16,934     98,917
    Care Ratings, Ltd.                                         3,625     77,296
    Castrol India, Ltd.                                       25,804     74,484
    CCL Products India, Ltd.                                  21,368     98,403
    Ceat, Ltd.                                                 8,354    238,525
    Century Plyboards India, Ltd.                             10,972     55,202
    Century Textiles & Industries, Ltd.                        5,207    113,534
    Cera Sanitaryware, Ltd.                                      628     34,358
    CESC, Ltd.                                                15,790    260,776
*   CG Power and Industrial Solutions, Ltd.                  125,534    178,715
    Chambal Fertilizers and Chemicals, Ltd.                   47,625    120,774
    Chennai Petroleum Corp., Ltd.                             10,823     70,022
*   Chennai Super Kings Cricket, Ltd.                         52,326        347
    Cholamandalam Investment and Finance Co., Ltd.            13,542    274,665
    Cipla, Ltd.                                               59,623    556,004
    City Union Bank, Ltd.                                     50,798    127,444
    Clariant Chemicals India, Ltd.                             1,992     20,040
    Coal India, Ltd.                                          13,855     65,391
*   Coffee Day Enterprises, Ltd.                               6,136     30,628
    Colgate-Palmolive India, Ltd.                              9,310    163,789
    Container Corp. Of India, Ltd.                             9,096    198,690
    Coromandel International, Ltd.                            30,943    272,202
*   Corp. Bank                                                52,878     32,153
    Cox & Kings, Ltd.                                         33,368    130,467
    CRISIL, Ltd.                                               3,805    116,439
    Crompton Greaves Consumer Electricals, Ltd.               84,298    328,803
    Cummins India, Ltd.                                        2,779     39,258
    Cyient, Ltd.                                               9,656     96,566

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Dabur India, Ltd.                                           27,538 $154,172
    Dalmia Bharat, Ltd.                                          5,908  273,235
    DB Corp., Ltd.                                              12,963   66,203
*   DB Realty, Ltd.                                             15,584   14,719
    DCB Bank, Ltd.                                              64,935  177,026
    DCM Shriram, Ltd.                                           14,804  133,245
    Deepak Fertilisers & Petrochemicals Corp., Ltd.             12,703   79,275
    Deepak Nitrite, Ltd.                                         4,320   18,851
    Delta Corp., Ltd.                                           20,512  110,945
*   Dena Bank                                                   48,612   19,170
    Dewan Housing Finance Corp., Ltd.                           55,951  510,891
    Dhampur Sugar Mills, Ltd.                                   11,915   35,662
    Dhanuka Agritech, Ltd.                                       2,194   25,822
*   Diligent Media Corp., Ltd.                                   5,406      752
    Dilip Buildcon, Ltd.                                        14,256  203,042
*   Dish TV India, Ltd.                                         76,676   90,292
*   Dishman Carbogen Amcis, Ltd.                                 8,970   52,562
    Divi's Laboratories, Ltd.                                   29,921  490,593
    DLF, Ltd.                                                   84,200  330,416
    Dr Reddy's Laboratories, Ltd.                               11,918  417,281
#   Dr Reddy's Laboratories, Ltd. ADR                            2,000   68,920
*   Dredging Corp. Of India, Ltd.                                2,109   25,227
    Dwarikesh Sugar Industries, Ltd.                            19,774   13,342
    eClerx Services, Ltd.                                        7,573  179,193
    Edelweiss Financial Services, Ltd.                          85,655  375,110
    Eicher Motors, Ltd.                                            681  287,397
    EID Parry India, Ltd.                                       23,867  124,403
    EIH, Ltd.                                                   19,748   59,341
    Electrosteel Castings, Ltd.                                 26,513   14,131
    Elgi Equipments, Ltd.                                        4,230   20,988
    Emami, Ltd.                                                  8,222  144,336
    Endurance Technologies, Ltd.                                 1,371   25,733
    Engineers India, Ltd.                                       42,236  117,922
*   Eros International Media, Ltd.                              10,037   31,691
    Escorts, Ltd.                                               12,560  160,043
    Essel Propack, Ltd.                                         20,056   89,388
*   Eveready Industries India, Ltd.                              7,458   48,617
    Exide Industries, Ltd.                                      77,373  268,276
    FDC, Ltd.                                                    8,851   32,083
    Federal Bank, Ltd.                                         292,868  462,936
*   Federal-Mogul Goetze India, Ltd.                             1,619   13,591
    FIEM Industries, Ltd.                                        3,985   58,243
    Finolex Cables, Ltd.                                        13,524  157,661
    Finolex Industries, Ltd.                                     8,421   85,344
*   Firstsource Solutions, Ltd.                                 39,298   25,222
*   Fortis Healthcare, Ltd.                                     42,985   92,169
    Future Enterprises, Ltd.                                    42,380   28,449
    Future Lifestyle Fashions, Ltd.                              5,101   30,057
*   Future Retail, Ltd.                                         28,880  252,935
    Gabriel India, Ltd.                                         18,231   48,659
    GAIL India, Ltd.                                            78,447  590,171
    Garware Wall Ropes, Ltd.                                     2,991   48,064
    Gateway Distriparks, Ltd.                                   21,066   76,195

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Gati, Ltd.                                                10,050 $   20,562
*   Gayatri Highways, Ltd.                                    19,360      2,222
*   Gayatri Projects, Ltd.                                    19,360     63,176
    Genus Power Infrastructures, Ltd.                          7,873      9,789
    Geojit Financial Services, Ltd.                            5,587      9,087
    GHCL, Ltd.                                                13,044     63,446
    GIC Housing Finance, Ltd.                                 10,571     69,999
    Gillette India, Ltd.                                         886     91,266
    GlaxoSmithKline Consumer Healthcare, Ltd.                    860     90,610
    GlaxoSmithKline Pharmaceuticals, Ltd.                        766     29,468
    Glenmark Pharmaceuticals, Ltd.                            24,629    234,416
*   GMR Infrastructure, Ltd.                                 588,736    200,343
*   Godawari Power and Ispat, Ltd.                             2,578     21,438
    Godfrey Phillips India, Ltd.                               3,599     52,003
    Godrej Consumer Products, Ltd.                            14,595    240,666
    Godrej Industries, Ltd.                                    6,489     62,505
*   Godrej Properties, Ltd.                                    8,521    106,697
    Granules India, Ltd.                                      26,265     54,426
    Graphite India, Ltd.                                      11,765    140,118
    Grasim Industries, Ltd.                                   33,000    601,241
    Great Eastern Shipping Co., Ltd. (The)                    15,077     94,491
    Greaves Cotton, Ltd.                                      25,009     54,242
    Greenply Industries, Ltd.                                 11,914     64,550
    Grindwell Norton, Ltd.                                     1,988     16,331
    Gruh Finance, Ltd.                                        16,201    147,944
    Gujarat Alkalies & Chemicals, Ltd.                        11,084    130,485
    Gujarat Ambuja Exports, Ltd.                               8,040     30,679
    Gujarat Fluorochemicals, Ltd.                             10,154    133,711
    Gujarat Gas, Ltd.                                          7,560    102,621
    Gujarat Industries Power Co., Ltd.                         5,497     10,410
    Gujarat Mineral Development Corp., Ltd.                   30,521     70,599
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.      14,713    111,449
    Gujarat Pipavav Port, Ltd.                                45,910    103,799
    Gujarat State Petronet, Ltd.                              46,273    147,365
    Gulf Oil Lubricants India, Ltd.                            3,107     44,128
*   GVK Power & Infrastructure, Ltd.                         108,134     35,243
*   Hathway Cable & Datacom, Ltd.                             70,416     44,288
    Hatsun Agro Products, Ltd.                                 3,626     45,399
    Havells India, Ltd.                                       30,243    247,777
    HCL Technologies, Ltd.                                    68,514  1,059,652
*   HealthCare Global Enterprises, Ltd.                        2,300     11,682
*   HEG, Ltd.                                                  1,578     67,187
    HeidelbergCement India, Ltd.                              24,115     59,331
    Heritage Foods, Ltd.                                       5,140     61,064
    Hero MotoCorp, Ltd.                                        4,818    279,403
    Hexaware Technologies, Ltd.                               37,583    224,326
    Hikal, Ltd.                                                3,838     13,206
*   Himachal Futuristic Communications, Ltd.                  98,725     45,134
    Himadri Speciality Chemical, Ltd.                         34,444     95,399
    Himatsingka Seide, Ltd.                                   16,762     91,972
    Hindalco Industries, Ltd.                                348,825  1,400,890
    Hinduja Global Solutions, Ltd.                             1,845     26,734
    Hindustan Petroleum Corp., Ltd.                           57,887    359,670

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Hindustan Unilever, Ltd.                                  21,247 $  455,919
    Honda SIEL Power Products, Ltd.                              538     11,903
*   Housing Development & Infrastructure, Ltd.               104,690     94,371
    Housing Development Finance Corp., Ltd.                   51,095  1,569,633
    HSIL, Ltd.                                                 8,539     58,191
    HT Media, Ltd.                                            23,621     36,534
    Huhtamaki PPL, Ltd.                                        2,983     15,015
    I G Petrochemicals, Ltd.                                   3,277     35,883
    ICICI Bank, Ltd.                                         118,043    653,416
    ICICI Bank, Ltd. Sponsored ADR                            28,050    307,989
*   IDBI Bank, Ltd.                                          225,020    213,298
*   Idea Cellular, Ltd.                                      516,514    750,262
    IDFC Bank, Ltd.                                          122,358    108,889
    IDFC, Ltd.                                               239,849    211,309
*   IFB Industries, Ltd.                                         923     18,445
*   IFCI, Ltd.                                               257,288    114,705
    Igarashi Motors India, Ltd.                                1,709     22,369
    IIFL Holdings, Ltd.                                       28,342    324,994
*   IL&FS Transportation Networks, Ltd.                       26,355     32,036
    India Cements, Ltd. (The)                                 52,326    137,310
    India Glycols, Ltd.                                        4,576     37,475
    Indiabulls Housing Finance, Ltd.                          87,022  1,893,854
*   Indiabulls Real Estate, Ltd.                              79,416    266,621
    Indiabulls Ventures, Ltd.                                  9,898     38,348
    Indian Bank                                               33,366    189,437
    Indian Hotels Co., Ltd. (The)                             86,100    186,833
    Indian Hume Pipe Co., Ltd.                                 6,838     43,506
    Indian Metals & Ferro Alloys, Ltd.                         1,119     11,528
    Indian Oil Corp., Ltd.                                    36,466    238,751
*   Indian Overseas Bank                                     104,415     37,101
    Indo Count Industries, Ltd.                               20,285     32,966
    Indoco Remedies, Ltd.                                      3,978     17,033
    Indraprastha Gas, Ltd.                                    42,275    202,263
    IndusInd Bank, Ltd.                                        6,063    166,602
    INEOS Styrolution India, Ltd.                                753     11,490
    Infosys, Ltd.                                            158,526  2,858,409
#   Infosys, Ltd. Sponsored ADR                               28,800    518,688
    Ingersoll-Rand India, Ltd.                                 2,105     25,774
*   Inox Leisure, Ltd.                                        19,802     86,096
*   Inox Wind, Ltd.                                           14,165     28,691
    Insecticides India, Ltd.                                     959     12,574
*   Intellect Design Arena, Ltd.                               4,799     13,586
    InterGlobe Aviation, Ltd.                                  4,983     94,877
    Ipca Laboratories, Ltd.                                    8,637     77,876
    IRB Infrastructure Developers, Ltd.                       46,610    175,808
    ITC, Ltd.                                                 98,130    418,159
    ITD Cementation India, Ltd.                               11,342     36,331
    J Kumar Infraprojects, Ltd.                               11,676     61,035
    Jagran Prakashan, Ltd.                                    38,772    105,299
    Jai Corp., Ltd.                                           15,986     45,616
    Jain Irrigation Systems, Ltd.                            128,745    282,571
*   Jaiprakash Associates, Ltd.                              488,899    154,939
*   Jaiprakash Power Ventures, Ltd.                          239,763     26,521

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Jammu & Kashmir Bank, Ltd. (The)                          91,753 $  107,422
    Jamna Auto Industries, Ltd.                               24,060     27,440
    Jayant Agro-Organics, Ltd.                                 3,764     22,696
*   Jaypee Infratech, Ltd.                                    75,399     17,722
    JB Chemicals & Pharmaceuticals, Ltd.                       6,207     30,063
    JBF Industries, Ltd.                                       5,472     15,465
    JBM Auto, Ltd.                                             2,561     19,835
*   Jet Airways India, Ltd.                                    3,825     45,227
    Jindal Poly Films, Ltd.                                    4,651     25,517
    Jindal Saw, Ltd.                                          38,086     88,478
*   Jindal Stainless Hisar, Ltd.                              17,122     53,341
*   Jindal Stainless, Ltd.                                    21,699     38,064
*   Jindal Steel & Power, Ltd.                                91,957    382,782
    JK Cement, Ltd.                                            5,898    104,329
    JK Lakshmi Cement, Ltd.                                    4,304     27,829
    JK Paper, Ltd.                                            20,798     46,276
    JK Tyre & Industries, Ltd.                                27,061     74,341
    JM Financial, Ltd.                                       106,133    269,427
    Johnson Controls-Hitachi Air Conditioning India, Ltd.      1,423     56,004
    JSW Energy, Ltd.                                         152,457    208,413
*   JSW Holdings, Ltd.                                           936     25,213
    JSW Steel, Ltd.                                          321,170  1,476,660
    Jubilant Foodworks, Ltd.                                   8,255    264,476
    Jubilant Life Sciences, Ltd.                              29,720    425,975
*   Just Dial, Ltd.                                           13,169    106,728
    Jyothy Laboratories, Ltd.                                  8,358     47,786
    Kajaria Ceramics, Ltd.                                    16,836    166,520
    Kalpataru Power Transmission, Ltd.                        14,762    104,148
    Kalyani Steels, Ltd.                                       6,311     34,399
    Kansai Nerolac Paints, Ltd.                               17,289    138,639
    Karnataka Bank, Ltd. (The)                                62,495    144,646
    Karur Vysya Bank, Ltd. (The)                              80,781    140,853
    Kaveri Seed Co., Ltd.                                     11,735     95,296
    KCP, Ltd.                                                 15,409     35,285
    KEC International, Ltd.                                   25,812    142,321
    KEI Industries, Ltd.                                      11,830     72,298
*   Kiri Industries, Ltd.                                      1,548     13,743
    Kirloskar Brothers, Ltd.                                   5,025     27,311
    Kirloskar Oil Engines, Ltd.                                  907      5,400
    Kitex Garments, Ltd.                                       8,447     38,296
    KNR Constructions, Ltd.                                    5,877     28,323
    Kolte-Patil Developers, Ltd.                               7,629     43,860
    Kotak Mahindra Bank, Ltd.                                 15,898    276,777
    KPIT Technologies, Ltd.                                   51,243    170,274
    KPR Mill, Ltd.                                             8,828    101,862
    KRBL, Ltd.                                                23,243    221,728
    KSB Pumps, Ltd.                                            1,131     15,983
    Kwality, Ltd.                                             16,088     25,383
    L&T Finance Holdings, Ltd.                               130,728    353,358
    Lakshmi Machine Works, Ltd.                                  539     50,908
    Lakshmi Vilas Bank, Ltd. (The)                            32,746     65,748
    Larsen & Toubro Infotech, Ltd.                               314      6,298

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Larsen & Toubro, Ltd.                                     47,608 $1,064,953
    LEEL Electricals, Ltd.                                     4,735     20,416
    LG Balakrishnan & Bros, Ltd.                                 995     15,584
    LIC Housing Finance, Ltd.                                106,747    896,283
    Linde India, Ltd.                                          1,567     13,146
    LT Foods, Ltd.                                            27,391     38,786
    Lumax Industries, Ltd.                                       689     19,832
    Lupin, Ltd.                                               13,464    187,325
    LUX Industries, Ltd.                                         437     11,702
    Magma Fincorp, Ltd.                                       34,785     86,310
    Maharashtra Seamless, Ltd.                                 9,479     74,863
    Mahindra & Mahindra Financial Services, Ltd.              54,883    400,456
    Mahindra & Mahindra, Ltd.                                 83,964  1,009,130
*   Mahindra CIE Automotive, Ltd.                             19,952     69,193
    Mahindra Holidays & Resorts India, Ltd.                   16,619     86,139
    Mahindra Lifespace Developers, Ltd.                        5,457     42,708
    Maithan Alloys, Ltd.                                         830     11,418
    Man Infraconstruction, Ltd.                               22,902     23,279
    Manappuram Finance, Ltd.                                 189,133    329,818
    Mangalam Cement, Ltd.                                      1,575     10,266
    Mangalore Refinery & Petrochemicals, Ltd.                 40,362     81,522
    Marico, Ltd.                                              54,062    261,799
    Marksans Pharma, Ltd.                                     42,845     27,126
    Maruti Suzuki India, Ltd.                                  3,377    503,687
    Mastek, Ltd.                                               1,371     10,312
*   Max Financial Services, Ltd.                               3,196     26,835
*   MAX India, Ltd.                                           21,042     37,586
*   Max Ventures & Industries, Ltd.                            4,208      5,353
    Mayur Uniquoters, Ltd.                                     4,579     35,430
    McLeod Russel India, Ltd.                                 21,709     58,161
    Meghmani Organics, Ltd.                                   33,015     53,947
    Mercator, Ltd.                                            30,039     18,454
    Merck, Ltd.                                                1,041     23,882
    Minda Corp., Ltd.                                         16,727     52,282
    Minda Industries, Ltd.                                     7,537    146,563
    MindTree, Ltd.                                            42,148    508,797
    Mirza International, Ltd.                                 11,205     23,558
    MOIL, Ltd.                                                28,978    110,294
    Monsanto India, Ltd.                                         299     12,033
    Motherson Sumi Systems, Ltd.                              35,175    202,928
    Motilal Oswal Financial Services, Ltd.                     5,895    118,902
    Mphasis, Ltd.                                             19,311    273,171
*   MPS, Ltd.                                                  1,144     10,503
    MRF, Ltd.                                                    414    443,049
    Multi Commodity Exchange of India, Ltd.                    1,514     18,379
    Munjal Showa, Ltd.                                         2,421     10,308
    Muthoot Finance, Ltd.                                     34,619    224,729
*   Nagarjuna Fertilizers & Chemicals, Ltd.                   58,591     21,448
*   Narayana Hrudayalaya, Ltd.                                 4,522     20,292
    Natco Pharma, Ltd.                                        17,553    261,324
    National Aluminium Co., Ltd.                             164,533    194,589
    National Fertilizers, Ltd.                                19,848     22,947
    Nava Bharat Ventures, Ltd.                                16,934     41,788

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Navin Fluorine International, Ltd.                           1,510 $ 18,865
*   Navkar Corp., Ltd.                                          11,681   32,840
    Navneet Education, Ltd.                                     39,922   91,776
    NBCC India, Ltd.                                             7,025   24,981
    NCC, Ltd.                                                  122,242  234,658
    NESCO, Ltd.                                                  8,606   81,527
    Nestle India, Ltd.                                           1,474  172,689
*   Neuland Laboratories, Ltd.                                     686    9,082
    NHPC, Ltd.                                                 138,291   64,072
    NIIT Technologies, Ltd.                                     13,786  185,406
*   NIIT, Ltd.                                                  25,692   41,088
    Nilkamal, Ltd.                                               1,740   49,340
    NLC India, Ltd.                                             26,729   43,852
    NOCIL, Ltd.                                                 15,959   52,086
    NRB Bearings, Ltd.                                          11,644   29,590
    NTPC, Ltd.                                                  56,142  150,248
    Oberoi Realty, Ltd.                                         30,091  249,218
    OCL India, Ltd.                                              3,669   79,346
    Oil & Natural Gas Corp., Ltd.                               38,013  121,381
    Oil India, Ltd.                                             20,875  117,474
    Omaxe, Ltd.                                                 12,587   45,218
    Oracle Financial Services Software, Ltd.                     1,158   76,033
    Orient Cement, Ltd.                                         11,985   28,552
*   Orient Electric, Ltd.                                        9,394   16,254
    Orient Paper & Industries, Ltd.                              9,394    6,980
*   Oriental Bank of Commerce                                   29,982   54,474
    Oriental Carbon & Chemicals, Ltd.                              634   12,011
    Page Industries, Ltd.                                          395  134,077
    Panama Petrochem, Ltd.                                       5,167   17,639
    Parag Milk Foods, Ltd.                                       4,591   20,238
*   Patel Engineering, Ltd.                                     14,724   17,274
    PC Jeweller, Ltd.                                           24,124  184,485
    Persistent Systems, Ltd.                                     7,028   86,001
    Petronet LNG, Ltd.                                         144,652  577,482
    Pfizer, Ltd.                                                 2,126   77,674
    Phillips Carbon Black, Ltd.                                  2,479   46,817
    Phoenix Mills, Ltd. (The)                                    8,694   88,696
    PI Industries, Ltd.                                         17,430  243,312
    Pidilite Industries, Ltd.                                   10,882  153,135
    Piramal Enterprises, Ltd.                                   12,179  523,791
*   Polaris Consulting & Services, Ltd.                            554    3,557
    Poly Medicure, Ltd.                                          3,192   12,426
    Polyplex Corp., Ltd.                                         3,594   28,640
    Power Finance Corp., Ltd.                                  211,592  388,790
    Power Grid Corp. of India, Ltd.                             42,790  130,474
    Power Mech Projects, Ltd.                                      913   11,739
    Prabhat Dairy, Ltd.                                          9,482   31,834
    Praj Industries, Ltd.                                       23,067   38,591
*   Prakash Industries, Ltd.                                    18,009   59,905
*   Praxis Home Retail, Ltd.                                     1,444    6,470
    Prestige Estates Projects, Ltd.                             46,014  231,401
    Pricol, Ltd.                                                 5,736    9,528
*   Prime Focus, Ltd.                                            9,541   16,470

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
*   Prism Cement, Ltd.                                         5,847 $   12,682
    Procter & Gamble Hygiene & Health Care, Ltd.               1,094    159,572
    PTC India Financial Services, Ltd.                        58,589     32,142
    PTC India, Ltd.                                           68,216    113,591
*   Punjab National Bank                                      98,139    262,934
    Puravankara, Ltd.                                          9,361     21,987
    PVR, Ltd.                                                 10,228    234,661
    Quick Heal Technologies, Ltd.                              2,815     14,821
    Radico Khaitan, Ltd.                                      16,295     91,633
    Rain Industries, Ltd.                                     41,827    249,792
    Rajesh Exports, Ltd.                                      24,542    316,785
    Rallis India, Ltd.                                        14,400     56,603
    Ramco Cements, Ltd. (The)                                 21,280    254,809
    Ramco Industries, Ltd.                                     6,513     29,868
    Ramkrishna Forgings, Ltd.                                  3,734     47,055
*   Ramky Infrastructure, Ltd.                                 7,222     25,006
    Rane Holdings, Ltd.                                        1,305     52,262
    Rashtriya Chemicals & Fertilizers, Ltd.                   46,747     72,317
    Ratnamani Metals & Tubes, Ltd.                             3,384     54,300
*   RattanIndia Power, Ltd.                                  183,153     20,783
    Raymond, Ltd.                                              8,074    132,618
    Redington India, Ltd.                                     80,433    222,832
*   Relaxo Footwears, Ltd.                                     2,790     27,176
    Reliance Capital, Ltd.                                    42,309    323,118
*   Reliance Communications, Ltd.                            333,035    154,036
*   Reliance Home Finance, Ltd.                               39,642     49,729
    Reliance Industries, Ltd.                                203,890  3,078,665
    Reliance Infrastructure, Ltd.                             30,433    236,807
*   Reliance Naval and Engineering, Ltd.                      36,617     26,405
*   Reliance Power, Ltd.                                     208,281    149,109
    Repco Home Finance, Ltd.                                   5,669     55,472
    Rico Auto Industries, Ltd.                                12,935     17,457
*   Rolta India, Ltd.                                         20,833     22,119
    Rural Electrification Corp., Ltd.                        343,644    840,355
    Sadbhav Engineering, Ltd.                                 22,570    145,762
    Sadbhav Infrastructure Project, Ltd.                      10,227     23,413
    Sagar Cements, Ltd.                                        1,007     15,642
*   Sanghi Industries, Ltd.                                    5,588     10,959
    Sanghvi Movers, Ltd.                                       5,099     12,320
    Sanofi India, Ltd.                                         2,077    163,004
    Sarda Energy & Minerals, Ltd.                              1,157      9,956
    Sasken Technologies, Ltd.                                    850      9,293
    Schaeffler India, Ltd.                                       912     79,052
    Sequent Scientific, Ltd.                                   6,658      8,990
    SH Kelkar & Co., Ltd.                                      1,495      7,045
    Sharda Cropchem, Ltd.                                      8,549     59,510
    Sharda Motor Industries, Ltd.                                298     10,786
    Shilpa Medicare, Ltd.                                      3,623     32,169
*   Shipping Corp. of India, Ltd.                             33,640     42,796
    Shree Cement, Ltd.                                           520    140,267
    Shriram City Union Finance, Ltd.                           4,454    137,749
    Shriram Transport Finance Co., Ltd.                       29,691    640,725
*   Sical Logistics, Ltd.                                      2,839      9,685

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Siemens, Ltd.                                              1,653 $   33,591
    Simplex Infrastructures, Ltd.                              3,583     33,145
    Sintex Industries, Ltd.                                  114,349     41,644
*   Sintex Plastics Technology, Ltd.                         114,349    131,028
    Siyaram Silk Mills, Ltd.                                   3,305     33,779
    SJVN, Ltd.                                                83,096     45,068
    SKF India, Ltd.                                            2,638     72,843
    Skipper, Ltd.                                             10,366     39,431
    SML ISUZU, Ltd.                                            1,708     22,609
    Sobha, Ltd.                                               16,929    151,181
    Solar Industries India, Ltd.                               3,502     58,849
    Somany Ceramics, Ltd.                                      2,384     27,484
    Sonata Software, Ltd.                                     16,180     76,529
    South Indian Bank, Ltd. (The)                            363,670    172,520
    SREI Infrastructure Finance, Ltd.                         81,613    122,350
    SRF, Ltd.                                                  6,328    176,953
    Srikalahasthi Pipes, Ltd.                                  2,877     16,903
*   Star Cement, Ltd.                                          7,554     15,055
    State Bank of India                                      118,667    585,414
*   Steel Authority of India, Ltd.                           181,378    253,446
    Sterlite Technologies, Ltd.                               52,825    298,010
    Strides Shasun, Ltd.                                      18,325    219,225
    Subros, Ltd.                                               8,059     42,963
    Sudarshan Chemical Industries, Ltd.                        7,334     51,790
    Sun Pharmaceutical Industries, Ltd.                      101,812    926,591
    Sun TV Network, Ltd.                                      29,483    472,270
    Sundaram Finance, Ltd.                                     4,906    144,880
    Sundaram-Clayton, Ltd.                                       123      9,374
    Sundram Fasteners, Ltd.                                   13,749    113,895
    Sunteck Realty, Ltd.                                      11,073     73,652
    Suprajit Engineering, Ltd.                                 4,327     20,915
    Supreme Industries, Ltd.                                   7,815    158,297
    Supreme Petrochem, Ltd.                                    9,100     53,010
    Surya Roshni, Ltd.                                         6,927     43,487
    Sutlej Textiles and Industries, Ltd.                      17,043     26,441
    Suven Life Sciences, Ltd.                                  7,453     25,114
*   Suzlon Energy, Ltd.                                      607,473    140,098
    Swaraj Engines, Ltd.                                       1,268     39,448
    Symphony, Ltd.                                             3,129     88,912
*   Syndicate Bank                                            85,548     97,580
    Syngene International, Ltd.                                3,814     35,969
    TAKE Solutions, Ltd.                                      17,591     46,717
    Tamil Nadu Newsprint & Papers, Ltd.                        9,084     59,516
    Tata Chemicals, Ltd.                                      13,903    157,660
    Tata Communications, Ltd.                                 12,919    124,514
    Tata Consultancy Services, Ltd.                           12,304    600,895
    Tata Elxsi, Ltd.                                           4,794     80,106
    Tata Global Beverages, Ltd.                              108,936    497,482
    Tata Metaliks, Ltd.                                        1,379     19,042
*   Tata Motors, Ltd.                                        166,002  1,039,236
*   Tata Motors, Ltd. Sponsored ADR                            2,004     62,044
    Tata Power Co., Ltd. (The)                               176,417    246,443
    Tata Sponge Iron, Ltd.                                     1,511     25,522

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Tata Steel, Ltd.                                          96,148 $1,066,883
*   Tata Teleservices Maharashtra, Ltd.                      144,337     15,698
    TCI Express, Ltd.                                          3,754     31,310
    Tech Mahindra, Ltd.                                       75,536    726,010
*   Techno Electric & Engineering Co., Ltd.                   15,828     93,016
    Texmaco Rail & Engineering, Ltd.                          14,686     23,758
    Thermax, Ltd.                                              4,967     96,245
    Thirumalai Chemicals, Ltd.                                 1,721     53,673
    Thomas Cook India, Ltd.                                   21,468     78,963
    TI Financial Holdings, Ltd.                               20,636    223,880
    Tide Water Oil Co India, Ltd.                                 96     10,295
    Time Technoplast, Ltd.                                    39,802    113,240
    Timken India, Ltd.                                         1,416     19,941
    Tinplate Co. of India, Ltd. (The)                         10,194     40,612
    Titagarh Wagons, Ltd.                                     15,550     38,040
    Titan Co., Ltd.                                           11,477    156,573
    Torrent Pharmaceuticals, Ltd.                              8,398    179,270
    Torrent Power, Ltd.                                       27,720    123,715
    Tourism Finance Corp. of India, Ltd.                       4,128     10,031
    Transport Corp. of India, Ltd.                            10,050     44,172
    Trident, Ltd.                                             44,370     54,773
    Triveni Engineering & Industries, Ltd.                    43,176     43,410
    Triveni Turbine, Ltd.                                      9,284     18,904
    TTK Prestige, Ltd.                                           207     23,626
    Tube Investments of India, Ltd.                           20,636     86,546
    TV Today Network, Ltd.                                     6,989     49,451
*   TV18 Broadcast, Ltd.                                     162,424    157,479
    TVS Motor Co., Ltd.                                       26,131    285,864
    TVS Srichakra, Ltd.                                          649     36,466
*   UCO Bank                                                  84,585     41,811
    Uflex, Ltd.                                               11,771     77,970
    UFO Moviez India, Ltd.                                     1,984     14,232
    Ultratech Cement, Ltd.                                     2,714    186,495
    Unichem Laboratories, Ltd.                                 9,296     52,327
*   Union Bank of India                                       53,712    114,768
*   Unitech, Ltd.                                            644,762     85,398
    United Breweries, Ltd.                                     8,287    148,652
*   United Spirits, Ltd.                                       3,908    200,551
    UPL, Ltd.                                                 64,824    764,740
    V-Guard Industries, Ltd.                                  29,973    109,335
    V-Mart Retail, Ltd.                                          446     10,413
*   V2 Retail, Ltd.                                            1,510     10,000
    VA Tech Wabag, Ltd.                                       10,297     99,401
*   Vaibhav Global, Ltd.                                       2,512     28,436
    Vakrangee, Ltd.                                           39,458    226,164
    Vardhman Textiles, Ltd.                                    5,504    112,529
    Vedanta, Ltd.                                            261,778  1,398,225
    Vedanta, Ltd. ADR                                          3,300     70,686
    Venky's India, Ltd.                                        2,471    104,703
    Vesuvius India, Ltd.                                         592     13,195
    Vijaya Bank                                               78,774     79,072
    Vinati Organics, Ltd.                                      4,112     61,559
    Vindhya Telelinks, Ltd.                                      575      9,989

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    VIP Industries, Ltd.                                     14,795 $    78,907
    Vivimed Labs, Ltd.                                       11,651      15,917
    Voltas, Ltd.                                             17,247     163,616
    VRL Logistics, Ltd.                                      10,737      73,703
    VST Industries, Ltd.                                        666      33,991
    VST Tillers Tractors, Ltd.                                  349      12,912
    WABCO India, Ltd.                                           883     103,032
    Welspun Corp., Ltd.                                      22,856      56,617
    Welspun Enterprises, Ltd.                                12,196      33,064
    Welspun India, Ltd.                                      92,695     100,478
    West Coast Paper Mills, Ltd.                              7,550      31,291
    Whirlpool of India, Ltd.                                  3,908      90,314
    Wipro, Ltd.                                             107,397     514,176
*   Wockhardt, Ltd.                                           8,098     101,845
    Wonderla Holidays, Ltd.                                   2,080      12,238
    Yes Bank, Ltd.                                          238,260   1,325,285
    Zee Entertainment Enterprises, Ltd.                      46,659     436,915
    Zee Learn, Ltd.                                          14,534      10,158
*   Zee Media Corp., Ltd.                                    21,624      14,801
    Zensar Technologies, Ltd.                                 4,484      66,888
                                                                    -----------
TOTAL INDIA                                                          96,133,512
                                                                    -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT                         2,023,900     203,945
    Adaro Energy Tbk PT                                   4,731,200     865,531
    Adhi Karya Persero Tbk PT                               613,195     101,943
    Agung Podomoro Land Tbk PT                            2,382,800      42,054
    AKR Corporindo Tbk PT                                   278,000     129,087
    Alam Sutera Realty Tbk PT                             3,082,000      90,524
*   Aneka Tambang Persero Tbk PT                          2,693,146     183,879
    Astra Agro Lestari Tbk PT                               144,000     139,771
    Astra International Tbk PT                            1,791,100   1,135,933
*   Asuransi Kresna Mitra Tbk PT                            301,300      20,025
    Bank Bukopin Tbk                                        950,300      45,410
    Bank Central Asia Tbk PT                                396,300     672,830
    Bank Danamon Indonesia Tbk PT                           628,000     335,139
    Bank Mandiri Persero Tbk PT                           1,378,000     837,718
*   Bank Nationalnobu Tbk PT                                307,700      21,133
    Bank Negara Indonesia Persero Tbk PT                  1,028,700     722,335
*   Bank Pan Indonesia Tbk PT                             1,293,000     141,868
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT  1,042,800     179,879
    Bank Pembangunan Daerah Jawa Timur Tbk PT               877,600      51,098
*   Bank Permata Tbk PT                                     905,805      44,655
    Bank Rakyat Indonesia Persero Tbk PT                  6,170,500   1,706,447
    Bank Tabungan Negara Persero Tbk PT                   1,284,600     351,042
*   Barito Pacific Tbk PT                                 2,030,500     400,500
    Bekasi Fajar Industrial Estate Tbk PT                 1,149,700      25,794
    Blue Bird Tbk PT                                        116,900      29,877
    Bukit Asam Persero Tbk PT                             1,380,500     350,523
    Bumi Serpong Damai Tbk PT                             1,496,600     203,403
*   Bumi Teknokultura Unggul Tbk PT                       2,403,200      23,872
    Charoen Pokphand Indonesia Tbk PT                     1,144,800     294,948

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                            ---------- --------
INDONESIA -- (Continued)
    Ciputra Development Tbk PT                               3,705,247 $376,248
*   Citra Marga Nusaphala Persada Tbk PT                       111,012   12,986
*   Delta Dunia Makmur Tbk PT                                3,847,700  336,174
    Dharma Satya Nusantara Tbk PT                              534,500   15,815
*   Eagle High Plantations Tbk PT                            3,170,000   53,526
    Elnusa Tbk PT                                              943,300   29,976
    Erajaya Swasembada Tbk PT                                  410,600   25,719
    Gajah Tunggal Tbk PT                                       388,100   24,666
*   Garuda Indonesia Persero Tbk PT                          1,664,100   39,028
    Global Mediacom Tbk PT                                   2,862,300  160,398
    Gudang Garam Tbk PT                                         45,400  274,969
*   Hanson International Tbk PT                             10,987,700   91,008
*   Harum Energy Tbk PT                                        211,400   52,153
*   Holcim Indonesia Tbk PT                                    311,600   20,947
    Indah Kiat Pulp & Paper Corp. Tbk PT                       694,100  486,002
*   Indika Energy Tbk PT                                       312,300  104,162
    Indo Tambangraya Megah Tbk PT                              133,100  300,953
    Indocement Tunggal Prakarsa Tbk PT                         177,300  288,623
    Indofood CBP Sukses Makmur Tbk PT                          147,900   96,412
    Indofood Sukses Makmur Tbk PT                            1,011,300  585,148
    Indosat Tbk PT                                             148,800   61,416
*   Inti Agri Resources Tbk PT                                 532,800   11,381
    Intiland Development Tbk PT                              1,947,500   52,104
    Japfa Comfeed Indonesia Tbk PT                           1,723,900  188,057
    Jasa Marga Persero Tbk PT                                  283,904  120,790
    Kalbe Farma Tbk PT                                         931,100  115,587
    Kawasan Industri Jababeka Tbk PT                         1,296,610   28,845
    KMI Wire & Cable Tbk PT                                    922,400   34,802
*   Krakatau Steel Persero Tbk PT                            1,204,811   46,304
*   Kresna Graha Investama Tbk PT                            1,255,700   51,114
    Link Net Tbk PT                                            200,000   81,092
*   Lippo Cikarang Tbk PT                                      119,200   30,999
    Lippo Karawaci Tbk PT                                    4,293,000  176,395
    Matahari Department Store Tbk PT                           352,500  292,895
*   Matahari Putra Prima Tbk PT                                381,500   13,782
    Mayora Indah Tbk PT                                        698,700  116,880
*   Medco Energi Internasional Tbk PT                        3,229,600  299,028
    Media Nusantara Citra Tbk PT                             1,542,300  175,458
    Mitra Adiperkasa Tbk PT                                    335,800  183,323
    Mitra Keluarga Karyasehat Tbk PT                           305,100   43,497
*   MNC Investama Tbk PT                                     7,821,100   70,713
    Modernland Realty Tbk PT                                 2,673,900   63,961
    Multipolar Tbk PT                                        3,130,100   39,986
    Nippon Indosari Corpindo Tbk PT                            355,544   34,376
*   Nusantara Infrastructure Tbk PT                          2,713,100   45,701
    Pabrik Kertas Tjiwi Kimia Tbk PT                           300,400  105,814
    Pakuwon Jati Tbk PT                                      4,516,000  239,004
    Pan Brothers Tbk PT                                        858,500   31,529
*   Panin Financial Tbk PT                                   5,154,600  115,395
    Perusahaan Gas Negara Persero Tbk                          891,300  173,652
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT      995,700   97,420
*   Pool Advista Indonesia Tbk PT                               13,400    3,942
    PP Persero Tbk PT                                          895,263  209,183

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDONESIA -- (Continued)
    PP Properti Tbk PT                                    2,895,600 $    41,447
    Ramayana Lestari Sentosa Tbk PT                         833,400      72,793
    Salim Ivomas Pratama Tbk PT                             864,100      33,555
    Sawit Sumbermas Sarana Tbk PT                         1,122,200     124,871
*   Sekawan Intipratama Tbk PT                              253,200         416
    Selamat Sempurna Tbk PT                                 538,800      53,485
    Semen Baturaja Persero Tbk PT                           776,600     214,660
    Semen Indonesia Persero Tbk PT                          487,400     404,991
*   Sentul City Tbk PT                                   11,383,500     124,864
*   Siloam International Hospitals Tbk PT                    55,546      36,534
    Sri Rejeki Isman Tbk PT                               3,484,400      99,509
*   Sugih Energy Tbk PT                                   2,199,900       8,216
    Summarecon Agung Tbk PT                               3,312,000     277,286
    Surya Citra Media Tbk PT                                742,100     148,884
    Surya Semesta Internusa Tbk PT                        1,315,300      57,481
    Telekomunikasi Indonesia Persero Tbk PT                 699,200     208,361
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
#     ADR                                                     6,000     180,300
*   Tiga Pilar Sejahtera Food Tbk                           494,100      20,088
    Timah Tbk PT                                          1,283,200     100,401
    Tiphone Mobile Indonesia Tbk PT                         985,400      68,120
    Total Bangun Persada Tbk PT                             116,600       6,452
    Tower Bersama Infrastructure Tbk PT                     279,800     128,268
*   Trada Alam Minera Tbk PT                              1,920,000      45,881
    Tunas Baru Lampung Tbk PT                               917,700      84,628
    Unilever Indonesia Tbk PT                                45,700     185,606
    United Tractors Tbk PT                                  453,100   1,313,870
*   Vale Indonesia Tbk PT                                   649,900     181,259
*   Visi Media Asia Tbk PT                                2,157,700      49,344
    Waskita Beton Precast Tbk PT                          2,588,600      91,539
    Waskita Karya Persero Tbk PT                          1,368,623     289,510
    Wijaya Karya Beton Tbk PT                               880,500      39,455
    Wijaya Karya Persero Tbk PT                             842,434     130,735
*   XL Axiata Tbk PT                                      1,475,900     329,439
                                                                    -----------
TOTAL INDONESIA                                                      21,232,749
                                                                    -----------
IRELAND -- (0.4%)
*   Bank of Ireland Group P.L.C.                            170,931   1,669,065
    C&C Group P.L.C.                                         76,043     284,875
    CRH P.L.C.                                                6,006     223,052
#   CRH P.L.C. Sponsored ADR                                 55,962   2,092,419
*   FBD Holdings P.L.C.                                       3,257      43,418
    Glanbia P.L.C.                                           90,109   1,541,094
*   Independent News & Media P.L.C.                         186,318      25,335
    Irish Continental Group P.L.C.                           39,076     277,089
    Kerry Group P.L.C. Class A                               11,114   1,184,310
    Kingspan Group P.L.C.                                    39,093   1,802,934
    Paddy Power Betfair P.L.C.(BWXC0Z1)                       2,721     315,569
    Paddy Power Betfair P.L.C.(BWT6H89)                      15,076   1,749,602

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                               80,872 $ 2,838,106
                                                                    -----------
TOTAL IRELAND                                                        14,046,868
                                                                    -----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                           3,896      77,650
*   Africa Israel Properties, Ltd.                            3,203      80,104
*   Airport City, Ltd.                                       15,902     204,640
    Albaad Massuot Yitzhak, Ltd.                              1,026      15,745
*   Allot Communications, Ltd.                                4,506      22,959
    Alony Hetz Properties & Investments, Ltd.                12,909     135,527
    Alrov Properties and Lodgings, Ltd.                       2,682     110,570
    Amot Investments, Ltd.                                   26,195     156,553
    Arad, Ltd.                                                2,084      24,126
*   Arko Holdings, Ltd.                                      73,802      42,351
    Ashtrom Properties, Ltd.                                  2,838      16,235
    Atreyu Capital Markets, Ltd.                                779      11,380
#   Avgol Industries 1953, Ltd.                              17,980      22,124
*   Azorim-Investment Development & Construction Co., Ltd.   19,836      24,591
    Azrieli Group, Ltd.                                       2,950     160,561
    Bank Hapoalim BM                                        274,636   2,051,862
    Bank Leumi Le-Israel BM                                 372,723   2,287,829
    Bayside Land Corp.                                          164      82,446
    Bezeq The Israeli Telecommunication Corp., Ltd.         110,000     181,306
    Big Shopping Centers, Ltd.                                  830      56,178
    Blue Square Real Estate, Ltd.                             1,087      44,695
*   Bonus Biogroup, Ltd.                                     62,416      11,547
*   Brack Capital Properties NV                                 875     103,777
    Camtek, Ltd.                                              2,154      14,996
    Carasso Motors, Ltd.                                      7,908      66,132
*   Cellcom Israel, Ltd.                                     24,501     228,144
*   Ceragon Networks, Ltd.                                   10,169      21,152
*   Clal Insurance Enterprises Holdings, Ltd.                 8,129     158,046
    Danel Adir Yeoshua, Ltd.                                    515      30,391
    Delek Automotive Systems, Ltd.                           10,419      80,910
    Delek Group, Ltd.                                         1,222     214,826
    Delta-Galil Industries, Ltd.                              4,839     171,188
    Direct Insurance Financial Investments, Ltd.              7,723     100,996
#   El Al Israel Airlines                                   172,804      71,217
    Elbit Systems, Ltd.(2311614)                                200      29,958
    Elbit Systems, Ltd.(6308913)                              1,672     252,534
    Electra Consumer Products 1970, Ltd.                      5,498      95,122
    Electra, Ltd.                                               615     164,197
*   Energix-Renewable Energies, Ltd.                         18,849      18,511
*   Enlight Renewable Energy, Ltd.                           24,480      13,736
    First International Bank Of Israel, Ltd.                 13,827     311,952
    FMS Enterprises Migun, Ltd.                               1,064      42,051
    Formula Systems 1985, Ltd.                                4,309     186,448
    Fox Wizel, Ltd.                                           3,958      81,028
    Frutarom Industries, Ltd.                                 2,673     278,650
*   Gilat Satellite Networks, Ltd.                            2,895      24,012
*   Hadera Paper, Ltd.                                          472      33,380
    Hamlet Israel-Canada, Ltd.                                  779      19,968

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
ISRAEL -- (Continued)
    Harel Insurance Investments & Financial Services, Ltd.   48,902 $   403,932
    Hilan, Ltd.                                               2,751      63,971
    IDI Insurance Co., Ltd.                                   1,518     109,720
*   Industrial Buildings Corp., Ltd.                         18,959      30,487
    Inrom Construction Industries, Ltd.                      18,124      89,714
    Israel Chemicals, Ltd.                                   84,027     353,684
*   Israel Discount Bank, Ltd. Class A                      148,658     444,690
*   Issta Lines, Ltd.                                           441      10,158
*   Jerusalem Oil Exploration                                 4,208     260,846
*   Kenon Holdings, Ltd.                                      4,298     128,404
    Kerur Holdings, Ltd.                                      1,856      58,013
    Klil Industries, Ltd.                                       234      23,195
    Magic Software Enterprises, Ltd.                          1,425      12,812
    Malam - Team, Ltd.                                          101      11,927
    Matrix IT, Ltd.                                           9,815     116,475
    Maytronics, Ltd.                                          8,042      44,397
*   Mazor Robotics, Ltd.                                      1,381      45,380
    Mega Or Holdings, Ltd.                                    2,442      38,274
    Meitav Dash Investments, Ltd.                             8,052      30,121
    Melisron, Ltd.                                            3,269     146,153
    Menora Mivtachim Holdings, Ltd.                          11,768     170,848
    Migdal Insurance & Financial Holding, Ltd.              161,328     193,598
#   Mivtach Shamir Holdings, Ltd.                             1,390      30,938
    Mizrahi Tefahot Bank, Ltd.                               41,901     815,527
    Naphtha Israel Petroleum Corp., Ltd.                     17,285     116,446
    Nawi Brothers, Ltd.                                       3,087      17,861
    Neto ME Holdings, Ltd.                                      220      20,172
    Nice, Ltd. Sponsored ADR                                  2,783     253,531
    Nice, Ltd.                                                3,603     328,005
*   Nova Measuring Instruments, Ltd.                          4,257     115,790
    Oil Refineries, Ltd.                                    683,405     323,679
#*  Partner Communications Co., Ltd.                         61,128     346,177
    Paz Oil Co., Ltd.                                         2,168     373,459
*   Phoenix Holdings, Ltd. (The)                             32,682     205,037
    Plasson Industries, Ltd.                                  1,339      75,443
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      1,932     113,254
    Scope Metals Group, Ltd.                                  3,310     101,944
    Shapir Engineering and Industry, Ltd.                    21,410      87,532
    Shikun & Binui, Ltd.                                    113,628     277,615
    Shufersal, Ltd.                                          31,362     225,777
    Strauss Group, Ltd.                                       8,386     189,042
    Summit Real Estate Holdings, Ltd.                         2,903      27,249
#*  Suny Cellular Communication, Ltd.                        31,041      20,792
    Tadiran Holdings, Ltd.                                    1,079      36,210
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR       22,731     463,940
*   Tower Semiconductor, Ltd.                                14,832     515,264
*   Union Bank of Israel                                      5,299      29,968
                                                                    -----------
TOTAL ISRAEL                                                         16,531,752
                                                                    -----------
ITALY -- (2.3%)
#*  A.S. Roma SpA                                            23,926      17,580
    A2A SpA                                                 587,367   1,128,791

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    ACEA SpA                                                  25,047 $  483,504
*   Aeffe SpA                                                  7,486     21,483
    Amplifon SpA                                              22,024    391,649
    Anima Holding SpA                                         74,490    624,979
*   Ansaldo STS SpA                                           10,980    166,269
*   Arnoldo Mondadori Editore SpA                             58,402    163,110
    Ascopiave SpA                                             29,894    131,748
    Assicurazioni Generali SpA                               164,855  3,270,570
#   Astaldi SpA                                               23,461     80,134
    Atlantia SpA                                              43,583  1,442,581
    Autogrill SpA                                             41,716    580,875
    Azimut Holding SpA                                        27,147    618,257
*   Banca Carige SpA                                         300,788      3,213
    Banca Generali SpA                                        14,075    527,209
    Banca IFIS SpA                                            11,200    532,940
    Banca Mediolanum SpA                                      69,935    686,101
*   Banca Monte dei Paschi di Siena SpA                          520      2,438
    Banca Popolare di Sondrio SCPA                           122,493    494,788
    Banca Profilo SpA                                         46,449     14,697
    Banca Sistema SpA                                         14,287     41,706
#*  Banco BPM SpA                                            544,717  2,073,409
    Banco di Desio e della Brianza SpA                         5,175     14,917
    BasicNet SpA                                              10,635     49,477
#   BE                                                        35,768     44,581
    Biesse SpA                                                 3,643    204,738
#   BPER Banca                                               210,785  1,230,211
    Brembo SpA                                                29,736    480,248
    Brunello Cucinelli SpA                                     6,387    214,119
    Buzzi Unicem SpA                                          21,247    623,837
    Cairo Communication SpA                                   24,407    112,765
*   Carraro SpA                                               10,101     52,305
    Cementir Holding SpA                                      15,517    145,659
    Cerved Information Solutions SpA                          43,942    619,705
    CIR-Compagnie Industriali Riunite SpA                    132,882    192,743
    CNH Industrial NV                                        156,507  2,314,220
    Credito Emiliano SpA                                      28,501    275,531
*   Credito Valtellinese SpA                                   4,477     59,705
*   d'Amico International Shipping SA                         45,205     14,625
    Danieli & C Officine Meccaniche SpA                        5,424    154,986
#   Datalogic SpA                                              5,165    205,807
    Davide Campari-Milano SpA                                 85,368    679,967
    De' Longhi SpA                                            10,082    339,171
    DeA Capital SpA                                           43,727     79,549
    DiaSorin SpA                                               5,252    508,075
    Ei Towers SpA                                              7,515    459,203
    El.En. SpA                                                 2,220     81,564
*   Elica SpA                                                  3,965     11,829
    Emak SpA                                                  11,344     21,445
    Enav SpA                                                  28,992    151,736
    Enel SpA                                                 441,619  2,807,547
    Eni SpA                                                  244,153  4,395,294
    Eni SpA Sponsored ADR                                        768     27,817
    ERG SpA                                                   26,376    546,612

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    Esprinet SpA                                              10,197 $   55,959
    Falck Renewables SpA                                      57,487    144,351
    Ferrari NV                                                10,219  1,219,235
    Fiat Chrysler Automobiles NV                             275,811  6,665,978
*   Fincantieri SpA                                          173,288    309,861
    FinecoBank Banca Fineco SpA                              115,582  1,437,045
    FNM SpA                                                   63,935     58,710
*   GEDI Gruppo Editoriale SpA                                57,585     45,636
    Gefran SpA                                                 1,857     24,453
#   Geox SpA                                                  27,658     94,346
    Gruppo MutuiOnline SpA                                     4,598     89,089
    Hera SpA                                                 285,678  1,044,144
*   IMMSI SpA                                                 96,634     90,272
    Industria Macchine Automatiche SpA                         5,088    445,239
    Infrastrutture Wireless Italiane SpA                      30,805    222,626
*   Intek Group SpA                                           29,824     11,283
    Interpump Group SpA                                       17,819    642,412
    Intesa Sanpaolo SpA                                      972,475  3,820,987
    Iren SpA                                                 127,318    411,970
    Italgas SpA                                              121,991    753,735
    Italmobiliare SpA                                          1,878     57,364
    IVS Group SA                                               1,731     28,349
#*  Juventus Football Club SpA                               125,442    127,109
    La Doria SpA                                               8,722    166,430
    Leonardo SpA                                              77,670    937,448
    Luxottica Group SpA                                        3,454    222,088
#   Maire Tecnimont SpA                                       36,484    190,131
    MARR SpA                                                   6,671    184,526
    Massimo Zanetti Beverage Group SpA                         1,081     10,242
#*  Mediaset SpA                                             225,087    895,916
    Mediobanca Banca di Credito Finanziario SpA              106,628  1,296,795
    Moncler SpA                                               48,475  1,597,505
    Mondo TV SpA                                               8,830     66,501
#   Nice SpA                                                   2,776     12,395
    OVS SpA                                                   28,615    211,958
    Panariagroup Industrie Ceramiche SpA                       3,266     22,990
    Parmalat SpA                                              83,885    325,671
    Piaggio & C SpA                                           91,911    277,713
#   Poste Italiane SpA                                       123,985  1,026,009
    Prima Industrie SpA                                        1,396     64,319
    Prysmian SpA                                              24,109    848,117
    RAI Way SpA                                               13,051     80,164
    Recordati SpA                                             12,733    579,840
    Reno de Medici SpA                                        40,226     32,249
    Reply SpA                                                  4,032    261,928
*   Retelit SpA                                               27,814     62,548
*   Rizzoli Corriere Della Sera Mediagroup SpA                22,784     33,848
    Sabaf SpA                                                  2,401     58,836
    SAES Getters SpA                                           2,847     90,824
#*  Safilo Group SpA                                          10,593     62,532
#*  Saipem SpA                                               231,334  1,085,279
    Salini Impregilo SpA                                      76,708    308,823
#   Salvatore Ferragamo SpA                                   16,560    466,487

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    Saras SpA                                               281,255 $   614,421
    Servizi Italia SpA                                        2,987      23,508
    Sesa SpA                                                  2,079      69,199
*   Snaitech SpA                                             34,897      67,279
    Snam SpA                                                165,229     803,716
    Societa Cattolica di Assicurazioni SC                    64,881     807,220
    Societa Iniziative Autostradali e Servizi SpA            26,019     489,977
*   Sogefi SpA                                               29,462     147,240
    SOL SpA                                                   9,483     121,333
    Tamburi Investment Partners SpA                          17,957     137,359
    Technogym SpA                                             4,980      54,544
*   Telecom Italia SpA                                    2,916,367   2,624,352
*   Telecom Italia SpA Sponsored ADR                          8,643      78,306
#   Tenaris SA                                               41,769     729,605
    Terna Rete Elettrica Nazionale SpA                      190,834   1,149,624
#*  Tiscali SpA                                             594,547      27,000
#   Tod's SpA                                                 3,794     285,890
#*  Trevi Finanziaria Industriale SpA                        41,634      23,230
    TXT e-solutions SpA                                       1,093      13,305
*   UniCredit SpA                                           223,133   4,919,545
    Unione di Banche Italiane SpA                           451,016   2,337,767
    Unipol Gruppo SpA                                       172,816     953,320
#   UnipolSai Assicurazioni SpA                             414,666   1,072,104
    Vittoria Assicurazioni SpA                                8,425     136,275
#*  Yoox Net-A-Porter Group SpA                               7,565     355,327
    Zignago Vetro SpA                                         3,284      33,146
                                                                    -----------
TOTAL ITALY                                                          77,972,876
                                                                    -----------
JAPAN -- (17.0%)
    77 Bank, Ltd. (The)                                      26,000     682,391
    A&A Material Corp.                                        1,900      24,240
    A&D Co., Ltd.                                             5,200      38,143
    ABC-Mart, Inc.                                            3,400     221,242
    Abist Co., Ltd.                                             600      27,916
    Accretive Co., Ltd.                                       8,800      30,381
    Achilles Corp.                                            5,100     108,489
#*  Acom Co., Ltd.                                            8,900      38,940
    Adastria Co., Ltd.                                       13,000     277,754
    ADEKA Corp.                                              30,100     534,459
#   Adtec Plasma Technology Co., Ltd.                         1,500      29,174
    Advan Co., Ltd.                                           6,600      65,482
    Advance Create Co., Ltd.                                  1,000      17,804
    Advanex, Inc.                                               700      25,475
    Advantage Risk Management Co., Ltd.                       2,200      23,129
#   Advantest Corp.                                          12,600     269,279
    Adventure, Inc.                                             200      27,107
    Aeon Co., Ltd.                                           86,424   1,475,450
    Aeon Delight Co., Ltd.                                    7,800     285,195
    Aeon Fantasy Co., Ltd.                                    3,300     166,117
    AEON Financial Service Co., Ltd.                         30,500     763,050
    Aeon Hokkaido Corp.                                       9,700      74,833
    Aeon Mall Co., Ltd.                                      15,100     332,732

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
#   Aeria, Inc.                                                4,900 $   92,103
    Agro-Kanesho Co., Ltd.                                     3,900     83,114
    Ahresty Corp.                                              5,200     44,078
    Ai Holdings Corp.                                          7,900    211,376
    Aica Kogyo Co., Ltd.                                      13,800    534,856
    Aichi Bank, Ltd. (The)                                     3,000    153,397
    Aichi Corp.                                               11,700     86,081
    Aichi Steel Corp.                                          3,900    160,503
    Aichi Tokei Denki Co., Ltd.                                  800     32,686
    Aida Engineering, Ltd.                                    15,700    221,458
#*  Aigan Co., Ltd.                                            4,500     22,845
    Ain Holdings, Inc.                                         9,100    557,084
    Aiphone Co., Ltd.                                          3,100     56,655
    Air Water, Inc.                                           52,200  1,120,149
    Airport Facilities Co., Ltd.                               8,200     49,973
    Airtech Japan, Ltd.                                        1,900     16,288
    Aisan Industry Co., Ltd.                                  14,800    178,655
    Aisin Seiki Co., Ltd.                                     31,100  1,820,332
    AIT Corp.                                                  2,100     24,199
    Aizawa Securities Co., Ltd.                                9,400     65,574
    Ajinomoto Co., Inc.                                       97,500  1,854,633
#   Ajis Co., Ltd.                                             2,100     59,274
    Akatsuki Corp.                                             4,600     24,509
#*  Akatsuki, Inc.                                             1,000     61,002
#*  Akebono Brake Industry Co., Ltd.                          43,700    128,853
    Akita Bank, Ltd. (The)                                     6,000    169,932
#   Albis Co., Ltd.                                            1,800     61,014
    Alconix Corp.                                              9,800    226,456
    Alfresa Holdings Corp.                                    23,700    576,856
    Alinco, Inc.                                               6,000     70,089
    Alpen Co., Ltd.                                            6,200    143,511
    Alpha Corp.                                                1,900     38,196
    Alpha Systems, Inc.                                        2,400     55,608
#   Alpine Electronics, Inc.                                  13,300    301,712
    Alps Electric Co., Ltd.                                   30,700    887,156
    Alps Logistics Co., Ltd.                                   1,900     17,257
    Altech Corp.                                               3,800     77,114
    Amada Holdings Co., Ltd.                                  34,700    516,148
    Amano Corp.                                               13,800    375,051
    Amiyaki Tei Co., Ltd.                                      1,600     77,269
    Amuse, Inc.                                                4,600    141,936
    ANA Holdings, Inc.                                         4,500    183,578
    Anest Iwata Corp.                                          8,600    100,547
    Anicom Holdings, Inc.                                      3,200     99,304
    Anritsu Corp.                                             19,800    254,957
    AOI Electronic Co., Ltd.                                   1,300     68,163
    AOI TYO Holdings, Inc.                                     3,240     41,377
    AOKI Holdings, Inc.                                       14,900    225,961
    Aomori Bank, Ltd. (The)                                    6,000    198,304
    Aoyama Trading Co., Ltd.                                  16,400    645,835
    Aoyama Zaisan Networks Co., Ltd.                           1,200     18,451
    Aozora Bank, Ltd.                                         16,400    666,125
#   Apaman Co., Ltd.                                           3,200     25,699

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
*   Apic Yamada Corp.                                          4,300 $   25,231
    Arakawa Chemical Industries, Ltd.                          6,100    125,082
    Arata Corp.                                                2,700    139,861
    Araya Industrial Co., Ltd.                                 2,300     58,581
    Arcland Sakamoto Co., Ltd.                                 9,100    157,004
    Arcland Service Holdings Co., Ltd.                         3,000     68,001
    Arcs Co., Ltd.                                            11,400    264,816
#   Ardepro Co., Ltd.                                         36,100     27,920
    Arealink Co., Ltd.                                         2,300     50,599
    Argo Graphics, Inc.                                        1,700     57,963
#   Ariake Japan Co., Ltd.                                     1,400    121,670
    Arisawa Manufacturing Co., Ltd.                           14,200    150,477
#*  Arrk Corp.                                                23,700     29,633
    Artnature, Inc.                                            9,700     69,202
    ArtSpark Holdings, Inc.                                    2,600     34,680
    As One Corp.                                               1,700    109,586
    Asahi Broadcasting Corp.                                   1,800     14,714
#   Asahi Co., Ltd.                                            6,500     83,121
    Asahi Diamond Industrial Co., Ltd.                        17,500    216,180
    Asahi Glass Co., Ltd.                                     57,400  2,527,632
    Asahi Group Holdings, Ltd.                                17,500    884,143
    Asahi Holdings, Inc.                                       4,200     83,386
    Asahi Intecc Co., Ltd.                                    12,200    468,687
    Asahi Kasei Corp.                                        203,000  2,663,358
    Asahi Kogyosha Co., Ltd.                                   1,100     33,858
    Asahi Net, Inc.                                            3,700     18,150
    Asahi Yukizai Corp.                                        5,200     97,101
    Asante, Inc.                                               1,900     31,171
    Asanuma Corp.                                             25,000     89,466
    Ashimori Industry Co., Ltd.                                1,900     50,315
    Asia Pile Holdings Corp.                                   9,800     63,981
#   Asics Corp.                                               41,800    690,140
    ASKA Pharmaceutical Co., Ltd.                              3,700     71,717
#   ASKUL Corp.                                                3,600    120,351
*   Asrapport Dining Co., Ltd.                                 2,800     12,562
    Astellas Pharma, Inc.                                     88,200  1,159,937
    Asti Corp.                                                   800     36,002
#   Asukanet Co., Ltd.                                         1,500     22,185
    Asunaro Aoki Construction Co., Ltd.                        4,000     36,451
    Ateam, Inc.                                                2,400     60,371
    Atom Corp.                                                22,300    196,207
    Atsugi Co., Ltd.                                           5,400     61,908
    Autobacs Seven Co., Ltd.                                  12,700    254,251
    Avex, Inc.                                                10,100    150,871
    Awa Bank, Ltd. (The)                                      64,000    408,102
    Axell Corp.                                                2,300     18,376
    Axial Retailing, Inc.                                      5,600    229,484
    Azbil Corp.                                               10,400    484,720
    Bandai Namco Holdings, Inc.                               19,400    634,874
    Bando Chemical Industries, Ltd.                           12,900    153,019
    Bank of Iwate, Ltd. (The)                                  5,600    229,148
    Bank of Kochi, Ltd. (The)                                  2,200     27,744
    Bank of Kyoto, Ltd. (The)                                 12,800    721,198

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
#   Bank of Nagoya, Ltd. (The)                                 5,100 $  196,613
    Bank of Okinawa, Ltd. (The)                                7,600    306,725
    Bank of Saga, Ltd. (The)                                   5,400    125,857
    Bank of the Ryukyus, Ltd.                                  4,300     67,118
    Bank of Toyama, Ltd. (The)                                   300     11,219
#   Baroque Japan, Ltd.                                        6,300     57,717
    BayCurrent Consulting, Inc.                                1,000     31,717
    Beenos, Inc.                                               1,100     18,994
    Belc Co., Ltd.                                             4,300    247,876
    Bell System24 Holdings, Inc.                              14,300    206,294
    Belluna Co., Ltd.                                         11,800    145,263
    Benefit One, Inc.                                          8,800    222,354
    Benesse Holdings, Inc.                                     9,500    357,964
    Bic Camera, Inc.                                          35,800    552,350
    Biofermin Pharmaceutical Co., Ltd.                           400     10,728
    BML, Inc.                                                  9,500    256,236
    Bookoff Corp.                                              3,100     23,649
    Bourbon Corp.                                                700     20,813
    BP Castrol K.K.                                            2,900     54,897
    Bridgestone Corp.                                         55,300  2,698,973
#   Broadband Tower, Inc.                                     19,900     36,552
    Broadleaf Co., Ltd.                                       13,200    135,447
    BRONCO BILLY Co., Ltd.                                     2,200     70,682
    Brother Industries, Ltd.                                  51,500  1,322,978
    Bunka Shutter Co., Ltd.                                   20,500    189,322
    CAC Holdings Corp.                                         5,100     50,056
    Calbee, Inc.                                              11,400    402,783
    Can Do Co., Ltd.                                           5,700     91,939
    Canon Electronics, Inc.                                    6,800    177,151
    Canon Marketing Japan, Inc.                               12,200    335,979
    Canon, Inc.                                               48,600  1,939,139
    Canon, Inc. Sponsored ADR                                  1,500     60,330
    Capcom Co., Ltd.                                          17,400    665,622
    Career Co., Ltd.                                           1,000     35,621
#   Carlit Holdings Co., Ltd.                                  5,300     62,019
    Casio Computer Co., Ltd.                                  47,000    715,708
    Cawachi, Ltd.                                              6,000    146,153
    CDS Co., Ltd.                                              1,800     22,010
    Central Automotive Products, Ltd.                          3,900     62,564
    Central Glass Co., Ltd.                                    9,800    219,348
    Central Japan Railway Co.                                  3,700    702,854
#   Central Security Patrols Co., Ltd.                         2,100     50,862
    Central Sports Co., Ltd.                                   2,900    110,190
    Chiba Bank, Ltd. (The)                                    79,000    687,750
    Chiba Kogyo Bank, Ltd. (The)                              18,500     91,365
    Chilled & Frozen Logistics Holdings Co., Ltd.              4,600     68,032
    CHIMNEY Co., Ltd.                                          1,200     31,857
    Chino Corp.                                                  800     12,397
    Chiyoda Co., Ltd.                                          5,000    124,075
    Chiyoda Corp.                                             46,000    437,573
    Chiyoda Integre Co., Ltd.                                  4,600    110,246
#   Chofu Seisakusho Co., Ltd.                                 7,500    175,240
    Chori Co., Ltd.                                            3,000     54,004

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Chubu Electric Power Co., Inc.                            34,900 $  439,809
    Chubu Shiryo Co., Ltd.                                     8,300    178,912
    Chudenko Corp.                                            11,100    322,122
    Chuetsu Pulp & Paper Co., Ltd.                             3,100     57,018
    Chugai Pharmaceutical Co., Ltd.                            2,500    132,130
    Chugai Ro Co., Ltd.                                        2,500     62,160
    Chugoku Bank, Ltd. (The)                                  40,000    527,259
    Chugoku Electric Power Co., Inc. (The)                    37,000    409,879
    Chugoku Marine Paints, Ltd.                               20,300    177,026
    Chukyo Bank, Ltd. (The)                                    4,300     91,504
    Chuo Spring Co., Ltd.                                        600     20,366
    CI Takiron Corp.                                          15,000    108,100
    Ci:z Holdings Co., Ltd.                                    7,800    416,035
    Citizen Watch Co., Ltd.                                   99,200    762,188
    CK-San-Etsu Co., Ltd.                                      1,000     43,048
    CKD Corp.                                                 13,500    366,509
    Clarion Co., Ltd.                                         56,000    205,873
    Cleanup Corp.                                              8,000     63,829
    CMIC Holdings Co., Ltd.                                    4,500     86,127
    CMK Corp.                                                 16,400    161,190
    Coca-Cola Bottlers Japan Holdings, Inc.                   19,350    685,496
    Coco's Japan Co., Ltd.                                     1,600     33,198
    Cocokara fine, Inc.                                        4,100    245,580
#   COLOPL, Inc.                                              20,600    180,378
    Colowide Co., Ltd.                                        15,100    303,707
    Computer Engineering & Consulting, Ltd.                    4,200    122,815
    COMSYS Holdings Corp.                                     19,500    545,393
    Comture Corp.                                              3,900    127,915
    Concordia Financial Group, Ltd.                          187,917  1,145,865
    CONEXIO Corp.                                              4,400     97,796
#   Core Corp.                                                 1,800     23,418
    Corona Corp.                                               5,900     74,654
    Cosel Co., Ltd.                                            4,900     82,901
    Cosmo Energy Holdings Co., Ltd.                           26,100  1,027,597
    Cosmos Initia Co., Ltd.                                    5,600     48,361
    Cosmos Pharmaceutical Corp.                                1,000    178,814
    Cota Co., Ltd.                                             1,300     21,458
    CRE, Inc.                                                  2,500     37,843
#   Create Medic Co., Ltd.                                     1,300     15,173
#   Create Restaurants Holdings, Inc.                         10,900    120,856
    Create SD Holdings Co., Ltd.                               6,600    160,614
    Credit Saison Co., Ltd.                                   38,200    697,921
#   Creek & River Co., Ltd.                                    4,300     43,127
    Cresco, Ltd.                                                 900     36,047
#   CROOZ, Inc.                                                1,700     41,536
    CTI Engineering Co., Ltd.                                  4,900     54,396
#   CTS Co., Ltd.                                              2,000     16,142
    CyberAgent, Inc.                                          16,500    717,514
#*  CYBERDYNE, Inc.                                            2,900     50,262
*   Cyberstep, Inc.                                              900     31,986
    Cybozu, Inc.                                               4,900     26,351
    D.A. Consortium Holdings, Inc.                             8,900    196,102
    Dai Nippon Printing Co., Ltd.                             35,000    782,649

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Dai Nippon Toryo Co., Ltd.                                 8,400 $  134,230
    Dai-Dan Co., Ltd.                                          4,900    120,523
    Dai-ichi Life Holdings, Inc.                              79,800  1,682,789
    Dai-ichi Seiko Co., Ltd.                                   2,600     73,359
    Daibiru Corp.                                             18,100    228,868
    Daicel Corp.                                              94,000  1,143,046
    Daido Kogyo Co., Ltd.                                      3,200     53,980
    Daido Metal Co., Ltd.                                     15,000    157,161
    Daido Steel Co., Ltd.                                     12,200    721,653
#   Daidoh, Ltd.                                              10,800     46,131
    Daifuku Co., Ltd.                                         13,700    922,430
    Daihatsu Diesel Manufacturing Co., Ltd.                    5,100     37,974
    Daihen Corp.                                              34,000    324,799
    Daiho Corp.                                               39,000    204,425
    Daiichi Jitsugyo Co., Ltd.                                 3,200     97,523
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                     8,000    108,134
    Daiichi Sankyo Co., Ltd.                                  22,100    741,980
    Daiichikosho Co., Ltd.                                     8,600    469,769
    Daiken Corp.                                               5,500    144,374
#   Daiken Medical Co., Ltd.                                   4,500     32,664
    Daiki Aluminium Industry Co., Ltd.                        12,000     98,334
    Daiki Axis Co., Ltd.                                       1,300     18,177
    Daikin Industries, Ltd.                                    8,000    965,286
#   Daikoku Denki Co., Ltd.                                    3,000     48,872
    Daikokutenbussan Co., Ltd.                                 2,700    125,627
    Daikyo, Inc.                                              11,900    252,254
    Daikyonishikawa Corp.                                     18,000    294,061
    Dainichi Co., Ltd.                                         4,700     36,739
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    4,600    226,064
#   Daio Paper Corp.                                          32,500    444,659
    Daiohs Corp.                                               1,300     16,742
    Daisan Bank, Ltd. (The)                                    5,700     89,846
    Daiseki Co., Ltd.                                          6,600    198,100
#   Daiseki Eco. Solution Co., Ltd.                            1,200     13,781
    Daishi Bank, Ltd. (The)                                   10,500    498,414
    Daishinku Corp.                                            2,600     40,241
    Daisue Construction Co., Ltd.                              4,200     43,379
    Daito Pharmaceutical Co., Ltd.                             4,750    159,486
    Daito Trust Construction Co., Ltd.                         3,400    595,897
    Daitron Co., Ltd.                                          2,200     48,144
    Daiwa House Industry Co., Ltd.                            31,900  1,263,513
    Daiwa Industries, Ltd.                                    11,300    135,644
    Daiwa Securities Group, Inc.                             178,000  1,281,339
    Daiwabo Holdings Co., Ltd.                                 7,000    312,051
    Daiyu Lic Holdings Co., Ltd.                               4,700     62,981
#   DCM Holdings Co., Ltd.                                    33,700    333,962
    DD Holdings Co., Ltd.                                        600     22,527
    Dear Life Co., Ltd.                                        3,800     23,378
    Dena Co., Ltd.                                            21,500    466,957
    Denka Co., Ltd.                                           28,000  1,119,118
    Denki Kogyo Co., Ltd.                                      3,900    110,725
    Densan System Co., Ltd.                                    2,000     37,774
    Denso Corp.                                               19,900  1,251,029

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Dentsu, Inc.                                              27,200 $1,220,448
    Denyo Co., Ltd.                                            5,100     86,021
#   Descente, Ltd.                                            10,700    195,036
    Designone Japan, Inc.                                      1,500     17,486
    Dexerials Corp.                                           19,800    276,157
#   DIC Corp.                                                 38,800  1,535,377
    Digital Arts, Inc.                                         2,100     78,133
#   Dip Corp.                                                  7,800    249,026
    Disco Corp.                                                3,100    731,094
    DKS Co., Ltd.                                             17,000    138,960
    DMG Mori Co., Ltd.                                        40,100    918,221
    Don Quijote Holdings Co., Ltd.                             6,700    371,221
    Doshisha Co., Ltd.                                         4,900    115,172
    Doutor Nichires Holdings Co., Ltd.                         7,100    168,667
    Dowa Holdings Co., Ltd.                                   21,900    912,817
*   Drecom Co., Ltd.                                           2,600     29,965
    DTS Corp.                                                  8,400    307,346
    Duskin Co., Ltd.                                          13,700    355,938
    Dvx, Inc.                                                  3,100     38,413
    DyDo Group Holdings, Inc.                                  3,600    206,015
#   Dynic Corp.                                                3,300     34,499
    E-Guardian, Inc.                                           2,300     57,874
    Eagle Industry Co., Ltd.                                  11,300    224,377
#   Earth Chemical Co., Ltd.                                   3,200    167,122
    East Japan Railway Co.                                     8,500    848,425
    Ebara Corp.                                               21,600    886,646
    Ebara Jitsugyo Co., Ltd.                                   1,900     33,195
#   Eco's Co., Ltd.                                            3,200     37,475
#   EDION Corp.                                               26,100    333,867
    EF-ON, Inc.                                                5,400     65,350
    eGuarantee, Inc.                                           1,700     61,059
#   Ehime Bank, Ltd. (The)                                    12,600    158,792
    Eidai Co., Ltd.                                            3,000     15,870
    Eighteenth Bank, Ltd. (The)                               36,000     98,345
    Eiken Chemical Co., Ltd.                                   3,600    159,728
    Eisai Co., Ltd.                                            2,300    130,895
    Eizo Corp.                                                 5,100    240,217
#   Elan Corp.                                                 1,800     25,954
    Elecom Co., Ltd.                                           3,400     81,208
    Electric Power Development Co., Ltd.                       7,600    216,644
    Elematec Corp.                                             2,700     66,104
#   EM Systems Co., Ltd.                                       2,600     58,024
    en-japan, Inc.                                             7,900    423,136
    Endo Lighting Corp.                                        4,500     56,277
#*  Eneres Co., Ltd.                                           8,400     47,551
#*  Enigmo, Inc.                                               2,100     23,715
    Enomoto Co., Ltd.                                          2,000     36,061
    Enplas Corp.                                               2,100     79,181
#*  Enshu, Ltd.                                                8,000     15,014
    Ensuiko Sugar Refining Co., Ltd.                           9,000     22,210
    EPS Holdings, Inc.                                        12,500    303,821
    eRex Co., Ltd.                                             9,500     93,994
    ES-Con Japan, Ltd.                                        15,100    101,000

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    ESCRIT, Inc.                                               3,200 $   31,791
*   Escrow Agent Japan Co., Ltd.                               2,800     12,848
    ESPEC Corp.                                                7,400    207,962
    Excel Co., Ltd.                                            2,600     63,926
    Exedy Corp.                                               13,000    456,359
    Ezaki Glico Co., Ltd.                                      5,200    265,354
    F&M Co., Ltd.                                              1,700     17,817
    F-Tech, Inc.                                               4,200     64,224
    F@N Communications, Inc.                                   9,300     75,484
    Faith, Inc.                                                2,200     26,646
    Falco Holdings Co., Ltd.                                   3,000     48,459
    FamilyMart UNY Holdings Co., Ltd.                         11,385    765,680
    FANUC Corp.                                                2,400    651,404
    Fast Retailing Co., Ltd.                                   1,900    850,408
    FCC Co., Ltd.                                             13,600    365,734
#*  FDK Corp.                                                 22,000     51,180
    Feed One Co., Ltd.                                        53,900    126,669
    Fenwal Controls of Japan, Ltd.                               700     11,084
    Ferrotec Holdings Corp.                                   15,900    417,173
#*  FFRI, Inc.                                                   800     30,674
    FIDEA Holdings Co., Ltd.                                  73,900    135,957
    Fields Corp.                                               6,700     74,120
    Financial Products Group Co., Ltd.                        17,000    259,837
#   FINDEX, Inc.                                               5,100     37,555
    First Brothers Co., Ltd.                                   1,700     24,493
    First Juken Co., Ltd.                                      1,800     29,179
#   First-corp, Inc.                                           1,100     16,443
*   FIRSTLOGIC, Inc.                                           1,600     14,592
#   Fixstars Corp.                                               900     52,999
    FJ Next Co., Ltd.                                          5,400     47,538
*   Flight Holdings, Inc.                                      1,700     12,914
    Foster Electric Co., Ltd.                                  8,500    251,750
    FP Corp.                                                   9,200    486,050
    France Bed Holdings Co., Ltd.                              7,200     68,747
#   Freebit Co., Ltd.                                          6,000     59,461
#   Freund Corp.                                               4,300     46,721
    FTGroup Co., Ltd.                                          6,700     62,179
    Fudo Tetra Corp.                                          62,300    106,385
    Fuji Co., Ltd.                                             6,100    128,871
#   Fuji Corp.                                                 3,600     85,060
    Fuji Corp., Ltd.                                          10,100     79,697
    Fuji Die Co., Ltd.                                           700      7,424
    Fuji Electric Co., Ltd.                                  133,000  1,098,066
    Fuji Kyuko Co., Ltd.                                       5,000    148,213
    Fuji Machine Manufacturing Co., Ltd.                      14,600    308,922
    Fuji Media Holdings, Inc.                                 11,200    184,016
    Fuji Oil Co., Ltd.                                        23,400    122,305
    Fuji Oil Holdings, Inc.                                   15,300    466,874
    Fuji Pharma Co., Ltd.                                      2,000     75,258
    Fuji Seal International, Inc.                             15,600    542,685
    Fuji Soft, Inc.                                            6,800    234,150
    Fujibo Holdings, Inc.                                      4,500    167,565
    Fujicco Co., Ltd.                                          4,800    103,194

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp.                                   29,500 $1,137,134
    Fujikura Kasei Co., Ltd.                                   8,400     53,817
    Fujikura Rubber, Ltd.                                      8,600     72,282
    Fujikura, Ltd.                                           116,800  1,148,381
    Fujimi, Inc.                                               6,500    155,697
    Fujimori Kogyo Co., Ltd.                                   6,000    215,707
    Fujio Food System Co., Ltd.                                1,000     18,601
#   Fujisash Co., Ltd.                                        35,600     33,287
    Fujishoji Co., Ltd.                                        2,000     22,971
#   Fujita Kanko, Inc.                                         3,400    107,126
    Fujitec Co., Ltd.                                         16,000    220,792
    Fujitsu Frontech, Ltd.                                     4,400     75,160
    Fujitsu General, Ltd.                                     28,500    564,140
    Fujitsu, Ltd.                                            279,000  2,060,026
    Fujiya Co., Ltd.                                           2,100     49,097
    FuKoKu Co., Ltd.                                           3,400     34,239
    Fukuda Corp.                                               1,900    114,353
    Fukuda Denshi Co., Ltd.                                      700     53,182
    Fukui Bank, Ltd. (The)                                     8,200    199,766
#   Fukui Computer Holdings, Inc.                              2,100     59,498
    Fukuoka Financial Group, Inc.                            143,000    832,093
    Fukushima Bank, Ltd. (The)                                 9,200     74,449
    Fukushima Industries Corp.                                 4,300    193,521
    Fukuyama Transporting Co., Ltd.                           10,600    409,330
    FULLCAST Holdings Co., Ltd.                                5,100    120,432
#   Fumakilla, Ltd.                                            4,000     89,457
#   Funai Electric Co., Ltd.                                   8,500     64,669
    Funai Soken Holdings, Inc.                                 6,870    163,362
#   Furukawa Battery Co., Ltd. (The)                           4,000     41,207
    Furukawa Co., Ltd.                                         9,700    220,998
    Furukawa Electric Co., Ltd.                               25,100  1,379,763
    Furuno Electric Co., Ltd.                                 10,200     76,873
    Furusato Industries, Ltd.                                  2,600     43,840
    Furyu Corp.                                                6,900     70,593
#   Fuso Chemical Co., Ltd.                                    6,000    172,787
    Fuso Pharmaceutical Industries, Ltd.                       2,600     67,607
    Futaba Corp.                                              11,900    265,315
    Futaba Industrial Co., Ltd.                               23,800    228,542
    Future Corp.                                              10,500    113,676
    Fuyo General Lease Co., Ltd.                               7,700    566,346
    G-7 Holdings, Inc.                                         2,800     63,274
    G-Tekt Corp.                                               7,100    144,941
    Gakken Holdings Co., Ltd.                                  1,100     63,019
    Gakkyusha Co., Ltd.                                        2,100     32,238
    GCA Corp.                                                  5,600     58,598
    Gecoss Corp.                                               4,900     55,872
    Genki Sushi Co., Ltd.                                        800     24,605
#*  Genky DrugStores Co., Ltd.                                 2,000     67,795
#   Geo Holdings Corp.                                        14,000    285,075
    Geostr Corp.                                               7,300     53,260
    Gfoot Co., Ltd.                                            4,800     34,873
    Giken, Ltd.                                                4,600    128,834
    GL Sciences, Inc.                                          1,100     22,041

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Global, Ltd. (The)                                         1,600 $   14,924
#   GLOBERIDE, Inc.                                            3,700     87,578
    Glory, Ltd.                                               13,000    509,335
#   GMO Cloud K.K.                                               600     12,741
#   GMO Financial Holdings, Inc.                               7,700     50,326
#   GMO internet, Inc.                                        21,100    386,573
    GMO Payment Gateway, Inc.                                  2,900    255,167
    Godo Steel, Ltd.                                           3,600     74,071
#   Gokurakuyu Holdings Co., Ltd.                              8,800     58,812
    Goldcrest Co., Ltd.                                        6,600    146,346
#   Goldwin, Inc.                                                400     41,324
    Golf Digest Online, Inc.                                   6,700     75,060
    Grandy House Corp.                                         4,200     21,936
    Gree, Inc.                                                11,100     72,191
    GS Yuasa Corp.                                           151,000    813,792
#   GSI Creos Corp.                                            1,800     26,534
    Gun-Ei Chemical Industry Co., Ltd.                         1,800     65,203
    GungHo Online Entertainment, Inc.                         68,400    197,235
    Gunma Bank, Ltd. (The)                                    97,000    586,999
*   Gunosy, Inc.                                               2,400     65,429
    Gunze, Ltd.                                                4,400    273,286
#   Gurunavi, Inc.                                             7,600     95,063
    H-One Co., Ltd.                                            6,100     88,442
    H2O Retailing Corp.                                       24,000    486,764
    HABA Laboratories, Inc.                                      900     47,964
    Hachijuni Bank, Ltd. (The)                                94,700    563,102
    Hagihara Industries, Inc.                                  4,000     74,326
    Hagiwara Electric Co., Ltd.                                2,500     85,268
    Hakudo Co., Ltd.                                             500     11,596
    Hakuhodo DY Holdings, Inc.                                23,700    356,845
    Hakuto Co., Ltd.                                           6,400    115,279
    Hakuyosha Co., Ltd.                                          300     11,221
    Halows Co., Ltd.                                           2,400     55,869
    Hamakyorex Co., Ltd.                                       6,900    238,550
    Hamamatsu Photonics K.K.                                   4,300    159,553
    Hamee Corp.                                                1,400     27,969
    Handsman Co., Ltd.                                           800     11,619
#   Haneda Zenith Holdings Co., Ltd.                          12,700     50,492
    Hankyu Hanshin Holdings, Inc.                             33,400  1,349,415
    Hanwa Co., Ltd.                                           11,300    551,298
    Happinet Corp.                                             4,400     80,735
    Harada Industry Co., Ltd.                                  4,800     53,660
    Hard Off Corp. Co., Ltd.                                   3,100     33,553
    Harima Chemicals Group, Inc.                               6,100     49,743
#   Harmonic Drive Systems, Inc.                               3,600    247,925
    Haruyama Holdings, Inc.                                    2,200     22,071
    Haseko Corp.                                              48,100    752,193
    Havix Corp.                                                  900      9,239
    Hayashikane Sangyo Co., Ltd.                               2,900     23,827
    Hazama Ando Corp.                                         76,200    626,960
    Hearts United Group Co., Ltd.                              2,600     45,060
    Heiwa Corp.                                               19,800    396,842
    Heiwa Real Estate Co., Ltd.                               11,600    228,748

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Heiwado Co., Ltd.                                         11,400 $  249,662
    Helios Techno Holdings Co., Ltd.                           6,500     67,906
    HI-LEX Corp.                                               4,700    120,435
#   Hibino Corp.                                                 600     10,688
    Hibiya Engineering, Ltd.                                   7,600    157,939
    Hiday Hidaka Corp.                                         3,668    116,277
    Hikari Tsushin, Inc.                                       1,300    189,484
    Hino Motors, Ltd.                                         47,800    635,652
    Hinokiya Holdings Co., Ltd.                                  500     12,242
    Hioki EE Corp.                                             2,000     64,668
    Hirakawa Hewtech Corp.                                     4,900     62,564
#   Hiramatsu, Inc.                                           12,700     67,703
    Hirano Tecseed Co., Ltd.                                   5,000    142,005
#   Hirata Corp.                                               1,900    209,910
    Hirose Electric Co., Ltd.                                  1,100    165,625
    Hiroshima Bank, Ltd. (The)                                59,100    496,726
    Hiroshima Gas Co., Ltd.                                    9,300     32,051
    HIS Co., Ltd.                                             13,400    485,422
    Hisaka Works, Ltd.                                         8,600     89,728
    Hisamitsu Pharmaceutical Co., Inc.                         2,400    164,487
    Hitachi Capital Corp.                                     27,700    765,039
    Hitachi Chemical Co., Ltd.                                19,400    496,962
    Hitachi Construction Machinery Co., Ltd.                  20,000    899,591
    Hitachi High-Technologies Corp.                           12,400    585,482
    Hitachi Kokusai Electric, Inc.                            11,600    331,177
    Hitachi Metals, Ltd.                                      37,300    508,957
    Hitachi Transport System, Ltd.                            16,900    439,324
    Hitachi Zosen Corp.                                       62,500    339,528
    Hitachi, Ltd.                                            678,000  5,410,299
    Hitachi, Ltd. ADR                                          2,000    164,420
#   Hito Communications, Inc.                                  2,200     44,109
    Hochiki Corp.                                              5,800    129,084
#   Hodogaya Chemical Co., Ltd.                                1,100     60,519
    Hogy Medical Co., Ltd.                                     2,800    212,359
    Hokkaido Electric Power Co., Inc.                         42,800    279,164
    Hokkaido Gas Co., Ltd.                                    12,000     32,762
    Hokko Chemical Industry Co., Ltd.                          8,500     62,126
    Hokkoku Bank, Ltd. (The)                                   8,600    363,651
    Hokuetsu Bank, Ltd. (The)                                  7,500    172,559
    Hokuetsu Industries Co., Ltd.                              7,400     81,547
    Hokuetsu Kishu Paper Co., Ltd.                            48,300    317,380
    Hokuhoku Financial Group, Inc.                            40,000    601,621
    Hokuriku Electric Industry Co., Ltd.                       1,400     24,302
#   Hokuriku Electric Power Co.                               38,100    311,783
    Hokuriku Electrical Construction Co., Ltd.                 3,500     35,936
    Hokuto Corp.                                               6,400    118,337
    Honda Motor Co., Ltd.                                    259,300  9,144,410
    Honda Motor Co., Ltd. Sponsored ADR                       10,600    374,074
    Honda Tsushin Kogyo Co., Ltd.                              4,000     47,910
    Honeys Holdings Co., Ltd.                                  6,900     71,595
    Honshu Chemical Industry Co., Ltd.                         1,800     24,023
#   Hoosiers Holdings                                         10,700     76,402
    Horiba, Ltd.                                               8,800    567,662

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Hoshizaki Corp.                                            2,200 $  208,715
    Hosiden Corp.                                             14,600    242,919
    Hosokawa Micron Corp.                                      2,000    145,919
#   Hotland Co., Ltd.                                          2,600     33,481
    House Foods Group, Inc.                                   13,200    459,943
#   Howa Machinery, Ltd.                                       6,900     96,264
    Hoya Corp.                                                13,100    672,855
    Hulic Co., Ltd.                                           12,400    157,647
    Hyakugo Bank, Ltd. (The)                                  90,500    457,575
    Hyakujushi Bank, Ltd. (The)                               87,000    306,337
    I K K, Inc.                                                5,600     41,130
    I-Net Corp.                                                3,910     59,908
    I-O Data Device, Inc.                                      4,300     44,457
    Ibiden Co., Ltd.                                          36,700    572,094
    IBJ Leasing Co., Ltd.                                     11,800    310,281
    IBJ, Inc.                                                  3,200     30,352
    Ichibanya Co., Ltd.                                        2,098     86,222
    Ichigo, Inc.                                              49,900    207,061
    Ichiken Co., Ltd.                                          2,600     57,720
    Ichikoh Industries, Ltd.                                  23,000    215,943
    Ichimasa Kamaboko Co., Ltd.                                3,500     40,744
    Ichinen Holdings Co., Ltd.                                 8,100    131,949
    Ichiyoshi Securities Co., Ltd.                            10,600    137,274
    Icom, Inc.                                                 3,300     78,310
    Idec Corp.                                                 3,600    105,364
    Idemitsu Kosan Co., Ltd.                                  37,200  1,396,435
    IDOM, Inc.                                                22,900    160,158
    Ihara Science Corp.                                        1,700     39,076
    IHI Corp.                                                 32,900  1,105,070
    Iida Group Holdings Co., Ltd.                             25,300    502,088
    Iino Kaiun Kaisha, Ltd.                                   32,700    186,504
    IJT Technology Holdings Co., Ltd.                          7,000     67,812
    Ikegami Tsushinki Co., Ltd.                               31,000     50,387
    Imagica Robot Holdings, Inc.                               7,200     86,086
    Imasen Electric Industrial                                 5,900     70,887
    Inaba Denki Sangyo Co., Ltd.                               7,800    368,058
    Inaba Seisakusho Co., Ltd.                                 3,800     47,751
    Inabata & Co., Ltd.                                       17,000    258,397
    Inageya Co., Ltd.                                          5,100     85,831
    Ines Corp.                                                 1,800     18,963
    Infocom Corp.                                              6,600    146,716
#   Infomart Corp.                                            22,500    159,320
    Information Development Co.                                3,000     38,412
    Information Services International-Dentsu, Ltd.            4,900    122,475
#   Innotech Corp.                                             8,200     80,365
    Inpex Corp.                                               88,200  1,150,263
    Intage Holdings, Inc.                                     15,000    191,847
    Intellex Co., Ltd.                                         1,100     12,601
    Intelligent Wave, Inc.                                     1,600     10,904
    Internet Initiative Japan, Inc.                           12,200    265,528
    Inui Global Logistics Co., Ltd.                            5,100     38,215
    Investors Cloud Co., Ltd.                                  6,000     93,428
    Iriso Electronics Co., Ltd.                                6,400    406,132

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Ise Chemical Corp.                                         3,000 $   18,744
    Iseki & Co., Ltd.                                          7,400    192,704
    Isetan Mitsukoshi Holdings, Ltd.                          48,700    585,054
    Ishihara Chemical Co., Ltd.                                1,600     34,093
*   Ishihara Sangyo Kaisha, Ltd.                              13,100    248,376
    Ishizuka Glass Co., Ltd.                                     600     15,858
#   Isolite Insulating Products Co., Ltd.                      4,700     57,241
    Istyle, Inc.                                               9,400     94,932
    Isuzu Motors, Ltd.                                       105,800  1,791,618
*   ITbook Co., Ltd.                                           4,600     26,165
    Itfor, Inc.                                                5,200     42,087
    Ito En, Ltd.                                              11,100    459,533
    ITOCHU Corp.                                              63,100  1,241,599
    Itochu Enex Co., Ltd.                                     21,900    205,152
    Itochu Techno-Solutions Corp.                              6,100    268,832
    Itochu-Shokuhin Co., Ltd.                                  1,600     95,792
    Itoham Yonekyu Holdings, Inc.                             34,500    316,973
    Itoki Corp.                                               15,400    108,267
*   Itokuro, Inc.                                                600     39,022
#   Ivy Cosmetics Corp.                                          300     14,597
    IwaiCosmo Holdings, Inc.                                   7,900    109,823
#   Iwaki & Co., Ltd.                                         11,000     48,956
    Iwasaki Electric Co., Ltd.                                 1,700     26,016
    Iwatani Corp.                                             16,100    557,040
    Iwatsu Electric Co., Ltd.                                  4,300     33,249
    Iyo Bank, Ltd. (The)                                      61,900    511,072
    Izumi Co., Ltd.                                            5,200    330,367
    J Front Retailing Co., Ltd.                               47,900    880,419
#   J Trust Co., Ltd.                                         20,300    140,025
    J-Oil Mills, Inc.                                          3,900    140,209
    JAC Recruitment Co., Ltd.                                  4,600     96,839
    Jaccs Co., Ltd.                                            9,200    237,292
    Jafco Co., Ltd.                                           12,700    722,792
#   Jalux, Inc.                                                3,200     88,692
#   Jamco Corp.                                                3,900     99,808
    Janome Sewing Machine Co., Ltd.                            7,000     53,106
    Japan Airlines Co., Ltd.                                  21,700    819,989
    Japan Airport Terminal Co., Ltd.                           3,300    128,204
    Japan Asia Group, Ltd.                                     8,500     39,274
*   Japan Asia Investment Co., Ltd.                            9,000     33,389
#*  Japan Asset Marketing Co., Ltd.                           50,200     61,211
    Japan Aviation Electronics Industry, Ltd.                 23,000    386,654
    Japan Cash Machine Co., Ltd.                               5,700     61,863
#*  Japan Display, Inc.                                      148,500    323,144
*   Japan Drilling Co., Ltd.                                   2,700     79,316
    Japan Exchange Group, Inc.                                42,800    772,870
    Japan Foundation Engineering Co., Ltd.                     8,700     32,397
    Japan Investment Adviser Co., Ltd.                         1,900     65,114
    Japan Lifeline Co., Ltd.                                  11,400    288,931
    Japan Material Co., Ltd.                                   4,000    157,323
#   Japan Meat Co., Ltd.                                       2,100     36,150
#   Japan Medical Dynamic Marketing, Inc.                      7,100     59,285
    Japan Oil Transportation Co., Ltd.                         1,100     35,362

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Japan Petroleum Exploration Co., Ltd.                      7,400 $  204,644
    Japan Property Management Center Co., Ltd.                 3,600     57,981
    Japan Pulp & Paper Co., Ltd.                               3,600    140,093
    Japan Securities Finance Co., Ltd.                        39,500    236,666
    Japan Steel Works, Ltd. (The)                             21,300    667,991
    Japan Tobacco, Inc.                                       51,900  1,719,954
    Japan Transcity Corp.                                     12,000     52,280
    Japan Wool Textile Co., Ltd. (The)                        16,100    173,739
    Jastec Co., Ltd.                                           2,800     33,726
    JBCC Holdings, Inc.                                        6,700     73,386
    JCU Corp.                                                  3,800    183,012
    Jeol, Ltd.                                                11,000     66,206
    JFE Holdings, Inc.                                        68,600  1,630,926
#   JGC Corp.                                                 24,900    541,162
#*  JIG-SAW, Inc.                                                800     40,554
    Jimoto Holdings, Inc.                                     46,300     80,445
    JINS, Inc.                                                 3,600    164,728
    JK Holdings Co., Ltd.                                      4,900     41,803
    JMS Co., Ltd.                                              4,500     25,924
    Joban Kosan Co., Ltd.                                      2,000     33,922
    Joshin Denki Co., Ltd.                                     4,700    152,260
    Joyful Honda Co., Ltd.                                     6,800    226,907
#   JP-Holdings, Inc.                                         15,500     45,932
    JSP Corp.                                                  4,700    156,829
    JSR Corp.                                                 28,500    677,447
    JTEKT Corp.                                               49,700    892,408
    Juki Corp.                                                13,300    253,689
    Juroku Bank, Ltd. (The)                                   11,400    332,562
    Justsystems Corp.                                          6,400    123,948
    JVC Kenwood Corp.                                         44,800    173,620
    JXTG Holdings, Inc.                                      542,600  3,612,414
    K&O Energy Group, Inc.                                     4,200     68,185
#   K's Holdings Corp.                                        28,800    804,459
    kabu.com Securities Co., Ltd.                             49,100    176,543
*   Kadokawa Dwango                                           20,800    262,422
    Kadoya Sesame Mills, Inc.                                    300     20,333
    Kaga Electronics Co., Ltd.                                 6,700    184,719
    Kagome Co., Ltd.                                           5,600    209,162
    Kajima Corp.                                             142,000  1,409,788
#   Kakaku.com, Inc.                                          19,300    339,093
    Kaken Pharmaceutical Co., Ltd.                             9,400    492,566
    Kakiyasu Honten Co., Ltd.                                  2,100     65,263
#   Kameda Seika Co., Ltd.                                     4,500    218,235
    Kamei Corp.                                                9,400    153,424
    Kamigumi Co., Ltd.                                        23,700    521,626
    Kanaden Corp.                                              6,900     94,381
    Kanagawa Chuo Kotsu Co., Ltd.                              1,000     33,851
    Kanamoto Co., Ltd.                                        13,100    405,126
    Kandenko Co., Ltd.                                        35,200    388,588
    Kaneka Corp.                                              80,000    744,684
    Kaneko Seeds Co., Ltd.                                     3,200     48,015
    Kanematsu Corp.                                           29,400    402,280
    Kanematsu Electronics, Ltd.                                3,900    115,445

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kansai Electric Power Co., Inc. (The)                     37,400 $  466,030
    Kansai Paint Co., Ltd.                                     7,000    173,144
    Kansai Super Market, Ltd.                                  3,900     43,008
#   Kansai Urban Banking Corp.                                10,700    139,310
#   Kanto Denka Kogyo Co., Ltd.                               20,600    243,173
    Kao Corp.                                                 16,700  1,160,460
    Kasai Kogyo Co., Ltd.                                     10,200    164,288
#   Katakura Industries Co., Ltd.                              7,600     98,691
    Kato Sangyo Co., Ltd.                                      6,700    239,835
    Kato Works Co., Ltd.                                       1,600     50,735
    KAWADA TECHNOLOGIES, Inc.                                  1,500     84,379
#   Kawagishi Bridge Works Co., Ltd.                           3,000     33,446
    Kawai Musical Instruments Manufacturing Co., Ltd.          2,200     68,288
    Kawasaki Heavy Industries, Ltd.                           26,800  1,109,727
#*  Kawasaki Kisen Kaisha, Ltd.                               21,174    563,129
    Kawasumi Laboratories, Inc.                                3,600     29,346
    KDDI Corp.                                               103,100  2,616,501
    Keihan Holdings Co., Ltd.                                 21,700    687,927
    Keihanshin Building Co., Ltd.                             13,600    112,518
    Keihin Co., Ltd.                                           1,500     23,720
    Keihin Corp.                                              18,100    377,355
    Keikyu Corp.                                              12,400    245,074
    Keio Corp.                                                 5,300    252,366
    Keisei Electric Railway Co., Ltd.                          8,999    305,596
    Keiyo Bank, Ltd. (The)                                    84,000    403,869
    Keiyo Co., Ltd.                                           14,400     89,001
    KEL Corp.                                                  1,800     26,914
    Kenko Mayonnaise Co., Ltd.                                 4,700    172,231
    Kewpie Corp.                                              30,300    866,891
    Key Coffee, Inc.                                           3,600     70,273
    Keyence Corp.                                              2,500  1,527,768
    KFC Holdings Japan, Ltd.                                   5,600    103,035
    KFC, Ltd.                                                    700     13,678
    KH Neochem Co., Ltd.                                       1,200     35,068
    Ki-Star Real Estate Co., Ltd.                              2,400     67,445
    Kikkoman Corp.                                             3,700    153,624
    Kimoto Co., Ltd.                                          17,300     65,804
    Kimura Chemical Plants Co., Ltd.                           5,900     31,523
    Kinden Corp.                                              29,400    492,050
    King Co., Ltd.                                             2,100     12,084
    King Jim Co., Ltd.                                         4,200     38,518
#*  Kinki Sharyo Co., Ltd. (The)                               1,800     50,966
*   Kintetsu Department Store Co., Ltd.                        1,700     61,482
    Kintetsu Group Holdings Co., Ltd.                          9,300    368,224
    Kintetsu World Express, Inc.                              14,800    326,539
    Kirin Holdings Co., Ltd.                                  29,900    748,999
#   Kirindo Holdings Co., Ltd.                                 2,400     42,488
    Kissei Pharmaceutical Co., Ltd.                           10,000    282,446
    Kita-Nippon Bank, Ltd. (The)                               2,900     82,641
    Kitagawa Iron Works Co., Ltd.                              4,000    114,154
    Kitano Construction Corp.                                 16,000     61,388
    Kito Corp.                                                 8,300    140,864
    Kitz Corp.                                                22,900    198,184

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The)                                     22,500 $  375,821
#   KLab, Inc.                                                16,600    287,673
*   KNT-CT Holdings Co., Ltd.                                  3,300     53,232
    Koa Corp.                                                  9,900    240,880
    Koatsu Gas Kogyo Co., Ltd.                                 9,300     78,563
    Kobayashi Metals, Ltd.                                     3,100     10,834
    Kobayashi Pharmaceutical Co., Ltd.                         2,400    158,970
#   Kobe Bussan Co., Ltd.                                      3,000    124,173
*   Kobe Electric Railway Co., Ltd.                            1,500     54,703
*   Kobe Steel, Ltd.                                          87,100    906,925
    Kohnan Shoji Co., Ltd.                                     2,200     55,426
    Kohsoku Corp.                                              3,600     44,602
    Koito Manufacturing Co., Ltd.                              7,700    543,913
*   Kojima Co., Ltd.                                          14,700     49,461
    Kokusai Co., Ltd.                                          1,000     10,091
    Kokuyo Co., Ltd.                                          28,200    524,154
    KOMAIHALTEC, Inc.                                          1,900     47,247
    Komatsu Seiren Co., Ltd.                                  12,500    103,448
    Komatsu Wall Industry Co., Ltd.                            2,000     45,568
    Komatsu, Ltd.                                             41,600  1,634,983
    KOMEDA Holdings Co., Ltd.                                  2,400     46,116
    Komehyo Co., Ltd.                                          3,200     57,552
    Komeri Co., Ltd.                                          11,200    323,032
    Komori Corp.                                              19,000    252,768
    Konaka Co., Ltd.                                           9,600     55,457
    Konami Holdings Corp.                                     10,500    605,048
    Kondotec, Inc.                                             4,600     44,742
    Konica Minolta, Inc.                                      88,800    888,905
    Konishi Co., Ltd.                                          9,300    169,796
    Konoike Transport Co., Ltd.                                9,600    175,167
#   Konoshima Chemical Co., Ltd.                               3,900     43,319
*   Kosaido Co., Ltd.                                          8,600     38,492
    Kose Corp.                                                 2,100    362,668
#   Kosei Securities Co., Ltd. (The)                           3,000     42,477
    Koshidaka Holdings Co., Ltd.                               2,700    149,808
    Kotobuki Spirits Co., Ltd.                                 4,300    262,245
#   Kourakuen Holdings Corp.                                   2,000     33,588
    Krosaki Harima Corp.                                       2,100     88,904
#   KRS Corp.                                                  2,700     69,375
    KU Holdings Co., Ltd.                                      2,700     29,017
    Kubota Corp.                                              18,000    367,875
    Kubota Corp. Sponsored ADR                                 1,000    102,415
    Kumagai Gumi Co., Ltd.                                    14,000    396,116
    Kumiai Chemical Industry Co., Ltd.                        33,163    214,838
    Kura Corp.                                                 2,600    157,787
    Kurabo Industries, Ltd.                                   66,000    214,032
    Kuraray Co., Ltd.                                         67,100  1,260,358
    Kureha Corp.                                               6,100    439,446
    Kurimoto, Ltd.                                             4,400    100,831
    Kurita Water Industries, Ltd.                             21,900    718,943
    Kuriyama Holdings Corp.                                    3,200     79,217
#   Kusuri no Aoki Holdings Co., Ltd.                          3,100    162,563
    KYB Corp.                                                  7,900    515,204

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kyocera Corp.                                             12,551 $  837,850
    Kyocera Corp. Sponsored ADR                                1,326     89,081
#   Kyoden Co., Ltd.                                           7,200     31,903
    Kyodo Printing Co., Ltd.                                   2,600     82,544
#   Kyoei Steel, Ltd.                                          6,900    125,837
#   Kyokuto Boeki Kaisha, Ltd.                                11,000     50,625
    Kyokuto Kaihatsu Kogyo Co., Ltd.                          11,100    194,327
    Kyokuto Securities Co., Ltd.                               3,500     53,741
#   Kyokuyo Co., Ltd.                                          4,300    163,239
    KYORIN Holdings, Inc.                                     11,400    215,608
    Kyoritsu Maintenance Co., Ltd.                            11,420    471,081
    Kyoritsu Printing Co., Ltd.                               11,300     39,466
    Kyosan Electric Manufacturing Co., Ltd.                   14,000     99,647
    Kyowa Electronics Instruments Co., Ltd.                   12,200     51,285
    Kyowa Exeo Corp.                                          19,800    514,026
    Kyowa Hakko Kirin Co., Ltd.                                6,500    126,806
    Kyowa Leather Cloth Co., Ltd.                              3,500     31,665
    Kyudenko Corp.                                            12,200    560,414
    Kyushu Electric Power Co., Inc.                           21,900    240,758
    Kyushu Financial Group, Inc.                              84,499    507,702
    Kyushu Railway Co.                                         8,100    260,506
    LAC Co., Ltd.                                              2,900     46,342
#   Lacto Japan Co., Ltd.                                      1,700     66,407
#*  Laox Co., Ltd.                                            10,000     57,059
    Lasertec Corp.                                            13,000    465,660
    Lawson, Inc.                                               6,000    406,893
#   LEC, Inc.                                                  5,400    153,386
    Leopalace21 Corp.                                        106,000    880,595
    Life Corp.                                                 6,700    172,657
    LIFULL Co., Ltd.                                          11,000     93,808
    Linical Co., Ltd.                                          2,800     40,973
    Link And Motivation, Inc.                                 11,200     97,434
    Lintec Corp.                                              14,200    406,833
    Lion Corp.                                                17,000    318,983
*   Litalico, Inc.                                               400      7,648
    LIXIL Group Corp.                                         47,400  1,335,666
    Look Holdings, Inc.                                        7,000     24,622
    Luckland Co., Ltd.                                           800     15,961
*   M&A Capital Partners Co., Ltd.                             1,600    125,286
    m-up, Inc.                                                 1,000     11,314
    M3, Inc.                                                  14,100    516,875
    Mabuchi Motor Co., Ltd.                                    7,800    464,121
    Macnica Fuji Electronics Holdings, Inc.                   11,599    321,645
    Maeda Corp.                                               30,000    412,339
    Maeda Kosen Co., Ltd.                                      8,400    157,638
    Maeda Road Construction Co., Ltd.                         18,000    401,810
    Maezawa Kasei Industries Co., Ltd.                         3,200     35,622
    Maezawa Kyuso Industries Co., Ltd.                         3,000     53,358
    Makino Milling Machine Co., Ltd.                          36,000    406,903
    Makita Corp.                                               5,800    274,016
    Mamezou Holdings Co., Ltd.                                 3,900     47,519
    Mandom Corp.                                               6,200    221,427
    Mani, Inc.                                                 3,400    120,307

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Mars Engineering Corp.                                     2,900 $   64,484
    Marubeni Corp.                                           196,600  1,478,619
    Marubun Corp.                                              6,700     71,279
    Marudai Food Co., Ltd.                                    38,000    173,475
    Marufuji Sheet Piling Co., Ltd.                              400     12,908
    Maruha Nichiro Corp.                                      20,300    599,229
    Marui Group Co., Ltd.                                     38,500    703,716
    Maruichi Steel Tube, Ltd.                                 11,000    331,068
    Maruka Machinery Co., Ltd.                                 2,400     55,555
    Marusan Securities Co., Ltd.                              10,200     99,796
    Maruwa Co., Ltd.                                           2,000    179,125
#   Maruwa Unyu Kikan Co., Ltd.                                4,400    161,384
    Maruyama Manufacturing Co., Inc.                             900     16,776
*   Maruzen CHI Holdings Co., Ltd.                             5,300     16,656
    Maruzen Showa Unyu Co., Ltd.                              22,000    102,652
#   Marvelous, Inc.                                            9,500     85,841
    Matsuda Sangyo Co., Ltd.                                   5,600    100,228
    Matsui Construction Co., Ltd.                              8,200     69,359
    Matsui Securities Co., Ltd.                               19,400    184,931
    Matsumotokiyoshi Holdings Co., Ltd.                        8,000    328,695
#   Matsuya Co., Ltd.                                          7,300    104,105
    Matsuya Foods Co., Ltd.                                    4,000    145,059
    Max Co., Ltd.                                              8,900    124,304
    Maxell Holdings, Ltd.                                     13,100    302,649
    Maxvalu Tokai Co., Ltd.                                    2,400     60,625
    Mazda Motor Corp.                                        114,200  1,608,587
    McDonald's Holdings Co. Japan, Ltd.                        3,700    166,606
    MCJ Co., Ltd.                                             14,600    165,768
    Mebuki Financial Group, Inc.                             156,490    714,440
#   MEC Co., Ltd.                                              4,400     92,134
#   Media Do Holdings Co., Ltd.                                1,600     33,152
#*  Medical Data Vision Co., Ltd.                              1,300     27,286
    Medical System Network Co., Ltd.                           8,000     43,528
    Medipal Holdings Corp.                                    22,800    445,060
    Medius Holdings Co., Ltd.                                    400     10,108
#   Megachips Corp.                                            8,700    330,769
    Megmilk Snow Brand Co., Ltd.                              21,300    615,181
    Meidensha Corp.                                           77,000    322,301
    MEIJI Holdings Co., Ltd.                                   4,200    352,260
    Meiji Shipping Co., Ltd.                                   6,900     28,941
    Meiko Electronics Co., Ltd.                               10,000    188,630
    Meiko Network Japan Co., Ltd.                              9,100    110,617
    Meisei Industrial Co., Ltd.                               13,200     95,175
    Meitec Corp.                                               6,400    352,115
    Meito Sangyo Co., Ltd.                                     1,900     27,458
    Meiwa Corp.                                                6,600     30,499
    Meiwa Estate Co., Ltd.                                     6,200     50,511
    Melco Holdings, Inc.                                       3,000    103,973
    Menicon Co., Ltd.                                          9,600    289,647
*   Mercuria Investment Co., Ltd.                                900     12,402
    METAWATER Co., Ltd.                                        2,800     76,958
    Michinoku Bank, Ltd. (The)                                 5,999    101,020
#   Micronics Japan Co., Ltd.                                  3,900     43,828

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Mie Bank, Ltd. (The)                                       3,800 $   84,301
    Mie Kotsu Group Holdings, Inc.                            19,200     84,931
    Mikuni Corp.                                               9,000     64,567
    Milbon Co., Ltd.                                           4,400    146,191
#   Mimaki Engineering Co., Ltd.                               6,000     64,967
    Mimasu Semiconductor Industry Co., Ltd.                    3,900     81,064
#   Minato Bank, Ltd. (The)                                    6,800    129,102
    Minebea Mitsumi, Inc.                                     74,661  1,699,247
    Ministop Co., Ltd.                                         5,400    113,111
    Mipox Corp.                                                1,700     12,854
    Miraca Holdings, Inc.                                     17,700    808,486
#   Miraial Co., Ltd.                                            800     16,483
    Mirait Holdings Corp.                                     21,500    318,656
    Miroku Jyoho Service Co., Ltd.                             4,600    140,974
    Misawa Homes Co., Ltd.                                    10,300     90,522
    MISUMI Group, Inc.                                        16,500    499,560
    Mitani Corp.                                               1,900     91,749
    Mitani Sekisan Co., Ltd.                                   1,400     32,677
    Mito Securities Co., Ltd.                                 23,200     94,157
    Mitsuba Corp.                                             13,300    188,321
    Mitsubishi Chemical Holdings Corp.                       293,600  3,202,089
    Mitsubishi Corp.                                          99,100  2,777,313
    Mitsubishi Electric Corp.                                112,000  2,061,263
    Mitsubishi Estate Co., Ltd.                               75,000  1,442,606
    Mitsubishi Gas Chemical Co., Inc.                         39,500  1,119,659
    Mitsubishi Heavy Industries, Ltd.                         41,300  1,558,453
    Mitsubishi Kakoki Kaisha, Ltd.                             2,100     44,587
    Mitsubishi Logisnext Co., Ltd.                            14,900    142,756
#   Mitsubishi Logistics Corp.                                18,200    478,344
    Mitsubishi Materials Corp.                                32,200  1,198,718
    Mitsubishi Motors Corp.                                   53,900    401,069
*   Mitsubishi Paper Mills, Ltd.                              11,200     73,296
    Mitsubishi Pencil Co., Ltd.                                2,400     53,541
    Mitsubishi Research Institute, Inc.                        2,400     81,452
    Mitsubishi Shokuhin Co., Ltd.                              3,900    116,274
    Mitsubishi Steel Manufacturing Co., Ltd.                   3,900    100,735
    Mitsubishi Tanabe Pharma Corp.                            23,900    486,062
    Mitsubishi UFJ Financial Group, Inc.                     735,500  5,561,386
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        47,200    359,664
    Mitsubishi UFJ Lease & Finance Co., Ltd.                 148,000    959,199
    Mitsuboshi Belting, Ltd.                                  12,000    160,565
    Mitsui & Co., Ltd.                                       104,000  1,829,826
    Mitsui & Co., Ltd. Sponsored ADR                             400    141,800
    Mitsui Chemicals, Inc.                                    40,200  1,267,502
    Mitsui Engineering & Shipbuilding Co., Ltd.               28,900    515,524
    Mitsui Fudosan Co., Ltd.                                  28,700    755,838
#   Mitsui High-Tec, Inc.                                      4,200     81,516
    Mitsui Home Co., Ltd.                                     12,000     78,812
    Mitsui Matsushima Co., Ltd.                                3,800     53,368
    Mitsui Mining & Smelting Co., Ltd.                        26,700  1,499,539
#   Mitsui OSK Lines, Ltd.                                    32,800  1,181,591
    Mitsui Sugar Co., Ltd.                                     4,800    204,549
*   Mitsui-Soko Holdings Co., Ltd.                            42,000    142,194

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Mitsuuroko Group Holdings Co., Ltd.                        9,400 $   69,380
    Miura Co., Ltd.                                            2,600     74,267
    Mixi, Inc.                                                13,300    587,276
    Miyaji Engineering Group, Inc.                             2,100     54,703
    Miyazaki Bank, Ltd. (The)                                  5,700    184,777
    Miyoshi Oil & Fat Co., Ltd.                                3,900     52,373
    Mizuho Financial Group, Inc.                           1,583,200  3,001,354
    Mizuno Corp.                                               7,000    203,912
    Mobile Factory, Inc.                                         900     11,721
    Mochida Pharmaceutical Co., Ltd.                           2,400    184,287
    Modec, Inc.                                                7,400    205,598
    Molitec Steel Co., Ltd.                                    1,900     18,380
    Monex Group, Inc.                                         69,300    257,660
#   Money Partners Group Co., Ltd.                             8,500     33,548
    Monogatari Corp. (The)                                     3,400    326,880
#   MonotaRO Co., Ltd.                                        10,200    322,612
    MORESCO Corp.                                              2,300     45,198
    Morinaga & Co., Ltd.                                       7,200    374,214
    Morinaga Milk Industry Co., Ltd.                          17,800    839,962
    Morita Holdings Corp.                                     11,900    218,105
    Morito Co., Ltd.                                           7,000     63,926
#   Morozoff, Ltd.                                               900     59,635
#*  Morpho, Inc.                                                 800     34,523
    Mory Industries, Inc.                                      1,400     54,002
    MrMax Holdings, Ltd.                                       5,200     38,463
    MS&AD Insurance Group Holdings, Inc.                      36,100  1,233,140
#   MTI, Ltd.                                                 16,600     97,394
    Mugen Estate Co., Ltd.                                     4,400     48,242
    Murakami Corp.                                               400     12,687
    Murata Manufacturing Co., Ltd.                             9,024  1,334,497
    Musashi Seimitsu Industry Co., Ltd.                       10,200    326,238
    Musashino Bank, Ltd. (The)                                10,500    370,457
    Mutoh Holdings Co., Ltd.                                     900     20,531
#*  Mynet, Inc.                                                3,000     49,161
#   N Field Co., Ltd.                                          2,200     30,778
    Nabtesco Corp.                                            17,100    813,084
    NAC Co., Ltd.                                              5,800     55,006
    Nachi-Fujikoshi Corp.                                     69,000    483,758
    Nagano Bank, Ltd. (The)                                    3,200     57,059
    Nagano Keiki Co., Ltd.                                     4,200     50,616
    Nagase & Co., Ltd.                                        38,100    694,911
    Nagatanien Holdings Co., Ltd.                              6,000     82,578
    Nagawa Co., Ltd.                                           1,400     59,505
    Nagoya Railroad Co., Ltd.                                 16,100    425,007
    Naigai Tec Corp.                                             700     26,165
    Naigai Trans Line, Ltd.                                    1,500     28,778
    Nakabayashi Co., Ltd.                                      9,300     60,251
    Nakamuraya Co., Ltd.                                         600     26,889
    Nakanishi, Inc.                                            3,300    179,765
    Nakano Corp.                                               6,200     38,405
    Nakayama Steel Works, Ltd.                                10,100     69,058
    Nakayamafuku Co., Ltd.                                     1,600     11,387
    Nakayo, Inc.                                               1,200     23,714

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Namura Shipbuilding Co., Ltd.                             20,900 $  142,317
    Nankai Electric Railway Co., Ltd.                         14,300    372,693
    Nanto Bank, Ltd. (The)                                    10,100    288,016
    Narasaki Sangyo Co., Ltd.                                  7,000     26,978
    Natori Co., Ltd.                                           2,500     46,323
    NDS Co., Ltd.                                              1,500     56,632
    NEC Capital Solutions, Ltd.                                3,700     76,790
    NEC Corp.                                                 50,500  1,526,868
    NEC Networks & System Integration Corp.                    6,400    171,495
    NET One Systems Co., Ltd.                                 27,100    410,451
    Neturen Co., Ltd.                                         12,000    130,303
*   New Japan Chemical Co., Ltd.                              16,100     42,159
#*  New Japan Radio Co., Ltd.                                  9,600     81,285
*   Nexon Co., Ltd.                                            7,200    240,562
#   Nextage Co., Ltd.                                          2,400     23,470
#   Nexyz Group Corp.                                          2,200     39,807
    NGK Insulators, Ltd.                                      49,400  1,010,704
    NGK Spark Plug Co., Ltd.                                  38,700  1,024,799
    NH Foods, Ltd.                                            24,000    578,108
    NHK Spring Co., Ltd.                                     101,900  1,135,734
    Nicca Chemical Co., Ltd.                                   1,000     11,202
    Nice Holdings, Inc.                                        2,400     33,677
#   Nichi-iko Pharmaceutical Co., Ltd.                        15,700    245,597
    Nichia Steel Works, Ltd.                                   7,700     26,732
    Nichias Corp.                                             45,000    613,172
    Nichiban Co., Ltd.                                         4,000    112,316
    Nichicon Corp.                                            17,700    238,550
    Nichiden Corp.                                             4,000     81,257
    Nichiha Corp.                                             11,600    467,336
    NichiiGakkan Co., Ltd.                                    18,500    238,558
    Nichirei Corp.                                            32,500    872,447
    Nichireki Co., Ltd.                                        9,600    115,500
    Nichirin Co., Ltd.                                         3,900    106,338
    Nidec Corp.                                                6,700  1,078,323
    Nifco, Inc.                                                9,400    659,514
    Nihon Chouzai Co., Ltd.                                    3,300    104,261
    Nihon Dempa Kogyo Co., Ltd.                                5,400     39,148
    Nihon Dengi Co., Ltd.                                      1,400     38,884
    Nihon Denkei Co., Ltd.                                     1,500     33,385
#   Nihon Eslead Corp.                                         3,000     65,067
    Nihon Flush Co., Ltd.                                      1,900     48,567
    Nihon House Holdings Co., Ltd.                            18,600    118,931
    Nihon Kagaku Sangyo Co., Ltd.                              4,300     67,424
    Nihon Kohden Corp.                                        11,200    264,327
    Nihon M&A Center, Inc.                                     7,200    429,616
    Nihon Nohyaku Co., Ltd.                                   18,800    110,583
    Nihon Parkerizing Co., Ltd.                               19,200    333,713
    Nihon Plast Co., Ltd.                                      4,100     41,202
#   Nihon Tokushu Toryo Co., Ltd.                              3,500     73,696
    Nihon Trim Co., Ltd.                                       1,100     62,945
    Nihon Unisys, Ltd.                                        32,500    684,991
    Nihon Yamamura Glass Co., Ltd.                            27,000     46,353
#   Nikkato Corp.                                              2,700     24,652

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nikkiso Co., Ltd.                                         15,900 $  188,597
    Nikko Co., Ltd.                                            1,600     37,111
    Nikkon Holdings Co., Ltd.                                 20,200    550,762
    Nikon Corp.                                               31,100    606,497
    Nintendo Co., Ltd.                                           700    317,040
    Nippi, Inc.                                                1,000     43,699
    Nippo Corp.                                               16,000    367,958
    Nippon Air Conditioning Services Co., Ltd.                 4,300     31,111
    Nippon Aqua Co., Ltd.                                      3,700     17,835
    Nippon Beet Sugar Manufacturing Co., Ltd.                  4,800    118,921
    Nippon Carbide Industries Co., Inc.                        3,100     59,067
    Nippon Carbon Co., Ltd.                                    1,100     52,879
    Nippon Ceramic Co., Ltd.                                   3,000     84,648
    Nippon Chemi-Con Corp.                                     5,500    186,663
    Nippon Chemiphar Co., Ltd.                                   900     38,763
    Nippon Coke & Engineering Co., Ltd.                       71,800     85,780
    Nippon Commercial Development Co., Ltd.                    4,900     81,613
    Nippon Concept Corp.                                       2,000     26,549
    Nippon Concrete Industries Co., Ltd.                      16,800     75,039
    Nippon Denko Co., Ltd.                                    42,600    200,347
    Nippon Densetsu Kogyo Co., Ltd.                           11,000    242,118
    Nippon Electric Glass Co., Ltd.                           17,600    727,712
    Nippon Express Co., Ltd.                                  20,200  1,455,632
    Nippon Filcon Co., Ltd.                                    2,900     18,955
    Nippon Fine Chemical Co., Ltd.                             4,800     58,338
    Nippon Flour Mills Co., Ltd.                              19,500    302,473
    Nippon Gas Co., Ltd.                                      15,600    658,782
    Nippon Hume Corp.                                          9,000     68,271
    Nippon Kanzai Co., Ltd.                                    2,200     40,949
    Nippon Kayaku Co., Ltd.                                   32,000    472,467
    Nippon Kinzoku Co., Ltd.                                   2,000     54,619
#   Nippon Kodoshi Corp.                                       3,100     95,874
    Nippon Koei Co., Ltd.                                      4,900    162,004
    Nippon Koshuha Steel Co., Ltd.                             3,200     28,598
    Nippon Light Metal Holdings Co., Ltd.                    308,500    910,050
#   Nippon Paint Holdings Co., Ltd.                           16,400    589,483
    Nippon Paper Industries Co., Ltd.                         28,200    536,897
    Nippon Parking Development Co., Ltd.                      53,200     94,062
    Nippon Pillar Packing Co., Ltd.                            8,400    146,848
    Nippon Piston Ring Co., Ltd.                               1,400     29,005
    Nippon Road Co., Ltd. (The)                                2,700    149,205
    Nippon Seiki Co., Ltd.                                    15,500    321,197
    Nippon Seisen Co., Ltd.                                    1,200     59,908
#*  Nippon Sharyo, Ltd.                                       12,000     35,483
*   Nippon Sheet Glass Co., Ltd.                              31,100    281,733
    Nippon Shinyaku Co., Ltd.                                  2,000    137,168
    Nippon Shokubai Co., Ltd.                                  5,400    384,542
    Nippon Signal Co., Ltd.                                   19,500    205,456
    Nippon Soda Co., Ltd.                                     47,000    323,768
    Nippon Steel & Sumikin Bussan Corp.                        5,600    343,891
    Nippon Steel & Sumitomo Metal Corp.                       61,580  1,571,653
    Nippon Suisan Kaisha, Ltd.                               143,800    767,706
    Nippon Systemware Co., Ltd.                                3,100     73,478

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Telegraph & Telephone Corp.                        18,500 $  885,867
    Nippon Thompson Co., Ltd.                                 24,000    188,800
    Nippon Tungsten Co., Ltd.                                    800     24,037
    Nippon Valqua Industries, Ltd.                             5,900    179,352
    Nippon View Hotel Co., Ltd.                                2,800     40,140
#*  Nippon Yakin Kogyo Co., Ltd.                              27,300     77,766
*   Nippon Yusen K.K.                                         46,600  1,171,492
    Nipro Corp.                                               60,300    927,261
    Nishi-Nippon Financial Holdings, Inc.                     40,300    529,303
    Nishi-Nippon Railroad Co., Ltd.                           15,500    433,307
    Nishimatsu Construction Co., Ltd.                         19,600    557,219
#   Nishimatsuya Chain Co., Ltd.                              11,000    129,533
    Nishio Rent All Co., Ltd.                                  7,300    236,551
    Nissan Chemical Industries, Ltd.                           7,400    302,565
    Nissan Motor Co., Ltd.                                   409,600  4,387,845
    Nissan Shatai Co., Ltd.                                   22,900    241,865
    Nissan Tokyo Sales Holdings Co., Ltd.                     10,900     40,049
    Nissei ASB Machine Co., Ltd.                               2,600    171,331
    Nissei Build Kogyo Co., Ltd.                              16,500    208,483
    Nissei Corp.                                               1,700     22,435
    Nissei Plastic Industrial Co., Ltd.                        5,700     95,899
#   Nissha Co., Ltd.                                           3,900    101,634
    Nisshin Fudosan Co.                                       12,600    107,833
    Nisshin Oillio Group, Ltd. (The)                          10,700    322,985
    Nisshin Seifun Group, Inc.                                17,900    359,832
    Nisshin Steel Co., Ltd.                                   18,900    318,660
    Nisshinbo Holdings, Inc.                                  44,708    637,630
    Nissin Corp.                                               5,600    149,368
    Nissin Electric Co., Ltd.                                 20,500    228,517
    Nissin Foods Holdings Co., Ltd.                            1,000     74,196
    Nissin Kogyo Co., Ltd.                                    14,900    281,235
    Nissin Sugar Co., Ltd.                                     4,000     80,411
    Nissui Pharmaceutical Co., Ltd.                            4,200     54,877
    Nitori Holdings Co., Ltd.                                  2,300    366,974
    Nitta Corp.                                                4,800    203,076
    Nitta Gelatin, Inc.                                        5,000     38,357
    Nittan Valve Co., Ltd.                                     9,100     35,350
    Nittetsu Mining Co., Ltd.                                  2,000    144,070
    Nitto Boseki Co., Ltd.                                     7,800    234,697
    Nitto Denko Corp.                                          8,800    808,543
#   Nitto FC Co., Ltd.                                         4,500     33,034
    Nitto Kogyo Corp.                                          9,000    154,609
    Nitto Kohki Co., Ltd.                                      1,200     33,176
    Nitto Seiko Co., Ltd.                                      8,700     51,681
    Nittoc Construction Co., Ltd.                             10,600     68,315
    Nittoku Engineering Co., Ltd.                              4,200    203,219
    NJS Co., Ltd.                                              2,000     29,216
    Noda Corp.                                                 3,100     41,046
    Noevir Holdings Co., Ltd.                                  1,700    138,295
    NOF Corp.                                                 19,100    514,084
    Nohmi Bosai, Ltd.                                          5,500    101,867
#   Nojima Corp.                                              14,100    339,852
    NOK Corp.                                                 27,300    636,881

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nomura Co., Ltd.                                           8,200 $  185,378
    Nomura Holdings, Inc.                                    329,500  2,151,124
#   Nomura Holdings, Inc. Sponsored ADR                       10,300     67,568
    Nomura Real Estate Holdings, Inc.                         31,300    749,873
    Nomura Research Institute, Ltd.                            4,103    189,436
    Noritake Co., Ltd.                                         4,200    224,521
#   Noritsu Koki Co., Ltd.                                     5,700    143,136
    Noritz Corp.                                              11,100    219,503
    North Pacific Bank, Ltd.                                 116,100    405,152
    Nozawa Corp.                                               2,600     38,041
    NS Solutions Corp.                                         9,300    250,612
    NS Tool Co., Ltd.                                          1,900     51,745
    NS United Kaiun Kaisha, Ltd.                               4,500    111,216
    NSD Co., Ltd.                                              5,370    113,549
    NSK, Ltd.                                                 70,200  1,164,249
    NTN Corp.                                                211,000  1,088,239
    NTT Data Corp.                                            36,000    424,994
    NTT DOCOMO, Inc.                                         141,400  3,513,424
    NTT DOCOMO, Inc. Sponsored ADR                             1,100     27,445
    NTT Urban Development Corp.                               15,300    200,944
    Nuflare Technology, Inc.                                   1,900    122,719
    OAK Capital Corp.                                         22,700     79,457
    Oat Agrio Co., Ltd.                                          800     21,038
    Obara Group, Inc.                                          4,300    297,330
    Obayashi Corp.                                           121,200  1,463,314
    Obic Co., Ltd.                                             1,700    132,864
    Odakyu Electric Railway Co., Ltd.                         14,299    315,831
    Odelic Co., Ltd.                                           1,100     47,556
    Oenon Holdings, Inc.                                      16,000     59,946
    Ogaki Kyoritsu Bank, Ltd. (The)                           13,200    342,360
    Ohashi Technica, Inc.                                      3,800     62,492
    Ohba Co., Ltd.                                             4,600     22,708
    Ohsho Food Service Corp.                                   3,600    168,611
    Oiles Corp.                                                3,400     70,816
    Oita Bank, Ltd. (The)                                      2,700    106,525
    Oji Holdings Corp.                                       248,000  1,703,924
    Okabe Co., Ltd.                                           14,700    151,391
    Okada Aiyon Corp.                                            800     15,463
    Okamoto Industries, Inc.                                  18,000    203,872
#   Okamoto Machine Tool Works, Ltd.                           1,900     83,647
    Okamura Corp.                                             19,500    272,911
    Okasan Securities Group, Inc.                             60,000    411,653
    Oki Electric Industry Co., Ltd.                           25,000    363,865
#   Okinawa Cellular Telephone Co.                             3,100    119,944
    Okinawa Electric Power Co., Inc. (The)                     7,687    196,244
    OKK Corp.                                                  2,400     29,098
    OKUMA Corp.                                                5,799    400,318
    Okumura Corp.                                              8,400    363,383
    Okura Industrial Co., Ltd.                                17,000    103,499
    Okuwa Co., Ltd.                                           12,000    124,964
    Olympus Corp.                                             10,000    385,240
#*  Omikenshi Co., Ltd.                                       28,000     35,974
    Omron Corp.                                               12,500    783,478

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Ono Pharmaceutical Co., Ltd.                              11,500 $  284,133
    ONO Sokki Co., Ltd.                                        3,300     27,001
    Onoken Co., Ltd.                                           6,000    107,183
    Onward Holdings Co., Ltd.                                 44,600    383,568
    Ootoya Holdings Co., Ltd.                                  1,000     21,787
*   Open Door, Inc.                                            1,200     30,111
    Open House Co., Ltd.                                      12,000    705,460
*   OPT Holding, Inc.                                          4,300     58,728
    Optex Group Co., Ltd.                                      1,900    121,673
#*  Optim Corp.                                                  400      9,500
    Oracle Corp.                                               1,700    137,307
    Organo Corp.                                               2,600     85,949
#   Orient Corp.                                             158,200    261,731
    Oriental Land Co., Ltd.                                    6,400    625,554
    Origin Electric Co., Ltd.                                  2,100     34,207
    ORIX Corp.                                               208,000  3,896,188
    Osaka Gas Co., Ltd.                                       19,300    383,930
    Osaka Organic Chemical Industry, Ltd.                      8,500    134,051
#   Osaka Soda Co., Ltd.                                       4,400    113,300
    Osaka Steel Co., Ltd.                                      5,100    106,843
    OSAKA Titanium Technologies Co., Ltd.                      7,400    192,943
    Osaki Electric Co., Ltd.                                  17,900    131,882
    OSG Corp.                                                 33,900    862,000
    OSJB Holdings Corp.                                       37,300    110,345
    Otsuka Corp.                                               3,400    286,239
    Otsuka Holdings Co., Ltd.                                 11,100    493,091
#   Otsuka Kagu, Ltd.                                          5,900     41,485
#   Outsourcing, Inc.                                         23,500    445,255
    Oyo Corp.                                                  7,600    101,537
    Pacific Industrial Co., Ltd.                              18,600    283,028
#*  Pacific Metals Co., Ltd.                                   6,300    207,183
    Pack Corp. (The)                                           3,200    110,376
    PAL GROUP Holdings Co., Ltd.                               4,700    134,470
    PALTAC Corp.                                               9,600    426,211
    Paltek Corp.                                               3,100     22,369
    Panasonic Corp.                                          162,700  2,415,639
    PAPYLESS Co., Ltd.                                           500      9,375
#   Paraca, Inc.                                               1,400     34,757
    Paramount Bed Holdings Co., Ltd.                           4,200    221,379
    Parco Co., Ltd.                                            6,200     87,678
    Paris Miki Holdings, Inc.                                 10,400     48,290
    Park24 Co., Ltd.                                          17,900    447,768
    Pasco Corp.                                                8,000     24,386
    Pasona Group, Inc.                                         5,800    125,266
    PC Depot Corp.                                            13,800    101,018
    Pegasus Sewing Machine Manufacturing Co., Ltd.             6,000     41,927
    Penta-Ocean Construction Co., Ltd.                       125,800    971,945
#   Pepper Food Service Co., Ltd.                              3,800    167,872
*   PeptiDream, Inc.                                           3,800    156,157
    Persol Holdings Co., Ltd.                                  9,300    232,364
    PIA Corp.                                                  1,100     72,436
    Pigeon Corp.                                               8,400    328,446
    Pilot Corp.                                               10,200    506,904

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Piolax, Inc.                                               9,300 $  279,000
#*  Pioneer Corp.                                            133,500    284,842
    Plant Co., Ltd.                                            1,200     15,593
    Plenus Co., Ltd.                                           7,600    148,990
    Pola Orbis Holdings, Inc.                                  7,200    281,858
    Poletowin Pitcrew Holdings, Inc.                           6,000    126,279
    Press Kogyo Co., Ltd.                                     37,100    236,078
    Pressance Corp.                                           13,800    198,169
    Prestige International, Inc.                              14,800    194,271
    Prima Meat Packers, Ltd.                                  70,000    479,035
    Pro-Ship, Inc.                                             1,200     25,456
    Pronexus, Inc.                                             4,200     56,674
    Prospect Co., Ltd.                                       169,000    102,390
    Proto Corp.                                                3,200     48,298
    PS Mitsubishi Construction Co., Ltd.                      12,100    105,546
    Punch Industry Co., Ltd.                                   6,800     88,522
    Qol Co., Ltd.                                              5,500    109,403
    Quick Co., Ltd.                                            3,200     49,581
    Raccoon Co., Ltd.                                          3,100     21,829
    Raito Kogyo Co., Ltd.                                     19,300    219,135
    Rakus Co., Ltd.                                              600     18,503
*   Rakuten, Inc.                                             93,500    846,163
    Rasa Corp.                                                 2,800     25,387
#   Rasa Industries, Ltd.                                      3,400     80,600
#   Raysum Co., Ltd.                                           6,300     96,673
    Recruit Holdings Co., Ltd.                                37,500    915,781
    Relia, Inc.                                                2,800     33,971
#   Relo Group, Inc.                                          13,900    412,787
    Renaissance, Inc.                                          2,900     47,541
    Renesas Easton Co., Ltd.                                   4,800     35,327
*   Renesas Electronics Corp.                                 15,300    180,299
    Rengo Co., Ltd.                                           75,500    612,636
#*  Renown, Inc.                                              15,200     25,939
    Resona Holdings, Inc.                                    235,000  1,423,140
    Resorttrust, Inc.                                         13,400    319,375
    Retail Partners Co., Ltd.                                  4,200     54,268
    Rheon Automatic Machinery Co., Ltd.                        6,000    121,835
    Rhythm Watch Co., Ltd.                                     2,400     50,601
    Riberesute Corp.                                           2,500     22,609
    Ricoh Co., Ltd.                                           89,700    884,163
    Ricoh Leasing Co., Ltd.                                    5,600    205,872
#   Ride On Express Holdings Co., Ltd.                         2,800     27,180
#   Right On Co., Ltd.                                         6,500     55,942
    Riken Corp.                                                3,200    181,592
    Riken Keiki Co., Ltd.                                      2,900     65,369
    Riken Technos Corp.                                       16,000     91,192
    Riken Vitamin Co., Ltd.                                    2,100     81,576
    Ringer Hut Co., Ltd.                                       4,000     89,563
    Rinnai Corp.                                               3,500    330,464
    Rion Co., Ltd.                                             1,800     48,142
    Riso Kagaku Corp.                                          6,100    115,205
    Riso Kyoiku Co., Ltd.                                      7,500     57,595
    Rock Field Co., Ltd.                                       5,600    111,752

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Rohm Co., Ltd.                                               4,400 $484,728
    Rohto Pharmaceutical Co., Ltd.                              15,200  408,535
    Rokko Butter Co., Ltd.                                       6,100  156,459
    Roland DG Corp.                                              5,300  156,033
#   Rorze Corp.                                                  2,300   57,575
    Round One Corp.                                             31,600  586,008
    Royal Holdings Co., Ltd.                                    10,600  290,058
*   Royal Hotel, Ltd. (The)                                        800   14,665
    RS Technologies Co., Ltd.                                    1,000   65,806
*   RVH, Inc.                                                    6,700   37,363
    Ryobi, Ltd.                                                 10,400  310,615
    Ryoden Corp.                                                 5,500   96,853
    Ryohin Keikaku Co., Ltd.                                     1,700  568,561
    Ryosan Co., Ltd.                                             9,300  357,491
    Ryoyo Electro Corp.                                          7,300  129,554
    S Foods, Inc.                                                4,800  209,400
    Sac's Bar Holdings, Inc.                                     7,200   80,263
#   Sagami Rubber Industries Co., Ltd.                           3,000   54,577
    Saibu Gas Co., Ltd.                                          6,600  173,281
    Saizeriya Co., Ltd.                                         11,900  360,908
    Sakai Chemical Industry Co., Ltd.                            4,200  117,966
    Sakai Heavy Industries, Ltd.                                 1,400   60,665
    Sakai Moving Service Co., Ltd.                               3,700  177,338
#   Sakai Ovex Co., Ltd.                                         2,700   64,792
    Sakata INX Corp.                                            10,400  176,323
    Sakata Seed Corp.                                            1,000   35,141
#   Sakura Internet, Inc.                                        5,400   41,209
    Sala Corp.                                                  18,500  119,740
#   SAMTY Co., Ltd.                                              7,800  140,260
    San Holdings, Inc.                                           1,300   34,840
    San-A Co., Ltd.                                              4,400  217,321
    San-Ai Oil Co., Ltd.                                        18,000  262,927
    San-In Godo Bank, Ltd. (The)                                46,400  481,007
*   Sanden Holdings Corp.                                        8,000  174,862
    Sanei Architecture Planning Co., Ltd.                        3,700   78,687
    Sangetsu Corp.                                               9,300  185,254
*   Sanix, Inc.                                                 10,400   22,959
    Sanken Electric Co., Ltd.                                   60,000  439,952
    Sanki Engineering Co., Ltd.                                 16,100  182,447
#   Sanko Gosei, Ltd.                                            5,600   42,582
#   Sanko Metal Industrial Co., Ltd.                               800   31,257
    Sankyo Co., Ltd.                                             8,400  272,920
    Sankyo Frontier Co., Ltd.                                      500   15,186
    Sankyo Seiko Co., Ltd.                                       6,000   26,803
    Sankyo Tateyama, Inc.                                        9,700  136,464
    Sankyu, Inc.                                                18,000  840,152
    Sanoh Industrial Co., Ltd.                                   8,800   70,209
    Sanoyas Holdings Corp.                                       9,000   24,054
#   Sanrio Co., Ltd.                                             6,000  103,272
    Sansei Technologies, Inc.                                    4,800   61,709
    Sansha Electric Manufacturing Co., Ltd.                      3,200   49,231
    Sanshin Electronics Co., Ltd.                                7,300  137,869
    Santen Pharmaceutical Co., Ltd.                             18,700  303,641

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sanwa Holdings Corp.                                      48,200 $  669,616
    Sanyo Chemical Industries, Ltd.                            4,600    243,776
    Sanyo Denki Co., Ltd.                                      2,400    191,849
    Sanyo Electric Railway Co., Ltd.                           3,700     94,265
    Sanyo Engineering & Construction, Inc.                     2,400     19,913
    Sanyo Housing Nagoya Co., Ltd.                             4,700     54,046
#   Sanyo Shokai, Ltd.                                         3,900     75,848
    Sanyo Special Steel Co., Ltd.                              7,100    180,247
    Sanyo Trading Co., Ltd.                                    4,700    116,326
    Sapporo Holdings, Ltd.                                    27,700    835,045
    Sata Construction Co., Ltd.                                4,100     17,028
    Sato Holdings Corp.                                        9,200    297,066
    Sato Shoji Corp.                                           3,200     36,756
    Satori Electric Co., Ltd.                                  6,800     71,018
#   Sawada Holdings Co., Ltd.                                  3,800     39,411
    Sawai Pharmaceutical Co., Ltd.                            15,900    723,938
    Saxa Holdings, Inc.                                        1,700     32,955
    SBI Holdings, Inc.                                        52,600  1,278,720
    SBS Holdings, Inc.                                         7,700     80,232
#   Scala, Inc.                                               11,600     88,108
    SCREEN Holdings Co., Ltd.                                  7,400    645,001
    Scroll Corp.                                               9,700     45,388
    SCSK Corp.                                                 4,000    184,314
    SEC Carbon, Ltd.                                             700     44,799
    Secom Co., Ltd.                                            9,400    720,457
#   Seed Co., Ltd.                                             2,700    155,628
    Sega Sammy Holdings, Inc.                                 61,000    853,815
    Seibu Electric Industry Co., Ltd.                            500     13,693
    Seibu Holdings, Inc.                                      19,200    384,842
    Seika Corp.                                                2,200     59,446
    Seikagaku Corp.                                            8,400    131,232
    Seikitokyu Kogyo Co., Ltd.                                13,000     76,122
    Seiko Epson Corp.                                         38,000    925,627
    Seiko Holdings Corp.                                       9,600    276,445
#   Seiko PMC Corp.                                            3,400     37,619
    Seino Holdings Co., Ltd.                                  37,600    625,255
    Seiren Co., Ltd.                                          13,300    274,707
    Sekisui Chemical Co., Ltd.                                50,500    965,581
#   Sekisui House, Ltd.                                       65,600  1,205,292
    Sekisui Jushi Corp.                                        9,000    205,444
    Sekisui Plastics Co., Ltd.                                 8,400    106,832
    Senko Group Holdings Co., Ltd.                            45,100    324,436
    Senshu Electric Co., Ltd.                                  2,000     58,817
    Senshu Ikeda Holdings, Inc.                               92,400    355,866
#*  Senshukai Co., Ltd.                                       11,500     63,819
#   Septeni Holdings Co., Ltd.                                24,100     82,049
    Seria Co., Ltd.                                            5,100    304,266
    Seven & I Holdings Co., Ltd.                              86,700  3,577,223
    Seven Bank, Ltd.                                         182,900    676,008
    SFP Holdings Co., Ltd.                                     3,500     67,482
#*  Sharp Corp.                                                5,100    190,913
    Shibaura Electronics Co., Ltd.                             3,500    197,809
    Shibaura Mechatronics Corp.                               26,000    110,652

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Shibusawa Warehouse Co., Ltd. (The)                        2,800 $   51,678
    Shibuya Corp.                                              5,700    244,521
    Shidax Corp.                                               6,000     27,223
    Shiga Bank, Ltd. (The)                                    79,000    426,222
    Shikoku Bank, Ltd. (The)                                  12,900    195,961
    Shikoku Chemicals Corp.                                   10,000    166,758
    Shikoku Electric Power Co., Inc.                          21,800    247,699
    Shima Seiki Manufacturing, Ltd.                            2,500    181,462
    Shimachu Co., Ltd.                                        15,500    511,096
    Shimadzu Corp.                                            12,000    304,820
    Shimamura Co., Ltd.                                        5,800    681,878
    Shimano, Inc.                                              2,700    387,014
#   Shimizu Bank, Ltd. (The)                                   2,800     83,608
    Shimizu Corp.                                            105,000  1,080,040
    Shin Nippon Air Technologies Co., Ltd.                     5,600     78,655
*   Shin Nippon Biomedical Laboratories, Ltd.                  6,200     33,460
    Shin-Etsu Chemical Co., Ltd.                              11,500  1,315,782
    Shin-Etsu Polymer Co., Ltd.                               15,700    189,437
    Shinagawa Refractories Co., Ltd.                           2,000     60,696
    Shindengen Electric Manufacturing Co., Ltd.                2,800    259,348
*   Shinkawa, Ltd.                                             6,900     93,638
    Shinko Electric Industries Co., Ltd.                      23,200    197,337
    Shinko Plantech Co., Ltd.                                 14,900    154,242
    Shinko Shoji Co., Ltd.                                     7,000    136,066
    Shinmaywa Industries, Ltd.                                27,600    265,533
    Shinnihon Corp.                                           11,000    104,089
#   Shinoken Group Co., Ltd.                                   7,200    173,417
    Shinsei Bank, Ltd.                                        24,200    423,126
    Shinsho Corp.                                              1,600     57,884
    Shinwa Co., Ltd.                                           1,400     32,723
    Shionogi & Co., Ltd.                                       8,300    459,409
    Ship Healthcare Holdings, Inc.                            17,400    566,468
#   Shirai Electronics Industrial Co., Ltd.                    3,900     27,482
    Shiseido Co., Ltd.                                        16,100    826,850
#   Shizuoka Bank, Ltd. (The)                                 57,000    609,532
    Shizuoka Gas Co., Ltd.                                    22,600    197,505
    Shobunsha Publications, Inc.                               2,300     15,956
    Shochiku Co., Ltd.                                           800    118,726
    Shoei Co., Ltd.                                            3,000    137,736
    Shoei Foods Corp.                                          4,100    167,299
    Shofu, Inc.                                                2,700     36,661
*   Shoko Co., Ltd.                                           25,000     31,424
    Showa Corp.                                               17,700    222,644
    Showa Denko K.K.                                          62,800  2,921,781
#*  Showa Holdings Co., Ltd.                                   8,000      6,666
    Showa Sangyo Co., Ltd.                                     6,200    160,305
    Showa Shell Sekiyu K.K.                                   56,300    800,368
#   Showa Shinku Co., Ltd.                                       900     20,901
    Sigma Koki Co., Ltd.                                       1,100     25,637
#   Siix Corp.                                                 5,700    258,997
    Sinanen Holdings Co., Ltd.                                 2,200     52,459
    Sinfonia Technology Co., Ltd.                             50,000    215,025
    Sinko Industries, Ltd.                                     5,800    113,012

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sintokogio, Ltd.                                          15,100 $  194,386
    SK-Electronics Co., Ltd.                                   1,800     35,317
    SKY Perfect JSAT Holdings, Inc.                           61,300    290,392
    Skylark Co., Ltd.                                         30,800    443,894
    SMC Corp.                                                    700    344,983
    SMK Corp.                                                 15,000     66,333
    SMS Co., Ltd.                                              8,100    287,872
    SNT Corp.                                                  5,100     38,671
    Soda Nikka Co., Ltd.                                       3,600     21,378
#   Sodick Co., Ltd.                                          11,200    156,565
    SoftBank Group Corp.                                      46,972  3,902,805
    Softbank Technology Corp.                                  4,400     85,120
#   Softbrain Co., Ltd.                                       18,000     73,466
    Softcreate Holdings Corp.                                  3,200     43,184
#   Software Service, Inc.                                       700     52,742
    Sogo Medical Co., Ltd.                                     4,500    271,577
    Sohgo Security Services Co., Ltd.                         12,800    696,424
    Sojitz Corp.                                             253,600    821,026
    Soken Chemical & Engineering Co., Ltd.                     2,100     46,010
#   Soliton Systems K.K.                                       1,100     17,205
    Sompo Holdings, Inc.                                      27,500  1,104,237
    Sony Corp.                                                68,600  3,290,129
    Sony Corp. Sponsored ADR                                   9,300    445,842
    Sony Financial Holdings, Inc.                             17,900    329,231
    Sotetsu Holdings, Inc.                                     9,100    251,544
    Sotoh Co., Ltd.                                            1,600     16,463
    Space Co., Ltd.                                            1,650     23,288
    Sparx Group Co., Ltd.                                     26,800     86,880
    SPK Corp.                                                  1,200     33,933
    Square Enix Holdings Co., Ltd.                             7,400    338,023
    SRA Holdings                                               3,900    139,345
    Srg Takamiya Co., Ltd.                                     7,000     43,177
    ST Corp.                                                   3,000     68,537
    St Marc Holdings Co., Ltd.                                 6,400    181,554
    St-Care Holding Corp.                                      4,500     32,982
    Stanley Electric Co., Ltd.                                24,800  1,009,482
    Star Mica Co., Ltd.                                        2,800     50,622
    Star Micronics Co., Ltd.                                   2,300     48,331
    Start Today Co., Ltd.                                     15,000    443,210
    Starts Corp., Inc.                                        14,400    401,929
    Starzen Co., Ltd.                                          2,300    116,763
#   Stella Chemifa Corp.                                       4,300    146,149
    Step Co., Ltd.                                             1,700     29,856
    Strike Co., Ltd.                                             500     29,768
    Studio Alice Co., Ltd.                                     4,600    118,433
    Subaru Corp.                                              62,900  2,095,105
#   Subaru Enterprise Co., Ltd.                                  600     39,375
#   Sugi Holdings Co., Ltd.                                    4,200    223,953
    Sugimoto & Co., Ltd.                                       2,200     38,169
#   Sumco Corp.                                               31,100    846,427
#   Sumida Corp.                                              14,400    272,892
    Suminoe Textile Co., Ltd.                                  1,500     43,881
#   Sumiseki Holdings, Inc.                                   15,700     26,658

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sumitomo Bakelite Co., Ltd.                               46,000 $  395,141
    Sumitomo Chemical Co., Ltd.                              334,000  2,457,557
    Sumitomo Corp.                                            78,300  1,353,854
    Sumitomo Dainippon Pharma Co., Ltd.                       22,000    324,770
    Sumitomo Densetsu Co., Ltd.                                6,400    134,908
    Sumitomo Electric Industries, Ltd.                        76,900  1,316,154
    Sumitomo Forestry Co., Ltd.                               46,600    802,788
    Sumitomo Heavy Industries, Ltd.                           23,200  1,063,931
    Sumitomo Metal Mining Co., Ltd.                           28,500  1,338,175
    Sumitomo Mitsui Construction Co., Ltd.                    70,820    404,152
    Sumitomo Mitsui Financial Group, Inc.                     88,200  3,972,171
    Sumitomo Mitsui Trust Holdings, Inc.                      21,800    907,728
    Sumitomo Osaka Cement Co., Ltd.                          137,000    644,965
    Sumitomo Precision Products Co., Ltd.                     11,000     41,322
    Sumitomo Realty & Development Co., Ltd.                   41,000  1,581,798
    Sumitomo Riko Co., Ltd.                                   15,400    162,798
    Sumitomo Rubber Industries, Ltd.                          50,695    987,436
    Sumitomo Seika Chemicals Co., Ltd.                         4,500    234,905
    Sumitomo Warehouse Co., Ltd. (The)                        45,000    335,495
#   Sun Corp.                                                  6,900     44,724
    Sun Frontier Fudousan Co., Ltd.                           11,300    142,839
    Sun-Wa Technos Corp.                                       1,700     38,974
    Sundrug Co., Ltd.                                          4,500    193,668
    Suntory Beverage & Food, Ltd.                              8,100    388,497
    Suruga Bank, Ltd.                                         35,100    711,623
    Suzuken Co., Ltd.                                         15,770    672,210
    Suzuki Co., Ltd.                                           2,600     30,900
    Suzuki Motor Corp.                                        24,300  1,395,671
*   SWCC Showa Holdings Co., Ltd.                              8,000     68,714
    Sysmex Corp.                                               5,300    417,203
    Systemsoft Corp.                                          10,400     13,929
    Systena Corp.                                              2,600     89,742
    Syuppin Co., Ltd.                                          2,200     28,784
    T Hasegawa Co., Ltd.                                       6,800    141,322
    T RAD Co., Ltd.                                            2,600     90,737
    T&D Holdings, Inc.                                        77,900  1,396,763
#   T&K Toka Co., Ltd.                                         6,100     82,007
    T-Gaia Corp.                                               4,000     99,404
    Tachi-S Co., Ltd.                                         11,400    207,740
    Tachibana Eletech Co., Ltd.                                6,180    121,151
    Tachikawa Corp.                                            3,600     47,373
    Tadano, Ltd.                                              32,000    560,175
    Taihei Dengyo Kaisha, Ltd.                                 5,900    152,562
    Taiheiyo Cement Corp.                                     28,200  1,196,781
    Taiheiyo Kouhatsu, Inc.                                    4,300     40,940
    Taiho Kogyo Co., Ltd.                                      7,500    114,005
    Taikisha, Ltd.                                             5,600    195,655
    Taiko Bank, Ltd. (The)                                     1,000     22,331
    Taiko Pharmaceutical Co., Ltd.                               700     16,006
    Taisei Corp.                                              16,400    837,066
    Taisei Lamick Co., Ltd.                                    1,700     51,104
    Taisei Oncho Co., Ltd.                                       700     13,386
    Taisho Pharmaceutical Holdings Co., Ltd.                   3,100    252,496

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Taiyo Holdings Co., Ltd.                                   5,000 $  244,000
    Taiyo Nippon Sanso Corp.                                  33,900    526,958
    Taiyo Yuden Co., Ltd.                                     47,500    803,870
    Takachiho Koheki Co., Ltd.                                 1,200     13,017
    Takamatsu Construction Group Co., Ltd.                     4,300    122,575
    Takamatsu Machinery Co., Ltd.                              1,100     14,149
    Takano Co., Ltd.                                           5,000     50,529
    Takaoka Toko Co., Ltd.                                     4,200     67,408
    Takara Holdings, Inc.                                     13,400    165,378
    Takara Leben Co., Ltd.                                    38,700    173,265
#   Takara Printing Co., Ltd.                                  1,000     15,975
    Takara Standard Co., Ltd.                                 13,100    216,837
    Takasago International Corp.                               5,500    170,256
    Takasago Thermal Engineering Co., Ltd.                    10,100    191,226
    Takashima & Co., Ltd.                                      1,700     36,088
    Takashimaya Co., Ltd.                                     65,000    676,351
#   Take And Give Needs Co., Ltd.                              4,000     41,895
    TAKEBISHI Corp.                                              800     13,934
    Takeda Pharmaceutical Co., Ltd.                           30,400  1,780,642
    Takeei Corp.                                               9,800    124,807
    Takeuchi Manufacturing Co., Ltd.                          13,400    348,752
    Takihyo Co., Ltd.                                            600     12,775
    Takisawa Machine Tool Co., Ltd.                            2,200     49,590
    Takuma Co., Ltd.                                          13,300    180,728
    Tama Home Co., Ltd.                                        6,500     70,831
    Tamron Co., Ltd.                                           4,200     92,747
    Tamura Corp.                                              30,000    238,117
    Tanabe Engineering Corp.                                   1,500     17,997
    Tanseisha Co., Ltd.                                       10,550    118,847
    Tatsuta Electric Wire and Cable Co., Ltd.                 12,300     91,038
    Tayca Corp.                                                6,000    183,860
    Tazmo Co., Ltd.                                            2,200     40,815
    TBK Co., Ltd.                                              5,200     27,053
    TDC Soft, Inc.                                             1,200     13,829
    TDK Corp.                                                 16,100  1,490,371
    Tear Corp.                                                 1,900     19,516
#   TechMatrix Corp.                                           7,000    133,313
    Techno Ryowa, Ltd.                                         1,900     14,854
    Techno Smart Corp.                                           800     13,528
    TechnoPro Holdings, Inc.                                   6,200    340,472
#   Tecnos Japan, Inc.                                         3,200     27,106
    Teijin, Ltd.                                              70,000  1,552,010
    Teikoku Electric Manufacturing Co., Ltd.                   5,100     70,053
    Teikoku Sen-I Co., Ltd.                                    4,500     98,130
    Teikoku Tsushin Kogyo Co., Ltd.                            3,200     40,760
    Tekken Corp.                                               4,300    129,843
    Tenma Corp.                                                5,600    112,000
    Tenox Corp.                                                1,200     12,652
    Tenpos Holdings Co., Ltd.                                  1,100     26,871
    Teraoka Seisakusho Co., Ltd.                               1,600     14,000
    Terasaki Electric Co., Ltd.                                1,100     16,026
    Terumo Corp.                                               9,100    445,396
    THK Co., Ltd.                                             20,000    835,550

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Tigers Polymer Corp.                                       4,400 $   35,382
    TIS, Inc.                                                 30,500  1,082,161
    TKC Corp.                                                  3,800    138,815
    Toa Corp.(6894434)                                         8,700    110,790
*   Toa Corp.(6894508)                                         6,900    189,013
    Toa Oil Co., Ltd.                                         26,000     38,870
    TOA ROAD Corp.                                             1,500     59,480
    Toagosei Co., Ltd.                                        37,600    486,622
    Toba, Inc.                                                   400     12,541
    Tobishima Corp.                                           76,500    127,004
    Tobu Railway Co., Ltd.                                     8,600    289,936
    TOC Co., Ltd.                                             11,400     98,510
    Tocalo Co., Ltd.                                           5,600    281,286
    Tochigi Bank, Ltd. (The)                                   6,000     25,027
    Toda Corp.                                                51,000    401,818
#   Toda Kogyo Corp.                                           1,400     58,878
#   Toei Animation Co., Ltd.                                   1,500    144,112
    Toei Co., Ltd.                                             2,500    257,496
    Toell Co., Ltd.                                            1,900     17,836
    Toenec Corp.                                               2,800     84,230
#   Togami Electric Manufacturing Co., Ltd.                      999     22,675
    Toho Bank, Ltd. (The)                                     74,100    268,517
    Toho Co., Ltd.(6895211)                                    1,600     38,393
    Toho Co., Ltd.(6895200)                                    7,900    267,858
    Toho Gas Co., Ltd.                                         9,400    276,008
#   Toho Holdings Co., Ltd.                                   18,400    427,392
    Toho Titanium Co., Ltd.                                   13,900    197,131
    Toho Zinc Co., Ltd.                                        5,300    322,913
    Tohoku Bank, Ltd. (The)                                    1,600     21,872
    Tohoku Electric Power Co., Inc.                           23,300    301,565
    Tohoku Steel Co., Ltd.                                     1,200     26,889
    Tokai Carbon Co., Ltd.                                    59,700    870,082
    Tokai Corp.                                                4,600    112,160
    TOKAI Holdings Corp.                                      33,300    321,601
    Tokai Rika Co., Ltd.                                      21,900    476,440
    Tokai Tokyo Financial Holdings, Inc.                      67,700    518,630
    Token Corp.                                                3,600    414,387
    Tokio Marine Holdings, Inc.                               48,300  2,283,715
    Tokio Marine Holdings, Inc. ADR                            1,600     76,032
    Tokushu Tokai Paper Co., Ltd.                              3,200    122,914
    Tokuyama Corp.                                            30,600    974,243
#*  Tokyo Base Co., Ltd.                                       1,400     57,602
    Tokyo Broadcasting System Holdings, Inc.                   3,100     74,699
    Tokyo Century Corp.                                       13,300    719,594
#   Tokyo Dome Corp.                                          36,200    345,853
*   Tokyo Electric Power Co. Holdings, Inc.                   74,300    301,705
    Tokyo Electron Device, Ltd.                                2,600     54,470
    Tokyo Electron, Ltd.                                       4,700    886,619
    Tokyo Energy & Systems, Inc.                               8,000     81,354
    Tokyo Gas Co., Ltd.                                       21,000    501,074
#   Tokyo Individualized Educational Institute, Inc.           6,100     64,235
#   Tokyo Keiki, Inc.                                          6,600     83,850
    Tokyo Ohka Kogyo Co., Ltd.                                 8,700    399,413

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tokyo Printing Ink Manufacturing Co., Ltd.                   500 $   19,625
#   Tokyo Rakutenchi Co., Ltd.                                   700     36,591
    Tokyo Rope Manufacturing Co., Ltd.                         5,600     94,423
    Tokyo Sangyo Co., Ltd.                                     5,400     29,323
    Tokyo Seimitsu Co., Ltd.                                   7,300    319,638
    Tokyo Steel Manufacturing Co., Ltd.                       28,300    251,114
    Tokyo Tatemono Co., Ltd.                                  38,100    614,276
    Tokyo Tekko Co., Ltd.                                        600     10,854
    Tokyo Theatres Co., Inc.                                   2,800     37,911
    Tokyo TY Financial Group, Inc.                            10,100    279,502
    Tokyotokeiba Co., Ltd.                                     4,300    174,922
    Tokyu Construction Co., Ltd.                              30,200    328,484
    Tokyu Corp.                                               25,000    419,334
    Tokyu Fudosan Holdings Corp.                             250,000  1,979,385
    Tokyu Recreation Co., Ltd.                                 5,000     44,075
    Toli Corp.                                                17,400     69,868
    Tomato Bank, Ltd.                                          1,900     26,852
    Tomen Devices Corp.                                          800     23,631
    Tomoe Corp.                                                9,200     51,379
    Tomoe Engineering Co., Ltd.                                3,200     59,309
    Tomoegawa Co., Ltd.                                        8,000     24,342
    Tomoku Co., Ltd.                                           4,500     90,706
    TOMONY Holdings, Inc.                                     53,800    266,476
    Tomy Co., Ltd.                                            39,400    596,385
    Tonami Holdings Co., Ltd.                                  2,000    101,681
    Topcon Corp.                                              30,900    786,694
    Toppan Forms Co., Ltd.                                    17,200    194,210
    Toppan Printing Co., Ltd.                                 75,000    706,990
    Topre Corp.                                               15,700    478,936
    Topy Industries, Ltd.                                      5,600    182,805
    Toray Industries, Inc.                                   177,400  1,769,724
#   Torex Semiconductor, Ltd.                                  2,000     31,507
    Toridoll Holdings Corp.                                    5,300    185,969
    Torigoe Co., Ltd. (The)                                    3,600     32,460
    Torii Pharmaceutical Co., Ltd.                             5,300    150,309
#   Torikizoku Co., Ltd.                                       1,200     36,718
    Torishima Pump Manufacturing Co., Ltd.                     6,300     64,225
    Tosei Corp.                                               14,200    175,540
*   Toshiba Corp.                                            163,000    466,444
    Toshiba Machine Co., Ltd.                                 28,000    229,682
    Toshiba Plant Systems & Services Corp.                     7,400    145,967
    Toshiba TEC Corp.                                         49,000    297,810
#   Tosho Co., Ltd.                                            3,600    121,088
    Tosho Printing Co., Ltd.                                   7,400     66,497
    Tosoh Corp.                                               76,000  1,749,693
#   Totech Corp.                                                 800     23,889
    Totetsu Kogyo Co., Ltd.                                    8,800    285,734
    TOTO, Ltd.                                                 8,599    493,723
    Totoku Electric Co., Ltd.                                    700     20,208
    Tottori Bank, Ltd. (The)                                   3,000     49,793
    Tow Co., Ltd.                                              6,900     64,204
    Towa Bank, Ltd. (The)                                     11,800    163,218
#   Towa Corp.                                                 8,500    181,420

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Towa Pharmaceutical Co., Ltd.                             3,600 $   203,016
    Toyo Construction Co., Ltd.                              29,900     171,304
    Toyo Corp.                                                8,000      73,006
#   Toyo Denki Seizo K.K.                                     3,000      54,725
#   Toyo Engineering Corp.                                   11,400     139,003
    Toyo Gosei Co., Ltd.                                      1,700      30,611
    Toyo Ink SC Holdings Co., Ltd.                           66,000     401,952
    Toyo Kanetsu K.K.                                         2,900     114,872
    Toyo Kohan Co., Ltd.                                     18,100      93,257
    Toyo Logistics Co., Ltd.                                  3,600      10,953
    Toyo Machinery & Metal Co., Ltd.                          6,400      65,047
    Toyo Securities Co., Ltd.                                22,000      70,741
    Toyo Seikan Group Holdings, Ltd.                         36,200     586,819
    Toyo Suisan Kaisha, Ltd.                                  6,100     248,220
    Toyo Tanso Co., Ltd.                                      3,800     131,598
    Toyo Tire & Rubber Co., Ltd.                             34,100     728,221
    Toyo Wharf & Warehouse Co., Ltd.                          2,300      38,448
    Toyobo Co., Ltd.                                         31,300     597,302
    Toyoda Gosei Co., Ltd.                                   28,000     745,168
    Toyota Boshoku Corp.                                     21,200     454,965
    Toyota Industries Corp.                                  10,200     666,778
    Toyota Motor Corp.                                      222,288  15,315,050
    Toyota Motor Corp. Sponsored ADR                         10,100   1,392,992
    Toyota Tsusho Corp.                                      35,000   1,422,442
    TPR Co., Ltd.                                            10,900     350,706
    Trancom Co., Ltd.                                         4,100     305,403
#   Transaction Co., Ltd.                                     2,000      21,068
    Transcosmos, Inc.                                         6,100     162,239
*   Trend Micro, Inc.                                         5,400     292,318
    Tri Chemical Laboratories, Inc.                             800      36,736
    Trinity Industrial Corp.                                  2,000      20,891
    Trusco Nakayama Corp.                                    10,000     296,467
    Trust Tech, Inc.                                          1,200      35,080
    TS Tech Co., Ltd.                                        16,800     719,992
    TSI Holdings Co., Ltd.                                   27,900     197,938
    Tsubaki Nakashima Co., Ltd.                               1,800      51,404
    Tsubakimoto Chain Co.                                    53,000     447,558
    Tsubakimoto Kogyo Co., Ltd.                               1,000      29,407
#*  Tsudakoma Corp.                                          25,000      68,514
    Tsugami Corp.                                             9,000     134,527
    Tsukada Global Holdings, Inc.                             5,900      34,989
    Tsukishima Kikai Co., Ltd.                                8,500     110,398
    Tsukuba Bank, Ltd.                                       23,600      88,217
    Tsukui Corp.                                             21,800     171,788
    Tsumura & Co.                                            14,100     475,253
    Tsuruha Holdings, Inc.                                    2,000     279,319
    Tsurumi Manufacturing Co., Ltd.                           6,100     116,493
    Tsutsumi Jewelry Co., Ltd.                                2,700      53,393
    Tsuzuki Denki Co., Ltd.                                   1,500      13,690
    TV Asahi Holdings Corp.                                   8,100     167,499
    Tv Tokyo Holdings Corp.                                   4,800     109,522
#   TYK Corp.                                                 8,500      34,647
#*  U-Shin, Ltd.                                              8,200      54,718

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    UACJ Corp.                                            12,300 $  331,850
    Ube Industries, Ltd.                                  45,900  1,371,059
    UKC Holdings Corp.                                     4,400     93,845
    Ulvac, Inc.                                           11,000    737,360
#   UMC Electronics Co., Ltd.                              1,700     51,414
    Umenohana Co., Ltd.                                      500     13,206
    Unicharm Corp.                                        13,800    369,641
    Uniden Holdings Corp.                                 25,000     75,665
    UNIMAT Retirement Community Co., Ltd.                  2,000     35,424
    Union Tool Co.                                         1,900     75,035
    Unipres Corp.                                         18,600    495,641
    United Arrows, Ltd.                                    7,300    321,072
    United Super Markets Holdings, Inc.                   18,200    184,730
*   Unitika, Ltd.                                         13,700    100,156
    Universal Entertainment Corp.                          5,400    257,535
    Unizo Holdings Co., Ltd.                               9,200    265,255
    Urbanet Corp. Co., Ltd.                                6,200     19,691
    Ushio, Inc.                                           37,100    568,960
    USS Co., Ltd.                                         12,000    268,757
#*  UT Group Co., Ltd.                                     7,800    256,881
    Utoc Corp.                                             3,100     14,070
    V Technology Co., Ltd.                                 1,300    258,924
*   V-Cube, Inc.                                           2,200     10,846
    Valor Holdings Co., Ltd.                              14,500    348,861
    ValueCommerce Co., Ltd.                                2,700     24,139
    Vector, Inc.                                           8,100    162,060
#   VeriServe Corp.                                        1,100     36,999
    VIA Holdings, Inc.                                     7,400     49,962
    Village Vanguard Co., Ltd.                             1,400     13,163
*   Vision, Inc.                                           1,200     35,404
*   Visionary Holdings Co., Ltd.                          36,500     24,073
    Vital KSK Holdings, Inc.                              14,500    128,352
    Vitec Holdings Co., Ltd.                               3,200     53,396
    Voyage Group, Inc.                                     4,500     61,534
    VT Holdings Co., Ltd.                                 39,000    215,424
    Wacoal Holdings Corp.                                 17,900    550,487
    Wakachiku Construction Co., Ltd.                       4,500     71,935
    Wakita & Co., Ltd.                                    14,600    181,092
    Warabeya Nichiyo Holdings Co., Ltd.                    5,700    146,392
    Watahan & Co., Ltd.                                    2,900    119,101
    WATAMI Co., Ltd.                                       5,500     81,291
    Watts Co., Ltd.                                        1,100     11,622
    WDB Holdings Co., Ltd.                                 2,700     96,156
    Weathernews, Inc.                                      1,500     46,565
    Welcia Holdings Co., Ltd.                              4,600    195,725
    Wellnet Corp.                                          2,400     26,204
    West Holdings Corp.                                    6,900     46,686
    West Japan Railway Co.                                 4,200    315,933
    WIN-Partners Co., Ltd.                                 5,300     74,064
    WirelessGate, Inc.                                     2,100     27,670
    Wood One Co., Ltd.                                     2,000     32,103
    World Holdings Co., Ltd.                               2,100     70,909
    Wowow, Inc.                                            3,000     93,831

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Xebio Holdings Co., Ltd.                               9,900 $  211,093
    YA-MAN, Ltd.                                           5,000     83,537
#   YAC Holdings Co., Ltd.                                 2,400     24,898
    Yachiyo Industry Co., Ltd.                             2,600     40,283
    Yagi & Co., Ltd.                                       1,400     37,783
    Yahagi Construction Co., Ltd.                          8,500     71,714
#   Yahoo Japan Corp.                                     38,000    183,288
    Yaizu Suisankagaku Industry Co., Ltd.                  1,500     16,485
    Yakult Honsha Co., Ltd.                                1,500    125,931
    Yakuodo Co., Ltd.                                      3,300    101,172
    YAMABIKO Corp.                                        14,000    230,946
    YAMADA Consulting Group Co., Ltd.                      4,000    124,946
#   Yamada Denki Co., Ltd.                                96,788    574,743
    Yamagata Bank, Ltd. (The)                             10,100    222,281
    Yamaguchi Financial Group, Inc.                       46,000    540,794
    Yamaha Corp.                                          13,200    545,852
    Yamaha Motor Co., Ltd.                                39,500  1,319,695
    Yamaichi Electronics Co., Ltd.                         9,200    191,885
    Yamanashi Chuo Bank, Ltd. (The)                       53,000    225,061
#   Yamashina Corp.                                       25,000     33,435
    Yamatane Corp.                                         3,200     61,972
    Yamato Corp.                                           4,600     35,994
    Yamato Holdings Co., Ltd.                             36,400    940,025
    Yamato Kogyo Co., Ltd.                                14,600    418,317
    Yamaura Corp.                                          2,400     20,787
    Yamaya Corp.                                           1,800     53,077
    Yamazaki Baking Co., Ltd.                             49,000    966,731
    Yamazawa Co., Ltd.                                     1,300     20,891
    Yamazen Corp.                                         14,500    176,711
    Yaoko Co., Ltd.                                        8,800    428,282
    Yashima Denki Co., Ltd.                                3,000     26,381
    Yaskawa Electric Corp.                                27,200  1,407,701
    Yasuda Logistics Corp.                                 4,200     41,570
#   Yasunaga Corp.                                         2,600     65,882
    Yellow Hat, Ltd.                                       4,200    126,948
    Yodogawa Steel Works, Ltd.                             7,500    232,597
    Yokogawa Bridge Holdings Corp.                        11,700    301,346
    Yokogawa Electric Corp.                               41,800    891,754
#   Yokohama Reito Co., Ltd.                              14,000    143,663
    Yokohama Rubber Co., Ltd. (The)                       46,000  1,174,344
#   Yokowo Co., Ltd.                                       6,300    125,078
    Yomeishu Seizo Co., Ltd.                               2,100     48,397
    Yomiuri Land Co., Ltd.                                 1,699     76,341
#   Yondenko Corp.                                         1,200     30,957
#   Yondoshi Holdings, Inc.                                4,100    105,407
#   Yonex Co., Ltd.                                        1,400      9,734
    Yorozu Corp.                                           8,100    175,124
    Yoshinoya Holdings Co., Ltd.                           7,000    123,963
    Yossix Co., Ltd.                                         700     22,830
    Yotai Refractories Co., Ltd.                           5,800     34,870
    Yuasa Trading Co., Ltd.                                6,300    225,522
    Yuken Kogyo Co., Ltd.                                  1,100     29,840
#   Yume No Machi Souzou Iinkai Co., Ltd.                  6,100    103,068

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
#   Yumeshin Holdings Co., Ltd.                              6,500 $     76,701
    Yurtec Corp.                                            15,000      122,197
    Yushiro Chemical Industry Co., Ltd.                      3,700       59,186
    Zaoh Co., Ltd.                                           1,100       20,299
    Zenitaka Corp. (The)                                     1,000       57,538
    Zenkoku Hosho Co., Ltd.                                  6,200      290,627
    Zenrin Co., Ltd.                                         6,800      233,975
    Zensho Holdings Co., Ltd.                               16,000      280,588
    Zeon Corp.                                              59,000      890,430
    ZERIA Pharmaceutical Co., Ltd.                           4,600       92,105
*   ZIGExN Co., Ltd.                                         5,800       60,327
#   Zojirushi Corp.                                         12,300      151,214
#   Zuiko Corp.                                              1,100       37,708
    Zuken, Inc.                                              3,700       62,438
                                                                   ------------
TOTAL JAPAN                                                         588,647,639
                                                                   ------------
MALAYSIA -- (0.6%)
#   7-Eleven Malaysia Holdings Bhd Class B                  95,000       38,018
#   Aeon Co. M Bhd                                         180,200       75,524
    Aeon Credit Service M Bhd                               35,949      124,012
    Affin Holdings Bhd                                      97,400       63,222
    AirAsia Bhd                                            632,600      671,704
#*  AirAsia X Bhd                                          882,200       91,654
    Ajinomoto Malaysia Bhd                                   8,000       42,165
    Alliance Bank Malaysia Bhd                             315,600      350,342
    AMMB Holdings Bhd                                      348,200      430,463
    Ann Joo Resources Bhd                                   70,900       63,430
    Astro Malaysia Holdings Bhd                            138,200       92,105
    Axiata Group Bhd                                       314,355      457,793
    Batu Kawan Bhd                                           2,600       13,199
#*  Berjaya Assets BHD                                     176,800       18,568
*   Berjaya Corp. Bhd                                    1,139,136       99,353
    Berjaya Food Bhd                                        35,000       15,699
    Berjaya Sports Toto Bhd                                287,406      166,612
*   Bermaz Auto Bhd                                         80,100       46,003
    BIMB Holdings Bhd                                       87,600       93,186
    Boustead Holdings Bhd                                  133,500       98,242
    Boustead Plantations Bhd                                89,900       38,945
    British American Tobacco Malaysia Bhd                   20,000      175,307
*   Bumi Armada Bhd                                        810,800      174,998
#   Bursa Malaysia Bhd                                     109,100      304,916
    CAB Cakaran Corp. Bhd                                  180,900       42,426
    Cahya Mata Sarawak Bhd                                 136,600      152,348
    Carlsberg Brewery Malaysia Bhd                          36,800      150,440
#   CB Industrial Product Holding Bhd                       88,300       40,269
    CCM Duopharma Biotech Bhd                               22,123       15,703
    Century Logistics Holdings Bhd Class B                  80,400       20,093
    CIMB Group Holdings Bhd                                317,930      590,636
    Coastal Contracts Bhd                                   22,700        7,614
    Cypark Resources Bhd                                    35,200       23,805
    D&O Green Technologies Bhd                             241,100       40,735
#   Dagang NeXchange Bhd                                   236,200       29,034

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
MALAYSIA -- (Continued)
#   Datasonic Group Bhd                                   113,400 $   34,280
*   Dayang Enterprise Holdings Bhd                         39,800      8,234
*   Destinii Bhd                                          262,000     40,538
    Dialog Group Bhd                                      131,400     86,167
    DiGi.Com Bhd                                          117,900    149,625
#   DRB-Hicom Bhd                                         270,000    179,775
    Dutch Lady Milk Industries Bhd                          3,800     61,485
#   Eastern & Oriental Bhd                                209,050     76,612
*   Eco World Development Group Bhd                       385,600    138,545
#   Econpile Holldings Bhd                                100,000     31,798
    Ekovest Bhd                                           333,800     85,020
#   Evergreen Fibreboard Bhd                               78,450     11,554
#   Felda Global Ventures Holdings Bhd                    732,400    377,217
    Fraser & Neave Holdings Bhd                             3,400     25,423
    Gabungan AQRS Bhd                                      50,500     25,106
#   Gadang Holdings Bhd                                   148,150     44,041
    Gamuda Bhd                                            211,000    276,933
    Gas Malaysia Bhd                                       64,000     45,267
#   Genting Bhd                                           471,600  1,164,007
#   Genting Malaysia Bhd                                  208,700    294,831
    Genting Plantations Bhd                                26,200     67,311
#   George Kent Malaysia BHD                               75,750     74,177
#   Globetronics Technology Bhd                            52,700     85,411
*   Green Packet Bhd                                      174,400     23,730
    Hai-O Enterprise Bhd                                   49,800     68,812
#   HAP Seng Consolidated Bhd                              63,700    158,785
    Hartalega Holdings Bhd                                 64,000    194,103
    Heineken Malaysia Bhd                                  25,700    125,812
*   Hengyuan Refining Co. Bhd                              48,500    159,918
#   HeveaBoard Bhd                                        130,500     33,427
    Hiap Teck Venture Bhd                                 299,100     38,344
*   Hibiscus Petroleum Bhd                                507,500    126,360
    Hong Leong Bank Bhd                                    48,880    232,969
    Hong Leong Financial Group Bhd                         42,578    202,549
    Hong Leong Industries Bhd                              19,300     48,030
    HSS Engineers Bhd                                      70,500     29,110
    IHH Healthcare Bhd                                     34,000     52,446
    IJM Corp. Bhd                                         454,800    360,265
    Inari Amertron Bhd                                    434,350    367,063
    Insas Bhd                                             185,000     45,944
    IOI Corp. Bhd                                         133,000    159,837
    IOI Properties Group Bhd                              379,625    193,760
*   Iris Corp. Bhd                                        499,300     27,582
#*  Iskandar Waterfront City Bhd                          133,400     46,790
*   JAKS Resources Bhd                                    155,300     69,273
    Jaya Tiasa Holdings Bhd                               117,200     32,076
    JCY International Bhd                                 290,600     31,994
#   Karex Bhd                                              48,450     14,267
    Kerjaya Prospek Group Bhd                              47,700     49,737
    Kesm Industries Bhd                                     7,900     40,388
#*  KNM Group Bhd                                         580,320     37,039
    Kossan Rubber Industries                               67,100    149,052
    KPJ Healthcare Bhd                                    463,600    115,220

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
MALAYSIA -- (Continued)
#*  KSL Holdings Bhd                                      135,319 $ 35,701
    Kuala Lumpur Kepong Bhd                                22,100  143,008
*   Lafarge Malayan Bhd                                    55,000   78,564
    Land & General Bhd                                    399,300   21,417
    LBS Bina Group Bhd                                     91,900   55,771
    Lii Hen Indsustries Bhd                                74,300   59,018
    Lingkaran Trans Kota Holdings Bhd                      42,500   62,542
*   Lion Industries Corp. Bhd                              95,700   31,941
    LPI Capital Bhd                                        30,500  152,924
    Magni-Tech Industries Bhd                              62,700   79,965
    Magnum Bhd                                            239,200  113,497
    Mah Sing Group Bhd                                    406,175  149,415
    Malakoff Corp. Bhd                                    230,500   56,146
    Malayan Banking Bhd                                   173,854  450,320
    Malayan Flour Mills Bhd                               121,400   68,112
*   Malayan United Industries Bhd                         233,900   13,167
    Malaysia Airports Holdings Bhd                        120,400  279,356
    Malaysia Building Society Bhd                         473,333  141,825
#*  Malaysia Marine and Heavy Engineering Holdings Bhd     61,800   12,571
    Malaysian Pacific Industries Bhd                       32,900   88,481
#   Malaysian Resources Corp. Bhd                         402,000  123,298
#   Malton Bhd                                             92,900   22,248
    Matrix Concepts Holdings Bhd                          158,966   88,891
    Maxis Bhd                                              62,600   97,571
    MBM Resources Bhd                                      26,700   16,095
    Media Prima Bhd                                       204,800   35,685
    Mega First Corp. Bhd                                   61,400   59,090
    MISC Bhd                                              140,200  270,845
#   Mitrajaya Holdings Bhd                                 98,500   24,720
    MKH Bhd                                               100,700   43,641
    MMC Corp. Bhd                                         137,400   70,331
*   MNRB Holdings Bhd                                      33,400   22,512
#*  Mudajaya Group Bhd                                     55,800   13,230
    Muhibbah Engineering M Bhd                            111,200   90,311
*   Mulpha International Bhd                               39,460   25,704
#   My EG Services Bhd                                    225,900  144,734
    Nestle Malaysia Bhd                                     1,200   34,861
    NTPM Holdings Bhd                                     104,000   15,450
*   OCK Group Bhd                                         171,300   37,927
#   Oldtown Bhd                                            91,800   71,813
    Oriental Holdings Bhd                                  42,400   70,760
#   OSK Holdings Bhd                                      270,450   72,167
    Padini Holdings Bhd                                   116,700  152,353
*   Parkson Holdings Bhd                                   70,119    9,510
*   Pentamaster Corp., Bhd                                 29,600   19,671
*   Perdana Petroleum Bhd                                  12,093    1,210
    PESTECH International Bhd                             154,500   72,044
    Petron Malaysia Refining & Marketing Bhd               31,700   93,547
    Petronas Chemicals Group Bhd                          109,100  227,413
    Petronas Dagangan Bhd                                  13,400   84,416
    Petronas Gas Bhd                                       21,900  100,402
    Pie Industrial BHD                                     20,300    9,108
    Pos Malaysia Bhd                                       50,700   64,026

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
MALAYSIA -- (Continued)
    PPB Group Bhd                                            46,400 $207,343
    Press Metal Aluminium Holdings Bhd                      361,200  535,636
    Protasco Bhd                                             73,625   20,592
    Public Bank Bhd                                         109,400  616,650
    QL Resources Bhd                                        155,350  191,368
    RGB International Bhd                                   284,600   19,981
    RHB Bank Bhd                                            124,057  173,072
    Sam Engineering & Equipment M Bhd                        10,100   18,657
    Sapura Energy Bhd                                     1,734,600  333,883
    Sarawak Oil Palms Bhd                                    91,800   88,239
    SCGM Bhd                                                 20,700   12,135
    Scientex Bhd                                             71,800  161,207
    Shangri-La Hotels Malaysia Bhd                           17,500   22,186
    Sime Darby Bhd                                           98,670   77,351
*   Sime Darby Plantation Bhd(BF6RHY2)                       98,670  139,230
*   Sime Darby Plantation Bhd(BF6RHX1)                       98,670   39,997
*   Sino Hua-An International Bhd                           142,900   19,277
    SKP Resources Bhd                                       153,300   76,996
    SP Setia Bhd Group                                       98,562   78,612
    Star Media Group Bhd                                     62,900   22,405
*   Sumatec Resources Bhd                                   822,800   16,527
*   Sunsuria Bhd                                             44,400   14,291
    Sunway Bhd                                              370,703  167,789
#   Sunway Construction Group Bhd                            94,890   62,387
    Supermax Corp. Bhd                                      141,600   79,422
    Syarikat Takaful Malaysia Bhd                           110,800  105,951
#   Ta Ann Holdings Bhd                                      82,080   69,940
    TA Enterprise Bhd                                       293,000   47,637
    TA Global Bhd                                           228,100   21,062
    Taliworks Corp. Bhd                                      41,200   11,506
    TDM Bhd                                                 268,620   32,103
    Telekom Malaysia Bhd                                     56,000   88,336
    Tenaga Nasional Bhd                                      81,700  330,399
    Thong Guan Industries Bhd                                14,600   14,527
#   Time dotCom Bhd                                          36,300   81,566
    Tiong NAM Logistics Holdings                             56,304   17,445
    Top Glove Corp. Bhd                                     124,800  296,082
    Tropicana Corp. Bhd                                      93,378   21,906
    Tune Protect Group Bhd                                  191,000   50,872
    UEM Edgenta Bhd                                          74,800   47,920
*   UEM Sunrise Bhd                                         526,400  152,158
*   UMW Holdings Bhd                                        157,500  274,624
#*  UMW Oil & Gas Corp. Bhd                               1,515,873  125,724
    Unisem M Bhd                                            254,900  197,125
    UOA Development Bhd                                     163,100  105,213
    ViTrox Corp. Bhd                                         13,400   21,679
#   VS Industry Bhd                                         298,500  233,378
*   WCT Holdings Bhd                                        265,050  106,037
    Wellcall Holdings Bhd                                    53,700   21,172
    Westports Holdings Bhd                                  135,300  121,542
    Yinson Holdings Bhd                                     155,600  168,120
*   YNH Property Bhd                                         60,093   21,533
    YTL Corp. Bhd                                         1,281,426  502,609

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    YTL Power International Bhd                             234,906 $    75,290
                                                                    -----------
TOTAL MALAYSIA                                                       22,414,616
                                                                    -----------
MEXICO -- (0.7%)
    Alfa S.A.B. de C.V. Class A                           1,017,264   1,272,964
#   Alpek S.A.B. de C.V.                                    194,769     281,609
#   Alsea S.A.B. de C.V.                                    158,827     519,702
    America Movil S.A.B. de C.V. Series L                   810,955     759,464
    America Movil S.A.B. de C.V. Series L ADR                26,000     486,200
    Arca Continental S.A.B. de C.V.                          65,518     476,747
#*  Axtel S.A.B. de C.V.                                    420,313     107,722
#   Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand ADR                   5,600      43,792
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B             195,648     308,529
    Banregio Grupo Financiero S.A.B. de C.V.                100,701     626,116
    Bolsa Mexicana de Valores S.A.B. de C.V.                 78,342     150,187
#*  Cemex S.A.B. de C.V.                                  1,559,320   1,297,775
*   Cemex S.A.B. de C.V. Sponsored ADR                       40,226     333,477
    Coca-Cola Femsa S.A.B. de C.V. Series L                  28,752     220,092
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                800      60,960
    Consorcio ARA S.A.B. de C.V. Series *                   237,191      99,404
#* Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR 4,146 35,158 #* Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                               107,898      92,467
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                 112,593     155,232
    Credito Real S.A.B. de C.V. SOFOM ER                     61,892      83,136
#   El Puerto de Liverpool S.A.B. de C.V. Class C1           19,894     147,497
*   Elementia S.A.B. de C.V.                                  3,700       4,956
#*  Empresas ICA S.A.B. de C.V.                              42,400         530
#   Fomento Economico Mexicano S.A.B. de C.V.               135,768   1,325,455
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR                                                     1,681     163,965
#*  Genomma Lab Internacional S.A.B. de C.V. Class B        418,247     457,983
#   Gentera S.A.B. de C.V.                                  444,917     403,758
    Gruma S.A.B. de C.V. Class B                             64,299     768,890
*   Grupo Aeromexico S.A.B. de C.V.                          76,248     120,527
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.      71,923     366,267
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR       1,600     167,760
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                                21,861     229,125
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR          500      97,105
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                                18,655     362,851
#   Grupo Bimbo S.A.B. de C.V. Series A                     120,617     294,094
    Grupo Carso S.A.B. de C.V. Series A1                     80,084     301,330
    Grupo Cementos de Chihuahua S.A.B. de C.V.               13,059      73,898
    Grupo Comercial Chedraui S.A. de C.V.                   106,789     237,599
#   Grupo Elektra S.A.B. de C.V.                             12,142     443,282
*   Grupo Famsa S.A.B. de C.V. Class A                       60,103      38,493
    Grupo Financiero Banorte S.A.B. de C.V. Class O         131,291     840,861
    Grupo Financiero Inbursa S.A.B. de C.V. Class O         270,413     478,445
    Grupo Financiero Interacciones SA de C.V. Class O        39,596     191,005
    Grupo Herdez S.A.B. de C.V. Series *                    102,124     240,828
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                   49,584      29,225
    Grupo Industrial Saltillo S.A.B. de C.V.                  7,630      13,734
#   Grupo Lala S.A.B. de C.V.                                82,509     132,153

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
MEXICO -- (Continued)
    Grupo Mexico S.A.B. de C.V. Series B                  487,215 $ 1,720,406
    Grupo Rotoplas S.A.B. de C.V.                          30,915      49,317
    Grupo Sanborns S.A.B. de C.V.                          58,649      65,229
*   Grupo Simec S.A.B. de C.V. Series B                    29,596     102,169
#   Grupo Televisa S.A.B. Series CPO                      249,610   1,033,350
    Grupo Televisa S.A.B. Sponsored ADR                    14,900     308,430
*   Hoteles City Express S.A.B. de C.V.                    99,087     126,868
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                                18,300      34,414
#   Industrias Bachoco S.A.B. de C.V. Series B             59,438     306,072
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR           200      12,388
#*  Industrias CH S.A.B. de C.V. Series B                  66,709     298,962
    Industrias Penoles S.A.B. de C.V.                      48,407   1,121,761
    Infraestructura Energetica Nova S.A.B. de C.V.         47,449     247,293
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A       183,000     342,859
*   La Comer S.A.B. de C.V.                               143,111     145,712
    Megacable Holdings S.A.B. de C.V.                     131,091     600,736
#   Mexichem S.A.B. de C.V.                               294,873     836,372
*   Minera Frisco S.A.B. de C.V. Class A1                 129,447      85,548
    Nemak S.A.B. de C.V.                                  156,534     131,036
    Organizacion Cultiba S.A.B. de C.V.                     8,550       7,166
*   Organizacion Soriana S.A.B. de C.V. Class B            50,685     110,810
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                         1,940      15,217
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                        39,972     409,240
#   Qualitas Controladora S.A.B. de C.V.                   54,504     136,379
    Rassini S.A.B. de C.V.                                 17,558      71,546
    Rassini S.A.B. De C.V. Class A                          5,600      11,680
*   Telesites S.A.B. de C.V.                              121,080      91,078
#   TV Azteca S.A.B. de C.V.                              607,531     109,678
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR             31,964     116,784
    Vitro S.A.B. de C.V. Series A                          15,685      58,866
    Wal-Mart de Mexico S.A.B. de C.V.                     186,983     467,765
                                                                  -----------
TOTAL MEXICO                                                       24,517,480
                                                                  -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV                                 41,670   2,275,130
    ABN AMRO Group NV                                      38,486   1,302,676
    Accell Group                                            7,964     230,392
    Aegon NV(2008411)                                       3,374      22,909
    Aegon NV(5927375)                                     269,384   1,840,833
    Akzo Nobel NV                                          47,175   4,415,228
#*  Altice NV Class A                                      16,720     179,309
*   Altice NV Class B                                       4,940      52,993
    AMG Advanced Metallurgical Group NV                    11,974     640,297
    Amsterdam Commodities NV                                7,639     235,682
    APERAM SA                                              14,895     885,820
    Arcadis NV                                             20,480     464,686
*   ArcelorMittal(BYPBS67)                                102,163   3,700,069
#*  ArcelorMittal(BD4H9V1)                                 10,693     389,130
    ASM International NV                                   13,440     967,211
#   ASML Holding NV(B908F01)                               13,772   2,795,165
    ASML Holding NV(B929F46)                                1,499     303,905
    ASR Nederland NV                                          271      11,837

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
NETHERLANDS -- (Continued)
*   Basic-Fit NV                                            4,802 $  130,435
    BE Semiconductor Industries NV                         18,257  1,757,000
#   Beter Bed Holding NV                                    7,231    113,332
#   BinckBank NV                                           24,937    134,950
    Boskalis Westminster                                   24,824    990,572
    Brunel International NV                                 5,294    103,633
    Coca-Cola European Partners P.L.C.                     22,187    890,831
    Corbion NV                                             28,374    927,589
    Flow Traders                                            3,694     92,350
    ForFarmers NV                                           8,024    100,885
*   Fugro NV                                               19,898    331,728
    Gemalto NV(B9MS8P5)                                    15,142    934,033
    Gemalto NV(B011JK4)                                       691     42,698
    GrandVision NV                                          5,541    129,045
*   Heijmans NV                                             8,902    107,400
    Heineken NV                                            15,493  1,741,244
    Hunter Douglas NV                                       2,002    176,891
    IMCD Group NV                                          10,389    693,993
    ING Groep NV                                          219,511  4,310,155
#   ING Groep NV Sponsored ADR                             38,057    749,723
    KAS Bank NV                                             4,833     62,115
    Kendrion NV                                             6,081    320,147
    Koninklijke Ahold Delhaize NV                         170,719  3,813,854
    Koninklijke Ahold Delhaize NV Sponsored ADR               877     19,549
#   Koninklijke BAM Groep NV                               67,265    328,819
    Koninklijke DSM NV                                     29,961  3,097,741
    Koninklijke KPN NV                                    416,493  1,459,497
    Koninklijke Philips NV(2614313)                        48,228  1,965,773
    Koninklijke Philips NV(5986622)                        64,873  2,644,207
    Koninklijke Vopak NV                                   29,083  1,312,813
*   Lucas Bols NV                                             799     18,352
    Nederland Apparatenfabriek                              1,265     78,915
    NN Group NV                                            43,756  2,063,742
*   OCI NV                                                 36,033    914,774
    Ordina NV                                              45,331     89,766
    Philips Lighting NV                                    19,103    751,129
    PostNL NV                                             103,450    515,773
    Randstad Holding NV                                    35,295  2,491,458
    Refresco Group NV                                      18,311    451,863
    RELX NV                                                48,598  1,076,130
    RELX NV Sponsored ADR                                   3,667     80,518
    SBM Offshore NV                                        53,675  1,002,473
    Sligro Food Group NV                                    8,955    466,871
    TKH Group NV                                           14,428    959,139
*   TomTom NV                                              34,886    379,808
#   Unilever NV(B12T3J1)                                   14,586    841,935
#   Unilever NV(2416542)                                   43,124  2,479,199
    Van Lanschot Kempen NV                                  2,890     98,060
#   Wessanen                                               32,320    694,422

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                      37,368 $ 1,977,899
                                                                  -----------
TOTAL NETHERLANDS                                                  67,628,500
                                                                  -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                     106,585     725,200
    Air New Zealand, Ltd.                                 290,257     658,029
    Auckland International Airport, Ltd.                   53,995     266,028
#   CBL Corp., Ltd.                                         5,391      12,769
    Chorus, Ltd.                                          123,790     375,790
    Contact Energy, Ltd.                                   95,412     392,994
    EBOS Group, Ltd.                                       21,642     292,882
    Fisher & Paykel Healthcare Corp., Ltd.                 80,671     791,033
    Fletcher Building, Ltd.(6341606)                      124,377     717,507
#   Fletcher Building, Ltd.(6341617)                        2,494      14,289
#   Fonterra Co-operative Group, Ltd.                      21,119      96,505
    Freightways, Ltd.                                      32,185     189,627
    Genesis Energy, Ltd.                                  106,360     195,010
    Gentrack Group, Ltd.                                    6,028      27,333
    Hallenstein Glasson Holdings, Ltd.                     15,620      49,100
    Heartland Bank, Ltd.                                  107,896     164,446
    Infratil, Ltd.                                        107,760     257,696
    Kathmandu Holdings, Ltd.                               32,481      58,128
    Mainfreight, Ltd.                                      25,513     484,287
    Mercury NZ, Ltd.                                       54,040     137,165
    Meridian Energy, Ltd.                                  55,750     119,154
    Metlifecare, Ltd.                                      46,593     212,747
    Metro Performance Glass, Ltd.                           5,907       4,092
    New Zealand Refining Co., Ltd. (The)                   56,509     104,146
    NZME, Ltd.                                             54,459      33,270
    NZX, Ltd.                                              50,484      42,125
#   Port of Tauranga, Ltd.                                 43,709     165,545
    Restaurant Brands New Zealand, Ltd.                    37,926     210,203
#   Ryman Healthcare, Ltd.                                 27,115     218,943
    Sanford, Ltd.                                           2,704      15,975
    Scales Corp., Ltd.                                     22,288      78,938
    Skellerup Holdings, Ltd.                               38,146      51,493
    SKY Network Television, Ltd.                           76,992     165,198
    SKYCITY Entertainment Group, Ltd.                     223,149     681,274
    Spark New Zealand, Ltd.                               295,490     781,638
    Steel & Tube Holdings, Ltd.                            27,815      44,480
    Summerset Group Holdings, Ltd.                         94,344     399,710
*   Synlait Milk, Ltd.                                      9,220      47,541
    Tilt Renewables, Ltd.                                   1,960       2,894
    Tourism Holdings, Ltd.                                 64,447     278,106
*   Tower, Ltd.                                            33,200      16,113
    Trade Me Group, Ltd.                                   97,820     325,099
#   Trustpower, Ltd.                                        6,999      27,822
    Turners Automotive Group, Ltd.                          5,881      13,877
    Vector, Ltd.                                           29,600      74,586
    Warehouse Group, Ltd. (The)                             9,300      14,102
*   Xero, Ltd.                                              3,239      82,112

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
NEW ZEALAND -- (Continued)
    Z Energy, Ltd.                                         97,604 $   549,580
                                                                  -----------
TOTAL NEW ZEALAND                                                  10,666,581
                                                                  -----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA                        150,605     121,368
    AF Gruppen ASA                                            584       9,428
*   Akastor ASA                                            54,512     110,440
    Aker ASA Class A                                        8,644     495,332
    Aker BP ASA                                            31,110     900,264
*   Aker Solutions ASA                                     40,684     234,613
    American Shipping Co. ASA                              15,007      44,778
*   Archer, Ltd.                                           18,467      25,256
    Atea ASA                                               27,341     423,252
    Austevoll Seafood ASA                                  40,040     314,567
#*  Avance Gas Holding, Ltd.                                9,395      25,491
#*  Axactor AB                                            230,406      83,042
    Bakkafrost P/F                                         12,327     502,347
    Bonheur ASA                                             7,121      87,097
    Borregaard ASA                                         30,703     274,101
#*  BW LPG, Ltd.                                           29,406     138,897
*   BW Offshore, Ltd.                                      33,217     165,615
    DNB ASA                                                68,676   1,395,857
*   DNO ASA                                               247,716     316,557
*   DOF ASA                                               284,106      23,943
    Ekornes ASA                                             9,327     141,222
    Entra ASA                                              10,642     160,847
#*  Fred Olsen Energy ASA                                  13,177      37,402
    Frontline, Ltd.                                        25,328     117,496
    Gjensidige Forsikring ASA                              15,951     300,909
    Grieg Seafood ASA                                      28,402     250,979
*   Hexagon Composites ASA                                 31,668     104,618
    Hoegh LNG Holdings, Ltd.                                4,283      33,414
*   Kongsberg Automotive ASA                              161,629     208,332
    Kongsberg Gruppen ASA                                   5,300     107,998
*   Kvaerner ASA                                           55,434     118,119
    Leroy Seafood Group ASA                                68,248     347,561
    Marine Harvest ASA                                     40,861     707,539
#*  NEL ASA                                                60,024      23,746
*   Nordic Nanovector ASA                                   2,020      20,126
#*  Nordic Semiconductor ASA                               19,943     118,717
    Norsk Hydro ASA                                        90,419     658,372
    Norway Royal Salmon ASA                                 4,117      66,065
#*  Norwegian Air Shuttle ASA                              10,274     300,814
*   Norwegian Finans Holding ASA                           25,621     292,536
    Norwegian Property ASA                                 30,113      42,577
    Ocean Yield ASA                                        23,803     214,651
*   Odfjell Drilling, Ltd.                                 19,762      93,165
    Olav Thon Eiendomsselskap ASA                           3,016      60,916
    Orkla ASA                                              25,862     269,125
#*  Otello Corp. ASA                                       27,542      86,251
#*  Petroleum Geo-Services ASA                            111,382     330,769
#*  Prosafe SE                                              9,807      14,992

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
    Protector Forsikring ASA                                 18,958 $   230,041
*   REC Silicon ASA                                         781,031     116,664
    Salmar ASA                                                9,965     270,944
    Sbanken ASA                                               1,307      13,464
    Scatec Solar ASA                                         39,594     232,117
    Schibsted ASA Class A                                     4,875     156,902
    Schibsted ASA Class B                                     4,500     135,967
    Selvaag Bolig ASA                                         8,871      39,149
    SpareBank 1 SR-Bank ASA                                  35,050     418,370
    Statoil ASA                                             109,622   2,568,587
#   Statoil ASA Sponsored ADR                                 7,404     173,550
    Stolt-Nielsen, Ltd.                                       9,071     122,008
    Storebrand ASA                                           91,879     822,447
    Subsea 7 SA                                              59,998     934,538
#   Telenor ASA                                              26,229     613,225
    TGS NOPEC Geophysical Co. ASA                            27,026     678,959
    Tomra Systems ASA                                        29,260     495,595
    Treasure ASA                                             11,068      20,272
    Veidekke ASA                                             12,605     134,859
*   Wallenius Wilhelmsen Logistics                            6,093      50,724
    Wilh Wilhelmsen Holding ASA Class A                       3,780     124,798
    XXL ASA                                                  15,631     193,233
    Yara International ASA                                   10,860     522,374
                                                                    -----------
TOTAL NORWAY                                                         19,990,290
                                                                    -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                1,856      23,867
    Cia de Minas Buenaventura SAA ADR                         1,300      20,059
    Credicorp, Ltd.                                           1,928     446,583
*   Fossal SAA ADR                                              235         212
*   Grana y Montero SAA Sponsored ADR                         5,845      17,067
                                                                    -----------
TOTAL PERU                                                              507,788
                                                                    -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                            73,140     109,382
    Aboitiz Power Corp.                                      69,500      55,621
*   Alliance Global Group, Inc.                             674,200     201,578
*   Apex Mining Co., Inc.                                   780,000      22,985
    Ayala Corp.                                              11,910     243,814
    Ayala Land, Inc.                                        207,300     178,838
    Bank of the Philippine Islands                           58,990     136,987
    BDO Unibank, Inc.                                       132,433     394,648
    Belle Corp.                                           1,052,000      78,508
*   Bloomberry Resorts Corp.                              1,637,600     391,808
    Cebu Air, Inc.                                           84,490     163,171
    Century Pacific Food, Inc.                              148,400      45,167
    China Banking Corp.                                      65,792      46,549
    Cosco Capital, Inc.                                     605,700      84,977
    D&L Industries, Inc.                                    510,800     121,201
    DMCI Holdings, Inc.                                   1,282,700     360,057
*   DoubleDragon Properties Corp.                           113,900      84,787
    East West Banking Corp.                                 116,700      65,725

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
PHILIPPINES -- (Continued)
*   EEI Corp.                                               105,400 $ 25,316
    Emperador, Inc.                                         463,900   73,802
    Energy Development Corp.                                453,211   50,145
    Filinvest Land, Inc.                                  3,884,000  141,414
    First Gen Corp.                                         302,000   94,021
    First Philippine Holdings Corp.                          93,980  113,226
*   Global Ferronickel Holdings, Inc.                       434,333   21,478
*   Global-Estate Resorts, Inc.                             764,000   19,691
    Globe Telecom, Inc.                                       7,840  290,312
    GT Capital Holdings, Inc.                                12,360  324,249
    Integrated Micro-Electronics, Inc.                      179,500   67,189
    International Container Terminal Services, Inc.         116,760  257,964
    JG Summit Holdings, Inc.                                178,570  266,526
    Jollibee Foods Corp.                                     41,950  232,665
    Lopez Holdings Corp.                                    670,500   71,896
    LT Group, Inc.                                          432,900  189,437
    Manila Electric Co.                                      16,880  111,438
    Manila Water Co., Inc.                                  245,200  135,112
    Megawide Construction Corp.                             253,800  105,976
    Megaworld Corp.                                       2,523,200  243,490
*   Melco Resorts And Entertainment Philippines Corp.       339,000   56,200
    Metro Pacific Investments Corp.                       1,596,500  201,031
    Metropolitan Bank & Trust Co.                            82,844  160,583
    Nickel Asia Corp.                                       583,600   74,908
    Pepsi-Cola Products Philippines, Inc.                    13,000      734
    Petron Corp.                                            886,000  165,871
    Philex Mining Corp.                                     319,400   41,740
*   Philippine National Bank                                 61,670   70,924
    Phinma Energy Corp.                                     261,000    8,288
    Phoenix Petroleum Philippines, Inc.                     107,200   26,341
    Pilipinas Shell Petroleum Corp.                          25,850   31,456
    PLDT, Inc.                                                7,860  239,908
    PLDT, Inc. Sponsored ADR                                    900   27,495
    Premium Leisure Corp.                                   952,000   22,834
    Puregold Price Club, Inc.                               136,600  141,958
    Rizal Commercial Banking Corp.                           55,000   53,809
    Robinsons Land Corp.                                    495,500  201,484
    Robinsons Retail Holdings, Inc.                          64,620  119,291
    San Miguel Corp.                                        105,640  296,629
    San Miguel Pure Foods Co., Inc.                           1,850   22,395
    Security Bank Corp.                                      57,200  274,095
    Semirara Mining & Power Corp.                           230,680  170,482
    SM Investments Corp.                                      5,075  101,159
    SM Prime Holdings, Inc.                                 178,400  128,296
*   SSI Group, Inc.                                         166,000    9,903
    STI Education Systems Holdings, Inc.                    634,000   18,665
    Travellers International Hotel Group, Inc.              284,200   21,958
    Union Bank of the Philippines                            31,730   55,694
    Universal Robina Corp.                                   45,070  141,722

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc.                         1,737,000 $  236,287
                                                                    ----------
TOTAL PHILIPPINES                                                    8,743,290
                                                                    ----------
POLAND -- (0.3%)
*   Alior Bank SA                                            15,551    397,033
    Alumetal SA                                                 710     12,014
    Amica SA                                                  1,379     53,107
*   AmRest Holdings SE                                          800     99,107
    Asseco Poland SA                                         22,666    314,811
    Bank Handlowy w Warszawie SA                              5,275    133,497
*   Bank Millennium SA                                      133,470    382,099
    Bank Pekao SA                                             9,894    401,613
    Bank Zachodni WBK SA                                      3,014    378,056
*   Boryszew SA                                              42,569    122,703
    Budimex SA                                                2,085    128,329
    CCC SA                                                    2,999    258,677
    CD Projekt SA                                             8,801    305,182
*   Ciech SA                                                 14,764    271,692
    Cyfrowy Polsat SA                                        58,962    423,886
    Dom Development SA                                          537     13,350
*   Emperia Holding SA                                          616     18,209
    Enea SA                                                  73,056    240,025
#   Energa SA                                                32,183    115,448
#   Eurocash SA                                               8,043     64,821
    Fabryki Mebli Forte SA                                    1,134     16,567
*   Famur SA                                                 33,936     63,430
*   Getin Holding SA                                        104,700     46,583
*   Getin Noble Bank SA                                     175,051     95,833
    Globe Trade Centre SA                                    30,498     89,274
    Grupa Azoty SA                                           10,318    218,552
    Grupa Kety SA                                             2,350    283,674
    Grupa Lotos SA                                           43,103    763,784
*   Impexmetal SA                                            41,073     52,957
*   ING Bank Slaski SA                                        1,055     69,426
    Inter Cars SA                                               906     77,002
*   Jastrzebska Spolka Weglowa SA                            16,416    476,407
    Kernel Holding SA                                        16,729    254,400
    KGHM Polska Miedz SA                                     17,956    589,300
    KRUK SA                                                   2,567    176,377
    LC Corp. SA                                              19,566     18,360
    LPP SA                                                      138    400,855
    Lubelski Wegiel Bogdanka SA                               3,225     65,088
*   mBank SA                                                  1,606    244,389
    Netia SA                                                 57,421     90,710
    Neuca SA                                                    238     19,183
*   Orange Polska SA                                         80,956    148,411
#   Pfleiderer Group SA                                       6,062     70,256
*   PGE Polska Grupa Energetyczna SA                        130,329    462,890
*   PKP Cargo SA                                              4,953     89,494
*   Polnord SA                                                8,379     26,471
    Polski Koncern Naftowy Orlen SA                          38,846  1,259,961
    Polskie Gornictwo Naftowe i Gazownictwo SA               40,356     79,147

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
*   Powszechna Kasa Oszczednosci Bank Polski SA              44,733 $   609,860
    Powszechny Zaklad Ubezpieczen SA                         21,906     299,430
*   Rafako SA                                                 8,669      13,204
    Stalexport Autostrady SA                                 18,210      24,325
    Stalprodukt SA                                              471      75,611
*   Tauron Polska Energia SA                                376,251     340,775
    Trakcja SA                                               10,194      21,858
#   Warsaw Stock Exchange                                     8,369     119,009
                                                                    -----------
TOTAL POLAND                                                         11,886,512
                                                                    -----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                            29,560     178,666
*   Banco Comercial Portugues SA Class R                  1,495,316     597,042
    CTT-Correios de Portugal SA                              23,403     100,127
    EDP - Energias de Portugal SA                           131,616     461,801
    EDP Renovaveis SA                                        45,219     395,587
    Galp Energia SGPS SA                                     78,831   1,505,851
    Jeronimo Martins SGPS SA                                 25,041     533,379
    Mota-Engil SGPS SA                                       61,175     303,866
    Navigator Co. SA (The)                                   72,578     407,505
    NOS SGPS SA                                             115,279     784,778
#   REN - Redes Energeticas Nacionais SGPS SA                70,476     219,689
    Semapa-Sociedade de Investimento e Gestao                12,083     275,917
    Sonae Capital SGPS SA                                    42,162      55,125
    Sonae SGPS SA                                           367,829     591,134
    Teixeira Duarte SA                                       26,689       8,994
                                                                    -----------
TOTAL PORTUGAL                                                        6,419,461
                                                                    -----------
RUSSIA -- (0.2%)
    Etalon Group P.L.C. GDR(B5TWX80)                         16,911      54,162
    Etalon Group P.L.C. GDR(B5TWX80)                         20,221      64,707
    Gazprom PJSC Sponsored ADR                              204,014   1,027,161
    Globaltrans Investment P.L.C. GDR                         6,249      67,239
    Globaltrans Investment P.L.C. Sponsored GDR               5,753      61,788
*   Lenta, Ltd. GDR(BJ621Y903)                               15,300     107,265
*   Lenta, Ltd. GDR(BJ621Y3)                                 12,009      84,063
    Lukoil PJSC Sponsored ADR(BYZF386)                        1,522     100,224
    Lukoil PJSC Sponsored ADR(BYZDW2900)                      8,682     573,659
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR       17,514     183,557
*   Mail.Ru Group, Ltd. GDR                                   1,819      59,728
*   Mechel PJSC Sponsored ADR                                12,930      65,297
    MegaFon PJSC GDR                                         12,834     124,421
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                    9,222     189,680
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                      2,808      57,873
    Novatek PJSC GDR(B99CZN7)                                   491      65,352
    Novatek PJSC GDR(B0DK750)                                   810     107,940
    Novolipetsk Steel PJSC GDR                                8,327     218,249
    PhosAgro PJSC GDR                                         7,385     117,627
    Ros Agro P.L.C. GDR(B5MTFN7)                              1,362      14,001
    Ros Agro P.L.C. GDR(B5MTFN7)                              2,407      24,750
    Rosneft Oil Co. PJSC GDR(B1N63N5)                        29,128     178,322
    Rosneft Oil Co. PJSC GDR(B17FSC2)                        21,859     134,018

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
RUSSIA -- (Continued)
    Rostelecom PJSC Sponsored ADR                           8,039 $   56,405
    RusHydro PJSC ADR                                     131,916    162,955
    Sberbank of Russia PJSC Sponsored ADR(B3P7N29)          7,280    147,347
    Sberbank of Russia PJSC Sponsored ADR(B5SC091)         99,013  1,995,421
    Severstal PJSC GDR(B8F2W55)                             5,828     95,696
    Severstal PJSC GDR(B1G4YH7)                             6,022     98,903
    Tatneft PJSC Sponsored ADR(BYY37Q908)                   7,972    483,512
    Tatneft PJSC Sponsored ADR(BYY39L6)                     2,356    142,090
    TMK PJSC GDR(B1FY0V4)                                   5,570     33,436
    TMK PJSC GDR(B39TMW4)                                  11,935     71,610
    VEON, Ltd.                                             77,768    295,518
    VTB Bank PJSC GDR(B1W7FX3)                             67,339    127,470
    VTB Bank PJSC GDR(B1W7FX3)                            221,163    418,662
*   X5 Retail Group NV GDR(B07T3T9)                         1,542     59,120
*   X5 Retail Group NV GDR(B07T3T9)                         6,435    247,051
                                                                  ----------
TOTAL RUSSIA                                                       8,116,279
                                                                  ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust                                   217,100    114,899
    Ascendas India Trust                                  132,700    115,303
*   Banyan Tree Holdings, Ltd.                             55,400     26,167
#   Best World International, Ltd.                         81,000     83,306
    Boustead Projects, Ltd.                                 3,600      2,412
    Boustead Singapore, Ltd.                              111,000     69,954
    Breadtalk Group, Ltd.                                  21,500     28,131
    Bukit Sembawang Estates, Ltd.                          28,700    141,880
    CapitaLand, Ltd.                                      332,400    970,494
    Centurion Corp., Ltd.                                  89,000     35,634
    China Aviation Oil Singapore Corp., Ltd.               29,400     36,455
    China Sunsine Chemical Holdings, Ltd.                  35,500     30,261
    Chip Eng Seng Corp., Ltd.                             125,100     96,121
    CITIC Envirotech, Ltd.                                129,900     75,174
    City Developments, Ltd.                                72,800    733,707
*   Cityneon Holdings, Ltd.                                28,800     23,674
    Civmec, Ltd.                                           80,600     33,052
    ComfortDelGro Corp., Ltd.                             430,300    688,038
#*  COSCO Shipping International Singapore Co., Ltd.      365,700    137,812
    CSE Global, Ltd.                                      172,900     48,048
    Dairy Farm International Holdings, Ltd.                23,000    195,165
    DBS Group Holdings, Ltd.                              104,275  2,092,914
    Del Monte Pacific, Ltd.                               160,100     32,930
    Delfi, Ltd.                                             5,000      6,239
    Duty Free International, Ltd.                          42,700      8,930
*   Dyna-Mac Holdings, Ltd.                                38,000      4,264
*   Ezion Holdings, Ltd.                                  547,950     54,795
#*  Ezra Holdings, Ltd.                                   803,479     24,406
    Far East Orchard, Ltd.                                 40,400     46,199
#   First Resources, Ltd.                                 159,000    229,929
#   Food Empire Holdings, Ltd.                            122,200     62,798
    Frasers Centrepoint, Ltd.                              96,900    158,852
    Frencken Group, Ltd.                                  135,900     70,306
    Fu Yu Corp., Ltd.                                     130,800     19,825

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
SINGAPORE -- (Continued)
*   Gallant Venture, Ltd.                                   211,200 $   21,098
    Genting Singapore P.L.C.                                522,800    536,819
    Geo Energy Resources, Ltd.                              208,800     41,317
    GL, Ltd.                                                146,700     95,134
    Golden Agri-Resources, Ltd.                           2,100,200    606,672
    Golden Energy & Resources, Ltd.                          62,400     21,103
    Great Eastern Holdings, Ltd.                              5,700    130,906
    GuocoLand, Ltd.                                          64,100    110,419
*   Halcyon Agri Corp., Ltd.                                 27,000     13,569
    Hanwell Holdings, Ltd.                                   81,500     20,138
    Haw Par Corp., Ltd.                                       3,400     31,231
    Health Management International, Ltd.                    50,531     25,971
    Hi-P International, Ltd.                                 69,200    104,450
    Ho Bee Land, Ltd.                                        67,200    134,004
    Hong Fok Corp., Ltd.                                    138,400     91,226
    Hong Leong Asia, Ltd.                                    63,400     54,931
    Hongkong Land Holdings, Ltd.                             29,000    208,839
    Hutchison Port Holdings Trust                         1,881,300    778,061
    Hyflux, Ltd.                                            178,500     50,987
    iFAST Corp., Ltd.                                        30,100     21,318
    Indofood Agri Resources, Ltd.                           154,600     46,964
    Japfa, Ltd.                                             235,500     93,332
    Jardine Cycle & Carriage, Ltd.                            5,933    180,266
    k1 Ventures, Ltd.                                        68,500     39,686
    Keppel Corp., Ltd.                                      186,700  1,229,369
    Keppel Infrastructure Trust                             394,900    171,740
    Keppel Telecommunications & Transportation, Ltd.         41,500     50,300
    KSH Holdings, Ltd.                                       22,500     13,707
    Lee Metal Group, Ltd.                                    70,100     21,364
    Lian Beng Group, Ltd.                                   117,700     69,165
#   M1, Ltd.                                                 89,800    126,599
    Mandarin Oriental International, Ltd.                    16,600     35,850
    Metro Holdings, Ltd.                                    204,400    180,401
*   Midas Holdings, Ltd.                                    408,200     54,998
*   mm2 Asia, Ltd.                                           43,800     17,017
*   Nam Cheong, Ltd.                                        133,000      1,521
#*  Noble Group, Ltd.                                       332,130     63,010
    NSL, Ltd.                                                15,200     16,262
#   Olam International, Ltd.                                193,300    328,040
    OUE, Ltd.                                               133,700    218,991
    Oversea-Chinese Banking Corp., Ltd.                     172,984  1,700,749
    Oxley Holdings, Ltd.                                    440,160    232,506
    Pan-United Corp., Ltd.                                   35,125     11,252
    Perennial Real Estate Holdings, Ltd.                     31,200     20,595
    Q&M Dental Group Singapore, Ltd.                         79,500     37,932
    QAF, Ltd.                                                92,300     80,246
*   Raffles Education Corp., Ltd.                           162,200     32,803
#   Raffles Medical Group, Ltd.                             227,982    192,751
    RHT Health Trust                                        235,600    146,419
    Riverstone Holdings, Ltd.                                54,100     46,502
*   Rowsley, Ltd.                                           267,200     26,247
    SATS, Ltd.                                               92,200    387,716
    SembCorp Industries, Ltd.                               506,396  1,308,591

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SINGAPORE -- (Continued)
#   SembCorp Marine, Ltd.                                 118,400 $   225,015
    Sheng Siong Group, Ltd.                               106,100      75,241
    SIA Engineering Co., Ltd.                              16,600      42,264
    SIIC Environment Holdings, Ltd.                       307,000     126,363
    Sinarmas Land, Ltd.                                   396,100     116,111
    Sing Holdings, Ltd.                                    63,900      21,648
    Singapore Airlines, Ltd.                              164,800   1,419,371
    Singapore Exchange, Ltd.                               54,700     341,374
#   Singapore Post, Ltd.                                  539,000     530,302
#   Singapore Press Holdings, Ltd.                        276,400     555,038
    Singapore Technologies Engineering, Ltd.              106,300     272,720
    Singapore Telecommunications, Ltd.(B02PY00)           107,000     289,325
    Singapore Telecommunications, Ltd.(B02PY22)           158,800     428,456
#*  Sino Grandness Food Industry Group, Ltd.              203,490      32,398
    Stamford Land Corp., Ltd.                              26,000      10,228
    StarHub, Ltd.                                         105,300     231,687
    Sunningdale Tech, Ltd.                                 68,200     102,324
*   Swiber Holdings, Ltd.                                  29,250         455
    Tai Sin Electric, Ltd.                                 47,100      14,880
*   Tat Hong Holdings, Ltd.                               153,800      56,786
    Tuan Sing Holdings, Ltd.                              133,700      48,697
    UMS Holdings, Ltd.                                    193,500     157,172
    United Engineers, Ltd.                                176,400     354,756
    United Industrial Corp., Ltd.                          38,700      99,655
    United Overseas Bank, Ltd.                            143,216   2,989,336
    UOB-Kay Hian Holdings, Ltd.                            13,000      14,180
    UOL Group, Ltd.                                       105,000     730,163
    Valuetronics Holdings, Ltd.                           177,980     128,624
    Venture Corp., Ltd.                                    94,900   1,662,490
    Wheelock Properties Singapore, Ltd.                   112,200     167,721
    Wilmar International, Ltd.                            230,900     562,325
    Wing Tai Holdings, Ltd.                               218,700     403,556
*   Xinghua Port Holdings, Ltd.                            35,125       4,016
*   Yongnam Holdings, Ltd.                                119,700      31,837
                                                                  -----------
TOTAL SINGAPORE                                                    29,025,672
                                                                  -----------
SOUTH AFRICA -- (2.0%)
    Adcock Ingram Holdings, Ltd.                           26,245     144,981
*   Adcorp Holdings, Ltd.                                   8,176      12,167
    Advtech, Ltd.                                         194,013     281,678
    Aeci, Ltd.                                             52,673     458,363
    African Rainbow Minerals, Ltd.                         40,363     434,082
    Afrimat, Ltd.                                           6,047      15,116
    Alexander Forbes Group Holdings, Ltd.                 189,872     111,789
*   Allied Electronics Corp., Ltd. Class A                 14,542      15,620
    Alviva Holdings, Ltd.                                  44,376      65,261
*   Anglo American Platinum, Ltd.                           9,687     291,170
    AngloGold Ashanti, Ltd.                               116,811   1,302,450
    AngloGold Ashanti, Ltd. Sponsored ADR                 117,913   1,330,059
*   ArcelorMittal South Africa, Ltd.                      133,813      41,619
    Ascendis Health, Ltd.                                  53,024      52,878
    Aspen Pharmacare Holdings, Ltd.                        43,681     998,151

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    Assore, Ltd.                                           10,867 $  288,096
    Astral Foods, Ltd.                                     17,662    353,463
*   Attacq, Ltd.                                           97,378    160,930
*   Aveng, Ltd.                                            94,182     15,340
    AVI, Ltd.                                             115,961  1,053,047
    Balwin Properties, Ltd.                                27,791     12,442
    Barclays Africa Group, Ltd.                           201,115  3,056,365
    Barloworld, Ltd.                                       90,820  1,292,345
    Bid Corp., Ltd.                                        37,623    843,963
    Bidvest Group, Ltd. (The)                             139,043  2,927,711
    Blue Label Telecoms, Ltd.                             168,327    193,096
*   Brait SE                                               71,192    231,466
    Capitec Bank Holdings, Ltd.                             6,397    431,956
    Cashbuild, Ltd.                                        10,876    417,334
    City Lodge Hotels, Ltd.                                14,377    178,236
    Clicks Group, Ltd.                                     45,588    656,087
    Clover Industries, Ltd.                                49,228     62,308
*   Consolidated Infrastructure Group, Ltd.                33,851     10,577
    Coronation Fund Managers, Ltd.                         59,450    394,742
#*  Curro Holdings, Ltd.                                   23,476     76,007
    DataTec, Ltd.                                         123,684    322,306
    Discovery, Ltd.                                        59,619    846,881
    Distell Group, Ltd.                                    12,209    143,059
    DRDGOLD, Ltd.                                          67,874     21,041
    EOH Holdings, Ltd.                                     44,204    238,857
    Exxaro Resources, Ltd.                                 49,508    596,926
#*  Famous Brands, Ltd.                                    17,681    165,718
    FirstRand, Ltd.                                       498,957  2,798,851
    Foschini Group, Ltd. (The)                             84,754  1,386,905
    Gold Fields, Ltd.                                      30,473    131,974
    Gold Fields, Ltd. Sponsored ADR                       419,187  1,794,120
*   Grindrod, Ltd.                                        176,161    194,983
    Group Five, Ltd.                                       21,012     18,050
    Harmony Gold Mining Co., Ltd.                          67,965    116,734
#   Harmony Gold Mining Co., Ltd. Sponsored ADR            41,621     73,669
    Hudaco Industries, Ltd.                                11,339    141,137
    Hulamin, Ltd.                                          28,559     12,994
*   Impala Platinum Holdings, Ltd.                        163,235    501,390
    Imperial Holdings, Ltd.                                61,039  1,463,672
    Investec, Ltd.                                         36,789    289,129
    Invicta Holdings, Ltd.                                  1,753      8,325
    Italtile, Ltd.                                         71,011     81,539
    JSE, Ltd.                                              42,442    673,220
    KAP Industrial Holdings, Ltd.                         523,751    377,675
#   Kumba Iron Ore, Ltd.                                   22,799    689,566
    Lewis Group, Ltd.                                      34,490     97,127
    Liberty Holdings, Ltd.                                 55,237    612,329
    Life Healthcare Group Holdings, Ltd.                  493,317  1,131,507
*   Long4Life, Ltd.                                       128,699     59,580
    Massmart Holdings, Ltd.                                48,815    574,075
    Merafe Resources, Ltd.                                560,795     78,277
    Metair Investments, Ltd.                               67,467    121,310
    MiX Telematics, Ltd.                                    4,997      2,336

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    MiX Telematics, Ltd. Sponsored ADR                      4,576 $   54,454
    MMI Holdings, Ltd.                                    338,187    646,118
    Mondi, Ltd.                                            22,432    600,013
    Mpact, Ltd.                                            66,696    152,261
    Mr. Price Group, Ltd.                                  34,944    843,170
    MTN Group, Ltd.                                       385,065  4,263,900
    Murray & Roberts Holdings, Ltd.                       143,603    145,930
*   Nampak, Ltd.                                          253,347    325,994
    Naspers, Ltd. Class N                                   5,120  1,458,152
    Nedbank Group, Ltd.                                    52,569  1,172,942
    NEPI Rockcastle P.L.C.                                 22,595    308,049
    Netcare, Ltd.                                         439,082    962,354
*   Northam Platinum, Ltd.                                 97,812    428,062
    Novus Holdings, Ltd.                                    1,771        738
    Oceana Group, Ltd.                                     21,110    149,073
    Omnia Holdings, Ltd.                                   18,402    226,485
    Peregrine Holdings, Ltd.                               81,542    168,378
    Pick n Pay Stores, Ltd.                               160,555    920,656
    Pioneer Foods Group, Ltd.                              42,446    468,787
*   PPC, Ltd.                                             463,755    317,881
    PSG Group, Ltd.                                        15,803    296,340
    PSG Konsult, Ltd.                                      21,664     15,720
    Raubex Group, Ltd.                                     55,460     99,749
    Reunert, Ltd.                                          85,315    538,472
#   Rhodes Food Group Pty, Ltd.                            59,205    109,795
*   Royal Bafokeng Platinum, Ltd.                          18,908     51,034
    Sanlam, Ltd.                                          258,278  1,922,805
    Santam, Ltd.                                           15,911    400,503
    Sappi, Ltd.                                           259,862  1,868,318
    Sasol, Ltd.                                            32,787  1,178,206
#   Sasol, Ltd. Sponsored ADR                              39,155  1,400,966
    Shoprite Holdings, Ltd.                                33,844    704,491
    Sibanye Gold, Ltd.                                    626,337    738,341
#   Sibanye Gold, Ltd. Sponsored ADR                       17,019     80,158
    SPAR Group, Ltd. (The)                                 90,408  1,562,610
    Spur Corp., Ltd.                                       22,560     52,322
*   Stadio Holdings, Ltd.                                  36,904     23,247
    Standard Bank Group, Ltd.                             211,400  3,578,111
    Steinhoff International Holdings NV                   237,520    136,956
*   Sun International, Ltd.                                26,416    148,934
*   Super Group, Ltd.                                     160,535    606,022
    Telkom SA SOC, Ltd.                                   111,947    486,623
    Tiger Brands, Ltd.                                     24,192    940,666
    Tongaat Hulett, Ltd.                                   46,777    453,486
    Transaction Capital, Ltd.                              60,826     86,069
    Trencor, Ltd.                                          45,421    185,205
    Truworths International, Ltd.                         206,418  1,702,245
    Tsogo Sun Holdings, Ltd.                              172,861    375,055
    Vodacom Group, Ltd.                                    19,623    271,137
    Wilson Bayly Holmes-Ovcon, Ltd.                        16,246    217,496

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH AFRICA -- (Continued)
    Woolworths Holdings, Ltd.                             307,932 $ 1,668,572
                                                                  -----------
TOTAL SOUTH AFRICA                                                 69,489,208
                                                                  -----------
SOUTH KOREA -- (4.0%)
    ABco Electronics Co., Ltd.                              2,040      22,133
    Able C&C Co., Ltd.                                        664      11,438
    ABOV Semiconductor Co., Ltd.                            2,891      21,919
*   Ace Technologies Corp.                                  5,022      26,357
*   Actoz Soft Co., Ltd.                                    1,657      32,225
    Aekyung Petrochemical Co., Ltd.                         6,973     121,714
    AfreecaTV Co., Ltd.                                     2,255      46,678
*   Agabang&Company                                         6,392      36,268
    Ahn-Gook Pharmaceutical Co., Ltd.                       1,612      24,825
    Ahnlab, Inc.                                              779      40,882
    AJ Networks Co., Ltd.                                   3,269      23,724
*   AJ Rent A Car Co., Ltd.                                 5,779      66,791
    AK Holdings, Inc.                                       2,644     211,686
    ALUKO Co., Ltd.                                        14,094      58,605
    Amorepacific Corp.                                        869     243,469
    AMOREPACIFIC Group                                      1,918     254,684
#*  Amotech Co., Ltd.                                       4,455     204,763
    Anapass, Inc.                                           2,793      58,257
*   APS Holdings Corp.                                      6,436      50,269
    Asia Cement Co., Ltd.                                     423      51,342
    ASIA Holdings Co., Ltd.                                   348      43,838
    Asia Paper Manufacturing Co., Ltd.                      1,806      37,492
*   Asiana Airlines, Inc.                                  54,168     274,020
    Atinum Investment Co., Ltd.                            13,774      71,564
*   AUK Corp.                                              11,347      32,330
    Aurora World Corp.                                      2,350      26,633
    Austem Co., Ltd.                                        3,763      19,881
#   Autech Corp.                                            5,659      71,245
    Avaco Co., Ltd.                                         3,317      24,294
    Baiksan Co., Ltd.                                       5,715      38,319
*   Barun Electronics Co., Ltd.                            16,525      27,071
*   Barunson Entertainment & Arts Corp.                    11,764      25,234
    BGF Co., Ltd.                                           2,154      30,883
*   BGF retail Co., Ltd.                                    1,154     237,737
*   Binex Co., Ltd.                                         2,004      21,401
    Binggrae Co., Ltd.                                      1,582      97,896
*   BioSmart Co., Ltd.                                      1,822       9,552
    Bluecom Co., Ltd.                                       1,728      11,482
    BNK Financial Group, Inc.                              71,172     705,798
*   Bohae Brewery Co., Ltd.                                18,323      17,507
    BoKwang Industry Co., Ltd.                              3,778      20,855
    Boryung Pharmaceutical Co., Ltd.                        1,157      61,331
*   Bosung Power Technology Co., Ltd.                       8,239      23,018
*   Brain Contents Co., Ltd.                               25,935      23,548
*   Bubang Co., Ltd.                                        8,619      27,329
    BYC Co., Ltd.                                              49      13,966
    Byucksan Corp.                                         13,144      53,471
*   CammSys Corp.                                          12,294      32,790

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Capro Corp.                                           10,770 $  100,829
    Caregen Co., Ltd.                                        131     11,297
    Cell Biotech Co., Ltd.                                 1,192     53,989
*   Celltrion, Inc.                                        2,186    643,914
*   Chabiotech Co., Ltd.                                   3,354    121,745
    Changhae Ethanol Co., Ltd.                             1,072     17,513
*   Charm Engineering Co., Ltd.                            7,999     20,628
    Cheil Worldwide, Inc.                                  6,646    132,219
*   Chin Hung International, Inc.                          7,063     14,092
    Chong Kun Dang Pharmaceutical Corp.                    1,015    139,277
    Chongkundang Holdings Corp.                              895     65,438
*   Chorokbaem Media Co., Ltd.                            15,751     23,603
    Chungdahm Learning, Inc.                               1,652     25,038
    CJ CGV Co., Ltd.                                       2,550    182,054
    CJ CheilJedang Corp.                                   3,908  1,311,957
    CJ Corp.                                               6,647  1,145,170
*   CJ E&M Corp.                                           4,234    357,904
    CJ Freshway Corp.                                      1,329     43,729
    CJ Hello Co., Ltd.                                     7,760     68,368
*   CJ Logistics Corp.                                     2,020    274,013
*   CJ O Shopping Co., Ltd.                                1,692    356,735
*   CJ Seafood Corp.                                       3,844     10,524
    CKD Bio Corp.                                          1,562     38,274
    Clean & Science Co., Ltd.                              1,246     21,039
    Com2uSCorp                                             1,979    269,943
    Commax Co., Ltd.                                       3,301     23,462
    Cosmax BTI, Inc.                                       1,684     57,435
    Cosmax, Inc.                                           1,285    155,162
*   Cosmochemical Co., Ltd.                                  650     17,380
*   COSON Co., Ltd.                                        1,028     11,494
    Coway Co., Ltd.                                        2,247    200,186
*   Crown Confectionery Co., Ltd.                          1,661     23,082
    CROWNHAITAI Holdings Co., Ltd.                         3,919     58,164
*   CrucialTec Co., Ltd.                                  10,727     18,902
    CS Wind Corp.                                          1,962     69,267
*   CTC BIO, Inc.                                          2,647     38,859
*   CTL, Inc.                                              7,725     42,199
    Cuckoo Holdings Co., Ltd.                                158     14,552
*   Cuckoo Homesys Co., Ltd.                                 133     24,013
*   Curoholdings Co., Ltd.                                 9,303      9,103
    D.I Corp.                                              4,888     22,786
    Dae Dong Industrial Co., Ltd.                          2,419     22,315
    Dae Han Flour Mills Co., Ltd.                            329     53,452
    Dae Hyun Co., Ltd.                                     8,440     21,936
*   Dae Won Chemical Co., Ltd.                             8,405     21,874
    Dae Won Kang Up Co., Ltd.                              4,091     18,667
    Dae-Il Corp.                                           6,224     50,619
*   Daea TI Co., Ltd.                                     20,058     35,322
    Daebongls Co., Ltd.                                    2,132     20,667
    Daeduck Electronics Co.                               11,218    101,116
    Daeduck GDS Co., Ltd.                                  5,870    126,476
    Daehan New Pharm Co., Ltd.                             1,458     20,056
    Daehan Steel Co., Ltd.                                 6,129     58,289

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Daehwa Pharmaceutical Co., Ltd.                          756 $   21,841
    Daekyo Co., Ltd.                                       4,518     34,588
*   Daekyung Machinery & Engineering Co., Ltd.            28,304     27,447
    Daelim B&Co Co., Ltd.                                  2,743     17,587
    Daelim Industrial Co., Ltd.                            6,207    471,675
    Daeryuk Can Co., Ltd.                                  7,106     44,447
#   Daesang Corp.                                          5,878    147,252
    Daesang Holdings Co., Ltd.                             8,332     79,198
*   Daewon Media Co., Ltd.                                 1,500     13,471
    Daewon Pharmaceutical Co., Ltd.                        3,081     64,937
    Daewon San Up Co., Ltd.                                3,228     24,696
*   Daewoo Engineering & Construction Co., Ltd.           26,897    156,046
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.     3,194     72,502
    Daewoong Co., Ltd.                                     3,655     66,369
    Daewoong Pharmaceutical Co., Ltd.                        413     70,077
    Daihan Pharmaceutical Co., Ltd.                        1,718     75,043
    Daishin Securities Co., Ltd.                          13,218    202,290
#*  Danal Co., Ltd.                                       10,745     57,165
    Daou Data Corp.                                        6,688     91,771
    Daou Technology, Inc.                                 13,035    305,506
*   Dasan Networks, Inc.                                   3,438     22,458
    Dayou Automotive Seat Technology Co., Ltd.            24,500     25,000
*   DB Financial Investment Co., Ltd.                     14,228     66,626
*   DB HiTek Co., Ltd.                                    16,323    225,915
    DB Insurance Co., Ltd.                                23,659  1,602,578
*   DB, Inc.                                              52,034     36,269
*   Deutsch Motors, Inc.                                   3,114     19,479
    DGB Financial Group, Inc.                             48,482    562,616
    DHP Korea Co., Ltd.                                    2,807     34,825
    Digital Chosun Co., Ltd.                               7,564     16,576
    Digital Power Communications Co., Ltd.                10,160     58,403
*   DIO Corp.                                              1,644     62,309
    DMS Co., Ltd.                                          3,334     23,999
    DNF Co., Ltd.                                          3,515     48,051
#   Dong A Eltek Co., Ltd.                                 3,336     40,302
*   Dong Ah Tire & Rubber Co., Ltd.                        1,575     19,770
    Dong-A Socio Holdings Co., Ltd.                          581     80,618
    Dong-A ST Co., Ltd.                                    1,065    118,617
    Dong-Ah Geological Engineering Co., Ltd.               3,110     38,091
*   Dongbu Corp.                                             640      6,460
*   Dongbu Steel Co., Ltd.                                 1,962     19,473
    Dongil Industries Co., Ltd.                              385     28,845
    Dongjin Semichem Co., Ltd.                            16,117    248,243
    DongKook Pharmaceutical Co., Ltd.                        621     40,931
    Dongkuk Industries Co., Ltd.                          14,504     59,073
    Dongkuk Steel Mill Co., Ltd.                          19,189    218,126
    Dongkuk Structures & Construction Co., Ltd.            4,495     25,150
    Dongnam Marine Crane Co., Ltd.                         8,382     26,274
    Dongsuh Cos., Inc.                                     1,462     40,042
    Dongsung Chemical Co., Ltd.                              737     12,350
    DONGSUNG Corp.                                         8,491     53,107
    Dongsung Finetec Co., Ltd.                             7,063     55,014
    Dongwha Enterprise Co., Ltd.                           1,449     51,746

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Dongwha Pharm Co., Ltd.                                5,495 $ 55,550
    Dongwon Development Co., Ltd.                         19,456   96,419
    Dongwon F&B Co., Ltd.                                    381   93,153
    Dongwon Industries Co., Ltd.                             583  183,732
    Dongwon Systems Corp.                                  1,060   51,817
    Dongyang E&P, Inc.                                     1,070   13,083
*   Dongyang Steel Pipe Co., Ltd.                         15,408   13,592
    Doosan Corp.                                           2,814  312,660
*   Doosan Engine Co., Ltd.                               14,369   60,336
    Doosan Heavy Industries & Construction Co., Ltd.      29,540  470,224
#*  Doosan Infracore Co., Ltd.                            76,700  792,116
    Douzone Bizon Co., Ltd.                                5,312  238,269
    DRB Holding Co., Ltd.                                  2,529   18,939
#*  DST ROBOT Co., Ltd.                                   11,925   29,715
    DTR Automotive Corp.                                   1,146   35,989
*   Duk San Neolux Co., Ltd.                                 948   17,511
    DY Corp.                                               6,599   41,415
    DY POWER Corp.                                         2,636   59,576
    e Tec E&C, Ltd.                                          637   86,247
    e-LITECOM Co., Ltd.                                    2,144   14,636
    E-MART, Inc.                                           3,127  849,651
    E1 Corp.                                                 695   38,617
    Eagon Industrial, Ltd.                                 1,531   13,444
    Easy Bio, Inc.                                        23,430  167,136
#*  EcoBio Holdings Co., Ltd.                              2,093   20,709
*   Ecopro Co., Ltd.                                       2,258   84,857
*   Ehwa Technologies Information Co., Ltd.               63,076   21,353
    Elentec Co., Ltd.                                      4,107   18,163
    EM-Tech Co., Ltd.                                      4,598   82,176
*   Emerson Pacific, Inc.                                  1,462   34,931
    ENF Technology Co., Ltd.                               4,799   92,586
    Eo Technics Co., Ltd.                                    867   75,411
    Eugene Corp.                                          13,972   84,384
*   Eugene Investment & Securities Co., Ltd.              23,816   93,528
    Eugene Technology Co., Ltd.                            1,112   23,211
    Eusu Holdings Co., Ltd.                                7,790   55,225
    EVERDIGM Corp.                                         1,142   10,589
    Exicon Co., Ltd.                                       1,586   20,612
    F&F Co., Ltd.                                          1,595   68,892
    Farmsco                                                3,987   49,650
*   FarmStory Co., Ltd.                                   29,121   37,228
    Feelux Co., Ltd.                                       7,006   25,603
    Fila Korea, Ltd.                                       1,817  146,855
    Fine DNC Co., Ltd.                                     5,828   20,543
    Fine Semitech Corp.                                    3,732   19,361
    Fine Technix Co., Ltd.                                 5,200   13,021
#*  Foosung Co., Ltd.                                     15,450  156,221
*   G-SMATT GLOBAL Co., Ltd.                               1,959   25,893
*   Gamevil, Inc.                                            845   53,834
*   Global Standard Technology Co., Ltd.                   1,947   21,688
    GMB Korea Corp.                                        3,121   31,551
*   GNCO Co., Ltd.                                        12,219   32,960
    Golfzon Co., Ltd.                                      1,071   50,383

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    GOLFZONNEWDIN Co., Ltd.                                 8,068 $   43,930
    Grand Korea Leisure Co., Ltd.                          11,973    341,325
    Green Cross Corp.                                         345     76,594
    Green Cross Holdings Corp.                              6,029    240,912
#*  GS Engineering & Construction Corp.                    10,989    341,022
*   GS Global Corp.                                        25,862     96,034
    GS Holdings Corp.                                      21,048  1,367,679
    GS Home Shopping, Inc.                                    818    169,973
    GS Retail Co., Ltd.                                     6,254    227,727
*   GY Commerce Co., Ltd.                                   4,452     20,302
    HAESUNG DS Co., Ltd.                                    3,675     63,991
    Haesung Industrial Co., Ltd.                            1,021     15,577
    Halla Corp.                                             2,807     10,763
    Halla Holdings Corp.                                    3,103    174,931
    Han Kuk Carbon Co., Ltd.                               10,914     72,974
    Hana Financial Group, Inc.                             39,340  1,917,034
*   Hana Micron, Inc.                                       5,902     29,561
    Hana Tour Service, Inc.                                 1,718    180,524
    Hancom MDS, Inc.                                        1,135     22,589
    Hancom, Inc.                                            2,449     44,712
    Handok, Inc.                                              729     26,134
    Handsome Co., Ltd.                                      4,421    133,902
    Hanil Cement Co., Ltd.                                  1,011    157,912
*   Hanjin Heavy Industries & Construction Co., Ltd.       31,347    108,910
*   Hanjin Kal Corp.                                       14,045    304,653
    Hanjin Transportation Co., Ltd.                         3,112     80,026
#*  Hankook Cosmetics Co., Ltd.                             3,430     60,339
    Hankook Cosmetics Manufacturing Co., Ltd.                 449     21,299
    Hankook Shell Oil Co., Ltd.                               160     57,310
    Hankook Tire Co., Ltd.                                 14,035    702,925
    Hankuk Paper Manufacturing Co., Ltd.                      663     15,024
*   Hanmi Pharm Co., Ltd.                                     709    396,030
*   Hanmi Science Co., Ltd.                                   707     69,478
    Hanmi Semiconductor Co., Ltd.                           7,775     86,258
    Hanon Systems                                          21,775    266,006
    Hans Biomed Corp.                                         730     19,789
    Hansae Co., Ltd.                                        2,207     56,314
    Hansae MK Co., Ltd.                                     1,704     20,026
    Hansae Yes24 Holdings Co., Ltd.                         6,834     70,476
    Hanshin Construction                                    2,409     55,821
    Hansol Chemical Co., Ltd.                               2,668    168,365
*   Hansol Holdings Co., Ltd.                              12,039     55,587
    Hansol HomeDeco Co., Ltd.                              31,649     46,019
    Hansol Paper Co., Ltd.                                  7,389    107,217
*   Hansol SeenTec Co., Ltd.                               12,363     12,089
*   Hansol Technics Co., Ltd.                               5,696     85,185
    Hanssem Co., Ltd.                                       1,574    251,263
*   Hanwha Chemical Corp.                                  27,156    894,783
    Hanwha Corp.                                           26,886  1,184,465
*   Hanwha Galleria Timeworld Co., Ltd.                       549     23,934
    Hanwha General Insurance Co., Ltd.                     21,603    183,080
#*  Hanwha Investment & Securities Co., Ltd.               57,309    195,244
    Hanwha Life Insurance Co., Ltd.                       106,550    748,540

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Hanwha Techwin Co., Ltd.                               7,884 $  248,443
    Hanyang Eng Co., Ltd.                                  2,805     35,330
#   Harim Co., Ltd.                                       29,001     95,609
    Harim Holdings Co., Ltd.                              15,010     52,848
    HB Technology Co., Ltd.                               25,361     84,961
#   Heung-A Shipping Co., Ltd.                            63,239     49,633
*   Heungkuk Fire & Marine Insurance Co., Ltd.             8,872     53,066
    Hite Jinro Co., Ltd.                                   5,965    128,529
    Hitejinro Holdings Co., Ltd.                           2,966     28,459
    HMC Investment Securities Co., Ltd.                    5,341     62,001
    Home Center Holdings Co., Ltd.                        18,570     33,738
    Hotel Shilla Co., Ltd.                                 2,379    206,537
    HS Industries Co., Ltd.                                8,745     79,475
    HS R&A Co., Ltd.                                      12,730     33,506
    Huchems Fine Chemical Corp.                            7,669    182,417
*   Hugel, Inc.                                              317    167,581
    Humax Co., Ltd.                                        6,166     50,607
    Humedix Co., Ltd.                                        233      9,575
*   Huneed Technologies                                    2,097     24,966
    Huons Co., Ltd.                                          734     69,315
    Huons Global Co., Ltd.                                 1,985    125,376
    Huvis Corp.                                            3,861     43,038
    Huvitz Co., Ltd.                                       1,682     21,529
    Hwa Shin Co., Ltd.                                     6,628     28,425
    Hwacheon Machine Tool Co., Ltd.                          222     12,845
    Hwail Pharm Co., Ltd.                                  2,785     19,187
#   Hwajin Co., Ltd.                                       4,139     24,832
    Hwangkum Steel & Technology Co., Ltd.                  3,708     46,335
    HwaSung Industrial Co., Ltd.                           2,437     37,258
    Hy-Lok Corp.                                           3,442     83,966
    Hyosung Corp.                                          9,600  1,213,265
    Hyundai BNG Steel Co., Ltd.                            2,999     40,420
*   Hyundai Cement Co.                                       369      5,708
*   Hyundai Construction Equipment Co., Ltd.                 433     82,605
    Hyundai Corp Holdings Inc.                             1,794     26,060
    Hyundai Corp.                                          2,694     52,793
    Hyundai Department Store Co., Ltd.                     4,271    415,881
    Hyundai Development Co-Engineering & Construction     10,459    432,731
    Hyundai Elevator Co., Ltd.                             2,540    143,223
    Hyundai Engineering & Construction Co., Ltd.          23,253    933,431
    Hyundai Engineering Plastics Co., Ltd.                 7,950     59,774
    Hyundai Glovis Co., Ltd.                               2,127    278,262
    Hyundai Greenfood Co., Ltd.                            9,664    145,445
*   Hyundai Heavy Industries Co., Ltd.                     3,995    518,961
    Hyundai Home Shopping Network Corp.                    1,212    135,499
    Hyundai Hy Communications & Networks Co., Ltd.        16,126     65,547
    Hyundai Livart Furniture Co., Ltd.                     2,378     64,712
    Hyundai Marine & Fire Insurance Co., Ltd.             30,742  1,333,440
*   Hyundai Merchant Marine Co., Ltd.                     36,211    156,665
*   Hyundai Mipo Dockyard Co., Ltd.                        3,668    381,877
    Hyundai Mobis Co., Ltd.                                4,890  1,133,853
    Hyundai Motor Co.                                     11,087  1,683,863
*   Hyundai Robotics Co., Ltd.                             1,784    760,914

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Hyundai Rotem Co., Ltd.                                3,842 $   61,679
    Hyundai Steel Co.                                     12,097    644,543
    Hyundai Telecommunication Co., Ltd.                    1,996     20,562
    Hyundai Wia Corp.                                      4,322    250,482
    i-SENS, Inc.                                             555     14,344
    ICD Co., Ltd.                                          6,033     73,368
*   IHQ, Inc.                                             30,632     77,716
    IL Dong Pharmaceutical Co., Ltd.                       1,428     37,456
    IlDong Holdings Co., Ltd.                              1,862     27,756
    Iljin Electric Co., Ltd.                               4,435     19,759
#   Iljin Holdings Co., Ltd.                               5,037     28,039
    Ilshin Spinning Co., Ltd.                                467     49,397
    Ilyang Pharmaceutical Co., Ltd.                          388     15,409
*   IM Co., Ltd.                                           5,190     16,858
    iMarketKorea, Inc.                                     6,839     65,012
    InBody Co., Ltd.                                       2,830    112,259
*   Industrial Bank of Korea                              41,219    642,265
*   INITECH Co., Ltd.                                      3,505     33,322
    Innocean Worldwide, Inc.                                 610     40,148
*   Innox Advanced Materials Co., Ltd.                     1,354     89,545
*   Innox Corp.                                              565      8,480
*   Insun ENT Co., Ltd.                                    7,613     55,667
    Interojo Co., Ltd.                                     2,127     92,278
    Interpark Corp.                                        1,523     13,606
    Interpark Holdings Corp.                              18,307     72,602
    INTOPS Co., Ltd.                                       3,718     37,041
    Inzi Controls Co., Ltd.                                3,569     25,096
*   Iones Co., Ltd.                                        1,757     19,406
    IS Dongseo Co., Ltd.                                   4,668    171,770
    ISC Co., Ltd.                                          2,009     34,598
    ISU Chemical Co., Ltd.                                 2,823     40,451
    IsuPetasys Co., Ltd.                                  13,287     54,741
    It's Hanbul Co., Ltd.                                    391     23,206
    J.ESTINA Co., Ltd.                                     3,160     17,513
    Jahwa Electronics Co., Ltd.                            2,194     53,179
    JASTECH, Ltd.                                          4,110     68,310
*   Jayjun Cosmetic Co., Ltd.                              3,168     49,810
    JB Financial Group Co., Ltd.                          49,189    303,804
*   Jcontentree Corp.                                      9,351     61,365
    Jeju Air Co., Ltd.                                       849     30,644
    Jinro Distillers Co., Ltd.                               564     17,490
    Jinsung T.E.C.                                         1,676     21,927
*   Jusung Engineering Co., Ltd.                           9,061    110,589
    JVM Co., Ltd.                                            366     20,322
    JW Holdings Corp.                                      8,257     71,601
    JW Pharmaceutical Corp.                                1,240     57,749
*   JYP Entertainment Corp.                               10,173    149,113
#   Kakao Corp.                                              978    128,257
*   Kanglim Co., Ltd.                                      6,120     21,187
    Kangnam Jevisco Co., Ltd.                                961     32,415
    Kangwon Land, Inc.                                     3,355    101,870
    KAON Media Co., Ltd.                                   3,801     47,193
*   KB Financial Group, Inc.                              27,999  1,760,800

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    KC Co., Ltd.                                           2,061 $   40,154
    KC Green Holdings Co., Ltd.                            5,906     32,951
*   KC Tech Co., Ltd.                                      3,017     58,069
    KCC Corp.                                              1,165    459,065
*   KEC Corp.                                             18,489     24,049
#   KEPCO Engineering & Construction Co., Inc.             1,886     42,225
    KEPCO Plant Service & Engineering Co., Ltd.            2,168     85,047
    Keyang Electric Machinery Co., Ltd.                    8,517     39,479
*   KEYEAST Co., Ltd.                                     17,672     41,057
    KG Chemical Corp.                                      3,561     89,867
    KG Eco Technology Service Co., Ltd.                    5,815     24,155
    Kginicis Co., Ltd.                                     4,395     84,559
    KGMobilians Co., Ltd.                                  2,177     19,389
#   KH Vatec Co., Ltd.                                     5,594     81,991
    Kia Motors Corp.                                      33,052  1,071,678
    KISCO Corp.                                            1,233     42,666
    KISCO Holdings Co., Ltd.                                 391     26,401
    KISWIRE, Ltd.                                          2,601     83,780
*   Kiwi Media Group Co., Ltd.                            26,536     18,559
    KIWOOM Securities Co., Ltd.                            2,888    289,326
*   KleanNara Co., Ltd.                                    5,677     23,488
*   KMH Co., Ltd.                                          4,264     45,986
    Kodaco Co., Ltd.                                      11,316     32,423
    Koh Young Technology, Inc.                             3,071    270,464
    Kolao Holdings                                         7,228     36,847
    Kolmar BNH Co., Ltd.                                   2,164     71,132
    Kolon Corp.                                            1,614     92,780
    Kolon Global Corp.                                     2,247     22,343
    Kolon Industries, Inc.                                 3,972    302,740
    Kolon Life Science, Inc.                                 270     25,442
    Kolon Plastic, Inc.                                    1,808     14,577
*   Komipharm International Co., Ltd.                      1,137     42,834
*   KONA I Co., Ltd.                                       5,300     67,206
    Kook Soon Dang Brewery Co., Ltd.                       6,281     35,526
    Korea Aerospace Industries, Ltd.                       8,473    418,196
    Korea Alcohol Industrial Co., Ltd.                     5,942     50,247
    Korea Asset In Trust Co., Ltd.                        13,489     94,220
    Korea Autoglass Corp.                                  2,222     35,989
    Korea Cast Iron Pipe Industries Co., Ltd.              1,166     10,838
    Korea Circuit Co., Ltd.                                4,852     56,480
    Korea District Heating Corp.                             585     42,347
*   Korea Electric Power Corp.                             4,564    152,674
*   Korea Electric Power Corp. Sponsored ADR               4,000     66,480
    Korea Electric Terminal Co., Ltd.                      1,371     89,588
*   Korea Gas Corp.                                        3,552    164,126
*   Korea Information & Communications Co, Ltd.            2,407     27,079
    Korea Investment Holdings Co., Ltd.                    8,732    714,209
    Korea Kolmar Co., Ltd.                                 1,852    155,145
    Korea Kolmar Holdings Co., Ltd.                          685     32,904
#*  Korea Line Corp.                                       5,318    155,364
*   Korea Materials & Analysis Corp.                       1,303     16,423
    Korea Petrochemical Ind Co., Ltd.                      1,492    462,777
    Korea Real Estate Investment & Trust Co., Ltd.        28,903     88,917

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Korea United Pharm, Inc.                               3,661 $  114,788
    Korea Zinc Co., Ltd.                                     802    386,811
*   Korean Air Lines Co., Ltd.                            21,606    779,558
    Korean Reinsurance Co.                                36,932    421,934
    Kortek Corp.                                           3,151     44,983
    KPX Chemical Co., Ltd.                                   347     22,157
*   KSCB Co., Ltd.                                         5,674     20,704
    KSS LINE, Ltd.                                         4,886     44,653
    KT Corp.                                               2,588     71,637
*   KT Corp. Sponsored ADR                                 2,500     37,375
*   KT Hitel Co., Ltd.                                     4,017     25,177
    KT Skylife Co., Ltd.                                  11,999    164,614
    KT Submarine Co., Ltd.                                 4,890     20,740
    KT&G Corp.                                             6,046    602,957
*   KTB Investment & Securities Co., Ltd.                 15,697     80,372
    KTCS Corp.                                             8,939     19,712
    Ktis Corp.                                             7,637     24,318
    Kukbo Design Co., Ltd.                                 1,117     22,364
    Kukdo Chemical Co., Ltd.                                 877     51,081
    Kukje Pharma Co., Ltd.                                 4,131     22,307
    Kumho Industrial Co., Ltd.                             5,409     51,238
    Kumho Petrochemical Co., Ltd.                          4,146    399,706
#*  Kumho Tire Co., Inc.                                  30,878    172,139
    Kumkang Kind Co., Ltd.                                   826     26,694
    Kwang Dong Pharmaceutical Co., Ltd.                   11,146    103,772
*   Kwang Myung Electric Co., Ltd.                         8,801     21,839
    Kwangju Bank Co., Ltd.                                10,052    119,990
    Kyobo Securities Co., Ltd.                             7,517     83,383
    Kyongbo Pharmaceutical Co., Ltd.                         886     12,328
    Kyung Dong Navien Co., Ltd.                            1,287     81,950
*   Kyung Nam Pharm Co., Ltd.                              3,666     49,922
    Kyung-In Synthetic Corp.                               9,948     55,624
    Kyungbang, Ltd.                                        4,080     55,287
*   KyungDong City Gas Co., Ltd.                             568     22,886
    KyungDong Invest Co., Ltd.                               230      9,459
    Kyungdong Pharm Co., Ltd.                              2,692     67,557
*   LB Semicon, Inc.                                      13,039     39,497
    LEADCORP, Inc. (The)                                   7,093     40,292
*   Leaders Cosmetics Co., Ltd.                            1,519     28,802
    LEENO Industrial, Inc.                                   751     43,012
    Leenos Corp.                                           4,897     11,785
    LF Corp.                                               6,902    221,038
    LG Chem, Ltd.                                          4,222  1,707,672
    LG Corp.                                               6,968    581,137
    LG Display Co., Ltd.                                  67,087  2,015,124
#*  LG Display Co., Ltd. ADR                               7,000    104,370
    LG Electronics, Inc.                                  23,500  2,254,255
    LG Hausys, Ltd.                                        2,888    247,469
    LG Household & Health Care, Ltd.                         633    697,116
    LG Innotek Co., Ltd.                                   3,337    390,435
    LG International Corp.                                 9,818    275,326
    LG Uplus Corp.                                        53,555    716,865
    LIG Nex1 Co., Ltd.                                     1,731     94,923

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
#   Lion Chemtech Co., Ltd.                                2,336 $   29,967
*   Liveplex Co., Ltd.                                    14,590     22,806
    LMS Co., Ltd.                                          1,405     12,003
    Lock & Lock Co., Ltd.                                  3,536     90,013
    Loen Entertainment, Inc.                                 614     63,393
    LOT Vacuum Co., Ltd.                                   3,898     56,573
    Lotte Chemical Corp.                                   3,765  1,480,099
    Lotte Corp.                                            1,402     91,616
    LOTTE Fine Chemical Co., Ltd.                          6,059    435,674
    LOTTE Himart Co., Ltd.                                 2,942    212,149
    Lotte Non-Life Insurance Co., Ltd.                    24,662     84,509
    Lotte Shopping Co., Ltd.                               1,093    246,743
    LS Cable & System Asia, Ltd.                           2,218     15,288
    LS Corp.                                               6,870    508,079
    LS Industrial Systems Co., Ltd.                        4,120    265,997
*   Lumens Co., Ltd.                                      10,136     44,633
    Macquarie Korea Infrastructure Fund                   38,126    294,195
*   Macrogen, Inc.                                         1,290     58,123
    Maeil Holdings Co., Ltd.                               3,729     58,864
    Mando Corp.                                            1,863    484,213
    Medy-Tox, Inc.                                           547    311,976
    MegaStudy Co., Ltd.                                      429     14,154
    MegaStudyEdu Co., Ltd.                                   249     16,787
*   Melfas, Inc.                                           4,344     19,500
    Meritz Financial Group, Inc.                          20,620    318,597
    Meritz Fire & Marine Insurance Co., Ltd.              24,422    569,519
    Meritz Securities Co., Ltd.                           76,653    380,260
*   MGENPLUS Co., Ltd.                                     2,738     23,658
    Mi Chang Oil Industrial Co., Ltd.                        191     15,186
*   MiCo, Ltd.                                             7,444     29,591
    Mirae Asset Daewoo Co., Ltd.                          50,636    533,071
*   Mirae Asset Life Insurance Co., Ltd.                  10,574     53,474
    Miwon Holdings Co., Ltd.                                 116      6,029
*   Miwon Specialty Chemical Co., Ltd.                       850     47,555
    MK Electron Co., Ltd.                                  7,432     83,477
*   MNTech Co., Ltd.                                       7,262     35,451
    Mobase Co., Ltd.                                       3,892     23,248
    Modetour Network, Inc.                                 2,624     81,863
    Moorim P&P Co., Ltd.                                   9,257     47,500
    Motonic Corp.                                          3,936     39,812
    Muhak Co., Ltd.                                        4,292     79,780
#   Myungmoon Pharm Co., Ltd.                              4,773     28,116
    Namhae Chemical Corp.                                  6,019     69,596
*   Namsun Aluminum Co., Ltd.                             19,860     20,458
    Namyang Dairy Products Co., Ltd.                         115     75,269
    Nasmedia Co., Ltd.                                       326     24,286
    NAVER Corp.                                              821    699,336
    NCSoft Corp.                                             420    173,734
    NeoPharm Co., Ltd.                                     1,128     52,273
*   Neowiz                                                 4,691     66,444
*   Neowiz Holdings Corp.                                  2,036     26,416
#*  NEPES Corp.                                           10,260     98,934
    Nexen Corp.                                            8,306     59,109

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Nexen Tire Corp.                                      15,039 $  176,783
    Nexturn Co., Ltd.                                      1,556     20,613
    NH Investment & Securities Co., Ltd.                  28,537    448,677
*   NHN Entertainment Corp.                                3,894    301,609
*   NHN KCP Corp.                                          3,670     65,496
    NICE Holdings Co., Ltd.                                7,246    114,288
    Nice Information & Telecommunication, Inc.             2,137     48,833
    NICE Information Service Co., Ltd.                    13,197    123,573
    NICE Total Cash Management Co., Ltd.                   8,267    101,408
*   NK Co., Ltd.                                          23,922     32,825
    Nong Shim Holdings Co., Ltd.                             716     76,101
*   Nong Woo Bio Co., Ltd.                                 1,161     18,373
    NongShim Co., Ltd.                                       507    153,627
    Noroo Holdings Co., Ltd.                                 946     14,390
    NOROO Paint & Coatings Co., Ltd.                       2,394     19,860
    NS Shopping Co., Ltd.                                  5,600     84,640
*   NUTRIBIOTECH Co., Ltd.                                   862     20,989
    OCI Co., Ltd.                                          4,083    645,771
*   Omnisystem Co., Ltd.                                  13,737     33,512
    Openbase, Inc.                                         5,944     22,271
    Opto Device Technology Co., Ltd.                       1,791     14,746
*   OPTRON-TEC, Inc.                                       5,659     44,801
*   Orion Corp.                                              660     72,282
    Orion Holdings Corp.                                   9,451    241,244
*   Osstem Implant Co., Ltd.                               2,849    154,394
*   Osung LST Co., Ltd.                                   35,041     20,242
    Ottogi Corp.                                              90     64,913
*   Paik Kwang Industrial Co., Ltd.                        8,901     24,455
*   Pan Ocean Co., Ltd.                                   35,422    199,417
*   Pan-Pacific Co., Ltd.                                 10,094     33,428
*   PaperCorea, Inc.                                      10,118     14,417
#   Paradise Co., Ltd.                                    10,740    237,840
    Partron Co., Ltd.                                     11,330    108,158
#*  Paru Co., Ltd.                                         4,569     17,335
*   People & Technologies, Inc.                            1,440     20,964
*   Pobis TNC Co., Ltd.                                   10,917     19,158
    Poongsan Corp.                                         7,945    374,072
    Poongsan Holdings Corp.                                1,313     67,029
    POSCO                                                  3,839  1,369,317
*   POSCO Sponsored ADR                                   11,313  1,012,287
    POSCO Chemtech Co., Ltd.                               5,859    270,635
    POSCO Coated & Color Steel Co., Ltd.                   1,326     39,709
    Posco Daewoo Corp.                                    12,076    272,465
    Posco ICT Co., Ltd.                                   13,262    112,765
*   Power Logics Co., Ltd.                                10,823     63,344
    Protec Co., Ltd.                                         380      7,232
    PS TEC Co., Ltd.                                       4,252     24,291
    PSK, Inc.                                              5,179    118,558
    Pulmuone Co., Ltd.                                       213     33,614
    Pungkuk Alcohol Industry Co., Ltd.                       731     10,542
    Pyeong Hwa Automotive Co., Ltd.                        4,745     49,326
    Rayence Co., Ltd.                                        635     12,597
*   Redrover Co., Ltd.                                     9,635     37,540

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------ -----------
SOUTH KOREA -- (Continued)
*   RFTech Co., Ltd.                                       8,496 $    40,952
    Robostar Co., Ltd.                                     1,336      27,611
*   S Net Systems, Inc.                                    1,594       9,009
    S&S Tech Corp.                                         3,957      17,481
*   S&T Dynamics Co., Ltd.                                 5,618      44,585
    S&T Holdings Co., Ltd.                                 2,883      42,012
    S&T Motiv Co., Ltd.                                    3,487     161,280
    S-1 Corp.                                              2,354     219,082
#*  S-Connect Co., Ltd.                                   22,401      51,277
    S-Energy Co., Ltd.                                     3,217      22,082
*   S-MAC Co., Ltd.                                       17,626      22,982
    S-Oil Corp.                                            5,960     686,502
*   S.Y. Panel Co., Ltd.                                   3,038      19,771
    Sajo Industries Co., Ltd.                              1,127      75,881
*   Sajodongaone Co., Ltd.                                 9,516      13,409
    Sam Chun Dang Pharm Co., Ltd.                          5,368     199,471
    Sam Young Electronics Co., Ltd.                        4,313      55,378
    Sam Yung Trading Co., Ltd.                             1,601      28,107
    Sambo Motors Co., Ltd.                                 2,454      21,339
    Samchully Co., Ltd.                                      644      72,069
    Samchuly Bicycle Co., Ltd.                             2,639      26,068
    Samho Development Co., Ltd.                            5,939      25,706
*   Samho International Co., Ltd.                          1,716      24,502
    SAMHWA Paints Industrial Co., Ltd.                     4,214      32,528
    Samick Musical Instruments Co., Ltd.                   9,330      24,776
    Samick THK Co., Ltd.                                   3,397      80,086
*   Samji Electronics Co., Ltd.                            4,085      59,439
*   Samjin LND Co., Ltd.                                   8,627      22,255
    Samjin Pharmaceutical Co., Ltd.                        4,150     155,755
    Samkee Automotive Co., Ltd.                            9,415      32,396
    Samkwang Glass Co., Ltd.                                 844      39,669
    Sammok S-Form Co., Ltd.                                3,916      48,717
*   SAMPYO Cement Co., Ltd.                               10,813      34,833
    Samsung C&T Corp.                                      1,883     250,337
    Samsung Card Co., Ltd.                                 6,679     243,535
    Samsung Electro-Mechanics Co., Ltd.                    9,767     971,729
    Samsung Electronics Co., Ltd.                          8,883  20,762,484
*   Samsung Engineering Co., Ltd.                         10,994     179,864
    Samsung Fire & Marine Insurance Co., Ltd.              2,959     800,251
#*  Samsung Heavy Industries Co., Ltd.                    56,947     489,163
    Samsung Life Insurance Co., Ltd.                       4,838     584,337
    Samsung SDI Co., Ltd.                                  4,716     869,327
    Samsung SDS Co., Ltd.                                  1,090     261,678
    Samsung Securities Co., Ltd.                          14,836     604,780
    SAMT Co., Ltd.                                        33,156      61,554
    Samwha Capacitor Co., Ltd.                             3,391     146,411
    Samyang Corp.                                            831      79,718
    Samyang Foods Co., Ltd.                                  425      37,529
    Samyang Holdings Corp.                                 1,141     129,840
    Samyang Tongsang Co., Ltd.                               936      38,988
    Samyoung M-Tek Co., Ltd.                               3,893      16,568
    Sang-A Frontec Co., Ltd.                               1,725      29,792
*   Sangbo Corp.                                           7,737      15,725

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Sangsin Brake                                          1,583 $   11,730
    SAVEZONE I&C Corp.                                     2,867     13,034
    SBS Media Holdings Co., Ltd.                          14,920     48,491
*   SBW                                                   36,660     41,170
    Seah Besteel Corp.                                     4,951    147,170
    SeAH Steel Corp.                                       1,414    138,268
    Sebang Co., Ltd.                                       3,396     43,239
    Sebang Global Battery Co., Ltd.                        2,869     97,506
    Sebo Manufacturing Engineer Corp.                      3,087     35,883
*   Seegene, Inc.                                          1,200     42,726
    Sejong Industrial Co., Ltd.                            5,251     44,223
*   Sejong Telecom, Inc.                                  70,699     42,371
    Sekonix Co., Ltd.                                      3,946     54,609
    Seobu T&D                                              5,863     66,008
    Seohan Co., Ltd.                                      32,329     78,693
    Seohee Construction Co., Ltd.                         59,134     70,177
    Seoul Auction Co., Ltd.                                2,406     22,750
    Seoul Semiconductor Co., Ltd.                         14,590    334,649
    SEOWONINTECH Co., Ltd.                                 3,132     24,192
    Seoyon Co., Ltd.                                       5,803     42,427
    Seoyon E-Hwa Co., Ltd.                                 1,584     16,136
*   Sewon Cellontech Co., Ltd.                             8,438     27,628
    SFA Engineering Corp.                                  6,976    252,360
*   SFA Semicon Co, Ltd.                                  26,353     62,172
#*  SG Corp.                                              32,481     28,806
*   SG&G Corp.                                             6,213     19,026
*   SGA Co., Ltd.                                         17,926     19,046
    SH Energy & Chemical Co., Ltd.                        26,194     36,425
*   Shin Poong Pharmaceutical Co., Ltd.                    8,869     71,042
*   Shinhan Financial Group Co., Ltd.                     37,571  1,865,248
*   Shinhan Financial Group Co., Ltd. ADR                  3,200    157,472
    Shinsegae Engineering & Construction Co., Ltd.           863     25,869
    Shinsegae Food Co., Ltd.                                 316     41,881
    Shinsegae Information & Communication Co., Ltd.          458     53,619
    Shinsegae International, Inc.                            678     53,124
    Shinsegae, Inc.                                        2,246    721,442
*   Shinsung Tongsang Co., Ltd.                           23,223     26,198
    Shinwha Intertek Corp.                                10,450     26,167
*   Shinwon Corp.                                          9,926     19,067
    Shinyoung Securities Co., Ltd.                           975     55,962
    SHOWBOX Corp.                                          5,036     25,234
*   Signetics Corp.                                       17,051     21,480
*   SIGONG TECH Co., Ltd.                                  2,357     18,986
    Silicon Works Co., Ltd.                                1,039     52,226
    Silla Co., Ltd.                                        3,447     51,807
    SIMMTECH Co., Ltd.                                    10,495     97,186
*   SIMMTECH HOLDINGS Co., Ltd.                           18,290     41,379
    Sindoh Co., Ltd.                                       1,902    126,423
    SK Bioland Co., Ltd.                                   1,494     33,221
    SK D&D Co., Ltd.                                         528     16,431
    SK Discovery Co., Ltd.(6859916)                        1,708     81,397
*   SK Discovery Co., Ltd.(BF2RZ42)                        1,834    197,509
    SK Gas, Ltd.                                           1,663    164,989

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    SK Holdings Co., Ltd.                                  5,092 $1,518,033
    SK Hynix, Inc.                                        46,357  3,182,164
    SK Innovation Co., Ltd.                                7,223  1,383,152
    SK Materials Co., Ltd.                                   883    140,553
    SK Networks Co., Ltd.                                 34,604    210,588
*   SK Securities Co., Ltd.                               99,631    124,091
    SK Telecom Co., Ltd.                                     453    112,513
#   SK Telecom Co., Ltd. ADR                               1,400     38,528
    SKC Co., Ltd.                                          6,532    277,047
*   SKC Solmics Co., Ltd.                                 14,915     71,211
*   SKCKOLONPI, Inc.                                       4,953    203,376
    SL Corp.                                               4,432    112,313
*   SM Entertainment Co.                                   1,568     56,669
#*  SMARK Co., Ltd.                                       34,617     15,333
    SMEC Co., Ltd.                                         5,759     22,503
*   SNU Precision Co., Ltd.                                3,896     14,799
*   Solco Biomedical Co., Ltd.                            32,056     21,873
*   Solid, Inc.                                            4,615     22,494
    Songwon Industrial Co., Ltd.                           7,973    180,720
    Soulbrain Co., Ltd.                                    3,188    182,066
    SPC Samlip Co., Ltd.                                     385     57,148
    SPG Co., Ltd.                                          2,676     21,337
    Spigen Korea Co., Ltd.                                 1,063     46,646
    Ssangyong Cement Industrial Co., Ltd.                  7,679    158,735
*   Ssangyong Motor Co.                                    9,941     54,734
    Suheung Co., Ltd.                                      1,837     61,565
    Sunchang Corp.                                         2,455     19,870
*   SundayToz Corp.                                          992     32,471
    Sung Kwang Bend Co., Ltd.                              9,320    102,038
    Sungchang Enterprise Holdings, Ltd.                   23,155     66,683
    Sungdo Engineering & Construction Co., Ltd.            5,057     34,002
*   Sungshin Cement Co., Ltd.                              4,554     26,908
    Sungwoo Hitech Co., Ltd.                              14,616     96,535
    Sunjin Co., Ltd.                                       4,911     78,178
*   Suprema HQ, Inc.                                         570      3,408
*   Suprema, Inc.                                            529     12,451
#*  Synopex, Inc.                                         12,915     63,685
#   Systems Technology, Inc.                               3,102     81,972
*   T'way Holdings, Inc.                                   6,101     29,419
    Taekwang Industrial Co., Ltd.                            135    174,313
#*  Taewoong Co., Ltd.                                     4,558    103,003
*   Taeyoung Engineering & Construction Co., Ltd.         15,658    177,283
*   Taihan Electric Wire Co., Ltd.                        11,757     15,988
    Tailim Packaging Co., Ltd.                             6,595     21,584
*   TBH Global Co., Ltd.                                   8,225     60,057
    TechWing, Inc.                                         4,245     73,691
    Tera Semicon Co., Ltd.                                   913     22,782
    TES Co., Ltd.                                          6,178    202,631
*   Tesna Co., Ltd.                                        1,456     17,963
*   Texcell-NetCom Co., Ltd.                              12,437    283,298
*   Thinkware Systems Corp.                                2,160     22,666
*   TK Chemical Corp.                                     10,111     20,659
    TK Corp.                                               5,006     65,160

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Tokai Carbon Korea Co., Ltd.                           1,083 $ 70,943
    Tong Yang Moolsan Co., Ltd.                           16,300   27,972
    Tongyang Life Insurance Co., Ltd.                     15,930  117,422
    Tongyang, Inc.                                        53,574  115,431
    Top Engineering Co., Ltd.                              7,019   43,677
    Toptec Co., Ltd.                                       8,221  209,646
    Tovis Co., Ltd.                                        5,714   44,848
    TS Corp.                                                 743   17,217
    Ubiquoss Holdings, Inc.                                2,090   13,193
*   Ubiquoss, Inc.                                           666   14,221
#*  Ugint Co., Ltd.                                       27,877   39,148
    UIL Co., Ltd.                                          1,953   12,294
    Uju Electronics Co., Ltd.                              1,387   18,354
    Unick Corp.                                            2,721   20,735
    Unid Co., Ltd.                                         2,127   98,871
    Uniquest Corp.                                         3,608   35,119
*   Unison Co., Ltd.                                       5,838   20,549
    UniTest, Inc.                                          4,699   53,622
    Value Added Technologies Co., Ltd.                     1,541   54,837
    Viatron Technologies, Inc.                             1,640   29,058
    Vieworks Co., Ltd.                                     1,617   66,713
    Visang Education, Inc.                                 2,929   34,827
*   Vitzrocell Co., Ltd.                                   2,406   12,253
*   W Holding Co., Ltd.                                   36,772   20,494
*   Webzen, Inc.                                           4,379  122,011
*   Welcron Co., Ltd.                                      7,279   23,883
    WeMade Entertainment Co., Ltd.                           985   51,801
    Whanin Pharmaceutical Co., Ltd.                        4,204   96,386
*   WillBes & Co. (The)                                   19,813   33,471
    Winix, Inc.                                            1,438   23,546
    WiSoL Co., Ltd.                                        9,526  127,747
#*  WIZIT Co., Ltd.                                       18,770   42,708
*   Wonik Holdings Co., Ltd.                              10,539   76,578
*   WONIK IPS Co., Ltd.                                    7,136  219,846
*   Wonik Materials Co., Ltd.                              1,168   68,358
*   Wonik QnC Corp.                                        3,518   47,555
*   Woojin Plaimm Co., Ltd.                                1,781   14,902
*   Woongjin Co., Ltd.                                    21,955   58,794
*   Woongjin Thinkbig Co., Ltd.                            9,131   63,406
    Woori Bank                                            61,244  965,592
*   Woori Investment Bank Co., Ltd.                       33,793   21,836
*   Woorison F&G Co., Ltd.                                11,019   26,886
    Woory Industrial Co., Ltd.                             2,626   92,377
    Wooshin Systems Co., Ltd.                              3,007   25,986
    WooSung Feed Co., Ltd.                                 6,316   18,245
    Y G-1 Co., Ltd.                                        6,357  106,729
*   YD Online Corp.                                        5,106   18,826
*   YeaRimDang Publishing Co., Ltd.                        8,356   80,225
    Yeong Hwa Metal Co., Ltd.                             22,475   32,597
    YES24 Co., Ltd.                                        2,337   12,599
    YESCO Co., Ltd.                                        1,036   43,370
    YG Entertainment, Inc.                                 2,295   63,580
    YMC Co., Ltd.                                          1,363   30,817

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Yong Pyong Resort Co., Ltd.                              4,204 $     40,988
    Yoosung Enterprise Co., Ltd.                             3,387       11,719
    YooSung T&S Co., Ltd.                                    4,556       16,908
    Youlchon Chemical Co., Ltd.                              2,627       49,564
    Young Poong Corp.                                           88       87,337
    Young Poong Precision Corp.                              3,695       30,778
*   Youngone Corp.                                           4,653      138,774
    Youngone Holdings Co., Ltd.                              1,998      105,288
*   YoungWoo DSP Co., Ltd.                                   2,864       14,864
*   Yuanta Securities Korea Co., Ltd.                       35,299      164,515
    Yuhan Corp.                                                799      174,078
*   Yungjin Pharmaceutical Co., Ltd.                         4,960       45,535
    Zeus Co., Ltd.                                           2,774       44,830
                                                                   ------------
TOTAL SOUTH KOREA                                                   138,714,608
                                                                   ------------
SPAIN -- (1.8%)
    Abertis Infraestructuras SA                             26,534      643,737
    Acciona SA                                              12,676    1,147,728
    Acerinox SA                                             42,507      625,077
    ACS Actividades de Construccion y Servicios SA          29,721    1,189,210
    Aena SME SA                                              3,115      678,305
    Alantra Partners SA                                        733       13,570
#   Almirall SA                                             18,861      204,755
    Amadeus IT Group SA                                     35,860    2,780,183
#*  Amper SA                                               275,760       61,912
    Applus Services SA                                      42,347      611,717
    Atresmedia Corp. de Medios de Comunicacion SA           20,688      216,188
    Azkoyen SA                                               4,802       50,639
    Banco Bilbao Vizcaya Argentaria SA                     305,115    2,863,363
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR        26,705      250,760
    Banco de Sabadell SA                                 1,013,362    2,408,564
    Banco Santander SA                                   1,234,394    9,164,436
    Banco Santander SA Sponsored ADR                        64,309      476,526
    Bankia SA                                              147,437      746,333
    Bankinter SA                                            69,532      799,455
*   Baron de Ley                                               258       35,487
    Bolsas y Mercados Espanoles SHMSF SA                    20,898      712,807
    CaixaBank SA                                           354,511    1,912,275
    Cellnex Telecom SA                                      47,929    1,294,023
    Cia de Distribucion Integral Logista Holdings SA        13,661      333,888
    Cie Automotive SA                                       19,308      661,669
    Construcciones y Auxiliar de Ferrocarriles SA            4,920      228,986
#*  Deoleo SA                                              139,533       32,594
    Distribuidora Internacional de Alimentacion SA         186,039      994,024
#*  Duro Felguera SA                                        14,383        6,894
    Ebro Foods SA                                           17,019      419,180
*   eDreams ODIGEO SA                                       17,017      111,750
    Elecnor SA                                              10,253      163,041
    Enagas SA                                               63,095    1,718,788
    Ence Energia y Celulosa SA                              55,325      355,339
    Endesa SA                                               28,968      650,258
    Ercros SA                                               44,591      164,335

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SPAIN -- (Continued)
    Euskaltel SA                                           12,241 $   106,386
    Faes Farma SA(B1PQHS6)                                 52,855     192,274
*   Faes Farma SA(BF5CRM6)                                  1,888       6,867
    Ferrovial SA                                           18,829     432,264
    Fluidra SA                                              6,004      80,770
*   Fomento de Construcciones y Contratas SA                9,183     108,885
    Gas Natural SDG SA                                     71,603   1,655,568
    Grifols SA                                             17,715     569,749
    Grupo Catalana Occidente SA                            11,139     521,222
*   Grupo Empresarial San Jose SA                           1,990       8,984
*   Grupo Ezentis SA                                       30,380      24,770
    Iberdrola SA(B288C92)                                 655,378   5,334,638
*   Iberdrola SA(BF7PH45)                                  14,247     116,003
*   Indra Sistemas SA                                      40,065     589,586
    Industria de Diseno Textil SA                          28,692   1,026,697
*   Liberbank SA                                          493,563     276,255
    Mapfre SA                                             438,472   1,556,975
    Mediaset Espana Comunicacion SA                        62,849     710,743
    Melia Hotels International SA                          15,073     213,008
    Miquel y Costas & Miquel SA                             5,442     228,145
    NH Hotel Group SA                                      43,409     330,052
*   Obrascon Huarte Lain SA                                47,065     290,556
    Papeles y Cartones de Europa SA                        18,922     282,848
*   Pharma Mar SA                                          17,562      37,621
#*  Promotora de Informaciones SA Class A                  13,001      26,073
    Prosegur Cia de Seguridad SA                           70,028     582,190
#*  Quabit Inmobiliaria SA                                 15,441      41,583
*   Realia Business SA                                     15,224      21,314
    Red Electrica Corp. SA                                 56,524   1,192,231
    Repsol SA                                             176,162   3,315,535
    Repsol SA Sponsored ADR                                   226       4,260
#   Sacyr SA                                              134,375     438,569
    Saeta Yield SA                                         11,866     165,405
    Siemens Gamesa Renewable Energy SA                     43,715     682,069
*   Solaria Energia y Medio Ambiente SA                    19,808      57,685
    Talgo SA                                               31,501     182,831
#   Tecnicas Reunidas SA                                    9,921     338,237
    Telefonica SA                                         245,727   2,520,797
    Telefonica SA Sponsored ADR                             6,481      66,365
*   Tubacex SA                                             21,337      91,384
#*  Tubos Reunidos SA                                      22,892      22,412
    Vidrala SA                                              6,134     622,781
    Viscofan SA                                            16,396   1,146,728
*   Vocento SA                                              5,805      10,306
    Zardoya Otis SA                                        44,516     508,619
                                                                  -----------
TOTAL SPAIN                                                        61,466,036
                                                                  -----------
SWEDEN -- (1.9%)
    AAK AB                                                  8,056     749,312
    Acando AB                                              33,126     127,967
    AddLife AB                                              1,848      42,668
    AddNode Group AB                                        1,175      11,858

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
SWEDEN -- (Continued)
    AddTech AB Class B                                    13,253 $  326,819
    AF AB Class B                                         19,366    464,639
    Alfa Laval AB                                         27,674    726,299
#   Alimak Group AB                                        2,704     45,541
#*  Anoto Group AB                                        31,703     17,253
*   Arjo AB Class B                                       29,000     94,950
    Assa Abloy AB Class B                                 40,078    888,393
#   Atlas Copco AB Class A                                23,568  1,105,286
    Atlas Copco AB Class B                                13,593    567,328
#   Atrium Ljungberg AB Class B                            9,677    159,862
    Attendo AB                                             2,901     30,637
#   Avanza Bank Holding AB                                 6,527    366,655
    Axfood AB                                             15,786    317,423
*   BE Group AB                                              696      5,208
    Beijer Alma AB                                         8,140    264,954
    Beijer Ref AB                                            289     12,546
    Bergman & Beving AB                                    6,797     71,672
    Betsson AB                                            46,909    380,535
    Bilia AB Class A                                      40,629    390,827
    BillerudKorsnas AB                                    42,750    658,223
    BioGaia AB Class B                                     3,859    152,528
    Biotage AB                                            10,635    117,703
#   Bjorn Borg AB                                         11,408     39,230
    Boliden AB                                            59,772  2,169,899
    Bonava AB Class B                                     19,873    283,509
    Bravida Holding AB                                     4,437     31,594
#   Bufab AB                                              10,599    141,479
    Bulten AB                                              5,345     81,052
    Bure Equity AB                                        19,336    242,171
    Byggmax Group AB                                      33,815    207,559
    Castellum AB                                          37,558    647,602
    Catena AB                                              3,424     69,444
    Cavotec SA                                             5,921     19,420
    Clas Ohlson AB Class B                                13,808    191,348
    Cloetta AB Class B                                    57,700    238,271
*   Collector AB                                           3,168     33,348
    Com Hem Holding AB                                    69,476  1,207,404
    Concentric AB                                         11,883    232,531
    Coor Service Management Holding AB                     6,606     55,556
    Dedicare AB Class B                                      797     10,936
    Dios Fastigheter AB                                   24,883    176,143
    Dometic Group AB                                      17,866    193,355
#   Doro AB                                               11,734     56,048
    Duni AB                                                9,329    140,651
    Dustin Group AB                                       16,922    166,725
    Eastnine AB                                            9,352    106,061
#   Elanders AB Class B                                    2,784     28,770
    Electrolux AB Series B                                18,886    667,214
#   Elekta AB Class B                                     33,319    318,295
#*  Eltel AB                                              12,624     45,706
    Enea AB                                                3,603     35,671
*   Essity AB Class A                                      2,277     68,155
*   Essity AB Class B                                     34,871  1,044,584

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
SWEDEN -- (Continued)
    eWork Group AB                                          2,020 $   27,788
    Fabege AB                                              22,811    499,450
#   Fagerhult AB                                            6,473     80,666
*   Fastighets AB Balder Class B                           12,918    343,968
    FastPartner AB                                            113      2,097
    Fenix Outdoor International AG                            522     66,713
#*  Fingerprint Cards AB Class B                           33,245     51,362
    Getinge AB Class B                                     49,450    677,603
    Granges AB                                             35,084    369,189
    Gunnebo AB                                             10,150     46,886
*   Haldex AB                                              11,172    129,112
    Hemfosa Fastigheter AB                                 36,096    496,194
    Hennes & Mauritz AB Class B                            30,274    535,769
    Hexagon AB Class B                                     11,231    669,661
    Hexpol AB                                              61,107    656,133
    HIQ International AB                                   18,807    163,167
    Hoist Finance AB                                        4,717     57,543
    Holmen AB Class B                                      14,578    767,964
    Hufvudstaden AB Class A                                17,897    288,038
    Husqvarna AB Class A                                    3,909     40,561
    Husqvarna AB Class B                                   96,883  1,010,671
#   ICA Gruppen AB                                         10,963    428,295
    Indutrade AB                                           18,684    576,234
#   Intrum Justitia AB                                     21,164    784,739
    Inwido AB                                              26,971    279,519
    ITAB Shop Concept AB Class B                            6,100     35,131
    JM AB                                                  23,484    529,715
    KappAhl AB                                             27,914    118,631
#   Karo Pharma AB                                         12,179     56,282
    Kindred Group P.L.C.                                   70,894  1,183,789
    Klovern AB Class B                                    155,399    206,280
    KNOW IT AB                                              8,241    174,052
    Kungsleden AB                                          42,604    301,801
    Lagercrantz Group AB Class B                           16,827    177,255
    Lifco AB Class B                                        4,400    177,282
    Lindab International AB                                23,174    204,281
    Loomis AB Class B                                      36,050  1,441,369
*   Lundin Petroleum AB                                    16,381    408,687
#*  Medivir AB Class B                                      4,452     24,502
#   Mekonomen AB                                            9,251    169,163
    Millicom International Cellular SA                     14,735  1,099,120
    Modern Times Group MTG AB Class B                      17,496    802,502
*   Momentum Group AB Class B                               7,373    101,319
    MQ Holding AB                                          11,956     36,376
#   Mycronic AB                                            16,066    181,432
    NCC AB Class B                                         19,206    380,768
    NetEnt AB                                              54,439    309,222
    New Wave Group AB Class B                              27,186    191,387
    Nibe Industrier AB Class B                             65,051    633,434
    Nobia AB                                               50,175    405,370
    Nobina AB                                              43,416    307,606
    Nolato AB Class B                                      12,358    831,465
    Nordea Bank AB                                        216,097  2,667,738

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
SWEDEN -- (Continued)
#   Opus Group AB                                         125,884 $  103,041
    Oriflame Holding AG                                    11,517    515,783
    Pandox AB                                              13,049    245,167
    Peab AB                                                72,954    625,888
    Platzer Fastigheter Holding AB Class B                  2,223     14,626
    Pricer AB Class B                                      37,914     43,720
    Proact IT Group AB                                      2,658     58,368
    Probi AB                                                  961     39,056
#*  Qliro Group AB                                         26,974     55,521
#   Ratos AB Class B                                       80,168    377,515
#*  RaySearch Laboratories AB                               5,248    104,671
#   Recipharm AB Class B                                    1,223     14,867
#   Rottneros AB                                           37,562     33,195
    Saab AB Class B                                        11,289    540,796
    Sagax AB Class B                                       10,084    128,028
    Sandvik AB                                             62,716  1,234,671
*   SAS AB                                                 62,754    152,012
    Scandi Standard AB                                     24,258    194,271
    Scandic Hotels Group AB                                   784      8,675
    Sectra AB Class B                                       3,748     90,173
    Securitas AB Class B                                   33,360    617,513
    Semcon AB                                               2,968     18,025
#*  Sensys Gatso Group AB                                  93,608     15,192
    Skandinaviska Enskilda Banken AB Class A              108,069  1,365,753
    Skandinaviska Enskilda Banken AB Class C                1,487     19,022
    Skanska AB Class B                                     27,459    558,110
    SKF AB Class A                                          2,953     72,742
    SKF AB Class B                                         98,332  2,430,460
    SkiStar AB                                             10,026    204,697
*   SSAB AB Class A(B17H0S8)                               59,037    374,579
*   SSAB AB Class A(BPRBWK4)                                2,266     14,467
*   SSAB AB Class B(B17H3F6)                              136,507    710,201
*   SSAB AB Class B(BPRBWM6)                               12,844     67,135
#   Svenska Cellulosa AB SCA Class A                        6,709     77,748
    Svenska Cellulosa AB SCA Class B                      119,169  1,233,061
    Svenska Handelsbanken AB Class A                      106,235  1,546,164
    Svenska Handelsbanken AB Class B                        2,115     31,258
    Sweco AB Class B                                       17,415    393,142
    Swedbank AB Class A                                    59,671  1,526,056
    Swedish Match AB                                       10,762    435,909
*   Swedish Orphan Biovitrum AB                            14,352    252,128
    Swedol AB Class B                                      19,515     71,502
    Systemair AB                                            1,553     23,285
#   Tele2 AB Class B                                       85,242  1,066,043
    Telefonaktiebolaget LM Ericsson Class A                 3,536     22,779
#   Telefonaktiebolaget LM Ericsson Class B               207,739  1,336,142
#   Telefonaktiebolaget LM Ericsson Sponsored ADR           8,088     52,087
    Telia Co. AB                                          501,685  2,518,301
    Thule Group AB                                         36,833    838,401
    Trelleborg AB Class B                                  30,864    823,807
    Troax Group AB                                          2,781    100,088
    Victoria Park AB Class B                               25,797     98,379
    Vitrolife AB                                            2,603    227,841

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SWEDEN -- (Continued)
    Volvo AB Class A                                       30,091 $   619,311
    Volvo AB Class B                                      149,843   3,058,375
    Wallenstam AB Class B                                  34,610     327,704
    Wihlborgs Fastigheter AB                               17,103     416,243
                                                                  -----------
TOTAL SWEDEN                                                       67,395,792
                                                                  -----------
SWITZERLAND -- (4.1%)
    ABB, Ltd.                                             169,079   4,712,700
    ABB, Ltd. Sponsored ADR                                11,588     322,958
    Adecco Group AG                                        38,814   3,193,653
    Allreal Holding AG                                      5,218     907,864
*   Alpiq Holding AG                                        1,161      90,809
    ALSO Holding AG                                         2,206     325,022
    ams AG                                                  7,373     681,303
    APG SGA SA                                                361     177,981
#*  Arbonia AG                                             15,604     278,692
#   Aryzta AG                                              31,964     860,546
    Ascom Holding AG                                        9,418     243,648
    Autoneum Holding AG                                     1,342     443,763
    Bachem Holding AG Class B                                 635      96,059
    Baloise Holding AG                                     12,615   2,063,844
    Bank Cler AG                                            1,127      53,268
    Banque Cantonale de Geneve                                174      31,482
    Banque Cantonale Vaudoise                                 838     704,880
    Barry Callebaut AG                                        521   1,066,292
    Belimo Holding AG                                         118     553,179
    Bell Food Group AG                                        390     187,348
    Bellevue Group AG                                       3,885     109,760
#   Berner Kantonalbank AG                                    747     148,816
    BFW Liegenschaften AG                                     830      38,292
    BKW AG                                                  3,354     214,490
    Bobst Group SA                                          4,415     578,948
    Bossard Holding AG Class A                              1,689     436,216
    Bucher Industries AG                                    2,162     990,598
#   Burckhardt Compression Holding AG                       1,313     488,057
    Burkhalter Holding AG                                   1,263     163,011
    Calida Holding AG                                       1,330      51,486
    Carlo Gavazzi Holding AG                                  199      72,782
    Cembra Money Bank AG                                    8,201     808,996
    Chocoladefabriken Lindt & Spruengli AG                      5     373,708
*   Cicor Technologies, Ltd.                                  775      64,766
    Cie Financiere Richemont SA                            29,928   2,870,574
    Cie Financiere Tradition SA                               629      68,950
    Clariant AG                                            80,922   2,316,209
    Coltene Holding AG                                      1,262     131,982
    Conzzeta AG                                               398     484,552
    Credit Suisse Group AG                                161,654   3,126,552
    Credit Suisse Group AG Sponsored ADR                   11,668     225,663
    Daetwyler Holding AG                                    3,169     672,870
    DKSH Holding AG                                         6,676     624,247
    dormakaba Holding AG                                      896     824,400
*   Dottikon Es Holding AG                                     32      27,147

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SWITZERLAND -- (Continued)
*   Dufry AG                                               10,193 $ 1,581,215
    EFG International AG                                   40,292     453,025
    Emmi AG                                                   723     548,210
    EMS-Chemie Holding AG                                     594     436,658
    Feintool International Holding AG                         542      75,179
    Flughafen Zurich AG                                     7,041   1,793,771
    Forbo Holding AG                                          456     771,116
    GAM Holding AG                                         74,694   1,402,981
    Geberit AG                                              2,493   1,180,761
    Georg Fischer AG                                        2,105   3,047,306
    Givaudan SA                                               690   1,661,005
    Gurit Holding AG                                          206     230,445
    Helvetia Holding AG                                     3,018   1,798,006
    Hiag Immobilien Holding AG                                910     120,483
#   HOCHDORF Holding AG                                       378     123,123
    Huber & Suhner AG                                       3,999     233,207
*   Idorsia, Ltd.                                           4,280     132,601
    Implenia AG                                             5,374     389,852
    Inficon Holding AG                                        631     394,865
    Interroll Holding AG                                      300     496,207
    Intershop Holding AG                                      390     205,407
    Investis Holding SA                                       239      15,919
    Julius Baer Group, Ltd.                                25,770   1,770,303
    Jungfraubahn Holding AG                                   519      76,919
    Kardex AG                                               2,304     313,407
    Komax Holding AG                                          876     302,106
#   Kudelski SA                                            13,192     165,849
    Kuehne + Nagel International AG                         3,270     600,545
    LafargeHolcim, Ltd.                                    26,282   1,608,065
    LafargeHolcim, Ltd.                                     6,741     413,225
*   Lastminute.com NV                                       1,768      29,788
    LEM Holding SA                                            135     242,489
    Liechtensteinische Landesbank AG                        2,040     112,674
#   Logitech International SA(B1921K0)                     27,599   1,167,438
    Logitech International SA(B18ZRK2)                      5,234     219,508
    Lonza Group AG                                         11,109   3,086,486
    Luzerner Kantonalbank AG                                1,008     536,013
    Metall Zug AG Class B                                      59     236,803
#*  Meyer Burger Technology AG                             73,921     150,360
#   Mobilezone Holding AG                                   4,852      62,664
    Mobimo Holding AG                                       2,001     559,777
    Nestle SA                                             200,030  17,278,976
    Novartis AG                                           111,773  10,088,303
    Novartis AG Sponsored ADR                              20,738   1,867,664
    OC Oerlikon Corp. AG                                   66,863   1,192,985
*   Orascom Development Holding AG                          4,153      74,621
    Orior AG                                                2,018     163,688
    Panalpina Welttransport Holding AG                      2,788     461,348
    Partners Group Holding AG                               1,420   1,103,418
    Phoenix Mecano AG                                         135      92,548
    Plazza AG Class A                                         199      48,295
    PSP Swiss Property AG                                   9,199     904,600
    Rieter Holding AG                                       1,349     360,240

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
SWITZERLAND -- (Continued)
    Roche Holding AG(7108918)                                 908 $    226,892
    Roche Holding AG(7110388)                              25,011    6,179,570
    Romande Energie Holding SA                                 28       37,593
#   Schaffner Holding AG                                      112       37,921
    Schindler Holding AG                                    1,218      296,440
*   Schmolz + Bickenbach AG                               173,638      149,111
    Schweiter Technologies AG                                 354      442,854
    SFS Group AG                                            5,570      699,904
    SGS SA                                                    363      975,803
    Siegfried Holding AG                                    1,706      610,596
    Sika AG                                                   321    2,780,759
    Sonova Holding AG                                       9,125    1,470,505
    St Galler Kantonalbank AG                                 752      421,736
    Straumann Holding AG                                    1,478    1,128,132
    Sulzer AG                                               6,717      954,595
    Sunrise Communications Group AG                        18,845    1,771,874
    Swatch Group AG (The)(7184725)                          4,092    1,872,046
    Swatch Group AG (The)(7184736)                          7,447      643,296
    Swiss Life Holding AG                                   6,134    2,303,302
    Swiss Prime Site AG                                     9,936      961,928
    Swiss Re AG                                            22,449    2,214,221
#   Swisscom AG                                             6,062    3,310,395
    Swissquote Group Holding SA                             3,799      187,759
    Tamedia AG                                                307       45,853
    Tecan Group AG                                          1,542      341,324
    Temenos Group AG                                       10,256    1,417,343
    Thurgauer Kantonalbank                                    480       54,641
*   Tornos Holding AG                                       2,544       23,118
    u-blox Holding AG                                       3,149      660,228
*   UBS Group AG(H42097107)                                14,105      286,614
    UBS Group AG(BRJL176)                                 247,106    5,016,104
    Valiant Holding AG                                      6,034      728,824
    Valora Holding AG                                       1,590      585,134
    VAT Group AG                                            3,420      546,368
    Vaudoise Assurances Holding SA                            353      199,977
    Vetropack Holding AG                                       36       72,353
    Vifor Pharma AG                                        11,212    1,648,945
    Vontobel Holding AG                                    11,973      865,024
    VP Bank AG                                                498       79,384
    VZ Holding AG                                             610      205,839
    Walliser Kantonalbank                                     123       13,475
#   Walter Meier AG                                         1,320       60,021
    Warteck Invest AG                                           7       14,619
#   Ypsomed Holding AG                                        823      154,123
    Zehnder Group AG                                        3,885      180,020
*   Zueblin Immobilien Holding AG                             454       12,620
    Zuger Kantonalbank AG                                      13       79,025
    Zurich Insurance Group AG                              14,341    4,717,437
                                                                  ------------
TOTAL SWITZERLAND                                                  142,976,455
                                                                  ------------
TAIWAN -- (3.6%)
    A-DATA Technology Co., Ltd.                            80,000      197,464

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    ABC Taiwan Electronics Corp.                             15,000 $   25,050
    Ability Enterprise Co., Ltd.                             86,988     66,656
    Ability Opto-Electronics Technology Co., Ltd.            19,000     24,368
    AcBel Polytech, Inc.                                    121,000     94,446
    Accton Technology Corp.                                 139,000    556,628
#   Acer, Inc.                                              673,000    637,391
    ACES Electronic Co., Ltd.                                18,000     15,410
    Acter Co., Ltd.                                          17,000    121,170
*   Action Electronics Co., Ltd.                             63,000     14,010
    Actron Technology Corp.                                  29,000    110,737
    Addcn Technology Co., Ltd.                                2,000     16,319
    Adlink Technology, Inc.                                  28,659     60,974
    Advanced Ceramic X Corp.                                 13,000    167,659
    Advanced International Multitech Co., Ltd.               50,000     54,834
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.       30,000     25,168
    Advanced Semiconductor Engineering, Inc.              1,377,863  1,955,230
    Advanced Semiconductor Engineering, Inc. ADR              6,800     48,620
    Advanced Wireless Semiconductor Co.                      47,000    116,708
    Advancetek Enterprise Co., Ltd.                          50,571     32,323
    Advantech Co., Ltd.                                      17,599    137,607
    Aerospace Industrial Development Corp.                  222,000    268,167
*   AGV Products Corp.                                      174,875     45,278
    Airmate Cayman International Co., Ltd.                   23,000     19,204
    Airtac International Group                               18,229    289,233
*   Alchip Technologies, Ltd.                                22,000     89,053
#*  ALI Corp.                                               124,000     77,579
#   All Ring Tech Co., Ltd.                                  25,000     56,786
    Allied Circuit Co., Ltd.                                 13,000     48,042
    Alltop Technology Co., Ltd.                              23,000     63,277
#   Alpha Networks, Inc.                                    134,300    120,843
#   Altek Corp.                                             121,000    132,583
    Amazing Microelectronic Corp.                            27,560     80,714
    Ambassador Hotel (The)                                   48,000     38,108
#   AmTRAN Technology Co., Ltd.                             253,000    151,526
    Anpec Electronics Corp.                                  44,000     75,937
    AP Memory Technology Corp.                                8,000     24,153
    Apacer Technology, Inc.                                  16,750     21,949
    APAQ Technology Co., Ltd.                                24,000     47,643
    APCB, Inc.                                               51,000     47,241
    Apex Biotechnology Corp.                                 32,000     34,545
    Apex International Co., Ltd.                             53,550     38,352
    Arcadyan Technology Corp.                                41,000     70,524
    Ardentec Corp.                                          166,990    219,674
    Asia Cement Corp.                                       471,000    484,976
#   Asia Optical Co., Inc.                                   63,000    254,459
*   Asia Pacific Telecom Co., Ltd.                          399,000    137,565
    Asia Plastic Recycling Holding, Ltd.                     95,910     42,964
    Asia Polymer Corp.                                      126,133     80,525
    Asia Tech Image, Inc.                                    17,000     28,888
    Asia Vital Components Co., Ltd.                         132,000    139,996
    ASMedia Technology, Inc.                                  5,260     64,171
    ASPEED Technology, Inc.                                   4,000    104,987
    ASROCK, Inc.                                             12,000     31,351

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Asustek Computer, Inc.                                   81,000 $  780,222
    Aten International Co., Ltd.                             36,000    108,705
#   AU Optronics Corp.                                    2,794,000  1,328,919
#   AU Optronics Corp. Sponsored ADR                         12,300     58,917
    Audix Corp.                                              17,000     24,790
#   AURAS Technology Co., Ltd.                               28,000     88,624
    Aurora Corp.                                             14,100     42,421
    Avalue Technology, Inc.                                  20,000     33,831
    Avermedia Technologies                                   85,000     44,168
    AVY Precision Technology, Inc.                           15,842     31,011
    Axiomtek Co., Ltd.                                       10,000     18,036
    Bank of Kaohsiung Co., Ltd.                             167,000     55,626
#   Basso Industry Corp.                                     38,000     85,714
*   BenQ Materials Corp.                                     28,000     18,428
#   BES Engineering Corp.                                   557,000    149,163
    Bin Chuan Enterprise Co., Ltd.                           22,000     30,672
*   Biostar Microtech International Corp.                    74,000     45,688
    Bioteque Corp.                                            8,000     27,460
    Bizlink Holding, Inc.                                    23,488    222,283
    Boardtek Electronics Corp.                               37,000     43,599
    Bothhand Enterprise, Inc.                                16,000     37,321
    Bright Led Electronics Corp.                             41,000     24,361
    Brighton-Best International Taiwan, Inc.                 28,000     22,328
    Browave Corp.                                            11,000     14,416
    C Sun Manufacturing, Ltd.                                50,000     48,028
    C-Media Electronics, Inc.                                19,000     17,207
    Cameo Communications, Inc.                               53,000     14,809
    Capital Futures Corp.                                    14,000     22,264
    Capital Securities Corp.                                671,000    273,946
    Career Technology MFG. Co., Ltd.                         95,000    142,811
    Casetek Holdings, Ltd.                                   42,000    154,802
    Catcher Technology Co., Ltd.                            140,000  1,601,526
    Cathay Financial Holding Co., Ltd.                      593,000  1,108,958
    Cathay Real Estate Development Co., Ltd.                198,000    112,438
    Cayman Engley Industrial Co., Ltd.                       10,000     56,605
*   Center Laboratories, Inc.                                38,200     63,957
    Central Reinsurance Co., Ltd.                            37,000     22,517
    Chailease Holding Co., Ltd.                             258,760    869,684
    Chain Chon Industrial Co., Ltd.                          47,000     27,483
*   Champion Building Materials Co., Ltd.                   118,000     34,514
    Chang Hwa Commercial Bank, Ltd.                         609,528    357,387
    Chang Wah Electromaterials, Inc.                          9,900     49,560
    Channel Well Technology Co., Ltd.                        48,000     53,181
    Chant Sincere Co., Ltd.                                  19,000     19,287
#   Charoen Pokphand Enterprise                              66,000    149,602
    Chaun-Choung Technology Corp.                            25,000     85,234
    CHC Healthcare Group                                     22,000     26,669
    CHC Resources Corp.                                      30,000     60,634
    Chen Full International Co., Ltd.                        38,000     61,757
    Chenbro Micom Co., Ltd.                                  23,000     35,172
    Cheng Fwa Industrial Co., Ltd.                           36,000     22,068
#   Cheng Loong Corp.                                       278,000    151,586
#   Cheng Shin Rubber Industry Co., Ltd.                    247,000    430,557

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Cheng Uei Precision Industry Co., Ltd.                  156,000 $245,564
    Chenming Mold Industry Corp.                             32,000   22,135
    Chia Hsin Cement Corp.                                  104,000   48,363
    Chian Hsing Forging Industrial Co., Ltd.                 16,000   38,388
    Chicony Electronics Co., Ltd.                           136,093  358,269
    Chicony Power Technology Co., Ltd.                       54,210  109,689
    Chieftek Precision Co., Ltd.                              8,000   34,681
    Chien Kuo Construction Co., Ltd.                         75,000   28,691
    Chilisin Electronics Corp.                               52,457  174,747
#*  Chimei Materials Technology Corp.                       197,000   82,792
    Chin-Poon Industrial Co., Ltd.                          128,000  237,802
*   China Airlines, Ltd.                                  1,374,000  569,017
    China Bills Finance Corp.                               302,000  161,095
    China Chemical & Pharmaceutical Co., Ltd.               105,000   66,889
    China Development Financial Holding Corp.             1,744,000  639,717
*   China Electric Manufacturing Corp.                       79,000   28,193
*   China Fineblanking Technology Co., Ltd.                  15,000   24,575
    China General Plastics Corp.                            143,932  165,747
    China Life Insurance Co., Ltd.                          327,634  336,986
*   China Man-Made Fiber Corp.                              389,800  127,733
    China Metal Products                                     87,000   84,826
    China Motor Corp.                                       177,000  161,762
#*  China Petrochemical Development Corp.                   707,000  369,785
    China Steel Chemical Corp.                               27,000  131,849
    China Steel Corp.                                       845,000  722,256
    China Steel Structure Co., Ltd.                          20,000   14,794
    China Synthetic Rubber Corp.                            172,315  290,257
    China Wire & Cable Co., Ltd.                             31,000   25,723
    Chinese Maritime Transport, Ltd.                         35,000   36,098
*   Ching Feng Home Fashions Co., Ltd.                       41,000   40,623
    Chipbond Technology Corp.                               271,000  625,324
    ChipMOS TECHNOLOGIES, Inc.                              106,000   96,924
    Chlitina Holding, Ltd.                                   20,000   98,032
    Chong Hong Construction Co., Ltd.                        44,100  132,813
    Chroma ATE, Inc.                                         47,000  267,196
    Chun Yuan Steel                                          87,000   34,312
*   Chung Hung Steel Corp.                                  426,000  189,204
    Chung Hwa Pulp Corp.                                    193,228   75,837
    Chung-Hsin Electric & Machinery Manufacturing Corp.     156,000  112,977
    Chunghwa Precision Test Tech Co., Ltd.                    2,000   81,414
    Chunghwa Telecom Co., Ltd.                               53,000  197,108
    Chunghwa Telecom Co., Ltd. Sponsored ADR                  3,400  125,970
    Chyang Sheng Dyeing & Finishing Co., Ltd.                54,000   42,844
    Cleanaway Co., Ltd.                                      28,000  164,831
    Clevo Co.                                               184,000  178,513
*   CMC Magnetics Corp.                                     570,219   95,034
*   Co-Tech Development Corp.                                55,552   83,726
    Coland Holdings, Ltd.                                    13,000   15,793
    Compal Electronics, Inc.                              1,087,000  809,203
    Compeq Manufacturing Co., Ltd.                          399,000  494,607
    Compucase Enterprise                                     33,000   41,620
*   Concord Securities Co., Ltd.                            148,000   48,401
    Continental Holdings Corp.                              139,000   77,591

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Contrel Technology Co., Ltd.                             31,000 $   17,171
    Coremax Corp.                                            13,000     55,622
    Coretronic Corp.                                        148,000    194,256
    Coxon Precise Industrial Co., Ltd.                       34,000     36,435
    Creative Sensor, Inc.                                    35,000     31,158
*   CSBC Corp. Taiwan                                       119,000     58,280
    CTBC Financial Holding Co., Ltd.                      1,572,563  1,149,098
    CTCI Corp.                                              107,000    166,275
    Cub Elecparts, Inc.                                      10,471    107,229
    CviLux Corp.                                             28,360     30,034
    CX Technology Co., Ltd.                                  28,986     25,512
    Cyberlink Corp.                                          23,000     51,346
    CyberPower Systems, Inc.                                 17,000     57,052
    CyberTAN Technology, Inc.                               105,000     72,503
    Cypress Technology Co., Ltd.                              8,800     27,624
    D-Link Corp.                                            210,800     94,333
    DA CIN Construction Co., Ltd.                            61,000     38,429
    Da-Li Development Co., Ltd.                              31,143     35,720
    Dadi Early-Childhood Education Group, Ltd.                8,079     67,559
    Dah Fung CATV Co., Ltd.                                  12,000     14,622
*   Danen Technology Corp.                                  107,000     26,249
    Darfon Electronics Corp.                                 95,000     99,374
#   Darwin Precisions Corp.                                 183,000    225,413
    Daxin Materials Corp.                                    19,000     52,373
    De Licacy Industrial Co.                                 71,947     61,992
    Delpha Construction Co., Ltd.                            27,000     13,978
    Delta Electronics, Inc.                                  57,365    289,139
    Depo Auto Parts Ind Co., Ltd.                            35,000    109,769
    Dimerco Data System Corp.                                11,000     14,548
    Dimerco Express Corp.                                    18,000     13,037
*   Dynamic Electronics Co., Ltd.                            92,000     35,169
    Dynapack International Technology Corp.                  56,000     88,839
    E Ink Holdings, Inc.                                    179,000    325,399
    E-Lead Electronic Co., Ltd.                              12,000     11,927
    E-LIFE MALL Corp.                                        23,000     49,934
*   E-Ton Solar Tech Co., Ltd.                               44,000     12,595
    E.Sun Financial Holding Co., Ltd.                       968,501    637,356
*   Eastern Media International Corp.                       171,000     65,710
    Eclat Textile Co., Ltd.                                  24,583    246,871
    ECOVE Environment Corp.                                  11,000     63,603
    Edimax Technology Co., Ltd.                              97,000     32,908
*   Edison Opto Corp.                                        22,000     12,102
    Edom Technology Co., Ltd.                                65,467     44,873
    eGalax_eMPIA Technology, Inc.                            18,387     33,163
    Elan Microelectronics Corp.                              67,000    106,173
    Elite Advanced Laser Corp.                               51,880    229,724
#   Elite Material Co., Ltd.                                107,000    375,775
    Elite Semiconductor Memory Technology, Inc.              51,000     77,950
*   Elitegroup Computer Systems Co., Ltd.                   138,000     88,590
    eMemory Technology, Inc.                                 18,000    256,059
    ENG Electric Co., Ltd.                                   32,240      7,796
    Ennoconn Corp.                                           12,253    199,135
    EnTie Commercial Bank Co., Ltd.                          51,000     23,515

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
*   Epileds Technologies, Inc.                               24,000 $   18,379
*   Epistar Corp.                                           269,000    474,215
    Eson Precision Ind. Co., Ltd.                            16,000     23,709
    Eternal Materials Co., Ltd.                             210,672    223,379
*   Etron Technology, Inc.                                  121,000     64,401
    Eurocharm Holdings Co., Ltd.                             13,000     38,158
    Eva Airways Corp.                                     1,083,162    573,394
    Everest Textile Co., Ltd.                                61,360     30,429
    Evergreen International Storage & Transport Corp.       217,000    103,801
*   Evergreen Marine Corp. Taiwan, Ltd.                     503,282    297,029
    Everlight Chemical Industrial Corp.                     136,405     86,313
    Everlight Electronics Co., Ltd.                         136,000    213,622
    Everspring Industry Co., Ltd.                            41,000     17,179
    Excelsior Medical Co., Ltd.                              35,000     54,830
    Far Eastern Department Stores, Ltd.                     384,000    206,069
    Far Eastern International Bank                          786,541    260,685
    Far Eastern New Century Corp.                           480,100    428,418
    Far EasTone Telecommunications Co., Ltd.                162,000    422,648
    Faraday Technology Corp.                                 51,600    144,426
    Farglory Land Development Co., Ltd.                     125,000    138,059
    Federal Corp.                                           197,926     91,235
    Feedback Technology Corp.                                 7,700     33,606
    Feng Hsin Steel Co., Ltd.                                99,000    203,458
    Feng TAY Enterprise Co., Ltd.                            33,484    158,232
*   First Copper Technology Co., Ltd.                        87,000     38,485
    First Financial Holding Co., Ltd.                     1,185,057    818,821
    First Hi-Tec Enterprise Co., Ltd.                        25,969     31,334
    First Insurance Co., Ltd. (The)                          66,000     32,478
*   First Steamship Co., Ltd.                               207,311     59,307
    FLEXium Interconnect, Inc.                              127,112    485,469
    Flytech Technology Co., Ltd.                             51,297    151,927
#   FocalTech Systems Co., Ltd.                              94,228     97,477
    Forest Water Environment Engineering Co., Ltd.           10,000     22,037
    Formosa Advanced Technologies Co., Ltd.                  50,000     54,165
    Formosa Chemicals & Fibre Corp.                         156,000    582,027
    Formosa International Hotels Corp.                        8,672     46,105
    Formosa Laboratories, Inc.                               17,000     33,399
    Formosa Petrochemical Corp.                              61,000    259,068
    Formosa Plastics Corp.                                  126,000    447,095
    Formosa Taffeta Co., Ltd.                               191,000    212,536
    Formosan Rubber Group, Inc.                             106,110     57,681
    Formosan Union Chemical                                  97,785     61,010
    Fortune Electric Co., Ltd.                               40,000     28,754
    Founding Construction & Development Co., Ltd.            24,000     13,294
    Foxconn Technology Co., Ltd.                            122,535    349,678
    Foxlink Image Technology Co., Ltd.                       27,000     19,714
#   Foxsemicon Integrated Technology, Inc.                   24,150    214,706
    Froch Enterprise Co., Ltd.                               80,000     46,157
    FSP Technology, Inc.                                     45,000     37,754
    Fubon Financial Holding Co., Ltd.                       890,000  1,653,349
    Fulgent Sun International Holding Co., Ltd.              18,404     45,372
    Fullerton Technology Co., Ltd.                           23,000     19,065
    Fulltech Fiber Glass Corp.                               92,000     74,815

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    G Shank Enterprise Co., Ltd.                             49,000 $ 44,143
    Gallant Precision Machining Co., Ltd.                    59,000   42,979
    GCS Holdings, Inc.                                        9,000   27,726
    GEM Services, Inc.                                       21,000   60,664
#   Gemtek Technology Corp.                                 128,000  123,332
    General Interface Solution Holding, Ltd.                 50,000  370,883
    General Plastic Industrial Co., Ltd.                     15,000   20,581
    Generalplus Technology, Inc.                             19,000   33,954
    Genesys Logic, Inc.                                      35,000   45,110
#*  Genius Electronic Optical Co., Ltd.                      24,000  230,065
    GeoVision, Inc.                                          22,977   30,990
    Getac Technology Corp.                                  163,000  243,000
    Giant Manufacturing Co., Ltd.                            49,000  274,929
    Giantplus Technology Co., Ltd.                           55,000   34,551
    Gigabyte Technology Co., Ltd.                           179,000  446,212
*   Gigastorage Corp.                                       142,000   77,104
    Ginko International Co., Ltd.                            13,000  104,747
*   Gintech Energy Corp.                                    178,088  106,890
    Global Brands Manufacture, Ltd.                         121,000   52,473
    Global Lighting Technologies, Inc.                       25,000   36,526
    Global Mixed Mode Technology, Inc.                       10,000   23,455
    Global PMX Co., Ltd.                                      9,000   53,833
    Global Unichip Corp.                                     21,000  258,423
    Globalwafers Co., Ltd.                                   19,000  290,505
    Globe Union Industrial Corp.                             68,000   45,487
    Gloria Material Technology Corp.                        173,680  120,600
    Glory Science Co., Ltd.                                  13,000   23,168
*   Gold Circuit Electronics, Ltd.                          160,000   56,224
    Golden Friends Corp.                                     15,000   28,100
*   Goldsun Building Materials Co., Ltd.                    363,000  119,595
    Gourmet Master Co., Ltd.                                  8,085  116,976
    Grand Fortune Securities Co., Ltd.                       54,000   28,321
    Grand Pacific Petrochemical                             287,000  282,730
    Grand Plastic Technology Corp.                            7,000   42,257
    GrandTech CG Systems, Inc.                               24,000   47,990
    Grape King Bio, Ltd.                                     29,000  210,701
    Great China Metal Industry                               42,000   36,511
    Great Taipei Gas Co., Ltd.                               23,000   21,549
    Great Wall Enterprise Co., Ltd.                         230,000  268,147
    Greatek Electronics, Inc.                               104,000  201,954
*   Green Energy Technology, Inc.                            85,000   50,967
#   Green Seal Holding, Ltd.                                 25,500   54,873
    Hannstar Board Corp.                                    118,000   81,631
#   HannStar Display Corp.                                1,291,000  472,205
*   HannsTouch Solution, Inc.                               174,797   53,932
    Hanpin Electron Co., Ltd.                                14,000   13,810
    Hey Song Corp.                                           58,000   62,091
    Highlight Tech Corp.                                     23,000   25,572
    Highwealth Construction Corp.                           256,300  402,626
    HIM International Music, Inc.                             6,000   22,048
    Hiroca Holdings, Ltd.                                    19,000   72,983
    Hitron Technology, Inc.                                  97,000   69,647
    Hiwin Technologies Corp.                                 36,850  476,490

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
*   Ho Tung Chemical Corp.                                  309,125 $  100,752
*   Hocheng Corp.                                           129,000     43,664
    Holiday Entertainment Co., Ltd.                          18,000     33,387
    Holtek Semiconductor, Inc.                               63,000    169,276
    Holy Stone Enterprise Co., Ltd.                          38,500    147,788
    Hon Hai Precision Industry Co., Ltd.                    911,780  2,874,484
    Hong Pu Real Estate Development Co., Ltd.                97,000     75,153
    Hong TAI Electric Industrial                             63,000     24,544
    Hong YI Fiber Industry Co.                               56,000     41,839
*   Horizon Securities Co., Ltd.                            113,000     32,341
#   Hota Industrial Manufacturing Co., Ltd.                  39,786    166,822
    Hotai Motor Co., Ltd.                                    12,000    156,107
    Hotron Precision Electronic Industrial Co., Ltd.         28,100     47,010
    Hsin Kuang Steel Co., Ltd.                              100,000    106,216
    Hsin Yung Chien Co., Ltd.                                 8,000     23,622
#*  HTC Corp.                                               148,000    360,066
    Hu Lane Associate, Inc.                                  31,000    161,411
*   HUA ENG Wire & Cable Co., Ltd.                          132,000     51,731
    Hua Nan Financial Holdings Co., Ltd.                    940,109    560,996
    Huaku Development Co., Ltd.                              97,000    241,461
    Huang Hsiang Construction Corp.                          44,000     46,825
    Hung Ching Development & Construction Co., Ltd.          22,000     19,393
    Hung Sheng Construction, Ltd.                           163,000    151,479
    Hwa Fong Rubber Industrial Co., Ltd.                    111,000     57,101
*   I-Chiun Precision Industry Co., Ltd.                     92,000     35,859
    I-Sheng Electric Wire & Cable Co., Ltd.                  25,000     38,659
#   Ibase Technology, Inc.                                   49,345     83,781
*   Ichia Technologies, Inc.                                138,000     77,996
    Ideal Bike Corp.                                         54,000     24,537
    IEI Integration Corp.                                    71,000     98,790
    Infortrend Technology, Inc.                              63,000     31,053
    Innodisk Corp.                                           21,646     89,314
    Innolux Corp.                                         2,682,000  1,263,121
    Inpaq Technology Co., Ltd.                               24,000     22,395
    Intai Technology Corp.                                    7,000     23,600
    Integrated Service Technology, Inc.                      19,680     69,925
    IntelliEPI, Inc.                                          8,000     30,709
    International Games System Co., Ltd.                     21,000    118,084
    Inventec Corp.                                          407,000    332,181
    Iron Force Industrial Co., Ltd.                          14,000     50,593
    ITE Technology, Inc.                                     43,000     55,134
    ITEQ Corp.                                               76,000    162,000
    Jarllytec Co., Ltd.                                      21,000     35,995
    Jentech Precision Industrial Co., Ltd.                   20,000     48,197
    Jess-Link Products Co., Ltd.                             50,250     51,827
    Jih Lin Technology Co., Ltd.                              9,000     27,617
    Jih Sun Financial Holdings Co., Ltd.                    530,712    151,606
    Jinli Group Holdings, Ltd.                               28,119     22,771
    Johnson Health Tech Co., Ltd.                            26,065     31,329
    K Laser Technology, Inc.                                 79,000     44,548
    Kaori Heat Treatment Co., Ltd.                           23,000     33,557
    Kaulin Manufacturing Co., Ltd.                           45,000     38,881
    KEE TAI Properties Co., Ltd.                            114,000     40,839

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
    Kenda Rubber Industrial Co., Ltd.                      98,899 $  125,516
    Kenmec Mechanical Engineering Co., Ltd.                84,000     35,418
    Kerry TJ Logistics Co., Ltd.                           45,000     59,323
*   Key Ware Electronics Co., Ltd.                         53,000     22,657
    Kindom Construction Corp.                             143,000    109,547
    King Chou Marine Technology Co., Ltd.                  36,340     39,672
    King Slide Works Co., Ltd.                              9,000    121,955
    King Yuan Electronics Co., Ltd.                       488,000    504,281
    King's Town Bank Co., Ltd.                            245,000    351,023
    Kingpak Technology, Inc.                                5,000     47,264
    Kinik Co.                                              48,000    133,496
    Kinko Optical Co., Ltd.                                58,000     74,565
    Kinpo Electronics                                     457,000    168,601
#   Kinsus Interconnect Technology Corp.                  100,000    172,859
    KMC Kuei Meng International, Inc.                      26,000    119,246
    KS Terminals, Inc.                                     32,000     63,669
    Kung Long Batteries Industrial Co., Ltd.               25,000    122,125
    Kung Sing Engineering Corp.                           101,000     58,706
*   Kuo Toong International Co., Ltd.                      89,224     64,190
*   Kuoyang Construction Co., Ltd.                        142,000     78,311
    Kwong Fong Industries Corp.                            22,464     12,931
    Kwong Lung Enterprise Co., Ltd.                        20,000     32,906
*   KYE Systems Corp.                                      99,000     36,996
    L&K Engineering Co., Ltd.                              71,000     84,682
*   LAN FA Textile                                         93,000     29,157
    Land Mark Optoelectronics Corp.                        20,000    253,214
    Lanner Electronics, Inc.                               16,000     23,681
    Largan Precision Co., Ltd.                              3,000    411,175
    Laser Tek Taiwan Co., Ltd.                             14,000     14,554
    Laster Tech Corp., Ltd.                                16,000     39,878
    LCY Chemical Corp.                                    162,000    250,734
*   Lealea Enterprise Co., Ltd.                           222,000     87,515
    Ledlink Optics, Inc.                                   17,850     27,298
    LEE CHI Enterprises Co., Ltd.                          36,000     14,203
    Lelon Electronics Corp.                                30,850     64,146
    Lemtech Holdings Co., Ltd.                              7,000     32,470
*   LES Enphants Co., Ltd.                                 32,000     13,227
*   Lextar Electronics Corp.                              102,000     84,888
    Li Cheng Enterprise Co., Ltd.                          32,300     50,093
*   Li Peng Enterprise Co., Ltd.                          283,600     84,214
    Lian HWA Food Corp.                                    16,720     19,665
    Lida Holdings, Ltd.                                    14,000     50,461
    Lien Hwa Industrial Corp.                             230,438    298,471
    Lifestyle Global Enterprise, Inc.                       6,000     25,858
    Lingsen Precision Industries, Ltd.                    174,000     91,092
    Lion Travel Service Co., Ltd.                           7,000     32,382
    Lite-On Semiconductor Corp.                            90,000    137,753
    Lite-On Technology Corp.                              700,417  1,029,322
    Long Bon International Co., Ltd.                      155,000     78,100
#   Long Chen Paper Co., Ltd.                             168,279    192,659
    Longwell Co.                                            3,000      8,119
    Lotes Co., Ltd.                                        19,000    115,688
    Lu Hai Holding Corp.                                   13,199     21,230

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Lumax International Corp., Ltd.                          21,600 $   42,914
    Lung Yen Life Service Corp.                              22,000     50,636
*   LuxNet Corp.                                             36,099     45,256
    Macauto Industrial Co., Ltd.                              8,000     41,447
    Machvision, Inc.                                          4,000     43,215
    Macroblock, Inc.                                          5,000     11,416
*   Macronix International                                  514,564    805,490
    Mag Layers Scientific-Technics Co., Ltd.                 25,300     57,241
    Makalot Industrial Co., Ltd.                             75,167    341,180
    Marketech International Corp.                            29,000     39,923
    Masterlink Securities Corp.                             405,537    125,109
#   Materials Analysis Technology, Inc.                      19,257     52,544
    Mayer Steel Pipe Corp.                                   24,000     11,645
    MediaTek, Inc.                                           62,000    634,396
    Mega Financial Holding Co., Ltd.                      1,407,975  1,221,305
    Meiloon Industrial Co.                                   20,750     24,158
    Mercuries & Associates Holding, Ltd.                    146,531    125,463
*   Mercuries Life Insurance Co., Ltd.                      281,261    154,329
#   Merry Electronics Co., Ltd.                              46,000    288,230
    Micro-Star International Co., Ltd.                      178,000    587,380
*   Microbio Co., Ltd.                                       77,000     58,093
    Microelectronics Technology, Inc.                        27,000     29,074
    Microlife Corp.                                          23,000     55,417
    Mildef Crete, Inc.                                       26,000     50,964
    MIN AIK Technology Co., Ltd.                             29,600     27,093
    Mirle Automation Corp.                                   51,000     94,011
    Mitac Holdings Corp.                                    205,692    239,499
    Mobiletron Electronics Co., Ltd.                         16,000     21,694
    momo.com, Inc.                                            8,000     72,118
#*  Motech Industries, Inc.                                 153,589    119,328
    MPI Corp.                                                22,000     52,120
    Nak Sealing Technologies Corp.                           23,000     72,093
    Namchow Holdings Co., Ltd.                               68,000    144,339
    Nan Kang Rubber Tire Co., Ltd.                          103,000     95,683
    Nan Liu Enterprise Co., Ltd.                              7,000     38,893
    Nan Ya Plastics Corp.                                   143,000    392,606
    Nan Ya Printed Circuit Board Corp.                       85,000     76,402
    Nang Kuang Pharmaceutical co., Ltd.                      14,000     18,208
    Nantex Industry Co., Ltd.                                72,172     57,288
    Nanya Technology Corp.                                   88,432    240,031
#*  Neo Solar Power Corp.                                   296,338    141,194
    Netronix, Inc.                                           31,000     49,577
    New Best Wire Industrial Co., Ltd.                       14,400     15,084
    Nexcom International Co., Ltd.                           13,000     14,533
    Nichidenbo Corp.                                         14,000     18,209
    Nien Hsing Textile Co., Ltd.                             25,245     21,797
    Nien Made Enterprise Co., Ltd.                           23,000    236,249
    Nishoku Technology, Inc.                                 20,000     48,984
    Novatek Microelectronics Corp.                           92,000    386,241
    Nuvoton Technology Corp.                                 34,000     88,610
    O-Bank Co., Ltd.                                        432,000    133,231
*   Ocean Plastics Co., Ltd.                                 30,000     30,077
    On-Bright Electronics, Inc.                              11,120    109,669

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
    OptoTech Corp.                                        138,693 $  108,087
    Orient Europharma Co., Ltd.                             8,000     22,227
*   Orient Semiconductor Electronics, Ltd.                203,000     63,307
    Oriental Union Chemical Corp.                         187,000    191,424
    P-Duke Technology Co., Ltd.                            14,700     34,532
    Pacific Hospital Supply Co., Ltd.                      15,000     40,827
#   Paiho Shih Holdings Corp.                              39,960     84,490
    Pan Jit International, Inc.                           152,000    189,548
    Pan-International Industrial Corp.                    127,000    110,347
    Paolung International Co., Ltd.                        21,000     20,198
    Parade Technologies, Ltd.                              16,000    334,273
    Paragon Technologies Co., Ltd.                         26,000     29,681
#   PChome Online, Inc.                                    13,022     72,506
    PCL Technologies, Inc.                                 15,180     51,931
    Pegatron Corp.                                        413,000  1,117,380
    PharmaEngine, Inc.                                      3,599     18,125
    Pharmally International Holding Co., Ltd.               3,567     45,282
*   Phihong Technology Co., Ltd.                           88,222     40,236
    Phison Electronics Corp.                               36,000    366,813
    Pixart Imaging, Inc.                                   14,000     66,441
    Planet Technology Corp.                                21,000     45,131
    Plastron Precision Co., Ltd.                           24,000     16,708
    Polytronics Technology Corp.                           16,000     30,706
    Posiflex Technology, Inc.                              20,284     97,803
    Pou Chen Corp.                                        544,000    731,245
*   Power Quotient International Co., Ltd.                 50,000     21,058
    Power Wind Health Industry, Inc.                        5,000     24,889
    Powertech Technology, Inc.                            294,000    954,904
    Poya International Co., Ltd.                            7,181     92,330
    President Chain Store Corp.                            36,000    356,229
*   President Securities Corp.                            315,811    166,942
    Primax Electronics, Ltd.                              146,000    412,881
    Prince Housing & Development Corp.                    428,000    184,823
    Promate Electronic Co., Ltd.                           26,000     25,876
*   Promise Technology, Inc.                               26,000      9,270
    Prosperity Dielectrics Co., Ltd.                       25,086     37,792
    Qisda Corp.                                           532,000    387,603
    QST International Corp.                                15,000     58,164
    Qualipoly Chemical Corp.                               20,000     23,272
#   Quang Viet Enterprise Co., Ltd.                        14,000     64,831
    Quanta Computer, Inc.                                 305,000    663,796
    Quanta Storage, Inc.                                   79,000     86,560
    Quintain Steel Co., Ltd.                              118,000     46,146
#   Radiant Opto-Electronics Corp.                        189,000    479,745
*   Radium Life Tech Co., Ltd.                            201,460     84,008
    Rafael Microelectronics, Inc.                           8,000     52,991
    Realtek Semiconductor Corp.                            80,000    318,953
    Rechi Precision Co., Ltd.                             122,000    122,808
    Rich Development Co., Ltd.                            174,000     59,744
    RichWave Technology Corp.                              23,000     68,391
*   Ritek Corp.                                           555,138    106,854
*   Roo Hsing Co., Ltd.                                   286,000    181,997
    Rotam Global Agrosciences, Ltd.                        32,000     29,904

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
*   Ruentex Development Co., Ltd.                           214,920 $246,654
#   Ruentex Industries, Ltd.                                 58,000  102,487
    Run Long Construction Co., Ltd.                          50,000   78,680
    Sagittarius Life Science Corp.                            9,000   19,502
    Samebest Co., Ltd.                                        4,000   41,868
    Sampo Corp.                                             100,000   45,866
    San Fang Chemical Industry Co., Ltd.                     60,679   69,746
    San Shing Fastech Corp.                                  43,000   81,047
    Sanitar Co., Ltd.                                        13,000   19,251
    Sanyang Motor Co., Ltd.                                 187,000  135,077
    SCI Pharmtech, Inc.                                      13,000   26,827
    Scientech Corp.                                          16,000   46,810
#   SDI Corp.                                                51,000  130,653
    Senao International Co., Ltd.                            28,000   49,222
    Senao Networks, Inc.                                     13,000   54,815
#   Sercomm Corp.                                            80,000  229,396
    Sesoda Corp.                                             63,999   69,597
    Shan-Loong Transportation Co., Ltd.                      32,000   35,674
    Sharehope Medicine Co., Ltd.                             11,000   13,609
    Sheng Yu Steel Co., Ltd.                                 40,000   38,422
    ShenMao Technology, Inc.                                 21,000   19,308
    Shih Her Technologies, Inc.                               9,000   12,476
*   Shih Wei Navigation Co., Ltd.                           106,000   33,509
    Shin Kong Financial Holding Co., Ltd.                 1,764,260  647,285
#   Shin Zu Shing Co., Ltd.                                  48,000  139,032
*   Shining Building Business Co., Ltd.                     180,700   69,649
    Shinkong Insurance Co., Ltd.                             89,000   90,292
    Shinkong Synthetic Fibers Corp.                         432,000  144,224
    Shiny Chemical Industrial Co., Ltd.                      19,000   57,843
    Shuttle, Inc.                                            76,000   56,373
    Sigurd Microelectronics Corp.                           144,000  179,457
    Silergy Corp.                                             5,000  106,765
*   Silicon Integrated Systems Corp.                        124,146   42,990
    Siliconware Precision Industries Co., Ltd.               54,716   94,544
    Siliconware Precision Industries Co., Ltd. Sponsored
      ADR                                                     1,172    9,997
*   Silitech Technology Corp.                                37,000   23,219
    Simplo Technology Co., Ltd.                              42,600  271,867
    Sinbon Electronics Co., Ltd.                             88,064  247,585
    Sincere Navigation Corp.                                108,000   74,731
    Single Well Industrial Corp.                             23,000   22,132
    Sinher Technology, Inc.                                  19,000   32,187
    Sinmag Equipment Corp.                                    9,000   51,814
    Sino-American Electronic Co., Ltd.                        7,672      961
    Sino-American Silicon Products, Inc.                    151,000  525,342
    Sinon Corp.                                             128,000   73,782
    SinoPac Financial Holdings Co., Ltd.                  2,041,143  703,305
    Sinphar Pharmaceutical Co., Ltd.                         50,000   38,758
    Sinyi Realty, Inc.                                      103,930  135,818
    Sirtec International Co., Ltd.                           51,000   69,932
    Sitronix Technology Corp.                                51,000  152,107
    Siward Crystal Technology Co., Ltd.                      64,000   48,547
    Soft-World International Corp.                           21,000   52,176
*   Solar Applied Materials Technology Co.                   80,222   61,665

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
*   Solartech Energy Corp.                                  124,000 $ 64,428
    Solomon Technology Corp.                                 56,000   48,511
    Solteam Electronics Co., Ltd.                            11,110   15,250
    Song Shang Electronics Co., Ltd.                         25,000   18,249
    Sonix Technology Co., Ltd.                               29,000   34,913
    Spirox Corp.                                             29,000   31,342
    Sporton International, Inc.                              16,328   92,038
    St Shine Optical Co., Ltd.                               12,000  383,578
    Standard Chemical & Pharmaceutical Co., Ltd.             32,000   38,668
    Standard Foods Corp.                                     37,402   95,946
    Stark Technology, Inc.                                   19,200   24,006
    Sun Race Sturmey-Archer, Inc.                             6,000   18,897
    Sunjuice Holdings Co., Ltd.                               5,000   24,405
    Sunko INK Co., Ltd.                                      29,000   12,932
    Sunny Friend Environmental Technology Co., Ltd.          12,000   93,137
#   Sunonwealth Electric Machine Industry Co., Ltd.          68,000  138,715
    Sunplus Technology Co., Ltd.                            226,000  141,402
    Sunrex Technology Corp.                                  47,574   28,332
    Sunspring Metal Corp.                                    35,000   42,826
#   Supreme Electronics Co., Ltd.                           136,509  132,609
    Swancor Holding Co., Ltd.                                29,000   82,055
    Symtek Automation Asia Co., Ltd.                         15,000   45,895
    Syncmold Enterprise Corp.                                60,000  130,575
    Synmosa Biopharma Corp.                                  16,000   14,764
    Synnex Technology International Corp.                   236,250  334,056
    Sysage Technology Co., Ltd.                              20,000   21,460
    Systex Corp.                                             59,000  121,132
    T3EX Global Holdings Corp.                               18,000   14,357
    TA Chen Stainless Pipe                                  242,185  202,005
    Ta Liang Technology Co., Ltd.                            11,000   20,409
*   Ta Ya Electric Wire & Cable                             212,000   96,582
    Ta Yih Industrial Co., Ltd.                              17,000   45,606
    TA-I Technology Co., Ltd.                                26,000   28,906
    Tai Tung Communication Co., Ltd.                         29,000   20,543
    Taichung Commercial Bank Co., Ltd.                      816,085  282,735
    TaiDoc Technology Corp.                                  21,471   69,991
    Taiflex Scientific Co., Ltd.                             54,060   98,133
*   TaiMed Biologics, Inc.                                    6,000   41,120
    Taimide Tech, Inc.                                       38,000  104,133
    Tainan Enterprises Co., Ltd.                             28,000   23,154
    Tainan Spinning Co., Ltd.                               381,240  180,199
*   Tainergy Tech Co., Ltd.                                  81,000   34,450
    Tainet Communication System Corp.                        12,000   28,205
    Taishin Financial Holding Co., Ltd.                   1,226,768  618,028
*   Taisun Enterprise Co., Ltd.                              74,744   41,687
*   Taita Chemical Co., Ltd.                                 66,000   31,340
#   Taiwan Acceptance Corp.                                  65,000  253,099
    Taiwan Business Bank                                    870,295  257,971
    Taiwan Cement Corp.                                     633,000  817,502
    Taiwan Chinsan Electronic Industrial Co., Ltd.           26,000   62,329
    Taiwan Cogeneration Corp.                               140,000  126,770
    Taiwan Cooperative Financial Holding Co., Ltd.        1,026,709  611,050
    Taiwan FamilyMart Co., Ltd.                               4,000   26,100

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
    Taiwan Fertilizer Co., Ltd.                           160,000 $  219,306
    Taiwan Fire & Marine Insurance Co., Ltd.               51,000     36,545
    Taiwan FU Hsing Industrial Co., Ltd.                   36,000     46,240
*   Taiwan Glass Industry Corp.                           280,046    186,384
    Taiwan High Speed Rail Corp.                          134,000    109,536
    Taiwan Hon Chuan Enterprise Co., Ltd.                 115,927    223,496
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.         44,000     30,168
*   Taiwan Land Development Corp.                         286,666     99,847
*   Taiwan Mask Corp.                                      48,000     31,513
    Taiwan Mobile Co., Ltd.                                57,000    217,997
*   Taiwan Navigation Co., Ltd.                            69,000     39,036
    Taiwan Optical Platform Co., Ltd.                       5,200     21,147
    Taiwan Paiho, Ltd.                                     55,000    189,154
    Taiwan PCB Techvest Co., Ltd.                         101,000    108,316
*   Taiwan Prosperity Chemical Corp.                       22,000     27,585
*   Taiwan Pulp & Paper Corp.                             117,000     76,659
    Taiwan Sakura Corp.                                    51,200     71,119
    Taiwan Secom Co., Ltd.                                 32,000     98,914
    Taiwan Semiconductor Co., Ltd.                         78,000    193,271
    Taiwan Semiconductor Manufacturing Co., Ltd.          342,000  2,988,841
#   Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                       134,422  6,090,661
    Taiwan Shin Kong Security Co., Ltd.                    45,000     59,793
    Taiwan Styrene Monomer                                178,000    130,196
    Taiwan Surface Mounting Technology Corp.               90,800     94,756
    Taiwan TEA Corp.                                      266,000    139,529
    Taiwan Union Technology Corp.                          76,000    234,535
    Taiyen Biotech Co., Ltd.                               42,000     40,608
*   Tatung Co., Ltd.                                      807,000    661,769
    TCI Co., Ltd.                                          10,356    118,442
*   Teapo Electronic Corp.                                 16,000     23,569
    Teco Electric and Machinery Co., Ltd.                 380,000    365,924
    Tehmag Foods Corp.                                      9,600     76,474
    Test Research, Inc.                                    34,000     52,944
    Test Rite International Co., Ltd.                      62,000     48,588
*   Tex-Ray Industrial Co., Ltd.                           50,000     22,097
    Thinking Electronic Industrial Co., Ltd.               39,000    114,152
    Thye Ming Industrial Co., Ltd.                         56,000     76,494
    Ton Yi Industrial Corp.                               239,000    113,554
    Tong Hsing Electronic Industries, Ltd.                 46,000    187,361
    Tong Yang Industry Co., Ltd.                          153,000    281,575
    Tong-Tai Machine & Tool Co., Ltd.                      54,060     37,747
    TOPBI International Holdings, Ltd.                     13,154     49,112
#   Topco Scientific Co., Ltd.                             48,876    148,884
    Topoint Technology Co., Ltd.                           48,000     34,418
    Toung Loong Textile Manufacturing                      25,000     61,709
#*  TPK Holding Co., Ltd.                                 113,000    401,902
    Trade-Van Information Services Co.                     11,000     12,986
    Transcend Information, Inc.                            50,000    144,528
    Tripod Technology Corp.                               181,000    583,392
#   TrueLight Corp.                                        25,900     35,565
    Tsang Yow Industrial Co., Ltd.                         20,000     23,622
    Tsann Kuen Enterprise Co., Ltd.                        16,000     13,121
    TSC Auto ID Technology Co., Ltd.                       10,300     94,354

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
*   TSEC Corp.                                              130,997 $   44,050
#   TSRC Corp.                                              132,000    162,401
    Ttet Union Corp.                                         17,000     53,182
    TTFB Co., Ltd.                                            3,000     23,769
    TTY Biopharm Co., Ltd.                                   41,000    146,492
    Tung Ho Steel Enterprise Corp.                          266,000    238,036
#   Tung Thih Electronic Co., Ltd.                           14,000     75,786
    TURVO International Co., Ltd.                            18,000     65,447
    TXC Corp.                                                83,000    116,807
    TYC Brother Industrial Co., Ltd.                         82,000     90,520
*   Tycoons Group Enterprise                                171,000     39,824
    Tyntek Corp.                                             69,000     40,266
    U-Ming Marine Transport Corp.                           156,000    206,973
    UDE Corp.                                                65,000    121,547
    Ultra Chip, Inc.                                         35,000     49,249
    Uni-President Enterprises Corp.                         463,560  1,112,770
#   Unimicron Technology Corp.                              489,000    356,342
    Union Bank Of Taiwan                                    283,000     92,409
    Unitech Computer Co., Ltd.                               35,000     23,898
*   Unitech Printed Circuit Board Corp.                     185,000    146,964
    United Integrated Services Co., Ltd.                     69,000    140,372
#   United Microelectronics Corp.                         3,590,000  1,752,093
    United Orthopedic Corp.                                  18,422     39,658
    United Radiant Technology                                34,000     22,219
*   Unity Opto Technology Co., Ltd.                         146,000     59,076
    Universal Cement Corp.                                  128,120    100,306
    Universal Microwave Technology, Inc.                     18,000     46,778
    Unizyx Holding Corp.                                    111,000     58,798
    UPC Technology Corp.                                    213,200    134,355
    Userjoy Technology Co., Ltd.                              7,000     22,799
#   USI Corp.                                               348,240    185,666
    Usun Technology Co., Ltd.                                16,000     29,028
    Utechzone Co., Ltd.                                      25,000     42,339
*   UVAT Technology Co., Ltd.                                 9,000     19,700
    Vanguard International Semiconductor Corp.              228,000    513,908
*   Via Technologies, Inc.                                   59,000     28,536
    Victory New Materials, Ltd. Co.                          21,300     33,590
    Visual Photonics Epitaxy Co., Ltd.                       66,500    268,039
    Vivotek, Inc.                                            21,000     66,776
    Voltronic Power Technology Corp.                          7,150    126,930
    Waffer Technology Co., Ltd.                              31,000     20,267
    Wah Lee Industrial Corp.                                 60,000    117,747
    Walsin Lihwa Corp.                                      806,000    462,744
    Walsin Technology Corp.                                 109,398    367,993
    Walton Advanced Engineering, Inc.                       113,000     55,457
    Wan Hai Lines, Ltd.                                     200,000    127,627
    Waterland Financial Holdings Co., Ltd.                  793,297    271,594
*   Wei Chuan Foods Corp.                                    42,000     33,855
    Weikeng Industrial Co., Ltd.                             88,000     61,008
    Well Shin Technology Co., Ltd.                           25,000     48,339
    Win Semiconductors Corp.                                 77,840    695,434
    Winbond Electronics Corp.                               789,804    638,652
    Winstek Semiconductor Co., Ltd.                          23,000     23,457

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
TAIWAN -- (Continued)
#   Wisdom Marine Lines Co., Ltd.                          114,076 $    113,631
    Wisechip Semiconductor, Inc.                             4,000       13,764
    Wistron Corp.                                          768,711      645,024
    Wistron NeWeb Corp.                                    113,399      337,538
    Wowprime Corp.                                          28,000      130,174
    WPG Holdings, Ltd.                                     323,000      440,326
#   WT Microelectronics Co., Ltd.                          131,567      211,983
    WUS Printed Circuit Co., Ltd.                           70,550       44,936
    XAC Automation Corp.                                    43,000       64,171
*   XPEC Entertainment, Inc.                                17,960        1,528
    Xxentria Technology Materials Corp.                     27,000       59,232
    Yageo Corp.                                             88,772    1,173,193
*   Yang Ming Marine Transport Corp.                       309,215      122,915
    YC Co., Ltd.                                           133,065       67,326
    YC INOX Co., Ltd.                                       75,900       69,503
    Yea Shin International Development Co., Ltd.            58,000       35,397
    Yeong Guan Energy Technology Group Co., Ltd.            30,401       77,244
#   YFC-Boneagle Electric Co., Ltd.                         34,000       53,408
*   YFY, Inc.                                              429,000      200,031
    Yi Jinn Industrial Co., Ltd.                            55,800       26,226
#   Yieh Phui Enterprise Co., Ltd.                         355,849      140,980
    Yonyu Plastics Co., Ltd.                                21,000       26,235
*   Young Fast Optoelectronics Co., Ltd.                    52,000       33,550
*   Young Optics, Inc.                                      17,000       37,159
    Youngtek Electronics Corp.                              35,160       71,552
    Yuanta Financial Holding Co., Ltd.                   1,318,918      632,615
    Yuanta Futures Co., Ltd.                                14,000       21,426
    Yulon Motor Co., Ltd.                                  288,000      234,809
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.        14,000       39,293
    Yungshin Construction & Development Co., Ltd.           14,000       15,355
    YungShin Global Holding Corp.                           42,800       60,090
    Yungtay Engineering Co., Ltd.                           84,000      158,115
    Zeng Hsing Industrial Co., Ltd.                         18,000       79,374
    Zenitron Corp.                                          78,000       55,679
    Zero One Technology Co., Ltd.                           35,000       22,969
    Zhen Ding Technology Holding, Ltd.                     175,000      400,087
    Zig Sheng Industrial Co., Ltd.                         124,000       50,414
    Zinwell Corp.                                           94,000       93,337
    Zippy Technology Corp.                                  55,000       65,085
    ZongTai Real Estate Development Co., Ltd.               83,000       56,351
                                                                   ------------
TOTAL TAIWAN                                                        125,728,619
                                                                   ------------
THAILAND -- (0.7%)
    Advanced Info Service PCL                               34,100      209,587
    Advanced Information Technology PCL Class F             24,600       24,545
    Airports of Thailand PCL                               112,000      250,319
*   AJ Advance Technology PCL Class F                      745,800       12,382
    AJ Plast PCL                                            58,400       26,664
    Amata Corp. PCL                                         81,000       66,595
    Ananda Development PCL                                 216,100       38,639
    AP Thailand PCL                                        413,300      116,785
    Asia Aviation PCL                                      442,700       80,568

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
THAILAND -- (Continued)
    Asia Plus Group Holdings PCL                            319,400 $ 42,220
    Asia Sermkij Leasing PCL                                 16,400   12,462
    Bangchak Corp. PCL                                      218,500  291,264
    Bangkok Airways PCL                                     189,900   87,917
    Bangkok Aviation Fuel Services PCL                       75,600  106,207
    Bangkok Bank PCL(6077019)                                 9,900   70,172
    Bangkok Bank PCL(6368360)                                 8,500   56,178
    Bangkok Chain Hospital PCL                              259,600  134,276
    Bangkok Dusit Medical Services PCL Class F              135,400   93,379
    Bangkok Expressway & Metro PCL                        1,061,840  262,748
    Bangkok Land PCL                                      2,313,400  127,784
    Bangkok Life Assurance PCL                               69,000   81,513
    Bangkok Ranch PCL                                        89,300   20,671
    Banpu PCL                                               311,400  226,690
    Banpu Power PCL                                         127,400  107,794
    BCPG PCL                                                144,700  118,966
    Beauty Community PCL                                    303,400  215,054
    BEC World PCL                                           293,300  109,566
    Berli Jucker PCL                                         52,450   96,292
    Better World Green PCL                                  186,200    7,788
    Big Camera Corp. PCL                                    186,600   17,159
    BJC Heavy Industries PCL Class F                        223,400   24,822
    BTS Group Holdings PCL                                  263,900   67,829
    Bumrungrad Hospital PCL                                  16,300  102,005
    Buriram Sugar PCL Class F                                74,480   19,024
    Cal-Comp Electronics Thailand PCL Class F               578,790   52,113
    Carabao Group PCL Class F                                38,100  100,359
    Central Pattana PCL                                      65,800  174,374
    Central Plaza Hotel PCL                                 159,800  264,037
    CH Karnchang PCL                                         86,600   73,964
    Charoen Pokphand Foods PCL                              502,300  388,112
    Chularat Hospital PCL Class F                           810,600   52,280
    CK Power PCL                                            661,600   91,255
    Com7 PCL Class F                                         80,500   44,722
*   Country Group Development PCL                           270,500   11,919
    CP ALL PCL                                               92,600  235,787
    Delta Electronics Thailand PCL                           50,100  123,171
    Dhipaya Insurance PCL                                    58,100   89,506
    Diamond Building Products PCL                           227,200   42,800
    Dynasty Ceramic PCL                                     431,320   49,852
    Eastern Polymer Group PCL Class F                       158,200   51,016
    Eastern Printing PCL(B13J3B2)                            77,680   10,417
    Eastern Printing PCL(B13J3C3)                             3,884      521
    Eastern Water Resources Development and Management
      PCL Class F                                           233,400   90,171
    Electricity Generating PCL                               22,100  153,825
    Energy Absolute PCL                                     138,800  300,246
    Energy Earth PCL                                        286,200    5,003
    Erawan Group PCL (The)                                  506,800  135,114
*   Esso Thailand PCL                                       514,700  312,238
    Forth Corp. PCL                                          52,900   11,908
    Forth Smart Service PCL                                  86,500   42,808
    Fortune Parts Industry PCL Class F                       77,300   10,860
    GFPT PCL                                                176,100   75,343

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- --------
THAILAND -- (Continued)
    Global Power Synergy PCL Class F                         60,700 $161,343
    Glow Energy PCL                                          58,900  160,320
    Golden Land Property Development PCL                    129,300   36,330
    Group Lease PCL                                          27,500    4,434
    Hana Microelectronics PCL                                63,700   86,438
    Home Product Center PCL                                 569,220  258,075
*   Ichitan Group PCL                                        66,400   20,352
    Indorama Ventures PCL                                   166,700  298,059
    Interhides PCL                                           97,300   36,037
    Interlink Communication PCL                              34,800   11,667
    Intouch Holdings PCL                                     14,300   26,253
    IRPC PCL                                              1,533,000  359,756
    Italian-Thai Development PCL                            829,600  104,892
    Jasmine International PCL                               857,100  212,086
    Jaymart PCL                                             138,483  105,233
    JMT Network Services PCL                                 22,900   26,687
    Kang Yong Electric PCL                                    1,400   21,367
    Karmarts PCL                                             84,900   20,873
    Kasikornbank PCL(6364766)                                95,600  702,043
    Kasikornbank PCL(6888794)                                12,200   89,981
    KCE Electronics PCL                                      72,200  171,740
    KGI Securities Thailand PCL                             420,000   67,720
    Khon Kaen Sugar Industry PCL                            523,596   73,223
    Kiatnakin Bank PCL                                       97,400  254,229
    Krung Thai Bank PCL                                     591,300  377,586
    Krungthai Card PCL                                       41,400  317,241
    Land & Houses PCL                                       316,600  117,259
    Lanna Resources PCL                                     121,200   73,525
    LH Financial Group PCL                                1,188,100   65,626
    Loxley PCL                                              395,800   33,362
    LPN Development PCL                                     181,700   69,037
    Major Cineplex Group PCL                                124,400  118,164
    Malee Group PCL                                          33,500   38,238
    MBK PCL                                                 218,200  149,089
    MC Group PCL                                            101,000   48,372
*   MCOT PCL                                                 39,800   13,851
    MCS Steel PCL                                           101,800   40,304
    Mega Lifesciences PCL                                    48,200   71,561
    Minor International PCL                                 130,970  183,994
    MK Restaurants Group PCL                                 35,100   98,060
    Mono Technology PCL Class F                             390,000   59,521
    Muangthai Leasing PCL Class F                            95,600  130,489
    Namyong Terminal PCL                                     65,900   13,151
    Origin Property PCL                                     121,400   84,887
    Padaeng Industry PCL                                     33,900   24,570
    PCS Machine Group Holding PCL                            40,200   10,461
    Plan B Media Pcl                                        155,900   34,097
    Polyplex Thailand PCL                                   171,000   80,259
*   Precious Shipping PCL                                   176,100   64,098
    Premier Marketing PCL                                   116,700   49,557
    Pruksa Holding PCL                                      290,900  224,769
    PTG Energy PCL                                          127,700   87,254
    PTT Exploration & Production PCL                        241,700  918,337

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
    PTT Global Chemical PCL                                 199,900 $  614,316
    PTT PCL                                                 176,200  2,767,893
    Quality Houses PCL                                    1,528,683    156,187
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                           54,100     94,571
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                            6,100     10,663
    Ratchthani Leasing PCL                                  241,600     78,682
*   Regional Container Lines PCL                            128,700     38,626
    Robinson PCL                                             37,700     86,366
    Rojana Industrial Park PCL                              232,200     56,345
*   RS PCL                                                   76,500     74,497
    Saha-Union PCL                                           22,400     32,184
    Samart Corp. PCL                                        137,600     49,206
*   Samart Digital Public Co., Ltd.                         312,200      4,984
    Samart Telcoms PCL                                       70,100     26,634
    Sansiri PCL                                           2,081,100    144,853
    Sappe PCL                                                35,800     32,862
    SC Asset Corp. PCL                                      559,425     72,161
    SEAFCO PCL                                               87,300     27,734
    Siam Cement PCL (The)(6609906)                            5,100     80,115
    Siam Cement PCL (The)(6609928)                            5,100     80,115
    Siam City Cement PCL                                     10,668     91,625
    Siam Commercial Bank PCL (The)                           72,300    363,578
    Siam Future Development PCL                             267,800     76,954
    Siam Global House PCL                                   238,264    129,326
    Siam Wellness Group PCL Class F                          38,200     26,589
    Siamgas & Petrochemicals PCL                            148,600    147,082
*   Singha Estate PCL                                       363,700     37,392
    Sino-Thai Engineering & Construction PCL                 78,700     62,065
    Somboon Advance Technology PCL                           48,000     30,958
    SPCG PCL                                                169,200    132,356
    Sri Trang Agro-Industry PCL                             159,840     63,283
    Sriracha Construction PCL                                11,900      7,561
    Srisawad Corp. PCL                                       51,500    103,592
    Star Petroleum Refining PCL                             428,300    228,372
    STP & I PCL                                             266,320     50,169
    Supalai PCL                                             220,000    165,070
*   Superblock PCL                                        4,123,600    154,043
    SVI PCL                                                 321,400     43,715
    Syntec Construction PCL                                 180,600     34,021
    Taokaenoi Food & Marketing PCL                          106,100     75,544
    Tapaco PCL                                               34,300     14,018
*   Tata Steel Thailand PCL                               1,213,600     38,748
*   Thai Airways International PCL                          327,300    172,428
    Thai Metal Trade PCL                                     54,600     29,636
    Thai Nakarin Hospital PCL                                12,500     14,867
    Thai Oil PCL                                            215,000    703,624
    Thai Reinsurance PCL                                    297,000     17,353
    Thai Solar Energy PCL Class F                           247,800     35,762
    Thai Union Group PCL Class F                            226,200    149,500
    Thai Vegetable Oil PCL                                  126,200    136,999
    Thai Wah PCL Class F                                     77,600     26,015
    Thai-German Ceramic PCL Class F                          69,100      6,972
    Thaicom PCL                                             159,000     59,397

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    Thaifoods Group PCL Class F                             445,400 $    78,215
    Thaire Life Assurance PCL Class F                        98,100      38,213
    Thanachart Capital PCL                                  208,800     393,333
    Thitikorn PCL                                            33,700      18,399
    Thoresen Thai Agencies PCL                              259,400      72,884
    TICON Industrial Connection PCL Class F                 206,500     114,722
    Tipco Asphalt PCL                                       174,300     127,998
    TIPCO Foods PCL                                          42,900      20,957
    Tisco Financial Group PCL(B3KFW10)                       31,000      87,596
    Tisco Financial Group PCL(B3KFW76)                       37,100     104,832
    TMB Bank PCL                                          2,897,200     268,259
*   Total Access Communication PCL(B1YWK08)                 122,300     192,314
*   Total Access Communication PCL(B231MK7)                 104,200     163,852
    TPI Polene PCL                                        2,076,900     141,908
*   True Corp. PCL                                        1,448,565     312,191
    TTCL PCL                                                 44,100      29,287
    TTW PCL                                                 277,800     117,080
    Unique Engineering & Construction PCL                   160,800      82,146
    Univentures PCL                                         335,000     110,169
    Vanachai Group PCL                                      243,000      86,121
    VGI Global Media PCL                                    554,900     114,275
    Vibhavadi Medical Center PCL                            878,900      70,716
    Vinythai PCL                                            122,600     111,561
    WHA Corp. PCL                                           564,300      76,033
    Workpoint Entertainment PCL                              46,520     123,652
                                                                    -----------
TOTAL THAILAND                                                       24,239,763
                                                                    -----------
TURKEY -- (0.3%)
#   Adana Cimento Sanayii TAS Class A                         8,467      14,057
    Akbank Turk A.S.                                        165,562     479,870
    Akcansa Cimento A.S.                                     19,615      59,494
*   Akenerji Elektrik Uretim A.S.                            98,229      26,629
    Aksa Akrilik Kimya Sanayii A.S.                          39,652     157,742
*   Aksa Enerji Uretim A.S.                                  22,195      29,488
*   Aksigorta A.S.                                           34,927      36,942
    Alarko Holding A.S.                                      23,672      45,093
    Albaraka Turk Katilim Bankasi A.S.                      119,909      50,974
    Alkim Alkali Kimya A.S.                                   4,427      30,156
    Anadolu Anonim Turk Sigorta Sirketi                      43,440      43,134
    Anadolu Cam Sanayii A.S.                                 90,078      78,812
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.              36,843     273,103
    Anadolu Hayat Emeklilik A.S.                             17,856      35,370
    Arcelik A.S.                                             52,275     264,863
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                11,402     100,811
    Aygaz A.S.                                               10,217      43,281
*   Bagfas Bandirma Gubre Fabrikalari A.S.                    6,792      18,697
*   Baticim Bati Anadolu Cimento Sanayii A.S.                 8,551      23,319
*   Bera Holding A.S.                                        26,640      42,447
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.       32,471      34,809
    BIM Birlesik Magazalar A.S.                              16,074     320,416
    Bolu Cimento Sanayii A.S.                                33,473      53,791
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.           21,448      82,757

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
TURKEY -- (Continued)
    Borusan Yatirim ve Pazarlama A.S.                       1,669 $ 19,608
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.            2,318    5,649
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.        3,447    7,251
#   Bursa Cimento Fabrikasi A.S.                           27,024   40,705
    Cimsa Cimento Sanayi VE Ticaret A.S.                   21,353   79,393
    Coca-Cola Icecek A.S.                                   8,942   85,537
#*  Dogan Sirketler Grubu Holding A.S.                    492,406  111,335
#*  Dogus Otomotiv Servis ve Ticaret A.S.                   7,549   17,814
    Eczacibasi Yatirim Holding Ortakligi A.S.               6,259   18,660
    EGE Endustri VE Ticaret A.S.                              372   34,978
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                               92,902  116,550
    Enka Insaat ve Sanayi A.S.                             49,602   74,507
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.            2,218   57,720
    Eregli Demir ve Celik Fabrikalari TAS                 114,499  302,728
#*  Fenerbahce Futbol A.S.                                  3,404   30,395
    Ford Otomotiv Sanayi A.S.                              11,312  180,583
#*  Global Yatirim Holding A.S.                            60,308   77,680
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.    1,725   31,095
#   Goodyear Lastikleri TAS                                39,372   43,853
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.         29,051   45,774
*   GSD Holding AS                                         29,592    6,848
*   Gubre Fabrikalari TAS                                  19,511   23,328
*   Ihlas Holding A.S.                                    323,517   44,737
*   Is Finansal Kiralama A.S.                              33,404   13,411
    Is Yatirim Menkul Degerler A.S. Class A                23,647   15,546
*   Izmir Demir Celik Sanayi A.S.                          39,675   33,640
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                             103,262   86,233
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                              52,374   43,861
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                             323,597  290,561
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                75,951   44,798
    KOC Holding A.S.                                       85,101  414,091
    Konya Cimento Sanayii A.S.                                 92    6,401
    Kordsa Teknik Tekstil AS                               22,320   48,442
*   Koza Altin Isletmeleri A.S.                             7,733   78,375
*   Logo Yazilim Sanayi Ve Ticaret A.S.                       800   12,303
*   Metro Ticari ve Mali Yatirimlar Holding A.S.           67,617   16,353
*   Migros Ticaret A.S.                                     5,371   37,471
*   NET Holding A.S.                                      112,186   73,141
*   Netas Telekomunikasyon A.S.                             7,863   32,549
    Nuh Cimento Sanayi A.S.                                13,762   42,478
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                  1,862   61,116
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.                                                 18,561   19,754
*   Pegasus Hava Tasimaciligi A.S.                         11,578  109,911
    Petkim Petrokimya Holding A.S.                        112,726  238,079
    Polyester Sanayi A.S.                                  13,620   42,358
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.    42,559   37,260
#*  Sekerbank TAS                                         137,814   68,040
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.              31,917   33,889
    Soda Sanayii A.S.                                     117,944  159,381
    Tat Gida Sanayi A.S.                                   10,683   16,450
    TAV Havalimanlari Holding A.S.                         79,416  467,350
    Tekfen Holding A.S.                                    69,811  300,744
    Tofas Turk Otomobil Fabrikasi A.S.                     12,187  103,215

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
TURKEY -- (Continued)
    Trakya Cam Sanayii A.S.                               147,708 $   189,815
    Tupras Turkiye Petrol Rafinerileri A.S.                11,001     337,444
    Turcas Petrol A.S.                                     44,944      29,016
*   Turk Hava Yollari AO                                  151,960     665,768
*   Turk Telekomunikasyon A.S.                             20,080      33,779
    Turk Traktor ve Ziraat Makineleri A.S.                  2,497      52,447
    Turkcell Iletisim Hizmetleri A.S.                     108,194     448,987
    Turkcell Iletisim Hizmetleri A.S. ADR                   2,400      25,080
    Turkiye Garanti Bankasi A.S.                          147,653     481,658
    Turkiye Halk Bankasi A.S.                             124,632     335,470
    Turkiye Is Bankasi Class C                            210,085     448,900
    Turkiye Sinai Kalkinma Bankasi A.S.                   323,342     139,289
    Turkiye Sise ve Cam Fabrikalari A.S.                  209,800     278,482
    Turkiye Vakiflar Bankasi TAO Class D                  352,348     703,555
    Ulker Biskuvi Sanayi A.S.                              22,716     143,443
#*  Vestel Elektronik Sanayi ve Ticaret A.S.               54,800     149,024
*   Yapi ve Kredi Bankasi A.S.                            122,107     151,101
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.           13,821      92,690
*   Zorlu Enerji Elektrik Uretim A.S.                      56,679      30,255
                                                                  -----------
TOTAL TURKEY                                                       11,486,187
                                                                  -----------
UNITED KINGDOM -- (10.9%)
    3i Group P.L.C.                                       210,131   2,778,567
    4imprint Group P.L.C.                                     811      23,023
    888 Holdings P.L.C.                                    71,548     286,329
    A.G. Barr P.L.C.                                       43,752     398,894
    AA P.L.C.                                             113,892     203,827
    Acacia Mining P.L.C.                                   58,745     155,098
    Admiral Group P.L.C.                                   29,846     783,787
    Aggreko P.L.C.                                        107,006   1,225,696
    Air Partner P.L.C.                                     18,918      38,381
*   Aldermore Group P.L.C.                                  6,184      27,350
    Anglo American P.L.C.                                 344,308   8,346,341
    Anglo Pacific Group P.L.C.                             40,597      87,894
    Anglo-Eastern Plantations P.L.C.                        2,772      29,919
    Antofagasta P.L.C.                                     73,172     968,433
    Arrow Global Group P.L.C.                              72,280     418,923
    Ashmore Group P.L.C.                                  142,899     872,295
    Ashtead Group P.L.C.                                   76,598   2,289,749
    Associated British Foods P.L.C.                        20,074     778,565
    AstraZeneca P.L.C.                                        144       9,995
    AstraZeneca P.L.C. Sponsored ADR                       95,748   3,356,925
    Auto Trader Group P.L.C.                              107,862     551,477
    AVEVA Group P.L.C.                                     21,648     917,932
    Aviva P.L.C.                                          496,030   3,618,749
    Avon Rubber P.L.C.                                      2,988      53,333
    B&M European Value Retail SA                          301,764   1,781,159
    Babcock International Group P.L.C.                    159,269   1,551,358
    BAE Systems P.L.C.                                    329,348   2,778,731
    Balfour Beatty P.L.C.                                 124,239     498,534
    Barclays P.L.C.                                         6,183      17,584
#   Barclays P.L.C. Sponsored ADR                         294,223   3,345,315

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    Barratt Developments P.L.C.                           212,357 $ 1,764,009
    BBA Aviation P.L.C.                                   227,738   1,138,197
    Beazley P.L.C.                                        177,580   1,341,387
    Bellway P.L.C.                                         58,196   2,743,464
    Berkeley Group Holdings P.L.C.                         43,039   2,423,349
    BGEO Group P.L.C.                                       9,194     477,954
    BHP Billiton P.L.C.                                   106,827   2,379,061
    BHP Billiton P.L.C. ADR                                66,509   2,960,981
    Biffa P.L.C.                                            3,869      13,177
    Bodycote P.L.C.                                        82,089   1,126,447
    Booker Group P.L.C.                                   266,775     857,917
    Bovis Homes Group P.L.C.                               50,288     781,920
    BP P.L.C.                                               2,213      15,788
    BP P.L.C. Sponsored ADR                               363,394  15,549,629
    Braemar Shipping Services P.L.C.                       11,607      42,970
    Brewin Dolphin Holdings P.L.C.                        119,168     631,851
    British American Tobacco P.L.C.                        79,215   5,414,081
    British American Tobacco P.L.C. Sponsored ADR          32,018   2,180,426
    Britvic P.L.C.                                         90,034     938,912
    BT Group P.L.C.                                       437,601   1,598,798
    BT Group P.L.C. Sponsored ADR                           7,252     136,048
*   BTG P.L.C.                                             28,081     296,505
    Bunzl P.L.C.                                           27,252     797,192
    Burberry Group P.L.C.                                  62,345   1,398,183
*   Cairn Energy P.L.C.                                   217,778     640,752
    Cambian Group P.L.C.                                   28,282      78,022
    Capita P.L.C.                                          40,928     105,936
    Capital & Counties Properties P.L.C.                  217,934     915,233
*   Carclo P.L.C.                                          18,366      21,781
    Card Factory P.L.C.                                    54,994     150,353
#   Carillion P.L.C.                                      150,800      31,828
    Carnival P.L.C.                                         1,122      79,162
    Carnival P.L.C. ADR                                    16,705   1,191,568
    Castings P.L.C.                                         1,541      10,074
    Centamin P.L.C.                                       420,106     972,023
    Centrica P.L.C.                                       494,557     938,351
    Charles Taylor P.L.C.                                   3,517      14,473
    Chemring Group P.L.C.                                  57,147     155,580
    Chesnara P.L.C.                                        12,239      67,997
    Cineworld Group P.L.C.                                 80,448     588,924
*   Circassia Pharmaceuticals P.L.C.                        6,887       9,337
    Clarkson P.L.C.                                         3,027     135,579
    Clipper Logistics P.L.C.                                1,947      12,221
    Close Brothers Group P.L.C.                            77,112   1,724,139
    CLS Holdings P.L.C.                                    19,347      65,017
    CMC Markets P.L.C.                                     37,934      85,720
*   Cobham P.L.C.                                         980,057   1,819,978
    Coca-Cola HBC AG                                       35,700   1,199,358
    Communisis P.L.C.                                      48,951      47,196
    Compass Group P.L.C.                                   94,974   1,999,660
    Computacenter P.L.C.                                   24,518     396,421
    Connect Group P.L.C.                                   25,999      27,591
    Consort Medical P.L.C.                                  9,716     165,232

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Costain Group P.L.C.                                   57,648 $  375,725
*   Countrywide P.L.C.                                     13,419     16,221
    Cranswick P.L.C.                                       21,058    877,995
    Crest Nicholson Holdings P.L.C.                        97,501    699,854
    Croda International P.L.C.                             16,018  1,019,403
    Daejan Holdings P.L.C.                                  1,111     94,167
    Daily Mail & General Trust P.L.C.                      41,599    376,791
    Dairy Crest Group P.L.C.                               67,963    568,531
    DCC P.L.C.                                             13,983  1,469,709
    De La Rue P.L.C.                                       32,807    290,821
#   Debenhams P.L.C.                                      368,181    157,145
    Dechra Pharmaceuticals P.L.C.                          15,715    535,010
    Devro P.L.C.                                           91,398    292,885
    DFS Furniture P.L.C.                                    4,212     11,766
    Diageo P.L.C.                                           1,074     38,656
    Diageo P.L.C. Sponsored ADR                            19,256  2,772,094
    Dignity P.L.C.                                          8,600     99,750
    Diploma P.L.C.                                         51,699    857,481
    Direct Line Insurance Group P.L.C.                    394,148  2,066,443
    DiscoverIE Group P.L.C.                                 8,553     46,179
    Dixons Carphone P.L.C.                                225,041    625,690
    Domino's Pizza Group P.L.C.                            95,671    458,906
    Drax Group P.L.C.                                     121,218    446,886
    DS Smith P.L.C.                                       228,616  1,633,972
    Dunelm Group P.L.C.                                    13,401    122,018
    easyJet P.L.C.                                         48,744  1,148,193
*   EI Group P.L.C.                                       201,953    385,111
    Electrocomponents P.L.C.                              141,657  1,232,512
    Elementis P.L.C.                                      188,769    775,797
*   EnQuest P.L.C.                                        405,083    215,298
    Entertainment One, Ltd.                                38,967    179,006
    Essentra P.L.C.                                        51,749    375,632
    esure Group P.L.C.                                    128,519    436,876
    Euromoney Institutional Investor P.L.C.                 5,416     90,736
    Evraz P.L.C.                                          100,308    529,445
    Experian P.L.C.                                        61,031  1,406,629
    Fenner P.L.C.                                          56,489    379,944
    Ferguson P.L.C.                                        23,349  1,803,107
    Ferrexpo P.L.C.                                       154,582    640,371
    Fidessa Group P.L.C.                                   18,343    613,765
*   Firstgroup P.L.C.                                     440,563    649,789
*   Flybe Group P.L.C.                                     12,587      6,448
    Foxtons Group P.L.C.                                   69,472     67,334
    Fresnillo P.L.C.                                       18,055    345,674
    Fuller Smith & Turner P.L.C. Class A                    1,548     21,591
    G4S P.L.C.                                            380,748  1,536,738
    Galliford Try P.L.C.                                   31,431    487,076
    GAME Digital P.L.C.                                    15,634      8,437
    Games Workshop Group P.L.C.                             3,660    121,861
*   Gem Diamonds, Ltd.                                     14,360     18,287
    Genus P.L.C.                                           15,623    537,002
    GKN P.L.C.                                            395,159  2,371,789
    GlaxoSmithKline P.L.C.                                  2,756     51,300

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
#   GlaxoSmithKline P.L.C. Sponsored ADR                   49,761 $ 1,866,535
    Glencore P.L.C.                                       754,242   4,322,857
    Go-Ahead Group P.L.C.                                  24,197     555,335
    Gocompare.Com Group P.L.C.                             78,498     129,176
    Grafton Group P.L.C.                                   47,889     537,549
    Grainger P.L.C.                                       123,455     506,890
    Greencore Group P.L.C.                                192,864     532,731
    Greene King P.L.C.                                    107,420     796,156
    Greggs P.L.C.                                          52,557     986,433
    GVC Holdings P.L.C.                                    53,315     701,152
    Halfords Group P.L.C.                                  94,357     455,617
    Halma P.L.C.                                           94,446   1,714,131
    Hargreaves Lansdown P.L.C.                             35,077     925,604
    Hastings Group Holdings P.L.C.                         66,347     277,851
    Hays P.L.C.                                           684,796   1,965,917
    Headlam Group P.L.C.                                   16,615     135,651
    Helical P.L.C.                                         41,852     189,223
    Hikma Pharmaceuticals P.L.C.                           21,954     301,912
    Hill & Smith Holdings P.L.C.                           36,569     623,665
    Hilton Food Group P.L.C.                                1,672      20,174
    Hiscox, Ltd.                                          108,827   2,185,738
    Hochschild Mining P.L.C.                              135,944     442,750
    HomeServe P.L.C.                                       84,101     935,338
    Howden Joinery Group P.L.C.                           299,975   1,978,083
#   HSBC Holdings P.L.C. Sponsored ADR                    275,801  14,868,432
*   Hunting P.L.C.                                         57,000     497,248
    Ibstock P.L.C.                                         90,406     330,205
    IG Group Holdings P.L.C.                              150,543   1,652,944
    IMI P.L.C.                                             94,594   1,785,179
    Imperial Brands P.L.C.                                 33,357   1,372,755
#   Imperial Brands P.L.C. Sponsored ADR                      658      27,616
    Inchcape P.L.C.                                       183,068   1,884,935
*   Indivior P.L.C.                                       161,688     923,755
    Informa P.L.C.                                         82,512     815,555
    Inmarsat P.L.C.                                       120,985     797,451
    InterContinental Hotels Group P.L.C.                    3,053     204,307
#   InterContinental Hotels Group P.L.C. ADR               13,951     935,691
    Intermediate Capital Group P.L.C.                      61,223   1,006,621
    International Consolidated Airlines Group SA(B5M6XQ7)  91,522     831,603
    International Consolidated Airlines Group SA(B3X30C8)     775      14,074
    International Personal Finance P.L.C.                  35,050      98,685
#*  Interserve P.L.C.                                      43,311      65,699
    Intertek Group P.L.C.                                  24,557   1,752,158
    Investec P.L.C.                                       147,196   1,143,601
*   IP Group P.L.C.                                        45,876      83,051
    ITE Group P.L.C.                                      130,199     318,887
    ITV P.L.C.                                            227,755     540,146
    IWG P.L.C.                                            332,737   1,254,068
    J D Wetherspoon P.L.C.                                 47,512     849,851
    J Sainsbury P.L.C.                                    559,252   2,012,215
*   Jackpotjoy P.L.C.                                      17,738     204,200
    James Fisher & Sons P.L.C.                             20,726     444,105
    Jardine Lloyd Thompson Group P.L.C.                    43,163     825,588

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    JD Sports Fashion P.L.C.                                 99,715 $  518,298
    John Laing Group P.L.C.                                   5,968     24,091
    John Menzies P.L.C.                                      45,473    444,590
    John Wood Group P.L.C.                                  153,210  1,412,318
    Johnson Matthey P.L.C.                                   40,414  1,986,345
    Jupiter Fund Management P.L.C.                          192,225  1,614,882
*   Just Eat P.L.C.                                          33,783    390,469
    Just Group P.L.C.                                        59,429    124,020
    Kainos Group P.L.C.                                       6,241     30,984
*   KAZ Minerals P.L.C.                                     119,569  1,391,425
    KCOM Group P.L.C.                                       252,011    315,194
    Keller Group P.L.C.                                      33,070    469,114
    Kier Group P.L.C.                                        29,131    435,430
    Kingfisher P.L.C.                                       313,140  1,541,510
    Ladbrokes Coral Group P.L.C.                            283,935    684,047
    Laird P.L.C.                                            151,683    269,457
*   Lamprell P.L.C.                                          36,760     41,770
    Lancashire Holdings, Ltd.                                44,952    420,129
    Legal & General Group P.L.C.                            638,577  2,453,021
*   Liberty Global P.L.C. Class A                             4,558    170,361
*   Liberty Global P.L.C. Series C                           11,158    399,000
    Lloyds Banking Group P.L.C.                           2,964,360  2,928,782
#   Lloyds Banking Group P.L.C. ADR                         613,184  2,471,132
    London Stock Exchange Group P.L.C.                       27,444  1,530,963
*   Lonmin P.L.C.                                            66,593     68,721
    Lookers P.L.C.                                          136,201    177,479
    Low & Bonar P.L.C.                                        9,424      8,079
    LSL Property Services P.L.C.                              3,150     12,685
    Man Group P.L.C.                                        473,365  1,459,183
    Marks & Spencer Group P.L.C.                            668,280  2,857,756
    Marshalls P.L.C.                                         94,577    560,310
    Marston's P.L.C.                                        253,547    406,832
    McBride P.L.C.                                           92,897    233,755
    McColl's Retail Group P.L.C.                                532      2,102
    Mears Group P.L.C.                                       24,883    141,318
    Mediclinic International P.L.C.(B8HX8Z8)                 63,148    534,746
    Mediclinic International P.L.C.(BYYWHN1)                 20,931    176,789
    Meggitt P.L.C.                                          248,976  1,640,170
    Melrose Industries P.L.C.                               686,868  2,207,406
    Merlin Entertainments P.L.C.                            110,517    515,481
    Micro Focus International P.L.C.                         50,331  1,538,567
    Millennium & Copthorne Hotels P.L.C.                     41,854    318,278
    Mitchells & Butlers P.L.C.                               83,437    304,893
#   Mitie Group P.L.C.                                      152,499    383,938
    Mondi P.L.C.                                             50,748  1,352,592
    Moneysupermarket.com Group P.L.C.                       168,784    811,626
    Morgan Advanced Materials P.L.C.                        149,702    737,543
    Morgan Sindall Group P.L.C.                               7,924    142,126
*   Mothercare P.L.C.                                        44,352     28,070
    Motorpoint group P.L.C.                                   3,615     12,082
    N Brown Group P.L.C.                                     34,022     97,375
    National Express Group P.L.C.                           159,223    829,101
#   National Grid P.L.C. Sponsored ADR                       13,835    798,008

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    NCC Group P.L.C.                                          4,409 $   12,582
    NEX Group P.L.C.                                        102,028    858,829
    Next P.L.C.                                              14,042  1,013,914
    Norcros P.L.C.                                            8,462     22,468
    Northgate P.L.C.                                         57,040    328,725
*   Nostrum Oil & Gas P.L.C.                                  4,405     19,473
*   Ocado Group P.L.C.                                      118,352    846,859
    Old Mutual P.L.C.                                     1,196,611  3,971,666
    On the Beach Group P.L.C.                                12,295     90,989
    OneSavings Bank P.L.C.                                   53,726    304,588
*   Ophir Energy P.L.C.                                     237,663    187,473
    Oxford Instruments P.L.C.                                20,947    273,912
    Pagegroup P.L.C.                                        127,855    988,160
    Paragon Banking Group P.L.C.                            126,731    887,840
    PayPoint P.L.C.                                          13,444    169,645
    Pearson P.L.C.                                           31,558    310,610
    Pearson P.L.C. Sponsored ADR                             58,249    569,093
    Pendragon P.L.C.                                        163,132     52,595
    Pennon Group P.L.C.                                      91,425    934,573
    Persimmon P.L.C.                                         43,041  1,530,042
*   Petra Diamonds, Ltd.                                    203,807    173,296
    Petrofac, Ltd.                                          104,082    784,246
*   Petropavlovsk P.L.C.                                    969,510    115,223
    Pets at Home Group P.L.C.                                95,402    242,569
    Phoenix Group Holdings                                   75,761    822,329
    Photo-Me International P.L.C.                           144,984    376,256
    Playtech P.L.C.                                         101,309  1,140,174
    Polypipe Group P.L.C.                                    93,814    527,293
*   Premier Foods P.L.C.                                    374,945    217,035
*   Premier Oil P.L.C.                                      227,645    267,913
    Provident Financial P.L.C.                               23,369    223,730
    Prudential P.L.C. ADR                                    39,437  2,134,725
    PZ Cussons P.L.C.                                        75,643    335,136
    QinetiQ Group P.L.C.                                    249,981    730,770
    Randgold Resources, Ltd.                                 11,126  1,124,054
    Rank Group P.L.C.                                        44,237    142,512
    Rathbone Brothers P.L.C.                                  9,942    384,531
*   Raven Russia, Ltd.                                       15,551     10,990
    Reckitt Benckiser Group P.L.C.                           19,638  1,896,443
    Redrow P.L.C.                                           105,772    898,996
    RELX P.L.C.                                              14,114    312,341
    RELX P.L.C. Sponsored ADR                                30,069    658,812
    Renewi P.L.C.                                           173,267    248,743
    Renishaw P.L.C.                                          12,111    852,800
    Rentokil Initial P.L.C.                                 227,738    960,609
    Restaurant Group P.L.C. (The)                            34,950    125,941
*   Rhi Magnesita NV                                          7,801    504,195
    Ricardo P.L.C.                                           11,242    156,832
    Rightmove P.L.C.                                         16,339  1,024,177
    Rio Tinto P.L.C.                                          2,919    162,480
#   Rio Tinto P.L.C. Sponsored ADR                          156,348  8,772,686
    Robert Walters P.L.C.                                     4,590     42,751
    Rolls-Royce Holdings P.L.C.                             219,142  2,719,237

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    Rotork P.L.C.                                         356,681 $ 1,496,639
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR     122,269   1,018,501
    Royal Dutch Shell P.L.C. Class A                       34,402   1,206,089
    Royal Dutch Shell P.L.C. Class B                        2,443      86,661
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A       161,107  11,316,156
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B       106,451   7,657,020
    Royal Mail P.L.C.                                     203,356   1,354,889
    RPC Group P.L.C.                                       92,678   1,119,655
    RPS Group P.L.C.                                       54,453     225,455
    RSA Insurance Group P.L.C.                            195,084   1,716,598
    Saga P.L.C.                                           183,391     300,673
    Sage Group P.L.C. (The)                               114,395   1,218,034
    Savills P.L.C.                                         59,439     865,771
    Schroders P.L.C.(0239581)                               4,992     188,879
    Schroders P.L.C.(0240549)                              12,725     671,962
    SDL P.L.C.                                              7,338      47,727
    Senior P.L.C.                                         111,223     430,118
*   Serco Group P.L.C.                                    168,030     211,704
    Severfield P.L.C.                                      10,461      12,282
    Severn Trent P.L.C.                                    27,242     757,041
    Shire P.L.C.                                           33,914   1,584,537
    Shire P.L.C. ADR                                          735     102,929
    SIG P.L.C.                                            286,853     662,482
    Sky P.L.C.                                             65,178     980,268
    Smith & Nephew P.L.C.                                  69,375   1,248,299
    Smiths Group P.L.C.                                    92,468   2,099,951
    Soco International P.L.C.                              68,330     111,981
    Softcat P.L.C.                                          9,488      70,755
    Spectris P.L.C.                                        34,609   1,282,140
    Speedy Hire P.L.C.                                     62,182      48,403
    Spirax-Sarco Engineering P.L.C.                        19,497   1,570,352
    Spire Healthcare Group P.L.C.                          14,929      51,727
    Spirent Communications P.L.C.                         110,819     158,075
    Sportech P.L.C.                                        15,125      17,611
*   Sports Direct International P.L.C.                     72,041     380,599
    SSE P.L.C.                                            156,377   2,900,008
    SSP Group P.L.C.                                      139,896   1,210,521
    St James's Place P.L.C.                               119,769   2,022,100
    St. Ives P.L.C.                                        49,558      51,817
    St. Modwen Properties P.L.C.                           83,411     488,921
    Stagecoach Group P.L.C.                               148,567     318,925
*   Standard Chartered P.L.C.                             228,373   2,657,174
    Standard Life Aberdeen P.L.C.                         386,052   2,333,497
    Sthree P.L.C.                                           8,691      43,854
    Stobart Group, Ltd.                                    29,405      98,207
    Superdry P.L.C.                                        26,326     651,361
    Synthomer P.L.C.                                      138,055     929,431
#   TalkTalk Telecom Group P.L.C.                         154,439     260,878
    Tarsus Group P.L.C.                                     3,951      18,814
    Tate & Lyle P.L.C.                                    194,955   1,777,146
    Taylor Wimpey P.L.C.                                  939,421   2,541,549
    Ted Baker P.L.C.                                       10,319     439,706
    Telecom Plus P.L.C.                                    26,884     443,166

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Tesco P.L.C.                                       1,657,281 $    4,927,240
    Thomas Cook Group P.L.C.                             530,482        950,116
    Topps Tiles P.L.C.                                    28,274         37,247
    TP ICAP P.L.C.                                       121,286        912,651
    Travis Perkins P.L.C.                                 59,088      1,225,371
    Trifast P.L.C.                                        15,757         56,850
    Trinity Mirror P.L.C.                                108,000        115,113
    TT Electronics P.L.C.                                 18,924         56,927
    TUI AG                                                39,820        900,262
*   Tullow Oil P.L.C.                                    470,418      1,338,605
    U & I Group P.L.C.                                    36,018        103,980
    UBM P.L.C.                                            69,080        890,605
    UDG Healthcare P.L.C.                                 57,342        667,937
    Ultra Electronics Holdings P.L.C.                     31,710        686,004
    Unilever P.L.C.                                        1,655         93,667
    Unilever P.L.C. Sponsored ADR                         32,502      1,835,388
    United Utilities Group P.L.C.                         77,991        818,097
    Urban & Civic P.L.C.                                   3,271         14,140
*   Vectura Group P.L.C.                                 208,448        287,944
    Vedanta Resources P.L.C.                              17,593        206,941
    Vesuvius P.L.C.                                       78,609        672,154
    Victrex P.L.C.                                        35,844      1,300,493
    Virgin Money Holdings UK P.L.C.                      111,866        443,612
    Vodafone Group P.L.C.                              4,040,579     12,880,692
    Vodafone Group P.L.C. Sponsored ADR                   31,855      1,026,368
    Volution Group P.L.C.                                  4,779         14,838
    Weir Group P.L.C. (The)                               23,346        731,938
    WH Smith P.L.C.                                       30,547        926,515
    Whitbread P.L.C.                                      13,654        752,537
    William Hill P.L.C.                                  291,955      1,283,802
    Wilmington P.L.C.                                      3,711         12,718
    Wincanton P.L.C.                                      14,329         45,499
*   Wizz Air Holdings P.L.C.                               1,105         54,309
    WM Morrison Supermarkets P.L.C.                      542,919      1,711,219
    WPP P.L.C.                                            84,711      1,534,115
#   WPP P.L.C. Sponsored ADR                               3,436        310,614
    Xaar P.L.C.                                           16,233         84,333
    ZPG P.L.C.                                            80,018        389,665
                                                                 --------------
TOTAL UNITED KINGDOM                                                376,516,602
                                                                 --------------
UNITED STATES -- (0.0%)
*   Liberty Latin America, Ltd. Class A                      569         12,766
*   Liberty Latin America, Ltd. Class C                       --              3
*   Worldpay, Inc. Class A                                14,394      1,154,708
                                                                 --------------
TOTAL UNITED STATES                                                   1,167,477
                                                                 --------------
TOTAL COMMON STOCKS                                               3,267,416,102
                                                                 --------------
PREFERRED STOCKS -- (0.9%)

BRAZIL -- (0.5%)
    Alpargatas SA                                         44,900        225,262
    Banco ABC Brasil SA                                   26,829        159,651

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
BRAZIL -- (Continued)
    Banco Bradesco SA                                     160,097 $ 2,049,234
    Banco Bradesco SA ADR                                  60,839     772,653
    Banco do Estado do Rio Grande do Sul SA Class B        74,025     388,187
    Braskem SA Class A                                     31,067     482,380
    Centrais Eletricas Brasileiras SA Class B              29,900     222,404
    Cia Brasileira de Distribuicao                         36,964     873,706
    Cia de Gas de Sao Paulo - COMGAS Class A                5,782     109,982
    Cia de Saneamento do Parana                            63,300     210,986
    Cia de Transmissao de Energia Eletrica Paulista        12,467     263,411
    Cia Energetica de Minas Gerais                        123,400     290,104
    Cia Energetica de Sao Paulo Class B                    37,300     180,352
    Cia Energetica do Ceara Class A                         3,100      51,807
    Cia Ferro Ligas da Bahia - Ferbasa                     19,800     145,999
    Cia Paranaense de Energia                              20,600     158,585
    Gerdau SA                                             200,788     908,768
*   Gol Linhas Aereas Inteligentes SA                      15,800      89,893
    Itau Unibanco Holding SA                              265,234   4,352,564
    Itau Unibanco Holding SA ADR                           66,308   1,087,451
    Lojas Americanas SA                                    79,940     424,518
    Marcopolo SA                                          155,900     204,430
*   Petroleo Brasileiro SA                                289,898   1,794,486
#*  Petroleo Brasileiro SA Sponsored ADR                   42,200     522,858
    Randon SA Implementos e Participacoes                  93,100     249,786
    Telefonica Brasil SA                                   18,070     305,495
    Unipar Carbocloro SA                                   17,500     117,172
*   Usinas Siderurgicas de Minas Gerais SA Class A        158,073     589,264
                                                                  -----------
TOTAL BRAZIL                                                       17,231,388
                                                                  -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                           15,035      45,508
    Embotelladora Andina SA Class B                        38,816     189,289
                                                                  -----------
TOTAL CHILE                                                           234,797
                                                                  -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                   115,405     116,097
    Banco Davivienda SA                                    15,834     177,868
    Grupo Argos SA                                          7,594      48,486
    Grupo Aval Acciones y Valores SA                       42,789      19,223
    Grupo de Inversiones Suramericana SA                   10,248     138,085
                                                                  -----------
TOTAL COLOMBIA                                                        499,759
                                                                  -----------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                             8,450     825,916
    Biotest AG                                              5,953     186,570
    Draegerwerk AG & Co. KGaA                               2,175     212,036
    Fuchs Petrolub SE                                       8,076     442,067
    Henkel AG & Co. KGaA                                    2,460     344,018
    Jungheinrich AG                                        25,034   1,238,019
    Porsche Automobil Holding SE                           21,465   1,986,327
    Sartorius AG                                            6,416     767,875
    Schaeffler AG                                          24,825     494,021
    Sixt SE                                                 7,893     560,777

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    STO SE & Co. KGaA                                         725 $   115,302
    Villeroy & Boch AG                                      3,977      93,972
    Volkswagen AG                                          32,427   7,130,826
                                                                  -----------
TOTAL GERMANY                                                      14,397,726
                                                                  -----------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                             34,786       7,764
                                                                  -----------
TOTAL PREFERRED STOCKS                                             32,371,434
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Orocobre, Ltd. Rights 02/02/18                            915          --
                                                                  -----------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                       973       1,983
                                                                  -----------
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18             17,440          --
                                                                  -----------
COLOMBIA -- (0.0%)
*   Celsia SA ESP Rights 02/16/18                          29,083       2,050
                                                                  -----------
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                         46,251          --
                                                                  -----------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18                529       3,019
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)               7,692      10,890
*   TATA Steel, Ltd. Rights 02/28/18(BG026Z4)              15,384      47,176
                                                                  -----------
TOTAL INDIA                                                            61,085
                                                                  -----------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20   807,400      37,691
                                                                  -----------
ISRAEL -- (0.0%)
*   AIrport City, Ltd. Rights 10/30/17                          1           5
                                                                  -----------
ITALY -- (0.0%)
*   UniCredit SpA Rights 02/21/18                         223,133       1,106
                                                                  -----------
JAPAN -- (0.0%)
*   Hoosiers Holdings Rights 03/15/18                      10,700      27,149
                                                                  -----------
MALAYSIA -- (0.0%)
*   Econpile Holdings Bhd Rights 01/02/18                  20,000       1,796
*   Malaysian Resources Corp. Bhd Warrant 10/29/27         40,200       3,919
*   Sunway Bhd Warrants 10/03/24                           47,662       6,787
                                                                  -----------
TOTAL MALAYSIA                                                         12,502
                                                                  -----------
PHILIPPINES -- (0.0%)
*   Robinson Land Co. Rights 02/08/18                     133,138       7,007
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   Hyundai Heavy Industries Co., Ltd. Rights 03/09/18        705      21,787
*   Mirae Asset Daewoo Co., Ltd. Rights 02/22/18           10,023          --

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
*     RTS Asia Cement Rights 02/06/18                         61 $        1,514
                                                                 --------------
TOTAL SOUTH KOREA                                                        23,301
                                                                 --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/18                                   29,721         15,572
*     Amper SA Rights 02/05/18                           275,760          3,424
#*    Promotora de Informaciones SA Rights 02/19/18       13,001         36,318
#*    Sacyr SA Rights 02/12/18                           124,514          8,425
                                                                 --------------
TOTAL SPAIN                                                              63,739
                                                                 --------------
TAIWAN -- (0.0%)
*     Bin Chuan Enterprise Co., Ltd. Rights 03/15/18       1,606            311
*     Casetek Holdings, Ltd. Rights 02/05/18               6,377          3,392
                                                                 --------------
TOTAL TAIWAN                                                              3,703
                                                                 --------------
THAILAND -- (0.0%)
*     Supalai PCL Warrants 10/19/18                       55,000         34,243
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   275,564
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,300,063,100
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund                  14,136,798    163,576,891
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,764,020,356)^^            $3,463,639,991
                                                                 ==============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                    ----------------------------------------------
                      LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                    ------------ ------------ ------- ------------
Common Stocks
   Australia        $  1,268,096 $139,368,780   --    $140,636,876
   Austria                    --   18,016,831   --      18,016,831
   Belgium               143,672   34,396,584   --      34,540,256
   Brazil              3,449,254   43,597,022   --      47,046,276
   Canada            194,014,717           --   --     194,014,717
   Chile               2,186,174    9,072,820   --      11,258,994
   China              28,922,491  233,109,103   --     262,031,594
   Colombia            3,297,049           --   --       3,297,049
   Czech Republic             --    1,208,002   --       1,208,002
   Denmark               296,592   39,793,537   --      40,090,129
   Egypt                      --      122,180   --         122,180
   Finland                99,206   40,855,444   --      40,954,650
   France              1,890,686  180,845,861   --     182,736,547
   Germany             2,171,074  170,220,043   --     172,391,117
   Greece                     --      702,365   --         702,365
   Hong Kong             656,011   70,900,595   --      71,556,606
   Hungary                    --    3,149,301   --       3,149,301
   India               1,120,812   95,012,700   --      96,133,512
   Indonesia             188,932   21,043,817   --      21,232,749
   Ireland             2,092,419   11,954,449   --      14,046,868
   Israel              1,262,693   15,269,059   --      16,531,752
   Italy                 106,123   77,866,753   --      77,972,876
   Japan               3,325,736  585,321,903   --     588,647,639
   Malaysia              180,437   22,234,179   --      22,414,616
   Mexico             24,516,950          530   --      24,517,480
   Netherlands         8,544,664   59,083,836   --      67,628,500
   New Zealand                --   10,666,581   --      10,666,581
   Norway                173,550   19,816,740   --      19,990,290
   Peru                  507,788           --   --         507,788
   Philippines            27,495    8,715,795   --       8,743,290
   Poland                     --   11,886,512   --      11,886,512
   Portugal                   --    6,419,461   --       6,419,461
   Russia              1,927,121    6,189,158   --       8,116,279
   Singapore                  --   29,025,672   --      29,025,672
   South Africa        4,733,426   64,755,782   --      69,489,208
   South Korea         1,953,610  136,760,998   --     138,714,608
   Spain                 920,781   60,545,255   --      61,466,036
   Sweden                147,037   67,248,755   --      67,395,792
   Switzerland         3,870,337  139,106,118   --     142,976,455
   Taiwan              6,334,165  119,394,454   --     125,728,619
   Thailand           24,234,760        5,003   --      24,239,763
   Turkey                 25,080   11,461,107   --      11,486,187
   United Kingdom     88,446,127  288,070,475   --     376,516,602
   United States       1,167,477           --   --       1,167,477
Preferred Stocks
   Brazil              2,382,962   14,848,426   --      17,231,388
   Chile                      --      234,797   --         234,797
   Colombia              499,759           --   --         499,759
   Germany                    --   14,397,726   --      14,397,726
   Malaysia                7,764           --   --           7,764
Rights/Warrants
   Brazil                     --        1,983   --           1,983
   Colombia                   --        2,050   --           2,050
   India                      --       61,085   --          61,085
   Indonesia                  --       37,691   --          37,691

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

   Israel                                --              5 --               5
   Italy                                 --          1,106 --           1,106
   Japan                                 --         27,149 --          27,149
   Malaysia                              --         12,502 --          12,502
   Philippines                           --          7,007 --           7,007
   South Korea                           --         23,301 --          23,301
   Spain                                 --         63,739 --          63,739
   Taiwan                                --          3,703 --           3,703
   Thailand                              --         34,243 --          34,243
Securities Lending Collateral            --    163,576,891 --     163,576,891
                               ------------ -------------- --  --------------
TOTAL                          $417,093,027 $3,046,546,964 --  $3,463,639,991
                               ============ ============== ==  ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                       8,156,414 $183,764,001
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                   9,917,890  151,446,176
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                   3,404,863   84,644,886
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $310,625,207)^^                               $419,855,063
                                                                   ============

At January 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                      UNREALIZED
                                                                                       FOREIGN
                                                                                       EXCHANGE
                                                                      SETTLEMENT     APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY                DATE       (DEPRECIATION)
------------------  ----------------- ---------------------------- ---------------  --------------
USD    $   824,322  HKD     6,444,447 Citibank, N.A.                   02/05/18      $       441
USD     13,690,044  HKD   106,898,843 Bank of America Corp.            02/05/18           23,712
USD        863,438  ILS     2,948,664 Citibank, N.A.                   02/09/18              883
USD      2,414,587  DKK    14,348,456 Citibank, N.A.                   02/28/18           16,860
USD      3,838,079  SEK    30,066,231 JP Morgan                        02/28/18           16,061
USD      7,716,681  CAD     9,482,546 Barclays Capital                 02/28/18            4,875
USD     21,744,156  GBP    15,185,198 Bank of America Corp.            02/28/18          162,853
USD     34,241,138  JPY 3,717,125,439 UBS AG                           02/28/18          144,981
USD      1,159,662  NOK     8,931,135 State Street Bank and Trust      03/01/18              188
USD     39,247,914  EUR    31,490,662 State Street Bank and Trust      03/08/18           65,108
                                                                                     -----------
                                                                        TOTAL
                                                                     APPRECIATION    $   435,962
EUR     30,558,877  USD    38,005,770 State Street Bank and Trust      02/02/18      $   (65,405)
USD     36,534,549  EUR    30,558,877 State Street Bank and Trust      02/02/18       (1,405,815)
USD      1,427,614  SGD     1,884,148 Citibank, N.A.                   02/26/18           (9,387)
USD      8,114,204  CHF     7,572,394 UBS AG                           03/01/18          (38,069)
                                                                                     -----------
                                                                        TOTAL
                                                                    (DEPRECIATION)   $(1,518,676)
                                                                                     -----------
                                                                        TOTAL
                                                                      APPRECIATION
                                                                     (DEPRECIATION)  $(1,082,714)
                                                                                     ===========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

At January 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------         --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500 Emini
  Index(R)             186     03/16/18  $24,576,503 $26,279,940   $1,703,437
                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                  $24,576,503 $26,279,940   $1,703,437
                                         =========== ===========   ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ------------ -----------  ------- ------------
Affiliated Investment Companies $419,855,063          --    --    $419,855,063
Futures Contracts**                1,703,437          --    --       1,703,437
Forward Currency Contracts**              -- $(1,082,714)   --      (1,082,714)
                                ------------ -----------    --    ------------
TOTAL                           $421,558,500 $(1,082,714)   --    $420,475,786
                                ============ ===========    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company                                                  $6,786,297,857
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^         $6,786,297,857
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company                                       $8,245,101,174
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^         $8,245,101,174
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund           $21,651,271,038
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^        $21,651,271,038
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (93.6%)

BRAZIL -- (5.8%)
    AES Tiete Energia SA(BZ8W2L7)                        2,052,758 $  8,044,610
    AES Tiete Energia SA(BZ8W2J5)                              681          532
*   Aliansce Shopping Centers SA                         1,031,538    5,900,839
*   Alliar Medicos A Frente SA                              38,800      181,959
    Alupar Investimento SA                                 989,046    5,761,967
    Ambev SA                                             1,591,620   10,972,587
    Ambev SA ADR                                        14,628,396  100,497,081
    Arezzo Industria e Comercio SA                         497,631    9,337,198
*   B2W Cia Digital                                      1,515,039   10,121,181
    B3 SA - Brasil Bolsa Balcao                          6,612,846   54,171,523
    Banco Bradesco SA                                    4,153,633   51,297,121
    Banco do Brasil SA                                   2,293,952   28,578,741
    Banco Santander Brasil SA                            1,016,049   11,438,406
    BB Seguridade Participacoes SA                       2,346,747   22,929,860
    BR Malls Participacoes SA                            6,883,194   27,749,623
    BR Properties SA                                       377,894    1,313,632
*   Brasil Brokers Participacoes SA                      2,008,840      617,575
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                            125,603      527,945
    Braskem SA Sponsored ADR                               559,977   17,426,484
*   BRF SA                                               1,172,504   13,011,164
    CCR SA                                               8,652,491   42,569,669
*   Centrais Eletricas Brasileiras SA                    1,215,800    7,752,330
#   Cia Brasileira de Distribuicao                         194,588    4,586,439
    Cia de Locacao das Americas                             38,906      290,163
    Cia de Saneamento Basico do Estado de Sao Paulo      1,481,704   16,924,236
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR    772,983    8,765,627
    Cia de Saneamento de Minas Gerais-COPASA               768,658   10,892,215
*   Cia Energetica de Minas Gerais                         413,339      898,505
#   Cia Energetica de Minas Gerais Sponsored ADR         1,059,060    2,467,609
    Cia Hering                                           1,396,852    9,801,458
    Cia Paranaense de Energia                              173,723    1,182,667
#   Cia Paranaense de Energia Sponsored ADR                283,710    2,198,753
*   Cia Siderurgica Nacional SA                          3,881,952   13,411,029
#*  Cia Siderurgica Nacional SA Sponsored ADR            3,613,990   12,287,566
    Cielo SA                                             5,022,446   42,389,693
*   Construtora Tenda SA                                   268,042    1,879,379
*   Cosan Logistica SA                                   1,078,817    3,393,124
    Cosan SA Industria e Comercio                          785,643   10,767,432
    CSU Cardsystem SA                                       31,198      116,119
    CVC Brasil Operadora e Agencia de Viagens SA           933,012   16,145,148
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                      3,407,206   16,029,698
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                         15,734       50,963
    Dimed SA Distribuidora da Medicamentos                   1,500      196,284
*   Direcional Engenharia SA                             1,214,626    2,497,155
    Duratex SA                                           3,291,656   10,540,334
    EcoRodovias Infraestrutura e Logistica SA            2,315,943    8,279,797
    EDP - Energias do Brasil SA                          3,176,092   13,676,835
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                           1,347,686    5,965,069
    Embraer SA Sponsored ADR                             1,261,729   31,858,657
    Energisa SA                                            626,089    5,999,567
*   Eneva SA                                               133,000      577,555

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Engie Brasil Energia SA                               1,105,009 $12,475,451
    Equatorial Energia SA                                 2,062,958  45,350,978
    Estacio Participacoes SA                              2,741,645  30,130,138
*   Eternit SA                                            1,148,420     360,360
*   Even Construtora e Incorporadora SA                   2,760,013   5,418,420
    Ez Tec Empreendimentos e Participacoes SA               704,981   4,929,165
    Fibria Celulose SA                                      767,951  13,217,386
#   Fibria Celulose SA Sponsored ADR                        601,192  10,340,502
    Fleury SA                                             1,349,726  12,713,644
    Fras-Le SA                                               53,200      91,220
    GAEC Educacao SA                                        272,953   2,354,360
*   Gafisa SA(2479619)                                      149,262     805,503
*   Gafisa SA(BDFJWY0)                                      110,147     529,300
#   Gafisa SA ADR                                           103,158   1,126,481
    Gerdau SA                                               887,615   3,445,992
#   Gerdau SA Sponsored ADR                               4,354,272  19,507,139
#*  Gol Linhas Aereas Inteligentes SA ADR                   223,953   2,535,142
    Grendene SA                                             499,828   4,588,224
    Guararapes Confeccoes SA                                 76,632   3,796,987
*   Helbor Empreendimentos SA                             2,932,229   1,824,062
    Hypermarcas SA                                        1,187,949  13,551,200
    Iguatemi Empresa de Shopping Centers SA                 439,344   5,937,964
    Industrias Romi SA                                       42,500     108,060
    International Meal Co. Alimentacao SA                   864,476   2,548,256
    Iochpe Maxion SA                                      1,395,393  10,426,185
    Itau Unibanco Holding SA                              1,259,106  17,526,498
    JBS SA                                                7,487,514  23,615,546
*   JHSF Participacoes SA                                 1,111,044     663,109
*   JSL SA                                                  608,746   1,544,074
*   Kepler Weber SA                                         113,704     588,089
    Klabin SA                                             2,691,307  15,051,049
    Kroton Educacional SA                                 4,969,545  25,300,732
*   Light SA                                                974,296   5,073,461
    Linx SA                                                 522,050   3,474,085
    Localiza Rent a Car SA                                3,829,290  30,960,304
    Lojas Americanas SA                                   1,027,690   4,201,112
    Lojas Renner SA                                       5,203,997  61,848,257
*   LPS Brasil Consultoria de Imoveis SA                    193,880     350,477
    M Dias Branco SA                                        646,407  11,623,033
    Magazine Luiza SA                                       541,068  14,376,848
    Magnesita Refratarios SA                                330,510   5,704,670
    Mahle-Metal Leve SA                                     392,900   3,039,654
    Marcopolo SA                                            232,000     239,402
*   Marfrig Global Foods SA                               2,995,162   6,406,192
*   Marisa Lojas SA                                         620,518   1,558,880
*   Mills Estruturas e Servicos de Engenharia SA          1,016,114   1,420,142
    Minerva SA                                              954,919   2,887,627
    MRV Engenharia e Participacoes SA                     3,774,655  17,963,196
    Multiplan Empreendimentos Imobiliarios SA               294,305   6,706,009
    Multiplus SA                                            550,448   6,088,364
    Natura Cosmeticos SA                                  1,498,400  16,421,515
    Odontoprev SA                                         2,538,320  13,251,086
*   Paranapanema SA                                       1,612,531     794,971

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
*   Petro Rio SA                                          43,296 $    1,200,208
*   Petroleo Brasileiro SA                             6,857,900     45,887,042
#*  Petroleo Brasileiro SA Sponsored ADR               1,709,461     22,838,399
    Porto Seguro SA                                      985,053     13,659,102
    Portobello SA                                      1,216,634      2,142,888
*   Profarma Distribuidora de Produtos Farmaceuticos
      SA                                                  67,104        148,738
*   Prumo Logistica SA                                   205,131        723,352
    QGEP Participacoes SA                              1,184,057      3,735,845
    Qualicorp SA                                       2,682,077     25,764,313
    Raia Drogasil SA                                   1,539,942     40,762,913
*   Renova Energia SA                                     14,800         28,056
*   Restoque Comercio e Confeccoes de Roupas SA          106,209      1,030,116
*   RNI Negocios Imobiliarios SA                         109,621        209,160
*   Rumo SA                                            2,974,730     13,325,913
*   Santos Brasil Participacoes SA                     2,285,025      2,526,408
    Sao Carlos Empreendimentos e Participacoes SA         18,100        231,573
    Sao Martinho SA                                    1,953,563     11,548,958
    Ser Educacional SA                                   493,038      5,135,373
    SLC Agricola SA                                      707,598      6,973,108
    Smiles Fidelidade SA                                 621,491     16,024,948
    Sonae Sierra Brasil SA                               223,880      1,712,579
*   Springs Global Participacoes SA                       36,871        137,290
    Sul America SA                                     2,646,556     16,866,372
    Suzano Papel e Celulose SA                         3,036,646     19,691,496
    T4F Entretenimento SA                                189,792        431,713
    Technos SA                                           177,516        207,799
*   Tecnisa SA                                         1,841,425      1,179,082
    Tegma Gestao Logistica SA                             91,600        628,589
#   Telefonica Brasil SA ADR                             550,562      9,337,531
*   Terra Santa Agro SA                                    5,300         22,972
    Tim Participacoes SA                               3,318,337     14,063,519
    Tim Participacoes SA ADR                             308,371      6,481,958
    Totvs SA                                           1,075,169     10,965,244
*   TPI - Triunfo Participacoes e Investimentos SA       906,127      1,066,656
    Transmissora Alianca de Energia Eletrica SA        1,920,756     12,152,511
    Tupy SA                                              236,897      1,346,087
    Ultrapar Participacoes SA                          2,067,950     52,952,651
#   Ultrapar Participacoes SA Sponsored ADR              151,455      3,877,248
*   Usinas Siderurgicas de Minas Gerais SA               237,644      1,052,528
    Vale SA                                           15,446,628    201,309,976
    Vale SA Sponsored ADR                              2,810,743     36,792,627
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA                    832,893      5,334,246
    Via Varejo SA                                      1,260,920     10,731,473
*   Vulcabras Azaleia SA                                 158,900        528,464
    WEG SA                                             1,317,177      9,794,221
    Wiz Solucoes e Corretagem de Seguros SA              671,590      2,881,356
                                                                 --------------
TOTAL BRAZIL                                                      1,826,504,205
                                                                 --------------
CHILE -- (1.4%)
    AES Gener SA                                      13,142,292      4,216,976
    Aguas Andinas SA Class A                          18,835,588     12,691,594

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHILE -- (Continued)
    Banco de Chile                                       25,589,064 $ 4,371,992
#   Banco de Chile ADR                                      103,153  10,475,168
    Banco de Credito e Inversiones                          182,429  14,006,069
#   Banco Santander Chile ADR                               618,123  21,047,087
    Banmedica SA                                            904,688   3,147,872
    Besalco SA                                            2,389,055   2,848,572
    CAP SA                                                1,217,517  15,761,025
    Cementos BIO BIO SA                                     180,149     270,566
    Cencosud SA                                           5,421,106  16,896,258
    Cia Cervecerias Unidas SA                               339,280   4,860,175
#   Cia Cervecerias Unidas SA Sponsored ADR                 294,836   8,659,333
*   Cia Sud Americana de Vapores SA                     176,385,679   9,183,795
    Clinica LAS Condes SA                                       507      29,542
    Colbun SA                                            36,493,409   9,073,498
    Cristalerias de Chile SA                                 59,157     653,352
    Embotelladora Andina SA Class B ADR                      68,166   1,980,222
    Empresa Nacional de Telecomunicaciones SA             1,234,764  14,755,201
*   Empresas AquaChile SA                                   569,399     344,407
    Empresas CMPC SA                                      5,633,675  22,164,882
    Empresas COPEC SA                                     1,181,973  20,447,641
    Empresas Hites SA                                     1,256,063   1,564,208
*   Empresas La Polar SA                                  9,827,021   1,063,229
    Enel Americas SA                                     62,329,479  14,586,639
    Enel Americas SA ADR                                  2,330,101  27,448,585
    Enel Chile SA(BYMLZD6)                               15,150,378   1,911,347
    Enel Chile SA(BYYHKR1)                                2,044,326  12,879,254
    Enel Generacion Chile SA                             13,884,364  13,283,079
    Enel Generacion Chile SA ADR                            215,928   6,212,249
    Engie Energia Chile SA                                4,647,891  10,311,444
*   Enjoy SA                                              1,885,575     193,913
    Forus SA                                                571,195   2,605,915
    Grupo Security SA                                     1,478,699     799,624
    Hortifrut SA                                              6,435      24,042
    Instituto de Diagnostico SA                               2,512      18,146
    Inversiones Aguas Metropolitanas SA                   4,759,433   9,403,045
    Inversiones La Construccion SA                          200,426   4,163,099
    Itau CorpBanca(BZ30DD5)                                  72,474   1,108,127
    Itau CorpBanca(BYT25P4)                             976,070,123   9,908,622
    Latam Airlines Group SA                                  60,912   1,054,812
#   Latam Airlines Group SA Sponsored ADR                 1,538,793  26,282,584
*   Masisa SA                                            14,958,469   1,179,253
    Molibdenos y Metales SA                                  84,984   1,183,953
    Multiexport Foods SA                                  3,402,860   1,569,504
    Parque Arauco SA                                      4,959,919  16,344,920
    PAZ Corp. SA                                          1,366,146   2,544,993
    Ripley Corp. SA                                       7,282,403   8,627,576
    SACI Falabella                                        2,058,868  21,631,864
    Salfacorp SA                                          1,821,270   3,750,363
    Sigdo Koppers SA                                      1,804,107   3,809,059
    Sociedad Matriz SAAM SA                              21,526,620   2,373,555
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR     341,202  19,236,969
    Socovesa SA                                           1,523,690   1,076,251
    Sonda SA                                              2,734,407   5,673,481

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina Concha y Toro SA                                2,771,259 $  6,161,747
    Vina Concha y Toro SA Sponsored ADR                     29,398    1,278,519
                                                                   ------------
TOTAL CHILE                                                         439,149,197
                                                                   ------------
CHINA -- (16.9%)
*   21Vianet Group, Inc. ADR                               280,861    2,558,644
#   361 Degrees International, Ltd.                      4,744,000    1,726,150
#*  3SBio, Inc.                                          1,214,500    2,478,619
#*  500.com, Ltd. Class A ADR                              123,377    1,542,213
#*  51job, Inc. ADR                                         66,229    4,641,991
#*  58.com, Inc. ADR                                       181,437   14,493,188
*   A8 New Media Group, Ltd.                             4,394,000      286,766
    AAC Technologies Holdings, Inc.                      1,926,000   31,913,027
#   Agile Group Holdings, Ltd.                          12,022,465   21,539,758
    Agricultural Bank of China, Ltd. Class H            45,690,460   27,955,162
    Air China, Ltd. Class H                              9,934,000   14,482,122
    Ajisen China Holdings, Ltd.                          2,852,000    1,379,438
#*  Alibaba Group Holding, Ltd. Sponsored ADR            1,107,543  226,259,959
#*  Alibaba Pictures Group, Ltd.                        38,570,000    5,369,063
#*  Aluminum Corp. of China, Ltd. ADR                      225,375    3,802,076
#*  Aluminum Corp. of China, Ltd. Class H                7,080,000    4,788,129
    AMVIG Holdings, Ltd.                                 1,688,000      444,441
#   Angang Steel Co., Ltd. Class H                       5,323,160    5,781,181
    Anhui Conch Cement Co., Ltd. Class H                 5,476,000   30,045,892
    Anhui Expressway Co., Ltd. Class H                   2,416,000    2,010,868
    Anta Sports Products, Ltd.                           4,947,000   23,736,152
#*  Anton Oilfield Services Group                       11,000,000    1,610,236
*   Anxin-China Holdings, Ltd.                          13,373,000      123,428
*   Aowei Holdings, Ltd.                                   187,000       50,134
*   Art Group Holdings, Ltd.                               455,000       25,643
#   Asia Cement China Holdings Corp.                     2,897,500    1,181,245
#*  Asian Citrus Holdings, Ltd.                          3,478,000       50,018
    Ausnutria Dairy Corp., Ltd.                            209,000      138,013
#*  AVIC International Holding HK, Ltd.                  8,896,000      603,721
    AVIC International Holdings, Ltd. Class H            1,410,000    1,222,280
    AviChina Industry & Technology Co., Ltd. Class H    13,147,212    7,042,476
    BAIC Motor Corp., Ltd. Class H                       6,806,000   10,630,123
*   Baidu, Inc. Sponsored ADR                              252,252   62,286,064
    BAIOO Family Interactive, Ltd.                       4,356,000      277,915
    Bank of China, Ltd. Class H                        115,896,702   69,460,847
    Bank of Chongqing Co., Ltd. Class H                  2,298,000    2,110,952
    Bank of Communications Co., Ltd. Class H            13,112,618   11,323,850
*   Baoye Group Co., Ltd. Class H                        1,544,440    1,087,396
#*  Baozun, Inc. Sponsored ADR                              38,456    1,497,861
    BBI Life Sciences Corp.                                138,000       61,879
#   BBMG Corp. Class H                                   7,726,404    3,834,212
    Beijing Capital International Airport Co., Ltd.
      Class H                                            8,324,000   12,638,337
    Beijing Capital Land, Ltd. Class H                   7,588,000    4,947,700
*   Beijing Enterprises Clean Energy Group, Ltd.        22,480,000      745,948
*   Beijing Enterprises Environment Group, Ltd.            702,000       98,582
    Beijing Enterprises Holdings, Ltd.                   2,210,528   13,565,214
#*  Beijing Enterprises Medical & Health Group, Ltd.    11,556,000      635,270

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#   Beijing Enterprises Water Group, Ltd.               19,196,469 $ 13,786,987
    Beijing Jingneng Clean Energy Co., Ltd. Class H      8,558,000    2,421,820
    Beijing North Star Co., Ltd. Class H                 4,460,000    1,758,083
#*  Beijing Properties Holdings, Ltd.                    5,128,967      209,423
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                            1,013,000      616,918
#   Best Pacific International Holdings, Ltd.            2,126,000    1,268,222
*   Besunyen Holdings Co., Ltd.                            230,000       17,335
#*  BII Railway Transportation Technology Holdings
      Co., Ltd.                                          1,168,000       99,862
#*  Bitauto Holdings, Ltd. ADR                             238,687    8,303,921
*   Boer Power Holdings, Ltd.                            2,034,000      469,870
    Bosideng International Holdings, Ltd.               17,808,157    1,635,487
*   Boyaa Interactive International, Ltd.                2,195,000      916,171
#   Brilliance China Automotive Holdings, Ltd.           4,902,000   12,463,017
    Brilliant Circle Holdings International, Ltd.           60,000        8,488
#   Byd Co., Ltd. Class H                                2,012,300   18,933,444
#   BYD Electronic International Co., Ltd.               5,761,722   14,153,682
*   C C Land Holdings, Ltd.                             13,369,530    3,053,298
#*  C.banner International Holdings, Ltd.                1,238,000      402,009
    Cabbeen Fashion, Ltd.                                1,829,000      524,838
    Canvest Environmental Protection Group Co., Ltd.     2,481,000    1,436,739
#*  Capital Environment Holdings, Ltd.                   3,710,000      146,509
#*  CAR, Inc.                                            5,868,000    4,861,602
*   Carnival Group International Holdings, Ltd.          4,860,000      223,578
    Carrianna Group Holdings Co., Ltd.                   1,640,877      232,810
*   CECEP COSTIN New Materials Group, Ltd.               2,583,000       37,147
*   Central China Real Estate, Ltd.                      5,149,074    2,569,658
    Central China Securities Co., Ltd. Class H           2,810,000    1,234,402
*   Century Sunshine Group Holdings, Ltd.               12,975,000      430,447
#*  CGN Meiya Power Holdings Co., Ltd.                   7,202,000    1,032,842
    CGN Power Co., Ltd. Class H                         23,496,000    6,636,402
    Changshouhua Food Co., Ltd.                          1,543,000      763,495
*   Changyou.com, Ltd. ADR                                  58,570    1,802,199
#   Chaowei Power Holdings, Ltd.                         5,179,000    2,942,966
*   Cheetah Mobile, Inc. ADR                                89,537    1,483,628
*   Chigo Holding, Ltd.                                 22,124,000      324,103
#*  Chiho Environmental Group, Ltd.                        408,000      219,156
#   China Aerospace International Holdings, Ltd.        14,962,600    1,800,636
    China Agri-Industries Holdings, Ltd.                15,621,800    7,252,999
    China Aircraft Leasing Group Holdings, Ltd.            850,500      892,767
#   China All Access Holdings, Ltd.                      3,760,000    1,152,830
    China Aluminum Cans Holdings, Ltd.                      94,000       11,776
*   China Animal Healthcare, Ltd.                        1,485,000      118,022
#   China Animation Characters Co., Ltd.                 2,856,000    1,050,584
#   China Aoyuan Property Group, Ltd.                    8,675,000    7,627,917
    China BlueChemical, Ltd. Class H                    12,095,122    4,351,029
*   China Chengtong Development Group, Ltd.                546,000       34,530
    China Cinda Asset Management Co., Ltd. Class H      37,638,000   15,898,953
    China CITIC Bank Corp., Ltd. Class H                13,407,607   11,007,507
#   China Coal Energy Co., Ltd. Class H                  9,643,168    4,976,214
    China Communications Construction Co., Ltd.
      Class H                                           12,222,387   14,553,032
    China Communications Services Corp., Ltd. Class H   12,729,327    8,063,717
    China Conch Venture Holdings, Ltd.                   2,170,500    6,071,596
    China Construction Bank Corp. Class H              243,058,302  279,048,293

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    China Datang Corp. Renewable Power Co., Ltd.
      Class H                                           11,874,000 $ 1,529,533
    China Distance Education Holdings, Ltd. ADR              2,400      23,184
    China Dongxiang Group Co., Ltd.                     19,579,888   3,979,435
#*  China Dynamics Holdings, Ltd.                        7,940,000     158,875
#   China Eastern Airlines Corp., Ltd. Class H           7,380,000   6,673,937
#   China Electronics Huada Technology Co., Ltd.         2,502,000     419,823
#   China Electronics Optics Valley Union Holding Co.,
      Ltd.                                               3,968,000     354,534
#*  China Energine International Holding, Ltd.           2,588,000     128,564
#   China Energy Engineering Corp., Ltd. Class H         2,056,000     388,956
*   China Environmental Technology and Bioenergy
      Holdings, Ltd.                                     3,420,000     107,680
    China Everbright Bank Co., Ltd. Class H             10,368,000   5,867,778
    China Everbright International, Ltd.                 8,479,000  12,912,685
    China Everbright, Ltd.                               6,538,896  16,087,976
#*  China Evergrande Group                              16,535,000  54,451,401
*   China Fiber Optic Network System Group, Ltd.         4,584,800      76,954
    China Financial Services Holdings, Ltd.              1,424,000     120,281
*   China Fire Safety Enterprise Group, Ltd.             3,220,000     160,194
#   China Foods, Ltd.                                    7,186,000   3,872,488
    China Galaxy Securities Co., Ltd. Class H            8,142,500   6,633,154
    China Gas Holdings, Ltd.                             7,434,000  21,702,681
*   China Glass Holdings, Ltd.                           4,226,000     430,732
#*  China Grand Pharmaceutical and Healthcare
      Holdings, Ltd. Class A                             1,972,000   1,236,639
    China Greenfresh Group Co., Ltd.                     2,053,000     340,814
#   China Greenland Broad Greenstate Group Co., Ltd.     5,416,000     845,989
#   China Hanking Holdings, Ltd.                         3,589,000     543,216
#*  China Harmony New Energy Auto Holding, Ltd.          5,013,000   3,676,981
#*  China High Precision Automation Group, Ltd.          1,360,000      39,769
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                               1,598,000   2,814,822
#   China Hongqiao Group, Ltd.                           7,359,500   9,383,147
*   China Household Holdings, Ltd.                       3,080,000      75,320
    China Huarong Asset Management Co., Ltd. Class H    10,633,000   5,364,521
#*  China Huishan Dairy Holdings Co., Ltd.               5,968,000       5,968
*   China Huiyuan Juice Group, Ltd.                      3,751,500   1,115,721
#   China International Capital Corp., Ltd. Class H        984,800   2,208,810
#   China International Marine Containers Group Co.,
      Ltd. Class H                                       1,207,200   2,484,659
*   China ITS Holdings Co., Ltd.                         2,795,096     171,181
    China Jinmao Holdings Group, Ltd.                   26,666,976  17,358,994
#   China Lesso Group Holdings, Ltd.                     7,194,000   5,605,709
#   China Life Insurance Co., Ltd. ADR                     881,250  14,769,750
    China Life Insurance Co., Ltd. Class H               1,838,000   6,188,911
    China Lilang, Ltd.                                   3,355,000   3,029,455
    China Lodging Group, Ltd. ADR                              965     144,258
*   China Longevity Group Co., Ltd.                        893,399      29,351
    China Longyuan Power Group Corp., Ltd. Class H      10,731,000   7,832,765
*   China LotSynergy Holdings, Ltd.                     13,040,000     293,342
    China Machinery Engineering Corp. Class H            4,545,000   2,979,599
#   China Maple Leaf Educational Systems, Ltd.           2,608,000   3,260,949
    China Medical System Holdings, Ltd.                  6,795,800  14,546,549
    China Meidong Auto Holdings, Ltd.                      346,000     123,709
    China Mengniu Dairy Co., Ltd.                        7,963,000  25,958,832
    China Merchants Bank Co., Ltd. Class H              11,360,146  55,463,934
    China Merchants Land, Ltd.                           8,880,000   1,744,357
    China Merchants Port Holdings Co., Ltd.              5,980,876  15,770,041

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    China Merchants Securities Co., Ltd. Class H           275,800 $    466,118
    China Minsheng Banking Corp., Ltd. Class H           7,470,800    8,521,596
*   China Minsheng Financial Holding Corp., Ltd.           450,000       16,040
    China Mobile, Ltd.                                  10,380,500  109,310,739
    China Mobile, Ltd. Sponsored ADR                     1,997,961  105,212,626
*   China Modern Dairy Holdings, Ltd.                      386,000       73,842
    China Molybdenum Co., Ltd. Class H                   8,742,000    6,707,353
    China National Building Material Co., Ltd. Class H  20,330,000   21,570,089
    China National Materials Co., Ltd. Class H           7,739,000    6,981,089
#*  China New Town Development Co., Ltd.                 6,821,177      270,275
#   China NT Pharma Group Co., Ltd.                      3,829,000      868,661
*   China Nuclear Energy Technology Corp., Ltd.            450,000       85,228
    China Oil & Gas Group, Ltd.                         28,520,000    2,870,368
    China Oilfield Services, Ltd. Class H                5,890,000    7,009,934
*   China Online Education Group ADR                           900       10,800
#   China Oriental Group Co., Ltd.                       1,890,000    1,469,112
#   China Overseas Grand Oceans Group, Ltd.              9,298,500    5,820,217
    China Overseas Land & Investment, Ltd.              12,834,033   49,632,683
    China Overseas Property Holdings, Ltd.              11,396,344    4,372,780
    China Pacific Insurance Group Co., Ltd. Class H      3,832,665   19,373,366
    China Petroleum & Chemical Corp. ADR                   211,889   18,402,542
    China Petroleum & Chemical Corp. Class H            65,522,400   56,638,587
    China Pioneer Pharma Holdings, Ltd.                  2,974,000      964,651
#   China Power Clean Energy Development Co., Ltd.       2,565,500    1,591,130
    China Power International Development, Ltd.         22,017,600    6,007,983
*   China Properties Group, Ltd.                         2,545,000      567,822
    China Railway Construction Corp., Ltd. Class H       8,946,187   10,862,474
    China Railway Group, Ltd. Class H                    8,144,000    6,237,477
    China Railway Signal & Communication Corp., Ltd.
      Class H                                            2,508,000    1,933,667
*   China Rare Earth Holdings, Ltd.                      9,036,399      658,322
    China Reinsurance Group Corp. Class H                4,458,000    1,047,024
    China Resources Beer Holdings Co., Ltd.              6,443,661   24,333,212
    China Resources Cement Holdings, Ltd.               12,544,946    9,437,528
    China Resources Gas Group, Ltd.                      4,574,000   15,061,884
    China Resources Land, Ltd.                          12,596,610   50,133,788
    China Resources Pharmaceutical Group, Ltd.              16,500       21,715
    China Resources Phoenix Healthcare Holdings Co.,
      Ltd.                                               1,091,000    1,577,199
    China Resources Power Holdings Co., Ltd.             6,500,820   11,986,577
#*  China Ruifeng Renewable Energy Holdings, Ltd.        4,172,000      352,043
*   China Rundong Auto Group, Ltd.                          85,000       36,176
*   China Saite Group Co., Ltd.                            516,000       35,381
    China Sanjiang Fine Chemicals Co., Ltd.              3,379,000    1,458,087
    China SCE Property Holdings, Ltd.                   13,938,400    7,491,319
#*  China Shengmu Organic Milk, Ltd.                     4,354,000      678,795
    China Shenhua Energy Co., Ltd. Class H              11,561,000   35,922,946
    China Shineway Pharmaceutical Group, Ltd.            1,895,000    2,332,533
    China Silver Group, Ltd.                             6,164,000    1,749,954
#   China Singyes Solar Technologies Holdings, Ltd.      4,089,159    1,669,680
#   China South City Holdings, Ltd.                     23,572,711    7,097,304
    China Southern Airlines Co., Ltd. Class H            7,798,000   10,157,009
#   China Southern Airlines Co., Ltd. Sponsored ADR         41,944    2,713,777
    China Starch Holdings, Ltd.                         11,570,000      470,728
#   China State Construction International Holdings,
      Ltd.                                              10,061,460   14,523,279

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    China Sunshine Paper Holdings Co., Ltd.                424,000 $   128,821
    China Suntien Green Energy Corp., Ltd. Class H       8,964,000   2,226,498
*   China Taifeng Beddings Holdings, Ltd.                1,662,000      43,023
    China Taiping Insurance Holdings Co., Ltd.           4,976,130  21,421,930
#   China Telecom Corp., Ltd. ADR                          136,139   6,757,940
    China Telecom Corp., Ltd. Class H                   11,994,000   5,940,284
#   China Tian Lun Gas Holdings, Ltd.                      870,000     677,007
    China Traditional Chinese Medicine Holdings Co.,
      Ltd.                                               8,580,000   5,644,029
    China Travel International Investment Hong Kong,
      Ltd.                                              15,013,892   5,532,355
*   China Unicom Hong Kong, Ltd.                        29,150,000  43,696,113
*   China Unicom Hong Kong, Ltd. ADR                     1,125,159  16,922,391
    China Vanke Co., Ltd. Class H                        5,762,100  28,066,770
#   China Vast Industrial Urban Development Co., Ltd.      357,000     181,005
#   China Water Affairs Group, Ltd.                      5,050,000   4,757,681
#*  China Water Industry Group, Ltd.                     4,104,000     870,639
    China Wood Optimization Holding, Ltd.                1,568,000     403,347
    China XLX Fertiliser, Ltd.                              83,000      37,805
#*  China Yurun Food Group, Ltd.                         9,355,000   1,385,021
    China ZhengTong Auto Services Holdings, Ltd.         3,885,500   3,940,832
#   China Zhongwang Holdings, Ltd.                      11,303,579   6,489,740
#   Chinasoft International, Ltd.                        8,382,000   5,910,283
    Chongqing Machinery & Electric Co., Ltd. Class H     7,739,962     818,857
    Chongqing Rural Commercial Bank Co., Ltd. Class H   17,804,000  16,081,607
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                     2,446,000     259,807
    Chu Kong Shipping Enterprise Group Co., Ltd.           166,000      43,799
#   CIFI Holdings Group Co., Ltd.                       19,224,000  16,515,307
#*  CIMC Enric Holdings, Ltd.                            2,578,000   2,830,002
*   CITIC Dameng Holdings, Ltd.                          1,382,000      91,720
#   CITIC Resources Holdings, Ltd.                      17,238,000   1,890,546
    CITIC Securities Co., Ltd. Class H                   4,526,500  12,002,919
    CITIC, Ltd.                                         10,039,567  15,800,474
#   Citychamp Watch & Jewellery Group, Ltd.              8,458,000   2,008,725
    Clear Media, Ltd.                                      279,000     250,770
    CNOOC, Ltd.                                          7,401,000  11,633,349
    CNOOC, Ltd. Sponsored ADR                              227,842  35,816,762
*   Coastal Greenland, Ltd.                              3,432,000     158,818
#   Cogobuy Group                                        2,198,000   1,325,348
#   Colour Life Services Group Co., Ltd.                 1,976,000   1,326,981
#   Comba Telecom Systems Holdings, Ltd.                 9,874,210   1,726,267
*   Comtec Solar Systems Group, Ltd.                     4,506,000     161,234
    Concord New Energy Group, Ltd.                      32,465,909   1,572,453
    Consun Pharmaceutical Group, Ltd.                    2,303,000   2,606,400
#*  Coolpad Group, Ltd.                                 26,384,000     527,680
*   COSCO SHIPPING Development Co., Ltd. Class H         7,454,300   1,657,679
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                            8,680,000   4,988,689
#*  COSCO SHIPPING Holdings Co., Ltd. Class H            6,179,000   3,648,137
#   COSCO SHIPPING International Hong Kong Co., Ltd.     2,258,000     947,711
    COSCO SHIPPING Ports, Ltd.                           9,647,253  10,081,156
*   Coslight Technology International Group Co., Ltd.    1,060,000     401,829
#   Cosmo Lady China Holdings Co., Ltd.                  3,611,000   1,419,632
    Country Garden Holdings Co., Ltd.                   20,311,660  43,629,209
    CP Pokphand Co., Ltd.                               25,607,658   2,027,263
#   CPMC Holdings, Ltd.                                  1,792,000   1,501,650

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   CRCC High-Tech Equipment Corp., Ltd. Class H         1,168,000 $   334,919
    CRRC Corp., Ltd. Class H                             6,316,324   6,242,639
    CSPC Pharmaceutical Group, Ltd.                     20,768,000  46,006,656
    CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H                                          32,000      50,560
#   CT Environmental Group, Ltd.                        16,416,000   3,184,622
#*  Ctrip.com International, Ltd. ADR                      507,420  23,737,108
#*  CWT International, Ltd.                             23,990,000   1,000,661
    Da Ming International Holdings, Ltd.                   112,000      44,492
*   DaChan Food Asia, Ltd.                               1,513,087     106,316
    Dah Chong Hong Holdings, Ltd.                        5,571,000   2,810,154
    Dali Foods Group Co., Ltd.                           7,369,500   7,224,495
    Dalian Port PDA Co., Ltd. Class H                    7,905,399   1,462,774
#*  Daphne International Holdings, Ltd.                  6,388,000     423,275
*   Datang International Power Generation Co., Ltd.
      Class H                                           10,094,000   3,325,568
#   Dawnrays Pharmaceutical Holdings, Ltd.               2,325,491   1,333,676
#*  DBA Telecommunication Asia Holdings, Ltd.            1,020,000       8,554
#*  Differ Group Holding Co., Ltd.                       5,880,000     457,935
#*  Digital China Holdings, Ltd.                         6,113,000   3,643,803
*   Dongfang Electric Corp., Ltd. Class H                1,207,600   1,151,914
    Dongfeng Motor Group Co., Ltd. Class H              10,862,000  14,144,917
#   Dongjiang Environmental Co., Ltd. Class H              978,395   1,385,772
    Dongyue Group, Ltd.                                  7,373,000   6,460,963
#   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                            2,318,000   1,308,896
#*  Dynasty Fine Wines Group, Ltd.                       1,708,000      58,952
    E-Commodities Holdings, Ltd.                           792,000      88,011
*   eHi Car Services, Ltd. Sponsored ADR                    25,972     306,210
    Embry Holdings, Ltd.                                   509,000     179,837
    ENN Energy Holdings, Ltd.                            2,561,000  19,786,944
    Essex Bio-technology, Ltd.                             150,000     107,342
    EVA Precision Industrial Holdings, Ltd.              5,166,516     781,218
#   Everbright Securities Co., Ltd. Class H                248,000     325,548
*   EverChina International Holdings Co., Ltd.          17,352,500     397,349
    Evergreen International Holdings, Ltd.                 744,000      61,716
#*  Fang Holdings, Ltd. ADR                                 69,777     364,236
    Fantasia Holdings Group Co., Ltd.                   13,466,519   2,468,102
    Far East Horizon, Ltd.                               5,803,000   6,238,917
*   Feiyu Technology International Co., Ltd.               994,500     119,306
#   First Tractor Co., Ltd. Class H                      1,592,000     674,856
*   Forgame Holdings, Ltd.                                 181,000     212,994
    Fosun International, Ltd.                            5,006,120  11,785,736
    Fu Shou Yuan International Group, Ltd.               6,700,000   6,003,576
    Fufeng Group, Ltd.                                   9,754,800   7,110,418
#*  Fuguiniao Co., Ltd. Class H                            782,600      72,781
#   Fullshare Holdings, Ltd.                            17,172,518   8,080,350
#   Future Land Development Holdings, Ltd.              14,000,000  13,705,373
#   Fuyao Glass Industry Group Co., Ltd. Class H         1,232,400   5,203,984
*   GCL-Poly Energy Holdings, Ltd.                      91,495,320  15,734,706
    Geely Automobile Holdings, Ltd.                     22,910,000  72,884,905
    Gemdale Properties & Investment Corp., Ltd.          1,946,000     284,686
#   Genscript Biotech Corp.                                848,000   3,089,402
    GF Securities Co., Ltd. Class H                      1,345,400   2,997,763
*   Glorious Property Holdings, Ltd.                    17,149,712   1,924,949
    Golden Eagle Retail Group, Ltd.                      2,993,000   3,794,296

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
*   Golden Meditech Holdings, Ltd.                          68,000 $    11,881
    Golden Throat Holdings Group Co., Ltd.                 931,500     213,677
    Goldlion Holdings, Ltd.                                881,866     354,131
#   Goldpac Group, Ltd.                                  1,488,000     424,507
#   GOME Retail Holdings, Ltd.                          74,038,660   9,379,347
    Good Friend International Holdings, Inc.               487,333     139,822
#*  Grand Baoxin Auto Group, Ltd.                        2,203,864     989,819
#   Great Wall Motor Co., Ltd. Class H                  11,866,750  14,420,712
#   Greatview Aseptic Packaging Co., Ltd.                5,666,000   4,060,505
    Greenland Hong Kong Holdings, Ltd.                   6,309,275   3,576,003
#   Greentown China Holdings, Ltd.                       4,493,500   7,838,544
    Greentown Service Group Co., Ltd.                       46,000      38,040
    Guangdong Investment, Ltd.                           9,950,000  14,793,283
*   Guangdong Land Holdings, Ltd.                        3,385,361     767,347
    Guangdong Yueyun Transportation Co., Ltd. Class H    1,377,000     904,923
#   Guangshen Railway Co., Ltd. Class H                  2,438,000   1,628,643
    Guangshen Railway Co., Ltd. Sponsored ADR               68,574   2,281,457
    Guangzhou Automobile Group Co., Ltd. Class H         2,730,350   6,153,967
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                         672,000   1,964,927
    Guangzhou R&F Properties Co., Ltd. Class H           8,256,332  23,107,211
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                            3,279,000     234,365
    Guolian Securities Co., Ltd. Class H                   271,500     128,183
#   Guorui Properties, Ltd.                                616,000     183,172
*   Haichang Ocean Park Holdings, Ltd.                   2,076,000     517,329
    Haier Electronics Group Co., Ltd.                    4,827,000  16,478,316
*   Hailiang Education Group, Inc. ADR                       2,628     122,465
    Haitian International Holdings, Ltd.                 3,533,000  11,092,873
    Haitong Securities Co., Ltd. Class H                 7,057,200  11,496,369
*   Hanergy Thin Film Power Group, Ltd.                 37,310,000     200,156
*   Harbin Bank Co., Ltd. Class H                          497,000     164,196
#   Harbin Electric Co., Ltd. Class H                    4,702,587   1,970,553
#   Harmonicare Medical Holdings, Ltd.                     898,000     326,079
#   HC International, Inc.                               1,071,000     801,923
#*  Health and Happiness H&H International Holdings,
      Ltd.                                               1,752,000  12,332,353
    Henderson Investment, Ltd.                             660,000      56,592
    Hengan International Group Co., Ltd.                 3,543,622  33,950,611
    Hengdeli Holdings, Ltd.                             16,008,800     886,180
#*  Hi Sun Technology China, Ltd.                        5,169,000   1,053,111
    Hilong Holding, Ltd.                                 4,871,000   1,010,002
    Hisense Kelon Electrical Holdings Co., Ltd. Class H  1,132,000   1,548,836
    HKC Holdings, Ltd.                                   1,009,088     752,096
    HNA Infrastructure Co., Ltd. Class H                   629,000     627,993
*   Honghua Group, Ltd.                                 13,508,000   1,650,946
    Honworld Group, Ltd.                                   478,000     233,665
    Hopefluent Group Holdings, Ltd.                        969,973     501,871
    Hopewell Highway Infrastructure, Ltd.                3,821,028   2,342,837
#   Hopson Development Holdings, Ltd.                    4,530,000   4,757,622
#   HOSA International, Ltd.                             1,776,000     641,839
#*  Hua Han Health Industry Holdings, Ltd.              22,424,041   1,139,455
    Hua Hong Semiconductor, Ltd.                           740,000   1,473,995
    Huadian Fuxin Energy Corp., Ltd. Class H            12,930,000   3,398,673
#   Huadian Power International Corp., Ltd. Class H      5,996,000   2,276,410
    Huaneng Power International, Inc. Class H            4,942,000   3,178,837

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#   Huaneng Power International, Inc. Sponsored ADR        105,617 $  2,720,694
    Huaneng Renewables Corp., Ltd. Class H              32,780,000   11,329,410
    Huatai Securities Co., Ltd. Class H                  2,286,000    5,169,126
    Huaxi Holdings Co., Ltd.                                40,000       13,748
    Huazhang Technology Holding, Ltd.                      174,000       94,846
    Huazhong In Vehicle Holdings Co.,ltd.                   32,000        3,641
#   Huishang Bank Corp., Ltd. Class H                    2,374,000    1,310,653
#*  Hydoo International Holding, Ltd.                      304,000       27,313
*   IMAX China Holding, Inc.                               782,800    2,015,082
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          185,963,725  175,171,807
#   Inner Mongolia Yitai Coal Co., Ltd. Class H             40,100       59,996
*   JD.com, Inc. ADR                                       404,138   19,895,714
#   Jiangnan Group, Ltd.                                 9,912,000      708,776
    Jiangsu Expressway Co., Ltd. Class H                 4,124,000    6,343,189
    Jiangxi Copper Co., Ltd. Class H                     4,831,000    8,161,696
*   Jiayuan International Group, Ltd.                      498,000      496,196
#*  Jinchuan Group International Resources Co., Ltd.     1,630,000      305,148
#*  JinkoSolar Holding Co., Ltd. ADR                       170,407    3,786,444
    JNBY Design, Ltd.                                      114,500      172,829
    Joy City Property, Ltd.                              6,932,000    1,194,461
    Ju Teng International Holdings, Ltd.                 5,954,090    1,703,010
*   Jutal Offshore Oil Services, Ltd.                        8,000        2,432
    K Wah International Holdings, Ltd.                   3,008,064    2,158,058
*   Kai Yuan Holdings, Ltd.                             16,790,000      104,159
*   Kaisa Group Holdings, Ltd.                          14,315,684    9,069,120
    Kangda International Environmental Co., Ltd.         2,805,000      595,751
*   Kasen International Holdings, Ltd.                   3,492,000      616,084
    Kingboard Chemical Holdings, Ltd.                    4,804,666   26,289,823
    Kingboard Laminates Holdings, Ltd.                   6,378,984   11,205,804
#*  Kingdee International Software Group Co., Ltd.       7,745,600    5,037,945
#   Kingsoft Corp., Ltd.                                 1,886,000    6,435,535
*   Kong Sun Holdings, Ltd.                                575,000       19,749
#*  Koradior Holdings, Ltd.                                630,000      651,530
#*  KuangChi Science, Ltd.                               1,775,000      512,310
    Kunlun Energy Co., Ltd.                             18,306,000   18,158,862
    KWG Property Holding, Ltd.(B1YBF00)                  8,997,144   15,161,382
    KWG Property Holding, Ltd.(BP3RW40)                    263,500      444,032
*   Labixiaoxin Snacks Group, Ltd.                       1,901,000      109,852
    Lai Fung Holdings, Ltd.                                540,033      900,375
    Le Saunda Holdings, Ltd.                             1,385,800      241,567
    Lee & Man Chemical Co., Ltd.                           821,339      655,431
    Lee & Man Paper Manufacturing, Ltd.                  9,789,200   11,496,261
    Lee's Pharmaceutical Holdings, Ltd.                    805,500    1,339,879
    Legend Holdings Corp. Class H                           80,200      289,733
#   Lenovo Group, Ltd.                                  41,860,000   24,096,851
    Leoch International Technology, Ltd.                 2,461,000      433,318
#*  Leyou Technologies Holdings, Ltd.                   11,370,000    2,482,118
*   Li Ning Co., Ltd.                                    4,291,083    3,451,350
#*  Lianhua Supermarket Holdings Co., Ltd. Class H       2,268,200      804,876
#*  Lifestyle China Group, Ltd.                            287,500       85,536
#*  Lifetech Scientific Corp.                           10,750,000    2,833,845
*   Lisi Group Holdings, Ltd.                              244,000       38,826
    Livzon Pharmaceutical Group, Inc. Class H              300,460    2,475,637

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   Logan Property Holdings Co., Ltd.                    9,208,000 $ 13,975,942
    Longfor Properties Co., Ltd.                         6,874,500   22,434,198
#*  LongiTech Smart Energy Holding, Ltd.                   293,000       80,353
    Lonking Holdings, Ltd.                              10,694,000    4,767,346
#   Luye Pharma Group, Ltd.                              4,993,000    4,450,614
*   Maanshan Iron & Steel Co., Ltd. Class H              9,620,000    5,156,000
    Maoye International Holdings, Ltd.                   7,164,000      745,260
    Metallurgical Corp. of China, Ltd. Class H           5,209,000    1,653,184
*   MIE Holdings Corp.                                   6,766,000      465,482
#   MIN XIN Holdings, Ltd.                                 720,000      513,053
#*  Mingfa Group International Co., Ltd.                 4,986,000       71,705
*   Mingyuan Medicare Development Co., Ltd.              4,480,000       24,683
#   Minmetals Land, Ltd.                                 7,655,644    1,415,112
    Minth Group, Ltd.                                    3,947,000   22,225,926
*   MMG, Ltd.                                           18,453,999   13,484,773
    MOBI Development Co., Ltd.                             123,000       18,526
    Mobile Internet China Holding, Ltd.                  1,780,000      466,207
    Modern Land China Co., Ltd.                          1,122,000      281,314
#*  Momo, Inc. Sponsored ADR                               390,296   12,306,033
#*  Munsun Capital Group, Ltd.                          48,773,682      436,476
#   Nan Hai Corp., Ltd.                                 32,350,000      965,436
#*  National Agricultural Holdings, Ltd.                 1,450,000       41,354
*   Nature Home Holding Co., Ltd.                          654,000       84,339
#   NetEase, Inc. ADR                                      246,761   79,003,002
    New China Life Insurance Co., Ltd. Class H           1,092,700    7,090,495
    New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                        184,891   17,026,612
#*  New Provenance Everlasting Holdings, Ltd.            1,710,000       32,299
*   New World Department Store China, Ltd.               3,019,538      704,875
    Nexteer Automotive Group, Ltd.                       6,663,000   14,187,660
    Nine Dragons Paper Holdings, Ltd.                   10,435,000   16,189,632
#*  Noah Holdings, Ltd. Sponsored ADR                      102,439    5,061,511
#*  North Mining Shares Co., Ltd.                       34,850,000      729,312
#*  NQ Mobile, Inc. Class A ADR                            206,737      700,838
    NVC Lighting Holdings, Ltd.                          7,514,000      719,764
#*  O-Net Technologies Group, Ltd.                       1,534,000    1,037,813
#*  Ourgame International Holdings, Ltd.                 1,323,000      467,358
    Overseas Chinese Town Asia Holdings, Ltd.              883,817      421,133
#*  Ozner Water International Holding, Ltd.              1,549,000      493,177
#   Pacific Online, Ltd.                                 2,443,195      418,328
#*  Panda Green Energy Group, Ltd.                       1,812,000      212,950
    Parkson Retail Group, Ltd.                           7,452,500    1,062,632
#   PAX Global Technology, Ltd.                          5,879,000    2,852,471
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                           18,050,000   10,284,424
#   PetroChina Co., Ltd. ADR                               217,878   17,216,720
    PetroChina Co., Ltd. Class H                        50,486,000   39,843,884
*   Phoenix New Media, Ltd. ADR                             27,329      180,645
    Phoenix Satellite Television Holdings, Ltd.          5,210,000      718,592
    PICC Property & Casualty Co., Ltd. Class H           8,680,932   17,958,899
    Ping An Insurance Group Co. of China, Ltd. Class H  17,734,000  208,870,778
    Poly Culture Group Corp., Ltd. Class H                 535,700    1,058,675
*   Poly Property Group Co., Ltd.                       13,062,068    7,218,457
#   Pou Sheng International Holdings, Ltd.               9,288,609    2,322,906
#   Powerlong Real Estate Holdings, Ltd.                 8,510,715    4,613,463

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
*   Prosperity International Holdings HK, Ltd.           13,780,000 $   153,424
#*  PW Medtech Group, Ltd.                                4,106,000     827,852
#   Q Technology Group Co., Ltd.                          2,511,000   3,414,985
    Qingdao Port International Co., Ltd. Class H          1,934,000   1,425,442
    Qingling Motors Co., Ltd. Class H                     3,530,000   1,188,045
#   Qinhuangdao Port Co., Ltd. Class H                    1,713,500     562,779
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                328,724      92,641
    Qunxing Paper Holdings Co., Ltd.                        854,211      41,277
*   Real Gold Mining, Ltd.                                  640,000      21,517
*   Real Nutriceutical Group, Ltd.                        1,270,000      46,213
    Red Star Macalline Group Corp., Ltd. Class H          1,011,000   1,334,582
#   Redco Group                                           3,824,000   1,737,367
#*  Renhe Commercial Holdings Co., Ltd.                 106,400,615   2,771,695
#*  Renren, Inc. ADR                                          2,700      27,351
#*  REXLot Holdings, Ltd.                                66,493,724     474,946
    Road King Infrastructure, Ltd.                        2,175,000   4,464,906
#*  Ronshine China Holdings, Ltd.                           590,500     869,831
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                                6,259,500   1,896,878
*   Scud Group, Ltd.                                      1,110,000      27,670
#   Seaspan Corp.                                           335,226   2,386,809
#*  Semiconductor Manufacturing International Corp.      15,392,696  22,152,217
#*  Semiconductor Manufacturing International Corp. ADR     173,964   1,261,239
#   Shandong Chenming Paper Holdings, Ltd. Class H        1,772,022   3,142,216
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                             7,884,000   5,839,884
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H        774,000     853,576
#   Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                  20,056,000   1,380,608
#*  Shanghai Electric Group Co., Ltd. Class H             7,110,000   2,887,322
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                               653,500   3,797,377
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                               390,000     325,309
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                        1,470,000     721,530
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                                46,600     261,404
    Shanghai Industrial Holdings, Ltd.                    3,376,000   9,862,789
    Shanghai Industrial Urban Development Group, Ltd. 11,741,025 3,152,720 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                        9,648,000   4,085,628
#   Shanghai La Chapelle Fashion Co., Ltd. Class H           57,800      66,493
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H    2,267,200   5,923,803
    Shanghai Prime Machinery Co., Ltd. Class H            4,454,000     977,608
*   Shanghai Zendai Property, Ltd.                        7,135,000     156,613
    Sheen Tai Holdings Grp Co., Ltd.                      1,060,000      37,142
#   Shengjing Bank Co., Ltd. Class H                        494,500     403,814
*   Shengli Oil & Gas Pipe Holdings, Ltd.                 6,090,000     253,137
    Shenguan Holdings Group, Ltd.                         6,774,000     323,897
    Shenzhen Expressway Co., Ltd. Class H                 3,724,000   3,906,143
    Shenzhen International Holdings, Ltd.                 6,172,012  12,478,345
    Shenzhen Investment, Ltd.                            21,741,942   9,692,498
#   Shenzhou International Group Holdings, Ltd.           2,158,000  22,222,639
    Shimao Property Holdings, Ltd.                        9,967,183  29,576,415
*   Shougang Concord International Enterprises Co.,
      Ltd.                                               51,088,200   1,471,658
    Shougang Fushan Resources Group, Ltd.                17,100,461   4,146,220
    Shui On Land, Ltd.                                   29,316,776  10,168,973
#*  Shunfeng International Clean Energy, Ltd.            11,502,000     564,557
#   Sichuan Expressway Co., Ltd. Class H                  4,852,000   1,910,773
    Sihuan Pharmaceutical Holdings Group, Ltd.           24,270,000   9,318,366

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
*   Silver Grant International Industries, Ltd.          5,666,000 $  1,086,600
    SIM Technology Group, Ltd.                           5,367,000      277,728
    Sino Biopharmaceutical, Ltd.                        21,799,998   39,988,968
    Sino Harbour Holdings Group, Ltd.                      184,000       13,342
#*  Sino Oil And Gas Holdings, Ltd.                     65,702,234      503,216
*   Sino-I Technology, Ltd.                              5,320,000       54,327
    Sino-Ocean Group Holding, Ltd.                      20,387,462   16,831,482
#*  Sinofert Holdings, Ltd.                             14,612,673    2,272,022
#*  Sinolink Worldwide Holdings, Ltd.                    9,619,492    1,313,506
#*  SinoMedia Holding, Ltd.                              1,167,258      270,833
    Sinopec Engineering Group Co., Ltd. Class H          3,766,000    4,055,822
    Sinopec Kantons Holdings, Ltd.                       6,256,000    3,986,265
#*  Sinopec Oilfield Service Corp. Class H               3,532,000      630,648
    Sinopec Shanghai Petrochemical Co., Ltd. Class H 16,637,000 10,158,065 Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR                                                   31,247    1,930,409
    Sinopharm Group Co., Ltd. Class H                    5,323,200   23,458,862
#   Sinosoft Technology Group, Ltd.                      4,889,400    1,426,402
#   Sinotrans Shipping, Ltd.                             9,719,000    3,047,994
    Sinotrans, Ltd. Class H                             12,850,000    7,794,001
#   Sinotruk Hong Kong, Ltd.                             4,696,000    6,176,893
*   Skyfame Realty Holdings, Ltd.                        5,294,000    2,608,601
#   Skyworth Digital Holdings, Ltd.                     14,102,811    6,909,742
#   SMI Holdings Group, Ltd.                             4,660,799    2,391,202
    SOHO China, Ltd.                                    15,502,339    9,194,028
*   Sohu.com, Inc.                                         110,251    4,245,766
#*  Sparkle Roll Group, Ltd.                             6,264,000      600,058
    Springland International Holdings, Ltd.              2,491,000      564,316
#*  SPT Energy Group, Inc.                               2,996,000      359,257
*   SRE Group, Ltd.                                     16,829,714      460,896
    SSY Group, Ltd.                                     15,404,506   11,274,974
#*  Starrise Media Holdings, Ltd.                          510,000       45,032
    Suchuang Gas Corp., Ltd.                               254,000       98,088
    Sun Art Retail Group, Ltd.                          11,848,000   16,045,279
    Sun King Power Electronics Group                     2,018,000      419,737
#   Sunac China Holdings, Ltd.                           3,154,000   15,053,102
    Sunny Optical Technology Group Co., Ltd.             3,119,000   42,991,421
*   Sunshine 100 China Holdings, Ltd.                      128,000       53,571
*   Superb Summit International Group, Ltd.              1,350,000       47,251
    Symphony Holdings, Ltd.                              5,330,000      672,975
    TAL Education Group ADR                                649,797   21,163,888
#   Tarena International, Inc. ADR                          93,520    1,251,298
#*  Taung Gold International, Ltd.                      23,960,000      171,057
#   TCL Multimedia Technology Holdings, Ltd.             3,706,934    1,755,036
*   Tech Pro Technology Development, Ltd.               37,652,000      327,298
#*  Technovator International, Ltd.                      2,848,000      784,239
    Ten Pao Group Holdings, Ltd.                            60,000       10,697
    Tencent Holdings, Ltd.                              10,436,500  616,666,019
    Tenfu Cayman Holdings Co Ltd                           101,000       46,779
#   Tenwow International Holdings, Ltd.                  2,756,000      581,556
*   Tesson Holdings, Ltd.                                   87,000       13,341
    Texhong Textile Group, Ltd.                          2,225,500    3,129,792
*   Tian An China Investment Co., Ltd.                   1,111,357      772,813
    Tian Ge Interactive Holdings, Ltd.                     275,000      246,021

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   Tian Shan Development Holdings, Ltd.                 1,392,000 $   477,029
    Tiande Chemical Holdings, Ltd.                         336,000      68,921
#   Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H                                  1,148,000     689,176
    Tianjin Development Holdings, Ltd.                   2,405,800   1,172,741
    Tianjin Port Development Holdings, Ltd.             12,649,200   1,954,899
    Tianneng Power International, Ltd.                   6,583,952   6,504,136
    Tianyi Summi Holdings, Ltd.                          3,252,000     390,773
    Tianyun International Holdings, Ltd.                   410,000      73,631
#*  Tibet Water Resources, Ltd.                          6,375,000   2,764,352
    Tingyi Cayman Islands Holding Corp.                 10,016,000  20,830,969
    Tomson Group, Ltd.                                   1,513,670     748,038
#   Tong Ren Tang Technologies Co., Ltd. Class H         3,256,000   5,202,386
#   Tongda Group Holdings, Ltd.                         23,960,000   5,415,294
    Tonly Electronics Holdings, Ltd.                       403,080     484,233
    Top Spring International Holdings, Ltd.                166,500      79,900
*   Tou Rong Chang Fu Group, Ltd.                        5,680,000      84,178
    Towngas China Co., Ltd.                              5,894,728   4,936,263
    TPV Technology, Ltd.                                 5,768,578     816,912
    Travelsky Technology, Ltd. Class H                   3,361,938  10,493,070
    Trigiant Group, Ltd.                                 3,988,000     538,370
*   Trony Solar Holdings Co., Ltd.                       2,133,000      32,175
#   Truly International Holdings, Ltd.                   9,951,000   3,378,374
    Tsaker Chemical Group, Ltd.                            137,000      71,828
    Tsingtao Brewery Co., Ltd. Class H                     646,000   3,596,839
*   Tuniu Corp. Sponsored ADR                               27,843     226,364
    Uni-President China Holdings, Ltd.                   6,032,308   5,531,720
#   United Energy Group, Ltd.                           25,111,100   1,959,758
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                 2,421,000   2,258,822
#*  V1 Group, Ltd.                                      15,978,600     459,031
#   Vinda International Holdings, Ltd.                     299,000     559,567
*   Vipshop Holdings, Ltd. ADR                           1,781,352  29,445,749
    Wanguo International Mining Group, Ltd.                192,000      46,858
    Want Want China Holdings, Ltd.                      27,604,000  24,327,714
#   Wasion Group Holdings, Ltd.                          3,692,000   2,065,508
*   Weibo Corp. Sponsored ADR                               68,155   8,830,843
    Weichai Power Co., Ltd. Class H                     10,122,120  12,626,524
    Weiqiao Textile Co. Class H                          2,926,000   1,745,860
    Welling Holding, Ltd.                                6,504,000   1,690,391
*   West China Cement, Ltd.                             15,132,000   2,599,126
    Wisdom Sports Group                                    683,000      87,135
*   Wuzhou International Holdings, Ltd.                    762,000      84,530
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                               1,021,000   1,947,186
#   Xiamen International Port Co., Ltd. Class H          6,611,338   1,309,466
*   Xinchen China Power Holdings, Ltd.                   2,326,000     323,790
    Xingda International Holdings, Ltd.                  6,952,831   2,763,695
*   Xingfa Aluminium Holdings, Ltd.                         98,000      65,602
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                            1,874,000   1,523,596
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                            2,754,440   4,793,327
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H    4,121,000     625,041
*   Xinming China Holdings, Ltd.                            70,000      10,973
    Xinyi Solar Holdings, Ltd.                          23,236,000  10,677,118
    Xinyuan Real Estate Co., Ltd. ADR                        2,900      21,257
#   XTEP International Holdings, Ltd.                    4,798,000   2,172,054

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
#*  Xunlei, Ltd. ADR                                       9,872 $      151,338
#   Yadea Group Holdings, Ltd.                           700,000        224,822
*   Yanchang Petroleum International, Ltd.            21,950,000        308,445
#   Yangtze Optical Fibre and Cable Joint Stock,
      Ltd. Co. Class H                                   978,000      4,519,776
#   Yanzhou Coal Mining Co., Ltd. Class H              6,244,000     10,859,878
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR            3,028         52,506
#*  Yashili International Holdings, Ltd.               2,763,000        537,428
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                            229,600        940,930
    Yida China Holdings, Ltd.                            612,000        223,966
    Yihai International Holding, Ltd.                     11,000         14,195
    Yip's Chemical Holdings, Ltd.                      1,348,000        498,450
#   Yirendai, Ltd. ADR                                   146,597      5,925,451
#*  Youyuan International Holdings, Ltd.               2,489,760        960,791
*   Yuanda China Holdings, Ltd.                        4,574,000         81,904
    Yuexiu Property Co., Ltd.                         46,663,784     10,005,090
#   Yuexiu Transport Infrastructure, Ltd.              3,507,415      2,573,936
    Yum China Holdings, Inc.                             217,235     10,077,532
#   Yunnan Water Investment Co., Ltd. Class H            629,000        263,211
    Yuzhou Properties Co., Ltd.                       14,439,800     10,647,823
*   YY, Inc. ADR                                         234,581     31,189,890
#   Zhaojin Mining Industry Co., Ltd. Class H          4,937,666      4,205,447
    Zhejiang Expressway Co., Ltd. Class H              5,606,000      6,620,443
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                          1,178,000        661,837
#*  Zhong An Real Estate, Ltd.                        11,231,888      1,103,179
    Zhongsheng Group Holdings, Ltd.                    5,111,500     12,810,340
#*  Zhongyu Gas Holdings, Ltd.                           478,000        489,869
*   Zhuguang Holdings Group Co., Ltd.                    556,000         78,681
    Zhuhai Holdings Investment Group, Ltd.               956,000        141,491
    Zhuzhou CRRC Times Electric Co., Ltd. Class H      1,578,250      8,730,099
    Zijin Mining Group Co., Ltd. Class H              27,372,000     13,799,692
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                5,860,400      2,557,254
#*  ZTE Corp. Class H                                  1,060,192      3,847,189
                                                                 --------------
TOTAL CHINA                                                       5,353,813,678
                                                                 --------------
COLOMBIA -- (0.3%)
    Almacenes Exito SA                                 1,507,765      9,499,255
    Banco de Bogota SA                                    80,840      1,899,943
    Bancolombia SA                                       741,275      8,494,118
#   Bancolombia SA Sponsored ADR                         338,076     15,534,592
    Bolsa de Valores de Colombia                       5,607,933         52,957
    Celsia SA ESP                                        896,667      1,478,650
    Cementos Argos SA                                  1,387,345      5,523,970
*   Cemex Latam Holdings SA                            1,123,424      4,322,696
    Constructora Conconcreto SA                           19,345          6,816
    Corp. Financiera Colombiana SA                       243,167      2,303,150
    Ecopetrol SA                                      21,604,701     20,249,685
#   Ecopetrol SA Sponsored ADR                           417,332      7,875,055
*   Empresa de Telecomunicaciones de Bogota            2,479,407        413,235
    Grupo Argos SA                                       221,557      1,611,326
    Grupo Aval Acciones y Valores SA                     135,832      1,236,071
    Grupo de Inversiones Suramericana SA                 447,640      6,328,171
    Grupo Energia Bogota SA ESP                        3,672,774      2,627,112

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
COLOMBIA -- (Continued)
    Grupo Nutresa SA                                      423,483 $  4,034,884
    Interconexion Electrica SA ESP                      2,136,337   10,764,508
    Mineros SA                                             17,511       15,117
*   Odinsa SA                                               5,135       15,289
                                                                  ------------
TOTAL COLOMBIA                                                     104,286,600
                                                                  ------------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S.                                              979,720   25,093,366
*   Fortuna Entertainment Group NV                         82,351      727,802
    Komercni banka A.S.                                   177,943    8,171,923
    Moneta Money Bank A.S.                                174,268      723,306
    O2 Czech Republic A.S.                                290,758    4,054,080
    Philip Morris CR A.S.                                   3,340    2,775,937
    Unipetrol A.S.                                        306,728    5,517,766
                                                                  ------------
TOTAL CZECH REPUBLIC                                                47,064,180
                                                                  ------------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E.
#     GDR(5668287)                                      3,062,705   13,905,652
    Commercial International Bank Egypt S.A.E.
      GDR(201712205)                                      209,466      950,976
    Egyptian Financial Group-Hermes Holding Co.
      GDR(268425402)                                       33,338       77,677
    Egyptian Financial Group-Hermes Holding Co.
      GDR(710232901)                                       15,197       35,358
                                                                  ------------
TOTAL EGYPT                                                         14,969,663
                                                                  ------------
GREECE -- (0.3%)
    Aegean Airlines SA                                    191,529    2,180,398
*   Alpha Bank AE                                         187,531      456,284
    Athens Water Supply & Sewage Co. SA (The)              93,921      796,721
*   Ellaktor SA                                           139,123      324,101
*   Eurobank Ergasias SA                                   23,073       25,720
*   FF Group                                              156,853    3,760,880
    Fourlis Holdings SA                                   155,827    1,138,892
*   GEK Terna Holding Real Estate Construction SA         246,078    1,649,897
    Hellenic Exchanges - Athens Stock Exchange SA         391,706    2,794,623
    Hellenic Petroleum SA                                 487,671    5,323,940
    Hellenic Telecommunications Organization SA         1,054,511   16,536,243
*   HOLDING Co. ADMIE IPTO SA                             525,419    1,371,874
*   Intracom Holdings SA                                  321,392      372,289
*   Intralot SA-Integrated Lottery Systems & Services     726,755    1,302,168
    JUMBO SA                                              470,477    9,293,787
*   Lamda Development SA                                   40,956      366,173
*   Marfin Investment Group Holdings SA                 4,779,275      983,761
    Motor Oil Hellas Corinth Refineries SA                275,658    6,889,440
*   Mytilineos Holdings SA                                308,236    3,864,685
*   National Bank of Greece SA                            131,932       55,787
    OPAP SA                                               705,709    9,456,544
*   Piraeus Bank SA                                         3,555       15,995
    Piraeus Port Authority SA                              17,126      362,292
*   Public Power Corp. SA                                 525,419    2,074,607
    Sarantis SA                                             5,137       96,011
    Terna Energy SA                                       163,037      998,517

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GREECE -- (Continued)
    Titan Cement Co. SA                                    244,035 $  7,489,385
                                                                   ------------
TOTAL GREECE                                                         79,981,014
                                                                   ------------
HUNGARY -- (0.4%)
*   CIG Pannonia Life Insurance P.L.C. Class A               5,747        9,876
    Magyar Telekom Telecommunications P.L.C.             3,898,671    7,283,948
    Magyar Telekom Telecommunications P.L.C. Sponsored
#     ADR                                                   36,206      341,060
    MOL Hungarian Oil & Gas P.L.C.                       3,418,200   41,750,802
    OTP Bank P.L.C.                                      1,250,212   57,927,486
    Richter Gedeon Nyrt                                    530,386   13,615,013
                                                                   ------------
TOTAL HUNGARY                                                       120,928,185
                                                                   ------------
INDIA -- (12.2%)
*   3M India, Ltd.                                           7,463    2,202,398
*   5Paisa Capital, Ltd.                                    43,141      197,381
    8K Miles Software Services, Ltd.                        59,114      688,096
    Aarti Drugs, Ltd.                                       12,110      119,465
    Aarti Industries                                       228,074    3,810,411
*   Aban Offshore, Ltd.                                    350,910    1,161,776
    ABB India, Ltd.                                        122,480    3,184,218
    Abbott India, Ltd.                                       7,680      677,511
    ACC, Ltd.                                              270,666    7,294,649
    Accelya Kale Solutions, Ltd.                             1,654       37,462
    Action Construction Equipment, Ltd.                    165,096      445,472
    Adani Enterprises, Ltd.                              2,599,564    8,658,727
    Adani Ports & Special Economic Zone, Ltd.            3,982,844   26,724,722
*   Adani Power, Ltd.                                   10,216,014    5,851,969
*   Adani Transmissions, Ltd.                            1,861,612    6,083,012
*   Aditya Birla Capital, Ltd.                           1,542,989    4,131,947
*   Aditya Birla Fashion and Retail, Ltd.                1,834,931    4,720,916
    Aegis Logistics, Ltd.                                  727,985    2,829,788
    Agro Tech Foods, Ltd.                                   36,698      375,102
*   Ahluwalia Contracts India Ltd.                          16,667       92,112
    AIA Engineering, Ltd.                                  218,476    5,250,362
    Ajanta Pharma, Ltd.                                    280,010    6,383,523
    Akzo Nobel India, Ltd.                                  83,945    2,406,371
    Alembic Pharmaceuticals, Ltd.                          473,908    4,194,487
    Alembic, Ltd.                                          896,050      915,736
    Alkem Laboratories, Ltd.                                14,240      492,677
    Alkyl Amines Chemicals                                   4,711       51,879
*   Allahabad Bank                                       2,162,460    2,261,987
    Allcargo Logistics, Ltd.                               476,499    1,442,079
    Amara Raja Batteries, Ltd.                             444,759    5,619,106
    Ambuja Cements, Ltd.                                 2,368,341    9,772,797
*   Amtek Auto, Ltd.                                       876,612      356,094
    Anant Raj, Ltd.                                      1,367,366    1,421,094
*   Andhra Bank                                          2,362,929    1,946,018
    Andhra Sugars, Ltd. (The)                                3,048       29,868
    Apar Industries, Ltd.                                  120,060    1,385,073
    APL Apollo Tubes, Ltd.                                  32,815    1,105,441
    Apollo Hospitals Enterprise, Ltd.                      380,092    6,933,220
    Apollo Tyres, Ltd.                                   3,227,711   12,909,952

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
    Arcotech, Ltd.                                         102,660 $    76,803
    Arvind, Ltd.                                         1,747,322  11,294,051
    Asahi India Glass, Ltd.                                339,731   1,854,625
    Ashiana Housing, Ltd.                                   75,980     238,065
    Ashok Leyland, Ltd.                                 11,336,900  22,434,343
    Ashoka Buildcon, Ltd.                                  366,821   1,313,890
    Asian Granito India, Ltd.                               24,842     215,232
    Asian Paints, Ltd.                                   1,411,925  25,118,334
    Astra Microwave Products, Ltd.                          90,438     162,484
    Astral Polytechnik, Ltd.                               153,964   1,926,816
*   AstraZeneca Pharma India, Ltd.                           2,550      45,635
    Atul, Ltd.                                             113,447   4,850,405
    Aurobindo Pharma, Ltd.                               2,432,389  24,138,070
    Automotive Axles, Ltd.                                  18,230     449,373
    Avanti Feeds, Ltd.                                      49,698   1,733,156
    Axis Bank, Ltd.                                      4,039,015  37,642,779
    Bajaj Auto, Ltd.                                       479,709  25,085,169
    Bajaj Corp., Ltd.                                      452,997   3,475,013
    Bajaj Electricals, Ltd.                                336,882   2,571,671
    Bajaj Finance, Ltd.                                    648,470  17,057,928
    Bajaj Finserv, Ltd.                                    273,180  20,535,016
*   Bajaj Hindusthan Sugar, Ltd.                         4,864,854   1,082,971
    Bajaj Holdings & Investment, Ltd.                      186,575   8,228,485
    Balaji Amines, Ltd.                                     50,241     517,691
    Balaji Telefilms, Ltd.                                  66,001     155,812
    Balkrishna Industries, Ltd.                            663,266  11,872,404
*   Ballarpur Industries, Ltd.                           1,584,270     391,350
    Balmer Lawrie & Co., Ltd.                              422,064   1,586,442
    Balrampur Chini Mills, Ltd.                          1,857,289   3,557,812
    Banco Products India, Ltd.                              67,881     246,691
    Bank of Baroda                                       3,271,162   8,026,747
*   Bank of India                                        2,101,290   5,165,765
*   Bank Of Maharashtra                                    665,140     207,666
    Bannari Amman Sugars, Ltd.                               3,050      87,984
    BASF India, Ltd.                                        54,296   1,805,036
    Bata India, Ltd.                                       262,044   2,901,503
    Bayer CropScience, Ltd.                                  1,393      99,688
    BEML, Ltd.                                             125,184   2,847,481
    Berger Paints India, Ltd.                            1,745,701   6,859,534
*   BF Utilities, Ltd.                                      94,156     713,076
*   BGR Energy Systems, Ltd.                               131,573     273,718
    Bhansali Engineering Polymers, Ltd.                    658,343   1,745,714
    Bharat Electronics, Ltd.                             2,359,811   6,257,270
*   Bharat Financial Inclusion, Ltd.                       409,307   6,722,111
    Bharat Forge, Ltd.                                   1,843,886  20,838,940
    Bharat Heavy Electricals, Ltd.                       5,640,603   8,836,708
    Bharat Petroleum Corp., Ltd.                         2,914,926  22,437,752
    Bharat Rasayan, Ltd.                                       164      10,217
    Bharti Airtel, Ltd.                                  8,161,116  56,369,195
    Bharti Infratel, Ltd.                                2,005,580  11,078,033
    Biocon, Ltd.                                         1,363,478  13,160,012
    Birla Corp., Ltd.                                      134,466   2,425,852

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bliss Gvs Pharma, Ltd.                                  454,182 $ 1,458,823
    Blue Dart Express, Ltd.                                  30,399   2,228,498
    Blue Star, Ltd.                                         247,799   2,925,217
    Bodal Chemicals, Ltd.                                   646,460   1,620,073
    Bombay Dyeing & Manufacturing Co., Ltd.                 659,813   2,374,637
*   Bombay Rayon Fashions, Ltd.                              15,385      17,157
    Bosch, Ltd.                                              18,115   5,510,034
    Brigade Enterprises, Ltd.                               272,072   1,215,227
    Britannia Industries, Ltd.                              130,770   9,586,537
    Cadila Healthcare, Ltd.                               1,530,137  10,228,909
    Can Fin Homes, Ltd.                                     393,908   2,767,893
    Canara Bank                                           1,171,568   6,252,494
    Capital First, Ltd.                                     264,211   3,054,730
    Caplin Point Laboratories, Ltd.                         145,331   1,343,675
    Carborundum Universal, Ltd.                             412,386   2,408,870
    Care Ratings, Ltd.                                      144,927   3,090,299
    Castrol India, Ltd.                                   1,522,891   4,395,854
    CCL Products India, Ltd.                                556,489   2,562,724
    Ceat, Ltd.                                              349,800   9,987,573
    Century Plyboards India, Ltd.                           920,663   4,631,983
    Century Textiles & Industries, Ltd.                     163,709   3,569,532
    Cera Sanitaryware, Ltd.                                  24,698   1,351,218
    CESC, Ltd.                                              654,977  10,817,108
*   CG Power and Industrial Solutions, Ltd.               4,189,478   5,964,294
    Chambal Fertilizers and Chemicals, Ltd.               1,737,805   4,406,962
    Chennai Petroleum Corp., Ltd.                           523,508   3,386,949
    Chennai Super Kings Cricket, Ltd.                     2,606,099      17,287
    Cholamandalam Investment and Finance Co., Ltd.          257,361   5,219,912
    Cipla, Ltd.                                           1,636,802  15,263,726
    City Union Bank, Ltd.                                 1,508,540   3,784,725
    Clariant Chemicals India, Ltd.                           61,521     618,909
    Coal India, Ltd.                                      1,954,765   9,225,799
*   Coffee Day Enterprises, Ltd.                            145,201     724,773
    Colgate-Palmolive India, Ltd.                           543,234   9,557,003
    Container Corp. Of India, Ltd.                          277,445   6,060,258
    Coromandel International, Ltd.                          819,999   7,213,445
*   Corp. Bank                                            1,547,665     941,078
    Cox & Kings, Ltd.                                       895,111   3,499,824
    CRISIL, Ltd.                                             87,836   2,687,912
    Crompton Greaves Consumer Electricals, Ltd.           3,695,920  14,415,900
    Cummins India, Ltd.                                     328,292   4,637,733
    Cyient, Ltd.                                            305,086   3,051,049
    Dabur India, Ltd.                                     2,185,378  12,234,905
    Dalmia Bharat Sugar & Industries, Ltd.                   95,867     161,868
    Dalmia Bharat, Ltd.                                     166,739   7,711,392
    DB Corp., Ltd.                                          212,078   1,083,099
*   DB Realty, Ltd.                                         916,317     865,461
    DCB Bank, Ltd.                                        2,118,433   5,775,274
    DCM Shriram, Ltd.                                       354,870   3,194,035
    Deepak Fertilisers & Petrochemicals Corp., Ltd.         346,262   2,160,914
    Deepak Nitrite, Ltd.                                    182,031     794,321
    Delta Corp., Ltd.                                       584,430   3,161,069
*   DEN Networks, Ltd.                                      457,580     795,097

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
*   Dena Bank                                             1,435,237 $   565,985
    Dewan Housing Finance Corp., Ltd.                     1,587,514  14,495,663
    DFM Foods, Ltd.                                           2,712      68,141
    Dhampur Sugar Mills, Ltd.                               275,484     824,538
    Dhanuka Agritech, Ltd.                                   67,128     790,046
*   Diligent Media Corp., Ltd.                              130,838      18,205
    Dilip Buildcon, Ltd.                                    116,613   1,660,864
*   Dish TV India, Ltd.                                   5,150,070   6,064,639
*   Dishman Carbogen Amcis, Ltd.                            712,972   4,177,839
    Divi's Laboratories, Ltd.                               682,541  11,191,139
    DLF, Ltd.                                             2,200,076   8,633,501
    Dr Lal PathLabs, Ltd.                                    19,720     282,879
    Dr Reddy's Laboratories, Ltd.                           312,819  10,952,621
#   Dr Reddy's Laboratories, Ltd. ADR                       323,859  11,160,181
*   Dredging Corp. Of India, Ltd.                            71,584     856,258
    Dwarikesh Sugar Industries, Ltd.                        472,257     318,634
*   Dynamatic Technologies, Ltd.                              7,283     212,329
    eClerx Services, Ltd.                                   174,556   4,130,168
    Edelweiss Financial Services, Ltd.                    2,406,922  10,540,666
    Eicher Motors, Ltd.                                      52,745  22,259,535
    EID Parry India, Ltd.                                   696,575   3,630,788
    EIH, Ltd.                                               888,994   2,671,356
    Electrosteel Castings, Ltd.                           1,009,964     538,304
    Elgi Equipments, Ltd.                                   106,871     530,251
    Emami, Ltd.                                             380,038   6,671,488
    Endurance Technologies, Ltd.                              6,988     131,161
    Engineers India, Ltd.                                 1,403,081   3,917,364
    Entertainment Network India, Ltd.                        46,533     517,306
*   Eros International Media, Ltd.                          372,826   1,177,165
    Escorts, Ltd.                                           483,661   6,162,951
    Essel Propack, Ltd.                                     546,338   2,434,975
*   Eveready Industries India, Ltd.                         377,652   2,461,842
*   Excel Crop Care, Ltd.                                       981      55,264
    Exide Industries, Ltd.                                2,492,224   8,641,303
    FDC, Ltd.                                               431,023   1,562,363
    Federal Bank, Ltd.                                   10,982,783  17,360,464
*   Federal-Mogul Goetze India, Ltd.                         44,910     377,019
    FIEM Industries, Ltd.                                    25,287     369,581
    Finolex Cables, Ltd.                                    597,791   6,968,991
    Finolex Industries, Ltd.                                499,079   5,057,993
*   Firstsource Solutions, Ltd.                           3,087,534   1,981,608
*   Fortis Healthcare, Ltd.                               1,051,700   2,255,078
*   Future Consumer, Ltd.                                 1,135,049   1,137,301
    Future Enterprises, Ltd.                              1,528,093   1,025,769
    Future Lifestyle Fashions, Ltd.                          26,353     155,280
*   Future Retail, Ltd.                                     807,317   7,070,603
    Gabriel India, Ltd.                                     922,073   2,461,021
    GAIL India, Ltd.                                      2,149,421  16,170,560
    Garware Wall Ropes, Ltd.                                 29,028     466,464
    Gateway Distriparks, Ltd.                               748,356   2,706,791
    Gati, Ltd.                                              522,733   1,069,491
*   Gayatri Highways, Ltd.                                  167,434      19,217
*   Gayatri Projects, Ltd.                                  167,434     546,373

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
    GE Power India, Ltd.                                   102,596 $ 1,482,831
    GE T&D India, Ltd.                                     102,379     690,782
    Genus Power Infrastructures, Ltd.                      263,053     327,082
    Geojit Financial Services, Ltd.                        314,111     510,915
    GHCL, Ltd.                                             373,819   1,818,257
    GIC Housing Finance, Ltd.                              167,412   1,108,568
    Gillette India, Ltd.                                    25,068   2,582,225
    GlaxoSmithKline Consumer Healthcare, Ltd.               41,133   4,333,774
    GlaxoSmithKline Pharmaceuticals, Ltd.                   18,447     709,644
    Glenmark Pharmaceuticals, Ltd.                         922,291   8,778,246
    GM Breweries, Ltd.                                       2,763      38,491
*   GMR Infrastructure, Ltd.                            19,499,148   6,635,428
    GOCL Corp., Ltd.                                        29,857     279,771
*   Godawari Power and Ispat, Ltd.                          25,992     216,138
    Godfrey Phillips India, Ltd.                           106,842   1,543,785
    Godrej Consumer Products, Ltd.                       1,027,478  16,942,692
    Godrej Industries, Ltd.                                369,581   3,560,001
*   Godrej Properties, Ltd.                                421,724   5,280,666
    Granules India, Ltd.                                   858,716   1,779,408
    Graphite India, Ltd.                                   328,215   3,908,949
    Grasim Industries, Ltd.                              1,102,699  20,090,841
    Great Eastern Shipping Co., Ltd. (The)                 516,707   3,238,334
    Greaves Cotton, Ltd.                                   867,336   1,881,180
    Greenply Industries, Ltd.                              191,562   1,037,884
    Grindwell Norton, Ltd.                                  52,730     433,179
    Gruh Finance, Ltd.                                     681,788   6,225,940
*   GTL Infrastructure, Ltd.                             3,427,799     306,538
    Gujarat Alkalies & Chemicals, Ltd.                     246,106   2,897,257
    Gujarat Ambuja Exports, Ltd.                           159,016     606,771
    Gujarat Fluorochemicals, Ltd.                          221,056   2,910,932
    Gujarat Gas, Ltd.                                      237,480   3,223,609
    Gujarat Industries Power Co., Ltd.                     205,623     389,416
    Gujarat Mineral Development Corp., Ltd.                890,709   2,060,328
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.                                                 476,369   3,608,423
    Gujarat Pipavav Port, Ltd.                           1,152,929   2,606,675
    Gujarat State Fertilizers & Chemicals, Ltd.            886,282   2,010,611
    Gujarat State Petronet, Ltd.                         1,577,348   5,023,346
    Gulf Oil Lubricants India, Ltd.                         85,411   1,213,081
*   GVK Power & Infrastructure, Ltd.                     6,658,947   2,170,289
*   Hathway Cable & Datacom, Ltd.                        2,002,855   1,259,682
    Hatsun Agro Products, Ltd.                              36,295     454,426
    Havells India, Ltd.                                  1,603,951  13,140,949
    HBL Power Systems, Ltd.                                256,000     247,261
*   HCL Infosystems, Ltd.                                  741,282     622,017
    HCL Technologies, Ltd.                               3,480,705  53,833,018
    HDFC Bank, Ltd.                                      2,994,559  94,213,909
*   HealthCare Global Enterprises, Ltd.                      4,627      23,501
*   HEG, Ltd.                                               86,237   3,671,716
    HeidelbergCement India, Ltd.                           978,353   2,407,073
    Heritage Foods, Ltd.                                    94,554   1,123,308
    Hero MotoCorp, Ltd.                                    387,009  22,443,229
    Hexaware Technologies, Ltd.                          1,685,444  10,060,123
    Hikal, Ltd.                                            125,915     433,248

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    HIL, Ltd.                                                 1,243 $    34,017
*   Himachal Futuristic Communications, Ltd.              7,740,452   3,538,729
    Himadri Speciality Chemical, Ltd.                       811,916   2,248,750
    Himatsingka Seide, Ltd.                                 335,355   1,840,072
    Hindalco Industries, Ltd.                             8,055,944  32,352,871
    Hinduja Global Solutions, Ltd.                           45,034     652,553
    Hinduja Ventures, Ltd.                                   14,027     158,619
*   Hindustan Construction Co., Ltd.                      3,314,210   2,042,781
    Hindustan Media Ventures, Ltd.                           18,579      73,540
*   Hindustan Oil Exploration Co., Ltd.                     110,828     219,774
    Hindustan Petroleum Corp., Ltd.                       2,830,700  17,588,153
    Hindustan Unilever, Ltd.                              1,901,556  40,803,688
    Honda SIEL Power Products, Ltd.                           8,308     183,807
    Honeywell Automation India, Ltd.                          7,736   2,052,646
*   Hotel Leela Venture, Ltd.                                71,978      24,705
*   Housing Development & Infrastructure, Ltd.            3,824,905   3,447,900
    Housing Development Finance Corp., Ltd.               3,249,255  99,816,747
    HSIL, Ltd.                                              282,244   1,923,421
    HT Media, Ltd.                                          643,124     994,702
    Huhtamaki PPL, Ltd.                                      76,261     383,856
    I G Petrochemicals, Ltd.                                 49,016     536,729
    ICICI Bank, Ltd.                                        137,369     760,393
    ICICI Bank, Ltd. Sponsored ADR                        3,388,275  37,203,259
    ICICI Prudential Life Insurance Co., Ltd.                74,442     475,295
    ICRA, Ltd.                                                1,187      73,721
*   IDBI Bank, Ltd.                                       5,246,151   4,972,853
*   Idea Cellular, Ltd.                                  15,672,107  22,764,515
    IDFC Bank, Ltd.                                       3,192,497   2,841,066
    IDFC, Ltd.                                            5,526,613   4,869,003
*   IFB Industries, Ltd.                                     29,288     585,288
*   IFCI, Ltd.                                            8,624,140   3,844,847
    Igarashi Motors India, Ltd.                              51,473     673,718
    IIFL Holdings, Ltd.                                   1,078,536  12,367,449
*   IL&FS Transportation Networks, Ltd.                     900,087   1,094,091
    India Cements, Ltd. (The)                             2,429,137   6,374,340
    India Glycols, Ltd.                                      83,849     686,673
    Indiabulls Housing Finance, Ltd.                      2,264,890  49,290,639
*   Indiabulls Real Estate, Ltd.                          2,210,322   7,420,653
    Indiabulls Ventures, Ltd.                             1,085,258   4,204,687
    Indian Bank                                             871,407   4,947,453
    Indian Hotels Co., Ltd. (The)                         2,555,789   5,545,932
    Indian Hume Pipe Co., Ltd.                               63,606     404,690
    Indian Metals & Ferro Alloys, Ltd.                       40,156     413,683
    Indian Oil Corp., Ltd.                                3,224,861  21,113,865
*   Indian Overseas Bank                                  2,530,901     899,291
    Indo Count Industries, Ltd.                             826,818   1,343,690
    Indoco Remedies, Ltd.                                   264,214   1,131,298
    Indraprastha Gas, Ltd.                                1,780,390   8,518,199
    IndusInd Bank, Ltd.                                     796,757  21,893,642
    INEOS Styrolution India, Ltd.                            24,976     381,102
    Infosys, Ltd.                                         5,452,969  98,323,414
#   Infosys, Ltd. Sponsored ADR                           3,708,004  66,781,152
    Ingersoll-Rand India, Ltd.                               66,035     808,552

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
*   Inox Leisure, Ltd.                                      481,114 $ 2,091,814
*   Inox Wind, Ltd.                                         112,988     228,854
    Insecticides India, Ltd.                                 15,499     203,209
*   Intellect Design Arena, Ltd.                            537,765   1,522,411
    InterGlobe Aviation, Ltd.                               238,044   4,532,375
*   International Paper APPM, Ltd.                           55,910     307,516
    Ipca Laboratories, Ltd.                                 366,244   3,302,272
    IRB Infrastructure Developers, Ltd.                   1,550,675   5,848,972
    ITC, Ltd.                                            13,190,874  56,210,278
    ITD Cementation India, Ltd.                             395,870   1,268,069
    J Kumar Infraprojects, Ltd.                             219,117   1,145,416
    Jagran Prakashan, Ltd.                                  849,546   2,307,233
    Jai Corp., Ltd.                                         609,000   1,737,778
    Jain Irrigation Systems, Ltd.                         4,144,677   9,096,791
*   Jaiprakash Associates, Ltd.                          19,005,425   6,023,071
*   Jaiprakash Power Ventures, Ltd.                       7,520,183     831,842
*   Jammu & Kashmir Bank, Ltd. (The)                      1,996,427   2,337,365
    Jamna Auto Industries, Ltd.                           1,942,488   2,215,347
    Jay Bharat Maruti, Ltd.                                  18,352     146,170
    Jayant Agro-Organics, Ltd.                               44,484     268,225
*   Jaypee Infratech, Ltd.                                3,134,506     736,741
    JB Chemicals & Pharmaceuticals, Ltd.                    251,543   1,218,332
    JBF Industries, Ltd.                                    285,990     808,257
    JBM Auto, Ltd.                                           27,923     216,265
*   Jet Airways India, Ltd.                                 219,813   2,599,062
    Jindal Poly Films, Ltd.                                 194,636   1,067,853
    Jindal Saw, Ltd.                                      1,639,196   3,808,051
*   Jindal Stainless Hisar, Ltd.                            546,983   1,704,036
*   Jindal Stainless, Ltd.                                  172,180     302,033
*   Jindal Steel & Power, Ltd.                            4,714,810  19,625,962
*   JITF Infralogistics, Ltd.                                70,353      50,358
    JK Cement, Ltd.                                         158,724   2,807,646
    JK Lakshmi Cement, Ltd.                                 360,052   2,328,010
    JK Paper, Ltd.                                          662,006   1,472,970
    JK Tyre & Industries, Ltd.                            1,097,569   3,015,219
    JM Financial, Ltd.                                    2,467,276   6,263,384
    JMC Projects India, Ltd.                                  9,500      81,513
    Johnson Controls-Hitachi Air Conditioning India,
      Ltd.                                                   56,554   2,225,761
    JSW Energy, Ltd.                                      4,695,829   6,419,339
*   JSW Holdings, Ltd.                                       20,395     549,391
    JSW Steel, Ltd.                                       9,223,245  42,406,185
    Jubilant Foodworks, Ltd.                                446,060  14,291,012
    Jubilant Life Sciences, Ltd.                            807,245  11,570,205
*   Just Dial, Ltd.                                         364,112   2,950,950
    Jyothy Laboratories, Ltd.                               299,779   1,713,949
    Kajaria Ceramics, Ltd.                                  719,892   7,120,249
    Kalpataru Power Transmission, Ltd.                      510,383   3,600,830
    Kalyani Steels, Ltd.                                    175,633     957,321
    Kansai Nerolac Paints, Ltd.                             596,079   4,779,892
    Karnataka Bank, Ltd. (The)                            2,160,687   5,000,947
    Karur Vysya Bank, Ltd. (The)                          2,200,324   3,836,561
    Kaveri Seed Co., Ltd.                                   340,179   2,762,491
*   KAYA, Ltd.                                                1,828      29,526

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    KCP, Ltd.                                               406,898 $   931,762
    KEC International, Ltd.                               1,138,803   6,279,085
    KEI Industries, Ltd.                                    383,154   2,341,600
    Kewal Kiran Clothing, Ltd.                                   41       1,089
*   Kiri Industries, Ltd.                                    76,078     675,403
    Kirloskar Brothers, Ltd.                                 70,122     381,118
    Kirloskar Oil Engines, Ltd.                             126,620     753,912
    Kitex Garments, Ltd.                                    220,020     997,557
    KNR Constructions, Ltd.                                 150,928     727,355
    Kolte-Patil Developers, Ltd.                            253,052   1,454,818
    Kotak Mahindra Bank, Ltd.                             1,828,595  31,834,998
    KPIT Technologies, Ltd.                               1,910,636   6,348,811
    KPR Mill, Ltd.                                           75,303     868,883
    KRBL, Ltd.                                              571,443   5,451,304
    KSB Pumps, Ltd.                                          20,312     287,038
    Kwality, Ltd.                                           702,748   1,108,764
    L&T Finance Holdings, Ltd.                            3,362,723   9,089,457
    LA Opala RG, Ltd.                                        45,195     435,375
    Lakshmi Machine Works, Ltd.                              27,883   2,633,514
    Lakshmi Vilas Bank, Ltd. (The)                        1,031,324   2,070,718
*   Lanco Infratech, Ltd.                                 2,782,274      73,244
    Larsen & Toubro Infotech, Ltd.                           22,679     454,863
    Larsen & Toubro, Ltd.                                 1,638,343  36,648,791
    Laurus Labs, Ltd.                                         4,219      34,298
    LEEL Electricals, Ltd.                                   91,519     394,613
    LG Balakrishnan & Bros, Ltd.                             19,713     308,750
    LIC Housing Finance, Ltd.                             2,540,800  21,333,395
    Linde India, Ltd.                                        45,488     381,614
    LT Foods, Ltd.                                          907,958   1,285,671
    Lumax Industries, Ltd.                                    4,689     134,965
    Lupin, Ltd.                                             984,005  13,690,499
    LUX Industries, Ltd.                                     11,745     314,517
    Magma Fincorp, Ltd.                                     352,684     875,093
    Maharashtra Scooters, Ltd.                                1,129      47,467
    Maharashtra Seamless, Ltd.                              214,786   1,696,323
    Mahindra & Mahindra Financial Services, Ltd.          1,479,090  10,792,243
    Mahindra & Mahindra, Ltd.                             2,779,632  33,407,281
*   Mahindra CIE Automotive, Ltd.                           443,698   1,538,742
    Mahindra Holidays & Resorts India, Ltd.                 373,335   1,935,104
    Mahindra Lifespace Developers, Ltd.                     132,316   1,035,550
    Maithan Alloys, Ltd.                                     24,619     338,675
    Majesco, Ltd.                                            38,226     323,857
    Man Infraconstruction, Ltd.                             725,066     736,987
    Manappuram Finance, Ltd.                              5,601,293   9,767,771
    Mangalore Refinery & Petrochemicals, Ltd.             1,583,644   3,198,591
    Marico, Ltd.                                          2,880,546  13,949,271
    Marksans Pharma, Ltd.                                 2,083,576   1,319,133
    Maruti Suzuki India, Ltd.                               405,353  60,459,255
    Mastek, Ltd.                                             13,152      98,925
*   Max Financial Services, Ltd.                            649,748   5,455,560
*   MAX India, Ltd.                                         801,502   1,431,663
*   Max Ventures & Industries, Ltd.                          45,352      57,684
    Mayur Uniquoters, Ltd.                                  107,560     832,252

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    McLeod Russel India, Ltd.                               488,163 $ 1,307,846
    Meghmani Organics, Ltd.                               1,433,471   2,342,292
    MEP Infrastructure Developers, Ltd.                      42,835      59,722
    Mercator, Ltd.                                          954,448     586,345
    Merck, Ltd.                                              47,676   1,093,743
    Minda Corp., Ltd.                                       415,615   1,299,042
    Minda Industries, Ltd.                                  182,557   3,549,972
    MindTree, Ltd.                                        1,109,628  13,395,061
    Mirza International, Ltd.                               424,388     892,254
    MM Forgings, Ltd.                                         2,410      41,364
    MOIL, Ltd.                                              598,641   2,278,514
    Monsanto India, Ltd.                                     50,185   2,019,647
    Monte Carlo Fashions, Ltd.                                6,249      57,277
    Motherson Sumi Systems, Ltd.                          3,049,452  17,592,551
    Motilal Oswal Financial Services, Ltd.                  136,602   2,755,260
    Mphasis, Ltd.                                           565,092   7,993,731
*   MPS, Ltd.                                                28,144     258,398
    MRF, Ltd.                                                 9,945  10,642,800
    Multi Commodity Exchange of India, Ltd.                  82,813   1,005,317
    Munjal Showa, Ltd.                                       24,755     105,397
    Muthoot Finance, Ltd.                                   953,780   6,191,461
*   Nagarjuna Fertilizers & Chemicals, Ltd.                 537,911     196,907
*   Narayana Hrudayalaya, Ltd.                                5,007      22,469
    Natco Pharma, Ltd.                                      458,448   6,825,240
    National Aluminium Co., Ltd.                          4,730,928   5,595,141
    Nava Bharat Ventures, Ltd.                              463,285   1,143,254
    Navin Fluorine International, Ltd.                      107,275   1,340,230
*   Navkar Corp., Ltd.                                       61,550     173,043
    Navneet Education, Ltd.                                 678,737   1,560,335
    NBCC India, Ltd.                                        317,308   1,128,368
    NCC, Ltd.                                             5,368,330  10,305,161
    Nectar Lifesciences, Ltd.                                53,149      27,471
    NESCO, Ltd.                                             208,889   1,978,865
    Nestle India, Ltd.                                       93,948  11,006,663
*   Network 18 Media & Investments, Ltd.                    139,479     122,405
*   Neuland Laboratories, Ltd.                               17,291     228,924
    NHPC, Ltd.                                            9,438,267   4,372,892
    NIIT Technologies, Ltd.                                 548,859   7,381,548
*   NIIT, Ltd.                                              900,761   1,440,547
    Nilkamal, Ltd.                                           90,571   2,568,249
    NLC India, Ltd.                                         578,850     949,660
    NOCIL, Ltd.                                             946,503   3,089,158
    NRB Bearings, Ltd.                                      148,981     378,590
    NTPC, Ltd.                                            4,869,412  13,031,575
    Nucleus Software Exports, Ltd.                           36,123     245,895
    Oberoi Realty, Ltd.                                     531,134   4,398,929
    OCL India, Ltd.                                          65,068   1,407,162
    Oil & Natural Gas Corp., Ltd.                         4,178,136  13,341,373
    Oil India, Ltd.                                         869,891   4,895,400
    Omaxe, Ltd.                                             614,207   2,206,484
    OnMobile Global, Ltd.                                   192,346     165,989
    Oracle Financial Services Software, Ltd.                 87,606   5,752,088
    Orient Cement, Ltd.                                     396,673     945,013

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Orient Electric, Ltd.                                   218,209 $   377,555
    Orient Paper & Industries, Ltd.                         277,986     206,561
    Orient Refractories, Ltd.                               168,016     450,923
*   Oriental Bank of Commerce                             1,043,995   1,896,841
    Oriental Carbon & Chemicals, Ltd.                         2,142      40,579
    Oriental Hotels, Ltd.                                    12,748      11,073
    Orissa Minerals Development Co., Ltd.                     6,450     186,242
    Page Industries, Ltd.                                    28,428   9,649,480
    Panama Petrochem, Ltd.                                   33,269     113,575
    Parag Milk Foods, Ltd.                                  128,336     565,731
*   Parsvnath Developers, Ltd.                               99,248      36,887
*   Patel Engineering, Ltd.                                 242,066     283,996
    PC Jeweller, Ltd.                                       791,842   6,055,521
*   Peninsula Land, Ltd.                                     79,908      41,272
    Persistent Systems, Ltd.                                271,526   3,322,640
    Petronet LNG, Ltd.                                    3,482,245  13,901,865
    Pfizer, Ltd.                                             73,006   2,667,307
    Phillips Carbon Black, Ltd.                             111,154   2,099,172
    Phoenix Mills, Ltd. (The)                               306,255   3,124,421
    PI Industries, Ltd.                                     492,792   6,879,067
    Pidilite Industries, Ltd.                               778,013  10,948,436
    Piramal Enterprises, Ltd.                               375,966  16,169,435
*   Polaris Consulting & Services, Ltd.                     148,579     953,856
    Poly Medicure, Ltd.                                      46,813     182,233
    Polyplex Corp., Ltd.                                     42,594     339,429
    Power Finance Corp., Ltd.                             5,673,884  10,425,497
    Power Grid Corp. of India, Ltd.                       5,143,966  15,684,863
    Power Mech Projects, Ltd.                                 4,646      59,739
    Prabhat Dairy, Ltd.                                     242,802     815,174
    Praj Industries, Ltd.                                   854,359   1,429,341
*   Prakash Industries, Ltd.                                595,790   1,981,837
*   Praxis Home Retail, Ltd.                                 40,366     180,874
    Precision Camshafts, Ltd.                                 5,276       9,848
    Prestige Estates Projects, Ltd.                         738,583   3,714,274
    Pricol, Ltd.                                            236,224     392,391
*   Prime Focus, Ltd.                                        59,437     102,603
*   Prism Cement, Ltd.                                      419,103     908,994
    Procter & Gamble Hygiene & Health Care, Ltd.             26,813   3,910,980
    PTC India Financial Services, Ltd.                    2,419,812   1,327,515
    PTC India, Ltd.                                       2,792,120   4,649,338
*   Punjab & Sind Bank                                      142,955     100,709
*   Punjab National Bank                                  2,814,797   7,541,417
    Puravankara, Ltd.                                       243,443     571,790
    PVR, Ltd.                                               259,046   5,943,283
    Quick Heal Technologies, Ltd.                           117,463     618,427
    Radico Khaitan, Ltd.                                    580,501   3,264,371
    Rain Industries, Ltd.                                 1,229,802   7,344,424
    Rajesh Exports, Ltd.                                    621,568   8,023,128
    Rallis India, Ltd.                                      662,229   2,603,072
    Ramco Cements, Ltd. (The)                               616,161   7,377,966
    Ramco Industries, Ltd.                                  126,724     581,152
*   Ramco Systems, Ltd.                                      24,693     192,560
    Ramkrishna Forgings, Ltd.                                67,343     848,645

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
*   Ramky Infrastructure, Ltd.                              46,212 $    160,011
    Rane Holdings, Ltd.                                      8,187      327,871
    Rashtriya Chemicals & Fertilizers, Ltd.              1,299,150    2,009,759
    Ratnamani Metals & Tubes, Ltd.                          35,918      576,342
*   RattanIndia Power, Ltd.                              3,204,737      363,650
    Raymond, Ltd.                                          405,806    6,665,485
    Redington India, Ltd.                                1,382,492    3,830,072
*   Relaxo Footwears, Ltd.                                 100,729      981,150
    Reliance Capital, Ltd.                               1,397,067   10,669,545
*   Reliance Communications, Ltd.                       12,486,819    5,775,446
*   Reliance Home Finance, Ltd.                          1,207,535    1,514,798
    Reliance Industries, Ltd.                            7,506,986  113,352,754
    Reliance Infrastructure, Ltd.                        1,143,555    8,898,283
*   Reliance Naval and Engineering, Ltd.                 1,191,243      859,030
*   Reliance Power, Ltd.                                 7,065,927    5,058,533
    Repco Home Finance, Ltd.                               224,189    2,193,715
    Rico Auto Industries, Ltd.                             392,658      529,928
*   Rolta India, Ltd.                                      875,776      929,823
    RSWM, Ltd.                                               5,418       30,196
*   Ruchi Soya Industries, Ltd.                            695,742      188,465
    Rural Electrification Corp., Ltd.                    7,293,209   17,834,975
    Rushil Decor, Ltd.                                      12,139      190,590
    Sadbhav Engineering, Ltd.                              368,586    2,380,402
    Sadbhav Infrastructure Project, Ltd.                    29,901       68,453
    Sagar Cements, Ltd.                                      3,554       55,205
    Sangam India, Ltd.                                      24,537       66,385
*   Sanghi Industries, Ltd.                                 86,067      168,785
    Sanghvi Movers, Ltd.                                    67,185      162,333
    Sanofi India, Ltd.                                      39,029    3,063,022
    Sanwaria Consumer, Ltd.                                374,428      136,613
    Sarda Energy & Minerals, Ltd.                           10,621       91,398
    Saregama India, Ltd.                                     2,078       23,396
    Sasken Technologies, Ltd.                                9,685      105,886
    Savita Oil Technologies, Ltd.                              491       11,015
    Schaeffler India, Ltd.                                  27,086    2,347,803
    Sequent Scientific, Ltd.                                33,861       45,720
    SH Kelkar & Co., Ltd.                                   81,461      383,873
    Shanthi Gears, Ltd.                                     11,262       26,534
    Sharda Cropchem, Ltd.                                   93,553      651,226
    Sharda Motor Industries, Ltd.                            4,970      179,885
    Shemaroo Entertainment, Ltd.                            14,915      123,139
    Shilpa Medicare, Ltd.                                   42,456      376,971
*   Shipping Corp. of India, Ltd.                        1,578,104    2,007,646
    Shoppers Stop, Ltd.                                     74,319      610,175
    Shree Cement, Ltd.                                      33,925    9,151,069
    Shriram City Union Finance, Ltd.                        23,217      718,036
*   Shriram EPC Ltd.                                        28,439       13,207
    Shriram Transport Finance Co., Ltd.                    699,357   15,091,974
*   Sical Logistics, Ltd.                                   53,070      181,046
    Siemens, Ltd.                                          185,491    3,769,383
    Simplex Infrastructures, Ltd.                           47,623      440,543
    Sintex Industries, Ltd.                              3,974,550    1,447,450
*   Sintex Plastics Technology, Ltd.                     4,221,394    4,837,112

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
*   SITI Networks, Ltd.                                    862,291 $   313,793
    Siyaram Silk Mills, Ltd.                                30,275     309,429
    SJVN, Ltd.                                           3,193,076   1,731,804
    SKF India, Ltd.                                         91,897   2,537,535
    Skipper, Ltd.                                          197,294     750,487
    SML ISUZU, Ltd.                                         60,112     795,704
*   Snowman Logistics, Ltd.                                124,586     110,006
    Sobha, Ltd.                                            470,625   4,202,821
    Solar Industries India, Ltd.                           106,445   1,788,746
    Somany Ceramics, Ltd.                                   51,385     592,403
    Sonata Software, Ltd.                                  731,830   3,461,461
*   SORIL Holdings & Ventures, Ltd.                         19,764      77,649
    South Indian Bank, Ltd. (The)                       12,454,499   5,908,237
    SREI Infrastructure Finance, Ltd.                    1,729,503   2,592,773
    SRF, Ltd.                                              253,091   7,077,309
    Srikalahasthi Pipes, Ltd.                               75,896     445,918
*   Star Cement, Ltd.                                      122,282     243,690
    State Bank of India                                  4,028,768  19,874,919
    State Bank of India GDR                                 14,651     726,320
*   Steel Authority of India, Ltd.                       4,298,862   6,006,949
    Sterlite Technologies, Ltd.                          1,648,718   9,301,175
    Strides Shasun, Ltd.                                   406,892   4,867,711
    Subros, Ltd.                                           106,196     566,141
    Sudarshan Chemical Industries, Ltd.                    217,666   1,537,073
    Sun Pharmaceutical Industries, Ltd.                  3,331,580  30,320,722
    Sun TV Network, Ltd.                                 1,032,869  16,544,905
    Sundaram Finance, Ltd.                                  91,918   2,714,452
    Sundaram-Clayton, Ltd.                                   3,339     254,458
    Sundram Fasteners, Ltd.                                688,727   5,705,344
    Sunteck Realty, Ltd.                                   304,114   2,022,826
    Suprajit Engineering, Ltd.                             165,199     798,507
    Supreme Industries, Ltd.                               368,155   7,457,167
    Supreme Petrochem, Ltd.                                201,132   1,171,645
    Surya Roshni, Ltd.                                     129,535     813,208
    Sutlej Textiles and Industries, Ltd.                    43,015      66,734
    Suven Life Sciences, Ltd.                              254,171     856,453
*   Suzlon Energy, Ltd.                                 19,412,924   4,477,092
    Swaraj Engines, Ltd.                                    14,327     445,716
    Symphony, Ltd.                                          91,071   2,587,831
*   Syndicate Bank                                       2,231,792   2,545,692
    Syngene International, Ltd.                            159,648   1,505,594
    TAKE Solutions, Ltd.                                   626,471   1,663,750
    Tamil Nadu Newsprint & Papers, Ltd.                    251,735   1,649,293
    Tata Chemicals, Ltd.                                   720,776   8,173,583
    Tata Communications, Ltd.                              522,204   5,033,011
    Tata Consultancy Services, Ltd.                      1,788,061  87,324,208
    Tata Elxsi, Ltd.                                       268,658   4,489,164
    Tata Global Beverages, Ltd.                          3,415,341  15,596,955
    Tata Metaliks, Ltd.                                    152,383   2,104,190
*   Tata Motors, Ltd.                                    6,271,460  39,261,758
*   Tata Motors, Ltd. Sponsored ADR                        247,865   7,673,900
    Tata Power Co., Ltd. (The)                           7,686,521  10,737,568
    Tata Sponge Iron, Ltd.                                  51,327     866,949

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Tata Steel, Ltd.                                      3,332,673 $36,980,187
*   Tata Teleservices Maharashtra, Ltd.                   2,288,128     248,853
    TCI Express, Ltd.                                       134,999   1,126,108
    TD Power Systems, Ltd.                                   10,538      31,962
    Tech Mahindra, Ltd.                                   3,141,476  30,194,118
*   Techno Electric & Engineering Co., Ltd.                 243,059   1,428,379
    Texmaco Rail & Engineering, Ltd.                        646,743   1,046,258
    Thermax, Ltd.                                           175,463   3,399,919
    Thirumalai Chemicals, Ltd.                               46,641   1,454,590
    Thomas Cook India, Ltd.                                 276,850   1,018,300
    Thyrocare Technologies, Ltd.                             28,997     313,520
    TI Financial Holdings, Ltd.                             426,303   4,624,958
    Tide Water Oil Co India, Ltd.                             5,441     583,513
    Time Technoplast, Ltd.                                  944,787   2,688,009
    Timken India, Ltd.                                      169,072   2,380,977
    Tinplate Co. of India, Ltd. (The)                       204,533     814,847
    Titagarh Wagons, Ltd.                                   595,424   1,456,598
    Titan Co., Ltd.                                       1,155,002  15,756,942
    Torrent Pharmaceuticals, Ltd.                           366,183   7,816,806
    Torrent Power, Ltd.                                   1,256,159   5,606,285
    Tourism Finance Corp. of India, Ltd.                    117,575     285,717
    Transport Corp. of India, Ltd.                          339,476   1,492,081
    Trent, Ltd.                                             335,830   1,661,295
    Trident, Ltd.                                         1,185,536   1,463,498
    Triveni Engineering & Industries, Ltd.                1,082,175   1,088,052
    Triveni Turbine, Ltd.                                   665,123   1,354,310
    TTK Prestige, Ltd.                                       26,661   3,042,936
    Tube Investments of India, Ltd.                         426,303   1,787,887
    TV Today Network, Ltd.                                  118,882     841,162
*   TV18 Broadcast, Ltd.                                  4,940,654   4,790,244
    TVS Motor Co., Ltd.                                   1,699,936  18,596,681
    TVS Srichakra, Ltd.                                      17,474     981,816
*   UCO Bank                                              3,010,172   1,487,941
    Uflex, Ltd.                                             365,692   2,422,308
    UFO Moviez India, Ltd.                                   81,704     586,076
    Ultratech Cement, Ltd.                                  196,040  13,471,102
    Unichem Laboratories, Ltd.                              309,937   1,744,616
*   Union Bank of India                                   2,063,445   4,409,030
*   Unitech, Ltd.                                        17,378,723   2,301,792
*   United Bank of India                                     69,494      18,014
    United Breweries, Ltd.                                  406,477   7,291,400
*   United Spirits, Ltd.                                    332,893  17,083,422
    UPL, Ltd.                                             3,259,341  38,451,007
    V-Guard Industries, Ltd.                              1,492,462   5,444,171
    V-Mart Retail, Ltd.                                      41,241     962,879
*   V2 Retail, Ltd.                                          13,206      87,459
    VA Tech Wabag, Ltd.                                     263,086   2,539,670
*   Vaibhav Global, Ltd.                                     18,731     212,040
    Vakrangee, Ltd.                                       2,783,260  15,952,994
    Vardhman Holdings, Ltd.                                     119       8,831
    Vardhman Textiles, Ltd.                                 145,538   2,975,530
    Vedanta, Ltd.                                         9,980,322  53,307,506
    Vedanta, Ltd. ADR                                       402,259   8,616,388

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
    Venky's India, Ltd.                                   56,536 $    2,395,575
    Vesuvius India, Ltd.                                   7,302        162,752
    Vijaya Bank                                        2,479,846      2,489,237
    Vinati Organics, Ltd.                                112,306      1,681,278
    Vindhya Telelinks, Ltd.                                6,706        116,500
    VIP Industries, Ltd.                                 824,171      4,395,596
    Visaka Industries, Ltd.                                6,674         77,892
    Vivimed Labs, Ltd.                                   135,742        185,442
    Voltas, Ltd.                                         469,148      4,450,629
    VRL Logistics, Ltd.                                  313,645      2,152,995
    VST Industries, Ltd.                                  20,830      1,063,108
    VST Tillers Tractors, Ltd.                             7,469        276,337
    WABCO India, Ltd.                                     29,226      3,410,219
    Welspun Corp., Ltd.                                  987,056      2,445,045
    Welspun Enterprises, Ltd.                            459,038      1,244,481
    Welspun India, Ltd.                                3,257,643      3,531,150
    West Coast Paper Mills, Ltd.                         204,208        846,337
    Whirlpool of India, Ltd.                             136,098      3,145,221
    Wipro, Ltd.                                        4,727,163     22,631,844
*   Wockhardt, Ltd.                                      300,554      3,779,935
    Wonderla Holidays, Ltd.                               54,517        320,759
    Yes Bank, Ltd.                                     7,856,990     43,703,329
    Zee Entertainment Enterprises, Ltd.                2,285,256     21,399,151
    Zee Learn, Ltd.                                      333,034        232,753
*   Zee Media Corp., Ltd.                                863,025        590,705
    Zensar Technologies, Ltd.                            129,061      1,925,209
    Zuari Agro Chemicals, Ltd.                            17,382        132,687
    Zydus Wellness, Ltd.                                  60,369        940,396
                                                                 --------------
TOTAL INDIA                                                       3,886,325,258
                                                                 --------------
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                     76,746,300      7,733,584
    Acset Indonusa Tbk PT                                124,300         25,608
    Adaro Energy Tbk PT                              165,422,400     30,262,553
    Adhi Karya Persero Tbk PT                         24,511,579      4,075,015
    Agung Podomoro Land Tbk PT                        79,619,200      1,405,198
    AKR Corporindo Tbk PT                              8,273,000      3,841,499
    Alam Sutera Realty Tbk PT                        142,083,600      4,173,263
*   Aneka Tambang Persero Tbk PT                     108,025,119      7,375,598
    Arwana Citramulia Tbk PT                          18,995,100        485,208
    Asahimas Flat Glass Tbk PT                           476,500        193,534
    Astra Agro Lestari Tbk PT                          4,641,122      4,504,813
    Astra Graphia Tbk PT                               2,554,000        245,294
    Astra International Tbk PT                        81,071,800     51,416,528
*   Asuransi Kresna Mitra Tbk PT                         921,100         61,219
*   Bakrie and Brothers Tbk PT                       111,295,350        415,638
*   Bakrie Telecom Tbk PT                             55,922,739        208,846
*   Bank Artha Graha Internasional Tbk PT             18,584,000        122,093
    Bank Bukopin Tbk                                  40,809,600      1,950,064
    Bank Central Asia Tbk PT                          26,556,000     45,086,244
    Bank Danamon Indonesia Tbk PT                     11,385,754      6,076,130
*   Bank Ina Perdana PT                                2,273,000        169,784

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Bank Mandiri Persero Tbk PT                          47,290,336 $28,748,882
    Bank Maybank Indonesia Tbk PT                         3,700,300      82,795
    Bank Negara Indonesia Persero Tbk PT                 33,111,830  23,250,536
*   Bank Pan Indonesia Tbk PT                            36,938,500   4,052,899
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 38,001,500   6,555,098
    Bank Pembangunan Daerah Jawa Timur Tbk PT            44,627,400   2,598,432
*   Bank Permata Tbk PT                                  37,726,119   1,859,869
    Bank Rakyat Indonesia Persero Tbk PT                319,261,000  88,291,373
    Bank Tabungan Negara Persero Tbk PT                  53,616,635  14,651,802
    Bank Tabungan Pensiunan Nasional Tbk PT               2,253,500     598,626
*   Barito Pacific Tbk PT                                56,561,200  11,156,262
*   Bayan Resources Tbk PT                                  949,000     759,144
    Bekasi Fajar Industrial Estate Tbk PT                56,121,900   1,259,130
*   Benakat Integra Tbk PT                               23,591,300     156,826
    BISI International Tbk PT                            12,624,712   1,653,388
    Blue Bird Tbk PT                                        389,300      99,495
    Bukit Asam Persero Tbk PT                            40,830,500  10,367,269
*   Bumi Resources Tbk PT                                73,157,800   1,767,221
    Bumi Serpong Damai Tbk PT                            57,289,000   7,786,161
*   Bumi Teknokultura Unggul Tbk PT                      22,543,900     223,941
    Catur Sentosa Adiprana Tbk PT                           864,200      31,654
    Charoen Pokphand Indonesia Tbk PT                    39,515,260  10,180,764
    Ciputra Development Tbk PT                          121,206,315  12,307,843
*   Citra Marga Nusaphala Persada Tbk PT                 13,387,781   1,566,131
*   Clipan Finance Indonesia Tbk PT                       2,919,000      69,606
*   Delta Dunia Makmur Tbk PT                            66,256,300   5,788,818
    Dharma Satya Nusantara Tbk PT                         3,624,400     107,239
*   Eagle High Plantations Tbk PT                       124,866,200   2,108,396
    Elnusa Tbk PT                                        58,342,800   1,854,012
*   Energi Mega Persada Tbk PT                            5,057,600      63,847
    Erajaya Swasembada Tbk PT                            17,009,000   1,065,397
*   Eureka Prima Jakarta Tbk PT                           4,897,300      28,877
    Fajar Surya Wisesa Tbk PT                             1,026,000     392,751
    Gajah Tunggal Tbk PT                                 23,057,300   1,465,427
*   Garuda Indonesia Persero Tbk PT                      46,256,353   1,084,855
    Global Mediacom Tbk PT                               89,458,400   5,013,075
    Gudang Garam Tbk PT                                   3,070,900  18,599,146
*   Hanson International Tbk PT                         446,675,800   3,699,673
*   Harum Energy Tbk PT                                   9,861,700   2,432,933
    Hexindo Adiperkasa Tbk PT                               615,356     156,796
*   Holcim Indonesia Tbk PT                              13,118,400     881,854
    Indah Kiat Pulp & Paper Corp. Tbk PT                 16,861,300  11,806,125
*   Indika Energy Tbk PT                                 10,127,700   3,377,903
    Indo Tambangraya Megah Tbk PT                         4,180,900   9,453,469
    Indocement Tunggal Prakarsa Tbk PT                    5,777,300   9,404,754
*   Indofarma Persero Tbk PT                                155,600      63,867
    Indofood CBP Sukses Makmur Tbk PT                     9,043,200   5,895,046
    Indofood Sukses Makmur Tbk PT                        39,916,000  23,095,802
    Indosat Tbk PT                                        6,354,700   2,622,853
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT          5,314,200     246,141
    Inovisi Infracom Tbk PT                               2,876,678       1,289
*   Inti Agri Resources Tbk PT                            8,982,900     191,882
    Intiland Development Tbk PT                          91,019,600   2,435,157

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Japfa Comfeed Indonesia Tbk PT                       50,422,200 $ 5,500,477
    Jasa Marga Persero Tbk PT                            14,394,493   6,124,300
    Jaya Real Property Tbk PT                             1,762,500     116,545
    Kalbe Farma Tbk PT                                   83,983,700  10,425,734
    Kawasan Industri Jababeka Tbk PT                    156,386,645   3,479,082
    KMI Wire & Cable Tbk PT                              25,311,600     955,005
*   Krakatau Steel Persero Tbk PT                        31,330,637   1,204,111
*   Kresna Graha Investama Tbk PT                        68,349,500   2,782,188
    Link Net Tbk PT                                       2,488,600   1,009,022
*   Lippo Cikarang Tbk PT                                 5,097,200   1,325,579
    Lippo Karawaci Tbk PT                               172,328,862   7,080,833
    Malindo Feedmill Tbk PT                               7,756,000     411,465
    Matahari Department Store Tbk PT                     16,747,400  13,915,533
*   Matahari Putra Prima Tbk PT                          14,134,572     510,610
    Mayora Indah Tbk PT                                  44,384,625   7,424,771
*   Medco Energi Internasional Tbk PT                    80,972,800   7,497,259
    Media Nusantara Citra Tbk PT                         45,642,393   5,192,454
*   Mega Manunggal Property Tbk PT                        2,062,900      90,376
    Metropolitan Kentjana Tbk PT                             11,400      28,381
    Mitra Adiperkasa Tbk PT                               9,900,000   5,404,701
    Mitra Keluarga Karyasehat Tbk PT                      7,498,700   1,069,067
    Mitra Pinasthika Mustika Tbk PT                         269,500      16,518
*   MNC Investama Tbk PT                                180,426,300   1,631,294
*   MNC Land Tbk PT                                          26,900       2,746
*   MNC Sky Vision Tbk PT                                 2,222,000     136,039
    Modernland Realty Tbk PT                             44,441,000   1,063,047
    Multipolar Tbk PT                                    85,049,500   1,086,478
*   Multistrada Arah Sarana Tbk PT                        3,155,000      66,860
    Nippon Indosari Corpindo Tbk PT                      18,897,689   1,827,146
*   Nirvana Development Tbk PT                           13,753,500      91,842
*   Nusantara Infrastructure Tbk PT                     119,659,300   2,015,618
    Pabrik Kertas Tjiwi Kimia Tbk PT                      3,678,500   1,295,724
    Pakuwon Jati Tbk PT                                 191,196,400  10,118,857
    Pan Brothers Tbk PT                                  40,775,300   1,497,489
*   Panin Financial Tbk PT                              191,114,600   4,278,450
*   Paninvest Tbk PT                                      5,396,500     576,378
*   Pelat Timah Nusantara Tbk PT                            115,100      34,883
    Perusahaan Gas Negara Persero Tbk                    60,146,300  11,718,302
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT                                                 43,221,000   4,228,759
*   Pool Advista Indonesia Tbk PT                         4,564,400   1,342,894
    PP Persero Tbk PT                                    33,104,790   7,735,095
    PP Properti Tbk PT                                   24,103,100     345,005
    Ramayana Lestari Sentosa Tbk PT                      33,413,600   2,918,487
    Resource Alam Indonesia Tbk PT                        2,034,000      67,791
*   Rimo International Lestari Tbk PT                    46,297,300     504,381
    Salim Ivomas Pratama Tbk PT                          35,335,600   1,372,175
    Sampoerna Agro PT                                     5,442,659   1,033,716
    Sawit Sumbermas Sarana Tbk PT                        38,723,300   4,308,860
*   Sekawan Intipratama Tbk PT                            2,876,400       4,727
    Selamat Sempurna Tbk PT                              14,233,600   1,412,925
    Semen Baturaja Persero Tbk PT                        13,569,800   3,750,827
    Semen Indonesia Persero Tbk PT                       15,394,700  12,791,784
*   Sentul City Tbk PT                                  274,392,800   3,009,769

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
*   Siloam International Hospitals Tbk PT                1,831,625 $  1,204,706
    Sinar Mas Multiartha Tbk PT                            278,500      206,894
*   Sitara Propertindo Tbk PT                           10,663,800      628,976
    Sri Rejeki Isman Tbk PT                            153,300,900    4,378,028
    Steel Pipe Industry of Indonesia PT                  1,402,300       13,384
*   Sugih Energy Tbk PT                                 97,767,600      365,118
    Sumber Alfaria Trijaya Tbk PT                          289,300       13,111
    Summarecon Agung Tbk PT                             70,588,664    5,909,799
    Surya Citra Media Tbk PT                            40,035,300    8,032,088
    Surya Semesta Internusa Tbk PT                      46,580,800    2,035,664
    Telekomunikasi Indonesia Persero Tbk PT             55,290,600   16,476,515
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR                                                  895,829   26,919,661
    Tempo Scan Pacific Tbk PT                              782,200       96,718
*   Tiga Pilar Sejahtera Food Tbk                       23,025,839      936,124
    Timah Tbk PT                                        45,187,867    3,535,614
    Tiphone Mobile Indonesia Tbk PT                     20,448,600    1,413,604
    Total Bangun Persada Tbk PT                         12,914,800      714,667
    Tower Bersama Infrastructure Tbk PT                 12,157,300    5,573,247
*   Trada Alam Minera Tbk PT                            66,115,000    1,579,896
    Trias Sentosa Tbk PT                                 3,690,500      111,740
*   Truba Alam Manunggal Engineering PT                 15,388,500       45,975
    Tunas Baru Lampung Tbk PT                           20,694,800    1,908,415
    Tunas Ridean Tbk PT                                  8,038,500      714,284
    Ultrajaya Milk Industry & Trading Co. Tbk PT        10,386,900      984,950
    Unilever Indonesia Tbk PT                            4,513,600   18,331,575
    United Tractors Tbk PT                              12,138,346   35,197,980
*   Vale Indonesia Tbk PT                               25,089,950    6,997,676
*   Visi Media Asia Tbk PT                              63,522,500    1,452,687
    Waskita Beton Precast Tbk PT                        20,495,800      724,780
    Waskita Karya Persero Tbk PT                        37,640,751    7,962,281
    Wijaya Karya Beton Tbk PT                           23,756,300    1,064,525
    Wijaya Karya Persero Tbk PT                         34,039,022    5,282,406
*   XL Axiata Tbk PT                                    31,797,900    7,097,676
                                                                   ------------
TOTAL INDONESIA                                                     844,983,367
                                                                   ------------
MALAYSIA -- (3.1%)
#   7-Eleven Malaysia Holdings Bhd Class B               2,095,800      838,723
#   Aeon Co. M Bhd                                       4,902,900    2,054,878
#   Aeon Credit Service M Bhd                              674,840    2,327,975
    Affin Holdings Bhd                                   4,004,300    2,599,161
    Ahmad Zaki Resources Bhd                               150,400       37,411
    AirAsia Bhd                                         16,760,400   17,796,434
#*  AirAsia X Bhd                                       32,132,500    3,338,318
    Ajinomoto Malaysia Bhd                                  41,800      220,313
    Alliance Bank Malaysia Bhd                           7,829,400    8,691,284
    Allianz Malaysia Bhd                                    12,700       42,709
    AMMB Holdings Bhd                                   12,002,450   14,838,040
    Amway Malaysia Holdings Bhd                            109,600      221,925
#   Ann Joo Resources Bhd                                2,102,950    1,881,386
    APM Automotive Holdings Bhd                            189,700      182,547
    Astro Malaysia Holdings Bhd                          9,167,100    6,109,497
    Axiata Group Bhd                                    16,817,424   24,491,088

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Batu Kawan Bhd                                         381,050 $ 1,934,412
    Benalec Holdings Bhd                                 5,069,600     512,576
*   Berjaya Assets BHD                                   1,025,100     107,657
#*  Berjaya Corp. Bhd                                   37,058,563   3,232,174
    Berjaya Food Bhd                                       117,300      52,614
*   Berjaya Land Bhd                                     2,769,200     237,968
    Berjaya Sports Toto Bhd                              6,166,098   3,574,551
*   Bermaz Auto Bhd                                      5,351,700   3,073,602
    BIMB Holdings Bhd                                    4,067,099   4,326,450
    Bonia Corp. Bhd                                      4,050,400     519,444
#*  Borneo Oil Bhd                                       9,879,600     215,745
    Boustead Holdings Bhd                                4,776,231   3,514,794
    Boustead Plantations Bhd                             1,787,400     774,313
    British American Tobacco Malaysia Bhd                  680,500   5,964,819
#*  Bumi Armada Bhd                                     27,411,350   5,916,287
    Bursa Malaysia Bhd                                   4,203,000  11,746,681
    CAB Cakaran Corp. Bhd                                1,365,100     320,153
#   Cahya Mata Sarawak Bhd                               5,337,800   5,953,186
    Can-One Bhd                                            637,500     474,023
#   Carlsberg Brewery Malaysia Bhd                       1,293,600   5,288,291
    CB Industrial Product Holding Bhd                    3,066,720   1,398,560
    CCM Duopharma Biotech Bhd                               25,864      18,359
    Century Logistics Holdings Bhd Class B                 174,800      43,686
    CIMB Group Holdings Bhd                             11,840,502  21,996,738
    Coastal Contracts Bhd                                1,927,077     646,355
#   CSC Steel Holdings Bhd                               1,189,000     470,265
    Cypark Resources Bhd                                 1,665,000   1,125,988
#   D&O Green Technologies Bhd                           6,826,200   1,153,317
#   Dagang NeXchange Bhd                                 9,235,600   1,135,270
    Daibochi Plastic & Packaging Industry Bhd               90,432      52,551
    Datasonic Group Bhd                                  5,938,000   1,795,013
*   Daya Materials Bhd                                   7,566,700     165,166
*   Dayang Enterprise Holdings Bhd                       3,462,212     716,238
#*  Destinii Bhd                                         2,830,200     437,903
    Dialog Group Bhd                                     9,903,784   6,494,537
#   DiGi.Com Bhd                                        12,966,620  16,455,769
    DKSH Holdings Malaysia Bhd                             101,400     101,439
#   DRB-Hicom Bhd                                       11,560,800   7,697,557
    Dutch Lady Milk Industries Bhd                          76,800   1,242,638
#   Eastern & Oriental Bhd                               8,089,821   2,964,736
*   Eco World Development Group Bhd                      4,908,200   1,763,497
#   Econpile Holldings Bhd                               6,368,800   2,025,126
#   Ekovest Bhd                                         12,036,450   3,065,740
    Engtex Group Bhd                                       277,300      77,384
#   Evergreen Fibreboard Bhd                             5,744,550     846,030
    Excel Force MSC Bhd                                    398,500     154,919
#   Felda Global Ventures Holdings Bhd                  15,633,500   8,051,909
    Fraser & Neave Holdings Bhd                             63,400     474,058
    Gabungan AQRS Bhd                                    1,355,000     673,637
#   Gadang Holdings Bhd                                  7,224,100   2,147,539
    Gamuda Bhd                                           7,673,300  10,071,053
#   Gas Malaysia Bhd                                       517,700     366,167
#   GD Express Carrier Bhd                               1,280,164     208,208

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Genting Bhd                                         12,873,400 $31,774,223
#   Genting Malaysia Bhd                                10,272,300  14,511,709
#   Genting Plantations Bhd                              1,038,800   2,668,802
#   George Kent Malaysia BHD                             3,479,487   3,407,246
#   Globetronics Technology Bhd                          2,200,120   3,565,739
    Glomac Bhd                                           3,883,440     527,706
    Goldis Bhd                                             478,372     384,542
*   Green Packet Bhd                                       130,000      17,688
    GuocoLand Malaysia Bhd                                 910,900     252,313
#   Hai-O Enterprise Bhd                                 1,696,900   2,344,728
#   HAP Seng Consolidated Bhd                            6,324,540  15,765,190
    Hap Seng Plantations Holdings Bhd                    1,441,000     943,135
    Hartalega Holdings Bhd                               4,143,000  12,565,143
    Heineken Malaysia Bhd                                  844,400   4,133,681
#*  Hengyuan Refining Co. Bhd                              932,300   3,074,054
#   HeveaBoard Bhd                                       5,011,300   1,283,617
    Hiap Teck Venture Bhd                                6,848,800     878,005
*   Hibiscus Petroleum Bhd                              13,300,800   3,311,699
    Hock Seng LEE BHD                                    1,486,112     621,648
    Hong Leong Bank Bhd                                  1,900,865   9,059,812
    Hong Leong Financial Group Bhd                       1,479,898   7,040,062
    Hong Leong Industries Bhd                              527,700   1,313,238
    HSS Engineers Bhd                                      283,600     117,101
    Hua Yang Bhd                                         1,801,644     279,086
    Hume Industries Bhd                                    436,836     230,598
    Hup Seng Industries Bhd                              1,172,100     331,022
    I-Bhd                                                1,185,700     161,214
    IFCA MSC Bhd                                           707,900      65,188
    IHH Healthcare Bhd                                   3,765,000   5,807,609
    IJM Corp. Bhd                                       21,605,626  17,114,649
    IJM Plantations Bhd                                  1,227,800     756,358
    Inari Amertron Bhd                                  15,904,688  13,440,829
    Inch Kenneth Kajang Rubber P.L.C.                      113,000      20,149
    Insas Bhd                                            5,972,002   1,483,131
    IOI Corp. Bhd                                       12,232,877  14,701,218
    IOI Properties Group Bhd                             8,380,019   4,277,143
*   Iris Corp. Bhd                                      13,227,200     730,688
#*  Iskandar Waterfront City Bhd                         3,729,400   1,308,075
*   JAKS Resources Bhd                                   2,723,900   1,215,023
#   Jaya Tiasa Holdings Bhd                              3,731,439   1,021,255
    JCY International Bhd                                6,295,800     693,138
    JHM Consolidation Bhd                                  186,600     155,231
#   Karex Bhd                                            1,516,325     446,498
    Kawan Food Bhd                                          18,533      13,529
    Keck Seng Malaysia Bhd                                 320,700     383,188
    Kenanga Investment Bank Bhd                          1,779,386     277,954
    Kerjaya Prospek Group Bhd                              808,700     843,240
    Kesm Industries Bhd                                     18,100      92,534
    Kian JOO CAN Factory Bhd                             1,828,780   1,383,775
    Kim Loong Resources Bhd                                276,320     296,145
#   Kimlun Corp. Bhd                                       818,584     478,752
#*  KNM Group Bhd                                       21,597,981   1,378,492
#   Kossan Rubber Industries                             3,503,900   7,783,375

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
#   KPJ Healthcare Bhd                                  17,625,500 $ 4,380,534
    Kretam Holdings Bhd                                  4,405,000     778,826
*   KSL Holdings Bhd                                     6,493,511   1,713,174
    Kuala Lumpur Kepong Bhd                              1,425,422   9,223,834
    Kumpulan Fima Bhd                                      909,400     365,969
    Kumpulan Perangsang Selangor Bhd                     2,613,800     871,364
*   Kwantas Corp. Bhd                                       23,900       8,625
#*  Lafarge Malayan Bhd                                  2,426,100   3,465,537
    Land & General Bhd                                  19,466,720   1,044,123
*   Landmarks Bhd                                        1,827,892     407,110
#   LBS Bina Group Bhd                                   3,507,500   2,128,577
    Lii Hen Indsustries Bhd                                849,200     674,533
#   Lingkaran Trans Kota Holdings Bhd                    1,025,900   1,509,695
#*  Lion Industries Corp. Bhd                            3,264,600   1,089,614
    LPI Capital Bhd                                        337,700   1,693,196
    Magni-Tech Industries Bhd                              654,200     834,335
#   Magnum Bhd                                           3,744,100   1,776,523
    Mah Sing Group Bhd                                  11,437,751   4,207,481
#   Malakoff Corp. Bhd                                   9,914,000   2,414,896
    Malayan Banking Bhd                                 17,756,936  45,994,371
#   Malayan Flour Mills Bhd                              2,270,800   1,274,036
*   Malayan United Industries Bhd                        2,963,600     166,834
    Malaysia Airports Holdings Bhd                       4,233,345   9,822,361
    Malaysia Building Society Bhd                       16,417,875   4,919,289
#*  Malaysia Marine and Heavy Engineering Holdings Bhd   2,926,800     595,349
#*  Malaysian Bulk Carriers Bhd                          4,295,323     880,380
    Malaysian Pacific Industries Bhd                     1,076,525   2,895,213
#   Malaysian Resources Corp. Bhd                       22,462,200   6,889,405
#   Malton Bhd                                           4,071,100     974,975
#   Matrix Concepts Holdings Bhd                         3,899,537   2,180,543
    Maxis Bhd                                            5,747,915   8,958,958
#   MBM Resources Bhd                                    1,220,910     735,974
    Media Chinese International, Ltd.                      905,600      88,326
#   Media Prima Bhd                                      7,465,620   1,300,833
    Mega First Corp. Bhd                                 1,239,700   1,193,052
    MISC Bhd                                             5,604,260  10,826,572
    Mitrajaya Holdings Bhd                               4,611,100   1,157,233
*   MK Land Holdings Bhd                                 4,400,800     262,744
#   MKH Bhd                                              2,951,675   1,279,199
    MMC Corp. Bhd                                        6,572,600   3,364,304
*   MNRB Holdings Bhd                                    1,451,650     978,428
*   MPHB Capital Bhd                                       907,800     351,042
#*  Mudajaya Group Bhd                                   3,292,433     780,613
#   Muhibbah Engineering M Bhd                           4,123,200   3,348,671
*   Mulpha International Bhd                             1,868,040   1,216,813
#   My EG Services Bhd                                  20,208,000  12,947,232
    Mynews Holdings Bhd                                     67,000      26,833
*   Naim Holdings Bhd                                    1,826,300     482,483
    Nestle Malaysia Bhd                                     20,000     581,018
    NTPM Holdings Bhd                                    1,527,800     226,969
*   OCK Group Bhd                                        2,161,400     478,548
#   Oldtown Bhd                                          3,200,625   2,503,778
    Oriental Holdings Bhd                                  717,840   1,197,974

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    OSK Holdings Bhd                                     8,049,767 $ 2,148,011
#   Padini Holdings Bhd                                  5,551,000   7,246,868
    Panasonic Manufacturing Malaysia BHD                    81,300     723,316
    Pantech Group Holdings Bhd                           1,605,800     269,500
    Paramount Corp. Bhd                                  1,174,825     571,635
#*  Parkson Holdings Bhd                                 5,091,135     690,480
*   Pentamaster Corp., Bhd                               2,040,660   1,356,158
*   Perdana Petroleum Bhd                                1,183,940     118,462
    PESTECH International Bhd                            1,029,800     480,199
#   Petron Malaysia Refining & Marketing Bhd               624,500   1,842,901
    Petronas Chemicals Group Bhd                         8,860,600  18,469,475
    Petronas Dagangan Bhd                                  987,300   6,219,732
    Petronas Gas Bhd                                     2,180,808   9,998,051
    Pharmaniaga Bhd                                        541,580     570,116
    Pie Industrial BHD                                   1,073,800     481,806
#   Pos Malaysia Bhd                                     2,949,900   3,725,270
    Power Root Bhd                                         206,500      97,010
    PPB Group Bhd                                        2,191,200   9,791,586
#   Press Metal Aluminium Holdings Bhd                  10,269,380  15,228,807
    Prestariang Bhd                                        876,900     393,700
#   Protasco Bhd                                         2,896,000     809,976
    Public Bank Bhd                                     10,443,311  58,865,314
#*  Puncak Niaga Holdings Bhd                            1,506,260     254,477
#   QL Resources Bhd                                     5,010,587   6,172,281
    RGB International Bhd                                5,050,600     354,590
#   RHB Bank Bhd                                         5,522,219   7,704,035
*   Rimbunan Sawit Bhd                                   1,063,700      97,999
*   Salcon Bhd                                           5,464,055     650,189
    Salutica Bhd                                            96,700      27,265
    Sam Engineering & Equipment M Bhd                       54,600     100,858
#   Sapura Energy Bhd                                   40,935,788   7,879,500
#   Sarawak Oil Palms Bhd                                  918,191     882,571
    Scicom MSC Bhd                                         252,900     110,024
#   Scientex Bhd                                         2,175,428   4,884,308
*   Scomi Group Bhd                                      4,140,850     262,542
    SEG International Bhd                                  533,828      88,922
    Selangor Dredging Bhd                                  366,400      82,471
#   Selangor Properties Bhd                                 78,800      97,995
    Shangri-La Hotels Malaysia Bhd                         382,300     484,679
    SHL Consolidated Bhd                                   171,700     116,242
    Sime Darby Bhd                                       7,751,187   6,076,418
*   Sime Darby Plantation Bhd                            7,751,187  10,937,471
*   Sime Darby Property Bhd                              7,751,187   3,142,037
*   Sino Hua-An International Bhd                        5,497,300     741,575
    SKP Resources Bhd                                    8,237,200   4,137,180
    SP Setia Bhd Group                                   4,296,140   3,426,571
#   Star Media Group Bhd                                 1,793,800     638,939
*   Sumatec Resources Bhd                                4,417,200      88,726
    Sunway Bhd                                          15,880,097   7,187,704
    Sunway Construction Group Bhd                        3,359,119   2,208,503
#   Supermax Corp. Bhd                                   5,044,750   2,829,536
    Suria Capital Holdings Bhd                             279,650     130,298
    Syarikat Takaful Malaysia Bhd                        3,151,000   3,013,097

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Symphony Life Bhd                                      321,132 $     63,523
    Ta Ann Holdings Bhd                                  2,188,923    1,865,166
    TA Enterprise Bhd                                   12,389,200    2,014,267
#   TA Global Bhd                                        9,393,740      867,391
    Taliworks Corp. Bhd                                    744,000      207,788
#   Tambun Indah Land Bhd                                2,204,100      538,176
    TAN Chong Motor Holdings Bhd                         1,250,700      548,790
    Tasek Corp. Bhd                                         38,700      106,149
#   TDM Bhd                                              9,957,530    1,190,034
    Telekom Malaysia Bhd                                 4,168,102    6,574,867
    Tenaga Nasional Bhd                                  9,934,181   40,174,307
    TH Plantations Bhd                                   1,213,540      327,328
#   Thong Guan Industries Bhd                              290,500      289,051
#   Time dotCom Bhd                                      1,620,760    3,641,834
#   Tiong NAM Logistics Holdings                         1,964,484      608,668
#   Top Glove Corp. Bhd                                  7,344,360   17,424,138
#   Tropicana Corp. Bhd                                  5,393,290    1,265,239
    TSH Resources Bhd                                    3,013,850    1,273,099
#   Tune Protect Group Bhd                               5,058,800    1,347,400
    Uchi Technologies Bhd                                2,260,040    1,640,811
    UEM Edgenta Bhd                                      2,685,700    1,720,581
*   UEM Sunrise Bhd                                     18,446,845    5,332,129
*   UMW Holdings Bhd                                     4,204,106    7,330,455
#*  UMW Oil & Gas Corp. Bhd                             30,804,492    2,554,882
#   Unisem M Bhd                                         6,826,520    5,279,253
#   United Malacca Bhd                                     206,050      339,868
    United Plantations Bhd                                 163,700    1,195,275
    United U-Li Corp. Bhd                                  562,200      461,242
    UOA Development Bhd                                  4,665,200    3,009,437
#   ViTrox Corp. Bhd                                       600,800      972,008
#*  Vivocom International Holdings Bhd                   7,251,300      221,475
#   VS Industry Bhd                                     10,174,740    7,954,985
*   Wah Seong Corp. Bhd                                  2,568,439      961,626
*   WCE Holdings Bhd                                     1,397,100      422,977
#*  WCT Holdings Bhd                                     9,896,747    3,959,344
    Wellcall Holdings Bhd                                3,201,950    1,262,397
    Westports Holdings Bhd                               6,220,900    5,588,316
#   WTK Holdings Bhd                                     2,932,850      522,076
    Yinson Holdings Bhd                                  2,500,700    2,701,911
*   YNH Property Bhd                                     3,931,294    1,408,711
#*  Yong Tai BHD                                            45,100       17,552
#   YTL Corp. Bhd                                       38,793,612   15,215,874
*   YTL Land & Development Bhd                             974,000      127,805
    YTL Power International Bhd                         10,566,859    3,386,817
    Zhulian Corp. Bhd                                      598,966      254,548
                                                                   ------------
TOTAL MALAYSIA                                                      974,724,193
                                                                   ------------
MEXICO -- (3.0%)
#   Alfa S.A.B. de C.V. Class A                         24,853,466   31,100,634
#   Alpek S.A.B. de C.V.                                 5,216,315    7,542,065
#   Alsea S.A.B. de C.V.                                 5,422,310   17,742,484
#   America Movil S.A.B. de C.V. Series L               41,793,981   39,140,279

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
MEXICO -- (Continued)
    America Movil S.A.B. de C.V. Series L ADR            3,795,557 $70,976,915
    Arca Continental S.A.B. de C.V.                      2,472,750  17,993,178
#*  Axtel S.A.B. de C.V.                                 9,729,282   2,493,515
#   Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand ADR                669,690   5,236,976
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B          4,434,633   6,993,242
#   Banregio Grupo Financiero S.A.B. de C.V.             2,855,341  17,753,304
*   Bio Pappel S.A.B. de C.V.                              222,356     240,136
    Bolsa Mexicana de Valores S.A.B. de C.V.             4,173,235   8,000,377
#*  Cemex S.A.B. de C.V.                                12,584,067  10,473,341
*   Cemex S.A.B. de C.V. Sponsored ADR                   5,715,096  47,378,147
#   Coca-Cola Femsa S.A.B. de C.V. Series L                255,761   1,957,810
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR           126,517   9,640,595
#   Consorcio ARA S.A.B. de C.V. Series *               10,679,101   4,475,505
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR                                                  339,768   2,881,233
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                              796,064     682,215
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                         222,600     250,267
    Corp. Actinver S.A.B. de C.V.                           61,598      46,004
    Corp. Inmobiliaria Vesta S.A.B. de C.V.              4,672,932   6,442,566
    Corp. Moctezuma S.A.B. de C.V. Series *                392,200   1,571,603
    Credito Real S.A.B. de C.V. SOFOM ER                 1,480,750   1,988,999
    Cydsa S.A.B. de C.V.                                     6,129      10,459
#*  Desarrolladora Homex S.A.B. de C.V.                    372,701      11,014
    Dine S.A.B. de C.V.                                      7,300       4,589
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         573,101   4,249,047
#*  Elementia S.A.B. de C.V.                                41,592      55,712
#*  Empresas ICA S.A.B. de C.V.                          4,691,828      58,648
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR      246,788      39,779
#   Fomento Economico Mexicano S.A.B. de C.V.              232,898   2,273,702
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                        503,407  49,102,319
#*  Genomma Lab Internacional S.A.B. de C.V. Class B     8,282,058   9,068,913
#   Gentera S.A.B. de C.V.                               7,808,256   7,085,924
#   Gruma S.A.B. de C.V. Class B                         1,861,418  22,258,906
*   Grupo Aeromexico S.A.B. de C.V.                        781,106   1,234,711
# Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 2,605,083 13,266,338 Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR                                                 100       4,093
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR    168,898  17,708,955
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                              921,345   9,656,629
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR      50,793   9,864,509
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                              820,276  15,954,873
#   Grupo Bimbo S.A.B. de C.V. Series A                  7,987,501  19,475,482
#   Grupo Carso S.A.B. de C.V. Series A1                 2,756,439  10,371,589
    Grupo Cementos de Chihuahua S.A.B. de C.V.             267,699   1,514,853
#   Grupo Comercial Chedraui S.A. de C.V.                2,812,516   6,257,675
#   Grupo Elektra S.A.B. de C.V.                           295,881  10,802,059
*   Grupo Famsa S.A.B. de C.V. Class A                   2,953,526   1,891,602
#   Grupo Financiero Banorte S.A.B. de C.V. Class O      6,698,373  42,900,107
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O      8,688,621  15,372,885
#   Grupo Financiero Interacciones SA de C.V. Class O      838,813   4,046,295
#*  Grupo GICSA S.A. de C.V.                               369,172     210,256
*   Grupo Gigante S.A.B. de C.V. Series *                   41,000     100,783
#   Grupo Herdez S.A.B. de C.V. Series *                 1,916,231   4,518,832

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                 101,749 $     59,972
    Grupo Industrial Saltillo S.A.B. de C.V.               171,097      307,964
#   Grupo KUO S.A.B. de C.V. Series B                      271,325      613,740
#   Grupo Lala S.A.B. de C.V.                            2,747,262    4,400,225
#   Grupo Mexico S.A.B. de C.V. Series B                22,742,918   80,307,578
*   Grupo Pochteca S.A.B. de C.V.                          387,811      197,325
#   Grupo Rotoplas S.A.B. de C.V.                          205,968      328,566
    Grupo Sanborns S.A.B. de C.V.                          611,992      680,658
#*  Grupo Simec S.A.B. de C.V. Series B                  1,573,641    5,432,398
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                 8,806       90,262
#*  Grupo Sports World S.A.B. de C.V.                      218,149      216,839
#   Grupo Televisa S.A.B. Series CPO                     3,799,096   15,727,718
    Grupo Televisa S.A.B. Sponsored ADR                  2,089,878   43,260,475
#*  Hoteles City Express S.A.B. de C.V.                  2,004,109    2,566,009
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              2,275,386    4,278,937
#   Industrias Bachoco S.A.B. de C.V. Series B           1,263,237    6,504,957
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR         52,638    3,260,398
#*  Industrias CH S.A.B. de C.V. Series B                2,230,197    9,994,801
    Industrias Penoles S.A.B. de C.V.                    1,028,467   23,833,214
    Infraestructura Energetica Nova S.A.B. de C.V.       3,026,322   15,772,468
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      9,572,869   17,935,226
#*  La Comer S.A.B. de C.V.                              4,560,270    4,643,148
#*  Maxcom Telecomunicaciones S.A.B. de C.V.               114,017       48,090
    Megacable Holdings S.A.B. de C.V.                    2,151,270    9,858,386
#   Mexichem S.A.B. de C.V. Series *                     8,328,914   23,623,967
#*  Minera Frisco S.A.B. de C.V. Class A1                2,251,102    1,487,692
#   Nemak S.A.B. de C.V.                                 1,725,059    1,444,057
#   Organizacion Cultiba S.A.B. de C.V.                    179,151      150,161
*   Organizacion Soriana S.A.B. de C.V. Class B          3,374,203    7,376,862
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                      1,373,446   14,061,554
#   Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                         14,954      117,299
#   Qualitas Controladora S.A.B. de C.V.                   876,941    2,194,267
#   Rassini S.A.B. de C.V.                                 289,404    1,179,277
#   Rassini S.A.B. De C.V. Class A                         212,106      442,406
#*  Telesites S.A.B. de C.V.                             5,729,487    4,309,795
#   TV Azteca S.A.B. de C.V.                             9,482,982    1,711,973
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR             496,176    1,812,832
    Vitro S.A.B. de C.V. Series A                          346,082    1,298,848
    Wal-Mart de Mexico S.A.B. de C.V.                   17,571,506   43,957,678
                                                                   ------------
TOTAL MEXICO                                                        947,860,950
                                                                   ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                              35,816      460,592
    Cia de Minas Buenaventura SAA ADR                      156,351    2,412,496
    Credicorp, Ltd.                                        153,400   35,532,042
*   Fossal SAA ADR                                           3,794        3,421
*   Grana y Montero SAA Sponsored ADR                      193,196      564,132
                                                                   ------------
TOTAL PERU                                                           38,972,683
                                                                   ------------
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                        818,000      112,596
    Aboitiz Equity Ventures, Inc.                        5,490,080    8,210,519

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
PHILIPPINES -- (Continued)
    Aboitiz Power Corp.                                   5,592,800 $ 4,475,931
    ACR Mining Corp.                                         11,905         779
*   Alliance Global Group, Inc.                          25,236,694   7,545,475
    Alsons Consolidated Resources, Inc.                   3,329,000      84,765
*   Apex Mining Co., Inc.                                10,012,000     295,030
*   Atlas Consolidated Mining & Development Corp.         2,979,300     282,433
    Ayala Corp.                                             880,470  18,024,433
    Ayala Land, Inc.                                     23,346,120  20,140,716
    Bank of the Philippine Islands                        2,540,353   5,899,207
    BDO Unibank, Inc.                                     5,931,203  17,674,888
    Belle Corp.                                          28,932,700   2,159,165
*   Bloomberry Resorts Corp.                             34,615,300   8,281,970
    Cebu Air, Inc.                                        2,545,740   4,916,451
    Cebu Holdings, Inc.                                   2,065,000     236,542
*   CEMEX Holdings Philippines, Inc.                        180,600      14,762
    Century Pacific Food, Inc.                            4,715,650   1,435,266
    Century Properties Group, Inc.                        1,153,062      10,457
    China Banking Corp.                                   1,482,290   1,048,746
    Cirtek Holdings Philippines Corp.                       606,590     591,372
    COL Financial Group, Inc.                               133,700      40,662
    Cosco Capital, Inc.                                   9,846,900   1,381,481
    D&L Industries, Inc.                                 23,389,800   5,549,863
    DMCI Holdings, Inc.                                  34,433,400   9,665,525
*   DoubleDragon Properties Corp.                         1,707,090   1,270,750
    East West Banking Corp.                               2,720,200   1,532,012
*   EEI Corp.                                             4,087,400     981,755
    Emperador, Inc.                                       2,872,600     457,005
*   Empire East Land Holdings, Inc.                      22,778,000     296,870
    Energy Development Corp.                             15,477,734   1,712,531
    Filinvest Development Corp.                              89,300      13,207
    Filinvest Land, Inc.                                146,785,687   5,344,358
    First Gen Corp.                                      12,208,900   3,800,970
    First Philippine Holdings Corp.                       2,514,320   3,029,222
*   Global Ferronickel Holdings, Inc.                     4,770,000     235,883
*   Global-Estate Resorts, Inc.                             647,000      16,676
    Globe Telecom, Inc.                                     165,055   6,111,919
    GT Capital Holdings, Inc.                               280,780   7,365,902
    Integrated Micro-Electronics, Inc.                    4,043,300   1,513,465
    International Container Terminal Services, Inc.       4,152,182   9,173,648
    JG Summit Holdings, Inc.                              6,587,650   9,832,451
    Jollibee Foods Corp.                                  2,440,877  13,537,672
    Leisure & Resorts World Corp.                         1,361,320     108,543
*   Lepanto Consolidated Mining Co.                      30,246,517      92,712
    Lopez Holdings Corp.                                 18,676,800   2,002,652
    LT Group, Inc.                                       11,529,400   5,045,265
    Macroasia Corp.                                         918,500     381,600
    Manila Electric Co.                                   1,272,620   8,401,552
    Manila Water Co., Inc.                               10,142,000   5,588,510
    Max's Group, Inc.                                     1,010,600     354,987
    Megawide Construction Corp.                           7,894,270   3,296,311
    Megaworld Corp.                                      93,207,600   8,994,570
*   Melco Resorts And Entertainment Philippines Corp.    16,852,200   2,793,797
    Metro Pacific Investments Corp.                      80,241,900  10,104,060

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PHILIPPINES -- (Continued)
    Metro Retail Stores Group, Inc.                        154,000 $     11,171
    Metropolitan Bank & Trust Co.                        3,032,155    5,877,469
    Nickel Asia Corp.                                    7,240,300      929,334
    Pepsi-Cola Products Philippines, Inc.               10,958,791      618,766
    Petron Corp.                                        20,168,200    3,775,751
    Philex Mining Corp.                                  2,206,050      288,293
*   Philippine National Bank                             2,138,603    2,459,511
    Philippine Stock Exchange, Inc. (The)                   84,552      404,343
*   Philweb Corp.                                        4,141,140      540,883
    Phinma Energy Corp.                                 14,418,000      457,818
    Phoenix Petroleum Philippines, Inc.                  2,461,270      604,784
    Pilipinas Shell Petroleum Corp.                         72,270       87,942
    PLDT, Inc.                                             270,235    8,248,296
    PLDT, Inc. Sponsored ADR                               214,346    6,548,270
    Premium Leisure Corp.                               34,418,000      825,531
*   Primex Corp.                                           105,400        9,801
    Puregold Price Club, Inc.                            4,967,400    5,162,222
*   PXP Energy Corp.                                     1,749,400      302,718
    RFM Corp.                                            6,096,300      572,862
    Rizal Commercial Banking Corp.                       2,065,765    2,021,047
    Robinsons Land Corp.                                16,299,450    6,627,820
    Robinsons Retail Holdings, Inc.                      1,802,460    3,327,408
    San Miguel Corp.                                     3,310,520    9,295,680
    San Miguel Pure Foods Co., Inc.                         29,030      351,422
    Security Bank Corp.                                  1,871,688    8,968,884
    Semirara Mining & Power Corp.                        8,066,800    5,961,685
    SM Investments Corp.                                   540,530   10,774,240
    SM Prime Holdings, Inc.                             22,103,790   15,895,942
*   SSI Group, Inc.                                      2,131,000      127,124
    STI Education Systems Holdings, Inc.                18,060,000      531,688
*   Top Frontier Investment Holdings, Inc.                 153,057      837,731
    Travellers International Hotel Group, Inc.           2,905,600      224,498
    Union Bank of the Philippines                        1,479,462    2,596,823
    Universal Robina Corp.                               3,555,680   11,180,750
    Vista Land & Lifescapes, Inc.                       51,263,000    6,973,405
    Xurpas, Inc.                                         2,943,500      249,153
                                                                   ------------
TOTAL PHILIPPINES                                                   355,140,954
                                                                   ------------
POLAND -- (1.6%)
*   AB SA                                                    2,455       23,214
*   Agora SA                                               185,588      799,031
*   Alior Bank SA                                          598,993   15,292,893
    Alumetal SA                                              2,852       48,258
    Amica SA                                                30,655    1,180,565
*   AmRest Holdings SE                                      18,645    2,309,812
    Apator SA                                               37,049      292,862
    Asseco Poland SA                                       722,514   10,035,100
    Bank Handlowy w Warszawie SA                           174,614    4,419,055
*   Bank Millennium SA                                   3,455,238    9,891,671
    Bank Pekao SA                                          320,962   13,028,343
    Bank Zachodni WBK SA                                   122,039   15,307,773
#*  Bioton SA                                              313,879      377,851

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
*   Boryszew SA                                           1,835,982 $ 5,292,127
    Budimex SA                                              101,929   6,273,604
    CCC SA                                                  171,348  14,779,534
#   CD Projekt SA                                           648,593  22,490,524
#*  CI Games SA                                             112,440      34,999
*   Ciech SA                                                372,572   6,856,187
*   Colian Holding SA                                        52,481      56,366
    ComArch SA                                               11,923     659,391
    Cyfrowy Polsat SA                                     1,303,905   9,373,963
    Dom Development SA                                       10,972     272,759
    Elektrobudowa SA                                          2,716      65,137
*   Emperia Holding SA                                       66,611   1,969,043
    Enea SA                                               2,171,402   7,134,124
#   Energa SA                                             1,108,685   3,977,112
#   Eurocash SA                                             708,299   5,708,430
    Fabryki Mebli Forte SA                                   96,552   1,410,549
*   Famur SA                                                333,200     622,787
    Firma Oponiarska Debica SA                               10,995     328,990
*   Getin Holding SA                                      2,424,449   1,078,694
#*  Getin Noble Bank SA                                   4,452,798   2,437,730
    Globe Trade Centre SA                                   268,688     786,507
    Grupa Azoty SA                                          222,810   4,719,472
    Grupa Azoty Zaklady Chemiczne Police SA                  17,834     105,468
    Grupa Kety SA                                            58,704   7,086,305
    Grupa Lotos SA                                        1,224,407  21,696,470
*   Impexmetal SA                                         1,188,985   1,532,990
#*  ING Bank Slaski SA                                      121,417   7,990,007
    Inter Cars SA                                            25,058   2,129,720
#*  Jastrzebska Spolka Weglowa SA                           452,623  13,135,523
    Kernel Holding SA                                       487,981   7,420,791
    KGHM Polska Miedz SA                                    935,730  30,709,821
#   KRUK SA                                                 128,191   8,807,908
    LC Corp. SA                                             827,206     776,222
    Lentex SA                                                34,442      77,639
    LPP SA                                                    5,328  15,476,484
    Lubelski Wegiel Bogdanka SA                              76,190   1,537,703
*   mBank SA                                                 76,577  11,652,903
#   Netia SA                                              1,878,054   2,966,837
    Neuca SA                                                 21,617   1,742,360
    Newag SA                                                    182         998
*   Orange Polska SA                                      4,211,819   7,721,216
    Orbis SA                                                 71,940   2,148,145
#   Pfleiderer Group SA                                      83,503     967,759
*   PGE Polska Grupa Energetyczna SA                      6,193,372  21,997,040
*   PKP Cargo SA                                             69,785   1,260,924
#*  Polnord SA                                              288,845     912,515
    Polski Koncern Naftowy Orlen SA                       2,073,148  67,242,072
    Polskie Gornictwo Naftowe i Gazownictwo SA            5,392,600  10,576,069
*   Powszechna Kasa Oszczednosci Bank Polski SA           2,247,285  30,637,985
    Powszechny Zaklad Ubezpieczen SA                      2,048,327  27,998,313
#*  Rafako SA                                               569,113     866,819
    Stalexport Autostrady SA                                473,559     632,577
    Stalprodukt SA                                            8,653   1,389,091

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
*   Tauron Polska Energia SA                            10,690,999 $  9,682,957
#   Trakcja SA                                             464,236      995,396
*   Vistula Group SA                                       823,246    1,277,006
    Warsaw Stock Exchange                                  218,310    3,104,418
    Wawel SA                                                   550      189,142
    Zespol Elektrowni Patnow Adamow Konin SA                49,544      210,363
                                                                   ------------
TOTAL POLAND                                                        493,990,413
                                                                   ------------
RUSSIA -- (1.3%)
    Etalon Group P.L.C. GDR(B5TWX80)                       650,174    2,082,348
    Etalon Group P.L.C. GDR(B5TWX80)                       275,179      880,573
    Gazprom PJSC Sponsored ADR                           6,741,346   33,941,046
    Globaltrans Investment P.L.C. GDR                      308,984    3,324,668
    Globaltrans Investment P.L.C. Sponsored GDR            193,097    2,073,874
*   Lenta, Ltd.(BJ621Y903)                                 143,301    1,004,649
*   Lenta, Ltd.(BJ621Y3)                                   697,614    4,883,298
    Lukoil PJSC Sponsored ADR(BYZDW2900)                   598,466   39,543,321
    Lukoil PJSC Sponsored ADR(BYZF386)                      85,675    5,641,699
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     641,904    6,727,524
*   Mail.Ru Group, Ltd. GDR                                 83,777    2,750,886
*   Mechel PJSC Sponsored ADR                              353,851    1,786,945
    MegaFon PJSC GDR(B8PQQ7905)                            377,606    3,660,745
    MegaFon PJSC GDR(58517T209)                             22,967      222,780
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                   111,699    2,302,116
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)               1,034,973   21,287,513
    Novatek PJSC GDR                                       111,723   14,888,161
    Novolipetsk Steel PJSC GDR(67011E204)                   91,022    2,384,776
    Novolipetsk Steel PJSC GDR(B0RTNX3)                    348,244    9,127,414
    O'Key Group SA GDR                                      71,285      182,191
    PhosAgro PJSC GDR                                      247,033    3,934,702
    Ros Agro P.L.C. GDR(B5MTFN7)                           135,725    1,395,603
    Ros Agro P.L.C. GDR(B5MTFN7)                             5,368       55,183
    Rosneft Oil Co. PJSC GDR(B1N63N5)                       46,475      284,520
    Rosneft Oil Co. PJSC GDR(B17FSC2)                    2,952,866   18,104,107
    Rostelecom PJSC Sponsored ADR(B114RM8)                 164,180    1,151,946
    Rostelecom PJSC Sponsored ADR(778529107)               169,123    1,165,257
    RusHydro PJSC ADR                                    4,579,241    5,656,718
    Sberbank of Russia PJSC Sponsored ADR(B5SC091)       4,081,901   82,263,053
    Sberbank of Russia PJSC Sponsored ADR(B3P7N29)       1,247,973   25,258,974
    Severstal PJSC GDR(B8F2W55)                             13,766      226,038
    Severstal PJSC GDR(B1G4YH7)                            650,882   10,689,876
    Tatneft PJSC Sponsored ADR                             781,396   47,392,705
    TMK PJSC GDR(B1FY0V4)                                   80,338      482,256
    TMK PJSC GDR(B39TMW4)                                  299,389    1,796,334
#   VEON, Ltd.                                           2,225,349    8,456,326
    VTB Bank PJSC GDR(B1W7FX3)                           4,709,682    8,915,428
    VTB Bank PJSC GDR(B1W7FX3)                           3,938,248    7,454,922
*   X5 Retail Group NV GDR                                 398,885   15,313,912
                                                                   ------------
TOTAL RUSSIA                                                        398,694,387
                                                                   ------------
SOUTH AFRICA -- (7.5%)
#   Adcock Ingram Holdings, Ltd.                           671,441    3,709,093

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
*   Adcorp Holdings, Ltd.                                  347,512 $    517,164
    Advtech, Ltd.                                        3,769,317    5,472,491
    Aeci, Ltd.                                           1,238,526   10,777,711
    African Oxygen, Ltd.                                   612,146    1,422,719
#*  African Phoenix Investments, Ltd.                    4,779,215      282,468
    African Rainbow Minerals, Ltd.                       1,457,755   15,677,342
    Afrimat, Ltd.                                           83,538      208,824
    Alexander Forbes Group Holdings, Ltd.                1,282,252      754,938
*   Allied Electronics Corp., Ltd. Class A                  58,091       62,396
    Alviva Holdings, Ltd.                                1,422,741    2,092,339
*   Anglo American Platinum, Ltd.                          285,924    8,594,244
    AngloGold Ashanti, Ltd.                                412,327    4,597,471
#   AngloGold Ashanti, Ltd. Sponsored ADR                4,151,296   46,826,619
*   ArcelorMittal South Africa, Ltd.                     1,520,629      472,954
#   Ascendis Health, Ltd.                                  800,062      797,866
#   Aspen Pharmacare Holdings, Ltd.                      1,448,701   33,104,166
    Assore, Ltd.                                           245,410    6,506,094
    Astral Foods, Ltd.                                     478,499    9,576,035
*   Attacq, Ltd.                                         3,114,086    5,146,448
*   Aveng, Ltd.                                          3,284,303      534,923
    AVI, Ltd.                                            3,912,324   35,527,976
    Balwin Properties, Ltd.                                 21,544        9,645
    Barclays Africa Group, Ltd.                          4,916,238   74,712,575
    Barloworld, Ltd.                                     3,371,023   47,968,772
#   Bid Corp., Ltd.                                      1,994,264   44,735,524
    Bidvest Group, Ltd. (The)                            3,137,599   66,065,783
    Blue Label Telecoms, Ltd.                            4,912,997    5,635,931
#*  Brait SE                                             1,387,560    4,511,372
    Capitec Bank Holdings, Ltd.                            295,321   19,941,467
#   Cashbuild, Ltd.                                        252,697    9,696,500
    Caxton and CTP Publishers and Printers, Ltd.           433,083      424,024
    City Lodge Hotels, Ltd.                                333,412    4,133,405
    Clicks Group, Ltd.                                   2,283,660   32,865,674
#   Clover Industries, Ltd.                                562,512      711,977
*   Consolidated Infrastructure Group, Ltd.                428,833      133,997
    Coronation Fund Managers, Ltd.                       2,263,532   15,029,628
#*  Curro Holdings, Ltd.                                   363,396    1,176,540
    DataTec, Ltd.                                        3,761,420    9,801,828
    Discovery, Ltd.                                      2,978,835   42,313,993
    Distell Group, Ltd.                                    292,479    3,427,130
#   DRDGOLD, Ltd.                                        3,818,510    1,183,728
    DRDGOLD, Ltd. Sponsored ADR                              4,569       13,433
*   enX Group, Ltd.                                        187,307      194,270
    EOH Holdings, Ltd.                                   1,195,218    6,458,379
    Evraz Highveld Steel and Vanadium, Ltd.                 35,483           67
    Exxaro Resources, Ltd.                               1,652,715   19,927,042
#*  Famous Brands, Ltd.                                    818,850    7,674,782
#   FirstRand, Ltd.                                     23,983,632  134,533,859
    Foschini Group, Ltd. (The)                           2,611,678   42,737,221
    Gold Fields, Ltd.                                      965,283    4,180,480
    Gold Fields, Ltd. Sponsored ADR                      8,819,444   37,747,220
    Grand Parade Investments, Ltd.                         885,554      187,579
*   Grindrod, Ltd.                                       5,849,425    6,474,397

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Group Five, Ltd.                                       715,984 $    615,057
    Harmony Gold Mining Co., Ltd.                        1,698,315    2,916,970
#   Harmony Gold Mining Co., Ltd. Sponsored ADR          4,049,087    7,166,884
*   Howden Africa Holdings, Ltd.                            15,743       47,844
    Hudaco Industries, Ltd.                                294,384    3,664,201
    Hulamin, Ltd.                                          737,867      335,721
#*  Impala Platinum Holdings, Ltd.                       4,599,163   14,126,714
#   Imperial Holdings, Ltd.                              1,756,323   42,115,392
    Investec, Ltd.                                       2,248,612   17,672,132
#   Invicta Holdings, Ltd.                                 134,203      637,352
    Italtile, Ltd.                                         301,167      345,818
    JSE, Ltd.                                            1,162,011   18,431,961
    KAP Industrial Holdings, Ltd.                        7,446,184    5,369,411
#   Kumba Iron Ore, Ltd.                                   727,340   21,998,722
    Lewis Group, Ltd.                                    1,279,340    3,602,740
    Liberty Holdings, Ltd.                               1,623,673   17,999,219
    Life Healthcare Group Holdings, Ltd.                14,094,781   32,328,788
*   Long4Life, Ltd.                                      1,628,088      753,701
#   Massmart Holdings, Ltd.                              1,419,359   16,691,983
    Merafe Resources, Ltd.                              10,593,226    1,478,629
    Metair Investments, Ltd.                             1,467,354    2,638,401
    Metrofile Holdings, Ltd.                               119,384       36,098
    MiX Telematics, Ltd. Sponsored ADR                       4,300       51,170
    MMI Holdings, Ltd.                                  11,664,857   22,286,105
    Mondi, Ltd.                                          1,149,350   30,742,900
    Mpact, Ltd.                                          1,596,834    3,645,424
    Mr. Price Group, Ltd.                                2,090,895   50,451,602
    MTN Group, Ltd.                                     11,863,655  131,368,560
    Murray & Roberts Holdings, Ltd.                      4,232,859    4,301,453
*   Nampak, Ltd.                                         6,522,521    8,392,848
    Naspers, Ltd. Class N                                  565,999  161,193,865
#   Nedbank Group, Ltd.                                  2,011,214   44,875,072
    NEPI Rockcastle P.L.C.                                 635,996    8,670,840
    Netcare, Ltd.                                        9,477,099   20,771,340
#*  Northam Platinum, Ltd.                               3,373,570   14,764,018
#   Novus Holdings, Ltd.                                   161,502       67,315
    Oceana Group, Ltd.                                     433,984    3,064,679
    Omnia Holdings, Ltd.                                   628,524    7,735,639
    Peregrine Holdings, Ltd.                             2,688,383    5,551,290
    Pick n Pay Stores, Ltd.                              3,543,087   20,316,800
    Pioneer Foods Group, Ltd.                              907,367   10,021,251
#*  PPC, Ltd.                                           14,149,017    9,698,438
    PSG Group, Ltd.                                        525,958    9,862,847
    Raubex Group, Ltd.                                   1,384,678    2,490,437
    RCL Foods, Ltd.                                        179,895      262,590
    Reunert, Ltd.                                        1,980,933   12,502,803
#   Rhodes Food Group Pty, Ltd.                            481,434      892,813
*   Royal Bafokeng Platinum, Ltd.                          314,089      847,754
    Sanlam, Ltd.                                        10,123,138   75,363,817
    Santam, Ltd.                                           343,750    8,652,680
    Sappi, Ltd.                                          5,964,385   42,881,857
    Sasol, Ltd.                                          2,086,723   74,986,740
#   Sasol, Ltd. Sponsored ADR                            1,144,917   40,965,130

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
    Shoprite Holdings, Ltd.                            3,230,604 $   67,247,727
#   Sibanye Gold, Ltd.                                 9,493,398     11,191,038
#   Sibanye Gold, Ltd. Sponsored ADR                   2,137,274     10,066,562
    SPAR Group, Ltd. (The)                             2,192,492     37,894,981
    Spur Corp., Ltd.                                     533,767      1,237,938
#*  Stadio Holdings, Ltd.                                571,245        359,847
    Standard Bank Group, Ltd.                          8,111,004    137,285,121
*   Stefanutti Stocks Holdings, Ltd.                     186,764         36,852
#   Steinhoff International Holdings NV               10,257,445      5,914,513
*   Sun International, Ltd.                            1,011,539      5,703,074
*   Super Group, Ltd.                                  4,221,188     15,935,042
    Telkom SA SOC, Ltd.                                3,343,880     14,535,516
    Tiger Brands, Ltd.                                 1,164,571     45,282,431
    Tongaat Hulett, Ltd.                               1,148,042     11,129,849
    Transaction Capital, Ltd.                            538,846        762,469
    Trencor, Ltd.                                        814,465      3,321,005
#   Truworths International, Ltd.                      4,667,009     38,486,924
    Tsogo Sun Holdings, Ltd.                           4,412,622      9,574,016
    Vodacom Group, Ltd.                                2,468,270     34,104,881
    Wilson Bayly Holmes-Ovcon, Ltd.                      632,490      8,467,561
    Woolworths Holdings, Ltd.                          8,272,509     44,825,727
                                                                 --------------
TOTAL SOUTH AFRICA                                                2,379,287,392
                                                                 --------------
SOUTH KOREA -- (16.5%)
#*  3S Korea Co., Ltd.                                    61,927        135,359
    A Tech Solution Co., Ltd.                             11,396        152,333
#   ABco Electronics Co., Ltd.                            64,901        704,141
    Able C&C Co., Ltd.                                    45,343        781,066
#   ABOV Semiconductor Co., Ltd.                          86,334        654,576
#*  Ace Technologies Corp.                               280,489      1,472,074
#*  Actoz Soft Co., Ltd.                                  42,950        835,291
*   ADTechnology Co., Ltd.                                11,341        121,057
    Advanced Digital Chips, Inc.                          67,547        193,561
#   Advanced Nano Products Co., Ltd.                      38,406        715,735
*   Advanced Process Systems Corp.                         9,609        316,894
#   Aekyung Petrochemical Co., Ltd.                      217,695      3,799,861
#   AfreecaTV Co., Ltd.                                   98,334      2,035,503
#*  Agabang&Company                                      235,245      1,334,775
    Ahn-Gook Pharmaceutical Co., Ltd.                     57,371        883,528
    Ahnlab, Inc.                                          29,808      1,564,344
#   AJ Networks Co., Ltd.                                126,004        914,453
#*  AJ Rent A Car Co., Ltd.                              203,227      2,348,798
#*  Ajin Industrial Co., Ltd.                             38,854        199,923
    AK Holdings, Inc.                                     60,006      4,804,247
*   Alticast Corp.                                        41,833        224,363
#   ALUKO Co., Ltd.                                      341,313      1,419,223
#   Amorepacific Corp.                                    84,637     23,712,891
#   AMOREPACIFIC Group                                   135,701     18,019,210
*   Amotech Co., Ltd.                                     97,329      4,473,492
#*  Anam Electronics Co., Ltd.                           287,995      1,199,644
#   Anapass, Inc.                                         53,579      1,117,553
#*  Aprogen Healthcare & Games, Inc.                      75,686        279,787

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  APS Holdings Corp.                                      312,792 $ 2,443,083
    Asia Cement Co., Ltd.                                    15,394   1,868,451
    ASIA Holdings Co., Ltd.                                  12,976   1,634,670
#   Asia Paper Manufacturing Co., Ltd.                       47,589     987,932
*   Asiana Airlines, Inc.                                 1,386,774   7,015,282
    Atec Co., Ltd.                                           27,224     318,610
#   Atinum Investment Co., Ltd.                             458,128   2,380,258
    AtlasBX Co., Ltd.                                           255      11,612
#*  AUK Corp.                                               239,917     683,578
#   Aurora World Corp.                                       56,550     640,901
#   Austem Co., Ltd.                                        179,145     946,480
#   Autech Corp.                                            182,200   2,293,854
#*  Automobile & PCB(6244222)                               204,214     155,818
    Automobile & PCB()                                      114,430      27,004
#   Avaco Co., Ltd.                                          92,390     676,662
#   Avatec Co., Ltd.                                         19,435     142,809
#   Baiksan Co., Ltd.                                       106,135     711,630
#*  Barun Electronics Co., Ltd.                             447,625     733,280
#*  Barunson Entertainment & Arts Corp.                     402,833     864,084
#   Bcworld Pharm Co., Ltd.                                  19,470     450,869
*   BG T&A Co.                                               16,647      77,479
#   BGF Co., Ltd.                                           100,927   1,447,021
*   BGF retail Co., Ltd.                                     54,068  11,139,148
#*  BH Co., Ltd.                                            123,268   2,250,180
#*  Binex Co., Ltd.                                         115,662   1,235,190
    Binggrae Co., Ltd.                                       42,711   2,642,997
#*  BioSmart Co., Ltd.                                      130,651     684,971
#*  Biotoxtech Co., Ltd.                                     17,647     178,740
#   BIT Computer Co., Ltd.                                   58,762     341,935
    Bixolon Co., Ltd.                                        25,914     177,181
#   Bluecom Co., Ltd.                                       122,798     815,938
    BNK Financial Group, Inc.                             1,869,655  18,540,995
#   Boditech Med, Inc.                                       69,473   1,330,450
#*  Bohae Brewery Co., Ltd.                                 672,238     642,282
#   BoKwang Industry Co., Ltd.                              106,717     589,103
    Bookook Securities Co., Ltd.                              9,783     257,441
#*  Boryung Medience Co., Ltd.                               43,593     623,068
#   Boryung Pharmaceutical Co., Ltd.                         21,741   1,152,465
#*  Bosung Power Technology Co., Ltd.                       395,658   1,105,370
#*  Brain Contents Co., Ltd.                                794,130     721,038
#   BRIDGETEC Corp.                                          32,953     192,439
#*  Bubang Co., Ltd.                                        225,789     715,930
    Bukwang Pharmaceutical Co., Ltd.                         33,724     870,301
    Busan City Gas Co., Ltd.                                    449      15,758
    BYC Co., Ltd.                                               418     119,140
#*  BYON Co., Ltd.                                           56,156     115,981
#   Byucksan Corp.                                          414,222   1,685,081
#*  C&S Asset Management Co., Ltd.                           74,925      46,045
#*  CammSys Corp.                                           319,730     852,770
#*  Capro Corp.                                             317,977   2,976,918
    Caregen Co., Ltd.                                        11,989   1,033,936
    Cell Biotech Co., Ltd.                                   65,960   2,987,524
#*  Celltrion Pharm, Inc.                                    60,461   5,518,562

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#*  Celltrion, Inc.                                         160,925 $47,402,482
#*  Chabiotech Co., Ltd.                                    156,058   5,664,659
#   Changhae Ethanol Co., Ltd.                               56,638     925,293
#*  Charm Engineering Co., Ltd.                             344,099     887,361
    Cheil Worldwide, Inc.                                   356,350   7,089,435
#*  Chemtronics Co., Ltd.                                    81,147     659,941
    Cheryong Electric Co., Ltd.                              13,695      87,078
#   Cheryong Industrial Co. Ltd/new                          30,580     249,864
#*  Chin Hung International, Inc.                           115,198     229,837
#   Chinyang Holdings Corp.                                 105,211     294,570
#*  Choa Pharmaceutical Co.                                  95,878     521,270
    Choheung Corp.                                              245      56,323
#   Chokwang Paint, Ltd.                                     53,005     511,277
    Chong Kun Dang Pharmaceutical Corp.                      46,867   6,431,023
#   Chongkundang Holdings Corp.                              24,349   1,780,288
#   Choong Ang Vaccine Laboratory                            28,913     491,563
#*  Chorokbaem Media Co., Ltd.                              422,204     632,675
    Chosun Refractories Co., Ltd.                             2,770     225,478
#   Chungdahm Learning, Inc.                                 64,446     976,758
#   CJ CGV Co., Ltd.                                        116,801   8,338,870
    CJ CheilJedang Corp.                                     80,676  27,083,784
    CJ Corp.                                                147,572  25,424,247
*   CJ E&M Corp.                                            128,224  10,838,887
    CJ Freshway Corp.                                        56,545   1,860,558
    CJ Hello Co., Ltd.                                      299,545   2,639,082
#*  CJ Logistics Corp.                                       45,584   6,183,469
*   CJ O Shopping Co., Ltd.                                  40,086   8,451,592
#*  CJ Seafood Corp.                                        119,537     327,271
#   CKD Bio Corp.                                            41,534   1,017,726
    Clean & Science Co., Ltd.                                23,315     393,688
    Com2uSCorp                                               75,042  10,235,991
#   Commax Co., Ltd.                                         44,138     313,708
    Coreana Cosmetics Co., Ltd.                             108,350     708,354
#   Cosmax BTI, Inc.                                         41,567   1,417,680
#   Cosmax, Inc.                                             61,659   7,445,263
#*  Cosmecca Korea Co., Ltd.                                  2,307     142,430
#*  CosmoAM&T Co., Ltd.                                      65,221     908,617
#*  Cosmochemical Co., Ltd.                                  67,605   1,807,685
#*  COSON Co., Ltd.                                          98,151   1,097,436
    Coway Co., Ltd.                                         228,200  20,330,365
    Coweaver Co., Ltd.                                       17,318     147,396
#   COWELL FASHION Co., Ltd.                                219,649   1,157,427
#*  Creaplanet Co., Ltd.                                     51,803      58,273
*   Creative & Innovative System                             57,566     101,344
*   Crown Confectionery Co., Ltd.                            15,023     208,763
#   CROWNHAITAI Holdings Co., Ltd.                          106,748   1,584,145
#*  CrucialTec Co., Ltd.                                    627,452   1,105,638
#   CS Wind Corp.                                            37,653   1,329,309
#*  CSA Cosmic Co., Ltd.                                     27,309      99,532
#*  CTC BIO, Inc.                                            47,007     690,075
#*  CTL, Inc.                                               159,799     872,932
#   Cuckoo Holdings Co., Ltd.                                 6,090     561,600
#*  Cuckoo Homesys Co., Ltd.                                  5,140     926,581

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#*  CUROCOM Co., Ltd.                                       140,600 $   387,966
#*  Curoholdings Co., Ltd.                                  317,087     310,278
    Cymechs, Inc.                                            21,228     310,954
#   D.I Corp.                                               229,056   1,067,782
#   Dae Dong Industrial Co., Ltd.                           103,272     952,653
    Dae Han Flour Mills Co., Ltd.                             9,998   1,624,351
#   Dae Hyun Co., Ltd.                                      284,889     740,445
#*  Dae Won Chemical Co., Ltd.                              250,699     652,449
    Dae Won Kang Up Co., Ltd.                               144,367     658,748
#*  Dae Young Packaging Co., Ltd.                           868,858     679,454
#   Dae-Il Corp.                                            175,291   1,425,608
#*  Daea TI Co., Ltd.                                       608,056   1,070,786
#   Daebongls Co., Ltd.                                      47,429     459,765
#*  Daechang Co., Ltd.                                      392,895     446,711
    Daechang Forging Co., Ltd.                                2,486     138,619
    Daeduck Electronics Co.                                 316,572   2,853,499
    Daeduck GDS Co., Ltd.                                   176,248   3,797,457
    Daegu Department Store                                   33,880     377,637
#   Daehan New Pharm Co., Ltd.                              112,554   1,548,294
    Daehan Steel Co., Ltd.                                  148,463   1,411,930
    Daehwa Pharmaceutical Co., Ltd.                          42,167   1,218,198
#*  Daejoo Electronic Materials Co., Ltd.                    42,084     661,660
    Daekyo Co., Ltd.                                        197,282   1,510,323
#*  Daekyung Machinery & Engineering Co., Ltd.              821,376     796,509
#   Daelim B&Co Co., Ltd.                                    75,237     482,381
    Daelim C&S Co., Ltd.                                      8,168      92,728
    Daelim Industrial Co., Ltd.                             178,431  13,559,124
#*  DAEMYUNG Corp. Co., Ltd.                                206,716     617,615
#   Daeryuk Can Co., Ltd.                                   119,023     744,474
    Daesang Corp.                                           192,055   4,811,230
    Daesang Holdings Co., Ltd.                              175,861   1,671,608
    Daesung Energy Co., Ltd.                                 13,173      74,011
#   Daesung Holdings Co., Ltd.                               22,393     172,794
*   Daesung Industrial Co., Ltd.                             20,720      93,746
#   Daesung Private Equity, Inc.                            139,156     488,101
#*  Daewon Cable Co., Ltd.                                  342,127     375,977
#*  Daewon Media Co., Ltd.                                   60,982     547,655
#   Daewon Pharmaceutical Co., Ltd.                          91,332   1,924,980
#   Daewon San Up Co., Ltd.                                  79,807     610,571
#*  Daewoo Electronic Components Co., Ltd.                  184,643     639,814
*   Daewoo Engineering & Construction Co., Ltd.             537,982   3,121,163
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.       72,065   1,635,827
    Daewoong Co., Ltd.                                      119,646   2,172,586
    Daewoong Pharmaceutical Co., Ltd.                        16,355   2,775,077
*   Dahaam E-Tec Co., Ltd.                                    1,420       4,488
    Daihan Pharmaceutical Co., Ltd.                          45,371   1,981,831
#   DaiShin Information & Communications Co., Ltd.           14,863      18,252
    Daishin Securities Co., Ltd.                            474,565   7,262,796
#*  Danal Co., Ltd.                                         191,212   1,017,273
    Danawa Co., Ltd.                                         14,125     206,989
#   Daou Data Corp.                                         231,591   3,177,833
#   Daou Technology, Inc.                                   342,179   8,019,763
#*  Dasan Networks, Inc.                                    100,338     655,443

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Dawonsys Co., Ltd.                                       65,644 $ 1,366,465
#   Dayou Automotive Seat Technology Co., Ltd.              741,131     756,259
#*  Dayou Plus Co., Ltd.                                    258,088     170,170
#*  DB Financial Investment Co., Ltd.                       289,875   1,357,400
*   DB HiTek Co., Ltd.                                      454,222   6,286,558
    DB Insurance Co., Ltd.                                  489,807  33,177,825
*   DB, Inc.                                                986,620     687,694
#   DCM Corp.                                                29,005     342,314
#*  Deutsch Motors, Inc.                                    133,809     837,004
    DGB Financial Group, Inc.                             1,241,812  14,410,766
#   DHP Korea Co., Ltd.                                      71,327     884,918
    Digital Chosun Co., Ltd.                                183,565     402,281
#   Digital Power Communications Co., Ltd.                  178,451   1,025,801
#*  DIO Corp.                                                79,992   3,031,776
#   Display Tech Co., Ltd.                                   15,091      55,718
#   DMS Co., Ltd.                                           182,417   1,313,059
#   DNF Co., Ltd.                                            87,912   1,201,778
#   Dong A Eltek Co., Ltd.                                  120,544   1,456,273
#*  Dong Ah Tire & Rubber Co., Ltd.                          42,233     529,961
    Dong-A Socio Holdings Co., Ltd.                          18,627   2,584,647
    Dong-A ST Co., Ltd.                                      31,535   3,512,299
    Dong-A Steel Technology Co., Ltd.                         2,668      16,920
#   Dong-Ah Geological Engineering Co., Ltd.                119,670   1,465,726
#   Dong-Il Corp.                                             6,915     346,246
#   Dongbang Transport Logistics Co., Ltd.                  107,587     160,572
*   Dongbu Corp.                                             46,491     469,269
#*  Dongbu Steel Co., Ltd.                                   37,096     368,173
    Dongil Industries Co., Ltd.                              13,290     995,730
#   Dongjin Semichem Co., Ltd.                              317,117   4,884,416
*   Dongkook Industrial Co., Ltd.                           326,363     394,209
    DongKook Pharmaceutical Co., Ltd.                        22,112   1,457,441
    Dongkuk Industries Co., Ltd.                            327,220   1,332,729
    Dongkuk Steel Mill Co., Ltd.                            692,134   7,867,660
#   Dongkuk Structures & Construction Co., Ltd.             268,137   1,500,265
#   Dongnam Marine Crane Co., Ltd.                          288,320     903,749
#   Dongsuh Cos., Inc.                                       55,934   1,531,945
#   Dongsung Chemical Co., Ltd.                              22,347     374,465
#   DONGSUNG Corp.                                          289,135   1,808,407
#   Dongsung Finetec Co., Ltd.                              124,064     966,337
#*  Dongsung Pharmaceutical Co., Ltd.                        92,084   1,190,928
#   Dongwha Enterprise Co., Ltd.                             32,841   1,172,805
    Dongwha Pharm Co., Ltd.                                 159,595   1,613,386
#   Dongwon Development Co., Ltd.                           481,317   2,385,285
    Dongwon F&B Co., Ltd.                                     9,766   2,387,755
    Dongwon Industries Co., Ltd.                             11,775   3,710,873
#   Dongwon Systems Corp.                                    31,070   1,518,814
*   Dongwoo Farm To Table Co., Ltd.                          12,142      48,213
#   Dongyang E&P, Inc.                                       52,051     636,444
#*  Dongyang Steel Pipe Co., Ltd.                           685,484     604,675
    Doosan Corp.                                             64,477   7,163,955
#*  Doosan Engine Co., Ltd.                                 512,103   2,150,338
#   Doosan Heavy Industries & Construction Co., Ltd.        606,410   9,652,965
#*  Doosan Infracore Co., Ltd.                            1,575,796  16,273,967

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   DoubleUGames Co., Ltd.                                   31,204 $ 1,790,503
    Douzone Bizon Co., Ltd.                                 180,009   8,074,289
#*  Dragonfly GF Co., Ltd.                                   36,843     167,075
#   DRB Holding Co., Ltd.                                    72,390     542,117
#   DSK Co., Ltd.                                            55,102     586,143
#   DSR Corp.                                                15,255      81,171
#   DSR Wire Corp.                                           72,923     408,907
#*  DST ROBOT Co., Ltd.                                     508,462   1,267,003
#   DTR Automotive Corp.                                     39,189   1,230,697
#*  Duk San Neolux Co., Ltd.                                 54,809   1,012,434
#*  Duksan Hi-Metal Co., Ltd.                                56,787     427,927
#   Duksung Co., Ltd.                                        41,724     166,703
#   DY Corp.                                                193,965   1,217,299
#   DY POWER Corp.                                           65,761   1,486,258
    e Tec E&C, Ltd.                                          18,386   2,489,371
    e-Credible Co., Ltd.                                      2,477      34,447
#   e-LITECOM Co., Ltd.                                      72,326     493,737
    E-MART, Inc.                                             82,666  22,461,541
#*  E-TRON Co., Ltd.                                      1,326,670     417,385
#   E1 Corp.                                                 24,716   1,373,331
#   Eagon Industrial, Ltd.                                   79,501     698,135
#   Easy Bio, Inc.                                          621,270   4,431,776
#*  EcoBio Holdings Co., Ltd.                                52,742     521,860
#*  Ecopro Co., Ltd.                                        149,228   5,608,050
    Eehwa Construction Co., Ltd.                             15,661      69,101
#   EG Corp.                                                 48,518     568,174
#*  Ehwa Technologies Information Co., Ltd.               3,590,906   1,215,631
    Elcomtec Co., Ltd.                                      135,076     285,341
#   Elentec Co., Ltd.                                       129,207     571,397
#*  ELK Corp.                                               326,464     274,432
#   EM-Tech Co., Ltd.                                       118,971   2,126,264
#*  Emerson Pacific, Inc.                                    41,141     982,958
#*  EMKOREA Co., Ltd.                                        71,409     258,250
#*  EMW Co., Ltd.                                            84,178     519,958
#   Enex Co., Ltd.                                          159,991     309,676
    ENF Technology Co., Ltd.                                133,660   2,578,683
#   Eo Technics Co., Ltd.                                    42,649   3,709,592
    eSang Networks Co., Ltd.                                  7,857      88,294
#   Estechpharma Co., Ltd.                                   60,050     912,845
*   ESTsoft Corp.                                             3,612      24,239
#   Eugene Corp.                                            564,755   3,410,850
*   Eugene Investment & Securities Co., Ltd.              1,047,463   4,113,520
#   Eugene Technology Co., Ltd.                              61,479   1,283,256
#   Eusu Holdings Co., Ltd.                                 121,662     862,493
#   EVERDIGM Corp.                                           73,877     684,983
#*  EXA E&C, Inc.                                            34,309      45,545
*   Exem Co., Ltd.                                           17,105      74,723
    Exicon Co., Ltd.                                         13,557     176,194
#   F&F Co., Ltd.                                            63,622   2,748,002
#   Farmsco                                                 143,855   1,791,421
#*  FarmStory Co., Ltd.                                     572,562     731,951
#*  Feelingk Co., Ltd.                                       91,616     305,473
#   Feelux Co., Ltd.                                        271,553     992,356

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Fila Korea, Ltd.                                         73,590 $ 5,947,730
#   Fine DNC Co., Ltd.                                      129,882     457,809
#   Fine Semitech Corp.                                     129,673     672,724
#   Fine Technix Co., Ltd.                                  311,817     780,811
#*  Finetex EnE, Inc.                                        77,805     490,697
#*  Firstec Co., Ltd.                                       107,198     372,049
#*  Foosung Co., Ltd.                                       523,470   5,292,995
    Fursys, Inc.                                             11,270     365,370
#*  G-SMATT GLOBAL Co., Ltd.                                100,865   1,333,164
    Gabia, Inc.                                              10,697      69,139
    Galaxia Communications Co., Ltd.                         40,898     246,157
#*  Gamevil, Inc.                                            36,545   2,328,241
    Gaon Cable Co., Ltd.                                     17,361     406,580
#*  GemVax Technology Co., Ltd.                              41,142     159,772
#*  Genic Co., Ltd.                                          40,914     646,919
#*  Genie Music Corp.                                        82,701     428,339
#   Geumhwa PSC Co., Ltd.                                     1,204      49,182
#*  Gigalane Co., Ltd.                                       96,120     311,961
#   GIIR, Inc.                                               16,730     147,853
#*  Global Display Co., Ltd.                                 53,667      94,875
*   Global Standard Technology Co., Ltd.                     75,085     836,382
#   GMB Korea Corp.                                         118,388   1,196,825
#*  GNCO Co., Ltd.                                          667,649   1,800,963
#   Golfzon Co., Ltd.                                        31,970   1,503,969
#   GOLFZONNEWDIN Co., Ltd.                                 281,303   1,531,694
*   Good People Co., Ltd.                                     8,052      15,508
    Grand Korea Leisure Co., Ltd.                           273,083   7,785,018
    Green Cross Corp.                                        15,757   3,498,245
    Green Cross Holdings Corp.                              105,383   4,210,982
#*  GS Engineering & Construction Corp.                     320,469   9,945,121
#*  GS Global Corp.                                         529,913   1,967,747
    GS Holdings Corp.                                       583,311  37,902,982
    GS Home Shopping, Inc.                                   20,775   4,316,848
#   GS Retail Co., Ltd.                                     170,344   6,202,743
#   Gwangju Shinsegae Co., Ltd.                               3,139     714,330
#*  GY Commerce Co., Ltd.                                    91,650     417,944
#   HAESUNG DS Co., Ltd.                                     28,280     492,423
#   Haesung Industrial Co., Ltd.                              6,757     103,090
    Haimarrow Food Service Co., ltd.                         26,164      54,873
    Haitai Confectionery & Foods Co., Ltd.                   14,688     235,207
#   Halla Corp.                                             170,278     652,930
    Halla Holdings Corp.                                     98,960   5,578,860
#   Han Kuk Carbon Co., Ltd.                                290,992   1,945,663
    Hana Financial Group, Inc.                            1,105,541  53,872,889
#*  Hana Micron, Inc.                                       158,675     794,744
    Hana Tour Service, Inc.                                  68,462   7,193,835
#   Hancom MDS, Inc.                                         31,870     634,296
#   Hancom, Inc.                                            111,106   2,028,490
#   Handok, Inc.                                             36,421   1,305,674
    Handsome Co., Ltd.                                      122,375   3,706,446
    Hanil Cement Co., Ltd.                                   34,680   5,416,812
#*  Hanil Vacuum Co., Ltd.(B4R6Z81)                         291,418     937,339
    Hanil Vacuum Co., Ltd.()                                 31,449      42,556

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Hanjin Heavy Industries & Construction Co., Ltd.        830,141 $ 2,884,187
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                   85,414     331,723
#*  Hanjin Kal Corp.                                        344,885   7,480,963
    Hanjin Transportation Co., Ltd.                         107,618   2,767,442
#*  Hankook Cosmetics Co., Ltd.                             117,489   2,066,809
#   Hankook Cosmetics Manufacturing Co., Ltd.                12,478     591,908
    Hankook Shell Oil Co., Ltd.                               6,654   2,383,379
    Hankook Tire Co., Ltd.                                  568,440  28,469,593
    Hankuk Glass Industries, Inc.                             3,770     129,891
    Hankuk Paper Manufacturing Co., Ltd.                     22,085     500,457
    Hankuk Steel Wire Co., Ltd.                               5,197      13,529
    Hanla IMS Co., Ltd.                                      12,172      88,374
#*  Hanmi Pharm Co., Ltd.                                    30,383  16,971,177
#*  Hanmi Science Co., Ltd.                                  26,322   2,586,682
#   Hanmi Semiconductor Co., Ltd.                           210,304   2,333,160
    HanmiGlobal Co., Ltd.                                    49,244     479,900
    Hanon Systems                                         1,150,124  14,050,058
#   Hans Biomed Corp.                                        41,866   1,134,939
#   Hansae Co., Ltd.                                        124,022   3,164,567
#   Hansae MK Co., Ltd.                                      16,796     197,397
#   Hansae Yes24 Holdings Co., Ltd.                         141,931   1,463,669
#   Hanshin Construction                                     65,240   1,511,725
#   Hanshin Machinery Co.                                   172,346     673,480
#   Hansol Chemical Co., Ltd.                                84,049   5,303,948
*   Hansol Holdings Co., Ltd.                               461,823   2,132,353
#   Hansol HomeDeco Co., Ltd.                               715,383   1,040,200
    Hansol Paper Co., Ltd.                                  205,666   2,984,293
#*  Hansol SeenTec Co., Ltd.                                233,491     228,309
*   Hansol Technics Co., Ltd.                               161,520   2,415,566
#   Hanssem Co., Ltd.                                        71,797  11,461,200
*   Hanwha Chemical Corp.                                   792,414  26,109,844
    Hanwha Corp.                                            572,533  25,222,985
#*  Hanwha Galleria Timeworld Co., Ltd.                      18,348     799,885
    Hanwha General Insurance Co., Ltd.                      670,323   5,680,805
#*  Hanwha Investment & Securities Co., Ltd.              1,428,139   4,865,475
    Hanwha Life Insurance Co., Ltd.                       2,354,181  16,538,707
#*  Hanwha Techwin Co., Ltd.                                246,972   7,782,647
#   Hanyang Eng Co., Ltd.                                    83,202   1,047,955
    Hanyang Securities Co., Ltd.                             31,255     236,497
#   Harim Co., Ltd.                                         488,061   1,609,011
#   Harim Holdings Co., Ltd.                                401,203   1,412,577
#   HB Technology Co., Ltd.                                 679,523   2,276,452
*   HDPRO Co., Ltd.                                          10,130      47,025
#   Heung-A Shipping Co., Ltd.                            1,498,762   1,176,294
#*  Heungkuk Fire & Marine Insurance Co., Ltd.              117,714     704,086
#   High Tech Pharm Co., Ltd.                                21,787     274,940
    Hite Jinro Co., Ltd.                                    172,931   3,726,174
    Hitejinro Holdings Co., Ltd.                             87,219     836,887
*   HizeAero Co., Ltd.                                          528       3,788
#   HMC Investment Securities Co., Ltd.                     196,314   2,278,917
#   Home Center Holdings Co., Ltd.                          606,039   1,101,047
#*  Homecast Co., Ltd.                                      162,139   2,134,897
    Hotel Shilla Co., Ltd.                                  104,501   9,072,452

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   HS Industries Co., Ltd.                                 350,387 $ 3,184,329
#   HS R&A Co., Ltd.                                        408,704   1,075,719
    Huchems Fine Chemical Corp.                             184,721   4,393,821
*   Hugel, Inc.                                              14,647   7,743,108
    Humax Co., Ltd.                                         170,318   1,397,861
    Humedix Co., Ltd.                                        33,234   1,365,712
#*  Huneed Technologies                                      50,058     595,977
    Huons Co., Ltd.                                          39,855   3,763,736
#   Huons Global Co., Ltd.                                   47,890   3,024,807
    Husteel Co., Ltd.                                         6,856     102,479
#   Huvis Corp.                                             136,673   1,523,461
#   Huvitz Co., Ltd.                                         56,799     727,003
#   Hwa Shin Co., Ltd.                                      195,318     837,645
    Hwacheon Machine Tool Co., Ltd.                           4,928     285,133
#   Hwail Pharm Co., Ltd.                                    91,603     631,091
#   Hwajin Co., Ltd.                                        130,069     780,360
    Hwangkum Steel & Technology Co., Ltd.                    80,214   1,002,349
    HwaSung Industrial Co., Ltd.                            104,801   1,602,261
#   Hy-Lok Corp.                                             71,338   1,740,249
    Hyosung Corp.                                           220,214  27,831,041
#   HyosungITX Co., Ltd.                                      8,136     108,170
#   Hyundai BNG Steel Co., Ltd.                             115,287   1,553,821
*   Hyundai Cement Co.                                        5,301      82,003
*   Hyundai Construction Equipment Co., Ltd.                 15,338   2,926,837
#   Hyundai Corp Holdings Inc.                               68,295     992,114
    Hyundai Corp.                                            79,255   1,553,103
    Hyundai Department Store Co., Ltd.                      113,305  11,032,864
    Hyundai Development Co-Engineering & Construction       317,235  13,125,283
*   Hyundai Electric & Energy System Co., Ltd.               15,724   1,808,294
    Hyundai Elevator Co., Ltd.                               88,419   4,985,679
    Hyundai Engineering & Construction Co., Ltd.            580,829  23,315,872
#   Hyundai Engineering Plastics Co., Ltd.                  229,928   1,728,773
    Hyundai Glovis Co., Ltd.                                121,187  15,854,158
    Hyundai Greenfood Co., Ltd.                             220,768   3,322,603
#*  Hyundai Heavy Industries Co., Ltd.                      100,258  13,023,783
    Hyundai Home Shopping Network Corp.                      24,964   2,790,925
    Hyundai Hy Communications & Networks Co., Ltd.          340,947   1,385,838
    Hyundai Livart Furniture Co., Ltd.                       71,724   1,951,808
    Hyundai Marine & Fire Insurance Co., Ltd.               625,526  27,132,313
*   Hyundai Merchant Marine Co., Ltd.                        99,372     429,928
#*  Hyundai Mipo Dockyard Co., Ltd.                          91,283   9,503,521
    Hyundai Mobis Co., Ltd.                                 181,962  42,191,834
    Hyundai Motor Co.                                       424,645  64,493,902
#   Hyundai Pharmaceutical Co., Ltd.                        177,774     997,156
*   Hyundai Robotics Co., Ltd.                               36,391  15,521,538
#*  Hyundai Rotem Co., Ltd.                                 122,642   1,968,871
    Hyundai Steel Co.                                       428,727  22,842,231
    Hyundai Telecommunication Co., Ltd.                      30,102     310,092
#   Hyundai Wia Corp.                                       121,542   7,043,974
#   HyVision System, Inc.                                    67,929     932,905
#   I Controls, Inc.                                         39,923     563,068
*   I&C Technology Co., Ltd.                                 15,860      95,085
*   i-Components Co., Ltd.                                   44,085     341,058

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    i-SENS, Inc.                                             51,443 $ 1,329,543
    I3System, Inc.                                           23,485     531,961
#*  iA, Inc.                                                164,417     705,644
#   ICD Co., Ltd.                                           149,175   1,814,141
#*  IHQ, Inc.                                               796,036   2,019,614
    IL Dong Pharmaceutical Co., Ltd.                         28,209     739,905
#   IlDong Holdings Co., Ltd.                                25,241     376,254
    Ilji Technology Co., Ltd.                                 2,788      11,266
#   Iljin Diamond Co., Ltd.                                  11,219     320,143
*   Iljin Display Co., Ltd.                                  45,375     317,273
#   Iljin Electric Co., Ltd.                                155,781     694,026
#   Iljin Holdings Co., Ltd.                                203,452   1,132,547
#   Iljin Materials Co., Ltd.                                60,362   2,193,977
#   Ilshin Spinning Co., Ltd.                                13,882   1,468,372
*   Ilshin Stone Co., Ltd.                                  158,630     181,433
*   ilShinbiobase Co,Ltd.                                   141,036     340,112
#   Ilsung Pharmaceuticals Co., Ltd.                          3,660     422,186
    Ilyang Pharmaceutical Co., Ltd.                          46,678   1,853,821
#*  IM Co., Ltd.                                            262,796     853,597
    iMarketKorea, Inc.                                      175,852   1,671,660
#   iMBC Co., Ltd.                                           28,170      92,017
    InBody Co., Ltd.                                         88,410   3,506,990
*   INCON Co., Ltd.                                          39,775     283,899
*   Industrial Bank of Korea                              1,219,897  19,008,156
#*  Infinitt Healthcare Co., Ltd.                            68,143     612,171
    InfoBank Corp.                                           29,188     275,925
#*  Infraware, Inc.                                         126,506     199,493
#*  INITECH Co., Ltd.                                        97,300     925,043
#*  InkTec Co., Ltd.                                         12,681      44,183
#   Innocean Worldwide, Inc.                                 27,560   1,813,881
#*  InnoWireless, Inc.                                       22,924     409,604
#*  Innox Advanced Materials Co., Ltd.                       55,733   3,685,720
#*  Innox Corp.                                              23,286     349,484
*   Insun ENT Co., Ltd.                                     283,825   2,075,363
*   Insung Information Co., Ltd.                             34,426     170,881
#   Intelligent Digital Integrated Security Co., Ltd.        27,364     197,562
#*  Interflex Co., Ltd.                                      35,872   1,179,189
    Intergis Co., Ltd.                                       13,600      41,247
#   Interojo Co., Ltd.                                       72,008   3,124,016
    Interpark Corp.                                          89,753     801,828
    Interpark Holdings Corp.                                531,262   2,106,890
#   INTOPS Co., Ltd.                                        147,838   1,472,868
#*  INVENIA Co., Ltd.                                       125,957     484,314
    Inzi Controls Co., Ltd.                                  71,747     504,494
#   INZI Display Co., Ltd.                                  124,958     219,282
#*  Iones Co., Ltd.                                          60,643     669,796
    IS Dongseo Co., Ltd.                                    148,785   5,474,898
    ISC Co., Ltd.                                            74,864   1,289,287
#   ISU Chemical Co., Ltd.                                  109,951   1,575,504
#   IsuPetasys Co., Ltd.                                    234,511     966,161
#   It's Hanbul Co., Ltd.                                    11,035     654,922
    J.ESTINA Co., Ltd.                                       63,003     349,165
#*  Jaeyoung Solutec Co., Ltd.                               61,384     156,459

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Jahwa Electronics Co., Ltd.                              97,182 $ 2,355,544
#   JASTECH, Ltd.                                           111,800   1,858,161
#*  Jayjun Cosmetic Co., Ltd.                                85,547   1,345,035
    JB Financial Group Co., Ltd.                          1,390,999   8,591,180
#   JC Hyun System, Inc.                                     61,285     572,890
*   Jcontentree Corp.                                       455,946   2,992,106
#   Jeil Pharma Holdings, Inc.                                7,129     250,064
*   Jeil Pharmaceutical Co., Ltd.                            13,606     938,952
    Jeju Air Co., Ltd.                                       54,300   1,959,907
#*  Jeju Semiconductor Corp.                                 71,553     381,767
*   Jeongsan Aikang Co., Ltd.                                49,191     141,366
    Jinro Distillers Co., Ltd.                               12,015     372,583
#   Jinsung T.E.C.                                           73,639     963,420
#   JLS Co., Ltd.                                            34,011     241,200
    JS Corp.                                                 12,035     186,113
#*  Jusung Engineering Co., Ltd.                            338,457   4,130,832
    JVM Co., Ltd.                                            19,594   1,087,954
#   JW Holdings Corp.                                       276,745   2,399,818
#   JW Pharmaceutical Corp.                                  48,585   2,262,685
#*  JYP Entertainment Corp.                                 275,143   4,032,975
#   Kakao Corp.                                              53,822   7,058,306
#*  Kanglim Co., Ltd.                                       154,583     535,145
    Kangnam Jevisco Co., Ltd.                                33,575   1,132,513
#   Kangwon Land, Inc.                                      243,177   7,383,754
#   KAON Media Co., Ltd.                                    122,947   1,526,506
*   KB Financial Group, Inc.                                645,129  40,570,824
#*  KB Financial Group, Inc. ADR                            460,499  28,859,472
*   KB Metal Co., Ltd.                                       52,476     131,146
    KC Co., Ltd.                                             72,985   1,421,964
    KC Cottrell Co., Ltd.                                     5,541      27,128
#   KC Green Holdings Co., Ltd.                             149,516     834,177
#*  KC Tech Co., Ltd.                                        87,364   1,681,266
    KCC Corp.                                                37,116  14,625,445
    KCC Engineering & Construction Co., Ltd.                 44,705     374,489
#*  KD Construction Co., Ltd.                             3,108,662     554,890
#*  KEC Corp.                                             1,093,237   1,421,994
#   KEPCO Engineering & Construction Co., Inc.               53,233   1,191,814
#   KEPCO Plant Service & Engineering Co., Ltd.              96,518   3,786,237
#   Keyang Electric Machinery Co., Ltd.                     216,533   1,003,699
#*  KEYEAST Co., Ltd.                                       630,260   1,464,282
#   KG Chemical Corp.                                       114,862   2,898,705
    KG Eco Technology Service Co., Ltd.                     208,168     864,698
    Kginicis Co., Ltd.                                       75,281   1,448,388
#   KGMobilians Co., Ltd.                                   162,265   1,445,156
#   KH Vatec Co., Ltd.                                       70,221   1,029,230
    Kia Motors Corp.                                        935,931  30,346,635
    KISCO Corp.                                              47,964   1,659,736
    KISCO Holdings Co., Ltd.                                  6,400     432,143
#   Kishin Corp.                                             42,990     192,759
    KISWIRE, Ltd.                                            67,950   2,188,722
#*  Kiwi Media Group Co., Ltd.                              927,827     648,908
#   KIWOOM Securities Co., Ltd.                              73,101   7,323,404
#*  KleanNara Co., Ltd.                                     165,003     682,695

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
*   KMH Co., Ltd.                                           117,370 $ 1,265,794
*   KMH Hitech Co., Ltd.                                     53,654      65,290
*   KMW Co., Ltd.                                            29,677     674,293
    Kocom Co., Ltd.                                          25,809     185,923
#   Kodaco Co., Ltd.                                        454,566   1,302,440
#*  KODI-M Co., Ltd.                                        301,326     290,399
    Koh Young Technology, Inc.                               90,530   7,972,998
#   Kolao Holdings                                          222,274   1,133,114
    Kolmar BNH Co., Ltd.                                     65,475   2,152,214
#   Kolon Corp.                                              52,615   3,024,532
#   Kolon Global Corp.                                       82,109     816,445
    Kolon Industries, Inc.                                  116,412   8,872,755
    Kolon Life Science, Inc.                                 25,294   2,383,475
    Kolon Plastic, Inc.                                      88,624     714,528
#   Komelon Corp.                                            19,563     176,728
#*  Komipharm International Co., Ltd.                        59,209   2,230,573
#*  KONA I Co., Ltd.                                        124,441   1,577,955
#   Kook Soon Dang Brewery Co., Ltd.                        148,804     841,658
#   Kopla Co., Ltd.                                          80,410     387,804
#   Korea Aerospace Industries, Ltd.                        242,168  11,952,510
    Korea Airport Service Co., Ltd.                             449      22,407
#   Korea Alcohol Industrial Co., Ltd.                      166,039   1,404,059
#   Korea Asset In Trust Co., Ltd.                          108,841     760,245
#   Korea Autoglass Corp.                                    92,000   1,490,099
#   Korea Cast Iron Pipe Industries Co., Ltd.                60,530     562,602
#   Korea Circuit Co., Ltd.                                 128,475   1,495,525
    Korea District Heating Corp.                             27,847   2,015,792
*   Korea Electric Power Corp.                              342,185  11,446,716
#*  Korea Electric Power Corp. Sponsored ADR                707,559  11,759,631
    Korea Electric Terminal Co., Ltd.                        45,401   2,966,732
#   Korea Electronic Certification Authority, Inc.           89,901     808,001
#   Korea Electronic Power Industrial Development Co., Ltd.  93,274     361,584
#   Korea Export Packaging Industrial Co., Ltd.              11,810     195,188
    Korea Flange Co., Ltd.                                   30,363     284,232
    Korea Fuel-Tech Corp.                                    66,682     252,897
*   Korea Gas Corp.                                         158,064   7,303,599
#   Korea Industrial Co., Ltd.                               46,780     122,871
*   Korea Information & Communications Co, Ltd.             140,036   1,575,436
#   Korea Information Certificate Authority, Inc.            76,002     514,485
    Korea Investment Holdings Co., Ltd.                     237,823  19,452,064
#   Korea Kolmar Co., Ltd.                                   96,496   8,083,633
#   Korea Kolmar Holdings Co., Ltd.                          36,273   1,742,373
#*  Korea Line Corp.                                        125,029   3,652,694
#*  Korea Materials & Analysis Corp.                         49,129     619,222
#   Korea Petrochemical Ind Co., Ltd.                        31,457   9,757,092
    Korea Real Estate Investment & Trust Co., Ltd.          309,096     950,896
    Korea United Pharm, Inc.                                 57,626   1,806,827
    Korea Zinc Co., Ltd.                                     33,804  16,303,951
*   Korean Air Lines Co., Ltd.                              479,088  17,285,806
    Korean Reinsurance Co.                                  806,200   9,210,533
#   Kortek Corp.                                            109,566   1,564,127
    KPX Chemical Co., Ltd.                                   15,292     976,442
#*  KR Motors Co., Ltd.                                     240,304     142,261

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  KSCB Co., Ltd.                                           90,301 $   329,496
#   Ksign Co., Ltd.                                         159,104     362,784
    KSS LINE, Ltd.                                           73,952     675,845
    KT Corp.                                                 35,348     978,447
#*  KT Corp. Sponsored ADR                                  309,798   4,631,480
*   KT Hitel Co., Ltd.                                       92,400     579,121
    KT Skylife Co., Ltd.                                    258,198   3,542,209
#   KT Submarine Co., Ltd.                                  110,129     467,098
#   KT&G Corp.                                              389,610  38,855,151
#*  KTB Investment & Securities Co., Ltd.                   517,760   2,651,055
    KTCS Corp.                                              290,917     641,513
#   Ktis Corp.                                              260,641     829,929
    Kuk Il Paper Manufacturing Co., Ltd.                    113,317     106,057
*   Kuk Young G&M                                            79,758      91,463
#   Kukbo Design Co., Ltd.                                   20,918     418,807
    Kukdo Chemical Co., Ltd.                                 36,632   2,133,617
#   Kukdong Oil & Chemicals Co., Ltd.                        41,697     136,068
    Kukje Pharma Co., Ltd.                                   65,394     353,118
#*  Kum Yang Co., Ltd. .                                     19,425      54,205
*   Kumho Electric Co., Ltd.                                 20,272     157,870
    Kumho Industrial Co., Ltd.                              168,322   1,594,462
#   Kumho Petrochemical Co., Ltd.                           105,958  10,215,152
#*  Kumho Tire Co., Inc.                                  1,274,287   7,103,926
#   Kumkang Kind Co., Ltd.                                   28,232     912,375
    Kwang Dong Pharmaceutical Co., Ltd.                     305,887   2,847,883
#*  Kwang Myung Electric Co., Ltd.                          348,524     864,819
    Kwangju Bank Co., Ltd.                                  302,710   3,613,432
#*  Kyeryong Construction Industrial Co., Ltd.               28,081     504,571
    Kyobo Securities Co., Ltd.                              224,933   2,495,090
    Kyongbo Pharmaceutical Co., Ltd.                         93,434   1,300,091
#   Kyung Dong Navien Co., Ltd.                              39,371   2,506,952
#*  Kyung Nam Pharm Co., Ltd.                                91,049   1,239,860
#   Kyung-In Synthetic Corp.                                259,802   1,452,670
#   Kyungbang, Ltd.                                         100,344   1,359,740
#   Kyungchang Industrial Co., Ltd.                         114,559     418,240
*   KyungDong City Gas Co., Ltd.                             19,775     796,630
#   KyungDong Invest Co., Ltd.                                7,800     320,768
#   Kyungdong Pharm Co., Ltd.                                59,497   1,493,112
#   L&F Co., Ltd.                                           134,032   5,116,818
*   L&K Biomed Co., Ltd.                                     25,021     283,657
#*  LabGenomics Co., Ltd.                                    29,779     304,450
#*  LB Semicon, Inc.                                        417,561   1,264,838
#   LEADCORP, Inc. (The)                                    190,662   1,083,050
#*  Leaders Cosmetics Co., Ltd.                              79,269   1,503,048
    Lee Ku Industrial Co., Ltd.                             208,453     439,293
#   LEENO Industrial, Inc.                                   73,909   4,232,983
#   Leenos Corp.                                            132,336     318,470
    LF Corp.                                                206,377   6,609,272
    LG Chem, Ltd.                                           230,246  93,127,570
    LG Corp.                                                280,490  23,393,092
#   LG Display Co., Ltd.                                  2,416,021  72,571,164
#*  LG Display Co., Ltd. ADR                                865,280  12,901,325
    LG Electronics, Inc.                                    892,670  85,630,027

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    LG Hausys, Ltd.                                          79,371 $ 6,801,202
#   LG Household & Health Care, Ltd.                         41,152  45,320,240
#   LG Innotek Co., Ltd.                                     94,072  11,006,606
    LG International Corp.                                  344,139   9,650,690
    LG Uplus Corp.                                        1,376,178  18,420,943
#   LIG Nex1 Co., Ltd.                                       71,939   3,944,923
#   Lion Chemtech Co., Ltd.                                  43,728     560,961
#*  LIS Co., Ltd.                                            38,564     474,765
#*  Liveplex Co., Ltd.                                      546,566     854,347
#   LMS Co., Ltd.                                            35,029     299,265
    Lock & Lock Co., Ltd.                                    80,519   2,049,698
    Loen Entertainment, Inc.                                 33,711   3,480,502
#   LOT Vacuum Co., Ltd.                                     91,869   1,333,331
    Lotte Chemical Corp.                                    154,753  60,836,585
    Lotte Corp.                                              45,270   2,958,250
    LOTTE Fine Chemical Co., Ltd.                           154,140  11,083,487
    Lotte Food Co., Ltd.                                        244     145,533
    LOTTE Himart Co., Ltd.                                   82,410   5,942,635
#   Lotte Non-Life Insurance Co., Ltd.                      873,681   2,993,849
    Lotte Shopping Co., Ltd.                                 34,911   7,881,139
    LS Cable & System Asia, Ltd.                             29,316     202,066
    LS Corp.                                                156,838  11,599,148
    LS Industrial Systems Co., Ltd.                         110,952   7,163,324
#*  Lumens Co., Ltd.                                        411,972   1,814,074
#   Lutronic Corp.                                           53,172     697,690
#   Macquarie Korea Infrastructure Fund                   1,939,064  14,962,565
#*  Macrogen, Inc.                                           40,764   1,836,690
    Maeil Holdings Co., Ltd.                                 97,506   1,539,189
#*  Majestar Co., Ltd.                                       77,416     106,933
#   Mando Corp.                                              61,710  16,039,082
#*  Maniker Co., Ltd.                                       311,979     198,334
#*  Mcnex Co., Ltd.                                          49,719   1,168,339
#   Mediana Co., Ltd.                                        27,160     269,507
#*  Medifron DBT Co., Ltd.                                   35,548     246,673
    Medy-Tox, Inc.                                           29,295  16,708,085
#   Meerecompany, Inc.                                       14,187   1,089,587
#   MegaStudy Co., Ltd.                                      22,048     727,416
#   MegaStudyEdu Co., Ltd.                                   11,570     781,467
#*  Melfas, Inc.                                            133,450     599,059
    Meritz Financial Group, Inc.                            358,864   5,544,765
    Meritz Fire & Marine Insurance Co., Ltd.                506,770  11,817,831
#   Meritz Securities Co., Ltd.                           2,197,895  10,903,300
#   META BIOMED Co., Ltd.                                    89,828     367,495
#*  Mgame Corp.                                             159,392     757,622
*   MGENPLUS Co., Ltd.                                       28,121     242,987
    Mi Chang Oil Industrial Co., Ltd.                         3,580     284,638
#*  MiCo, Ltd.                                              418,598   1,663,999
#   Minwise Co., Ltd.                                        85,661   2,119,217
    Mirae Asset Daewoo Co., Ltd.                          1,281,806  13,494,128
*   Mirae Asset Life Insurance Co., Ltd.                    344,188   1,740,606
#*  Mirae Corp.                                           1,884,995     420,226
    Miwon Chemicals Co., Ltd.                                 1,485      80,545
*   Miwon Commercial Co., Ltd.                                  456      93,896

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Miwon Holdings Co., Ltd.                                  3,107 $   161,475
#*  Miwon Specialty Chemical Co., Ltd.                       10,036     561,196
#   MK Electron Co., Ltd.                                   263,244   2,956,781
#*  MNTech Co., Ltd.                                        193,366     943,970
#   Mobase Co., Ltd.                                        149,683     894,115
#*  Moda, Inc.                                               68,154     573,793
#*  Moda-InnoChips Co., Ltd.                                 34,587     347,760
    Modetour Network, Inc.                                  119,659   3,733,107
#   Monalisa Co., Ltd.                                       76,571     381,527
    MonAmi Co., Ltd.                                         38,910     122,211
#   Moorim P&P Co., Ltd.                                    257,349   1,320,536
#*  Moorim Paper Co., Ltd.                                  164,314     418,195
#   Motonic Corp.                                            75,693     765,629
#*  MPK Group, Inc.                                         104,321      96,349
    Muhak Co., Ltd.                                         121,853   2,265,005
#   Multicampus Co, Ltd.                                     17,010     533,591
#   Myungmoon Pharm Co., Ltd.                               149,887     882,924
    Namhae Chemical Corp.                                   187,302   2,165,728
*   Namsun Aluminum Co., Ltd.                               852,506     878,181
#*  Namuga Co., Ltd.                                          6,949     195,208
    Namyang Dairy Products Co., Ltd.                          2,766   1,810,385
    Nasmedia Co., Ltd.                                       19,432   1,447,615
*   Nature & Environment Co., Ltd.                           33,161      53,049
    NAVER Corp.                                              86,601  73,767,578
#   NCSoft Corp.                                             29,230  12,091,076
#   NeoPharm Co., Ltd.                                       46,021   2,132,660
#*  Neowiz                                                  114,662   1,624,081
*   Neowiz Holdings Corp.                                    61,439     797,126
#*  NEPES Corp.                                             259,172   2,499,114
#*  Neuros Co., Ltd.                                         40,918     347,481
    Nexen Corp.                                             231,783   1,649,457
    Nexen Tire Corp.                                        381,974   4,490,098
#*  Nexon GT Co., Ltd.                                       91,376   1,193,891
#*  Next Entertainment World Co., Ltd.                       59,292     560,526
#   Nexturn Co., Ltd.                                        74,891     992,099
    NH Investment & Securities Co., Ltd.                    945,926  14,872,446
*   NHN BUGS Corp.                                           16,527     147,088
*   NHN Entertainment Corp.                                 113,722   8,808,304
#*  NHN KCP Corp.                                           124,556   2,222,861
    NI Steel Co., Ltd.                                       21,389      63,199
    NICE Holdings Co., Ltd.                                 197,575   3,116,256
#   Nice Information & Telecommunication, Inc.               60,656   1,386,061
#   NICE Information Service Co., Ltd.                      361,764   3,387,457
#   NICE Total Cash Management Co., Ltd.                    185,952   2,281,005
#*  NK Co., Ltd.                                            862,659   1,183,716
#   Nong Shim Holdings Co., Ltd.                             19,093   2,029,337
#*  Nong Woo Bio Co., Ltd.                                   69,647   1,102,195
#   NongShim Co., Ltd.                                       15,054   4,561,526
    Noroo Holdings Co., Ltd.                                 17,467     265,701
#   NOROO Paint & Coatings Co., Ltd.                         94,812     786,551
    NPC                                                      83,760     446,479
#   NS Shopping Co., Ltd.                                   167,791   2,536,054
#*  Nuri Telecom Co., Ltd.                                   40,404     420,158

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  NUTRIBIOTECH Co., Ltd.                                   76,140 $ 1,853,978
#*  NUVOTEC Co., Ltd.                                        46,960     109,978
#   OCI Co., Ltd.                                           110,454  17,469,510
#*  Omnisystem Co., Ltd.                                    309,092     754,054
#   Openbase, Inc.                                          120,842     452,763
#   Opto Device Technology Co., Ltd.                        106,359     875,674
    OptoElectronics Solutions Co., Ltd.                      23,591     266,161
#*  OPTRON-TEC, Inc.                                        244,752   1,937,660
*   Orbitech Co., Ltd.                                      137,357     509,934
#*  Orientbio, Inc.                                         204,136     229,279
*   Orion Corp.                                              30,176   3,305,769
    Orion Holdings Corp.                                    445,471  11,370,822
#*  OSANGJAIEL Co., Ltd.                                     42,523     397,367
#*  Osstem Implant Co., Ltd.                                107,352   5,817,662
#*  Osung LST Co., Ltd.                                     803,573     464,196
    Ottogi Corp.                                              3,653   2,634,746
*   Paik Kwang Industrial Co., Ltd.                          86,465     237,556
#*  Pan Ocean Co., Ltd.                                   1,284,849   7,233,379
#*  Pan-Pacific Co., Ltd.                                   260,259     861,902
#   Pang Rim Co., Ltd.                                        5,145      98,268
#*  PaperCorea, Inc.                                        310,091     441,831
#   Paradise Co., Ltd.                                      110,302   2,442,665
    Partron Co., Ltd.                                       346,325   3,306,079
#*  Paru Co., Ltd.                                          275,716   1,046,153
#*  PATI Games Corp.                                         22,435     227,657
#*  People & Technologies, Inc.                              46,708     679,978
#   Pharma Research Products Co., Ltd.                       13,506     782,660
#*  Pharmicell Co., Ltd.                                    111,808     638,431
#*  Phoenix Materials Co., Ltd.                             162,456     148,957
#   Pixelplus Co., Ltd.                                      15,194     155,126
#*  PNE Solution Co., Ltd.                                   52,777     593,128
#*  Pobis TNC Co., Ltd.                                     230,955     405,298
    POSCO                                                   108,131  38,568,796
*   POSCO Sponsored ADR                                     507,145  45,379,335
    POSCO Chemtech Co., Ltd.                                109,089   5,038,965
    POSCO Coated & Color Steel Co., Ltd.                     26,311     787,928
    Posco Daewoo Corp.                                      289,642   6,535,043
#   Posco ICT Co., Ltd.                                     264,007   2,244,820
#   Posco M-Tech Co., Ltd.                                  117,592     370,217
*   Power Logics Co., Ltd.                                  337,292   1,974,082
#*  Prostemics Co., Ltd.                                     54,062     451,016
#   Protec Co., Ltd.                                         41,558     790,900
    PS TEC Co., Ltd.                                         14,235      81,322
    PSK, Inc.                                               145,195   3,323,817
#   Pulmuone Co., Ltd.                                        7,505   1,184,387
#   Pungkuk Alcohol Industry Co., Ltd.                       41,772     602,414
#   Pyeong Hwa Automotive Co., Ltd.                         145,036   1,507,690
#*  RaonSecure Co., Ltd.                                    211,560     762,345
    Rayence Co., Ltd.                                        28,140     558,230
#*  Redrover Co., Ltd.                                      232,079     904,231
#   Reyon Pharmaceutical Co., Ltd.                           30,379     701,217
#   RFsemi Technologies, Inc.                                20,093     119,855
#*  RFTech Co., Ltd.                                        180,530     870,172

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
#   Robostar Co., Ltd.                                    65,335 $    1,350,285
#   Rorze Systems Corp.                                   16,990         88,339
#*  S Net Systems, Inc.                                   96,018        542,695
#   S&S Tech Corp.                                       143,534        634,096
#*  S&T Corp.                                             11,003        172,106
*   S&T Dynamics Co., Ltd.                               219,146      1,739,165
    S&T Holdings Co., Ltd.                                78,631      1,145,828
    S&T Motiv Co., Ltd.                                   77,174      3,569,428
#   S-1 Corp.                                            108,269     10,076,353
#*  S-Connect Co., Ltd.                                  695,328      1,591,648
#   S-Energy Co., Ltd.                                   102,472        703,380
#*  S-MAC Co., Ltd.                                      861,286      1,123,015
    S-Oil Corp.                                          164,056     18,896,763
#*  S.Y. Panel Co., Ltd.                                 109,523        712,755
    Sajo Industries Co., Ltd.                             28,401      1,912,245
*   Sajodongaone Co., Ltd.                               191,615        270,009
#   Sam Chun Dang Pharm Co., Ltd.                        125,914      4,678,881
#*  SAM KANG M&T Co., Ltd.                                98,037        538,234
    Sam Young Electronics Co., Ltd.                      117,504      1,508,730
#   Sam Yung Trading Co., Ltd.                            74,097      1,300,854
#   Sam-A Pharm Co., Ltd.                                  6,959        121,951
#   Sambo Motors Co., Ltd.                                76,156        662,226
    Samchully Co., Ltd.                                   22,134      2,476,974
    Samchuly Bicycle Co., Ltd.                            55,766        550,845
#   Samho Development Co., Ltd.                          194,144        840,325
#*  Samho International Co., Ltd.                         16,025        228,811
#   SAMHWA Paints Industrial Co., Ltd.                    82,923        640,090
#   Samick Musical Instruments Co., Ltd.                 439,936      1,168,261
#   Samick THK Co., Ltd.                                  87,978      2,074,113
#*  Samji Electronics Co., Ltd.                          130,722      1,902,083
*   Samjin LND Co., Ltd.                                  95,857        247,284
    Samjin Pharmaceutical Co., Ltd.                       96,586      3,625,003
#   Samkee Automotive Co., Ltd.                          238,761        821,539
#   Samkwang Glass Co., Ltd.                              22,350      1,050,482
    Sammok S-Form Co., Ltd.                              107,632      1,338,985
*   SAMPYO Cement Co., Ltd.                              109,383        352,362
    Samsung C&T Corp.                                    152,296     20,247,153
    Samsung Card Co., Ltd.                               181,964      6,634,909
#   Samsung Climate Control Co., Ltd.                      5,930         66,066
    Samsung Electro-Mechanics Co., Ltd.                  201,000     19,997,702
    Samsung Electronics Co., Ltd.                        475,015  1,110,265,767
*   Samsung Engineering Co., Ltd.                        319,634      5,229,274
    Samsung Fire & Marine Insurance Co., Ltd.            138,471     37,448,992
#*  Samsung Heavy Industries Co., Ltd.                 1,689,653     14,513,773
    Samsung Life Insurance Co., Ltd.                     166,079     20,059,150
*   Samsung Pharmaceutical Co., Ltd.                     149,238        624,141
    Samsung SDI Co., Ltd.                                175,178     32,291,546
    Samsung SDS Co., Ltd.                                 63,174     15,166,253
    Samsung Securities Co., Ltd.                         450,261     18,354,604
#   SAMT Co., Ltd.                                       587,721      1,091,096
#   Samwha Capacitor Co., Ltd.                            98,324      4,245,277
    Samwha Electric Co., Ltd.                              5,991            129
#   Samyang Corp.                                         26,380      2,530,627

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Samyang Foods Co., Ltd.                                   19,983 $1,764,592
    Samyang Holdings Corp.                                    41,727  4,748,308
#   Samyang Tongsang Co., Ltd.                                18,526    771,670
*   Samyoung Chemical Co., Ltd.                              158,910    177,062
#   Samyoung M-Tek Co., Ltd.                                  34,531    146,959
#   Sang-A Frontec Co., Ltd.                                  43,118    744,681
#*  Sangbo Corp.                                             227,166    461,692
    Sangsin Brake                                             29,590    219,259
#   SaraminHR Co, Ltd.                                        31,126    680,487
#   Satrec Initiative Co., Ltd.                               11,491    496,811
#   SAVEZONE I&C Corp.                                       121,407    551,952
#*  SBI Investment Korea Co., Ltd.                         1,048,626  1,447,922
    SBS Contents Hub Co., Ltd.                                33,928    301,318
    SBS Media Holdings Co., Ltd.                             514,218  1,671,242
#*  SBW                                                    1,043,602  1,171,990
#*  SDN Co., Ltd.                                            122,179    189,891
    Seah Besteel Corp.                                       155,146  4,611,775
    SeAH Holdings Corp.                                        4,327    640,399
    SeAH Steel Corp.                                          39,979  3,909,344
    Sebang Co., Ltd.                                          97,216  1,237,776
    Sebang Global Battery Co., Ltd.                           78,719  2,675,354
    Sebo Manufacturing Engineer Corp.                         21,211    246,557
*   Seegene, Inc.                                             63,432  2,258,499
    Sejong Industrial Co., Ltd.                              117,088    986,101
*   Sejong Telecom, Inc.                                   2,724,046  1,632,576
#   Sejoong Co., Ltd.                                         79,996    238,989
#   Sekonix Co., Ltd.                                        100,668  1,393,159
#*  Selvas AI, Inc.                                           65,931    330,739
#   Sempio Foods Co.                                           8,094    330,164
#   Seobu T&D                                                210,833  2,373,640
#   Seohan Co., Ltd.                                         980,371  2,386,340
#   Seohee Construction Co., Ltd.                          2,125,815  2,522,785
    Seondo Electric Co., Ltd.                                 25,059     79,649
#   Seoul Auction Co., Ltd.                                   50,625    478,682
#*  Seoul Electronics & Telecom                               73,908     97,654
*   Seoul Food Industrial Co., Ltd.                        1,221,750    292,863
    Seoul Pharma Co., Ltd.                                    24,909    284,567
    Seoul Semiconductor Co., Ltd.                            354,462  8,130,242
*   Seouleaguer Co., Ltd.                                     28,917    111,255
    Seoulin Bioscience Co., Ltd.                              26,651    319,387
#   SEOWONINTECH Co., Ltd.                                   103,640    800,517
#   Seoyon Co., Ltd.                                         138,181  1,010,269
    Seoyon E-Hwa Co., Ltd.                                    60,864    620,020
#*  Sewon Cellontech Co., Ltd.                               423,186  1,385,627
    Sewon Precision Industry Co., Ltd.                         8,303    123,891
#   SEWOONMEDICAL Co., Ltd.                                  119,681    574,678
    SFA Engineering Corp.                                    195,972  7,089,380
#*  SFA Semicon Co, Ltd.                                   1,004,610  2,370,078
#*  SFC Co., Ltd.                                             70,224    188,849
#*  SG Corp.                                               1,031,223    914,553
#*  SG&G Corp.                                               236,478    724,163
#*  SGA Co., Ltd.                                            517,019    549,323
#   SH Energy & Chemical Co., Ltd.                         1,066,876  1,483,573

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Shin Poong Pharmaceutical Co., Ltd.                    225,378 $  1,805,321
*   Shinhan Financial Group Co., Ltd.                      668,040   33,165,475
*   Shinhan Financial Group Co., Ltd. ADR                  333,226   16,398,051
    Shinil Industrial Co., Ltd.                            485,981      689,021
#   Shinsegae Engineering & Construction Co., Ltd.          26,231      786,287
    Shinsegae Food Co., Ltd.                                 8,243    1,092,491
#   Shinsegae Information & Communication Co., Ltd.         11,216    1,313,084
#   Shinsegae International, Inc.                           18,504    1,449,874
    Shinsegae, Inc.                                         55,100   17,698,771
#*  Shinsung E&G Energy Co., Ltd.                          582,918    1,043,228
#*  Shinsung Tongsang Co., Ltd.                            817,909      922,703
#   Shinwha Intertek Corp.                                 240,196      601,458
*   Shinwon Construction Co., Ltd.                          17,181       95,875
#*  Shinwon Corp.                                          492,639      946,321
    Shinyoung Securities Co., Ltd.                          26,269    1,507,772
#   SHOWBOX Corp.                                          360,743    1,807,562
#*  Signetics Corp.                                        681,220      858,172
#*  SIGONG TECH Co., Ltd.                                   90,226      726,770
    Silicon Works Co., Ltd.                                 64,421    3,238,169
    Silla Co., Ltd.                                         62,636      941,400
    SIMMTECH Co., Ltd.                                     238,915    2,212,403
#*  SIMMTECH HOLDINGS Co., Ltd.                            297,091      672,134
    SIMPAC, Inc.                                           124,796      521,610
    Sindoh Co., Ltd.                                        36,842    2,448,836
    Sinil Pharm Co., Ltd.                                    4,242       52,033
    SJM Co., Ltd.                                           47,500      222,979
#   SK Bioland Co., Ltd.                                    46,277    1,029,032
*   SK Chemicals Co., Ltd.                                  51,066    5,499,473
#   SK D&D Co., Ltd.                                        23,382      727,632
#   SK Discovery Co., Ltd.                                  47,558    2,266,433
    SK Gas, Ltd.                                            45,546    4,518,681
    SK Holdings Co., Ltd.                                  275,387   82,098,700
    SK Hynix, Inc.                                       3,141,984  215,680,673
    SK Innovation Co., Ltd.                                275,113   52,682,128
#   SK Materials Co., Ltd.                                  42,116    6,703,867
    SK Networks Co., Ltd.                                  973,768    5,926,007
#*  SK Securities Co., Ltd.                              3,458,509    4,307,588
    SK Telecom Co., Ltd.                                    49,155   12,206,319
#   SK Telecom Co., Ltd. ADR                               122,524    3,371,860
    SKC Co., Ltd.                                          228,842    9,706,058
#*  SKC Solmics Co., Ltd.                                  326,832    1,560,455
#*  SKCKOLONPI, Inc.                                        74,118    3,043,373
#*  Skin n Skin Co., Ltd.                                  440,410      378,178
    SL Corp.                                               149,766    3,795,285
#*  SM Culture & Contents Co., Ltd.                        166,971      515,066
#*  SM Entertainment Co.                                    82,912    2,996,520
#   SMEC Co., Ltd.                                         211,737      827,333
*   SNTEK Co., Ltd.                                          5,277       40,372
#*  SNU Precision Co., Ltd.                                114,031      433,143
#*  Solborn, Inc.                                          118,015      711,018
#*  Solco Biomedical Co., Ltd.                             532,065      363,040
#*  Solid, Inc.                                            165,177      805,091
#   Songwon Industrial Co., Ltd.                           171,077    3,877,714

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Sonokong Co., Ltd.                                       165,220 $  601,842
#   Soosan Heavy Industries Co., Ltd.                         69,489     95,600
#   Soulbrain Co., Ltd.                                       93,944  5,365,122
#   SPC Samlip Co., Ltd.                                      18,390  2,729,736
    SPG Co., Ltd.                                             69,529    554,396
#   Spigen Korea Co., Ltd.                                    23,417  1,027,582
#   Ssangyong Cement Industrial Co., Ltd.                    206,788  4,274,583
*   Ssangyong Information & Communication                     29,138     34,131
*   Ssangyong Motor Co.                                      318,519  1,753,736
#   Suheung Co., Ltd.                                         44,547  1,492,934
#   Sun Kwang Co., Ltd.                                       20,418    382,887
#   Sunchang Corp.                                            62,367    504,789
#*  SundayToz Corp.                                           34,964  1,144,461
#   Sung Bo Chemicals Co., Ltd.                               54,377    308,064
#   Sung Kwang Bend Co., Ltd.                                246,302  2,696,575
#   Sungchang Enterprise Holdings, Ltd.                      645,022  1,857,568
#   Sungdo Engineering & Construction Co., Ltd.              117,463    789,790
*   Sungshin Cement Co., Ltd.                                200,661  1,185,631
    Sungwoo Hitech Co., Ltd.                                 454,016  2,998,663
#   Sunjin Co., Ltd.                                         127,502  2,029,704
#*  Sunny Electronics Corp.                                  108,274    287,229
#*  Suprema HQ, Inc.                                          25,328    151,419
#*  Suprema, Inc.                                             33,400    786,412
#*  Synopex, Inc.                                            707,533  3,488,890
#   Systems Technology, Inc.                                 115,066  3,040,686
#*  T'way Holdings, Inc.                                     400,501  1,931,184
    Tae Kyung Industrial Co., Ltd.                            73,750    378,510
    Taekwang Industrial Co., Ltd.                              3,429  4,427,553
#*  Taewoong Co., Ltd.                                       107,693  2,433,672
*   Taeyoung Engineering & Construction Co., Ltd.            475,768  5,386,748
#*  Taihan Electric Wire Co., Ltd.                           686,083    932,957
#*  Taihan Fiberoptics Co., Ltd.                             211,086  1,487,510
#*  Taihan Textile Co., Ltd.                                   6,505     85,068
#   Tailim Packaging Co., Ltd.                                90,302    295,536
#*  TBH Global Co., Ltd.                                     193,155  1,410,363
#   TechWing, Inc.                                           100,417  1,743,186
#   Telechips, Inc.                                           35,853    479,813
#*  Tellus Co., Ltd.                                         437,338    392,193
#   Tera Semicon Co., Ltd.                                   118,654  2,960,783
#   TES Co., Ltd.                                            137,309  4,503,580
#*  Tesna Co., Ltd.                                           63,681    785,649
*   Texcell-NetCom Co., Ltd.                                 367,421  8,369,679
#*  Theragen Etex Co., Ltd.                                   17,491    210,462
#*  Thinkware Systems Corp.                                   92,384    969,422
#*  TK Chemical Corp.                                        516,365  1,055,072
#   TK Corp.                                                 171,081  2,226,864
#   TOBESOFT Co., Ltd.                                        57,418    511,386
    Tokai Carbon Korea Co., Ltd.                              46,340  3,035,569
#   Tong Yang Moolsan Co., Ltd.                              593,641  1,018,719
    Tongyang Life Insurance Co., Ltd.                        461,598  3,402,498
    Tongyang pile, Inc.                                        5,078     24,947
#   Tongyang, Inc.                                         1,734,207  3,736,540
#   Tonymoly Co., Ltd.                                        34,741    668,960

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Top Engineering Co., Ltd.                               145,950 $   908,194
#   Toptec Co., Ltd.                                        200,796   5,120,562
#   Tovis Co., Ltd.                                         168,785   1,324,773
#*  Trais Co., Ltd.                                          52,841     110,613
    TS Corp.                                                 33,571     777,901
#   UBCare Co., Ltd.                                        141,001     550,802
#   Ubiquoss Holdings, Inc.                                 100,409     633,827
#*  Ubiquoss, Inc.                                           24,418     521,104
#*  Ubivelox, Inc.                                           14,683     150,609
#*  Ugint Co., Ltd.                                         500,015     702,173
    UIL Co., Ltd.                                            55,994     352,476
#   Uju Electronics Co., Ltd.                                51,931     687,183
#   Unick Corp.                                             103,383     787,801
    Unid Co., Ltd.                                           54,524   2,534,486
#   Union Materials Corp.                                   160,017     390,247
    Union Semiconductor Equipment & Materials Co., Ltd.     162,681   1,098,378
#   Uniquest Corp.                                          114,280   1,112,350
#*  Unison Co., Ltd.                                        470,561   1,656,349
#   UniTest, Inc.                                           222,571   2,539,852
    Value Added Technologies Co., Ltd.                       90,603   3,224,124
    Very Good Tour Co., Ltd.                                 17,333     183,425
    Vessel Co., Ltd.                                         10,708      72,284
#   Viatron Technologies, Inc.                               58,033   1,028,255
#*  VICTEK Co., Ltd.                                         75,937     276,537
#   Vieworks Co., Ltd.                                       78,049   3,220,070
#   Visang Education, Inc.                                   94,069   1,118,510
#*  Vitzrocell Co., Ltd.                                     67,928     345,922
#*  W Holding Co., Ltd.                                     275,256     153,408
#*  Webzen, Inc.                                            122,204   3,404,930
#*  Welcron Co., Ltd.                                       151,524     497,171
    WeMade Entertainment Co., Ltd.                           51,097   2,687,184
    Whanin Pharmaceutical Co., Ltd.                          98,586   2,260,305
#*  WillBes & Co. (The)                                     616,203   1,040,964
#   Winix, Inc.                                              36,736     601,531
#*  Winnova Co., Ltd.                                       246,261      33,727
    Wins Co., Ltd.                                           53,179     717,327
#   WiSoL Co., Ltd.                                         261,311   3,504,278
#*  WIZIT Co., Ltd.                                         288,767     657,046
#*  WONIK CUBE Corp.                                         99,642     272,506
#*  Wonik Holdings Co., Ltd.                                336,291   2,443,557
*   WONIK IPS Co., Ltd.                                     252,707   7,784,948
#*  Wonik Materials Co., Ltd.                                25,310   1,481,280
*   Wonik QnC Corp.                                          95,682   1,293,405
#*  Wonpung Mulsan Co., Ltd.                                 87,790     328,523
*   Woojin Plaimm Co., Ltd.                                   1,088       9,103
*   Woongjin Co., Ltd.                                      509,334   1,363,958
#*  Woongjin Energy Co., Ltd.                               140,710   1,168,580
*   Woongjin Thinkbig Co., Ltd.                             297,086   2,062,985
    Woori Bank                                            1,934,868  30,505,718
#   Woori Bank Sponsored ADR                                  2,625     124,215
#*  Woori Investment Bank Co., Ltd.                       2,373,818   1,533,906
#*  Woori Technology, Inc.                                  110,030      67,458
#*  Wooridul Pharmaceutical, Ltd.                            65,970     677,475

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
*   Woorison F&G Co., Ltd.                               242,424 $      591,497
#   Woory Industrial Co., Ltd.                            75,382      2,651,781
#   Wooshin Systems Co., Ltd.                             75,184        649,739
#   Woosu AMS Co., Ltd.                                   88,441        237,445
#   WooSung Feed Co., Ltd.                               222,792        643,573
*   Worldex Industry & Trading Co., Ltd.                   5,752         30,582
#   Y G-1 Co., Ltd.                                      183,430      3,079,632
#*  YD Online Corp.                                      135,587        499,912
#*  YeaRimDang Publishing Co., Ltd.                      190,097      1,825,105
#   Yeong Hwa Metal Co., Ltd.                            172,763        250,566
#   YES24 Co., Ltd.                                       32,156        173,351
    YESCO Co., Ltd.                                       15,886        665,037
*   Yest Co., Ltd.                                         6,406        263,863
#   YG Entertainment, Inc.                                75,054      2,079,271
*   YG Plus                                               11,026         21,121
#*  YJM Games Co., Ltd.                                  228,653        764,581
#   YMC Co., Ltd.                                         75,799      1,713,772
#   Yong Pyong Resort Co., Ltd.                          180,248      1,757,377
#*  Yonwoo Co., Ltd.                                      18,522        555,110
    Yoosung Enterprise Co., Ltd.                         173,620        600,733
#   YooSung T&S Co., Ltd.                                140,682        522,087
#   Youlchon Chemical Co., Ltd.                           88,619      1,671,982
#   Young Heung Iron & Steel Co., Ltd.                   174,829        207,690
*   Young In Frontier Co., Ltd.                           45,870        223,491
    Young Poong Corp.                                      2,368      2,350,164
#   Young Poong Precision Corp.                          104,827        873,170
*   Youngone Corp.                                       138,824      4,140,366
    Youngone Holdings Co., Ltd.                           36,433      1,919,896
#*  YoungWoo DSP Co., Ltd.                                95,019        493,146
    YTN Co., Ltd.                                         18,296         37,181
#*  Yuanta Securities Korea Co., Ltd.                  1,293,948      6,030,587
    Yuhan Corp.                                           29,556      6,439,375
    YuHwa Securities Co., Ltd.                             7,991        117,867
#*  Yungjin Pharmaceutical Co., Ltd.                     265,384      2,436,323
#*  Yuyang DNU Co., Ltd.                                 112,890        812,832
    Yuyu Pharma, Inc.                                     11,490        148,114
#   Zeus Co., Ltd.                                        54,159        875,247
*   Zungwon En-Sys, Inc.                                   9,089         24,536
                                                                 --------------
TOTAL SOUTH KOREA                                                 5,250,581,234
                                                                 --------------
TAIWAN -- (14.7%)
#   A-DATA Technology Co., Ltd.                        2,442,465      6,028,724
#   ABC Taiwan Electronics Corp.                         365,000        609,560
#   Ability Enterprise Co., Ltd.                       2,674,974      2,049,746
#   Ability Opto-Electronics Technology Co., Ltd.        252,000        323,195
#   AcBel Polytech, Inc.                               3,742,468      2,921,175
#   Accton Technology Corp.                            3,510,369     14,057,324
    Ace Pillar Co., Ltd.                                 137,000        150,379
#   Acer, Inc.                                        18,490,595     17,512,239
    ACES Electronic Co., Ltd.                          1,035,000        886,048
*   Acon Holding, Inc.                                 1,730,000        514,628
#   Acter Co., Ltd.                                      524,000      3,734,898

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
*   Action Electronics Co., Ltd.                          1,735,000 $   385,830
#   Actron Technology Corp.                                 832,200   3,177,761
#   Addcn Technology Co., Ltd.                              156,146   1,274,054
#   Adlink Technology, Inc.                                 729,107   1,551,217
#   Advanced Ceramic X Corp.                                400,000   5,158,735
    Advanced International Multitech Co., Ltd.            1,272,000   1,394,965
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.      113,000      94,800
#   Advanced Optoelectronic Technology, Inc.                722,000     905,008
    Advanced Semiconductor Engineering, Inc.             44,942,774  63,775,163
    Advanced Semiconductor Engineering, Inc. ADR            817,172   5,842,780
#   Advanced Wireless Semiconductor Co.                   1,703,000   4,228,820
#   Advancetek Enterprise Co., Ltd.                       1,322,662     845,394
#   Advantech Co., Ltd.                                   1,312,458  10,262,123
    Aerospace Industrial Development Corp.                1,824,000   2,203,320
*   AGV Products Corp.                                    4,504,603   1,166,318
    AimCore Technology Co., Ltd.                            301,089     234,701
    Airmate Cayman International Co., Ltd.                   73,000      60,951
    Airtac International Group                              683,299  10,841,659
#*  Alchip Technologies, Ltd.                               385,000   1,558,423
#   Alcor Micro Corp.                                       463,000     325,382
#*  ALI Corp.                                             3,052,000   1,909,450
#   All Ring Tech Co., Ltd.                                 795,000   1,805,783
    Allied Circuit Co., Ltd.                                 70,000     258,690
    Allis Electric Co., Ltd.                                872,000     354,500
#   Alltek Technology Corp.                                 706,328     491,826
#   Alltop Technology Co., Ltd.                             764,000   2,101,885
#   Alpha Networks, Inc.                                  3,504,100   3,152,998
#   Altek Corp.                                           3,734,159   4,091,618
#   Amazing Microelectronic Corp.                           630,920   1,847,755
#   Ambassador Hotel (The)                                1,753,000   1,391,741
#   AMICCOM Electronics Corp.                               300,690     425,228
    Ampire Co., Ltd.                                        121,000      71,710
#   AMPOC Far-East Co., Ltd.                                725,567     664,381
#   AmTRAN Technology Co., Ltd.                           7,791,944   4,666,720
#   Anpec Electronics Corp.                               1,193,448   2,059,696
#   AP Memory Technology Corp.                              221,000     667,240
#   Apacer Technology, Inc.                                 830,005   1,087,648
#   APAQ Technology Co., Ltd.                               559,000   1,109,696
#   APCB, Inc.                                            1,656,000   1,533,947
#   Apex Biotechnology Corp.                                806,625     870,772
#   Apex International Co., Ltd.                          1,345,309     963,493
#   Apex Medical Corp.                                      464,463     461,404
#   Apex Science & Engineering                              980,870     282,963
#   Apogee Optocom Co., Ltd.                                130,610     347,381
#   Arcadyan Technology Corp.                             1,571,753   2,703,586
    Ardentec Corp.                                        4,495,993   5,914,432
    Asia Cement Corp.                                    11,709,655  12,057,127
#   Asia Optical Co., Inc.                                2,126,000   8,586,967
*   Asia Pacific Telecom Co., Ltd.                        5,872,000   2,024,511
#   Asia Plastic Recycling Holding, Ltd.                  2,540,826   1,138,194
    Asia Polymer Corp.                                    3,689,888   2,355,660
    Asia Tech Image, Inc.                                   483,000     820,751
#   Asia Vital Components Co., Ltd.                       3,610,864   3,829,590

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   ASMedia Technology, Inc.                                195,048 $ 2,379,539
#   ASPEED Technology, Inc.                                 167,999   4,409,408
#   ASROCK, Inc.                                            383,000   1,000,621
    Asustek Computer, Inc.                                2,440,861  23,511,262
    Aten International Co., Ltd.                            910,715   2,749,976
#   AU Optronics Corp.                                   91,987,497  43,752,306
#   AU Optronics Corp. Sponsored ADR                      1,487,852   7,126,811
#   Audix Corp.                                             690,375   1,006,722
#   AURAS Technology Co., Ltd.                              858,303   2,716,638
    Aurona Industries, Inc.                                 419,000     377,346
#   Aurora Corp.                                            387,258   1,165,107
#   Avalue Technology, Inc.                                 400,000     676,610
#   Avermedia Technologies                                2,947,037   1,531,332
#*  Avision, Inc.                                         1,034,263     248,632
#   AVY Precision Technology, Inc.                          745,807   1,459,925
    Awea Mechantronic Co., Ltd.                             216,062     245,084
    Axiomtek Co., Ltd.                                      595,000   1,073,160
*   Azurewave Technologies, Inc.                             22,000      12,423
    Bank of Kaohsiung Co., Ltd.                           4,374,855   1,457,207
#   Basso Industry Corp.                                  1,235,284   2,786,352
#*  BenQ Materials Corp.                                  1,831,000   1,205,043
#   BES Engineering Corp.                                15,973,050   4,277,531
#   Bin Chuan Enterprise Co., Ltd.                        1,017,000   1,417,875
#*  Bionet Corp.                                            260,000     240,428
#   Bionime Corp.                                           172,000     317,146
#*  Biostar Microtech International Corp.                 1,966,712   1,214,270
#   Bioteque Corp.                                          544,680   1,869,640
#   Bizlink Holding, Inc.                                   605,292   5,728,294
#   Boardtek Electronics Corp.                            1,222,000   1,439,935
    Bon Fame Co., Ltd.                                      157,000     375,503
#   Bothhand Enterprise, Inc.                               684,000   1,595,493
#   Bright Led Electronics Corp.                          1,243,180     738,671
#   Brighton-Best International Taiwan, Inc.                193,000     153,903
#   Browave Corp.                                           754,000     988,124
    C Sun Manufacturing, Ltd.                             1,160,740   1,114,956
    C-Media Electronics, Inc.                               148,000     134,035
*   C-Tech United Corp.                                     127,000     141,071
#   Cameo Communications, Inc.                            2,406,116     672,303
#   Capital Futures Corp.                                   327,000     520,027
    Capital Securities Corp.                             19,061,210   7,782,030
#   Career Technology MFG. Co., Ltd.                      3,162,000   4,753,365
*   Carnival Industrial Corp.                             1,889,000     311,827
#   Casetek Holdings, Ltd.                                1,582,000   5,830,874
    Catcher Technology Co., Ltd.                          5,097,872  58,316,968
    Cathay Chemical Works                                    35,000      21,841
    Cathay Financial Holding Co., Ltd.                   21,576,499  40,349,804
    Cathay Real Estate Development Co., Ltd.              6,380,600   3,623,349
#   Cayman Engley Industrial Co., Ltd.                      258,000   1,460,422
    CCP Contact Probes Co., Ltd.                             34,000      38,572
#   Celxpert Energy Corp.                                   652,000     951,887
#*  Center Laboratories, Inc.                               836,800   1,401,026
    Central Reinsurance Co., Ltd.                           896,774     545,741
    Chailease Holding Co., Ltd.                           8,427,240  28,323,677

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Chain Chon Industrial Co., Ltd.                       1,864,000 $ 1,089,947
#   ChainQui Construction Development Co., Ltd.             425,464     310,928
#*  Champion Building Materials Co., Ltd.                 3,226,390     943,688
    Champion Microelectronic Corp.                           62,975     126,669
    Chang Hwa Commercial Bank, Ltd.                      23,759,059  13,930,763
    Chang Wah Electromaterials, Inc.                        314,520   1,574,517
    Chang Wah Technology Co., Ltd.                           13,298     207,208
#   Channel Well Technology Co., Ltd.                     1,893,000   2,097,316
#   Chant Sincere Co., Ltd.                                 361,000     366,460
#   Charoen Pokphand Enterprise                           2,428,620   5,504,959
#   Chaun-Choung Technology Corp.                           706,000   2,407,015
#   CHC Healthcare Group                                    150,000     181,834
#   CHC Resources Corp.                                     399,135     806,709
#   Chen Full International Co., Ltd.                       973,000   1,581,295
#   Chenbro Micom Co., Ltd.                                 683,000   1,044,452
    Cheng Fwa Industrial Co., Ltd.                          100,000      61,300
#   Cheng Loong Corp.                                     8,883,160   4,843,758
#   Cheng Shin Rubber Industry Co., Ltd.                 12,642,508  22,037,744
    Cheng Uei Precision Industry Co., Ltd.                4,553,630   7,167,994
#   Chenming Mold Industry Corp.                          1,231,708     851,985
#   Chia Chang Co., Ltd.                                    940,000     765,932
    Chia Hsin Cement Corp.                                3,176,747   1,477,264
#   Chian Hsing Forging Industrial Co., Ltd.                567,000   1,360,360
    Chicony Electronics Co., Ltd.                         3,790,900   9,979,650
#   Chicony Power Technology Co., Ltd.                    1,467,245   2,968,834
    Chieftek Precision Co., Ltd.                             95,000     411,839
#   Chien Kuo Construction Co., Ltd.                      2,044,706     782,185
#   Chilisin Electronics Corp.                            1,480,758   4,932,765
#   Chime Ball Technology Co., Ltd.                         204,282     454,973
#*  Chimei Materials Technology Corp.                     6,997,200   2,940,667
#   Chin-Poon Industrial Co., Ltd.                        3,528,617   6,555,576
*   China Airlines, Ltd.                                 30,968,057  12,824,855
#   China Bills Finance Corp.                             2,876,000   1,534,136
#   China Chemical & Pharmaceutical Co., Ltd.             2,501,000   1,593,231
    China Development Financial Holding Corp.            50,972,157  18,697,116
#   China Ecotek Corp.                                      179,000     290,684
#*  China Electric Manufacturing Corp.                    2,869,220   1,023,946
#*  China Fineblanking Technology Co., Ltd.                 213,000     348,960
#   China General Plastics Corp.                          4,196,055   4,832,031
    China Glaze Co., Ltd.                                   661,022     276,973
    China Life Insurance Co., Ltd.                        9,086,391   9,345,756
*   China Man-Made Fiber Corp.                           13,275,845   4,350,331
    China Metal Products                                  2,717,405   2,649,488
    China Motor Corp.                                     4,746,716   4,338,065
#*  China Petrochemical Development Corp.                27,320,325  14,289,455
#   China Steel Chemical Corp.                              688,998   3,364,582
#   China Steel Corp.                                    33,468,440  28,606,846
    China Steel Structure Co., Ltd.                         807,000     596,930
    China Synthetic Rubber Corp.                          5,202,268   8,763,000
#   China Wire & Cable Co., Ltd.                          1,000,680     830,330
#   Chinese Maritime Transport, Ltd.                      1,022,964   1,055,050
*   Ching Feng Home Fashions Co., Ltd.                      218,000     215,993
    Chipbond Technology Corp.                             6,997,000  16,145,358

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   ChipMOS TECHNOLOGIES, Inc.                            2,042,216 $ 1,867,365
#   ChipMOS TECHNOLOGIES, Inc. ADR                           61,873   1,122,376
    Chlitina Holding, Ltd.                                  643,000   3,151,713
    Chong Hong Construction Co., Ltd.                       991,739   2,986,753
    Chroma ATE, Inc.                                      1,547,705   8,798,742
    Chun YU Works & Co., Ltd.                             1,435,000     740,765
    Chun Yuan Steel                                       2,957,177   1,166,278
*   Chung Hung Steel Corp.                               11,230,926   4,988,121
    Chung Hwa Food Industrial Co., Ltd.                      16,650      35,449
#   Chung Hwa Pulp Corp.                                  4,909,308   1,926,789
#   Chung-Hsin Electric & Machinery Manufacturing Corp.   4,154,500   3,008,731
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.         212,000     185,580
*   Chunghwa Picture Tubes, Ltd.                         15,894,759   1,315,424
#   Chunghwa Precision Test Tech Co., Ltd.                  130,000   5,291,902
    Chunghwa Telecom Co., Ltd.                            6,075,000  22,593,023
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                431,157  15,974,367
#   Chyang Sheng Dyeing & Finishing Co., Ltd.             1,775,000   1,408,309
    Cleanaway Co., Ltd.                                     746,000   4,391,562
    Clevo Co.                                             3,579,482   3,472,737
#*  CMC Magnetics Corp.                                  19,343,032   3,223,749
#*  Co-Tech Development Corp.                             2,371,800   3,574,681
    CoAdna Holdings, Inc.                                    54,000      65,693
#*  CoAsia Microelectronics Corp.                           894,642     456,856
#   Coland Holdings, Ltd.                                   169,000     205,308
    Collins Co., Ltd.                                       316,060     121,391
    Compal Electronics, Inc.                             30,712,560  22,863,560
#   Compeq Manufacturing Co., Ltd.                       10,912,000  13,526,690
#   Compucase Enterprise                                    798,000   1,006,446
#*  Concord Securities Co., Ltd.                          4,364,000   1,427,183
#   Concraft Holding Co., Ltd.                              279,300   2,759,183
    Continental Holdings Corp.                            4,502,250   2,513,183
#   Contrel Technology Co., Ltd.                          1,151,000     637,560
#   Coremax Corp.                                           500,000   2,139,325
#   Coretronic Corp.                                      4,574,600   6,004,348
#   Cowealth Medical Holding Co., Ltd.                      108,319     155,493
#   Coxon Precise Industrial Co., Ltd.                    1,199,000   1,284,875
#   Creative Sensor, Inc.                                 1,063,000     946,305
    Crown Bioscience International                          112,000     272,670
*   Crystalwise Technology, Inc.                            321,585     169,795
#*  CSBC Corp. Taiwan                                     4,507,150   2,207,351
    CTBC Financial Holding Co., Ltd.                     60,077,931  43,899,946
    CTCI Corp.                                            4,302,896   6,686,582
#   Cub Elecparts, Inc.                                     507,083   5,192,814
#   CviLux Corp.                                            774,378     820,074
#   CX Technology Co., Ltd.                                 558,078     491,193
#   Cyberlink Corp.                                         582,504   1,300,414
#   CyberPower Systems, Inc.                                442,000   1,483,364
#   CyberTAN Technology, Inc.                             3,231,873   2,231,620
#   Cypress Technology Co., Ltd.                            320,100   1,004,839
#   D-Link Corp.                                          6,995,758   3,130,615
#   DA CIN Construction Co., Ltd.                         1,577,809     993,985
    Da-Li Development Co., Ltd.                             798,898     916,315
#   Dadi Early-Childhood Education Group, Ltd.               94,538     790,559

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Dafeng TV, Ltd.                                         384,061 $   467,982
*   Danen Technology Corp.                                3,930,000     964,097
#   Darfon Electronics Corp.                              2,424,700   2,536,334
#   Darwin Precisions Corp.                               3,590,304   4,422,409
#   Davicom Semiconductor, Inc.                             334,392     292,908
#   Daxin Materials Corp.                                   655,000   1,805,484
    De Licacy Industrial Co., Ltd.                        1,965,201   1,693,275
#   Delpha Construction Co., Ltd.                         1,299,754     672,881
#   Delta Electronics, Inc.                               7,276,028  36,673,629
    Depo Auto Parts Ind Co., Ltd.                         1,014,634   3,182,159
    Dimerco Data System Corp.                                14,000      18,516
#   Dimerco Express Corp.                                   860,000     622,886
    Draytek Corp.                                           158,000     157,066
    Dyaco International, Inc.                                21,000      29,927
#   Dynacolor, Inc.                                         267,000     346,576
*   Dynamic Electronics Co., Ltd.                         2,724,583   1,041,525
    Dynapack International Technology Corp.               1,603,000   2,543,017
    E Ink Holdings, Inc.                                  5,853,000  10,639,998
#   E-Lead Electronic Co., Ltd.                             532,846     529,599
    E-LIFE MALL Corp.                                       407,000     883,618
*   E-Ton Solar Tech Co., Ltd.                            2,919,168     835,638
    E.Sun Financial Holding Co., Ltd.                    36,845,143  24,247,220
*   Eastern Media International Corp.                     4,591,270   1,764,293
#   Eclat Textile Co., Ltd.                               1,021,518  10,258,439
#   ECOVE Environment Corp.                                 218,000   1,260,501
    Edimax Technology Co., Ltd.                           1,938,423     657,618
*   Edison Opto Corp.                                     1,050,000     577,573
#   Edom Technology Co., Ltd.                             1,510,038   1,035,032
#   eGalax_eMPIA Technology, Inc.                           481,451     868,352
#*  Egis Technology, Inc.                                    55,000     416,054
    Elan Microelectronics Corp.                           2,034,323   3,223,744
#   Elite Advanced Laser Corp.                            1,446,928   6,406,976
#   Elite Material Co., Ltd.                              2,844,839   9,990,841
    Elite Semiconductor Memory Technology, Inc.           2,505,390   3,829,325
#*  Elitegroup Computer Systems Co., Ltd.                 3,657,028   2,347,657
    eMemory Technology, Inc.                                551,000   7,838,246
#   Emerging Display Technologies Corp.                   1,185,000     402,895
#   ENG Electric Co., Ltd.                                1,333,222     322,385
#   Ennoconn Corp.                                          342,487   5,566,079
#   EnTie Commercial Bank Co., Ltd.                       2,193,166   1,011,229
#*  Epileds Technologies, Inc.                              946,000     724,440
*   Epistar Corp.                                         9,069,261  15,988,038
    Eslite Spectrum Corp. (The)                              33,550     157,513
#   Eson Precision Ind. Co., Ltd.                           730,000   1,081,708
    Eternal Materials Co., Ltd.                           5,584,803   5,921,660
*   Etron Technology, Inc.                                2,845,000   1,514,229
#   Eurocharm Holdings Co., Ltd.                            338,000     992,103
    Eva Airways Corp.                                    24,440,282  12,937,967
#   Everest Textile Co., Ltd.                             3,109,306   1,541,952
    Evergreen International Storage & Transport Corp.     5,474,000   2,618,452
*   Evergreen Marine Corp. Taiwan, Ltd.                  15,569,092   9,188,624
#   Everlight Chemical Industrial Corp.                   3,915,756   2,477,775
#   Everlight Electronics Co., Ltd.                       4,394,570   6,902,766

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Everspring Industry Co., Ltd.                           914,000 $   382,968
#   Excelsior Medical Co., Ltd.                             975,581   1,528,324
#   EZconn Corp.                                            342,000     496,127
    Far Eastern Department Stores, Ltd.                   9,780,000   5,248,308
    Far Eastern International Bank                       22,027,059   7,300,485
    Far Eastern New Century Corp.                        15,890,705  14,180,082
    Far EasTone Telecommunications Co., Ltd.              9,137,000  23,837,877
    Faraday Technology Corp.                              1,044,893   2,924,608
#*  Farglory F T Z Investment Holding Co., Ltd.             614,000     371,969
#   Farglory Land Development Co., Ltd.                   4,211,105   4,651,060
#   Federal Corp.                                         4,157,938   1,916,628
    Feedback Technology Corp.                               245,200   1,070,161
    Feng Hsin Steel Co., Ltd.                             2,926,131   6,013,585
#   Feng TAY Enterprise Co., Ltd.                         2,290,292  10,823,022
    Fine Blanking & Tool Co., Ltd.                           35,000      51,100
#*  First Copper Technology Co., Ltd.                     1,627,000     719,707
#   First Financial Holding Co., Ltd.                    41,400,933  28,606,186
    First Hi-Tec Enterprise Co., Ltd.                       676,496     816,245
#   First Hotel                                           1,151,429     624,022
    First Insurance Co., Ltd. (The)                       1,916,640     943,148
*   First Steamship Co., Ltd.                             6,487,194   1,855,844
#   FLEXium Interconnect, Inc.                            2,975,724  11,364,961
#   Flytech Technology Co., Ltd.                            988,070   2,926,377
#   FocalTech Systems Co., Ltd.                           2,929,174   3,030,179
    FOCI Fiber Optic Communications, Inc.                    56,000      57,276
#   Forest Water Environment Engineering Co., Ltd.          293,000     645,680
#   Formosa Advanced Technologies Co., Ltd.               1,805,000   1,955,361
    Formosa Chemicals & Fibre Corp.                       9,652,198  36,011,818
#   Formosa International Hotels Corp.                      495,975   2,636,889
#   Formosa Laboratories, Inc.                              766,178   1,505,264
#   Formosa Oilseed Processing Co., Ltd.                    414,891     978,806
#   Formosa Optical Technology Co., Ltd.                    193,000     429,842
    Formosa Petrochemical Corp.                           5,141,000  21,833,950
    Formosa Plastics Corp.                                8,351,770  29,635,183
    Formosa Taffeta Co., Ltd.                             5,035,460   5,603,216
    Formosan Rubber Group, Inc.                           3,422,143   1,860,254
    Formosan Union Chemical                               3,030,986   1,891,094
#   Fortune Electric Co., Ltd.                              787,304     565,945
#   Founding Construction & Development Co., Ltd.         1,421,882     787,614
    Foxconn Technology Co., Ltd.                          4,312,241  12,305,826
    Foxlink Image Technology Co., Ltd.                    1,121,000     818,510
#   Foxsemicon Integrated Technology, Inc.                  547,050   4,863,568
#   Froch Enterprise Co., Ltd.                            2,501,384   1,443,212
    FSP Technology, Inc.                                  1,299,619   1,090,354
    Fubon Financial Holding Co., Ltd.                    30,464,387  56,593,560
#   Fulgent Sun International Holding Co., Ltd.             591,240   1,457,601
#   Fullerton Technology Co., Ltd.                          820,670     680,275
    Fulltech Fiber Glass Corp.                            3,797,540   3,088,169
#   Fwusow Industry Co., Ltd.                               874,294     531,256
#   G Shank Enterprise Co., Ltd.                          1,324,510   1,193,220
*   G Tech Optoelectronics Corp.                            953,955     603,778
#   Gallant Precision Machining Co., Ltd.                 1,379,000   1,004,536
#   GCS Holdings, Inc.                                      386,000   1,189,119

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   GEM Services, Inc.                                      541,000 $ 1,562,827
#   Gemtek Technology Corp.                               3,743,574   3,607,055
#   General Interface Solution Holding, Ltd.              1,040,000   7,714,376
    General Plastic Industrial Co., Ltd.                    303,684     416,668
#   Generalplus Technology, Inc.                            645,000   1,152,659
*   Genesis Photonics, Inc.                                 638,116      77,117
#   Genesys Logic, Inc.                                     755,000     973,087
#*  Genius Electronic Optical Co., Ltd.                     657,810   6,305,804
*   Genmont Biotech, Inc.                                   105,314      87,653
#   Genovate Biotechnology Co., Ltd.                        250,000     289,288
    GeoVision, Inc.                                         503,840     679,559
    Getac Technology Corp.                                4,185,281   6,239,420
    Giant Manufacturing Co., Ltd.                         1,686,363   9,461,847
#   Giantplus Technology Co., Ltd.                        2,501,000   1,571,144
    Gigabyte Technology Co., Ltd.                         5,769,750  14,382,848
#   Gigasolar Materials Corp.                               257,820   2,048,247
#*  Gigastorage Corp.                                     3,881,728   2,107,719
#   Ginko International Co., Ltd.                           551,000   4,439,675
#*  Gintech Energy Corp.                                  5,936,735   3,563,295
    Global Brands Manufacture, Ltd.                       2,807,973   1,217,720
#   Global Lighting Technologies, Inc.                      850,000   1,241,868
    Global Mixed Mode Technology, Inc.                      566,000   1,327,566
#   Global PMX Co., Ltd.                                    322,000   1,926,037
    Global Unichip Corp.                                    728,000   8,958,678
    Globalwafers Co., Ltd.                                  422,779   6,464,175
    Globe Union Industrial Corp.                          2,215,820   1,482,206
    Gloria Material Technology Corp.                      5,547,885   3,852,348
#   Glory Science Co., Ltd.                                 629,866   1,122,532
*   GlycoNex, Inc.                                           30,000      29,208
#*  Gold Circuit Electronics, Ltd.                        4,748,747   1,668,696
    Golden Friends Corp.                                     86,400     161,857
#*  Goldsun Building Materials Co., Ltd.                 12,343,672   4,066,769
    Good Will Instrument Co., Ltd.                          224,342     180,854
    Gourmet Master Co., Ltd.                                443,520   6,416,942
    Grand Fortune Securities Co., Ltd.                      858,000     449,993
    Grand Ocean Retail Group, Ltd.                          569,000     448,841
    Grand Pacific Petrochemical                           9,327,000   9,188,234
#   Grand Plastic Technology Corp.                          230,000   1,388,446
#   GrandTech CG Systems, Inc.                              161,000     321,934
    Grape King Bio, Ltd.                                    963,000   6,996,725
#   Great China Metal Industry                            1,054,000     916,245
    Great Taipei Gas Co., Ltd.                            1,512,000   1,416,631
    Great Wall Enterprise Co., Ltd.                       6,528,797   7,611,647
#   Greatek Electronics, Inc.                             2,844,000   5,522,665
#*  Green Energy Technology, Inc.                         2,586,640   1,550,972
    Green River Holding Co., Ltd.                            52,350     266,122
#   Green Seal Holding, Ltd.                                842,400   1,812,732
#   GTM Holdings Corp.                                    1,066,000     651,176
#   Gudeng Precision Industrial Co., Ltd.                   149,520     200,818
    Hakers Enterprise Co., Ltd.                              55,000      56,512
#   Hannstar Board Corp.                                  3,397,875   2,350,597
#   HannStar Display Corp.                               31,703,323  11,596,013
*   HannsTouch Solution, Inc.                             5,975,391   1,843,653

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Hanpin Electron Co., Ltd.                              808,000 $    797,032
#*  Harvatek Corp.                                       1,369,839      960,156
    Hey Song Corp.                                       1,950,500    2,088,089
#   Hi-Clearance, Inc.                                     139,000      457,998
    Highlight Tech Corp.                                   221,000      245,713
#   Highwealth Construction Corp.                        5,442,130    8,549,126
#   HIM International Music, Inc.                          224,000      823,126
#   Hiroca Holdings, Ltd.                                  560,221    2,151,922
#*  HiTi Digital, Inc.                                     900,975      347,974
#   Hitron Technology, Inc.                              3,025,300    2,172,207
#   Hiwin Technologies Corp.                             1,109,673   14,348,652
*   Ho Tung Chemical Corp.                               9,388,828    3,060,065
#*  Hocheng Corp.                                        2,785,300      942,779
    Hold-Key Electric Wire & Cable Co., Ltd.               266,901       90,397
#   Holiday Entertainment Co., Ltd.                        448,400      831,716
    Holtek Semiconductor, Inc.                           1,721,000    4,624,195
#   Holy Stone Enterprise Co., Ltd.                        451,675    1,733,822
    Hon Hai Precision Industry Co., Ltd.                55,950,504  176,389,949
#   Hong Ho Precision Textile Co., Ltd.                    207,000      150,975
    Hong Pu Real Estate Development Co., Ltd.            2,662,554    2,062,877
#   Hong TAI Electric Industrial                         2,139,000      833,333
#   Hong YI Fiber Industry Co.                           1,537,680    1,148,833
#*  Horizon Securities Co., Ltd.                         3,837,000    1,098,173
#   Hota Industrial Manufacturing Co., Ltd.              1,863,762    7,814,711
    Hotai Motor Co., Ltd.                                  945,000   12,293,434
#   Hotron Precision Electronic Industrial Co., Ltd.       714,900    1,195,983
#   Hsin Kuang Steel Co., Ltd.                           2,565,783    2,725,272
    Hsin Yung Chien Co., Ltd.                              281,100      830,011
    Hsing TA Cement Co.                                    308,655      146,144
#*  HTC Corp.                                            4,179,619   10,168,509
#   Hu Lane Associate, Inc.                                837,688    4,361,665
#*  HUA ENG Wire & Cable Co., Ltd.                       3,993,000    1,564,854
    Hua Nan Financial Holdings Co., Ltd.                27,197,653   16,229,803
#   Huaku Development Co., Ltd.                          2,508,400    6,244,121
#   Huang Hsiang Construction Corp.                      1,459,735    1,553,469
#   Hung Ching Development & Construction Co., Ltd.        996,000      877,996
#   Hung Sheng Construction, Ltd.                        4,677,900    4,347,262
#   Huxen Corp.                                            239,072      370,483
#   Hwa Fong Rubber Industrial Co., Ltd.                 2,354,112    1,211,006
#*  Hwacom Systems, Inc.                                   221,000      107,193
#*  I-Chiun Precision Industry Co., Ltd.                 1,905,211      742,601
#   I-Sheng Electric Wire & Cable Co., Ltd.                835,000    1,291,218
#   Ibase Technology, Inc.                               1,311,345    2,226,479
#*  Ichia Technologies, Inc.                             3,015,255    1,704,190
#   Ideal Bike Corp.                                     1,657,885      753,324
    IEI Integration Corp.                                1,091,950    1,519,343
#   Info-Tek Corp.                                         186,000      147,537
#   Infortrend Technology, Inc.                          1,916,866      944,834
#   Innodisk Corp.                                         767,280    3,165,879
#   Innolux Corp.                                       95,105,151   44,790,942
#   Inpaq Technology Co., Ltd.                             870,000      811,803
#   Intai Technology Corp.                                 325,000    1,095,705
#   Integrated Service Technology, Inc.                    562,610    1,999,011

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   IntelliEPI, Inc.                                        184,000 $   706,298
    International Games System Co., Ltd.                    707,000   3,975,490
    Inventec Corp.                                       16,327,276  13,325,840
#   Iron Force Industrial Co., Ltd.                         476,682   1,722,637
    ITE Technology, Inc.                                  1,187,646   1,522,790
#   ITEQ Corp.                                            2,041,611   4,351,866
    J Touch Corp.                                            22,100         429
    Jarllytec Co., Ltd.                                     552,828     947,570
#   Jentech Precision Industrial Co., Ltd.                  483,156   1,164,334
#   Jess-Link Products Co., Ltd.                            912,450     941,086
    Jih Lin Technology Co., Ltd.                            172,000     527,799
#   Jih Sun Financial Holdings Co., Ltd.                 11,158,815   3,187,693
    Jinan Acetate Chemical Co., Ltd.                          4,000      21,912
#   Jinli Group Holdings, Ltd.                            1,359,856   1,101,245
#   Johnson Health Tech Co., Ltd.                           469,247     564,019
    Jourdeness Group, Ltd.                                    8,000      16,095
#   K Laser Technology, Inc.                              1,841,459   1,038,387
#   Kaori Heat Treatment Co., Ltd.                          709,321   1,034,890
    Kaulin Manufacturing Co., Ltd.                        1,277,684   1,103,953
#   KEE TAI Properties Co., Ltd.                          4,466,101   1,599,903
#   Kenda Rubber Industrial Co., Ltd.                     3,351,304   4,253,239
#   Kenmec Mechanical Engineering Co., Ltd.               2,120,000     893,893
#   Kerry TJ Logistics Co., Ltd.                          1,368,000   1,803,432
*   Key Ware Electronics Co., Ltd.                          229,000      97,893
#   Kindom Construction Corp.                             4,175,000   3,198,307
#   King Chou Marine Technology Co., Ltd.                   713,800     779,246
    King Core Electronics, Inc.                              79,006      54,499
#   King Slide Works Co., Ltd.                              350,450   4,748,800
#   King Yuan Electronics Co., Ltd.                      12,838,032  13,266,351
    King's Town Bank Co., Ltd.                            6,955,653   9,965,704
*   King's Town Construction Co., Ltd.                    1,136,690     895,178
#   Kingcan Holdings, Ltd.                                  378,594     335,118
#   Kingpak Technology, Inc.                                261,782   2,474,570
    Kinik Co.                                             1,430,000   3,977,079
#   Kinko Optical Co., Ltd.                               1,276,772   1,641,422
    Kinpo Electronics                                    13,325,892   4,916,334
#   Kinsus Interconnect Technology Corp.                  3,157,476   5,457,990
#   KMC Kuei Meng International, Inc.                       536,144   2,458,958
    KNH Enterprise Co., Ltd.                                719,150     300,398
#   KS Terminals, Inc.                                      996,290   1,982,264
#   Kung Long Batteries Industrial Co., Ltd.                623,000   3,043,354
#   Kung Sing Engineering Corp.                           2,724,000   1,583,305
#*  Kuo Toong International Co., Ltd.                     2,470,545   1,777,377
*   Kuoyang Construction Co., Ltd.                        4,353,586   2,400,928
    Kwong Fong Industries Corp.                           1,034,733     595,640
#   Kwong Lung Enterprise Co., Ltd.                         578,000     950,989
#*  KYE Systems Corp.                                     2,374,107     887,206
#   L&K Engineering Co., Ltd.                             1,728,000   2,060,998
#*  LAN FA Textile                                        1,834,412     575,115
#   Land Mark Optoelectronics Corp.                         448,600   5,679,596
#   Lanner Electronics, Inc.                                875,450   1,295,703
#   Largan Precision Co., Ltd.                              280,234  38,408,379
    Laser Tek Taiwan Co., Ltd.                              862,144     896,253

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Laster Tech Corp., Ltd.                                 471,000 $ 1,173,910
    LCY Chemical Corp.                                    3,053,495   4,726,024
    Leader Electronics, Inc.                                872,886     272,502
#   Leadtrend Technology Corp.                              166,926     155,243
#*  Lealea Enterprise Co., Ltd.                          10,285,965   4,054,829
#   Ledlink Optics, Inc.                                    583,858     892,905
#   Ledtech Electronics Corp.                               573,095     260,046
#   LEE CHI Enterprises Co., Ltd.                         1,710,000     674,634
#   Lelon Electronics Corp.                                 862,765   1,793,937
#   Lemtech Holdings Co., Ltd.                              198,000     918,430
#*  Leofoo Development Co., Ltd.                          2,303,655     638,298
#*  LES Enphants Co., Ltd.                                1,292,479     534,230
#*  Lextar Electronics Corp.                              3,758,000   3,127,550
#   Li Cheng Enterprise Co., Ltd.                           970,324   1,504,829
#*  Li Peng Enterprise Co., Ltd.                          6,732,060   1,999,066
#   Lian HWA Food Corp.                                     671,033     789,213
    Lida Holdings, Ltd.                                     245,000     883,066
    Lien Hwa Industrial Corp.                             5,899,433   7,641,143
    Lifestyle Global Enterprise, Inc.                        55,000     237,035
#   Lingsen Precision Industries, Ltd.                    3,703,490   1,938,831
    Lion Travel Service Co., Ltd.                           145,000     670,765
#   Lite-On Semiconductor Corp.                           1,932,887   2,958,449
    Lite-On Technology Corp.                             20,576,419  30,238,774
#   Long Bon International Co., Ltd.                      3,089,875   1,556,902
#   Long Chen Paper Co., Ltd.                             5,309,493   6,078,739
#   Longwell Co.                                            637,000   1,723,949
#   Lotes Co., Ltd.                                         585,920   3,567,560
*   Lotus Pharmaceutical Co., Ltd.                          372,000     619,742
#   Lu Hai Holding Corp.                                    338,790     544,917
    Lucky Cement Corp.                                    1,780,000     518,789
    Lumax International Corp., Ltd.                         591,126   1,174,435
    Lung Yen Life Service Corp.                             598,000   1,376,383
#*  LuxNet Corp.                                            693,484     869,398
#   Macauto Industrial Co., Ltd.                            462,000   2,393,536
#   Machvision, Inc.                                        349,000   3,770,489
#   Macroblock, Inc.                                        311,650     711,585
#*  Macronix International                               14,119,521  22,102,455
    Mag Layers Scientific-Technics Co., Ltd.                602,956   1,364,191
#   Makalot Industrial Co., Ltd.                          1,798,416   8,162,930
#   Marketech International Corp.                         1,250,000   1,720,803
    Masterlink Securities Corp.                          11,576,303   3,571,304
#   Materials Analysis Technology, Inc.                     470,935   1,284,978
#   Mayer Steel Pipe Corp.                                1,267,905     615,207
    Maywufa Co., Ltd.                                       178,462      83,937
    MediaTek, Inc.                                        4,016,823  41,100,897
    Mega Financial Holding Co., Ltd.                     29,956,220  25,984,613
    Meiloon Industrial Co.                                  915,889   1,066,294
    Mercuries & Associates Holding, Ltd.                  4,291,416   3,674,412
*   Mercuries Life Insurance Co., Ltd.                    9,501,859   5,213,694
    Merida Industry Co., Ltd.                               761,588   3,591,163
#   Merry Electronics Co., Ltd.                           1,203,594   7,541,564
    Micro-Star International Co., Ltd.                    4,943,465  16,312,872
*   Microbio Co., Ltd.                                    3,098,358   2,337,554

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Microelectronics Technology, Inc.                       420,772 $   453,100
#   Microlife Corp.                                         286,100     689,340
    Mildef Crete, Inc.                                      534,000   1,046,723
    MIN AIK Technology Co., Ltd.                          1,307,249   1,196,513
#   Mirle Automation Corp.                                1,649,512   3,040,632
    Mitac Holdings Corp.                                  6,685,300   7,784,085
#   Mobiletron Electronics Co., Ltd.                        561,960     761,933
    momo.com, Inc.                                          181,000   1,631,671
*   Mosel Vitelic, Inc.                                     276,899     217,920
#*  Motech Industries, Inc.                               4,813,003   3,739,368
#   MPI Corp.                                               795,000   1,883,440
#   Nak Sealing Technologies Corp.                          489,549   1,534,489
#   Namchow Holdings Co., Ltd.                            1,965,000   4,170,987
#   Nan Kang Rubber Tire Co., Ltd.                        2,851,197   2,648,646
#   Nan Liu Enterprise Co., Ltd.                            252,000   1,400,142
#   Nan Ren Lake Leisure Amusement Co., Ltd.              1,231,000     343,855
    Nan Ya Plastics Corp.                                10,034,584  27,549,884
#   Nan Ya Printed Circuit Board Corp.                    2,733,211   2,456,727
#   Nang Kuang Pharmaceutical co., Ltd.                     416,000     541,031
#   Nantex Industry Co., Ltd.                             2,726,918   2,164,534
#   Nanya Technology Corp.                                2,765,751   7,507,071
#   National Petroleum Co., Ltd.                            651,000     883,442
#*  Neo Solar Power Corp.                                 9,563,947   4,556,872
#   Netronix, Inc.                                          767,000   1,226,634
    New Asia Construction & Development Corp.               873,423     209,815
    New Best Wire Industrial Co., Ltd.                      110,200     115,432
#   New Era Electronics Co., Ltd.                           540,000     366,684
#*  Newmax Technology Co., Ltd.                             649,916     955,231
#   Nexcom International Co., Ltd.                          594,267     664,357
#   Nichidenbo Corp.                                      1,139,498   1,482,092
    Nien Hsing Textile Co., Ltd.                          1,225,656   1,058,238
    Nien Made Enterprise Co., Ltd.                        1,002,000  10,292,246
#   Nishoku Technology, Inc.                                354,000     867,019
    Novatek Microelectronics Corp.                        3,658,000  15,357,292
#   Nuvoton Technology Corp.                                837,000   2,181,376
    O-Bank Co., Ltd.                                      1,034,000     318,891
#*  O-TA Precision Industry Co., Ltd.                       103,000     135,926
#*  Ocean Plastics Co., Ltd.                              1,101,000   1,103,817
#   On-Bright Electronics, Inc.                             195,800   1,931,047
*   Oneness Biotech Co., Ltd.                               171,000     121,225
*   Optimax Technology Corp.                                204,366      34,703
    OptoTech Corp.                                        4,088,397   3,186,188
#   Orient Europharma Co., Ltd.                             320,000     889,074
*   Orient Semiconductor Electronics, Ltd.                5,806,000   1,810,646
    Oriental Union Chemical Corp.                         5,477,819   5,607,411
#   P-Duke Technology Co., Ltd.                             348,100     817,737
    P-Two Industries, Inc.                                  155,000     112,830
    Pacific Construction Co.                              1,133,276     478,104
#   Pacific Hospital Supply Co., Ltd.                       483,000   1,314,620
#   Paiho Shih Holdings Corp.                               773,280   1,634,992
    Pan Jit International, Inc.                           3,617,860   4,511,562
#   Pan-International Industrial Corp.                    4,324,854   3,757,750
#   Paolung International Co., Ltd.                         150,000     144,270

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Parade Technologies, Ltd.                               541,805 $11,319,430
#   Paragon Technologies Co., Ltd.                          689,626     787,270
#   PChome Online, Inc.                                     614,939   3,423,951
#   PCL Technologies, Inc.                                  286,280     979,360
    Pegatron Corp.                                       18,131,293  49,054,599
#   PharmaEngine, Inc.                                      217,190   1,093,777
#   Pharmally International Holding Co., Ltd.               185,543   2,355,408
#*  Phihong Technology Co., Ltd.                          3,653,101   1,666,074
    Phison Electronics Corp.                              1,128,000  11,493,459
    Phoenix Tours International, Inc.                       266,700     321,330
    Pili International Multimedia Co., Ltd.                  24,000      48,561
#   Pixart Imaging, Inc.                                    534,000   2,534,265
    Planet Technology Corp.                                 160,000     343,855
    Plastron Precision Co., Ltd.                            320,400     223,057
#   Plotech Co., Ltd.                                       324,000     200,291
#   Polytronics Technology Corp.                            554,408   1,063,990
#   Posiflex Technology, Inc.                               507,939   2,449,121
    Pou Chen Corp.                                       17,098,005  22,983,138
#*  Power Quotient International Co., Ltd.                1,891,400     796,579
    Power Wind Health Industry, Inc.                         55,000     273,782
#   Powertech Industrial Co., Ltd.                          128,000      68,768
    Powertech Technology, Inc.                            6,883,580  22,357,676
#   Poya International Co., Ltd.                            376,515   4,841,035
    President Chain Store Corp.                           2,595,728  25,685,394
*   President Securities Corp.                            8,597,144   4,544,556
    Primax Electronics, Ltd.                              3,804,000  10,757,541
#*  Prime Electronics & Satellitics, Inc.                   834,511     258,842
    Prince Housing & Development Corp.                   10,352,140   4,470,369
*   Princeton Technology Corp.                            1,205,000     352,245
#   Pro Hawk Corp.                                           60,000     272,722
#   Promate Electronic Co., Ltd.                          1,162,000   1,156,455
*   Promise Technology, Inc.                              1,549,538     552,445
#   Prosperity Dielectrics Co., Ltd.                        764,687   1,152,011
    Qisda Corp.                                          15,410,525  11,227,755
#   QST International Corp.                                 511,000   1,981,445
#   Qualipoly Chemical Corp.                                903,232   1,051,010
#   Quang Viet Enterprise Co., Ltd.                         127,000     588,114
    Quanta Computer, Inc.                                10,322,436  22,465,540
#   Quanta Storage, Inc.                                  2,215,000   2,426,968
#   Quintain Steel Co., Ltd.                              2,601,050   1,017,197
#   Radiant Opto-Electronics Corp.                        5,130,692  13,023,417
*   Radium Life Tech Co., Ltd.                            5,933,861   2,474,404
#   Rafael Microelectronics, Inc.                           143,000     947,209
    Realtek Semiconductor Corp.                           2,661,861  10,612,601
#   Rechi Precision Co., Ltd.                             3,726,292   3,750,956
#   Rexon Industrial Corp., Ltd.                             82,559     123,121
#   Rich Development Co., Ltd.                            5,774,769   1,982,813
#   RichWave Technology Corp.                               462,000   1,373,774
#*  Right WAY Industrial Co., Ltd.                          288,000     205,909
*   Ritek Corp.                                          18,912,225   3,640,267
#*  Roo Hsing Co., Ltd.                                   2,446,000   1,556,519
#   Rotam Global Agrosciences, Ltd.                         728,217     680,524
#*  Ruentex Development Co., Ltd.                         5,083,046   5,833,574

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Ruentex Engineering & Construction Co.                  279,000 $   362,627
#   Ruentex Industries, Ltd.                              2,931,824   5,180,575
#   Run Long Construction Co., Ltd.                         795,352   1,251,571
#   Sagittarius Life Science Corp.                          194,744     421,995
#   Samebest Co., Ltd.                                      165,000   1,727,060
    Sampo Corp.                                           4,324,119   1,983,310
#   San Fang Chemical Industry Co., Ltd.                  1,310,659   1,506,495
#   San Far Property, Ltd.                                  339,750     151,109
#   San Shing Fastech Corp.                                 836,622   1,576,881
    Sanitar Co., Ltd.                                       340,000     503,500
    Sanyang Motor Co., Ltd.                               4,104,802   2,965,061
*   Savior Lifetec Corp.                                    518,000     506,264
    Scan-D Corp.                                             10,000      20,379
#   SCI Pharmtech, Inc.                                     599,312   1,236,735
#   Scientech Corp.                                         424,000   1,240,465
#   ScinoPharm Taiwan, Ltd.                                 906,075   1,083,642
#   SDI Corp.                                             1,264,000   3,238,137
#   Sea Sonic Electronics Co., Ltd.                         202,000     220,028
#   Senao International Co., Ltd.                           567,547     997,703
#   Senao Networks, Inc.                                    286,000   1,205,940
#   Sercomm Corp.                                         2,193,000   6,288,331
#   Sesoda Corp.                                          1,806,168   1,964,144
    Shan-Loong Transportation Co., Ltd.                     445,247     496,368
#   Sharehope Medicine Co., Ltd.                            352,450     436,046
    Sheng Yu Steel Co., Ltd.                              1,241,000   1,192,030
#   ShenMao Technology, Inc.                                834,450     767,204
#   Shieh Yih Machinery Industry Co., Ltd.                  447,000     195,657
#   Shih Her Technologies, Inc.                             424,000     587,778
*   Shih Wei Navigation Co., Ltd.                         2,168,723     685,573
#   Shihlin Electric & Engineering Corp.                  1,585,787   2,232,645
*   Shihlin Paper Corp.                                      93,000     116,309
    Shin Hai Gas Corp.                                        8,242      11,530
#   Shin Kong Financial Holding Co., Ltd.                54,375,396  19,949,652
    Shin Shin Natural Gas Co.                                 9,480      10,562
#   Shin Zu Shing Co., Ltd.                               1,632,245   4,727,787
    Shinih Enterprise Co., Ltd.                             119,000      80,539
#*  Shining Building Business Co., Ltd.                   3,332,628   1,284,523
    Shinkong Insurance Co., Ltd.                          1,921,784   1,949,674
    Shinkong Synthetic Fibers Corp.                      12,746,844   4,255,566
    Shinkong Textile Co., Ltd.                              867,169   1,337,213
#   Shiny Chemical Industrial Co., Ltd.                     581,717   1,770,967
#   ShunSin Technology Holding, Ltd.                        338,000   1,754,405
#   Shuttle, Inc.                                         2,782,000   2,063,552
    Sigurd Microelectronics Corp.                         4,169,877   5,196,633
#   Silergy Corp.                                           153,000   3,267,000
#*  Silicon Integrated Systems Corp.                      4,849,817   1,679,442
    Siliconware Precision Industries Co., Ltd.            3,412,101   5,895,802
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                         147,242   1,255,974
#*  Silitech Technology Corp.                             1,439,117     903,116
#   Simplo Technology Co., Ltd.                           1,209,880   7,721,281
    Sinbon Electronics Co., Ltd.                          2,158,849   6,069,442
    Sincere Navigation Corp.                              3,515,370   2,432,477
#   Single Well Industrial Corp.                            425,279     409,223

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Sinher Technology, Inc.                                 508,000 $   860,573
    Sinmag Equipment Corp.                                  398,130   2,292,067
    Sino-American Electronic Co., Ltd.                      247,836      31,037
    Sino-American Silicon Products, Inc.                  5,383,000  18,727,923
#   Sinon Corp.                                           4,134,740   2,383,368
    SinoPac Financial Holdings Co., Ltd.                 44,206,213  15,231,888
#   Sinphar Pharmaceutical Co., Ltd.                      1,015,507     787,180
    Sinyi Realty, Inc.                                    1,354,589   1,770,213
#   Sirtec International Co., Ltd.                        1,243,000   1,704,411
    Sitronix Technology Corp.                             1,350,774   4,028,666
#   Siward Crystal Technology Co., Ltd.                   1,796,705   1,362,887
#   Soft-World International Corp.                          796,000   1,977,737
*   Solar Applied Materials Technology Co.                2,903,054   2,231,525
#*  Solartech Energy Corp.                                3,553,062   1,846,095
#   Solomon Technology Corp.                              1,350,000   1,169,454
#   Solteam Electronics Co., Ltd.                           615,930     845,437
#   Song Shang Electronics Co., Ltd.                        817,000     596,376
    Sonix Technology Co., Ltd.                              932,000   1,122,047
#   Southeast Cement Co., Ltd.                            1,181,000     567,245
#*  Speed Tech Corp.                                        334,000     623,696
#   Spirox Corp.                                            665,540     719,277
#   Sporton International, Inc.                             535,059   3,016,023
    St Shine Optical Co., Ltd.                              417,000  13,329,351
#   Standard Chemical & Pharmaceutical Co., Ltd.            895,040   1,081,545
#   Standard Foods Corp.                                  2,053,734   5,268,370
    Stark Technology, Inc.                                  763,520     954,645
    Sun Race Sturmey-Archer, Inc.                           302,000     951,163
    Sunko INK Co., Ltd.                                     427,000     190,413
    Sunny Friend Environmental Technology Co., Ltd.         471,000   3,655,623
#   Sunonwealth Electric Machine Industry Co., Ltd.       2,162,001   4,410,331
    Sunplus Technology Co., Ltd.                          5,675,153   3,550,778
    Sunrex Technology Corp.                               1,417,511     844,188
#   Sunspring Metal Corp.                                 1,022,000   1,250,504
#   Supreme Electronics Co., Ltd.                         4,460,857   4,333,406
#   Swancor Holding Co., Ltd.                               929,061   2,628,770
    Sweeten Real Estate Development Co., Ltd.               779,527     455,529
#   Symtek Automation Asia Co., Ltd.                        217,420     665,227
    Syncmold Enterprise Corp.                             1,696,000   3,690,931
    Synmosa Biopharma Corp.                                 211,747     195,392
    Synnex Technology International Corp.                 7,407,732  10,474,476
#   Sysage Technology Co., Ltd.                             622,345     667,785
*   Sysgration                                            1,170,000     311,806
#   Systex Corp.                                          1,239,293   2,544,366
    T-Mac Techvest PCB Co., Ltd.                            568,000     236,592
#   T3EX Global Holdings Corp.                              981,000     782,463
    TA Chen Stainless Pipe                                7,458,771   6,221,328
    Ta Liang Technology Co., Ltd.                           385,000     714,321
#*  Ta Ya Electric Wire & Cable                           6,212,520   2,830,286
#   Ta Yih Industrial Co., Ltd.                             325,000     871,871
    TA-I Technology Co., Ltd.                             1,045,446   1,162,307
    Tah Hsin Industrial Corp.                               456,300     411,422
    TAI Roun Products Co., Ltd.                             263,000      95,628
#   Tai Tung Communication Co., Ltd.                        927,353     656,925

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Tai-Saw Technology Co., Ltd.                           175,960 $    116,363
    Taichung Commercial Bank Co., Ltd.                  23,600,441    8,176,427
#   TaiDoc Technology Corp.                                617,532    2,013,029
#   Taiflex Scientific Co., Ltd.                         2,020,460    3,667,649
#*  TaiMed Biologics, Inc.                                 354,000    2,426,066
#   Taimide Tech, Inc.                                   1,241,800    3,402,955
#   Tainan Enterprises Co., Ltd.                         1,015,289      839,578
    Tainan Spinning Co., Ltd.                           10,716,791    5,065,467
#*  Tainergy Tech Co., Ltd.                              2,512,000    1,068,385
    Tainet Communication System Corp.                       56,000      131,624
    Taishin Financial Holding Co., Ltd.                 42,484,159   21,402,903
#*  Taisun Enterprise Co., Ltd.                          2,776,777    1,548,705
*   Taita Chemical Co., Ltd.                             2,177,609    1,034,024
#   Taiwan Acceptance Corp.                              1,415,000    5,509,781
    Taiwan Business Bank                                23,602,091    6,996,075
    Taiwan Cement Corp.                                 21,023,068   27,150,724
#   Taiwan Chinsan Electronic Industrial Co., Ltd.         656,000    1,572,597
    Taiwan Cogeneration Corp.                            3,921,657    3,551,072
    Taiwan Cooperative Financial Holding Co., Ltd.      31,826,470   18,941,651
    Taiwan FamilyMart Co., Ltd.                            211,000    1,376,768
#   Taiwan Fertilizer Co., Ltd.                          5,077,000    6,958,860
#   Taiwan Fire & Marine Insurance Co., Ltd.             1,321,880      947,230
#   Taiwan FU Hsing Industrial Co., Ltd.                 1,634,000    2,098,784
*   Taiwan Glass Industry Corp.                          6,964,904    4,635,469
    Taiwan High Speed Rail Corp.                         6,813,000    5,569,162
    Taiwan Hon Chuan Enterprise Co., Ltd.                3,013,545    5,809,819
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.       1,684,000    1,154,626
*   Taiwan IC Packaging Corp.                               81,000       16,661
#*  Taiwan Land Development Corp.                        9,187,009    3,199,874
#   Taiwan Line Tek Electronic                             704,071      753,876
#*  Taiwan Mask Corp.                                    1,760,050    1,155,514
    Taiwan Mobile Co., Ltd.                              5,027,900   19,229,247
*   Taiwan Navigation Co., Ltd.                          1,959,720    1,108,681
#   Taiwan Paiho, Ltd.                                   2,269,152    7,804,005
    Taiwan PCB Techvest Co., Ltd.                        2,885,816    3,094,840
#*  Taiwan Prosperity Chemical Corp.                     1,189,000    1,490,856
#*  Taiwan Pulp & Paper Corp.                            2,796,260    1,832,123
#   Taiwan Sakura Corp.                                  1,308,243    1,817,201
#   Taiwan Sanyo Electric Co., Ltd.                        441,650      366,117
    Taiwan Secom Co., Ltd.                               1,519,405    4,696,579
    Taiwan Semiconductor Co., Ltd.                       2,686,000    6,655,458
    Taiwan Semiconductor Manufacturing Co., Ltd.        41,147,652  359,601,776
#   Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                      8,426,758  381,816,405
    Taiwan Shin Kong Security Co., Ltd.                  1,420,561    1,887,533
    Taiwan Styrene Monomer                               6,435,404    4,707,085
    Taiwan Surface Mounting Technology Corp.             3,071,674    3,205,488
    Taiwan Taxi Co., Ltd.                                   67,000      139,881
#   Taiwan TEA Corp.                                     8,006,896    4,199,986
#   Taiwan Union Technology Corp.                        2,259,000    6,971,254
    Taiyen Biotech Co., Ltd.                             1,217,910    1,177,542
#*  Tatung Co., Ltd.                                    15,896,588   13,035,774
    Tayih Lun An Co., Ltd.                                  70,000       90,424
#   TCI Co., Ltd.                                          545,427    6,238,085

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Te Chang Construction Co., Ltd.                         377,980 $   259,905
#*  Teapo Electronic Corp.                                  197,000     290,191
    Teco Electric and Machinery Co., Ltd.                12,273,000  11,818,381
    Tehmag Foods Corp.                                       76,600     610,196
    Ten Ren Tea Co., Ltd.                                   180,170     221,358
#   Test Research, Inc.                                   1,253,370   1,951,705
    Test Rite International Co., Ltd.                     2,298,166   1,801,032
#*  Tex-Ray Industrial Co., Ltd.                          1,107,000     489,223
#   Thinking Electronic Industrial Co., Ltd.                972,058   2,845,199
#   Thye Ming Industrial Co., Ltd.                        1,313,992   1,794,875
    Ton Yi Industrial Corp.                               5,930,300   2,817,620
#   Tong Hsing Electronic Industries, Ltd.                1,197,534   4,877,630
#   Tong Yang Industry Co., Ltd.                          4,237,341   7,798,237
    Tong-Tai Machine & Tool Co., Ltd.                     1,901,804   1,327,910
#   TOPBI International Holdings, Ltd.                      606,485   2,264,391
    Topco Scientific Co., Ltd.                            1,312,055   3,996,722
#   Topco Technologies Corp.                                212,000     519,118
    Topkey Corp.                                             12,000      36,655
#   Topoint Technology Co., Ltd.                          1,447,771   1,038,123
#   Toung Loong Textile Manufacturing                       876,000   2,162,291
#*  TPK Holding Co., Ltd.                                 3,797,000  13,504,626
#   Trade-Van Information Services Co.                      344,000     406,096
    Transcend Information, Inc.                           1,125,870   3,254,398
#   Tripod Technology Corp.                               3,701,660  11,931,052
#   TrueLight Corp.                                         731,600   1,004,616
#   Tsang Yow Industrial Co., Ltd.                          997,000   1,177,568
    Tsann Kuen Enterprise Co., Ltd.                         728,441     597,351
#   TSC Auto ID Technology Co., Ltd.                        281,700   2,580,532
*   TSEC Corp.                                            3,462,514   1,164,327
#   TSRC Corp.                                            4,297,154   5,286,825
#   Ttet Union Corp.                                        318,000     994,823
    TTFB Co., Ltd.                                          107,000     847,768
#   TTY Biopharm Co., Ltd.                                1,528,991   5,463,062
    Tung Ho Steel Enterprise Corp.                        8,089,645   7,239,205
#   Tung Thih Electronic Co., Ltd.                          594,848   3,220,076
#   TURVO International Co., Ltd.                           675,464   2,455,946
*   TWi Pharmaceuticals, Inc.                               195,000     544,630
    TXC Corp.                                             2,360,762   3,322,319
#   TYC Brother Industrial Co., Ltd.                      2,248,333   2,481,931
*   Tycoons Group Enterprise                              4,281,121     997,027
#   Tyntek Corp.                                          2,799,413   1,633,623
    U-Ming Marine Transport Corp.                         3,581,200   4,751,347
    UDE Corp.                                               686,000   1,282,787
#   Ultra Chip, Inc.                                        524,000     737,322
    Uni-President Enterprises Corp.                      27,820,734  66,783,307
#   Unimicron Technology Corp.                           15,542,563  11,326,105
#   Union Bank Of Taiwan                                  6,165,621   2,013,276
#*  Union Insurance Co., Ltd.                               589,895     392,929
    Unitech Computer Co., Ltd.                              798,365     545,129
#*  Unitech Printed Circuit Board Corp.                   4,521,921   3,592,218
    United Integrated Services Co., Ltd.                  2,162,800   4,399,956
#   United Microelectronics Corp.                       124,264,441  60,647,029
#   United Orthopedic Corp.                                 570,468   1,228,084

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   United Radiant Technology                             1,159,000 $   757,404
#*  Unity Opto Technology Co., Ltd.                       3,778,276   1,528,793
    Univacco Technology, Inc.                                52,000      32,093
    Universal Cement Corp.                                3,332,790   2,609,270
*   Universal Microelectronics Co., Ltd.                    185,000     126,377
#   Universal Microwave Technology, Inc.                    446,000   1,159,042
    Unizyx Holding Corp.                                  3,248,496   1,720,774
    UPC Technology Corp.                                  8,141,632   5,130,726
#   Userjoy Technology Co., Ltd.                            263,076     856,850
    USI Corp.                                             9,188,928   4,899,123
#   Usun Technology Co., Ltd.                               559,000   1,014,150
#   Utechzone Co., Ltd.                                     621,000   1,051,711
#   Vanguard International Semiconductor Corp.            6,781,000  15,284,260
#   Ve Wong Corp.                                           704,524     646,357
*   Via Technologies, Inc.                                  457,000     221,031
#   Victory New Materials, Ltd. Co.                         944,000   1,488,682
    Visual Photonics Epitaxy Co., Ltd.                    1,668,224   6,724,043
    Vivotek, Inc.                                           155,000     492,868
#   Voltronic Power Technology Corp.                        298,350   5,296,441
#*  Wafer Works Corp.                                     2,300,889   3,787,791
#   Waffer Technology Co., Ltd.                             843,000     551,141
#*  Wah Hong Industrial Corp.                               364,280     254,339
    Wah Lee Industrial Corp.                              1,519,000   2,980,958
    Walsin Lihwa Corp.                                   22,196,307  12,743,421
#   Walsin Technology Corp.                               2,963,496   9,968,615
#   Walton Advanced Engineering, Inc.                     3,336,662   1,637,548
    Wan Hai Lines, Ltd.                                   5,701,026   3,638,022
#   WAN HWA Enterprise Co.                                  542,616     251,505
    Waterland Financial Holdings Co., Ltd.               13,611,368   4,659,997
*   Wei Chuan Foods Corp.                                 1,780,000   1,434,803
#   Weikeng Industrial Co., Ltd.                          2,297,085   1,592,511
#   Well Shin Technology Co., Ltd.                          884,443   1,710,110
#   Wha Yu Industrial Co., Ltd.                             533,000     380,612
#   Win Semiconductors Corp.                              2,416,248  21,587,103
#   Winbond Electronics Corp.                            22,042,189  17,823,767
    Winmate, Inc.                                           119,000     205,502
    Winstek Semiconductor Co., Ltd.                         541,000     551,759
    Wintek Corp.                                          6,349,135      74,742
#   Wisdom Marine Lines Co., Ltd.                         3,626,595   3,612,456
#   Wisechip Semiconductor, Inc.                            167,846     577,571
    Wistron Corp.                                        20,908,377  17,544,172
    Wistron NeWeb Corp.                                   2,716,402   8,085,523
#   Wowprime Corp.                                          780,000   3,626,289
    WPG Holdings, Ltd.                                    9,288,041  12,661,816
    WT Microelectronics Co., Ltd.                         4,124,789   6,645,936
#   WUS Printed Circuit Co., Ltd.                         2,540,700   1,618,260
    XAC Automation Corp.                                    935,000   1,395,349
#*  XinTec, Inc.                                            832,000   2,200,411
    XPEC Entertainment, Inc.                                 63,985       5,444
#   Xxentria Technology Materials Corp.                   1,152,736   2,528,825
    Yageo Corp.                                           1,525,891  20,165,870
*   Yang Ming Marine Transport Corp.                     12,747,491   5,067,219
#   YC Co., Ltd.                                          3,653,107   1,848,345

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
#   YC INOX Co., Ltd.                                  3,123,560 $    2,860,302
    YCC Parts Manufacturing Co., Ltd.                     51,000         74,308
    Yea Shin International Development Co., Ltd.       1,198,433        731,393
#   Yeong Guan Energy Technology Group Co., Ltd.       1,110,774      2,822,312
#   YFC-Boneagle Electric Co., Ltd.                    1,198,000      1,881,836
#*  YFY, Inc.                                         14,027,997      6,540,889
#   Yi Jinn Industrial Co., Ltd.                       3,032,096      1,425,086
#   Yieh Phui Enterprise Co., Ltd.                    11,857,015      4,697,500
#   Yonyu Plastics Co., Ltd.                             880,050      1,099,420
#*  Young Fast Optoelectronics Co., Ltd.               1,370,137        884,007
#*  Young Optics, Inc.                                   547,214      1,196,106
#   Youngtek Electronics Corp.                         1,196,569      2,435,059
    Yuanta Financial Holding Co., Ltd.                41,441,301     19,877,188
#   Yulon Motor Co., Ltd.                              7,304,715      5,955,593
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.     385,350      1,081,533
    Yungshin Construction & Development Co., Ltd.        474,200        520,112
    YungShin Global Holding Corp.                      1,087,400      1,526,683
    Yungtay Engineering Co., Ltd.                      2,908,000      5,473,794
#   Zeng Hsing Industrial Co., Ltd.                      633,974      2,795,601
    Zenitron Corp.                                     1,720,000      1,227,786
#   Zero One Technology Co., Ltd.                        765,000        502,047
    Zhen Ding Technology Holding, Ltd.                 4,330,150      9,899,642
#   Zig Sheng Industrial Co., Ltd.                     5,970,638      2,427,428
#   Zinwell Corp.                                      2,790,979      2,771,307
#   Zippy Technology Corp.                             1,211,028      1,433,089
#   ZongTai Real Estate Development Co., Ltd.          2,345,250      1,592,264
                                                                 --------------
TOTAL TAIWAN                                                      4,667,283,111
                                                                 --------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL(B013L48)                           768,780        810,017
    AAPICO Hitech PCL(B013KZ2)                           125,100        131,810
    Advanced Info Service PCL                          3,365,809     20,687,044
    Advanced Information Technology PCL Class F          455,600        454,582
    AEON Thana Sinsap Thailand PCL                        11,200         52,031
    Airports of Thailand PCL                          15,631,000     34,935,185
*   AJ Advance Technology PCL Class F                 17,957,200        298,140
    AJ Plast PCL                                       1,649,700        753,216
    Amata Corp. PCL                                    3,912,900      3,217,023
    Ananda Development PCL                            12,315,800      2,202,059
    AP Thailand PCL                                   16,829,536      4,755,472
    Asia Aviation PCL                                 18,198,700      3,312,024
*   Asia Capital Group PCL                               875,900        355,170
    Asia Plus Group Holdings PCL(BZ22310)             10,650,300      1,407,798
    Asia Plus Group Holdings PCL(B081Z10)                799,600        105,694
    Asia Sermkij Leasing PCL                             976,000        741,660
    Asian Insulators PCL                               9,576,560         73,965
    Asian Phytoceuticals PCL                             172,615          6,614
    Bangchak Corp. PCL                                 6,328,100      8,435,446
    Bangkok Airways PCL                                5,688,700      2,633,657
    Bangkok Aviation Fuel Services PCL                 2,039,842      2,865,678
    Bangkok Bank PCL                                     806,700      5,717,989
    Bangkok Chain Hospital PCL                        11,197,750      5,791,940

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
THAILAND -- (Continued)
    Bangkok Dusit Medical Services PCL Class F           14,257,800 $ 9,832,966
    Bangkok Expressway & Metro PCL                       36,421,555   9,012,358
    Bangkok Insurance PCL                                    20,640     257,012
    Bangkok Land PCL                                    100,373,904   5,544,280
    Bangkok Life Assurance PCL                            3,096,240   3,657,755
    Bangkok Ranch PCL                                     4,720,600   1,092,731
    Banpu PCL                                            12,812,110   9,326,823
    Banpu Power PCL                                         556,200     470,603
    BCPG PCL                                              1,103,700     907,416
    Beauty Community PCL                                 12,951,600   9,180,253
    BEC World PCL                                         9,357,400   3,495,580
    Berli Jucker PCL                                      3,790,250   6,958,473
    Better World Green PCL                               16,235,600     679,075
    Big Camera Corp. PCL                                 21,433,500   1,970,897
    BJC Heavy Industries PCL Class F                      2,616,700     290,744
    BTS Group Holdings PCL                               10,285,200   2,643,546
    Bumrungrad Hospital PCL                               1,315,600   8,233,001
    Buriram Sugar PCL Class F                             1,778,060     454,166
    Cal-Comp Electronics Thailand PCL Class F            18,866,928   1,698,746
    Carabao Group PCL Class F                             1,129,800   2,976,006
    Central Pattana PCL                                   5,485,900  14,537,985
    Central Plaza Hotel PCL                               5,119,200   8,458,448
    CH Karnchang PCL                                      3,355,567   2,865,946
    Charoen Pokphand Foods PCL                           21,439,700  16,565,796
    Charoong Thai Wire & Cable PCL Class F                1,034,400     369,900
    Christiani & Nielsen Thai Class F                     2,094,400     216,662
    Chularat Hospital PCL Class F                        47,891,000   3,088,755
*   CIMB Thai Bank PCL                                    1,623,900      60,144
    CK Power PCL                                         26,566,910   3,664,401
    COL PCL                                                 161,200     311,386
    Com7 PCL Class F                                      6,118,400   3,399,111
*   Country Group Development PCL                        15,109,000     665,722
    Country Group Holdings PCL Class F                    6,787,311     288,222
    CP ALL PCL                                           10,424,500  26,543,866
    Delta Electronics Thailand PCL                        1,870,500   4,598,611
*   Demco PCL                                             1,370,900     262,625
    Dhipaya Insurance PCL                                 1,277,500   1,968,052
    Diamond Building Products PCL                         1,041,800     196,252
    Dynasty Ceramic PCL                                  20,099,660   2,323,141
    Eastern Polymer Group PCL Class F                     5,757,000   1,856,504
    Eastern Printing PCL(B13J3C3)                            34,876       4,677
    Eastern Printing PCL(B13J3B2)                           816,428     109,483
    Eastern Water Resources Development and Management
      PCL Class F                                         4,073,500   1,573,734
    Electricity Generating PCL(6304643)                     836,000   5,818,902
    Electricity Generating PCL(6368553)                     147,500   1,026,660
    Energy Absolute PCL                                   5,699,800  12,329,548
    Energy Earth PCL                                      3,836,900      67,072
    Erawan Group PCL (The)                               15,466,700   4,123,466
*   Esso Thailand PCL                                     9,683,900   5,874,652
    Forth Corp. PCL                                         777,400     174,989
    Forth Smart Service PCL                               3,638,900   1,800,860
    Fortune Parts Industry PCL Class F                    4,021,400     564,948
*   G J Steel PCL                                         6,467,310      72,272

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    GFPT PCL                                              4,916,222 $ 2,103,364
    Global Power Synergy PCL Class F                      2,465,500   6,553,412
    Glow Energy PCL                                       2,768,500   7,535,588
*   GMM Grammy PCL                                          370,000     119,317
    Golden Land Property Development PCL(6368586)           816,400     229,384
    Golden Land Property Development PCL(BYNQKS0)         5,953,400   1,672,731
    Grand Canal Land PCL                                  5,777,700     337,586
*   Grande Asset Hotels & Property PCL                    2,075,415      81,506
    Group Lease PCL                                       1,938,700     312,594
    Hana Microelectronics PCL                             2,067,757   2,805,864
    Home Product Center PCL                              32,325,715  14,655,976
    ICC International PCL                                    51,000      64,727
*   Ichitan Group PCL                                     4,958,800   1,519,939
    Indorama Ventures PCL                                 7,418,200  13,263,704
*   Inter Far East Energy Corp. Class F                   4,117,300      76,417
    Interhides PCL                                          774,900     287,000
    Interlink Communication PCL                             614,700     206,078
    Intouch Holdings PCL                                  2,855,300   5,242,010
    Intouch Holdings PCL Class F                            180,100     330,643
    IRPC PCL                                             46,869,890  10,999,160
    Italian-Thai Development PCL                         16,157,519   2,042,905
    Jasmine International PCL                            28,533,900   7,060,591
    Jaymart PCL                                           4,348,845   3,304,678
    JMT Network Services PCL                                366,200     426,766
    JSP Property PCL                                      1,090,100      26,104
    Jubilee Enterprise PCL                                  102,600      74,690
    Kang Yong Electric PCL                                   11,400     173,985
    Karmarts PCL                                          5,135,266   1,262,502
    Kasikornbank PCL(6364766)                             2,994,800  21,992,465
    Kasikornbank PCL(6888794)                             1,466,600  10,816,877
    KCE Electronics PCL                                   1,983,382   4,717,815
    KGI Securities Thailand PCL                          12,673,200   2,043,412
    Khon Kaen Sugar Industry PCL                         17,308,248   2,420,502
    Khonburi Sugar PCL                                      284,500      46,327
    Kiatnakin Bank PCL                                    2,748,207   7,173,241
    Krung Thai Bank PCL                                  14,905,675   9,518,311
    Krungthai Card PCL                                    1,312,000  10,053,640
    Laguna Resorts & Hotels PCL                              10,800       8,517
    Lam Soon Thailand PCL                                 2,703,200     513,539
    Land & Houses PCL(6581930)                            3,326,700   1,242,733
    Land & Houses PCL(6581941)                           12,114,380   4,486,807
    Lanna Resources PCL                                   2,066,050   1,253,351
    LH Financial Group PCL                               53,282,027   2,943,100
    Loxley PCL                                           11,233,035     946,846
    LPN Development PCL                                   5,701,596   2,166,315
    Major Cineplex Group PCL                              5,267,800   5,003,737
    Malee Group PCL                                       1,691,100   1,930,295
    Maybank Kim Eng Securities Thailand PCL                 272,400     190,471
    MBK PCL                                               5,937,600   4,056,981
    MC Group PCL                                          3,218,300   1,541,331
*   MCOT PCL                                              1,938,900     674,777
    MCS Steel PCL                                         3,002,500   1,188,729
    Mega Lifesciences PCL                                 2,348,400   3,486,609

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
*   Millcon Steel PCL                                    1,230,100 $     69,517
    Minor International PCL                              8,450,957   11,872,354
    MK Real Estate Development PCL                       2,044,900      238,963
    MK Restaurants Group PCL                               862,300    2,409,044
    Modernform Group PCL                                   724,300      128,348
    Mono Technology PCL Class F                         16,081,400    2,454,313
    Muang Thai Insurance PCL                                19,800       85,345
    Muangthai Leasing PCL Class F                        4,445,200    6,067,443
    Muramoto Electron Thailand PCL                           7,400       55,051
    Namyong Terminal PCL                                 2,863,400      571,400
*   Nation Multimedia Group PCL                          9,190,800      129,117
    Netbay PCL                                             370,400      449,400
*   Noble Development PCL                                  214,500       93,827
    Origin Property PCL                                  1,211,900      847,401
    Padaeng Industry PCL                                   643,300      466,249
    PCS Machine Group Holding PCL                        1,447,400      376,638
    Plan B Media Pcl                                     4,264,300      932,645
    Platinum Group PCL (The) Class F                     1,054,100      289,440
    Polyplex Thailand PCL                                5,094,287    2,390,997
*   Precious Shipping PCL                                9,059,400    3,297,483
    Premier Marketing PCL                                4,041,000    1,716,006
*   Principal Capital PCL                                  788,900      147,352
    Property Perfect PCL                                35,870,900      962,055
    Pruksa Holding PCL                                   8,112,700    6,268,434
    PTG Energy PCL                                       7,795,200    5,326,222
    PTT Exploration & Production PCL                     7,828,569   29,744,563
    PTT Global Chemical PCL                              7,291,511   22,407,661
    PTT PCL                                              7,202,280  113,139,264
    Pylon PCL                                              312,100      165,417
    Quality Houses PCL                                  60,515,104    6,182,897
    Raimon Land PCL                                     19,936,500      611,080
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                       2,164,801    3,784,255
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                         731,100    1,278,024
    Ratchthani Leasing PCL                               7,454,500    2,427,711
*   Regional Container Lines PCL                         4,007,000    1,202,612
    Robinson PCL                                         1,504,500    3,446,612
    Rojana Industrial Park PCL                           8,559,312    2,076,972
*   RS PCL                                               5,446,400    5,303,806
    S 11 Group PCL                                         938,400      239,693
    Saha-Union PCL                                         723,700    1,039,799
    Sahaviriya Steel Industries PCL                     72,645,680       21,803
    Samart Corp. PCL                                     6,181,800    2,210,605
*   Samart Digital Public Co., Ltd.                     14,498,900      231,464
    Samart Telcoms PCL                                   3,055,200    1,160,820
    Sansiri PCL                                         84,296,885    5,867,408
    Sappe PCL                                            1,325,900    1,217,102
    SC Asset Corp. PCL                                  22,343,116    2,882,062
    Scan Inter PCL Class F                               2,308,700      375,938
    SEAFCO PCL                                           1,946,100      618,253
    Sena Development PCL                                   598,500       82,934
    Siam Cement PCL (The)(6609906)                         288,700    4,535,134
    Siam Cement PCL (The)(6609928)                         772,300   12,131,916
    Siam City Cement PCL(6363194)                           25,524      219,220

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Siam City Cement PCL(6806387)                           560,377 $ 4,812,944
    Siam Commercial Bank PCL (The)                        3,442,269  17,310,261
    Siam Future Development PCL                           6,130,425   1,761,616
    Siam Global House PCL                                 6,346,772   3,444,927
    Siam Wellness Group PCL Class F                       1,456,600   1,013,853
    Siamgas & Petrochemicals PCL                          5,318,300   5,263,962
*   Singha Estate PCL                                    12,127,271   1,246,801
    Sino-Thai Engineering & Construction PCL              2,013,171   1,587,654
    SNC Former PCL                                          954,900     429,888
    Somboon Advance Technology PCL                        2,607,925   1,681,995
    SPCG PCL                                              4,118,200   3,221,453
    Sri Ayudhya Capital PCL                                 268,100     291,041
    Sri Trang Agro-Industry PCL                           7,260,440   2,874,504
    Sriracha Construction PCL                               765,700     486,508
    Srisawad Corp. PCL                                    2,669,644   5,369,974
    Srithai Superware PCL                                13,370,500     610,467
    Star Petroleum Refining PCL                          13,858,800   7,389,590
*   Stars Microelectronics Thailand PCL                   2,240,900     150,252
    STP & I PCL                                           7,867,033   1,481,976
    Sub Sri Thai PCL                                        316,910      81,959
    Supalai PCL                                           8,485,300   6,366,684
*   Superblock PCL                                       85,879,400   3,208,139
    Susco PCL                                             2,397,300     304,638
    SVI PCL                                               9,824,428   1,336,273
*   Symphony Communication PCL                              353,477      97,059
    Synnex Thailand PCL                                   1,912,800     928,307
    Syntec Construction PCL                              10,267,800   1,934,228
    Taokaenoi Food & Marketing PCL                        5,984,000   4,260,639
    Tapaco PCL                                            1,283,200     524,424
*   Tata Steel Thailand PCL                              30,609,200     977,305
    Thai Agro Energy PCL Class F                            279,230      23,893
*   Thai Airways International PCL                       11,205,237   5,903,142
    Thai Central Chemical PCL                               247,700     369,731
    Thai Metal Trade PCL                                  1,779,600     965,939
    Thai Nakarin Hospital PCL                               137,400     163,415
    Thai Oil PCL                                          5,886,400  19,264,240
    Thai Rayon PCL                                           20,400      37,289
    Thai Reinsurance PCL                                  4,447,800     259,881
    Thai Solar Energy PCL Class F                         1,779,900     256,869
    Thai Stanley Electric PCL                                 5,600      40,587
    Thai Stanley Electric PCL Class F                       150,500   1,090,789
    Thai Union Group PCL Class F                         10,125,660   6,692,247
    Thai Vegetable Oil PCL                                4,493,625   4,878,137
    Thai Wah PCL Class F                                  3,762,700   1,261,442
    Thai-German Ceramic Industry PCL Class F              4,936,600     498,073
    Thaicom PCL                                           4,017,400   1,500,753
    Thaifoods Group PCL Class F                           5,845,700   1,026,544
    Thaire Life Assurance PCL Class F                     2,499,700     973,702
    Thanachart Capital PCL                                6,457,400  12,164,323
    Thitikorn PCL                                         1,682,700     918,716
    Thoresen Thai Agencies PCL                           10,433,200   2,931,423
    TICON Industrial Connection PCL Class F               5,458,824   3,032,680
    Tipco Asphalt PCL(BWZ1HK0)                            4,026,400   2,956,807

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Tipco Asphalt PCL(6363967)                           3,055,100 $  2,243,528
    TIPCO Foods PCL                                      2,159,000    1,054,684
    Tisco Financial Group PCL(B3KFW10)                          90          254
    Tisco Financial Group PCL(B3KFW76)                   2,254,400    6,370,192
    TMB Bank PCL                                        66,703,013    6,176,205
*   Total Access Communication PCL(B1YWK08)              6,418,200   10,092,476
*   Total Access Communication PCL(B231MK7)                982,200    1,544,488
    TPC Power Holdings Co., Ltd.                           525,400      254,983
    TPI Polene PCL                                      93,184,210    6,366,993
    TRC Construction PCL                                13,541,085      436,670
*   True Corp. PCL                                      60,288,148   12,993,135
    TTCL PCL                                             1,432,868      951,585
    TTW PCL                                             13,101,600    5,521,747
*   U City PCL                                          67,261,500       42,951
    Union Mosaic Industry PCL (The) Class F                345,975       24,081
    Unique Engineering & Construction PCL                6,742,805    3,444,600
    United Paper PCL                                       715,500      230,733
    Univanich Palm Oil PCL                               1,240,700      318,890
    Univentures PCL                                     12,348,700    4,061,035
    Vanachai Group PCL                                   7,927,640    2,809,604
    VGI Global Media PCL                                23,067,500    4,750,491
    Vibhavadi Medical Center PCL                        38,180,100    3,071,962
    Vinythai PCL                                         3,670,000    3,339,559
    WHA Corp. PCL                                       23,166,200    3,121,372
    Workpoint Entertainment PCL                          1,848,980    4,914,674
                                                                   ------------
TOTAL THAILAND                                                      991,442,290
                                                                   ------------
TURKEY -- (1.5%)
#   Adana Cimento Sanayii TAS Class A                      447,468      742,909
#*  Afyon Cimento Sanayi TAS                               902,611    1,865,978
    Akbank Turk A.S.                                     6,273,494   18,183,286
#   Akcansa Cimento A.S.                                   500,027    1,516,630
#*  Akenerji Elektrik Uretim A.S.                        3,770,374    1,022,121
#   Aksa Akrilik Kimya Sanayii A.S.                      1,291,529    5,137,902
#*  Aksa Enerji Uretim A.S.                                756,455    1,005,029
*   Aksigorta A.S.                                       1,300,208    1,375,233
#   Alarko Holding A.S.                                  1,011,150    1,926,157
#   Albaraka Turk Katilim Bankasi A.S.                   5,528,802    2,350,318
    Alkim Alkali Kimya A.S.                                194,164    1,322,624
    Anadolu Anonim Turk Sigorta Sirketi                  1,739,079    1,726,822
    Anadolu Cam Sanayii A.S.                             2,483,432    2,172,836
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.          1,068,983    7,923,969
#   Anadolu Hayat Emeklilik A.S.                           730,868    1,447,745
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.            3,168       12,292
    Arcelik A.S.                                         1,751,700    8,875,380
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.              495,849    4,384,068
    AvivaSA Emeklilik ve Hayat A.S. Class A                 37,268      176,458
    Aygaz A.S.                                             374,608    1,586,922
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 317,741      874,686
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              275,870      752,296
#*  Bera Holding A.S.                                      695,826    1,108,687
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.   1,083,806    1,161,827

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TURKEY -- (Continued)
    BIM Birlesik Magazalar A.S.                             901,688 $17,974,081
#*  Bizim Toptan Satis Magazalari A.S.                      234,104     506,938
#   Bolu Cimento Sanayii A.S.                               856,583   1,376,535
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.          682,852   2,634,778
    Borusan Yatirim ve Pazarlama A.S.                         9,297     109,226
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.            241,469     588,510
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.        552,239   1,161,740
#   Bursa Cimento Fabrikasi A.S.                            304,425     458,537
#   Celebi Hava Servisi A.S.                                102,022     976,361
    Cemtas Celik Makina Sanayi Ve Ticaret A.S.               96,856     147,491
#   Cimsa Cimento Sanayi VE Ticaret A.S.                    646,191   2,402,608
    Coca-Cola Icecek A.S.                                   613,380   5,867,440
#*  Deva Holding A.S.                                       216,864     272,532
#*  Dogan Sirketler Grubu Holding A.S.                   13,848,316   3,131,166
#*  Dogus Otomotiv Servis ve Ticaret A.S.                   444,015   1,047,780
    Eczacibasi Yatirim Holding Ortakligi A.S.               305,114     909,625
#   EGE Endustri VE Ticaret A.S.                             24,008   2,257,423
    EGE Seramik Sanayi ve Ticaret A.S.                      451,356     541,868
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                              2,592,458   3,252,356
    Enka Insaat ve Sanayi A.S.                            2,200,918   3,305,982
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S.             63,763   1,659,325
    Eregli Demir ve Celik Fabrikalari TAS                 8,609,640  22,763,336
#*  Fenerbahce Futbol A.S.                                  102,382     914,203
    Ford Otomotiv Sanayi A.S.                               521,048   8,317,918
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.     561,710     933,410
#*  Global Yatirim Holding A.S.                           2,206,090   2,841,566
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.     50,997     919,276
#   Goodyear Lastikleri TAS                               1,933,774   2,153,861
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.        1,117,444   1,760,682
#*  GSD Holding AS                                        4,797,067   1,110,137
#*  Gubre Fabrikalari TAS                                   434,525     519,535
    Hektas Ticaret TAS                                      480,117     958,095
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.      190,809     111,200
#*  Ihlas Holding A.S.                                   11,713,140   1,619,728
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                          302,600   1,241,046
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S.                                                  753,290   1,043,010
*   Is Finansal Kiralama A.S.                             1,139,215     457,375
    Is Yatirim Menkul Degerler A.S. Class A                 692,987     455,575
#*  Izmir Demir Celik Sanayi A.S.                         1,833,588   1,554,664
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                             3,024,848   2,526,030
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                             1,213,014   1,015,836
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                             9,500,391   8,530,502
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.               3,809,559   2,246,969
#   Kartonsan Karton Sanayi ve Ticaret A.S.                   5,113     410,102
#   KOC Holding A.S.                                      4,212,782  20,498,883
#   Konya Cimento Sanayii A.S.                               10,060     699,954
    Kordsa Teknik Tekstil AS                                529,369   1,148,917
*   Koza Altin Isletmeleri A.S.                             425,974   4,317,294
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.        1,501,782   2,283,639
*   Logo Yazilim Sanayi Ve Ticaret A.S.                      54,689     841,053
#   Mardin Cimento Sanayii ve Ticaret A.S.                  331,123     377,276
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.          2,731,714     660,676
*   Migros Ticaret A.S.                                     279,695   1,951,301

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#*  NET Holding A.S.                                  1,711,701 $     1,115,958
#*  Netas Telekomunikasyon A.S.                         431,346       1,785,558
    Nuh Cimento Sanayi A.S.                             239,209         738,347
#   Otokar Otomotiv Ve Savunma Sanayi A.S.              140,426       4,609,138
#*  Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                      602,840         641,591
*   Pegasus Hava Tasimaciligi A.S.                      367,687       3,490,472
    Petkim Petrokimya Holding A.S.                    6,625,290      13,992,687
    Pinar Entegre Et ve Un Sanayi A.S.                   94,529         276,902
    Pinar SUT Mamulleri Sanayii A.S.                    140,907         485,372
    Polisan Holding A.S.                                 22,797          63,968
#   Polyester Sanayi A.S.                               366,965       1,141,259
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                              962,482         842,634
#*  Sekerbank TAS                                     4,676,982       2,309,068
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.         1,122,860       1,192,233
    Soda Sanayii A.S.                                 2,278,196       3,078,590
#   Tat Gida Sanayi A.S.                                645,589         994,118
    TAV Havalimanlari Holding A.S.                    1,633,463       9,612,645
    Tekfen Holding A.S.                               1,430,924       6,164,386
*   Teknosa Ic Ve Dis Ticaret A.S.                      102,667         154,930
    Tofas Turk Otomobil Fabrikasi A.S.                  984,873       8,341,140
    Trakya Cam Sanayii A.S.                           5,452,752       7,007,159
#*  Tumosan Motor ve Traktor Sanayi A.S.                374,799         916,945
    Tupras Turkiye Petrol Rafinerileri A.S.             699,285      21,449,838
#   Turcas Petrol A.S.                                2,051,798       1,324,658
*   Turk Hava Yollari AO                              5,837,094      25,573,522
*   Turk Telekomunikasyon A.S.                        2,510,120       4,222,582
    Turk Traktor ve Ziraat Makineleri A.S.              157,223       3,302,308
#   Turkcell Iletisim Hizmetleri A.S.                 5,332,131      22,127,439
    Turkcell Iletisim Hizmetleri A.S. ADR               291,527       3,046,457
    Turkiye Garanti Bankasi A.S.                      8,346,398      27,226,735
    Turkiye Halk Bankasi A.S.                         4,402,595      11,850,379
    Turkiye Is Bankasi Class C                       10,829,512      23,140,020
    Turkiye Sinai Kalkinma Bankasi A.S.              13,110,464       5,647,711
    Turkiye Sise ve Cam Fabrikalari A.S.              7,893,487      10,477,551
    Turkiye Vakiflar Bankasi TAO Class D              6,690,022      13,358,387
    Ulker Biskuvi Sanayi A.S.                         1,155,216       7,294,739
#*  Vestel Elektronik Sanayi ve Ticaret A.S.          1,580,869       4,299,034
#*  Yapi ve Kredi Bankasi A.S.                        3,440,573       4,257,525
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.        481,715       3,230,620
#*  Zorlu Enerji Elektrik Uretim A.S.                 5,987,155       3,195,957
                                                                ---------------
TOTAL TURKEY                                                        480,398,088
                                                                ---------------
TOTAL COMMON STOCKS                                              29,696,381,042
                                                                ---------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    AES Tiete Energia SA                                  6,203           4,908
    Alpargatas SA                                     1,331,965       6,682,432
    Banco ABC Brasil SA                                 965,293       5,744,171
    Banco Bradesco SA                                 5,811,393      74,385,546
#   Banco Bradesco SA ADR                             9,174,829     116,520,328
    Banco do Estado do Rio Grande do Sul SA Class B   2,235,433      11,722,620

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
*   Banco Pan SA                                         1,445,428 $    897,628
*   Banco Pine SA                                          192,365      202,091
    Braskem SA Class A                                     245,575    3,813,068
    Centrais Eletricas Brasileiras SA Class B            1,261,763    9,385,310
*   Centrais Eletricas Santa Catarina                       65,963      558,000
    Cia Brasileira de Distribuicao                         873,400   20,644,280
    Cia de Gas de Sao Paulo - COMGAS Class A               266,698    5,072,980
    Cia de Saneamento do Parana                          1,456,490    4,854,639
    Cia de Transmissao de Energia Eletrica Paulista        656,493   13,870,816
    Cia Energetica de Minas Gerais                       5,120,389   12,037,663
    Cia Energetica de Sao Paulo Class B                  1,432,642    6,927,067
    Cia Energetica do Ceara Class A                         81,330    1,359,169
    Cia Ferro Ligas da Bahia - Ferbasa                     519,982    3,834,195
    Cia Paranaense de Energia                              599,141    4,612,382
    Eucatex SA Industria e Comercio                         87,459      118,452
    Gerdau SA                                            2,662,971   12,052,624
*   Gol Linhas Aereas Inteligentes SA                      254,700    1,449,090
    Itau Unibanco Holding SA                            11,379,145  186,734,952
#   Itau Unibanco Holding SA ADR                         6,510,406  106,770,658
    Lojas Americanas SA                                  3,542,409   18,811,826
    Marcopolo SA                                         4,245,465    5,567,021
*   Petroleo Brasileiro SA                               8,903,162   55,111,109
#*  Petroleo Brasileiro SA Sponsored ADR                 4,065,689   50,373,887
    Randon SA Implementos e Participacoes                2,670,695    7,165,428
    Telefonica Brasil SA                                   894,497   15,122,541
    Unipar Carbocloro SA                                   324,610    2,173,438
*   Usinas Siderurgicas de Minas Gerais SA Class A       4,465,498   16,646,465
                                                                   ------------
TOTAL BRAZIL                                                        781,226,784
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                           309,251      936,036
    Embotelladora Andina SA Class B                        873,735    4,260,828
    Sociedad Quimica y Minera de Chile SA Class B           20,690    1,158,666
                                                                   ------------
TOTAL CHILE                                                           6,355,530
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                  2,055,296    2,067,611
    Banco Davivienda SA                                    664,188    7,461,012
    Bancolombia SA                                         299,076    3,420,727
    Grupo Argos SA                                          79,938      510,387
    Grupo Aval Acciones y Valores SA                     8,712,620    3,914,239
    Grupo de Inversiones Suramericana SA                   234,252    3,156,382
                                                                   ------------
TOTAL COLOMBIA                                                       20,530,358
                                                                   ------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                           1,516,285      338,444
                                                                   ------------
TOTAL PREFERRED STOCKS                                              808,451,116
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                     35,014       71,358

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
BRAZIL -- (Continued)
*   Profarma Distribuidora de Produtos Farmaceuticos SA
      Rights 02/09/18                                         44,671 $      841
                                                                     ----------
TOTAL BRAZIL                                                             72,199
                                                                     ----------
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18               240,449         --
                                                                     ----------
COLOMBIA -- (0.0%)
*   Celsia SA ESP Rights 02/16/18                            399,880     28,181
                                                                     ----------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18                16,346     93,290
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)                266,614    377,471
*   TATA Steel, Ltd. Rights 02/28/18(BG026Z4)                533,228  1,635,219
                                                                     ----------
TOTAL INDIA                                                           2,105,980
                                                                     ----------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20   20,243,200    944,990
                                                                     ----------
MALAYSIA -- (0.0%)
*   Econpile Holdings Bhd Rights 01/02/23                    726,500     65,236
*   Malaysian Resources Corp. Bhd Warrant 10/29/27         1,866,920    182,010
*   Sunway Bhd Warrants 10/03/24                           1,923,427    273,877
                                                                     ----------
TOTAL MALAYSIA                                                          521,123
                                                                     ----------
PHILIPPINES -- (0.0%)
*   Robinson Land Co. Rights 02/08/18                      4,367,668    229,877
                                                                     ----------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                1,003,528         --
                                                                     ----------
SOUTH KOREA -- (0.0%)
*   Ajin Industrial Co., Ltd. Rights 03/13/18                 26,942     41,125
*   Hyundai Heavy Industries Co., Ltd. Rights 03/09/18        17,711    547,327
*   Mirae Asset Daewoo Co., Ltd. Rights 02/22/18             253,735         --
*   RTS Asia Cement Rights 02/06/18                            1,902     47,200
*   Unison Co., Ltd. Rights 02/06/18                          18,885     14,944
                                                                     ----------
TOTAL SOUTH KOREA                                                       650,596
                                                                     ----------
TAIWAN -- (0.0%)
*   Bin Chuan Enterprise Co., Ltd. Rights 03/15/18            74,260     14,396
*   Casetek Holdings, Ltd. Rights 02/05/18                   265,223    141,049
                                                                     ----------
TOTAL TAIWAN                                                            155,445
                                                                     ----------
THAILAND -- (0.0%)
*   Supalai PCL Warrants 10/19/18                          2,121,325  1,320,748
*   U CIity Public Comp Rights 03/09/18                   53,809,200         --

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
THAILAND -- (Continued)
*     Vibhavadi Medical Center PCL Warrants
        06/14/22                                              1 $            --
                                                                ---------------
TOTAL THAILAND                                                        1,320,748
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                 6,029,139
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      30,510,861,297
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund                105,683,369   1,222,862,259
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $23,226,060,952)^^                                            $31,733,723,556
                                                                ===============

At January 31, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                     --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)    650      03/16/18  $ 36,227,554 $ 40,878,500  $ 4,650,946
S&P 500 Emini Index(R)            1,570    03/16/18   213,222,780  221,825,300    8,602,520
                                                     ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                              $249,450,334 $262,703,800  $13,253,466
                                                     ============ ============  ===========

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                          LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                       --------------   --------------- ------- ---------------
Common Stocks
   Brazil              $  329,170,987   $ 1,497,333,218   --    $ 1,826,504,205
   Chile                  136,608,097       302,541,100   --        439,149,197
   China                  832,733,926     4,521,079,752   --      5,353,813,678
   Colombia               104,286,600                --   --        104,286,600
   Czech Republic                  --        47,064,180   --         47,064,180
   Egypt                    1,028,653        13,941,010   --         14,969,663
   Greece                          --        79,981,014   --         79,981,014
   Hungary                    341,060       120,587,125   --        120,928,185
   India                  133,438,353     3,752,886,905   --      3,886,325,258
   Indonesia               27,959,965       817,023,402   --        844,983,367
   Malaysia                14,197,970       960,526,223   --        974,724,193
   Mexico                 947,802,302            58,648   --        947,860,950
   Peru                    38,972,683                --   --         38,972,683
   Philippines              6,548,270       348,592,684   --        355,140,954
   Poland                          --       493,990,413   --        493,990,413
   Russia                  67,584,915       331,109,472   --        398,694,387
   South Africa           142,837,018     2,236,450,374   --      2,379,287,392
   South Korea            143,201,798     5,107,379,436   --      5,250,581,234
   Taiwan                 413,653,341     4,253,629,770   --      4,667,283,111
   Thailand               991,203,033           239,257   --        991,442,290
   Turkey                   3,046,457       477,351,631   --        480,398,088
Preferred Stocks
   Brazil                 273,664,873       507,561,911   --        781,226,784
   Chile                           --         6,355,530   --          6,355,530
   Colombia                20,530,358                --   --         20,530,358
   Malaysia                   338,444                --   --            338,444
Rights/Warrants
   Brazil                          --            72,199   --             72,199
   Colombia                        --            28,181   --             28,181
   India                           --         2,105,980   --          2,105,980
   Indonesia                       --           944,990   --            944,990
   Malaysia                        --           521,123   --            521,123
   Philippines                     --           229,877   --            229,877
   South Korea                     --           650,596   --            650,596
   Taiwan                          --           155,445   --            155,445
   Thailand                        --         1,320,748   --          1,320,748
Securities Lending
  Collateral                       --     1,222,862,259   --      1,222,862,259
Futures Contracts**        13,253,466                --   --         13,253,466
                       --------------   ---------------   --    ---------------
TOTAL                  $4,642,402,569   $27,104,574,453   --    $31,746,977,022
                       ==============   ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (97.6%)
Consumer Discretionary -- (14.9%)
#   Adient P.L.C.                                          10,986 $   711,893
    Advance Auto Parts, Inc.                                5,368     628,002
*   Amazon.com, Inc.                                       22,118  32,090,785
    Aptiv P.L.C.                                           13,815   1,310,767
    Aramark                                                20,693     947,946
#   Autoliv, Inc.                                           9,593   1,460,151
*   AutoNation, Inc.                                       13,610     819,594
*   AutoZone, Inc.                                          1,130     864,947
    Best Buy Co., Inc.                                     40,856   2,984,939
    BorgWarner, Inc.                                       22,540   1,268,100
*   Bright Horizons Family Solutions, Inc.                  6,200     608,840
    Brunswick Corp.                                        12,624     792,535
*   Burlington Stores, Inc.                                 3,500     425,985
    Cable One, Inc.                                           261     184,274
    CalAtlantic Group, Inc.                                 8,450     474,298
*   CarMax, Inc.                                           20,749   1,480,856
    Carnival Corp.                                         18,307   1,310,964
    Carter's, Inc.                                          5,859     704,838
    CBS Corp. Class B                                      16,587     955,577
*   Charter Communications, Inc. Class A                   12,885   4,860,866
*   Chipotle Mexican Grill, Inc.                              976     316,966
    Columbia Sportswear Co.                                 4,865     363,270
    Comcast Corp. Class A                                 320,873  13,646,729
    Dana, Inc.                                              3,382     111,572
    Darden Restaurants, Inc.                                8,537     818,271
*   Delphi Technologies P.L.C.                              4,605     254,334
#*  Discovery Communications, Inc. Class A                 18,095     453,642
#*  Discovery Communications, Inc. Class C                 26,007     620,527
*   DISH Network Corp. Class A                             11,143     522,607
    Dollar General Corp.                                   18,487   1,906,379
*   Dollar Tree, Inc.                                      25,008   2,875,920
    Domino's Pizza, Inc.                                    2,105     456,469
    DR Horton, Inc.                                        34,554   1,694,874
    Dunkin' Brands Group, Inc.                              5,907     381,888
    Expedia, Inc.                                           5,385     689,334
    Foot Locker, Inc.                                      17,971     883,275
    Ford Motor Co.                                        244,401   2,681,079
    Gap, Inc. (The)                                        52,395   1,741,610
    Garmin, Ltd.                                           16,283   1,024,852
    General Motors Co.                                     91,038   3,860,922
    Gentex Corp.                                           40,303     954,375
    Genuine Parts Co.                                      12,354   1,285,681
    Goodyear Tire & Rubber Co. (The)                       31,418   1,093,975
    H&R Block, Inc.                                        14,015     371,958
#   Hanesbrands, Inc.                                      16,155     350,887
#   Harley-Davidson, Inc.                                  14,511     703,203
    Hasbro, Inc.                                            5,339     504,909
*   Hilton Grand Vacations, Inc.                            2,117      95,201
    Hilton Worldwide Holdings, Inc.                         9,911     848,877
    Home Depot, Inc. (The)                                 63,059  12,668,553
*   Hyatt Hotels Corp. Class A                              2,942     239,185

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    International Game Technology P.L.C.                  14,854 $  431,806
    Interpublic Group of Cos., Inc. (The)                 30,326    663,836
    Kohl's Corp.                                          21,040  1,362,761
    L Brands, Inc.                                         9,365    469,093
    Las Vegas Sands Corp.                                 19,516  1,512,880
    Lear Corp.                                             8,461  1,634,158
    Leggett & Platt, Inc.                                  7,324    340,639
#   Lennar Corp. Class A                                  14,986    939,023
    Lennar Corp. Class B                                   1,074     54,387
*   Liberty Broadband Corp. Class A                        1,832    173,380
*   Liberty Broadband Corp. Class C                       10,520  1,005,186
*   Liberty Interactive Corp., QVC Group Class A          43,779  1,229,752
*   Liberty Media Corp.-Liberty Formula One Class A        1,334     47,597
#*  Liberty Media Corp.-Liberty Formula One Class C        3,075    115,897
*   Liberty Media Corp.-Liberty SiriusXM Class A           5,337    240,218
*   Liberty Media Corp.-Liberty SiriusXM Class C          12,301    551,208
*   Liberty Ventures Series A                              5,760    339,437
#*  Lions Gate Entertainment Corp. Class A                 5,477    185,342
#*  Lions Gate Entertainment Corp. Class B                10,048    321,536
*   Live Nation Entertainment, Inc.                       16,033    722,447
*   LKQ Corp.                                             30,217  1,270,020
    Lowe's Cos., Inc.                                     44,366  4,646,451
*   Lululemon Athletica, Inc.                              5,969    466,835
#   Macy's, Inc.                                          42,385  1,099,891
*   Madison Square Garden Co. (The) Class A                1,155    249,295
    Marriott International, Inc. Class A                  14,610  2,152,637
#   Mattel, Inc.                                          17,075    270,468
    McDonald's Corp.                                      32,442  5,552,124
    MGM Resorts International                             52,700  1,920,915
*   Michael Kors Holdings, Ltd.                           12,735    840,510
*   Michaels Cos., Inc. (The)                              9,281    249,380
*   Mohawk Industries, Inc.                                7,676  2,157,417
*   Netflix, Inc.                                         13,361  3,611,478
    Newell Brands, Inc.                                   15,458    408,710
    News Corp. Class A                                    28,456    486,882
    News Corp. Class B                                    11,880    207,306
    NIKE, Inc. Class B                                    62,159  4,240,487
#   Nordstrom, Inc.                                        7,432    366,472
*   Norwegian Cruise Line Holdings, Ltd.                  22,850  1,387,909
*   NVR, Inc.                                                199    632,456
*   O'Reilly Automotive, Inc.                              4,666  1,235,044
#   Omnicom Group, Inc.                                   12,032    922,253
    Penske Automotive Group, Inc.                          9,871    515,167
    Polaris Industries, Inc.                               6,362    718,970
    Pool Corp.                                             2,904    392,737
*   Priceline Group, Inc. (The)                            1,979  3,783,947
    PulteGroup, Inc.                                      25,110    799,251
    PVH Corp.                                              5,207    807,502
    Ralph Lauren Corp.                                     5,213    595,898
    Ross Stores, Inc.                                     20,103  1,656,286
    Royal Caribbean Cruises, Ltd.                          9,048  1,208,360
    Scripps Networks Interactive, Inc. Class A             6,846    602,380
    Service Corp. International                           18,107    723,737

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
*   ServiceMaster Global Holdings, Inc.                    12,631 $    665,906
#   Sirius XM Holdings, Inc.                               57,918      353,879
    Six Flags Entertainment Corp.                           6,231      420,966
*   Skechers U.S.A., Inc. Class A                          15,810      651,214
    Starbucks Corp.                                        74,794    4,249,047
    Tapestry, Inc.                                         21,277    1,000,870
    Target Corp.                                           41,726    3,138,630
#*  Tesla, Inc.                                             3,677    1,302,798
    Thor Industries, Inc.                                   5,968      815,587
    Tiffany & Co.                                          11,989    1,278,627
    Time Warner, Inc.                                      35,427    3,377,964
    TJX Cos., Inc. (The)                                   34,217    2,748,309
    Toll Brothers, Inc.                                    10,862      505,952
    Tractor Supply Co.                                     10,479      799,024
#*  TripAdvisor, Inc.                                       7,460      258,638
    Twenty-First Century Fox, Inc. Class A                 65,540    2,418,426
    Twenty-First Century Fox, Inc. Class B                 26,234      957,279
*   Ulta Salon Cosmetics & Fragrance, Inc.                  2,776      616,550
#*  Under Armour, Inc. Class A                             13,604      188,551
#*  Under Armour, Inc. Class C                             15,670      201,359
    Vail Resorts, Inc.                                      2,127      464,877
    VF Corp.                                               15,805    1,282,418
#   Viacom, Inc. Class A                                    1,456       56,711
    Viacom, Inc. Class B                                   42,878    1,432,983
*   Visteon Corp.                                           1,248      162,340
    Walt Disney Co. (The)                                 100,761   10,949,698
*   Wayfair, Inc. Class A                                   1,395      128,354
    Whirlpool Corp.                                         9,216    1,671,967
#   Williams-Sonoma, Inc.                                  10,728      549,595
    Wyndham Worldwide Corp.                                 5,727      710,893
    Wynn Resorts, Ltd.                                      5,325      881,767
    Yum! Brands, Inc.                                      13,515    1,143,234
                                                                  ------------
Total Consumer Discretionary                                       213,211,652
                                                                  ------------
Consumer Staples -- (7.6%)
    Altria Group, Inc.                                    103,210    7,259,791
    Archer-Daniels-Midland Co.                             17,026      731,267
#*  Blue Buffalo Pet Products, Inc.                        20,805      706,954
    Brown-Forman Corp. Class A                              3,116      215,004
    Brown-Forman Corp. Class B                             11,640      806,652
    Bunge, Ltd.                                             9,181      729,247
#   Campbell Soup Co.                                      11,216      522,105
#   Casey's General Stores, Inc.                            4,093      495,703
    Church & Dwight Co., Inc.                              10,803      527,727
    Clorox Co. (The)                                        6,421      909,792
    Coca-Cola Co. (The)                                   190,394    9,060,851
    Colgate-Palmolive Co.                                  34,037    2,526,907
    Conagra Brands, Inc.                                   28,686    1,090,068
    Constellation Brands, Inc. Class A                      9,045    1,985,106
    Costco Wholesale Corp.                                 20,658    4,025,624
#   Coty, Inc. Class A                                     54,725    1,073,157
    CVS Health Corp.                                       56,854    4,473,841

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                   SHARES     VALUE+
                                                   ------- ------------
Consumer Staples -- (Continued)
    Dr Pepper Snapple Group, Inc.                   11,341 $  1,353,548
    Estee Lauder Cos., Inc. (The) Class A           10,231    1,380,776
    General Mills, Inc.                             29,297    1,713,582
*   Hain Celestial Group, Inc. (The)                 8,806      335,861
#*  Herbalife, Ltd.                                  8,163      677,447
    Hershey Co. (The)                                7,971      879,440
#   Hormel Foods Corp.                              50,936    1,748,633
    Ingredion, Inc.                                  9,163    1,316,173
    JM Smucker Co. (The)                            10,433    1,323,843
#   Kellogg Co.                                     13,844      942,915
    Kimberly-Clark Corp.                            16,945    1,982,565
    Kraft Heinz Co. (The)                           19,634    1,539,109
    Kroger Co. (The)                                64,904    1,970,485
    Lamb Weston Holdings, Inc.                       5,445      319,077
    McCormick & Co., Inc. Non-Voting                 9,439    1,026,680
    Molson Coors Brewing Co. Class B                26,095    2,192,502
    Mondelez International, Inc. Class A            52,386    2,325,938
*   Monster Beverage Corp.                          15,315    1,044,942
#   National Beverage Corp.                          2,084      230,220
    PepsiCo, Inc.                                   76,921    9,253,596
    Philip Morris International, Inc.               58,561    6,279,496
#*  Pilgrim's Pride Corp.                           12,114      336,406
    Pinnacle Foods, Inc.                            10,258      635,381
*   Post Holdings, Inc.                             10,947      828,360
    Procter & Gamble Co. (The)                     123,423   10,656,342
    Seaboard Corp.                                       4       17,344
#   Spectrum Brands Holdings, Inc.                   4,201      497,650
    Sysco Corp.                                     26,567    1,670,267
    Tyson Foods, Inc. Class A                       17,020    1,295,392
*   US Foods Holding Corp.                          24,135      775,458
    Wal-Mart Stores, Inc.                          102,286   10,903,688
    Walgreens Boots Alliance, Inc.                  45,829    3,449,091
                                                           ------------
Total Consumer Staples                                      108,042,003
                                                           ------------
Energy -- (5.3%)
    Anadarko Petroleum Corp.                        21,179    1,271,799
    Andeavor                                        17,823    1,927,736
*   Antero Resources Corp.                          22,713      441,314
    Apache Corp.                                    33,087    1,484,614
    Baker Hughes a GE Co.                           10,432      335,389
    Cabot Oil & Gas Corp.                           19,278      507,975
#*  Centennial Resource Development, Inc. Class A   26,237      535,497
    Cheniere Energy Partners L.P. Holdings LLC       5,564      158,407
*   Cheniere Energy, Inc.                           10,541      596,199
    Chevron Corp.                                   77,297    9,689,179
    Cimarex Energy Co.                               9,340    1,047,948
*   Concho Resources, Inc.                           7,950    1,251,648
    ConocoPhillips                                  46,065    2,709,083
*   Continental Resources, Inc.                     13,981      776,365
#   Core Laboratories NV                             3,969      453,657
    Devon Energy Corp.                              48,946    2,024,896
*   Diamondback Energy, Inc.                         7,102      891,301

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
*   Energen Corp.                                           2,875 $   150,161
    EOG Resources, Inc.                                    22,191   2,551,965
    EQT Corp.                                              11,423     620,155
    Exxon Mobil Corp.                                     172,433  15,053,401
    Halliburton Co.                                        36,434   1,956,506
    Helmerich & Payne, Inc.                                 7,547     543,610
#   Hess Corp.                                             22,644   1,143,748
    HollyFrontier Corp.                                    14,928     715,947
    Kinder Morgan, Inc.                                   100,902   1,814,218
    Marathon Oil Corp.                                     64,042   1,164,924
    Marathon Petroleum Corp.                               33,361   2,310,916
#   Murphy Oil Corp.                                       18,774     602,645
    National Oilwell Varco, Inc.                           24,765     908,380
*   Newfield Exploration Co.                               29,253     926,150
    Noble Energy, Inc.                                     28,993     884,866
    Occidental Petroleum Corp.                             36,898   2,766,243
    ONEOK, Inc.                                            25,693   1,512,290
*   Parsley Energy, Inc. Class A                           19,771     466,596
    Patterson-UTI Energy, Inc.                             14,741     348,182
    Phillips 66                                            17,597   1,801,933
    Pioneer Natural Resources Co.                           6,616   1,210,132
#   Range Resources Corp.                                  14,484     206,397
#   RPC, Inc.                                               7,979     161,176
*   RSP Permian, Inc.                                      15,947     632,777
    Schlumberger, Ltd.                                     45,253   3,329,716
#   Targa Resources Corp.                                  14,955     717,840
    TechnipFMC P.L.C.                                      29,580     960,167
#*  Transocean, Ltd.                                       11,685     126,081
    Valero Energy Corp.                                    23,140   2,220,746
    Williams Cos., Inc. (The)                              48,280   1,515,509
*   WPX Energy, Inc.                                       39,626     583,691
                                                                  -----------
Total Energy                                                       76,010,075
                                                                  -----------
Financials -- (14.0%)
    Affiliated Managers Group, Inc.                         5,187   1,035,481
    Aflac, Inc.                                            20,482   1,806,512
*   Alleghany Corp.                                           920     577,484
    Allstate Corp. (The)                                   19,232   1,899,545
    Ally Financial, Inc.                                   44,349   1,320,270
    American Express Co.                                   52,182   5,186,891
    American Financial Group, Inc.                          7,161     811,628
    American International Group, Inc.                     36,576   2,337,938
    Ameriprise Financial, Inc.                             11,246   1,897,200
    Aon P.L.C.                                             11,772   1,673,625
*   Arch Capital Group, Ltd.                                8,195     745,253
    Arthur J Gallagher & Co.                               16,416   1,121,541
    Assurant, Inc.                                          6,008     549,612
    Assured Guaranty, Ltd.                                  5,314     189,125
    Axis Capital Holdings, Ltd.                             6,982     352,800
    Bank of America Corp.                                 403,547  12,913,504
    Bank of New York Mellon Corp. (The)                    50,499   2,863,293
#   Bank of the Ozarks, Inc.                               15,237     761,088

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    BB&T Corp.                                             32,454 $ 1,791,136
*   Berkshire Hathaway, Inc. Class B                       62,861  13,476,141
    BlackRock, Inc.                                         4,164   2,339,335
    BOK Financial Corp.                                     4,328     418,474
*   Brighthouse Financial, Inc.                             5,556     357,029
    Brown & Brown, Inc.                                    12,551     658,676
    Capital One Financial Corp.                            15,295   1,590,068
    Cboe Global Markets, Inc.                               6,365     855,392
    Charles Schwab Corp. (The)                             50,607   2,699,377
    Chubb, Ltd.                                            15,615   2,438,282
    Cincinnati Financial Corp.                             11,760     904,344
    CIT Group, Inc.                                        12,370     627,035
    Citigroup, Inc.                                        85,781   6,732,093
    Citizens Financial Group, Inc.                         18,756     860,900
    CME Group, Inc.                                        12,053   1,849,894
    CNA Financial Corp.                                     1,453      78,694
    Comerica, Inc.                                         12,994   1,237,289
    Commerce Bancshares, Inc.                              14,411     843,188
#*  Credit Acceptance Corp.                                 1,917     632,054
    Cullen/Frost Bankers, Inc.                              5,350     569,294
    Discover Financial Services                            23,292   1,858,702
*   E*TRADE Financial Corp.                                23,410   1,233,707
    East West Bancorp, Inc.                                13,400     883,194
    Eaton Vance Corp.                                       9,606     555,227
    Erie Indemnity Co. Class A                              2,577     306,045
    Everest Re Group, Ltd.                                  2,544     584,611
#   FactSet Research Systems, Inc.                          1,985     398,370
    Fifth Third Bancorp                                    40,316   1,334,460
    First American Financial Corp.                         12,557     741,742
    First Citizens BancShares, Inc. Class A                   514     218,661
    First Horizon National Corp.                           19,348     384,251
    First Republic Bank                                    10,421     933,201
    FNB Corp.                                              22,012     315,872
    FNF Group                                              25,940   1,011,141
    Franklin Resources, Inc.                               17,065     723,727
    Goldman Sachs Group, Inc. (The)                        14,390   3,854,937
    Hartford Financial Services Group, Inc. (The)          25,329   1,488,332
    Huntington Bancshares, Inc.                            94,843   1,534,560
    Intercontinental Exchange, Inc.                        19,410   1,433,234
    Invesco, Ltd.                                          29,869   1,079,167
    Investors Bancorp, Inc.                                24,055     329,313
    Janus Henderson Group P.L.C.                           14,540     572,585
    JPMorgan Chase & Co.                                  177,701  20,554,675
    KeyCorp                                                36,793     787,370
    Lazard, Ltd. Class A                                   12,455     729,489
    Leucadia National Corp.                                23,989     649,382
    Lincoln National Corp.                                 14,953   1,238,108
    Loews Corp.                                            23,140   1,195,181
    LPL Financial Holdings, Inc.                           10,239     610,859
    M&T Bank Corp.                                          5,384   1,027,160
*   Markel Corp.                                              981   1,125,884
    MarketAxess Holdings, Inc.                              1,544     302,948
    Marsh & McLennan Cos., Inc.                            29,654   2,476,702

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Financials -- (Continued)
    MetLife, Inc.                                          36,231 $  1,741,624
    Moody's Corp.                                           5,902      954,885
    Morgan Stanley                                         45,651    2,581,564
    Morningstar, Inc.                                         388       37,295
    MSCI, Inc.                                              4,620      643,243
    Nasdaq, Inc.                                           15,390    1,245,205
#   New York Community Bancorp, Inc.                       46,728      661,668
    Northern Trust Corp.                                   11,489    1,210,826
    Old Republic International Corp.                       22,528      484,127
    PacWest Bancorp                                        11,766      616,891
    People's United Financial, Inc.                        29,428      578,849
    Pinnacle Financial Partners, Inc.                       4,944      312,955
    PNC Financial Services Group, Inc. (The)               15,698    2,480,598
    Principal Financial Group, Inc.                        27,313    1,846,359
    Progressive Corp. (The)                                26,852    1,452,693
    Prosperity Bancshares, Inc.                             5,293      401,209
    Prudential Financial, Inc.                             16,629    1,975,858
    Raymond James Financial, Inc.                          13,344    1,286,228
    Regions Financial Corp.                                87,366    1,680,048
    Reinsurance Group of America, Inc.                      5,788      906,690
    RenaissanceRe Holdings, Ltd.                            3,114      395,914
    S&P Global, Inc.                                       13,903    2,517,833
    Santander Consumer USA Holdings, Inc.                  43,278      746,546
    SEI Investments Co.                                     7,378      554,457
*   Signature Bank                                          3,842      591,668
*   SLM Corp.                                              53,071      607,132
    State Street Corp.                                     12,889    1,419,981
    Sterling Bancorp                                       20,400      504,900
    SunTrust Banks, Inc.                                   18,358    1,297,911
*   SVB Financial Group                                     4,822    1,188,864
    Synchrony Financial                                    42,221    1,675,329
    Synovus Financial Corp.                                14,225      716,798
    T Rowe Price Group, Inc.                               21,670    2,419,022
    TD Ameritrade Holding Corp.                            12,092      674,613
    TFS Financial Corp.                                    10,716      156,668
    Torchmark Corp.                                         8,174      742,608
    Travelers Cos., Inc. (The)                             17,373    2,604,560
    U.S. Bancorp.                                          83,972    4,798,160
    Umpqua Holdings Corp.                                   2,385       51,635
    Unum Group                                             16,609      883,433
    Voya Financial, Inc.                                   12,787      663,773
    Webster Financial Corp.                                 6,882      389,659
    Wells Fargo & Co.                                     239,585   15,759,901
*   Western Alliance Bancorp                               12,013      704,683
    Willis Towers Watson P.L.C.                             9,393    1,507,295
    WR Berkley Corp.                                        9,145      667,402
    XL Group, Ltd.                                         18,025      664,041
    Zions Bancorporation                                   13,518      730,378
                                                                  ------------
Total Financials                                                   200,208,261
                                                                  ------------
Health Care -- (12.9%)
    Abbott Laboratories                                    63,548    3,950,144

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Health Care -- (Continued)
    AbbVie, Inc.                                          86,347 $9,689,860
*   ABIOMED, Inc.                                          2,102    493,970
    Aetna, Inc.                                           16,727  3,124,938
    Agilent Technologies, Inc.                            15,314  1,124,507
*   Akorn, Inc.                                            4,201    135,356
*   Alexion Pharmaceuticals, Inc.                          7,618    908,980
*   Align Technology, Inc.                                 3,139    822,418
#*  Alkermes P.L.C.                                        4,353    248,861
    Allergan P.L.C.                                       10,837  1,953,478
*   Alnylam Pharmaceuticals, Inc.                          3,432    446,091
    AmerisourceBergen Corp.                               12,284  1,224,346
    Amgen, Inc.                                           35,017  6,514,913
    Anthem, Inc.                                          13,016  3,226,016
*   athenahealth, Inc.                                     2,052    257,136
    Baxter International, Inc.                            24,919  1,794,916
    Becton Dickinson and Co.                              10,446  2,537,751
*   Bio-Rad Laboratories, Inc. Class A                     1,915    495,085
    Bio-Techne Corp.                                       1,453    203,841
*   Biogen, Inc.                                          12,180  4,236,326
*   BioMarin Pharmaceutical, Inc.                          8,116    732,307
*   Bioverativ, Inc.                                      11,549  1,190,240
#*  Bluebird Bio, Inc.                                     1,985    406,727
*   Boston Scientific Corp.                               48,649  1,360,226
    Bristol-Myers Squibb Co.                              70,325  4,402,345
    Bruker Corp.                                          12,751    454,063
    Cardinal Health, Inc.                                 17,708  1,271,257
*   Catalent, Inc.                                        17,365    808,167
*   Celgene Corp.                                         33,904  3,429,729
*   Centene Corp.                                         16,375  1,756,055
*   Cerner Corp.                                          15,969  1,103,937
*   Charles River Laboratories International, Inc.         5,310    559,886
    Cigna Corp.                                           12,408  2,585,207
    Cooper Cos., Inc. (The)                                3,824    935,618
    Danaher Corp.                                         20,998  2,126,677
*   DaVita, Inc.                                          26,795  2,091,082
    DENTSPLY SIRONA, Inc.                                 16,638  1,011,757
#*  DexCom, Inc.                                           2,218    129,088
*   Edwards Lifesciences Corp.                             7,631    965,932
    Eli Lilly & Co.                                       40,992  3,338,798
    Encompass Health Corp.                                 5,846    309,370
#*  Envision Healthcare Corp.                              8,430    303,396
#*  Exact Sciences Corp.                                   5,004    248,749
*   Exelixis, Inc.                                        12,312    373,177
*   Express Scripts Holding Co.                           39,812  3,152,314
    Gilead Sciences, Inc.                                 95,391  7,993,766
*   HCA Healthcare, Inc.                                  11,512  1,164,554
#*  Henry Schein, Inc.                                    10,684    808,565
    Hill-Rom Holdings, Inc.                                7,504    640,316
*   Hologic, Inc.                                         27,396  1,169,809
    Humana, Inc.                                           7,785  2,194,047
*   IDEXX Laboratories, Inc.                               4,202    785,942
*   Illumina, Inc.                                         4,881  1,135,516
*   Incyte Corp.                                           4,413    398,450

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   Intuitive Surgical, Inc.                                3,543 $  1,529,407
#*  Ionis Pharmaceuticals, Inc.                             4,207      220,952
*   IQVIA Holdings, Inc.                                   17,205    1,758,179
*   Jazz Pharmaceuticals P.L.C.                             4,110      598,991
    Johnson & Johnson                                     132,486   18,308,240
*   Juno Therapeutics, Inc.                                 6,415      550,471
*   Laboratory Corp. of America Holdings                   10,521    1,835,914
*   Masimo Corp.                                            1,934      182,260
    McKesson Corp.                                         11,363    1,918,983
*   MEDNAX, Inc.                                            7,834      413,714
    Medtronic P.L.C.                                       43,422    3,729,516
    Merck & Co., Inc.                                     137,057    8,120,627
*   Mettler-Toledo International, Inc.                      1,086      733,332
#*  Molina Healthcare, Inc.                                 3,700      338,032
*   Mylan NV                                               24,331    1,042,583
#*  Nektar Therapeutics                                     3,232      270,228
*   Neurocrine Biosciences, Inc.                            3,123      266,923
    PerkinElmer, Inc.                                       8,157      653,865
    Perrigo Co. P.L.C.                                      9,899      897,047
    Pfizer, Inc.                                          349,673   12,951,888
*   PRA Health Sciences, Inc.                               5,317      484,166
#*  Premier, Inc. Class A                                   4,831      156,766
    Quest Diagnostics, Inc.                                14,307    1,513,967
*   Regeneron Pharmaceuticals, Inc.                         2,737    1,003,521
    ResMed, Inc.                                            6,123      617,137
*   Sage Therapeutics, Inc.                                   844      160,191
#*  Seattle Genetics, Inc.                                  3,057      159,881
    STERIS P.L.C.                                           5,840      530,973
    Stryker Corp.                                          16,062    2,640,272
*   Syneos Health, Inc.                                     7,418      284,480
*   Taro Pharmaceutical Industries, Ltd.                    2,229      226,667
    Teleflex, Inc.                                          2,390      663,823
    Thermo Fisher Scientific, Inc.                         19,536    4,378,213
*   United Therapeutics Corp.                               7,373      951,117
    UnitedHealth Group, Inc.                               49,195   11,648,392
    Universal Health Services, Inc. Class B                 9,059    1,100,668
*   Varian Medical Systems, Inc.                            4,145      528,488
*   Veeva Systems, Inc. Class A                             3,349      210,518
*   Vertex Pharmaceuticals, Inc.                            8,434    1,407,382
*   Waters Corp.                                            3,358      724,018
*   WellCare Health Plans, Inc.                             4,684      985,420
    West Pharmaceutical Services, Inc.                      4,492      450,098
    Zimmer Biomet Holdings, Inc.                            7,833      995,731
    Zoetis, Inc.                                           26,077    2,000,888
                                                                  ------------
Total Health Care                                                  184,869,931
                                                                  ------------
Industrials -- (12.2%)
    3M Co.                                                 31,608    7,917,804
#   Acuity Brands, Inc.                                     2,891      446,486
*   AECOM                                                  14,121      552,272
    AGCO Corp.                                              9,721      705,939
    Air Lease Corp.                                         3,866      187,965

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Alaska Air Group, Inc.                                 15,171 $   997,190
    Allegion P.L.C.                                         4,960     427,106
    Allison Transmission Holdings, Inc.                    17,311     765,839
    AMERCO                                                  1,535     560,398
    American Airlines Group, Inc.                          22,281   1,210,304
    AMETEK, Inc.                                           15,380   1,173,494
    AO Smith Corp.                                          6,580     439,412
    Arconic, Inc.                                          33,825   1,016,779
    Boeing Co. (The)                                       30,544  10,823,877
    BWX Technologies, Inc.                                  9,710     616,002
    Carlisle Cos., Inc.                                     6,117     698,623
    Caterpillar, Inc.                                      31,989   5,207,169
#   CH Robinson Worldwide, Inc.                             9,837     899,692
    Cintas Corp.                                            6,260   1,054,497
*   Colfax Corp.                                            8,205     328,364
    Copa Holdings SA Class A                                4,244     587,073
*   Copart, Inc.                                           13,786     607,549
    Crane Co.                                               5,116     511,293
    CSX Corp.                                              52,231   2,965,154
    Cummins, Inc.                                           7,615   1,431,620
    Curtiss-Wright Corp.                                    5,205     680,085
    Deere & Co.                                            16,613   2,764,735
    Delta Air Lines, Inc.                                  56,878   3,228,964
    Donaldson Co., Inc.                                    14,272     723,020
    Dover Corp.                                            14,386   1,527,937
    Dun & Bradstreet Corp. (The)                            1,564     193,514
    Eaton Corp. P.L.C.                                     21,975   1,845,241
    EMCOR Group, Inc.                                       6,651     540,593
    Emerson Electric Co.                                   33,321   2,406,776
    Equifax, Inc.                                           5,887     735,463
    Expeditors International of Washington, Inc.           15,211     987,954
#   Fastenal Co.                                           16,872     927,285
    FedEx Corp.                                            16,877   4,429,875
#   Flowserve Corp.                                        13,754     623,331
    Fluor Corp.                                            12,955     786,368
    Fortive Corp.                                          14,702   1,117,646
    Fortune Brands Home & Security, Inc.                   10,814     767,037
    General Dynamics Corp.                                 13,979   3,110,048
    General Electric Co.                                  278,500   4,503,345
*   Genesee & Wyoming, Inc. Class A                         4,148     331,218
    Graco, Inc.                                            13,410     627,588
    Harris Corp.                                           10,415   1,659,943
*   HD Supply Holdings, Inc.                               17,124     665,952
#   HEICO Corp.                                             3,721     298,871
    HEICO Corp. Class A                                     4,250     279,863
    Hexcel Corp.                                            9,636     658,621
    Honeywell International, Inc.                          39,429   6,295,628
    Hubbell, Inc.                                           4,345     590,703
    Huntington Ingalls Industries, Inc.                     4,359   1,035,437
    IDEX Corp.                                              5,564     798,323
    Illinois Tool Works, Inc.                              16,107   2,797,303
    Ingersoll-Rand P.L.C.                                  13,141   1,243,533
    ITT, Inc.                                               2,579     144,424

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Jacobs Engineering Group, Inc.                         8,841 $  614,096
    JB Hunt Transport Services, Inc.                       7,383    892,088
*   JetBlue Airways Corp.                                 39,243    818,609
    Johnson Controls International P.L.C.                 26,976  1,055,571
    Kansas City Southern                                  10,726  1,213,432
    KAR Auction Services, Inc.                            13,610    742,289
*   Kirby Corp.                                              715     53,554
    Knight-Swift Transportation Holdings, Inc.             4,126    205,434
    L3 Technologies, Inc.                                  6,980  1,482,971
    Lennox International, Inc.                             2,013    438,653
    Lincoln Electric Holdings, Inc.                        7,018    684,746
    Lockheed Martin Corp.                                 13,932  4,943,770
    Macquarie Infrastructure Corp.                         8,620    571,937
    ManpowerGroup, Inc.                                    7,544    991,206
    Masco Corp.                                           12,493    557,937
#*  Middleby Corp. (The)                                   5,009    682,526
    MSC Industrial Direct Co., Inc. Class A                4,263    400,210
    Nielsen Holdings P.L.C.                               39,412  1,474,403
    Nordson Corp.                                          3,428    492,672
    Norfolk Southern Corp.                                16,126  2,433,091
    Northrop Grumman Corp.                                 8,457  2,879,862
    Old Dominion Freight Line, Inc.                        7,082  1,037,159
    Orbital ATK, Inc.                                      6,988    921,717
    Oshkosh Corp.                                          8,246    748,077
    Owens Corning                                         11,881  1,104,577
    PACCAR, Inc.                                          22,206  1,655,679
    Parker-Hannifin Corp.                                  6,306  1,270,155
    Pentair P.L.C.                                        15,883  1,135,634
*   Quanta Services, Inc.                                 13,353    513,957
    Raytheon Co.                                          13,799  2,883,163
    Republic Services, Inc.                               13,908    956,870
    Robert Half International, Inc.                       10,204    590,608
    Rockwell Automation, Inc.                              6,539  1,290,079
    Rockwell Collins, Inc.                                15,554  2,154,073
    Rollins, Inc.                                          7,570    373,504
    Roper Technologies, Inc.                               3,934  1,103,841
    Ryder System, Inc.                                     7,672    667,694
#*  Sensata Technologies Holding NV                       18,253  1,026,731
#   Snap-on, Inc.                                          6,309  1,080,795
    Southwest Airlines Co.                                38,445  2,337,456
    Spirit Aerosystems Holdings, Inc. Class A             12,233  1,252,170
    Stanley Black & Decker, Inc.                           7,592  1,262,018
*   Stericycle, Inc.                                       7,263    547,340
*   Teledyne Technologies, Inc.                            3,833    731,796
    Textron, Inc.                                         27,397  1,607,382
    Toro Co. (The)                                         5,081    333,568
#   TransDigm Group, Inc.                                  1,934    612,904
*   TransUnion                                            10,255    608,737
    Trinity Industries, Inc.                              15,775    543,764
    Union Pacific Corp.                                   45,307  6,048,484
*   United Continental Holdings, Inc.                     33,029  2,240,027
    United Parcel Service, Inc. Class B                   35,299  4,494,269
*   United Rentals, Inc.                                   7,153  1,295,480

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    United Technologies Corp.                              43,205 $  5,962,722
*   Univar, Inc.                                            2,576       76,919
*   USG Corp.                                              16,488      637,426
*   Verisk Analytics, Inc.                                 10,712    1,071,736
*   WABCO Holdings, Inc.                                    3,015      465,486
#   Wabtec Corp.                                            6,945      562,823
    Waste Management, Inc.                                 22,859    2,021,421
    Watsco, Inc.                                            3,048      548,000
    Woodward, Inc.                                          5,001      387,678
#   WW Grainger, Inc.                                       3,082      831,092
#*  XPO Logistics, Inc.                                    14,827    1,400,262
    Xylem, Inc.                                            10,662      770,436
                                                                  ------------
Total Industrials                                                  174,253,291
                                                                  ------------
Information Technology -- (22.3%)
    Accenture P.L.C. Class A                               33,316    5,353,881
    Activision Blizzard, Inc.                              28,263    2,095,136
*   Adobe Systems, Inc.                                    20,007    3,996,598
#*  Advanced Micro Devices, Inc.                           27,537      378,358
*   Akamai Technologies, Inc.                              18,747    1,255,862
    Alliance Data Systems Corp.                             2,437      625,480
*   Alphabet, Inc. Class A                                 12,554   14,841,590
*   Alphabet, Inc. Class C                                 13,009   15,219,749
    Amdocs, Ltd.                                           12,605      862,182
    Amphenol Corp. Class A                                 12,521    1,161,573
    Analog Devices, Inc.                                   12,052    1,107,338
*   ANSYS, Inc.                                             5,414      875,173
    Apple, Inc.                                           247,096   41,371,283
    Applied Materials, Inc.                                45,454    2,437,698
*   Arista Networks, Inc.                                   2,965      817,806
*   ARRIS International P.L.C.                             22,966      581,040
*   Arrow Electronics, Inc.                                 8,128      661,132
*   Aspen Technology, Inc.                                  4,903      379,737
*   Atlassian Corp. P.L.C. Class A                          1,400       75,586
*   Autodesk, Inc.                                          4,292      496,241
    Automatic Data Processing, Inc.                        24,431    3,020,405
    Avnet, Inc.                                             7,573      321,852
*   Black Knight, Inc.                                      9,819      486,040
    Booz Allen Hamilton Holding Corp.                      15,922      623,824
    Broadcom, Ltd.                                         20,758    5,148,607
    Broadridge Financial Solutions, Inc.                    7,098      684,318
    CA, Inc.                                               43,990    1,577,041
*   Cadence Design Systems, Inc.                           14,129      633,827
*   Cavium, Inc.                                            4,027      357,517
    CDK Global, Inc.                                        6,626      472,368
    CDW Corp.                                               7,926      592,786
    Cisco Systems, Inc.                                   251,175   10,433,809
*   Citrix Systems, Inc.                                   10,715      993,923
    Cognex Corp.                                            9,918      618,586
    Cognizant Technology Solutions Corp. Class A           26,539    2,069,511
*   Coherent, Inc.                                          2,251      584,180
*   CommScope Holding Co., Inc.                            17,008      657,019

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Corning, Inc.                                          42,924 $ 1,340,087
*   CoStar Group, Inc.                                        897     310,461
    CSRA, Inc.                                             12,067     401,590
    Cypress Semiconductor Corp.                            29,882     516,660
*   Dell Technologies, Inc. Class V                         7,981     572,238
    Dolby Laboratories, Inc. Class A                        5,648     363,392
    DXC Technology Co.                                     16,846   1,677,019
*   eBay, Inc.                                             49,784   2,020,235
*   EchoStar Corp. Class A                                  4,518     275,869
*   Electronic Arts, Inc.                                  10,986   1,394,783
*   EPAM Systems, Inc.                                      4,933     579,529
*   Euronet Worldwide, Inc.                                 5,262     493,944
*   F5 Networks, Inc.                                       3,373     487,533
*   Facebook, Inc. Class A                                 97,136  18,153,747
    Fidelity National Information Services, Inc.           20,277   2,075,554
*   First Data Corp. Class A                               18,412     325,892
*   First Solar, Inc.                                       8,159     548,040
*   Fiserv, Inc.                                           10,968   1,544,733
*   FleetCor Technologies, Inc.                             6,162   1,309,425
*   Flex, Ltd.                                             65,839   1,185,760
    FLIR Systems, Inc.                                     15,067     771,581
*   Fortinet, Inc.                                          3,563     164,041
*   Gartner, Inc.                                           2,948     409,006
    Genpact, Ltd.                                          22,481     763,005
    Global Payments, Inc.                                  10,307   1,152,116
*   GoDaddy, Inc. Class A                                   5,218     288,190
#*  GrubHub, Inc.                                           6,543     472,732
*   Guidewire Software, Inc.                                5,108     405,831
    Hewlett Packard Enterprise Co.                         52,397     859,311
    HP, Inc.                                               66,428   1,549,101
*   IAC/InterActiveCorp                                     4,531     656,859
*   Integrated Device Technology, Inc.                      1,251      37,405
    Intel Corp.                                           279,024  13,432,215
    International Business Machines Corp.                  45,210   7,400,877
    Intuit, Inc.                                           12,914   2,168,261
*   IPG Photonics Corp.                                     3,533     890,139
    Jabil, Inc.                                            27,352     695,561
    Jack Henry & Associates, Inc.                           4,202     523,821
    Juniper Networks, Inc.                                 32,657     853,981
*   Keysight Technologies, Inc.                            15,926     744,063
    KLA-Tencor Corp.                                        7,500     823,500
    Lam Research Corp.                                      7,796   1,493,090
    Leidos Holdings, Inc.                                  13,622     907,225
    LogMeIn, Inc.                                           4,527     569,497
    Marvell Technology Group, Ltd.                         34,907     814,380
    Mastercard, Inc. Class A                               50,743   8,575,567
#*  Match Group, Inc.                                       3,203     111,913
    Maxim Integrated Products, Inc.                        12,952     790,072
    MAXIMUS, Inc.                                           4,418     301,219
#   Microchip Technology, Inc.                             15,095   1,437,346
*   Micron Technology, Inc.                                88,918   3,887,495
*   Microsemi Corp.                                        15,335     947,550
    Microsoft Corp.                                       331,345  31,481,088

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    MKS Instruments, Inc.                                   6,024 $   616,255
    Monolithic Power Systems, Inc.                          1,227     146,160
    Motorola Solutions, Inc.                                6,018     598,550
    National Instruments Corp.                             10,804     539,552
*   NCR Corp.                                              10,778     404,283
    NetApp, Inc.                                           18,942   1,164,933
*   Nuance Communications, Inc.                            19,834     353,244
*   Nutanix, Inc. Class A                                   3,110      99,831
    NVIDIA Corp.                                           28,801   7,079,286
*   ON Semiconductor Corp.                                 40,179     994,028
    Oracle Corp.                                          157,258   8,112,940
*   Palo Alto Networks, Inc.                                2,165     341,789
    Paychex, Inc.                                          17,448   1,190,826
*   PayPal Holdings, Inc.                                  46,828   3,995,365
*   PTC, Inc.                                               4,107     298,497
*   Qorvo, Inc.                                             8,197     588,299
    QUALCOMM, Inc.                                         82,129   5,605,304
*   Red Hat, Inc.                                           6,967     915,324
#   Sabre Corp.                                            29,851     620,005
*   salesforce.com, Inc.                                   14,577   1,660,466
    Seagate Technology P.L.C.                              13,761     759,607
*   ServiceNow, Inc.                                        4,705     700,433
    Skyworks Solutions, Inc.                               15,670   1,523,281
#*  Splunk, Inc.                                            3,553     328,191
*   Square, Inc. Class A                                    5,286     247,966
    SS&C Technologies Holdings, Inc.                       16,807     845,056
    Symantec Corp.                                         29,337     798,847
    SYNNEX Corp.                                            5,301     650,592
*   Synopsys, Inc.                                          6,372     590,111
*   Tableau Software, Inc. Class A                          4,049     311,004
*   Take-Two Interactive Software, Inc.                     5,681     719,612
    TE Connectivity, Ltd.                                  20,137   2,064,647
*   Teradata Corp.                                          2,075      84,037
    Teradyne, Inc.                                         18,716     857,941
    Texas Instruments, Inc.                                50,780   5,569,043
    Total System Services, Inc.                            11,714   1,040,906
*   Trimble, Inc.                                          13,160     580,356
*   Twitter, Inc.                                          52,303   1,349,940
#*  Tyler Technologies, Inc.                                1,406     283,323
#*  Ubiquiti Networks, Inc.                                 6,668     537,908
#*  Ultimate Software Group, Inc. (The)                     1,290     300,428
    Universal Display Corp.                                 2,512     400,413
#*  VeriSign, Inc.                                          4,048     465,196
    Versum Materials, Inc.                                  4,003     147,310
#   Visa, Inc. Class A                                     82,529  10,252,578
#*  VMware, Inc. Class A                                    2,035     251,913
    Western Digital Corp.                                  16,346   1,454,467
    Western Union Co. (The)                                28,340     589,189
*   WEX, Inc.                                               5,242     811,514
#*  Workday, Inc. Class A                                   3,536     423,931
#*  Worldpay, Inc. Class A                                  7,510     603,128
    Xerox Corp.                                            21,897     747,345
    Xilinx, Inc.                                           10,436     762,037

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
*   Zebra Technologies Corp. Class A                        5,850 $    720,486
*   Zillow Group, Inc. Class A                              3,902      174,771
#*  Zillow Group, Inc. Class C                              7,922      352,212
                                                                  ------------
Total Information Technology                                       319,448,241
                                                                  ------------
Materials -- (4.0%)
    Air Products & Chemicals, Inc.                         11,844    1,994,174
    Albemarle Corp.                                         8,040      897,184
*   Alcoa Corp.                                            15,008      780,716
    AptarGroup, Inc.                                        6,135      536,322
    Ashland Global Holdings, Inc.                           4,447      322,808
    Avery Dennison Corp.                                    6,473      794,108
*   Axalta Coating Systems, Ltd.                           18,106      570,339
    Ball Corp.                                             25,251      966,608
    Bemis Co., Inc.                                        11,614      542,838
*   Berry Global Group, Inc.                                9,047      535,492
    Celanese Corp. Series A                                12,237    1,323,554
    CF Industries Holdings, Inc.                           23,668    1,004,470
    Chemours Co. (The)                                     12,523      646,437
*   Crown Holdings, Inc.                                    8,790      510,259
    DowDuPont, Inc.                                        90,248    6,820,944
    Eagle Materials, Inc.                                   5,166      578,850
    Eastman Chemical Co.                                   17,983    1,783,554
    Ecolab, Inc.                                           14,671    2,019,903
    FMC Corp.                                               8,402      767,355
*   Freeport-McMoRan, Inc.                                142,290    2,774,655
    Graphic Packaging Holding Co.                          44,118      712,506
    Huntsman Corp.                                         37,766    1,305,571
    International Flavors & Fragrances, Inc.                3,606      541,982
    International Paper Co.                                21,423    1,346,650
    LyondellBasell Industries NV Class A                   18,690    2,239,810
    Martin Marietta Materials, Inc.                         5,774    1,317,454
    Monsanto Co.                                           14,368    1,750,022
    Mosaic Co. (The)                                       24,105      658,066
    NewMarket Corp.                                         1,046      415,879
    Newmont Mining Corp.                                   35,412    1,434,540
    Nucor Corp.                                            34,918    2,338,109
    Olin Corp.                                             18,266      680,956
    Packaging Corp. of America                              9,358    1,175,646
    PPG Industries, Inc.                                   14,869    1,765,396
    Praxair, Inc.                                          10,509    1,697,098
    Reliance Steel & Aluminum Co.                           7,316      640,808
    Royal Gold, Inc.                                        5,078      451,942
    RPM International, Inc.                                 9,069      473,402
    Scotts Miracle-Gro Co. (The)                            7,084      639,473
    Sealed Air Corp.                                       11,791      558,304
    Sherwin-Williams Co. (The)                              4,280    1,785,231
    Sonoco Products Co.                                    16,028      870,481
#   Southern Copper Corp.                                   5,514      267,705
    Steel Dynamics, Inc.                                   26,881    1,220,397
    United States Steel Corp.                              18,640      697,322
    Valvoline, Inc.                                        11,906      293,483

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
    Vulcan Materials Co.                                   12,049 $ 1,631,435
    Westlake Chemical Corp.                                 8,446     951,020
    WestRock Co.                                           17,964   1,196,941
    WR Grace & Co.                                          4,189     309,232
                                                                  -----------
Total Materials                                                    57,537,431
                                                                  -----------
Real Estate -- (0.2%)
*   CBRE Group, Inc. Class A                               26,906   1,229,335
    Colony NorthStar, Inc. Class A                          5,300      47,594
*   Howard Hughes Corp. (The)                               2,920     367,803
    Jones Lang LaSalle, Inc.                                4,863     760,330
                                                                  -----------
Total Real Estate                                                   2,405,062
                                                                  -----------
Telecommunication Services -- (2.1%)
    AT&T, Inc.                                            410,018  15,355,174
    CenturyLink, Inc.                                      81,007   1,442,735
#*  Sprint Corp.                                           54,103     288,369
*   T-Mobile US, Inc.                                      20,646   1,344,054
    Verizon Communications, Inc.                          210,511  11,382,330
*   Zayo Group Holdings, Inc.                              21,227     779,031
                                                                  -----------
Total Telecommunication Services                                   30,591,693
                                                                  -----------
Utilities -- (2.1%)
    AES Corp.                                              23,898     276,261
    Alliant Energy Corp.                                    8,800     349,800
    Ameren Corp.                                           10,767     609,735
    American Electric Power Co., Inc.                      18,849   1,296,434
    American Water Works Co., Inc.                          5,329     443,213
    Aqua America, Inc.                                     10,272     371,949
    Atmos Energy Corp.                                      4,044     335,248
#   Avangrid, Inc.                                          4,361     212,468
*   Calpine Corp.                                          52,167     787,200
    CenterPoint Energy, Inc.                               19,176     540,380
    CMS Energy Corp.                                       12,885     576,604
    Consolidated Edison, Inc.                              12,938   1,039,698
    Dominion Energy, Inc.                                  26,098   1,994,931
    DTE Energy Co.                                          6,721     710,006
    Duke Energy Corp.                                      26,608   2,088,728
    Edison International                                   12,186     761,991
    Entergy Corp.                                           7,333     577,034
    Eversource Energy                                      11,859     748,184
    Exelon Corp.                                           37,960   1,461,840
#   FirstEnergy Corp.                                      15,825     520,643
    Great Plains Energy, Inc.                              14,676     456,717
    MDU Resources Group, Inc.                               9,422     249,495
#   National Fuel Gas Co.                                   3,665     204,324
    NextEra Energy, Inc.                                   19,028   3,014,416
    NiSource, Inc.                                         15,254     376,469
    NRG Energy, Inc.                                       19,755     513,828
    OGE Energy Corp.                                       11,836     381,119
    PG&E Corp.                                             19,430     824,415
    Pinnacle West Capital Corp.                             3,915     313,004

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Utilities -- (Continued)
            PPL Corp.                                     25,992 $      828,365
            Public Service Enterprise Group, Inc.         20,893      1,083,720
            SCANA Corp.                                    5,182        210,596
#           Sempra Energy                                  9,107        974,631
            Southern Co. (The)                            32,593      1,470,270
            UGI Corp.                                      9,582        438,568
            Vectren Corp.                                  3,815        231,303
#*          Vistra Energy Corp.                           31,843        620,938
            WEC Energy Group, Inc.                        12,887        828,634
            Westar Energy, Inc.                            5,228        270,078
            Xcel Energy, Inc.                             21,688        989,840
                                                                 --------------
Total Utilities                                                      29,983,077
                                                                 --------------
TOTAL COMMON STOCKS                                               1,396,560,717
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Safeway Casa Ley Contingent Value Rights       6,868          6,970
(degrees)*  Safeway PDC, LLC Contingent Value Rights       6,868              2
TOTAL RIGHTS/WARRANTS                                                     6,972
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,396,567,689
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@        DFA Short Term Investment Fund             2,923,495     33,827,759
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,050,181,245)^^            $1,430,395,448
                                                                 ==============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                                LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                             -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary    $  213,211,652          --   --    $  213,211,652
   Consumer Staples             108,042,003          --   --       108,042,003
   Energy                        76,010,075          --   --        76,010,075
   Financials                   200,208,261          --   --       200,208,261
   Health Care                  184,869,931          --   --       184,869,931
   Industrials                  174,253,291          --   --       174,253,291
   Information Technology       319,448,241          --   --       319,448,241
   Materials                     57,537,431          --   --        57,537,431
   Real Estate                    2,405,062          --   --         2,405,062
   Telecommunication
     Services                    30,591,693          --   --        30,591,693
   Utilities                     29,983,077          --   --        29,983,077
Rights/Warrants                          -- $     6,972   --             6,972
Securities Lending
  Collateral                             --  33,827,759   --        33,827,759
                             -------------- -----------   --    --------------
TOTAL                        $1,396,560,717 $33,834,731   --    $1,430,395,448
                             ============== ===========   ==    ==============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
BONDS -- (76.2%)

AUSTRALIA -- (6.2%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20                                 AUD  1,665  $  1,360,858
Commonwealth Bank of Australia
    2.300%, 09/06/19                                     10,100    10,063,375
    5.000%, 10/15/19                                     10,000    10,400,345
    7.250%, 02/05/20                                 AUD 12,000    10,564,809
##  2.250%, 03/10/20                                      5,000     4,963,600
    5.000%, 03/19/20                                      5,000     5,242,589
    2.400%, 11/02/20                                      2,246     2,229,137
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                      4,500     4,523,029
Macquarie Group, Ltd.
##  6.250%, 01/14/21                                      4,842     5,254,753
National Australia Bank, Ltd.
##  2.400%, 12/09/19                                      9,500     9,468,654
    2.125%, 05/22/20                                        745       737,791
    2.625%, 07/23/20                                      4,052     4,052,310
    2.000%, 11/12/20                                 EUR  4,150     5,426,360
Westpac Banking Corp.
    7.250%, 02/11/20                                 AUD  9,700     8,549,525
    2.150%, 03/06/20                                      5,000     4,956,792
    2.300%, 05/26/20                                     18,774    18,645,605
                                                                 ------------
TOTAL AUSTRALIA                                                   106,439,532
                                                                 ------------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
    1.875%, 01/20/21                                      1,500     1,473,051
                                                                 ------------
CANADA -- (10.2%)
Alberta, Province of Canada
    1.900%, 12/06/19                                      5,000     4,950,671
Bank of Montreal
    2.375%, 01/25/19                                      9,620     9,633,594
British Columbia, Province of Canada
    4.650%, 12/18/18                                 CAD 10,000     8,339,756
Canada Housing Trust No 1
##  2.350%, 12/15/18                                 CAD 30,000    24,536,829
CPPIB Capital, Inc.
    1.400%, 06/04/20                                 CAD  6,000     4,803,561
Ontario, Province of Canada
    3.000%, 09/28/20                                 EUR 23,500    31,618,484
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19                                      1,446     1,512,237
Province of Ontario Canada
    1.650%, 09/27/19                                      6,103     6,028,543
Quebec, Province of Canada
    4.500%, 12/01/18                                 CAD 10,000     8,318,293

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
CANADA -- (Continued)
Royal Bank of Canada
     2.200%, 07/27/18                                      1,005  $  1,006,196
     2.890%, 10/11/18                                 CAD 30,000    24,555,122
     2.980%, 05/07/19                                 CAD  7,000     5,752,520
#    1.500%, 07/29/19                                      4,625     4,566,692
     2.150%, 03/06/20                                      5,708     5,665,334
Toronto-Dominion Bank (The)
     2.447%, 04/02/19                                 CAD 17,000    13,888,032
     2.125%, 07/02/19                                     19,850    19,785,036
                                                                  ------------
TOTAL CANADA                                                       174,960,900
                                                                  ------------
FINLAND -- (0.4%)
Municipality Finance P.L.C.
     1.250%, 04/18/19                                      5,000     4,940,650
     1.750%, 05/21/19                                      1,150     1,142,376
                                                                  ------------
TOTAL FINLAND                                                        6,083,026
                                                                  ------------
FRANCE -- (2.5%)
Credit Agricole SA
##   2.750%, 06/10/20                                      5,000     5,009,945
Orange SA
     1.625%, 11/03/19                                      2,000     1,968,401
Societe Generale SA
     2.625%, 09/16/20                                      2,000     1,996,798
Total Capital Canada, Ltd.
     1.875%, 07/09/20                                 EUR  3,500     4,540,703
Total Capital International SA
     2.100%, 06/19/19                                     18,335    18,305,526
UNEDIC ASSEO
     0.0%, 11/25/20                                   EUR  8,800    10,951,127
                                                                  ------------
TOTAL FRANCE                                                        42,772,500
                                                                  ------------
GERMANY -- (3.4%)
Bayer U.S. Finance LLC
     2.375%, 10/08/19                                      1,500     1,490,338
Daimler Finance North America LLC
     2.700%, 08/03/20                                      2,000     1,998,538
Deutsche Bank AG
     2.950%, 08/20/20                                      7,018     6,988,207
Deutsche Telekom International Finance BV
###  1.500%, 09/19/19                                      3,000     2,950,313
FMS Wertmanagement AoeR
     0.0%, 10/20/20                                   EUR 24,000    29,986,048
State of North Rhine-Westphalia Germany
     1.625%, 01/22/20                                      3,650     3,595,790
Volkswagen Group of America Finance LLC
##   2.125%, 05/23/19                                     10,000     9,952,873

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- -----------
GERMANY -- (Continued)
    2.400%, 05/22/20                                      2,000  $ 1,985,260
                                                                 -----------
TOTAL GERMANY                                                     58,947,367
                                                                 -----------
IRELAND -- (0.5%)
Allergan Funding SCS
#   3.000%, 03/12/20                                      5,000    5,018,091
Medtronic, Inc.
    1.375%, 04/01/18                                        300      299,784
    2.500%, 03/15/20                                      3,750    3,752,657
                                                                 -----------
TOTAL IRELAND                                                      9,070,532
                                                                 -----------
ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19                                      2,570    2,605,525
                                                                 -----------
JAPAN -- (2.4%)
American Honda Finance Corp.
    2.250%, 08/15/19                                      2,000    1,996,196
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19                                        850      846,884
Nomura Holdings, Inc.
    2.750%, 03/19/19                                      1,034    1,035,687
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                      3,500    3,505,856
Toyota Credit Canada, Inc.
    2.800%, 11/21/18                                 CAD 10,000    8,186,911
Toyota Motor Credit Corp.
    2.000%, 10/24/18                                      4,149    4,149,984
    1.400%, 05/20/19                                      5,168    5,111,739
#   2.125%, 07/18/19                                      1,080    1,077,124
    1.550%, 10/18/19                                     10,000    9,868,169
    2.150%, 03/12/20                                      5,550    5,518,009
                                                                 -----------
TOTAL JAPAN                                                       41,296,559
                                                                 -----------
NETHERLANDS -- (4.1%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20                                     24,800   24,304,000
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                      9,665    9,667,524
ING Bank NV
##  2.500%, 10/01/19                                      3,000    2,993,946
LyondellBasell Industries NV
    5.000%, 04/15/19                                      1,022    1,046,538
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20                                      4,362    4,294,084
Shell International Finance BV
#   1.900%, 08/10/18                                      4,000    3,999,498
    2.000%, 11/15/18                                      2,350    2,348,785
    4.300%, 09/22/19                                     12,204   12,590,190

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
NETHERLANDS -- (Continued)
     4.375%, 03/25/20                                       9,400 $ 9,770,271
                                                                  -----------
TOTAL NETHERLANDS                                                  71,014,836
                                                                  -----------
NORWAY -- (0.6%)
Kommunalbanken A.S.
     1.750%, 05/28/19                                       5,000   4,968,170
     1.625%, 01/15/20                                       5,450   5,374,899
                                                                  -----------
TOTAL NORWAY                                                       10,343,069
                                                                  -----------
SPAIN -- (1.2%)
Iberdrola Finance Ireland DAC
###  5.000%, 09/11/19                                       2,000   2,071,144
Santander Holdings USA, Inc.
     2.650%, 04/17/20                                       4,992   4,975,626
Santander UK Group Holdings P.L.C.
     2.875%, 10/16/20                                       9,000   8,978,148
Telefonica Emisiones SAU
     3.192%, 04/27/18                                       1,800   1,804,748
     5.134%, 04/27/20                                       2,200   2,319,200
                                                                  -----------
TOTAL SPAIN                                                        20,148,866
                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.1%)
Asian Development Bank
     2.800%, 01/19/21                                 AUD   2,000   1,627,654
Council Of Europe Development Bank
#    1.750%, 11/14/19                                       7,000   6,936,060
European Investment Bank
     6.000%, 08/06/20                                 AUD   3,500   3,071,123
     2.800%, 01/15/21                                 AUD   9,000   7,325,699
International Bank for Reconstruction & Development
     0.125%, 10/23/20                                 EUR  20,100  25,232,426
     2.800%, 01/13/21                                 AUD  11,000   8,954,448
                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                       53,147,410
                                                                  -----------
SWEDEN -- (6.7%)
Kommuninvest I Sverige AB
     0.750%, 02/16/20                                 SEK 300,000  38,713,816
Nordea Bank AB
     2.375%, 04/04/19                                      15,000  15,001,423
Svensk Exportkredit AB
     1.875%, 06/17/19                                      17,000  16,909,050
Svenska Handelsbanken AB
     2.250%, 06/17/19                                       5,000   4,989,339
     2.250%, 08/27/20                                 EUR   1,500   1,969,389

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
SWEDEN -- (Continued)
Sweden Government Bond
    5.000%, 12/01/20                                 SEK 250,000 $ 36,517,088
                                                                 ------------
TOTAL SWEDEN                                                      114,100,105
                                                                 ------------
SWITZERLAND -- (1.2%)
Novartis Capital Corp.
    4.400%, 04/24/20                                       9,500    9,908,416
UBS AG
    1.800%, 03/26/18                                       3,350    3,350,204
    2.375%, 08/14/19                                       1,500    1,496,679
#   2.350%, 03/26/20                                       6,000    5,978,089
                                                                 ------------
TOTAL SWITZERLAND                                                  20,733,388
                                                                 ------------
UNITED KINGDOM -- (0.8%)
Aon Corp.
    5.000%, 09/30/20                                       1,000    1,055,932
AstraZeneca P.L.C.
    1.750%, 11/16/18                                       6,958    6,933,350
Barclays P.L.C.
    2.875%, 06/08/20                                       5,000    4,995,430
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18                                       1,028    1,039,163
                                                                 ------------
TOTAL UNITED KINGDOM                                               14,023,875
                                                                 ------------
UNITED STATES -- (32.6%)
3M Co.
    1.625%, 06/15/19                                       3,200    3,173,416
Abbott Laboratories
    5.125%, 04/01/19                                       2,835    2,921,604
AbbVie, Inc.
    2.500%, 05/14/20                                       3,503    3,490,660
American International Group, Inc.
    2.300%, 07/16/19                                       1,500    1,494,914
Amgen, Inc.
#   2.200%, 05/11/20                                       9,990    9,907,960
Apple, Inc.
    1.900%, 02/07/20                                      31,000   30,722,233
#   2.000%, 05/06/20                                       4,522    4,482,945
Assurant, Inc.
    2.500%, 03/15/18                                         203      203,158
AT&T, Inc.
    2.300%, 03/11/19                                         575      574,644
Autodesk, Inc.
#   3.125%, 06/15/20                                       1,355    1,363,700
Bank of America Corp.
    2.600%, 01/15/19                                       4,000    4,017,162
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19                                       1,000      999,833

                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- -----------
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    3.250%, 11/12/20                                      1,810  $ 1,823,531
Berkshire Hathaway, Inc.
    1.550%, 02/09/18                                      2,500    2,499,621
    2.100%, 08/14/19                                      2,800    2,790,823
Boston Scientific Corp.
    2.650%, 10/01/18                                      1,000    1,003,083
Branch Banking & Trust Co.
    2.300%, 10/15/18                                      1,000    1,001,112
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19                                        250      259,122
CA, Inc.
#   5.375%, 12/01/19                                      5,245    5,481,675
Capital One Bank USA NA
    2.300%, 06/05/19                                      1,242    1,237,508
Capital One NA/Mclean
#   2.400%, 09/05/19                                      6,536    6,504,841
Cardinal Health, Inc.
    4.625%, 12/15/20                                      2,150    2,253,454
Caterpillar Financial Services Corp.
    2.450%, 09/06/18                                      5,534    5,545,334
    7.050%, 10/01/18                                      5,000    5,164,458
CBS Corp.
    2.300%, 08/15/19                                      1,500    1,495,036
Chevron Corp.
    2.193%, 11/15/19                                     15,000   14,968,052
    1.961%, 03/03/20                                      8,000    7,929,516
Cisco Systems, Inc.
    1.400%, 02/28/18                                      9,958    9,955,511
#   2.125%, 03/01/19                                     10,000    9,991,945
    1.400%, 09/20/19                                     14,935   14,717,195
Citigroup, Inc.
    2.050%, 12/07/18                                      7,281    7,273,740
    2.550%, 04/08/19                                        750      751,065
Coca-Cola Co. (The)
    2.600%, 06/09/20                                 AUD  3,350    2,709,992
Comcast Corp.
#   5.700%, 05/15/18                                        732      739,851
Comerica, Inc.
#   2.125%, 05/23/19                                      4,000    3,983,165
CVS Health Corp.
    2.250%, 12/05/18                                      6,500    6,500,974
Danaher Corp.
#   1.650%, 09/15/18                                        324      323,505
Dollar General Corp.
    1.875%, 04/15/18                                      2,334    2,332,355
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20                                      2,000    2,001,316
Eastman Chemical Co.
    2.700%, 01/15/20                                      3,883    3,892,940

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- -----------
UNITED STATES -- (Continued)
EI du Pont de Nemours & Co.
    6.000%, 07/15/18                                     10,927  $11,122,962
Enterprise Products Operating LLC
    1.650%, 05/07/18                                        825      824,447
Exelon Generation Co. LLC
#   4.000%, 10/01/20                                      4,282    4,403,278
Exxon Mobil Corp.
    1.305%, 03/06/18                                     19,430   19,425,337
    1.912%, 03/06/20                                      3,950    3,911,406
Fidelity National Information Services, Inc.
    3.625%, 10/15/20                                      1,214    1,239,694
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                      1,500    1,512,276
    2.551%, 10/05/18                                      5,000    5,017,186
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                      2,937    2,896,244
General Mills, Inc.
    2.200%, 10/21/19                                      3,500    3,484,245
General Motors Financial Co., Inc.
    3.150%, 01/15/20                                      7,000    7,050,206
Gilead Sciences, Inc.
#   1.850%, 09/04/18                                      3,558    3,555,231
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19                                      4,082    4,294,147
    2.300%, 12/13/19                                        600      596,954
#   6.000%, 06/15/20                                      8,000    8,584,165
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                        585      577,653
    2.400%, 06/15/20                                      2,600    2,573,730
Harris Corp.
    1.999%, 04/27/18                                      6,500    6,499,295
    2.700%, 04/27/20                                      1,205    1,201,666
Hewlett Packard Enterprise Co.
#   3.600%, 10/15/20                                      7,000    7,114,628
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                      2,600    2,605,612
Jefferies Group LLC
    5.125%, 04/13/18                                      1,000    1,005,620
JPMorgan Chase & Co.
    6.300%, 04/23/19                                      3,500    3,665,952
KeyBank NA
    2.350%, 03/08/19                                      7,000    6,993,679
Kraft Heinz Foods Co.
    2.800%, 07/02/20                                      3,550    3,552,536
Kroger Co. (The)
    2.300%, 01/15/19                                      1,000    1,000,493
    1.500%, 09/30/19                                      1,565    1,538,614

                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- -----------
UNITED STATES -- (Continued)
Lam Research Corp.
    2.750%, 03/15/20                                      1,098  $ 1,101,438
LG&E & KU Energy LLC
    3.750%, 11/15/20                                      1,244    1,274,191
Mattel, Inc.
    1.700%, 03/15/18                                      7,000    6,986,000
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                      4,417    4,427,525
McDonald's Corp.
    5.350%, 03/01/18                                      2,000    2,004,983
    2.100%, 12/07/18                                      8,000    7,998,583
McKesson Corp.
    1.400%, 03/15/18                                        614      613,679
    2.284%, 03/15/19                                      5,500    5,488,583
Merck & Co., Inc.
    1.850%, 02/10/20                                     25,500   25,248,589
Microsoft Corp.
#   1.100%, 08/08/19                                      4,930    4,851,326
    1.850%, 02/12/20                                      7,000    6,944,591
Molson Coors Brewing Co.
    2.250%, 03/15/20                                     12,857   12,730,580
Mondelez International, Inc.
    1.625%, 10/28/19                                      2,000    1,969,737
Monsanto Co.
    1.850%, 11/15/18                                      6,700    6,683,116
Morgan Stanley
    7.300%, 05/13/19                                      6,000    6,358,044
Nasdaq, Inc.
#   5.550%, 01/15/20                                      1,850    1,951,343
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19                                      1,500    1,504,064
NiSource, Inc.
    6.800%, 01/15/19                                        307      319,645
Oracle Corp.
#   2.250%, 10/08/19                                     29,780   29,765,534
PACCAR Financial Corp.
    1.750%, 08/14/18                                      1,900    1,898,394
Pfizer, Inc.
    1.500%, 06/15/18                                      1,000      999,027
    2.100%, 05/15/19                                     30,877   30,832,085
Philip Morris International, Inc.
    5.650%, 05/16/18                                      2,751    2,781,750
    1.875%, 01/15/19                                      2,500    2,492,803
Provident Cos., Inc.
    7.000%, 07/15/18                                      3,298    3,368,249
QUALCOMM, Inc.
    1.400%, 05/18/18                                      1,000      998,920
    2.100%, 05/20/20                                      4,991    4,943,350
Republic Services, Inc.
    5.500%, 09/15/19                                      1,167    1,220,271

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
Reynolds American, Inc.
#   2.300%, 06/12/18                                        1,606  $1,607,380
Roper Technologies, Inc.
    2.050%, 10/01/18                                        1,500   1,498,113
Ryder System, Inc.
    2.550%, 06/01/19                                        1,500   1,500,139
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                        1,500   1,494,712
Sempra Energy
    2.850%, 11/15/20                                        6,000   6,020,755
Southern Co. (The)
    2.450%, 09/01/18                                        2,324   2,328,707
Southern Power Co.
    2.375%, 06/01/20                                        1,645   1,634,738
Southwest Airlines Co.
    2.750%, 11/06/19                                        5,480   5,498,493
State Street Corp.
    2.550%, 08/18/20                                        3,366   3,368,068
Stryker Corp.
    1.300%, 04/01/18                                          600     599,482
    2.000%, 03/08/19                                        8,000   7,969,973
SunTrust Banks, Inc.
    2.500%, 05/01/19                                        7,735   7,746,020
Target Corp.
#   2.300%, 06/26/19                                        2,576   2,578,209
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                        1,000   1,055,284
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19                                        3,000   3,000,960
Time Warner, Inc.
    4.875%, 03/15/20                                        2,985   3,119,834
    4.700%, 01/15/21                                        9,000   9,465,479

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
UNITED STATES -- (Continued)
Total System Services, Inc.
      2.375%, 06/01/18                                     5,500 $    5,505,219
UnitedHealth Group, Inc.
      1.625%, 03/15/19                                     3,000      2,974,706
US Bank NA
      2.125%, 10/28/19                                     5,000      4,972,771
Verizon Communications, Inc.
#     2.625%, 02/21/20                                     1,288      1,293,600
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19                                       470        470,813
Walt Disney Co. (The)
#     1.500%, 09/17/18                                       255        254,266
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20                                     1,021      1,017,672
                                                                 --------------
TOTAL UNITED STATES                                                 559,461,998
                                                                 --------------
TOTAL BONDS                                                       1,306,622,539
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (22.6%)
U.S. Treasury Notes
++    1.375%, 06/30/18                                    20,000     19,982,031
      0.750%, 02/15/19                                   149,000    147,131,680
++    1.625%, 07/31/20                                   189,000    186,187,149
      1.375%, 08/31/20                                    35,000     34,235,742
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                     387,536,602
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,694,159,141
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund                   1,753,744     20,292,574
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,715,134,685)^^                                          $1,714,451,715
                                                                 ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


At January 31, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                            UNREALIZED
                                                                                             FOREIGN
                                                                                             EXCHANGE
                                                                             SETTLEMENT    APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD             COUNTERPARTY                  DATE      (DEPRECIATION)
------------------     --------------- ----------------------------------  -------------- --------------
USD  44,743,531        AUD  55,373,772 Barclays Capital                       04/24/18     $   130,458
                                                                                           -----------
                                                                               TOTAL
                                                                            APPRECIATION   $   130,458
USD  107,612,517       EUR  89,079,449 State Street Bank and Trust            03/27/18     $(3,375,286)
USD  73,886,694        SEK 600,689,660 State Street Bank and Trust            04/09/18      (2,693,639)
USD  8,030,624         CAD  10,015,216 Bank of America Corp.                  04/17/18        (119,034)
USD  11,444,216        CAD  14,212,484 Citibank, N.A.                         04/17/18        (120,875)
USD  78,661,032        CAD  97,666,198 JP Morgan                              04/17/18        (812,653)
                                                                                           -----------
                                                                               TOTAL
                                                                           (DEPRECIATION)  $(7,121,487)
                                                                                           -----------
                                                                               TOTAL
                                                                            APPRECIATION
                                                                           (DEPRECIATION)  $(6,991,029)
                                                                                           ===========

At January 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                     NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION          CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------          --------- ---------- ------------  ------------  --------------
LONG POSITION
  CONTRACTS:
Brent Crude Futures    162      03/29/18  $ 11,026,341  $ 11,108,340    $   81,999
Coffee 'c' Futures      77      05/18/18     3,599,010     3,586,275       (12,735)
Copper Futures         126      05/29/18    10,111,791    10,127,250        15,459
Corn Futures           497      05/14/18     9,195,488     9,182,075       (13,413)
Cotton No.2 Futures     53      05/08/18     2,088,062     2,076,540       (11,522)
Gasoline Rbob
  Futures               70      04/30/18     6,004,730     6,081,390        76,660
Gold 100 Oz Futures    128      04/26/18    17,110,338    17,191,680        81,342
KCB Wheat Futures       85      05/14/18     2,044,919     2,048,500         3,581
Lean Hogs Futures      103      04/13/18     3,117,827     2,976,700      (141,127)
Live Cattle Futures    129      04/30/18     6,330,882     6,342,930        12,048
LME Nickel Futures      76      03/19/18     5,617,611     6,192,252       574,641
LME Nickel Futures      52      05/14/18     4,161,362     4,246,788        85,426
LME Prime Aluminium
  Futures              174      03/19/18     9,403,361     9,629,813       226,452
LME Prime Aluminium
  Futures              116      05/14/18     6,424,749     6,445,975        21,226
LME Zinc Futures        76      03/19/18     6,332,396     6,744,050       411,654
LME Zinc Futures        52      05/14/18     4,557,474     4,600,050        42,576
Natural Gas Futures    415      04/26/18    12,212,482    11,844,100      (368,382)
Ny Harb Ulsd Futures    61      04/30/18     5,198,521     5,228,017        29,496
Silver Futures          60      05/29/18     5,156,262     5,199,000        42,738
Soybean Futures        175      05/14/18     8,833,099     8,811,250       (21,849)
Soybean Meal Futures   134      05/14/18     4,609,288     4,576,100       (33,188)
Soybean Oil Futures    193      05/14/18     3,850,974     3,853,824         2,850
Sugar # 11 Futures     298      04/30/18     4,592,635     4,462,371      (130,264)
Wheat Futures (cbt)    215      05/14/18     5,020,810     5,004,125       (16,685)
WTI Crude Futures      169      04/20/18    10,774,576    10,868,390        93,814
                                          ------------  ------------    ----------
TOTAL                                     $167,374,988  $168,427,785    $1,052,797
                                          ------------  ------------    ----------
SHORT POSITION
  CONTRACTS:
LME Nickel Futures     (76)     03/19/18  $ (5,997,171) $ (6,192,252)   $ (195,081)
LME Prime Aluminium
  Futures              (174)    03/19/18    (9,561,739)   (9,629,813)      (68,073)
LME Zinc Futures       (76)     03/19/18    (6,593,361)   (6,744,050)     (150,689)
                                          ------------  ------------    ----------
TOTAL                                     $(22,152,271) $(22,566,115)   $ (413,843)
                                          ------------  ------------    ----------
TOTAL FUTURES
  CONTRACTS                               $145,222,717  $145,861,670    $  638,954
                                          ============  ============    ==========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


At January 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                                                  UPFRONT  UPFRONT                  UNREALIZED
REFERENCE                             NOTIONAL      PAYMENTS RECEIVED  EXPIRATION PREMIUMS PREMIUMS    MARKET      APPRECIATION
ENTITY            COUNTERPARTY         AMOUNT       (PAID) BY THE FUND    DATE      PAID   RECEIVED    VALUE      (DEPRECIATION)
---------       ----------------- ----------------- ------------------ ---------- -------- -------- ------------  --------------
Custom Index*
                  Bank of America
                  Corp.           USD (163,995,558)    (Fixed Rate)     03/29/18     --       --    $ (1,322,898)  $ (1,322,898)
Custom Index*   Bank of
                  America Corp.   USD (205,630,717)    (Fixed Rate)     03/29/18     --       --      (1,835,037)    (1,835,037)
Custom Index*   Citibank, N.A.    USD (223,619,418)    (Fixed Rate)     03/29/18     --       --      (1,803,853)    (1,803,853)
Custom Index*   Citibank, N.A.    USD (231,560,668)    (Fixed Rate)     03/29/18     --       --      (2,066,329)    (2,066,329)
Custom Index*   Credit Suisse     USD (197,008,260)    (Fixed Rate)     02/28/18     --       --      (1,783,965)    (1,783,965)
Custom Index*   Credit Suisse     USD (237,559,713)    (Fixed Rate)     02/28/18     --       --      (1,948,400)    (1,948,400)
Custom Index*   Deutsche Bank
                  AG, London
                  Branch          USD  (30,000,037)    (Fixed Rate)     02/28/18     --       --        (130,310)      (130,310)
Custom Index*   Deutsche Bank
                  AG, London
                  Branch          USD  (80,249,913)    (Fixed Rate)     02/28/18     --       --        (728,921)      (728,921)
Custom Index*   UBS AG            USD (108,117,355)    (Fixed Rate)     04/26/18     --       --        (872,115)      (872,115)
Custom Index*   UBS AG            USD (274,532,951)    (Fixed Rate)     04/26/18     --       --      (2,450,009)    (2,450,009)
                                                                                     --       --    ------------   ------------
TOTAL                                                                                --       --    $(14,941,837)  $(14,941,837)
                                                                                     ==       ==    ============   ============

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -----------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                             --------   --------------  ------- --------------
Bonds
   Australia                       --   $  106,439,532    --    $  106,439,532
   Austria                         --        1,473,051    --         1,473,051
   Canada                          --      174,960,900    --       174,960,900
   Finland                         --        6,083,026    --         6,083,026
   France                          --       42,772,500    --        42,772,500
   Germany                         --       58,947,367    --        58,947,367
   Ireland                         --        9,070,532    --         9,070,532
   Italy                           --        2,605,525    --         2,605,525
   Japan                           --       41,296,559    --        41,296,559
   Netherlands                     --       71,014,836    --        71,014,836
   Norway                          --       10,343,069    --        10,343,069
   Spain                           --       20,148,866    --        20,148,866
   Supranational
     Organization
     Obligations                   --       53,147,410    --        53,147,410
   Sweden                          --      114,100,105    --       114,100,105
   Switzerland                     --       20,733,388    --        20,733,388
   United Kingdom                  --       14,023,875    --        14,023,875
   United States                   --      559,461,998    --       559,461,998
U.S. Treasury Obligations          --      387,536,602    --       387,536,602
Securities Lending
  Collateral                       --       20,292,574    --        20,292,574
Swap Agreements**                  --      (14,941,837)   --       (14,941,837)
Futures Contracts**          $638,954               --    --           638,954
Forward Currency Contracts**       --       (6,991,029)   --        (6,991,029)
                             --------   --------------    --    --------------
TOTAL                        $638,954   $1,692,518,849    --    $1,693,157,803
                             ========   ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)      VALUE+
                                                       -------- ------------
AGENCY OBLIGATIONS -- (7.1%)
Federal Home Loan Bank
      1.750%, 12/14/18                                 $  9,730 $  9,721,068
      1.250%, 01/16/19                                   40,000   39,756,960
      1.500%, 03/08/19                                   30,000   29,841,720
      1.375%, 03/18/19                                    5,000    4,965,275
      1.375%, 05/28/19                                   20,000   19,824,420
      1.625%, 06/14/19                                   33,300   33,106,593
      2.000%, 09/13/19                                   94,000   93,579,256
      1.500%, 10/21/19                                   68,000   67,268,728
Federal Home Loan Mortgage Corp.
      1.250%, 10/02/19                                  128,600  126,715,624
Federal National Mortgage Association
      1.125%, 10/19/18                                   20,000   19,907,060
      1.125%, 12/14/18                                   56,000   55,628,776
      1.375%, 01/28/19                                   14,500   14,419,496
      0.875%, 08/02/19                                   10,000    9,818,600
      1.750%, 09/12/19                                   16,573   16,480,854
      1.000%, 10/24/19                                   32,000   31,380,672
                                                                ------------
TOTAL AGENCY OBLIGATIONS                                         572,415,102
                                                                ------------
BONDS -- (77.5%)
African Development Bank
      1.625%, 10/02/18                                    9,000    8,980,146
      1.000%, 11/02/18                                    6,550    6,502,389
      1.000%, 05/15/19                                      367      361,556
#     1.125%, 09/20/19                                   19,000   18,662,213
Agence Francaise de Developpement
      1.375%, 08/02/19                                   15,600   15,363,192
Alberta, Province of Canada
#     1.900%, 12/06/19                                    8,500    8,416,140
ANZ New Zealand International Ltd.
###   2.250%, 02/01/19                                    3,905    3,897,617
###   2.600%, 09/23/19                                   22,849   22,867,471
      2.600%, 09/23/19                                   11,984   11,993,688
Apple, Inc.
#     1.550%, 02/08/19                                   23,384   23,284,854
      1.700%, 02/22/19                                    4,000    3,986,950
      2.100%, 05/06/19                                    5,000    4,995,102
#     1.500%, 09/12/19                                  102,300  101,168,246
#     1.800%, 11/13/19                                   50,641   50,210,615
Apple, Inc. Floating Rate Note
(r)   1.477%, 02/08/19                                   29,550   29,567,594
#(r)  1.691%, 05/06/19                                   15,600   15,658,077
Australia & New Zealand Banking Group, Ltd.
      2.000%, 11/16/18                                   12,359   12,360,596
      2.250%, 06/13/19                                    4,150    4,140,662
      1.600%, 07/15/19                                    9,250    9,136,136
##    2.250%, 12/19/19                                   60,000   59,676,499

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)##   2.169%, 11/16/18                                 $45,630 $45,860,358
#(r)##  2.335%, 09/23/19                                   3,145   3,167,156
Bank Nederlandse Gemeenten NV
##      1.000%, 09/20/18                                  17,500  17,392,777
        1.375%, 01/28/19                                  45,000  44,662,320
##      1.500%, 02/15/19                                  12,082  11,995,116
        1.500%, 02/15/19                                  20,600  20,452,710
        1.875%, 06/11/19                                  64,646  64,310,487
##      1.750%, 10/30/19                                   7,500   7,424,692
        1.750%, 10/30/19                                  39,400  39,004,385
        1.625%, 11/25/19                                  17,750  17,511,901
Bank of Montreal
        1.350%, 08/28/18                                   4,000   3,986,115
Bank of Montreal Floating Rate Note
(r)     2.300%, 03/16/18                                  26,000  26,007,350
(r)     2.304%, 04/09/18                                  15,000  15,014,699
Bank of Nova Scotia Floating Rate Note
(r)     1.848%, 02/28/19                                  75,000  75,199,207
Bank of Nova Scotia (The)
#       2.050%, 10/30/18                                  42,000  41,985,864
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)     2.065%, 03/07/18                                  50,782  50,804,012
(r)     1.955%, 01/11/19                                   5,900   5,912,387
(r)     2.278%, 03/15/19                                   7,000   7,053,233
(r)     1.676%, 08/15/19                                   9,000   9,027,355
Caisse d'Amortissement de la Dette Sociale
##      1.500%, 01/28/19                                  20,000  19,861,421
        1.500%, 01/28/19                                  36,512  36,272,591
##      1.750%, 09/24/19                                   8,000   7,927,120
        1.750%, 09/24/19                                  41,830  41,448,929
Caisse d'Amortissement de la Dette Sociale Floating Rate Note
(r)##   1.968%, 03/15/18                                  50,000  50,016,713
Chevron Corp.
        1.790%, 11/16/18                                  22,287  22,261,265
#       1.686%, 02/28/19                                  12,240  12,176,338
#       1.561%, 05/16/19                                  26,400  26,172,102
Chevron Corp. Floating Rate Note
(r)     1.919%, 05/16/18                                  15,192  15,212,008
(r)     1.929%, 11/16/18                                   5,000   5,017,912
(r)     1.558%, 02/28/19                                  15,350  15,361,986
(r)     1.826%, 11/15/19                                   6,950   6,994,284
Cisco Systems, Inc.
        1.400%, 02/28/18                                  54,371  54,357,407
        2.125%, 03/01/19                                  34,580  34,552,147

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
#      1.400%, 09/20/19                                 $ 23,787 $ 23,440,101
Commonwealth Bank of Australia
##     1.375%, 09/06/18                                   30,990   30,867,320
#      2.500%, 09/20/18                                   57,978   58,190,391
       1.750%, 11/02/18                                    3,200    3,189,679
       2.250%, 03/13/19                                    7,400    7,391,594
       2.300%, 09/06/19                                   13,969   13,918,344
Commonwealth Bank of Australia Floating Rate Note
(r)##  2.563%, 11/02/18                                   20,325   20,428,300
#(r)   2.648%, 03/15/19                                   25,115   25,357,208
(r)    2.058%, 09/06/19                                   13,094   13,156,633
(r)    2.032%, 11/07/19                                    4,819    4,857,515
Cooperatieve Rabobank UA
       2.250%, 01/14/19                                   55,738   55,752,558
#      1.375%, 08/09/19                                   26,920   26,466,809
       2.250%, 01/14/20                                    7,120    7,088,274
Cooperatieve Rabobank UA Floating Rate Note
#(r)   1.913%, 08/09/19                                    1,649    1,659,461
Council Of Europe Development Bank
#      1.000%, 02/04/19                                   12,000   11,862,142
       1.500%, 05/17/19                                   58,200   57,675,036
       1.750%, 11/14/19                                    4,280    4,240,905
CPPIB Capital, Inc.
###    1.250%, 09/20/19                                    4,850    4,754,261
Dexia Credit Local SA
       2.250%, 01/30/19                                    9,706    9,702,600
Erste Abwicklungsanstalt
       1.375%, 10/30/19                                    8,600    8,435,018
European Bank for Reconstruction & Development
#      1.625%, 11/15/18                                   36,761   36,705,454
#      1.750%, 11/26/19                                   21,051   20,856,447
European Investment Bank
       1.125%, 08/15/18                                   44,000   43,845,949
       1.875%, 03/15/19                                   68,900   68,712,048
       2.125%, 03/15/19                                   29,372   29,368,916
#      1.250%, 05/15/19                                   49,500   48,917,880
#      1.125%, 08/15/19                                   32,000   31,476,320
Export Development Canada
#      1.500%, 10/03/18                                   10,000    9,966,261
       1.000%, 11/01/18                                    9,000    8,930,021
#      1.750%, 08/19/19                                  105,550  104,820,682
#      1.000%, 09/13/19                                   23,335   22,895,167
Exxon Mobil Corp.
       1.439%, 03/01/18                                   38,040   38,036,957
       1.708%, 03/01/19                                   21,000   20,891,085
Exxon Mobil Corp. Floating Rate Note
(r)    1.531%, 03/01/18                                   92,725   92,720,128

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
Finland Government International Bond
     1.750%, 09/10/19                                   $  6,300 $  6,252,637
FMS Wertmanagement AoeR
     1.500%, 08/09/19                                      5,000    4,944,335
     1.000%, 08/16/19                                    123,000  120,703,578
     1.750%, 01/24/20                                     10,000    9,894,384
General Electric Co.
#    6.000%, 08/07/19                                      6,644    6,980,507
General Electric Co.
     1.625%, 04/02/18                                      5,850    5,848,113
     5.625%, 05/01/18                                     53,827   54,324,851
     2.300%, 01/14/19                                      2,500    2,501,519
General Electric Co. Floating Rate Note
(r)  1.662%, 08/07/18                                      5,000    5,002,616
Inter-American Development Bank
     1.125%, 09/12/19                                     21,247   20,873,095
     1.750%, 10/15/19                                      9,500    9,418,879
Inter-American Development Bank Floating Rate Note
(r)  1.601%, 11/26/18                                      6,051    6,048,986
International Bank for Reconstruction & Development
     1.000%, 10/05/18                                     22,000   21,861,290
     1.875%, 03/15/19                                     50,000   49,874,800
     0.875%, 08/15/19                                     18,000   17,636,940
     1.875%, 10/07/19                                     49,532   49,242,931
Kommunalbanken A.S.
     1.125%, 05/23/18                                     14,500   14,470,710
##   1.125%, 05/23/18                                      1,700    1,695,835
     2.125%, 03/15/19                                     77,140   77,075,511
     1.750%, 05/28/19                                     42,700   42,428,172
     1.500%, 09/09/19                                      5,000    4,938,800
     1.500%, 10/22/19                                     34,768   34,286,602
     1.625%, 01/15/20                                     32,140   31,697,111
Kommunalbanken A.S. Floating Rate Note
(r)  1.616%, 02/20/18                                      9,026    9,026,361
Kommunekredit
     1.500%, 01/15/19                                      4,000    3,975,664
     1.125%, 08/23/19                                     63,700   62,555,566
Kommuninvest I Sverige AB
     1.125%, 10/09/18                                     25,860   25,706,598
     1.000%, 11/13/18                                     28,000   27,762,308
     1.125%, 09/17/19                                     17,200   16,870,190
     2.000%, 11/12/19                                     17,950   17,856,732
Kreditanstalt fuer Wiederaufbau
     1.500%, 02/06/19                                     99,290   98,717,092
     1.875%, 04/01/19                                     39,800   39,687,485
#    1.500%, 09/09/19                                     50,500   49,917,230
     1.250%, 09/30/19                                     41,000   40,337,030

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
Landeskreditbank Baden-Wuerttemberg Foerderbank
        1.625%, 02/01/19                                 $ 18,125 $ 18,033,831
Landwirtschaftliche Rentenbank
#       1.750%, 04/15/19                                   12,500   12,433,125
Manitoba, Province of Canada
        1.750%, 05/30/19                                   24,440   24,272,245
Merck & Co., Inc. Floating Rate Note
(r)     1.796%, 05/18/18                                   19,430   19,448,319
Microsoft Corp.
#       1.300%, 11/03/18                                   12,709   12,647,164
#       4.200%, 06/01/19                                    5,000    5,134,184
Municipality Finance P.L.C.
        1.125%, 04/17/18                                   14,475   14,456,588
##      1.250%, 09/10/18                                   99,500   99,040,708
        1.250%, 09/10/18                                   48,520   48,296,032
        1.250%, 04/18/19                                   25,150   24,851,469
        1.750%, 05/21/19                                   29,350   29,155,409
National Australia Bank, Ltd.
#       2.000%, 01/14/19                                    4,500    4,489,745
###     2.250%, 07/01/19                                   12,000   11,968,821
        1.375%, 07/12/19                                   70,400   69,345,941
        2.250%, 01/10/20                                    8,700    8,652,846
National Australia Bank, Ltd. Floating Rate Note
#(r)##  2.384%, 07/23/18                                      310      310,776
(r)     2.384%, 07/23/18                                    8,750    8,771,892
(r)     2.502%, 01/14/19                                    2,500    2,515,231
(r)##   1.985%, 07/25/19                                   50,000   49,981,736
(r)##   1.717%, 08/29/19                                   41,600   41,652,843
(r)##   2.298%, 01/10/20                                   16,080   16,184,741
Nederlandse Waterschapsbank NV
##      1.500%, 01/23/19                                   82,950   82,472,208
        1.875%, 03/13/19                                   67,703   67,449,723
        1.750%, 09/05/19                                   40,400   40,048,722
##      1.750%, 09/05/19                                   16,000   15,860,880
##      1.250%, 09/09/19                                    6,050    5,949,364
        1.250%, 09/09/19                                    6,850    6,736,057
Nordea Bank AB
###     1.875%, 09/17/18                                    3,118    3,113,318
        2.375%, 04/04/19                                    3,969    3,969,376
Nordea Bank AB Floating Rate Note
(r)##   2.440%, 09/17/18                                   14,410   14,476,256
(r)     2.440%, 09/17/18                                    3,000    3,013,794
(r)     1.842%, 11/07/18                                   20,000   20,021,149
(r)     1.855%, 03/07/19                                  100,000  100,021,208

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
(r)   1.988%, 04/10/19                                     $37,000 $36,982,612
Nordic Investment Bank
      0.875%, 09/27/18                                       9,500   9,432,137
NRW Bank
      1.250%, 10/01/18                                       4,954   4,928,398
      1.875%, 07/01/19                                      16,907  16,804,730
      1.250%, 07/29/19                                      11,734  11,550,058
      2.000%, 09/23/19                                       2,100   2,087,024
Oesterreichische Kontrollbank AG
      1.625%, 03/12/19                                       6,000   5,967,120
      1.125%, 04/26/19                                      41,526  40,996,716
      1.750%, 01/24/20                                      23,000  22,746,043
Ontario, Province of Canada
#     3.000%, 07/16/18                                      15,060  15,134,242
#     2.000%, 09/27/18                                      54,780  54,765,012
      1.625%, 01/18/19                                      15,000  14,927,259
#     2.000%, 01/30/19                                      33,297  33,255,046
#     1.250%, 06/17/19                                      39,780  39,235,286
Oracle Corp.
      2.375%, 01/15/19                                       4,100   4,112,017
Oracle Corp. Floating Rate Note
(r)   2.300%, 01/15/19                                       1,000   1,005,363
Pfizer, Inc.
      1.200%, 06/01/18                                      52,710  52,609,119
      2.100%, 05/15/19                                      28,742  28,700,191
Procter & Gamble Co. (The)
#     1.750%, 10/25/19                                       3,866   3,832,404
Province of Ontario Canada
#     1.650%, 09/27/19                                      14,500  14,323,100
      4.000%, 10/07/19                                      15,666  16,087,315
Quebec, Province of Canada Floating Rate Note
#(r)  2.025%, 07/21/19                                      80,786  81,046,940
Quebec, Province of Canada
      4.625%, 05/14/18                                      15,491  15,609,506
Royal Bank of Canada
#     2.200%, 07/27/18                                      25,318  25,348,121
#     2.000%, 12/10/18                                       6,635   6,634,132
      2.150%, 03/15/19                                      14,818  14,782,462
#     1.625%, 04/15/19                                      15,252  15,124,946
#     1.500%, 07/29/19                                      31,832  31,430,687
Royal Bank of Canada Floating Rate Note
(r)   2.358%, 03/22/18                                      28,500  28,513,029
(r)   2.172%, 10/31/18                                      45,000  45,039,638
(r)   2.158%, 01/10/19                                       2,400   2,406,525
Shell International Finance BV
      1.625%, 11/10/18                                      27,970  27,870,607
#     2.000%, 11/15/18                                      10,543  10,537,551
#     1.375%, 05/10/19                                      19,990  19,768,013
#     1.375%, 09/12/19                                      40,649  40,020,759
#     4.300%, 09/22/19                                       3,058   3,154,769

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
Shell International Finance BV Floating Rate Note
(r)   1.990%, 11/10/18                                   $ 21,560 $ 21,660,470
#(r)  1.899%, 09/12/19                                     11,305   11,360,456
State of North Rhine-Westphalia Germany
      1.375%, 01/30/19                                      3,500    3,470,215
      1.875%, 06/17/19                                     16,500   16,402,963
      1.625%, 07/25/19                                     17,200   17,027,759
      1.250%, 09/16/19                                     12,000   11,790,456
      1.625%, 01/22/20                                      6,550    6,452,719
State of North Rhine-Westphalia Germany Floating Rate Note
(r)   1.632%, 11/23/18                                     98,200   98,307,038
Statoil ASA
#     1.150%, 05/15/18                                      8,200    8,183,521
      2.250%, 11/08/19                                     17,910   17,879,513
Statoil ASA Floating Rate Note
(r)   1.706%, 05/15/18                                      5,835    5,838,233
Svensk Exportkredit AB
      1.125%, 04/05/18                                     77,060   76,968,533
      1.250%, 04/12/19                                      6,500    6,428,587
      1.875%, 06/17/19                                     43,600   43,366,740
      1.125%, 08/28/19                                      5,000    4,911,566
Svensk Exportkredit AB Floating Rate Note
(r)   1.797%, 10/04/18                                     24,630   24,647,485
Svenska Handelsbanken Floating Rate Note
(r)   1.904%, 01/03/19                                     15,500   15,499,958
(r)   1.813%, 02/12/19                                    149,500  149,590,740
Svenska Handelsbanken AB
#     2.500%, 01/25/19                                     43,223   43,331,411
      2.250%, 06/17/19                                     19,710   19,667,974
#     1.500%, 09/06/19                                      2,109    2,078,731
Svenska Handelsbanken AB Floating Rate Note
(r)   2.090%, 06/17/19                                      1,580    1,587,665
(r)   1.998%, 09/06/19                                      3,386    3,404,272
Swedbank AB
##    2.375%, 02/27/19                                     15,000   14,987,340
Toronto-Dominion Bank (The)
#     1.400%, 04/30/18                                     21,971   21,948,646
#     1.450%, 09/06/18                                     23,000   22,918,720
      2.625%, 09/10/18                                     44,926   45,080,503
#     1.950%, 01/22/19                                     36,548   36,468,256
#     2.125%, 07/02/19                                      7,218    7,194,377
#     1.450%, 08/13/19                                      3,773    3,719,199
      1.900%, 10/24/19                                     62,774   62,193,118
#     2.250%, 11/05/19                                      5,246    5,226,488
Toronto-Dominion Bank (The) Floating Rate Note
(r)   2.585%, 01/22/19                                      5,000    5,033,490

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
(r)    2.063%, 08/13/19                                 $  9,500 $    9,577,155
Total Capital International SA
       2.125%, 01/10/19                                   12,350     12,352,376
Total Capital International SA Floating Rate Note
(r)    1.963%, 06/19/19                                    4,633      4,651,118
Toyota Motor Credit Corp.
#      2.000%, 10/24/18                                    6,865      6,866,628
       1.700%, 01/09/19                                   42,001     41,858,694
       2.100%, 01/17/19                                   19,561     19,559,691
       1.700%, 02/19/19                                    9,318      9,270,416
       1.400%, 05/20/19                                   33,361     32,997,818
       2.125%, 07/18/19                                    2,613      2,606,043
#      2.200%, 01/10/20                                   27,571     27,494,863
Toyota Motor Credit Corp. Floating Rate Note
(r)    1.646%, 08/15/18                                   30,000     30,029,194
(r)    1.964%, 01/09/19                                   22,158     22,185,490
(r)    2.121%, 01/17/19                                   14,300     14,335,872
(r)    2.256%, 02/19/19                                    7,347      7,401,852
USAA Capital Corp. Floating Rate Note
(r)##  2.003%, 02/01/19                                   42,955     43,026,962
Wal-Mart Stores, Inc.
#      1.750%, 10/09/19                                    9,000      8,929,440
Westpac Banking Corp.
       1.950%, 11/23/18                                   17,521     17,494,266
       2.250%, 01/17/19                                   79,463     79,490,017
       1.600%, 08/19/19                                   16,970     16,747,177
Westpac Banking Corp. Floating Rate Note
#(r)   2.507%, 07/30/18                                   38,084     38,212,332
(r)    2.202%, 11/23/18                                   22,189     22,305,342
(r)##  1.692%, 04/26/19                                   21,000     21,015,284
(r)    2.123%, 05/13/19                                    5,500      5,534,152
                                                                 --------------
TOTAL BONDS                                                       6,232,739,914
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
       1.250%, 11/30/18                                   78,000     77,600,859
       1.250%, 12/15/18                                   70,000     69,600,782
       1.250%, 12/31/18                                   20,000     19,878,125
       1.375%, 12/31/18                                  115,000    114,420,508
       1.500%, 12/31/18                                   10,000      9,960,937
       1.125%, 01/15/19                                   35,000     34,732,031
       1.250%, 01/31/19                                  120,000    119,165,626
       1.500%, 01/31/19                                   15,000     14,931,445
       0.750%, 02/15/19                                   15,000     14,811,914
       2.750%, 02/15/19                                   10,000     10,079,297
       1.500%, 02/28/19                                   55,000     54,718,555
       0.875%, 09/15/19                                  100,000     98,066,406

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)         VALUE+
                                                       ----------- --------------
      1.000%, 10/15/19                                 $    50,000 $   49,089,844
      1.375%, 12/15/19                                      50,000     49,310,547
      1.875%, 12/31/19                                     115,000    114,411,523
                                                                   --------------
TOTAL U.S. TREASURY OBLIGATIONS                                       850,778,399
                                                                   --------------
TOTAL INVESTMENT SECURITIES                                         7,655,933,415
                                                                   --------------
CERTIFICATES OF DEPOSIT -- (0.5%)
Nordea Bank Finland NY
      1.610%, 05/02/18                                      40,000     39,959,400
COMMERCIAL PAPER -- (1.6%)
Oesterreichische Kontrollbank AG
      1.373%, 02/05/18                                      67,650     67,636,639
      1.420%, 02/23/18                                      25,000     24,976,170
Proctor & Gamble Co.
##    1.300%, 02/13/18                                      20,000     19,989,744
PSP Capital, Inc.
##    1.610%, 03/19/18                                      15,000     14,969,450
                                                                   --------------
TOTAL COMMERCIAL PAPER                                                127,572,003
                                                                   --------------

                                                         SHARES
                                                       -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.250%                       76,550,271     76,550,271
                                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund                    12,363,016    143,052,453
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $8,076,495,039)^^                                            $8,043,067,542
                                                                   ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -----------   -------------- ------- --------------
Agency Obligations                      --   $  572,415,102   --    $  572,415,102
Bonds                                   --    6,232,739,914   --     6,232,739,914
U.S. Treasury Obligations               --      850,778,399   --       850,778,399
Certificates of Deposit                 --       39,959,400   --        39,959,400
Commercial Paper                        --      127,572,003   --       127,572,003
Temporary Cash Investments     $76,550,271               --   --        76,550,271
Securities Lending Collateral           --      143,052,453   --       143,052,453
                               -----------   --------------   --    --------------
TOTAL                          $76,550,271   $7,966,517,271   --    $8,043,067,542
                               ===========   ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                 FACE
                                                AMOUNT^
                                                 (000)      VALUE+
                                                -------  ------------
BONDS -- (89.4%)
AUSTRALIA -- (9.4%)
ANZ New Zealand International Ltd.
##       2.600%, 09/23/19                          750   $    750,606
Australia & New Zealand Banking Group, Ltd.
         2.250%, 06/13/19                       59,108     58,975,007
#        1.600%, 07/15/19                        8,565      8,459,568
         2.050%, 09/23/19                        1,168      1,158,906
##       2.250%, 12/19/19                       12,000     11,935,300
         2.250%, 11/09/20                       16,895     16,680,622
Commonwealth Bank of Australia
         1.750%, 11/02/18                        4,630      4,615,067
         1.625%, 02/04/19                 EUR    2,253      2,850,286
#        2.250%, 03/13/19                        1,004      1,002,860
         4.250%, 04/24/19                 AUD    1,500      1,237,727
         2.300%, 09/06/19                       11,019     10,979,042
         5.000%, 10/15/19                       12,500     13,000,432
##       2.250%, 03/10/20                       10,000      9,927,200
##       2.050%, 09/18/20                       41,500     40,831,965
         2.400%, 11/02/20                       25,800     25,606,291
National Australia Bank, Ltd.
         4.250%, 05/20/19                 AUD   26,850     22,183,845
##       2.250%, 07/01/19                       18,482     18,433,979
         2.250%, 07/01/19                       18,070     18,023,050
         1.375%, 07/12/19                       37,849     37,282,309
##       2.400%, 12/09/19                        2,492      2,483,777
         2.250%, 01/10/20                        4,300      4,276,694
         2.125%, 05/22/20                       14,706     14,563,698
         2.625%, 07/23/20                        6,100      6,100,467
         2.500%, 01/12/21                       10,000      9,939,690
National Australia Bank, Ltd. Floating Rate Note
(r)##    1.717%, 08/29/19                       25,000     25,031,757
Western Australian Treasury Corp.
         2.500%, 07/22/20                 AUD   10,000      8,106,717
Westpac Banking Corp.
         1.950%, 11/23/18                        3,179      3,174,149
         2.250%, 01/17/19                       89,010     89,040,263
         4.500%, 02/25/19                 AUD   17,000     14,029,733
         1.650%, 05/13/19                        6,200      6,142,191
         1.600%, 08/19/19                        4,975      4,909,676
         2.150%, 03/06/20                        5,000      4,956,792
         2.300%, 05/26/20                       10,000      9,931,610
                                                         ------------
TOTAL AUSTRALIA                                           506,621,276
                                                         ------------
AUSTRIA -- (2.8%)
Oesterreichische Kontrollbank AG
         1.125%, 04/26/19                       46,850     46,252,857
         1.750%, 01/24/20                       57,408     56,774,124
         1.375%, 02/10/20                       24,660     24,202,534

                                                   FACE
                                                  AMOUNT^
                                                   (000)     VALUE+
                                                  ------- ------------
AUSTRIA -- (Continued)
     1.875%, 01/20/21                               6,860 $  6,736,756
Republic of Austria Government Bond
##   0.250%, 10/18/19                         EUR  12,400   15,585,501
                                                          ------------
TOTAL AUSTRIA                                              149,551,772
                                                          ------------
BELGIUM -- (0.2%)
Dexia Credit Local SA
     2.250%, 01/30/19                              10,944   10,940,166
                                                          ------------
CANADA -- (19.4%)
Alberta, Province of Canada
     2.000%, 06/01/19                         CAD  81,000   65,993,268
     4.000%, 12/01/19                         CAD   6,000    5,054,927
#    1.900%, 12/06/19                              26,100   25,842,501
##   1.750%, 08/26/20                              15,000   14,680,873
     1.750%, 08/26/20                              15,800   15,465,403
Bank of Montreal
#    2.100%, 12/12/19                               6,015    5,968,499
Bank of Nova Scotia (The)
     2.050%, 06/05/19                              10,000    9,952,200
#    1.650%, 06/14/19                              15,000   14,842,698
British Columbia, Province of Canada
     2.250%, 03/01/19                         CAD  70,000   57,232,683
Canada Housing Trust No 1
##   1.950%, 06/15/19                         CAD 183,000  149,097,390
Canadian Government Bond
     3.750%, 06/01/19                         CAD  55,000   45,891,463
     0.750%, 08/01/19                         CAD  55,000   44,038,903
CPPIB Capital, Inc.
     1.100%, 06/10/19                         CAD  45,000   36,192,439
###  1.250%, 09/20/19                               3,600    3,528,936
     1.400%, 06/04/20                         CAD  10,000    8,005,935
Export Development Canada
     1.750%, 08/19/19                              18,000   17,875,626
Manitoba, Province of Canada
#    1.750%, 05/30/19                              17,800   17,677,822
Ontario, Province of Canada
     4.400%, 06/02/19                         CAD  81,000   68,058,439
     2.100%, 09/08/19                         CAD  72,000   58,713,366
     4.200%, 06/02/20                         CAD  19,500   16,616,378
Quebec, Province of Canada
     4.500%, 12/01/19                         CAD  16,000   13,597,659
     4.500%, 12/01/20                         CAD  25,000   21,629,065
Royal Bank of Canada
     1.625%, 04/15/19                               1,759    1,744,347
     2.980%, 05/07/19                         CAD  54,500   44,787,480
     1.500%, 07/29/19                                 838      827,435
     2.125%, 03/02/20                              38,000   37,680,802
     2.150%, 03/06/20                              18,715   18,575,109
     1.920%, 07/17/20                         CAD  42,000   33,796,342

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
CANADA -- (Continued)
    2.500%, 01/19/21                                     10,831  $   10,770,368
Saskatchewan, Province of Canada
    1.950%, 03/01/19                                 CAD 35,000      28,515,325
Toronto-Dominion Bank (The)
#   1.950%, 01/22/19                                      2,164       2,159,278
    2.447%, 04/02/19                                 CAD 62,000      50,650,472
    2.125%, 07/02/19                                      3,153       3,142,681
    1.450%, 08/13/19                                      5,659       5,578,306
    1.900%, 10/24/19                                     29,675      29,400,401
    2.250%, 11/05/19                                     23,000      22,914,455
    2.563%, 06/24/20                                 CAD 40,000      32,701,463
    2.550%, 01/25/21                                      5,000       4,977,399
                                                                 --------------
TOTAL CANADA                                                      1,044,178,136
                                                                 --------------
DENMARK -- (1.1%)
Kommunekredit
    1.125%, 08/23/19                                     61,900      60,787,905
                                                                 --------------
FINLAND -- (1.8%)
Finland Government International Bond
    1.750%, 09/10/19                                      6,200       6,153,389
Municipality Finance P.L.C.
    1.250%, 04/18/19                                     29,100      28,754,583
    1.750%, 05/21/19                                     55,300      54,933,361
    1.500%, 03/23/20                                      7,944       7,798,974
                                                                 --------------
TOTAL FINLAND                                                        97,640,307
                                                                 --------------
FRANCE -- (5.1%)
Agence Francaise de Developpement
    1.250%, 05/25/19                                 EUR  8,500      10,770,241
    1.375%, 08/02/19                                     19,800      19,499,436
    1.625%, 01/21/20                                     70,000      68,853,190
Caisse d'Amortissement de la Dette Sociale
##  1.500%, 01/28/19                                     24,000      23,833,705
    1.500%, 01/28/19                                     52,018      51,676,918
##  1.750%, 09/24/19                                      9,000       8,918,010
    1.750%, 09/24/19                                     42,445      42,058,326
    1.875%, 01/13/20                                      1,200       1,188,002
Caisse des Depots et Consignations
    1.500%, 11/13/18                                      6,600       6,565,192
Dexia Credit Local SA
    0.040%, 12/11/19                                 EUR  5,000       6,241,066
Total Capital International SA
    2.125%, 01/10/19                                     15,212      15,214,926
    2.100%, 06/19/19                                      6,623       6,612,353

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
FRANCE -- (Continued)
UNEDIC ASSEO
    0.0%, 11/25/20                                   EUR  10,000 $ 12,444,462
                                                                 ------------
TOTAL FRANCE                                                      273,875,827
                                                                 ------------
GERMANY -- (7.4%)
Erste Abwicklungsanstalt
    1.625%, 02/21/19                                      29,000   28,832,032
    1.375%, 10/30/19                                      19,800   19,420,157
FMS Wertmanagement AoeR
    1.500%, 08/09/19                                       5,000    4,944,335
    1.000%, 08/16/19                                      71,500   70,165,088
    1.750%, 01/24/20                                      24,450   24,191,770
Kreditanstalt fuer Wiederaufbau
    1.500%, 09/09/19                                     104,600  103,392,916
    1.250%, 09/30/19                                      36,500   35,909,795
    6.000%, 08/20/20                                 AUD  14,500   12,740,947
NRW Bank
    1.875%, 07/01/19                                      16,264   16,165,619
    1.250%, 07/29/19                                      14,108   13,886,843
State of North Rhine-Westphalia Germany
    1.875%, 06/17/19                                      17,300   17,198,259
    1.625%, 07/25/19                                      22,700   22,472,682
    1.250%, 09/16/19                                      13,800   13,559,024
    1.625%, 01/22/20                                      15,750   15,516,081
                                                                 ------------
TOTAL GERMANY                                                     398,395,548
                                                                 ------------
JAPAN -- (2.6%)
Toyota Credit Canada, Inc.
    2.250%, 05/23/19                                 CAD  12,238    9,970,886
Toyota Motor Credit Corp.
#   1.700%, 01/09/19                                      40,526   40,388,692
    2.100%, 01/17/19                                      11,359   11,358,240
    1.700%, 02/19/19                                      16,967   16,880,354
    1.400%, 05/20/19                                      25,596   25,317,351
    2.125%, 07/18/19                                       3,331    3,322,131
    2.200%, 01/10/20                                      10,959   10,928,737
    2.150%, 03/12/20                                      14,816   14,730,599
    4.500%, 06/17/20                                       4,500    4,715,661
    4.250%, 01/11/21                                       5,000    5,228,481
                                                                 ------------
TOTAL JAPAN                                                       142,841,132
                                                                 ------------
NETHERLANDS -- (9.0%)
Bank Nederlandse Gemeenten NV
##  1.500%, 02/15/19                                      12,000   11,913,706
    1.500%, 02/15/19                                      19,900   19,757,715
    1.875%, 06/11/19                                       9,988    9,936,162
##  1.750%, 10/30/19                                       7,500    7,424,693
    1.750%, 10/30/19                                      30,000   29,698,770
    1.625%, 11/25/19                                       2,800    2,762,441

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
NETHERLANDS -- (Continued)
    1.750%, 03/24/20                                      47,892 $ 47,243,590
    2.125%, 12/14/20                                      15,000   14,835,900
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                      70,043   70,061,294
    1.375%, 08/09/19                                       1,320    1,297,778
    2.250%, 01/14/20                                      10,095   10,050,017
    4.750%, 01/15/20                                       5,000    5,210,762
#   4.500%, 01/11/21                                       2,962    3,109,152
    2.500%, 01/19/21                                      14,650   14,573,366
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19                                      78,500   78,206,331
    1.750%, 09/05/19                                      11,000   10,904,355
##  1.750%, 09/05/19                                      26,700   26,467,844
    1.250%, 09/09/19                                       2,430    2,389,579
    1.625%, 03/04/20                                      20,949   20,622,824
Shell International Finance BV
    1.625%, 11/10/18                                      24,943   24,854,364
#   1.375%, 05/10/19                                      14,857   14,692,014
    1.375%, 09/12/19                                      41,375   40,735,539
    2.250%, 11/10/20                                      16,618   16,483,185
                                                                 ------------
TOTAL NETHERLANDS                                                 483,231,381
                                                                 ------------
NEW ZEALAND -- (0.1%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19                                       4,823    4,826,899
                                                                 ------------
NORWAY -- (3.3%)
Kommunalbanken A.S.
    2.125%, 03/15/19                                      76,838   76,773,764
    1.750%, 05/28/19                                       8,000    7,949,072
    1.500%, 09/09/19                                       6,500    6,420,440
    1.500%, 10/22/19                                      35,878   35,381,233
    1.625%, 01/15/20                                       3,000    2,958,660
Statoil ASA
    2.250%, 11/08/19                                      41,373   41,302,574
    2.900%, 11/08/20                                       5,173    5,224,017
                                                                 ------------
TOTAL NORWAY                                                      176,009,760
                                                                 ------------
SINGAPORE -- (2.8%)
Singapore Government Bond
    2.500%, 06/01/19                                 SGD 115,000   88,878,221
    1.625%, 10/01/19                                 SGD  82,500   62,997,598
                                                                 ------------
TOTAL SINGAPORE                                                   151,875,819
                                                                 ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.4%)
African Development Bank
    1.000%, 05/15/19                                       8,750    8,620,195
    1.125%, 09/20/19                                      20,000   19,644,435
Asian Development Bank
    1.875%, 04/12/19                                       9,150    9,117,929

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    2.800%, 01/19/21                                 AUD   9,000 $  7,324,445
Council Of Europe Development Bank
    1.500%, 05/17/19                                      47,914   47,481,816
#   1.750%, 11/14/19                                       3,779    3,744,481
    1.625%, 03/10/20                                      45,000   44,333,484
European Bank for Reconstruction & Development
    1.750%, 11/26/19                                      22,505   22,297,009
European Investment Bank
#   1.250%, 05/15/19                                      18,750   18,529,500
    6.500%, 08/07/19                                 AUD  50,125   43,009,085
#   1.125%, 08/15/19                                      15,000   14,754,525
    1.250%, 12/16/19                                       9,000    8,834,760
    1.625%, 03/16/20                                      67,750   66,826,643
    2.800%, 01/15/21                                 AUD   4,000    3,255,866
Inter-American Development Bank
    6.500%, 08/20/19                                 AUD  17,471   15,020,350
    1.125%, 09/12/19                                      23,280   22,870,319
    1.750%, 10/15/19                                       2,500    2,478,653
International Bank for Reconstruction & Development
    0.875%, 08/15/19                                      19,850   19,449,625
    1.875%, 10/07/19                                      59,001   58,656,670
    2.800%, 01/13/21                                 AUD  10,000    8,140,407
International Finance Corp.
    3.250%, 07/22/19                                 AUD  12,482   10,231,725
                                                                 ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                      454,621,922
                                                                 ------------
SWEDEN -- (7.9%)
Kommuninvest I Sverige AB
    1.125%, 09/17/19                                      14,700   14,418,127
    2.000%, 11/12/19                                      54,200   53,918,377
    1.750%, 03/19/20                                      35,260   34,821,789
    2.500%, 12/01/20                                 SEK 308,000   41,625,087
Nordea Bank AB
    2.375%, 04/04/19                                       6,986    6,986,663
##  1.625%, 09/30/19                                      16,000   15,744,321
Svensk Exportkredit AB
    1.250%, 04/12/19                                       8,645    8,550,021
    1.875%, 06/17/19                                      76,258   75,850,020
    1.125%, 08/28/19                                       9,250    9,086,397
Svenska Handelsbanken AB
    2.500%, 01/25/19                                      86,287   86,503,423
    4.500%, 04/10/19                                 AUD   2,500    2,065,952
    2.250%, 06/17/19                                      42,545   42,454,285
    1.500%, 09/06/19                                      21,261   20,955,853
    1.950%, 09/08/20                                       2,500    2,456,276
    2.400%, 10/01/20                                       4,000    3,981,395

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
SWEDEN -- (Continued)
Swedbank AB
##  2.375%, 02/27/19                                      7,579  $  7,572,603
                                                                 ------------
TOTAL SWEDEN                                                      426,990,589
                                                                 ------------
UNITED KINGDOM -- (0.0%)
Network Rail Infrastructure Finance P.L.C.
    1.750%, 01/24/19                                         --            --
                                                                 ------------
UNITED STATES -- (8.1%)
Apple, Inc.
    2.100%, 05/06/19                                     14,148    14,134,141
    2.850%, 08/28/19                                 AUD  3,680     2,988,120
    1.500%, 09/12/19                                     88,350    87,372,576
    1.800%, 11/13/19                                      5,000     4,957,506
#   1.550%, 02/07/20                                      9,900     9,753,868
#   1.900%, 02/07/20                                     15,000    14,865,596
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                      3,909     3,896,188
Chevron Corp.
    1.686%, 02/28/19                                      4,670     4,645,711
#   1.561%, 05/16/19                                     31,115    30,846,399
#   2.193%, 11/15/19                                     31,566    31,498,768
    1.961%, 03/03/20                                      4,150     4,113,437
    1.991%, 03/03/20                                     11,750    11,659,660
Cisco Systems, Inc.
#   2.125%, 03/01/19                                     15,997    15,984,115
    1.400%, 09/20/19                                     33,306    32,820,280
    4.450%, 01/15/20                                     28,254    29,370,857
#   2.450%, 06/15/20                                      9,935     9,925,196
Exxon Mobil Corp.
#   1.708%, 03/01/19                                     23,692    23,569,123
    1.912%, 03/06/20                                     19,700    19,507,518
Merck & Co., Inc.
    1.850%, 02/10/20                                     15,000    14,852,111
Microsoft Corp.
#   4.200%, 06/01/19                                      5,650     5,801,628
    1.850%, 02/06/20                                     12,000    11,897,520
    1.850%, 02/12/20                                     14,000    13,889,182
Pfizer, Inc.
    2.100%, 05/15/19                                     29,850    29,806,579

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
#     1.750%, 10/09/19                                     8,900 $    8,830,224
                                                                 --------------
TOTAL UNITED STATES                                                 436,986,303
                                                                 --------------
TOTAL BONDS                                                       4,819,374,742
                                                                 --------------
AGENCY OBLIGATIONS -- (8.2%)
Federal Home Loan Bank
      1.500%, 03/08/19                                    10,000      9,947,240
      1.375%, 03/18/19                                    95,000     94,340,225
      5.375%, 05/15/19                                    16,160     16,828,749
      1.375%, 05/28/19                                    28,000     27,754,188
      1.625%, 06/14/19                                    55,000     54,680,560
      2.000%, 09/13/19                                    35,000     34,843,340
#     1.500%, 10/21/19                                    29,000     28,688,134
      1.875%, 03/13/20                                    24,000     23,839,560
Federal Home Loan Mortgage Corp.
      3.750%, 03/27/19                                    25,000     25,493,500
Federal Home Loan Mortgage Corp.
      1.250%, 10/02/19                                    56,300     55,475,036
Federal National Mortgage Association
      1.750%, 09/12/19                                     7,000      6,961,080
      1.000%, 10/24/19                                    25,000     24,516,150
#     1.500%, 02/28/20                                    42,000     41,401,878
                                                                 --------------
TOTAL AGENCY OBLIGATIONS                                            444,769,640
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (0.6%)
U.S. Treasury Notes
      0.750%, 02/15/19                                    10,000      9,874,610
      2.750%, 02/15/19                                    10,000     10,079,297
      1.500%, 02/28/19                                    10,000      9,948,828
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                      29,902,735
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,294,047,117
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund                   7,541,900     87,267,328
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $5,382,805,589)^^                                          $5,391,153,707
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


At January 31, 2018, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                          UNREALIZED
                                                                           FOREIGN
                                                                           EXCHANGE
                                                          SETTLEMENT     APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD     COUNTERPARTY         DATE       (DEPRECIATION)
------------------   ---------------- ---------------- ---------------- --------------
USD  $143,264,223    AUD  177,211,364 Barclays Capital     04/24/18      $    490,069
                                                                         ------------
                                                            TOTAL
                                                         APPRECIATION    $    490,069

USD                                   State Street
     $  14,816,669   SGD   20,135,364 Bank and Trust       02/05/18      $   (533,650)
USD                                   State Street
        21,994,651   SGD   29,911,427 Bank and Trust       02/06/18          (808,957)
USD    137,631,978   CAD  172,234,309 HSBC Bank            02/06/18        (2,404,048)
USD                                   State Street
        21,859,619   SGD   29,727,976 Bank and Trust       02/07/18          (804,575)
USD     15,552,545   SGD   21,138,389 Citibank, N.A.       02/08/18          (563,384)
USD      4,257,501   CAD    5,311,777 HSBC Bank            02/09/18           (61,419)
USD                                   Barclays
        78,137,589   CAD   98,000,000 Capital              02/09/18        (1,544,611)
USD                                   Barclays
        78,434,219   CAD   98,372,229 Capital              02/12/18        (1,553,422)
USD                                   Bank of
        22,323,948   SGD   30,032,988 America Corp.        02/22/18          (579,734)
USD                                   State Street
        11,112,544   SGD   14,959,433 Bank and Trust       03/01/18          (297,406)
USD     19,186,743   SGD   25,849,627 HSBC Bank            03/02/18          (529,843)
USD     41,166,521   SEK  333,477,640 Citibank, N.A.       03/26/18        (1,305,374)
USD                                   State Street
        46,748,554   EUR   38,765,427 Bank and Trust       04/09/18        (1,594,245)
USD     21,877,436   SGD   28,909,544 HSBC Bank            04/16/18          (195,782)
USD                                   Bank of
       135,439,249   CAD  168,340,151 America Corp.        04/18/18        (1,545,477)
USD                                   Bank of
        80,681,206   CAD  100,499,495 America Corp.        04/19/18        (1,100,031)
USD                                   Bank of
         9,036,719   AUD   11,283,543 America Corp.        04/20/18           (54,064)
USD                                   Bank of
       132,967,530   CAD  163,997,897 America Corp.        04/23/18          (491,977)
USD                                   Bank of
       140,299,704   CAD  172,432,265 America Corp.        04/24/18           (25,323)
                                                                         ------------
                                                            TOTAL
                                                        (DEPRECIATION)   $(15,993,322)
                                                                         ------------
                                                            TOTAL
                                                          APPRECIATION
                                                         (DEPRECIATION)  $(15,503,253)
                                                                         ============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                               ------- --------------  ------- --------------
Bonds
   Australia                     --    $  506,621,276    --    $  506,621,276
   Austria                       --       149,551,772    --       149,551,772
   Belgium                       --        10,940,166    --        10,940,166
   Canada                        --     1,044,178,136    --     1,044,178,136
   Denmark                       --        60,787,905    --        60,787,905
   Finland                       --        97,640,307    --        97,640,307
   France                        --       273,875,827    --       273,875,827
   Germany                       --       398,395,548    --       398,395,548
   Japan                         --       142,841,132    --       142,841,132
   Netherlands                   --       483,231,381    --       483,231,381
   New Zealand                   --         4,826,899    --         4,826,899
   Norway                        --       176,009,760    --       176,009,760
   Singapore                     --       151,875,819    --       151,875,819
   Supranational Organization
     Obligations                 --       454,621,922    --       454,621,922
   Sweden                        --       426,990,589    --       426,990,589
   United States                 --       436,986,303    --       436,986,303
Agency Obligations               --       444,769,640    --       444,769,640
U.S. Treasury Obligations        --        29,902,735    --        29,902,735
Securities Lending Collateral    --        87,267,328    --        87,267,328
Forward Currency Contracts**     --       (15,503,253)   --       (15,503,253)
                                 --    --------------    --    --------------
TOTAL                            --    $5,375,650,454    --    $5,375,650,454
                                 ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- -----------
BONDS -- (92.2%)

AUSTRALIA -- (6.9%)
ASB Finance, Ltd.
    0.500%, 06/10/22                                 EUR  2,000  $ 2,485,453
Australia & New Zealand Banking Group, Ltd.
#   2.700%, 11/16/20                                      7,000    7,007,565
    3.300%, 03/07/22                                 AUD  2,000    1,629,912
    2.625%, 11/09/22                                      6,667    6,532,881
Commonwealth Bank of Australia
    2.300%, 03/12/20                                      1,310    1,301,155
    2.900%, 07/12/21                                 AUD  2,000    1,611,809
    3.250%, 01/17/22                                 AUD  1,000      813,046
##  2.750%, 03/10/22                                      2,000    1,980,314
    3.250%, 03/31/22                                 AUD  6,000    4,868,377
    0.500%, 07/11/22                                 EUR  5,725    7,123,993
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                      4,475    4,497,901
National Australia Bank, Ltd.
##  2.400%, 12/09/19                                     15,000   14,950,506
    2.625%, 01/14/21                                      1,905    1,898,313
    3.000%, 05/12/21                                 AUD  1,000      809,203
    1.875%, 07/12/21                                      1,350    1,306,688
    0.875%, 01/20/22                                 EUR  1,112    1,407,734
    2.500%, 05/22/22                                      3,968    3,883,759
    0.350%, 09/07/22                                 EUR  1,500    1,850,331
Westpac Banking Corp.
    4.875%, 11/19/19                                      5,000    5,207,627
    0.250%, 01/17/22                                 EUR  8,500   10,502,517
                                                                 -----------
TOTAL AUSTRALIA                                                   81,669,084
                                                                 -----------
AUSTRIA -- (0.6%)
Republic of Austria Government Bond
##  0.0%, 09/20/22                                   EUR  6,100    7,547,825
                                                                 -----------
BELGIUM -- (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                      4,000    4,216,964
Dexia Credit Local SA
    0.625%, 01/21/22                                 EUR  1,250    1,579,045
    1.125%, 06/15/22                                 GBP  2,000    2,803,220
                                                                 -----------
TOTAL BELGIUM                                                      8,599,229
                                                                 -----------
CANADA -- (6.0%)
Bank of Montreal
    1.900%, 08/27/21                                      4,000    3,877,058
Bank of Nova Scotia (The)
    2.050%, 06/05/19                                      5,000    4,976,100
    2.800%, 07/21/21                                        420      419,154

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
CANADA -- (Continued)
Goldcorp, Inc.
     3.625%, 06/09/21                                        500  $   507,288
Province of British Columbia Canada
     3.250%, 12/18/21                                 CAD  5,000    4,206,382
Province of Ontario Canada
     2.500%, 09/10/21                                     15,000   14,868,010
Province of Quebec Canada
     0.875%, 05/24/22                                 GBP  4,730    6,569,515
Quebec, Province of Canada
     4.500%, 12/01/18                                 CAD  9,000    7,486,464
Royal Bank of Canada
     2.150%, 03/06/20                                      9,197    9,128,254
     2.750%, 02/01/22                                      5,614    5,594,502
     1.968%, 03/02/22                                 CAD  8,000    6,334,959
Toronto-Dominion Bank (The)
     1.994%, 03/23/22                                 CAD 10,000    7,936,504
                                                                  -----------
TOTAL CANADA                                                       71,904,190
                                                                  -----------
DENMARK -- (0.4%)
Danske Bank A.S.
##   2.800%, 03/10/21                                      5,000    4,999,188
                                                                  -----------
FINLAND -- (1.5%)
Finland Government Bond
##   1.625%, 09/15/22                                 EUR 12,000   15,957,440
OP Corporate Bank P.L.C.
     0.750%, 03/03/22                                 EUR    725      914,511
     0.375%, 10/11/22                                 EUR    500      618,134
                                                                  -----------
TOTAL FINLAND                                                      17,490,085
                                                                  -----------
FRANCE -- (5.3%)
BPCE SA
     2.500%, 07/15/19                                        900      900,104
Caisse d'Amortissement de la Dette Sociale
     0.125%, 11/25/22                                 EUR  3,500    4,326,574
Credit Agricole SA
###  2.750%, 06/10/20                                      5,000    5,009,945
Electricite de France SA
##   2.350%, 10/13/20                                      5,300    5,258,350
French Republic Government Bond OAT
     --%, 05/25/22                                    EUR 10,400   12,882,819
     2.250%, 10/25/22                                 EUR  8,500   11,617,988
Societe Generale SA
##   2.500%, 04/08/21                                      4,200    4,143,602
Total Capital Canada, Ltd.
     1.125%, 03/18/22                                 EUR  1,500    1,921,690
Total Capital SA
     4.450%, 06/24/20                                      8,000    8,360,835
     4.125%, 01/28/21                                      4,000    4,172,923

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
FRANCE -- (Continued)
Unedic Asseo
     0.875%, 10/25/22                                 EUR  3,400  $ 4,349,444
                                                                  -----------
TOTAL FRANCE                                                       62,944,274
                                                                  -----------
GERMANY -- (5.7%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19                                      5,000    4,967,792
BMW US Capital LLC
###  2.000%, 04/11/21                                      2,365    2,314,051
Deutsche Bank AG
     2.950%, 08/20/20                                      1,000      995,755
FMS Wertmanagement AoeR
     1.625%, 11/20/18                                      6,800    6,776,898
     0.875%, 02/14/22                                 GBP  2,000    2,804,884
KFW
     1.500%, 04/20/20                                     14,000   13,752,200
Kreditanstalt fuer Wiederaufbau
     0.875%, 03/15/22                                 GBP 12,110   16,976,576
     2.900%, 06/06/22                                 AUD  1,000      811,226
     --%, 12/15/22                                    EUR  2,000    2,460,749
NRW Bank
     --%, 08/10/22                                    EUR  5,000    6,159,688
     --%, 11/11/22                                    EUR  5,000    6,145,361
Volkswagen Group of America Finance LLC
##   2.400%, 05/22/20                                      3,625    3,598,284
                                                                  -----------
TOTAL GERMANY                                                      67,763,464
                                                                  -----------
IRELAND -- (0.7%)
Allergan Funding SCS
#    3.450%, 03/15/22                                      6,000    6,034,782
Medtronic, Inc.
     2.500%, 03/15/20                                      2,000    2,001,417
                                                                  -----------
TOTAL IRELAND                                                       8,036,199
                                                                  -----------
ITALY -- (0.6%)
Intesa Sanpaolo SpA
##   3.125%, 07/14/22                                      3,550    3,499,335
Italy Buoni Poliennali Del Tesoro
     1.450%, 09/15/22                                 EUR  2,900    3,713,190
                                                                  -----------
TOTAL ITALY                                                         7,212,525
                                                                  -----------
JAPAN -- (4.5%)
American Honda Finance Corp.
     2.450%, 09/24/20                                      3,300    3,292,931
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##   2.350%, 09/08/19                                      3,000    2,989,003

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
JAPAN -- (Continued)
Japan Finance Organization for Municipalities
     1.375%, 02/05/18                                      7,330  $ 7,329,399
Mizuho Financial Group, Inc.
###  2.632%, 04/12/21                                      4,000    3,951,017
MUFG Union Bank NA
     2.625%, 09/26/18                                      2,245    2,251,788
Nissan Motor Acceptance Corp.
##   2.550%, 03/08/21                                      3,500    3,472,444
Sumitomo Mitsui Financial Group, Inc.
     2.058%, 07/14/21                                      3,000    2,909,465
Toyota Credit Canada, Inc.
     2.020%, 02/28/22                                 CAD  4,000    3,172,878
Toyota Motor Credit Corp.
     1.900%, 04/08/21                                     20,928   20,504,958
     2.600%, 01/11/22                                      3,152    3,128,956
     0.750%, 07/21/22                                 EUR    500      631,704
                                                                  -----------
TOTAL JAPAN                                                        53,634,543
                                                                  -----------
NETHERLANDS -- (5.4%)
Bank Nederlandse Gemeenten NV
     1.375%, 03/19/18                                      5,000    4,998,000
     1.750%, 03/24/20                                     10,000    9,864,610
     1.000%, 03/15/22                                 GBP  1,000    1,403,221
     0.500%, 08/26/22                                 EUR  5,000    6,303,515
Cooperatieve Rabobank UA
     0.125%, 10/11/21                                 EUR    900    1,114,893
     2.750%, 01/10/22                                        810      806,676
     4.000%, 01/11/22                                 EUR    980    1,395,730
     4.750%, 06/06/22                                 EUR  1,367    2,021,299
ING Bank NV
##   2.750%, 03/22/21                                      5,000    4,987,071
Mylan, Inc.
     2.550%, 03/28/19                                      4,400    4,393,378
Nederlandse Waterschapsbank NV
     1.500%, 04/16/18                                      5,000    4,997,270
Shell International Finance BV
     4.375%, 03/25/20                                     10,000   10,393,905
     2.250%, 11/10/20                                      4,606    4,568,633
     1.750%, 09/12/21                                      7,000    6,771,216
                                                                  -----------
TOTAL NETHERLANDS                                                  64,019,417
                                                                  -----------
NORWAY -- (1.1%)
Kommunalbanken A.S.
     2.250%, 01/25/22                                     13,250   13,033,376
                                                                  -----------
SPAIN -- (0.5%)
Santander UK P.L.C.
     2.375%, 03/16/20                                      5,000    4,974,075

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- -----------
SPAIN -- (Continued)
Telefonica Emisiones SAU
    3.192%, 04/27/18                                       1,500 $ 1,503,957
                                                                 -----------
TOTAL SPAIN                                                        6,478,032
                                                                 -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.3%)
African Development Bank
    0.875%, 03/15/18                                       8,040   8,034,372
Asian Development Bank
    1.375%, 01/15/19                                       6,000   5,961,790
European Financial Stability Facility
    --%, 11/17/22                                    EUR  18,960  23,344,543
    0.500%, 01/20/23                                 EUR   6,500   8,179,423
European Investment Bank
    1.875%, 03/15/19                                      10,000   9,972,721
    4.250%, 12/07/21                                 GBP     220     347,816
    5.000%, 08/22/22                                 AUD   1,000     884,773
European Stability Mechanism
    0.0%, 10/18/22                                   EUR   7,350   9,057,616
Inter-American Development Bank
    0.875%, 03/15/18                                      10,000   9,992,660
International Bank for Reconstruction & Development
    0.750%, 12/07/21                                 GBP   5,000   6,994,242
International Finance Corp.
    2.800%, 08/15/22                                 AUD   4,500   3,640,100
                                                                 -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                      86,410,056
                                                                 -----------
SWEDEN -- (8.3%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22                                 SEK 269,000  33,728,829
Nordea Bank AB
    0.300%, 06/30/22                                 EUR   5,000   6,184,643
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22                                 EUR   1,250   1,550,339
    1.250%, 08/05/22                                 GBP   2,000   2,801,551
Svenska Handelsbanken AB
    2.400%, 10/01/20                                      15,145  15,074,555
    0.250%, 02/28/22                                 EUR   4,600   5,689,935
Sweden Government Bond
    3.500%, 06/01/22                                 SEK 231,000  33,706,552
                                                                 -----------
TOTAL SWEDEN                                                      98,736,404
                                                                 -----------
SWITZERLAND -- (0.1%)
UBS AG
    2.375%, 08/14/19                                         667     665,523
                                                                 -----------
UNITED KINGDOM -- (1.7%)
AstraZeneca P.L.C.
    2.375%, 11/16/20                                       5,000   4,980,966

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
Barclays P.L.C.
    2.750%, 11/08/19                                       8,000  $ 7,998,520
BP Capital Markets P.L.C.
    2.315%, 02/13/20                                       1,856    1,851,071
HSBC USA, Inc.
    2.350%, 03/05/20                                       2,825    2,812,722
Nationwide Building Society
##  2.350%, 01/21/20                                       1,266    1,256,825
Unilever Capital Corp.
    4.250%, 02/10/21                                       1,000    1,045,552
                                                                  -----------
TOTAL UNITED KINGDOM                                               19,945,656
                                                                  -----------
UNITED STATES -- (34.9%)
Abbott Laboratories
#   2.000%, 03/15/20                                       8,500    8,394,685
AbbVie, Inc.
    2.500%, 05/14/20                                       2,217    2,209,190
Activision Blizzard, Inc.
    2.600%, 06/15/22                                       5,000    4,894,800
Air Products & Chemicals, Inc.
    3.000%, 11/03/21                                       3,990    4,018,960
Ameren Corp.
    2.700%, 11/15/20                                       1,000      999,409
American Express Credit Corp.
#   2.250%, 08/15/19                                       2,500    2,492,600
AmerisourceBergen Corp.
#   3.500%, 11/15/21                                       5,000    5,061,603
Amgen, Inc.
    2.200%, 05/22/19                                         575      573,435
Apache Corp.
    6.900%, 09/15/18                                       4,890    5,028,401
Apple, Inc.
    2.250%, 02/23/21                                      12,050   11,931,543
#   2.850%, 05/06/21                                      11,176   11,257,710
Assurant, Inc.
    2.500%, 03/15/18                                       5,000    5,003,900
Bank of America Corp.
    2.600%, 01/15/19                                       1,670    1,677,165
    2.650%, 04/01/19                                       1,000    1,003,190
Biogen, Inc.
    2.900%, 09/15/20                                       5,000    5,025,396
Boston Scientific Corp.
    6.000%, 01/15/20                                       1,433    1,522,144
Bristol-Myers Squibb Co.
    1.750%, 03/01/19                                       1,200    1,194,309
Capital One NA/Mclean
    2.950%, 07/23/21                                       4,495    4,481,167
CBS Corp.
    2.300%, 08/15/19                                       1,417    1,412,311

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Celgene Corp.
#   2.250%, 05/15/19                                       1,300  $ 1,296,157
Chevron Corp.
    2.419%, 11/17/20                                      10,000    9,994,480
    2.100%, 05/16/21                                       2,200    2,165,014
#   2.498%, 03/03/22                                       3,000    2,969,950
Cigna Corp.
    4.500%, 03/15/21                                       1,000    1,043,788
Cisco Systems, Inc.
    2.200%, 02/28/21                                       5,000    4,938,200
Citizens Bank NA
    2.550%, 05/13/21                                       2,836    2,806,915
Comerica, Inc.
    2.125%, 05/23/19                                         700      697,054
CVS Health Corp.
    2.250%, 08/12/19                                         600      597,462
    2.800%, 07/20/20                                       2,665    2,660,251
Dollar General Corp.
    1.875%, 04/15/18                                       2,000    1,998,591
Dominion Energy, Inc.
    2.500%, 12/01/19                                       4,667    4,650,132
DTE Energy Co.
    2.400%, 12/01/19                                       2,210    2,200,048
E*TRADE Financial Corp.
#   2.950%, 08/24/22                                       4,000    3,930,564
eBay, Inc.
#   2.200%, 08/01/19                                       5,500    5,477,077
Exelon Generation Co. LLC
    4.250%, 06/15/22                                       1,000    1,039,569
Express Scripts Holding Co.
    2.250%, 06/15/19                                       2,865    2,853,615
Exxon Mobil Corp.
    1.305%, 03/06/18                                       8,181    8,179,037
    1.912%, 03/06/20                                       5,009    4,960,059
#   2.222%, 03/01/21                                       2,800    2,772,393
Fifth Third Bancorp
#   2.300%, 03/01/19                                       2,270    2,264,624
Fifth Third Bank
    2.375%, 04/25/19                                       1,615    1,612,838
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                       1,387    1,398,351
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20                                       3,000    3,018,266
GATX Corp.
    2.500%, 03/15/19                                       3,000    2,995,266
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                      23,715   23,385,909
General Electric Co.
    2.200%, 01/09/20                                       1,684    1,669,060

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
    0.375%, 05/17/22                                   EUR  4,523  $5,567,202
General Motors Financial Co., Inc.
    3.450%, 01/14/22                                        5,000   5,018,622
Gilead Sciences, Inc.
#   2.550%, 09/01/20                                        2,118   2,120,880
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21                                          500     495,439
#   5.250%, 07/27/21                                        5,000   5,371,224
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                        5,000   4,937,205
Hershey Co. (The)
    4.125%, 12/01/20                                          300     313,336
Humana, Inc.
    2.625%, 10/01/19                                        1,455   1,457,630
Huntington Bancshares, Inc.
    2.600%, 08/02/18                                        4,400   4,409,497
International Business Machines Corp.
#   2.500%, 01/27/22                                        5,000   4,954,390
Jefferies Group LLC
    5.125%, 04/13/18                                        1,875   1,885,537
Johnson & Johnson
    1.650%, 03/01/21                                        4,452   4,348,527
    0.250%, 01/20/22                                   EUR  4,200   5,223,592
KeyBank NA
    1.650%, 02/01/18                                          820     820,000
KeyCorp
    2.900%, 09/15/20                                        2,142   2,149,046
Kroger Co. (The)
    2.300%, 01/15/19                                        1,700   1,700,838
L3 Technologies, Inc.
    4.750%, 07/15/20                                        1,553   1,621,902
Legg Mason, Inc.
    2.700%, 07/15/19                                        5,425   5,434,575
Lockheed Martin Corp.
    2.500%, 11/23/20                                        3,500   3,495,126
Marathon Petroleum Corp.
    3.400%, 12/15/20                                        3,500   3,556,045
Marriott International, Inc.
    6.750%, 05/15/18                                        1,000   1,013,381
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19                                        2,200   2,198,023
Mattel, Inc.
    2.350%, 05/06/19                                        2,228   2,194,580
McKesson Corp.
    1.400%, 03/15/18                                        2,907   2,905,479
    4.750%, 03/01/21                                        1,769   1,855,533
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                        2,800   2,821,795

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
Merck & Co., Inc.
#   3.875%, 01/15/21                                        7,155  $ 7,410,507
MetLife, Inc.
    4.750%, 02/08/21                                        2,300    2,437,482
Microsoft Corp.
    1.850%, 02/12/20                                        2,000    1,984,169
    1.550%, 08/08/21                                        1,178    1,137,629
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                        6,000    5,795,339
Monsanto Co.
    2.125%, 07/15/19                                        2,500    2,489,008
Morgan Stanley
    7.300%, 05/13/19                                        1,800    1,907,413
#   2.375%, 07/23/19                                        1,365    1,362,561
Mosaic Co. (The)
    3.750%, 11/15/21                                        6,000    6,100,505
National Oilwell Varco, Inc.
    2.600%, 12/01/22                                        4,000    3,862,529
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                        3,850    3,842,263
Nordstrom, Inc.
#   4.750%, 05/01/20                                        5,225    5,423,896
Nuveen Finance LLC
##  2.950%, 11/01/19                                        3,474    3,495,375
NVIDIA Corp.
    2.200%, 09/16/21                                          575      564,173
Omnicom Group, Inc.
    4.450%, 08/15/20                                        1,000    1,042,044
Oracle Corp.
    1.900%, 09/15/21                                       20,000   19,471,334
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                          100      101,804
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22                                          361      363,520
PepsiCo, Inc.
    4.500%, 01/15/20                                          451      470,259
Pfizer, Inc.
    0.250%, 03/06/22                                   EUR 13,680   16,975,908
PG&E Corp.
#   2.400%, 03/01/19                                        1,210    1,207,268
Procter & Gamble Co. (The)
    2.150%, 08/11/22                                        7,369    7,182,306
    2.000%, 08/16/22                                   EUR    400      533,078
Progress Energy, Inc.
    4.400%, 01/15/21                                        1,500    1,557,980
Republic Services, Inc.
    3.800%, 05/15/18                                          233      234,204

                                                        FACE
                                                       AMOUNT^
                                                        (000)      VALUE+
                                                       ------- --------------
UNITED STATES -- (Continued)
Roper Technologies, Inc.
    2.800%, 12/15/21                                    1,000  $      992,125
SCANA Corp.
#   4.750%, 05/15/21                                    1,620       1,689,322
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                    6,000       5,978,849
Southern Co. (The)
    2.750%, 06/15/20                                    5,000       5,006,083
Southwest Airlines Co.
    2.750%, 11/06/19                                    5,000       5,016,874
State Street Corp.
    2.550%, 08/18/20                                    2,000       2,001,229
Stryker Corp.
    2.625%, 03/15/21                                    2,400       2,388,663
SunTrust Banks, Inc.
    2.900%, 03/03/21                                    1,070       1,071,560
Time Warner, Inc.
#   4.875%, 03/15/20                                    2,635       2,754,024
#   4.000%, 01/15/22                                    3,470       3,588,335
Union Pacific Corp.
    1.800%, 02/01/20                                      844         833,632
    4.000%, 02/01/21                                    1,470       1,530,188
UnitedHealth Group, Inc.
    2.300%, 12/15/19                                      710         707,901
Verizon Communications, Inc.
    4.600%, 04/01/21                                    1,197       1,265,631
#   3.125%, 03/16/22                                    3,650       3,659,466
Viacom, Inc.
    4.500%, 03/01/21                                    6,000       6,260,998
Walgreens Boots Alliance, Inc.
#   2.700%, 11/18/19                                    1,590       1,592,751
Wells Fargo & Co.
#   2.150%, 01/30/20                                    1,750       1,736,602
Wisconsin Electric Power Co.
    1.700%, 06/15/18                                      535         534,536
Wyndham Worldwide Corp.
    2.500%, 03/01/18                                    5,405       5,403,922
Xerox Corp.
#   4.070%, 03/17/22                                    2,900       2,949,309
Zimmer Biomet Holdings, Inc.
#   2.700%, 04/01/20                                    2,210       2,202,796
                                                               --------------
TOTAL UNITED STATES                                               415,743,342
                                                               --------------
TOTAL BONDS                                                     1,096,832,412
                                                               --------------
U.S. TREASURY OBLIGATIONS -- (6.6%)
U.S. Treasury Notes
    0.750%, 02/15/19                                   80,000      78,996,875
                                                               --------------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


         TOTAL INVESTMENT SECURITIES                      1,175,829,287
                                                         --------------

                                                SHARES       VALUE+
                                               --------- --------------
         SECURITIES LENDING COLLATERAL -- (1.2%)
         (S)@  DFA Short Term Investment Fund  1,182,271 $   13,680,058
                                                         --------------
         TOTAL INVESTMENTS -- (100.0%)
         (Cost $1,182,714,193)^^                         $1,189,509,345
                                                         ==============

At January 31, 2018, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                               FOREIGN
                                                                                               EXCHANGE
                                                                              SETTLEMENT     APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD              COUNTERPARTY                    DATE       (DEPRECIATION)
------------------   --------------- ------------------------------------- ---------------- --------------
AUD       221,813    USD     177,324 Citibank, N.A.                            02/27/18      $      1,393
CAD       378,110    USD     307,516 Citibank, N.A.                            03/15/18                41
NZD    43,595,923    USD  31,281,657 State Street Bank and Trust               02/08/18           843,746
NZD    68,063,633    USD  49,237,845 Royal Bank of Scotland                    02/12/18           915,043
                                                                                             ------------
                                                                                TOTAL
                                                                             APPRECIATION    $  1,760,223

USD  $ 66,731,260    SEK 539,742,137 JP Morgan                                 02/12/18      $ (1,809,898)
USD     4,793,073    AUD   6,300,000 JP Morgan                                 02/27/18          (282,890)
USD     4,813,429    AUD   6,315,253 Citibank, N.A.                            02/27/18          (274,823)
USD     4,868,850    AUD   6,400,000 JP Morgan                                 02/27/18          (287,684)
USD    28,402,937    CAD  36,498,532 Barclays Capital                          03/15/18        (1,285,179)
USD    38,952,125    GBP  28,999,115 National Australia Bank Ltd.              03/21/18        (2,297,634)
USD   133,991,740    EUR 112,338,815 Morgan Stanley and Co. International      03/21/18        (5,916,429)
USD     5,517,829    EUR   4,507,109 State Street Bank and Trust               04/04/18          (100,926)
USD     8,356,145    EUR   6,786,342 Bank of America Corp.                     04/04/18          (104,001)
USD    12,034,043    EUR  10,012,473 State Street Bank and Trust               04/04/18          (447,936)
USD    32,064,629    EUR  26,437,870 State Street Bank and Trust               04/04/18          (893,956)
                                                                                             ------------
                                                                                TOTAL
                                                                            (DEPRECIATION)   $(13,701,356)
                                                                                             ------------
                                                                                TOTAL
                                                                              APPRECIATION
                                                                             (DEPRECIATION)  $(11,941,133)
                                                                                             ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ----------------------------------------------
                                            LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                            ------- --------------  ------- --------------
Bonds
   Australia                                  --    $   81,669,084    --    $   81,669,084
   Austria                                    --         7,547,825    --         7,547,825
   Belgium                                    --         8,599,229    --         8,599,229
   Canada                                     --        71,904,190    --        71,904,190
   Denmark                                    --         4,999,188    --         4,999,188
   Finland                                    --        17,490,085    --        17,490,085
   France                                     --        62,944,274    --        62,944,274
   Germany                                    --        67,763,464    --        67,763,464
   Ireland                                    --         8,036,199    --         8,036,199
   Italy                                      --         7,212,525    --         7,212,525
   Japan                                      --        53,634,543    --        53,634,543
   Netherlands                                --        64,019,417    --        64,019,417
   Norway                                     --        13,033,376    --        13,033,376
   Spain                                      --         6,478,032    --         6,478,032
   Supranational Organization Obligations     --        86,410,056    --        86,410,056
   Sweden                                     --        98,736,404    --        98,736,404
   Switzerland                                --           665,523    --           665,523
   United Kingdom                             --        19,945,656    --        19,945,656
   United States                              --       415,743,342    --       415,743,342
U.S. Treasury Obligations                     --        78,996,875    --        78,996,875
Securities Lending Collateral                 --        13,680,058    --        13,680,058
Forward Currency Contracts**                  --       (11,941,133)   --       (11,941,133)
                                              --    --------------    --    --------------
TOTAL                                         --    $1,177,568,212    --    $1,177,568,212
                                              ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT
                                                       (000)       VALUE+
                                                      -------- --------------
U.S. TREASURY OBLIGATIONS -- (76.2%)
U.S. Treasury Notes 3.125%, 05/15/19                  $106,388 $  107,846,375
   1.750%, 09/30/19                                    242,690    241,305,910
   3.625%, 02/15/20                                    134,000    137,883,907
   1.875%, 06/30/20                                    102,000    101,151,328
   2.000%, 09/30/20                                    127,000    126,126,875
   1.750%, 10/31/20                                     60,000     59,156,250
   1.625%, 11/30/20                                    181,000    177,705,235
   3.625%, 02/15/21                                    112,000    116,270,000
   1.250%, 03/31/21                                    141,000    136,323,868
   1.375%, 04/30/21                                     77,500     75,144,727
   3.125%, 05/15/21                                     20,000     20,482,031
   1.125%, 06/30/21                                     94,000     90,173,907
   1.125%, 07/31/21                                     90,000     86,210,156
   1.125%, 08/31/21                                     41,000     39,211,055
   1.250%, 10/31/21                                     39,000     37,382,109
   1.875%, 02/28/22                                     28,000     27,371,094
   1.875%, 03/31/22                                     27,000     26,374,570
   1.750%, 05/31/22                                     45,000     43,658,789
   1.750%, 06/30/22                                     62,000     60,101,250
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS                                 1,709,879,436
                                                               --------------
AGENCY OBLIGATIONS -- (23.4%)
Federal Home Loan Bank
   5.375%, 05/15/19                                     27,860     29,012,930
   2.000%, 09/13/19                                     54,640     54,395,431
   2.375%, 12/13/19                                     25,000     25,094,150
   4.125%, 03/13/20                                     22,950     23,843,949
   1.375%, 02/18/21                                     20,000     19,434,560
   1.750%, 03/12/21                                     10,000      9,818,970
   2.375%, 03/12/21                                     16,000     16,004,224
   1.875%, 06/11/21                                     20,000     19,666,900
   1.125%, 07/14/21                                     20,000     19,157,080
   2.375%, 09/10/21                                     33,000     32,929,413
   1.875%, 11/29/21                                     54,000     52,867,188
   2.625%, 12/10/21                                     10,000     10,067,220
   2.250%, 03/11/22                                     56,725     56,165,181
   2.125%, 06/10/22                                     51,150     50,330,986
   2.000%, 09/09/22                                     40,315     39,394,326
   2.500%, 12/09/22                                     43,000     42,907,292

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


                                                                             FACE
                                                                            AMOUNT
                                                                            (000)        VALUE+
                                                                          ---------- --------------
Tennessee Valley Authority
   3.875%, 02/15/21                                                       $   22,000 $   22,955,746
                                                                                     --------------
TOTAL AGENCY OBLIGATIONS                                                                524,045,546
                                                                                     --------------
TOTAL INVESTMENT SECURITIES                                                           2,233,924,982
                                                                                     --------------
                                                                            SHARES
                                                                          ----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional U.S. Government Money Market Fund, 1.250%    9,803,437      9,803,437
                                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,288,610,391)^^                                $2,243,728,419
                                                                                     ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ------------------------------------------------
                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                            ---------- -------------- ------- --------------
U.S. Treasury Obligations           -- $1,709,879,436   --    $1,709,879,436
Agency Obligations                  --    524,045,546   --       524,045,546
Temporary Cash Investments  $9,803,437             --   --         9,803,437
                            ---------- --------------   --    --------------
TOTAL                       $9,803,437 $2,233,924,982   --    $2,243,728,419
                            ========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
BONDS -- (99.5%)
AUSTRALIA -- (10.0%)
ANZ New Zealand International, Ltd.
    0.625%, 06/01/21                                 EUR   1,000 $    1,258,450
    0.400%, 03/01/22                                 EUR  34,282     42,531,566
ASB Finance, Ltd.
    0.500%, 06/10/22                                 EUR  41,239     51,248,806
Australia & New Zealand Banking Group, Ltd.
    2.300%, 06/01/21                                      17,866     17,534,770
    2.550%, 11/23/21                                      61,184     60,328,696
    2.625%, 05/19/22                                       5,000      4,917,099
    2.625%, 11/09/22                                      98,167     96,192,192
Commonwealth Bank of Australia
    2.550%, 03/15/21                                      35,750     35,461,732
    2.900%, 07/12/21                                 AUD  15,000     12,088,569
##  2.000%, 09/06/21                                      45,774     44,391,983
    3.250%, 01/17/22                                 AUD  43,460     35,334,996
##  2.750%, 03/10/22                                     102,078    101,073,271
    3.250%, 03/31/22                                 AUD  21,000     17,039,318
    0.500%, 07/11/22                                 EUR  16,950     21,091,996
National Australia Bank, Ltd.
    2.625%, 01/14/21                                       8,550      8,519,988
    3.000%, 05/12/21                                 AUD  14,343     11,606,394
    1.875%, 07/12/21                                      31,520     30,508,734
    2.800%, 01/10/22                                     180,432    179,425,451
    0.875%, 01/20/22                                 EUR   9,168     11,606,206
    3.250%, 03/24/22                                 AUD  17,600     14,284,344
    2.500%, 05/22/22                                     115,430    112,979,421
    0.350%, 09/07/22                                 EUR  27,190     33,540,336
South Australian Government Financing Authority
    1.500%, 09/22/22                                 AUD  20,000     15,341,204
Western Australian Treasury Corp.
    2.750%, 10/20/22                                 AUD 199,000    160,894,719
Westpac Banking Corp.
    2.100%, 05/13/21                                       6,633      6,487,296
    2.000%, 08/19/21                                      45,570     44,338,351
    2.800%, 01/11/22                                     206,009    205,121,799
    0.250%, 01/17/22                                 EUR  11,762     14,533,013
    2.500%, 06/28/22                                      35,211     34,534,840
    2.625%, 12/14/22                                 GBP   5,416      8,045,855
                                                                 --------------
TOTAL AUSTRALIA                                                   1,432,261,395
                                                                 --------------
AUSTRIA -- (3.1%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22                                 GBP   8,000     11,119,864
Republic of Austria Government Bond
##  0.0%, 09/20/22                                   EUR 357,100    441,857,077
                                                                 --------------
TOTAL AUSTRIA                                                       452,976,941
                                                                 --------------

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
BELGIUM -- (1.2%)
Dexia Credit Local SA
    0.875%, 09/07/21                                   GBP   4,600 $  6,416,069
    1.875%, 09/15/21                                        35,742   34,629,673
    0.625%, 01/21/22                                   EUR  28,750   36,318,031
    0.250%, 06/02/22                                   EUR  29,400   36,481,559
    1.125%, 06/15/22                                   GBP  12,100   16,959,482
##  2.375%, 09/20/22                                         2,700    2,636,818
Kingdom of Belgium Government Bond
    4.250%, 09/28/22                                   EUR  23,909   35,469,665
                                                                   ------------
TOTAL BELGIUM                                                       168,911,297
                                                                   ------------
CANADA -- (17.2%)
Alberta, Province of Canada
    1.350%, 09/01/21                                   CAD 226,500  178,172,634
Bank of Montreal
#   1.900%, 08/27/21                                       130,774  126,754,597
Bank of Nova Scotia (The)
    2.450%, 03/22/21                                        84,422   83,634,699
#   2.700%, 03/07/22                                       188,023  185,737,210
British Columbia, Province of Canada
    2.000%, 10/23/22                                         6,000    5,794,928
Canada Housing Trust No. 1
##  1.750%, 06/15/22                                   CAD  97,000   77,062,163
CPPIB Capital, Inc.
    2.250%, 01/25/22                                        58,150   57,193,136
##  2.250%, 01/25/22                                       118,442  116,493,025
Export Development Canada
    2.700%, 10/24/22                                   AUD  65,725   52,832,074
Province of British Columbia Canada
    2.650%, 09/22/21                                         4,292    4,292,604
    3.250%, 12/18/21                                   CAD  63,000   53,000,415
Province of Manitoba Canada
    1.550%, 09/05/21                                   CAD  29,600   23,445,366
#   2.125%, 05/04/22                                        61,500   59,798,880
Province of Ontario Canada
    2.500%, 09/10/21                                         7,798    7,729,383
#   2.400%, 02/08/22                                       187,269  184,631,275
    1.350%, 03/08/22                                   CAD  55,000   42,929,065
    3.150%, 06/02/22                                   CAD 208,450  174,596,364
Province of Quebec Canada
    4.250%, 12/01/21                                   CAD  58,000   50,441,138
    2.375%, 01/31/22                                       202,636  199,690,305
    0.875%, 05/24/22                                   GBP  11,551   16,043,229
    3.500%, 12/01/22                                   CAD  80,700   68,694,071
Royal Bank of Canada
#   2.500%, 01/19/21                                        68,714   68,329,340
    2.030%, 03/15/21                                   CAD  60,000   48,044,390
#   2.750%, 02/01/22                                        99,944   99,596,875

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
CANADA -- (Continued)
    1.968%, 03/02/22                                 CAD 250,434 $  198,311,151
    2.000%, 03/21/22                                 CAD  10,000      7,926,179
Toronto-Dominion Bank (The)
#   2.125%, 04/07/21                                     124,746    122,407,520
#   1.800%, 07/13/21                                      41,938     40,628,581
    2.621%, 12/22/21                                 CAD  57,179     46,556,722
    1.994%, 03/23/22                                 CAD  97,767     77,592,819
                                                                 --------------
TOTAL CANADA                                                      2,478,360,138
                                                                 --------------
DENMARK -- (0.2%)
Kommunekredit
    0.0%, 09/08/22                                   EUR  17,805     21,865,458
                                                                 --------------
FINLAND -- (3.3%)
Finland Government Bond
##  --%, 04/15/22                                    EUR  20,000     24,810,384
##  1.625%, 09/15/22                                 EUR 310,500    412,898,752
OP Corporate Bank P.L.C.
    0.750%, 03/03/22                                 EUR  19,051     24,030,829
    2.500%, 05/20/22                                 GBP   2,550      3,760,506
    0.375%, 10/11/22                                 EUR   8,900     11,002,786
                                                                 --------------
TOTAL FINLAND                                                       476,503,257
                                                                 --------------
FRANCE -- (8.2%)
Agence Francaise de Developpement
    0.125%, 04/30/22                                 EUR  48,200     59,478,912
    0.500%, 10/25/22                                 EUR  13,600     16,992,803
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22                                      78,500     76,000,246
    0.125%, 11/25/22                                 EUR 287,000    354,779,028
French Republic Government Bond OAT
    3.000%, 04/25/22                                 EUR  35,500     49,658,613
    --%, 05/25/22                                    EUR 312,500    387,103,945
Sanofi
    1.125%, 03/10/22                                 EUR     200        255,789
Total Capital Canada, Ltd.
    1.125%, 03/18/22                                 EUR  14,100     18,063,885
Total Capital International SA
#   2.750%, 06/19/21                                      12,984     13,017,629
    2.125%, 11/19/21                                 EUR   4,000      5,317,657
#   2.875%, 02/17/22                                      33,380     33,483,577
Unedic Asseo
    0.875%, 10/25/22                                 EUR 127,900    163,615,834
                                                                 --------------
TOTAL FRANCE                                                      1,177,767,918
                                                                 --------------
GERMANY -- (5.1%)
Bundesobligation
    0.0%, 10/07/22                                   EUR  44,000     54,632,120

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    0.875%, 02/14/22                                 GBP  34,700 $ 48,664,742
Kreditanstalt fuer Wiederaufbau
#   2.625%, 01/25/22                                     120,800  120,928,825
    5.500%, 02/09/22                                 AUD   2,300    2,052,670
    2.125%, 03/07/22                                     174,500  171,214,165
    0.875%, 03/15/22                                 GBP  39,750   55,724,104
    --%, 04/28/22                                    EUR  32,000   39,658,594
    2.900%, 06/06/22                                 AUD  18,000   14,602,069
    0.625%, 07/04/22                                 EUR  15,500   19,703,722
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                      38,231   36,673,240
    0.875%, 03/07/22                                 GBP   5,485    7,666,477
Landwirtschaftliche Rentenbank
    5.500%, 03/29/22                                 AUD  32,000   28,617,085
    2.700%, 09/05/22                                 AUD  75,620   60,784,318
NRW Bank
    --%, 08/10/22                                    EUR  10,000   12,319,376
    --%, 11/11/22                                    EUR  30,000   36,872,164
State of North Rhine-Westphalia Germany
    0.0%, 12/05/22                                   EUR  23,100   28,408,717
                                                                 ------------
TOTAL GERMANY                                                     738,522,388
                                                                 ------------
JAPAN -- (2.5%)
Toyota Credit Canada, Inc.
    2.020%, 02/28/22                                 CAD  42,366   33,605,538
    2.350%, 07/18/22                                 CAD  24,200   19,379,281
Toyota Motor Credit Corp.
    1.900%, 04/08/21                                     141,976  139,106,076
    2.750%, 05/17/21                                      38,695   38,789,104
    2.600%, 01/11/22                                      88,874   88,224,240
    3.300%, 01/12/22                                      11,825   12,061,775
    2.800%, 07/13/22                                      26,645   26,582,322
    0.750%, 07/21/22                                 EUR   5,550    7,011,917
                                                                 ------------
TOTAL JAPAN                                                       364,760,253
                                                                 ------------
NETHERLANDS -- (8.9%)
Bank Nederlandse Gemeenten NV
    1.625%, 04/19/21                                     123,106  119,445,813
##  2.375%, 02/01/22                                      94,000   92,909,130
    2.375%, 02/01/22                                      25,000   24,709,875
    1.000%, 03/15/22                                 GBP  19,030   26,703,308
    0.500%, 08/26/22                                 EUR   9,164   11,553,083
    2.250%, 08/30/22                                 EUR   4,268    5,804,580
Cooperatieve Rabobank UA
    4.500%, 01/11/21                                      20,691   21,718,929
    2.500%, 01/19/21                                      74,391   74,001,862
    0.125%, 10/11/21                                 EUR  18,733   23,205,876

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
NETHERLANDS -- (Continued)
#   2.750%, 01/10/22                                     164,370 $  163,695,495
    4.000%, 01/11/22                                 EUR  25,728     36,642,176
#   3.875%, 02/08/22                                      47,153     48,782,453
    4.750%, 06/06/22                                 EUR  26,352     38,965,082
    0.500%, 12/06/22                                 EUR   6,263      7,795,265
Nederlandse Waterschapsbank NV
    0.875%, 12/20/21                                 GBP     510        713,408
    3.000%, 03/28/22                                 EUR  29,000     40,303,679
    1.875%, 04/14/22                                      81,795     79,143,533
    0.500%, 10/27/22                                 EUR  19,920     25,058,845
Netherlands Government Bond
    3.750%, 01/15/23                                 EUR  53,000     77,743,642
Shell International Finance BV
#   2.125%, 05/11/20                                      69,465     68,925,422
    2.250%, 11/10/20                                      94,390     93,624,253
    1.875%, 05/10/21                                      75,440     73,679,985
    1.750%, 09/12/21                                      58,805     56,883,049
    1.250%, 03/15/22                                 EUR  27,881     36,020,350
    1.000%, 04/06/22                                 EUR  19,580     25,047,338
#   2.375%, 08/21/22                                       1,628      1,595,552
                                                                 --------------
TOTAL NETHERLANDS                                                 1,274,671,983
                                                                 --------------
NORWAY -- (1.0%)
Kommunalbanken A.S.
##  2.250%, 01/25/22                                      39,250     38,609,537
    2.250%, 01/25/22                                      90,000     88,528,590
Statoil ASA
    3.150%, 01/23/22                                      15,600     15,814,846
                                                                 --------------
TOTAL NORWAY                                                        142,952,973
                                                                 --------------
SINGAPORE -- (0.2%)
Singapore Government Bond
    1.250%, 10/01/21                                 SGD  23,000     17,217,564
    1.750%, 04/01/22                                 SGD   7,000      5,329,722
Temasek Financial I, Ltd.
    0.500%, 03/01/22                                 EUR     500        627,143
    4.625%, 07/26/22                                 GBP   3,000      4,842,186
                                                                 --------------
TOTAL SINGAPORE                                                      28,016,615
                                                                 --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.8%)
African Development Bank
    5.250%, 03/23/22                                 AUD   2,000      1,769,725
Asian Development Bank
    2.750%, 01/19/22                                 AUD  11,000      8,901,948
    5.000%, 03/09/22                                 AUD  11,600     10,190,505
European Financial Stability Facility
    2.250%, 09/05/22                                 EUR  15,600     21,262,577
    --%, 11/17/22                                    EUR 281,238    346,274,931
European Investment Bank
    1.125%, 09/07/21                                 GBP   4,500      6,387,930

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
#   1.375%, 09/15/21                                     106,000 $  101,685,510
    5.000%, 08/22/22                               AUD    29,319     25,940,661
European Stability Mechanism
    0.0%, 10/18/22                                 EUR   358,538    441,836,672
Inter-American Development Bank
    3.750%, 07/25/22                               AUD    28,176     23,695,073
International Bank for Reconstruction & Development
    0.750%, 12/07/21                               GBP     5,500      7,693,667
    2.000%, 01/26/22                                      87,875     86,018,904
    2.600%, 09/20/22                               AUD    53,347     42,723,622
International Finance Corp.
    2.800%, 08/15/22                               AUD   102,500     82,913,379
Nordic Investment Bank
    2.125%, 02/01/22                                      64,000     62,878,334
                                                                 --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                      1,270,173,438
                                                                 --------------
SWEDEN -- (8.6%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21                               SEK   270,000     35,154,926
    0.250%, 06/01/22                               SEK 2,880,000    361,111,628
Nordea Bank AB
##  4.875%, 01/14/21                                         600        634,309
    2.000%, 02/17/21                               EUR     5,333      6,997,321
##  2.250%, 05/27/21                                      71,041     69,971,368
    2.375%, 06/02/22                               GBP     9,480     13,974,096
    0.300%, 06/30/22                               EUR     6,300      7,792,651
    3.250%, 07/05/22                               EUR    13,403     18,727,142
Skandinaviska Enskilda Banken AB
    0.750%, 08/24/21                               EUR     7,400      9,367,175
    0.300%, 02/17/22                               EUR    31,728     39,351,315
    1.250%, 08/05/22                               GBP     5,351      7,495,548
Svensk Exportkredit AB
    2.375%, 03/09/22                                      83,582     82,592,302
Svenska Handelsbanken AB
#   2.450%, 03/30/21                                      13,524     13,413,454
    1.875%, 09/07/21                                      54,502     52,717,287
    2.375%, 01/18/22                               GBP     1,000      1,469,628
    0.250%, 02/28/22                               EUR    57,382     70,978,224
    2.625%, 08/23/22                               EUR     8,249     11,253,213
    1.125%, 12/14/22                               EUR    13,239     16,946,962
Sweden Government Bond
    3.500%, 06/01/22                               SEK 2,833,000    413,379,493
                                                                 --------------
TOTAL SWEDEN                                                      1,233,328,042
                                                                 --------------
SWITZERLAND -- (0.7%)
Nestle Finance International, Ltd.
    2.125%, 09/10/21                               EUR     8,723     11,594,866
    0.750%, 11/08/21                               EUR     5,762      7,307,380

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
SWITZERLAND -- (Continued)
    1.750%, 09/12/22                                 EUR  12,086 $ 15,996,925
Nestle Holdings, Inc.
    1.375%, 07/13/21                                      19,430   18,616,330
    2.375%, 01/18/22                                      23,872   23,551,924
Novartis Capital Corp.
    2.400%, 05/17/22                                      24,915   24,601,889
                                                                 ------------
TOTAL SWITZERLAND                                                 101,669,314
                                                                 ------------
UNITED KINGDOM -- (0.0%)
Transport for London
    2.250%, 08/09/22                                 GBP   1,729    2,548,433
                                                                 ------------
UNITED STATES -- (20.5%) 3M Co.
    0.375%, 02/15/22                                 EUR  13,632   17,006,045
Apple, Inc.
    2.250%, 02/23/21                                     115,671  114,533,897
    2.850%, 05/06/21                                      22,915   23,082,537
    1.550%, 08/04/21                                       1,125    1,083,467
    2.500%, 02/09/22                                      98,478   97,535,523
#   2.300%, 05/11/22                                      41,500   40,672,846
    3.700%, 08/28/22                                 AUD   6,700    5,580,390
    2.100%, 09/12/22                                       6,415    6,213,843
Berkshire Hathaway, Inc.
    2.200%, 03/15/21                                     107,068  105,846,922
#   3.400%, 01/31/22                                      39,959   41,176,482
Chevron Corp.
    2.419%, 11/17/20                                      31,713   31,695,494
    2.100%, 05/16/21                                      84,825   83,476,036
    2.411%, 03/03/22                                      12,500   12,334,195
#   2.498%, 03/03/22                                      78,872   78,081,963
Cisco Systems, Inc.
    2.200%, 02/28/21                                      67,558   66,722,983
    1.850%, 09/20/21                                      98,393   95,528,137
Coca-Cola Co. (The)
    1.875%, 10/27/20                                      71,137   70,064,455
    1.550%, 09/01/21                                      46,814   45,311,315
    3.300%, 09/01/21                                      42,724   43,676,623
    2.200%, 05/25/22                                      30,592   29,975,764
    1.125%, 09/22/22                                 EUR   1,900    2,440,786
Colgate-Palmolive Co.
    2.300%, 05/03/22                                      30,897   30,372,076
Exxon Mobil Corp.
    2.222%, 03/01/21                                     112,386  111,277,927
    2.397%, 03/06/22                                       8,717    8,606,541
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21                                 EUR   2,462    3,508,851
    0.800%, 01/21/22                                 EUR   7,300    9,173,178

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
UNITED STATES -- (Continued)
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20                                     152,378 $150,263,464
General Electric Co.
    0.375%, 05/17/22                                 EUR  31,000   38,156,813
    0.375%, 05/17/22                                 EUR  27,162   33,432,753
#   2.700%, 10/09/22                                       9,197    9,034,636
International Business Machines Corp.
    2.250%, 02/19/21                                      93,597   92,691,482
#   2.500%, 01/27/22                                     176,310  174,701,709
Johnson & Johnson
    0.250%, 01/20/22                                 EUR  30,902   38,433,203
    2.250%, 03/03/22                                      60,800   60,084,592
Merck & Co., Inc.
    1.125%, 10/15/21                                 EUR  20,598   26,358,648
    2.350%, 02/10/22                                      87,933   86,962,368
Microsoft Corp.
#   2.000%, 11/03/20                                      67,017   66,269,925
    1.550%, 08/08/21                                      48,287   46,632,179
    2.125%, 12/06/21                                 EUR   9,419   12,499,100
#   2.400%, 02/06/22                                       8,922    8,831,963
#   2.375%, 02/12/22                                      63,194   62,409,524
Oracle Corp.
    2.800%, 07/08/21                                     113,607  114,133,836
    1.900%, 09/15/21                                     226,040  220,065,012
#   2.500%, 05/15/22                                      61,818   61,149,683
Pfizer, Inc.
#   1.950%, 06/03/21                                     123,677  121,531,642
    2.200%, 12/15/21                                      61,477   60,608,934
    0.250%, 03/06/22                                 EUR  76,108   94,444,619
Procter & Gamble Co. (The)
    1.700%, 11/03/21                                      58,050   56,160,209
    2.000%, 11/05/21                                 EUR   2,100    2,781,685
    2.300%, 02/06/22                                      13,000   12,777,476
#   2.150%, 08/11/22                                     114,947  112,034,812
    2.000%, 08/16/22                                 EUR   3,900    5,197,508
USAA Capital Corp.
##  2.000%, 06/01/21                                       7,000    6,805,569

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- ---------------
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
      1.900%, 04/08/22                          EUR       5,000 $     6,610,544
                                                                ---------------
TOTAL UNITED STATES                                               2,956,042,164
                                                                ---------------
TOTAL BONDS                                                      14,321,332,007
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      14,321,332,007
                                                                ---------------

                                                      SHARES        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund                  6,740,611 $    77,995,612
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $14,267,039,726)^^                                        $14,399,327,619
                                                                ===============

At January 31, 2018, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                            SETTLEMENT   APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD              COUNTERPARTY                  DATE     (DEPRECIATION)
------------------   --------------- ------------------------------------- ------------ --------------
SGD     5,134,584    USD   3,815,166 State Street Bank and Trust             02/05/18    $    99,216
SGD    14,623,291    USD  10,784,322 JP Morgan                               02/07/18        364,271
SGD     4,493,313    USD   3,382,879 Bank of America Corp.                   02/07/18         42,760
USD    14,943,089    AUD  18,460,196 HSBC Bank                               02/07/18         68,394
USD     3,230,261    SGD   4,213,016 State Street Bank and Trust             02/28/18         16,949
USD    95,309,824    EUR  76,374,378 Barclays Capital                        03/20/18        198,949
USD   143,396,292    EUR 115,056,921 State Street Bank and Trust             03/22/18         92,816
USD     2,176,891    SGD   2,844,530 HSBC Bank                               03/28/18          5,986
USD   104,470,875    CAD 128,224,574 State Street Bank and Trust             03/28/18        156,414
USD    15,392,833    AUD  19,068,415 State Street Bank and Trust             04/10/18         30,230
USD    18,456,480    AUD  22,828,950 Barclays Capital                        04/10/18         64,175
USD    77,012,653    AUD  95,284,505 State Street Bank and Trust             04/19/18        245,131
USD     9,354,437    EUR   7,485,232 Bank of America Corp.                   04/20/18         13,038
USD    75,879,526    AUD  94,000,000 Bank of America Corp.                   04/20/18        146,789
USD    75,694,053    AUD  93,742,016 Bank of America Corp.                   04/23/18        168,875
USD    76,740,715    AUD  95,000,000 Barclays Capital                        04/24/18        201,918
USD   131,861,630    EUR 105,041,742 Royal Bank of Scotland                  04/24/18        736,849
USD     8,751,120    EUR   7,000,000 Bank of America Corp.                   04/25/18         12,357
USD    42,799,306    EUR  34,283,097 Citibank, N.A.                          04/25/18            470
USD    95,104,766    EUR  76,000,000 State Street Bank and Trust             04/25/18        226,768
                                                                                         -----------
                                                                              TOTAL
                                                                           APPRECIATION  $ 2,892,355

CAD   129,007,509    USD 105,047,438 State Street Bank and Trust             02/02/18    $  (162,067)
EUR   115,056,921    USD 142,961,676 State Street Bank and Trust             02/01/18       (112,790)
SGD     6,042,392    USD   4,608,129 State Street Bank and Trust             02/05/18         (1,675)
SGD     4,043,169    USD   3,083,611 State Street Bank and Trust             02/06/18         (1,215)
USD   136,542,708    EUR 115,056,921 Citibank, N.A.                          02/01/18     (6,306,178)
USD    51,082,392    CAD  64,007,509 Morgan Stanley and Co. International    02/02/18       (956,838)
USD    51,867,017    CAD  65,000,000 Morgan Stanley and Co. International    02/02/18       (979,125)
USD     8,224,575    SGD  11,176,976 HSBC Bank                               02/05/18       (296,261)
USD     3,590,907    SGD   4,883,206 State Street Bank and Trust             02/06/18       (131,908)
USD    35,469,854    CAD  44,175,869 State Street Bank and Trust             02/06/18       (447,573)
USD    73,296,448    CAD  91,691,657 HSBC Bank                               02/06/18     (1,253,944)
USD   118,926,599    EUR  98,343,094 UBS AG                                  02/06/18     (3,202,142)
USD     2,771,657    SGD   3,665,644 JP Morgan                               02/07/18        (22,978)
USD    11,362,175    SGD  15,450,960 State Street Bank and Trust             02/07/18       (417,422)
USD    15,315,224    AUD  20,094,605 Bank of America Corp.                   02/07/18       (876,431)
USD    15,799,703    AUD  20,069,601 State Street Bank and Trust             02/07/18       (371,804)
USD    16,309,186    AUD  20,847,089 State Street Bank and Trust             02/07/18       (488,799)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

USD  20,285,818 AUD    26,604,366 Citibank, N.A.                        02/07/18 (1,151,215)
USD  47,714,580 EUR    40,000,000 Barclays Capital                      02/07/18 (1,963,120)
USD  48,034,025 EUR    40,270,919 Barclays Capital                      02/07/18 (1,980,142)
USD  81,885,061 EUR    69,016,418 JP Morgan                             02/07/18 (3,829,363)
USD  73,569,121 EUR    61,875,562 Morgan Stanley and Co. International  02/08/18 (3,281,632)
USD  81,869,880 EUR    69,000,000 HSBC Bank                             02/08/18 (3,829,576)
USD 113,260,716 EUR    95,272,377 Barclays Capital                      02/09/18 (5,077,075)
USD   4,116,749 SGD     5,538,740 Bank of America Corp.                 02/22/18   (107,191)
USD   1,270,036 SGD     1,679,246 Citibank, N.A.                        02/27/18    (10,716)
USD   5,039,009 SGD     6,793,788 Barclays Capital                      02/27/18   (142,580)
USD  84,568,708 EUR    70,000,000 Citibank, N.A.                        03/20/18 (2,603,999)
USD  93,404,298 EUR    78,000,000 Bank of America Corp.                 03/20/18 (3,731,004)
USD   2,484,600 EUR     2,000,000 JP Morgan                             03/21/18     (6,225)
USD   3,329,709 EUR     2,680,459 Morgan Stanley and Co. International  03/21/18     (8,568)
USD   3,797,955 EUR     3,169,902 Bank of America Corp.                 03/21/18   (149,881)
USD  14,971,873 EUR    12,471,375 UBS AG                                03/21/18   (560,134)
USD  81,262,960 EUR    67,000,000 UBS AG                                03/21/18 (2,179,680)
USD  13,352,471 CAD    16,751,484 Citibank, N.A.                        03/22/18   (274,398)
USD  85,038,776 CAD   106,415,016 State Street Bank and Trust           03/22/18 (1,526,894)
USD 147,610,213 EUR   122,236,182 Royal Bank of Scotland                03/23/18 (4,645,817)
USD 101,692,752 EUR    84,000,000 Barclays Capital                      03/26/18 (2,958,942)
USD 124,187,866 SEK 1,009,889,018 JP Morgan                             03/26/18 (4,432,153)
USD 102,193,603 EUR    84,424,381 Barclays Capital                      03/27/18 (2,994,257)
USD 110,806,762 SEK   900,000,000 State Street Bank and Trust           03/27/18 (3,826,154)
USD  16,682,338 EUR    13,770,578 HSBC Bank                             03/28/18   (476,215)
USD  37,038,258 EUR    30,105,473 ANZ Securities                        03/28/18   (474,064)
USD  79,722,023 EUR    66,128,492 HSBC Bank                             03/28/18 (2,676,060)
USD  84,557,987 SEK   690,582,143 Morgan Stanley and Co. International  03/28/18 (3,407,860)
USD  64,021,387 EUR    53,002,817 State Street Bank and Trust           03/29/18 (2,026,390)
USD  79,564,874 EUR    66,000,000 National Australia Bank Ltd.          03/29/18 (2,678,929)
USD 111,357,307 SEK   904,517,763 Barclays Capital                      03/29/18 (3,867,969)
USD  53,774,626 EUR    44,419,711 State Street Bank and Trust           04/03/18 (1,597,195)
USD  64,948,989 EUR    53,544,997 State Street Bank and Trust           04/03/18 (1,798,046)
USD  28,125,790 EUR    23,386,029 JP Morgan                             04/04/18 (1,028,239)
USD  80,329,742 EUR    66,197,175 UBS AG                                04/04/18 (2,194,502)
USD 120,804,513 EUR   100,357,279 Citibank, N.A.                        04/05/18 (4,313,546)
USD  48,950,414 EUR    39,805,055 Citibank, N.A.                        04/06/18   (678,912)
USD  94,324,418 EUR    78,679,955 Citibank, N.A.                        04/06/18 (3,774,507)
USD  17,506,108 GBP    12,893,463 State Street Bank and Trust           04/09/18   (848,539)
USD  18,429,617 GBP    13,582,101 State Street Bank and Trust           04/09/18   (905,350)
USD 116,026,941 EUR    96,209,457 State Street Bank and Trust           04/09/18 (3,951,988)
USD 145,541,847 AUD   185,546,983 State Street Bank and Trust           04/09/18 (3,945,199)
USD   1,984,895 EUR     1,640,078 Royal Bank of Scotland                04/10/18    (60,517)
USD   7,818,638 AUD     9,773,614 JP Morgan                             04/10/18    (55,543)
USD  22,446,776 AUD    27,943,622 UBS AG                                04/10/18    (66,200)
USD  26,489,129 AUD    33,571,377 State Street Bank and Trust           04/10/18   (557,888)
USD  83,882,946 EUR    69,303,517 State Street Bank and Trust           04/10/18 (2,548,448)
USD  94,284,243 EUR    77,388,989 Royal Bank of Scotland                04/10/18 (2,230,891)
USD     673,605 EUR       550,000 National Australia Bank Ltd.          04/11/18    (12,370)
USD     673,672 EUR       550,000 UBS AG                                04/11/18    (12,303)
USD     753,285 EUR       615,039 National Australia Bank Ltd.          04/11/18    (13,808)
USD  48,921,019 EUR    39,652,388 ANZ Securities                        04/11/18   (534,484)
USD  92,584,310 EUR    76,000,000 Citibank, N.A.                        04/11/18 (2,204,893)
USD 100,023,349 GBP    72,455,895 State Street Bank and Trust           04/12/18 (3,134,193)
USD 116,728,429 CAD   144,928,383 State Street Bank and Trust           04/12/18 (1,196,523)
USD 117,653,143 EUR    95,632,980 Bank of America Corp.                 04/12/18 (1,630,804)
USD 126,363,479 EUR   102,616,435 Citibank, N.A.                        04/13/18 (1,639,557)
USD  96,251,971 CAD   119,665,167 Royal Bank of Scotland                04/16/18 (1,121,681)
USD 105,481,922 GBP    76,278,136 ANZ Securities                        04/16/18 (3,134,388)
USD 131,155,060 SEK 1,050,938,939 Barclays Capital                      04/16/18 (2,890,049)
USD 148,411,126 EUR   120,848,241 State Street Bank and Trust           04/16/18 (2,364,380)
USD   5,958,268 SGD     7,868,232 HSBC Bank                             04/17/18    (49,484)
USD 102,228,197 CAD   126,933,808 JP Morgan                             04/17/18 (1,061,351)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

USD 129,985,735   EUR   105,764,286 State Street Bank and Trust       04/17/18        (1,979,199)
USD  11,087,300   CAD    13,800,950 UBS AG                            04/18/18          (143,053)
USD  91,289,580   CAD   113,493,944 Bank of America Corp.             04/18/18        (1,064,720)
USD 103,643,152   SEK   826,849,726 Citibank, N.A.                    04/18/18        (1,834,163)
USD 118,119,512   EUR    95,881,091 State Street Bank and Trust       04/18/18        (1,521,897)
USD 106,582,074   CAD   132,767,904 Bank of America Corp.             04/19/18        (1,457,507)
USD 129,417,506   EUR   104,909,350 Citibank, N.A.                    04/19/18        (1,498,212)
USD   3,738,642   EUR     3,000,000 Bank of America Corp.             04/20/18            (5,290)
USD   4,655,991   EUR     3,733,676 Bank of America Corp.             04/20/18            (3,551)
USD  16,685,750   EUR    13,377,545 National Australia Bank Ltd.      04/20/18            (9,121)
USD  77,091,354   EUR    61,905,551 Royal Bank of Scotland            04/20/18          (165,361)
USD 113,916,879   CAD   141,849,184 Royal Bank of Scotland            04/20/18        (1,513,998)
USD 139,045,500   SEK 1,110,474,791 State Street Bank and Trust       04/20/18        (2,631,769)
USD  38,960,203   EUR    31,249,917 Citibank, N.A.                    04/23/18           (46,808)
USD  76,000,327   EUR    61,000,000 Royal Bank of Scotland            04/23/18          (141,560)
USD 146,262,188   CAD   179,823,495 Barclays Capital                  04/24/18           (77,808)
USD 136,654,850   EUR   109,794,283 State Street Bank and Trust       04/27/18          (430,096)
                                                                                   -------------
                                                                       TOTAL
                                                                   (DEPRECIATION)  $(148,987,244)
                                                                                   -------------
                                                                       TOTAL
                                                                     APPRECIATION
                                                                    (DEPRECIATION) $(146,094,889)
                                                                                   =============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ------------------------------------------------
                                            LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
                                            ------- ---------------  ------- ---------------
Bonds
   Australia                                  --    $ 1,432,261,395    --    $ 1,432,261,395
   Austria                                    --        452,976,941    --        452,976,941
   Belgium                                    --        168,911,297    --        168,911,297
   Canada                                     --      2,478,360,138    --      2,478,360,138
   Denmark                                    --         21,865,458    --         21,865,458
   Finland                                    --        476,503,257    --        476,503,257
   France                                     --      1,177,767,918    --      1,177,767,918
   Germany                                    --        738,522,388    --        738,522,388
   Japan                                      --        364,760,253    --        364,760,253
   Netherlands                                --      1,274,671,983    --      1,274,671,983
   Norway                                     --        142,952,973    --        142,952,973
   Singapore                                  --         28,016,615    --         28,016,615
   Supranational Organization Obligations     --      1,270,173,438    --      1,270,173,438
   Sweden                                     --      1,233,328,042    --      1,233,328,042
   Switzerland                                --        101,669,314    --        101,669,314
   United Kingdom                             --          2,548,433    --          2,548,433
   United States                              --      2,956,042,164    --      2,956,042,164
Securities Lending Collateral                 --         77,995,612    --         77,995,612
Forward Currency Contracts**                  --       (146,094,889)   --       (146,094,889)
                                              --    ---------------    --    ---------------
TOTAL                                         --    $14,253,232,730    --    $14,253,232,730
                                              ==    ===============    ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
BONDS -- (99.4%)
AUSTRALIA -- (0.4%)
Australia Government Bond
    3.250%, 04/21/29                                   AUD   5,000 $  4,180,550
                                                                   ------------
AUSTRIA -- (3.8%)
Austria Government Bond
##  4.850%, 03/15/26                                   EUR  10,950   18,251,246
##  0.750%, 10/20/26                                   EUR  15,300   19,052,698
                                                                   ------------
TOTAL AUSTRIA                                                        37,303,944
                                                                   ------------
BELGIUM -- (3.9%)
Belgium Government Bond
    5.500%, 03/28/28                                   EUR   4,700    8,495,496
##  1.000%, 06/22/31                                   EUR  23,300   28,343,297
Kingdom of Belgium Government Bond
##  0.800%, 06/22/27                                   EUR   1,300    1,608,082
                                                                   ------------
TOTAL BELGIUM                                                        38,446,875
                                                                   ------------
CANADA -- (12.2%)
Alberta, Province of Canada
    2.900%, 09/20/29                                   CAD  10,300    8,281,786
    3.500%, 06/01/31                                   CAD   5,000    4,266,057
British Columbia, Province of Canada
    5.700%, 06/18/29                                   CAD  21,958   22,653,694
Manitoba, Province of Canada
    3.250%, 09/05/29                                   CAD  32,700   27,121,061
Ontario, Province of Canada
    1.875%, 05/21/24                                   EUR   6,800    9,085,691
    6.500%, 03/08/29                                   CAD   9,600   10,405,073
Quebec, Province of Canada
    0.875%, 05/04/27                                   EUR  18,804   23,048,461
Saskatchewan, Province of Canada
    6.400%, 09/05/31                                   CAD  13,000   14,513,707
                                                                   ------------
TOTAL CANADA                                                        119,375,530
                                                                   ------------
DENMARK -- (3.9%)
Denmark Government Bond
    0.500%, 11/15/27                                   DKK 234,500   38,325,034
                                                                   ------------
FINLAND -- (3.8%)
Finland Government Bond
##  2.750%, 07/04/28                                   EUR  25,050   37,071,991
                                                                   ------------
FRANCE -- (23.4%)
Agence Francaise de Developpement
    0.250%, 07/21/26                                   EUR   4,000    4,682,063
    0.875%, 05/25/31                                   EUR   5,500    6,406,521

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
FRANCE -- (Continued)
Caisse d'Amortissement de la Dette Sociale
    1.375%, 11/25/24                                   EUR   9,710 $ 12,752,735
Dexia Credit Local SA
    1.000%, 10/18/27                                   EUR  21,450   26,362,905
France Government Bond OAT
    3.500%, 04/25/26                                   EUR  14,800   22,652,069
    2.750%, 10/25/27                                   EUR  58,700   85,781,023
French Republic Government Bond OAT
    3.500%, 04/25/26                                   EUR   6,347    9,714,370
SNCF Mobilites Group
    5.375%, 03/18/27                                   GBP   8,031   14,468,594
SNCF Reseau
    3.125%, 10/25/28                                   EUR   6,600    9,840,071
    5.250%, 12/07/28                                   GBP  13,923   25,674,028
Unedic Asseo
    1.500%, 04/20/32                                   EUR   9,000   11,476,437
                                                                   ------------
TOTAL FRANCE                                                        229,810,816
                                                                   ------------
GERMANY -- (7.4%)
Deutsche Bahn Finance BV
    3.125%, 07/24/26                                   GBP  15,550   24,199,050
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26                                   JPY 399,000    4,249,666
    2.050%, 02/16/26                                   JPY  36,000      383,428
    0.500%, 09/15/27                                   EUR  24,400   29,363,914
State of North Rhine-Westphalia Germany
    0.500%, 02/16/27                                   EUR  12,000   14,490,673
                                                                   ------------
TOTAL GERMANY                                                        72,686,731
                                                                   ------------
NETHERLANDS -- (4.1%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/04/24                                   EUR   6,976    9,032,757
    0.625%, 06/19/27                                   EUR   1,000    1,213,497
Nederlandse Waterschapsbank NV
    0.500%, 04/29/30                                   EUR   2,500    2,861,281
Netherlands Government Bond
    5.500%, 01/15/28                                   EUR  15,250   27,593,271
                                                                   ------------
TOTAL NETHERLANDS                                                    40,700,806
                                                                   ------------
NORWAY -- (3.3%)
Kommunalbanken A.S.
    0.625%, 04/20/26                                   EUR  11,000   13,416,136
Norway Government Bond
##  1.500%, 02/19/26                                   NOK 145,000   18,500,954
                                                                   ------------
TOTAL NORWAY                                                         31,917,090
                                                                   ------------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         --------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (17.2%)
Asian Development Bank
    2.350%, 06/21/27                                 JPY 2,660,000 $ 29,390,795
European Financial Stability Facility
    1.750%, 06/27/24                                 EUR    14,725   19,740,690
    0.875%, 07/26/27                                 EUR    14,300   17,735,253
European Investment Bank
    1.250%, 05/12/25                                 SEK    50,000    6,400,614
    1.250%, 05/12/25                                 SEK    25,000    3,200,307
    1.900%, 01/26/26                                 JPY 1,721,000   18,124,272
    2.150%, 01/18/27                                 JPY   145,000    1,574,668
    6.000%, 12/07/28                                 GBP     1,300    2,591,085
    5.625%, 06/07/32                                 GBP     1,800    3,709,232
European Stability Mechanism
    0.750%, 03/15/27                                 EUR    30,000   37,028,599
European Union
    3.000%, 09/04/26                                 EUR     9,925   14,740,315
    2.875%, 04/04/28                                 EUR     9,460   14,111,608
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        168,347,438
                                                                   ------------

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
SWEDEN -- (3.9%)
Sweden Government Bond
    2.250%, 06/01/32                                 SEK 266,500 $ 38,201,298
                                                                 ------------
UNITED KINGDOM -- (12.1%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30                                 GBP   1,200    2,174,280
United Kingdom Gilt
    4.250%, 12/07/27                                 GBP   7,025   12,485,609
    4.750%, 12/07/30                                 GBP  54,300  104,422,531
                                                                 ------------
TOTAL UNITED KINGDOM                                              119,082,420
                                                                 ------------
TOTAL BONDS                                                       975,450,523
                                                                 ------------
AGENCY OBLIGATIONS -- (0.2%)
Federal National Mortgage Association
    7.250%, 05/15/30                                       1,300    1,849,579
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Bonds
    5.375%, 02/15/31                                       2,850    3,672,826
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $920,339,998)^^                                            $980,972,928
                                                                 ============

At January 31, 2018, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                   SETTLEMENT   APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD         COUNTERPARTY              DATE     (DEPRECIATION)
------------------   --------------- ---------------------------- ------------ --------------
EUR       731,618    USD     911,852 State Street Bank and Trust    04/18/18    $     1,069
NOK     2,498,350    USD     324,744 State Street Bank and Trust    04/10/18             37
SEK     4,241,361    USD     530,960 UBS AG                         03/26/18          9,222
SGD    17,167,021    USD  12,864,165 State Street Bank and Trust    02/07/18        223,732
SGD     6,522,241    USD   4,891,594 JP Morgan                      02/07/18         80,871
SGD    13,360,112    USD  10,023,111 State Street Bank and Trust    02/22/18        165,544
USD     3,168,862    EUR   2,539,502 Bank of America Corp.          04/16/18            469
USD   137,401,704    EUR 109,503,035 Citibank, N.A.                 04/24/18        707,841
USD    38,980,372    DKK 232,085,700 State Street Bank and Trust    04/25/18         38,890
                                                                                -----------
                                                                     TOTAL
                                                                  APPRECIATION  $ 1,227,675

EUR     4,657,211    USD   5,817,393 ANZ Securities                 04/18/18    $    (6,077)
SEK    12,238,748    USD   1,561,758 Bank of America Corp.          03/26/18         (3,024)
USD    17,421,016    SGD  23,689,262 State Street Bank and Trust    02/07/18       (639,346)
USD     9,930,467    SGD  13,360,112 Bank of America Corp.          02/22/18       (258,189)
USD    49,255,142    SEK 399,028,019 Citibank, N.A.                 03/26/18     (1,565,286)
USD    70,050,662    GBP  51,428,164 UBS AG                         04/04/18     (3,146,270)
USD    18,118,761    NOK 145,183,395 JP Morgan                      04/10/18       (754,813)
USD   129,450,729    EUR 105,426,334 State Street Bank and Trust    04/16/18     (2,083,738)

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

USD   9,947,020   EUR     8,050,110 Citibank, N.A.                   04/18/18          (97,990)
USD 129,046,325   EUR   104,764,399 State Street Bank and Trust      04/18/18       (1,679,767)
USD   4,185,575   AUD     5,247,317 State Street Bank and Trust      04/19/18          (42,012)
USD 119,731,191   GBP    85,690,772 State Street Bank and Trust      04/20/18       (2,307,279)
USD  88,300,865   CAD   108,851,832 Bank of America Corp.            04/23/18         (281,441)
USD 138,227,442   EUR   110,870,839 Bank of America Corp.            04/23/18         (164,606)
USD  54,285,112   JPY 5,907,621,832 JP Morgan                        04/25/18          (94,708)
                                                                                  ------------
                                                                      TOTAL
                                                                  (DEPRECIATION)  $(13,124,546)
                                                                                  ------------
                                                                      TOTAL
                                                                    APPRECIATION
                                                                   (DEPRECIATION) $(11,896,871)
                                                                                  ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia                          --    $  4,180,550    --    $  4,180,550
   Austria                            --      37,303,944    --      37,303,944
   Belgium                            --      38,446,875    --      38,446,875
   Canada                             --     119,375,530    --     119,375,530
   Denmark                            --      38,325,034    --      38,325,034
   Finland                            --      37,071,991    --      37,071,991
   France                             --     229,810,816    --     229,810,816
   Germany                            --      72,686,731    --      72,686,731
   Netherlands                        --      40,700,806    --      40,700,806
   Norway                             --      31,917,090    --      31,917,090
   Supranational Organization
     Obligations                      --     168,347,438    --     168,347,438
   Sweden                             --      38,201,298    --      38,201,298
   United Kingdom                     --     119,082,420    --     119,082,420
Agency Obligations                    --       1,849,579    --       1,849,579
U.S. Treasury Obligations             --       3,672,826    --       3,672,826
Forward Currency Contracts**          --     (11,896,871)   --     (11,896,871)
                                      --    ------------    --    ------------
TOTAL                                 --    $969,076,057    --    $969,076,057
                                      ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
AGENCY OBLIGATIONS -- (30.8%)
Federal Farm Credit Bank
   5.350%, 08/07/20                                     $  4,693 $  5,036,335
   3.650%, 12/21/20                                       30,822   31,895,099
   5.250%, 03/02/21                                        4,273    4,631,782
   5.220%, 02/22/22                                        3,503    3,864,874
   5.210%, 12/19/22                                       14,851   16,602,408
   5.250%, 03/06/23                                        4,203    4,723,336
   5.220%, 05/15/23                                       33,694   37,932,773
   3.500%, 12/20/23                                        6,000    6,258,984
Federal Home Loan Bank
   1.875%, 03/13/20                                       41,165   40,889,812
   4.125%, 03/13/20                                       11,395   11,838,858
   3.375%, 06/12/20                                        9,965   10,220,891
   2.875%, 09/11/20                                       10,295   10,462,201
   4.625%, 09/11/20                                       17,970   19,008,163
   3.125%, 12/11/20                                        4,205    4,297,880
   5.250%, 12/11/20                                        5,290    5,700,065
   1.750%, 03/12/21                                       28,330   27,817,142
   5.000%, 03/12/21                                        3,645    3,932,868
   2.250%, 06/11/21                                       49,035   48,853,914
   3.625%, 06/11/21                                        7,030    7,309,801
   5.625%, 06/11/21                                       25,905   28,599,638
   2.375%, 09/10/21                                       27,565   27,506,038
   3.000%, 09/10/21                                       21,875   22,316,481
   2.625%, 12/10/21                                       75,370   75,876,637
   5.000%, 12/10/21                                       31,875   34,826,051
   2.250%, 03/11/22                                        7,005    6,935,868
   2.500%, 03/11/22                                        7,705    7,704,399
   5.250%, 06/10/22                                        5,780    6,428,013
   5.750%, 06/10/22                                       13,660   15,445,143
   2.000%, 09/09/22                                       11,365   11,105,458
   5.375%, 09/30/22                                       44,400   49,958,525
   5.250%, 12/09/22                                       10,510   11,766,775
   2.125%, 03/10/23                                       10,000    9,756,490
   4.750%, 03/10/23                                       34,465   38,075,347
   3.250%, 06/09/23                                       24,520   25,322,638
   2.500%, 12/08/23                                       25,000   24,775,900
   3.250%, 03/08/24                                       20,000   20,580,900
   2.875%, 06/14/24                                       61,000   61,545,950
   5.375%, 08/15/24                                       29,950   34,655,444
   5.365%, 09/09/24                                        1,400    1,620,238
   2.875%, 09/13/24                                       71,500   72,022,450
   2.750%, 12/13/24                                       20,000   19,952,340
   4.375%, 03/13/26                                       14,080   15,524,538
   5.750%, 06/12/26                                        8,080    9,749,053
   3.000%, 09/11/26                                       30,885   31,084,394
   2.500%, 12/10/27                                       29,130   27,809,333
Tennessee Valley Authority
   3.875%, 02/15/21                                       74,241   77,466,252
   1.875%, 08/15/22                                       89,450   86,768,289
   2.875%, 09/15/24                                      117,875  118,630,697

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
   6.750%, 11/01/25                                     $ 47,282 $   59,760,429
   2.875%, 02/01/27                                       90,000     89,487,000
   7.125%, 05/01/30                                       15,000     21,029,535
                                                                 --------------
TOTAL AGENCY OBLIGATIONS                                          1,445,363,429
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (68.7%)
U.S. Treasury Bonds
   8.125%, 08/15/21                                       90,711    108,381,689
   7.250%, 08/15/22                                       65,541     79,012,386
   6.250%, 08/15/23                                      100,259    119,351,409
   7.500%, 11/15/24                                       92,352    120,263,748
   6.875%, 08/15/25                                       75,630     97,449,792
   6.000%, 02/15/26                                       88,833    110,214,884
   6.750%, 08/15/26                                       98,183    128,738,361
   6.625%, 02/15/27                                       98,828    130,120,301
   5.250%, 11/15/28                                       95,132    117,551,317
   5.250%, 02/15/29                                       98,750    122,473,517
   6.125%, 08/15/29                                      102,528    136,898,911
   6.250%, 05/15/30                                      107,289    146,550,615
   5.375%, 02/15/31                                      100,000    128,871,094
U.S. Treasury Notes
   3.125%, 05/15/21                                        6,335      6,487,479
   2.000%, 10/31/21                                       64,843     63,882,822
   1.500%, 02/28/23                                       94,000     89,358,750
   1.500%, 03/31/23                                       89,000     84,501,328
   1.250%, 07/31/23                                       77,000     71,793,476
   1.625%, 10/31/23                                       74,000     70,210,390
   2.750%, 11/15/23                                       87,000     87,737,461
   2.750%, 02/15/24                                      105,538    106,321,492
   2.500%, 05/15/24                                       63,000     62,525,039
   2.125%, 07/31/24                                       11,000     10,659,687
   2.250%, 11/15/24                                       85,500     83,315,742
   2.250%, 12/31/24                                       25,000     24,353,515
   2.000%, 02/15/25                                       80,000     76,565,625
   2.125%, 05/15/25                                       80,000     77,056,250
   2.000%, 08/15/25                                      144,000    137,238,751
   2.250%, 11/15/25                                      102,000     98,800,547
   1.625%, 02/15/26                                       99,000     91,292,696
   1.625%, 05/15/26                                      103,000     94,731,836
   1.500%, 08/15/26                                      104,000     94,396,250
   2.000%, 11/15/26                                      101,000     95,346,367
   2.250%, 02/15/27                                       65,000     62,562,500

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
   2.250%, 08/15/27                                  $    97,000 $   93,180,625
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                   3,228,196,652
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       4,673,560,081
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   State Street Institutional U.S. Government Money
     Market Fund, 1.250%                              21,416,624     21,416,624
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $4,818,580,783)^^                                          $4,694,976,705
                                                                 ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Agency Obligations                   -- $1,445,363,429   --    $1,445,363,429
 U.S. Treasury Obligations            --  3,228,196,652   --     3,228,196,652
 Temporary Cash Investments  $21,416,624             --   --        21,416,624
                             ----------- --------------   --    --------------
 TOTAL                       $21,416,624 $4,673,560,081   --    $4,694,976,705
                             =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
AGENCY OBLIGATIONS -- (0.2%)
Federal Home Loan Bank
#   1.375%, 02/18/21                                        5,000  $ 4,858,640
Tennessee Valley Authority
    1.750%, 10/15/18                                        8,303    8,297,686
                                                                   -----------
TOTAL AGENCY OBLIGATIONS                                            13,156,326
                                                                   -----------
BONDS -- (98.0%) 21st Century Fox America, Inc.
    5.650%, 08/15/20                                        4,210    4,509,985
    4.500%, 02/15/21                                        7,638    8,060,741
Abbott Laboratories
    5.125%, 04/01/19                                        1,348    1,389,179
#   2.000%, 03/15/20                                       13,567   13,398,905
    4.125%, 05/27/20                                        3,000    3,095,481
    2.800%, 09/15/20                                        2,490    2,495,957
AbbVie, Inc.
    2.500%, 05/14/20                                       24,891   24,803,318
Advance Auto Parts, Inc.
    5.750%, 05/01/20                                        2,825    2,989,957
Aetna, Inc.
    2.200%, 03/15/19                                        2,696    2,688,982
Agence Francaise de Developpement
    1.625%, 01/21/20                                       25,000   24,590,425
Agilent Technologies, Inc.
#   5.000%, 07/15/20                                        1,690    1,781,618
Air Products & Chemicals, Inc.
    3.000%, 11/03/21                                        5,000    5,036,290
Alberta, Province of Canada
    1.900%, 12/06/19                                       10,000    9,901,341
    1.750%, 08/26/20                                       15,000   14,682,345
    1.350%, 09/01/21                                   CAD 20,000   15,732,683
Allergan Funding SCS
#   3.450%, 03/15/22                                        5,900    5,934,203
Alphabet, Inc.
    3.625%, 05/19/21                                        1,000    1,038,042
Altria Group, Inc.
    2.625%, 01/14/20                                        1,025    1,027,238
Amazon.com, Inc.
#   2.600%, 12/05/19                                       11,018   11,077,374
Ameren Corp.
    2.700%, 11/15/20                                        1,000      999,409
American Express Credit Corp.
    2.600%, 09/14/20                                       13,925   13,940,073
American International Group, Inc.
#   2.300%, 07/16/19                                        9,017    8,986,427
    3.375%, 08/15/20                                        3,000    3,043,975
    6.400%, 12/15/20                                       11,283   12,401,299
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                        6,957    7,342,525

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
AmerisourceBergen Corp.
#   3.500%, 11/15/21                                        2,000  $ 2,024,641
Amgen, Inc.
#   2.200%, 05/22/19                                       10,625   10,596,081
    3.450%, 10/01/20                                        4,990    5,101,309
    4.100%, 06/15/21                                        5,000    5,199,386
Amphenol Corp.
#   2.550%, 01/30/19                                          452      453,292
Anglo American Capital P.L.C.
##  3.750%, 04/10/22                                        3,143    3,177,699
Anheuser-Busch InBev Finance, Inc.
#   2.650%, 02/01/21                                        5,000    4,982,103
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                        3,933    4,146,330
Anthem, Inc.
    2.250%, 08/15/19                                        8,485    8,454,280
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22                                   EUR  9,750   12,096,224
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20                                        3,000    3,000,306
Apache Corp.
#   6.900%, 09/15/18                                          200      205,661
#   3.250%, 04/15/22                                       19,465   19,529,274
Apple, Inc.
    2.100%, 05/06/19                                       27,000   26,973,551
    2.000%, 05/06/20                                        1,782    1,766,609
    2.250%, 02/23/21                                        4,000    3,960,678
#   2.850%, 05/06/21                                       29,000   29,212,025
#   1.550%, 08/04/21                                       10,000    9,630,817
    2.500%, 02/09/22                                       12,191   12,074,327
    2.300%, 05/11/22                                       11,657   11,424,659
Applied Materials, Inc.
    2.625%, 10/01/20                                        2,590    2,598,202
Arizona Public Service Co.
    8.750%, 03/01/19                                        1,788    1,905,431
ASB Finance, Ltd.
    0.500%, 06/10/22                                   EUR  2,200    2,733,999
Asian Development Bank
    1.750%, 09/11/18                                        7,409    7,403,659
    1.875%, 04/12/19                                       17,884   17,821,317
    1.625%, 03/16/21                                        6,000    5,850,921
Associated Banc-Corp
    2.750%, 11/15/19                                          447      446,505
Assurant, Inc.
    2.500%, 03/15/18                                        5,303    5,307,136
AstraZeneca P.L.C.
    2.375%, 11/16/20                                       23,256   23,167,470
AT&T, Inc.
    5.500%, 02/01/18                                        3,645    3,645,000
    5.800%, 02/15/19                                        3,751    3,882,543
#   4.600%, 02/15/21                                        8,793    9,197,754

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
#    3.800%, 03/15/22                                       11,600  $11,888,511
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19                                       35,154   35,074,904
     2.700%, 11/16/20                                        1,000    1,001,081
     3.300%, 03/07/22                                   AUD 19,300   15,728,653
     2.625%, 05/19/22                                       10,000    9,834,198
Autodesk, Inc.
#    3.125%, 06/15/20                                       14,337   14,429,054
Bank Nederlandse Gemeenten NV
     1.375%, 03/19/18                                       20,754   20,745,698
     4.375%, 02/16/21                                       11,000   11,568,953
     1.625%, 04/19/21                                       20,000   19,405,360
###  2.375%, 02/01/22                                       19,000   18,779,505
     2.375%, 02/01/22                                       41,400   40,919,553
     2.500%, 01/23/23                                       10,000    9,856,960
Bank of America Corp.
#    2.650%, 04/01/19                                        4,255    4,268,573
     2.625%, 10/19/20                                        5,000    4,995,730
     5.700%, 01/24/22                                       12,571   13,873,270
Bank of Montreal
#    1.900%, 08/27/21                                       32,954   31,941,143
Bank of New York Mellon Corp. (The)
     5.450%, 05/15/19                                        2,309    2,398,393
     2.150%, 02/24/20                                       16,185   16,079,797
Bank of Nova Scotia (The)
     2.050%, 06/05/19                                        1,788    1,779,453
     2.350%, 10/21/20                                        1,315    1,305,194
     2.450%, 03/22/21                                       37,679   37,327,614
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##   2.350%, 09/08/19                                        4,570    4,553,247
Barclays P.L.C.
     2.750%, 11/08/19                                       26,424   26,419,112
BAT International Finance P.L.C.
##   3.250%, 06/07/22                                        7,350    7,373,931
Baxalta, Inc.
     2.875%, 06/23/20                                        4,024    4,029,245
Bayer U.S. Finance LLC
##   2.375%, 10/08/19                                        5,616    5,579,824
Beam Suntory, Inc.
     1.750%, 06/15/18                                       16,605   16,579,630
Becton Dickinson and Co.
     3.125%, 11/08/21                                        6,750    6,718,830
Berkshire Hathaway Finance Corp.
     2.900%, 10/15/20                                        5,000    5,055,426
Berkshire Hathaway, Inc.
#    2.100%, 08/14/19                                       24,591   24,510,404
     2.200%, 03/15/21                                        8,295    8,200,398
Biogen, Inc.
#    2.900%, 09/15/20                                       19,046   19,142,740

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
BlackRock, Inc.
#   5.000%, 12/10/19                                        2,193  $ 2,298,347
    4.250%, 05/24/21                                        2,850    2,985,233
Boston Scientific Corp.
    2.850%, 05/15/20                                        9,273    9,280,379
BP Capital Markets P.L.C.
#   2.315%, 02/13/20                                       15,759   15,717,150
BPCE SA
    2.500%, 07/15/19                                        4,024    4,024,467
    2.250%, 01/27/20                                       13,175   13,086,121
Buckeye Partners L.P.
    2.650%, 11/15/18                                          889      890,833
Caisse d'Amortissement de la Dette Sociale
    2.000%, 04/17/20                                       17,000   16,831,700
    2.000%, 03/22/21                                       25,435   24,963,715
    0.125%, 11/25/22                                   EUR 26,900   33,252,808
Canada Housing Trust No. 1
##  1.750%, 06/15/22                                   CAD 20,000   15,889,106
Canadian Pacific Railway Co.
    7.250%, 05/15/19                                        2,576    2,724,935
Capital One Bank USA NA
    2.300%, 06/05/19                                        4,471    4,454,830
Capital One Financial Corp.
    2.450%, 04/24/19                                        8,428    8,423,407
CBS Corp.
    2.300%, 08/15/19                                       14,110   14,063,307
Chevron Corp.
    1.718%, 06/24/18                                        3,383    3,381,503
    1.961%, 03/03/20                                       18,198   18,037,667
    1.991%, 03/03/20                                        2,500    2,480,779
    2.419%, 11/17/20                                       37,151   37,130,492
    2.100%, 05/16/21                                       25,500   25,094,476
#   2.498%, 03/03/22                                       10,030    9,929,533
Chubb INA Holdings, Inc.
    2.300%, 11/03/20                                        8,000    7,939,257
Cisco Systems, Inc.
    2.125%, 03/01/19                                        4,144    4,140,662
#   4.450%, 01/15/20                                        4,896    5,089,535
    2.450%, 06/15/20                                        3,395    3,391,650
    2.200%, 02/28/21                                       57,736   57,022,383
    1.850%, 09/20/21                                       20,960   20,349,718
Citigroup, Inc.
    2.500%, 09/26/18                                       10,282   10,302,187
    2.550%, 04/08/19                                        1,942    1,944,757
Citizens Bank NA
    2.450%, 12/04/19                                        2,675    2,662,263
CNA Financial Corp.
    5.875%, 08/15/20                                        1,000    1,071,214
Coca-Cola Co. (The)
#   1.150%, 04/01/18                                        3,593    3,588,797
    1.875%, 10/27/20                                       16,673   16,421,618

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
    3.150%, 11/15/20                                        1,020  $ 1,039,730
    1.550%, 09/01/21                                        2,500    2,419,752
    3.300%, 09/01/21                                       14,000   14,312,160
    2.200%, 05/25/22                                       20,425   20,013,565
Coca-Cola European Partners US LLC
    3.500%, 09/15/20                                        4,591    4,689,131
Comerica, Inc.
#   2.125%, 05/23/19                                        2,057    2,048,343
Commonwealth Bank of Australia
    2.500%, 09/20/18                                        4,634    4,650,976
    2.250%, 03/13/19                                        2,000    1,997,728
    2.300%, 09/06/19                                       38,525   38,385,298
##  2.250%, 03/10/20                                        5,000    4,963,600
    2.300%, 03/12/20                                        4,500    4,469,615
    2.400%, 11/02/20                                       10,000    9,924,919
    2.900%, 07/12/21                                   AUD  5,000    4,029,523
##  2.000%, 09/06/21                                        5,000    4,849,039
    3.250%, 01/17/22                                   AUD  5,000    4,065,232
##  2.750%, 03/10/22                                       11,500   11,386,808
    3.250%, 03/31/22                                   AUD  3,200    2,596,468
Constellation Brands, Inc.
    2.700%, 05/09/22                                        4,935    4,848,119
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                       34,077   34,085,900
    2.500%, 01/19/21                                       15,935   15,851,644
    0.125%, 10/11/21                                   EUR  2,750    3,406,617
    2.750%, 01/10/22                                        5,928    5,903,674
    4.000%, 01/11/22                                   EUR  2,500    3,560,535
    3.875%, 02/08/22                                       17,836   18,452,354
    4.750%, 06/06/22                                   EUR  3,000    4,435,916
    0.500%, 12/06/22                                   EUR  3,496    4,351,309
Corning, Inc.
    4.250%, 08/15/20                                        2,850    2,953,809
Costco Wholesale Corp.
    1.700%, 12/15/19                                            2        1,979
CPPIB Capital, Inc.
##  2.250%, 01/25/22                                       25,400   24,982,040
    2.250%, 01/25/22                                       36,750   36,145,275
Crane Co.
    2.750%, 12/15/18                                       13,057   13,095,534
Credit Suisse AG
    2.300%, 05/28/19                                        9,827    9,809,449
CVS Health Corp.
    2.250%, 12/05/18                                        1,672    1,672,251
#   2.250%, 08/12/19                                        5,370    5,347,287
Daimler Finance North America LLC
##  2.250%, 03/02/20                                        9,750    9,663,452
Daiwa Securities Group, Inc.
##  3.129%, 04/19/22                                       10,000    9,929,207
Danone SA
##  2.077%, 11/02/21                                        5,000    4,846,486

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Danske Bank A.S.
##  2.750%, 09/17/20                                       15,822  $15,824,818
Deutsche Bank AG
    2.500%, 02/13/19                                        5,942    5,938,203
#   2.500%, 02/13/19                                        1,650    1,648,878
#   3.125%, 01/13/21                                        4,900    4,899,572
Deutsche Telekom International Finance BV
    6.000%, 07/08/19                                        3,774    3,960,796
##  1.950%, 09/19/21                                        2,535    2,454,336
Dexia Credit Local SA
    0.625%, 01/21/22                                   EUR    750      947,427
    0.250%, 06/02/22                                   EUR  8,000    9,926,955
Discovery Communications LLC
#   3.300%, 05/15/22                                        6,000    5,981,624
Dollar General Corp.
    1.875%, 04/15/18                                       10,692   10,684,466
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20                                        5,000    5,003,290
Dominion Energy, Inc.
    2.500%, 12/01/19                                        7,881    7,852,515
Dow Chemical Co. (The)
    4.250%, 11/15/20                                        7,657    7,957,302
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                          939      941,537
    2.000%, 01/15/20                                          747      736,797
DTE Energy Co.
    2.400%, 12/01/19                                       18,342   18,259,405
Duke Energy Corp.
    5.050%, 09/15/19                                          586      609,056
DXC Technology Co.
    4.450%, 09/18/22                                        1,250    1,300,864
Eastman Chemical Co.
#   2.700%, 01/15/20                                        3,756    3,765,615
eBay, Inc.
    2.200%, 08/01/19                                        4,184    4,166,562
    3.800%, 03/09/22                                        1,636    1,680,720
EI du Pont de Nemours & Co.
    4.625%, 01/15/20                                        1,289    1,341,928
#   4.250%, 04/01/21                                        3,035    3,173,954
Electricite de France SA
##  2.350%, 10/13/20                                        1,500    1,488,212
Electronic Arts, Inc.
#   3.700%, 03/01/21                                       11,879   12,195,946
EMD Finance LLC
##  2.400%, 03/19/20                                        1,755    1,754,486
Enbridge, Inc.
#   2.900%, 07/15/22                                       13,939   13,715,037
Enterprise Products Operating LLC
    5.250%, 01/31/20                                        1,788    1,876,567
ERAC USA Finance LLC
##  2.350%, 10/15/19                                        7,283    7,242,928

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
European Financial Stability Facility
    --%, 11/17/22                                      EUR 27,387  $33,720,306
    0.500%, 01/20/23                                   EUR 15,000   18,875,591
European Investment Bank
    1.875%, 03/15/19                                        4,471    4,458,804
    1.625%, 03/16/20                                       10,000    9,863,711
#   1.375%, 06/15/20                                        6,000    5,865,660
    2.875%, 09/15/20                                        9,000    9,106,578
    1.625%, 12/15/20                                        8,000    7,819,007
#   2.000%, 03/15/21                                        5,000    4,928,973
    1.375%, 09/15/21                                       48,000   46,046,268
European Stability Mechanism
    0.0%, 10/18/22                                     EUR 14,800   18,238,465
Eversource Energy
    2.500%, 03/15/21                                        5,500    5,464,110
Exelon Corp.
    2.850%, 06/15/20                                        1,399    1,403,611
    2.450%, 04/15/21                                        1,560    1,536,889
Exelon Generation Co. LLC
    2.950%, 01/15/20                                        7,064    7,099,529
Export Development Canada
    1.375%, 10/21/21                                       12,800   12,264,707
Express Scripts Holding Co.
#   2.250%, 06/15/19                                        9,876    9,836,755
#   3.900%, 02/15/22                                        1,000    1,023,492
Exxon Mobil Corp.
#   1.819%, 03/15/19                                       21,614   21,549,739
    1.912%, 03/06/20                                        8,143    8,063,438
    2.222%, 03/01/21                                       45,395   44,947,427
#   2.397%, 03/06/22                                        1,035    1,021,885
FedEx Corp.
    2.300%, 02/01/20                                        4,340    4,319,462
Fidelity National Information Services, Inc.
    3.625%, 10/15/20                                        6,415    6,550,773
    2.250%, 08/15/21                                        2,500    2,439,450
Fifth Third Bancorp
    2.300%, 03/01/19                                        9,444    9,421,635
Fiserv, Inc.
#   2.700%, 06/01/20                                        4,460    4,464,902
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                       17,685   17,829,731
#   2.459%, 03/27/20                                        5,365    5,320,953
    3.157%, 08/04/20                                       11,533   11,577,805
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20                                        6,500    6,539,576
French Republic Government Bond OAT
    2.250%, 10/25/22                                   EUR 50,800   69,434,561
GATX Corp.
    2.500%, 03/15/19                                        6,103    6,093,370

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
GE Capital European Funding Unlimited Co.
    4.350%, 11/03/21                                   EUR  2,463  $ 3,510,276
    0.800%, 01/21/22                                   EUR  1,750    2,199,050
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                       99,970   98,582,725
General Electric Co.
    0.375%, 05/17/22                                   EUR 13,519   16,640,063
    0.375%, 05/17/22                                   EUR  8,200   10,093,092
General Motors Financial Co., Inc.
#   3.200%, 07/06/21                                        9,759    9,764,269
#   3.450%, 01/14/22                                       14,123   14,175,601
Gilead Sciences, Inc.
    4.500%, 04/01/21                                        1,198    1,264,423
Goldcorp, Inc.
#   3.625%, 06/09/21                                        4,553    4,619,360
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19                                        8,000    8,415,770
    2.550%, 10/23/19                                        6,000    5,989,865
#   2.750%, 09/15/20                                       10,000   10,000,584
    2.625%, 04/25/21                                          502      497,421
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20                                       21,047   20,782,670
Harris Corp.
    2.700%, 04/27/20                                        4,247    4,235,248
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20                                        5,100    5,402,814
Hershey Co. (The)
#   4.125%, 12/01/20                                          700      731,117
Hewlett Packard Enterprise Co.
#   3.600%, 10/15/20                                       10,000   10,163,754
HSBC USA, Inc.
    2.375%, 11/13/19                                        2,683    2,675,460
    2.350%, 03/05/20                                        5,500    5,476,095
Humana, Inc.
    2.625%, 10/01/19                                        3,845    3,851,950
Huntington Bancshares, Inc.
#   2.600%, 08/02/18                                       19,992   20,035,151
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19                                        6,662    6,898,982
Indiana Michigan Power Co.
    7.000%, 03/15/19                                        2,236    2,346,000
ING Bank NV
##  2.750%, 03/22/21                                        6,000    5,984,485
Integrys Holding, Inc.
    4.170%, 11/01/20                                        1,000    1,036,446
Intel Corp.
    3.300%, 10/01/21                                        5,000    5,117,416

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
Inter-American Development Bank
    0.875%, 03/15/18                                         4,303 $  4,299,842
    1.875%, 06/16/20                                         7,000    6,932,471
    2.125%, 11/09/20                                        35,000   34,748,490
International Bank for Reconstruction & Development
    1.375%, 05/24/21                                         5,000    4,823,350
    2.250%, 06/24/21                                         6,000    5,949,270
    2.600%, 09/20/22                                   AUD  12,000    9,610,352
International Business Machines Corp.
    2.250%, 02/19/21                                         4,000    3,961,301
    2.500%, 01/27/22                                         5,000    4,954,390
International Finance Corp.
    0.875%, 06/15/18                                         2,490    2,482,131
Italy Buoni Poliennali Del Tesoro
    1.450%, 09/15/22                                   EUR  21,500   27,528,819
Japan Finance Organization for Municipalities
    2.500%, 09/12/18                                         6,886    6,890,820
    2.125%, 03/06/19                                         4,472    4,452,180
Jersey Central Power & Light Co.
    7.350%, 02/01/19                                         7,492    7,827,925
John Deere Capital Corp.
    2.050%, 03/10/20                                        20,620   20,464,000
Johnson & Johnson
    1.650%, 03/01/21                                         9,000    8,790,822
    2.250%, 03/03/22                                         5,000    4,941,167
JPMorgan Chase & Co.
    6.300%, 04/23/19                                           894      936,389
    2.550%, 10/29/20                                        11,000   10,963,070
    4.350%, 08/15/21                                         4,994    5,246,742
KeyCorp
    2.900%, 09/15/20                                        11,259   11,296,036
#   5.100%, 03/24/21                                         8,008    8,563,725
KFW
    1.500%, 04/20/20                                        22,500   22,101,750
Kommunalbanken A.S.
    1.000%, 03/15/18                                        24,908   24,889,518
    1.750%, 05/28/19                                        17,884   17,770,150
    1.625%, 02/10/21                                        15,000   14,596,770
    2.250%, 01/25/22                                        30,000   29,509,530
Kommunekredit
    1.125%, 03/15/18                                         8,303    8,298,018
    --%, 09/08/22                                      EUR   1,750    2,149,090
Kommuninvest I Sverige AB
    2.000%, 11/12/19                                         9,471    9,421,789
    1.000%, 09/15/21                                   SEK 360,000   46,873,234
    0.250%, 06/01/22                                   SEK 903,000  113,223,542
Koninklijke Philips NV
    3.750%, 03/15/22                                         1,218    1,252,400

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19                                        6,259  $ 6,241,306
    2.125%, 03/07/22                                       20,000   19,623,400
    2.900%, 06/06/22                                   AUD 20,000   16,224,522
    --%, 12/15/22                                      EUR 40,228   49,495,506
Kroger Co. (The)
    2.300%, 01/15/19                                       11,572   11,577,702
#   3.400%, 04/15/22                                       10,000   10,107,825
L3 Technologies, Inc.
    4.750%, 07/15/20                                        4,650    4,856,305
Laboratory Corp. of America Holdings
#   2.625%, 02/01/20                                        7,623    7,611,467
Lam Research Corp.
    2.750%, 03/15/20                                        8,942    8,969,998
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                        5,000    4,796,270
Landwirtschaftliche Rentenbank
    2.700%, 09/05/22                                   AUD 21,360   17,169,440
Legg Mason, Inc.
    2.700%, 07/15/19                                        9,258    9,274,340
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                        2,500    2,645,848
Lincoln National Corp.
    6.250%, 02/15/20                                        3,215    3,436,322
    4.850%, 06/24/21                                        1,270    1,346,311
Lloyds Bank P.L.C.
    2.700%, 08/17/20                                        1,600    1,598,648
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21                                        6,750    6,763,681
#   3.000%, 01/11/22                                       16,162   16,070,632
Lockheed Martin Corp.
    2.500%, 11/23/20                                        7,500    7,489,556
LyondellBasell Industries NV
#   5.000%, 04/15/19                                        2,490    2,549,785
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                       20,235   20,338,552
Manitoba, Province of Canada
    2.100%, 09/06/22                                       20,000   19,319,992
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19                                          530      528,837
    2.100%, 02/06/20                                       28,367   28,128,872
Marriott International, Inc.
    6.750%, 05/15/18                                        4,264    4,321,056
    3.000%, 03/01/19                                        2,835    2,847,484
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19                                        4,471    4,466,982
    2.350%, 03/06/20                                        1,000      995,621
    2.750%, 01/30/22                                        4,650    4,610,821
Mattel, Inc.
    1.700%, 03/15/18                                        4,887    4,877,226

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
    2.350%, 05/06/19                                        8,361  $ 8,235,585
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                        5,464    5,477,020
McDonald's Corp.
    5.350%, 03/01/18                                        1,314    1,317,274
    3.500%, 07/15/20                                        4,928    5,034,730
Merck & Co., Inc.
    1.850%, 02/10/20                                        4,450    4,406,126
Microsoft Corp.
#   1.625%, 12/06/18                                        7,227    7,203,545
#   1.850%, 02/12/20                                       21,640   21,468,707
    3.000%, 10/01/20                                        5,000    5,083,006
    2.000%, 11/03/20                                       33,993   33,614,061
    1.550%, 08/08/21                                       20,978   20,259,073
#   2.400%, 02/06/22                                       20,000   19,798,168
    2.375%, 02/12/22                                       10,000    9,875,862
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21                                        3,000    3,001,921
Mizuho Bank, Ltd.
##  2.450%, 04/16/19                                        1,575    1,574,442
##  2.700%, 10/20/20                                       11,960   11,927,748
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                        5,000    4,938,772
Molson Coors Brewing Co.
#   2.100%, 07/15/21                                        3,000    2,913,904
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                       13,012   12,568,158
Monsanto Co.
    1.850%, 11/15/18                                       24,511   24,449,232
    2.125%, 07/15/19                                        2,236    2,226,169
Morgan Stanley
    7.300%, 05/13/19                                        2,865    3,035,966
Municipality Finance P.L.C.
    1.125%, 04/17/18                                        5,755    5,747,680
    1.500%, 03/23/20                                       10,000    9,817,440
    1.375%, 09/21/21                                        7,500    7,171,268
    2.375%, 03/15/22                                       10,000    9,872,900
Mylan NV
    3.750%, 12/15/20                                        6,065    6,188,976
Mylan, Inc.
    2.550%, 03/28/19                                        9,089    9,075,321
National Australia Bank, Ltd.
    2.250%, 07/01/19                                       15,626   15,585,400
##  2.400%, 12/09/19                                        8,492    8,463,980
    2.625%, 07/23/20                                        5,339    5,339,409
    2.625%, 01/14/21                                        2,000    1,992,980
    3.000%, 05/12/21                                   AUD  6,000    4,855,216
    1.875%, 07/12/21                                        5,500    5,323,542
    2.800%, 01/10/22                                       24,500   24,363,326
#   2.500%, 05/22/22                                       42,800   41,891,356
    0.350%, 09/07/22                                   EUR  7,800    9,621,722

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Nationwide Building Society
##  2.350%, 01/21/20                                          480  $   476,521
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19                                       53,652   53,451,288
    1.625%, 03/04/20                                       30,000   29,532,900
    1.875%, 04/14/22                                        5,000    4,837,920
Nestle Holdings, Inc.
    1.875%, 03/09/21                                       10,000    9,788,460
NetApp, Inc.
    3.375%, 06/15/21                                        8,650    8,747,132
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                        9,378    9,359,154
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21                                       16,249   16,121,069
Noble Energy, Inc.
#   4.150%, 12/15/21                                        4,000    4,147,422
Nomura Holdings, Inc.
    2.750%, 03/19/19                                       16,440   16,466,820
Nordea Bank AB
    1.625%, 05/15/18                                        1,923    1,921,732
    2.375%, 04/04/19                                       15,005   15,006,423
##  2.500%, 09/17/20                                        6,000    5,970,619
Nordic Investment Bank
    1.875%, 06/14/19                                        9,471    9,426,960
    2.125%, 02/01/22                                        7,500    7,368,555
Nordstrom, Inc.
    4.750%, 05/01/20                                       13,135   13,634,999
NRW Bank
    1.875%, 07/01/19                                       17,884   17,775,820
Nuveen Finance LLC
##  2.950%, 11/01/19                                        9,568    9,626,870
NVIDIA Corp.
    2.200%, 09/16/21                                        1,830    1,795,542
Occidental Petroleum Corp.
#   4.100%, 02/01/21                                          542      563,280
Omnicom Group, Inc.
    4.450%, 08/15/20                                          550      573,124
OP Corporate Bank P.L.C.
    0.375%, 10/11/22                                   EUR    325      401,787
Oracle Corp.
    2.800%, 07/08/21                                        6,536    6,566,310
    1.900%, 09/15/21                                       97,577   94,997,716
    2.500%, 05/15/22                                        5,000    4,945,945
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                          900      916,240
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  2.500%, 06/15/19                                        5,000    4,997,163
##  3.050%, 01/09/20                                          828      833,839
##  3.375%, 02/01/22                                       10,000   10,069,807

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Pernod Ricard SA
##  5.750%, 04/07/21                                          620  $   673,164
##  4.450%, 01/15/22                                        5,327    5,586,906
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                        5,056    5,088,595
Pfizer, Inc.
    2.100%, 05/15/19                                        5,000    4,992,727
    1.950%, 06/03/21                                       27,847   27,363,953
#   2.200%, 12/15/21                                       15,000   14,788,197
    0.250%, 03/06/22                                   EUR 11,200   13,898,404
Phillips 66 Partners L.P.
    2.646%, 02/15/20                                        6,873    6,861,242
PNC Bank NA
    2.400%, 10/18/19                                       11,500   11,476,960
#   2.300%, 06/01/20                                          200      198,745
    2.600%, 07/21/20                                        4,800    4,797,477
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                        8,670    8,494,236
Progress Energy, Inc.
    4.875%, 12/01/19                                        4,672    4,858,988
Progressive Corp. (The)
    3.750%, 08/23/21                                          706      726,138
Province of Manitoba Canada
    2.050%, 11/30/20                                        3,800    3,740,112
#   2.125%, 05/04/22                                       10,000    9,723,395
Province of Ontario Canada
    4.400%, 04/14/20                                       28,000   29,128,010
    1.875%, 05/21/20                                       15,000   14,768,379
    2.500%, 09/10/21                                       59,530   59,006,177
    1.350%, 03/08/22                                   CAD 20,000   15,610,569
    2.250%, 05/18/22                                        5,000    4,888,468
    3.150%, 06/02/22                                   CAD 19,000   15,914,276
Province of Quebec Canada
    3.500%, 07/29/20                                       53,000   54,238,026
    2.750%, 08/25/21                                       10,000   10,011,468
    2.375%, 01/31/22                                       40,718   40,126,087
Prudential Financial, Inc.
    2.350%, 08/15/19                                        6,000    5,993,380
    5.375%, 06/21/20                                        1,700    1,806,861
#   4.500%, 11/15/20                                        7,000    7,348,015
PSEG Power LLC
    2.450%, 11/15/18                                        6,831    6,842,861
    5.125%, 04/15/20                                       11,108   11,678,600
Puget Energy, Inc.
    6.500%, 12/15/20                                        3,363    3,694,591
QUALCOMM, Inc.
    2.250%, 05/20/20                                        8,235    8,163,631
Regions Financial Corp.
    3.200%, 02/08/21                                       10,500   10,585,116
Republic of Austria Government Bond
##  0.0%, 09/20/22                                     EUR  4,000    4,949,393

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
Republic Services, Inc.
    5.500%, 09/15/19                                        4,473  $ 4,677,184
Roper Technologies, Inc.
    2.050%, 10/01/18                                        1,500    1,498,113
    2.800%, 12/15/21                                        1,000      992,125
Royal Bank of Canada
#   2.125%, 03/02/20                                       22,338   22,150,362
    2.150%, 03/06/20                                        3,715    3,687,231
    2.350%, 10/30/20                                        7,428    7,382,566
    2.500%, 01/19/21                                       12,750   12,678,626
    2.750%, 02/01/22                                       24,000   23,916,643
    1.968%, 03/02/22                                   CAD 10,000    7,918,699
Ryder System, Inc.
    2.500%, 03/01/18                                        2,902    2,901,993
    2.650%, 03/02/20                                        7,000    6,996,990
Santander Holdings USA, Inc.
    2.650%, 04/17/20                                        3,000    2,990,160
Santander UK Group Holdings P.L.C.
#   3.125%, 01/08/21                                       15,000   15,016,500
Santander UK P.L.C.
    2.375%, 03/16/20                                        2,824    2,809,358
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                       19,864   19,793,975
    3.500%, 06/15/22                                       10,000    9,989,067
Sempra Energy
    2.850%, 11/15/20                                        5,400    5,418,679
Shell International Finance BV
    2.000%, 11/15/18                                       10,526   10,520,559
#   4.300%, 09/22/19                                        4,471    4,612,483
    4.375%, 03/25/20                                        1,250    1,299,238
    2.125%, 05/11/20                                       17,155   17,021,746
    2.250%, 11/10/20                                       18,999   18,844,869
    1.875%, 05/10/21                                       32,626   31,864,835
    1.750%, 09/12/21                                       27,855   26,944,602
Skandinaviska Enskilda Banken AB
    1.250%, 08/05/22                                   GBP  2,000    2,801,550
Societe Generale SA
##  2.625%, 09/16/20                                       17,000   16,972,780
##  2.500%, 04/08/21                                        4,200    4,143,602
Solvay Finance America LLC
##  3.400%, 12/03/20                                       10,000   10,160,011
Southern Co. (The)
#   2.750%, 06/15/20                                        9,683    9,694,781
Southwest Airlines Co.
    2.750%, 11/06/19                                       17,072   17,129,613
    2.650%, 11/05/20                                        4,500    4,491,269
Starbucks Corp.
    2.100%, 02/04/21                                        1,770    1,747,274
State of North Rhine-Westphalia
    1.625%, 01/22/20                                       23,450   23,101,721

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         --------- ------------
State Street Corp.
    2.550%, 08/18/20                                        10,138 $ 10,144,230
Statoil ASA
    1.150%, 05/15/18                                        11,682   11,658,524
    2.250%, 11/08/19                                         7,500    7,487,233
    2.900%, 11/08/20                                         2,780    2,807,417
    3.150%, 01/23/22                                         2,692    2,729,075
Stryker Corp.
    2.625%, 03/15/21                                         6,121    6,092,086
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19                                         5,865    5,874,813
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                         4,000    4,003,394
#   2.058%, 07/14/21                                        10,000    9,698,216
SunTrust Banks, Inc.
    2.500%, 05/01/19                                         5,055    5,062,202
    2.900%, 03/03/21                                        14,765   14,786,533
Svensk Exportkredit AB
    1.875%, 06/17/19                                         5,836    5,804,777
    1.750%, 08/28/20                                         6,000    5,886,180
    2.375%, 03/09/22                                        10,000    9,881,590
Svenska Handelsbanken AB
    2.500%, 01/25/19                                        26,661   26,727,871
    2.250%, 06/17/19                                         8,942    8,922,934
    2.400%, 10/01/20                                         3,720    3,702,697
    2.450%, 03/30/21                                         1,930    1,914,224
    0.250%, 02/28/22                                 EUR    13,000   16,080,250
    2.625%, 08/23/22                                 EUR     3,000    4,092,574
Swedbank AB
    0.300%, 09/06/22                                 EUR     4,000    4,938,358
Sweden Government Bond
    3.500%, 06/01/22                                 SEK 1,085,000  158,318,655
Sysco Corp.
    2.600%, 10/01/20                                        16,190   16,214,447
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                            74       78,091
Telefonica Emisiones SAU
    3.192%, 04/27/18                                           950      952,506
    5.877%, 07/15/19                                         1,000    1,046,362
#   5.134%, 04/27/20                                        10,180   10,731,569
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19                                           679      679,217
Thomson Reuters Corp.
    3.950%, 09/30/21                                         6,115    6,287,691
Time Warner, Inc.
    4.700%, 01/15/21                                         7,900    8,308,587
Toronto-Dominion Bank (The)
    1.400%, 04/30/18                                         1,779    1,777,190
    2.125%, 07/02/19                                        31,297   31,194,574
#   2.500%, 12/14/20                                        20,000   19,937,097
    2.125%, 04/07/21                                        18,138   17,797,986

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
    1.800%, 07/13/21                                       18,605  $18,024,101
    1.994%, 03/23/22                                   CAD 15,000   11,904,756
Total Capital International SA
    2.125%, 01/10/19                                        9,066    9,067,744
    2.100%, 06/19/19                                       27,483   27,438,820
    2.750%, 06/19/21                                        6,000    6,015,540
    2.875%, 02/17/22                                        7,000    7,021,721
Total Capital SA
    4.125%, 01/28/21                                       10,000   10,432,307
Total System Services, Inc.
    2.375%, 06/01/18                                        4,011    4,014,806
Toyota Credit Canada, Inc.
    2.020%, 02/28/22                                   CAD 10,000    7,932,195
    2.350%, 07/18/22                                   CAD 10,000    8,007,967
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                       24,526   24,524,359
#   2.125%, 07/18/19                                       11,845   11,813,461
    4.500%, 06/17/20                                        9,300    9,745,699
#   1.900%, 04/08/21                                       40,243   39,429,522
    2.750%, 05/17/21                                        8,500    8,520,671
    2.600%, 01/11/22                                        5,988    5,944,222
    3.300%, 01/12/22                                        1,484    1,513,715
    0.750%, 07/21/22                                   EUR  2,080    2,627,890
Tyson Foods, Inc.
    2.650%, 08/15/19                                       19,752   19,810,746
UBS AG
    2.375%, 08/14/19                                        2,778    2,771,849
    2.350%, 03/26/20                                        6,079    6,056,801
Unedic Asseo
    0.875%, 10/25/22                                   EUR 27,300   34,923,474
Union Pacific Corp.
    2.250%, 02/15/19                                        1,189    1,188,770
UnitedHealth Group, Inc.
    4.700%, 02/15/21                                        2,040    2,151,309
Unum Group
    3.000%, 05/15/21                                        1,000      998,728
US Bank NA
    2.125%, 10/28/19                                        3,432    3,413,310
USAA Capital Corp.
##  2.000%, 06/01/21                                        5,000    4,861,121
Valero Energy Corp.
    9.375%, 03/15/19                                        5,009    5,388,462
Verizon Communications, Inc.
    3.125%, 03/16/22                                        7,858    7,878,378
Viacom, Inc.
    2.750%, 12/15/19                                        3,297    3,286,211
Vodafone Group P.L.C.
    5.450%, 06/10/19                                        1,732    1,797,803
    4.375%, 03/16/21                                        4,525    4,744,786
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19                                        7,431    7,395,980

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
##  2.400%, 05/22/20                                        5,911  $ 5,867,436
Walgreen Co.
#   3.100%, 09/15/22                                        4,127    4,092,883
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21                                        4,000    4,043,084
Walt Disney Co. (The)
    2.150%, 09/17/20                                        6,482    6,437,493
WEC Energy Group, Inc.
    2.450%, 06/15/20                                       14,176   14,145,912
Wells Fargo & Co.
    2.125%, 04/22/19                                        4,083    4,072,238
#   2.600%, 07/22/20                                        8,000    7,991,040
Western Australian Treasury Corp.
    2.750%, 10/20/22                                   AUD 27,000   21,829,937
Westpac Banking Corp.
#   4.875%, 11/19/19                                        3,645    3,796,360
#   2.600%, 11/23/20                                       29,052   28,979,997
    2.100%, 05/13/21                                        7,632    7,464,352
    2.800%, 01/11/22                                       15,512   15,445,196
    2.500%, 06/28/22                                        9,789    9,601,021
Wm Wrigley Jr Co.
##  2.900%, 10/21/19                                        1,484    1,492,904
Wyndham Worldwide Corp.
    2.500%, 03/01/18                                        7,146    7,144,575

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
      4.250%, 03/01/22                                     2,967 $    2,997,723
Xcel Energy, Inc.
      2.400%, 03/15/21                                     4,070      4,022,989
Xerox Corp.
      4.070%, 03/17/22                                    10,246     10,420,215
Xilinx, Inc.
      2.125%, 03/15/19                                     3,769      3,752,101
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20                                     4,632      4,616,901
Zoetis, Inc.
      3.450%, 11/13/20                                    12,400     12,634,638
                                                                 --------------
TOTAL BONDS                                                       5,754,660,456
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Notes
      1.250%, 10/31/21                                    25,000     23,962,891
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       5,791,779,673
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund                   6,989,969     80,880,931
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $5,891,295,295)^^                                          $5,872,660,604
                                                                 ==============

At January 31, 2018, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                   UNREALIZED
                                                                                    FOREIGN
                                                                                    EXCHANGE
                                                                    SETTLEMENT    APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD         COUNTERPARTY               DATE      (DEPRECIATION)
------------------   --------------- ---------------------------- -------------- --------------
USD    96,674,926    AUD 119,766,864 State Street Bank and Trust     04/24/18     $    182,172
                                                                                  ------------
                                                                      TOTAL
                                                                   APPRECIATION   $    182,172
USD   144,719,975    EUR 119,368,888 Bank of America Corp.           03/26/18     $ (3,996,171)
USD    80,416,504    SEK 653,240,954 Bank of America Corp.           03/28/18       (2,792,849)
USD    82,395,129    SEK 669,394,756 JP Morgan                       03/29/18       (2,878,149)
USD     9,755,859    EUR   7,938,776 Bank of America Corp.           04/04/18         (140,961)
USD    16,989,770    EUR  13,645,536 UBS AG                          04/04/18          (21,342)
USD    17,615,799    EUR  14,339,006 Bank of America Corp.           04/04/18         (259,823)
USD    29,975,722    EUR  24,778,357 State Street Bank and Trust     04/04/18         (914,044)
USD    42,803,484    EUR  35,272,955 UBS AG                          04/04/18       (1,169,298)
USD    76,188,688    SEK 620,000,000 State Street Bank and Trust     04/06/18       (2,837,377)
USD    76,399,206    SEK 621,508,763 State Street Bank and Trust     04/09/18       (2,835,299)
USD   150,516,134    EUR 122,473,051 State Street Bank and Trust     04/17/18       (2,296,775)
USD     2,805,716    GBP   2,000,341 Bank of America Corp.           04/19/18          (43,004)
USD    98,373,987    CAD 122,460,140 State Street Bank and Trust     04/20/18       (1,278,905)
                                                                                  ------------
                                                                      TOTAL
                                                                  (DEPRECIATION)  $(21,463,997)
                                                                      TOTAL
                                                                   APPRECIATION
                                                                  (DEPRECIATION)  $(21,281,825)
                                                                                  ============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                               ------- --------------  ------- --------------
Agency Obligations               --    $   13,156,326    --    $   13,156,326
Bonds                            --     5,754,660,456    --     5,754,660,456
U.S. Treasury Obligations        --        23,962,891    --        23,962,891
Securities Lending Collateral    --        80,880,931    --        80,880,931
Forward Currency Contracts**     --       (21,281,825)   --       (21,281,825)
                                 --    --------------    --    --------------
TOTAL                            --    $5,851,378,779    --    $5,851,378,779
                                 ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
AGENCY OBLIGATIONS -- (3.0%)
Federal Farm Credit Bank
    2.630%, 08/03/26                                      $ 3,173 $ 3,088,992
    5.770%, 01/05/27                                        1,058   1,284,065
Federal Home Loan Bank
    5.750%, 06/12/26                                        1,260   1,520,273
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29                                        8,814  11,970,329
    6.750%, 03/15/31                                        1,000   1,389,624
    6.250%, 07/15/32                                        1,000   1,361,426
Federal National Mortgage Association
    6.250%, 05/15/29                                       17,628  22,961,581
    7.125%, 01/15/30                                        3,526   4,943,734
    6.625%, 11/15/30                                        2,000   2,743,640
Tennessee Valley Authority
    6.750%, 11/01/25                                        3,596   4,545,038
    7.125%, 05/01/30                                        3,608   5,058,304
                                                                  -----------
TOTAL AGENCY OBLIGATIONS                                           60,867,006
                                                                  -----------
BONDS -- (86.6%)
21st Century Fox America, Inc.
    3.700%, 09/15/24                                        2,468   2,539,385
3M Co.
    2.875%, 10/15/27                                       27,127  26,267,364
Abbott Laboratories
    2.950%, 03/15/25                                        6,870   6,666,761
AbbVie, Inc.
    3.600%, 05/14/25                                        9,500   9,582,563
Activision Blizzard, Inc.
    3.400%, 06/15/27                                          600     585,817
Adobe Systems, Inc.
#   3.250%, 02/01/25                                        1,058   1,066,244
Advance Auto Parts, Inc.
#   4.500%, 12/01/23                                        1,500   1,559,829
Aetna, Inc.
    3.500%, 11/15/24                                        4,942   4,957,916
Affiliated Managers Group, Inc.
    3.500%, 08/01/25                                        1,410   1,388,916
Aflac, Inc.
    3.625%, 11/15/24                                        1,099   1,125,940
    3.250%, 03/17/25                                        6,064   6,064,782
Ahold Finance USA LLC
    6.875%, 05/01/29                                          388     469,732
Airbus SE
##  3.150%, 04/10/27                                        1,000     983,724
Alabama Power Co.
    2.800%, 04/01/25                                        1,410   1,355,663
Albemarle Corp.
    4.150%, 12/01/24                                        3,335   3,478,197
Allergan Funding SCS
#   3.800%, 03/15/25                                        9,592   9,631,048

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Alphabet, Inc.
     1.998%, 08/15/26                                      $ 4,000 $ 3,680,979
American Express Credit Corp.
     3.300%, 05/03/27                                        8,500   8,422,958
American Honda Finance Corp.
     2.300%, 09/09/26                                        1,500   1,392,208
American International Group, Inc.
#    4.125%, 02/15/24                                        3,763   3,908,304
     3.750%, 07/10/25                                        2,000   2,021,985
#    3.900%, 04/01/26                                        4,000   4,064,861
American Water Capital Corp.
     3.850%, 03/01/24                                        1,166   1,208,399
Ameriprise Financial, Inc.
#    3.700%, 10/15/24                                        7,090   7,249,912
     2.875%, 09/15/26                                        1,000     957,540
AmerisourceBergen Corp.
     3.400%, 05/15/24                                          673     676,859
Amgen, Inc.
     3.625%, 05/22/24                                        3,526   3,608,564
#    3.125%, 05/01/25                                        2,763   2,729,353
#    2.600%, 08/19/26                                        3,000   2,824,949
Analog Devices, Inc.
     3.900%, 12/15/25                                        4,502   4,597,192
Anglo American Capital P.L.C.
###  4.750%, 04/10/27                                        5,000   5,208,463
###  4.000%, 09/11/27                                        4,600   4,549,300
Anheuser-Busch InBev Finance, Inc.
     3.650%, 02/01/26                                        8,000   8,091,944
Anthem, Inc.
     3.500%, 08/15/24                                        3,491   3,523,060
ANZ New Zealand International Ltd.
##   3.450%, 07/17/27                                       15,000  14,796,606
Aon P.L.C.
     3.500%, 06/14/24                                        4,331   4,353,662
AP Moller - Maersk A.S.
##   3.750%, 09/22/24                                        1,000     988,501
##   3.875%, 09/28/25                                        1,914   1,884,249
Apple, Inc.
#    2.500%, 02/09/25                                        2,763   2,645,650
#    3.250%, 02/23/26                                        1,000     998,658
#    3.350%, 02/09/27                                        9,500   9,515,112
#    3.200%, 05/11/27                                       13,405  13,279,622
#    3.000%, 06/20/27                                        6,800   6,615,651
     2.900%, 09/12/27                                          551     531,958
#    3.000%, 11/13/27                                       11,000  10,673,689
Applied Materials, Inc.
     3.300%, 04/01/27                                        1,111   1,103,093
Archer-Daniels-Midland Co.
     2.500%, 08/11/26                                        5,613   5,261,513
Arizona Public Service Co.
     3.150%, 05/15/25                                        3,349   3,307,944

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
Arrow Electronics, Inc.
        3.875%, 01/12/28                                  $ 3,530 $ 3,500,222
Assurant, Inc.
        4.000%, 03/15/23                                    3,526   3,555,929
AstraZeneca P.L.C.
        3.375%, 11/16/25                                    8,300   8,266,641
AT&T, Inc.
        3.950%, 01/15/25                                    1,087   1,097,158
#       3.400%, 05/15/25                                    8,182   7,966,769
Australia & New Zealand Banking Group, Ltd.
        3.700%, 11/16/25                                    5,000   5,149,333
Autodesk, Inc.
        4.375%, 06/15/25                                    6,017   6,220,120
        3.500%, 06/15/27                                    5,375   5,218,806
Automatic Data Processing, Inc.
        3.375%, 09/15/25                                    5,000   5,096,105
AutoZone, Inc.
        3.250%, 04/15/25                                    3,133   3,068,035
Avnet, Inc.
#       4.625%, 04/15/26                                    5,850   5,953,624
Bank of America Corp.
        4.000%, 04/01/24                                    3,239   3,364,508
Bank of America Corp. Floating Rate Note
#(r)##  3.419%, 12/20/28                                    2,918   2,872,441
Bank of New York Mellon Corp. (The)
        3.000%, 02/24/25                                    1,410   1,389,798
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
        3.250%, 09/08/24                                    1,763   1,757,101
Barclays P.L.C.
#       3.650%, 03/16/25                                    6,080   5,994,351
        4.375%, 01/12/26                                    2,700   2,768,791
BAT International Finance P.L.C.
#       3.950%, 06/15/25                                    1,500   1,534,967
Baxter International, Inc.
#       2.600%, 08/15/26                                    5,578   5,202,635
Bayer U.S. Finance LLC
##      3.375%, 10/08/24                                    8,831   8,804,836
Beam Suntory, Inc.
        3.250%, 06/15/23                                    2,195   2,172,903
Bed Bath & Beyond, Inc.
#       3.749%, 08/01/24                                      700     689,884
Berkshire Hathaway, Inc.
        3.125%, 03/15/26                                   40,552  40,067,110
Biogen, Inc.
#       4.050%, 09/15/25                                    8,000   8,305,342
BlackRock, Inc.
        3.200%, 03/15/27                                   17,645  17,533,708

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
BMW U.S. Capital LLC
##  2.800%, 04/11/26                                      $ 5,500 $ 5,280,499
##  3.300%, 04/06/27                                        4,000   3,972,242
Boeing Co. (The)
    2.500%, 03/01/25                                        3,526   3,397,967
Boston Scientific Corp.
    4.125%, 10/01/23                                          811     837,555
BP Capital Markets P.L.C.
    3.535%, 11/04/24                                        1,234   1,265,205
#   3.017%, 01/16/27                                        7,000   6,815,325
BPCE SA
    4.000%, 04/15/24                                        7,164   7,455,467
British Columbia, Province of Canada
    6.500%, 01/15/26                                        4,363   5,399,634
Brown & Brown, Inc.
    4.200%, 09/15/24                                        5,261   5,410,596
Buckeye Partners L.P.
#   4.150%, 07/01/23                                        1,058   1,072,220
    3.950%, 12/01/26                                        2,275   2,197,661
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25                                        2,357   2,339,231
    7.000%, 12/15/25                                          472     587,311
CA, Inc.
#   4.700%, 03/15/27                                        7,900   8,136,203
Campbell Soup Co.
    3.300%, 03/19/25                                        4,229   4,210,813
Canadian Natural Resources, Ltd.
    7.200%, 01/15/32                                        2,950   3,786,269
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                        1,666   1,621,842
    3.700%, 02/01/26                                        2,115   2,155,002
Capital One Financial Corp.
#   3.750%, 04/24/24                                        1,939   1,966,957
Cardinal Health, Inc.
#   3.410%, 06/15/27                                        9,000   8,677,171
CBS Corp.
#   3.500%, 01/15/25                                        1,058   1,053,283
#   4.000%, 01/15/26                                        1,000   1,013,883
    2.900%, 01/15/27                                        4,600   4,261,218
Celgene Corp.
#   3.625%, 05/15/24                                        1,763   1,782,617
Charles Schwab Corp. (The)
    3.000%, 03/10/25                                        4,689   4,608,659
Chevron Corp.
#   2.954%, 05/16/26                                       25,893  25,351,966
Chubb INA Holdings, Inc.
    3.350%, 05/15/24                                        2,820   2,846,331
Cigna Corp.
    3.250%, 04/15/25                                        5,750   5,666,789
Cisco Systems, Inc.
#   2.500%, 09/20/26                                        3,000   2,850,563

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Citigroup, Inc.
     3.750%, 06/16/24                                      $ 1,410 $ 1,437,492
#    3.300%, 04/27/25                                        6,231   6,175,222
Clorox Co. (The)
     3.500%, 12/15/24                                        1,763   1,797,943
CME Group, Inc.
     3.000%, 03/15/25                                          471     467,370
CMS Energy Corp.
     3.875%, 03/01/24                                          705     726,093
     3.600%, 11/15/25                                        2,800   2,809,723
CNA Financial Corp.
     4.500%, 03/01/26                                        6,830   7,151,062
Coca-Cola Co. (The)
#    2.250%, 09/01/26                                        3,500   3,287,304
#    2.900%, 05/25/27                                        8,000   7,829,663
Comcast Corp.
#    3.375%, 08/15/25                                        1,234   1,241,489
     3.150%, 03/01/26                                        4,000   3,936,490
Commonwealth Bank of Australia
##   2.850%, 05/18/26                                       18,373  17,528,761
ConocoPhillips Co.
#    4.950%, 03/15/26                                        5,000   5,571,350
Consolidated Edison Co. of New York, Inc.
     3.300%, 12/01/24                                          705     709,800
Cooperatieve Rabobank UA
#    3.375%, 05/21/25                                       13,000  13,056,662
Corning, Inc.
#    3.700%, 11/15/23                                        1,493   1,510,620
Cox Communications, Inc.
###  3.850%, 02/01/25                                        5,741   5,811,313
Credit Agricole SA
     3.875%, 04/15/24                                        5,678   5,877,309
Credit Suisse AG
#    3.625%, 09/09/24                                        6,299   6,403,073
CSX Corp.
#    3.400%, 08/01/24                                        3,000   3,024,242
CVS Health Corp.
     3.375%, 08/12/24                                        5,243   5,171,763
     3.875%, 07/20/25                                        3,210   3,239,159
Daimler Finance North America LLC
##   3.250%, 08/01/24                                        1,128   1,128,697
     8.500%, 01/18/31                                        5,588   8,302,485
Deere & Co.
     5.375%, 10/16/29                                          650     766,791
Deutsche Bank AG
     3.700%, 05/30/24                                        5,781   5,750,727
     4.100%, 01/13/26                                        3,000   3,000,519
Discovery Communications LLC
#    3.250%, 04/01/23                                          353     347,435
     3.450%, 03/15/25                                        4,263   4,146,784
#    4.900%, 03/11/26                                        4,000   4,222,583

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Dominion Energy Gas Holdings LLC
    3.600%, 12/15/24                                       $ 1,763 $ 1,775,297
Dominion Energy, Inc.
    3.625%, 12/01/24                                           705     714,426
    3.900%, 10/01/25                                         4,000   4,103,986
Dover Corp.
    3.150%, 11/15/25                                         2,100   2,082,670
Dow Chemical Co. (The)
    3.500%, 10/01/24                                         4,106   4,160,028
DTE Energy Co.
    3.850%, 12/01/23                                           529     544,356
Duke Energy Corp.
    3.750%, 04/15/24                                         2,468   2,532,243
DXC Technology Co.
    4.450%, 09/18/22                                         1,763   1,834,738
    4.750%, 04/15/27                                         8,000   8,373,771
Eastman Chemical Co.
    3.800%, 03/15/25                                         3,023   3,109,251
eBay, Inc.
    3.600%, 06/05/27                                         1,000     976,954
Ecolab, Inc.
    2.700%, 11/01/26                                         2,000   1,898,048
Electricite de France SA
    3.625%, 10/13/25                                         2,000   2,019,332
##  3.625%, 10/13/25                                         5,797   5,853,033
Electronic Arts, Inc.
    4.800%, 03/01/26                                         2,200   2,385,533
Emerson Electric Co.
    3.150%, 06/01/25                                         2,926   2,918,235
Enbridge, Inc.
    4.000%, 10/01/23                                         2,068   2,129,792
#   3.500%, 06/10/24                                           705     703,897
Energy Transfer L.P.
#   4.750%, 01/15/26                                         4,000   4,157,036
Enterprise Products Operating LLC
    3.900%, 02/15/24                                         1,146   1,184,527
#   3.750%, 02/15/25                                         2,000   2,041,192
    3.700%, 02/15/26                                         6,000   6,105,131
EOG Resources, Inc.
    3.150%, 04/01/25                                         6,478   6,379,470
ERAC USA Finance LLC
##  3.850%, 11/15/24                                         2,058   2,098,960
Exelon Corp.
    3.950%, 06/15/25                                           795     814,732
#   3.400%, 04/15/26                                         5,400   5,334,850
Express Scripts Holding Co.
    3.500%, 06/15/24                                         4,596   4,586,068
    3.400%, 03/01/27                                         3,500   3,380,189
Exxon Mobil Corp.
#   3.043%, 03/01/26                                        20,686  20,598,835
FedEx Corp.
    3.200%, 02/01/25                                         2,062   2,057,482

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Fidelity National Information Services, Inc.
    5.000%, 10/15/25                                       $   278 $   301,586
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23                                         4,583   4,750,784
    3.664%, 09/08/24                                         3,950   3,924,195
GATX Corp.
    3.250%, 03/30/25                                         2,820   2,757,716
    3.250%, 09/15/26                                         2,200   2,106,943
General Dynamics Corp.
    2.125%, 08/15/26                                         6,500   5,974,555
General Electric Co.
    6.750%, 03/15/32                                        26,373  34,079,797
General Motors Financial Co., Inc.
#   5.250%, 03/01/26                                         7,000   7,539,761
#   4.350%, 01/17/27                                         3,000   3,052,204
Georgia Power Co.
#   3.250%, 04/01/26                                         3,000   2,956,289
Georgia-Pacific LLC
#   7.750%, 11/15/29                                         4,960   6,870,729
Gilead Sciences, Inc.
#   3.650%, 03/01/26                                         2,000   2,047,160
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24                                         6,346   6,546,322
    3.750%, 05/22/25                                         2,000   2,025,377
    3.750%, 02/25/26                                         1,100   1,110,384
Halliburton Co.
#   3.800%, 11/15/25                                         4,124   4,220,187
Harley-Davidson, Inc.
    3.500%, 07/28/25                                         5,980   6,006,702
Hewlett Packard Enterprise Co.
#   4.900%, 10/15/25                                         8,542   8,945,880
Home Depot, Inc. (The)
#   3.350%, 09/15/25                                         1,403   1,420,988
Honeywell International, Inc.
    2.500%, 11/01/26                                         1,000     948,313
HSBC Holdings P.L.C.
    4.300%, 03/08/26                                         4,000   4,197,949
HSBC USA, Inc.
    3.500%, 06/23/24                                         5,760   5,823,425
Humana, Inc.
    3.850%, 10/01/24                                         4,074   4,159,660
ING Groep NV
#   3.950%, 03/29/27                                         6,550   6,719,169
Ingersoll-Rand Luxembourg Finance SA
#   3.550%, 11/01/24                                         4,280   4,345,649
Inter-American Development Bank
    7.000%, 06/15/25                                         2,115   2,641,531
    6.750%, 07/15/27                                         1,058   1,344,954
Intercontinental Exchange, Inc.
    3.750%, 12/01/25                                         5,750   5,930,320

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
International Business Machines Corp.
#    3.300%, 01/27/27                                      $ 3,191 $ 3,192,841
International Paper Co.
     3.650%, 06/15/24                                        1,058   1,077,101
     3.800%, 01/15/26                                          578     588,971
Interpublic Group of Cos., Inc. (The)
     4.200%, 04/15/24                                        2,151   2,220,411
Intesa Sanpaolo SpA
     5.250%, 01/12/24                                        3,526   3,813,347
###  3.875%, 07/14/27                                        1,500   1,466,933
ITC Holdings Corp.
     3.650%, 06/15/24                                        4,288   4,349,952
Janus Capital Group, Inc.
     4.875%, 08/01/25                                        2,000   2,112,818
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
#    4.850%, 01/15/27                                        3,000   3,153,728
JM Smucker Co. (The)
     3.500%, 03/15/25                                        5,000   5,057,238
John Deere Capital Corp.
     3.350%, 06/12/24                                          846     856,998
Johnson & Johnson
     2.450%, 03/01/26                                       14,500  13,855,067
     6.950%, 09/01/29                                        1,000   1,340,027
Johnson Controls International P.L.C.
     3.625%, 07/02/24                                          541     551,349
JPMorgan Chase & Co.
     3.625%, 05/13/24                                        4,287   4,375,120
     3.900%, 07/15/25                                        4,820   4,988,412
Juniper Networks, Inc.
#    4.500%, 03/15/24                                        2,327   2,413,417
Kellogg Co.
     3.250%, 04/01/26                                        6,741   6,569,701
     7.450%, 04/01/31                                          300     397,064
KeyBank NA
#    3.300%, 06/01/25                                        2,000   2,006,065
Kohl's Corp.
     4.750%, 12/15/23                                        2,861   3,050,556
Koninklijke KPN NV
#    8.375%, 10/01/30                                        4,000   5,358,505
Kraft Heinz Foods Co.
     3.950%, 07/15/25                                        8,000   8,093,865
Kroger Co. (The)
     7.500%, 04/01/31                                        7,725   9,979,950
L3 Technologies, Inc.
     3.950%, 05/28/24                                        1,361   1,390,278
Laboratory Corp. of America Holdings
     4.000%, 11/01/23                                        2,115   2,176,921
     3.600%, 09/01/27                                        3,100   3,039,527

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Legg Mason, Inc.
     3.950%, 07/15/24                                      $ 2,609 $ 2,633,579
     4.750%, 03/15/26                                        3,205   3,381,957
Lincoln National Corp.
     3.350%, 03/09/25                                        8,425   8,356,161
Lloyds Banking Group P.L.C.
     3.750%, 01/11/27                                        5,000   4,982,148
Lockheed Martin Corp.
     2.900%, 03/01/25                                        2,468   2,416,789
Loews Corp.
#    3.750%, 04/01/26                                        5,500   5,616,212
Lowe's Cos., Inc.
     3.375%, 09/15/25                                        3,551   3,580,720
LYB International Finance II BV
#    3.500%, 03/02/27                                        2,000   1,978,720
LyondellBasell Industries NV
     5.750%, 04/15/24                                        3,173   3,571,556
Macquarie Bank, Ltd.
###  3.900%, 01/15/26                                        5,000   5,085,534
Manufacturers & Traders Trust Co.
     2.900%, 02/06/25                                        6,527   6,375,810
Marathon Petroleum Corp.
#    3.625%, 09/15/24                                        4,513   4,572,425
Marsh & McLennan Cos., Inc.
     3.500%, 06/03/24                                        4,583   4,649,628
     3.500%, 03/10/25                                        1,500   1,516,660
Maxim Integrated Products, Inc.
     3.450%, 06/15/27                                        2,950   2,894,726
McDonald's Corp.
     3.700%, 01/30/26                                        9,000   9,180,677
McKesson Corp.
#    3.796%, 03/15/24                                        1,851   1,899,378
Mead Johnson Nutrition Co.
     4.125%, 11/15/25                                        4,200   4,372,554
Medtronic, Inc.
     3.500%, 03/15/25                                        1,000   1,018,579
Merck & Co., Inc.
     2.750%, 02/10/25                                        2,000   1,954,927
Merck Sharp & Dohme Corp.
     6.400%, 03/01/28                                        6,591   8,287,445
MetLife, Inc.
     3.600%, 04/10/24                                        3,000   3,063,142
Microsoft Corp.
     2.700%, 02/12/25                                        1,058   1,035,010
     2.400%, 08/08/26                                       10,000   9,430,450
#    3.300%, 02/06/27                                       22,100  22,295,656
Mitsubishi UFJ Financial Group, Inc.
     3.850%, 03/01/26                                        4,000   4,058,991
     3.677%, 02/22/27                                        2,000   2,008,804
Monsanto Co.
     3.375%, 07/15/24                                          897     898,678
     5.500%, 08/15/25                                        3,984   4,488,049

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Morgan Stanley
     3.875%, 04/29/24                                      $ 5,878 $ 6,033,941
     3.875%, 01/27/26                                        3,000   3,065,510
Mosaic Co. (The)
#    4.250%, 11/15/23                                        1,939   1,998,443
Motorola Solutions, Inc.
     3.500%, 03/01/23                                        1,763   1,753,161
Mylan NV
#    3.950%, 06/15/26                                        7,000   6,952,115
Mylan, Inc.
     4.200%, 11/29/23                                        2,468   2,533,059
Nasdaq, Inc.
#    4.250%, 06/01/24                                        1,551   1,609,893
National Australia Bank, Ltd.
     3.375%, 01/14/26                                        5,000   4,979,888
##   3.500%, 01/10/27                                       14,790  14,777,983
National Oilwell Varco, Inc.
     2.600%, 12/01/22                                        6,068   5,859,457
Nationwide Building Society
##   3.900%, 07/21/25                                        7,000   7,201,153
NIKE, Inc.
#    2.375%, 11/01/26                                       13,135  12,365,647
Noble Energy, Inc.
     3.900%, 11/15/24                                        1,426   1,457,838
#    3.850%, 01/15/28                                        2,000   2,003,420
Nordstrom, Inc.
#    4.000%, 03/15/27                                        4,412   4,340,774
#    6.950%, 03/15/28                                          282     308,446
Norfolk Southern Corp.
     5.640%, 05/17/29                                        2,048   2,360,621
Novartis Capital Corp.
     3.100%, 05/17/27                                       24,278  24,169,633
Nuveen Finance LLC
###  4.125%, 11/01/24                                        5,360   5,561,764
Occidental Petroleum Corp.
     3.400%, 04/15/26                                        5,280   5,323,859
Omnicom Group, Inc.
     3.650%, 11/01/24                                          705     711,271
ONEOK, Inc.
#    4.000%, 07/13/27                                        3,915   3,941,925
Oracle Corp.
     2.950%, 05/15/25                                        8,617   8,484,134
     2.650%, 07/15/26                                        3,000   2,852,824
     3.250%, 11/15/27                                       22,400  22,137,851
#    3.250%, 05/15/30                                        7,966   7,859,116
Pacific Gas & Electric Co.
     3.500%, 06/15/25                                        2,362   2,340,441
Packaging Corp. of America
     4.500%, 11/01/23                                        2,142   2,272,781
Parker-Hannifin Corp.
     3.300%, 11/21/24                                        3,356   3,374,400

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##   3.400%, 11/15/26                                      $ 1,000 $   968,824
PepsiCo, Inc.
     3.500%, 07/17/25                                        4,721   4,819,345
Pernod Ricard SA
###  3.250%, 06/08/26                                        3,000   2,952,882
Perrigo Finance Unlimited Co.
#    3.900%, 12/15/24                                        6,115   6,145,983
#    4.375%, 03/15/26                                        3,000   3,070,171
Pfizer, Inc.
     2.750%, 06/03/26                                       13,770  13,328,302
#    3.000%, 12/15/26                                       11,817  11,647,175
Philip Morris International, Inc.
     3.250%, 11/10/24                                        2,179   2,183,657
Phillips 66 Partners L.P.
     3.550%, 10/01/26                                        4,550   4,434,948
PNC Bank NA
#    3.300%, 10/30/24                                        1,763   1,771,733
     2.950%, 02/23/25                                        4,407   4,315,100
Potash Corp. of Saskatchewan, Inc.
#    3.000%, 04/01/25                                        1,500   1,437,105
Precision Castparts Corp.
     3.250%, 06/15/25                                        3,410   3,434,736
Principal Financial Group, Inc.
     3.400%, 05/15/25                                        1,177   1,173,161
     3.100%, 11/15/26                                          300     290,534
Procter & Gamble Co. (The)
#    2.850%, 08/11/27                                       12,000  11,650,959
Province of Quebec Canada
     7.500%, 09/15/29                                        2,000   2,769,935
Prudential Financial, Inc.
#    3.500%, 05/15/24                                        2,000   2,035,666
PSEG Power LLC
     4.300%, 11/15/23                                        2,122   2,212,561
QUALCOMM, Inc.
#    3.450%, 05/20/25                                        7,026   6,870,452
Quest Diagnostics, Inc.
     3.500%, 03/30/25                                          582     580,831
Reinsurance Group of America, Inc.
     4.700%, 09/15/23                                        2,115   2,240,447
     3.950%, 09/15/26                                        4,358   4,335,663
Roche Holdings, Inc.
###  3.000%, 11/10/25                                        4,000   3,967,615
##   2.625%, 05/15/26                                       13,132  12,569,850
###  2.375%, 01/28/27                                        7,900   7,365,637
Rockwell Automation, Inc.
     2.875%, 03/01/25                                          705     682,716
Rolls-Royce P.L.C.
##   3.625%, 10/14/25                                        4,000   4,060,041

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Royal Bank of Scotland Group P.L.C.
#   4.800%, 04/05/26                                       $ 1,000 $ 1,057,375
Santander Holdings USA, Inc.
#   4.500%, 07/17/25                                         9,000   9,267,388
Santander UK P.L.C.
    4.000%, 03/13/24                                         3,779   3,915,750
Scripps Networks Interactive, Inc.
    3.900%, 11/15/24                                         5,961   5,968,969
Sempra Energy
    4.050%, 12/01/23                                         2,316   2,408,214
    3.550%, 06/15/24                                         3,596   3,632,227
    3.750%, 11/15/25                                         1,000   1,012,227
Shell International Finance BV
#   2.500%, 09/12/26                                        13,600  12,935,185
Shell International Finance BV
#   2.875%, 05/10/26                                        19,051  18,666,847
Sherwin-Williams Co. (The)
    3.450%, 08/01/25                                         5,503   5,484,825
    3.950%, 01/15/26                                         2,200   2,252,785
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                         2,080   2,497,606
Solvay Finance America LLC
##  4.450%, 12/03/25                                         3,000   3,151,780
Southern California Edison Co.
    6.650%, 04/01/29                                           525     653,958
Southern Power Co.
    4.150%, 12/01/25                                         2,000   2,083,887
Southwest Airlines Co.
    3.000%, 11/15/26                                         2,000   1,919,864
Spectra Energy Partners L.P.
    4.750%, 03/15/24                                         2,563   2,746,215
StanCorp Financial Group, Inc.
    5.000%, 08/15/22                                         1,763   1,866,400
Standard Chartered P.L.C.
##  4.050%, 04/12/26                                         1,962   1,976,538
State Street Corp.
    3.300%, 12/16/24                                         8,276   8,348,815
Statoil ASA
##  6.500%, 12/01/28                                         5,000   6,331,619
Stryker Corp.
    3.375%, 05/15/24                                           282     285,503
    3.375%, 11/01/25                                         6,000   6,041,766
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26                                         4,000   4,049,495
    3.544%, 01/17/28                                         6,000   5,937,282
Suncor Energy, Inc.
    3.600%, 12/01/24                                         4,007   4,063,965
Sysco Corp.
    3.750%, 10/01/25                                           700     719,936

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
     3.300%, 07/15/26                                      $ 9,695 $ 9,599,404
Tapestry, Inc.
#    4.250%, 04/01/25                                        8,534   8,652,843
Target Corp.
#    2.500%, 04/15/26                                        9,730   9,216,792
TD Ameritrade Holding Corp.
     3.625%, 04/01/25                                        3,526   3,594,171
TechnipFMC P.L.C.
##   3.450%, 10/01/22                                        1,741   1,716,927
Telefonica Europe BV
#    8.250%, 09/15/30                                        5,475   7,616,540
Thomson Reuters Corp.
     4.300%, 11/23/23                                        2,820   2,961,609
     3.850%, 09/29/24                                          365     371,298
Time Warner, Inc.
     3.550%, 06/01/24                                        2,468   2,472,819
#    3.600%, 07/15/25                                        3,500   3,453,764
     3.800%, 02/15/27                                        2,000   1,975,450
Total System Services, Inc.
     4.800%, 04/01/26                                        5,970   6,382,012
Toyota Motor Credit Corp.
#    3.200%, 01/11/27                                       20,213  20,222,167
#    3.050%, 01/11/28                                       14,430  14,179,389
U.S. Bank NA
     2.800%, 01/27/25                                       10,000   9,739,764
UBS Group Funding Switzerland AG
###  4.125%, 09/24/25                                        9,500   9,815,539
Union Pacific Corp.
     3.250%, 01/15/25                                        8,761   8,863,383
United Technologies Corp.
     7.500%, 09/15/29                                        5,114   6,889,828
UnitedHealth Group, Inc.
#    3.750%, 07/15/25                                        5,333   5,507,666
Unum Group
     4.000%, 03/15/24                                          705     722,204
#    3.875%, 11/05/25                                        9,000   9,028,822
Valero Energy Corp.
     7.500%, 04/15/32                                        1,500   2,000,293
Verizon Communications, Inc.
#    3.500%, 11/01/24                                        3,500   3,521,343
     3.376%, 02/15/25                                        4,916   4,872,256
#    4.125%, 03/16/27                                        2,000   2,055,853
Viacom, Inc.
#    4.250%, 09/01/23                                          353     365,145
#    3.875%, 04/01/24                                        3,711   3,743,764
Visa, Inc.
     3.150%, 12/14/25                                        2,250   2,247,373
Vodafone Group P.L.C.
#    7.875%, 02/15/30                                        7,625  10,190,529
Walgreens Boots Alliance, Inc.
     3.450%, 06/01/26                                        9,000   8,752,030

                                                       FACE
                                                      AMOUNT
                                                      (000)         VALUE+
                                                    ----------- --------------
Walt Disney Co. (The)
#     3.150%, 09/17/25                              $     3,526 $    3,537,026
WEC Energy Group, Inc.
      3.550%, 06/15/25                                    6,200      6,262,819
Wells Fargo & Co.
#     3.000%, 02/19/25                                    3,526      3,457,643
      3.000%, 04/22/26                                    5,000      4,847,913
Westpac Banking Corp.
#     2.850%, 05/13/26                                    1,500      1,432,698
      2.700%, 08/19/26                                   10,595      9,967,498
      3.350%, 03/08/27                                    7,000      6,916,812
WestRock MWV LLC
      8.200%, 01/15/30                                    1,885      2,583,435
      7.950%, 02/15/31                                    3,112      4,285,522
Whirlpool Corp.
#     3.700%, 05/01/25                                    2,468      2,497,797
Williams Partners L.P.
      4.000%, 09/15/25                                    3,000      3,049,938
Wisconsin Electric Power Co.
      3.100%, 06/01/25                                    1,763      1,745,721
Wyndham Worldwide Corp.
#     3.900%, 03/01/23                                    3,904      3,831,392
Xerox Corp.
#     3.800%, 05/15/24                                    2,276      2,272,784
Zimmer Biomet Holdings, Inc.
#     3.550%, 04/01/25                                    3,000      2,952,561
Zoetis, Inc.
      3.000%, 09/12/27                                    1,500      1,437,500
                                                                --------------
TOTAL BONDS                                                      1,774,115,691
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (1.4%)
U.S. Treasury Bonds
      5.375%, 02/15/31                                   23,000     29,640,352
                                                                --------------
TOTAL INVESTMENT SECURITIES                                      1,864,623,049
                                                                --------------

                                                      SHARES
                                                    -----------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund                 15,849,059    183,389,457
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,076,034,879)^^                                         $2,048,012,506
                                                                ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
 Agency Obligations                --    $   60,867,006   --    $   60,867,006
 Bonds                             --     1,774,115,691   --     1,774,115,691
 U.S. Treasury Obligations         --        29,640,352   --        29,640,352
 Securities Lending Collateral     --       183,389,457   --       183,389,457
                                   --    --------------   --    --------------
 TOTAL                             --    $2,048,012,506   --    $2,048,012,506
                                   ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (94.3%)

AUSTRALIA -- (2.9%)
Australia & New Zealand Banking Group, Ltd.
    2.625%, 05/19/22                                         1,000  $   983,420
BHP Billiton Finance USA, Ltd.
    2.875%, 02/24/22                                           929      931,528
BHP Billiton Finance, Ltd.
    0.750%, 10/28/22                                    EUR  2,554    3,209,844
Commonwealth Bank of Australia
##  2.750%, 03/10/22                                           991      981,246
Macquarie Group, Ltd.
##  6.000%, 01/14/20                                         1,150    1,217,035
National Australia Bank, Ltd.
    2.800%, 01/10/22                                         1,000      994,421
    2.500%, 05/22/22                                         5,500    5,383,235
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18                                           835      839,885
Westpac Banking Corp.
    2.500%, 06/28/22                                         2,500    2,451,992
                                                                    -----------
TOTAL AUSTRALIA                                                      16,992,606
                                                                    -----------
BELGIUM -- (0.7%)
Anheuser-Busch InBev SA
    0.875%, 03/17/22                                    EUR  3,272    4,136,610
                                                                    -----------
CANADA -- (4.9%)
Bank of Montreal
    1.900%, 08/27/21                                         1,000      969,265
Bank of Nova Scotia (The)
    4.375%, 01/13/21                                         1,300    1,359,281
#   2.700%, 03/07/22                                         2,000    1,975,686
    0.375%, 04/06/22                                    EUR  1,000    1,237,912
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22                                         2,000    1,967,015
    2.300%, 07/11/22                                    CAD  3,000    2,403,512
Canadian National Railway Co.
    2.850%, 12/15/21                                           565      567,719
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21                                         2,800    2,843,280
Cenovus Energy, Inc.
    5.700%, 10/15/19                                           800      836,320
    3.000%, 08/15/22                                           800      786,045
Enbridge, Inc.
    2.900%, 07/15/22                                         2,167    2,132,182
Goldcorp, Inc.
    3.625%, 06/09/21                                         1,700    1,724,778
Husky Energy, Inc.
    7.250%, 12/15/19                                           925      998,493
Kinross Gold Corp.
#   5.125%, 09/01/21                                         1,250    1,312,500

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
Province of Ontario Canada
    2.250%, 05/18/22                                         1,000  $   977,693
Rogers Communications, Inc.
    4.000%, 06/06/22                                    CAD  2,500    2,128,984
Teck Resources, Ltd.
    4.750%, 01/15/22                                         1,000    1,035,000
Toronto-Dominion Bank (The)
    2.125%, 04/07/21                                         1,000      981,254
    1.800%, 07/13/21                                         1,000      968,777
Videotron, Ltd.
    5.000%, 07/15/22                                         1,150    1,198,875
                                                                    -----------
TOTAL CANADA                                                         28,404,571
                                                                    -----------
DENMARK -- (0.6%)
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20                                         1,000    1,000,102
Danske Bank A.S.
##  2.750%, 09/17/20                                         1,500    1,500,267
##  2.800%, 03/10/21                                           700      699,886
                                                                    -----------
TOTAL DENMARK                                                         3,200,255
                                                                    -----------
FINLAND -- (0.2%)
Nokia Oyj
#   3.375%, 06/12/22                                         1,228    1,200,861
                                                                    -----------
FRANCE -- (3.9%)
Air Liquide Finance SA
    0.500%, 06/13/22                                    EUR  3,700    4,627,636
BNP Paribas SA
    5.000%, 01/15/21                                           531      564,538
    0.500%, 06/01/22                                    EUR  2,800    3,487,290
BPCE SA
    2.650%, 02/03/21                                           700      695,956
    2.750%, 12/02/21                                         1,000      991,614
    1.125%, 12/14/22                                    EUR  1,200    1,536,790
Danone SA
##  2.077%, 11/02/21                                         2,770    2,684,953
Electricite de France SA
    3.875%, 01/18/22                                    EUR    500      704,325
Orange SA
    5.375%, 07/08/19                                           200      207,892
    4.125%, 09/14/21                                           900      943,065
Pernod Ricard SA
##  5.750%, 04/07/21                                         2,000    2,171,495
Societe Generale SA
##  2.625%, 09/16/20                                         1,000      998,399
##  2.500%, 04/08/21                                         1,000      986,572
    4.250%, 07/13/22                                    EUR  1,500    2,174,271
                                                                    -----------
TOTAL FRANCE                                                         22,774,796
                                                                    -----------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
GERMANY -- (4.5%)
BMW Finance NV
    1.250%, 09/05/22                                    EUR    600  $   771,160
BMW US Capital LLC
##  2.000%, 04/11/21                                         2,335    2,284,697
    0.625%, 04/20/22                                    EUR    750      939,684
Daimler Canada Finance, Inc.
    2.230%, 12/16/21                                    CAD  2,000    1,598,472
Daimler Finance North America LLC
##  2.850%, 01/06/22                                         2,500    2,485,575
Deutsche Bank AG
    2.950%, 08/20/20                                         1,000      995,755
#   3.125%, 01/13/21                                           500      499,956
    1.500%, 01/20/22                                    EUR  1,700    2,168,698
Deutsche Telekom International Finance BV
##  1.950%, 09/19/21                                         1,500    1,452,270
    4.250%, 07/13/22                                    EUR    800    1,164,244
EMD Finance LLC
##  2.950%, 03/19/22                                         3,288    3,268,106
Siemens Financieringsmaatschappij NV
##  1.700%, 09/15/21                                         1,000      963,820
    2.900%, 05/27/22                                         1,500    1,502,649
T-Mobile USA, Inc.
#   4.000%, 04/15/22                                         1,239    1,263,006
Volkswagen Leasing GmbH
    2.125%, 04/04/22                                    EUR    900    1,187,576
    2.375%, 09/06/22                                    EUR  1,800    2,402,557
ZF North America Capital, Inc.
##  4.500%, 04/29/22                                         1,099    1,131,970
                                                                    -----------
TOTAL GERMANY                                                        26,080,195
                                                                    -----------
IRELAND -- (1.8%)
Allergan Funding SCS
    3.450%, 03/15/22                                         3,000    3,017,391
Eaton Corp.
    2.750%, 11/02/22                                         1,500    1,484,656
Ireland Government Bond
    0.0%, 10/18/22                                      EUR  3,900    4,794,965
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                         1,180    1,187,607
                                                                    -----------
TOTAL IRELAND                                                        10,484,619
                                                                    -----------
ITALY -- (1.3%)
Enel Finance International NV
    5.000%, 09/14/22                                    EUR    622      936,032
Intesa Sanpaolo SpA
#   3.875%, 01/15/19                                         1,075    1,089,860
    0.875%, 06/27/22                                    EUR  1,000    1,254,307
##  3.125%, 07/14/22                                         1,000      985,728

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
ITALY -- (Continued)
Italy Buoni Poliennali Del Tesoro
     1.200%, 04/01/22                                   EUR  2,820  $ 3,584,568
                                                                    -----------
TOTAL ITALY                                                           7,850,495
                                                                    -----------
JAPAN -- (4.4%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
     0.875%, 03/11/22                                   EUR  2,068    2,605,776
Beam Suntory, Inc.
     1.750%, 06/15/18                                          200      199,694
Daiwa Securities Group, Inc.
##   3.129%, 04/19/22                                        1,500    1,489,381
Honda Canada Finance, Inc.
     2.268%, 07/15/22                                   CAD  5,500    4,387,390
Japan Bank for International Cooperation
     2.000%, 11/04/21                                        2,000    1,942,106
Mizuho Financial Group, Inc.
##   2.632%, 04/12/21                                          800      790,204
     2.953%, 02/28/22                                        2,000    1,979,396
Nissan Motor Acceptance Corp.
##   2.550%, 03/08/21                                        1,100    1,091,340
##   2.650%, 07/13/22                                        1,000      979,535
##   2.600%, 09/28/22                                        1,000      977,223
SoftBank Group Corp.
##   4.500%, 04/15/20                                        1,310    1,331,353
Sumitomo Mitsui Banking Corp.
     1.000%, 01/19/22                                   EUR  1,000    1,267,098
Sumitomo Mitsui Financial Group, Inc.
     2.058%, 07/14/21                                        1,000      969,822
Toyota Motor Credit Corp.
     2.600%, 01/11/22                                        5,776    5,733,771
                                                                    -----------
TOTAL JAPAN                                                          25,744,089
                                                                    -----------
LUXEMBOURG -- (0.2%)
ArcelorMittal
     5.125%, 06/01/20                                        1,243    1,298,935
                                                                    -----------
NETHERLANDS -- (1.8%)
Heineken NV
###  3.400%, 04/01/22                                        1,011    1,028,503
ING Bank NV
##   2.750%, 03/22/21                                        1,500    1,496,121
     4.500%, 02/21/22                                   EUR  1,000    1,449,345
ING Groep NV
     0.750%, 03/09/22                                   EUR  1,600    2,006,380
Koninklijke Philips NV
     3.750%, 03/15/22                                        1,000    1,028,243
LyondellBasell Industries NV
     6.000%, 11/15/21                                        1,677    1,845,523

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
NETHERLANDS -- (Continued)
Mylan NV
     3.750%, 12/15/20                                          885  $   903,091
Shell International Finance BV
     1.875%, 05/10/21                                        1,000      976,670
                                                                    -----------
TOTAL NETHERLANDS                                                    10,733,876
                                                                    -----------
SPAIN -- (1.3%)
Iberdrola Finance Ireland DAC
##   5.000%, 09/11/19                                           99      102,522
Santander Holdings USA, Inc.
     2.650%, 04/17/20                                          800      797,376
Santander UK Group Holdings P.L.C.
     2.875%, 08/05/21                                        1,000      988,152
Santander UK P.L.C.
     2.375%, 03/16/20                                          130      129,326
Spain Government Bond
     0.450%, 10/31/22                                   EUR  3,000    3,734,374
Telefonica Emisiones SAU
     5.134%, 04/27/20                                          200      210,836
     5.462%, 02/16/21                                        1,185    1,277,050
     2.242%, 05/27/22                                   EUR    400      533,577
                                                                    -----------
TOTAL SPAIN                                                           7,773,213
                                                                    -----------
SWEDEN -- (0.2%)
Telefonaktiebolaget LM Ericsson
#    4.125%, 05/15/22                                        1,300    1,302,270
                                                                    -----------
SWITZERLAND -- (0.7%)
ABB Finance USA, Inc.
     2.875%, 05/08/22                                          500      502,530
Credit Suisse AG
     3.000%, 10/29/21                                        1,457    1,463,792
Credit Suisse Group Funding Guernsey, Ltd.
     1.250%, 04/14/22                                   EUR  1,600    2,040,015
                                                                    -----------
TOTAL SWITZERLAND                                                     4,006,337
                                                                    -----------
UNITED KINGDOM -- (7.0%)
Anglo American Capital P.L.C.
##   4.125%, 04/15/21                                          200      204,850
     3.500%, 03/28/22                                   EUR  1,800    2,477,063
##   3.750%, 04/10/22                                        1,000    1,011,040
Aon P.L.C.
     2.800%, 03/15/21                                        1,500    1,495,826
AstraZeneca P.L.C.
     2.375%, 11/16/20                                        2,250    2,241,435
#    2.375%, 06/12/22                                        1,500    1,466,089
BAE Systems Holdings, Inc.
###  2.850%, 12/15/20                                        1,650    1,646,684

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
Barclays P.L.C.
    2.750%, 11/08/19                                         1,000  $   999,815
    1.500%, 04/01/22                                    EUR  1,100    1,409,844
BAT International Finance P.L.C.
    3.625%, 11/09/21                                    EUR    700      971,108
    1.000%, 05/23/22                                    EUR  1,333    1,682,515
##  3.250%, 06/07/22                                         1,000    1,003,256
Baxalta, Inc.
    2.875%, 06/23/20                                           400      400,521
BP Capital Markets P.L.C.
    3.561%, 11/01/21                                         2,000    2,055,473
    1.373%, 03/03/22                                    EUR  2,146    2,776,264
British Telecommunications P.L.C.
    0.500%, 06/23/22                                    EUR  3,100    3,838,497
CNH Industrial Capital LLC
    3.875%, 10/15/21                                         1,000    1,020,800
    4.375%, 04/05/22                                           250      258,203
Coca-Cola European Partners P.L.C.
    0.750%, 02/24/22                                    EUR    950    1,192,343
Coca-Cola European Partners US LLC
    4.500%, 09/01/21                                           270      284,558
GlaxoSmithKline Capital P.L.C.
#   2.850%, 05/08/22                                         1,000    1,003,024
HSBC Holdings P.L.C.
#   3.400%, 03/08/21                                         1,000    1,014,129
    4.000%, 03/30/22                                           700      725,698
Lloyds Bank P.L.C.
    2.700%, 08/17/20                                           800      799,324
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21                                         1,000    1,002,027
    3.000%, 01/11/22                                           600      596,608
Nationwide Building Society
##  2.450%, 07/27/21                                         2,000    1,970,107
    1.125%, 06/03/22                                    EUR  1,600    2,041,056
Sky P.L.C.
##  2.625%, 09/16/19                                           750      751,857
Unilever NV
    0.500%, 02/03/22                                    EUR  1,125    1,405,794
Vodafone Group P.L.C.
#   2.500%, 09/26/22                                         1,000      977,673
                                                                    -----------
TOTAL UNITED KINGDOM                                                 40,723,481
                                                                    -----------
UNITED STATES -- (57.9%) 21st Century Fox America, Inc.
    4.500%, 02/15/21                                         1,000    1,055,347
Abbott Laboratories
    4.125%, 05/27/20                                         1,000    1,031,827
AbbVie, Inc.
    2.900%, 11/06/22                                         2,500    2,477,935

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Activision Blizzard, Inc.
    2.600%, 06/15/22                                            600  $  587,376
Advance Auto Parts, Inc.
    5.750%, 05/01/20                                            985   1,042,516
AES Corp.
    7.375%, 07/01/21                                          1,087   1,214,723
Aetna, Inc.
    4.125%, 06/01/21                                            916     947,864
Agilent Technologies, Inc.
    5.000%, 07/15/20                                            435     458,582
Ally Financial, Inc.
    7.500%, 09/15/20                                            500     550,000
    4.125%, 02/13/22                                            850     860,625
Altria Group, Inc.
    2.850%, 08/09/22                                          2,000   1,989,414
Amazon.com, Inc.
#   3.300%, 12/05/21                                          1,000   1,022,851
Ameren Corp.
    2.700%, 11/15/20                                          1,525   1,524,099
American Express Co.
    2.500%, 08/01/22                                          1,500   1,468,382
American Express Credit Corp.
    2.250%, 05/05/21                                          1,000     983,321
    0.625%, 11/22/21                                     EUR    700     878,779
American International Group, Inc.
    4.875%, 06/01/22                                          1,000   1,069,305
AmerisourceBergen Corp.
    3.500%, 11/15/21                                          1,257   1,272,487
Amgen, Inc.
    4.100%, 06/15/21                                          1,000   1,039,877
    1.250%, 02/25/22                                     EUR  1,500   1,921,101
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
    5.500%, 10/15/19                                            500     519,890
Anixter, Inc.
#   5.125%, 10/01/21                                          1,175   1,236,688
Anthem, Inc.
    3.125%, 05/15/22                                          2,000   2,001,677
Anthem, Inc.
    4.350%, 08/15/20                                            200     208,152
Apache Corp.
    3.250%, 04/15/22                                          2,359   2,366,789
Apple, Inc.
#   2.300%, 05/11/22                                            500     490,034
#   2.100%, 09/12/22                                          2,000   1,937,285
Arconic, Inc.
#   5.870%, 02/23/22                                          1,200   1,297,500
Ashland LLC
    4.750%, 08/15/22                                          1,270   1,320,800
AT&T, Inc.
#   4.600%, 02/15/21                                            600     627,619

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
    2.800%, 02/17/21                                            500  $  498,323
#   5.000%, 03/01/21                                          1,200   1,273,498
    3.875%, 08/15/21                                            300     309,331
    1.450%, 06/01/22                                     EUR    400     515,111
Autodesk, Inc.
    3.125%, 06/15/20                                            750     754,816
AutoZone, Inc.
    2.500%, 04/15/21                                          1,695   1,668,604
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21                                            309     313,185
Ball Corp.
    4.375%, 12/15/20                                            500     512,500
#   5.000%, 03/15/22                                            750     791,250
Bank of America Corp.
    2.625%, 10/19/20                                            120     119,885
    5.700%, 01/24/22                                          1,000   1,103,593
    3.228%, 06/22/22                                     CAD  1,000     825,585
    1.625%, 09/14/22                                     EUR  1,050   1,364,089
Bank of New York Mellon Corp. (The)
    2.450%, 11/27/20                                            301     299,914
    2.600%, 02/07/22                                          1,000     987,717
Baxter International, Inc.
    1.700%, 08/15/21                                          1,500   1,443,050
BB&T Corp.
    2.750%, 04/01/22                                          2,000   1,989,347
Becton Dickinson and Co.
    3.125%, 11/08/21                                          2,700   2,687,532
Bemis Co., Inc.
    4.500%, 10/15/21                                            500     524,591
Best Buy Co., Inc.
#   5.500%, 03/15/21                                          2,000   2,143,765
Boston Scientific Corp.
    3.375%, 05/15/22                                          2,500   2,510,685
Burlington Northern Santa Fe LLC
#   3.450%, 09/15/21                                          1,000   1,022,958
CA, Inc.
    5.375%, 12/01/19                                            700     731,587
CalAtlantic Group, Inc.
    6.625%, 05/01/20                                            600     642,000
    8.375%, 01/15/21                                            500     570,000
Capital One Financial Corp.
    4.750%, 07/15/21                                          1,900   2,005,615
Carpenter Technology Corp.
    5.200%, 07/15/21                                          1,420   1,466,140
Caterpillar Financial Services Corp.
    1.700%, 08/09/21                                          1,000     968,037
Caterpillar, Inc.
#   3.900%, 05/27/21                                          1,000   1,039,787
CBS Corp.
#   3.375%, 03/01/22                                          1,000   1,012,501

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Celgene Corp.
    3.550%, 08/15/22                                          2,371  $2,411,802
Charles Schwab Corp. (The)
    4.450%, 07/22/20                                            200     209,175
Chevron Corp.
    2.100%, 05/16/21                                            657     646,552
    2.498%, 03/03/22                                          1,000     989,983
Choice Hotels International, Inc.
    5.750%, 07/01/22                                          1,100   1,203,477
Cigna Corp.
    4.000%, 02/15/22                                          2,400   2,481,980
CIT Group, Inc.
#   5.375%, 05/15/20                                            542     567,745
Citigroup, Inc.
    2.700%, 03/30/21                                          1,100   1,093,093
    1.375%, 10/27/21                                     EUR    400     515,143
    3.390%, 11/18/21                                     CAD  2,000   1,663,203
Citizens Bank NA
    2.550%, 05/13/21                                          1,600   1,583,591
    2.650%, 05/26/22                                          1,000     981,870
CMS Energy Corp.
    5.050%, 03/15/22                                            500     536,237
CNA Financial Corp.
    5.875%, 08/15/20                                            515     551,675
    5.750%, 08/15/21                                            720     780,160
CNO Financial Group, Inc.
    4.500%, 05/30/20                                          1,000   1,020,000
Comcast Corp.
#   3.125%, 07/15/22                                          1,000   1,011,685
Comerica Bank
    2.500%, 06/02/20                                          1,000     995,002
Consolidated Edison, Inc.
    2.000%, 05/15/21                                          1,860   1,815,951
Constellation Brands, Inc.
    2.700%, 05/09/22                                          2,475   2,431,428
Corning, Inc.
    4.250%, 08/15/20                                          1,000   1,036,424
CVS Health Corp.
    2.800%, 07/20/20                                            500     499,109
    4.125%, 05/15/21                                            800     826,419
#   2.125%, 06/01/21                                            500     485,356
DCP Midstream Operating L.P.
    4.950%, 04/01/22                                          1,100   1,146,750
Dell, Inc.
    4.625%, 04/01/21                                            500     514,375
DH Europe Finance SA
    1.700%, 01/04/22                                     EUR  1,600   2,087,617
Discovery Communications LLC
    5.625%, 08/15/19                                            398     415,014
    4.375%, 06/15/21                                          2,176   2,252,046

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Dominion Energy, Inc.
    4.450%, 03/15/21                                            850  $  889,542
Dow Chemical Co. (The)
    4.250%, 11/15/20                                          1,387   1,441,397
DTE Energy Co.
    2.400%, 12/01/19                                            700     696,848
Duke Energy Corp.
    2.400%, 08/15/22                                          1,775   1,724,705
E*TRADE Financial Corp.
    2.950%, 08/24/22                                          3,000   2,947,923
Eastman Chemical Co.
    4.500%, 01/15/21                                             34      35,291
eBay, Inc.
#   2.875%, 08/01/21                                          1,500   1,498,009
Ecolab, Inc.
    4.350%, 12/08/21                                          1,224   1,293,383
Edgewell Personal Care Co.
    4.700%, 05/24/22                                            200     203,500
Edgewell Personal Care Co.
    4.700%, 05/19/21                                            900     920,250
Edison International
    2.400%, 09/15/22                                          2,454   2,372,472
Electronic Arts, Inc.
    3.700%, 03/01/21                                          1,962   2,014,348
EMC Corp.
#   2.650%, 06/01/20                                          1,000     984,944
Enterprise Products Operating LLC
    5.250%, 01/31/20                                            400     419,814
    2.850%, 04/15/21                                          1,500   1,501,138
Eversource Energy
    2.500%, 03/15/21                                            900     894,127
Exelon Corp.
    5.150%, 12/01/20                                            300     317,558
Exelon Generation Co. LLC
    2.950%, 01/15/20                                            150     150,754
    4.000%, 10/01/20                                          1,000   1,028,323
#   3.400%, 03/15/22                                          1,000   1,006,118
#   4.250%, 06/15/22                                            500     519,784
Express Scripts Holding Co.
#   3.300%, 02/25/21                                          2,000   2,011,880
    3.900%, 02/15/22                                            500     511,746
Fidelity National Information Services, Inc.
    2.250%, 08/15/21                                          2,000   1,951,560
Fifth Third Bancorp
    3.500%, 03/15/22                                          2,000   2,036,226
Ford Credit Canada Co.
    2.766%, 06/22/22                                     CAD  1,000     797,366
Ford Motor Credit Co. LLC
    3.200%, 01/15/21                                            800     802,101
    3.336%, 03/18/21                                          1,500   1,506,480

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20                                            500  $  503,044
Gap, Inc. (The)
    5.950%, 04/12/21                                          1,296   1,385,997
GATX Corp.
    2.500%, 07/30/19                                            500     498,234
General Electric Co.
    0.375%, 05/17/22                                     EUR  3,000   3,692,595
    2.700%, 10/09/22                                          1,500   1,473,519
General Mills, Inc.
    3.150%, 12/15/21                                            985     994,920
General Motors Financial Co., Inc.
    3.200%, 07/06/21                                          2,800   2,801,512
    3.450%, 01/14/22                                            800     802,980
Gilead Sciences, Inc.
    4.400%, 12/01/21                                          2,005   2,114,440
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20                                            500     527,039
    2.625%, 04/25/21                                          1,000     990,878
#   5.250%, 07/27/21                                            750     805,684
#   5.750%, 01/24/22                                            957   1,049,202
Graphic Packaging International LLC
    4.750%, 04/15/21                                          1,100   1,149,500
Great Plains Energy, Inc.
    4.850%, 06/01/21                                            915     962,441
Harley-Davidson Financial Services, Inc.
##  2.550%, 06/09/22                                          3,000   2,921,514
Harris Corp.
    2.700%, 04/27/20                                          1,570   1,565,656
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22                                            400     431,135
Hasbro, Inc.
    3.150%, 05/15/21                                          1,384   1,389,235
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20                                            236     239,865
HP, Inc.
    4.300%, 06/01/21                                          1,370   1,426,312
    4.375%, 09/15/21                                            800     836,813
    4.650%, 12/09/21                                            400     422,076
Huntington Bancshares, Inc.
    3.150%, 03/14/21                                          1,500   1,511,707
    2.300%, 01/14/22                                            400     388,564
Huntington National Bank (The)
    2.400%, 04/01/20                                            500     496,831
Indiana Michigan Power Co.
    7.000%, 03/15/19                                            400     419,678

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Integrys Holding, Inc.
    4.170%, 11/01/20                                          1,180  $1,223,006
JPMorgan Chase & Co.
    2.550%, 10/29/20                                            400     398,657
    4.625%, 05/10/21                                             --          --
    2.750%, 08/24/22                                     EUR  2,868   3,919,796
Kellogg Co.
    4.000%, 12/15/20                                            800     828,929
    0.800%, 11/17/22                                     EUR  2,500   3,132,253
KeyCorp
    2.900%, 09/15/20                                            700     702,303
Kohl's Corp.
#   4.000%, 11/01/21                                          2,500   2,573,120
Kraft Heinz Foods Co.
#   3.500%, 06/06/22                                          2,900   2,932,190
Kroger Co. (The)
    3.300%, 01/15/21                                          1,167   1,184,747
    3.400%, 04/15/22                                            975     985,513
L Brands, Inc.
    5.625%, 02/15/22                                          1,450   1,527,720
L3 Technologies, Inc.
    4.750%, 07/15/20                                          1,000   1,044,367
    4.950%, 02/15/21                                            164     172,546
Laboratory Corp. of America Holdings
    3.200%, 02/01/22                                            900     904,734
Legg Mason, Inc.
    2.700%, 07/15/19                                            823     824,453
Leidos Holdings, Inc.
    4.450%, 12/01/20                                          1,000   1,026,250
Lennar Corp.
    4.125%, 01/15/22                                          1,400   1,414,000
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                          2,400   2,540,014
##  4.950%, 05/01/22                                            615     654,554
Lincoln National Corp.
    6.250%, 02/15/20                                            300     320,652
    4.850%, 06/24/21                                            880     932,877
Lowe's Cos., Inc.
    3.750%, 04/15/21                                          2,000   2,066,442
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21                                          1,500   1,500,512
Manufacturers & Traders Trust Co.
    2.500%, 05/18/22                                          2,300   2,261,835
Marathon Petroleum Corp.
    3.400%, 12/15/20                                          2,100   2,133,627
Marriott International, Inc.
    2.875%, 03/01/21                                            800     799,093
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22                                          2,260   2,240,958

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Mattel, Inc.
    2.350%, 05/06/19                                            800  $  788,000
#   2.350%, 08/15/21                                          1,900   1,719,500
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                          1,319   1,329,267
Meritage Homes Corp.
    7.150%, 04/15/20                                          1,300   1,404,000
MetLife, Inc.
    4.750%, 02/08/21                                          1,441   1,527,135
MGM Resorts International
#   7.750%, 03/15/22                                          1,500   1,708,125
Molson Coors Brewing Co.
    2.100%, 07/15/21                                          2,000   1,942,603
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                          3,000   2,897,669
Morgan Stanley
#   2.500%, 04/21/21                                          1,000     987,460
    5.500%, 07/28/21                                            200     216,294
    3.125%, 08/05/21                                     CAD  1,600   1,317,034
    2.625%, 11/17/21                                          1,500   1,479,497
Mosaic Co. (The)
    3.750%, 11/15/21                                          2,000   2,033,502
Murphy Oil Corp.
    4.000%, 06/01/22                                            500     498,750
National Oilwell Varco, Inc.
    2.600%, 12/01/22                                          1,500   1,448,449
NetApp, Inc.
    3.375%, 06/15/21                                          2,000   2,022,458
Newfield Exploration Co.
#   5.750%, 01/30/22                                          1,200   1,278,000
Newmont Mining Corp.
    3.500%, 03/15/22                                          1,000   1,010,904
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21                                          1,000   1,047,127
Noble Energy, Inc.
    4.150%, 12/15/21                                          1,676   1,737,770
Nordstrom, Inc.
    4.750%, 05/01/20                                          1,000   1,038,066
    4.000%, 10/15/21                                          1,000   1,022,990
Northrop Grumman Corp.
    2.550%, 10/15/22                                          3,000   2,934,288
NuStar Logistics L.P.
    6.750%, 02/01/21                                          1,083   1,165,579
NVIDIA Corp.
    2.200%, 09/16/21                                            993     974,302
Occidental Petroleum Corp.
    4.100%, 02/01/21                                            960     997,692
    3.125%, 02/15/22                                            476     481,418

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Omnicom Group, Inc.
    3.625%, 05/01/22                                          1,400  $1,432,195
ONEOK, Inc.
    4.250%, 02/01/22                                          1,066   1,102,351
Oracle Corp.
    2.500%, 05/15/22                                          2,250   2,225,675
    2.500%, 10/15/22                                          1,951   1,917,320
Pacific Gas & Electric Co.
    3.500%, 10/01/20                                            500     509,022
    4.250%, 05/15/21                                            797     828,126
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.375%, 02/01/22                                          2,104   2,118,687
Philip Morris International, Inc.
    2.375%, 08/17/22                                          2,291   2,231,870
    2.500%, 08/22/22                                          2,000   1,957,434
Phillips 66
    4.300%, 04/01/22                                          1,500   1,576,000
PNC Bank NA
    2.550%, 12/09/21                                          1,000     989,550
Priceline Group, Inc. (The)
    0.800%, 03/10/22                                     EUR  2,900   3,637,907
Procter & Gamble Co. (The)
    2.150%, 08/11/22                                          1,500   1,461,997
Progress Energy, Inc.
    4.400%, 01/15/21                                          1,100   1,142,519
Prudential Financial, Inc.
    4.500%, 11/15/20                                          1,000   1,049,716
PulteGroup, Inc.
#   4.250%, 03/01/21                                          1,475   1,510,031
QEP Resources, Inc.
#   5.375%, 10/01/22                                          1,000   1,031,250
QUALCOMM, Inc.
    3.000%, 05/20/22                                          1,145   1,136,721
Quest Diagnostics, Inc.
    2.700%, 04/01/19                                            200     200,127
Radian Group, Inc.
    7.000%, 03/15/21                                          1,155   1,270,500
Regions Financial Corp.
    3.200%, 02/08/21                                          1,300   1,310,538
Republic Services, Inc.
    3.550%, 06/01/22                                          1,000   1,017,644
Reynolds American, Inc.
    6.875%, 05/01/20                                            500     544,475
Rockies Express Pipeline LLC
##  5.625%, 04/15/20                                          1,100   1,155,000
Rockwell Collins, Inc.
    2.800%, 03/15/22                                          2,000   1,979,100
Roper Technologies, Inc.
    3.000%, 12/15/20                                          1,200   1,208,193
    2.800%, 12/15/21                                          1,000     992,125

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Ryder System, Inc.
    3.450%, 11/15/21                                            900  $  911,868
SCANA Corp.
    6.250%, 04/01/20                                            550     585,692
    4.750%, 05/15/21                                          1,000   1,042,791
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                            575     572,973
    2.800%, 06/15/20                                            550     547,880
Sealed Air Corp.
##  6.500%, 12/01/20                                          1,449   1,563,109
Sherwin-Williams Co. (The)
    2.750%, 06/01/22                                          1,000     984,447
Southern Co. (The)
    2.750%, 06/15/20                                            250     250,304
Southern Power Co.
    2.500%, 12/15/21                                            898     881,870
    1.000%, 06/20/22                                     EUR    950   1,202,814
State Street Corp.
    1.950%, 05/19/21                                            500     488,000
Stryker Corp.
    2.625%, 03/15/21                                          2,086   2,076,146
SunTrust Bank
    2.450%, 08/01/22                                          2,750   2,686,176
SunTrust Banks, Inc.
    2.900%, 03/03/21                                            150     150,219
Symantec Corp.
#   4.200%, 09/15/20                                          1,000   1,019,933
Target Corp.
#   2.900%, 01/15/22                                          1,750   1,768,160
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21                                            830     872,838
    2.150%, 07/21/22                                     EUR    500     661,482
Time Warner Cable, Inc.
    5.000%, 02/01/20                                          1,100   1,142,508
Time Warner, Inc.
    2.100%, 06/01/19                                            105     104,422
Toll Brothers Finance Corp.
    5.875%, 02/15/22                                          1,100   1,190,750
Total System Services, Inc.
    3.800%, 04/01/21                                            234     238,428
Travelers Cos., Inc. (The)
    3.900%, 11/01/20                                            250     257,581
TRI Pointe Group, Inc.
    4.875%, 07/01/21                                          1,100   1,141,250
Tupperware Brands Corp.
#   4.750%, 06/01/21                                          1,700   1,774,659
Tyson Foods, Inc.
    4.500%, 06/15/22                                          1,000   1,056,414
United Continental Holdings, Inc.
    6.000%, 12/01/20                                          1,000   1,067,500

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
    2.125%, 03/15/21                                          1,200  $1,182,252
    2.875%, 12/15/21                                            500     501,837
Unum Group
    3.000%, 05/15/21                                          1,000     998,728
US Bancorp
#   2.625%, 01/24/22                                          1,000     991,682
Verizon Communications, Inc.
    3.450%, 03/15/21                                            215     219,546
    3.500%, 11/01/21                                            500     510,008
    2.375%, 02/17/22                                     EUR  2,500   3,339,713
VF Corp.
    3.500%, 09/01/21                                          1,040   1,065,172
Viacom, Inc.
    2.750%, 12/15/19                                            598     596,043
Walgreen Co.
    3.100%, 09/15/22                                            500     495,867
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21                                          1,000   1,010,771
Waste Management, Inc.
    4.600%, 03/01/21                                          1,288   1,352,795
Wells Fargo & Co.
    2.500%, 03/04/21                                          2,000   1,982,920
    2.094%, 04/25/22                                     CAD  3,000   2,369,415
    1.500%, 09/12/22                                     EUR    750     969,899
Western Gas Partners L.P.
    2.600%, 08/15/18                                            700     700,465
    4.000%, 07/01/22                                            800     809,919
Western Union Co. (The)
    5.253%, 04/01/20                                          1,000   1,046,877
Whirlpool Corp.
    4.850%, 06/15/21                                            436     461,687
Williams Cos., Inc. (The)
    7.875%, 09/01/21                                          1,000   1,152,500
Williams Partners L.P.
    4.000%, 11/15/21                                          1,848   1,900,453
WR Berkley Corp.
    4.625%, 03/15/22                                            975   1,024,810
WR Grace & Co.
##  5.125%, 10/01/21                                          1,300   1,361,750
Wyndham Worldwide Corp.
    4.250%, 03/01/22                                          2,400   2,424,852
Xcel Energy, Inc.
    2.400%, 03/15/21                                          2,000   1,976,899
Xilinx, Inc.
    3.000%, 03/15/21                                            989     987,516

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
    3.150%, 04/01/22                                      1,345  $  1,336,879
                                                                 ------------
TOTAL UNITED STATES                                               338,330,230
                                                                 ------------
TOTAL BONDS                                                       551,037,439
                                                                 ------------
TOTAL INVESTMENT SECURITIES                                       551,037,439
                                                                 ------------

                                                        SHARES      VALUE+
                                                       --------- ------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund                   2,880,248 $ 33,327,351
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $584,875,861)^^                                            $584,364,790
                                                                 ============

At January 31, 2018, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                 SETTLEMENT    APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD         COUNTERPARTY               DATE      (DEPRECIATION)
------------------ -------------- ---------------------------- -------------- --------------
USD $17,433,363    CAD 21,650,630 Citibank, N.A.                  02/13/18     $  (171,228)
USD   1,749,182    EUR  1,447,153 Citibank, N.A.                  03/26/18         (53,759)
USD   1,765,247    EUR  1,473,125 State Street Bank and Trust     03/26/18         (70,051)
USD   2,054,763    EUR  1,665,784 Citibank, N.A.                  03/26/18         (20,560)
USD   3,195,686    EUR  2,603,687 Citibank, N.A.                  03/26/18         (48,127)
USD   3,313,511    EUR  2,733,607 State Street Bank and Trust     03/26/18         (92,162)
USD   6,509,257    EUR  5,369,103 Citibank, N.A.                  03/26/18        (179,860)
USD  80,069,477    EUR 65,716,641 Citibank, N.A.                  04/10/18      (1,888,570)
                                                                               -----------
                                                                   TOTAL
                                                               (DEPRECIATION)  $(2,524,317)
                                                                               ===========

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia                          --    $ 16,992,606    --    $ 16,992,606
   Belgium                            --       4,136,610    --       4,136,610
   Canada                             --      28,404,571    --      28,404,571
   Denmark                            --       3,200,255    --       3,200,255
   Finland                            --       1,200,861    --       1,200,861
   France                             --      22,774,796    --      22,774,796
   Germany                            --      26,080,195    --      26,080,195
   Ireland                            --      10,484,619    --      10,484,619
   Italy                              --       7,850,495    --       7,850,495
   Japan                              --      25,744,089    --      25,744,089
   Luxembourg                         --       1,298,935    --       1,298,935
   Netherlands                        --      10,733,876    --      10,733,876
   Spain                              --       7,773,213    --       7,773,213
   Sweden                             --       1,302,270    --       1,302,270
   Switzerland                        --       4,006,337    --       4,006,337
   United Kingdom                     --      40,723,481    --      40,723,481
   United States                      --     338,330,230    --     338,330,230
Securities Lending Collateral         --      33,327,351    --      33,327,351
Forward Currency Contracts**          --      (2,524,317)   --      (2,524,317)
                                      --    ------------    --    ------------
TOTAL                                 --    $581,840,473    --    $581,840,473
                                      ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
BONDS -- (48.8%)
AUSTRALIA -- (1.7%)
ANZ New Zealand International Ltd.
##   3.450%, 07/17/27                                     6,000  $  5,918,642
Australia & New Zealand Banking Group, Ltd.
     3.700%, 11/16/25                                     6,110     6,292,484
BHP Billiton Finance USA, Ltd.
#    2.875%, 02/24/22                                     1,090     1,092,966
Commonwealth Bank of Australia
     2.300%, 09/06/19                                       558       555,976
     5.000%, 03/19/20                                       793       831,475
     2.400%, 11/02/20                                     6,605     6,555,409
##   2.850%, 05/18/26                                    23,050    21,990,852
###  3.150%, 09/19/27                                       900       867,665
Macquarie Bank, Ltd.
###  3.900%, 01/15/26                                    25,000    25,427,671
National Australia Bank, Ltd.
     2.250%, 07/01/19                                     1,849     1,844,196
     3.375%, 01/14/26                                     3,000     2,987,933
##   3.500%, 01/10/27                                    30,350    30,325,340
Westpac Banking Corp.
     4.875%, 11/19/19                                     9,157     9,537,249
#    2.850%, 05/13/26                                     9,037     8,631,527
     2.700%, 08/19/26                                     2,000     1,881,548
     3.350%, 03/08/27                                    27,586    27,258,169
                                                                 ------------
TOTAL AUSTRALIA                                                   151,999,102
                                                                 ------------
AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18                                     1,964     1,960,578
                                                                 ------------
BELGIUM -- (0.1%)
Anheuser-Busch InBev Finance, Inc.
#    2.625%, 01/17/23                                     5,029     4,938,693
#    3.650%, 02/01/26                                     3,000     3,034,479
Anheuser-Busch InBev Worldwide, Inc.
     5.375%, 01/15/20                                       317       334,194
     4.375%, 02/15/21                                       390       408,498
     2.500%, 07/15/22                                     2,035     1,991,539
                                                                 ------------
TOTAL BELGIUM                                                      10,707,403
                                                                 ------------
CANADA -- (1.5%)
Alberta, Province of Canada
##   1.750%, 08/26/20                                    10,000     9,787,249
Bank of Montreal
     2.375%, 01/25/19                                        32        32,045
Bank of Nova Scotia (The)
     2.050%, 06/05/19                                     1,162     1,156,446
     4.375%, 01/13/21                                     3,237     3,384,610

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
CANADA -- (Continued)
British Columbia, Province of Canada
    6.500%, 01/15/26                                        8,011  $  9,914,387
Canadian Pacific Railway Co.
    2.900%, 02/01/25                                        3,059     2,977,919
    3.700%, 02/01/26                                        3,885     3,958,480
Enbridge, Inc.
    4.000%, 10/01/23                                        2,932     3,019,609
    3.500%, 06/10/24                                        1,295     1,292,974
Goldcorp, Inc.
    3.625%, 06/09/21                                        4,021     4,079,606
Potash Corp. of Saskatchewan, Inc.
#   3.625%, 03/15/24                                        3,500     3,526,022
#   3.000%, 04/01/25                                        3,500     3,353,246
Province of Manitoba Canada
    2.050%, 11/30/20                                       11,300    11,121,912
Province of Ontario Canada
    1.650%, 09/27/19                                          529       522,546
    3.150%, 06/02/22                                   CAD 20,160    16,885,885
#   2.450%, 06/29/22                                        1,101     1,084,106
Quebec, Province of Canada
    2.625%, 02/13/23                                        4,532     4,473,911
Rogers Communications, Inc.
#   3.000%, 03/15/23                                        1,786     1,755,413
    4.100%, 10/01/23                                        1,263     1,309,133
Royal Bank of Canada
    2.200%, 07/27/18                                        1,152     1,153,370
    2.350%, 10/30/20                                        5,000     4,969,417
Suncor Energy, Inc.
    3.600%, 12/01/24                                        7,493     7,599,523
Thomson Reuters Corp.
    4.300%, 11/23/23                                        5,180     5,440,119
    3.850%, 09/29/24                                          670       681,560
Toronto-Dominion Bank (The)
    2.125%, 07/02/19                                        3,703     3,690,881
    2.125%, 04/07/21                                       14,150    13,884,745
    1.994%, 03/23/22                                   CAD  5,000     3,968,252
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20                                        1,295     1,333,450
#   2.500%, 08/01/22                                        3,310     3,249,877
                                                                   ------------
TOTAL CANADA                                                        129,606,693
                                                                   ------------
DENMARK -- (0.4%)
Danske Bank A.S.
##  2.750%, 09/17/20                                        1,058     1,058,188
##  2.800%, 03/10/21                                        6,530     6,528,940
Kommunekredit
    1.125%, 03/15/18                                          982       981,411
    --%, 09/08/22                                      EUR 22,150    27,201,342
                                                                   ------------
TOTAL DENMARK                                                        35,769,881
                                                                   ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
FINLAND -- (0.0%)
Municipality Finance P.L.C.
     1.125%, 04/17/18                                       2,456  $ 2,452,876
                                                                   -----------
FRANCE -- (0.8%)
Airbus SE
##   3.150%, 04/10/27                                       7,500    7,377,929
BNP Paribas SA
     2.450%, 03/17/19                                         599      599,959
     3.250%, 03/03/23                                       1,942    1,956,413
BPCE SA
#    4.000%, 04/15/24                                      10,914   11,358,036
Credit Agricole SA
##   2.750%, 06/10/20                                       1,125    1,127,238
#    3.875%, 04/15/24                                       8,591    8,892,561
Electricite de France SA
##   3.625%, 10/13/25                                       3,500    3,533,830
Pernod Ricard SA
##   4.450%, 01/15/22                                       6,474    6,789,868
###  3.250%, 06/08/26                                      15,000   14,764,410
Total Capital International SA
     2.125%, 01/10/19                                         853      853,164
     2.100%, 06/19/19                                       2,252    2,248,380
#    3.750%, 04/10/24                                       9,712   10,116,167
                                                                   -----------
TOTAL FRANCE                                                        69,617,955
                                                                   -----------
GERMANY -- (1.0%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19                                       5,364    5,329,447
Bayer U.S. Finance LLC
##   3.375%, 10/08/24                                      12,544   12,506,835
BMW U.S. Capital LLC
###  2.800%, 04/11/26                                      16,824   16,152,566
###  3.300%, 04/06/27                                       5,000    4,965,303
Daimler Finance North America LLC
##   3.250%, 08/01/24                                       2,072    2,073,281
     8.500%, 01/18/31                                       9,000   13,371,934
Deutsche Bank AG
     2.500%, 02/13/19                                       2,445    2,443,338
     2.500%, 02/13/19                                       1,058    1,057,324
     2.950%, 08/20/20                                         138      137,414
#    3.125%, 01/13/21                                       2,000    1,999,825
     3.700%, 05/30/24                                       9,754    9,702,922
EMD Finance LLC
##   2.950%, 03/19/22                                       5,180    5,148,658
Kreditanstalt fuer Wiederaufbau
     1.875%, 04/01/19                                         741      738,905
NRW Bank
     1.875%, 07/01/19                                       2,116    2,103,200
Siemens Financieringsmaatschappij NV
##   6.125%, 08/17/26                                       3,821    4,588,150

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
GERMANY -- (Continued)
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19                                          879  $   874,858
##  2.400%, 05/22/20                                          699      693,848
                                                                   -----------
TOTAL GERMANY                                                       83,887,808
                                                                   -----------
IRELAND -- (0.4%)
Actavis, Inc.
#   3.250%, 10/01/22                                        7,650    7,610,429
Allergan Funding SCS
#   3.450%, 03/15/22                                       13,031   13,106,541
#   3.800%, 03/15/25                                        2,500    2,510,177
Eaton Corp.
    2.750%, 11/02/22                                        3,919    3,878,911
Johnson Controls International P.L.C.
#   3.625%, 07/02/24                                          994    1,013,014
Medtronic, Inc.
    3.125%, 03/15/22                                        1,156    1,168,570
    3.500%, 03/15/25                                        2,000    2,037,159
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21                                          843      848,434
#   3.500%, 12/15/21                                        1,594    1,606,101
#   3.900%, 12/15/24                                        3,885    3,904,684
                                                                   -----------
TOTAL IRELAND                                                       37,684,020
                                                                   -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
#   5.250%, 01/12/24                                        7,664    8,288,568
##  3.875%, 07/14/27                                        3,300    3,227,253
                                                                   -----------
TOTAL ITALY                                                         11,515,821
                                                                   -----------
JAPAN -- (1.1%)
American Honda Finance Corp.
    2.300%, 09/09/26                                       11,240   10,432,280
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24                                        3,237    3,226,169
Beam Suntory, Inc.
    1.750%, 06/15/18                                        1,964    1,960,999
    3.250%, 06/15/23                                        4,030    3,989,429
Japan Bank for International Cooperation
    1.750%, 07/31/18                                          491      490,453
Japan Finance Organization for Municipalities
    2.500%, 09/12/18                                          814      814,570
    2.125%, 03/06/19                                          528      525,660
Mitsubishi UFJ Financial Group, Inc.
    3.677%, 02/22/27                                        3,000    3,013,206

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
JAPAN -- (Continued)
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21                                         3,700  $ 3,654,691
MUFG Americas Holdings Corp.
    3.500%, 06/18/22                                         5,536    5,601,732
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20                                         1,700    1,683,083
Nomura Holdings, Inc.
    6.700%, 03/04/20                                         1,410    1,517,253
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23                                         5,931    6,101,990
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                         2,000    2,001,697
    3.784%, 03/09/26                                         5,000    5,061,868
Toyota Credit Canada, Inc.
    2.020%, 02/28/22                                    CAD  5,000    3,966,098
Toyota Motor Credit Corp.
    2.100%, 01/17/19                                           902      901,940
    3.300%, 01/12/22                                         2,635    2,687,761
#   2.625%, 01/10/23                                         6,474    6,387,904
    3.200%, 01/11/27                                        27,291   27,303,377
                                                                    -----------
TOTAL JAPAN                                                          91,322,160
                                                                    -----------
NETHERLANDS -- (1.9%)
Ahold Finance USA LLC
    6.875%, 05/01/29                                           712      861,982
Bank Nederlandse Gemeenten NV
    2.500%, 01/23/23                                         6,474    6,381,396
Cooperatieve Rabobank UA
    3.875%, 02/08/22                                         7,173    7,420,875
    3.375%, 05/21/25                                        17,022   17,096,192
Heineken NV
##  2.750%, 04/01/23                                         2,245    2,213,464
ING Bank NV
##  2.050%, 08/15/21                                         5,000    4,859,712
ING Groep NV
    3.950%, 03/29/27                                        10,000   10,258,274
Koninklijke Philips NV
    3.750%, 03/15/22                                         1,503    1,545,449
LYB International Finance II BV
#   3.500%, 03/02/27                                         3,049    3,016,559
LyondellBasell Industries NV
    5.750%, 04/15/24                                         5,827    6,558,920
Mylan NV
#   3.950%, 06/15/26                                        15,000   14,897,390
Mylan, Inc.
    4.200%, 11/29/23                                         4,532    4,651,468
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19                                         1,348    1,342,957

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
NETHERLANDS -- (Continued)
Shell International Finance BV
#   2.500%, 09/12/26                                       11,300  $ 10,747,617
Shell International Finance BV
    2.250%, 11/10/20                                        4,700     4,661,871
    3.400%, 08/12/23                                       10,682    10,920,433
#   3.250%, 05/11/25                                       28,903    29,115,512
#   2.875%, 05/10/26                                       30,158    29,549,881
                                                                   ------------
TOTAL NETHERLANDS                                                   166,099,952
                                                                   ------------
NORWAY -- (0.2%)
Kommunalbanken A.S.
    1.750%, 05/28/19                                        2,116     2,102,529
Statoil ASA
    1.150%, 05/15/18                                        1,382     1,379,223
    2.450%, 01/17/23                                        8,794     8,605,831
#   2.650%, 01/15/24                                        7,031     6,877,192
                                                                   ------------
TOTAL NORWAY                                                         18,964,775
                                                                   ------------
SPAIN -- (0.5%)
Iberdrola Finance Ireland DAC
##  5.000%, 09/11/19                                          713       738,363
Santander Holdings USA, Inc.
    4.500%, 07/17/25                                       17,796    18,324,715
Santander UK P.L.C.
#   2.500%, 03/14/19                                        1,375     1,374,513
    2.375%, 03/16/20                                          334       332,268
#   4.000%, 03/13/24                                        8,891     9,212,736
Telefonica Emisiones SAU
    5.462%, 02/16/21                                        1,218     1,312,613
    4.570%, 04/27/23                                        7,532     8,091,746
                                                                   ------------
TOTAL SPAIN                                                          39,386,954
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
Asian Development Bank
    1.750%, 09/11/18                                          877       876,368
    1.875%, 04/12/19                                        2,116     2,108,583
European Financial Stability Facility
    0.0%, 11/17/22                                     EUR 20,000    24,625,046
European Investment Bank
    1.875%, 03/15/19                                          529       527,557
    3.250%, 01/29/24                                        3,237     3,319,479
Inter-American Development Bank
    0.875%, 03/15/18                                          982       981,279
    3.000%, 02/21/24                                        1,750     1,772,701
    7.000%, 06/15/25                                        3,885     4,852,175
    6.750%, 07/15/27                                        1,942     2,468,715
International Finance Corp.
    0.875%, 06/15/18                                          295       294,068

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
     1.875%, 06/14/19                                          529 $    526,540
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         42,352,511
                                                                   ------------
SWEDEN -- (1.3%)
Kommuninvest I Sverige AB
     2.000%, 11/12/19                                          529      526,251
     0.250%, 06/01/22                                  SEK 300,000   37,615,795
Nordea Bank AB
#    1.625%, 05/15/18                                          227      226,850
Svensk Exportkredit AB
     1.875%, 06/17/19                                        1,164    1,157,773
Svenska Handelsbanken AB
     2.500%, 01/25/19                                          578      579,450
     0.250%, 02/28/22                                  EUR   9,500   11,750,952
Sweden Government Bond
     3.500%, 06/01/22                                  SEK 424,000   61,868,304
                                                                   ------------
TOTAL SWEDEN                                                        113,725,375
                                                                   ------------
SWITZERLAND -- (0.9%)
ABB Finance USA, Inc.
     2.875%, 05/08/22                                        3,929    3,948,875
Chubb INA Holdings, Inc.
     2.700%, 03/13/23                                        3,000    2,953,863
Chubb INA Holdings, Inc.
#    2.875%, 11/03/22                                        1,874    1,873,158
     3.350%, 05/15/24                                        5,180    5,228,367
Credit Suisse AG
     2.300%, 05/28/19                                          162      161,711
#    3.000%, 10/29/21                                        3,011    3,025,037
     3.625%, 09/09/24                                       16,929   17,208,703
Novartis Capital Corp.
#    3.400%, 05/06/24                                        6,151    6,293,878
     3.100%, 05/17/27                                       11,111   11,061,405
Roche Holdings, Inc.
##   2.625%, 05/15/26                                        1,000      957,192
###  2.375%, 01/28/27                                       14,000   13,053,027
UBS AG
     2.375%, 08/14/19                                          148      147,672
UBS Group Funding Switzerland AG
##   4.125%, 09/24/25                                       15,190   15,694,530
                                                                   ------------
TOTAL SWITZERLAND                                                    81,607,418
                                                                   ------------
UNITED KINGDOM -- (1.7%)
Anglo American Capital P.L.C.
###  4.750%, 04/10/27                                        3,275    3,411,543
###  4.000%, 09/11/27                                        8,200    8,109,622
Aon Corp.
     5.000%, 09/30/20                                          819      864,808

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
Aon P.L.C.
     4.000%, 11/27/23                                       4,047  $  4,193,813
     3.500%, 06/14/24                                       9,254     9,302,422
AstraZeneca P.L.C.
#    2.375%, 11/16/20                                       2,950     2,938,770
#    3.375%, 11/16/25                                       7,571     7,540,571
BAE Systems Holdings, Inc.
###  2.850%, 12/15/20                                       1,253     1,250,482
Barclays P.L.C.
     2.750%, 11/08/19                                         626       625,884
     3.650%, 03/16/25                                      14,330    14,128,133
     4.375%, 01/12/26                                       9,970    10,224,016
Baxalta, Inc.
     2.875%, 06/23/20                                         476       476,620
BP Capital Markets P.L.C.
#    3.245%, 05/06/22                                       2,881     2,932,565
     3.535%, 11/04/24                                       2,266     2,323,302
     3.119%, 05/04/26                                       3,000     2,963,135
     3.017%, 01/16/27                                      11,000    10,709,796
Diageo Investment Corp.
#    2.875%, 05/11/22                                         133       133,143
GlaxoSmithKline Capital, Inc.
#    2.800%, 03/18/23                                       5,450     5,428,713
HSBC Holdings P.L.C.
     3.400%, 03/08/21                                       4,100     4,157,929
     4.000%, 03/30/22                                       5,068     5,254,055
HSBC USA, Inc.
     2.375%, 11/13/19                                         317       316,109
     3.500%, 06/23/24                                      12,740    12,880,283
Lloyds Banking Group P.L.C.
     3.750%, 01/11/27                                       4,750     4,733,040
Nationwide Building Society
##   3.900%, 07/21/25                                       2,000     2,057,472
Rio Tinto Finance USA P.L.C.
     2.875%, 08/21/22                                          67        66,989
Rolls-Royce P.L.C.
##   3.625%, 10/14/25                                       5,000     5,075,052
Standard Chartered P.L.C.
##   4.050%, 04/12/26                                         847       853,276
TechnipFMC P.L.C.
##   3.450%, 10/01/22                                       4,284     4,224,763
Vodafone Group P.L.C.
     5.450%, 06/10/19                                          83        86,153
#    4.375%, 03/16/21                                         913       957,346
#    2.500%, 09/26/22                                       9,769     9,550,889
     7.875%, 02/15/30                                       6,684     8,932,918
                                                                   ------------
TOTAL UNITED KINGDOM                                                146,703,612
                                                                   ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (34.7%) 21st Century Fox America, Inc.
    3.700%, 09/15/24                                      14,532  $14,952,330
3M Co.
    2.875%, 10/15/27                                      14,558   14,096,667
Abbott Laboratories
#   2.000%, 03/15/20                                       7,296    7,205,602
    2.800%, 09/15/20                                         132      132,316
    3.250%, 04/15/23                                       3,237    3,241,263
#   2.950%, 03/15/25                                      12,615   12,241,804
AbbVie, Inc.
#   2.900%, 11/06/22                                       2,833    2,807,996
    3.600%, 05/14/25                                      13,000   13,112,981
Activision Blizzard, Inc.
#   3.400%, 06/15/27                                       4,500    4,393,630
Adobe Systems, Inc.
    3.250%, 02/01/25                                       1,942    1,957,131
Advance Auto Parts, Inc.
    4.500%, 12/01/23                                       1,200    1,247,863
Aetna, Inc.
    2.200%, 03/15/19                                         343      342,107
#   2.750%, 11/15/22                                       8,417    8,249,190
    3.500%, 11/15/24                                       5,422    5,439,461
Affiliated Managers Group, Inc.
    3.500%, 08/01/25                                       2,590    2,551,272
Aflac, Inc.
    2.400%, 03/16/20                                       1,100    1,098,791
    3.250%, 03/17/25                                      11,136   11,137,436
Agilent Technologies, Inc.
#   5.000%, 07/15/20                                          17       17,922
Air Products & Chemicals, Inc.
    2.750%, 02/03/23                                         987      977,586
Alabama Power Co.
    2.800%, 04/01/25                                       2,590    2,490,190
Albemarle Corp.
    4.150%, 12/01/24                                       7,451    7,770,929
Allstate Corp. (The)
    3.150%, 06/15/23                                       5,132    5,144,113
Alphabet, Inc.
#   3.375%, 02/25/24                                       4,547    4,694,873
    1.998%, 08/15/26                                       7,471    6,875,149
Altria Group, Inc.
    4.750%, 05/05/21                                         210      222,996
#   2.850%, 08/09/22                                       3,996    3,974,849
Amazon.com, Inc.
#   3.800%, 12/05/24                                       4,921    5,119,451
Ameren Corp.
    2.700%, 11/15/20                                       1,000      999,409
American Express Credit Corp.
#   2.250%, 05/05/21                                         150      147,498
    3.300%, 05/03/27                                      11,300   11,197,579

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
American International Group, Inc.
    3.300%, 03/01/21                                       1,500  $ 1,517,220
    4.875%, 06/01/22                                       1,442    1,541,938
#   4.125%, 02/15/24                                      10,187   10,580,360
#   3.750%, 07/10/25                                       8,240    8,330,578
#   3.900%, 04/01/26                                       4,000    4,064,861
American Water Capital Corp.
    3.850%, 03/01/24                                       2,140    2,217,817
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                         129      136,149
    4.000%, 10/15/23                                       3,765    3,941,084
#   2.875%, 09/15/26                                       5,650    5,410,101
AmerisourceBergen Corp.
    3.400%, 05/15/24                                       1,237    1,244,093
Amgen, Inc.
    4.100%, 06/15/21                                       7,075    7,357,132
    3.625%, 05/22/24                                       6,474    6,625,594
    3.125%, 05/01/25                                       3,237    3,197,581
#   2.600%, 08/19/26                                       2,400    2,259,960
Amphenol Corp.
    2.550%, 01/30/19                                          54       54,154
Analog Devices, Inc.
    3.900%, 12/15/25                                       3,000    3,063,433
    3.500%, 12/05/26                                       2,000    1,982,036
Anthem, Inc.
    3.125%, 05/15/22                                       2,202    2,203,847
Anthem, Inc.
    4.350%, 08/15/20                                       1,100    1,144,838
    3.500%, 08/15/24                                       5,044    5,090,322
Apache Corp.
    3.250%, 04/15/22                                       8,237    8,264,199
Apple, Inc.
    2.250%, 02/23/21                                       5,000    4,950,848
    2.400%, 05/03/23                                      28,903   28,120,017
#   3.450%, 05/06/24                                      19,686   20,110,086
    2.500%, 02/09/25                                       4,613    4,417,077
#   3.250%, 02/23/26                                      20,175   20,147,924
    2.450%, 08/04/26                                      17,290   16,225,240
#   3.350%, 02/09/27                                      34,000   34,054,085
    3.000%, 06/20/27                                       5,500    5,350,894
#   3.000%, 11/13/27                                       7,000    6,792,348
Applied Materials, Inc.
    4.300%, 06/15/21                                         647      681,356
    3.300%, 04/01/27                                       5,144    5,107,392
Archer-Daniels-Midland Co.
#   2.500%, 08/11/26                                       5,000    4,686,900
Arizona Public Service Co.
    8.750%, 03/01/19                                         212      225,924
    3.150%, 05/15/25                                       6,151    6,075,594

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Arrow Electronics, Inc.
       3.875%, 01/12/28                                      3,930  $ 3,896,848
Associated Banc-Corp
       2.750%, 11/15/19                                         53       52,941
Assurant, Inc.
       2.500%, 03/15/18                                        982      982,766
       4.000%, 03/15/23                                      6,474    6,528,951
AT&T, Inc.
       5.500%, 02/01/18                                        698      698,000
#      3.000%, 02/15/22                                      6,399    6,374,415
#      3.800%, 03/15/22                                      5,115    5,242,219
#      3.950%, 01/15/25                                     10,000   10,093,447
       3.400%, 05/15/25                                     21,870   21,294,700
Autodesk, Inc.
#      3.125%, 06/15/20                                      2,698    2,715,323
       4.375%, 06/15/25                                      3,050    3,152,961
       3.500%, 06/15/27                                      3,125    3,034,190
Automatic Data Processing, Inc.
       3.375%, 09/15/25                                     12,500   12,740,262
AutoZone, Inc.
       2.875%, 01/15/23                                     12,128   11,924,931
#      3.125%, 07/15/23                                      1,285    1,275,695
       3.250%, 04/15/25                                      6,275    6,144,883
       3.125%, 04/21/26                                      1,000      958,414
Avnet, Inc.
#      4.625%, 04/15/26                                      5,625    5,724,638
Baker Hughes a GE Co. LLC
       3.200%, 08/15/21                                        185      187,505
Baltimore Gas & Electric Co.
       2.800%, 08/15/22                                      3,256    3,222,039
#      2.400%, 08/15/26                                        700      650,956
Bank of America Corp.
       5.625%, 07/01/20                                      1,545    1,655,728
       3.300%, 01/11/23                                      4,532    4,574,311
#      4.000%, 04/01/24                                      6,192    6,431,934
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28                                     15,950   15,700,971
Bank of New York Mellon Corp. (The)
       5.450%, 05/15/19                                        391      406,138
       3.650%, 02/04/24                                     10,647   10,966,778
       3.000%, 02/24/25                                      2,590    2,552,892
       2.800%, 05/04/26                                      5,500    5,266,108
Baxter International, Inc.
       1.700%, 08/15/21                                        900      865,830
       2.600%, 08/15/26                                      4,250    3,964,001
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24                                        614      605,127

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Bemis Co., Inc.
    4.500%, 10/15/21                                           647  $   678,821
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20                                           320      319,628
Berkshire Hathaway Finance Corp.
#   1.300%, 05/15/18                                           157      156,686
#   3.000%, 05/15/22                                           987      997,798
Berkshire Hathaway, Inc.
    2.200%, 03/15/21                                         1,946    1,923,806
#   3.750%, 08/15/21                                         2,590    2,691,806
    3.400%, 01/31/22                                         3,237    3,335,626
    3.000%, 02/11/23                                         3,532    3,556,580
#   3.125%, 03/15/26                                        33,515   33,114,253
Biogen, Inc.
    2.900%, 09/15/20                                        14,850   14,925,427
BlackRock, Inc.
    5.000%, 12/10/19                                           407      426,551
    4.250%, 05/24/21                                         2,000    2,094,901
    3.200%, 03/15/27                                        24,850   24,693,264
Boeing Co. (The)
    8.750%, 08/15/21                                           988    1,184,434
    2.500%, 03/01/25                                         6,474    6,238,922
    2.600%, 10/30/25                                         3,610    3,499,699
Boston Scientific Corp.
    4.125%, 10/01/23                                         1,489    1,537,755
Bristol-Myers Squibb Co.
#   2.000%, 08/01/22                                         6,823    6,587,360
Brown & Brown, Inc.
    4.200%, 09/15/24                                         4,714    4,848,042
Buckeye Partners L.P.
#   4.150%, 07/01/23                                         1,942    1,968,101
#   3.950%, 12/01/26                                         7,500    7,245,036
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25                                         4,329    4,296,364
    7.000%, 12/15/25                                           868    1,080,055
CA, Inc.
#   4.700%, 03/15/27                                        17,707   18,236,425
Campbell Soup Co.
    4.250%, 04/15/21                                         1,036    1,076,334
    2.500%, 08/02/22                                         1,962    1,914,246
    3.300%, 03/19/25                                         4,092    4,074,402
Capital One Bank USA NA
    2.300%, 06/05/19                                           529      527,087
Capital One Financial Corp.
    2.450%, 04/24/19                                           656      655,642
    4.750%, 07/15/21                                         1,979    2,089,006
    3.750%, 04/24/24                                         4,661    4,728,203
Cardinal Health, Inc.
#   4.625%, 12/15/20                                           647      678,132
    3.200%, 06/15/22                                         3,885    3,866,868

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
    3.410%, 06/15/27                                        5,785  $ 5,577,493
Caterpillar, Inc.
    2.600%, 06/26/22                                        2,561    2,534,411
#   3.400%, 05/15/24                                        1,844    1,886,620
CBS Corp.
#   3.375%, 03/01/22                                        2,303    2,331,789
#   3.500%, 01/15/25                                        2,392    2,381,335
#   2.900%, 01/15/27                                       23,330   21,611,788
    7.875%, 07/30/30                                        1,150    1,546,745
Celgene Corp.
    4.000%, 08/15/23                                        8,333    8,657,085
    3.625%, 05/15/24                                        4,485    4,534,904
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21                                        1,567    1,631,346
Charles Schwab Corp. (The)
    3.000%, 03/10/25                                        8,611    8,463,459
Chevron Corp.
#   2.355%, 12/05/22                                        4,474    4,377,404
#   3.191%, 06/24/23                                       15,950   16,134,834
#   2.954%, 05/16/26                                       11,489   11,248,937
Cigna Corp.
#   4.000%, 02/15/22                                        1,402    1,449,890
Cisco Systems, Inc.
    1.400%, 02/28/18                                          800      799,800
#   3.625%, 03/04/24                                        1,942    2,009,924
Citigroup, Inc.
    2.550%, 04/08/19                                        1,058    1,059,502
#   4.500%, 01/14/22                                        1,489    1,568,648
    3.875%, 10/25/23                                        2,876    2,967,380
    3.750%, 06/16/24                                        2,590    2,640,500
    3.300%, 04/27/25                                        7,769    7,699,454
Clorox Co. (The)
    3.500%, 12/15/24                                        3,237    3,301,159
CME Group, Inc.
    3.000%, 03/15/25                                        2,866    2,843,911
CMS Energy Corp.
    3.875%, 03/01/24                                        1,745    1,797,209
    3.600%, 11/15/25                                        3,200    3,211,112
    3.000%, 05/15/26                                        5,000    4,824,174
CNA Financial Corp.
    5.750%, 08/15/21                                        4,233    4,586,692
    4.500%, 03/01/26                                        6,532    6,839,054
Coca-Cola Co. (The)
    1.875%, 10/27/20                                       18,650   18,368,811
    3.300%, 09/01/21                                        1,716    1,754,262
#   3.200%, 11/01/23                                       21,789   22,187,449
#   2.250%, 09/01/26                                       12,750   11,975,179
    2.900%, 05/25/27                                       23,810   23,303,034
Colgate-Palmolive Co.
    1.950%, 02/01/23                                        7,007    6,725,939

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
Comcast Cable Communications Holdings, Inc.
     9.455%, 11/15/22                                       2,991  $ 3,852,544
Comcast Corp.
#    3.600%, 03/01/24                                       4,375    4,481,401
#    3.375%, 08/15/25                                       4,266    4,291,890
#    3.150%, 03/01/26                                       8,800    8,660,279
Conagra Brands, Inc.
     3.200%, 01/25/23                                       4,697    4,714,312
ConocoPhillips Co.
#    2.400%, 12/15/22                                       1,942    1,907,848
#    3.350%, 11/15/24                                       4,532    4,612,667
#    4.950%, 03/15/26                                      15,000   16,714,050
Consolidated Edison Co. of New York, Inc.
     3.300%, 12/01/24                                       1,295    1,303,818
Corning, Inc.
     3.700%, 11/15/23                                       2,742    2,774,361
Cox Communications, Inc.
###  3.250%, 12/15/22                                       2,250    2,242,163
###  3.850%, 02/01/25                                       6,869    6,953,128
CSX Corp.
     4.250%, 06/01/21                                         757      788,906
CVS Health Corp.
     2.800%, 07/20/20                                       1,935    1,931,552
#    2.125%, 06/01/21                                       1,300    1,261,925
     3.375%, 08/12/24                                      15,031   14,826,773
     3.875%, 07/20/25                                       8,998    9,079,735
Danaher Corp.
     3.350%, 09/15/25                                       1,500    1,523,835
Deere & Co.
     5.375%, 10/16/29                                         472      556,809
Discovery Communications LLC
     3.300%, 05/15/22                                       1,424    1,419,639
#    3.250%, 04/01/23                                         647      636,800
     3.450%, 03/15/25                                       5,737    5,580,600
Dollar General Corp.
#    3.250%, 04/15/23                                       6,812    6,813,679
#    4.150%, 11/01/25                                       1,117    1,165,551
Dominion Energy Gas Holdings LLC
     2.800%, 11/15/20                                       7,250    7,254,771
     3.600%, 12/15/24                                       3,237    3,259,578
Dominion Energy, Inc.
     2.500%, 12/01/19                                         932      928,631
     3.625%, 12/01/24                                       1,295    1,312,315
     3.900%, 10/01/25                                      10,130   10,393,343
Dow Chemical Co. (The)
     3.000%, 11/15/22                                       2,725    2,717,689
     3.500%, 10/01/24                                       7,539    7,638,201
Dr Pepper Snapple Group, Inc.
     3.400%, 11/15/25                                       1,750    1,722,978

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Dr. Pepper Snapple Group, Inc.
    2.000%, 01/15/20                                            88  $    86,798
DTE Energy Co.
    2.400%, 12/01/19                                         2,170    2,160,228
    3.850%, 12/01/23                                           971      999,187
Duke Energy Corp.
    5.050%, 09/15/19                                            69       71,715
    3.050%, 08/15/22                                        11,375   11,363,041
    3.750%, 04/15/24                                         5,772    5,922,248
DXC Technology Co.
    4.450%, 09/18/22                                         3,237    3,368,717
Eastman Chemical Co.
    2.700%, 01/15/20                                           444      445,137
    4.500%, 01/15/21                                            88       91,341
    3.600%, 08/15/22                                           300      305,970
    3.800%, 03/15/25                                         4,383    4,508,054
Eaton Vance Corp.
    3.500%, 04/06/27                                         1,500    1,513,763
eBay, Inc.
    3.800%, 03/09/22                                         7,500    7,705,013
#   2.600%, 07/15/22                                         2,719    2,658,498
#   3.600%, 06/05/27                                        10,000    9,769,538
Ecolab, Inc.
    4.350%, 12/08/21                                         1,072    1,132,767
#   2.700%, 11/01/26                                         4,500    4,270,609
EI du Pont de Nemours & Co.
    4.625%, 01/15/20                                           152      158,241
Emerson Electric Co.
    3.150%, 06/01/25                                         5,374    5,359,739
Energy Transfer L.P.
    4.750%, 01/15/26                                         5,800    6,027,703
Enterprise Products Operating LLC
    5.250%, 01/31/20                                           212      222,501
    5.200%, 09/01/20                                           486      515,911
    3.900%, 02/15/24                                         2,104    2,174,734
#   3.750%, 02/15/25                                         2,000    2,041,192
    3.700%, 02/15/26                                         5,338    5,431,531
EOG Resources, Inc.
#   4.100%, 02/01/21                                         1,742    1,806,158
    2.625%, 03/15/23                                         3,800    3,719,710
    3.150%, 04/01/25                                         6,797    6,693,618
ERAC USA Finance LLC
##  3.850%, 11/15/24                                         6,667    6,799,693
Eversource Energy
#   2.500%, 03/15/21                                           500      496,737
    2.800%, 05/01/23                                         4,798    4,713,985
Exelon Corp.
    2.450%, 04/15/21                                         1,307    1,287,637
    3.950%, 06/15/25                                         2,350    2,408,326
#   3.400%, 04/15/26                                        19,465   19,230,159

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    2.950%, 01/15/20                                           836  $   840,205
Express Scripts Holding Co.
    3.900%, 02/15/22                                         4,823    4,936,303
#   3.500%, 06/15/24                                         8,439    8,420,763
#   3.400%, 03/01/27                                        15,094   14,577,305
Exxon Mobil Corp.
#   3.176%, 03/15/24                                        33,308   33,810,368
#   3.043%, 03/01/26                                         5,000    4,978,932
FedEx Corp.
    2.625%, 08/01/22                                         4,408    4,365,936
#   4.000%, 01/15/24                                         8,590    8,999,932
    3.200%, 02/01/25                                         3,788    3,779,701
Fidelity National Information Services, Inc.
    2.250%, 08/15/21                                         3,900    3,805,543
#   5.000%, 10/15/25                                         3,050    3,308,773
Fifth Third Bancorp
    3.500%, 03/15/22                                            56       57,014
Ford Motor Credit Co. LLC
    2.459%, 03/27/20                                           635      629,787
#   3.200%, 01/15/21                                         1,200    1,203,152
    3.219%, 01/09/22                                         8,750    8,688,711
    4.375%, 08/06/23                                         8,417    8,725,146
#   3.664%, 09/08/24                                         4,875    4,843,152
GATX Corp.
    2.500%, 03/15/19                                           547      546,137
    3.250%, 03/30/25                                         5,180    5,065,592
#   3.250%, 09/15/26                                         2,800    2,681,563
General Dynamics Corp.
    2.250%, 11/15/22                                         4,856    4,726,735
    2.125%, 08/15/26                                         7,425    6,824,780
General Electric Co.
    0.375%, 05/17/22                                    EUR 11,681   14,377,733
    3.375%, 03/11/24                                         3,237    3,235,369
    6.750%, 03/15/32                                        19,132   24,722,811
General Mills, Inc.
    3.150%, 12/15/21                                           757      764,624
General Motors Financial Co., Inc.
#   5.250%, 03/01/26                                        18,034   19,424,578
#   4.350%, 01/17/27                                         5,000    5,087,007
Georgia Power Co.
    2.850%, 05/15/22                                         1,851    1,842,134
#   3.250%, 03/30/27                                        13,370   13,186,389
Gilead Sciences, Inc.
    2.050%, 04/01/19                                           177      176,753
    4.400%, 12/01/21                                         1,431    1,509,109
    3.700%, 04/01/24                                        10,736   11,061,730
#   3.650%, 03/01/26                                         4,900    5,015,542
Goldman Sachs Group, Inc. (The)
#   6.000%, 06/15/20                                            42       45,067

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
    5.250%, 07/27/21                                       2,266  $ 2,434,239
#   4.000%, 03/03/24                                      21,654   22,337,544
    3.750%, 05/22/25                                       7,500    7,595,165
Great Plains Energy, Inc.
    4.850%, 06/01/21                                       2,495    2,624,361
Halliburton Co.
#   3.500%, 08/01/23                                       6,474    6,573,150
#   3.800%, 11/15/25                                       2,470    2,527,610
Harley-Davidson, Inc.
    3.500%, 07/28/25                                       3,635    3,651,231
Harris Corp.
    2.700%, 04/27/20                                         503      501,608
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22                                       6,816    7,346,536
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25                                       3,000    3,141,845
Home Depot, Inc. (The)
#   2.700%, 04/01/23                                       1,295    1,282,879
    3.350%, 09/15/25                                       3,685    3,732,246
Honeywell International, Inc.
    2.500%, 11/01/26                                       8,800    8,345,153
Hormel Foods Corp.
    4.125%, 04/15/21                                       1,496    1,553,306
HP, Inc.
    4.375%, 09/15/21                                      12,625   13,205,961
Humana, Inc.
    3.850%, 10/01/24                                       7,916    8,082,442
Huntington Bancshares, Inc.
    3.150%, 03/14/21                                       1,600    1,612,488
    2.300%, 01/14/22                                       3,330    3,234,795
Hyatt Hotels Corp.
    3.375%, 07/15/23                                       1,959    1,966,347
Illinois Tool Works, Inc.
#   1.950%, 03/01/19                                         314      313,023
    3.500%, 03/01/24                                       6,474    6,692,542
Indiana Michigan Power Co.
    7.000%, 03/15/19                                         264      276,988
Intel Corp.
#   2.700%, 12/15/22                                         942      936,631
International Business Machines Corp.
    2.250%, 02/19/21                                      20,000   19,806,507
#   3.375%, 08/01/23                                       4,409    4,491,909
#   3.625%, 02/12/24                                       9,712   10,009,802
#   3.300%, 01/27/27                                      26,460   26,478,913
International Paper Co.
    3.650%, 06/15/24                                       7,942    8,085,386
    3.800%, 01/15/26                                       1,062    1,082,158
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24                                       3,949    4,076,432

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
ITC Holdings Corp.
    3.650%, 06/15/24                                       9,827  $ 9,968,979
Janus Capital Group, Inc.
    4.875%, 08/01/25                                       9,152    9,668,254
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
#   4.850%, 01/15/27                                       4,900    5,151,090
JM Smucker Co. (The)
    3.500%, 03/15/25                                       5,000    5,057,238
John Deere Capital Corp.
#   2.550%, 01/08/21                                       9,703    9,682,216
#   3.350%, 06/12/24                                       6,267    6,348,468
Johnson & Johnson
    1.650%, 03/01/21                                       1,500    1,465,137
    3.375%, 12/05/23                                       6,474    6,668,492
    2.450%, 03/01/26                                       3,250    3,105,446
JPMorgan Chase & Co.
    4.350%, 08/15/21                                       2,009    2,110,674
    3.625%, 05/13/24                                      12,273   12,525,272
    3.900%, 07/15/25                                      11,150   11,539,585
Juniper Networks, Inc.
    4.600%, 03/15/21                                       2,590    2,703,259
#   4.500%, 03/15/24                                       4,273    4,431,684
Kellogg Co.
    3.250%, 04/01/26                                      13,900   13,546,780
    7.450%, 04/01/31                                       5,320    7,041,270
KeyBank NA
    2.500%, 12/15/19                                         153      152,602
KeyCorp
    2.900%, 09/15/20                                       1,466    1,470,822
#   5.100%, 03/24/21                                       1,411    1,508,918
Kimberly-Clark Corp.
    1.900%, 05/22/19                                         497      493,801
#   2.400%, 06/01/23                                       1,942    1,888,089
Kohl's Corp.
    4.750%, 12/15/23                                       5,253    5,601,038
Kraft Heinz Foods Co.
#   3.500%, 06/06/22                                       9,255    9,357,731
    3.950%, 07/15/25                                      11,650   11,786,690
Kroger Co. (The)
#   3.850%, 08/01/23                                       3,380    3,473,007
    7.500%, 04/01/31                                       7,750   10,012,247
L3 Technologies, Inc.
    4.750%, 07/15/20                                         550      574,402
    3.950%, 05/28/24                                       2,498    2,551,737
Laboratory Corp. of America Holdings
    4.000%, 11/01/23                                       3,885    3,998,741
Legg Mason, Inc.
    2.700%, 07/15/19                                         529      529,934
    3.950%, 07/15/24                                       4,791    4,836,136

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
    4.750%, 03/15/26                                       2,030  $ 2,142,082
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                       6,743    7,136,382
Lincoln National Corp.
    6.250%, 02/15/20                                         117      125,054
Lockheed Martin Corp.
    4.250%, 11/15/19                                       3,500    3,613,050
    2.500%, 11/23/20                                       5,071    5,063,938
    2.900%, 03/01/25                                       4,532    4,437,962
#   3.550%, 01/15/26                                       4,856    4,954,993
Loews Corp.
    2.625%, 05/15/23                                       3,805    3,713,935
#   3.750%, 04/01/26                                      10,795   11,023,093
Lowe's Cos., Inc.
#   3.120%, 04/15/22                                         295      298,870
    3.375%, 09/15/25                                       5,244    5,287,889
Magellan Midstream Partners L.P.
    4.250%, 02/01/21                                       1,534    1,589,333
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                         893      885,504
    2.900%, 02/06/25                                       8,028    7,842,042
Marathon Petroleum Corp.
    3.625%, 09/15/24                                       8,287    8,396,119
Marriott International, Inc.
    6.750%, 05/15/18                                         504      510,744
#   2.875%, 03/01/21                                       1,021    1,019,843
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19                                         529      528,525
    3.500%, 06/03/24                                       8,417    8,539,367
MasterCard, Inc.
    3.375%, 04/01/24                                       1,808    1,838,663
Mattel, Inc.
    1.700%, 03/15/18                                         578      576,844
    2.350%, 05/06/19                                         621      611,685
Maxim Integrated Products, Inc.
    3.450%, 06/15/27                                       6,000    5,887,578
McDonald's Corp.
    2.200%, 05/26/20                                         811      805,814
    3.500%, 07/15/20                                       4,972    5,079,683
    2.625%, 01/15/22                                       1,878    1,863,953
McKesson Corp.
    2.284%, 03/15/19                                         899      897,134
#   3.796%, 03/15/24                                       4,399    4,513,973
Mead Johnson Nutrition Co.
#   4.125%, 11/15/25                                       6,000    6,246,506
Merck & Co., Inc.
    2.800%, 05/18/23                                      13,920   13,886,070
    2.750%, 02/10/25                                      11,745   11,480,311
MetLife, Inc.
    3.600%, 04/10/24                                      16,329   16,672,683

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Microsoft Corp.
    1.625%, 12/06/18                                         973  $   969,842
    1.850%, 02/12/20                                         122      121,034
    3.000%, 10/01/20                                       1,045    1,062,348
    2.000%, 11/03/20                                       8,700    8,603,016
#   3.625%, 12/15/23                                       9,398    9,744,703
    2.700%, 02/12/25                                       1,942    1,899,801
    3.125%, 11/03/25                                       3,145    3,150,891
#   2.400%, 08/08/26                                      29,980   28,272,490
#   3.300%, 02/06/27                                      24,980   25,201,153
Mobil Corp.
    8.625%, 08/15/21                                       1,303    1,568,138
Molson Coors Brewing Co.
#   3.500%, 05/01/22                                       5,180    5,245,582
#   3.000%, 07/15/26                                       7,500    7,145,821
Monsanto Co.
    1.850%, 11/15/18                                       2,959    2,951,543
    2.125%, 07/15/19                                         264      262,839
    5.500%, 08/15/25                                       2,266    2,552,691
Morgan Stanley
    7.300%, 05/13/19                                         235      249,023
    2.500%, 04/21/21                                       2,500    2,468,650
    5.500%, 07/28/21                                         875      946,285
    3.875%, 04/29/24                                      12,122   12,443,591
    3.875%, 01/27/26                                      16,645   17,008,474
Mosaic Co. (The)
#   4.250%, 11/15/23                                       4,011    4,133,963
Motorola Solutions, Inc.
    3.750%, 05/15/22                                       3,237    3,283,787
    3.500%, 03/01/23                                       3,237    3,218,935
Nasdaq, Inc.
    4.250%, 06/01/24                                       2,849    2,957,179
National Oilwell Varco, Inc.
    2.600%, 12/01/22                                       8,117    7,838,038
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32                                       2,740    3,897,525
NetApp, Inc.
    3.250%, 12/15/22                                       1,101    1,096,487
Newell Brands, Inc.
    4.000%, 06/15/22                                       6,559    6,688,947
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21                                         838      877,492
    3.550%, 05/01/27                                       5,100    5,106,762
NIKE, Inc.
    2.375%, 11/01/26                                      28,411   26,746,889
NiSource Finance Corp.
    3.850%, 02/15/23                                       2,362    2,428,957
Noble Energy, Inc.
    4.150%, 12/15/21                                       1,737    1,801,018

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
    3.900%, 11/15/24                                       1,574  $ 1,609,142
Nordstrom, Inc.
    4.750%, 05/01/20                                       1,353    1,404,504
    4.000%, 10/15/21                                         971      993,323
#   4.000%, 03/15/27                                      12,800   12,593,360
Norfolk Southern Corp.
    2.903%, 02/15/23                                       4,532    4,491,701
Northern Trust Corp.
    3.375%, 08/23/21                                       1,942    1,983,511
Northrop Grumman Corp.
#   3.250%, 08/01/23                                       1,000    1,007,326
Nuveen Finance LLC
##  4.125%, 11/01/24                                       2,780    2,884,646
O'Reilly Automotive, Inc.
    3.800%, 09/01/22                                         730      757,169
Occidental Petroleum Corp.
    2.700%, 02/15/23                                         425      421,033
    3.400%, 04/15/26                                       7,376    7,437,269
#   3.000%, 02/15/27                                       7,201    7,017,819
Ohio Power Co.
    5.375%, 10/01/21                                       2,335    2,545,783
Omnicom Group, Inc.
    3.650%, 11/01/24                                       3,295    3,324,307
ONE Gas, Inc.
    2.070%, 02/01/19                                         497      495,451
ONEOK, Inc.
#   4.000%, 07/13/27                                       6,700    6,746,079
Oracle Corp.
#   2.500%, 10/15/22                                       1,942    1,908,475
#   2.950%, 05/15/25                                      28,183   27,748,445
    2.650%, 07/15/26                                      40,250   38,275,393
    3.250%, 11/15/27                                       4,850    4,793,240
Pacific Gas & Electric Co.
    3.850%, 11/15/23                                       3,237    3,324,116
    3.750%, 02/15/24                                       6,578    6,712,074
    3.500%, 06/15/25                                       4,338    4,298,405
Packaging Corp. of America
    4.500%, 11/01/23                                       3,933    4,173,131
Parker-Hannifin Corp.
    3.300%, 11/21/24                                       6,164    6,197,795
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20                                       2,721    2,740,188
PepsiCo, Inc.
#   2.150%, 10/14/20                                       6,503    6,455,965
#   2.750%, 03/05/22                                       2,843    2,836,792
#   2.750%, 03/01/23                                       4,532    4,503,170
    3.500%, 07/17/25                                       6,474    6,608,862
Pfizer, Inc.
    3.000%, 06/15/23                                       1,942    1,961,608
#   3.400%, 05/15/24                                       6,474    6,634,363

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
    3.000%, 12/15/26                                      42,600  $41,987,785
Philip Morris International, Inc.
    3.250%, 11/10/24                                       5,916    5,928,645
Phillips 66
    4.300%, 04/01/22                                       4,284    4,501,055
Phillips 66 Partners L.P.
    3.550%, 10/01/26                                      21,855   21,302,370
PNC Bank NA
    3.300%, 10/30/24                                       3,788    3,806,764
    2.950%, 02/23/25                                       8,093    7,924,236
    3.250%, 06/01/25                                       8,000    7,968,809
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20                                         270      281,286
#   3.300%, 03/08/22                                         804      816,528
PPL Capital Funding, Inc.
#   3.400%, 06/01/23                                       4,914    4,935,321
Praxair, Inc.
    2.200%, 08/15/22                                         809      787,927
Precision Castparts Corp.
    2.500%, 01/15/23                                       7,860    7,730,469
    3.250%, 06/15/25                                      31,349   31,576,401
Priceline Group, Inc. (The)
#   3.600%, 06/01/26                                       9,322    9,271,471
Principal Financial Group, Inc.
    3.125%, 05/15/23                                       4,496    4,453,500
    3.100%, 11/15/26                                       4,600    4,454,860
Private Export Funding Corp.
    4.300%, 12/15/21                                         911      969,142
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                       1,533    1,501,922
#   2.450%, 11/03/26                                       1,090    1,029,233
#   2.850%, 08/11/27                                      13,000   12,621,873
Progress Energy, Inc.
    4.875%, 12/01/19                                         553      575,133
    4.400%, 01/15/21                                       2,300    2,388,903
Progressive Corp. (The)
    3.750%, 08/23/21                                       4,403    4,528,594
Prudential Financial, Inc.
    4.500%, 11/15/20                                         361      378,948
    3.500%, 05/15/24                                       9,712    9,885,194
PSEG Power LLC
    2.450%, 11/15/18                                         529      529,919
    5.125%, 04/15/20                                       2,269    2,385,555
#   4.300%, 11/15/23                                       5,883    6,134,071
Puget Energy, Inc.
    6.000%, 09/01/21                                       7,992    8,740,838
QUALCOMM, Inc.
    2.250%, 05/20/20                                         543      538,294
    3.450%, 05/20/25                                      11,374   11,122,192

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
Quest Diagnostics, Inc.
    4.700%, 04/01/21                                        3,685  $3,879,142
    3.500%, 03/30/25                                          388     387,220
Raytheon Co.
#   3.125%, 10/15/20                                        4,050   4,112,330
    2.500%, 12/15/22                                        1,424   1,400,025
Reinsurance Group of America, Inc.
    5.000%, 06/01/21                                          971   1,024,499
    4.700%, 09/15/23                                        3,885   4,115,430
    3.950%, 09/15/26                                        9,600   9,550,796
Republic Services, Inc.
    5.500%, 09/15/19                                          131     136,980
    3.550%, 06/01/22                                        4,540   4,620,101
Reynolds American, Inc.
    6.875%, 05/01/20                                        4,095   4,459,251
Rockwell Automation, Inc.
    2.875%, 03/01/25                                        5,805   5,621,511
Roper Technologies, Inc.
    3.000%, 12/15/20                                        1,300   1,308,875
Ryder System, Inc.
    2.500%, 03/01/18                                          343     342,999
    2.450%, 09/03/19                                          121     120,842
SCANA Corp.
#   4.125%, 02/01/22                                        1,965   2,008,100
Scripps Networks Interactive, Inc.
    2.800%, 06/15/20                                          550     547,880
    3.500%, 06/15/22                                        7,784   7,775,489
    3.900%, 11/15/24                                        5,439   5,446,271
Sempra Energy
    2.850%, 11/15/20                                        5,400   5,418,679
    4.050%, 12/01/23                                        4,254   4,423,377
    3.550%, 06/15/24                                        6,604   6,670,531
Sherwin-Williams Co. (The)
#   3.450%, 08/01/25                                        4,597   4,581,817
Southern Co. (The)
    2.750%, 06/15/20                                          346     346,421
#   3.250%, 07/01/26                                        4,860   4,686,456
Southern Power Co.
    4.150%, 12/01/25                                        1,450   1,510,818
Southwest Airlines Co.
    2.750%, 11/06/19                                        5,120   5,137,278
#   2.650%, 11/05/20                                        5,200   5,189,911
    3.000%, 11/15/26                                        9,273   8,901,450
Spectra Energy Partners L.P.
    4.750%, 03/15/24                                        1,937   2,075,465
StanCorp Financial Group, Inc.
    5.000%, 08/15/22                                        3,237   3,426,850
Starbucks Corp.
    3.850%, 10/01/23                                        1,245   1,301,577

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
State Street Corp.
    4.375%, 03/07/21                                       2,120  $ 2,230,790
    1.950%, 05/19/21                                       2,384    2,326,784
    3.300%, 12/16/24                                      14,110   14,234,145
    3.550%, 08/18/25                                       8,350    8,518,327
Stryker Corp.
    2.625%, 03/15/21                                         906      901,720
    3.375%, 05/15/24                                         518      524,435
    3.375%, 11/01/25                                       9,398    9,463,420
SunTrust Bank
    2.750%, 05/01/23                                       3,172    3,100,991
SunTrust Banks, Inc.
    2.900%, 03/03/21                                       3,500    3,505,104
Sysco Corp.
    2.600%, 10/01/20                                       3,000    3,004,530
#   3.300%, 07/15/26                                       2,000    1,980,279
Tapestry, Inc.
    4.250%, 04/01/25                                      17,001   17,237,753
Target Corp.
    2.900%, 01/15/22                                       3,601    3,638,367
#   2.500%, 04/15/26                                       4,520    4,281,593
TD Ameritrade Holding Corp.
    5.600%, 12/01/19                                         212      223,720
    2.950%, 04/01/22                                       1,806    1,803,653
    3.625%, 04/01/25                                       7,444    7,587,921
Texas Instruments, Inc.
    2.250%, 05/01/23                                         665      642,306
Time Warner, Inc.
    4.750%, 03/29/21                                       1,102    1,162,183
    4.000%, 01/15/22                                       1,165    1,204,729
    3.550%, 06/01/24                                       4,532    4,540,849
    3.600%, 07/15/25                                       8,500    8,387,713
    3.800%, 02/15/27                                       4,570    4,513,904
Total System Services, Inc.
#   4.800%, 04/01/26                                       6,000    6,414,083
Travelers Cos., Inc. (The)
    3.900%, 11/01/20                                       6,000    6,181,954
Tyson Foods, Inc.
    4.500%, 06/15/22                                       5,592    5,907,469
U.S. Bancorp
    2.350%, 01/29/21                                         815      808,848
U.S. Bank NA
    2.800%, 01/27/25                                       5,950    5,795,160
Union Pacific Corp.
    2.250%, 02/15/19                                         336      335,935
    2.750%, 04/15/23                                         647      643,567
    3.250%, 01/15/25                                       9,626    9,738,491
United Technologies Corp.
#   3.100%, 06/01/22                                         160      161,499
    7.500%, 09/15/29                                         622      837,988

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
    2.750%, 02/15/23                                         8,773  $ 8,681,620
    2.875%, 03/15/23                                         5,827    5,794,485
    3.750%, 07/15/25                                        11,867   12,255,668
Unum Group
#   4.000%, 03/15/24                                         5,110    5,234,697
#   3.875%, 11/05/25                                         2,000    2,006,405
Valero Energy Corp.
    9.375%, 03/15/19                                            73       78,530
#   3.400%, 09/15/26                                         3,964    3,917,916
Verizon Communications, Inc.
#   2.946%, 03/15/22                                           324      322,567
#   3.500%, 11/01/24                                         1,200    1,207,317
    3.376%, 02/15/25                                        16,814   16,664,383
#   2.625%, 08/15/26                                         2,050    1,894,634
Viacom, Inc.
    2.750%, 12/15/19                                           296      295,031
    4.500%, 03/01/21                                         1,878    1,959,692
#   4.250%, 09/01/23                                           647      669,260
#   3.875%, 04/01/24                                         4,956    4,999,756
Visa, Inc.
    3.150%, 12/14/25                                        14,725   14,707,806
Wal-Mart Stores, Inc.
#   2.550%, 04/11/23                                         6,827    6,748,513
#   3.300%, 04/22/24                                         6,782    6,949,244
Walgreen Co.
    3.100%, 09/15/22                                         6,887    6,830,067
Walgreens Boots Alliance, Inc.
#   3.300%, 11/18/21                                        12,978   13,117,786
    3.450%, 06/01/26                                         3,000    2,917,343
Walt Disney Co. (The)
#   3.150%, 09/17/25                                         6,474    6,494,244
Waste Management, Inc.
    4.600%, 03/01/21                                         1,852    1,945,167
    3.500%, 05/15/24                                         5,000    5,098,044
    3.125%, 03/01/25                                         3,500    3,468,210
WEC Energy Group, Inc.
    2.450%, 06/15/20                                         1,677    1,673,441
    3.550%, 06/15/25                                         4,500    4,545,594
Wells Fargo & Co.
#   2.600%, 07/22/20                                           300      299,664
    3.500%, 03/08/22                                         8,870    9,036,906
    3.000%, 02/19/25                                        16,454   16,135,015
#   3.000%, 04/22/26                                         2,803    2,717,740
Western Union Co. (The)
    5.253%, 04/01/20                                         2,310    2,418,287
WestRock MWV LLC
    8.200%, 01/15/30                                        15,547   21,307,513
Whirlpool Corp.
    4.700%, 06/01/22                                         1,942    2,055,099

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
UNITED STATES -- (Continued)
#   3.700%, 05/01/25                                     12,588  $   12,739,980
Williams Partners L.P.
    4.000%, 09/15/25                                     11,750      11,945,590
    3.750%, 06/15/27                                      1,400       1,395,052
Wisconsin Electric Power Co.
    3.100%, 06/01/25                                      3,237       3,205,275
Wm Wrigley Jr Co.
##  2.900%, 10/21/19                                        176         177,056
Wyndham Worldwide Corp.
#   3.900%, 03/01/23                                      7,629       7,487,113
Xerox Corp.
    4.070%, 03/17/22                                      1,138       1,157,350
#   3.800%, 05/15/24                                      4,340       4,333,868
Xilinx, Inc.
    3.000%, 03/15/21                                        989         987,516
Zimmer Biomet Holdings, Inc.
#   3.550%, 04/01/25                                      5,700       5,609,866
Zoetis, Inc.
    3.000%, 09/12/27                                      5,400       5,174,999
                                                                 --------------
TOTAL UNITED STATES                                               3,055,658,132
                                                                 --------------
TOTAL BONDS                                                       4,291,023,026
                                                                 --------------
AGENCY OBLIGATIONS -- (18.0%)
Federal Farm Credit Bank
    5.100%, 09/03/19                                      2,695       2,817,577
    5.320%, 09/03/19                                      6,379       6,691,003
    5.150%, 11/15/19                                      5,294       5,566,578
    4.670%, 05/07/20                                      1,677       1,764,625
    5.350%, 08/07/20                                      2,007       2,153,830
    3.650%, 12/21/20                                     13,178      13,636,805
    5.250%, 03/02/21                                      1,827       1,980,404
    5.220%, 02/22/22                                      1,497       1,651,646
    5.210%, 12/19/22                                      6,349       7,097,750
    4.800%, 02/13/23                                        583         642,183
    5.250%, 03/06/23                                      1,797       2,019,470
    5.220%, 05/15/23                                     14,406      16,218,304
    2.630%, 08/03/26                                      5,827       5,672,724
    5.770%, 01/05/27                                      1,942       2,356,951
Federal Home Loan Bank
    1.500%, 03/08/19                                     11,350      11,290,117
    1.875%, 03/08/19                                     16,720      16,701,692
    5.375%, 05/15/19                                     16,985      17,687,890
    1.625%, 06/14/19                                     16,120      16,026,375
    5.125%, 08/15/19                                      1,585       1,656,304
#   1.375%, 09/13/19                                      1,495       1,476,488
    4.500%, 09/13/19                                     11,070      11,490,328
    4.125%, 12/13/19                                      7,785       8,058,682
    1.875%, 03/13/20                                     37,695      37,443,009
    4.125%, 03/13/20                                     26,870      27,916,640
    3.000%, 03/18/20                                      5,415       5,504,954

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
    3.375%, 06/12/20                                         8,535 $  8,754,170
    2.875%, 09/11/20                                         4,405    4,476,542
    4.625%, 09/11/20                                         7,680    8,123,689
    3.125%, 12/11/20                                         1,795    1,834,648
    5.250%, 12/11/20                                         2,260    2,435,189
    1.750%, 03/12/21                                        12,110   11,890,773
    5.000%, 03/12/21                                         1,555    1,677,808
    2.250%, 06/11/21                                        20,965   20,887,576
    3.625%, 06/11/21                                         3,005    3,124,602
    5.625%, 06/11/21                                        11,075   12,227,022
    2.375%, 09/10/21                                        11,785   11,759,792
#   3.000%, 09/10/21                                         9,355    9,543,803
    2.625%, 12/10/21                                        32,225   32,441,617
    5.000%, 12/10/21                                        13,625   14,886,430
    2.250%, 03/11/22                                         2,995    2,965,442
    2.500%, 03/11/22                                         3,295    3,294,743
    5.250%, 06/10/22                                         2,470    2,746,919
    5.750%, 06/10/22                                         5,840    6,603,195
#   2.000%, 09/09/22                                         4,860    4,749,012
    5.375%, 09/30/22                                        18,980   21,356,144
    5.250%, 12/09/22                                         4,490    5,026,910
    4.750%, 03/10/23                                        14,735   16,278,550
    3.250%, 06/09/23                                        10,480   10,823,052
    2.500%, 12/08/23                                        10,000    9,910,360
    3.250%, 03/08/24                                        29,750   30,614,089
    2.875%, 06/14/24                                         4,900    4,943,855
    5.375%, 08/15/24                                         5,555    6,427,746
    5.365%, 09/09/24                                           600      694,388
    2.875%, 09/13/24                                        66,000   66,482,262
    2.750%, 12/13/24                                        76,000   75,818,892
    4.375%, 03/13/26                                         6,020    6,637,622
    5.750%, 06/12/26                                        11,915   14,376,234
Federal Home Loan Mortgage Corp.
    1.750%, 05/30/19                                           529      526,951
    6.750%, 09/15/29                                        18,721   25,425,065
    6.750%, 03/15/31                                        22,491   31,254,033
    6.250%, 07/15/32                                        21,000   28,589,946
Federal National Mortgage Association
    1.875%, 02/19/19                                         1,058    1,057,384
#   1.500%, 06/22/20                                         4,549    4,470,907
    1.250%, 05/06/21                                         5,000    4,826,020
    2.000%, 01/05/22                                        23,000   22,612,243
    2.625%, 09/06/24                                       153,200  152,183,058
    2.125%, 04/24/26                                        63,200   60,043,855
#   1.875%, 09/24/26                                       101,400   93,868,616
    6.250%, 05/15/29                                        53,322   69,455,264
    7.125%, 01/15/30                                         6,474    9,077,066
    7.250%, 05/15/30                                        21,550   30,660,327
    6.625%, 11/15/30                                       111,500  152,957,930
Tennessee Valley Authority
    1.750%, 10/15/18                                         3,237    3,234,928

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
    3.875%, 02/15/21                                      31,741 $   33,119,924
#   1.875%, 08/15/22                                      38,243     37,096,475
#   2.875%, 09/15/24                                      55,925     56,283,535
    6.750%, 11/01/25                                      25,623     32,385,294
    2.875%, 02/01/27                                      17,000     16,903,100
    7.125%, 05/01/30                                      43,131     60,468,325
                                                                 --------------
TOTAL AGENCY OBLIGATIONS                                          1,585,835,651
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (27.5%)
U.S. Treasury Bonds
    8.125%, 05/15/21                                      37,017     43,756,815
    8.125%, 08/15/21                                      35,789     42,761,104
    7.250%, 08/15/22                                      28,959     34,911,794
    6.250%, 08/15/23                                      51,741     61,593,904
    7.500%, 11/15/24                                      49,948     65,043,091
    6.875%, 08/15/25                                      40,371     52,018,020
    6.000%, 02/15/26                                      44,667     55,418,982
    6.750%, 08/15/26                                      39,317     51,553,143
    6.625%, 02/15/27                                      45,173     59,475,948
    6.125%, 11/15/27                                      29,750     38,468,145
    5.250%, 11/15/28                                      36,868     45,556,339
    5.250%, 02/15/29                                     100,850    125,077,265
    6.125%, 08/15/29                                      25,884     34,560,673
    6.250%, 05/15/30                                      26,011     35,528,854
    5.375%, 02/15/31                                     111,000    143,046,914
U.S. Treasury Notes
    2.000%, 09/30/20                                      52,328     51,967,947
    3.625%, 02/15/21                                      39,500     41,005,937
    3.125%, 05/15/21                                      49,865     51,067,029
    1.125%, 07/31/21                                      25,000     23,947,265
    1.250%, 10/31/21                                      50,000     47,925,781
    2.000%, 10/31/21                                      54,757     53,946,537
    1.625%, 08/15/22                                      90,000     86,688,281
#   2.125%, 12/31/22                                      25,000     24,534,180
    1.500%, 02/28/23                                      77,200     73,388,250
    1.500%, 03/31/23                                      88,000     83,551,875
    1.750%, 05/15/23                                      69,000     66,248,086
    1.250%, 07/31/23                                      40,000     37,295,312
    2.750%, 02/15/24                                      71,662     72,193,665
    2.500%, 05/15/24                                      98,000     97,261,172
    2.250%, 11/15/24                                      68,500     66,750,039
    2.000%, 02/15/25                                      25,000     23,926,758
    2.125%, 05/15/25                                     110,000    105,952,343
    2.000%, 08/15/25                                     104,000     99,116,875
    2.250%, 11/15/25                                      69,700     67,513,707
    1.625%, 02/15/26                                      65,000     59,939,649
    1.625%, 05/15/26                                     127,000    116,805,273
    1.500%, 08/15/26                                     105,000     95,303,906

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
#   2.250%, 11/15/27                                     85,000  $   81,583,399
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                   2,416,684,257
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       8,293,542,934
                                                                 --------------

                                                        SHARES       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund                  43,652,585 $  505,104,062
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $8,926,030,506)^^                                          $8,798,646,996
                                                                 ==============

At January 31, 2018, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                                   UNREALIZED
                                                                                    FOREIGN
                                                                                    EXCHANGE
                                                                    SETTLEMENT    APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD           COUNTERPARTY               DATE      (DEPRECIATION)
------------------ ---------------   ---------------------------- -------------- --------------
USD $76,915,098    EUR  63,126,212   State Street Bank and Trust     04/10/18     $(1,812,314)
USD 100,258,329    SEK 800,579,706   Bank of America Corp.           04/12/18      (1,826,243)
USD  24,812,014    CAD  30,856,831   State Street Bank and Trust     04/18/18        (297,352)
                                                                                  -----------
                                                                      TOTAL
                                                                  (DEPRECIATION)  $(3,935,909)
                                                                                  ===========

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia                     --    $  151,999,102    --    $  151,999,102
    Austria                       --         1,960,578    --         1,960,578
    Belgium                       --        10,707,403    --        10,707,403
    Canada                        --       129,606,693    --       129,606,693
    Denmark                       --        35,769,881    --        35,769,881
    Finland                       --         2,452,876    --         2,452,876
    France                        --        69,617,955    --        69,617,955
    Germany                       --        83,887,808    --        83,887,808
    Ireland                       --        37,684,020    --        37,684,020
    Italy                         --        11,515,821    --        11,515,821
    Japan                         --        91,322,160    --        91,322,160
    Netherlands                   --       166,099,952    --       166,099,952
    Norway                        --        18,964,775    --        18,964,775
    Spain                         --        39,386,954    --        39,386,954
    Supranational Organization
      Obligations                 --        42,352,511    --        42,352,511
    Sweden                        --       113,725,375    --       113,725,375
    Switzerland                   --        81,607,418    --        81,607,418
    United Kingdom                --       146,703,612    --       146,703,612
    United States                 --     3,055,658,132    --     3,055,658,132
 Agency Obligations               --     1,585,835,651    --     1,585,835,651
 U.S. Treasury Obligations        --     2,416,684,257    --     2,416,684,257
 Securities Lending Collateral    --       505,104,062    --       505,104,062
 Forward Currency Contracts**     --        (3,935,909)   --        (3,935,909)
                                  --    --------------    --    --------------
 TOTAL                            --    $8,794,711,087    --    $8,794,711,087
                                  ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                        FACE
                                                      AMOUNT^^^
                                                        (000)        VALUE+
                                                      ---------- --------------
U.S. TREASURY OBLIGATIONS -- (99.6%)
Treasury Inflation Protected Security
    0.125%, 01/15/23                                     190,300 $  200,128,102
    0.375%, 07/15/23                                     225,000    237,995,951
    0.625%, 01/15/24                                     248,000    264,149,226
    0.125%, 07/15/24                                     249,000    253,078,286
    0.250%, 01/15/25                                     345,000    352,020,023
    2.375%, 01/15/25                                     168,000    247,417,645
    0.375%, 07/15/25                                     320,000    329,376,261
    0.625%, 01/15/26                                     403,000    419,545,359
    2.000%, 01/15/26                                     188,800    260,488,668
    0.125%, 07/15/26                                     363,700    360,898,242
    0.375%, 01/15/27                                     391,000    391,139,861
    2.375%, 01/15/27                                     155,500    219,563,630
    1.750%, 01/15/28                                     162,700    212,281,590
    3.625%, 04/15/28                                     124,500    245,645,246
    2.500%, 01/15/29                                     165,500    227,266,416
    3.875%, 04/15/29                                     131,745    265,669,902
    3.375%, 04/15/32                                      54,000    102,100,783
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                   4,588,765,191
                                                                 --------------

                                                       SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional U.S. Government Money
      Market Fund, 1.250%                             17,085,561     17,085,561
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,588,964,078)^^            $4,605,850,752
                                                                 ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 U.S. Treasury Obligations            -- $4,588,765,191   --    $4,588,765,191
 Temporary Cash Investments  $17,085,561             --   --        17,085,561
                             ----------- --------------   --    --------------
 TOTAL                       $17,085,561 $4,588,765,191   --    $4,605,850,752
                             =========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MUNICIPAL BONDS -- (99.4%)

ALABAMA -- (0.8%)
Alabama State (GO) Series A
            5.000%, 08/01/19                                 $4,500 $ 4,733,685
            5.000%, 08/01/20                                  5,495   5,947,733
            5.000%, 08/01/21                                  6,030   6,702,827
            5.000%, 08/01/21                                  1,450   1,611,791
                                                                    -----------
TOTAL ALABAMA                                                        18,996,036
                                                                    -----------
ALASKA -- (0.4%)
Alaska State (GO) Series B
            5.000%, 08/01/20                                  3,920   4,236,971
City of Koyukuk (RB)
(currency)  7.750%, 10/01/41
            (Pre-refunded @ $100, 10/1/19)                    4,650   5,111,048
                                                                    -----------
TOTAL ALASKA                                                          9,348,019
                                                                    -----------
ARIZONA -- (1.2%)
Arizona State Transportation Board (RB)
            5.000%, 07/01/18                                  5,050   5,126,356
            5.000%, 07/01/20                                  5,000   5,399,650
City of Phoenix (GO)
            4.000%, 07/01/20                                  1,085   1,146,140
            4.000%, 07/01/21                                  5,970   6,417,272
Madison Elementary School District No. 38 (GO) Series A
            2.000%, 07/01/20                                  1,400   1,409,226
Maricopa County Community College District (GO)
            4.000%, 07/01/18                                  2,210   2,234,443
            3.000%, 07/01/20                                  6,505   6,719,730
Maricopa County School District No. 3 Tempe Elementary (GO)
            3.000%, 07/01/21                                  1,410   1,464,821
                                                                    -----------
TOTAL ARIZONA                                                        29,917,638
                                                                    -----------
ARKANSAS -- (1.4%)
Arkansas State (GO)
            5.000%, 04/01/18                                  6,890   6,931,133
            5.000%, 04/01/19                                  7,240   7,532,858
            5.000%, 04/01/21                                  6,495   7,139,694
            5.000%, 04/01/21                                  4,300   4,726,818
            5.000%, 06/15/21                                  8,730   9,648,221
                                                                    -----------
TOTAL ARKANSAS                                                       35,978,724
                                                                    -----------
CALIFORNIA -- (2.8%)
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)                     9,200   9,602,868

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
California State (GO)
            5.000%, 04/01/19                                $ 1,000 $ 1,042,470
            2.000%, 11/01/19                                    695     701,686
            5.000%, 10/01/21                                  2,215   2,481,066
California State (GO) Series B
            5.000%, 09/01/18                                  7,000   7,154,210
City of Berkeley (RN)
            3.000%, 07/19/18                                  4,000   4,032,920
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18                                  4,125   4,246,192
City of Los Angeles (RN)
            5.000%, 06/28/18                                  2,800   2,842,952
Oakland Unified School District (GO) Series A
(currency)  6.125%, 08/01/29
            (Pre-refunded @ $100, 8/1/19)                     3,595   3,842,480
Riverside County (RN)
            2.000%, 06/29/18                                 32,300  32,404,006
Sequoia Union High School District (RAN)
            3.000%, 06/29/18                                  2,385   2,402,458
                                                                    -----------
TOTAL CALIFORNIA                                                     70,753,308
                                                                    -----------
COLORADO -- (0.7%)
Board of Water Commissioners City & County of Denver (The)
  (RB) Series B
            5.000%, 09/15/19                                  2,060   2,175,566
City & County of Denver (GO) Series A
            5.000%, 08/01/18                                  7,745   7,887,353
            5.000%, 08/01/20                                  4,920   5,327,917
Denver City & County School District No. 1 (GO) Series B
  (ETM) (ST AID WITHHLDG)
            4.000%, 12/01/18                                    140     142,982
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
            4.000%, 12/01/18                                  1,045   1,067,781
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
            4.000%, 12/01/22                                  1,000   1,093,560
                                                                    -----------
TOTAL COLORADO                                                       17,695,159
                                                                    -----------
CONNECTICUT -- (1.8%)
City of Middletown (GO)
            5.000%, 04/01/21                                  1,905   2,100,281
Connecticut State (GO) Series A
            5.000%, 10/15/19                                  5,350   5,643,073

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CONNECTICUT -- (Continued)
Connecticut State (GO) Series B (AMBAC)
            5.250%, 06/01/18                                $15,310 $15,499,691
Connecticut State (GO) Series C
            5.000%, 06/01/18                                  9,980  10,095,469
Connecticut State Special Tax Revenue (RB)
            5.000%, 01/01/19                                 11,000  11,344,960
                                                                    -----------
TOTAL CONNECTICUT                                                    44,683,474
                                                                    -----------
DELAWARE -- (0.7%)
Delaware State (GO)
            5.000%, 07/01/19                                  5,000   5,248,200
Delaware State (GO) Series A
            5.000%, 08/01/19                                  5,745   6,045,119
Delaware State (GO) Series C
            5.000%, 03/01/18                                  5,265   5,280,795
                                                                    -----------
TOTAL DELAWARE                                                       16,574,114
                                                                    -----------
DISTRICT OF COLUMBIA -- (0.2%)
District of Columbia (GO) Series A
            5.000%, 06/01/20                                  2,320   2,497,480
District of Columbia (GO) Series B (AGM)
            5.250%, 06/01/18                                  2,265   2,293,901
                                                                    -----------
TOTAL DISTRICT OF COLUMBIA                                            4,791,381
                                                                    -----------
FLORIDA -- (2.3%)
Florida State Board of Education (GO) Series A
            5.000%, 06/01/18                                  4,000   4,049,120
            5.000%, 06/01/19                                 19,310  20,209,653
            5.000%, 06/01/19                                 10,100  10,570,559
            5.000%, 06/01/20                                  2,850   3,069,393
            5.000%, 01/01/21                                  2,340   2,558,579
Florida State Board of Education (GO) Series B
            5.000%, 06/01/19                                  3,500   3,663,065
            5.000%, 06/01/20                                  1,000   1,076,980
North Brevard County Hospital District Physician Services
  Inc (RB)
(currency)  5.750%, 10/01/43
            (Pre-refunded @ $100, 10/1/18)                    7,120   7,324,273
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21                                  2,500   2,788,950

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
FLORIDA -- (Continued)
Tampa Bay Water (RB)
(currency)  5.000%, 10/01/25
            (Pre-refunded @ $100, 10/1/20)                  $ 2,160 $ 2,343,060
                                                                    -----------
TOTAL FLORIDA                                                        57,653,632
                                                                    -----------
GEORGIA -- (2.8%)
Cobb County (GO)
            5.000%, 01/01/21                                  3,710   4,062,116
            5.000%, 01/01/22                                    500     561,205
Gainesville & Hall County Hospital Authority (RB)
(currency)  5.500%, 02/15/45
            (Pre-refunded @ $100, 2/15/20)                    6,575   7,077,001
Georgia State (GO) Series A
            5.000%, 07/01/19                                  7,350   7,715,883
Georgia State (GO) Series A-1
            5.000%, 02/01/19                                  8,000   8,286,640
            5.000%, 02/01/20                                  4,210   4,493,712
Georgia State (GO) Series C
            5.000%, 07/01/19                                  2,000   2,099,560
Georgia State (GO) Series D
            5.000%, 02/01/19                                  7,970   8,255,565
Georgia State (GO) Series E-1
            4.500%, 07/01/19                                  6,890   7,184,961
Georgia State (GO) Series I
            5.000%, 07/01/19                                 20,475  21,494,246
                                                                    -----------
TOTAL GEORGIA                                                        71,230,889
                                                                    -----------
HAWAII -- (2.1%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19                                  8,000   8,475,200
Hawaii State (GO) Series DR
            5.000%, 06/01/19                                  9,725  10,175,462
Hawaii State (GO) Series EA
            5.000%, 12/01/18                                  9,250   9,523,800
Hawaii State (GO) Series EE
            5.000%, 11/01/18                                 11,495  11,802,146
Hawaii State (GO) Series EF
            5.000%, 11/01/21                                  5,500   6,141,190
Hawaii State (GO) Series EO
            5.000%, 08/01/22                                  6,000   6,800,880
Maui County (GO)
            5.000%, 06/01/18                                    500     506,035
                                                                    -----------
TOTAL HAWAII                                                         53,424,713
                                                                    -----------
IDAHO -- (0.5%)
Idaho State (TAN)
            4.000%, 06/29/18                                 11,175  11,299,378
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
ILLINOIS -- (0.2%)
Central Lake County Joint Action Water Agency (RB)
            4.000%, 05/01/18                                $ 4,700 $ 4,730,409
Central Lake County Joint Action Water Agency (RB) (ETM)
            4.000%, 05/01/18                                  1,495   1,504,673
                                                                    -----------
TOTAL ILLINOIS                                                        6,235,082
                                                                    -----------
IOWA -- (0.4%)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
            (Pre-refunded @ $100, 8/1/19)                     2,535   2,667,428
(currency)  5.000%, 08/01/21
            (Pre-refunded @ $100, 8/1/19)                     1,560   1,641,494
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18                                  4,785   4,843,569
                                                                    -----------
TOTAL IOWA                                                            9,152,491
                                                                    -----------
KANSAS -- (1.1%)
City of Topeka Series A
            3.000%, 10/01/18                                 16,900  17,086,914
City of Wichita (GO) Series A
            5.000%, 12/01/19                                  3,960   4,205,560
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19                                  4,975   5,246,734
Sedgwick County Unified School District No. 266 Maize (GO)
  Series A
            2.000%, 09/01/18                                  1,000   1,002,820
                                                                    -----------
TOTAL KANSAS                                                         27,542,028
                                                                    -----------
KENTUCKY -- (0.8%)
Kentucky State Economic Development Finance Authority (RB)
  Series A
(currency)  5.000%, 05/01/24
            (Pre-refunded @ $100, 5/1/19)                     1,000   1,042,810
Louisville & Jefferson County (GO) Series A
            5.000%, 12/01/19                                  4,095   4,344,345
Louisville & Jefferson County (RB)
(currency)  5.000%, 12/01/35
            (Pre-refunded @ $100, 6/1/22)                     1,675   1,896,552
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series B
            5.000%, 05/15/18                                 13,245  13,382,615
                                                                    -----------
TOTAL KENTUCKY                                                       20,666,322
                                                                    -----------

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
LOUISIANA -- (0.3%)
Louisiana State (GO) Series A
    5.000%, 02/01/18                                       $ 2,000 $  2,000,000
Louisiana State (GO) Series C
    5.000%, 08/01/21                                         5,000    5,532,800
                                                                   ------------
TOTAL LOUISIANA                                                       7,532,800
                                                                   ------------
MARYLAND -- (6.3%)
Anne Arundel County (GO)
    3.000%, 10/01/19                                         3,900    3,996,369
    5.000%, 10/01/20                                         1,790    1,946,106
    5.000%, 04/01/21                                        12,740   14,025,211
Baltimore County (GO)
    5.000%, 08/01/18                                         2,450    2,494,051
Baltimore County (GO) Series B
    5.000%, 08/01/18                                         5,000    5,089,900
Charles County (GO)
    5.000%, 03/01/19                                         2,440    2,534,111
Charles County (GO) (ETM)
    5.000%, 03/01/19                                            10       10,374
Maryland State (GO) Series A
    5.000%, 08/01/19                                        20,000   21,054,000
Maryland State (GO) Series B
    5.000%, 03/01/19                                         6,300    6,545,070
    5.000%, 08/01/19                                        11,500   12,106,050
Maryland State (GO) Series C
    5.000%, 11/01/18                                         9,335    9,592,273
    5.000%, 08/01/19                                         2,000    2,105,400
    5.000%, 11/01/19                                         2,000    2,121,300
    5.000%, 08/01/20                                         7,705    8,335,885
Montgomery County (GO) Series B
    5.000%, 06/01/19                                         7,725    8,087,071
    5.000%, 12/01/21                                         4,000    4,485,840
Prince George's County (GO) Series B
    5.000%, 09/15/18                                        16,190   16,555,084
    4.000%, 03/01/19                                         9,575    9,842,047
    4.000%, 03/01/20                                         9,780   10,262,447
Prince George's County (GO) Series C
    5.000%, 08/01/18                                        10,075   10,258,163
Talbot County (GO)
    2.000%, 12/15/21                                         1,330    1,339,390
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18                                         2,350    2,378,694
Washington Suburban Sanitary Commission (GO) Series A
    4.000%, 06/01/18                                         5,000    5,044,600
                                                                   ------------
TOTAL MARYLAND                                                      160,209,436
                                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MASSACHUSETTS -- (6.2%)
City of Boston (GO) Series A
            5.000%, 03/01/18                                $ 3,960 $ 3,971,801
City of Quincy (BAN)
            2.500%, 01/18/19                                 13,000  13,130,910
City of Somerville (BAN)
            2.000%, 06/08/18                                 11,642  11,672,386
City of Springfield (GO) (ST AID WITHHLDG)
            5.000%, 09/01/21                                  4,240   4,711,488
Commonwealth of Massachusetts (GO) Series A
            5.000%, 05/01/21                                 10,000  11,028,000
Commonwealth of Massachusetts (GO) Series B
            5.000%, 08/01/18                                  3,750   3,819,300
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/21                                  2,405   2,695,885
Commonwealth of Massachusetts (GO) Series C
            5.000%, 04/01/20                                  2,700   2,894,427
            5.000%, 08/01/20                                  8,500   9,200,315
            5.000%, 10/01/21                                  8,000   8,915,600
Commonwealth of Massachusetts (GO) Series D (AMBAC)
            5.500%, 10/01/19                                  4,220   4,497,718
Commonwealth of Massachusetts (RAN) Series A
            2.000%, 04/23/18                                 12,000  12,020,640
Massachusetts Bay Transportation Authority (RB) Series A
            5.250%, 07/01/19                                  3,115   3,279,129
Massachusetts Clean Water Trust (The) (RB)
            5.000%, 08/01/20                                  5,830   6,313,365
Massachusetts Development Finance Agency (RB)
(currency)  5.750%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)                     9,990  10,581,608
Massachusetts Health & Educational Facilities Authority
  (RB) Series E-2
(currency)  5.375%, 07/01/22
            (Pre-refunded @ $100, 7/1/18)                    12,500  12,707,750
Massachusetts Water Resources Authority (RB) Series J
  (AGM) (GO OF AUTH)
            5.250%, 08/01/18                                 18,000  18,346,680
Town of Lexington (BAN)
            2.000%, 02/16/18                                 14,800  14,805,328

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
MASSACHUSETTS -- (Continued)
Town of Westborough (BAN)
            2.500%, 08/10/18                               $ 2,000 $  2,011,180
                                                                   ------------
TOTAL MASSACHUSETTS                                                 156,603,510
                                                                   ------------
MICHIGAN -- (1.8%)
Michigan Finance Authority (RB) Series A
            5.000%, 07/01/18                                25,260   25,644,204
Michigan State (GO)
            5.000%, 11/01/19                                13,000   13,774,540
Michigan State Building Authority (RB)
(currency)  6.000%, 10/15/38
            (Pre-refunded @ $100, 10/15/18)                  2,740    2,826,009
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18                                 3,600    3,700,908
                                                                   ------------
TOTAL MICHIGAN                                                       45,945,661
                                                                   ------------
MINNESOTA -- (3.6%)
Bloomington Independent School District No. 271 (GO)
  Series A (SD CRED PROG)
            5.000%, 02/01/21                                 1,290    1,414,279
Chaska Independent School District No. 112 (GO) Series A
  (SD CRED PROG)
            5.000%, 02/01/21                                   590      646,658
City of Minneapolis (GO)
            2.000%, 12/01/18                                 5,085    5,114,290
City of Minneapolis (RB) Series A
(currency)  6.750%, 11/15/32
            (Pre-refunded @ $100, 11/15/18)                  6,500    6,770,725
City of Rochester (GO) Series A
            5.000%, 02/01/18                                 2,590    2,590,000
City of State Cloud (RB)
(currency)  5.125%, 05/01/30
            (Pre-refunded @ $100, 5/1/20)                      950    1,021,858
City of State Louis Park (RB) Series C (ETM)
            5.500%, 07/01/18                                 4,140    4,211,829
Elk River Independent School District No. 728 (GO) Series
  A (SD CRED PROG)
            5.000%, 02/01/21                                 1,000    1,094,800
Elk River Independent School District No. 728 (GO) Series
  C (SD CRED PROG)
            5.000%, 02/01/20                                 5,000    5,326,750
            5.000%, 02/01/21                                 2,000    2,189,600

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MINNESOTA -- (Continued)
Hennepin County (GO) Series B
            5.000%, 12/01/21                                $   650 $   727,922
Housing & Redevelopment Authority of The City of State
  Paul Minnesota (RB)
(currency)  5.250%, 11/15/29
            (Pre-refunded @ $100, 11/15/19)                     660     702,959
Lakeville Independent School District No. 194 (GO) Series
  D (SD CRED PROG)
            5.000%, 02/01/19                                  4,425   4,581,778
Minnesota State (GO) Series B
            5.000%, 08/01/18                                  7,600   7,740,068
            5.000%, 08/01/19                                  4,425   4,658,861
            4.000%, 08/01/20                                  8,800   9,310,576
Minnesota State (GO) Series D
            5.000%, 08/01/19                                 19,750  20,793,787
            5.000%, 08/01/20                                    750     811,792
            5.000%, 08/01/21                                  7,230   8,031,518
Minnesota State (GO) Series E
            2.000%, 08/01/19                                    725     731,206
Minnesota State (GO) Series F
            5.000%, 10/01/18                                    650     665,880
Owatonna Independent School District No. 761 (GO) Series A
  (SD CRED PROG)
            2.000%, 02/01/18                                  2,855   2,855,000
                                                                    -----------
TOTAL MINNESOTA                                                      91,992,136
                                                                    -----------
MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18                                  2,800   2,867,088
                                                                    -----------
MISSOURI -- (1.2%)
Clayton School District (GO)
            5.000%, 03/01/20                                  3,115   3,332,147
Health & Educational Facilities Authority of the State of
  Missouri (RB) Series 2003A-ST LUKE'S HEALTH (AGM)
(currency)  5.500%, 11/15/23
            (Pre-refunded @ $100, 11/15/18)                  10,000  10,319,200
(currency)  5.500%, 11/15/28
            (Pre-refunded @ $100, 11/15/18)                  10,000  10,319,200
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21                                  2,375   2,460,001

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MISSOURI -- (Continued)
Missouri State (GO) Series A
            5.000%, 12/01/20                                $ 4,515 $ 4,935,437
                                                                    -----------
TOTAL MISSOURI                                                       31,365,985
                                                                    -----------
NEBRASKA -- (0.3%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21                                  1,620   1,771,341
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20                                  4,340   4,736,589
                                                                    -----------
TOTAL NEBRASKA                                                        6,507,930
                                                                    -----------
NEVADA -- (0.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19                                  5,295   5,529,516
Clark County School District (GO) Series A
            5.000%, 06/15/19                                  1,000   1,046,130
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34
            (Pre-refunded @ $100, 7/1/19)                     2,905   3,058,907
Washoe County School District (GO) Series A
            3.000%, 06/01/19                                  1,125   1,145,936
                                                                    -----------
TOTAL NEVADA                                                         10,780,489
                                                                    -----------
NEW HAMPSHIRE -- (0.2%)
City of Nashua (GO)
            4.000%, 07/15/21                                  1,720   1,849,103
City of Portsmouth (BAN)
            3.000%, 06/22/18                                  2,705   2,722,988
                                                                    -----------
TOTAL NEW HAMPSHIRE                                                   4,572,091
                                                                    -----------
NEW JERSEY -- (1.2%)
Monmouth County (GO)
            5.000%, 07/15/20                                  4,540   4,909,783
            5.000%, 07/15/21                                  3,770   4,186,773
Union County
            2.250%, 06/22/18                                 20,000  20,074,200
                                                                    -----------
TOTAL NEW JERSEY                                                     29,170,756
                                                                    -----------
NEW MEXICO -- (1.3%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/18                                  4,775   4,847,007
New Mexico State (GO)
            5.000%, 03/01/19                                  1,500   1,557,525
            5.000%, 03/01/21                                  4,000   4,394,480

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
NEW MEXICO -- (Continued)
New Mexico State (GO) Series B
    5.000%, 03/01/20                                       $ 3,775 $ 4,034,946
New Mexico State Severance Tax Permanent Fund (RB) Series
  A
    5.000%, 07/01/19                                         6,500   6,819,800
New Mexico State Severance Tax Permanent Fund (RB) Series
  A-2
    5.000%, 07/01/18                                        10,000  10,150,400
                                                                   -----------
TOTAL NEW MEXICO                                                    31,804,158
                                                                   -----------
NEW YORK -- (7.4%)
Amherst Central School District (GO) (ST AID WITHHLDG)
    3.000%, 06/15/18                                           135     135,811
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19                                         1,160   1,169,674
City of New York (GO)
    5.000%, 03/01/19                                         4,685   4,865,700
City of New York (GO) (ETM)
    5.000%, 03/01/19                                         5,420   5,624,280
City of New York (GO) Series C
    5.000%, 08/01/18                                         6,265   6,380,464
City of New York (GO) Series E
    5.000%, 08/01/21                                         1,500   1,663,605
City of New York (GO) Series F
    5.000%, 08/01/21                                         1,000   1,109,070
City of New York (GO) Series G
    5.000%, 08/01/18                                         8,000   8,147,440
    5.000%, 08/01/19                                        15,310  16,100,455
    5.000%, 08/01/21                                         5,915   6,560,149
City of New York (GO) Series J7
    5.000%, 08/01/20                                         5,000   5,406,850
City of Rochester (BAN) Series 3
    2.500%, 08/02/18                                        17,550  17,651,966
County of Columbia (GO) Series A (AGM)
    2.000%, 02/01/19                                           500     502,810
East Hampton Union Free School District (GO) (ST AID
  WITHHLDG)
    5.000%, 06/01/19                                           235     245,982
Erie County (RAN)
    2.000%, 06/30/18                                         6,800   6,818,768
Hilton Central School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/21                                           685     688,781
Metropolitan Transportation Authority (RB) Series A
    5.000%, 11/15/21                                           515     574,441

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NEW YORK -- (Continued)
Metropolitan Transportation Authority (RB) Series A (ETM)
            5.000%, 11/15/21                                $    85 $    95,407
New York State (GO) Series A
            4.000%, 03/01/18                                    400     400,896
            5.000%, 03/15/18                                  1,565   1,572,058
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29
            (Pre-refunded @ $100, 12/1/18)                      600     623,160
(currency)  6.250%, 12/01/37
            (Pre-refunded @ $100, 12/1/18)                      450     467,834
New York State Dormitory Authority (RB) Series 2015B-A
            5.000%, 03/15/18                                  8,750   8,789,988
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18                                 11,440  11,455,787
            5.000%, 03/15/18                                  3,800   3,817,366
            5.000%, 12/15/18                                  5,395   5,567,424
            5.000%, 03/15/21                                  1,795   1,975,918
            5.000%, 12/15/21                                  3,545   3,974,158
            5.000%, 02/15/22                                  4,000   4,492,800
(currency)  5.500%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                       500     545,365
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20                                 15,000  16,023,900
(currency)  5.000%, 07/01/38
            (Pre-refunded @ $100, 7/1/18)                     5,600   5,685,176
New York State Dormitory Authority (RB) Series B (ASSURED
  GTY)
(currency)  5.000%, 07/01/23
            (Pre-refunded @ $100, 7/1/18)                       550     558,250
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19                                    700     728,119
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20                                    500     535,385
            5.000%, 03/15/21                                  2,000   2,199,660
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/18                                  4,500   4,520,565
            5.000%, 03/15/20                                    550     588,924
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/18                                    250     257,990
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19                                  5,080   5,160,213
Town of Hempstead (GO) Series B
            5.000%, 02/01/18                                  9,915   9,915,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
NEW YORK -- (Continued)
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19                               $   500 $    530,715
Triborough Bridge & Tunnel Authority (RB) Series B
            4.000%, 11/15/18                                11,860   12,110,365
            5.000%, 11/15/19                                 1,000    1,061,430
                                                                   ------------
TOTAL NEW YORK                                                      187,300,099
                                                                   ------------
NORTH CAROLINA -- (3.2%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19                                10,555   11,080,428
Davie County (GO)
            5.000%, 05/01/20                                 1,595    1,708,691
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33
            (Pre-refunded @ $100, 12/1/18)                  15,455   16,070,109
North Carolina State (GO) Series A
            5.000%, 03/01/19                                 5,000    5,193,400
North Carolina State (GO) Series B
            5.000%, 06/01/18                                29,730   30,101,922
North Carolina Turnpike Authority (RB) Series A (AGC)
(currency)  5.500%, 01/01/29
            (Pre-refunded @ $100, 1/1/19)                    4,275    4,432,363
Wake County (GO)
            5.000%, 03/01/19                                 7,225    7,504,463
Wake County (GO) Series B
            5.000%, 05/01/18                                 4,625    4,667,319
                                                                   ------------
TOTAL NORTH CAROLINA                                                 80,758,695
                                                                   ------------
OHIO -- (3.8%)
City of Columbus (GO) Series 1
            5.000%, 07/01/20                                10,000   10,794,400
City of Columbus (GO) Series A
            5.000%, 02/15/19                                10,000   10,371,100
            3.000%, 07/01/21                                12,830   13,354,747
Ohio State (GO) Series A
            3.000%, 05/01/20                                 5,000    5,154,950
            5.000%, 05/01/20                                 7,000    7,524,720
            5.000%, 09/15/21                                 2,335    2,602,591
Ohio State (GO) Series B
            5.000%, 08/01/19                                 7,270    7,650,875
            5.000%, 09/01/19                                 4,215    4,447,247
            5.000%, 08/01/20                                10,000   10,829,100
            2.000%, 09/01/20                                 2,500    2,522,000
            5.000%, 06/15/21                                 9,500   10,522,200
Ohio State (GO) Series C
            5.000%, 09/15/18                                 1,300    1,329,718

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
OHIO -- (Continued)
Ohio State (GO) Series R
            5.000%, 05/01/20                                $ 5,080 $ 5,460,797
Ohio State (GO) Series T
            5.000%, 04/01/21                                  2,040   2,247,121
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21                                  1,825   2,019,162
                                                                    -----------
TOTAL OHIO                                                           96,830,728
                                                                    -----------
OKLAHOMA -- (0.3%)
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series C
            1.500%, 07/01/18                                  6,970   6,975,437
                                                                    -----------
OREGON -- (0.9%)
Multnomah County (GO)
            5.000%, 08/01/19                                  4,580   4,819,259
Oregon State (GO) Series F
            3.000%, 05/01/20                                  6,585   6,789,069
Oregon State (GO) Series L
            5.000%, 11/01/19                                 11,515  12,205,094
                                                                    -----------
TOTAL OREGON                                                         23,813,422
                                                                    -----------
PENNSYLVANIA -- (3.2%)
City of Philadelphia (GO) Series A (AGM)
(currency)  5.250%, 12/15/32
            (Pre-refunded @ $100, 12/15/18)                   7,290   7,530,934
Commonwealth of Pennsylvania (GO)
            5.000%, 07/01/18                                  3,755   3,813,841
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 11/15/18                                 10,645  10,957,750
            5.000%, 07/01/19                                  7,655   8,012,948
            5.000%, 04/01/20                                  8,500   9,068,905
Commonwealth of Pennsylvania (GO) Series 2
            5.000%, 10/15/19                                  2,250   2,374,830
Commonwealth of Pennsylvania (GO) Series A
            5.000%, 02/15/19                                  5,010   5,190,110
Montgomery County Industrial Development Authority (RB)
  (FHA INS)
(currency)  5.375%, 08/01/38
            (Pre-refunded @ $100, 8/1/20)                    10,000  10,899,900
Pennsylvania Economic Development Financing Authority (RB)
  Series A
            5.000%, 07/01/19                                 14,735  15,470,571

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
PENNSYLVANIA -- (Continued)
Snyder County Higher Education Authority (RB)
(currency)  5.000%, 01/01/38
            (Pre-refunded @ $100, 7/1/18)                   $ 4,000 $ 4,060,320
University of Pittsburgh-of the Commonwealth System of
  Higher Education (RB) Series B
(currency)  5.250%, 09/15/34
            (Pre-refunded @ $100, 9/15/19)                    3,330   3,527,902
                                                                    -----------
TOTAL PENNSYLVANIA                                                   80,908,011
                                                                    -----------
RHODE ISLAND -- (0.2%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19                                  4,700   4,940,499
                                                                    -----------
SOUTH CAROLINA -- (4.2%)
Aiken County Consolidated School District (GO) Series A
  (SCSDE)
            5.000%, 03/01/20                                  3,000   3,205,950
Charleston County School District (GO) Series A (SCSDE)
            5.000%, 02/01/19                                  7,595   7,865,610
Darlington County School District (GO) (SCSDE)
            3.000%, 03/01/19                                  3,000   3,051,270
Dorchester County School District No. 2 (GO) Series A
  (SCSDE)
            5.000%, 03/01/21                                  1,885   2,070,295
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/19                                 15,000  15,481,800
            4.000%, 06/01/20                                  2,475   2,605,655
Florence School District One (GO) (SCSDE)
            5.000%, 03/01/19                                  3,730   3,874,687
Greenville County School District (GO) Series C (SCSDE)
            5.000%, 06/01/18                                 15,000  15,179,550
Lexington & Richland School District No. 5 (GO) Series B
  (SCSDE)
            5.000%, 03/01/21                                  1,660   1,823,178
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20                                    910     972,863
Richland County School District No. 2 (GO) Series A (SCSDE)
            5.000%, 02/01/20                                  5,520   5,887,466
            5.000%, 02/01/21                                  7,000   7,672,210
Richland County School District No. 2 (GO) Series C (SCSDE)
            5.000%, 02/01/19                                  5,740   5,946,238
South Carolina State (GO) Series A
            5.000%, 06/01/20                                  8,945   9,642,084

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
SOUTH CAROLINA -- (Continued)
South Carolina State (GO) Series A (ST AID WITHHLDG)
            5.000%, 10/01/19                               $ 4,530 $  4,791,019
Spartanburg County School District No. 6 (BAN)
            5.000%, 09/27/18                                10,000   10,236,400
Sumter County School District (TAN)
            3.000%, 04/11/18                                 6,725    6,747,663
                                                                   ------------
TOTAL SOUTH CAROLINA                                                107,053,938
                                                                   ------------
TENNESSEE -- (2.5%)
City of Chattanooga (GO) Series A
            4.000%, 09/01/18                                 9,160    9,301,430
City of Memphis (GO) (NATL-RE)
            5.250%, 10/01/18                                 4,000    4,102,680
City of Memphis (GO) Series A
            5.000%, 04/01/21                                 4,550    5,007,548
City of Memphis (GO) Series D
            5.000%, 07/01/19                                 4,180    4,386,868
Hamilton County (GO) Series A
            5.000%, 05/01/21                                 3,895    4,303,196
Metropolitan Government of Nashville & Davidson County
  (GO)
            5.000%, 07/01/21                                 9,055   10,025,968
Metropolitan Government of Nashville & Davidson County
  (GO) Series A
(currency)  5.000%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                      525      566,055
Metropolitan Government of Nashville & Davidson County
  Electric Revenue (RB) Series A
            5.000%, 05/15/20                                 2,000    2,151,540
Shelby County (GO) Series A
            5.000%, 04/01/20                                18,135   19,436,912
            5.000%, 03/01/21                                 2,550    2,800,665
                                                                   ------------
TOTAL TENNESSEE                                                      62,082,862
                                                                   ------------
TEXAS -- (13.8%)
Austin Independent School District (GO)
(currency)  4.500%, 08/01/25
            (Pre-refunded @ $100, 8/1/19)                    3,340    3,489,832
Bexar County Health Facilities Dev. Corp. (RB)
(currency)  6.200%, 07/01/45
            (Pre-refunded @ $100, 7/1/20)                    3,030    3,344,999
City of Allen (GO)
            5.000%, 08/15/21                                 1,840    2,044,847

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
TEXAS -- (Continued)
City of Dallas (GO)
            5.000%, 02/15/19                                $ 8,400 $ 8,699,292
            5.000%, 02/15/21                                  1,500   1,633,755
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19                                    830     860,710
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/18                                 10,690  10,704,325
City of Frisco (GO) Series A
            5.000%, 02/15/21                                  4,825   5,288,152
City of Houston (GO)
(currency)  5.000%, 03/01/26
            (Pre-refunded @ $100, 3/1/19)                     3,405   3,535,956
City of Houston (GO) (TRANS)
            4.000%, 06/29/18                                 43,000  43,478,590
City of Houston Combined Utility System Revenue (RB)
  (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)                   25,155  26,384,828
City of San Antonio (GO)
            5.000%, 02/01/20                                  7,350   7,828,779
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series A
(currency)  5.000%, 02/01/34
            (Pre-refunded @ $100, 2/1/19)                     4,750   4,916,820
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
            5.000%, 02/01/19                                    700     724,374
City of Waco (GO)
            5.000%, 02/01/20                                  5,765   6,137,015
Comal Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/01/18                                  3,990   3,990,000
Conroe Independent School District (GO) Series A (PSF-GTD)
            4.000%, 02/15/21                                  1,940   2,068,506
Dallas Independent School District (GO) (PSF-GTD)
            5.250%, 02/15/18                                  2,000   2,002,880
Harris County (GO) Series A
            5.000%, 10/01/19                                  5,640   5,961,142
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41
            (Pre-refunded @ $100, 5/15/21)                    6,000   6,965,040
Humble Independent School District (GO) Series B (PSF-GTD)
            5.000%, 02/15/20                                  4,000   4,263,880

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
TEXAS -- (Continued)
Longview Independent School District (GO) (PSF-GTD)
(currency)  4.750%, 02/15/36
            (Pre-refunded @ $100, 8/15/18)                  $14,815 $15,081,522
North East Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/18                                 10,125  10,310,591
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/18                                  1,250   1,251,662
Permanent University Fund (RB)
            5.000%, 07/01/18                                 12,585  12,772,139
Plano Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19                                 18,185  18,854,026
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                  2,500   2,669,075
Southwest Higher Education Authority Inc (RB)
(currency)  5.000%, 10/01/23
            (Pre-refunded @ $100, 10/1/19)                    2,740   2,897,879
Texas State (GO)
            5.000%, 04/01/19                                  4,350   4,529,568
            5.000%, 10/01/20                                  3,825   4,159,611
            5.000%, 10/01/23                                  1,425   1,653,641
(currency)  5.000%, 04/01/29
            (Pre-refunded @ $100, 4/1/18)                     7,905   7,953,458
Texas State (GO) Series A
            5.000%, 10/01/21                                  2,200   2,450,976
Texas State (RN)
            4.000%, 08/30/18                                 60,000  60,922,200
Texas Tech University (RB) Series A
            5.000%, 08/15/19                                  3,025   3,181,846
Texas Transportation Commission State Highway Fund (RB)
  Series A
            5.000%, 04/01/18                                  5,000   5,030,250
            5.000%, 04/01/19                                  5,110   5,320,941
            5.000%, 10/01/19                                  4,000   4,230,480
            5.000%, 10/01/20                                 12,500  13,583,250
University of Texas System (The) (RB) Series A
            5.250%, 08/15/18                                    750     766,020
University of Texas System (The) (RB) Series C
            5.000%, 08/15/19                                  7,975   8,402,221

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
TEXAS -- (Continued)
University of Texas System (The) (RB) Series D
(currency)  5.000%, 08/15/23
            (Pre-refunded @ $100, 8/15/19)                 $ 6,635 $  6,990,437
                                                                   ------------
TOTAL TEXAS                                                         347,335,515
                                                                   ------------
UTAH -- (1.6%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21                                   940    1,035,043
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/19                                16,420   17,216,534
Utah State (GO)
            5.000%, 07/01/22                                 9,690   11,013,170
Utah State (GO) Series C
            5.000%, 07/01/18                                 3,150    3,199,361
            4.500%, 07/01/19                                 6,675    6,961,691
Washington County School District Board of Education (GO)
  (SCH BD GTY)
            5.000%, 03/01/18                                 2,000    2,006,000
                                                                   ------------
TOTAL UTAH                                                           41,431,799
                                                                   ------------
VIRGINIA -- (6.5%)
Arlington County (GO) (ST AID WITHHLDG)
            4.000%, 08/15/21                                 2,125    2,292,790
Chesterfield County (GO) Series A
            5.000%, 01/01/19                                 3,575    3,692,403
City of Hampton (GO) Series B (ST AID WITHHLDG)
            5.000%, 09/01/21                                 2,700    3,005,208
City of Norfolk (GO) Series C (ST AID WITHHLDG)
            5.000%, 10/01/19                                 2,500    2,643,200
City of Richmond (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/20                                 1,000    1,068,010
Commonwealth of Virginia (GO) Series B
            5.000%, 06/01/19                                10,250   10,730,417
            5.000%, 06/01/19                                 5,705    5,972,393
Fairfax County (GO) Series A (ST AID WITHHLDG)
            3.000%, 10/01/18                                 2,855    2,887,319
            4.000%, 10/01/18                                 8,880    9,039,041
            4.000%, 10/01/19                                12,300   12,807,375
            4.000%, 10/01/20                                15,530   16,493,792
Fairfax County (GO) Series B (ST AID WITHHLDG)
            5.000%, 10/01/18                                10,000   10,245,000

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
VIRGINIA -- (Continued)
            4.000%, 04/01/19                               $ 7,000 $  7,208,460
Henrico County (GO)
            5.000%, 07/15/19                                 5,460    5,738,405
University of Virginia (RB) Series B
            5.000%, 08/01/21                                15,000   16,684,500
Virginia Public Building Authority (RB) Series A
            5.000%, 08/01/18                                 8,370    8,523,004
Virginia Public School Authority (RB) Series B (ST AID
  WITHHLDG)
            5.000%, 08/01/19                                15,580   16,389,069
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22
            (Pre-refunded @ $100, 10/1/18)                   7,935    8,126,154
(currency)  5.000%, 10/01/27
            (Pre-refunded @ $100, 10/1/18)                   4,940    5,059,005
(currency)  5.000%, 10/01/28
            (Pre-refunded @ $100, 10/1/18)                   6,230    6,380,081
Virginia Resources Authority (RB) Series B
            4.000%, 10/01/19                                 4,875    5,076,094
Virginia State Public School Authority (RB) (ST AID
  WITHHLDG)
            5.000%, 07/15/19                                 4,080    4,286,856
                                                                   ------------
TOTAL VIRGINIA                                                      164,348,576
                                                                   ------------
WASHINGTON -- (4.9%)
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
            5.000%, 02/01/18                                 3,000    3,000,000
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 04/01/21                                 3,000    3,302,640
City of Seattle Municipal Light & Power Revenue (RB)
  (BHAC-CR)
(currency)  5.750%, 04/01/29
            (Pre-refunded @ $100, 4/1/19)                   10,000   10,497,800
City of Seattle Water System Revenue (RB)
            5.000%, 09/01/19                                 3,890    4,103,717
King County (GO)
            5.000%, 12/01/18                                 9,420    9,702,035
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY)
            5.000%, 12/01/18                                 1,240    1,277,026
King County School District No. 405 Bellevue (GO) Series
  A (SCH BD GTY)
            5.000%, 12/01/18                                   400      411,944

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
WASHINGTON -- (Continued)
King County Sewer Revenue (RB)
            5.000%, 07/01/19                                $ 1,755 $ 1,841,855
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18                                  3,190   3,282,829
            5.000%, 12/01/19                                  5,810   6,163,771
Snohomish County School District No. 201 Snohomish (GO)
  (SCH BD GTY)
            5.000%, 12/01/21                                  4,000   4,470,080
Snohomish County School District No. 6 Mukilteo (GO) (SCH
  BD GTY)
            5.000%, 12/01/18                                    500     514,885
Spokane County School District No. 81 Spokane (GO)
  Series A (SCH BD GTY)
            5.000%, 12/01/18                                  7,375   7,595,217
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38
            (Pre-refunded @ $100, 3/1/19)                       800     850,176
(currency)  5.625%, 10/01/38
            (Pre-refunded @ $100, 10/1/19)                    9,965  10,624,185
Washington State (GO)
            5.000%, 07/01/18                                  3,000   3,045,750
            5.000%, 07/01/20                                  3,650   3,939,956
Washington State (GO) Series 2010A
            5.000%, 08/01/18                                  4,500   4,582,260
Washington State (GO) Series 2013A
            5.000%, 08/01/21                                  4,245   4,714,073
Washington State (GO) Series A
            5.000%, 08/01/18                                  2,735   2,784,996
Washington State (GO) Series A-1
            5.000%, 08/01/21                                  1,500   1,665,750
Washington State (GO) Series B
            4.000%, 07/01/18                                 10,000  10,111,400
            5.000%, 07/01/20                                  5,000   5,397,200
Washington State (GO) Series D
            5.000%, 02/01/19                                  1,710   1,771,098
Washington State (GO) Series E
            5.000%, 02/01/19                                  4,080   4,225,778
Washington State (GO) Series R-2014A
            5.000%, 07/01/18                                  7,065   7,172,741
Washington State (GO) Series R-2015
            5.000%, 07/01/18                                  4,160   4,223,440

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2017A
            5.000%, 08/01/22                         $     2,500 $    2,840,650
                                                                 --------------
TOTAL WASHINGTON                                                    124,113,252
                                                                 --------------
WEST VIRGINIA -- (0.4%)
West Virginia State (GO) Series A
            5.000%, 06/01/21                               9,620     10,623,751
                                                                 --------------
WISCONSIN -- (3.4%)
City of Milwaukee (GO) Series N2
            5.000%, 05/01/19                              10,010     10,444,834
            5.000%, 04/01/20                               5,860      6,275,474
Wisconsin Health & Educational Facilities Authority
  (RB) Series A
(currency)  5.250%, 12/01/35
            (Pre-refunded @ $100, 12/3/18)                 1,980      2,041,261
Wisconsin State (GO) Series 1
            5.000%, 05/01/19                               9,230      9,633,351
            5.000%, 05/01/20                               3,235      3,476,008
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19                               6,320      6,596,184
Wisconsin State (GO) Series 1 (ETM)
            5.000%, 05/01/20                                 120        129,023
Wisconsin State (GO) Series 2
            5.000%, 11/01/19                               4,000      4,238,320
            5.000%, 11/01/21                               6,160      6,890,022
            5.000%, 11/01/22                               3,000      3,428,970
Wisconsin State (GO) Series A
            5.000%, 05/01/19                               8,440      8,808,828
Wisconsin State (GO) Series B
            5.000%, 05/01/20                              11,930     12,818,785
            5.000%, 05/01/21                               9,655     10,660,375
                                                                 --------------
TOTAL WISCONSIN                                                      85,441,435
                                                                 --------------
TOTAL MUNICIPAL BONDS                                             2,509,252,447
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,509,252,447
                                                                 --------------

                                                       SHARES
                                                     -----------
SHORT-TERM INVESTMENTS -- (0.6%)
            University of Michigan, 1.000%            16,085,000     16,087,091
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $2,531,386,379)^^                                          $2,525,339,538
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Municipal Bonds                     --    $2,509,252,447   --    $2,509,252,447
Short-Term Investments              --        16,087,091   --        16,087,091
                                    --    --------------   --    --------------
TOTAL                               --    $2,525,339,538   --    $2,525,339,538
                                    ==    ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/19                                      $3,995 $ 4,202,460
    5.000%, 08/01/21                                         250     277,895
Alabama State (GO) Series B
    5.000%, 11/01/19                                       1,000   1,059,760
Alabama State (GO) Series C
    5.000%, 08/01/24                                       3,000   3,531,810
                                                                 -----------
TOTAL ALABAMA                                                      9,071,925
                                                                 -----------
ALASKA -- (0.5%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18                                         400     404,376
City of Anchorage (GO) Series B
    5.000%, 09/01/21                                       3,845   4,257,069
    5.000%, 09/01/23                                         200     229,708
City of Anchorage (GO) Series C
    5.000%, 09/01/24                                       2,765   3,220,285
                                                                 -----------
TOTAL ALASKA                                                       8,111,438
                                                                 -----------
ARIZONA -- (0.5%)
City of Tucson (GO) Series C
    3.000%, 07/01/22                                       1,455   1,522,439
Maricopa County Community College District (GO)
    4.000%, 07/01/18                                       4,000   4,044,240
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23                                       1,810   1,901,460
                                                                 -----------
TOTAL ARIZONA                                                      7,468,139
                                                                 -----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21                                       1,000   1,099,260
    5.000%, 06/15/21                                       3,750   4,144,425
    5.000%, 04/01/22                                       2,800   3,149,440
    4.250%, 06/01/23                                       3,325   3,703,186
                                                                 -----------
TOTAL ARKANSAS                                                    12,096,311
                                                                 -----------
CALIFORNIA -- (1.8%)
California State (GO)
    5.000%, 11/01/24                                       1,175   1,390,718
    5.000%, 08/01/26                                       8,000   9,644,880
    3.500%, 08/01/27                                         800     872,208
    5.000%, 11/01/27                                       5,580   6,817,756
California State (GO) Series B
    5.000%, 09/01/21                                         250     279,462

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
CALIFORNIA -- (Continued)
    5.000%, 09/01/25                                      $9,000 $10,757,430
                                                                 -----------
TOTAL CALIFORNIA                                                  29,762,454
                                                                 -----------
COLORADO -- (1.5%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
    5.000%, 12/01/21                                         425     475,783
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
    5.000%, 12/15/19                                       3,115   3,313,394
    5.000%, 12/15/19                                       5,705   6,068,352
Boulder County (RB)
    5.000%, 07/15/18                                         540     548,888
Boulder Valley School District No. Re-2 Boulder (GO)
  Series B (ST AID WITHHLDG)
    4.000%, 12/01/24                                       2,185   2,449,319
City & County of Denver (GO) Series A
    5.000%, 08/01/19                                       2,085   2,193,587
Denver City & County School District No. 1 (GO) Series A
  (NATL-RE) (ST AID WITHHLDG)
    5.250%, 12/01/21                                       2,490   2,813,451
Denver City & County School District No. 1 (GO) Series C
  (ST AID WITHHLDG)
    3.000%, 12/01/23                                       1,540   1,626,071
Platte River Power Authority (RB) Series JJ
    5.000%, 06/01/23                                       4,425   5,085,697
                                                                 -----------
TOTAL COLORADO                                                    24,574,542
                                                                 -----------
CONNECTICUT -- (0.9%)
City of Middletown (GO)
    4.000%, 04/01/22                                       1,350   1,470,879
Connecticut State (GO) Series A
    5.000%, 10/15/18                                       3,300   3,379,431
    5.000%, 10/15/19                                         600     632,868
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18                                       6,800   6,884,252
Connecticut State (GO) Series E
    5.000%, 08/15/19                                       2,775   2,913,251
                                                                 -----------
TOTAL CONNECTICUT                                                 15,280,681
                                                                 -----------
DELAWARE -- (0.7%)
Delaware State (GO) Series A
    5.000%, 08/01/23                                       2,225   2,582,157
Delaware State (GO) Series B
    5.000%, 07/01/18                                       2,395   2,431,524
    5.000%, 07/01/19                                       4,335   4,550,189

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
DELAWARE -- (Continued)
Delaware State (GO) Series B (ETM)
    5.000%, 07/01/19                                      $  345 $   361,577
New Castle County (GO)
    5.000%, 10/01/23                                       1,000   1,165,110
New Castle County (GO) Series B
    5.000%, 07/15/22                                         700     796,075
                                                                 -----------
TOTAL DELAWARE                                                    11,886,632
                                                                 -----------
DISTRICT OF COLUMBIA -- (2.0%)
District of Columbia (GO) Series A
    5.000%, 06/01/20                                       3,445   3,708,542
    5.000%, 06/01/20                                       6,000   6,459,000
    5.000%, 06/01/23                                       2,000   2,307,360
    5.000%, 06/01/25                                       1,500   1,778,400
District of Columbia (GO) Series B
    5.000%, 06/01/25                                       4,500   5,335,200
Washington Metropolitan Area Transit Authority (RB)
  Series B
    5.000%, 07/01/26                                       3,500   4,180,680
    5.000%, 07/01/27                                       8,100   9,758,880
                                                                 -----------
TOTAL DISTRICT OF COLUMBIA                                        33,528,062
                                                                 -----------
FLORIDA -- (3.3%)
Board of Governors State University System of Florida
  (RB) Series A
    3.000%, 07/01/24                                       2,580   2,694,939
City of Jacksonville (RB)
    5.000%, 10/01/18                                         315     322,481
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20                                         250     271,530
Florida State (GO)
    5.000%, 07/01/21                                       7,000   7,755,510
    5.000%, 07/01/24                                       5,000   5,882,200
Florida State (GO) Series A (ST GTD)
    5.000%, 06/01/27                                       6,565   7,996,367
Florida State Board of Education (GO) Series A
    5.000%, 06/01/19                                       2,860   2,993,247
    5.000%, 06/01/20                                       4,000   4,307,920
    5.000%, 06/01/23                                       1,300   1,501,214
    5.000%, 06/01/24                                       1,400   1,644,902
Florida State Board of Education (GO) Series B
    5.000%, 06/01/20                                       6,400   6,892,672
    5.000%, 06/01/23                                         350     404,173
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20                                       3,000   3,230,940

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
FLORIDA -- (Continued)
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22                                      $ 1,000 $ 1,131,820
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22                                        1,745   2,008,896
Peace River/Manasota Regional Water Supply Authority (RB)
    5.000%, 10/01/25                                        2,030   2,397,410
Tampa Bay Water (RB)
    5.000%, 10/01/19                                          450     475,776
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25                                        2,850   3,407,660
                                                                  -----------
TOTAL FLORIDA                                                      55,319,657
                                                                  -----------
GEORGIA -- (3.5%)
City of Atlanta (GO)
    5.000%, 12/01/19                                        5,875   6,242,599
City of Atlanta Water & Wastewater Revenue (RB) Series B
    5.000%, 11/01/19                                        1,700   1,801,592
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20                                        1,700   1,822,043
DeKalb County Water & Sewerage Revenue (RB) Series B
    5.250%, 10/01/24                                        2,830   3,369,936
Georgia State (GO) Series A-1
    5.000%, 02/01/22                                        2,730   3,068,848
Georgia State (GO) Series C
    5.000%, 10/01/21                                        3,060   3,414,837
Georgia State (GO) Series C-1
    5.000%, 07/01/23                                       10,915  12,641,753
    5.000%, 07/01/26                                        9,200  11,105,872
Georgia State (GO) Series F
    5.000%, 12/01/19                                        6,000   6,377,640
Georgia State (GO) Series I
    5.000%, 07/01/19                                        4,490   4,713,512
    5.000%, 07/01/20                                          900     972,387
Gwinnett County School District (GO)
    5.000%, 02/01/20                                        1,700   1,814,206
    5.000%, 02/01/20                                        1,585   1,691,480
                                                                  -----------
TOTAL GEORGIA                                                      59,036,705
                                                                  -----------
HAWAII -- (1.9%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20                                        1,470   1,590,746
    5.000%, 10/01/23                                          200     232,438
    5.000%, 10/01/24                                        6,870   8,116,768

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
HAWAII -- (Continued)
    5.000%, 10/01/25                                       $4,925 $ 5,884,882
Hawaii State (GO) Series EA
    5.000%, 12/01/21                                          850     950,895
Hawaii State (GO) Series EE
    5.000%, 11/01/20                                          515     560,706
Hawaii State (GO) Series EF
    5.000%, 11/01/22                                        2,240   2,552,637
Hawaii State (GO) Series EH
    4.000%, 08/01/19                                        1,110   1,150,937
Hawaii State (GO) Series ET
    3.000%, 10/01/23                                        3,710   3,893,460
Hawaii State (GO) Series EZ
    5.000%, 10/01/21                                        6,080   6,773,606
                                                                  -----------
TOTAL HAWAII                                                       31,707,075
                                                                  -----------
IOWA -- (0.1%)
City of Ankeny (GO) Series D
    4.000%, 06/01/18                                          700     706,174
County of Black Hawk IA (GO) Series A
    5.000%, 06/01/19                                        1,200   1,255,752
State of Iowa (RB) Series A (ETM)
    5.000%, 06/01/18                                          275     278,366
                                                                  -----------
TOTAL IOWA                                                          2,240,292
                                                                  -----------
KANSAS -- (1.5%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21                                          525     584,157
City of Wichita (GO) Series A
    5.000%, 12/01/19                                        3,000   3,186,030
Johnson County (GO) Series B
    3.000%, 09/01/22                                        2,260   2,374,627
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
    5.000%, 10/01/23                                          445     517,953
Johnson County Unified School District No. 232 (GO)
  Series A
    5.000%, 09/01/20                                        2,550   2,761,548
Johnson County Unified School District No. 233 Olathe
  (GO) Series B
    5.000%, 09/01/23                                        4,380   5,055,484
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/21                                        3,250   3,616,210
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20                                        3,000   3,252,060
Saline County Unified School District No. 305 Salina (GO)
    5.000%, 09/01/20                                        1,860   2,017,244

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
KANSAS -- (Continued)
Sedgwick County Unified School District No. 260 (GO)
    5.000%, 10/01/21                                      $ 1,325 $ 1,470,671
Wyandotte County Unified Government (GO) Series A
    3.000%, 08/01/18                                          580     584,292
                                                                  -----------
TOTAL KANSAS                                                       25,420,276
                                                                  -----------
KENTUCKY -- (0.9%)
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/22                                        5,645   6,446,082
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21                                        1,215   1,313,306
Louisville/Jefferson County Metropolitan Government (GO)
    5.000%, 12/01/19                                        1,250   1,326,112
Louisville/Jefferson County Metropolitan Government (GO)
  Series A
    5.000%, 12/01/20                                        5,155   5,620,084
                                                                  -----------
TOTAL KENTUCKY                                                     14,705,584
                                                                  -----------
LOUISIANA -- (1.6%)
Louisiana State (GO) Series A
    5.000%, 11/15/19                                        4,500   4,774,815
    5.000%, 02/01/24                                        2,000   2,313,020
Louisiana State (GO) Series C
    5.000%, 07/15/22                                       12,765  14,423,429
Louisiana State (GO) Series D-1
    5.000%, 12/01/20                                        4,065   4,424,671
                                                                  -----------
TOTAL LOUISIANA                                                    25,935,935
                                                                  -----------
MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/20                                        3,000   3,231,630
    5.000%, 06/01/27                                        2,000   2,434,200
                                                                  -----------
TOTAL MAINE                                                         5,665,830
                                                                  -----------
MARYLAND -- (7.6%)
Anne Arundel County (GO)
    5.000%, 04/01/22                                        2,475   2,790,241
Baltimore County (GO)
    5.000%, 08/01/21                                        1,980   2,202,354
    5.000%, 08/01/22                                          400     455,428
    3.000%, 11/01/24                                        1,000   1,056,320
    5.000%, 11/01/27                                        2,175   2,661,678
Baltimore County (GO) Series B
    5.000%, 08/01/24                                        5,800   6,843,594

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
MARYLAND -- (Continued)
Baltimore County (GO) Series C
    4.000%, 09/01/18                                      $ 2,410 $  2,446,511
Carroll County (GO)
    4.000%, 11/01/18                                        2,890    2,946,471
    5.000%, 11/01/19                                        2,300    2,437,839
    5.000%, 11/01/20                                        5,450    5,938,265
Charles County (GO)
    5.000%, 03/01/19                                        1,990    2,066,754
Charles County (GO) (ETM)
    5.000%, 03/01/19                                           10       10,374
City of Baltimore (GO) Series B
    5.000%, 10/15/19                                        7,330    7,759,538
    5.000%, 10/15/21                                        2,500    2,784,300
    5.000%, 10/15/22                                        8,060    9,167,122
Harford County (GO)
    5.000%, 09/15/19                                        1,545    1,631,937
Howard County (GO) Series D
    5.000%, 02/15/24                                        5,140    6,015,805
Maryland State (GO) Series B
    5.000%, 03/01/19                                        4,680    4,862,052
    5.000%, 08/01/19                                        2,500    2,631,750
    5.000%, 08/01/26                                       10,000   12,056,100
Maryland State (GO) Series C
    5.000%, 11/01/18                                        5,000    5,137,800
    5.000%, 08/01/19                                        3,000    3,158,100
    5.000%, 08/01/20                                        7,250    7,843,630
Montgomery County (GO) Series D
    3.000%, 11/01/23                                        4,000    4,222,760
Prince George's County (GO) Series A
    3.000%, 09/15/27                                        9,000    9,304,470
Prince George's County (GO) Series B
    5.000%, 09/15/18                                        2,000    2,045,100
    4.000%, 03/01/22                                        2,480    2,696,752
Prince George's County (GO) Series C
    5.000%, 08/01/20                                        3,450    3,736,039
Queen Anne's County (GO)
    5.000%, 11/15/19                                        1,805    1,915,231
University System of Maryland (RB) Series B
    5.000%, 04/01/20                                        4,355    4,673,438
Washington Suburban Sanitary Commission (GO) Series A
    4.000%, 06/01/18                                        1,550    1,563,826
Worcester County (GO) Series B
    4.000%, 08/01/21                                        2,000    2,149,200
                                                                  ------------
TOTAL MARYLAND                                                     127,210,779
                                                                  ------------

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
MASSACHUSETTS -- (4.1%)
City of Boston (GO) Series A
    5.000%, 03/01/20                                       $ 3,270 $ 3,497,952
City of Boston (GO) Series B
    5.000%, 04/01/19                                         4,700   4,894,016
    4.000%, 01/01/23                                         1,795   1,971,915
    5.000%, 04/01/24                                         3,000   3,523,200
City of Cambridge (GO)
    3.000%, 02/15/20                                         2,070   2,127,401
City of Springfield (GO) Series C (ST AID WITHHLDG)
    4.000%, 08/01/23                                           150     165,216
City of Woburn (GO)
    4.000%, 09/01/22                                           350     383,222
Commonwealth of Massachusetts (GO) Series C
    5.000%, 04/01/23                                        10,000  11,501,700
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18                                         2,500   2,546,200
    5.250%, 08/01/21                                         5,000   5,592,950
Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24                                         3,700   4,410,252
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20                                         2,500   2,705,975
    5.000%, 10/01/21                                         1,005   1,120,022
    5.000%, 08/01/24                                         1,500   1,762,905
Commonwealth of Massachusetts (GO) Series C (AMBAC)
    5.500%, 12/01/23                                         3,500   4,173,015
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27                                         3,000   3,642,210
Massachusetts Bay Transportation Authority (RB) Series B
  (NATL-RE)
    5.500%, 07/01/24                                         3,020   3,633,090
Massachusetts Water Resources Authority (RB) Series A
    5.000%, 08/01/22                                         3,000   3,411,540
Massachusetts Water Resources Authority (RB) Series B
  (AGM)
    5.250%, 08/01/28                                         1,000   1,252,520
Massachusetts Water Resources Authority (RB) Series J
  (AGM) (GO OF AUTH)
    5.250%, 08/01/18                                         2,000   2,038,520
Town of Auburn (GO)
    2.000%, 03/15/19                                           750     754,973
Town of Nantucket (GO)
    3.000%, 10/01/22                                         1,115   1,171,007

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
MASSACHUSETTS -- (Continued)
Town of Reading (GO)
    5.000%, 02/01/18                                       $1,065 $ 1,065,000
Town of Wilmington (GO)
    5.000%, 03/15/20                                        1,665   1,781,400
                                                                  -----------
TOTAL MASSACHUSETTS                                                69,126,201
                                                                  -----------
MICHIGAN -- (0.9%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22                                          500     539,030
Michigan State (GO)
    5.000%, 11/01/19                                        4,400   4,662,152
Michigan State (GO) Series A
    5.000%, 05/01/25                                        2,000   2,376,140
Michigan State Comprehensive Transportation Revenue (RB)
  (AGM)
    5.250%, 05/15/21                                        1,000   1,109,240
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18                                        5,000   5,140,150
University of Michigan (RB) Series A
    4.000%, 04/01/23                                        1,000   1,103,840
                                                                  -----------
TOTAL MICHIGAN                                                     14,930,552
                                                                  -----------
MINNESOTA -- (3.7%)
Bloomington Independent School District No. 271 (GO)
  Series A (SD CRED PROG)
    5.000%, 02/01/20                                        1,150   1,226,326
City of Edina (GO) Series B
    3.000%, 02/01/19                                          305     309,846
City of State Cloud (GO) Series B
    5.000%, 02/01/21                                        1,275   1,397,833
Dakota County Community Development Agency (RB) Series B
  (CNTY GTD)
    5.000%, 01/01/23                                          800     917,832
Elk River Independent School District No. 728 (GO) Series
  A (SD CRED PROG)
    5.000%, 02/01/21                                        5,000   5,474,000
Hennepin County (GO) Series C
    5.000%, 12/01/26                                        4,070   4,936,299
Lakeville Minnesota Independent School District No. 194
  (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22                                        4,000   4,481,680
Metropolitan Council (GO) Series C
    5.000%, 03/01/26                                          700     844,361
Minnesota Public Facilities Authority (RB) Series A
    5.000%, 03/01/18                                          620     621,848

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
MINNESOTA -- (Continued)
Minnesota State (GO) Series A
    5.000%, 10/01/20                                      $ 4,390 $ 4,774,037
    5.000%, 08/01/22                                        3,000   3,410,160
Minnesota State (GO) Series B
    5.000%, 08/01/20                                        5,460   5,909,849
    5.000%, 10/01/21                                        4,660   5,196,879
Minnesota State (GO) Series D
    5.000%, 08/01/18                                          485     493,939
Minnesota State (GO) Series E
    2.000%, 08/01/19                                        1,810   1,825,494
Minnesota State (GO) Series F
    5.000%, 10/01/21                                       12,025  13,410,400
Minnesota State (GO) Series K
    5.000%, 11/01/19                                        3,680   3,903,854
Morris Area Schools Independent School District No. 2769
  (GO) Series A (SD CRED PROG)
    4.000%, 02/01/24                                        1,125   1,243,519
Rochester Independent School District No. 535 (GO)
  Series A (SD CRED PROG)
    3.000%, 02/01/22                                        1,240   1,295,192
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20                                          250     267,323
                                                                  -----------
TOTAL MINNESOTA                                                    61,940,671
                                                                  -----------
MISSISSIPPI -- (1.2%)
Mississippi State (GO) Series A
    5.000%, 10/01/27                                        9,110  11,054,256
Mississippi State (GO) Series F
    5.000%, 11/01/21                                        7,750   8,656,518
                                                                  -----------
TOTAL MISSISSIPPI                                                  19,710,774
                                                                  -----------
MISSOURI -- (1.4%)
Cass County Reorganized School District No. R-2 (GO) (ST
  AID DIR DEP)
    5.000%, 03/01/21                                        1,000   1,098,620
City of Belton (GO) Series C
    5.000%, 03/01/27                                        2,150   2,574,539
City of Kansas City (GO) Series A
    4.000%, 02/01/22                                        1,150   1,245,772
    5.000%, 02/01/23                                        3,955   4,534,842
Columbia School District (GO) Series B
    5.000%, 03/01/23                                        1,120   1,286,790
    5.000%, 03/01/24                                        4,100   4,795,729
North Kansas City School District No. 74 (GO) (ST AID
  DIR DEP)
    4.000%, 03/01/23                                        5,335   5,853,349

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MISSOURI -- (Continued)
St. Charles Community College (GO)
    3.000%, 02/15/20                                      $2,245 $ 2,303,617
                                                                 -----------
TOTAL MISSOURI                                                    23,693,258
                                                                 -----------
MONTANA -- (--%)
City & County of Butte-Silver Bow (GO)
    4.000%, 07/01/21                                         615     660,867
                                                                 -----------
NEBRASKA -- (0.6%)
Douglas County School District No. 17 (GO)
    4.000%, 12/15/26                                       2,260   2,554,998
Lancaster County School District 001 (GO)
    5.000%, 01/15/21                                       2,470   2,700,747
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20                                       1,000   1,091,380
Omaha Public Power District (RB) Series B
    5.000%, 02/01/18                                       2,965   2,965,000
Omaha School District (GO)
    4.000%, 12/15/19                                       1,365   1,427,913
                                                                 -----------
TOTAL NEBRASKA                                                    10,740,038
                                                                 -----------
NEVADA -- (0.5%)
City of Henderson NV (GO)
    5.000%, 06/01/21                                         490     540,456
Clark County (GO) Series A
    5.000%, 07/01/19                                       1,725   1,809,128
    5.000%, 07/01/25                                       2,700   3,198,285
Clark County School District (GO) Series A
    5.000%, 06/15/19                                       1,500   1,569,195
Nevada State (GO) Series A
    5.000%, 08/01/19                                       1,825   1,918,385
                                                                 -----------
TOTAL NEVADA                                                       9,035,449
                                                                 -----------
NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
    3.000%, 06/15/19                                         600     611,820
City of Nashua (GO)
    4.000%, 07/15/19                                       5,350   5,541,477
    4.000%, 07/15/20                                       2,720   2,876,373
New Hampshire State (GO) Series A
    5.000%, 03/01/23                                       5,910   6,793,190
                                                                 -----------
TOTAL NEW HAMPSHIRE                                               15,822,860
                                                                 -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NEW JERSEY -- (1.0%)
Essex County (GO) Series A
    5.000%, 08/01/20                                      $1,000 $ 1,082,390
Livingston Township (GO)
    3.000%, 01/15/21                                         350     361,718
Montville Township (GO)
    3.000%, 10/01/25                                         505     531,517
Morris County (GO)
    4.000%, 10/15/20                                       2,390   2,537,176
New Jersey Educational Facilities Authority (RB) Series B
    5.000%, 07/01/19                                       2,330   2,446,314
Princeton Regional School District (GO) (ST AID WITHHLDG)
    1.750%, 02/01/22                                       1,095   1,091,638
South Orange & Maplewood School District (GO) (SCH BD
  RES FD)
    3.000%, 03/01/22                                         350     361,977
Township of North Brunswick (GO)
    2.000%, 08/01/18                                       1,075   1,078,612
Township of Parsippany-Troy Hills (GO)
    2.000%, 09/15/22                                       4,100   4,107,175
Union County (GO) Series B
    3.000%, 03/01/22                                       2,315   2,420,078
Union County (GO) Series B (ETM)
    3.000%, 03/01/22                                          45      47,007
                                                                 -----------
TOTAL NEW JERSEY                                                  16,065,602
                                                                 -----------
NEW MEXICO -- (1.2%)
City of Albuquerque (GO) Series A
    5.000%, 07/01/24                                       1,300   1,529,372
Farmington Municipal School District No. 5 (GO) (ST AID
  WITHHLDG)
    4.000%, 09/01/20                                         945   1,000,868
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
    4.000%, 08/01/19                                       1,000   1,035,220
    4.000%, 08/01/20                                         125     132,158
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
    5.000%, 07/01/19                                       2,000   2,098,400
    5.000%, 07/01/27                                       2,000   2,413,320
New Mexico State Severance Tax Permanent Fund (RB)
  Series B
    4.000%, 07/01/20                                       4,100   4,327,058
Santa Fe County (GO)
    5.000%, 07/01/22                                       1,000   1,132,910
Santa Fe Public School District (GO) (ST AID WITHHLDG)
    5.000%, 08/01/20                                       3,270   3,531,894

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
NEW MEXICO -- (Continued)
    5.000%, 08/01/24                                      $ 2,000 $ 2,341,280
                                                                  -----------
TOTAL NEW MEXICO                                                   19,542,480
                                                                  -----------
NEW YORK -- (5.2%)
Albany County (GO) Series B
    4.000%, 11/01/18                                        2,470   2,519,202
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19                                        1,000   1,008,340
City of New York (GO) Series A
    5.000%, 08/01/24                                          860   1,006,750
    5.000%, 08/01/26                                        5,000   5,972,700
City of New York (GO) Series B
    5.000%, 08/01/19                                          600     630,978
    5.000%, 08/01/21                                          450     499,082
    5.000%, 08/01/22                                          600     680,088
City of New York (GO) Series B-Subseries B-7 (AMBAC)
    5.000%, 08/15/18                                        1,620   1,652,173
City of New York (GO) Series C
    5.250%, 08/01/18                                          430     438,454
    5.000%, 08/01/20                                        5,625   6,082,706
City of New York (GO) Series E
    5.000%, 08/01/21                                        3,975   4,408,553
    5.000%, 08/01/23                                        6,000   6,915,780
City of New York (GO) Series G
    5.000%, 08/01/19                                        3,500   3,680,705
New York State Dormitory Authority (RB) Series A
    3.000%, 07/01/20                                        1,615   1,667,536
    5.000%, 02/15/22                                       10,200  11,456,640
    5.000%, 03/15/23                                          200     230,106
    5.000%, 02/15/24                                        4,900   5,704,629
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19                                          825     858,140
New York State Dormitory Authority (RB) Series D
    5.000%, 02/15/24                                        9,950  11,583,890
New York State Dormitory Authority (RB) Series E
    5.000%, 03/15/21                                        2,000   2,199,660
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/19                                        1,630   1,695,477
    5.000%, 03/15/25                                        3,440   4,059,028
New York State Urban Development Corp. (RB) Series C
    5.000%, 12/15/18                                        4,225   4,360,031

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ -----------
NEW YORK -- (Continued)
Penfield Central School District (GO) (ASSURED GTY) (ST
  AID WITHHLDG)
    3.750%, 06/15/19                                       $  150 $   154,742
Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19                                        1,300   1,377,545
Town of Cheektowaga (GO)
    5.000%, 07/15/23                                          300     348,798
Town of Huntington (GO)
    2.000%, 12/01/23                                          100     100,493
Triborough Bridge & Tunnel Authority (RB)
    4.000%, 11/15/27                                        1,250   1,417,650
Triborough Bridge & Tunnel Authority (RB) Series B
    5.000%, 11/15/20                                        4,000   4,365,600
                                                                  -----------
TOTAL NEW YORK                                                     87,075,476
                                                                  -----------
NORTH CAROLINA -- (5.5%)
City of Charlotte (GO) Series A
    5.000%, 07/01/18                                        4,380   4,446,795
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/19                                        2,000   2,099,560
City of High Point (GO)
    5.000%, 03/01/18                                          700     702,093
City of Raleigh (GO) Series A
    5.000%, 09/01/22                                        2,685   3,062,377
Forsyth County (GO)
    4.000%, 12/01/21                                        3,500   3,790,465
Guilford County (GO) Series A
    5.000%, 02/01/22                                        1,800   2,024,892
Guilford County (GO) Series B
    5.000%, 05/01/24                                        5,000   5,883,050
Johnston County (GO)
    4.000%, 02/01/20                                        3,735   3,910,507
Johnston County (GO) Series A
    5.000%, 02/01/21                                        2,995   3,284,467
Moore County (GO)
    5.000%, 06/01/22                                        2,740   3,093,871
New Hanover County (GO)
    4.000%, 08/01/19                                        2,280   2,365,796
    5.000%, 02/01/23                                          250     287,295
North Carolina Eastern Municipal Power Agency (RB) Series
  B (NATL-IBC) (ETM)
    6.000%, 01/01/22                                        9,700  11,256,753
North Carolina State (GO) Series B
    5.000%, 06/01/25                                        8,000   9,550,400
North Carolina State (GO) Series B
    5.000%, 06/01/18                                        2,000   2,025,020

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series C
            5.000%, 05/01/20                                 $3,270 $ 3,515,119
            5.000%, 05/01/21                                  4,625   5,108,174
North Carolina State (GO) Series D
            4.000%, 06/01/21                                  5,000   5,374,100
            4.000%, 06/01/23                                  8,700   9,626,550
North Carolina State (GO) Series E
            5.000%, 05/01/19                                  5,000   5,221,050
Wake County (GO)
            5.000%, 09/01/21                                  1,450   1,616,054
Wake County (GO) Series C
            5.000%, 03/01/24                                  3,000   3,518,460
                                                                    -----------
TOTAL NORTH CAROLINA                                                 91,762,848
                                                                    -----------
OHIO -- (4.7%)
City of Cincinnati (GO) Series A
            4.000%, 12/01/21                                  2,645   2,855,330
City of Cincinnati (GO) Series C
            5.000%, 12/01/19                                  2,955   3,136,023
City of Columbus (GO) Series 1
            5.000%, 07/01/22                                  4,100   4,648,662
City of Columbus (GO) Series A
            2.000%, 08/15/20                                  3,285   3,315,879
            3.000%, 07/01/21                                    470     489,223
            3.000%, 07/01/22                                    700     733,054
            2.000%, 08/15/22                                  6,160   6,175,954
            4.000%, 07/01/23                                  4,995   5,513,231
            4.000%, 04/01/27                                  8,800   9,859,520
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21                                    200     223,818
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44
            (Pre-refunded @ $100, 7/1/20)                     1,875   2,032,669
Ohio State (GO)
            5.000%, 09/01/19                                  6,000   6,330,600
Ohio State (GO) Series A
            5.000%, 09/01/19                                    550     580,305
            5.000%, 05/01/20                                  1,555   1,671,563
            3.000%, 02/01/22                                    500     522,845
            5.000%, 08/01/22                                  4,005   4,548,839
            5.000%, 09/15/22                                    500     569,415
            5.000%, 09/15/22                                    250     284,708
            5.000%, 09/01/25                                  5,550   6,608,163
Ohio State (GO) Series B
            5.000%, 08/01/19                                    200     210,478
            5.000%, 09/15/19                                  2,065   2,181,549
            5.000%, 08/01/20                                  3,020   3,270,388
            5.000%, 06/15/21                                  1,500   1,661,400
            5.000%, 06/15/22                                  4,000   4,530,040

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
OHIO -- (Continued)
Ohio State (GO) Series C
    5.000%, 09/15/21                                        $ 1,000 $ 1,114,600
    5.000%, 09/15/21                                          4,500   5,015,700
                                                                    -----------
TOTAL OHIO                                                           78,083,956
                                                                    -----------
OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
    5.000%, 03/01/19                                          1,310   1,360,527
                                                                    -----------
OREGON -- (1.6%)
City of Portland (GO) Series B
    4.000%, 06/01/20                                            935     986,341
City of Portland Sewer System Revenue (RB) Series A
    5.000%, 06/15/26                                          1,550   1,861,689
City of Portland Water System Revenue (RB) Series A
    5.000%, 04/01/21                                          8,000   8,820,080
Clackamas County School District No. 46 Oregon Trail (GO)
  (SCH BD GTY)
    5.000%, 06/15/22                                          1,215   1,373,825
Lane County School District No. 4J Eugene (GO) Series A
  (SCH BD GTY)
    5.000%, 06/15/23                                          3,355   3,868,617
Oregon State (GO) Series A
    5.000%, 05/01/21                                            200     220,626
Oregon State (GO) Series G
    5.000%, 12/01/24                                          2,290   2,707,261
Oregon State Department of Transportation (RB) Series B
    5.000%, 11/15/26                                          3,500   4,229,190
Portland Community College District (GO)
    5.000%, 06/15/18                                          2,760   2,797,370
                                                                    -----------
TOTAL OREGON                                                         26,864,999
                                                                    -----------
PENNSYLVANIA -- (1.4%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18                                          1,500   1,523,505
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22                                         11,260  12,555,125
Monroe County (GO)
    4.000%, 12/15/18                                            400     408,916
Montgomery County (GO)
    5.000%, 05/01/23                                          5,255   6,044,932

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
PENNSYLVANIA -- (Continued)
Pennsylvania Economic Development Financing Authority
  (RB) Series A
    5.000%, 07/01/19                                      $1,300 $ 1,364,896
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20                                       1,100   1,161,754
                                                                 -----------
TOTAL PENNSYLVANIA                                                23,059,128
                                                                 -----------
RHODE ISLAND -- (1.6%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19                                       8,000   8,409,360
    5.000%, 08/01/22                                       1,605   1,808,899
Rhode Island State (GO) Series C
    5.000%, 08/01/19                                       9,185   9,654,997
    5.000%, 08/01/20                                       4,870   5,255,071
Rhode Island State (GO) Series D
    5.000%, 08/01/22                                         685     772,022
                                                                 -----------
TOTAL RHODE ISLAND                                                25,900,349
                                                                 -----------
SOUTH CAROLINA -- (3.1%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22                                       3,485   3,920,346
Berkeley County School District (GO) Series B (SCSDE)
    5.000%, 03/01/22                                       4,120   4,631,210
Charleston County (GO) Series A
    5.000%, 11/01/22                                       4,780   5,472,861
Charleston County School District (GO) Series A (SCSDE)
    5.000%, 02/01/21                                       2,020   2,213,981
City of Charleston SC Waterworks & Sewer System Revenue
  (RB)
    5.000%, 01/01/20                                       1,805   1,921,603
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21                                         385     425,829
Clemson University (RB)
    3.000%, 05/01/21                                         350     363,184
Dorchester County School District No. 2 (GO) Series B
  (SCSDE)
    5.000%, 03/01/25                                       1,430   1,691,175
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20                                       3,335   3,564,648
    5.000%, 03/01/21                                       3,170   3,480,628
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/19                                         945     981,657

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
SOUTH CAROLINA -- (Continued)
Richland County School District No. 1 (GO) Series A
  (SCSDE)
    5.000%, 03/01/20                                      $5,480 $ 5,850,393
Richland County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 02/01/21                                       2,085   2,285,223
South Carolina State (GO) Series A
    5.000%, 06/01/19                                       2,500   2,617,175
South Carolina State (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/23                                       5,500   6,404,860
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20                                       1,900   2,036,819
York County School District No. 1 (GO) (SCSDE)
    5.000%, 03/01/21                                       3,790   4,158,994
                                                                 -----------
TOTAL SOUTH CAROLINA                                              52,020,586
                                                                 -----------
TENNESSEE -- (3.2%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20                                       3,150   3,355,853
City of Johnson City (GO)
    3.000%, 06/01/19                                         875     892,334
City of Maryville (GO) Series A
    5.000%, 06/01/22                                       1,865   2,106,704
City of Memphis (GO) Series A
    5.000%, 11/01/22                                       9,695  11,071,787
    5.000%, 04/01/25                                       1,945   2,301,246
City of Pigeon Forge (GO)
    4.000%, 06/01/21                                         670     719,232
Hamilton County (GO) Series B
    3.000%, 03/01/22                                       4,550   4,758,344
Knox County (GO)
    5.000%, 06/01/20                                       2,585   2,783,993
Maury County (GO)
    5.000%, 04/01/21                                       5,105   5,611,722
Maury County (GO) Series B
    5.000%, 04/01/19                                       1,000   1,040,570
Metropolitan Government of Nashville & Davidson County
  (GO)
    5.000%, 07/01/22                                       1,000   1,132,450
Metropolitan Government of Nashville & Davidson County
  (GO) Series A
    5.000%, 01/01/20                                       1,100   1,169,773
Putnam County (GO)
    4.000%, 04/01/23                                         975   1,070,696
Shelby County (GO) Series A
    5.000%, 04/01/20                                       7,000   7,502,530

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TENNESSEE -- (Continued)
Sumner County (GO)
            5.000%, 06/01/21                                 $  110 $   121,628
Tennessee State (GO) Series A
            4.000%, 09/01/18                                  3,325   3,375,374
Tennessee State (GO) Series B
            5.000%, 08/01/20                                  1,945   2,105,754
Town of Greeneville (GO)
            3.000%, 06/01/21                                  1,360   1,411,612
Williamson County (GO) Series A
            4.000%, 05/01/22                                    300     326,736
Wilson County (GO) Series B
            4.000%, 04/01/20                                  1,040   1,090,586
                                                                    -----------
TOTAL TENNESSEE                                                      53,948,924
                                                                    -----------
TEXAS -- (14.4%)
Austin Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/20                                    350     378,123
City of Arlington (GO) Series A
            3.000%, 08/15/20                                  1,700   1,756,338
City of Austin (GO)
            5.000%, 09/01/20                                  1,655   1,794,914
City of Dallas (GO)
            5.000%, 02/15/21                                  9,505  10,352,561
City of Denton (GO)
            4.000%, 02/15/22                                  2,510   2,718,932
City of El Paso (GO)
            5.000%, 08/15/19                                  3,505   3,691,676
City of Fort Worth (GO) Series A
            5.000%, 03/01/25                                  5,000   5,866,650
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19                                    400     414,800
City of Houston (GO) Series A
            5.000%, 03/01/21                                  3,100   3,401,816
            5.000%, 03/01/22                                  5,890   6,588,790
City of Houston Combined Utility System Revenue (RB)
  (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)                    4,735   4,966,494
City of Lubbock (GO)
            5.000%, 02/15/19                                  3,000   3,108,780
            5.000%, 02/15/23                                  1,000   1,137,900
City of Richardson (GO)
            4.250%, 02/15/18                                    400     400,432
City of San Antonio (GO)
            5.000%, 02/01/20                                  1,000   1,065,140
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21                                  3,000   3,285,330

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
TEXAS -- (Continued)
            5.000%, 02/01/21                                  $  720 $  788,479
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
            5.000%, 02/01/19                                     400    413,928
City of Southlake (GO)
            3.000%, 02/15/23                                   1,510  1,580,517
Clear Creek Independent School District (GO) Series A
  (PSF-GTD)
            5.000%, 02/15/25                                   2,175  2,565,304
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/21                                   3,500  3,837,085
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21                                   2,545  2,844,088
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19                                   3,480  3,608,029
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24                                     500    585,790
Galveston County (GO)
            5.000%, 02/01/22                                   1,000  1,118,370
Grayson County (GO)
            5.000%, 01/01/21                                   1,990  2,164,623
Harris County (GO) Series A
            4.000%, 10/01/18                                     880    895,171
            5.000%, 10/01/19                                   4,345  4,592,404
            5.000%, 10/01/19                                   3,500  3,699,290
Harris County Metropolitan Transit Authority (RB) Series B
  (ETM)
            4.000%, 11/01/18                                     400    407,696
Hays Consolidated Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/23                                   1,355  1,564,713
Hidalgo County Drain District No. 1 (GO)
            5.000%, 09/01/22                                   1,000  1,128,800
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                   1,790  1,910,682
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41
            (Pre-refunded @ $100, 5/15/21)                     3,225  3,743,709
Humble Independent School District (GO) Series A (PSF-GTD)
            2.000%, 02/15/19                                     100    100,605
            5.500%, 02/15/25                                   7,000  8,472,730
Katy Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/20                                   3,820  4,074,374

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
TEXAS -- (Continued)
La Porte Independent School District (GO)
    5.000%, 02/15/21                                       $ 1,700 $ 1,860,021
Lake Travis Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20                                         3,480   3,708,114
Mansfield Independent School District (GO)
    5.000%, 02/15/20                                         1,000   1,067,420
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/22                                           895   1,005,264
North Texas Municipal Water District Water System Revenue
  (RB)
    5.000%, 09/01/24                                         5,715   6,713,239
Northside Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/23                                         4,535   5,181,328
    5.000%, 08/15/25                                         1,880   2,227,932
Northside Independent School District (GO) Series A
  (PSF-GTD)
    4.000%, 08/15/24                                         5,215   5,793,604
Northwest Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/24                                         1,695   1,974,387
Permanent University Fund (RB)
    5.000%, 07/01/23                                         3,500   4,034,240
Permanent University Fund - University of Texas System
  (RB) Series B
    5.000%, 07/01/26                                         5,500   6,583,500
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24                                        11,000  12,779,250
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20                                         4,100   4,377,283
Spring Independent School District (GO) (BAM)
    5.000%, 08/15/24                                         4,985   5,810,566
Spring Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/19                                         5,000   5,261,600
Tarrant Regional Water District (RB)
    6.000%, 09/01/24                                         3,450   4,263,303
Texas A&M University (RB) Series B
    5.000%, 05/15/21                                         4,000   4,413,280
Texas State (GO)
    5.000%, 04/01/19                                         4,500   4,685,760
    5.000%, 04/01/23                                        10,000  11,491,100
    5.000%, 10/01/23                                        15,345  17,807,105

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
TEXAS -- (Continued)
    5.000%, 04/01/25                                      $ 1,000 $  1,181,710
Texas State (GO) Series A
    5.000%, 10/01/19                                        1,900    2,009,478
Texas Transportation Commission State Highway Fund (RB)
    5.250%, 04/01/26                                          300      364,029
Texas Transportation Commission State Highway Fund (RB)
  Series A
    5.000%, 04/01/19                                        5,000    5,206,400
    5.000%, 04/01/20                                        7,900    8,463,586
Trinity River Authority Central Regional Wastewater
  System Revenue (RB)
    5.000%, 08/01/27                                        3,150    3,806,177
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25                                        2,500    2,976,000
    5.000%, 08/15/26                                        1,500    1,804,530
Via Metropolitan Transit (RB)
    5.000%, 07/15/20                                        2,495    2,694,450
                                                                  ------------
TOTAL TEXAS                                                        240,569,719
                                                                  ------------
UTAH -- (1.2%)
Davis County (GO)
    4.000%, 02/01/18                                          350      350,000
North Davis County Sewer District (RB)
    3.000%, 03/01/21                                        2,135    2,214,678
Utah State (GO)
    5.000%, 07/01/22                                       11,285   12,825,967
Utah State (GO) Series C
    5.000%, 07/01/19                                        1,100    1,154,912
Washington County School District Board of Education
  (GO) (SCH BD GTY)
    5.000%, 03/01/18                                        1,500    1,504,500
    5.000%, 03/01/20                                        2,135    2,283,831
                                                                  ------------
TOTAL UTAH                                                          20,333,888
                                                                  ------------
VERMONT -- (0.2%)
Vermont State (GO) Series B
    5.000%, 08/15/23                                        1,270    1,473,771
Vermont State (GO) Series C
    4.000%, 08/15/23                                          225      249,343
Vermont State (GO) Series F
    5.000%, 08/15/20                                        1,100    1,192,587
                                                                  ------------
TOTAL VERMONT                                                        2,915,701
                                                                  ------------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
VIRGINIA -- (3.5%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21                                       $3,000 $3,339,120
    5.000%, 09/01/22                                        2,050  2,334,253
City of Lynchburg (GO)
    5.000%, 02/01/20                                        1,390  1,481,962
City of Newport News (GO) Series A
    2.000%, 07/15/18                                          515    516,715
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19                                        2,505  2,648,486
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21                                        1,370  1,503,383
City of Richmond (GO) Series B
    5.000%, 07/15/25                                        5,350  6,362,327
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26                                        3,635  4,363,345
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20                                        1,000  1,050,390
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23                                        2,500  2,764,900
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19                                        2,500  2,644,050
    5.000%, 10/01/19                                        3,880  4,103,566
Fairfax County (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19                                        6,925  7,324,019
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22                                        4,000  4,587,560
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21                                          250    273,088
Spotsylvania County Water & Sewer System Revenue (RB)
    5.000%, 06/01/19                                        2,885  3,018,258
University of Virginia (RB) Series B
    5.000%, 08/01/21                                        6,250  6,951,875
Virginia Public School Authority (RB) Series D (ST AID
  WITHHLDG)
    5.250%, 08/01/18                                          500    509,855
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19                                        2,000  2,082,500

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
VIRGINIA -- (Continued)
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20                                      $  745 $   811,327
                                                                 -----------
TOTAL VIRGINIA                                                    58,670,979
                                                                 -----------
WASHINGTON -- (7.0%)
Benton County School District No. 400 Richland (GO) (SCH
  BD GTY)
    5.000%, 12/01/22                                       4,705   5,372,687
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
    5.000%, 02/01/18                                         250     250,000
City of Seattle (GO)
    5.000%, 12/01/19                                       1,500   1,593,855
    5.000%, 12/01/20                                       2,745   2,998,226
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20                                       3,665   3,974,839
    5.000%, 07/01/27                                       8,400  10,159,464
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20                                         350     379,407
City of Seattle Municipal Light & Power Revenue (RB)
  Series A
    5.000%, 06/01/19                                       1,525   1,595,638
    5.000%, 06/01/22                                         310     350,176
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22                                       6,000   6,829,140
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
    4.000%, 12/01/21                                       1,000   1,081,830
    4.000%, 12/01/22                                       2,630   2,879,876
County of Kitsap WA (GO)
    5.000%, 06/01/21                                         200     220,800
King County (GO)
    5.000%, 01/01/21                                         425     464,699
King County (GO) Series A
    5.000%, 07/01/19                                       1,110   1,165,100
    5.000%, 07/01/20                                       2,650   2,859,191
King County (GO) Series E
    5.000%, 12/01/19                                       1,300   1,381,588
King County School District No. 210 (GO) (SCH BD GTY)
    2.000%, 12/01/18                                       1,200   1,206,108
King County School District No. 403 Renton (GO) (SCH BD
  GTY)
    5.000%, 12/01/19                                       1,150   1,221,737

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ ----------
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY)
    5.000%, 12/01/18                                        $1,500 $1,544,790
King County School District No. 411 Issaquah (GO) (SCH BD
  GTY)
    5.000%, 12/01/23                                         3,500  4,083,450
King County School District No. 412 (GO) (SCH BD GTY)
    4.000%, 12/01/21                                         1,000  1,082,610
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22                                         1,000  1,132,910
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20                                         2,880  3,139,834
Skagit County School District No. 103 (GO) (SCH BD GTY)
    5.000%, 12/01/19                                         1,925  2,044,004
    5.000%, 12/01/20                                         2,245  2,452,101
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19                                         1,655  1,755,773
Snohomish County School District No. 15 Edmonds (GO) (SCH
  BD GTY)
    5.000%, 12/01/20                                         2,555  2,785,512
Snohomish County School District No. 6 Mukilteo (GO) (SCH
  BD GTY)
    5.000%, 12/01/18                                         2,000  2,059,540
Spokane County (GO)
    5.000%, 12/01/22                                         1,025  1,167,916
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21                                           150    167,805
Thurston County School District No. 111 (GO) (SCH BD GTY)
    5.000%, 12/01/21                                           425    475,783
University of Washington (RB) Series A
    5.000%, 07/01/22                                         6,505  7,372,507
Washington State (GO) Series 2010A
    5.000%, 08/01/18                                           500    509,140
Washington State (GO) Series 2013A
    5.000%, 08/01/21                                           225    249,863
Washington State (GO) Series A
    5.000%, 08/01/23                                           750    868,275
Washington State (GO) Series B
    5.000%, 07/01/25                                         1,500  1,781,325
Washington State (GO) Series D
    5.000%, 02/01/19                                           900    932,157

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------ ------------
WASHINGTON -- (Continued)
Washington State (GO) Series E
    5.000%, 02/01/19                                      $2,000 $  2,071,460
Washington State (GO) Series R-2012C
    4.000%, 07/01/21                                       1,610    1,730,621
Washington State (GO) Series R-2012D
    5.000%, 07/01/20                                       5,000    5,397,200
Washington State (GO) Series R-2013A
    5.000%, 07/01/21                                       7,000    7,755,510
Washington State (GO) Series R-2015
    5.000%, 07/01/18                                       1,000    1,015,250
    5.000%, 07/01/22                                       3,720    4,217,810
Washington State (GO) Series R-2015C
    5.000%, 07/01/20                                       2,000    2,158,880
Washington State (GO) Series R-2015E
    5.000%, 07/01/21                                       5,000    5,539,650
Washington State (GO) Series R-C
    5.000%, 07/01/19                                       1,750    1,836,870
Washington State (GO) Series R-D
    5.000%, 07/01/23                                       3,800    4,392,686
                                                                 ------------
TOTAL WASHINGTON                                                  117,705,593
                                                                 ------------
WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20                                         130      136,269
West Virginia State (GO) Series A
    5.000%, 06/01/19                                       9,525    9,955,911
                                                                 ------------
TOTAL WEST VIRGINIA                                                10,092,180
                                                                 ------------
WISCONSIN -- (1.4%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19                                       6,220    6,439,068
City of Oshkosh (GO) Series B
    3.000%, 12/01/23                                         445      465,368
Oregon School District (GO)
    3.000%, 03/01/21                                         430      444,216
Sun Prairie Area School District (GO)
    4.000%, 03/01/20                                         570      593,467
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/19                                       2,150    2,243,955
Wisconsin State (GO) Series 2
    5.000%, 11/01/20                                       5,610    6,114,171
Wisconsin State (GO) Series 3
    5.000%, 11/01/22                                       3,110    3,554,699

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------ --------------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series C
    5.000%, 05/01/20                                      $3,295 $    3,540,477
                                                                 --------------
TOTAL WISCONSIN                                                      23,395,421
                                                                 --------------
TOTAL MUNICIPAL BONDS                                             1,674,051,343
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,678,811,022)^^                                          $1,674,051,343
                                                                 ==============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Municipal Bonds                     --    $1,674,051,343   --    $1,674,051,343
                                    --    --------------   --    --------------
TOTAL                               --    $1,674,051,343   --    $1,674,051,343
                                    ==    ==============   ==    ==============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MUNICIPAL BONDS -- (100.0%)

CALIFORNIA -- (100.0%)
Acton-Agua Dulce Unified School District
            4.500%, 08/01/23                                $   850 $   888,131
Alameda County Transportation Authority (RB)
            5.000%, 03/01/20                                  4,500   4,826,205
Anaheim Union High School District (GO)
            5.000%, 08/01/19                                    400     421,508
Bay Area Toll Authority (RB)
            4.000%, 04/01/18                                  7,725   7,759,917
            5.000%, 04/01/19                                    775     807,449
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)                     9,585   9,645,098
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/19)                     1,000   1,042,350
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)                     8,125   8,480,794
(currency)  5.625%, 04/01/44
            (Pre-refunded @ $100, 4/1/19)                    14,075  14,772,275
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21                                    500     537,350
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19                                    500     519,650
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23                                    295     344,536
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18                                    380     387,862
Beverly Hills Unified School District (GO)
            2.000%, 08/01/18                                    750     753,000
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19                                    850     886,950
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38
            (Pre-refunded @ $100, 10/1/18)                   22,630  23,403,267
(currency)  5.000%, 08/15/39
            (Pre-refunded @ $100, 8/15/19)                   11,190  11,807,017
California Health Facilities Financing Authority (RB)
  Series A
(currency)  6.000%, 07/01/39
            (Pre-refunded @ $100, 7/1/19)                     6,100   6,486,923

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
  Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded @ $100, 10/1/18)                  $ 9,650 $ 9,979,740
California Municipal Finance Authority (RB)
(currency)  5.875%, 10/01/34
            (Pre-refunded @ $100, 10/1/18)                    8,000   8,240,480
California State (GO)
            5.000%, 02/01/18                                  5,220   5,220,000
            5.000%, 02/01/18                                  1,000   1,000,000
            5.500%, 04/01/18                                 15,445  15,554,814
            5.000%, 08/01/18                                  5,540   5,644,872
            5.000%, 08/01/18                                  5,000   5,094,650
            5.000%, 08/01/18                                  2,200   2,241,646
            5.000%, 09/01/18                                    250     255,508
            5.000%, 09/01/18                                  4,500   4,599,135
            5.000%, 10/01/18                                  9,500   9,738,450
            5.000%, 10/01/18                                  5,000   5,125,500
            5.000%, 11/01/18                                  2,000   2,056,320
            5.000%, 02/01/19                                 10,940  11,347,515
            5.000%, 04/01/19                                  5,960   6,213,121
            5.500%, 04/01/19                                 10,820  11,341,740
            5.000%, 09/01/19                                  1,000   1,055,910
            5.000%, 10/01/19                                  5,340   5,653,138
            5.000%, 10/01/19                                  1,500   1,587,960
            5.000%, 10/01/19                                  5,000   5,293,200
            2.000%, 11/01/19                                  8,000   8,076,960
            5.000%, 11/01/19                                  2,955   3,135,816
            5.000%, 02/01/20                                 12,870  13,758,287
            5.000%, 04/01/20                                  3,705   3,980,837
            5.000%, 04/01/20                                    325     349,196
            5.000%, 08/01/20                                  3,985   4,324,562
            5.000%, 08/01/20                                  2,415   2,620,782
            5.000%, 09/01/20                                    700     761,411
            5.000%, 10/01/20                                  3,410   3,718,571
            5.000%, 10/01/20                                  1,610   1,755,689
            5.000%, 10/01/20                                  1,580   1,722,974
            5.000%, 11/01/20                                  8,000   8,743,840
            5.000%, 02/01/21                                    650     715,228
            5.000%, 02/01/21                                  1,575   1,733,051
            5.000%, 04/01/21                                    795     878,833
            5.000%, 08/01/21                                  8,060   8,991,333
            5.000%, 09/01/21                                  7,845   8,769,533
            5.000%, 09/01/21                                  1,570   1,755,024
            5.000%, 09/01/21                                  2,645   2,956,713
            5.000%, 10/01/21                                  5,300   5,936,636
            5.000%, 12/01/21                                  2,000   2,250,040
            5.000%, 03/01/22                                  1,075   1,215,621
            5.000%, 04/01/22                                  1,800   2,040,102
            5.000%, 08/01/22                                  2,250   2,571,210
            5.000%, 08/01/22                                    785     897,067

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
            5.250%, 09/01/22                                $ 5,750 $ 6,645,792
            5.250%, 10/01/22                                    500     579,010
California State (GO) Series A
(currency)  5.250%, 07/01/21
            (Pre-refunded @ $100, 7/1/19)                     4,930   5,198,291
(currency)  5.250%, 07/01/21
            (Pre-refunded @ $100, 7/1/19)                     2,820   2,973,464
California State (GO) Series A (ETM)
            5.000%, 07/01/19                                  6,955   7,309,288
California State (GO) Series B
            5.000%, 09/01/18                                  3,000   3,066,090
            5.000%, 09/01/20                                  3,600   3,915,828
            5.000%, 09/01/21                                    840     938,994
California State Department of Water Resources (RB) Series
  AS
            5.000%, 12/01/19                                  1,000   1,065,200
            5.000%, 12/01/22                                  3,355   3,871,334
California State Department of Water Resources (RB) Series
  AS (ETM)
            5.000%, 12/01/22                                     35      40,159
California State Department of Water Resources Power
  Supply Revenue (RB) Series F-3
(currency)  5.000%, 05/01/21
            (Pre-refunded @ $100, 5/1/18)                     5,000   5,046,900
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
            5.000%, 05/01/18                                  2,680   2,705,004
            5.000%, 05/01/19                                  6,250   6,532,687
            5.000%, 05/01/20                                  2,575   2,776,339
(currency)  5.000%, 05/01/22
            (Pre-refunded @ $100, 5/1/20)                     2,500   2,690,850
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
            5.000%, 05/01/18                                    500     504,665
            4.000%, 05/01/19                                  1,515   1,564,844
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
            5.000%, 05/01/21                                 12,855  14,262,494
California State Public Works Board (RB) Series C
(currency)  6.250%, 04/01/34
            (Pre-refunded @ $100, 4/1/19)                     2,980   3,149,055
California State Public Works Board (RB) Series G-1
(currency)  5.750%, 10/01/30
            (Pre-refunded @ $100, 10/1/19)                    5,735   6,145,741

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21                                $ 1,050 $ 1,172,966
California State Public Works Board (RB) Series I-1
(currency)  6.125%, 11/01/29
            (Pre-refunded @ $100, 11/1/19)                    5,700   6,164,151
California State University (RB) Series A
            5.000%, 11/01/18                                    150     154,134
            5.000%, 11/01/18                                  1,000   1,027,560
            5.000%, 11/01/18                                    555     570,296
            5.000%, 11/01/19                                  3,660   3,884,578
            5.000%, 11/01/19                                  1,000   1,061,360
            5.000%, 11/01/21                                  2,595   2,916,624
(currency)  5.250%, 11/01/34
            (Pre-refunded @ $100, 5/1/19)                     9,275   9,718,345
(currency)  6.000%, 11/01/40
            (Pre-refunded @ $100, 5/1/19)                     2,000   2,115,360
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 05/15/40
            (Pre-refunded @ $100, 5/15/18)                   11,435  11,588,343
(currency)  6.000%, 07/01/40
            (Pre-refunded @ $100, 1/1/19)                     6,135   6,391,443
(currency)  6.125%, 07/01/46
            (Pre-refunded @ $100, 1/1/19)                     2,570   2,680,330
California Statewide Communities Dev. Authority (RB) (CA
  MTG INS)
(currency)  5.750%, 08/15/38
            (Pre-refunded @ $100, 8/15/18)                    3,000   3,071,250
California Statewide Communities Dev. Authority (RB) (FHA
  INS)
(currency)  6.625%, 08/01/29
            (Pre-refunded @ $100, 8/1/19)                     2,225   2,394,589
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19                                  1,160   1,190,009
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22                                  3,050   3,356,647
Chabot-Las Positas Community College District (GO) Series A
            3.000%, 08/01/18                                    500     504,575
City & County of San Francisco (GO) Series A
            4.000%, 06/15/18                                    620     626,442
            4.750%, 06/15/19                                    650     680,329
            5.000%, 06/15/20                                    750     811,598
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20                                    865     936,042

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
            5.000%, 06/15/21                                $   250 $   278,293
City of Berkeley (RN)
            3.000%, 07/19/18                                  9,000   9,074,070
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19                                    815     853,321
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18                                 16,960  17,458,285
City of Los Angeles (GO) Series A
            5.000%, 09/01/20                                  9,400  10,232,088
City of Los Angeles (GO) Series B
            5.000%, 09/01/18                                  7,000   7,152,950
            5.000%, 09/01/21                                  1,250   1,398,700
City of Los Angeles (RN)
            5.000%, 06/28/18                                 19,610  19,910,817
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency)  5.250%, 05/15/38
            (Pre-refunded @ $100, 5/15/18)                   28,500  28,825,470
City of Los Angeles Solid Waste Resources Revenue (RB)
  Series B
            5.000%, 02/01/18                                  1,015   1,015,000
City of Los Angeles Wastewater System Revenue (RB) Series A
(currency)  5.375%, 06/01/39
            (Pre-refunded @ $100, 6/1/19)                    17,000  17,901,340
City of Los Angeles Wastewater System Revenue (RB) Series B
            5.000%, 06/01/21                                  1,400   1,555,680
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22                                    385     437,302
City of Sacramento Unified School District (GO)
            5.000%, 07/01/24                                  1,375   1,622,129
City of San Francisco Public Utilities Commission
  Wastewater Revenue (RB) Series A
            5.000%, 10/01/18                                    800     819,864
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            5.000%, 11/01/19                                  5,920   6,287,514
            5.000%, 11/01/20                                  3,825   4,183,900
            5.000%, 11/01/21                                  1,800   2,023,092
            4.000%, 11/01/22                                  3,000   3,316,230
            5.000%, 11/01/22                                    500     575,425
            5.000%, 11/01/23                                  1,835   2,154,198

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
(currency)  5.125%, 11/01/39
            (Pre-refunded @ $100, 11/1/19)                  $ 9,000 $ 9,578,070
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21                                    760     849,566
City of Torrance (RN)
            2.000%, 07/05/18                                 13,000  13,042,380
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19                                    200     205,372
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20                                  1,000   1,059,280
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18                                    700     709,443
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18                                    705     722,505
            5.000%, 10/01/19                                  1,345   1,425,028
Contra Costa Water District (RB) Series U
            3.000%, 10/01/18                                    450     455,247
            5.000%, 10/01/19                                    350     370,825
Desert Community College District (GO)
            5.000%, 08/01/21                                    665     742,566
Desert Sands Unified School District (GO)
            4.000%, 08/01/18                                  1,375   1,393,686
Dixon Unified School District (GO)
            2.000%, 08/01/18                                    735     737,830
Dublin Unified School District (GO)
            5.000%, 02/01/19                                 11,775  12,211,264
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21                                    210     227,850
East Side Union High School District (GO)
            2.000%, 08/01/18                                  1,215   1,219,860
            2.000%, 08/01/20                                  1,055   1,068,399
East Side Union High School District (GO) Series B
            3.000%, 08/01/19                                  4,000   4,098,680
East Whittier City School District (GO) Series A
            2.000%, 08/01/18                                  1,000   1,003,850

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Eastern Municipal Water District (CP) Series H
(currency)  5.000%, 07/01/33
            (Pre-refunded @ $100, 7/1/18)                     $3,495 $3,549,627
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20                                     780    824,663
Fontana Unified School District (GO)
            5.000%, 08/01/18                                   3,140  3,198,655
            5.000%, 08/01/19                                   1,285  1,354,094
            4.000%, 08/01/20                                   3,620  3,841,001
            4.000%, 08/01/21                                     530    573,471
Foothill-De Anza Community College District (GO)
            4.000%, 08/01/19                                     550    571,280
Fort Bragg Unified School District (GO) (AGM)
(currency)  5.500%, 08/01/31
            (Pre-refunded @ $100, 8/1/19)                        500    530,190
Fremont Unified School District/ Alameda County (GO)
            5.000%, 08/01/18                                     750    763,898
Fremont Union High School District (GO)
            5.000%, 08/01/20                                   1,000  1,086,500
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/23                                   1,900  2,115,745
Glendora Unified School District (GO)
            4.000%, 08/01/18                                     890    902,140
Grossmont Union High School District (GO)
            4.000%, 08/01/20                                   2,420  2,568,975
Kern County (CP) Series A (AGC)
(currency)  5.750%, 08/01/35
            (Pre-refunded @ $100, 2/1/19)                        520    542,641
Lindsay Unified School District (GO) Series A (AGC)
(currency)  5.500%, 08/01/33
            (Pre-refunded @ $100, 8/1/18)                      1,510  1,541,408
Livermore Valley Joint Unified School District (GO)
            5.000%, 08/01/20                                     800    868,376
Los Altos Elementary School District (GO)
            5.000%, 08/01/19                                     975  1,027,874
            4.000%, 08/01/21                                   1,550  1,679,332
Los Angeles Community College District (GO)
            5.000%, 08/01/21                                   2,890  3,228,130

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO) Series A
            5.000%, 08/01/20                                $10,000 $10,862,400
            5.000%, 08/01/21                                  1,875   2,094,375
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/20                                  1,025   1,113,396
Los Angeles Community College District (GO) Series F-1
(currency)  5.000%, 08/01/33
            (Pre-refunded @ $100, 8/1/18)                     3,375   3,432,611
Los Angeles Community College District (GO) Series G
            5.000%, 08/01/23                                  3,350   3,912,532
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
            5.000%, 07/01/18                                  4,650   4,723,051
            5.000%, 07/01/19                                  4,000   4,206,040
            5.000%, 07/01/20                                  3,085   3,343,060
Los Angeles County Metropolitan Transportation Authority
  (RB) Series B
            5.000%, 07/01/18                                  2,040   2,072,048
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
            5.000%, 07/01/21                                  1,400   1,559,488
Los Angeles Department of Water (RB) Series B
            5.000%, 07/01/19                                  1,000   1,051,220
Los Angeles Department of Water & Power (RB) Series A
            5.000%, 07/01/18                                  2,375   2,412,121
            5.000%, 07/01/18                                    125     126,954
            5.000%, 07/01/19                                  2,250   2,365,245
            5.000%, 07/01/19                                  4,230   4,446,661
            5.000%, 07/01/21                                  2,000   2,227,140
            5.000%, 07/01/21                                  1,750   1,948,747
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19                                  3,590   3,773,377
Los Angeles Unified School District (GO) Series A
            4.000%, 07/01/18                                  1,000   1,011,470
            5.000%, 07/01/19                                  4,560   4,792,925
            5.000%, 07/01/21                                  3,500   3,902,430
Los Angeles Unified School District (GO) Series A-1
            5.000%, 07/01/18                                    500     507,795
Los Angeles Unified School District (GO) Series A-2
            5.000%, 07/01/21                                  2,200   2,452,956

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series B
            5.000%, 07/01/22                                  $1,350 $1,542,983
Los Angeles Unified School District (GO) Series C
            5.000%, 07/01/20                                   1,895  2,053,990
            5.000%, 07/01/22                                   5,560  6,354,802
            5.000%, 07/01/23                                   2,000  2,335,440
Los Angeles Unified School District (GO) Series KRY
            5.000%, 07/01/19                                   3,390  3,563,161
Los Rios Community College District (GO) Series C
            2.000%, 08/01/19                                   2,265  2,286,178
Los Rios Community College District (GO) Series F
            2.000%, 08/01/19                                   2,740  2,765,619
            2.000%, 08/01/20                                   2,365  2,394,846
Manhattan Beach Unified School District (GO) Series F
            4.000%, 09/01/21                                     500    542,320
Mount Diablo Unified School District (GO)
            5.000%, 02/01/19                                     500    518,525
Napa Valley Unified School District (GO) Series B
            3.000%, 08/01/18                                   1,000  1,008,650
New Haven Unified School District (GO)
            2.000%, 08/01/18                                     730    732,884
New Haven Unified School District (GO) (AGM)
            4.000%, 08/01/19                                   1,430  1,486,199
New Haven Unified School District (GO) Series B (BAM)
            5.000%, 08/01/21                                   3,100  3,459,352
Newhall School District (GO)
            --%, 08/01/18                                      6,995  6,947,014
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/19                                   1,000  1,052,700
Oceanside Community Facilities District (ST)
(currency)  6.250%, 09/01/38
            (Pre-refunded @ $100, 9/1/18)                      2,325  2,390,635
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24                                   5,295  6,224,537
Padre Dam Municipal Water District (CP) Series A
(currency)  5.250%, 10/01/34
            (Pre-refunded @ $100, 10/1/19)                     6,100  6,481,677

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Palm Springs Unified School District (GO) Series D
            2.000%, 08/01/18                                $ 3,360 $ 3,373,272
            3.000%, 08/01/20                                  2,185   2,265,037
Palomar Community College District (GO)
            5.000%, 05/01/23                                    715     831,002
Pasadena Unified School District (GO)
            5.000%, 05/01/20                                    550     592,367
Peralta Community College District (GO)
            5.000%, 08/01/18                                  1,000   1,018,880
            5.000%, 08/01/19                                  2,220   2,339,369
Peralta Community College District (GO) Series B
            5.000%, 08/01/22                                  1,845   2,107,543
Poway Unified School District (GO)
            3.250%, 08/01/18                                  1,350   1,363,541
Riverside County (RN)
            2.000%, 06/29/18                                 17,700  17,756,994
Rowland Unified School District (GO) Series B
            5.000%, 08/01/18                                    525     534,886
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21                                    750     838,418
San Diego County Regional Transportation Commission (RB)
  Series A
            4.000%, 04/01/18                                    425     426,972
            5.000%, 04/01/18                                  1,285   1,293,057
San Diego County Water Authority Financing Corp. (CP)
  Series 2008 A-COPS (AGM)
(currency)  5.000%, 05/01/28
            (Pre-refunded @ $100, 5/1/18)                     5,810   5,864,498
(currency)  5.000%, 05/01/38
            (Pre-refunded @ $100, 5/1/18)                     1,500   1,514,070
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20                                  1,385   1,492,656
            5.000%, 05/01/21                                    550     609,670
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22                                  4,425   5,033,924
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
            5.000%, 05/15/18                                    350     353,801
(currency)  5.000%, 05/15/22
            (Pre-refunded @ $100, 5/15/19)                    1,695   1,774,258

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
(currency)  5.250%, 05/15/24
            (Pre-refunded @ $100, 5/15/20)                  $ 1,235 $ 1,339,246
(currency)  5.250%, 05/15/39
            (Pre-refunded @ $100, 5/15/19)                    3,500   3,674,755
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
            5.000%, 05/15/18                                  3,650   3,689,639
(currency)  5.000%, 05/15/20
            (Pre-refunded @ $100, 5/15/19)                    2,400   2,512,224
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A (ETM)
            5.000%, 08/01/18                                  1,260   1,283,411
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series B
(currency)  5.000%, 08/01/20
            (Pre-refunded @ $100, 8/1/19)                     1,045   1,100,385
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23                                  2,000   2,330,940
San Diego Unified School District (RAN) Series A
            3.000%, 06/29/18                                 15,730  15,845,301
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19                                    300     311,382
San Francisco Bay Area Rapid Transit District (RB)
            4.000%, 07/01/18                                  1,000   1,011,310
San Francisco Community College District (GO)
            5.000%, 06/15/18                                  6,000   6,084,600
            5.000%, 06/15/19                                  1,625   1,705,633
            5.000%, 06/15/20                                  1,400   1,513,960
            5.000%, 06/15/22                                  2,000   2,279,480
San Francisco Community College District (GO) Series C
            4.000%, 06/15/18                                    485     490,059
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/20                                  5,000   5,152,000
San Francisco Unified School District (GO)
            5.000%, 06/15/18                                  5,285   5,359,730
            5.000%, 06/15/21                                  2,200   2,448,204
San Francisco Unified School District (GO) Series A
            2.000%, 06/15/18                                  6,140   6,159,157
San Francisco Unified School District (GO) Series E
            5.000%, 06/15/18                                  1,500   1,521,210

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22                                $ 1,750 $ 1,774,972
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21                                    250     279,833
San Jose Unified School District (GO) Series E
            5.000%, 08/01/18                                    400     407,512
San Juan Unified School District (GO)
            2.000%, 08/01/19                                 14,330  14,448,509
            3.000%, 08/01/22                                  1,200   1,268,868
San Leandro Unified School District (GO) Series B
            4.000%, 08/01/21                                    265     285,985
San Luis Coastal Unified School District (GO) Series B
            4.000%, 08/01/18                                  2,615   2,651,322
San Mateo County Community College District (GO)
            4.000%, 09/01/18                                    775     787,695
            4.000%, 09/01/21                                  1,310   1,421,350
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21                                  4,225   4,576,055
Santa Clara County (GO) Series B
            5.000%, 08/01/18                                  5,000   5,094,150
Santa Clara County Financing Authority (RB) Series A
            5.000%, 02/01/19                                  3,610   3,742,631
Santa Clara Valley Transportation Authority (RB) Series B
            5.000%, 04/01/18                                  8,215   8,266,508
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19                                    315     332,082
Sequoia Union High School District (RAN)
            3.000%, 06/29/18                                  7,785   7,841,986
Sonoma County (RB) Series A
            5.000%, 09/01/19                                  6,035   6,371,451
Sonoma Valley Unified School District (GO)
            2.000%, 08/01/18                                  1,200   1,204,800
            3.000%, 08/01/19                                    600     614,802
South Bay Union School District/San Diego County (GO)
  Series A (AGC)
(currency)  6.000%, 08/01/23
            (Pre-refunded @ $100, 8/1/19)                       700     747,978

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                         ------- --------------
CALIFORNIA -- (Continued)
South San Francisco Unified School District (GO)
  Series G (ETM)
            3.500%, 07/01/18                             $27,075 $   27,319,758
Southern California Public Power Authority (RB)
            5.000%, 07/01/18                               1,135      1,152,547
            5.000%, 07/01/18                               1,475      1,497,804
            5.000%, 07/01/20                               1,175      1,272,126
Southwestern Community College District (GO)
            5.000%, 08/01/19                               2,230      2,349,216
State Helena Unified School District (GO)
            4.000%, 08/01/18                                 750        760,605
Tustin Unified School District (GO) Series B
(currency)  6.000%, 08/01/36
            (Pre-refunded @ $100, 8/1/20)                  1,500      1,725,270
Union Elementary School District (GO) Series A
            3.000%, 09/01/18                               1,130      1,141,729
University of California (RB) Series O
(currency)  5.750%, 05/15/25
            (Pre-refunded @ $100, 5/15/19)                 2,000      2,112,580
(currency)  5.250%, 05/15/39
            (Pre-refunded @ $100, 5/15/19)                 1,615      1,694,587
Upland Unified School District (GO) Series A (AGM)
(currency)  5.000%, 08/01/26
            (Pre-refunded @ $100, 8/1/18)                  1,450      1,476,579
Ventura County
            4.000%, 07/02/18                              35,000     35,406,350
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/18                               1,415      1,441,432
            5.000%, 08/01/20                                 820        890,085
            5.000%, 08/01/21                               2,350      2,622,412
West Contra Costa Unified School District (GO) Series A
            4.000%, 08/01/18                               2,135      2,164,335
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/21                               1,000      1,149,810
Westlands Water District (RB) Series A (AGM)
            4.000%, 09/01/20                               1,045      1,108,139
Whittier Union High School District (GO) Series C
            2.000%, 08/01/18                               1,480      1,485,920
Yolo County Washington Unified School District (GO)
            4.000%, 08/01/20                               1,000      1,057,260
                                                                 --------------
TOTAL MUNICIPAL BONDS                                             1,059,261,094
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,059,758,677)^^                                          $1,059,261,094
                                                                 ==============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Municipal Bonds                     --    $1,059,261,094   --    $1,059,261,094
                                    --    --------------   --    --------------
TOTAL                               --    $1,059,261,094   --    $1,059,261,094
                                    ==    ==============   ==    ==============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (100.0%)

CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21                                  $  240 $  259,685
Alhambra Unified School District (GO) Series A (ASSURED GTY)
            5.250%, 08/01/18                                     375    382,414
Amador County Unified School District (GO)
            4.000%, 08/01/19                                     385    399,607
Anaheim Union High School District (GO)
            5.000%, 08/01/19                                     855    900,973
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24                                     850  1,009,766
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21                                     500    539,595
            5.000%, 08/01/22                                   1,650  1,878,640
Arcadia Unified School District (GO)
            3.000%, 08/01/26                                   1,035  1,102,989
Azusa Unified School District (GO)
            4.000%, 07/01/21                                     400    432,044
            5.000%, 07/01/21                                     825    918,398
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)                      1,600  1,610,032
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)                      3,450  3,601,075
Berkeley Unified School District (GO)
            5.000%, 08/01/19                                     325    342,573
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23                                     600    700,752
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18                                     200    204,138
Beverly Hills Unified School District (GO)
            2.000%, 08/01/21                                     145    147,411
            2.000%, 08/01/22                                   2,805  2,851,058
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21                                      75     77,339
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20                                     550    563,706
California Health Facilities Financing Authority (RB) Series
  C
(currency)  6.500%, 10/01/33
            (Pre-refunded @ $100, 10/1/18)                     1,000  1,034,170

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
California Municipal Finance Authority (RB)
(currency)  5.750%, 01/01/33
            (Pre-refunded @ $100, 1/1/22)                     $  750 $  864,840
(currency)  6.000%, 01/01/42
            (Pre-refunded @ $100, 1/1/22)                      3,905  4,539,758
California State (GO)
            5.000%, 09/01/18                                     575    587,667
            5.000%, 10/01/18                                     250    256,275
            5.500%, 04/01/19                                     650    681,343
            5.000%, 09/01/19                                   1,795  1,895,358
            3.125%, 10/01/19                                     100    102,793
            5.000%, 10/01/19                                     500    529,320
            5.000%, 10/01/19                                   1,000  1,058,640
            4.000%, 11/01/19                                     135    140,940
            5.000%, 11/01/19                                     835    886,094
            5.000%, 02/01/20                                   1,200  1,282,824
            5.250%, 02/01/20                                     500    537,785
            5.000%, 04/01/20                                     900    967,005
            5.000%, 08/01/20                                   1,000  1,085,210
            5.000%, 09/01/20                                   1,000  1,087,730
            5.000%, 10/01/20                                   1,375  1,499,424
            5.000%, 10/01/20                                   4,040  4,405,580
            5.000%, 11/01/20                                     750    819,735
            4.000%, 12/01/20                                     750    801,112
            5.000%, 12/01/20                                   1,240  1,358,718
            5.000%, 02/01/21                                     700    770,245
            5.000%, 04/01/21                                     475    525,089
            5.000%, 08/01/21                                   1,750  1,952,212
            5.000%, 08/01/21                                   3,500  3,904,425
            5.000%, 09/01/21                                   3,705  4,141,634
            5.000%, 09/01/21                                     175    195,624
            5.000%, 09/01/21                                     460    514,211
            5.000%, 10/01/21                                     200    224,024
            5.000%, 02/01/22                                   2,575  2,906,299
            5.000%, 04/01/22                                     940  1,065,387
            5.000%, 08/01/22                                   1,250  1,428,450
            4.000%, 09/01/22                                     525    577,988
            5.000%, 09/01/22                                     625    715,512
            5.250%, 09/01/22                                   2,585  2,987,717
            5.000%, 10/01/22                                   1,000  1,146,860
            5.250%, 10/01/22                                   2,380  2,756,088
            5.000%, 12/01/22                                   1,245  1,433,481
            5.000%, 02/01/23                                   1,150  1,321,557
            5.000%, 09/01/23                                   1,635  1,901,211
            5.000%, 10/01/23                                     100    116,511
            5.000%, 11/01/23                                     875  1,020,959
            5.000%, 09/01/24                                   1,000  1,180,050
            5.000%, 11/01/24                                     850  1,006,051
            5.000%, 08/01/25                                   1,000  1,194,080
            5.000%, 08/01/26                                   2,500  3,014,025

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
            3.500%, 08/01/27                                  $1,350 $1,471,851
            5.000%, 08/01/27                                   4,500  5,484,105
California State (GO) Series A (ETM)
            4.400%, 07/01/18                                     410    415,396
            5.000%, 07/01/19                                   1,400  1,471,316
California State (GO) Series B
            5.000%, 09/01/21                                   1,060  1,184,921
            5.000%, 09/01/21                                   1,700  1,900,345
            5.000%, 09/01/23                                   2,285  2,657,044
California State Department of Water Resources (RB) Series AM
            5.000%, 12/01/22                                   4,105  4,736,759
California State Department of Water Resources (RB) Series AR
            5.000%, 12/01/22                                   3,210  3,704,019
            5.000%, 12/01/23                                     900  1,058,706
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/19                                     530    564,556
            5.000%, 12/01/22                                   1,485  1,713,541
            5.000%, 12/01/24                                   1,000  1,195,560
California State Department of Water Resources (RB) Series
  AS (ETM)
            5.000%, 12/01/19                                      15     15,958
            5.000%, 12/01/22                                      15     17,211
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
            5.000%, 05/01/19                                     925    966,838
            5.000%, 05/01/20                                   3,380  3,644,282
(currency)  5.000%, 05/01/22
            (Pre-refunded @ $100, 5/1/20)                        610    656,567
California State Department of Water Resources Power Supply
  Revenue (RB) Series M
            4.000%, 05/01/19                                     455    469,969
California State Department of Water Resources Power Supply
  Revenue (RB) Series O
            5.000%, 05/01/21                                   3,640  4,038,544
            5.000%, 05/01/22                                   4,590  5,222,135
California State Public Works Board (RB) (ETM)
            5.000%, 09/01/20                                   1,000  1,087,460
California State Public Works Board (RB) Series F (ETM)
            5.000%, 10/01/20                                     500    545,110
California State Public Works Board (RB) Series H (ETM)
            5.000%, 09/01/21                                   1,740  1,943,771

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
California State University (RB) Series A
            5.000%, 11/01/18                                  $2,500 $2,568,900
            5.000%, 11/01/19                                     450    477,612
            5.000%, 11/01/19                                   3,000  3,184,080
            5.000%, 11/01/20                                     685    749,274
            5.000%, 11/01/25                                   1,015  1,227,642
            5.000%, 11/01/25                                   2,000  2,412,640
California State University (RB) Series C (AGM)
            5.000%, 11/01/22                                     100    115,036
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33
            (Pre-refunded @ $100, 6/1/21)                      1,295  1,478,605
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
            4.000%, 08/01/22                                     170    186,473
Carlsbad Unified School District (GO)
            5.000%, 08/01/21                                     230    256,827
Central Marin Sanitation Agency (RB)
            4.000%, 09/01/21                                   1,425  1,545,612
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22                                     900  1,029,321
            4.000%, 08/01/23                                   1,970  2,196,964
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22                                     335    367,619
Chico Unified School District (GO) Series A-2
            4.000%, 08/01/24                                     250    281,295
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21                                     200    216,546
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22                                   1,835  2,096,120
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19                                     545    570,430
            5.000%, 06/15/20                                   1,715  1,855,853
            5.000%, 06/15/22                                   2,200  2,509,430
City & County of San Francisco (GO) Series B
            4.000%, 06/15/20                                     800    847,144
City & County of San Francisco (GO) Series C
            5.000%, 06/15/20                                     575    622,225

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series D
            5.000%, 06/15/20                                  $2,000 $2,164,260
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20                                     500    541,065
            5.000%, 06/15/21                                   2,315  2,576,989
City of Grover Beach (GO)
            5.000%, 09/01/23                                     360    420,898
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19                                     250    261,755
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18                                     500    514,690
City of Los Angeles (GO) Series A
            4.000%, 09/01/18                                     780    792,503
            5.000%, 09/01/20                                     445    484,391
City of Los Angeles (GO) Series B
            5.000%, 09/01/19                                     600    634,128
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22                                   1,000  1,135,850
City of Riverside Water Revenue (RB) Series A
            5.000%, 10/01/18                                     300    307,491
City of Sacramento Unified School District (GO)
            5.000%, 07/01/18                                     300    304,677
            5.000%, 07/01/24                                   1,800  2,123,514
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            5.000%, 11/01/21                                     865    972,208
            5.000%, 11/01/22                                   1,335  1,536,385
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series B
            5.000%, 11/01/19                                     420    446,074
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series F
(currency)  5.000%, 11/01/23
            (Pre-refunded @ $100, 11/1/20)                     1,000  1,092,420
(currency)  5.500%, 11/01/30
            (Pre-refunded @ $100, 11/1/20)                     1,000  1,105,810
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22                                     825    902,327
Colton Joint Unified School District (GO)
            5.000%, 08/01/21                                     900  1,001,727

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO)
            2.000%, 08/01/18                                  $2,350 $2,358,483
            4.000%, 08/01/18                                     115    116,551
Contra Costa CA Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23
            (Pre-refunded @ $100, 3/1/20)                        500    535,390
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18                                     220    225,463
Culver City School Facilities Financing Authority (RB) (AGM)
            5.500%, 08/01/26                                     855  1,075,607
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21                                     400    433,236
Davis Joint Unified School District (GO)
            5.000%, 08/01/18                                     420    427,804
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
            3.000%, 08/15/22                                   1,000  1,046,700
Davis Joint Unified School District Community Facilities
  District No. 2 (ST) (AGM)
            3.000%, 08/15/19                                     500    511,190
Dublin Unified School District (GO)
            5.000%, 02/01/19                                     425    440,746
            5.000%, 08/01/22                                     875  1,001,140
            5.000%, 08/01/23                                   1,665  1,944,587
East Bay Regional Park District (GO) Series A-1
            5.000%, 09/01/27                                     550    680,223
East Side Union High School District (GO)
            4.000%, 08/01/21                                     600    649,638
East Side Union High School District (GO) Series A
            3.000%, 08/01/21                                     575    603,077
East Side Union High School District (GO) Series D
            3.000%, 08/01/19                                     825    845,353
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/21                                   1,285  1,382,673
Enterprise Elementary School District (GO)
            4.000%, 09/01/19                                     500    520,485
Fallbrook Union Elementary School District (GO) Series A
            5.000%, 08/01/20                                     200    217,094

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Folsom Cordova Unified School District School Facilities
  Improvement Dist. No. 5 (GO) Series B (AGM)
    5.000%, 10/01/26                                      $  250 $  305,378
Fontana Unified School District (GO)
    5.000%, 08/01/19                                         600    632,262
    4.000%, 08/01/21                                       1,585  1,715,002
    4.000%, 08/01/22                                         875    961,782
Fountain Valley Public Finance Authority (RB) Series A
    5.000%, 07/01/24                                         250    296,585
Fresno Unified School District (GO) Series A (AGM)
    4.500%, 08/01/20                                         480    515,165
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24                                       2,615  2,942,346
Grossmont Union High School District (GO) Series A
    5.000%, 08/01/18                                         200    203,766
Hacienda La Puente Unified School District (GO) (NATL-RE)
    5.000%, 08/01/23                                         225    262,652
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18                                         200    203,228
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18                                         235    238,241
    5.000%, 08/01/20                                         725    784,551
Kern High School District (GO) (AGM)
    5.000%, 08/01/19                                         250    263,558
Kern High School District (GO) Series A
    3.000%, 08/01/20                                       3,885  4,029,250
    3.000%, 08/01/26                                         895    953,077
Kern High School District (GO) Series E
    2.000%, 08/01/19                                       1,350  1,363,365
    2.000%, 08/01/20                                       2,435  2,465,924
    3.000%, 08/01/21                                         465    487,706
Lakeside Union School District/San Diego County (GO)
    5.000%, 08/01/23                                         695    810,120
Lancaster Financing Authority (NATL) (ETM)
    5.250%, 02/01/20                                         540    578,923
Liberty Union High School District (GO)
    5.000%, 08/01/20                                         380    412,676

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
    4.000%, 08/01/21                                      $  500 $  541,365
Lompoc Unified School District (GO) (ASSURED GTY)
    5.250%, 08/01/20                                         540    589,453
Long Beach Unified School District (GO)
    5.000%, 08/01/20                                       1,500  1,628,985
Los Altos Elementary School District (GO)
    4.000%, 08/01/21                                         250    270,860
    4.000%, 08/01/21                                         470    509,217
Los Angeles Community College District (GO) Series A
    5.000%, 08/01/23                                         340    397,093
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/19                                         950  1,001,518
    5.000%, 08/01/25                                       1,240  1,494,932
    5.000%, 06/01/26                                       2,500  3,042,850
Los Angeles Community College District (GO) Series G
    5.000%, 08/01/23                                         650    759,148
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A (ETM)
    4.500%, 08/15/18                                         300    305,208
Los Angeles County Metropolitan Transportation Authority
  (RB)
    5.000%, 07/01/20                                         300    325,170
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
    5.000%, 07/01/18                                         665    675,447
    5.000%, 07/01/19                                       1,000  1,051,510
    5.000%, 07/01/20                                         830    899,429
    5.000%, 07/01/21                                         520    579,056
    5.000%, 07/01/27                                       3,165  3,908,712
Los Angeles County Metropolitan Transportation Authority
  (RB) Series B
    5.000%, 06/01/19                                         370    387,993
    5.000%, 06/01/20                                         500    540,520
    5.000%, 07/01/20                                         525    568,654
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
    5.000%, 07/01/20                                         525    568,654
Los Angeles County Public Works Financing Authority (RB)
  Series D
    5.000%, 12/01/25                                         165    198,851
Los Angeles Department of Water (RB) Series B
    5.000%, 07/01/20                                         500    541,575

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued) 5.000%, 07/01/22                $  435 $  496,187
Los Angeles Department of Water & Power (RB) Series A
    5.000%, 07/01/19                                       1,195  1,256,208
    5.000%, 07/01/20                                         600    649,890
    5.000%, 07/01/21                                       1,650  1,837,390
    5.000%, 07/01/21                                       1,000  1,113,570
    5.000%, 07/01/21                                       2,950  3,285,031
Los Angeles Department of Water & Power (RB) Series D
    4.000%, 07/01/19                                       1,000  1,037,270
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series A
    5.000%, 07/01/19                                         370    388,951
Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/20                                         790    818,938
    5.000%, 07/01/20                                         150    162,585
    5.000%, 07/01/20                                         900    975,510
    2.000%, 07/01/22                                       1,210  1,228,985
    5.000%, 07/01/22                                       1,115  1,274,389
    5.000%, 07/01/24                                         220    261,580
    5.000%, 07/01/26                                         750    913,702
Los Angeles Unified School District (GO) Series A-1
    5.000%, 07/01/21                                       1,710  1,906,616
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21                                       1,100  1,226,478
Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/22                                         500    571,475
    5.000%, 07/01/23                                       3,050  3,561,546
Los Angeles Unified School District (GO) Series I
    5.000%, 07/01/19                                         750    788,310
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/18                                         750    761,692
Los Rios Community College District (GO)
    5.000%, 08/01/19                                       2,965  3,124,428
Los Rios Community College District (GO) Series B
    5.000%, 08/01/23                                         510    595,930
Lynwood Unified School District (GO) (AGM)
    5.000%, 08/01/21                                         450    500,211
    5.000%, 08/01/22                                         485    551,309
Manhattan Beach Unified School District (GO) Series C
    3.500%, 09/01/21                                       1,185  1,264,739

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Manhattan Beach Unified School District (GO) Series E
    3.000%, 09/01/22                                      $  560 $  592,710
Merced Union High School District (GO) Series A (ASSURED
  GTY)
    4.000%, 08/01/18                                         250    253,448
Metropolitan Water District of Southern California (RB)
  Series A
    5.000%, 07/01/19                                       1,090  1,145,830
Montebello Unified School District (GO)
    5.000%, 08/01/20                                         415    448,769
Moreland School District (GO) Series B
    5.000%, 08/01/21                                         500    557,960
Moreno Valley Public Financing Authority (RB)
    5.000%, 11/01/20                                       1,470  1,602,947
Morongo Unified School District (GO)
    3.000%, 08/01/22                                         480    506,909
Mount Diablo Unified School District (GO)
    3.250%, 08/01/19                                         500    514,185
Mount Diablo Unified School District (GO) Series G
    3.000%, 08/01/24                                         800    853,040
New Haven Unified School District (GO) (ASSURED GTY)
    5.000%, 08/01/19                                          95    100,137
New Haven Unified School District (GO) (ETM) (ASSURED
  GTY)
    5.000%, 08/01/19                                          55     57,915
Northern Humboldt Union High School District (GO)
    4.000%, 08/01/26                                         220    250,721
Oak Park Unified School District (GO)
    4.000%, 08/01/22                                         445    489,135
Oakland Joint Powers Financing Authority (RB) Series B
  (ASSURED GTY)
    4.500%, 08/01/18                                         500    508,105
Oakland Unified School District/ Alameda County (GO)
    5.000%, 08/01/20                                       1,005  1,090,897
    5.000%, 08/01/22                                       1,500  1,713,450
    5.000%, 08/01/24                                         900  1,067,355
    5.000%, 08/01/26                                         575    699,654
Oakland Unified School District/ Alameda County (GO)
  (AGM)
    5.000%, 08/01/23                                         300    349,692

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
CALIFORNIA -- (Continued)
Oakland Unified School District/ Alameda County (GO)
  Series A
    5.000%, 08/01/21                                         $  610 $  680,711
    4.000%, 08/01/22                                            350    384,713
    5.000%, 08/01/22                                          3,000  3,426,900
    4.000%, 08/01/24                                            500    562,590
    5.000%, 08/01/25                                            540    649,350
Oakland Unified School District/ Alameda County (GO)
  Series C
    5.000%, 08/01/20                                            255    276,795
    5.000%, 08/01/26                                            500    608,395
Oxnard Union High School District (GO)
    4.000%, 08/01/21                                            320    346,246
    4.000%, 08/01/22                                            500    549,590
Palm Springs Unified School District (GO)
    5.000%, 08/01/19                                            500    527,035
Palomar Community College District (GO)
    5.000%, 05/01/21                                            965  1,070,339
Palomar Community College District (GO) Series D
    5.000%, 08/01/23                                            150    175,188
Palos Verdes Peninsula Unified School District (GO) Series B
    5.000%, 11/01/21                                            250    281,080
Piedmont unified School District (GO)
    3.000%, 08/01/20                                            845    876,586
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21                                            800    898,640
Porterville Unified School District Facilities Improvement
  District (GO) Series B (AGM)
    5.000%, 08/01/18                                            450    458,428
    5.000%, 08/01/19                                            325    342,524
Poway Unified School District (GO)
    5.000%, 08/01/19                                            200    210,754
Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/20                                            500    547,415
Redlands Financing Authority (RB) Series A
    5.000%, 09/01/22                                          1,290  1,478,650
Redlands Unified School District (GO)
    5.000%, 07/01/26                                            300    365,223
    5.000%, 07/01/27                                            500    616,055

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Reed Union School District (GO)
            4.000%, 08/01/27                                  $  460 $  529,340
Regents of the University of California Medical Center
  Pooled Revenue (RB) Series J
(currency)  5.000%, 05/15/33
            (Pre-refunded @ $100, 5/15/23)                       500    580,320
Riverside County Infrastructure Financing Authority (RB)
  Series A
            5.000%, 11/01/24                                   1,000  1,179,450
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22                                     525    601,314
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23                                     650    759,876
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22                                     465    532,034
San Diego County Water Authority Financing Corp (RB) Series A
(currency)  5.250%, 05/01/23
            (Pre-refunded @ $100, 11/1/19)                     1,395  1,487,600
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21                                     310    343,632
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22                                     700    796,327
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
            4.000%, 05/15/20                                   3,000  3,169,980
(currency)  5.250%, 05/15/24
            (Pre-refunded @ $100, 5/15/20)                     1,975  2,141,710
(currency)  5.375%, 05/15/34
            (Pre-refunded @ $100, 5/15/19)                       650    683,488
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
(currency)  5.500%, 05/15/23
            (Pre-refunded @ $100, 5/15/19)                       500    526,225
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
(currency)  5.000%, 08/01/23
            (Pre-refunded @ $100, 8/1/20)                      2,690  2,917,843
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21                                     600    678,288
            5.500%, 07/01/25                                   2,550  3,156,135

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series D-1 (NATL)
            5.500%, 07/01/24                                  $  190 $  231,116
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20                                     435    471,170
            5.000%, 07/01/21                                   1,705  1,899,234
            5.000%, 07/01/22                                   1,000  1,141,110
            5.000%, 07/01/23                                     300    349,641
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23                                     490    572,281
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19                                     325    337,331
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB)
(currency)  5.000%, 05/01/21
            (Pre-refunded @ $100, 5/1/20)                        540    581,224
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series D
(currency)  5.000%, 05/01/23
            (Pre-refunded @ $100, 5/3/21)                        875    970,086
San Francisco Community College District (GO)
            5.000%, 06/15/20                                   2,100  2,270,940
            5.000%, 06/15/22                                   2,070  2,359,262
            5.000%, 06/15/23                                   3,775  4,394,742
            5.000%, 06/15/24                                   1,365  1,617,689
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20                                     600    648,840
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22                                   2,000  2,104,820
San Francisco Municipal Transportation Agency (RB) Series A
            5.000%, 03/01/20                                     860    922,152
San Francisco Unified School District (GO)
            5.000%, 06/15/20                                     725    784,370
            5.000%, 06/15/21                                     230    255,949
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22                                   1,580  1,602,547
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36
            (Pre-refunded @ $100, 3/1/21)                        335    379,130

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21                                  $1,750 $1,958,827
San Juan Unified School District (GO)
            3.000%, 08/01/22                                   1,480  1,564,937
            5.000%, 08/01/22                                     800    914,952
            3.000%, 08/01/24                                     610    650,443
            3.000%, 08/01/25                                   1,475  1,572,984
            3.000%, 08/01/26                                   2,135  2,273,540
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21                                     265    295,719
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21                                   1,600  1,732,944
Santa Ana Unified School District (GO) Series A
            5.000%, 08/01/18                                     275    280,137
Santa County Clara (GO) Series C
            5.000%, 08/01/26                                     900  1,099,017
Santa Cruz City High School District (GO)
            4.000%, 08/01/22                                     715    786,886
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22                                     225    257,857
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19                                     175    183,257
South San Francisco Unified School District (GO) Series G
  (ETM)
            3.500%, 07/01/18                                   4,200  4,237,968
Southern California Public Power Authority (RB)
            5.000%, 07/01/18                                     250    253,865
            5.000%, 07/01/18                                     150    152,319
            4.000%, 07/01/19                                     575    596,097
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24                                     240    270,199
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20                                     150    162,027
Sylvan Union School District (GO) Series C
            5.000%, 08/01/26                                     405    492,800
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20                                     295    313,010
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31
            (Pre-refunded @ $100, 8/1/21)                        415    466,771

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
University of California (RB) Series G
(currency)  5.000%, 05/15/37
            (Pre-refunded @ $100, 5/15/22)                    $  305 $  346,294
Upland Unified School District (GO) Series A
            5.000%, 08/01/21                                     500    557,960
Upper Santa Clara Valley Joint Powers Authority (RB) Series
  A (ETM)
            4.000%, 08/01/21                                   1,125  1,215,675
Vista Unified School District (GO)
            5.000%, 08/01/19                                     200    210,846
Walnut Creek Elementary School District Contra Costa County
  (GO)
            4.000%, 09/01/25                                     100    113,625
West Contra Costa Unified School District (GO)
            5.000%, 08/01/21                                     430    479,846
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20                                     100    108,547
West Contra Costa Unified School District (GO) Series A
            5.000%, 08/01/24                                   1,095  1,298,615
West Contra Costa Unified School District (GO) Series A-1
            5.000%, 08/01/25                                     520    625,300
            5.000%, 08/01/26                                     545    663,151
            5.000%, 08/01/27                                     575    707,877
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/20                                   1,475  1,637,088
West Covina Unified School District (GO) (AGM)
            5.000%, 08/01/21                                     385    427,543
Western Riverside County Regional Wastewater Authority (RB)
  (ASSURED GTY)
            5.000%, 09/01/19                                     250    264,180
Westside Union School District (GO) Series A
            3.000%, 08/01/21                                     300    314,439
            4.000%, 08/01/23                                     700    779,485
Whittier Union High School District (GO) Series C
            2.000%, 08/01/19                                     645    651,385
Windsor Unified School District (GO)
            4.000%, 08/01/26                                     105    119,662
Wright Elementary School District (GO) Series A
            3.000%, 08/01/20                                     165    169,000

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
CALIFORNIA -- (Continued)
Yolo County Washington Unified School District (GO)
    4.000%, 08/01/19                                         $450  $    466,731
Yosemite Union High School District (GO) (AGM)
    4.000%, 08/01/19                                          395       409,986
Yuba Community College District (GO) Series B
    4.000%, 08/01/21                                          355       384,369
                                                                   ------------
TOTAL MUNICIPAL BONDS                                               365,986,519
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $365,075,083)^^                                              $365,986,519
                                                                   ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                     LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                     ------- ------------ ------- ------------
 Municipal Bonds                       --    $365,986,519   --    $365,986,519
                                       --    ------------   --    ------------
 TOTAL                                 --    $365,986,519   --    $365,986,519
                                       ==    ============   ==    ============

                        DFA NY MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
MUNICIPAL BONDS -- (100.0%)

NEW YORK -- (100.0%)
Albany County (GO)
    5.000%, 06/01/21                                      $  370 $  409,364
Amherst Central School District (GO) (ST AID WITHHLDG)
    3.000%, 06/15/18                                         350    352,103
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
    3.000%, 11/01/18                                         200    202,472
    2.250%, 08/15/23                                         290    296,076
Babylon Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/20                                         290    291,673
Bethpage Union Free School District (GO) (ST AID WITHHLDG)
    4.000%, 02/01/18                                         275    275,000
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19                                         100    100,834
Chappaqua Central School District (GO) (ST AID WITHHLDG)
    2.125%, 06/15/19                                         365    368,376
City of New York (GO)
    5.000%, 06/01/18                                       1,100  1,113,541
    4.000%, 08/01/18                                         500    506,745
    5.000%, 08/01/18                                         425    432,833
City of New York (GO) Series A
    5.000%, 08/01/18                                         250    254,608
    5.000%, 08/01/23                                       1,200  1,383,156
    5.000%, 08/01/24                                         620    725,797
    5.000%, 08/01/25                                         220    260,359
City of New York (GO) Series B
    5.000%, 08/01/18                                         115    117,119
    5.000%, 08/01/19                                         115    120,937
    5.000%, 08/01/21                                       1,000  1,109,070
City of New York (GO) Series B-1
    4.000%, 12/01/18                                       2,000  2,043,600
City of New York (GO) Series E
    5.000%, 08/01/18                                         195    198,594
    5.000%, 08/01/19                                       1,050  1,104,211
    5.000%, 08/01/21                                         625    693,169
City of New York (GO) Series F
    5.000%, 08/01/21                                         300    332,721
City of New York (GO) Series F-1
    5.000%, 06/01/21                                         300    331,302
City of New York (GO) Series G
    5.000%, 08/01/19                                         625    657,269
City of New York (GO) Series I-Subseries 1-I
    5.000%, 03/01/22                                         265    297,436
City of New York (GO) Series J
    5.000%, 08/01/19                                         150    157,745

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
NEW YORK -- (Continued)
City of New York (GO) Series J7
    5.000%, 08/01/20                                      $  350 $  378,479
City of Rochester (BAN) Series 3
    2.500%, 08/02/18                                         350    352,034
City of Rochester (GO) Series I
    4.000%, 10/15/21                                         675    727,947
Corning City School District (BAN) (ST AID WITHHLDG)
    2.000%, 06/21/18                                       2,050  2,055,350
Corning City School District (GO) (ST AID WITHHLDG)
    5.000%, 06/15/19                                         750    785,542
County of Columbia (GO) Series A (AGM)
    2.000%, 02/01/19                                         275    276,546
County of Onondaga (GO)
    5.000%, 05/15/19                                         115    120,166
Duanesburg Central School District (BAN)
    2.250%, 07/20/18                                         690    692,684
East Hampton Union Free School District (GO) (ST AID WITHHLDG)
    5.000%, 06/01/19                                         850    889,720
East Islip Union Free School District (GO) (ST AID WITHHLDG)
    4.000%, 07/01/19                                         240    248,532
Eastport-South Manor Central School District (GO) (ST AID
  WITHHLDG)
    4.000%, 08/01/23                                         500    551,815
Erie County (RAN)
    2.000%, 06/30/18                                         200    200,552
Haverstraw-Stony Point Central School District (GO) (ST AID
  WITHHLDG)
    3.000%, 08/15/22                                         200    209,340
    3.000%, 08/15/23                                         360    377,424
Herricks Union Free School District (GO) (ST AID WITHHLDG)
    4.000%, 06/15/21                                         150    161,813
Hilton Central School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/21                                         450    452,484
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
    2.250%, 09/01/23                                         195    197,250
Liverpool Central School District (GO) (ST AID WITHHLDG)
    4.000%, 06/15/18                                         150    151,508
Livingston County (GO)
    4.000%, 05/01/18                                         400    402,640

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
Long Island Power Authority (RB) Series A
(currency)  6.000%, 05/01/33                                  $1,000 $1,056,780
Long Island Power Authority (RB) Series A BHAC-CR (BHAC-CR)
(currency)  6.000%, 05/01/33
            (Pre-refunded @ $100, 5/1/19)                        400    422,712
Longwood Central School District Suffolk County (GO) (ST AID
  WITHHLDG)
            2.000%, 06/15/21                                   1,195  1,205,110
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21                                     855    953,684
Metropolitan Transportation Authority (RB) Series A (ETM)
            5.000%, 11/15/21                                     145    162,754
Metropolitan Transportation Authority (RB) Series B (NATL)
            5.250%, 11/15/18                                   1,285  1,324,025
Middle Country Central School District (GO) (ST AID WITHHLDG)
            2.000%, 08/15/21                                     500    505,470
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20                                     500    504,395
            5.000%, 09/15/24                                     130    153,711
Nassau County Interim Finance Authority (RB) Series A
            5.000%, 11/15/21                                     505    566,832
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/18                                     475    479,189
            4.000%, 06/01/20                                     300    316,332
New York City Transitional Finance Authority Future Tax Secured
  Revenue (RB)
(currency)  5.250%, 11/01/27                                     485    498,197
New York City Transitional Finance Authority Future Tax Secured
  Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24                                     750    756,937
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20                                     750    760,350
New York State (GO) Series A
            4.000%, 03/01/18                                     100    100,224
            5.000%, 03/01/18                                     870    872,645
New York State (GO) Series C
            5.000%, 04/15/22                                     600    680,490

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB)
(currency)  6.125%, 12/01/29
            (Pre-refunded @ $100, 12/1/18)                    $1,640 $1,703,304
(currency)  6.000%, 07/01/33                                     500    509,555
(currency)  6.250%, 12/01/37
            (Pre-refunded @ $100, 12/1/18)                     2,550  2,651,056
New York State Dormitory Authority (RB) (AGM ST INTERCEPT)
(currency)  5.250%, 08/15/20                                     360    367,394
New York State Dormitory Authority (RB) (BHAC-CR)
(currency)  5.000%, 07/01/38                                     345    350,320
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/18                                     100    100,457
            5.000%, 03/15/19                                   1,400  1,456,238
            5.000%, 07/01/20                                     395    426,474
(currency)  5.000%, 07/01/21                                     455    477,058
            5.000%, 12/15/21                                     150    168,159
            5.000%, 10/01/22                                     475    543,609
            4.000%, 12/15/22                                     100    109,819
            5.000%, 12/15/22                                     500    572,255
            5.000%, 03/15/23                                     650    747,844
            5.000%, 03/15/23                                     200    230,106
(currency)  5.500%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                        900    981,657
(currency)  5.000%, 02/15/34                                   1,600  1,658,864
New York State Dormitory Authority (RB) Series A-GROUP A
            5.000%, 03/15/19                                     270    280,846
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20                                   2,075  2,216,639
            5.000%, 02/15/22                                   1,000  1,123,200
            5.000%, 02/15/24                                     455    529,716
            5.000%, 02/15/25                                     550    647,911
(currency)  5.000%, 07/01/38
            (Pre-refunded @ $100, 7/1/18)                        400    406,084
(currency)  5.250%, 07/01/48                                   1,070  1,087,377
New York State Dormitory Authority (RB) Series B (ASSURED GTY)
(currency)  5.000%, 07/01/23
            (Pre-refunded @ $100, 7/1/18)                        450    456,750
New York State Dormitory Authority (RB) Series C
            4.000%, 03/15/18                                     200    200,676
            5.000%, 03/15/19                                     150    156,026
            5.000%, 03/15/20                                     300    321,231

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C (ST AID WITHHLDG)
(currency)  7.250%, 10/01/28                                  $  815 $  846,320
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19                                     175    177,942
            5.000%, 02/15/24                                     300    349,263
New York State Dormitory Authority (RB) Series E
            5.000%, 08/15/19                                     495    521,676
            5.000%, 03/15/20                                     850    910,154
            5.000%, 03/15/21                                   1,000  1,099,830
New York State Environmental Facilities Corp. (RB) Series A
            5.250%, 12/15/18                                     260    268,822
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18                                     350    351,600
(currency)  5.000%, 03/15/26                                     435    444,892
New York State Thruway Authority Highway & Bridge Trust Fund (RB)
  Series B
(currency)  5.000%, 04/01/22                                     415    424,943
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19                                     300    312,051
            5.000%, 03/15/20                                     560    599,631
            5.000%, 03/15/20                                     850    910,154
            5.000%, 03/15/21                                     300    329,949
            5.000%, 03/15/22                                     630    708,882
            5.000%, 03/15/25                                   1,200  1,415,940
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 03/15/21                                     360    395,939
Niagara-Wheatfield Central School District (GO) (ST AID WITHHLDG)
            3.000%, 03/15/19                                     330    335,656
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/18                                     740    744,137
            2.000%, 12/15/22                                     285    288,443
            2.000%, 12/15/23                                     550    553,954
North Tonawanda City School District (GO) (ST AID WITHHLDG)
            4.000%, 09/15/21                                     650    702,968
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
            2.500%, 07/01/23                                     520    533,005

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
Onondaga Civic Dev. Corp. (RB)
(currency)  5.125%, 07/01/31                                  $1,375 $1,445,056
Orange County
            3.000%, 08/15/20                                     665    688,049
            3.000%, 08/15/21                                     830    867,458
Penfield Central School District (GO) (ASSURED GTY) (ST AID
  WITHHLDG)
            3.750%, 06/15/19                                     350    361,063
Plainview Old Bethpage Central School District
            4.000%, 12/15/18                                     320    327,386
Port Authority of New York & New Jersey (RB) Series 189
            5.000%, 05/01/23                                     305    351,339
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 12/01/18                                     350    351,901
Ramapo Central School District (GO) (ST AID WITHHLDG)
            5.000%, 10/15/21                                     215    240,187
Riverhead Central School District (GO) (ST AID WITHHLDG)
            3.000%, 03/15/22                                     120    125,886
            2.000%, 10/15/22                                     280    283,270
Sachem Central School District (GO) (ST AID WITHHLDG)
            5.000%, 10/15/19                                     200    211,930
Schenectady County (GO)
            5.000%, 06/15/25                                     140    167,583
Sewanhaka Central High School District of Elmont (GO) (ST AID
  WITHHLDG)
            3.000%, 07/15/23                                     590    622,521
Spencerport Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21                                     500    504,395
Taconic Hills Central School District at Craryville (GO) (ST AID
  WITHHLDG)
            5.000%, 06/15/20                                     100    107,727
            4.000%, 06/15/22                                     250    271,800
Three Village Central School District Brookhaven & Smithtown (GO)
  (ST AID WITHHLDG)
            2.000%, 08/15/18                                     380    381,315
Town of Babylon (GO)
            3.000%, 07/01/25                                     375    396,731
Town of Bedford (GO) Series A
            3.000%, 03/15/21                                     455    474,019
            3.000%, 03/15/25                                     330    349,988

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
NEW YORK -- (Continued)
Town of Brookhaven (GO) Series A
    3.000%, 02/01/18                                      $  180 $  180,000
    3.000%, 03/15/22                                         650    682,415
Town of Cheektowaga (GO)
    5.000%, 07/15/23                                         265    308,105
Town of Clarence (GO)
    2.000%, 08/01/18                                         325    326,076
    2.250%, 08/01/24                                         210    212,031
Town of Hempstead (GO) Series A
    4.000%, 04/15/18                                         350    351,880
Town of Huntington (GO)
    2.000%, 12/01/23                                         220    221,085
Town of Huntington (GO) Series B
    5.000%, 11/01/20                                       2,280  2,489,418
Town of LaGrange (GO)
    4.000%, 03/01/18                                         270    270,583
    4.000%, 03/01/19                                         280    287,748
    4.000%, 03/01/20                                         220    231,268
Town of North Hempstead (GO) Series A
    3.000%, 04/01/24                                         425    450,538
Town of Orangetown (GO) Series A
    2.000%, 02/01/18                                         180    180,000
Triborough Bridge & Tunnel Authority (RB) Series A
    5.000%, 11/15/18                                         140    144,046
    5.000%, 11/15/20                                         165    180,081
Triborough Bridge & Tunnel Authority (RB) Series A-1
    5.000%, 11/15/19                                         300    318,429
Triborough Bridge & Tunnel Authority (RB) Series B
    4.000%, 11/15/18                                         250    255,278
    5.000%, 11/15/18                                       1,170  1,203,813
    5.000%, 11/15/19                                         700    743,001
    5.000%, 11/15/20                                         300    327,420
    5.000%, 11/15/22                                         190    217,476
Triborough Bridge & Tunnel Authority (RB) Series C
    4.000%, 11/15/18                                         100    102,111
Tuckahoe Union Free School District (GO) (ST AID
  WITHHLDG)
    5.000%, 07/15/19                                         145    152,372
    5.000%, 07/15/21                                         230    256,002
Ulster County (GO)
    2.000%, 11/15/22                                         240    240,871
Vestal Central School District (GO) (AGM) (ST AID
  WITHHLDG)
    3.750%, 06/15/19                                         150    154,742

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NEW YORK -- (Continued)
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 11/15/22                                       $250  $   252,970
Webster Central School District (GO) (ST AID WITHHLDG)
    5.000%, 06/15/18                                        310      314,253
West Irondequoit Central School District (GO) (ST AID
  WITHHLDG)
    4.500%, 06/15/18                                        125      126,463
West Islip Union Free School District (GO) Series A (ST
  AID WITHHLDG)
    4.000%, 10/01/18                                        500      508,555
White Plains City School District (GO) Series B (ST AID
  WITHHLDG)
    3.750%, 05/15/18                                        100      100,707
Wyoming County (GO)
    2.000%, 06/01/18                                        480      481,018
Yorktown Central School District (GO) (ST AID WITHHLDG)
    2.000%, 07/01/21                                        400      402,636
                                                                 -----------
TOTAL MUNICIPAL BONDS                                             89,597,544
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $89,629,264)^^               $89,597,544
                                                                 ===========

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                 ---------------------------------------
                 LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                 -------  ----------- ------- -----------
Municipal Bonds    --     $89,597,544   --    $89,597,544
                   --     -----------   --    -----------
TOTAL              --     $89,597,544   --    $89,597,544
                   ==     ===========   ==    ===========

                      DIMENSIONAL RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                587,431 $ 6,820,076
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                442,280   4,537,796
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                                    39,560     866,355
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                 36,012     861,398
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.                                 22,094     554,772
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                 11,511     286,162
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                 18,153     277,193
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $13,656,322)                                                        14,203,752
                                                                              -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
State Street Institutional U.S. Government Money Market Fund, 1.250%
  (Cost $138,221)                                                     138,221     138,221
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $13,794,543)^^                                                     $14,341,973
                                                                              ===========

DIMENSIONAL RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- -----------
Affiliated Investment Companies  $ 14,203,752   --      --    $14,203,752
Temporary Cash Investments            138,221   --      --        138,221
                                 ------------   --      --    -----------
TOTAL                            $14,341,973    --      --    $14,341,973
                                 ============   ==      ==    ===========

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc.                                     596,575 $13,064,997
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                          544,473  13,023,797
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                          332,696   8,353,992
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.                   173,807   4,320,850
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                          273,428   4,175,239
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.                   106,605   1,141,735
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.                   115,668   1,141,644
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $36,172,450)                                    45,222,254
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $76,364)                                76,364      76,364
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $36,248,814)^^               $45,298,618
                                                                    ===========

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
Affiliated Investment Companies       $45,222,254    --      --    $45,222,254
Temporary Cash Investments                 76,364    --      --         76,364
                                      -----------    --      --    -----------
TOTAL                                 $45,298,618    --      --    $45,298,618
                                      ===========    ==      ==    ===========

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc.                                    521,826 $11,427,980
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                         476,944  11,408,496
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                         291,277   7,313,975
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.                  152,238   3,784,636
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                         239,436   3,656,183
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.                   93,053     996,600
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.                  100,972     996,599
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $31,519,124)                                   39,584,469
                                                                   -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $121,564)                             121,564     121,564
                                                                   -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $31,640,688)^^              $39,706,033
                                                                   ===========

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $39,584,469    --      --    $39,584,469
Temporary Cash Investments           121,564    --      --        121,564
                                 -----------    --      --    -----------
TOTAL                            $39,706,033    --      --    $39,706,033
                                 ===========    ==      ==    ===========

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                       174,621 $ 3,824,191
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                        159,624   3,818,211
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                         97,492   2,448,025
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     50,974   1,267,210
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                         80,156   1,223,976
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.                  31,044     332,486
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.                  33,684     332,460
                                                                  -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $10,963,396)                                                  13,246,559
                                                                  -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $33,682)                              33,682      33,682
                                                                  -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $10,997,078)^^             $13,280,241
                                                                  ===========

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $13,246,559    --      --    $13,246,559
Temporary Cash Investments            33,682    --      --         33,682
                                 -----------    --      --    -----------
TOTAL                            $13,280,241    --      --    $13,280,241
                                 ===========    ==      ==    ===========

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- ----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Large Company Portfolio of
    Dimensional Investment Group Inc.                       127,445 $2,791,043
 Investment in U.S. Core Equity 1 Portfolio of  DFA
   Investment Dimensions Group Inc.                         116,440  2,785,254
 Investment in Large Cap International Portfolio of  DFA
   Investment Dimensions Group Inc.                         71,111   1,785,607
 Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.                    37,185     924,410
 Investment in International Core Equity Portfolio of  DFA
   Investment Dimensions Group Inc.                         58,469     892,819
 Investment in DFA Short-Term Extended Quality Portfolio
   of  DFA Investment Dimensions Group Inc.                 22,901     245,268
 Investment in DFA Two-Year Global Fixed Income Portfolio
   of  DFA Investment Dimensions Group Inc.                 24,848     245,249
                                                                    ----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
      $8,224,266)^^                                                 $9,669,650
                                                                    ==========

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                     LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                    ---------- -------- --------- ----------
Affiliated Investment Companies     $9,669,650       --        -- $9,669,650
                                    ---------- -------- --------- ----------
TOTAL                               $9,669,650       --        -- $9,669,650
                                    ========== ======== ========= ==========

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.2%)
Investment in DFA Inflation-Protected Securities Portfolio
  of  DFA Investment Dimensions Group Inc.                  255,114 $2,961,870
Investment in DFA One-Year Fixed Income Portfolio of  DFA
  Investment Dimensions Group Inc.                          102,265  1,049,243
Investment in U.S. Large Company Portfolio of  Dimensional
  Investment Group Inc.                                      15,783    345,645
Investment in U.S. Core Equity 1 Portfolio of  DFA
  Investment Dimensions Group Inc.                           14,430    345,161
Investment in Large Cap International Portfolio of  DFA
  Investment Dimensions Group Inc.                            8,922    224,029
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.                       4,664    115,937
Investment in International Core Equity Portfolio of  DFA
  Investment Dimensions Group Inc.                            7,324    111,833
                                                                    ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $4,872,704)                                                     5,153,718
                                                                    ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $42,336)                                42,336     42,336
                                                                    ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $4,915,040)^^                $5,196,054
                                                                    ==========

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------
                                  LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                 ---------- --------- -------- ----------
Affiliated Investment Companies  $5,153,718        --       -- $5,153,718
Temporary Cash Investments           42,336        --       --     42,336
                                 ---------- --------- -------- ----------
TOTAL                            $5,196,054        --       -- $5,196,054
                                 ========== ========= ======== ==========

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities
  Portfolio of  DFA Investment Dimensions Group Inc.       923,877 $10,726,214
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc.                        53,553   1,172,810
Investment in U.S. Core Equity 1 Portfolio of  DFA
  Investment Dimensions Group Inc.                          48,945   1,170,771
Investment in Large Cap International Portfolio of  DFA
  Investment Dimensions Group Inc.                          30,438     764,292
Investment in DFA LTIP Portfolio of  DFA Investment
  Dimensions Group Inc.                                     47,111     449,437
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.                     15,788     392,490
Investment in International Core Equity Portfolio of  DFA
  Investment Dimensions Group Inc.                          25,132     383,772
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $14,008,820)                                                   15,059,786
                                                                   -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $14,008,820)^^              $15,059,786
                                                                   ===========

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $15,059,786    --      --    $15,059,786
                                 -----------    --      --    -----------
TOTAL                            $15,059,786    --      --    $15,059,786
                                 ===========    ==      ==    ===========

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc. 1,983,445 $23,027,799 Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc.                                     554,052   5,285,657
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc.                        129,381   2,833,448
Investment in U.S. Core Equity 1 Portfolio of  DFA
  Investment Dimensions Group Inc.                          118,253   2,828,617
Investment in Large Cap International Portfolio of  DFA
  Investment Dimensions Group Inc.                           72,227   1,813,623
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.                      59,390     906,892
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.                      37,825     940,324
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $34,812,687)                                                    37,636,360
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $56,180)                                56,180      56,180
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $34,868,867)^^               $37,692,540
                                                                    ===========

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $37,636,360    --      --    $37,636,360
Temporary Cash Investments            56,180    --      --         56,180
                                 -----------    --      --    -----------
TOTAL                            $37,692,540    --      --    $37,692,540
                                 ===========    ==      ==    ===========

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc. 3,451,603 $40,073,114 Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc.                                   2,703,024  25,786,847
Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc.                        401,728   8,797,843
Investment in U.S. Core Equity 1 Portfolio of  DFA
  Investment Dimensions Group Inc.                          367,282   8,785,386
Investment in Large Cap International Portfolio of  DFA
  Investment Dimensions Group Inc.                          224,054   5,625,993
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.                     116,691   2,900,941
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.                     183,914   2,808,361
Investment in DFA Short-Term Extended Quality Portfolio
  of  DFA Investment Dimensions Group Inc.                   92,491     990,579
Investment in DFA Two-Year Global Fixed Income Portfolio
  of  DFA Investment Dimensions Group Inc.                  100,355     990,500
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $88,271,383)                                                    96,759,564
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $90,807)                                90,807      90,807
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $88,362,190)^^               $96,850,371
                                                                    ===========

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $96,759,564    --      --    $96,759,564
Temporary Cash Investments            90,807    --      --         90,807
                                 -----------    --      --    -----------
TOTAL                            $96,850,371    --      --    $96,850,371
                                 ===========    ==      ==    ===========

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.8%)
 Investment in DFA LTIP Portfolio of  DFA Investment
   Dimensions Group Inc.                                 4,166,757 $ 39,750,858
 Investment in DFA Inflation-Protected Securities
   Portfolio of DFA Investment Dimensions Group Inc. 1,475,257 17,127,732 Investment in U.S. Large Company Portfolio of
    Dimensional Investment Group Inc.                      694,312   15,205,441
 Investment in U.S. Core Equity 1 Portfolio of  DFA
   Investment Dimensions Group Inc.                        634,782   15,183,993
 Investment in Large Cap International Portfolio of
    DFA Investment Dimensions Group Inc.                   386,676    9,709,441
 Investment in Emerging Markets Core Equity Portfolio
   of  DFA Investment Dimensions Group Inc.                203,490    5,058,753
 Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.                   318,670    4,866,097
 Investment in DFA Two-Year Global Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc. 427,113 4,215,607 Investment in DFA Short-Term Extended Quality
   Portfolio of  DFA Investment Dimensions Group Inc.      393,247    4,211,674
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES (Cost $100,586,427)                                 115,329,596
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
 State Street Institutional U.S. Government Money
   Market Fund, 1.250%
 (Cost $205,057)                                           205,057      205,057
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%) (Cost $100,791,484)^^            $115,534,653
                                                                   ============

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies  $115,329,596   --      --    $115,329,596
Temporary Cash Investments            205,057   --      --         205,057
                                 ------------   --      --    ------------
TOTAL                            $115,534,653   --      --    $115,534,653
                                 ============   ==      ==    ============

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc.                                  3,608,320 $ 34,423,369
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                      889,808     19,486,787
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                       813,279     19,453,639
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                       496,660     12,471,141
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.                662,425      7,094,571
Investment in DFA Two-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc. 718,744 7,094,007 Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                   259,502      6,451,232
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                   408,212      6,233,400
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $96,622,093)                                   112,708,146
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $557,355)                           557,355        557,355
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $97,179,448)^^              $113,265,501
                                                                   ============

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies  $112,708,146   --      --    $112,708,146
Temporary Cash Investments            557,355   --      --         557,355
                                 ------------   --      --    ------------
TOTAL                            $113,265,501   --      --    $113,265,501
                                 ============   ==      ==    ============

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                       809,012   $17,717,361
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                        739,428    17,687,128
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                        450,828    11,320,290
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc.                                   1,013,472   9,668,519
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.                 756,262     7,464,306
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.                 696,947     7,464,304
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                    236,166     5,871,077
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                        370,964     5,664,619
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $69,556,074)                                    82,857,604
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $130,769)                            130,769       130,769
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $69,686,843)^^               $82,988,373
                                                                    ===========

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $82,857,604    --      --    $82,857,604
Temporary Cash Investments           130,769    --      --        130,769
                                 -----------    --      --    -----------
TOTAL                            $82,988,373    --      --    $82,988,373
                                 ===========    ==      ==    ===========

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.                       756,077 $16,558,088
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                        689,318  16,488,486
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.                        421,379  10,580,827
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                    220,113   5,472,010
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.                        346,296   5,287,946
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.                 484,529   5,189,309
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.                 525,724   5,188,897
                                                                  -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $52,017,457)                                  64,765,563
                                                                  -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
  Fund, 1.250% (Cost $103,978)                            103,978     103,978
                                                                  -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $52,121,435)^^             $64,869,541
                                                                  ===========

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 -----------  ------- ------- -----------
Affiliated Investment Companies  $64,765,563    --      --    $64,765,563
Temporary Cash Investments           103,978    --      --        103,978
                                 -----------    --      --    -----------
TOTAL                            $64,869,541    --      --    $64,869,541
                                 ===========    ==      ==    ===========

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
BONDS -- (91.7%)

AUSTRALIA -- (6.6%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18                                          358  $   357,622
    2.550%, 11/23/21                                        2,700    2,662,256
    2.625%, 05/19/22                                          250      245,855
Commonwealth Bank of Australia
    2.500%, 09/20/18                                          916      919,356
    2.250%, 03/13/19                                        5,000    4,994,321
##  2.750%, 03/10/22                                        7,974    7,895,514
    2.750%, 03/10/22                                          200      198,031
    3.250%, 03/31/22                                   AUD  4,800    3,894,701
    0.500%, 07/11/22                                   EUR  2,500    3,110,914
Macquarie Group, Ltd.
##  3.000%, 12/03/18                                        5,174    5,200,478
National Australia Bank, Ltd.
    2.250%, 07/01/19                                        3,500    3,490,906
    2.800%, 01/10/22                                       15,000   14,916,322
    0.875%, 01/20/22                                   EUR  1,700    2,152,110
    2.500%, 05/22/22                                        1,635    1,600,289
    0.350%, 09/07/22                                   EUR  1,600    1,973,687
Westpac Banking Corp.
    2.600%, 11/23/20                                       12,000   11,970,259
    2.100%, 05/13/21                                          461      450,873
#   2.800%, 01/11/22                                       16,749   16,676,868
    0.250%, 01/17/22                                   EUR    450      556,016
                                                                   -----------
TOTAL AUSTRALIA                                                     83,266,378
                                                                   -----------
AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
#   2.375%, 10/01/21                                        6,200    6,156,919
Republic of Austria Government Bond
##  0.0%, 09/20/22                                     EUR  4,000    4,949,393
                                                                   -----------
TOTAL AUSTRIA                                                       11,106,312
                                                                   -----------
BELGIUM -- (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20                                        1,510    1,591,904
                                                                   -----------
CANADA -- (11.2%)
Bank of Montreal
    2.375%, 01/25/19                                           24       24,034
    1.900%, 08/27/21                                        7,000    6,784,852
Bank of Nova Scotia (The)
    2.350%, 10/21/20                                       11,405   11,319,955
Canada Housing Trust No. 1
##  1.750%, 06/15/22                                   CAD  4,000    3,177,821
CPPIB Capital, Inc.
##  2.250%, 01/25/22                                        2,000    1,967,090

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
CANADA -- (Continued)
Export Development Canada
     1.375%, 10/21/21                                       5,000  $  4,790,901
Goldcorp, Inc.
     2.125%, 03/15/18                                       2,000     2,000,130
Province of British Columbia Canada
#    2.650%, 09/22/21                                       2,000     2,000,281
Province of Manitoba Canada
#    2.125%, 05/04/22                                       8,500     8,264,886
Province of Ontario Canada
     2.500%, 09/10/21                                       3,221     3,192,657
     2.400%, 02/08/22                                       6,000     5,915,489
     1.350%, 03/08/22                                  CAD  2,400     1,873,268
     3.150%, 06/02/22                                  CAD 13,000    10,888,715
Province of Quebec Canada
     3.500%, 07/29/20                                       5,000     5,116,795
     4.250%, 12/01/21                                  CAD 10,000     8,696,748
     2.375%, 01/31/22                                       6,000     5,912,779
Royal Bank of Canada
     1.800%, 07/30/18                                         980       979,309
#    1.500%, 07/29/19                                       5,000     4,936,964
#    2.350%, 10/30/20                                       6,000     5,963,301
     1.583%, 09/13/21                                  CAD  6,000     4,713,171
     1.968%, 03/02/22                                  CAD  2,300     1,821,301
     2.000%, 03/21/22                                  CAD 11,000     8,718,797
Toronto-Dominion Bank (The)
     2.625%, 09/10/18                                         715       717,459
     2.125%, 07/02/19                                       7,600     7,575,127
     2.250%, 11/05/19                                       4,979     4,960,481
     2.500%, 12/14/20                                      10,000     9,968,549
     1.994%, 03/23/22                                  CAD  3,700     2,936,506
Total Capital Canada, Ltd.
     1.125%, 03/18/22                                  EUR  5,000     6,405,633
                                                                   ------------
TOTAL CANADA                                                        141,622,999
                                                                   ------------
DENMARK -- (0.3%)
Danske Bank A.S.
###  2.750%, 09/17/20                                       3,000     3,000,534
                                                                   ------------
FINLAND -- (0.1%)
Municipality Finance P.L.C.
     2.375%, 03/15/22                                         650       641,738
                                                                   ------------
FRANCE -- (2.8%)
Airgas, Inc.
     2.375%, 02/15/20                                       4,000     3,986,018
BNP Paribas SA
     2.375%, 05/21/20                                         500       497,328
BPCE SA
     2.500%, 07/15/19                                       2,000     2,000,232
#    2.650%, 02/03/21                                       1,300     1,292,490

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
FRANCE -- (Continued)
Dexia Credit Local SA
    0.250%, 06/02/22                                  EUR    350  $   434,304
Electricite de France SA
##  2.350%, 10/13/20                                       1,000      992,142
French Republic Government Bond OAT
    3.000%, 04/25/22                                  EUR  2,500    3,497,085
    2.250%, 10/25/22                                  EUR  7,000    9,567,754
Pernod Ricard SA
##  5.750%, 04/07/21                                       5,000    5,428,739
Sanofi
#   4.000%, 03/29/21                                         290      301,647
Total Capital International SA
    2.100%, 06/19/19                                       7,000    6,988,747
                                                                  -----------
TOTAL FRANCE                                                       34,986,486
                                                                  -----------
GERMANY -- (5.0%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19                                       2,500    2,483,896
Daimler Finance North America LLC
##  2.700%, 08/03/20                                       3,085    3,082,745
Deutsche Bank AG
    2.950%, 08/20/20                                       1,900    1,891,934
Deutsche Telekom International Finance BV
    6.000%, 07/08/19                                         259      271,819
##  1.500%, 09/19/19                                       5,570    5,477,749
FMS Wertmanagement AoeR
    1.375%, 06/08/21                                       9,000    8,673,985
Kreditanstalt fuer Wiederaufbau
    1.875%, 06/30/20                                       4,000    3,956,000
#   2.750%, 09/08/20                                       2,000    2,016,320
    2.900%, 06/06/22                                  AUD  2,000    1,622,452
    --%, 12/15/22                                     EUR 20,500   25,222,677
NRW Bank
    0.0%, 08/10/22                                    EUR  3,500    4,311,782
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20                                       4,000    3,970,520
                                                                  -----------
TOTAL GERMANY                                                      62,981,879
                                                                  -----------
IRELAND -- (1.0%)
GE Capital European Funding Unlimited Co.
    0.800%, 01/21/22                                  EUR  2,400    3,015,839
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                      10,000    9,861,231
                                                                  -----------
TOTAL IRELAND                                                      12,877,070
                                                                  -----------


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
ITALY -- (0.3%)
Intesa Sanpaolo SpA
##   3.125%, 07/14/22                                       4,000  $ 3,942,913
                                                                   -----------
JAPAN -- (4.5%)
American Honda Finance Corp.
#    2.450%, 09/24/20                                       3,000    2,993,573
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##   2.300%, 03/05/20                                       3,900    3,872,151
Beam Suntory, Inc.
     1.750%, 06/15/18                                       1,431    1,428,814
Development Bank of Japan, Inc.
     1.875%, 10/03/18                                         594      592,533
Japan Finance Organization for Municipalities
     1.375%, 02/05/18                                       5,000    4,999,590
Mizuho Bank, Ltd.
###  2.700%, 10/20/20                                       1,000      997,303
Nissan Motor Acceptance Corp.
##   2.125%, 03/03/20                                       2,250    2,227,610
Nomura Holdings, Inc.
     2.750%, 03/19/19                                       1,500    1,502,514
Sumitomo Mitsui Banking Corp.
     2.450%, 01/10/19                                       2,673    2,677,472
     2.450%, 01/16/20                                       2,000    1,992,680
Sumitomo Mitsui Financial Group, Inc.
     2.058%, 07/14/21                                         400      387,929
Toyota Credit Canada, Inc.
     2.020%, 02/28/22                                  CAD  6,500    5,155,927
     2.350%, 07/18/22                                  CAD  3,000    2,402,390
Toyota Motor Credit Corp.
#    2.100%, 01/17/19                                       8,526    8,525,430
     4.500%, 06/17/20                                       1,900    1,991,057
     1.900%, 04/08/21                                      10,500   10,287,751
     2.600%, 01/11/22                                       3,000    2,978,067
     3.300%, 01/12/22                                       1,561    1,592,256
                                                                   -----------
TOTAL JAPAN                                                         56,605,047
                                                                   -----------
LUXEMBOURG -- (1.0%)
European Financial Stability Facility
     0.0%, 11/17/22                                    EUR  9,842   12,117,985
                                                                   -----------
NETHERLANDS -- (6.1%)
Bank Nederlandse Gemeenten NV
##   2.375%, 02/01/22                                      19,932   19,700,689
     2.375%, 02/01/22                                      12,000   11,860,740
     1.000%, 03/15/22                                  GBP    750    1,052,416
Cooperatieve Rabobank UA
     4.500%, 01/11/21                                       3,000    3,149,040
     2.750%, 01/10/22                                       5,000    4,979,482

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
NETHERLANDS -- (Continued)
    4.000%, 01/11/22                                   EUR  2,950  $ 4,201,431
ING Bank NV
##  2.750%, 03/22/21                                        3,000    2,992,243
LyondellBasell Industries NV
    6.000%, 11/15/21                                        1,000    1,100,491
Mylan, Inc.
    2.550%, 03/28/19                                          197      196,704
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20                                        3,000    2,953,290
Shell International Finance BV
    4.300%, 09/22/19                                            7        7,222
    2.125%, 05/11/20                                        2,200    2,182,911
    1.875%, 05/10/21                                       10,000    9,766,700
    1.750%, 09/12/21                                       11,000   10,640,482
    1.000%, 04/06/22                                   EUR  2,000    2,558,461
                                                                   -----------
TOTAL NETHERLANDS                                                   77,342,302
                                                                   -----------
NEW ZEALAND -- (0.4%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22                                   EUR    200      248,128
ASB Finance, Ltd.
    0.500%, 06/10/22                                   EUR  3,800    4,722,361
                                                                   -----------
TOTAL NEW ZEALAND                                                    4,970,489
                                                                   -----------
NORWAY -- (0.4%)
Kommunalbanken A.S.
    2.250%, 01/25/22                                        5,000    4,918,255
Statoil ASA
    1.150%, 05/15/18                                          236      235,526
                                                                   -----------
TOTAL NORWAY                                                         5,153,781
                                                                   -----------
SPAIN -- (0.9%)
Santander Holdings USA, Inc.
    2.650%, 04/17/20                                        2,000    1,993,440
Santander UK P.L.C.
    2.500%, 03/14/19                                          600      599,787
    2.375%, 03/16/20                                        4,600    4,576,149
Telefonica Emisiones SAU
    5.134%, 04/27/20                                        4,250    4,480,272
                                                                   -----------
TOTAL SPAIN                                                         11,649,648
                                                                   -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.1%)
Asian Development Bank
    2.000%, 02/16/22                                        3,000    2,934,315
European Investment Bank
    2.875%, 09/15/20                                        2,000    2,023,684
    1.625%, 12/15/20                                        3,000    2,932,128
    2.000%, 03/15/21                                        7,000    6,900,562
    1.375%, 09/15/21                                       11,500   11,031,918


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Stability Mechanism
    0.0%, 10/18/22                                     EUR  13,950 $17,190,985
International Bank for Reconstruction & Development
    1.625%, 03/09/21                                         4,000   3,900,160
International Finance Corp.
    0.875%, 06/15/18                                           215     214,321
Nordic Investment Bank
    2.125%, 02/01/22                                         5,000   4,912,370
                                                                   -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        52,040,443
                                                                   -----------
SWEDEN -- (6.4%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19                                         4,720   4,695,475
    1.000%, 09/15/21                                   SEK  10,000   1,302,034
    0.250%, 06/01/22                                   SEK 185,000  23,196,407
Nordea Bank AB
##  2.500%, 09/17/20                                         4,000   3,980,413
##  2.250%, 05/27/21                                         3,800   3,742,785
    0.300%, 06/30/22                                   EUR   1,000   1,236,929
Svensk Exportkredit AB
    1.750%, 08/28/20                                         3,000   2,943,090
Svenska Handelsbanken AB
    2.500%, 01/25/19                                           358     358,898
    1.875%, 09/07/21                                           447     432,363
    0.250%, 02/28/22                                   EUR   1,900   2,350,190
Swedbank AB
    0.300%, 09/06/22                                   EUR   3,000   3,703,769
Sweden Government Bond
    3.500%, 06/01/22                                   SEK 225,500  32,904,015
                                                                   -----------
TOTAL SWEDEN                                                        80,846,368
                                                                   -----------
SWITZERLAND -- (0.1%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20                                           425     421,773
Credit Suisse AG
    2.300%, 05/28/19                                           625     623,884
#   3.000%, 10/29/21                                           480     482,237
                                                                   -----------
TOTAL SWITZERLAND                                                    1,527,894
                                                                   -----------
UNITED KINGDOM -- (2.1%)
Aon Corp.
    5.000%, 09/30/20                                         2,710   2,861,576
AstraZeneca P.L.C.
#   2.375%, 11/16/20                                         5,071   5,051,696
Barclays P.L.C.
    2.750%, 11/08/19                                         2,000   1,999,630
#   3.250%, 01/12/21                                         1,500   1,504,866

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
BP Capital Markets P.L.C.
    4.500%, 10/01/20                                       3,750  $ 3,934,477
British Telecommunications P.L.C.
    2.350%, 02/14/19                                         700      700,604
HSBC Holdings P.L.C.
#   4.000%, 03/30/22                                         700      725,698
HSBC USA, Inc.
    2.375%, 11/13/19                                       3,281    3,271,779
Lloyds Banking Group P.L.C.
#   3.000%, 01/11/22                                       1,000      994,347
Nationwide Building Society
##  2.350%, 01/21/20                                       3,500    3,474,635
Unilever Capital Corp.
    4.250%, 02/10/21                                       1,200    1,254,663
                                                                  -----------
TOTAL UNITED KINGDOM                                               25,773,971
                                                                  -----------
UNITED STATES -- (37.4%)
Abbott Laboratories
#   4.125%, 05/27/20                                       4,000    4,127,307
#   2.800%, 09/15/20                                       3,500    3,508,374
AbbVie, Inc.
#   2.500%, 05/14/20                                       6,000    5,978,864
Aetna, Inc.
    2.200%, 03/15/19                                         340      339,115
Aflac, Inc.
    2.400%, 03/16/20                                         315      314,654
Alphabet, Inc.
    3.625%, 05/19/21                                       3,500    3,633,147
Altria Group, Inc.
    4.750%, 05/05/21                                         500      530,942
Amazon.com, Inc.
#   2.600%, 12/05/19                                       2,700    2,714,550
American Express Credit Corp.
    2.375%, 05/26/20                                         800      795,600
American International Group, Inc.
    2.300%, 07/16/19                                       2,062    2,055,009
    3.375%, 08/15/20                                       3,000    3,043,974
#   3.300%, 03/01/21                                         500      505,740
Ameriprise Financial, Inc.
    5.300%, 03/15/20                                       1,000    1,055,415
Amgen, Inc.
    2.200%, 05/22/19                                       4,311    4,299,266
Amphenol Corp.
#   2.550%, 01/30/19                                       3,800    3,810,862
Apple, Inc.
    2.250%, 02/23/21                                       5,000    4,950,848
    2.500%, 02/09/22                                       7,828    7,753,083
#   2.300%, 05/11/22                                       7,500    7,350,514
    2.700%, 05/13/22                                       4,362    4,342,266
#   2.100%, 09/12/22                                       5,000    4,843,213


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Assurant, Inc.
    2.500%, 03/15/18                                         715  $   715,558
AT&T, Inc.
    5.800%, 02/15/19                                       2,444    2,529,708
#   2.450%, 06/30/20                                       1,331    1,322,658
    4.600%, 02/15/21                                       1,000    1,046,031
AutoZone, Inc.
#   3.700%, 04/15/22                                         750      766,085
Bank of America Corp.
    2.600%, 01/15/19                                         730      733,132
#   2.625%, 10/19/20                                       2,500    2,497,603
Bank of New York Mellon Corp. (The)
    4.600%, 01/15/20                                       1,200    1,248,427
    2.150%, 02/24/20                                       1,200    1,192,200
BB&T Corp.
    6.850%, 04/30/19                                       2,000    2,108,518
    2.050%, 05/10/21                                         731      713,881
Becton Dickinson and Co.
    3.250%, 11/12/20                                       3,250    3,274,297
    3.125%, 11/08/21                                       3,000    2,986,146
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                       5,661    5,642,446
Biogen, Inc.
    2.900%, 09/15/20                                       1,500    1,507,619
BlackRock, Inc.
    5.000%, 12/10/19                                       2,000    2,096,076
Boston Scientific Corp.
    2.650%, 10/01/18                                       2,000    2,006,166
    6.000%, 01/15/20                                         500      531,104
Bristol-Myers Squibb Co.
    1.750%, 03/01/19                                         500      497,629
Buckeye Partners L.P.
    2.650%, 11/15/18                                         261      261,538
Capital One Bank USA NA
    2.300%, 06/05/19                                       2,000    1,992,767
Caterpillar Financial Services Corp.
    1.700%, 08/09/21                                       1,000      968,037
CBS Corp.
#   2.300%, 08/15/19                                       2,000    1,993,382
Charles Schwab Corp. (The)
    2.200%, 07/25/18                                         372      372,212
Chevron Corp.
    2.427%, 06/24/20                                       3,010    3,010,565
#   2.419%, 11/17/20                                      14,000   13,992,272
    2.100%, 05/16/21                                       1,375    1,353,133
    2.498%, 03/03/22                                      12,400   12,275,793
Cisco Systems, Inc.
    4.450%, 01/15/20                                       4,940    5,135,274
    2.450%, 06/15/20                                       4,400    4,395,658
#   2.200%, 02/28/21                                       3,000    2,962,920

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
#   1.850%, 09/20/21                                       14,000  $13,592,369
Citigroup, Inc.
    2.500%, 09/26/18                                          501      501,984
#   2.050%, 06/07/19                                        3,000    2,982,042
#   2.400%, 02/18/20                                        3,000    2,985,579
CNA Financial Corp.
    5.750%, 08/15/21                                          880      953,529
Coca-Cola Co. (The)
    2.450%, 11/01/20                                        3,000    3,007,243
    1.550%, 09/01/21                                        2,500    2,419,752
    3.300%, 09/01/21                                        1,000    1,022,297
Comcast Corp.
    5.150%, 03/01/20                                        1,900    2,005,006
Comerica, Inc.
#   2.125%, 05/23/19                                        1,450    1,443,897
Constellation Brands, Inc.
    2.700%, 05/09/22                                        5,000    4,911,975
CVS Health Corp.
    2.250%, 08/12/19                                        2,500    2,489,426
#   2.125%, 06/01/21                                          500      485,356
Dollar General Corp.
    1.875%, 04/15/18                                          921      920,351
Dominion Energy, Inc.
    2.500%, 12/01/19                                        3,500    3,487,350
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19                                        1,000    1,002,702
DTE Energy Co.
    2.400%, 12/01/19                                        4,000    3,981,988
eBay, Inc.
#   2.200%, 08/01/19                                        4,346    4,327,887
EI du Pont de Nemours & Co.
    6.000%, 07/15/18                                          183      186,282
Electronic Arts, Inc.
#   3.700%, 03/01/21                                        2,000    2,053,362
Exelon Generation Co. LLC
#   2.950%, 01/15/20                                        2,600    2,613,077
    4.000%, 10/01/20                                          600      616,994
Express Scripts Holding Co.
    2.250%, 06/15/19                                        1,000      996,026
    3.900%, 02/15/22                                        1,866    1,909,837
Exxon Mobil Corp.
    1.912%, 03/06/20                                        2,400    2,376,550
    2.222%, 03/01/21                                        5,824    5,766,578
    2.397%, 03/06/22                                       10,625   10,490,363
Fidelity National Information Services, Inc.
#   2.250%, 08/15/21                                        5,000    4,878,901
Fifth Third Bank
    2.375%, 04/25/19                                          203      202,728
Ford Motor Credit Co. LLC
    5.000%, 05/15/18                                          984      992,053


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
    3.157%, 08/04/20                                        1,200  $1,204,662
    3.336%, 03/18/21                                        2,128   2,137,193
GATX Corp.
    2.500%, 07/30/19                                          200     199,294
General Electric Co.
    0.375%, 05/17/22                                   EUR  4,400   5,415,806
General Motors Financial Co., Inc.
#   3.200%, 07/06/21                                        7,200   7,203,888
Georgia Power Co.
    4.250%, 12/01/19                                          215     221,579
Gilead Sciences, Inc.
    2.550%, 09/01/20                                        1,000   1,001,360
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19                                        4,900   4,891,723
Halliburton Co.
    2.000%, 08/01/18                                        2,470   2,467,629
Harris Corp.
    2.700%, 04/27/20                                        4,500   4,487,548
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20                                        3,800   3,862,226
Home Depot, Inc. (The)
#   2.000%, 06/15/19                                          190     189,381
HP, Inc.
    4.300%, 06/01/21                                        1,567   1,631,409
Humana, Inc.
    2.625%, 10/01/19                                        3,000   3,005,422
Huntington National Bank (The)
    2.400%, 04/01/20                                        2,600   2,583,523
Indiana Michigan Power Co.
    7.000%, 03/15/19                                        2,000   2,098,390
Intercontinental Exchange, Inc.
    2.750%, 12/01/20                                          268     269,276
International Business Machines Corp.
    1.250%, 02/08/18                                          100      99,990
    1.625%, 05/15/20                                        1,390   1,365,792
Jefferies Group LLC
    5.125%, 04/13/18                                          134     134,753
JM Smucker Co. (The)
    2.500%, 03/15/20                                        3,320   3,314,502
John Deere Capital Corp.
    2.050%, 03/10/20                                        1,625   1,612,706
Johnson & Johnson
    2.250%, 03/03/22                                        1,500   1,482,350
JPMorgan Chase & Co.
#   2.350%, 01/28/19                                        3,000   3,006,212
Kellogg Co.
    4.000%, 12/15/20                                        1,000   1,036,161
KeyCorp
#   2.900%, 09/15/20                                        2,000   2,006,579

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
Kimberly-Clark Corp.
    1.900%, 05/22/19                                        2,000  $ 1,987,128
Kroger Co. (The)
#   3.400%, 04/15/22                                        1,000    1,010,782
Lam Research Corp.
    2.750%, 03/15/20                                        2,800    2,808,767
Legg Mason, Inc.
    2.700%, 07/15/19                                        3,000    3,005,295
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21                                        2,900    3,069,184
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20                                        4,225    4,189,533
Marriott International, Inc.
    6.750%, 05/15/18                                          367      371,911
    3.000%, 03/01/19                                        2,960    2,973,035
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20                                        2,000    1,991,241
    2.750%, 01/30/22                                        1,500    1,487,362
MasterCard, Inc.
    2.000%, 04/01/19                                        1,365    1,362,120
Mattel, Inc.
    2.350%, 05/06/19                                        2,129    2,097,065
Maxim Integrated Products, Inc.
    2.500%, 11/15/18                                        1,780    1,784,241
McDonald's Corp.
    5.350%, 03/01/18                                          286      286,713
McKesson Corp.
    1.400%, 03/15/18                                        1,300    1,299,320
Mead Johnson Nutrition Co.
    3.000%, 11/15/20                                          700      705,449
Merck & Co., Inc.
    2.350%, 02/10/22                                        1,345    1,330,153
    2.400%, 09/15/22                                        1,500    1,477,231
Microsoft Corp.
    2.000%, 11/03/20                                        3,500    3,460,984
    1.550%, 08/08/21                                        4,000    3,862,918
    2.375%, 02/12/22                                       13,000   12,838,621
Mondelez International Holdings Netherlands BV
##  2.000%, 10/28/21                                        2,258    2,180,979
Monsanto Co.
    1.850%, 11/15/18                                        2,155    2,149,569
    2.125%, 07/15/19                                        2,550    2,538,788
Morgan Stanley
#   2.375%, 07/23/19                                        2,220    2,216,033
Nasdaq, Inc.
    5.550%, 01/15/20                                        2,484    2,620,073
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19                                        2,950    2,944,072


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
NiSource, Inc.
    6.800%, 01/15/19                                           61  $   63,513
Nordstrom, Inc.
    4.750%, 05/01/20                                          350     363,323
Nuveen Finance LLC
##  2.950%, 11/01/19                                        3,890   3,913,934
NVIDIA Corp.
    2.200%, 09/16/21                                          575     564,173
ONEOK, Inc.
#   4.250%, 02/01/22                                        3,000   3,102,300
Oracle Corp.
    1.900%, 09/15/21                                        9,000   8,762,100
    2.500%, 05/15/22                                        3,000   2,967,567
    2.500%, 10/15/22                                        2,000   1,965,474
PepsiCo, Inc.
    2.150%, 10/14/20                                        3,000   2,978,301
Pfizer, Inc.
    1.950%, 06/03/21                                        5,000   4,913,268
    0.250%, 03/06/22                                   EUR  4,000   4,963,716
PG&E Corp.
#   2.400%, 03/01/19                                        2,074   2,069,317
PNC Bank NA
    2.400%, 10/18/19                                        4,000   3,991,986
Procter & Gamble Co. (The)
    1.850%, 02/02/21                                          960     940,538
    1.700%, 11/03/21                                        5,000   4,837,227
    2.300%, 02/06/22                                          650     638,874
Progress Energy, Inc.
    4.400%, 01/15/21                                        2,150   2,233,105
Prudential Financial, Inc.
    5.375%, 06/21/20                                        3,000   3,188,578
PSEG Power LLC
    2.450%, 11/15/18                                        2,499   2,503,339
QUALCOMM, Inc.
    2.250%, 05/20/20                                        3,000   2,974,000
Quest Diagnostics, Inc.
    2.700%, 04/01/19                                        1,300   1,300,824
    2.500%, 03/30/20                                        3,630   3,613,845
Roper Technologies, Inc.
    2.050%, 10/01/18                                          135     134,830
Ryder System, Inc.
    2.500%, 03/01/18                                          250     249,999
    2.350%, 02/26/19                                        2,000   1,996,218
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19                                        2,369   2,360,649
Sempra Energy
    2.850%, 11/15/20                                        5,000   5,017,296
Southern Power Co.
    2.500%, 12/15/21                                          539     529,318

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Southwest Airlines Co.
    2.750%, 11/06/19                                         426  $  427,438
State Street Corp.
    4.375%, 03/07/21                                       2,000   2,104,519
Stryker Corp.
    2.625%, 03/15/21                                       2,378   2,366,767
SunTrust Banks, Inc.
    2.900%, 03/03/21                                       3,000   3,004,375
Sysco Corp.
    2.600%, 10/01/20                                       3,970   3,975,995
Target Corp.
#   2.300%, 06/26/19                                         515     515,442
Time Warner, Inc.
    2.100%, 06/01/19                                       2,000   1,988,991
Total System Services, Inc.
    2.375%, 06/01/18                                       1,701   1,702,614
Tupperware Brands Corp.
#   4.750%, 06/01/21                                       2,000   2,087,834
Tyson Foods, Inc.
    2.650%, 08/15/19                                       1,940   1,945,770
U.S. Bancorp
    2.200%, 04/25/19                                          66      65,956
UnitedHealth Group, Inc.
    2.300%, 12/15/19                                       1,400   1,395,861
    2.700%, 07/15/20                                         439     441,113
    2.125%, 03/15/21                                       2,000   1,970,421
US Bank NA
    1.400%, 04/26/19                                       3,400   3,365,044
Viacom, Inc.
    3.875%, 12/15/21                                       2,740   2,807,536
Walgreen Co.
    5.250%, 01/15/19                                           8       8,214
Walgreens Boots Alliance, Inc.
#   2.700%, 11/18/19                                       2,000   2,003,460

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                       --------- --------------
UNITED STATES -- (Continued)
Wells Fargo & Co.
       2.125%, 04/22/19                                    2,170 $    2,164,280
       2.150%, 01/30/20                                    1,500      1,488,516
WestRock RKT Co.
       4.450%, 03/01/19                                      595        606,334
Wyndham Worldwide Corp.
       2.500%, 03/01/18                                    1,805      1,804,640
Xilinx, Inc.
       2.125%, 03/15/19                                      766        762,566
                                                                 --------------
TOTAL UNITED STATES                                                 470,804,281
                                                                 --------------
TOTAL BONDS                                                       1,154,850,422
                                                                 --------------
AGENCY OBLIGATIONS -- (2.8%)
Federal Home Loan Mortgage Corporation
       2.375%, 01/13/22                                    4,000      3,991,444
Federal National Mortgage Association
#      1.875%, 12/28/20                                   22,000     21,724,626
       1.250%, 05/06/21                                    4,000      3,860,816
       1.875%, 04/05/22                                    6,000      5,849,856
                                                                 --------------
TOTAL AGENCY OBLIGATIONS                                             35,426,742
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (0.3%)
Treasury Inflation Protected Security
^^^++  0.125%, 04/15/22                                    4,000      3,998,451
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,194,275,615
                                                                 --------------

                                                        SHARES
                                                       ---------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@   DFA Short Term Investment Fund                  5,708,109     66,048,525
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,262,388,916)^^                                          $1,260,324,140
                                                                 ==============

At January 31, 2018, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                     UNREALIZED
                                                                      FOREIGN
                                                                      EXCHANGE
                                                       SETTLEMENT   APPRECIATION
  CURRENCY PURCHASED CURRENCY SOLD    COUNTERPARTY        DATE     (DEPRECIATION)
  ------------------ -------------- ----------------- ------------ --------------
  USD   $18,088,530  EUR 14,506,845 Citibank, N.A.        04/04/18    $ 3,673
  USD   5,551,648    AUD  6,875,075 Barclays Capital      04/24/18     12,595
                                                                      -------
                                                         TOTAL
                                                      APPRECIATION    $16,268

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

 USD $23,765,752 CAD  29,755,506 Barclays Capital       02/06/18  $  (427,121)
 USD 56,848,673  SEK 462,399,376 Barclays Capital       03/27/18   (2,047,092)
 USD 6,212,162   EUR   5,118,298 Citibank, N.A.         04/04/18     (168,528)
 USD 13,965,728  EUR  11,367,737 Citibank, N.A.         04/04/18     (205,782)
 USD 1,015,081   GBP     747,974 Citibank, N.A.         04/09/18      (49,706)
 USD 84,853,582  EUR  69,103,639 Citibank, N.A.         04/16/18   (1,363,115)
 USD 26,587,135  CAD  32,776,708 Citibank, N.A.         04/23/18      (86,154)
                                                                  -----------
                                                       TOTAL
                                                   (DEPRECIATION) $(4,347,498)
                                                                  -----------
                                                       TOTAL
                                                    APPRECIATION
                                                   (DEPRECIATION) $(4,331,230)
                                                                  ===========

At January 31, 2018, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Interest Rate Swaps:

                                   PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                     PAYMENTS MADE RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
COUNTERPARTY           BY FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
------------         ------------  -------- --------- -------------- ---------- -------- -------- -----------  --------------
Bank of America
  Corp.              2.282%  Fixed   CPI              USD 40,000,000  02/08/20     --       --    $  (192,702)  $  (192,702)
Bank of America
  Corp.              2.225%  Fixed   CPI              USD 29,000,000  03/01/20     --       --       (106,998)     (106,998)
Bank of America
  Corp.              2.208%  Fixed          Maturity  USD 26,000,000  02/01/23     --       --             86            86
Bank of America
  Corp.              2.204%  Fixed   CPI              USD 44,000,000  02/16/19     --       --       (150,138)     (150,138)
Bank of America
  Corp.              1.832%  Fixed   CPI              USD 40,000,000  11/08/20     --       --        571,347       571,347
Bank of America
  Corp.              1.633%  Fixed   CPI              USD 27,000,000  04/14/21     --       --        756,999       756,999
Bank of America
  Corp.              1.525%  Fixed   CPI              USD 43,000,000  08/31/21     --       --      1,314,088     1,314,088
Bank of America
  Corp.              1.435%  Fixed   CPI              USD 30,000,000  10/30/20     --       --        797,375       797,375
Citibank, N.A.       2.182%  Fixed          Maturity  USD 23,000,000  01/19/23     --       --         37,161        37,161
Citibank, N.A.       2.149%  Fixed          Maturity  USD 38,000,000  01/23/21     --       --          6,467         6,467
Citibank, N.A.       2.144%  Fixed   CPI              USD 44,000,000  01/11/21     --       --          9,500         9,500
Citibank, N.A.       2.041%  Fixed   CPI              USD 24,000,000  10/17/22     --       --        299,526       299,526
Citibank, N.A.       2.036%  Fixed          Maturity  USD 36,000,000  11/21/22     --       --        343,720       343,720
Citibank, N.A.       2.009%  Fixed   CPI              USD 42,000,000  10/23/22     --       --        580,580       580,580
Citibank, N.A.       1.970%  Fixed   CPI              USD 23,000,000  11/16/19     --       --        140,693       140,693
Citibank, N.A.       1.879%  Fixed   CPI              USD 54,000,000  07/26/21     --       --        762,643       762,643
Citibank, N.A.       1.849%  Fixed   CPI              USD 20,000,000  10/27/21     --       --        356,148       356,148
Citibank, N.A.       1.655%  Fixed   CPI              USD 40,000,000  07/20/20     --       --        820,187       820,187
Citibank, N.A.       1.623%  Fixed   CPI              USD 38,000,000  06/20/20     --       --        895,818       895,818
Credit Suisse        1.837%  Fixed   CPI              USD 42,000,000  04/28/19     --       --        146,811       146,811
Credit Suisse        1.735%  Fixed   CPI              USD 33,000,000  03/05/19     --       --         36,554        36,554
Deutsche Bank AG     2.125%  Fixed          Maturity  USD 20,000,000  01/04/23     --       --         96,363        96,363
Deutsche Bank AG     2.035%  Fixed          Maturity  USD 22,000,000  12/11/22     --       --        190,955       190,955
Deutsche Bank AG     1.938%  Fixed   CPI              USD 25,000,000  09/08/22     --       --        423,440       423,440
Deutsche Bank AG,
  London Branch      2.242%  Fixed   CPI              USD 26,000,000  06/12/19     --       --     (1,023,330)   (1,023,330)
Deutsche Bank AG,
  London Branch      2.145%  Fixed   CPI              USD 25,000,000  03/17/20     --       --        (66,963)      (66,963)
Deutsche Bank AG,
  London Branch      2.135%  Fixed   CPI              USD 30,000,000  04/05/21     --       --        (65,168)      (65,168)
Deutsche Bank AG,
  London Branch      1.990%  Fixed   CPI              USD 45,000,000  06/05/22     --       --        494,987       494,987
Deutsche Bank AG,
  London Branch      1.983%  Fixed   CPI              USD 32,000,000  05/12/22     --       --        277,870       277,870
Deutsche Bank AG,
  London Branch      1.860%  Fixed   CPI              USD 60,000,000  06/30/20     --       --        553,699       553,699
Deutsche Bank AG,
  London Branch      1.765%  Fixed   CPI              USD 40,000,000  03/03/19     --       --        (22,382)      (22,382)
Deutsche Bank AG,
  London Branch      1.718%  Fixed   CPI              USD 36,000,000  09/27/21     --       --        842,154       842,154
Deutsche Bank AG,
  London Branch      1.670%  Fixed   CPI              USD 40,000,000  07/08/19     --       --        610,592       610,592
Deutsche Bank AG,
  London Branch      1.563%  Fixed   CPI              USD 48,000,000  07/28/19     --       --        837,324       837,324
Deutsche Bank AG,
  London Branch      1.348%  Fixed   CPI              USD 14,000,000  01/28/20     --       --        381,135       381,135
                                                                                   --       --    -----------   -----------
   TOTAL                                                                           --       --    $10,956,541   $10,956,541
                                                                                   ==       ==    ===========   ===========

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia                     --    $   83,266,378    --    $   83,266,378
    Austria                       --        11,106,312    --        11,106,312
    Belgium                       --         1,591,904    --         1,591,904
    Canada                        --       141,622,999    --       141,622,999
    Denmark                       --         3,000,534    --         3,000,534
    Finland                       --           641,738    --           641,738
    France                        --        34,986,486    --        34,986,486
    Germany                       --        62,981,879    --        62,981,879
    Ireland                       --        12,877,070    --        12,877,070
    Italy                         --         3,942,913    --         3,942,913
    Japan                         --        56,605,047    --        56,605,047
    Luxembourg                    --        12,117,985    --        12,117,985
    Netherlands                   --        77,342,302    --        77,342,302
    New Zealand                   --         4,970,489    --         4,970,489
    Norway                        --         5,153,781    --         5,153,781
    Spain                         --        11,649,648    --        11,649,648
    Supranational Organization
      Obligations                 --        52,040,443    --        52,040,443
    Sweden                        --        80,846,368    --        80,846,368
    Switzerland                   --         1,527,894    --         1,527,894
    United Kingdom                --        25,773,971    --        25,773,971
    United States                 --       470,804,281    --       470,804,281
 Agency Obligations               --        35,426,742    --        35,426,742
 U.S. Treasury Obligations        --         3,998,451    --         3,998,451
 Securities Lending Collateral    --        66,048,525    --        66,048,525
 Swap Agreements**                --        10,956,541    --        10,956,541
 Forward Currency Contracts**     --        (4,331,230)   --        (4,331,230)
                                  --    --------------    --    --------------
 TOTAL                            --    $1,266,949,451    --    $1,266,949,451
                                  ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.6%)
Alabama State (GO) Series A
     5.000%, 08/01/20                                        $2,250 $ 2,435,378
     5.000%, 08/01/23                                         2,200   2,549,426
                                                                    -----------
TOTAL ALABAMA                                                         4,984,804
                                                                    -----------
ALASKA -- (0.7%)
Borough of North Slope (GO) Series C (ETM)
     3.000%, 06/30/18                                           500     503,430
City of Anchorage (GO) Series B
     5.000%, 09/01/21                                           900     996,453
     5.000%, 09/01/23                                           600     689,124
City of Anchorage (GO) Series D
     5.000%, 09/01/23                                         2,585   2,968,976
                                                                    -----------
TOTAL ALASKA                                                          5,157,983
                                                                    -----------
ARIZONA -- (0.6%)
City of Phoenix (GO)
     4.000%, 07/01/20                                         1,500   1,584,525
City of Tempe (GO) Series C
     4.000%, 07/01/22                                         1,400   1,528,240
Maricopa County High School District No. 210-Phoenix (GO)
     3.000%, 07/01/23                                           650     682,845
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21                                           805     840,106
                                                                    -----------
TOTAL ARIZONA                                                         4,635,716
                                                                    -----------
ARKANSAS -- (1.4%)
Arkansas State (GO)
     5.000%, 04/01/21                                         2,600   2,858,076
     5.000%, 10/01/21                                         7,195   8,007,675
                                                                    -----------
TOTAL ARKANSAS                                                       10,865,751
                                                                    -----------
CALIFORNIA -- (3.0%)
California State (GO)
     5.000%, 08/01/26                                         9,000  10,850,490
     3.500%, 08/01/27                                         1,500   1,635,390
     5.000%, 08/01/27                                         4,000   4,874,760
California State (GO) Series B
     5.000%, 09/01/25                                         3,140   3,753,148
Los Angeles Unified School District (GO) Series A
     5.000%, 07/01/27                                         2,000   2,466,140
                                                                    -----------
TOTAL CALIFORNIA                                                     23,579,928
                                                                    -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
COLORADO -- (0.9%)
Boulder County (RB)
     5.000%, 07/15/18                                        $  100 $   101,646
Denver City & County School District No. 1 (GO) Series B
  (ETM) (ST AID WITHHLDG)
     4.000%, 12/01/18                                            35      35,745
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
     4.000%, 12/01/18                                           265     270,777
     5.000%, 12/01/24                                           900   1,062,738
El Paso County School District No. 20 Academy (GO) (ST
  AID WITHHLDG)
     5.000%, 12/15/21                                         1,240   1,387,151
Jefferson County School District R-1 (GO) (ST AID
  WITHHLDG)
     5.250%, 12/15/24                                         1,000   1,197,670
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
     4.000%, 12/01/23                                         2,425   2,672,350
                                                                    -----------
TOTAL COLORADO                                                        6,728,077
                                                                    -----------
CONNECTICUT -- (0.3%)
Connecticut State (GO) Series A
     5.000%, 10/15/18                                           600     614,442
     5.000%, 10/15/19                                           300     316,434
Connecticut State (GO) Series C
     5.000%, 06/01/18                                         1,000   1,011,570
                                                                    -----------
TOTAL CONNECTICUT                                                     1,942,446
                                                                    -----------
DELAWARE -- (0.6%)
New Castle County (GO)
     5.000%, 10/01/23                                         2,275   2,650,625
New Castle County (GO) Series B
     5.000%, 07/15/22                                         1,450   1,649,013
                                                                    -----------
TOTAL DELAWARE                                                        4,299,638
                                                                    -----------
DISTRICT OF COLUMBIA -- (1.6%)
District of Columbia (GO) Series A
     5.000%, 06/01/20                                         1,900   2,045,350
District of Columbia (GO) Series E
     5.000%, 06/01/21                                         2,550   2,819,560
     5.000%, 06/01/26                                         1,875   2,244,188
Washington Metropolitan Area Transit Authority (RB)
  Series A-1
     5.000%, 07/01/27                                         4,535   5,463,768
                                                                    -----------
TOTAL DISTRICT OF COLUMBIA                                           12,572,866
                                                                    -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
FLORIDA -- (3.1%)
Florida Department of Environmental Protection (RB)
  Series A
     5.000%, 07/01/26                                        $5,000 $ 5,976,600
Florida State (GO)
     5.000%, 07/01/21                                         2,000   2,215,860
     5.000%, 07/01/24                                           500     588,220
Florida State Board of Education (GO) Series A
     5.000%, 06/01/23                                           700     808,346
Florida State Board of Education (GO) Series B
     5.000%, 06/01/19                                           555     580,857
     5.000%, 06/01/20                                         3,300   3,554,034
     5.000%, 06/01/23                                           650     750,607
     5.000%, 06/01/25                                         3,000   3,572,430
Miami-Dade County (GO) Series A
     5.000%, 07/01/26                                         1,810   2,162,009
Miami-Dade County (GO) Series D
     5.000%, 07/01/20                                         3,520   3,798,749
                                                                    -----------
TOTAL FLORIDA                                                        24,007,712
                                                                    -----------
GEORGIA -- (3.1%)
Cobb County (GO)
     5.000%, 01/01/22                                         2,335   2,620,827
Georgia State (GO) Series A-1
     5.000%, 02/01/19                                         6,805   7,048,823
Georgia State (GO) Series C
     5.000%, 10/01/21                                         2,490   2,778,741
Georgia State (GO) Series C-1
     5.000%, 07/01/23                                         3,000   3,474,600
     5.000%, 07/01/24                                         3,200   3,770,912
Georgia State (GO) Series I
     5.000%, 07/01/20                                         2,345   2,533,608
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23                                         1,580   1,840,874
                                                                    -----------
TOTAL GEORGIA                                                        24,068,385
                                                                    -----------
HAWAII -- (0.8%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23                                         2,150   2,498,708
     5.000%, 10/01/25                                           450     537,705
Hawaii State (GO) Series EF
     5.000%, 11/01/22                                           300     341,871
Hawaii State (GO) Series EH (ETM)
     5.000%, 08/01/23                                         1,225   1,420,253
Hawaii State (GO) Series EH-2017
     5.000%, 08/01/23                                           970   1,117,498

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
HAWAII -- (Continued)
Hawaii State (GO) Series EH-2017 (ETM)
     5.000%, 08/01/23                                        $  305 $   353,614
                                                                    -----------
TOTAL HAWAII                                                          6,269,649
                                                                    -----------
IOWA -- (0.1%)
City of Ankeny (GO) Series G
     5.000%, 06/01/19                                           910     952,397
                                                                    -----------
KANSAS -- (1.5%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21                                           600     667,608
City of Lenexa (GO) Series B
     5.000%, 09/01/20                                         1,610   1,746,109
City of Wichita (GO) Series A
     5.000%, 12/01/20                                         3,000   3,271,530
Johnson County (GO) Series B
     5.000%, 09/01/22                                         1,405   1,599,157
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series A
     5.000%, 10/01/26                                         1,500   1,809,900
Kansas State Department of Transportation (RB) Series B
     5.000%, 09/01/20                                         1,975   2,140,939
Kansas State Department of Transportation (RB) Series C
     5.000%, 09/01/19                                           125     131,828
                                                                    -----------
TOTAL KANSAS                                                         11,367,071
                                                                    -----------
KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
     5.000%, 12/01/22                                         1,500   1,712,865
     5.000%, 12/01/25                                         3,800   4,537,276
                                                                    -----------
TOTAL KENTUCKY                                                        6,250,141
                                                                    -----------
LOUISIANA -- (0.5%)
Louisiana State (GO) Series A (ETM)
     5.000%, 08/01/18                                         2,000   2,035,860
Louisiana State (GO) Series C
     5.000%, 07/15/22                                           250     282,480
     5.000%, 08/01/23                                         1,100   1,266,034
Louisiana State (GO) Series D-2
     5.000%, 12/01/21                                           600     669,096
                                                                    -----------
TOTAL LOUISIANA                                                       4,253,470
                                                                    -----------
MARYLAND -- (8.1%)
Anne Arundel County (GO)
     5.000%, 04/01/23                                         4,000   4,602,800

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MARYLAND -- (Continued)
Baltimore County (GO)
     5.000%, 08/01/18                                        $1,000 $ 1,017,980
     5.000%, 08/01/21                                           500     556,150
     3.000%, 11/01/24                                         5,015   5,297,445
City of Baltimore (GO) Series B
     5.000%, 10/15/22                                           645     733,597
City of Frederick (GO) Series C
     5.000%, 03/01/27                                         3,100   3,756,890
Harford County (GO) Series A
     5.000%, 09/15/20                                           900     977,931
Howard County (GO) Series B
     5.000%, 02/15/26                                         6,420   7,705,990
Howard County (GO) Series D
     5.000%, 02/15/24                                         4,000   4,681,560
Maryland State (GO) Series B
     5.000%, 03/01/19                                         1,000   1,038,900
     4.000%, 08/01/23                                         1,785   1,975,852
     5.000%, 08/01/26                                         5,500   6,630,855
Maryland State (GO) Series C
     5.000%, 08/01/20                                         2,000   2,163,760
Montgomery County (GO) Series C
     5.000%, 10/01/27                                         6,655   8,132,876
Montgomery County (GO) Series D
     3.000%, 11/01/23                                         2,000   2,111,380
Prince George's County (GO) Series B
     5.000%, 09/15/18                                           650     664,657
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/18                                           650     657,937
     5.000%, 06/01/24                                         4,325   5,090,006
     3.000%, 06/01/26                                         2,080   2,175,285
Worcester County (GO) Series B
     4.000%, 08/01/21                                         2,255   2,423,223
                                                                    -----------
TOTAL MARYLAND                                                       62,395,074
                                                                    -----------
MASSACHUSETTS -- (4.4%)
City of Boston (GO) Series A
     5.000%, 03/01/20                                         1,200   1,283,652
     5.000%, 04/01/20                                         1,250   1,340,563
City of Boston (GO) Series B
     5.000%, 04/01/24                                         3,500   4,110,400
Commonwealth of Massachusetts (GO) Series C
     5.000%, 04/01/23                                         4,000   4,600,680
Commonwealth of Massachusetts (GO) Series B
     5.250%, 08/01/21                                           500     559,295
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20                                         3,255   3,523,179

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MASSACHUSETTS -- (Continued)
     5.000%, 08/01/24                                        $1,360 $ 1,598,367
Massachusetts Clean Water Trust (The) (RB)
     5.000%, 08/01/20                                           400     433,164
Massachusetts School Building Authority (RB) Series A
     5.000%, 11/15/25                                         3,240   3,896,100
Massachusetts Water Resources Authority (RB) Series B
  (AGM)
     5.250%, 08/01/28                                         9,000  11,272,680
Town of Lexington (GO)
     4.000%, 02/15/27                                         1,000   1,133,620
Town of Medfield (GO)
     3.000%, 09/15/19                                           510     522,439
                                                                    -----------
TOTAL MASSACHUSETTS                                                  34,274,139
                                                                    -----------
MICHIGAN -- (0.7%)
Michigan State (GO)
     5.000%, 11/01/19                                           700     741,706
Michigan State (GO) Series A
     5.000%, 05/01/23                                         2,425   2,796,049
     5.000%, 05/01/25                                         1,500   1,782,105
                                                                    -----------
TOTAL MICHIGAN                                                        5,319,860
                                                                    -----------
MINNESOTA -- (3.5%)
City of Edina (GO) Series B
     3.000%, 02/01/19                                         1,000   1,015,890
City of Rochester (GO) Series A
     5.000%, 02/01/18                                           650     650,000
Hennepin County (GO) Series C
     5.000%, 12/01/28                                         1,150   1,424,965
Metropolitan Council (GO) Series C
     5.000%, 03/01/24                                         6,250   7,337,937
Minneapolis Special School District No. 1 (GO) (SD CRED
  PROG)
     5.000%, 02/01/28                                         2,590   3,151,952
Minnesota State (GO) Series A
     5.000%, 08/01/21                                         1,330   1,477,444
     5.000%, 08/01/25                                         7,000   8,342,530
Minnesota State (GO) Series D
     5.000%, 08/01/18                                           650     661,980
     5.000%, 08/01/21                                           700     777,602
Minnesota State (GO) Series E
     2.000%, 08/01/19                                         1,000   1,008,560
Saint Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20                                           900     962,361
                                                                    -----------
TOTAL MINNESOTA                                                      26,811,221
                                                                    -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MISSISSIPPI -- (0.4%)
Madison County School District (GO)
     3.500%, 12/01/19                                       $   350 $   362,393
Mississippi State (GO) Series B
     5.000%, 11/01/20                                           600     653,418
Mississippi State (GO) Series C
     5.000%, 10/01/20                                         1,565   1,700,623
                                                                    -----------
TOTAL MISSISSIPPI                                                     2,716,434
                                                                    -----------
MISSOURI -- (0.8%)
Columbia School District (GO) Series B
     5.000%, 03/01/23                                         2,500   2,872,300
Missouri Highway & Transportation Commission (RB)
     5.000%, 02/01/19                                         1,525   1,579,336
North Kansas City School District No. 74 (GO) (ST AID
  DIR DEP)
     4.000%, 03/01/26                                         1,845   2,056,326
                                                                    -----------
TOTAL MISSOURI                                                        6,507,962
                                                                    -----------
NEBRASKA -- (1.1%)
Douglas County School District No. 17 (GO)
     4.000%, 12/15/26                                         3,000   3,391,590
Omaha School District (GO)
     5.000%, 12/15/26                                         3,975   4,792,618
                                                                    -----------
TOTAL NEBRASKA                                                        8,184,208
                                                                    -----------
NEVADA -- (3.6%)
City of Henderson NV (GO)
     5.000%, 06/01/21                                           600     661,782
Clark County (GO) Series B
     5.000%, 11/01/24                                         8,665  10,190,213
Nevada State (GO) Series D
     5.000%, 04/01/25                                        11,625  13,745,749
Nevada State (GO) Series D-1
     5.000%, 03/01/22                                         2,000   2,245,640
Washoe County School District (GO) Series F
     5.000%, 06/01/21                                           900     990,837
                                                                    -----------
TOTAL NEVADA                                                         27,834,221
                                                                    -----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO) Series C
     5.000%, 07/01/20                                           220     236,933
City of Nashua (GO)
     4.000%, 07/15/24                                         2,000   2,228,180

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NEW HAMPSHIRE -- (Continued)
New Hampshire State (GO) Series B
     5.000%, 06/01/19                                       $   540 $   564,797
                                                                    -----------
TOTAL NEW HAMPSHIRE                                                   3,029,910
                                                                    -----------
NEW MEXICO -- (2.3%)
New Mexico State (GO)
     5.000%, 03/01/19                                         3,500   3,634,225
     5.000%, 03/01/21                                         2,105   2,312,595
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
     5.000%, 07/01/27                                         2,570   3,101,116
New Mexico State Severance Tax Permanent Fund (RB)
  Series B
     4.000%, 07/01/20                                         2,000   2,110,760
New Mexico State Severance Tax Permanent Fund (RB) Series D
     5.000%, 07/01/26                                         5,580   6,679,260
                                                                    -----------
TOTAL NEW MEXICO                                                     17,837,956
                                                                    -----------
NEW YORK -- (2.5%)
City of New York (GO) Series C
     5.000%, 08/01/26                                           500     597,270
     5.000%, 08/01/26                                         1,960   2,341,298
City of New York (GO) Series G
     5.000%, 08/01/18                                         1,600   1,629,488
City of New York (GO) Series J
     5.000%, 08/01/22                                           650     736,762
New York State Dormitory Authority (RB) Series A
     5.000%, 02/15/25                                           500     589,010
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22                                         2,500   2,808,000
     5.000%, 02/15/24                                           700     814,947
New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/26                                         6,890   8,204,268
New York State Urban Development Corp. (RB) Series C
     5.000%, 12/15/18                                         1,000   1,031,960
Riverhead Central School District (GO) (ST AID WITHHLDG)
     2.000%, 10/15/22                                           700     708,176
                                                                    -----------
TOTAL NEW YORK                                                       19,461,179
                                                                    -----------
NORTH CAROLINA -- (6.3%)
City of Charlotte Water & Sewer System Revenue (RB)
     5.000%, 07/01/21                                         1,800   1,997,442

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NORTH CAROLINA -- (Continued)
Forsyth County (GO)
     4.000%, 12/01/21                                        $1,500 $ 1,624,485
Gaston County (GO)
     5.000%, 02/01/26                                         2,500   2,966,425
Iredell County (GO) Series B
     2.500%, 02/01/24                                         2,285   2,333,648
Mecklenburg County (GO) Series A
     5.000%, 04/01/22                                         5,000   5,647,550
Mecklenburg County (GO) Series B
     5.000%, 12/01/21                                         6,120   6,863,335
     5.000%, 12/01/26                                         8,430  10,254,336
North Carolina Eastern Municipal Power Agency (RB) Series
  B (NATL-IBC) (ETM)
     6.000%, 01/01/22                                           650     754,319
North Carolina State (GO) Series A
     5.000%, 06/01/22                                         6,000   6,801,660
North Carolina State (GO) Series C
     3.750%, 05/01/19                                         1,500   1,543,215
Wake County (GO)
     5.000%, 03/01/19                                         1,000   1,038,680
     5.000%, 09/01/21                                         2,250   2,507,670
     5.000%, 09/01/24                                         4,000   4,731,000
                                                                    -----------
TOTAL NORTH CAROLINA                                                 49,063,765
                                                                    -----------
NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied
  Science (RB) Series A
     5.000%, 04/01/21                                           545     596,454
                                                                    -----------
OHIO -- (5.4%)
Beavercreek City School District (GO) (AGM)
     5.000%, 12/01/18                                           525     540,677
City of Columbus (GO) Series 1
     5.000%, 07/01/21                                         2,775   3,074,506
     5.000%, 07/01/23                                         1,875   2,168,494
City of Columbus (GO) Series A
     5.000%, 02/15/20                                           650     694,096
     2.000%, 08/15/22                                         2,000   2,005,180
     4.000%, 08/15/25                                         3,500   3,919,790
Cleveland Department of Public Utilities Division of
  Water (RB) Series T
     5.000%, 01/01/19                                         4,335   4,476,971
Ohio State (GO) Series A
     4.000%, 03/01/21                                         1,475   1,576,834
     5.000%, 09/15/24                                         2,000   2,355,300
     5.000%, 09/15/25                                         1,950   2,323,522
Ohio State (GO) Series B
     5.000%, 08/01/20                                           650     703,891

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
OHIO -- (Continued)
     5.000%, 09/01/27                                        $9,300 $11,313,915
     5.000%, 09/15/27                                         3,500   4,260,655
Ohio Water Development Authority (RB) Series C
     5.000%, 06/01/19                                         2,225   2,329,286
                                                                    -----------
TOTAL OHIO                                                           41,743,117
                                                                    -----------
OREGON -- (1.4%)
City of Portland Sewer System Revenue (RB) Series A
     5.000%, 10/01/23                                         3,570   4,157,336
Multnomah County School District No. 1 Portland (GO)
  Series B (SCH BD GTY)
     5.000%, 06/15/23                                         1,005   1,158,855
Oregon State (GO) Series A
     5.000%, 05/01/21                                           800     882,504
Oregon State (GO) Series D
     3.000%, 05/01/20                                         2,345   2,417,672
Oregon State (GO) Series G
     5.000%, 12/01/22                                         2,050   2,344,995
                                                                    -----------
TOTAL OREGON                                                         10,961,362
                                                                    -----------
PENNSYLVANIA -- (0.4%)
Pennsylvania Economic Development Financing Authority
  (RB) Series A
     5.000%, 07/01/19                                         3,145   3,301,998
                                                                    -----------
RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
     5.000%, 08/01/20                                         1,900   2,050,233
Rhode Island State (GO) Series D
     5.000%, 08/01/22                                           600     676,224
                                                                    -----------
TOTAL RHODE ISLAND                                                    2,726,457
                                                                    -----------
SOUTH CAROLINA -- (3.1%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
     4.000%, 03/01/22                                           640     694,886
Beaufort County School District (GO) Series A (SCSDE)
     5.000%, 03/01/23                                         6,000   6,877,860
Berkeley County School District (GO) Series A (SCSDE)
     5.000%, 03/01/27                                         2,500   3,029,750
Charleston County (GO)
     5.000%, 11/01/23                                         1,000   1,166,810
Charleston County School District (GO) Series A (SCSDE)
     5.000%, 02/01/21                                           800     876,824

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
SOUTH CAROLINA -- (Continued)
Clemson University (RB) Series B
     5.000%, 05/01/25                                        $  750 $   888,293
Lexington & Richland School District No. 5 (GO) (SCSDE)
     5.000%, 03/01/24                                         2,750   3,216,648
Richland County (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/26                                         1,870   2,252,583
South Carolina State (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/23                                         3,000   3,493,560
Spartanburg County (GO) (ST AID WITHHLDG)
     5.000%, 04/01/19                                         1,210   1,259,658
                                                                    -----------
TOTAL SOUTH CAROLINA                                                 23,756,872
                                                                    -----------
TENNESSEE -- (4.5%)
City of Kingsport (GO) Series A
     5.000%, 09/01/21                                           510     566,901
Hamilton County (GO) Series B
     5.000%, 03/01/22                                         2,000   2,254,040
Maury County (GO) Series B
     5.000%, 04/01/20                                         1,205   1,289,904
Metropolitan Government of Nashville & Davidson County
  (GO)
     5.000%, 01/01/26                                         7,165   8,506,001
Metropolitan Government of Nashville & Davidson County
  (GO) Series C
     5.000%, 07/01/21                                         5,000   5,536,150
Rutherford County (GO) Series B
     5.000%, 04/01/23                                         4,085   4,700,609
Shelby County (GO)
     5.000%, 04/01/25                                         5,000   5,923,050
Shelby County (GO) Series A
     5.000%, 04/01/20                                         1,500   1,607,685
Sullivan County (GO) Series A
     5.000%, 04/01/21                                         1,000   1,099,260
Sumner County (GO)
     5.000%, 06/01/21                                           650     718,712
     5.000%, 12/01/21                                           900   1,007,892
Washington County (GO) Series A
     4.000%, 06/01/26                                         1,705   1,907,094
                                                                    -----------
TOTAL TENNESSEE                                                      35,117,298
                                                                    -----------
TEXAS -- (16.6%)
City of Arlington (GO)
     5.000%, 08/15/25                                         1,000   1,179,770
City of Austin (GO)
     5.000%, 09/01/25                                         2,305   2,742,696

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (Continued)
City of Dallas (GO)
     5.000%, 02/15/19                                        $1,600 $ 1,657,008
City of Dallas Waterworks & Sewer System Revenue (RB)
  Series A
     5.000%, 10/01/22                                         9,000  10,243,710
City of Frisco (GO) Series A
     5.000%, 02/15/25                                         2,000   2,353,200
City of Garland (GO) Series A
     5.000%, 02/15/24                                           400     464,452
City of Houston (GO) (TRANS)
     4.000%, 06/29/18                                         2,000   2,022,260
City of Houston (GO) Series A
     5.000%, 03/01/18                                           300     300,891
City of Lubbock (GO)
     5.000%, 02/15/23                                         4,000   4,551,600
City of San Antonio (GO)
     5.000%, 02/01/20                                         2,500   2,662,850
     5.000%, 02/01/21                                         2,200   2,407,900
City of San Antonio Electric & Gas Systems Revenue (RB)
     5.000%, 02/01/24                                         9,515  11,079,742
     5.000%, 02/01/26                                         2,850   3,409,170
City of San Antonio Electric & Gas Systems Revenue (RB)
  Series D
     5.000%, 02/01/19                                           310     320,794
City of Sugar Land (GO)
     5.000%, 02/15/21                                         1,050   1,150,464
Conroe Independent School District (GO) Series A (PSF-GTD)
     5.000%, 02/15/26                                         8,710  10,349,135
Cypress-Fairbanks Independent School District (GO)
  (PSF-GTD)
     5.000%, 02/15/21                                           800     877,048
Dallas County Community College District (GO)
     5.000%, 02/15/23                                         7,965   9,108,376
El Paso Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/24                                         3,035   3,555,745
Frisco Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/20                                         2,460   2,661,302
Goose Creek Consolidated Independent School District (GO)
  (PSF-GTD)
     5.000%, 02/15/27                                         3,000   3,597,870
Highland Park Independent School District (GO)
     5.000%, 02/15/23                                         3,120   3,574,334
Houston Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/27                                         5,000   6,005,400

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
TEXAS -- (Continued)
Humble Independent School District (GO) Series A
  (PSF-GTD)
     2.000%, 02/15/19                                      $   660 $    663,993
Permanent University Fund - University of Texas System
  (RB) Series B
     5.250%, 07/01/28                                        2,610    3,237,392
Pflugerville Independent School District (GO) (PSF-GTD)
     4.000%, 08/15/20                                        2,000    2,114,720
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24                                        2,225    2,584,894
San Antonio Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/20                                        1,790    1,911,058
Texas State (GO)
     5.000%, 04/01/19                                        1,150    1,197,472
     5.000%, 10/01/23                                        4,200    4,873,890
Texas State (RN)
     4.000%, 08/30/18                                        3,000    3,046,110
Texas Transportation Commission State Highway Fund (RB)
     5.000%, 10/01/26                                        2,505    3,011,661
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19                                          100      105,357
University of Texas System (The) (RB) Series J
     5.000%, 08/15/25                                       12,500   14,880,000
     5.000%, 08/15/26                                        3,850    4,631,627
Ysleta Independent School District (GO) Series A
  (PSF-GTD)
     5.000%, 08/15/20                                          460      497,522
                                                                   ------------
TOTAL TEXAS                                                         129,031,413
                                                                   ------------
UTAH -- (1.3%)
City of American Fork (GO)
     5.000%, 05/01/26                                        1,165    1,382,704
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/22                                        3,050    3,462,421
Tooele County School District (GO) Series B (SCH BD GTY)
     5.000%, 06/01/22                                          650      735,683
Utah State (GO)
     5.000%, 07/01/22                                        1,500    1,704,825
Utah State (GO) Series C
     5.000%, 07/01/18                                        1,400    1,421,938
     5.000%, 07/01/19                                          900      944,928

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
UTAH -- (Continued)
Weber School District (GO) (SCH BD GTY)
     5.000%, 06/15/21                                      $   650 $    719,940
                                                                   ------------
TOTAL UTAH                                                           10,372,439
                                                                   ------------
VERMONT -- (0.2%)
Vermont State (GO) Series C
     4.000%, 08/15/23                                        1,300    1,440,647
                                                                   ------------
VIRGINIA -- (4.1%)
Arlington County (GO) Series B
     5.000%, 08/15/22                                        4,830    5,500,307
City of Lynchburg (GO)
     5.000%, 02/01/26                                        1,930    2,316,483
City of Manassas (GO) Series C (ST AID WITHHLDG)
     5.000%, 07/01/21                                        1,040    1,154,078
City of Richmond (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/21                                          900      987,624
City of Virginia Beach (GO) Series B (ST AID WITHHLDG)
     5.000%, 09/15/24                                        3,000    3,551,250
Fairfax County (GO) Series A (ST AID WITHHLDG)
     3.000%, 10/01/18                                        4,000    4,045,280
     5.000%, 10/01/19                                        2,000    2,115,240
     5.000%, 10/01/23                                        4,775    5,563,400
Fairfax County (GO) Series B (ST AID WITHHLDG)
     5.000%, 10/01/18                                          400      409,800
Loudoun County (GO) Series A
     5.000%, 12/01/21                                        5,000    5,607,300
Virginia Public Building Authority (RB) Series C
     5.000%, 08/01/23                                          600      693,264
Virginia Resources Authority (RB) Series D
     5.000%, 11/01/20                                          200      217,806
                                                                   ------------
TOTAL VIRGINIA                                                       32,161,832
                                                                   ------------
WASHINGTON -- (5.4%)
City of Marysville Water & Sewer Revenue (RB)
     5.000%, 04/01/20                                          175      187,485
City of Seattle Municipal Light & Power Revenue (RB)
  Series B
     5.000%, 04/01/24                                        3,000    3,498,570
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/19                                          190      200,439

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
WASHINGTON -- (Continued)
City of Spokane (GO)
     5.000%, 12/01/25                                       $1,165 $  1,381,853
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
     4.000%, 12/01/21                                          510      551,733
King & Snohomish Counties School District No. 417
  Northshore (GO) (SCH BD GTY)
     5.000%, 12/01/19                                        2,825    3,001,760
King County (GO) Series A
     5.000%, 07/01/20                                          700      755,258
     5.000%, 12/01/25                                        1,830    2,193,767
King County School District No. 405 Bellevue (GO) (SCH
  BD GTY)
     5.000%, 12/01/24                                        2,265    2,674,557
King County School District No. 414 Lake Washington (GO)
  (SCH BD GTY)
     5.000%, 12/01/22                                          925    1,058,570
King County Sewer Revenue (RB) Series B
     5.000%, 07/01/22                                        5,640    6,389,613
North Thurston Public Schools (GO) (SCH BD GTY)
     5.000%, 12/01/22                                        2,080    2,370,015
Washington State (GO)
     5.000%, 08/01/27                                        4,800    5,813,424
Washington State (GO) Series 2017-A
     5.000%, 08/01/26                                        1,480    1,776,710
Washington State (GO) Series A
     5.000%, 08/01/21                                          500      555,250
Washington State (GO) Series C
     5.000%, 02/01/25                                        1,930    2,277,323
Washington State (GO) Series R-2012A
     5.000%, 07/01/19                                        1,585    1,663,679
Washington State (GO) Series R-2012C
     4.000%, 07/01/21                                          150      161,238

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2013A
     5.000%, 07/01/20                                       $2,775 $  2,995,446
Washington State (GO) Series R-2015
     5.000%, 07/01/18                                          650      659,913
Washington State (GO) Series R-2015A
     5.000%, 07/01/20                                        1,560    1,683,926
                                                                   ------------
TOTAL WASHINGTON                                                     41,850,529
                                                                   ------------
WISCONSIN -- (3.4%)
City of Janesville (GO)
     3.000%, 03/01/24                                        1,245    1,299,942
City of Milwaukee (GO)
     5.000%, 05/01/20                                        2,370    2,543,839
City of Milwaukee (GO) Series N1
     5.000%, 02/01/19                                          100      103,522
City of Milwaukee (GO) Series N2
     4.000%, 03/01/24                                        6,500    7,193,615
City of Oshkosh (GO) Series B
     3.000%, 12/01/23                                          650      679,751
Germantown School District (GO) Series A
     5.000%, 04/01/27                                        2,200    2,659,910
Oregon School District (GO)
     3.000%, 03/01/21                                        1,900    1,962,814
Wisconsin State (GO) Series 1
     5.000%, 11/01/24                                        4,025    4,747,286
Wisconsin State (GO) Series 2
     5.000%, 11/01/20                                          800      871,896
     5.000%, 11/01/22                                          600      685,794
Wisconsin State (GO) Series B
     5.000%, 05/01/21                                        3,405    3,759,563
                                                                   ------------
TOTAL WISCONSIN                                                      26,507,932
                                                                   ------------
TOTAL MUNICIPAL BONDS                                               774,940,313
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $785,766,297)^^                                              $774,940,313
                                                                   ============

At January 31, 2018, DFA Municipal Real Return Portfolio had entered into the following outstanding Interest Rate Swaps:

                                     PAYMENTS                                     UPFRONT  UPFRONT             UNREALIZED
                       PAYMENTS MADE RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS  MARKET   APPRECIATION
COUNTERPARTY             BY FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED  VALUE   (DEPRECIATION)
------------           ------------  -------- --------- -------------- ---------- -------- -------- -------- --------------
Bank of America Corp.  2.195%  Fixed   CPI              USD 15,000,000  01/09/24     --       --    $ 25,831    $ 25,831
Bank of America Corp.  2.193%  Fixed   CPI              USD 14,000,000  03/29/25     --       --      20,406      20,406
Bank of America Corp.  2.185%  Fixed   CPI              USD 17,000,000  03/03/23     --       --       2,097       2,097
Bank of America Corp.  2.177%  Fixed   CPI              USD 11,000,000  09/20/27     --       --     191,602     191,602
Bank of America Corp.  2.149%  Fixed   CPI              USD 14,000,000  08/10/27     --       --     254,672     254,672
Bank of America Corp.  2.064%  Fixed   CPI              USD 13,000,000  10/24/24     --       --     216,457     216,457

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Bank of America Corp.  2.029%    Fixed   CPI           USD 15,000,000   05/24/25      --   --     267,525     267,525
Bank of America Corp.  2.004%    Fixed   CPI           USD 14,000,000   06/13/25      --   --     290,558     290,558
Bank of America Corp.  1.902%    Fixed   CPI           USD 25,000,000   07/14/22      --   --     410,513     410,513
Bank of America Corp.  1.826%    Fixed   CPI           USD 26,000,000   11/07/20      --   --     379,970     379,970
Bank of America Corp.  1.715%    Fixed   CPI           USD 11,000,000   09/28/23      --   --     388,381     388,381
Bank of America Corp.  1.706%    Fixed   CPI           USD 11,000,000   06/14/22      --   --     345,307     345,307
Bank of America Corp.  1.704%    Fixed   CPI           USD 27,000,000   05/31/21      --   --     697,011     697,011
Bank of America Corp.  1.663%    Fixed   CPI           USD 17,000,000   04/15/22      --   --     554,182     554,182
Bank of America Corp.  1.619%    Fixed   CPI           USD 12,000,000   10/14/22      --   --     347,214     347,214
Bank of America Corp.  1.610%    Fixed   CPI           USD 20,000,000   12/31/20      --   --     435,390     435,390
Bank of America Corp.  1.609%    Fixed   CPI           USD 17,000,000   06/24/21      --   --     510,841     510,841
Bank of America Corp.  1.580%    Fixed   CPI           USD 14,000,000   12/30/20      --   --     325,511     325,511
Bank of America Corp.  1.580%    Fixed   CPI           USD 19,000,000   08/07/20      --   --     324,110     324,110
Bank of America Corp.  1.570%    Fixed   CPI           USD  6,000,000   02/26/19      --   --      37,543      37,543
Bank of America Corp.  1.548%    Fixed   CPI           USD  8,000,000   01/08/21      --   --     201,524     201,524
Bank of America Corp.  1.530%    Fixed   CPI           USD 19,000,000   12/24/20      --   --     487,111     487,111
Bank of America Corp.  1.520%    Fixed   CPI           USD 14,000,000   12/23/20      --   --     365,652     365,652
Bank of America Corp.  1.365%    Fixed   CPI           USD  5,000,000   01/21/19      --   --      41,301      41,301
Bank of America Corp.  0.022%    Fixed   CPI           USD 16,000,000   02/14/24      --   --      25,755      25,755
Citibank, N.A.         2.234%    Fixed       Maturity  USD 34,000,000   01/23/24      --   --       5,376       5,376
Citibank, N.A.         2.171%    Fixed   CPI           USD 11,000,000   04/07/24      --   --      11,203      11,203
Citibank, N.A.         2.148%    Fixed       Maturity  USD 19,000,000   01/04/24      --   --     107,210     107,210
Citibank, N.A.         2.114%    Fixed   CPI           USD 14,000,000   12/19/23      --   --     105,726     105,726
Citibank, N.A.         2.113%    Fixed       Maturity  USD 27,000,000   12/21/24      --   --     269,729     269,729
Citibank, N.A.         2.113%    Fixed   CPI           USD 11,000,000   05/02/24      --   --      60,883      60,883
Citibank, N.A.         2.103%    Fixed       Maturity  USD 11,000,000   11/21/26      --   --     194,830     194,830
Citibank, N.A.         2.100%    Fixed       Maturity  USD 18,000,000   12/11/25      --   --     246,763     246,763
Citibank, N.A.         2.088%    Fixed       Maturity  USD 23,000,000   12/29/22      --   --     152,710     152,710
Citibank, N.A.         2.005%    Fixed   CPI           USD 12,000,000   11/09/25      --   --     287,079     287,079
Citibank, N.A.         1.986%    Fixed   CPI           USD 20,000,000   07/24/23      --   --     322,445     322,445
Citibank, N.A.         1.789%    Fixed   CPI           USD 21,000,000   03/31/24      --   --     719,476     719,476
Citibank, N.A.         1.752%    Fixed   CPI           USD 17,000,000   05/20/23      --   --     593,707     593,707
Citibank, N.A.         1.718%    Fixed   CPI           USD 16,000,000   05/27/20      --   --     325,071     325,071
Citibank, N.A.         1.698%    Fixed   CPI           USD 22,000,000   06/02/22      --   --     712,728     712,728
Citibank, N.A.         1.581%    Fixed   CPI           USD 10,000,000   12/28/20      --   --     232,141     232,141
Citibank, N.A.         1.578%    Fixed   CPI           USD 25,000,000   08/09/23      --   --   1,083,131   1,083,131
Citibank, N.A.         1.577%    Fixed   CPI           USD 10,000,000   11/18/21      --   --     283,831     283,831
Citibank, N.A.         1.555%    Fixed   CPI           USD 10,000,000   12/11/20      --   --     241,272     241,272
Citibank, N.A.         1.533%    Fixed   CPI           USD 10,000,000   11/10/20      --   --     228,559     228,559
Citibank, N.A.         1.520%    Fixed   CPI           USD 24,000,000   08/01/21      --   --     778,223     778,223
Citibank, N.A.         1.494%    Fixed   CPI           USD  4,000,000   01/08/21      --   --      61,293      61,293
Citibank, N.A.         1.481%    Fixed   CPI           USD 17,000,000   08/18/21      --   --     567,917     567,917
Citibank, N.A.         1.253%    Fixed   CPI           USD 12,000,000   02/11/22      --   --     619,886     619,886
Citibank, N.A.         1.253%    Fixed   CPI           USD 12,000,000   01/20/19      --   --     258,732     258,732
                                                                                    ---- ---- ----------- -----------
   TOTAL                                                                              --   -- $15,616,385 $15,616,385
                                                                                    ==== ==== =========== ===========

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds                         --    $774,940,313   --    $774,940,313
Swap Agreements**                       --      15,616,385   --      15,616,385
                                        --    ------------   --    ------------
TOTAL                                   --    $790,556,698   --    $790,556,698
                                        ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         DFA MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (100.0%)

ALABAMA -- (0.6%)
Alabama State (GO) Series A
     5.000%, 08/01/20                                         $  200 $  216,478
     5.000%, 08/01/21                                          1,000  1,111,580
     5.000%, 08/01/23                                            300    347,649
Baldwin County (GO)
     4.000%, 05/01/20                                            610    640,518
                                                                     ----------
TOTAL ALABAMA                                                         2,316,225
                                                                     ----------
ALASKA -- (0.4%)
Alaska State (GO) Series B
     5.000%, 08/01/20                                            290    313,449
Borough of Fairbanks North Star (GO) Series S
     4.000%, 10/01/21                                            560    603,899
City of Anchorage (GO) Series A
     3.000%, 09/01/22                                            765    796,954
                                                                     ----------
TOTAL ALASKA                                                          1,714,302
                                                                     ----------
ARIZONA -- (0.4%)
City of Chandler (GO)
     3.000%, 07/01/20                                            550    568,024
City of Phoenix (GO)
     4.000%, 07/01/21                                            500    537,460
Maricopa County School District No. 3 Tempe Elementary (GO)
     3.000%, 07/01/21                                            550    571,384
                                                                     ----------
TOTAL ARIZONA                                                         1,676,868
                                                                     ----------
ARKANSAS -- (0.8%)
Arkansas State (GO)
     5.000%, 04/01/21                                            400    439,704
     5.000%, 06/15/21                                          1,250  1,381,475
     5.000%, 04/01/22                                          1,110  1,248,528
                                                                     ----------
TOTAL ARKANSAS                                                        3,069,707
                                                                     ----------
CALIFORNIA -- (1.9%)
California State (GO)
     5.000%, 09/01/26                                          1,195  1,441,827
     3.500%, 08/01/27                                          5,000  5,451,300
City of Los Angeles (RN)
     5.000%, 06/28/18                                            400    406,136
                                                                     ----------
TOTAL CALIFORNIA                                                      7,299,263
                                                                     ----------
COLORADO -- (1.7%)
Boulder Valley School District No. Re-2 Boulder (GO)
  Series B (ST AID WITHHLDG)
     4.000%, 12/01/24                                          1,000  1,120,970

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
     5.000%, 12/01/24                                         $  550 $  649,451
Pueblo City Schools (GO) (ST AID WITHHLDG)
     5.000%, 12/15/20                                            550    601,260
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
     4.000%, 12/01/22                                          1,140  1,246,658
     5.000%, 12/01/24                                          2,280  2,676,447
                                                                     ----------
TOTAL COLORADO                                                        6,294,786
                                                                     ----------
CONNECTICUT -- (0.3%)
Connecticut State (GO) Series E
     4.000%, 09/15/20                                            550    576,917
Hartford County Metropolitan District (GO)
     5.000%, 03/01/19                                            600    620,772
                                                                     ----------
TOTAL CONNECTICUT                                                     1,197,689
                                                                     ----------
DELAWARE -- (0.6%)
Kent County (GO)
     4.000%, 09/01/24                                            415    463,493
New Castle County (GO)
     5.000%, 10/01/23                                          1,600  1,864,176
                                                                     ----------
TOTAL DELAWARE                                                        2,327,669
                                                                     ----------
DISTRICT OF COLUMBIA -- (0.9%)
District of Columbia (GO) Series B (AGM)
     5.250%, 06/01/18                                          1,300  1,316,588
Washington Metropolitan Area Transit Authority (RB)
  Series B
     5.000%, 07/01/25                                            720    852,336
     5.000%, 07/01/27                                          1,000  1,204,800
                                                                     ----------
TOTAL DISTRICT OF COLUMBIA                                            3,373,724
                                                                     ----------
FLORIDA -- (2.2%)
City of Port State Lucie (GO)
     5.000%, 07/01/20                                            420    451,395
Flagler County (GO) (BAM)
     5.000%, 07/01/22                                            465    525,324
Florida State Board of Education (GO) Series A
     5.000%, 06/01/18                                            725    733,903
     5.000%, 06/01/19                                            100    104,659
     5.000%, 06/01/24                                            350    411,226
Florida's Turnpike Enterprise (RB) Series B
     5.000%, 07/01/19                                          1,135  1,191,341

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
FLORIDA -- (Continued)
Miami-Dade County (GO) Series D
            5.000%, 07/01/20                                  $2,000 $2,158,380
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21                                     525    585,679
Orlando Utilities Commission (RB) Series C
            5.250%, 10/01/22                                   1,000  1,151,230
Palm Beach County (RB)
            5.000%, 11/01/23                                     810    937,948
                                                                     ----------
TOTAL FLORIDA                                                         8,251,085
                                                                     ----------
GEORGIA -- (2.0%)
Columbia County School District (GO) (ST AID WITHHLDG)
            5.000%, 04/01/20                                   1,305  1,398,686
Georgia State (GO) Series C
            5.000%, 07/01/19                                   2,000  2,099,560
Georgia State Road & Tollway Authority (RB) (GTD)
            5.000%, 10/01/23                                   3,455  4,025,455
                                                                     ----------
TOTAL GEORGIA                                                         7,523,701
                                                                     ----------
HAWAII -- (1.6%)
City & County of Honolulu (GO) Series B
            5.000%, 10/01/23                                     150    174,329
            5.000%, 10/01/25                                     725    866,303
Hawaii County (GO) Series B
            5.000%, 09/01/18                                     420    428,757
Hawaii County (GO) Series D
            5.000%, 09/01/20                                   1,375  1,491,242
Hawaii State (GO) Series DQ
            5.000%, 06/01/19                                     300    313,896
Hawaii State (GO) Series EE
            5.000%, 11/01/20                                   1,300  1,415,375
Maui County (GO)
            5.000%, 06/01/18                                   1,560  1,578,829
                                                                     ----------
TOTAL HAWAII                                                          6,268,731
                                                                     ----------
IDAHO -- (0.3%)
Idaho State (TAN)
            4.000%, 06/29/18                                   1,000  1,011,130
                                                                     ----------
INDIANA -- (0.8%)
Indiana University (RB) Series A
            5.000%, 06/01/21                                   2,755  3,048,104
                                                                     ----------
IOWA -- (0.8%)
City of Davenport (GO) Series C
            4.000%, 06/01/24                                   1,410  1,565,354

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
IOWA -- (Continued)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20
            (Pre-refunded @ $100, 8/1/19)                     $  500 $  526,120
State of Iowa (RB) Series A (ETM)
            5.000%, 06/01/18                                   1,115  1,128,647
                                                                     ----------
TOTAL IOWA                                                            3,220,121
                                                                     ----------
KANSAS -- (1.3%)
City of Topeka Series A
            3.000%, 10/01/18                                     235    237,599
City of Wichita (GO) Series 811
            5.000%, 06/01/22                                     550    621,280
Johnson County (GO) Series B
            5.000%, 09/01/22                                     650    739,824
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series A
            5.000%, 10/01/26                                     225    271,485
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series B
            5.000%, 10/01/23                                     750    872,955
Saline County Unified School District No. 305 Salina (GO)
            5.000%, 09/01/20                                   1,900  2,060,626
                                                                     ----------
TOTAL KANSAS                                                          4,803,769
                                                                     ----------
KENTUCKY -- (2.6%)
Kentucky State Economic Development Finance Authority (RB)
  Series A
(currency)  5.000%, 05/01/24
            (Pre-refunded @ $100, 5/1/19)                      2,300  2,398,463
Louisville & Jefferson County (GO) Series B
            5.000%, 11/01/21                                   1,700  1,896,231
Louisville & Jefferson County (RB)
            5.000%, 12/01/35
            (Pre-refunded @ $100, 6/1/22)                      2,200  2,490,994
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series C
            5.000%, 05/15/23                                   1,850  2,126,039
Louisville Water Co. (RB) Series A
            4.000%, 11/15/21                                     800    864,728
                                                                     ----------
TOTAL KENTUCKY                                                        9,776,455
                                                                     ----------
LOUISIANA -- (0.1%)
Louisiana State (GO) Series C
            5.000%, 08/01/23                                     500    575,470
                                                                     ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MARYLAND -- (4.9%)
Anne Arundel County (GO)
            5.000%, 10/01/20                                 $  500 $   543,605
Baltimore County (GO)
            5.000%, 08/01/20                                    750     812,183
            5.000%, 08/01/22                                    600     683,142
Carroll County (GO)
            5.000%, 11/01/21                                    550     614,543
City of Baltimore (GO) Series B
            5.000%, 10/15/27                                  1,025   1,245,508
Harford County (GO) Series A
            5.000%, 09/15/20                                    570     619,356
Howard County (GO) Series D
            5.000%, 02/15/24                                  1,300   1,521,507
Maryland State (GO)
            5.000%, 06/01/23                                  3,000   3,465,990
Maryland State (GO) Series B
            4.000%, 08/01/23                                    850     940,882
Maryland State (GO) Series C
            5.000%, 11/01/19                                    915     970,495
            5.000%, 08/01/20                                    700     757,316
Maryland State (GO) Series C-2
            5.000%, 08/01/22                                  1,000   1,137,180
Montgomery County (GO) Series B
            5.000%, 12/01/21                                    350     392,511
Montgomery County (GO) Series D
            3.000%, 11/01/23                                  3,000   3,167,070
Washington Suburban Sanitary Commission (GO)
            5.000%, 06/01/24                                    655     770,856
Worcester County (GO) Series B
            4.000%, 08/01/21                                  1,000   1,074,600
                                                                    -----------
TOTAL MARYLAND                                                       18,716,744
                                                                    -----------
MASSACHUSETTS -- (5.8%)
City of Everett (GO)
            4.000%, 02/15/18                                  1,895   1,896,857
City of Lowell (GO) (ST AID WITHHLDG)
            4.000%, 09/01/23                                    250     273,920
City of Quincy (BAN)
            2.500%, 01/18/19                                  1,000   1,010,070
City of Somerville (BAN)
            2.000%, 06/08/18                                  1,250   1,253,263
City of Springfield (GO) Series C (ST AID WITHHLDG)
            4.000%, 08/01/23                                    285     313,910
Commonwealth of Massachusetts (GO) Series A
            5.000%, 03/01/18                                  2,500   2,507,650
            5.000%, 07/01/26                                  1,250   1,498,363

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series B (AGM)
            5.250%, 09/01/24                                 $  400 $   476,784
Commonwealth of Massachusetts (GO) Series C
            5.000%, 08/01/20                                    100     108,239
            5.000%, 10/01/21                                  1,750   1,950,287
Commonwealth of Massachusetts (RAN) Series A
            2.000%, 04/23/18                                  2,000   2,003,440
Massachusetts Dev. Finance Agency (RB)
(currency)  6.750%, 01/01/36
            (Pre-refunded @ $100, 1/1/21)                     2,865   3,262,261
Massachusetts Health & Educational Facilities Authority
  (RB) Series E-2
(currency)  5.375%, 07/01/22
            (Pre-refunded @ $100, 7/1/18)                       845     859,044
Tantasqua Regional School District (GO)
            5.000%, 10/01/19                                  1,360   1,435,589
Town of Holbrook (GO)
            5.000%, 12/01/21                                    755     844,022
Town of Lexington (BAN)
            2.000%, 02/16/18                                  2,200   2,200,792
                                                                    -----------
TOTAL MASSACHUSETTS                                                  21,894,491
                                                                    -----------
MICHIGAN -- (1.7%)
Michigan State Trunk Line Revenue (RB)
            5.000%, 11/15/18                                  2,515   2,585,495
Michigan State Trunk Line Revenue (RB) (AGM)
            5.500%, 11/01/21                                  3,275   3,714,636
                                                                    -----------
TOTAL MICHIGAN                                                        6,300,131
                                                                    -----------
MINNESOTA -- (3.4%)
Bloomington Independent School District No. 271 (GO) Series
  A (SD CRED PROG)
            5.000%, 02/01/21                                  1,100   1,205,974
City of Rochester (GO) Series A
            5.000%, 02/01/20                                    150     160,077
City of State Paul (GO) Series B
            5.000%, 11/01/20                                    100     108,987
Elk River Independent School District No. 728 (GO) Series A
  (SD CRED PROG)
            5.000%, 02/01/21                                    520     569,296

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MINNESOTA -- (Continued)
Elk River Independent School District No. 728 (GO) Series C
  (SD CRED PROG)
            5.000%, 02/01/21                                 $3,000 $ 3,284,400
Hennepin County (GO) Series B
            5.000%, 12/01/21                                    350     391,958
Housing & Redevelopment Authority of The City of State Paul
  Minnesota (RB)
(currency)  5.250%, 11/15/29
            (Pre-refunded @ $100, 11/15/19)                   2,000   2,130,180
Lakeville Independent School District No.194 (GO) Series D
  (SD CRED PROG)
            5.000%, 02/01/18                                  1,780   1,780,000
Minnesota State (GO) Series B
            5.000%, 10/01/19                                    600     634,980
Minnesota State (GO) Series E
            5.000%, 08/01/22                                    760     863,907
State Paul Independent School District No. 625 (GO)
  Series B (SD CRED PROG)
            5.000%, 02/01/21                                  1,425   1,559,663
Waconia Independent School District No. 110 (GO) Series A
  (SD CRED PROG)
            3.250%, 02/01/18                                    125     125,000
                                                                    -----------
TOTAL MINNESOTA                                                      12,814,422
                                                                    -----------
MISSISSIPPI -- (0.4%)
Mississippi State (GO) Series C
            5.000%, 10/01/18                                    825     844,767
            5.000%, 10/01/20                                    500     543,330
                                                                    -----------
TOTAL MISSISSIPPI                                                     1,388,097
                                                                    -----------
MISSOURI -- (1.1%)
Cass County Reorganized School District No. R-2 (GO) (ST
  AID DIR DEP)
            5.000%, 03/01/21                                  1,110   1,219,468
City of O'Fallon (GO)
            5.000%, 03/01/18                                    965     967,847
Columbia School District (GO) Series B
            5.000%, 03/01/25                                  1,725   2,046,264
                                                                    -----------
TOTAL MISSOURI                                                        4,233,579
                                                                    -----------
MONTANA -- (0.1%)
City & County of Butte-Silver Bow (GO)
            4.000%, 07/01/21                                    500     537,290
                                                                    -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEBRASKA -- (0.4%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21                                 $  700 $   765,394
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20                                    300     327,414
Southern Public Power District (RB)
            5.000%, 12/15/21                                    400     446,832
                                                                    -----------
TOTAL NEBRASKA                                                        1,539,640
                                                                    -----------
NEVADA -- (2.3%)
Clark County School District (GO) Series A
            5.000%, 06/15/21                                  1,250   1,377,162
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34
            (Pre-refunded @ $100, 7/1/19)                     2,320   2,442,914
Nevada State (GO) Series C
            5.000%, 11/01/24                                    450     530,447
Nevada State (GO) Series D-1
            5.000%, 03/01/22                                    250     280,705
Washoe County School District (GO) Series A
            3.000%, 06/01/19                                    550     560,235
Washoe County School District (GO) Series D
            5.000%, 06/01/21                                  3,335   3,671,602
                                                                    -----------
TOTAL NEVADA                                                          8,863,065
                                                                    -----------
NEW HAMPSHIRE -- (1.0%)
City of Dover (GO)
            3.000%, 06/15/20                                    610     628,044
City of Nashua (GO)
            4.000%, 07/15/24                                    770     857,849
City of Portsmouth (BAN)
            3.000%, 06/22/18                                  2,200   2,214,630
New Hampshire State (GO) Series B
            5.000%, 06/01/19                                    250     261,480
                                                                    -----------
TOTAL NEW HAMPSHIRE                                                   3,962,003
                                                                    -----------
NEW JERSEY -- (0.9%)
Middlesex County (GO)
            4.000%, 01/15/21                                  1,210   1,289,812
Montville Township (GO)
            3.000%, 10/01/25                                    500     526,255
Princeton (GO)
            3.000%, 09/15/24                                  1,515   1,601,718
                                                                    -----------
TOTAL NEW JERSEY                                                      3,417,785
                                                                    -----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEW MEXICO -- (1.8%)
New Mexico State (GO)
            5.000%, 03/01/21                                 $1,000 $ 1,098,620
New Mexico State Severance Tax Permanent Fund (RB) Series A
            5.000%, 07/01/27                                  4,000   4,826,640
Santa Fe County (GO)
            5.000%, 07/01/22                                    710     804,366
                                                                    -----------
TOTAL NEW MEXICO                                                      6,729,626
                                                                    -----------
NEW YORK -- (5.8%)
City of New York (GO) Series A
            5.000%, 08/01/24                                    100     117,064
City of New York (GO) Series B
            5.000%, 08/01/19                                    100     105,163
City of New York (GO) Series E
            5.000%, 08/01/19                                    250     262,908
            5.000%, 08/01/21                                    265     293,904
City of New York (GO) Series F
            5.000%, 08/01/21                                    450     499,081
City of New York (GO) Series F-1
            5.000%, 06/01/21                                    825     911,080
Corning City School District (BAN) (ST AID WITHHLDG)
            2.000%, 06/21/18                                    675     676,762
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19                                    250     261,848
Long Island Power Authority (RB) Series A BHAC-CR (BHAC-CR)
(currency)  6.000%, 05/01/33
            (Pre-refunded @ $100, 5/1/19)                       600     634,068
Metropolitan Transportation Authority (RB)
            5.000%, 11/15/25                                  1,275   1,504,143
Middle Country Central School District (GO) (ST AID
  WITHHLDG)
            2.000%, 08/15/21                                    400     404,376
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20                                    760     766,680
New York State Dormitory Authority (RB)
(currency)  6.250%, 12/01/37
            (Pre-refunded @ $100, 12/1/18)                      250     259,908
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18                                    150     150,207
            5.000%, 03/15/19                                    350     364,059
            5.000%, 03/15/21                                  1,000   1,100,790
            5.000%, 03/15/23                                    600     690,318
            5.000%, 02/15/25                                    500     589,010

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22                                 $  800 $   898,560
            5.000%, 02/15/24                                    300     349,263
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19                                    250     260,043
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18                                    350     351,599
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20                                    810     867,324
            5.000%, 03/15/25                                    500     589,975
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23                                    315     317,265
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22                                    540     546,307
Town of Brookhaven (GO) Series A
            3.000%, 02/01/18                                    650     650,000
Town of Hempstead (GO) Series A
            4.000%, 04/15/18                                    650     653,490
Triborough Bridge & Tunnel Authority (RB)
            4.000%, 11/15/27                                  1,500   1,701,180
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/18                                    325     334,392
            5.000%, 11/15/20                                  4,700   5,129,580
                                                                    -----------
TOTAL NEW YORK                                                       22,240,347
                                                                    -----------
NORTH CAROLINA -- (3.1%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19                                  3,000   3,149,340
New Hanover County (GO)
            5.000%, 02/01/23                                  1,550   1,781,229
North Carolina Eastern Municipal Power Agency (RB) Series B
  (NATL-IBC) (ETM)
            6.000%, 01/01/22                                  1,725   2,001,845
North Carolina Medical Care Commission (RB) Series D
(currency)  6.250%, 12/01/33
            (Pre-refunded @ $100, 12/1/18)                    1,000   1,039,800
North Carolina State (GO) Series B
            5.000%, 06/01/25                                  1,405   1,677,289
North Carolina State (GO) Series D
            4.000%, 06/01/23                                    350     387,275

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NORTH CAROLINA -- (Continued)
Wake County (GO)
            5.000%, 03/01/19                                 $  160 $   166,189
            5.000%, 09/01/21                                  1,300   1,448,876
                                                                    -----------
TOTAL NORTH CAROLINA                                                 11,651,843
                                                                    -----------
NORTH DAKOTA -- (0.5%)
City of West Fargo (GO) Series A
            5.000%, 05/01/24                                  1,150   1,338,416
North Dakota State University of Agriculture & Applied
  Science (RB) Series A
            5.000%, 04/01/21                                    500     547,205
                                                                    -----------
TOTAL NORTH DAKOTA                                                    1,885,621
                                                                    -----------
OHIO -- (1.9%)
City of Columbus (GO) Series A
            3.000%, 07/01/22                                    835     874,429
City of Columbus (GO) Series B
            5.000%, 02/15/23                                    475     544,170
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21                                    500     559,545
Ohio State (GO) Series A
            5.000%, 09/15/21                                    800     891,680
            5.000%, 08/01/22                                  1,000   1,135,790
            5.000%, 09/15/22                                    750     854,122
Ohio State (GO) Series B
            5.000%, 06/15/22                                    450     509,630
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21                                  1,550   1,714,904
                                                                    -----------
TOTAL OHIO                                                            7,084,270
                                                                    -----------
OKLAHOMA -- (0.4%)
City of Tulsa (GO)
            4.000%, 03/01/18                                  1,500   1,503,360
                                                                    -----------
OREGON -- (1.1%)
City of McMinnville (GO)
            5.000%, 02/01/22                                    290     324,684
City of Portland Water System Revenue (RB) Series A
            5.000%, 04/01/21                                  1,250   1,378,137
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
            3.000%, 06/15/25                                    940     979,809
Oregon State (GO) Series E
            5.000%, 08/01/21                                    410     455,305
Oregon State (GO) Series F
            3.000%, 05/01/20                                    750     773,243

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
OREGON -- (Continued)
Oregon State (GO) Series L
            5.000%, 11/01/19                                 $  200 $   211,986
                                                                    -----------
TOTAL OREGON                                                          4,123,164
                                                                    -----------
PENNSYLVANIA -- (0.4%)
Berks County (GO)
            5.000%, 11/15/22                                    445     508,470
City of Philadelphia (GO) Series A (AGM)
(currency)  5.250%, 12/15/32
            (Pre-refunded @ $100, 12/15/18)                     500     516,525
Commonwealth of Pennsylvania (GO) Series 1
            5.000%, 07/01/21                                    550     604,368
                                                                    -----------
TOTAL PENNSYLVANIA                                                    1,629,363
                                                                    -----------
RHODE ISLAND -- (0.8%)
Rhode Island State (GO) Series A
            5.000%, 08/01/19                                  1,800   1,892,106
            5.000%, 08/01/21                                  1,000   1,105,130
                                                                    -----------
TOTAL RHODE ISLAND                                                    2,997,236
                                                                    -----------
SOUTH CAROLINA -- (1.4%)
Aiken County Consolidated School District (GO) Series A
  (SCSDE)
            5.000%, 03/01/20                                    770     822,861
Anderson County School District No. 4 (GO) Series A (SCSDE)
            5.000%, 03/01/21                                    500     548,995
City of North Charleston (GO) (ST AID WITHHLDG)
            5.000%, 06/01/21                                    500     553,025
Clemson University (RB) Series B
            5.000%, 05/01/25                                    750     888,292
Lexington & Richland School District No. 5 (GO) (SCSDE)
            5.000%, 03/01/19                                  1,440   1,495,858
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20                                    500     534,540
Richland County School District No. 2 (GO) Series A (SCSDE)
            5.000%, 02/01/20                                    600     639,942
                                                                    -----------
TOTAL SOUTH CAROLINA                                                  5,483,513
                                                                    -----------
TENNESSEE -- (4.2%)
Blount County (GO) Series B
            5.000%, 06/01/22                                  2,635   2,975,310

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TENNESSEE -- (Continued)
City of Clarksville Water Sewer & Gas Revenue (RB)
            5.000%, 02/01/20                                 $  565 $   601,923
City of Knoxville Wastewater System Revenue (RB) Series A
            5.000%, 04/01/19                                  1,825   1,900,774
City of Knoxville Wastewater System Revenue (RB) Series B
            4.000%, 04/01/22                                    310     336,455
City of Memphis (GO) Series A
            5.000%, 04/01/25                                  1,250   1,478,950
Hamilton County (GO) Series B
            5.000%, 03/01/22                                  1,735   1,955,380
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/22                                    650     736,093
Metropolitan Government of Nashville & Davidson County (GO)
  Series A
(currency)  5.000%, 07/01/25
            (Pre-refunded @ $100, 7/1/20)                     3,000   3,234,600
Sullivan County (GO) Series A
            5.000%, 04/01/21                                    450     494,667
Sumner County (GO)
            5.000%, 12/01/21                                    230     257,572
            5.000%, 12/01/22                                    640     731,776
Town of Collierville (GO) Series A
            5.000%, 01/01/21                                  1,095   1,198,926
                                                                    -----------
TOTAL TENNESSEE                                                      15,902,426
                                                                    -----------
TEXAS -- (19.0%)
Austin Independent School District (GO) Series B
            5.000%, 08/01/20                                  2,410   2,607,331
Bexar County (GO)
            5.000%, 06/15/20                                    500     538,390
            5.000%, 06/15/21                                  1,275   1,409,104
City of Dallas (GO) Series A
            5.000%, 02/15/21                                    500     544,585
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19                                    180     186,660
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/21                                  1,745   1,914,143
City of Fort Worth Water & Sewer System Revenue (RB)
  Series A
            5.000%, 02/15/25                                  1,930   2,276,338
City of Garland (GO) Series A
            5.000%, 02/15/24                                    200     232,226

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (Continued)
City of Houston (GO) (TRANS)
            4.000%, 06/29/18                                 $3,000 $ 3,033,390
City of Houston Combined Utility System Revenue (RB)
  (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)                    5,000   5,244,450
City of Irving (GO) Series A
            5.000%, 09/15/18                                    710     725,613
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21                                    700     766,577
            5.000%, 02/01/22                                  2,025   2,270,511
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/21                                    790     866,085
Dallas Independent School District (GO) Series A (PSF-GTD)
            5.000%, 08/15/24                                  3,250   3,829,312
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24                                    500     585,790
Fort Bend Independent School District (GO) Series C
  (PSF-GTD)
            5.000%, 02/15/24                                  1,275   1,478,095
Fort Worth Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/26                                    445     528,745
Grapevine-Colleyville Independent School District (GO)
  (PSF-GTD)
            2.000%, 08/15/19                                  1,500   1,511,565
Harris County (GO) Series A
            5.000%, 10/01/19                                  1,000   1,056,940
Highland Park Independent School District (GO)
            5.000%, 02/15/23                                  2,000   2,291,240
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                  1,500   1,601,130
Houston Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/26                                    750     891,142
Humble Independent School District (GO) Series B (PSF-GTD)
            5.000%, 02/15/20                                  1,000   1,065,970
Katy Independent School District (GO) Series A (PSF-GTD)
            5.000%, 02/15/20                                    750     799,943
            5.000%, 02/15/21                                    400     438,396
Northwest Independent School District (GO) Series A
  (PSF-GTD)
            5.000%, 02/15/24                                  1,000   1,164,830

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (Continued)
Permanent University Fund - University of Texas System (RB)
  Series B
            5.000%, 07/01/20                                 $2,875 $ 3,104,080
San Antonio Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20                                    400     427,052
Texas State (GO)
            5.000%, 04/01/19                                    250     260,320
            5.000%, 10/01/22                                  1,140   1,298,631
            5.000%, 10/01/23                                    375     435,169
            5.000%, 04/01/25                                  2,185   2,582,036
Texas State (GO) Series A
            5.000%, 10/01/21                                  1,300   1,448,304
            5.000%, 10/01/25                                    845   1,005,753
Texas State (RN)
            4.000%, 08/30/18                                  8,500   8,630,645
Texas Transportation Commission State Highway Fund (RB)
  Series A
            5.000%, 10/01/19                                  1,000   1,057,620
University of Texas System (The) (RB) Series A
            5.250%, 08/15/18                                    800     817,088
University of Texas System (The) (RB) Series D
            5.000%, 08/15/21                                    615     683,468
University of Texas System (The) (RB) Series J
            5.000%, 08/15/25                                  3,000   3,571,200
Williamson County (GO)
            5.000%, 02/15/21                                  5,640   6,179,635
Wylie Independent School District (GO) Series C (PSF-GTD)
            6.750%, 08/15/18                                  1,000   1,029,070
                                                                    -----------
TOTAL TEXAS                                                          72,388,572
                                                                    -----------
UTAH -- (1.2%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21                                    550     605,611
Central Utah Water Conservancy District (RB) Series A
            5.000%, 10/01/20                                    450     488,754
Snyderville Basin Special Recreation District (GO) Series B
            4.000%, 12/15/20                                    540     575,100
Utah State (GO)
            5.000%, 07/01/22                                    800     909,240
Utah State (GO) Series C
            5.000%, 07/01/18                                  1,650   1,675,855

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
UTAH -- (Continued)
Washington County School District Board of Education (GO)
  (SCH BD GTY)
            5.000%, 03/01/18                                 $  475 $   476,425
                                                                    -----------
TOTAL UTAH                                                            4,730,985
                                                                    -----------
VERMONT -- (0.3%)
Vermont State (GO) Series B
            5.000%, 08/15/23                                  1,000   1,160,450
                                                                    -----------
VIRGINIA -- (2.4%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
            5.000%, 09/01/21                                    840     934,954
            5.000%, 09/01/22                                    475     540,864
City of Richmond (GO) Series A (ST AID WITHHLDG)
            5.000%, 03/01/20                                  1,635   1,746,196
Commonwealth of Virginia (GO) Series D
            5.000%, 06/01/19                                  2,260   2,365,926
Loudoun County (GO) Series B (ST AID WITHHLDG)
            5.000%, 12/01/20                                    550     601,216
Pittsylvania County (GO) (ST AID WITHHLDG)
            5.000%, 02/01/21                                  1,830   1,999,000
Virginia Resources Authority (RB)
(currency)  5.000%, 10/01/22
            (Pre-refunded @ $100, 10/1/18)                    1,000   1,024,090
                                                                    -----------
TOTAL VIRGINIA                                                        9,212,246
                                                                    -----------
WASHINGTON -- (8.4%)
City of Marysville Water & Sewer Revenue (RB)
            5.000%, 04/01/20                                    755     808,862
City of Seattle Drainage & Wastewater Revenue (RB)
            5.000%, 09/01/20                                  1,500   1,626,810
            5.000%, 04/01/21                                    445     489,892
City of Seattle Municipal Light & Power Revenue (RB)
            5.000%, 09/01/20                                    650     704,613
County of Kitsap WA (GO)
            5.000%, 06/01/21                                  1,455   1,606,320
King County (GO) Series A
            5.000%, 07/01/20                                    265     285,919
King County School District No. 405 Bellevue (GO) Series A
  (SCH BD GTY)
            5.000%, 12/01/18                                    500     514,930
            5.000%, 12/01/20                                  1,350   1,473,754

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
WASHINGTON -- (Continued)
King County School District No. 411 Issaquah (GO) (SCH BD
  GTY)
            5.000%, 12/01/23                                 $1,440 $ 1,680,048
King County School District No. 414 Lake Washington (GO)
  (SCH BD GTY)
            5.000%, 12/01/22                                  2,000   2,288,800
King County Sewer Revenue (RB)
            5.000%, 01/01/21                                    585     639,645
King County Sewer Revenue (RB) Series B
            5.000%, 07/01/22                                  1,165   1,319,840
            5.000%, 07/01/25                                  1,305   1,550,731
Pierce County School District No.10 Tacoma (GO) (SCH BD GTY)
            5.000%, 12/01/18                                    500     514,885
Snohomish County Public Utility District No. 1 (RB)
            5.000%, 12/01/18                                    895     921,045
Snohomish County School District No. 6 Mukilteo (GO) (SCH
  BD GTY)
            5.000%, 12/01/25                                  2,000   2,386,460
Spokane County (GO)
            5.000%, 12/01/20                                    450     490,599
Tacoma Metropolitan Park District (GO) Series B
            5.000%, 12/01/21                                    350     391,545
Washington Health Care Facilities Authority (RB)
(currency)  7.375%, 03/01/38
            (Pre-refunded @ $100, 3/1/19)                     3,000   3,188,160
(currency)  5.625%, 10/01/38
            (Pre-refunded @ $100, 10/1/19)                    1,000   1,066,150
Washington State (GO) Series 2013A
            5.000%, 08/01/21                                    200     222,100
Washington State (GO) Series 2017-A
            5.000%, 08/01/26                                  1,675   2,010,804
Washington State (GO) Series A-1
            5.000%, 08/01/21                                    800     888,400
Washington State (GO) Series B
            4.000%, 07/01/18                                  1,000   1,011,140
            5.000%, 07/01/20                                    325     350,818
            5.000%, 07/01/25                                    475     564,086
Washington State (GO) Series R-2012C
            4.000%, 07/01/21                                    100     107,492
Washington State (GO) Series R-2013A
            5.000%, 07/01/21                                  1,520   1,684,054

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2015E
            5.000%, 07/01/18                                 $1,005 $ 1,020,326
                                                                    -----------
TOTAL WASHINGTON                                                     31,808,228
                                                                    -----------
WEST VIRGINIA -- (0.8%)
Jefferson County Board of Education (GO) (WV BD COMM)
            4.000%, 05/01/20                                    250     262,055
West Virginia State (GO)
            4.000%, 11/01/20                                  1,975   2,097,470
West Virginia State (GO) Series A
            5.000%, 06/01/19                                    550     574,882
                                                                    -----------
TOTAL WEST VIRGINIA                                                   2,934,407
                                                                    -----------
WISCONSIN -- (5.2%)
City of Janesville (GO)
            3.000%, 03/01/24                                  2,000   2,088,260
City of Madison Water Utility Revenue (RB)
            5.000%, 01/01/21                                  1,000   1,093,110
City of Milwaukee (GO) Series N3
            5.000%, 05/15/20                                  1,000   1,074,600
Germantown School District (GO) Series A
            5.000%, 04/01/27                                  1,000   1,209,050
Milwaukee County (GO) Series E
            2.000%, 12/01/20                                  1,060   1,069,328
Milwaukee County Metropolitan Sewer District (GO) Series A
            5.000%, 10/01/25                                  2,635   3,162,948
Oak Creek Franklin Joint School District (GO) Series B
            3.000%, 04/01/20                                    630     647,590
Wisconsin Health & Educational Facilities Authority (RB)
  Series A
(currency)  5.250%, 12/01/35
            (Pre-refunded @ $100, 12/3/18)                    2,500   2,577,350
Wisconsin State (GO) Series 1
            5.000%, 05/01/19                                    500     521,850
Wisconsin State (GO) Series 1 (AMBAC)
            5.000%, 05/01/19                                  1,310   1,367,247
Wisconsin State (GO) Series 2
            5.000%, 11/01/20                                    600     653,922
            5.000%, 11/01/22                                  1,400   1,600,186
Wisconsin State (GO) Series 3
            5.000%, 11/01/22                                  1,875   2,143,106

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series B
    5.000%, 05/01/21                                         $400  $    441,652
                                                                   ------------
TOTAL WISCONSIN                                                      19,650,199
                                                                   ------------
TOTAL MUNICIPAL BONDS                                               380,531,902
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $383,309,361)^^                                              $380,531,902
                                                                   ============

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds                         --    $380,531,902   --    $380,531,902
                                        --    ------------   --    ------------
TOTAL                                   --    $380,531,902   --    $380,531,902
                                        ==    ============   ==    ============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ ----------
COMMON STOCKS -- (95.5%)

Consumer Discretionary -- (16.6%)
*   1-800-Flowers.com, Inc. Class A                         600  $    6,255
    Aaron's, Inc.                                         1,222      49,968
    Abercrombie & Fitch Co. Class A                       1,182      24,479
#   Adient P.L.C.                                           403      26,114
*   Adtalem Global Education, Inc.                        1,197      55,062
    Advance Auto Parts, Inc.                                495      57,910
*   Amazon.com, Inc.                                        765   1,109,931
#   AMC Entertainment Holdings, Inc. Class A              1,323      16,934
*   AMC Networks, Inc. Class A                              412      21,255
*   America's Car-Mart, Inc.                                140       6,454
*   American Axle & Manufacturing Holdings, Inc.          1,414      24,957
    American Eagle Outfitters, Inc.                       3,500      63,000
#*  American Outdoor Brands Corp.                         1,129      13,469
    Aptiv P.L.C.                                            500      47,440
    Aramark                                               2,812     128,818
*   Asbury Automotive Group, Inc.                           700      50,855
*   Ascent Capital Group, Inc. Class A                      200       1,886
#   Autoliv, Inc.                                           600      91,326
*   AutoNation, Inc.                                      1,520      91,534
*   AutoZone, Inc.                                           25      19,136
*   AV Homes, Inc.                                          469       7,926
*   Barnes & Noble Education, Inc.                          929       6,178
    Beasley Broadcast Group, Inc. Class A                   300       3,765
    Bed Bath & Beyond, Inc.                               1,500      34,620
*   Belmond, Ltd. Class A                                 2,013      25,968
    Best Buy Co., Inc.                                    3,240     236,714
#   Big 5 Sporting Goods Corp.                              600       3,390
#   Big Lots, Inc.                                        1,158      70,383
*   Biglari Holdings, Inc.                                   28      11,555
    BJ's Restaurants, Inc.                                  536      20,234
    Bloomin' Brands, Inc.                                 1,659      36,548
    BorgWarner, Inc.                                      1,629      91,648
*   Bright Horizons Family Solutions, Inc.                  712      69,918
#   Brinker International, Inc.                             525      19,079
    Brunswick Corp.                                       1,491      93,605
#   Buckle, Inc. (The)                                      400       8,020
*   Buffalo Wild Wings, Inc.                                200      31,400
*   Build-A-Bear Workshop, Inc.                             500       4,300
*   Burlington Stores, Inc.                                 364      44,302
    Cable One, Inc.                                          82      57,894
    CalAtlantic Group, Inc.                               1,848     103,728
    Caleres, Inc.                                           960      28,454
    Callaway Golf Co.                                       980      14,475
*   Cambium Learning Group, Inc.                          1,078       7,568
    Capella Education Co.                                   231      18,376
*   Career Education Corp.                                2,500      31,000
*   CarMax, Inc.                                          2,088     149,021
    Carnival Corp.                                        1,701     121,809
    Carriage Services, Inc.                                 300       7,989
*   Carrols Restaurant Group, Inc.                          883      10,993
    Carter's, Inc.                                          474      57,022

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    Cato Corp. (The) Class A                                 700 $    8,316
*   Cavco Industries, Inc.                                   200     30,630
    CBS Corp. Class B                                        964     55,536
*   Century Communities, Inc.                                400     12,640
*   Charter Communications, Inc. Class A                   1,147    432,706
#   Cheesecake Factory, Inc. (The)                           800     39,352
    Chico's FAS, Inc.                                      2,100     19,971
    Children's Place, Inc. (The)                             500     74,900
*   Chipotle Mexican Grill, Inc.                              51     16,563
    Choice Hotels International, Inc.                        490     40,254
*   Chuy's Holdings, Inc.                                    602     15,953
#   Cinemark Holdings, Inc.                                2,138     78,678
    Columbia Sportswear Co.                                  800     59,736
    Comcast Corp. Class A                                 29,173  1,240,728
#   Cooper Tire & Rubber Co.                               1,440     56,304
*   Cooper-Standard Holdings, Inc.                           348     43,357
    Core-Mark Holding Co., Inc.                              800     17,672
#   Cracker Barrel Old Country Store, Inc.                   400     70,592
*   Crocs, Inc.                                              602      8,133
    Culp, Inc.                                               300      9,540
    Dana, Inc.                                             4,036    133,148
    Darden Restaurants, Inc.                               1,035     99,205
#*  Dave & Buster's Entertainment, Inc.                      961     45,167
*   Deckers Outdoor Corp.                                    746     63,940
*   Del Frisco's Restaurant Group, Inc.                      200      3,500
*   Del Taco Restaurants, Inc.                               885     11,213
*   Delphi Technologies P.L.C.                               166      9,168
*   Denny's Corp.                                            998     14,960
#*  Destination XL Group, Inc.                               609      1,583
    Dick's Sporting Goods, Inc.                            1,296     40,772
#   Dillard's, Inc. Class A                                  821     55,467
#   DineEquity, Inc.                                         566     31,345
#*  Discovery Communications, Inc. Class A                 1,388     34,797
#*  Discovery Communications, Inc. Class C                 2,337     55,761
*   DISH Network Corp. Class A                               572     26,827
    Dollar General Corp.                                   1,755    180,976
*   Dollar Tree, Inc.                                      2,202    253,230
#   Domino's Pizza, Inc.                                     205     44,454
*   Dorman Products, Inc.                                    400     30,176
    DR Horton, Inc.                                        3,620    177,561
    DSW, Inc. Class A                                      1,904     38,137
#   Dunkin' Brands Group, Inc.                               626     40,471
    Entercom Communications Corp. Class A                  1,755     19,393
    Entravision Communications Corp. Class A               1,558     10,828
    Ethan Allen Interiors, Inc.                              800     19,880
*   EW Scripps Co. (The) Class A                             879     14,073
    Expedia, Inc.                                            761     97,416
*   Express, Inc.                                          1,624     11,336
#*  Fiesta Restaurant Group, Inc.                            433      8,314
    Finish Line, Inc. (The) Class A                          700      7,931
#*  Five Below, Inc.                                         467     30,322
    Flexsteel Industries, Inc.                               282     12,149
    Foot Locker, Inc.                                      1,678     82,474

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Consumer Discretionary -- (Continued)
    Ford Motor Co.                                        23,573 $258,596
*   Fox Factory Holding Corp.                              1,139   43,681
*   Francesca's Holdings Corp.                             1,448    8,442
*   FTD Cos., Inc.                                           492    2,883
*   G-III Apparel Group, Ltd.                              1,200   44,820
#   GameStop Corp. Class A                                 2,894   48,648
    Gannett Co., Inc.                                      1,889   22,290
#   Gap, Inc. (The)                                        3,489  115,974
    Garmin, Ltd.                                           1,300   81,822
    General Motors Co.                                     9,839  417,272
*   Genesco, Inc.                                            400   13,940
    Gentex Corp.                                           4,126   97,704
*   Gentherm, Inc.                                           750   24,000
    Genuine Parts Co.                                      1,282  133,418
#*  Global Eagle Entertainment, Inc.                       1,749    5,055
    Goodyear Tire & Rubber Co. (The)                       3,008  104,739
    Graham Holdings Co. Class B                               45   26,750
*   Grand Canyon Education, Inc.                             866   80,529
*   Gray Television, Inc.                                  1,180   19,293
*   Green Brick Partners, Inc.                                52      582
    Group 1 Automotive, Inc.                                 500   39,225
#*  Groupon, Inc.                                          2,278   12,051
#   Guess?, Inc.                                           1,384   25,424
    H&R Block, Inc.                                        1,384   36,731
#   Hanesbrands, Inc.                                      1,700   36,924
#   Harley-Davidson, Inc.                                    848   41,094
    Hasbro, Inc.                                             400   37,828
    Haverty Furniture Cos., Inc.                             600   13,380
*   Helen of Troy, Ltd.                                      402   37,446
#*  Hibbett Sports, Inc.                                     267    6,034
*   Hilton Grand Vacations, Inc.                             744   33,458
    Hilton Worldwide Holdings, Inc.                          673   57,642
    Home Depot, Inc. (The)                                 2,426  487,383
    Hooker Furniture Corp.                                   200    7,430
*   Horizon Global Corp.                                     182    1,538
*   Houghton Mifflin Harcourt Co.                          1,937   16,271
*   Hyatt Hotels Corp. Class A                               300   24,390
    ILG, Inc.                                              1,948   61,187
*   IMAX Corp.                                               634   12,585
*   Installed Building Products, Inc.                        475   34,176
    Interpublic Group of Cos., Inc. (The)                  3,652   79,942
#*  iRobot Corp.                                             344   30,530
*   J Alexander's Holdings, Inc.                             279    2,692
    Jack in the Box, Inc.                                    400   36,396
#*  JC Penney Co., Inc.                                    3,485   12,929
    John Wiley & Sons, Inc. Class A                          940   59,596
    John Wiley & Sons, Inc. Class B                           70    4,480
*   K12, Inc.                                                700   12,145
    KB Home                                                1,375   43,340
*   Kirkland's, Inc.                                         474    5,029
    Kohl's Corp.                                           2,523  163,415
#   L Brands, Inc.                                           400   20,036
*   La Quinta Holdings, Inc.                               1,510   30,094

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Consumer Discretionary -- (Continued)
    La-Z-Boy, Inc.                                          800  $ 24,120
*   Lakeland Industries, Inc.                               200     2,820
    LCI Industries                                          527    58,102
    Lear Corp.                                            1,021   197,196
    Leggett & Platt, Inc.                                   460    21,395
#   Lennar Corp. Class A                                  1,539    96,434
    Lennar Corp. Class B                                     30     1,519
    Libbey, Inc.                                            640     4,525
*   Liberty Broadband Corp. Class A                         185    17,508
*   Liberty Broadband Corp. Class C                       1,008    96,314
*   Liberty Expedia Holdings, Inc. Class A                  478    22,413
*   Liberty Interactive Corp., QVC Group Class A          3,518    98,821
*   Liberty Media Corp.-Liberty Braves Class A               74     1,746
*   Liberty Media Corp.-Liberty Braves Class C              148     3,479
*   Liberty Media Corp.-Liberty Formula One Class A         185     6,601
#*  Liberty Media Corp.-Liberty Formula One Class C         370    13,945
*   Liberty Media Corp.-Liberty SiriusXM Class A            740    33,307
*   Liberty Media Corp.-Liberty SiriusXM Class C          1,480    66,319
*   Liberty TripAdvisor Holdings, Inc. Class A            1,193    10,498
*   Liberty Ventures Series A                               980    57,751
    Lifetime Brands, Inc.                                   500     8,725
#*  Lions Gate Entertainment Corp. Class A                  969    32,791
*   Lions Gate Entertainment Corp. Class B                  561    17,952
#   Lithia Motors, Inc. Class A                             400    49,984
*   Live Nation Entertainment, Inc.                       1,764    79,486
*   LKQ Corp.                                             3,200   134,496
    Lowe's Cos., Inc.                                     1,781   186,524
*   Lululemon Athletica, Inc.                               404    31,597
#*  Lumber Liquidators Holdings, Inc.                       171     4,778
*   M/I Homes, Inc.                                         500    16,170
#   Macy's, Inc.                                          1,800    46,710
*   Madison Square Garden Co. (The) Class A                 309    66,695
    Marcus Corp. (The)                                      500    13,000
*   MarineMax, Inc.                                         380     8,721
    Marriott International, Inc. Class A                    760   111,978
    Marriott Vacations Worldwide Corp.                      290    44,176
#   Mattel, Inc.                                          1,400    22,176
#*  McClatchy Co. (The) Class A                              12       110
    McDonald's Corp.                                      1,637   280,156
    MDC Holdings, Inc.                                    1,040    35,058
#   Meredith Corp.                                          800    52,912
*   Meritage Homes Corp.                                  1,000    47,450
*   Michael Kors Holdings, Ltd.                           1,487    98,142
*   Michaels Cos., Inc. (The)                               965    25,930
*   Modine Manufacturing Co.                              1,100    25,685
*   Mohawk Industries, Inc.                                 352    98,933
#   Monro, Inc.                                             420    23,730
*   Motorcar Parts of America, Inc.                         400    10,888
    Movado Group, Inc.                                      300     9,180
*   MSG Networks, Inc. Class A                            1,156    27,744
#*  Murphy USA, Inc.                                        866    73,878
    National CineMedia, Inc.                                723     4,844
*   Nautilus, Inc.                                          477     6,129

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Consumer Discretionary -- (Continued)
*   Netflix, Inc.                                            196 $ 52,979
    New Media Investment Group, Inc.                       1,096   18,522
#   New York Times Co. (The) Class A                       1,579   36,712
    Newell Brands, Inc.                                    1,357   35,879
    News Corp. Class A                                     2,450   41,920
    News Corp. Class B                                     1,868   32,597
#   Nexstar Media Group, Inc. Class A                        851   63,910
    NIKE, Inc. Class B                                     2,400  163,728
#   Nordstrom, Inc.                                        1,000   49,310
*   Norwegian Cruise Line Holdings, Ltd.                   1,620   98,399
#   Nutrisystem, Inc.                                        600   25,950
*   NVR, Inc.                                                 20   63,563
*   O'Reilly Automotive, Inc.                                176   46,585
    Office Depot, Inc.                                    10,039   32,627
*   Ollie's Bargain Outlet Holdings, Inc.                    720   39,996
#   Omnicom Group, Inc.                                      600   45,990
*   Overstock.com, Inc.                                      300   20,610
    Oxford Industries, Inc.                                  400   31,520
#   Papa John's International, Inc.                          500   32,445
#*  Party City Holdco, Inc.                                1,375   19,938
    Penske Automotive Group, Inc.                          2,200  114,818
*   Planet Fitness, Inc. Class A                           1,146   38,689
*   Playa Hotels & Resorts NV                              1,581   16,379
    Polaris Industries, Inc.                                 402   45,430
    Pool Corp.                                               353   47,740
*   Priceline Group, Inc. (The)                               67  128,107
    PulteGroup, Inc.                                       2,800   89,124
    PVH Corp.                                                632   98,011
    Ralph Lauren Corp.                                       227   25,948
*   Reading International, Inc. Class A                       20      330
*   Red Lion Hotels Corp.                                    600    6,270
*   Red Robin Gourmet Burgers, Inc.                          400   21,060
    Regal Entertainment Group Class A                        600   13,728
*   Regis Corp.                                            1,386   22,065
    Rocky Brands, Inc.                                       200    3,440
    Ross Stores, Inc.                                      1,000   82,390
    Royal Caribbean Cruises, Ltd.                          1,067  142,498
    Ruth's Hospitality Group, Inc.                           695   16,472
    Saga Communications, Inc. Class A                        133    5,267
    Salem Media Group, Inc.                                  400    1,860
#*  Sally Beauty Holdings, Inc.                              900   14,949
    Scholastic Corp.                                         779   29,929
    Scripps Networks Interactive, Inc. Class A               717   63,089
    Service Corp. International                              922   36,852
*   ServiceMaster Global Holdings, Inc.                      795   41,912
#   Shoe Carnival, Inc.                                      500   11,425
*   Shutterfly, Inc.                                         573   39,050
#   Signet Jewelers, Ltd.                                    862   45,600
#   Sinclair Broadcast Group, Inc. Class A                 1,300   48,230
#   Sirius XM Holdings, Inc.                               3,200   19,552
    Six Flags Entertainment Corp.                            767   51,819
*   Skechers U.S.A., Inc. Class A                          1,797   74,018
*   Sleep Number Corp.                                       580   21,831

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Consumer Discretionary -- (Continued)
    Sonic Automotive, Inc. Class A                          900  $ 19,395
#   Sonic Corp.                                             400    10,336
*   Sotheby's                                               932    49,172
    Speedway Motorsports, Inc.                            1,146    23,780
    Standard Motor Products, Inc.                           448    21,459
    Starbucks Corp.                                       2,226   126,459
*   Steven Madden, Ltd.                                   1,023    47,263
*   Stoneridge, Inc.                                        482    11,732
    Strattec Security Corp.                                  40     1,542
    Strayer Education, Inc.                                 248    22,935
#   Sturm Ruger & Co., Inc.                                 300    15,885
    Superior Industries International, Inc.                 800    13,480
    Superior Uniform Group, Inc.                            400     9,424
*   Tandy Leather Factory, Inc.                             300     2,205
    Tapestry, Inc.                                        2,804   131,900
    Target Corp.                                          2,400   180,528
*   Taylor Morrison Home Corp. Class A                    1,028    26,142
    TEGNA, Inc.                                           3,339    48,315
#*  Tempur Sealy International, Inc.                        600    35,784
    Tenneco, Inc.                                           980    56,850
#*  Tesla, Inc.                                              22     7,795
    Texas Roadhouse, Inc.                                   916    53,788
    Thor Industries, Inc.                                   840   114,794
    Tiffany & Co.                                         1,200   127,980
    Tile Shop Holdings, Inc.                                800     7,480
    Time Warner, Inc.                                     4,154   396,084
    TJX Cos., Inc. (The)                                    885    71,083
    Toll Brothers, Inc.                                   1,989    92,648
*   TopBuild Corp.                                          517    39,571
    Tower International, Inc.                               500    15,100
    Tractor Supply Co.                                      600    45,750
*   TRI Pointe Group, Inc.                                1,600    26,096
#*  TripAdvisor, Inc.                                       300    10,401
*   tronc, Inc.                                           1,027    20,951
#*  Tuesday Morning Corp.                                   600     1,740
    Tupperware Brands Corp.                                 400    23,104
    Twenty-First Century Fox, Inc. Class A                6,450   238,005
    Twenty-First Century Fox, Inc. Class B                2,646    96,553
*   Ulta Salon Cosmetics & Fragrance, Inc.                  200    44,420
#*  Under Armour, Inc. Class A                            1,495    20,721
#*  Under Armour, Inc. Class C                            1,707    21,935
*   Unifi, Inc.                                             666    23,716
*   Universal Electronics, Inc.                             300    13,830
*   Urban Outfitters, Inc.                                1,900    64,809
    Vail Resorts, Inc.                                      140    30,598
*   Vera Bradley, Inc.                                       70       650
    VF Corp.                                                600    48,684
    Viacom, Inc. Class A                                    120     4,674
    Viacom, Inc. Class B                                  3,691   123,353
*   Vista Outdoor, Inc.                                     896    13,574
*   Visteon Corp.                                           710    92,357
    Walt Disney Co. (The)                                 5,800   630,286
    Wendy's Co. (The)                                     5,186    83,910

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Consumer Discretionary -- (Continued)
    Whirlpool Corp.                                         900  $   163,278
*   William Lyon Homes Class A                              674       18,299
#   Williams-Sonoma, Inc.                                 1,335       68,392
    Winmark Corp.                                            30        4,020
    Winnebago Industries, Inc.                              478       21,725
    Wolverine World Wide, Inc.                            1,128       37,032
    Wyndham Worldwide Corp.                                 568       70,506
    Yum! Brands, Inc.                                       600       50,754
*   Zumiez, Inc.                                            696       14,442
                                                                 -----------
Total Consumer Discretionary                                      19,257,536
                                                                 -----------
Consumer Staples -- (5.5%)
    Andersons, Inc. (The)                                   550       18,755
    Archer-Daniels-Midland Co.                            2,224       95,521
#*  Avon Products, Inc.                                   4,556       11,117
#   B&G Foods, Inc.                                       1,133       37,389
#*  Blue Buffalo Pet Products, Inc.                       1,762       59,873
    Bunge, Ltd.                                           1,383      109,852
*   Cal-Maine Foods, Inc.                                   606       25,785
#   Calavo Growers, Inc.                                    300       26,100
#   Campbell Soup Co.                                     1,225       57,024
#   Casey's General Stores, Inc.                            731       88,531
*   Central Garden & Pet Co.                                330       12,933
*   Central Garden & Pet Co. Class A                        599       22,594
#*  Chefs' Warehouse, Inc. (The)                            700       14,245
    Church & Dwight Co., Inc.                               800       39,080
    Clorox Co. (The)                                        500       70,845
    Coca-Cola Bottling Co. Consolidated                     200       40,504
    Coca-Cola Co. (The)                                   7,922      377,008
    Colgate-Palmolive Co.                                 1,400      103,936
    Conagra Brands, Inc.                                  2,832      107,616
    Costco Wholesale Corp.                                  953      185,711
#   Coty, Inc. Class A                                    3,613       70,851
*   Darling Ingredients, Inc.                             2,800       51,912
    Dean Foods Co.                                        1,700       17,629
    Dr Pepper Snapple Group, Inc.                         1,101      131,404
#*  Edgewell Personal Care Co.                              872       49,233
    Energizer Holdings, Inc.                                533       31,031
    Estee Lauder Cos., Inc. (The) Class A                   400       53,984
*   Farmer Brothers Co.                                     500       15,800
    Flowers Foods, Inc.                                   3,300       64,713
    Fresh Del Monte Produce, Inc.                           837       39,598
    General Mills, Inc.                                   1,144       66,913
*   Hain Celestial Group, Inc. (The)                      1,356       51,718
    Hershey Co. (The)                                       183       20,190
#   Hormel Foods Corp.                                    2,405       82,564
#*  Hostess Brands, Inc.                                  1,280       17,664
*   HRG Group, Inc.                                       2,893       52,797
    Ingles Markets, Inc. Class A                            300       10,080
    Ingredion, Inc.                                         860      123,530
    Inter Parfums, Inc.                                     750       34,200
    J&J Snack Foods Corp.                                   236       32,672

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)                                     754 $   95,675
    John B. Sanfilippo & Son, Inc.                           200     12,524
#   Kellogg Co.                                              544     37,052
    Kimberly-Clark Corp.                                     535     62,595
    Kraft Heinz Co. (The)                                  1,729    135,536
    Kroger Co. (The)                                       2,426     73,653
    Lamb Weston Holdings, Inc.                               380     22,268
    Lancaster Colony Corp.                                   328     42,115
*   Landec Corp.                                             800     10,520
    McCormick & Co., Inc. Non-Voting                         873     94,956
    Medifast, Inc.                                           300     20,613
    Mondelez International, Inc. Class A                   3,810    169,164
*   Monster Beverage Corp.                                   799     54,516
#   National Beverage Corp.                                  400     44,188
#   Orchids Paper Products Co.                                98      1,476
    PepsiCo, Inc.                                          2,982    358,735
*   Performance Food Group Co.                             1,346     46,235
#*  Pilgrim's Pride Corp.                                  1,221     33,907
    Pinnacle Foods, Inc.                                   1,074     66,524
#*  Post Holdings, Inc.                                    1,211     91,636
#   PriceSmart, Inc.                                         426     36,295
    Procter & Gamble Co. (The)                             7,543    651,263
*   Revlon, Inc. Class A                                     505     10,353
#   Sanderson Farms, Inc.                                    600     76,140
    Seaboard Corp.                                             5     21,680
    Snyder's-Lance, Inc.                                   1,140     56,977
    SpartanNash Co.                                          700     17,059
#   Spectrum Brands Holdings, Inc.                           286     33,880
*   Sprouts Farmers Market, Inc.                           2,195     61,306
#*  SUPERVALU, Inc.                                          293      4,641
    Sysco Corp.                                            1,100     69,157
#   Tootsie Roll Industries, Inc.                            688     24,630
#*  TreeHouse Foods, Inc.                                    742     34,993
    Tyson Foods, Inc. Class A                              2,000    152,220
*   United Natural Foods, Inc.                               900     42,840
    Wal-Mart Stores, Inc.                                 10,436  1,112,478
#   WD-40 Co.                                                200     24,750
    Weis Markets, Inc.                                       488     19,403
                                                                 ----------
Total Consumer Staples                                            6,446,855
                                                                 ----------
Energy -- (5.9%)
    Adams Resources & Energy, Inc.                            49      2,181
    Anadarko Petroleum Corp.                               1,644     98,722
    Andeavor                                               2,607    281,973
#*  Antero Resources Corp.                                 2,683     52,131
#   Apache Corp.                                           2,507    112,489
    Arch Coal, Inc. Class A                                  289     26,013
    Archrock, Inc.                                         1,611     14,982
    Baker Hughes a GE Co.                                  1,182     38,001
*   Bill Barrett Corp.                                     1,675      8,593
#   Bristow Group, Inc.                                      550      8,475
    Cabot Oil & Gas Corp.                                  1,458     38,418

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Energy -- (Continued)
#*  Callon Petroleum Co.                                   2,787 $   31,632
#*  Carrizo Oil & Gas, Inc.                                1,059     21,296
#*  Centennial Resource Development, Inc. Class A          2,190     44,698
    Cheniere Energy Partners L.P. Holdings LLC               407     11,587
#*  Cheniere Energy, Inc.                                  1,072     60,632
    Chevron Corp.                                          5,557    696,570
    Cimarex Energy Co.                                       398     44,656
*   Clean Energy Fuels Corp.                               2,859      4,489
*   CNX Resources Corp.                                    3,188     44,664
*   Concho Resources, Inc.                                   514     80,924
    ConocoPhillips                                         3,522    207,129
*   CONSOL Energy, Inc.                                      398     12,907
*   Continental Resources, Inc.                              491     27,265
#   Core Laboratories NV                                     259     29,604
    CVR Energy, Inc.                                         700     25,053
*   Dawson Geophysical Co.                                   564      3,598
    Delek US Holdings, Inc.                                2,421     84,469
    DHT Holdings, Inc.                                       945      3,270
#*  Diamond Offshore Drilling, Inc.                        1,155     20,420
#*  Diamondback Energy, Inc.                                 313     39,281
*   Dorian LPG, Ltd.                                          66        504
*   Dril-Quip, Inc.                                          700     36,155
*   Eclipse Resources Corp.                                4,372      9,356
*   Energen Corp.                                            740     38,650
    EnLink Midstream LLC                                   1,731     32,197
#   Ensco P.L.C. Class A                                   5,594     33,005
    EOG Resources, Inc.                                    1,038    119,370
    EQT Corp.                                              1,185     64,334
*   Era Group, Inc.                                          834      8,448
*   Exterran Corp.                                           805     23,248
    Exxon Mobil Corp.                                     11,559  1,009,101
*   Forum Energy Technologies, Inc.                        1,619     27,361
    Frank's International NV                               1,200      8,304
#   GasLog, Ltd.                                             584     11,797
*   Geospace Technologies Corp.                              222      3,055
#   Green Plains, Inc.                                       700     12,250
*   Gulfport Energy Corp.                                  1,806     18,367
    Halliburton Co.                                          625     33,562
*   Helix Energy Solutions Group, Inc.                     4,404     33,162
    Helmerich & Payne, Inc.                                  600     43,218
#   Hess Corp.                                             1,926     97,282
    HollyFrontier Corp.                                    2,283    109,493
    Kinder Morgan, Inc.                                    4,939     88,803
#*  Kosmos Energy, Ltd.                                    4,409     30,466
*   Laredo Petroleum, Inc.                                 2,249     21,883
    Marathon Oil Corp.                                     1,428     25,975
    Marathon Petroleum Corp.                               3,606    249,788
#*  Matador Resources Co.                                  1,738     56,329
*   Matrix Service Co.                                       500      8,950
*   McDermott International, Inc.                          4,552     39,967
#   Murphy Oil Corp.                                       2,106     67,603
    Nabors Industries, Ltd.                                3,694     28,961
    National Oilwell Varco, Inc.                           2,725     99,953

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Energy -- (Continued)
*   Natural Gas Services Group, Inc.                        200  $    5,510
#*  Newfield Exploration Co.                              2,776      87,888
*   Newpark Resources, Inc.                               1,700      15,470
#*  Noble Corp. P.L.C.                                    3,107      14,572
    Noble Energy, Inc.                                    3,518     107,369
*   Oasis Petroleum, Inc.                                 3,100      26,846
    Occidental Petroleum Corp.                            1,830     137,195
    Oceaneering International, Inc.                       1,500      31,020
*   Oil States International, Inc.                          781      24,992
    ONEOK, Inc.                                           1,901     111,893
*   Par Pacific Holdings, Inc.                              107       1,951
*   Parsley Energy, Inc. Class A                          1,362      32,143
    Patterson-UTI Energy, Inc.                            2,320      54,798
    PBF Energy, Inc. Class A                              1,666      53,862
*   PDC Energy, Inc.                                        844      43,761
*   Peabody Energy Corp.                                    736      29,742
*   Penn Virginia Corp.                                     170       7,181
    Phillips 66                                           1,116     114,278
    Pioneer Natural Resources Co.                           402      73,530
*   QEP Resources, Inc.                                   2,800      26,208
#   Range Resources Corp.                                 1,088      15,504
#*  Renewable Energy Group, Inc.                          1,100      11,770
#*  REX American Resources Corp.                            200      16,330
*   Rowan Cos. P.L.C. Class A                             1,751      25,775
#   RPC, Inc.                                             1,190      24,038
*   RSP Permian, Inc.                                     1,125      44,640
    Schlumberger, Ltd.                                    3,478     255,911
    Scorpio Tankers, Inc.                                 2,775       7,382
*   SEACOR Holdings, Inc.                                   300      13,974
*   SEACOR Marine Holdings, Inc.                            301       4,503
    SemGroup Corp. Class A                                  784      22,462
    Ship Finance International, Ltd.                      1,848      28,274
    SM Energy Co.                                         1,287      30,051
*   Southwestern Energy Co.                               2,811      11,919
*   SRC Energy, Inc.                                      1,941      19,313
*   Superior Energy Services, Inc.                        1,668      17,431
#   Targa Resources Corp.                                 1,318      63,264
    TechnipFMC P.L.C.                                     1,578      51,222
#*  Transocean, Ltd.                                      3,179      34,301
*   Unit Corp.                                              800      19,384
#   US Silica Holdings, Inc.                                927      30,860
    Valero Energy Corp.                                   2,944     282,536
*   Whiting Petroleum Corp.                               1,548      43,220
    Williams Cos., Inc. (The)                             1,522      47,776
    World Fuel Services Corp.                             1,068      29,787
*   WPX Energy, Inc.                                      3,758      55,355
                                                                 ----------
Total Energy                                                      6,874,210
                                                                 ----------
Financials -- (20.8%)
    1st Source Corp.                                        440      23,008
    Affiliated Managers Group, Inc.                         300      59,889
*   Alleghany Corp.                                          80      50,216

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Allstate Corp. (The)                                   1,765 $  174,329
    Ally Financial, Inc.                                   5,412    161,115
*   Ambac Financial Group, Inc.                               31        502
    American Equity Investment Life Holding Co.            1,496     49,368
    American Express Co.                                   3,414    339,352
    American Financial Group, Inc.                           659     74,691
    American International Group, Inc.                     2,944    188,180
    American National Insurance Co.                          200     25,278
    Ameriprise Financial, Inc.                               996    168,025
    Ameris Bancorp                                           682     36,521
    AMERISAFE, Inc.                                          400     24,300
    AmeriServ Financial, Inc.                                560      2,296
#   Amtrust Financial Services, Inc.                       2,572     34,516
    Aon P.L.C.                                               551     78,336
*   Arch Capital Group, Ltd.                                 748     68,023
    Argo Group International Holdings, Ltd.                  603     36,964
    Arrow Financial Corp.                                    318     10,430
    Arthur J Gallagher & Co.                                 934     63,811
    Artisan Partners Asset Management, Inc. Class A          779     30,498
    Aspen Insurance Holdings, Ltd.                           700     26,145
    Associated Banc-Corp                                   1,577     39,031
    Assured Guaranty, Ltd.                                 1,839     65,450
    Axis Capital Holdings, Ltd.                              400     20,212
    Baldwin & Lyons, Inc. Class B                            400      9,200
#   Banc of California, Inc.                               1,100     21,670
    BancFirst Corp.                                          650     36,237
*   Bancorp, Inc. (The)                                      400      4,228
    BancorpSouth Bank                                      1,486     49,855
    Bank Mutual Corp.                                      1,000     10,400
    Bank of America Corp.                                 32,309  1,033,888
    Bank of Hawaii Corp.                                     746     62,418
    Bank of Marin Bancorp                                     22      1,511
    Bank of New York Mellon Corp. (The)                    4,015    227,650
    Bank of the Ozarks, Inc.                               1,538     76,823
    BankUnited, Inc.                                       1,487     61,026
    Banner Corp.                                             400     21,736
    BB&T Corp.                                             3,051    168,385
    Beneficial Bancorp, Inc.                               1,319     21,434
*   Berkshire Hathaway, Inc. Class B                       2,683    575,182
    Berkshire Hills Bancorp, Inc.                            697     26,451
    BGC Partners, Inc. Class A                             4,175     59,744
    BlackRock, Inc.                                          529    297,192
    Blue Hills Bancorp, Inc.                                 400      7,720
#*  BofI Holding, Inc.                                       872     31,366
    BOK Financial Corp.                                      631     61,011
    Boston Private Financial Holdings, Inc.                1,500     23,100
    Bridge Bancorp, Inc.                                     569     19,517
*   Brighthouse Financial, Inc.                              201     12,916
    Brookline Bancorp, Inc.                                1,601     25,616
    Brown & Brown, Inc.                                    1,274     66,860
    Bryn Mawr Bank Corp.                                     500     22,450
    Camden National Corp.                                    193      8,195
*   Cannae Holdings, Inc.                                  1,618     28,169

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
    Capital One Financial Corp.                           2,200  $228,712
    Capitol Federal Financial, Inc.                       2,200    28,776
    Carolina Financial Corp.                                202     8,330
    Cathay General Bancorp                                1,247    54,544
    Cboe Global Markets, Inc.                               540    72,571
    CenterState Banks Corp.                                 971    25,236
    Central Pacific Financial Corp.                         628    18,570
    Charles Schwab Corp. (The)                            2,157   115,054
    Chemical Financial Corp.                                862    50,349
    Chubb, Ltd.                                           1,413   220,640
    Cincinnati Financial Corp.                              960    73,824
#   CIT Group, Inc.                                       1,052    53,326
    Citigroup, Inc.                                       8,736   685,601
    Citizens Financial Group, Inc.                        2,622   120,350
#*  Citizens, Inc.                                        1,400    11,102
    City Holding Co.                                        400    27,520
    Clifton Bancorp, Inc.                                   214     3,495
    CME Group, Inc.                                         906   139,053
    CNO Financial Group, Inc.                             2,500    61,475
    CoBiz Financial, Inc.                                   861    17,272
#   Cohen & Steers, Inc.                                    938    38,242
    Columbia Banking System, Inc.                           876    37,738
    Comerica, Inc.                                        1,107   105,409
    Commerce Bancshares, Inc.                             1,116    65,297
    Community Bank System, Inc.                             777    41,414
    Community Trust Bancorp, Inc.                           250    11,825
    ConnectOne Bancorp, Inc.                                964    28,101
#*  Cowen, Inc.                                             469     6,074
    Crawford & Co. Class A                                  200     1,708
    Crawford & Co. Class B                                  200     1,886
*   Credit Acceptance Corp.                                 345   113,750
*   Customers Bancorp, Inc.                                 308     9,440
#   CVB Financial Corp.                                   1,760    41,184
    Diamond Hill Investment Group, Inc.                      70    14,725
    Dime Community Bancshares, Inc.                         700    13,300
    Discover Financial Services                           2,560   204,288
    Donegal Group, Inc. Class A                             700    12,285
*   Donnelley Financial Solutions, Inc.                     924    19,820
*   E*TRADE Financial Corp.                               1,975   104,082
*   Eagle Bancorp, Inc.                                     535    33,705
    East West Bancorp, Inc.                               1,423    93,790
    Eaton Vance Corp.                                       802    46,356
    EMC Insurance Group, Inc.                               352     9,944
    Employers Holdings, Inc.                                630    26,712
*   Encore Capital Group, Inc.                              608    25,202
*   Enova International, Inc.                               640    11,456
*   Enstar Group, Ltd.                                      200    41,520
    Enterprise Bancorp, Inc.                                355    11,910
    Enterprise Financial Services Corp.                     498    24,228
    Erie Indemnity Co. Class A                              300    35,628
*   Essent Group, Ltd.                                    1,071    49,823
    Evercore, Inc. Class A                                  735    73,904
    Everest Re Group, Ltd.                                  206    47,339

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
*   Ezcorp, Inc. Class A                                    846  $  9,983
#   FactSet Research Systems, Inc.                          200    40,138
    Farmers National Banc Corp.                           1,000    14,600
    FBL Financial Group, Inc. Class A                       500    34,800
*   FCB Financial Holdings, Inc. Class A                    548    30,030
    Federal Agricultural Mortgage Corp. Class C             200    16,050
#   Federated Investors, Inc. Class B                     1,914    66,378
    Federated National Holding Co.                          200     2,966
    Fidelity Southern Corp.                                 491    11,764
    Fifth Third Bancorp                                   4,757   157,457
    Financial Engines, Inc.                                 924    26,288
    Financial Institutions, Inc.                            400    12,460
    First American Financial Corp.                        1,833   108,275
*   First BanCorp(318672706)                              3,216    19,296
    First Bancorp(318910106)                                600    21,840
    First Bancorp, Inc.                                     147     4,138
    First Busey Corp.                                       678    21,004
    First Citizens BancShares, Inc. Class A                 171    72,745
    First Commonwealth Financial Corp.                    1,503    21,748
    First Community Bancshares, Inc.                        398    11,017
    First Defiance Financial Corp.                          300    16,668
    First Financial Bancorp                               1,100    31,350
#   First Financial Bankshares, Inc.                      1,130    52,488
    First Financial Corp.                                   300    13,890
    First Financial Northwest, Inc.                         100     1,594
    First Horizon National Corp.                          3,693    73,343
    First Interstate Bancsystem, Inc. Class A               761    31,848
    First Merchants Corp.                                   541    23,350
    First Mid-Illinois Bancshares, Inc.                     449    17,287
    First Midwest Bancorp, Inc.                           2,063    51,286
    First of Long Island Corp. (The)                        372    10,453
    First Republic Bank                                     893    79,968
    FirstCash, Inc.                                       1,232    90,059
*   Flagstar Bancorp, Inc.                                  971    36,170
    Flushing Financial Corp.                                700    19,712
    FNB Corp.                                             3,895    55,893
    FNF Group                                             1,781    69,423
#*  Franklin Financial Network, Inc.                        266     8,579
    Franklin Resources, Inc.                              1,502    63,700
    Fulton Financial Corp.                                2,353    42,825
#   Gain Capital Holdings, Inc.                           1,536    11,213
*   Genworth Financial, Inc. Class A                      6,433    19,685
    German American Bancorp, Inc.                           637    22,098
    Glacier Bancorp, Inc.                                 1,225    48,044
*   Global Indemnity, Ltd.                                  550    23,292
    Goldman Sachs Group, Inc. (The)                       1,266   339,149
    Great Southern Bancorp, Inc.                            200    10,150
    Great Western Bancorp, Inc.                             612    25,796
*   Green Bancorp, Inc.                                   1,200    28,620
*   Green Dot Corp. Class A                                 880    53,909
#   Greenhill & Co., Inc.                                   400     7,420
*   Greenlight Capital Re, Ltd. Class A                     700    14,175
    Guaranty Bancorp                                        766    21,716

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Hancock Holding Co.                                    1,000 $   53,700
    Hanmi Financial Corp.                                    469     14,774
    Hanover Insurance Group, Inc. (The)                      600     67,890
    Hartford Financial Services Group, Inc. (The)          2,653    155,890
    HCI Group, Inc.                                          253      8,842
    Heartland Financial USA, Inc.                            493     26,203
    Heritage Commerce Corp.                                1,100     17,611
    Heritage Financial Corp.                                 600     18,480
#   Heritage Insurance Holdings, Inc.                        500      8,515
    Hilltop Holdings, Inc.                                 1,349     35,330
    Hingham Institution for Savings                           55     11,920
    Home Bancorp, Inc.                                       200      8,572
    Home BancShares, Inc.                                  3,030     72,750
*   HomeStreet, Inc.                                         443     13,046
*   HomeTrust Bancshares, Inc.                               362      9,177
    Hope Bancorp, Inc.                                     2,631     50,094
    Horace Mann Educators Corp.                              700     28,910
    Horizon Bancorp                                          750     22,838
    Houlihan Lokey, Inc.                                     546     26,044
    Huntington Bancshares, Inc.                            6,756    109,312
    Iberiabank Corp.                                         700     59,150
    Independent Bank Corp.                                   273     19,479
    Independent Bank Group, Inc.                             468     33,579
    Infinity Property & Casualty Corp.                       135     13,669
    Interactive Brokers Group, Inc. Class A                1,364     87,282
    Intercontinental Exchange, Inc.                        2,620    193,461
    International Bancshares Corp.                         1,357     56,315
*   INTL. FCStone, Inc.                                      347     15,095
    Invesco, Ltd.                                          3,081    111,317
    Investment Technology Group, Inc.                        884     18,882
    Investors Bancorp, Inc.                                3,305     45,245
    James River Group Holdings, Ltd.                         377     14,326
    Janus Henderson Group P.L.C.                           1,226     48,280
    JPMorgan Chase & Co.                                  16,007  1,851,530
    Kearny Financial Corp.                                   836     11,537
    Kemper Corp.                                             900     58,365
    KeyCorp                                                4,291     91,827
    Ladenburg Thalmann Financial Services, Inc.            4,900     15,239
    Lakeland Bancorp, Inc.                                   482      9,688
    Lakeland Financial Corp.                                 312     14,998
    Lazard, Ltd. Class A                                   1,568     91,838
    LegacyTexas Financial Group, Inc.                        871     38,359
    Legg Mason, Inc.                                         979     41,725
#*  LendingClub Corp.                                      3,898     14,267
#*  LendingTree, Inc.                                         88     32,371
    Leucadia National Corp.                                1,145     30,995
    Lincoln National Corp.                                 1,414    117,079
    Loews Corp.                                            2,000    103,300
    LPL Financial Holdings, Inc.                           1,776    105,956
    M&T Bank Corp.                                           388     74,023
    Macatawa Bank Corp.                                    1,032     10,692
    Maiden Holdings, Ltd.                                  1,300      9,165
    MainSource Financial Group, Inc.                         700     27,545

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
*          Markel Corp.                                            99  $113,621
           MarketAxess Holdings, Inc.                             270    52,977
           Marlin Business Services Corp.                         499    11,826
           Marsh & McLennan Cos., Inc.                          1,377   115,007
           MB Financial, Inc.                                     904    38,673
           Mercantile Bank Corp.                                  440    15,352
           Mercury General Corp.                                  740    36,223
           Meridian Bancorp, Inc.                                 806    16,483
           Meta Financial Group, Inc.                             224    26,208
           MetLife, Inc.                                        2,211   106,283
*          MGIC Investment Corp.                                3,800    56,316
           MidSouth Bancorp, Inc.                                  72     1,019
           Moelis & Co. Class A                                   491    25,385
           Moody's Corp.                                          201    32,520
           Morgan Stanley                                       5,601   316,737
           Morningstar, Inc.                                      400    38,448
           MSCI, Inc.                                             412    57,363
           Nasdaq, Inc.                                         1,199    97,011
           National Bank Holdings Corp. Class A                   600    19,944
           National General Holdings Corp.                      1,033    20,681
           National Western Life Group, Inc. Class A               77    24,940
#*         Nationstar Mortgage Holdings, Inc.                     628    11,141
           Navient Corp.                                        5,134    73,159
           Navigators Group, Inc. (The)                           400    19,440
           NBT Bancorp, Inc.                                    1,078    39,789
           Nelnet, Inc. Class A                                   700    36,477
           New York Community Bancorp, Inc.                     2,268    32,115
(degrees)  NewStar Financial, Inc.                                868       469
*          NMI Holdings, Inc. Class A                           1,550    28,442
           Northern Trust Corp.                                 1,080   113,821
           Northfield Bancorp, Inc.                               524     8,793
           Northwest Bancshares, Inc.                           2,350    39,597
           OceanFirst Financial Corp.                             176     4,655
           OFG Bancorp                                          1,147    13,076
           Old National Bancorp                                 2,280    39,444
           Old Republic International Corp.                     3,200    68,768
           OM Asset Management P.L.C.                           1,473    26,352
*          OneMain Holdings, Inc.                               1,724    56,392
           Oritani Financial Corp.                                742    12,391
*          Pacific Premier Bancorp, Inc.                          497    20,253
           PacWest Bancorp                                        905    47,449
           Park National Corp.                                    340    35,707
           Peapack Gladstone Financial Corp.                      234     8,312
           Penns Woods Bancorp, Inc.                               71     3,044
*          PennyMac Financial Services, Inc. Class A              635    14,097
           People's United Financial, Inc.                      3,659    71,973
           Peoples Bancorp, Inc.                                  486    17,306
*          PHH Corp.                                            1,109     9,948
           Pinnacle Financial Partners, Inc.                      944    59,755
           PNC Financial Services Group, Inc. (The)             1,474   232,921
           Popular, Inc.                                        1,538    62,504
#*         PRA Group, Inc.                                      1,000    35,750
           Preferred Bank                                         400    25,768

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
    Primerica, Inc.                                       1,219  $123,119
    Principal Financial Group, Inc.                       2,598   175,625
    ProAssurance Corp.                                      675    36,922
    Progressive Corp. (The)                               2,651   143,419
    Prosperity Bancshares, Inc.                             756    57,305
    Provident Financial Services, Inc.                    1,200    31,572
    Prudential Financial, Inc.                            1,200   142,584
    Radian Group, Inc.                                    1,100    24,277
    Raymond James Financial, Inc.                         1,029    99,185
    Regions Financial Corp.                               7,696   147,994
    Reinsurance Group of America, Inc.                      370    57,960
    RenaissanceRe Holdings, Ltd.                            419    53,272
    Renasant Corp.                                          805    34,671
    Republic Bancorp, Inc. Class A                          500    19,270
#   RLI Corp.                                               620    39,841
    S&P Global, Inc.                                        500    90,550
    S&T Bancorp, Inc.                                       700    28,252
    Safety Insurance Group, Inc.                            300    23,295
    Sandy Spring Bancorp, Inc.                              600    22,692
    Santander Consumer USA Holdings, Inc.                 4,502    77,659
*   Seacoast Banking Corp. of Florida                       520    13,411
    SEI Investments Co.                                     664    49,900
#   Selective Insurance Group, Inc.                       1,010    58,832
    ServisFirst Bancshares, Inc.                            516    21,889
*   Signature Bank                                          442    68,068
    Simmons First National Corp. Class A                    612    36,016
*   SLM Corp.                                             6,827    78,101
    South State Corp.                                       457    40,490
    Southside Bancshares, Inc.                              151     5,184
    State Auto Financial Corp.                              700    20,839
    State Bank Financial Corp.                              562    17,147
    State Street Corp.                                      894    98,492
    Sterling Bancorp                                      3,205    79,324
    Stewart Information Services Corp.                      400    17,804
    Stifel Financial Corp.                                  975    65,832
    Stock Yards Bancorp, Inc.                               450    16,178
    Sun Bancorp, Inc.                                       600    14,700
    SunTrust Banks, Inc.                                  1,772   125,280
*   SVB Financial Group                                     400    98,620
    Synchrony Financial                                   5,569   220,978
    Synovus Financial Corp.                               1,727    87,024
    T Rowe Price Group, Inc.                              1,875   209,306
    TCF Financial Corp.                                   2,700    57,915
    TD Ameritrade Holding Corp.                             885    49,374
*   Texas Capital Bancshares, Inc.                          498    47,210
    TFS Financial Corp.                                   1,798    26,287
*   Third Point Reinsurance, Ltd.                         1,349    19,223
    Tompkins Financial Corp.                                305    25,123
    Torchmark Corp.                                         908    82,492
    Towne Bank                                              721    22,027
    Travelers Cos., Inc. (The)                            2,408   361,007
    Trico Bancshares                                        166     6,139
*   TriState Capital Holdings, Inc.                         689    16,570

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Financials -- (Continued)
    TrustCo Bank Corp. NY                                  2,597 $    22,334
    Trustmark Corp.                                        1,251      39,769
    U.S. Bancorp.                                          8,200     468,548
    UMB Financial Corp.                                      600      45,708
    Umpqua Holdings Corp.                                  3,092      66,942
    Union Bankshares Corp.                                 1,129      42,620
    Union Bankshares, Inc.                                    64       3,459
#   United Bankshares, Inc.                                1,617      59,506
    United Community Banks, Inc.                           1,409      44,637
    United Financial Bancorp, Inc.                         1,084      18,168
    United Fire Group, Inc.                                  450      19,526
    Universal Insurance Holdings, Inc.                     1,300      38,220
    Univest Corp. of Pennsylvania                            423      11,844
    Unum Group                                             1,831      97,391
    Validus Holdings, Ltd.                                 1,219      82,526
    Valley National Bancorp                                3,339      41,971
#   Virtu Financial, Inc. Class A                            605      11,556
    Voya Financial, Inc.                                     600      31,146
#   Waddell & Reed Financial, Inc. Class A                   652      14,996
*   Walker & Dunlop, Inc.                                    600      27,870
    Washington Federal, Inc.                               1,280      45,952
    Washington Trust Bancorp, Inc.                           217      11,675
    Waterstone Financial, Inc.                               597      10,209
    Webster Financial Corp.                                1,325      75,021
    Wells Fargo & Co.                                     22,366   1,471,235
    WesBanco, Inc.                                           723      29,650
#   Westamerica Bancorporation                               530      31,466
*   Western Alliance Bancorp                               1,457      85,468
    Western New England Bancorp, Inc.                        215       2,333
    Westwood Holdings Group, Inc.                            267      17,480
    White Mountains Insurance Group, Ltd.                     67      56,273
    Willis Towers Watson P.L.C.                              364      58,411
    Wintrust Financial Corp.                                 671      57,639
    WisdomTree Investments, Inc.                             936      10,848
    WR Berkley Corp.                                       1,057      77,140
    WSFS Financial Corp.                                     400      20,440
    XL Group, Ltd.                                         1,523      56,107
    Zions Bancorporation                                   1,243      67,159
                                                                 -----------
Total Financials                                                  24,136,542
                                                                 -----------
Industrials -- (16.3%)
    3M Co.                                                 1,300     325,650
    AAON, Inc.                                               740      26,936
    AAR Corp.                                                800      32,376
    ABM Industries, Inc.                                     800      30,424
*   ACCO Brands Corp.                                      1,859      22,029
    Actuant Corp. Class A                                    579      14,330
#   Acuity Brands, Inc.                                      272      42,008
    Advanced Drainage Systems, Inc.                          748      18,476
*   AECOM                                                  2,469      96,563
*   Aegion Corp.                                             700      17,556
*   Aerojet Rocketdyne Holdings, Inc.                      1,200      33,000

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
*   Aerovironment, Inc.                                     400  $ 20,544
    AGCO Corp.                                            1,465   106,388
    Air Lease Corp.                                       1,800    87,516
*   Air Transport Services Group, Inc.                    1,467    36,470
    Aircastle, Ltd.                                         872    20,597
    Alamo Group, Inc.                                       200    23,006
    Alaska Air Group, Inc.                                2,200   144,606
    Albany International Corp. Class A                      486    30,837
#   Allegiant Travel Co.                                    200    31,850
    Allegion P.L.C.                                         469    40,386
    Allison Transmission Holdings, Inc.                   1,553    68,705
    Altra Industrial Motion Corp.                           800    41,920
    AMERCO                                                  151    55,127
    American Airlines Group, Inc.                         1,620    87,998
    American Railcar Industries, Inc.                       600    23,532
*   American Woodmark Corp.                                 490    66,566
    AMETEK, Inc.                                          1,631   124,445
    AO Smith Corp.                                          392    26,178
    Apogee Enterprises, Inc.                                600    27,306
    Applied Industrial Technologies, Inc.                   900    66,375
    ArcBest Corp.                                           600    21,330
    Arconic, Inc.                                         2,616    78,637
    Argan, Inc.                                             429    18,704
*   Armstrong Flooring, Inc.                                464     7,187
*   Armstrong World Industries, Inc.                        549    34,422
    Astec Industries, Inc.                                  500    31,200
*   Astronics Corp.                                         553    24,664
*   Astronics Corp. Class B                                  33     1,487
*   Atlas Air Worldwide Holdings, Inc.                      450    25,335
#*  Avis Budget Group, Inc.                               1,155    51,929
    AZZ, Inc.                                               600    27,300
#*  Babcock & Wilcox Enterprises, Inc.                      600     3,900
    Barnes Group, Inc.                                      920    60,527
    Barrett Business Services, Inc.                         222    15,471
*   Beacon Roofing Supply, Inc.                             828    50,094
*   BMC Stock Holdings, Inc.                                664    14,874
    Boeing Co. (The)                                      1,200   425,244
    Brady Corp. Class A                                     700    26,775
    Briggs & Stratton Corp.                                 600    14,508
    Brink's Co. (The)                                       997    83,150
*   Builders FirstSource, Inc.                            1,800    38,556
    BWX Technologies, Inc.                                1,200    76,128
*   CAI International, Inc.                                 600    16,956
    Carlisle Cos., Inc.                                     500    57,105
*   Casella Waste Systems, Inc. Class A                     700    17,906
    Caterpillar, Inc.                                     2,139   348,186
*   CBIZ, Inc.                                            1,100    18,150
    CECO Environmental Corp.                                396     1,794
#   CH Robinson Worldwide, Inc.                             500    45,730
    Chicago Bridge & Iron Co. NV                          1,224    25,545
    Cintas Corp.                                            400    67,380
    CIRCOR International, Inc.                              300    15,906
*   Clean Harbors, Inc.                                     818    45,268

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
*   Colfax Corp.                                          1,510  $ 60,430
    Columbus McKinnon Corp.                                 500    20,475
    Comfort Systems USA, Inc.                               600    25,560
*   Continental Building Products, Inc.                     700    19,915
    Copa Holdings SA Class A                                293    40,531
*   Copart, Inc.                                          1,460    64,342
    Costamare, Inc.                                       3,232    21,073
#   Covanta Holding Corp.                                 2,083    34,057
*   Covenant Transportation Group, Inc. Class A             115     3,373
    CRA International, Inc.                                 300    13,929
    Crane Co.                                               700    69,958
*   CSW Industrials, Inc.                                   395    18,921
    CSX Corp.                                             5,500   312,235
    Cubic Corp.                                             600    34,830
    Cummins, Inc.                                           708   133,104
    Curtiss-Wright Corp.                                  1,000   130,660
    Deere & Co.                                             990   164,756
    Delta Air Lines, Inc.                                 5,029   285,496
    Deluxe Corp.                                          1,190    88,381
    Donaldson Co., Inc.                                     800    40,528
    Douglas Dynamics, Inc.                                  619    25,503
    Dover Corp.                                           1,331   141,366
*   Ducommun, Inc.                                          430    12,547
    Dun & Bradstreet Corp. (The)                            214    26,478
*   DXP Enterprises, Inc.                                   200     6,842
#*  Dycom Industries, Inc.                                  456    53,220
    Eastern Co. (The)                                       142     3,799
    Eaton Corp. P.L.C.                                    1,633   137,123
*   Echo Global Logistics, Inc.                             400    11,680
    EMCOR Group, Inc.                                     1,300   105,664
    Emerson Electric Co.                                  1,715   123,874
    Encore Wire Corp.                                       400    20,240
    EnerSys                                                 694    48,795
*   Engility Holdings, Inc.                                 679    17,763
    Ennis, Inc.                                             600    11,940
    EnPro Industries, Inc.                                  400    35,196
    Equifax, Inc.                                           500    62,465
    ESCO Technologies, Inc.                                 400    24,460
*   Esterline Technologies Corp.                            400    29,420
    Expeditors International of Washington, Inc.            700    45,465
#   Fastenal Co.                                            600    32,976
    Federal Signal Corp.                                    800    16,272
    FedEx Corp.                                           1,416   371,672
#   Flowserve Corp.                                         901    40,833
    Fluor Corp.                                           1,040    63,128
    Forrester Research, Inc.                                335    14,623
    Fortune Brands Home & Security, Inc.                    945    67,029
    Forward Air Corp.                                       500    30,355
    Franklin Electric Co., Inc.                             719    32,571
*   FTI Consulting, Inc.                                    920    39,992
#   GATX Corp.                                            1,007    71,638
*   Generac Holdings, Inc.                                1,531    74,912
#   General Cable Corp.                                   1,000    29,700

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    General Dynamics Corp.                                  723  $160,853
*   Genesee & Wyoming, Inc. Class A                         800    63,880
*   Gibraltar Industries, Inc.                              800    29,680
    Global Brass & Copper Holdings, Inc.                    745    23,952
*   GMS, Inc.                                               338    11,587
    Gorman-Rupp Co. (The)                                   625    17,669
    Graco, Inc.                                           1,497    70,060
    Granite Construction, Inc.                              700    46,683
*   Great Lakes Dredge & Dock Corp.                       1,000     4,700
#   Greenbrier Cos., Inc. (The)                             700    35,105
    Griffon Corp.                                         1,100    22,055
    H&E Equipment Services, Inc.                            375    14,768
    Harris Corp.                                            939   149,658
*   Harsco Corp.                                            942    16,862
    Hawaiian Holdings, Inc.                               1,100    41,085
*   HD Supply Holdings, Inc.                                815    31,695
    Healthcare Services Group, Inc.                         400    22,072
    Heartland Express, Inc.                               1,500    34,035
#   HEICO Corp.                                             652    52,369
    HEICO Corp. Class A                                     910    59,923
    Heidrick & Struggles International, Inc.                400    10,560
*   Herc Holdings, Inc.                                     597    39,235
*   Heritage-Crystal Clean, Inc.                             99     2,153
    Herman Miller, Inc.                                     900    36,450
#*  Hertz Global Holdings, Inc.                             404     9,264
    Hexcel Corp.                                          1,373    93,845
*   Hill International, Inc.                                900     5,130
    Hillenbrand, Inc.                                     1,630    72,209
    HNI Corp.                                               649    25,240
    Honeywell International, Inc.                         1,737   277,347
*   Hub Group, Inc. Class A                                 700    33,635
    Hubbell, Inc.                                           764   103,866
#*  Hudson Technologies, Inc.                             1,343     8,434
    Huntington Ingalls Industries, Inc.                     318    75,538
*   Huron Consulting Group, Inc.                            413    16,582
    Hyster-Yale Materials Handling, Inc.                    300    25,407
*   ICF International, Inc.                                 350    18,585
    IDEX Corp.                                              432    61,983
    Illinois Tool Works, Inc.                               635   110,280
    Ingersoll-Rand P.L.C.                                 1,215   114,975
*   InnerWorkings, Inc.                                     640     6,406
    Insperity, Inc.                                         800    49,000
    Insteel Industries, Inc.                                400    12,532
    Interface, Inc.                                       1,285    32,061
    ITT, Inc.                                             1,500    84,000
    Jacobs Engineering Group, Inc.                          800    55,568
    JB Hunt Transport Services, Inc.                        691    83,494
*   JetBlue Airways Corp.                                 4,746    99,002
    John Bean Technologies Corp.                            300    34,125
    Johnson Controls International P.L.C.                 2,378    93,051
    Kadant, Inc.                                            234    23,459
    Kaman Corp.                                             600    37,620
    Kansas City Southern                                  1,000   113,130

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    KAR Auction Services, Inc.                            2,097  $114,370
    KBR, Inc.                                             1,821    37,039
    Kelly Services, Inc. Class A                            632    17,892
    Kennametal, Inc.                                        610    29,756
#*  KEYW Holding Corp. (The)                              1,151     7,712
    Kforce, Inc.                                            856    22,213
    Kimball International, Inc. Class B                     858    15,933
*   Kirby Corp.                                             657    49,209
*   KLX, Inc.                                               799    56,457
    Knight-Swift Transportation Holdings, Inc.            2,913   145,038
    Knoll, Inc.                                             628    14,406
    Korn/Ferry International                                806    35,915
#*  Kratos Defense & Security Solutions, Inc.             1,538    17,549
    L3 Technologies, Inc.                                   400    84,984
    Landstar System, Inc.                                   400    44,420
*   Lawson Products, Inc.                                   185     4,394
    Lennox International, Inc.                              260    56,657
    Lincoln Electric Holdings, Inc.                         356    34,735
    Lindsay Corp.                                           100     8,921
    Lockheed Martin Corp.                                   482   171,038
*   Lydall, Inc.                                            400    19,120
    Macquarie Infrastructure Corp.                          369    24,483
*   Manitowoc Co., Inc. (The)                               512    20,521
    ManpowerGroup, Inc.                                     888   116,674
    Marten Transport, Ltd.                                1,500    34,800
    Masco Corp.                                             985    43,990
*   Masonite International Corp.                            377    26,296
*   MasTec, Inc.                                          1,477    78,872
*   Mastech Digital, Inc.                                    55       544
    Matson, Inc.                                          1,017    34,792
    Matthews International Corp. Class A                    500    28,000
    Maxar Technologies, Ltd.                                523    32,970
    McGrath RentCorp                                        700    33,460
*   Mercury Systems, Inc.                                   605    29,052
*   Meritor, Inc.                                         1,540    42,011
*   Middleby Corp. (The)                                    394    53,686
*   Milacron Holdings Corp.                                 595    11,287
    Miller Industries, Inc.                                 300     7,815
*   Mistras Group, Inc.                                      69     1,470
    Mobile Mini, Inc.                                       781    29,561
*   Moog, Inc. Class A                                      700    63,042
*   MRC Global, Inc.                                        900    16,182
    MSA Safety, Inc.                                        567    44,402
    MSC Industrial Direct Co., Inc. Class A                 689    64,683
    Mueller Industries, Inc.                              1,118    36,995
    Mueller Water Products, Inc. Class A                  3,445    40,065
    Multi-Color Corp.                                       432    33,480
*   MYR Group, Inc.                                         619    20,972
*   Navigant Consulting, Inc.                             1,100    22,572
*   Navistar International Corp.                            842    38,589
*   NCI Building Systems, Inc.                            1,506    27,786
    Nielsen Holdings P.L.C.                               1,864    69,732
    NN, Inc.                                                277     7,978

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    Nordson Corp.                                           404  $ 58,063
    Norfolk Southern Corp.                                1,661   250,612
    Northrop Grumman Corp.                                  328   111,694
#*  NOW, Inc.                                             1,167    13,759
    Old Dominion Freight Line, Inc.                       1,019   149,233
    Omega Flex, Inc.                                        169    10,336
*   On Assignment, Inc.                                   1,100    84,227
    Orbital ATK, Inc.                                       725    95,627
    Oshkosh Corp.                                         1,336   121,202
    Owens Corning                                         1,356   126,067
    PACCAR, Inc.                                          1,770   131,971
*   PAM Transportation Services, Inc.                       144     5,401
    Park-Ohio Holdings Corp.                                200     8,330
    Parker-Hannifin Corp.                                   563   113,399
*   Patrick Industries, Inc.                                487    31,192
    Pentair P.L.C.                                        1,255    89,732
*   PGT Innovations, Inc.                                   957    15,264
    Pitney Bowes, Inc.                                    1,237    17,454
*   Ply Gem Holdings, Inc.                                  869    18,640
    Powell Industries, Inc.                                 300     9,777
    Preformed Line Products Co.                             191    14,107
    Primoris Services Corp.                               1,216    31,616
*   Proto Labs, Inc.                                        146    15,965
    Quad/Graphics, Inc.                                     200     4,424
    Quanex Building Products Corp.                        1,000    20,700
*   Quanta Services, Inc.                                 2,117    81,483
    Raven Industries, Inc.                                  600    23,130
    Raytheon Co.                                            800   167,152
*   RBC Bearings, Inc.                                      300    37,800
    RCM Technologies, Inc.                                  400     2,532
    Regal Beloit Corp.                                      637    49,622
    Republic Services, Inc.                               1,918   131,958
    Resources Connection, Inc.                              699    11,429
*   Rexnord Corp.                                         1,378    38,736
    Robert Half International, Inc.                         992    57,417
    Rockwell Automation, Inc.                               500    98,645
    Rockwell Collins, Inc.                                  672    93,065
    Rollins, Inc.                                           790    38,979
    RPX Corp.                                               330     4,633
*   Rush Enterprises, Inc. Class A                          750    40,537
    Ryder System, Inc.                                    1,300   113,139
*   Saia, Inc.                                              450    33,998
#*  Sensata Technologies Holding NV                       1,542    86,737
    Simpson Manufacturing Co., Inc.                         700    41,118
    SkyWest, Inc.                                           900    50,175
#   Snap-on, Inc.                                           500    85,655
    Southwest Airlines Co.                                4,289   260,771
*   SP Plus Corp.                                           500    19,275
    Spirit Aerosystems Holdings, Inc. Class A             1,192   122,013
#*  Spirit Airlines, Inc.                                 1,077    45,363
*   SPX Corp.                                               546    17,063
*   SPX FLOW, Inc.                                          909    42,150
    Standex International Corp.                             300    31,485

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    Stanley Black & Decker, Inc.                            785  $130,491
    Steelcase, Inc. Class A                               1,700    26,435
*   Stericycle, Inc.                                        300    22,608
    Sun Hydraulics Corp.                                    462    28,681
#*  Team, Inc.                                              500     8,500
*   Teledyne Technologies, Inc.                             600   114,552
#   Tennant Co.                                             300    20,220
    Terex Corp.                                           1,300    61,126
    Tetra Tech, Inc.                                      1,000    49,700
    Textron, Inc.                                         2,314   135,762
*   Thermon Group Holdings, Inc.                            500    11,590
    Timken Co. (The)                                      1,100    57,805
    Titan International, Inc.                             1,177    15,666
    Toro Co. (The)                                          800    52,520
#   TransDigm Group, Inc.                                   145    45,952
*   Trex Co., Inc.                                          444    49,546
*   TriMas Corp.                                            456    12,130
*   TriNet Group, Inc.                                    1,124    49,310
    Trinity Industries, Inc.                              3,426   118,094
    Triton International, Ltd.                              900    34,740
#   Triumph Group, Inc.                                     859    25,040
*   TrueBlue, Inc.                                          575    15,726
*   Tutor Perini Corp.                                      700    17,325
    UniFirst Corp.                                          240    39,672
    Union Pacific Corp.                                   2,902   387,417
*   United Continental Holdings, Inc.                     2,770   187,861
    United Parcel Service, Inc. Class B                   1,300   165,516
*   United Rentals, Inc.                                    839   151,951
    United Technologies Corp.                             2,792   385,324
*   Univar, Inc.                                            886    26,456
    Universal Forest Products, Inc.                       1,200    44,796
    Universal Logistics Holdings, Inc.                      325     7,556
    US Ecology, Inc.                                        400    20,900
#*  USG Corp.                                             1,543    59,652
    Valmont Industries, Inc.                                342    55,951
*   Vectrus, Inc.                                           240     7,296
*   Verisk Analytics, Inc.                                  650    65,032
*   Veritiv Corp.                                           273     7,835
    Viad Corp.                                              600    34,080
    Virco Manufacturing Corp.                               285     1,340
#   Wabash National Corp.                                 1,350    34,870
*   WABCO Holdings, Inc.                                    200    30,878
#   Wabtec Corp.                                            600    48,624
    Waste Management, Inc.                                1,386   122,564
    Watsco, Inc.                                            210    37,756
    Watts Water Technologies, Inc. Class A                  269    21,453
*   Welbilt, Inc.                                         1,448    32,290
    Werner Enterprises, Inc.                              1,700    69,190
*   Wesco Aircraft Holdings, Inc.                           781     5,584
*   WESCO International, Inc.                               649    44,229
    Woodward, Inc.                                          600    46,512
#   WW Grainger, Inc.                                       290    78,201
#*  XPO Logistics, Inc.                                   2,138   201,913

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Industrials -- (Continued)
    Xylem, Inc.                                            1,201 $    86,784
*   YRC Worldwide, Inc.                                      640      10,221
                                                                 -----------
Total Industrials                                                 18,888,595
                                                                 -----------
Information Technology -- (20.2%)
#*  3D Systems Corp.                                         300       3,072
    Accenture P.L.C. Class A                                 633     101,723
*   ACI Worldwide, Inc.                                    1,826      42,801
    Activision Blizzard, Inc.                              1,673     124,019
*   Actua Corp.                                              900      14,040
*   Acxiom Corp.                                           1,000      27,070
*   Adobe Systems, Inc.                                      473      94,486
    ADTRAN, Inc.                                             600       9,600
*   Advanced Energy Industries, Inc.                         676      48,084
#*  Advanced Micro Devices, Inc.                           2,196      30,173
*   Akamai Technologies, Inc.                              1,295      86,752
    Alliance Data Systems Corp.                              130      33,366
*   Alphabet, Inc. Class A                                   619     731,794
*   Alphabet, Inc. Class C                                   648     758,121
    Amdocs, Ltd.                                           1,200      82,080
*   Amkor Technology, Inc.                                 4,400      44,264
    Amphenol Corp. Class A                                   800      74,216
    Analog Devices, Inc.                                     714      65,602
#*  ANGI Homeservices, Inc. Class A                        1,372      18,330
*   Anixter International, Inc.                              536      44,863
*   ANSYS, Inc.                                              500      80,825
    Apple, Inc.                                           12,836   2,149,131
    Applied Materials, Inc.                                3,806     204,116
#*  Applied Optoelectronics, Inc.                            396      12,826
*   Arista Networks, Inc.                                    275      75,850
*   ARRIS International P.L.C.                             2,164      54,749
*   Arrow Electronics, Inc.                                  922      74,995
*   Aspen Technology, Inc.                                   802      62,115
*   Autodesk, Inc.                                           300      34,686
    Automatic Data Processing, Inc.                        1,000     123,630
*   Avid Technology, Inc.                                     62         335
    Avnet, Inc.                                            1,044      44,370
    AVX Corp.                                                886      15,895
*   Axcelis Technologies, Inc.                               651      16,861
*   AXT, Inc.                                                300       2,370
    Badger Meter, Inc.                                       600      28,920
*   Barracuda Networks, Inc.                                 912      25,126
    Belden, Inc.                                             545      46,200
*   Benchmark Electronics, Inc.                              868      25,129
*   Black Knight, Inc.                                       869      43,015
    Blackbaud, Inc.                                          200      19,164
*   Blackhawk Network Holdings, Inc.                         850      38,633
*   Blucora, Inc.                                          1,000      24,400
    Booz Allen Hamilton Holding Corp.                      1,250      48,975
*   Bottomline Technologies de, Inc.                         261       9,527
    Broadcom, Ltd.                                           604     149,810
    Broadridge Financial Solutions, Inc.                     584      56,303

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Information Technology -- (Continued)
    Brooks Automation, Inc.                                1,100 $ 30,690
    CA, Inc.                                               3,227  115,688
    Cabot Microelectronics Corp.                             300   30,567
*   CACI International, Inc. Class A                         405   56,923
*   Cadence Design Systems, Inc.                             991   44,456
*   Calix, Inc.                                              993    6,355
*   Cardtronics P.L.C. Class A                               982   24,020
#*  Cars.com, Inc.                                         1,113   33,045
    Cass Information Systems, Inc.                           233   13,502
*   Cavium, Inc.                                             147   13,051
    CDK Global, Inc.                                         333   23,740
    CDW Corp.                                              1,079   80,698
*   Ceva, Inc.                                                95    4,180
*   Ciena Corp.                                            1,691   35,984
#*  Cimpress NV                                              319   40,644
*   Cirrus Logic, Inc.                                     1,285   63,697
    Cisco Systems, Inc.                                   23,593  980,053
*   Citrix Systems, Inc.                                     400   37,104
    Cognex Corp.                                           1,334   83,202
    Cognizant Technology Solutions Corp. Class A           1,826  142,391
*   Coherent, Inc.                                            96   24,914
    Cohu, Inc.                                               600   13,662
#*  CommerceHub, Inc. Series A                                95    1,921
*   CommerceHub, Inc. Series C                               190    3,665
*   CommScope Holding Co., Inc.                              947   36,583
*   Conduent, Inc.                                         2,787   45,707
    Convergys Corp.                                        1,717   39,955
*   CoreLogic, Inc.                                        1,279   60,573
    Corning, Inc.                                          3,565  111,299
*   CoStar Group, Inc.                                        85   29,419
*   Cray, Inc.                                               624   15,132
#*  Cree, Inc.                                             1,267   43,724
    CSG Systems International, Inc.                          860   38,846
    CSRA, Inc.                                             1,721   57,275
    CTS Corp.                                                549   15,098
#   Cypress Semiconductor Corp.                            4,763   82,352
    Daktronics, Inc.                                         587    5,436
*   Dell Technologies, Inc. Class V                          998   71,557
#   Diebold Nixdorf, Inc.                                    400    7,380
*   Digi International, Inc.                                 900    9,315
*   Diodes, Inc.                                             837   23,595
    Dolby Laboratories, Inc. Class A                         464   29,854
*   DSP Group, Inc.                                          600    7,860
    DST Systems, Inc.                                      1,240  103,379
    DXC Technology Co.                                     1,970  196,113
*   eBay, Inc.                                             3,676  149,172
#   Ebix, Inc.                                               562   46,140
*   EchoStar Corp. Class A                                   625   38,163
*   Electronic Arts, Inc.                                    551   69,955
*   Electronics for Imaging, Inc.                            416   12,164
*   Endurance International Group Holdings, Inc.           1,142    9,479
    Entegris, Inc.                                         2,601   84,663
*   Envestnet, Inc.                                          195   10,481

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
*   EPAM Systems, Inc.                                       278 $   32,659
*   ePlus, Inc.                                              218     16,830
*   Euronet Worldwide, Inc.                                  658     61,766
*   ExlService Holdings, Inc.                                500     30,375
*   F5 Networks, Inc.                                        300     43,362
*   Fabrinet                                                 700     17,367
*   Facebook, Inc. Class A                                 3,216    601,038
    Fair Isaac Corp.                                         200     34,532
*   FARO Technologies, Inc.                                  413     22,261
    Fidelity National Information Services, Inc.           1,491    152,619
#*  Finisar Corp.                                          1,669     29,975
*   First Solar, Inc.                                      1,039     69,790
*   Fiserv, Inc.                                             429     60,420
*   FleetCor Technologies, Inc.                              334     70,975
*   Flex, Ltd.                                             5,548     99,919
    FLIR Systems, Inc.                                     1,911     97,862
*   FormFactor, Inc.                                         744     10,676
*   Fortinet, Inc.                                           343     15,792
*   Frequency Electronics, Inc.                              300      2,832
#*  Gartner, Inc.                                            391     54,247
    Genpact, Ltd.                                          1,566     53,150
    Global Payments, Inc.                                    550     61,479
#*  Globant SA                                               304     13,814
#*  GoDaddy, Inc. Class A                                    330     18,226
#*  GrubHub, Inc.                                            472     34,102
#*  GTT Communications, Inc.                                 590     27,229
#*  Guidewire Software, Inc.                                 209     16,605
    Hackett Group, Inc. (The)                                700     11,207
#*  Harmonic, Inc.                                         2,474      9,030
    Hewlett Packard Enterprise Co.                         6,525    107,010
    HP, Inc.                                               3,401     79,311
*   IAC/InterActiveCorp                                      794    115,106
*   II-VI, Inc.                                            1,177     50,199
*   Infinera Corp.                                         1,650     10,676
*   Insight Enterprises, Inc.                                900     33,408
*   Integrated Device Technology, Inc.                     1,200     35,880
    Intel Corp.                                           29,844  1,436,690
    InterDigital, Inc.                                       694     54,167
    International Business Machines Corp.                  1,873    306,610
    Intuit, Inc.                                             400     67,160
*   IPG Photonics Corp.                                      803    202,316
*   Itron, Inc.                                              400     29,280
    j2 Global, Inc.                                          728     58,233
    Jabil, Inc.                                            3,412     86,767
    Jack Henry & Associates, Inc.                            276     34,406
    Juniper Networks, Inc.                                 1,989     52,012
*   Kemet Corp.                                            1,851     37,686
*   Keysight Technologies, Inc.                            1,334     62,324
*   Kimball Electronics, Inc.                                500      9,250
    KLA-Tencor Corp.                                         700     76,860
*   Knowles Corp.                                          1,106     16,855
*   Kulicke & Soffa Industries, Inc.                       1,300     29,913
    Lam Research Corp.                                       978    187,307

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
*   Lattice Semiconductor Corp.                            1,200 $    7,812
    Leidos Holdings, Inc.                                    657     43,756
    Littelfuse, Inc.                                         365     79,329
    LogMeIn, Inc.                                            446     56,107
#*  Lumentum Holdings, Inc.                                  667     30,882
*   Luxoft Holding, Inc.                                     344     19,797
#*  MACOM Technology Solutions Holdings, Inc.                259      8,055
*   Manhattan Associates, Inc.                               880     46,482
    ManTech International Corp. Class A                      600     31,242
    Marvell Technology Group, Ltd.                         2,448     57,112
    Mastercard, Inc. Class A                               2,000    338,000
#*  Match Group, Inc.                                        732     25,576
    Maxim Integrated Products, Inc.                          578     35,258
    MAXIMUS, Inc.                                            636     43,362
#*  MaxLinear, Inc.                                          700     18,053
    Methode Electronics, Inc.                                707     28,881
#   Microchip Technology, Inc.                               600     57,132
*   Micron Technology, Inc.                                7,655    334,677
*   Microsemi Corp.                                        1,606     99,235
    Microsoft Corp.                                       16,246  1,543,532
*   MicroStrategy, Inc. Class A                              145     19,971
    MKS Instruments, Inc.                                    900     92,070
*   MoneyGram International, Inc.                          1,107     13,373
    Monolithic Power Systems, Inc.                           300     35,736
    Monotype Imaging Holdings, Inc.                          300      7,185
    Motorola Solutions, Inc.                                 498     49,531
    MTS Systems Corp.                                        300     15,555
*   Nanometrics, Inc.                                        564     13,970
    National Instruments Corp.                             1,367     68,268
*   NCR Corp.                                              1,798     67,443
#*  NeoPhotonics Corp.                                       221      1,240
    NetApp, Inc.                                           2,261    139,051
*   NETGEAR, Inc.                                            825     57,502
*   Netscout Systems, Inc.                                   917     26,135
    NIC, Inc.                                                700     11,620
*   Nuance Communications, Inc.                            2,974     52,967
    NVIDIA Corp.                                           2,430    597,294
#*  Oclaro, Inc.                                           1,866     11,084
*   ON Semiconductor Corp.                                 6,131    151,681
    Oracle Corp.                                           6,837    352,721
    Paychex, Inc.                                            600     40,950
#*  Paycom Software, Inc.                                    315     28,867
*   Paylocity Holding Corp.                                  441     23,060
*   PayPal Holdings, Inc.                                  1,900    162,108
    PC Connection, Inc.                                      590     15,458
*   PCM, Inc.                                                400      3,540
#*  PDF Solutions, Inc.                                      800     10,944
*   Perficient, Inc.                                         700     13,559
*   Photronics, Inc.                                       1,100      9,240
    Plantronics, Inc.                                        600     35,394
*   Plexus Corp.                                             700     41,825
    Power Integrations, Inc.                                 228     17,032
    Progress Software Corp.                                  600     29,898

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Information Technology -- (Continued)
*   Qorvo, Inc.                                             869  $ 62,368
    QUALCOMM, Inc.                                        7,467   509,623
*   Qualys, Inc.                                            360    22,500
*   Rambus, Inc.                                          1,189    15,017
*   Red Hat, Inc.                                           628    82,507
    Reis, Inc.                                              200     4,150
*   Rogers Corp.                                            400    65,912
*   Rudolph Technologies, Inc.                            1,000    26,200
#   Sabre Corp.                                           1,622    33,689
*   salesforce.com, Inc.                                    300    34,173
*   Sanmina Corp.                                         1,100    28,765
*   ScanSource, Inc.                                        400    13,680
    Science Applications International Corp.                527    40,395
    Seagate Technology P.L.C.                             1,020    56,304
*   Semtech Corp.                                           700    25,060
*   ServiceSource International, Inc.                        89       303
*   Shutterstock, Inc.                                      200     8,852
*   Silicon Laboratories, Inc.                              400    38,480
    Skyworks Solutions, Inc.                              1,130   109,847
    SS&C Technologies Holdings, Inc.                      1,129    56,766
#*  Stamps.com, Inc.                                        100    20,385
*   StarTek, Inc.                                           300     3,750
#*  Stratasys, Ltd.                                         825    17,647
#*  SunPower Corp.                                        1,332    10,563
*   Super Micro Computer, Inc.                              419     9,564
*   Sykes Enterprises, Inc.                               1,080    33,502
    Symantec Corp.                                          971    26,440
#*  Synaptics, Inc.                                         401    17,379
#*  Synchronoss Technologies, Inc.                          431     3,465
    SYNNEX Corp.                                            700    85,911
*   Synopsys, Inc.                                          617    57,140
*   Syntel, Inc.                                            600    13,530
*   Take-Two Interactive Software, Inc.                     601    76,129
    TE Connectivity, Ltd.                                 1,929   197,780
*   Tech Data Corp.                                         572    57,354
*   Teradata Corp.                                        1,635    66,217
    Teradyne, Inc.                                        2,328   106,716
    Tessco Technologies, Inc.                               150     3,293
    Texas Instruments, Inc.                               2,281   250,157
    TiVo Corp.                                            1,047    14,606
    Total System Services, Inc.                           1,389   123,427
    Travelport Worldwide, Ltd.                              861    11,718
*   Trimble, Inc.                                           800    35,280
    TTEC Holdings, Inc.                                   1,009    40,057
*   TTM Technologies, Inc.                                1,827    30,127
*   Tyler Technologies, Inc.                                 69    13,904
#*  Ubiquiti Networks, Inc.                                 700    56,469
#*  Ultimate Software Group, Inc. (The)                     100    23,289
    Universal Display Corp.                                 267    42,560
*   Veeco Instruments, Inc.                                 860    14,319
#*  VeriFone Systems, Inc.                                  800    14,144
*   Verint Systems, Inc.                                    500    20,875
#*  VeriSign, Inc.                                          300    34,476

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Information Technology -- (Continued)
    Versum Materials, Inc.                                  311  $    11,445
#*  ViaSat, Inc.                                            629       47,565
*   Viavi Solutions, Inc.                                 1,795       15,401
*   Virtusa Corp.                                           655       29,226
    Visa, Inc. Class A                                    3,800      472,074
#   Vishay Intertechnology, Inc.                          3,100       68,045
#*  VMware, Inc. Class A                                    120       14,855
*   Web.com Group, Inc.                                     966       22,460
    Western Digital Corp.                                 1,684      149,842
    Western Union Co. (The)                               1,501       31,206
*   WEX, Inc.                                               500       77,405
#*  Workday, Inc. Class A                                   125       14,986
#*  Worldpay, Inc. Class A                                  717       57,582
    Xerox Corp.                                           1,861       63,516
    Xilinx, Inc.                                            926       67,617
*   XO Group, Inc.                                          517        9,875
    Xperi Corp.                                           1,053       23,640
*   Zebra Technologies Corp. Class A                        773       95,203
*   Zillow Group, Inc. Class A                              402       18,006
#*  Zillow Group, Inc. Class C                              324       14,405
*   Zix Corp.                                             1,300        5,499
*   Zynga, Inc. Class A                                   6,854       24,537
                                                                 -----------
Total Information Technology                                      23,428,504
                                                                 -----------
Materials -- (5.1%)
    A Schulman, Inc.                                        719       28,041
*   AdvanSix, Inc.                                          483       19,059
    Air Products & Chemicals, Inc.                          623      104,894
#*  AK Steel Holding Corp.                                2,700       13,662
    Albemarle Corp.                                         526       58,696
*   Alcoa Corp.                                             890       46,298
#*  Allegheny Technologies, Inc.                          1,894       51,062
    American Vanguard Corp.                                 800       16,920
#   AptarGroup, Inc.                                      1,000       87,420
    Avery Dennison Corp.                                    565       69,314
#   Ball Corp.                                            2,377       90,992
    Bemis Co., Inc.                                       1,900       88,806
*   Berry Global Group, Inc.                                688       40,723
    Boise Cascade Co.                                       801       35,604
    Cabot Corp.                                             896       60,605
#   Calgon Carbon Corp.                                   1,200       25,620
    Carpenter Technology Corp.                              800       41,120
    Celanese Corp. Series A                                 898       97,128
*   Century Aluminum Co.                                  1,302       28,969
    CF Industries Holdings, Inc.                          2,000       84,880
    Chase Corp.                                             300       33,705
    Chemours Co. (The)                                      900       46,458
*   Clearwater Paper Corp.                                  400       18,820
#*  Cleveland-Cliffs, Inc.                                1,306        8,946
*   Coeur Mining, Inc.                                    2,523       20,285
    Commercial Metals Co.                                 2,000       48,080
#   Compass Minerals International, Inc.                    700       51,030

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Materials -- (Continued)
    Core Molding Technologies, Inc.                         300  $  6,240
*   Crown Holdings, Inc.                                    500    29,025
    Deltic Timber Corp.                                     200    18,904
    Domtar Corp.                                          1,304    66,973
    DowDuPont, Inc.                                       6,619   500,264
    Eagle Materials, Inc.                                   602    67,454
    Eastman Chemical Co.                                  1,300   128,934
    Ecolab, Inc.                                            592    81,507
*   Ferro Corp.                                           2,123    49,933
    Ferroglobe P.L.C.                                     2,435    35,210
    FMC Corp.                                               820    74,891
*   Freeport-McMoRan, Inc.                                9,065   176,767
    FutureFuel Corp.                                        801    10,733
*   GCP Applied Technologies, Inc.                          867    28,958
    Graphic Packaging Holding Co.                         6,211   100,308
    Greif, Inc. Class A                                     600    35,472
    Greif, Inc. Class B                                     234    14,894
    Haynes International, Inc.                              259     9,272
    HB Fuller Co.                                           900    46,665
    Hecla Mining Co.                                      5,080    19,507
    Huntsman Corp.                                        4,194   144,987
*   Ingevity Corp.                                          456    33,083
    Innophos Holdings, Inc.                                 408    18,878
    Innospec, Inc.                                          558    40,064
    International Flavors & Fragrances, Inc.                300    45,090
    International Paper Co.                               1,029    64,683
    Kaiser Aluminum Corp.                                   224    24,694
    KapStone Paper and Packaging Corp.                    2,800    96,992
    KMG Chemicals, Inc.                                     300    18,225
*   Koppers Holdings, Inc.                                  225    10,305
    Kronos Worldwide, Inc.                                1,568    43,042
*   Louisiana-Pacific Corp.                               2,175    64,402
    LyondellBasell Industries NV Class A                    977   117,084
    Martin Marietta Materials, Inc.                         296    67,538
    Materion Corp.                                          491    24,403
    Mercer International, Inc.                              800    11,760
    Minerals Technologies, Inc.                             600    45,090
    Monsanto Co.                                            900   109,620
    Mosaic Co. (The)                                        350     9,555
    Myers Industries, Inc.                                  775    16,275
    Neenah Paper, Inc.                                      324    29,322
    NewMarket Corp.                                         100    39,759
    Newmont Mining Corp.                                  3,079   124,730
    Nucor Corp.                                           2,128   142,491
    Olin Corp.                                            2,917   108,746
    Olympic Steel, Inc.                                     300     6,993
*   OMNOVA Solutions, Inc.                                1,449    15,939
#*  Owens-Illinois, Inc.                                  1,696    39,381
    Packaging Corp. of America                              468    58,795
    PH Glatfelter Co.                                       800    18,688
*   Platform Specialty Products Corp.                     4,343    50,856
    PolyOne Corp.                                         1,211    52,630
    PPG Industries, Inc.                                    680    80,736

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Materials -- (Continued)
    Praxair, Inc.                                            700 $  113,043
    Quaker Chemical Corp.                                    200     30,780
    Rayonier Advanced Materials, Inc.                      1,095     20,717
    Reliance Steel & Aluminum Co.                            881     77,167
#   Royal Gold, Inc.                                         800     71,200
    RPM International, Inc.                                  599     31,268
    Schnitzer Steel Industries, Inc. Class A                 443     15,151
    Scotts Miracle-Gro Co. (The)                             436     39,358
#   Sealed Air Corp.                                         862     40,816
    Sensient Technologies Corp.                              512     36,787
    Sherwin-Williams Co. (The)                               200     83,422
    Silgan Holdings, Inc.                                  2,132     63,725
    Sonoco Products Co.                                    1,434     77,881
#   Southern Copper Corp.                                    400     19,420
    Steel Dynamics, Inc.                                   2,110     95,794
    Stepan Co.                                               600     47,052
*   SunCoke Energy, Inc.                                   2,159     23,965
#*  TimkenSteel Corp.                                        550      8,904
    Tredegar Corp.                                           800     14,680
    Trinseo SA                                               800     65,960
    Tronox, Ltd. Class A                                   1,439     28,248
    United States Steel Corp.                              1,982     74,147
#*  US Concrete, Inc.                                        202     15,726
    Vulcan Materials Co.                                     510     69,054
    Westlake Chemical Corp.                                  357     40,198
    WestRock Co.                                           1,579    105,209
    Worthington Industries, Inc.                             900     42,084
    WR Grace & Co.                                           400     29,528
                                                                 ----------
Total Materials                                                   5,975,168
                                                                 ----------
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                              1,444     38,295
*   Altisource Asset Management Corp.                         21      1,462
#*  Altisource Portfolio Solutions SA                        218      6,104
*   CBRE Group, Inc. Class A                               3,240    148,036
#*  Forestar Group, Inc.                                      50      1,220
    Griffin Industrial Realty, Inc.                           93      3,450
    HFF, Inc. Class A                                        702     34,545
*   Howard Hughes Corp. (The)                                491     61,846
    Jones Lang LaSalle, Inc.                                 491     76,768
    Kennedy-Wilson Holdings, Inc.                          1,984     35,216
*   Marcus & Millichap, Inc.                                 913     29,810
    RE/MAX Holdings, Inc. Class A                            160      7,896
#   Realogy Holdings Corp.                                 1,936     53,259
    RMR Group, Inc. (The) Class A                            365     23,634
#*  St Joe Co. (The)                                       1,285     24,158
                                                                 ----------
Total Real Estate                                                   545,699
                                                                 ----------
Telecommunication Services -- (2.5%)
    AT&T, Inc.                                            46,460  1,739,927
    ATN International, Inc.                                  400     23,744
*   Boingo Wireless, Inc.                                    931     22,577

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Telecommunication Services -- (Continued)
    CenturyLink, Inc.                                     9,558  $  170,228
*   Cincinnati Bell, Inc.                                   700      12,075
#   Cogent Communications Holdings, Inc.                    587      26,474
#   Consolidated Communications Holdings, Inc.            1,388      17,281
*   General Communication, Inc. Class A                   1,100      46,123
    IDT Corp. Class B                                       504       5,478
#*  Iridium Communications, Inc.                          1,497      19,012
*   ORBCOMM, Inc.                                         1,200      13,788
    Shenandoah Telecommunications Co.                     1,422      48,348
#*  Sprint Corp.                                          6,545      34,885
*   T-Mobile US, Inc.                                     1,996     129,940
    Telephone & Data Systems, Inc.                        1,913      52,473
*   United States Cellular Corp.                            324      11,784
    Verizon Communications, Inc.                          8,750     473,112
*   Vonage Holdings Corp.                                 3,429      38,370
    Windstream Holdings, Inc.                             2,991       4,935
                                                                 ----------
Total Telecommunication Services                                  2,890,554
                                                                 ----------
Utilities -- (2.1%)
    AES Corp.                                             2,191      25,328
    ALLETE, Inc.                                            400      28,976
    Alliant Energy Corp.                                    800      31,800
    Ameren Corp.                                            900      50,967
    American Electric Power Co., Inc.                       600      41,268
    American States Water Co.                               600      33,132
    American Water Works Co., Inc.                          506      42,084
    Aqua America, Inc.                                      484      17,526
    Atlantica Yield PLC                                   1,080      22,766
    Atmos Energy Corp.                                      504      41,782
#   Avangrid, Inc.                                          414      20,170
#   Avista Corp.                                            500      25,180
#   Black Hills Corp.                                       300      16,665
    California Water Service Group                          600      24,420
*   Calpine Corp.                                         5,050      76,204
    CenterPoint Energy, Inc.                              1,600      45,088
    Chesapeake Utilities Corp.                              161      11,834
    CMS Energy Corp.                                        700      31,325
    Connecticut Water Service, Inc.                         312      16,552
    Consolidated Edison, Inc.                               400      32,144
    Dominion Energy, Inc.                                 1,000      76,440
    DTE Energy Co.                                          385      40,671
    Duke Energy Corp.                                       996      78,186
*   Dynegy, Inc.                                          2,092      26,192
    Edison International                                    500      31,265
    El Paso Electric Co.                                    515      26,883
    Entergy Corp.                                           469      36,906
    Eversource Energy                                       570      35,961
    Exelon Corp.                                          1,149      44,248
#   FirstEnergy Corp.                                       500      16,450
    Great Plains Energy, Inc.                               871      27,106
    Hawaiian Electric Industries, Inc.                    1,100      37,521
    IDACORP, Inc.                                           415      35,806

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Utilities -- (Continued)
            MDU Resources Group, Inc.                         911  $     24,123
            MGE Energy, Inc.                                  600        35,880
            Middlesex Water Co.                               300        11,298
#           National Fuel Gas Co.                             656        36,572
            New Jersey Resources Corp.                        600        23,280
            NextEra Energy, Inc.                              700       110,894
            NiSource, Inc.                                  1,112        27,444
            Northwest Natural Gas Co.                         400        22,940
            NorthWestern Corp.                                500        27,170
            NRG Energy, Inc.                                5,933       154,317
            NRG Yield, Inc. Class A                           194         3,653
            NRG Yield, Inc. Class C                           700        13,230
            OGE Energy Corp.                                  800        25,760
            ONE Gas, Inc.                                     421        29,819
            Ormat Technologies, Inc.                          900        63,072
            Otter Tail Corp.                                  600        25,560
#           Pattern Energy Group, Inc. Class A              1,413        29,136
            PG&E Corp.                                        600        25,458
            Pinnacle West Capital Corp.                       300        23,985
            PNM Resources, Inc.                               400        15,240
            Portland General Electric Co.                     700        29,645
            PPL Corp.                                         800        25,496
            Public Service Enterprise Group, Inc.             900        46,683
            SCANA Corp.                                       400        16,256
#           Sempra Energy                                     400        42,808
            SJW Corp.                                         211        12,626
            South Jersey Industries, Inc.                     800        23,552
            Southern Co. (The)                              1,400        63,154
            Southwest Gas Holdings, Inc.                      400        29,432
#           Spire, Inc.                                       300        19,950
            UGI Corp.                                         750        34,328
            Unitil Corp.                                      100         4,421
            Vectren Corp.                                     600        36,378
#           WEC Energy Group, Inc.                            599        38,516
            Westar Energy, Inc.                               800        41,328
            WGL Holdings, Inc.                                600        50,532
            Xcel Energy, Inc.                                 900        41,076
            York Water Co. (The)                              360        11,394
                                                                   ------------
Total Utilities                                                       2,445,252
                                                                   ------------
TOTAL COMMON STOCKS                                                 110,888,915
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights       700            70
(degrees)*  Safeway Casa Ley Contingent Value Rights        1,200         1,218

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
(degrees)*  Safeway PDC, LLC Contingent Value Rights         1,200 $         --
TOTAL RIGHTS/WARRANTS                                                     1,288
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         110,890,203
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
            State Street Institutional U.S. Government
              Money Market Fund, 1.250%                    198,133      198,133
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@        DFA Short Term Investment Fund                 431,483    4,992,690
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $63,490,229)                   $116,081,026
                                                                   ============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ---------- ------- ------------
  Common Stocks
     Consumer Discretionary       $ 19,257,536         --   --    $ 19,257,536
     Consumer Staples                6,446,855         --   --       6,446,855
     Energy                          6,874,210         --   --       6,874,210
     Financials                     24,136,073 $      469   --      24,136,542
     Industrials                    18,888,595         --   --      18,888,595
     Information Technology         23,428,504         --   --      23,428,504
     Materials                       5,975,168         --   --       5,975,168
     Real Estate                       545,699         --   --         545,699
     Telecommunication Services      2,890,554         --   --       2,890,554
     Utilities                       2,445,252         --   --       2,445,252
  Rights/Warrants                           --      1,288   --           1,288
  Temporary Cash Investments           198,133         --   --         198,133
  Securities Lending Collateral             --  4,992,690   --       4,992,690
                                  ------------ ----------   --    ------------
  TOTAL                           $111,086,579 $4,994,447   --    $116,081,026
                                  ============ ==========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES VALUE++
                                                          ------ --------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (5.6%)
#   Adelaide Brighton, Ltd.                                7,168 $ 37,500
    ALS, Ltd.                                                328    1,835
    Alumina, Ltd.                                         14,099   27,264
    Amcor, Ltd.                                            6,427   75,152
    AMP, Ltd.                                             34,118  144,110
    ARB Corp., Ltd.                                          443    6,535
    Ardent Leisure Group                                   8,718   14,093
    Asaleo Care, Ltd.                                      3,744    4,908
    Aurizon Holdings, Ltd.                                 5,729   21,553
    Ausdrill, Ltd.                                         4,286    8,996
    AusNet Services                                       21,363   29,157
    Austal, Ltd.                                           8,221   11,962
    Australia & New Zealand Banking Group, Ltd.            8,817  202,519
#*  Australian Agricultural Co., Ltd.                     10,040   10,293
#   Automotive Holdings Group, Ltd.                        8,097   23,312
    Aveo Group                                             4,930   10,326
*   AWE, Ltd.                                             13,378   10,417
    Bank of Queensland, Ltd.                               3,589   35,752
    Beach Energy, Ltd.                                    53,912   56,424
*   Beadell Resources, Ltd.                               38,340    4,647
    Bendigo & Adelaide Bank, Ltd.                          5,206   49,040
    BHP Billiton, Ltd.                                    20,901  511,137
#   BHP Billiton, Ltd. Sponsored ADR                       4,700  230,394
*   Billabong International, Ltd.                          2,604    2,059
    BlueScope Steel, Ltd.                                 12,070  140,172
    Boral, Ltd.                                            6,458   41,496
    Brambles, Ltd.                                         3,782   30,077
    Breville Group, Ltd.                                   2,941   29,076
    Brickworks, Ltd.                                         846    9,678
    Cabcharge Australia, Ltd.                              1,270    1,969
    Caltex Australia, Ltd.                                   854   23,903
*   Cardno, Ltd.                                           3,548    3,798
    carsales.com, Ltd.                                     2,372   28,652
    Challenger, Ltd.                                         498    5,459
    CIMIC Group, Ltd.                                      1,225   46,517
    Cleanaway Waste Management, Ltd.                      38,491   44,712
    Coca-Cola Amatil, Ltd.                                 4,079   27,533
    Collins Foods, Ltd.                                    5,196   22,143
    Commonwealth Bank of Australia                         4,132  262,158
    Computershare, Ltd.                                    5,369   72,067
#   Credit Corp. Group, Ltd.                               1,551   26,382
    CSR, Ltd.                                             16,074   65,091
*   Domain Holdings Australia, Ltd.                        6,076   15,472
#   Domino's Pizza Enterprises, Ltd.                         964   37,172
    Downer EDI, Ltd.                                       7,401   39,965
    DuluxGroup, Ltd.                                       4,500   26,428
    Eclipx Group, Ltd.                                     2,165    6,849
    Elders, Ltd.                                             931    5,881
*   Energy World Corp., Ltd.                              12,801    3,958
    Event Hospitality and Entertainment, Ltd.              1,588   17,367
    Evolution Mining, Ltd.                                13,763   31,700

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
AUSTRALIA -- (Continued)
    Fairfax Media, Ltd.                                   60,766 $ 34,837
#   Flight Centre Travel Group, Ltd.                         646   26,542
    Fortescue Metals Group, Ltd.                          22,261   88,403
#   G8 Education, Ltd.                                     8,060   21,811
    Genworth Mortgage Insurance Australia, Ltd.            4,999   11,698
    GrainCorp, Ltd. Class A                                5,558   33,132
    GWA Group, Ltd.                                        5,307   12,036
    Harvey Norman Holdings, Ltd.                           9,454   34,324
#   HT&E, Ltd.                                             2,418    3,296
    Incitec Pivot, Ltd.                                   20,624   61,733
#   Independence Group NL                                 10,308   41,500
    Insurance Australia Group, Ltd.                        2,923   17,023
#   InvoCare, Ltd.                                         2,186   26,785
    IOOF Holdings, Ltd.                                    1,571   13,943
    IRESS, Ltd.                                            3,408   32,897
    James Hardie Industries P.L.C. Sponsored ADR           2,500   44,175
#   JB Hi-Fi, Ltd.                                         2,318   54,541
#*  Kingsgate Consolidated, Ltd.                             631      166
    LendLease Group                                        3,665   46,573
*   Macmahon Holdings, Ltd.                               39,034    7,087
    Macquarie Atlas Roads Group                            4,673   21,620
    Macquarie Group, Ltd.                                  2,109  174,987
    Magellan Financial Group, Ltd.                         1,532   33,952
    Melbourne IT, Ltd.                                     6,093   15,593
    Metals X, Ltd.                                           620      457
    Metcash, Ltd.                                         18,519   47,759
    Mineral Resources, Ltd.                                3,218   48,550
*   MMA Offshore, Ltd.                                    17,416    3,929
    Monadelphous Group, Ltd.                               1,985   28,066
    Mount Gibson Iron, Ltd.                                8,762    2,929
    Myer Holdings, Ltd.                                   30,365   16,019
    National Australia Bank, Ltd.                         13,026  305,159
    Navitas, Ltd.                                          5,275   19,944
    New Hope Corp., Ltd.                                   3,628    7,362
    Newcrest Mining, Ltd.                                  1,378   25,201
    Nine Entertainment Co. Holdings, Ltd.                  8,821   11,936
    Northern Star Resources, Ltd.                          9,219   43,116
    Nufarm, Ltd.                                           6,225   39,909
    Oil Search, Ltd.                                       6,051   36,905
    Orica, Ltd.                                            6,623  102,153
*   Origin Energy, Ltd.                                   11,297   84,622
    Orora, Ltd.                                           19,908   52,119
    OZ Minerals, Ltd.                                      8,700   65,403
#*  Paladin Energy, Ltd.                                   8,694      296
    Peet, Ltd.                                             7,973    8,845
    Perpetual, Ltd.                                          794   33,468
#   Platinum Asset Management, Ltd.                          591    3,958
*   PMP, Ltd.                                             15,111    5,721
    Premier Investments, Ltd.                              1,668   19,766
    Qantas Airways, Ltd.                                   7,463   31,626
    QBE Insurance Group, Ltd.                              7,916   68,630
#   Qube Holdings, Ltd.                                   15,876   32,796
#*  Quintis, Ltd.                                          3,576      930

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
AUSTRALIA -- (Continued)
*   Ramelius Resources, Ltd.                              25,470 $    8,865
    Reece, Ltd.                                            3,860     29,621
    Resolute Mining, Ltd.                                 11,362     10,755
#   Retail Food Group, Ltd.                                4,745      7,464
    Ridley Corp., Ltd.                                     8,823      9,789
    Rio Tinto, Ltd.                                        3,517    216,535
    Sandfire Resources NL                                  1,850     10,684
*   Santos, Ltd.                                          13,432     55,038
    Seek, Ltd.                                             3,829     60,276
#*  Senex Energy, Ltd.                                    31,081      9,362
    Seven Group Holdings, Ltd.                             4,445     58,449
    Seven West Media, Ltd.                                18,225      8,278
    Sims Metal Management, Ltd.                            3,302     43,661
    South32, Ltd.                                         19,895     61,095
    South32, Ltd. ADR                                      1,845     28,487
    Southern Cross Media Group, Ltd.                      18,980     17,931
    Spark Infrastructure Group                             8,288     15,442
    St Barbara, Ltd.                                       2,817      8,597
    Suncorp Group, Ltd.                                    3,848     42,313
#   Super Retail Group, Ltd.                               4,028     28,395
    Sydney Airport                                         3,330     18,273
    Tassal Group, Ltd.                                     7,112     22,479
    Telstra Corp., Ltd.                                    9,755     28,841
    Tox Free Solutions, Ltd.                               3,517      9,656
#   TPG Telecom, Ltd.                                      1,587      8,125
    Transurban Group                                       2,144     20,757
#*  Village Roadshow, Ltd.                                 1,430      4,048
*   Virgin Australia Holdings, Ltd.                       62,673     13,557
    Vocus Group, Ltd.                                      7,293     17,541
    Wesfarmers, Ltd.                                       2,713     95,690
    Western Areas, Ltd.                                    7,865     20,875
*   Westgold Resources, Ltd.                                 309        392
    Westpac Banking Corp.                                  5,439    135,512
    Westpac Banking Corp. Sponsored ADR                    7,516    187,900
    Whitehaven Coal, Ltd.                                  6,175     24,498
    Woodside Petroleum, Ltd.                               3,713     99,133
    Woolworths Group, Ltd.                                 1,748     37,964
*   WorleyParsons, Ltd.                                    4,976     58,141
    WPP AUNZ, Ltd.                                        10,662      8,073
                                                                 ----------
TOTAL AUSTRALIA                                                   6,143,780
                                                                 ----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                   111     13,566
    ANDRITZ AG                                               779     46,766
    Austria Technologie & Systemtechnik AG                   289      9,218
    BUWOG AG                                                 595     21,386
    CA Immobilien Anlagen AG                                 605     18,586
    Erste Group Bank AG                                    1,357     68,352
    EVN AG                                                   660     13,519
    IMMOFINANZ AG                                          3,670      9,403
    Lenzing AG                                               229     29,138
    Mayr Melnhof Karton AG                                   204     32,023

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
AUSTRIA -- (Continued)
    Oesterreichische Post AG                                380  $   18,099
    OMV AG                                                  936      60,266
    POLYTEC Holding AG                                      317       7,396
*   Raiffeisen Bank International AG                      1,440      61,902
    S IMMO AG                                             1,165      21,808
    Semperit AG Holding                                     156       3,876
    Strabag SE                                              412      17,820
    Telekom Austria AG                                    2,667      25,782
    Verbund AG                                            1,435      39,799
    Vienna Insurance Group AG Wiener Versicherung Gruppe    492      17,457
    Voestalpine AG                                        1,405      91,262
    Wienerberger AG                                         602      16,427
#   Zumtobel Group AG                                       642       7,526
                                                                 ----------
TOTAL AUSTRIA                                                       651,377
                                                                 ----------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                               593     110,517
    Ageas                                                 3,654     193,173
    Banque Nationale de Belgique                              6      22,519
    Bekaert SA                                              983      44,656
#   bpost SA                                                919      30,556
    Cie d'Entreprises CFE                                   220      31,769
    Colruyt SA                                              867      47,998
    D'ieteren SA                                            477      22,277
    Econocom Group SA                                     3,206      26,761
    Elia System Operator SA                                 191      11,738
#   Euronav NV                                            3,095      26,363
    EVS Broadcast Equipment SA                              132       4,944
*   Exmar NV                                                649       4,692
    Gimv NV                                                 154       9,850
    KBC Group NV                                          1,618     155,564
    Kinepolis Group NV                                      156      11,516
    Melexis NV                                              479      50,443
#*  Nyrstar NV                                            3,926      31,847
    Ontex Group NV                                        1,363      40,272
    Orange Belgium SA                                     1,400      29,582
    Proximus SADP                                         1,452      48,967
    Recticel SA                                           1,388      16,440
#   Sioen Industries NV                                     327      11,485
    Sipef SA                                                114       8,671
#   Solvay SA                                             1,019     147,546
*   Telenet Group Holding NV                                543      41,773
*   Tessenderlo Group SA                                  1,111      53,240
    Umicore SA                                            1,830      96,339
    Van de Velde NV                                         206      10,965
*   Viohalco SA                                           1,602       7,476
                                                                 ----------
TOTAL BELGIUM                                                     1,349,939
                                                                 ----------
CANADA -- (8.2%)
#   Absolute Software Corp.                                 500       2,898
#*  Advantage Oil & Gas, Ltd.                             3,200      10,276
    Aecon Group, Inc.                                     1,800      29,137

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    AGF Management, Ltd. Class B                          1,754  $ 10,809
    Agnico Eagle Mines, Ltd.(2009823)                       818    38,695
    Agnico Eagle Mines, Ltd.(2009834)                       943    44,585
    Aimia, Inc.                                           2,960     8,928
*   Alacer Gold Corp.                                     4,256     7,405
    Alamos Gold, Inc. Class A                             8,507    50,972
#   Alaris Royalty Corp.                                    700    10,819
#   Algonquin Power & Utilities Corp.                     3,600    39,102
    Alimentation Couche-Tard, Inc. Class B                  667    34,895
*   Alio Gold, Inc.                                         450     1,460
#   ARC Resources, Ltd.                                   3,496    38,456
*   Argonaut Gold, Inc.                                     172       358
#*  Asanko Gold, Inc.                                     2,900     2,664
    Atco, Ltd. Class I                                      600    21,698
*   Athabasca Oil Corp.                                   6,553     5,807
*   ATS Automation Tooling Systems, Inc.                    300     4,059
    AutoCanada, Inc.                                        359     6,713
*   B2Gold Corp.                                          9,700    29,337
#   Badger Daylighting, Ltd.                                679    13,955
    Bank of Montreal(2073174)                             3,601   296,398
    Bank of Montreal(2076009)                             2,144   176,627
    Bank of Nova Scotia (The)(2957665)                    2,705   179,855
    Bank of Nova Scotia (The)(2076281)                    4,742   315,054
    Barrick Gold Corp.                                    7,482   107,591
#*  Baytex Energy Corp.                                   5,240    15,976
#   BCE, Inc.(B188TJ4)                                      604    28,237
    BCE, Inc.(B188TH2)                                      166     7,742
#*  Bellatrix Exploration, Ltd.                             352       446
    Birchcliff Energy, Ltd.                               2,200     6,099
#   Black Diamond Group, Ltd.                             1,000     2,154
*   BlackPearl Resources, Inc.                            5,400     5,268
*   Bombardier, Inc. Class B                              6,000    16,976
#   Bonavista Energy Corp.                                4,473     6,255
#   Bonterra Energy Corp.                                   198     2,225
#   Brookfield Asset Management, Inc. Class A(2092555)    1,502    62,889
    Brookfield Asset Management, Inc. Class A(2092599)      700    29,298
    CAE, Inc.(2125097)                                    2,197    40,535
    CAE, Inc.(2162760)                                    2,040    37,649
#*  Calfrac Well Services, Ltd.                           1,440     8,090
    Cameco Corp.                                          5,407    49,744
    Canaccord Genuity Group, Inc.                         1,669     8,794
*   Canacol Energy, Ltd.                                  2,570     8,943
    Canadian Imperial Bank of Commerce(2418872)             140    13,863
    Canadian Imperial Bank of Commerce(2170525)           1,427   141,377
    Canadian National Railway Co.(2210959)                1,058    84,767
    Canadian National Railway Co.(2180632)                  600    48,088
#   Canadian Natural Resources, Ltd.                      1,227    41,902
    Canadian Pacific Railway, Ltd.                          300    55,546
    Canadian Tire Corp., Ltd. Class A                       596    83,164
    Canadian Utilities, Ltd. Class A                        600    17,761
#   Canadian Western Bank                                 1,800    56,634
*   Canfor Corp.                                            830    19,468
    Canfor Pulp Products, Inc.                            1,000    11,813

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
CANADA -- (Continued)
    Capital Power Corp.                                    1,079 $20,457
*   Capstone Mining Corp.                                  9,500  10,736
    Cascades, Inc.                                         2,401  30,092
*   Celestica, Inc.                                        2,400  24,240
    Cenovus Energy, Inc.                                   5,857  55,934
*   Centerra Gold, Inc.                                    5,319  27,459
    Cervus Equipment Corp.                                   600   7,093
*   CGI Group, Inc. Class A                                  483  27,645
*   China Gold International Resources Corp., Ltd.         4,400   8,764
#*  Chinook Energy, Inc.                                      61       9
#   CI Financial Corp.                                     2,756  66,346
#   Cineplex, Inc.                                           800  20,436
    Cogeco Communications, Inc.                              495  30,666
    Cogeco, Inc.                                             300  18,302
    Colliers International Group, Inc.                       805  48,758
    Constellation Software, Inc.                             100  64,643
#   Corus Entertainment, Inc. Class B                      1,500  10,293
    Cott Corp.(2228941)                                    3,102  51,679
    Cott Corp.(2228952)                                      300   5,005
    Crescent Point Energy Corp.(B67C970)                   3,609  28,475
    Crescent Point Energy Corp.(B67C8W8)                   2,478  19,539
*   Crew Energy, Inc.                                      2,714   4,965
*   Detour Gold Corp.                                      2,500  26,707
    Dollarama, Inc.                                          500  68,366
    Dorel Industries, Inc. Class B                           485  12,160
*   Dundee Precious Metals, Inc.                           2,800   6,693
    E-L Financial Corp., Ltd.                                 34  22,114
    ECN Capital Corp.                                      3,970  12,039
    Eldorado Gold Corp.                                   11,404  14,742
    Element Fleet Management Corp.                         2,800  18,894
#   Emera, Inc.                                              370  13,687
    Empire Co., Ltd. Class A                               3,000  58,049
#   Enbridge Income Fund Holdings, Inc.                    1,679  38,207
    Enbridge, Inc.                                         1,248  45,689
    Encana Corp.(2793182)                                  2,703  33,463
    Encana Corp.(2793193)                                  2,031  25,115
#   Enercare, Inc.                                           939  15,131
    Enerflex, Ltd.                                         1,364  16,224
#*  Energy Fuels, Inc.                                       100     160
    Enerplus Corp.                                         3,726  42,327
    Enghouse Systems, Ltd.                                   272  14,359
    Ensign Energy Services, Inc.                           3,401  20,351
#   Equitable Group, Inc.                                    300  16,371
*   Essential Energy Services Trust                        4,177   2,479
    Evertz Technologies, Ltd.                                722  10,173
#   Exchange Income Corp.                                    900  24,512
    Fairfax Financial Holdings, Ltd.                         120  63,122
    Finning International, Inc.                            1,611  44,361
    First Capital Realty, Inc.                             1,500  25,085
#*  First Majestic Silver Corp.                              521   3,185
    First Quantum Minerals, Ltd.                           3,789  56,492
    FirstService Corp.                                       805  53,614

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Fortis, Inc.                                             300 $ 10,600
    Franco-Nevada Corp.                                      200   15,293
#   Freehold Royalties, Ltd.                               2,008   21,941
#   Genworth MI Canada, Inc.                               1,089   37,398
    George Weston, Ltd.                                      339   29,689
    Gildan Activewear, Inc.                                1,618   55,025
#   Gluskin Sheff + Associates, Inc.                       1,000   12,870
    Goldcorp, Inc.(2676636)                                4,279   61,275
    Goldcorp, Inc.(2676302)                                1,400   20,044
*   Golden Star Resources, Ltd.                            8,100    6,585
*   Gran Tierra Energy, Inc.                               5,979   16,527
    Guardian Capital Group, Ltd. Class A                     600   12,810
*   Heroux-Devtek, Inc.                                    1,000   11,463
#   Home Capital Group, Inc.                                 800   11,122
    HudBay Minerals, Inc.                                  4,699   40,266
#   Hudson's Bay Co.                                       1,300   11,277
*   Husky Energy, Inc.                                     2,554   37,433
*   IAMGOLD Corp.(2149525)                                   326    1,917
*   IAMGOLD Corp.(2446646)                                 8,705   51,239
    IGM Financial, Inc.                                      400   14,286
    Imperial Oil, Ltd.                                       698   21,945
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                 1,373   65,737
    Innergex Renewable Energy, Inc.                        1,785   19,983
    Inter Pipeline, Ltd.                                     800   15,337
*   Interfor Corp.                                         1,300   24,637
    Intertape Polymer Group, Inc.                          1,300   22,660
#*  Iron Bridge Resources, Inc.                            3,700    1,730
    Just Energy Group, Inc.                                2,100    8,963
*   Kelt Exploration, Ltd.                                 3,100   19,003
    Keyera Corp.                                           2,100   59,090
*   Kingsway Financial Services, Inc.                        425    2,429
*   Kinross Gold Corp.                                    20,380   88,479
    Kirkland Lake Gold, Ltd.                               1,500   22,610
    Labrador Iron Ore Royalty Corp.                        1,400   30,163
    Laurentian Bank of Canada                                650   28,114
    Leon's Furniture, Ltd.                                   400    5,724
    Linamar Corp.                                          1,008   59,521
    Loblaw Cos., Ltd.                                        900   48,754
    Lundin Mining Corp.                                   10,205   73,758
    Magna International, Inc.(2554549)                     1,700   97,155
    Magna International, Inc.(2554475)                     1,978  112,987
*   Major Drilling Group International, Inc.               3,800   19,834
    Mandalay Resources Corp.                               3,315      741
    Manulife Financial Corp.(2492520)                      6,043  128,293
    Manulife Financial Corp.(2492519)                        700   14,854
    Maple Leaf Foods, Inc.                                   500   14,167
    Martinrea International, Inc.                          3,400   39,777
    Maxar Technologies, Ltd.                               1,066   67,271
*   Maxim Power Corp.                                      1,600    3,395
#*  MEG Energy Corp.                                       4,341   19,623
    Methanex Corp.                                           555   35,033
    Metro, Inc.                                              949   31,757
*   Mitel Networks Corp.                                   2,000   18,033

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Morneau Shepell, Inc.                                    911 $ 16,983
    Mullen Group, Ltd.                                     2,700   33,015
    National Bank of Canada                                4,400  228,371
    Nevsun Resources, Ltd.                                 8,700   18,178
    New Flyer Industries, Inc.                               785   37,061
*   New Gold, Inc.(2826947)                                5,860   17,723
*   New Gold, Inc.(644535106)                              1,500    4,545
#*  Newalta Corp.                                          1,319    1,265
    North West Co., Inc. (The)                               600   14,215
    Northland Power, Inc.                                  1,500   27,902
*   Nutrien, Ltd.(BDH3SB9)                                 2,503  131,009
*   Nutrien, Ltd.(BDRJLN0)                                 1,784   93,334
*   NuVista Energy, Ltd.                                   2,462   17,414
*   Obsidian Energy, Ltd.(BDHLTY3)                         2,097    2,181
#*  Obsidian Energy, Ltd.(BDHLTZ4)                         4,010    4,173
    OceanaGold Corp.                                       6,600   18,190
    Open Text Corp.                                        1,618   55,407
    Pan American Silver Corp.                              2,197   36,075
*   Paramount Resources, Ltd. Class A                      1,200   17,561
*   Parex Resources, Inc.                                  1,100   16,428
    Parkland Fuel Corp.                                      800   18,764
    Pason Systems, Inc.                                      400    5,977
#*  Pengrowth Energy Corp.                                10,136    7,993
#   Peyto Exploration & Development Corp.                  1,508   13,755
*   PHX Energy Services Corp.                                742    1,448
#   Pizza Pizza Royalty Corp.                                400    4,706
    PrairieSky Royalty, Ltd.                                 186    4,606
*   Precision Drilling Corp.(B5TQB99)                      3,099   11,249
*   Precision Drilling Corp.(B5YPLH9)                      4,800   17,405
    Premium Brands Holdings Corp.                            381   33,144
    Quarterhill, Inc.                                      2,661    4,846
    Quebecor, Inc. Class B                                 1,800   35,122
*   Raging River Exploration, Inc.                         2,300   13,931
#   Richelieu Hardware, Ltd.                                 900   23,217
    Rogers Communications, Inc. Class B                      600   29,283
    Rogers Sugar, Inc.                                     2,550   12,957
    Royal Bank of Canada(2754383)                          3,651  312,621
    Royal Bank of Canada(2756196)                          1,101   94,323
    Russel Metals, Inc.                                    1,100   27,956
*   Sabina Gold & Silver Corp.                             6,400   10,407
*   Sandstorm Gold, Ltd.                                   1,100    5,786
    Saputo, Inc.                                           1,600   55,063
    Secure Energy Services, Inc.                             840    6,078
*   SEMAFO, Inc.                                           8,300   24,563
*   Seven Generations Energy, Ltd. Class A                    22      307
    Shaw Communications, Inc. Class B                      3,396   74,135
    ShawCor, Ltd.                                            752   16,972
*   Sherritt International Corp.                           7,600    7,785
    SNC-Lavalin Group, Inc.                                  664   29,373
    Sprott, Inc.                                           3,550    8,312
*   SSR Mining, Inc.                                         400    3,457
    Stantec, Inc.                                          1,000   29,089
#   Stella-Jones, Inc.                                       716   30,148

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
#   Student Transportation, Inc.                             127 $      757
    Suncor Energy, Inc.(B3NB1P2)                             501     18,147
    Suncor Energy, Inc.(B3NB0P5)                           4,814    174,507
    Superior Plus Corp.                                    2,984     29,039
#   Surge Energy, Inc.                                     5,100      8,002
#   Tahoe Resources, Inc.                                  4,920     21,721
*   Tamarack Valley Energy, Ltd.                           5,650     13,046
*   Taseko Mines, Ltd.                                     4,300      7,621
    Teck Resources, Ltd. Class B(2879327)                  2,037     59,156
    Teck Resources, Ltd. Class B(2124533)                  2,690     78,145
    TELUS Corp.                                              712     26,807
    TFI International, Inc.                                2,900     74,976
    Thomson Reuters Corp.                                  1,328     57,471
    TMX Group, Ltd.                                          201     12,643
    TORC Oil & Gas, Ltd.                                   2,700     14,927
    Toromont Industries, Ltd.                                600     26,200
    Toronto-Dominion Bank (The)(2897222)                   4,274    259,984
    Toronto-Dominion Bank (The)(2042516)                   4,382    266,469
    Torstar Corp. Class B                                  1,100      1,449
    Total Energy Services, Inc.                            1,194     13,299
*   Tourmaline Oil Corp.                                   1,981     32,004
    TransAlta Corp.(2901628)                                 901      4,981
#   TransAlta Corp.(2786096)                                 777      4,274
    TransCanada Corp.                                      2,448    112,708
    Transcontinental, Inc. Class A                         1,600     32,351
*   Trevali Mining Corp.                                   9,243     12,174
#*  Trican Well Service, Ltd.                              6,127     19,177
    Tricon Capital Group, Inc.                             1,255     10,958
*   Trinidad Drilling, Ltd.                                5,273      7,545
*   Trisura Group, Ltd.(BYWPWZ9)                               9        180
*   Trisura Group, Ltd.(BFNJQX3)                               4         84
*   Turquoise Hill Resources, Ltd.                         2,008      6,122
    Uni-Select, Inc.                                         600     13,263
    West Fraser Timber Co., Ltd.                           2,000    139,935
*   Western Energy Services Corp.                          2,146      2,233
    Western Forest Products, Inc.                         13,700     31,855
    Westshore Terminals Investment Corp.                     318      6,507
    Wheaton Precious Metals Corp.                            900     19,441
    Whitecap Resources, Inc.                               5,924     43,298
    Winpak, Ltd.                                             341     12,356
    WSP Global, Inc.                                         833     40,336
    Yamana Gold, Inc.                                     13,032     45,031
                                                                 ----------
TOTAL CANADA                                                      9,013,267
                                                                 ----------
DENMARK -- (1.1%)
    Alm Brand A.S.                                         3,000     36,976
    AP Moller - Maersk A.S. Class A                            8     13,668
    AP Moller - Maersk A.S. Class B                           21     37,490
*   Bang & Olufsen A.S.                                      670     17,993
#*  D/S Norden A.S.                                          429      8,547
    Danske Bank A.S.                                       2,022     82,107
    DFDS A.S.                                                827     49,624

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
DENMARK -- (Continued)
    DSV A.S.                                               1,560 $  128,263
#   FLSmidth & Co. A.S.                                      356     20,966
    ISS A.S.                                                 693     27,039
    Jyske Bank A.S.                                        1,055     60,989
*   Nilfisk Holding A.S.                                     417     24,190
*   NKT A.S.                                                 417     18,182
#   Novozymes A.S. Class B                                 1,400     77,665
    Orsted A.S.                                              408     24,767
#   Pandora A.S.                                             621     58,849
    Per Aarsleff Holding A.S.                                650     22,351
    Ringkjoebing Landbobank A.S.                             280     15,438
    Rockwool International A.S. Class A                       41     10,574
    Rockwool International A.S. Class B                      132     36,873
    Schouw & Co., A.S.                                       232     23,482
    SimCorp A.S.                                             600     38,109
    Solar A.S. Class B                                       125      8,251
    Spar Nord Bank A.S.                                    2,142     25,518
    Sydbank A.S.                                           1,256     51,367
    TDC A.S.                                              13,635     91,008
*   Topdanmark A.S.                                        1,775     84,798
    Tryg A.S.                                              1,150     27,985
    United International Enterprises                          32      6,911
    Vestas Wind Systems A.S.                               1,543    105,245
*   Vestjysk Bank A.S.                                       250        115
                                                                 ----------
TOTAL DENMARK                                                     1,235,340
                                                                 ----------
FINLAND -- (2.0%)
    Ahlstrom-Munksjo Oyj                                     678     14,962
    Aktia Bank Oyj                                           537      6,402
    Alma Media Oyj                                         1,213     11,930
    Amer Sports Oyj                                        2,402     67,812
    Atria Oyj                                                595      9,182
    Cargotec Oyj Class B                                   1,344     78,357
    Citycon Oyj                                            3,421      9,497
    Cramo Oyj                                                564     13,760
    Elisa Oyj                                              1,318     56,099
    F-Secure Oyj                                           1,026      4,977
    Finnair Oyj                                            1,332     16,127
    Fiskars Oyj Abp                                          664     19,751
    Fortum Oyj                                             3,104     67,312
    Huhtamaki Oyj                                          2,364    100,917
    Kemira Oyj                                             1,740     24,633
    Kesko Oyj Class A                                        401     22,776
    Kesko Oyj Class B                                      1,418     82,705
    Kone Oyj Class B                                       1,134     64,916
    Konecranes Oyj                                         1,141     57,926
    Lassila & Tikanoja Oyj                                   606     14,268
    Metsa Board Oyj                                        2,428     22,090
    Metso Oyj                                              2,401     83,829
    Neste Oyj                                              1,474    102,014
    Nokia Oyj(5946455)                                     5,767     27,574
    Nokia Oyj(5902941)                                    27,452    132,416

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FINLAND -- (Continued)
    Nokian Renkaat Oyj                                    1,965  $   99,277
    Outokumpu Oyj                                         5,944      50,988
    Raisio Oyj Class V                                    5,314      29,456
    Ramirent Oyj                                          1,350      13,550
    Sampo Oyj Class A                                     1,527      88,715
    Sanoma Oyj                                            2,100      27,225
*   Stockmann Oyj Abp Class A                                10          55
#*  Stockmann Oyj Abp Class B                               646       3,330
    Stora Enso Oyj Class R                                4,818      82,738
    Stora Enso Oyj Sponsored ADR                          9,200     157,964
    Technopolis Oyj                                       3,587      18,065
    Tieto Oyj                                             1,067      37,090
    Tikkurila Oyj                                           201       4,037
    UPM-Kymmene Oyj                                       2,608      87,938
    UPM-Kymmene Oyj Sponsored ADR                         7,100     240,264
    Uponor Oyj                                              782      16,554
    Vaisala Oyj Class A                                     214      12,217
    Valmet Oyj                                            1,806      40,522
#   Wartsila Oyj Abp                                      1,403      95,851
#   YIT Oyj                                               2,432      19,993
                                                                 ----------
TOTAL FINLAND                                                     2,238,061
                                                                 ----------
FRANCE -- (7.6%)
*   Air France-KLM                                        2,302      35,705
    Airbus SE                                             1,424     163,758
    Albioma SA                                            1,147      29,878
    Alstom SA                                             1,261      55,313
    Altamir                                                 936      18,252
    Alten SA                                                360      36,445
    Altran Technologies SA                                1,959      36,447
    Amundi SA                                               198      18,683
#*  Antalis International SAS                                87         216
    Arkema SA                                             1,212     154,728
    Assystem                                                430      16,060
    Atos SE                                                 494      77,907
    AXA SA                                                5,863     192,819
    Beneteau SA                                             816      21,717
    BNP Paribas SA                                        3,290     271,734
    Bollore SA                                            5,989      34,772
    Bonduelle SCA                                           316      16,660
    Bouygues SA                                           2,961     164,568
    Bureau Veritas SA                                     1,505      44,101
    Capgemini SE                                            872     115,750
    Carrefour SA                                          6,143     146,494
    Casino Guichard Perrachon SA                            937      54,748
    Chargeurs SA                                          1,223      40,469
    Christian Dior SE                                        49      18,972
    Cie de Saint-Gobain                                   2,316     134,524
    Cie des Alpes                                           374      16,152
    Cie Generale des Etablissements Michelin              1,763     282,034
    Cie Plastic Omnium SA                                 1,743      89,532

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
FRANCE -- (Continued)
    CNP Assurances                                         1,406 $ 36,036
*   Coface SA                                              1,389   15,613
    Credit Agricole SA                                     4,252   80,166
    Danone SA                                              1,183  101,817
    Dassault Systemes SE                                     560   64,558
    Derichebourg SA                                        2,685   26,926
    Edenred                                                2,281   73,615
    Eiffage SA                                               799   96,867
    Electricite de France SA                               6,220   85,565
#   Elior Group SA                                         1,633   37,585
    Elis SA                                                  182    5,085
    Engie SA                                              11,708  203,299
*   Eramet                                                   350   49,398
*   Esso SA Francaise                                         16    1,026
    Euronext NV                                              451   30,553
    Eutelsat Communications SA                             2,599   57,204
    Faurecia                                               1,957  175,602
*   Fnac Darty SA                                             77    8,982
*   Fnac Darty SA                                            578   67,173
    Gaztransport Et Technigaz SA                             566   39,157
    Getlink SE                                             2,874   40,305
    Groupe Crit                                              186   17,751
    Hermes International                                      47   25,979
    Iliad SA                                                 101   26,131
    Imerys SA                                                284   30,438
    Ingenico Group SA                                        648   73,758
    IPSOS                                                    595   22,728
    JCDecaux SA                                            1,302   56,328
#   Kering                                                    81   41,030
    L'Oreal SA                                               434   98,628
    Lagardere SCA                                          2,488   77,594
    Lectra                                                   328    9,266
    Legrand SA                                               923   76,792
    LISI                                                     390   18,792
    LVMH Moet Hennessy Louis Vuitton SE                      788  246,842
    Metropole Television SA                                1,252   34,064
    MGI Coutier                                              303   13,333
    Natixis SA                                             4,949   45,065
    Neopost SA                                               479   14,263
    Nexans SA                                                940   57,015
    Nexity SA                                                333   20,065
    Orange SA                                             15,194  274,551
#   Orange SA Sponsored ADR                                2,675   48,605
    Peugeot SA                                             9,468  212,664
    Publicis Groupe SA                                       175   12,094
    Publicis Groupe SA ADR                                 2,600   44,928
#   Rallye SA                                                796   14,606
    Renault SA                                             1,352  148,494
    Rexel SA                                               4,621   83,245
    Rothschild & Co.                                         294   12,152
    Rubis SCA                                              1,290   95,139
    Safran SA                                                573   64,738
    Savencia SA                                              112   11,376

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    Schneider Electric SE(B11BPS1)                           213 $   19,893
    Schneider Electric SE(4834108)                         1,564    146,543
    SCOR SE                                                1,824     81,639
    SEB SA                                                   536    110,739
#*  Sequana SA                                               436        445
    SES SA                                                 4,828     75,341
    Societe BIC SA                                           279     31,950
    Societe Generale SA                                    2,363    137,332
#   Sodexo SA                                                519     66,526
*   SOITEC                                                   612     50,210
#*  Solocal Group                                         11,861     14,705
    Somfy SA                                                 245     27,303
    Sopra Steria Group                                       279     56,571
    SPIE SA                                                  582     14,463
*   Ste Industrielle d'Aviation Latecoere SA               2,936     20,157
    Stef SA                                                  282     34,642
#   STMicroelectronics NV                                  5,627    134,465
    Suez                                                   3,391     50,548
    Tarkett SA                                               335     13,097
    Technicolor SA                                         2,918     10,904
    Teleperformance                                        1,148    173,984
    Thales SA                                                513     57,504
    Total SA                                               9,638    558,810
    Trigano SA                                               418     81,143
*   Ubisoft Entertainment SA                               2,639    225,855
    Valeo SA                                               1,703    134,092
#*  Vallourec SA                                           6,513     44,604
    Veolia Environnement SA                                1,171     29,519
    Veolia Environnement SA ADR                              635     15,989
    Vicat SA                                                 469     38,642
    Vilmorin & Cie SA                                        213     23,292
    Vinci SA                                               1,483    160,281
    Vivendi SA                                             2,056     60,237
*   Worldline SA                                             475     26,854
#   Zodiac Aerospace                                          91      2,828
                                                                 ----------
TOTAL FRANCE                                                      8,344,531
                                                                 ----------
GERMANY -- (6.7%)
    Aareal Bank AG                                         1,026     51,867
    Adidas AG                                                211     49,031
    ADO Properties SA                                         72      3,880
    Allianz SE                                             1,131    286,060
    Aurubis AG                                               668     70,196
    Axel Springer SE                                         959     84,275
    BASF SE                                                5,979    701,203
    Bauer AG                                                 343     10,525
    Bayerische Motoren Werke AG                            2,651    302,816
    BayWa AG                                                 292     11,325
    Bechtle AG                                               278     25,354
    Beiersdorf AG                                             97     11,501
    Bertrandt AG                                             214     27,445
    Bilfinger SE                                             525     24,643

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
GERMANY -- (Continued)
    Borussia Dortmund GmbH & Co. KGaA                        897 $  6,372
    Brenntag AG                                              881   57,193
    CANCOM SE                                                396   37,413
    CECONOMY AG                                            2,894   41,722
    Cewe Stiftung & Co. KGAA                                 287   31,258
*   Commerzbank AG                                         8,023  132,381
    Continental AG                                           413  124,068
    Covestro AG                                               79    9,097
    CropEnergies AG                                          935    8,450
    CTS Eventim AG & Co. KGaA                                714   35,700
    Daimler AG                                             6,300  576,996
    Deutsche Bank AG(D18190898)                            7,203  132,103
    Deutsche Bank AG(5750355)                                349    6,422
    Deutsche Beteiligungs AG                                 294   18,147
    Deutsche Boerse AG                                       795  102,170
    Deutsche EuroShop AG                                     254    9,980
    Deutsche Lufthansa AG                                  5,573  199,083
    Deutsche Pfandbriefbank AG                             1,561   28,853
    Deutsche Post AG                                       2,363  111,615
    Deutsche Telekom AG                                   26,384  462,776
    Deutsche Wohnen SE                                     2,299  103,951
    Deutz AG                                               2,362   21,933
*   Dialog Semiconductor P.L.C.                              694   21,158
    DIC Asset AG                                           1,009   12,958
    DMG Mori AG                                              476   28,217
    Duerr AG                                                 417   57,449
    E.ON SE                                                4,329   45,502
    E.ON SE Sponsored ADR                                  7,421   78,143
    ElringKlinger AG                                       1,148   26,666
    Fielmann AG                                              278   24,341
    Fraport AG Frankfurt Airport Services Worldwide          402   47,596
    Freenet AG                                             2,096   80,373
    Fuchs Petrolub SE                                        430   21,836
    GEA Group AG                                             401   19,945
    Gerry Weber International AG                             313    3,472
    Grammer AG                                               503   31,689
    GRENKE AG                                                198   23,613
*   H&R GmbH & Co. KGaA                                       69    1,229
    Hamburger Hafen und Logistik AG                          706   19,715
    Hannover Rueck SE                                        205   28,037
*   Hapag-Lloyd AG                                           515   21,362
    HeidelbergCement AG                                      911   98,894
*   Heidelberger Druckmaschinen AG                         4,410   15,942
    Hella GmbH & Co KGaA                                     692   49,314
    Henkel AG & Co. KGaA                                     149   18,651
    Hochtief AG                                              181   32,732
    Hornbach Baumarkt AG                                     280   10,753
    Hugo Boss AG                                             715   65,668
    Indus Holding AG                                         565   44,850
    Infineon Technologies AG                               4,590  133,643
    Innogy SE                                              1,011   38,542
    Jenoptik AG                                               66    2,739
#   K+S AG                                                 3,830  107,640

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
    KION Group AG                                            764 $   70,223
    Kloeckner & Co. SE                                     1,469     19,481
    Koenig & Bauer AG                                        322     26,394
#   Krones AG                                                229     32,002
    Lanxess AG                                             1,758    153,515
    LEG Immobilien AG                                        638     72,002
    Leoni AG                                                 751     57,669
#*  METRO AG                                               2,894     62,940
    MLP SE                                                   505      3,558
    MTU Aero Engines AG                                      614    110,071
    Muenchener Rueckversicherungs-Gesellschaft AG            421     99,047
    Nemetschek SE                                            152     14,976
#*  Nordex SE                                              1,346     17,794
    Norma Group SE                                           650     51,198
    OSRAM Licht AG                                         1,507    131,674
    Pfeiffer Vacuum Technology AG                            158     31,328
    ProSiebenSat.1 Media SE                                  528     20,228
    Rational AG                                               20     14,068
    Rheinmetall AG                                           925    130,934
*   RWE AG                                                 8,756    175,611
    S&T AG                                                   280      7,701
    Salzgitter AG                                            796     48,079
    SAP SE                                                   882     99,790
    SHW AG                                                   202      8,788
    Sixt SE                                                  563     58,167
#   SMA Solar Technology AG                                  240     13,065
    Stabilus SA                                              256     24,817
    Stroeer SE & Co. KGaA                                    445     34,296
    Suedzucker AG                                          1,926     36,705
    Symrise AG                                               699     58,578
    TAG Immobilien AG                                        916     18,107
    Takkt AG                                                 583     16,227
    Telefonica Deutschland Holding AG                      5,114     25,851
    ThyssenKrupp AG                                        1,298     40,868
    TLG Immobilien AG                                        430     12,108
*   Tom Tailor Holding SE                                  1,248     17,544
    Uniper SE                                              2,025     60,452
    United Internet AG                                       699     51,000
    Volkswagen AG                                            339     75,211
    Vonovia SE                                               877     43,247
#   VTG AG                                                   331     17,137
    Wacker Chemie AG                                         409     82,067
    Wacker Neuson SE                                         532     21,797
    Wuestenrot & Wuerttembergische AG                        387     11,590
    XING SE                                                   17      5,946
                                                                 ----------
TOTAL GERMANY                                                     7,314,324
                                                                 ----------
HONG KONG -- (2.5%)
    APT Satellite Holdings, Ltd.                          19,500      9,184
#   ASM Pacific Technology, Ltd.                           2,800     38,137
    Associated International Hotels, Ltd.                  6,000     19,621
    Bank of East Asia, Ltd. (The)                          7,548     32,582

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
HONG KONG -- (Continued)
    BOC Aviation, Ltd.                                      2,000 $ 11,744
    BOC Hong Kong Holdings, Ltd.                           22,500  114,751
*   Brightoil Petroleum Holdings, Ltd.                     42,000    8,054
    Cafe de Coral Holdings, Ltd.                           10,000   26,455
*   Cathay Pacific Airways, Ltd.                           17,000   26,941
    Chinese Estates Holdings, Ltd.                          4,000    6,742
    Chow Sang Sang Holdings International, Ltd.             5,000   12,089
    Chow Tai Fook Jewellery Group, Ltd.                     3,200    3,582
    Chuang's Consortium International, Ltd.                93,642   23,122
    CITIC Telecom International Holdings, Ltd.              8,000    2,408
    CK Asset Holdings, Ltd.                                 5,000   47,578
    CK Hutchison Holdings, Ltd.                            10,000  134,885
    CLP Holdings, Ltd.                                      5,000   50,943
    Dah Sing Banking Group, Ltd.                            4,160    9,827
    Dah Sing Financial Holdings, Ltd.                       4,576   30,853
*   Esprit Holdings, Ltd.                                  35,700   14,365
    Far East Consortium International, Ltd.                37,000   21,386
#   FIH Mobile, Ltd.                                       55,000   16,401
    First Pacific Co., Ltd.                                55,600   39,655
#*  GCL New Energy Holdings, Ltd.                         318,000   23,112
    Giordano International, Ltd.                           20,000   10,227
*   Global Brands Group Holding, Ltd.                     188,000   16,305
    Great Eagle Holdings, Ltd.                              3,000   15,752
#   Guotai Junan International Holdings, Ltd.              84,000   30,488
    Hang Lung Group, Ltd.                                  12,000   45,548
    Hang Lung Properties, Ltd.                             16,000   42,173
    Hang Seng Bank, Ltd.                                    3,100   73,654
    Henderson Land Development Co., Ltd.                    3,200   22,332
    HKR International, Ltd.                                 9,600    6,318
    HKT Trust & HKT, Ltd.                                  34,000   42,520
    Hong Kong & China Gas Co., Ltd.                        19,647   38,805
    Hong Kong Aircraft Engineering Co., Ltd.                1,200    7,426
    Hong Kong Exchanges & Clearing, Ltd.                    2,560   96,578
#   Hongkong & Shanghai Hotels, Ltd. (The)                 11,096   17,058
    Hopewell Holdings, Ltd.                                 8,000   32,392
    Hutchison Telecommunications Hong Kong Holdings, Ltd.  15,000    6,091
    Hysan Development Co., Ltd.                             5,000   27,897
*   I-CABLE Communications, Ltd.                            9,354      260
    Johnson Electric Holdings, Ltd.                         9,375   38,255
    Kerry Logistics Network, Ltd.                           6,500    9,352
    Kerry Properties, Ltd.                                 13,000   62,171
#   Kingston Financial Group, Ltd.                         62,000   48,110
    Kowloon Development Co., Ltd.                          10,000   10,698
    L'Occitane International SA                             9,250   17,113
    Lai Sun Development Co., Ltd.                           2,860    5,116
    Li & Fung, Ltd.                                       106,000   53,999
    Lifestyle International Holdings, Ltd.                  4,500    6,783
    Luk Fook Holdings International, Ltd.                   8,000   28,564
    Man Wah Holdings, Ltd.                                 64,000   68,073
*   Midland Holdings, Ltd.                                  4,000    1,275
    Miramar Hotel & Investment                              7,000   14,955
    MTR Corp., Ltd.                                         7,053   40,337
    New World Development Co., Ltd.                        40,534   65,339

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
HONG KONG -- (Continued)
*   Newocean Energy Holdings, Ltd.                        42,000 $   10,595
    NWS Holdings, Ltd.                                    12,806     24,890
    Orient Overseas International, Ltd.                    6,000     56,378
#*  Pacific Basin Shipping, Ltd.                          91,000     21,080
    Pacific Textiles Holdings, Ltd.                       15,000     15,727
    PCCW, Ltd.                                            45,000     25,916
    Pico Far East Holdings, Ltd.                          14,000      5,599
    Power Assets Holdings, Ltd.                            2,500     22,217
    Prada SpA                                              2,700     11,062
    Regal Hotels International Holdings, Ltd.              8,600      6,154
    SA SA International Holdings, Ltd.                    28,000     12,153
    Samsonite International SA                            17,400     75,200
    Shun Tak Holdings, Ltd.                               27,500     11,832
    Sino Land Co., Ltd.                                   16,800     30,985
    SITC International Holdings Co., Ltd.                 14,000     16,017
#   SmarTone Telecommunications Holdings, Ltd.            16,500     19,209
*   SOCAM Development, Ltd.                                4,000      1,034
    Stella International Holdings, Ltd.                   10,000     14,485
    Sun Hung Kai & Co., Ltd.                              11,619      7,570
    Sun Hung Kai Properties, Ltd.                          4,134     71,472
    Swire Pacific, Ltd. Class A                            4,000     39,924
    Swire Pacific, Ltd. Class B                            5,000      8,569
    TAI Cheung Holdings, Ltd.                             12,000     14,864
    Techtronic Industries Co., Ltd.                       21,500    143,256
    Television Broadcasts, Ltd.                            5,100     18,197
#   Texwinca Holdings, Ltd.                               14,000      7,658
    Transport International Holdings, Ltd.                 4,000     12,472
*   Trinity, Ltd.                                         64,000      6,266
*   Victory City International Holdings, Ltd.             14,000        327
    Vitasoy International Holdings, Ltd.                  18,000     46,024
    VTech Holdings, Ltd.                                   2,200     30,347
    WH Group, Ltd.                                        45,500     56,256
    Wharf Holdings, Ltd. (The)                             3,625     14,770
*   Wharf Real Estate Investment Co., Ltd.                 3,625     25,047
    Wheelock & Co., Ltd.                                   6,000     46,924
    Xinyi Glass Holdings, Ltd.                            32,000     48,484
    Yue Yuen Industrial Holdings, Ltd.                    15,000     67,789
                                                                 ----------
TOTAL HONG KONG                                                   2,773,130
                                                                 ----------
IRELAND -- (0.6%)
*   Bank of Ireland Group P.L.C.                           8,712     85,071
    CRH P.L.C.                                             1,886     70,043
#   CRH P.L.C. Sponsored ADR                               1,293     48,345
*   FBD Holdings P.L.C.                                      158      2,106
    Glanbia P.L.C.                                         1,329     22,729
    Irish Continental Group P.L.C.                         3,964     28,109
    Kerry Group P.L.C. Class A                               667     70,978
    Kingspan Group P.L.C.(0492793)                         1,183     54,694
    Kingspan Group P.L.C.(4491235)                         1,606     74,067

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                             3,976 $139,533
                                                                 --------
TOTAL IRELAND                                                     595,675
                                                                 --------
ISRAEL -- (0.6%)
*   Airport City, Ltd.                                     1,610   20,719
    Alony Hetz Properties & Investments, Ltd.              1,012   10,625
    Amot Investments, Ltd.                                 3,663   21,892
    Ashtrom Properties, Ltd.                               2,052   11,738
    Bank Hapoalim BM                                       5,787   43,236
    Bank Leumi Le-Israel BM                               16,662  102,274
    Bezeq The Israeli Telecommunication Corp., Ltd.       10,611   17,489
*   Clal Insurance Enterprises Holdings, Ltd.                684   13,298
    Delek Automotive Systems, Ltd.                           855    6,640
    Delta-Galil Industries, Ltd.                             374   13,231
    Elbit Systems, Ltd.                                      102   15,406
    Electra, Ltd.                                             44   11,747
    First International Bank Of Israel, Ltd.               1,226   27,660
    Formula Systems 1985, Ltd.                               173    7,486
*   Hadera Paper, Ltd.                                       161   11,386
    Harel Insurance Investments & Financial Services,
      Ltd.                                                 1,465   12,101
    Israel Chemicals, Ltd.                                 1,084    4,563
*   Israel Discount Bank, Ltd. Class A                    11,877   35,528
*   Jerusalem Oil Exploration                                300   18,596
    Melisron, Ltd.                                           118    5,276
    Migdal Insurance & Financial Holding, Ltd.             7,718    9,262
    Mizrahi Tefahot Bank, Ltd.                             3,321   64,637
    Naphtha Israel Petroleum Corp., Ltd.                   1,479    9,964
    Oil Refineries, Ltd.                                   7,964    3,772
*   Partner Communications Co., Ltd.                       2,267   12,838
    Paz Oil Co., Ltd.                                        120   20,671
*   Phoenix Holdings, Ltd. (The)                           1,952   12,246
    Shikun & Binui, Ltd.                                   5,298   12,944
    Shufersal, Ltd.                                        1,625   11,698
    Strauss Group, Ltd.                                    1,319   29,734
    Summit Real Estate Holdings, Ltd.                      1,546   14,511
*   Union Bank of Israel                                     247    1,397
                                                                 --------
TOTAL ISRAEL                                                      614,565
                                                                 --------
ITALY -- (3.0%)
    A2A SpA                                               22,224   42,710
    ACEA SpA                                               1,354   26,137
#   Anima Holding SpA                                      3,139   26,337
*   Ansaldo STS SpA                                        2,050   31,043
*   Arnoldo Mondadori Editore SpA                          1,773    4,952
    Assicurazioni Generali SpA                             7,440  147,603
#   Astaldi SpA                                            1,321    4,512
#   Atlantia SpA                                           2,073   68,616
    Autogrill SpA                                          2,299   32,012
    Azimut Holding SpA                                     1,510   34,389
#*  Banca Carige SpA                                       6,536       70
    Banca Generali SpA                                     1,007   37,719
    Banca IFIS SpA                                           180    8,565

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
ITALY -- (Continued)
    Banca Mediolanum SpA                                   3,607 $ 35,387
*   Banca Monte dei Paschi di Siena SpA                       51      237
    Banca Popolare di Sondrio SCPA                         9,550   38,575
#*  Banco BPM SpA                                         20,885   79,497
#   BPER Banca                                            10,482   61,176
    Brembo SpA                                             2,670   43,121
    Buzzi Unicem SpA                                       2,089   61,335
    Cairo Communication SpA                                   42      192
    Cementir Holding SpA                                   2,563   24,059
    Cerved Information Solutions SpA                         959   13,525
    CNH Industrial NV                                      6,535   96,631
#*  Credito Valtellinese SpA                                 265    3,528
    Danieli & C Officine Meccaniche SpA                      433   12,373
    De' Longhi SpA                                           720   24,222
    Ei Towers SpA                                            203   12,404
    Enel SpA                                              13,639   86,711
    Eni SpA                                                5,888  105,997
    Eni SpA Sponsored ADR                                  2,146   77,728
    ERG SpA                                                1,082   22,423
    Ferrari NV(BD6G507)                                      342   40,803
    Ferrari NV(BZ1GMK5)                                      160   19,120
    Fiat Chrysler Automobiles NV(N31738102)               13,679  330,621
    Fiat Chrysler Automobiles NV(BRJFWP3)                  3,434   82,995
#   FinecoBank Banca Fineco SpA                            4,628   57,540
*   GEDI Gruppo Editoriale SpA                             3,978    3,153
#   Geox SpA                                                 852    2,906
    Hera SpA                                              12,421   45,398
*   IMMSI SpA                                              4,196    3,920
    Industria Macchine Automatiche SpA                       246   21,527
    Interpump Group SpA                                    1,758   63,380
    Intesa Sanpaolo SpA                                   20,778   81,640
    Iren SpA                                               8,189   26,498
    Italgas SpA                                            3,861   23,857
    Leonardo SpA                                           6,992   84,391
    Luxottica Group SpA                                       27    1,736
    MARR SpA                                                 686   18,975
#*  Mediaset SpA                                          14,069   55,999
    Mediobanca Banca di Credito Finanziario SpA            5,441   66,173
    Moncler SpA                                            1,784   58,792
    Parmalat SpA                                           3,464   13,448
    Piaggio & C SpA                                        2,131    6,439
    Prysmian SpA                                           2,221   78,131
    Reply SpA                                                348   22,607
#*  Saipem SpA                                            12,978   60,884
#   Salvatore Ferragamo SpA                                  861   24,254
    Saras SpA                                             13,711   29,953
    Snam SpA                                               8,606   41,862
    Societa Cattolica di Assicurazioni SC                  2,285   28,428
    Societa Iniziative Autostradali e Servizi SpA          1,213   22,843
*   Telecom Italia SpA                                    88,857   79,960
*   Telecom Italia SpA Sponsored ADR                       8,020   72,661
    Tenaris SA                                               725   12,664
    Terna Rete Elettrica Nazionale SpA                     8,437   50,826

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
ITALY -- (Continued)
    Tod's SpA                                                194 $   14,619
*   UniCredit SpA                                          6,516    143,666
    Unione di Banche Italiane SpA                         18,429     95,524
    Unipol Gruppo SpA                                      6,471     35,697
    UnipolSai Assicurazioni SpA                           26,802     69,295
    Vittoria Assicurazioni SpA                               877     14,186
                                                                 ----------
TOTAL ITALY                                                       3,271,157
                                                                 ----------
JAPAN -- (23.6%)
    77 Bank, Ltd. (The)                                    1,400     36,744
    ABC-Mart, Inc.                                           100      6,507
    Adastria Co., Ltd.                                       600     12,819
    ADEKA Corp.                                            2,100     37,288
    Aeon Co., Ltd.                                         5,810     99,181
    Aeon Delight Co., Ltd.                                   600     21,938
    AEON Financial Service Co., Ltd.                         900     22,516
    Aeon Mall Co., Ltd.                                      800     17,628
    Ahresty Corp.                                            800      6,781
    Aica Kogyo Co., Ltd.                                   1,000     38,758
    Aichi Bank, Ltd. (The)                                   200     10,226
    Aichi Steel Corp.                                        400     16,462
    Aisan Industry Co., Ltd.                               1,300     15,693
    Aisin Seiki Co., Ltd.                                  2,000    117,063
#*  Akebono Brake Industry Co., Ltd.                       6,000     17,691
    Akita Bank, Ltd. (The)                                   500     14,161
#   Alpine Electronics, Inc.                               1,300     29,491
    Alps Electric Co., Ltd.                                1,300     37,567
    Amano Corp.                                            1,700     46,202
    ANA Holdings, Inc.                                       300     12,239
    AOKI Holdings, Inc.                                    1,200     18,198
    Aomori Bank, Ltd. (The)                                  200      6,610
    Aoyama Trading Co., Ltd.                                 600     23,628
    Aozora Bank, Ltd.                                        600     24,370
    Arakawa Chemical Industries, Ltd.                        900     18,455
    Arcland Sakamoto Co., Ltd.                               400      6,901
    Arcs Co., Ltd.                                           800     18,584
    Asahi Diamond Industrial Co., Ltd.                     1,000     12,353
    Asahi Glass Co., Ltd.                                  1,800     79,264
    Asahi Kasei Corp.                                     10,000    131,200
    Asics Corp.                                            2,400     39,625
    ASKUL Corp.                                              200      6,686
    Atom Corp.                                             1,000      8,799
    Avex, Inc.                                             1,200     17,925
    Awa Bank, Ltd. (The)                                   5,000     31,883
    Axial Retailing, Inc.                                    100      4,098
    Bandai Namco Holdings, Inc.                              700     22,908
    Bando Chemical Industries, Ltd.                        1,200     14,234
    Bank of Iwate, Ltd. (The)                                400     16,368
    Bank of Kyoto, Ltd. (The)                                700     39,441
#   Bank of Nagoya, Ltd. (The)                               400     15,421
    Bank of Okinawa, Ltd. (The)                              720     29,058
    Bank of Saga, Ltd. (The)                                 200      4,661

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Benesse Holdings, Inc.                                  700  $ 26,376
    Bic Camera, Inc.                                      3,100    47,829
    Bridgestone Corp.                                     4,300   209,866
    Brother Industries, Ltd.                              3,400    87,342
    Bunka Shutter Co., Ltd.                               2,700    24,935
    C Uyemura & Co., Ltd.                                   200    15,748
#   Calbee, Inc.                                            400    14,133
    Canon Electronics, Inc.                                 500    13,026
    Canon Marketing Japan, Inc.                           1,200    33,047
    Canon, Inc.                                             994    39,661
    Canon, Inc. Sponsored ADR                             3,493   140,488
    Capcom Co., Ltd.                                      1,200    45,905
    Casio Computer Co., Ltd.                              2,100    31,978
    Central Glass Co., Ltd.                                 800    17,906
    Central Japan Railway Co.                               300    56,988
    Chiba Bank, Ltd. (The)                                3,000    26,117
    Chiba Kogyo Bank, Ltd. (The)                          1,500     7,408
#   Chiyoda Corp.                                         4,000    38,050
#   Chofu Seisakusho Co., Ltd.                              700    16,356
    Chubu Electric Power Co., Inc.                        1,800    22,684
    Chubu Shiryo Co., Ltd.                                1,400    30,178
    Chudenko Corp.                                          800    23,216
    Chuetsu Pulp & Paper Co., Ltd.                          600    11,036
    Chugoku Bank, Ltd. (The)                              1,700    22,408
    Chugoku Electric Power Co., Inc. (The)                1,200    13,293
    Chugoku Marine Paints, Ltd.                           2,000    17,441
    Chukyo Bank, Ltd. (The)                                 300     6,384
    Ci:z Holdings Co., Ltd.                                 500    26,669
    Citizen Watch Co., Ltd.                               4,300    33,038
    CKD Corp.                                             2,200    59,727
    Clarion Co., Ltd.                                     6,000    22,058
#   CMK Corp.                                             1,300    12,777
#   COLOPL, Inc.                                          2,100    18,388
    Colowide Co., Ltd.                                      700    14,079
    COMSYS Holdings Corp.                                 1,600    44,750
    Concordia Financial Group, Ltd.                       7,046    42,965
    Cosmo Energy Holdings Co., Ltd.                       1,500    59,057
    Credit Saison Co., Ltd.                               1,600    29,232
    CyberAgent, Inc.                                        700    30,440
    Dai Nippon Printing Co., Ltd.                         2,100    46,959
    Dai-ichi Life Holdings, Inc.                          2,700    56,936
    Daibiru Corp.                                         1,500    18,967
    Daicel Corp.                                          4,000    48,640
    Daido Steel Co., Ltd.                                   700    41,406
    Daifuku Co., Ltd.                                       800    53,865
    Daihen Corp.                                          3,000    28,659
    Daiho Corp.                                           3,000    15,725
    Daiichikosho Co., Ltd.                                  400    21,850
    Daikin Industries, Ltd.                                 400    48,264
    Daikokutenbussan Co., Ltd.                              400    18,611
    Daikyo, Inc.                                            500    10,599
    Daikyonishikawa Corp.                                   700    11,436
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                  500    24,572

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
JAPAN -- (Continued)
#   Daio Paper Corp.                                       3,000 $41,045
    Daiseki Co., Ltd.                                        200   6,003
    Daishi Bank, Ltd. (The)                                  300  14,240
    Daito Trust Construction Co., Ltd.                       200  35,053
    Daiwa House Industry Co., Ltd.                         2,100  83,178
    Daiwa Securities Group, Inc.                          10,000  71,985
    Daiwabo Holdings Co., Ltd.                               800  35,663
    DCM Holdings Co., Ltd.                                 1,800  17,838
    Dena Co., Ltd.                                         1,100  23,891
    Denka Co., Ltd.                                        2,200  87,931
    Denki Kogyo Co., Ltd.                                    600  17,035
    Denso Corp.                                            1,100  69,152
    Dentsu, Inc.                                             800  35,896
    Denyo Co., Ltd.                                        1,300  21,927
    DIC Corp.                                              1,400  55,400
    Disco Corp.                                              200  47,167
    DMG Mori Co., Ltd.                                     1,100  25,188
    Don Quijote Holdings Co., Ltd.                           600  33,244
    Doutor Nichires Holdings Co., Ltd.                       400   9,502
    Dowa Holdings Co., Ltd.                                1,000  41,681
    DTS Corp.                                                900  32,930
    Duskin Co., Ltd.                                       1,000  25,981
    DyDo Group Holdings, Inc.                                300  17,168
    Eagle Industry Co., Ltd.                               1,300  25,813
#   Earth Chemical Co., Ltd.                                 200  10,445
    East Japan Railway Co.                                   600  59,889
    Ebara Corp.                                            1,000  41,048
#   EDION Corp.                                            1,800  23,025
    Ehime Bank, Ltd. (The)                                 1,200  15,123
    Eighteenth Bank, Ltd. (The)                            4,000  10,927
    Electric Power Development Co., Ltd.                     600  17,103
    Enplas Corp.                                             200   7,541
    Exedy Corp.                                            1,000  35,105
    Ezaki Glico Co., Ltd.                                    300  15,309
    FamilyMart UNY Holdings Co., Ltd.                        911  61,242
    FCC Co., Ltd.                                          1,000  26,892
    Ferrotec Holdings Corp.                                  600  15,742
    FIDEA Holdings Co., Ltd.                               5,200   9,567
    Foster Electric Co., Ltd.                                500  14,809
    FP Corp.                                                 500  26,416
    France Bed Holdings Co., Ltd.                          1,200  11,458
    Fudo Tetra Corp.                                       9,100  15,539
    Fuji Electric Co., Ltd.                                7,000  57,793
#   Fuji Kyuko Co., Ltd.                                     499  14,792
    Fuji Media Holdings, Inc.                              1,600  26,288
    Fuji Oil Holdings, Inc.                                1,100  33,566
    Fuji Seal International, Inc.                            800  27,830
    Fujibo Holdings, Inc.                                    500  18,618
    FUJIFILM Holdings Corp.                                1,500  57,820
    Fujikura, Ltd.                                         7,000  68,824
    Fujimori Kogyo Co., Ltd.                                 300  10,785
    Fujitec Co., Ltd.                                      1,400  19,319
    Fujitsu General, Ltd.                                  1,000  19,794

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Fujitsu, Ltd.                                         16,000 $118,138
    Fukui Bank, Ltd. (The)                                   700   17,053
    Fukuoka Financial Group, Inc.                          6,000   34,913
    Fukuyama Transporting Co., Ltd.                          600   23,170
    Furukawa Co., Ltd.                                       300    6,835
    Furukawa Electric Co., Ltd.                            1,800   98,947
    Fuso Chemical Co., Ltd.                                  800   23,038
    Futaba Corp.                                             600   13,377
    Futaba Industrial Co., Ltd.                              900    8,642
    Fuyo General Lease Co., Ltd.                             200   14,710
    Geo Holdings Corp.                                       900   18,326
    Glory, Ltd.                                            1,000   39,180
#   GMO internet, Inc.                                     1,100   20,153
    Goldcrest Co., Ltd.                                      600   13,304
    GS Yuasa Corp.                                         9,000   48,504
    GungHo Online Entertainment, Inc.                      3,500   10,092
    Gunma Bank, Ltd. (The)                                 5,300   32,073
    Gunze, Ltd.                                              500   31,055
#   Gurunavi, Inc.                                           700    8,756
    H2O Retailing Corp.                                    1,445   29,307
    Hachijuni Bank, Ltd. (The)                             7,000   41,623
    Hakuhodo DY Holdings, Inc.                             2,200   33,125
    Hankyu Hanshin Holdings, Inc.                          2,400   96,964
    Hanwa Co., Ltd.                                          800   39,030
    Haseko Corp.                                           2,200   34,404
    Hazama Ando Corp.                                      4,200   34,557
    Heiwa Corp.                                              800   16,034
    Heiwa Real Estate Co., Ltd.                            1,300   25,636
    Heiwado Co., Ltd.                                      1,200   26,280
    Hibiya Engineering, Ltd.                                 600   12,469
    Hikari Tsushin, Inc.                                     200   29,151
    Hino Motors, Ltd.                                      2,700   35,905
    Hiroshima Bank, Ltd. (The)                             3,500   29,417
    HIS Co., Ltd.                                            800   28,980
    Hitachi Capital Corp.                                  1,300   35,904
    Hitachi Chemical Co., Ltd.                             1,300   33,302
    Hitachi Construction Machinery Co., Ltd.               1,500   67,469
    Hitachi High-Technologies Corp.                          400   18,887
    Hitachi Kokusai Electric, Inc.                           800   22,840
    Hitachi Metals, Ltd.                                   2,000   27,290
    Hitachi Transport System, Ltd.                         1,100   28,595
    Hitachi Zosen Corp.                                    3,800   20,643
    Hitachi, Ltd.                                         41,000  327,172
    Hokkaido Electric Power Co., Inc.                      1,600   10,436
    Hokkan Holdings, Ltd.                                  5,000   19,598
    Hokkoku Bank, Ltd. (The)                                 700   29,599
    Hokuetsu Bank, Ltd. (The)                                400    9,203
    Hokuetsu Industries Co., Ltd.                            200    2,204
    Hokuetsu Kishu Paper Co., Ltd.                         3,600   23,656
    Hokuhoku Financial Group, Inc.                         2,500   37,601
#   Hokuriku Electric Power Co.                            1,800   14,730
    Hokuto Corp.                                             800   14,792
    Honda Motor Co., Ltd.                                  7,300  257,440

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Honda Motor Co., Ltd. Sponsored ADR                    3,554 $125,421
    House Foods Group, Inc.                                  800   27,875
    Hyakugo Bank, Ltd. (The)                               4,000   20,224
    Hyakujushi Bank, Ltd. (The)                            4,000   14,084
    Ibiden Co., Ltd.                                       2,800   43,648
#   Ichigo, Inc.                                           5,700   23,652
    Ichiyoshi Securities Co., Ltd.                           500    6,475
    Idemitsu Kosan Co., Ltd.                               2,200   82,585
    IDOM, Inc.                                             1,200    8,393
    IHI Corp.                                              2,000   67,178
    Iida Group Holdings Co., Ltd.                          1,624   32,229
    Iino Kaiun Kaisha, Ltd.                                2,500   14,259
    Inaba Denki Sangyo Co., Ltd.                             600   28,312
    Inabata & Co., Ltd.                                      300    4,560
    Inpex Corp.                                            4,100   53,470
    Internet Initiative Japan, Inc.                          700   15,235
    Iseki & Co., Ltd.                                        500   13,021
    Isetan Mitsukoshi Holdings, Ltd.                       3,900   46,852
    Isuzu Motors, Ltd.                                     4,500   76,203
    Ito En, Ltd.                                             600   24,840
    ITOCHU Corp.                                           4,600   90,513
    Itochu Enex Co., Ltd.                                  1,800   16,862
    Itoham Yonekyu Holdings, Inc.                          5,000   45,938
    Iwatani Corp.                                          1,400   48,438
    Iyo Bank, Ltd. (The)                                   4,300   35,503
    J Front Retailing Co., Ltd.                            3,400   62,493
    J-Oil Mills, Inc.                                        300   10,785
    Jafco Co., Ltd.                                          500   28,456
    Japan Aviation Electronics Industry, Ltd.              1,000   16,811
#*  Japan Display, Inc.                                    9,400   20,455
    Japan Exchange Group, Inc.                             3,000   54,173
    Japan Petroleum Exploration Co., Ltd.                  1,100   30,420
    Japan Pulp & Paper Co., Ltd.                             500   19,457
    Japan Steel Works, Ltd. (The)                          1,600   50,178
    Japan Wool Textile Co., Ltd. (The)                     2,000   21,583
    JFE Holdings, Inc.                                     2,000   47,549
    JGC Corp.                                              1,500   32,600
    Joshin Denki Co., Ltd.                                   500   16,198
    JSR Corp.                                              1,100   26,147
    JTEKT Corp.                                            3,200   57,459
    Juki Corp.                                             1,700   32,426
    Juroku Bank, Ltd. (The)                                  600   17,503
    JVC Kenwood Corp.                                      1,500    5,813
    JXTG Holdings, Inc.                                   17,200  114,511
    K's Holdings Corp.                                     1,400   39,106
    Kajima Corp.                                           6,000   59,569
#   Kakaku.com, Inc.                                       1,500   26,354
    Kameda Seika Co., Ltd.                                   300   14,549
    Kamigumi Co., Ltd.                                     1,000   22,010
    Kanamoto Co., Ltd.                                       600   18,555
    Kandenko Co., Ltd.                                     4,000   44,158
    Kaneka Corp.                                           8,000   74,468
    Kanematsu Corp.                                        2,400   32,839

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Kanematsu Electronics, Ltd.                             400  $ 11,841
    Kansai Electric Power Co., Inc. (The)                 3,300    41,120
    Kansai Paint Co., Ltd.                                1,000    24,735
    Kao Corp.                                             1,000    69,489
    Kato Sangyo Co., Ltd.                                   300    10,739
    Kato Works Co., Ltd.                                    400    12,684
    Kawasaki Heavy Industries, Ltd.                       1,500    62,112
*   Kawasaki Kisen Kaisha, Ltd.                           1,500    39,893
    KDDI Corp.                                            3,700    93,900
    Keihan Holdings Co., Ltd.                             1,000    31,702
    Keihanshin Building Co., Ltd.                           600     4,964
    Keihin Corp.                                          1,100    22,933
    Keikyu Corp.                                          1,500    29,646
    Keio Corp.                                              600    28,570
    Keisei Electric Railway Co., Ltd.                       500    16,979
    Keiyo Bank, Ltd. (The)                                6,000    28,848
    Kewpie Corp.                                            800    22,888
    Key Coffee, Inc.                                        300     5,856
    Keyence Corp.                                           100    61,111
    Kinden Corp.                                          1,500    25,105
    Kintetsu Group Holdings Co., Ltd.                       700    27,716
    Kintetsu World Express, Inc.                            600    13,238
    Kitz Corp.                                            3,000    25,963
    Kiyo Bank, Ltd. (The)                                 1,500    25,055
    Koa Corp.                                               600    14,599
*   Kobe Steel, Ltd.                                      2,400    24,990
    Kohnan Shoji Co., Ltd.                                1,300    32,752
    Koito Manufacturing Co., Ltd.                           500    35,319
    Kokuyo Co., Ltd.                                      1,600    29,739
    Komatsu, Ltd.                                         3,400   133,628
    Komeri Co., Ltd.                                        500    14,421
    Komori Corp.                                          1,500    19,955
    Konami Holdings Corp.                                   500    28,812
    Konica Minolta, Inc.                                  7,300    73,074
    Konishi Co., Ltd.                                     1,200    21,909
    Konoike Transport Co., Ltd.                           1,300    23,721
    Kose Corp.                                              200    34,540
    Kotobuki Spirits Co., Ltd.                              300    18,296
    Kubota Corp. Sponsored ADR                              500    51,208
    Kumiai Chemical Industry Co., Ltd.                    1,900    12,309
    Kurabo Industries, Ltd.                               8,000    25,943
    Kuraray Co., Ltd.                                     3,200    60,107
    Kureha Corp.                                            300    21,612
    Kurimoto, Ltd.                                          100     2,292
    Kurita Water Industries, Ltd.                         2,100    68,940
    KYB Corp.                                               400    26,086
    Kyocera Corp. Sponsored ADR                             355    23,849
    Kyokuto Kaihatsu Kogyo Co., Ltd.                      1,100    19,258
    Kyoritsu Maintenance Co., Ltd.                          480    19,800
    Kyushu Electric Power Co., Inc.                       1,800    19,788
    Kyushu Financial Group, Inc.                          6,330    38,033
    Lawson, Inc.                                            100     6,782
    Leopalace21 Corp.                                     4,000    33,230

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Life Corp.                                               200 $  5,154
    Lintec Corp.                                           1,100   31,515
    Lion Corp.                                             1,000   18,764
    LIXIL Group Corp.                                      1,700   47,904
    Mabuchi Motor Co., Ltd.                                  500   29,751
    Macnica Fuji Electronics Holdings, Inc.                1,400   38,823
    Maeda Road Construction Co., Ltd.                      2,000   44,646
    Makino Milling Machine Co., Ltd.                       2,000   22,606
    Marubeni Corp.                                         2,700   20,307
    Marudai Food Co., Ltd.                                 3,000   13,695
    Maruha Nichiro Corp.                                   1,200   35,422
    Maruichi Steel Tube, Ltd.                                600   18,058
    Maxell Holdings, Ltd.                                    600   13,862
    Mazda Motor Corp.                                      6,499   91,543
    MCJ Co., Ltd.                                          1,900   21,573
    Mebuki Financial Group, Inc.                           7,020   32,049
    Megmilk Snow Brand Co., Ltd.                           1,000   28,882
    Meidensha Corp.                                        3,000   12,557
    Meitec Corp.                                             400   22,007
    Michinoku Bank, Ltd. (The)                               200    3,368
    Minebea Mitsumi, Inc.                                  2,770   63,044
    Ministop Co., Ltd.                                       800   16,757
    Mirait Holdings Corp.                                  2,000   29,642
    Misawa Homes Co., Ltd.                                 1,200   10,546
    MISUMI Group, Inc.                                     3,600  108,995
    Mitsuba Corp.                                          1,900   26,903
    Mitsubishi Chemical Holdings Corp.                    13,100  142,872
    Mitsubishi Corp.                                       3,600  100,891
    Mitsubishi Electric Corp.                              7,000  128,829
    Mitsubishi Estate Co., Ltd.                            2,000   38,469
    Mitsubishi Gas Chemical Co., Inc.                      2,400   68,030
    Mitsubishi Heavy Industries, Ltd.                      2,260   85,273
    Mitsubishi Logisnext Co., Ltd.                         2,000   19,162
    Mitsubishi Logistics Corp.                               999   26,256
    Mitsubishi Materials Corp.                             1,500   55,841
    Mitsubishi Motors Corp.                                3,800   28,276
*   Mitsubishi Paper Mills, Ltd.                           1,000    6,544
    Mitsubishi Steel Manufacturing Co., Ltd.                 200    5,166
    Mitsubishi UFJ Financial Group, Inc.                  31,270  236,444
    Mitsubishi UFJ Lease & Finance Co., Ltd.               4,400   28,517
    Mitsuboshi Belting, Ltd.                               2,000   26,761
    Mitsui & Co., Ltd.                                     4,900   86,213
    Mitsui Chemicals, Inc.                                 3,600  113,508
    Mitsui Engineering & Shipbuilding Co., Ltd.            1,800   32,109
    Mitsui Fudosan Co., Ltd.                               1,000   26,336
    Mitsui Mining & Smelting Co., Ltd.                     1,400   78,628
    Mitsui OSK Lines, Ltd.                                 1,100   39,627
*   Mitsui-Soko Holdings Co., Ltd.                         2,000    6,771
    Mixi, Inc.                                               300   13,247
    Miyazaki Bank, Ltd. (The)                                500   16,208
    Mizuho Financial Group, Inc.                          80,300  152,229
    Mizuno Corp.                                             800   23,304
    Morinaga & Co., Ltd.                                     400   20,790

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
JAPAN -- (Continued)
    Morinaga Milk Industry Co., Ltd.                         800 $37,751
    Morita Holdings Corp.                                  1,000  18,328
    MS&AD Insurance Group Holdings, Inc.                   1,564  53,425
    Murata Manufacturing Co., Ltd.                           500  73,942
    Musashi Seimitsu Industry Co., Ltd.                      900  28,786
    Musashino Bank, Ltd. (The)                               600  21,169
    Nabtesco Corp.                                         1,200  57,059
    Nachi-Fujikoshi Corp.                                  6,000  42,066
    Nagase & Co., Ltd.                                     1,700  31,007
    Nagoya Railroad Co., Ltd.                                600  15,839
    Nankai Electric Railway Co., Ltd.                      1,400  36,487
    Nanto Bank, Ltd. (The)                                   500  14,258
    NEC Corp.                                              2,200  66,517
    NET One Systems Co., Ltd.                              1,400  21,204
    NGK Insulators, Ltd.                                   1,000  20,460
    NGK Spark Plug Co., Ltd.                                 800  21,184
    NH Foods, Ltd.                                         1,000  24,088
    NHK Spring Co., Ltd.                                   3,800  42,353
    Nichias Corp.                                          3,000  40,878
    Nichicon Corp.                                           900  12,130
    Nichiha Corp.                                            900  36,259
    Nichirei Corp.                                         3,000  80,534
    Nidec Corp.                                              300  48,283
    Nifco, Inc.                                              700  49,113
    Nihon Dempa Kogyo Co., Ltd.                              400   2,900
    Nihon M&A Center, Inc.                                 1,600  95,470
    Nihon Nohyaku Co., Ltd.                                1,000   5,882
    Nihon Parkerizing Co., Ltd.                            2,000  34,762
    Nihon Unisys, Ltd.                                     1,200  25,292
    Nikkon Holdings Co., Ltd.                              1,700  46,351
    Nikon Corp.                                            2,200  42,903
    Nippo Corp.                                            1,000  22,997
    Nippon Chemi-Con Corp.                                   300  10,182
    Nippon Concrete Industries Co., Ltd.                   1,100   4,913
    Nippon Denko Co., Ltd.                                 4,500  21,163
    Nippon Densetsu Kogyo Co., Ltd.                          600  13,206
    Nippon Electric Glass Co., Ltd.                          600  24,808
    Nippon Express Co., Ltd.                                 900  64,855
    Nippon Flour Mills Co., Ltd.                           1,500  23,267
    Nippon Gas Co., Ltd.                                   1,100  46,453
    Nippon Koei Co., Ltd.                                    200   6,612
    Nippon Light Metal Holdings Co., Ltd.                 10,000  29,499
#   Nippon Paint Holdings Co., Ltd.                          200   7,189
    Nippon Paper Industries Co., Ltd.                      2,300  43,789
    Nippon Pillar Packing Co., Ltd.                          300   5,245
    Nippon Road Co., Ltd. (The)                              200  11,052
    Nippon Seiki Co., Ltd.                                 1,100  22,795
*   Nippon Sheet Glass Co., Ltd.                           2,000  18,118
    Nippon Shokubai Co., Ltd.                                400  28,485
    Nippon Signal Co., Ltd.                                2,100  22,126
    Nippon Soda Co., Ltd.                                  4,000  27,555
    Nippon Steel & Sumikin Bussan Corp.                      100   6,141
    Nippon Steel & Sumitomo Metal Corp.                    3,067  78,276

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Nippon Suisan Kaisha, Ltd.                             5,500 $ 29,363
    Nippon Telegraph & Telephone Corp.                       400   19,154
    Nippon Thompson Co., Ltd.                              2,200   17,307
    Nippon Valqua Industries, Ltd.                           800   24,319
*   Nippon Yakin Kogyo Co., Ltd.                           2,500    7,121
*   Nippon Yusen K.K.                                      1,700   42,737
    Nishi-Nippon Financial Holdings, Inc.                  3,000   39,402
    Nishi-Nippon Railroad Co., Ltd.                        1,200   33,546
    Nishimatsu Construction Co., Ltd.                      1,400   39,801
    Nissan Chemical Industries, Ltd.                         600   24,532
    Nissan Motor Co., Ltd.                                18,700  200,324
    Nissan Shatai Co., Ltd.                                1,500   15,843
    Nisshin Oillio Group, Ltd. (The)                         600   18,111
    Nisshin Seifun Group, Inc.                             1,055   21,208
    Nisshin Steel Co., Ltd.                                  400    6,744
    Nisshinbo Holdings, Inc.                               2,000   28,524
    Nissin Electric Co., Ltd.                                900   10,032
    Nissin Kogyo Co., Ltd.                                 1,400   26,425
    Nitto Denko Corp.                                        500   45,940
    Nojima Corp.                                             100    2,410
    NOK Corp.                                                800   18,663
    Nomura Holdings, Inc.                                 12,400   80,953
    Nomura Real Estate Holdings, Inc.                      1,800   43,124
    Nomura Research Institute, Ltd.                          726   33,520
    Noritake Co., Ltd.                                       500   26,729
#   Noritsu Koki Co., Ltd.                                   600   15,067
    Noritz Corp.                                             700   13,843
    North Pacific Bank, Ltd.                               8,000   27,917
    NS Solutions Corp.                                       800   21,558
    NSK, Ltd.                                              2,900   48,096
    NTN Corp.                                             12,000   61,890
    NTT Data Corp.                                         2,500   29,513
    NTT DOCOMO, Inc.                                       5,700  141,630
    NTT Urban Development Corp.                            1,700   22,327
    Obara Group, Inc.                                        100    6,915
    Obayashi Corp.                                         5,200   62,782
    Obic Co., Ltd.                                           400   31,262
    Odakyu Electric Railway Co., Ltd.                      1,000   22,088
    Ogaki Kyoritsu Bank, Ltd. (The)                        1,000   25,936
    Oita Bank, Ltd. (The)                                    400   15,782
    Oji Holdings Corp.                                     6,000   41,224
    Okabe Co., Ltd.                                        1,100   11,329
    Okasan Securities Group, Inc.                          4,000   27,444
    Oki Electric Industry Co., Ltd.                        1,500   21,832
    Okinawa Electric Power Co., Inc. (The)                   990   25,274
    OKUMA Corp.                                              600   41,419
    Okumura Corp.                                            600   25,956
    Omron Corp.                                              400   25,071
    Onward Holdings Co., Ltd.                              2,000   17,200
    Open House Co., Ltd.                                     400   23,515
#   Orient Corp.                                           5,100    8,438
    Oriental Land Co., Ltd.                                  400   39,097
    ORIX Corp.                                            10,800  202,302

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Osaka Gas Co., Ltd.                                    1,600 $ 31,828
    OSG Corp.                                              1,700   43,227
    Pacific Industrial Co., Ltd.                             600    9,130
    PAL GROUP Holdings Co., Ltd.                             200    5,722
    Panasonic Corp.                                        9,000  133,625
    Parco Co., Ltd.                                          300    4,242
    Park24 Co., Ltd.                                         600   15,009
    Penta-Ocean Construction Co., Ltd.                     7,000   54,083
    Pigeon Corp.                                             900   35,191
    Pilot Corp.                                              800   39,757
    Piolax, Inc.                                             900   27,000
*   Pioneer Corp.                                         11,400   24,324
    Plenus Co., Ltd.                                         900   17,644
    Press Kogyo Co., Ltd.                                  4,000   25,453
    Pressance Corp.                                        1,200   17,232
    Prima Meat Packers, Ltd.                               5,000   34,217
*   Rakuten, Inc.                                          2,100   19,005
    Relo Group, Inc.                                       2,000   59,394
    Rengo Co., Ltd.                                        4,000   32,458
    Resona Holdings, Inc.                                  5,900   35,730
    Resorttrust, Inc.                                        900   21,451
    Ricoh Co., Ltd.                                        5,000   49,284
    Ricoh Leasing Co., Ltd.                                  500   18,381
    Riken Corp.                                              400   22,699
    Rohm Co., Ltd.                                           200   22,033
    Roland DG Corp.                                          400   11,776
    Round One Corp.                                          900   16,690
    Royal Holdings Co., Ltd.                                 400   10,946
    Ryobi, Ltd.                                              600   17,920
    Ryosan Co., Ltd.                                         600   23,064
#   Ryoyo Electro Corp.                                    1,200   21,297
    S Foods, Inc.                                            600   26,175
    Saibu Gas Co., Ltd.                                      600   15,753
    Saizeriya Co., Ltd.                                      400   12,131
    Sakai Chemical Industry Co., Ltd.                        600   16,852
    Sala Corp.                                             1,900   12,298
    San-A Co., Ltd.                                          600   29,635
    San-Ai Oil Co., Ltd.                                   2,000   29,214
    San-In Godo Bank, Ltd. (The)                           3,000   31,100
*   Sanden Holdings Corp.                                    800   17,486
    Sanken Electric Co., Ltd.                              6,000   43,995
    Sanki Engineering Co., Ltd.                            2,000   22,664
    Sankyo Co., Ltd.                                         700   22,743
    Sankyo Tateyama, Inc.                                    900   12,662
    Sankyu, Inc.                                             800   37,340
    Sanshin Electronics Co., Ltd.                            700   13,220
    Sanwa Holdings Corp.                                   4,000   55,570
    Sanyo Chemical Industries, Ltd.                          400   21,198
    Sanyo Electric Railway Co., Ltd.                         600   15,286
    Sanyo Special Steel Co., Ltd.                            600   15,232
    Sawada Holdings Co., Ltd.                              1,400   14,520
    SBI Holdings, Inc.                                     3,370   81,926
    SCREEN Holdings Co., Ltd.                                400   34,865

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    SCSK Corp.                                             1,000 $ 46,079
    Secom Co., Ltd.                                          200   15,329
    Sega Sammy Holdings, Inc.                              1,700   23,795
    Seibu Holdings, Inc.                                   1,300   26,057
    Seiko Epson Corp.                                      1,400   34,102
    Seiko Holdings Corp.                                   1,200   34,556
    Seino Holdings Co., Ltd.                               1,700   28,270
    Seiren Co., Ltd.                                         400    8,262
    Sekisui Chemical Co., Ltd.                             4,000   76,482
#   Sekisui House, Ltd.                                    2,700   49,608
    Senko Group Holdings Co., Ltd.                         5,000   35,969
    Senshu Ikeda Holdings, Inc.                            3,000   11,554
    Seria Co., Ltd.                                          800   47,728
    Seven & I Holdings Co., Ltd.                           2,600  107,275
    Seven Bank, Ltd.                                       5,200   19,219
#*  Sharp Corp.                                              300   11,230
    Shiga Bank, Ltd. (The)                                 5,000   26,976
    Shikoku Bank, Ltd. (The)                               1,000   15,191
    Shikoku Electric Power Co., Inc.                       1,900   21,588
    Shimachu Co., Ltd.                                     1,000   32,974
    Shimamura Co., Ltd.                                      200   23,513
    Shimano, Inc.                                            100   14,334
    Shimizu Corp.                                          4,000   41,144
    Shin-Etsu Chemical Co., Ltd.                           1,000  114,416
    Shindengen Electric Manufacturing Co., Ltd.              300   27,787
    Shinko Electric Industries Co., Ltd.                   2,300   19,564
    Shinko Plantech Co., Ltd.                              1,300   13,457
    Shinko Shoji Co., Ltd.                                   200    3,888
    Shinmaywa Industries, Ltd.                             4,000   38,483
#   Shinoken Group Co., Ltd.                                 500   12,043
    Shinsei Bank, Ltd.                                     1,300   22,730
    Shiseido Co., Ltd.                                       700   35,950
#   Shizuoka Bank, Ltd. (The)                              2,000   21,387
    Shizuoka Gas Co., Ltd.                                 2,100   18,352
*   Shoko Co., Ltd.                                        5,000    6,285
    Showa Corp.                                              800   10,063
    Showa Denko K.K.                                       3,800  176,796
    Showa Sangyo Co., Ltd.                                   900   23,270
    Showa Shell Sekiyu K.K.                                4,800   68,237
    Sintokogio, Ltd.                                       1,500   19,310
    SKY Perfect JSAT Holdings, Inc.                        3,500   16,580
    Skylark Co., Ltd.                                      1,000   14,412
    SMC Corp.                                                100   49,283
    SMK Corp.                                              3,000   13,267
#   SMS Co., Ltd.                                            800   28,432
#   Sodick Co., Ltd.                                       1,500   20,969
    SoftBank Group Corp.                                   1,761  146,318
    Sojitz Corp.                                          13,900   45,001
    Sompo Holdings, Inc.                                     900   36,139
    Sony Corp.                                             5,200  249,398
    Sony Corp. Sponsored ADR                                 820   39,311
    Sony Financial Holdings, Inc.                          1,400   25,750
    Sotetsu Holdings, Inc.                                 1,200   33,171

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd.                           700 $ 31,975
    St Marc Holdings Co., Ltd.                               800   22,694
    Stanley Electric Co., Ltd.                             1,300   52,916
    Start Today Co., Ltd.                                  2,100   62,049
    Starts Corp., Inc.                                     1,000   27,912
    Starzen Co., Ltd.                                        500   25,383
    Subaru Corp.                                           1,700   56,624
    Sumco Corp.                                            1,100   29,938
    Sumitomo Bakelite Co., Ltd.                            5,000   42,950
    Sumitomo Corp.                                         3,800   65,704
    Sumitomo Densetsu Co., Ltd.                            1,300   27,403
    Sumitomo Electric Industries, Ltd.                     5,000   85,576
    Sumitomo Forestry Co., Ltd.                            3,600   62,018
    Sumitomo Heavy Industries, Ltd.                        1,800   82,546
    Sumitomo Metal Mining Co., Ltd.                        1,499   70,383
    Sumitomo Mitsui Construction Co., Ltd.                 1,620    9,245
    Sumitomo Mitsui Financial Group, Inc.                  4,264  192,033
    Sumitomo Osaka Cement Co., Ltd.                       11,000   51,786
    Sumitomo Realty & Development Co., Ltd.                2,000   77,161
    Sumitomo Riko Co., Ltd.                                  500    5,286
    Sumitomo Rubber Industries, Ltd.                       2,762   53,806
    Sumitomo Seika Chemicals Co., Ltd.                       200   10,440
    Sumitomo Warehouse Co., Ltd. (The)                     4,000   29,822
    Sun Frontier Fudousan Co., Ltd.                        1,200   15,169
    Suruga Bank, Ltd.                                        800   16,219
    Suzuki Motor Corp.                                     1,400   80,409
*   SWCC Showa Holdings Co., Ltd.                          1,400   12,025
    T&D Holdings, Inc.                                     2,400   43,032
    Tachi-S Co., Ltd.                                      1,000   18,223
    Tadano, Ltd.                                           2,000   35,011
    Taiheiyo Cement Corp.                                  1,900   80,634
    Taiho Kogyo Co., Ltd.                                  1,300   19,761
    Taikisha, Ltd.                                           200    6,988
    Taisei Corp.                                             200   10,208
    Taiyo Nippon Sanso Corp.                                 900   13,990
    Taiyo Yuden Co., Ltd.                                  2,000   33,847
#   Takara Leben Co., Ltd.                                 1,100    4,925
    Takara Standard Co., Ltd.                              1,000   16,552
    Takasago International Corp.                             200    6,191
    Takashimaya Co., Ltd.                                  2,000   20,811
    Takeuchi Manufacturing Co., Ltd.                         900   23,424
    Takuma Co., Ltd.                                       4,000   54,354
    Tamura Corp.                                           4,000   31,749
    TDK Corp.                                                900   83,313
    TechnoPro Holdings, Inc.                                 600   32,949
    Teijin, Ltd.                                           3,800   84,252
    THK Co., Ltd.                                            900   37,600
    TIS, Inc.                                              1,200   42,577
    TOA ROAD Corp.                                           300   11,896
    Toagosei Co., Ltd.                                     2,400   31,061
    Tobishima Corp.                                        5,000    8,301
    Tobu Railway Co., Ltd.                                   600   20,228
    Toei Co., Ltd.                                           100   10,300

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Toho Bank, Ltd. (The)                                  5,000 $ 18,119
    Toho Gas Co., Ltd.                                       400   11,745
    Toho Zinc Co., Ltd.                                      300   18,278
    Tohoku Electric Power Co., Inc.                        2,400   31,062
    TOKAI Holdings Corp.                                     700    6,760
    Tokai Rika Co., Ltd.                                     900   19,580
    Tokai Tokyo Financial Holdings, Inc.                   2,600   19,918
    Token Corp.                                              270   31,079
    Tokio Marine Holdings, Inc.                            1,900   89,836
    Tokuyama Corp.                                         1,600   50,941
    Tokyo Century Corp.                                    1,300   70,336
#   Tokyo Dome Corp.                                       1,500   14,331
*   Tokyo Electric Power Co. Holdings, Inc.                6,200   25,176
    Tokyo Electron, Ltd.                                     300   56,593
    Tokyo Gas Co., Ltd.                                    1,000   23,861
    Tokyo Ohka Kogyo Co., Ltd.                               400   18,364
    Tokyo Seimitsu Co., Ltd.                                 700   30,650
    Tokyo Tatemono Co., Ltd.                               2,700   43,531
    Tokyo TY Financial Group, Inc.                           259    7,167
    Tokyu Construction Co., Ltd.                           2,100   22,842
    Tokyu Corp.                                            1,000   16,773
    Tokyu Fudosan Holdings Corp.                           3,900   30,878
    TOMONY Holdings, Inc.                                  3,900   19,317
    Tomy Co., Ltd.                                         1,400   21,191
    Topcon Corp.                                           1,200   30,551
    Toppan Forms Co., Ltd.                                 2,100   23,712
    Toppan Printing Co., Ltd.                              3,000   28,280
    Topre Corp.                                            1,400   42,708
    Topy Industries, Ltd.                                    700   22,851
    Toray Industries, Inc.                                 6,000   59,855
    Toshiba Plant Systems & Services Corp.                   800   15,780
    Toshiba TEC Corp.                                      4,000   24,311
    Tosoh Corp.                                            5,000  115,111
    TOTO, Ltd.                                               500   28,708
    Towa Bank, Ltd. (The)                                    700    9,682
#   Toyo Engineering Corp.                                   800    9,755
    Toyo Ink SC Holdings Co., Ltd.                         4,000   24,361
    Toyo Seikan Group Holdings, Ltd.                       1,800   29,179
    Toyo Suisan Kaisha, Ltd.                                 200    8,138
    Toyo Tire & Rubber Co., Ltd.                           2,000   42,711
    Toyobo Co., Ltd.                                       1,900   36,258
    Toyoda Gosei Co., Ltd.                                 1,600   42,581
    Toyota Boshoku Corp.                                   1,100   23,607
    Toyota Industries Corp.                                  400   26,148
    Toyota Motor Corp.                                    10,906  751,394
#   Toyota Motor Corp. Sponsored ADR                       3,466  478,031
    Toyota Tsusho Corp.                                    2,600  105,667
    TPR Co., Ltd.                                            300    9,652
    Trancom Co., Ltd.                                        300   22,347
*   Trend Micro, Inc.                                        500   27,067
    Trusco Nakayama Corp.                                    600   17,788
    TS Tech Co., Ltd.                                        400   17,143
    TSI Holdings Co., Ltd.                                 1,500   10,642

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
JAPAN -- (Continued)
    Tsubakimoto Chain Co.                                  3,000 $    25,333
    Tsukuba Bank, Ltd.                                     2,900      10,840
    UACJ Corp.                                               311       8,401
    Ube Industries, Ltd.                                   2,900      86,625
#   UKC Holdings Corp.                                       600      12,797
    Ulvac, Inc.                                            1,300      87,143
    Unicharm Corp.                                           800      21,428
    Unipres Corp.                                          1,100      29,312
    United Arrows, Ltd.                                      500      21,991
    Unizo Holdings Co., Ltd.                                 500      14,416
    Ushio, Inc.                                            1,700      26,071
    USS Co., Ltd.                                            800      17,917
    Valor Holdings Co., Ltd.                                 500      12,030
    VT Holdings Co., Ltd.                                  3,900      21,542
    Wacoal Holdings Corp.                                  1,000      30,753
    Wakita & Co., Ltd.                                     1,000      12,404
    West Holdings Corp.                                    1,800      12,179
    West Japan Railway Co.                                   500      37,611
    Xebio Holdings Co., Ltd.                                 700      14,926
#   Yahoo Japan Corp.                                      5,300      25,564
#   Yamada Denki Co., Ltd.                                 4,068      24,156
#   Yamagata Bank, Ltd. (The)                                800      17,606
    Yamaguchi Financial Group, Inc.                        2,000      23,513
    Yamaha Motor Co., Ltd.                                 1,300      43,433
    Yamanashi Chuo Bank, Ltd. (The)                        4,000      16,986
    Yamato Kogyo Co., Ltd.                                   900      25,787
    Yamazaki Baking Co., Ltd.                              1,400      27,621
    Yamazen Corp.                                            200       2,437
#   Yaoko Co., Ltd.                                          400      19,467
    Yaskawa Electric Corp.                                 1,900      98,332
    Yellow Hat, Ltd.                                         100       3,023
    Yodogawa Steel Works, Ltd.                               700      21,709
    Yokogawa Bridge Holdings Corp.                           300       7,727
    Yokogawa Electric Corp.                                1,600      34,134
    Yokohama Rubber Co., Ltd. (The)                        2,500      63,823
    Yorozu Corp.                                             700      15,134
    Zensho Holdings Co., Ltd.                              1,300      22,798
    Zeon Corp.                                             4,000      60,368
                                                                 -----------
TOTAL JAPAN                                                       25,980,508
                                                                 -----------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                 2,548     139,118
    ABN AMRO Group NV                                        904      30,599
#   Aegon NV                                              10,950      74,827
    Akzo Nobel NV                                          2,821     264,025
#*  Altice NV Class A                                        860       9,223
*   Altice NV Class B                                        606       6,501
    AMG Advanced Metallurgical Group NV                    1,751      93,633
    Amsterdam Commodities NV                                 391      12,063
    APERAM SA                                                865      51,442
    Arcadis NV                                             1,720      39,026
*   ArcelorMittal                                          4,052     147,464

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
NETHERLANDS -- (Continued)
#   ASM International NV                                     560 $   40,300
    ASML Holding NV(B929F46)                                 504    102,200
    ASML Holding NV(B908F01)                                 154     31,256
    BE Semiconductor Industries NV                           935     89,982
#   BinckBank NV                                           1,231      6,662
    Boskalis Westminster                                     625     24,940
    Brunel International NV                                  272      5,325
#   Coca-Cola European Partners P.L.C.                     1,260     50,590
    Corbion NV                                               916     29,945
*   Fugro NV                                               1,470     24,507
    Gemalto NV                                               965     59,629
    ING Groep NV                                          10,649    209,096
    KAS Bank NV                                               70        900
    Kendrion NV                                              337     17,742
    Koninklijke Ahold Delhaize NV                          2,930     65,459
    Koninklijke Ahold Delhaize NV Sponsored ADR            5,225    116,517
#   Koninklijke BAM Groep NV                               4,155     20,311
    Koninklijke KPN NV                                    25,735     90,182
    Koninklijke Vopak NV                                   1,111     50,151
    Nederland Apparatenfabriek                               226     14,099
    NN Group NV                                            2,086     98,386
    PostNL NV                                              9,281     46,272
    Randstad Holding NV                                      921     65,013
    Refresco Group NV                                        218      5,380
    RELX NV                                                3,695     81,820
    RELX NV Sponsored ADR                                  2,928     64,307
    SBM Offshore NV                                        2,531     47,271
    Sligro Food Group NV                                     627     32,689
*   Telegraaf Media Groep NV                                 853      6,257
    TKH Group NV                                             877     58,301
*   TomTom NV                                              1,851     20,152
#   Unilever NV(B12T3J1)                                     907     52,354
#   Unilever NV(2416542)                                   2,329    133,894
    Van Lanschot Kempen NV                                   441     14,963
    Wessanen                                               1,829     39,298
    Wolters Kluwer NV                                      1,867     98,821
                                                                 ----------
TOTAL NETHERLANDS                                                 2,782,892
                                                                 ----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                      8,890     60,487
    Air New Zealand, Ltd.                                 11,327     25,679
    Chorus, Ltd.                                          10,565     32,072
    Contact Energy, Ltd.                                   7,971     32,832
    Fletcher Building, Ltd.(6341606)                       4,961     28,619
    Fletcher Building, Ltd.(6341617)                         913      5,231
    Freightways, Ltd.                                      2,272     13,386
    Heartland Bank, Ltd.                                  16,674     25,413
    Infratil, Ltd.                                         5,431     12,988
    Kathmandu Holdings, Ltd.                               4,918      8,801
    Mainfreight, Ltd.                                      1,051     19,950
    Meridian Energy, Ltd.                                    756      1,616
*   New Zealand Oil & Gas, Ltd.                               22         11

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
NEW ZEALAND -- (Continued)
    New Zealand Refining Co., Ltd. (The)                   4,103 $  7,562
    NZME, Ltd.                                             1,604      980
#   Port of Tauranga, Ltd.                                 1,808    6,848
    Restaurant Brands New Zealand, Ltd.                    2,277   12,620
    SKY Network Television, Ltd.                           3,260    6,995
    Spark New Zealand, Ltd.                               18,634   49,291
    Tilt Renewables, Ltd.                                  2,795    4,127
    Trade Me Group, Ltd.                                   2,088    6,939
    Trustpower, Ltd.                                         203      807
*   Xero, Ltd.                                                 3       76
    Z Energy, Ltd.                                         2,047   11,526
                                                                 --------
TOTAL NEW ZEALAND                                                 374,856
                                                                 --------
NORWAY -- (0.8%)
*   Akastor ASA                                            1,805    3,657
    Aker ASA Class A                                         302   17,306
    Aker BP ASA                                              799   23,121
*   Aker Solutions ASA                                       784    4,521
    Atea ASA                                                 726   11,239
    Austevoll Seafood ASA                                  2,794   21,951
#   Bakkafrost P/F                                           470   19,153
    Bonheur ASA                                              128    1,566
#*  BW LPG, Ltd.                                           1,956    9,239
*   BW Offshore, Ltd.                                      2,050   10,221
    DNB ASA                                                3,266   66,382
*   DNO ASA                                                3,689    4,714
    Ekornes ASA                                              300    4,542
#*  Fred Olsen Energy ASA                                    566    1,607
    Frontline, Ltd.                                          727    3,372
    Gjensidige Forsikring ASA                                752   14,186
    Grieg Seafood ASA                                      1,850   16,348
*   Kongsberg Automotive ASA                              28,148   36,281
*   Kvaerner ASA                                           6,566   13,991
    Leroy Seafood Group ASA                                4,490   22,866
#   Marine Harvest ASA                                     2,483   42,995
    Norsk Hydro ASA                                        2,206   16,063
#   Ocean Yield ASA                                        1,311   11,822
#   Orkla ASA                                                943    9,813
*   Otello Corp. ASA                                       2,677    8,383
#*  Petroleum Geo-Services ASA                             6,042   17,943
#*  Prosafe SE                                               108      165
    Protector Forsikring ASA                               1,652   20,046
    Salmar ASA                                               616   16,749
    Scatec Solar ASA                                       3,631   21,286
*   Sevan Marine ASA                                         744    1,480
    SpareBank 1 SR-Bank ASA                                3,295   39,330
    Statoil ASA                                            4,147   97,170
#   Statoil ASA Sponsored ADR                              3,231   75,735
    Stolt-Nielsen, Ltd.                                      218    2,932
    Storebrand ASA                                         3,978   35,609
    Subsea 7 SA                                            2,853   44,439
#   Telenor ASA                                              923   21,579

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
NORWAY -- (Continued)
    TGS NOPEC Geophysical Co. ASA                           1,477 $ 37,106
    Tomra Systems ASA                                       2,200   37,263
    Veidekke ASA                                            1,440   15,406
    Wilh Wilhelmsen Holding ASA Class A                       523   17,267
                                                                  --------
TOTAL NORWAY                                                       896,844
                                                                  --------
PORTUGAL -- (0.4%)
    Altri SGPS SA                                           4,909   29,671
*   Banco Comercial Portugues SA Class R                  168,593   67,315
#   CTT-Correios de Portugal SA                             1,806    7,727
    EDP - Energias de Portugal SA                           2,923   10,256
    EDP Renovaveis SA                                       4,715   41,248
    Galp Energia SGPS SA                                    4,613   88,119
    Jeronimo Martins SGPS SA                                2,262   48,181
    Mota-Engil SGPS SA                                      2,737   13,595
    Navigator Co. SA (The)                                  2,904   16,304
    NOS SGPS SA                                             4,925   33,530
#   REN - Redes Energeticas Nacionais SGPS SA               4,479   13,962
    Semapa-Sociedade de Investimento e Gestao                 519   11,851
    Sonae SGPS SA                                          13,955   22,427
                                                                  --------
TOTAL PORTUGAL                                                     404,186
                                                                  --------
SINGAPORE -- (1.1%)
    Accordia Golf Trust                                    12,600    6,668
    Boustead Projects, Ltd.                                 4,800    3,216
    Boustead Singapore, Ltd.                               16,000   10,083
    CapitaLand, Ltd.                                       14,000   40,875
    ComfortDelGro Corp., Ltd.                              20,000   31,980
*   COSCO Shipping International Singapore Co., Ltd.       14,000    5,276
    DBS Group Holdings, Ltd.                                2,904   58,287
    Delfi, Ltd.                                             3,000    3,743
*   Ezion Holdings, Ltd.                                   31,824    3,182
#*  Ezra Holdings, Ltd.                                   104,356    3,170
    First Resources, Ltd.                                  12,000   17,353
    Golden Agri-Resources, Ltd.                           150,100   43,359
    Ho Bee Land, Ltd.                                       6,100   12,164
    Hutchison Port Holdings Trust                          90,600   37,470
    Hyflux, Ltd.                                           14,000    3,999
    Indofood Agri Resources, Ltd.                           6,000    1,823
    Jardine Cycle & Carriage, Ltd.                            400   12,153
    Keppel Corp., Ltd.                                      6,300   41,484
    Keppel Infrastructure Trust                            18,264    7,943
    M1, Ltd.                                                7,000    9,869
    Metro Holdings, Ltd.                                   24,100   21,270
*   Midas Holdings, Ltd.                                   30,000    4,042
*   Noble Group, Ltd.                                       7,000    1,328
    Olam International, Ltd.                                8,400   14,255
    OUE, Ltd.                                               5,000    8,190
    Oversea-Chinese Banking Corp., Ltd.                    12,027  118,247
*   Raffles Education Corp., Ltd.                           6,127    1,239
    SATS, Ltd.                                              6,278   26,400
    SembCorp Industries, Ltd.                              15,400   39,796

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SINGAPORE -- (Continued)
    SIIC Environment Holdings, Ltd.                       33,700 $   13,871
    Sinarmas Land, Ltd.                                   33,000      9,673
    Singapore Airlines, Ltd.                               5,200     44,786
    Singapore Exchange, Ltd.                               6,000     37,445
    Singapore Post, Ltd.                                  14,000     13,774
    Singapore Press Holdings, Ltd.                        11,200     22,491
    Singapore Technologies Engineering, Ltd.               9,000     23,090
    Singapore Telecommunications, Ltd.                    22,000     59,358
    Stamford Land Corp., Ltd.                              9,000      3,541
#   StarHub, Ltd.                                          4,400      9,681
*   Swiber Holdings, Ltd.                                  2,249         35
*   Tat Hong Holdings, Ltd.                               10,000      3,692
    United Engineers, Ltd.                                12,000     24,133
    United Industrial Corp., Ltd.                          4,900     12,618
    United Overseas Bank, Ltd.                             6,529    136,279
    UOL Group, Ltd.                                        4,389     30,521
    Venture Corp., Ltd.                                    4,700     82,336
    Wilmar International, Ltd.                             8,800     21,431
    Wing Tai Holdings, Ltd.                               10,000     18,452
    Yeo Hiap Seng, Ltd.                                    1,767      1,657
                                                                 ----------
TOTAL SINGAPORE                                                   1,157,728
                                                                 ----------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA                            2,140     51,916
    Acciona SA                                               648     58,672
    Acerinox SA                                            3,789     55,718
    ACS Actividades de Construccion y Servicios SA         1,350     54,005
    Aena SME SA                                               20      4,355
    Amadeus IT Group SA                                    1,683    130,481
    Applus Services SA                                     1,626     23,488
    Atresmedia Corp. de Medios de Comunicacion SA          1,085     11,338
    Banco Bilbao Vizcaya Argentaria SA                     9,018     84,630
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR      16,378    153,788
    Banco de Sabadell SA                                  59,030    140,303
    Banco Santander SA                                    35,782    265,653
    Banco Santander SA Sponsored ADR                      25,018    185,386
    Bankia SA                                              2,115     10,706
    Bankinter SA                                           3,572     41,070
    Bolsas y Mercados Espanoles SHMSF SA                   1,498     51,095
    CaixaBank SA                                          12,876     69,457
    Cellnex Telecom SA                                     1,335     36,043
    Cie Automotive SA                                        590     20,219
    Construcciones y Auxiliar de Ferrocarriles SA            520     24,202
    Distribuidora Internacional de Alimentacion SA         8,452     45,160
#*  Duro Felguera SA                                       2,644      1,267
    Elecnor SA                                               157      2,497
    Enagas SA                                              2,634     71,754
    Ence Energia y Celulosa SA                             3,405     21,869
    Endesa SA                                              1,354     30,394
    Euskaltel SA                                             433      3,763
    Ferrovial SA                                           1,657     38,043
    Gas Natural SDG SA                                     3,433     79,376

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SPAIN -- (Continued)
    Iberdrola SA(B288C92)                                 32,770 $  266,741
    Iberdrola SA(BF7PH45)                                    712      5,800
*   Indra Sistemas SA                                      1,150     16,923
    Industria de Diseno Textil SA                          1,738     62,192
    Mapfre SA                                             19,733     70,070
    Mediaset Espana Comunicacion SA                        4,163     47,078
    Melia Hotels International SA                            953     13,468
    Miquel y Costas & Miquel SA                              303     12,703
*   Obrascon Huarte Lain SA                                2,259     13,946
    Papeles y Cartones de Europa SA                        1,668     24,933
#*  Promotora de Informaciones SA Class A                    966      1,937
    Prosegur Cia de Seguridad SA                           3,225     26,812
    Red Electrica Corp. SA                                 2,668     56,275
    Repsol SA                                              6,220    117,074
    Repsol SA Sponsored ADR                                2,032     38,325
    Sacyr SA                                               7,623     24,880
    Tecnicas Reunidas SA                                     630     21,479
    Telefonica SA                                          6,588     67,583
    Telefonica SA Sponsored ADR                           12,139    124,303
    Vidrala SA                                               390     39,551
    Viscofan SA                                              735     51,406
    Zardoya Otis SA                                        3,054     34,889
                                                                 ----------
TOTAL SPAIN                                                       2,905,016
                                                                 ----------
SWEDEN -- (2.8%)
    AAK AB                                                   685     63,714
    AF AB Class B                                          1,570     37,668
    Alfa Laval AB                                          2,007     52,673
    Assa Abloy AB Class B                                  2,063     45,730
#   Atlas Copco AB Class A                                 1,384     64,907
    Atlas Copco AB Class B                                   777     32,429
#   Avanza Bank Holding AB                                   446     25,054
    Axfood AB                                              1,400     28,151
    Beijer Alma AB                                           381     12,401
    Bergman & Beving AB                                      600      6,327
    Bilia AB Class A                                       3,116     29,974
    BillerudKorsnas AB                                     4,342     66,854
    Boliden AB                                             4,049    146,991
    Bonava AB Class B                                      1,600     22,826
    Bure Equity AB                                           991     12,412
#   Byggmax Group AB                                       1,675     10,281
    Castellum AB                                           2,615     45,090
    Clas Ohlson AB Class B                                   566      7,844
    Cloetta AB Class B                                     2,007      8,288
    Com Hem Holding AB                                     4,412     76,675
    Concentric AB                                          1,052     20,586
    Dios Fastigheter AB                                    1,958     13,860
    Duni AB                                                  892     13,448
    Dustin Group AB                                        1,281     12,621
    Electrolux AB Series B                                 1,570     55,466
*   Essity AB Class B                                      1,454     43,556
    Fabege AB                                                643     14,079

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
SWEDEN -- (Continued)
*   Fastighets AB Balder Class B                            476  $12,675
#*  Fingerprint Cards AB Class B                            985    1,522
    Granges AB                                              741    7,798
*   Haldex AB                                             2,000   23,114
    Hemfosa Fastigheter AB                                2,030   27,905
    Hennes & Mauritz AB Class B                           1,312   23,219
    Hexagon AB Class B                                      547   32,616
    Hexpol AB                                             4,840   51,969
    HIQ International AB                                  1,637   14,202
    Holmen AB Class B                                       535   28,184
    Husqvarna AB Class B                                  2,318   24,181
#   ICA Gruppen AB                                          746   29,144
    Indutrade AB                                          2,102   64,828
#   Intrum Justitia AB                                      841   31,183
    Inwido AB                                               856    8,871
    JM AB                                                 1,200   27,068
    KappAhl AB                                            3,182   13,523
    Klovern AB Class B                                    9,144   12,138
    KNOW IT AB                                              721   15,228
    Kungsleden AB                                         3,067   21,726
    Lindab International AB                               1,863   16,423
    Loomis AB Class B                                     1,303   52,097
*   Lundin Petroleum AB                                   1,699   42,388
#   Mekonomen AB                                            827   15,122
    Millicom International Cellular SA                      674   50,275
    Modern Times Group MTG AB Class B                       763   34,997
*   Momentum Group AB Class B                               600    8,245
    NCC AB Class B                                        1,600   31,721
    NetEnt AB                                             1,506    8,554
    New Wave Group AB Class B                             1,962   13,812
    Nibe Industrier AB Class B                            2,924   28,472
    Nobia AB                                              4,200   33,932
    Nobina AB                                             1,910   13,533
    Nordea Bank AB                                        7,848   96,884
    Oriflame Holding AG                                     539   24,139
    Pandox AB                                               625   11,743
    Peab AB                                               4,058   34,814
    Proact IT Group AB                                      475   10,431
    Ratos AB Class B                                      5,280   24,864
    Saab AB Class B                                         657   31,473
    Sandvik AB                                            2,872   56,540
*   SAS AB                                                1,855    4,493
    Scandi Standard AB                                    1,287   10,307
    Securitas AB Class B                                  3,673   67,989
    Skandinaviska Enskilda Banken AB Class A              4,651   58,778
    Skanska AB Class B                                      951   19,329
    SKF AB Class A                                          582   14,337
    SKF AB Class B                                        2,766   68,367
    SkiStar AB                                              883   18,028
*   SSAB AB Class A                                       2,889   18,330
*   SSAB AB Class B(B17H3F6)                              3,972   20,665
*   SSAB AB Class B(BPRBWM6)                              3,408   17,812
    Svenska Cellulosa AB SCA Class B                      6,547   67,743

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWEDEN -- (Continued)
    Svenska Handelsbanken AB Class A                       3,800 $   55,306
    Sweco AB Class B                                         833     18,805
    Swedbank AB Class A                                    2,231     57,057
    Systemair AB                                             603      9,041
#   Tele2 AB Class B                                       4,251     53,163
    Telefonaktiebolaget LM Ericsson Class B                7,036     45,254
#   Telefonaktiebolaget LM Ericsson Sponsored ADR          3,701     23,834
    Telia Co. AB                                          25,204    126,516
    Thule Group AB                                           798     18,164
    Trelleborg AB Class B                                  1,366     36,461
    Volvo AB Class A                                       1,258     25,891
    Volvo AB Class B                                       8,211    167,591
    Wihlborgs Fastigheter AB                                 494     12,023
                                                                 ----------
TOTAL SWEDEN                                                      3,116,742
                                                                 ----------
SWITZERLAND -- (5.0%)
    ABB, Ltd.                                              2,205     61,459
    ABB, Ltd. Sponsored ADR                                4,791    133,525
    Adecco Group AG                                        1,762    144,979
    Allreal Holding AG                                       211     36,711
    ALSO Holding AG                                           82     12,082
    ams AG                                                   302     27,906
    APG SGA SA                                                44     21,693
#*  Arbonia AG                                             1,332     23,790
#   Aryzta AG                                              1,396     37,584
    Ascom Holding AG                                       1,349     34,899
    Autoneum Holding AG                                      124     41,003
    Baloise Holding AG                                       631    103,233
    Bank Cler AG                                              87      4,112
    Banque Cantonale Vaudoise                                 49     41,216
    Barry Callebaut AG                                        34     69,585
    Belimo Holding AG                                          7     32,816
    Bell Food Group AG                                        20      9,608
#   Berner Kantonalbank AG                                   107     21,316
    BKW AG                                                   158     10,104
    Bobst Group SA                                           277     36,324
    Bossard Holding AG Class A                                88     22,728
    Bucher Industries AG                                     173     79,266
    Burckhardt Compression Holding AG                         52     19,329
    Burkhalter Holding AG                                    152     19,618
    Cembra Money Bank AG                                     458     45,180
    Cie Financiere Richemont SA                              601     57,646
    Clariant AG                                            4,658    133,325
    Conzzeta AG                                                9     10,957
    Credit Suisse Group AG                                 7,607    147,127
    Daetwyler Holding AG                                     119     25,267
    DKSH Holding AG                                          628     58,722
    dormakaba Holding AG                                      37     34,043
*   Dufry AG                                                 469     72,755
    EFG International AG                                   1,159     13,031
    Emmi AG                                                   98     74,308
    Energiedienst Holding AG                                 604     16,887

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SWITZERLAND -- (Continued)
    Flughafen Zurich AG                                     408  $103,942
    Forbo Holding AG                                         27    45,658
    GAM Holding AG                                        2,686    50,451
    Geberit AG                                              140    66,308
    Georg Fischer AG                                         84   121,603
    Givaudan SA                                              34    81,847
    Gurit Holding AG                                         16    17,899
    Helvetia Holding AG                                     133    79,236
    Hiag Immobilien Holding AG                              109    14,432
#   HOCHDORF Holding AG                                      20     6,514
    Huber & Suhner AG                                       335    19,536
    Implenia AG                                             444    32,210
    Inficon Holding AG                                       39    24,405
    Interroll Holding AG                                     14    23,156
    Intershop Holding AG                                      2     1,053
    Julius Baer Group, Ltd.                                 993    68,215
    Kardex AG                                               238    32,374
    Komax Holding AG                                         24     8,277
#   Kudelski SA                                           1,531    19,248
    Kuehne + Nagel International AG                         283    51,974
    LafargeHolcim, Ltd.                                   1,193    72,994
    LEM Holding SA                                            9    16,166
    Liechtensteinische Landesbank AG                         96     5,302
    Logitech International SA                             2,432   101,995
    Luzerner Kantonalbank AG                                 41    21,802
    Metall Zug AG Class B                                     7    28,095
*   Meyer Burger Technology AG                            1,488     3,027
    Mobimo Holding AG                                        91    25,457
    Nestle SA                                             9,241   798,255
    OC Oerlikon Corp. AG                                  3,349    59,754
*   Orascom Development Holding AG                          516     9,271
#   Orell Fuessli Holding AG                                 31     3,764
    Orior AG                                                137    11,113
    Panalpina Welttransport Holding AG                      238    39,383
    Partners Group Holding AG                               160   124,329
    PSP Swiss Property AG                                   323    31,763
    Rieter Holding AG                                        89    23,767
    Romande Energie Holding SA                                7     9,398
    Schindler Holding AG                                    128    31,153
*   Schmolz + Bickenbach AG                               7,007     6,017
    Schweiter Technologies AG                                17    21,127
    SFS Group AG                                            308    38,702
#   SGS SA                                                   15    40,322
    Sika AG                                                  15   129,942
    St Galler Kantonalbank AG                                45    25,237
    Sulzer AG                                               249    35,387
    Sunrise Communications Group AG                         648    60,927
    Swatch Group AG (The)(7184725)                          157    71,826
#   Swatch Group AG (The)(7184736)                          471    40,687
    Swiss Life Holding AG                                   219    82,234
    Swiss Prime Site AG                                     330    31,948
    Swiss Re AG                                             842    83,049
    Swisscom AG                                             165    90,105

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWITZERLAND -- (Continued)
    Swissquote Group Holding SA                              293 $   14,481
    Temenos Group AG                                         848    117,191
    u-blox Holding AG                                        187     39,207
#*  UBS Group AG                                          11,324    230,104
    Valiant Holding AG                                       314     37,927
    Valora Holding AG                                         99     36,433
#   Vaudoise Assurances Holding SA                            16      9,064
    Vetropack Holding AG                                       1      2,010
#*  Von Roll Holding AG                                    3,134      4,809
    Vontobel Holding AG                                      667     48,189
    VP Bank AG                                                83     13,231
    Zehnder Group AG                                         304     14,087
#   Zug Estates Holding AG Class B                             2      3,803
    Zurich Insurance Group AG                                479    157,566
                                                                 ----------
TOTAL SWITZERLAND                                                 5,504,872
                                                                 ----------
UNITED KINGDOM -- (15.2%)
    3i Group P.L.C.                                        6,338     83,808
    A.G. Barr P.L.C.                                         281      2,562
    Acacia Mining P.L.C.                                   3,666      9,679
    Admiral Group P.L.C.                                   1,927     50,605
    Aggreko P.L.C.                                         5,691     65,189
    Anglo American P.L.C.                                 13,066    316,732
    Anglo Pacific Group P.L.C.                             3,296      7,136
    Antofagasta P.L.C.                                     3,458     45,767
    Ashmore Group P.L.C.                                  10,342     63,130
    Ashtead Group P.L.C.                                   6,926    207,039
    Associated British Foods P.L.C.                        1,421     55,113
    Auto Trader Group P.L.C.                               6,572     33,601
    AVEVA Group P.L.C.                                       701     29,724
    Aviva P.L.C.                                          20,983    153,081
    B&M European Value Retail SA                          12,292     72,553
    Babcock International Group P.L.C.                     8,695     84,694
    BAE Systems P.L.C.                                    15,206    128,294
    Balfour Beatty P.L.C.                                  1,823      7,315
    Barclays P.L.C.                                        7,241     20,593
    Barclays P.L.C. Sponsored ADR                         11,800    134,166
    Barratt Developments P.L.C.                            5,922     49,193
    BBA Aviation P.L.C.                                   15,420     77,066
    Beazley P.L.C.                                        12,746     96,280
    Bellway P.L.C.                                         2,547    120,070
    Berkeley Group Holdings P.L.C.                         2,385    134,290
    BGEO Group P.L.C.                                        560     29,112
    BHP Billiton P.L.C.                                    3,981     88,658
    BHP Billiton P.L.C. ADR                                7,196    320,366
    Bodycote P.L.C.                                        4,401     60,392
    Booker Group P.L.C.                                   14,954     48,090
    Bovis Homes Group P.L.C.                               3,407     52,975
    BP P.L.C.                                              1,706     12,171
    BP P.L.C. Sponsored ADR                               11,833    506,327
    Brewin Dolphin Holdings P.L.C.                         8,248     43,732
    British American Tobacco P.L.C.                          688     47,023

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Britvic P.L.C.                                         5,064 $ 52,810
    BT Group P.L.C.                                        6,102   22,294
    BT Group P.L.C. Sponsored ADR                          4,610   86,484
    Bunzl P.L.C.                                           1,565   45,780
    Burberry Group P.L.C.                                  3,063   68,693
*   Cairn Energy P.L.C.                                   14,480   42,603
    Capita P.L.C.                                          3,947   10,216
    Capital & Counties Properties P.L.C.                   5,603   23,530
    Card Factory P.L.C.                                    1,725    4,716
    Carillion P.L.C.                                      11,571    2,442
    Carnival P.L.C.                                          197   13,899
    Carnival P.L.C. ADR                                      739   52,713
    Centamin P.L.C.                                       14,671   33,945
    Centrica P.L.C.                                       42,830   81,264
    Chemring Group P.L.C.                                  6,635   18,063
    Chesnara P.L.C.                                        4,020   22,334
    Cineworld Group P.L.C.                                 6,417   46,976
    Clarkson P.L.C.                                          149    6,674
    Close Brothers Group P.L.C.                            2,370   52,991
    CLS Holdings P.L.C.                                    3,401   11,429
*   Cobham P.L.C.                                         41,724   77,482
    Coca-Cola HBC AG                                       1,377   46,261
    Compass Group P.L.C.                                   3,990   84,009
    Computacenter P.L.C.                                   2,604   42,103
    Connect Group P.L.C.                                   3,718    3,946
    Cranswick P.L.C.                                         855   35,649
    Crest Nicholson Holdings P.L.C.                        2,618   18,792
    Croda International P.L.C.                             1,349   85,839
    Daejan Holdings P.L.C.                                    48    4,068
    Daily Mail & General Trust P.L.C.                      2,784   25,217
    Dairy Crest Group P.L.C.                               3,431   28,701
    DCC P.L.C.                                             1,074  112,885
    De La Rue P.L.C.                                       2,442   21,647
    Debenhams P.L.C.                                      22,081    9,424
    Devro P.L.C.                                           5,357   17,167
*   Dialight P.L.C.                                          163    1,501
    Dignity P.L.C.                                           639    7,412
    Diploma P.L.C.                                         2,852   47,303
    Direct Line Insurance Group P.L.C.                    12,025   63,046
    Dixons Carphone P.L.C.                                12,279   34,140
    Domino's Pizza Group P.L.C.                            5,847   28,046
    Drax Group P.L.C.                                      6,750   24,885
    DS Smith P.L.C.                                       17,920  128,078
    Dunelm Group P.L.C.                                      996    9,069
    easyJet P.L.C.                                         2,947   69,420
*   EI Group P.L.C.                                        8,728   16,644
    Electrocomponents P.L.C.                               6,138   53,405
    Elementis P.L.C.                                      10,690   43,933
*   EnQuest P.L.C.                                        32,214   17,122
    esure Group P.L.C.                                     3,044   10,348
    Euromoney Institutional Investor P.L.C.                  183    3,066
    Evraz P.L.C.                                          10,158   53,616
    Experian P.L.C.                                        4,958  114,271

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Ferguson P.L.C.(BFNWV48)                               1,318 $101,786
    Ferguson P.L.C.(31502A105)                             2,684   20,798
    Ferrexpo P.L.C.                                        4,390   18,186
    Fidessa Group P.L.C.                                     721   24,125
*   Findel P.L.C.                                            841    2,722
*   Firstgroup P.L.C.                                     31,411   46,328
    Fresnillo P.L.C.                                         915   17,518
    G4S P.L.C.                                            29,487  119,013
    Galliford Try P.L.C.                                   1,931   29,924
*   Gem Diamonds, Ltd.                                     2,700    3,438
    GKN P.L.C.                                            20,458  122,791
    Glencore P.L.C.                                       27,786  159,251
    Go-Ahead Group P.L.C.                                    487   11,177
    Grafton Group P.L.C.                                   2,940   33,001
    Grainger P.L.C.                                        3,196   13,123
    Greene King P.L.C.                                     3,513   26,038
    Greggs P.L.C.                                          3,028   56,832
    Halfords Group P.L.C.                                  7,465   36,046
    Hargreaves Lansdown P.L.C.                             1,126   29,713
    Hays P.L.C.                                           23,736   68,141
    Helical P.L.C.                                         3,459   15,639
    Hill & Smith Holdings P.L.C.                           3,928   66,990
    Hilton Food Group P.L.C.                               1,352   16,313
    Hiscox, Ltd.                                           2,258   45,353
    HomeServe P.L.C.                                       6,343   70,545
    Howden Joinery Group P.L.C.                           13,731   90,544
    HSBC Holdings P.L.C.                                  20,768  221,567
    HSBC Holdings P.L.C. Sponsored ADR                     9,360  504,598
*   Hunting P.L.C.                                         2,655   23,161
    Huntsworth P.L.C.                                      9,410   11,229
    Ibstock P.L.C.                                         3,203   11,699
    IG Group Holdings P.L.C.                               9,898  108,679
    IMI P.L.C.                                             4,231   79,855
    Inchcape P.L.C.                                        9,922  102,161
    Inmarsat P.L.C.                                        7,436   49,013
#   InterContinental Hotels Group P.L.C. ADR                 698   46,815
    Intermediate Capital Group P.L.C.                        114    1,874
    International Consolidated Airlines Group SA           5,670   51,520
    International Personal Finance P.L.C.                  3,288    9,258
*   Interserve P.L.C.                                      2,216    3,361
    Intertek Group P.L.C.                                  1,363   97,251
    Investec P.L.C.                                        4,875   37,875
*   IP Group P.L.C.                                        6,478   11,727
    ITE Group P.L.C.                                         779    1,908
    ITV P.L.C.                                            22,994   54,533
    IWG P.L.C.                                            13,221   49,829
    J D Wetherspoon P.L.C.                                 1,890   33,807
    J Sainsbury P.L.C.                                    17,873   64,308
    James Fisher & Sons P.L.C.                             1,237   26,506
    Jardine Lloyd Thompson Group P.L.C.                    1,972   37,719
    JD Sports Fashion P.L.C.                               9,780   50,834
    John Menzies P.L.C.                                      329    3,217

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    John Wood Group P.L.C.                                 10,252 $ 94,503
    Johnson Matthey P.L.C.                                  1,917   94,220
    Jupiter Fund Management P.L.C.                          8,640   72,585
    Just Group P.L.C.                                       4,140    8,640
*   KAZ Minerals P.L.C.                                     3,030   35,260
    KCOM Group P.L.C.                                       8,494   10,624
    Keller Group P.L.C.                                     1,520   21,562
    Kingfisher P.L.C.                                      13,579   66,846
    Laird P.L.C.                                           12,400   22,028
*   Lamprell P.L.C.                                         3,344    3,800
    Lancashire Holdings, Ltd.                               2,958   27,646
    Legal & General Group P.L.C.                           33,413  128,352
*   Liberty Global P.L.C. Class A                             574   21,455
*   Liberty Global P.L.C. Class C                           1,591   56,885
    Lloyds Banking Group P.L.C.                           171,332  169,276
#   Lloyds Banking Group P.L.C. ADR                        24,606   99,162
    London Stock Exchange Group P.L.C.                      2,289  127,712
    Lookers P.L.C.                                          4,741    6,178
    Low & Bonar P.L.C.                                      7,100    6,087
    LSL Property Services P.L.C.                            2,985   12,021
    Man Group P.L.C.                                       23,088   71,170
    Marks & Spencer Group P.L.C.                           21,854   93,454
    Marshalls P.L.C.                                        2,962   17,548
    McBride P.L.C.                                          5,164   12,994
    Mears Group P.L.C.                                      3,694   20,979
    Meggitt P.L.C.                                         13,928   91,753
    Melrose Industries P.L.C.                              26,196   84,186
    Merlin Entertainments P.L.C.                            3,621   16,889
    Micro Focus International P.L.C.                        1,863   56,950
    Millennium & Copthorne Hotels P.L.C.                    1,536   11,680
    Mitchells & Butlers P.L.C.                              4,465   16,316
    Mitie Group P.L.C.                                     12,872   32,407
    Mondi P.L.C.                                            2,468   65,780
    Moneysupermarket.com Group P.L.C.                       4,756   22,870
    Morgan Advanced Materials P.L.C.                        9,000   44,341
    Morgan Sindall Group P.L.C.                               286    5,130
    N Brown Group P.L.C.                                    2,652    7,590
    National Express Group P.L.C.                          13,863   72,187
#   National Grid P.L.C. Sponsored ADR                        920   53,046
    NCC Group P.L.C.                                        2,085    5,950
    NEX Group P.L.C.                                        4,469   37,619
    Next P.L.C.                                               517   37,330
    Northgate P.L.C.                                        3,835   22,101
*   Ocado Group P.L.C.                                      2,744   19,635
    Old Mutual P.L.C.                                      45,249  150,185
    OneSavings Bank P.L.C.                                  2,415   13,691
*   Ophir Energy P.L.C.                                    10,657    8,406
    Pagegroup P.L.C.                                        4,900   37,871
    Paragon Banking Group P.L.C.                            5,340   37,410
    PayPoint P.L.C.                                           593    7,483
    Pearson P.L.C.                                          3,198   31,476
    Pearson P.L.C. Sponsored ADR                            4,891   47,785
    Pendragon P.L.C.                                       30,527    9,842

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Pennon Group P.L.C.                                    6,078 $ 62,131
    Persimmon P.L.C.                                       4,185  148,770
*   Petra Diamonds, Ltd.                                   4,104    3,490
    Petrofac, Ltd.                                         3,167   23,863
*   Petropavlovsk P.L.C.                                   3,187      379
    Pets at Home Group P.L.C.                              4,424   11,248
    Phoenix Group Holdings                                 5,772   62,651
    Photo-Me International P.L.C.                          3,031    7,866
    Playtech P.L.C.                                        2,427   27,314
    Polypipe Group P.L.C.                                  2,040   11,466
*   Premier Foods P.L.C.                                  28,858   16,704
*   Premier Oil P.L.C.                                    13,691   16,113
    Provident Financial P.L.C.                             1,020    9,765
    Prudential P.L.C.                                      1,772   47,968
    Prudential P.L.C. ADR                                  1,067   57,757
    PZ Cussons P.L.C.                                      2,944   13,043
    QinetiQ Group P.L.C.                                  15,195   44,420
    Redrow P.L.C.                                          6,636   56,402
    RELX P.L.C.                                            1,825   40,387
    RELX P.L.C. Sponsored ADR                              2,800   61,348
    Renewi P.L.C.                                         18,845   27,054
    Renishaw P.L.C.                                          508   35,771
    Rentokil Initial P.L.C.                               18,513   78,089
    Ricardo P.L.C.                                            61      851
    Rightmove P.L.C.                                       1,645  103,113
    Rio Tinto P.L.C.                                         948   52,769
#   Rio Tinto P.L.C. Sponsored ADR                         8,120  455,613
    Rolls-Royce Holdings P.L.C.                           14,667  181,996
    Rotork P.L.C.                                         15,220   63,863
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR      3,100   25,823
    Royal Dutch Shell P.L.C. Class A                       8,812  308,943
    Royal Dutch Shell P.L.C. Class B                       5,560  197,229
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A        4,766  334,764
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B        1,164   83,727
    Royal Mail P.L.C.                                      9,754   64,987
    RPC Group P.L.C.                                       3,467   41,881
    RSA Insurance Group P.L.C.                            10,443   91,887
    Saga P.L.C.                                            4,101    6,724
    Sage Group P.L.C. (The)                                5,704   60,734
    Savills P.L.C.                                         3,502   51,009
    Schroders P.L.C.(0239581)                                320   12,108
    Schroders P.L.C.(0240549)                                817   43,143
    SDL P.L.C.                                               155    1,008
    Senior P.L.C.                                          9,084   35,129
    Severfield P.L.C.                                      5,353    6,285
    Severn Trent P.L.C.                                    1,351   37,544
    SIG P.L.C.                                            12,895   29,781
    Sky P.L.C.                                             2,707   40,713
    Soco International P.L.C.                              5,498    9,010
    Spectris P.L.C.                                        3,001  111,176
    Speedy Hire P.L.C.                                    20,261   15,771
    Spirax-Sarco Engineering P.L.C.                        1,231   99,133
    Spirent Communications P.L.C.                          5,973    8,520

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ ------------
UNITED KINGDOM -- (Continued)
*   Sports Direct International P.L.C.                     1,936 $     10,228
    SSE P.L.C.                                             6,910      128,146
    SSP Group P.L.C.                                       3,897       33,721
    St James's Place P.L.C.                                5,100       86,105
    St. Ives P.L.C.                                          388          406
    St. Modwen Properties P.L.C.                           7,361       43,147
    Stagecoach Group P.L.C.                                7,817       16,781
*   Standard Chartered P.L.C.                             18,408      214,181
    Standard Life Aberdeen P.L.C.                         19,297      116,641
    Superdry P.L.C.                                          668       16,528
    Synthomer P.L.C.                                       9,204       61,964
    TalkTalk Telecom Group P.L.C.                         10,144       17,135
    Tate & Lyle P.L.C.                                     7,874       71,777
    Taylor Wimpey P.L.C.                                  62,476      169,025
    Telecom Plus P.L.C.                                    1,128       18,594
    Tesco P.L.C.                                          60,219      179,036
    Thomas Cook Group P.L.C.                              25,906       46,399
    Topps Tiles P.L.C.                                     4,341        5,719
    TP ICAP P.L.C.                                         6,135       46,165
    Travis Perkins P.L.C.                                  2,207       45,769
    Trinity Mirror P.L.C.                                  7,656        8,160
    TT Electronics P.L.C.                                  3,593       10,808
    TUI AG(B11LJN4)                                        2,234       50,498
    TUI AG(5666292)                                        2,519       56,812
*   Tullow Oil P.L.C.                                     24,683       70,236
    U & I Group P.L.C.                                     7,513       21,689
    UBM P.L.C.                                             1,278       16,479
    Ultra Electronics Holdings P.L.C.                      1,481       32,040
    Unilever P.L.C. Sponsored ADR                          4,082      230,511
    United Utilities Group P.L.C.                          2,092       21,944
    Vesuvius P.L.C.                                        5,161       44,130
    Virgin Money Holdings UK P.L.C.                        5,875       23,298
    Vodafone Group P.L.C.                                 42,875      136,679
    Vodafone Group P.L.C. Sponsored ADR                    9,842      317,121
    Weir Group P.L.C. (The)                                  720       22,573
    WH Smith P.L.C.                                        2,310       70,064
    Whitbread P.L.C.                                       1,256       69,224
    WM Morrison Supermarkets P.L.C.                       29,671       93,520
#   WPP P.L.C. Sponsored ADR                                 717       64,817
                                                                 ------------
TOTAL UNITED KINGDOM                                               16,710,715
                                                                 ------------
UNITED STATES -- (0.0%)
*   Liberty Latin America, Ltd. Class A                      137        3,076
                                                                 ------------
TOTAL COMMON STOCKS                                               103,382,581
                                                                 ------------
PREFERRED STOCKS -- (0.5%)

GERMANY -- (0.5%)
    Bayerische Motoren Werke AG                              389       38,021
    Fuchs Petrolub SE                                        614       33,609
    Jungheinrich AG                                          885       43,766
    Porsche Automobil Holding SE                             983       90,965
    Sixt SE                                                  165       11,723

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
GERMANY -- (Continued)
      Villeroy & Boch AG                                     609 $     14,390
      Volkswagen AG                                        1,614      354,925
                                                                 ------------
TOTAL GERMANY                                                         587,399
                                                                 ------------
TOTAL PREFERRED STOCKS                                                587,399
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*     Maurel et prom Rights 12/31/00                       3,472           --
                                                                 ------------
ISRAEL -- (0.0%)
*     AIrport City, Ltd. Rights 10/30/17                      --            1
                                                                 ------------
ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                        6,516           32
                                                                 ------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/18                                    1,350          707
#*    Promotora de Informaciones SA Rights 02/19/18          966        2,699
*     Sacyr SA Rights 02/12/18                             7,623          516
                                                                 ------------
TOTAL SPAIN                                                             3,922
                                                                 ------------
TOTAL RIGHTS/WARRANTS                                                   3,955
                                                                 ------------
TOTAL INVESTMENT SECURITIES                                       103,973,935
                                                                 ------------

                                                                   VALUE+
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund                     515,333    5,962,916
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $89,234,627)^^               $109,936,851
                                                                 ============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks
     Australia                   $   506,428 $ 5,637,352   --    $  6,143,780
     Austria                              --     651,377   --         651,377
     Belgium                              --   1,349,939   --       1,349,939
     Canada                        9,013,267          --   --       9,013,267
     Denmark                              --   1,235,340   --       1,235,340
     Finland                         398,228   1,839,833   --       2,238,061
     France                          243,987   8,100,544   --       8,344,531
     Germany                         210,246   7,104,078   --       7,314,324
     Hong Kong                        25,047   2,748,083   --       2,773,130
     Ireland                          48,345     547,330   --         595,675
     Israel                               --     614,565   --         614,565
     Italy                           500,130   2,771,027   --       3,271,157
     Japan                           858,308  25,122,200   --      25,980,508
     Netherlands                     553,067   2,229,825   --       2,782,892
     New Zealand                          --     374,856   --         374,856
     Norway                           75,735     821,109   --         896,844
     Portugal                             --     404,186   --         404,186
     Singapore                            --   1,157,728   --       1,157,728
     Spain                           507,602   2,397,414   --       2,905,016
     Sweden                           23,834   3,092,908   --       3,116,742
     Switzerland                     363,629   5,141,243   --       5,504,872
     United Kingdom                3,582,081  13,128,634   --      16,710,715
     United States                     3,076          --   --           3,076
  Preferred Stocks
     Germany                              --     587,399   --         587,399
  Rights/Warrants
     Israel                               --           1   --               1
     Italy                                --          32   --              32
     Spain                                --       3,922   --           3,922
  Securities Lending Collateral           --   5,962,916   --       5,962,916
                                 ----------- -----------   --    ------------
  TOTAL                          $16,913,010 $93,023,841   --    $109,936,851
                                 =========== ===========   ==    ============

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA       14,458,879
  Investment Dimensions Group Inc.                                 $345,856,388
Investment in International Core Equity Portfolio of    16,265,872
  DFA Investment Dimensions Group Inc.                              248,379,868
Investment in Emerging Markets Core Equity Portfolio     3,450,526
  of DFA Investment Dimensions Group Inc.                            85,780,071
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $536,141,391)                                  680,016,327
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money         1,144,602
  Market Fund, 1.250% (Cost $1,144,602)                               1,144,602
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $537,285,993)^^             $681,160,929
                                                                   ============

                                     1277

WORLD CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies  $680,016,327   --      --    $680,016,327
Temporary Cash Investments          1,144,602   --      --       1,144,602
                                 ------------   --      --    ------------
TOTAL                            $681,160,929   --      --    $681,160,929
                                 ============   ==      ==    ============

                                     1278

                              DFA LTIP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^^^
                                                           (000)      VALUE+
                                                         --------- ------------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.625%, 02/15/43                                       $22,942  $ 23,710,394
   1.375%, 02/15/44                                        20,928    25,191,342
   0.750%, 02/15/45                                        50,881    52,692,557
   1.000%, 02/15/46                                        48,340    52,903,082
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     154,497,375
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $148,303,992)^^                $154,497,375
                                                                   ------------

DFA LTIP PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
U.S. Treasury Obligations             --    $154,497,375   --    $154,497,375
                                      --    ------------   --    ------------
TOTAL                                 --    $154,497,375   --    $154,497,375
                                      ==    ============   ==    ============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ -----------
COMMON STOCKS -- (93.7%)

Consumer Discretionary -- (15.6%)
*   1-800-Flowers.com, Inc. Class A                        5,186 $    54,064
    A.H. Belo Corp. Class A                                1,763       8,639
    Aaron's, Inc.                                         11,280     461,239
    Abercrombie & Fitch Co. Class A                       14,633     303,049
#   Adient P.L.C.                                          8,258     535,118
*   Adtalem Global Education, Inc.                         9,019     414,874
#   Advance Auto Parts, Inc.                               2,751     321,839
*   Amazon.com, Inc.                                       9,245  13,413,478
#   AMC Entertainment Holdings, Inc. Class A               8,114     103,859
#*  AMC Networks, Inc. Class A                             4,296     221,631
*   America's Car-Mart, Inc.                               1,100      50,710
*   American Axle & Manufacturing Holdings, Inc.          17,800     314,170
    American Eagle Outfitters, Inc.                       32,280     581,040
#*  American Outdoor Brands Corp.                         10,000     119,300
*   American Public Education, Inc.                        2,102      53,391
    Aptiv P.L.C.                                           5,715     542,239
    Aramark                                               29,157   1,335,682
    Ark Restaurants Corp.                                    120       3,060
*   Asbury Automotive Group, Inc.                          5,381     390,930
#*  Ascena Retail Group, Inc.                             23,102      49,900
*   Ascent Capital Group, Inc. Class A                     1,761      16,606
*   At Home Group, Inc.                                    2,745      86,962
#   Autoliv, Inc.                                          5,692     866,379
*   AutoNation, Inc.                                      16,258     979,057
*   AutoZone, Inc.                                           594     454,671
*   AV Homes, Inc.                                         3,606      60,941
*   Ballantyne Strong, Inc.                                  900       4,095
*   Barnes & Noble Education, Inc.                         6,289      41,822
    Barnes & Noble, Inc.                                  13,154      61,824
    Bassett Furniture Industries, Inc.                     1,200      40,740
    BBX Capital Corp.                                      5,348      48,720
*   Beazer Homes USA, Inc.                                 4,142      76,793
    Bed Bath & Beyond, Inc.                               13,917     321,204
*   Belmond, Ltd. Class A                                 15,060     194,274
    Best Buy Co., Inc.                                    35,996   2,629,868
#   Big 5 Sporting Goods Corp.                             3,788      21,402
#   Big Lots, Inc.                                        11,263     684,565
*   Biglari Holdings, Inc.                                   227      93,681
    Bloomin' Brands, Inc.                                 14,919     328,666
#*  Bojangles', Inc.                                       6,746      82,639
*   Boot Barn Holdings, Inc.                               3,100      54,343
    BorgWarner, Inc.                                      13,112     737,681
*   Bridgepoint Education, Inc.                            6,286      48,591
*   Bright Horizons Family Solutions, Inc.                 4,941     485,206
#   Brinker International, Inc.                            3,391     123,229
    Brunswick Corp.                                       13,712     860,839
    Buckle, Inc. (The)                                     1,193      23,920
*   Build-A-Bear Workshop, Inc.                            2,400      20,640
*   Burlington Stores, Inc.                                2,217     269,831
#   Cable One, Inc.                                          653     461,038
    CalAtlantic Group, Inc.                               14,066     789,525

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Caleres, Inc.                                           7,051 $   208,992
    Callaway Golf Co.                                      15,410     227,606
*   Cambium Learning Group, Inc.                            5,662      39,747
    Capella Education Co.                                   2,338     185,988
*   Career Education Corp.                                  8,848     109,715
#*  CarMax, Inc.                                           18,534   1,322,772
    Carnival Corp.                                         13,717     982,274
#   Carriage Services, Inc.                                 2,352      62,634
*   Carrols Restaurant Group, Inc.                          8,663     107,854
    Carter's, Inc.                                          5,676     682,823
    Cato Corp. (The) Class A                                2,682      31,862
*   Cavco Industries, Inc.                                    880     134,772
    CBS Corp. Class B                                       8,092     466,180
    CBS Corp. Class A                                         234      13,485
*   Century Communities, Inc.                               4,391     138,756
*   Charter Communications, Inc. Class A                   12,556   4,736,751
#   Cheesecake Factory, Inc. (The)                          9,697     476,995
*   Cherokee, Inc.                                            813       1,260
    Chico's FAS, Inc.                                      20,302     193,072
#   Children's Place, Inc. (The)                            3,940     590,212
*   Chipotle Mexican Grill, Inc.                              300      97,428
    Choice Hotels International, Inc.                       4,000     328,600
#   Cinemark Holdings, Inc.                                19,458     716,054
    Citi Trends, Inc.                                       2,312      54,355
*   Clarus Corp.                                            1,800      13,410
    Clear Channel Outdoor Holdings, Inc. Class A            5,653      27,417
    Collectors Universe, Inc.                               1,300      36,036
    Columbia Sportswear Co.                                 7,504     560,324
    Comcast Corp. Class A                                 301,091  12,805,400
#*  Conn's, Inc.                                            3,060     101,898
#   Cooper Tire & Rubber Co.                                8,241     322,223
*   Cooper-Standard Holdings, Inc.                          3,315     413,016
#   Cracker Barrel Old Country Store, Inc.                  2,734     482,496
*   Crocs, Inc.                                             5,923      80,020
    CSS Industries, Inc.                                      770      20,143
    Culp, Inc.                                              1,923      61,151
    Dana, Inc.                                             29,250     964,958
    Darden Restaurants, Inc.                               12,203   1,169,658
*   Deckers Outdoor Corp.                                   3,837     328,869
*   Del Taco Restaurants, Inc.                              5,595      70,889
*   Delphi Technologies P.L.C.                              1,361      75,168
*   Delta Apparel, Inc.                                       600      11,196
*   Denny's Corp.                                           7,032     105,410
#*  Destination Maternity Corp.                             1,363       3,476
#*  Destination XL Group, Inc.                              6,598      17,155
    Dick's Sporting Goods, Inc.                            11,003     346,154
#   Dillard's, Inc. Class A                                 4,423     298,818
#   DineEquity, Inc.                                        3,003     166,306
#*  Discovery Communications, Inc. Class A                 12,309     308,587
#*  Discovery Communications, Inc. Class C                 19,358     461,882
*   DISH Network Corp. Class A                              4,866     228,215
*   Dixie Group, Inc. (The)                                 1,369       4,792
    Dollar General Corp.                                   20,333   2,096,739

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Dollar Tree, Inc.                                      19,436 $2,235,140
#   Domino's Pizza, Inc.                                    1,200    260,220
*   Dorman Products, Inc.                                   4,958    374,032
    DR Horton, Inc.                                        26,794  1,314,246
    Drive Shack, Inc.                                       7,528     38,995
#   DSW, Inc. Class A                                      13,719    274,792
#   Dunkin' Brands Group, Inc.                              5,599    361,975
*   El Pollo Loco Holdings, Inc.                            2,507     25,195
    Entercom Communications Corp. Class A                   5,931     65,538
    Entravision Communications Corp. Class A                9,735     67,658
    Escalade, Inc.                                          1,450     18,633
    Ethan Allen Interiors, Inc.                             3,700     91,945
*   EVINE Live, Inc.                                        2,197      2,680
*   EW Scripps Co. (The) Class A                            9,315    149,133
    Expedia, Inc.                                           8,203  1,050,066
*   Express, Inc.                                          11,471     80,068
    Extended Stay America, Inc.                            38,125    771,269
#*  Fiesta Restaurant Group, Inc.                           3,560     68,352
    Finish Line, Inc. (The) Class A                         5,243     59,403
#*  Five Below, Inc.                                        8,211    533,140
    Flexsteel Industries, Inc.                              1,721     74,141
    Foot Locker, Inc.                                      10,322    507,326
    Ford Motor Co.                                        216,066  2,370,244
#*  Fossil Group, Inc.                                      3,773     30,033
*   Fox Factory Holding Corp.                               5,023    192,632
*   Francesca's Holdings Corp.                              9,125     53,199
#   Fred's, Inc. Class A                                    4,237     14,024
*   FTD Cos., Inc.                                          3,598     21,084
*   G-III Apparel Group, Ltd.                               8,229    307,353
*   Gaia, Inc.                                              1,300     15,535
#   GameStop Corp. Class A                                 16,305    274,087
    Gannett Co., Inc.                                      18,477    218,029
#   Gap, Inc. (The)                                        45,630  1,516,741
    Garmin, Ltd.                                           10,234    644,128
    General Motors Co.                                     79,948  3,390,595
*   Genesco, Inc.                                           3,712    129,363
    Gentex Corp.                                           44,304  1,049,119
*   Gentherm, Inc.                                          5,012    160,384
    Genuine Parts Co.                                      13,963  1,453,129
#*  Global Eagle Entertainment, Inc.                        8,500     24,565
    Goodyear Tire & Rubber Co. (The)                       27,583    960,440
    Graham Holdings Co. Class B                               417    247,886
*   Grand Canyon Education, Inc.                            8,056    749,127
*   Gray Television, Inc.                                  14,232    232,693
*   Green Brick Partners, Inc.                              5,861     65,643
    Group 1 Automotive, Inc.                                2,694    211,344
#*  Groupon, Inc.                                          51,056    270,086
#   Guess?, Inc.                                           12,348    226,833
    H&R Block, Inc.                                        12,204    323,894
#*  Habit Restaurants, Inc. (The) Class A                   2,378     20,808
    Hamilton Beach Brands Holding Co. Class A               1,000     25,710
#   Hanesbrands, Inc.                                      10,600    230,232
#   Harley-Davidson, Inc.                                  19,445    942,305

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
#   Hasbro, Inc.                                           3,246 $  306,974
    Haverty Furniture Cos., Inc.                           4,379     97,652
*   Helen of Troy, Ltd.                                    2,873    267,620
#*  Hemisphere Media Group, Inc.                           1,613     17,259
#*  Hibbett Sports, Inc.                                   3,281     74,151
*   Hilton Grand Vacations, Inc.                           7,738    347,978
    Hilton Worldwide Holdings, Inc.                        4,312    369,323
    Home Depot, Inc. (The)                                25,450  5,112,905
    Hooker Furniture Corp.                                 1,478     54,908
*   Horizon Global Corp.                                   3,114     26,313
*   Houghton Mifflin Harcourt Co.                         15,265    128,226
#*  Hovnanian Enterprises, Inc. Class A                    4,171      8,467
*   Hyatt Hotels Corp. Class A                             3,244    263,737
#*  Iconix Brand Group, Inc.                               3,851      4,814
    ILG, Inc.                                             17,371    545,623
*   IMAX Corp.                                             6,469    128,410
*   Installed Building Products, Inc.                      3,682    264,920
#   Interpublic Group of Cos., Inc. (The)                 43,675    956,046
#*  iRobot Corp.                                           2,361    209,539
    Jack in the Box, Inc.                                  3,019    274,699
#*  JC Penney Co., Inc.                                   51,435    190,824
    John Wiley & Sons, Inc. Class A                        7,152    453,437
    John Wiley & Sons, Inc. Class B                          312     19,968
    Johnson Outdoors, Inc. Class A                         1,404     84,619
*   K12, Inc.                                              4,878     84,633
#   KB Home                                               11,801    371,968
*   Kirkland's, Inc.                                       2,193     23,268
#   Kohl's Corp.                                          19,953  1,292,356
#   L Brands, Inc.                                         5,582    279,602
*   La Quinta Holdings, Inc.                              17,755    353,857
    La-Z-Boy, Inc.                                         7,281    219,522
*   Lakeland Industries, Inc.                              1,000     14,100
#*  Lands' End, Inc.                                       1,188     19,958
    LCI Industries                                         5,854    645,404
    Lear Corp.                                             6,899  1,332,473
#*  Lee Enterprises, Inc.                                  1,100      2,860
    Leggett & Platt, Inc.                                  7,062    328,454
#   Lennar Corp. Class A                                  12,567    787,448
    Lennar Corp. Class B                                   1,389     70,339
    Libbey, Inc.                                           2,657     18,785
*   Liberty Broadband Corp. Class A                        1,464    138,553
*   Liberty Broadband Corp. Class C                       10,050    960,278
*   Liberty Expedia Holdings, Inc. Class A                 4,246    199,095
*   Liberty Interactive Corp., QVC Group Class A          42,084  1,182,140
*   Liberty Media Corp.-Liberty Braves Class A               363      8,567
#*  Liberty Media Corp.-Liberty Braves Class C               833     19,584
*   Liberty Media Corp.-Liberty Formula One Class A          907     32,362
#*  Liberty Media Corp.-Liberty Formula One Class C        2,083     78,508
*   Liberty Media Corp.-Liberty SiriusXM Class A           3,630    163,386
*   Liberty Media Corp.-Liberty SiriusXM Class C           8,335    373,491
    Liberty Tax, Inc.                                      1,484     15,285
*   Liberty TripAdvisor Holdings, Inc. Class A            10,656     93,773
*   Liberty Ventures Series A                              8,275    487,646

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    Lifetime Brands, Inc.                                  1,597 $   27,868
*   Lindblad Expeditions Holdings, Inc.                    6,113     56,668
#*  Lions Gate Entertainment Corp. Class A                 7,053    238,674
#*  Lions Gate Entertainment Corp. Class B                 9,929    317,728
#   Lithia Motors, Inc. Class A                            4,543    567,693
*   Live Nation Entertainment, Inc.                       15,518    699,241
*   LKQ Corp.                                             19,508    819,921
    Lowe's Cos., Inc.                                     14,694  1,538,903
*   Luby's, Inc.                                           1,850      5,661
*   Lululemon Athletica, Inc.                              2,968    232,127
#*  Lumber Liquidators Holdings, Inc.                      1,700     47,498
*   M/I Homes, Inc.                                        3,235    104,620
#   Macy's, Inc.                                          26,753    694,240
*   Madison Square Garden Co. (The) Class A                1,919    414,197
*   Malibu Boats, Inc. Class A                             5,220    173,617
    Marcus Corp. (The)                                     2,100     54,600
    Marine Products Corp.                                  5,029     73,423
*   MarineMax, Inc.                                        5,502    126,271
    Marriott International, Inc. Class A                   4,427    652,274
    Marriott Vacations Worldwide Corp.                     3,388    516,094
#   Mattel, Inc.                                          11,261    178,374
#*  McClatchy Co. (The) Class A                              656      6,002
    McDonald's Corp.                                      10,952  1,874,325
    MDC Holdings, Inc.                                     8,990    303,053
#   Meredith Corp.                                         7,502    496,182
*   Meritage Homes Corp.                                   5,126    243,229
*   Michael Kors Holdings, Ltd.                           14,895    983,070
*   Michaels Cos., Inc. (The)                             10,600    284,822
*   Modine Manufacturing Co.                               7,038    164,337
*   Mohawk Industries, Inc.                                3,403    956,447
#   Monro, Inc.                                            4,881    275,777
#*  Motorcar Parts of America, Inc.                        2,723     74,120
    Movado Group, Inc.                                     2,400     73,440
*   MSG Networks, Inc. Class A                             5,843    140,232
#*  Murphy USA, Inc.                                       8,555    729,827
    Nathan's Famous, Inc.                                    600     42,840
    National CineMedia, Inc.                               5,258     35,229
*   Nautilus, Inc.                                         4,510     57,954
*   Netflix, Inc.                                          2,695    728,459
*   New Home Co., Inc. (The)                               1,900     22,515
    New Media Investment Group, Inc.                       8,167    138,022
#*  New York & Co., Inc.                                   5,501     17,163
#   New York Times Co. (The) Class A                      18,604    432,543
    News Corp. Class A                                    27,983    478,789
    News Corp. Class B                                    15,129    264,001
#   Nexstar Media Group, Inc. Class A                      9,114    684,461
    NIKE, Inc. Class B                                    26,332  1,796,369
#   Nordstrom, Inc.                                        6,287    310,012
*   Norwegian Cruise Line Holdings, Ltd.                  15,284    928,350
#   Nutrisystem, Inc.                                      3,889    168,199
*   NVR, Inc.                                                193    613,387
*   O'Reilly Automotive, Inc.                              2,233    591,053
    Office Depot, Inc.                                    77,937    253,295

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
*   Ollie's Bargain Outlet Holdings, Inc.                  5,592 $  310,636
#   Omnicom Group, Inc.                                    6,869    526,509
*   Overstock.com, Inc.                                    2,674    183,704
    Oxford Industries, Inc.                                2,746    216,385
#   Papa John's International, Inc.                        2,782    180,524
#*  Party City Holdco, Inc.                                9,005    130,573
    Penske Automotive Group, Inc.                         13,386    698,615
*   Perry Ellis International, Inc.                        3,982     95,488
#   PetMed Express, Inc.                                   3,666    165,703
    PICO Holdings, Inc.                                    3,320     43,492
    Pier 1 Imports, Inc.                                   9,720     32,270
*   Planet Fitness, Inc. Class A                           8,283    279,634
*   Playa Hotels & Resorts NV                              9,772    101,238
    Polaris Industries, Inc.                               6,719    759,314
    Pool Corp.                                             3,179    429,928
*   Potbelly Corp.                                         2,522     30,516
*   Priceline Group, Inc. (The)                              714  1,365,204
    PulteGroup, Inc.                                      23,003    732,186
    PVH Corp.                                              5,129    795,405
    Ralph Lauren Corp.                                     3,195    365,220
*   Reading International, Inc. Class A                    2,550     42,050
*   Red Lion Hotels Corp.                                  3,317     34,663
#*  Red Robin Gourmet Burgers, Inc.                        1,987    104,616
#   Regal Entertainment Group Class A                      7,331    167,733
*   Regis Corp.                                            6,020     95,838
#   Rent-A-Center, Inc.                                    5,617     60,832
*   RH                                                     3,400    319,566
    Rocky Brands, Inc.                                       402      6,914
    Ross Stores, Inc.                                      8,867    730,552
    Royal Caribbean Cruises, Ltd.                          7,361    983,062
    Saga Communications, Inc. Class A                        347     13,741
    Salem Media Group, Inc.                                1,500      6,975
#*  Sally Beauty Holdings, Inc.                           13,103    217,641
    Scholastic Corp.                                       4,212    161,825
    Scripps Networks Interactive, Inc. Class A            10,952    963,666
#*  SeaWorld Entertainment, Inc.                           2,817     42,959
#*  Sequential Brands Group, Inc.                          4,898      7,935
    Service Corp. International                           15,719    628,288
*   ServiceMaster Global Holdings, Inc.                   13,276    699,911
#*  Shake Shack, Inc. Class A                              1,307     57,129
*   Shiloh Industries, Inc.                                1,671     12,449
#   Shoe Carnival, Inc.                                    2,230     50,956
#*  Shutterfly, Inc.                                       5,322    362,694
#   Signet Jewelers, Ltd.                                 11,618    614,592
    Sinclair Broadcast Group, Inc. Class A                11,560    428,876
#   Sirius XM Holdings, Inc.                              24,215    147,954
#   Six Flags Entertainment Corp.                          5,071    342,597
*   Skechers U.S.A., Inc. Class A                         18,038    742,985
*   Skyline Corp.                                            400      8,836
#*  Sleep Number Corp.                                     5,337    200,885
    Sonic Automotive, Inc. Class A                         4,084     88,010
#   Sonic Corp.                                            4,075    105,298
*   Sotheby's                                              7,519    396,702

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    Speedway Motorsports, Inc.                             4,514 $   93,666
#*  Sportsman's Warehouse Holdings, Inc.                   2,963     15,022
    Standard Motor Products, Inc.                          2,969    142,215
    Starbucks Corp.                                       29,387  1,669,475
#   Stein Mart, Inc.                                       3,102      2,109
*   Steven Madden, Ltd.                                    9,215    425,733
*   Stoneridge, Inc.                                       5,645    137,399
    Strattec Security Corp.                                  400     15,420
    Strayer Education, Inc.                                2,038    188,474
    Sturm Ruger & Co., Inc.                                2,739    145,030
    Superior Industries International, Inc.                2,981     50,230
    Superior Uniform Group, Inc.                           1,686     39,722
#   Tailored Brands, Inc.                                  3,970     96,034
    Tapestry, Inc.                                        29,952  1,408,942
    Target Corp.                                          42,555  3,200,987
*   Taylor Morrison Home Corp. Class A                    10,218    259,844
    TEGNA, Inc.                                           33,930    490,967
#*  Tempur Sealy International, Inc.                       5,053    301,361
    Tenneco, Inc.                                          9,882    573,255
#*  Tesla, Inc.                                              320    113,379
    Texas Roadhouse, Inc.                                  7,428    436,172
    Thor Industries, Inc.                                  8,325  1,137,695
    Tiffany & Co.                                          9,147    975,528
    Tile Shop Holdings, Inc.                               6,244     58,381
    Tilly's, Inc. Class A                                  1,998     29,810
    Time Warner, Inc.                                     32,617  3,110,031
    TJX Cos., Inc. (The)                                  12,749  1,024,000
    Toll Brothers, Inc.                                   10,165    473,486
*   TopBuild Corp.                                         4,976    380,863
    Tower International, Inc.                              3,480    105,096
*   Townsquare Media, Inc. Class A                         1,300      9,750
    Tractor Supply Co.                                     7,473    569,816
*   Trans World Entertainment Corp.                          200        350
#*  TRI Pointe Group, Inc.                                20,623    336,361
#*  TripAdvisor, Inc.                                     11,411    395,619
*   tronc, Inc.                                            5,864    119,626
#*  Tuesday Morning Corp.                                  4,854     14,077
    Tupperware Brands Corp.                                3,167    182,926
    Twenty-First Century Fox, Inc. Class A                61,940  2,285,586
    Twenty-First Century Fox, Inc. Class B                26,570    969,539
#*  Ulta Salon Cosmetics & Fragrance, Inc.                 2,793    620,325
#*  Under Armour, Inc. Class A                            11,456    158,780
#*  Under Armour, Inc. Class C                            15,760    202,516
*   Unifi, Inc.                                            2,302     81,974
*   Universal Electronics, Inc.                            1,382     63,710
*   Universal Technical Institute, Inc.                    1,356      3,770
*   Urban Outfitters, Inc.                                16,186    552,104
*   US Auto Parts Network, Inc.                            4,356     10,672
    Vail Resorts, Inc.                                     1,266    276,697
*   Vera Bradley, Inc.                                     3,500     32,515
    VF Corp.                                               6,691    542,908
#   Viacom, Inc. Class A                                   1,446     56,322
    Viacom, Inc. Class B                                  31,400  1,049,388

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Consumer Discretionary -- (Continued)
*   Vista Outdoor, Inc.                                    7,558 $    114,504
*   Visteon Corp.                                          4,374      568,970
*   Vitamin Shoppe, Inc.                                   2,704       11,492
*   VOXX International Corp.                               2,097       12,477
    Walt Disney Co. (The)                                 52,578    5,713,651
#*  Wayfair, Inc. Class A                                    736       67,719
*   Weight Watchers International, Inc.                    6,624      425,857
#   Wendy's Co. (The)                                     34,658      560,766
    Weyco Group, Inc.                                      1,047       32,436
    Whirlpool Corp.                                        5,856    1,062,396
*   William Lyon Homes Class A                             3,719      100,971
#   Williams-Sonoma, Inc.                                 16,251      832,539
#   Wingstop, Inc.                                         2,914      140,921
    Winmark Corp.                                            400       53,600
    Winnebago Industries, Inc.                             5,225      237,476
    Wolverine World Wide, Inc.                             9,868      323,966
    World Wrestling Entertainment, Inc. Class A            3,484      123,159
    Wyndham Worldwide Corp.                                4,536      563,054
    Yum! Brands, Inc.                                      4,438      375,410
*   ZAGG, Inc.                                             4,743       79,208
*   Zumiez, Inc.                                           3,207       66,545
                                                                 ------------
Total Consumer Discretionary                                      183,442,500
                                                                 ------------
Consumer Staples -- (4.9%)
#   Alico, Inc.                                              938       25,232
    Andersons, Inc. (The)                                  4,253      145,027
    Archer-Daniels-Midland Co.                            16,747      719,284
*   Avon Products, Inc.                                   30,604       74,674
#   B&G Foods, Inc.                                       11,996      395,868
#*  Blue Buffalo Pet Products, Inc.                       15,848      538,515
    Bunge, Ltd.                                            8,314      660,381
*   Cal-Maine Foods, Inc.                                  4,136      175,987
#   Calavo Growers, Inc.                                   2,692      234,204
#   Campbell Soup Co.                                     10,889      506,883
#   Casey's General Stores, Inc.                           6,472      783,824
*   Central Garden & Pet Co.                               1,889       74,030
*   Central Garden & Pet Co. Class A                       7,956      300,100
#*  Chefs' Warehouse, Inc. (The)                           3,320       67,562
    Clorox Co. (The)                                       4,495      636,897
    Coca-Cola Bottling Co. Consolidated                    1,245      252,137
    Coca-Cola Co. (The)                                   82,429    3,922,796
    Colgate-Palmolive Co.                                  9,798      727,404
    Conagra Brands, Inc.                                  19,872      755,136
    Costco Wholesale Corp.                                 9,115    1,776,240
#   Coty, Inc. Class A                                    41,567      815,129
    CVS Health Corp.                                      47,997    3,776,884
*   Darling Ingredients, Inc.                             23,076      427,829
    Dean Foods Co.                                        15,230      157,935
    Dr Pepper Snapple Group, Inc.                          8,579    1,023,904
#*  Edgewell Personal Care Co.                             5,361      302,682
#   Energizer Holdings, Inc.                               5,874      341,984
*   Farmer Brothers Co.                                    2,029       64,116

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Staples -- (Continued)
#   Flowers Foods, Inc.                                   31,436 $  616,460
    Fresh Del Monte Produce, Inc.                          5,851    276,811
#   General Mills, Inc.                                   11,826    691,703
*   Hain Celestial Group, Inc. (The)                      10,183    388,380
#*  Herbalife, Ltd.                                        6,985    579,685
#   Hormel Foods Corp.                                    30,622  1,051,253
#*  Hostess Brands, Inc.                                  16,436    226,817
*   HRG Group, Inc.                                       22,278    406,573
    Ingles Markets, Inc. Class A                           1,914     64,310
    Ingredion, Inc.                                        7,690  1,104,592
    Inter Parfums, Inc.                                    3,375    153,900
    J&J Snack Foods Corp.                                  1,779    246,285
    JM Smucker Co. (The)                                   9,376  1,189,721
    John B. Sanfilippo & Son, Inc.                         1,772    110,963
#   Kellogg Co.                                            3,182    216,726
    Kimberly-Clark Corp.                                   4,348    508,716
    Kraft Heinz Co. (The)                                 15,139  1,186,746
    Kroger Co. (The)                                      46,577  1,414,078
    Lamb Weston Holdings, Inc.                             4,265    249,929
    Lancaster Colony Corp.                                 2,193    281,581
*   Landec Corp.                                           3,686     48,471
*   Lifevantage Corp.                                      1,400      6,216
*   Lifeway Foods, Inc.                                    2,341     18,588
    Limoneira Co.                                          1,022     22,024
    Mannatech, Inc.                                           40        576
    McCormick & Co., Inc.                                     90      9,815
#   McCormick & Co., Inc. Non-Voting                       8,873    965,116
    Medifast, Inc.                                         3,209    220,490
*   Monster Beverage Corp.                                 3,604    245,901
#   National Beverage Corp.                                2,957    326,660
*   Natural Alternatives International, Inc.                 920     10,258
#*  Natural Grocers by Vitamin Cottage, Inc.               2,621     22,541
    Natural Health Trends Corp.                            1,566     25,244
    Nature's Sunshine Products, Inc.                       1,300     15,730
    Nu Skin Enterprises, Inc. Class A                      9,581    688,299
    Oil-Dri Corp. of America                                 877     34,107
#   Orchids Paper Products Co.                             1,452     21,867
    PepsiCo, Inc.                                         23,169  2,787,231
*   Performance Food Group Co.                            19,175    658,661
#*  Pilgrim's Pride Corp.                                 11,591    321,882
    Pinnacle Foods, Inc.                                   6,882    426,271
#*  Post Holdings, Inc.                                   12,028    910,159
#   PriceSmart, Inc.                                       3,777    321,800
*   Primo Water Corp.                                      5,105     66,212
*   Revlon, Inc. Class A                                   3,472     71,176
#*  Rite Aid Corp.                                        83,545    182,128
    Rocky Mountain Chocolate Factory, Inc.                   400      4,956
#   Sanderson Farms, Inc.                                  4,267    541,482
    Seaboard Corp.                                            48    208,128
*   Seneca Foods Corp. Class A                             1,000     31,550
*   Smart & Final Stores, Inc.                             3,900     36,660
    Snyder's-Lance, Inc.                                   7,750    387,345
    SpartanNash Co.                                        4,769    116,221

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Consumer Staples -- (Continued)
#   Spectrum Brands Holdings, Inc.                         2,622 $   310,602
*   Sprouts Farmers Market, Inc.                          21,236     593,121
#*  SUPERVALU, Inc.                                        7,017     111,149
    Sysco Corp.                                           10,031     630,649
#   Tootsie Roll Industries, Inc.                          2,580      92,364
#*  TreeHouse Foods, Inc.                                  5,010     236,272
    Tyson Foods, Inc. Class A                             14,633   1,113,718
*   United Natural Foods, Inc.                             8,108     385,941
*   USANA Health Sciences, Inc.                            4,596     343,091
    Village Super Market, Inc. Class A                     1,203      28,246
    Wal-Mart Stores, Inc.                                 93,595   9,977,227
    Walgreens Boots Alliance, Inc.                        30,951   2,329,372
#   WD-40 Co.                                              1,670     206,662
    Weis Markets, Inc.                                     3,323     132,122
                                                                 -----------
Total Consumer Staples                                            56,892,174
                                                                 -----------
Energy -- (7.0%)
*   Abraxas Petroleum Corp.                               10,638      25,425
    Adams Resources & Energy, Inc.                           617      27,457
    Anadarko Petroleum Corp.                              19,739   1,185,327
    Andeavor                                              21,723   2,349,560
#*  Antero Resources Corp.                                29,469     572,583
#   Apache Corp.                                          27,030   1,212,836
#*  Approach Resources, Inc.                               4,800      16,032
    Arch Coal, Inc. Class A                                4,745     427,097
    Archrock, Inc.                                        11,871     110,400
*   Ardmore Shipping Corp.                                 1,353       9,606
    Baker Hughes a GE Co.                                 14,225     457,334
*   Basic Energy Services, Inc.                            3,571      69,599
*   Bill Barrett Corp.                                    11,050      56,686
*   Bonanza Creek Energy, Inc.                               783      21,932
#   Bristow Group, Inc.                                    6,399      98,609
    Cabot Oil & Gas Corp.                                 10,608     279,521
#*  Callon Petroleum Co.                                  30,970     351,509
#*  CARBO Ceramics, Inc.                                   2,747      21,866
#*  Carrizo Oil & Gas, Inc.                               17,528     352,488
#*  Centennial Resource Development, Inc. Class A         26,985     550,764
    Cheniere Energy Partners L.P. Holdings LLC             3,339      95,061
#*  Cheniere Energy, Inc.                                  6,365     360,004
#*  Chesapeake Energy Corp.                               10,754      37,639
    Chevron Corp.                                         80,892  10,139,812
    Cimarex Energy Co.                                     9,531   1,069,378
*   Clean Energy Fuels Corp.                              14,615      22,946
*   Cloud Peak Energy, Inc.                               15,919      79,595
*   CNX Resources Corp.                                   18,951     265,504
*   Concho Resources, Inc.                                 9,205   1,449,235
    ConocoPhillips                                        32,992   1,940,260
*   CONSOL Energy, Inc.                                    2,368      76,794
*   Contango Oil & Gas Co.                                 3,481      14,272
*   Continental Resources, Inc.                           13,991     776,920
#   Core Laboratories NV                                   4,006     457,886
#   CVR Energy, Inc.                                       4,948     177,089

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
*   Dawson Geophysical Co.                                  3,162 $    20,174
    Delek US Holdings, Inc.                                13,202     460,618
#*  Denbury Resources, Inc.                                43,293     105,202
    Devon Energy Corp.                                     40,885   1,691,412
    DHT Holdings, Inc.                                      9,539      33,005
#*  Diamond Offshore Drilling, Inc.                         8,108     143,349
#*  Diamondback Energy, Inc.                                4,894     614,197
#*  Dorian LPG, Ltd.                                        6,627      50,630
*   Dril-Quip, Inc.                                         5,719     295,386
#*  Earthstone Energy, Inc. Class A                         2,192      21,876
*   Eclipse Resources Corp.                                34,062      72,893
*   Energen Corp.                                           8,465     442,127
    EnLink Midstream LLC                                   22,576     419,914
#   Ensco P.L.C. Class A                                   66,005     389,429
    EOG Resources, Inc.                                    14,822   1,704,530
#*  EP Energy Corp. Class A                                11,960      22,844
    EQT Corp.                                               7,800     423,462
*   Era Group, Inc.                                         2,969      30,076
    Evolution Petroleum Corp.                               4,359      33,346
*   Exterran Corp.                                          5,185     149,743
    Exxon Mobil Corp.                                     141,018  12,310,871
*   Forum Energy Technologies, Inc.                        17,036     287,908
    Frank's International NV                                8,700      60,204
#   GasLog, Ltd.                                            8,475     171,195
#   Green Plains, Inc.                                      5,506      96,355
    Gulf Island Fabrication, Inc.                           2,558      32,998
*   Gulfport Energy Corp.                                  29,340     298,388
#*  Halcon Resources Corp.                                 18,251     145,825
    Hallador Energy Co.                                     3,488      24,346
    Halliburton Co.                                         8,128     436,474
*   Helix Energy Solutions Group, Inc.                     26,378     198,626
    Helmerich & Payne, Inc.                                 9,478     682,700
#   Hess Corp.                                             18,290     923,828
    HollyFrontier Corp.                                    18,305     877,908
*   International Seaways, Inc.                             4,298      71,734
#*  Jones Energy, Inc. Class A                              1,622       1,898
    Kinder Morgan, Inc.                                    75,402   1,355,728
#*  Kosmos Energy, Ltd.                                    37,215     257,156
#*  Laredo Petroleum, Inc.                                 24,556     238,930
    Marathon Oil Corp.                                     45,746     832,120
    Marathon Petroleum Corp.                               32,785   2,271,017
#*  Matador Resources Co.                                  16,611     538,363
*   Matrix Service Co.                                      6,791     121,559
*   McDermott International, Inc.                          43,847     384,977
*   Mitcham Industries, Inc.                                  900       3,384
#   Murphy Oil Corp.                                       22,020     706,842
    Nabors Industries, Ltd.                                50,361     394,830
    NACCO Industries, Inc. Class A                            500      21,025
    National Oilwell Varco, Inc.                           23,492     861,687
*   Natural Gas Services Group, Inc.                        1,608      44,300
#*  Newfield Exploration Co.                               43,138   1,365,749
*   Newpark Resources, Inc.                                15,130     137,683
#*  Noble Corp. P.L.C.                                     39,705     186,216

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Energy -- (Continued)
    Noble Energy, Inc.                                    20,613 $  629,109
#   Nordic American Offshore, Ltd.                            14         17
#   Nordic American Tankers, Ltd.                            168        388
*   Oasis Petroleum, Inc.                                 42,316    366,457
    Occidental Petroleum Corp.                            27,605  2,069,547
    Oceaneering International, Inc.                       15,930    329,432
*   Oil States International, Inc.                         8,281    264,992
    ONEOK, Inc.                                           20,679  1,217,166
*   Overseas Shipholding Group, Inc. Class A               7,143     15,072
*   Pacific Ethanol, Inc.                                  4,800     20,160
    Panhandle Oil and Gas, Inc. Class A                    1,762     35,857
*   Par Pacific Holdings, Inc.                             5,512    100,484
*   Parker Drilling Co.                                   12,579     14,340
*   Parsley Energy, Inc. Class A                          13,790    325,444
    Patterson-UTI Energy, Inc.                            19,946    471,125
    PBF Energy, Inc. Class A                              21,061    680,902
*   PDC Energy, Inc.                                       9,767    506,419
*   Peabody Energy Corp.                                  16,668    673,554
*   Penn Virginia Corp.                                    2,482    104,840
*   PHI, Inc. Non-Voting                                   1,325     15,224
    Phillips 66                                           13,888  1,422,131
*   Pioneer Energy Services Corp.                          7,534     24,486
    Pioneer Natural Resources Co.                          3,511    642,197
*   QEP Resources, Inc.                                   37,380    349,877
    Range Resources Corp.                                  6,245     88,991
#*  Renewable Energy Group, Inc.                           4,824     51,617
*   REX American Resources Corp.                             885     72,260
*   RigNet, Inc.                                           1,558     25,707
*   Ring Energy, Inc.                                      6,546     90,335
#*  Rowan Cos. P.L.C. Class A                             19,897    292,884
#   RPC, Inc.                                             16,651    336,350
*   RSP Permian, Inc.                                     16,443    652,458
*   SandRidge Energy, Inc.                                 2,796     50,020
    Schlumberger, Ltd.                                    28,555  2,101,077
    Scorpio Tankers, Inc.                                 39,183    104,227
*   SEACOR Holdings, Inc.                                  2,286    106,482
*   SEACOR Marine Holdings, Inc.                           2,298     34,378
#   SemGroup Corp. Class A                                13,019    372,994
    Ship Finance International, Ltd.                       7,432    113,710
#   SM Energy Co.                                         17,395    406,173
*   Southwestern Energy Co.                               22,128     93,823
*   SRC Energy, Inc.                                      31,016    308,609
#*  Stone Energy Corp.                                     1,483     53,596
#*  Superior Energy Services, Inc.                        24,004    250,842
#   Targa Resources Corp.                                 12,024    577,152
    TechnipFMC P.L.C.                                     25,172    817,083
#   Teekay Corp.                                           5,911     48,234
#   Teekay Tankers, Ltd. Class A                           4,200      5,334
*   TETRA Technologies, Inc.                              16,092     61,793
#*  Transocean, Ltd.                                      43,493    469,289
*   Ultra Petroleum Corp.                                 12,075     84,283
*   Unit Corp.                                             7,877    190,860
#   US Silica Holdings, Inc.                               7,700    256,333

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Energy -- (Continued)
    Valero Energy Corp.                                   20,945 $ 2,010,092
*   W&T Offshore, Inc.                                    21,180     102,511
#*  Weatherford International P.L.C.                      47,564     187,402
#*  Whiting Petroleum Corp.                               18,306     511,104
*   Willbros Group, Inc.                                     549         609
    Williams Cos., Inc. (The)                             38,744   1,216,174
    World Fuel Services Corp.                              9,842     274,493
*   WPX Energy, Inc.                                      35,569     523,931
                                                                 -----------
Total Energy                                                      81,848,493
                                                                 -----------
Financials -- (18.9%)
    1st Constitution Bancorp                                 749      14,493
    1st Source Corp.                                       3,709     193,944
    A-Mark Precious Metals, Inc.                           1,195      16,121
    Access National Corp.                                  1,915      55,631
    ACNB Corp.                                               198       5,990
    Affiliated Managers Group, Inc.                        3,228     644,406
    Aflac, Inc.                                           16,195   1,428,399
*   Alleghany Corp.                                        1,011     634,605
*   Allegiance Bancshares, Inc.                            1,516      61,246
    Allstate Corp. (The)                                  15,091   1,490,538
    Ally Financial, Inc.                                  44,961   1,338,489
*   Ambac Financial Group, Inc.                            5,554      89,975
    American Equity Investment Life Holding Co.           13,414     442,662
    American Express Co.                                  30,083   2,990,250
    American Financial Group, Inc.                         7,475     847,216
    American International Group, Inc.                    29,791   1,904,241
    American National Bankshares, Inc.                     1,300      48,620
    American National Insurance Co.                        1,834     231,799
    Ameriprise Financial, Inc.                             6,650   1,121,855
    Ameris Bancorp                                         4,916     263,252
    AMERISAFE, Inc.                                        2,385     144,889
    AmeriServ Financial, Inc.                                300       1,230
    Ames National Corp.                                      500      14,100
#   Amtrust Financial Services, Inc.                      28,145     377,706
    Aon P.L.C.                                             4,819     685,117
*   Arch Capital Group, Ltd.                               8,502     773,172
    Argo Group International Holdings, Ltd.                4,334     265,674
    Arrow Financial Corp.                                  2,166      71,045
    Arthur J Gallagher & Co.                               7,572     517,319
    Artisan Partners Asset Management, Inc. Class A        7,018     274,755
    Aspen Insurance Holdings, Ltd.                         9,376     350,194
    Associated Banc-Corp                                  16,776     415,206
#   Associated Capital Group, Inc. Class A                   400      13,860
    Assurant, Inc.                                         5,785     529,212
    Assured Guaranty, Ltd.                                10,481     373,019
*   Asta Funding, Inc.                                       271       1,911
*   Atlantic Capital Bancshares, Inc.                      3,582      63,939
*   Atlanticus Holdings Corp.                                886       1,967
*   Atlas Financial Holdings, Inc.                         1,166      23,378
    Axis Capital Holdings, Ltd.                            6,233     314,953
    Baldwin & Lyons, Inc. Class B                          2,066      47,518

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   Banc of California, Inc.                                6,373 $   125,548
    BancFirst Corp.                                         3,990     222,442
*   Bancorp, Inc. (The)                                    11,054     116,841
    BancorpSouth Bank                                       9,973     334,594
    Bank Mutual Corp.                                       5,859      60,934
    Bank of America Corp.                                 347,998  11,135,936
    Bank of Commerce Holdings                                 300       3,480
#   Bank of Hawaii Corp.                                    5,432     454,495
    Bank of Marin Bancorp                                     851      58,464
    Bank of New York Mellon Corp. (The)                    43,437   2,462,878
    Bank of NT Butterfield & Son, Ltd. (The)                2,084      83,756
#   Bank of the Ozarks, Inc.                               16,206     809,490
    BankFinancial Corp.                                     2,924      46,433
    BankUnited, Inc.                                       11,180     458,827
    Bankwell Financial Group, Inc.                            700      23,380
    Banner Corp.                                            4,830     262,462
    Bar Harbor Bankshares                                   1,390      38,962
    BB&T Corp.                                             22,277   1,229,468
    Bear State Financial, Inc.                              1,200      12,312
    Beneficial Bancorp, Inc.                               10,899     177,109
*   Berkshire Hathaway, Inc. Class B                       22,083   4,734,154
    Berkshire Hills Bancorp, Inc.                           6,837     259,464
    BGC Partners, Inc. Class A                             47,111     674,158
    BlackRock, Inc.                                         4,274   2,401,133
    Blue Hills Bancorp, Inc.                                3,822      73,765
#*  BofI Holding, Inc.                                      6,440     231,647
    BOK Financial Corp.                                     4,130     399,330
    Boston Private Financial Holdings, Inc.                14,698     226,349
    Bridge Bancorp, Inc.                                    2,305      79,062
*   Brighthouse Financial, Inc.                             4,308     276,832
    Brookline Bancorp, Inc.                                13,804     220,864
    Brown & Brown, Inc.                                     9,786     513,569
    Bryn Mawr Bank Corp.                                    2,859     128,369
*   BSB Bancorp, Inc.                                       1,168      35,741
    C&F Financial Corp.                                       500      27,375
    Camden National Corp.                                   2,329      98,889
*   Cannae Holdings, Inc.                                   9,460     164,699
    Capital City Bank Group, Inc.                           2,300      56,419
    Capital One Financial Corp.                            14,582   1,515,945
    Capitol Federal Financial, Inc.                        21,985     287,564
    Carolina Financial Corp.                                2,164      89,243
    Cathay General Bancorp                                  8,632     377,564
    Cboe Global Markets, Inc.                               5,235     703,532
    CenterState Banks Corp.                                 9,073     235,807
    Central Pacific Financial Corp.                         4,075     120,498
    Central Valley Community Bancorp                        1,231      23,869
    Century Bancorp, Inc. Class A                             165      13,225
    Charles Schwab Corp. (The)                             18,526     988,177
    Charter Financial Corp.                                 2,547      48,979
    Chemical Financial Corp.                                7,318     427,444
    Chubb, Ltd.                                            14,891   2,325,230
    Cincinnati Financial Corp.                             11,200     861,280
#   CIT Group, Inc.                                        12,125     614,616

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Citigroup, Inc.                                       90,255 $7,083,212
    Citizens & Northern Corp.                              1,891     45,006
    Citizens Financial Group, Inc.                        33,196  1,523,696
    Citizens Holding Co.                                     160      3,424
#*  Citizens, Inc.                                         3,580     28,389
#   City Holding Co.                                       1,916    131,821
    Civista Bancshares, Inc.                                 330      7,303
    Clifton Bancorp, Inc.                                  3,131     51,129
    CME Group, Inc.                                        6,531  1,002,378
    CNB Financial Corp.                                    2,238     60,269
    CNO Financial Group, Inc.                             13,279    326,531
    CoBiz Financial, Inc.                                  5,967    119,698
    Codorus Valley Bancorp, Inc.                             110      3,009
#   Cohen & Steers, Inc.                                   8,771    357,594
    Columbia Banking System, Inc.                         10,825    466,341
    Comerica, Inc.                                        10,265    977,433
    Commerce Bancshares, Inc.                             13,667    799,656
    Community Bank System, Inc.                            8,290    441,857
*   Community Bankers Trust Corp.                            100        825
#   Community Financial Corp. (The)                          300     11,052
    Community Trust Bancorp, Inc.                          2,316    109,547
    ConnectOne Bancorp, Inc.                               4,301    125,374
*   Consumer Portfolio Services, Inc.                      4,008     17,956
#*  Cowen, Inc.                                            4,505     58,340
    Crawford & Co. Class A                                 2,549     21,768
    Crawford & Co. Class B                                 3,450     32,534
#*  Credit Acceptance Corp.                                2,711    893,844
#   Cullen/Frost Bankers, Inc.                             6,418    682,939
*   Customers Bancorp, Inc.                                5,789    177,433
#   CVB Financial Corp.                                   14,531    340,025
    Diamond Hill Investment Group, Inc.                      832    175,020
    Dime Community Bancshares, Inc.                        7,365    139,935
    Discover Financial Services                           23,577  1,881,445
    DNB Financial Corp.                                      400     13,620
    Donegal Group, Inc. Class A                            3,167     55,581
*   Donnelley Financial Solutions, Inc.                    9,732    208,751
*   E*TRADE Financial Corp.                               19,854  1,046,306
*   Eagle Bancorp, Inc.                                    4,513    284,319
    East West Bancorp, Inc.                                9,211    607,097
    Eaton Vance Corp.                                      5,752    332,466
*   eHealth, Inc.                                          1,677     29,381
    EMC Insurance Group, Inc.                              2,748     77,631
    Employers Holdings, Inc.                               5,120    217,088
#*  Encore Capital Group, Inc.                             3,568    147,894
*   Enova International, Inc.                              5,913    105,843
*   Enstar Group, Ltd.                                     1,596    331,330
    Enterprise Bancorp, Inc.                                 859     28,819
    Enterprise Financial Services Corp.                    4,210    204,816
*   Equity Bancshares, Inc. Class A                        2,125     76,521
    Erie Indemnity Co. Class A                             1,217    144,531
    ESSA Bancorp, Inc.                                     1,600     25,760
*   Essent Group, Ltd.                                    11,507    535,306
    Evercore, Inc. Class A                                 5,400    542,970

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Everest Re Group, Ltd.                                 2,664 $  612,187
*   Ezcorp, Inc. Class A                                   8,301     97,952
#   FactSet Research Systems, Inc.                         1,748    350,806
    Farmers Capital Bank Corp.                             1,252     49,204
    Farmers National Banc Corp.                            4,026     58,780
*   FB Financial Corp.                                     1,368     57,839
    FBL Financial Group, Inc. Class A                      3,431    238,798
*   FCB Financial Holdings, Inc. Class A                   5,802    317,950
    Federal Agricultural Mortgage Corp. Class C            1,582    126,956
#   Federated Investors, Inc. Class B                     22,558    782,311
    Federated National Holding Co.                         1,756     26,041
    Fidelity Southern Corp.                                5,519    132,235
    Fifth Third Bancorp                                   33,361  1,104,249
    Financial Engines, Inc.                                6,416    182,535
    Financial Institutions, Inc.                           2,100     65,415
*   First Acceptance Corp.                                   900      1,044
    First American Financial Corp.                        13,207    780,137
*   First BanCorp(2296926)                                28,865    173,190
    First Bancorp(2351494)                                 4,770    173,628
    First Bancorp, Inc.                                    1,481     41,690
    First Bancshares, Inc. (The)                             703     22,601
    First Bank                                               916     12,732
    First Busey Corp.                                      8,416    260,728
    First Business Financial Services, Inc.                  989     24,201
    First Citizens BancShares, Inc. Class A                1,422    604,933
    First Commonwealth Financial Corp.                    16,640    240,781
    First Community Bancshares, Inc.                       2,390     66,155
    First Connecticut Bancorp, Inc.                        1,932     48,590
    First Defiance Financial Corp.                         1,623     90,174
    First Financial Bancorp                                9,095    259,207
#   First Financial Bankshares, Inc.                       8,827    410,014
    First Financial Corp.                                  1,138     52,689
    First Financial Northwest, Inc.                        1,800     28,692
*   First Foundation, Inc.                                 4,364     84,880
    First Horizon National Corp.                          40,436    803,059
    First Internet Bancorp                                 1,237     46,326
    First Interstate Bancsystem, Inc. Class A              5,586    233,774
    First Merchants Corp.                                  8,050    347,438
    First Mid-Illinois Bancshares, Inc.                    1,258     48,433
    First Midwest Bancorp, Inc.                           16,234    403,577
*   First Northwest Bancorp                                1,283     21,747
    First of Long Island Corp. (The)                       2,788     78,343
    First Republic Bank                                    6,411    574,105
    FirstCash, Inc.                                        5,381    393,351
*   Flagstar Bancorp, Inc.                                 8,396    312,751
    Flushing Financial Corp.                               3,863    108,782
    FNB Corp.                                             34,547    495,749
    FNF Group                                             15,705    612,181
#*  Franklin Financial Network, Inc.                       1,940     62,565
    Franklin Resources, Inc.                              14,013    594,291
    Fulton Financial Corp.                                18,006    327,709
#   Gain Capital Holdings, Inc.                            6,727     49,107
    GAMCO Investors, Inc. Class A                          1,000     29,480

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
*   Genworth Financial, Inc. Class A                      60,600 $  185,436
    German American Bancorp, Inc.                          1,812     62,858
#   Glacier Bancorp, Inc.                                  7,671    300,857
*   Global Indemnity, Ltd.                                 1,700     71,995
    Goldman Sachs Group, Inc. (The)                       11,411  3,056,893
*   Great Elm Capital Group, Inc.                            619      2,399
    Great Southern Bancorp, Inc.                           2,048    103,936
    Great Western Bancorp, Inc.                            9,381    395,409
*   Green Bancorp, Inc.                                    5,914    141,049
*   Green Dot Corp. Class A                                6,526    399,783
#   Greenhill & Co., Inc.                                  3,377     62,643
*   Greenlight Capital Re, Ltd. Class A                    4,400     89,100
    Guaranty Bancorp                                       2,400     68,040
*   Hallmark Financial Services, Inc.                      2,410     24,413
    Hancock Holding Co.                                    8,497    456,289
    Hanmi Financial Corp.                                  4,733    149,089
    Hanover Insurance Group, Inc. (The)                    4,230    478,624
    Hartford Financial Services Group, Inc. (The)         23,857  1,401,837
    HCI Group, Inc.                                        1,645     57,493
    Heartland Financial USA, Inc.                          4,906    260,754
    Hennessy Advisors, Inc.                                1,107     19,782
    Heritage Commerce Corp.                                5,400     86,454
    Heritage Financial Corp.                               5,362    165,150
#   Heritage Insurance Holdings, Inc.                      2,601     44,295
    Hilltop Holdings, Inc.                                12,037    315,249
    Hingham Institution for Savings                          155     33,592
    Home Bancorp, Inc.                                       500     21,430
    Home BancShares, Inc.                                 20,983    503,802
*   HomeStreet, Inc.                                       5,364    157,970
*   HomeTrust Bancshares, Inc.                             3,038     77,013
    Hope Bancorp, Inc.                                    21,161    402,905
    HopFed Bancorp, Inc.                                       6         90
    Horace Mann Educators Corp.                            5,856    241,853
    Horizon Bancorp                                        2,928     89,158
    Houlihan Lokey, Inc.                                   2,978    142,051
*   Howard Bancorp, Inc.                                     644     13,524
    Huntington Bancshares, Inc.                           79,436  1,285,274
    Iberiabank Corp.                                       5,415    457,567
#   Independence Holding Co.                               2,048     60,006
    Independent Bank Corp.(2447821)                        2,749    196,141
    Independent Bank Corp.(2492133)                        2,619     60,368
    Independent Bank Group, Inc.                           3,560    255,430
    Infinity Property & Casualty Corp.                     1,657    167,771
    Interactive Brokers Group, Inc. Class A               15,444    988,262
    Intercontinental Exchange, Inc.                       20,771  1,533,731
    International Bancshares Corp.                        10,710    444,465
*   INTL. FCStone, Inc.                                    2,667    116,015
    Invesco, Ltd.                                         32,741  1,182,932
    Investment Technology Group, Inc.                      5,700    121,752
    Investors Bancorp, Inc.                               29,874    408,975
    Investors Title Co.                                      166     32,287
    James River Group Holdings, Ltd.                       4,319    164,122
#   Janus Henderson Group P.L.C.                          13,570    534,387

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    JPMorgan Chase & Co.                                  148,732 $17,203,830
    Kearny Financial Corp.                                 11,135     153,663
    Kemper Corp.                                            7,562     490,396
    KeyCorp                                                70,836   1,515,890
    Kingstone Cos., Inc.                                      707      14,812
    Ladenburg Thalmann Financial Services, Inc.            20,093      62,489
    Lakeland Bancorp, Inc.                                  6,960     139,896
    Lakeland Financial Corp.                                2,940     141,326
    Lazard, Ltd. Class A                                   19,922   1,166,832
    LCNB Corp.                                                700      13,650
    LegacyTexas Financial Group, Inc.                       6,265     275,911
    Legg Mason, Inc.                                        8,726     371,902
#*  LendingClub Corp.                                      63,131     231,059
#*  LendingTree, Inc.                                         680     250,138
    Leucadia National Corp.                                22,577     611,159
    Lincoln National Corp.                                 14,045   1,162,926
#   Live Oak Bancshares, Inc.                               2,329      62,650
    Loews Corp.                                            20,143   1,040,386
    LPL Financial Holdings, Inc.                           19,862   1,184,967
    M&T Bank Corp.                                          3,651     696,538
    Macatawa Bank Corp.                                     4,300      44,548
    Maiden Holdings, Ltd.                                  11,028      77,747
    MainSource Financial Group, Inc.                        3,341     131,468
    Manning & Napier, Inc.                                  1,962       7,652
*   Markel Corp.                                              927   1,063,909
    MarketAxess Holdings, Inc.                              1,600     313,936
    Marlin Business Services Corp.                          1,780      42,186
    Marsh & McLennan Cos., Inc.                             9,434     787,928
    MB Financial, Inc.                                      8,599     367,865
#*  MBIA, Inc.                                             17,849     131,012
    MBT Financial Corp.                                     3,354      37,733
    Mercantile Bank Corp.                                   2,362      82,410
#   Mercury General Corp.                                   8,444     413,334
    Meridian Bancorp, Inc.                                  8,748     178,897
    Meta Financial Group, Inc.                              1,255     146,835
    MetLife, Inc.                                          30,227   1,453,012
*   MGIC Investment Corp.                                  12,754     189,014
    MidSouth Bancorp, Inc.                                  1,200      16,980
    MidWestOne Financial Group, Inc.                        1,517      50,182
    Moelis & Co. Class A                                    3,784     195,633
    Moody's Corp.                                           3,150     509,638
    Morgan Stanley                                         54,399   3,076,263
    Morningstar, Inc.                                       5,558     534,235
    MSCI, Inc.                                              3,920     545,782
    MutualFirst Financial, Inc.                               500      18,775
    Nasdaq, Inc.                                            9,599     776,655
    National Bank Holdings Corp. Class A                    4,328     143,863
#   National Bankshares, Inc.                                 518      22,585
*   National Commerce Corp.                                 1,258      57,050
    National General Holdings Corp.                        16,172     323,763
    National Western Life Group, Inc. Class A                 548     177,497
#*  Nationstar Mortgage Holdings, Inc.                      8,591     152,404
    Navient Corp.                                          40,722     580,288

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
           Navigators Group, Inc. (The)                        4,399 $  213,791
           NBT Bancorp, Inc.                                   6,629    244,676
           Nelnet, Inc. Class A                                4,163    216,934
#          New York Community Bancorp, Inc.                   47,801    676,862
(degrees)  NewStar Financial, Inc.                             6,871      3,710
*          Nicholas Financial, Inc.                              801      7,297
*          Nicolet Bankshares, Inc.                              820     44,518
*          NMI Holdings, Inc. Class A                          9,063    166,306
           Northern Trust Corp.                                8,397    884,960
           Northfield Bancorp, Inc.                            7,207    120,933
           Northrim BanCorp, Inc.                                900     30,105
           Northwest Bancshares, Inc.                         16,129    271,774
           OceanFirst Financial Corp.                          5,134    135,794
#*         Ocwen Financial Corp.                              14,518     48,926
           OFG Bancorp                                         6,578     74,989
           Old Line Bancshares, Inc.                           1,300     41,171
           Old National Bancorp                               20,285    350,930
           Old Republic International Corp.                   26,112    561,147
           Old Second Bancorp, Inc.                            2,390     35,133
           OM Asset Management P.L.C.                         19,386    346,816
*          On Deck Capital, Inc.                              10,484     47,178
*          OneMain Holdings, Inc.                             20,348    665,583
           Oppenheimer Holdings, Inc. Class A                  1,497     41,168
           Opus Bank                                           5,305    143,765
           Oritani Financial Corp.                             8,497    141,900
           Orrstown Financial Services, Inc.                     909     22,861
*          Pacific Mercantile Bancorp                          2,550     22,058
*          Pacific Premier Bancorp, Inc.                       6,969    283,987
           PacWest Bancorp                                    11,975    627,849
           Park National Corp.                                 1,552    162,991
           Peapack Gladstone Financial Corp.                   2,129     75,622
           Penns Woods Bancorp, Inc.                             829     35,539
*          PennyMac Financial Services, Inc. Class A           5,123    113,731
           People's United Financial, Inc.                    33,918    667,167
           People's Utah Bancorp                               1,400     44,240
           Peoples Bancorp, Inc.                               2,534     90,236
           Peoples Financial Services Corp.                      400     18,172
*          PHH Corp.                                           7,228     64,835
           Pinnacle Financial Partners, Inc.                   7,496    474,497
           Piper Jaffray Cos.                                  1,000     92,300
           PJT Partners, Inc. Class A                          2,260    107,011
           PNC Financial Services Group, Inc. (The)           14,939  2,360,661
           Popular, Inc.                                       9,432    383,316
#*         PRA Group, Inc.                                     7,321    261,726
           Preferred Bank                                      1,595    102,750
           Premier Financial Bancorp, Inc.                     1,519     28,891
           Primerica, Inc.                                     7,904    798,304
           Principal Financial Group, Inc.                    23,225  1,570,010
           ProAssurance Corp.                                  8,812    482,016
           Progressive Corp. (The)                            22,292  1,205,997
           Prosperity Bancshares, Inc.                         6,021    456,392
           Provident Financial Holdings, Inc.                  1,300     23,790
           Provident Financial Services, Inc.                 10,398    273,571

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Prudential Bancorp, Inc.                                 845 $   14,627
    Prudential Financial, Inc.                            12,674  1,505,925
    Pzena Investment Management, Inc. Class A              1,300     16,263
    QCR Holdings, Inc.                                     1,925     84,411
    Radian Group, Inc.                                    10,400    229,528
    Raymond James Financial, Inc.                          9,246    891,222
*   Regional Management Corp.                              1,515     42,965
    Regions Financial Corp.                               74,108  1,425,097
    Reinsurance Group of America, Inc.                     4,803    752,390
    RenaissanceRe Holdings, Ltd.                           3,437    436,980
    Renasant Corp.                                         7,474    321,905
    Republic Bancorp, Inc. Class A                         2,487     95,849
*   Republic First Bancorp, Inc.                           1,200     10,620
    Riverview Bancorp, Inc.                                  100        958
#   RLI Corp.                                              4,557    292,833
    S&P Global, Inc.                                       5,162    934,838
    S&T Bancorp, Inc.                                      5,402    218,025
*   Safeguard Scientifics, Inc.                            5,919     73,988
    Safety Insurance Group, Inc.                           2,190    170,053
    Sandy Spring Bancorp, Inc.                             4,339    164,101
    Santander Consumer USA Holdings, Inc.                 51,149    882,320
*   Seacoast Banking Corp. of Florida                      5,032    129,775
    SEI Investments Co.                                    3,712    278,957
    Selective Insurance Group, Inc.                        6,923    403,265
    ServisFirst Bancshares, Inc.                           6,982    296,176
    Shore Bancshares, Inc.                                 1,532     27,913
    SI Financial Group, Inc.                               1,043     15,071
    Sierra Bancorp                                         1,944     53,227
*   Signature Bank                                         3,608    555,632
    Silvercrest Asset Management Group, Inc. Class A         800     12,000
    Simmons First National Corp. Class A                   7,128    419,483
*   SLM Corp.                                             57,783    661,038
    South State Corp.                                      5,318    471,175
*   Southern First Bancshares, Inc.                          700     30,485
    Southern Missouri Bancorp, Inc.                          512     19,625
    Southern National Bancorp of Virginia, Inc.            1,622     26,585
    Southside Bancshares, Inc.                             3,486    119,674
    State Auto Financial Corp.                             5,412    161,115
    State Bank Financial Corp.                             5,995    182,907
    State Street Corp.                                    10,641  1,172,319
    Sterling Bancorp                                      27,966    692,158
    Stewart Information Services Corp.                     3,962    176,349
    Stifel Financial Corp.                                 6,779    457,718
    Stock Yards Bancorp, Inc.                              2,400     86,280
    Summit Financial Group, Inc.                             333      8,558
    Sun Bancorp, Inc.                                      2,206     54,047
    SunTrust Banks, Inc.                                  13,593    961,025
*   SVB Financial Group                                    3,649    899,661
    Synchrony Financial                                   33,402  1,325,391
    Synovus Financial Corp.                               14,513    731,310
    T Rowe Price Group, Inc.                              20,050  2,238,181
    TCF Financial Corp.                                   23,656    507,421
    TD Ameritrade Holding Corp.                           12,861    717,515

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Territorial Bancorp, Inc.                               1,300 $    39,364
*   Texas Capital Bancshares, Inc.                          5,537     524,908
    TFS Financial Corp.                                    10,988     160,645
*   Third Point Reinsurance, Ltd.                          10,959     156,166
    Timberland Bancorp, Inc.                                  500      13,950
    Tiptree, Inc.                                           5,339      32,835
    Tompkins Financial Corp.                                1,833     150,984
    Torchmark Corp.                                         5,617     510,304
    Towne Bank                                              9,520     290,836
    Travelers Cos., Inc. (The)                             16,510   2,475,179
    Trico Bancshares                                        3,256     120,407
*   TriState Capital Holdings, Inc.                         3,588      86,291
*   Triumph Bancorp, Inc.                                   3,022     116,347
    TrustCo Bank Corp. NY                                  13,664     117,510
    Trustmark Corp.                                        10,189     323,908
    U.S. Bancorp.                                          58,122   3,321,091
    UMB Financial Corp.                                     4,979     379,300
    Umpqua Holdings Corp.                                  21,247     459,998
    Union Bankshares Corp.                                  6,368     240,392
#   United Bankshares, Inc.                                 8,898     327,446
    United Community Banks, Inc.                           12,024     380,920
    United Community Financial Corp.                        6,434      62,732
    United Financial Bancorp, Inc.                          6,408     107,398
    United Fire Group, Inc.                                 3,389     147,049
    United Insurance Holdings Corp.                         4,542      87,751
    United Security Bancshares                                402       4,442
    Universal Insurance Holdings, Inc.                      6,041     177,605
    Univest Corp. of Pennsylvania                           3,467      97,076
    Unum Group                                             15,269     812,158
    Validus Holdings, Ltd.                                  6,648     450,070
    Valley National Bancorp                                23,277     292,592
    Value Line, Inc.                                          213       4,096
*   Veritex Holdings, Inc.                                    945      26,942
#   Virtu Financial, Inc. Class A                           7,130     136,183
    Virtus Investment Partners, Inc.                        1,053     134,784
    Voya Financial, Inc.                                   11,772     611,085
#   Waddell & Reed Financial, Inc. Class A                 12,818     294,814
*   Walker & Dunlop, Inc.                                   6,136     285,017
    Washington Federal, Inc.                                8,533     306,335
    Washington Trust Bancorp, Inc.                          2,152     115,778
    Waterstone Financial, Inc.                              4,026      68,845
    Webster Financial Corp.                                10,446     591,453
    Wells Fargo & Co.                                     195,244  12,843,150
    WesBanco, Inc.                                          6,365     261,029
    West Bancorporation, Inc.                               1,799      46,054
#   Westamerica Bancorporation                              1,988     118,028
*   Western Alliance Bancorp                               12,318     722,574
    Western New England Bancorp, Inc.                       3,241      35,165
    Westwood Holdings Group, Inc.                           1,130      73,981
    White Mountains Insurance Group, Ltd.                     398     334,280
    Willis Towers Watson P.L.C.                             4,427     710,401
    Wintrust Financial Corp.                                6,059     520,468
    WisdomTree Investments, Inc.                           12,160     140,934

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Financials -- (Continued)
*   WMIH Corp.                                             5,650 $      5,328
#*  World Acceptance Corp.                                 1,307      154,291
#   WR Berkley Corp.                                       8,250      602,085
    WSFS Financial Corp.                                   4,447      227,242
    XL Group, Ltd.                                        13,491      497,008
    Zions Bancorporation                                  13,606      735,132
                                                                 ------------
Total Financials                                                  222,099,559
                                                                 ------------
Health Care -- (6.3%)
    Abaxis, Inc.                                           2,536      181,704
    Abbott Laboratories                                   30,287    1,882,640
#*  Abeona Therapeutics, Inc.                              3,000       45,750
*   ABIOMED, Inc.                                          1,360      319,600
#*  Acadia Healthcare Co., Inc.                           13,443      458,137
#*  Accuray, Inc.                                          7,598       42,929
    Aceto Corp.                                            3,079       33,900
*   Achillion Pharmaceuticals, Inc.                       21,184       56,138
#*  Aclaris Therapeutics, Inc.                               932       20,616
*   Acorda Therapeutics, Inc.                              6,805      176,590
#*  Adamas Pharmaceuticals, Inc.                           2,400       90,816
*   Addus HomeCare Corp.                                     700       25,095
#*  Aduro Biotech, Inc.                                    2,163       13,627
*   Adverum Biotechnologies, Inc.                          2,858       20,863
    Aetna, Inc.                                            8,935    1,669,237
#*  Akorn, Inc.                                           15,300      492,966
*   Alexion Pharmaceuticals, Inc.                          4,864      580,372
*   Align Technology, Inc.                                 2,661      697,182
#*  Alkermes P.L.C.                                        1,393       79,638
*   Allscripts Healthcare Solutions, Inc.                 21,842      325,664
*   Almost Family, Inc.                                    2,210      126,080
#*  Alnylam Pharmaceuticals, Inc.                          1,454      188,991
*   AMAG Pharmaceuticals, Inc.                             4,511       64,733
#*  Amedisys, Inc.                                         3,520      188,742
    AmerisourceBergen Corp.                                9,001      897,130
    Amgen, Inc.                                           23,111    4,299,802
#*  AMN Healthcare Services, Inc.                          9,797      525,609
*   Amphastar Pharmaceuticals, Inc.                        4,515       84,160
    Analogic Corp.                                         1,710      141,759
*   AngioDynamics, Inc.                                    5,619       97,827
*   Anika Therapeutics, Inc.                               2,097      139,912
    Anthem, Inc.                                          10,406    2,579,127
*   Applied Genetic Technologies Corp.                       868        4,297
#*  Aptevo Therapeutics, Inc.                              1,916        6,495
#*  Aratana Therapeutics, Inc.                               479        2,218
*   Ardelyx, Inc.                                          2,640       19,140
#*  Assembly Biosciences, Inc.                                58        2,736
#*  athenahealth, Inc.                                     2,881      361,018
    Atrion Corp.                                             296      170,318
#*  BioMarin Pharmaceutical, Inc.                          3,946      356,048
*   BioSpecifics Technologies Corp.                        1,201       51,427
#*  BioTelemetry, Inc.                                     2,116       72,261
#*  Bluebird Bio, Inc.                                     1,128      231,127

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Health Care -- (Continued)
*   Boston Scientific Corp.                               11,203 $  313,236
#*  Bovie Medical Corp.                                      200        476
*   Brookdale Senior Living, Inc.                         29,658    281,751
    Bruker Corp.                                          14,014    499,039
*   Cambrex Corp.                                          6,933    390,675
    Cantel Medical Corp.                                   3,345    371,061
#*  Capital Senior Living Corp.                            2,106     23,756
    Cardinal Health, Inc.                                 18,239  1,309,378
*   Cascadian Therapeutics, Inc.                           5,100     51,306
#*  Celldex Therapeutics, Inc.                             8,800     24,288
*   Centene Corp.                                         11,269  1,208,488
*   Cerner Corp.                                           6,500    449,345
#   Chemed Corp.                                           1,509    393,200
    Cigna Corp.                                           12,494  2,603,125
*   Civitas Solutions, Inc.                                6,186    108,564
#   Computer Programs & Systems, Inc.                        864     25,877
*   Concert Pharmaceuticals, Inc.                          4,356     87,468
    CONMED Corp.                                           2,606    150,575
*   CorVel Corp.                                           3,700    191,105
*   Cotiviti Holdings, Inc.                                6,274    219,590
*   Cross Country Healthcare, Inc.                         2,841     39,802
*   CryoLife, Inc.                                         3,483     65,655
#*  Cumberland Pharmaceuticals, Inc.                       1,600     10,896
*   Cutera, Inc.                                           1,041     51,634
#*  Cytokinetics, Inc.                                     3,482     32,034
*   DaVita, Inc.                                          15,529  1,211,883
    DENTSPLY SIRONA, Inc.                                 11,044    671,586
*   Depomed, Inc.                                          8,079     59,381
#*  DexCom, Inc.                                             311     18,100
    Digirad Corp.                                          2,900      6,815
#*  Diplomat Pharmacy, Inc.                                9,609    259,347
*   Edwards Lifesciences Corp.                             3,337    422,397
*   Emergent BioSolutions, Inc.                            5,468    266,784
*   Enanta Pharmaceuticals, Inc.                           2,233    189,693
    Encompass Health Corp.                                21,050  1,113,966
    Ensign Group, Inc. (The)                               6,830    157,295
#*  Envision Healthcare Corp.                              7,725    278,023
#*  Esperion Therapeutics, Inc.                            2,570    186,351
#*  Evolent Health, Inc. Class A                           4,897     69,048
#*  Exact Sciences Corp.                                   1,505     74,814
*   Exactech, Inc.                                         1,895     94,939
*   Exelixis, Inc.                                        11,800    357,658
*   Express Scripts Holding Co.                           36,624  2,899,888
*   FibroGen, Inc.                                         1,444     84,546
*   Five Star Senior Living, Inc.                            859      1,246
*   FONAR Corp.                                            1,170     28,724
    Gilead Sciences, Inc.                                 51,465  4,312,767
*   Globus Medical, Inc. Class A                           5,985    275,549
*   Haemonetics Corp.                                      4,699    303,790
*   Halyard Health, Inc.                                   7,330    357,777
#*  HealthEquity, Inc.                                     1,517     76,791
*   HealthStream, Inc.                                     2,844     66,891
#*  Henry Schein, Inc.                                     8,836    668,708

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Health Care -- (Continued)
*   Heska Corp.                                              826 $   64,387
    Hill-Rom Holdings, Inc.                               11,264    961,157
*   HMS Holdings Corp.                                     9,021    154,530
*   Hologic, Inc.                                         27,901  1,191,373
*   Horizon Pharma P.L.C.                                 19,518    283,987
    Humana, Inc.                                           7,185  2,024,949
*   ICU Medical, Inc.                                      1,689    386,697
*   IDEXX Laboratories, Inc.                               3,028    566,357
*   Ignyta, Inc.                                           2,300     61,870
*   Impax Laboratories, Inc.                               8,300    161,435
*   Incyte Corp.                                             900     81,261
#*  Innoviva, Inc.                                        11,473    167,391
*   Inogen, Inc.                                           1,168    142,309
#*  Inovalon Holdings, Inc. Class A                        2,672     34,736
*   Insulet Corp.                                          1,301     99,566
*   Integer Holdings Corp.                                 4,638    232,596
*   Integra LifeSciences Holdings Corp.                    6,178    325,333
*   Intuitive Surgical, Inc.                               1,089    470,089
#   Invacare Corp.                                         4,684     86,186
#*  Ionis Pharmaceuticals, Inc.                            1,496     78,570
*   IQVIA Holdings, Inc.                                   7,329    748,951
*   Jazz Pharmaceuticals P.L.C.                            4,977    725,348
*   Juno Therapeutics, Inc.                                8,800    755,128
#*  Karyopharm Therapeutics, Inc.                          3,469     41,004
*   Kindred Biosciences, Inc.                              4,043     35,376
    Kindred Healthcare, Inc.                              12,757    117,364
*   Laboratory Corp. of America Holdings                   6,563  1,145,243
#*  Lannett Co., Inc.                                      1,300     26,455
*   Lantheus Holdings, Inc.                                5,434    124,982
    LeMaitre Vascular, Inc.                                1,973     68,660
*   LHC Group, Inc.                                        2,126    133,513
*   LivaNova P.L.C.                                        5,324    455,468
    Luminex Corp.                                          5,253    106,058
#*  MacroGenics, Inc.                                      1,300     29,341
*   Magellan Health, Inc.                                  3,560    354,576
#*  Mallinckrodt P.L.C.                                    4,288     77,441
*   Masimo Corp.                                           4,163    392,321
    McKesson Corp.                                         9,842  1,662,117
#*  Medidata Solutions, Inc.                                 800     54,488
    Medtronic P.L.C.                                      26,673  2,290,944
#*  Melinta Therapeutics, Inc.                             1,786     24,915
#   Meridian Bioscience, Inc.                              7,966    124,668
*   Merit Medical Systems, Inc.                            5,423    251,898
*   Mettler-Toledo International, Inc.                     1,089    735,358
#*  MiMedx Group, Inc.                                     1,700     28,475
#*  Mirati Therapeutics, Inc.                              2,200     56,980
#*  Molina Healthcare, Inc.                                5,064    462,647
*   Momenta Pharmaceuticals, Inc.                          7,823    132,991
*   Myriad Genetics, Inc.                                  8,560    315,693
    National HealthCare Corp.                              2,006    125,114
    National Research Corp. Class A                        2,270     85,465
*   Natus Medical, Inc.                                    3,052     94,765
#*  Nektar Therapeutics                                      750     62,707

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Health Care -- (Continued)
*   Neogen Corp.                                           1,490 $   87,955
#*  NeoGenomics, Inc.                                      5,221     40,306
#*  Neurocrine Biosciences, Inc.                           1,450    123,931
#*  NewLink Genetics Corp.                                   540      4,455
*   NuVasive, Inc.                                         4,050    197,923
*   Nuvectra Corp.                                           663      5,384
*   Ocular Therapeutix, Inc.                               1,800      9,846
*   Omnicell, Inc.                                         2,041    100,111
#*  OPKO Health, Inc.                                     18,190     81,127
*   OraSure Technologies, Inc.                             4,389     95,505
*   Orthofix International NV                              1,746    100,290
*   Otonomy, Inc.                                          4,367     25,329
    Owens & Minor, Inc.                                    9,088    191,393
#   Patterson Cos., Inc.                                  12,254    439,796
#*  PDL BioPharma, Inc.                                   20,904     57,695
    Phibro Animal Health Corp. Class A                     2,018     68,713
*   PRA Health Sciences, Inc.                              6,179    562,660
#*  Premier, Inc. Class A                                  7,914    256,809
*   Prestige Brands Holdings, Inc.                         6,409    268,088
*   Providence Service Corp. (The)                         1,714    110,262
*   Quality Systems, Inc.                                  7,770    101,010
    Quest Diagnostics, Inc.                               10,539  1,115,237
*   Quidel Corp.                                           1,837     84,098
*   R1 RCM, Inc.                                          12,516     64,457
*   RadNet, Inc.                                           4,821     48,933
*   Regeneron Pharmaceuticals, Inc.                          968    354,917
*   Repligen Corp.                                         3,755    132,814
    ResMed, Inc.                                           3,198    322,326
#*  Retrophin, Inc.                                        4,500    107,595
*   RTI Surgical, Inc.                                     9,786     44,037
#*  Sage Therapeutics, Inc.                                  553    104,959
*   SeaSpine Holdings Corp.                                  959     10,539
#*  Seattle Genetics, Inc.                                 1,433     74,946
*   Select Medical Holdings Corp.                         23,947    423,862
    Simulations Plus, Inc.                                 2,208     35,659
*   Spectrum Pharmaceuticals, Inc.                         7,870    169,520
#*  Stemline Therapeutics, Inc.                            3,016     48,105
    STERIS P.L.C.                                          3,491    317,402
    Stryker Corp.                                          5,476    900,145
*   Sucampo Pharmaceuticals, Inc. Class A                  8,320    149,344
*   Supernus Pharmaceuticals, Inc.                         6,915    270,031
*   Surmodics, Inc.                                        1,299     38,061
*   Syneos Health, Inc.                                    9,641    369,732
    Teleflex, Inc.                                         1,856    515,504
*   Tetraphase Pharmaceuticals, Inc.                       2,427     14,174
*   Tivity Health, Inc.                                    6,738    261,097
*   Triple-S Management Corp. Class B                      2,795     64,229
*   United Therapeutics Corp.                              7,208    929,832
    US Physical Therapy, Inc.                              1,720    130,634
    Utah Medical Products, Inc.                              296     26,670
*   Varex Imaging Corp.                                    5,401    229,380
#*  Varian Medical Systems, Inc.                           2,975    379,312
*   Veeva Systems, Inc. Class A                            2,151    135,212

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Health Care -- (Continued)
*   Vertex Pharmaceuticals, Inc.                           1,325 $   221,103
*   Waters Corp.                                           1,802     388,529
*   WellCare Health Plans, Inc.                            4,416     929,038
#   West Pharmaceutical Services, Inc.                     1,579     158,216
#*  Xencor, Inc.                                           1,836      41,787
    Zimmer Biomet Holdings, Inc.                           3,483     442,759
    Zoetis, Inc.                                           7,233     554,988
#*  Zogenix, Inc.                                          3,571     129,806
                                                                 -----------
Total Health Care                                                 74,330,312
                                                                 -----------
Industrials -- (12.9%)
    3M Co.                                                13,490   3,379,245
    AAON, Inc.                                             8,345     303,758
    AAR Corp.                                              5,716     231,327
    ABM Industries, Inc.                                   9,999     380,262
*   Acacia Research Corp.                                  2,366       8,636
*   ACCO Brands Corp.                                     18,062     214,035
    Actuant Corp. Class A                                  6,617     163,771
#   Acuity Brands, Inc.                                    2,912     449,729
    Advanced Drainage Systems, Inc.                        8,910     220,077
*   AECOM                                                 15,988     625,291
*   Aegion Corp.                                           5,936     148,875
    AGCO Corp.                                             9,883     717,703
    Air Lease Corp.                                       15,128     735,523
*   Air Transport Services Group, Inc.                    14,474     359,824
    Aircastle, Ltd.                                       12,104     285,896
    Alamo Group, Inc.                                      1,500     172,545
    Alaska Air Group, Inc.                                14,000     920,220
    Albany International Corp. Class A                     4,145     263,000
#   Allegiant Travel Co.                                   2,540     404,495
    Allegion P.L.C.                                        3,703     318,865
    Allied Motion Technologies, Inc.                       1,625      56,631
#   Allison Transmission Holdings, Inc.                   14,166     626,704
    Altra Industrial Motion Corp.                          4,648     243,555
    AMERCO                                                 1,383     504,906
*   Ameresco, Inc. Class A                                 3,516      30,589
    American Airlines Group, Inc.                         10,866     590,241
    American Railcar Industries, Inc.                      1,731      67,890
*   American Woodmark Corp.                                3,415     463,928
    AMETEK, Inc.                                          13,347   1,018,376
    AO Smith Corp.                                         3,600     240,408
#   Apogee Enterprises, Inc.                               4,460     202,975
    Applied Industrial Technologies, Inc.                  6,176     455,480
*   ARC Document Solutions, Inc.                           6,764      16,369
    ArcBest Corp.                                          4,841     172,098
    Arconic, Inc.                                         23,894     718,254
    Argan, Inc.                                            2,682     116,935
*   Armstrong Flooring, Inc.                               4,306      66,700
*   Armstrong World Industries, Inc.                       7,003     439,088
*   Arotech Corp.                                          3,345      12,209
    Astec Industries, Inc.                                 3,697     230,693
*   Astronics Corp.                                        3,163     141,070

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
*   Astronics Corp. Class B                                  474 $   21,354
*   Atlas Air Worldwide Holdings, Inc.                     5,242    295,125
#*  Avis Budget Group, Inc.                                9,490    426,670
#*  Axon Enterprise, Inc.                                  1,287     34,054
    AZZ, Inc.                                              3,233    147,102
#*  Babcock & Wilcox Enterprises, Inc.                     1,687     10,966
    Barnes Group, Inc.                                     6,560    431,582
    Barrett Business Services, Inc.                        1,545    107,671
*   Beacon Roofing Supply, Inc.                            8,793    531,976
*   Blue Bird Corp.                                        2,770     58,586
*   BMC Stock Holdings, Inc.                               8,882    198,957
    Brady Corp. Class A                                    5,526    211,369
    Briggs & Stratton Corp.                                5,115    123,681
    Brink's Co. (The)                                      9,038    753,769
*   Broadwind Energy, Inc.                                 2,383      5,886
*   Builders FirstSource, Inc.                            22,567    483,385
*   CAI International, Inc.                                3,296     93,145
    Carlisle Cos., Inc.                                    5,321    607,711
*   Casella Waste Systems, Inc. Class A                    4,849    124,037
*   CBIZ, Inc.                                             7,764    128,106
    CECO Environmental Corp.                               5,117     23,180
#   Celadon Group, Inc.                                    2,824     15,673
#   CH Robinson Worldwide, Inc.                            6,154    562,845
*   Chart Industries, Inc.                                 4,374    216,819
    Chicago Bridge & Iron Co. NV                           7,448    155,440
    Cintas Corp.                                           3,421    576,267
    CIRCOR International, Inc.                             1,665     88,278
*   Civeo Corp.                                           17,232     60,312
*   Clean Harbors, Inc.                                    7,563    418,536
*   Colfax Corp.                                          12,101    484,282
    Columbus McKinnon Corp.                                2,711    111,015
    Comfort Systems USA, Inc.                              5,860    249,636
*   Commercial Vehicle Group, Inc.                        12,439    153,870
*   Continental Building Products, Inc.                    6,680    190,046
    Copa Holdings SA Class A                               3,582    495,498
*   Copart, Inc.                                          10,456    460,796
    Costamare, Inc.                                       13,178     85,921
#   Covanta Holding Corp.                                 21,972    359,242
*   Covenant Transportation Group, Inc. Class A            2,890     84,764
*   CPI Aerostructures, Inc.                               1,046      9,309
    CRA International, Inc.                                1,211     56,227
    Crane Co.                                              5,035    503,198
*   CSW Industrials, Inc.                                  1,972     94,459
    CSX Corp.                                             39,781  2,258,367
    Cummins, Inc.                                          4,923    925,524
    Curtiss-Wright Corp.                                   6,112    798,594
    Deere & Co.                                            9,260  1,541,049
    Delta Air Lines, Inc.                                 57,970  3,290,957
#   Deluxe Corp.                                           9,161    680,387
    DMC Global, Inc.                                       2,624     60,090
    Donaldson Co., Inc.                                   11,146    564,656
    Douglas Dynamics, Inc.                                 4,778    196,854
    Dover Corp.                                           11,458  1,216,954

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
*   Ducommun, Inc.                                         1,848 $   53,925
    Dun & Bradstreet Corp. (The)                           2,523    312,171
*   DXP Enterprises, Inc.                                  1,836     62,810
*   Dycom Industries, Inc.                                 5,823    679,602
    Eastern Co. (The)                                        312      8,346
    Eaton Corp. P.L.C.                                    15,433  1,295,909
*   Echo Global Logistics, Inc.                            5,412    158,030
    EMCOR Group, Inc.                                      9,324    757,855
    Emerson Electric Co.                                  15,554  1,123,465
    Encore Wire Corp.                                      3,557    179,984
    EnerSys                                                5,462    384,033
*   Engility Holdings, Inc.                                4,955    129,623
    Ennis, Inc.                                            3,343     66,526
    EnPro Industries, Inc.                                 2,965    260,890
    Equifax, Inc.                                          3,769    470,861
    ESCO Technologies, Inc.                                3,134    191,644
    Espey Manufacturing & Electronics Corp.                  200      4,920
    Essendant, Inc.                                        4,286     38,788
*   Esterline Technologies Corp.                           4,550    334,652
    Expeditors International of Washington, Inc.          10,444    678,338
    Exponent, Inc.                                         1,999    148,226
#   Fastenal Co.                                           8,332    457,927
    Federal Signal Corp.                                   9,980    202,993
    FedEx Corp.                                           15,173  3,982,609
#   Flowserve Corp.                                       10,241    464,122
    Fluor Corp.                                            7,749    470,364
    Forrester Research, Inc.                               3,145    137,279
    Fortive Corp.                                          6,000    456,120
    Fortune Brands Home & Security, Inc.                  10,949    776,613
    Forward Air Corp.                                      4,418    268,217
*   Franklin Covey Co.                                     1,696     48,845
    Franklin Electric Co., Inc.                            5,592    253,318
    FreightCar America, Inc.                               1,800     28,044
*   FTI Consulting, Inc.                                   5,558    241,606
#   GATX Corp.                                             4,312    306,756
*   Gencor Industries, Inc.                                1,048     17,606
*   Generac Holdings, Inc.                                10,947    535,637
#   General Cable Corp.                                    3,943    117,107
*   Genesee & Wyoming, Inc. Class A                        5,894    470,636
*   Gibraltar Industries, Inc.                             4,567    169,436
    Global Brass & Copper Holdings, Inc.                   6,453    207,464
*   GMS, Inc.                                              6,537    224,088
#*  Golden Ocean Group, Ltd.                                 744      6,540
*   Goldfield Corp. (The)                                  5,963     29,517
    Gorman-Rupp Co. (The)                                  4,380    123,823
*   GP Strategies Corp.                                    2,129     53,119
    Graco, Inc.                                            9,789    458,125
    Graham Corp.                                             739     15,815
    Granite Construction, Inc.                             4,517    301,239
*   Great Lakes Dredge & Dock Corp.                        8,897     41,816
#   Greenbrier Cos., Inc. (The)                            2,478    124,272
    Griffon Corp.                                          7,377    147,909
    H&E Equipment Services, Inc.                           7,894    310,866

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Hardinge, Inc.                                         1,951 $   36,796
*   Harsco Corp.                                          14,778    264,526
    Hawaiian Holdings, Inc.                               10,602    395,985
*   HC2 Holdings, Inc.                                     2,953     17,718
*   HD Supply Holdings, Inc.                               6,187    240,612
#   Healthcare Services Group, Inc.                        4,968    274,134
#   Heartland Express, Inc.                               15,098    342,574
#   HEICO Corp.                                            5,077    407,785
    HEICO Corp. Class A                                    7,249    477,347
    Heidrick & Struggles International, Inc.               2,552     67,373
*   Herc Holdings, Inc.                                    6,636    436,118
*   Heritage-Crystal Clean, Inc.                           2,711     58,964
    Herman Miller, Inc.                                   10,980    444,690
*   Hertz Global Holdings, Inc.                            6,352    145,651
    Hexcel Corp.                                          13,716    937,489
*   Hill International, Inc.                               4,939     28,152
    Hillenbrand, Inc.                                     12,791    566,641
    HNI Corp.                                              7,531    292,881
    Honeywell International, Inc.                         22,774  3,636,325
*   Houston Wire & Cable Co.                               3,000     21,000
*   Hub Group, Inc. Class A                                3,883    186,578
    Hubbell, Inc.                                          5,355    728,012
*   Hudson Global, Inc.                                    2,300      4,899
#*  Hudson Technologies, Inc.                              5,402     33,925
    Hurco Cos., Inc.                                         876     39,551
*   Huron Consulting Group, Inc.                           3,546    142,372
#*  Huttig Building Products, Inc.                           812      5,733
    Hyster-Yale Materials Handling, Inc.                   1,249    105,778
*   ICF International, Inc.                                2,339    124,201
    IDEX Corp.                                             5,424    778,236
*   IES Holdings, Inc.                                     2,130     37,275
    Illinois Tool Works, Inc.                              6,513  1,131,113
    Ingersoll-Rand P.L.C.                                 11,702  1,107,360
*   InnerWorkings, Inc.                                   10,091    101,011
*   Innovative Solutions & Support, Inc.                     400      1,240
    Insperity, Inc.                                        5,336    326,830
    Insteel Industries, Inc.                               2,607     81,677
    Interface, Inc.                                       11,789    294,136
    ITT, Inc.                                             11,787    660,072
    Jacobs Engineering Group, Inc.                         8,068    560,403
    JB Hunt Transport Services, Inc.                       4,118    497,578
*   JetBlue Airways Corp.                                 38,768    808,700
#   John Bean Technologies Corp.                           2,944    334,880
    Johnson Controls International P.L.C.                 28,624  1,120,057
    Kadant, Inc.                                           1,382    138,546
    Kaman Corp.                                            3,824    239,765
    Kansas City Southern                                   7,171    811,255
    KAR Auction Services, Inc.                            18,826  1,026,770
    KBR, Inc.                                             21,730    441,988
    Kelly Services, Inc. Class A                           6,650    188,261
    Kennametal, Inc.                                       9,481    462,483
*   Key Technology, Inc.                                     200      5,324
#*  KeyW Holding Corp. (The)                               3,593     24,073

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Kforce, Inc.                                           7,956 $  206,458
    Kimball International, Inc. Class B                    8,202    152,311
*   Kirby Corp.                                            5,705    427,304
*   KLX, Inc.                                              4,474    316,133
#   Knight-Swift Transportation Holdings, Inc.            22,542  1,122,366
    Knoll, Inc.                                            8,232    188,842
    Korn/Ferry International                               7,567    337,186
    Landstar System, Inc.                                  3,930    436,426
*   Lawson Products, Inc.                                    700     16,625
#*  Layne Christensen Co.                                  1,949     26,292
*   LB Foster Co. Class A                                    800     21,720
    Lennox International, Inc.                             1,866    406,620
    Lincoln Electric Holdings, Inc.                        5,539    540,440
#   Lindsay Corp.                                          1,207    107,676
    LS Starrett Co. (The) Class A                            230      1,921
    LSC Communications, Inc.                               5,785     79,139
    LSI Industries, Inc.                                   3,205     25,448
*   Lydall, Inc.                                           2,299    109,892
    Macquarie Infrastructure Corp.                         7,985    529,805
*   Manitowoc Co., Inc. (The)                              4,212    168,817
    ManpowerGroup, Inc.                                    6,019    790,836
    Marten Transport, Ltd.                                 7,874    182,677
    Masco Corp.                                            8,831    394,392
*   Masonite International Corp.                           5,033    351,052
*   MasTec, Inc.                                          14,685    784,179
    Matson, Inc.                                           8,726    298,516
    Matthews International Corp. Class A                   3,915    219,240
    McGrath RentCorp                                       4,273    204,249
*   Mercury Systems, Inc.                                  4,746    227,903
*   Meritor, Inc.                                         17,090    466,215
#*  Middleby Corp. (The)                                   3,180    433,307
*   Milacron Holdings Corp.                               11,371    215,708
    Miller Industries, Inc.                                1,300     33,865
*   Mistras Group, Inc.                                    3,322     70,792
    Mobile Mini, Inc.                                      6,113    231,377
*   Moog, Inc. Class A                                     4,515    406,621
*   MRC Global, Inc.                                      13,229    237,857
    MSA Safety, Inc.                                       3,547    277,766
    MSC Industrial Direct Co., Inc. Class A                6,553    615,196
    Mueller Industries, Inc.                              10,050    332,554
    Mueller Water Products, Inc. Class A                  21,535    250,452
    Multi-Color Corp.                                      3,128    242,420
*   MYR Group, Inc.                                        2,344     79,415
*   Navigant Consulting, Inc.                              5,929    121,663
*   Navistar International Corp.                           6,706    307,336
*   NCI Building Systems, Inc.                            11,654    215,016
#*  Nexeo Solutions, Inc.                                  6,008     56,655
    Nielsen Holdings P.L.C.                               25,641    959,230
*   NL Industries, Inc.                                    7,700    100,100
    NN, Inc.                                               5,147    148,234
    Nordson Corp.                                          2,367    340,185
    Norfolk Southern Corp.                                14,114  2,129,520
*   Northwest Pipe Co.                                     1,465     27,835

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
#*  NOW, Inc.                                             16,399 $  193,344
*   NV5 Global, Inc.                                       1,346     65,618
    Old Dominion Freight Line, Inc.                       10,111  1,480,756
    Omega Flex, Inc.                                       1,381     84,462
*   On Assignment, Inc.                                    7,939    607,889
*   Orion Group Holdings, Inc.                             3,661     27,531
    Oshkosh Corp.                                          8,932    810,311
    Owens Corning                                         10,297    957,312
    PACCAR, Inc.                                          22,871  1,705,262
*   PAM Transportation Services, Inc.                        751     28,170
    Park-Ohio Holdings Corp.                               1,783     74,262
    Parker-Hannifin Corp.                                  3,990    803,666
*   Patrick Industries, Inc.                               5,181    331,843
*   Patriot Transportation Holding, Inc.                     133      2,527
    Pendrell Corp.                                            12      6,891
    Pentair P.L.C.                                        11,008    787,072
*   Performant Financial Corp.                             6,812     17,371
*   Perma-Pipe International Holdings, Inc.                  300      2,730
*   PGT Innovations, Inc.                                 14,454    230,541
    Pitney Bowes, Inc.                                    16,615    234,438
*   Ply Gem Holdings, Inc.                                 8,557    183,548
    Powell Industries, Inc.                                1,301     42,400
    Preformed Line Products Co.                              428     31,612
    Primoris Services Corp.                                7,320    190,320
#*  Proto Labs, Inc.                                       1,872    204,703
    Quad/Graphics, Inc.                                    7,683    169,948
    Quanex Building Products Corp.                         5,988    123,952
*   Quanta Services, Inc.                                 19,264    741,471
*   Radiant Logistics, Inc.                                4,889     23,516
    Raven Industries, Inc.                                 3,272    126,136
*   RBC Bearings, Inc.                                     2,352    296,352
    RCM Technologies, Inc.                                   300      1,899
    Regal Beloit Corp.                                     5,090    396,511
    Republic Services, Inc.                               15,346  1,055,805
    Resources Connection, Inc.                             5,098     83,352
#*  Revolution Lighting Technologies, Inc.                 1,690      6,000
*   Rexnord Corp.                                         16,200    455,382
*   Roadrunner Transportation Systems, Inc.                5,113     28,479
    Robert Half International, Inc.                        6,598    381,892
    Rockwell Automation, Inc.                              2,998    591,475
    Rollins, Inc.                                          4,971    245,269
    Roper Technologies, Inc.                               1,658    465,218
    RPX Corp.                                              5,953     83,580
*   Rush Enterprises, Inc. Class A                         4,805    259,710
    Ryder System, Inc.                                    10,547    917,905
*   Saia, Inc.                                             3,765    284,446
#*  Sensata Technologies Holding NV                       17,180    966,375
*   SIFCO Industries, Inc.                                   157      1,028
    Simpson Manufacturing Co., Inc.                        5,898    346,449
    SkyWest, Inc.                                          8,421    469,471
#   Snap-on, Inc.                                          4,087    700,144
    Southwest Airlines Co.                                28,939  1,759,491
*   SP Plus Corp.                                          3,718    143,329

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Spartan Motors, Inc.                                   4,649 $   62,297
    Spirit Aerosystems Holdings, Inc. Class A              9,425    964,743
*   Spirit Airlines, Inc.                                 11,374    479,073
*   SPX Corp.                                              3,976    124,250
*   SPX FLOW, Inc.                                         4,308    199,762
    Standex International Corp.                            1,553    162,987
    Stanley Black & Decker, Inc.                           6,132  1,019,322
    Steelcase, Inc. Class A                               13,030    202,616
*   Stericycle, Inc.                                       5,116    385,542
*   Sterling Construction Co., Inc.                        2,955     41,222
    Sun Hydraulics Corp.                                   3,332    206,851
#*  Team, Inc.                                             2,690     45,730
*   Teledyne Technologies, Inc.                            4,574    873,268
#   Tennant Co.                                            1,597    107,638
    Terex Corp.                                           11,053    519,712
    Tetra Tech, Inc.                                       6,613    328,666
*   Textainer Group Holdings, Ltd.                         5,806    142,247
*   Thermon Group Holdings, Inc.                           3,864     89,568
    Timken Co. (The)                                       8,658    454,978
    Titan International, Inc.                              6,620     88,112
*   Titan Machinery, Inc.                                  2,176     46,762
    Toro Co. (The)                                         5,314    348,864
    TransDigm Group, Inc.                                  1,343    425,610
*   TransUnion                                             4,938    293,120
*   Trex Co., Inc.                                         3,564    397,707
*   TriMas Corp.                                           4,693    124,834
*   TriNet Group, Inc.                                     6,948    304,809
    Trinity Industries, Inc.                              21,062    726,007
    Triton International, Ltd.                            14,987    578,498
#   Triumph Group, Inc.                                    8,322    242,586
*   TrueBlue, Inc.                                         5,553    151,875
*   Tutor Perini Corp.                                     6,888    170,478
*   Twin Disc, Inc.                                        1,100     32,428
*   Ultralife Corp.                                          900      6,120
    UniFirst Corp.                                         1,551    256,380
    Union Pacific Corp.                                   27,366  3,653,361
*   United Continental Holdings, Inc.                     27,034  1,833,446
    United Parcel Service, Inc. Class B                   12,389  1,577,367
*   United Rentals, Inc.                                   6,435  1,165,443
    United Technologies Corp.                             38,470  5,309,245
*   Univar, Inc.                                          13,898    414,994
    Universal Forest Products, Inc.                        8,028    299,685
    Universal Logistics Holdings, Inc.                     2,487     57,823
    US Ecology, Inc.                                       3,510    183,398
*   USA Truck, Inc.                                          905     18,245
#*  USG Corp.                                             19,276    745,210
    Valmont Industries, Inc.                               2,743    448,755
*   Vectrus, Inc.                                          1,615     49,096
*   Verisk Analytics, Inc.                                 6,866    686,943
*   Veritiv Corp.                                          2,207     63,341
    Viad Corp.                                             3,384    192,211
*   Vicor Corp.                                            1,600     29,280
*   Volt Information Sciences, Inc.                          639      2,780

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    VSE Corp.                                               1,308 $     64,811
#   Wabash National Corp.                                  10,621      274,340
*   WABCO Holdings, Inc.                                    2,234      344,907
#   Wabtec Corp.                                            4,470      362,249
*   WageWorks, Inc.                                           218       13,200
    Waste Management, Inc.                                 10,525      930,726
    Watsco, Inc.                                            3,942      708,732
    Watts Water Technologies, Inc. Class A                  3,668      292,523
*   Welbilt, Inc.                                          11,452      255,380
    Werner Enterprises, Inc.                               11,510      468,457
*   Wesco Aircraft Holdings, Inc.                          12,648       90,433
*   WESCO International, Inc.                               6,853      467,032
#*  Willdan Group, Inc.                                     1,339       30,342
*   Willis Lease Finance Corp.                                856       23,112
    Woodward, Inc.                                          7,279      564,268
#   WW Grainger, Inc.                                       3,115      839,991
#*  XPO Logistics, Inc.                                    14,337    1,353,986
    Xylem, Inc.                                            12,472      901,227
*   YRC Worldwide, Inc.                                     2,988       47,718
                                                                  ------------
Total Industrials                                                  151,507,289
                                                                  ------------
Information Technology -- (18.5%)
#*  3D Systems Corp.                                        1,097       11,233
    Accenture P.L.C. Class A                               12,829    2,061,620
*   ACI Worldwide, Inc.                                    16,008      375,228
    Activision Blizzard, Inc.                              12,076      895,194
*   Actua Corp.                                             5,448       84,989
*   Acxiom Corp.                                            7,419      200,832
*   Adobe Systems, Inc.                                     4,843      967,438
    ADTRAN, Inc.                                            6,536      104,576
*   Advanced Energy Industries, Inc.                        5,643      401,387
#*  Advanced Micro Devices, Inc.                           12,762      175,350
*   Agilysys, Inc.                                          2,641       31,692
*   Akamai Technologies, Inc.                              11,311      757,724
    Alliance Data Systems Corp.                             2,171      557,209
*   Alpha & Omega Semiconductor, Ltd.                       2,773       46,559
*   Alphabet, Inc. Class A                                  4,541    5,368,461
*   Alphabet, Inc. Class C                                  4,855    5,680,059
#*  Ambarella, Inc.                                           948       47,779
    Amdocs, Ltd.                                            7,939      543,028
    American Software, Inc. Class A                         2,466       30,899
*   Amkor Technology, Inc.                                 37,286      375,097
    Amphenol Corp. Class A                                  6,519      604,768
*   Amtech Systems, Inc.                                      531        5,326
    Analog Devices, Inc.                                    7,837      720,064
#*  ANGI Homeservices, Inc. Class A                         6,577       87,869
*   Anixter International, Inc.                             5,025      420,592
*   ANSYS, Inc.                                             4,236      684,749
    Apple, Inc.                                           139,838   23,413,076
    Applied Materials, Inc.                                22,725    1,218,742
*   Arista Networks, Inc.                                   1,844      508,612
*   ARRIS International P.L.C.                             21,931      554,854

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   Arrow Electronics, Inc.                                 7,627 $  620,380
*   Aspen Technology, Inc.                                  5,112    395,924
#*  Autodesk, Inc.                                            842     97,352
    Automatic Data Processing, Inc.                         7,577    936,745
#*  Avid Technology, Inc.                                   4,744     25,618
    Avnet, Inc.                                            12,651    537,667
    AVX Corp.                                              13,140    235,732
*   Aware, Inc.                                             2,169      9,869
*   Axcelis Technologies, Inc.                              4,442    115,048
*   AXT, Inc.                                               5,700     45,030
    Badger Meter, Inc.                                      4,823    232,469
*   Barracuda Networks, Inc.                                6,203    170,893
*   Bazaarvoice, Inc.                                       8,948     49,214
    Bel Fuse, Inc. Class B                                  1,369     28,133
    Belden, Inc.                                            6,602    559,652
*   Benchmark Electronics, Inc.                             7,549    218,544
    Black Box Corp.                                         2,162      7,567
*   Black Knight, Inc.                                      6,832    338,184
    Blackbaud, Inc.                                         3,432    328,854
*   Blackhawk Network Holdings, Inc.                        6,459    293,562
*   Blucora, Inc.                                           5,883    143,545
    Booz Allen Hamilton Holding Corp.                      12,235    479,367
*   Bottomline Technologies de, Inc.                        2,535     92,527
    Broadcom, Ltd.                                          9,805  2,431,934
    Broadridge Financial Solutions, Inc.                    5,258    506,924
#*  BroadVision, Inc.                                         200        630
    Brooks Automation, Inc.                                 9,192    256,457
*   BSQUARE Corp.                                           1,400      6,020
    CA, Inc.                                               27,197    975,012
    Cabot Microelectronics Corp.                            2,975    303,123
*   CACI International, Inc. Class A                        3,266    459,036
*   Cadence Design Systems, Inc.                            8,860    397,460
*   CalAmp Corp.                                              856     20,955
*   Calix, Inc.                                            11,095     71,008
*   Carbonite, Inc.                                         1,238     31,198
*   Cardtronics P.L.C. Class A                              8,022    196,218
#*  Cars.com, Inc.                                         11,310    335,794
    Cass Information Systems, Inc.                          1,496     86,693
*   Cavium, Inc.                                            1,479    131,306
    CCUR Holdings, Inc.                                     1,400      8,008
    CDK Global, Inc.                                        4,118    293,572
    CDW Corp.                                               7,210    539,236
*   Ceva, Inc.                                              1,176     51,744
*   Ciena Corp.                                            18,351    390,509
#*  Cimpress NV                                             2,389    304,382
*   Cirrus Logic, Inc.                                      8,826    437,505
    Cisco Systems, Inc.                                   183,121  7,606,846
*   Citrix Systems, Inc.                                    5,264    488,289
*   Clearfield, Inc.                                          600      7,770
    Cognex Corp.                                            5,612    350,020
    Cognizant Technology Solutions Corp. Class A           11,095    865,188
*   Coherent, Inc.                                            840    217,997
    Cohu, Inc.                                              4,350     99,049

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
#*  CommerceHub, Inc. Series A                             1,698 $   34,334
*   CommerceHub, Inc. Series C                             1,335     25,752
*   CommScope Holding Co., Inc.                           20,226    781,330
    Communications Systems, Inc.                             400      1,400
*   Computer Task Group, Inc.                              1,668      8,674
    Comtech Telecommunications Corp.                       4,246     91,841
*   Conduent, Inc.                                        22,098    362,407
*   Control4 Corp.                                         3,066     83,119
    Convergys Corp.                                       12,813    298,159
*   CoreLogic, Inc.                                       14,750    698,560
*   CoStar Group, Inc.                                       300    103,833
*   Cray, Inc.                                             5,378    130,416
#*  Cree, Inc.                                            10,492    362,079
    CSG Systems International, Inc.                        6,579    297,173
    CTS Corp.                                              5,074    139,535
#*  CyberOptics Corp.                                      1,062     16,196
#   Cypress Semiconductor Corp.                           33,237    574,668
    Daktronics, Inc.                                       6,045     55,977
*   Datawatch Corp.                                          308      3,527
*   Dell Technologies, Inc. Class V                        7,117    510,289
*   DHI Group, Inc.                                        3,750      6,750
#   Diebold Nixdorf, Inc.                                  7,621    140,607
*   Digi International, Inc.                               3,785     39,175
*   Diodes, Inc.                                           8,033    226,450
    Dolby Laboratories, Inc. Class A                       7,144    459,645
*   DSP Group, Inc.                                        4,082     53,474
    DST Systems, Inc.                                      9,497    791,765
    DXC Technology Co.                                    18,339  1,825,647
#*  Eastman Kodak Co.                                      2,896     23,023
*   eBay, Inc.                                            52,514  2,131,018
#   Ebix, Inc.                                             3,114    255,659
*   EchoStar Corp. Class A                                 5,662    345,722
*   Electro Scientific Industries, Inc.                    3,565     83,492
*   Electronic Arts, Inc.                                  4,749    602,933
*   Electronics for Imaging, Inc.                          4,413    129,036
#*  Ellie Mae, Inc.                                        1,241    116,033
*   Emcore Corp.                                           2,998     20,237
#*  Endurance International Group Holdings, Inc.          18,279    151,716
    Entegris, Inc.                                        18,514    602,631
*   Envestnet, Inc.                                        1,464     78,690
*   EPAM Systems, Inc.                                     2,743    322,248
*   ePlus, Inc.                                            2,019    155,867
*   Etsy, Inc.                                             3,013     56,524
*   Euronet Worldwide, Inc.                                5,967    560,122
*   ExlService Holdings, Inc.                              4,352    264,384
*   Extreme Networks, Inc.                                 5,582     83,897
*   F5 Networks, Inc.                                      2,765    399,653
*   Fabrinet                                               5,310    131,741
*   Facebook, Inc. Class A                                34,775  6,499,100
    Fair Isaac Corp.                                       2,048    353,608
*   FARO Technologies, Inc.                                2,355    126,934
    Fidelity National Information Services, Inc.          16,261  1,664,476
#*  Finisar Corp.                                         17,810    319,868

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#*  First Data Corp. Class A                               16,356 $   289,501
*   First Solar, Inc.                                      10,250     688,492
*   Fiserv, Inc.                                            4,128     581,388
*   FleetCor Technologies, Inc.                             6,601   1,402,712
*   Flex, Ltd.                                             50,801     914,926
    FLIR Systems, Inc.                                     16,858     863,298
*   FormFactor, Inc.                                        8,951     128,447
*   Fortinet, Inc.                                          3,634     167,309
*   Frequency Electronics, Inc.                               400       3,776
#*  Gartner, Inc.                                           2,643     366,690
    Genpact, Ltd.                                          27,871     945,942
    Global Payments, Inc.                                   6,284     702,426
*   Globant SA                                              2,064      93,788
*   Glu Mobile, Inc.                                       11,161      41,742
#*  GoDaddy, Inc. Class A                                   4,785     264,276
#*  GrubHub, Inc.                                           4,398     317,755
*   GSI Technology, Inc.                                    1,378      11,065
#*  GTT Communications, Inc.                                7,469     344,694
#*  Guidewire Software, Inc.                                1,814     144,122
    Hackett Group, Inc. (The)                               7,650     122,476
#*  Harmonic, Inc.                                         12,292      44,866
    Hewlett Packard Enterprise Co.                         62,017   1,017,079
    HP, Inc.                                               24,742     576,983
*   IAC/InterActiveCorp                                     2,384     345,608
*   ID Systems, Inc.                                          100         741
*   Identiv, Inc.                                             249         921
*   II-VI, Inc.                                             7,574     323,031
#*  Infinera Corp.                                         20,109     130,105
*   Insight Enterprises, Inc.                               5,363     199,075
*   Integrated Device Technology, Inc.                      9,293     277,861
    Intel Corp.                                           240,760  11,590,186
    InterDigital, Inc.                                      7,021     547,989
*   Internap Corp.                                          2,275      38,061
    International Business Machines Corp.                  21,819   3,571,770
    Intuit, Inc.                                            3,961     665,052
*   IPG Photonics Corp.                                     3,208     808,256
*   Itron, Inc.                                             4,749     347,627
    j2 Global, Inc.                                         7,233     578,568
    Jabil, Inc.                                            32,364     823,017
    Jack Henry & Associates, Inc.                           2,704     337,081
    Juniper Networks, Inc.                                 20,850     545,227
*   Kemet Corp.                                             6,658     135,557
*   Key Tronic Corp.                                          700       5,019
*   Keysight Technologies, Inc.                            11,078     517,564
*   Kimball Electronics, Inc.                               4,412      81,622
    KLA-Tencor Corp.                                        7,068     776,066
*   Knowles Corp.                                          12,961     197,526
#*  Kopin Corp.                                             8,422      27,961
*   Kulicke & Soffa Industries, Inc.                       10,924     251,361
*   KVH Industries, Inc.                                    2,284      25,238
#   Lam Research Corp.                                      7,355   1,408,630
*   Lattice Semiconductor Corp.                             7,554      49,177
*   Leaf Group, Ltd.                                        2,563      22,426

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Leidos Holdings, Inc.                                   7,825 $   521,145
*   Limelight Networks, Inc.                               10,418      45,631
*   Liquidity Services, Inc.                                3,459      16,603
#   Littelfuse, Inc.                                        2,673     580,950
    LogMeIn, Inc.                                           5,186     652,399
#*  Lumentum Holdings, Inc.                                 1,802      83,433
*   Luxoft Holding, Inc.                                    2,234     128,567
#*  MACOM Technology Solutions Holdings, Inc.               1,566      48,703
#*  MagnaChip Semiconductor Corp.                           3,475      43,437
*   Manhattan Associates, Inc.                              5,332     281,636
*   Marchex, Inc. Class B                                   3,498      11,998
    Marvell Technology Group, Ltd.                         22,000     513,260
    Mastercard, Inc. Class A                               20,066   3,391,154
#*  Match Group, Inc.                                       2,683      93,744
    Maxim Integrated Products, Inc.                         9,132     557,052
    MAXIMUS, Inc.                                          10,041     684,595
#*  MaxLinear, Inc.                                         2,577      66,461
#*  Maxwell Technologies, Inc.                              1,381       7,996
#*  Meet Group, Inc.(The)                                   6,244      17,233
#   Mesa Laboratories, Inc.                                   456      64,529
    Methode Electronics, Inc.                               5,545     226,513
#   Microchip Technology, Inc.                              4,653     443,059
*   Micron Technology, Inc.                                79,107   3,458,558
*   Microsemi Corp.                                        16,850   1,041,161
    Microsoft Corp.                                       165,923  15,764,344
*   MicroStrategy, Inc. Class A                             1,129     155,497
    MKS Instruments, Inc.                                   8,036     822,083
*   MoneyGram International, Inc.                           6,035      72,903
    Monolithic Power Systems, Inc.                          1,440     171,533
    Monotype Imaging Holdings, Inc.                         3,918      93,836
    Motorola Solutions, Inc.                                4,108     408,582
    MTS Systems Corp.                                       1,699      88,093
*   Nanometrics, Inc.                                       2,275      56,352
*   Napco Security Technologies, Inc.                         990       9,059
    National Instruments Corp.                              9,287     463,793
*   NCR Corp.                                              11,716     439,467
#*  NeoPhotonics Corp.                                      3,479      19,517
    NetApp, Inc.                                           19,340   1,189,410
*   NETGEAR, Inc.                                           4,378     305,147
*   Netscout Systems, Inc.                                 13,517     385,234
    NIC, Inc.                                               8,123     134,842
*   Novanta, Inc.                                           3,397     196,686
*   Nuance Communications, Inc.                            22,031     392,372
    NVE Corp.                                                 473      39,647
    NVIDIA Corp.                                           17,519   4,306,170
#*  Oclaro, Inc.                                            9,370      55,658
*   ON Semiconductor Corp.                                 53,397   1,321,042
    Oracle Corp.                                           97,250   5,017,127
*   OSI Systems, Inc.                                       2,000     132,160
#*  Palo Alto Networks, Inc.                                  658     103,878
*   PAR Technology Corp.                                      700       6,020
    Park Electrochemical Corp.                              2,637      48,257
    Paychex, Inc.                                           6,490     442,942

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
#*  Paycom Software, Inc.                                  4,575 $  419,253
*   Paylocity Holding Corp.                                2,556    133,653
*   PayPal Holdings, Inc.                                 18,991  1,620,312
    PC Connection, Inc.                                    3,626     95,001
    PC-Tel, Inc.                                             700      5,012
*   PCM, Inc.                                              1,200     10,620
#*  PDF Solutions, Inc.                                    1,468     20,082
    Pegasystems, Inc.                                      1,588     80,750
*   Perceptron, Inc.                                         800      8,336
*   Perficient, Inc.                                       5,213    100,976
*   PFSweb, Inc.                                           1,937     14,295
*   Photronics, Inc.                                       9,051     76,028
    Plantronics, Inc.                                      4,745    279,908
*   Plexus Corp.                                           5,064    302,574
    Power Integrations, Inc.                               1,144     85,457
*   PRGX Global, Inc.                                      2,000     15,200
    Progress Software Corp.                                6,127    305,308
*   Proofpoint, Inc.                                         880     89,778
*   PTC, Inc.                                              1,327     96,446
    QAD, Inc. Class A                                      1,197     51,591
    QAD, Inc. Class B                                        160      5,336
*   Qorvo, Inc.                                            8,612    618,083
    QUALCOMM, Inc.                                        57,015  3,891,274
*   Qualys, Inc.                                           2,764    172,750
*   QuinStreet, Inc.                                       2,573     24,006
*   Rambus, Inc.                                          10,284    129,887
*   RealNetworks, Inc.                                     4,961     15,379
*   RealPage, Inc.                                         4,768    237,208
*   Red Hat, Inc.                                          3,511    461,275
    Reis, Inc.                                               600     12,450
*   Ribbon Communications, Inc.                            5,626     39,269
    Richardson Electronics, Ltd.                             900      7,299
*   Rogers Corp.                                           2,003    330,054
*   Rubicon Project, Inc. (The)                            4,400      8,448
*   Rudolph Technologies, Inc.                             3,503     91,779
#   Sabre Corp.                                           20,968    435,505
*   salesforce.com, Inc.                                   2,971    338,427
*   Sanmina Corp.                                         10,951    286,369
*   ScanSource, Inc.                                       3,455    118,161
    Science Applications International Corp.               3,428    262,756
#   Seagate Technology P.L.C.                             12,461    687,847
*   Semtech Corp.                                          7,810    279,598
#*  ServiceNow, Inc.                                         712    105,995
*   ServiceSource International, Inc.                      4,300     14,620
*   Shutterstock, Inc.                                       849     37,577
*   Sigma Designs, Inc.                                    4,966     28,058
*   Silicon Laboratories, Inc.                             4,483    431,265
    Skyworks Solutions, Inc.                              18,812  1,828,715
*   SMTC Corp.                                             1,100      2,420
#*  SolarEdge Technologies, Inc.                           2,557     91,796
#*  Splunk, Inc.                                             648     59,856
#*  Square, Inc. Class A                                   2,000     93,820
    SS&C Technologies Holdings, Inc.                      11,139    560,069

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
#*  Stamps.com, Inc.                                       2,929 $  597,077
*   StarTek, Inc.                                          2,316     28,950
#*  Stratasys, Ltd.                                        7,314    156,446
#*  SunPower Corp.                                         9,564     75,843
*   Super Micro Computer, Inc.                             7,085    161,715
*   Sykes Enterprises, Inc.                                6,685    207,369
    Symantec Corp.                                        12,414    338,033
#*  Synaptics, Inc.                                        5,415    234,686
#*  Synchronoss Technologies, Inc.                         4,424     35,569
    SYNNEX Corp.                                           5,849    717,848
*   Synopsys, Inc.                                         3,253    301,260
*   Syntel, Inc.                                           6,899    155,572
    Systemax, Inc.                                         5,216    161,957
#*  Tableau Software, Inc. Class A                         1,525    117,135
*   Take-Two Interactive Software, Inc.                    4,743    600,796
    TE Connectivity, Ltd.                                 18,611  1,908,186
*   Tech Data Corp.                                        3,881    389,148
*   TechTarget, Inc.                                       3,207     50,286
*   Telaria, Inc.                                          5,147     26,044
*   Telenav, Inc.                                          4,400     24,860
#*  Teradata Corp.                                        18,750    759,375
    Teradyne, Inc.                                        14,127    647,582
    Tessco Technologies, Inc.                                672     14,750
    Texas Instruments, Inc.                               22,027  2,415,701
    TiVo Corp.                                            14,680    204,786
    Total System Services, Inc.                           12,321  1,094,844
    TransAct Technologies, Inc.                              400      6,000
    Travelport Worldwide, Ltd.                            14,887    202,612
*   Travelzoo                                              2,000     12,400
*   Trimble, Inc.                                          5,776    254,722
    TTEC Holdings, Inc.                                    6,017    238,875
*   TTM Technologies, Inc.                                16,342    269,480
*   Twitter, Inc.                                         29,543    762,505
#*  Tyler Technologies, Inc.                                 521    104,987
#*  Ubiquiti Networks, Inc.                                4,978    401,575
#*  Ultimate Software Group, Inc. (The)                      302     70,333
*   Ultra Clean Holdings, Inc.                             4,387     95,154
#*  Unisys Corp.                                           3,288     29,263
    Universal Display Corp.                                1,377    219,494
*   VASCO Data Security International, Inc.                4,122     59,357
*   Veeco Instruments, Inc.                                7,204    119,947
#*  VeriFone Systems, Inc.                                10,890    192,535
*   Verint Systems, Inc.                                   6,720    280,560
#*  VeriSign, Inc.                                         2,472    284,082
    Versum Materials, Inc.                                 6,632    244,058
#*  ViaSat, Inc.                                           5,177    391,485
*   Viavi Solutions, Inc.                                 22,100    189,618
*   Virtusa Corp.                                          4,283    191,107
#   Visa, Inc. Class A                                    36,605  4,547,439
#   Vishay Intertechnology, Inc.                          19,810    434,829
*   Vishay Precision Group, Inc.                             793     21,728
#*  VMware, Inc. Class A                                     640     79,226
    Wayside Technology Group, Inc.                           200      2,870

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Information Technology -- (Continued)
*   Web.com Group, Inc.                                   10,610 $    246,682
    Western Digital Corp.                                 17,571    1,563,468
#   Western Union Co. (The)                               18,438      383,326
*   WEX, Inc.                                              5,062      783,648
#*  Workday, Inc. Class A                                    350       41,961
#*  Worldpay, Inc. Class A                                 5,840      469,010
*   Xcerra Corp.                                           6,903       68,892
    Xilinx, Inc.                                           6,896      503,546
*   XO Group, Inc.                                         2,507       47,884
    Xperi Corp.                                            4,783      107,378
    YuMe, Inc.                                             3,100       11,346
*   Zebra Technologies Corp. Class A                       6,818      839,705
*   Zedge, Inc. Class B                                    1,022        3,103
*   Zillow Group, Inc. Class A                             2,406      107,765
#*  Zillow Group, Inc. Class C                             5,237      232,837
*   Zix Corp.                                              5,219       22,076
*   Zynga, Inc. Class A                                   85,388      305,689
                                                                 ------------
Total Information Technology                                      217,040,009
                                                                 ------------
Materials -- (5.1%)
    A Schulman, Inc.                                       3,965      154,635
*   AdvanSix, Inc.                                         5,953      234,905
*   AgroFresh Solutions, Inc.                              3,300       24,882
    Air Products & Chemicals, Inc.                         3,517      592,157
#*  AK Steel Holding Corp.                                19,466       98,498
#   Albemarle Corp.                                        2,827      315,465
*   Alcoa Corp.                                           13,835      719,697
#*  Allegheny Technologies, Inc.                          12,902      347,838
    American Vanguard Corp.                                4,707       99,553
    Ampco-Pittsburgh Corp.                                 1,853       25,201
#   AptarGroup, Inc.                                       9,367      818,863
    Ashland Global Holdings, Inc.                          6,022      437,137
    Avery Dennison Corp.                                   2,953      362,274
*   Axalta Coating Systems, Ltd.                           7,863      247,685
    Balchem Corp.                                          3,588      283,452
#   Ball Corp.                                            25,865      990,112
    Bemis Co., Inc.                                       17,083      798,459
*   Berry Global Group, Inc.                               6,533      386,688
    Boise Cascade Co.                                      6,009      267,100
    Cabot Corp.                                            9,367      633,584
#   Calgon Carbon Corp.                                    6,420      137,067
    Carpenter Technology Corp.                             7,433      382,056
    Celanese Corp. Series A                               13,531    1,463,513
*   Century Aluminum Co.                                  13,837      307,873
    CF Industries Holdings, Inc.                          17,643      748,769
    Chase Corp.                                            1,440      161,784
    Chemours Co. (The)                                    10,661      550,321
*   Clearwater Paper Corp.                                 3,333      156,818
#*  Cleveland-Cliffs, Inc.                                27,638      189,320
*   Coeur Mining, Inc.                                    27,561      221,590
    Commercial Metals Co.                                 17,182      413,055
#   Compass Minerals International, Inc.                   5,141      374,779

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Materials -- (Continued)
    Core Molding Technologies, Inc.                         1,483 $   30,846
*   Crown Holdings, Inc.                                    5,539    321,539
    Deltic Timber Corp.                                       982     92,819
    Domtar Corp.                                            9,652    495,727
    DowDuPont, Inc.                                        51,129  3,864,330
    Eagle Materials, Inc.                                   5,490    615,154
    Eastman Chemical Co.                                   12,683  1,257,900
    Ecolab, Inc.                                            7,859  1,082,027
*   Ferro Corp.                                            14,950    351,624
    Ferroglobe P.L.C.                                      21,032    304,123
#*  Flotek Industries, Inc.                                 3,205     17,628
    FMC Corp.                                               3,376    308,330
*   Freeport-McMoRan, Inc.                                135,958  2,651,181
    Friedman Industries, Inc.                                 400      2,204
    FutureFuel Corp.                                        5,733     76,822
*   GCP Applied Technologies, Inc.                         10,075    336,505
    Gold Resource Corp.                                     7,506     33,927
    Graphic Packaging Holding Co.                          58,023    937,071
    Greif, Inc. Class A                                     5,069    299,679
    Greif, Inc. Class B                                     1,804    114,825
    Hawkins, Inc.                                           1,217     42,960
    Haynes International, Inc.                              1,816     65,013
    HB Fuller Co.                                           8,158    422,992
    Hecla Mining Co.                                       59,393    228,069
    Huntsman Corp.                                         41,173  1,423,351
*   Ingevity Corp.                                          5,142    373,052
    Innophos Holdings, Inc.                                 2,975    137,653
    Innospec, Inc.                                          2,796    200,753
    International Flavors & Fragrances, Inc.                2,112    317,434
    International Paper Co.                                13,014    818,060
#*  Intrepid Potash, Inc.                                  24,709     96,118
    Kaiser Aluminum Corp.                                   1,125    124,020
    KapStone Paper and Packaging Corp.                     18,118    627,608
    KMG Chemicals, Inc.                                     2,571    156,188
*   Koppers Holdings, Inc.                                  2,199    100,714
*   Kraton Corp.                                            6,735    338,501
    Kronos Worldwide, Inc.                                 11,641    319,545
*   Louisiana-Pacific Corp.                                25,940    768,083
*   LSB Industries, Inc.                                    2,432     20,648
    LyondellBasell Industries NV Class A                    7,675    919,772
    Martin Marietta Materials, Inc.                         2,963    676,068
    Materion Corp.                                          3,299    163,960
    Mercer International, Inc.                              8,133    119,555
    Monsanto Co.                                            6,200    755,160
    Mosaic Co. (The)                                       22,995    627,763
    Myers Industries, Inc.                                  8,723    183,183
    Neenah, Inc.                                            3,401    307,791
    Newmont Mining Corp.                                   34,933  1,415,136
    Nucor Corp.                                            22,652  1,516,778
    Olin Corp.                                             24,829    925,625
    Olympic Steel, Inc.                                     1,248     29,091
*   OMNOVA Solutions, Inc.                                  6,502     71,522
#*  Owens-Illinois, Inc.                                   25,996    603,627

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Materials -- (Continued)
    Packaging Corp. of America                            11,336 $ 1,424,142
    PH Glatfelter Co.                                      8,364     195,383
*   Platform Specialty Products Corp.                     45,682     534,936
    PolyOne Corp.                                         14,047     610,483
    PPG Industries, Inc.                                   8,310     986,646
    Praxair, Inc.                                          4,738     765,140
    Quaker Chemical Corp.                                  1,334     205,303
#   Rayonier Advanced Materials, Inc.                      9,093     172,040
    Reliance Steel & Aluminum Co.                          8,858     775,872
*   Resolute Forest Products, Inc.                        11,359     130,629
#   Royal Gold, Inc.                                       6,438     572,982
    RPM International, Inc.                               13,133     685,543
*   Ryerson Holding Corp.                                  2,729      27,290
    Schnitzer Steel Industries, Inc. Class A               3,400     116,280
    Scotts Miracle-Gro Co. (The)                           5,726     516,886
#   Sealed Air Corp.                                      12,309     582,831
    Sensient Technologies Corp.                            3,698     265,701
    Sherwin-Williams Co. (The)                             1,719     717,012
    Silgan Holdings, Inc.                                 15,910     475,550
    Sonoco Products Co.                                   17,799     966,664
#   Southern Copper Corp.                                  2,905     141,038
    Steel Dynamics, Inc.                                  20,372     924,889
    Stepan Co.                                             3,278     257,061
#*  Summit Materials, Inc. Class A                        13,121     419,216
*   SunCoke Energy, Inc.                                  13,379     148,507
    Synalloy Corp.                                           498       6,773
#*  TimkenSteel Corp.                                      8,276     133,988
*   Trecora Resources                                      2,437      32,412
    Tredegar Corp.                                         3,599      66,042
    Trinseo SA                                             7,041     580,530
    Tronox, Ltd. Class A                                  12,211     239,702
*   UFP Technologies, Inc.                                 1,356      39,527
    United States Lime & Minerals, Inc.                      600      46,050
    United States Steel Corp.                             21,332     798,030
*   Universal Stainless & Alloy Products, Inc.               900      23,193
#*  US Concrete, Inc.                                      2,301     179,133
    Valvoline, Inc.                                       12,305     303,318
*   Verso Corp. Class A                                    3,826      61,446
    Vulcan Materials Co.                                   7,484   1,013,334
    Westlake Chemical Corp.                                5,247     590,812
    WestRock Co.                                          16,679   1,111,322
    Worthington Industries, Inc.                          10,315     482,329
#   WR Grace & Co.                                         5,203     384,085
                                                                 -----------
Total Materials                                                   59,745,234
                                                                 -----------
Real Estate -- (0.5%)
    Alexander & Baldwin, Inc.                             11,172     296,281
*   Altisource Asset Management Corp.                         75       5,220
#*  Altisource Portfolio Solutions SA                      1,456      40,768
*   CBRE Group, Inc. Class A                              32,748   1,496,256
    Consolidated-Tomoka Land Co.                             400      26,468
#*  Forestar Group, Inc.                                     569      13,884

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Real Estate -- (Continued)
*   FRP Holdings, Inc.                                      1,138 $    56,843
    Griffin Industrial Realty, Inc.                           375      13,913
    HFF, Inc. Class A                                       8,045     395,894
*   Howard Hughes Corp. (The)                               4,386     552,461
    Jones Lang LaSalle, Inc.                                4,642     725,777
    Kennedy-Wilson Holdings, Inc.                          23,014     408,499
*   Marcus & Millichap, Inc.                                7,113     232,239
    RE/MAX Holdings, Inc. Class A                           2,161     106,645
#   Realogy Holdings Corp.                                 20,240     556,802
    RMR Group, Inc. (The) Class A                           3,242     209,920
#*  St Joe Co. (The)                                        7,372     138,594
    Stratus Properties, Inc.                                  889      27,203
*   Tejon Ranch Co.                                         3,235      70,555
                                                                  -----------
Total Real Estate                                                   5,374,222
                                                                  -----------
Telecommunication Services -- (2.2%)
*   Alaska Communications Systems Group, Inc.               2,160       5,011
    AT&T, Inc.                                            375,645  14,067,905
    ATN International, Inc.                                 2,046     121,451
*   Boingo Wireless, Inc.                                   8,791     213,182
    CenturyLink, Inc.                                      69,783   1,242,835
*   Cincinnati Bell, Inc.                                   4,288      73,968
#   Cogent Communications Holdings, Inc.                    4,613     208,046
#   Consolidated Communications Holdings, Inc.             14,555     181,210
#   Frontier Communications Corp.                           3,122      25,569
*   General Communication, Inc. Class A                     5,129     215,059
*   Hawaiian Telcom Holdco, Inc.                            1,165      33,424
    IDT Corp. Class B                                       3,759      40,860
*   Intelsat SA                                            19,996      56,189
#*  Iridium Communications, Inc.                            4,837      61,430
*   ORBCOMM, Inc.                                           6,642      76,317
    Shenandoah Telecommunications Co.                      10,249     348,466
    Spok Holdings, Inc.                                     2,587      40,357
#*  Sprint Corp.                                           65,319     348,150
*   T-Mobile US, Inc.                                      20,034   1,304,213
    Telephone & Data Systems, Inc.                         14,025     384,706
*   United States Cellular Corp.                            3,092     112,456
    Verizon Communications, Inc.                          105,507   5,704,764
*   Vonage Holdings Corp.                                  28,743     321,634
#   Windstream Holdings, Inc.                              22,606      37,300
*   Zayo Group Holdings, Inc.                               9,403     345,090
                                                                  -----------
Total Telecommunication Services                                   25,569,592
                                                                  -----------
Utilities -- (1.8%)
    AES Corp.                                              15,048     173,955
    ALLETE, Inc.                                            3,520     254,989
    Alliant Energy Corp.                                    6,043     240,209
    Ameren Corp.                                            6,224     352,465
    American Electric Power Co., Inc.                       6,865     472,175
    American States Water Co.                               4,410     243,520
    American Water Works Co., Inc.                          4,889     406,618
#   Aqua America, Inc.                                      4,904     177,574

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Utilities -- (Continued)
    Artesian Resources Corp. Class A                         900 $ 33,462
*   Atlantic Power Corp.                                  16,242   34,108
    Atlantica Yield PLC                                   10,293  216,976
    Atmos Energy Corp.                                     2,979  246,959
#   Avangrid, Inc.                                         2,475  120,582
#   Avista Corp.                                           5,597  281,865
#   Black Hills Corp.                                      5,885  326,912
    California Water Service Group                         5,796  235,897
*   Calpine Corp.                                         66,007  996,046
    CenterPoint Energy, Inc.                              11,907  335,539
    Chesapeake Utilities Corp.                             1,546  113,631
    CMS Energy Corp.                                       7,872  352,272
    Connecticut Water Service, Inc.                        1,946  103,235
    Consolidated Edison, Inc.                              4,601  369,736
    Consolidated Water Co., Ltd.                             959   12,851
    Dominion Energy, Inc.                                  8,723  666,786
    DTE Energy Co.                                         4,959  523,869
    Duke Energy Corp.                                      9,409  738,607
*   Dynegy, Inc.                                          22,666  283,778
    Edison International                                   4,579  286,325
    El Paso Electric Co.                                   4,523  236,101
    Entergy Corp.                                          4,564  359,141
    Eversource Energy                                      8,021  506,045
    Exelon Corp.                                          12,696  488,923
#   FirstEnergy Corp.                                     11,221  369,171
    Genie Energy, Ltd. Class B                             1,601    6,996
    Great Plains Energy, Inc.                              6,743  209,842
    Hawaiian Electric Industries, Inc.                     7,445  253,949
    IDACORP, Inc.                                          3,064  264,362
    MDU Resources Group, Inc.                             13,491  357,242
    MGE Energy, Inc.                                       3,252  194,470
    Middlesex Water Co.                                    1,938   72,985
#   National Fuel Gas Co.                                  5,754  320,786
    New Jersey Resources Corp.                             5,110  198,268
    NextEra Energy, Inc.                                   6,170  977,451
    NiSource, Inc.                                        10,542  260,177
    Northwest Natural Gas Co.                              3,289  188,624
    NorthWestern Corp.                                     5,251  285,339
    NRG Energy, Inc.                                      18,668  485,555
#   NRG Yield, Inc. Class A                                1,604   30,203
    NRG Yield, Inc. Class C                                6,103  115,347
    OGE Energy Corp.                                       5,000  161,000
    ONE Gas, Inc.                                          3,374  238,980
    Ormat Technologies, Inc.                               6,540  458,323
    Otter Tail Corp.                                       3,697  157,492
#   Pattern Energy Group, Inc. Class A                    10,579  218,139
    PG&E Corp.                                             5,726  242,954
    Pinnacle West Capital Corp.                            3,009  240,570
    PNM Resources, Inc.                                    8,242  314,020
    Portland General Electric Co.                          5,000  211,750
    PPL Corp.                                              8,059  256,840
    Public Service Enterprise Group, Inc.                  6,837  354,635
    RGC Resources, Inc.                                      150    3,660

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Utilities -- (Continued)
#            SCANA Corp.                                   2,829 $      114,971
#            Sempra Energy                                 3,132        335,187
             SJW Corp.                                     1,848        110,584
             South Jersey Industries, Inc.                 7,713        227,071
             Southern Co. (The)                           12,872        580,656
             Southwest Gas Holdings, Inc.                  2,701        198,740
#            Spark Energy, Inc. Class A                    1,000          9,900
#            Spire, Inc.                                   3,100        206,150
             UGI Corp.                                     5,579        255,351
             Unitil Corp.                                  1,532         67,730
             Vectren Corp.                                 5,126        310,789
*            Vistra Energy Corp.                           1,500         29,250
#            WEC Energy Group, Inc.                        4,476        287,807
             Westar Energy, Inc.                           5,593        288,934
             WGL Holdings, Inc.                            3,001        252,744
             Xcel Energy, Inc.                             8,217        375,024
             York Water Co. (The)                          1,162         36,777
                                                                 --------------
Total Utilities                                                      21,327,946
                                                                 --------------
TOTAL COMMON STOCKS                                               1,099,177,330
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights            2,300          7,751
(degrees)*   Media General, Inc. Contingent Value
               Rights                                     13,638          1,364
(degrees)#*  Safeway Casa Ley Contingent Value Rights     11,539         11,711
(degrees)*   Safeway PDC, LLC Contingent Value Rights     11,539              3
TOTAL RIGHTS/WARRANTS                                                    20,829
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,099,198,159
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250%    4,845,585      4,845,585
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@         DFA Short Term Investment Fund            5,924,923     68,557,284
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $798,702,097)^^              $1,172,601,028
                                                                 ==============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  183,442,500          --   --    $  183,442,500
   Consumer Staples                 56,892,174          --   --        56,892,174
   Energy                           81,848,493          --   --        81,848,493
   Financials                      222,095,849 $     3,710   --       222,099,559
   Health Care                      74,330,312          --   --        74,330,312
   Industrials                     151,507,289          --   --       151,507,289
   Information Technology          217,040,009          --   --       217,040,009
   Materials                        59,745,234          --   --        59,745,234
   Real Estate                       5,374,222          --   --         5,374,222
   Telecommunication Services       25,569,592          --   --        25,569,592
   Utilities                        21,327,946          --   --        21,327,946
Rights/Warrants                             --      20,829   --            20,829
Temporary Cash Investments           4,845,585          --   --         4,845,585
Securities Lending Collateral               --  68,557,284   --        68,557,284
                                -------------- -----------   --    --------------
TOTAL                           $1,104,019,205 $68,581,823   --    $1,172,601,028
                                ============== ===========   ==    ==============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ -----------
COMMON STOCKS -- (95.2%)

Consumer Discretionary -- (17.0%)
*   1-800-Flowers.com, Inc. Class A                        4,534 $    47,267
    A.H. Belo Corp. Class A                                  200         980
    Aaron's, Inc.                                         11,255     460,217
    Abercrombie & Fitch Co. Class A                       10,569     218,884
#   Adient P.L.C.                                          3,735     242,028
#   Advance Auto Parts, Inc.                               4,271     499,664
*   Amazon.com, Inc.                                      28,580  41,466,436
#   AMC Entertainment Holdings, Inc. Class A               7,693      98,470
#*  AMC Networks, Inc. Class A                             6,839     352,824
*   America's Car-Mart, Inc.                                 715      32,962
*   American Axle & Manufacturing Holdings, Inc.          10,524     185,749
    American Eagle Outfitters, Inc.                       30,818     554,724
#*  American Outdoor Brands Corp.                          7,290      86,970
    Aptiv P.L.C.                                          14,534   1,378,986
    Aramark                                               14,115     646,608
    Ark Restaurants Corp.                                    500      12,750
*   Asbury Automotive Group, Inc.                          3,896     283,044
#*  Ascena Retail Group, Inc.                             16,055      34,679
*   Ascent Capital Group, Inc. Class A                       595       5,611
#*  At Home Group, Inc.                                    4,235     134,165
#   Autoliv, Inc.                                          8,838   1,345,232
*   AutoNation, Inc.                                      15,342     923,895
#*  AutoZone, Inc.                                         1,381   1,057,073
*   AV Homes, Inc.                                         2,224      37,586
*   Ballantyne Strong, Inc.                                1,448       6,588
*   Barnes & Noble Education, Inc.                         6,482      43,105
    Barnes & Noble, Inc.                                  12,778      60,057
    Bassett Furniture Industries, Inc.                     1,000      33,950
#   Beasley Broadcast Group, Inc. Class A                  1,101      13,818
*   Beazer Homes USA, Inc.                                 6,286     116,542
    Bed Bath & Beyond, Inc.                               12,800     295,424
    Best Buy Co., Inc.                                    41,118   3,004,081
#   Big 5 Sporting Goods Corp.                             2,727      15,408
#   Big Lots, Inc.                                         4,463     271,261
*   Biglari Holdings, Inc.                                   112      46,221
    BJ's Restaurants, Inc.                                 1,890      71,347
    Bloomin' Brands, Inc.                                 11,210     246,956
#*  Bojangles', Inc.                                       4,011      49,135
#*  Boot Barn Holdings, Inc.                               1,500      26,295
    BorgWarner, Inc.                                      13,623     766,430
#   Brinker International, Inc.                            4,620     167,891
    Brunswick Corp.                                       12,254     769,306
    Buckle, Inc. (The)                                       733      14,697
*   Buffalo Wild Wings, Inc.                               1,076     168,932
*   Build-A-Bear Workshop, Inc.                            1,300      11,180
*   Burlington Stores, Inc.                                3,451     420,021
    Cable One, Inc.                                        1,315     928,429
    CalAtlantic Group, Inc.                               22,590   1,267,977
    Caleres, Inc.                                          4,938     146,362
    Callaway Golf Co.                                     17,312     255,698
*   Cambium Learning Group, Inc.                           3,100      21,762

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  CarMax, Inc.                                           19,582 $ 1,397,567
*   Carrols Restaurant Group, Inc.                          4,467      55,614
    Carter's, Inc.                                          8,553   1,028,926
    Cato Corp. (The) Class A                                2,771      32,919
*   Cavco Industries, Inc.                                  1,878     287,616
    CBS Corp. Class B                                      24,839   1,430,975
    CBS Corp. Class A                                         482      27,778
*   Century Casinos, Inc.                                   1,500      13,725
*   Century Communities, Inc.                               4,686     148,078
*   Charter Communications, Inc. Class A                   14,794   5,581,036
#   Cheesecake Factory, Inc. (The)                          4,899     240,982
*   Cherokee, Inc.                                          1,276       1,978
    Chico's FAS, Inc.                                      16,368     155,660
    Children's Place, Inc. (The)                            2,479     371,354
*   Chipotle Mexican Grill, Inc.                              607     197,129
*   Chuy's Holdings, Inc.                                   1,407      37,286
#   Cinemark Holdings, Inc.                                17,579     646,907
    Citi Trends, Inc.                                       2,012      47,302
*   Clarus Corp.                                            2,100      15,645
    Clear Channel Outdoor Holdings, Inc. Class A            6,385      30,967
    Collectors Universe, Inc.                                 906      25,114
    Columbia Sportswear Co.                                11,309     844,443
    Comcast Corp. Class A                                 367,347  15,623,268
#*  Conn's, Inc.                                              165       5,495
*   Cooper-Standard Holdings, Inc.                          1,318     164,210
    Cracker Barrel Old Country Store, Inc.                  2,393     422,317
*   Crocs, Inc.                                             3,787      51,162
    CSS Industries, Inc.                                      242       6,331
    Culp, Inc.                                                882      28,048
#*  Daily Journal Corp.                                       490     112,063
    Dana, Inc.                                             13,204     435,600
#*  Dave & Buster's Entertainment, Inc.                     4,837     227,339
*   Deckers Outdoor Corp.                                   4,504     386,038
*   Del Frisco's Restaurant Group, Inc.                     1,909      33,408
*   Del Taco Restaurants, Inc.                              3,674      46,550
*   Delphi Technologies P.L.C.                              4,844     267,534
*   Delta Apparel, Inc.                                       231       4,310
*   Denny's Corp.                                           6,766     101,422
#*  Destination XL Group, Inc.                              3,519       9,149
    Dick's Sporting Goods, Inc.                             8,196     257,846
#   Dillard's, Inc. Class A                                 3,924     265,105
#   DineEquity, Inc.                                        2,045     113,252
#*  Discovery Communications, Inc. Class A                 30,230     757,866
#*  Discovery Communications, Inc. Class C                 44,085   1,051,868
*   DISH Network Corp. Class A                             14,438     677,142
    Dollar General Corp.                                   21,042   2,169,851
*   Dollar Tree, Inc.                                      19,574   2,251,010
#   Domino's Pizza, Inc.                                    2,134     462,758
*   Dorman Products, Inc.                                   2,053     154,878
    DR Horton, Inc.                                        46,021   2,257,330
    Drive Shack, Inc.                                      10,475      54,261
#   DSW, Inc. Class A                                      12,830     256,985
#   Dunkin' Brands Group, Inc.                             14,723     951,842

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   El Pollo Loco Holdings, Inc.                            1,700 $    17,085
#*  Eldorado Resorts, Inc.                                  3,223     111,355
    Entercom Communications Corp. Class A                  12,310     136,025
    Entravision Communications Corp. Class A               13,516      93,936
    Escalade, Inc.                                          1,044      13,415
    Ethan Allen Interiors, Inc.                             3,084      76,637
*   EW Scripps Co. (The) Class A                           13,731     219,833
    Expedia, Inc.                                           5,053     646,835
*   Express, Inc.                                          14,324      99,982
#*  Fiesta Restaurant Group, Inc.                           2,341      44,947
    Finish Line, Inc. (The) Class A                         4,376      49,580
#*  Five Below, Inc.                                        8,433     547,555
    Flexsteel Industries, Inc.                                561      24,168
    Foot Locker, Inc.                                      17,541     862,140
    Ford Motor Co.                                        207,267   2,273,719
#*  Fossil Group, Inc.                                      6,182      49,209
*   Fox Factory Holding Corp.                               3,872     148,491
*   Francesca's Holdings Corp.                              5,663      33,015
#   Fred's, Inc. Class A                                    4,728      15,650
*   FTD Cos., Inc.                                          3,046      17,850
*   G-III Apparel Group, Ltd.                               8,223     307,129
#   GameStop Corp. Class A                                 18,630     313,170
    Gannett Co., Inc.                                      19,028     224,530
    Gap, Inc. (The)                                        50,033   1,663,097
#   Garmin, Ltd.                                           12,115     762,518
    General Motors Co.                                     49,214   2,087,166
*   Genesco, Inc.                                           2,582      89,983
    Gentex Corp.                                           26,758     633,629
*   Gentherm, Inc.                                          2,442      78,144
    Genuine Parts Co.                                      12,468   1,297,545
#*  Global Eagle Entertainment, Inc.                        2,295       6,633
*   Gray Television, Inc.                                  18,195     297,488
*   Green Brick Partners, Inc.                              1,323      14,818
    Group 1 Automotive, Inc.                                2,300     180,435
#*  Groupon, Inc.                                         106,110     561,322
#   Guess?, Inc.                                           13,348     245,203
#*  Habit Restaurants, Inc. (The) Class A                   3,908      34,195
#   Hanesbrands, Inc.                                      16,792     364,722
#   Harley-Davidson, Inc.                                  17,210     833,997
#   Hasbro, Inc.                                           12,883   1,218,345
    Haverty Furniture Cos., Inc.                            2,689      59,965
*   Helen of Troy, Ltd.                                     2,970     276,655
#*  Hemisphere Media Group, Inc.                            1,000      10,700
#*  Hibbett Sports, Inc.                                    2,559      57,833
    Home Depot, Inc. (The)                                 64,370  12,931,933
    Hooker Furniture Corp.                                  1,134      42,128
*   Horizon Global Corp.                                    1,167       9,861
#*  Hovnanian Enterprises, Inc. Class A                    14,200      28,826
*   Hyatt Hotels Corp. Class A                              3,449     280,404
#*  Iconix Brand Group, Inc.                                7,099       8,874
*   IMAX Corp.                                              7,797     154,770
*   Installed Building Products, Inc.                       6,686     481,058
    International Game Technology P.L.C.                   14,669     426,428

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
#   Interpublic Group of Cos., Inc. (The)                 57,504 $1,258,763
#*  iRobot Corp.                                           2,559    227,111
*   J Alexander's Holdings, Inc.                             942      9,090
    Jack in the Box, Inc.                                  2,744    249,677
#*  JC Penney Co., Inc.                                   25,567     94,854
    John Wiley & Sons, Inc. Class A                        6,950    440,630
    John Wiley & Sons, Inc. Class B                          200     12,800
    Johnson Outdoors, Inc. Class A                           569     34,294
#   KB Home                                               20,227    637,555
*   Kirkland's, Inc.                                       1,705     18,090
    Kohl's Corp.                                          14,102    913,387
#   L Brands, Inc.                                        13,309    666,648
    La-Z-Boy, Inc.                                         5,675    171,101
*   Lakeland Industries, Inc.                              1,175     16,568
    Las Vegas Sands Corp.                                  5,786    448,531
    LCI Industries                                         3,890    428,872
    Lear Corp.                                             8,005  1,546,086
#   Lennar Corp. Class A                                  19,297  1,209,150
    Lennar Corp. Class B                                   1,966     99,558
*   Liberty Broadband Corp. Class A                        1,772    167,702
*   Liberty Broadband Corp. Class C                       10,330    987,031
*   Liberty Expedia Holdings, Inc. Class A                 1,286     60,301
*   Liberty Interactive Corp., QVC Group Class A          49,325  1,385,539
*   Liberty Media Corp.-Liberty Braves Class A               527     12,437
#*  Liberty Media Corp.-Liberty Braves Class C             1,166     27,413
*   Liberty Media Corp.-Liberty Formula One Class A        1,318     47,026
#*  Liberty Media Corp.-Liberty Formula One Class C        2,915    109,866
*   Liberty Media Corp.-Liberty SiriusXM Class A           5,275    237,428
*   Liberty Media Corp.-Liberty SiriusXM Class C          11,661    522,529
    Liberty Tax, Inc.                                      1,115     11,485
*   Liberty TripAdvisor Holdings, Inc. Class A             7,801     68,649
*   Liberty Ventures Series A                              6,327    372,850
    Lifetime Brands, Inc.                                  1,200     20,940
*   Lincoln Educational Services Corp.                     4,082      7,633
#*  Lions Gate Entertainment Corp. Class A                 8,624    291,836
#*  Lions Gate Entertainment Corp. Class B                15,238    487,616
#   Lithia Motors, Inc. Class A                            4,989    623,425
*   Live Nation Entertainment, Inc.                       22,405  1,009,569
*   LKQ Corp.                                             28,516  1,198,527
    Lowe's Cos., Inc.                                     44,778  4,689,600
*   Lululemon Athletica, Inc.                             12,772    998,898
*   M/I Homes, Inc.                                        4,720    152,645
#   Macy's, Inc.                                          46,966  1,218,768
*   Madison Square Garden Co. (The) Class A                2,033    438,803
*   Malibu Boats, Inc. Class A                             1,300     43,238
    Marine Products Corp.                                  1,421     20,747
*   MarineMax, Inc.                                        7,469    171,414
#   Mattel, Inc.                                          22,799    361,136
    McDonald's Corp.                                      19,433  3,325,764
    MDC Holdings, Inc.                                    12,156    409,779
#   Meredith Corp.                                         5,254    347,500
*   Meritage Homes Corp.                                   7,013    332,767
    MGM Resorts International                              8,144    296,849

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
*   Michael Kors Holdings, Ltd.                           12,863 $  848,958
*   Michaels Cos., Inc. (The)                             23,636    635,099
*   Modine Manufacturing Co.                               3,297     76,985
#   Monro, Inc.                                            3,195    180,517
#*  Motorcar Parts of America, Inc.                        1,259     34,270
    Movado Group, Inc.                                     2,805     85,833
*   MSG Networks, Inc. Class A                             7,253    174,072
#*  Murphy USA, Inc.                                       5,826    497,016
    Nathan's Famous, Inc.                                    200     14,280
#   National American University Holdings, Inc.            2,507      2,933
    National CineMedia, Inc.                               8,869     59,422
*   Nautilus, Inc.                                         3,718     47,776
*   Netflix, Inc.                                         16,176  4,372,373
*   New Home Co., Inc. (The)                                 994     11,779
    New Media Investment Group, Inc.                       5,943    100,437
#*  New York & Co., Inc.                                   4,752     14,826
    New York Times Co. (The) Class A                      25,000    581,250
    Newell Brands, Inc.                                    7,440    196,714
    News Corp. Class A                                    24,278    415,397
    News Corp. Class B                                    15,270    266,461
#   Nexstar Media Group, Inc. Class A                     12,900    968,790
#   Nordstrom, Inc.                                       11,382    561,246
    Nutrisystem, Inc.                                      3,326    143,849
*   NVR, Inc.                                                398  1,264,912
*   O'Reilly Automotive, Inc.                              4,312  1,141,343
    Office Depot, Inc.                                    69,046    224,399
*   Ollie's Bargain Outlet Holdings, Inc.                  4,828    268,195
#   Omnicom Group, Inc.                                   25,573  1,960,170
*   Overstock.com, Inc.                                    3,993    274,319
    Oxford Industries, Inc.                                2,924    230,411
#   Papa John's International, Inc.                        3,147    204,209
#*  Party City Holdco, Inc.                                9,088    131,776
    Peak Resorts, Inc.                                     1,900     10,640
*   Penn National Gaming, Inc.                             6,814    217,435
    Penske Automotive Group, Inc.                         12,880    672,207
*   Perry Ellis International, Inc.                        1,100     26,378
#   PetMed Express, Inc.                                   3,207    144,956
    Pier 1 Imports, Inc.                                   9,693     32,181
*   Planet Fitness, Inc. Class A                          10,473    353,568
#   Polaris Industries, Inc.                               9,375  1,059,469
    Pool Corp.                                             3,901    527,571
*   Potbelly Corp.                                         1,810     21,901
*   Priceline Group, Inc. (The)                            1,943  3,715,113
    PulteGroup, Inc.                                      34,969  1,113,063
    PVH Corp.                                              6,166    956,223
    Ralph Lauren Corp.                                     4,776    545,945
    RCI Hospitality Holdings, Inc.                           288      8,461
*   Reading International, Inc. Class A                    1,600     26,384
*   Red Lion Hotels Corp.                                  1,771     18,507
#*  Red Robin Gourmet Burgers, Inc.                        1,171     61,653
#   Regal Entertainment Group Class A                     13,012    297,715
#   Rent-A-Center, Inc.                                    4,988     54,020
    Ross Stores, Inc.                                     21,062  1,735,298

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    Ruth's Hospitality Group, Inc.                         4,263 $  101,033
    Saga Communications, Inc. Class A                        369     14,612
    Salem Media Group, Inc.                                1,000      4,650
#*  Sally Beauty Holdings, Inc.                           11,257    186,979
    Scholastic Corp.                                       4,418    169,740
*   Scientific Games Corp. Class A                         5,334    248,831
    Scripps Networks Interactive, Inc. Class A            13,906  1,223,589
#*  Sequential Brands Group, Inc.                          2,082      3,373
*   ServiceMaster Global Holdings, Inc.                   21,211  1,118,244
#*  Shake Shack, Inc. Class A                                928     40,563
*   Shiloh Industries, Inc.                                1,200      8,940
#   Shoe Carnival, Inc.                                    2,176     49,722
#*  Shutterfly, Inc.                                       3,565    242,955
#   Signet Jewelers, Ltd.                                 10,061    532,227
    Sinclair Broadcast Group, Inc. Class A                19,131    709,760
#   Sirius XM Holdings, Inc.                              66,229    404,659
#   Six Flags Entertainment Corp.                          4,957    334,895
*   Skechers U.S.A., Inc. Class A                         15,176    625,099
*   Sleep Number Corp.                                     5,045    189,894
    Sonic Automotive, Inc. Class A                         1,600     34,480
#   Sonic Corp.                                            3,600     93,024
*   Sotheby's                                              5,037    265,752
    Speedway Motorsports, Inc.                             2,775     57,581
    Standard Motor Products, Inc.                          1,900     91,010
    Starbucks Corp.                                       45,283  2,572,527
#   Stein Mart, Inc.                                       5,735      3,900
*   Steven Madden, Ltd.                                    8,860    409,332
*   Stoneridge, Inc.                                       2,300     55,982
    Sturm Ruger & Co., Inc.                                2,289    121,203
    Superior Uniform Group, Inc.                             923     21,746
    Tailored Brands, Inc.                                  4,047     97,897
*   Tandy Leather Factory, Inc.                            1,562     11,481
    Tapestry, Inc.                                        25,161  1,183,573
    Target Corp.                                          40,271  3,029,185
*   Taylor Morrison Home Corp. Class A                    16,866    428,902
    TEGNA, Inc.                                           44,398    642,439
#*  Tempur Sealy International, Inc.                       6,815    406,447
    Tenneco, Inc.                                          4,755    275,838
#*  Tesla, Inc.                                            2,387    845,738
    Texas Roadhouse, Inc.                                  7,283    427,658
    Thor Industries, Inc.                                  6,707    916,579
    Tiffany & Co.                                         10,207  1,088,577
    Tile Shop Holdings, Inc.                               5,547     51,864
    Tilly's, Inc. Class A                                    804     11,996
    Time Warner, Inc.                                     48,537  4,628,003
    TJX Cos., Inc. (The)                                  32,898  2,642,367
    Toll Brothers, Inc.                                   16,521    769,548
*   TopBuild Corp.                                         3,356    256,868
    Tower International, Inc.                              2,042     61,668
*   Townsquare Media, Inc. Class A                         1,134      8,505
    Tractor Supply Co.                                     7,303    556,854
*   Trans World Entertainment Corp.                        1,000      1,750
#*  TRI Pointe Group, Inc.                                29,811    486,217

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
    Tribune Media Co. Class A                               5,261 $    224,066
#*  TripAdvisor, Inc.                                      11,664      404,391
*   tronc, Inc.                                             4,586       93,554
#*  Tuesday Morning Corp.                                   4,976       14,430
    Tupperware Brands Corp.                                 4,408      254,606
    Twenty-First Century Fox, Inc. Class A                101,283    3,737,343
    Twenty-First Century Fox, Inc. Class B                 44,833    1,635,956
#*  Ulta Salon Cosmetics & Fragrance, Inc.                  4,537    1,007,668
#*  Under Armour, Inc. Class A                             14,536      201,469
#*  Under Armour, Inc. Class C                             20,208      259,673
*   Unifi, Inc.                                             2,214       78,841
    Unique Fabricating, Inc.                                  842        6,568
*   Universal Electronics, Inc.                             1,355       62,466
*   Universal Technical Institute, Inc.                     2,800        7,784
*   Urban Outfitters, Inc.                                 13,676      466,488
*   US Auto Parts Network, Inc.                             3,173        7,774
    Vail Resorts, Inc.                                      1,187      259,431
*   Vera Bradley, Inc.                                      4,500       41,805
    VF Corp.                                               18,421    1,494,680
#   Viacom, Inc. Class A                                    2,977      115,954
    Viacom, Inc. Class B                                   51,396    1,717,654
*   Vista Outdoor, Inc.                                     5,989       90,733
*   Visteon Corp.                                           5,028      654,042
*   Vitamin Shoppe, Inc.                                    1,139        4,841
*   VOXX International Corp.                                2,400       14,280
    Walt Disney Co. (The)                                  65,247    7,090,391
#*  Wayfair, Inc. Class A                                   3,197      294,156
    Wendy's Co. (The)                                      31,852      515,365
    Weyco Group, Inc.                                       1,334       41,327
    Whirlpool Corp.                                         7,600    1,378,792
*   William Lyon Homes Class A                              4,817      130,782
#   Williams-Sonoma, Inc.                                  15,034      770,192
    Wingstop, Inc.                                          4,347      210,221
    Winmark Corp.                                             415       55,610
    Winnebago Industries, Inc.                              3,145      142,940
    Wolverine World Wide, Inc.                             13,457      441,793
    World Wrestling Entertainment, Inc. Class A             3,331      117,751
    Wyndham Worldwide Corp.                                 4,101      509,057
#   Wynn Resorts, Ltd.                                      7,781    1,288,456
*   ZAGG, Inc.                                              2,300       38,410
#*  Zoe's Kitchen, Inc.                                       968       14,249
*   Zumiez, Inc.                                            3,334       69,181
                                                                  ------------
Total Consumer Discretionary                                       244,296,453
                                                                  ------------
Consumer Staples -- (6.1%)
    Alico, Inc.                                               390       10,491
    Andersons, Inc. (The)                                   6,689      228,095
*   Avon Products, Inc.                                    65,731      160,384
#   B&G Foods, Inc.                                         4,822      159,126
#*  Blue Buffalo Pet Products, Inc.                        18,573      631,111
#*  Boston Beer Co., Inc. (The) Class A                       940      178,459
    Brown-Forman Corp. Class A                              5,088      351,072

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Staples -- (Continued)
    Brown-Forman Corp. Class B                            15,844 $1,097,989
#   Calavo Growers, Inc.                                   1,114     96,918
#   Campbell Soup Co.                                      8,458    393,720
#   Casey's General Stores, Inc.                           5,989    725,328
*   Central Garden & Pet Co.                                 983     38,524
*   Central Garden & Pet Co. Class A                       5,818    219,455
#*  Chefs' Warehouse, Inc. (The)                           4,200     85,470
    Church & Dwight Co., Inc.                             16,279    795,229
    Clorox Co. (The)                                       9,517  1,348,464
    Coca-Cola Bottling Co. Consolidated                    1,553    314,514
    Coca-Cola Co. (The)                                   96,697  4,601,810
    Colgate-Palmolive Co.                                 32,069  2,380,803
    Constellation Brands, Inc. Class A                     7,522  1,650,853
    Costco Wholesale Corp.                                31,765  6,190,046
#   Coty, Inc. Class A                                    68,602  1,345,285
*   Craft Brew Alliance, Inc.                              1,900     36,765
    CVS Health Corp.                                      81,534  6,415,910
*   Darling Ingredients, Inc.                             13,000    241,020
    Dr Pepper Snapple Group, Inc.                         13,729  1,638,556
    Energizer Holdings, Inc.                               7,056    410,800
    Estee Lauder Cos., Inc. (The) Class A                 17,054  2,301,608
*   Farmer Brothers Co.                                      936     29,578
#   Flowers Foods, Inc.                                   17,063    334,605
#   General Mills, Inc.                                   30,919  1,808,452
*   Hain Celestial Group, Inc. (The)                      11,454    436,856
#*  Herbalife, Ltd.                                       10,500    871,395
#*  Hostess Brands, Inc.                                   3,071     42,380
*   HRG Group, Inc.                                       33,215    606,174
    Ingles Markets, Inc. Class A                           1,743     58,565
    Inter Parfums, Inc.                                    5,710    260,376
    J&J Snack Foods Corp.                                  1,094    151,453
    JM Smucker Co. (The)                                   8,894  1,128,560
    John B. Sanfilippo & Son, Inc.                           549     34,378
    Kraft Heinz Co. (The)                                 22,222  1,741,983
    Kroger Co. (The)                                      79,778  2,422,060
    Lamb Weston Holdings, Inc.                             7,382    432,585
    Lancaster Colony Corp.                                 2,999    385,072
*   Landec Corp.                                           1,591     20,922
*   Lifeway Foods, Inc.                                    1,074      8,528
    Limoneira Co.                                          1,038     22,369
    McCormick & Co., Inc.                                    200     21,812
#   McCormick & Co., Inc. Non-Voting                      10,687  1,162,425
    Medifast, Inc.                                         2,326    159,819
    Molson Coors Brewing Co. Class B                      26,411  2,219,052
*   Monster Beverage Corp.                                15,782  1,076,806
#   National Beverage Corp.                                2,397    264,797
*   Natural Alternatives International, Inc.               1,014     11,306
#*  Natural Grocers by Vitamin Cottage, Inc.               2,440     20,984
    Natural Health Trends Corp.                              187      3,014
    Nature's Sunshine Products, Inc.                         500      6,050
    Nu Skin Enterprises, Inc. Class A                     11,419    820,341
    Oil-Dri Corp. of America                                 489     19,017
#   Orchids Paper Products Co.                             1,044     15,723

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Consumer Staples -- (Continued)
    PepsiCo, Inc.                                         74,942 $ 9,015,523
*   Performance Food Group Co.                            19,850     681,848
    Pinnacle Foods, Inc.                                   9,594     594,252
#*  Post Holdings, Inc.                                    6,021     455,609
#   PriceSmart, Inc.                                       3,121     265,909
*   Primo Water Corp.                                      2,291      29,714
    Procter & Gamble Co. (The)                            75,497   6,518,411
#*  Revlon, Inc. Class A                                   6,086     124,763
#*  Rite Aid Corp.                                        18,583      40,511
    Rocky Mountain Chocolate Factory, Inc.                   960      11,894
#*  S&W Seed Co.                                           2,831      12,032
    Seaboard Corp.                                            19      82,384
*   Seneca Foods Corp. Class A                               504      15,901
#*  Smart & Final Stores, Inc.                             6,195      58,233
    Snyder's-Lance, Inc.                                   5,197     259,746
    SpartanNash Co.                                        4,418     107,667
#   Spectrum Brands Holdings, Inc.                         2,635     312,142
*   Sprouts Farmers Market, Inc.                          18,922     528,491
#*  SUPERVALU, Inc.                                        4,743      75,129
    Sysco Corp.                                           31,127   1,956,954
#   Tootsie Roll Industries, Inc.                          1,471      52,662
#*  TreeHouse Foods, Inc.                                  2,815     132,755
*   United Natural Foods, Inc.                             8,413     400,459
    United-Guardian, Inc.                                  1,797      34,053
*   US Foods Holding Corp.                                29,920     961,330
*   USANA Health Sciences, Inc.                            4,982     371,906
    Village Super Market, Inc. Class A                     1,201      28,199
    Wal-Mart Stores, Inc.                                 94,254  10,047,476
    Walgreens Boots Alliance, Inc.                        48,689   3,664,334
    Weis Markets, Inc.                                     3,047     121,149
*   Willamette Valley Vineyards, Inc.                        500       4,025
                                                                 -----------
Total Consumer Staples                                            87,610,703
                                                                 -----------
Energy -- (2.3%)
    Adams Resources & Energy, Inc.                           101       4,495
    Andeavor                                              21,638   2,340,366
    Archrock, Inc.                                        18,580     172,794
*   Ardmore Shipping Corp.                                 1,581      11,225
    Baker Hughes a GE Co.                                 23,678     761,248
#   Bristow Group, Inc.                                    5,575      85,911
#*  Centennial Resource Development, Inc. Class A         14,308     292,026
    Cheniere Energy Partners L.P. Holdings LLC             2,000      56,940
#*  Cheniere Energy, Inc.                                 12,520     708,131
*   Clean Energy Fuels Corp.                               9,924      15,581
*   Contango Oil & Gas Co.                                   870       3,567
#   Core Laboratories NV                                   8,089     924,573
    CVR Energy, Inc.                                       5,536     198,133
*   Dawson Geophysical Co.                                 2,475      15,790
    Delek US Holdings, Inc.                               17,476     609,738
    DHT Holdings, Inc.                                     1,736       6,007
#*  Diamond Offshore Drilling, Inc.                       12,360     218,525
#*  Diamondback Energy, Inc.                               2,389     299,819

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Energy -- (Continued)
*   Dorian LPG, Ltd.                                       1,709 $   13,057
*   Dril-Quip, Inc.                                        8,029    414,698
    EnLink Midstream LLC                                  23,417    435,556
#   Ensco P.L.C. Class A                                  54,886    323,827
*   Era Group, Inc.                                        2,030     20,564
    Evolution Petroleum Corp.                              2,234     17,090
*   Exterran Corp.                                         7,674    221,625
#*  Forum Energy Technologies, Inc.                       16,013    270,620
    Frank's International NV                              10,926     75,608
*   Geospace Technologies Corp.                              400      5,504
#   Green Plains, Inc.                                     5,254     91,945
    Gulf Island Fabrication, Inc.                          1,300     16,770
*   Helix Energy Solutions Group, Inc.                    34,484    259,665
#   Helmerich & Payne, Inc.                               13,464    969,812
    HollyFrontier Corp.                                   25,158  1,206,578
*   Independence Contract Drilling, Inc.                     700      3,220
    Marathon Petroleum Corp.                              28,457  1,971,216
*   Matrix Service Co.                                     7,677    137,418
*   McDermott International, Inc.                         75,204    660,291
#   Nabors Industries, Ltd.                               36,146    283,385
    National Oilwell Varco, Inc.                          30,534  1,119,987
*   Natural Gas Services Group, Inc.                       2,367     65,211
*   Newpark Resources, Inc.                               13,568    123,469
#*  Noble Corp. P.L.C.                                    30,372    142,445
#   Nordic American Offshore, Ltd.                             2          2
#   Nordic American Tankers, Ltd.                             60        139
    Oceaneering International, Inc.                       20,259    418,956
*   Oil States International, Inc.                         7,582    242,624
    ONEOK, Inc.                                           27,897  1,642,017
*   Overseas Shipholding Group, Inc. Class A               8,155     17,207
*   Pacific Ethanol, Inc.                                  2,589     10,874
    Panhandle Oil and Gas, Inc. Class A                    1,703     34,656
*   Par Pacific Holdings, Inc.                             2,193     39,978
*   Parker Drilling Co.                                   13,200     15,048
    Patterson-UTI Energy, Inc.                            28,448    671,942
    PBF Energy, Inc. Class A                              21,176    684,620
    Phillips 66                                           18,594  1,904,026
*   Pioneer Energy Services Corp.                          6,317     20,530
#*  Renewable Energy Group, Inc.                           6,490     69,443
*   REX American Resources Corp.                             900     73,485
*   RigNet, Inc.                                           1,879     31,003
*   Ring Energy, Inc.                                      2,296     31,685
#*  Rowan Cos. P.L.C. Class A                             24,017    353,530
#   RPC, Inc.                                             36,702    741,380
    Schlumberger, Ltd.                                    59,394  4,370,211
    Scorpio Tankers, Inc.                                 22,965     61,087
*   SEACOR Holdings, Inc.                                  2,925    136,246
*   SEACOR Marine Holdings, Inc.                           2,940     43,982
#   SemGroup Corp. Class A                                 8,706    249,427
    Ship Finance International, Ltd.                       2,689     41,142
#*  Superior Energy Services, Inc.                        29,418    307,418
#   Targa Resources Corp.                                  7,496    359,808
    TechnipFMC P.L.C.                                     29,684    963,543

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Energy -- (Continued)
#   Teekay Tankers, Ltd. Class A                           8,061 $    10,237
*   TETRA Technologies, Inc.                              10,854      41,679
#*  Transocean, Ltd.                                      52,167     562,882
#   US Silica Holdings, Inc.                               4,144     137,954
    Valero Energy Corp.                                   23,959   2,299,345
#*  Weatherford International P.L.C.                      62,357     245,687
*   Willbros Group, Inc.                                   3,895       4,323
    World Fuel Services Corp.                              4,112     114,684
                                                                 -----------
Total Energy                                                      32,527,230
                                                                 -----------
Financials -- (16.5%)
*   1347 Property Insurance Holdings, Inc.                 1,900      12,920
    1st Constitution Bancorp                               1,118      21,633
    1st Source Corp.                                       3,408     178,204
    A-Mark Precious Metals, Inc.                             800      10,792
    Access National Corp.                                  2,211      64,230
    ACNB Corp.                                               674      20,389
    Affiliated Managers Group, Inc.                        5,662   1,130,305
    Aflac, Inc.                                           26,332   2,322,482
*   Alleghany Corp.                                        1,084     680,427
*   Allegiance Bancshares, Inc.                            1,231      49,732
    Allstate Corp. (The)                                  18,252   1,802,750
    Ally Financial, Inc.                                  75,860   2,258,352
*   Ambac Financial Group, Inc.                            4,904      79,445
    American Equity Investment Life Holding Co.           19,432     641,256
    American Express Co.                                  44,013   4,374,892
    American Financial Group, Inc.                         9,145   1,036,494
    American International Group, Inc.                    60,123   3,843,062
    American National Bankshares, Inc.                     1,300      48,620
    American National Insurance Co.                        2,680     338,725
    American River Bankshares                                700      10,556
    Ameriprise Financial, Inc.                            11,103   1,873,076
    Ameris Bancorp                                         3,724     199,420
    AMERISAFE, Inc.                                        2,556     155,277
    AmeriServ Financial, Inc.                              3,000      12,300
#   Amtrust Financial Services, Inc.                      25,092     336,735
*   Anchor Bancorp, Inc.                                     343       8,541
    Aon P.L.C.                                            16,641   2,365,851
*   Arch Capital Group, Ltd.                               7,852     714,061
    Argo Group International Holdings, Ltd.                4,195     257,153
    Arrow Financial Corp.                                  1,658      54,382
    Arthur J Gallagher & Co.                              20,201   1,380,132
    Artisan Partners Asset Management, Inc. Class A        9,341     365,700
    Aspen Insurance Holdings, Ltd.                         7,731     288,753
    Associated Banc-Corp                                  18,408     455,598
    Assurant, Inc.                                         8,393     767,792
    Assured Guaranty, Ltd.                                22,873     814,050
*   Asta Funding, Inc.                                        35         247
*   Atlantic Capital Bancshares, Inc.                      2,903      51,819
*   Atlantic Coast Financial Corp.                         1,382      14,345
*   Atlas Financial Holdings, Inc.                         1,019      20,431
    Auburn National Bancorporation, Inc.                     400      15,040

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.                            11,908 $  601,711
    Baldwin & Lyons, Inc. Class A                           1,036     23,859
    Baldwin & Lyons, Inc. Class B                           1,722     39,606
#   Banc of California, Inc.                                4,926     97,042
    BancFirst Corp.                                         3,770    210,178
#   Bancorp of New Jersey, Inc.                               806     14,387
*   Bancorp, Inc. (The)                                    10,582    111,852
    BancorpSouth Bank                                       9,817    329,360
    Bank Mutual Corp.                                       6,374     66,290
    Bank of America Corp.                                 252,605  8,083,360
    Bank of Commerce Holdings                               1,070     12,412
#   Bank of Hawaii Corp.                                    5,468    457,508
    Bank of Marin Bancorp                                     819     56,265
    Bank of New York Mellon Corp. (The)                    25,669  1,455,432
    Bank of NT Butterfield & Son, Ltd. (The)                3,917    157,424
    Bank of South Carolina Corp.                              500      9,625
#   Bank of the Ozarks, Inc.                               16,023    800,349
    BankFinancial Corp.                                     1,550     24,614
    BankUnited, Inc.                                       11,816    484,929
    Bankwell Financial Group, Inc.                            459     15,331
    Banner Corp.                                            4,848    263,440
    Bar Harbor Bankshares                                   1,356     38,009
*   Bay Bancorp, Inc.                                       1,754     22,188
    BB&T Corp.                                             19,001  1,048,665
    BCB Bancorp, Inc.                                       1,421     21,528
    Bear State Financial, Inc.                              1,200     12,312
    Beneficial Bancorp, Inc.                                9,276    150,735
    Berkshire Hills Bancorp, Inc.                           7,947    301,589
    BGC Partners, Inc. Class A                             42,616    609,835
    BlackRock, Inc.                                         5,108  2,869,674
    Blue Hills Bancorp, Inc.                                3,576     69,017
#*  BofI Holding, Inc.                                      3,360    120,859
    BOK Financial Corp.                                     5,928    573,178
    Boston Private Financial Holdings, Inc.                16,548    254,839
    Bridge Bancorp, Inc.                                    1,706     58,516
*   Brighthouse Financial, Inc.                             5,097    327,533
    Brookline Bancorp, Inc.                                 9,865    157,840
    Brown & Brown, Inc.                                    21,376  1,121,812
    Bryn Mawr Bank Corp.                                    2,102     94,380
*   BSB Bancorp, Inc.                                         528     16,157
    C&F Financial Corp.                                       202     11,060
    Camden National Corp.                                   1,950     82,797
*   Cannae Holdings, Inc.                                  11,601    201,973
    Capital City Bank Group, Inc.                           2,327     57,081
    Capital One Financial Corp.                            21,977  2,284,729
    Capitol Federal Financial, Inc.                        18,190    237,925
    Carolina Financial Corp.                                1,926     79,428
    Cathay General Bancorp                                  9,429    412,424
    Cboe Global Markets, Inc.                               3,757    504,903
    CenterState Banks Corp.                                10,400    270,296
*   Central Federal Corp.                                   5,714     14,628
    Central Pacific Financial Corp.                         3,622    107,103
    Central Valley Community Bancorp                        1,512     29,318

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Century Bancorp, Inc. Class A                             255 $   20,438
    Charles Schwab Corp. (The)                             28,455  1,517,790
    Charter Financial Corp.                                 2,310     44,421
    Chemical Financial Corp.                                8,173    477,385
    Chemung Financial Corp.                                   900     40,203
    Chubb, Ltd.                                            21,915  3,422,027
    Cincinnati Financial Corp.                              8,295    637,885
#   CIT Group, Inc.                                        11,896    603,008
    Citigroup, Inc.                                       113,116  8,877,344
    Citizens & Northern Corp.                               1,544     36,747
    Citizens Community Bancorp, Inc.                          800     10,888
    Citizens Financial Group, Inc.                         27,014  1,239,943
    Citizens First Corp.                                      530     13,038
#*  Citizens, Inc.                                          4,745     37,628
#   City Holding Co.                                        1,696    116,685
    Clifton Bancorp, Inc.                                   2,650     43,275
    CME Group, Inc.                                         6,548  1,004,987
    CNB Financial Corp.                                     2,020     54,399
    CNO Financial Group, Inc.                               7,390    181,720
*   Coastway Bancorp, Inc.                                    622     13,466
    CoBiz Financial, Inc.                                   4,711     94,503
    Codorus Valley Bancorp, Inc.                              771     21,087
#   Cohen & Steers, Inc.                                    9,241    376,756
    Colony Bankcorp, Inc.                                     989     14,192
    Columbia Banking System, Inc.                           9,077    391,037
    Commerce Bancshares, Inc.                              14,891    871,272
#   Community Bank System, Inc.                             7,843    418,032
*   Community Bankers Trust Corp.                           1,900     15,675
#   Community Financial Corp. (The)                            92      3,389
    Community Trust Bancorp, Inc.                           2,070     97,911
    Community West Bancshares                               1,400     16,660
    ConnectOne Bancorp, Inc.                                3,631    105,844
*   Consumer Portfolio Services, Inc.                       2,632     11,791
#*  Cowen, Inc.                                             6,629     85,846
    Crawford & Co. Class A                                  2,485     21,222
    Crawford & Co. Class B                                  3,005     28,337
#*  Credit Acceptance Corp.                                 2,568    846,695
#   Cullen/Frost Bankers, Inc.                              7,065    751,787
*   Customers Bancorp, Inc.                                 3,572    109,482
#   CVB Financial Corp.                                    12,442    291,143
    Diamond Hill Investment Group, Inc.                       552    116,119
    Dime Community Bancshares, Inc.                         9,366    177,954
    Discover Financial Services                            23,399  1,867,240
    DNB Financial Corp.                                       100      3,405
    Donegal Group, Inc. Class A                             3,292     57,775
*   Donnelley Financial Solutions, Inc.                     8,339    178,872
*   E*TRADE Financial Corp.                                20,275  1,068,492
*   Eagle Bancorp, Inc.                                     4,755    299,565
    East West Bancorp, Inc.                                11,139    734,171
    Eaton Vance Corp.                                      17,817  1,029,823
*   eHealth, Inc.                                           1,842     32,272
    EMC Insurance Group, Inc.                               3,133     88,507
    Employers Holdings, Inc.                                5,715    242,316

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
#*  Encore Capital Group, Inc.                             3,401 $  140,971
*   Enova International, Inc.                              4,918     88,032
*   Enstar Group, Ltd.                                     2,488    516,509
*   Entegra Financial Corp.                                1,100     31,020
    Enterprise Bancorp, Inc.                                 881     29,558
    Enterprise Financial Services Corp.                    5,162    251,131
*   Equity Bancshares, Inc. Class A                          500     18,005
    Erie Indemnity Co. Class A                             4,873    578,717
    ESSA Bancorp, Inc.                                     1,868     30,075
*   Essent Group, Ltd.                                    18,728    871,227
    Evans Bancorp, Inc.                                      394     16,844
    Evercore, Inc. Class A                                10,113  1,016,862
    Everest Re Group, Ltd.                                 3,583    823,373
*   Ezcorp, Inc. Class A                                   7,270     85,786
    FactSet Research Systems, Inc.                         2,107    422,854
    Farmers Capital Bank Corp.                               938     36,863
    Farmers National Banc Corp.                            1,526     22,280
*   FB Financial Corp.                                     2,626    111,027
    FBL Financial Group, Inc. Class A                      6,008    418,157
*   FCB Financial Holdings, Inc. Class A                   5,378    294,714
    Federal Agricultural Mortgage Corp. Class C            1,438    115,400
#   Federated Investors, Inc. Class B                     22,493    780,057
    Federated National Holding Co.                         1,868     27,702
    Fidelity Southern Corp.                                3,584     85,873
    Fifth Third Bancorp                                   29,289    969,466
    Financial Engines, Inc.                                6,725    191,326
    Financial Institutions, Inc.                           3,311    103,138
    First American Financial Corp.                        22,012  1,300,249
*   First BanCorp(2296926)                                20,613    123,678
    First Bancorp(2351494)                                 4,118    149,895
    First Bancorp, Inc.                                    1,624     45,716
    First Bancshares, Inc. (The)                             400     12,860
    First Busey Corp.                                      7,312    226,526
    First Business Financial Services, Inc.                1,369     33,499
#   First Capital, Inc.                                      400     15,052
    First Citizens BancShares, Inc. Class A                1,448    615,994
    First Commonwealth Financial Corp.                    11,980    173,351
    First Community Bancshares, Inc.                       2,068     57,242
    First Community Corp.                                  3,006     65,681
    First Connecticut Bancorp, Inc.                        2,005     50,426
    First Defiance Financial Corp.                           822     45,670
    First Financial Bancorp                                7,755    221,017
#   First Financial Bankshares, Inc.                       7,869    365,515
    First Financial Corp.                                    822     38,059
    First Financial Northwest, Inc.                        1,300     20,722
*   First Foundation, Inc.                                 4,608     89,626
#   First Guaranty Bancshares, Inc.                          550     14,465
    First Horizon National Corp.                          40,348    801,311
    First Interstate Bancsystem, Inc. Class A              5,216    218,290
    First Merchants Corp.                                  7,028    303,328
    First Mid-Illinois Bancshares, Inc.                      350     13,475
    First Midwest Bancorp, Inc.                           14,091    350,302
*   First Northwest Bancorp                                  817     13,848

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    First of Long Island Corp. (The)                       2,544 $   71,486
    First Republic Bank                                   10,921    977,976
    First Savings Financial Group, Inc.                      238     15,113
*   First United Corp.                                       402      6,975
    First US Bancshares, Inc.                                700      8,750
    FirstCash, Inc.                                        5,162    377,342
*   Flagstar Bancorp, Inc.                                 7,050    262,612
    Flushing Financial Corp.                               3,493     98,363
    FNB Corp.                                             33,436    479,807
    FNF Group                                             23,474    915,017
#*  Franklin Financial Network, Inc.                       1,568     50,568
    Franklin Resources, Inc.                              16,707    708,544
    FS Bancorp, Inc.                                         506     29,019
    Fulton Financial Corp.                                22,827    415,451
#   Gain Capital Holdings, Inc.                            6,006     43,844
    GAMCO Investors, Inc. Class A                          1,401     41,301
*   Genworth Financial, Inc. Class A                      36,151    110,622
    German American Bancorp, Inc.                          1,581     54,845
#   Glacier Bancorp, Inc.                                  8,483    332,703
    Glen Burnie Bancorp                                      300      3,591
*   Global Indemnity, Ltd.                                 1,893     80,169
    Goldman Sachs Group, Inc. (The)                       23,314  6,245,587
*   Great Elm Capital Group, Inc.                            393      1,523
    Great Southern Bancorp, Inc.                           1,645     83,484
    Great Western Bancorp, Inc.                            7,272    306,515
*   Green Bancorp, Inc.                                    4,347    103,676
*   Green Dot Corp. Class A                                6,531    400,089
#   Greene County Bancorp, Inc.                            3,316    117,386
#   Greenhill & Co., Inc.                                  2,944     54,611
*   Greenlight Capital Re, Ltd. Class A                    5,732    116,073
    Guaranty Bancorp                                       2,905     82,357
    Guaranty Federal Bancshares, Inc.                        101      2,189
*   Hallmark Financial Services, Inc.                      1,500     15,195
*   Hamilton Bancorp, Inc.                                   400      6,200
    Hancock Holding Co.                                    9,734    522,716
    Hanmi Financial Corp.                                  6,116    192,654
    Hanover Insurance Group, Inc. (The)                    5,494    621,646
    Hartford Financial Services Group, Inc. (The)         29,219  1,716,908
    Hawthorn Bancshares, Inc.                                566     11,858
    HCI Group, Inc.                                        1,344     46,973
    Heartland Financial USA, Inc.                          4,583    243,586
    Hennessy Advisors, Inc.                                1,267     22,641
    Heritage Commerce Corp.                                3,641     58,292
    Heritage Financial Corp.                               6,341    195,303
#   Heritage Insurance Holdings, Inc.                      3,323     56,591
    Hilltop Holdings, Inc.                                10,662    279,238
    Hingham Institution for Savings                          221     47,895
*   HMN Financial, Inc.                                      600     11,490
    Home Bancorp, Inc.                                       196      8,401
    Home BancShares, Inc.                                 18,737    449,875
*   HomeStreet, Inc.                                       7,077    208,418
*   HomeTrust Bancshares, Inc.                             2,385     60,460
    Hope Bancorp, Inc.                                    17,070    325,013

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    HopFed Bancorp, Inc.                                      670 $    10,003
    Horace Mann Educators Corp.                             9,163     378,432
    Horizon Bancorp                                         3,162      96,283
    Houlihan Lokey, Inc.                                    4,475     213,457
*   Howard Bancorp, Inc.                                      900      18,900
    Iberiabank Corp.                                        6,154     520,013
    IF Bancorp, Inc.                                        1,300      26,000
    Independence Holding Co.                                  479      14,035
    Independent Bank Corp.(2492133)                         2,690      62,005
    Independent Bank Corp.(2447821)                         2,960     211,196
    Independent Bank Group, Inc.                            2,758     197,887
    Infinity Property & Casualty Corp.                      2,000     202,500
    Interactive Brokers Group, Inc. Class A                12,092     773,767
    Intercontinental Exchange, Inc.                        17,354   1,281,419
    International Bancshares Corp.                          9,514     394,831
*   INTL. FCStone, Inc.                                     4,865     211,628
    Invesco, Ltd.                                          37,114   1,340,929
    Investment Technology Group, Inc.                       3,576      76,383
    Investors Bancorp, Inc.                                31,236     427,621
    Investors Title Co.                                        67      13,032
    James River Group Holdings, Ltd.                        4,185     159,030
#   Janus Henderson Group P.L.C.                           16,146     635,829
    JPMorgan Chase & Co.                                  160,437  18,557,748
    Kearny Financial Corp.                                  9,130     125,994
    Kemper Corp.                                            9,696     628,786
    Kentucky First Federal Bancorp                          1,169      10,229
    KeyCorp                                                33,484     716,558
    Kingstone Cos., Inc.                                    1,394      29,204
    Ladenburg Thalmann Financial Services, Inc.            19,449      60,486
    Lake Shore Bancorp, Inc.                                  663      10,840
    Lakeland Bancorp, Inc.                                  5,584     112,238
    Lakeland Financial Corp.                                4,437     213,287
    Landmark Bancorp, Inc.                                    415      11,869
    Lazard, Ltd. Class A                                   23,212   1,359,527
    LCNB Corp.                                                917      17,882
    LegacyTexas Financial Group, Inc.                       7,068     311,275
    Legg Mason, Inc.                                       15,028     640,493
#*  LendingClub Corp.                                      38,968     142,623
#*  LendingTree, Inc.                                         752     276,623
    Lincoln National Corp.                                 17,630   1,459,764
    Loews Corp.                                            18,480     954,492
    LPL Financial Holdings, Inc.                           19,598   1,169,217
    M&T Bank Corp.                                          5,798   1,106,142
    Macatawa Bank Corp.                                     3,313      34,323
    Mackinac Financial Corp.                                4,036      64,980
    Maiden Holdings, Ltd.                                  13,773      97,100
    MainSource Financial Group, Inc.                        2,471      97,234
*   Malvern Bancorp, Inc.                                     515      12,309
    Manning & Napier, Inc.                                  1,200       4,680
*   Markel Corp.                                            1,077   1,236,062
    MarketAxess Holdings, Inc.                              2,500     490,525
    Marlin Business Services Corp.                          1,642      38,915
    Marsh & McLennan Cos., Inc.                            20,382   1,702,305

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
           MB Financial, Inc.                                 10,225 $  437,425
#*         MBIA, Inc.                                          3,063     22,482
           MBT Financial Corp.                                 2,535     28,519
           Mercantile Bank Corp.                               1,891     65,977
#          Mercury General Corp.                               8,458    414,019
           Meridian Bancorp, Inc.                              6,129    125,338
           Meta Financial Group, Inc.                          1,090    127,530
           MetLife, Inc.                                      56,071  2,695,333
*          MGIC Investment Corp.                               3,341     49,514
           Mid Penn Bancorp, Inc.                                810     26,609
           MidSouth Bancorp, Inc.                                627      8,872
           MidWestOne Financial Group, Inc.                    1,531     50,645
           Moelis & Co. Class A                                4,179    216,054
           Moody's Corp.                                      10,813  1,749,435
           Morgan Stanley                                     58,446  3,305,121
           Morningstar, Inc.                                   5,638    541,925
           MSB Financial Corp.                                   705     12,373
           MSCI, Inc.                                          5,634    784,422
           MutualFirst Financial, Inc.                           477     17,911
           Nasdaq, Inc.                                       12,731  1,030,065
           National Bank Holdings Corp. Class A                3,178    105,637
           National Bankshares, Inc.                             507     22,105
*          National Commerce Corp.                               500     22,675
           National General Holdings Corp.                    18,458    369,529
           National Western Life Group, Inc. Class A             562    182,032
#*         Nationstar Mortgage Holdings, Inc.                  3,200     56,768
           Navient Corp.                                      49,070    699,247
           Navigators Group, Inc. (The)                        4,452    216,367
           NBT Bancorp, Inc.                                   5,104    188,389
           Nelnet, Inc. Class A                                3,806    198,331
#          New York Community Bancorp, Inc.                   77,172  1,092,756
(degrees)  NewStar Financial, Inc.                             4,932      2,663
*          Nicholas Financial, Inc.                            2,510     22,866
*          Nicolet Bankshares, Inc.                              399     21,662
*          NMI Holdings, Inc. Class A                         11,900    218,365
#          Northeast Bancorp                                   1,100     24,585
           Northern Trust Corp.                               13,196  1,390,726
           Northfield Bancorp, Inc.                            5,016     84,168
           Northrim BanCorp, Inc.                                383     12,811
           Northwest Bancshares, Inc.                         11,639    196,117
#          Norwood Financial Corp.                               600     18,846
           OceanFirst Financial Corp.                          2,475     65,464
#*         Ocwen Financial Corp.                              15,293     51,537
           OFG Bancorp                                         5,101     58,151
#          Ohio Valley Banc Corp.                                243      9,987
           Old Line Bancshares, Inc.                           1,100     34,837
           Old National Bancorp                               20,674    357,660
           Old Point Financial Corp.                             189      5,545
           Old Republic International Corp.                   33,799    726,341
           Old Second Bancorp, Inc.                            1,641     24,123
           OM Asset Management P.L.C.                         13,182    235,826
*          On Deck Capital, Inc.                               7,056     31,752
*          OneMain Holdings, Inc.                             17,327    566,766

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A                     2,150 $   59,125
    Opus Bank                                              3,259     88,319
    Oritani Financial Corp.                                5,506     91,950
    Orrstown Financial Services, Inc.                      1,170     29,426
*   Pacific Mercantile Bancorp                             1,500     12,975
*   Pacific Premier Bancorp, Inc.                          4,083    166,382
    PacWest Bancorp                                       11,860    621,820
    Park National Corp.                                    1,261    132,430
#   Parke Bancorp, Inc.                                      547     11,022
    Pathfinder Bancorp, Inc.                                 900     13,941
    Peapack Gladstone Financial Corp.                      2,215     78,677
    Penns Woods Bancorp, Inc.                                569     24,393
*   PennyMac Financial Services, Inc. Class A              3,146     69,841
    People's United Financial, Inc.                       36,774    723,345
    People's Utah Bancorp                                  1,091     34,476
    Peoples Bancorp of North Carolina, Inc.                1,287     40,541
    Peoples Bancorp, Inc.                                  2,291     81,583
    Peoples Financial Corp.                                  800     11,040
    Peoples Financial Services Corp.                         500     22,715
*   PHH Corp.                                              5,942     53,300
    Pinnacle Financial Partners, Inc.                      8,402    531,847
    Piper Jaffray Cos.                                       400     36,920
    PJT Partners, Inc. Class A                             1,792     84,851
    Plumas Bancorp                                           646     15,859
    Popular, Inc.                                          9,371    380,837
#*  PRA Group, Inc.                                        6,390    228,442
    Preferred Bank                                         1,425     91,799
    Premier Financial Bancorp, Inc.                        1,293     24,593
    Primerica, Inc.                                       10,330  1,043,330
    Principal Financial Group, Inc.                       27,362  1,849,671
    ProAssurance Corp.                                     7,347    401,881
    Progressive Corp. (The)                               18,482    999,876
    Prosperity Bancshares, Inc.                            6,234    472,537
*   Provident Bancorp, Inc.                                  533     12,819
    Provident Financial Holdings, Inc.                       990     18,117
    Provident Financial Services, Inc.                     8,916    234,580
    Prudential Bancorp, Inc.                                 879     15,215
    Prudential Financial, Inc.                            27,825  3,306,166
    Pzena Investment Management, Inc. Class A              2,038     25,495
    QCR Holdings, Inc.                                     1,402     61,478
    Radian Group, Inc.                                     1,600     35,312
    Raymond James Financial, Inc.                         10,728  1,034,072
*   Regional Management Corp.                              1,439     40,810
    Regions Financial Corp.                               73,994  1,422,905
    Reinsurance Group of America, Inc.                     7,189  1,126,157
    RenaissanceRe Holdings, Ltd.                           6,393    812,806
    Renasant Corp.                                         6,773    291,713
    Republic Bancorp, Inc. Class A                         2,095     80,741
*   Republic First Bancorp, Inc.                           3,400     30,090
    Riverview Bancorp, Inc.                                1,676     16,056
#   RLI Corp.                                              5,954    382,604
    S&P Global, Inc.                                      14,070  2,548,077
    S&T Bancorp, Inc.                                      4,021    162,288

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
*   Safeguard Scientifics, Inc.                            4,109 $   51,363
    Safety Insurance Group, Inc.                           2,126    165,084
    Salisbury Bancorp, Inc.                                  800     35,360
    Sandy Spring Bancorp, Inc.                             3,419    129,307
    Santander Consumer USA Holdings, Inc.                 46,160    796,260
    SB Financial Group, Inc.                               1,621     29,259
*   Seacoast Banking Corp. of Florida                      4,265    109,994
*   Security National Financial Corp. Class A                840      3,696
    SEI Investments Co.                                    9,790    735,718
*   Select Bancorp, Inc.                                   1,607     20,730
#   Selective Insurance Group, Inc.                        8,056    469,262
    ServisFirst Bancshares, Inc.                           5,096    216,172
*   Severn Bancorp, Inc.                                   1,832     14,656
    Shore Bancshares, Inc.                                 1,820     33,160
    SI Financial Group, Inc.                                 863     12,470
    Sierra Bancorp                                         1,779     48,709
*   Signature Bank                                         3,825    589,050
    Silvercrest Asset Management Group, Inc. Class A         953     14,295
    Simmons First National Corp. Class A                   4,573    269,121
*   SLM Corp.                                             63,026    721,017
    Sound Financial Bancorp, Inc.                            200      6,910
    South State Corp.                                      4,331    383,727
*   Southern First Bancshares, Inc.                          700     30,485
    Southern Missouri Bancorp, Inc.                          700     26,831
    Southern National Bancorp of Virginia, Inc.            1,339     21,946
    Southside Bancshares, Inc.                             3,195    109,684
    State Auto Financial Corp.                             4,621    137,567
    State Bank Financial Corp.                             3,885    118,531
    State Street Corp.                                    14,729  1,622,694
    Sterling Bancorp                                      29,647    733,763
    Stewardship Financial Corp.                            1,104     12,310
    Stewart Information Services Corp.                     3,290    146,438
    Stifel Financial Corp.                                 8,705    587,762
    Stock Yards Bancorp, Inc.                              2,229     80,133
    Summit State Bank                                        845     10,943
    Sun Bancorp, Inc.                                      2,176     53,312
    SunTrust Banks, Inc.                                  18,740  1,324,918
    Sussex Bancorp                                           492     14,317
*   SVB Financial Group                                    3,800    936,890
    Synchrony Financial                                   45,397  1,801,353
    Synovus Financial Corp.                               13,381    674,269
    T Rowe Price Group, Inc.                              22,092  2,466,130
    TCF Financial Corp.                                   21,156    453,796
    TD Ameritrade Holding Corp.                           13,444    750,041
    Territorial Bancorp, Inc.                              1,317     39,879
*   Texas Capital Bancshares, Inc.                         5,180    491,064
    TFS Financial Corp.                                   10,217    149,373
*   Third Point Reinsurance, Ltd.                          8,627    122,935
    Timberland Bancorp, Inc.                                 618     17,242
    Tompkins Financial Corp.                               1,531    126,108
    Torchmark Corp.                                        9,600    872,160
    Towne Bank                                             7,246    221,365
    Travelers Cos., Inc. (The)                            20,550  3,080,856

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Trico Bancshares                                        2,693 $   99,587
*   TriState Capital Holdings, Inc.                         3,298     79,317
*   Triumph Bancorp, Inc.                                   1,220     46,970
    TrustCo Bank Corp. NY                                  10,792     92,811
    Trustmark Corp.                                        11,187    355,635
#   Two River Bancorp                                         685     12,337
    U.S. Bancorp.                                           1,156     66,054
    UMB Financial Corp.                                     5,938    452,357
    Umpqua Holdings Corp.                                  19,599    424,318
    Union Bankshares Corp.                                  5,870    221,592
    United Bancshares, Inc.                                   300      6,600
#   United Bankshares, Inc.                                10,321    379,813
    United Community Bancorp                                  620     12,555
    United Community Banks, Inc.                           11,132    352,662
    United Community Financial Corp.                        6,179     60,245
    United Financial Bancorp, Inc.                          5,822     97,577
    United Fire Group, Inc.                                 3,668    159,155
    United Insurance Holdings Corp.                         2,928     56,569
    United Security Bancshares                              3,542     39,139
    Unity Bancorp, Inc.                                       600     12,330
    Universal Insurance Holdings, Inc.                      3,017     88,700
    Univest Corp. of Pennsylvania                           2,728     76,384
    Unum Group                                             19,804  1,053,375
    Validus Holdings, Ltd.                                 12,376    837,855
    Valley National Bancorp                                29,541    371,330
*   Veritex Holdings, Inc.                                  1,802     51,375
#   Virtu Financial, Inc. Class A                          18,660    356,406
#   Virtus Investment Partners, Inc.                        1,133    145,024
    Voya Financial, Inc.                                   14,382    746,570
#   Waddell & Reed Financial, Inc. Class A                 11,502    264,546
*   Walker & Dunlop, Inc.                                   5,705    264,997
    Washington Federal, Inc.                                8,765    314,663
    Washington Trust Bancorp, Inc.                          1,605     86,349
    Waterstone Financial, Inc.                              6,401    109,457
    Webster Financial Corp.                                 9,954    563,595
    Wellesley Bank                                          1,081     31,619
    Wells Fargo & Co.                                     119,610  7,867,946
    WesBanco, Inc.                                          4,981    204,271
    West Bancorporation, Inc.                               2,622     67,123
#   Westamerica Bancorporation                                618     36,691
*   Western Alliance Bancorp                               13,274    778,653
    Western New England Bancorp, Inc.                       2,300     24,955
    Westwood Holdings Group, Inc.                           1,098     71,886
    White Mountains Insurance Group, Ltd.                     462    388,034
    Willis Towers Watson P.L.C.                            10,437  1,674,825
    Wintrust Financial Corp.                                6,207    533,181
    WisdomTree Investments, Inc.                            7,200     83,448
*   WMIH Corp.                                              5,250      4,951
#*  World Acceptance Corp.                                  1,007    118,876
#   WR Berkley Corp.                                       11,006    803,218
    WSFS Financial Corp.                                    3,319    169,601
    XL Group, Ltd.                                         23,260    856,898

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Financials -- (Continued)
    Zions Bancorporation                                  10,295 $    556,239
                                                                 ------------
Total Financials                                                  237,448,845
                                                                 ------------
Health Care -- (12.5%)
    Abaxis, Inc.                                           2,275      163,004
    Abbott Laboratories                                    2,541      157,949
    AbbVie, Inc.                                          86,956    9,758,202
*   ABIOMED, Inc.                                          2,192      515,120
#*  Accuray, Inc.                                          6,422       36,284
    Aceto Corp.                                            2,485       27,360
#*  Achillion Pharmaceuticals, Inc.                       15,963       42,302
#*  Acorda Therapeutics, Inc.                             11,495      298,295
#*  Adamas Pharmaceuticals, Inc.                           1,657       62,701
*   Addus HomeCare Corp.                                   1,000       35,850
*   Adverum Biotechnologies, Inc.                          3,621       26,433
    Aetna, Inc.                                           22,765    4,252,957
#*  Affimed NV                                             9,000       12,150
    Agilent Technologies, Inc.                            13,178      967,661
#*  Akorn, Inc.                                            7,820      251,960
*   Alexion Pharmaceuticals, Inc.                          7,015      837,030
*   Align Technology, Inc.                                 4,578    1,199,436
#*  Alkermes P.L.C.                                        3,226      184,430
    Allergan P.L.C.                                       15,522    2,797,996
*   Allscripts Healthcare Solutions, Inc.                 21,056      313,945
*   Almost Family, Inc.                                    2,589      147,702
#*  Alnylam Pharmaceuticals, Inc.                          2,805      364,594
#*  AMAG Pharmaceuticals, Inc.                             1,567       22,486
#*  Amedisys, Inc.                                         2,200      117,964
    AmerisourceBergen Corp.                               26,423    2,633,580
    Amgen, Inc.                                           27,691    5,151,911
#*  Amicus Therapeutics, Inc.                             13,517      219,246
#*  AMN Healthcare Services, Inc.                         12,017      644,712
*   Amphastar Pharmaceuticals, Inc.                        2,833       52,807
    Analogic Corp.                                         1,349      111,832
*   AngioDynamics, Inc.                                    7,077      123,211
*   ANI Pharmaceuticals, Inc.                                589       39,557
*   Anika Therapeutics, Inc.                               1,586      105,818
    Anthem, Inc.                                          17,824    4,417,678
#*  Aptevo Therapeutics, Inc.                              1,972        6,685
#*  Aratana Therapeutics, Inc.                             2,068        9,575
#*  Arrowhead Pharmaceuticals, Inc.                       12,593       77,825
#*  athenahealth, Inc.                                     2,827      354,251
    Atrion Corp.                                             222      127,739
*   aTyr Pharma, Inc.                                      2,800        9,940
    Becton Dickinson and Co.                               7,649    1,858,248
*   Bio-Rad Laboratories, Inc. Class A                     2,643      683,295
    Bio-Techne Corp.                                       3,052      428,165
*   Biogen, Inc.                                          11,117    3,866,604
#*  BioMarin Pharmaceutical, Inc.                          4,679      422,186
*   BioSpecifics Technologies Corp.                          876       37,510
#*  BioTelemetry, Inc.                                     2,740       93,571
*   Bioverativ, Inc.                                      12,518    1,290,105

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Health Care -- (Continued)
#*  Bluebird Bio, Inc.                                     2,581 $  528,847
*   Boston Scientific Corp.                               38,145  1,066,534
    Bristol-Myers Squibb Co.                              61,914  3,875,816
    Bruker Corp.                                          22,025    784,310
*   Cambrex Corp.                                          2,736    154,174
    Cantel Medical Corp.                                   4,577    507,727
    Cardinal Health, Inc.                                 29,523  2,119,456
*   Catalent, Inc.                                        14,287    664,917
*   Celgene Corp.                                         40,370  4,083,829
#*  Celldex Therapeutics, Inc.                             3,876     10,698
*   Centene Corp.                                         19,756  2,118,633
*   Cerner Corp.                                          12,599    870,969
*   Charles River Laboratories International, Inc.         6,504    685,782
#   Chemed Corp.                                           2,309    601,656
*   Chimerix, Inc.                                         5,901     28,266
#*  Cidara Therapeutics, Inc.                              1,583     11,318
    Cigna Corp.                                           15,618  3,254,010
*   Civitas Solutions, Inc.                                3,163     55,511
    Computer Programs & Systems, Inc.                        184      5,511
*   Concert Pharmaceuticals, Inc.                            800     16,064
#   CONMED Corp.                                           2,720    157,162
    Cooper Cos., Inc. (The)                                3,009    736,212
#*  Corcept Therapeutics, Inc.                             5,930    136,479
*   CorVel Corp.                                           4,637    239,501
*   Cotiviti Holdings, Inc.                                7,828    273,980
*   Cross Country Healthcare, Inc.                         1,800     25,218
*   CryoLife, Inc.                                         3,398     64,052
*   Cumberland Pharmaceuticals, Inc.                       1,705     11,611
    Danaher Corp.                                         25,766  2,609,580
*   DaVita, Inc.                                          27,919  2,178,799
    DENTSPLY SIRONA, Inc.                                  7,301    443,974
*   Depomed, Inc.                                          1,202      8,835
#*  DexCom, Inc.                                           1,431     83,284
    Digirad Corp.                                          1,500      3,525
#*  Diplomat Pharmacy, Inc.                                2,744     74,061
#*  Eagle Pharmaceuticals, Inc.                            2,161    129,163
*   Edwards Lifesciences Corp.                             8,395  1,062,639
*   Electromed, Inc.                                       4,200     23,604
*   Emergent BioSolutions, Inc.                            5,415    264,198
*   Enanta Pharmaceuticals, Inc.                           1,094     92,935
*   Endo International P.L.C.                             11,288     78,000
#*  Envision Healthcare Corp.                              5,010    180,310
*   Enzo Biochem, Inc.                                     6,402     47,119
#*  Evolent Health, Inc. Class A                           8,810    124,221
#*  Exact Sciences Corp.                                   5,833    289,958
*   Exactech, Inc.                                         1,640     82,164
*   Exelixis, Inc.                                        10,453    316,830
*   Express Scripts Holding Co.                           58,499  4,631,951
*   FibroGen, Inc.                                         1,107     64,815
#*  Five Prime Therapeutics, Inc.                          4,115     82,300
*   FONAR Corp.                                              776     19,051
    Gilead Sciences, Inc.                                 76,171  6,383,130
*   Globus Medical, Inc. Class A                          10,201    469,654

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   Haemonetics Corp.                                       4,248 $   274,633
*   Harvard Bioscience, Inc.                                3,317      15,590
#*  HealthEquity, Inc.                                      7,017     355,201
*   HealthStream, Inc.                                      4,750     111,720
#*  Henry Schein, Inc.                                      7,438     562,908
*   Heska Corp.                                             1,107      86,291
    Hill-Rom Holdings, Inc.                                 7,869     671,462
*   HMS Holdings Corp.                                     13,644     233,722
*   Hologic, Inc.                                          32,660   1,394,582
*   Horizon Pharma P.L.C.                                   9,352     136,072
    Humana, Inc.                                            8,646   2,436,702
*   ICU Medical, Inc.                                       1,322     302,672
*   IDEXX Laboratories, Inc.                                5,790   1,082,962
*   Illumina, Inc.                                          4,288     997,560
#*  Immune Design Corp.                                     4,778      16,245
*   Impax Laboratories, Inc.                                3,071      59,731
*   Incyte Corp.                                            2,598     234,573
#*  Innoviva, Inc.                                         10,187     148,628
*   Inogen, Inc.                                            1,096     133,537
#*  Inovalon Holdings, Inc. Class A                         3,820      49,660
#*  Insulet Corp.                                           3,001     229,667
*   Integer Holdings Corp.                                  6,274     314,641
#*  Integra LifeSciences Holdings Corp.                     5,850     308,061
*   Intra-Cellular Therapies, Inc.                          2,471      42,056
*   Intuitive Surgical, Inc.                                3,402   1,468,541
#   Invacare Corp.                                          3,836      70,582
#*  Ionis Pharmaceuticals, Inc.                             5,062     265,856
*   IQVIA Holdings, Inc.                                   13,922   1,422,689
*   Jazz Pharmaceuticals P.L.C.                             2,516     366,682
    Johnson & Johnson                                     100,271  13,856,449
*   Juno Therapeutics, Inc.                                 7,955     682,619
#*  Karyopharm Therapeutics, Inc.                           3,622      42,812
    Kewaunee Scientific Corp.                                 534      15,486
*   Kindred Biosciences, Inc.                               1,675      14,656
*   Laboratory Corp. of America Holdings                   10,176   1,775,712
#*  Lannett Co., Inc.                                         400       8,140
*   Lantheus Holdings, Inc.                                 4,386     100,878
    LeMaitre Vascular, Inc.                                 1,203      41,864
*   LHC Group, Inc.                                         1,689     106,069
#*  Lipocine, Inc.                                          1,313       1,733
*   LivaNova P.L.C.                                         4,817     412,094
    Luminex Corp.                                           1,750      35,332
#*  MacroGenics, Inc.                                       2,879      64,979
*   Magellan Health, Inc.                                   4,383     436,547
#*  Mallinckrodt P.L.C.                                     3,464      62,560
*   Masimo Corp.                                            6,161     580,613
    McKesson Corp.                                         16,945   2,861,672
*   Medidata Solutions, Inc.                                2,728     185,804
*   MEDNAX, Inc.                                            7,105     375,215
    Medtronic P.L.C.                                       40,358   3,466,349
    Merck & Co., Inc.                                      51,393   3,045,035
#   Meridian Bioscience, Inc.                               4,317      67,561
*   Merit Medical Systems, Inc.                             5,597     259,981

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Health Care -- (Continued)
*   Mettler-Toledo International, Inc.                      1,596 $1,077,715
#*  Mirati Therapeutics, Inc.                               1,909     49,443
#*  Molina Healthcare, Inc.                                 7,682    701,828
*   Mylan NV                                               17,721    759,345
*   Myriad Genetics, Inc.                                   4,699    173,299
    National Research Corp. Class A                           800     30,120
    National Research Corp. Class B                           131      7,339
*   Natus Medical, Inc.                                     3,851    119,574
*   Neogen Corp.                                            2,952    174,257
#*  NeoGenomics, Inc.                                       6,093     47,038
#*  Neurocrine Biosciences, Inc.                            2,000    170,940
#*  NewLink Genetics Corp.                                  1,938     15,988
*   NuVasive, Inc.                                          3,689    180,281
*   Nuvectra Corp.                                            849      6,894
*   Omnicell, Inc.                                          3,322    162,944
#*  OPKO Health, Inc.                                      54,180    241,643
*   OraSure Technologies, Inc.                              3,692     80,338
*   Orthofix International NV                               1,449     83,231
*   Otonomy, Inc.                                           3,300     19,140
    Owens & Minor, Inc.                                     6,914    145,609
#   Patterson Cos., Inc.                                   11,046    396,441
#*  PDL BioPharma, Inc.                                    17,391     47,999
    PerkinElmer, Inc.                                       6,772    542,844
#   Perrigo Co. P.L.C.                                      5,376    487,173
*   Pfenex, Inc.                                            2,224      7,428
    Pfizer, Inc.                                          175,002  6,482,074
    Phibro Animal Health Corp. Class A                        893     30,407
*   PRA Health Sciences, Inc.                               8,786    800,053
#*  Premier, Inc. Class A                                   6,616    214,689
*   Prestige Brands Holdings, Inc.                          3,700    154,771
*   Providence Service Corp. (The)                          1,646    105,887
    Psychemedics Corp.                                        600     12,006
*   Quality Systems, Inc.                                   4,865     63,245
    Quest Diagnostics, Inc.                                12,219  1,293,015
*   Quidel Corp.                                            2,190    100,258
*   Quorum Health Corp.                                     3,733     23,033
*   RadNet, Inc.                                            4,219     42,823
*   Regeneron Pharmaceuticals, Inc.                         2,897  1,062,185
*   Repligen Corp.                                            300     10,611
#   ResMed, Inc.                                            8,293    835,851
#*  Retrophin, Inc.                                         3,350     80,098
*   RTI Surgical, Inc.                                      7,852     35,334
#*  Sage Therapeutics, Inc.                                   872    165,506
*   Sangamo Therapeutics, Inc.                              6,287    131,084
*   SeaSpine Holdings Corp.                                   289      3,176
#*  Seattle Genetics, Inc.                                  3,292    172,172
    Simulations Plus, Inc.                                  2,272     36,693
*   Sonoma Pharmaceuticals, Inc.                            1,600      8,160
#*  Spectrum Pharmaceuticals, Inc.                          9,400    202,476
#*  Stemline Therapeutics, Inc.                             2,568     40,960
    STERIS P.L.C.                                           4,871    442,871
    Stryker Corp.                                          14,311  2,352,442
*   Sucampo Pharmaceuticals, Inc. Class A                   2,851     51,175

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Health Care -- (Continued)
*   Supernus Pharmaceuticals, Inc.                         4,614 $    180,177
*   Surmodics, Inc.                                        1,314       38,500
*   Syneos Health, Inc.                                   12,367      474,274
*   Taro Pharmaceutical Industries, Ltd.                   2,972      302,223
    Teleflex, Inc.                                         2,615      726,316
*   Tetraphase Pharmaceuticals, Inc.                       5,296       30,929
    Thermo Fisher Scientific, Inc.                        14,585    3,268,644
*   Tivity Health, Inc.                                    4,288      166,160
*   Triple-S Management Corp. Class B                      2,100       48,258
*   United Therapeutics Corp.                              7,151      922,479
    UnitedHealth Group, Inc.                              68,280   16,167,338
    US Physical Therapy, Inc.                              1,213       92,127
    Utah Medical Products, Inc.                              407       36,671
*   Varex Imaging Corp.                                    2,353       99,932
#*  Varian Medical Systems, Inc.                           5,885      750,337
*   Veeva Systems, Inc. Class A                            3,488      219,256
*   Vertex Pharmaceuticals, Inc.                           6,711    1,119,865
#*  Vital Therapies, Inc.                                  2,188       13,019
*   Voyager Therapeutics, Inc.                             1,090       22,498
*   Waters Corp.                                           4,145      893,703
*   WellCare Health Plans, Inc.                            6,870    1,445,311
#   West Pharmaceutical Services, Inc.                     2,726      273,145
#*  Xencor, Inc.                                           3,723       84,735
*   Zafgen, Inc.                                           2,872       19,731
    Zimmer Biomet Holdings, Inc.                           7,510      954,671
#*  Zogenix, Inc.                                          3,746      136,167
                                                                 ------------
Total Health Care                                                 179,653,963
                                                                 ------------
Industrials -- (12.7%)
    3M Co.                                                18,932    4,742,466
    AAON, Inc.                                             8,609      313,368
    AAR Corp.                                              3,465      140,229
    ABM Industries, Inc.                                  12,862      489,142
*   Acacia Research Corp.                                  3,806       13,892
*   ACCO Brands Corp.                                     15,408      182,585
    Acme United Corp.                                        500       12,125
    Actuant Corp. Class A                                  8,274      204,782
#   Acuity Brands, Inc.                                    2,889      446,177
#   Advanced Drainage Systems, Inc.                        2,686       66,344
*   AECOM                                                 27,935    1,092,538
*   Aegion Corp.                                           4,353      109,173
*   Aerojet Rocketdyne Holdings, Inc.                      8,645      237,738
*   Aerovironment, Inc.                                    2,565      131,738
    AGCO Corp.                                            14,868    1,079,714
    Air Lease Corp.                                       20,446      994,085
*   Air Transport Services Group, Inc.                     9,263      230,278
    Aircastle, Ltd.                                       14,845      350,639
    Alamo Group, Inc.                                      2,044      235,121
    Alaska Air Group, Inc.                                 7,829      514,600
    Albany International Corp. Class A                     3,387      214,905
    Allegion P.L.C.                                        5,986      515,454
    Allied Motion Technologies, Inc.                         500       17,425

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
#   Allison Transmission Holdings, Inc.                   20,141 $  891,038
    Altra Industrial Motion Corp.                          3,081    161,444
    AMERCO                                                 2,355    859,763
*   Ameresco, Inc. Class A                                 6,493     56,489
    American Railcar Industries, Inc.                        800     31,376
*   American Woodmark Corp.                                1,500    203,775
    AMETEK, Inc.                                          17,921  1,367,372
    AO Smith Corp.                                         5,410    361,280
#   Apogee Enterprises, Inc.                               4,771    217,128
    Applied Industrial Technologies, Inc.                  5,848    431,290
*   ARC Document Solutions, Inc.                           2,577      6,236
*   ARC Group Worldwide, Inc.                              2,172      4,453
    ArcBest Corp.                                          3,551    126,238
    Arconic, Inc.                                         15,333    460,910
    Argan, Inc.                                            3,356    146,322
*   Armstrong Flooring, Inc.                               2,090     32,374
*   Armstrong World Industries, Inc.                       6,010    376,827
    Astec Industries, Inc.                                 2,609    162,802
*   Astronics Corp.                                        6,416    286,154
*   Astronics Corp. Class B                                  363     16,353
*   Atkore International Group, Inc.                       3,054     71,403
*   Atlas Air Worldwide Holdings, Inc.                     3,402    191,533
#*  Avis Budget Group, Inc.                               17,728    797,051
#*  Axon Enterprise, Inc.                                  3,842    101,659
    AZZ, Inc.                                              3,314    150,787
#*  Babcock & Wilcox Enterprises, Inc.                     6,590     42,835
    Barnes Group, Inc.                                     7,757    510,333
    Barrett Business Services, Inc.                          739     51,501
*   Beacon Roofing Supply, Inc.                            9,709    587,394
*   Blue Bird Corp.                                        1,375     29,081
*   BMC Stock Holdings, Inc.                              10,249    229,578
    Brady Corp. Class A                                    5,464    208,998
    Briggs & Stratton Corp.                                8,492    205,337
    Brink's Co. (The)                                     10,410    868,194
*   Builders FirstSource, Inc.                            14,468    309,905
    BWX Technologies, Inc.                                12,330    782,215
*   CAI International, Inc.                                1,115     31,510
    Carlisle Cos., Inc.                                    4,880    557,345
*   Casella Waste Systems, Inc. Class A                    2,537     64,896
    Caterpillar, Inc.                                     27,359  4,453,498
*   CBIZ, Inc.                                             9,062    149,523
    CECO Environmental Corp.                               2,011      9,110
#   Celadon Group, Inc.                                    3,872     21,490
#   CH Robinson Worldwide, Inc.                           12,457  1,139,317
*   Chart Industries, Inc.                                 3,776    187,176
    Chicago Bridge & Iron Co. NV                          11,269    235,184
    Cintas Corp.                                           5,148    867,181
    CIRCOR International, Inc.                             1,501     79,583
*   Civeo Corp.                                            3,466     12,131
*   Clean Harbors, Inc.                                    9,431    521,912
*   Colfax Corp.                                          12,920    517,058
    Columbus McKinnon Corp.                                2,432     99,590
    Comfort Systems USA, Inc.                              5,755    245,163

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
*   Commercial Vehicle Group, Inc.                         3,200 $   39,584
*   Continental Building Products, Inc.                    4,160    118,352
    Copa Holdings SA Class A                               2,830    391,474
*   Copart, Inc.                                          21,322    939,661
*   Covenant Transportation Group, Inc. Class A            3,969    116,411
*   CPI Aerostructures, Inc.                               1,133     10,084
    CRA International, Inc.                                  684     31,758
    Crane Co.                                              7,092    708,774
*   CSW Industrials, Inc.                                    646     30,943
    CSX Corp.                                             21,875  1,241,844
    Cubic Corp.                                            4,025    233,651
    Cummins, Inc.                                          7,840  1,473,920
    Curtiss-Wright Corp.                                   5,882    768,542
    Deere & Co.                                           14,917  2,482,487
#   Deluxe Corp.                                           7,564    561,778
    DMC Global, Inc.                                       1,127     25,808
    Donaldson Co., Inc.                                   18,457    935,032
    Douglas Dynamics, Inc.                                 4,728    194,794
    Dover Corp.                                           14,473  1,537,177
*   Ducommun, Inc.                                         1,219     35,570
    Dun & Bradstreet Corp. (The)                           5,082    628,796
*   DXP Enterprises, Inc.                                  2,629     89,938
*   Dycom Industries, Inc.                                 5,524    644,706
    Eaton Corp. P.L.C.                                    17,161  1,441,009
*   Echo Global Logistics, Inc.                            5,738    167,550
    EMCOR Group, Inc.                                     13,872  1,127,516
    Emerson Electric Co.                                  24,941  1,801,488
    Encore Wire Corp.                                      2,459    124,425
    EnerSys                                                5,407    380,166
*   Engility Holdings, Inc.                                5,033    131,663
    Ennis, Inc.                                            2,732     54,367
    EnPro Industries, Inc.                                 1,721    151,431
    Equifax, Inc.                                          8,882  1,109,628
    ESCO Technologies, Inc.                                2,851    174,339
    Essendant, Inc.                                        4,205     38,055
*   Esterline Technologies Corp.                           4,117    302,805
*   ExOne Co. (The)                                        1,400     13,748
    Expeditors International of Washington, Inc.          16,603  1,078,365
    Exponent, Inc.                                         3,393    251,591
#   Fastenal Co.                                          24,351  1,338,331
    Federal Signal Corp.                                  11,857    241,171
    FedEx Corp.                                            9,511  2,496,447
#   Flowserve Corp.                                       13,575    615,219
    Fluor Corp.                                           20,697  1,256,308
    Forrester Research, Inc.                               1,871     81,669
    Fortive Corp.                                         14,911  1,133,534
    Fortune Brands Home & Security, Inc.                   9,829    697,171
    Forward Air Corp.                                      3,271    198,582
*   Franklin Covey Co.                                     1,000     28,800
    Franklin Electric Co., Inc.                            4,686    212,276
    FreightCar America, Inc.                               1,405     21,890
*   FTI Consulting, Inc.                                   6,487    281,990
#   GATX Corp.                                             3,619    257,456

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
*   Gencor Industries, Inc.                                 1,295 $   21,756
*   Generac Holdings, Inc.                                 10,561    516,750
#   General Cable Corp.                                     5,022    149,153
    General Dynamics Corp.                                  8,546  1,901,314
    General Electric Co.                                  227,223  3,674,196
*   Genesee & Wyoming, Inc. Class A                         3,755    299,837
*   Gibraltar Industries, Inc.                              2,794    103,657
    Global Brass & Copper Holdings, Inc.                    3,725    119,759
*   GMS, Inc.                                               8,137    278,936
*   Goldfield Corp. (The)                                   3,131     15,498
    Gorman-Rupp Co. (The)                                   2,875     81,276
*   GP Strategies Corp.                                     2,804     69,960
    Graco, Inc.                                            19,131    895,331
    Graham Corp.                                              400      8,560
#   Granite Construction, Inc.                              4,080    272,095
*   Great Lakes Dredge & Dock Corp.                         9,514     44,716
#   Greenbrier Cos., Inc. (The)                             1,486     74,523
    Griffon Corp.                                           6,042    121,142
    H&E Equipment Services, Inc.                            8,848    348,434
    Hardinge, Inc.                                          1,000     18,860
    Harris Corp.                                            8,944  1,425,495
*   Harsco Corp.                                           11,765    210,594
*   HC2 Holdings, Inc.                                      2,432     14,592
*   HD Supply Holdings, Inc.                               20,282    788,767
#   Healthcare Services Group, Inc.                         6,507    359,056
    Heartland Express, Inc.                                13,948    316,480
#   HEICO Corp.                                             5,283    424,331
    HEICO Corp. Class A                                     7,831    515,671
    Heidrick & Struggles International, Inc.                4,482    118,325
*   Herc Holdings, Inc.                                     7,086    465,692
*   Heritage-Crystal Clean, Inc.                            1,237     26,905
    Herman Miller, Inc.                                     7,185    290,992
*   Hertz Global Holdings, Inc.                             1,989     45,608
    Hexcel Corp.                                           11,713    800,584
*   Hill International, Inc.                                3,244     18,491
    Hillenbrand, Inc.                                       7,474    331,098
    HNI Corp.                                               7,765    301,981
    Honeywell International, Inc.                          27,883  4,452,079
*   Houston Wire & Cable Co.                                1,900     13,300
*   Hub Group, Inc. Class A                                 3,839    184,464
    Hubbell, Inc.                                           4,806    653,376
#*  Hudson Technologies, Inc.                               2,424     15,223
    Huntington Ingalls Industries, Inc.                     4,201    997,906
    Hurco Cos., Inc.                                          600     27,090
*   Huron Consulting Group, Inc.                            2,932    117,720
#*  Huttig Building Products, Inc.                          2,740     19,344
    Hyster-Yale Materials Handling, Inc.                    1,600    135,504
*   ICF International, Inc.                                 3,158    167,690
    IDEX Corp.                                              5,348    767,331
*   IES Holdings, Inc.                                      1,364     23,870
    Illinois Tool Works, Inc.                              16,251  2,822,311
    Ingersoll-Rand P.L.C.                                  15,897  1,504,333
*   InnerWorkings, Inc.                                     7,179     71,862

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Insperity, Inc.                                        8,260 $  505,925
    Insteel Industries, Inc.                               1,502     47,058
    Interface, Inc.                                        9,097    226,970
    ITT, Inc.                                             18,829  1,054,424
    Jacobs Engineering Group, Inc.                        11,360    789,066
    JB Hunt Transport Services, Inc.                       4,106    496,128
*   JetBlue Airways Corp.                                 22,229    463,697
#   John Bean Technologies Corp.                           4,626    526,207
    Johnson Controls International P.L.C.                 21,069    824,430
    Kadant, Inc.                                           1,182    118,496
    Kaman Corp.                                            5,016    314,503
    KAR Auction Services, Inc.                            17,617    960,831
    KBR, Inc.                                             25,134    511,226
    Kelly Services, Inc. Class A                           7,521    212,920
    Kennametal, Inc.                                       9,626    469,556
*   Key Technology, Inc.                                   1,200     31,944
#*  KeyW Holding Corp. (The)                               1,218      8,161
    Kforce, Inc.                                           9,003    233,628
    Kimball International, Inc. Class B                    5,382     99,944
*   Kirby Corp.                                            1,689    126,506
*   KLX, Inc.                                              7,020    496,033
#   Knight-Swift Transportation Holdings, Inc.            15,358    764,675
    Knoll, Inc.                                            6,267    143,765
    Korn/Ferry International                               9,955    443,595
#*  Kratos Defense & Security Solutions, Inc.              8,198     93,539
    L3 Technologies, Inc.                                  7,073  1,502,730
    Landstar System, Inc.                                  6,713    745,479
*   Lawson Products, Inc.                                    796     18,905
#*  Layne Christensen Co.                                    963     12,991
*   LB Foster Co. Class A                                    958     26,010
    Lennox International, Inc.                             2,721    592,933
    Lincoln Electric Holdings, Inc.                        9,413    918,426
#   Lindsay Corp.                                          1,107     98,755
    LS Starrett Co. (The) Class A                          1,000      8,350
    LSC Communications, Inc.                               3,620     49,522
    LSI Industries, Inc.                                   1,800     14,292
*   Lydall, Inc.                                           1,763     84,271
    Macquarie Infrastructure Corp.                         9,036    599,539
*   Manitowoc Co., Inc. (The)                              5,741    230,099
    ManpowerGroup, Inc.                                   10,917  1,434,385
    Marten Transport, Ltd.                                 4,043     93,798
    Masco Corp.                                           17,323    773,645
*   Masonite International Corp.                           2,005    139,849
*   MasTec, Inc.                                          15,403    822,520
    Matthews International Corp. Class A                   3,218    180,208
    Maxar Technologies, Ltd.                               2,660    167,686
    McGrath RentCorp                                       3,156    150,857
*   Mercury Systems, Inc.                                  4,095    196,642
*   Meritor, Inc.                                         13,466    367,352
#*  Middleby Corp. (The)                                   3,508    478,000
*   Milacron Holdings Corp.                                5,798    109,988
    Miller Industries, Inc.                                  900     23,445
*   Mistras Group, Inc.                                    3,871     82,491

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Mobile Mini, Inc.                                      6,418 $  242,921
*   Moog, Inc. Class A                                     4,488    404,189
*   Moog, Inc. Class B                                       200     17,891
*   MRC Global, Inc.                                      17,222    309,652
    MSA Safety, Inc.                                       3,801    297,656
    MSC Industrial Direct Co., Inc. Class A                8,148    764,934
    Mueller Industries, Inc.                               5,807    192,154
    Mueller Water Products, Inc. Class A                  21,298    247,696
    Multi-Color Corp.                                      1,652    128,030
*   MYR Group, Inc.                                        1,912     64,779
#   National Presto Industries, Inc.                         700     71,155
*   Navigant Consulting, Inc.                              6,703    137,546
*   Navistar International Corp.                          12,063    552,847
*   NCI Building Systems, Inc.                             5,077     93,671
    Nielsen Holdings P.L.C.                               56,342  2,107,754
*   NL Industries, Inc.                                    1,570     20,410
    NN, Inc.                                               3,098     89,222
    Nordson Corp.                                          5,243    753,524
    Norfolk Southern Corp.                                 4,645    700,838
    Northrop Grumman Corp.                                10,745  3,658,995
*   Northwest Pipe Co.                                     1,100     20,900
#*  NOW, Inc.                                             20,289    239,207
*   NV5 Global, Inc.                                         353     17,209
    Old Dominion Freight Line, Inc.                        7,058  1,033,644
    Omega Flex, Inc.                                         391     23,914
*   On Assignment, Inc.                                   10,801    827,033
*   Orion Group Holdings, Inc.                             1,224      9,204
    Oshkosh Corp.                                         11,081  1,005,268
    PACCAR, Inc.                                          21,434  1,598,119
*   PAM Transportation Services, Inc.                         48      1,800
    Park-Ohio Holdings Corp.                               1,124     46,815
    Parker-Hannifin Corp.                                  6,391  1,287,275
*   Patrick Industries, Inc.                               2,797    179,148
*   Patriot Transportation Holding, Inc.                     404      7,676
    Pendrell Corp.                                            17      9,763
    Pentair P.L.C.                                        12,921    923,851
*   PGT Innovations, Inc.                                  4,692     74,837
    Pitney Bowes, Inc.                                    30,738    433,713
*   Ply Gem Holdings, Inc.                                 3,850     82,583
    Powell Industries, Inc.                                1,050     34,220
    Primoris Services Corp.                                9,291    241,566
*   Proto Labs, Inc.                                       1,956    213,889
    Quad/Graphics, Inc.                                    5,242    115,953
    Quanex Building Products Corp.                         2,223     46,016
*   Quanta Services, Inc.                                 22,735    875,070
*   Radiant Logistics, Inc.                                3,151     15,156
    Raven Industries, Inc.                                 2,635    101,579
    Raytheon Co.                                          10,142  2,119,069
*   RBC Bearings, Inc.                                     2,213    278,838
    Regal Beloit Corp.                                     4,891    381,009
    Resources Connection, Inc.                             6,015     98,345
*   Rexnord Corp.                                         14,632    411,306
*   Roadrunner Transportation Systems, Inc.                2,764     15,395

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Robert Half International, Inc.                       22,032 $1,275,212
    Rockwell Automation, Inc.                              9,556  1,885,303
    Rockwell Collins, Inc.                                16,254  2,251,016
#   Rollins, Inc.                                         10,554    520,734
    Roper Technologies, Inc.                               3,566  1,000,584
    RPX Corp.                                              6,403     89,898
*   Rush Enterprises, Inc. Class A                         4,987    269,547
    Ryder System, Inc.                                     9,780    851,153
*   Saia, Inc.                                             3,500    264,425
#   Scorpio Bulkers, Inc.                                  5,386     40,934
#*  Sensata Technologies Holding NV                       20,099  1,130,569
#*  SiteOne Landscape Supply, Inc.                         5,469    416,519
#   Snap-on, Inc.                                          6,181  1,058,867
*   SP Plus Corp.                                          2,747    105,897
    Spartan Motors, Inc.                                   3,151     42,223
*   Sparton Corp.                                            143      3,290
    Spirit Aerosystems Holdings, Inc. Class A             16,164  1,654,547
*   SPX Corp.                                              2,883     90,094
*   SPX FLOW, Inc.                                         5,099    236,441
    Standex International Corp.                            1,282    134,546
    Stanley Black & Decker, Inc.                           6,000    997,380
    Steelcase, Inc. Class A                                9,934    154,474
*   Sterling Construction Co., Inc.                        1,372     19,139
    Sun Hydraulics Corp.                                   3,372    209,334
#*  Sunrun, Inc.                                           1,890     11,964
#*  Team, Inc.                                             3,960     67,320
*   Teledyne Technologies, Inc.                            5,163    985,720
#   Tennant Co.                                            1,764    118,894
    Terex Corp.                                           11,874    558,315
    Tetra Tech, Inc.                                       8,750    434,875
*   Textainer Group Holdings, Ltd.                         1,000     24,500
    Textron, Inc.                                         19,177  1,125,115
*   Thermon Group Holdings, Inc.                           3,145     72,901
    Timken Co. (The)                                       9,294    488,400
    Titan International, Inc.                              6,299     83,840
*   Titan Machinery, Inc.                                  1,852     39,799
    Toro Co. (The)                                        10,098    662,934
#   TransDigm Group, Inc.                                  3,121    989,076
*   TransUnion                                            11,077    657,531
*   Trex Co., Inc.                                         2,011    224,407
*   TriMas Corp.                                           4,787    127,334
*   TriNet Group, Inc.                                    12,710    557,588
    Trinity Industries, Inc.                              19,932    687,056
    Triton International, Ltd.                            14,233    549,394
#   Triumph Group, Inc.                                    7,373    214,923
*   TrueBlue, Inc.                                         5,931    162,213
*   Tutor Perini Corp.                                     6,203    153,524
*   Twin Disc, Inc.                                        1,000     29,480
    UniFirst Corp.                                         1,610    266,133
    Union Pacific Corp.                                    8,345  1,114,057
    United Parcel Service, Inc. Class B                   21,017  2,675,884
*   United Rentals, Inc.                                   9,511  1,722,537
    United Technologies Corp.                             38,829  5,358,790

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Industrials -- (Continued)
*   Univar, Inc.                                          20,795 $    620,939
    Universal Forest Products, Inc.                        3,975      148,387
    Universal Logistics Holdings, Inc.                     1,639       38,107
*   USA Truck, Inc.                                        1,300       26,208
#*  USG Corp.                                             10,209      394,680
    Valmont Industries, Inc.                               3,133      512,559
*   Vectrus, Inc.                                            888       26,995
*   Verisk Analytics, Inc.                                17,127    1,713,556
*   Veritiv Corp.                                          2,117       60,758
    Viad Corp.                                             2,443      138,762
    VSE Corp.                                              1,028       50,937
#   Wabash National Corp.                                  8,546      220,743
*   WABCO Holdings, Inc.                                   4,734      730,882
#   Wabtec Corp.                                           6,486      525,625
*   WageWorks, Inc.                                        1,495       90,522
    Watsco, Inc.                                           6,162    1,107,866
    Watts Water Technologies, Inc. Class A                 3,578      285,346
*   Welbilt, Inc.                                         14,303      318,957
    Werner Enterprises, Inc.                              10,293      418,925
*   Wesco Aircraft Holdings, Inc.                         10,282       73,516
*   WESCO International, Inc.                              8,438      575,050
#*  Willdan Group, Inc.                                      407        9,223
*   Willis Lease Finance Corp.                               474       12,798
    Woodward, Inc.                                         7,173      556,051
#   WW Grainger, Inc.                                      5,241    1,413,288
*   Xerium Technologies, Inc.                              1,949        8,517
#*  XPO Logistics, Inc.                                   13,761    1,299,589
    Xylem, Inc.                                           14,489    1,046,975
*   YRC Worldwide, Inc.                                    3,057       48,820
                                                                 ------------
Total Industrials                                                 181,610,345
                                                                 ------------
Information Technology -- (21.2%)
    Accenture P.L.C. Class A                              38,969    6,262,318
*   ACI Worldwide, Inc.                                   15,147      355,046
    Activision Blizzard, Inc.                             24,484    1,814,999
*   Actua Corp.                                            3,914       61,058
*   Acxiom Corp.                                           9,759      264,176
*   Adobe Systems, Inc.                                   18,536    3,702,751
    ADTRAN, Inc.                                           9,073      145,168
*   Advanced Energy Industries, Inc.                       4,110      292,344
*   Agilysys, Inc.                                         1,572       18,864
*   Akamai Technologies, Inc.                              8,362      560,170
    Alliance Data Systems Corp.                            4,669    1,198,346
*   Alpha & Omega Semiconductor, Ltd.                      2,166       36,367
*   Alphabet, Inc. Class A                                 8,402    9,933,012
*   Alphabet, Inc. Class C                                 8,898   10,410,126
    Amdocs, Ltd.                                           5,663      387,349
    American Software, Inc. Class A                        1,400       17,542
*   Amkor Technology, Inc.                                26,848      270,091
*   Amtech Systems, Inc.                                   1,892       18,977
    Analog Devices, Inc.                                   6,379      586,103
#*  ANGI Homeservices, Inc. Class A                        3,027       40,441

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Anixter International, Inc.                             4,444 $   371,963
*   ANSYS, Inc.                                             4,338     701,238
    Apple, Inc.                                           303,226  50,769,129
    Applied Materials, Inc.                                49,607   2,660,423
#*  Applied Optoelectronics, Inc.                             821      26,592
*   Arista Networks, Inc.                                   4,375   1,206,712
*   ARRIS International P.L.C.                             21,395     541,293
*   Arrow Electronics, Inc.                                 9,749     792,984
*   Aspen Technology, Inc.                                  9,457     732,445
#*  Asure Software, Inc.                                    1,020      15,504
#*  Atlassian Corp. P.L.C. Class A                          1,914     103,337
#*  Autodesk, Inc.                                          4,779     552,548
    Automatic Data Processing, Inc.                        24,239   2,996,668
*   AutoWeb, Inc.                                             864       7,137
#*  Avid Technology, Inc.                                   2,813      15,190
    Avnet, Inc.                                            15,527     659,897
*   Aware, Inc.                                               500       2,275
*   Axcelis Technologies, Inc.                              2,358      61,072
*   AXT, Inc.                                               2,116      16,716
    Badger Meter, Inc.                                      2,964     142,865
*   Barracuda Networks, Inc.                                6,331     174,419
*   Bazaarvoice, Inc.                                       5,937      32,654
    Bel Fuse, Inc. Class B                                    878      18,043
    Black Box Corp.                                         1,910       6,685
*   Black Knight, Inc.                                     12,277     607,711
#   Blackbaud, Inc.                                         3,818     365,841
*   Blackhawk Network Holdings, Inc.                        8,075     367,009
*   Blucora, Inc.                                           3,816      93,110
    Booz Allen Hamilton Holding Corp.                      17,703     693,604
*   Bottomline Technologies de, Inc.                        1,453      53,035
    Broadcom, Ltd.                                          8,047   1,995,897
    Broadridge Financial Solutions, Inc.                    9,288     895,456
    Brooks Automation, Inc.                                 8,242     229,952
    CA, Inc.                                               35,996   1,290,457
    Cabot Microelectronics Corp.                            2,168     220,898
*   CACI International, Inc. Class A                        3,602     506,261
*   Cadence Design Systems, Inc.                           18,324     822,015
*   CalAmp Corp.                                            2,229      54,566
*   Calix, Inc.                                             5,447      34,861
*   Carbonite, Inc.                                         2,593      65,344
*   Cardtronics P.L.C. Class A                              6,767     165,521
#*  Cars.com, Inc.                                          8,453     250,970
    Cass Information Systems, Inc.                          1,317      76,320
    CDK Global, Inc.                                        6,977     497,390
    CDW Corp.                                              11,301     845,202
*   Ciena Corp.                                            25,680     546,470
#*  Cimpress NV                                             3,052     388,855
    Cisco Systems, Inc.                                   195,255   8,110,893
*   Citrix Systems, Inc.                                   12,332   1,143,916
*   Clearfield, Inc.                                        1,200      15,540
#   ClearOne, Inc.                                            858       6,778
    Cognex Corp.                                            6,633     413,700
    Cognizant Technology Solutions Corp. Class A           20,400   1,590,792

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Information Technology -- (Continued)
*   Coherent, Inc.                                         1,979 $   513,590
    Cohu, Inc.                                             2,773      63,141
#*  CommerceHub, Inc. Series A                               479       9,685
*   CommerceHub, Inc. Series C                               958      18,480
*   CommScope Holding Co., Inc.                            1,933      74,672
*   Computer Task Group, Inc.                              2,600      13,520
    Comtech Telecommunications Corp.                       4,990     107,934
*   Conduent, Inc.                                        26,163     429,073
*   Control4 Corp.                                           973      26,378
    Convergys Corp.                                        8,022     186,672
*   CoreLogic, Inc.                                       12,018     569,172
*   CoStar Group, Inc.                                       483     167,171
*   Cray, Inc.                                             2,625      63,656
    CSG Systems International, Inc.                        4,766     215,280
    CSRA, Inc.                                            20,133     670,026
#*  CyberOptics Corp.                                        483       7,366
    Daktronics, Inc.                                       4,036      37,373
*   DHI Group, Inc.                                        2,357       4,243
#   Diebold Nixdorf, Inc.                                  3,154      58,191
*   Digi International, Inc.                               2,612      27,034
*   Diodes, Inc.                                           5,496     154,932
    Dolby Laboratories, Inc. Class A                       6,362     409,331
*   DSP Group, Inc.                                        1,896      24,838
    DST Systems, Inc.                                      7,820     651,953
    DXC Technology Co.                                    11,147   1,109,684
*   eBay, Inc.                                            45,597   1,850,326
#   Ebix, Inc.                                             2,775     227,828
*   EchoStar Corp. Class A                                 4,372     266,954
*   Electro Scientific Industries, Inc.                    2,000      46,840
*   Electronic Arts, Inc.                                 12,168   1,544,849
*   Electronics for Imaging, Inc.                          4,903     143,364
#*  Ellie Mae, Inc.                                        1,755     164,093
*   Emcore Corp.                                           1,184       7,992
#*  Endurance International Group Holdings, Inc.          18,895     156,829
    Entegris, Inc.                                        10,757     350,140
*   EPAM Systems, Inc.                                     5,013     588,927
*   ePlus, Inc.                                            1,542     119,042
*   Etsy, Inc.                                             6,017     112,879
*   Euronet Worldwide, Inc.                                6,824     640,569
*   ExlService Holdings, Inc.                              4,357     264,688
*   Extreme Networks, Inc.                                 9,379     140,966
*   F5 Networks, Inc.                                      5,859     846,860
*   Facebook, Inc. Class A                                89,044  16,641,433
    Fair Isaac Corp.                                       2,909     502,268
*   FARO Technologies, Inc.                                1,724      92,924
    Fidelity National Information Services, Inc.          18,299   1,873,086
#*  Finisar Corp.                                         16,676     299,501
#*  FireEye, Inc.                                         15,120     228,010
#*  First Data Corp. Class A                              43,044     761,879
*   Fiserv, Inc.                                          12,154   1,711,769
*   FleetCor Technologies, Inc.                            6,083   1,292,637
*   Flex, Ltd.                                            38,755     697,978
    FLIR Systems, Inc.                                     9,982     511,178

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   FormFactor, Inc.                                        4,492 $   64,460
*   Fortinet, Inc.                                          3,339    153,728
*   Frequency Electronics, Inc.                             1,723     16,265
#*  Gartner, Inc.                                           5,077    704,383
    Genpact, Ltd.                                          11,273    382,606
    Global Payments, Inc.                                   8,892    993,948
    GlobalSCAPE, Inc.                                       2,764      9,812
#*  Globant SA                                              1,200     54,528
#*  GoDaddy, Inc. Class A                                   9,247    510,712
#*  GrubHub, Inc.                                           3,867    279,391
*   GSI Technology, Inc.                                    2,247     18,043
#*  GTT Communications, Inc.                                9,048    417,565
#*  Guidewire Software, Inc.                                5,070    402,812
    Hackett Group, Inc. (The)                               4,000     64,040
#*  Harmonic, Inc.                                          9,882     36,069
*   IAC/InterActiveCorp                                     2,438    353,437
#*  Infinera Corp.                                         13,987     90,496
*   Insight Enterprises, Inc.                               4,619    171,457
*   Integrated Device Technology, Inc.                     10,591    316,671
    Intel Corp.                                           144,256  6,944,484
    InterDigital, Inc.                                      4,528    353,410
*   Internap Corp.                                            200      3,346
    International Business Machines Corp.                  48,603  7,956,311
*   inTEST Corp.                                            2,700     23,895
*   Intevac, Inc.                                           1,900     12,920
    Intuit, Inc.                                           15,513  2,604,633
*   IPG Photonics Corp.                                       118     29,730
*   Itron, Inc.                                             3,564    260,885
    j2 Global, Inc.                                         3,687    294,923
    Jabil, Inc.                                            17,553    446,373
    Jack Henry & Associates, Inc.                           5,406    673,912
    Juniper Networks, Inc.                                 20,669    540,494
*   Kemet Corp.                                             3,386     68,939
*   Key Tronic Corp.                                          334      2,395
*   Keysight Technologies, Inc.                             8,478    396,092
*   Kimball Electronics, Inc.                               1,907     35,280
    KLA-Tencor Corp.                                       13,923  1,528,745
#*  Kopin Corp.                                             5,600     18,592
*   Kulicke & Soffa Industries, Inc.                        8,480    195,125
*   KVH Industries, Inc.                                    1,119     12,365
#   Lam Research Corp.                                      9,083  1,739,576
*   Leaf Group, Ltd.                                        1,900     16,625
    Leidos Holdings, Inc.                                  14,011    933,133
*   Limelight Networks, Inc.                                9,772     42,801
*   Liquidity Services, Inc.                                2,301     11,045
    LogMeIn, Inc.                                           5,518    694,164
#*  Lumentum Holdings, Inc.                                 4,139    191,636
*   Luxoft Holding, Inc.                                    1,045     60,140
#*  MagnaChip Semiconductor Corp.                           3,441     43,013
*   Manhattan Associates, Inc.                              6,318    333,717
    ManTech International Corp. Class A                     2,846    148,191
*   Marchex, Inc. Class B                                   2,015      6,911
    Marvell Technology Group, Ltd.                         35,177    820,679

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Mastercard, Inc. Class A                               61,393 $10,375,417
#*  Match Group, Inc.                                       5,199     181,653
    MAXIMUS, Inc.                                           8,555     583,280
#*  MaxLinear, Inc.                                         5,498     141,793
#*  Meet Group, Inc.(The)                                   3,482       9,610
#   Mesa Laboratories, Inc.                                   200      28,302
    Methode Electronics, Inc.                               2,769     113,114
*   Microsemi Corp.                                        10,073     622,411
    Microsoft Corp.                                       293,979  27,930,945
*   MicroStrategy, Inc. Class A                             1,106     152,329
    MKS Instruments, Inc.                                   4,684     479,173
*   MoneyGram International, Inc.                           5,134      62,019
    Monotype Imaging Holdings, Inc.                         3,966      94,986
    Motorola Solutions, Inc.                                7,529     748,834
    MTS Systems Corp.                                       2,492     129,210
*   Nanometrics, Inc.                                         970      24,027
#   National Instruments Corp.                             11,520     575,309
*   NCR Corp.                                              12,651     474,539
    NetApp, Inc.                                           24,218   1,489,407
*   NETGEAR, Inc.                                           3,847     268,136
*   Netscout Systems, Inc.                                  6,614     188,499
    NIC, Inc.                                               5,323      88,362
*   Novanta, Inc.                                           3,173     183,717
*   Nuance Communications, Inc.                            31,928     568,638
    NVIDIA Corp.                                           32,395   7,962,691
#*  Oclaro, Inc.                                            7,232      42,958
    Oracle Corp.                                          127,918   6,599,290
#*  OSI Systems, Inc.                                       1,806     119,340
#*  Palo Alto Networks, Inc.                                2,053     324,107
*   PAR Technology Corp.                                    1,359      11,687
    Paychex, Inc.                                          18,730   1,278,322
#*  Paycom Software, Inc.                                   5,769     528,671
*   Paylocity Holding Corp.                                 2,054     107,404
*   PayPal Holdings, Inc.                                  36,785   3,138,496
    PC Connection, Inc.                                     2,867      75,115
*   PCM, Inc.                                                 600       5,310
#*  PDF Solutions, Inc.                                     2,200      30,096
    Pegasystems, Inc.                                       3,400     172,890
*   Perficient, Inc.                                        2,924      56,638
*   PFSweb, Inc.                                            1,693      12,494
*   Photronics, Inc.                                        6,810      57,204
    Plantronics, Inc.                                       4,028     237,612
*   Plexus Corp.                                              223      13,324
    Power Integrations, Inc.                                  628      46,912
*   PRGX Global, Inc.                                       1,900      14,440
    Progress Software Corp.                                 5,717     284,878
#*  Proofpoint, Inc.                                        1,000     102,020
*   PTC, Inc.                                               3,637     264,337
    QAD, Inc. Class A                                       1,155      49,781
    QUALCOMM, Inc.                                         89,371   6,099,571
*   Qualys, Inc.                                            3,100     193,750
*   QuinStreet, Inc.                                        3,300      30,789
*   RealNetworks, Inc.                                      2,200       6,820

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
*   RealPage, Inc.                                         7,021 $  349,295
*   Red Hat, Inc.                                          9,094  1,194,770
    Reis, Inc.                                               500     10,375
*   Ribbon Communications, Inc.                            4,779     33,357
    Richardson Electronics, Ltd.                             500      4,055
*   Rubicon Project, Inc. (The)                            3,297      6,330
*   Rudolph Technologies, Inc.                             3,224     84,469
#   Sabre Corp.                                           39,705    824,673
*   salesforce.com, Inc.                                  12,069  1,374,780
*   ScanSource, Inc.                                       3,841    131,362
    Science Applications International Corp.               6,756    517,847
*   Seachange International, Inc.                          5,000     16,650
*   Semtech Corp.                                          3,005    107,579
#*  ServiceNow, Inc.                                       3,519    523,874
*   ServiceSource International, Inc.                      4,898     16,653
*   Shutterstock, Inc.                                     1,512     66,921
*   Sigma Designs, Inc.                                    2,854     16,125
*   Silicon Laboratories, Inc.                             1,100    105,820
#*  Splunk, Inc.                                           3,364    310,733
#*  Square, Inc. Class A                                   7,503    351,966
    SS&C Technologies Holdings, Inc.                      15,528    780,748
*   Stamps.com, Inc.                                       2,350    479,047
*   StarTek, Inc.                                          1,400     17,500
#*  Stratasys, Ltd.                                        3,397     72,662
*   Super Micro Computer, Inc.                             4,918    112,253
*   Sykes Enterprises, Inc.                                6,556    203,367
    Symantec Corp.                                        13,395    364,746
#*  Synaptics, Inc.                                        2,318    100,462
#*  Synchronoss Technologies, Inc.                         5,296     42,580
    SYNNEX Corp.                                           5,938    728,771
*   Synopsys, Inc.                                         6,712    621,598
*   Syntel, Inc.                                           8,423    189,939
    Systemax, Inc.                                         1,666     51,729
#*  Tableau Software, Inc. Class A                         3,473    266,761
*   Take-Two Interactive Software, Inc.                   10,195  1,291,401
    TE Connectivity, Ltd.                                 10,184  1,044,166
*   Tech Data Corp.                                        4,839    485,207
*   TechTarget, Inc.                                       1,309     20,525
*   Telaria, Inc.                                         29,446    148,997
*   Telenav, Inc.                                          2,293     12,955
*   Teradata Corp.                                        21,127    855,643
    Teradyne, Inc.                                        17,472    800,916
    Tessco Technologies, Inc.                                626     13,741
    TiVo Corp.                                            15,131    211,077
    Total System Services, Inc.                           11,863  1,054,146
    TransAct Technologies, Inc.                              300      4,500
    Travelport Worldwide, Ltd.                            13,357    181,789
*   Travelzoo                                                800      4,960
*   Trimble, Inc.                                         12,869    567,523
    TTEC Holdings, Inc.                                    5,013    199,016
*   Twitter, Inc.                                         19,407    500,895
*   Tyler Technologies, Inc.                               1,700    342,567
#*  Ubiquiti Networks, Inc.                                6,969    562,189

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Information Technology -- (Continued)
#*  Ultimate Software Group, Inc. (The)                    1,024 $    238,479
*   Ultra Clean Holdings, Inc.                             1,982       42,990
*   VASCO Data Security International, Inc.                4,089       58,882
*   Veeco Instruments, Inc.                                3,733       62,154
#*  VeriFone Systems, Inc.                                15,634      276,409
*   Verint Systems, Inc.                                   5,727      239,102
#*  VeriSign, Inc.                                         3,682      423,135
#*  ViaSat, Inc.                                           5,082      384,301
*   Viavi Solutions, Inc.                                 12,892      110,613
*   Virtusa Corp.                                          3,344      149,209
#   Visa, Inc. Class A                                    98,925   12,289,453
*   Vishay Precision Group, Inc.                             335        9,179
#*  VMware, Inc. Class A                                   2,696      333,738
*   Web.com Group, Inc.                                    8,846      205,670
#   Western Union Co. (The)                               38,481      800,020
*   WEX, Inc.                                              5,694      881,488
#*  Workday, Inc. Class A                                  2,468      295,889
#*  Worldpay, Inc. Class A                                12,445      999,458
*   Xcerra Corp.                                           5,104       50,938
    Xerox Corp.                                           26,698      911,203
    Xilinx, Inc.                                          12,294      897,708
*   XO Group, Inc.                                         1,650       31,515
    Xperi Corp.                                            5,194      116,605
    YuMe, Inc.                                             2,900       10,614
*   Zebra Technologies Corp. Class A                       6,971      858,548
*   Zedge, Inc. Class B                                      894        2,714
*   Zillow Group, Inc. Class A                             2,300      103,017
#*  Zillow Group, Inc. Class C                             3,188      141,738
*   Zix Corp.                                              2,090        8,841
*   Zynga, Inc. Class A                                   97,627      349,505
                                                                 ------------
Total Information Technology                                      304,561,290
                                                                 ------------
Materials -- (3.3%)
    A Schulman, Inc.                                       3,805      148,395
*   AdvanSix, Inc.                                         2,820      111,277
*   AgroFresh Solutions, Inc.                              3,791       28,584
#   Albemarle Corp.                                        5,680      633,831
    American Vanguard Corp.                                6,217      131,490
    Ampco-Pittsburgh Corp.                                 1,800       24,480
#   AptarGroup, Inc.                                       9,886      864,234
    Ashland Global Holdings, Inc.                          8,307      603,005
    Avery Dennison Corp.                                  10,604    1,300,899
*   Axalta Coating Systems, Ltd.                          19,710      620,865
    Balchem Corp.                                          4,275      337,725
#   Ball Corp.                                            27,489    1,052,279
    Bemis Co., Inc.                                       17,908      837,020
*   Berry Global Group, Inc.                               9,903      586,159
    Boise Cascade Co.                                      5,049      224,428
    Celanese Corp. Series A                               11,253    1,217,125
    Chase Corp.                                            1,529      171,783
    Chemours Co. (The)                                    16,333      843,109
*   Clearwater Paper Corp.                                 2,428      114,237

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Materials -- (Continued)
*   Coeur Mining, Inc.                                    19,651 $  157,994
#   Compass Minerals International, Inc.                   3,978    289,996
*   Crown Holdings, Inc.                                  11,367    659,854
    Deltic Timber Corp.                                      400     37,808
    Domtar Corp.                                           8,140    418,070
    DowDuPont, Inc.                                       33,873  2,560,121
    Eastman Chemical Co.                                   7,935    786,993
    Ecolab, Inc.                                          20,556  2,830,150
*   Ferro Corp.                                           17,176    403,980
    Ferroglobe P.L.C.                                      7,336    106,079
    FMC Corp.                                              6,688    610,815
    FutureFuel Corp.                                       5,003     67,040
*   GCP Applied Technologies, Inc.                         9,264    309,418
    Graphic Packaging Holding Co.                         44,860    724,489
    Greif, Inc. Class A                                    5,653    334,205
    Greif, Inc. Class B                                    1,339     85,227
    Hawkins, Inc.                                          1,225     43,243
    Haynes International, Inc.                               347     12,423
    HB Fuller Co.                                          9,315    482,983
    Hecla Mining Co.                                      18,465     70,906
    Huntsman Corp.                                        32,062  1,108,383
*   Ingevity Corp.                                         4,455    323,210
    Innophos Holdings, Inc.                                2,662    123,171
    Innospec, Inc.                                         2,986    214,395
    International Flavors & Fragrances, Inc.               4,248    638,474
    International Paper Co.                               11,042    694,100
    KapStone Paper and Packaging Corp.                    11,999    415,645
    KMG Chemicals, Inc.                                    3,539    214,994
*   Koppers Holdings, Inc.                                 2,305    105,569
*   Kraton Corp.                                           4,065    204,307
#   Kronos Worldwide, Inc.                                10,711    294,017
*   Louisiana-Pacific Corp.                               22,838    676,233
*   LSB Industries, Inc.                                   1,000      8,490
    Materion Corp.                                         3,829    190,301
    Mercer International, Inc.                             6,875    101,063
    Minerals Technologies, Inc.                            4,788    359,818
    Mosaic Co. (The)                                      11,356    310,019
    Myers Industries, Inc.                                 3,900     81,900
    Neenah, Inc.                                           1,799    162,810
    NewMarket Corp.                                        1,300    516,867
    Newmont Mining Corp.                                  15,244    617,534
    Northern Technologies International Corp.                800     18,720
    Olin Corp.                                            23,818    887,935
*   OMNOVA Solutions, Inc.                                 5,800     63,800
    Packaging Corp. of America                             9,115  1,145,117
    PH Glatfelter Co.                                      6,681    156,068
*   Platform Specialty Products Corp.                     39,910    467,346
    PolyOne Corp.                                         14,835    644,729
    PPG Industries, Inc.                                  15,925  1,890,775
    Quaker Chemical Corp.                                  1,044    160,672
#   Rayonier Advanced Materials, Inc.                      5,936    112,309
    Reliance Steel & Aluminum Co.                         13,868  1,214,698
#   Royal Gold, Inc.                                       3,570    317,730

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
    RPM International, Inc.                                13,539 $   706,736
*   Ryerson Holding Corp.                                   1,143      11,430
    Schnitzer Steel Industries, Inc. Class A                3,502     119,768
#   Scotts Miracle-Gro Co. (The)                           15,936   1,438,543
#   Sealed Air Corp.                                       14,468     685,060
    Sensient Technologies Corp.                             4,995     358,891
    Sherwin-Williams Co. (The)                              7,180   2,994,850
    Silgan Holdings, Inc.                                  22,377     668,849
    Sonoco Products Co.                                    15,925     864,887
    Stepan Co.                                              3,143     246,474
    Synalloy Corp.                                            300       4,080
*   Trecora Resources                                         500       6,650
    Tredegar Corp.                                          2,773      50,885
    Trinseo SA                                              7,941     654,735
*   UFP Technologies, Inc.                                    760      22,154
*   Universal Stainless & Alloy Products, Inc.                601      15,488
#*  US Concrete, Inc.                                       1,620     126,117
    Valvoline, Inc.                                        13,726     338,346
    Vulcan Materials Co.                                    4,716     638,546
    Westlake Chemical Corp.                                 3,900     439,140
    WestRock Co.                                            6,380     425,099
    Worthington Industries, Inc.                            9,898     462,831
#   WR Grace & Co.                                          8,741     645,261
                                                                  -----------
Total Materials                                                    47,208,738
                                                                  -----------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                               8,184     217,040
#*  Altisource Portfolio Solutions SA                         510      14,280
*   CBRE Group, Inc. Class A                               29,407   1,343,606
    Consolidated-Tomoka Land Co.                              572      37,849
*   FRP Holdings, Inc.                                        837      41,808
    Griffin Industrial Realty, Inc.                           600      22,260
    HFF, Inc. Class A                                       7,882     387,873
*   Howard Hughes Corp. (The)                               2,123     267,413
    Jones Lang LaSalle, Inc.                                7,910   1,236,728
*   JW Mays, Inc.                                             248       9,449
    Kennedy-Wilson Holdings, Inc.                          20,598     365,614
*   Marcus & Millichap, Inc.                                6,835     223,163
*   Maui Land & Pineapple Co., Inc.                         8,512     117,040
    RE/MAX Holdings, Inc. Class A                           3,270     161,375
#   Realogy Holdings Corp.                                 19,187     527,834
    RMR Group, Inc. (The) Class A                           2,376     153,846
#*  St Joe Co. (The)                                        5,730     107,724
    Stratus Properties, Inc.                                  321       9,823
*   Tejon Ranch Co.                                         2,154      46,979
                                                                  -----------
Total Real Estate                                                   5,291,704
                                                                  -----------
Telecommunication Services -- (2.2%)
    AT&T, Inc.                                            309,969  11,608,339
    ATN International, Inc.                                 1,900     112,784
*   Boingo Wireless, Inc.                                  13,346     323,641
*   Cincinnati Bell, Inc.                                   5,521      95,237

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Telecommunication Services -- (Continued)
#   Cogent Communications Holdings, Inc.                   10,378 $   468,048
#   Consolidated Communications Holdings, Inc.             10,132     126,143
#   Frontier Communications Corp.                           5,677      46,495
*   General Communication, Inc. Class A                     4,689     196,610
*   Hawaiian Telcom Holdco, Inc.                            1,207      34,629
    IDT Corp. Class B                                       3,461      37,621
#*  Iridium Communications, Inc.                            3,706      47,066
*   ORBCOMM, Inc.                                           7,866      90,380
    Shenandoah Telecommunications Co.                      13,621     463,114
    Spok Holdings, Inc.                                     3,028      47,237
#*  Sprint Corp.                                           80,731     430,296
*   T-Mobile US, Inc.                                      22,482   1,463,578
    Telephone & Data Systems, Inc.                         13,555     371,814
*   United States Cellular Corp.                            3,492     127,004
    Verizon Communications, Inc.                          261,083  14,116,758
*   Vonage Holdings Corp.                                  37,967     424,851
#   Windstream Holdings, Inc.                               4,588       7,570
#*  Zayo Group Holdings, Inc.                              28,856   1,059,015
                                                                  -----------
Total Telecommunication Services                                   31,698,230
                                                                  -----------
Utilities -- (1.0%)
    American States Water Co.                               6,271     346,285
    American Water Works Co., Inc.                         15,169   1,261,606
#   Aqua America, Inc.                                     35,791   1,295,992
    Atmos Energy Corp.                                      8,329     690,474
    California Water Service Group                          9,934     404,314
    Chesapeake Utilities Corp.                              3,442     252,987
    Connecticut Water Service, Inc.                         3,157     167,479
    Consolidated Edison, Inc.                              14,087   1,132,031
    Consolidated Water Co., Ltd.                              163       2,184
    Eversource Energy                                      26,290   1,658,636
    Genie Energy, Ltd. Class B                                102         446
    Middlesex Water Co.                                     2,646      99,648
    New Jersey Resources Corp.                             16,898     655,642
    Northwest Natural Gas Co.                               4,458     255,666
#   NRG Yield, Inc. Class A                                 5,815     109,496
    NRG Yield, Inc. Class C                                10,478     198,034
    ONE Gas, Inc.                                           9,409     666,439
    Ormat Technologies, Inc.                                9,784     685,663
#   Pattern Energy Group, Inc. Class A                     14,947     308,207
    PG&E Corp.                                             21,560     914,791
    SJW Corp.                                               3,572     213,749
    South Jersey Industries, Inc.                          13,568     399,442
    Southwest Gas Holdings, Inc.                            6,001     441,554
#   Spire, Inc.                                             8,250     548,625
    UGI Corp.                                              11,483     525,577
    Unitil Corp.                                            1,602      70,824
    WGL Holdings, Inc.                                      6,472     545,072

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Utilities -- (Continued)
             York Water Co. (The)                          1,961 $       62,066
                                                                 --------------
Total Utilities                                                      13,912,929
                                                                 --------------
TOTAL COMMON STOCKS                                               1,365,820,430
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights            1,400          4,718
(degrees)*   Media General, Inc. Contingent Value
               Rights                                      7,656            766
(degrees)#*  Safeway Casa Ley Contingent Value Rights     10,882         11,044
(degrees)*   Safeway PDC, LLC Contingent Value Rights     10,882              3
TOTAL RIGHTS/WARRANTS                                                    16,531
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,365,836,961
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250%    1,558,066      1,558,066
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@         DFA Short Term Investment Fund            5,798,058     67,089,333
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $986,168,548)^^              $1,434,484,360
                                                                 ==============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  244,296,453          --   --    $  244,296,453
   Consumer Staples                 87,610,703          --   --        87,610,703
   Energy                           32,527,230          --   --        32,527,230
   Financials                      237,446,182 $     2,663   --       237,448,845
   Health Care                     179,653,963          --   --       179,653,963
   Industrials                     181,610,345          --   --       181,610,345
   Information Technology          304,561,290          --   --       304,561,290
   Materials                        47,208,738          --   --        47,208,738
   Real Estate                       5,291,704          --   --         5,291,704
   Telecommunication Services       31,698,230          --   --        31,698,230
   Utilities                        13,912,929          --   --        13,912,929
Rights/Warrants                             --      16,531   --            16,531
Temporary Cash Investments           1,558,066          --   --         1,558,066
Securities Lending Collateral               --  67,089,333   --        67,089,333
                                -------------- -----------   --    --------------
TOTAL                           $1,367,375,833 $67,108,527   --    $1,434,484,360
                                ============== ===========   ==    ==============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE++
                                                          ------- ----------
COMMON STOCKS -- (93.6%)

AUSTRALIA -- (4.9%)
    Adairs, Ltd.                                            7,029 $   11,894
#*  Ainsworth Game Technology, Ltd.                        11,413     19,412
    ALS, Ltd.                                              25,912    144,993
    Altium, Ltd.                                           10,258    125,769
#   AMA Group, Ltd.                                        13,922     12,326
#   Amaysim Australia, Ltd.                                24,391     41,203
    Amcor, Ltd.                                            71,960    841,439
    AMP, Ltd.                                             312,359  1,319,365
    Ansell, Ltd.                                            8,702    176,009
#   AP Eagers, Ltd.                                         5,098     33,352
    APA Group                                              52,346    338,877
    Appen, Ltd.                                             7,234     51,218
    ARB Corp., Ltd.                                         3,539     52,207
    Aristocrat Leisure, Ltd.                               19,408    372,903
    AUB Group, Ltd.                                         1,671     17,459
    Ausdrill, Ltd.                                         17,847     37,461
    Austal, Ltd.                                           31,692     46,115
#   Australia & New Zealand Banking Group, Ltd.            55,771  1,281,013
    Australian Finance Group, Ltd.                         11,264     15,441
    Australian Pharmaceutical Industries, Ltd.             40,511     48,801
*   Australian Property Systems, Ltd.                      22,623     83,190
    Australian Vintage, Ltd.                               64,647     25,472
    Auswide Bank, Ltd.                                      3,218     13,469
#   Automotive Holdings Group, Ltd.                        30,976     89,184
    Aveo Group                                             50,080    104,889
*   AWE, Ltd.                                              70,464     54,869
    Bank of Queensland, Ltd.                               35,943    358,047
    Bapcor, Ltd.                                            5,272     24,789
    Beach Energy, Ltd.                                    345,296    361,385
    Bell Financial Group, Ltd.                             28,791     18,196
*   Bellamy's Australia, Ltd.                               6,252     74,632
*   Billabong International, Ltd.                           7,680      6,073
#   Blackmores, Ltd.                                        2,053    256,796
    Boral, Ltd.                                            29,299    188,263
    Brambles, Ltd.                                         95,843    762,209
    Breville Group, Ltd.                                    9,888     97,756
    Brickworks, Ltd.                                        7,907     90,449
    BT Investment Management, Ltd.                         15,291    135,607
#   BWX, Ltd.                                               6,995     42,515
    Cabcharge Australia, Ltd.                              17,255     26,752
    Caltex Australia, Ltd.                                 25,047    701,065
*   Cardno, Ltd.                                           10,999     11,775
    carsales.com, Ltd.                                     18,945    228,840
*   Cash Converters International, Ltd.                    25,015      7,575
    Cedar Woods Properties, Ltd.                            7,609     38,476
    Challenger, Ltd.                                       57,391    629,080
    CIMIC Group, Ltd.                                       1,609     61,099
*   Clinuvel Pharmaceuticals, Ltd.                          2,590     18,370
    Coca-Cola Amatil, Ltd.                                 30,751    207,566
    Cochlear, Ltd.                                          4,720    658,775
    Codan, Ltd.                                             6,374     11,383

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Collection House, Ltd.                                 18,795 $   19,701
    Collins Foods, Ltd.                                     5,429     23,136
#   Commonwealth Bank of Australia                         57,740  3,663,363
    Computershare, Ltd.                                    48,660    653,150
#   Corporate Travel Management, Ltd.                       6,237    101,540
    Credit Corp. Group, Ltd.                                4,906     83,449
    Crown Resorts, Ltd.                                    16,367    174,462
#*  CSG, Ltd.                                              21,603      8,134
    CSL, Ltd.                                              11,362  1,335,936
    CSR, Ltd.                                              57,860    234,300
    Data#3, Ltd.                                            4,250      5,540
    Decmil Group, Ltd.                                     10,092      9,700
*   Domain Holdings Australia, Ltd.                        18,943     48,235
#   Domino's Pizza Enterprises, Ltd.                        4,869    187,750
    Downer EDI, Ltd.                                       58,811    317,577
    DuluxGroup, Ltd.                                       56,842    333,831
    DWS, Ltd.                                              10,135     13,184
    Eclipx Group, Ltd.                                     14,935     47,250
    Elders, Ltd.                                           10,015     63,292
#*  Energy Resources of Australia, Ltd.                     5,657      3,871
    EQT Holdings, Ltd.                                        700     11,239
    Estia Health, Ltd.                                      4,260     11,682
    Event Hospitality and Entertainment, Ltd.               4,728     51,708
    Fairfax Media, Ltd.                                   247,201    141,719
#   FlexiGroup, Ltd.                                       30,100     43,913
#   Flight Centre Travel Group, Ltd.                        5,027    206,544
    Fortescue Metals Group, Ltd.                          243,616    967,453
#*  Galaxy Resources, Ltd.                                 14,120     37,489
    Gateway Lifestyle                                      11,631     19,498
    Genworth Mortgage Insurance Australia, Ltd.            35,309     82,625
#   Greencross, Ltd.                                        5,260     26,994
    GUD Holdings, Ltd.                                      8,605     84,959
    GWA Group, Ltd.                                        21,997     49,889
    Hansen Technologies, Ltd.                              18,017     55,146
#   Harvey Norman Holdings, Ltd.                           78,630    285,478
    Healthscope, Ltd.                                      67,266    104,647
#   HT&E, Ltd.                                             30,427     41,475
    Iluka Resources, Ltd.                                  12,112     98,299
*   Imdex, Ltd.                                            15,311     12,963
    IMF Bentham, Ltd.                                      21,344     53,768
#   Independence Group NL                                  67,002    269,751
*   Infigen Energy                                        113,635     57,587
    Infomedia, Ltd.                                        21,693     15,193
    Insurance Australia Group, Ltd.                        95,375    555,452
    Integrated Research, Ltd.                               8,063     24,307
#   InvoCare, Ltd.                                          9,478    116,134
    IOOF Holdings, Ltd.                                    22,765    202,042
    IPH, Ltd.                                               6,249     27,845
    IRESS, Ltd.                                            13,631    131,578
#   iSelect, Ltd.                                          14,507     15,277
    iSentia Group, Ltd.                                    11,748     13,031
    IVE Group, Ltd.                                         8,393     14,795
    James Hardie Industries P.L.C.                         30,105    526,818

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
#   Japara Healthcare, Ltd.                                12,574 $   19,941
#   JB Hi-Fi, Ltd.                                         13,253    311,832
*   Karoon Gas Australia, Ltd.                             23,854     24,765
    LendLease Group                                        28,066    356,647
    Link Administration Holdings, Ltd.                     34,456    247,707
    Lovisa Holdings, Ltd.                                   1,941     12,247
*   Macmahon Holdings, Ltd.                                77,872     14,139
    Macquarie Atlas Roads Group                            53,941    249,562
    Macquarie Group, Ltd.                                  12,831  1,064,697
    Magellan Financial Group, Ltd.                         16,999    376,728
    McMillan Shakespeare, Ltd.                             12,863    181,638
    McPherson's, Ltd.                                       5,484      5,285
    Medibank Pvt, Ltd.                                    229,628    618,342
#   Melbourne IT, Ltd.                                      7,648     19,573
#*  Mesoblast, Ltd.                                        15,207     16,483
    Metals X, Ltd.                                         26,666     19,653
    Metcash, Ltd.                                         173,888    448,444
    Michael Hill International, Ltd.                       11,133     11,365
    Mineral Resources, Ltd.                                30,877    465,842
#   MNF Group, Ltd.                                         4,580     24,710
    Monadelphous Group, Ltd.                               13,853    195,866
    Mortgage Choice, Ltd.                                   6,312     12,131
    Mount Gibson Iron, Ltd.                                33,294     11,129
#   Myer Holdings, Ltd.                                    39,532     20,855
    MYOB Group, Ltd.                                       25,108     68,647
    National Australia Bank, Ltd.                          98,958  2,318,281
    Navigator Global Investments, Ltd.                      5,616     17,131
    Newcrest Mining, Ltd.                                  19,920    364,303
    nib holdings, Ltd.                                     39,103    211,297
    Nick Scali, Ltd.                                        2,037     11,540
    Nine Entertainment Co. Holdings, Ltd.                 117,431    158,903
    Northern Star Resources, Ltd.                          56,422    263,876
*   NRW Holdings, Ltd.                                     28,302     34,215
    Nufarm, Ltd.                                           34,583    221,715
    oOh!media, Ltd.                                        16,445     60,630
    Orica, Ltd.                                            40,676    627,387
    Orora, Ltd.                                           161,079    421,701
    OZ Minerals, Ltd.                                      34,317    257,981
    Pacific Current Group, Ltd.                             3,822     23,563
    Pact Group Holdings, Ltd.                              22,842     97,524
#*  Paladin Energy, Ltd.                                   41,883      1,424
    Peet, Ltd.                                             24,669     27,368
    Perpetual, Ltd.                                         3,321    139,985
#*  Perseus Mining, Ltd.                                   19,074      6,551
#   Platinum Asset Management, Ltd.                        21,752    145,688
*   PMP, Ltd.                                              36,901     13,972
#   Premier Investments, Ltd.                              10,323    122,329
    Primary Health Care, Ltd.                              49,378    144,581
    Prime Media Group, Ltd.                                65,486     16,283
    Pro Medicus, Ltd.                                       2,365     15,386
    QBE Insurance Group, Ltd.                              68,544    594,258
#   Qube Holdings, Ltd.                                    70,081    144,770
#*  Quintis, Ltd.                                          11,448      2,976

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
AUSTRALIA -- (Continued)
*   Ramelius Resources, Ltd.                               11,958 $  4,162
    Ramsay Health Care, Ltd.                                7,194  396,791
    RCR Tomlinson, Ltd.                                     9,433   30,738
    REA Group, Ltd.                                         5,384  319,845
    Reckon, Ltd.                                            5,948    7,252
    Reece, Ltd.                                             7,060   54,177
    Regis Healthcare, Ltd.                                  8,613   27,569
    Regis Resources, Ltd.                                  19,998   66,421
#   Reliance Worldwide Corp., Ltd.                         39,599  135,787
    Resolute Mining, Ltd.                                  82,044   77,663
#   Retail Food Group, Ltd.                                 6,557   10,314
    Ridley Corp., Ltd.                                     37,584   41,697
    Sandfire Resources NL                                  26,464  152,837
*   Saracen Mineral Holdings, Ltd.                         69,740   84,172
    Seek, Ltd.                                             54,954  865,080
#*  Senex Energy, Ltd.                                     26,881    8,097
    Service Stream, Ltd.                                   10,719   11,348
    Seven Group Holdings, Ltd.                             11,621  152,808
    Seven West Media, Ltd.                                157,414   71,501
    SG Fleet Group, Ltd.                                   10,158   34,383
#   Sigma Healthcare, Ltd.                                 60,338   43,606
#*  Silex Systems, Ltd.                                     1,748      563
#   Silver Chef, Ltd.                                       2,430   13,994
#*  Silver Lake Resources, Ltd.                             2,487      774
    Sims Metal Management, Ltd.                            28,575  377,837
    Sims Metal Management, Ltd. Sponsored ADR                 819   10,827
    Sirtex Medical, Ltd.                                    6,726  147,972
    SmartGroup Corp., Ltd.                                  3,728   33,306
    Sonic Healthcare, Ltd.                                 20,955  401,635
    Southern Cross Media Group, Ltd.                       95,549   90,269
    Spark Infrastructure Group                             80,919  150,767
    SpeedCast International, Ltd.                          20,207   88,896
    St Barbara, Ltd.                                       53,797  164,172
    Star Entertainment Grp, Ltd. (The)                     43,078  210,111
    Steadfast Group, Ltd.                                  32,845   73,212
    Suncorp Group, Ltd.                                    49,322  542,351
#*  Sundance Energy Australia, Ltd.                        49,981    3,746
#   Super Retail Group, Ltd.                               10,825   76,309
    Superloop, Ltd.                                        12,734   23,866
    Sydney Airport                                         25,034  137,372
#*  Syrah Resources, Ltd.                                  15,044   47,404
    Tabcorp Holdings, Ltd.                                111,381  463,650
    Tassal Group, Ltd.                                     21,937   69,338
    Technology One, Ltd.                                   24,280   96,121
    Thorn Group, Ltd.                                      17,790   12,567
*   Tiger Resources, Ltd.                                  41,785      836
#   TPG Telecom, Ltd.                                      50,863  260,409
    Transurban Group                                       64,189  621,445
    Treasury Wine Estates, Ltd.                            25,788  355,220
    Villa World, Ltd.                                       7,295   15,573
*   Virgin Australia Holdings, Ltd.                       109,700   23,729
    Virtus Health, Ltd.                                     5,434   22,834
    Vita Group, Ltd.                                       20,328   29,128

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
AUSTRALIA -- (Continued)
#   Vocus Group, Ltd.                                      42,519 $   102,266
    Webjet, Ltd.                                            9,394      77,264
#   Western Areas, Ltd.                                    36,435      96,704
*   Westgold Resources, Ltd.                               16,111      20,424
    Westpac Banking Corp.                                 101,833   2,537,165
    Westpac Banking Corp. Sponsored ADR                    12,660     316,500
    WiseTech Global, Ltd.                                   4,496      56,161
    Woolworths Group, Ltd.                                 56,507   1,227,259
*   WorleyParsons, Ltd.                                    39,995     467,317
    WPP AUNZ, Ltd.                                         25,450      19,269
                                                                  -----------
TOTAL AUSTRALIA                                                    45,407,158
                                                                  -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                    192      23,465
    ANDRITZ AG                                              6,386     383,376
    Atrium European Real Estate, Ltd.                      10,430      54,488
    BUWOG AG                                               10,479     376,643
    CA Immobilien Anlagen AG                                7,184     220,693
#   DO & CO AG                                                463      30,889
    Erste Group Bank AG                                     7,175     361,405
*   FACC AG                                                 1,759      44,755
    Flughafen Wien AG                                         372      16,367
#   IMMOFINANZ AG                                          77,189     197,779
    Kapsch TrafficCom AG                                      369      22,218
    Lenzing AG                                                501      63,747
    Mayr Melnhof Karton AG                                    341      53,529
    Oesterreichische Post AG                                3,015     143,602
    Palfinger AG                                              699      29,752
    POLYTEC Holding AG                                        633      14,768
#   Porr AG                                                   822      28,367
*   Raiffeisen Bank International AG                       11,917     512,283
    Rosenbauer International AG                               124       8,370
    S IMMO AG                                               4,544      85,062
*   Schoeller-Bleckmann Oilfield Equipment AG                 639      69,456
#   Semperit AG Holding                                     1,318      32,744
    Strabag SE                                                858      37,110
    Telekom Austria AG                                     15,213     147,066
    UNIQA Insurance Group AG                               15,921     196,100
    Vienna Insurance Group AG Wiener Versicherung Gruppe    4,838     171,665
    Voestalpine AG                                          6,381     414,478
    Wienerberger AG                                        12,254     334,384
#   Zumtobel Group AG                                       3,016      35,356
                                                                  -----------
TOTAL AUSTRIA                                                       4,109,917
                                                                  -----------
BELGIUM -- (1.1%)
#*  Ablynx NV                                               1,864     101,621
#   Ageas                                                  22,593   1,194,569
*   AGFA-Gevaert NV                                        23,139     116,164
    Atenor                                                    197      11,956
    Banque Nationale de Belgique                                8      30,025
    Barco NV                                                1,299     160,216
    Bekaert SA                                              5,806     263,758

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
BELGIUM -- (Continued)
#*  Biocartis NV                                           1,757 $   31,673
#   bpost SA                                               9,908    329,430
    Cie d'Entreprises CFE                                  1,066    153,937
    Cie Immobiliere de Belgique SA                            49      3,294
    Colruyt SA                                            11,620    643,289
    D'ieteren SA                                           2,715    126,799
    Deceuninck NV                                          4,912     18,600
    Econocom Group SA                                     12,277    102,479
    Elia System Operator SA                                2,704    166,171
*   Euronav NV                                             1,300     10,920
#   Euronav NV                                             2,543     21,661
    EVS Broadcast Equipment SA                             1,356     50,784
*   Fagron                                                 1,349     19,057
*   Galapagos NV(B07MXC1)                                    648     77,379
*   Galapagos NV(B07Q2V5)                                    817     97,026
    Gimv NV                                                  805     51,488
#   Ion Beam Applications                                    798     24,387
    Jensen-Group NV                                          213     11,366
    KBC Group NV                                          10,587  1,017,898
    Kinepolis Group NV                                     1,425    105,198
    Lotus Bakeries                                            23     61,683
    Melexis NV                                             1,846    194,400
#*  Nyrstar NV                                             3,261     26,455
    Ontex Group NV                                        10,394    307,104
    Orange Belgium SA                                      5,913    124,941
#   Picanol                                                   86      9,749
#   Proximus SADP                                         24,226    816,993
    Recticel SA                                            2,769     32,797
    Resilux                                                  110     20,283
    Sioen Industries NV                                      656     23,041
*   Telenet Group Holding NV                               5,995    461,190
    TER Beke SA                                               62     13,705
*   Tessenderlo Group SA                                   4,398    210,756
*   ThromboGenics NV                                       1,084      5,662
    UCB SA                                                12,434  1,083,780
    Umicore SA                                            27,656  1,455,924
    Van de Velde NV                                          515     27,413
                                                                 ----------
TOTAL BELGIUM                                                     9,817,021
                                                                 ----------
CANADA -- (6.9%)
*   5N Plus, Inc.                                          1,597      3,246
#   Absolute Software Corp.                                3,100     17,970
    Acadian Timber Corp.                                     600      9,263
    Aecon Group, Inc.                                      5,564     90,064
#*  Africa Oil Corp.                                      13,871     16,803
    Ag Growth International, Inc.                          1,000     46,220
    AGF Management, Ltd. Class B                           6,502     40,069
    Agnico Eagle Mines, Ltd.(2009823)                     12,298    581,805
    Agnico Eagle Mines, Ltd.(2009834)                      1,200     56,736
#   AGT Food & Ingredients, Inc.                           2,100     35,615
    Aimia, Inc.                                           40,823    123,133
#   AirBoss of America Corp.                                 900      7,500

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   Alacer Gold Corp.                                      31,310 $   54,474
    Alamos Gold, Inc. Class A(BYNBW45)                      4,666     27,905
    Alamos Gold, Inc. Class A(BZ3DNP6)                     25,715    154,081
#   Alaris Royalty Corp.                                    4,389     67,833
    Algoma Central Corp.                                      400      5,031
#   Algonquin Power & Utilities Corp.                      37,600    408,403
    Alimentation Couche-Tard, Inc. Class B                 22,170  1,159,870
    Altus Group, Ltd.                                       1,789     49,859
    Andrew Peller, Ltd. Class A                             4,800     59,863
*   Argonaut Gold, Inc.                                     4,400      9,158
#*  Asanko Gold, Inc.                                      10,852      9,970
*   ATS Automation Tooling Systems, Inc.                    7,150     96,728
#*  Aurora Cannabis, Inc.                                   6,604     62,819
    AutoCanada, Inc.                                        2,455     45,906
*   Avigilon Corp.                                          3,200     59,447
*   B2Gold Corp.                                           83,840    253,565
#   Badger Daylighting, Ltd.                                2,900     59,603
    Bank of Montreal(2076009)                              24,263  1,998,837
    Bank of Montreal(2073174)                               8,796    723,999
    Bank of Nova Scotia (The)(2957665)                      6,491    431,587
    Bank of Nova Scotia (The)(2076281)                     38,993  2,590,657
    Barrick Gold Corp.(2024677)                            40,137    577,170
    Barrick Gold Corp.(2024644)                             8,600    123,686
    BCE, Inc.(B188TH2)                                      3,508    164,047
#   BCE, Inc.(B188TJ4)                                      5,779    270,168
#   Bird Construction, Inc.                                 4,800     36,449
#   Black Diamond Group, Ltd.                               1,100      2,370
*   BlackBerry, Ltd.(BCBHZ42)                              20,049    253,820
*   BlackBerry, Ltd.(BCBHZ31)                               4,474     56,743
*   BlackPearl Resources, Inc.                             18,000     17,561
    BMTC Group, Inc.                                          900     12,417
*   Bombardier, Inc. Class A                               23,800     67,530
*   Bombardier, Inc. Class B                              196,596    556,223
    Boralex, Inc. Class A                                   9,800    188,351
    Brookfield Real Estate Services, Inc.                   1,000     13,805
    BRP, Inc.                                               2,687    111,106
    CAE, Inc.(2125097)                                      9,562    176,419
    CAE, Inc.(2162760)                                     46,008    849,091
#*  Calfrac Well Services, Ltd.                             6,016     33,797
    Calian Group, Ltd.                                        800     20,221
#   Callidus Capital Corp.                                    900      7,288
    Cameco Corp.(2166160)                                  24,420    224,743
    Cameco Corp.(2158684)                                  14,988    137,890
    Canaccord Genuity Group, Inc.                           6,570     34,613
    Canadian Imperial Bank of Commerce(2170525)            10,229  1,013,419
    Canadian Imperial Bank of Commerce(2418872)             4,702    465,592
#   Canadian Tire Corp., Ltd. Class A                       5,399    753,358
#   Canadian Western Bank                                   5,982    188,214
*   Canfor Corp.                                            8,714    204,389
    Canfor Pulp Products, Inc.                              4,200     49,615
#*  Canopy Growth Corp.                                     3,200     80,702
    CanWel Building Materials Group, Ltd.                   2,623     14,288
*   Capstone Mining Corp.                                  19,300     21,811

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
#   Cara Operations, Ltd.                                    900 $   19,712
    Cascades, Inc.                                         8,500    106,561
    CCL Industries, Inc. Class B                          19,075    912,343
*   Celestica, Inc.(2262659)                               5,029     50,793
*   Celestica, Inc.(2263362)                               4,122     41,656
*   Centerra Gold, Inc.                                   13,949     72,011
#   Cervus Equipment Corp.                                   900     10,639
#   CES Energy Solutions Corp.                            14,281     69,083
*   CGI Group, Inc. Class A(2411967)                      10,066    575,171
*   CGI Group, Inc. Class A(2159740)                       2,600    148,813
#   Chesswood Group, Ltd.                                  1,100     10,285
#*  China Gold International Resources Corp., Ltd.        28,871     57,507
#   CI Financial Corp.                                    26,200    630,717
#   Cineplex, Inc.                                         5,335    136,281
    Clearwater Seafoods, Inc.                              1,100      6,296
    Cogeco Communications, Inc.                            2,400    148,683
    Cogeco, Inc.                                             829     50,576
    Colliers International Group, Inc.(BYL7WD4)              200     12,110
    Colliers International Group, Inc.(BYL7SB4)            4,381    265,353
    Computer Modelling Group, Ltd.                         7,976     64,716
    Cona Resources, Ltd.                                   3,700      6,046
    Constellation Software, Inc.                           1,535    992,271
*   Continental Gold, Inc.                                 3,800     11,307
#*  Copper Mountain Mining Corp.                          14,100     14,444
    Corby Spirit and Wine, Ltd.                              700     12,737
#   Corus Entertainment, Inc. Class B                     19,452    133,476
    Cott Corp.(2228941)                                    7,313    121,835
    Cott Corp.(2228952)                                   11,072    184,713
#*  CRH Medical Corp.                                      3,800     11,400
#*  Delphi Energy Corp.                                    4,200      3,380
*   Descartes Systems Group, Inc. (The)                    1,900     53,756
*   Detour Gold Corp.                                     19,314    206,330
    DHX Media, Ltd.(BRF12P5)                               2,300      9,032
#   DHX Media, Ltd.(BRF12N3)                               3,721     14,551
    Dollarama, Inc.                                        5,672    775,542
    Dorel Industries, Inc. Class B                         4,228    106,009
*   DREAM Unlimited Corp. Class A                          9,100     57,781
*   Dundee Precious Metals, Inc.                           3,100      7,410
    E-L Financial Corp., Ltd.                                100     65,041
    ECN Capital Corp.                                     39,562    119,973
    Eldorado Gold Corp.                                   41,427     53,552
    Element Fleet Management Corp.                        16,220    109,452
    Empire Co., Ltd. Class A                              19,472    376,775
#   Enbridge Income Fund Holdings, Inc.                   12,482    284,042
    Enbridge, Inc.(2466149)                               12,853    470,545
    Enbridge, Inc.(2478906)                               46,555  1,705,310
#*  Endeavour Mining Corp.                                 5,328     98,380
#*  Endeavour Silver Corp.                                 7,913     18,914
#   Enercare, Inc.                                        11,350    182,892
    Enerflex, Ltd.                                        15,947    189,679
#*  Energy Fuels, Inc.                                       205        330
    Enghouse Systems, Ltd.                                 2,300    121,414
    Ensign Energy Services, Inc.                          28,144    168,406

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
#   Equitable Group, Inc.                                    800 $ 43,655
*   Essential Energy Services Trust                       12,100    7,181
    Evertz Technologies, Ltd.                              3,500   49,313
    Exco Technologies, Ltd.                                3,824   30,001
    Fairfax Financial Holdings, Ltd.                       1,606  844,782
    Fiera Capital Corp.                                    3,100   32,613
    Finning International, Inc.                           15,196  418,446
    Firm Capital Mortgage Investment Corp.                 4,100   42,867
    First Capital Realty, Inc.                            15,900  265,905
#   First National Financial Corp.                         1,800   41,766
    First Quantum Minerals, Ltd.                          22,928  341,867
    FirstService Corp.                                     4,115  274,066
#*  Fission Uranium Corp.                                 18,500   10,980
*   Fortuna Silver Mines, Inc.                            19,900   95,779
#   Freehold Royalties, Ltd.                               2,300   25,132
    Gamehost, Inc.                                           900    7,372
*   GDI Integrated Facility Services, Inc.                   900   12,220
#   Genworth MI Canada, Inc.                               5,691  195,437
    George Weston, Ltd.                                    7,975  698,428
    Gibson Energy, Inc.                                    9,078  131,077
#   Gluskin Sheff + Associates, Inc.                       3,700   47,619
#*  GMP Capital, Inc.                                      1,837    6,138
#   goeasy, Ltd.                                             500   15,533
    Goldcorp, Inc.(2676636)                               16,643  238,328
    Goldcorp, Inc.(2676302)                               15,040  215,329
*   Golden Star Resources, Ltd.                           31,800   25,854
#   Granite Oil Corp.                                      1,300    2,526
    Great-West Lifeco, Inc.                                8,700  246,005
    Guardian Capital Group, Ltd. Class A                   1,650   35,227
*   Guyana Goldfields, Inc.                               10,134   38,971
*   Heroux-Devtek, Inc.                                    2,177   24,956
    High Liner Foods, Inc.                                 1,530   17,178
#   Home Capital Group, Inc.                               4,800   66,732
#   Horizon North Logistics, Inc.                         14,000   18,780
    HudBay Minerals, Inc.(B05BDX1)                        17,516  150,096
    HudBay Minerals, Inc.(B05BQ98)                         6,494   55,848
#   Hudson's Bay Co.                                       8,725   75,688
    Hydro One, Ltd.                                       19,729  356,245
*   IAMGOLD Corp.                                         52,400  308,436
    IGM Financial, Inc.                                    8,200  292,867
#*  Imperial Metals Corp.                                  2,300    4,394
    Imvescor Restaurant Group, Inc.                        3,300   10,973
*   Indigo Books & Music, Inc.                             1,191   17,429
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                16,502  790,084
    Information Services Corp.                               900   12,893
    Innergex Renewable Energy, Inc.                       16,971  189,992
    Intact Financial Corp.                                 3,100  259,921
    Inter Pipeline, Ltd.                                  19,999  383,395
*   Interfor Corp.                                         8,142  154,301
*   Intertain Group, Ltd. (The)                            1,300   14,744
    Intertape Polymer Group, Inc.                          6,700  116,787
    Invesque, Inc.                                         1,200   10,980
#*  Iron Bridge Resources, Inc.                            7,100    3,319

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   Ivanhoe Mines, Ltd. Class A                            21,300 $   60,956
    Jean Coutu Group PJC, Inc. (The) Class A                5,900    116,273
    Just Energy Group, Inc.                                 9,022     38,509
    Keyera Corp.                                            4,265    120,009
*   Kinaxis, Inc.                                           2,080    140,070
*   Kinross Gold Corp.(496902404)                           7,386     31,981
*   Kinross Gold Corp.(B03Z841)                           147,085    638,564
    Kirkland Lake Gold, Ltd.                               17,436    262,816
#*  Klondex Mines, Ltd.                                    13,399     29,412
*   Knight Therapeutics, Inc.                              14,882     91,954
    KP Tissue, Inc.                                         1,100     11,993
#   Labrador Iron Ore Royalty Corp.                         5,500    118,496
    Lassonde Industries, Inc. Class A                         200     41,138
#   Laurentian Bank of Canada                               2,844    123,009
    Leon's Furniture, Ltd.                                  1,536     21,979
    Linamar Corp.                                           4,343    256,449
    Liquor Stores N.A., Ltd.                                3,828     38,591
    Loblaw Cos., Ltd.                                      11,307    612,500
    Lucara Diamond Corp.                                   24,814     51,444
#*  Lundin Gold, Inc.                                       2,900     12,024
    Lundin Mining Corp.                                    81,900    591,944
    Magellan Aerospace Corp.                                2,300     38,277
    Magna International, Inc.(2554475)                      8,200    468,400
#   Magna International, Inc.(2554549)                      2,799    159,963
#*  Mainstreet Equity Corp.                                   540     19,273
*   Major Drilling Group International, Inc.               14,500     75,683
    Mandalay Resources Corp.                                2,500        559
    Maxar Technologies, Ltd.(BZ4D3B1)                       5,558    350,741
    Maxar Technologies, Ltd.(BF92JD7)                       3,200    201,728
#   Medical Facilities Corp.                                3,100     38,763
    Melcor Developments, Ltd.                                 200      2,488
    Metro, Inc.                                            16,073    537,857
*   Mitel Networks Corp.                                    2,900     26,147
    Morguard Corp.                                            253     37,888
    Morneau Shepell, Inc.                                   8,101    151,021
    MTY Food Group, Inc.                                    1,500     64,646
    Mullen Group, Ltd.                                     18,589    227,300
    National Bank of Canada                                29,375  1,524,634
    Nevsun Resources, Ltd.(64156L101)                       3,438      7,048
    Nevsun Resources, Ltd.(2631486)                        10,809     22,585
    New Flyer Industries, Inc.                              4,778    225,576
*   New Gold, Inc.                                         62,498    189,018
*   Newalta Corp.                                           5,580      5,353
    Norbord, Inc.                                           3,900    148,961
    North American Energy Partners, Inc.                    1,900      9,120
    North West Co., Inc. (The)                              5,205    123,312
*   Nutrien, Ltd.(BDH3SB9)                                  6,759    353,773
*   Nutrien, Ltd.(BDRJLN0)                                 11,400    596,402
    OceanaGold Corp.                                       62,919    173,411
#   Open Text Corp.(2655657)                                8,020    274,685
    Open Text Corp.(2260824)                                5,600    191,766
    Osisko Gold Royalties, Ltd.                            12,800    143,818
    Pan American Silver Corp.(2703396)                     11,943    196,104

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
    Pan American Silver Corp.(2669272)                     4,500 $   73,902
#*  Paramount Resources, Ltd. Class A                     12,404    181,522
#   Parkland Fuel Corp.                                   15,997    375,214
    Pason Systems, Inc.                                   11,042    165,002
    Pembina Pipeline Corp.(B4PPQG5)                        6,974    237,883
    Pembina Pipeline Corp.(B4PT2P8)                        5,298    180,590
*   PHX Energy Services Corp.                              2,100      4,098
#   Pizza Pizza Royalty Corp.                              1,856     21,834
#*  Platinum Group Metals, Ltd.                            3,900      1,649
#   PrairieSky Royalty, Ltd.                              13,800    341,746
*   Precision Drilling Corp.(B5YPLH9)                     40,346    146,295
*   Precision Drilling Corp.(B5TQB99)                     12,221     44,362
*   Premier Gold Mines, Ltd.                              21,100     59,526
    Premium Brands Holdings Corp.                          2,600    226,179
    Quarterhill, Inc.                                      9,000     16,390
    Quebecor, Inc. Class B                                27,068    528,156
#*  Questerre Energy Corp. Class A                         7,500      5,671
    Reitmans Canada, Ltd. Class A                            700      2,487
    Restaurant Brands International, Inc.                  8,100    489,293
    Richelieu Hardware, Ltd.                               2,553     65,859
    Ritchie Bros Auctioneers, Inc.(2345390)                  462     15,028
    Ritchie Bros Auctioneers, Inc.(2202729)                2,286     74,341
    Rocky Mountain Dealerships, Inc.                       1,700     17,954
    Rogers Communications, Inc. Class B(2169051)           3,000    146,415
    Rogers Communications, Inc. Class B(2125268)          13,477    657,678
    Rogers Sugar, Inc.                                     5,000     25,407
    Royal Bank of Canada(2754383)                         31,679  2,712,547
    Royal Bank of Canada(2756196)                         15,119  1,295,245
    Russel Metals, Inc.                                    7,275    184,891
*   Sabina Gold & Silver Corp.                            10,300     16,748
#*  Sandstorm Gold, Ltd.                                  19,500    102,573
    Saputo, Inc.                                           7,864    270,637
#   Savaria Corp.                                          1,300     18,602
    Secure Energy Services, Inc.                          28,695    207,630
*   SEMAFO, Inc.                                          33,500     99,138
    Shaw Communications, Inc. Class B(2801836)            24,250    529,360
#   Shaw Communications, Inc. Class B(2591900)             9,322    203,499
    ShawCor, Ltd.                                          7,300    164,754
*   Sherritt International Corp.                          15,914     16,302
*   Shopify, Inc. Class A                                    689     88,137
#*  Sierra Wireless, Inc.(2585259)                           995     19,253
*   Sierra Wireless, Inc.(2418968)                         1,500     28,988
    Sleep Country Canada Holdings, Inc.                    4,005    106,540
    SNC-Lavalin Group, Inc.                               10,049    444,525
#*  Spin Master Corp.                                      4,165    179,569
    Sprott, Inc.                                          15,700     36,761
*   SSR Mining, Inc.                                       4,994     43,160
    Stantec, Inc.(2854238)                                 8,658    251,856
    Stantec, Inc.(B0G11S1)                                 2,509     72,886
*   Stars Group, Inc. (The)(BDG1MJ0)                      10,557    268,216
*   Stars Group, Inc. (The)(BDG1ML2)                       3,349     85,232
#   Stella-Jones, Inc.                                     3,071    129,307
    Stuart Olson, Inc.                                     1,000      5,106

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
CANADA -- (Continued)
#   Student Transportation, Inc.                            4,297 $    25,607
    Sun Life Financial, Inc.(2568283)                       8,453     366,607
    Sun Life Financial, Inc.(2566124)                      14,911     646,992
#*  SunOpta, Inc.(2836634)                                  3,796      28,090
*   SunOpta, Inc.(2817510)                                  5,100      37,732
    Superior Plus Corp.                                    20,735     201,787
    Tahoe Resources, Inc.(B4WHL92)                          1,089       4,781
    Tahoe Resources, Inc.(B5B9KV1)                         13,435      59,311
*   Tamarack Valley Energy, Ltd.                            5,100      11,776
*   Taseko Mines, Ltd.                                      5,100       9,039
    TELUS Corp.                                             4,708     177,258
*   Teranga Gold Corp.                                      4,340      11,926
    TFI International, Inc.                                 6,457     166,937
*   Theratechnologies, Inc.                                 2,700      17,451
    TMX Group, Ltd.                                         2,126     133,731
*   Torex Gold Resources, Inc.                              8,000      82,537
    Toromont Industries, Ltd.                               8,100     353,700
    Toronto-Dominion Bank (The)(2897222)                   32,240   1,961,136
    Toronto-Dominion Bank (The)(2042516)                   10,509     639,052
    Torstar Corp. Class B                                   1,400       1,844
    Total Energy Services, Inc.                             9,570     106,591
    Transcontinental, Inc. Class A                          7,800     157,712
*   TransGlobe Energy Corp.                                 3,755       5,556
*   Trevali Mining Corp.                                   15,000      19,756
*   Trican Well Service, Ltd.                              57,460     179,854
#   Tricon Capital Group, Inc.                             11,200      97,795
*   Trinidad Drilling, Ltd.                                43,458      62,184
*   Trisura Group, Ltd.                                       600      12,254
*   Turquoise Hill Resources, Ltd.                         41,527     126,607
    Uni-Select, Inc.                                        4,519      99,896
#   Valener, Inc.                                           4,200      76,385
    Wajax Corp.                                             3,200      57,834
    West Fraser Timber Co., Ltd.                            7,293     510,273
*   Western Energy Services Corp.                           3,100       3,226
    Western Forest Products, Inc.                          53,032     123,310
#   WestJet Airlines, Ltd.                                  1,100      22,009
    Westshore Terminals Investment Corp.                    8,853     181,163
    Wheaton Precious Metals Corp.(BDG1S92)                 13,665     295,027
    Wheaton Precious Metals Corp.(BF13KN5)                 11,900     257,059
    Winpak, Ltd.                                            3,011     109,106
    WSP Global, Inc.                                        8,345     404,088
*   Xtreme Drilling Corp.                                     500         907
    Yamana Gold, Inc.(2219279)                            116,483     402,482
    Yamana Gold, Inc.(2237646)                              1,399       4,813
*   Yangarra Resources, Ltd.                                5,600      21,535
#*  Yellow Pages, Ltd.                                      2,947      18,449
    ZCL Composites, Inc.                                    2,300      21,149
                                                                  -----------
TOTAL CANADA                                                       63,934,069
                                                                  -----------
DENMARK -- (2.2%)
    ALK-Abello A.S.                                           328      41,662
    Alm Brand A.S.                                          7,943      97,900

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
DENMARK -- (Continued)
#   Ambu A.S. Class B                                      11,450 $   245,775
*   Bang & Olufsen A.S.                                     3,097      83,172
    BankNordik P/F                                            744      13,663
#*  Bavarian Nordic A.S.                                    2,204      84,917
    Chr Hansen Holding A.S.                                15,827   1,382,825
    Coloplast A.S. Class B                                  4,493     399,436
    Columbus A.S.                                          10,720      27,107
    Danske Bank A.S.                                       29,578   1,201,070
    FLSmidth & Co. A.S.                                     5,451     321,033
*   Genmab A.S.                                               760     139,069
#   GN Store Nord A.S.                                     12,906     435,217
#   H Lundbeck A.S.                                         9,399     479,108
*   H+H International A.S. Class B                          1,128      27,416
    IC Group A.S.                                             435      10,276
    ISS A.S.                                               20,580     802,963
*   Jeudan A.S.                                               126      15,775
    Jyske Bank A.S.                                         7,378     426,519
    Matas A.S.                                              4,256      53,464
*   Nilfisk Holding A.S.                                    2,687     155,873
*   NKT A.S.                                                1,911      83,322
    NNIT A.S.                                               1,073      32,900
    Nordjyske Bank A.S.                                     1,141      22,673
    Novo Nordisk A.S. Class B                             105,320   5,845,086
#   Novo Nordisk A.S. Sponsored ADR                        14,665     813,908
#   Novozymes A.S. Class B                                 15,879     880,887
    Orsted A.S.                                             2,714     164,749
#   Pandora A.S.                                           12,257   1,161,534
    Per Aarsleff Holding A.S.                               2,674      91,950
    Ringkjoebing Landbobank A.S.                            1,770      97,588
    Royal Unibrew A.S.                                      5,293     321,669
    RTX A.S.                                                  814      21,541
    Schouw & Co., A.S.                                      1,372     138,869
    SimCorp A.S.                                            3,615     229,609
    Solar A.S. Class B                                      1,106      73,001
    Spar Nord Bank A.S.                                     5,938      70,741
    Sydbank A.S.                                            8,289     338,999
    TDC A.S.                                              111,043     741,166
*   TK Development A.S.                                     6,708       7,972
*   Topdanmark A.S.                                         7,106     339,479
    Tryg A.S.                                              13,908     338,452
    United International Enterprises                          187      40,388
    Vestas Wind Systems A.S.                               25,183   1,717,684
#*  William Demant Holding A.S.                            14,646     463,147
*   Zealand Pharma A.S.                                     1,645      27,879
                                                                  -----------
TOTAL DENMARK                                                      20,509,433
                                                                  -----------
FINLAND -- (1.5%)
    Ahlstrom-Munksjo Oyj                                    1,090      24,047
    Aktia Bank Oyj                                          2,985      35,588
    Alma Media Oyj                                          1,118      10,996
#   Amer Sports Oyj                                        13,291     375,224
#   Asiakastieto Group Oyj                                    569      15,938

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FINLAND -- (Continued)
    Aspo Oyj                                                1,052 $   13,129
    Atria Oyj                                                 677     10,448
*   BasWare Oyj                                               341     18,879
    Bittium Oyj                                             1,503     10,676
    Cargotec Oyj Class B                                    5,502    320,775
    Cramo Oyj                                               4,669    113,907
    Elisa Oyj                                              15,164    645,431
    F-Secure Oyj                                           12,351     59,910
    Fiskars Oyj Abp                                         2,051     61,009
    HKScan Oyj Class A                                      5,091     19,463
    Huhtamaki Oyj                                          14,263    608,875
    Kemira Oyj                                             11,422    161,698
    Kesko Oyj Class A                                         985     55,946
    Kesko Oyj Class B                                       9,855    574,793
#   Kone Oyj Class B                                       20,430  1,169,523
    Konecranes Oyj                                          6,629    336,539
    Lassila & Tikanoja Oyj                                  2,236     52,644
    Lehto Group Oyj                                         2,244     34,258
    Lemminkainen Oyj                                          586     17,373
    Metsa Board Oyj                                        25,106    228,419
    Metso Oyj                                              13,407    468,093
    Neste Oyj                                              19,027  1,316,843
    Nokia Oyj(5902941)                                    185,852    896,465
    Nokia Oyj(5946455)                                      4,241     20,278
#   Nokia Oyj Sponsored ADR                                20,507     98,639
    Nokian Renkaat Oyj                                      6,255    316,020
    Olvi Oyj Class A                                        1,161     41,951
    Oriola Oyj Class B                                     15,012     53,423
    Orion Oyj Class A                                       1,172     50,338
    Orion Oyj Class B                                      10,131    406,397
    Outokumpu Oyj                                          36,520    313,273
#*  Outotec Oyj                                            16,733    144,100
    Pihlajalinna Oyj                                          935     17,031
    Ponsse Oyj                                                919     29,678
*   Poyry Oyj                                                 706      4,559
    Raisio Oyj Class V                                     10,725     59,449
    Ramirent Oyj                                           11,559    116,018
    Revenio Group Oyj                                         516     23,722
    Sampo Oyj Class A                                      22,198  1,289,655
    Sanoma Oyj                                             10,217    132,454
    SRV Group OYJ                                           3,096     14,678
#*  Stockmann Oyj Abp Class B                               4,541     23,405
    Technopolis Oyj                                         9,399     47,342
    Teleste Oyj                                             1,086      9,652
    Tieto Oyj                                               6,158    214,056
    Tikkurila Oyj                                           1,578     31,691
    Tokmanni Group Corp.                                    2,643     24,776
    UPM-Kymmene Oyj                                        25,972    875,737
    Uponor Oyj                                              5,243    110,984
    Vaisala Oyj Class A                                       466     26,604
    Valmet Oyj                                             14,491    325,144
#   Wartsila Oyj Abp                                       17,177  1,173,513

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
FINLAND -- (Continued)
#   YIT Oyj                                               14,423 $   118,568
                                                                 -----------
TOTAL FINLAND                                                     13,770,024
                                                                 -----------
FRANCE -- (8.6%)
    ABC Arbitrage                                          2,990      24,721
    Aeroports de Paris                                     1,788     371,351
    Airbus SE                                             28,138   3,235,831
    Akka Technologies                                        800      50,220
    Albioma SA                                             4,094     106,642
    Alstom SA                                             11,614     509,442
    Altamir                                                1,314      25,623
    Alten SA                                               5,086     514,885
    Altran Technologies SA                                30,221     562,266
*   Amplitude Surgical SAS                                 1,872       8,407
    Amundi SA                                              2,658     250,806
#*  Antalis International SAS                                197         489
    April SA                                               1,239      24,911
    Arkema SA                                              7,608     971,260
    Assystem                                               1,783      66,594
    Atos SE                                               11,487   1,811,570
    Aubay                                                    396      18,891
    AXA SA                                                76,857   2,527,629
    AXA SA Sponsored ADR                                   2,900      95,410
    Axway Software SA                                        559      15,263
    Bastide le Confort Medical                               245      16,801
    Beneteau SA                                            2,567      68,319
    Bigben Interactive                                       313       4,729
    BioMerieux                                             3,636     344,239
    BNP Paribas SA                                        39,100   3,229,416
    Boiron SA                                                762      66,627
    Bollore SA                                            41,214     239,274
    Bonduelle SCA                                          1,523      80,294
    Bouygues SA                                           12,419     690,228
    Bureau Veritas SA                                     28,539     836,281
    Capgemini SE                                           6,058     804,141
    Carrefour SA                                          43,431   1,035,715
    Casino Guichard Perrachon SA                           6,846     400,009
*   Cegedim SA                                               320      16,420
    Chargeurs SA                                           2,377      78,655
    Christian Dior SE                                        820     317,492
    Cie des Alpes                                          1,185      51,175
    Cie Plastic Omnium SA                                  5,061     259,966
    CNP Assurances                                        12,331     316,042
*   Coface SA                                             12,381     139,171
    Credit Agricole SA                                    62,723   1,182,559
    Danone SA                                             22,807   1,962,917
    Dassault Aviation SA                                      89     148,718
    Dassault Systemes SE                                   9,830   1,133,230
    Dassault Systemes SE Sponsored ADR                     1,000     115,460
    Derichebourg SA                                        9,552      95,789
    Devoteam SA                                              548      54,330
    Edenred                                               35,334   1,140,332

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Eiffage SA                                             10,490 $1,271,756
#   Elior Group SA                                         10,362    238,491
    Essilor International Cie Generale d'Optique SA         7,402  1,050,823
*   Esso SA Francaise                                         533     34,163
    Eurofins Scientific SE                                  1,241    807,844
    Europcar Groupe SA                                      5,428     75,479
    Eutelsat Communications SA                             34,425    757,689
    Exel Industries Class A                                   192     28,245
    Faurecia                                               11,127    998,428
*   Fnac Darty SA                                           2,874    335,237
    Gaztransport Et Technigaz SA                              734     50,779
    Getlink SE                                             19,580    274,589
    GL Events                                               1,461     49,513
    Groupe Crit                                               565     53,920
    Groupe Open                                               640     27,958
    Guerbet                                                   573     57,267
    Haulotte Group SA                                       1,070     25,521
    Hermes International                                    1,705    942,442
*   ID Logistics Group                                        200     33,702
    Iliad SA                                                2,406    622,498
    Imerys SA                                               2,253    241,464
    Ingenico Group SA                                       8,611    980,140
    Interparfums SA                                           960     44,849
    Ipsen SA                                                3,965    555,241
    IPSOS                                                   3,193    121,968
    Jacquet Metal Service                                   1,384     51,384
    JCDecaux SA                                             3,132    135,498
    Kaufman & Broad SA                                      1,454     75,873
#   Kering                                                  1,885    954,839
    Korian SA                                               3,950    127,171
    L'Oreal SA                                             15,117  3,435,404
    Lagardere SCA                                          15,872    495,006
    Laurent-Perrier                                           107     12,750
    Lectra                                                  2,106     59,497
    Legrand SA                                             12,159  1,011,602
    Linedata Services                                         313     14,694
    LISI                                                    2,166    104,368
    LNA Sante SA                                              374     25,589
    LVMH Moet Hennessy Louis Vuitton SE                    14,773  4,627,658
    Maisons France Confort SA                                 226     16,304
    Manitou BF SA                                             582     24,852
    Mersen SA                                                 738     36,009
    Metropole Television SA                                 8,229    223,892
    MGI Coutier                                             1,450     63,807
    Natixis SA                                             70,390    640,962
    Neopost SA                                              3,936    117,204
    Nexans SA                                               3,431    208,105
    Nexity SA                                               5,947    358,345
*   NRJ Group                                                 962     10,821
    Oeneo SA                                                4,375     57,349
#*  Onxeo SA                                                3,372      7,477
    Orange SA                                             109,090  1,971,221
#   Orange SA Sponsored ADR                                 5,900    107,203

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    Orpea                                                  5,465 $  682,067
#*  Parrot SA                                              1,931     19,489
    Pernod Ricard SA                                       3,873    616,809
    Peugeot SA                                            97,275  2,184,923
#   Plastivaloire                                          1,658     37,717
    Publicis Groupe SA                                    13,137    907,865
#   Rallye SA                                              2,863     52,536
#*  Recylex SA                                               633     10,638
    Renault SA                                            13,322  1,463,196
    Rexel SA                                              59,055  1,063,848
    Robertet SA                                               26     13,450
    Rubis SCA                                             12,932    953,755
    Safran SA                                             14,178  1,601,847
    Samse SA                                                   4        844
    Sanofi                                                25,164  2,220,763
    Sartorius Stedim Biotech                               2,358    204,261
    Savencia SA                                              591     60,028
    Schneider Electric SE(4834108)                        18,239  1,708,945
    Schneider Electric SE(B11BPS1)                           278     26,070
    SCOR SE                                               25,607  1,146,119
    SEB SA                                                 1,533    316,721
    Seche Environnement SA                                   246      9,463
#*  Sequana SA                                               986      1,006
    SES SA                                                45,800    714,710
    Societe BIC SA                                         2,044    234,068
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                               162     10,572
    Societe Generale SA                                   28,144  1,635,660
#   Sodexo SA                                              6,557    840,489
#*  Solocal Group                                         73,131     90,667
    Somfy SA                                                 360     40,119
    Sopra Steria Group                                     2,731    554,244
    SPIE SA                                               10,124    251,590
*   Ste Industrielle d'Aviation Latecoere SA              11,328     77,771
    Stef SA                                                  339     41,645
    Suez                                                  34,554    515,081
    Sword Group                                              269     12,432
    Synergie SA                                            1,254     74,675
    Tarkett SA                                             3,836    149,968
    Technicolor SA                                        28,227    105,477
    Teleperformance                                        6,811  1,032,232
    Television Francaise 1                                17,258    258,847
    Tessi SA                                                  91     21,525
    Thales SA                                              6,933    777,145
    Thermador Groupe                                         126     20,118
#   Total Gabon                                               24      4,634
    Trigano SA                                             1,235    239,740
*   Ubisoft Entertainment SA                              10,719    917,371
    Union Financiere de France BQE SA                        355     13,678
    Valeo SA                                              10,103    795,497
#*  Vallourec SA                                          44,192    302,649
#*  Valneva SE                                               115        517
    Vetoquinol SA                                            192     12,925
    VIEL & Cie SA                                            300      2,002

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
FRANCE -- (Continued)
    Vilmorin & Cie SA                                        756 $    82,648
    Vinci SA                                              22,729   2,456,522
*   Virbac SA                                                170      26,124
    Vivendi SA                                            24,427     715,689
    Vranken-Pommery Monopole SA                              215       6,377
*   Worldline SA                                           4,754     268,767
#   Zodiac Aerospace                                       8,838     274,658
                                                                 -----------
TOTAL FRANCE                                                      79,556,623
                                                                 -----------
GERMANY -- (7.2%)
    1&1 Drillisch AG                                       3,292     273,841
    Aareal Bank AG                                         7,180     362,965
    Adidas AG                                             10,502   2,440,403
*   ADLER Real Estate AG                                   2,634      42,323
    ADO Properties SA                                        635      34,215
#*  ADVA Optical Networking SE                             3,656      30,857
*   AIXTRON SE                                             8,041     121,475
    Allgeier SE                                              500      16,902
    Allianz SE                                            15,906   4,023,044
    Allianz SE Sponsored ADR                              10,000     253,200
    Amadeus Fire AG                                          580      59,807
    Atoss Software AG                                        148      15,903
    Aurubis AG                                             5,923     622,408
    Axel Springer SE                                       5,797     509,426
    BASF SE                                               37,305   4,375,044
    Basler AG                                                 86      21,529
    Bauer AG                                               1,372      42,100
    Bayerische Motoren Werke AG                           17,859   2,039,982
    BayWa AG                                               2,006      77,802
    Bechtle AG                                             2,300     209,767
    Beiersdorf AG                                          5,226     619,622
    Bertrandt AG                                             737      94,520
    Bijou Brigitte AG                                        249      15,427
    Bilfinger SE                                           4,468     209,721
    Borussia Dortmund GmbH & Co. KGaA                      8,658      61,501
    Brenntag AG                                           19,612   1,273,173
    CANCOM SE                                              1,080     102,035
    Carl Zeiss Meditec AG                                  1,743     114,088
    CECONOMY AG                                           19,030     274,351
    CENIT AG                                                 504      13,914
    CENTROTEC Sustainable AG                                 845      16,053
    Cewe Stiftung & Co. KGAA                                 719      78,307
    Comdirect Bank AG                                      2,270      32,756
*   Commerzbank AG                                        48,954     807,783
    CompuGroup Medical SE                                  4,307     272,781
*   Constantin Medien AG                                   3,713      10,511
    Continental AG                                         2,979     894,915
    Covestro AG                                            6,871     791,197
    CropEnergies AG                                        1,674      15,129
    CTS Eventim AG & Co. KGaA                              5,204     260,200
    Daimler AG                                            49,290   4,514,308
    Delticom AG                                               86       1,215

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
    Deutsche Bank AG(5750355)                             28,276 $  520,297
    Deutsche Bank AG(D18190898)                           30,192    553,721
    Deutsche Beteiligungs AG                               1,219     75,241
    Deutsche Boerse AG                                     8,165  1,049,333
    Deutsche EuroShop AG                                   4,395    172,688
    Deutsche Pfandbriefbank AG                             6,342    117,223
    Deutsche Post AG                                      25,276  1,193,897
    Deutsche Telekom AG                                   90,852  1,593,547
    Deutsche Telekom AG Sponsored ADR                      6,013    105,468
    Deutsche Wohnen SE                                    18,071    817,106
    Deutz AG                                               8,957     83,173
*   Dialog Semiconductor P.L.C.                            9,794    298,597
    DIC Asset AG                                           6,925     88,935
    Diebold Nixdorf AG                                       564     49,992
    DMG Mori AG                                            2,478    146,892
    Dr Hoenle AG                                             323     20,849
    Draegerwerk AG & Co. KGaA                                245     18,700
    Duerr AG                                               3,171    436,862
    Eckert & Ziegler AG                                      531     24,692
    Elmos Semiconductor AG                                 1,078     31,928
#   ElringKlinger AG                                       2,297     53,356
*   Euromicron AG                                          1,190     12,145
    Evonik Industries AG                                   4,699    185,682
*   Evotec AG                                              2,859     52,207
    Fielmann AG                                            1,754    153,579
    Fraport AG Frankfurt Airport Services Worldwide        2,375    281,196
    Freenet AG                                            11,211    429,899
    Fresenius Medical Care AG & Co. KGaA                   9,671  1,114,697
    Fresenius Medical Care AG & Co. KGaA ADR               6,891    396,301
    Fresenius SE & Co. KGaA                               15,083  1,320,162
    Fuchs Petrolub SE                                      3,256    165,344
    GEA Group AG                                           9,486    471,807
    Gerry Weber International AG                           3,580     39,717
    Gesco AG                                                 633     24,219
    GFT Technologies SE                                    1,964     31,278
    Grammer AG                                             1,702    107,226
    GRENKE AG                                                848    101,132
*   H&R GmbH & Co. KGaA                                    1,557     27,583
    Hamburger Hafen und Logistik AG                        2,202     61,491
    Hannover Rueck SE                                      2,208    301,975
*   Hapag-Lloyd AG                                           464     19,247
*   Heidelberger Druckmaschinen AG                        33,453    120,932
    Hella GmbH & Co KGaA                                   2,600    185,283
    Henkel AG & Co. KGaA                                   2,733    342,102
    Hochtief AG                                              983    177,768
*   HolidayCheck Group AG                                  3,765     14,020
    Hornbach Baumarkt AG                                   1,036     39,786
    Hugo Boss AG                                           7,391    678,814
    Indus Holding AG                                       2,903    230,441
    Innogy SE                                             23,624    900,616
    Isra Vision AG                                           197     45,857
    Jenoptik AG                                            4,264    176,976
#   K+S AG                                                21,443    602,646

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
    KION Group AG                                          7,656 $  703,699
    Kloeckner & Co. SE                                     9,862    130,782
    Koenig & Bauer AG                                      1,638    134,267
#   Krones AG                                              1,520    212,414
    KWS Saat SE                                              254    107,230
    Lanxess AG                                             5,975    521,760
    LEG Immobilien AG                                      6,141    693,047
    Leifheit AG                                              566     20,004
    Leoni AG                                               3,481    267,304
*   LPKF Laser & Electronics AG                            1,858     19,839
    MAN SE                                                   658     78,286
*   Manz AG                                                  207      8,885
    Merck KGaA                                             3,946    431,925
#*  METRO AG                                              29,679    645,467
    MLP SE                                                 7,307     51,483
    MTU Aero Engines AG                                    7,483  1,341,467
    Muenchener Rueckversicherungs-Gesellschaft AG          5,875  1,382,191
    Nemetschek SE                                          1,851    182,369
#   Nexus AG                                                 714     23,888
#*  Nordex SE                                              6,250     82,624
    Norma Group SE                                         4,205    331,209
    OHB SE                                                   906     52,133
    OSRAM Licht AG                                         4,737    414,030
    paragon AG                                               163     16,781
*   Patrizia Immobilien AG                                 3,387     84,831
    Pfeiffer Vacuum Technology AG                            587    116,388
    PNE Wind AG                                            7,350     28,326
    ProSiebenSat.1 Media SE                               32,984  1,263,607
    Puma SE                                                   82     34,579
*   QIAGEN NV(BYXS699)                                    11,715    391,830
#*  QIAGEN NV(N72482123)                                   2,224     74,488
    QSC AG                                                15,912     29,677
    R Stahl AG                                               392     14,751
    Rational AG                                              339    238,461
    Rheinmetall AG                                         4,774    675,760
    RHOEN-KLINIKUM AG                                      1,767     69,580
    RIB Software SE                                        2,262     76,556
    RTL Group SA                                           2,407    204,082
    S&T AG                                                 4,187    115,154
    SAF-Holland SA                                         3,010     70,639
    Salzgitter AG                                          2,193    132,458
    SAP SE                                                 8,509    962,713
    SAP SE Sponsored ADR                                  13,319  1,508,377
*   Schaltbau Holding AG                                     344     12,003
    Schloss Wachenheim AG                                    848     21,899
    Secunet Security Networks AG                             212     25,259
    SHW AG                                                   515     22,405
    Siemens AG                                            18,943  2,875,624
    Siemens AG Sponsored ADR                               5,574    425,018
    Sixt Leasing SE                                        2,338     55,429
    Sixt SE                                                2,221    229,464
    SMA Solar Technology AG                                  983     53,514
    Software AG                                            2,010    109,097

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    Stabilus SA                                             1,358 $   131,646
    STRATEC Biomedical AG                                     318      28,932
    Stroeer SE & Co. KGaA                                   4,817     371,246
*   SUESS MicroTec SE                                       1,680      33,479
    Symrise AG                                             21,251   1,780,876
    TAG Immobilien AG                                      14,845     293,442
    Takkt AG                                                3,790     105,492
*   Talanx AG                                               2,870     127,068
*   Tele Columbus AG                                          755       8,470
    Telefonica Deutschland Holding AG                      24,812     125,421
    ThyssenKrupp AG                                         7,315     230,313
    TLG Immobilien AG                                       7,383     207,894
*   Tom Tailor Holding SE                                   2,068      29,071
    Uniper SE                                              10,469     312,532
    United Internet AG                                     11,451     835,475
    VERBIO Vereinigte BioEnergie AG                         3,351      30,631
    Vonovia SE                                             18,220     898,486
*   Vossloh AG                                                778      42,779
#   VTG AG                                                    871      45,095
    Wacker Chemie AG                                        1,909     383,044
    Wacker Neuson SE                                        2,754     112,838
    Washtec AG                                                816      70,626
    Wirecard AG                                             4,274     532,877
    Wuestenrot & Wuerttembergische AG                       3,204      95,958
    XING SE                                                   292     102,131
*   Zalando SE                                              1,890     110,777
    Zeal Network SE                                           920      28,551
                                                                  -----------
TOTAL GERMANY                                                      67,161,328
                                                                  -----------
HONG KONG -- (2.0%)
    Aeon Credit Service Asia Co., Ltd.                     28,000      22,291
    AIA Group, Ltd.                                       460,200   3,930,798
    Allied Properties HK, Ltd.                            150,000      31,967
    APT Satellite Holdings, Ltd.                           29,250      13,776
    Asia Satellite Telecommunications Holdings, Ltd.        3,000       2,673
    Asia Standard International Group, Ltd.                80,000      22,416
    ASM Pacific Technology, Ltd.                           23,200     315,996
#   Associated International Hotels, Ltd.                   4,000      13,080
#   Bank of East Asia, Ltd. (The)                          27,983     120,793
*   Beijing Gas Blue Sky Holdings, Ltd.                   176,000      13,273
    BOC Aviation, Ltd.                                      5,300      31,122
    BOC Hong Kong Holdings, Ltd.                          139,000     708,908
    BOE Varitronix, Ltd.                                   23,000      12,054
#   Bright Smart Securities & Commodities Group, Ltd.      72,000      27,528
*   Brightoil Petroleum Holdings, Ltd.                    229,000      43,911
#*  Cathay Pacific Airways, Ltd.                           32,000      50,713
    Century City International Holdings, Ltd.             232,000      22,807
    China Motor Bus Co., Ltd.                               1,000      12,846
#*  China Strategic Holdings, Ltd.                        665,000       7,809
    Chinese Estates Holdings, Ltd.                         26,000      43,820
    Chong Hing Bank, Ltd.                                   6,000      13,002
    Chow Sang Sang Holdings International, Ltd.            24,000      58,027

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
HONG KONG -- (Continued)
    Chow Tai Fook Jewellery Group, Ltd.                      54,000 $ 60,440
    Chuang's Consortium International, Ltd.                  92,000   22,717
    CITIC Telecom International Holdings, Ltd.              159,000   47,856
    CK Asset Holdings, Ltd.                                  73,500  699,396
    CK Hutchison Holdings, Ltd.                              20,204  272,521
    CK Life Sciences Intl Holdings, Inc.                    286,000   22,469
    CNQC International Holdings, Ltd.                        37,500   14,130
#   Convenience Retail Asia, Ltd.                            66,000   31,748
#*  Convoy Global Holdings, Ltd.                            528,000   11,272
    Cowell e Holdings, Inc.                                  52,000   15,715
#   Cross-Harbour Holdings, Ltd. (The)                        9,000   14,746
#   CSI Properties, Ltd.                                    600,000   37,403
    CW Group Holdings, Ltd.                                  85,500   15,281
    Dah Sing Banking Group, Ltd.                             33,200   78,426
    Dah Sing Financial Holdings, Ltd.                        15,600  105,179
    Dickson Concepts International, Ltd.                      6,500    2,448
    Emperor Capital Group, Ltd.                             240,000   19,867
    Emperor International Holdings, Ltd.                    106,000   37,361
    Emperor Watch & Jewellery, Ltd.                         150,000    7,399
    Enerchina Holdings, Ltd.                                144,000   12,309
#*  Esprit Holdings, Ltd.                                   124,300   50,015
    Fairwood Holdings, Ltd.                                   4,500   18,708
    Far East Consortium International, Ltd.                  64,000   36,993
    FIH Mobile, Ltd.                                        171,000   50,993
*   First Shanghai Investments, Ltd.                        112,000   15,130
*   Freeman FinTech Corp., Ltd.                             240,000   30,648
#*  GCL New Energy Holdings, Ltd.                         1,312,000   95,356
#   Genting Hong Kong, Ltd.                                  96,000   21,759
    Get Nice Holdings, Ltd.                                 552,000   20,426
    Giordano International, Ltd.                            170,000   86,928
*   Global Brands Group Holding, Ltd.                       621,360   53,889
    Glorious Sun Enterprises, Ltd.                           21,000    2,447
    Goodbaby International Holdings, Ltd.                    21,000   12,939
    Great Eagle Holdings, Ltd.                                6,000   31,504
    Guoco Group, Ltd.                                         4,000   56,828
#   Guotai Junan International Holdings, Ltd.               152,000   55,169
#   Haitong International Securities Group, Ltd.            138,160   97,734
    Hang Lung Group, Ltd.                                    14,000   53,140
    Hang Seng Bank, Ltd.                                     23,800  565,473
    Hanison Construction Holdings, Ltd.                      17,806    3,521
    Harbour Centre Development, Ltd.                          9,000   17,352
    Henderson Land Development Co., Ltd.                     44,000  307,058
    HKBN, Ltd.                                              116,500  146,625
    HKR International, Ltd.                                  48,800   32,115
    HKT Trust & HKT, Ltd.                                   347,000  433,957
    Hon Kwok Land Investment Co., Ltd.                       26,000   16,624
    Hong Kong Aircraft Engineering Co., Ltd.                  2,800   17,328
#   Hong Kong Exchanges & Clearing, Ltd.                     23,480  885,799
#   Hongkong & Shanghai Hotels, Ltd. (The)                   38,500   59,185
    Hongkong Chinese, Ltd.                                   58,000   10,141
#*  Hsin Chong Group Holdings, Ltd.                         110,000      922
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.   176,000   71,464
    Hysan Development Co., Ltd.                              27,000  150,644

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
HONG KONG -- (Continued)
*   I-CABLE Communications, Ltd.                             80,392 $  2,237
    IGG, Inc.                                                87,000   96,501
    IT, Ltd.                                                 24,000   11,105
    ITC Properties Group, Ltd.                               12,000    4,197
    Johnson Electric Holdings, Ltd.                          40,000  163,221
    Karrie International Holdings, Ltd.                      74,000   12,099
    Kerry Logistics Network, Ltd.                            32,000   46,040
    Kerry Properties, Ltd.                                   47,500  227,163
#   Kingston Financial Group, Ltd.                          380,000  294,868
    Kowloon Development Co., Ltd.                            33,000   35,302
    L'Occitane International SA                              20,500   37,927
    Lai Sun Development Co., Ltd.                            30,600   54,738
    Lai Sun Garment International, Ltd.                       6,000   10,687
*   Landing International Development, Ltd.               1,740,000   77,455
    Li & Fung, Ltd.                                       1,061,360  540,687
    Lifestyle International Holdings, Ltd.                   36,500   55,016
    Liu Chong Hing Investment, Ltd.                          14,000   23,992
    Luk Fook Holdings International, Ltd.                    37,000  132,111
    Lung Kee Bermuda Holdings                                18,000    8,683
    Man Wah Holdings, Ltd.                                  139,600  148,484
*   Master Glory Group, Ltd.                                260,000    3,489
    Melco International Development, Ltd.                    92,000  275,431
    Melco Resorts & Entertainment, Ltd. ADR                   1,858   55,331
    MGM China Holdings, Ltd.                                 40,800  125,453
    Microport Scientific Corp.                               27,000   28,329
*   Midland Holdings, Ltd.                                   18,000    5,738
*   Midland IC&I, Ltd.                                        9,000      450
    Miramar Hotel & Investment                               11,000   23,501
    Modern Dental Group, Ltd.                                 3,000    1,000
    MTR Corp., Ltd.                                          21,000  120,101
    NagaCorp, Ltd.                                           94,000   76,760
    Nameson Holdings, Ltd.                                   26,000   10,584
*   NEW Concepts Holdings, Ltd.                              12,000    6,985
*   Newocean Energy Holdings, Ltd.                          164,000   41,369
#   NWS Holdings, Ltd.                                       72,242  140,412
    OP Financial Investments, Ltd.                           80,000   25,898
#   Pacific Textiles Holdings, Ltd.                          92,000   96,456
    Paliburg Holdings, Ltd.                                  52,000   22,867
    PCCW, Ltd.                                              505,000  290,837
    Pico Far East Holdings, Ltd.                             70,000   27,996
    Power Assets Holdings, Ltd.                              61,500  546,546
    Prada SpA                                                17,000   69,648
    Public Financial Holdings, Ltd.                          50,000   22,149
    Regal Hotels International Holdings, Ltd.                12,000    8,587
#   Regina Miracle International Holdings, Ltd.              43,000   38,743
    SA SA International Holdings, Ltd.                      105,000   45,573
    Samsonite International SA                               90,600  391,561
    SEA Holdings, Ltd.                                       13,170   26,772
    Singamas Container Holdings, Ltd.                        96,000   19,357
    Sitoy Group Holdings, Ltd.                               15,000    2,990
    SJM Holdings, Ltd.                                      105,000  104,706
#   SmarTone Telecommunications Holdings, Ltd.               47,500   55,298
#*  Solartech International Holdings, Ltd.                   20,000    1,706

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
HONG KONG -- (Continued)
#   Soundwill Holdings, Ltd.                               4,500 $     8,955
    Stella International Holdings, Ltd.                   24,000      34,765
#*  Summit Ascent Holdings, Ltd.                          60,000       6,751
    Sun Hung Kai & Co., Ltd.                              50,000      32,577
    Sun Hung Kai Properties, Ltd.                         50,207     868,021
    Swire Properties, Ltd.                                21,200      74,219
    TAI Cheung Holdings, Ltd.                             16,000      19,818
    Tao Heung Holdings, Ltd.                              83,000      15,709
    Techtronic Industries Co., Ltd.                       79,500     529,714
    Television Broadcasts, Ltd.                           32,100     114,531
#   Texwinca Holdings, Ltd.                               78,000      42,668
*   Tom Group, Ltd.                                       98,000      27,355
    Tradelink Electronic Commerce, Ltd.                   62,000      11,007
    Transport International Holdings, Ltd.                16,400      51,137
*   Trinity, Ltd.                                         12,000       1,175
#*  United Laboratories International Holdings, Ltd.
      (The)                                               34,000      29,713
    Value Partners Group, Ltd.                            44,000      55,910
*   Victory City International Holdings, Ltd.             41,042         960
    Vitasoy International Holdings, Ltd.                  62,000     158,528
#   VSTECS Holdings, Ltd.                                 74,400      39,552
    VTech Holdings, Ltd.                                  13,000     179,322
    Wharf Holdings, Ltd. (The)                            38,000     154,830
*   Wharf Real Estate Investment Co., Ltd.                38,000     262,558
    Wheelock & Co., Ltd.                                  73,000     570,906
                                                                 -----------
TOTAL HONG KONG                                                   18,542,924
                                                                 -----------
IRELAND -- (0.5%)
*   Bank of Ireland Group P.L.C.                          74,199     724,519
    C&C Group P.L.C.(B010DT8)                              1,711       6,480
    C&C Group P.L.C.(B011Y09)                             28,662     107,375
    Datalex P.L.C.                                         3,175      12,585
*   FBD Holdings P.L.C.                                    1,875      24,995
    Glanbia P.L.C.                                        12,734     217,784
    Kerry Group P.L.C. Class A                             4,917     523,443
    Kingspan Group P.L.C.                                 17,875     824,379
    Paddy Power Betfair P.L.C.(BWT6H89)                    7,221     838,001
    Paddy Power Betfair P.L.C.(BWXC0Z1)                      284      32,956
    Smurfit Kappa Group P.L.C.                            30,798   1,080,819
                                                                 -----------
TOTAL IRELAND                                                      4,393,336
                                                                 -----------
ISRAEL -- (0.4%)
*   ADO Group, Ltd.                                        1,114      22,205
*   Africa Israel Properties, Ltd.                           860      21,508
*   Airport City, Ltd.                                     5,661      72,850
    Albaad Massuot Yitzhak, Ltd.                             659      10,113
    Alrov Properties and Lodgings, Ltd.                      593      24,447
    Amot Investments, Ltd.                                10,828      64,713
    Arad, Ltd.                                             1,164      13,475
*   Arko Holdings, Ltd.                                   28,181      16,171
    Azrieli Group, Ltd.                                    1,545      84,091
    Bank Leumi Le-Israel BM                               84,829     520,693

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
ISRAEL -- (Continued)
    Bayside Land Corp.                                         67 $ 33,682
    Bezeq The Israeli Telecommunication Corp., Ltd.       111,657  184,037
    Big Shopping Centers, Ltd.                                450   30,458
    Blue Square Real Estate, Ltd.                             276   11,348
*   Brack Capital Properties NV                               237   28,109
*   Cellcom Israel, Ltd.                                    7,235   67,370
*   Clal Insurance Enterprises Holdings, Ltd.               2,798   54,399
*   Compugen, Ltd.                                          1,357    4,051
    Delek Automotive Systems, Ltd.                          4,240   32,926
    Delek Group, Ltd.                                         407   71,550
    Delta-Galil Industries, Ltd.                            1,210   42,806
    Direct Insurance Financial Investments, Ltd.            1,839   24,049
    Elbit Systems, Ltd.(6308913)                              747  112,824
    Elbit Systems, Ltd.(2311614)                              447   66,956
    Electra Consumer Products 1970, Ltd.                      508    8,789
    Electra, Ltd.                                             199   53,130
*   Evogene, Ltd.                                           1,229    4,561
    First International Bank Of Israel, Ltd.                5,867  132,366
    FMS Enterprises Migun, Ltd.                               305   12,054
    Formula Systems 1985, Ltd.                                947   40,976
    Fox Wizel, Ltd.                                           800   16,378
    Frutarom Industries, Ltd.                               3,334  347,557
    Harel Insurance Investments & Financial Services,
      Ltd.                                                 13,569  112,080
    Hilan, Ltd.                                               555   12,906
    IDI Insurance Co., Ltd.                                   731   52,836
    Inrom Construction Industries, Ltd.                     3,619   17,914
    Israel Chemicals, Ltd.                                 34,718  146,134
    Israel Land Development Co., Ltd. (The)                 1,502   17,172
*   Jerusalem Oil Exploration                               1,349   83,622
    Kerur Holdings, Ltd.                                      668   20,880
    Matrix IT, Ltd.                                         3,710   44,027
    Maytronics, Ltd.                                        5,335   29,452
    Melisron, Ltd.                                          2,595  116,020
    Menora Mivtachim Holdings, Ltd.                         3,350   48,635
    Migdal Insurance & Financial Holding, Ltd.             44,498   53,399
    Mivtach Shamir Holdings, Ltd.                             525   11,685
    Mizrahi Tefahot Bank, Ltd.                                833   16,213
    Neto ME Holdings, Ltd.                                    139   12,745
#   Nice, Ltd. Sponsored ADR                                1,749  159,334
    Nice, Ltd.                                              1,194  108,698
*   Nova Measuring Instruments, Ltd.                        1,928   52,442
*   NR Spuntech Industries, Ltd.                            3,315   11,629
    Oil Refineries, Ltd.                                  205,976   97,556
*   Partner Communications Co., Ltd.                        6,269   35,502
    Paz Oil Co., Ltd.                                         635  109,385
*   Phoenix Holdings, Ltd. (The)                            8,529   53,508
    Plasson Industries, Ltd.                                  227   12,790
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      546   32,007
    Scope Metals Group, Ltd.                                  502   15,461
    Shapir Engineering and Industry, Ltd.                   9,380   38,349
    Shikun & Binui, Ltd.                                   24,323   59,426
    Shufersal, Ltd.                                         8,890   64,000
    Summit Real Estate Holdings, Ltd.                       1,386   13,010

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
#   Teva Pharmaceutical Industries, Ltd. Sponsored ADR     12,456 $  254,227
*   Union Bank of Israel                                    2,519     14,246
                                                                  ----------
TOTAL ISRAEL                                                       4,157,932
                                                                  ----------
ITALY -- (2.9%)
    ACEA SpA                                                7,347    141,825
    Amplifon SpA                                            7,609    135,310
    Anima Holding SpA                                      21,852    183,341
*   Ansaldo STS SpA                                        12,460    188,687
*   Arnoldo Mondadori Editore SpA                          17,537     48,979
    Ascopiave SpA                                           6,766     29,819
#   Assicurazioni Generali SpA                            121,247  2,405,427
#   Astaldi SpA                                             6,533     22,314
#   Atlantia SpA                                           25,480    843,379
    Autogrill SpA                                           9,351    130,208
    Azimut Holding SpA                                      9,854    224,419
    Banca Generali SpA                                      5,761    215,791
    Banca IFIS SpA                                          3,287    156,408
#   Banca Mediolanum SpA                                   20,578    201,881
*   Banca Monte dei Paschi di Siena SpA                       519      2,436
    Banca Popolare di Sondrio SCPA                         39,230    158,462
    Banca Sistema SpA                                       7,802     22,775
#*  Banco BPM SpA                                         189,067    719,664
    Banco di Desio e della Brianza SpA                      2,917      8,408
    BasicNet SpA                                            3,053     14,203
    BE                                                      8,991     11,206
    Biesse SpA                                              1,067     59,966
#   BPER Banca                                             61,999    361,847
    Brunello Cucinelli SpA                                  2,647     88,739
    Cairo Communication SpA                                 7,543     34,848
*   Carraro SpA                                             4,563     23,628
#   Cembre SpA                                                378     11,000
    CIR-Compagnie Industriali Riunite SpA                  32,447     47,064
    CNH Industrial NV                                     117,575  1,738,545
    Credito Emiliano SpA                                    7,937     76,731
    Danieli & C Officine Meccaniche SpA                     1,273     36,375
#   Davide Campari-Milano SpA                              42,820    341,067
    De' Longhi SpA                                          4,772    160,536
    DeA Capital SpA                                        16,227     29,521
    DiaSorin SpA                                            1,902    183,998
    Ei Towers SpA                                           1,764    107,789
    El.En. SpA                                                545     20,024
    Enav SpA                                               17,659     92,422
#   Esprinet SpA                                            1,834     10,065
    Falck Renewables SpA                                   27,062     67,953
    Ferrari NV(BZ1GMK5)                                       393     46,963
    Ferrari NV(BD6G507)                                     6,840    816,021
    Fiat Chrysler Automobiles NV(N31738102)                 9,341    225,772
    Fiat Chrysler Automobiles NV(BRJFWP3)                  96,269  2,326,691
    Fila SpA                                                  947     24,113
#*  Fincantieri SpA                                        46,819     83,718

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
ITALY -- (Continued)
#   FinecoBank Banca Fineco SpA                              34,671 $  431,069
*   GEDI Gruppo Editoriale SpA                               14,144     11,209
#   Geox SpA                                                  8,302     28,319
    Gruppo MutuiOnline SpA                                    1,542     29,877
    Hera SpA                                                 87,267    318,958
*   IMMSI SpA                                                13,995     13,074
    Industria Macchine Automatiche SpA                        2,364    206,868
    Infrastrutture Wireless Italiane SpA                      7,680     55,503
*   Intek Group SpA                                           9,436      3,570
    Interpump Group SpA                                       6,736    242,847
    Intesa Sanpaolo SpA                                     422,407  1,659,695
    Iren SpA                                                 31,697    102,564
    Italgas SpA                                              44,886    277,334
    Italmobiliare SpA                                           140      4,276
#*  Juventus Football Club SpA                               34,846     35,309
    La Doria SpA                                              1,145     21,849
#   Leonardo SpA                                             41,109    496,170
    Luxottica Group SpA                                       9,603    617,461
#   Maire Tecnimont SpA                                      11,666     60,796
    MARR SpA                                                  3,444     95,264
    Massimo Zanetti Beverage Group SpA                        1,174     11,123
#*  Mediaset SpA                                            106,584    424,237
    Mediobanca Banca di Credito Finanziario SpA              75,464    917,783
    Moncler SpA                                              27,942    920,835
*   Openjobmetis SpA agenzia per il lavoro                    1,095     18,361
    OVS SpA                                                  18,316    135,671
    Parmalat SpA                                             19,985     77,589
    Piaggio & C SpA                                           7,738     23,381
#   Poste Italiane SpA                                       29,995    248,217
    Prima Industrie SpA                                         214      9,860
    Prysmian SpA                                             10,349    364,062
    RAI Way SpA                                               6,938     42,616
#   Recordati SpA                                             7,643    348,050
    Reply SpA                                                 2,396    155,649
*   Retelit SpA                                              14,510     32,630
*   Rizzoli Corriere Della Sera Mediagroup SpA               13,608     20,216
    Sabaf SpA                                                   200      4,901
#*  Safilo Group SpA                                          3,485     20,573
#*  Saipem SpA                                              114,096    535,267
    Salini Impregilo SpA                                     12,528     50,437
#   Salvatore Ferragamo SpA                                   5,252    147,946
    Saras SpA                                                23,592     51,538
    Sesa SpA                                                    840     27,959
    Snam SpA                                                113,284    551,042
    Societa Cattolica di Assicurazioni SC                    25,273    314,436
    Societa Iniziative Autostradali e Servizi SpA             8,800    165,717
    SOL SpA                                                   1,421     18,181
    Tamburi Investment Partners SpA                           4,427     33,864
    Technogym SpA                                             9,015     98,738
#*  Telecom Italia SpA                                    1,378,722  1,240,671
*   Telecom Italia SpA Sponsored ADR                          6,420     58,165
#   Tenaris SA                                                4,330     75,635
    Terna Rete Elettrica Nazionale SpA                       63,905    384,977

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
ITALY -- (Continued)
#*  Tiscali SpA                                           417,308 $    18,951
#   Tod's SpA                                               1,324      99,768
#*  Trevi Finanziaria Industriale SpA                      22,039      12,297
*   UniCredit SpA                                           6,845     150,907
    Unione di Banche Italiane SpA                         142,707     739,698
    Unipol Gruppo SpA                                      48,327     266,588
    Vittoria Assicurazioni SpA                              3,164      51,178
*   Yoox Net-A-Porter Group SpA                             3,341     156,926
                                                                  -----------
TOTAL ITALY                                                        26,618,990
                                                                  -----------
JAPAN -- (23.2%)
    77 Bank, Ltd. (The)                                     4,800     125,980
    ABC-Mart, Inc.                                          3,100     201,721
    Abist Co., Ltd.                                           500      23,264
*   Access Co., Ltd.                                        2,700      27,922
    Achilles Corp.                                          2,600      55,308
#*  Acom Co., Ltd.                                         10,100      44,190
    Adastria Co., Ltd.                                      3,300      70,507
    ADEKA Corp.                                            13,700     243,259
    Advan Co., Ltd.                                         2,000      19,843
    Advantest Corp.                                         6,700     143,188
    Aeon Co., Ltd.                                         45,799     781,891
    Aeon Delight Co., Ltd.                                  2,100      76,783
    Aeon Fantasy Co., Ltd.                                    500      25,169
    AEON Financial Service Co., Ltd.                        9,300     232,668
    Aeon Hokkaido Corp.                                     2,000      15,430
    Aeria, Inc.                                             1,500      28,195
    Ahresty Corp.                                           1,800      15,258
    Ai Holdings Corp.                                       2,100      56,189
    Aica Kogyo Co., Ltd.                                    4,400     170,534
    Aichi Bank, Ltd. (The)                                    600      30,679
    Aichi Corp.                                             3,800      27,958
    Aichi Steel Corp.                                       1,600      65,847
    Aida Engineering, Ltd.                                  8,900     125,540
    Ain Holdings, Inc.                                      3,600     220,385
    Aiphone Co., Ltd.                                       1,300      23,759
    Air Water, Inc.                                        19,700     422,738
    Airport Facilities Co., Ltd.                            2,400      14,626
    Aisan Industry Co., Ltd.                                3,900      47,078
    Aisin Seiki Co., Ltd.                                   6,000     351,190
    AIT Corp.                                               2,200      25,351
#   Aizawa Securities Co., Ltd.                             3,900      27,206
    Ajis Co., Ltd.                                            400      11,290
#*  Akatsuki, Inc.                                            400      24,401
#*  Akebono Brake Industry Co., Ltd.                       12,700      37,447
    Akita Bank, Ltd. (The)                                  1,000      28,322
    Albis Co., Ltd.                                           400      13,559
    Alconix Corp.                                           1,000      23,108
    Alfresa Holdings Corp.                                 10,200     248,267
    Alinco, Inc.                                            1,000      11,682
    Alpen Co., Ltd.                                         1,500      34,720
    Alpha Corp.                                               800      16,083

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Alpine Electronics, Inc.                               4,300 $   97,546
#   Alps Electric Co., Ltd.                               13,400    387,228
    Altech Corp.                                           1,000     20,293
    Amada Holdings Co., Ltd.                              13,800    205,269
    Amano Corp.                                            5,200    141,324
    Amiyaki Tei Co., Ltd.                                    400     19,317
    Amuse, Inc.                                            1,000     30,856
    Anest Iwata Corp.                                      2,900     33,905
    Anicom Holdings, Inc.                                  1,700     52,755
    Anritsu Corp.                                          5,800     74,684
    AOI Electronic Co., Ltd.                                 400     20,973
    AOKI Holdings, Inc.                                    3,500     53,078
    Aomori Bank, Ltd. (The)                                1,200     39,661
    Aoyama Trading Co., Ltd.                               5,100    200,839
    Aozora Bank, Ltd.                                      2,200     89,358
#   Apaman Co., Ltd.                                       1,700     13,652
    Arakawa Chemical Industries, Ltd.                      1,400     28,707
    Arata Corp.                                              500     25,900
    Arcland Sakamoto Co., Ltd.                             1,800     31,056
    Arcland Service Holdings Co., Ltd.                     1,000     22,667
    Arcs Co., Ltd.                                         3,323     77,192
#   Ardepro Co., Ltd.                                     20,200     15,623
    Argo Graphics, Inc.                                      800     27,277
    Ariake Japan Co., Ltd.                                   700     60,835
    Arisawa Manufacturing Co., Ltd.                        1,400     14,836
    Artnature, Inc.                                        2,500     17,836
#   Asahi Co., Ltd.                                        2,300     29,412
    Asahi Diamond Industrial Co., Ltd.                     6,200     76,589
    Asahi Group Holdings, Ltd.                            12,900    651,740
    Asahi Holdings, Inc.                                   2,100     41,693
    Asahi Intecc Co., Ltd.                                 9,000    345,753
    Asahi Kasei Corp.                                     57,000    747,839
    Asahi Yukizai Corp.                                      800     14,939
    Asanuma Corp.                                          9,000     32,208
    Ashimori Industry Co., Ltd.                              800     21,185
    Asics Corp.                                           17,900    295,539
    ASKA Pharmaceutical Co., Ltd.                          2,500     48,458
#   ASKUL Corp.                                            2,400     80,234
    Astellas Pharma, Inc.                                 80,200  1,054,727
#   Asukanet Co., Ltd.                                       700     10,353
    Asunaro Aoki Construction Co., Ltd.                    2,400     21,871
    Ateam, Inc.                                            1,200     30,186
    Atom Corp.                                             4,400     38,713
    Atsugi Co., Ltd.                                       1,800     20,636
    Autobacs Seven Co., Ltd.                               7,600    152,150
    Avex, Inc.                                             3,800     56,763
    Awa Bank, Ltd. (The)                                  11,000     70,142
    Axial Retailing, Inc.                                  1,400     57,371
    Azbil Corp.                                            5,700    265,664
    Bandai Namco Holdings, Inc.                           10,600    346,890
    Bando Chemical Industries, Ltd.                        3,500     41,517
    Bank of Iwate, Ltd. (The)                                900     36,827
    Bank of Kochi, Ltd. (The)                              1,000     12,611

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Bank of Kyoto, Ltd. (The)                              3,000 $169,031
#   Bank of Nagoya, Ltd. (The)                               900   34,696
    Bank of Okinawa, Ltd. (The)                            1,980   79,910
    Bank of Saga, Ltd. (The)                               1,700   39,622
    Bank of the Ryukyus, Ltd.                              1,800   28,096
    Belc Co., Ltd.                                         1,000   57,645
    Bell System24 Holdings, Inc.                           3,600   51,934
    Belluna Co., Ltd.                                      4,600   56,628
    Benefit One, Inc.                                      4,200  106,124
    Benesse Holdings, Inc.                                 7,300  275,067
#   Bic Camera, Inc.                                      11,900  183,602
    BML, Inc.                                              2,500   67,431
    BP Castrol K.K.                                        1,200   22,716
    Broadleaf Co., Ltd.                                    1,800   18,470
    BRONCO BILLY Co., Ltd.                                 1,000   32,128
    Brother Industries, Ltd.                              19,300  495,795
    Bunka Shutter Co., Ltd.                                8,700   80,347
    C Uyemura & Co., Ltd.                                    400   31,497
    CAC Holdings Corp.                                     1,300   12,759
    Can Do Co., Ltd.                                       1,000   16,130
    Canon Electronics, Inc.                                  700   18,236
    Canon Marketing Japan, Inc.                            4,900  134,943
    Canon, Inc.                                           10,500  418,950
    Canon, Inc. Sponsored ADR                             14,250  573,135
    Capcom Co., Ltd.                                       4,300  164,493
    Casio Computer Co., Ltd.                              21,200  322,830
    Cawachi, Ltd.                                          2,000   48,718
    Central Automotive Products, Ltd.                      1,000   16,042
    Central Japan Railway Co.                              2,455  466,353
    Central Sports Co., Ltd.                                 500   18,998
    Chiba Bank, Ltd. (The)                                16,000  139,291
    Chiba Kogyo Bank, Ltd. (The)                           3,300   16,298
    Chiyoda Co., Ltd.                                      1,200   29,778
#   Chiyoda Corp.                                         13,200  125,564
    Chiyoda Integre Co., Ltd.                                500   11,983
#   Chofu Seisakusho Co., Ltd.                             2,100   49,067
    Chubu Shiryo Co., Ltd.                                 1,900   40,956
    Chudenko Corp.                                         3,200   92,864
    Chuetsu Pulp & Paper Co., Ltd.                           800   14,714
    Chugai Pharmaceutical Co., Ltd.                        1,900  100,419
    Chugai Ro Co., Ltd.                                    1,100   27,350
    Chugoku Bank, Ltd. (The)                               8,300  109,406
    Chugoku Marine Paints, Ltd.                           11,400   99,414
    Chukyo Bank, Ltd. (The)                                  800   17,024
    Chuo Spring Co., Ltd.                                    100    3,394
    CI Takiron Corp.                                       7,000   50,447
    Ci:z Holdings Co., Ltd.                                3,900  208,018
    Citizen Watch Co., Ltd.                               18,200  139,837
    CKD Corp.                                              5,100  138,459
    Clarion Co., Ltd.                                     16,000   58,821
    Cleanup Corp.                                          1,700   13,564
    CMIC Holdings Co., Ltd.                                1,200   22,967
    CMK Corp.                                              2,600   25,554

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Coca-Cola Bottlers Japan Holdings, Inc.                4,000 $  141,705
    Cocokara fine, Inc.                                    1,800    107,816
#   COLOPL, Inc.                                           6,500     56,915
    Colowide Co., Ltd.                                     4,200     84,475
    Computer Engineering & Consulting, Ltd.                1,300     38,014
    COMSYS Holdings Corp.                                 12,500    349,611
    Comture Corp.                                            900     29,519
    Concordia Financial Group, Ltd.                       28,810    175,675
    CONEXIO Corp.                                          1,900     42,230
    Corona Corp.                                           1,900     24,041
    Cosmo Energy Holdings Co., Ltd.                       11,300    444,898
    Cosmos Pharmaceutical Corp.                              800    143,051
    Cota Co., Ltd.                                         1,000     16,506
#   Create Restaurants Holdings, Inc.                        900      9,979
    Create SD Holdings Co., Ltd.                           2,500     60,839
    Credit Saison Co., Ltd.                                8,200    149,816
#   Creek & River Co., Ltd.                                1,500     15,044
    Cresco, Ltd.                                             400     16,021
#   CROOZ, Inc.                                            1,200     29,319
    CTI Engineering Co., Ltd.                              1,100     12,211
    CyberAgent, Inc.                                      12,400    539,223
#*  CYBERDYNE, Inc.                                        3,100     53,728
    D.A. Consortium Holdings, Inc.                         1,300     28,644
    Dai Nippon Printing Co., Ltd.                          6,500    145,349
    Dai Nippon Toryo Co., Ltd.                             1,400     22,372
    Dai-Dan Co., Ltd.                                      1,400     34,435
    Dai-ichi Life Holdings, Inc.                          44,700    942,615
    Dai-ichi Seiko Co., Ltd.                               1,300     36,679
    Daibiru Corp.                                          5,300     67,016
    Daicel Corp.                                          29,300    356,290
    Daido Kogyo Co., Ltd.                                  1,000     16,869
    Daido Metal Co., Ltd.                                  3,000     31,432
    Daido Steel Co., Ltd.                                  4,500    266,184
    Daidoh, Ltd.                                             500      2,136
    Daifuku Co., Ltd.                                     10,800    727,171
    Daihen Corp.                                          11,000    105,082
    Daiho Corp.                                           11,000     57,658
    Daiichi Jitsugyo Co., Ltd.                             1,200     36,571
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                   900     12,165
    Daiichi Sankyo Co., Ltd.                              11,200    376,026
    Daiichikosho Co., Ltd.                                 4,600    251,272
    Daiken Corp.                                           1,400     36,750
    Daiki Aluminium Industry Co., Ltd.                     2,000     16,389
    Daikin Industries, Ltd.                                9,200  1,110,079
#   Daikoku Denki Co., Ltd.                                  800     13,032
    Daikokutenbussan Co., Ltd.                               900     41,876
    Daikyo, Inc.                                           3,300     69,953
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                 2,400    117,946
#   Daio Paper Corp.                                       6,800     93,036
    Daisan Bank, Ltd. (The)                                1,300     20,491
    Daiseki Co., Ltd.                                      2,000     60,030
    Daishi Bank, Ltd. (The)                                1,700     80,696
    Daito Pharmaceutical Co., Ltd.                           500     16,788

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Daito Trust Construction Co., Ltd.                     5,800 $1,016,530
    Daitron Co., Ltd.                                      1,100     24,072
    Daiwa House Industry Co., Ltd.                        30,100  1,192,218
    Daiwa Industries, Ltd.                                 3,000     36,012
    Daiwa Securities Group, Inc.                          67,000    482,302
    Daiwabo Holdings Co., Ltd.                             2,200     98,073
    DCM Holdings Co., Ltd.                                10,000     99,099
    Dena Co., Ltd.                                         9,300    201,986
    Denka Co., Ltd.                                        4,800    191,849
    Denki Kogyo Co., Ltd.                                    600     17,035
    Denso Corp.                                            7,100    446,347
    Dentsu, Inc.                                          17,800    798,676
    Denyo Co., Ltd.                                        2,000     33,734
#   Descente, Ltd.                                         4,100     74,734
    Dexerials Corp.                                        1,900     26,500
    DIC Corp.                                             15,800    625,231
    Digital Arts, Inc.                                       800     29,765
    Dip Corp.                                              2,500     79,816
    Disco Corp.                                            1,700    400,923
    DKS Co., Ltd.                                          8,000     65,393
    DMG Mori Co., Ltd.                                    13,200    302,257
    Don Quijote Holdings Co., Ltd.                         6,000    332,436
    Doshisha Co., Ltd.                                     1,400     32,906
    Doutor Nichires Holdings Co., Ltd.                     1,900     45,136
    Dowa Holdings Co., Ltd.                                6,400    266,759
*   Drecom Co., Ltd.                                       1,100     12,678
    DTS Corp.                                              1,600     58,542
    Duskin Co., Ltd.                                       2,900     75,344
    DyDo Group Holdings, Inc.                                800     45,781
    E-Guardian, Inc.                                       1,100     27,679
    Eagle Industry Co., Ltd.                               2,700     53,612
#   Earth Chemical Co., Ltd.                               1,000     52,226
    East Japan Railway Co.                                 5,600    558,962
    Ebara Corp.                                           12,800    525,420
#   EDION Corp.                                            7,400     94,660
    EF-ON, Inc.                                            1,500     18,153
    eGuarantee, Inc.                                         700     25,142
#   Ehime Bank, Ltd. (The)                                 3,299     41,576
    Eighteenth Bank, Ltd. (The)                           11,000     30,050
    Eiken Chemical Co., Ltd.                               1,100     48,806
    Eisai Co., Ltd.                                        2,800    159,351
    Eizo Corp.                                             1,000     47,101
    Elecom Co., Ltd.                                       1,000     23,885
    Elematec Corp.                                         2,200     53,863
#   EM Systems Co., Ltd.                                   1,000     22,317
    en-japan, Inc.                                         3,800    203,534
#*  Enigmo, Inc.                                           1,100     12,422
    EPS Holdings, Inc.                                     2,700     65,625
#   eRex Co., Ltd.                                         5,700     56,396
#   ES-Con Japan, Ltd.                                     3,600     24,079
#*  Escrow Agent Japan Co., Ltd.                           4,000     18,354
    Exedy Corp.                                            3,300    115,845
    Ezaki Glico Co., Ltd.                                  2,000    102,059

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    F-Tech, Inc.                                              200 $    3,058
    F@N Communications, Inc.                                5,100     41,394
    Falco Holdings Co., Ltd.                                  200      3,231
    FANUC Corp.                                             5,100  1,384,234
    Fast Retailing Co., Ltd.                                2,500  1,118,958
    FCC Co., Ltd.                                           3,200     86,055
#*  FDK Corp.                                               9,000     20,937
    Feed One Co., Ltd.                                     10,300     24,206
    Ferrotec Holdings Corp.                                 3,900    102,325
#*  FFRI, Inc.                                                400     15,337
    FIDEA Holdings Co., Ltd.                               16,700     30,724
    Fields Corp.                                            1,900     21,019
#   FINDEX, Inc.                                              600      4,418
    First Juken Co., Ltd.                                   1,500     24,316
#   Fixstars Corp.                                            500     29,444
    FJ Next Co., Ltd.                                       1,400     12,325
    Foster Electric Co., Ltd.                               1,900     56,274
    FP Corp.                                                3,200    169,061
    France Bed Holdings Co., Ltd.                           1,300     12,413
#   Freebit Co., Ltd.                                       1,600     15,856
#   Freund Corp.                                              800      8,692
    Fudo Tetra Corp.                                       24,000     40,983
    Fuji Co., Ltd.                                          1,000     21,126
    Fuji Corp., Ltd.                                        1,100      8,680
    Fuji Electric Co., Ltd.                                47,000    388,038
    Fuji Machine Manufacturing Co., Ltd.                    6,800    143,881
    Fuji Media Holdings, Inc.                               2,800     46,004
    Fuji Oil Co., Ltd.                                      3,700     19,339
    Fuji Pharma Co., Ltd.                                     400     15,052
    Fuji Seal International, Inc.                           4,900    170,459
    Fuji Soft, Inc.                                         1,700     58,538
    Fujicco Co., Ltd.                                         600     12,899
    FUJIFILM Holdings Corp.                                 8,000    308,375
    Fujikura Rubber, Ltd.                                     400      3,362
    Fujikura, Ltd.                                         33,200    326,423
    Fujimi, Inc.                                            1,000     23,953
    Fujimori Kogyo Co., Ltd.                                1,400     50,332
    Fujitec Co., Ltd.                                       7,300    100,736
    Fujitsu Frontech, Ltd.                                  2,400     40,996
    Fujitsu General, Ltd.                                   5,500    108,869
    Fujitsu, Ltd.                                         161,000  1,188,760
    Fujiya Co., Ltd.                                          500     11,690
    FuKoKu Co., Ltd.                                          200      2,014
    Fukuda Corp.                                              600     36,112
    Fukuda Denshi Co., Ltd.                                   700     53,182
    Fukui Bank, Ltd. (The)                                  1,900     46,287
#   Fukui Computer Holdings, Inc.                             700     19,833
    Fukuoka Financial Group, Inc.                          19,000    110,558
    Fukushima Bank, Ltd. (The)                              3,300     26,705
    Fukushima Industries Corp.                              1,400     63,007
    Fukuyama Transporting Co., Ltd.                         2,000     77,232
    FULLCAST Holdings Co., Ltd.                             4,000     94,457
#   Funai Electric Co., Ltd.                                2,200     16,738

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Funai Soken Holdings, Inc.                             3,450 $ 82,038
#   Furukawa Battery Co., Ltd. (The)                       2,000   20,604
    Furukawa Co., Ltd.                                     4,000   91,133
    Furukawa Electric Co., Ltd.                            4,400  241,871
    Furuno Electric Co., Ltd.                              2,200   16,580
    Furyu Corp.                                            1,100   11,254
#   Fuso Chemical Co., Ltd.                                1,800   51,836
    Fuso Pharmaceutical Industries, Ltd.                     200    5,201
    Futaba Corp.                                           2,100   46,820
    Futaba Industrial Co., Ltd.                            7,200   69,139
    Future Corp.                                           3,000   32,479
    Fuyo General Lease Co., Ltd.                           3,200  235,365
    G-7 Holdings, Inc.                                       800   18,078
    G-Tekt Corp.                                           2,200   44,911
    Gakken Holdings Co., Ltd.                                600   34,374
    GCA Corp.                                                700    7,325
    Gecoss Corp.                                           2,200   25,085
#*  Genky DrugStores Co., Ltd.                               900   30,508
    Geo Holdings Corp.                                     3,300   67,196
    Giken, Ltd.                                              800   22,406
    GLOBERIDE, Inc.                                        1,800   42,606
    Glory, Ltd.                                            7,300  286,011
#   GMO Financial Holdings, Inc.                           1,800   11,765
#   GMO internet, Inc.                                     7,900  144,736
    GMO Payment Gateway, Inc.                              1,700  149,581
    Goldcrest Co., Ltd.                                    1,600   35,478
#   Goldwin, Inc.                                            200   20,662
    Gree, Inc.                                             5,400   35,120
#   GS Yuasa Corp.                                        35,000  188,627
    Gun-Ei Chemical Industry Co., Ltd.                       100    3,622
#   GungHo Online Entertainment, Inc.                     37,600  108,422
    Gunma Bank, Ltd. (The)                                16,900  102,271
*   Gunosy, Inc.                                             400   10,905
#   Gurunavi, Inc.                                         2,500   31,271
    H-One Co., Ltd.                                          800   11,599
    H2O Retailing Corp.                                    9,760  197,951
    HABA Laboratories, Inc.                                  400   21,317
    Hachijuni Bank, Ltd. (The)                            20,500  121,896
    Hagihara Industries, Inc.                              1,800   33,447
    Hakuhodo DY Holdings, Inc.                            16,500  248,437
    Hakuto Co., Ltd.                                         400    7,205
    Halows Co., Ltd.                                         600   13,967
    Hamakyorex Co., Ltd.                                   1,000   34,572
    Hamamatsu Photonics K.K.                               2,200   81,632
    Hankyu Hanshin Holdings, Inc.                         10,100  408,056
    Hanwa Co., Ltd.                                        6,000  292,724
    Happinet Corp.                                         1,400   25,689
#   Harmonic Drive Systems, Inc.                           2,100  144,623
    Haseko Corp.                                          40,600  634,907
    Hazama Ando Corp.                                     22,700  186,772
    Hearts United Group Co., Ltd.                          1,700   29,462
    Heiwa Corp.                                            6,800  136,289
    Heiwa Real Estate Co., Ltd.                            2,800   55,215

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Heiwado Co., Ltd.                                       3,100 $   67,891
    Helios Techno Holdings Co., Ltd.                        1,100     11,492
    HI-LEX Corp.                                            1,200     30,749
    Hibiya Engineering, Ltd.                                3,900     81,048
    Hiday Hidaka Corp.                                      1,382     43,810
    Hikari Tsushin, Inc.                                    1,100    160,333
    Hino Motors, Ltd.                                      25,400    337,773
    Hioki EE Corp.                                            900     29,101
    Hirakawa Hewtech Corp.                                  2,000     25,536
#   Hiramatsu, Inc.                                         2,800     14,927
    Hirano Tecseed Co., Ltd.                                  600     17,041
#   Hirata Corp.                                            1,100    121,527
    Hirose Electric Co., Ltd.                                 500     75,284
    Hiroshima Bank, Ltd. (The)                             13,000    109,263
    HIS Co., Ltd.                                           4,500    163,015
    Hisaka Works, Ltd.                                      3,300     34,431
    Hisamitsu Pharmaceutical Co., Inc.                      1,200     82,244
    Hitachi Capital Corp.                                   7,400    204,379
    Hitachi Chemical Co., Ltd.                              9,800    251,042
    Hitachi Construction Machinery Co., Ltd.                7,100    319,355
    Hitachi High-Technologies Corp.                         4,800    226,638
    Hitachi Kokusai Electric, Inc.                            700     19,985
    Hitachi Metals, Ltd.                                   22,110    301,690
    Hitachi Transport System, Ltd.                          3,600     93,584
    Hitachi Zosen Corp.                                    22,300    121,144
    Hitachi, Ltd.                                         116,000    925,656
    Hitachi, Ltd. ADR                                       3,100    254,851
#   Hito Communications, Inc.                                 800     16,040
    Hochiki Corp.                                             600     13,353
    Hogy Medical Co., Ltd.                                    900     68,258
    Hokkoku Bank, Ltd. (The)                                1,500     63,427
    Hokuetsu Bank, Ltd. (The)                               1,600     36,813
    Hokuetsu Industries Co., Ltd.                           1,200     13,224
    Hokuetsu Kishu Paper Co., Ltd.                         17,300    113,678
    Hokuhoku Financial Group, Inc.                          6,800    102,276
    Hokuto Corp.                                              600     11,094
    Honda Motor Co., Ltd.                                  65,400  2,306,380
    Honda Motor Co., Ltd. Sponsored ADR                    20,519    724,115
    Honeys Holdings Co., Ltd.                               1,100     11,414
#   Hoosiers Holdings                                       3,200     22,849
    Horiba, Ltd.                                            4,200    270,929
    Hoshizaki Corp.                                         3,500    332,047
    Hosiden Corp.                                           3,500     58,234
    Hosokawa Micron Corp.                                     400     29,184
    House Foods Group, Inc.                                 6,200    216,034
#   Howa Machinery, Ltd.                                    2,700     37,669
    Hoya Corp.                                              1,300     66,772
    Hulic Co., Ltd.                                        13,000    165,276
    Hyakugo Bank, Ltd. (The)                               16,300     82,414
    Hyakujushi Bank, Ltd. (The)                            16,000     56,338
    Ichibanya Co., Ltd.                                       900     36,987
#   Ichigo, Inc.                                           36,100    149,797
    Ichikoh Industries, Ltd.                                4,000     37,555

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Ichinen Holdings Co., Ltd.                             1,300 $ 21,177
    Ichiyoshi Securities Co., Ltd.                         2,000   25,901
    Icom, Inc.                                             1,200   28,477
    Idec Corp.                                             1,900   55,609
    IDOM, Inc.                                             7,500   52,454
    IHI Corp.                                             15,900  534,061
    Iida Group Holdings Co., Ltd.                         13,020  258,387
    IJT Technology Holdings Co., Ltd.                      2,200   21,312
    Imagica Robot Holdings, Inc.                           2,100   25,108
    Imasen Electric Industrial                             2,500   30,037
    Imperial Hotel, Ltd.                                     400    8,724
    Inaba Denki Sangyo Co., Ltd.                           1,900   89,655
    Inabata & Co., Ltd.                                    4,400   66,879
    Inageya Co., Ltd.                                      2,000   33,659
    Ines Corp.                                               500    5,268
    Infocom Corp.                                            700   15,561
#   Infomart Corp.                                         7,800   55,231
    Information Services International-Dentsu, Ltd.        1,400   34,993
    Innotech Corp.                                         3,100   30,382
    Intage Holdings, Inc.                                  1,800   23,022
    Internet Initiative Japan, Inc.                        3,400   74,000
    Inui Global Logistics Co., Ltd.                        1,600   11,989
    Investors Cloud Co., Ltd.                              2,500   38,928
    Iseki & Co., Ltd.                                      2,700   70,311
    Isetan Mitsukoshi Holdings, Ltd.                      16,640  199,904
*   Ishihara Sangyo Kaisha, Ltd.                           5,100   96,696
    Istyle, Inc.                                           6,000   60,595
    Isuzu Motors, Ltd.                                    55,600  941,531
    Ito En, Ltd.                                           8,600  356,035
    Itochu Enex Co., Ltd.                                 10,300   96,487
    Itochu Techno-Solutions Corp.                          4,300  189,505
    Itochu-Shokuhin Co., Ltd.                                600   35,922
    Itoham Yonekyu Holdings, Inc.                         18,600  170,890
    Itoki Corp.                                            4,400   30,933
*   Itokuro, Inc.                                            500   32,518
#   Ivy Cosmetics Corp.                                      200    9,732
    IwaiCosmo Holdings, Inc.                               2,900   40,315
    Iwaki & Co., Ltd.                                      3,000   13,352
    Iwasaki Electric Co., Ltd.                               700   10,713
    Iwatani Corp.                                          4,200  145,315
    Iyo Bank, Ltd. (The)                                  13,800  113,939
    Izumi Co., Ltd.                                        4,700  298,601
    J Front Retailing Co., Ltd.                           20,700  380,473
    J-Oil Mills, Inc.                                      1,200   43,141
    JAC Recruitment Co., Ltd.                              2,800   58,946
    Jaccs Co., Ltd.                                        2,800   72,219
    Jafco Co., Ltd.                                        3,200  182,121
    Jalux, Inc.                                              500   13,858
#   Jamco Corp.                                              700   17,914
    Janome Sewing Machine Co., Ltd.                        1,200    9,104
    Japan Airport Terminal Co., Ltd.                       3,400  132,089
#*  Japan Asset Marketing Co., Ltd.                       18,800   22,923
    Japan Aviation Electronics Industry, Ltd.              4,000   67,244

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Japan Cash Machine Co., Ltd.                           1,100 $ 11,938
#*  Japan Display, Inc.                                   19,100   41,563
*   Japan Drilling Co., Ltd.                               1,600   47,002
    Japan Exchange Group, Inc.                            32,400  585,070
    Japan Lifeline Co., Ltd.                               4,200  106,448
    Japan Material Co., Ltd.                               1,400   55,063
    Japan Meat Co., Ltd.                                     800   13,772
    Japan Medical Dynamic Marketing, Inc.                  2,800   23,380
    Japan Pulp & Paper Co., Ltd.                           1,200   46,698
    Japan Securities Finance Co., Ltd.                    14,100   84,481
    Japan Steel Works, Ltd. (The)                          3,600  112,900
    Japan Transcity Corp.                                  3,000   13,070
    Japan Wool Textile Co., Ltd. (The)                     5,000   53,956
    JCU Corp.                                                600   28,897
    Jeol, Ltd.                                             4,000   24,075
    JGC Corp.                                             10,300  223,854
#*  JIG-SAW, Inc.                                            300   15,208
    Jimoto Holdings, Inc.                                 10,800   18,765
    JINS, Inc.                                             1,300   59,485
    JK Holdings Co., Ltd.                                  2,700   23,034
    Joshin Denki Co., Ltd.                                 1,500   48,594
    Joyful Honda Co., Ltd.                                 2,800   93,432
    JSP Corp.                                              1,900   63,399
    JSR Corp.                                             12,800  304,257
    JTEKT Corp.                                           22,300  400,416
    Juki Corp.                                             1,800   34,334
    Justsystems Corp.                                      1,600   30,987
    JVC Kenwood Corp.                                     15,020   58,209
    K&O Energy Group, Inc.                                 1,700   27,599
    K's Holdings Corp.                                     8,738  244,075
    kabu.com Securities Co., Ltd.                         12,600   45,304
*   Kadokawa Dwango                                        5,402   68,149
    Kaga Electronics Co., Ltd.                               400   11,028
    Kagome Co., Ltd.                                       1,900   70,966
    Kajima Corp.                                          89,403  887,601
#   Kakaku.com, Inc.                                      14,300  251,245
    Kaken Pharmaceutical Co., Ltd.                         4,700  246,283
    Kakiyasu Honten Co., Ltd.                              1,500   46,616
    Kameda Seika Co., Ltd.                                 1,100   53,346
    Kamei Corp.                                            2,000   32,643
    Kamigumi Co., Ltd.                                    10,300  226,698
    Kanaden Corp.                                          2,100   28,725
    Kanagawa Chuo Kotsu Co., Ltd.                            800   27,081
    Kanamoto Co., Ltd.                                     3,800  117,518
    Kandenko Co., Ltd.                                    10,100  111,498
    Kaneka Corp.                                          34,000  316,491
    Kanematsu Corp.                                       10,000  136,830
    Kanematsu Electronics, Ltd.                              800   23,681
    Kansai Paint Co., Ltd.                                10,500  259,716
#   Kansai Urban Banking Corp.                             3,200   41,663
    Kao Corp.                                             12,700  882,506
    Kasai Kogyo Co., Ltd.                                  3,200   51,541
#   Katakura Industries Co., Ltd.                          2,500   32,464

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Kato Sangyo Co., Ltd.                                  2,900 $  103,809
    Kato Works Co., Ltd.                                   1,000     31,710
    KAWADA TECHNOLOGIES, Inc.                                200     11,251
    Kawai Musical Instruments Manufacturing Co., Ltd.        700     21,728
    Kawasaki Heavy Industries, Ltd.                       12,400    513,456
    Kawasumi Laboratories, Inc.                            2,200     17,933
    KDDI Corp.                                            95,600  2,426,164
    Keihan Holdings Co., Ltd.                             10,800    342,378
    Keihanshin Building Co., Ltd.                          1,700     14,065
    Keikyu Corp.                                          10,200    201,593
    Keio Corp.                                             4,600    219,034
    Keisei Electric Railway Co., Ltd.                      5,600    190,170
    Keiyo Bank, Ltd. (The)                                15,000     72,119
    Keiyo Co., Ltd.                                        2,900     17,924
    Kenko Mayonnaise Co., Ltd.                               900     32,980
    Kewpie Corp.                                          11,700    334,740
    Key Coffee, Inc.                                         600     11,712
    Keyence Corp.                                          3,600  2,199,986
#   KFC Holdings Japan, Ltd.                                 800     14,719
    Kikkoman Corp.                                         4,000    166,080
    Kinden Corp.                                          12,300    205,858
*   Kintetsu Department Store Co., Ltd.                      700     25,316
    Kintetsu Group Holdings Co., Ltd.                      7,700    304,873
    Kintetsu World Express, Inc.                           5,700    125,762
    Kirin Holdings Co., Ltd.                              38,600    966,935
#   Kirindo Holdings Co., Ltd.                             1,200     21,244
    Kissei Pharmaceutical Co., Ltd.                        2,900     81,909
    Kita-Nippon Bank, Ltd. (The)                             600     17,098
    Kitagawa Iron Works Co., Ltd.                            500     14,269
    Kitano Construction Corp.                              3,000     11,510
    Kito Corp.                                             1,200     20,366
    Kitz Corp.                                             7,500     64,907
    Kiyo Bank, Ltd. (The)                                  3,800     63,472
#   KLab, Inc.                                             4,800     83,183
*   KNT-CT Holdings Co., Ltd.                              1,700     27,422
    Kobayashi Pharmaceutical Co., Ltd.                     3,600    238,454
#   Kobe Bussan Co., Ltd.                                  1,100     45,530
*   Kobe Electric Railway Co., Ltd.                          400     14,587
    Kohnan Shoji Co., Ltd.                                 1,900     47,868
    Koito Manufacturing Co., Ltd.                          7,200    508,594
*   Kojima Co., Ltd.                                       3,800     12,786
    Kokuyo Co., Ltd.                                      11,400    211,892
    KOMAIHALTEC, Inc.                                      1,100     27,353
    Komatsu Seiren Co., Ltd.                               1,900     15,724
    Komatsu Wall Industry Co., Ltd.                        1,100     25,062
    Komatsu, Ltd.                                         23,700    931,469
    Komeri Co., Ltd.                                       3,200     92,295
    Komori Corp.                                           6,500     86,473
    Konaka Co., Ltd.                                       2,300     13,287
    Konami Holdings Corp.                                  4,700    270,831
    Konica Minolta, Inc.                                  23,600    236,240
    Konishi Co., Ltd.                                      3,100     56,599
    Konoike Transport Co., Ltd.                            2,600     47,441

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Kose Corp.                                             2,600 $449,018
    Koshidaka Holdings Co., Ltd.                             600   33,291
    Kotobuki Spirits Co., Ltd.                             2,100  128,073
    Krosaki Harima Corp.                                     300   12,701
#   KRS Corp.                                              1,000   25,694
    Kubota Corp.                                          27,100  553,857
    Kumagai Gumi Co., Ltd.                                 4,300  121,664
    Kumiai Chemical Industry Co., Ltd.                     8,400   54,417
    Kura Corp.                                             1,000   60,687
    Kurabo Industries, Ltd.                               17,000   55,129
    Kuraray Co., Ltd.                                     30,000  563,499
    Kureha Corp.                                           1,600  115,264
    Kurita Water Industries, Ltd.                          4,800  157,576
    Kusuri no Aoki Holdings Co., Ltd.                      1,400   73,416
    KYB Corp.                                              2,100  136,953
    Kyocera Corp.                                          2,400  160,214
    Kyocera Corp. Sponsored ADR                            2,000  134,360
    Kyodo Printing Co., Ltd.                               1,000   31,748
    Kyokuto Boeki Kaisha, Ltd.                             5,000   23,012
    Kyokuto Kaihatsu Kogyo Co., Ltd.                       4,000   70,028
    Kyokuto Securities Co., Ltd.                           1,500   23,032
#   Kyokuyo Co., Ltd.                                        700   26,574
    KYORIN Holdings, Inc.                                  5,100   96,456
    Kyosan Electric Manufacturing Co., Ltd.                2,000   14,235
    Kyowa Exeo Corp.                                      11,100  288,166
    Kyudenko Corp.                                         4,000  183,742
    Kyushu Financial Group, Inc.                          18,840  113,198
    Kyushu Railway Co.                                     3,600  115,780
    LAC Co., Ltd.                                          1,900   30,362
#   Lacto Japan Co., Ltd.                                    300   11,719
#*  Laox Co., Ltd.                                         5,000   28,529
    Lasertec Corp.                                         3,000  107,460
    Lawson, Inc.                                           5,300  359,422
#   LEC, Inc.                                                800   22,724
    Leopalace21 Corp.                                     23,100  191,903
    Life Corp.                                             2,100   54,116
    LIFULL Co., Ltd.                                       6,100   52,021
#   Like Co., Ltd.                                         1,000   20,941
*   LINE Corp.                                             1,100   49,172
    Linical Co., Ltd.                                      1,700   24,877
#   Link And Motivation, Inc.                              3,400   29,578
    Lintec Corp.                                           5,200  148,981
    Lion Corp.                                            11,000  206,401
    LIXIL Group Corp.                                     21,600  608,658
#*  M&A Capital Partners Co., Ltd.                           800   62,643
    M3, Inc.                                              14,000  513,209
    Mabuchi Motor Co., Ltd.                                3,700  220,160
    Macnica Fuji Electronics Holdings, Inc.                5,000  138,652
    Maeda Corp.                                           14,000  192,425
    Maeda Road Construction Co., Ltd.                      5,000  111,614
    Maezawa Kyuso Industries Co., Ltd.                       600   10,672
    Makino Milling Machine Co., Ltd.                      10,000  113,029
    Makita Corp.                                           4,400  207,874

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Mamezou Holdings Co., Ltd.                             2,000 $ 24,369
    Mandom Corp.                                           2,000   71,428
    Mani, Inc.                                               900   31,846
    Mars Engineering Corp.                                 1,300   28,906
    Marubun Corp.                                            800    8,511
    Marudai Food Co., Ltd.                                11,000   50,216
    Maruha Nichiro Corp.                                   4,900  144,642
    Marui Group Co., Ltd.                                 17,400  318,043
    Maruichi Steel Tube, Ltd.                              4,800  144,466
    Maruka Machinery Co., Ltd.                               600   13,889
    Marusan Securities Co., Ltd.                           2,500   24,460
#   Maruwa Unyu Kikan Co., Ltd.                            1,800   66,021
    Maruzen Co., Ltd.                                      1,000   24,271
    Maruzen Showa Unyu Co., Ltd.                           8,000   37,328
#   Marvelous, Inc.                                        3,000   27,108
    Matsuda Sangyo Co., Ltd.                               2,700   48,324
    Matsui Construction Co., Ltd.                          1,700   14,379
    Matsui Securities Co., Ltd.                            6,500   61,961
    Matsumotokiyoshi Holdings Co., Ltd.                    4,800  197,217
#   Matsuya Co., Ltd.                                      2,200   31,374
    Matsuya Foods Co., Ltd.                                  400   14,506
    Max Co., Ltd.                                          3,600   50,280
    Maxell Holdings, Ltd.                                  4,700  108,584
    Maxvalu Tokai Co., Ltd.                                  700   17,682
    Mazda Motor Corp.                                     55,400  780,348
    McDonald's Holdings Co. Japan, Ltd.                    1,600   72,046
    MCJ Co., Ltd.                                          4,300   48,822
    Mebuki Financial Group, Inc.                          21,400   97,700
    Medical System Network Co., Ltd.                       2,700   14,691
    Medipal Holdings Corp.                                 9,300  181,538
    Megmilk Snow Brand Co., Ltd.                           5,800  167,514
    Meidensha Corp.                                       20,000   83,714
    MEIJI Holdings Co., Ltd.                               5,600  469,680
    Meiko Electronics Co., Ltd.                            2,700   50,930
    Meisei Industrial Co., Ltd.                            2,300   16,583
    Meitec Corp.                                           3,600  198,065
    Meito Sangyo Co., Ltd.                                 1,000   14,452
    Melco Holdings, Inc.                                     800   27,726
    Menicon Co., Ltd.                                      2,800   84,480
    METAWATER Co., Ltd.                                      400   10,994
#   Michinoku Bank, Ltd. (The)                             1,600   26,943
    Micronics Japan Co., Ltd.                              1,600   17,981
    Mie Bank, Ltd. (The)                                     600   13,311
    Mie Kotsu Group Holdings, Inc.                         3,600   15,925
    Mikuni Corp.                                           1,500   10,761
    Milbon Co., Ltd.                                       2,400   79,741
    Mimasu Semiconductor Industry Co., Ltd.                1,000   20,786
#   Minato Bank, Ltd. (The)                                  800   15,188
    Minebea Mitsumi, Inc.                                 11,400  259,458
    Ministop Co., Ltd.                                     1,900   39,798
    Miraca Holdings, Inc.                                 13,300  607,507
    Mirait Holdings Corp.                                  9,900  146,730
    Miroku Jyoho Service Co., Ltd.                         2,300   70,487

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Misawa Homes Co., Ltd.                                  4,000 $   35,154
    MISUMI Group, Inc.                                     13,800    417,814
    Mitani Corp.                                            1,000     48,289
    Mito Securities Co., Ltd.                               8,900     36,121
    Mitsuba Corp.                                           3,200     45,310
    Mitsubishi Chemical Holdings Corp.                    109,600  1,195,330
    Mitsubishi Electric Corp.                              71,600  1,317,736
    Mitsubishi Estate Co., Ltd.                            37,200    715,533
    Mitsubishi Gas Chemical Co., Inc.                      12,400    351,488
    Mitsubishi Heavy Industries, Ltd.                      18,000    679,229
    Mitsubishi Kakoki Kaisha, Ltd.                            500     10,616
    Mitsubishi Logisnext Co., Ltd.                          4,300     41,198
    Mitsubishi Logistics Corp.                              5,399    141,900
    Mitsubishi Motors Corp.                                28,800    214,300
*   Mitsubishi Paper Mills, Ltd.                            2,600     17,015
    Mitsubishi Pencil Co., Ltd.                             1,600     35,694
    Mitsubishi Research Institute, Inc.                       700     23,757
    Mitsubishi Shokuhin Co., Ltd.                           1,800     53,665
    Mitsubishi Steel Manufacturing Co., Ltd.                1,000     25,829
    Mitsubishi Tanabe Pharma Corp.                          7,800    158,631
    Mitsubishi UFJ Financial Group, Inc.                  353,800  2,675,212
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR     27,043    206,068
    Mitsubishi UFJ Lease & Finance Co., Ltd.               57,300    371,366
    Mitsuboshi Belting, Ltd.                                4,000     53,522
    Mitsui Chemicals, Inc.                                 17,700    558,079
#   Mitsui Engineering & Shipbuilding Co., Ltd.            10,100    180,166
    Mitsui Fudosan Co., Ltd.                               17,500    460,877
    Mitsui Home Co., Ltd.                                   3,000     19,703
    Mitsui Mining & Smelting Co., Ltd.                      7,700    432,451
*   Mitsui-Soko Holdings Co., Ltd.                         19,000     64,326
    Mixi, Inc.                                              6,500    287,015
    Miyaji Engineering Group, Inc.                          1,000     26,049
    Miyazaki Bank, Ltd. (The)                               1,400     45,384
    Miyoshi Oil & Fat Co., Ltd.                               600      8,057
    Mizuho Financial Group, Inc.                          392,540    744,158
    Mizuho Financial Group, Inc. ADR                       28,400    110,476
    Mizuno Corp.                                            3,200     93,217
    Mochida Pharmaceutical Co., Ltd.                        1,000     76,786
    Modec, Inc.                                             2,100     58,345
    Monex Group, Inc.                                      13,300     49,450
    Money Partners Group Co., Ltd.                          3,500     13,814
    Monogatari Corp. (The)                                    300     28,842
#   MonotaRO Co., Ltd.                                      8,000    253,029
    Morinaga & Co., Ltd.                                    2,200    114,343
    Morinaga Milk Industry Co., Ltd.                        2,800    132,129
    Morita Holdings Corp.                                   3,000     54,985
    Morito Co., Ltd.                                        2,600     23,744
#   Morozoff, Ltd.                                            300     19,878
#*  Morpho, Inc.                                              600     25,892
    Mory Industries, Inc.                                     400     15,429
    MrMax Holdings, Ltd.                                    3,700     27,368
    MS&AD Insurance Group Holdings, Inc.                   18,852    643,966
#   MTI, Ltd.                                               4,000     23,468

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Mugen Estate Co., Ltd.                                 1,800 $   19,735
    Murata Manufacturing Co., Ltd.                         1,900    280,978
    Musashino Bank, Ltd. (The)                             1,700     59,979
#   N Field Co., Ltd.                                      1,100     15,389
    Nabtesco Corp.                                        10,900    518,282
    Nachi-Fujikoshi Corp.                                 18,000    126,198
#   Nagano Bank, Ltd. (The)                                  700     12,482
    Nagase & Co., Ltd.                                    18,600    339,248
    Nagatanien Holdings Co., Ltd.                          2,000     27,526
    Nagoya Railroad Co., Ltd.                             15,900    419,727
    Nakabayashi Co., Ltd.                                  3,000     19,436
    Nakamuraya Co., Ltd.                                     100      4,481
    Nakanishi, Inc.                                        1,000     54,474
    Namura Shipbuilding Co., Ltd.                          5,200     35,409
    Nankai Electric Railway Co., Ltd.                      6,100    158,981
    Nanto Bank, Ltd. (The)                                 2,300     65,588
    Natori Co., Ltd.                                         500      9,265
    NDS Co., Ltd.                                            300     11,326
    NEC Capital Solutions, Ltd.                            1,900     39,433
    NEC Corp.                                             19,300    583,535
    NEC Networks & System Integration Corp.                2,700     72,350
    NET One Systems Co., Ltd.                              5,900     89,360
    Neturen Co., Ltd.                                      3,500     38,005
*   Nexon Co., Ltd.                                        8,700    290,679
    NGK Insulators, Ltd.                                  13,900    284,388
    NGK Spark Plug Co., Ltd.                               7,200    190,660
    NHK Spring Co., Ltd.                                  30,700    342,169
#   Nichi-iko Pharmaceutical Co., Ltd.                     4,300     67,265
    Nichia Steel Works, Ltd.                               1,000      3,472
    Nichias Corp.                                          7,000     95,382
    Nichiban Co., Ltd.                                     1,500     42,118
    Nichiden Corp.                                         1,400     28,440
    Nichiha Corp.                                          2,000     80,575
    NichiiGakkan Co., Ltd.                                 4,300     55,449
    Nichirei Corp.                                        13,900    373,139
    Nichireki Co., Ltd.                                    3,000     36,094
    Nichirin Co., Ltd.                                     1,430     38,991
    Nidec Corp.                                            7,400  1,190,984
    Nidec Corp. Sponsored ADR                              5,300    213,961
    Nifco, Inc.                                            8,100    568,305
    Nihon Chouzai Co., Ltd.                                  800     25,275
    Nihon Dempa Kogyo Co., Ltd.                            2,800     20,299
    Nihon Eslead Corp.                                       800     17,351
    Nihon Flush Co., Ltd.                                    900     23,006
    Nihon House Holdings Co., Ltd.                         4,300     27,495
    Nihon Kohden Corp.                                     8,000    188,805
    Nihon M&A Center, Inc.                                 9,100    542,987
    Nihon Nohyaku Co., Ltd.                                6,700     39,410
    Nihon Parkerizing Co., Ltd.                           11,300    196,404
    Nihon Plast Co., Ltd.                                  1,900     19,094
    Nihon Tokushu Toryo Co., Ltd.                          1,500     31,584
    Nihon Trim Co., Ltd.                                     600     34,334
    Nihon Unisys, Ltd.                                     8,500    179,151

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nihon Yamamura Glass Co., Ltd.                          3,000 $    5,150
    Nikkiso Co., Ltd.                                       5,500     65,238
    Nikko Co., Ltd.                                           600     13,917
    Nikkon Holdings Co., Ltd.                               4,200    114,515
    Nikon Corp.                                            12,100    235,968
    Nintendo Co., Ltd.                                      2,700  1,222,870
    Nippo Corp.                                             5,000    114,987
    Nippon Air Conditioning Services Co., Ltd.              2,400     17,364
    Nippon Beet Sugar Manufacturing Co., Ltd.                 900     22,298
    Nippon Carbon Co., Ltd.                                   899     43,217
    Nippon Commercial Development Co., Ltd.                 1,500     24,984
    Nippon Concrete Industries Co., Ltd.                    5,700     25,460
    Nippon Densetsu Kogyo Co., Ltd.                         5,100    112,255
    Nippon Express Co., Ltd.                                6,500    468,396
    Nippon Flour Mills Co., Ltd.                            3,800     58,943
    Nippon Gas Co., Ltd.                                    5,600    236,486
    Nippon Hume Corp.                                       1,400     10,620
    Nippon Kanzai Co., Ltd.                                 1,300     24,197
    Nippon Kayaku Co., Ltd.                                20,000    295,292
    Nippon Koei Co., Ltd.                                   1,200     39,674
    Nippon Light Metal Holdings Co., Ltd.                  75,100    221,539
    Nippon Paint Holdings Co., Ltd.                        15,500    557,134
    Nippon Paper Industries Co., Ltd.                       3,500     66,636
    Nippon Parking Development Co., Ltd.                   15,600     27,582
    Nippon Pillar Packing Co., Ltd.                           800     13,986
    Nippon Piston Ring Co., Ltd.                              900     18,646
    Nippon Road Co., Ltd. (The)                               500     27,631
    Nippon Seiki Co., Ltd.                                  3,000     62,167
*   Nippon Sharyo, Ltd.                                     8,000     23,655
    Nippon Shinyaku Co., Ltd.                               2,600    178,318
    Nippon Shokubai Co., Ltd.                               2,600    185,150
    Nippon Signal Co., Ltd.                                 6,200     65,324
    Nippon Soda Co., Ltd.                                  14,000     96,442
    Nippon Steel & Sumikin Bussan Corp.                     1,700    104,396
    Nippon Suisan Kaisha, Ltd.                             44,600    238,106
    Nippon Systemware Co., Ltd.                             1,000     23,703
    Nippon Telegraph & Telephone Corp.                     20,300    972,059
    Nippon Thompson Co., Ltd.                               5,600     44,053
    Nippon Valqua Industries, Ltd.                            600     18,239
#*  Nippon Yakin Kogyo Co., Ltd.                            2,000      5,697
    Nipro Corp.                                            17,900    275,256
    Nishi-Nippon Financial Holdings, Inc.                   9,800    128,714
    Nishi-Nippon Railroad Co., Ltd.                         4,000    111,821
    Nishimatsu Construction Co., Ltd.                       6,300    179,106
    Nishimatsuya Chain Co., Ltd.                            4,600     54,168
    Nishio Rent All Co., Ltd.                               2,200     71,289
    Nissan Chemical Industries, Ltd.                        7,100    290,299
    Nissan Motor Co., Ltd.                                148,000  1,585,452
    Nissan Shatai Co., Ltd.                                 6,800     71,820
    Nissei ASB Machine Co., Ltd.                              600     39,538
    Nissei Build Kogyo Co., Ltd.                            3,000     37,906
    Nissei Plastic Industrial Co., Ltd.                     1,200     20,189
#   Nissha Co., Ltd.                                          900     23,454

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nisshin Fudosan Co.                                     3,300 $   28,242
    Nisshin Oillio Group, Ltd. (The)                        3,000     90,556
    Nisshin Seifun Group, Inc.                              7,380    148,355
    Nisshinbo Holdings, Inc.                                7,404    105,597
    Nissin Electric Co., Ltd.                               6,000     66,883
    Nissin Foods Holdings Co., Ltd.                         1,300     96,455
    Nissin Kogyo Co., Ltd.                                  3,300     62,287
    Nissin Sugar Co., Ltd.                                  2,000     40,205
    Nissui Pharmaceutical Co., Ltd.                         1,700     22,212
    Nitori Holdings Co., Ltd.                               3,000    478,662
    Nitta Corp.                                               800     33,846
    Nittetsu Mining Co., Ltd.                                 700     50,424
    Nitto Boseki Co., Ltd.                                  1,600     48,143
    Nitto Denko Corp.                                       7,200    661,536
    Nitto Kogyo Corp.                                       2,500     42,947
    Nitto Kohki Co., Ltd.                                     700     19,352
    Nitto Seiko Co., Ltd.                                   2,100     12,475
    Nittoc Construction Co., Ltd.                           1,700     10,956
    Nittoku Engineering Co., Ltd.                             300     14,516
    Noda Corp.                                              1,400     18,537
    Noevir Holdings Co., Ltd.                               1,500    122,025
    NOF Corp.                                               6,000    161,492
    Nohmi Bosai, Ltd.                                       3,000     55,564
    Nojima Corp.                                            4,700    113,284
    NOK Corp.                                               5,500    128,309
    Nomura Co., Ltd.                                        3,500     79,125
    Nomura Holdings, Inc.                                 102,200    667,207
#   Nomura Holdings, Inc. Sponsored ADR                    48,288    316,769
    Nomura Real Estate Holdings, Inc.                      19,500    467,174
    Nomura Research Institute, Ltd.                         5,622    259,568
    Noritake Co., Ltd.                                      1,000     53,457
#   Noritsu Koki Co., Ltd.                                    900     22,600
    Noritz Corp.                                            3,900     77,123
    NS Solutions Corp.                                      3,400     91,622
    NSD Co., Ltd.                                           2,300     48,633
    NSK, Ltd.                                              18,200    301,842
    NTN Corp.                                              36,800    189,797
    NTT Data Corp.                                         27,600    325,828
    NTT DOCOMO, Inc.                                       52,600  1,306,974
    NTT DOCOMO, Inc. Sponsored ADR                          6,786    169,311
    NTT Urban Development Corp.                             6,000     78,802
    Nuflare Technology, Inc.                                  600     38,754
    OAK Capital Corp.                                       8,300     29,053
    Obara Group, Inc.                                       1,100     76,061
    Obayashi Corp.                                         55,600    671,289
    Obic Co., Ltd.                                          1,700    132,864
    Odakyu Electric Railway Co., Ltd.                      11,700    258,426
    Oenon Holdings, Inc.                                    5,000     18,733
    Ogaki Kyoritsu Bank, Ltd. (The)                         2,300     59,654
    Ohashi Technica, Inc.                                   1,000     16,445
    Ohsho Food Service Corp.                                  600     28,102
    Oiles Corp.                                             1,800     37,491
    Oita Bank, Ltd. (The)                                   1,000     39,454

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Oji Holdings Corp.                                    47,000 $  322,921
    Okabe Co., Ltd.                                        4,100     42,225
    Okamoto Industries, Inc.                               6,000     67,957
    Okamura Corp.                                          5,400     75,575
    Okasan Securities Group, Inc.                         19,000    130,357
    Oki Electric Industry Co., Ltd.                        5,200     75,684
#   Okinawa Cellular Telephone Co.                           700     27,084
    OKUMA Corp.                                            1,800    124,258
    Okumura Corp.                                          2,200     95,172
    Okura Industrial Co., Ltd.                             2,000     12,176
    Okuwa Co., Ltd.                                        2,000     20,827
    Olympus Corp.                                         15,500    597,122
    Omron Corp.                                            7,200    451,283
    Ono Pharmaceutical Co., Ltd.                          11,600    286,604
    Onoken Co., Ltd.                                       1,100     19,650
    Onward Holdings Co., Ltd.                             14,000    120,402
    Open House Co., Ltd.                                   3,800    223,396
#*  OPT Holding, Inc.                                      1,200     16,389
    Oracle Corp.                                           2,000    161,537
    Organo Corp.                                           1,200     39,669
#   Orient Corp.                                          54,900     90,828
    Oriental Land Co., Ltd.                                5,600    547,360
    Origin Electric Co., Ltd.                                400      6,516
    Osaka Gas Co., Ltd.                                   17,200    342,155
#   Osaka Soda Co., Ltd.                                     800     20,600
    Osaki Electric Co., Ltd.                               4,000     29,471
    OSG Corp.                                              8,700    221,221
    OSJB Holdings Corp.                                   11,900     35,204
    Otsuka Corp.                                           3,700    311,496
    Otsuka Holdings Co., Ltd.                              4,200    186,575
#   Otsuka Kagu, Ltd.                                      2,600     18,281
    Outsourcing, Inc.                                     10,000    189,470
    Oyo Corp.                                              2,100     28,056
    Pacific Industrial Co., Ltd.                           2,100     31,955
    Pack Corp. (The)                                       1,000     34,492
    PAL GROUP Holdings Co., Ltd.                           1,100     31,472
    PALTAC Corp.                                           2,400    106,553
    Panasonic Corp.                                       70,100  1,040,788
    Panasonic Corp. Sponsored ADR                         24,160    359,984
    Paraca, Inc.                                             900     22,344
    Paramount Bed Holdings Co., Ltd.                       1,500     79,064
    Parco Co., Ltd.                                        2,200     31,111
    Paris Miki Holdings, Inc.                              2,800     13,001
    Park24 Co., Ltd.                                      11,300    282,669
    Pasona Group, Inc.                                     2,000     43,195
    PC Depot Corp.                                         3,840     28,109
    Pegasus Sewing Machine Manufacturing Co., Ltd.         3,200     22,361
    Penta-Ocean Construction Co., Ltd.                    32,600    251,871
    Pepper Food Service Co., Ltd.                            600     26,506
*   PeptiDream, Inc.                                       1,700     69,860
    Persol Holdings Co., Ltd.                             18,600    464,728
#   PIA Corp.                                                400     26,340
    Pigeon Corp.                                          13,300    520,040

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Pilot Corp.                                            2,900 $  144,120
    Piolax, Inc.                                           1,500     45,000
#*  Pioneer Corp.                                         44,000     93,881
    Plant Co., Ltd.                                        1,200     15,593
    Plenus Co., Ltd.                                       1,100     21,564
    Pola Orbis Holdings, Inc.                              6,300    246,626
    Poletowin Pitcrew Holdings, Inc.                       1,600     33,674
    Press Kogyo Co., Ltd.                                  6,000     38,180
#   Pressance Corp.                                        4,300     61,748
    Prestige International, Inc.                           3,700     48,568
    Pronexus, Inc.                                           600      8,096
    PS Mitsubishi Construction Co., Ltd.                   4,900     42,742
    Punch Industry Co., Ltd.                               2,000     26,036
    Qol Co., Ltd.                                          1,800     35,805
    Quick Co., Ltd.                                          800     12,395
    Raito Kogyo Co., Ltd.                                  5,500     62,448
*   Rakuten, Inc.                                         63,800    577,382
    Raysum Co., Ltd.                                       1,900     29,155
    Recruit Holdings Co., Ltd.                            48,700  1,189,295
    Relia, Inc.                                            1,400     16,985
#   Relo Group, Inc.                                      14,100    418,727
    Renaissance, Inc.                                        700     11,475
*   Renesas Electronics Corp.                              1,100     12,963
    Rengo Co., Ltd.                                       21,900    177,705
*   Renown, Inc.                                          11,600     19,795
    Resona Holdings, Inc.                                 45,500    275,544
    Rheon Automatic Machinery Co., Ltd.                    1,500     30,459
    Rhythm Watch Co., Ltd.                                   900     18,975
    Ricoh Co., Ltd.                                       28,100    276,979
    Ricoh Leasing Co., Ltd.                                2,300     84,555
#   Right On Co., Ltd.                                     1,300     11,188
    Riken Keiki Co., Ltd.                                  1,500     33,811
    Rinnai Corp.                                           1,000     94,418
    Rion Co., Ltd.                                           700     18,722
    Riso Kagaku Corp.                                      2,100     39,661
    Riso Kyoiku Co., Ltd.                                  2,900     22,270
    Rock Field Co., Ltd.                                   1,200     23,947
    Rohto Pharmaceutical Co., Ltd.                         6,500    174,702
    Rokko Butter Co., Ltd.                                 1,000     25,649
    Roland DG Corp.                                        1,200     35,328
#   Rorze Corp.                                            1,000     25,033
    Round One Corp.                                        4,500     83,450
    RS Technologies Co., Ltd.                                600     39,484
    Ryobi, Ltd.                                            2,400     71,680
    Ryoden Corp.                                           1,000     17,610
    Ryohin Keikaku Co., Ltd.                               1,500    501,672
    Ryosan Co., Ltd.                                       2,600     99,944
    S Foods, Inc.                                            600     26,175
    Sac's Bar Holdings, Inc.                               1,600     17,836
#   Sagami Rubber Industries Co., Ltd.                     2,000     36,384
    Saizeriya Co., Ltd.                                    1,800     54,591
    Sakai Chemical Industry Co., Ltd.                      2,200     61,791
    Sakai Moving Service Co., Ltd.                           700     33,551

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Sakata INX Corp.                                       4,300 $ 72,903
#   Sakura Internet, Inc.                                  3,000   22,894
    Sala Corp.                                             1,800   11,650
    SAMTY Co., Ltd.                                        1,600   28,771
    San Holdings, Inc.                                     1,000   26,800
    San-A Co., Ltd.                                        1,400   69,148
    San-Ai Oil Co., Ltd.                                  11,000  160,678
    San-In Godo Bank, Ltd. (The)                           7,400   76,712
*   Sanden Holdings Corp.                                  1,400   30,601
    Sanei Architecture Planning Co., Ltd.                    500   10,633
    Sangetsu Corp.                                         4,500   89,639
    Sanken Electric Co., Ltd.                             12,000   87,990
    Sanki Engineering Co., Ltd.                            7,200   81,591
    Sankyo Co., Ltd.                                       3,600  116,966
    Sankyo Frontier Co., Ltd.                              1,000   30,371
    Sankyo Tateyama, Inc.                                  1,400   19,696
    Sankyu, Inc.                                           5,800  270,716
    Sanoh Industrial Co., Ltd.                             1,100    8,776
#   Sanrio Co., Ltd.                                       2,600   44,751
    Sanshin Electronics Co., Ltd.                          2,400   45,327
    Santen Pharmaceutical Co., Ltd.                       17,300  280,909
    Sanwa Holdings Corp.                                  48,700  676,562
    Sanyo Chemical Industries, Ltd.                        1,400   74,193
    Sanyo Denki Co., Ltd.                                    800   63,950
    Sanyo Electric Railway Co., Ltd.                       1,400   35,668
    Sanyo Housing Nagoya Co., Ltd.                         1,700   19,549
#   Sanyo Shokai, Ltd.                                       900   17,503
    Sanyo Trading Co., Ltd.                                  700   17,325
    Sapporo Holdings, Ltd.                                 7,500  226,095
    Sato Holdings Corp.                                    3,900  125,930
    Sawada Holdings Co., Ltd.                              1,300   13,483
    Sawai Pharmaceutical Co., Ltd.                         2,400  109,274
    SBI Holdings, Inc.                                    30,800  748,756
    SBS Holdings, Inc.                                     2,200   22,923
#   Scala, Inc.                                            2,600   19,748
    SCREEN Holdings Co., Ltd.                              5,100  444,527
    Scroll Corp.                                           2,500   11,698
    SCSK Corp.                                             2,343  107,962
    Secom Co., Ltd.                                       12,400  950,389
    Seed Co., Ltd.                                           700   40,348
    Sega Sammy Holdings, Inc.                             14,100  197,357
    Seibu Holdings, Inc.                                   8,900  178,390
    Seika Corp.                                            1,000   27,021
    Seikitokyu Kogyo Co., Ltd.                             2,600   15,224
    Seiko Epson Corp.                                     11,900  289,867
    Seiko Holdings Corp.                                   2,200   63,352
    Seino Holdings Co., Ltd.                               7,800  129,707
    Seiren Co., Ltd.                                       4,800   99,142
#   Sekisui House, Ltd.                                   30,700  564,062
    Sekisui Jushi Corp.                                    2,000   45,654
    Sekisui Plastics Co., Ltd.                             2,500   31,795
    Senko Group Holdings Co., Ltd.                        11,720   84,310
    Senshu Ikeda Holdings, Inc.                           15,400   59,311

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
#*  Senshukai Co., Ltd.                                     3,000 $   16,648
    Septeni Holdings Co., Ltd.                              9,500     32,343
    Seria Co., Ltd.                                         3,200    190,912
    Seven & I Holdings Co., Ltd.                           33,800  1,394,580
#   Seven Bank, Ltd.                                      139,100    514,121
    SFP Holdings Co., Ltd.                                    900     17,352
#*  Sharp Corp.                                             3,800    142,249
    Shibaura Electronics Co., Ltd.                            400     22,607
    Shibuya Corp.                                           2,100     90,087
    Shiga Bank, Ltd. (The)                                 14,000     75,533
    Shikoku Bank, Ltd. (The)                                2,400     36,458
    Shikoku Chemicals Corp.                                 4,000     66,703
    Shima Seiki Manufacturing, Ltd.                         1,500    108,877
    Shimachu Co., Ltd.                                      3,700    122,003
    Shimadzu Corp.                                         12,000    304,820
    Shimamura Co., Ltd.                                     2,100    246,887
    Shimano, Inc.                                           2,400    344,012
    Shimizu Bank, Ltd. (The)                                1,200     35,832
    Shimizu Corp.                                          52,100    535,906
    Shin Nippon Air Technologies Co., Ltd.                  1,200     16,855
    Shin-Etsu Chemical Co., Ltd.                            8,500    972,535
    Shin-Etsu Polymer Co., Ltd.                             4,000     48,264
    Shinagawa Refractories Co., Ltd.                          400     12,139
    Shindengen Electric Manufacturing Co., Ltd.               600     55,575
#*  Shinkawa, Ltd.                                          3,200     43,426
    Shinko Plantech Co., Ltd.                               5,600     57,970
    Shinko Shoji Co., Ltd.                                  1,000     19,438
    Shinmaywa Industries, Ltd.                             10,000     96,208
    Shinnihon Corp.                                         3,200     30,280
#   Shinoken Group Co., Ltd.                                1,400     33,720
#   Shinsei Bank, Ltd.                                     12,200    213,311
    Shinsho Corp.                                             800     28,942
    Shinwa Co., Ltd.                                          600     14,024
    Shionogi & Co., Ltd.                                   11,000    608,856
    Ship Healthcare Holdings, Inc.                          4,600    149,756
    Shiseido Co., Ltd.                                     26,900  1,381,507
    Shizuoka Bank, Ltd. (The)                              14,000    149,710
    Shizuoka Gas Co., Ltd.                                  6,500     56,805
    Shoei Co., Ltd.                                           800     36,730
    Shoei Foods Corp.                                       1,500     61,207
    Shofu, Inc.                                             1,900     25,798
    Showa Corp.                                             4,300     54,089
    Showa Denko K.K.                                       10,700    497,819
    Showa Sangyo Co., Ltd.                                  1,800     46,540
    Showa Shell Sekiyu K.K.                                28,400    403,738
    Sinanen Holdings Co., Ltd.                                800     19,076
    Sinfonia Technology Co., Ltd.                          11,000     47,306
    Sinko Industries, Ltd.                                  1,300     25,330
    Sintokogio, Ltd.                                        4,000     51,493
    SK-Electronics Co., Ltd.                                1,200     23,545
    SKY Perfect JSAT Holdings, Inc.                        15,300     72,479
    Skylark Co., Ltd.                                       9,400    135,474
    SMC Corp.                                               1,300    640,684

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    SMK Corp.                                               4,000 $   17,689
    SMS Co., Ltd.                                           2,600     92,403
#   Sodick Co., Ltd.                                        3,900     54,518
    SoftBank Group Corp.                                   36,784  3,056,340
    Softbank Technology Corp.                               1,200     23,214
    Sogo Medical Co., Ltd.                                  1,000     60,350
    Sohgo Security Services Co., Ltd.                       3,900    212,192
    Solasto Corp.                                             500     13,292
    Sompo Holdings, Inc.                                   14,500    582,234
    Sony Financial Holdings, Inc.                           4,200     77,250
    Sotetsu Holdings, Inc.                                  4,000    110,569
    Space Co., Ltd.                                           700      9,880
    Sparx Group Co., Ltd.                                   7,000     22,693
    Square Enix Holdings Co., Ltd.                          5,100    232,962
    SRA Holdings                                              400     14,292
    Srg Takamiya Co., Ltd.                                  3,400     20,972
    SRS Holdings Co., Ltd.                                  2,600     22,446
    ST Corp.                                                  700     15,992
    St Marc Holdings Co., Ltd.                              1,200     34,041
    Star Micronics Co., Ltd.                                3,000     63,040
    Start Today Co., Ltd.                                  11,400    336,839
    Starts Corp., Inc.                                      4,000    111,647
#   Stella Chemifa Corp.                                    1,700     57,780
    Studio Alice Co., Ltd.                                  1,400     36,045
    Subaru Corp.                                           29,300    975,939
    Sugi Holdings Co., Ltd.                                 2,600    138,637
#   Sumida Corp.                                            1,700     32,216
    Suminoe Textile Co., Ltd.                                 500     14,627
    Sumitomo Bakelite Co., Ltd.                            20,000    171,800
    Sumitomo Chemical Co., Ltd.                           163,231  1,201,046
    Sumitomo Dainippon Pharma Co., Ltd.                     8,400    124,003
    Sumitomo Densetsu Co., Ltd.                             2,100     44,267
    Sumitomo Electric Industries, Ltd.                     19,300    330,322
    Sumitomo Forestry Co., Ltd.                            14,000    241,181
    Sumitomo Heavy Industries, Ltd.                        11,400    522,794
    Sumitomo Metal Mining Co., Ltd.                         8,500    399,105
    Sumitomo Mitsui Construction Co., Ltd.                 19,100    108,999
    Sumitomo Mitsui Financial Group, Inc.                  42,600  1,918,532
    Sumitomo Mitsui Trust Holdings, Inc.                   10,900    453,864
    Sumitomo Realty & Development Co., Ltd.                16,000    617,287
    Sumitomo Riko Co., Ltd.                                 2,900     30,657
    Sumitomo Rubber Industries, Ltd.                        1,803     35,123
    Sumitomo Seika Chemicals Co., Ltd.                      1,000     52,201
    Sumitomo Warehouse Co., Ltd. (The)                      6,000     44,733
    Sun Frontier Fudousan Co., Ltd.                         2,700     34,130
    Sun-Wa Technos Corp.                                    1,100     25,218
    Sundrug Co., Ltd.                                       3,800    163,542
    Suntory Beverage & Food, Ltd.                           7,200    345,331
    Suruga Bank, Ltd.                                       5,900    119,618
    Suzuken Co., Ltd.                                       5,590    238,279
    Suzuki Motor Corp.                                     17,300    993,626
*   SWCC Showa Holdings Co., Ltd.                           2,900     24,909
    Sysmex Corp.                                            8,200    645,484

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Systena Corp.                                          1,700 $   58,678
    T Hasegawa Co., Ltd.                                     400      8,313
    T RAD Co., Ltd.                                          300     10,470
    T&D Holdings, Inc.                                    25,100    450,048
#   T&K Toka Co., Ltd.                                     1,000     13,444
    T-Gaia Corp.                                           2,700     67,098
    Tachi-S Co., Ltd.                                      1,500     27,334
    Tachibana Eletech Co., Ltd.                            1,000     19,604
    Tachikawa Corp.                                        1,000     13,159
    Tadano, Ltd.                                           7,600    133,042
    Taihei Dengyo Kaisha, Ltd.                             1,500     38,787
    Taiho Kogyo Co., Ltd.                                  1,600     24,321
    Taikisha, Ltd.                                         2,500     87,346
    Taiko Bank, Ltd. (The)                                   700     15,631
    Taisei Corp.                                          11,400    581,863
    Taisho Pharmaceutical Holdings Co., Ltd.               1,200     97,740
    Taiyo Holdings Co., Ltd.                               1,900     92,720
    Taiyo Nippon Sanso Corp.                               5,800     90,158
    Takamatsu Construction Group Co., Ltd.                 2,400     68,414
    Takano Co., Ltd.                                       1,400     14,148
    Takaoka Toko Co., Ltd.                                 1,400     22,469
    Takara Holdings, Inc.                                 12,700    156,739
    Takara Leben Co., Ltd.                                14,600     65,366
    Takara Standard Co., Ltd.                              4,300     71,175
    Takasago International Corp.                           2,300     71,198
    Takasago Thermal Engineering Co., Ltd.                 4,900     92,773
    Takashimaya Co., Ltd.                                 24,000    249,730
    Takeda Pharmaceutical Co., Ltd.                       24,500  1,435,057
    Takeei Corp.                                           3,000     38,206
    Takeuchi Manufacturing Co., Ltd.                       4,600    119,721
    Takisawa Machine Tool Co., Ltd.                        1,100     24,795
    Takuma Co., Ltd.                                       7,800    105,991
    Tama Home Co., Ltd.                                    2,100     22,884
    Tamron Co., Ltd.                                       1,000     22,083
    Tamura Corp.                                           4,000     31,749
#   Tanseisha Co., Ltd.                                    1,900     21,404
    Tatsuta Electric Wire and Cable Co., Ltd.              4,900     36,267
    Tayca Corp.                                            1,500     45,965
    TBK Co., Ltd.                                          3,900     20,290
#   TechMatrix Corp.                                       1,500     28,567
    TechnoPro Holdings, Inc.                               5,200    285,557
#   Tecnos Japan, Inc.                                     1,300     11,012
    Teijin, Ltd.                                          26,200    580,895
    Teikoku Electric Manufacturing Co., Ltd.               1,000     13,736
    Teikoku Sen-I Co., Ltd.                                1,100     23,987
    Tekken Corp.                                           1,100     33,216
    Tenma Corp.                                            2,100     42,000
    Terumo Corp.                                           6,900    337,718
    THK Co., Ltd.                                          5,200    217,243
    TIS, Inc.                                              9,800    347,711
    TKC Corp.                                              1,500     54,795
*   Toa Corp.(6894508)                                     2,600     71,222
    Toa Corp.(6894434)                                       900     11,461

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    TOA ROAD Corp.                                           300 $   11,896
    Toagosei Co., Ltd.                                    11,700    151,422
    Tobishima Corp.                                       13,200     21,914
    Tobu Railway Co., Ltd.                                 7,900    266,337
    TOC Co., Ltd.                                          3,800     32,837
#   Tocalo Co., Ltd.                                       1,900     95,436
    Tochigi Bank, Ltd. (The)                               5,000     20,856
    Toda Corp.                                            21,000    165,454
#   Toei Animation Co., Ltd.                                 400     38,430
    Toei Co., Ltd.                                           700     72,099
    Toenec Corp.                                           1,200     36,098
    Toho Bank, Ltd. (The)                                 11,000     39,861
    Toho Co., Ltd.(6895211)                                  800     19,197
    Toho Co., Ltd.(6895200)                                6,000    203,437
    Toho Gas Co., Ltd.                                    11,500    337,669
#   Toho Holdings Co., Ltd.                                9,100    211,373
    Toho Titanium Co., Ltd.                                4,300     60,983
    Toho Zinc Co., Ltd.                                    1,600     97,483
    Tohoku Bank, Ltd. (The)                                1,300     17,771
    Tohokushinsha Film Corp.                               2,900     22,293
    Tokai Carbon Co., Ltd.                                23,100    336,665
    Tokai Corp.                                            1,800     43,889
    TOKAI Holdings Corp.                                   7,500     72,433
    Tokai Rika Co., Ltd.                                   3,900     84,845
    Tokai Tokyo Financial Holdings, Inc.                  13,000     99,589
    Token Corp.                                            1,620    186,474
    Tokio Marine Holdings, Inc.                           32,200  1,522,476
    Tokushu Tokai Paper Co., Ltd.                          1,000     38,411
#*  Tokyo Base Co., Ltd.                                     500     20,572
    Tokyo Broadcasting System Holdings, Inc.               3,200     77,109
#   Tokyo Dome Corp.                                       5,700     54,458
    Tokyo Electron Device, Ltd.                            1,000     20,950
    Tokyo Electron, Ltd.                                   6,900  1,301,632
    Tokyo Energy & Systems, Inc.                           2,000     20,339
    Tokyo Gas Co., Ltd.                                   19,100    455,739
#   Tokyo Individualized Educational Institute, Inc.       1,300     13,689
#   Tokyo Keiki, Inc.                                      2,200     27,950
    Tokyo Ohka Kogyo Co., Ltd.                             2,400    110,183
    Tokyo Rope Manufacturing Co., Ltd.                     1,800     30,350
    Tokyo Seimitsu Co., Ltd.                               2,800    122,601
    Tokyo Tatemono Co., Ltd.                              18,100    291,821
    Tokyo TY Financial Group, Inc.                         1,485     41,095
    Tokyotokeiba Co., Ltd.                                   700     28,476
    Tokyu Construction Co., Ltd.                           8,900     96,805
    Tokyu Corp.                                           20,983    351,947
    Tokyu Fudosan Holdings Corp.                          74,400    589,065
    Tokyu Recreation Co., Ltd.                             3,000     26,445
    Toli Corp.                                             4,700     18,872
    Tomato Bank, Ltd.                                      1,400     19,786
    Tomoe Corp.                                            6,200     34,625
    Tomoe Engineering Co., Ltd.                            1,200     22,241
    TOMONY Holdings, Inc.                                  8,700     43,092
    Tomy Co., Ltd.                                        11,100    168,017

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Tonami Holdings Co., Ltd.                                300 $   15,252
    Topcon Corp.                                          10,200    259,685
    Toppan Forms Co., Ltd.                                 6,400     72,264
    Toppan Printing Co., Ltd.                             26,000    245,090
    Topre Corp.                                            2,800     85,415
    Topy Industries, Ltd.                                  2,000     65,288
    Toray Industries, Inc.                                57,107    569,694
    Toridoll Holdings Corp.                                1,400     49,124
    Torigoe Co., Ltd. (The)                                2,000     18,033
#   Torikizoku Co., Ltd.                                   1,000     30,599
    Torishima Pump Manufacturing Co., Ltd.                 1,100     11,214
    Tosei Corp.                                            3,900     48,212
*   Toshiba Corp.                                         60,000    171,697
    Toshiba Machine Co., Ltd.                              8,000     65,624
    Toshiba Plant Systems & Services Corp.                 3,300     65,093
    Toshiba TEC Corp.                                     17,000    103,322
    Tosho Printing Co., Ltd.                               2,500     22,465
    Tosoh Corp.                                            5,000    115,111
#   Totech Corp.                                             500     14,930
    Totetsu Kogyo Co., Ltd.                                2,500     81,174
    TOTO, Ltd.                                             7,400    424,881
    Tottori Bank, Ltd. (The)                               1,400     23,237
    Towa Corp.                                             2,800     59,762
    Towa Pharmaceutical Co., Ltd.                            900     50,754
    Toyo Construction Co., Ltd.                            9,000     51,563
    Toyo Corp.                                             2,500     22,814
#   Toyo Engineering Corp.                                 3,500     42,676
    Toyo Ink SC Holdings Co., Ltd.                        33,000    200,976
    Toyo Kanetsu K.K.                                      1,600     63,378
    Toyo Kohan Co., Ltd.                                   7,500     38,642
    Toyo Securities Co., Ltd.                              9,000     28,939
    Toyo Seikan Group Holdings, Ltd.                      18,000    291,788
    Toyo Suisan Kaisha, Ltd.                               4,200    170,906
    Toyo Tanso Co., Ltd.                                   1,200     41,557
    Toyo Tire & Rubber Co., Ltd.                           8,500    181,521
    Toyo Wharf & Warehouse Co., Ltd.                         900     15,045
    Toyobo Co., Ltd.                                      11,023    210,347
    Toyoda Gosei Co., Ltd.                                 8,000    212,905
    Toyota Boshoku Corp.                                   8,400    180,269
    Toyota Industries Corp.                                5,100    333,389
    Toyota Motor Corp.                                    66,919  4,610,540
    Toyota Motor Corp. Sponsored ADR                      17,953  2,476,078
    TPR Co., Ltd.                                          2,900     93,307
    Trancom Co., Ltd.                                        800     59,591
#   Transaction Co., Ltd.                                  1,000     10,534
    Transcosmos, Inc.                                      2,500     66,491
*   Trend Micro, Inc.                                      7,700    416,824
    Tri Chemical Laboratories, Inc.                          800     36,736
    Trusco Nakayama Corp.                                  4,100    121,551
    Trust Tech, Inc.                                         800     23,387
    TS Tech Co., Ltd.                                      8,000    342,853
    TSI Holdings Co., Ltd.                                 9,100     64,560
    Tsubaki Nakashima Co., Ltd.                            1,800     51,404

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Tsubakimoto Chain Co.                                 14,000 $118,223
    Tsubakimoto Kogyo Co., Ltd.                              600   17,644
    Tsugami Corp.                                          4,000   59,790
    Tsukada Global Holdings, Inc.                          4,200   24,908
    Tsukuba Bank, Ltd.                                     5,900   22,054
    Tsukui Corp.                                           8,000   63,042
    Tsuruha Holdings, Inc.                                 1,600  223,455
    Tsurumi Manufacturing Co., Ltd.                        1,900   36,285
    Tsutsumi Jewelry Co., Ltd.                             1,200   23,730
    TV Asahi Holdings Corp.                                3,200   66,172
    Tv Tokyo Holdings Corp.                                  700   15,972
*   U-Shin, Ltd.                                           2,100   14,013
#   UACJ Corp.                                             4,100  110,617
    Ulvac, Inc.                                            3,400  227,911
    Unicharm Corp.                                        21,300  570,532
    Uniden Holdings Corp.                                 10,000   30,266
    Union Tool Co.                                           500   19,746
    Unipres Corp.                                          2,700   71,948
    United Arrows, Ltd.                                    2,800  123,151
    United Super Markets Holdings, Inc.                    4,300   43,645
#   UNITED, Inc.                                           1,000   31,782
    Universal Entertainment Corp.                          1,900   90,614
    Unizo Holdings Co., Ltd.                               2,600   74,963
    Ushio, Inc.                                           12,900  197,833
    USS Co., Ltd.                                          8,800  197,089
*   UT Group Co., Ltd.                                     1,800   59,280
    V Technology Co., Ltd.                                   300   59,752
    Valor Holdings Co., Ltd.                               4,700  113,079
    Vector, Inc.                                           3,800   76,028
    VIA Holdings, Inc.                                     1,700   11,478
*   Vision, Inc.                                           1,000   29,503
    Vital KSK Holdings, Inc.                               3,700   32,752
    Vitec Holdings Co., Ltd.                                 700   11,680
    Voyage Group, Inc.                                     1,100   15,042
#   VT Holdings Co., Ltd.                                  8,900   49,161
    Wacoal Holdings Corp.                                  9,000  276,781
    Wakachiku Construction Co., Ltd.                       1,200   19,183
    Wakita & Co., Ltd.                                     4,700   58,297
    Watahan & Co., Ltd.                                      800   32,855
    WATAMI Co., Ltd.                                       1,700   25,126
    WDB Holdings Co., Ltd.                                   500   17,807
    Weathernews, Inc.                                        500   15,522
    Welcia Holdings Co., Ltd.                              3,200  136,157
    West Japan Railway Co.                                 2,900  218,144
    Will Group, Inc.                                         700   13,194
    WirelessGate, Inc.                                     1,100   14,494
    World Holdings Co., Ltd.                               1,000   33,766
    Wowow, Inc.                                            1,300   40,660
    Xebio Holdings Co., Ltd.                               3,500   74,629
    YA-MAN, Ltd.                                           4,000   66,830
    Yahagi Construction Co., Ltd.                          3,600   30,373
#   Yahoo Japan Corp.                                     54,600  263,356
    Yaizu Suisankagaku Industry Co., Ltd.                    200    2,198

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ ------------
JAPAN -- (Continued)
    Yakult Honsha Co., Ltd.                                3,200 $    268,653
    Yakuodo Co., Ltd.                                        800       24,526
    YAMABIKO Corp.                                         4,800       79,181
    YAMADA Consulting Group Co., Ltd.                        400       12,495
#   Yamada Denki Co., Ltd.                                34,500      204,867
#   Yamagata Bank, Ltd. (The)                              2,000       44,016
    Yamaguchi Financial Group, Inc.                        9,000      105,807
    Yamaha Corp.                                           5,100      210,897
    Yamaha Motor Co., Ltd.                                17,800      594,698
    Yamaichi Electronics Co., Ltd.                         3,500       73,000
    Yamanashi Chuo Bank, Ltd. (The)                        9,000       38,218
#   Yamashin-Filter Corp.                                  1,900       24,880
    Yamatane Corp.                                           800       15,493
    Yamato Corp.                                           2,800       21,909
#   Yamato Holdings Co., Ltd.                             18,100      467,430
    Yamaya Corp.                                             500       14,744
    Yamazaki Baking Co., Ltd.                             15,600      307,776
    Yamazen Corp.                                          3,900       47,529
    Yaoko Co., Ltd.                                        2,400      116,804
    Yaskawa Electric Corp.                                30,300    1,568,138
    Yasuda Logistics Corp.                                 1,500       14,847
#   Yasunaga Corp.                                         1,200       30,407
    Yellow Hat, Ltd.                                       1,600       48,361
    Yodogawa Steel Works, Ltd.                             3,100       96,140
    Yokogawa Bridge Holdings Corp.                         3,400       87,571
    Yokogawa Electric Corp.                               19,500      416,010
#   Yokohama Reito Co., Ltd.                               4,500       46,177
    Yokowo Co., Ltd.                                       1,600       31,766
    Yomeishu Seizo Co., Ltd.                                 800       18,437
    Yomiuri Land Co., Ltd.                                   300       13,480
    Yondenko Corp.                                           400       10,319
    Yondoshi Holdings, Inc.                                1,200       30,851
    Yorozu Corp.                                           1,300       28,106
    Yoshinoya Holdings Co., Ltd.                             900       15,938
    Yuasa Trading Co., Ltd.                                1,500       53,696
#   Yume No Machi Souzou Iinkai Co., Ltd.                  1,100       18,586
    Yumeshin Holdings Co., Ltd.                            7,200       84,961
    Yurtec Corp.                                           6,000       48,879
    Zenitaka Corp. (The)                                     400       23,015
    Zenkoku Hosho Co., Ltd.                                4,300      201,564
    Zenrin Co., Ltd.                                       2,500       86,020
    Zensho Holdings Co., Ltd.                              7,500      131,526
    Zeon Corp.                                            21,500      324,479
    ZERIA Pharmaceutical Co., Ltd.                         1,100       22,025
*   ZIGExN Co., Ltd.                                       4,000       41,605
#   Zojirushi Corp.                                        4,200       51,634
    Zuken, Inc.                                            1,000       16,875
                                                                 ------------
TOTAL JAPAN                                                       215,769,762
                                                                 ------------
NETHERLANDS -- (3.4%)
    Aalberts Industries NV                                11,208      611,943
    ABN AMRO Group NV                                     27,996      947,610

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NETHERLANDS -- (Continued)
    Accell Group                                            1,885 $   54,532
#   Aegon NV                                              113,691    776,906
    Akzo Nobel NV                                          21,911  2,050,706
#*  Altice NV Class A                                      16,909    181,336
*   Altice NV Class B                                       5,130     55,031
    AMG Advanced Metallurgical Group NV                     1,481     79,195
    Amsterdam Commodities NV                                2,015     62,168
    APERAM SA                                               4,891    290,872
    Arcadis NV                                              6,829    154,948
    ASM International NV                                      789     56,780
    ASML Holding NV(B929F46)                                3,597    729,232
#   ASML Holding NV(B908F01)                                9,302  1,887,934
    ASR Nederland NV                                        2,313    101,034
    BE Semiconductor Industries NV                          3,607    347,127
#   Beter Bed Holding NV                                    1,161     18,197
#   BinckBank NV                                            5,442     29,450
    Brunel International NV                                 2,332     45,650
    Coca-Cola European Partners P.L.C.                     15,863    636,916
    Corbion NV                                              7,314    239,106
    Flow Traders                                              744     18,600
*   Fugro NV                                               10,466    174,483
    Gemalto NV(B011JK4)                                     1,107     68,404
    Gemalto NV(B9MS8P5)                                     5,344    329,644
    GrandVision NV                                          2,918     67,957
*   Heijmans NV                                             2,550     30,765
    Heineken NV                                             9,644  1,083,880
    Hunter Douglas NV                                         379     33,487
    IMCD Group NV                                           3,736    249,567
    ING Groep NV                                           88,753  1,742,688
#   ING Groep NV Sponsored ADR                             73,797  1,453,801
    KAS Bank NV                                             1,864     23,956
    Kendrion NV                                             1,721     90,606
    Koninklijke Ahold Delhaize NV                          47,817  1,068,231
    Koninklijke Ahold Delhaize NV Sponsored ADR               839     18,704
    Koninklijke BAM Groep NV                               17,567     85,875
    Koninklijke DSM NV                                     13,053  1,349,582
    Koninklijke KPN NV                                    381,345  1,336,330
    Koninklijke Philips NV(2614313)                        15,186    618,981
    Koninklijke Philips NV(5986622)                        27,869  1,135,933
    Koninklijke Vopak NV                                    8,512    384,234
*   Lucas Bols NV                                             471     10,818
    Nederland Apparatenfabriek                                620     38,678
    NN Group NV                                            20,157    950,701
    Ordina NV                                              12,745     25,238
    Philips Lighting NV                                       336     13,212
    PostNL NV                                              48,961    244,106
    Randstad Holding NV                                    18,364  1,296,306
    Refresco Group NV                                       5,625    138,809
    RELX NV                                                44,774    991,453
    RELX NV Sponsored ADR                                   8,127    178,464
    Sligro Food Group NV                                    2,263    117,982
*   Telegraaf Media Groep NV                                  581      4,262
    TKH Group NV                                            4,135    274,885

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
*   TomTom NV                                              10,615 $   115,567
#   Unilever NV(2416542)                                   54,112   3,110,899
#   Unilever NV(B12T3J1)                                   22,626   1,306,021
    Van Lanschot Kempen NV                                    959      32,540
    Wessanen                                               11,873     255,101
    Wolters Kluwer NV                                      30,653   1,622,472
                                                                  -----------
TOTAL NETHERLANDS                                                  31,449,895
                                                                  -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                      45,911     312,376
    Auckland International Airport, Ltd.                   34,959     172,242
    Chorus, Ltd.                                           50,385     152,954
    Chorus, Ltd. ADR                                          880      13,299
    Contact Energy, Ltd.                                   30,720     126,533
    EBOS Group, Ltd.                                        5,796      78,437
    Fisher & Paykel Healthcare Corp., Ltd.                 38,589     378,391
    Fletcher Building, Ltd.(6341606)                       36,627     211,294
    Fletcher Building, Ltd.(6341617)                        1,711       9,803
#   Fonterra Co-operative Group, Ltd.                       7,350      33,587
    Freightways, Ltd.                                      15,563      91,694
    Gentrack Group, Ltd.                                    3,190      14,465
    Hallenstein Glasson Holdings, Ltd.                      4,953      15,569
    Heartland Bank, Ltd.                                   39,103      59,598
    Infratil, Ltd.                                         58,984     141,054
    Investore Property, Ltd.                               12,036      12,802
    Kathmandu Holdings, Ltd.                                9,300      16,643
    Mainfreight, Ltd.                                       4,854      92,138
    Mercury NZ, Ltd.                                       46,398     117,768
    Meridian Energy, Ltd.                                  62,449     133,472
    New Zealand Refining Co., Ltd. (The)                   11,163      20,573
    NZME, Ltd.                                              3,265       1,995
    NZX, Ltd.                                              21,052      17,566
#   Port of Tauranga, Ltd.                                 14,966      56,683
    Restaurant Brands New Zealand, Ltd.                     6,760      37,467
    Ryman Healthcare, Ltd.                                 13,517     109,144
    Scales Corp., Ltd.                                     11,134      39,434
    Skellerup Holdings, Ltd.                               11,410      15,402
    SKY Network Television, Ltd.                           17,481      37,508
    Spark New Zealand, Ltd.                               251,037     664,050
    Steel & Tube Holdings, Ltd.                             4,051       6,478
*   Synlait Milk, Ltd.                                      3,910      20,161
    Tegel Group Holdings, Ltd.                             22,530      18,742
    Tourism Holdings, Ltd.                                  8,447      36,451
    Trade Me Group, Ltd.                                   36,435     121,089
    Warehouse Group, Ltd. (The)                             5,791       8,781
*   Xero, Ltd.                                              3,246      82,290
    Z Energy, Ltd.                                         73,159     411,938
                                                                  -----------
TOTAL NEW ZEALAND                                                   3,889,871
                                                                  -----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                         41,376      33,344
    AF Gruppen ASA                                          1,030      16,627

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
NORWAY -- (Continued)
*   Akastor ASA                                           28,173 $   57,078
*   Aker Solutions ASA                                    25,840    149,012
    American Shipping Co. ASA                              3,443     10,273
    Atea ASA                                              14,379    222,594
#*  Axactor AB                                            73,228     26,393
    Bakkafrost P/F                                         3,185    129,794
    Bonheur ASA                                            1,304     15,949
    Borregaard ASA                                         5,619     50,164
#*  BW LPG, Ltd.                                           2,364     11,166
*   BW Offshore, Ltd.                                     15,439     76,977
    DNB ASA                                               51,095  1,038,518
    Ekornes ASA                                            1,838     27,830
    Entra ASA                                             10,975    165,880
    Europris ASA                                           2,251     10,066
#*  Fred Olsen Energy ASA                                  3,684     10,457
    Frontline, Ltd.                                        1,480      6,866
    Gjensidige Forsikring ASA                             15,577    293,854
#   Golar LNG, Ltd.                                          568     15,501
    Grieg Seafood ASA                                      7,968     70,411
*   Kongsberg Automotive ASA                              23,789     30,663
    Kongsberg Gruppen ASA                                  1,283     26,144
*   Kvaerner ASA                                          14,430     30,747
    Leroy Seafood Group ASA                               51,677    263,171
    Marine Harvest ASA                                    24,768    428,880
#*  NEL ASA                                               46,732     18,488
*   Nordic Nanovector ASA                                  2,120     21,123
#*  Nordic Semiconductor ASA                              13,537     80,583
#   Norway Royal Salmon ASA                                1,014     16,271
*   Norwegian Finans Holding ASA                           9,054    103,377
    Norwegian Property ASA                                 9,038     12,779
    Ocean Yield ASA                                        9,743     87,860
*   Odfjell Drilling, Ltd.                                 4,912     23,157
    Olav Thon Eiendomsselskap ASA                            976     19,713
    Orkla ASA                                             23,872    248,417
#*  Otello Corp. ASA                                       7,829     24,517
#*  Petroleum Geo-Services ASA                            30,938     91,876
#*  Prosafe SE                                               574        877
    Protector Forsikring ASA                               8,545    103,687
    Salmar ASA                                             2,746     74,662
    Sbanken ASA                                            2,187     22,530
    Scatec Solar ASA                                      16,067     94,192
    Schibsted ASA Class A                                  6,229    200,480
    Schibsted ASA Class B                                  6,784    204,978
    Selvaag Bolig ASA                                      4,930     21,757
    SpareBank 1 SR-Bank ASA                               11,887    141,888
    Storebrand ASA                                        32,966    295,092
    Subsea 7 SA                                           37,237    580,009
    TGS NOPEC Geophysical Co. ASA                         19,022    477,879
    Tomra Systems ASA                                      4,410     74,695
    Veidekke ASA                                           6,112     65,391
    Wilh Wilhelmsen Holding ASA Class A                    1,249     41,236

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NORWAY -- (Continued)
#   XXL ASA                                                 5,949 $   73,543
                                                                  ----------
TOTAL NORWAY                                                       6,439,416
                                                                  ----------
PORTUGAL -- (0.1%)
    Altri SGPS SA                                           6,485     39,197
    CTT-Correios de Portugal SA                            14,273     61,065
    Jeronimo Martins SGPS SA                               16,347    348,194
    Mota-Engil SGPS SA                                     25,583    127,075
    Navigator Co. SA (The)                                 30,191    169,513
    NOS SGPS SA                                            31,209    212,463
#   REN - Redes Energeticas Nacionais SGPS SA              26,979     84,099
    Semapa-Sociedade de Investimento e Gestao               3,434     78,416
    Sonae Capital SGPS SA                                  11,819     15,453
    Sonae SGPS SA                                         108,900    175,012
                                                                  ----------
TOTAL PORTUGAL                                                     1,310,487
                                                                  ----------
SINGAPORE -- (1.0%)
    Accordia Golf Trust                                   113,300     59,963
    Ascendas India Trust                                   36,600     31,802
*   Banyan Tree Holdings, Ltd.                             47,000     22,199
    Best World International, Ltd.                         23,400     24,066
    Boustead Projects, Ltd.                                 5,100      3,417
    Boustead Singapore, Ltd.                               50,700     31,952
    Breadtalk Group, Ltd.                                  10,700     14,000
    Bukit Sembawang Estates, Ltd.                           5,000     24,718
    Bund Center Investment, Ltd.                            5,250      3,015
    Centurion Corp., Ltd.                                  30,100     12,051
    China Aviation Oil Singapore Corp., Ltd.               18,200     22,568
    Chip Eng Seng Corp., Ltd.                              45,000     34,576
    CITIC Envirotech, Ltd.                                 39,400     22,801
    City Developments, Ltd.                                40,400    407,167
    ComfortDelGro Corp., Ltd.                             106,500    170,291
*   COSCO Shipping International Singapore Co., Ltd.      124,000     46,729
    CSE Global, Ltd.                                       38,000     10,560
    Dairy Farm International Holdings, Ltd.                17,200    145,949
    DBS Group Holdings, Ltd.                               30,594    614,055
    Del Monte Pacific, Ltd.                                92,600     19,046
    Delfi, Ltd.                                            28,200     35,187
*   Ezion Holdings, Ltd.                                  350,280     35,028
#*  Ezra Holdings, Ltd.                                   280,402      8,517
    Far East Orchard, Ltd.                                 20,100     22,985
    Food Empire Holdings, Ltd.                             44,600     22,920
    Frasers Centrepoint, Ltd.                               9,000     14,754
    Frencken Group, Ltd.                                   50,100     25,919
    Genting Singapore P.L.C.                              158,300    162,545
    GL, Ltd.                                               35,200     22,827
    Great Eastern Holdings, Ltd.                            3,000     68,898
    GuocoLand, Ltd.                                        17,666     30,432
*   Halcyon Agri Corp., Ltd.                               28,372     14,258
    Haw Par Corp., Ltd.                                     1,700     15,615
    Health Management International, Ltd.                  27,500     14,134
    Hi-P International, Ltd.                               16,200     24,452

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SINGAPORE -- (Continued)
    Ho Bee Land, Ltd.                                       6,600 $   13,161
    Hong Fok Corp., Ltd.                                   25,600     16,874
    Hongkong Land Holdings, Ltd.                           27,500    198,037
    Hutchison Port Holdings Trust                         689,300    285,078
    Hyflux, Ltd.                                           78,500     22,423
    k1 Ventures, Ltd.                                      17,100      9,907
    Keppel Corp., Ltd.                                     36,400    239,684
    Keppel Telecommunications & Transportation, Ltd.        3,000      3,636
    Lian Beng Group, Ltd.                                  30,000     17,629
    M1, Ltd.                                               42,400     59,775
    Mandarin Oriental International, Ltd.                   6,800     14,686
    Metro Holdings, Ltd.                                   30,100     26,566
#*  Midas Holdings, Ltd.                                  200,100     26,960
    NSL, Ltd.                                               2,000      2,140
    Oversea-Chinese Banking Corp., Ltd.                   111,486  1,096,111
#   Oxley Holdings, Ltd.                                   37,070     19,581
*   Pacc Offshore Services Holdings, Ltd.                  40,700     13,634
    Perennial Real Estate Holdings, Ltd.                   30,700     20,265
    Q&M Dental Group Singapore, Ltd.                       44,400     21,185
    QAF, Ltd.                                              12,700     11,041
*   Raffles Education Corp., Ltd.                           5,310      1,074
    RHT Health Trust                                       49,000     30,452
    Riverstone Holdings, Ltd.                              18,900     16,245
    SATS, Ltd.                                             60,160    252,982
    SembCorp Marine, Ltd.                                  42,400     80,580
    Sheng Siong Group, Ltd.                                71,000     50,350
    SIA Engineering Co., Ltd.                               9,700     24,697
    Sinarmas Land, Ltd.                                   101,700     29,812
    Singapore Exchange, Ltd.                               51,800    323,275
    Singapore Post, Ltd.                                  174,000    171,192
#   Singapore Press Holdings, Ltd.                        129,400    259,848
    Singapore Technologies Engineering, Ltd.              100,300    257,327
    Singapore Telecommunications, Ltd.(B02PY22)           202,500    546,363
    Singapore Telecommunications, Ltd.(B02PY00)           108,800    294,192
#*  Sino Grandness Food Industry Group, Ltd.               75,600     12,036
    Stamford Land Corp., Ltd.                              32,000     12,589
    StarHub, Ltd.                                          61,100    134,436
    Straits Trading Co., Ltd.                               8,300     14,689
    Sunningdale Tech, Ltd.                                 16,000     24,005
*   Swiber Holdings, Ltd.                                  50,250        781
*   Tat Hong Holdings, Ltd.                                24,000      8,861
    Tuan Sing Holdings, Ltd.                               67,400     24,549
    UMS Holdings, Ltd.                                     38,500     31,272
    United Engineers, Ltd.                                 47,800     96,130
    United Industrial Corp., Ltd.                          35,700     91,930
    United Overseas Bank, Ltd.                             42,285    882,611
    UOB-Kay Hian Holdings, Ltd.                            11,000     11,998
    UOL Group, Ltd.                                        49,551    344,574
    Valuetronics Holdings, Ltd.                            39,610     28,626
    Venture Corp., Ltd.                                    17,300    303,067
#   Wheelock Properties Singapore, Ltd.                    25,300     37,819
    Wing Tai Holdings, Ltd.                                57,900    106,840

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SINGAPORE -- (Continued)
*   Yongnam Holdings, Ltd.                                 42,375 $   11,271
                                                                  ----------
TOTAL SINGAPORE                                                    8,874,242
                                                                  ----------
SPAIN -- (2.5%)
    Abertis Infraestructuras SA                            30,481    739,474
    Acciona SA                                              6,090    551,409
    Acerinox SA                                            24,748    363,927
    ACS Actividades de Construccion y Servicios SA         14,250    570,178
*   Adveo Group International SA                              590      2,095
    Aena SME SA                                             2,925    636,931
    Almirall SA                                             3,589     38,962
    Amadeus IT Group SA                                    31,666  2,455,028
#*  Amper SA                                               34,357      7,714
    Applus Services SA                                     13,306    192,210
    Atresmedia Corp. de Medios de Comunicacion SA           9,050     94,572
    Banco Bilbao Vizcaya Argentaria SA                     38,095    357,509
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR       98,218    922,270
    Banco de Sabadell SA                                  734,090  1,744,788
    Banco Santander SA                                    556,249  4,129,729
    Banco Santander SA Sponsored ADR                       13,065     96,813
    Bankia SA                                              32,324    163,624
    Bankinter SA                                           31,205    358,784
*   Baron de Ley                                              128     17,606
    Bolsas y Mercados Espanoles SHMSF SA                      858     29,265
    CaixaBank SA                                          146,535    790,427
    Cellnex Telecom SA                                        410     11,069
    Construcciones y Auxiliar de Ferrocarriles SA           1,051     48,915
*   Deoleo SA                                              93,743     21,898
*   eDreams ODIGEO SA                                       3,371     22,137
    Elecnor SA                                              1,739     27,653
    Enagas SA                                              36,997  1,007,846
    Ence Energia y Celulosa SA                             17,159    110,208
    Ercros SA                                               3,762     13,864
    Euskaltel SA                                            3,760     32,678
    Faes Farma SA(B1PQHS6)                                 15,040     54,712
    Faes Farma SA(BF5CRM6)                                    537      1,954
    Ferrovial SA                                           26,024    597,430
    Fluidra SA                                              2,687     36,147
    Grifols SA                                              7,684    247,133
    Grupo Catalana Occidente SA                             2,207    103,271
*   Grupo Ezentis SA                                       27,571     22,480
    Iberdrola SA(B288C92)                                 106,050    863,224
    Iberdrola SA(BF7PH45)                                   2,305     18,771
*   Indra Sistemas SA                                      12,984    191,071
    Laboratorios Farmaceuticos Rovi SA                        843     16,851
*   Liberbank SA                                           94,216     52,734
    Mapfre SA                                             141,151    501,215
    Mediaset Espana Comunicacion SA                        28,966    327,569
    NH Hotel Group SA                                       8,316     63,229
*   Obrascon Huarte Lain SA                                12,647     78,076
    Papeles y Cartones de Europa SA                         4,476     66,905
*   Promotora de Informaciones SA Class A                   4,928      9,883

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA                           26,064 $   216,688
*   Realia Business SA                                     12,564      17,590
    Red Electrica Corp. SA                                 40,326     850,575
    Sacyr SA                                               22,627      73,848
    Saeta Yield SA                                          6,720      93,673
    Siemens Gamesa Renewable Energy SA                     14,882     232,198
    Talgo SA                                                7,027      40,785
    Tecnicas Reunidas SA                                    4,690     159,896
    Telefonica SA                                         176,476   1,810,388
    Telefonica SA Sponsored ADR                            24,925     255,232
*   Tubacex SA                                              7,070      30,280
*   Tubos Reunidos SA                                       1,662       1,627
    Vidrala SA                                                564      57,237
*   Vocento SA                                                844       1,498
    Zardoya Otis SA                                        16,994     194,163
                                                                  -----------
TOTAL SPAIN                                                        22,847,916
                                                                  -----------
SWEDEN -- (3.5%)
    Acando AB                                              12,563      48,531
    AddLife AB                                                927      21,398
    AddNode Group AB                                           34         343
    AddTech AB Class B                                      2,966      73,142
    AF AB Class B                                          10,035     240,765
    Alfa Laval AB                                          22,803     598,460
#   Alimak Group AB                                         1,631      27,469
*   Arjo AB Class B                                        21,153      69,258
    Assa Abloy AB Class B                                  31,638     701,307
#   Atlas Copco AB Class A                                 34,541   1,619,895
    Atlas Copco AB Class B                                 20,182     842,331
#   Atrium Ljungberg AB Class B                             2,034      33,601
#   Avanza Bank Holding AB                                  3,590     201,668
    Axfood AB                                              14,738     296,350
    Beijer Alma AB                                          1,735      56,474
    Beijer Ref AB                                             522      22,661
    Bergman & Beving AB                                     2,281      24,052
    Betsson AB                                             19,611     159,088
    Bilia AB Class A                                       11,425     109,902
    BillerudKorsnas AB                                     23,964     368,974
    BioGaia AB Class B                                      2,273      89,841
    Bjorn Borg AB                                             385       1,324
    Boliden AB                                             27,923   1,013,687
#   Bonava AB                                                 993      14,211
    Bonava AB Class B                                       6,560      93,585
    Bravida Holding AB                                      1,615      11,500
    Bufab AB                                                3,715      49,589
    Bulten AB                                               2,524      38,274
    Bure Equity AB                                          6,458      80,882
#   Byggmax Group AB                                        8,649      53,088
    Castellum AB                                           24,539     423,119
    Catena AB                                                 724      14,684
    Clas Ohlson AB Class B                                  5,003      69,330
    Com Hem Holding AB                                     18,076     314,138

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SWEDEN -- (Continued)
    Concentric AB                                          3,663 $ 71,679
    Coor Service Management Holding AB                     1,931   16,240
    Corem Property Group AB Class A                          947    1,054
*   Corem Property Group AB Class B                        9,475   10,257
    Dedicare AB Class B                                      813   11,156
    Dios Fastigheter AB                                    6,925   49,021
    Dometic Group AB                                       4,232   45,801
    Doro AB                                                4,193   20,028
    Duni AB                                                4,395   66,262
    Dustin Group AB                                        8,566   84,397
    Eastnine AB                                            1,441   16,342
#   Elanders AB Class B                                    1,312   13,558
    Electrolux AB Series B                                13,790  487,180
#   Elekta AB Class B                                     39,582  378,125
#*  Eltel AB                                               8,642   31,289
    Fabege AB                                             20,974  459,228
    Fagerhult AB                                             917   11,428
*   Fastighets AB Balder Class B                           9,509  253,197
    FastPartner AB                                           613   11,375
    Fenix Outdoor International AG                           272   34,763
#*  Fingerprint Cards AB Class B                          28,611   44,202
    Getinge AB Class B                                    21,153  289,855
    Granges AB                                            14,124  148,627
    Gunnebo AB                                             4,301   19,868
*   Haldex AB                                              3,031   35,028
    Hemfosa Fastigheter AB                                10,474  143,981
#   Hennes & Mauritz AB Class B                           41,769  739,200
    Hexagon AB Class B                                     8,894  530,315
    Hexpol AB                                             30,998  332,839
    HIQ International AB                                   3,867   33,550
    HMS Networks AB                                          429    7,073
#   Hoist Finance AB                                       3,734   45,552
    Holmen AB Class B                                      7,336  386,458
    Hufvudstaden AB Class A                               10,995  176,956
    Husqvarna AB Class A                                   3,992   41,422
    Husqvarna AB Class B                                  37,270  388,796
#   ICA Gruppen AB                                         6,899  269,526
    Indutrade AB                                          10,235  315,658
#   Intrum Justitia AB                                     4,498  166,781
    Inwido AB                                              3,058   31,692
    ITAB Shop Concept AB Class B                           2,638   15,193
    JM AB                                                 13,383  301,872
    KappAhl AB                                             5,248   22,303
    Karo Pharma AB                                         4,478   20,694
    Kindred Group P.L.C.                                  36,191  604,318
    Klovern AB Class B                                    45,789   60,781
    KNOW IT AB                                             1,186   25,049
    Kungsleden AB                                         16,878  119,561
    Lagercrantz Group AB Class B                           3,051   32,139
    Lifco AB Class B                                       2,002   80,664
    Lindab International AB                                7,293   64,288
    Loomis AB Class B                                     11,815  472,393
#*  Medivir AB Class B                                     1,257    6,918

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SWEDEN -- (Continued)
#   Mekonomen AB                                            2,114 $   38,656
#   Millicom International Cellular SA                      8,594    641,048
    Modern Times Group MTG AB Class B                       8,629    395,793
*   Momentum Group AB Class B                               2,281     31,345
    MQ Holding AB                                           2,128      6,474
    NCC AB Class B                                          9,598    190,285
    Nederman Holding AB                                       500     16,287
    NetEnt AB                                              15,571     88,446
    New Wave Group AB Class B                               9,840     69,273
    Nibe Industrier AB Class B                             32,522    316,683
    Nobia AB                                               13,080    105,675
    Nobina AB                                               3,423     24,252
    Nolato AB Class B                                       1,124     75,624
    Nordea Bank AB                                        120,580  1,488,572
    NP3 Fastigheter AB                                      2,467     18,347
    OEM International AB Class B                              540     12,954
#   Opus Group AB                                          14,527     11,891
    Oriflame Holding AG                                     6,031    270,095
    Pandox AB                                               5,964    112,053
    Peab AB                                                19,733    169,294
    Platzer Fastigheter Holding AB Class B                  1,640     10,790
    Pricer AB Class B                                      17,492     20,171
    Proact IT Group AB                                      1,939     42,579
    Probi AB                                                  422     17,150
*   Qliro Group AB                                          5,322     10,954
    Ratos AB Class B                                       23,149    109,010
#*  RaySearch Laboratories AB                               2,607     51,996
    Resurs Holding AB                                       4,482     33,247
    Saab AB Class B                                         6,132    293,752
    Sagax AB Class B                                        1,654     20,999
    Sandvik AB                                             49,640    977,248
    Scandic Hotels Group AB                                   913     10,102
    Sectra AB Class B                                       1,124     27,042
    Securitas AB Class B                                   20,750    384,095
    Skandinaviska Enskilda Banken AB Class A               87,278  1,103,001
    Skandinaviska Enskilda Banken AB Class C                1,278     16,349
#   Skanska AB Class B                                     12,913    262,459
    SKF AB Class A                                          2,127     52,395
    SKF AB Class B                                         34,546    853,869
    SkiStar AB                                              2,503     51,103
#   Svenska Cellulosa AB SCA Class A                        3,383     39,205
    Svenska Cellulosa AB SCA Class B                       63,513    657,179
    Svenska Handelsbanken AB Class A                       51,870    754,926
    Svenska Handelsbanken AB Class B                          988     14,602
    Sweco AB Class B                                        6,675    150,688
    Swedbank AB Class A                                    24,572    628,416
*   Swedish Orphan Biovitrum AB                            12,466    218,996
    Systemair AB                                              348      5,218
#   Tele2 AB Class B                                       15,301    191,355
    Telefonaktiebolaget LM Ericsson Class A                 1,595     10,275
#   Telefonaktiebolaget LM Ericsson Class B                55,542    357,237
#   Telefonaktiebolaget LM Ericsson Sponsored ADR          67,310    433,476
    Telia Co. AB                                          265,372  1,332,084

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWEDEN -- (Continued)
    Thule Group AB                                          8,079 $   183,896
    Trelleborg AB Class B                                   7,922     211,450
    Troax Group AB                                            923      33,219
    Victoria Park AB Class B                                7,662      29,220
    Vitrolife AB                                            1,098      96,108
    Volvo AB Class A                                       16,700     343,707
#   Volvo AB Class B                                      105,859   2,160,638
    Wallenstam AB Class B                                  24,746     234,307
    Wihlborgs Fastigheter AB                                6,388     155,467
                                                                  -----------
TOTAL SWEDEN                                                       32,501,880
                                                                  -----------
SWITZERLAND -- (6.8%)
    ABB, Ltd.                                              38,826   1,082,188
    ABB, Ltd. Sponsored ADR                                40,420   1,126,505
    Adecco Group AG                                        22,481   1,849,758
    Allreal Holding AG                                      1,872     325,704
    ALSO Holding AG                                           902     132,897
    ams AG                                                  5,512     509,337
    APG SGA SA                                                219     107,972
#*  Arbonia AG                                              3,987      71,209
#   Aryzta AG                                              10,342     278,431
    Ascom Holding AG                                        3,564      92,202
    Autoneum Holding AG                                       253      83,660
    Baloise Holding AG                                      4,608     753,880
    Bank Cler AG                                              211       9,973
    Banque Cantonale de Geneve                                 44       7,961
    Banque Cantonale Vaudoise                                 174     146,359
    Belimo Holding AG                                          22     103,135
    Bell Food Group AG                                        106      50,920
    Bellevue Group AG                                       1,265      35,739
#   Berner Kantonalbank AG                                    422      84,070
    BFW Liegenschaften AG                                     385      17,762
    BKW AG                                                  1,901     121,570
    Bobst Group SA                                          1,036     135,853
    Bossard Holding AG Class A                                724     186,987
    Bucher Industries AG                                      753     345,014
    Burckhardt Compression Holding AG                         471     175,076
    Burkhalter Holding AG                                     458      59,113
    Calida Holding AG                                         274      10,607
    Carlo Gavazzi Holding AG                                   32      11,704
    Cembra Money Bank AG                                    2,723     268,613
*   Cicor Technologies, Ltd.                                  223      18,636
    Cie Financiere Richemont SA                            25,995   2,493,337
    Cie Financiere Tradition SA                               170      18,635
    Clariant AG                                            32,662     934,876
    Coltene Holding AG                                        282      29,492
    Conzzeta AG                                                86     104,702
    Credit Suisse Group AG                                 77,425   1,497,478
    Credit Suisse Group AG Sponsored ADR                    2,975      57,539
    Daetwyler Holding AG                                      667     141,623
    DKSH Holding AG                                         1,238     115,761
#   dormakaba Holding AG                                      314     288,908

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWITZERLAND -- (Continued)
*   Dufry AG                                               3,795 $  588,709
    EFG International AG                                  12,367    139,049
    Emmi AG                                                  350    265,385
    EMS-Chemie Holding AG                                    477    350,650
    Feintool International Holding AG                        280     38,838
    Flughafen Zurich AG                                    2,010    512,069
    Forbo Holding AG                                         102    172,486
    GAM Holding AG                                        18,896    354,925
    Geberit AG                                             1,151    545,149
    Georg Fischer AG                                         301    435,743
#   Givaudan SA                                              834  2,007,649
    Gurit Holding AG                                          43     48,103
    Helvetia Holding AG                                      964    574,313
#   HOCHDORF Holding AG                                       97     31,595
    Huber & Suhner AG                                      1,582     92,257
    Hypothekarbank Lenzburg AG                                 6     29,407
*   Idorsia, Ltd.                                          7,890    244,445
    Implenia AG                                            1,805    130,942
    Inficon Holding AG                                       194    121,401
    Interroll Holding AG                                      52     86,009
    Intershop Holding AG                                     149     78,476
    Julius Baer Group, Ltd.                               12,848    882,610
    Kardex AG                                                765    104,061
    Komax Holding AG                                         476    164,158
#   Kudelski SA                                            3,540     44,505
    Kuehne + Nagel International AG                        4,420    811,745
    LEM Holding SA                                            36     64,664
    Liechtensteinische Landesbank AG                         694     38,331
#   Logitech International SA(B1921K0)                     2,298     97,205
    Logitech International SA(B18ZRK2)                    11,748    492,698
    Luzerner Kantonalbank AG                                 258    137,194
    Metall Zug AG Class B                                      9     36,122
*   Meyer Burger Technology AG                             3,607      7,337
#   Mobilezone Holding AG                                  2,139     27,625
    Mobimo Holding AG                                        613    171,486
    Novartis AG                                           15,948  1,439,420
    Novartis AG Sponsored ADR                             44,422  4,000,645
    OC Oerlikon Corp. AG                                  27,900    497,798
*   Orascom Development Holding AG                         1,574     28,281
    Orior AG                                                 397     32,202
    Panalpina Welttransport Holding AG                     1,847    305,635
    Partners Group Holding AG                              1,708  1,327,210
    Phoenix Mecano AG                                         30     20,566
    Plazza AG Class A                                         72     17,474
    PSP Swiss Property AG                                  3,723    366,108
    Rieter Holding AG                                        364     97,203
    Roche Holding AG(7108918)                              1,416    353,832
    Roche Holding AG(7110388)                             36,306  8,970,271
#   Schaffner Holding AG                                      38     12,866
    Schindler Holding AG                                   1,235    300,578
    Schweiter Technologies AG                                139    173,610
    SFS Group AG                                           1,743    219,018
    SGS SA                                                   302    811,825

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
SWITZERLAND -- (Continued)
    Sika AG                                                  219 $ 1,897,154
    Sonova Holding AG                                      7,230   1,165,123
    St Galler Kantonalbank AG                                252     141,327
    Straumann Holding AG                                   1,679   1,281,552
    Sulzer AG                                              1,727     245,435
    Sunrise Communications Group AG                        4,265     401,010
    Swatch Group AG (The)(7184725)                         1,377     629,963
#   Swatch Group AG (The)(7184736)                         2,610     225,460
    Swiss Life Holding AG                                  3,313   1,244,024
    Swiss Prime Site AG                                    6,842     662,391
#   Swiss Re AG                                           17,385   1,714,741
    Swisscom AG                                            4,083   2,229,684
    Swissquote Group Holding SA                            1,149      56,787
    Tamedia AG                                               193      28,826
    Tecan Group AG                                           549     121,522
    Temenos Group AG                                       6,307     871,605
    u-blox Holding AG                                        750     157,247
    UBS Group AG(BRJL176)                                 67,508   1,370,372
*   UBS Group AG(H42097107)                               46,717     949,289
    Valiant Holding AG                                     1,925     232,514
    Valora Holding AG                                        396     145,732
    VAT Group AG                                           2,043     326,383
    Vaudoise Assurances Holding SA                           113      64,015
    Vetropack Holding AG                                       6      12,059
    Vifor Pharma AG                                        6,920   1,017,722
#*  Von Roll Holding AG                                    4,126       6,331
    Vontobel Holding AG                                    4,530     327,283
    VP Bank AG                                               150      23,911
    VZ Holding AG                                            200      67,488
    Walliser Kantonalbank                                    563      61,677
    Walter Meier AG                                          300      13,641
    Warteck Invest AG                                          6      12,531
#   Ypsomed Holding AG                                       270      50,563
    Zehnder Group AG                                         827      38,321
#   Zug Estates Holding AG Class B                             8      15,212
    Zuger Kantonalbank AG                                     11      66,867
    Zurich Insurance Group AG                              7,471   2,457,567
                                                                 -----------
TOTAL SWITZERLAND                                                 63,120,398
                                                                 -----------
UNITED KINGDOM -- (13.3%)
    3i Group P.L.C.                                       92,555   1,223,857
    4imprint Group P.L.C.                                  1,482      42,072
    888 Holdings P.L.C.                                   32,931     131,787
    A.G. Barr P.L.C.                                      11,661     106,315
    AA P.L.C.                                             46,183      82,651
    Acacia Mining P.L.C.                                  12,562      33,166
    Admiral Group P.L.C.                                  23,456     615,979
*   Aldermore Group P.L.C.                                10,322      45,651
    Anglo-Eastern Plantations P.L.C.                       2,490      26,876
    Antofagasta P.L.C.                                    25,361     335,653
    Arrow Global Group P.L.C.                             20,691     119,922
    Ascential P.L.C.                                       3,313      17,105

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Ashmore Group P.L.C.                                   50,964 $  311,098
    Ashtead Group P.L.C.                                   31,016    927,163
    AstraZeneca P.L.C.                                     14,828  1,029,259
#   AstraZeneca P.L.C. Sponsored ADR                       81,403  2,853,989
    Auto Trader Group P.L.C.                              142,402    728,073
    AVEVA Group P.L.C.                                      6,218    263,660
    Aviva P.L.C.                                          275,728  2,011,555
    Avon Rubber P.L.C.                                      2,199     39,250
    B&M European Value Retail SA                           90,437    533,803
    Babcock International Group P.L.C.                     51,112    497,856
    BAE Systems P.L.C.                                    200,607  1,692,535
    Balfour Beatty P.L.C.                                  29,963    120,233
    Barratt Developments P.L.C.                            88,997    739,281
    BBA Aviation P.L.C.                                    74,287    371,275
    Beazley P.L.C.                                         82,480    623,029
    Bellway P.L.C.                                         24,753  1,166,901
    Berkeley Group Holdings P.L.C.                         21,417  1,205,903
    Bloomsbury Publishing P.L.C.                            3,636      9,559
    Bodycote P.L.C.                                        33,007    452,931
    Bovis Homes Group P.L.C.                               20,377    316,839
    Braemar Shipping Services P.L.C.                        3,084     11,417
    Brewin Dolphin Holdings P.L.C.                         27,594    146,308
    Britvic P.L.C.                                         34,666    361,512
    BT Group P.L.C.                                       342,510  1,251,378
    BT Group P.L.C. Sponsored ADR                           1,200     22,512
*   BTG P.L.C.                                             12,349    130,392
    Bunzl P.L.C.                                           20,142    589,206
    Burberry Group P.L.C.                                  49,707  1,114,757
*   Cairn Energy P.L.C.                                    45,593    134,145
    Cambian Group P.L.C.                                    6,334     17,474
    Capita P.L.C.                                          68,207    176,543
    Capital & Counties Properties P.L.C.                   70,506    296,096
    Card Factory P.L.C.                                    22,215     60,735
    Carillion P.L.C.                                       48,256     10,185
    Castings P.L.C.                                         1,710     11,179
    Chemring Group P.L.C.                                  11,919     32,449
    Chesnara P.L.C.                                         6,395     35,529
*   Circassia Pharmaceuticals P.L.C.                        9,031     12,243
    City of London Investment Group P.L.C.                  3,231     20,414
    Clarkson P.L.C.                                         1,065     47,701
    Close Brothers Group P.L.C.                            15,401    344,349
    CLS Holdings P.L.C.                                     9,180     30,850
*   Cobham P.L.C.                                         262,550    487,558
    Coca-Cola HBC AG                                        6,299    211,618
    Communisis P.L.C.                                      24,464     23,587
    Compass Group P.L.C.                                  137,424  2,893,442
    Computacenter P.L.C.                                    4,785     77,360
    Connect Group P.L.C.                                   19,006     20,170
    Consort Medical P.L.C.                                  1,846     31,393
    Costain Group P.L.C.                                   15,771    102,788
    Countryside Properties P.L.C.                          11,595     52,135
*   Countrywide P.L.C.                                      9,490     11,472
    Cranswick P.L.C.                                        6,104    254,501

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Crest Nicholson Holdings P.L.C.                        46,545 $  334,096
    Croda International P.L.C.                             15,078    959,612
    Daejan Holdings P.L.C.                                    259     21,953
    Daily Mail & General Trust P.L.C.                      28,765    260,545
    Dairy Crest Group P.L.C.                               17,100    143,047
    DCC P.L.C.                                             14,650  1,539,815
    De La Rue P.L.C.                                        6,296     55,812
    Debenhams P.L.C.                                       50,413     21,517
    Dechra Pharmaceuticals P.L.C.                           3,333    113,471
    Devro P.L.C.                                           26,437     84,718
    Diageo P.L.C.                                          15,439    555,686
    Diageo P.L.C. Sponsored ADR                            19,132  2,754,243
    Dignity P.L.C.                                          2,366     27,439
    Diploma P.L.C.                                         19,721    327,093
    Direct Line Insurance Group P.L.C.                    117,408    615,547
    Dixons Carphone P.L.C.                                101,558    282,365
    Domino's Pizza Group P.L.C.                            49,153    235,772
    DS Smith P.L.C.                                       121,503    868,411
    Dunelm Group P.L.C.                                     9,219     83,940
*   EI Group P.L.C.                                        94,943    181,050
    Electrocomponents P.L.C.                               58,783    511,452
    Elementis P.L.C.                                       35,377    145,391
    Entertainment One, Ltd.                                20,612     94,687
    Equiniti Group P.L.C.                                   3,622     13,949
    esure Group P.L.C.                                     30,757    104,553
    Euromoney Institutional Investor P.L.C.                 1,832     30,692
    Experian P.L.C.                                        81,955  1,888,880
    FDM Group Holdings P.L.C.                               1,596     21,525
    Fenner P.L.C.                                           8,735     58,752
    Ferguson P.L.C.                                        18,502  1,428,769
    Fidessa Group P.L.C.                                    2,085     69,765
*   Findel P.L.C.                                           1,988      6,433
    Forterra P.L.C.                                         5,462     22,039
    Foxtons Group P.L.C.                                   29,595     28,684
    Fresnillo P.L.C.                                        6,976    133,560
    Fuller Smith & Turner P.L.C. Class A                      636      8,871
    G4S P.L.C.                                            180,612    728,969
    Galliford Try P.L.C.                                   11,301    175,128
    Games Workshop Group P.L.C.                             1,896     63,128
*   Gem Diamonds, Ltd.                                      3,300      4,202
    GlaxoSmithKline P.L.C.                                 19,090    355,343
    GlaxoSmithKline P.L.C. Sponsored ADR                   43,653  1,637,424
    Go-Ahead Group P.L.C.                                   2,659     61,026
    Gocompare.Com Group P.L.C.                             48,810     80,322
    Grafton Group P.L.C.                                   15,117    169,687
    Grainger P.L.C.                                        63,825    262,057
    Greencore Group P.L.C.                                 34,452     95,164
    Greene King P.L.C.                                     17,515    129,815
*   Gulf Keystone Petroleum, Ltd.                           7,583     12,988
#   GVC Holdings P.L.C.                                    11,251    147,965
    Gym Group P.L.C. (The)                                  3,699     12,971
    Halfords Group P.L.C.                                  22,396    108,143
    Halma P.L.C.                                           41,198    747,716

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Hargreaves Lansdown P.L.C.                             18,777 $  495,483
    Hastings Group Holdings P.L.C.                         34,627    145,013
    Hays P.L.C.                                           300,471    862,594
    Headlam Group P.L.C.                                    3,793     30,967
    Helical P.L.C.                                         20,717     93,666
    Hill & Smith Holdings P.L.C.                           13,826    235,795
    Hilton Food Group P.L.C.                                4,430     53,451
    Hiscox, Ltd.                                           32,436    651,454
    Hochschild Mining P.L.C.                               35,974    117,162
    Hogg Robinson Group P.L.C.                              9,782     11,264
    HomeServe P.L.C.                                       32,301    359,240
    Howden Joinery Group P.L.C.                            60,636    399,843
    HSBC Holdings P.L.C.                                   73,078    779,643
#   HSBC Holdings P.L.C. Sponsored ADR                     67,733  3,651,486
*   Hunting P.L.C.                                         23,306    203,313
    Huntsworth P.L.C.                                      14,305     17,071
    Ibstock P.L.C.                                          6,246     22,813
    IG Group Holdings P.L.C.                               37,760    414,600
    IMI P.L.C.                                             32,483    613,026
    Inchcape P.L.C.                                        71,640    737,632
*   Indivior P.L.C.                                       113,769    649,984
    Informa P.L.C.                                         83,090    821,268
    Inmarsat P.L.C.                                        65,888    434,289
    Intermediate Capital Group P.L.C.                      34,475    566,845
*   Interserve P.L.C.                                       9,548     14,483
    Intertek Group P.L.C.                                  14,128  1,008,042
    Investec P.L.C.                                        38,713    300,771
*   IP Group P.L.C.                                         8,538     15,457
    ITE Group P.L.C.                                       45,418    111,239
    ITV P.L.C.                                            225,324    534,381
    IWG P.L.C.                                             82,419    310,633
    J Sainsbury P.L.C.                                    167,758    603,601
*   Jackpotjoy P.L.C.                                       1,920     22,103
    James Fisher & Sons P.L.C.                              4,770    102,209
    Jardine Lloyd Thompson Group P.L.C.                    12,397    237,120
    JD Sports Fashion P.L.C.                               49,930    259,526
    John Laing Group P.L.C.                                 6,479     26,154
    John Menzies P.L.C.                                    11,421    111,663
    John Wood Group P.L.C.                                 98,369    906,781
    Johnson Matthey P.L.C.                                 32,571  1,600,862
    Jupiter Fund Management P.L.C.                         73,540    617,809
*   Just Eat P.L.C.                                        36,867    426,115
    Just Group P.L.C.                                      38,307     79,942
    Kainos Group P.L.C.                                     5,869     29,137
    KCOM Group P.L.C.                                      54,962     68,742
    Keller Group P.L.C.                                     4,706     66,757
    Kier Group P.L.C.                                       5,533     82,704
    Kingfisher P.L.C.                                     109,680    539,927
    Ladbrokes Coral Group P.L.C.                           93,473    225,192
    Laird P.L.C.                                           36,771     65,322
*   Lamprell P.L.C.                                        15,273     17,354
    Lancashire Holdings, Ltd.                              19,221    179,643
    Legal & General Group P.L.C.                          562,347  2,160,192

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
*   Liberty Global P.L.C. Class A                             1,556 $   58,147
*   Liberty Global P.L.C. Class C                             3,809    136,210
    Lloyds Banking Group P.L.C.                           2,031,899  2,007,512
#   Lloyds Banking Group P.L.C. ADR                          42,774    172,379
    Lookers P.L.C.                                           33,010     43,014
    Low & Bonar P.L.C.                                       19,043     16,326
    LSL Property Services P.L.C.                              4,773     19,221
    Man Group P.L.C.                                         95,527    294,469
    Marks & Spencer Group P.L.C.                            163,830    700,584
    Marshalls P.L.C.                                         30,361    179,870
    McBride P.L.C.                                           25,127     63,227
    McCarthy & Stone P.L.C.                                  55,306    114,861
    Mears Group P.L.C.                                        5,273     29,947
    Meggitt P.L.C.                                           76,268    502,428
    Melrose Industries P.L.C.                               138,775    445,986
    Merlin Entertainments P.L.C.                             36,257    169,112
    Micro Focus International P.L.C.                         33,997  1,039,267
    Millennium & Copthorne Hotels P.L.C.                      5,965     45,361
    Mitchells & Butlers P.L.C.                                  217        793
    Mitie Group P.L.C.                                       48,332    121,683
    Mondi P.L.C.                                             10,212    272,182
    Moneysupermarket.com Group P.L.C.                        89,030    428,116
    Morgan Sindall Group P.L.C.                               2,809     50,383
    Motorpoint group P.L.C.                                   4,035     13,486
    N Brown Group P.L.C.                                     15,969     45,705
    National Grid P.L.C.                                     45,222    518,160
#   National Grid P.L.C. Sponsored ADR                          672     38,785
    NCC Group P.L.C.                                          7,937     22,650
    Next P.L.C.                                               8,700    628,191
    Non-Standard Finance P.L.C.                              11,512     12,249
    Norcros P.L.C.                                            4,809     12,768
    Northgate P.L.C.                                         20,599    118,713
*   Ocado Group P.L.C.                                       28,002    200,366
    On the Beach Group P.L.C.                                14,088    104,258
    OneSavings Bank P.L.C.                                   15,694     88,974
*   Ophir Energy P.L.C.                                      50,161     39,568
    Oxford Instruments P.L.C.                                 5,907     77,242
    Pagegroup P.L.C.                                         56,675    438,027
    Paragon Banking Group P.L.C.                             31,406    220,021
    PayPoint P.L.C.                                           3,197     40,342
    Pearson P.L.C.                                           40,989    403,435
    Pearson P.L.C. Sponsored ADR                             25,246    246,653
    Pendragon P.L.C.                                        146,296     47,167
    Persimmon P.L.C.                                         46,715  1,660,647
    Petrofac, Ltd.                                           40,507    305,216
*   Petropavlovsk P.L.C.                                    139,668     16,599
    Pets at Home Group P.L.C.                                33,107     84,178
    Phoenix Group Holdings                                   31,827    345,458
    Photo-Me International P.L.C.                             8,339     21,641
    Playtech P.L.C.                                          33,721    379,510
    Polypipe Group P.L.C.                                    14,499     81,493
    Porvair P.L.C.                                            1,478     11,139
*   Premier Foods P.L.C.                                     88,964     51,496

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Provident Financial P.L.C.                             16,309 $  156,139
    Prudential P.L.C.                                      14,127    382,419
    Prudential P.L.C. ADR                                  26,956  1,459,128
    PZ Cussons P.L.C.                                      16,911     74,924
    QinetiQ Group P.L.C.                                   57,407    167,818
    Randgold Resources, Ltd.                                  690     69,710
    Rank Group P.L.C.                                      14,277     45,994
    Rathbone Brothers P.L.C.                                3,073    118,856
*   Raven Russia, Ltd.                                      5,054      3,572
    Reckitt Benckiser Group P.L.C.                         23,620  2,280,985
    Redrow P.L.C.                                          43,667    371,142
    RELX P.L.C.                                            12,196    269,896
    RELX P.L.C. Sponsored ADR                              40,016    876,751
    Renishaw P.L.C.                                         3,905    274,972
    Rentokil Initial P.L.C.                               119,006    501,973
    Ricardo P.L.C.                                          2,876     40,122
    Rightmove P.L.C.                                       15,236    955,038
    Robert Walters P.L.C.                                   2,434     22,670
    Rolls-Royce Holdings P.L.C.                           117,808  1,461,828
    Rotork P.L.C.                                         104,603    438,916
    Royal Mail P.L.C.                                      82,023    546,490
    RPC Group P.L.C.                                       37,456    452,510
    RPS Group P.L.C.                                       29,219    120,977
    RSA Insurance Group P.L.C.                             94,175    828,672
    Sage Group P.L.C. (The)                                59,327    631,691
    Savills P.L.C.                                         23,260    338,798
    Schroders P.L.C.(0239581)                               3,735    141,319
    Schroders P.L.C.(0240549)                               8,926    471,350
    SDL P.L.C.                                              2,041     13,275
    Senior P.L.C.                                          35,351    136,708
*   Serco Group P.L.C.                                     93,708    118,064
    Severfield P.L.C.                                      19,906     23,372
    Severn Trent P.L.C.                                    25,464    707,631
    Shire P.L.C.                                           16,127    753,489
    Shire P.L.C. ADR                                        1,323    185,273
    SIG P.L.C.                                             57,355    132,460
    Sky P.L.C.                                             48,476    729,072
    Smith & Nephew P.L.C.                                   6,424    115,590
    Smith & Nephew P.L.C. Sponsored ADR                    22,655    827,587
    Smiths Group P.L.C.                                    46,530  1,056,697
    Soco International P.L.C.                              16,678     27,332
    Softcat P.L.C.                                         10,908     81,345
    Spectris P.L.C.                                        12,205    452,152
    Speedy Hire P.L.C.                                     13,614     10,597
    Spirax-Sarco Engineering P.L.C.                         7,088    570,888
    Spire Healthcare Group P.L.C.                           7,041     24,396
    Spirent Communications P.L.C.                          33,545     47,849
*   Sports Direct International P.L.C.                     25,935    137,017
    SSE P.L.C.                                             90,306  1,674,723
    SSP Group P.L.C.                                       46,845    405,350
    St James's Place P.L.C.                                83,903  1,416,562
    St. Ives P.L.C.                                        19,522     20,412
    St. Modwen Properties P.L.C.                           38,931    228,198

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
*   Standard Chartered P.L.C.                              67,086 $    780,561
    Standard Life Aberdeen P.L.C.                         147,250      890,055
    Sthree P.L.C.                                           6,303       31,804
    Stobart Group, Ltd.                                    12,436       41,534
    STV Group P.L.C.                                        2,401       11,092
    Superdry P.L.C.                                         5,843      144,568
    Synthomer P.L.C.                                       45,815      308,442
    TalkTalk Telecom Group P.L.C.                          85,213      143,942
    Tarsus Group P.L.C.                                     6,886       32,791
    Taylor Wimpey P.L.C.                                  419,797    1,135,737
    Ted Baker P.L.C.                                        3,401      144,921
    Telecom Plus P.L.C.                                    11,671      192,389
    Tesco P.L.C.                                          742,203    2,206,634
    Topps Tiles P.L.C.                                     11,525       15,182
    TP ICAP P.L.C.                                         20,095      151,210
    Travis Perkins P.L.C.                                  21,313      441,990
    Trifast P.L.C.                                          3,680       13,277
    Trinity Mirror P.L.C.                                  29,743       31,702
    TT Electronics P.L.C.                                  11,738       35,310
*   Tullow Oil P.L.C.                                      22,307       63,477
    U & I Group P.L.C.                                      8,103       23,392
    UBM P.L.C.                                             36,383      469,069
    UDG Healthcare P.L.C.                                  14,870      173,210
    Ultra Electronics Holdings P.L.C.                       9,911      214,411
    Unilever P.L.C.                                        21,424    1,212,519
    Unilever P.L.C. Sponsored ADR                          40,215    2,270,941
    United Utilities Group P.L.C.                          80,360      842,947
*   Vectura Group P.L.C.                                   61,600       85,092
    Vesuvius P.L.C.                                         9,744       83,317
    Victrex P.L.C.                                         11,632      422,033
    Virgin Money Holdings UK P.L.C.                        34,225      135,722
    Vitec Group P.L.C. (The)                                1,089       17,179
    Vodafone Group P.L.C.                                 540,363    1,722,586
    Vodafone Group P.L.C. Sponsored ADR                     2,548       82,102
    Weir Group P.L.C. (The)                                 9,431      295,679
    WH Smith P.L.C.                                        10,960      332,425
    Whitbread P.L.C.                                        5,183      285,660
    William Hill P.L.C.                                    79,420      349,230
    Wincanton P.L.C.                                        8,273       26,270
*   Wizz Air Holdings P.L.C.                                  512       25,164
    WM Morrison Supermarkets P.L.C.                       214,280      675,386
    WPP P.L.C.                                             19,286      349,269
#   WPP P.L.C. Sponsored ADR                                6,805      615,172
    Xaar P.L.C.                                             3,874       20,126
    XP Power, Ltd.                                            775       36,864
    ZPG P.L.C.                                             38,377      186,885
                                                                  ------------
TOTAL UNITED KINGDOM                                               123,971,751
                                                                  ------------
UNITED STATES -- (0.1%)
*   Liberty Latin America, Ltd. Class A                       200        4,490

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ ------------
UNITED STATES -- (Continued)
*   Worldpay, Inc. Class A                                14,608 $  1,171,876
                                                                 ------------
TOTAL UNITED STATES                                                 1,176,366
                                                                 ------------
TOTAL COMMON STOCKS                                               869,330,739
                                                                 ------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                            2,977      290,977
    Biotest AG                                             1,414       44,316
    Draegerwerk AG & Co. KGaA                                817       79,647
    Fuchs Petrolub SE                                      7,095      388,369
    Henkel AG & Co. KGaA                                   2,677      374,364
    Jungheinrich AG                                        9,681      478,759
    Porsche Automobil Holding SE                           6,729      622,688
    Sartorius AG                                           3,612      432,289
    Schaeffler AG                                          8,471      168,574
    Sixt SE                                                2,841      201,846
    STO SE & Co. KGaA                                        221       35,147
    Villeroy & Boch AG                                       866       20,462
                                                                 ------------
TOTAL GERMANY                                                       3,137,438
                                                                 ------------
TOTAL PREFERRED STOCKS                                              3,137,438
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                             265           --
                                                                 ------------
ISRAEL -- (0.0%)
*   AIrport City, Ltd. Rights 10/30/17                         1            4
                                                                 ------------
ITALY -- (0.0%)
*   UniCredit SpA Rights 02/21/18                          6,845           34
                                                                 ------------
JAPAN -- (0.0%)
*   Hoosiers Holdings Rights 03/15/18                      3,200        8,120
                                                                 ------------
SPAIN -- (0.0%)
    ACS Actividades de Construccion y Servicios SA
*     Rights 02/05/18                                     14,250        7,466
*   Amper SA Rights 02/05/18                              34,357          427
*   Promotora de Informaciones SA Rights 02/19/18          4,928       13,766

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
*     Sacyr SA Rights 02/12/18                              22,627 $      1,531
                                                                   ------------
TOTAL SPAIN                                                              23,190
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                    31,348
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         872,499,525
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund                     4,866,906   56,314,968
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $725,279,876)^^                $928,814,493
                                                                   ============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Australia                   $    375,562 $ 45,031,596   --    $ 45,407,158
    Austria                               --    4,109,917   --       4,109,917
    Belgium                           88,299    9,728,722   --       9,817,021
    Canada                        63,934,069           --   --      63,934,069
    Denmark                          813,908   19,695,525   --      20,509,433
    Finland                           98,639   13,671,385   --      13,770,024
    France                           318,073   79,238,550   --      79,556,623
    Germany                        3,327,084   63,834,244   --      67,161,328
    Hong Kong                        317,889   18,225,035   --      18,542,924
    Ireland                               --    4,393,336   --       4,393,336
    Israel                           480,517    3,677,415   --       4,157,932
    Italy                            330,900   26,288,090   --      26,618,990
    Japan                          5,539,108  210,230,654   --     215,769,762
    Netherlands                    7,337,187   24,112,708   --      31,449,895
    New Zealand                       13,299    3,876,572   --       3,889,871
    Norway                            15,501    6,423,915   --       6,439,416
    Portugal                              --    1,310,487   --       1,310,487
    Singapore                             --    8,874,242   --       8,874,242
    Spain                          1,295,040   21,552,876   --      22,847,916
    Sweden                           512,991   31,988,889   --      32,501,880
    Switzerland                    6,231,183   56,889,215   --      63,120,398
    United Kingdom                17,888,782  106,082,969   --     123,971,751
    United States                  1,176,366           --   --       1,176,366
 Preferred Stocks
    Germany                               --    3,137,438   --       3,137,438
 Rights/Warrants
    Israel                                --            4   --               4
    Italy                                 --           34   --              34
    Japan                                 --        8,120   --           8,120
    Spain                                 --       23,190   --          23,190
 Securities Lending Collateral            --   56,314,968   --      56,314,968
                                ------------ ------------   --    ------------
 TOTAL                          $110,094,397 $818,720,096   --    $928,814,493
                                ============ ============   ==    ============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE++
                                                          ------- ----------
COMMON STOCKS -- (92.0%)

AUSTRALIA -- (5.7%)
*   3P Learning, Ltd.                                      16,060 $   20,047
#   Accent Group, Ltd.                                     30,018     21,499
    Adairs, Ltd.                                           17,394     29,432
#   Adelaide Brighton, Ltd.                                46,171    241,548
    AGL Energy, Ltd.                                       16,641    313,528
    ALS, Ltd.                                              32,646    182,673
    Altium, Ltd.                                            9,863    120,926
    Alumina, Ltd.                                         167,753    324,390
#   AMA Group, Ltd.                                         5,769      5,108
    Amaysim Australia, Ltd.                                16,048     27,109
    Amcor, Ltd.                                            19,918    232,904
    AMP, Ltd.                                             288,732  1,219,568
#   AP Eagers, Ltd.                                        13,435     87,895
    APA Group                                              29,646    191,922
    Appen, Ltd.                                             6,371     45,108
    ARB Corp., Ltd.                                         8,250    121,704
#   Ardent Leisure Group                                   69,204    111,869
    Asaleo Care, Ltd.                                      78,973    103,516
    ASX, Ltd.                                               1,819     80,039
    AUB Group, Ltd.                                         2,532     26,455
    Aurizon Holdings, Ltd.                                146,379    550,683
    Ausdrill, Ltd.                                         49,740    104,403
    AusNet Services                                       115,338    157,418
#   Australia & New Zealand Banking Group, Ltd.            97,617  2,242,181
#*  Australian Agricultural Co., Ltd.                      81,018     83,063
    Australian Finance Group, Ltd.                         18,696     25,629
    Australian Pharmaceutical Industries, Ltd.             62,114     74,825
*   Australian Property Systems, Ltd.                      24,668     90,710
    Auswide Bank, Ltd.                                      3,299     13,808
#   Automotive Holdings Group, Ltd.                        40,084    115,407
    Aveo Group                                             42,985     90,029
*   AWE, Ltd.                                             129,502    100,841
#   Baby Bunting Group, Ltd.                               11,398     14,315
    Bank of Queensland, Ltd.                               44,266    440,957
    Bapcor, Ltd.                                           10,466     49,212
    Beach Energy, Ltd.                                    408,878    427,930
*   Beadell Resources, Ltd.                               169,870     20,587
    Bega Cheese, Ltd.                                      10,106     57,287
*   Bellamy's Australia, Ltd.                              10,123    120,841
    Bendigo & Adelaide Bank, Ltd.                          48,332    455,281
    BHP Billiton, Ltd.                                    184,610  4,514,661
    BHP Billiton, Ltd. Sponsored ADR                          254     12,451
*   Billabong International, Ltd.                           5,101      4,033
#   Blackmores, Ltd.                                        1,532    191,627
    BlueScope Steel, Ltd.                                 111,530  1,295,195
    Boral, Ltd.                                            62,478    401,458
    Brambles, Ltd.                                         55,971    445,119
    Breville Group, Ltd.                                   10,244    101,276
    Brickworks, Ltd.                                       13,214    151,157
    BT Investment Management, Ltd.                         20,005    177,413
    BWX, Ltd.                                               7,948     48,308

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
#   Cabcharge Australia, Ltd.                              20,194 $   31,308
    Caltex Australia, Ltd.                                 10,428    291,879
    Capilano Honey, Ltd.                                    1,432     20,476
*   Capitol Health, Ltd.                                   74,959     16,309
*   Cardno, Ltd.                                           56,221     60,186
*   Carnarvon Petroleum, Ltd.                             256,444     24,837
    carsales.com, Ltd.                                     27,820    336,043
*   Cash Converters International, Ltd.                    34,080     10,319
    Cedar Woods Properties, Ltd.                            6,298     31,847
    Challenger, Ltd.                                       15,259    167,258
    CIMIC Group, Ltd.                                       3,736    141,868
    Class, Ltd.                                             5,320     12,800
    Cleanaway Waste Management, Ltd.                      348,779    405,147
*   Clinuvel Pharmaceuticals, Ltd.                          2,420     17,164
    Coca-Cola Amatil, Ltd.                                 39,949    269,652
    Cochlear, Ltd.                                          2,205    307,754
    Codan, Ltd.                                            23,509     41,983
#   Collection House, Ltd.                                 24,917     26,118
    Collins Foods, Ltd.                                    12,441     53,017
#   Commonwealth Bank of Australia                         35,437  2,248,330
    Computershare, Ltd.                                    28,363    380,709
#*  Cooper Energy, Ltd.                                    94,120     27,616
#   Corporate Travel Management, Ltd.                       6,851    111,536
    Costa Group Holdings, Ltd.                             23,455    114,939
#   Credit Corp. Group, Ltd.                                5,422     92,226
*   CSG, Ltd.                                              30,846     11,614
    CSR, Ltd.                                              87,912    355,994
    Data#3, Ltd.                                           13,503     17,601
    Decmil Group, Ltd.                                     32,726     31,454
*   Domain Holdings Australia, Ltd.                        29,170     74,276
#   Domino's Pizza Enterprises, Ltd.                        5,014    193,341
#*  Doray Minerals, Ltd.                                   20,708      3,988
    Downer EDI, Ltd.                                      112,199    605,870
    DuluxGroup, Ltd.                                       48,953    287,499
    DWS, Ltd.                                               3,602      4,686
    Eclipx Group, Ltd.                                     34,788    110,060
    Elders, Ltd.                                           12,836     81,120
*   Empired, Ltd.                                          30,093     10,875
#*  Energy Resources of Australia, Ltd.                    13,961      9,554
#*  Energy World Corp., Ltd.                               19,261      5,956
    EQT Holdings, Ltd.                                        676     10,853
    ERM Power, Ltd.                                        22,101     28,155
    Estia Health, Ltd.                                     27,611     75,714
    Event Hospitality and Entertainment, Ltd.              17,340    189,641
    Evolution Mining, Ltd.                                211,985    488,266
    Fairfax Media, Ltd.                                   366,542    210,137
#   Finbar Group, Ltd.                                      8,281      6,875
#   Fleetwood Corp., Ltd.                                  12,321     29,394
    FlexiGroup, Ltd.                                       38,288     55,859
#   Flight Centre Travel Group, Ltd.                        6,523    268,010
    Fortescue Metals Group, Ltd.                          215,635    856,334
    G8 Education, Ltd.                                     64,059    173,345
#   Gateway Lifestyle                                      31,832     53,363

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
AUSTRALIA -- (Continued)
#   GBST Holdings, Ltd.                                     1,530 $  2,864
    Genworth Mortgage Insurance Australia, Ltd.            45,639  106,799
*   Gold Road Resources, Ltd.                             114,783   74,245
    Grange Resources, Ltd.                                136,583   21,456
#   Greencross, Ltd.                                       12,574   64,528
*   Greenland Minerals & Energy, Ltd.                     279,308   20,228
    GUD Holdings, Ltd.                                      7,412   73,181
    GWA Group, Ltd.                                        41,049   93,099
    Hansen Technologies, Ltd.                              13,566   41,523
#   Harvey Norman Holdings, Ltd.                          111,066  403,242
#   HT&E, Ltd.                                             48,554   66,184
    Huon Aquaculture Group, Ltd.                            2,982   12,035
    IDP Education, Ltd.                                    12,883   62,738
    Iluka Resources, Ltd.                                  17,524  142,222
*   Imdex, Ltd.                                            51,724   43,791
#   IMF Bentham, Ltd.                                      25,892   65,225
    Incitec Pivot, Ltd.                                   185,465  555,145
#   Independence Group NL                                  77,919  313,704
*   Infigen Energy                                         92,551   46,902
    Infomedia, Ltd.                                        36,201   25,354
    Insurance Australia Group, Ltd.                        91,942  535,459
    Integrated Research, Ltd.                               9,550   28,789
    InvoCare, Ltd.                                         13,423  164,472
    IOOF Holdings, Ltd.                                    20,981  186,208
    IRESS, Ltd.                                            14,239  137,447
    iSelect, Ltd.                                           8,736    9,200
    iSentia Group, Ltd.                                    47,120   52,265
    IVE Group, Ltd.                                        13,787   24,303
    James Hardie Industries P.L.C.                         21,269  372,194
#   Japara Healthcare, Ltd.                                36,755   58,289
#   JB Hi-Fi, Ltd.                                         13,562  319,103
    Jumbo Interactive, Ltd.                                 6,105   19,168
*   Karoon Gas Australia, Ltd.                             30,457   31,620
#*  Kingsgate Consolidated, Ltd.                           33,671    8,857
    LendLease Group                                        38,071  483,785
    LifeHealthcare Group, Ltd.                              6,221   13,079
    Lifestyle Communities, Ltd.                             5,202   21,817
    Link Administration Holdings, Ltd.                     20,452  147,031
    Lovisa Holdings, Ltd.                                   1,998   12,607
*   Lynas Corp., Ltd.                                      23,792   41,265
    MACA, Ltd.                                             34,953   45,505
*   Macmahon Holdings, Ltd.                               237,156   43,059
    Macquarie Atlas Roads Group                            60,583  280,292
    Macquarie Group, Ltd.                                  11,322  939,490
    Magellan Financial Group, Ltd.                          9,040  200,342
    Mantra Group, Ltd.                                     37,200  116,907
    MaxiTRANS Industries, Ltd.                             11,936    7,346
#*  Mayne Pharma Group, Ltd.                              140,222   74,872
    McMillan Shakespeare, Ltd.                              8,165  115,298
    McPherson's, Ltd.                                       2,822    2,720
    Medibank Pvt, Ltd.                                    131,734  354,733
*   Medusa Mining, Ltd.                                    45,149   16,826
#   Melbourne IT, Ltd.                                     10,226   26,171

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
#*  Mesoblast, Ltd.                                        22,887 $   24,807
    Metals X, Ltd.                                        134,023     98,777
    Michael Hill International, Ltd.                       22,149     22,611
    Mineral Resources, Ltd.                                24,731    373,118
#*  MMA Offshore, Ltd.                                     24,456      5,518
    Monadelphous Group, Ltd.                               16,064    227,127
    Monash IVF Group, Ltd.                                 35,085     37,956
    Money3 Corp., Ltd.                                     14,287     20,570
#   Mortgage Choice, Ltd.                                  18,309     35,189
    Motorcycle Holdings, Ltd.                               2,826     10,568
#   Mount Gibson Iron, Ltd.                               127,525     42,628
#   Myer Holdings, Ltd.                                   121,779     64,243
    MYOB Group, Ltd.                                       31,196     85,293
    MyState, Ltd.                                           7,026     28,607
#   National Australia Bank, Ltd.                         106,443  2,493,631
    Navigator Global Investments, Ltd.                     20,317     61,974
    Navitas, Ltd.                                          26,460    100,043
    New Hope Corp., Ltd.                                   34,564     70,137
    Newcrest Mining, Ltd.                                  36,666    670,558
    nib holdings, Ltd.                                     53,994    291,762
    Nick Scali, Ltd.                                        3,643     20,638
    Nine Entertainment Co. Holdings, Ltd.                 117,866    159,491
    Northern Star Resources, Ltd.                          74,806    349,854
*   NRW Holdings, Ltd.                                     73,198     88,490
    Nufarm, Ltd.                                           37,956    243,339
    OFX Group, Ltd.                                        24,442     27,572
    Oil Search, Ltd.                                       79,425    484,416
*   Onevue Holdings, Ltd.                                  24,977     17,013
#   oOh!media, Ltd.                                         9,878     36,419
    Orica, Ltd.                                            34,764    536,200
*   Origin Energy, Ltd.                                   110,560    828,163
#*  Orocobre, Ltd.                                          8,567     49,238
    Orora, Ltd.                                           220,826    578,117
    OZ Minerals, Ltd.                                      51,951    390,546
    Pacific Current Group, Ltd.                             2,958     18,236
    Pact Group Holdings, Ltd.                              22,420     95,722
#*  Paladin Energy, Ltd.                                  157,449      5,353
*   Panoramic Resources, Ltd.                              95,077     34,567
    Paragon Care, Ltd.                                     18,971     11,784
    Peet, Ltd.                                             40,858     45,328
    Perpetual, Ltd.                                         5,274    222,306
#*  Perseus Mining, Ltd.                                  198,049     68,016
    Pioneer Credit, Ltd.                                    9,616     23,508
#   Platinum Asset Management, Ltd.                        25,578    171,314
*   PMP, Ltd.                                              63,875     24,185
#   Premier Investments, Ltd.                              16,585    196,534
    Prime Media Group, Ltd.                                92,232     22,933
    Pro Medicus, Ltd.                                       5,102     33,192
    Qantas Airways, Ltd.                                   56,667    240,149
    QBE Insurance Group, Ltd.                              74,759    648,140
#   Qube Holdings, Ltd.                                   148,940    307,673
#*  Quintis, Ltd.                                          26,787      6,965
*   Ramelius Resources, Ltd.                              127,013     44,206

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    RCR Tomlinson, Ltd.                                    29,685 $   96,731
    REA Group, Ltd.                                         2,678    159,091
    Reckon, Ltd.                                            6,209      7,570
    Reece, Ltd.                                             5,505     42,244
    Regis Healthcare, Ltd.                                 18,284     58,525
    Regis Resources, Ltd.                                  57,035    189,435
#   Reject Shop, Ltd. (The)                                 5,557     27,408
    Resolute Mining, Ltd.                                 145,459    137,692
#   Retail Food Group, Ltd.                                24,789     38,992
    Ridley Corp., Ltd.                                     26,122     28,981
    Rio Tinto, Ltd.                                        20,934  1,288,869
    Ruralco Holdings, Ltd.                                  9,648     24,521
    RXP Services, Ltd.                                     24,648     13,668
    Sandfire Resources NL                                  41,731    241,009
*   Santos, Ltd.                                          111,163    455,493
*   Saracen Mineral Holdings, Ltd.                         90,687    109,454
    SeaLink Travel Group, Ltd.                              9,237     29,760
    Seek, Ltd.                                             23,592    371,383
    Select Harvests, Ltd.                                  15,761     64,128
#*  Senex Energy, Ltd.                                    224,572     67,646
    Servcorp, Ltd.                                          5,109     23,248
    Service Stream, Ltd.                                   23,443     24,819
    Seven Group Holdings, Ltd.                             16,794    220,829
    Seven West Media, Ltd.                                235,004    106,745
    SG Fleet Group, Ltd.                                    6,627     22,431
#   Sigma Healthcare, Ltd.                                111,404     80,511
#   Silver Chef, Ltd.                                       4,994     28,760
#*  Silver Lake Resources, Ltd.                           109,241     34,019
    Sims Metal Management, Ltd.                            17,195    227,363
*   Sino Gas & Energy Holdings, Ltd.                      170,274     23,407
    Sirtex Medical, Ltd.                                    6,914    152,108
    SmartGroup Corp., Ltd.                                  6,573     58,724
    Sonic Healthcare, Ltd.                                 14,129    270,804
    South32, Ltd.                                         402,894  1,237,232
    South32, Ltd. ADR                                       2,251     34,755
    Southern Cross Media Group, Ltd.                       79,239     74,860
    Spark Infrastructure Group                            105,429    196,434
    SpeedCast International, Ltd.                          13,995     61,568
    St Barbara, Ltd.                                       56,881    173,584
    Steadfast Group, Ltd.                                  31,433     70,064
    Suncorp Group, Ltd.                                    50,308    553,193
#*  Sundance Energy Australia, Ltd.                        57,522      4,311
    Sunland Group, Ltd.                                     6,809      9,709
#   Super Retail Group, Ltd.                               28,156    198,480
    Superloop, Ltd.                                         5,903     11,063
    Sydney Airport                                         23,431    128,575
#*  Syrah Resources, Ltd.                                  44,080    138,897
    Tassal Group, Ltd.                                     31,195     98,601
    Technology One, Ltd.                                   27,348    108,266
    Telstra Corp., Ltd.                                    68,188    201,601
    Thorn Group, Ltd.                                      35,581     25,135
*   Tiger Resources, Ltd.                                 219,444      4,389
    Tox Free Solutions, Ltd.                               30,492     83,715

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
AUSTRALIA -- (Continued)
#   TPG Telecom, Ltd.                                      51,737 $   264,884
    Transurban Group                                       31,121     301,298
#*  Troy Resources, Ltd.                                      583          51
    Villa World, Ltd.                                      21,720      46,367
#*  Village Roadshow, Ltd.                                 14,328      40,558
#*  Virgin Australia Holdings, Ltd.                       264,898      57,300
    Virtus Health, Ltd.                                    14,879      62,522
    Vita Group, Ltd.                                       22,463      32,187
    Vocus Group, Ltd.                                      51,968     124,993
*   Watpac, Ltd.                                           27,091      14,789
    Webjet, Ltd.                                           10,269      84,461
    Webster, Ltd.                                          11,619      12,732
    Wesfarmers, Ltd.                                       30,271   1,067,736
#   Western Areas, Ltd.                                    52,448     139,205
*   Westgold Resources, Ltd.                                9,874      12,517
#   Westpac Banking Corp.                                  98,273   2,448,467
    Whitehaven Coal, Ltd.                                  86,593     343,535
    Woodside Petroleum, Ltd.                               36,938     986,205
    Woolworths Group, Ltd.                                 21,029     456,723
*   WorleyParsons, Ltd.                                    34,663     405,015
    WPP AUNZ, Ltd.                                         68,187      51,627
                                                                  -----------
TOTAL AUSTRALIA                                                    58,590,180
                                                                  -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                    549      67,095
    ANDRITZ AG                                              6,118     367,287
    AT&S Austria Technologie & Systemtechnik AG             5,745     183,240
    Atrium European Real Estate, Ltd.                      16,732      87,411
    BUWOG AG                                               14,035     504,455
    CA Immobilien Anlagen AG                                8,833     271,350
#   DO & CO AG                                                627      41,830
    Erste Group Bank AG                                    18,328     923,181
    EVN AG                                                  6,181     126,608
*   FACC AG                                                 1,487      37,835
    Flughafen Wien AG                                         621      27,322
    IMMOFINANZ AG                                          89,609     229,602
    Kapsch TrafficCom AG                                      788      47,447
    Lenzing AG                                              1,292     164,394
    Mayr Melnhof Karton AG                                  1,212     190,256
    Oesterreichische Post AG                                3,927     187,040
    OMV AG                                                  7,513     483,734
    Palfinger AG                                            1,670      71,082
    POLYTEC Holding AG                                      2,865      66,841
#   Porr AG                                                 1,659      57,252
*   Raiffeisen Bank International AG                       14,035     603,331
    Rosenbauer International AG                               131       8,842
    S IMMO AG                                               5,704     106,777
*   Schoeller-Bleckmann Oilfield Equipment AG                 459      49,891
#   Semperit AG Holding                                     1,997      49,613
    Strabag SE                                              2,105      91,045
    Telekom Austria AG                                     19,768     191,100
    UBM Development AG                                        279      14,636

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
AUSTRIA -- (Continued)
    UNIQA Insurance Group AG                              24,679 $  303,973
    Verbund AG                                             8,017    222,348
    Vienna Insurance Group AG Wiener Versicherung Gruppe   6,059    214,989
    Voestalpine AG                                        17,796  1,155,938
    Wienerberger AG                                        9,422    257,105
#   Zumtobel Group AG                                      2,684     31,464
                                                                 ----------
TOTAL AUSTRIA                                                     7,436,314
                                                                 ----------
BELGIUM -- (1.2%)
#*  Ablynx NV                                              2,054    111,979
    Ackermans & van Haaren NV                              3,568    664,968
#   Ageas                                                 28,943  1,530,315
*   AGFA-Gevaert NV                                       31,065    155,955
    Atenor                                                   415     25,186
    Banque Nationale de Belgique                              19     71,310
    Barco NV                                               1,790    220,775
    Bekaert SA                                             6,081    276,251
#   bpost SA                                              12,323    409,726
    Cie d'Entreprises CFE                                  1,659    239,570
    Cie Immobiliere de Belgique SA                           381     25,615
    Colruyt SA                                            10,547    583,887
    D'ieteren SA                                           4,589    214,320
*   Dalenys                                                  351      3,920
    Deceuninck NV                                          8,961     33,932
    Econocom Group SA                                     12,480    104,174
    Elia System Operator SA                                3,275    201,261
*   Euronav NV                                             2,900     24,360
#   Euronav NV                                            19,997    170,331
    EVS Broadcast Equipment SA                             1,407     52,694
*   Exmar NV                                               6,018     43,511
    Gimv NV                                                2,031    129,904
#   Ion Beam Applications                                    435     13,293
    Jensen-Group NV                                          229     12,220
    KBC Group NV                                          19,032  1,829,851
    Kinepolis Group NV                                     1,673    123,506
    Lotus Bakeries                                            35     93,865
    Melexis NV                                             2,414    254,216
#*  Nyrstar NV                                            15,384    124,803
    Ontex Group NV                                        14,298    422,453
    Picanol                                                  293     33,216
#   Proximus SADP                                         12,838    432,946
    RealDolmen                                               507     21,195
    Recticel SA                                            6,729     79,701
    Resilux                                                  210     38,722
    Roularta Media Group NV                                  370     10,654
    Sioen Industries NV                                    1,485     52,157
    Sipef SA                                                 709     53,930
#   Solvay SA                                              9,388  1,359,332
*   Telenet Group Holding NV                               3,530    271,560
    TER Beke SA                                              109     24,094
*   Tessenderlo Group SA                                   6,174    295,864
#*  ThromboGenics NV                                       7,971     41,637

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
BELGIUM -- (Continued)
    Umicore SA                                             21,896 $ 1,152,694
    Van de Velde NV                                           784      41,732
                                                                  -----------
TOTAL BELGIUM                                                      12,077,585
                                                                  -----------
CANADA -- (8.6%)
*   5N Plus, Inc.                                          14,000      28,455
#   Absolute Software Corp.                                 6,200      35,940
    Acadian Timber Corp.                                    1,700      26,246
*   Advantage Oil & Gas, Ltd.(00765F101)                    3,399      10,877
*   Advantage Oil & Gas, Ltd.(B66PKS8)                     24,999      80,281
    Aecon Group, Inc.                                       8,695     140,746
    Ag Growth International, Inc.                           1,000      46,220
    AGF Management, Ltd. Class B                           13,487      83,115
    Agnico Eagle Mines, Ltd.                               15,126     715,157
#   AGT Food & Ingredients, Inc.                            2,100      35,615
    Aimia, Inc.                                            17,450      52,634
*   Air Canada                                              5,441     105,768
#   AirBoss of America Corp.                                3,978      33,150
*   Alacer Gold Corp.                                      56,096      97,598
    Alamos Gold, Inc. Class A(BYNBW45)                     18,797     112,403
    Alamos Gold, Inc. Class A(BZ3DNP6)                     30,398     182,140
#   Alaris Royalty Corp.                                    5,882      90,908
*   Alexco Resource Corp.(B0XNNQ2)                         10,800      16,420
*   Alexco Resource Corp.(01535P106)                        1,285       1,966
    Algoma Central Corp.                                    1,200      15,093
    Algonquin Power & Utilities Corp.(015857105)            3,188      34,590
#   Algonquin Power & Utilities Corp.(B51BMR7)             23,183     251,809
    Alimentation Couche-Tard, Inc. Class B                  6,765     353,925
*   Alio Gold, Inc.                                         6,570      21,312
#   AltaGas, Ltd.                                           4,614     103,421
    Alterra Power Corp.                                     2,700      17,100
    Altius Minerals Corp.                                   5,301      58,570
    Altus Group, Ltd.                                       4,450     124,021
*   Americas Silver Corp.                                   3,547      14,217
*   Amerigo Resources, Ltd.                                32,000      27,057
#   ARC Resources, Ltd.                                    43,853     482,383
*   Argonaut Gold, Inc.                                    35,772      74,452
#*  Asanko Gold, Inc.                                      15,002      13,782
    Atco, Ltd. Class I                                      4,239     153,293
*   Athabasca Oil Corp.                                    77,149      68,368
*   ATS Automation Tooling Systems, Inc.                    9,097     123,068
    AutoCanada, Inc.                                        3,921      73,320
*   Avigilon Corp.                                          3,373      62,661
*   B2Gold Corp.                                          148,294     448,499
#   Badger Daylighting, Ltd.                                4,456      91,583
    Bank of Montreal(2073174)                              17,711   1,457,792
    Bank of Montreal(2076009)                              24,724   2,036,815
    Bank of Nova Scotia (The)(2957665)                     25,978   1,727,277
    Bank of Nova Scotia (The)(2076281)                     25,800   1,714,127
    Barrick Gold Corp.(2024644)                            11,682     168,012
    Barrick Gold Corp.(2024677)                            46,629     670,525
*   Baytex Energy Corp.(B51ZNJ8)                            2,602       7,910

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
#*  Baytex Energy Corp.(B4VGVM3)                           48,802 $  148,787
    BCE, Inc.(B188TH2)                                      3,215    150,336
#   BCE, Inc.(B188TJ4)                                      2,798    130,806
*   Bellatrix Exploration, Ltd.(078314507)                  1,559      1,980
#*  Bellatrix Exploration, Ltd.(BF237Z5)                    4,740      6,012
    Birchcliff Energy, Ltd.                                31,547     87,460
#   Bird Construction, Inc.                                 3,789     28,772
#   Black Diamond Group, Ltd.                               7,742     16,680
*   BlackBerry, Ltd.(BCBHZ42)                               8,247    104,407
*   BlackBerry, Ltd.(BCBHZ31)                               1,617     20,508
*   BlackPearl Resources, Inc.                             33,481     32,664
    BMTC Group, Inc.                                          900     12,417
*   Bombardier, Inc. Class A                               11,600     32,914
*   Bombardier, Inc. Class B                              105,030    297,158
#   Bonavista Energy Corp.                                 46,520     65,052
#   Bonterra Energy Corp.                                   4,080     45,842
    Boralex, Inc. Class A                                  12,423    238,764
    Brookfield Asset Management, Inc. Class A(2092599)      9,289    388,779
    Brookfield Asset Management, Inc. Class A(2092555)        900     37,683
    Brookfield Real Estate Services, Inc.                   1,100     15,185
    BRP, Inc.                                               3,068    126,861
#*  BSM Technologies, Inc.                                  9,300     10,207
#*  Calfrac Well Services, Ltd.                            18,253    102,543
#   Callidus Capital Corp.                                  1,700     13,766
    Cameco Corp.(2158684)                                  25,982    239,034
    Cameco Corp.(2166160)                                  16,900    155,535
    Canaccord Genuity Group, Inc.                          18,783     98,954
*   Canacol Energy, Ltd.                                   25,200     87,688
    Canadian Imperial Bank of Commerce(2418872)            10,051    995,250
    Canadian Imperial Bank of Commerce(2170525)             8,700    861,937
#   Canadian National Railway Co.(2210959)                  9,292    744,475
    Canadian National Railway Co.(2180632)                  3,700    296,541
#   Canadian Natural Resources, Ltd.(2125202)              49,367  1,685,883
    Canadian Natural Resources, Ltd.(2171573)               6,235    212,852
    Canadian Pacific Railway, Ltd.(2793104)                 2,100    388,584
    Canadian Pacific Railway, Ltd.(2793115)                 1,800    333,278
#   Canadian Tire Corp., Ltd. Class A                       3,568    497,867
    Canadian Utilities, Ltd. Class A                        3,911    115,772
    Canadian Western Bank                                  15,925    501,055
*   Canfor Corp.                                           14,966    351,032
    Canfor Pulp Products, Inc.                              5,091     60,140
    CanWel Building Materials Group, Ltd.                   8,500     46,301
    Capital Power Corp.                                    14,201    269,242
#*  Capstone Mining Corp.                                  60,575     68,455
#   Cara Operations, Ltd.                                   3,200     70,088
#   Cardinal Energy, Ltd.                                  17,324     64,085
    Cascades, Inc.                                         12,000    150,439
    CCL Industries, Inc. Class B                            4,850    231,972
*   Celestica, Inc.(2262659)                               15,682    158,388
*   Celestica, Inc.(2263362)                                3,200     32,338
    Cenovus Energy, Inc.(B5BQMT4)                          32,519    310,556
    Cenovus Energy, Inc.(B57FG04)                          35,300    336,641
*   Centerra Gold, Inc.                                    39,041    201,553

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
CANADA -- (Continued)
    Cervus Equipment Corp.                                  2,100 $ 24,824
#   CES Energy Solutions Corp.                              8,000   38,699
*   CGI Group, Inc. Class A                                 8,717  498,089
#   Chesswood Group, Ltd.                                   1,200   11,220
#*  China Gold International Resources Corp., Ltd.         50,716  101,020
#   CI Financial Corp.                                     17,929  431,608
#   Cineplex, Inc.                                          6,883  175,824
    Clearwater Seafoods, Inc.                               2,677   15,322
    Cogeco Communications, Inc.                             3,089  191,367
    Cogeco, Inc.                                            1,576   96,149
    Colliers International Group, Inc.(BYL7WD4)             3,369  203,993
    Colliers International Group, Inc.(BYL7SB4)               620   37,553
    Computer Modelling Group, Ltd.                         11,290   91,605
#   Cona Resources, Ltd.                                    6,800   11,112
    Constellation Software, Inc.                              700  452,502
*   Continental Gold, Inc.                                 21,500   63,976
#*  Copper Mountain Mining Corp.                           22,194   22,735
#   Corus Entertainment, Inc. Class B                      17,115  117,440
    Cott Corp.(2228941)                                    14,598  243,203
    Cott Corp.(2228952)                                    15,656  261,188
    Crescent Point Energy Corp.(B67C8W8)                   51,095  402,948
    Crescent Point Energy Corp.(B67C970)                    6,810   53,727
*   Crew Energy, Inc.                                      30,233   55,304
#*  CRH Medical Corp.                                       3,400   10,200
*   Dalradian Resources, Inc.                              15,700   15,828
#*  Delphi Energy Corp.                                    30,292   24,381
*   Denison Mines Corp.                                    71,400   36,571
#*  Descartes Systems Group, Inc. (The)                     1,400   39,690
*   Detour Gold Corp.                                      23,600  252,117
    DHX Media, Ltd.                                         9,300   36,520
    Dollarama, Inc.                                         3,955  540,774
    Dorel Industries, Inc. Class B                          3,647   91,442
*   DREAM Unlimited Corp. Class A                          13,200   83,815
*   Dundee Precious Metals, Inc.                           22,818   54,541
    E-L Financial Corp., Ltd.                                 100   65,041
    ECN Capital Corp.                                      60,632  183,868
    Eldorado Gold Corp.(2304625)                            7,243    9,416
    Eldorado Gold Corp.(2307873)                          100,431  129,825
    Element Fleet Management Corp.                         33,031  222,892
    Emera, Inc.                                             1,390   51,419
    Empire Co., Ltd. Class A                               27,497  532,056
#   Enbridge Income Fund Holdings, Inc.                    15,050  342,479
    Enbridge, Inc.(2466149)                                15,220  557,200
    Enbridge, Inc.(2478906)                                 5,276  193,260
    Encana Corp.(2793182)                                  56,119  694,753
    Encana Corp.(2793193)                                  19,600  242,371
#*  Endeavour Mining Corp.                                  6,281  115,969
*   Endeavour Silver Corp.                                  4,949   11,828
#   Enercare, Inc.                                         15,100  243,319
    Enerflex, Ltd.                                         13,666  162,548
#*  Energy Fuels, Inc.                                     12,193   19,628
    Enerplus Corp.(B521G07)                                27,434  311,650
    Enerplus Corp.(B584T89)                                22,600  256,685

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Enghouse Systems, Ltd.                                 2,000 $105,577
    Ensign Energy Services, Inc.                          22,917  137,129
#*  Epsilon Energy, Ltd.                                   6,843   14,576
#   Equitable Group, Inc.                                  2,150  117,324
*   Essential Energy Services Trust                       19,400   11,514
    Evertz Technologies, Ltd.                              3,100   43,677
#   Exchange Income Corp.                                  4,758  129,588
    Exco Technologies, Ltd.                                4,701   36,882
#   Extendicare, Inc.                                      8,949   63,371
    Fairfax Financial Holdings, Ltd.                       1,847  971,552
    Fiera Capital Corp.                                    4,853   51,055
    Finning International, Inc.                           12,642  348,118
#   Firm Capital Mortgage Investment Corp.                 4,500   47,049
    First Capital Realty, Inc.                             9,919  165,881
#*  First Majestic Silver Corp.(B01DH95)                   3,608   22,081
#*  First Majestic Silver Corp.(2833583)                  11,100   67,863
    First National Financial Corp.                         2,200   51,047
    First Quantum Minerals, Ltd.                          42,718  636,950
    FirstService Corp.(BY9C8H7)                            2,147  142,797
    FirstService Corp.(BYL7ZF7)                            1,700  113,223
#*  Fission Uranium Corp.                                 53,000   31,455
    Fortis, Inc.(B3BH7R6)                                    885   31,276
    Fortis, Inc.(2347200)                                  9,259  327,151
*   Fortuna Silver Mines, Inc.(2383033)                   24,499  117,914
*   Fortuna Silver Mines, Inc.(349915108)                  1,312    6,298
    Franco-Nevada Corp.(B29VF02)                             341   26,049
    Franco-Nevada Corp.(B29NF31)                             400   30,585
#   Freehold Royalties, Ltd.                               8,858   96,790
*   GDI Integrated Facility Services, Inc.                 1,300   17,650
*   Gear Energy, Ltd.                                     37,500   27,134
#   Genworth MI Canada, Inc.                               5,949  204,297
    George Weston, Ltd.                                    3,444  301,616
    Gibson Energy, Inc.                                    6,361   91,847
    Gildan Activewear, Inc.(2257763)                       3,004  102,046
    Gildan Activewear, Inc.(2254645)                       3,300  112,227
#   Gluskin Sheff + Associates, Inc.                       2,574   33,127
#*  GMP Capital, Inc.                                     11,400   38,093
#   goeasy, Ltd.                                           1,950   60,577
*   GoGold Resources, Inc.                                 8,500    2,384
    Goldcorp, Inc.(2676636)                               27,832  398,554
    Goldcorp, Inc.(2676302)                               24,200  346,473
*   Golden Star Resources, Ltd.                           44,500   36,179
*   Gran Tierra Energy, Inc.(B2PPCS5)                     60,730  167,872
*   Gran Tierra Energy, Inc.(38500T101)                    2,706    7,496
#   Granite Oil Corp.                                      3,733    7,254
#*  Great Panther Silver, Ltd.                               753      952
    Great-West Lifeco, Inc.                                3,578  101,173
    Guardian Capital Group, Ltd. Class A                   1,928   41,162
*   Guyana Goldfields, Inc.                               26,400  101,522
*   Heroux-Devtek, Inc.                                    6,714   76,965
    High Arctic Energy Services, Inc.                      3,200   10,302
    High Liner Foods, Inc.                                 2,850   31,999
#   Home Capital Group, Inc.                               7,572  105,269

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
#   Horizon North Logistics, Inc.                          38,300 $   51,378
    HudBay Minerals, Inc.(B05BDX1)                         16,524    141,596
    HudBay Minerals, Inc.(B05BQ98)                         25,343    217,950
#   Hudson's Bay Co.                                       12,084    104,826
*   Husky Energy, Inc.                                     23,712    347,583
    Hydro One, Ltd.                                         6,900    124,593
*   IAMGOLD Corp.(2149525)                                  4,292     25,237
*   IAMGOLD Corp.(2446646)                                 76,580    450,764
    IGM Financial, Inc.                                     6,969    248,901
#*  Imperial Metals Corp.                                   7,560     14,444
    Imperial Oil, Ltd.(2454252)                             8,038    252,715
    Imperial Oil, Ltd.(2454241)                             2,200     69,166
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                 12,200    584,112
    Information Services Corp.                                900     12,893
    Innergex Renewable Energy, Inc.                        11,852    132,685
    Intact Financial Corp.                                  1,255    105,226
    Inter Pipeline, Ltd.                                   12,815    245,673
*   Interfor Corp.                                         11,940    226,278
    Intertape Polymer Group, Inc.                           6,300    109,815
    Invesque, Inc.                                          4,000     36,600
#*  Iron Bridge Resources, Inc.                            40,500     18,933
*   Ivanhoe Mines, Ltd. Class A                            30,531     87,373
    Jean Coutu Group PJC, Inc. (The) Class A               13,000    256,195
    Just Energy Group, Inc.(B63MCN1)                        9,896     42,239
    Just Energy Group, Inc.(B693818)                        4,023     17,138
    K-Bro Linen, Inc.                                       1,051     34,179
*   Kelt Exploration, Ltd.                                 25,600    156,930
    Keyera Corp.                                           13,154    370,130
*   Kinaxis, Inc.                                           1,750    117,848
*   Kinross Gold Corp.(B03Z841)                           208,466    905,048
*   Kinross Gold Corp.(496902404)                          27,330    118,339
    Kirkland Lake Gold, Ltd.                               24,117    363,520
#*  Klondex Mines, Ltd.                                    13,400     29,415
*   Knight Therapeutics, Inc.                              19,568    120,908
    KP Tissue, Inc.                                         1,300     14,173
#   Labrador Iron Ore Royalty Corp.                         3,709     79,909
    Lassonde Industries, Inc. Class A                         300     61,707
#   Laurentian Bank of Canada                               6,306    272,747
*   Leagold Mining Corp.                                    5,300     12,194
    Leon's Furniture, Ltd.                                  4,206     60,183
    Linamar Corp.                                          11,694    690,516
    Loblaw Cos., Ltd.                                       5,884    318,763
    Lucara Diamond Corp.                                   36,789     76,270
*   Lundin Gold, Inc.                                       2,600     10,780
    Lundin Mining Corp.                                   111,387    805,065
*   Lydian International, Ltd.                             24,000      9,951
    Magellan Aerospace Corp.                                3,437     57,200
    Magna International, Inc.(2554549)                      7,200    411,480
    Magna International, Inc.(2554475)                     23,650  1,350,934
#*  Mainstreet Equity Corp.                                   500     17,846
*   Major Drilling Group International, Inc.               15,420     80,485
#   Mandalay Resources Corp.                               36,500      8,161
#   Manulife Financial Corp.(2492520)                      35,723    758,399

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
    Manulife Financial Corp.(2492519)                     26,400 $  560,195
    Maple Leaf Foods, Inc.                                 6,200    175,667
    Martinrea International, Inc.                         16,321    190,942
#   Mediagrif Interactive Technologies, Inc.               2,100     18,063
#   Medical Facilities Corp.                               7,950     99,407
*   MEG Energy Corp.                                      39,256    177,450
    Melcor Developments, Ltd.                              1,100     13,683
    Methanex Corp.(2578378)                                8,906    560,633
    Methanex Corp.(2654416)                                1,735    109,517
    Metro, Inc.                                            7,977    266,938
*   Mitel Networks Corp.                                  20,255    182,624
    Morguard Corp.                                           400     59,902
    Morneau Shepell, Inc.                                  5,200     96,940
    MTY Food Group, Inc.                                   1,988     85,678
    Mullen Group, Ltd.                                    18,204    222,592
*   NAPEC, Inc.                                           10,300     16,078
    National Bank of Canada                               27,555  1,430,172
    Nevsun Resources, Ltd.                                50,281    105,059
    New Flyer Industries, Inc.                             4,576    216,039
*   New Gold, Inc.(644535106)                              4,011     12,153
*   New Gold, Inc.(2826947)                               93,948    284,135
#*  Newalta Corp.                                          5,173      4,963
    Norbord, Inc.                                          3,712    141,778
    North American Energy Partners, Inc.                   2,400     11,520
    North West Co., Inc. (The)                             5,709    135,252
    Northland Power, Inc.                                 12,264    228,130
*   Nutrien, Ltd.(BDH3SB9)                                14,671    767,889
*   Nutrien, Ltd.(BDRJLN0)                                24,160  1,264,001
*   NuVista Energy, Ltd.                                  33,411    236,322
*   Obsidian Energy, Ltd.(BDHLTY3)                        20,635     21,460
*   Obsidian Energy, Ltd.(BDHLTZ4)                        68,600     71,389
    OceanaGold Corp.                                      99,690    274,755
#   Onex Corp.                                             5,500    411,919
#   Open Text Corp.(2655657)                               3,988    136,589
    Open Text Corp.(2260824)                               5,600    191,766
    Osisko Gold Royalties, Ltd.(68827L101)                 5,166     58,066
    Osisko Gold Royalties, Ltd.(BN60CQ4)                  13,991    157,204
#*  Painted Pony Energy, Ltd.                             13,000     24,732
    Pan American Silver Corp.(2703396)                    23,759    390,123
    Pan American Silver Corp.(2669272)                     1,100     18,065
#*  Paramount Resources, Ltd. Class A                     14,976    219,161
*   Parex Resources, Inc.                                 11,730    175,187
    Parkland Fuel Corp.                                   16,443    385,675
    Pason Systems, Inc.                                    6,447     96,338
    Pembina Pipeline Corp.(B4PPQG5)                          755     25,753
    Pembina Pipeline Corp.(B4PT2P8)                        6,064    206,735
*   Pengrowth Energy Corp.(70706P104)                      4,002      3,082
#*  Pengrowth Energy Corp.(B67M828)                       83,284     65,679
#   Peyto Exploration & Development Corp.                 24,567    224,099
*   PHX Energy Services Corp.                              8,838     17,245
#   Pizza Pizza Royalty Corp.                              4,200     49,410
    Polaris Infrastructure, Inc.                           3,500     54,833
#   PrairieSky Royalty, Ltd.                               2,971     73,575

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
*   Precision Drilling Corp.(B5TQB99)                     19,847 $   72,045
*   Precision Drilling Corp.(B5YPLH9)                     31,164    113,001
*   Premier Gold Mines, Ltd.                              32,850     92,674
    Premium Brands Holdings Corp.                          3,040    264,455
#*  Pretium Resources, Inc.                                4,600     32,013
#   Pulse Seismic, Inc.                                    4,200     10,893
    Quarterhill, Inc.                                     25,800     46,985
    Quebecor, Inc. Class B                                11,832    230,868
*   Raging River Exploration, Inc.                        40,818    247,231
    Reitmans Canada, Ltd. Class A                          8,400     29,844
    Restaurant Brands International, Inc.                  3,400    205,382
#   Richelieu Hardware, Ltd.                               4,834    124,701
    Ritchie Bros Auctioneers, Inc.(2202729)                  344     11,187
    Ritchie Bros Auctioneers, Inc.(2345390)                1,000     32,528
    Rocky Mountain Dealerships, Inc.                       3,078     32,507
    Rogers Communications, Inc. Class B(2125268)           4,076    198,909
    Rogers Communications, Inc. Class B(2169051)          10,036    489,806
    Rogers Sugar, Inc.                                     9,520     48,374
    Royal Bank of Canada(2756196)                         24,345  2,085,636
    Royal Bank of Canada(2754383)                          7,300    625,070
    Russel Metals, Inc.                                   13,971    355,068
*   Sabina Gold & Silver Corp.                            40,900     66,504
#*  Sandstorm Gold, Ltd.                                  29,811    156,811
    Saputo, Inc.                                           9,280    319,368
    Savaria Corp.                                            900     12,878
    Secure Energy Services, Inc.                          29,184    211,169
*   SEMAFO, Inc.                                          50,414    149,193
*   Seven Generations Energy, Ltd. Class A                12,650    176,380
#   Shaw Communications, Inc. Class B(2591900)            19,022    415,250
    Shaw Communications, Inc. Class B(2801836)             2,500     54,573
    ShawCor, Ltd.                                          4,863    109,754
#*  Sherritt International Corp.                          49,929     51,147
*   Shopify, Inc. Class A                                    300     38,376
#   Sienna Senior Living, Inc.                             4,500     64,756
#*  Sierra Wireless, Inc.(2585259)                         1,995     38,603
*   Sierra Wireless, Inc.(2418968)                         2,200     42,515
    Sleep Country Canada Holdings, Inc.                    4,000    106,406
    SNC-Lavalin Group, Inc.                                8,426    372,731
*   Solium Capital, Inc.                                   1,700     15,604
#*  Spartan Energy Corp.                                  22,900    115,989
*   Spin Master Corp.                                      1,724     74,328
    Sprott, Inc.                                          28,000     65,561
#*  SSR Mining, Inc.(784730103)                           10,717     92,702
*   SSR Mining, Inc.(BF7MPL9)                              9,214     79,630
    Stantec, Inc.(B0G11S1)                                 5,203    151,147
    Stantec, Inc.(2854238)                                 1,800     52,361
#   Stella-Jones, Inc.                                     4,595    193,476
#*  Stornoway Diamond Corp.                               47,014     21,405
    Stuart Olson, Inc.                                     3,800     19,402
    Student Transportation, Inc.(86388A108)                  700      4,172
#   Student Transportation, Inc.(B1FQZ15)                  9,299     55,416
    Sun Life Financial, Inc.(2568283)                     14,600    633,202
    Sun Life Financial, Inc.(2566124)                     11,800    512,005

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Suncor Energy, Inc.(B3NB0P5)                           68,033 $2,466,196
    Suncor Energy, Inc.(B3NB1P2)                            2,900    105,050
#*  SunOpta, Inc.(2817510)                                  5,192     38,412
#*  SunOpta, Inc.(2836634)                                  2,080     15,392
    Superior Plus Corp.                                    26,627    259,126
#   Supremex, Inc.                                          3,700     13,416
#   Surge Energy, Inc.                                     37,535     58,896
    Tahoe Resources, Inc.(B4WHL92)                         16,073     70,560
#   Tahoe Resources, Inc.(B5B9KV1)                         30,865    136,258
*   Tamarack Valley Energy, Ltd.                           34,250     79,081
*   Taseko Mines, Ltd.                                     33,379     59,160
    Teck Resources, Ltd. Class B(2124533)                  34,468  1,001,295
    Teck Resources, Ltd. Class B(2879327)                  35,933  1,043,518
    TELUS Corp.                                             1,498     56,400
*   Teranga Gold Corp.                                     20,900     57,433
    TFI International, Inc.                                16,967    438,659
#   Thomson Reuters Corp.(2126067)                          3,237    140,194
    Thomson Reuters Corp.(2889371)                          7,800    337,556
#   Timbercreek Financial Corp.                             3,100     23,338
#*  TMAC Resources, Inc.                                    1,000      7,211
    TMX Group, Ltd.                                         4,595    289,037
    TORC Oil & Gas, Ltd.                                   26,865    148,522
*   Torex Gold Resources, Inc.                             15,008    154,839
    Toromont Industries, Ltd.                               7,642    333,701
    Toronto-Dominion Bank (The)(2042516)                   34,519  2,099,100
    Toronto-Dominion Bank (The)(2897222)                   16,058    976,796
    Torstar Corp. Class B                                   2,714      3,575
    Total Energy Services, Inc.                             7,440     82,868
*   Tourmaline Oil Corp.                                   24,497    395,742
#   TransAlta Corp.(2786096)                               31,016    170,588
    TransAlta Corp.(2901628)                               17,300     95,642
#   TransAlta Renewables, Inc.                              8,584     86,119
    TransCanada Corp.(2665203)                             10,696    492,444
    TransCanada Corp.(2665184)                              3,006    138,398
    Transcontinental, Inc. Class A                         11,952    241,664
*   TransGlobe Energy Corp.(893662106)                        500        735
*   TransGlobe Energy Corp.(2470548)                       16,500     24,415
*   Trevali Mining Corp.                                  112,243    147,832
#*  Trican Well Service, Ltd.                              52,815    165,316
    Tricon Capital Group, Inc.                             14,247    124,401
*   Trinidad Drilling, Ltd.                                44,218     63,271
*   Trisura Group, Ltd.                                       911     18,595
*   Turquoise Hill Resources, Ltd.(B7XCYK9)                 3,396     10,290
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                55,900    170,427
    Uni-Select, Inc.                                        7,611    168,246
#*  UrtheCast Corp.                                        22,900     18,990
#   Valener, Inc.                                           4,044     73,548
#   Vermilion Energy, Inc.(B607XS1)                         4,300    162,561
    Vermilion Energy, Inc.(B3KVGT4)                         2,873    108,599
    Wajax Corp.                                             3,375     60,997
    Waste Connections, Inc.                                 1,300     93,366
    West Fraser Timber Co., Ltd.                           11,698    818,480
#*  Western Energy Services Corp.                           7,800      8,117

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
CANADA -- (Continued)
    Western Forest Products, Inc.                          91,150 $   211,942
    Westshore Terminals Investment Corp.                    9,100     186,217
    Wheaton Precious Metals Corp.(BDG1S92)                 14,107     304,570
    Wheaton Precious Metals Corp.(BF13KN5)                  7,199     155,510
#   Whitecap Resources, Inc.                               67,948     496,628
    Winpak, Ltd.                                            3,132     113,490
    WSP Global, Inc.                                        9,516     460,791
    Yamana Gold, Inc.(2237646)                             14,406      49,557
    Yamana Gold, Inc.(2219279)                            128,132     442,733
*   Yangarra Resources, Ltd.                               16,400      63,067
#*  Yellow Pages, Ltd.                                      5,429      33,986
    ZCL Composites, Inc.                                    4,199      38,610
                                                                  -----------
TOTAL CANADA                                                       88,471,994
                                                                  -----------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                           540      68,590
    Alm Brand A.S.                                         12,213     150,529
#   Ambu A.S. Class B                                      13,860     297,506
*   Bang & Olufsen A.S.                                     3,802     102,105
    BankNordik P/F                                            549      10,082
#*  Bavarian Nordic A.S.                                    2,920     112,503
    Brodrene Hartmann A.S.                                    555      31,276
    Chr Hansen Holding A.S.                                 8,431     736,627
    Coloplast A.S. Class B                                  4,151     369,032
    Columbus A.S.                                          10,225      25,855
*   D/S Norden A.S.                                         4,936      98,336
    Danske Bank A.S.                                       24,202     982,768
    DFDS A.S.                                               4,120     247,218
    DSV A.S.                                               15,826   1,301,210
#   FLSmidth & Co. A.S.                                     6,630     390,469
    GN Store Nord A.S.                                     17,697     596,780
#   H Lundbeck A.S.                                        11,329     577,488
*   H+H International A.S. Class B                          2,105      51,162
    IC Group A.S.                                             908      21,449
    ISS A.S.                                               14,761     575,925
*   Jeudan A.S.                                               216      27,043
    Jyske Bank A.S.                                         8,220     475,195
    Matas A.S.                                              4,156      52,208
*   Nilfisk Holding A.S.                                    4,615     267,717
#*  NKT A.S.                                                4,615     201,220
    NNIT A.S.                                               1,478      45,318
    Nordjyske Bank A.S.                                     1,231      24,462
    Orsted A.S.                                             2,375     144,171
#   Pandora A.S.                                           10,986   1,041,088
    Parken Sport & Entertainment A.S.                       1,139      13,842
    Per Aarsleff Holding A.S.                               3,043     104,639
    Ringkjoebing Landbobank A.S.                            3,886     214,252
    Rockwool International A.S. Class A                       276      71,178
    Rockwool International A.S. Class B                     1,088     303,921
    RTX A.S.                                                  936      24,769
*   Santa Fe Group A.S.                                     1,591      12,022
    Schouw & Co., A.S.                                      1,669     168,930

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
DENMARK -- (Continued)
    SimCorp A.S.                                            4,115 $   261,367
    Solar A.S. Class B                                      1,039      68,578
    Spar Nord Bank A.S.                                    14,532     173,123
    Sydbank A.S.                                           12,491     510,849
    TDC A.S.                                              130,258     869,418
    Tivoli A.S.                                               136      14,255
*   TK Development A.S.                                     5,396       6,413
*   Topdanmark A.S.                                         9,473     452,559
    Tryg A.S.                                              11,692     284,526
    United International Enterprises                          225      48,596
    Vestas Wind Systems A.S.                               11,415     778,595
#*  William Demant Holding A.S.                            13,334     421,658
                                                                  -----------
TOTAL DENMARK                                                      13,828,822
                                                                  -----------
FINLAND -- (1.4%)
#   Afarak Group Oyj                                       11,381      13,243
    Ahlstrom-Munksjo Oyj                                    2,517      55,515
    Aktia Bank Oyj                                          5,112      60,948
    Alma Media Oyj                                          2,844      27,971
#   Amer Sports Oyj                                        20,657     583,177
    Asiakastieto Group Oyj                                    847      23,724
    Aspo Oyj                                                3,410      42,558
    Atria Oyj                                               2,128      32,840
*   BasWare Oyj                                               272      15,059
#   Bittium Oyj                                             2,365      16,799
    Cargotec Oyj Class B                                    5,663     330,162
#*  Caverion Oyj                                            9,822      82,799
    Citycon Oyj                                            50,293     139,618
    Cramo Oyj                                               9,188     224,155
    Digia Oyj                                               3,511      10,251
    Elisa Oyj                                              10,902     464,026
    F-Secure Oyj                                            7,922      38,427
    Finnair Oyj                                             9,181     111,157
    Fiskars Oyj Abp                                         4,562     135,701
    Fortum Oyj                                             36,483     791,158
    HKScan Oyj Class A                                      4,861      18,584
#   Huhtamaki Oyj                                          20,620     880,250
    Ilkka-Yhtyma Oyj                                        2,909      13,327
    Kemira Oyj                                             18,946     268,212
    Kesko Oyj Class A                                       1,108      62,932
    Kesko Oyj Class B                                       9,213     537,348
    Konecranes Oyj                                          8,874     450,513
    Lassila & Tikanoja Oyj                                  7,580     178,463
    Metsa Board Oyj                                        31,407     285,746
    Metso Oyj                                              20,905     729,880
    Neste Oyj                                              16,872   1,167,697
    Nokian Renkaat Oyj                                     21,481   1,085,280
    Oriola Oyj Class B                                     17,353      61,754
    Outokumpu Oyj                                          48,888     419,367
#*  Outotec Oyj                                             5,733      49,371
    Pihlajalinna Oyj                                          536       9,764
    Ponsse Oyj                                              1,526      49,280

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
FINLAND -- (Continued)
*   Poyry Oyj                                                493 $     3,183
    Raisio Oyj Class V                                    18,172     100,728
    Ramirent Oyj                                          17,060     171,231
    Raute Oyj Class A                                        401      16,170
    Revenio Group Oyj                                        343      15,769
    Sampo Oyj Class A                                     18,176   1,055,986
    Sanoma Oyj                                             9,325     120,890
    SRV Group OYJ                                          3,102      14,706
#*  Stockmann Oyj Abp Class B                              5,241      27,013
    Technopolis Oyj                                       15,315      77,140
    Teleste Oyj                                            1,197      10,639
    Tieto Oyj                                              8,348     290,182
    Tikkurila Oyj                                          7,373     148,073
    UPM-Kymmene Oyj                                       64,508   2,175,113
    Uponor Oyj                                             5,606     118,668
    Valmet Oyj                                            23,616     529,888
#   YIT Oyj                                               21,209     174,354
                                                                 -----------
TOTAL FINLAND                                                     14,516,789
                                                                 -----------
FRANCE -- (7.2%)
    ABC Arbitrage                                          3,722      30,773
    Accor SA                                               2,278     129,652
    Actia Group                                            3,218      30,836
    Aeroports de Paris                                     1,224     254,214
    Air Liquide SA                                        11,166   1,505,688
    Airbus SE                                              9,467   1,088,692
    Akka Technologies                                      2,194     137,729
    Albioma SA                                             4,562     118,833
    Alstom SA                                             15,698     688,585
    Altamir                                                3,848      75,037
    Alten SA                                               3,688     373,357
    Altran Technologies SA                                23,033     428,532
*   Amplitude Surgical SAS                                 1,826       8,200
    Amundi SA                                              3,330     314,215
#*  Antalis International SAS                              2,054       5,089
    April SA                                               2,047      41,157
    Arkema SA                                             12,346   1,576,127
    Assystem                                               1,877      70,105
    Atos SE                                                5,965     940,717
    Aubay                                                  1,249      59,583
    AXA SA                                                65,931   2,168,301
    Axway Software SA                                        579      15,809
    Bastide le Confort Medical                               301      20,642
    Beneteau SA                                            3,338      88,839
    Bigben Interactive                                       860      12,993
    BioMerieux                                             2,977     281,848
    BNP Paribas SA                                        38,178   3,153,265
    Boiron SA                                                903      78,955
    Bonduelle SCA                                          2,907     153,260
#   Bourbon Corp.                                          3,477      35,010
    Bouygues SA                                           23,546   1,308,649
    Bureau Veritas SA                                     17,126     501,845

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Burelle SA                                                 39 $   67,567
    Capgemini SE                                            3,629    481,715
    Carrefour SA                                           50,364  1,201,049
    Casino Guichard Perrachon SA                           10,135    592,184
*   Cegedim SA                                                334     17,138
    Chargeurs SA(5021318)                                   2,873     95,068
*   Chargeurs SA(BDH48T0)                                      32      1,032
    Christian Dior SE                                         404    156,423
    Cie de Saint-Gobain                                    32,397  1,881,771
    Cie des Alpes                                           1,421     61,367
    Cie Generale des Etablissements Michelin               18,592  2,974,239
    Cie Plastic Omnium SA                                  13,677    702,539
    CNP Assurances                                         11,908    305,200
*   Coface SA                                              15,930    179,064
    Credit Agricole SA                                     42,276    797,058
    Danone SA                                              13,595  1,170,073
    Dassault Systemes SE                                    3,478    400,954
    Derichebourg SA                                        13,919    139,582
    Devoteam SA                                               814     80,701
    Edenred                                                24,157    779,617
    Eiffage SA                                             10,570  1,281,455
    Electricite de France SA                               59,497    818,466
    Elior Group SA                                         20,547    472,907
    Elis SA                                                12,271    342,840
    Engie SA                                              103,467  1,796,610
*   Eramet                                                  2,024    285,662
    Essilor International Cie Generale d'Optique SA        10,003  1,420,073
*   Esso SA Francaise                                         526     33,715
*   Etablissements Maurel et Prom                           7,575     35,190
    Euronext NV                                             6,901    467,506
#   Europcar Groupe SA                                     11,274    156,769
    Eutelsat Communications SA                             27,293    600,715
    Exel Industries Class A                                   266     39,131
    Faurecia                                               10,601    951,230
*   Fnac Darty SA                                           2,230    260,118
*   Fnac Darty SA                                             904    105,038
    Gaztransport Et Technigaz SA                            2,587    178,973
    Getlink SE                                             29,951    420,031
    GL Events                                               1,665     56,427
    Groupe Crit                                               588     56,115
*   Groupe Gorge                                              802     17,837
    Groupe Open                                               621     27,128
    Guerbet                                                 1,524    152,312
    Haulotte Group SA                                       1,255     29,934
    Hermes International                                      369    203,965
*   ID Logistics Group                                        170     28,647
    Iliad SA                                                  929    240,358
    Imerys SA                                               6,280    673,055
    Ingenico Group SA                                      10,123  1,152,242
    Interparfums SA                                         1,294     60,446
    Ipsen SA                                                2,198    307,798
    IPSOS                                                   4,292    163,948
    Jacquet Metal Service                                   1,524     56,582

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    JCDecaux SA                                            3,553 $  153,711
    Kaufman & Broad SA                                     1,281     66,845
#   Kering                                                   508    257,325
    Korian SA                                              7,141    229,902
    L'Oreal SA                                             3,426    778,573
    Lagardere SCA                                         24,977    778,967
    Le Belier                                                650     50,259
    Lectra                                                 2,814     79,499
    Legrand SA                                             7,812    649,941
    Linedata Services                                        790     37,087
    LISI                                                   3,653    176,019
    LNA Sante SA                                             889     60,826
    LVMH Moet Hennessy Louis Vuitton SE                    5,903  1,849,121
    Maisons France Confort SA                                498     35,926
    Manitou BF SA                                            980     41,847
    Mersen SA                                              3,064    149,503
#*  METabolic EXplorer SA                                  2,577      7,187
    Metropole Television SA                                5,517    150,105
    MGI Coutier                                            2,655    116,833
    Natixis SA                                            64,655    588,740
#*  Naturex                                                  607     66,342
    Neopost SA                                             5,063    150,763
    Nexans SA                                              5,535    335,722
    Nexity SA                                              5,120    308,513
*   Nicox                                                  1,341     16,545
*   NRJ Group                                              1,371     15,422
    Oeneo SA                                               5,298     69,448
#*  Onxeo SA                                               7,633     16,926
    Orpea                                                  5,418    676,201
#*  Parrot SA                                              3,715     37,495
    Peugeot SA                                            82,889  1,861,794
*   Pierre & Vacances SA                                     743     39,068
    Plastivaloire                                          2,229     50,706
    PSB Industries SA                                        175     10,385
#   Rallye SA                                              3,863     70,886
#*  Recylex SA                                             1,882     31,627
    Rexel SA                                              68,025  1,225,439
    Robertet SA                                               97     50,177
    Rothschild & Co.                                       1,994     82,422
    Rubis SCA                                              9,004    664,059
    Sartorius Stedim Biotech                               1,293    112,006
    Savencia SA                                              905     91,922
    SCOR SE                                               19,049    852,596
    SEB SA                                                 2,743    566,710
    Seche Environnement SA                                   310     11,925
#*  Sequana SA                                            10,272     10,480
    SES SA                                                52,438    818,297
#*  SES-imagotag SA                                          567     21,093
    Societe BIC SA                                         1,541    176,467
    Societe Generale SA                                   28,863  1,677,447
    Societe Marseillaise du Tunnel Prado-Carenage SA         145      4,296
    Societe pour l'Informatique Industrielle                 446     13,749
#   Sodexo SA                                              3,237    414,925

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
FRANCE -- (Continued)
*   SOITEC                                                 1,660 $   136,139
#*  Solocal Group                                         77,717      96,353
    Somfy SA                                                 670      74,666
    Sopra Steria Group                                     2,666     540,951
    SPIE SA                                               19,370     481,361
*   Stallergenes Greer P.L.C.                                337      14,503
*   Ste Industrielle d'Aviation Latecoere SA              14,514      99,644
    Stef SA                                                  679      83,412
#   STMicroelectronics NV(2430025)                         3,197      76,408
    STMicroelectronics NV(5962332)                        52,809   1,261,072
    Suez                                                  21,325     317,882
    Sword Group                                              533      24,633
    Synergie SA                                            1,688     100,519
    Tarkett SA                                             6,805     266,040
    Technicolor SA                                        32,478     121,362
    Teleperformance                                        6,595     999,496
    Television Francaise 1                                14,992     224,860
    Tessi SA                                                 227      53,694
    TFF Group                                                380      20,420
    Thermador Groupe                                         313      49,976
    Total Gabon                                              109      21,044
#   Total SA                                              92,230   5,347,488
    Total SA Sponsored ADR                                 1,835     106,555
#*  Touax SA                                                 710      10,042
    Trigano SA                                             1,173     227,705
*   Ubisoft Entertainment SA                              13,221   1,131,501
    Union Financiere de France BQE SA                        410      15,797
    Valeo SA                                              13,914   1,095,570
#*  Vallourec SA                                          58,885     403,274
*   Valneva SE                                             5,582      25,098
    Veolia Environnement SA                               12,822     323,225
    Vetoquinol SA                                            328      22,080
    Vicat SA                                               2,452     202,026
    Vilmorin & Cie SA                                      1,259     137,641
    Vinci SA                                              13,769   1,488,137
#*  Virbac SA                                                446      68,538
    Vivendi SA                                            21,438     628,123
*   Worldline SA                                           2,855     161,407
#   Zodiac Aerospace                                      10,392     322,951
                                                                 -----------
TOTAL FRANCE                                                      74,265,763
                                                                 -----------
GERMANY -- (6.0%)
    1&1 Drillisch AG                                       3,488     290,145
    Aareal Bank AG                                         9,587     484,644
*   Adler Modemaerkte AG                                   1,392      10,325
*   ADLER Real Estate AG                                   2,710      43,544
    ADO Properties SA                                      3,112     167,683
#*  ADVA Optical Networking SE                             5,336      45,036
*   AIXTRON SE                                             9,010     136,114
    All for One Steeb AG                                     168      14,509
    Allgeier SE                                              501      16,936
    Allianz SE                                            13,193   3,336,856

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
    Amadeus Fire AG                                           546 $   56,301
    Aurubis AG                                              5,803    609,798
    Axel Springer SE                                        5,693    500,287
    BASF SE                                                48,323  5,667,210
    Basler AG                                                 152     38,051
    Bauer AG                                                1,428     43,818
    BayWa AG                                                1,746     67,718
    Bechtle AG                                              3,008    274,338
    Beiersdorf AG                                           1,293    153,305
    Bertrandt AG                                              762     97,726
    Bijou Brigitte AG                                         354     21,933
    Bilfinger SE                                            5,331    250,229
    Borussia Dortmund GmbH & Co. KGaA                      15,160    107,688
    Brenntag AG                                            14,061    912,813
    CANCOM SE                                               1,491    140,865
    Carl Zeiss Meditec AG                                   1,144     74,880
    CECONOMY AG                                            19,117    275,606
    CENIT AG                                                  720     19,877
    CENTROTEC Sustainable AG                                1,427     27,109
    Cewe Stiftung & Co. KGAA                                1,185    129,060
    Comdirect Bank AG                                       3,571     51,529
*   Commerzbank AG                                         69,434  1,145,731
    CompuGroup Medical SE                                   3,036    192,283
*   Constantin Medien AG                                    9,712     27,492
    Continental AG                                          5,804  1,743,567
    CropEnergies AG                                         3,497     31,605
    CTS Eventim AG & Co. KGaA                               5,881    294,050
#   Delticom AG                                               534      7,541
    Deutsche Bank AG(D18190898)                            39,748    728,978
    Deutsche Bank AG(5750355)                              21,586    397,196
    Deutsche Beteiligungs AG                                1,386     85,548
    Deutsche Boerse AG                                      4,264    547,992
    Deutsche EuroShop AG                                    4,841    190,212
    Deutsche Pfandbriefbank AG                             16,895    312,281
    Deutsche Telekom AG                                   217,290  3,811,273
    Deutsche Wohnen SE                                     12,009    542,989
*   Dialog Semiconductor P.L.C.                             8,643    263,506
    DIC Asset AG                                            5,386     69,170
    DMG Mori AG                                             4,388    260,115
    Dr Hoenle AG                                              513     33,114
    Draegerwerk AG & Co. KGaA                                 346     26,410
    Duerr AG                                                3,947    543,770
    E.ON SE                                               123,956  1,302,910
    Eckert & Ziegler AG                                       533     24,785
    EDAG Engineering Group AG                               1,470     29,918
    Elmos Semiconductor AG                                  1,399     41,435
#   ElringKlinger AG                                        5,449    126,572
*   Euromicron AG                                           1,528     15,594
    Evonik Industries AG                                    9,976    394,204
    Ferratum Oyj                                              573     21,349
    Fielmann AG                                             1,780    155,855
*   First Sensor AG                                           731     19,048
    Fraport AG Frankfurt Airport Services Worldwide         4,917    582,165

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
    Freenet AG                                            13,789 $  528,755
    Fresenius Medical Care AG & Co. KGaA                  10,980  1,265,575
    Fuchs Petrolub SE                                      2,693    136,754
    GEA Group AG                                          13,522    672,546
    Gerresheimer AG                                        7,069    617,444
    Gerry Weber International AG                           5,238     58,112
    Gesco AG                                                 900     34,435
    GFT Technologies SE                                    1,156     18,410
    Grammer AG                                             2,325    146,475
    GRENKE AG                                                346     41,264
*   H&R GmbH & Co. KGaA                                    3,109     55,081
    Hamburger Hafen und Logistik AG                        6,368    177,827
    Hannover Rueck SE                                      2,983    407,967
*   Hapag-Lloyd AG                                         4,764    197,609
    HeidelbergCement AG                                    9,564  1,038,230
*   Heidelberger Druckmaschinen AG                        48,551    175,511
    Hella GmbH & Co KGaA                                   6,876    490,001
    Henkel AG & Co. KGaA                                   1,048    131,183
    Highlight Communications AG                            1,578     10,104
    Hochtief AG                                            1,791    323,889
*   HolidayCheck Group AG                                  8,666     32,271
    Hornbach Baumarkt AG                                   1,720     66,054
    Hugo Boss AG                                           6,594    605,615
    Indus Holding AG                                       2,502    198,610
    Infineon Technologies AG                              28,049    816,680
    Innogy SE                                             10,575    403,150
    Isra Vision AG                                           295     68,669
    Jenoptik AG                                            1,525     63,295
#   K+S AG                                                29,353    824,953
    KION Group AG                                          9,395    863,539
    Kloeckner & Co. SE                                    15,109    200,363
    Koenig & Bauer AG                                      2,466    202,138
    Krones AG                                              1,591    222,336
    KSB SE & Co. KGaA                                         11      6,750
    KWS Saat SE                                              137     57,836
    Lanxess AG                                            17,620  1,538,647
    LEG Immobilien AG                                      6,591    743,832
    Leifheit AG                                              700     24,740
    Leoni AG                                               5,754    441,847
*   Linde AG                                               4,135  1,015,356
*   Manz AG                                                  577     24,766
*   Medigene AG                                            1,778     37,468
#*  METRO AG                                              35,601    774,261
    MLP SE                                                 6,531     46,016
    MTU Aero Engines AG                                    3,564    638,914
    Muenchener Rueckversicherungs-Gesellschaft AG          5,383  1,266,440
    Nemetschek SE                                          2,461    242,469
#   Nexus AG                                                 544     18,201
#*  Nordex SE                                              4,366     57,718
    Norma Group SE                                         7,853    618,546
    OHB SE                                                   906     52,133
    OSRAM Licht AG                                         8,554    747,602
    paragon AG                                               295     30,371

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
*   Patrizia Immobilien AG                                 5,237 $  131,165
    Pfeiffer Vacuum Technology AG                          1,197    237,336
    PNE Wind AG                                           14,113     54,389
    Progress-Werk Oberkirch AG                               549     32,058
    ProSiebenSat.1 Media SE                               14,703    563,267
    Puma SE                                                  102     43,013
*   QIAGEN NV(BYXS699)                                     3,675    122,935
#*  QIAGEN NV(N72482123)                                     507     16,963
    QSC AG                                                19,099     35,621
    R Stahl AG                                               287     10,800
    Rational AG                                              420    295,438
    RIB Software SE                                        2,725     92,226
    RTL Group SA                                           1,234    104,627
*   RWE AG                                                56,558  1,134,332
    S&T AG                                                 4,622    127,117
    SAF-Holland SA                                         5,937    139,331
    Salzgitter AG                                          6,923    418,151
    SAP SE                                                 6,645    751,819
    SAP SE Sponsored ADR                                     555     62,854
*   Schaltbau Holding AG                                     329     11,479
*   SGL Carbon SE                                          3,391     52,823
    SHW AG                                                   730     31,758
    Siemens AG                                            17,292  2,624,996
*   Siltronic AG                                           2,578    427,991
    Sixt Leasing SE                                        2,848     67,520
#   SMA Solar Technology AG                                1,346     73,275
    Softing AG                                               978     11,929
    Software AG                                            3,522    191,164
    Stabilus SA                                            2,777    269,205
    Stroeer SE & Co. KGaA                                  3,406    262,500
    Suedzucker AG                                         11,149    212,472
*   SUESS MicroTec SE                                      1,897     37,803
    Surteco SE                                             1,181     40,404
    Symrise AG                                             8,121    680,556
    TAG Immobilien AG                                     13,925    275,256
    Takkt AG                                               5,238    145,796
*   Talanx AG                                              5,293    234,344
*   Tele Columbus AG                                       4,512     50,618
    Telefonica Deutschland Holding AG                     40,462    204,530
    ThyssenKrupp AG                                       13,762    433,297
    TLG Immobilien AG                                      8,316    234,166
*   Tom Tailor Holding SE                                  6,607     92,879
    Traffic Systems SE                                       623     14,477
    Uniper SE                                             30,245    902,906
    United Internet AG                                     8,726    636,657
    VERBIO Vereinigte BioEnergie AG                        4,576     41,829
    Vonovia SE                                             9,478    467,385
*   Vossloh AG                                             1,041     57,240
    VTG AG                                                 2,032    105,205
    Wacker Chemie AG                                       2,704    542,562
    Wacker Neuson SE                                       4,567    187,121
    Washtec AG                                             1,577    136,491
    Wirecard AG                                            2,826    352,342

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Wuestenrot & Wuerttembergische AG                         4,201 $   125,817
    XING SE                                                     346     121,019
*   Zalando SE                                                  948      55,564
                                                                    -----------
TOTAL GERMANY                                                        62,300,167
                                                                    -----------
HONG KONG -- (2.8%)
*   13 Holdings, Ltd. (The)                                 100,000       4,930
    Aeon Credit Service Asia Co., Ltd.                       22,000      17,515
#   Agritrade Resources, Ltd.                               460,000      57,150
    AIA Group, Ltd.                                         343,400   2,933,151
    Alco Holdings, Ltd.                                      14,000       2,819
#   Allied Properties HK, Ltd.                              240,000      51,147
    Alltronics Holdings, Ltd.                                43,200      14,854
*   Applied Development Holdings, Ltd.                      235,000      22,530
    APT Satellite Holdings, Ltd.                             63,250      29,788
    Asia Financial Holdings, Ltd.                            40,000      24,766
    Asia Satellite Telecommunications Holdings, Ltd.          3,000       2,673
    Asia Standard International Group, Ltd.                 156,000      43,712
#   ASM Pacific Technology, Ltd.                             20,500     279,220
#   Bank of East Asia, Ltd. (The)                            57,277     247,244
*   Beijing Gas Blue Sky Holdings, Ltd.                     408,000      30,768
    BOC Aviation, Ltd.                                       25,800     151,501
    BOC Hong Kong Holdings, Ltd.                            168,000     856,810
    BOE Varitronix, Ltd.                                     38,000      19,915
*   Bonjour Holdings, Ltd.                                  234,000       7,747
    Bright Smart Securities & Commodities Group, Ltd.       132,000      50,469
*   Brightoil Petroleum Holdings, Ltd.                      587,000     112,558
*   Burwill Holdings, Ltd.                                1,332,000      51,779
    Cafe de Coral Holdings, Ltd.                             58,000     153,439
*   Cathay Pacific Airways, Ltd.                            160,000     253,563
    Century City International Holdings, Ltd.               420,000      41,288
    CGN Mining Co., Ltd.                                    245,000      19,381
    Chevalier International Holdings, Ltd.                   12,000      19,782
*   China Best Group Holding, Ltd.                          580,000       7,151
*   China Energy Development Holdings, Ltd.                 412,000       5,189
#*  China LNG Group, Ltd.                                    63,999      12,218
    China Motor Bus Co., Ltd.                                 1,400      17,985
*   China Soft Power Technology Holdings, Ltd.               32,290         598
#*  China Strategic Holdings, Ltd.                        1,480,000      17,379
#   Chinese Estates Holdings, Ltd.                           46,000      77,528
    Chong Hing Bank, Ltd.                                     9,000      19,502
    Chow Sang Sang Holdings International, Ltd.              37,000      89,458
    Chow Tai Fook Jewellery Group, Ltd.                      58,400      65,365
    Chuang's China Investments, Ltd.                        190,000      14,997
    Chuang's Consortium International, Ltd.                 140,000      34,569
    CITIC Telecom International Holdings, Ltd.              277,000      83,372
    CK Asset Holdings, Ltd.                                  31,808     302,672
    CK Hutchison Holdings, Ltd.                             103,808   1,400,212
    CK Infrastructure Holdings, Ltd.                         27,000     240,284
    CK Life Sciences Intl Holdings, Inc.                    244,000      19,170
    CLP Holdings, Ltd.                                       27,000     275,090
    CMBC Capital Holdings, Ltd.                              60,000       4,364

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
HONG KONG -- (Continued)
*   CMMB Vision Holdings, Ltd.                              312,000 $ 12,362
    CNQC International Holdings, Ltd.                        82,500   31,086
    CNT Group, Ltd.                                         128,000    7,981
*   Common Splendor International Health Industry Group,
      Ltd.                                                  146,000   12,716
#   Convenience Retail Asia, Ltd.                            54,000   25,976
#*  Convoy Global Holdings, Ltd.                            576,000   12,297
#   Cowell e Holdings, Inc.                                  78,000   23,573
*   Crocodile Garments                                      111,000   13,061
#   Cross-Harbour Holdings, Ltd. (The)                       33,000   54,068
    CSI Properties, Ltd.                                    830,000   51,741
*   CST Group, Ltd.                                       4,280,000   22,951
    CW Group Holdings, Ltd.                                  37,500    6,702
    Dah Sing Banking Group, Ltd.                             66,528  157,155
    Dah Sing Financial Holdings, Ltd.                        25,720  173,411
    Eagle Nice International Holdings, Ltd.                  44,000   20,459
    Emperor Capital Group, Ltd.                             606,000   50,163
    Emperor Watch & Jewellery, Ltd.                         520,000   25,651
*   ENM Holdings, Ltd.                                      176,000   17,122
*   Esprit Holdings, Ltd.                                   174,900   70,376
*   eSun Holdings, Ltd.                                     118,000   20,010
*   Eternity Investment, Ltd.                               710,000   17,252
#   Fairwood Holdings, Ltd.                                   5,500   22,865
    Far East Consortium International, Ltd.                 212,634  122,904
*   Far East Holdings International, Ltd.                   147,000   17,492
#   FIH Mobile, Ltd.                                        487,000  145,227
    First Pacific Co., Ltd.                                 234,000  166,895
*   First Shanghai Investments, Ltd.                        128,000   17,291
#   Fountain SET Holdings, Ltd.                             164,000   23,058
*   Freeman FinTech Corp., Ltd.                             720,000   91,944
#   Future Bright Holdings, Ltd.                             48,000    4,597
*   G-Resources Group, Ltd.                               3,168,600   38,768
#*  GCL New Energy Holdings, Ltd.                         1,188,000   86,343
    Get Nice Financial Group, Ltd.                          101,500   26,404
    Get Nice Holdings, Ltd.                               1,252,000   46,328
    Giordano International, Ltd.                            258,000  131,926
*   Global Brands Group Holding, Ltd.                       906,000   78,576
*   Good Resources Holdings, Ltd.                           410,000   18,100
    Goodbaby International Holdings, Ltd.                    70,000   43,131
    Great Eagle Holdings, Ltd.                               46,000  241,527
#   Guotai Junan International Holdings, Ltd.               380,000  137,924
#   Haitong International Securities Group, Ltd.            304,356  215,300
    Hang Lung Group, Ltd.                                   109,000  413,732
    Hang Lung Properties, Ltd.                              114,000  300,480
    Hang Seng Bank, Ltd.                                     17,500  415,789
    Hanison Construction Holdings, Ltd.                      26,565    5,253
*   Hao Tian Development Group, Ltd.                        245,000    9,364
    Henderson Land Development Co., Ltd.                     42,570  297,079
#   HK Electric Investments & HK Electric Investments,
      Ltd.                                                   52,500   48,478
    HKBN, Ltd.                                              108,000  135,927
    HKR International, Ltd.                                 107,200   70,548
    HKT Trust & HKT, Ltd.                                   365,000  456,468
    Hon Kwok Land Investment Co., Ltd.                       38,000   24,297
    Hong Kong & China Gas Co., Ltd.                         110,397  218,048

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
HONG KONG -- (Continued)
    Hong Kong Aircraft Engineering Co., Ltd.                  5,200 $ 32,180
#   Hong Kong Exchanges & Clearing, Ltd.                     18,775  708,300
    Hong Kong Ferry Holdings Co., Ltd.                       22,000   25,364
#   Hong Kong International Construction Investment
      Management Group Co., Ltd.                             80,000   22,837
*   Hong Kong Television Network, Ltd.                       59,000   27,903
    Hongkong & Shanghai Hotels, Ltd. (The)                   80,500  123,750
    Hongkong Chinese, Ltd.                                  136,000   23,779
    Hopewell Holdings, Ltd.                                  83,000  336,068
    Hung Hing Printing Group, Ltd.                           86,000   18,673
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.   266,000  108,007
    Hysan Development Co., Ltd.                              36,000  200,859
*   I-CABLE Communications, Ltd.                             63,112    1,756
    IGG, Inc.                                                75,000   83,190
*   Imagi International Holdings, Ltd.                       31,500    2,128
    International Housewares Retail Co., Ltd.                59,000   11,224
    iOne Holdings, Ltd.                                     280,000    6,443
*   IRC, Ltd.                                               310,000    8,388
    IT, Ltd.                                                 56,000   25,911
    ITC Properties Group, Ltd.                               67,200   23,506
    Johnson Electric Holdings, Ltd.                          63,875  260,643
    Karrie International Holdings, Ltd.                     110,000   17,984
    Kerry Logistics Network, Ltd.                            92,500  133,086
    Kerry Properties, Ltd.                                   82,000  392,155
    Kingmaker Footwear Holdings, Ltd.                        42,000   11,366
#   Kingston Financial Group, Ltd.                          414,000  321,251
    Kowloon Development Co., Ltd.                            72,000   77,023
    Kwoon Chung Bus Holdings, Ltd.                           22,000   12,396
    L'Occitane International SA                              65,500  121,180
    Lai Sun Development Co., Ltd.                            42,220   75,524
*   Landing International Development, Ltd.               5,340,000  237,707
    Landsea Green Properties Co., Ltd.                      176,000   22,907
    Li & Fung, Ltd.                                         984,000  501,278
    Lifestyle International Holdings, Ltd.                   89,000  134,149
    Lippo China Resources, Ltd.                             210,000    6,685
    Liu Chong Hing Investment, Ltd.                          38,000   65,122
    Luk Fook Holdings International, Ltd.                    46,000  164,246
    Lung Kee Bermuda Holdings                                24,000   11,577
    Magnificent Hotel Investment, Ltd.                      102,000    3,026
    Man Wah Holdings, Ltd.                                  140,800  149,760
#*  Mason Group Holdings, Ltd.                            2,219,598   35,959
*   Master Glory Group, Ltd.                              3,270,000   43,886
    Microport Scientific Corp.                               20,000   20,984
#*  Midland Holdings, Ltd.                                   64,000   20,403
*   Midland IC&I, Ltd.                                       32,000    1,599
    Ming Fai International Holdings, Ltd.                    64,000    9,988
    Miramar Hotel & Investment                               25,000   53,411
    Modern Dental Group, Ltd.                                72,000   24,004
*   Mongolian Mining Corp.                                  552,000   18,088
    MTR Corp., Ltd.                                          41,561  237,691
    Nameson Holdings, Ltd.                                  102,000   41,522
#*  New Sports Group, Ltd.                                  108,500   10,230
*   New Times Energy Corp., Ltd.                            280,000    7,326

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
HONG KONG -- (Continued)
    New World Development Co., Ltd.                         345,111 $556,306
#*  Newocean Energy Holdings, Ltd.                          156,000   39,351
*   Nine Express, Ltd.                                      288,000   12,686
    NWS Holdings, Ltd.                                      141,354  274,740
#   OP Financial Investments, Ltd.                           40,000   12,949
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                  105,000    8,048
    Orient Overseas International, Ltd.                      31,500  295,986
    Oriental Watch Holdings                                  46,000   11,756
#*  Pacific Basin Shipping, Ltd.                            680,000  157,525
*   Pacific Plywood Holdings, Ltd.                          400,000   19,934
    Pacific Textiles Holdings, Ltd.                         153,000  160,411
    Paliburg Holdings, Ltd.                                  58,000   25,506
    PCCW, Ltd.                                              696,000  400,837
    Perfect Shape Beauty Technology, Ltd.                    88,000   13,380
    Pico Far East Holdings, Ltd.                            136,000   54,392
    Playmates Holdings, Ltd.                                140,000   19,643
    Playmates Toys, Ltd.                                     96,000   15,446
    Polytec Asset Holdings, Ltd.                            160,000   12,736
    Power Assets Holdings, Ltd.                              32,500  288,825
    Prada SpA                                                35,400  145,033
    Public Financial Holdings, Ltd.                          40,000   17,719
*   PYI Corp., Ltd.                                         568,000   12,745
    Regal Hotels International Holdings, Ltd.                40,000   28,624
*   Regent Pacific Group, Ltd.                              410,000   20,150
#   Regina Miracle International Holdings, Ltd.              53,000   47,753
    SA SA International Holdings, Ltd.                      232,749  101,020
    Samsonite International SA                              129,000  557,521
    SAS Dragon Holdings, Ltd.                                64,000   21,607
#   SEA Holdings, Ltd.                                       23,706   48,190
    Shangri-La Asia, Ltd.                                   102,000  258,630
    Shenwan Hongyuan HK, Ltd.                                67,500   24,525
    Shun Ho Property Investments, Ltd.                        1,683      636
    Shun Tak Holdings, Ltd.                                 228,000   98,095
    Singamas Container Holdings, Ltd.                       202,000   40,730
    Sino Land Co., Ltd.                                     200,131  369,106
    SITC International Holdings Co., Ltd.                   232,000  265,425
    Sitoy Group Holdings, Ltd.                               46,000    9,169
    SmarTone Telecommunications Holdings, Ltd.               85,500   99,536
*   SOCAM Development, Ltd.                                  24,000    6,207
#*  Solartech International Holdings, Ltd.                  400,000   34,124
    Soundwill Holdings, Ltd.                                 16,500   32,834
*   South China Financial Holdings, Ltd.                  2,050,000   12,289
    Stella International Holdings, Ltd.                      63,500   91,983
#*  Summit Ascent Holdings, Ltd.                            148,000   16,653
    Sun Hung Kai & Co., Ltd.                                115,000   74,927
    Sun Hung Kai Properties, Ltd.                            44,196  764,098
*   Suncorp Technologies, Ltd.                            2,720,000    7,996
    Swire Pacific, Ltd. Class A                              38,500  384,270
    Swire Pacific, Ltd. Class B                              65,000  111,397
    Swire Properties, Ltd.                                   31,800  111,329
    TAI Cheung Holdings, Ltd.                                41,000   50,785
    Tao Heung Holdings, Ltd.                                 46,000    8,706
    Techtronic Industries Co., Ltd.                          67,500  449,757

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Television Broadcasts, Ltd.                              28,800 $   102,757
    Texwinca Holdings, Ltd.                                 126,000      68,925
    TK Group Holdings, Ltd.                                  28,000      20,720
*   Tom Group, Ltd.                                         124,000      34,613
#   Town Health International Medical Group, Ltd.           212,000      18,700
#   Tradelink Electronic Commerce, Ltd.                     100,000      17,753
    Transport International Holdings, Ltd.                   43,200     134,703
*   Trinity, Ltd.                                            32,000       3,133
*   TSC Group Holdings, Ltd.                                 51,000       6,588
    Tsui Wah Holdings, Ltd.                                  56,000       8,361
#*  United Laboratories International Holdings, Ltd.
      (The)                                                 108,000      94,383
*   Universe International Financial Holdings, Ltd.         130,000      10,492
    Value Partners Group, Ltd.                               33,000      41,932
    Vantage International Holdings, Ltd.                    100,000      12,696
    Vedan International Holdings, Ltd.                      124,000      12,976
*   Victory City International Holdings, Ltd.             1,006,662      23,544
    Vitasoy International Holdings, Ltd.                     98,000     250,576
#   VSTECS Holdings, Ltd.                                   108,000      57,414
    VTech Holdings, Ltd.                                     15,200     209,668
    Wai Kee Holdings, Ltd.                                   34,000      19,032
    Wang On Group, Ltd.                                     880,000      13,286
    WH Group, Ltd.                                          849,500   1,050,324
    Wharf Holdings, Ltd. (The)                               73,000     297,437
*   Wharf Real Estate Investment Co., Ltd.                   38,000     262,558
    Wheelock & Co., Ltd.                                     47,000     367,569
    Win Hanverky Holdings, Ltd.                             108,000      14,502
*   Winfull Group Holdings, Ltd.                            496,000      10,334
    Wing On Co. International, Ltd.                           9,000      33,557
    Wing Tai Properties, Ltd.                                62,000      46,682
    Wonderful Sky Financial Group Holdings, Ltd.             46,000       8,631
    Xinyi Glass Holdings, Ltd.                              338,000     512,113
#   Yeebo International Holdings, Ltd.                       44,000      15,757
    Yue Yuen Industrial Holdings, Ltd.                      100,000     451,926
    Yugang International, Ltd.                              898,000      23,467
                                                                    -----------
TOTAL HONG KONG                                                      29,081,335
                                                                    -----------
IRELAND -- (0.6%)
*   Bank of Ireland Group P.L.C.                            101,545     991,537
    CRH P.L.C.                                                3,476     129,092
#   CRH P.L.C. Sponsored ADR                                 38,306   1,432,261
    Datalex P.L.C.                                            7,778      30,831
*   FBD Holdings P.L.C.                                       2,458      32,767
    Glanbia P.L.C.                                           31,539     539,397
    IFG Group P.L.C.                                          4,791      12,308
*   Independent News & Media P.L.C.                          56,438       7,674
    Irish Continental Group P.L.C.                           17,203     121,987
    Kerry Group P.L.C. Class A                                4,087     435,512
    Kingspan Group P.L.C.                                    31,744   1,464,005

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                             27,523 $  965,887
                                                                  ----------
TOTAL IRELAND                                                      6,163,258
                                                                  ----------
ISRAEL -- (0.7%)
*   ADO Group, Ltd.                                         1,782     35,516
*   Africa Israel Properties, Ltd.                          1,551     38,789
    Africa Israel Residences, Ltd.                            740     15,876
*   Airport City, Ltd.                                      8,606    110,750
*   Allot Communications, Ltd.                                758      3,862
    Alony Hetz Properties & Investments, Ltd.               8,259     86,709
    Alrov Properties and Lodgings, Ltd.                       788     32,470
    Amot Investments, Ltd.                                 13,239     79,122
    Arad, Ltd.                                              1,741     20,155
*   Arko Holdings, Ltd.                                    52,460     30,104
    Ashtrom Group, Ltd.                                     4,557     20,002
    Ashtrom Properties, Ltd.                                2,036     11,647
    Avgol Industries 1953, Ltd.                            10,837     13,335
    Azorim-Investment Development & Construction Co.,
*     Ltd.                                                 10,438     12,940
    Azrieli Group, Ltd.                                       887     48,277
    Bank Hapoalim BM                                       69,294    517,710
    Bank Leumi Le-Israel BM                               156,598    961,222
    Bayside Land Corp.                                        101     50,775
    Bezeq The Israeli Telecommunication Corp., Ltd.        65,094    107,290
    Big Shopping Centers, Ltd.                                376     25,449
    Blue Square Real Estate, Ltd.                             536     22,039
*   Brack Capital Properties NV                               361     42,816
    Castro Model, Ltd.                                        354     11,564
*   Cellcom Israel, Ltd.(B23WQK8)                           8,209     76,439
*   Cellcom Israel, Ltd.(M2196U109)                         3,337     31,034
    Ceragon Networks, Ltd.                                  7,505     15,610
*   Clal Biotechnology Industries, Ltd.                     6,520      6,633
*   Clal Insurance Enterprises Holdings, Ltd.               3,786     73,608
    Danel Adir Yeoshua, Ltd.                                  247     14,576
    Delek Automotive Systems, Ltd.                          4,902     38,067
    Delek Group, Ltd.                                         496     87,196
    Delta-Galil Industries, Ltd.                            1,714     60,636
    Direct Insurance Financial Investments, Ltd.            3,306     43,234
#   El Al Israel Airlines                                  62,551     25,779
    Electra Consumer Products 1970, Ltd.                    1,731     29,948
    Electra, Ltd.                                             289     77,159
*   Energix-Renewable Energies, Ltd.                       10,003      9,824
*   Equital, Ltd.                                             689     19,603
    First International Bank Of Israel, Ltd.                8,337    188,092
    FMS Enterprises Migun, Ltd.                               330     13,042
    Formula Systems 1985, Ltd.                              1,487     64,342
    Fox Wizel, Ltd.                                         1,377     28,190
    Frutarom Industries, Ltd.                               2,640    275,210
*   Gilat Satellite Networks, Ltd.                          2,199     18,239
*   Hadera Paper, Ltd.                                        538     38,047
    Harel Insurance Investments & Financial Services,
      Ltd.                                                 19,526    161,285
    Hilan, Ltd.                                               713     16,580
    IDI Insurance Co., Ltd.                                   548     39,609

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
*   Industrial Buildings Corp., Ltd.                        7,968 $   12,813
    Inrom Construction Industries, Ltd.                     7,714     38,184
    Israel Chemicals, Ltd.                                 32,912    138,532
*   Israel Discount Bank, Ltd. Class A                     87,778    262,576
    Israel Land Development Co., Ltd. (The)                 1,404     16,052
*   Jerusalem Oil Exploration                               1,747    108,293
*   Kenon Holdings, Ltd.                                    2,300     68,713
    Kerur Holdings, Ltd.                                      968     30,257
    Klil Industries, Ltd.                                     104     10,309
    Maabarot Products, Ltd.                                   805     10,331
    Magic Software Enterprises, Ltd.                        1,344     12,084
    Matrix IT, Ltd.                                         3,922     46,543
    Maytronics, Ltd.                                        4,774     26,355
#*  Mazor Robotics, Ltd. Sponsored ADR                        667     43,829
    Mega Or Holdings, Ltd.                                    988     15,485
    Meitav Dash Investments, Ltd.                           3,496     13,078
    Melisron, Ltd.                                          1,228     54,903
    Menora Mivtachim Holdings, Ltd.                         4,264     61,905
    Migdal Insurance & Financial Holding, Ltd.             59,686     71,625
    Mivtach Shamir Holdings, Ltd.                             361      8,035
    Mizrahi Tefahot Bank, Ltd.                             16,115    313,649
    Naphtha Israel Petroleum Corp., Ltd.                    7,929     53,416
    Neto ME Holdings, Ltd.                                    242     22,189
    Nice, Ltd. Sponsored ADR                                1,784    162,522
    Nice, Ltd.                                                653     59,447
*   Nova Measuring Instruments, Ltd.                        2,172     59,078
    Oil Refineries, Ltd.                                  293,480    139,000
    Palram Industries 1990, Ltd.                            1,581     10,076
*   Partner Communications Co., Ltd.                       21,827    123,610
*   Partner Communications Co., Ltd. ADR                    1,321      7,398
    Paz Oil Co., Ltd.                                       1,452    250,121
*   Phoenix Holdings, Ltd. (The)                           11,852     74,356
    Plasson Industries, Ltd.                                  675     38,032
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.      443     25,969
    Scope Metals Group, Ltd.                                1,610     49,586
    Shapir Engineering and Industry, Ltd.                  10,968     44,841
    Shikun & Binui, Ltd.                                   47,285    115,526
    Shufersal, Ltd.                                        14,428    103,868
    Strauss Group, Ltd.                                     4,175     94,115
    Summit Real Estate Holdings, Ltd.                       4,078     38,278
*   Suny Cellular Communication, Ltd.                      24,074     16,125
    Tadiran Holdings, Ltd.                                    495     16,611
*   Tower Semiconductor, Ltd.(2898173)                      1,998     69,410
*   Tower Semiconductor, Ltd.(6320605)                      5,566    193,987
*   Union Bank of Israel                                    2,641     14,936
                                                                  ----------
TOTAL ISRAEL                                                       6,896,449
                                                                  ----------
ITALY -- (3.1%)
    A2A SpA                                               282,974    543,814
    ACEA SpA                                               11,372    219,524
*   Aeffe SpA                                               5,749     16,498
    Amplifon SpA                                            8,565    152,310

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ITALY -- (Continued)
#   Anima Holding SpA                                      40,445 $  339,338
*   Ansaldo STS SpA                                         8,379    126,882
*   Arnoldo Mondadori Editore SpA                          26,239     73,282
    Ascopiave SpA                                           8,110     35,742
#   Assicurazioni Generali SpA                             79,815  1,583,455
#   Astaldi SpA                                             7,476     25,535
#   Atlantia SpA                                           20,349    673,530
    Autogrill SpA                                          15,675    218,267
    Azimut Holding SpA                                     11,630    264,866
*   Banca Carige SpA                                       40,876        437
    Banca Generali SpA                                      5,928    222,046
    Banca IFIS SpA                                          5,584    265,708
    Banca Mediolanum SpA                                   21,248    208,455
*   Banca Monte dei Paschi di Siena SpA                       616      2,893
    Banca Popolare di Sondrio SCPA                         72,023    290,923
#   Banca Profilo SpA                                      37,962     12,011
    Banca Sistema SpA                                       9,819     28,663
#*  Banco BPM SpA                                         269,117  1,024,366
    Banco di Desio e della Brianza SpA                      2,839      8,183
    BasicNet SpA                                            5,935     27,611
    BE                                                     12,564     15,660
    Biesse SpA                                              1,697     95,372
#   BPER Banca                                             86,730    506,185
    Brembo SpA                                             16,490    266,320
    Brunello Cucinelli SpA                                  2,580     86,493
    Buzzi Unicem SpA                                        9,385    275,555
    Cairo Communication SpA                                 6,977     32,237
    Cementir Holding SpA                                    7,248     68,038
    Cerved Information Solutions SpA                       19,583    276,175
    CIR-Compagnie Industriali Riunite SpA                  67,352     97,693
    Credito Emiliano SpA                                    8,920     86,233
#*  Credito Valtellinese SpA                                1,720     22,937
*   d'Amico International Shipping SA                      18,243      5,902
    Danieli & C Officine Meccaniche SpA                     1,892     54,062
#   Datalogic SpA                                           1,853     73,836
    De' Longhi SpA                                          5,242    176,347
    DeA Capital SpA                                        19,387     35,269
    DiaSorin SpA                                            2,271    219,695
    Ei Towers SpA                                           2,903    177,387
    El.En. SpA                                              2,288     84,062
    Emak SpA                                                5,292     10,004
    Enav SpA                                               20,262    106,046
    Enel SpA                                              261,522  1,662,598
    Eni SpA                                               131,586  2,368,839
    Eni SpA Sponsored ADR                                   3,109    112,608
    ERG SpA                                                 9,634    199,653
    Esprinet SpA                                            4,821     26,457
    Falck Renewables SpA                                   33,839     84,971
    Ferrari NV                                              5,231    624,114
    Fiat Chrysler Automobiles NV(N31738102)                31,155    753,016
    Fiat Chrysler Automobiles NV(BRJFWP3)                  95,249  2,302,039
    FinecoBank Banca Fineco SpA                            49,989    621,519
    FNM SpA                                                35,502     32,601

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ITALY -- (Continued)
*   GEDI Gruppo Editoriale SpA                             13,362 $   10,589
#   Geox SpA                                               10,145     34,606
    Gruppo MutuiOnline SpA                                  2,317     44,893
    Hera SpA                                              137,925    504,112
*   IMMSI SpA                                              36,619     34,208
    Industria Macchine Automatiche SpA                      2,082    182,191
    Infrastrutture Wireless Italiane SpA                   13,961    100,896
#*  Intek Group SpA                                        25,413      9,614
    Interpump Group SpA                                     7,570    272,914
    Intesa Sanpaolo SpA                                   501,508  1,970,493
    Iren SpA                                               65,796    212,900
#   Italgas SpA                                            50,192    310,118
    Italmobiliare SpA                                       1,686     51,499
#*  Juventus Football Club SpA                             81,554     82,638
    La Doria SpA                                            1,769     33,756
    Luxottica Group SpA                                     4,181    268,833
#   Maire Tecnimont SpA                                    12,278     63,985
    MARR SpA                                                3,033     83,896
    Massimo Zanetti Beverage Group SpA                      1,730     16,390
#*  Mediaset SpA                                          130,980    521,341
    Mediobanca Banca di Credito Finanziario SpA            63,934    777,557
    Moncler SpA                                            20,129    663,356
#   Nice SpA                                                3,045     13,596
*   Openjobmetis SpA agenzia per il lavoro                    850     14,253
    OVS SpA                                                 8,982     66,532
    Panariagroup Industrie Ceramiche SpA                    2,626     18,485
    Parmalat SpA                                           24,905     96,690
    Piaggio & C SpA                                        32,168     97,197
    Prima Industrie SpA                                       595     27,414
    Prysmian SpA                                           17,739    624,030
    RAI Way SpA                                             9,425     57,892
    Recordati SpA                                           7,525    342,676
#   Reno de Medici SpA                                     51,419     41,222
    Reply SpA                                               1,748    113,554
*   Retelit SpA                                            14,038     31,568
    Sabaf SpA                                               1,265     30,999
    SAES Getters SpA                                          993     31,678
#*  Safilo Group SpA                                        3,432     20,260
#*  Saipem SpA                                            120,919    567,277
    Salini Impregilo SpA                                   35,532    143,050
#   Salvatore Ferragamo SpA                                 5,986    168,623
    Saras SpA                                             126,193    275,677
    Servizi Italia SpA                                      2,903     22,847
    Sesa SpA                                                1,124     37,412
    Snam SpA                                               76,616    372,680
    Societa Cattolica di Assicurazioni SC                  25,197    313,490
    Societa Iniziative Autostradali e Servizi SpA          13,562    255,393
*   Sogefi SpA                                              7,836     39,161
    SOL SpA                                                 4,287     54,851
    Tamburi Investment Partners SpA                         2,892     22,122
    Technogym SpA                                           2,298     25,169
#   Tenaris SA                                             19,381    338,540
    Terna Rete Elettrica Nazionale SpA                     90,773    546,836

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
ITALY -- (Continued)
#*  Tiscali SpA                                           259,219 $    11,772
#   Tod's SpA                                               1,485     111,900
#*  Trevi Finanziaria Industriale SpA                       7,195       4,015
*   UniCredit SpA                                          72,962   1,608,641
    Unione di Banche Italiane SpA                         179,766     931,787
    Unipol Gruppo SpA                                      69,769     384,873
*   Yoox Net-A-Porter Group SpA                             2,448     114,982
    Zignago Vetro SpA                                       1,654      16,694
                                                                  -----------
TOTAL ITALY                                                        32,170,885
                                                                  -----------
JAPAN -- (22.9%)
    77 Bank, Ltd. (The)                                    12,200     320,199
    A&A Material Corp.                                      1,500      19,137
    A&D Co., Ltd.                                           4,500      33,008
    ABC-Mart, Inc.                                          1,400      91,100
    Abist Co., Ltd.                                           400      18,611
*   Access Co., Ltd.                                        2,500      25,853
    Achilles Corp.                                          2,100      44,672
*   Acom Co., Ltd.                                          3,200      14,001
    Adastria Co., Ltd.                                      5,080     108,538
    ADEKA Corp.                                            14,200     252,137
#   Adtec Plasma Technology Co., Ltd.                       1,000      19,449
    Advan Co., Ltd.                                         2,000      19,843
    Advanex, Inc.                                             500      18,196
    Advantest Corp.                                         2,200      47,017
    Adventure, Inc.                                           100      13,554
    Aeon Co., Ltd.                                         51,566     880,338
    Aeon Delight Co., Ltd.                                  3,300     120,659
    Aeon Fantasy Co., Ltd.                                  1,100      55,372
    AEON Financial Service Co., Ltd.                       10,100     252,682
    Aeon Hokkaido Corp.                                     2,900      22,373
    Aeon Mall Co., Ltd.                                     7,300     160,857
#   Aeria, Inc.                                             1,700      31,954
    Agro-Kanesho Co., Ltd.                                  1,400      29,836
    Ahresty Corp.                                           2,700      22,887
    Ai Holdings Corp.                                       3,100      82,945
    Aica Kogyo Co., Ltd.                                    4,300     166,658
    Aichi Bank, Ltd. (The)                                  1,300      66,472
    Aichi Corp.                                             5,100      37,523
    Aichi Steel Corp.                                       1,700      69,963
    Aichi Tokei Denki Co., Ltd.                               500      20,428
    Aida Engineering, Ltd.                                  4,700      66,296
    Ain Holdings, Inc.                                      3,900     238,750
    Aiphone Co., Ltd.                                       2,000      36,552
    Air Water, Inc.                                        27,500     590,117
    Airport Facilities Co., Ltd.                            6,100      37,175
    Aisan Industry Co., Ltd.                                5,300      63,978
    Aisan Technology Co., Ltd.                                500      16,088
    Aisin Seiki Co., Ltd.                                  13,618     797,083
    Aizawa Securities Co., Ltd.                             5,100      35,577
    Ajinomoto Co., Inc.                                    33,500     637,233
#   Ajis Co., Ltd.                                          1,100      31,048

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
#*  Akatsuki, Inc.                                           400 $   24,401
#*  Akebono Brake Industry Co., Ltd.                      19,100     56,318
    Akita Bank, Ltd. (The)                                 3,100     87,798
    Albis Co., Ltd.                                          800     27,118
#   Alconix Corp.                                          3,600     83,188
    Alfresa Holdings Corp.                                10,000    243,399
    Alinco, Inc.                                           2,600     30,372
    Alpen Co., Ltd.                                        3,400     78,699
    Alpha Corp.                                              700     14,072
    Alpha Systems, Inc.                                    1,500     34,755
    Alpine Electronics, Inc.                               8,100    183,749
    Alps Electric Co., Ltd.                               11,100    320,763
    Alps Logistics Co., Ltd.                               1,800     16,349
    Altech Corp.                                           1,200     24,352
    Amada Holdings Co., Ltd.                              16,200    240,968
    Amano Corp.                                            9,200    250,034
    Amiyaki Tei Co., Ltd.                                    600     28,976
    Amuse, Inc.                                            2,300     70,968
    ANA Holdings, Inc.                                     1,700     69,352
    Anest Iwata Corp.                                      3,400     39,751
    Anicom Holdings, Inc.                                  1,200     37,239
    Anritsu Corp.                                          7,900    101,725
    AOI Electronic Co., Ltd.                                 900     47,190
    AOI TYO Holdings, Inc.                                 2,466     31,493
    AOKI Holdings, Inc.                                    7,000    106,156
    Aomori Bank, Ltd. (The)                                3,500    115,677
    Aoyama Trading Co., Ltd.                               7,900    311,103
    Aoyama Zaisan Networks Co., Ltd.                         700     10,763
    Aozora Bank, Ltd.                                      6,700    272,136
    Apaman Co., Ltd.                                       1,500     12,046
    Arakawa Chemical Industries, Ltd.                      3,000     61,516
    Arata Corp.                                            1,400     72,521
    Araya Industrial Co., Ltd.                               800     20,376
    Arcland Sakamoto Co., Ltd.                             4,700     81,090
    Arcland Service Holdings Co., Ltd.                       800     18,133
    Arcs Co., Ltd.                                         4,900    113,825
#   Ardepro Co., Ltd.                                     18,900     14,617
    Arealink Co., Ltd.                                       800     17,600
    Argo Graphics, Inc.                                    1,000     34,096
    Ariake Japan Co., Ltd.                                   400     34,763
    Arisawa Manufacturing Co., Ltd.                        5,500     58,283
#*  Arrk Corp.                                            12,600     15,754
    Artnature, Inc.                                        3,000     21,403
    ArtSpark Holdings, Inc.                                1,700     22,676
    As One Corp.                                             600     38,678
    Asahi Broadcasting Corp.                               1,500     12,261
#   Asahi Co., Ltd.                                        3,500     44,757
    Asahi Diamond Industrial Co., Ltd.                     9,700    119,825
    Asahi Glass Co., Ltd.                                 24,600  1,083,271
    Asahi Holdings, Inc.                                   2,600     51,620
    Asahi Intecc Co., Ltd.                                 6,400    245,869
    Asahi Kasei Corp.                                     79,000  1,036,479
    Asahi Kogyosha Co., Ltd.                               1,076     33,119

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Asahi Net, Inc.                                        2,800 $ 13,735
    Asahi Yukizai Corp.                                    2,200   41,081
    Asanuma Corp.                                         11,000   39,365
    Ashimori Industry Co., Ltd.                            1,100   29,130
    Asia Pile Holdings Corp.                               6,300   41,131
    Asics Corp.                                           19,600  323,606
#   ASKUL Corp.                                            2,300   76,891
    Asti Corp.                                               600   27,001
#   Asukanet Co., Ltd.                                     1,300   19,227
    Asunaro Aoki Construction Co., Ltd.                    2,200   20,048
    Ateam, Inc.                                              900   22,639
    Atsugi Co., Ltd.                                       2,600   29,808
    Autobacs Seven Co., Ltd.                               5,800  116,114
    Avex, Inc.                                             6,600   98,589
    Awa Bank, Ltd. (The)                                  31,000  197,674
    Axell Corp.                                            1,700   13,582
    Axial Retailing, Inc.                                  2,100   86,056
    Azbil Corp.                                            6,700  312,272
    Bandai Namco Holdings, Inc.                            8,200  268,349
    Bando Chemical Industries, Ltd.                        6,000   71,172
    Bank of Iwate, Ltd. (The)                              2,600  106,390
    Bank of Kochi, Ltd. (The)                              1,900   23,961
    Bank of Kyoto, Ltd. (The)                              6,399  360,543
    Bank of Nagoya, Ltd. (The)                             2,499   96,340
    Bank of Okinawa, Ltd. (The)                            3,180  128,340
    Bank of Saga, Ltd. (The)                               2,300   53,606
    Bank of the Ryukyus, Ltd.                              3,900   60,875
    Bank of Toyama, Ltd. (The)                               400   14,958
    Belc Co., Ltd.                                         2,000  115,291
    Bell System24 Holdings, Inc.                           5,700   82,229
    Belluna Co., Ltd.                                      4,800   59,090
    Benefit One, Inc.                                      3,400   85,910
    Benesse Holdings, Inc.                                 4,700  177,098
*   Bengo4.com, Inc.                                         700   10,943
    Bic Camera, Inc.                                      15,400  237,603
    BML, Inc.                                              4,100  110,586
    Bookoff Corp.                                          3,100   23,649
    Bourbon Corp.                                          2,500   74,332
    BP Castrol K.K.                                          700   13,251
    Broadband Tower, Inc.                                  6,500   11,939
    Broadleaf Co., Ltd.                                    5,200   53,358
    BRONCO BILLY Co., Ltd.                                   700   22,490
    Bunka Shutter Co., Ltd.                                9,300   85,888
    C Uyemura & Co., Ltd.                                    600   47,245
    CAC Holdings Corp.                                     3,200   31,407
    Calbee, Inc.                                           4,900  173,126
    Can Do Co., Ltd.                                       2,200   35,485
    Canon Electronics, Inc.                                1,700   44,288
    Canon Marketing Japan, Inc.                            5,800  159,728
    Canon, Inc.                                           23,700  945,629
    Capcom Co., Ltd.                                       7,100  271,604
#   Carlit Holdings Co., Ltd.                              2,700   31,595
#   Casio Computer Co., Ltd.                              21,800  331,967

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Cawachi, Ltd.                                          3,200 $ 77,948
    Central Automotive Products, Ltd.                      1,900   30,480
    Central Glass Co., Ltd.                                4,400   98,483
    Central Japan Railway Co.                              1,800  341,929
    Central Security Patrols Co., Ltd.                       700   16,954
    Central Sports Co., Ltd.                               1,400   53,195
    Chiba Bank, Ltd. (The)                                46,000  400,462
    Chiba Kogyo Bank, Ltd. (The)                           7,600   37,534
#   Chilled & Frozen Logistics Holdings Co., Ltd.          2,300   34,016
    Chino Corp.                                            1,400   21,695
    Chiyoda Co., Ltd.                                      2,200   54,593
#   Chiyoda Corp.                                         21,400  203,566
    Chiyoda Integre Co., Ltd.                              2,200   52,727
#   Chofu Seisakusho Co., Ltd.                             3,400   79,442
    Chori Co., Ltd.                                        1,600   28,802
    Chubu Electric Power Co., Inc.                        15,800  199,111
    Chubu Shiryo Co., Ltd.                                 4,100   88,378
    Chudenko Corp.                                         5,000  145,100
    Chuetsu Pulp & Paper Co., Ltd.                         1,800   33,107
    Chugai Pharmaceutical Co., Ltd.                          700   36,997
    Chugai Ro Co., Ltd.                                    1,400   34,809
    Chugoku Bank, Ltd. (The)                              17,800  234,630
    Chugoku Electric Power Co., Inc. (The)                18,400  203,832
    Chugoku Marine Paints, Ltd.                           10,000   87,205
    Chukyo Bank, Ltd. (The)                                2,000   42,560
    Chuo Spring Co., Ltd.                                    400   13,577
    CI Takiron Corp.                                       6,000   43,240
    Ci:z Holdings Co., Ltd.                                3,400  181,349
    Citizen Watch Co., Ltd.                               45,600  350,361
    CK-San-Etsu Co., Ltd.                                    400   17,219
    CKD Corp.                                              4,900  133,029
    Cleanup Corp.                                          2,800   22,340
    CMIC Holdings Co., Ltd.                                1,800   34,451
    CMK Corp.                                              6,200   60,938
    Coca-Cola Bottlers Japan Holdings, Inc.                6,556  232,236
    Cocokara fine, Inc.                                    1,900  113,805
#   COLOPL, Inc.                                          10,700   93,691
    Computer Engineering & Consulting, Ltd.                1,300   38,014
    Computer Institute of Japan, Ltd.                      2,100   13,736
    COMSYS Holdings Corp.                                 11,100  310,455
    Comture Corp.                                            900   29,519
    Concordia Financial Group, Ltd.                       78,532  478,866
    CONEXIO Corp.                                          4,000   88,906
*   COOKPAD, Inc.                                          3,700   21,656
    Corona Corp.                                           3,800   48,082
    Cosel Co., Ltd.                                          700   11,843
    Cosmo Energy Holdings Co., Ltd.                       12,600  496,081
    Cosmos Initia Co., Ltd.                                2,100   18,135
    Cosmos Pharmaceutical Corp.                              700  125,170
    CRE, Inc.                                              1,200   18,165
    Create Medic Co., Ltd.                                 1,400   16,340
#   Create Restaurants Holdings, Inc.                      4,300   47,677
    Create SD Holdings Co., Ltd.                           3,000   73,007

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Credit Saison Co., Ltd.                                18,400 $336,172
#   Creek & River Co., Ltd.                                 1,300   13,038
    Cresco, Ltd.                                              400   16,021
#   CROOZ, Inc.                                             1,100   26,876
    CTI Engineering Co., Ltd.                               1,300   14,432
#   CTS Co., Ltd.                                           4,000   32,284
    Cube System, Inc.                                       2,300   17,603
    CyberAgent, Inc.                                        6,400  278,309
#*  CYBERDYNE, Inc.                                         1,700   29,464
*   Cyberstep, Inc.                                           900   31,986
    Cybozu, Inc.                                            3,300   17,746
    D.A. Consortium Holdings, Inc.                          5,400  118,983
    Dai Nippon Printing Co., Ltd.                          16,700  373,436
    Dai Nippon Toryo Co., Ltd.                              4,200   67,115
    Dai-Dan Co., Ltd.                                       2,500   61,491
    Dai-ichi Life Holdings, Inc.                           37,500  790,784
    Dai-ichi Seiko Co., Ltd.                                1,300   36,679
    Daibiru Corp.                                           8,000  101,157
    Daicel Corp.                                           45,100  548,419
    Daido Kogyo Co., Ltd.                                   2,100   35,424
    Daido Metal Co., Ltd.                                   7,000   73,342
    Daido Steel Co., Ltd.                                   5,900  348,996
    Daidoh, Ltd.                                            4,900   20,930
    Daifuku Co., Ltd.                                       6,100  410,717
    Daihatsu Diesel Manufacturing Co., Ltd.                 2,000   14,892
    Daihen Corp.                                           15,000  143,293
    Daiho Corp.                                            15,000   78,625
    Daiichi Jitsugyo Co., Ltd.                              1,800   54,857
    Daiichi Kensetsu Corp.                                    900   15,029
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                  3,400   45,957
    Daiichikosho Co., Ltd.                                  4,400  240,347
    Daiken Corp.                                            2,400   62,999
#   Daiken Medical Co., Ltd.                                2,300   16,695
    Daiki Aluminium Industry Co., Ltd.                      4,000   32,778
    Daikokutenbussan Co., Ltd.                              1,500   69,793
    Daikyo, Inc.                                            5,400  114,468
    Daikyonishikawa Corp.                                   7,800  127,426
#   Dainichi Co., Ltd.                                      2,000   15,633
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                  2,300  113,032
#   Daio Paper Corp.                                       14,200  194,282
    Daiohs Corp.                                            1,500   19,318
    Daisan Bank, Ltd. (The)                                 2,500   39,406
    Daiseki Co., Ltd.                                       2,900   87,044
    Daishi Bank, Ltd. (The)                                 4,000  189,872
    Daishinku Corp.                                         1,900   29,407
    Daisue Construction Co., Ltd.                           1,600   16,525
    Daito Bank, Ltd. (The)                                  1,100   15,910
    Daito Pharmaceutical Co., Ltd.                          2,100   70,510
    Daito Trust Construction Co., Ltd.                      2,200  385,581
    Daitron Co., Ltd.                                       1,200   26,260
    Daiwa House Industry Co., Ltd.                         15,500  613,933
    Daiwa Industries, Ltd.                                  5,500   66,022
    Daiwa Securities Group, Inc.                          100,000  719,853

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Daiwabo Holdings Co., Ltd.                             3,300 $147,110
    Daiyu Lic Holdings Co., Ltd.                           1,500   20,100
#   DCM Holdings Co., Ltd.                                17,500  173,422
    DD Holdings Co., Ltd.                                    300   11,264
    Dear Life Co., Ltd.                                    1,900   11,689
    Dena Co., Ltd.                                        10,900  236,736
    Denka Co., Ltd.                                       14,400  575,547
    Denki Kogyo Co., Ltd.                                  2,000   56,782
    Densan System Co., Ltd.                                1,800   33,997
    Denso Corp.                                           12,300  773,249
    Dentsu, Inc.                                          13,700  614,711
    Denyo Co., Ltd.                                        3,400   57,347
    Descente, Ltd.                                         5,200   94,784
    Dexerials Corp.                                        7,500  104,605
    DIC Corp.                                             15,200  601,488
    Digital Arts, Inc.                                       800   29,765
    Dip Corp.                                              3,200  102,165
    Disco Corp.                                            1,300  306,588
    DKS Co., Ltd.                                          9,000   73,567
    DMG Mori Co., Ltd.                                    20,700  473,994
    Don Quijote Holdings Co., Ltd.                         3,500  193,921
    Doshisha Co., Ltd.                                     2,200   51,710
    Doutor Nichires Holdings Co., Ltd.                     3,600   85,521
    Dowa Holdings Co., Ltd.                                9,100  379,298
*   Drecom Co., Ltd.                                       1,200   13,830
    DSB Co., Ltd.                                          2,000   13,484
    DTS Corp.                                              3,500  128,061
    Duskin Co., Ltd.                                       6,600  171,474
    Dvx, Inc.                                              1,700   21,065
    DyDo Group Holdings, Inc.                              1,800  103,008
#   Dynic Corp.                                            1,100   11,500
    E-Guardian, Inc.                                       1,200   30,195
    Eagle Industry Co., Ltd.                               5,200  103,253
#   Earth Chemical Co., Ltd.                               1,900   99,229
    Ebara Corp.                                           10,800  443,323
    Ebara Foods Industry, Inc.                               800   15,722
    Ebara Jitsugyo Co., Ltd.                               1,200   20,965
#   Eco's Co., Ltd.                                        2,100   24,593
#   EDION Corp.                                           11,900  152,223
    EF-ON, Inc.                                            3,200   38,726
    eGuarantee, Inc.                                         900   32,325
    Ehime Bank, Ltd. (The)                                 5,400   68,054
    Eidai Co., Ltd.                                        3,000   15,870
    Eighteenth Bank, Ltd. (The)                           19,000   51,904
    Eiken Chemical Co., Ltd.                               1,500   66,553
    Eizo Corp.                                             3,100  146,014
    Elecom Co., Ltd.                                       1,500   35,827
    Electric Power Development Co., Ltd.                   4,200  119,724
    Elematec Corp.                                         1,400   34,276
    EM Systems Co., Ltd.                                   1,300   29,012
    en-japan, Inc.                                         2,600  139,260
    Endo Lighting Corp.                                    1,300   16,258
#*  Eneres Co., Ltd.                                       2,700   15,284

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#*  Enigmo, Inc.                                           1,100 $ 12,422
    Enomoto Co., Ltd.                                        600   10,818
    Enplas Corp.                                             600   22,623
*   Enshu, Ltd.                                           13,000   24,398
    EPS Holdings, Inc.                                     6,100  148,264
    eRex Co., Ltd.                                         5,300   52,438
#   ES-Con Japan, Ltd.                                     8,200   54,848
    ESCRIT, Inc.                                           2,500   24,837
#*  Escrow Agent Japan Co., Ltd.                           5,500   25,237
    ESPEC Corp.                                            2,400   67,447
#   Evolable Asia Corp.                                    1,200   26,549
    Excel Co., Ltd.                                        1,300   31,963
    Exedy Corp.                                            5,200  182,544
    Ezaki Glico Co., Ltd.                                  2,700  137,780
    F-Tech, Inc.                                           2,700   41,287
    F@N Communications, Inc.                               4,000   32,466
    Faith, Inc.                                            1,900   23,013
    Falco Holdings Co., Ltd.                               1,000   16,153
    FamilyMart UNY Holdings Co., Ltd.                      6,200  416,979
    FANUC Corp.                                            1,000  271,418
    Fast Retailing Co., Ltd.                                 800  358,067
    FCC Co., Ltd.                                          5,700  153,286
    Feed One Co., Ltd.                                    17,600   41,361
    Fenwal Controls of Japan, Ltd.                         1,200   19,001
    Ferrotec Holdings Corp.                                7,200  188,909
*   FFRI, Inc.                                               300   11,503
    FIDEA Holdings Co., Ltd.                              32,900   60,528
    Financial Products Group Co., Ltd.                     7,800  119,219
#   FINDEX, Inc.                                           1,800   13,255
    First Bank of Toyama, Ltd. (The)                       5,300   24,874
    First Juken Co., Ltd.                                  1,100   17,832
#   Fixstars Corp.                                           500   29,444
    FJ Next Co., Ltd.                                      2,400   21,128
#*  Flight Holdings, Inc.                                  2,300   17,473
    Foster Electric Co., Ltd.                              2,600   77,006
    FP Corp.                                               4,300  227,176
    France Bed Holdings Co., Ltd.                          3,300   31,509
*   FreakOut Holdings, Inc.                                  900   22,899
#   Freebit Co., Ltd.                                      2,300   22,793
#   Freund Corp.                                           3,000   32,596
    Fudo Tetra Corp.                                      36,900   63,011
    Fuji Co., Ltd.                                         2,900   61,267
    Fuji Corp.                                             1,800   42,530
    Fuji Corp., Ltd.                                       3,900   30,774
    Fuji Die Co., Ltd.                                     1,600   16,969
    Fuji Electric Co., Ltd.                               67,000  553,161
#   Fuji Kyuko Co., Ltd.                                   1,999   59,256
    Fuji Machine Manufacturing Co., Ltd.                   7,500  158,693
    Fuji Media Holdings, Inc.                              5,400   88,722
    Fuji Oil Co., Ltd.                                     8,000   41,814
    Fuji Oil Holdings, Inc.                                9,900  302,095
    Fuji Seal International, Inc.                          7,000  243,513
    Fuji Soft, Inc.                                        3,300  113,632

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Fujibo Holdings, Inc.                                   1,600 $ 59,579
    Fujicco Co., Ltd.                                       2,000   42,998
    Fujikura Kasei Co., Ltd.                                5,000   32,034
#   Fujikura Rubber, Ltd.                                   4,800   40,344
    Fujikura, Ltd.                                         48,500  476,853
    Fujimi, Inc.                                            1,800   43,116
    Fujimori Kogyo Co., Ltd.                                2,600   93,473
    Fujio Food System Co., Ltd.                               700   13,021
#   Fujisash Co., Ltd.                                     13,200   12,342
#   Fujita Kanko, Inc.                                      1,600   50,412
    Fujitec Co., Ltd.                                       6,600   91,077
    Fujitsu Frontech, Ltd.                                  1,500   25,623
#   Fujitsu General, Ltd.                                  12,700  251,389
    Fujitsu, Ltd.                                         131,000  967,252
    Fujiya Co., Ltd.                                        1,000   23,379
    FuKoKu Co., Ltd.                                        1,300   13,091
    Fukuda Corp.                                            1,200   72,223
    Fukuda Denshi Co., Ltd.                                   300   22,792
    Fukui Bank, Ltd. (The)                                  4,300  104,756
#   Fukui Computer Holdings, Inc.                             700   19,833
    Fukuoka Financial Group, Inc.                          60,000  349,130
    Fukushima Bank, Ltd. (The)                              3,800   30,751
    Fukushima Industries Corp.                              1,900   85,509
    Fukuyama Transporting Co., Ltd.                         4,500  173,772
    FULLCAST Holdings Co., Ltd.                             2,200   51,951
#   Fumakilla, Ltd.                                         1,499   33,524
#   Funai Electric Co., Ltd.                                3,500   26,628
    Funai Soken Holdings, Inc.                              2,880   68,484
#   Furukawa Battery Co., Ltd. (The)                        4,000   41,207
    Furukawa Electric Co., Ltd.                            12,100  665,145
    Furuno Electric Co., Ltd.                               4,600   34,668
    Furusato Industries, Ltd.                               2,200   37,095
#   Furyu Corp.                                             3,200   32,739
#   Fuso Chemical Co., Ltd.                                 3,100   89,273
    Fuso Pharmaceutical Industries, Ltd.                    1,000   26,003
    Futaba Corp.                                            5,300  118,165
    Futaba Industrial Co., Ltd.                            11,600  111,390
    Future Corp.                                            3,700   40,057
    Fuyo General Lease Co., Ltd.                            3,100  228,009
    G-7 Holdings, Inc.                                      1,200   27,117
    G-Tekt Corp.                                            2,800   57,160
    Gakken Holdings Co., Ltd.                                 800   45,832
    Gakkyusha Co., Ltd.                                     1,500   23,027
    GCA Corp.                                               2,700   28,252
    Gecoss Corp.                                            2,500   28,506
    Genki Sushi Co., Ltd.                                     500   15,378
#*  Genky DrugStores Co., Ltd.                                800   27,118
    Geo Holdings Corp.                                      6,600  134,392
    Geostr Corp.                                            2,900   21,158
    Gfoot Co., Ltd.                                         2,000   14,530
    Giken, Ltd.                                             1,700   47,613
    GL Sciences, Inc.                                       1,400   28,052
#   GLOBERIDE, Inc.                                         1,800   42,606

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Glory, Ltd.                                            6,500 $254,668
#   GMO Cloud K.K.                                           600   12,741
#   GMO Financial Holdings, Inc.                           1,900   12,418
#   GMO internet, Inc.                                     7,300  133,743
    GMO Payment Gateway, Inc.                              1,000   87,989
    Godo Steel, Ltd.                                       1,200   24,690
    Gokurakuyu Holdings Co., Ltd.                          1,800   12,030
    Goldcrest Co., Ltd.                                    3,300   73,173
#   Goldwin, Inc.                                            200   20,662
    Grandy House Corp.                                     3,100   16,191
    Gree, Inc.                                             6,600   42,924
    GS Yuasa Corp.                                        63,000  339,529
#   GSI Creos Corp.                                        1,500   22,111
    Gun-Ei Chemical Industry Co., Ltd.                       800   28,979
    GungHo Online Entertainment, Inc.                     25,500   73,531
    Gunma Bank, Ltd. (The)                                40,100  242,666
    Gunze, Ltd.                                            2,900  180,121
#   Gurunavi, Inc.                                         2,200   27,518
    H-One Co., Ltd.                                        3,000   43,496
    H2O Retailing Corp.                                   12,260  248,655
    HABA Laboratories, Inc.                                  500   26,647
    Hachijuni Bank, Ltd. (The)                            42,300  251,523
    Hagihara Industries, Inc.                              2,000   37,163
    Hagiwara Electric Co., Ltd.                              500   17,054
    Hakudo Co., Ltd.                                       1,100   25,512
    Hakuhodo DY Holdings, Inc.                            14,100  212,300
    Hakuto Co., Ltd.                                       2,400   43,230
    Hakuyosha Co., Ltd.                                      400   14,962
    Halows Co., Ltd.                                       1,000   23,279
    Hamakyorex Co., Ltd.                                   2,700   93,346
    Hamamatsu Photonics K.K.                               2,400   89,053
    Handsman Co., Ltd.                                       800   11,619
#   Haneda Zenith Holdings Co., Ltd.                       5,300   21,071
    Hankyu Hanshin Holdings, Inc.                         13,800  557,543
    Hanwa Co., Ltd.                                        5,500  268,331
    Happinet Corp.                                         2,300   42,203
    Harada Industry Co., Ltd.                              3,000   33,537
    Hard Off Corp. Co., Ltd.                               1,400   15,153
    Harima Chemicals Group, Inc.                           1,800   14,678
#   Harmonic Drive Systems, Inc.                           1,800  123,962
    Haruyama Holdings, Inc.                                2,200   22,071
    Haseko Corp.                                          32,200  503,547
    Hazama Ando Corp.                                     32,900  270,695
    Hearts United Group Co., Ltd.                          1,600   27,729
    Heiwa Real Estate Co., Ltd.                            5,800  114,374
    Heiwado Co., Ltd.                                      5,600  122,641
    Helios Techno Holdings Co., Ltd.                       2,400   25,073
    HI-LEX Corp.                                           4,200  107,623
#   Hibino Corp.                                             900   16,032
    Hibiya Engineering, Ltd.                               3,200   66,501
    Hiday Hidaka Corp.                                     1,901   60,262
    Hikari Tsushin, Inc.                                     500   72,878
    Hioki EE Corp.                                         1,200   38,801

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Hirakawa Hewtech Corp.                                  3,000 $   38,305
#   Hiramatsu, Inc.                                         9,300     49,578
    Hirano Tecseed Co., Ltd.                                1,800     51,122
#   Hirata Corp.                                              800     88,383
    Hirose Electric Co., Ltd.                                 500     75,284
    Hiroshima Bank, Ltd. (The)                             23,300    195,833
    Hiroshima Gas Co., Ltd.                                 3,800     13,096
    HIS Co., Ltd.                                           5,900    213,731
    Hisaka Works, Ltd.                                      3,500     36,517
    Hitachi Kokusai Electric, Inc.                          3,200     91,359
    Hitachi Zosen Corp.                                    28,900    156,998
    Hochiki Corp.                                           2,800     62,316
#   Hodogaya Chemical Co., Ltd.                               800     44,014
    Hogy Medical Co., Ltd.                                  1,100     83,427
    Hokkaido Coca-Cola Bottling Co., Ltd.                   2,000     13,837
    Hokkaido Electric Power Co., Inc.                      19,200    125,232
    Hokkaido Gas Co., Ltd.                                 10,000     27,301
    Hokkan Holdings, Ltd.                                   9,000     35,276
    Hokko Chemical Industry Co., Ltd.                       6,000     43,853
    Hokkoku Bank, Ltd. (The)                                4,200    177,597
    Hokuetsu Bank, Ltd. (The)                               3,200     73,625
    Hokuetsu Industries Co., Ltd.                           3,600     39,671
    Hokuetsu Kishu Paper Co., Ltd.                         21,700    142,591
    Hokuhoku Financial Group, Inc.                         17,000    255,689
    Hokuriku Electric Industry Co., Ltd.                    1,000     17,359
#   Hokuriku Electric Power Co.                            18,800    153,846
    Hokuriku Electrical Construction Co., Ltd.              1,700     17,455
    Hokuto Corp.                                            3,500     64,715
    Honda Motor Co., Ltd.                                 100,600  3,547,735
    Honda Tsushin Kogyo Co., Ltd.                           2,200     26,351
    Honeys Holdings Co., Ltd.                               2,150     22,308
    Honshu Chemical Industry Co., Ltd.                      1,000     13,346
#   Hoosiers Holdings                                       5,200     37,130
    Horiba, Ltd.                                            4,100    264,479
    Hoshizaki Corp.                                         1,600    151,793
    Hosiden Corp.                                           5,000     83,191
    Hosokawa Micron Corp.                                   1,000     72,960
#   Hotland Co., Ltd.                                         900     11,589
    House Foods Group, Inc.                                 5,900    205,581
#   Howa Machinery, Ltd.                                    5,500     76,732
    Hoya Corp.                                              6,200    318,451
    Hulic Co., Ltd.                                         6,900     87,723
    Hyakugo Bank, Ltd. (The)                               32,800    165,839
    Hyakujushi Bank, Ltd. (The)                            36,000    126,760
    I K K, Inc.                                             2,100     15,424
    I-Net Corp.                                             2,130     32,635
    I-O Data Device, Inc.                                   1,100     11,373
#   Ibiden Co., Ltd.                                       19,100    297,738
    IBJ Leasing Co., Ltd.                                   5,100    134,105
    IBJ, Inc.                                               2,700     25,609
    Ichibanya Co., Ltd.                                     1,100     45,207
#   Ichigo, Inc.                                           19,100     79,256
    Ichiken Co., Ltd.                                       1,200     26,640

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Ichikoh Industries, Ltd.                               9,000 $ 84,499
    Ichinen Holdings Co., Ltd.                             3,500   57,015
    Ichiyoshi Securities Co., Ltd.                         4,900   63,457
    Icom, Inc.                                             2,100   49,834
    Idec Corp.                                             2,000   58,536
    Idemitsu Kosan Co., Ltd.                              18,800  705,725
    IDOM, Inc.                                            11,600   81,128
#*  IGNIS, Ltd.                                            1,200   18,371
    Ihara Science Corp.                                    1,100   25,285
    IHI Corp.                                             16,500  554,215
    Iida Group Holdings Co., Ltd.                         12,740  252,830
    Iino Kaiun Kaisha, Ltd.                               18,800  107,225
    IJT Technology Holdings Co., Ltd.                      3,900   37,781
    Imagica Robot Holdings, Inc.                           3,000   35,869
    Imasen Electric Industrial                             3,600   43,253
    Imperial Hotel, Ltd.                                   1,000   21,810
    Inaba Denki Sangyo Co., Ltd.                           2,400  113,249
    Inaba Seisakusho Co., Ltd.                             1,700   21,362
    Inabata & Co., Ltd.                                    7,200  109,439
    Inageya Co., Ltd.                                      2,400   40,391
    Ines Corp.                                             3,800   40,034
    Infocom Corp.                                          2,400   53,351
#   Infomart Corp.                                         9,400   66,561
    Information Development Co.                            1,700   21,767
    Information Services International-Dentsu, Ltd.        1,900   47,490
#   Innotech Corp.                                         2,300   22,541
    Inpex Corp.                                           42,700  556,873
    Intage Holdings, Inc.                                  6,500   83,134
    Internet Initiative Japan, Inc.                        5,300  115,352
    Inui Global Logistics Co., Ltd.                        5,000   37,465
    Investors Cloud Co., Ltd.                              3,000   46,714
    Iriso Electronics Co., Ltd.                            2,800  177,683
    Ise Chemical Corp.                                     2,000   12,496
    Iseki & Co., Ltd.                                      2,900   75,519
    Isetan Mitsukoshi Holdings, Ltd.                      28,000  336,376
*   Ishihara Sangyo Kaisha, Ltd.                           5,900  111,864
    Ishizuka Glass Co., Ltd.                               1,000   26,430
    Istyle, Inc.                                           2,400   24,238
#*  ITbook Co., Ltd.                                       3,900   22,183
    Itfor, Inc.                                            3,700   29,947
#   Ito En, Ltd.                                           4,500  186,297
    ITOCHU Corp.                                          28,300  556,850
    Itochu Enex Co., Ltd.                                  6,700   62,763
    Itochu Techno-Solutions Corp.                          4,800  211,540
    Itoham Yonekyu Holdings, Inc.                         17,700  162,621
    Itoki Corp.                                            9,400   66,085
*   Itokuro, Inc.                                            500   32,518
#   Ivy Cosmetics Corp.                                      400   19,463
    IwaiCosmo Holdings, Inc.                               3,800   52,826
#   Iwaki & Co., Ltd.                                      6,000   26,703
    Iwasaki Electric Co., Ltd.                             1,100   16,834
    Iwatani Corp.                                          7,500  259,491
    Iwatsu Electric Co., Ltd.                              2,900   22,424

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Iyo Bank, Ltd. (The)                                  28,300 $233,657
    Izumi Co., Ltd.                                        2,700  171,537
    J Front Retailing Co., Ltd.                           23,800  437,452
#   J Trust Co., Ltd.                                      8,200   56,562
    J-Oil Mills, Inc.                                      2,000   71,902
    JAC Recruitment Co., Ltd.                              1,500   31,578
    Jaccs Co., Ltd.                                        4,800  123,805
    Jafco Co., Ltd.                                        6,300  358,551
    Jalux, Inc.                                            1,500   41,574
#   Jamco Corp.                                            2,300   58,861
    Janome Sewing Machine Co., Ltd.                        2,499   18,959
    Japan Airlines Co., Ltd.                               7,200  272,070
    Japan Airport Terminal Co., Ltd.                       2,400   93,239
    Japan Asia Group, Ltd.                                 3,700   17,096
*   Japan Asia Investment Co., Ltd.                        2,700   10,017
#*  Japan Asset Marketing Co., Ltd.                       19,000   23,167
    Japan Aviation Electronics Industry, Ltd.             10,000  168,111
#*  Japan Display, Inc.                                   63,600  138,397
*   Japan Drilling Co., Ltd.                               1,500   44,065
    Japan Exchange Group, Inc.                            18,200  328,650
    Japan Foundation Engineering Co., Ltd.                 6,500   24,205
#   Japan Investment Adviser Co., Ltd.                     1,300   44,552
    Japan Lifeline Co., Ltd.                               5,600  141,931
    Japan Material Co., Ltd.                               1,400   55,063
    Japan Meat Co., Ltd.                                   1,300   22,379
    Japan Medical Dynamic Marketing, Inc.                  3,500   29,225
    Japan Oil Transportation Co., Ltd.                       700   22,503
    Japan Petroleum Exploration Co., Ltd.                  3,700  102,322
#   Japan Property Management Center Co., Ltd.             1,700   27,380
    Japan Pulp & Paper Co., Ltd.                           1,900   73,938
    Japan Securities Finance Co., Ltd.                    16,300   97,662
    Japan Steel Works, Ltd. (The)                          9,700  304,202
    Japan Transcity Corp.                                  4,000   17,427
    Japan Wool Textile Co., Ltd. (The)                     8,700   93,884
    Jastec Co., Ltd.                                       1,400   16,863
    JBCC Holdings, Inc.                                    1,700   18,620
    JCU Corp.                                              1,300   62,609
    Jeol, Ltd.                                             8,000   48,150
    JFE Holdings, Inc.                                    28,100  668,062
#   JGC Corp.                                              9,600  208,641
#*  JIG-SAW, Inc.                                            300   15,208
    Jimoto Holdings, Inc.                                 24,800   43,089
    JINS, Inc.                                             1,600   73,212
    JK Holdings Co., Ltd.                                  3,200   27,300
    JMS Co., Ltd.                                          5,000   28,804
    Joban Kosan Co., Ltd.                                  1,200   20,353
    Joshin Denki Co., Ltd.                                 3,000   97,188
    Joyful Honda Co., Ltd.                                 2,400   80,085
#   JP-Holdings, Inc.                                      7,900   23,410
    JSP Corp.                                              2,200   73,409
    JSR Corp.                                             16,900  401,714
    JTEKT Corp.                                           25,900  465,057
    Juki Corp.                                             6,400  122,076

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Juroku Bank, Ltd. (The)                                 5,100 $  148,778
    Justsystems Corp.                                       1,200     23,240
    JVC Kenwood Corp.                                      22,100     85,647
    JXTG Holdings, Inc.                                   207,850  1,383,782
    K&O Energy Group, Inc.                                  2,600     42,210
    K's Holdings Corp.                                     13,000    363,124
    kabu.com Securities Co., Ltd.                          21,700     78,024
*   Kadokawa Dwango                                         9,685    122,188
    Kaga Electronics Co., Ltd.                              2,300     63,411
    Kagome Co., Ltd.                                        2,600     97,111
    Kajima Corp.                                           54,000    536,117
#   Kakaku.com, Inc.                                        9,900    173,939
    Kakiyasu Honten Co., Ltd.                               1,100     34,185
    Kameda Seika Co., Ltd.                                  2,100    101,843
    Kamei Corp.                                             3,900     63,655
    Kamigumi Co., Ltd.                                     12,700    279,521
    Kanaden Corp.                                           4,800     65,656
    Kanagawa Chuo Kotsu Co., Ltd.                           1,000     33,851
    Kanamoto Co., Ltd.                                      5,600    173,184
    Kandenko Co., Ltd.                                     15,900    175,527
    Kaneka Corp.                                           39,000    363,033
    Kaneko Seeds Co., Ltd.                                    900     13,504
    Kanematsu Corp.                                        13,800    188,825
    Kanematsu Electronics, Ltd.                             1,600     47,362
    Kansai Electric Power Co., Inc. (The)                  17,500    218,062
    Kansai Paint Co., Ltd.                                  7,500    185,512
    Kansai Super Market, Ltd.                               1,300     14,336
#   Kansai Urban Banking Corp.                              4,900     63,796
    Kanto Denka Kogyo Co., Ltd.                             9,700    114,504
    Kao Corp.                                               7,800    542,011
    Kasai Kogyo Co., Ltd.                                   4,900     78,923
    Katakura & Co-op Agri Corp.                             1,800     23,016
#   Katakura Industries Co., Ltd.                           3,700     48,047
    Kato Works Co., Ltd.                                    1,200     38,052
    KAWADA TECHNOLOGIES, Inc.                                 700     39,377
#   Kawagishi Bridge Works Co., Ltd.                        3,000     33,446
    Kawai Musical Instruments Manufacturing Co., Ltd.       1,100     34,144
    Kawasaki Heavy Industries, Ltd.                        14,300    592,130
#*  Kawasaki Kisen Kaisha, Ltd.                            15,100    401,589
    Kawasumi Laboratories, Inc.                             3,000     24,455
    KDDI Corp.                                             49,200  1,248,612
    KeePer Technical Laboratory Co., Ltd.                     900     12,386
    Keihan Holdings Co., Ltd.                              13,900    440,654
    Keihanshin Building Co., Ltd.                           6,900     57,086
    Keihin Co., Ltd.                                          900     14,232
    Keihin Corp.                                            7,300    152,193
    Keikyu Corp.                                            6,200    122,537
    Keio Corp.                                              2,600    123,802
    Keisei Electric Railway Co., Ltd.                       5,000    169,794
    Keiyo Bank, Ltd. (The)                                 38,000    182,703
    Keiyo Co., Ltd.                                         6,600     40,792
    Kenko Mayonnaise Co., Ltd.                              2,600     95,277
    Kewpie Corp.                                           15,600    446,320

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Key Coffee, Inc.                                       1,600 $ 31,233
    Keyence Corp.                                          1,000  611,107
#   KFC Holdings Japan, Ltd.                               2,700   49,678
*   KI Holdings Co., Ltd.                                  6,000   31,071
    Ki-Star Real Estate Co., Ltd.                          1,300   36,533
    Kikkoman Corp.                                         3,000  124,560
    Kimoto Co., Ltd.                                       4,300   16,356
    Kimura Chemical Plants Co., Ltd.                       5,400   28,851
    Kimura Unity Co., Ltd.                                 1,200   12,823
    Kinden Corp.                                          15,100  252,720
    King Jim Co., Ltd.                                     2,500   22,928
#*  Kinki Sharyo Co., Ltd. (The)                             500   14,157
*   Kintetsu Department Store Co., Ltd.                      600   21,700
    Kintetsu Group Holdings Co., Ltd.                      4,400  174,213
    Kintetsu World Express, Inc.                           6,400  141,206
#   Kirindo Holdings Co., Ltd.                             1,900   33,637
    Kissei Pharmaceutical Co., Ltd.                        5,100  144,048
    Kita-Nippon Bank, Ltd. (The)                           1,200   34,196
    Kitagawa Iron Works Co., Ltd.                          1,800   51,369
    Kitano Construction Corp.                              7,000   26,857
    Kito Corp.                                             4,300   72,978
    Kitz Corp.                                            10,900   94,332
    Kiyo Bank, Ltd. (The)                                 11,000  183,735
#   KLab, Inc.                                             3,600   62,387
*   KNT-CT Holdings Co., Ltd.                              1,300   20,970
    Koa Corp.                                              2,600   63,261
    Koatsu Gas Kogyo Co., Ltd.                             5,000   42,238
    Kobayashi Pharmaceutical Co., Ltd.                     1,400   92,732
#   Kobe Bussan Co., Ltd.                                  1,100   45,530
*   Kobe Electric Railway Co., Ltd.                          700   25,528
#*  Kobe Steel, Ltd.                                      41,500  432,117
    Kobelco Eco-Solutions Co., Ltd.                        1,200   22,462
    Kohnan Shoji Co., Ltd.                                 1,000   25,194
    Kohsoku Corp.                                          1,700   21,062
    Koito Manufacturing Co., Ltd.                          4,000  282,552
*   Kojima Co., Ltd.                                       4,600   15,478
    Kokuyo Co., Ltd.                                       8,200  152,414
    KOMAIHALTEC, Inc.                                        500   12,433
    Komatsu Seiren Co., Ltd.                               5,300   43,862
    Komatsu Wall Industry Co., Ltd.                        1,400   31,897
    KOMEDA Holdings Co., Ltd.                              2,100   40,352
    Komehyo Co., Ltd.                                      1,100   19,783
    Komeri Co., Ltd.                                       4,900  141,327
    Komori Corp.                                           8,500  113,081
    Konaka Co., Ltd.                                       5,700   32,928
    Konami Holdings Corp.                                  2,700  155,584
    Kondotec, Inc.                                         3,600   35,015
    Konica Minolta, Inc.                                  56,700  567,578
    Konishi Co., Ltd.                                      3,200   58,425
    Konoike Transport Co., Ltd.                            5,000   91,233
#   Konoshima Chemical Co., Ltd.                             700    7,775
*   Kosaido Co., Ltd.                                      2,900   12,980
    Kose Corp.                                             1,100  189,969

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Kosei Securities Co., Ltd. (The)                       1,000 $ 14,159
    Koshidaka Holdings Co., Ltd.                           1,000   55,485
    Kotobuki Spirits Co., Ltd.                             2,000  121,974
    Krosaki Harima Corp.                                   1,100   46,569
#   KRS Corp.                                              1,500   38,541
    KU Holdings Co., Ltd.                                  3,800   40,838
    Kubota Corp.                                          20,100  410,794
    Kumagai Gumi Co., Ltd.                                 7,300  206,546
    Kumiai Chemical Industry Co., Ltd.                    15,810  102,421
    Kura Corp.                                             1,000   60,687
    Kurabo Industries, Ltd.                               31,000  100,530
    Kuraray Co., Ltd.                                     32,100  602,943
    Kureha Corp.                                           2,700  194,509
    Kurimoto, Ltd.                                         1,300   29,791
    Kurita Water Industries, Ltd.                         11,700  384,093
    Kuriyama Holdings Corp.                                1,000   24,755
    Kusuri no Aoki Holdings Co., Ltd.                      1,600   83,904
    KYB Corp.                                              3,300  215,212
    Kyocera Corp.                                          5,500  367,156
#   Kyoden Co., Ltd.                                       2,600   11,520
    Kyodo Printing Co., Ltd.                               1,600   50,797
#   Kyoei Steel, Ltd.                                      3,800   69,302
#   Kyokuto Boeki Kaisha, Ltd.                            10,000   46,023
    Kyokuto Kaihatsu Kogyo Co., Ltd.                       5,500   96,288
    Kyokuto Securities Co., Ltd.                           3,800   58,348
#   Kyokuyo Co., Ltd.                                      1,700   64,537
    KYORIN Holdings, Inc.                                  7,600  143,738
    Kyoritsu Maintenance Co., Ltd.                         5,180  213,677
    Kyoritsu Printing Co., Ltd.                            3,900   13,621
    Kyosan Electric Manufacturing Co., Ltd.                6,000   42,706
    Kyowa Electronics Instruments Co., Ltd.                5,000   21,018
    Kyowa Exeo Corp.                                       9,800  254,417
    Kyowa Hakko Kirin Co., Ltd.                           11,300  220,447
    Kyowa Leather Cloth Co., Ltd.                          1,700   15,380
    Kyudenko Corp.                                         6,000  275,614
    Kyushu Electric Power Co., Inc.                       12,100  133,021
    Kyushu Financial Group, Inc.                          30,950  185,959
    LAC Co., Ltd.                                          1,100   17,578
#   Lacto Japan Co., Ltd.                                    600   23,438
#*  Laox Co., Ltd.                                         4,600   26,247
    Lasertec Corp.                                         5,800  207,756
#   Lawson, Inc.                                           2,600  176,320
#   LEC, Inc.                                              2,700   76,693
    Leopalace21 Corp.                                     48,000  398,760
    Life Corp.                                             2,700   69,578
    LIFULL Co., Ltd.                                       6,400   54,579
#   Linical Co., Ltd.                                      1,100   16,097
    Link And Motivation, Inc.                              4,700   40,887
    Lintec Corp.                                           5,700  163,306
    Lion Corp.                                             7,200  135,099
    LIXIL Group Corp.                                     22,800  642,472
    Lonseal Corp.                                            800   18,181
#   Look Holdings, Inc.                                   13,000   45,727

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
#*  M&A Capital Partners Co., Ltd.                            500 $ 39,152
    M3, Inc.                                                6,600  241,942
    Mabuchi Motor Co., Ltd.                                 4,000  238,011
    Macnica Fuji Electronics Holdings, Inc.                 3,250   90,124
    Maeda Corp.                                            16,000  219,914
    Maeda Kosen Co., Ltd.                                   3,300   61,929
    Maeda Road Construction Co., Ltd.                       8,000  178,582
    Maezawa Kasei Industries Co., Ltd.                      2,300   25,603
    Maezawa Kyuso Industries Co., Ltd.                      1,400   24,900
    Makino Milling Machine Co., Ltd.                       16,000  180,846
    Mamezou Holdings Co., Ltd.                              2,000   24,369
    Mamiya-Op Co., Ltd.                                     1,100   13,417
    Mandom Corp.                                            2,000   71,428
    Mani, Inc.                                              1,200   42,461
    Marubeni Corp.                                        102,700  772,402
    Marubun Corp.                                           3,300   35,108
    Marudai Food Co., Ltd.                                 15,000   68,477
    Marufuji Sheet Piling Co., Ltd.                           400   12,908
    Maruha Nichiro Corp.                                    8,900  262,716
    Marui Group Co., Ltd.                                  22,700  414,919
    Maruichi Steel Tube, Ltd.                               5,900  177,573
    Maruka Machinery Co., Ltd.                                900   20,833
    Marusan Securities Co., Ltd.                            4,700   45,984
    Maruwa Co., Ltd.                                        1,000   89,563
#   Maruwa Unyu Kikan Co., Ltd.                             1,400   51,349
    Maruyama Manufacturing Co., Inc.                          600   11,184
*   Maruzen CHI Holdings Co., Ltd.                          3,900   12,257
    Maruzen Co., Ltd.                                       1,000   24,271
    Maruzen Showa Unyu Co., Ltd.                           11,000   51,326
#   Marvelous, Inc.                                         3,500   31,626
    Matsuda Sangyo Co., Ltd.                                2,300   41,165
    Matsui Construction Co., Ltd.                           3,000   25,375
    Matsui Securities Co., Ltd.                             7,400   70,541
    Matsumotokiyoshi Holdings Co., Ltd.                     6,600  271,173
    Matsuya Foods Co., Ltd.                                 2,000   72,529
    Max Co., Ltd.                                           4,900   68,437
    Maxell Holdings, Ltd.                                   6,100  140,928
    Maxvalu Nishinihon Co., Ltd.                              900   16,286
    Maxvalu Tokai Co., Ltd.                                 1,100   27,786
    Mazda Motor Corp.                                      58,400  822,605
    McDonald's Holdings Co. Japan, Ltd.                     1,500   67,543
    MCJ Co., Ltd.                                           6,900   78,342
    Mebuki Financial Group, Inc.                           64,350  293,784
    MEC Co., Ltd.                                           2,200   46,067
#   Media Do Holdings Co., Ltd.                             1,000   20,720
#*  Medical Data Vision Co., Ltd.                           1,200   25,187
    Medical System Network Co., Ltd.                        4,300   23,396
    Medipal Holdings Corp.                                  8,800  171,778
    Medius Holdings Co., Ltd.                                 500   12,635
#   Megachips Corp.                                         3,700  140,672
    Megmilk Snow Brand Co., Ltd.                           10,000  288,817
    Meidensha Corp.                                        33,000  138,129
    Meiji Electric Industries Co., Ltd.                     1,500   28,978

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    MEIJI Holdings Co., Ltd.                                1,600 $  134,194
    Meiji Shipping Co., Ltd.                                2,700     11,325
    Meiko Electronics Co., Ltd.                             4,600     86,770
    Meiko Network Japan Co., Ltd.                           3,500     42,545
    Meisei Industrial Co., Ltd.                             8,000     57,682
    Meitec Corp.                                            3,000    165,054
    Meito Sangyo Co., Ltd.                                  1,100     15,897
    Meiwa Corp.                                             3,500     16,174
    Meiwa Estate Co., Ltd.                                  4,900     39,920
    Melco Holdings, Inc.                                    2,100     72,781
    Menicon Co., Ltd.                                       4,200    126,721
    Mesco, Inc.                                               600      8,782
    METAWATER Co., Ltd.                                       900     24,737
#   Michinoku Bank, Ltd. (The)                              2,899     48,817
    Micronics Japan Co., Ltd.                                 800      8,990
    Mie Bank, Ltd. (The)                                    1,700     37,713
    Mie Kotsu Group Holdings, Inc.                         12,100     53,524
    Mikuni Corp.                                            2,800     20,087
    Milbon Co., Ltd.                                        2,480     82,399
    Mimaki Engineering Co., Ltd.                            2,400     25,987
    Mimasu Semiconductor Industry Co., Ltd.                 2,400     49,886
#   Minato Bank, Ltd. (The)                                 2,600     49,362
    Minebea Mitsumi, Inc.                                  35,490    807,734
    Ministop Co., Ltd.                                      2,500     52,366
    Miraca Holdings, Inc.                                   7,900    360,850
    Miraial Co., Ltd.                                       1,700     35,025
    Mirait Holdings Corp.                                   9,500    140,801
    Miroku Jyoho Service Co., Ltd.                          1,200     36,776
    Misawa Homes Co., Ltd.                                  3,600     31,639
    MISUMI Group, Inc.                                      7,600    230,100
    Mitani Corp.                                            2,000     96,578
    Mitani Sekisan Co., Ltd.                                1,000     23,341
    Mito Securities Co., Ltd.                              11,600     47,079
    Mitsuba Corp.                                           5,200     73,629
    Mitsubishi Corp.                                       52,300  1,465,726
    Mitsubishi Electric Corp.                              70,100  1,290,130
    Mitsubishi Estate Co., Ltd.                            37,100    713,609
    Mitsubishi Gas Chemical Co., Inc.                      15,500    439,360
    Mitsubishi Heavy Industries, Ltd.                      26,500    999,976
    Mitsubishi Kakoki Kaisha, Ltd.                          1,100     23,355
    Mitsubishi Logisnext Co., Ltd.                          6,200     59,402
    Mitsubishi Logistics Corp.                              7,000    183,978
    Mitsubishi Materials Corp.                             15,000    558,409
*   Mitsubishi Paper Mills, Ltd.                            6,500     42,538
    Mitsubishi Pencil Co., Ltd.                             3,200     71,388
#   Mitsubishi Research Institute, Inc.                       900     30,545
    Mitsubishi Steel Manufacturing Co., Ltd.                2,900     74,906
    Mitsubishi UFJ Financial Group, Inc.                  407,600  3,082,013
    Mitsubishi UFJ Lease & Finance Co., Ltd.               62,800    407,012
    Mitsuboshi Belting, Ltd.                                7,000     93,663
    Mitsui Chemicals, Inc.                                 20,800    655,822
    Mitsui Engineering & Shipbuilding Co., Ltd.            12,800    228,329
    Mitsui Fudosan Co., Ltd.                               14,700    387,137

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
#   Mitsui High-Tec, Inc.                                   3,800 $   73,753
    Mitsui Home Co., Ltd.                                   5,000     32,839
    Mitsui Matsushima Co., Ltd.                             1,100     15,449
    Mitsui Mining & Smelting Co., Ltd.                     10,700    600,939
    Mitsui OSK Lines, Ltd.                                 16,000    576,386
    Mitsui Sugar Co., Ltd.                                  1,800     76,706
*   Mitsui-Soko Holdings Co., Ltd.                         16,000     54,169
    Mitsuuroko Group Holdings Co., Ltd.                     5,100     37,642
    Mixi, Inc.                                              6,000    264,937
    Miyaji Engineering Group, Inc.                          1,500     39,074
    Miyazaki Bank, Ltd. (The)                               2,800     90,768
    Miyoshi Oil & Fat Co., Ltd.                               700      9,400
    Mizuho Financial Group, Inc.                          844,999  1,601,908
    Mizuno Corp.                                            3,200     93,217
#   Mobile Factory, Inc.                                    1,400     18,232
    Modec, Inc.                                             3,100     86,129
    Molitec Steel Co., Ltd.                                 2,000     19,347
    Monex Group, Inc.                                      32,100    119,349
#   Money Partners Group Co., Ltd.                          1,900      7,499
    Monogatari Corp. (The)                                    600     57,685
#   MonotaRO Co., Ltd.                                      4,200    132,840
    MORESCO Corp.                                           1,700     33,407
    Morinaga & Co., Ltd.                                    3,000    155,923
    Morinaga Milk Industry Co., Ltd.                        7,200    339,760
    Morita Holdings Corp.                                   3,700     67,814
    Morito Co., Ltd.                                        3,500     31,963
    Morozoff, Ltd.                                            300     19,878
#*  Morpho, Inc.                                              500     21,577
    Mory Industries, Inc.                                     700     27,001
    MrMax Holdings, Ltd.                                    3,800     28,108
    MS&AD Insurance Group Holdings, Inc.                   18,100    618,278
    MTI, Ltd.                                               5,800     34,029
    Mugen Estate Co., Ltd.                                  2,600     28,506
    Murakami Corp.                                          1,000     31,717
    Murata Manufacturing Co., Ltd.                          4,400    650,686
    Musashi Seimitsu Industry Co., Ltd.                     3,900    124,738
    Musashino Bank, Ltd. (The)                              4,800    169,352
    Mutoh Holdings Co., Ltd.                                  200      4,562
#*  Mynet, Inc.                                               900     14,748
#   N Field Co., Ltd.                                       1,600     22,384
    Nabtesco Corp.                                         11,200    532,546
#   NAC Co., Ltd.                                           1,500     14,226
#   Nachi-Fujikoshi Corp.                                  30,000    210,330
    Nafco Co., Ltd.                                         1,700     31,279
#   Nagano Bank, Ltd. (The)                                 1,800     32,096
    Nagano Keiki Co., Ltd.                                  2,200     26,513
    Nagase & Co., Ltd.                                     17,100    311,889
    Nagatanien Holdings Co., Ltd.                           3,000     41,289
    Nagawa Co., Ltd.                                          900     38,253
    Nagoya Railroad Co., Ltd.                               8,300    219,103
    Nakabayashi Co., Ltd.                                   2,500     16,196
    Nakamuraya Co., Ltd.                                      200      8,963
    Nakanishi, Inc.                                         1,300     70,817

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Nakano Corp.                                           2,100 $ 13,008
    Nakayama Steel Works, Ltd.                             3,000   20,512
    Nakayamafuku Co., Ltd.                                 1,900   13,522
    Namura Shipbuilding Co., Ltd.                          7,600   51,752
    Nankai Electric Railway Co., Ltd.                      7,300  190,256
    Nanto Bank, Ltd. (The)                                 5,100  145,434
    Natori Co., Ltd.                                         800   14,823
    NDS Co., Ltd.                                            900   33,979
    NEC Capital Solutions, Ltd.                            1,200   24,905
    NEC Corp.                                             25,500  770,993
    NEC Networks & System Integration Corp.                2,700   72,350
    NET One Systems Co., Ltd.                              5,800   87,846
    Neturen Co., Ltd.                                      5,200   56,465
*   New Japan Chemical Co., Ltd.                           5,200   13,616
#*  New Japan Radio Co., Ltd.                              2,000   16,934
*   Nexon Co., Ltd.                                        3,700  123,622
#   Nextage Co., Ltd.                                      2,600   25,425
    Nexyz Group Corp.                                      1,100   19,903
    NGK Insulators, Ltd.                                  24,900  509,444
    NGK Spark Plug Co., Ltd.                              14,600  386,617
    NH Foods, Ltd.                                        12,000  289,054
    NHK Spring Co., Ltd.                                  43,000  479,260
    Nicca Chemical Co., Ltd.                               1,900   21,284
    Nice Holdings, Inc.                                    1,400   19,645
    Nichia Steel Works, Ltd.                               6,500   22,566
    Nichias Corp.                                         20,000  272,521
    Nichiban Co., Ltd.                                     1,500   42,118
    Nichicon Corp.                                         8,700  117,254
    Nichiden Corp.                                         2,000   40,628
    Nichiha Corp.                                          4,800  193,380
    NichiiGakkan Co., Ltd.                                 6,800   87,686
    Nichirei Corp.                                        14,900  399,983
    Nichireki Co., Ltd.                                    4,300   51,734
    Nichirin Co., Ltd.                                     2,210   60,258
    Nidec Corp.                                            3,000  482,831
    Nidec Corp. Sponsored ADR                                776   31,327
    Nifco, Inc.                                            4,400  308,709
    Nihon Chouzai Co., Ltd.                                1,200   37,913
    Nihon Dempa Kogyo Co., Ltd.                            3,900   28,274
    Nihon Dengi Co., Ltd.                                    600   16,664
#   Nihon Eslead Corp.                                     1,200   26,027
    Nihon Flush Co., Ltd.                                    800   20,449
    Nihon House Holdings Co., Ltd.                         9,000   57,547
#   Nihon Kagaku Sangyo Co., Ltd.                          1,800   28,224
    Nihon Kohden Corp.                                     4,000   94,402
    Nihon M&A Center, Inc.                                 3,000  179,007
    Nihon Nohyaku Co., Ltd.                                9,800   57,644
    Nihon Parkerizing Co., Ltd.                           10,900  189,452
    Nihon Plast Co., Ltd.                                  2,600   26,128
    Nihon Tokushu Toryo Co., Ltd.                          1,400   29,478
    Nihon Trim Co., Ltd.                                     700   40,056
    Nihon Unisys, Ltd.                                    14,700  309,827
    Nihon Yamamura Glass Co., Ltd.                        16,000   27,469

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Nikkiso Co., Ltd.                                       8,400 $ 99,636
    Nikko Co., Ltd.                                         1,000   23,195
    Nikkon Holdings Co., Ltd.                               9,000  245,389
    Nikon Corp.                                            16,900  329,576
    Nintendo Co., Ltd.                                        300  135,874
    Nippi, Inc.                                               400   17,480
    Nippo Corp.                                             7,000  160,981
    Nippon Air Conditioning Services Co., Ltd.              3,800   27,494
    Nippon Aqua Co., Ltd.                                   4,900   23,620
    Nippon Beet Sugar Manufacturing Co., Ltd.               2,000   49,551
    Nippon Carbide Industries Co., Inc.                       900   17,148
    Nippon Carbon Co., Ltd.                                   600   28,843
    Nippon Chemi-Con Corp.                                  2,600   88,241
    Nippon Chemical Industrial Co., Ltd.                    1,799   44,467
    Nippon Chemiphar Co., Ltd.                                500   21,535
    Nippon Coke & Engineering Co., Ltd.                    19,000   22,699
    Nippon Commercial Development Co., Ltd.                 1,700   28,315
    Nippon Concept Corp.                                    1,000   13,274
    Nippon Concrete Industries Co., Ltd.                    8,800   39,306
#   Nippon Denko Co., Ltd.                                 19,900   93,589
    Nippon Densetsu Kogyo Co., Ltd.                         5,600  123,260
    Nippon Electric Glass Co., Ltd.                         8,600  355,587
    Nippon Express Co., Ltd.                                7,000  504,427
#   Nippon Filcon Co., Ltd.                                 1,500    9,804
    Nippon Fine Chemical Co., Ltd.                          1,500   18,231
    Nippon Flour Mills Co., Ltd.                            8,400  130,296
    Nippon Gas Co., Ltd.                                    6,400  270,269
    Nippon Hume Corp.                                       4,000   30,343
    Nippon Kanzai Co., Ltd.                                   700   13,029
    Nippon Kinzoku Co., Ltd.                                  900   24,579
#   Nippon Kodoshi Corp.                                    1,600   49,483
    Nippon Koei Co., Ltd.                                   1,800   59,512
    Nippon Koshuha Steel Co., Ltd.                          2,000   17,874
    Nippon Light Metal Holdings Co., Ltd.                 120,700  356,055
#   Nippon Paint Holdings Co., Ltd.                         7,700  276,770
    Nippon Paper Industries Co., Ltd.                      16,300  310,334
    Nippon Parking Development Co., Ltd.                   20,100   35,539
    Nippon Pillar Packing Co., Ltd.                         2,900   50,697
    Nippon Piston Ring Co., Ltd.                            1,500   31,076
    Nippon Road Co., Ltd. (The)                             1,100   60,787
    Nippon Seiki Co., Ltd.                                  8,000  165,779
    Nippon Seisen Co., Ltd.                                 1,000   49,923
*   Nippon Sharyo, Ltd.                                     5,000   14,785
*   Nippon Sheet Glass Co., Ltd.                           15,700  142,225
    Nippon Shinyaku Co., Ltd.                               1,600  109,734
    Nippon Shokubai Co., Ltd.                               3,000  213,634
    Nippon Signal Co., Ltd.                                 8,700   91,665
    Nippon Soda Co., Ltd.                                  19,000  130,885
    Nippon Steel & Sumikin Bussan Corp.                     2,600  159,664
    Nippon Steel & Sumitomo Metal Corp.                    32,140  820,282
    Nippon Suisan Kaisha, Ltd.                             62,100  331,534
    Nippon Systemware Co., Ltd.                             1,400   33,184
    Nippon Telegraph & Telephone Corp.                      9,100  435,751

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Thompson Co., Ltd.                              10,800 $   84,960
    Nippon Valqua Industries, Ltd.                          2,900     88,156
    Nippon View Hotel Co., Ltd.                             1,000     14,336
#*  Nippon Yakin Kogyo Co., Ltd.                            8,600     24,498
*   Nippon Yusen K.K.                                      21,600    543,009
    Nishi-Nippon Financial Holdings, Inc.                  23,100    303,397
    Nishi-Nippon Railroad Co., Ltd.                         6,800    190,096
    Nishikawa Rubber Co., Ltd.                                400      9,135
    Nishimatsu Construction Co., Ltd.                       8,400    238,808
    Nishimatsuya Chain Co., Ltd.                            6,000     70,654
    Nishio Rent All Co., Ltd.                               3,400    110,174
    Nissan Shatai Co., Ltd.                                13,300    140,472
    Nissan Tokyo Sales Holdings Co., Ltd.                   4,900     18,004
    Nissei ASB Machine Co., Ltd.                            1,500     98,845
    Nissei Build Kogyo Co., Ltd.                            7,000     88,447
    Nissei Plastic Industrial Co., Ltd.                     2,700     45,426
#   Nissha Co., Ltd.                                        1,900     49,514
    Nisshin Fudosan Co.                                     6,400     54,772
    Nisshin Oillio Group, Ltd. (The)                        4,600    138,853
    Nisshin Seifun Group, Inc.                             10,840    217,910
    Nisshin Steel Co., Ltd.                                 8,100    136,568
    Nisshinbo Holdings, Inc.                               23,612    336,756
    Nissin Corp.                                            2,400     64,015
    Nissin Electric Co., Ltd.                               9,100    101,439
    Nissin Foods Holdings Co., Ltd.                           800     59,357
    Nissin Kogyo Co., Ltd.                                  6,700    126,461
    Nissin Sugar Co., Ltd.                                  2,000     40,205
    Nissui Pharmaceutical Co., Ltd.                         1,400     18,292
    Nitori Holdings Co., Ltd.                               1,300    207,420
    Nitta Corp.                                             2,000     84,615
#   Nitta Gelatin, Inc.                                     3,200     24,548
    Nittan Valve Co., Ltd.                                  4,000     15,538
    Nittetsu Mining Co., Ltd.                               1,100     79,238
    Nitto Boseki Co., Ltd.                                  3,300     99,295
    Nitto Denko Corp.                                       1,900    174,572
#   Nitto FC Co., Ltd.                                      3,400     24,959
    Nitto Kogyo Corp.                                       4,400     75,587
    Nitto Kohki Co., Ltd.                                   1,300     35,940
    Nitto Seiko Co., Ltd.                                   4,900     29,108
    Nittoc Construction Co., Ltd.                           6,700     43,180
    Nittoku Engineering Co., Ltd.                           2,700    130,641
    NJS Co., Ltd.                                           1,500     21,912
    Noda Corp.                                              2,000     26,481
    Noevir Holdings Co., Ltd.                                 500     40,675
    NOF Corp.                                               9,000    242,239
    Nohmi Bosai, Ltd.                                       2,600     48,155
    Nojima Corp.                                            5,900    142,208
    NOK Corp.                                              13,600    317,274
    Nomura Co., Ltd.                                        3,200     72,343
    Nomura Holdings, Inc.                                 163,700  1,068,707
    Nomura Real Estate Holdings, Inc.                      16,500    395,301
    Nomura Research Institute, Ltd.                         3,663    169,121
    Noritake Co., Ltd.                                      1,900    101,569

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
#   Noritsu Koki Co., Ltd.                                 4,500 $  113,002
    Noritz Corp.                                           4,700     92,943
    North Pacific Bank, Ltd.                              53,300    186,000
    Nozawa Corp.                                           2,000     29,262
    NS Solutions Corp.                                     5,400    145,517
    NS United Kaiun Kaisha, Ltd.                           2,200     54,372
    NSD Co., Ltd.                                          2,500     52,862
    NSK, Ltd.                                             31,300    519,103
    NTN Corp.                                             91,200    470,367
    NTT Data Corp.                                        17,200    203,052
    NTT DOCOMO, Inc.                                      73,500  1,826,285
    NTT Urban Development Corp.                            7,300     95,875
    Nuflare Technology, Inc.                               1,000     64,589
    OAK Capital Corp.                                      8,500     29,753
    Oat Agrio Co., Ltd.                                      600     15,779
    Obara Group, Inc.                                      1,100     76,061
    Obayashi Corp.                                        56,500    682,155
    Obic Co., Ltd.                                         1,300    101,602
    Odakyu Electric Railway Co., Ltd.                      6,899    152,383
    Odelic Co., Ltd.                                         700     30,263
    Ogaki Kyoritsu Bank, Ltd. (The)                        4,500    116,714
    Ohashi Technica, Inc.                                  1,900     31,246
    Ohba Co., Ltd.                                         3,200     15,797
    Ohsho Food Service Corp.                               2,500    117,091
    Oiles Corp.                                            2,440     50,821
    Oita Bank, Ltd. (The)                                  1,700     67,072
    Oji Holdings Corp.                                    99,000    680,196
    Okabe Co., Ltd.                                        5,300     54,583
    Okamoto Machine Tool Works, Ltd.                       1,100     48,427
    Okamura Corp.                                          6,900     96,569
    Okasan Securities Group, Inc.                         29,000    198,966
    Oki Electric Industry Co., Ltd.                        9,000    130,991
#   Okinawa Cellular Telephone Co.                         1,900     73,514
    Okinawa Electric Power Co., Inc. (The)                 3,175     81,056
    OKK Corp.                                              1,800     21,823
    OKUMA Corp.                                            3,000    207,097
    Okumura Corp.                                          3,200    138,431
    Okura Industrial Co., Ltd.                             8,000     48,705
    Okuwa Co., Ltd.                                        5,000     52,068
    Olympus Corp.                                          4,600    177,211
    Omron Corp.                                            4,900    307,123
    Ono Pharmaceutical Co., Ltd.                           3,200     79,063
    ONO Sokki Co., Ltd.                                    3,200     26,183
    Onoken Co., Ltd.                                       3,300     58,951
    Onward Holdings Co., Ltd.                             21,000    180,604
    Ootoya Holdings Co., Ltd.                                600     13,072
*   Open Door, Inc.                                        1,200     30,111
    Open House Co., Ltd.                                   4,100    241,032
*   OPT Holding, Inc.                                      2,100     28,681
    Optex Group Co., Ltd.                                  1,500     96,057
#*  Optim Corp.                                              600     14,250
    Oracle Corp.                                           1,300    104,999
    Organo Corp.                                           1,000     33,057

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
#   Orient Corp.                                          69,400 $  114,818
    Oriental Land Co., Ltd.                                2,900    283,454
    Origin Electric Co., Ltd.                              1,400     22,805
    ORIX Corp.                                            89,900  1,683,978
    Osaka Gas Co., Ltd.                                    9,400    186,992
    Osaka Organic Chemical Industry, Ltd.                  3,500     55,197
#   Osaka Soda Co., Ltd.                                   1,800     46,350
    Osaka Steel Co., Ltd.                                  2,600     54,469
    OSAKA Titanium Technologies Co., Ltd.                  2,700     70,398
    Osaki Electric Co., Ltd.                               8,000     58,942
    OSG Corp.                                             14,700    373,788
    OSJB Holdings Corp.                                   15,200     44,966
    Otsuka Corp.                                           1,400    117,863
    Otsuka Holdings Co., Ltd.                              5,800    257,651
#   Otsuka Kagu, Ltd.                                      1,700     11,953
    OUG Holdings, Inc.                                       500     12,053
    Outsourcing, Inc.                                      8,500    161,050
    Oyo Corp.                                              3,100     41,416
    Pacific Industrial Co., Ltd.                           7,800    118,689
#*  Pacific Metals Co., Ltd.                               2,400     78,927
    Pack Corp. (The)                                       1,600     55,188
    PAL GROUP Holdings Co., Ltd.                           2,400     68,665
    PALTAC Corp.                                           4,300    190,907
    PAPYLESS Co., Ltd.                                       700     13,125
    Paraca, Inc.                                             800     19,861
    Paramount Bed Holdings Co., Ltd.                       2,400    126,502
    Parco Co., Ltd.                                        3,700     52,324
    Paris Miki Holdings, Inc.                              3,400     15,787
    Park24 Co., Ltd.                                       7,000    175,105
    Parker Corp.                                           3,000     20,040
    Pasco Corp.                                            4,000     12,193
    Pasona Group, Inc.                                     4,200     90,710
    PC Depot Corp.                                         7,800     57,097
    Pegasus Sewing Machine Manufacturing Co., Ltd.         3,800     26,554
    Penta-Ocean Construction Co., Ltd.                    57,200    441,934
#   Pepper Food Service Co., Ltd.                          1,600     70,683
*   PeptiDream, Inc.                                       1,200     49,313
    Persol Holdings Co., Ltd.                              4,300    107,437
    PIA Corp.                                                400     26,340
    Pigeon Corp.                                           6,800    265,885
    Pilot Corp.                                            4,600    228,604
    Piolax, Inc.                                           3,300     99,000
*   Pioneer Corp.                                         55,300    117,991
#   Plenus Co., Ltd.                                       2,600     50,970
    Pola Orbis Holdings, Inc.                              2,400     93,953
    Poletowin Pitcrew Holdings, Inc.                       1,300     27,360
    Press Kogyo Co., Ltd.                                 13,900     88,450
    Pressance Corp.                                        5,600     80,417
    Prestige International, Inc.                           3,600     47,255
    Prima Meat Packers, Ltd.                              30,000    205,301
    Pro-Ship, Inc.                                           500     10,607
    Pronexus, Inc.                                         1,800     24,289
    Prospect Co., Ltd.                                    73,000     44,227

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Proto Corp.                                              800 $ 12,074
    PS Mitsubishi Construction Co., Ltd.                   5,900   51,464
    Punch Industry Co., Ltd.                               4,300   55,977
    Qol Co., Ltd.                                          4,000   79,566
    Quick Co., Ltd.                                        1,500   23,241
    Raito Kogyo Co., Ltd.                                  8,000   90,833
*   Rakuten, Inc.                                         42,800  387,335
#   Rasa Corp.                                             1,700   15,414
#   Rasa Industries, Ltd.                                  1,100   26,076
    Raysum Co., Ltd.                                       2,700   41,431
    Recruit Holdings Co., Ltd.                            16,400  400,502
    Relia, Inc.                                            2,000   24,265
    Relo Group, Inc.                                       7,100  210,848
    Renaissance, Inc.                                      2,600   42,623
    Renesas Easton Co., Ltd.                               4,100   30,175
*   Renesas Electronics Corp.                              6,400   75,419
    Rengo Co., Ltd.                                       29,600  240,186
#*  Renown, Inc.                                          17,300   29,522
    Resona Holdings, Inc.                                 76,900  465,700
    Resorttrust, Inc.                                      5,300  126,320
    Retail Partners Co., Ltd.                              2,500   32,303
    Rheon Automatic Machinery Co., Ltd.                    2,500   50,764
    Rhythm Watch Co., Ltd.                                 1,300   27,409
    Riberesute Corp.                                       1,300   11,757
    Ricoh Co., Ltd.                                       39,300  387,376
    Ricoh Leasing Co., Ltd.                                2,400   88,231
#   Ride On Express Holdings Co., Ltd.                     1,500   14,560
#   Right On Co., Ltd.                                     4,200   36,147
    Riken Corp.                                            1,400   79,447
    Riken Keiki Co., Ltd.                                  2,300   51,844
    Riken Technos Corp.                                    5,000   28,497
    Riken Vitamin Co., Ltd.                                1,100   42,730
    Ringer Hut Co., Ltd.                                   1,500   33,586
    Rinnai Corp.                                           1,800  169,953
    Rion Co., Ltd.                                         1,000   26,745
    Riso Kagaku Corp.                                      2,100   39,661
    Riso Kyoiku Co., Ltd.                                  2,800   21,502
    Rock Field Co., Ltd.                                   1,700   33,925
    Rohm Co., Ltd.                                         3,700  407,612
    Rohto Pharmaceutical Co., Ltd.                         7,200  193,516
    Rokko Butter Co., Ltd.                                 2,500   64,123
    Roland DG Corp.                                        2,700   79,488
#   Rorze Corp.                                            1,000   25,033
    Round One Corp.                                       13,000  241,079
    Royal Holdings Co., Ltd.                               4,800  131,347
    RS Technologies Co., Ltd.                                600   39,484
*   RVH, Inc.                                              3,800   21,191
    Ryobi, Ltd.                                            4,400  131,414
    Ryoden Corp.                                           2,500   44,024
    Ryohin Keikaku Co., Ltd.                                 600  200,669
    Ryosan Co., Ltd.                                       2,700  103,788
    Ryoyo Electro Corp.                                    3,700   65,665
    S Foods, Inc.                                          2,100   91,612

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Sac's Bar Holdings, Inc.                               2,700 $ 30,099
    Saibu Gas Co., Ltd.                                    3,200   84,015
    Sakai Chemical Industry Co., Ltd.                      2,000   56,174
    Sakai Moving Service Co., Ltd.                         1,700   81,480
    Sakai Ovex Co., Ltd.                                   1,500   35,996
    Sakata INX Corp.                                       4,800   81,380
    Sakura Internet, Inc.                                  2,600   19,841
    Sala Corp.                                             9,600   62,135
    SAMTY Co., Ltd.                                        4,000   71,928
    San Holdings, Inc.                                       800   21,440
    San-A Co., Ltd.                                        2,400  118,539
    San-Ai Oil Co., Ltd.                                   8,300  121,239
    San-In Godo Bank, Ltd. (The)                          22,300  231,174
*   Sanden Holdings Corp.                                  4,600  100,546
    Sanei Architecture Planning Co., Ltd.                  1,600   34,027
    Sangetsu Corp.                                         5,400  107,567
    Sanken Electric Co., Ltd.                             28,000  205,311
    Sanki Engineering Co., Ltd.                            6,200   70,259
#   Sanko Gosei, Ltd.                                      4,500   34,218
#   Sanko Metal Industrial Co., Ltd.                         800   31,257
    Sankyo Frontier Co., Ltd.                                600   18,223
    Sankyo Seiko Co., Ltd.                                 3,700   16,529
    Sankyo Tateyama, Inc.                                  4,200   59,088
    Sankyu, Inc.                                           9,200  429,411
    Sanoh Industrial Co., Ltd.                             3,500   27,924
    Sanoyas Holdings Corp.                                 8,600   22,985
#   Sanrio Co., Ltd.                                       4,200   72,290
    Sansei Technologies, Inc.                              1,400   17,999
    Sansha Electric Manufacturing Co., Ltd.                1,700   26,154
    Sanshin Electronics Co., Ltd.                          3,200   60,436
    Santen Pharmaceutical Co., Ltd.                        8,600  139,642
    Sanwa Holdings Corp.                                  23,100  320,916
    Sanyei Corp.                                             500   19,176
    Sanyo Chemical Industries, Ltd.                        1,800   95,391
    Sanyo Denki Co., Ltd.                                  1,000   79,937
#   Sanyo Electric Railway Co., Ltd.                       1,800   45,859
    Sanyo Engineering & Construction, Inc.                 2,300   19,083
    Sanyo Housing Nagoya Co., Ltd.                         1,200   13,799
    Sanyo Shokai, Ltd.                                     2,199   42,767
    Sanyo Special Steel Co., Ltd.                          3,400   86,315
    Sanyo Trading Co., Ltd.                                1,900   47,025
    Sata Construction Co., Ltd.                            3,000   12,459
    Sato Holdings Corp.                                    4,300  138,846
    Sato Shoji Corp.                                       2,000   22,973
    Satori Electric Co., Ltd.                              3,200   33,420
    Sawada Holdings Co., Ltd.                              3,300   34,225
    Sawai Pharmaceutical Co., Ltd.                         7,500  341,480
    Saxa Holdings, Inc.                                    1,300   25,201
    SBI Holdings, Inc.                                    26,200  636,929
    SBS Holdings, Inc.                                     3,100   32,301
#   Scala, Inc.                                            3,000   22,787
    SCREEN Holdings Co., Ltd.                              3,800  331,217
    Scroll Corp.                                           4,300   20,120

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    SCSK Corp.                                             1,700 $   78,334
    SEC Carbon, Ltd.                                         300     19,200
    Secom Co., Ltd.                                        4,700    360,228
    Seed Co., Ltd.                                         1,200     69,168
    Seibu Electric Industry Co., Ltd.                      1,100     30,124
    Seibu Holdings, Inc.                                  13,100    262,574
    Seika Corp.                                            1,600     43,233
    Seikitokyu Kogyo Co., Ltd.                             3,600     21,080
    Seiko Epson Corp.                                     15,500    377,558
    Seiko Holdings Corp.                                   5,399    155,472
#   Seiko PMC Corp.                                        1,300     14,384
    Seino Holdings Co., Ltd.                              15,800    262,740
    Seiren Co., Ltd.                                       6,800    140,452
    Sekisui Chemical Co., Ltd.                            24,000    458,890
#   Sekisui House, Ltd.                                   19,400    356,443
    Sekisui Jushi Corp.                                    4,300     98,156
    Sekisui Plastics Co., Ltd.                             5,000     63,590
    Senko Group Holdings Co., Ltd.                        20,500    147,471
    Senshu Electric Co., Ltd.                              1,100     32,350
    Senshu Ikeda Holdings, Inc.                           36,500    140,575
#*  Senshukai Co., Ltd.                                    3,800     21,088
#   Septeni Holdings Co., Ltd.                            16,100     54,813
    Seria Co., Ltd.                                        3,200    190,912
    Seven & I Holdings Co., Ltd.                          40,800  1,683,399
#   Seven Bank, Ltd.                                      85,200    314,904
    SFP Holdings Co., Ltd.                                 1,800     34,705
    Shibaura Electronics Co., Ltd.                         1,400     79,123
    Shibaura Mechatronics Corp.                            5,000     21,279
    Shibusawa Warehouse Co., Ltd. (The)                    1,400     25,839
    Shibuya Corp.                                          2,700    115,826
    Shidax Corp.                                           2,500     11,343
*   SHIFT, Inc.                                            1,400     56,399
    Shiga Bank, Ltd. (The)                                30,000    161,856
    Shikibo, Ltd.                                          1,500     19,003
    Shikoku Bank, Ltd. (The)                               5,900     89,626
    Shikoku Chemicals Corp.                                5,000     83,379
    Shikoku Electric Power Co., Inc.                      11,900    135,212
    Shimachu Co., Ltd.                                     5,800    191,249
    Shimamura Co., Ltd.                                    2,700    317,426
    Shimano, Inc.                                            900    129,005
#   Shimizu Bank, Ltd. (The)                               1,100     32,846
    Shimizu Corp.                                         53,100    546,192
    Shin Nippon Air Technologies Co., Ltd.                 2,400     33,709
#*  Shin Nippon Biomedical Laboratories, Ltd.              2,300     12,413
    Shin-Etsu Chemical Co., Ltd.                           5,900    675,053
    Shin-Etsu Polymer Co., Ltd.                            5,600     67,570
    Shinagawa Refractories Co., Ltd.                       1,200     36,418
    Shindengen Electric Manufacturing Co., Ltd.            1,300    120,412
*   Shinkawa, Ltd.                                         2,200     29,855
    Shinko Electric Industries Co., Ltd.                   9,800     83,358
    Shinko Plantech Co., Ltd.                              6,800     70,392
    Shinko Shoji Co., Ltd.                                 3,300     64,145
    Shinmaywa Industries, Ltd.                            12,000    115,449

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Shinnihon Corp.                                        6,200 $   58,668
#   Shinoken Group Co., Ltd.                               3,600     86,709
    Shinsei Bank, Ltd.                                    17,700    309,476
    Shinsho Corp.                                            900     32,560
    Shinwa Co., Ltd.                                       1,600     37,397
    Ship Healthcare Holdings, Inc.                         7,500    244,167
    Shiseido Co., Ltd.                                     9,800    503,300
#   Shizuki Electric Co., Inc.                             3,200     28,615
#   Shizuoka Bank, Ltd. (The)                             33,000    352,887
    Shizuoka Gas Co., Ltd.                                11,000     96,131
    Shobunsha Publications, Inc.                           3,000     20,812
    Shochiku Co., Ltd.                                       200     29,682
    Shoei Co., Ltd.                                        1,400     64,277
    Shoei Foods Corp.                                      1,600     65,288
    Shofu, Inc.                                            1,000     13,578
*   Shoko Co., Ltd.                                       14,000     17,598
    Showa Corp.                                            7,900     99,372
#   Showa Denko K.K.                                      21,700  1,009,596
    Showa Sangyo Co., Ltd.                                 3,400     87,909
    Showa Shell Sekiyu K.K.                               20,500    291,431
    Sigma Koki Co., Ltd.                                     700     16,314
#   Siix Corp.                                             2,600    118,139
    Sinanen Holdings Co., Ltd.                             1,700     40,537
    Sinfonia Technology Co., Ltd.                         22,000     94,611
    Sinko Industries, Ltd.                                 1,800     35,073
    Sintokogio, Ltd.                                       7,300     93,975
    SK Kaken Co., Ltd.                                     1,000    114,233
    SK-Electronics Co., Ltd.                               1,100     21,583
    SKY Perfect JSAT Holdings, Inc.                       25,200    119,378
    Skylark Co., Ltd.                                     12,000    172,946
    SMC Corp.                                                700    344,983
    SMK Corp.                                              6,000     26,533
    SMS Co., Ltd.                                          4,100    145,713
    SNT Corp.                                              4,100     31,088
    Soda Nikka Co., Ltd.                                   4,200     24,941
#   Sodick Co., Ltd.                                       5,400     75,487
    Soft99 Corp.                                             800     10,545
    SoftBank Group Corp.                                  22,400  1,861,169
    Softbank Technology Corp.                              1,200     23,214
#   Softbrain Co., Ltd.                                    2,500     10,204
    Softcreate Holdings Corp.                                800     10,796
#   Software Service, Inc.                                   100      7,535
    Sogo Medical Co., Ltd.                                 2,100    126,736
    Sohgo Security Services Co., Ltd.                      2,800    152,343
    Soken Chemical & Engineering Co., Ltd.                 1,100     24,100
#   Soliton Systems K.K.                                   2,100     32,845
    Sompo Holdings, Inc.                                  16,200    650,496
    Sotetsu Holdings, Inc.                                 4,000    110,569
    Sotoh Co., Ltd.                                        1,100     11,318
#   Sourcenext Corp.                                       7,600     50,829
    Space Co., Ltd.                                          990     13,973
    Sparx Group Co., Ltd.                                 13,200     42,792
    SPK Corp.                                                400     11,311

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd.                         3,800 $  173,579
    SRA Holdings                                           2,100     75,032
    Srg Takamiya Co., Ltd.                                 2,800     17,271
    ST Corp.                                                 600     13,707
    St Marc Holdings Co., Ltd.                             2,700     76,593
    St-Care Holding Corp.                                  2,700     19,789
    Stanley Electric Co., Ltd.                             9,700    394,838
    Star Mica Co., Ltd.                                    2,200     39,775
    Start Today Co., Ltd.                                  6,900    203,876
    Starts Corp., Inc.                                     5,900    164,679
    Starzen Co., Ltd.                                      1,100     55,843
#   Stella Chemifa Corp.                                   2,100     71,375
    Step Co., Ltd.                                           700     12,294
    Strike Co., Ltd.                                         400     23,814
    Studio Alice Co., Ltd.                                 2,100     54,067
#   Subaru Enterprise Co., Ltd.                              400     26,250
    Sugi Holdings Co., Ltd.                                2,300    122,641
    Sugimoto & Co., Ltd.                                   1,900     32,964
    Sumco Corp.                                           13,900    378,307
#   Sumida Corp.                                           6,000    113,705
    Suminoe Textile Co., Ltd.                                800     23,403
#   Sumiseki Holdings, Inc.                               13,600     23,093
    Sumitomo Corp.                                        40,900    707,186
    Sumitomo Densetsu Co., Ltd.                            1,900     40,051
    Sumitomo Electric Industries, Ltd.                    43,100    737,662
    Sumitomo Forestry Co., Ltd.                           22,600    389,335
    Sumitomo Heavy Industries, Ltd.                       11,800    541,137
    Sumitomo Metal Mining Co., Ltd.                        7,900    370,933
    Sumitomo Mitsui Construction Co., Ltd.                32,920    187,866
    Sumitomo Mitsui Financial Group, Inc.                 44,400  1,999,596
    Sumitomo Mitsui Trust Holdings, Inc.                  11,700    487,175
    Sumitomo Osaka Cement Co., Ltd.                       69,000    324,836
    Sumitomo Precision Products Co., Ltd.                  6,000     22,540
    Sumitomo Realty & Development Co., Ltd.               20,000    771,609
    Sumitomo Riko Co., Ltd.                                7,400     78,228
    Sumitomo Rubber Industries, Ltd.                      20,425    397,832
    Sumitomo Seika Chemicals Co., Ltd.                     1,600     83,522
    Sumitomo Warehouse Co., Ltd. (The)                    20,000    149,109
    Sun Frontier Fudousan Co., Ltd.                        4,700     59,411
    Sun-Wa Technos Corp.                                   1,200     27,511
    Suncall Corp.                                          3,600     24,918
    Sundrug Co., Ltd.                                      2,400    103,289
    Suntory Beverage & Food, Ltd.                          3,700    177,462
    Suruga Bank, Ltd.                                     11,600    235,180
    Suzuden Corp.                                          1,200     19,632
    Suzuken Co., Ltd.                                      8,050    343,138
    Suzuki Co., Ltd.                                       1,100     13,073
*   SWCC Showa Holdings Co., Ltd.                          3,100     26,627
    Sysmex Corp.                                           2,600    204,666
    Systena Corp.                                          2,100     72,484
    T Hasegawa Co., Ltd.                                   4,000     83,131
    T RAD Co., Ltd.                                        1,500     52,348
    T&D Holdings, Inc.                                    33,500    600,662

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    T&K Toka Co., Ltd.                                     2,800 $   37,642
    T-Gaia Corp.                                           2,200     54,672
*   Tabuchi Electric Co., Ltd.                             3,000      8,477
    Tachi-S Co., Ltd.                                      5,000     91,114
    Tachibana Eletech Co., Ltd.                            2,780     54,498
    Tachikawa Corp.                                        1,800     23,687
    Tadano, Ltd.                                          10,100    176,805
    Taihei Dengyo Kaisha, Ltd.                             2,900     74,988
    Taiheiyo Cement Corp.                                 17,600    746,927
    Taiheiyo Kouhatsu, Inc.                                2,400     22,850
    Taiho Kogyo Co., Ltd.                                  3,300     50,162
    Taikisha, Ltd.                                         2,800     97,828
    Taiko Bank, Ltd. (The)                                 1,300     29,030
    Taiko Pharmaceutical Co., Ltd.                           800     18,293
    Taisei Corp.                                           8,200    418,533
    Taisei Lamick Co., Ltd.                                  900     27,055
    Taisho Pharmaceutical Holdings Co., Ltd.               1,800    146,611
    Taiyo Holdings Co., Ltd.                               1,300     63,440
    Taiyo Yuden Co., Ltd.                                 21,200    358,780
    Takachiho Koheki Co., Ltd.                             1,900     20,611
    Takamatsu Construction Group Co., Ltd.                 2,100     59,862
    Takamatsu Machinery Co., Ltd.                            900     11,576
    Takano Co., Ltd.                                       2,300     23,243
    Takaoka Toko Co., Ltd.                                 2,000     32,099
#   Takara Leben Co., Ltd.                                21,900     98,049
    Takara Printing Co., Ltd.                              1,000     15,975
    Takara Standard Co., Ltd.                              6,100    100,970
    Takasago International Corp.                           2,200     68,102
    Takasago Thermal Engineering Co., Ltd.                 5,400    102,240
    Takashima & Co., Ltd.                                    600     12,737
    Takashimaya Co., Ltd.                                 35,000    364,189
#   Take And Give Needs Co., Ltd.                          3,100     32,468
    TAKEBISHI Corp.                                        1,400     24,385
    Takeei Corp.                                           3,700     47,121
    Takeuchi Manufacturing Co., Ltd.                       6,300    163,966
    Taki Chemical Co., Ltd.                                  300     15,533
    Takihyo Co., Ltd.                                        600     12,775
    Takisawa Machine Tool Co., Ltd.                          700     15,779
    Takuma Co., Ltd.                                       7,900    107,350
    Tama Home Co., Ltd.                                    4,700     51,216
    Tamron Co., Ltd.                                       1,800     39,749
    Tamura Corp.                                           9,400     74,610
    Tanseisha Co., Ltd.                                    5,400     60,832
    Tatsuta Electric Wire and Cable Co., Ltd.              4,200     31,086
    Tayca Corp.                                            2,000     61,287
    Tazmo Co., Ltd.                                        1,200     22,263
    TBK Co., Ltd.                                          3,000     15,608
    TDC Soft, Inc.                                         1,400     16,134
    TDK Corp.                                             10,900  1,009,009
#   TechMatrix Corp.                                       1,600     30,471
    Techno Medica Co., Ltd.                                  900     15,752
    Techno Ryowa, Ltd.                                     1,600     12,509
#   Techno Smart Corp.                                     1,400     23,674

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    TechnoPro Holdings, Inc.                               4,200 $  230,642
#   Tecnos Japan, Inc.                                     1,400     11,859
    Teijin, Ltd.                                          33,200    736,096
    Teikoku Electric Manufacturing Co., Ltd.               2,000     27,472
    Teikoku Sen-I Co., Ltd.                                1,700     37,071
    Teikoku Tsushin Kogyo Co., Ltd.                        1,600     20,380
    Tekken Corp.                                           1,700     51,333
    Tenma Corp.                                            3,000     60,000
    Teraoka Seisakusho Co., Ltd.                           2,100     18,375
    THK Co., Ltd.                                         10,400    434,486
    Tigers Polymer Corp.                                   1,600     12,866
    TIS, Inc.                                             11,000    390,287
    TKC Corp.                                              2,100     76,714
*   Toa Corp.(6894508)                                     2,000     54,786
    Toa Corp.(6894434)                                     3,900     49,665
    Toa Oil Co., Ltd.                                     10,000     14,950
    TOA ROAD Corp.                                           700     27,757
    Toagosei Co., Ltd.                                    17,100    221,310
    Tobishima Corp.                                       28,700     47,647
    Tobu Railway Co., Ltd.                                 3,600    121,369
    TOC Co., Ltd.                                          6,000     51,847
#   Tocalo Co., Ltd.                                       2,400    120,551
    Tochigi Bank, Ltd. (The)                               8,000     33,370
    Toda Corp.                                            19,000    149,697
#   Toda Kogyo Corp.                                         800     33,645
#   Toei Animation Co., Ltd.                                 300     28,822
    Toei Co., Ltd.                                         1,100    113,298
    Toell Co., Ltd.                                        1,900     17,836
    Toenec Corp.                                           1,400     42,115
#   Togami Electric Manufacturing Co., Ltd.                1,000     22,697
    Toho Bank, Ltd. (The)                                 36,900    133,715
    Toho Co., Ltd.(6895200)                                2,800     94,937
    Toho Co., Ltd.(6895211)                                1,500     35,994
    Toho Gas Co., Ltd.                                     4,700    138,004
#   Toho Holdings Co., Ltd.                                7,100    164,918
    Toho Titanium Co., Ltd.                                5,800     82,256
    Toho Zinc Co., Ltd.                                    2,600    158,410
    Tohoku Bank, Ltd. (The)                                1,800     24,606
    Tohoku Electric Power Co., Inc.                       12,300    159,195
    Tokai Carbon Co., Ltd.                                19,400    282,740
    Tokai Corp.                                            2,700     65,833
    TOKAI Holdings Corp.                                  15,100    145,831
    Tokai Rika Co., Ltd.                                   8,900    193,622
    Tokai Tokyo Financial Holdings, Inc.                  30,500    233,652
    Token Corp.                                            1,610    185,323
    Tokio Marine Holdings, Inc.                           22,600  1,068,570
    Tokushu Tokai Paper Co., Ltd.                          1,400     53,775
    Tokuyama Corp.                                        12,600    401,159
#*  Tokyo Base Co., Ltd.                                     600     24,687
    Tokyo Broadcasting System Holdings, Inc.               4,100     98,795
    Tokyo Century Corp.                                    7,100    384,144
#   Tokyo Dome Corp.                                      15,400    147,131
*   Tokyo Electric Power Co. Holdings, Inc.               36,500    148,213

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Tokyo Electron Device, Ltd.                            1,100 $ 23,045
    Tokyo Electron, Ltd.                                   2,300  433,877
    Tokyo Energy & Systems, Inc.                           4,400   44,745
    Tokyo Gas Co., Ltd.                                    9,900  236,221
#   Tokyo Individualized Educational Institute, Inc.       1,500   15,795
#   Tokyo Keiki, Inc.                                      2,000   25,409
    Tokyo Ohka Kogyo Co., Ltd.                             3,000  137,729
    Tokyo Rope Manufacturing Co., Ltd.                     2,600   43,839
    Tokyo Sangyo Co., Ltd.                                 2,500   13,575
    Tokyo Seimitsu Co., Ltd.                               3,500  153,251
    Tokyo Steel Manufacturing Co., Ltd.                   13,200  117,127
    Tokyo Tatemono Co., Ltd.                              22,900  369,210
    Tokyo Tekko Co., Ltd.                                  1,000   18,090
    Tokyo Theatres Co., Inc.                                 800   10,832
    Tokyo TY Financial Group, Inc.                         5,122  141,744
    Tokyu Construction Co., Ltd.                          14,040  152,712
    Tokyu Corp.                                           12,500  209,667
    Tokyu Fudosan Holdings Corp.                          94,543  748,548
    Tokyu Recreation Co., Ltd.                             3,000   26,445
    Toli Corp.                                            10,700   42,965
    Tomato Bank, Ltd.                                      1,000   14,133
    Tomen Devices Corp.                                      500   14,770
    Tomoe Corp.                                            5,400   30,157
    Tomoe Engineering Co., Ltd.                              900   16,681
    Tomoegawa Co., Ltd.                                    6,000   18,257
    Tomoku Co., Ltd.                                       2,200   44,345
    TOMONY Holdings, Inc.                                 25,400  125,808
    Tomy Co., Ltd.                                        14,700  222,509
    Tonami Holdings Co., Ltd.                              1,100   55,925
    Topcon Corp.                                           9,900  252,048
    Toppan Forms Co., Ltd.                                 7,500   84,684
    Toppan Printing Co., Ltd.                             35,000  329,929
    Topre Corp.                                            5,900  179,982
    Topy Industries, Ltd.                                  3,100  101,196
    Toray Industries, Inc.                                75,600  754,178
#   Torex Semiconductor, Ltd.                              1,400   22,055
    Toridoll Holdings Corp.                                2,200   77,195
    Torigoe Co., Ltd. (The)                                1,600   14,427
#   Torikizoku Co., Ltd.                                     600   18,359
    Torishima Pump Manufacturing Co., Ltd.                 2,800   28,545
    Tosei Corp.                                            7,700   95,187
*   Toshiba Corp.                                         49,000  140,219
    Toshiba Machine Co., Ltd.                             12,000   98,435
    Toshiba Plant Systems & Services Corp.                 5,200  102,571
    Toshiba TEC Corp.                                     19,000  115,477
    Tosho Co., Ltd.                                        1,800   60,544
    Tosho Printing Co., Ltd.                               5,000   44,930
    Tosoh Corp.                                           30,500  702,180
#   Totech Corp.                                             900   26,875
    Totetsu Kogyo Co., Ltd.                                4,100  133,126
    TOTO, Ltd.                                             5,599  321,474
    Totoku Electric Co., Ltd.                                500   14,434
    Tottori Bank, Ltd. (The)                               2,400   39,834

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Toukei Computer Co., Ltd.                                700 $ 20,312
#   Tow Co., Ltd.                                          3,600   33,498
    Towa Bank, Ltd. (The)                                  5,600   77,460
    Towa Corp.                                             4,100   87,508
    Towa Pharmaceutical Co., Ltd.                          1,800  101,508
    Toyo Construction Co., Ltd.                           14,200   81,355
    Toyo Corp.                                             3,900   35,591
#   Toyo Denki Seizo K.K.                                    800   14,593
#   Toyo Engineering Corp.                                 4,600   56,089
    Toyo Ink SC Holdings Co., Ltd.                        30,000  182,705
    Toyo Kanetsu K.K.                                      1,600   63,378
    Toyo Kohan Co., Ltd.                                  10,600   54,614
    Toyo Machinery & Metal Co., Ltd.                       2,800   28,458
    Toyo Securities Co., Ltd.                             14,000   45,017
    Toyo Seikan Group Holdings, Ltd.                      18,400  298,272
    Toyo Suisan Kaisha, Ltd.                               4,900  199,390
    Toyo Tanso Co., Ltd.                                   1,400   48,484
    Toyo Tire & Rubber Co., Ltd.                          20,500  437,787
    Toyo Wharf & Warehouse Co., Ltd.                       1,500   25,075
    Toyobo Co., Ltd.                                      14,800  282,430
    Toyoda Gosei Co., Ltd.                                13,600  361,939
    Toyota Boshoku Corp.                                  12,700  272,550
    Toyota Industries Corp.                                5,100  333,389
    Toyota Tsusho Corp.                                   17,800  723,413
    TPR Co., Ltd.                                          4,500  144,787
    Trancom Co., Ltd.                                      1,600  119,182
#   Transaction Co., Ltd.                                  2,200   23,174
    Transcosmos, Inc.                                      2,600   69,151
*   Trend Micro, Inc.                                      3,500  189,466
    Tri Chemical Laboratories, Inc.                          700   32,144
    Trinity Industrial Corp.                               2,000   20,891
    Trusco Nakayama Corp.                                  4,600  136,375
    Trust Tech, Inc.                                         700   20,463
    TS Tech Co., Ltd.                                      8,500  364,281
    TSI Holdings Co., Ltd.                                12,000   85,134
    Tsubaki Nakashima Co., Ltd.                              600   17,135
    Tsubakimoto Chain Co.                                 23,000  194,223
    Tsubakimoto Kogyo Co., Ltd.                            1,200   35,288
#*  Tsudakoma Corp.                                       12,000   32,887
    Tsugami Corp.                                          3,000   44,842
    Tsukada Global Holdings, Inc.                          1,700   10,082
    Tsukishima Kikai Co., Ltd.                             3,600   46,757
    Tsukuba Bank, Ltd.                                    16,800   62,798
    Tsukui Corp.                                          10,700   84,318
    Tsumura & Co.                                          5,700  192,124
    Tsuruha Holdings, Inc.                                 1,100  153,625
    Tsurumi Manufacturing Co., Ltd.                        2,800   53,472
    Tsutsumi Jewelry Co., Ltd.                             1,500   29,663
    TTK Co., Ltd.                                          3,000   17,583
    TV Asahi Holdings Corp.                                3,800   78,580
    Tv Tokyo Holdings Corp.                                2,900   66,170
#   TYK Corp.                                              5,500   22,419
*   U-Shin, Ltd.                                           3,900   26,024

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    UACJ Corp.                                             5,300 $142,992
    Ube Industries, Ltd.                                  20,900  624,295
    Uchida Yoko Co., Ltd.                                  1,400   43,311
    UKC Holdings Corp.                                     2,700   57,587
    Ulvac, Inc.                                            6,500  435,713
#   UMC Electronics Co Ltd                                   900   27,219
    Unicharm Corp.                                         5,900  158,035
    Uniden Holdings Corp.                                 10,000   30,266
    Union Tool Co.                                         1,200   47,390
    Unipres Corp.                                          6,900  183,867
    United Arrows, Ltd.                                    2,500  109,956
    United Super Markets Holdings, Inc.                    9,400   95,410
*   Unitika, Ltd.                                          5,000   36,553
    Unizo Holdings Co., Ltd.                               3,800  109,562
    Urbanet Corp. Co., Ltd.                                3,300   10,481
    Ushio, Inc.                                           18,700  286,780
    USS Co., Ltd.                                          6,200  138,858
*   UT Group Co., Ltd.                                     2,700   88,920
    Utoc Corp.                                             3,900   17,701
    V Technology Co., Ltd.                                   600  119,504
*   V-Cube, Inc.                                           4,000   19,721
    Valor Holdings Co., Ltd.                               6,500  156,386
    Vector, Inc.                                           2,400   48,018
    Village Vanguard Co., Ltd.                             1,200   11,283
*   Vision, Inc.                                           1,000   29,503
*   Visionary Holdings Co., Ltd.                          23,900   15,763
    Vital KSK Holdings, Inc.                               6,900   61,078
    Vitec Holdings Co., Ltd.                               2,100   35,041
    Voyage Group, Inc.                                     2,900   39,655
    VT Holdings Co., Ltd.                                 20,900  115,445
    Wacoal Holdings Corp.                                  8,600  264,480
    Wakachiku Construction Co., Ltd.                       2,900   46,358
    Wakita & Co., Ltd.                                     6,400   79,383
    Warabeya Nichiyo Holdings Co., Ltd.                    2,500   64,207
    Watahan & Co., Ltd.                                    1,000   41,069
    WATAMI Co., Ltd.                                       2,300   33,994
    Watts Co., Ltd.                                        1,800   19,018
    WDB Holdings Co., Ltd.                                   700   24,929
    Weathernews, Inc.                                        900   27,939
    Welcia Holdings Co., Ltd.                              2,130   90,629
    Wellnet Corp.                                          1,700   18,561
    West Holdings Corp.                                    3,200   21,651
    WIN-Partners Co., Ltd.                                 1,900   26,551
    WirelessGate, Inc.                                     1,000   13,176
    Wood One Co., Ltd.                                     1,900   30,497
#   World Holdings Co., Ltd.                               1,200   40,519
    Wowow, Inc.                                            1,700   53,171
    Xebio Holdings Co., Ltd.                               5,000  106,612
    YA-MAN, Ltd.                                           3,000   50,122
#   YAC Holdings Co., Ltd.                                 1,700   17,636
    Yachiyo Industry Co., Ltd.                               900   13,944
    Yagi & Co., Ltd.                                         800   21,590
    Yahagi Construction Co., Ltd.                          5,100   43,028

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Yahoo Japan Corp.                                     17,800 $ 85,856
    Yaizu Suisankagaku Industry Co., Ltd.                  1,700   18,683
    Yakult Honsha Co., Ltd.                                1,100   92,350
#   Yakuodo Co., Ltd.                                      1,500   45,987
    YAMABIKO Corp.                                         5,400   89,079
#   Yamada Denki Co., Ltd.                                42,300  251,184
#   Yamagata Bank, Ltd. (The)                              5,199  114,420
    Yamaguchi Financial Group, Inc.                       23,000  270,397
    Yamaichi Electronics Co., Ltd.                         4,300   89,686
    Yamanashi Chuo Bank, Ltd. (The)                       28,000  118,900
    Yamatane Corp.                                         1,400   27,113
    Yamato Corp.                                           2,700   21,127
    Yamato Holdings Co., Ltd.                             16,700  431,275
    Yamato International, Inc.                             3,200   13,839
    Yamato Kogyo Co., Ltd.                                 6,800  194,832
    Yamazaki Baking Co., Ltd.                             24,100  475,474
    Yamazen Corp.                                          6,900   84,090
    Yaoko Co., Ltd.                                        3,700  180,073
    Yashima Denki Co., Ltd.                                1,600   14,070
    Yaskawa Electric Corp.                                13,900  719,377
    Yasuda Logistics Corp.                                 3,400   33,652
#   Yasunaga Corp.                                         1,100   27,873
    Yellow Hat, Ltd.                                       2,800   84,632
    Yodogawa Steel Works, Ltd.                             3,800  117,849
    Yokogawa Bridge Holdings Corp.                         6,500  167,414
    Yokogawa Electric Corp.                               16,600  354,141
#   Yokohama Reito Co., Ltd.                               6,900   70,805
    Yokohama Rubber Co., Ltd. (The)                       21,900  559,090
    Yokowo Co., Ltd.                                       1,300   25,810
#   Yondenko Corp.                                           400   10,319
    Yondoshi Holdings, Inc.                                2,000   51,418
    Yorozu Corp.                                           2,800   60,537
    Yoshinoya Holdings Co., Ltd.                           3,800   67,294
#   Yotai Refractories Co., Ltd.                           4,900   29,459
    Yuasa Trading Co., Ltd.                                1,800   64,435
    Yuken Kogyo Co., Ltd.                                    700   18,989
#   Yume No Machi Souzou Iinkai Co., Ltd.                  1,900   32,103
#   Yumeshin Holdings Co., Ltd.                            2,600   30,680
    Yurtec Corp.                                           8,000   65,172
    Yushiro Chemical Industry Co., Ltd.                    2,000   31,992
    Yutaka Giken Co., Ltd.                                   200    5,260
    Zenitaka Corp. (The)                                     600   34,523
    Zenkoku Hosho Co., Ltd.                                2,900  135,939
    Zenrin Co., Ltd.                                       3,400  116,988
    Zensho Holdings Co., Ltd.                              9,400  164,845
    Zeon Corp.                                            27,000  407,485
    ZERIA Pharmaceutical Co., Ltd.                         3,600   72,082
*   ZIGExN Co., Ltd.                                       3,400   35,364
#   Zojirushi Corp.                                        4,000   49,175
    Zuiko Corp.                                              700   23,996

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
JAPAN -- (Continued)
    Zuken, Inc.                                               500 $      8,438
                                                                  ------------
TOTAL JAPAN                                                        236,984,230
                                                                  ------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                 18,451    1,007,401
    ABN AMRO Group NV                                      28,500      964,669
    Accell Group                                            3,291       95,206
#   Aegon NV                                              120,015      820,121
    Akzo Nobel NV                                          20,406    1,909,849
#*  Altice NV Class A                                       8,629       92,539
*   Altice NV Class B                                       3,103       33,287
    AMG Advanced Metallurgical Group NV                     5,605      299,722
    Amsterdam Commodities NV                                3,217       99,253
    APERAM SA                                               6,167      366,757
    Arcadis NV                                             10,879      246,842
*   ArcelorMittal(BYPBS67)                                 25,949      939,815
#*  ArcelorMittal(BD4H9V1)                                 25,288      920,230
#   ASM International NV                                    4,759      342,482
#   ASML Holding NV(B908F01)                                6,460    1,311,099
    ASML Holding NV(B929F46)                                  886      179,626
*   Basic-Fit NV                                              483       13,120
    BE Semiconductor Industries NV                          6,146      591,473
#   Beter Bed Holding NV                                    3,857       60,451
#   BinckBank NV                                           11,754       63,608
    Boskalis Westminster                                    9,517      379,765
    Brunel International NV                                 2,935       57,454
    Coca-Cola European Partners P.L.C.                     13,267      532,684
    Corbion NV                                             12,156      397,398
#   Flow Traders                                            2,226       55,650
    ForFarmers NV                                           3,189       40,095
*   Fugro NV                                                7,523      125,419
    GrandVision NV                                          2,117       49,303
*   Heijmans NV                                             3,649       44,024
    Hunter Douglas NV                                         838       74,043
    IMCD Group NV                                           3,147      210,222
    ING Groep NV                                          133,618    2,623,624
#   ING Groep NV Sponsored ADR                                924       18,203
    Intertrust NV                                           2,090       38,322
    KAS Bank NV                                             3,123       40,137
    Kendrion NV                                             2,612      137,514
    Koninklijke Ahold Delhaize NV                          81,694    1,825,037
    Koninklijke BAM Groep NV                               20,355       99,504
    Koninklijke KPN NV                                    243,597      853,626
    Koninklijke Vopak NV                                   12,562      567,052
    Nederland Apparatenfabriek                                858       53,525
    NN Group NV                                            20,663      974,566
*   OCI NV                                                 12,948      328,712
    Ordina NV                                              19,332       38,282
    Philips Lighting NV                                     8,417      330,956
    Randstad Holding NV                                    17,647    1,245,694
    Refresco Group NV                                       8,902      219,676
    RELX NV                                                22,194      491,453

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
    RELX NV Sponsored ADR                                   1,443 $    31,680
    SBM Offshore NV                                        27,395     511,649
    Sligro Food Group NV                                    4,062     211,774
*   Telegraaf Media Groep NV                                  752       5,517
    TKH Group NV                                            7,180     477,309
*   TomTom NV                                              12,832     139,703
#   Unilever NV(2416542)                                   20,585   1,183,432
#   Unilever NV(B12T3J1)                                    5,302     306,043
    Van Lanschot Kempen NV                                  1,759      59,685
#   Wessanen                                                8,129     174,658
    Wolters Kluwer NV                                      19,213   1,016,949
                                                                  -----------
TOTAL NETHERLANDS                                                  26,327,889
                                                                  -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                      56,401     383,750
    Abano Healthcare Group, Ltd.                            2,918      20,990
    Air New Zealand, Ltd.                                 111,713     253,260
#   Arvida Group, Ltd.                                     18,686      17,661
    Auckland International Airport, Ltd.                   32,151     158,404
    CBL Corp., Ltd.                                         9,923      23,503
    Chorus, Ltd.                                           66,215     201,009
    Comvita, Ltd.                                           2,440      16,417
    Contact Energy, Ltd.                                   48,151     198,330
    EBOS Group, Ltd.                                        9,936     134,464
    Fisher & Paykel Healthcare Corp., Ltd.                 30,399     298,083
    Fletcher Building, Ltd.                                45,065     259,971
#   Fonterra Co-operative Group, Ltd.                       7,982      36,475
    Freightways, Ltd.                                      13,761      81,077
    Genesis Energy, Ltd.                                   43,413      79,597
    Gentrack Group, Ltd.                                    4,661      21,135
    Hallenstein Glasson Holdings, Ltd.                      9,781      30,745
    Heartland Bank, Ltd.                                   60,971      92,927
    Infratil, Ltd.                                         51,471     123,087
    Kathmandu Holdings, Ltd.                               28,105      50,296
    Mainfreight, Ltd.                                      14,016     266,051
    Mercury NZ, Ltd.                                       14,712      37,342
    Meridian Energy, Ltd.                                  15,516      33,162
    Metlifecare, Ltd.                                      25,995     118,695
*   New Zealand Oil & Gas, Ltd.                             2,839       1,432
    New Zealand Refining Co., Ltd. (The)                   21,488      39,602
    NZME, Ltd.                                             18,597      11,361
    NZX, Ltd.                                              26,409      22,036
    PGG Wrightson, Ltd.                                    27,698      11,637
#   Port of Tauranga, Ltd.                                 16,298      61,727
    Restaurant Brands New Zealand, Ltd.                    17,025      94,360
#   Ryman Healthcare, Ltd.                                 22,783     183,964
    Scales Corp., Ltd.                                     10,884      38,548
    Skellerup Holdings, Ltd.                               28,994      39,139
    SKY Network Television, Ltd.                           47,578     102,086
    Spark New Zealand, Ltd.                                92,215     243,930
    Steel & Tube Holdings, Ltd.                             7,891      12,619
    Summerset Group Holdings, Ltd.                         37,333     158,170

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NEW ZEALAND -- (Continued)
*   Synlait Milk, Ltd.                                      3,391 $   17,485
    Tegel Group Holdings, Ltd.                             15,601     12,978
    Tilt Renewables, Ltd.                                   3,203      4,730
    Tourism Holdings, Ltd.                                 18,134     78,253
*   Tower, Ltd.                                            17,032      8,266
    Trade Me Group, Ltd.                                   38,216    127,009
#   Trustpower, Ltd.                                        7,314     29,075
    Vector, Ltd.                                           12,512     31,528
    Warehouse Group, Ltd. (The)                             9,073     13,758
*   Xero, Ltd.                                              2,235     56,660
    Z Energy, Ltd.                                         42,836    241,197
                                                                  ----------
TOTAL NEW ZEALAND                                                  4,577,981
                                                                  ----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                         74,337     59,906
    AF Gruppen ASA                                            821     13,253
*   Akastor ASA                                            25,280     51,217
    Aker ASA Class A                                        3,296    188,872
    Aker BP ASA                                            11,645    336,984
*   Aker Solutions ASA                                     24,198    139,543
    American Shipping Co. ASA                               6,421     19,159
    Atea ASA                                               14,476    224,096
    Austevoll Seafood ASA                                  16,705    131,240
#*  Avance Gas Holding, Ltd.                               10,487     28,454
*   Axactor AB                                             78,581     28,322
#   Bakkafrost P/F                                          4,448    181,264
    Bonheur ASA                                             4,051     49,548
    Borregaard ASA                                         15,336    136,912
#*  BW LPG, Ltd.                                           13,368     63,143
*   BW Offshore, Ltd.                                      19,978     99,608
    DNB ASA                                                33,912    689,270
#*  DNO ASA                                               120,136    153,522
    Ekornes ASA                                             3,969     60,096
    Entra ASA                                               7,186    108,612
#*  Fred Olsen Energy ASA                                   4,932     13,999
    Frontline, Ltd.                                        10,421     48,343
    Gjensidige Forsikring ASA                               7,694    145,144
    Grieg Seafood ASA                                      11,520    101,799
#*  Hexagon Composites ASA                                 12,297     40,624
#   Hoegh LNG Holdings, Ltd.                                2,182     17,023
*   Kongsberg Automotive ASA                               69,568     89,670
*   Kvaerner ASA                                           31,962     68,105
    Leroy Seafood Group ASA                                28,520    145,241
    Marine Harvest ASA                                     14,667    253,972
#*  NEL ASA                                                62,309     24,650
#*  Nordic Semiconductor ASA                                8,150     48,516
    Norsk Hydro ASA                                        43,853    319,309
#   Norway Royal Salmon ASA                                 2,790     44,771
#*  Norwegian Air Shuttle ASA                               3,355     98,231
*   Norwegian Finans Holding ASA                            7,499     85,622
    Norwegian Property ASA                                 12,146     17,173
    Ocean Yield ASA                                        11,494    103,651

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
NORWAY -- (Continued)
*   Odfjell Drilling, Ltd.                                   14,111 $   66,525
    Odfjell SE Class A                                        3,280     13,093
    Olav Thon Eiendomsselskap ASA                             1,732     34,982
    Orkla ASA                                                10,762    111,991
#*  Otello Corp. ASA                                         14,632     45,822
#*  Petroleum Geo-Services ASA                               53,508    158,902
#*  Prosafe SE                                                5,041      7,706
    Protector Forsikring ASA                                 12,346    149,810
#*  REC Silicon ASA                                         334,585     49,978
    Salmar ASA                                                4,507    122,543
    Sbanken ASA                                               2,521     25,971
    Scatec Solar ASA                                         16,321     95,681
    Schibsted ASA Class A                                     2,182     70,228
    Schibsted ASA Class B                                     1,832     55,354
    Selvaag Bolig ASA                                         5,149     22,723
*   Solstad Farstad ASA                                         578        404
    SpareBank 1 SR-Bank ASA                                  19,091    227,877
    Statoil ASA                                              51,307  1,202,190
#   Statoil ASA Sponsored ADR                                 3,101     72,687
    Stolt-Nielsen, Ltd.                                       5,455     73,371
    Storebrand ASA                                           30,961    277,145
    Subsea 7 SA                                              31,080    484,107
#   Telenor ASA                                              11,977    280,018
    TGS NOPEC Geophysical Co. ASA                            15,580    391,407
    Tomra Systems ASA                                         9,964    168,766
    Treasure ASA                                             11,954     21,894
    Veidekke ASA                                             10,630    113,729
#   XXL ASA                                                   6,078     75,137
    Yara International ASA                                    4,538    218,281
                                                                    ----------
TOTAL NORWAY                                                         9,067,186
                                                                    ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                            17,850    107,889
*   Banco Comercial Portugues SA Class R                  1,780,475    710,899
#   CTT-Correios de Portugal SA                              26,952    115,311
#   EDP - Energias de Portugal SA                            62,176    218,157
    EDP Renovaveis SA                                        19,602    171,483
    Galp Energia SGPS SA                                     36,078    689,172
    Jeronimo Martins SGPS SA                                 10,651    226,869
    Mota-Engil SGPS SA                                       17,035     84,615
    Navigator Co. SA (The)                                   22,034    123,717
    NOS SGPS SA                                              56,045    381,532
#   REN - Redes Energeticas Nacionais SGPS SA                29,232     91,122
    Semapa-Sociedade de Investimento e Gestao                 5,025    114,746
    Sonae Capital SGPS SA                                    12,527     16,379
    Sonae SGPS SA                                           116,420    187,097
    Teixeira Duarte SA                                       12,108      4,080
                                                                    ----------
TOTAL PORTUGAL                                                       3,243,068
                                                                    ----------
SINGAPORE -- (1.1%)
    Accordia Golf Trust                                     144,700     76,581
    Amara Holdings, Ltd.                                     40,200     16,522

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
SINGAPORE -- (Continued)
    Ascendas India Trust                                     72,000 $ 62,561
*   Banyan Tree Holdings, Ltd.                               45,200   21,349
    Best World International, Ltd.                           34,000   34,968
    Boustead Projects, Ltd.                                   2,700    1,809
    Boustead Singapore, Ltd.                                 59,700   37,624
    Breadtalk Group, Ltd.                                    12,000   15,701
#   Bukit Sembawang Estates, Ltd.                            25,900  128,038
    CapitaLand, Ltd.                                        147,300  430,066
    Centurion Corp., Ltd.                                    37,000   14,814
    China Aviation Oil Singapore Corp., Ltd.                 21,900   27,156
    China Sunsine Chemical Holdings, Ltd.                    43,300   36,910
    Chip Eng Seng Corp., Ltd.                               110,800   85,134
    Chuan Hup Holdings, Ltd.                                 63,400   15,422
    CITIC Envirotech, Ltd.                                   96,100   55,613
    City Developments, Ltd.                                  24,000  241,882
    ComfortDelGro Corp., Ltd.                               191,200  305,724
    CSE Global, Ltd.                                         44,000   12,227
    Dairy Farm International Holdings, Ltd.                  11,000   93,340
    DBS Group Holdings, Ltd.                                 34,677  696,006
    Del Monte Pacific, Ltd.                                  53,748   11,055
    Delfi, Ltd.                                              26,800   33,440
*   Dyna-Mac Holdings, Ltd.                                  42,000    4,713
*   Ezion Holdings, Ltd.                                    259,152   25,915
#*  Ezra Holdings, Ltd.                                     190,010    5,772
    Far East Orchard, Ltd.                                   20,100   22,985
    First Resources, Ltd.                                    68,800   99,491
    Food Empire Holdings, Ltd.                               42,400   21,789
*   Fragrance Group, Ltd.                                    64,000    7,744
    Frasers Centrepoint, Ltd.                                65,100  106,721
    Frencken Group, Ltd.                                     61,500   31,816
    Fu Yu Corp., Ltd.                                       102,100   15,475
*   Gallant Venture, Ltd.                                    52,000    5,195
    Geo Energy Resources, Ltd.                              113,700   22,499
    GL, Ltd.                                                 45,000   29,182
    Golden Agri-Resources, Ltd.                           1,138,100  328,756
    Golden Energy & Resources, Ltd.                          34,500   11,668
    Great Eastern Holdings, Ltd.                              2,400   55,118
    GuocoLand, Ltd.                                          41,900   72,177
*   Halcyon Agri Corp., Ltd.                                 43,213   21,716
    Hanwell Holdings, Ltd.                                   88,400   21,843
    Haw Par Corp., Ltd.                                      10,300   94,610
    Hi-P International, Ltd.                                 51,800   78,187
    Ho Bee Land, Ltd.                                        25,500   50,850
    Hong Fok Corp., Ltd.                                     47,700   31,441
    Hong Leong Asia, Ltd.                                    29,800   25,819
    Hong Leong Finance, Ltd.                                 19,500   39,947
    Hongkong Land Holdings, Ltd.                             12,300   88,577
    Hutchison Port Holdings Trust                           914,900  378,381
    Hyflux, Ltd.                                             78,700   22,480
    Indofood Agri Resources, Ltd.                           119,900   36,423
    Japfa, Ltd.                                             100,800   39,948
    Jardine Cycle & Carriage, Ltd.                            3,866  117,463
    k1 Ventures, Ltd.                                        16,400    9,501

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
SINGAPORE -- (Continued)
    Keppel Corp., Ltd.                                     80,400 $529,412
    Keppel Infrastructure Trust                           258,425  112,388
    Keppel Telecommunications & Transportation, Ltd.       10,300   12,484
    Lian Beng Group, Ltd.                                  48,000   28,207
    Lum Chang Holdings, Ltd.                               70,700   20,701
    M1, Ltd.                                               33,700   47,510
    Mandarin Oriental International, Ltd.                  11,800   25,484
    Metro Holdings, Ltd.                                   77,400   68,312
#*  Midas Holdings, Ltd.                                  218,800   29,479
*   Nam Cheong, Ltd.                                      118,000    1,349
*   Noble Group, Ltd.                                     179,160   33,990
    OUE, Ltd.                                              42,500   69,612
    Oversea-Chinese Banking Corp., Ltd.                    61,460  604,264
    Oxley Holdings, Ltd.                                   96,690   51,075
*   Pacc Offshore Services Holdings, Ltd.                  43,100   14,438
    Pan-United Corp., Ltd.                                 47,875   15,337
*   Penguin International, Ltd.                            28,666    7,705
    Perennial Real Estate Holdings, Ltd.                   18,700   12,344
    Q&M Dental Group Singapore, Ltd.                       44,700   21,328
    QAF, Ltd.                                              29,082   25,284
*   Raffles Education Corp., Ltd.                         103,000   20,831
    RHT Health Trust                                      103,300   64,198
    Riverstone Holdings, Ltd.                              21,800   18,738
*   Rowsley, Ltd.                                         277,600   27,269
    SATS, Ltd.                                             47,000  197,643
    SBS Transit, Ltd.                                       6,200   12,004
    SembCorp Industries, Ltd.                             205,200  530,263
    SembCorp Marine, Ltd.                                  12,100   22,996
    Sheng Siong Group, Ltd.                                39,000   27,657
    SIA Engineering Co., Ltd.                               4,600   11,712
    SIIC Environment Holdings, Ltd.                       135,500   55,772
    Sinarmas Land, Ltd.                                   175,900   51,562
    Sing Holdings, Ltd.                                    67,700   22,935
    Singapore Airlines, Ltd.                               66,800  575,328
    Singapore Exchange, Ltd.                               28,200  175,991
#   Singapore Post, Ltd.                                  261,900  257,673
    Singapore Press Holdings, Ltd.                        150,900  303,022
    Singapore Telecommunications, Ltd.(B02PY22)           103,300  278,712
    Singapore Telecommunications, Ltd.(B02PY00)            25,600   69,222
#*  Sino Grandness Food Industry Group, Ltd.               66,909   10,653
    Stamford Land Corp., Ltd.                              92,500   36,390
    StarHub, Ltd.                                          74,700  164,359
    Straits Trading Co., Ltd.                              12,800   22,652
    Sunningdale Tech, Ltd.                                 26,600   39,909
*   Swiber Holdings, Ltd.                                  23,999      373
*   Tat Hong Holdings, Ltd.                                50,600   18,683
    Tuan Sing Holdings, Ltd.                              103,000   37,515
    UMS Holdings, Ltd.                                     71,875   58,381
    United Engineers, Ltd.                                 84,500  169,937
    United Industrial Corp., Ltd.                          28,100   72,359
    United Overseas Bank, Ltd.                             45,170  942,830
    UOB-Kay Hian Holdings, Ltd.                            47,000   51,266
    UOL Group, Ltd.                                        42,051  292,420

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SINGAPORE -- (Continued)
    Valuetronics Holdings, Ltd.                            42,350 $    30,606
    Venture Corp., Ltd.                                    46,200     809,347
    Vibrant Group, Ltd.                                    68,346      19,535
    Wee Hur Holdings, Ltd.                                 81,000      16,352
    Wheelock Properties Singapore, Ltd.                    50,500      75,489
    Wing Tai Holdings, Ltd.                                64,700     119,387
    Xinghua Port Holdings, Ltd.                            47,875       5,474
*   Yongnam Holdings, Ltd.                                 39,750      10,573
                                                                  -----------
TOTAL SINGAPORE                                                    11,836,865
                                                                  -----------
SPAIN -- (2.6%)
    Abertis Infraestructuras SA                            24,855     602,993
    Acciona SA                                              6,125     554,579
    Acerinox SA                                            29,581     434,998
    ACS Actividades de Construccion y Servicios SA         17,679     707,380
*   Adveo Group International SA                               65         231
    Aena SME SA                                             1,756     382,377
    Almirall SA                                             5,085      55,203
    Amadeus IT Group SA                                    15,953   1,236,817
#*  Amper SA                                              158,699      35,630
    Applus Services SA                                     21,002     303,381
    Atresmedia Corp. de Medios de Comunicacion SA           9,147      95,586
    Azkoyen SA                                              1,900      20,036
    Banco de Sabadell SA                                  454,939   1,081,301
    Banco Santander SA                                    668,567   4,963,602
    Bankia SA                                              66,523     336,739
    Bankinter SA                                           16,718     192,218
    Bolsas y Mercados Espanoles SHMSF SA                    9,273     316,291
    CaixaBank SA                                          192,711   1,039,508
    Cellnex Telecom SA                                     19,035     513,921
    Cie Automotive SA                                       7,701     263,907
    Construcciones y Auxiliar de Ferrocarriles SA           1,770      82,379
*   Deoleo SA                                             100,226      23,412
    Distribuidora Internacional de Alimentacion SA         79,159     422,954
*   Duro Felguera SA                                        4,050       1,941
    Ebro Foods SA                                           7,228     178,037
*   eDreams ODIGEO SA                                       6,440      42,291
    Elecnor SA                                              6,760     107,496
    Enagas SA                                              35,837     976,246
    Ence Energia y Celulosa SA                             29,445     189,118
    Endesa SA                                              11,727     263,241
    Ercros SA                                              20,301      74,817
    Euskaltel SA                                           13,903     120,830
    Faes Farma SA(B1PQHS6)                                 26,328      95,776
    Faes Farma SA(BF5CRM6)                                    940       3,421
    Ferrovial SA                                           18,302     420,156
    Fluidra SA                                              5,883      79,142
    Gas Natural SDG SA                                     28,690     663,355
    Grupo Catalana Occidente SA                             2,716     127,089
*   Grupo Empresarial San Jose SA                           5,655      25,531
#*  Grupo Ezentis SA                                       25,403      20,712
    Iberdrola SA(B288C92)                                 262,599   2,137,500

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SPAIN -- (Continued)
    Iberdrola SA(BF7PH45)                                   5,709 $    46,481
*   Indra Sistemas SA                                      15,238     224,240
    Industria de Diseno Textil SA                          13,831     494,920
    Laboratorios Farmaceuticos Rovi SA                         13         260
*   Liberbank SA                                          137,595      77,014
    Mapfre SA                                             186,894     663,644
    Mediaset Espana Comunicacion SA                        23,265     263,098
    Melia Hotels International SA                           5,483      77,484
    NH Hotel Group SA                                      16,939     128,793
*   Obrascon Huarte Lain SA                                27,745     171,284
    Papeles y Cartones de Europa SA                         9,091     135,893
*   Pharma Mar SA                                           7,549      16,171
#*  Promotora de Informaciones SA Class A                   7,953      15,949
    Prosegur Cia de Seguridad SA                           43,150     358,735
#*  Quabit Inmobiliaria SA                                  8,335      22,446
*   Realia Business SA                                     37,641      52,697
    Red Electrica Corp. SA                                 27,612     582,406
    Repsol SA                                              84,339   1,587,336
#   Sacyr SA                                               61,238     199,865
    Saeta Yield SA                                          6,421      89,505
    Siemens Gamesa Renewable Energy SA                      7,205     112,417
*   Solaria Energia y Medio Ambiente SA                     7,125      20,749
    Talgo SA                                               16,386      95,104
#   Tecnicas Reunidas SA                                    4,356     148,509
    Telefonica SA                                         123,651   1,268,476
    Telefonica SA Sponsored ADR                             2,163      22,149
*   Tubacex SA                                              6,641      28,443
*   Tubos Reunidos SA                                       7,475       7,318
    Vidrala SA                                              3,219     326,849
    Viscofan SA                                             5,278     369,141
*   Vocento SA                                              7,738      13,738
    Zardoya Otis SA                                        22,904     261,685
                                                                  -----------
TOTAL SPAIN                                                        27,074,941
                                                                  -----------
SWEDEN -- (2.5%)
    AAK AB                                                  3,627     337,358
    Acando AB                                              15,009      57,980
    AddLife AB                                              1,213      28,008
    AddNode Group AB                                        1,340      13,523
    AddTech AB Class B                                      6,917     170,573
    AF AB Class B                                           9,094     218,188
    Alfa Laval AB                                          11,692     306,854
#   Alimak Group AB                                         1,568      26,408
*   Arjo AB Class B                                        18,403      60,254
    Assa Abloy AB Class B                                  17,605     390,243
    Atrium Ljungberg AB Class B                             5,526      91,288
    Attendo AB                                              8,920      94,204
#   Avanza Bank Holding AB                                  2,837     159,369
    Axfood AB                                               6,708     134,884
*   BE Group AB                                             2,614      19,560
    Beijer Alma AB                                          3,709     120,726
    Beijer Ref AB                                           1,333      57,867

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWEDEN -- (Continued)
    Bergman & Beving AB                                    2,710 $   28,576
    Bilia AB Class A                                      18,618    179,094
    BillerudKorsnas AB                                    23,937    368,558
    BioGaia AB Class B                                     1,469     58,063
    Bjorn Borg AB                                          2,898      9,966
    Boliden AB                                            30,871  1,120,708
#   Bonava AB                                                969     13,868
    Bonava AB Class B                                     10,872    155,100
    Bravida Holding AB                                     7,166     51,027
    Bufab AB                                               3,770     50,323
    Bulten AB                                              2,126     32,239
    Bure Equity AB                                         6,544     81,959
#   Byggmax Group AB                                      14,220     87,284
    Castellum AB                                          15,374    265,090
    Catena AB                                              1,907     38,677
    Cavotec SA                                             6,898     22,625
    Clas Ohlson AB Class B                                 6,895     95,549
    Cloetta AB Class B                                    24,602    101,593
*   Collector AB                                           2,194     23,095
    Com Hem Holding AB                                    30,063    522,457
    Concentric AB                                          9,782    191,418
    Coor Service Management Holding AB                     1,883     15,836
    Dios Fastigheter AB                                   11,486     81,308
    Dometic Group AB                                       6,010     65,043
    Doro AB                                                2,536     12,113
    Duni AB                                                5,891     88,817
    Dustin Group AB                                        8,260     81,382
    Eastnine AB                                            4,136     46,907
#   Elanders AB Class B                                    1,369     14,148
    Electrolux AB Series B                                10,383    366,816
#   Elekta AB Class B                                     17,950    171,475
#*  Eltel AB                                              14,557     52,705
    Enea AB                                                2,198     21,761
*   Essity AB Class A                                      1,061     31,758
*   Essity AB Class B                                     19,265    577,096
    Fabege AB                                              8,182    179,146
#   Fagerhult AB                                           2,325     28,974
*   Fastighets AB Balder Class B                           6,357    169,268
    FastPartner AB                                           553     10,262
    Fenix Outdoor International AG                           365     46,648
#*  Fingerprint Cards AB Class B                          19,879     30,712
    Getinge AB Class B                                    21,064    288,636
    Granges AB                                            13,772    144,923
    Gunnebo AB                                             5,913     27,314
*   Haldex AB                                              5,611     64,845
    Hemfosa Fastigheter AB                                15,438    212,219
#   Hennes & Mauritz AB Class B                           14,140    250,240
    Hexagon AB Class B                                     6,501    387,630
    Hexpol AB                                             21,350    229,244
    HIQ International AB                                   9,640     83,636
    Hoist Finance AB                                       4,627     56,445
    Holmen AB Class B                                      5,995    315,814
    Hufvudstaden AB Class A                                5,938     95,568

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SWEDEN -- (Continued)
    Husqvarna AB Class A                                    3,743 $   38,838
    Husqvarna AB Class B                                   38,587    402,534
#   ICA Gruppen AB                                          5,194    202,916
    Indutrade AB                                           10,578    326,236
#   Intrum Justitia AB                                      8,915    330,559
    Inwido AB                                               6,499     67,354
    ITAB Shop Concept AB Class B                            2,085     12,008
    JM AB                                                   9,597    216,474
    KappAhl AB                                             10,381     44,118
    Karo Pharma AB                                         10,199     47,132
    Klovern AB Class B                                     64,474     85,584
    KNOW IT AB                                              4,206     88,832
    Kungsleden AB                                          18,823    133,339
    Lagercrantz Group AB Class B                            8,787     92,562
    Lifco AB Class B                                        2,024     81,550
    Lindab International AB                                11,046     97,371
    Loomis AB Class B                                      15,411    616,170
*   Lundin Petroleum AB                                     5,054    126,091
#*  Medivir AB Class B                                      2,235     12,301
#   Mekonomen AB                                            3,298     60,307
#   Millicom International Cellular SA                      6,814    508,273
    Modern Times Group MTG AB Class B                       8,916    408,957
*   Momentum Group AB Class B                               2,710     37,241
    MQ Holding AB                                           4,787     14,565
#   Mycronic AB                                             9,725    109,823
    NCC AB Class B                                         10,984    217,763
    New Wave Group AB Class B                               9,925     69,871
    Nibe Industrier AB Class B                             23,396    227,818
    Nobia AB                                               19,935    161,057
    Nobina AB                                              19,099    135,318
    Nolato AB Class B                                       3,468    233,332
    Nordax Group AB                                         3,350     22,342
    Nordea Bank AB                                        101,527  1,253,360
    NP3 Fastigheter AB                                      2,431     18,079
    OEM International AB Class B                              697     16,720
#   Opus Group AB                                          38,441     31,465
    Pandox AB                                               9,896    185,928
    Peab AB                                                21,564    185,002
    Platzer Fastigheter Holding AB Class B                  3,964     26,080
    Pricer AB Class B                                      19,106     22,032
    Proact IT Group AB                                      1,487     32,654
    Probi AB                                                  221      8,982
#*  Qliro Group AB                                         13,238     27,248
    Ratos AB Class B                                       38,101    179,420
*   RaySearch Laboratories AB                               2,357     47,010
#   Recipharm AB Class B                                    4,521     54,958
    Resurs Holding AB                                       4,007     29,724
    Rottneros AB                                           22,228     19,644
    Sagax AB Class B                                        4,254     54,009
    Sandvik AB                                             38,936    766,521
#*  SAS AB                                                 23,872     57,826
    Scandi Standard AB                                     11,064     88,606
    Scandic Hotels Group AB                                 3,696     40,895

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWEDEN -- (Continued)
    Sectra AB Class B                                       2,309 $    55,552
    Securitas AB Class B                                   16,440     304,314
    Semcon AB                                               1,792      10,883
*   Sensys Gatso Group AB                                  80,848      13,121
    Skandinaviska Enskilda Banken AB Class A               53,665     678,207
    Skandinaviska Enskilda Banken AB Class C                1,269      16,234
    Skanska AB Class B                                     13,923     282,988
    SkiStar AB                                              3,188      65,088
*   SSAB AB Class A(B17H0S8)                               21,509     136,471
*   SSAB AB Class A(BPRBWK4)                                2,180      13,916
*   SSAB AB Class B(B17H3F6)                               56,910     296,081
*   SSAB AB Class B(BPRBWM6)                               12,326      64,430
#   Svenska Cellulosa AB SCA Class A                        2,239      25,947
    Svenska Cellulosa AB SCA Class B                       65,778     680,616
    Svenska Handelsbanken AB Class A                       45,302     659,334
    Svenska Handelsbanken AB Class B                        1,480      21,873
    Sweco AB Class B                                        6,295     142,109
    Swedbank AB Class A                                    30,943     791,352
*   Swedish Orphan Biovitrum AB                             6,693     117,579
    Swedol AB Class B                                       7,500      27,480
    Systemair AB                                            2,749      41,216
#   Tele2 AB Class B                                       29,814     372,856
    Telia Co. AB                                          230,338   1,156,225
    Thule Group AB                                         15,822     360,144
    Trelleborg AB Class B                                  19,046     508,367
    Troax Group AB                                            619      22,278
    Victoria Park AB Class B                               12,734      48,562
    Wallenstam AB Class B                                  17,808     168,615
    Wihlborgs Fastigheter AB                                7,538     183,455
                                                                  -----------
TOTAL SWEDEN                                                       25,673,337
                                                                  -----------
SWITZERLAND -- (4.4%)
    ABB, Ltd.                                              74,739   2,083,183
    ABB, Ltd. Sponsored ADR                                 6,352     177,030
    Adecco Group AG                                        14,263   1,173,573
    Allreal Holding AG                                      2,125     369,722
*   Alpiq Holding AG                                          542      42,393
    ALSO Holding AG                                           807     118,900
    ams AG                                                  2,344     216,598
    APG SGA SA                                                147      72,474
#*  Arbonia AG                                              5,508      98,374
#   Aryzta AG                                              16,362     440,504
    Ascom Holding AG                                        3,746      96,911
    Autoneum Holding AG                                       683     225,850
    Baloise Holding AG                                      5,487     897,686
    Bank Cler AG                                              825      38,994
    Banque Cantonale de Geneve                                242      43,785
    Banque Cantonale Vaudoise                                 334     280,943
    Belimo Holding AG                                          45     210,958
    Bell Food Group AG                                        223     107,125
    Bellevue Group AG                                       1,525      43,085
#   Berner Kantonalbank AG                                    667     132,879

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWITZERLAND -- (Continued)
    BFW Liegenschaften AG                                    476 $   21,960
    BKW AG                                                 1,274     81,473
    Bobst Group SA                                         2,128    279,049
    Bossard Holding AG Class A                             1,313    339,107
    Bucher Industries AG                                   1,070    490,259
#   Burckhardt Compression Holding AG                        543    201,839
    Burkhalter Holding AG                                    390     50,336
    Calida Holding AG                                        679     26,285
    Carlo Gavazzi Holding AG                                  71     25,967
    Cembra Money Bank AG                                   3,946    389,257
    Cham Paper Holding AG                                     53     25,321
*   Cicor Technologies, Ltd.                                 460     38,442
    Cie Financiere Richemont SA                           13,347  1,280,191
    Cie Financiere Tradition SA                              381     41,764
    Clariant AG                                           36,295  1,038,862
    Coltene Holding AG                                       595     62,226
    Conzzeta AG                                              227    276,365
    Credit Suisse Group AG                                38,291    740,587
    Credit Suisse Group AG Sponsored ADR                  52,048  1,006,609
    Daetwyler Holding AG                                     652    138,438
    DKSH Holding AG                                        4,027    376,549
    dormakaba Holding AG                                     388    356,995
*   Dufry AG                                               5,116    793,633
    EFG International AG                                  18,433    207,252
    Emmi AG                                                  386    292,682
    EMS-Chemie Holding AG                                    318    233,766
    Energiedienst Holding AG                                 346      9,674
#*  Evolva Holding SA                                     22,215      7,543
    Feintool International Holding AG                        276     38,283
    Flughafen Zurich AG                                    3,389    863,384
    Forbo Holding AG                                         207    350,046
    GAM Holding AG                                        33,689    632,782
#   Geberit AG                                             1,255    594,406
    Georg Fischer AG                                         877  1,269,590
    Givaudan SA                                              348    837,724
    Gurit Holding AG                                          69     77,188
    Helvetia Holding AG                                    1,170    697,040
    Hiag Immobilien Holding AG                               197     26,083
#   HOCHDORF Holding AG                                      188     61,236
    Huber & Suhner AG                                      2,188    127,596
    Hypothekarbank Lenzburg AG                                 3     14,703
*   Idorsia, Ltd.                                          3,078     95,361
    Implenia AG                                            2,220    161,048
    Inficon Holding AG                                       262    163,954
    Interroll Holding AG                                     130    215,023
    Intershop Holding AG                                     124     65,309
    Julius Baer Group, Ltd.                               14,957  1,027,490
    Jungfraubahn Holding AG                                  368     54,540
    Kardex AG                                              1,504    204,585
    Komax Holding AG                                         476    164,158
#   Kudelski SA                                            5,386     67,713
    Kuehne + Nagel International AG                        1,938    355,919
    LafargeHolcim, Ltd.                                   15,334    938,211

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWITZERLAND -- (Continued)
    LEM Holding SA                                            50 $   89,811
    Liechtensteinische Landesbank AG                       1,560     86,162
#   Logitech International SA(B1921K0)                     9,093    384,634
    Logitech International SA(B18ZRK2)                     5,413    227,015
    Luzerner Kantonalbank AG                                 511    271,729
    MCH Group AG                                             293     20,518
    Metall Zug AG Class B                                     30    120,408
*   Meyer Burger Technology AG                             9,014     18,335
#   Mobilezone Holding AG                                  1,960     25,313
    Mobimo Holding AG                                      1,060    296,534
    OC Oerlikon Corp. AG                                  35,126    626,726
*   Orascom Development Holding AG                         3,188     57,282
#   Orell Fuessli Holding AG                                  12      1,457
    Orior AG                                                 891     72,273
    Partners Group Holding AG                                732    568,804
    Phoenix Mecano AG                                         82     56,214
    Plazza AG Class A                                        139     33,734
    PSP Swiss Property AG                                  4,353    428,060
    Romande Energie Holding SA                                13     17,454
    Schaffner Holding AG                                      96     32,504
*   Schmolz + Bickenbach AG                               74,992     64,399
    Schweiter Technologies AG                                176    220,176
    SFS Group AG                                           2,770    348,067
#   SGS SA                                                   192    516,127
    Sonova Holding AG                                      5,307    855,229
    St Galler Kantonalbank AG                                379    212,551
    Straumann Holding AG                                     771    588,491
    Sulzer AG                                              2,384    338,805
#   Sunrise Communications Group AG                        6,561    616,889
    Swatch Group AG (The)(7184725)                         1,925    880,667
    Swatch Group AG (The)(7184736)                         3,432    296,467
    Swiss Life Holding AG                                  3,355  1,259,795
    Swiss Prime Site AG                                    4,840    468,572
    Swiss Re AG                                           11,383  1,122,744
#   Swisscom AG                                            2,171  1,185,561
    Swissquote Group Holding SA                            1,917     94,744
    Tamedia AG                                               410     61,237
    Temenos Group AG                                       5,716    789,931
    Thurgauer Kantonalbank                                   103     11,725
    u-blox Holding AG                                      1,435    300,866
*   UBS Group AG(H42097107)                               91,602  1,861,353
    UBS Group AG(BRJL176)                                 40,299    818,046
    Valiant Holding AG                                     2,602    314,286
    Valora Holding AG                                        579    213,077
#   Vaudoise Assurances Holding SA                           181    102,538
    Vetropack Holding AG                                      27     54,265
    Vifor Pharma AG                                        5,459    802,853
*   Von Roll Holding AG                                    5,887      9,033
    Vontobel Holding AG                                    5,562    401,843
    VP Bank AG                                               585     93,252
    VZ Holding AG                                            244     82,335
    Walliser Kantonalbank                                     10      1,096
#   Walter Meier AG                                           85      3,865

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Warteck Invest AG                                           7 $    14,619
#   Ypsomed Holding AG                                        385      72,099
    Zehnder Group AG                                        1,838      85,168
#   Zug Estates Holding AG Class B                             25      47,537
    Zuger Kantonalbank AG                                      16      97,262
    Zurich Insurance Group AG                               6,810   2,240,133
                                                                  -----------
TOTAL SWITZERLAND                                                  45,789,440
                                                                  -----------
UNITED KINGDOM -- (15.1%)
    3i Group P.L.C.                                        60,409     798,790
    4imprint Group P.L.C.                                   1,351      38,353
    A.G. Barr P.L.C.                                       21,715     197,979
    AA P.L.C.                                              43,403      77,676
    Acacia Mining P.L.C.                                   23,015      60,764
    Admiral Group P.L.C.                                   14,935     392,209
    Aggreko P.L.C.                                         50,747     581,284
    Air Partner P.L.C.                                      9,325      18,918
*   Aldermore Group P.L.C.                                  7,681      33,970
    Anglo American P.L.C.                                 149,215   3,617,108
    Anglo Pacific Group P.L.C.                             20,199      43,732
    Anglo-Eastern Plantations P.L.C.                        2,071      22,353
    Antofagasta P.L.C.                                     25,810     341,596
    Arrow Global Group P.L.C.                              37,295     216,156
    Ascential P.L.C.                                        3,318      17,131
    Ashmore Group P.L.C.                                   56,347     343,958
    Ashtead Group P.L.C.                                   49,049   1,466,225
    Associated British Foods P.L.C.                         6,376     247,291
    Auto Trader Group P.L.C.                               97,304     497,496
    AVEVA Group P.L.C.                                      6,407     271,674
    Aviva P.L.C.                                          239,040   1,743,897
    Avon Rubber P.L.C.                                      2,375      42,391
    B&M European Value Retail SA                          129,775     765,996
    Balfour Beatty P.L.C.                                  30,335     121,725
    Barclays P.L.C.                                       152,565     433,881
#   Barclays P.L.C. Sponsored ADR                         101,031   1,148,722
    Barratt Developments P.L.C.                            74,976     622,811
    BBA Aviation P.L.C.                                   112,771     563,612
    Beazley P.L.C.                                         74,609     563,574
    Bellway P.L.C.                                         22,291   1,050,838
    Berkeley Group Holdings P.L.C.                         18,632   1,049,091
    BHP Billiton P.L.C.                                    12,358     275,215
    BHP Billiton P.L.C. ADR                                48,655   2,166,121
    Bloomsbury Publishing P.L.C.                            4,964      13,050
    Bodycote P.L.C.                                        33,664     461,946
    Bovis Homes Group P.L.C.                               17,549     272,867
    BP P.L.C.                                             351,892   2,510,534
    BP P.L.C. Sponsored ADR                               130,618   5,589,139
    Braemar Shipping Services P.L.C.                        2,799      10,362
    Brewin Dolphin Holdings P.L.C.                         54,466     288,789
    Britvic P.L.C.                                         32,914     343,241
    BT Group P.L.C.                                       218,977     800,044
    BT Group P.L.C. Sponsored ADR                           1,608      30,166

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
UNITED KINGDOM -- (Continued)
*   BTG P.L.C.                                             13,632 $143,939
    Bunzl P.L.C.                                           10,423  304,900
    Burberry Group P.L.C.                                  31,082  697,062
*   Cairn Energy P.L.C.                                   103,213  303,676
    Cambian Group P.L.C.                                   15,934   43,958
    Capita P.L.C.                                          57,302  148,317
    Capital & Counties Properties P.L.C.                   82,272  345,509
*   Carclo P.L.C.                                           7,329    8,692
    Card Factory P.L.C.                                    58,527  160,012
#   Carillion P.L.C.                                       52,504   11,082
    Carnival P.L.C.                                         1,660  117,121
    Carnival P.L.C. ADR                                     5,689  405,796
*   Carpetright P.L.C.                                        246      295
    Centamin P.L.C.                                       184,125  426,020
    Centrica P.L.C.                                       269,114  510,606
    Chesnara P.L.C.                                         7,418   41,213
    Cineworld Group P.L.C.                                 30,823  225,642
#*  Circassia Pharmaceuticals P.L.C.                       29,532   40,036
    Clarkson P.L.C.                                         1,911   85,593
    Clipper Logistics P.L.C.                                3,651   22,916
    Close Brothers Group P.L.C.                            29,298  655,071
    CLS Holdings P.L.C.                                    17,977   60,413
    CMC Markets P.L.C.                                     20,397   46,092
*   Cobham P.L.C.                                         362,338  672,867
    Coca-Cola HBC AG                                       13,883  466,406
    Communisis P.L.C.                                      36,195   34,897
    Compass Group P.L.C.                                   26,460  557,108
    Computacenter P.L.C.                                   10,772  174,162
    Connect Group P.L.C.                                   18,166   19,278
    Consort Medical P.L.C.                                  7,742  131,662
    Costain Group P.L.C.                                   24,797  161,616
    Countryside Properties P.L.C.                          12,436   55,916
*   Countrywide P.L.C.                                     18,971   22,932
    Cranswick P.L.C.                                        9,230  384,837
    Crest Nicholson Holdings P.L.C.                        43,619  313,093
    Croda International P.L.C.                              9,413  599,063
    CYBG P.L.C.                                            34,591  157,466
    Daejan Holdings P.L.C.                                    730   61,874
    Daily Mail & General Trust P.L.C.                      29,506  267,256
    Dairy Crest Group P.L.C.                               29,373  245,714
    DCC P.L.C.                                              6,235  655,341
    De La Rue P.L.C.                                       12,322  109,230
#   Debenhams P.L.C.                                      140,138   59,813
    Dechra Pharmaceuticals P.L.C.                           5,607  190,888
    Devro P.L.C.                                           43,406  139,095
*   Dialight P.L.C.                                         2,572   23,686
    Dignity P.L.C.                                          5,002   58,017
    Diploma P.L.C.                                         22,302  369,902
    Direct Line Insurance Group P.L.C.                    151,117  792,277
    DiscoverIE Group P.L.C.                                 5,122   27,655
    Dixons Carphone P.L.C.                                119,812  333,118
    Domino's Pizza Group P.L.C.                            48,143  230,928
    Drax Group P.L.C.                                      70,774  260,917

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    DS Smith P.L.C.                                       102,236 $  730,705
    Dunelm Group P.L.C.                                    10,664     97,097
    easyJet P.L.C.                                         19,216    452,644
    Electrocomponents P.L.C.                               61,471    534,839
    Elementis P.L.C.                                       65,132    267,678
*   EnQuest P.L.C.                                        178,722     94,989
    Entertainment One, Ltd.                                36,973    169,846
    esure Group P.L.C.                                     56,417    191,779
    Euromoney Institutional Investor P.L.C.                 4,664     78,137
    Evraz P.L.C.                                           44,279    233,713
    Experian P.L.C.                                        32,293    744,282
    Fenner P.L.C.                                          20,892    140,519
    Ferguson P.L.C.                                        10,123    781,725
    Ferrexpo P.L.C.                                        66,496    275,466
    Fidessa Group P.L.C.                                    8,391    280,767
*   Findel P.L.C.                                           3,077      9,957
*   Firstgroup P.L.C.                                     204,488    301,601
    Foxtons Group P.L.C.                                   38,161     36,987
    Fresnillo P.L.C.                                       10,219    195,649
    G4S P.L.C.                                            196,923    794,801
    Galliford Try P.L.C.                                   15,504    240,260
    Games Workshop Group P.L.C.                             2,440     81,240
*   Gem Diamonds, Ltd.                                     15,725     20,025
    Genus P.L.C.                                            5,542    190,492
    GKN P.L.C.                                            179,485  1,077,289
    Glencore P.L.C.                                       324,033  1,857,160
    Go-Ahead Group P.L.C.                                   5,866    134,628
    Gocompare.Com Group P.L.C.                             39,443     64,907
    Grafton Group P.L.C.                                   23,743    266,512
    Grainger P.L.C.                                        51,173    210,110
    Greencore Group P.L.C.                                 42,504    117,404
    Greggs P.L.C.                                          25,482    478,267
*   Gulf Keystone Petroleum, Ltd.                          16,498     28,258
    Gulf Marine Services P.L.C.                             4,251      2,904
    Gym Group P.L.C. (The)                                  3,352     11,754
    Halfords Group P.L.C.                                  40,420    195,174
    Halma P.L.C.                                           39,042    708,586
    Hargreaves Lansdown P.L.C.                             11,431    301,639
    Hastings Group Holdings P.L.C.                         25,598    107,201
    Hays P.L.C.                                           295,258    847,629
    Headlam Group P.L.C.                                    9,335     76,214
    Helical P.L.C.                                         19,601     88,621
    Henry Boot P.L.C.                                       3,282     15,932
    Hill & Smith Holdings P.L.C.                           16,263    277,357
    Hilton Food Group P.L.C.                                3,917     47,261
    Hiscox, Ltd.                                           28,931    581,061
    Hochschild Mining P.L.C.                               57,759    188,113
    HomeServe P.L.C.                                       41,536    461,953
    Hostelworld Group P.L.C.                                2,529     12,873
    Howden Joinery Group P.L.C.                           133,974    883,446
    HSBC Holdings P.L.C.                                   18,391    196,207
#   HSBC Holdings P.L.C. Sponsored ADR                    135,300  7,294,023
*   Hunting P.L.C.                                         24,785    216,216

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Huntsworth P.L.C.                                        16,294 $   19,444
    Ibstock P.L.C.                                           73,052    266,820
    IG Group Holdings P.L.C.                                 65,895    723,519
    IMI P.L.C.                                               40,653    767,208
    Inchcape P.L.C.                                          77,811    801,170
*   Indivior P.L.C.                                          75,661    432,266
    Informa P.L.C.                                           29,436    290,948
    Inmarsat P.L.C.                                          89,937    592,804
    InterContinental Hotels Group P.L.C.                      5,167    345,746
    InterContinental Hotels Group P.L.C. ADR                  6,582    441,449
    Intermediate Capital Group P.L.C.                        28,742    472,581
    International Consolidated Airlines Group SA             73,944    671,883
    International Personal Finance P.L.C.                    24,438     68,806
#*  Interserve P.L.C.                                        23,777     36,067
    Intertek Group P.L.C.                                    12,013    857,135
    Investec P.L.C.                                          68,149    529,466
*   IP Group P.L.C.                                          61,065    110,548
    ITE Group P.L.C.                                         49,582    121,438
    ITV P.L.C.                                              143,823    341,092
    IWG P.L.C.                                              116,110    437,613
    J Sainsbury P.L.C.                                      173,594    624,599
    James Fisher & Sons P.L.C.                               10,297    220,638
    Jardine Lloyd Thompson Group P.L.C.                      18,475    353,375
    JD Sports Fashion P.L.C.                                 71,389    371,066
    John Laing Group P.L.C.                                   6,777     27,357
    John Menzies P.L.C.                                      19,247    188,178
    John Wood Group P.L.C.                                   72,884    671,856
    Johnson Matthey P.L.C.                                   17,096    840,262
    Jupiter Fund Management P.L.C.                           77,421    650,414
*   Just Eat P.L.C.                                          11,579    133,832
    Just Group P.L.C.                                        61,501    128,344
*   KAZ Minerals P.L.C.                                      45,328    527,485
    KCOM Group P.L.C.                                       116,522    145,736
    Keller Group P.L.C.                                      14,504    205,746
    Kier Group P.L.C.                                         6,942    103,764
    Kingfisher P.L.C.                                       146,997    723,629
    Laird P.L.C.                                             85,514    151,910
*   Lamprell P.L.C.                                          41,997     47,720
    Lancashire Holdings, Ltd.                                20,642    192,924
    Laura Ashley Holdings P.L.C.                             59,628      5,611
    Legal & General Group P.L.C.                            340,235  1,306,974
*   Liberty Global P.L.C. Class A                             3,806    142,266
*   Liberty Global P.L.C. Series C                            9,330    333,641
    Lloyds Banking Group P.L.C.                           1,626,952  1,607,425
#   Lloyds Banking Group P.L.C. ADR                         258,936  1,043,512
    London Stock Exchange Group P.L.C.                       10,153    566,400
*   Lonmin P.L.C.                                            14,920     15,397
    Lookers P.L.C.                                           48,675     63,427
    Low & Bonar P.L.C.                                       25,791     22,111
    LSL Property Services P.L.C.                              6,199     24,964
    Man Group P.L.C.                                        142,949    440,651
    Marks & Spencer Group P.L.C.                            217,063    928,223
    Marshalls P.L.C.                                         40,105    237,597

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    McBride P.L.C.                                         44,516 $  112,015
    McCarthy & Stone P.L.C.                                41,469     86,124
    McColl's Retail Group P.L.C.                            4,154     16,412
    Mears Group P.L.C.                                     12,378     70,299
    Meggitt P.L.C.                                        137,975    908,933
    Melrose Industries P.L.C.                             230,653    741,255
    Merlin Entertainments P.L.C.                           64,135    299,143
    Micro Focus International P.L.C.                       19,954    609,967
    Millennium & Copthorne Hotels P.L.C.                   19,124    145,428
    Mitie Group P.L.C.                                     49,951    125,759
    Mondi P.L.C.                                           11,107    296,036
    Moneysupermarket.com Group P.L.C.                      66,769    321,070
    Morgan Advanced Materials P.L.C.                       67,061    330,392
    Morgan Sindall Group P.L.C.                             3,994     71,637
*   Mothercare P.L.C.                                      18,334     11,603
    N Brown Group P.L.C.                                   16,501     47,228
    National Express Group P.L.C.                          79,847    415,777
    National Grid P.L.C.                                    2,232     25,576
#   National Grid P.L.C. Sponsored ADR                      8,450    487,387
    NCC Group P.L.C.                                       20,594     58,768
    NEX Group P.L.C.                                       53,922    453,888
    Next P.L.C.                                             4,890    353,087
    Non-Standard Finance P.L.C.                            12,954     13,783
    Norcros P.L.C.                                          7,961     21,137
    Northgate P.L.C.                                       24,189    139,403
*   Ocado Group P.L.C.                                     51,505    368,540
    Old Mutual P.L.C.                                     441,407  1,465,072
    On the Beach Group P.L.C.                               5,178     38,320
    OneSavings Bank P.L.C.                                 34,248    194,162
*   Ophir Energy P.L.C.                                   122,192     96,387
    Oxford Instruments P.L.C.                               6,791     88,802
    Pagegroup P.L.C.                                       56,199    434,348
    Paragon Banking Group P.L.C.                           45,771    320,658
    PayPoint P.L.C.                                         8,942    112,836
    Pearson P.L.C.                                         53,758    529,114
#   Pearson P.L.C. Sponsored ADR                           25,110    245,325
    Pendragon P.L.C.                                      248,241     80,035
    Pennon Group P.L.C.                                    41,552    424,757
    Persimmon P.L.C.                                       32,656  1,160,871
*   Petra Diamonds, Ltd.                                   87,614     74,498
    Petrofac, Ltd.                                         45,289    341,247
*   Petropavlovsk P.L.C.                                  321,040     38,155
    Pets at Home Group P.L.C.                              74,453    189,304
    Phoenix Group Holdings                                 63,403    688,192
    Photo-Me International P.L.C.                          57,196    148,433
    Polypipe Group P.L.C.                                  39,618    222,678
    Porvair P.L.C.                                          1,400     10,551
*   Premier Foods P.L.C.                                  145,447     84,191
*   Premier Oil P.L.C.                                     89,436    105,256
    Provident Financial P.L.C.                             14,397    137,834
    Prudential P.L.C. ADR                                  30,236  1,636,675
    PZ Cussons P.L.C.                                      16,821     74,525
    Randgold Resources, Ltd.                                1,403    141,744

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Rathbone Brothers P.L.C.                                3,926 $  151,848
*   Raven Russia, Ltd.                                     20,145     14,237
    Redrow P.L.C.                                          44,105    374,865
    RELX P.L.C. Sponsored ADR                              28,757    630,066
    Renewi P.L.C.                                          74,274    106,628
    Renishaw P.L.C.                                         4,959    349,190
*   Renold P.L.C.                                           9,728      7,062
    Rentokil Initial P.L.C.                               127,498    537,792
*   Rhi Magnesita NV                                        3,146    203,333
    Ricardo P.L.C.                                          7,238    100,974
    Rightmove P.L.C.                                       11,983    751,130
#   Rio Tinto P.L.C. Sponsored ADR                         62,049  3,481,569
    Robert Walters P.L.C.                                   3,173     29,553
    Rolls-Royce Holdings P.L.C.                           124,927  1,550,164
    Rotork P.L.C.                                         155,778    653,647
*   Royal Bank of Scotland Group P.L.C.                    16,278     66,584
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR      50,587    421,390
    Royal Dutch Shell P.L.C. Class A                       55,365  1,941,034
    Royal Dutch Shell P.L.C. Class B                        6,426    227,952
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A        52,099  3,659,434
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B        50,810  3,654,763
    Royal Mail P.L.C.                                     100,187    667,511
    RPC Group P.L.C.                                       55,214    667,043
    RPS Group P.L.C.                                       25,396    105,149
    RSA Insurance Group P.L.C.                             94,806    834,225
    Saga P.L.C.                                           109,442    179,433
    Sage Group P.L.C. (The)                                37,789    402,363
    Savills P.L.C.                                         29,422    428,552
    Schroders P.L.C.(0239581)                               2,285     86,456
    Schroders P.L.C.(0240549)                               9,717    513,120
    SDL P.L.C.                                              5,135     33,398
    Senior P.L.C.                                          64,178    248,187
*   Serco Group P.L.C.                                     49,846     62,802
    Severfield P.L.C.                                      33,709     39,578
    Severn Trent P.L.C.                                    14,825    411,979
    SIG P.L.C.                                             71,621    165,407
    Sky P.L.C.                                             38,048    572,237
    Smith & Nephew P.L.C.                                  35,658    641,612
#   Smith & Nephew P.L.C. Sponsored ADR                       750     27,397
    Smiths Group P.L.C.                                    37,001    840,294
    Soco International P.L.C.                              40,227     65,925
    Softcat P.L.C.                                          4,592     34,244
    Spectris P.L.C.                                        17,283    640,273
    Speedy Hire P.L.C.                                     53,802     41,880
    Spirax-Sarco Engineering P.L.C.                         7,791    627,507
    Spirent Communications P.L.C.                          46,293     66,034
*   Sports Direct International P.L.C.                     43,710    230,924
    SSE P.L.C.                                             80,773  1,497,933
    SSP Group P.L.C.                                       57,543    497,920
    St James's Place P.L.C.                                44,862    757,420
    St. Ives P.L.C.                                        15,072     15,759
    St. Modwen Properties P.L.C.                           33,164    194,394
    Stagecoach Group P.L.C.                                46,868    100,610

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
*   Standard Chartered P.L.C.                              153,727 $  1,788,650
    Standard Life Aberdeen P.L.C.                          154,603      934,500
    Sthree P.L.C.                                           11,419       57,619
    Stobart Group, Ltd.                                     11,844       39,557
    Superdry P.L.C.                                          7,191      177,921
    Synthomer P.L.C.                                        59,816      402,701
    TalkTalk Telecom Group P.L.C.                           66,529      112,381
    Tarsus Group P.L.C.                                      5,195       24,738
    Tate & Lyle P.L.C.                                      86,697      790,302
    Taylor Wimpey P.L.C.                                   459,026    1,241,868
    Ted Baker P.L.C.                                         5,139      218,980
    Telecom Plus P.L.C.                                     12,674      208,923
    Tesco P.L.C.                                           775,122    2,304,505
    Thomas Cook Group P.L.C.                               265,125      474,850
    Topps Tiles P.L.C.                                      21,095       27,789
    TP ICAP P.L.C.                                          52,008      391,349
    Travis Perkins P.L.C.                                   25,926      537,655
    Trifast P.L.C.                                           6,091       21,976
    Trinity Mirror P.L.C.                                   54,313       57,890
    TT Electronics P.L.C.                                   17,113       51,479
    TUI AG(5666292)                                         17,393      392,269
    TUI AG(B11LJN4)                                         20,624      466,272
*   Tullow Oil P.L.C.                                      244,172      694,808
    U & I Group P.L.C.                                      23,034       66,496
    UBM P.L.C.                                              20,286      261,533
    UDG Healthcare P.L.C.                                   12,535      146,011
    Unilever P.L.C.                                          3,266      184,843
    Unilever P.L.C. Sponsored ADR                           33,461    1,889,543
    United Utilities Group P.L.C.                           34,594      362,879
*   Vectura Group P.L.C.                                    74,564      103,000
    Vedanta Resources P.L.C.                                 7,796       91,702
    Vesuvius P.L.C.                                         21,868      186,985
    Victrex P.L.C.                                          15,473      561,392
    Virgin Money Holdings UK P.L.C.                         46,205      183,229
    Vitec Group P.L.C. (The)                                 2,263       35,699
    Vodafone Group P.L.C.                                1,067,573    3,403,244
    Weir Group P.L.C. (The)                                  4,106      128,730
    WH Smith P.L.C.                                         13,676      414,804
    Whitbread P.L.C.                                         7,172      395,283
    Wincanton P.L.C.                                         8,819       28,003
*   Wizz Air Holdings P.L.C.                                 2,207      108,471
    WM Morrison Supermarkets P.L.C.                        257,724      812,317
    WPP P.L.C.                                              64,405    1,166,373
    Xaar P.L.C.                                              5,723       29,732
    XP Power, Ltd.                                             695       33,059
    ZPG P.L.C.                                              25,929      126,267
                                                                   ------------
TOTAL UNITED KINGDOM                                                155,966,559
                                                                   ------------
UNITED STATES -- (0.0%)
*   Liberty Latin America, Ltd. Class A                        510       11,459

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
UNITED STATES -- (Continued)
*   Worldpay, Inc. Class A                                  5,486 $    440,095
                                                                  ------------
TOTAL UNITED STATES                                                    451,554
                                                                  ------------
TOTAL COMMON STOCKS                                                952,792,591
                                                                  ------------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Biotest AG                                              1,499       46,980
    Draegerwerk AG & Co. KGaA                               1,034      100,802
    Fuchs Petrolub SE                                       4,354      238,331
    Henkel AG & Co. KGaA                                      894      125,021
    Jungheinrich AG                                        10,806      534,394
    Sartorius AG                                            2,301      275,387
    STO SE & Co. KGaA                                         292       46,439
                                                                  ------------
TOTAL GERMANY                                                        1,367,354
                                                                  ------------
TOTAL PREFERRED STOCKS                                               1,367,354
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Orocobre, Ltd. Rights 02/02/18                            408           --
*   Panoramic Resources, Ltd. Rights 02/21/18              13,582        4,979
                                                                  ------------
TOTAL AUSTRALIA                                                          4,979
                                                                  ------------
FRANCE -- (0.0%)
*   Maurel et prom Rights 12/31/00                         16,911           --
                                                                  ------------
ISRAEL -- (0.0%)
*   AIrport City, Ltd. Rights 10/30/17                         --            2
                                                                  ------------
ITALY -- (0.0%)
*   UniCredit SpA Rights 02/21/18                          72,962          362
                                                                  ------------
JAPAN -- (0.0%)
*   Hoosiers Holdings Rights 03/15/18                       5,200       13,194
                                                                  ------------
SPAIN -- (0.0%)
    ACS Actividades de Construccion y Servicios SA
*     Rights 02/05/18                                      17,679        9,263
*   Amper SA Rights 02/05/18                              158,699        1,970
#*  Promotora de Informaciones SA Rights 02/19/18           7,953       22,217

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SPAIN -- (Continued)
#*    Sacyr SA Rights 02/12/18                            54,112 $        3,661
                                                                 --------------
TOTAL SPAIN                                                              37,111
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    55,648
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                         954,215,593
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund                   7,010,323     81,116,452
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $839,238,261)^^              $1,035,332,045
                                                                 ==============

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Australia                   $    121,482 $ 58,468,698   --    $   58,590,180
   Austria                               --    7,436,314   --         7,436,314
   Belgium                           24,360   12,053,225   --        12,077,585
   Canada                        88,471,994           --   --        88,471,994
   Denmark                               --   13,828,822   --        13,828,822
   Finland                               --   14,516,789   --        14,516,789
   France                           182,963   74,082,800   --        74,265,763
   Germany                          836,287   61,463,880   --        62,300,167
   Hong Kong                        269,001   28,812,334   --        29,081,335
   Ireland                        1,432,261    4,730,997   --         6,163,258
   Israel                           314,193    6,582,256   --         6,896,449
   Italy                            865,624   31,305,261   --        32,170,885
   Japan                             47,090  236,937,140   --       236,984,230
   Netherlands                    3,464,644   22,863,245   --        26,327,889
   New Zealand                           --    4,577,981   --         4,577,981
   Norway                            72,687    8,994,499   --         9,067,186
   Portugal                              --    3,243,068   --         3,243,068
   Singapore                             --   11,836,865   --        11,836,865
   Spain                             72,051   27,002,890   --        27,074,941
   Sweden                            60,254   25,613,083   --        25,673,337
   Switzerland                    3,429,626   42,359,814   --        45,789,440
   United Kingdom                34,728,384  121,238,175   --       155,966,559
   United States                    451,554           --   --           451,554
Preferred Stocks
   Germany                               --    1,367,354   --         1,367,354
Rights/Warrants
   Australia                             --        4,979   --             4,979
   Israel                                --            2   --                 2
   Italy                                 --          362   --               362
   Japan                                 --       13,194   --            13,194
   Spain                                 --       37,111   --            37,111
Securities Lending Collateral            --   81,116,452   --        81,116,452
                               ------------ ------------   --    --------------
TOTAL                          $134,844,455 $900,487,590   --    $1,035,332,045
                               ============ ============   ==    ==============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE++
                                                          ------- ----------
COMMON STOCKS -- (94.4%)

BRAZIL -- (5.7%)
    AES Tiete Energia SA(BZ8W2L7)                         129,215 $  506,384
    AES Tiete Energia SA(BZ8W2J5)                              60         47
*   Aliansce Shopping Centers SA                           45,475    260,136
    Alupar Investimento SA                                 59,825    348,527
    Arezzo Industria e Comercio SA                         23,528    441,463
*   B2W Cia Digital                                        74,629    498,556
    B3 SA - Brasil Bolsa Balcao                           231,310  1,894,860
    Banco Bradesco SA                                     206,866  2,554,783
    Banco do Brasil SA                                    117,074  1,458,543
    Banco Santander Brasil SA                              50,432    567,750
    BB Seguridade Participacoes SA                        100,848    985,377
    BR Malls Participacoes SA                             408,337  1,646,212
    BR Properties SA                                       36,300    126,186
*   Brasil Brokers Participacoes SA                       141,805     43,595
    BrasilAgro - Co. Brasileira de Propriedades Agricolas  20,100     84,486
    Braskem SA Sponsored ADR                               37,519  1,167,591
*   BRF SA                                                 45,669    506,784
    CCR SA                                                398,403  1,960,116
*   Centrais Eletricas Brasileiras SA                      66,382    423,273
    Cia de Locacao das Americas                            12,300     91,734
    Cia de Saneamento Basico do Estado de Sao Paulo        88,836  1,014,698
    Cia de Saneamento Basico do Estado de Sao Paulo ADR    37,154    421,326
    Cia de Saneamento de Minas Gerais-COPASA               35,720    506,168
*   Cia Energetica de Minas Gerais                         32,409     70,449
    Cia Hering                                             52,058    365,282
    Cia Paranaense de Energia                              11,200     76,247
*   Cia Siderurgica Nacional SA                            73,600    254,267
#*  Cia Siderurgica Nacional SA Sponsored ADR             356,608  1,212,467
    Cielo SA                                              270,550  2,283,454
*   Construtora Tenda SA                                   31,698    222,251
*   Cosan Logistica SA                                     81,628    256,737
    Cosan SA Industria e Comercio                          50,277    689,059
    CSU Cardsystem SA                                       5,500     20,471
    CVC Brasil Operadora e Agencia de Viagens SA           56,300    974,234
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                       164,668    774,705
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                         2,400      7,774
*   Direcional Engenharia SA                               52,200    107,318
    Duratex SA                                            183,395    587,256
    EcoRodovias Infraestrutura e Logistica SA             151,036    539,973
    EDP - Energias do Brasil SA                           120,012    516,794
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA                                                   49,195    217,745
    Embraer SA Sponsored ADR                               68,308  1,724,777
    Energisa SA                                            43,100    413,010
*   Eneva SA                                               21,500     93,364
    Engie Brasil Energia SA                                58,349    658,755
    Equatorial Energia SA                                  96,763  2,127,187
    Estacio Participacoes SA                              204,879  2,251,580
*   Eternit SA                                             66,332     20,814
*   Even Construtora e Incorporadora SA                   105,800    207,705
    Ez Tec Empreendimentos e Participacoes SA              36,781    257,170
    Fibria Celulose SA                                     72,089  1,240,741

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
BRAZIL -- (Continued)
    Fibria Celulose SA Sponsored ADR                        6,238 $  107,294
    Fleury SA                                              83,060    782,377
    GAEC Educacao SA                                       15,000    129,383
*   Gafisa SA(2479619)                                      9,783     52,793
*   Gafisa SA(BDFJWY0)                                      7,218     34,685
#   Gafisa SA ADR                                           3,249     35,479
    Gerdau SA                                              56,767    220,387
#   Gerdau SA Sponsored ADR                               310,052  1,389,033
#*  Gol Linhas Aereas Inteligentes SA ADR                  23,158    262,143
    Grendene SA                                            15,300    140,448
    Guararapes Confeccoes SA                                3,206    158,852
*   Helbor Empreendimentos SA                              68,424     42,565
    Hypermarcas SA                                         54,561    622,390
    Iguatemi Empresa de Shopping Centers SA                14,404    194,678
    International Meal Co. Alimentacao SA                 104,400    307,745
    Iochpe Maxion SA                                       66,700    498,373
    Itau Unibanco Holding SA                               96,893  1,348,731
    JBS SA                                                380,835  1,201,150
*   JHSF Participacoes SA                                  99,000     59,087
*   JSL SA                                                 45,100    114,395
*   Kepler Weber SA                                         9,972     51,576
    Klabin SA                                             143,353    801,697
    Kroton Educacional SA                                 200,023  1,018,348
*   Light SA                                               47,598    247,857
    Linx SA                                                32,400    215,612
    Localiza Rent a Car SA                                198,294  1,603,233
    Lojas Americanas SA                                    21,588     88,250
    Lojas Renner SA                                       293,596  3,489,318
    M Dias Branco SA                                       32,400    582,584
    Magazine Luiza SA                                      29,900    794,480
    Magnesita Refratarios SA                               24,615    424,866
    Mahle-Metal Leve SA                                    11,037     85,387
    Marcopolo SA                                           48,300     49,841
*   Marfrig Global Foods SA                               104,111    222,677
*   Marisa Lojas SA                                        29,271     73,535
*   Mills Estruturas e Servicos de Engenharia SA           69,900     97,694
    Minerva SA                                             22,317     67,485
    MRV Engenharia e Participacoes SA                     182,959    870,683
    Multiplan Empreendimentos Imobiliarios SA              15,146    345,115
    Multiplus SA                                           28,500    315,231
    Natura Cosmeticos SA                                   90,600    992,919
    Odontoprev SA                                         160,832    839,610
*   Paranapanema SA                                        64,314     31,706
*   Petro Rio SA                                            4,500    124,744
*   Petroleo Brasileiro SA                                276,011  1,846,823
#*  Petroleo Brasileiro SA Sponsored ADR                  205,156  2,740,884
    Porto Seguro SA                                        54,208    751,668
    Portobello SA                                          73,200    128,929
*   Profarma Distribuidora de Produtos Farmaceuticos SA     7,400     16,402
*   Prumo Logistica SA                                     41,000    144,578
    QGEP Participacoes SA                                  55,700    175,740
    Qualicorp SA                                          157,933  1,517,121
    Raia Drogasil SA                                       76,914  2,035,946

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
*   Restoque Comercio e Confeccoes de Roupas SA               7,614 $    73,845
*   RNI Negocios Imobiliarios SA                              8,300      15,837
*   Rumo SA                                                 189,283     847,930
*   Santos Brasil Participacoes SA                          142,600     157,664
    Sao Carlos Empreendimentos e Participacoes SA             8,400     107,470
    Sao Martinho SA                                         104,731     619,142
    Ser Educacional SA                                       39,285     409,184
    SLC Agricola SA                                          34,300     338,013
    Smiles Fidelidade SA                                     34,000     876,679
    Sonae Sierra Brasil SA                                   13,700     104,799
*   Springs Global Participacoes SA                          12,100      45,055
    Sul America SA                                          158,190   1,008,138
    Suzano Papel e Celulose SA                              167,008   1,082,983
    T4F Entretenimento SA                                    10,400      23,656
    Technos SA                                               37,155      43,493
*   Tecnisa SA                                               87,908      56,288
    Tegma Gestao Logistica SA                                 8,100      55,585
#   Telefonica Brasil SA ADR                                  9,305     157,813
    Tim Participacoes SA                                    191,932     813,431
    Tim Participacoes SA ADR                                 13,731     288,626
*   TPI - Triunfo Participacoes e Investimentos SA           29,600      34,847
    Transmissora Alianca de Energia Eletrica SA             138,168     874,181
    Tupy SA                                                  34,300     194,898
    Ultrapar Participacoes SA                               105,884   2,711,303
#   Ultrapar Participacoes SA Sponsored ADR                  18,730     479,488
*   Usinas Siderurgicas de Minas Gerais SA                   25,700     113,826
    Vale SA                                                 762,175   9,933,131
#   Vale SA Sponsored ADR                                   317,514   4,156,264
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                           42,592     272,780
    Via Varejo SA                                           104,423     888,726
    WEG SA                                                   43,964     326,906
    Wiz Solucoes e Corretagem de Seguros SA                  42,100     180,624
                                                                    -----------
TOTAL BRAZIL                                                         93,467,313
                                                                    -----------
CHILE -- (1.5%)
    AES Gener SA                                          1,012,657     324,932
    Aguas Andinas SA Class A                              1,254,041     844,984
    Banco de Chile ADR                                        4,234     429,963
    Banco de Credito e Inversiones                            8,547     656,200
    Banco Santander Chile ADR                                31,914   1,086,672
    Besalco SA                                              194,910     232,399
    CAP SA                                                   62,823     813,258
    Cencosud SA                                             429,878   1,339,824
*   Cia Sud Americana de Vapores SA                       9,851,080     512,912
    Clinica LAS Condes SA                                       192      11,187
    Colbun SA                                             2,214,336     550,559
    Embotelladora Andina SA Class B ADR                      12,656     367,657
    Empresa Nacional de Telecomunicaciones SA                90,301   1,079,080
*   Empresas AquaChile SA                                   118,998      71,977
    Empresas CMPC SA                                        246,977     971,695
    Empresas COPEC SA                                        59,870   1,035,726

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Empresas Hites SA                                        72,367 $    90,120
*   Empresas La Polar SA                                  1,272,578     137,686
    Enel Americas SA                                        405,985      95,011
    Enel Americas SA ADR                                    213,936   2,520,171
    Enel Chile SA                                           160,702   1,012,423
    Enel Generacion Chile SA                                550,728     526,878
    Enel Generacion Chile SA ADR                             24,452     703,484
    Engie Energia Chile SA                                  267,675     593,843
    Forus SA                                                 40,582     185,144
    Grupo Security SA                                       286,414     154,882
    Inversiones Aguas Metropolitanas SA                     320,527     633,254
    Inversiones La Construccion SA                           22,387     465,006
    Itau CorpBanca(BZ30DD5)                                   4,431      67,750
    Itau CorpBanca(BYT25P4)                              46,394,634     470,977
    Latam Airlines Group SA Sponsored ADR                    81,716   1,395,709
*   Masisa SA                                             1,158,148      91,303
    Molibdenos y Metales SA                                   3,068      42,742
    Multiexport Foods SA                                    322,900     148,931
    Parque Arauco SA                                        277,366     914,032
    PAZ Corp. SA                                            103,525     192,857
    Ripley Corp. SA                                         567,687     672,548
    SACI Falabella                                          119,161   1,251,986
    Salfacorp SA                                            216,397     445,605
    Sigdo Koppers SA                                        142,812     301,523
    Sociedad Matriz SAAM SA                               2,271,248     250,431
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR      28,316   1,596,456
    Socovesa SA                                             139,493      98,530
    SONDA SA                                                107,038     222,088
                                                                    -----------
TOTAL CHILE                                                          25,610,395
                                                                    -----------
CHINA -- (17.1%)
*   21Vianet Group, Inc. ADR                                 24,405     222,330
#   361 Degrees International, Ltd.                          88,000      32,020
#*  3SBio, Inc.                                             115,500     235,719
#*  51job, Inc. ADR                                           2,153     150,904
*   58.com, Inc. ADR                                          7,271     580,808
*   A8 New Media Group, Ltd.                                334,000      21,798
    AAC Technologies Holdings, Inc.                         127,000   2,104,338
    Agile Group Holdings, Ltd.                              702,749   1,259,063
    Agricultural Bank of China, Ltd. Class H              3,303,000   2,020,901
    Ajisen China Holdings, Ltd.                             175,000      84,643
*   Alibaba Group Holding, Ltd. Sponsored ADR                70,452  14,392,639
#*  Alibaba Pictures Group, Ltd.                          1,190,000     165,652
#*  Aluminum Corp. of China, Ltd. ADR                         8,700     146,769
#*  Aluminum Corp. of China, Ltd. Class H                   504,000     340,850
    AMVIG Holdings, Ltd.                                    138,000      36,335
    Angang Steel Co., Ltd. Class H                          240,000     260,650
    Anhui Conch Cement Co., Ltd. Class H                    291,500   1,599,412
    Anhui Expressway Co., Ltd. Class H                       86,000      71,579
    Anta Sports Products, Ltd.                              307,000   1,473,014
*   Anxin-China Holdings, Ltd.                              784,000       7,236
*   Aowei Holdings, Ltd.                                     78,000      20,911

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Asia Cement China Holdings Corp.                        158,000 $   64,413
    Ausnutria Dairy Corp., Ltd.                              43,000     28,395
#*  AVIC International Holding HK, Ltd.                     664,000     45,062
    AVIC International Holdings, Ltd. Class H               100,000     86,687
    BAIC Motor Corp., Ltd. Class H                          381,500    595,855
*   Baidu, Inc. Sponsored ADR                                 9,188  2,268,701
    BAIOO Family Interactive, Ltd.                          216,000     13,781
    Bank of China, Ltd. Class H                           6,531,356  3,914,464
    Bank of Chongqing Co., Ltd. Class H                     182,500    167,645
    Bank of Communications Co., Ltd. Class H                468,580    404,658
*   Baoye Group Co., Ltd. Class H                           100,000     70,407
#   BBMG Corp. Class H                                      409,282    203,105
    Beijing Capital International Airport Co., Ltd.
      Class H                                               366,000    555,698
    Beijing Capital Land, Ltd. Class H                      330,000    215,174
*   Beijing Enterprises Clean Energy Group, Ltd.          4,660,000    154,632
#*  Beijing Enterprises Medical & Health Group, Ltd.      1,158,000     63,659
#   Beijing Enterprises Water Group, Ltd.                 1,104,000    792,898
    Beijing Jingneng Clean Energy Co., Ltd. Class H         482,000    136,401
    Beijing North Star Co., Ltd. Class H                    120,000     47,303
*   Beijing Properties Holdings, Ltd.                       636,000     25,969
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                                56,000     34,104
#   Best Pacific International Holdings, Ltd.               134,000     79,935
    Billion Industrial Holdings, Ltd.                        16,000     20,516
#*  Bitauto Holdings, Ltd. ADR                                6,495    225,961
#*  Boer Power Holdings, Ltd.                                96,000     22,177
    Bosideng International Holdings, Ltd.                 1,032,000     94,778
#*  Boyaa Interactive International, Ltd.                    88,000     36,730
    Brilliance China Automotive Holdings, Ltd.              220,000    559,336
    BYD Electronic International Co., Ltd.                  226,000    555,169
*   C C Land Holdings, Ltd.                                 879,187    200,786
*   C.banner International Holdings, Ltd.                   128,000     41,565
    Cabbeen Fashion, Ltd.                                    64,000     18,365
    Canvest Environmental Protection Group Co., Ltd.        122,000     70,650
*   Capital Environment Holdings, Ltd.                    1,064,000     42,018
#*  CAR, Inc.                                               247,000    204,638
    Carrianna Group Holdings Co., Ltd.                      102,000     14,472
*   CECEP COSTIN New Materials Group, Ltd.                  186,000      2,675
*   Central China Real Estate, Ltd.                         205,194    102,403
    Central China Securities Co., Ltd. Class H               41,000     18,011
*   Century Sunshine Group Holdings, Ltd.                   680,000     22,559
#*  CGN Meiya Power Holdings Co., Ltd.                      440,000     63,101
    CGN Power Co., Ltd. Class H                           1,231,000    347,694
    Changshouhua Food Co., Ltd.                             110,000     54,429
*   Changyou.com, Ltd. ADR                                    2,707     83,294
#   Chaowei Power Holdings, Ltd.                            282,000    160,246
*   Cheetah Mobile, Inc. ADR                                  4,678     77,514
*   Chigo Holding, Ltd.                                   1,680,000     24,611
#   China Aerospace International Holdings, Ltd.            658,000     79,185
    China Agri-Industries Holdings, Ltd.                    637,800    296,122
    China Aircraft Leasing Group Holdings, Ltd.              85,500     89,749
    China All Access Holdings, Ltd.                         266,000     81,557
#   China Animation Characters Co., Ltd.                    144,000     52,971
    China Aoyuan Property Group, Ltd.                       495,000    435,253

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China BlueChemical, Ltd. Class H                        529,143 $   190,351
*   China Chengtong Development Group, Ltd.               1,142,000      72,222
    China Cinda Asset Management Co., Ltd. Class H          899,000     379,753
    China CITIC Bank Corp., Ltd. Class H                    449,000     368,624
    China Coal Energy Co., Ltd. Class H                     424,000     218,799
    China Communications Services Corp., Ltd. Class H       600,800     380,592
    China Conch Venture Holdings, Ltd.                      165,500     462,957
    China Construction Bank Corp. Class H                11,451,990  13,147,703
    China Datang Corp. Renewable Power Co., Ltd. Class H    690,000      88,881
    China Dongxiang Group Co., Ltd.                       1,138,000     231,288
#*  China Dynamics Holdings, Ltd.                           980,000      19,609
    China Eastern Airlines Corp., Ltd. Class H              392,000     354,496
#   China Electronics Huada Technology Co., Ltd.            162,000      27,183
#   China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                  368,000      32,880
*   China Energine International Holding, Ltd.              236,000      11,724
    China Energy Engineering Corp., Ltd. Class H            188,000      35,566
    China Everbright Bank Co., Ltd. Class H                 346,000     195,819
    China Everbright International, Ltd.                    543,000     826,936
    China Everbright, Ltd.                                  268,000     659,374
#*  China Evergrande Group                                  644,000   2,120,756
*   China Fiber Optic Network System Group, Ltd.            396,000       6,647
    China Financial Services Holdings, Ltd.                 182,000      15,373
*   China Fire Safety Enterprise Group, Ltd.                380,000      18,905
#   China Foods, Ltd.                                       270,000     145,501
    China Galaxy Securities Co., Ltd. Class H               195,000     158,854
    China Gas Holdings, Ltd.                                412,000   1,202,785
*   China Glass Holdings, Ltd.                              200,000      20,385
    China Greenfresh Group Co., Ltd.                        158,000      26,229
    China Greenland Broad Greenstate Group Co., Ltd.        184,000      28,741
#   China Hanking Holdings, Ltd.                            191,000      28,909
*   China Harmony New Energy Auto Holding, Ltd.             252,500     185,206
*   China High Precision Automation Group, Ltd.              73,000       2,135
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                   89,000     156,770
#   China Hongqiao Group, Ltd.                              488,000     622,186
    China Huarong Asset Management Co., Ltd. Class H      1,037,000     523,183
*   China Huishan Dairy Holdings Co., Ltd.                  231,000         231
*   China Huiyuan Juice Group, Ltd.                         159,000      47,288
    China International Capital Corp., Ltd. Class H         126,800     284,400
    China International Marine Containers Group Co.,
      Ltd. Class H                                           62,300     128,226
*   China ITS Holdings Co., Ltd.                            164,000      10,044
    China Jinmao Holdings Group, Ltd.                     1,591,120   1,035,747
    China Lesso Group Holdings, Ltd.                        406,000     316,363
#   China Life Insurance Co., Ltd. ADR                       57,804     968,795
    China Life Insurance Co., Ltd. Class H                  124,000     417,533
    China Lilang, Ltd.                                      171,000     154,407
*   China Longevity Group Co., Ltd.                          30,000         986
    China Longyuan Power Group Corp., Ltd. Class H          694,000     506,564
    China Maple Leaf Educational Systems, Ltd.              128,000     160,047
    China Medical System Holdings, Ltd.                     363,000     777,009
    China Meidong Auto Holdings, Ltd.                       100,000      35,754
    China Mengniu Dairy Co., Ltd.                           513,000   1,672,345
    China Merchants Bank Co., Ltd. Class H                  462,598   2,258,554
    China Merchants Land, Ltd.                              584,000     114,719

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    China Merchants Port Holdings Co., Ltd.                 316,937 $  835,682
    China Merchants Securities Co., Ltd. Class H             22,600     38,195
    China Minsheng Banking Corp., Ltd. Class H              433,600    494,587
    China Mobile, Ltd.                                      460,500  4,849,246
    China Mobile, Ltd. Sponsored ADR                        155,765  8,202,585
    China Molybdenum Co., Ltd. Class H                      279,000    214,064
    China National Materials Co., Ltd. Class H              500,000    451,033
*   China New Town Development Co., Ltd.                    416,254     16,493
#   China NT Pharma Group Co., Ltd.                         198,000     44,919
*   China Nuclear Energy Technology Corp., Ltd.             114,000     21,591
*   China Oceanwide Holdings, Ltd.                          120,000      8,587
    China Oil & Gas Group, Ltd.                           1,990,000    200,282
    China Oilfield Services, Ltd. Class H                   274,000    326,099
#   China Oriental Group Co., Ltd.                          186,000    144,579
#   China Overseas Grand Oceans Group, Ltd.                 458,250    286,833
    China Overseas Land & Investment, Ltd.                1,024,000  3,960,085
    China Overseas Property Holdings, Ltd.                  602,000    230,988
    China Pacific Insurance Group Co., Ltd. Class H         147,400    745,078
    China Pioneer Pharma Holdings, Ltd.                     119,000     38,599
    China Power Clean Energy Development Co., Ltd.          150,000     93,030
#   China Power International Development, Ltd.             935,999    255,408
*   China Properties Group, Ltd.                            128,000     28,558
    China Railway Construction Corp., Ltd. Class H          497,500    604,065
    China Railway Group, Ltd. Class H                       374,000    286,446
    China Railway Signal & Communication Corp., Ltd.
      Class H                                               277,000    213,567
*   China Rare Earth Holdings, Ltd.                         325,200     23,692
    China Reinsurance Group Corp. Class H                   733,000    172,155
    China Resources Cement Holdings, Ltd.                   708,000    532,626
    China Resources Land, Ltd.                              756,222  3,009,720
    China Resources Power Holdings Co., Ltd.                425,903    785,304
*   China Ruifeng Renewable Energy Holdings, Ltd.           288,000     24,302
*   China Rundong Auto Group, Ltd.                           23,000      9,789
    China Sanjiang Fine Chemicals Co., Ltd.                 181,000     78,104
    China SCE Property Holdings, Ltd.                       527,600    283,563
#*  China Shengmu Organic Milk, Ltd.                        243,000     37,884
    China Shenhua Energy Co., Ltd. Class H                  668,884  2,078,392
    China Shineway Pharmaceutical Group, Ltd.               124,000    152,630
    China Silver Group, Ltd.                                180,000     51,102
#   China Singyes Solar Technologies Holdings, Ltd.         209,999     85,747
    China South City Holdings, Ltd.                       1,134,000    341,426
    China Southern Airlines Co., Ltd. Class H               314,000    408,990
    China Southern Airlines Co., Ltd. Sponsored ADR           6,230    403,081
#   China State Construction International Holdings, Ltd.   589,408    850,785
    China Sunshine Paper Holdings Co., Ltd.                  91,000     27,648
    China Suntien Green Energy Corp., Ltd. Class H          647,000    160,703
*   China Taifeng Beddings Holdings, Ltd.                   134,000      3,469
    China Taiping Insurance Holdings Co., Ltd.              255,012  1,097,811
#   China Telecom Corp., Ltd. ADR                            16,175    802,927
    China Telecom Corp., Ltd. Class H                        16,000      7,924
    China Tian Lun Gas Holdings, Ltd.                        79,500     61,864
    China Traditional Chinese Medicine Holdings Co., Ltd.   334,000    219,709
    China Travel International Investment Hong Kong, Ltd.   742,000    273,414
*   China Unicom Hong Kong, Ltd.                          1,380,000  2,068,632

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   China Unicom Hong Kong, Ltd. ADR                         98,464 $1,480,899
    China Vanke Co., Ltd. Class H                           241,700  1,177,303
#   China Vast Industrial Urban Development Co., Ltd.        61,000     30,928
#   China Water Affairs Group, Ltd.                         296,000    278,866
#*  China Water Industry Group, Ltd.                        324,000     68,735
    China Wood Optimization Holding, Ltd.                    44,000     11,318
    China XLX Fertiliser, Ltd.                               69,000     31,429
*   China Yurun Food Group, Ltd.                            179,000     26,501
    China ZhengTong Auto Services Holdings, Ltd.            199,500    202,341
#   China Zhongwang Holdings, Ltd.                          539,118    309,525
#   Chinasoft International, Ltd.                           312,000    219,996
    Chongqing Machinery & Electric Co., Ltd. Class H        476,000     50,359
    Chongqing Rural Commercial Bank Co., Ltd. Class H       766,000    691,896
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                         92,000      9,772
    Chu Kong Shipping Enterprise Group Co., Ltd.            132,000     34,828
    CIFI Holdings Group Co., Ltd.                         1,118,000    960,472
*   CIMC Enric Holdings, Ltd.                               174,000    191,009
*   CITIC Dameng Holdings, Ltd.                             235,000     15,596
    CITIC Resources Holdings, Ltd.                        1,070,000    117,350
    CITIC Securities Co., Ltd. Class H                      163,500    433,553
    CITIC, Ltd.                                             336,433    529,485
#   Citychamp Watch & Jewellery Group, Ltd.                 286,000     67,923
    Clear Media, Ltd.                                        24,000     21,572
    CNOOC, Ltd.                                           2,141,000  3,365,356
    CNOOC, Ltd. Sponsored ADR                                11,570  1,818,804
#   Cogobuy Group                                           152,000     91,653
#   Colour Life Services Group Co., Ltd.                    109,000     73,199
    Comba Telecom Systems Holdings, Ltd.                    626,533    109,534
*   Comtec Solar Systems Group, Ltd.                        278,000      9,947
    Concord New Energy Group, Ltd.                        1,414,648     68,517
    Consun Pharmaceutical Group, Ltd.                       122,000    138,072
*   Coolpad Group, Ltd.                                   1,110,160     22,203
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                               459,654    264,179
    COSCO SHIPPING Ports, Ltd.                              518,261    541,571
*   Coslight Technology International Group Co., Ltd.        78,000     29,569
#   Cosmo Lady China Holdings Co., Ltd.                     176,000     69,193
    Country Garden Holdings Co., Ltd.                     1,090,000  2,341,307
    CP Pokphand Co., Ltd.                                 1,790,000    141,708
#   CPMC Holdings, Ltd.                                      77,000     64,524
#   CRCC High-Tech Equipment Corp., Ltd. Class H            162,500     46,596
    CSPC Pharmaceutical Group, Ltd.                       1,118,000  2,476,668
#   CT Environmental Group, Ltd.                            882,000    171,104
#*  Ctrip.com International, Ltd. ADR                        34,537  1,615,641
#*  CWT International, Ltd.                                 960,000     40,043
*   DaChan Food Asia, Ltd.                                   57,000      4,005
    Dah Chong Hong Holdings, Ltd.                           238,000    120,053
    Dalian Port PDA Co., Ltd. Class H                       266,799     49,367
*   Daphne International Holdings, Ltd.                     418,000     27,697
*   Datang International Power Generation Co., Ltd.
      Class H                                               644,000    212,172
    Dawnrays Pharmaceutical Holdings, Ltd.                  124,000     71,114
*   DBA Telecommunication Asia Holdings, Ltd.               112,000        939
*   Differ Group Holding Co., Ltd.                          206,000     16,043
#*  Digital China Holdings, Ltd.                            269,250    160,493

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   Dongfang Electric Corp., Ltd. Class H                   109,600 $  104,546
#   Dongjiang Environmental Co., Ltd. Class H                34,800     49,290
    Dongyue Group, Ltd.                                     372,000    325,984
#   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                88,000     49,691
    E-Commodities Holdings, Ltd.                            144,000     16,002
*   eHi Car Services, Ltd. Sponsored ADR                      1,400     16,506
    Embry Holdings, Ltd.                                     14,000      4,946
    ENN Energy Holdings, Ltd.                               176,000  1,359,821
    Essex Bio-technology, Ltd.                               53,000     37,928
    EVA Precision Industrial Holdings, Ltd.                 184,000     27,822
    Everbright Securities Co., Ltd. Class H                  37,400     49,095
#   Fantasia Holdings Group Co., Ltd.                       787,500    144,331
    Far East Horizon, Ltd.                                  412,000    442,949
#   First Tractor Co., Ltd. Class H                         154,000     65,281
*   Forgame Holdings, Ltd.                                    4,800      5,648
    Fosun International, Ltd.                               224,955    529,604
    Fu Shou Yuan International Group, Ltd.                  296,000    265,233
    Fufeng Group, Ltd.                                      471,400    343,610
*   Fuguiniao Co., Ltd. Class H                              51,000      4,743
#   Fullshare Holdings, Ltd.                                879,983    414,067
    Future Land Development Holdings, Ltd.                  666,000    651,984
    Fuyao Glass Industry Group Co., Ltd. Class H             71,200    300,652
*   GCL-Poly Energy Holdings, Ltd.                        5,026,000    864,335
    Geely Automobile Holdings, Ltd.                       1,065,000  3,388,146
    Gemdale Properties & Investment Corp., Ltd.             964,000    141,026
#   Genscript Biotech Corp.                                  32,000    116,581
    GF Securities Co., Ltd. Class H                         101,400    225,935
*   Glorious Property Holdings, Ltd.                      1,043,000    117,070
#   Golden Eagle Retail Group, Ltd.                         169,000    214,245
    Goldlion Holdings, Ltd.                                  92,152     37,006
    Goldpac Group, Ltd.                                      85,000     24,249
#   GOME Retail Holdings, Ltd.                            3,585,940    454,273
    Good Friend International Holdings, Inc.                 22,000      6,312
#*  Grand Baoxin Auto Group, Ltd.                            87,323     39,219
    Greatview Aseptic Packaging Co., Ltd.                   357,000    255,842
    Greenland Hong Kong Holdings, Ltd.                      384,000    217,645
#   Greentown China Holdings, Ltd.                          193,500    337,545
    Guangdong Investment, Ltd.                              560,000    832,587
*   Guangdong Land Holdings, Ltd.                           142,000     32,187
    Guangdong Yueyun Transportation Co., Ltd. Class H        50,000     32,859
    Guangshen Railway Co., Ltd. Sponsored ADR                 6,762    224,972
    Guangzhou Automobile Group Co., Ltd. Class H            101,740    229,313
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                           40,000    116,960
    Guangzhou R&F Properties Co., Ltd. Class H              392,400  1,098,220
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                               235,000     16,797
    Guolian Securities Co., Ltd. Class H                     36,500     17,233
#   Guorui Properties, Ltd.                                  94,000     27,952
*   Guotai Junan Securities Co., Ltd. Class H                34,600     87,554
*   Haichang Ocean Park Holdings, Ltd.                      266,000     66,286
    Haier Electronics Group Co., Ltd.                       260,000    887,583
    Haitian International Holdings, Ltd.                    183,000    574,581
    Haitong Securities Co., Ltd. Class H                    236,800    385,754
*   Hanergy Thin Film Power Group, Ltd.                   1,016,000      5,451

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   Harbin Bank Co., Ltd. Class H                           194,000 $   64,093
#   HC International, Inc.                                   78,500     58,778
*   Health and Happiness H&H International Holdings, Ltd.    71,000    499,770
    Hengan International Group Co., Ltd.                    221,500  2,122,140
    Hengdeli Holdings, Ltd.                                 687,200     38,041
*   Hi Sun Technology China, Ltd.                           333,000     67,844
    Hilong Holding, Ltd.                                    346,000     71,743
    Hisense Kelon Electrical Holdings Co., Ltd. Class H      68,000     93,040
    HKC Holdings, Ltd.                                       42,723     31,842
    HNA Infrastructure Co., Ltd. Class H                     65,000     64,896
*   Honghua Group, Ltd.                                     761,000     93,009
#   Honworld Group, Ltd.                                     25,500     12,465
    Hopefluent Group Holdings, Ltd.                          42,000     21,731
    Hopewell Highway Infrastructure, Ltd.                   163,472    100,232
    Hopson Development Holdings, Ltd.                       203,000    213,200
#   HOSA International, Ltd.                                186,000     67,220
#*  Hua Han Health Industry Holdings, Ltd.                1,184,000     60,164
    Hua Hong Semiconductor, Ltd.                             87,000    173,294
    Huadian Fuxin Energy Corp., Ltd. Class H                782,000    205,550
    Huadian Power International Corp., Ltd. Class H         382,000    145,028
    Huaneng Power International, Inc. Class H               352,000    226,417
#   Huaneng Power International, Inc. Sponsored ADR           6,108    157,342
    Huaneng Renewables Corp., Ltd. Class H                1,652,000    570,964
    Huatai Securities Co., Ltd. Class H                     105,400    238,332
    Huishang Bank Corp., Ltd. Class H                        89,000     49,136
#*  Hydoo International Holding, Ltd.                       136,000     12,219
*   IMAX China Holding, Inc.                                 35,400     91,127
    Industrial & Commercial Bank of China, Ltd. Class H   8,953,017  8,433,452
*   JD.com, Inc. ADR                                         28,871  1,421,319
#   Jiangnan Group, Ltd.                                    488,000     34,895
    Jiangsu Expressway Co., Ltd. Class H                    270,000    415,291
    Jiangxi Copper Co., Ltd. Class H                        198,000    334,510
#*  Jiayuan International Group, Ltd.                       116,000    115,580
#*  Jinchuan Group International Resources Co., Ltd.        321,000     60,094
*   JinkoSolar Holding Co., Ltd. ADR                          7,090    157,540
    Joy City Property, Ltd.                                 636,000    109,590
    Ju Teng International Holdings, Ltd.                    316,000     90,383
    K Wah International Holdings, Ltd.                      367,892    263,935
*   Kai Yuan Holdings, Ltd.                               1,320,000      8,189
*   Kaisa Group Holdings, Ltd.                              583,000    369,336
    Kangda International Environmental Co., Ltd.            250,000     53,097
*   Kasen International Holdings, Ltd.                      254,000     44,813
    Kingboard Chemical Holdings, Ltd.                       281,400  1,539,744
    Kingboard Laminates Holdings, Ltd.                      341,473    599,857
#*  Kingdee International Software Group Co., Ltd.          268,000    174,314
#   Kingsoft Corp., Ltd.                                    157,000    535,726
#*  Koradior Holdings, Ltd.                                  52,000     53,777
#*  KuangChi Science, Ltd.                                  102,000     29,440
    Kunlun Energy Co., Ltd.                               1,200,000  1,190,355
    KWG Property Holding, Ltd.                              319,830    538,956
*   Labixiaoxin Snacks Group, Ltd.                           73,000      4,218
    Lai Fung Holdings, Ltd.                                  31,500     52,519
    Le Saunda Holdings, Ltd.                                 92,400     16,107

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Lee & Man Chemical Co., Ltd.                             60,000 $   47,880
    Lee & Man Paper Manufacturing, Ltd.                     403,000    473,276
    Lee's Pharmaceutical Holdings, Ltd.                      45,500     75,685
    Legend Holdings Corp. Class H                            68,600    247,826
    Lenovo Group, Ltd.                                    2,398,000  1,380,417
    Leoch International Technology, Ltd.                    148,000     26,059
#*  Leyou Technologies Holdings, Ltd.                       450,000     98,237
*   Li Ning Co., Ltd.                                       135,500    108,984
*   Lianhua Supermarket Holdings Co., Ltd. Class H          120,200     42,653
#*  Lifestyle China Group, Ltd.                              90,000     26,777
#*  Lifetech Scientific Corp.                               328,000     86,465
    Livzon Pharmaceutical Group, Inc. Class H                16,640    137,105
    Logan Property Holdings Co., Ltd.                       312,000    473,555
    Longfor Properties Co., Ltd.                            395,500  1,290,672
#*  LongiTech Smart Energy Holding, Ltd.                     61,000     16,729
    Lonking Holdings, Ltd.                                  359,000    160,041
#   Luye Pharma Group, Ltd.                                 184,500    164,458
*   Maanshan Iron & Steel Co., Ltd. Class H                 464,000    248,689
    Maoye International Holdings, Ltd.                      383,000     39,843
*   MIE Holdings Corp.                                      204,000     14,035
    MIN XIN Holdings, Ltd.                                   66,000     47,030
*   Mingfa Group International Co., Ltd.                    374,000      5,379
    Minmetals Land, Ltd.                                    347,644     64,260
    Minth Group, Ltd.                                       218,000  1,227,578
*   MMG, Ltd.                                               958,000    700,033
    MOBI Development Co., Ltd.                              100,000     15,061
#   Modern Land China Co., Ltd.                              70,000     17,551
*   Momo, Inc. Sponsored ADR                                 24,010    757,035
#*  Munsun Capital Group, Ltd.                            2,650,000     23,715
#   Nan Hai Corp., Ltd.                                   2,950,000     88,038
*   Nature Home Holding Co., Ltd.                            19,000      2,450
    NetEase, Inc. ADR                                        12,473  3,993,356
    New China Life Insurance Co., Ltd. Class H               56,400    365,978
    New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                          10,924  1,005,991
#*  New Provenance Everlasting Holdings, Ltd.               930,000     17,566
*   New World Department Store China, Ltd.                  209,000     48,789
    Nexteer Automotive Group, Ltd.                          320,000    681,382
    Nine Dragons Paper Holdings, Ltd.                       466,000    722,987
*   Noah Holdings, Ltd. Sponsored ADR                         4,062    200,703
#*  North Mining Shares Co., Ltd.                         2,880,000     60,270
#*  NQ Mobile, Inc. Class A ADR                              24,777     83,994
    NVC Lighting Holdings, Ltd.                             403,000     38,603
#*  O-Net Technologies Group, Ltd.                           65,000     43,975
*   Ourgame International Holdings, Ltd.                     93,000     32,853
    Overseas Chinese Town Asia Holdings, Ltd.               108,000     51,461
#*  Ozner Water International Holding, Ltd.                 147,000     46,802
#   Pacific Online, Ltd.                                    219,000     37,498
#*  Panda Green Energy Group, Ltd.                          304,000     35,727
    Parkson Retail Group, Ltd.                              380,000     54,183
#   PAX Global Technology, Ltd.                             244,000    118,388
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                               744,000    423,912
*   Phoenix New Media, Ltd. ADR                               5,499     36,348
#   Phoenix Satellite Television Holdings, Ltd.             230,000     31,723

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
    PICC Property & Casualty Co., Ltd. Class H              500,388 $ 1,035,190
    Ping An Insurance Group Co. of China, Ltd. Class H    1,144,000  13,474,014
    Poly Culture Group Corp., Ltd. Class H                   19,200      37,944
*   Poly Property Group Co., Ltd.                           635,111     350,980
#   Pou Sheng International Holdings, Ltd.                  553,687     138,467
#   Powerlong Real Estate Holdings, Ltd.                    493,000     267,244
*   Prosperity International Holdings HK, Ltd.              700,000       7,794
*   PW Medtech Group, Ltd.                                  223,000      44,961
#   Q Technology Group Co., Ltd.                            103,000     140,081
    Qingdao Port International Co., Ltd. Class H            183,000     134,879
    Qingling Motors Co., Ltd. Class H                       234,000      78,754
#   Qinhuangdao Port Co., Ltd. Class H                      128,500      42,204
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                 24,300       6,848
*   Qunxing Paper Holdings Co., Ltd.                        124,416       6,012
    Red Star Macalline Group Corp., Ltd. Class H             83,400     110,093
#   Redco Group                                             422,000     191,728
*   Renhe Commercial Holdings Co., Ltd.                   5,231,854     136,288
    Road King Infrastructure, Ltd.                           98,000     201,177
#*  Ronshine China Holdings, Ltd.                            72,000     106,059
*   Sany Heavy Equipment International Holdings Co., Ltd.   344,000     104,246
*   Scud Group, Ltd.                                        206,000       5,135
#   Seaspan Corp.                                            18,764     133,600
#*  Semiconductor Manufacturing International Corp.         810,400   1,166,278
#*  Semiconductor Manufacturing International Corp. ADR      35,721     258,977
#   Shandong Chenming Paper Holdings, Ltd. Class H          105,500     187,077
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                               324,000     239,995
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H         52,000      57,346
#   Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                     928,000      63,881
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                                44,000      36,702
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                           83,000      40,739
    Shanghai Industrial Holdings, Ltd.                       98,000     286,301
    Shanghai Industrial Urban Development Group, Ltd.       736,000     197,632
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                          522,000     221,051
#   Shanghai La Chapelle Fashion Co., Ltd. Class H            9,600      11,044
    Shanghai Prime Machinery Co., Ltd. Class H              278,000      61,018
*   Shanghai Zendai Property, Ltd.                        2,775,000      60,911
    Shengjing Bank Co., Ltd. Class H                         82,500      67,370
*   Shengli Oil & Gas Pipe Holdings, Ltd.                   324,000      13,467
    Shenguan Holdings Group, Ltd.                           550,000      26,298
    Shenzhen Expressway Co., Ltd. Class H                   146,000     153,141
    Shenzhen International Holdings, Ltd.                   304,125     614,869
    Shenzhen Investment, Ltd.                             1,104,987     492,600
    Shenzhou International Group Holdings, Ltd.             137,000   1,410,798
    Shimao Property Holdings, Ltd.                          539,856   1,601,958
*   Shougang Concord International Enterprises Co., Ltd.  3,482,000     100,303
    Shougang Fushan Resources Group, Ltd.                   712,000     172,633
    Shui On Land, Ltd.                                    1,023,521     355,024
#*  Shunfeng International Clean Energy, Ltd.               438,000      21,499
    Sichuan Expressway Co., Ltd. Class H                    284,000     111,842
    Sihuan Pharmaceutical Holdings Group, Ltd.            1,240,000     476,093
*   Silver Grant International Industries, Ltd.             220,000      42,191
    Sino Biopharmaceutical, Ltd.                          1,274,000   2,336,970
    Sino Harbour Holdings Group, Ltd.                       118,000       8,556

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
#*  Sino Oil And Gas Holdings, Ltd.                       3,485,000 $    26,692
    Sino-Ocean Group Holding, Ltd.                          877,003     724,036
#*  Sinofert Holdings, Ltd.                                 598,000      92,979
#*  Sinolink Worldwide Holdings, Ltd.                       404,000      55,165
#*  SinoMedia Holding, Ltd.                                 118,644      27,528
    Sinopec Kantons Holdings, Ltd.                          312,000     198,804
    Sinopec Shanghai Petrochemical Co., Ltd. Class H      1,078,000     658,195
    Sinopharm Group Co., Ltd. Class H                       265,600   1,170,475
#   Sinosoft Technology Group, Ltd.                         238,800      69,666
#   Sinotrans Shipping, Ltd.                                378,173     118,600
    Sinotrans, Ltd. Class H                                 604,000     366,348
#   Sinotruk Hong Kong, Ltd.                                154,500     203,222
*   Skyfame Realty Holdings, Ltd.                           104,000      51,246
    Skyworth Digital Holdings, Ltd.                         597,193     292,598
#   SMI Holdings Group, Ltd.                                239,200     122,720
    SOHO China, Ltd.                                        691,412     410,058
*   Sohu.com, Inc.                                            5,154     198,481
*   Sparkle Roll Group, Ltd.                                456,000      43,682
    Springland International Holdings, Ltd.                 239,000      54,143
#*  SPT Energy Group, Inc.                                  270,000      32,376
*   SRE Group, Ltd.                                       2,226,857      60,984
    SSY Group, Ltd.                                         657,719     481,402
    Sun Art Retail Group, Ltd.                              688,000     931,731
    Sun King Power Electronics Group                         96,000      19,968
    Sunac China Holdings, Ltd.                              150,000     715,905
    Sunny Optical Technology Group Co., Ltd.                131,000   1,805,667
*   Sunshine 100 China Holdings, Ltd.                        93,000      38,923
    Symphony Holdings, Ltd.                                 550,000      69,444
    TAL Education Group ADR                                  39,786   1,295,830
#   Tarena International, Inc. ADR                            4,754      63,609
*   Taung Gold International, Ltd.                        3,250,000      23,203
#   TCL Multimedia Technology Holdings, Ltd.                198,667      94,058
*   Tech Pro Technology Development, Ltd.                 1,644,000      14,291
#*  Technovator International, Ltd.                         108,000      29,739
    Tencent Holdings, Ltd.                                  675,400  39,907,654
    Tenfu Cayman Holdings Co Ltd                             34,000      15,747
*   Tesson Holdings, Ltd.                                    78,000      11,961
    Texhong Textile Group, Ltd.                             125,000     175,792
*   Tian An China Investment Co., Ltd.                      122,000      84,836
    Tian Shan Development Holdings, Ltd.                    104,000      35,640
    Tiande Chemical Holdings, Ltd.                           52,000      10,666
    Tiangong International Co., Ltd.                        156,000      26,457
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                           80,000      48,026
#   Tianjin Development Holdings, Ltd.                       80,000      38,997
    Tianjin Port Development Holdings, Ltd.                 744,000     114,983
    Tianneng Power International, Ltd.                      292,000     288,460
    Tianyi Summi Holdings, Ltd.                             108,000      12,978
    Tingyi Cayman Islands Holding Corp.                     604,000   1,256,181
    Tomson Group, Ltd.                                      110,256      54,487
#   Tong Ren Tang Technologies Co., Ltd. Class H            176,000     281,210
#   Tongda Group Holdings, Ltd.                           1,240,000     280,257
    Tonly Electronics Holdings, Ltd.                         22,200      26,670
    Top Spring International Holdings, Ltd.                  39,000      18,715

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Towngas China Co., Ltd.                                 242,826 $  203,343
    TPV Technology, Ltd.                                    401,412     56,846
    Travelsky Technology, Ltd. Class H                      146,500    457,247
    Trigiant Group, Ltd.                                    190,000     25,650
#   Truly International Holdings, Ltd.                      641,140    217,668
    Uni-President China Holdings, Ltd.                      291,966    267,737
#   United Energy Group, Ltd.                             1,616,000    126,118
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                     94,500     88,170
    Vinda International Holdings, Ltd.                       53,000     99,187
#*  Vipshop Holdings, Ltd. ADR                               90,055  1,488,609
    Want Want China Holdings, Ltd.                        1,625,000  1,432,131
    Wasion Group Holdings, Ltd.                             176,000     98,464
*   Weibo Corp. Sponsored ADR                                   521     67,506
    Weichai Power Co., Ltd. Class H                         626,120    781,034
    Weiqiao Textile Co. Class H                              58,000     34,607
    Welling Holding, Ltd.                                   450,800    117,163
*   West China Cement, Ltd.                                 864,000    148,404
    Wisdom Sports Group                                     118,000     15,054
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                   72,500    138,267
    Xiamen International Port Co., Ltd. Class H             360,000     71,303
#*  Xinchen China Power Holdings, Ltd.                      128,000     17,818
    Xingda International Holdings, Ltd.                     383,393    152,396
*   Xingfa Aluminium Holdings, Ltd.                          48,000     32,131
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                                75,000     60,976
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                               145,338    252,920
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H       236,000     35,795
    Xinyi Solar Holdings, Ltd.                            1,066,000    489,835
    Xinyuan Real Estate Co., Ltd. ADR                         9,856     72,244
    XTEP International Holdings, Ltd.                       227,500    102,989
#   Yadea Group Holdings, Ltd.                              180,000     57,811
*   Yanchang Petroleum International, Ltd.                2,200,000     30,915
    Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                            24,000    110,915
    Yanzhou Coal Mining Co., Ltd. Class H                   226,000    393,071
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR               2,063     35,772
#*  Yashili International Holdings, Ltd.                    245,000     47,655
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                                19,200     78,684
    Yida China Holdings, Ltd.                                36,000     13,174
    Yip's Chemical Holdings, Ltd.                            88,000     32,540
#   Yirendai, Ltd. ADR                                        5,819    235,204
#*  Youyuan International Holdings, Ltd.                    136,920     52,837
*   Yuanda China Holdings, Ltd.                             334,000      5,981
*   YuanShengTai Dairy Farm, Ltd.                           191,000      7,307
    Yuexiu Property Co., Ltd.                             1,933,292    414,513
#   Yuexiu Transport Infrastructure, Ltd.                   198,752    145,855
    Yum China Holdings, Inc.                                 56,287  2,611,154
    Yunnan Water Investment Co., Ltd. Class H                92,000     38,498
    Yuzhou Properties Co., Ltd.                             581,200    428,573
*   YY, Inc. ADR                                             14,570  1,937,227
#   Zhaojin Mining Industry Co., Ltd. Class H               172,000    146,494
    Zhejiang Expressway Co., Ltd. Class H                   370,000    436,954
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                                53,200     29,889
#*  Zhong An Real Estate, Ltd.                              490,000     48,127
    Zhongsheng Group Holdings, Ltd.                         188,500    472,415

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
    Zhuhai Holdings Investment Group, Ltd.                  82,000 $     12,136
    Zhuzhou CRRC Times Electric Co., Ltd. Class H           82,750      457,732
    Zijin Mining Group Co., Ltd. Class H                 1,206,000      608,009
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                         512,400      223,592
*   ZTE Corp. Class H                                       34,320      124,539
                                                                   ------------
TOTAL CHINA                                                         280,929,347
                                                                   ------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA                                     111,669      703,540
    Banco de Bogota SA                                      10,951      257,376
    Bancolombia SA                                          45,287      518,934
#   Bancolombia SA Sponsored ADR                            14,338      658,831
    Celsia SA ESP                                          157,232      259,284
    Cementos Argos SA                                       94,704      377,081
*   Cemex Latam Holdings SA                                 76,893      295,868
    Constructora Conconcreto SA                              2,809          990
    Corp. Financiera Colombiana SA                          30,205      286,083
    Ecopetrol SA                                         1,443,837    1,353,282
#   Ecopetrol SA Sponsored ADR                              28,974      546,739
*   Empresa de Telecomunicaciones de Bogota                193,442       32,240
    Grupo Argos SA                                          32,088      233,368
    Grupo Aval Acciones y Valores SA                        12,451      113,304
    Grupo de Inversiones Suramericana SA                    31,134      440,133
    Grupo Energia Bogota SA ESP                            209,345      149,743
    Grupo Nutresa SA                                        35,646      339,630
    Interconexion Electrica SA ESP                         136,072      685,635
    Mineros SA                                               5,269        4,549
    Promigas SA ESP                                          7,608       19,060
                                                                   ------------
TOTAL COLOMBIA                                                        7,275,670
                                                                   ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                63,342    1,622,365
    Komercni banka A.S.                                      6,682      306,867
    Moneta Money Bank A.S.                                  68,307      283,511
    O2 Czech Republic A.S.                                  22,482      313,470
    Unipetrol A.S.                                          18,848      339,059
                                                                   ------------
TOTAL CZECH REPUBLIC                                                  2,865,272
                                                                   ------------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR         213,565      969,653
    Egyptian Financial Group-Hermes Holding Co. GDR          1,061        2,468
                                                                   ------------
TOTAL EGYPT                                                             972,121
                                                                   ------------
GREECE -- (0.2%)
    Aegean Airlines SA                                      14,009      159,481
*   Alpha Bank AE                                           11,944       29,060
    Athens Water Supply & Sewage Co. SA (The)                9,282       78,738
    Bank of Greece                                              93        2,028
*   Ellaktor SA                                             37,044       86,298
*   FF Group                                                11,777      282,378
    Fourlis Holdings SA                                     16,770      122,567
*   GEK Terna Holding Real Estate Construction SA           19,516      130,850

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GREECE -- (Continued)
    Hellenic Exchanges - Athens Stock Exchange SA          17,189 $  122,635
    Hellenic Petroleum SA                                  13,422    146,529
    Hellenic Telecommunications Organization SA            61,926    971,088
*   HOLDING Co. ADMIE IPTO SA                              23,407     61,116
*   Intracom Holdings SA                                   23,370     27,071
    JUMBO SA                                               30,650    605,459
*   Lamda Development SA                                   10,911     97,551
*   Marfin Investment Group Holdings SA                   371,966     76,565
    Motor Oil Hellas Corinth Refineries SA                 20,574    514,200
*   Mytilineos Holdings SA                                 22,976    288,075
*   National Bank of Greece SA                             18,817      7,957
*   Piraeus Bank SA                                           190        856
    Piraeus Port Authority SA                                 988     20,901
*   Public Power Corp. SA                                  23,407     92,422
    Terna Energy SA                                        15,305     93,735
    Titan Cement Co. SA                                     9,067    278,264
                                                                  ----------
TOTAL GREECE                                                       4,295,824
                                                                  ----------
HUNGARY -- (0.4%)
    Magyar Telekom Telecommunications P.L.C.              246,191    459,962
    MOL Hungarian Oil & Gas P.L.C.                        201,895  2,465,999
    OTP Bank P.L.C.                                        67,248  3,115,878
                                                                  ----------
TOTAL HUNGARY                                                      6,041,839
                                                                  ----------
INDIA -- (11.2%)
*   3M India, Ltd.                                            549    162,015
*   5Paisa Capital, Ltd.                                    4,308     19,709
    8K Miles Software Services, Ltd.                        1,219     14,189
    Aarti Industries                                       15,698    262,265
*   Aban Offshore, Ltd.                                    10,760     35,624
    ABB India, Ltd.                                         6,497    168,908
    Abbott India, Ltd.                                      1,082     95,451
    ACC, Ltd.                                              10,741    289,478
    Adani Enterprises, Ltd.                               146,362    487,508
    Adani Ports & Special Economic Zone, Ltd.             226,865  1,522,257
*   Adani Power, Ltd.                                     447,765    256,490
*   Adani Transmissions, Ltd.                             105,208    343,778
*   Aditya Birla Capital, Ltd.                             79,868    213,877
*   Aditya Birla Fashion and Retail, Ltd.                 134,550    346,171
    Aegis Logistics, Ltd.                                  47,377    184,162
    Agro Tech Foods, Ltd.                                   1,273     13,012
*   Ahluwalia Contracts India Ltd.                          2,080     11,495
    AIA Engineering, Ltd.                                  13,290    319,382
    Ajanta Pharma, Ltd.                                    12,996    296,276
    Akzo Nobel India, Ltd.                                  6,702    192,120
    Alembic Pharmaceuticals, Ltd.                          27,495    243,354
    Alembic, Ltd.                                          56,544     57,786
    Alkem Laboratories, Ltd.                                1,366     47,261
*   Allahabad Bank                                        105,555    110,413
    Allcargo Logistics, Ltd.                               27,460     83,105
    Amara Raja Batteries, Ltd.                             12,973    163,901
    Ambuja Cements, Ltd.                                   85,103    351,172

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
*   Amtek Auto, Ltd.                                       52,973 $   21,519
    Anant Raj, Ltd.                                        53,435     55,535
*   Andhra Bank                                            95,200     78,403
    Apar Industries, Ltd.                                   7,842     90,469
    APL Apollo Tubes, Ltd.                                  2,934     98,838
    Apollo Tyres, Ltd.                                    164,832    659,282
    Arvind, Ltd.                                           84,022    543,084
    Asahi India Glass, Ltd.                                19,060    104,050
    Ashiana Housing, Ltd.                                   4,261     13,351
    Ashok Leyland, Ltd.                                   603,939  1,195,122
    Ashoka Buildcon, Ltd.                                  18,406     65,927
    Asian Paints, Ltd.                                     67,549  1,201,706
    Astral Polytechnik, Ltd.                                6,731     84,237
    Atul, Ltd.                                              6,092    260,462
    Automotive Axles, Ltd.                                  3,807     93,843
    Avanti Feeds, Ltd.                                      3,871    134,996
    Axis Bank, Ltd.                                       176,105  1,641,262
    Bajaj Auto, Ltd.                                       17,773    929,394
    Bajaj Corp., Ltd.                                      29,693    227,780
    Bajaj Electricals, Ltd.                                 9,242     70,551
    Bajaj Finance, Ltd.                                    63,977  1,682,908
    Bajaj Finserv, Ltd.                                    19,460  1,462,814
*   Bajaj Hindusthan Sugar, Ltd.                          210,829     46,933
    Bajaj Holdings & Investment, Ltd.                      15,624    689,063
    Balaji Amines, Ltd.                                     5,277     54,375
    Balaji Telefilms, Ltd.                                  4,388     10,359
    Balkrishna Industries, Ltd.                            45,952    822,537
*   Ballarpur Industries, Ltd.                             47,325     11,690
    Balmer Lawrie & Co., Ltd.                              28,524    107,215
    Balrampur Chini Mills, Ltd.                            83,836    160,596
    Banco Products India, Ltd.                              8,263     30,029
    Bank of Baroda                                        142,627    349,977
*   Bank of India                                          66,618    163,772
*   Bank Of Maharashtra                                    36,741     11,471
    Bannari Amman Sugars, Ltd.                                894     25,789
    Bata India, Ltd.                                       12,974    143,656
    BEML, Ltd.                                              3,916     89,075
    Berger Paints India, Ltd.                             106,165    417,163
*   BGR Energy Systems, Ltd.                                7,400     15,395
    Bhansali Engineering Polymers, Ltd.                    12,160     32,244
*   Bharat Financial Inclusion, Ltd.                       13,479    221,368
    Bharat Forge, Ltd.                                    103,663  1,171,562
    Bharat Petroleum Corp., Ltd.                          160,821  1,237,926
    Bharti Airtel, Ltd.                                   451,575  3,119,049
    Bharti Infratel, Ltd.                                 111,930    618,257
    Biocon, Ltd.                                           58,802    567,545
    Birla Corp., Ltd.                                       9,681    174,651
    Blue Star, Ltd.                                        14,558    171,854
    Bodal Chemicals, Ltd.                                  21,834     54,718
    Bombay Dyeing & Manufacturing Co., Ltd.                49,716    178,926
*   Bombay Rayon Fashions, Ltd.                            10,931     12,190
    Bosch, Ltd.                                               893    271,624

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    Brigade Enterprises, Ltd.                              21,714 $ 96,987
    Britannia Industries, Ltd.                              7,005  513,525
    Can Fin Homes, Ltd.                                    15,165  106,561
    Canara Bank                                            40,639  216,885
    Capital First, Ltd.                                     9,181  106,148
    Caplin Point Laboratories, Ltd.                        12,240  113,166
    Carborundum Universal, Ltd.                            29,311  171,214
    Care Ratings, Ltd.                                      8,973  191,333
    Castrol India, Ltd.                                    64,260  185,488
    CCL Products India, Ltd.                               28,376  130,676
    Ceat, Ltd.                                             14,416  411,609
    Century Plyboards India, Ltd.                          37,659  189,468
    Cera Sanitaryware, Ltd.                                 1,579   86,386
    CESC, Ltd.                                             27,322  451,230
*   CG Power and Industrial Solutions, Ltd.               203,600  289,852
    Chambal Fertilizers and Chemicals, Ltd.                72,529  183,929
    Chennai Petroleum Corp., Ltd.                          22,713  146,947
*   Chennai Super Kings Cricket, Ltd.                     130,176      863
    Cholamandalam Investment and Finance Co., Ltd.         14,306  290,161
    City Union Bank, Ltd.                                  91,347  229,176
    Clariant Chemicals India, Ltd.                          2,197   22,102
    Coal India, Ltd.                                       99,333  468,817
*   Coffee Day Enterprises, Ltd.                            3,072   15,334
    Colgate-Palmolive India, Ltd.                          32,523  572,170
    Container Corp. Of India, Ltd.                         14,020  306,232
    Coromandel International, Ltd.                         43,846  385,709
*   Corp. Bank                                             99,087   60,251
    Cox & Kings, Ltd.                                      51,200  200,189
    CRISIL, Ltd.                                            8,791  269,018
    Crompton Greaves Consumer Electricals, Ltd.           196,701  767,230
    Cummins India, Ltd.                                    17,159  242,403
    Cyient, Ltd.                                           23,996  239,975
    Dabur India, Ltd.                                      90,807  508,386
    Dalmia Bharat, Ltd.                                    20,121  930,562
    DB Corp., Ltd.                                         19,422   99,190
*   DB Realty, Ltd.                                        62,003   58,562
    DCB Bank, Ltd.                                         90,090  245,603
    DCM Shriram, Ltd.                                      26,469  238,236
    Deepak Fertilisers & Petrochemicals Corp., Ltd.        12,197   76,118
    Deepak Nitrite, Ltd.                                   14,093   61,497
*   Dena Bank                                              94,353   37,208
    Dewan Housing Finance Corp., Ltd.                      95,892  875,594
    DFM Foods, Ltd.                                           401   10,075
    Dhampur Sugar Mills, Ltd.                              15,975   47,814
    Dhanuka Agritech, Ltd.                                  1,990   23,421
*   Diligent Media Corp., Ltd.                              5,340      743
*   Dish TV India, Ltd.                                   176,773  208,165
*   Dishman Carbogen Amcis, Ltd.                           29,404  172,300
    Divi's Laboratories, Ltd.                              41,416  679,069
    DLF, Ltd.                                              77,330  303,457
    Dr Lal PathLabs, Ltd.                                   2,210   31,702
*   Dredging Corp. Of India, Ltd.                           3,050   36,483
    Dwarikesh Sugar Industries, Ltd.                       39,803   26,855

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
*   Dynamatic Technologies, Ltd.                            1,869 $   54,489
    eClerx Services, Ltd.                                  12,517    296,157
    Edelweiss Financial Services, Ltd.                    165,909    726,568
    Eicher Motors, Ltd.                                     2,874  1,212,890
    EID Parry India, Ltd.                                  39,453    205,643
    EIH, Ltd.                                              48,850    146,790
    Electrosteel Castings, Ltd.                            34,724     18,508
    Elgi Equipments, Ltd.                                   8,125     40,313
    Emami, Ltd.                                            24,719    433,929
    Engineers India, Ltd.                                  67,636    188,838
    Entertainment Network India, Ltd.                       2,514     27,948
*   Eros International Media, Ltd.                         11,209     35,391
    Escorts, Ltd.                                          22,945    292,372
    Essel Propack, Ltd.                                    39,874    177,715
    Exide Industries, Ltd.                                 99,213    344,002
    FDC, Ltd.                                              22,498     81,550
    Federal Bank, Ltd.                                    505,957    799,765
*   Federal-Mogul Goetze India, Ltd.                        3,768     31,632
    FIEM Industries, Ltd.                                   1,448     21,163
    Finolex Cables, Ltd.                                   37,138    432,951
    Finolex Industries, Ltd.                               17,949    181,907
*   Firstsource Solutions, Ltd.                           142,208     91,270
*   Future Consumer, Ltd.                                  48,947     49,044
    Future Enterprises, Ltd.                               69,930     46,942
    Future Lifestyle Fashions, Ltd.                         1,940     11,431
*   Future Retail, Ltd.                                    74,309    650,809
    Gabriel India, Ltd.                                    42,474    113,363
    GAIL India, Ltd.                                      112,335    845,120
    Garware Wall Ropes, Ltd.                                4,765     76,571
    Gateway Distriparks, Ltd.                              36,072    130,472
    Gati, Ltd.                                             16,063     32,864
    Genus Power Infrastructures, Ltd.                      35,185     43,749
    Geojit Financial Services, Ltd.                        18,501     30,093
    GHCL, Ltd.                                             15,295     74,395
    GIC Housing Finance, Ltd.                              12,531     82,978
    Gillette India, Ltd.                                    2,089    215,185
*   GMR Infrastructure, Ltd.                              836,205    284,555
    Godrej Consumer Products, Ltd.                         70,280  1,158,888
    Godrej Industries, Ltd.                                10,514    101,275
*   Godrej Properties, Ltd.                                 4,818     60,329
    Granules India, Ltd.                                   26,086     54,055
    Graphite India, Ltd.                                   17,282    205,824
    Grasim Industries, Ltd.                                68,116  1,241,043
    Great Eastern Shipping Co., Ltd. (The)                 33,384    209,226
    Greaves Cotton, Ltd.                                   47,399    102,805
    Greenply Industries, Ltd.                              12,449     67,449
    Grindwell Norton, Ltd.                                  4,651     38,208
    Gruh Finance, Ltd.                                     56,136    512,622
    Gujarat Alkalies & Chemicals, Ltd.                     10,847    127,695
    Gujarat Ambuja Exports, Ltd.                           20,394     77,819
    Gujarat Fluorochemicals, Ltd.                          13,628    179,458
    Gujarat Gas, Ltd.                                      14,084    191,180
    Gujarat Industries Power Co., Ltd.                     19,775     37,451

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Gujarat Mineral Development Corp., Ltd.                48,359 $  111,861
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.   22,410    169,752
    Gujarat Pipavav Port, Ltd.                             59,367    134,224
    Gujarat State Fertilizers & Chemicals, Ltd.            73,343    166,385
    Gujarat State Petronet, Ltd.                           61,451    195,702
    Gulf Oil Lubricants India, Ltd.                         3,762     53,431
*   GVK Power & Infrastructure, Ltd.                      350,798    114,332
*   Hathway Cable & Datacom, Ltd.                         113,680     71,498
    Hatsun Agro Products, Ltd.                              7,230     90,522
    Havells India, Ltd.                                    53,995    442,374
    HBL Power Systems, Ltd.                                26,967     26,046
    HCL Technologies, Ltd.                                194,809  3,012,947
    HDFC Bank, Ltd.                                       193,056  6,073,869
*   HealthCare Global Enterprises, Ltd.                     8,361     42,467
*   HEG, Ltd.                                               2,331     99,247
    HeidelbergCement India, Ltd.                           39,068     96,120
    Heritage Foods, Ltd.                                    6,774     80,476
    Hero MotoCorp, Ltd.                                    15,571    902,986
    Hexaware Technologies, Ltd.                            69,847    416,905
    Hikal, Ltd.                                            10,383     35,726
*   Himachal Futuristic Communications, Ltd.              275,133    125,783
    Himadri Speciality Chemical, Ltd.                      24,919     69,018
    Himatsingka Seide, Ltd.                                11,411     62,611
    Hindalco Industries, Ltd.                             594,927  2,389,242
    Hinduja Global Solutions, Ltd.                          3,291     47,687
    Hindustan Petroleum Corp., Ltd.                       143,330    890,558
    Hindustan Unilever, Ltd.                              141,308  3,032,194
    Honda SIEL Power Products, Ltd.                           575     12,721
    Honeywell Automation India, Ltd.                          764    202,717
*   Housing Development & Infrastructure, Ltd.            116,407    104,933
    Housing Development Finance Corp., Ltd.               202,308  6,214,879
    HSIL, Ltd.                                             16,110    109,786
    HT Media, Ltd.                                         27,555     42,619
    Huhtamaki PPL, Ltd.                                    11,366     57,210
    I G Petrochemicals, Ltd.                                4,437     48,585
    ICICI Bank, Ltd.                                       55,916    309,515
    ICICI Bank, Ltd. Sponsored ADR                        146,963  1,613,648
*   IDBI Bank, Ltd.                                       217,816    206,469
*   Idea Cellular, Ltd.                                   932,788  1,354,921
    IDFC Bank, Ltd.                                       298,839    265,943
    IDFC, Ltd.                                            441,791    389,222
*   IFB Industries, Ltd.                                    3,858     77,098
*   IFCI, Ltd.                                            348,487    155,364
    Igarashi Motors India, Ltd.                             2,401     31,426
    IIFL Holdings, Ltd.                                   107,694  1,234,915
*   IL&FS Transportation Networks, Ltd.                    35,931     43,676
    India Cements, Ltd. (The)                              99,315    260,614
    Indiabulls Housing Finance, Ltd.                      143,708  3,127,507
*   Indiabulls Real Estate, Ltd.                          102,160    342,979
    Indiabulls Ventures, Ltd.                              34,923    135,305
    Indian Bank                                            44,985    255,404
    Indian Hotels Co., Ltd. (The)                         113,043    245,298
    Indian Hume Pipe Co., Ltd.                              3,079     19,590

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Indian Metals & Ferro Alloys, Ltd.                      2,835 $   29,206
    Indian Oil Corp., Ltd.                                144,846    948,338
*   Indian Overseas Bank                                  159,455     56,658
    Indo Count Industries, Ltd.                            19,752     32,100
    Indoco Remedies, Ltd.                                  16,097     68,923
    Indraprastha Gas, Ltd.                                107,297    513,358
    IndusInd Bank, Ltd.                                    27,189    747,111
    INEOS Styrolution India, Ltd.                           1,619     24,704
    Infosys, Ltd.                                         488,499  8,808,209
#   Infosys, Ltd. Sponsored ADR                            94,315  1,698,613
    Ingersoll-Rand India, Ltd.                              4,394     53,801
*   Inox Leisure, Ltd.                                     21,648     94,122
*   Inox Wind, Ltd.                                        21,822     44,200
    Insecticides India, Ltd.                                  983     12,888
*   Intellect Design Arena, Ltd.                           22,152     62,712
    InterGlobe Aviation, Ltd.                              12,288    233,964
*   International Paper APPM, Ltd.                          2,375     13,063
    IRB Infrastructure Developers, Ltd.                    83,799    316,080
    ITD Cementation India, Ltd.                            17,120     54,840
    J Kumar Infraprojects, Ltd.                            13,416     70,131
    Jagran Prakashan, Ltd.                                 56,974    154,732
    Jai Corp., Ltd.                                        22,407     63,938
    Jain Irrigation Systems, Ltd.                         187,064    410,571
*   Jaiprakash Power Ventures, Ltd.                       476,905     52,753
*   Jammu & Kashmir Bank, Ltd. (The)                      125,679    147,142
    Jamna Auto Industries, Ltd.                            77,992     88,947
*   Jaypee Infratech, Ltd.                                255,716     60,104
    JB Chemicals & Pharmaceuticals, Ltd.                   15,402     74,599
    JBF Industries, Ltd.                                   18,685     52,807
*   Jet Airways India, Ltd.                                13,549    160,203
    Jindal Poly Films, Ltd.                                 2,316     12,707
    Jindal Saw, Ltd.                                       82,171    190,893
*   Jindal Stainless Hisar, Ltd.                           22,698     70,712
*   Jindal Stainless, Ltd.                                 24,803     43,509
*   Jindal Steel & Power, Ltd.                            177,581    739,202
*   JITF Infralogistics, Ltd.                               8,904      6,373
    JK Cement, Ltd.                                         9,514    168,292
    JK Lakshmi Cement, Ltd.                                13,039     84,307
    JK Paper, Ltd.                                         34,015     75,684
    JK Tyre & Industries, Ltd.                             53,863    147,971
    JM Financial, Ltd.                                    157,571    400,007
    JMC Projects India, Ltd.                                2,434     20,884
    Johnson Controls-Hitachi Air Conditioning India, Ltd.   3,287    129,364
    JSW Energy, Ltd.                                      227,178    310,559
*   JSW Holdings, Ltd.                                      1,476     39,760
    JSW Steel, Ltd.                                       662,480  3,045,918
    Jubilant Foodworks, Ltd.                               13,924    446,102
    Jubilant Life Sciences, Ltd.                           38,766    555,631
*   Just Dial, Ltd.                                        13,708    111,097
    Jyothy Laboratories, Ltd.                              13,590     77,699
    Kajaria Ceramics, Ltd.                                 48,368    478,394
    Kalpataru Power Transmission, Ltd.                     29,121    205,453
    Kalyani Steels, Ltd.                                    8,251     44,974

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Kansai Nerolac Paints, Ltd.                            47,210 $  378,572
    Karnataka Bank, Ltd. (The)                             79,646    184,342
    Karur Vysya Bank, Ltd. (The)                          193,695    337,733
    Kaveri Seed Co., Ltd.                                  18,049    146,571
    KCP, Ltd.                                              22,975     52,611
    KEC International, Ltd.                                50,704    279,570
    KEI Industries, Ltd.                                   14,724     89,984
*   Kiri Industries, Ltd.                                   4,911     43,599
    Kirloskar Oil Engines, Ltd.                            27,680    164,810
    Kitex Garments, Ltd.                                   17,014     77,141
    KNR Constructions, Ltd.                                14,913     71,869
    Kolte-Patil Developers, Ltd.                           10,557     60,693
    Kotak Mahindra Bank, Ltd.                              85,808  1,493,878
    KPIT Technologies, Ltd.                                80,994    269,133
    KPR Mill, Ltd.                                          7,341     84,704
    KRBL, Ltd.                                             34,591    329,982
    Kwality, Ltd.                                          25,524     40,271
    L&T Finance Holdings, Ltd.                            167,375    452,415
    LA Opala RG, Ltd.                                       1,416     13,641
    Lakshmi Machine Works, Ltd.                             1,126    106,349
    Lakshmi Vilas Bank, Ltd. (The)                         20,345     40,849
    LEEL Electricals, Ltd.                                  6,531     28,160
    LG Balakrishnan & Bros, Ltd.                            1,426     22,334
    LIC Housing Finance, Ltd.                             141,823  1,190,793
    Linde India, Ltd.                                       4,251     35,663
    LT Foods, Ltd.                                         40,016     56,663
    LUX Industries, Ltd.                                    2,233     59,797
    Magma Fincorp, Ltd.                                    35,616     88,372
    Maharashtra Seamless, Ltd.                             12,963    102,378
*   Mahindra CIE Automotive, Ltd.                          29,758    103,201
    Man Infraconstruction, Ltd.                            34,618     35,187
    Manappuram Finance, Ltd.                              247,097    430,898
    Marico, Ltd.                                          180,600    874,570
    Marksans Pharma, Ltd.                                  40,154     25,422
*   Max Financial Services, Ltd.                           45,676    383,515
    Mayur Uniquoters, Ltd.                                  5,109     39,531
    McLeod Russel India, Ltd.                              23,301     62,426
    Meghmani Organics, Ltd.                                52,538     85,847
    MEP Infrastructure Developers, Ltd.                     8,450     11,781
    Mercator, Ltd.                                         38,756     23,809
    Merck, Ltd.                                             3,826     87,773
    Minda Corp., Ltd.                                      28,245     88,282
    Minda Industries, Ltd.                                  9,158    178,085
    MindTree, Ltd.                                         65,352    788,908
    Mirza International, Ltd.                               8,582     18,043
    MOIL, Ltd.                                             35,450    134,928
    Monsanto India, Ltd.                                    1,594     64,149
    Motherson Sumi Systems, Ltd.                          218,312  1,259,458
    Motilal Oswal Financial Services, Ltd.                  8,109    163,558
    Mphasis, Ltd.                                          42,941    607,439
*   MPS, Ltd.                                               2,372     21,778
    MRF, Ltd.                                                 684    731,993
    Munjal Showa, Ltd.                                      5,198     22,131

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Muthoot Finance, Ltd.                                  49,501 $  321,336
    National Aluminium Co., Ltd.                          236,653    279,883
    Nava Bharat Ventures, Ltd.                             43,169    106,529
    Navin Fluorine International, Ltd.                      2,970     37,105
*   Navkar Corp., Ltd.                                      6,526     18,347
    Navneet Education, Ltd.                                38,407     88,293
    NBCC India, Ltd.                                       23,286     82,807
    NCC, Ltd.                                             221,253    424,721
    NESCO, Ltd.                                            11,674    110,591
    Nestle India, Ltd.                                      5,986    701,302
*   Network 18 Media & Investments, Ltd.                   26,253     23,039
*   Neuland Laboratories, Ltd.                              1,555     20,587
    NHPC, Ltd.                                            682,551    316,236
    NIIT Technologies, Ltd.                                21,859    293,979
*   NIIT, Ltd.                                             23,857     38,153
    Nilkamal, Ltd.                                          2,321     65,815
    NLC India, Ltd.                                        63,312    103,870
    NOCIL, Ltd.                                            29,828     97,351
    NRB Bearings, Ltd.                                     15,180     38,575
    NTPC, Ltd.                                            284,813    762,220
    Oberoi Realty, Ltd.                                    38,543    319,219
    OCL India, Ltd.                                         3,049     65,938
    Omaxe, Ltd.                                            16,499     59,273
    OnMobile Global, Ltd.                                  19,097     16,480
    Oracle Financial Services Software, Ltd.                5,131    336,894
    Orient Cement, Ltd.                                    20,231     48,197
*   Orient Electric, Ltd.                                   8,650     14,967
    Orient Paper & Industries, Ltd.                         8,650      6,428
    Orient Refractories, Ltd.                              10,745     28,838
*   Oriental Bank of Commerce                              33,504     60,874
    Oriental Carbon & Chemicals, Ltd.                       1,214     22,998
    Page Industries, Ltd.                                   2,239    759,997
*   Patel Engineering, Ltd.                                20,891     24,510
    PC Jeweller, Ltd.                                      42,452    324,647
    Persistent Systems, Ltd.                               22,348    273,471
    Petronet LNG, Ltd.                                    194,456    776,310
    Phillips Carbon Black, Ltd.                             4,978     94,011
    Phoenix Mills, Ltd. (The)                              20,999    214,232
    PI Industries, Ltd.                                    31,768    443,461
    Pidilite Industries, Ltd.                              49,845    701,434
*   Polaris Consulting & Services, Ltd.                     2,125     13,642
    Poly Medicure, Ltd.                                     6,882     26,790
    Polyplex Corp., Ltd.                                    4,605     36,697
    Power Finance Corp., Ltd.                             314,616    578,092
    Power Grid Corp. of India, Ltd.                       328,019  1,000,188
    Prabhat Dairy, Ltd.                                    11,217     37,660
    Praj Industries, Ltd.                                  45,290     75,770
*   Prakash Industries, Ltd.                               23,405     77,854
*   Praxis Home Retail, Ltd.                                3,715     16,648
    Prestige Estates Projects, Ltd.                        41,991    211,169
*   Prime Focus, Ltd.                                      35,207     60,776
    Procter & Gamble Hygiene & Health Care, Ltd.            3,205    467,486
    PTC India Financial Services, Ltd.                    117,889     64,674

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    PTC India, Ltd.                                       115,845 $  192,901
*   Punjab & Sind Bank                                     30,516     21,498
*   Punjab National Bank                                  153,149    410,318
    Puravankara, Ltd.                                      19,821     46,555
    PVR, Ltd.                                              15,671    359,539
    Rain Industries, Ltd.                                  43,809    261,629
    Rajesh Exports, Ltd.                                   35,398    456,913
    Rallis India, Ltd.                                     30,834    121,201
    Ramco Cements, Ltd. (The)                              34,166    409,107
    Ramco Industries, Ltd.                                 11,708     53,692
    Ramkrishna Forgings, Ltd.                               5,297     66,752
    Rane Holdings, Ltd.                                       593     23,748
    Rashtriya Chemicals & Fertilizers, Ltd.                70,443    108,974
    Ratnamani Metals & Tubes, Ltd.                          4,663     74,823
*   RattanIndia Power, Ltd.                               375,276     42,584
    Raymond, Ltd.                                          11,061    181,680
    Redington India, Ltd.                                 132,311    366,556
*   Relaxo Footwears, Ltd.                                 16,083    156,656
    Reliance Capital, Ltd.                                 51,261    391,486
*   Reliance Communications, Ltd.                         630,147    291,458
*   Reliance Home Finance, Ltd.                            58,877     73,859
    Reliance Infrastructure, Ltd.                          58,121    452,254
*   Reliance Naval and Engineering, Ltd.                   43,598     31,439
*   Reliance Power, Ltd.                                  380,881    272,675
    Repco Home Finance, Ltd.                               13,814    135,172
    Rico Auto Industries, Ltd.                              6,837      9,227
*   Rolta India, Ltd.                                      24,799     26,329
*   Ruchi Soya Industries, Ltd.                            24,974      6,765
    Rural Electrification Corp., Ltd.                     381,694    933,403
    Sadbhav Engineering, Ltd.                              27,562    178,001
    Sagar Cements, Ltd.                                       739     11,479
*   Sanghi Industries, Ltd.                                15,969     31,317
    Sanghvi Movers, Ltd.                                    5,653     13,659
    Savita Oil Technologies, Ltd.                             516     11,576
    Schaeffler India, Ltd.                                  2,260    195,896
    Sequent Scientific, Ltd.                               13,673     18,462
    SH Kelkar & Co., Ltd.                                   5,746     27,077
    Sharda Cropchem, Ltd.                                   3,979     27,698
    Sharda Motor Industries, Ltd.                             327     11,835
    Shilpa Medicare, Ltd.                                   3,703     32,879
*   Shipping Corp. of India, Ltd.                          72,988     92,855
    Shoppers Stop, Ltd.                                     2,192     17,997
    Shree Cement, Ltd.                                      2,077    560,259
    Shriram City Union Finance, Ltd.                        2,208     68,287
*   Shriram EPC Ltd.                                       22,118     10,271
    Shriram Transport Finance Co., Ltd.                    47,567  1,026,486
*   Sical Logistics, Ltd.                                   6,311     21,530
    Siemens, Ltd.                                           6,815    138,488
    Simplex Infrastructures, Ltd.                           7,549     69,833
    Sintex Industries, Ltd.                               184,858     67,321
*   Sintex Plastics Technology, Ltd.                      184,858    211,821
*   SITI Networks, Ltd.                                    74,545     27,127
    Siyaram Silk Mills, Ltd.                                2,906     29,701

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    SJVN, Ltd.                                            193,972 $  105,203
    SKF India, Ltd.                                         5,522    152,478
    Skipper, Ltd.                                          13,030     49,565
    SML ISUZU, Ltd.                                         2,236     29,598
    Sobha, Ltd.                                            27,620    246,655
    Solar Industries India, Ltd.                            6,796    114,203
    Somany Ceramics, Ltd.                                   4,068     46,899
    Sonata Software, Ltd.                                  31,777    150,301
    South Indian Bank, Ltd. (The)                         518,217    245,835
    SREI Infrastructure Finance, Ltd.                      86,569    129,779
    SRF, Ltd.                                              10,142    283,606
    Srikalahasthi Pipes, Ltd.                               5,140     30,199
*   Star Cement, Ltd.                                       8,339     16,619
    State Bank of India                                   217,775  1,074,338
*   Steel Authority of India, Ltd.                        205,943    287,771
    Sterlite Technologies, Ltd.                            93,582    527,939
    Strides Shasun, Ltd.                                   21,599    258,392
    Subros, Ltd.                                           11,203     59,724
    Sudarshan Chemical Industries, Ltd.                     8,372     59,120
    Sun TV Network, Ltd.                                   39,506    632,823
    Sundaram Finance, Ltd.                                  4,466    131,886
    Sundaram-Clayton, Ltd.                                    325     24,768
    Sundram Fasteners, Ltd.                                35,624    295,106
    Sunteck Realty, Ltd.                                   14,852     98,789
    Suprajit Engineering, Ltd.                             12,968     62,682
    Supreme Industries, Ltd.                               22,231    450,300
    Supreme Petrochem, Ltd.                                10,600     61,748
    Surya Roshni, Ltd.                                      7,924     49,746
    Sutlej Textiles and Industries, Ltd.                   15,646     24,273
    Suven Life Sciences, Ltd.                              16,719     56,336
*   Suzlon Energy, Ltd.                                   969,075    223,492
    Swaraj Engines, Ltd.                                      846     26,319
    Symphony, Ltd.                                          6,558    186,349
*   Syndicate Bank                                        124,761    142,309
    Syngene International, Ltd.                            14,124    133,199
    TAKE Solutions, Ltd.                                   21,888     58,129
    Tamil Nadu Newsprint & Papers, Ltd.                     9,883     64,750
    Tata Chemicals, Ltd.                                   57,988    657,583
    Tata Communications, Ltd.                              33,278    320,734
    Tata Consultancy Services, Ltd.                       118,281  5,776,542
    Tata Elxsi, Ltd.                                        9,084    151,790
    Tata Global Beverages, Ltd.                           201,822    921,667
    Tata Metaliks, Ltd.                                     2,296     31,704
    Tata Power Co., Ltd. (The)                            414,204    578,616
    Tata Sponge Iron, Ltd.                                  2,770     46,787
    Tata Steel, Ltd.                                      187,191  2,077,119
*   Tata Teleservices Maharashtra, Ltd.                   113,034     12,293
    TCI Express, Ltd.                                       8,425     70,274
    Tech Mahindra, Ltd.                                   171,271  1,646,166
*   Techno Electric & Engineering Co., Ltd.                15,533     91,282
    Texmaco Rail & Engineering, Ltd.                       32,187     52,070
    Thermax, Ltd.                                           4,399     85,239
    Thirumalai Chemicals, Ltd.                              2,142     66,802

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Thomas Cook India, Ltd.                                 9,491 $   34,909
    Thyrocare Technologies, Ltd.                            2,530     27,355
    TI Financial Holdings, Ltd.                            25,207    273,471
    Tide Water Oil Co India, Ltd.                             436     46,758
    Time Technoplast, Ltd.                                 51,269    145,865
    Timken India, Ltd.                                      9,144    128,772
    Tinplate Co. of India, Ltd. (The)                       6,956     27,712
    Titagarh Wagons, Ltd.                                  24,770     60,595
    Titan Co., Ltd.                                        85,114  1,161,155
    Torrent Pharmaceuticals, Ltd.                          22,559    481,561
    Torrent Power, Ltd.                                    63,788    284,688
    Transport Corp. of India, Ltd.                         16,849     74,056
    Trent, Ltd.                                            23,170    114,618
    Trident, Ltd.                                          36,997     45,671
    Triveni Engineering & Industries, Ltd.                 46,924     47,179
    Triveni Turbine, Ltd.                                  39,695     80,826
    TTK Prestige, Ltd.                                        971    110,824
    Tube Investments of India, Ltd.                        25,207    105,717
    TV Today Network, Ltd.                                  8,743     61,862
*   TV18 Broadcast, Ltd.                                  270,801    262,557
    TVS Motor Co., Ltd.                                    75,898    830,296
    TVS Srichakra, Ltd.                                       631     35,454
*   UCO Bank                                              126,036     62,300
    Uflex, Ltd.                                            15,527    102,849
    UFO Moviez India, Ltd.                                  2,912     20,888
    UltraTech Cement, Ltd.                                 12,882    885,201
*   Union Bank of India                                    83,020    177,392
*   Unitech, Ltd.                                         461,266     61,094
    UPL, Ltd.                                             194,685  2,296,728
    V-Guard Industries, Ltd.                               73,542    268,265
    V-Mart Retail, Ltd.                                     2,980     69,576
    VA Tech Wabag, Ltd.                                    16,956    163,683
*   Vaibhav Global, Ltd.                                    5,973     67,616
    Vakrangee, Ltd.                                       160,488    919,880
    Vardhman Textiles, Ltd.                                10,903    222,912
    Vedanta, Ltd.                                         664,777  3,550,748
    Venky's India, Ltd.                                     2,413    102,245
    Vesuvius India, Ltd.                                    1,000     22,289
    Vijaya Bank                                           113,642    114,072
    Vinati Organics, Ltd.                                   5,334     79,853
    VIP Industries, Ltd.                                   23,109    123,248
    Voltas, Ltd.                                           18,088    171,594
    VRL Logistics, Ltd.                                    13,240     90,885
    VST Tillers Tractors, Ltd.                                811     30,005
    WABCO India, Ltd.                                       2,149    250,755
    Welspun Corp., Ltd.                                    57,937    143,516
    Welspun Enterprises, Ltd.                              26,652     72,255
    Welspun India, Ltd.                                   187,140    202,852
    West Coast Paper Mills, Ltd.                           10,528     43,633
    Wheels India, Ltd.                                        299     10,320
    Whirlpool of India, Ltd.                                8,665    200,248
    Wipro, Ltd.                                           242,533  1,161,155
    Wonderla Holidays, Ltd.                                 3,715     21,858

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Yes Bank, Ltd.                                         446,071 $  2,481,203
    Zee Entertainment Enterprises, Ltd.                    161,490    1,512,193
    Zee Learn, Ltd.                                         34,956       24,430
*   Zee Media Corp., Ltd.                                   37,698       25,803
    Zensar Technologies, Ltd.                               10,553      157,420
                                                                   ------------
TOTAL INDIA                                                         183,732,842
                                                                   ------------
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                        4,736,900      477,329
    Adaro Energy Tbk PT                                  9,307,600    1,702,742
    Adhi Karya Persero Tbk PT                              899,025      149,462
    Agung Podomoro Land Tbk PT                           4,253,200       75,065
    AKR Corporindo Tbk PT                                  477,800      221,862
    Alam Sutera Realty Tbk PT                            6,113,000      179,550
*   Aneka Tambang Persero Tbk PT                         4,714,989      321,924
    Arwana Citramulia Tbk PT                             1,603,400       40,957
    Asahimas Flat Glass Tbk PT                               2,000          812
    Astra Agro Lestari Tbk PT                              271,767      263,785
    Astra Graphia Tbk PT                                   236,000       22,666
    Astra International Tbk PT                           4,894,700    3,104,267
*   Bakrie and Brothers Tbk PT                          10,309,000       38,499
    Bank Bukopin Tbk                                     2,711,400      129,563
    Bank Central Asia Tbk PT                             1,359,800    2,308,641
    Bank Danamon Indonesia Tbk PT                        1,216,342      649,114
    Bank Mandiri Persero Tbk PT                          2,444,544    1,486,094
    Bank Negara Indonesia Persero Tbk PT                 1,865,900    1,310,202
*   Bank Pan Indonesia Tbk PT                            2,354,700      258,358
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 1,862,500      321,273
    Bank Pembangunan Daerah Jawa Timur Tbk PT            2,307,600      134,360
*   Bank Permata Tbk PT                                  2,169,858      106,972
    Bank Rakyat Indonesia Persero Tbk PT                17,310,500    4,787,205
    Bank Tabungan Negara Persero Tbk PT                  1,779,273      486,221
    Bank Tabungan Pensiunan Nasional Tbk PT                413,000      109,710
*   Barito Pacific Tbk PT                                2,920,200      575,987
*   Bayan Resources Tbk PT                                  13,000       10,399
    Bekasi Fajar Industrial Estate Tbk PT                2,446,000       54,878
*   Benakat Integra Tbk PT                               5,686,600       37,802
    BISI International Tbk PT                              932,700      122,151
    Blue Bird Tbk PT                                        98,600       25,200
    Bukit Asam Persero Tbk PT                            2,273,605      577,291
    Bumi Serpong Damai Tbk PT                            2,339,300      317,935
    Charoen Pokphand Indonesia Tbk PT                    2,229,615      574,441
*   Citra Marga Nusaphala Persada Tbk PT                   896,868      104,917
*   Delta Dunia Makmur Tbk PT                            3,249,700      283,927
*   Eagle High Plantations Tbk PT                        6,841,000      115,512
    Elnusa Tbk PT                                        2,138,700       67,963
    Erajaya Swasembada Tbk PT                              481,300       30,147
    Fajar Surya Wisesa Tbk PT                              181,400       69,440
    Gajah Tunggal Tbk PT                                   983,100       62,482
*   Garuda Indonesia Persero Tbk PT                      2,980,246       69,896
    Global Mediacom Tbk PT                               5,909,100      331,134
*   Hanson International Tbk PT                         28,125,600      232,955

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDONESIA -- (Continued)
*   Harum Energy Tbk PT                                      645,200 $  159,174
    Indah Kiat Pulp & Paper Corp. Tbk PT                   1,078,400    755,086
*   Indika Energy Tbk PT                                     670,200    223,533
    Indo Tambangraya Megah Tbk PT                            279,300    631,528
    Indocement Tunggal Prakarsa Tbk PT                       195,300    317,925
    Indofood CBP Sukses Makmur Tbk PT                        703,900    458,856
    Indofood Sukses Makmur Tbk PT                          2,352,800  1,361,354
    Indosat Tbk PT                                           422,200    174,260
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT           1,144,400     53,006
*   Inovisi Infracom Tbk PT                                  668,445        300
    Intiland Development Tbk PT                            3,372,000     90,215
    Japfa Comfeed Indonesia Tbk PT                         2,841,800    310,007
    Jasa Marga Persero Tbk PT                                785,526    334,211
    Kalbe Farma Tbk PT                                     4,889,000    606,920
    Kawasan Industri Jababeka Tbk PT                       8,974,668    199,656
    KMI Wire & Cable Tbk PT                                  895,300     33,780
*   Krakatau Steel Persero Tbk PT                          2,508,331     96,401
*   Kresna Graha Investama Tbk PT                          2,457,900    100,050
    Link Net Tbk PT                                          175,900     71,320
*   Lippo Cikarang Tbk PT                                    325,700     84,702
    Malindo Feedmill Tbk PT                                  449,100     23,825
    Matahari Department Store Tbk PT                         809,000    672,204
*   Matahari Putra Prima Tbk PT                              737,300     26,635
    Mayora Indah Tbk PT                                    2,702,925    452,152
*   Medco Energi Internasional Tbk PT                      6,126,400    567,242
    Media Nusantara Citra Tbk PT                           2,426,900    276,093
    Mitra Adiperkasa Tbk PT                                  487,700    266,250
    Mitra Keluarga Karyasehat Tbk PT                         868,900    123,876
    Mitra Pinasthika Mustika Tbk PT                          213,600     13,092
*   MNC Investama Tbk PT                                  13,427,000    121,398
*   MNC Sky Vision Tbk PT                                    269,000     16,469
    Modernland Realty Tbk PT                               6,013,600    143,848
    Multipolar Tbk PT                                      3,394,400     43,362
*   Multistrada Arah Sarana Tbk PT                            33,500        710
    Nippon Indosari Corpindo Tbk PT                        1,073,844    103,826
*   Nusantara Infrastructure Tbk PT                        7,772,700    130,928
    Pabrik Kertas Tjiwi Kimia Tbk PT                         246,500     86,828
    Pakuwon Jati Tbk PT                                   10,687,900    565,645
    Pan Brothers Tbk PT                                    1,955,500     71,817
*   Panin Financial Tbk PT                                 9,869,000    220,936
*   Paninvest Tbk PT                                         992,000    105,951
    Perusahaan Gas Negara Persero Tbk                      3,331,800    649,134
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  1,936,300    189,448
    PP Persero Tbk PT                                      1,721,142    402,153
    PP Properti Tbk PT                                     1,768,000     25,307
    Ramayana Lestari Sentosa Tbk PT                        1,926,700    168,286
    Salim Ivomas Pratama Tbk PT                            2,097,500     81,452
    Sampoerna Agro PT                                        572,600    108,753
    Sawit Sumbermas Sarana Tbk PT                          1,650,600    183,667
    Selamat Sempurna Tbk PT                                1,169,600    116,103
    Semen Baturaja Persero Tbk PT                            807,400    223,173
    Semen Indonesia Persero Tbk PT                           401,000    333,199
*   Sentul City Tbk PT                                    12,537,700    137,524

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    Sinar Mas Agro Resources & Technology Tbk PT             36,000 $     9,798
    Sinar Mas Multiartha Tbk PT                              16,500      12,258
    Sri Rejeki Isman Tbk PT                               5,372,600     153,433
*   Sugih Energy Tbk PT                                   5,670,200      21,176
    Sumber Alfaria Trijaya Tbk PT                         1,089,000      49,352
    Surya Citra Media Tbk PT                              2,469,200     495,384
    Surya Semesta Internusa Tbk PT                        1,534,500      67,060
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR    88,398   2,656,360
*   Tiga Pilar Sejahtera Food Tbk                         1,372,000      55,779
    Timah Tbk PT                                          1,945,231     152,200
    Tiphone Mobile Indonesia Tbk PT                       1,094,000      75,628
    Total Bangun Persada Tbk PT                             672,000      37,187
    Tower Bersama Infrastructure Tbk PT                     896,500     410,981
*   Trada Alam Minera Tbk PT                              5,999,600     143,368
*   Truba Alam Manunggal Engineering PT                   3,328,000       9,943
    Tunas Baru Lampung Tbk PT                             1,728,700     159,416
    Tunas Ridean Tbk PT                                     238,000      21,148
    Ultrajaya Milk Industry & Trading Co. Tbk PT            939,600      89,099
    Unilever Indonesia Tbk PT                               322,000   1,307,774
    United Tractors Tbk PT                                  828,495   2,402,415
*   Vale Indonesia Tbk PT                                   976,200     272,266
*   Visi Media Asia Tbk PT                                5,092,600     116,462
    Waskita Karya Persero Tbk PT                          2,405,743     508,895
    Wijaya Karya Beton Tbk PT                             1,187,700      53,221
    Wijaya Karya Persero Tbk PT                           1,742,149     270,358
*   XL Axiata Tbk PT                                      1,931,200     431,067
                                                                    -----------
TOTAL INDONESIA                                                      45,046,688
                                                                    -----------
MALAYSIA -- (2.7%)
    Aeon Co. M Bhd                                          344,200     144,259
#   Aeon Credit Service M Bhd                                39,090     134,848
    Affin Holdings Bhd                                      268,770     174,457
    AirAsia Bhd                                             851,900     904,560
#*  AirAsia X Bhd                                         1,690,000     175,578
    Ajinomoto Malaysia Bhd                                    8,600      45,327
    Alliance Bank Malaysia Bhd                              586,900     651,508
    AMMB Holdings Bhd                                       564,275     697,585
    Amway Malaysia Holdings Bhd                              16,600      33,613
    Ann Joo Resources Bhd                                   102,700      91,880
    APM Automotive Holdings Bhd                              22,800      21,940
    Astro Malaysia Holdings Bhd                             423,200     282,045
    Axiata Group Bhd                                        953,434   1,388,479
    Batu Kawan Bhd                                           39,400     200,015
    Benalec Holdings Bhd                                    227,000      22,951
    Berjaya Food Bhd                                         45,400      20,364
*   Bermaz Auto Bhd                                         214,100     122,962
    BIMB Holdings Bhd                                       288,531     306,930
    Bonia Corp. Bhd                                         304,400      39,038
    Boustead Holdings Bhd                                    95,260      70,101
    Boustead Plantations Bhd                                109,900      47,609
#*  Bumi Armada Bhd                                       1,114,700     240,590
    Bursa Malaysia Bhd                                      248,200     693,677

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
MALAYSIA -- (Continued)
    CAB Cakaran Corp. Bhd                                    87,500 $   20,521
    Cahya Mata Sarawak Bhd                                  257,100    286,741
    Can-One Bhd                                              42,900     31,899
    CB Industrial Product Holding Bhd                       196,580     89,649
    CIMB Group Holdings Bhd                                 558,025  1,036,673
    Coastal Contracts Bhd                                   176,800     59,300
    CSC Steel Holdings Bhd                                   55,500     21,951
    Cypark Resources Bhd                                     57,000     38,547
    D&O Green Technologies Bhd                              343,200     57,985
#   Dagang NeXchange Bhd                                    215,100     26,441
    Daibochi Plastic & Packaging Industry Bhd                 6,048      3,515
    Datasonic Group Bhd                                     375,000    113,360
#*  Dayang Enterprise Holdings Bhd                          229,650     47,508
*   Destinii Bhd                                            184,000     28,469
    Dialog Group Bhd                                        297,514    195,099
    DiGi.Com Bhd                                            674,900    856,507
    DKSH Holdings Malaysia Bhd                               15,200     15,206
    DRB-Hicom Bhd                                           449,900    299,558
    Dutch Lady Milk Industries Bhd                            5,700     92,227
    Eastern & Oriental Bhd                                  424,538    155,584
*   Eco World Development Group Bhd                         470,100    168,905
    Econpile Holldings Bhd                                  336,450    106,983
#   Ekovest Bhd                                             602,850    153,549
#   Evergreen Fibreboard Bhd                                218,700     32,209
#   Felda Global Ventures Holdings Bhd                    1,100,600    566,855
    Fraser & Neave Holdings Bhd                               5,500     41,125
    Gabungan AQRS Bhd                                        45,400     22,571
#   Gadang Holdings Bhd                                     254,400     75,627
    Gamuda Bhd                                              452,000    593,241
    Gas Malaysia Bhd                                         57,400     40,599
    Genting Plantations Bhd                                  70,200    180,352
#   George Kent Malaysia BHD                                169,200    165,687
    Globetronics Technology Bhd                             133,700    216,688
    Glomac Bhd                                              194,040     26,367
    Goldis Bhd                                               10,502      8,442
    GuocoLand Malaysia Bhd                                   34,800      9,639
    Hai-O Enterprise Bhd                                     59,100     81,663
    HAP Seng Consolidated Bhd                               279,820    697,508
    Hap Seng Plantations Holdings Bhd                        90,600     59,298
    Hartalega Holdings Bhd                                  281,400    853,447
*   Hengyuan Refining Co. Bhd                                55,400    182,669
#   HeveaBoard Bhd                                          210,500     53,918
    Hiap Teck Venture Bhd                                   168,500     21,601
*   Hibiscus Petroleum Bhd                                  593,700    147,822
    Hock Seng LEE BHD                                        61,600     25,768
    Hong Leong Bank Bhd                                      81,990    390,777
    Hong Leong Financial Group Bhd                          113,613    540,471
    Hong Leong Industries Bhd                                46,900    116,716
    Hua Yang Bhd                                            128,710     19,938
#   Hume Industries Bhd                                      39,208     20,697
    Hup Seng Industries Bhd                                 218,300     61,652
    I-Bhd                                                    59,800      8,131
    IJM Corp. Bhd                                           957,214    758,246

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
MALAYSIA -- (Continued)
    IJM Plantations Bhd                                      85,300 $   52,547
    Inari Amertron Bhd                                      780,642    659,710
    Insas Bhd                                               259,813     64,524
    IOI Corp. Bhd                                           585,505    703,648
    IOI Properties Group Bhd                                483,610    246,833
*   Iris Corp. Bhd                                          736,100     40,663
#*  Iskandar Waterfront City Bhd                            289,100    101,401
*   JAKS Resources Bhd                                      166,000     74,046
#   Jaya Tiasa Holdings Bhd                                 186,405     51,017
    JCY International Bhd                                   413,600     45,535
    Kenanga Investment Bank Bhd                              81,000     12,653
    Kerjaya Prospek Group Bhd                               106,800    111,361
    Kian JOO CAN Factory Bhd                                114,600     86,714
    Kim Loong Resources Bhd                                  50,920     54,573
#   Kimlun Corp. Bhd                                         48,607     28,428
#*  KNM Group Bhd                                         1,273,484     81,280
    Kretam Holdings Bhd                                     399,000     70,545
#*  KSL Holdings Bhd                                        376,864     99,427
    Kuala Lumpur Kepong Bhd                                  79,250    512,823
    Kumpulan Perangsang Selangor Bhd                        116,800     38,938
*   Lafarge Malayan Bhd                                      29,000     41,425
    Land & General Bhd                                    1,013,940     54,384
*   Landmarks Bhd                                           139,100     30,980
#   LBS Bina Group Bhd                                      207,800    126,106
    Lii Hen Indsustries Bhd                                  57,200     45,435
    Lingkaran Trans Kota Holdings Bhd                       112,800    165,994
*   Lion Industries Corp. Bhd                               120,400     40,185
    LPI Capital Bhd                                          28,300    141,894
    Magni-Tech Industries Bhd                                27,800     35,455
    Mah Sing Group Bhd                                      784,752    288,678
    Malakoff Corp. Bhd                                      393,800     95,924
    Malayan Banking Bhd                                     677,411  1,754,643
    Malayan Flour Mills Bhd                                 131,900     74,003
*   Malayan United Industries Bhd                           357,000     20,097
    Malaysia Airports Holdings Bhd                          186,167    431,951
    Malaysia Building Society Bhd                           715,072    214,257
#*  Malaysia Marine and Heavy Engineering Holdings Bhd      213,400     43,408
#*  Malaysian Bulk Carriers Bhd                             219,725     45,035
#   Malaysian Pacific Industries Bhd                         67,663    181,973
#   Malaysian Resources Corp. Bhd                         1,238,000    379,708
#   Malton Bhd                                              177,500     42,509
    Matrix Concepts Holdings Bhd                            279,750    156,431
    Maxis Bhd                                               383,500    597,740
    MBM Resources Bhd                                        80,330     48,424
    Media Chinese International, Ltd.                       100,600      9,812
    Media Prima Bhd                                         428,000     74,576
    Mega First Corp. Bhd                                     78,700     75,739
#   Mitrajaya Holdings Bhd                                  207,000     51,950
*   MK Land Holdings Bhd                                    360,900     21,547
    MKH Bhd                                                 200,015     86,683
    MMC Corp. Bhd                                           312,600    160,010
*   MNRB Holdings Bhd                                        58,350     39,328
*   MPHB Capital Bhd                                         74,900     28,963

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
MALAYSIA -- (Continued)
*   Mudajaya Group Bhd                                      196,900 $   46,684
    Muhibbah Engineering M Bhd                              220,500    179,080
*   Mulpha International Bhd                                 87,720     57,139
    My EG Services Bhd                                      937,550    600,687
*   Naim Holdings Bhd                                       101,300     26,762
    NTPM Holdings Bhd                                       103,400     15,361
    Oldtown Bhd                                             179,125    140,126
    Oriental Holdings Bhd                                    27,700     46,227
#   OSK Holdings Bhd                                        493,663    131,730
#   Padini Holdings Bhd                                     228,200    297,917
    Panasonic Manufacturing Malaysia BHD                     13,100    116,549
    Pantech Group Holdings Bhd                              101,846     17,093
    Paramount Corp. Bhd                                     131,100     63,789
*   Parkson Holdings Bhd                                    297,705     40,376
*   Pentamaster Corp., Bhd                                  128,844     85,626
*   Perdana Petroleum Bhd                                    69,781      6,982
    PESTECH International Bhd                               124,400     58,008
    Petron Malaysia Refining & Marketing Bhd                 35,600    105,056
    Pharmaniaga Bhd                                          44,200     46,529
    Pie Industrial BHD                                       57,300     25,710
#   Pos Malaysia Bhd                                        123,400    155,835
    PPB Group Bhd                                            99,200    443,285
#   Press Metal Aluminium Holdings Bhd                      550,800    816,800
    Protasco Bhd                                            163,000     45,589
    Public Bank Bhd                                         624,370  3,519,357
*   Puncak Niaga Holdings Bhd                               104,100     17,587
#   QL Resources Bhd                                        358,004    441,006
    RHB Bank Bhd                                            125,062    174,474
*   Rimbunan Sawit Bhd                                      496,600     45,752
*   Salcon Bhd                                              254,494     30,283
    Sam Engineering & Equipment M Bhd                        16,800     31,033
    Sapura Energy Bhd                                     2,156,011    414,998
    Sarawak Oil Palms Bhd                                    45,314     43,556
    Scicom MSC Bhd                                           31,200     13,574
    Scientex Bhd                                            129,600    290,980
    Selangor Dredging Bhd                                   150,900     33,965
    Selangor Properties Bhd                                   2,100      2,612
    Shangri-La Hotels Malaysia Bhd                          101,700    128,935
    SHL Consolidated Bhd                                     98,500     66,685
    SKP Resources Bhd                                       349,300    175,438
    SP Setia Bhd Group                                      184,990    147,547
    Star Media Group Bhd                                    114,600     40,820
#   Sunway Construction Group Bhd                           153,210    100,730
    Supermax Corp. Bhd                                      257,050    144,176
    Suria Capital Holdings Bhd                               18,100      8,433
#   Syarikat Takaful Malaysia Bhd                           181,200    173,270
#   Ta Ann Holdings Bhd                                     139,426    118,804
    TA Enterprise Bhd                                       620,300    100,850
    TA Global Bhd                                           529,180     48,863
    Taliworks Corp. Bhd                                     209,700     58,566
    Tambun Indah Land Bhd                                   121,700     29,716
    TAN Chong Motor Holdings Bhd                            103,100     45,239
    Tasek Corp. Bhd                                           7,400     20,297

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Telekom Malaysia Bhd                                    284,560 $   448,872
    Tenaga Nasional Bhd                                     639,100   2,584,551
    TH Plantations Bhd                                       61,320      16,540
    Thong Guan Industries Bhd                                11,900      11,841
#   Time dotCom Bhd                                          38,900      87,408
    Tiong NAM Logistics Holdings                            119,850      37,134
    Top Glove Corp. Bhd                                     323,900     768,437
    Tropicana Corp. Bhd                                     224,652      52,702
    TSH Resources Bhd                                       272,900     115,277
    Tune Protect Group Bhd                                  256,100      68,212
    Uchi Technologies Bhd                                    56,870      41,288
    UEM Edgenta Bhd                                         164,900     105,642
#*  UEM Sunrise Bhd                                         851,564     246,148
*   UMW Holdings Bhd                                        265,500     462,937
*   UMW Oil & Gas Corp. Bhd                               1,321,635     109,615
    Unisem M Bhd                                            365,830     282,913
    United Malacca Bhd                                       20,100      33,154
    United Plantations Bhd                                   22,500     164,286
    United U-Li Corp. Bhd                                    47,000      38,560
    UOA Development Bhd                                     385,600     248,744
    ViTrox Corp. Bhd                                         47,500      76,848
#   VS Industry Bhd                                         525,925     411,187
*   Wah Seong Corp. Bhd                                     218,605      81,846
*   WCE Holdings Bhd                                         56,300      17,045
#*  WCT Holdings Bhd                                        495,475     198,222
    Wellcall Holdings Bhd                                   272,550     107,455
#   Westports Holdings Bhd                                  418,100     375,585
    WTK Holdings Bhd                                        175,000      31,152
    Yinson Holdings Bhd                                     218,300     235,865
*   YNH Property Bhd                                        257,166      92,151
    YTL Corp. Bhd                                         2,450,230     961,045
    YTL Power International Bhd                             688,246     220,592
    Zhulian Corp. Bhd                                        58,200      24,734
                                                                    -----------
TOTAL MALAYSIA                                                       43,972,604
                                                                    -----------
MEXICO -- (3.5%)
    Alfa S.A.B. de C.V. Class A                           1,803,454   2,256,770
#   Alpek S.A.B. de C.V.                                    311,293     450,086
#   Alsea S.A.B. de C.V.                                    332,233   1,087,109
    America Movil S.A.B. de C.V. Series L                 4,985,903   4,669,324
    America Movil S.A.B. de C.V. Series L ADR               116,929   2,186,572
    Arca Continental S.A.B. de C.V.                         105,102     764,784
#*  Axtel S.A.B. de C.V.                                    643,463     164,913
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand ADR                  40,684     318,149
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B             248,985     392,640
#   Banregio Grupo Financiero S.A.B. de C.V.                167,956   1,044,279
*   Bio Pappel S.A.B. de C.V.                                22,232      24,010
    Bolsa Mexicana de Valores S.A.B. de C.V.                173,089     331,823
*   Cemex S.A.B. de C.V.                                  2,899,346   2,413,039
*   Cemex S.A.B. de C.V. Sponsored ADR                       68,006     563,770
    Coca-Cola Femsa S.A.B. de C.V. Series L                  18,905     144,715

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
MEXICO -- (Continued)
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR              6,841 $  521,284
    Consorcio ARA S.A.B. de C.V. Series *                   495,229    207,546
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A                                               227,542    195,000
    Corp. Actinver S.A.B. de C.V.                             9,800      7,319
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                 255,854    352,746
    Corp. Moctezuma S.A.B. de C.V. Series *                  87,200    349,423
    Credito Real S.A.B. de C.V. SOFOM ER                    141,413    189,951
#*  Desarrolladora Homex S.A.B. de C.V.                     115,610      3,416
#   El Puerto de Liverpool S.A.B. de C.V. Class C1           28,025    207,781
#*  Elementia S.A.B. de C.V.                                 23,200     31,076
#*  Empresas ICA S.A.B. de C.V.                              72,400        905
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR        21,447      3,457
#   Fomento Economico Mexicano S.A.B. de C.V.                94,466    922,239
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR                                                    25,718  2,508,534
#   Gentera S.A.B. de C.V.                                  676,510    613,927
#   Gruma S.A.B. de C.V. Class B                             96,454  1,153,401
#*  Grupo Aeromexico S.A.B. de C.V.                         105,321    166,483
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.     151,532    771,674
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR       7,415    777,463
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                                72,582    760,733
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR        4,576    888,705
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                                21,310    414,493
#   Grupo Bimbo S.A.B. de C.V. Series A                     418,153  1,019,559
    Grupo Carso S.A.B. de C.V. Series A1                    171,017    643,482
    Grupo Cementos de Chihuahua S.A.B. de C.V.               17,771    100,562
    Grupo Comercial Chedraui S.A. de C.V.                   214,602    477,476
#   Grupo Elektra S.A.B. de C.V.                             28,023  1,023,067
*   Grupo Famsa S.A.B. de C.V. Class A                      156,137     99,999
    Grupo Financiero Banorte S.A.B. de C.V. Class O         347,324  2,224,456
    Grupo Financiero Inbursa S.A.B. de C.V. Class O         487,642    862,791
    Grupo Financiero Interacciones SA de C.V. Class O        77,323    372,993
#*  Grupo GICSA S.A. de C.V.                                 75,377     42,930
    Grupo Herdez S.A.B. de C.V. Series *                    191,571    451,760
    Grupo Industrial Saltillo S.A.B. de C.V.                 46,710     84,075
    Grupo KUO S.A.B. de C.V. Series B                        28,600     64,694
#   Grupo Lala S.A.B. de C.V.                               209,879    336,158
#   Grupo Mexico S.A.B. de C.V. Series B                  1,442,882  5,094,965
*   Grupo Pochteca S.A.B. de C.V.                            35,990     18,312
#   Grupo Rotoplas S.A.B. de C.V.                            39,335     62,748
    Grupo Sanborns S.A.B. de C.V.                           147,588    164,147
#*  Grupo Simec S.A.B. de C.V. Series B                      45,467    156,958
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                  2,821     28,915
*   Grupo Sports World S.A.B. de C.V.                        42,700     42,444
#   Grupo Televisa S.A.B. Series CPO                        580,492  2,403,154
    Grupo Televisa S.A.B. Sponsored ADR                      15,502    320,891
*   Hoteles City Express S.A.B. de C.V.                     167,099    213,949
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                                 188,521    354,520
    Industrias Bachoco S.A.B. de C.V. Series B               89,229    459,479
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR           2,601    161,106
#*  Industrias CH S.A.B. de C.V. Series B                   120,673    540,805
#   Industrias Penoles S.A.B. de C.V.                        61,991  1,436,551
    Infraestructura Energetica Nova S.A.B. de C.V.          182,489    951,089
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A         687,660  1,288,364

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
#*  La Comer S.A.B. de C.V.                                 309,798 $   315,428
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                  3,390       1,430
    Megacable Holdings S.A.B. de C.V.                       175,413     803,846
    Mexichem S.A.B. de C.V. Series *                        563,072   1,597,086
#*  Minera Frisco S.A.B. de C.V. Class A1                   277,464     183,368
    Nemak S.A.B. de C.V.                                    234,100     195,966
#   Organizacion Cultiba S.A.B. de C.V.                      24,314      20,380
*   Organizacion Soriana S.A.B. de C.V. Class B             240,563     525,932
#   Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                           6,718      52,696
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                          65,475     670,343
    Qualitas Controladora S.A.B. de C.V.                    111,367     278,661
    Rassini S.A.B. de C.V.                                   32,253     131,426
    Rassini S.A.B. De C.V. Class A                           45,980      95,904
#*  Telesites S.A.B. de C.V.                                444,416     334,296
#   TV Azteca S.A.B. de C.V.                                760,843     137,356
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR               35,000     127,876
    Vitro S.A.B. de C.V. Series A                            82,421     309,326
    Wal-Mart de Mexico S.A.B. de C.V.                     1,026,541   2,568,042
                                                                    -----------
TOTAL MEXICO                                                         57,711,300
                                                                    -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                6,089      78,304
    Cia de Minas Buenaventura SAA ADR                        15,794     243,701
    Credicorp, Ltd.                                          15,339   3,552,973
*   Fossal SAA ADR                                              455         410
*   Grana y Montero SAA Sponsored ADR                        13,427      39,207
                                                                    -----------
TOTAL PERU                                                            3,914,595
                                                                    -----------
PHILIPPINES -- (1.1%)
    Aboitiz Equity Ventures, Inc.                           325,910     487,405
    Aboitiz Power Corp.                                     365,000     292,110
*   Apex Mining Co., Inc.                                 1,797,000      52,953
*   Atlas Consolidated Mining & Development Corp.           168,700      15,993
    Ayala Corp.                                              40,121     821,332
    Ayala Land, Inc.                                      1,231,160   1,062,123
    Bank of the Philippine Islands                          144,646     335,897
    BDO Unibank, Inc.                                       198,278     590,866
    Cebu Air, Inc.                                          178,860     345,423
    Century Pacific Food, Inc.                              395,900     120,497
    Century Properties Group, Inc.                          500,000       4,534
    China Banking Corp.                                     208,637     147,614
    Cirtek Holdings Philippines Corp.                        28,300      27,590
    Cosco Capital, Inc.                                     924,500     129,704
    D&L Industries, Inc.                                    935,200     221,902
    DMCI Holdings, Inc.                                   1,899,750     533,264
*   DoubleDragon Properties Corp.                           103,090      76,740
    East West Banking Corp.                                 209,100     117,765
*   EEI Corp.                                               232,900      55,940
*   Empire East Land Holdings, Inc.                       1,223,000      15,940
    Energy Development Corp.                              1,149,319     127,166
    Filinvest Land, Inc.                                  6,790,000     247,219
    First Gen Corp.                                         760,100     236,640

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    First Philippine Holdings Corp.                         182,270 $   219,597
*   Global Ferronickel Holdings, Inc.                       434,000      21,462
    Globe Telecom, Inc.                                      11,045     408,992
    GT Capital Holdings, Inc.                                18,185     477,060
    Integrated Micro-Electronics, Inc.                      226,500      84,782
    JG Summit Holdings, Inc.                                547,520     817,206
    Jollibee Foods Corp.                                    116,000     643,363
*   Lepanto Consolidated Mining Co.                       1,834,182       5,622
    Lopez Holdings Corp.                                  1,580,700     169,493
    Macroasia Corp.                                         100,500      41,754
    Manila Electric Co.                                      65,640     433,341
    Manila Water Co., Inc.                                  615,600     339,212
    Max's Group, Inc.                                       162,300      57,010
    Megawide Construction Corp.                             599,274     250,231
    Megaworld Corp.                                       3,412,900     329,346
    Metro Retail Stores Group, Inc.                         714,000      51,791
    Metropolitan Bank & Trust Co.                            99,112     192,117
    Nickel Asia Corp.                                       445,200      57,144
    Pepsi-Cola Products Philippines, Inc.                   737,300      41,630
    Petron Corp.                                          1,292,000     241,879
    Philex Mining Corp.                                     199,300      26,045
*   Philippine National Bank                                215,142     247,425
    Philippine Stock Exchange, Inc. (The)                     5,304      25,365
    Phinma Energy Corp.                                     675,000      21,433
    Phoenix Petroleum Philippines, Inc.                     189,140      46,476
    PLDT, Inc.                                               21,950     669,973
    PLDT, Inc. Sponsored ADR                                 11,344     346,559
    Puregold Price Club, Inc.                               257,330     267,423
*   PXP Energy Corp.                                         76,500      13,238
    RFM Corp.                                               532,000      49,991
    Rizal Commercial Banking Corp.                          201,164     196,809
    Robinsons Land Corp.                                    864,800     351,652
    Robinsons Retail Holdings, Inc.                          85,080     157,061
    San Miguel Corp.                                        277,910     780,349
    San Miguel Pure Foods Co., Inc.                           2,730      33,048
    Security Bank Corp.                                     113,806     545,343
    Semirara Mining & Power Corp.                           463,280     342,382
    SM Investments Corp.                                     24,740     493,136
    SM Prime Holdings, Inc.                               1,227,812     882,981
*   SSI Group, Inc.                                         711,000      42,415
    STI Education Systems Holdings, Inc.                  1,881,000      55,377
*   Top Frontier Investment Holdings, Inc.                   10,142      55,510
    Union Bank of the Philippines                           114,552     201,067
    Universal Robina Corp.                                  186,330     585,910
    Vista Land & Lifescapes, Inc.                         3,697,900     503,032
    Xurpas, Inc.                                            187,100      15,837
                                                                    -----------
TOTAL PHILIPPINES                                                    17,905,486
                                                                    -----------
POLAND -- (1.8%)
*   Agora SA                                                 20,446      88,028
*   Alior Bank SA                                            35,106     896,291
    Amica SA                                                  2,898     111,606

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
POLAND -- (Continued)
*   AmRest Holdings SE                                      1,944 $  240,830
    Apator SA                                               3,816     30,164
    Asseco Poland SA                                       46,977    652,470
    Bank Handlowy w Warszawie SA                            8,512    215,418
*   Bank Millennium SA                                    204,836    586,405
    Bank Pekao SA                                          15,244    618,778
    Bank Zachodni WBK SA                                    4,533    568,589
*   Bioton SA                                              23,777     28,623
*   Boryszew SA                                            87,985    253,612
    Budimex SA                                              6,889    424,010
    CCC SA                                                  8,799    758,953
    CD Projekt SA                                          44,539  1,544,428
*   Ciech SA                                               23,153    426,069
    ComArch SA                                                218     12,056
    Cyfrowy Polsat SA                                      64,564    464,160
    Elektrobudowa SA                                           39        935
*   Emperia Holding SA                                      5,724    169,203
    Enea SA                                               143,203    470,492
    Energa SA                                              74,286    266,481
#   Eurocash SA                                            39,486    318,232
    Fabryki Mebli Forte SA                                  9,297    135,822
*   Famur SA                                               37,563     70,209
    Firma Oponiarska Debica SA                              1,289     38,569
*   Getin Holding SA                                      243,123    108,171
*   Getin Noble Bank SA                                   290,102    158,819
    Globe Trade Centre SA                                  29,996     87,805
    Grupa Azoty SA                                         17,150    363,264
    Grupa Azoty Zaklady Chemiczne Police SA                 3,091     18,280
    Grupa Kety SA                                           6,353    766,886
    Grupa Lotos SA                                         62,514  1,107,747
*   Impexmetal SA                                          60,302     77,749
*   ING Bank Slaski SA                                      7,883    518,751
    Inter Cars SA                                           2,921    248,261
*   Jastrzebska Spolka Weglowa SA                          28,438    825,296
    Kernel Holding SA                                      38,613    587,193
    KGHM Polska Miedz SA                                   47,813  1,569,180
    KRUK SA                                                 8,067    554,278
    LC Corp. SA                                            60,964     57,207
#   LPP SA                                                    344    999,233
    Lubelski Wegiel Bogdanka SA                             5,264    106,241
*   mBank SA                                                4,560    693,906
    Netia SA                                              175,788    277,699
    Neuca SA                                                2,045    164,830
*   Orange Polska SA                                      257,497    472,050
    Orbis SA                                                5,719    170,771
    Pfleiderer Group SA                                     2,158     25,010
*   PGE Polska Grupa Energetyczna SA                      321,613  1,142,275
*   PKP Cargo SA                                           12,403    224,106
*   Polnord SA                                             24,222     76,522
    Polski Koncern Naftowy Orlen SA                       142,190  4,611,900
    Polskie Gornictwo Naftowe i Gazownictwo SA            373,045    731,623
*   Powszechna Kasa Oszczednosci Bank Polski SA            95,297  1,299,216
    Powszechny Zaklad Ubezpieczen SA                      108,328  1,480,721

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
POLAND -- (Continued)
*   Rafako SA                                              30,429 $    46,347
    Stalexport Autostrady SA                               33,272      44,445
    Stalprodukt SA                                            559      89,738
*   Tauron Polska Energia SA                              578,930     524,343
    Trakcja SA                                             23,580      50,560
*   Vistula Group SA                                       81,863     126,985
#   Warsaw Stock Exchange                                  11,916     169,448
    Wawel SA                                                  202      69,467
    Zespol Elektrowni Patnow Adamow Konin SA                2,460      10,445
                                                                  -----------
TOTAL POLAND                                                       30,047,201
                                                                  -----------
RUSSIA -- (1.3%)
    Etalon Group P.L.C. GDR(B5TWX80)                        6,619      21,181
    Etalon Group P.L.C. GDR(B5TWX80)                       52,035     166,655
    Gazprom PJSC Sponsored ADR(5140989)                   293,346   1,476,926
    Gazprom PJSC Sponsored ADR(368287207)                  69,870     347,953
    Globaltrans Investment P.L.C. GDR                       4,958      53,348
    Globaltrans Investment P.L.C. Sponsored GDR            21,579     231,760
*   Lenta, Ltd.(BJ621Y3)                                   44,542     311,794
*   Lenta, Ltd.(BJ621Y903)                                  9,815      68,811
    Lukoil PJSC Sponsored ADR(BYZF386)                        683      44,976
    LUKOIL PJSC Sponsored ADR(BYZDW2900)                   20,281   1,340,056
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     47,794     500,909
*   Mail.Ru Group, Ltd. GDR(B53NQB3)                        1,271      41,734
*   Mail.Ru Group, Ltd. GDR(560317208)                      3,678     120,638
*   Mechel PJSC Sponsored ADR                              29,036     146,632
    MegaFon PJSC GDR(B8PQQ7905)                            20,825     201,890
    MegaFon PJSC GDR(58517T209)                             3,747      36,346
    MMC Norilsk Nickel PJSC ADR                            63,265   1,301,246
    Novatek PJSC GDR                                        4,284     570,200
    Novolipetsk Steel PJSC GDR(B0RTNX900)                  23,125     606,102
    Novolipetsk Steel PJSC GDR(67011E204)                     648      16,978
    O'Key Group SA GDR                                      6,334      16,189
    PhosAgro PJSC GDR                                      21,849     348,007
    Ros Agro P.L.C. GDR(B5MTFN7)                              818       8,411
    Ros Agro P.L.C. GDR(B5MTFN7)                            5,322      54,710
    Rosneft Oil Co. PJSC GDR(B1N63N5)                       4,880      29,875
    Rosneft Oil Co. PJSC GDR(B17FSC2)                     126,625     776,342
    Rostelecom PJSC Sponsored ADR                          19,115     134,118
    RusHydro PJSC ADR                                     311,587     384,902
    Sberbank of Russia PJSC Sponsored ADR(B3P7N29)        120,367   2,436,228
    Sberbank of Russia PJSC Sponsored ADR(B5SC091)        205,157   4,134,554
    Severstal PJSC GDR                                     43,175     709,092
    Tatneft PJSC Sponsored ADR(BYY39L6)                     6,892     415,657
    Tatneft PJSC Sponsored ADR(BYY37Q908)                  18,006   1,092,088
    TMK PJSC GDR(B39TMW4)                                  14,381      86,286
    TMK PJSC GDR(B1FY0V4)                                  13,562      81,410
    VEON, Ltd.                                            162,025     615,695
    VTB Bank PJSC GDR(B1W7FX3)                            338,468     640,720
    VTB Bank PJSC GDR(B1W7FX3)                            171,074     323,835

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR                                   24,211 $   929,504
                                                                    -----------
TOTAL RUSSIA                                                         20,823,758
                                                                    -----------
SOUTH AFRICA -- (7.5%)
    Adcock Ingram Holdings, Ltd.                             24,103     133,147
*   Adcorp Holdings, Ltd.                                    61,325      91,263
    Advtech, Ltd.                                           252,394     366,439
    AECI, Ltd.                                               77,506     674,461
    African Oxygen, Ltd.                                     45,448     105,628
*   African Phoenix Investments, Ltd.                       282,387      16,690
    African Rainbow Minerals, Ltd.                           69,916     751,908
    Afrimat, Ltd.                                            40,034     100,075
    Alexander Forbes Group Holdings, Ltd.                   202,587     119,275
*   Allied Electronics Corp., Ltd. Class A                    4,509       4,843
    Alviva Holdings, Ltd.                                    81,663     120,097
*   Anglo American Platinum, Ltd.                            14,088     423,454
    AngloGold Ashanti, Ltd. Sponsored ADR                   320,438   3,614,541
*   ArcelorMittal South Africa, Ltd.                        164,858      51,275
#   Ascendis Health, Ltd.                                   107,869     107,573
    Assore, Ltd.                                             19,814     525,291
    Astral Foods, Ltd.                                       27,840     557,152
*   Attacq, Ltd.                                            236,589     390,995
*   Aveng, Ltd.                                             235,423      38,344
    AVI, Ltd.                                               194,957   1,770,413
    Barclays Africa Group, Ltd.                             359,161   5,458,207
    Barloworld, Ltd.                                        156,320   2,224,393
    Bid Corp., Ltd.                                          94,718   2,124,723
    Bidvest Group, Ltd. (The)                               175,561   3,696,640
    Blue Label Telecoms, Ltd.                               273,933     314,241
#*  Brait SE                                                123,270     400,788
    Capitec Bank Holdings, Ltd.                              16,811   1,135,158
    Cashbuild, Ltd.                                          16,817     645,303
    Caxton and CTP Publishers and Printers, Ltd.             26,485      25,931
    City Lodge Hotels, Ltd.                                  25,247     312,994
    Clicks Group, Ltd.                                      136,239   1,960,706
    Clover Industries, Ltd.                                  78,209      98,990
*   Consolidated Infrastructure Group, Ltd.                  60,169      18,801
    Coronation Fund Managers, Ltd.                          136,564     906,771
#*  Curro Holdings, Ltd.                                     35,119     113,702
    DataTec, Ltd.                                           201,753     525,745
    Discovery, Ltd.                                         148,320   2,106,868
    DRDGOLD, Ltd.                                           216,155      67,007
    DRDGOLD, Ltd. Sponsored ADR                               1,600       4,704
    EOH Holdings, Ltd.                                       74,757     403,951
*   Evraz Highveld Steel and Vanadium, Ltd.                   5,882          11
    Exxaro Resources, Ltd.                                  119,997   1,446,823
#*  Famous Brands, Ltd.                                      51,937     486,787
    FirstRand, Ltd.                                       1,370,412   7,687,193
    Foschini Group, Ltd. (The)                              143,114   2,341,902
    Gold Fields, Ltd.                                        29,233     126,603
    Gold Fields, Ltd. Sponsored ADR                         510,093   2,183,198
    Grand Parade Investments, Ltd.                          131,391      27,831

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
*   Grindrod, Ltd.                                          308,452 $   341,408
    Group Five, Ltd.                                         72,783      62,523
    Harmony Gold Mining Co., Ltd.                           114,510     196,679
#   Harmony Gold Mining Co., Ltd. Sponsored ADR             152,302     269,575
*   Howden Africa Holdings, Ltd.                              3,943      11,983
    Hudaco Industries, Ltd.                                  21,252     264,524
    Hulamin, Ltd.                                            71,054      32,329
*   Impala Platinum Holdings, Ltd.                          330,388   1,014,814
    Imperial Holdings, Ltd.                                 108,653   2,605,423
    Investec, Ltd.                                           88,154     692,814
    Invicta Holdings, Ltd.                                   17,919      85,100
    Italtile, Ltd.                                           21,971      25,228
    JSE, Ltd.                                                67,533   1,071,217
    KAP Industrial Holdings, Ltd.                           715,888     516,224
    Kumba Iron Ore, Ltd.                                     36,333   1,098,908
    Lewis Group, Ltd.                                        66,807     188,135
    Liberty Holdings, Ltd.                                   85,486     947,655
*   Long4Life, Ltd.                                         229,488     106,238
    Massmart Holdings, Ltd.                                  75,208     884,463
    Merafe Resources, Ltd.                                  704,578      98,347
    Metair Investments, Ltd.                                111,669     200,788
    Metrofile Holdings, Ltd.                                 76,015      22,984
    MMI Holdings, Ltd.                                      666,602   1,273,566
    Mondi, Ltd.                                              65,369   1,748,495
    Mpact, Ltd.                                             120,100     274,177
    Mr. Price Group, Ltd.                                   107,996   2,605,856
    Murray & Roberts Holdings, Ltd.                         245,552     249,531
*   Nampak, Ltd.                                            394,516     507,643
    Naspers, Ltd. Class N                                    36,170  10,301,047
    Nedbank Group, Ltd.                                      87,935   1,962,044
    NEPI Rockcastle P.L.C.                                   71,337     972,572
*   Northam Platinum, Ltd.                                  176,527     772,549
    Novus Holdings, Ltd.                                     10,396       4,333
    Oceana Group, Ltd.                                       33,107     233,793
    Omnia Holdings, Ltd.                                     36,337     447,222
    Peregrine Holdings, Ltd.                                166,460     343,726
    Pick n Pay Stores, Ltd.                                 199,351   1,143,120
    Pioneer Foods Group, Ltd.                                45,736     505,123
#*  PPC, Ltd.                                             1,097,019     751,951
    PSG Group, Ltd.                                          31,162     584,355
    Raubex Group, Ltd.                                       94,910     170,702
    RCL Foods, Ltd.                                          19,226      28,064
    Reunert, Ltd.                                           103,995     656,372
#   Rhodes Food Group Pty, Ltd.                              55,653     103,208
*   Royal Bafokeng Platinum, Ltd.                            40,725     109,920
    Sanlam, Ltd.                                            468,968   3,491,330
    Santam, Ltd.                                             21,324     536,756
    Sappi, Ltd.                                             325,561   2,340,671
    Sasol, Ltd.                                               3,347     120,275
#   Sasol, Ltd. Sponsored ADR                               138,454   4,953,884
    Shoprite Holdings, Ltd.                                 182,449   3,797,829
    Sibanye Gold, Ltd.                                      627,487     739,696
#   Sibanye Gold, Ltd. Sponsored ADR                        140,507     661,788

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
SOUTH AFRICA -- (Continued)
    SPAR Group, Ltd. (The)                                124,640 $  2,154,275
    Spur Corp., Ltd.                                       43,547      100,996
*   Stadio Holdings, Ltd.                                  55,206       34,776
    Standard Bank Group, Ltd.                             467,367    7,910,554
#   Steinhoff International Holdings NV                   643,070      370,799
*   Super Group, Ltd.                                     267,571    1,010,084
    Telkom SA SOC, Ltd.                                   180,068      782,738
    Tiger Brands, Ltd.                                     56,777    2,207,680
    Tongaat Hulett, Ltd.                                   71,488      693,050
    Transaction Capital, Ltd.                              80,699      114,189
    Trencor, Ltd.                                         107,914      440,022
    Truworths International, Ltd.                         293,025    2,416,458
    Vodacom Group, Ltd.                                   157,408    2,174,957
    Wilson Bayly Holmes-Ovcon, Ltd.                        26,694      357,370
    Woolworths Holdings, Ltd.                             423,615    2,295,416
                                                                  ------------
TOTAL SOUTH AFRICA                                                 123,001,156
                                                                  ------------
SOUTH KOREA -- (16.3%)
    ABco Electronics Co., Ltd.                              3,678       39,904
    ABOV Semiconductor Co., Ltd.                            3,257       24,694
#*  Ace Technologies Corp.                                  8,673       45,518
*   Actoz Soft Co., Ltd.                                    1,963       38,176
    Advanced Nano Products Co., Ltd.                        1,159       21,599
*   Advanced Process Systems Corp.                            428       14,115
    Aekyung Petrochemical Co., Ltd.                         9,491      165,665
    AfreecaTV Co., Ltd.                                     5,664      117,244
*   Agabang&Company                                        10,261       58,221
    Ahn-Gook Pharmaceutical Co., Ltd.                       3,399       52,345
    Ahnlab, Inc.                                              934       49,017
    AJ Networks Co., Ltd.                                   7,557       54,844
#*  AJ Rent A Car Co., Ltd.                                11,281      130,380
*   Ajin Industrial Co., Ltd.                               2,875       14,793
    AK Holdings, Inc.                                       3,176      254,279
    ALUKO Co., Ltd.                                        21,440       89,150
    Amorepacific Corp.                                      3,980    1,115,083
    AMOREPACIFIC Group                                      9,659    1,282,581
*   Amotech Co., Ltd.                                       4,403      202,373
    Anapass, Inc.                                           4,285       89,377
*   Aprogen Healthcare & Games, Inc.                        7,498       27,718
*   APS Holdings Corp.                                     14,556      113,691
    Asia Cement Co., Ltd.                                     824       99,980
    ASIA Holdings Co., Ltd.                                   649       81,756
    Asia Paper Manufacturing Co., Ltd.                      3,151       65,414
*   Asiana Airlines, Inc.                                  70,735      357,828
*   AUK Corp.                                              13,776       39,251
    Austem Co., Ltd.                                        6,457       34,114
#   Autech Corp.                                            8,440      106,258
    Avaco Co., Ltd.                                         3,893       28,512
    Baiksan Co., Ltd.                                       6,975       46,767
#*  Barun Electronics Co., Ltd.                            27,905       45,713
*   Barunson Entertainment & Arts Corp.                    26,198       56,195
    Bcworld Pharm Co., Ltd.                                   779       18,039

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    BGF Co., Ltd.                                           3,120 $   44,732
*   BGF retail Co., Ltd.                                    1,672    344,460
    Binggrae Co., Ltd.                                      2,255    139,542
*   BioSmart Co., Ltd.                                      5,180     27,157
    BIT Computer Co., Ltd.                                  4,083     23,759
    Bixolon Co., Ltd.                                       2,642     18,064
    Bluecom Co., Ltd.                                       6,343     42,146
    BNK Financial Group, Inc.                             121,903  1,208,883
    Boditech Med, Inc.                                      3,424     65,572
    BoKwang Industry Co., Ltd.                              7,220     39,856
    Bookook Securities Co., Ltd.                            1,956     51,473
#*  Boryung Medience Co., Ltd.                              1,719     24,569
#*  Bosung Power Technology Co., Ltd.                      21,529     60,147
*   Brain Contents Co., Ltd.                               27,608     25,067
*   Bubang Co., Ltd.                                        7,169     22,731
#   Busan City Gas Co., Ltd.                                1,071     37,587
    BYC Co., Ltd.                                             105     29,928
    Byucksan Corp.                                         20,100     81,768
*   CammSys Corp.                                          24,019     64,062
*   Capro Corp.                                            14,132    132,305
    Cell Biotech Co., Ltd.                                  3,452    156,351
#*  Celltrion Pharm, Inc.                                   1,871    170,775
*   Celltrion, Inc.                                        11,886  3,501,171
    Changhae Ethanol Co., Ltd.                              2,540     41,496
*   Charm Engineering Co., Ltd.                            11,959     30,840
    Cheil Worldwide, Inc.                                  19,026    378,514
*   Chemtronics Co., Ltd.                                   3,054     24,837
    Cheryong Industrial Co. Ltd/new                         2,438     19,920
    Chinyang Holdings Corp.                                14,183     39,710
    Chokwang Paint, Ltd.                                    4,183     40,348
    Chong Kun Dang Pharmaceutical Corp.                     2,445    335,499
    Chongkundang Holdings Corp.                             1,579    115,449
    Choong Ang Vaccine Laboratory                           1,502     25,536
    Chosun Refractories Co., Ltd.                             128     10,419
    Chungdahm Learning, Inc.                                3,558     53,926
    CJ CGV Co., Ltd.                                        5,200    371,248
#   CJ CheilJedang Corp.                                    4,690  1,574,483
#   CJ Corp.                                                8,656  1,491,288
*   CJ E&M Corp.                                            6,966    588,842
    CJ Freshway Corp.                                       3,084    101,476
    CJ Hello Co., Ltd.                                     15,905    140,128
*   CJ Logistics Corp.                                      3,076    417,259
*   CJ O Shopping Co., Ltd.                                 2,581    544,169
*   CJ Seafood Corp.                                        9,592     26,261
    CKD Bio Corp.                                           1,848     45,282
    Com2uSCorp                                              3,906    532,792
    Commax Co., Ltd.                                        3,397     24,144
    Cosmax BTI, Inc.                                        1,889     64,412
    Cosmax, Inc.                                            3,309    399,558
#*  CosmoAM&T Co., Ltd.                                     1,185     16,509
*   Cosmochemical Co., Ltd.                                 2,170     58,023
#*  COSON Co., Ltd.                                         5,178     57,896
    Coway Co., Ltd.                                        12,964  1,154,964

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    COWELL FASHION Co., Ltd.                               9,104 $ 47,973
*   Crown Confectionery Co., Ltd.                            297    4,127
    CROWNHAITAI Holdings Co., Ltd.                         6,517   96,714
#*  CrucialTec Co., Ltd.                                  28,284   49,839
    CS Wind Corp.                                          2,506   88,472
*   CTC BIO, Inc.                                          1,736   25,485
    Cuckoo Holdings Co., Ltd.                                140   12,951
*   Cuckoo Homesys Co., Ltd.                                 118   21,272
    D.I Corp.                                              8,342   38,888
    Dae Dong Industrial Co., Ltd.                          4,717   43,513
    Dae Han Flour Mills Co., Ltd.                            586   95,206
    Dae Hyun Co., Ltd.                                    11,147   28,972
*   Dae Won Chemical Co., Ltd.                            18,773   48,857
    Dae Won Kang Up Co., Ltd.                             10,353   47,241
*   Dae Young Packaging Co., Ltd.                         31,775   24,848
    Dae-Il Corp.                                           8,181   66,535
*   Daea TI Co., Ltd.                                     22,009   38,758
*   Daechang Co., Ltd.                                    19,890   22,614
    Daechang Forging Co., Ltd.                               557   31,058
    Daeduck Electronics Co.                               16,579  149,439
    Daeduck GDS Co., Ltd.                                 10,025  216,000
    Daegu Department Store                                 3,040   33,885
    Daehan Steel Co., Ltd.                                 7,550   71,803
*   Daejoo Electronic Materials Co., Ltd.                  1,079   16,964
    Daekyo Co., Ltd.                                       8,911   68,220
*   Daekyung Machinery & Engineering Co., Ltd.            40,824   39,588
    Daelim B&Co Co., Ltd.                                  4,387   28,127
    Daelim C&S Co., Ltd.                                   2,162   24,544
    Daelim Industrial Co., Ltd.                           11,320  860,216
*   DAEMYUNG Corp. Co., Ltd.                               8,276   24,727
    Daeryuk Can Co., Ltd.                                  8,241   51,546
    Daesang Corp.                                          9,923  248,584
#   Daesang Holdings Co., Ltd.                             8,544   81,213
    Daesung Energy Co., Ltd.                               2,270   12,754
*   Daewon Cable Co., Ltd.                                22,526   24,755
*   Daewon Media Co., Ltd.                                 2,653   23,826
    Daewon Pharmaceutical Co., Ltd.                        5,449  114,847
    Daewon San Up Co., Ltd.                                5,449   41,688
*   Daewoo Engineering & Construction Co., Ltd.           39,185  227,336
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.     3,740   84,895
    Daewoong Co., Ltd.                                     8,070  146,539
    Daewoong Pharmaceutical Co., Ltd.                        561   95,189
    Daihan Pharmaceutical Co., Ltd.                        2,228   97,320
    Daishin Securities Co., Ltd.                          23,325  356,968
*   Danal Co., Ltd.                                       16,688   88,782
#   Daou Data Corp.                                       12,276  168,448
#   Daou Technology, Inc.                                 18,850  441,794
#*  Dasan Networks, Inc.                                   9,337   60,993
    Dawonsys Co., Ltd.                                     4,711   98,066
#   Dayou Automotive Seat Technology Co., Ltd.            37,134   37,892
*   Dayou Plus Co., Ltd.                                  20,668   13,627
*   DB Financial Investment Co., Ltd.                     21,575  101,029
*   DB HiTek Co., Ltd.                                    25,265  349,675

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    DB Insurance Co., Ltd.                                28,659 $1,941,261
*   DB, Inc.                                              52,646     36,695
    DCM Corp.                                              1,241     14,646
*   Deutsch Motors, Inc.                                   7,028     43,962
    DGB Financial Group, Inc.                             74,311    862,352
    DHP Korea Co., Ltd.                                    4,848     60,147
    Digital Chosun Co., Ltd.                              13,524     29,638
    Digital Power Communications Co., Ltd.                12,024     69,118
*   DIO Corp.                                              4,269    161,799
    Display Tech Co., Ltd.                                   696      2,570
#   DMS Co., Ltd.                                          8,162     58,751
    DNF Co., Ltd.                                          2,376     32,480
    Dong A Eltek Co., Ltd.                                 6,688     80,797
*   Dong Ah Tire & Rubber Co., Ltd.                        2,864     35,945
    Dong-A ST Co., Ltd.                                    1,629    181,434
    Dong-Ah Geological Engineering Co., Ltd.               4,846     59,354
    Dong-Il Corp.                                            383     19,177
*   Dongbu Corp.                                           3,827     38,629
*   Dongbu Steel Co., Ltd.                                 1,591     15,790
    Dongil Industries Co., Ltd.                              730     54,694
#   Dongjin Semichem Co., Ltd.                            21,378    329,276
    DongKook Pharmaceutical Co., Ltd.                        969     63,869
    Dongkuk Industries Co., Ltd.                          19,628     79,943
    Dongkuk Steel Mill Co., Ltd.                          37,868    430,455
    Dongkuk Structures & Construction Co., Ltd            12,784     71,528
    Dongnam Marine Crane Co., Ltd.                         4,508     14,130
    Dongsuh Cos., Inc.                                     3,623     99,228
    DONGSUNG Corp.                                        16,698    104,438
    Dongsung Finetec Co., Ltd.                             8,709     67,835
    Dongwha Enterprise Co., Ltd.                           1,700     60,710
    Dongwha Pharm Co., Ltd.                                7,521     76,032
    Dongwon Development Co., Ltd.                         25,998    128,840
    Dongwon F&B Co., Ltd.                                    532    130,072
    Dongwon Industries Co., Ltd.                             774    243,925
    Dongwon Systems Corp.                                  1,987     97,132
    Dongyang E&P, Inc.                                     3,315     40,534
*   Dongyang Steel Pipe Co., Ltd.                         58,813     51,880
    Doosan Corp.                                           3,597    399,658
*   Doosan Engine Co., Ltd.                               22,044     92,563
#   Doosan Heavy Industries & Construction Co., Ltd.      35,831    570,366
    DoubleUGames Co., Ltd.                                 1,385     79,472
#   Douzone Bizon Co., Ltd.                               10,333    463,486
*   Dragonfly GF Co., Ltd.                                 1,460      6,621
    DRB Holding Co., Ltd.                                  3,773     28,255
    DSR Wire Corp.                                         1,764      9,891
#*  DST ROBOT Co., Ltd.                                   36,074     89,890
    DTR Automotive Corp.                                   2,084     65,446
*   Duksan Hi-Metal Co., Ltd.                              3,951     29,773
    DY Corp.                                               8,382     52,603
    DY POWER Corp.                                         2,350     53,112
    e Tec E&C, Ltd.                                        1,038    140,540
    e-LITECOM Co., Ltd.                                    5,790     39,526
    E-MART, Inc.                                           4,898  1,330,857

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    E1 Corp.                                                1,761 $   97,849
    Eagon Industrial, Ltd.                                  3,370     29,594
#   Easy Bio, Inc.                                         33,073    235,923
#*  EcoBio Holdings Co., Ltd.                               2,985     29,535
#*  Ecopro Co., Ltd.                                        3,801    142,843
    EG Corp.                                                1,353     15,844
*   Ehwa Technologies Information Co., Ltd.               180,349     61,054
    Elcomtec Co., Ltd.                                      9,977     21,076
    Elentec Co., Ltd.                                       8,425     37,258
    EM-Tech Co., Ltd.                                       7,200    128,679
*   Emerson Pacific, Inc.                                   2,843     67,926
#*  EMKOREA Co., Ltd.                                       8,717     31,525
    Enex Co., Ltd.                                         21,764     42,126
    ENF Technology Co., Ltd.                                7,754    149,597
    Eo Technics Co., Ltd.                                   2,078    180,744
    Estechpharma Co., Ltd.                                  3,978     60,471
#   Eugene Corp.                                           30,884    186,525
#*  Eugene Investment & Securities Co., Ltd.               42,469    166,781
    Eugene Technology Co., Ltd.                             2,866     59,822
    Eusu Holdings Co., Ltd.                                 8,871     62,890
    EVERDIGM Corp.                                          5,254     48,715
    Exicon Co., Ltd.                                        1,704     22,146
    F&F Co., Ltd.                                           3,015    130,226
    Farmsco                                                 6,948     86,523
*   FarmStory Co., Ltd.                                    32,468     41,506
    Feelux Co., Ltd.                                       12,210     44,620
    Fila Korea, Ltd.                                        4,470    361,277
    Fine Technix Co., Ltd.                                 10,892     27,274
*   Foosung Co., Ltd.                                      23,489    237,506
    Fursys, Inc.                                            1,797     58,258
*   G-SMATT GLOBAL Co., Ltd.                                4,752     62,809
*   Gamevil, Inc.                                           2,126    135,445
    Gaon Cable Co., Ltd.                                    1,471     34,450
#*  Genic Co., Ltd.                                         2,113     33,410
*   Genie Music Corp.                                       5,644     29,232
    GIIR, Inc.                                                595      5,258
#*  Global Display Co., Ltd.                                6,155     10,881
    GMB Korea Corp.                                         4,841     48,939
#*  GNCO Co., Ltd.                                         25,842     69,708
    Golfzon Co., Ltd.                                       2,400    112,892
#   GOLFZONNEWDIN Co., Ltd.                                11,819     64,354
    Green Cross Corp.                                         648    143,864
    Green Cross Holdings Corp.                              3,228    128,987
#*  GS Engineering & Construction Corp.                    20,972    650,825
*   GS Global Corp.                                        24,687     91,671
    GS Holdings Corp.                                      35,073  2,279,009
    GS Home Shopping, Inc.                                  1,217    252,881
#   GS Retail Co., Ltd.                                    10,155    369,774
    Gwangju Shinsegae Co., Ltd.                               188     42,782
#*  GY Commerce Co., Ltd.                                   6,187     28,214
#   HAESUNG DS Co., Ltd.                                    2,632     45,830
    Haitai Confectionery & Foods Co., Ltd.                  4,493     71,949
    Halla Corp.                                            12,823     49,170

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Halla Holdings Corp.                                    5,136 $  289,541
    Han Kuk Carbon Co., Ltd.                               16,749    111,989
    Hana Financial Group, Inc.                             66,422  3,236,721
*   Hana Micron, Inc.                                      11,094     55,566
    Hana Tour Service, Inc.                                 3,814    400,767
    Hancom MDS, Inc.                                        2,533     50,413
    Hancom, Inc.                                            5,785    105,618
    Handok, Inc.                                            2,706     97,009
    Handsome Co., Ltd.                                      8,222    249,025
    Hanil Cement Co., Ltd.                                  1,951    304,735
*   Hanjin Heavy Industries & Construction Co., Ltd.       45,833    159,239
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                  6,254     24,289
*   Hanjin Kal Corp.                                       18,235    395,539
    Hanjin Transportation Co., Ltd.                         5,352    137,629
#*  Hankook Cosmetics Co., Ltd.                             5,505     96,841
    Hankook Shell Oil Co., Ltd.                               457    163,692
    Hankook Tire Co., Ltd.                                 24,172  1,210,624
    Hankuk Glass Industries, Inc.                             192      6,615
    Hankuk Paper Manufacturing Co., Ltd.                    2,272     51,485
#   Hanmi Semiconductor Co., Ltd.                          11,729    130,124
    HanmiGlobal Co., Ltd.                                   1,664     16,216
    Hanon Systems                                          45,925    561,026
    Hans Biomed Corp.                                       1,476     40,013
    Hansae Co., Ltd.                                        8,003    204,206
    Hansae Yes24 Holdings Co., Ltd.                         8,326     85,862
    Hanshin Construction                                    3,594     83,279
    Hanshin Machinery Co.                                  11,420     44,626
    Hansol Chemical Co., Ltd.                               5,595    353,075
*   Hansol Holdings Co., Ltd.                              23,663    109,258
    Hansol HomeDeco Co., Ltd.                              40,610     59,049
    Hansol Paper Co., Ltd.                                 11,350    164,699
*   Hansol SeenTec Co., Ltd.                               24,127     23,592
*   Hansol Technics Co., Ltd.                               9,368    140,100
    Hanssem Co., Ltd.                                       4,032    643,642
*   Hanwha Chemical Corp.                                  48,919  1,611,869
*   Hanwha Galleria Timeworld Co., Ltd.                     1,061     46,255
    Hanwha General Insurance Co., Ltd.                     34,477    292,183
#*  Hanwha Investment & Securities Co., Ltd.               70,579    240,453
    Hanwha Life Insurance Co., Ltd.                       148,665  1,044,409
    Hanyang Eng Co., Ltd.                                   5,243     66,037
    Hanyang Securities Co., Ltd.                            5,181     39,203
    Harim Co., Ltd.                                        28,296     93,285
    Harim Holdings Co., Ltd.                               23,812     83,839
    HB Technology Co., Ltd.                                40,202    134,680
#   Heung-A Shipping Co., Ltd.                             86,595     67,964
*   Heungkuk Fire & Marine Insurance Co., Ltd.             19,691    117,778
    High Tech Pharm Co., Ltd.                               2,570     32,432
    HMC Investment Securities Co., Ltd.                    10,101    117,258
    Home Center Holdings Co., Ltd.                         16,495     29,968
*   Homecast Co., Ltd.                                      6,699     88,206
    Hotel Shilla Co., Ltd.                                  6,154    534,271
    HS Industries Co., Ltd.                                17,365    157,814
    HS R&A Co., Ltd.                                       24,330     64,037

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Huchems Fine Chemical Corp.                           12,690 $  301,848
#*  Hugel, Inc.                                              430    227,319
    Humax Co., Ltd.                                       10,256     84,175
    Humedix Co., Ltd.                                      1,672     68,709
    Huons Co., Ltd.                                        1,113    105,106
    Huons Global Co., Ltd.                                 4,308    272,100
    Husteel Co., Ltd.                                      1,227     18,340
    Huvis Corp.                                            8,020     89,397
    Huvitz Co., Ltd.                                       1,959     25,074
    Hwa Shin Co., Ltd.                                    11,649     49,958
    Hwangkum Steel & Technology Co., Ltd.                  5,147     64,317
    HwaSung Industrial Co., Ltd.                           4,660     71,245
    Hy-Lok Corp.                                           4,266    104,067
    Hyosung Corp.                                         12,502  1,580,025
    Hyundai BNG Steel Co., Ltd.                            4,392     59,195
    Hyundai C&F, Inc.                                      3,086     44,830
*   Hyundai Cement Co.                                       142      2,197
*   Hyundai Construction Equipment Co., Ltd.               1,060    202,348
    Hyundai Corp.                                          4,152     81,355
    Hyundai Department Store Co., Ltd.                     6,795    661,651
    Hyundai Development Co-Engineering & Construction     20,942    866,454
    Hyundai Engineering & Construction Co., Ltd.          37,420  1,502,129
    Hyundai Engineering Plastics Co., Ltd.                 9,569     71,947
    Hyundai Glovis Co., Ltd.                               6,100    798,026
    Hyundai Greenfood Co., Ltd.                           14,762    222,171
*   Hyundai Heavy Industries Co., Ltd.                     8,027  1,042,729
    Hyundai Home Shopping Network Corp.                    2,799    312,923
    Hyundai Hy Communications & Networks Co., Ltd.        20,313     82,566
    Hyundai Livart Furniture Co., Ltd.                     5,042    137,207
    Hyundai Marine & Fire Insurance Co., Ltd.             36,187  1,569,618
*   Hyundai Merchant Marine Co., Ltd.                      5,693     24,630
*   Hyundai Mipo Dockyard Co., Ltd.                        4,807    500,459
    Hyundai Mobis Co., Ltd.                                9,454  2,192,115
*   Hyundai Robotics Co., Ltd.                             4,351  1,855,794
*   Hyundai Rotem Co., Ltd.                                8,979    144,147
    Hyundai Steel Co.                                     27,437  1,461,815
#   Hyundai Wia Corp.                                      7,621    441,676
    HyVision System, Inc.                                  2,485     34,128
    I Controls, Inc.                                         884     12,468
*   i-Components Co., Ltd.                                 1,634     12,641
    i-SENS, Inc.                                           3,130     80,895
    I3System, Inc.                                         1,104     25,007
#   ICD Co., Ltd.                                          8,052     97,922
*   IHQ, Inc.                                             38,673     98,117
    Iljin Diamond Co., Ltd.                                1,011     28,850
    Iljin Electric Co., Ltd.                               9,122     40,640
    Iljin Holdings Co., Ltd.                              12,691     70,646
    Iljin Materials Co., Ltd.                              2,751     99,991
    Ilshin Spinning Co., Ltd.                                744     78,697
*   IM Co., Ltd.                                          16,216     52,672
    iMarketKorea, Inc.                                     8,616     81,904
    InBody Co., Ltd.                                       5,083    201,629
*   Industrial Bank of Korea                              84,251  1,312,780

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
#*  Infinitt Healthcare Co., Ltd.                          5,114 $   45,942
#*  Infraware, Inc.                                        9,605     15,147
*   INITECH Co., Ltd.                                      4,449     42,297
#*  InkTec Co., Ltd.                                       3,256     11,344
    Innocean Worldwide, Inc.                                 978     64,368
*   InnoWireless, Inc.                                     1,034     18,475
*   Innox Advanced Materials Co., Ltd.                     3,319    219,487
*   Innox Corp.                                            1,386     20,802
*   Insun ENT Co., Ltd.                                   10,668     78,006
    Intelligent Digital Integrated Security Co., Ltd.      2,551     18,418
*   Interflex Co., Ltd.                                    2,115     69,525
    Interojo Co., Ltd.                                     4,083    177,138
    Interpark Corp.                                        4,000     35,735
    Interpark Holdings Corp.                              25,238    100,089
    INTOPS Co., Ltd.                                       7,188     71,612
*   INVENIA Co., Ltd.                                      7,350     28,261
#   Inzi Controls Co., Ltd.                                2,210     15,540
    INZI Display Co., Ltd.                                 5,255      9,222
#*  Iones Co., Ltd.                                        3,976     43,915
    IS Dongseo Co., Ltd.                                   8,310    305,786
    ISC Co., Ltd.                                          2,873     49,478
    ISU Chemical Co., Ltd.                                 7,276    104,259
    IsuPetasys Co., Ltd.                                  15,340     63,199
    J.ESTINA Co., Ltd.                                     5,394     29,894
    Jahwa Electronics Co., Ltd.                            5,727    138,814
    JASTECH, Ltd.                                          5,041     83,783
*   Jayjun Cosmetic Co., Ltd.                              6,632    104,273
    JB Financial Group Co., Ltd.                          68,716    424,408
    JC Hyun System, Inc.                                   3,546     33,148
*   Jcontentree Corp.                                     23,139    151,848
    Jeju Air Co., Ltd.                                     2,354     84,965
*   Jeongsan Aikang Co., Ltd.                              3,986     11,455
    Jinsung T.E.C.                                         1,807     23,641
    JLS Co., Ltd.                                          3,636     25,786
#*  Jusung Engineering Co., Ltd.                          19,482    237,776
    JVM Co., Ltd.                                          1,013     56,247
#*  JYP Entertainment Corp.                               13,173    193,086
#   Kakao Corp.                                            2,434    319,199
    Kangnam Jevisco Co., Ltd.                              1,835     61,896
    KAON Media Co., Ltd.                                   4,949     61,447
*   KB Financial Group, Inc.                              15,034    945,488
*   KB Financial Group, Inc. ADR                          39,797  2,494,078
    KC Co., Ltd.                                           3,351     65,287
    KC Cottrell Co., Ltd.                                    626      3,065
    KC Green Holdings Co., Ltd.                            7,765     43,322
*   KC Tech Co., Ltd.                                      4,907     94,427
    KCC Corp.                                              2,341    922,464
    KCC Engineering & Construction Co., Ltd.               4,872     40,812
*   KEC Corp.                                             46,114     59,981
#   KEPCO Engineering & Construction Co., Inc.             4,460     99,853
#   KEPCO Plant Service & Engineering Co., Ltd.            5,542    217,403
    Keyang Electric Machinery Co., Ltd.                    9,581     44,411
*   KEYEAST Co., Ltd.                                     36,566     84,954

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    KG Chemical Corp.                                      4,943 $  124,744
    KG Eco Technology Service Co., Ltd.                   10,678     44,355
    Kginicis Co., Ltd.                                     3,619     69,629
    KGMobilians Co., Ltd.                                  6,433     57,293
    KH Vatec Co., Ltd.                                     6,900    101,133
    KISCO Corp.                                            2,640     91,354
    KISCO Holdings Co., Ltd.                                 755     50,979
    Kishin Corp.                                             757      3,394
    KISWIRE, Ltd.                                          3,722    119,889
#   KIWOOM Securities Co., Ltd.                            4,843    485,181
*   KleanNara Co., Ltd.                                   11,238     46,497
*   KMH Co., Ltd.                                          6,017     64,891
    Kocom Co., Ltd.                                        2,691     19,385
    Kodaco Co., Ltd.                                      19,992     57,282
    Koh Young Technology, Inc.                             4,929    434,098
    Kolao Holdings                                        12,093     61,648
    Kolmar BNH Co., Ltd.                                   3,057    100,486
    Kolon Corp.                                            2,891    166,187
    Kolon Global Corp.                                     4,114     40,907
    Kolon Industries, Inc.                                 7,259    553,271
    Kolon Plastic, Inc.                                    3,778     30,460
*   Komipharm International Co., Ltd.                      3,957    149,072
*   KONA I Co., Ltd.                                       6,921     87,761
    Kopla Co., Ltd.                                        3,804     18,346
    Korea Autoglass Corp.                                  5,235     84,790
    Korea Cast Iron Pipe Industries Co., Ltd.              4,507     41,891
#   Korea Circuit Co., Ltd.                                7,389     86,012
    Korea District Heating Corp.                           1,606    116,255
*   Korea Electric Power Corp.                            14,670    490,738
#*  Korea Electric Power Corp. Sponsored ADR              59,837    994,491
    Korea Electric Terminal Co., Ltd.                      2,497    163,167
    Korea Electronic Certification Authority, Inc.         4,271     38,386
    Korea Electronic Power Industrial Development Co.,
      Ltd.                                                 5,312     20,592
    Korea Flange Co., Ltd.                                 2,351     22,008
    Korea Fuel-Tech Corp.                                  5,048     19,145
*   Korea Gas Corp.                                       10,269    474,495
*   Korea Information & Communications Co, Ltd.            5,708     64,216
    Korea Information Certificate Authority, Inc.          3,853     26,082
    Korea Investment Holdings Co., Ltd.                   14,880  1,217,068
    Korea Kolmar Co., Ltd.                                 5,075    425,141
    Korea Kolmar Holdings Co., Ltd.                        1,931     92,756
#*  Korea Line Corp.                                       7,251    211,836
*   Korea Materials & Analysis Corp.                       2,130     26,847
    Korea Petrochemical Ind Co., Ltd.                      1,735    538,149
    Korea United Pharm, Inc.                               2,571     80,612
    Korea Zinc Co., Ltd.                                   2,033    980,533
*   Korean Air Lines Co., Ltd.                            28,136  1,015,165
    Korean Reinsurance Co.                                52,405    598,709
    Kortek Corp.                                           6,043     86,268
    KPX Chemical Co., Ltd.                                 1,574    100,505
*   KSCB Co., Ltd.                                         5,499     20,065
    Ksign Co., Ltd.                                       12,339     28,135
    KSS LINE, Ltd.                                         6,465     59,083

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  KT Corp. Sponsored ADR                                 12,498 $  186,845
*   KT Hitel Co., Ltd.                                      7,684     48,160
    KT Skylife Co., Ltd.                                   14,019    192,326
    KT Submarine Co., Ltd.                                  5,549     23,535
*   KTB Investment & Securities Co., Ltd.                  28,137    144,068
    KTCS Corp.                                             12,528     27,626
    Ktis Corp.                                             11,445     36,443
    Kukbo Design Co., Ltd.                                  2,197     43,987
    Kukdo Chemical Co., Ltd.                                1,792    104,374
    Kukdong Oil & Chemicals Co., Ltd.                       8,320     27,150
*   Kumho Electric Co., Ltd.                                1,919     14,944
    Kumho Industrial Co., Ltd.                              7,176     67,976
#   Kumho Petrochemical Co., Ltd.                           6,474    624,143
#*  Kumho Tire Co., Inc.                                   60,073    334,896
    Kumkang Kind Co., Ltd.                                  1,390     44,921
    Kwang Dong Pharmaceutical Co., Ltd.                    15,633    145,547
#*  Kwang Myung Electric Co., Ltd.                         18,333     45,491
    Kwangju Bank Co., Ltd.                                 14,177    169,230
*   Kyeryong Construction Industrial Co., Ltd.              2,163     38,866
    Kyobo Securities Co., Ltd.                             11,174    123,949
    Kyongbo Pharmaceutical Co., Ltd.                        4,877     67,861
    Kyung Dong Navien Co., Ltd.                             2,382    151,674
*   Kyung Nam Pharm Co., Ltd.                               1,714     23,340
#   Kyung-In Synthetic Corp.                               11,914     66,617
    Kyungbang, Ltd.                                         5,609     76,006
    Kyungchang Industrial Co., Ltd.                         7,192     26,257
*   KyungDong City Gas Co., Ltd.                            1,202     48,404
    KyungDong Invest Co., Ltd.                                487     20,027
    Kyungdong Pharm Co., Ltd.                               4,122    103,444
#   L&F Co., Ltd.                                           5,211    198,936
#*  LB Semicon, Inc.                                       21,559     65,305
    LEADCORP, Inc. (The)                                    9,025     51,266
*   Leaders Cosmetics Co., Ltd.                             3,579     67,863
    LEENO Industrial, Inc.                                  4,357    249,538
    Leenos Corp.                                            7,134     17,168
    LF Corp.                                               12,615    403,998
    LG Chem, Ltd.                                          12,334  4,988,732
    LG Display Co., Ltd.                                   75,119  2,256,385
#*  LG Display Co., Ltd. ADR                              172,648  2,574,182
    LG Hausys, Ltd.                                         3,869    331,530
    LG Household & Health Care, Ltd.                        2,038  2,244,427
    LG Innotek Co., Ltd.                                    6,096    713,244
    LG International Corp.                                 17,337    486,181
    LG Uplus Corp.                                        111,392  1,491,047
#   Lion Chemtech Co., Ltd.                                 2,446     31,378
*   LIS Co., Ltd.                                           2,556     31,467
*   Liveplex Co., Ltd.                                     19,056     29,787
    LMS Co., Ltd.                                           3,047     26,032
    Lock & Lock Co., Ltd.                                   5,686    144,743
    Loen Entertainment, Inc.                                2,962    305,813
    LOT Vacuum Co., Ltd.                                    2,776     40,289
    Lotte Chemical Corp.                                    8,432  3,314,792
    Lotte Corp.                                             2,777    181,438

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    LOTTE Fine Chemical Co., Ltd.                           7,369 $  529,870
    LOTTE Himart Co., Ltd.                                  3,312    238,830
    Lotte Non-Life Insurance Co., Ltd.                     39,836    136,506
    Lotte Shopping Co., Ltd.                                2,166    488,971
    LS Corp.                                               10,256    758,495
*   Lumens Co., Ltd.                                       19,933     87,773
    Macquarie Korea Infrastructure Fund                   124,627    961,670
#*  Macrogen, Inc.                                          2,610    117,598
    Maeil Holdings Co., Ltd.                                5,094     80,412
#   Mando Corp.                                             3,990  1,037,043
*   Mcnex Co., Ltd.                                           463     10,880
    Medy-Tox, Inc.                                          1,463    834,406
    Meerecompany, Inc.                                        849     65,205
    MegaStudy Co., Ltd.                                     1,272     41,966
    MegaStudyEdu Co., Ltd.                                    693     46,796
*   Melfas, Inc.                                            5,636     25,300
    Meritz Financial Group, Inc.                           24,598    380,061
    Meritz Fire & Marine Insurance Co., Ltd.               33,955    791,828
    Meritz Securities Co., Ltd.                           155,241    770,118
    META BIOMED Co., Ltd.                                   6,026     24,653
*   Mgame Corp.                                             5,065     24,075
    Mi Chang Oil Industrial Co., Ltd.                         382     30,372
*   MiCo, Ltd.                                             17,220     68,452
    Minwise Co., Ltd.                                       4,370    108,112
    Mirae Asset Daewoo Co., Ltd.                           80,147    843,742
*   Mirae Asset Life Insurance Co., Ltd.                   39,659    200,561
    Miwon Chemicals Co., Ltd.                                 571     30,971
    Miwon Holdings Co., Ltd.                                  222     11,538
*   Miwon Specialty Chemical Co., Ltd.                        617     34,525
    MK Electron Co., Ltd.                                  10,839    121,745
*   MNTech Co., Ltd.                                        8,025     39,176
    Mobase Co., Ltd.                                        6,276     37,489
#*  Moda-InnoChips Co., Ltd.                                2,027     20,381
    Modetour Network, Inc.                                  6,258    195,236
#   Monalisa Co., Ltd.                                      4,836     24,096
    Moorim P&P Co., Ltd.                                   11,756     60,324
*   Moorim Paper Co., Ltd.                                 10,302     26,220
    Motonic Corp.                                           6,454     65,282
*   MPK Group, Inc.                                         9,820      9,070
    Multicampus Co., Ltd.                                     719     22,555
    Myungmoon Pharm Co., Ltd.                               8,085     47,626
    Namhae Chemical Corp.                                  10,523    121,675
*   Namsun Aluminum Co., Ltd.                              38,782     39,950
    Namyang Dairy Products Co., Ltd.                          179    117,158
    Nasmedia Co., Ltd.                                        904     67,345
    NAVER Corp.                                             5,308  4,521,406
    NCSoft Corp.                                            1,663    687,905
    NeoPharm Co., Ltd.                                      1,818     84,248
*   Neowiz                                                  9,536    135,069
*   Neowiz Holdings Corp.                                   3,627     47,058
*   NEPES Corp.                                            14,371    138,575
    Nexen Corp.                                            12,603     89,688
    Nexen Tire Corp.                                       22,629    266,004

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Nexon GT Co., Ltd.                                     2,628 $   34,337
*   Next Entertainment World Co., Ltd.                     3,907     36,935
#   Nexturn Co., Ltd.                                      3,593     47,597
    NH Investment & Securities Co., Ltd.                  56,856    893,926
*   NHN Entertainment Corp.                                4,087    316,557
*   NHN KCP Corp.                                          6,876    122,711
    NICE Holdings Co., Ltd.                               10,836    170,911
    Nice Information & Telecommunication, Inc.             4,125     94,261
    NICE Information Service Co., Ltd.                    21,377    200,168
    NICE Total Cash Management Co., Ltd.                   6,548     80,322
*   NK Co., Ltd.                                          30,243     41,499
    Nong Shim Holdings Co., Ltd.                           1,109    117,872
*   Nong Woo Bio Co., Ltd.                                 2,915     46,131
    NongShim Co., Ltd.                                       945    286,345
    Noroo Holdings Co., Ltd.                               1,493     22,711
    NOROO Paint & Coatings Co., Ltd.                       3,900     32,354
    NPC                                                      363      1,935
    NS Shopping Co., Ltd.                                  8,130    122,880
*   Nuri Telecom Co., Ltd.                                 2,366     24,604
#*  NUTRIBIOTECH Co., Ltd.                                 4,988    121,456
    OCI Co., Ltd.                                          6,394  1,011,281
*   Omnisystem Co., Ltd.                                  14,815     36,142
    Openbase, Inc.                                        13,127     49,183
    Opto Device Technology Co., Ltd.                       5,298     43,619
#*  OPTRON-TEC, Inc.                                      12,673    100,330
*   Orbitech Co., Ltd.                                     2,100      7,796
*   Orion Corp.                                            2,406    263,557
    Orion Holdings Corp.                                  34,524    881,233
*   Osstem Implant Co., Ltd.                               5,832    316,050
*   Osung LST Co., Ltd.                                   59,666     34,467
    Ottogi Corp.                                             253    182,478
*   Paik Kwang Industrial Co., Ltd.                        8,646     23,754
*   Pan Ocean Co., Ltd.                                   70,864    398,947
#*  Pan-Pacific Co., Ltd.                                 13,908     46,059
#*  PaperCorea, Inc.                                      11,147     15,883
    Partron Co., Ltd.                                     16,715    159,564
#*  Paru Co., Ltd.                                         9,531     36,164
*   People & Technologies, Inc.                              733     10,671
    Pharma Research Products Co., Ltd.                       787     45,606
*   PNE Solution Co., Ltd.                                 1,078     12,115
    Poongsan Holdings Corp.                                1,977    100,926
    Posco M-Tech Co., Ltd.                                17,041     53,650
*   Power Logics Co., Ltd.                                15,967     93,451
    Protec Co., Ltd.                                       2,044     38,900
    PSK, Inc.                                              6,963    159,398
    Pulmuone Co., Ltd.                                       553     87,271
    Pyeong Hwa Automotive Co., Ltd.                        7,337     76,270
#*  RaonSecure Co., Ltd.                                  12,259     44,175
    Rayence Co., Ltd.                                      1,340     26,582
#*  Redrover Co., Ltd.                                    16,095     62,710
    Reyon Pharmaceutical Co., Ltd.                           936     21,605
    RFsemi Technologies, Inc.                              3,027     18,056
#*  RFTech Co., Ltd.                                       7,978     38,455

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
SOUTH KOREA -- (Continued)
    Robostar Co., Ltd.                                     2,792 $    57,703
    Rorze Systems Corp.                                    1,270       6,603
*   S Net Systems, Inc.                                    4,731      26,740
    S&S Tech Corp.                                         5,602      24,748
*   S&T Corp.                                                689      10,777
    S&T Holdings Co., Ltd.                                 4,132      60,212
    S&T Motiv Co., Ltd.                                    4,505     208,364
    S-1 Corp.                                              6,246     581,301
*   S-Connect Co., Ltd.                                   38,692      88,568
    S-Energy Co., Ltd.                                     3,611      24,786
#*  S-MAC Co., Ltd.                                       30,774      40,126
    S-Oil Corp.                                            9,988   1,150,466
*   S.Y. Panel Co., Ltd.                                   2,999      19,517
    Sajo Industries Co., Ltd.                              1,431      96,350
*   Sajodongaone Co., Ltd.                                17,467      24,613
*   SAJOHAEPYO Corp.                                         466       5,062
    Sam Young Electronics Co., Ltd.                        6,567      84,319
    Sam Yung Trading Co., Ltd.                             4,217      74,034
    Samchully Co., Ltd.                                    1,175     131,492
    Samchuly Bicycle Co., Ltd.                             5,258      51,937
    Samho Development Co., Ltd.                            9,006      38,981
*   Samho International Co., Ltd.                          2,508      35,810
    SAMHWA Paints Industrial Co., Ltd.                     4,936      38,101
    Samick Musical Instruments Co., Ltd.                  25,018      66,436
#   Samick THK Co., Ltd.                                   4,280     100,903
*   Samji Electronics Co., Ltd.                            5,823      84,728
    Samjin Pharmaceutical Co., Ltd.                        5,142     192,986
    Samkee Automotive Co., Ltd.                           12,204      41,992
    Samkwang Glass Co., Ltd.                               1,417      66,601
    Sammok S-Form Co., Ltd.                                5,311      66,071
*   SAMPYO Cement Co., Ltd.                               14,026      45,183
    Samsung C&T Corp.                                      9,126   1,213,265
    Samsung Card Co., Ltd.                                12,022     438,355
#   Samsung Electro-Mechanics Co., Ltd.                   14,199   1,412,674
    Samsung Electronics Co., Ltd.                         18,897  44,168,482
    Samsung Electronics Co., Ltd. GDR                     16,921  20,089,138
*   Samsung Engineering Co., Ltd.                         14,701     240,511
    Samsung Fire & Marine Insurance Co., Ltd.              8,055   2,178,446
#*  Samsung Heavy Industries Co., Ltd.                    97,860     840,597
    Samsung Life Insurance Co., Ltd.                       9,062   1,094,515
    Samsung SDI Co., Ltd.                                 10,098   1,861,355
    Samsung SDS Co., Ltd.                                  5,425   1,302,386
    Samsung Securities Co., Ltd.                          27,337   1,114,375
    SAMT Co., Ltd.                                        28,486      52,884
    Samwha Capacitor Co., Ltd.                             4,575     197,532
    Samyang Corp.                                          1,824     174,976
    Samyang Foods Co., Ltd.                                  756      66,758
    Samyang Holdings Corp.                                 2,185     248,646
    Samyang Tongsang Co., Ltd.                             1,031      42,945
    Sang-A Frontec Co., Ltd.                               2,384      41,174
*   Sangbo Corp.                                           7,260      14,755
    Sangsin Brake                                          3,903      28,921
    SaraminHR Co, Ltd.                                     1,626      35,548

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    SAVEZONE I&C Corp.                                     8,459 $   38,457
    SBS Contents Hub Co., Ltd.                             1,410     12,522
    SBS Media Holdings Co., Ltd.                          31,737    103,147
*   SBW                                                   50,982     57,254
    Seah Besteel Corp.                                     8,346    248,088
    SeAH Holdings Corp.                                      419     62,012
    SeAH Steel Corp.                                       1,827    178,653
    Sebang Co., Ltd.                                       6,087     77,501
    Sebang Global Battery Co., Ltd.                        4,466    151,782
    Sebo Manufacturing Engineer Corp.                      1,867     21,702
*   Seegene, Inc.                                          2,710     96,490
    Sejong Industrial Co., Ltd.                            6,842     57,623
*   Sejong Telecom, Inc.                                  85,913     51,489
    Sekonix Co., Ltd.                                      5,244     72,572
    Sempio Foods Co.                                         730     29,772
#   Seobu T&D                                              8,223     92,578
    Seohan Co., Ltd.                                      55,168    134,285
    Seohee Construction Co., Ltd.                         97,637    115,870
    Seoul Auction Co., Ltd.                                1,819     17,199
    Seoul Pharma Co., Ltd.                                 2,126     24,288
    Seoul Semiconductor Co., Ltd.                         19,392    444,791
    SEOWONINTECH Co., Ltd.                                 4,409     34,055
    Seoyon Co., Ltd.                                       6,326     46,251
    Seoyon E-Hwa Co., Ltd.                                 3,898     39,709
*   Sewon Cellontech Co., Ltd.                            20,901     68,436
    Sewon Precision Industry Co., Ltd.                     1,917     28,604
    SEWOONMEDICAL Co., Ltd.                               10,144     48,709
    SFA Engineering Corp.                                 11,809    427,196
*   SFA Semicon Co., Ltd.                                 53,773    126,861
*   SG Corp.                                              77,870     69,060
*   SG&G Corp.                                            11,339     34,723
*   SGA Co., Ltd.                                         47,428     50,391
    SH Energy & Chemical Co., Ltd.                        45,156     62,793
*   Shinhan Financial Group Co., Ltd.                     67,818  3,366,888
*   Shinhan Financial Group Co., Ltd. ADR                 20,352  1,001,522
    Shinil Industrial Co., Ltd.                           27,475     38,954
    Shinsegae Engineering & Construction Co., Ltd.         2,043     61,240
    Shinsegae Food Co., Ltd.                                 861    114,113
    Shinsegae Information & Communication Co., Ltd.          917    107,355
    Shinsegae International, Inc.                          1,004     78,668
    Shinsegae, Inc.                                        3,427  1,100,793
*   Shinsung Tongsang Co., Ltd.                           52,297     58,998
    Shinwha Intertek Corp.                                14,111     35,334
*   Shinwon Construction Co., Ltd.                         3,359     18,744
*   Shinwon Corp.                                         11,194     21,503
    Shinyoung Securities Co., Ltd.                         2,196    126,045
    SHOWBOX Corp.                                         18,643     93,414
*   Signetics Corp.                                       34,301     43,211
*   SIGONG TECH Co., Ltd.                                  6,507     52,414
    Silicon Works Co., Ltd.                                1,650     82,938
    Silla Co., Ltd.                                        5,195     78,079
    SIMMTECH Co., Ltd.                                    11,749    108,798
*   SIMMTECH HOLDINGS Co., Ltd.                            7,120     16,109

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    SIMPAC, Inc.                                            9,760 $    40,794
    Sindoh Co., Ltd.                                        2,860     190,100
    SJM Co., Ltd.                                           3,600      16,899
    SK Bioland Co., Ltd.                                    2,817      62,640
*   SK Chemicals Co., Ltd.                                  2,881     310,260
    SK D&D Co., Ltd.                                        2,833      88,161
    SK Discovery Co., Ltd.                                  2,683     127,864
    SK Gas, Ltd.                                            2,634     261,323
    SK Holdings Co., Ltd.                                  14,836   4,422,926
    SK Hynix, Inc.                                        147,587  10,131,071
    SK Innovation Co., Ltd.                                14,683   2,811,687
    SK Materials Co., Ltd.                                  2,534     403,353
    SK Networks Co., Ltd.                                  65,484     398,512
*   SK Securities Co., Ltd.                               167,947     209,179
    SK Telecom Co., Ltd.                                    3,393     842,558
#   SK Telecom Co., Ltd. ADR                                2,168      59,663
    SKC Co., Ltd.                                          11,678     495,308
*   SKC Solmics Co., Ltd.                                  17,800      84,986
*   SKCKOLONPI, Inc.                                        4,472     183,626
    SL Corp.                                                7,580     192,088
*   SM Culture & Contents Co., Ltd.                        11,580      35,722
#*  SM Entertainment Co.                                    8,156     294,766
#*  SMARK Co., Ltd.                                        34,304      15,194
    SMEC Co., Ltd.                                         10,746      41,989
*   SNU Precision Co., Ltd.                                 5,420      20,588
*   Solborn, Inc.                                           6,999      42,168
*   Solco Biomedical Co., Ltd.                             52,031      35,502
*   Solid, Inc.                                             9,205      44,866
    Songwon Industrial Co., Ltd.                           10,478     237,499
    Soulbrain Co., Ltd.                                     6,239     356,308
    SPC Samlip Co., Ltd.                                    1,112     165,061
    SPG Co., Ltd.                                           3,810      30,379
    Spigen Korea Co., Ltd.                                  1,625      71,308
    Ssangyong Cement Industrial Co., Ltd.                   9,499     196,357
    Suheung Co., Ltd.                                       2,671      89,515
    Sun Kwang Co., Ltd.                                     1,915      35,911
    Sunchang Corp.                                          4,035      32,659
*   SundayToz Corp.                                         1,704      55,776
    Sung Bo Chemicals Co., Ltd.                             3,070      17,393
#   Sung Kwang Bend Co., Ltd.                              11,782     128,992
#   Sungchang Enterprise Holdings, Ltd.                    30,377      87,481
    Sungdo Engineering & Construction Co., Ltd.             7,793      52,398
*   Sungshin Cement Co., Ltd.                               9,439      55,772
    Sungwoo Hitech Co., Ltd.                               25,977     171,572
#   Sunjin Co., Ltd.                                        7,779     123,834
*   Suprema HQ, Inc.                                        1,525       9,117
*   Suprema, Inc.                                           1,413      33,267
*   Synopex, Inc.                                          35,109     173,125
#   Systems Technology, Inc.                                5,583     147,534
*   T'way Holdings, Inc.                                   15,040      72,522
    Taekwang Industrial Co., Ltd.                             263     339,588
#*  Taewoong Co., Ltd.                                      5,397     121,963
*   Taeyoung Engineering & Construction Co., Ltd.          26,703     302,337

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
SOUTH KOREA -- (Continued)
*   Taihan Electric Wire Co., Ltd.                         56,361 $ 76,641
*   Taihan Fiberoptics Co., Ltd.                            5,789   40,795
*   Taihan Textile Co., Ltd.                                  945   12,358
*   TBH Global Co., Ltd.                                    9,861   72,002
    TechWing, Inc.                                          7,678  133,286
#   Tera Semicon Co., Ltd.                                  5,717  142,657
    TES Co., Ltd.                                           7,187  235,725
*   Tesna Co., Ltd.                                         3,579   44,155
*   Texcell-NetCom Co., Ltd.                               19,165  436,570
*   Thinkware Systems Corp.                                 3,694   38,763
*   TK Chemical Corp.                                      26,714   54,584
    TK Corp.                                                8,295  107,971
#   TOBESOFT Co., Ltd.                                      3,748   33,381
    Tokai Carbon Korea Co., Ltd.                            2,655  173,920
    Tongyang Life Insurance Co., Ltd.                      24,600  181,330
    Tongyang, Inc.                                        107,304  231,198
#   Tonymoly Co., Ltd.                                      1,924   37,048
    Top Engineering Co., Ltd.                               7,182   44,691
    Toptec Co., Ltd.                                       10,675  272,227
    Tovis Co., Ltd.                                         8,227   64,573
    TS Corp.                                                1,940   44,953
    UBCare Co., Ltd.                                       11,292   44,111
    Ubiquoss Holdings, Inc.                                 7,235   45,671
*   Ubiquoss, Inc.                                          1,088   23,221
*   Ubivelox, Inc.                                          1,255   12,873
*   Ugint Co., Ltd.                                        45,652   64,109
    UIL Co., Ltd.                                           5,829   36,693
    Uju Electronics Co., Ltd.                               3,162   41,842
    Unid Co., Ltd.                                          2,834  131,735
    Union Semiconductor Equipment & Materials Co., Ltd.     6,054   40,875
    Uniquest Corp.                                          5,700   55,481
#*  Unison Co., Ltd.                                       13,637   48,001
#   UniTest, Inc.                                          10,206  116,465
    Value Added Technologies Co., Ltd.                      3,642  129,601
    Viatron Technologies, Inc.                              3,413   60,473
    Vieworks Co., Ltd.                                      4,247  175,219
#   Visang Education, Inc.                                  4,557   54,189
*   Vitzrocell Co., Ltd.                                    3,648   18,577
#*  Webzen, Inc.                                            7,445  207,438
*   Welcron Co., Ltd.                                       7,245   23,772
    WeMade Entertainment Co., Ltd.                          1,592   83,723
    Whanin Pharmaceutical Co., Ltd.                         5,777  132,451
#*  WillBes & Co. (The)                                    23,314   39,385
    Winix, Inc.                                             4,338   71,032
    Wins Co., Ltd.                                          1,654   22,311
#   WiSoL Co., Ltd.                                        13,375  179,360
*   WIZIT Co., Ltd.                                         9,117   20,744
*   WONIK CUBE Corp.                                        4,284   11,716
*   Wonik Holdings Co., Ltd.                               12,964   94,199
*   WONIK IPS Co., Ltd.                                    15,235  469,333
*   Wonik Materials Co., Ltd.                               1,154   67,538
*   Wonik QnC Corp.                                         4,724   63,858
*   Woojin Plaimm Co., Ltd.                                 2,795   23,386

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   Woongjin Co., Ltd.                                      30,748 $     82,341
#*  Woongjin Energy Co., Ltd.                                6,224       51,690
*   Woongjin Thinkbig Co., Ltd.                             16,549      114,917
    Woori Bank                                             115,406    1,819,526
#   Woori Bank Sponsored ADR                                 3,393      160,557
*   Woori Investment Bank Co., Ltd.                        123,277       79,659
#*  Wooridul Pharmaceutical, Ltd.                            2,913       29,915
    Woory Industrial Co., Ltd.                               3,352      117,916
    Wooshin Systems Co., Ltd.                                6,210       53,667
    WooSung Feed Co., Ltd.                                   7,257       20,963
    Y G-1 Co., Ltd.                                          9,121      153,134
*   YD Online Corp.                                         12,367       45,597
*   YeaRimDang Publishing Co., Ltd.                          8,480       81,416
    YESCO Co., Ltd.                                          1,611       67,441
    YG Entertainment, Inc.                                   4,308      119,347
#*  YJM Games Co., Ltd.                                     15,504       51,843
    YMC Co., Ltd.                                            3,977       89,918
    Yong Pyong Resort Co., Ltd.                              7,023       68,473
*   Yonwoo Co., Ltd.                                           401       12,018
    Yoosung Enterprise Co., Ltd.                            10,361       35,850
    YooSung T&S Co., Ltd.                                    7,040       26,126
    Youlchon Chemical Co., Ltd.                              5,081       95,864
    Young Poong Corp.                                          145      143,908
    Young Poong Precision Corp.                              6,555       54,601
*   Youngone Corp.                                           9,002      268,481
    Youngone Holdings Co., Ltd.                              3,692      194,556
*   YoungWoo DSP Co., Ltd.                                   5,422       28,140
*   Yuanta Securities Korea Co., Ltd.                       49,232      229,451
    YuHwa Securities Co., Ltd.                                 957       14,116
*   Yungjin Pharmaceutical Co., Ltd.                        11,976      109,944
*   Yuyang DNU Co., Ltd.                                     7,626       54,909
    Zeus Co., Ltd.                                           3,176       51,326
                                                                   ------------
TOTAL SOUTH KOREA                                                   267,597,963
                                                                   ------------
TAIWAN -- (16.0%)
#   A-DATA Technology Co., Ltd.                            108,605      268,069
    Ability Enterprise Co., Ltd.                           135,508      103,835
    AcBel Polytech, Inc.                                   120,685       94,200
    Accton Technology Corp.                                179,858      720,244
    Acer, Inc.                                           1,192,287    1,129,202
    ACES Electronic Co., Ltd.                               56,000       47,941
*   Acon Holding, Inc.                                     122,000       36,292
    Acter Co., Ltd.                                         22,000      156,809
*   Action Electronics Co., Ltd.                           103,000       22,905
    Actron Technology Corp.                                 40,000      152,740
    Addcn Technology Co., Ltd.                               7,000       57,116
    Adlink Technology, Inc.                                 38,814       82,579
#   Advanced Ceramic X Corp.                                17,000      219,246
    Advanced International Multitech Co., Ltd.              82,000       89,927
#   Advanced Optoelectronic Technology, Inc.                49,000       61,420
    Advanced Semiconductor Engineering, Inc.             1,604,179    2,276,378
    Advanced Semiconductor Engineering, Inc. ADR           198,057    1,416,108

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Advanced Wireless Semiconductor Co.                      71,000 $  176,304
    Advancetek Enterprise Co., Ltd.                         105,908     67,692
    Advantech Co., Ltd.                                      70,607    552,077
    Aerospace Industrial Development Corp.                  263,000    317,694
*   AGV Products Corp.                                      288,172     74,613
    Airmate Cayman International Co., Ltd.                   34,000     28,388
    Airtac International Group                               40,078    635,903
*   Alchip Technologies, Ltd.                                23,000     93,101
    Alcor Micro Corp.                                        17,000     11,947
#*  ALI Corp.                                               174,000    108,861
#   All Ring Tech Co., Ltd.                                  47,000    106,757
    Alltek Technology Corp.                                  48,002     33,424
    Alltop Technology Co., Ltd.                              38,000    104,544
    Alpha Networks, Inc.                                    157,500    141,719
#   Altek Corp.                                             151,727    166,251
    Amazing Microelectronic Corp.                            32,440     95,006
    Ambassador Hotel (The)                                   88,000     69,865
    AMPOC Far-East Co., Ltd.                                 31,000     28,386
#   AmTRAN Technology Co., Ltd.                             459,907    275,446
    Anpec Electronics Corp.                                  60,454    104,334
    AP Memory Technology Corp.                                5,000     15,096
    Apacer Technology, Inc.                                  55,506     72,736
    APAQ Technology Co., Ltd.                                 8,000     15,881
    APCB, Inc.                                               91,000     84,293
    Apex Biotechnology Corp.                                 35,477     38,298
    Apex International Co., Ltd.                             77,868     55,768
    Apex Medical Corp.                                       35,000     34,769
    Apex Science & Engineering                               68,848     19,861
    Arcadyan Technology Corp.                                71,859    123,605
    Ardentec Corp.                                          285,411    375,455
    Asia Cement Corp.                                       846,696    871,821
#   Asia Optical Co., Inc.                                  122,000    492,761
*   Asia Pacific Telecom Co., Ltd.                          649,000    223,758
    Asia Plastic Recycling Holding, Ltd.                    120,544     53,999
    Asia Polymer Corp.                                      199,460    127,337
    Asia Vital Components Co., Ltd.                         174,278    184,835
#   ASMedia Technology, Inc.                                 13,312    162,403
    ASPEED Technology, Inc.                                   9,599    251,941
    ASROCK, Inc.                                             12,000     31,351
    Asustek Computer, Inc.                                  157,996  1,521,875
    Aten International Co., Ltd.                             44,000    132,861
#   AU Optronics Corp.                                    5,177,000  2,462,353
#   AU Optronics Corp. Sponsored ADR                         78,775    377,332
    Audix Corp.                                              52,800     76,994
#   AURAS Technology Co., Ltd.                               37,000    117,110
    Aurona Industries, Inc.                                  19,000     17,111
    Aurora Corp.                                             23,585     70,958
    Avalue Technology, Inc.                                  19,000     32,139
    Avermedia Technologies                                  103,690     53,879
*   Avision, Inc.                                            64,693     15,552
    AVY Precision Technology, Inc.                           39,141     76,619
    Awea Mechantronic Co., Ltd.                              13,230     15,007
    Axiomtek Co., Ltd.                                       18,000     32,465

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Bank of Kaohsiung Co., Ltd.                             272,835 $   90,878
    Basso Industry Corp.                                     53,000    119,549
*   BenQ Materials Corp.                                     87,000     57,258
    BES Engineering Corp.                                   893,000    239,142
#   Bin Chuan Enterprise Co., Ltd.                           50,000     69,709
    Bionime Corp.                                            13,000     23,970
*   Biostar Microtech International Corp.                    91,000     56,184
    Bioteque Corp.                                           31,010    106,443
#   Bizlink Holding, Inc.                                    38,808    367,267
    Bon Fame Co., Ltd.                                        7,000     16,742
    Bothhand Enterprise, Inc.                                34,000     79,308
    Bright Led Electronics Corp.                             76,100     45,217
    Brighton-Best International Taiwan, Inc.                 28,000     22,328
    Browave Corp.                                            35,000     45,868
    C Sun Manufacturing, Ltd.                                68,000     65,318
    Cameo Communications, Inc.                              113,000     31,574
    Capital Futures Corp.                                    15,000     23,854
    Capital Securities Corp.                              1,054,731    430,610
#   Career Technology MFG. Co., Ltd.                        189,000    284,120
*   Carnival Industrial Corp.                                65,000     10,730
    Casetek Holdings, Ltd.                                   76,000    280,118
    Catcher Technology Co., Ltd.                            270,509  3,094,480
    Cathay Financial Holding Co., Ltd.                    1,100,125  2,057,323
    Cathay Real Estate Development Co., Ltd.                344,300    195,517
    Cayman Engley Industrial Co., Ltd.                       12,000     67,927
*   Center Laboratories, Inc.                                39,600     66,301
    Chailease Holding Co., Ltd.                             436,000  1,465,382
    Chain Chon Industrial Co., Ltd.                         103,000     60,228
    ChainQui Construction Development Co., Ltd.              48,000     35,078
*   Champion Building Materials Co., Ltd.                   168,000     49,138
    Champion Microelectronic Corp.                           14,910     29,990
    Chang Hwa Commercial Bank, Ltd.                       1,091,065    639,729
    Chang Wah Electromaterials, Inc.                         15,524     77,715
    Chang Wah Technology Co., Ltd.                            1,000     15,582
    Channel Well Technology Co., Ltd.                       121,000    134,060
    Chant Sincere Co., Ltd.                                  25,000     25,378
#   Charoen Pokphand Enterprise                             106,160    240,633
    Chaun-Choung Technology Corp.                            35,000    119,328
    CHC Healthcare Group                                     33,000     40,004
    CHC Resources Corp.                                      27,618     55,820
    Chen Full International Co., Ltd.                        46,000     74,758
    Chenbro Micom Co., Ltd.                                  37,000     56,581
#   Cheng Loong Corp.                                       483,480    263,629
#   Cheng Shin Rubber Industry Co., Ltd.                    834,808  1,455,193
    Cheng Uei Precision Industry Co., Ltd.                  250,159    393,782
    Chenming Mold Industry Corp.                             64,000     44,269
    Chia Chang Co., Ltd.                                     76,000     61,926
    Chia Hsin Cement Corp.                                  201,000     93,470
    Chian Hsing Forging Industrial Co., Ltd.                 22,000     52,783
    Chicony Electronics Co., Ltd.                           193,384    509,089
    Chicony Power Technology Co., Ltd.                       73,365    148,447
    Chien Kuo Construction Co., Ltd.                        138,675     53,049
    Chilisin Electronics Corp.                               80,533    268,275

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Chime Ball Technology Co., Ltd.                          10,565 $   23,530
#*  Chimei Materials Technology Corp.                       342,250    143,835
#   Chin-Poon Industrial Co., Ltd.                          189,113    351,340
*   China Airlines, Ltd.                                  2,032,062    841,541
    China Bills Finance Corp.                               302,000    161,095
    China Chemical & Pharmaceutical Co., Ltd.               152,000     96,830
    China Development Financial Holding Corp.             3,006,579  1,102,844
    China Ecotek Corp.                                       10,000     16,239
*   China Electric Manufacturing Corp.                      172,000     61,382
    China General Plastics Corp.                            222,517    256,243
    China Glaze Co., Ltd.                                    53,680     22,492
    China Life Insurance Co., Ltd.                          548,912    564,580
*   China Man-Made Fiber Corp.                              667,200    218,633
    China Metal Products                                    147,190    143,511
    China Motor Corp.                                       318,000    290,623
*   China Petrochemical Development Corp.                 1,154,092    603,629
    China Steel Chemical Corp.                               45,227    220,857
    China Steel Corp.                                     2,522,940  2,156,460
    China Steel Structure Co., Ltd.                          70,000     51,778
#   China Synthetic Rubber Corp.                            301,015    507,047
    China Wire & Cable Co., Ltd.                             40,120     33,290
    Chinese Maritime Transport, Ltd.                         67,120     69,225
*   Ching Feng Home Fashions Co., Ltd.                       21,000     20,807
    Chipbond Technology Corp.                               361,000    832,996
    ChipMOS TECHNOLOGIES, Inc.                               45,000     41,147
#   ChipMOS TECHNOLOGIES, Inc. ADR                            4,386     79,562
    Chlitina Holding, Ltd.                                   25,000    122,539
    Chong Hong Construction Co., Ltd.                        58,361    175,761
    Chroma ATE, Inc.                                         73,466    417,656
    Chun YU Works & Co., Ltd.                               122,000     62,978
    Chun Yuan Steel                                         238,999     94,259
*   Chung Hung Steel Corp.                                  641,889    285,090
    Chung Hwa Pulp Corp.                                    274,246    107,635
#   Chung-Hsin Electric & Machinery Manufacturing Corp.     205,000    148,463
    Chunghwa Precision Test Tech Co., Ltd.                    4,000    162,828
    Chunghwa Telecom Co., Ltd.                              261,800    973,638
    Chunghwa Telecom Co., Ltd. Sponsored ADR                 37,015  1,371,406
    Chyang Sheng Dyeing & Finishing Co., Ltd.                90,000     71,407
    Cleanaway Co., Ltd.                                      38,000    223,699
    Clevo Co.                                               253,869    246,298
*   CMC Magnetics Corp.                                   1,061,642    176,935
#*  Co-Tech Development Corp.                               125,541    189,210
*   CoAsia Microelectronics Corp.                            71,946     36,740
    Coland Holdings, Ltd.                                    22,000     26,726
    Compal Electronics, Inc.                              1,792,086  1,334,095
    Compeq Manufacturing Co., Ltd.                          588,000    728,894
    Compucase Enterprise                                     46,000     58,016
*   Concord Securities Co., Ltd.                            345,000    112,827
    Concraft Holding Co., Ltd.                                9,300     91,874
    Continental Holdings Corp.                              229,250    127,969
    Contrel Technology Co., Ltd.                             70,000     38,774
    Coremax Corp.                                            20,000     85,573
    Coretronic Corp.                                        266,600    349,923

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Cowealth Medical Holding Co., Ltd.                        6,000 $    8,613
    Coxon Precise Industrial Co., Ltd.                       59,000     63,226
    Creative Sensor, Inc.                                    51,000     45,401
    Crown Bioscience International                           10,000     24,346
*   CSBC Corp.                                              235,440    115,305
    CTBC Financial Holding Co., Ltd.                      3,530,612  2,579,877
    CTCI Corp.                                              252,555    392,463
#   Cub Elecparts, Inc.                                      25,926    265,497
    CviLux Corp.                                             40,902     43,316
    CX Technology Co., Ltd.                                  35,135     30,924
    Cyberlink Corp.                                          40,356     90,093
    CyberPower Systems, Inc.                                 24,000     80,545
#   CyberTAN Technology, Inc.                               172,576    119,164
    Cypress Technology Co., Ltd.                             17,900     56,191
#   D-Link Corp.                                            419,148    187,569
    DA CIN Construction Co., Ltd.                            94,000     59,218
    Da-Li Development Co., Ltd.                              58,046     66,577
    Dadi Early-Childhood Education Group, Ltd.                9,059     75,754
    Dafeng TV, Ltd.                                          28,396     34,601
*   Danen Technology Corp.                                  188,000     46,120
    Darfon Electronics Corp.                                109,000    114,018
#   Darwin Precisions Corp.                                 196,000    241,426
    Daxin Materials Corp.                                    30,000     82,694
    De Licacy Industrial Co., Ltd.                          111,209     95,821
    Delpha Construction Co., Ltd.                            60,639     31,393
    Delta Electronics, Inc.                                 391,940  1,975,509
    Depo Auto Parts Ind Co., Ltd.                            65,000    203,857
    Dimerco Express Corp.                                    60,000     43,457
    Draytek Corp.                                            13,000     12,923
    Dyaco International, Inc.                                14,000     19,952
    Dynacolor, Inc.                                          16,000     20,769
*   Dynamic Electronics Co., Ltd.                           146,006     55,814
    Dynapack International Technology Corp.                  84,000    133,259
    E Ink Holdings, Inc.                                    360,000    654,433
    E-Lead Electronic Co., Ltd.                              39,000     38,762
    E-LIFE MALL Corp.                                        30,000     65,132
*   E-Ton Solar Tech Co., Ltd.                              178,032     50,963
    E.Sun Financial Holding Co., Ltd.                     2,284,847  1,503,623
*   Eastern Media International Corp.                       278,406    106,983
#   Eclat Textile Co., Ltd.                                  59,279    595,300
    ECOVE Environment Corp.                                  13,000     75,167
    Edimax Technology Co., Ltd.                             138,044     46,832
*   Edison Opto Corp.                                        54,000     29,704
    Edom Technology Co., Ltd.                                60,014     41,136
    eGalax_eMPIA Technology, Inc.                            21,909     39,515
    Elan Microelectronics Corp.                             131,370    208,179
    Elite Advanced Laser Corp.                               70,208    310,880
#   Elite Material Co., Ltd.                                151,909    533,492
    Elite Semiconductor Memory Technology, Inc.             122,000    186,469
*   Elitegroup Computer Systems Co., Ltd.                   194,235    124,691
    eMemory Technology, Inc.                                 32,000    455,216
    ENG Electric Co., Ltd.                                   60,764     14,693
#   Ennoconn Corp.                                           19,202    312,070

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    EnTie Commercial Bank Co., Ltd.                         103,500 $   47,722
*   Epistar Corp.                                           457,954    807,319
    Eslite Spectrum Corp. (The)                               9,000     42,254
    Eson Precision Ind. Co., Ltd.                            30,000     44,454
    Eternal Materials Co., Ltd.                             322,145    341,576
*   Etron Technology, Inc.                                  147,000     78,240
    Eurocharm Holdings Co., Ltd.                             13,000     38,158
    Eva Airways Corp.                                     1,615,002    854,935
    Everest Textile Co., Ltd.                               216,320    107,276
    Evergreen International Storage & Transport Corp.       324,000    154,983
    Everlight Electronics Co., Ltd.                         231,149    363,077
    Everspring Industry Co., Ltd.                            97,000     40,643
    Excelsior Medical Co., Ltd.                              44,800     70,183
    EZconn Corp.                                             25,000     36,267
    Far Eastern Department Stores, Ltd.                     625,370    335,597
    Far Eastern International Bank                        1,270,304    421,020
    Far Eastern New Century Corp.                           941,560    840,201
    Far EasTone Telecommunications Co., Ltd.                442,000  1,153,151
    Faraday Technology Corp.                                 46,442    129,989
*   Farglory F T Z Investment Holding Co., Ltd.              24,000     14,540
    Farglory Land Development Co., Ltd.                     192,442    212,547
    Federal Corp.                                           249,729    115,114
    Feedback Technology Corp.                                15,400     67,212
    Feng Hsin Steel Co., Ltd.                               182,550    375,164
    Feng TAY Enterprise Co., Ltd.                           129,107    610,109
*   First Copper Technology Co., Ltd.                        71,000     31,407
    First Financial Holding Co., Ltd.                     2,081,046  1,437,909
    First Hi-Tec Enterprise Co., Ltd.                        33,000     39,817
    First Hotel                                              82,462     44,691
    First Insurance Co., Ltd. (The)                         129,606     63,777
*   First Steamship Co., Ltd.                               355,234    101,625
#   FLEXium Interconnect, Inc.                              152,001    580,526
    Flytech Technology Co., Ltd.                             53,373    158,075
#   FocalTech Systems Co., Ltd.                             135,792    140,474
    Forest Water Environment Engineering Co., Ltd.           21,000     46,277
    Formosa Advanced Technologies Co., Ltd.                  93,000    100,747
    Formosa Chemicals & Fibre Corp.                         600,378  2,239,977
    Formosa International Hotels Corp.                       21,905    116,457
    Formosa Oilseed Processing Co., Ltd.                     46,000    108,523
    Formosa Optical Technology Co., Ltd.                      7,000     15,590
    Formosa Petrochemical Corp.                             286,000  1,214,649
    Formosa Plastics Corp.                                  550,134  1,952,080
    Formosa Taffeta Co., Ltd.                               317,000    352,742
    Formosan Rubber Group, Inc.                             216,720    117,808
    Formosan Union Chemical                                 190,260    118,707
    Fortune Electric Co., Ltd.                               64,000     46,006
    Founding Construction & Development Co., Ltd.            71,460     39,583
    Foxconn Technology Co., Ltd.                            208,536    595,099
    Foxlink Image Technology Co., Ltd.                       63,000     46,000
    Foxsemicon Integrated Technology, Inc.                   26,250    233,377
    Froch Enterprise Co., Ltd.                              155,713     89,841
    FSP Technology, Inc.                                     86,886     72,896
    Fubon Financial Holding Co., Ltd.                     1,461,896  2,715,758

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Fulgent Sun International Holding Co., Ltd.              46,449 $114,512
    Fullerton Technology Co., Ltd.                           69,000   57,196
    Fulltech Fiber Glass Corp.                              164,544  133,808
    Fwusow Industry Co., Ltd.                                31,756   19,296
    G Shank Enterprise Co., Ltd.                             86,382   77,820
    Gallant Precision Machining Co., Ltd.                    76,000   55,362
#   GCS Holdings, Inc.                                       20,000   61,612
#   Gemtek Technology Corp.                                 160,574  154,718
#   General Interface Solution Holding, Ltd.                 87,000  645,337
    Generalplus Technology, Inc.                             25,000   44,677
    Genesys Logic, Inc.                                      26,000   33,510
#*  Genius Electronic Optical Co., Ltd.                      29,071  278,676
    GeoVision, Inc.                                          37,264   50,260
    Getac Technology Corp.                                  213,000  317,541
    Giant Manufacturing Co., Ltd.                            89,287  500,972
    Giantplus Technology Co., Ltd.                          118,000   74,128
    Gigabyte Technology Co., Ltd.                           219,000  545,924
    Gigasolar Materials Corp.                                13,280  105,503
*   Gigastorage Corp.                                       172,213   93,509
    Ginko International Co., Ltd.                            22,000  177,265
*   Gintech Energy Corp.                                    302,084  181,314
    Global Brands Manufacture, Ltd.                         160,666   69,675
    Global Lighting Technologies, Inc.                       38,000   55,519
    Global Mixed Mode Technology, Inc.                       20,000   46,910
    Global PMX Co., Ltd.                                     15,000   89,722
    Global Unichip Corp.                                     25,000  307,647
    Globalwafers Co., Ltd.                                   29,000  443,402
    Globe Union Industrial Corp.                            128,518   85,968
#   Gloria Material Technology Corp.                        294,708  204,640
    Glory Science Co., Ltd.                                  32,467   57,862
*   Gold Circuit Electronics, Ltd.                          232,263   81,617
    Golden Friends Corp.                                     22,500   42,150
*   Goldsun Building Materials Co., Ltd.                    669,730  220,650
    Good Will Instrument Co., Ltd.                            6,859    5,529
    Gourmet Master Co., Ltd.                                 25,410  367,637
    Grand Ocean Retail Group, Ltd.                           42,000   33,131
    Grand Pacific Petrochemical                             511,000  503,397
    Grand Plastic Technology Corp.                           14,000   84,514
#   Grape King Bio, Ltd.                                     54,000  392,340
    Great China Metal Industry                               90,000   78,237
    Great Taipei Gas Co., Ltd.                              135,000  126,485
    Great Wall Enterprise Co., Ltd.                         379,682  442,655
    Greatek Electronics, Inc.                               151,000  293,222
*   Green Energy Technology, Inc.                           132,537   79,470
    Green River Holding Co., Ltd.                             8,080   41,075
    Green Seal Holding, Ltd.                                 36,500   78,543
    GTM Holdings Corp.                                       60,000   36,652
    Hakers Enterprise Co., Ltd.                               6,300    6,473
    Hannstar Board Corp.                                    185,681  128,451
#   HannStar Display Corp.                                1,998,667  731,045
*   HannsTouch Solution, Inc.                               351,743  108,527
    Hanpin Electron Co., Ltd.                                38,000   37,484
*   Harvatek Corp.                                           83,052   58,213

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Hi-Clearance, Inc.                                        5,000 $    16,475
    Highwealth Construction Corp.                           293,918     461,720
    HIM International Music, Inc.                            10,600      38,951
    Hiroca Holdings, Ltd.                                    24,728      94,985
*   HiTi Digital, Inc.                                       79,956      30,881
    Hitron Technology, Inc.                                 187,000     134,269
    Hiwin Technologies Corp.                                 68,604     887,086
*   Ho Tung Chemical Corp.                                  501,035     163,300
*   Hocheng Corp.                                           137,300      46,474
    Holiday Entertainment Co., Ltd.                          31,000      57,500
    Holtek Semiconductor, Inc.                               99,000     266,005
    Holy Stone Enterprise Co., Ltd.                          82,950     318,416
    Hon Hai Precision Industry Co., Ltd.                  3,607,499  11,373,027
    Hon Hai Precision Industry Co., Ltd. GDR                134,961     857,799
    Hong Pu Real Estate Development Co., Ltd.               146,609     113,589
    Hong TAI Electric Industrial                            125,000      48,699
    Hong YI Fiber Industry Co.                               68,000      50,804
*   Horizon Securities Co., Ltd.                            220,000      62,965
#   Hota Industrial Manufacturing Co., Ltd.                  98,871     414,564
    Hotai Motor Co., Ltd.                                    72,000     936,643
    Hotron Precision Electronic Industrial Co., Ltd.         22,000      36,805
    Hsin Kuang Steel Co., Ltd.                              121,788     129,358
    Hsin Yung Chien Co., Ltd.                                15,900      46,948
    Hu Lane Associate, Inc.                                  38,151     198,644
*   HUA ENG Wire & Cable Co., Ltd.                          190,000      74,461
    Hua Nan Financial Holdings Co., Ltd.                  1,607,420     959,205
    Huaku Development Co., Ltd.                             146,465     364,594
    Huang Hsiang Construction Corp.                          76,000      80,880
    Hung Ching Development & Construction Co., Ltd.          68,000      59,943
    Hung Sheng Construction, Ltd.                           290,000     269,503
    Huxen Corp.                                              10,000      15,497
    Hwa Fong Rubber Industrial Co., Ltd.                    147,430      75,841
*   Hwacom Systems, Inc.                                     43,000      20,857
*   I-Chiun Precision Industry Co., Ltd.                    112,000      43,655
    I-Sheng Electric Wire & Cable Co., Ltd.                  50,000      77,318
    Ibase Technology, Inc.                                   71,076     120,677
*   Ichia Technologies, Inc.                                168,897      95,459
    Ideal Bike Corp.                                        121,999      55,435
    IEI Integration Corp.                                    75,000     104,355
    Infortrend Technology, Inc.                             110,798      54,613
    Innodisk Corp.                                           28,164     116,208
#   Innolux Corp.                                         5,022,461   2,365,390
    Inpaq Technology Co., Ltd.                               45,000      41,990
    Intai Technology Corp.                                   14,000      47,200
    Integrated Service Technology, Inc.                      27,000      95,934
    IntelliEPI, Inc.                                          9,000      34,547
    International Games System Co., Ltd.                     32,000     179,937
    Inventec Corp.                                          935,181     763,267
    Iron Force Industrial Co., Ltd.                          24,000      86,731
    ITE Technology, Inc.                                     63,202      81,037
    ITEQ Corp.                                              118,299     252,164
    Jarllytec Co., Ltd.                                      29,000      49,707
    Jentech Precision Industrial Co., Ltd.                   24,000      57,836

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
    Jess-Link Products Co., Ltd.                           59,875 $   61,754
#   Jih Sun Financial Holdings Co., Ltd.                  904,701    258,442
    Jinli Group Holdings, Ltd.                             78,470     63,547
    Johnson Health Tech Co., Ltd.                          51,948     62,440
    K Laser Technology, Inc.                               82,000     46,239
    Kaori Heat Treatment Co., Ltd.                         45,983     67,089
    Kaulin Manufacturing Co., Ltd.                         68,000     58,754
    KEE TAI Properties Co., Ltd.                          221,226     79,250
#   Kenda Rubber Industrial Co., Ltd.                     220,842    280,277
    Kenmec Mechanical Engineering Co., Ltd.               152,000     64,090
    Kerry TJ Logistics Co., Ltd.                           82,000    108,100
#   Kindom Construction Corp.                             191,000    146,318
    King Chou Marine Technology Co., Ltd.                  45,660     49,846
    King Slide Works Co., Ltd.                             17,050    231,037
    King Yuan Electronics Co., Ltd.                       679,529    702,200
    King's Town Bank Co., Ltd.                            462,000    661,930
*   King's Town Construction Co., Ltd.                     62,348     49,101
    Kingcan Holdings, Ltd.                                 27,675     24,497
    Kingpak Technology, Inc.                               11,000    103,981
    Kinik Co.                                              64,000    177,995
#   Kinko Optical Co., Ltd.                                77,000     98,991
#   Kinpo Electronics                                     764,028    281,874
#   Kinsus Interconnect Technology Corp.                  165,009    285,233
    KMC Kuei Meng International, Inc.                      33,106    151,837
    KNH Enterprise Co., Ltd.                               59,000     24,645
    KS Terminals, Inc.                                     56,760    112,932
    Kung Long Batteries Industrial Co., Ltd.               36,000    175,860
    Kung Sing Engineering Corp.                           134,000     77,887
*   Kuo Toong International Co., Ltd.                     122,108     87,848
*   Kuoyang Construction Co., Ltd.                        209,450    115,508
    Kwong Fong Industries Corp.                            50,442     29,037
    Kwong Lung Enterprise Co., Ltd.                        41,000     67,458
*   KYE Systems Corp.                                     146,426     54,720
    L&K Engineering Co., Ltd.                              83,000     98,995
*   LAN FA Textile                                         93,277     29,244
    Land Mark Optoelectronics Corp.                        26,000    329,179
    Lanner Electronics, Inc.                               30,589     45,273
    Largan Precision Co., Ltd.                             17,306  2,371,930
    Laser Tek Taiwan Co., Ltd.                             51,000     53,018
#   Laster Tech Corp., Ltd.                                19,000     47,355
    LCY Chemical Corp.                                    189,799    293,760
    Leader Electronics, Inc.                               67,602     21,104
    Leadtrend Technology Corp.                              4,159      3,868
*   Lealea Enterprise Co., Ltd.                           500,981    197,492
    Ledlink Optics, Inc.                                   38,467     58,828
    Ledtech Electronics Corp.                              19,000      8,621
    LEE CHI Enterprises Co., Ltd.                         103,000     40,636
    Lelon Electronics Corp.                                38,250     79,533
    Lemtech Holdings Co., Ltd.                              9,000     41,747
*   Leofoo Development Co., Ltd.                          138,645     38,416
*   LES Enphants Co., Ltd.                                 90,901     37,573
#*  Lextar Electronics Corp.                              202,000    168,112
    Li Cheng Enterprise Co., Ltd.                          45,920     71,215

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
*   Li Peng Enterprise Co., Ltd.                            354,806 $  105,359
    Lian HWA Food Corp.                                      45,712     53,763
    Lien Chang Electronic Enter                              23,000     11,626
    Lien Hwa Industrial Corp.                               278,842    361,165
    Lingsen Precision Industries, Ltd.                      228,000    119,361
#   Lite-On Semiconductor Corp.                             132,213    202,363
    Lite-On Technology Corp.                              1,229,395  1,806,699
    Long Bon International Co., Ltd.                        187,000     94,224
#   Long Chen Paper Co., Ltd.                               277,718    317,954
    Lotes Co., Ltd.                                          27,631    168,240
    Lu Hai Holding Corp.                                     19,799     31,845
    Lucky Cement Corp.                                      112,000     32,643
    Lumax International Corp., Ltd.                          43,492     86,409
    Lung Yen Life Service Corp.                              16,000     36,826
*   LuxNet Corp.                                             20,899     26,200
#   Macauto Industrial Co., Ltd.                             25,000    129,520
    Machvision, Inc.                                         17,000    183,663
    Macroblock, Inc.                                         14,700     33,564
#*  Macronix International                                1,018,821  1,594,845
    Mag Layers Scientific-Technics Co., Ltd.                 23,705     53,633
    Makalot Industrial Co., Ltd.                             94,686    429,776
    Marketech International Corp.                            58,000     79,845
    Masterlink Securities Corp.                             657,885    202,958
#   Materials Analysis Technology, Inc.                      23,160     63,194
    Mayer Steel Pipe Corp.                                   78,259     37,972
    MediaTek, Inc.                                          202,360  2,070,586
    Mega Financial Holding Co., Ltd.                      2,426,669  2,104,940
    Meiloon Industrial Co.                                   45,650     53,147
    Mercuries & Associates Holding, Ltd.                    219,388    187,845
*   Mercuries Life Insurance Co., Ltd.                      503,890    276,486
    Merida Industry Co., Ltd.                                32,415    152,849
#   Merry Electronics Co., Ltd.                              59,906    375,363
    Micro-Star International Co., Ltd.                      199,233    657,446
*   Microbio Co., Ltd.                                      206,572    155,848
    Microlife Corp.                                          21,600     52,044
    Mildef Crete, Inc.                                       27,000     52,924
    MIN AIK Technology Co., Ltd.                             83,200     76,152
    Mirle Automation Corp.                                   71,805    132,361
    Mitac Holdings Corp.                                    353,415    411,502
    Mobiletron Electronics Co., Ltd.                         35,440     48,051
    momo.com, Inc.                                           13,000    117,192
#*  Motech Industries, Inc.                                 253,097    196,639
    MPI Corp.                                                48,000    113,717
    Nak Sealing Technologies Corp.                           30,000     94,035
    Namchow Holdings Co., Ltd.                               91,000    193,160
    Nan Kang Rubber Tire Co., Ltd.                          179,139    166,413
    Nan Liu Enterprise Co., Ltd.                             14,000     77,786
    Nan Ren Lake Leisure Amusement Co., Ltd.                 99,000     27,654
    Nan Ya Plastics Corp.                                   631,674  1,734,257
    Nan Ya Printed Circuit Board Corp.                      138,072    124,105
    Nang Kuang Pharmaceutical co., Ltd.                      21,000     27,312
    Nantex Industry Co., Ltd.                               119,014     94,469
    Nanya Technology Corp.                                  180,000    488,574

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    National Petroleum Co., Ltd.                             37,000 $   50,211
#*  Neo Solar Power Corp.                                   513,646    244,734
    Netronix, Inc.                                           40,000     63,970
    New Asia Construction & Development Corp.                43,880     10,541
    New Best Wire Industrial Co., Ltd.                       27,600     28,910
    New Era Electronics Co., Ltd.                            39,000     26,483
#*  Newmax Technology Co., Ltd.                              32,077     47,146
    Nexcom International Co., Ltd.                           44,000     49,190
    Nichidenbo Corp.                                         45,975     59,798
    Nien Hsing Textile Co., Ltd.                             62,110     53,626
#   Nien Made Enterprise Co., Ltd.                           58,000    595,759
    Nishoku Technology, Inc.                                 23,000     56,332
    Novatek Microelectronics Corp.                          169,000    709,509
    Nuvoton Technology Corp.                                 54,000    140,734
*   Ocean Plastics Co., Ltd.                                 88,000     88,225
#   On-Bright Electronics, Inc.                              19,380    191,132
    OptoTech Corp.                                          235,698    183,685
    Orient Europharma Co., Ltd.                              10,000     27,784
*   Orient Semiconductor Electronics, Ltd.                  379,000    118,194
    Oriental Union Chemical Corp.                           239,821    245,495
    P-Duke Technology Co., Ltd.                              25,700     60,373
    P-Two Industries, Inc.                                   35,000     25,478
    Pacific Construction Co.                                167,000     70,454
    Pacific Hospital Supply Co., Ltd.                        21,000     57,157
#   Paiho Shih Holdings Corp.                                38,448     81,293
#   Pan Jit International, Inc.                             197,000    245,664
#   Pan-International Industrial Corp.                      223,514    194,205
    Parade Technologies, Ltd.                                29,400    614,227
    Paragon Technologies Co., Ltd.                           30,762     35,118
    PChome Online, Inc.                                      35,567    198,035
    PCL Technologies, Inc.                                   11,220     38,383
    Pegatron Corp.                                        1,038,037  2,808,431
    PharmaEngine, Inc.                                        8,399     42,298
    Pharmally International Holding Co., Ltd.                 9,135    115,966
*   Phihong Technology Co., Ltd.                            200,810     91,584
    Phison Electronics Corp.                                 63,000    641,922
    Phoenix Tours International, Inc.                        14,700     17,711
    Pixart Imaging, Inc.                                     26,030    123,534
    Planet Technology Corp.                                  16,000     34,385
    Plastron Precision Co., Ltd.                             50,880     35,422
    Polytronics Technology Corp.                             25,000     47,979
    Posiflex Technology, Inc.                                25,346    122,210
    Pou Chen Corp.                                          972,144  1,306,756
*   Power Quotient International Co., Ltd.                   66,800     28,133
    Powertech Technology, Inc.                              446,400  1,449,895
    Poya International Co., Ltd.                             23,873    306,947
    President Chain Store Corp.                             141,000  1,395,231
*   President Securities Corp.                              530,795    280,585
#   Primax Electronics, Ltd.                                215,000    608,010
*   Prime Electronics & Satellitics, Inc.                    57,750     17,912
    Prince Housing & Development Corp.                      680,087    293,682
*   Princeton Technology Corp.                              105,000     30,694
    Pro Hawk Corp.                                            3,000     13,636

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Promate Electronic Co., Ltd.                             63,000 $   62,699
*   Promise Technology, Inc.                                 76,000     27,096
    Prosperity Dielectrics Co., Ltd.                         52,032     78,387
    Qisda Corp.                                             754,439    549,667
#   QST International Corp.                                  18,000     69,797
    Qualipoly Chemical Corp.                                 38,284     44,548
    Quang Viet Enterprise Co., Ltd.                          11,000     50,939
    Quanta Computer, Inc.                                   729,715  1,588,137
#   Quanta Storage, Inc.                                    121,000    132,579
    Quintain Steel Co., Ltd.                                145,748     56,998
#   Radiant Opto-Electronics Corp.                          263,144    667,949
*   Radium Life Tech Co., Ltd.                              362,056    150,976
    Rafael Microelectronics, Inc.                             8,000     52,991
    Realtek Semiconductor Corp.                             141,268    563,222
    Rechi Precision Co., Ltd.                               173,173    174,319
#   Rich Development Co., Ltd.                              365,254    125,413
    RichWave Technology Corp.                                21,000     62,444
*   Ritek Corp.                                           1,055,112    203,090
#*  Roo Hsing Co., Ltd.                                     356,000    226,542
    Rotam Global Agrosciences, Ltd.                          37,830     35,352
*   Ruentex Development Co., Ltd.                           351,408    403,295
    Ruentex Engineering & Construction Co.                   21,000     27,294
#   Ruentex Industries, Ltd.                                180,235    318,478
#   Sagittarius Life Science Corp.                           14,000     30,337
    Sampo Corp.                                             225,000    103,199
    San Fang Chemical Industry Co., Ltd.                    102,992    118,380
    San Shing Fastech Corp.                                  53,479    100,798
    Sanitar Co., Ltd.                                        24,000     35,541
    Sanyang Motor Co., Ltd.                                 207,684    150,018
    SCI Pharmtech, Inc.                                      23,000     47,463
    Scientech Corp.                                          25,000     73,141
#   SDI Corp.                                                73,000    187,013
    Sea Sonic Electronics Co., Ltd.                          15,000     16,339
    Senao International Co., Ltd.                            29,000     50,980
    Senao Networks, Inc.                                     12,000     50,599
    Sercomm Corp.                                           124,000    355,565
    Sesoda Corp.                                             91,358     99,349
    Shan-Loong Transportation Co., Ltd.                      48,000     53,511
    Sharehope Medicine Co., Ltd.                             14,700     18,187
    Sheng Yu Steel Co., Ltd.                                 70,000     67,238
    ShenMao Technology, Inc.                                 35,435     32,579
    Shih Her Technologies, Inc.                              20,000     27,725
*   Shih Wei Navigation Co., Ltd.                           158,980     50,257
#   Shihlin Electric & Engineering Corp.                    131,000    184,436
    Shin Kong Financial Holding Co., Ltd.                 3,285,235  1,205,312
    Shin Zu Shing Co., Ltd.                                  86,149    249,530
    Shinih Enterprise Co., Ltd.                              17,000     11,506
*   Shining Building Business Co., Ltd.                     214,067     82,510
    Shinkong Insurance Co., Ltd.                            122,000    123,771
    Shinkong Synthetic Fibers Corp.                         617,191    206,051
    Shinkong Textile Co., Ltd.                               45,800     70,626
    Shiny Chemical Industrial Co., Ltd.                      28,112     85,584
    ShunSin Technology Holding, Ltd.                         13,000     67,477

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
#   Shuttle, Inc.                                           200,000 $  148,350
    Sigurd Microelectronics Corp.                           249,559    311,008
    Silergy Corp.                                             9,000    192,176
*   Silicon Integrated Systems Corp.                        245,000     84,841
    Siliconware Precision Industries Co., Ltd.              164,800    284,759
    Siliconware Precision Industries Co., Ltd. Sponsored
      ADR                                                    32,444    276,747
*   Silitech Technology Corp.                                56,396     35,391
    Simplo Technology Co., Ltd.                              65,400    417,373
    Sinbon Electronics Co., Ltd.                            118,917    334,326
    Sincere Navigation Corp.                                161,350    111,647
    Single Well Industrial Corp.                             22,000     21,169
    Sinher Technology, Inc.                                  29,000     49,127
    Sinmag Equipment Corp.                                   20,169    116,115
    Sino-American Electronic Co., Ltd.                       18,634      2,334
    Sino-American Silicon Products, Inc.                    248,000    862,813
    Sinon Corp.                                             207,000    119,320
    SinoPac Financial Holdings Co., Ltd.                  3,895,767  1,342,343
    Sinphar Pharmaceutical Co., Ltd.                         89,960     69,733
    Sinyi Realty, Inc.                                       85,660    111,943
    Sirtec International Co., Ltd.                           77,000    105,583
    Sitronix Technology Corp.                                72,434    216,033
    Siward Crystal Technology Co., Ltd.                     111,000     84,199
    Soft-World International Corp.                           42,000    104,353
*   Solar Applied Materials Technology Co.                  190,417    146,370
*   Solartech Energy Corp.                                  173,000     89,887
    Solomon Technology Corp.                                 71,000     61,505
    Solteam Electronics Co., Ltd.                            30,300     41,590
    Song Shang Electronics Co., Ltd.                         51,000     37,228
    Sonix Technology Co., Ltd.                               37,000     44,545
    Southeast Cement Co., Ltd.                              137,000     65,802
    Sporton International, Inc.                              28,606    161,246
    St Shine Optical Co., Ltd.                               24,000    767,157
    Standard Chemical & Pharmaceutical Co., Ltd.             51,000     61,627
    Standard Foods Corp.                                    120,642    309,479
    Stark Technology, Inc.                                   43,200     54,014
    Sunko INK Co., Ltd.                                      52,000     23,188
    Sunny Friend Environmental Technology Co., Ltd.          28,000    217,319
#   Sunonwealth Electric Machine Industry Co., Ltd.          99,000    201,953
    Sunplus Technology Co., Ltd.                            300,000    187,701
    Sunrex Technology Corp.                                  74,306     44,252
    Sunspring Metal Corp.                                    65,000     79,533
    Supreme Electronics Co., Ltd.                           265,608    258,019
#   Swancor Holding Co., Ltd.                                50,435    142,705
    Sweeten Real Estate Development Co., Ltd.                27,615     16,137
    Syncmold Enterprise Corp.                                96,000    208,921
    Synnex Technology International Corp.                   436,967    617,868
    Sysage Technology Co., Ltd.                              40,048     42,972
*   Sysgration                                              115,000     30,648
    Systex Corp.                                             86,000    176,565
    T-Mac Techvest PCB Co., Ltd.                             61,000     25,409
    T3EX Global Holdings Corp.                               57,000     45,464
    TA Chen Stainless Pipe                                  442,911    369,430
    Ta Liang Technology Co., Ltd.                            12,000     22,265

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
*   Ta Ya Electric Wire & Cable                             316,174 $   144,042
    Ta Yih Industrial Co., Ltd.                              16,000      42,923
    TA-I Technology Co., Ltd.                                68,248      75,876
    Tah Hsin Industrial Corp.                                45,000      40,574
    Tai Tung Communication Co., Ltd.                         58,373      41,351
    Taichung Commercial Bank Co., Ltd.                    1,261,454     437,034
    TaiDoc Technology Corp.                                  26,458      86,248
    Taiflex Scientific Co., Ltd.                             96,540     175,245
*   TaiMed Biologics, Inc.                                   16,000     109,653
    Taimide Tech, Inc.                                       55,350     151,678
    Tainan Enterprises Co., Ltd.                             83,000      68,636
    Tainan Spinning Co., Ltd.                               647,568     306,084
*   Tainergy Tech Co., Ltd.                                 116,000      49,336
    Tainet Communication System Corp.                         8,000      18,803
    Taishin Financial Holding Co., Ltd.                   2,093,868   1,054,860
*   Taisun Enterprise Co., Ltd.                              95,292      53,148
*   Taita Chemical Co., Ltd.                                 63,000      29,915
    Taiwan Acceptance Corp.                                  76,000     295,932
    Taiwan Business Bank                                  1,513,733     448,697
    Taiwan Cement Corp.                                   1,289,346   1,665,155
#   Taiwan Chinsan Electronic Industrial Co., Ltd.           47,000     112,671
    Taiwan Cogeneration Corp.                               220,077     199,280
    Taiwan Cooperative Financial Holding Co., Ltd.        1,769,351   1,053,036
    Taiwan Fertilizer Co., Ltd.                             240,000     328,959
    Taiwan Fire & Marine Insurance Co., Ltd.                118,520      84,929
#   Taiwan FU Hsing Industrial Co., Ltd.                     88,000     113,031
*   Taiwan Glass Industry Corp.                             451,442     300,456
    Taiwan High Speed Rail Corp.                            353,000     288,553
    Taiwan Hon Chuan Enterprise Co., Ltd.                   183,455     353,683
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.           71,000      48,681
*   Taiwan Land Development Corp.                           414,217     144,274
    Taiwan Line Tek Electronic                               57,451      61,515
*   Taiwan Mask Corp.                                        78,000      51,209
    Taiwan Mobile Co., Ltd.                                 315,800   1,207,780
*   Taiwan Navigation Co., Ltd.                             121,000      68,454
#   Taiwan Paiho, Ltd.                                      106,068     364,786
    Taiwan PCB Techvest Co., Ltd.                           158,733     170,230
*   Taiwan Pulp & Paper Corp.                                86,000      56,348
    Taiwan Sakura Corp.                                      73,600     102,233
    Taiwan Sanyo Electric Co., Ltd.                          23,800      19,730
    Taiwan Secom Co., Ltd.                                  116,795     361,021
#   Taiwan Semiconductor Co., Ltd.                          129,000     319,640
    Taiwan Semiconductor Manufacturing Co., Ltd.          2,346,214  20,504,274
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                         549,360  24,891,502
    Taiwan Shin Kong Security Co., Ltd.                     107,150     142,373
    Taiwan Styrene Monomer                                  376,164     275,140
#   Taiwan Surface Mounting Technology Corp.                145,845     152,199
    Taiwan TEA Corp.                                        362,648     190,226
#   Taiwan Union Technology Corp.                           115,000     354,889
    Taiyen Biotech Co., Ltd.                                 72,712      70,302
#*  Tatung Co., Ltd.                                      1,108,688     909,164
    TCI Co., Ltd.                                            25,863     295,797
    Te Chang Construction Co., Ltd.                          17,247      11,860

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Teco Electric and Machinery Co., Ltd.                   665,000 $  640,367
    Tehmag Foods Corp.                                        9,700     77,270
    Test Research, Inc.                                      34,571     53,833
    Test Rite International Co., Ltd.                       130,568    102,324
*   Tex-Ray Industrial Co., Ltd.                             85,000     37,565
    Thinking Electronic Industrial Co., Ltd.                 43,000    125,860
    Thye Ming Industrial Co., Ltd.                           74,125    101,253
    Ton Yi Industrial Corp.                                 391,300    185,915
    Tong Hsing Electronic Industries, Ltd.                   59,009    240,347
#   Tong Yang Industry Co., Ltd.                            218,640    402,377
    Tong-Tai Machine & Tool Co., Ltd.                       104,711     73,113
    TOPBI International Holdings, Ltd.                       28,548    106,588
#   Topco Scientific Co., Ltd.                               54,249    165,251
    Topco Technologies Corp.                                 17,000     41,627
    Topkey Corp.                                              7,000     21,382
    Topoint Technology Co., Ltd.                             81,540     58,468
    Toung Loong Textile Manufacturing                        36,000     88,861
*   TPK Holding Co., Ltd.                                   207,000    736,228
    Trade-Van Information Services Co.                        9,000     10,625
    Transcend Information, Inc.                              80,890    233,818
    Tripod Technology Corp.                                 176,170    567,825
#   TrueLight Corp.                                          44,700     61,381
    Tsang Yow Industrial Co., Ltd.                           29,000     34,252
    Tsann Kuen Enterprise Co., Ltd.                          46,000     37,722
    TSC Auto ID Technology Co., Ltd.                         13,700    125,500
*   TSEC Corp.                                              185,182     62,270
    TSRC Corp.                                              170,452    209,709
    Ttet Union Corp.                                         19,000     59,439
    TTFB Co., Ltd.                                            5,000     39,615
    TTY Biopharm Co., Ltd.                                   89,000    317,996
    Tung Ho Steel Enterprise Corp.                          428,654    383,591
#   Tung Thih Electronic Co., Ltd.                           37,073    200,686
    TURVO International Co., Ltd.                            29,250    106,350
*   TWi Pharmaceuticals, Inc.                                27,000     75,410
    TXC Corp.                                               141,204    198,717
#   TYC Brother Industrial Co., Ltd.                        135,091    149,127
*   Tycoons Group Enterprise                                267,000     62,181
    Tyntek Corp.                                            179,922    104,995
    U-Ming Marine Transport Corp.                           239,000    317,093
    UDE Corp.                                                37,000     69,188
    Ultra Chip, Inc.                                         27,000     37,992
    Uni-President Enterprises Corp.                       1,532,577  3,678,931
#   Unimicron Technology Corp.                              804,312    586,115
    Union Bank Of Taiwan                                    689,484    225,139
*   Union Insurance Co., Ltd.                                39,397     26,242
    Unitech Computer Co., Ltd.                               38,000     25,947
#*  Unitech Printed Circuit Board Corp.                     290,979    231,154
    United Integrated Services Co., Ltd.                    108,000    219,713
#   United Microelectronics Corp.                         6,083,081  2,968,836
#   United Microelectronics Corp. Sponsored ADR             146,700    357,948
    United Orthopedic Corp.                                  15,141     32,595
    United Radiant Technology                                48,000     31,368
*   Unity Opto Technology Co., Ltd.                         173,593     70,240

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Universal Cement Corp.                                  237,972 $  186,310
    Universal Microwave Technology, Inc.                     24,000     62,370
    Unizyx Holding Corp.                                    190,118    100,708
    UPC Technology Corp.                                    394,069    248,336
    Userjoy Technology Co., Ltd.                              4,000     13,028
    USI Corp.                                               533,659    284,523
    Usun Technology Co., Ltd.                                22,000     39,913
    Utechzone Co., Ltd.                                      41,000     69,437
    Vanguard International Semiconductor Corp.              330,000    743,814
    Ve Wong Corp.                                            34,000     31,193
*   Via Technologies, Inc.                                   88,000     42,562
    Victory New Materials, Ltd. Co.                          49,500     78,061
    Visual Photonics Epitaxy Co., Ltd.                       95,757    385,962
    Vivotek, Inc.                                             4,000     12,719
    Voltronic Power Technology Corp.                         16,150    286,702
    Waffer Technology Co., Ltd.                              34,000     22,229
*   Wah Hong Industrial Corp.                                19,694     13,750
    Wah Lee Industrial Corp.                                103,000    202,132
    Walsin Lihwa Corp.                                    1,227,000    704,449
    Walsin Technology Corp.                                 200,345    673,921
    Walton Advanced Engineering, Inc.                       178,000     87,358
    WAN HWA Enterprise Co.                                   12,495      5,791
    Waterland Financial Holdings Co., Ltd.                1,180,496    404,155
    Weikeng Industrial Co., Ltd.                            153,461    106,391
    Well Shin Technology Co., Ltd.                           46,160     89,252
    Win Semiconductors Corp.                                 92,141    823,201
#   Winbond Electronics Corp.                             1,075,474    869,650
*   Wintek Corp.                                            461,871      5,437
    Wisdom Marine Lines Co., Ltd.                           197,166    196,397
    Wisechip Semiconductor, Inc.                              9,000     30,970
    Wistron Corp.                                         1,195,809  1,003,401
    Wistron NeWeb Corp.                                     155,983    464,293
    Wowprime Corp.                                           43,000    199,911
    WPG Holdings, Ltd.                                      575,847    785,017
    WT Microelectronics Co., Ltd.                           257,089    414,227
    WUS Printed Circuit Co., Ltd.                           129,200     82,292
    XAC Automation Corp.                                     49,000     73,125
    Xxentria Technology Materials Corp.                      51,211    112,345
    Yageo Corp.                                              55,352    731,521
    YC Co., Ltd.                                            209,041    105,767
    YC INOX Co., Ltd.                                       155,600    142,486
    YCC Parts Manufacturing Co., Ltd.                         7,000     10,199
    Yea Shin International Development Co., Ltd.             54,000     32,956
#   Yeong Guan Energy Technology Group Co., Ltd.             53,212    135,204
#   YFC-Boneagle Electric Co., Ltd.                          45,000     70,687
#*  YFY, Inc.                                               716,891    334,268
    Yi Jinn Industrial Co., Ltd.                            116,100     54,567
    Yieh Phui Enterprise Co., Ltd.                          568,590    225,264
    Yonyu Plastics Co., Ltd.                                 55,000     68,710
*   Young Fast Optoelectronics Co., Ltd.                     50,298     32,452
*   Young Optics, Inc.                                       18,000     39,345
    Youngtek Electronics Corp.                               57,257    116,520
    Yuanta Financial Holding Co., Ltd.                    2,233,167  1,071,132

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
TAIWAN -- (Continued)
    Yuanta Futures Co., Ltd.                                15,000 $     22,957
    Yulon Motor Co., Ltd.                                  512,783      418,076
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.        25,362       71,182
    Yungshin Construction & Development Co., Ltd.            6,000        6,581
    YungShin Global Holding Corp.                          100,000      140,398
    Yungtay Engineering Co., Ltd.                          140,000      263,525
    Zeng Hsing Industrial Co., Ltd.                         40,837      180,077
    Zenitron Corp.                                         104,000       74,238
    Zero One Technology Co., Ltd.                           67,000       43,970
    Zhen Ding Technology Holding, Ltd.                     271,000      619,564
    Zig Sheng Industrial Co., Ltd.                         205,231       83,439
#   Zinwell Corp.                                          141,010      140,016
    Zippy Technology Corp.                                  70,000       82,836
    ZongTai Real Estate Development Co., Ltd.              119,495       81,129
                                                                   ------------
TOTAL TAIWAN                                                        263,796,093
                                                                   ------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL                                       84,120       88,632
    Advanced Info Service PCL                              209,500    1,287,636
    Advanced Information Technology PCL Class F             28,400       28,337
    Airports of Thailand PCL                               841,400    1,880,524
    AJ Plast PCL                                            60,300       27,532
    Amata Corp. PCL                                        137,200      112,800
    Ananda Development PCL                                 558,300       99,824
    AP Thailand PCL                                        776,502      219,414
    Asia Aviation PCL                                      638,200      116,147
*   Asia Capital Group PCL                                  25,300       10,259
    Asia Plus Group Holdings PCL                           584,300       77,235
    Asia Sermkij Leasing PCL                                31,400       23,861
    Asian Insulators PCL                                   955,920        7,383
    Bangchak Corp. PCL                                     815,200    1,086,673
    Bangkok Airways PCL                                    404,600      187,315
    Bangkok Aviation Fuel Services PCL                     110,350      155,026
    Bangkok Bank PCL(6077019)                                9,800       69,464
    Bangkok Bank PCL(6368360)                               18,800      124,253
    Bangkok Expressway & Metro PCL                       1,924,235      476,144
    Bangkok Insurance PCL                                    4,780       59,521
    Bangkok Land PCL                                     3,112,000      171,895
    Bangkok Life Assurance PCL                             192,240      227,103
    Bangkok Ranch PCL                                      159,900       37,014
    Banpu PCL(6368348)                                      31,500       22,931
    Banpu PCL(BJFHBT4)                                     585,500      426,226
    Beauty Community PCL                                   491,100      348,098
    BEC World PCL                                          408,800      152,713
    Berli Jucker PCL                                       212,700      390,493
    Better World Green PCL                                 987,500       41,303
    Big Camera Corp. PCL                                   704,700       64,800
    BJC Heavy Industries PCL Class F                       137,000       15,222
    BTS Group Holdings PCL                                 604,100      155,268
    Buriram Sugar PCL Class F                               63,600       16,245
    Cal-Comp Electronics Thailand PCL Class F            1,098,044       98,866
    Carabao Group PCL Class F                               61,400      161,734

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
    Central Pattana PCL                                     316,400 $  838,480
    Central Plaza Hotel PCL                                 239,600    395,891
    CH Karnchang PCL                                         53,372     45,584
    Charoen Pokphand Foods PCL                              949,793    733,876
    Charoong Thai Wire & Cable PCL Class F                   88,000     31,469
    Christiani & Nielsen Thai Class F                        91,300      9,445
    CK Power PCL                                          1,478,100    203,876
    COL PCL                                                   7,600     14,681
    Com7 PCL Class F                                        159,800     88,778
*   Country Group Development PCL                           964,600     42,502
    Country Group Holdings PCL Class F                      407,500     17,304
    CP ALL PCL                                              693,500  1,765,856
    Delta Electronics Thailand PCL                          108,200    266,009
*   Demco PCL                                                84,400     16,169
    Dhipaya Insurance PCL                                   100,800    155,287
    Diamond Building Products PCL                            29,000      5,463
    Dynasty Ceramic PCL                                   1,193,500    137,946
    Eastern Polymer Group PCL Class F                       119,900     38,665
    Eastern Water Resources Development and Management
      PCL Class F                                           271,000    104,697
    Electricity Generating PCL                               59,800    416,232
    Energy Absolute PCL                                     392,100    848,173
    Energy Earth PCL                                        672,000     11,747
    Erawan Group PCL (The)                                  554,700    147,885
*   Esso Thailand PCL                                       627,000    380,364
    Forth Corp. PCL                                          74,800     16,837
    Forth Smart Service PCL                                 145,800     72,155
    Fortune Parts Industry PCL Class F                       75,200     10,564
*   G J Steel PCL                                         2,049,800     22,906
    GFPT PCL                                                227,800     97,462
    Global Power Synergy PCL Class F                        170,200    452,399
    Glow Energy PCL                                         166,100    452,108
    Golden Land Property Development PCL                    524,500    147,369
    Grand Canal Land PCL                                    774,800     45,271
    Hana Microelectronics PCL                                86,201    116,971
    Home Product Center PCL                               1,356,527    615,028
    ICC International PCL                                    27,800     35,283
*   Ichitan Group PCL                                       333,200    102,130
    Indorama Ventures PCL                                   357,900    639,923
*   Inter Far East Energy Corp. Class F                     177,400      3,293
    Interlink Communication PCL                              58,300     19,545
    Intouch Holdings PCL                                     78,700    144,484
    Intouch Holdings PCL Class F                             25,800     47,366
    IRPC PCL                                              1,256,000    294,751
    Italian-Thai Development PCL                            990,666    125,257
    Jasmine International PCL                             1,509,700    373,569
    Jaymart PCL                                             241,290    183,356
    Kang Yong Electric PCL                                    2,500     38,155
    Karmarts PCL                                            291,400     71,640
    Kasikornbank PCL(6364766)                               236,800  1,738,953
    Kasikornbank PCL(6888794)                                 5,300     39,090
    KCE Electronics PCL                                     111,700    265,698
    KGI Securities Thailand PCL                           1,054,600    170,042
    Khon Kaen Sugar Industry PCL                            921,104    128,813

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
    Kiatnakin Bank PCL                                      100,900 $  263,364
    Krung Thai Bank PCL                                     462,950    295,626
    Krungthai Card PCL                                       52,100    399,234
    Lam Soon Thailand PCL                                   132,400     25,153
    Land & Houses PCL                                       736,920    272,933
    Lanna Resources PCL                                     133,700     81,108
    LH Financial Group PCL                                3,211,800    177,408
    Loxley PCL                                              552,270     46,551
    LPN Development PCL                                     430,700    163,644
    Major Cineplex Group PCL                                196,700    186,840
    Malee Group PCL                                          86,600     98,849
    Maybank Kim Eng Securities Thailand PCL                  40,700     28,459
    MBK PCL                                                 332,400    227,119
    MC Group PCL                                            160,400     76,820
*   MCOT PCL                                                120,300     41,867
    MCS Steel PCL                                           231,000     91,456
    Mega Lifesciences PCL                                    70,700    104,966
    Minor International PCL                                 443,844    623,536
    MK Restaurants Group PCL                                 67,600    188,857
    Modernform Group PCL                                     18,700      3,314
    Mono Technology PCL Class F                             679,100    103,643
    Muangthai Leasing PCL Class F                           232,100    316,803
    Namyong Terminal PCL                                    130,200     25,982
*   Nation Multimedia Group PCL                             753,500     10,586
    Padaeng Industry PCL                                     24,800     17,974
    PCS Machine Group Holding PCL                           121,600     31,642
    Plan B Media Pcl                                        315,100     68,916
    Platinum Group PCL (The) Class F                        146,700     40,282
    Polyplex Thailand PCL                                   144,500     67,821
*   Precious Shipping PCL                                   283,850    103,317
    Premier Marketing PCL                                   235,100     99,835
*   Principal Capital PCL                                   120,000     22,414
    Property Perfect PCL                                  1,875,500     50,301
    Pruksa Holding PCL                                      350,300    270,666
    PTG Energy PCL                                          312,500    213,522
    PTT Exploration & Production PCL                        406,686  1,545,199
    PTT Global Chemical PCL                                 420,856  1,293,339
    PTT PCL(6420390)                                        366,900  5,763,563
    PTT PCL(6420408)                                         28,700    450,843
    Quality Houses PCL                                    2,644,913    270,234
    Raimon Land PCL                                       1,142,800     35,028
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                          101,100    176,731
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                           63,600    111,178
    Ratchthani Leasing PCL                                  349,400    113,789
*   Regional Container Lines PCL                            247,200     74,192
    Robinson PCL                                             55,500    127,143
    Rojana Industrial Park PCL                              557,032    135,167
*   RS PCL                                                  248,200    241,702
    S 11 Group PCL                                           82,400     21,047
    Sahaviriya Steel Industries PCL                       5,877,500      1,764
    Samart Corp. PCL                                        276,800     98,983
*   Samart Digital Public Co., Ltd.                       1,001,300     15,985
    Samart Telcoms PCL                                      219,900     83,551

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
    Sansiri PCL                                           4,465,633 $  310,826
    Sappe PCL                                                64,300     59,024
    SC Asset Corp. PCL                                    1,255,796    161,986
    Scan Inter PCL Class F                                  182,200     29,669
    Siam Cement PCL (The)(6609906)                            3,700     58,123
    Siam Cement PCL (The)(6609928)                           72,450  1,138,103
    Siam City Cement PCL                                     29,443    252,879
    Siam Commercial Bank PCL (The)                           98,100    493,319
    Siam Future Development PCL                             624,250    179,382
    Siam Global House PCL                                   323,905    175,810
    Siam Wellness Group PCL Class F                          19,700     13,712
    Siamgas & Petrochemicals PCL                            355,900    352,264
*   Singha Estate PCL                                       917,900     94,369
    Sino-Thai Engineering & Construction PCL                165,642    130,631
    SNC Former PCL                                           42,000     18,908
    Somboon Advance Technology PCL                          131,150     84,586
    SPCG PCL                                                254,100    198,769
    Sri Ayudhya Capital PCL                                  20,800     22,580
    Sri Trang Agro-Industry PCL                             511,100    202,351
    Sriracha Construction PCL                                60,500     38,440
    Srisawad Corp. PCL                                      142,900    287,443
    Srithai Superware PCL                                   898,400     41,019
    Star Petroleum Refining PCL                           1,041,200    555,174
*   Stars Microelectronics Thailand PCL                      97,600      6,544
    STP & I PCL                                             519,780     97,915
    Supalai PCL                                             329,800    247,455
*   Superblock PCL                                        4,721,300    176,370
    Susco PCL                                                46,500      5,909
    SVI PCL                                                 571,785     77,772
*   Symphony Communication PCL                               21,333      5,858
    Syntec Construction PCL                                 225,700     42,517
    Taokaenoi Food & Marketing PCL                          365,500    260,238
    Tapaco PCL                                               62,100     25,379
*   Tata Steel Thailand PCL                               1,594,700     50,916
    Thai Agro Energy PCL Class F                             13,440      1,150
*   Thai Airways International PCL                          774,700    408,127
    Thai Central Chemical PCL                                23,300     34,779
    Thai Metal Trade PCL                                     94,800     51,456
    Thai Oil PCL                                            312,800  1,023,691
    Thai Reinsurance PCL                                    582,700     34,047
    Thai Solar Energy PCL Class F                           159,200     22,975
    Thai Stanley Electric PCL Class F                        11,300     81,900
    Thai Union Group PCL Class F                            542,632    358,636
    Thai Vegetable Oil PCL                                  141,500    153,608
    Thai Wah PCL Class F                                    179,500     60,177
    Thai-German Ceramic Industry PCL Class F                208,400     21,026
    Thaicom PCL                                             263,300     98,359
    Thaifoods Group PCL Class F                           1,042,600    183,087
    Thaire Life Assurance PCL Class F                       147,900     57,611
    Thanachart Capital PCL                                  301,000    567,018
    Thitikorn PCL                                            93,700     51,158
    Thoresen Thai Agencies PCL                              353,256     99,255
    TICON Industrial Connection PCL Class F                 472,704    262,613

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    Tipco Asphalt PCL                                       324,200 $   238,078
    TIPCO Foods PCL                                          86,700      42,353
    Tisco Financial Group PCL                                85,000     240,182
    TMB Bank PCL                                          4,122,900     381,750
*   Total Access Communication PCL(B1YWK08)                 324,200     509,797
*   Total Access Communication PCL(B231MK7)                 159,700     251,125
    TPC Power Holdings Co., Ltd.                             47,400      23,004
    TPI Polene PCL                                        3,788,100     258,829
    TRC Construction PCL                                    460,400      14,847
*   True Corp. PCL                                        3,270,820     704,918
    TTCL PCL(BWY4Y10)                                        34,610      22,985
    TTCL PCL(B5ML0D8)                                        25,329      16,821
    TTW PCL                                                 957,600     403,586
    Unique Engineering & Construction PCL                   249,050     127,229
    Univanich Palm Oil PCL                                   84,700      21,770
    Univentures PCL                                         550,900     181,171
    Vanachai Group PCL                                      489,720     173,560
    VGI Global Media PCL                                  1,265,400     260,595
    Vinythai PCL                                            247,200     224,943
    WHA Corp. PCL                                           866,300     116,724
    Workpoint Entertainment PCL                              66,760     177,451
                                                                    -----------
TOTAL THAILAND                                                       50,913,565
                                                                    -----------
TURKEY -- (1.4%)
#   Adana Cimento Sanayii TAS Class A                        32,585      54,099
#*  Afyon Cimento Sanayi TAS                                 15,717      32,492
    Akbank Turk A.S.                                        313,127     907,576
    Akcansa Cimento A.S.                                     34,294     104,017
*   Akenerji Elektrik Uretim A.S.                           134,047      36,339
    Aksa Akrilik Kimya Sanayii A.S.                          66,896     266,122
*   Aksa Enerji Uretim A.S.                                  32,922      43,740
*   Aksigorta A.S.                                           59,107      62,518
    Alarko Holding A.S.                                      37,314      71,080
    Alkim Alkali Kimya A.S.                                  11,210      76,361
    Anadolu Anonim Turk Sigorta Sirketi                     121,131     120,278
#   Anadolu Cam Sanayii A.S.                                138,522     121,198
#   Anadolu Hayat Emeklilik A.S.                             43,484      86,136
    Arcelik A.S.                                             98,374     498,434
    AvivaSA Emeklilik ve Hayat A.S. Class A                   3,886      18,400
    Aygaz A.S.                                               22,165      93,896
*   Bagfas Bandirma Gubre Fabrikalari A.S.                   20,348      56,015
*   Baticim Bati Anadolu Cimento Sanayii A.S.                18,986      51,774
*   Bera Holding A.S.                                        29,077      46,330
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.       66,474      71,259
    BIM Birlesik Magazalar A.S.                              59,149   1,179,065
    Bolu Cimento Sanayii A.S.                                50,000      80,350
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.           21,979      84,806
    Borusan Yatirim ve Pazarlama A.S.                         1,351      15,872
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.              8,225      20,046
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.          2,222       4,674
    Bursa Cimento Fabrikasi A.S.                             21,492      32,371
    Celebi Hava Servisi A.S.                                  1,714      16,403

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TURKEY -- (Continued)
    Cimsa Cimento Sanayi VE Ticaret A.S.                   36,631 $  136,198
    Coca-Cola Icecek A.S.                                  31,548    301,780
#*  Dogan Sirketler Grubu Holding A.S.                    724,567    163,828
#*  Dogus Otomotiv Servis ve Ticaret A.S.                  21,819     51,488
    Eczacibasi Yatirim Holding Ortakligi A.S.              14,833     44,221
    EGE Endustri VE Ticaret A.S.                            1,284    120,732
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                              130,141    163,268
    Enka Insaat ve Sanayi A.S.                             85,780    128,849
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.            2,173     56,549
    Eregli Demir ve Celik Fabrikalari TAS                 373,272    986,908
#*  Fenerbahce Futbol A.S.                                  8,101     72,337
    Ford Otomotiv Sanayi A.S.                              25,419    405,784
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.    34,008     56,512
#*  Global Yatirim Holding A.S.                           108,773    140,106
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.    1,802     32,483
    Goodyear Lastikleri TAS                               109,701    122,186
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.         39,547     62,312
#*  GSD Holding A.S.                                      225,737     52,240
*   Gubre Fabrikalari TAS                                  17,211     20,578
    Hektas Ticaret TAS                                     12,728     25,399
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                         14,773     60,588
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.  37,047     51,296
*   Is Finansal Kiralama A.S.                              64,437     25,870
    Is Yatirim Menkul Degerler A.S. Class A                66,365     43,629
*   Izmir Demir Celik Sanayi A.S.                          75,146     63,715
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                             147,030    122,784
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                              57,973     48,549
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                             515,436    462,815
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                96,991     57,208
#   Kartonsan Karton Sanayi ve Ticaret A.S.                   381     30,594
    KOC Holding A.S.                                      226,684  1,103,015
    Konya Cimento Sanayii A.S.                                353     24,561
    Kordsa Teknik Tekstil AS                               18,727     40,644
*   Koza Altin Isletmeleri A.S.                            30,583    309,962
*   Logo Yazilim Sanayi Ve Ticaret A.S.                     5,274     81,108
    Mardin Cimento Sanayii ve Ticaret A.S.                 16,218     18,479
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.          114,827     27,771
*   Migros Ticaret A.S.                                    13,167     91,860
*   Netas Telekomunikasyon A.S.                            13,246     54,832
    Nuh Cimento Sanayi A.S.                                29,066     89,716
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.                                                 20,126     21,420
#*  Pegasus Hava Tasimaciligi A.S.                         13,626    129,352
    Petkim Petrokimya Holding A.S.                        341,334    720,901
    Pinar Entegre Et ve Un Sanayi A.S.                      5,800     16,990
    Pinar SUT Mamulleri Sanayii A.S.                        4,613     15,890
    Polisan Holding A.S.                                    9,430     26,461
    Polyester Sanayi A.S.                                   6,470     20,122
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.    74,676     65,377
#*  Sekerbank TAS                                         198,799     98,149
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.              63,489     67,411
    Soda Sanayii A.S.                                     141,782    191,594
    Tat Gida Sanayi A.S.                                   22,155     34,115
    TAV Havalimanlari Holding A.S.                         84,474    497,112

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
TURKEY -- (Continued)
    Tekfen Holding A.S.                                   49,148 $      211,728
    Tofas Turk Otomobil Fabrikasi A.S.                    49,304        417,568
    Trakya Cam Sanayii A.S.                              216,859        278,678
#*  Tumosan Motor ve Traktor Sanayi A.S.                  15,308         37,451
    Tupras Turkiye Petrol Rafinerileri A.S.               46,549      1,427,842
    Turcas Petrol A.S.                                    85,228         55,024
*   Turk Telekomunikasyon A.S.                           126,439        212,699
    Turk Traktor ve Ziraat Makineleri A.S.                 8,283        173,976
    Turkcell Iletisim Hizmetleri A.S.                    281,222      1,167,024
    Turkcell Iletisim Hizmetleri A.S. ADR                 24,748        258,617
    Turkiye Garanti Bankasi A.S.                         516,854      1,686,026
    Turkiye Halk Bankasi A.S.                            218,122        587,115
    Turkiye Is Bankasi Class C                           544,519      1,163,503
    Turkiye Sinai Kalkinma Bankasi A.S.                  715,494        308,220
    Turkiye Sise ve Cam Fabrikalari A.S.                 417,502        554,178
    Turkiye Vakiflar Bankasi TAO Class D                 389,774        778,286
    Ulker Biskuvi Sanayi A.S.                             63,906        403,542
#*  Vestel Elektronik Sanayi ve Ticaret A.S.              96,547        262,551
*   Yapi ve Kredi Bankasi A.S.                           173,524        214,727
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.           9,403         63,061
*   Zorlu Enerji Elektrik Uretim A.S.                    287,337        153,381
                                                                 --------------
TOTAL TURKEY                                                         22,524,496
                                                                 --------------
TOTAL COMMON STOCKS                                               1,552,445,528
                                                                 --------------
PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    AES Tiete Energia SA                                     486            385
    Alpargatas SA                                         61,008        306,073
    Banco ABC Brasil SA                                   48,704        289,823
    Banco Bradesco SA                                    536,595      6,868,390
    Banco Bradesco SA ADR                                145,519      1,848,091
    Banco do Estado do Rio Grande do Sul SA Class B       71,719        376,095
*   Banco Pan SA                                          92,332         57,339
*   Banco Pine SA                                          6,310          6,629
    Centrais Eletricas Brasileiras SA Class B             53,800        400,178
*   Centrais Eletricas Santa Catarina                      7,850         66,405
    Cia Brasileira de Distribuicao                        62,614      1,479,987
    Cia de Gas de Sao Paulo - COMGAS Class A              16,353        311,058
    Cia de Saneamento do Parana                          116,700        388,974
    Cia de Transmissao de Energia Eletrica Paulista       24,435        516,279
    Cia Energetica de Minas Gerais                       284,903        669,786
    Cia Energetica de Sao Paulo Class B                   75,500        365,055
    Cia Energetica do Ceara Class A                        6,282        104,983
    Cia Ferro Ligas da Bahia - Ferbasa                    24,100        177,706
    Cia Paranaense de Energia                             40,568        312,306
    Eucatex SA Industria e Comercio                        6,800          9,210
    Gerdau SA                                            117,600        532,258
    Grazziotin SA                                          1,600         14,149
    Itau Unibanco Holding SA                             911,067     14,950,864
    Lojas Americanas SA                                  127,435        676,739
    Marcopolo SA                                         227,706        298,588

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA                                496,451 $ 3,073,062
#*  Petroleo Brasileiro SA Sponsored ADR                  176,992   2,192,931
    Randon SA Implementos e Participacoes                 106,526     285,807
    Telefonica Brasil SA                                   74,769   1,264,059
    Unipar Carbocloro SA                                   23,900     160,023
*   Usinas Siderurgicas de Minas Gerais SA Class A        274,260   1,022,385
                                                                  -----------
TOTAL BRAZIL                                                       39,025,617
                                                                  -----------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                           65,842     199,290
    Embotelladora Andina SA Class B                        65,586     319,834
                                                                  -----------
TOTAL CHILE                                                           519,124
                                                                  -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                   262,551     264,124
    Banco Davivienda SA                                    41,190     462,699
    Bancolombia SA                                         16,100     184,146
    Grupo Argos SA                                         11,723      74,849
    Grupo Aval Acciones y Valores SA                      537,790     241,608
    Grupo de Inversiones Suramericana SA                   15,103     203,503
                                                                  -----------
TOTAL COLOMBIA                                                      1,430,929
                                                                  -----------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                             65,290      14,573
                                                                  -----------
TOTAL PREFERRED STOCKS                                             40,990,243
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                     1,611       3,282
    Profarma Distribuidora de Produtos Farmaceuticos SA
*     Rights 02/09/18                                       4,926          93
                                                                  -----------
TOTAL BRAZIL                                                            3,375
                                                                  -----------
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18             14,054          --
                                                                  -----------
COLOMBIA -- (0.0%)
*   Celsia SA ESP Rights 02/16/18                          70,120       4,941
                                                                  -----------
INDIA -- (0.0%)
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)              14,975      21,202

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
INDIA -- (Continued)
*     TATA Steel, Ltd. Rights 02/28/18(BG026Z4)           29,951 $       91,848
                                                                 --------------
TOTAL INDIA                                                             113,050
                                                                 --------------
INDONESIA -- (0.0%)
      Medco Energi Internasional Tbk PT Warrants
*       12/11/20                                       1,531,600         71,498
                                                                 --------------
MALAYSIA -- (0.0%)
*     Sunway Bhd Warrants 10/03/24                            --             --
                                                                 --------------
PHILIPPINES -- (0.0%)
*     Robinson Land Co. Rights 02/08/18                  232,366         12,230
                                                                 --------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                             30,550             --
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Ajin Industrial Co., Ltd. Rights 03/13/18            1,993          3,042
      Hyundai Heavy Industries Co., Ltd. Rights
*       03/09/18                                           1,418         43,821
*     Mirae Asset Daewoo Co., Ltd. Rights 02/22/18        15,865             --
*     RTS Asia Cement Rights 02/06/18                        120          2,978
*     Unison Co., Ltd. Rights 02/06/18                       901            713
                                                                 --------------
TOTAL SOUTH KOREA                                                        50,554
                                                                 --------------
TAIWAN -- (0.0%)
*     Bin Chuan Enterprise Co., Ltd. Rights 03/15/18       3,651            708
*     Casetek Holdings, Ltd. Rights 02/05/18              13,505          7,182
                                                                 --------------
TOTAL TAIWAN                                                              7,890
                                                                 --------------
THAILAND -- (0.0%)
*     Supalai PCL Warrants 10/19/18                       88,025         54,805
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   318,343
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,593,754,114
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund                   4,359,608     50,445,025
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,150,447,613)^^            $1,644,199,139
                                                                 ==============

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil                      $ 16,137,532 $   77,329,781   --    $   93,467,313
   Chile                          9,180,285     16,430,110   --        25,610,395
   China                         49,907,949    231,021,398   --       280,929,347
   Colombia                       7,275,670             --   --         7,275,670
   Czech Republic                        --      2,865,272   --         2,865,272
   Egypt                                 --        972,121   --           972,121
   Greece                                --      4,295,824   --         4,295,824
   Hungary                               --      6,041,839   --         6,041,839
   India                          3,438,430    180,294,412   --       183,732,842
   Indonesia                      2,725,978     42,320,710   --        45,046,688
   Malaysia                           6,982     43,965,622   --        43,972,604
   Mexico                        57,710,395            905   --        57,711,300
   Peru                           3,914,595             --   --         3,914,595
   Philippines                      346,559     17,558,927   --        17,905,486
   Poland                                --     30,047,201   --        30,047,201
   Russia                         5,949,217     14,874,541   --        20,823,758
   South Africa                  11,687,690    111,313,466   --       123,001,156
   South Korea                    8,277,702    259,320,261   --       267,597,963
   Taiwan                        28,806,897    234,989,196   --       263,796,093
   Thailand                      50,889,378         24,187   --        50,913,565
   Turkey                           258,617     22,265,879   --        22,524,496
Preferred Stocks
   Brazil                         4,041,022     34,984,595   --        39,025,617
   Chile                                 --        519,124   --           519,124
   Colombia                       1,430,929             --   --         1,430,929
   Malaysia                          14,573             --   --            14,573
Rights/Warrants
   Brazil                                --          3,375   --             3,375
   Colombia                              --          4,941   --             4,941
   India                                 --        113,050   --           113,050
   Indonesia                             --         71,498   --            71,498
   Philippines                           --         12,230   --            12,230
   South Korea                           --         50,554   --            50,554
   Taiwan                                --          7,890   --             7,890
   Thailand                              --         54,805   --            54,805
Securities Lending Collateral            --     50,445,025   --        50,445,025
                               ------------ --------------   --    --------------
TOTAL                          $262,000,400 $1,382,198,739   --    $1,644,199,139
                               ============ ==============   ==    ==============

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company                             $5,312,154,856
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^       $5,312,154,856
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ -----------
COMMON STOCKS -- (95.3%)

Consumer Discretionary -- (12.8%)
*   1-800-Flowers.com, Inc. Class A                        3,914 $    40,803
    Aaron's, Inc.                                         10,569     432,166
    Abercrombie & Fitch Co. Class A                        8,850     183,284
#   Adient P.L.C.                                         11,140     721,872
*   Adtalem Global Education, Inc.                         8,180     376,280
#   Advance Auto Parts, Inc.                               8,825   1,032,437
*   Amazon.com, Inc.                                      53,999  78,346,609
#   AMC Entertainment Holdings, Inc. Class A               6,137      78,554
#*  AMC Networks, Inc. Class A                             7,581     391,104
*   America's Car-Mart, Inc.                               1,100      50,710
*   American Axle & Manufacturing Holdings, Inc.          13,471     237,763
    American Eagle Outfitters, Inc.                       21,200     381,600
#*  American Outdoor Brands Corp.                          5,464      65,186
*   American Public Education, Inc.                        2,200      55,880
    Aptiv P.L.C.                                          35,433   3,361,883
    Aramark                                               28,535   1,307,188
*   Asbury Automotive Group, Inc.                          2,900     210,685
#   Autoliv, Inc.                                         10,546   1,605,207
#*  AutoNation, Inc.                                       8,573     516,266
*   AutoZone, Inc.                                         3,604   2,758,646
*   AV Homes, Inc.                                         1,000      16,900
*   Barnes & Noble Education, Inc.                         4,113      27,351
    Barnes & Noble, Inc.                                   6,422      30,183
    Bassett Furniture Industries, Inc.                       306      10,389
#   Beasley Broadcast Group, Inc. Class A                    325       4,079
*   Beazer Homes USA, Inc.                                   779      14,443
    Bed Bath & Beyond, Inc.                               19,404     447,844
*   Belmond, Ltd. Class A                                 12,057     155,535
    Best Buy Co., Inc.                                    38,220   2,792,353
#   Big 5 Sporting Goods Corp.                             2,146      12,125
#   Big Lots, Inc.                                         5,898     358,480
*   Biglari Holdings, Inc.                                     7       2,889
    BJ's Restaurants, Inc.                                 3,098     116,950
    Bloomin' Brands, Inc.                                 16,722     368,386
#*  Bojangles', Inc.                                       2,682      32,855
    BorgWarner, Inc.                                      26,183   1,473,056
#   Boyd Gaming Corp.                                      5,900     232,873
#*  Bravo Brio Restaurant Group, Inc.                      1,543       5,285
*   Bridgepoint Education, Inc.                            1,683      13,010
*   Bright Horizons Family Solutions, Inc.                 7,200     707,040
#   Brinker International, Inc.                            6,676     242,606
    Brunswick Corp.                                       12,048     756,373
    Buckle, Inc. (The)                                     3,112      62,396
*   Buffalo Wild Wings, Inc.                               2,300     361,100
*   Build-A-Bear Workshop, Inc.                            2,400      20,640
*   Burlington Stores, Inc.                                9,700   1,180,587
#   Cable One, Inc.                                          700     494,221
*   Caesars Entertainment Corp.                            6,500      90,675
    CalAtlantic Group, Inc.                               12,661     710,662
    Caleres, Inc.                                          5,187     153,743
    Callaway Golf Co.                                     13,384     197,682

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc.                           11,314 $    79,424
    Capella Education Co.                                   1,400     111,370
*   Career Education Corp.                                  6,800      84,320
#*  CarMax, Inc.                                           24,738   1,765,551
    Carnival Corp.                                         46,270   3,313,395
#   Carriage Services, Inc.                                 2,167      57,707
*   Carrols Restaurant Group, Inc.                          4,867      60,594
    Carter's, Inc.                                          6,764     813,709
    Cato Corp. (The) Class A                                2,761      32,801
*   Cavco Industries, Inc.                                  1,157     177,195
    CBS Corp. Class B                                      43,358   2,497,854
    CBS Corp. Class A                                       5,128     295,527
#*  Central European Media Enterprises, Ltd. Class A          524       2,489
*   Charter Communications, Inc. Class A                   27,635  10,425,304
#   Cheesecake Factory, Inc. (The)                          6,350     312,357
    Chico's FAS, Inc.                                      18,000     171,180
#   Children's Place, Inc. (The)                            2,340     350,532
*   Chipotle Mexican Grill, Inc.                            3,774   1,225,644
    Choice Hotels International, Inc.                       5,483     450,428
#*  Christopher & Banks Corp.                                 817       1,038
    Churchill Downs, Inc.                                   1,444     373,996
*   Chuy's Holdings, Inc.                                   2,100      55,650
#   Cinemark Holdings, Inc.                                13,622     501,290
    Citi Trends, Inc.                                       1,200      28,212
    Clear Channel Outdoor Holdings, Inc. Class A            3,850      18,673
    Collectors Universe, Inc.                                 600      16,632
    Columbia Sportswear Co.                                 3,554     265,377
    Comcast Corp. Class A                                 616,140  26,204,434
#*  Conn's, Inc.                                            2,882      95,971
#   Cooper Tire & Rubber Co.                                9,301     363,669
*   Cooper-Standard Holdings, Inc.                          2,453     305,619
    Core-Mark Holding Co., Inc.                             6,545     144,579
#   Cracker Barrel Old Country Store, Inc.                  2,416     426,376
*   Crocs, Inc.                                             9,700     131,047
    CSS Industries, Inc.                                    1,250      32,700
    Culp, Inc.                                              1,492      47,446
    Dana, Inc.                                             18,876     622,719
#   Darden Restaurants, Inc.                               15,362   1,472,448
#*  Dave & Buster's Entertainment, Inc.                     4,945     232,415
*   Deckers Outdoor Corp.                                   4,300     368,553
*   Del Frisco's Restaurant Group, Inc.                     1,881      32,918
*   Delphi Technologies P.L.C.                             11,811     652,322
*   Denny's Corp.                                          13,180     197,568
#*  Destination XL Group, Inc.                              4,200      10,920
    Dick's Sporting Goods, Inc.                            12,139     381,893
#   Dillard's, Inc. Class A                                 3,453     233,285
#   DineEquity, Inc.                                        2,200     121,836
#*  Discovery Communications, Inc. Class A                 18,981     475,854
#*  Discovery Communications, Inc. Class C                 31,398     749,156
*   DISH Network Corp. Class A                             28,758   1,348,750
    Dollar General Corp.                                   36,786   3,793,372
*   Dollar Tree, Inc.                                      29,596   3,403,540
#   Domino's Pizza, Inc.                                    6,346   1,376,130

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*          Dorman Products, Inc.                            4,878 $  367,996
           DR Horton, Inc.                                 43,632  2,140,150
#          DSW, Inc. Class A                                9,116    182,593
#          Dunkin' Brands Group, Inc.                      11,985    774,830
#*         Eldorado Resorts, Inc.                           2,907    100,437
           Entercom Communications Corp. Class A           31,010    342,660
           Entravision Communications Corp. Class A         7,308     50,791
           Ethan Allen Interiors, Inc.                      2,900     72,065
*          EW Scripps Co. (The) Class A                     5,927     94,891
#          Expedia, Inc.                                   16,124  2,064,033
*          Express, Inc.                                    8,200     57,236
           Extended Stay America, Inc.                     24,500    495,635
#*         Famous Dave's of America, Inc.                   1,098      6,698
#*         Fiesta Restaurant Group, Inc.                    2,996     57,523
           Finish Line, Inc. (The) Class A                  5,300     60,049
#*         Five Below, Inc.                                 7,221    468,860
           Flexsteel Industries, Inc.                         300     12,924
           Foot Locker, Inc.                               16,311    801,686
           Ford Motor Co.                                 478,915  5,253,698
*          Fox Factory Holding Corp.                        6,502    249,352
#          Fred's, Inc. Class A                             3,670     12,148
*          FTD Cos., Inc.                                   3,370     19,748
#*         G-III Apparel Group, Ltd.                        8,675    324,011
#          GameStop Corp. Class A                          12,940    217,521
           Gaming Partners International Corp.                800      7,832
           Gannett Co., Inc.                               11,949    140,998
#          Gap, Inc. (The)                                 28,480    946,675
#          Garmin, Ltd.                                    12,906    812,304
           General Motors Co.                             175,465  7,441,471
*          Genesco, Inc.                                    2,400     83,640
           Gentex Corp.                                    39,490    935,123
*          Gentherm, Inc.                                   4,803    153,696
           Genuine Parts Co.                               18,417  1,916,657
           Goodyear Tire & Rubber Co. (The)                31,675  1,102,923
*          GoPro, Inc. Class A                              8,418     46,046
           Graham Holdings Co. Class B                        608    361,426
#*         Grand Canyon Education, Inc.                     6,336    589,185
*          Gray Television, Inc.                            8,032    131,323
           Group 1 Automotive, Inc.                         2,780    218,091
#*         Groupon, Inc.                                   67,510    357,128
#          Guess?, Inc.                                     9,826    180,504
#          H&R Block, Inc.                                 31,265    829,773
#          Hamilton Beach Brands Holding Co. Class A          287      7,379
(degrees)  Hamilton Beach Brands Holding Co. Class B          287      7,379
#          Hanesbrands, Inc.                               51,734  1,123,662
#          Harley-Davidson, Inc.                           24,000  1,163,040
*          Harte-Hanks, Inc.                                3,368      2,834
#          Hasbro, Inc.                                    13,323  1,259,956
           Haverty Furniture Cos., Inc.                     1,700     37,910
*          Helen of Troy, Ltd.                              3,400    316,710
#*         Hibbett Sports, Inc.                             2,888     65,269
*          Hilton Grand Vacations, Inc.                    10,299    463,146
           Hilton Worldwide Holdings, Inc.                 35,085  3,005,030

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Home Depot, Inc. (The)                                157,438 $31,629,294
    Hooker Furniture Corp.                                  1,300      48,295
#*  Horizon Global Corp.                                    3,471      29,330
*   Hyatt Hotels Corp. Class A                              6,193     503,491
#*  Iconix Brand Group, Inc.                                7,198       8,998
    ILG, Inc.                                              17,797     559,004
*   IMAX Corp.                                              5,716     113,463
*   Installed Building Products, Inc.                       3,123     224,700
#   International Game Technology P.L.C.                    7,805     226,891
    International Speedway Corp. Class A                    2,719     126,162
#   Interpublic Group of Cos., Inc. (The)                  49,816   1,090,472
#*  iRobot Corp.                                            3,667     325,446
*   J Alexander's Holdings, Inc.                            1,458      14,070
    Jack in the Box, Inc.                                   4,400     400,356
#*  JAKKS Pacific, Inc.                                     2,151       5,485
#*  JC Penney Co., Inc.                                    34,278     127,171
    John Wiley & Sons, Inc. Class A                         5,420     343,628
    Johnson Outdoors, Inc. Class A                          1,187      71,540
*   K12, Inc.                                               3,115      54,045
#   KB Home                                                 8,900     280,528
*   Kirkland's, Inc.                                        1,502      15,936
    Kohl's Corp.                                           23,760   1,538,935
#*  Kona Grill, Inc.                                        1,120       1,904
#   L Brands, Inc.                                         29,943   1,499,845
*   La Quinta Holdings, Inc.                               15,568     310,270
    La-Z-Boy, Inc.                                          6,000     180,900
*   Lakeland Industries, Inc.                               1,000      14,100
#*  Lands' End, Inc.                                        1,303      21,890
    Las Vegas Sands Corp.                                  55,232   4,281,585
    LCI Industries                                          3,891     428,983
    Lear Corp.                                              9,400   1,815,516
#   Leggett & Platt, Inc.                                  18,177     845,412
#   Lennar Corp. Class A                                   23,416   1,467,247
    Lennar Corp. Class B                                    1,733      87,759
    Libbey, Inc.                                            2,200      15,554
#*  Liberty Broadband Corp. Class A                         3,494     330,672
*   Liberty Broadband Corp. Class C                        14,388   1,374,773
*   Liberty Expedia Holdings, Inc. Class A                  5,824     273,087
*   Liberty Interactive Corp., QVC Group Class A           62,653   1,759,923
#*  Liberty Media Corp.-Liberty Braves Class A              1,077      25,417
*   Liberty Media Corp.-Liberty Braves Class B                 20         489
#*  Liberty Media Corp.-Liberty Braves Class C              2,265      53,250
*   Liberty Media Corp.-Liberty Formula One Class A         2,694      96,122
#*  Liberty Media Corp.-Liberty Formula One Class C         5,664     213,476
*   Liberty Media Corp.-Liberty SiriusXM Class A           10,779     485,163
*   Liberty Media Corp.-Liberty SiriusXM Class B              200       9,321
*   Liberty Media Corp.-Liberty SiriusXM Class C           22,658   1,015,305
*   Liberty TripAdvisor Holdings, Inc. Class A             10,445      91,916
*   Liberty Ventures Series A                              10,336     609,100
    Lifetime Brands, Inc.                                     300       5,235
*   Lions Gate Entertainment Corp. Class A                  9,697     328,146
#*  Lions Gate Entertainment Corp. Class B                 13,882     444,224
#   Lithia Motors, Inc. Class A                             2,987     373,256

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Live Nation Entertainment, Inc.                        19,237 $   866,819
*   LKQ Corp.                                              37,147   1,561,288
    Lowe's Cos., Inc.                                     108,839  11,398,708
*   Luby's, Inc.                                            1,849       5,658
*   Lululemon Athletica, Inc.                              12,630     987,792
#*  Lumber Liquidators Holdings, Inc.                       2,649      74,013
*   M/I Homes, Inc.                                         2,750      88,935
    Macy's, Inc.                                           38,835   1,007,768
*   Madison Square Garden Co. (The) Class A                 2,400     518,016
*   Malibu Boats, Inc. Class A                              3,500     116,410
    Marcus Corp. (The)                                      2,400      62,400
    Marine Products Corp.                                   1,049      15,315
*   MarineMax, Inc.                                         4,119      94,531
    Marriott International, Inc. Class A                   42,400   6,247,216
    Marriott Vacations Worldwide Corp.                      3,557     541,838
#   Mattel, Inc.                                           40,965     648,886
#*  McClatchy Co. (The) Class A                               430       3,935
    McDonald's Corp.                                      106,816  18,280,490
    MDC Holdings, Inc.                                      5,040     169,898
#   Meredith Corp.                                          4,576     302,657
*   Meritage Homes Corp.                                    3,700     175,565
    MGM Resorts International                              54,564   1,988,858
*   Michael Kors Holdings, Ltd.                            22,453   1,481,898
#*  Michaels Cos., Inc. (The)                              12,966     348,396
*   Modine Manufacturing Co.                                8,649     201,954
*   Mohawk Industries, Inc.                                 7,918   2,225,433
*   Monarch Casino & Resort, Inc.                           1,845      84,058
#   Monro, Inc.                                             3,878     219,107
#*  Motorcar Parts of America, Inc.                         2,528      68,812
    Movado Group, Inc.                                      2,362      72,277
*   MSG Networks, Inc. Class A                             12,005     288,120
*   Murphy USA, Inc.                                        4,848     413,583
    Nathan's Famous, Inc.                                     509      36,343
    National CineMedia, Inc.                                6,419      43,007
*   Nautilus, Inc.                                          4,149      53,315
*   Netflix, Inc.                                          54,687  14,781,896
#*  New York & Co., Inc.                                    5,059      15,784
#   New York Times Co. (The) Class A                       14,000     325,500
    Newell Brands, Inc.                                    59,873   1,583,042
    News Corp. Class A                                     47,212     807,797
    News Corp. Class B                                     16,856     294,137
#   Nexstar Media Group, Inc. Class A                       5,522     414,702
    NIKE, Inc. Class B                                    169,547  11,566,496
#   Nordstrom, Inc.                                        15,210     750,005
*   Norwegian Cruise Line Holdings, Ltd.                   21,075   1,280,095
#   Nutrisystem, Inc.                                       4,889     211,449
*   NVR, Inc.                                                 500   1,589,085
#*  O'Reilly Automotive, Inc.                              11,628   3,077,815
    Office Depot, Inc.                                     52,875     171,844
#*  Ollie's Bargain Outlet Holdings, Inc.                   7,467     414,792
#   Omnicom Group, Inc.                                    30,860   2,365,419
#*  Overstock.com, Inc.                                     1,830     125,721
    Oxford Industries, Inc.                                 2,882     227,102

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#   Papa John's International, Inc.                         3,800 $   246,582
#*  Penn National Gaming, Inc.                              6,827     217,850
#   Penske Automotive Group, Inc.                           4,700     245,293
*   Perry Ellis International, Inc.                           969      23,237
#   PetMed Express, Inc.                                    2,200      99,440
    PICO Holdings, Inc.                                     1,800      23,580
#   Pier 1 Imports, Inc.                                   10,500      34,860
#*  Planet Fitness, Inc. Class A                           13,874     468,386
#   Polaris Industries, Inc.                                8,338     942,277
    Pool Corp.                                              5,100     689,724
*   Priceline Group, Inc. (The)                             6,433  12,300,218
    PulteGroup, Inc.                                       36,663   1,166,983
    PVH Corp.                                               9,783   1,517,148
    Ralph Lauren Corp.                                      6,732     769,535
    RCI Hospitality Holdings, Inc.                          1,000      29,380
*   Red Lion Hotels Corp.                                   2,034      21,255
#*  Red Robin Gourmet Burgers, Inc.                         3,072     161,741
#   Red Rock Resorts, Inc. Class A                          8,652     300,484
#   Regal Entertainment Group Class A                      13,773     315,126
*   Regis Corp.                                             4,556      72,532
#   Rent-A-Center, Inc.                                     6,145      66,550
#*  RH                                                      4,568     429,346
    Rocky Brands, Inc.                                        231       3,973
    Ross Stores, Inc.                                      51,561   4,248,111
    Royal Caribbean Cruises, Ltd.                          23,200   3,098,360
    Ruth's Hospitality Group, Inc.                          4,284     101,531
    Saga Communications, Inc. Class A                         575      22,770
    Salem Media Group, Inc.                                   400       1,860
#*  Sally Beauty Holdings, Inc.                            17,735     294,578
    Scholastic Corp.                                        2,600      99,892
#*  Scientific Games Corp. Class A                          7,083     330,422
#   Scripps Networks Interactive, Inc. Class A              9,989     878,932
#*  SeaWorld Entertainment, Inc.                            7,469     113,902
#*  Sequential Brands Group, Inc.                             194         314
#   Service Corp. International                            22,783     910,637
*   ServiceMaster Global Holdings, Inc.                    18,614     981,330
#*  Shake Shack, Inc. Class A                               1,600      69,936
*   Shiloh Industries, Inc.                                 1,564      11,652
#   Shoe Carnival, Inc.                                       771      17,617
#*  Shutterfly, Inc.                                        3,662     249,565
#   Signet Jewelers, Ltd.                                   8,700     460,230
    Sinclair Broadcast Group, Inc. Class A                 10,008     371,297
#   Sirius XM Holdings, Inc.                              245,576   1,500,469
#   Six Flags Entertainment Corp.                           8,978     606,554
*   Skechers U.S.A., Inc. Class A                          15,711     647,136
#*  Skyline Corp.                                             800      17,672
*   Sleep Number Corp.                                      5,594     210,558
    Sonic Automotive, Inc. Class A                          4,001      86,222
#   Sonic Corp.                                             6,463     167,004
#*  Sotheby's                                               7,207     380,241
    Speedway Motorsports, Inc.                              2,352      48,804
#   Stage Stores, Inc.                                      3,250       5,428
    Standard Motor Products, Inc.                           3,866     185,181

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#   Starbucks Corp.                                       184,919 $10,505,248
#   Stein Mart, Inc.                                        3,347       2,276
*   Steven Madden, Ltd.                                     6,892     318,410
*   Stoneridge, Inc.                                        3,400      82,756
    Strayer Education, Inc.                                 2,465     227,963
    Sturm Ruger & Co., Inc.                                 1,900     100,605
    Superior Industries International, Inc.                 2,200      37,070
    Superior Uniform Group, Inc.                              324       7,633
#   Tailored Brands, Inc.                                   6,906     167,056
*   Tandy Leather Factory, Inc.                               663       4,873
    Tapestry, Inc.                                         34,017   1,600,160
    Target Corp.                                           70,314   5,289,019
*   Taylor Morrison Home Corp. Class A                      8,071     205,246
    TEGNA, Inc.                                            23,899     345,819
#*  Tempur Sealy International, Inc.                        7,223     430,780
    Tenneco, Inc.                                           6,595     382,576
#*  Tesla, Inc.                                            16,718   5,923,355
    Texas Roadhouse, Inc.                                   7,857     461,363
    Thor Industries, Inc.                                   6,891     941,724
#   Tiffany & Co.                                          14,675   1,565,089
    Tile Shop Holdings, Inc.                                1,665      15,568
    Time Warner, Inc.                                      97,500   9,296,625
    TJX Cos., Inc. (The)                                   85,129   6,837,561
    Toll Brothers, Inc.                                    20,185     940,217
*   TopBuild Corp.                                          5,949     455,336
    Tower International, Inc.                               2,300      69,460
#   Tractor Supply Co.                                     15,888   1,211,460
#*  TRI Pointe Group, Inc.                                 13,391     218,407
#*  TripAdvisor, Inc.                                      13,717     475,568
#*  Tuesday Morning Corp.                                   3,200       9,280
    Tupperware Brands Corp.                                 6,100     352,336
    Twenty-First Century Fox, Inc. Class A                137,768   5,083,639
    Twenty-First Century Fox, Inc. Class B                 54,449   1,986,844
#*  Ulta Salon Cosmetics & Fragrance, Inc.                  7,381   1,639,320
#*  Under Armour, Inc. Class A                             22,925     317,741
#*  Under Armour, Inc. Class C                             24,564     315,647
*   Unifi, Inc.                                             1,766      62,887
*   Universal Electronics, Inc.                             1,700      78,370
*   Universal Technical Institute, Inc.                     2,300       6,394
*   Urban Outfitters, Inc.                                 12,450     424,669
    Vail Resorts, Inc.                                      5,101   1,114,875
*   Vera Bradley, Inc.                                      2,206      20,494
    VF Corp.                                               42,201   3,424,189
#   Viacom, Inc. Class A                                    1,192      46,428
    Viacom, Inc. Class B                                   42,474   1,419,481
#*  Vista Outdoor, Inc.                                     7,300     110,595
*   Visteon Corp.                                           4,607     599,279
#*  Vitamin Shoppe, Inc.                                    2,565      10,901
    Walt Disney Co. (The)                                 203,856  22,153,032
#*  Wayfair, Inc. Class A                                   5,370     494,094
#*  Weight Watchers International, Inc.                     2,900     186,441
#   Wendy's Co. (The)                                      26,524     429,158
    Whirlpool Corp.                                         9,105   1,651,829

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
*   William Lyon Homes Class A                                418 $     11,349
#   Williams-Sonoma, Inc.                                  10,060      515,374
#   Wingstop, Inc.                                          2,648      128,057
    Winmark Corp.                                             300       40,200
#   Winnebago Industries, Inc.                              5,624      255,611
    Wolverine World Wide, Inc.                             10,800      354,564
#   World Wrestling Entertainment, Inc. Class A             5,200      183,820
    Wyndham Worldwide Corp.                                13,602    1,688,416
#   Wynn Resorts, Ltd.                                      9,691    1,604,733
    Yum! Brands, Inc.                                      43,884    3,712,148
*   ZAGG, Inc.                                                171        2,856
*   Zumiez, Inc.                                            2,400       49,800
                                                                  ------------
Total Consumer Discretionary                                       489,656,087
                                                                  ------------
Consumer Staples -- (7.2%)
    Alico, Inc.                                               496       13,342
*   Alliance One International, Inc.                          876       11,519
    Altria Group, Inc.                                    252,652   17,771,542
    Andersons, Inc. (The)                                   2,677       91,286
    Archer-Daniels-Midland Co.                             76,490    3,285,245
#*  Avon Products, Inc.                                    63,824      155,731
#   B&G Foods, Inc.                                         8,042      265,386
#*  Blue Buffalo Pet Products, Inc.                        13,977      474,938
#*  Boston Beer Co., Inc. (The) Class A                     1,385      262,942
    Brown-Forman Corp. Class A                             15,102    1,042,038
#   Brown-Forman Corp. Class B                             26,788    1,856,408
    Bunge, Ltd.                                            17,035    1,353,090
#*  Cal-Maine Foods, Inc.                                   4,200      178,710
#   Calavo Growers, Inc.                                    2,564      223,068
#   Campbell Soup Co.                                      25,236    1,174,736
#   Casey's General Stores, Inc.                            5,202      630,014
*   Central Garden & Pet Co.                                1,175       46,048
*   Central Garden & Pet Co. Class A                        5,929      223,642
#*  Chefs' Warehouse, Inc. (The)                            4,080       83,028
    Church & Dwight Co., Inc.                              32,298    1,577,757
    Clorox Co. (The)                                       15,820    2,241,536
#   Coca-Cola Bottling Co. Consolidated                       781      158,168
    Coca-Cola Co. (The)                                   539,962   25,696,792
    Colgate-Palmolive Co.                                 109,186    8,105,969
    Conagra Brands, Inc.                                   51,808    1,968,704
    Constellation Brands, Inc. Class A                     22,254    4,884,085
    Costco Wholesale Corp.                                 57,373   11,180,277
#   Coty, Inc. Class A                                     95,261    1,868,068
    CVS Health Corp.                                      132,079   10,393,297
*   Darling Ingredients, Inc.                              29,952      555,310
    Dean Foods Co.                                         13,684      141,903
    Dr Pepper Snapple Group, Inc.                          23,478    2,802,099
#*  Edgewell Personal Care Co.                              7,514      424,240
#   Energizer Holdings, Inc.                                8,544      497,432
    Estee Lauder Cos., Inc. (The) Class A                  28,566    3,855,267
*   Farmer Brothers Co.                                     1,300       41,080
#   Flowers Foods, Inc.                                    24,021      471,052

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Staples -- (Continued)
    Fresh Del Monte Produce, Inc.                           5,548 $   262,476
#   General Mills, Inc.                                    73,832   4,318,434
#*  Hain Celestial Group, Inc. (The)                       12,400     472,936
#*  Herbalife, Ltd.                                         8,600     713,714
    Hershey Co. (The)                                      17,763   1,959,792
#   Hormel Foods Corp.                                     36,154   1,241,167
#*  Hostess Brands, Inc.                                   12,730     175,674
*   HRG Group, Inc.                                        13,900     253,675
    Ingles Markets, Inc. Class A                            1,110      37,296
    Ingredion, Inc.                                         9,295   1,335,134
    Inter Parfums, Inc.                                     3,030     138,168
    J&J Snack Foods Corp.                                   1,991     275,634
    JM Smucker Co. (The)                                   14,434   1,831,530
    John B. Sanfilippo & Son, Inc.                          1,301      81,469
#   Kellogg Co.                                            32,355   2,203,699
    Kimberly-Clark Corp.                                   45,042   5,269,914
    Kraft Heinz Co. (The)                                  77,594   6,082,594
    Kroger Co. (The)                                      112,865   3,426,581
    Lamb Weston Holdings, Inc.                             20,571   1,205,461
    Lancaster Colony Corp.                                  3,396     436,046
*   Landec Corp.                                            3,992      52,495
*   Lifeway Foods, Inc.                                       315       2,501
#   McCormick & Co., Inc.                                     607      66,199
#   McCormick & Co., Inc. Non-Voting                       14,407   1,567,049
    Medifast, Inc.                                          2,100     144,291
#   MGP Ingredients, Inc.                                   1,414     126,610
    Molson Coors Brewing Co. Class B                       21,676   1,821,218
    Mondelez International, Inc. Class A                  197,993   8,790,889
*   Monster Beverage Corp.                                 52,226   3,563,380
#   National Beverage Corp.                                 1,044     115,331
*   Natural Alternatives International, Inc.                1,000      11,150
    Nu Skin Enterprises, Inc. Class A                       7,059     507,119
    Oil-Dri Corp. of America                                  641      24,928
    PepsiCo, Inc.                                         188,641  22,693,512
*   Performance Food Group Co.                              8,139     279,575
    Philip Morris International, Inc.                     206,803  22,175,486
#*  Pilgrim's Pride Corp.                                   7,683     213,357
    Pinnacle Foods, Inc.                                   14,838     919,066
#*  Post Holdings, Inc.                                     9,248     699,796
#   PriceSmart, Inc.                                        2,200     187,440
    Procter & Gamble Co. (The)                            337,156  29,110,049
*   Revlon, Inc. Class A                                    1,909      39,135
#*  Rite Aid Corp.                                        114,155     248,858
    Rocky Mountain Chocolate Factory, Inc.                    950      11,771
#   Sanderson Farms, Inc.                                   2,941     373,213
*   Seneca Foods Corp. Class A                                500      15,775
    Snyder's-Lance, Inc.                                   11,883     593,912
    SpartanNash Co.                                         4,621     112,614
#   Spectrum Brands Holdings, Inc.                          3,150     373,149
*   Sprouts Farmers Market, Inc.                           16,414     458,443
#*  SUPERVALU, Inc.                                         4,676      74,068
    Sysco Corp.                                            66,505   4,181,169
#   Tootsie Roll Industries, Inc.                           2,238      80,120

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
#*  TreeHouse Foods, Inc.                                   6,632 $    312,765
    Tyson Foods, Inc. Class A                              37,018    2,817,440
*   United Natural Foods, Inc.                              6,000      285,600
    United-Guardian, Inc.                                     600       11,370
    Universal Corp.                                         3,647      175,056
*   US Foods Holding Corp.                                 24,657      792,229
*   USANA Health Sciences, Inc.                             1,600      119,440
#   Vector Group, Ltd.                                     12,511      266,484
    Wal-Mart Stores, Inc.                                 198,027   21,109,678
    Walgreens Boots Alliance, Inc.                        119,010    8,956,693
#   WD-40 Co.                                               1,826      225,967
    Weis Markets, Inc.                                      1,930       76,737
                                                                  ------------
Total Consumer Staples                                             272,510,270
                                                                  ------------
Energy -- (5.5%)
    Adams Resources & Energy, Inc.                            300       13,350
    Anadarko Petroleum Corp.                               71,066    4,267,513
    Andeavor                                               19,853    2,147,300
#*  Antero Resources Corp.                                 26,773      520,199
    Apache Corp.                                           37,606    1,687,381
    Arch Coal, Inc. Class A                                 2,689      242,037
    Archrock, Inc.                                          6,100       56,730
    Baker Hughes a GE Co.                                  47,404    1,524,039
*   Bill Barrett Corp.                                      5,020       25,753
#   Bristow Group, Inc.                                     3,865       59,560
    Cabot Oil & Gas Corp.                                  62,526    1,647,560
#*  Callon Petroleum Co.                                   28,039      318,243
#*  CARBO Ceramics, Inc.                                    2,120       16,875
#*  Carrizo Oil & Gas, Inc.                                 8,256      166,028
#*  Centennial Resource Development, Inc. Class A          21,061      429,855
    Cheniere Energy Partners L.P. Holdings LLC              8,718      248,201
#*  Cheniere Energy, Inc.                                  26,259    1,485,209
    Chevron Corp.                                         250,215   31,364,450
    Cimarex Energy Co.                                     12,091    1,356,610
*   Cloud Peak Energy, Inc.                                 5,872       29,360
*   CNX Resources Corp.                                    24,000      336,240
#*  Concho Resources, Inc.                                 18,851    2,967,901
    ConocoPhillips                                        161,036    9,470,527
*   CONSOL Energy, Inc.                                     3,000       97,290
#*  Continental Resources, Inc.                            12,475      692,737
#   Core Laboratories NV                                    5,577      637,451
#   CVR Energy, Inc.                                        2,684       96,060
*   Dawson Geophysical Co.                                  1,639       10,457
    Delek US Holdings, Inc.                                10,681      372,660
#*  Denbury Resources, Inc.                                25,261       61,384
    Devon Energy Corp.                                     60,033    2,483,565
    DHT Holdings, Inc.                                      6,363       22,016
#*  Diamond Offshore Drilling, Inc.                         7,869      139,124
#*  Diamondback Energy, Inc.                               11,629    1,459,439
*   Dorian LPG, Ltd.                                          487        3,721
#*  Dril-Quip, Inc.                                         4,787      247,249
*   Energen Corp.                                          14,892      777,809

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
    EnLink Midstream LLC                                    6,767 $   125,866
#   Ensco P.L.C. Class A                                   64,326     379,523
    EOG Resources, Inc.                                    73,232   8,421,680
    EQT Corp.                                              34,837   1,891,301
*   Era Group, Inc.                                         2,200      22,286
*   Exterran Corp.                                          5,062     146,191
    Exxon Mobil Corp.                                     560,252  48,910,000
#*  Forum Energy Technologies, Inc.                         8,293     140,152
    Frank's International NV                                4,232      29,285
#   GasLog, Ltd.                                            2,473      49,955
*   Geospace Technologies Corp.                             1,000      13,760
#   Green Plains, Inc.                                      3,514      61,495
    Gulf Island Fabrication, Inc.                           1,100      14,190
*   Gulfport Energy Corp.                                  17,768     180,701
    Halliburton Co.                                       116,257   6,243,001
*   Helix Energy Solutions Group, Inc.                     29,825     224,582
#   Helmerich & Payne, Inc.                                13,929   1,003,306
#   Hess Corp.                                             35,722   1,804,318
    HollyFrontier Corp.                                    22,236   1,066,439
#*  Hornbeck Offshore Services, Inc.                        3,129      10,639
*   International Seaways, Inc.                               164       2,737
*   ION Geophysical Corp.                                     836      14,672
    Kinder Morgan, Inc.                                   242,611   4,362,146
#*  Kosmos Energy, Ltd.                                    30,409     210,126
#*  Laredo Petroleum, Inc.                                 22,746     221,319
    Marathon Oil Corp.                                    104,759   1,905,566
    Marathon Petroleum Corp.                               67,420   4,670,183
#*  Matador Resources Co.                                  15,199     492,600
*   Matrix Service Co.                                      3,244      58,068
*   McDermott International, Inc.                          47,047     413,073
*   Mitcham Industries, Inc.                                1,264       4,753
#   Murphy Oil Corp.                                       19,314     619,979
    Nabors Industries, Ltd.                                36,849     288,896
    NACCO Industries, Inc. Class A                            287      12,068
    National Oilwell Varco, Inc.                           47,485   1,741,750
*   Natural Gas Services Group, Inc.                        1,600      44,080
*   Newfield Exploration Co.                               25,191     797,547
*   Newpark Resources, Inc.                                 9,500      86,450
#*  Noble Corp. P.L.C.                                     26,000     121,940
    Noble Energy, Inc.                                     53,595   1,635,719
#   Nordic American Offshore, Ltd.                            112         137
#   Nordic American Tankers, Ltd.                           2,265       5,232
*   Oasis Petroleum, Inc.                                  25,762     223,099
    Occidental Petroleum Corp.                             96,636   7,244,801
    Oceaneering International, Inc.                        11,442     236,621
*   Oil States International, Inc.                          5,700     182,400
#   ONEOK, Inc.                                            48,744   2,869,072
    Panhandle Oil and Gas, Inc. Class A                     2,000      40,700
*   Parker Drilling Co.                                     9,114      10,390
#*  Parsley Energy, Inc. Class A                           26,780     632,008
    Patterson-UTI Energy, Inc.                             30,633     723,551
    PBF Energy, Inc. Class A                               15,842     512,172
*   PDC Energy, Inc.                                        7,417     384,571

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Energy -- (Continued)
*   Peabody Energy Corp.                                   11,644 $    470,534
    Phillips 66                                            62,092    6,358,221
    Pioneer Natural Resources Co.                          21,579    3,947,015
*   QEP Resources, Inc.                                    28,497      266,732
#   Range Resources Corp.                                  25,148      358,359
#*  Renewable Energy Group, Inc.                            5,800       62,060
*   REX American Resources Corp.                              400       32,660
*   RigNet, Inc.                                            1,066       17,589
#*  Ring Energy, Inc.                                       1,500       20,700
#*  Rowan Cos. P.L.C. Class A                              20,029      294,827
#   RPC, Inc.                                               9,225      186,345
*   RSP Permian, Inc.                                      16,721      663,489
    Schlumberger, Ltd.                                    179,668   13,219,971
    Scorpio Tankers, Inc.                                  33,136       88,142
*   SEACOR Holdings, Inc.                                   2,200      102,476
*   SEACOR Marine Holdings, Inc.                            2,211       33,077
#   SemGroup Corp. Class A                                  7,546      216,193
#   Ship Finance International, Ltd.                        6,400       97,920
#   SM Energy Co.                                          10,800      252,180
*   Southwestern Energy Co.                                67,154      284,733
#*  SRC Energy, Inc.                                       24,746      246,223
*   Superior Energy Services, Inc.                         19,167      200,295
#   Targa Resources Corp.                                  22,897    1,099,056
    TechnipFMC P.L.C.                                      41,408    1,344,104
#   Teekay Corp.                                            4,349       35,488
*   TETRA Technologies, Inc.                                8,150       31,296
#*  Transocean, Ltd.                                       50,725      547,323
*   Ultra Petroleum Corp.                                  19,446      135,733
#*  Unit Corp.                                              5,037      122,046
#   US Silica Holdings, Inc.                                9,737      324,145
    Valero Energy Corp.                                    57,820    5,548,985
#*  Weatherford International P.L.C.                       28,601      112,688
#*  Whiting Petroleum Corp.                                27,673      772,630
    Williams Cos., Inc. (The)                              95,384    2,994,104
    World Fuel Services Corp.                               8,145      227,164
#*  WPX Energy, Inc.                                       47,929      705,994
                                                                  ------------
Total Energy                                                       210,409,476
                                                                  ------------
Financials -- (15.1%)
    1st Source Corp.                                        2,189      114,463
    Affiliated Managers Group, Inc.                         6,765    1,350,497
    Aflac, Inc.                                            51,764    4,565,585
*   Alleghany Corp.                                         2,069    1,298,711
    Allstate Corp. (The)                                   46,357    4,578,681
#   Ally Financial, Inc.                                   52,952    1,576,381
*   Ambac Financial Group, Inc.                             5,480       88,776
    American Equity Investment Life Holding Co.            11,011      363,363
    American Express Co.                                   99,588    9,899,047
    American Financial Group, Inc.                          9,669    1,095,884
    American International Group, Inc.                    140,259    8,965,355
    American National Insurance Co.                         1,054      133,215
    American River Bankshares                                 882       13,301

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Ameriprise Financial, Inc.                               21,340 $ 3,600,058
    Ameris Bancorp                                            5,243     280,763
    AMERISAFE, Inc.                                           2,573     156,310
    AmeriServ Financial, Inc.                                   100         410
#   Amtrust Financial Services, Inc.                         10,510     141,044
    Aon P.L.C.                                               33,234   4,724,878
*   Arch Capital Group, Ltd.                                 15,456   1,405,569
    Argo Group International Holdings, Ltd.                   3,968     243,238
    Arrow Financial Corp.                                     1,000      32,800
    Arthur J Gallagher & Co.                                 21,171   1,446,403
#   Artisan Partners Asset Management, Inc. Class A           8,297     324,828
    Aspen Insurance Holdings, Ltd.                            7,426     277,361
    Associated Banc-Corp                                     21,474     531,481
    Assurant, Inc.                                            7,576     693,052
    Assured Guaranty, Ltd.                                   18,300     651,297
*   Asta Funding, Inc.                                           47         331
*   Atlantic Coast Financial Corp.                              137       1,422
*   Atlanticus Holdings Corp.                                 1,196       2,655
    Axis Capital Holdings, Ltd.                              12,040     608,381
    Baldwin & Lyons, Inc. Class B                               562      12,926
#   Banc of California, Inc.                                  5,496     108,271
    BancFirst Corp.                                           1,856     103,472
*   Bancorp, Inc. (The)                                      11,158     117,940
    BancorpSouth Bank                                        10,334     346,706
    Bank Mutual Corp.                                         6,120      63,648
    Bank of America Corp.                                 1,395,864  44,667,648
#   Bank of Hawaii Corp.                                      5,700     476,919
    Bank of New York Mellon Corp. (The)                     133,966   7,595,872
    Bank of NT Butterfield & Son, Ltd. (The)                  4,412     177,318
#   Bank of the Ozarks, Inc.                                 16,689     833,616
    BankUnited, Inc.                                         13,594     557,898
    Banner Corp.                                              3,757     204,155
    BB&T Corp.                                              103,688   5,722,541
    Beneficial Bancorp, Inc.                                  8,200     133,250
*   Berkshire Hathaway, Inc. Class B                        252,940  54,225,277
    Berkshire Hills Bancorp, Inc.                             4,096     155,443
    BGC Partners, Inc. Class A                               29,733     425,479
    BlackRock, Inc.                                          15,761   8,854,530
#*  BofI Holding, Inc.                                        7,924     285,026
#   BOK Financial Corp.                                       2,703     261,353
    Boston Private Financial Holdings, Inc.                  16,355     251,867
    Bridge Bancorp, Inc.                                        439      15,058
*   Brighthouse Financial, Inc.                              10,666     685,397
    Brookline Bancorp, Inc.                                   9,168     146,688
    Brown & Brown, Inc.                                      17,318     908,849
    Bryn Mawr Bank Corp.                                      1,849      83,020
    Camden National Corp.                                       900      38,214
*   Cannae Holdings, Inc.                                     8,442     146,975
    Capital City Bank Group, Inc.                             1,069      26,223
    Capital One Financial Corp.                              62,946   6,543,866
    Capitol Federal Financial, Inc.                          16,210     212,027
    Carolina Financial Corp.                                    853      35,178
    Cathay General Bancorp                                   10,064     440,199

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   Cboe Global Markets, Inc.                              13,890 $ 1,866,677
    CenterState Banks Corp.                                 7,455     193,755
    Central Pacific Financial Corp.                         4,331     128,068
    Charles Schwab Corp. (The)                            154,925   8,263,699
    Chemical Financial Corp.                                9,363     546,893
    Chubb, Ltd.                                            60,231   9,405,071
    Cincinnati Financial Corp.                             19,015   1,462,253
#   CIT Group, Inc.                                        23,481   1,190,252
    Citigroup, Inc.                                       366,966  28,799,492
    Citizens Community Bancorp, Inc.                          600       8,166
    Citizens Financial Group, Inc.                         63,145   2,898,355
#*  Citizens, Inc.                                          4,015      31,839
#   City Holding Co.                                        1,857     127,762
    Clifton Bancorp, Inc.                                   4,845      79,119
    CME Group, Inc.                                        45,065   6,916,576
    CNA Financial Corp.                                     4,268     231,155
    CNB Financial Corp.                                       280       7,540
    CNO Financial Group, Inc.                              21,200     521,308
    CoBiz Financial, Inc.                                   4,952      99,337
#   Cohen & Steers, Inc.                                    3,355     136,783
    Columbia Banking System, Inc.                           9,823     423,175
    Comerica, Inc.                                         21,255   2,023,901
#   Commerce Bancshares, Inc.                              14,094     824,649
    Community Bank System, Inc.                             7,087     377,737
    Community Trust Bancorp, Inc.                           1,749      82,728
    ConnectOne Bancorp, Inc.                                3,250      94,738
*   Consumer Portfolio Services, Inc.                       1,025       4,592
#*  Cowen, Inc.                                             6,121      79,267
    Crawford & Co. Class A                                  3,717      31,743
#   Crawford & Co. Class B                                  1,800      16,974
#*  Credit Acceptance Corp.                                   897     295,750
    Cullen/Frost Bankers, Inc.                              8,690     924,703
*   Customers Bancorp, Inc.                                 2,950      90,418
#   CVB Financial Corp.                                    13,135     307,359
    Diamond Hill Investment Group, Inc.                       388      81,620
    Dime Community Bancshares, Inc.                         5,980     113,620
    Discover Financial Services                            50,145   4,001,571
    Donegal Group, Inc. Class A                             1,374      24,114
*   Donnelley Financial Solutions, Inc.                     8,344     178,979
*   E*TRADE Financial Corp.                                35,391   1,865,106
*   Eagle Bancorp, Inc.                                     3,968     249,984
    East West Bancorp, Inc.                                18,946   1,248,731
    Eaton Vance Corp.                                      16,658     962,832
*   eHealth, Inc.                                           2,800      49,056
    EMC Insurance Group, Inc.                               1,299      36,697
    Employers Holdings, Inc.                                3,900     165,360
*   Encore Capital Group, Inc.                              2,794     115,811
*   Enova International, Inc.                               2,690      48,151
*   Enstar Group, Ltd.                                      1,377     285,865
    Enterprise Financial Services Corp.                     3,580     174,167
    Erie Indemnity Co. Class A                              3,717     441,431
    ESSA Bancorp, Inc.                                        707      11,383
*   Essent Group, Ltd.                                     11,696     544,098

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
Financials -- (Continued)
    Evercore, Inc. Class A                                 5,480 $   551,014
    Everest Re Group, Ltd.                                 5,600   1,286,880
*   Ezcorp, Inc. Class A                                   4,723      55,731
#   FactSet Research Systems, Inc.                         5,709   1,145,739
    FBL Financial Group, Inc. Class A                      2,100     146,160
*   FCB Financial Holdings, Inc. Class A                   6,566     359,817
    Federal Agricultural Mortgage Corp. Class C              467      37,477
#   Federated Investors, Inc. Class B                     12,401     430,067
    Federated National Holding Co.                         1,029      15,260
    Fidelity Southern Corp.                                1,153      27,626
    Fifth Third Bancorp                                   98,001   3,243,833
    Financial Engines, Inc.                                6,782     192,948
    Financial Institutions, Inc.                           1,243      38,719
*   First Acceptance Corp.                                   181         210
    First American Financial Corp.                        13,879     819,833
*   First BanCorp(2296926)                                13,736      82,416
    First Bancorp(2351494)                                 4,600     167,440
    First Busey Corp.                                      3,618     112,086
    First Citizens BancShares, Inc. Class A                1,022     434,769
    First Commonwealth Financial Corp.                    18,545     268,346
    First Community Bancshares, Inc.                       1,700      47,056
    First Defiance Financial Corp.                         1,538      85,451
    First Financial Bancorp                                7,926     225,891
#   First Financial Bankshares, Inc.                       7,170     333,047
    First Financial Corp.                                  1,100      50,930
    First Horizon National Corp.                          37,989     754,462
    First Interstate Bancsystem, Inc. Class A              3,727     155,975
    First Merchants Corp.                                  6,618     285,633
    First Midwest Bancorp, Inc.                           13,632     338,892
    First Republic Bank                                   19,638   1,758,583
    FirstCash, Inc.                                        7,602     555,706
*   Flagstar Bancorp, Inc.                                 1,679      62,543
    Flushing Financial Corp.                               3,663     103,150
    FNB Corp.                                             48,442     695,143
    FNF Group                                             26,750   1,042,715
    Franklin Resources, Inc.                              46,720   1,981,395
    Fulton Financial Corp.                                24,716     449,831
    GAMCO Investors, Inc. Class A                            467      13,767
*   Genworth Financial, Inc. Class A                      57,056     174,591
#   German American Bancorp, Inc.                          2,097      72,745
#   Glacier Bancorp, Inc.                                 10,240     401,613
*   Global Indemnity, Ltd.                                 1,204      50,989
    Goldman Sachs Group, Inc. (The)                       46,282  12,398,485
*   Great Elm Capital Group, Inc.                          1,106       4,286
    Great Southern Bancorp, Inc.                           1,100      55,825
    Great Western Bancorp, Inc.                            5,523     232,794
*   Green Dot Corp. Class A                                6,227     381,466
#   Greenhill & Co., Inc.                                  2,931      54,370
*   Greenlight Capital Re, Ltd. Class A                    2,682      54,311
    Guaranty Bancorp                                       3,306      93,725
*   Hallmark Financial Services, Inc.                      1,034      10,474
    Hancock Holding Co.                                   12,798     687,253
    Hanmi Financial Corp.                                  4,412     138,978

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Hanover Insurance Group, Inc. (The)                     5,156 $   583,401
    Hartford Financial Services Group, Inc. (The)          49,236   2,893,107
    HCI Group, Inc.                                         1,104      38,585
    Heartland Financial USA, Inc.                           4,337     230,512
    Heritage Commerce Corp.                                 6,041      96,716
    Heritage Financial Corp.                                5,382     165,766
    Hilltop Holdings, Inc.                                 10,020     262,424
    Home BancShares, Inc.                                  16,050     385,361
*   HomeStreet, Inc.                                        2,186      64,378
*   HomeTrust Bancshares, Inc.                              1,062      26,922
    Hope Bancorp, Inc.                                     15,457     294,301
    HopFed Bancorp, Inc.                                      208       3,105
    Horace Mann Educators Corp.                             4,078     168,421
    Houlihan Lokey, Inc.                                    5,896     281,239
    Huntington Bancshares, Inc.                           136,546   2,209,314
    Iberiabank Corp.                                        6,455     545,447
    Independence Holding Co.                                2,640      77,352
    Independent Bank Corp.                                  3,127     223,111
    Independent Bank Group, Inc.                            1,100      78,925
    Infinity Property & Casualty Corp.                        800      81,000
#   Interactive Brokers Group, Inc. Class A                 9,172     586,916
    Intercontinental Exchange, Inc.                        76,663   5,660,796
    International Bancshares Corp.                          7,870     326,605
*   INTL. FCStone, Inc.                                     1,015      44,153
    Invesco, Ltd.                                          48,960   1,768,925
    Investment Technology Group, Inc.                       3,824      81,681
    Investors Bancorp, Inc.                                40,700     557,183
    James River Group Holdings, Ltd.                          800      30,400
#   Janus Henderson Group P.L.C.                           23,677     932,400
    JPMorgan Chase & Co.                                  466,465  53,956,007
    Kearny Financial Corp.                                  8,597     118,639
    Kemper Corp.                                            4,800     311,280
    KeyCorp                                               140,969   3,016,737
#   Kinsale Capital Group, Inc.                             1,578      75,302
    Lakeland Bancorp, Inc.                                  3,852      77,425
    Lakeland Financial Corp.                                3,274     157,381
    Lazard, Ltd. Class A                                    3,641     213,253
    LegacyTexas Financial Group, Inc.                       5,327     234,601
    Legg Mason, Inc.                                       13,474     574,262
#*  LendingClub Corp.                                      39,596     144,921
#*  LendingTree, Inc.                                       1,121     412,360
    Leucadia National Corp.                                39,924   1,080,743
    Lincoln National Corp.                                 28,868   2,390,270
    Loews Corp.                                            35,005   1,808,008
    LPL Financial Holdings, Inc.                           12,308     734,295
    M&T Bank Corp.                                         18,016   3,437,092
    Macatawa Bank Corp.                                       886       9,179
    Maiden Holdings, Ltd.                                   8,450      59,573
    MainSource Financial Group, Inc.                        1,600      62,960
*   Markel Corp.                                            1,731   1,986,651
#   MarketAxess Holdings, Inc.                              5,027     986,348
    Marlin Business Services Corp.                          1,200      28,440
    Marsh & McLennan Cos., Inc.                            67,021   5,597,594

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
           MB Financial, Inc.                               9,166 $   392,121
#*         MBIA, Inc.                                      14,600     107,164
           Mercantile Bank Corp.                              285       9,944
           Mercury General Corp.                            3,136     153,507
           Meridian Bancorp, Inc.                           4,269      87,301
           Meta Financial Group, Inc.                       1,104     129,168
           MetLife, Inc.                                  121,230   5,827,526
*          MGIC Investment Corp.                           15,500     229,710
           MidSouth Bancorp, Inc.                             900      12,735
           Moelis & Co. Class A                             6,804     351,767
#          Moody's Corp.                                   21,979   3,555,982
           Morgan Stanley                                 178,152  10,074,496
           Morningstar, Inc.                                2,287     219,826
           MSCI, Inc.                                      11,194   1,558,541
           Nasdaq, Inc.                                    15,231   1,232,340
           National Bank Holdings Corp. Class A             4,119     136,916
           National General Holdings Corp.                  5,185     103,804
           Navient Corp.                                   42,747     609,145
           Navigators Group, Inc. (The)                     3,610     175,446
           NBT Bancorp, Inc.                                5,284     195,032
           Nelnet, Inc. Class A                             3,140     163,625
#          New York Community Bancorp, Inc.                66,746     945,123
(degrees)  NewStar Financial, Inc.                          3,834       2,070
*          NMI Holdings, Inc. Class A                       2,977      54,628
           Northern Trust Corp.                            28,417   2,994,868
           Northfield Bancorp, Inc.                         5,064      84,974
           Northrim BanCorp, Inc.                             600      20,070
           Northwest Bancshares, Inc.                      13,916     234,485
           OceanFirst Financial Corp.                       1,986      52,530
*          Ocwen Financial Corp.                           12,045      40,592
           OFG Bancorp                                      3,500      39,900
           Old National Bancorp                            20,761     359,165
           Old Republic International Corp.                29,682     637,866
           OM Asset Management P.L.C.                      15,931     285,006
*          OneMain Holdings, Inc.                           7,140     233,549
           Oppenheimer Holdings, Inc. Class A                 765      21,038
           Opus Bank                                        2,493      67,560
           Oritani Financial Corp.                          6,231     104,058
*          Pacific Mercantile Bancorp                       1,425      12,326
*          Pacific Premier Bancorp, Inc.                    4,952     201,794
           PacWest Bancorp                                 15,683     822,260
           Park National Corp.                              1,287     135,161
           Patriot National Bancorp, Inc.                      20         357
           Peapack Gladstone Financial Corp.                1,562      55,482
*          PennyMac Financial Services, Inc. Class A        1,040      23,088
#          People's United Financial, Inc.                 42,047     827,064
           Peoples Bancorp, Inc.                            1,197      42,625
*          PHH Corp.                                        7,333      65,777
           Pinnacle Financial Partners, Inc.                8,368     529,694
           Piper Jaffray Cos.                               1,704     157,279
           PJT Partners, Inc. Class A                       1,289      61,034
           PNC Financial Services Group, Inc. (The)        62,426   9,864,557
           Popular, Inc.                                   12,467     506,659

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#*  PRA Group, Inc.                                         5,700 $  203,775
    Preferred Bank                                          1,290     83,102
    Primerica, Inc.                                         6,182    624,382
    Principal Financial Group, Inc.                        36,340  2,456,584
    ProAssurance Corp.                                      6,800    371,960
    Progressive Corp. (The)                                76,799  4,154,826
    Prosperity Bancshares, Inc.                             7,608    576,686
    Provident Financial Services, Inc.                      8,862    233,159
    Prudential Financial, Inc.                             55,275  6,567,775
    Pzena Investment Management, Inc. Class A                 566      7,081
    Radian Group, Inc.                                      9,498    209,621
    Raymond James Financial, Inc.                          16,029  1,545,035
*   Regional Management Corp.                                 133      3,772
    Regions Financial Corp.                               152,281  2,928,364
    Reinsurance Group of America, Inc.                      7,890  1,235,968
    RenaissanceRe Holdings, Ltd.                            5,405    687,192
    Renasant Corp.                                          7,295    314,196
    Republic Bancorp, Inc. Class A                            805     31,025
#*  Republic First Bancorp, Inc.                              500      4,425
    Riverview Bancorp, Inc.                                 1,205     11,544
#   RLI Corp.                                               4,500    289,170
    S&P Global, Inc.                                       33,508  6,068,299
    S&T Bancorp, Inc.                                       2,523    101,828
*   Safeguard Scientifics, Inc.                             1,767     22,088
    Safety Insurance Group, Inc.                            1,800    139,770
    Sandy Spring Bancorp, Inc.                              1,969     74,468
    Santander Consumer USA Holdings, Inc.                  11,747    202,636
*   Seacoast Banking Corp. of Florida                       1,885     48,614
    SEI Investments Co.                                    17,903  1,345,410
    Selective Insurance Group, Inc.                         8,098    471,709
    ServisFirst Bancshares, Inc.                            5,118    217,106
    SI Financial Group, Inc.                                1,347     19,464
    Sierra Bancorp                                            240      6,571
*   Signature Bank                                          6,794  1,046,276
    Simmons First National Corp. Class A                    5,700    335,445
*   SLM Corp.                                              53,247    609,146
    South State Corp.                                       3,205    283,963
    Southside Bancshares, Inc.                              3,294    113,083
    State Auto Financial Corp.                              1,800     53,586
    State Bank Financial Corp.                              4,437    135,373
    State Street Corp.                                     49,806  5,487,127
    Sterling Bancorp                                       30,548    756,063
    Stewart Information Services Corp.                      2,494    111,008
    Stifel Financial Corp.                                  9,389    633,945
    Stock Yards Bancorp, Inc.                               2,599     93,434
    Sun Bancorp, Inc.                                         427     10,462
    SunTrust Banks, Inc.                                   62,750  4,436,425
*   SVB Financial Group                                     6,792  1,674,568
    Synchrony Financial                                   104,401  4,142,632
    Synovus Financial Corp.                                16,107    811,632
    T Rowe Price Group, Inc.                               30,164  3,367,207
    TCF Financial Corp.                                    18,696    401,029
    TD Ameritrade Holding Corp.                            32,812  1,830,581

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Territorial Bancorp, Inc.                                 840 $    25,435
*   Texas Capital Bancshares, Inc.                          5,603     531,164
    TFS Financial Corp.                                     9,945     145,396
    Tompkins Financial Corp.                                1,215     100,080
    Torchmark Corp.                                        14,850   1,349,122
    Towne Bank                                              5,289     161,579
    Travelers Cos., Inc. (The)                             36,137   5,417,659
    Trico Bancshares                                        1,628      60,203
    TrustCo Bank Corp. NY                                   7,300      62,780
    Trustmark Corp.                                        10,591     336,688
    U.S. Bancorp.                                         221,121  12,634,854
    UMB Financial Corp.                                     4,774     363,683
    Umpqua Holdings Corp.                                  24,579     532,135
    Union Bankshares Corp.                                  4,955     187,051
#   United Bankshares, Inc.                                13,136     483,405
    United Community Banks, Inc.                           10,398     329,409
    United Community Financial Corp.                          596       5,811
    United Financial Bancorp, Inc.                          5,504      92,247
    United Fire Group, Inc.                                 2,765     119,973
    United Security Bancshares                              1,875      20,719
    Universal Insurance Holdings, Inc.                      3,536     103,958
    Univest Corp. of Pennsylvania                           2,249      62,972
    Unum Group                                             29,554   1,571,977
    Validus Holdings, Ltd.                                  9,771     661,497
#   Valley National Bancorp                                36,709     461,432
    Value Line, Inc.                                          300       5,769
#   Virtu Financial, Inc. Class A                             714      13,637
#   Virtus Investment Partners, Inc.                          750      96,000
    Voya Financial, Inc.                                   24,481   1,270,809
#   Waddell & Reed Financial, Inc. Class A                  9,308     214,084
*   Walker & Dunlop, Inc.                                   4,440     206,238
    Washington Federal, Inc.                               11,396     409,116
    Washington Trust Bancorp, Inc.                          1,700      91,460
    Waterstone Financial, Inc.                              1,767      30,216
    Webster Financial Corp.                                13,134     743,647
    Wells Fargo & Co.                                     622,108  40,922,264
    WesBanco, Inc.                                          4,109     168,510
    West Bancorporation, Inc.                               2,033      52,045
#   Westamerica Bancorporation                              3,200     189,984
*   Western Alliance Bancorp                               14,411     845,349
    Western New England Bancorp, Inc.                       4,099      44,474
    Westwood Holdings Group, Inc.                             700      45,829
    White Mountains Insurance Group, Ltd.                     700     587,930
    Willis Towers Watson P.L.C.                            16,990   2,726,385
    Wintrust Financial Corp.                                7,273     624,751
    WisdomTree Investments, Inc.                           14,488     167,916
#*  World Acceptance Corp.                                    100      11,805
    WR Berkley Corp.                                       13,732   1,002,161
    WSFS Financial Corp.                                    4,531     231,534
    XL Group, Ltd.                                         34,713   1,278,827

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Financials -- (Continued)
    Zions Bancorporation                                   25,393 $  1,371,984
                                                                  ------------
Total Financials                                                   574,032,290
                                                                  ------------
Health Care -- (13.0%)
#   Abaxis, Inc.                                            2,807      201,122
    Abbott Laboratories                                   228,411   14,198,028
    AbbVie, Inc.                                          211,043   23,683,245
*   ABIOMED, Inc.                                           5,535    1,300,725
#*  Acadia Healthcare Co., Inc.                            11,576      394,510
#*  Accuray, Inc.                                             125          706
    Aceto Corp.                                             4,554       50,140
#*  Achillion Pharmaceuticals, Inc.                         1,800        4,770
#*  Acorda Therapeutics, Inc.                               6,040      156,738
*   Addus HomeCare Corp.                                      340       12,189
    Aetna, Inc.                                            44,642    8,340,018
    Agilent Technologies, Inc.                             43,898    3,223,430
#*  Akorn, Inc.                                            10,057      324,037
*   Alexion Pharmaceuticals, Inc.                          29,462    3,515,406
*   Align Technology, Inc.                                  9,211    2,413,282
#*  Alkermes P.L.C.                                        19,700    1,126,249
    Allergan P.L.C.                                        43,042    7,758,751
*   Allscripts Healthcare Solutions, Inc.                  22,760      339,352
*   Almost Family, Inc.                                     1,812      103,375
#*  Alnylam Pharmaceuticals, Inc.                          10,827    1,407,293
#*  AMAG Pharmaceuticals, Inc.                              4,612       66,182
#*  Amedisys, Inc.                                          4,237      227,188
    AmerisourceBergen Corp.                                21,328    2,125,762
    Amgen, Inc.                                            95,696   17,804,241
*   AMN Healthcare Services, Inc.                           6,328      339,497
*   Amphastar Pharmaceuticals, Inc.                         2,755       51,353
    Analogic Corp.                                          1,900      157,510
*   AngioDynamics, Inc.                                     8,111      141,212
*   ANI Pharmaceuticals, Inc.                                 786       52,788
*   Anika Therapeutics, Inc.                                1,888      125,967
    Anthem, Inc.                                           34,117    8,455,898
*   Aptevo Therapeutics, Inc.                               2,299        7,794
#*  Aralez Pharmaceuticals, Inc.                            3,692        6,313
#*  athenahealth, Inc.                                      5,298      663,892
    Atrion Corp.                                              200      115,080
    Baxter International, Inc.                             66,519    4,791,364
    Becton Dickinson and Co.                               34,183    8,304,418
*   Bio-Rad Laboratories, Inc. Class A                      3,113      804,804
    Bio-Techne Corp.                                        5,789      812,139
*   Biogen, Inc.                                           27,534    9,576,601
#*  BioMarin Pharmaceutical, Inc.                          21,146    1,908,004
*   BioScrip, Inc.                                          6,872       19,173
*   BioSpecifics Technologies Corp.                           324       13,874
#*  BioTelemetry, Inc.                                      3,663      125,091
*   Bioverativ, Inc.                                       13,767    1,418,827
#*  Bluebird Bio, Inc.                                      6,502    1,332,260
*   Boston Scientific Corp.                               181,348    5,070,490
    Bristol-Myers Squibb Co.                              218,494   13,677,724

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   Brookdale Senior Living, Inc.                          20,613 $   195,823
    Bruker Corp.                                           14,667     522,292
*   Cambrex Corp.                                           4,241     238,980
    Cantel Medical Corp.                                    4,830     535,792
#*  Capital Senior Living Corp.                             3,849      43,417
    Cardinal Health, Inc.                                  40,513   2,908,428
*   Catalent, Inc.                                         19,110     889,379
*   Celgene Corp.                                         102,619  10,380,938
*   Centene Corp.                                          21,944   2,353,275
*   Cerner Corp.                                           37,289   2,577,789
*   Charles River Laboratories International, Inc.          7,143     753,158
    Chemed Corp.                                            2,300     599,311
    Cigna Corp.                                            32,930   6,860,965
#*  Community Health Systems, Inc.                         13,689      77,343
#   Computer Programs & Systems, Inc.                       1,145      34,293
*   Concert Pharmaceuticals, Inc.                           2,800      56,224
    CONMED Corp.                                            3,600     208,008
    Cooper Cos., Inc. (The)                                 5,856   1,432,787
#*  Corcept Therapeutics, Inc.                             14,598     335,973
*   CorVel Corp.                                            1,800      92,970
*   Cotiviti Holdings, Inc.                                 1,020      35,700
*   Cross Country Healthcare, Inc.                          5,300      74,253
*   CryoLife, Inc.                                          3,061      57,700
#*  Cumberland Pharmaceuticals, Inc.                        2,792      19,013
*   Cutera, Inc.                                            1,850      91,760
    Danaher Corp.                                          83,111   8,417,482
*   DaVita, Inc.                                           20,640   1,610,746
    DENTSPLY SIRONA, Inc.                                  28,253   1,718,065
*   Depomed, Inc.                                           8,100      59,535
#*  DexCom, Inc.                                           11,386     662,665
#*  Diplomat Pharmacy, Inc.                                 2,655      71,658
*   Edwards Lifesciences Corp.                             26,529   3,358,041
    Eli Lilly & Co.                                       132,399  10,783,899
*   Emergent BioSolutions, Inc.                             4,598     224,336
*   Enanta Pharmaceuticals, Inc.                            1,869     158,772
    Encompass Health Corp.                                 14,301     756,809
*   Endo International P.L.C.                              24,480     169,157
    Ensign Group, Inc. (The)                                6,268     144,352
#*  Envision Healthcare Corp.                              13,925     501,161
*   Enzo Biochem, Inc.                                      3,718      27,364
#*  Evolent Health, Inc. Class A                            1,429      20,149
#*  Exact Sciences Corp.                                   17,284     859,188
*   Exactech, Inc.                                          1,400      70,140
*   Exelixis, Inc.                                         39,633   1,201,276
*   Express Scripts Holding Co.                            78,195   6,191,480
*   FibroGen, Inc.                                          8,650     506,457
*   Five Prime Therapeutics, Inc.                           3,725      74,500
    Gilead Sciences, Inc.                                 171,038  14,332,984
*   Globus Medical, Inc. Class A                           10,657     490,648
*   Haemonetics Corp.                                       5,980     386,607
*   Halyard Health, Inc.                                    7,033     343,281
*   Hanger, Inc.                                            3,139      49,847
*   Harvard Bioscience, Inc.                                4,139      19,453

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   HCA Healthcare, Inc.                                   38,901 $ 3,935,225
#*  HealthEquity, Inc.                                      8,405     425,461
*   HealthStream, Inc.                                      2,809      66,068
#*  Henry Schein, Inc.                                     20,492   1,550,835
#*  Heska Corp.                                               628      48,953
    Hill-Rom Holdings, Inc.                                 8,528     727,694
*   HMS Holdings Corp.                                     10,350     177,295
*   Hologic, Inc.                                          32,851   1,402,738
*   Horizon Pharma P.L.C.                                  15,973     232,407
    Humana, Inc.                                           18,707   5,272,194
*   ICU Medical, Inc.                                       2,432     556,806
*   IDEXX Laboratories, Inc.                               11,600   2,169,664
*   Illumina, Inc.                                         18,921   4,401,781
*   Impax Laboratories, Inc.                                7,940     154,433
*   Incyte Corp.                                           24,762   2,235,761
#*  Innoviva, Inc.                                          9,353     136,460
*   Inogen, Inc.                                            2,436     296,802
#*  Insulet Corp.                                           6,822     522,088
#*  Insys Therapeutics, Inc.                                2,202      20,831
*   Integer Holdings Corp.                                  5,040     252,756
#*  Integra LifeSciences Holdings Corp.                     8,200     431,812
*   Intra-Cellular Therapies, Inc.                          7,505     127,735
*   Intuitive Surgical, Inc.                               14,358   6,197,918
#   Invacare Corp.                                          5,044      92,810
#*  Ionis Pharmaceuticals, Inc.                            17,930     941,684
*   IQVIA Holdings, Inc.                                   18,331   1,873,245
#*  Jazz Pharmaceuticals P.L.C.                             7,746   1,128,902
    Johnson & Johnson                                     356,203  49,223,693
*   Juno Therapeutics, Inc.                                10,562     906,325
    Kindred Healthcare, Inc.                               13,392     123,206
*   Laboratory Corp. of America Holdings                   12,484   2,178,458
#*  Lannett Co., Inc.                                       2,787      56,715
*   Lantheus Holdings, Inc.                                 7,644     175,812
    LeMaitre Vascular, Inc.                                 2,283      79,448
*   LHC Group, Inc.                                         3,015     189,342
*   LifePoint Health, Inc.                                  5,824     287,997
#*  Ligand Pharmaceuticals, Inc.                            1,893     298,375
*   LivaNova P.L.C.                                         5,154     440,925
    Luminex Corp.                                           5,316     107,330
*   Magellan Health, Inc.                                   2,600     258,960
#*  Mallinckrodt P.L.C.                                     9,202     166,188
*   Masimo Corp.                                            7,494     706,235
    McKesson Corp.                                         27,723   4,681,860
#*  Medidata Solutions, Inc.                                8,530     580,978
*   MEDNAX, Inc.                                           11,228     592,951
    Medtronic P.L.C.                                      180,778  15,527,022
    Merck & Co., Inc.                                     357,324  21,171,447
#   Meridian Bioscience, Inc.                               8,963     140,271
*   Merit Medical Systems, Inc.                             7,199     334,394
*   Mettler-Toledo International, Inc.                      3,400   2,295,884
#*  Molina Healthcare, Inc.                                 6,393     584,064
#*  Momenta Pharmaceuticals, Inc.                           4,800      81,600
*   Mylan NV                                               52,481   2,248,811

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   Myriad Genetics, Inc.                                   9,000 $   331,920
    National HealthCare Corp.                               1,000      62,370
    National Research Corp. Class A                           600      22,590
    National Research Corp. Class B                           100       5,602
*   Natus Medical, Inc.                                     4,206     130,596
#*  Nektar Therapeutics                                    20,169   1,686,330
*   Neogen Corp.                                            2,014     118,886
#*  Neurocrine Biosciences, Inc.                           11,646     995,384
#*  NewLink Genetics Corp.                                  2,512      20,724
#*  NuVasive, Inc.                                          6,017     294,051
*   Nuvectra Corp.                                            916       7,438
*   Omnicell, Inc.                                          5,051     247,752
#*  OPKO Health, Inc.                                      37,042     165,207
*   OraSure Technologies, Inc.                             10,193     221,800
*   Orthofix International NV                               2,122     121,888
#   Owens & Minor, Inc.                                     6,767     142,513
#   Patterson Cos., Inc.                                   10,936     392,493
#*  PDL BioPharma, Inc.                                    14,616      40,340
    PerkinElmer, Inc.                                      13,500   1,082,160
#   Perrigo Co. P.L.C.                                     15,742   1,426,540
    Pfizer, Inc.                                          787,969  29,186,372
    Phibro Animal Health Corp. Class A                      3,417     116,349
*   PRA Health Sciences, Inc.                               7,026     639,788
#*  Premier, Inc. Class A                                   8,307     269,562
*   Prestige Brands Holdings, Inc.                          6,011     251,440
*   ProPhase Labs, Inc.                                         6          15
*   Providence Service Corp. (The)                          1,602     103,057
*   Quality Systems, Inc.                                   9,893     128,609
    Quest Diagnostics, Inc.                                17,526   1,854,601
*   Quidel Corp.                                            5,538     253,530
#*  Quorum Health Corp.                                     3,422      21,114
*   RadNet, Inc.                                            1,992      20,219
*   Regeneron Pharmaceuticals, Inc.                        10,167   3,727,731
*   Repligen Corp.                                          3,600     127,332
#   ResMed, Inc.                                           17,341   1,747,799
#*  Retrophin, Inc.                                         4,172      99,752
*   Rigel Pharmaceuticals, Inc.                             5,853      23,412
*   RTI Surgical, Inc.                                      5,843      26,293
#*  Sage Therapeutics, Inc.                                 5,177     982,595
#*  Sarepta Therapeutics, Inc.                              1,006      65,933
*   SeaSpine Holdings Corp.                                   866       9,517
#*  Seattle Genetics, Inc.                                 13,184     689,523
*   Select Medical Holdings Corp.                          11,059     195,744
*   Spectrum Pharmaceuticals, Inc.                          6,160     132,686
    STERIS P.L.C.                                          11,989   1,090,040
    Stryker Corp.                                          43,271   7,112,887
#*  Sucampo Pharmaceuticals, Inc. Class A                   3,016      54,137
#*  Supernus Pharmaceuticals, Inc.                          7,081     276,513
*   Surmodics, Inc.                                         1,400      41,020
*   Syneos Health, Inc.                                     8,908     341,622
#*  Taro Pharmaceutical Industries, Ltd.                    2,023     205,719
    Teleflex, Inc.                                          5,973   1,659,001
#*  Tenet Healthcare Corp.                                 16,918     319,412

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
    Thermo Fisher Scientific, Inc.                         52,907 $ 11,856,988
*   Tivity Health, Inc.                                     4,800      186,000
*   Triple-S Management Corp. Class B                       2,513       57,749
*   United Therapeutics Corp.                               5,524      712,596
    UnitedHealth Group, Inc.                              127,283   30,138,069
    Universal Health Services, Inc. Class B                11,283    1,370,884
    US Physical Therapy, Inc.                               1,602      121,672
    Utah Medical Products, Inc.                               276       24,868
*   Varex Imaging Corp.                                     4,622      196,296
*   Varian Medical Systems, Inc.                           11,557    1,473,517
*   Veeva Systems, Inc. Class A                            13,939      876,206
*   Vertex Pharmaceuticals, Inc.                           32,352    5,398,578
*   Waters Corp.                                            9,800    2,112,978
*   WellCare Health Plans, Inc.                             6,000    1,262,280
#   West Pharmaceutical Services, Inc.                      9,389      940,778
#*  Xencor, Inc.                                            2,476       56,354
    Zimmer Biomet Holdings, Inc.                           25,089    3,189,314
    Zoetis, Inc.                                           62,223    4,774,371
                                                                  ------------
Total Health Care                                                  494,192,490
                                                                  ------------
Industrials -- (10.8%)
    3M Co.                                                 78,879   19,759,189
    AAON, Inc.                                              5,518      200,855
    AAR Corp.                                               3,583      145,004
    ABM Industries, Inc.                                    8,770      333,523
*   Acacia Research Corp.                                   4,362       15,921
*   ACCO Brands Corp.                                      14,620      173,247
    Acme United Corp.                                         400        9,700
    Actuant Corp. Class A                                   7,200      178,200
#   Acuity Brands, Inc.                                     5,582      862,084
#   Advanced Drainage Systems, Inc.                         4,700      116,090
*   AECOM                                                  20,059      784,507
*   Aegion Corp.                                            6,240      156,499
*   Aerojet Rocketdyne Holdings, Inc.                      11,251      309,403
*   Aerovironment, Inc.                                     2,727      140,059
    AGCO Corp.                                              8,213      596,428
    Air Lease Corp.                                        13,393      651,168
*   Air Transport Services Group, Inc.                      8,719      216,754
    Alamo Group, Inc.                                       1,990      228,910
    Alaska Air Group, Inc.                                 16,164    1,062,460
    Albany International Corp. Class A                      4,033      255,894
#   Allegiant Travel Co.                                    1,647      262,285
    Allegion P.L.C.                                        12,131    1,044,600
#   Allison Transmission Holdings, Inc.                    19,770      874,625
    Altra Industrial Motion Corp.                           4,206      220,394
    AMERCO                                                  1,054      384,794
*   Ameresco, Inc. Class A                                  1,700       14,790
#   American Airlines Group, Inc.                          69,200    3,758,944
#   American Railcar Industries, Inc.                       1,606       62,987
*   American Woodmark Corp.                                 2,688      365,165
    AMETEK, Inc.                                           28,023    2,138,155
    AO Smith Corp.                                         19,664    1,313,162

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
Industrials -- (Continued)
#   Apogee Enterprises, Inc.                               3,751 $   170,708
    Applied Industrial Technologies, Inc.                  4,882     360,048
*   ARC Document Solutions, Inc.                           3,000       7,260
    ArcBest Corp.                                          3,000     106,650
    Arconic, Inc.                                         53,500   1,608,210
    Argan, Inc.                                            2,247      97,969
*   Armstrong Flooring, Inc.                               2,667      41,312
*   Armstrong World Industries, Inc.                       5,335     334,505
    Astec Industries, Inc.                                 2,360     147,264
*   Astronics Corp.                                        2,458     109,627
#*  Astronics Corp. Class B                                1,462      65,863
*   Atlas Air Worldwide Holdings, Inc.                     3,609     203,187
#*  Avis Budget Group, Inc.                               11,377     511,510
#*  Axon Enterprise, Inc.                                  5,800     153,468
    AZZ, Inc.                                              3,800     172,900
    Barnes Group, Inc.                                     7,772     511,320
    Barrett Business Services, Inc.                          825      57,494
*   Beacon Roofing Supply, Inc.                            9,026     546,073
*   BMC Stock Holdings, Inc.                               4,948     110,835
    Boeing Co. (The)                                      75,795  26,859,474
    Brady Corp. Class A                                    6,680     255,510
    Briggs & Stratton Corp.                                4,639     112,171
    Brink's Co. (The)                                      6,859     572,041
*   Builders FirstSource, Inc.                            15,878     340,107
    BWX Technologies, Inc.                                12,816     813,047
*   CAI International, Inc.                                1,400      39,564
    Carlisle Cos., Inc.                                    8,398     959,136
*   Casella Waste Systems, Inc. Class A                    4,538     116,082
    Caterpillar, Inc.                                     77,870  12,675,679
*   CBIZ, Inc.                                             5,600      92,400
    CECO Environmental Corp.                               1,246       5,644
#   Celadon Group, Inc.                                    3,823      21,218
#   CH Robinson Worldwide, Inc.                           17,200   1,573,112
*   Chart Industries, Inc.                                 3,701     183,459
    Chicago Bridge & Iron Co. NV                          12,665     264,319
    Cintas Corp.                                          10,900   1,836,105
    CIRCOR International, Inc.                             1,580      83,772
*   Civeo Corp.                                           11,400      39,900
*   Clean Harbors, Inc.                                    7,136     394,906
*   Colfax Corp.                                          14,328     573,407
    Columbus McKinnon Corp.                                2,000      81,900
    Comfort Systems USA, Inc.                              4,929     209,975
*   Command Security Corp.                                 1,531       4,593
*   Commercial Vehicle Group, Inc.                         2,700      33,399
*   Continental Building Products, Inc.                    5,343     152,008
    Copa Holdings SA Class A                               4,320     597,586
*   Copart, Inc.                                          28,006   1,234,224
#   Covanta Holding Corp.                                 14,735     240,917
*   Covenant Transportation Group, Inc. Class A              779      22,848
*   CPI Aerostructures, Inc.                                 541       4,815
    CRA International, Inc.                                1,100      51,073
    Crane Co.                                              7,350     734,559
*   CSW Industrials, Inc.                                    344      16,478

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    CSX Corp.                                               121,553 $ 6,900,564
    Cubic Corp.                                               2,550     148,028
    Cummins, Inc.                                            20,566   3,866,408
    Curtiss-Wright Corp.                                      5,700     744,762
    Deere & Co.                                              35,100   5,841,342
    Delta Air Lines, Inc.                                    95,139   5,401,041
#   Deluxe Corp.                                              6,298     467,752
    Donaldson Co., Inc.                                      18,412     932,752
    Douglas Dynamics, Inc.                                    3,141     129,409
    Dover Corp.                                              19,380   2,058,350
*   Ducommun, Inc.                                            1,100      32,098
    Dun & Bradstreet Corp. (The)                              5,076     628,053
*   DXP Enterprises, Inc.                                     1,275      43,618
#*  Dycom Industries, Inc.                                    3,988     465,439
    Eastern Co. (The)                                           600      16,050
    Eaton Corp. P.L.C.                                       57,036   4,789,313
*   Echo Global Logistics, Inc.                               2,925      85,410
    EMCOR Group, Inc.                                         8,359     679,420
    Emerson Electric Co.                                     82,316   5,945,685
    Encore Wire Corp.                                         3,200     161,920
    EnerSys                                                   6,500     457,015
*   Engility Holdings, Inc.                                   2,859      74,791
    Ennis, Inc.                                               2,716      54,048
    EnPro Industries, Inc.                                    3,100     272,769
#   Equifax, Inc.                                            14,483   1,809,361
    ESCO Technologies, Inc.                                   4,375     267,531
    Essendant, Inc.                                           4,517      40,879
*   Esterline Technologies Corp.                              3,500     257,425
    Expeditors International of Washington, Inc.             22,436   1,457,218
    Exponent, Inc.                                            3,054     226,454
#   Fastenal Co.                                             35,753   1,964,985
    Federal Signal Corp.                                      8,821     179,419
    FedEx Corp.                                              33,306   8,742,159
#   Flowserve Corp.                                          17,034     771,981
    Fluor Corp.                                              19,537   1,185,896
    Forrester Research, Inc.                                  1,137      49,630
    Fortive Corp.                                            40,349   3,067,331
    Fortune Brands Home & Security, Inc.                     19,072   1,352,777
    Forward Air Corp.                                         4,083     247,879
*   Franklin Covey Co.                                        1,500      43,200
    Franklin Electric Co., Inc.                               5,400     244,620
    FreightCar America, Inc.                                  1,200      18,696
*   FTI Consulting, Inc.                                      5,774     250,996
*   Fuel Tech, Inc.                                           1,700       1,938
#   GATX Corp.                                                4,700     334,358
*   Gencor Industries, Inc.                                     600      10,080
*   Generac Holdings, Inc.                                    7,928     387,917
#   General Cable Corp.                                       5,629     167,181
    General Dynamics Corp.                                   33,346   7,418,818
    General Electric Co.                                  1,136,991  18,385,144
*   Genesee & Wyoming, Inc. Class A                           9,401     750,670
*   Gibraltar Industries, Inc.                                4,240     157,304
    Global Brass & Copper Holdings, Inc.                      2,967      95,389

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
Industrials -- (Continued)
#*  Global Power Equipment Group, Inc.                     1,290 $     4,399
*   GMS, Inc.                                              4,371     149,838
*   Goldfield Corp. (The)                                  1,983       9,816
    Gorman-Rupp Co. (The)                                  2,441      69,007
*   GP Strategies Corp.                                    1,842      45,958
    Graco, Inc.                                           24,201   1,132,607
    Graham Corp.                                           1,500      32,100
    Granite Construction, Inc.                             4,185     279,098
*   Great Lakes Dredge & Dock Corp.                        6,665      31,326
#   Greenbrier Cos., Inc. (The)                            2,169     108,775
    Griffon Corp.                                          5,003     100,310
    H&E Equipment Services, Inc.                           7,853     309,251
    Hardinge, Inc.                                           700      13,202
    Harris Corp.                                          15,354   2,447,121
*   Harsco Corp.                                          11,788     211,005
#   Hawaiian Holdings, Inc.                                5,838     218,049
#*  HC2 Holdings, Inc.                                       900       5,400
*   HD Supply Holdings, Inc.                              25,171     978,900
#   Healthcare Services Group, Inc.                        8,963     494,578
#   Heartland Express, Inc.                                5,162     117,126
#   HEICO Corp.                                            4,531     363,930
    HEICO Corp. Class A                                    8,828     581,324
    Heidrick & Struggles International, Inc.               1,861      49,130
*   Herc Holdings, Inc.                                    3,876     254,731
    Herman Miller, Inc.                                    7,886     319,383
#*  Hertz Global Holdings, Inc.                            7,295     167,274
#   Hexcel Corp.                                          13,057     892,446
*   Hill International, Inc.                               4,200      23,940
    Hillenbrand, Inc.                                      8,097     358,697
    HNI Corp.                                              5,673     220,623
    Honeywell International, Inc.                         94,545  15,096,000
*   Hub Group, Inc. Class A                                4,335     208,297
    Hubbell, Inc.                                          6,730     914,943
*   Hudson Global, Inc.                                    3,600       7,668
    Huntington Ingalls Industries, Inc.                    6,291   1,494,364
    Hurco Cos., Inc.                                         883      39,867
*   Huron Consulting Group, Inc.                           2,384      95,718
    Hyster-Yale Materials Handling, Inc.                   1,066      90,280
*   ICF International, Inc.                                1,750      92,925
    IDEX Corp.                                            10,641   1,526,771
#*  IES Holdings, Inc.                                       858      15,015
    Illinois Tool Works, Inc.                             40,302   6,999,248
    Ingersoll-Rand P.L.C.                                 33,095   3,131,780
*   InnerWorkings, Inc.                                    5,543      55,485
*   Innovative Solutions & Support, Inc.                   1,906       5,909
    Insperity, Inc.                                        5,654     346,308
    Insteel Industries, Inc.                               2,000      62,660
    Interface, Inc.                                       12,469     311,102
*   Intersections, Inc.                                    1,231       2,881
    ITT, Inc.                                             10,889     609,784
    Jacobs Engineering Group, Inc.                        16,146   1,121,501
    JB Hunt Transport Services, Inc.                      11,257   1,360,183
*   JetBlue Airways Corp.                                 44,120     920,343

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   John Bean Technologies Corp.                            4,198 $   477,522
    Johnson Controls International P.L.C.                 122,217   4,782,351
    Kadant, Inc.                                            1,300     130,325
    Kaman Corp.                                             3,749     235,062
    Kansas City Southern                                   12,659   1,432,113
    KAR Auction Services, Inc.                             19,875   1,083,982
    KBR, Inc.                                              20,590     418,801
    Kelly Services, Inc. Class A                            6,029     170,681
    Kennametal, Inc.                                       11,431     557,604
*   Key Technology, Inc.                                      744      19,805
    Kforce, Inc.                                            3,290      85,376
    Kimball International, Inc. Class B                     5,500     102,135
*   Kirby Corp.                                             6,685     500,706
*   KLX, Inc.                                               6,951     491,158
#   Knight-Swift Transportation Holdings, Inc.             15,907     792,010
    Knoll, Inc.                                             5,103     117,063
    Korn/Ferry International                                6,571     292,804
#*  Kratos Defense & Security Solutions, Inc.               3,728      42,536
    L3 Technologies, Inc.                                   9,787   2,079,346
    Landstar System, Inc.                                   5,210     578,570
*   Lawson Products, Inc.                                     649      15,414
#*  Layne Christensen Co.                                   1,700      22,933
*   LB Foster Co. Class A                                     581      15,774
    Lennox International, Inc.                              5,200   1,133,132
    Lincoln Electric Holdings, Inc.                         8,460     825,442
#   Lindsay Corp.                                           1,349     120,344
    Lockheed Martin Corp.                                  33,975  12,056,029
    LSC Communications, Inc.                                3,156      43,174
    LSI Industries, Inc.                                    2,400      19,056
*   Lydall, Inc.                                            2,505     119,739
#   Macquarie Infrastructure Corp.                         10,514     697,604
*   Manitowoc Co., Inc. (The)                               7,211     289,017
    ManpowerGroup, Inc.                                     8,643   1,135,604
    Marten Transport, Ltd.                                  5,596     129,827
    Masco Corp.                                            41,826   1,867,949
*   Masonite International Corp.                            3,796     264,771
*   MasTec, Inc.                                            7,800     416,520
    Matson, Inc.                                            5,500     188,155
    Matthews International Corp. Class A                    3,280     183,680
    Maxar Technologies, Ltd.                                2,312     145,748
    McGrath RentCorp                                        2,486     118,831
*   Mercury Systems, Inc.                                   4,602     220,988
*   Meritor, Inc.                                          14,164     386,394
#*  Middleby Corp. (The)                                    7,043     959,679
*   Milacron Holdings Corp.                                 9,336     177,104
    Miller Industries, Inc.                                 1,421      37,017
*   Mistras Group, Inc.                                     1,002      21,353
    Mobile Mini, Inc.                                       7,093     268,470
*   Moog, Inc. Class A                                      3,953     356,007
*   MRC Global, Inc.                                        9,795     176,114
    MSA Safety, Inc.                                        4,181     327,414
    MSC Industrial Direct Co., Inc. Class A                 5,817     546,100
    Mueller Industries, Inc.                                5,800     191,922

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Mueller Water Products, Inc. Class A                  31,833 $  370,218
#   Multi-Color Corp.                                      2,739    212,273
*   MYR Group, Inc.                                        2,509     85,005
#   National Presto Industries, Inc.                         737     74,916
*   Navigant Consulting, Inc.                              4,323     88,708
*   Navistar International Corp.                           7,388    338,592
*   NCI Building Systems, Inc.                             3,774     69,630
    Nielsen Holdings P.L.C.                               45,211  1,691,344
*   NL Industries, Inc.                                    3,428     44,564
    NN, Inc.                                               4,940    142,272
    Nordson Corp.                                          6,470    929,868
    Norfolk Southern Corp.                                37,740  5,694,211
    Northrop Grumman Corp.                                21,419  7,293,812
#*  NOW, Inc.                                             11,296    133,180
*   NV5 Global, Inc.                                       1,450     70,688
    Old Dominion Freight Line, Inc.                        7,900  1,156,955
    Omega Flex, Inc.                                         302     18,470
*   On Assignment, Inc.                                    5,785    442,957
    Orbital ATK, Inc.                                      7,415    978,038
*   Orion Group Holdings, Inc.                             2,500     18,800
    Oshkosh Corp.                                          9,200    834,624
    Owens Corning                                         13,944  1,296,374
    PACCAR, Inc.                                          44,385  3,309,346
*   PAM Transportation Services, Inc.                        235      8,815
    Park-Ohio Holdings Corp.                               1,300     54,145
    Parker-Hannifin Corp.                                 17,426  3,509,945
*   Patrick Industries, Inc.                               3,289    210,660
    Pendrell Corp.                                            12      6,891
    Pentair P.L.C.                                        22,197  1,587,085
*   Perma-Pipe International Holdings, Inc.                1,091      9,928
*   PGT Innovations, Inc.                                  7,509    119,769
    Pitney Bowes, Inc.                                    24,413    344,467
*   Ply Gem Holdings, Inc.                                 1,394     29,901
    Powell Industries, Inc.                                  700     22,813
    Primoris Services Corp.                                3,853    100,178
*   Proto Labs, Inc.                                       4,110    449,428
    Quad/Graphics, Inc.                                    2,303     50,942
    Quanex Building Products Corp.                         3,800     78,660
*   Quanta Services, Inc.                                 20,101    773,687
    Raven Industries, Inc.                                 5,746    221,508
    Raytheon Co.                                          37,973  7,934,079
*   RBC Bearings, Inc.                                     3,951    497,826
    RCM Technologies, Inc.                                   395      2,500
    Regal Beloit Corp.                                     4,771    371,661
    Republic Services, Inc.                               31,237  2,149,106
    Resources Connection, Inc.                             4,266     69,749
*   Rexnord Corp.                                         15,137    425,501
*   Roadrunner Transportation Systems, Inc.                1,537      8,561
    Robert Half International, Inc.                       17,753  1,027,544
    Rockwell Automation, Inc.                             16,220  3,200,044
    Rockwell Collins, Inc.                                20,102  2,783,926
    Rollins, Inc.                                         12,600    621,684
    Roper Technologies, Inc.                              13,344  3,744,193

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    RPX Corp.                                               7,128 $   100,077
*   Rush Enterprises, Inc. Class A                          4,816     260,305
    Ryder System, Inc.                                      6,304     548,637
*   Saia, Inc.                                              4,202     317,461
#*  Sensata Technologies Holding NV                        23,802   1,338,862
*   SIFCO Industries, Inc.                                    100         655
    Simpson Manufacturing Co., Inc.                         6,128     359,959
#*  SiteOne Landscape Supply, Inc.                          4,819     367,015
    SkyWest, Inc.                                           5,941     331,211
#   Snap-on, Inc.                                           6,986   1,196,772
    Southwest Airlines Co.                                 81,139   4,933,251
*   SP Plus Corp.                                           2,343      90,323
    Spartan Motors, Inc.                                    3,375      45,225
*   Sparton Corp.                                             400       9,204
    Spirit Aerosystems Holdings, Inc. Class A              17,100   1,750,356
#*  Spirit Airlines, Inc.                                   8,251     347,532
*   SPX Corp.                                               7,521     235,031
*   SPX FLOW, Inc.                                          5,735     265,932
    Standex International Corp.                             1,820     191,009
    Stanley Black & Decker, Inc.                           19,797   3,290,855
    Steelcase, Inc. Class A                                13,910     216,301
*   Stericycle, Inc.                                       10,328     778,318
*   Sterling Construction Co., Inc.                         1,440      20,088
    Sun Hydraulics Corp.                                    3,335     207,037
#*  Team, Inc.                                              2,701      45,917
*   Teledyne Technologies, Inc.                             4,313     823,438
    Tennant Co.                                             3,010     202,874
    Terex Corp.                                            13,631     640,930
    Tetra Tech, Inc.                                        8,557     425,283
*   Textainer Group Holdings, Ltd.                          2,100      51,450
    Textron, Inc.                                          32,323   1,896,390
*   Thermon Group Holdings, Inc.                            2,619      60,708
    Timken Co. (The)                                        8,560     449,828
    Titan International, Inc.                              10,655     141,818
*   Titan Machinery, Inc.                                   1,496      32,149
    Toro Co. (The)                                         13,600     892,840
#   TransDigm Group, Inc.                                   6,517   2,065,302
*   TransUnion                                             19,186   1,138,881
*   Trex Co., Inc.                                          4,816     537,417
*   TriMas Corp.                                            6,804     180,986
*   TriNet Group, Inc.                                      4,241     186,053
    Trinity Industries, Inc.                               19,000     654,930
    Triton International, Ltd.                              5,967     230,326
#   Triumph Group, Inc.                                     9,229     269,025
*   TrueBlue, Inc.                                          6,946     189,973
*   Tutor Perini Corp.                                      3,160      78,210
*   Twin Disc, Inc.                                           668      19,693
*   Ultralife Corp.                                         2,100      14,280
    UniFirst Corp.                                          1,640     271,092
    Union Pacific Corp.                                   105,247  14,050,474
*   United Continental Holdings, Inc.                      39,907   2,706,493
    United Parcel Service, Inc. Class B                    89,952  11,452,689
*   United Rentals, Inc.                                   10,912   1,976,272

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    United Technologies Corp.                              99,846 $ 13,779,746
*   Univar, Inc.                                           11,753      350,945
    Universal Forest Products, Inc.                         5,700      212,781
    Universal Logistics Holdings, Inc.                        888       20,646
    US Ecology, Inc.                                        3,770      196,983
*   USA Truck, Inc.                                         1,235       24,898
*   USG Corp.                                              10,369      400,866
    Valmont Industries, Inc.                                2,900      474,440
*   Vectrus, Inc.                                           1,092       33,197
*   Verisk Analytics, Inc.                                 19,810    1,981,990
*   Veritiv Corp.                                             831       23,850
    Viad Corp.                                              3,896      221,293
*   Vicor Corp.                                             1,200       21,960
    Virco Manufacturing Corp.                               1,718        8,075
    VSE Corp.                                               1,600       79,280
#   Wabash National Corp.                                   6,947      179,441
*   WABCO Holdings, Inc.                                    7,200    1,111,608
#   Wabtec Corp.                                           11,456      928,394
*   WageWorks, Inc.                                         3,332      201,753
    Waste Management, Inc.                                 56,793    5,022,205
    Watsco, Inc.                                            3,890      699,383
    Watts Water Technologies, Inc. Class A                  3,317      264,531
*   Welbilt, Inc.                                          19,164      427,357
    Werner Enterprises, Inc.                                7,998      325,519
*   Wesco Aircraft Holdings, Inc.                           7,013       50,143
*   WESCO International, Inc.                               5,771      393,294
*   Willis Lease Finance Corp.                                400       10,800
    Woodward, Inc.                                          6,716      520,624
#   WW Grainger, Inc.                                       6,800    1,833,688
#*  XPO Logistics, Inc.                                    14,818    1,399,412
    Xylem, Inc.                                            22,233    1,606,557
*   YRC Worldwide, Inc.                                     3,260       52,062
                                                                  ------------
Total Industrials                                                  413,051,230
                                                                  ------------
Information Technology -- (23.1%)
#*  3D Systems Corp.                                       10,300      105,472
    Accenture P.L.C. Class A                               83,537   13,424,396
*   ACI Worldwide, Inc.                                    19,848      465,237
    Activision Blizzard, Inc.                              95,158    7,054,063
*   Actua Corp.                                             3,900       60,840
*   Acxiom Corp.                                            9,839      266,342
*   ADDvantage Technologies Group, Inc.                       400          592
*   Adobe Systems, Inc.                                    64,520   12,888,515
    ADTRAN, Inc.                                            5,562       88,992
*   Advanced Energy Industries, Inc.                        6,244      444,136
#*  Advanced Micro Devices, Inc.                          106,991    1,470,056
*   Agilysys, Inc.                                          2,000       24,000
*   Akamai Technologies, Inc.                              21,069    1,411,412
    Alliance Data Systems Corp.                             6,588    1,690,876
*   Alpha & Omega Semiconductor, Ltd.                       1,918       32,203
*   Alphabet, Inc. Class A                                 39,587   46,800,543
*   Alphabet, Inc. Class C                                 41,689   48,773,629

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
#*  Ambarella, Inc.                                           309 $     15,574
    Amdocs, Ltd.                                           17,972    1,229,285
    American Software, Inc. Class A                         2,676       33,530
*   Amkor Technology, Inc.                                 20,848      209,731
    Amphenol Corp. Class A                                 38,428    3,564,966
    Analog Devices, Inc.                                   48,209    4,429,443
*   Anixter International, Inc.                             4,870      407,619
*   ANSYS, Inc.                                            11,392    1,841,517
    Apple, Inc.                                           660,553  110,596,389
    Applied Materials, Inc.                               140,692    7,545,312
#*  Applied Optoelectronics, Inc.                           1,642       53,184
*   Arista Networks, Inc.                                   5,686    1,568,313
*   ARRIS International P.L.C.                             23,050      583,165
*   Arrow Electronics, Inc.                                11,300      919,142
*   Aspen Technology, Inc.                                 11,112      860,624
#*  Atlassian Corp. P.L.C. Class A                         10,726      579,097
#*  Autodesk, Inc.                                         27,106    3,133,996
    Automatic Data Processing, Inc.                        57,942    7,163,369
*   Aviat Networks, Inc.                                      506        8,228
#*  Avid Technology, Inc.                                   3,971       21,443
    Avnet, Inc.                                            16,772      712,810
    AVX Corp.                                               6,815      122,261
*   Aware, Inc.                                             2,752       12,522
*   Axcelis Technologies, Inc.                              6,777      175,524
*   AXT, Inc.                                               3,074       24,285
    Badger Meter, Inc.                                      4,800      231,360
*   Barracuda Networks, Inc.                                7,278      200,509
*   Bazaarvoice, Inc.                                      12,394       68,167
    Bel Fuse, Inc. Class B                                  1,175       24,146
    Belden, Inc.                                            5,549      470,389
*   Benchmark Electronics, Inc.                             6,470      187,306
    Black Box Corp.                                         2,047        7,165
*   Black Knight, Inc.                                     12,371      612,364
    Blackbaud, Inc.                                         7,414      710,409
*   Blackhawk Network Holdings, Inc.                        8,506      386,598
*   Blucora, Inc.                                           5,747      140,227
    Booz Allen Hamilton Holding Corp.                      20,028      784,697
*   Bottomline Technologies de, Inc.                        3,763      137,350
    Broadcom, Ltd.                                         53,837   13,353,191
    Broadridge Financial Solutions, Inc.                   14,590    1,406,622
    Brooks Automation, Inc.                                 8,686      242,339
    CA, Inc.                                               37,907    1,358,966
    Cabot Microelectronics Corp.                            4,000      407,560
*   CACI International, Inc. Class A                        3,815      536,198
*   Cadence Design Systems, Inc.                           36,622    1,642,863
*   CalAmp Corp.                                            5,287      129,426
*   Calix, Inc.                                             3,886       24,870
*   Carbonite, Inc.                                         6,862      172,922
*   Cardtronics P.L.C. Class A                              5,453      133,380
#*  Cars.com, Inc.                                         12,288      364,831
    Cass Information Systems, Inc.                          1,669       96,719
*   Cavium, Inc.                                            9,743      864,984
    CDK Global, Inc.                                       16,506    1,176,713

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    CDW Corp.                                              18,056 $ 1,350,408
*   Ceva, Inc.                                              3,116     137,104
*   Ciena Corp.                                            18,046     384,019
#*  Cimpress NV                                             3,505     446,572
*   Cirrus Logic, Inc.                                      7,925     392,842
    Cisco Systems, Inc.                                   652,305  27,096,750
*   Citrix Systems, Inc.                                   19,517   1,810,397
*   Clearfield, Inc.                                          574       7,433
    Cognex Corp.                                           22,272   1,389,105
    Cognizant Technology Solutions Corp. Class A           76,635   5,975,997
*   Coherent, Inc.                                          3,548     920,777
    Cohu, Inc.                                              3,310      75,369
#*  CommerceHub, Inc. Series A                              1,456      29,440
*   CommerceHub, Inc. Series C                              2,912      56,172
#*  CommScope Holding Co., Inc.                            28,077   1,084,615
    Communications Systems, Inc.                            1,155       4,043
*   Computer Task Group, Inc.                               1,400       7,280
    Comtech Telecommunications Corp.                        6,494     140,465
#*  Conduent, Inc.                                         23,477     385,023
*   Control4 Corp.                                          4,282     116,085
    Convergys Corp.                                        11,700     272,259
*   CoreLogic, Inc.                                        11,749     556,433
    Corning, Inc.                                         125,954   3,932,284
#*  CoStar Group, Inc.                                      4,733   1,638,139
*   Cray, Inc.                                              5,750     139,438
#*  Cree, Inc.                                             12,370     426,889
    CSG Systems International, Inc.                         4,900     221,333
    CSRA, Inc.                                             21,932     729,897
    CTS Corp.                                               5,571     153,203
#*  CyberOptics Corp.                                       1,199      18,285
#   Cypress Semiconductor Corp.                            45,797     791,830
    Daktronics, Inc.                                        4,150      38,429
*   Dell Technologies, Inc. Class V                        24,894   1,784,900
*   DHI Group, Inc.                                         4,237       7,627
#   Diebold Nixdorf, Inc.                                   9,200     169,740
*   Digi International, Inc.                                2,040      21,114
*   Diodes, Inc.                                            6,555     184,785
    Dolby Laboratories, Inc. Class A                        7,903     508,479
*   DSP Group, Inc.                                         3,109      40,728
    DST Systems, Inc.                                       8,186     682,467
    DXC Technology Co.                                     36,764   3,659,856
*   eBay, Inc.                                            132,294   5,368,491
#   Ebix, Inc.                                              2,616     214,774
*   EchoStar Corp. Class A                                  7,945     485,122
*   Edgewater Technology, Inc.                              1,000       5,980
*   Electro Scientific Industries, Inc.                     2,430      56,911
*   Electronic Arts, Inc.                                  40,040   5,083,478
*   Electronics for Imaging, Inc.                           6,167     180,323
#*  Ellie Mae, Inc.                                         5,300     495,550
#*  eMagin Corp.                                            2,210       2,984
*   Emcore Corp.                                              827       5,582
    Entegris, Inc.                                         20,172     656,599
*   Envestnet, Inc.                                         3,212     172,645

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   EPAM Systems, Inc.                                      7,536 $   885,329
*   ePlus, Inc.                                             2,095     161,734
*   Etsy, Inc.                                              5,860     109,934
*   Euronet Worldwide, Inc.                                 6,400     600,768
*   Everi Holdings, Inc.                                    5,930      45,898
*   ExlService Holdings, Inc.                               4,142     251,626
*   Extreme Networks, Inc.                                 15,841     238,090
*   F5 Networks, Inc.                                       8,448   1,221,074
*   Fabrinet                                                5,460     135,463
*   Facebook, Inc. Class A                                316,253  59,104,523
    Fair Isaac Corp.                                        4,225     729,488
*   FARO Technologies, Inc.                                 2,100     113,190
    Fidelity National Information Services, Inc.           42,973   4,398,716
#*  Finisar Corp.                                          14,575     261,767
#*  FireEye, Inc.                                          13,300     200,564
#*  First Data Corp. Class A                               45,988     813,988
*   First Solar, Inc.                                      10,039     674,320
*   Fiserv, Inc.                                           28,870   4,066,051
#*  Fitbit, Inc. Class A                                    4,204      21,651
*   FleetCor Technologies, Inc.                            12,033   2,557,012
*   Flex, Ltd.                                             69,859   1,258,161
    FLIR Systems, Inc.                                     19,256     986,100
*   FormFactor, Inc.                                       14,792     212,265
*   Fortinet, Inc.                                         20,161     928,212
*   Frequency Electronics, Inc.                               798       7,533
#*  Gartner, Inc.                                          12,002   1,665,157
    Genpact, Ltd.                                          19,693     668,380
    Global Payments, Inc.                                  20,367   2,276,623
#*  Globant SA                                              1,246      56,618
*   Glu Mobile, Inc.                                        1,098       4,107
#*  GoDaddy, Inc. Class A                                  15,820     873,739
#*  GrubHub, Inc.                                          10,957     791,643
*   GSE Systems, Inc.                                       1,745       5,759
*   GSI Technology, Inc.                                    2,032      16,317
#*  GTT Communications, Inc.                                5,314     245,241
#*  Guidewire Software, Inc.                               10,435     829,061
    Hackett Group, Inc. (The)                               5,500      88,055
#*  Harmonic, Inc.                                         10,205      37,248
    Hewlett Packard Enterprise Co.                        216,828   3,555,979
    HP, Inc.                                              228,228   5,322,277
*   IAC/InterActiveCorp                                     9,568   1,387,073
*   ID Systems, Inc.                                        1,700      12,597
*   IEC Electronics Corp.                                     638       2,475
*   II-VI, Inc.                                             6,993     298,251
#*  Infinera Corp.                                         23,990     155,215
*   Insight Enterprises, Inc.                               4,020     149,222
*   Integrated Device Technology, Inc.                     17,881     534,642
    Intel Corp.                                           620,743  29,882,568
    InterDigital, Inc.                                      4,500     351,225
*   Internap Corp.                                          1,963      32,841
    International Business Machines Corp.                 116,779  19,116,722
*   Intevac, Inc.                                           2,384      16,211
*   IntriCon Corp.                                            800      15,080

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Intuit, Inc.                                           30,714 $ 5,156,881
*   IPG Photonics Corp.                                     4,920   1,239,594
#*  Iteris, Inc.                                              600       4,056
*   Itron, Inc.                                             6,999     512,327
#   j2 Global, Inc.                                         6,183     494,578
    Jabil, Inc.                                            21,394     544,049
    Jack Henry & Associates, Inc.                          10,390   1,295,217
    Juniper Networks, Inc.                                 44,530   1,164,459
*   Kemet Corp.                                             8,818     179,534
*   Key Tronic Corp.                                          749       5,370
*   Keysight Technologies, Inc.                            25,991   1,214,300
*   Kimball Electronics, Inc.                               1,875      34,688
    KLA-Tencor Corp.                                       18,912   2,076,538
#*  Knowles Corp.                                           9,690     147,676
#*  Kopin Corp.                                             8,696      28,871
*   Kulicke & Soffa Industries, Inc.                        8,552     196,782
*   KVH Industries, Inc.                                    2,000      22,100
    Lam Research Corp.                                     21,920   4,198,118
*   Lattice Semiconductor Corp.                            18,052     117,519
*   Leaf Group, Ltd.                                          553       4,839
    Leidos Holdings, Inc.                                  18,055   1,202,463
*   Liquidity Services, Inc.                                  652       3,130
    Littelfuse, Inc.                                        3,569     775,686
    LogMeIn, Inc.                                           7,314     920,101
#*  Lumentum Holdings, Inc.                                 7,931     367,205
*   Luxoft Holding, Inc.                                    2,013     115,848
#*  MACOM Technology Solutions Holdings, Inc.               4,158     129,314
#*  MagnaChip Semiconductor Corp.                           2,100      26,250
#*  Manhattan Associates, Inc.                              8,776     463,548
    ManTech International Corp. Class A                     3,538     184,224
*   Marchex, Inc. Class B                                   3,183      10,918
    Marvell Technology Group, Ltd.                         53,022   1,237,003
    Mastercard, Inc. Class A                              124,858  21,101,002
#*  Match Group, Inc.                                      10,128     353,872
    Maxim Integrated Products, Inc.                        35,287   2,152,507
    MAXIMUS, Inc.                                           8,503     579,735
#*  MaxLinear, Inc.                                         9,642     248,667
#*  Maxwell Technologies, Inc.                                703       4,070
#   Mesa Laboratories, Inc.                                   300      42,453
    Methode Electronics, Inc.                               5,669     231,579
#   Microchip Technology, Inc.                             29,998   2,856,410
*   Micron Technology, Inc.                               151,307   6,615,142
*   Microsemi Corp.                                        16,596   1,025,467
    Microsoft Corp.                                       979,315  93,044,718
*   MicroStrategy, Inc. Class A                             1,168     160,869
    MKS Instruments, Inc.                                   7,490     766,227
*   ModusLink Global Solutions, Inc.                        5,100      11,373
*   MoneyGram International, Inc.                           1,383      16,707
    Monolithic Power Systems, Inc.                          4,632     551,764
    Monotype Imaging Holdings, Inc.                         4,300     102,985
    Motorola Solutions, Inc.                               19,841   1,973,386
    MTS Systems Corp.                                       3,390     175,772
*   Nanometrics, Inc.                                       6,070     150,354

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    National Instruments Corp.                             14,365 $   717,388
#*  NCR Corp.                                              16,791     629,830
#*  NeoPhotonics Corp.                                      3,780      21,206
    NetApp, Inc.                                           35,539   2,185,648
*   NETGEAR, Inc.                                           3,951     275,385
*   Netscout Systems, Inc.                                 11,014     313,899
#   NIC, Inc.                                               8,518     141,399
*   Novanta, Inc.                                           4,534     262,519
*   Nuance Communications, Inc.                            33,216     591,577
#*  Nutanix, Inc. Class A                                  10,620     340,902
    NVIDIA Corp.                                           80,623  19,817,133
#*  Oclaro, Inc.                                           16,500      98,010
*   ON Semiconductor Corp.                                 51,612   1,276,881
*   Optical Cable Corp.                                     1,300       3,055
    Oracle Corp.                                          410,580  21,181,822
*   OSI Systems, Inc.                                       2,078     137,314
#*  Palo Alto Networks, Inc.                               11,581   1,828,292
*   PAR Technology Corp.                                    1,750      15,050
    Park Electrochemical Corp.                              2,544      46,555
    Paychex, Inc.                                          40,914   2,792,380
#*  Paycom Software, Inc.                                   5,622     515,200
*   Paylocity Holding Corp.                                 2,695     140,922
*   PayPal Holdings, Inc.                                 149,346  12,742,201
    PC Connection, Inc.                                     1,900      49,780
    PC-Tel, Inc.                                            2,700      19,332
*   PCM, Inc.                                               1,468      12,992
#*  PDF Solutions, Inc.                                     3,109      42,531
    Pegasystems, Inc.                                       4,961     252,267
*   Perceptron, Inc.                                          528       5,502
*   Perficient, Inc.                                        2,556      49,510
*   Photronics, Inc.                                        5,488      46,099
    Plantronics, Inc.                                       4,499     265,396
*   Plexus Corp.                                            3,889     232,368
    Power Integrations, Inc.                                4,366     326,140
*   PRGX Global, Inc.                                       2,100      15,960
    Progress Software Corp.                                 6,750     336,352
#*  Proofpoint, Inc.                                        5,684     579,882
*   PTC, Inc.                                              14,595   1,060,765
    QAD, Inc. Class A                                         739      31,851
    QAD, Inc. Class B                                         184       6,136
*   Qorvo, Inc.                                            16,501   1,184,277
    QUALCOMM, Inc.                                        190,935  13,031,314
*   Qualys, Inc.                                            2,750     171,875
*   QuinStreet, Inc.                                        2,500      23,325
*   Qumu Corp.                                              1,254       2,282
#*  Radisys Corp.                                           2,460       2,140
*   Rambus, Inc.                                           11,313     142,883
*   RealNetworks, Inc.                                      3,050       9,455
#*  RealPage, Inc.                                          7,054     350,936
#*  Red Hat, Inc.                                          22,417   2,945,145
    Reis, Inc.                                              1,130      23,448
*   Ribbon Communications, Inc.                             7,000      48,860
*   RingCentral, Inc. Class A                               1,900     103,170

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Rogers Corp.                                            2,468 $   406,677
*   Rosetta Stone, Inc.                                     1,296      16,563
*   Rubicon Project, Inc. (The)                             1,283       2,463
*   Rudolph Technologies, Inc.                              6,603     172,999
#   Sabre Corp.                                            23,754     493,371
*   salesforce.com, Inc.                                   89,169  10,157,241
*   Sanmina Corp.                                           8,298     216,993
*   ScanSource, Inc.                                        2,184      74,693
    Science Applications International Corp.                5,128     393,061
*   Seachange International, Inc.                           3,000       9,990
#   Seagate Technology P.L.C.                              35,310   1,949,112
*   Semtech Corp.                                           9,964     356,711
#*  ServiceNow, Inc.                                       22,805   3,394,980
#*  Shutterstock, Inc.                                      1,762      77,986
*   Sigma Designs, Inc.                                     2,500      14,125
*   Silicon Laboratories, Inc.                              5,917     569,215
#   Skyworks Solutions, Inc.                               23,303   2,265,285
#*  Splunk, Inc.                                           17,800   1,644,186
#*  Square, Inc. Class A                                   25,640   1,202,772
    SS&C Technologies Holdings, Inc.                       21,362   1,074,081
#*  Stamps.com, Inc.                                        2,290     466,816
*   StarTek, Inc.                                           2,385      29,813
#*  Stratasys, Ltd.                                         5,216     111,570
#*  SunPower Corp.                                          5,642      44,741
*   Super Micro Computer, Inc.                              3,909      89,223
*   Sykes Enterprises, Inc.                                 6,423     199,241
#   Symantec Corp.                                         78,441   2,135,948
#*  Synaptics, Inc.                                         4,600     199,364
#*  Synchronoss Technologies, Inc.                          4,866      39,123
    SYNNEX Corp.                                            3,406     418,018
*   Synopsys, Inc.                                         19,568   1,812,192
*   Syntel, Inc.                                            4,000      90,200
    Systemax, Inc.                                            373      11,582
#*  Tableau Software, Inc. Class A                          7,788     598,196
*   Take-Two Interactive Software, Inc.                    12,802   1,621,629
    TE Connectivity, Ltd.                                  45,294   4,643,994
#*  Tech Data Corp.                                         4,313     432,465
#*  Teradata Corp.                                         15,885     643,342
    Teradyne, Inc.                                         25,310   1,160,210
    Tessco Technologies, Inc.                               1,314      28,842
    Texas Instruments, Inc.                               131,060  14,373,350
    TiVo Corp.                                             15,854     221,163
    Total System Services, Inc.                            19,883   1,766,803
    TransAct Technologies, Inc.                               600       9,000
    Travelport Worldwide, Ltd.                             22,094     300,699
*   Trimble, Inc.                                          33,593   1,481,451
    TTEC Holdings, Inc.                                     2,400      95,280
*   TTM Technologies, Inc.                                 10,121     166,895
*   Twitter, Inc.                                          74,279   1,917,141
#*  Tyler Technologies, Inc.                                4,925     992,437
#*  Ubiquiti Networks, Inc.                                 3,500     282,345
#*  Ultimate Software Group, Inc. (The)                     3,496     814,183
*   Ultra Clean Holdings, Inc.                              5,216     113,135

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
#*  Unisys Corp.                                            4,732 $     42,115
#   Universal Display Corp.                                 5,478      873,193
*   VASCO Data Security International, Inc.                   601        8,654
*   Veeco Instruments, Inc.                                 7,954      132,434
*   VeriFone Systems, Inc.                                 12,403      219,285
*   Verint Systems, Inc.                                    8,843      369,195
#*  VeriSign, Inc.                                         12,078    1,388,004
    Versum Materials, Inc.                                 15,347      564,770
#*  ViaSat, Inc.                                            5,643      426,724
*   Viavi Solutions, Inc.                                  25,300      217,074
*   Virtusa Corp.                                           3,423      152,734
#   Visa, Inc. Class A                                    241,287   29,975,084
#   Vishay Intertechnology, Inc.                           18,328      402,300
*   Vishay Precision Group, Inc.                            1,973       54,060
#*  VMware, Inc. Class A                                    9,342    1,156,446
    Wayside Technology Group, Inc.                            152        2,181
*   Web.com Group, Inc.                                     4,305      100,091
    Western Digital Corp.                                  36,834    3,277,489
#   Western Union Co. (The)                                63,452    1,319,167
#*  WEX, Inc.                                               5,140      795,723
#*  Workday, Inc. Class A                                  16,420    1,968,594
#*  Worldpay, Inc. Class A                                 20,060    1,611,019
*   Xcerra Corp.                                            4,140       41,317
    Xerox Corp.                                            29,346    1,001,579
    Xilinx, Inc.                                           32,218    2,352,558
*   XO Group, Inc.                                          4,000       76,400
    Xperi Corp.                                             5,553      124,665
#*  Yelp, Inc.                                              9,465      414,756
*   Zebra Technologies Corp. Class A                        7,337      903,625
*   Zedge, Inc. Class B                                       600        1,822
#*  Zillow Group, Inc. Class A                              6,469      289,747
#*  Zillow Group, Inc. Class C                             13,746      611,147
*   Zix Corp.                                               4,055       17,153
*   Zynga, Inc. Class A                                   117,300      419,934
                                                                  ------------
Total Information Technology                                       882,373,857
                                                                  ------------
Materials -- (3.2%)
    A Schulman, Inc.                                        3,119      121,641
*   AdvanSix, Inc.                                          3,590      141,661
    Air Products & Chemicals, Inc.                         28,994    4,881,720
#*  AK Steel Holding Corp.                                 44,840      226,890
#   Albemarle Corp.                                        14,666    1,636,579
*   Alcoa Corp.                                            23,150    1,204,263
#*  Allegheny Technologies, Inc.                           16,928      456,379
    American Vanguard Corp.                                 2,950       62,393
#   AptarGroup, Inc.                                        8,000      699,360
    Ashland Global Holdings, Inc.                           9,544      692,799
    Avery Dennison Corp.                                   11,501    1,410,943
#*  Axalta Coating Systems, Ltd.                           30,916      973,854
    Balchem Corp.                                           4,312      340,648
#   Ball Corp.                                             40,366    1,545,211
    Bemis Co., Inc.                                        12,291      574,481

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
*   Berry Global Group, Inc.                               18,781 $ 1,111,647
    Boise Cascade Co.                                       7,452     331,241
    Cabot Corp.                                             8,136     550,319
#   Calgon Carbon Corp.                                     5,900     125,965
    Carpenter Technology Corp.                              6,401     329,011
    Celanese Corp. Series A                                18,430   1,993,389
*   Century Aluminum Co.                                    6,661     148,207
    CF Industries Holdings, Inc.                           30,115   1,278,081
    Chase Corp.                                             1,300     146,055
    Chemours Co. (The)                                     24,155   1,246,881
*   Clearwater Paper Corp.                                  2,200     103,510
#*  Cleveland-Cliffs, Inc.                                 43,308     296,660
*   Coeur Mining, Inc.                                     24,021     193,129
    Commercial Metals Co.                                  14,074     338,339
#   Compass Minerals International, Inc.                    4,658     339,568
    Core Molding Technologies, Inc.                           389       8,091
*   Crown Holdings, Inc.                                   17,992   1,044,436
    Deltic Timber Corp.                                     1,282     121,175
    Domtar Corp.                                            7,486     384,481
    DowDuPont, Inc.                                       249,817  18,881,169
    Eagle Materials, Inc.                                   6,164     690,676
    Eastman Chemical Co.                                   17,099   1,695,879
    Ecolab, Inc.                                           33,359   4,592,867
*   Ferro Corp.                                            11,300     265,776
    Ferroglobe P.L.C.                                       6,858      99,167
#*  Flotek Industries, Inc.                                 5,082      27,951
    FMC Corp.                                              18,100   1,653,073
*   Freeport-McMoRan, Inc.                                174,605   3,404,798
    Friedman Industries, Inc.                                 599       3,301
    FutureFuel Corp.                                        1,256      16,830
*   GCP Applied Technologies, Inc.                          8,700     290,580
    Graphic Packaging Holding Co.                          39,100     631,465
    Greif, Inc. Class A                                     3,847     227,435
    Hawkins, Inc.                                             888      31,346
    Haynes International, Inc.                              1,800      64,440
    HB Fuller Co.                                           6,500     337,025
    Hecla Mining Co.                                       47,181     181,175
    Huntsman Corp.                                         26,384     912,095
*   Ingevity Corp.                                          5,084     368,844
    Innophos Holdings, Inc.                                 2,500     115,675
    Innospec, Inc.                                          3,975     285,405
    International Flavors & Fragrances, Inc.                9,544   1,434,463
    International Paper Co.                                52,000   3,268,720
*   Intrepid Potash, Inc.                                   5,600      21,784
    Kaiser Aluminum Corp.                                   1,800     198,432
    KapStone Paper and Packaging Corp.                      9,108     315,501
    KMG Chemicals, Inc.                                     1,500      91,125
*   Koppers Holdings, Inc.                                  4,720     216,176
*   Kraton Corp.                                            6,011     302,113
#   Kronos Worldwide, Inc.                                  2,426      66,594
*   Louisiana-Pacific Corp.                                17,000     503,370
#*  LSB Industries, Inc.                                    2,000      16,980
    LyondellBasell Industries NV Class A                   44,792   5,367,873

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Materials -- (Continued)
#   Martin Marietta Materials, Inc.                        7,785 $1,776,303
    Materion Corp.                                         4,330    215,201
#   McEwen Mining, Inc.                                   13,772     30,298
    Mercer International, Inc.                             3,588     52,744
    Minerals Technologies, Inc.                            4,300    323,145
    Monsanto Co.                                          52,188  6,356,498
    Mosaic Co. (The)                                      27,930    762,489
    Myers Industries, Inc.                                 3,889     81,669
    Neenah, Inc.                                           2,619    237,020
    NewMarket Corp.                                        1,212    481,879
    Newmont Mining Corp.                                  69,948  2,833,594
    Northern Technologies International Corp.                300      7,020
    Nucor Corp.                                           40,717  2,726,410
    Olin Corp.                                            23,348    870,413
*   OMNOVA Solutions, Inc.                                 3,300     36,300
#*  Owens-Illinois, Inc.                                  19,727    458,061
    Packaging Corp. of America                            11,700  1,469,871
    PH Glatfelter Co.                                      4,200     98,112
*   Platform Specialty Products Corp.                     23,645    276,883
    PolyOne Corp.                                         10,028    435,817
    PPG Industries, Inc.                                  32,665  3,878,315
    Praxair, Inc.                                         35,225  5,688,485
    Quaker Chemical Corp.                                  2,116    325,652
    Rayonier Advanced Materials, Inc.                      4,767     90,192
    Reliance Steel & Aluminum Co.                          9,186    804,602
#   Royal Gold, Inc.                                       7,699    685,211
    RPM International, Inc.                               18,490    965,178
    Schnitzer Steel Industries, Inc. Class A               5,069    173,360
    Schweitzer-Mauduit International, Inc.                 3,186    144,262
#   Scotts Miracle-Gro Co. (The)                           5,865    529,434
#   Sealed Air Corp.                                      23,412  1,108,558
    Sensient Technologies Corp.                            5,521    396,684
    Sherwin-Williams Co. (The)                            10,668  4,449,730
    Silgan Holdings, Inc.                                 11,200    334,768
    Sonoco Products Co.                                   11,872    644,768
#   Southern Copper Corp.                                 10,534    511,426
    Steel Dynamics, Inc.                                  29,900  1,357,460
    Stepan Co.                                             1,746    136,921
#*  Summit Materials, Inc. Class A                        11,741    375,125
*   SunCoke Energy, Inc.                                   6,923     76,845
    Synalloy Corp.                                           737     10,023
#*  TimkenSteel Corp.                                      4,280     69,293
*   Trecora Resources                                        613      8,153
    Tredegar Corp.                                         2,230     40,921
    Trinseo SA                                             5,923    488,351
    Tronox, Ltd. Class A                                  11,867    232,949
    United States Lime & Minerals, Inc.                      353     27,093
    United States Steel Corp.                             20,893    781,607
*   Universal Stainless & Alloy Products, Inc.               545     14,045
#*  US Concrete, Inc.                                      1,426    111,014
    Valvoline, Inc.                                       28,562    704,053
#   Vulcan Materials Co.                                  16,576  2,244,390
    Westlake Chemical Corp.                                5,120    576,512

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Materials -- (Continued)
    WestRock Co.                                           30,506 $  2,032,615
    Worthington Industries, Inc.                            5,920      276,819
    WR Grace & Co.                                          9,200      679,144
                                                                  ------------
Total Materials                                                    122,142,795
                                                                  ------------
Real Estate -- (0.1%)
    Alexander & Baldwin, Inc.                              10,579      280,555
*   Altisource Asset Management Corp.                         240       16,704
#*  Altisource Portfolio Solutions SA                       2,400       67,200
*   CBRE Group, Inc. Class A                               37,154    1,697,566
    Colony NorthStar, Inc. Class A                         21,618      194,130
#   Consolidated-Tomoka Land Co.                              681       45,062
#*  Forestar Group, Inc.                                      384        9,370
    HFF, Inc. Class A                                       4,757      234,092
#*  Howard Hughes Corp. (The)                               5,344      673,130
    Jones Lang LaSalle, Inc.                                6,166      964,054
    Kennedy-Wilson Holdings, Inc.                          15,273      271,096
*   Marcus & Millichap, Inc.                                1,064       34,740
    RE/MAX Holdings, Inc. Class A                           3,149      155,403
#   Realogy Holdings Corp.                                 17,722      487,532
#*  St Joe Co. (The)                                        4,493       84,468
*   Tejon Ranch Co.                                         1,978       43,140
                                                                  ------------
Total Real Estate                                                    5,258,242
                                                                  ------------
Telecommunication Services -- (1.8%)
*   Alaska Communications Systems Group, Inc.               1,400        3,248
    AT&T, Inc.                                            809,346   30,310,008
    ATN International, Inc.                                 1,149       68,205
*   Boingo Wireless, Inc.                                   6,700      162,475
    CenturyLink, Inc.                                     120,412    2,144,538
*   Cincinnati Bell, Inc.                                   7,080      122,130
#   Cogent Communications Holdings, Inc.                    5,580      251,658
#   Consolidated Communications Holdings, Inc.              8,649      107,680
#   Frontier Communications Corp.                           9,761       79,943
*   General Communication, Inc. Class A                     3,550      148,851
    IDT Corp. Class B                                       1,800       19,566
#*  Iridium Communications, Inc.                            4,218       53,569
*   ORBCOMM, Inc.                                           7,396       84,980
    Shenandoah Telecommunications Co.                       7,800      265,200
    Spok Holdings, Inc.                                     2,839       44,288
#*  Sprint Corp.                                           89,897      479,151
#*  Straight Path Communications, Inc. Class B                900      164,250
*   T-Mobile US, Inc.                                      35,703    2,324,265
    Telephone & Data Systems, Inc.                         12,395      339,995
*   United States Cellular Corp.                            1,000       36,370
    Verizon Communications, Inc.                          542,498   29,332,867
*   Vonage Holdings Corp.                                  25,192      281,898
#   Windstream Holdings, Inc.                              22,208       36,643

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Telecommunication Services -- (Continued)
#*  Zayo Group Holdings, Inc.                              19,338 $   709,705
                                                                  -----------
Total Telecommunication Services                                   67,571,483
                                                                  -----------
Utilities -- (2.7%)
#   AES Corp.                                              92,914   1,074,086
    ALLETE, Inc.                                            7,481     541,924
#   Alliant Energy Corp.                                   29,200   1,160,700
    Ameren Corp.                                           30,263   1,713,794
    American Electric Power Co., Inc.                      63,173   4,345,039
    American States Water Co.                               6,335     349,819
    American Water Works Co., Inc.                         21,747   1,808,698
#   Aqua America, Inc.                                     26,645     964,815
    Artesian Resources Corp. Class A                          471      17,512
    Atlantica Yield PLC                                     7,265     153,146
    Atmos Energy Corp.                                     15,777   1,307,913
#   Avangrid, Inc.                                          8,231     401,014
#   Avista Corp.                                            8,367     421,362
#   Black Hills Corp.                                       8,604     477,952
    California Water Service Group                          6,569     267,358
*   Calpine Corp.                                          43,292     653,276
    CenterPoint Energy, Inc.                               53,173   1,498,415
    Chesapeake Utilities Corp.                              2,134     156,849
    CMS Energy Corp.                                       33,660   1,506,285
    Connecticut Water Service, Inc.                         1,422      75,437
    Consolidated Edison, Inc.                              39,492   3,173,577
    Consolidated Water Co., Ltd.                              777      10,412
#   Dominion Energy, Inc.                                  83,053   6,348,571
    DTE Energy Co.                                         22,519   2,378,907
    Duke Energy Corp.                                      91,405   7,175,292
*   Dynegy, Inc.                                           16,335     204,514
    Edison International                                   40,668   2,542,970
    El Paso Electric Co.                                    5,373     280,471
    Entergy Corp.                                          22,900   1,802,001
#   Eversource Energy                                      41,745   2,633,692
    Exelon Corp.                                          119,954   4,619,429
#   FirstEnergy Corp.                                      53,429   1,757,814
#   Genie Energy, Ltd. Class B                              1,800       7,866
    Great Plains Energy, Inc.                              31,915     993,195
    Hawaiian Electric Industries, Inc.                     16,851     574,788
    IDACORP, Inc.                                           6,882     593,779
    MDU Resources Group, Inc.                              24,807     656,889
    MGE Energy, Inc.                                        4,689     280,402
    Middlesex Water Co.                                     1,620      61,009
#   National Fuel Gas Co.                                  10,913     608,400
    New Jersey Resources Corp.                             10,608     411,590
    NextEra Energy, Inc.                                   61,338   9,717,166
    NiSource, Inc.                                         43,875   1,082,835
    Northwest Natural Gas Co.                               3,339     191,492
    NorthWestern Corp.                                      6,038     328,105
#   NRG Energy, Inc.                                       42,392   1,102,616
#   NRG Yield, Inc. Class A                                 4,576      86,166
#   NRG Yield, Inc. Class C                                 8,330     157,437

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             OGE Energy Corp.                             27,893 $      898,155
             ONE Gas, Inc.                                 6,150        435,605
#            Ormat Technologies, Inc.                      4,395        308,002
             Otter Tail Corp.                              5,036        214,534
#            Pattern Energy Group, Inc. Class A            9,058        186,776
             PG&E Corp.                                   65,645      2,785,317
             Pinnacle West Capital Corp.                  13,915      1,112,504
             PNM Resources, Inc.                          10,346        394,183
             Portland General Electric Co.                11,307        478,851
             PPL Corp.                                    86,552      2,758,412
             Public Service Enterprise Group, Inc.        65,207      3,382,287
             RGC Resources, Inc.                             300          7,320
             SCANA Corp.                                  16,973        689,783
#            Sempra Energy                                30,196      3,231,576
             SJW Corp.                                     2,210        132,246
             South Jersey Industries, Inc.                10,188        299,935
             Southern Co. (The)                          129,208      5,828,573
             Southwest Gas Holdings, Inc.                  6,069        446,557
#            Spire, Inc.                                   5,850        389,025
             UGI Corp.                                    24,114      1,103,698
             Unitil Corp.                                  1,600         70,736
             Vectren Corp.                                10,340        626,914
#*           Vistra Energy Corp.                          33,095        645,352
#            WEC Energy Group, Inc.                       40,629      2,612,445
             Westar Energy, Inc.                          18,089        934,478
             WGL Holdings, Inc.                            6,599        555,768
             Xcel Energy, Inc.                            65,509      2,989,831
             York Water Co. (The)                            900         28,485
                                                                 --------------
Total Utilities                                                     102,224,127
                                                                 --------------
TOTAL COMMON STOCKS                                               3,633,422,347
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights           15,701         52,912
(degrees)*   Media General, Inc. Contingent Value
               Rights                                      3,778            378
(degrees)#*  Safeway Casa Ley Contingent Value Rights     26,773         27,172
(degrees)#*  Safeway PDC, LLC Contingent Value Rights     26,773              8
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    80,470
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,633,502,817
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250%    7,054,416      7,054,416
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@         DFA Short Term Investment Fund           14,885,368    172,238,591
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,931,524,939)^^            $3,812,795,824
                                                                 ==============

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            --------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary   $   489,648,708 $      7,379   --    $  489,656,087
   Consumer Staples             272,510,270           --   --       272,510,270
   Energy                       210,409,476           --   --       210,409,476
   Financials                   574,030,220        2,070   --       574,032,290
   Health Care                  494,192,490           --   --       494,192,490
   Industrials                  413,051,230           --   --       413,051,230
   Information Technology       882,373,857           --   --       882,373,857
   Materials                    122,142,795           --   --       122,142,795
   Real Estate                    5,258,242           --   --         5,258,242
   Telecommunication
     Services                    67,571,483           --   --        67,571,483
   Utilities                    102,224,127           --   --       102,224,127
Rights/Warrants                          --       80,470   --            80,470
Temporary Cash Investments        7,054,416           --   --         7,054,416
Securities Lending
  Collateral                             --  172,238,591   --       172,238,591
                            --------------- ------------   --    --------------
TOTAL                       $3,640,467,314  $172,328,510   --    $3,812,795,824
                            =============== ============   ==    ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (90.2%)

Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A                       181,395 $ 1,891,043
    A.H. Belo Corp. Class A                                69,229     339,222
    Aaron's, Inc.                                         241,466   9,873,545
    Abercrombie & Fitch Co. Class A                       274,652   5,688,043
#   Acushnet Holdings Corp.                                   708      15,187
#   Adient P.L.C.                                         139,760   9,056,448
#*  Adtalem Global Education, Inc.                        250,791  11,536,386
#   Advance Auto Parts, Inc.                                  923     107,982
    AMCON Distributing Co.                                    388      34,144
#*  America's Car-Mart, Inc.                               44,364   2,045,180
#*  American Axle & Manufacturing Holdings, Inc.          496,233   8,758,512
#   American Eagle Outfitters, Inc.                       256,487   4,616,766
*   American Public Education, Inc.                        42,294   1,074,268
    Ark Restaurants Corp.                                  11,046     281,673
*   Asbury Automotive Group, Inc.                             761      55,287
#*  Ascena Retail Group, Inc.                             244,802     528,772
#*  Ascent Capital Group, Inc. Class A                      3,007      28,356
#*  AutoNation, Inc.                                      237,398  14,296,108
#*  AV Homes, Inc.                                         42,826     723,759
*   Ballantyne Strong, Inc.                                83,735     380,994
*   Barnes & Noble Education, Inc.                         65,336     434,484
#   Barnes & Noble, Inc.                                   80,242     377,137
    Bassett Furniture Industries, Inc.                     44,555   1,512,642
    BBX Capital Corp.                                      18,799     171,259
#   Beasley Broadcast Group, Inc. Class A                  29,944     375,797
*   Beazer Homes USA, Inc.                                 11,351     210,448
#   Bed Bath & Beyond, Inc.                               308,519   7,120,619
*   Belmond, Ltd. Class A                                 284,974   3,676,165
#   Big 5 Sporting Goods Corp.                             20,596     116,367
*   Biglari Holdings, Inc.                                    843     347,898
#   BJ's Restaurants, Inc.                                 51,969   1,961,830
#*  Bojangles', Inc.                                       59,088     723,828
#*  Boot Barn Holdings, Inc.                               50,495     885,177
    Bowl America, Inc. Class A                             10,764     166,842
#   Boyd Gaming Corp.                                     179,677   7,091,851
*   Bridgepoint Education, Inc.                           115,298     891,254
#*  Build-A-Bear Workshop, Inc.                            89,058     765,899
    CalAtlantic Group, Inc.                               385,075  21,614,260
    Caleres, Inc.                                         191,145   5,665,538
    Callaway Golf Co.                                     378,120   5,584,832
*   Cambium Learning Group, Inc.                           56,997     400,119
    Canterbury Park Holding Corp.                           7,625     114,375
*   Career Education Corp.                                170,253   2,111,137
#   Carriage Services, Inc.                               139,784   3,722,448
*   Carrols Restaurant Group, Inc.                         89,357   1,112,495
#   Cato Corp. (The) Class A                                6,686      79,430
*   Cavco Industries, Inc.                                 27,848   4,264,921
*   Century Casinos, Inc.                                     501       4,584
*   Century Communities, Inc.                              75,534   2,386,874
#*  Chegg, Inc.                                            15,300     264,996
    Chico's FAS, Inc.                                     290,422   2,761,913

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Churchill Downs, Inc.                                  44,034 $11,404,806
#*  Chuy's Holdings, Inc.                                  42,600   1,128,900
    Citi Trends, Inc.                                      37,323     877,464
    Clear Channel Outdoor Holdings, Inc. Class A           31,420     152,387
    Columbia Sportswear Co.                                 9,424     703,690
#*  Conn's, Inc.                                          111,512   3,713,350
#*  Container Store Group, Inc. (The)                       9,100      43,316
#   Cooper Tire & Rubber Co.                              221,506   8,660,885
*   Cooper-Standard Holdings, Inc.                         26,793   3,338,140
#   Core-Mark Holding Co., Inc.                           203,514   4,495,624
#*  Crocs, Inc.                                           244,330   3,300,898
    Crown Crafts, Inc.                                      1,774      12,595
#   CSS Industries, Inc.                                   37,652     984,976
    Culp, Inc.                                             36,886   1,172,975
#*  Daily Journal Corp.                                       244      55,803
#*  Deckers Outdoor Corp.                                  96,421   8,264,244
*   Del Frisco's Restaurant Group, Inc.                   100,631   1,761,042
*   Del Taco Restaurants, Inc.                            123,067   1,559,259
*   Delta Apparel, Inc.                                    17,375     324,217
#*  Destination Maternity Corp.                            18,587      47,397
#   Dick's Sporting Goods, Inc.                           236,199   7,430,821
#   Dillard's, Inc. Class A                               169,983  11,484,051
#   DineEquity, Inc.                                       26,765   1,482,246
#*  Dixie Group, Inc. (The)                                77,545     271,408
*   Dorman Products, Inc.                                  34,597   2,609,998
    Dover Motorsports, Inc.                                50,189     100,378
#   Drive Shack, Inc.                                      81,651     422,952
#   DSW, Inc. Class A                                     194,009   3,886,000
#   Educational Development Corp.                           2,276      49,162
*   El Pollo Loco Holdings, Inc.                           33,208     333,740
#*  Eldorado Resorts, Inc.                                102,017   3,524,687
*   Emerson Radio Corp.                                    19,652      26,923
    Entercom Communications Corp. Class A                  40,393     446,343
    Entravision Communications Corp. Class A              132,373     919,992
    Escalade, Inc.                                         24,227     311,317
#   Ethan Allen Interiors, Inc.                            63,061   1,567,066
#*  EW Scripps Co. (The) Class A                          354,768   5,679,836
#*  Express, Inc.                                         298,550   2,083,879
#*  Fiesta Restaurant Group, Inc.                          99,966   1,919,347
    Finish Line, Inc. (The) Class A                        42,513     481,672
    Flanigan's Enterprises, Inc.                            5,016     119,882
    Flexsteel Industries, Inc.                             28,114   1,211,151
    Foot Locker, Inc.                                      62,925   3,092,764
#*  Francesca's Holdings Corp.                             59,691     347,999
#   Fred's, Inc. Class A                                   18,555      61,417
*   Full House Resorts, Inc.                               11,000      36,960
#*  G-III Apparel Group, Ltd.                             220,754   8,245,162
#*  Gaia, Inc.                                              8,931     106,725
#   GameStop Corp. Class A                                511,847   8,604,148
    Gaming Partners International Corp.                       100         979
    Gannett Co., Inc.                                     334,011   3,941,330
#*  Genesco, Inc.                                         105,383   3,672,598
    Gentex Corp.                                          105,621   2,501,105

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
           Goodyear Tire & Rubber Co. (The)                 227,697 $ 7,928,410
           Graham Holdings Co. Class B                       14,457   8,593,964
*          Gray Television, Inc.                            226,443   3,702,343
*          Gray Television, Inc. Class A                      2,809      39,326
#*         Green Brick Partners, Inc.                        13,019     145,813
#          Group 1 Automotive, Inc.                         122,299   9,594,357
#          Guess?, Inc.                                     215,916   3,966,377
#*         Habit Restaurants, Inc. (The) Class A             16,054     140,473
#          Hamilton Beach Brands Holding Co. Class A         48,866   1,256,345
(degrees)  Hamilton Beach Brands Holding Co. Class B          1,100      28,281
           Haverty Furniture Cos., Inc.                     108,607   2,421,936
           Haverty Furniture Cos., Inc. Class A                 700      15,645
*          Helen of Troy, Ltd.                              120,833  11,255,594
#*         Hemisphere Media Group, Inc.                       5,739      61,407
#*         Hibbett Sports, Inc.                              74,435   1,682,231
           Hooker Furniture Corp.                            53,234   1,977,643
#*         Horizon Global Corp.                              62,809     530,736
*          Houghton Mifflin Harcourt Co.                    230,466   1,935,914
#*         Iconix Brand Group, Inc.                         172,669     215,836
           ILG, Inc.                                        267,022   8,387,161
*          IMAX Corp.                                        18,544     368,098
           International Game Technology P.L.C.             145,862   4,240,208
           International Speedway Corp. Class A              44,364   2,058,490
#*         iRobot Corp.                                       1,711     151,851
*          J Alexander's Holdings, Inc.                      13,153     126,926
           John Wiley & Sons, Inc. Class A                   15,012     951,761
           Johnson Outdoors, Inc. Class A                    94,618   5,702,627
*          K12, Inc.                                        158,159   2,744,059
*          Kirkland's, Inc.                                  84,163     892,969
           Kohl's Corp.                                     482,977  31,282,420
*          La Quinta Holdings, Inc.                          96,180   1,916,867
           La-Z-Boy, Inc.                                   211,867   6,387,790
*          Lakeland Industries, Inc.                         25,753     363,117
           Lennar Corp. Class B                              56,225   2,847,234
#          Libbey, Inc.                                      18,496     130,767
*          Liberty Expedia Holdings, Inc. Class A            74,228   3,480,551
#          Liberty Tax, Inc.                                  9,326      96,058
*          Liberty TripAdvisor Holdings, Inc. Class A       265,010   2,332,088
*          Liberty Ventures Series A                         84,465   4,977,522
           Lifetime Brands, Inc.                             61,457   1,072,425
*          Lincoln Educational Services Corp.                 8,887      16,619
#          Lithia Motors, Inc. Class A                       73,939   9,239,417
*          Luby's, Inc.                                      82,278     251,771
*          M/I Homes, Inc.                                   95,252   3,080,450
#          Macy's, Inc.                                     679,841  17,641,874
*          Madison Square Garden Co. (The) Class A           51,810  11,182,670
           Marcus Corp. (The)                               108,304   2,815,904
#*         MarineMax, Inc.                                  136,673   3,136,645
#          Marriott Vacations Worldwide Corp.                78,912  12,020,665
#          MDC Holdings, Inc.                               148,450   5,004,249
#          Meredith Corp.                                    89,799   5,939,306
*          Meritage Homes Corp.                              93,172   4,421,011
*          Modine Manufacturing Co.                         147,459   3,443,168

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Monarch Casino & Resort, Inc.                             8,637 $   393,502
#   Monro, Inc.                                               3,107     175,546
#*  Motorcar Parts of America, Inc.                          79,754   2,170,904
#   Movado Group, Inc.                                      105,959   3,242,345
*   MSG Networks, Inc. Class A                               60,153   1,443,672
#*  Murphy USA, Inc.                                         22,484   1,918,110
    Nathan's Famous, Inc.                                     8,610     614,754
#*  Nautilus, Inc.                                           69,636     894,823
*   New Home Co., Inc. (The)                                 15,563     184,422
    New Media Investment Group, Inc.                        106,730   1,803,737
#*  New York & Co., Inc.                                     16,245      50,684
#   New York Times Co. (The) Class A                        175,153   4,072,307
    News Corp. Class A                                      447,110   7,650,052
    News Corp. Class B                                       82,837   1,445,506
    Nexstar Media Group, Inc. Class A                           358      26,886
    Office Depot, Inc.                                    1,712,640   5,566,080
*   Overstock.com, Inc.                                     160,769  11,044,830
    P&F Industries, Inc. Class A                              1,423      10,673
    Peak Resorts, Inc.                                        1,800      10,080
#   Penske Automotive Group, Inc.                           236,131  12,323,677
*   Perry Ellis International, Inc.                          81,166   1,946,361
    PICO Holdings, Inc.                                      61,148     801,039
#   Pier 1 Imports, Inc.                                    161,125     534,935
*   Pinnacle Entertainment, Inc.                              5,513     178,015
#*  Potbelly Corp.                                           71,311     862,863
    PulteGroup, Inc.                                      1,006,767  32,045,394
    PVH Corp.                                                16,256   2,520,980
#   Ralph Lauren Corp.                                       57,569   6,580,712
    RCI Hospitality Holdings, Inc.                           40,210   1,181,370
*   Reading International, Inc. Class A                      48,454     799,006
*   Reading International, Inc. Class B                       6,238     159,069
#*  Red Lion Hotels Corp.                                    85,788     896,485
#*  Red Robin Gourmet Burgers, Inc.                          59,273   3,120,723
*   Regis Corp.                                             123,167   1,960,819
    Rocky Brands, Inc.                                       19,704     338,909
    Saga Communications, Inc. Class A                        34,254   1,356,458
    Salem Media Group, Inc.                                  18,177      84,523
    Scholastic Corp.                                        148,822   5,717,741
#   Service Corp. International                              12,802     511,696
*   Shiloh Industries, Inc.                                  80,551     600,105
#   Shoe Carnival, Inc.                                     115,172   2,631,680
#*  Shutterfly, Inc.                                         12,631     860,803
#   Signet Jewelers, Ltd.                                   190,130  10,057,877
*   Skechers U.S.A., Inc. Class A                            93,500   3,851,265
#   Sonic Automotive, Inc. Class A                           70,064   1,509,879
    Speedway Motorsports, Inc.                               93,709   1,944,462
    Standard Motor Products, Inc.                           123,563   5,918,668
*   Stoneridge, Inc.                                         78,685   1,915,193
    Strattec Security Corp.                                  14,430     556,276
#   Superior Industries International, Inc.                 138,538   2,334,365
    Superior Uniform Group, Inc.                             78,672   1,853,512
#   Tailored Brands, Inc.                                     5,859     141,729
*   Tandy Leather Factory, Inc.                              46,694     343,201

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
*   Taylor Morrison Home Corp. Class A                    332,411 $  8,453,212
    TEGNA, Inc.                                           412,001    5,961,654
#   Tilly's, Inc. Class A                                  48,517      723,874
    Toll Brothers, Inc.                                   833,225   38,811,620
*   TopBuild Corp.                                         62,625    4,793,317
    Tower International, Inc.                              50,155    1,514,681
#*  Townsquare Media, Inc. Class A                         18,830      141,225
*   Trans World Entertainment Corp.                        50,790       88,883
#*  TravelCenters of America LLC                           37,369      164,424
#*  TRI Pointe Group, Inc.                                492,297    8,029,364
#*  Tuesday Morning Corp.                                  63,379      183,799
*   Unifi, Inc.                                            94,608    3,368,991
*   Universal Electronics, Inc.                            25,611    1,180,667
*   Universal Technical Institute, Inc.                     3,080        8,562
#*  Urban One, Inc.                                        33,283       61,574
#*  Urban Outfitters, Inc.                                477,160   16,275,928
*   US Auto Parts Network, Inc.                            13,892       34,035
#*  Vera Bradley, Inc.                                     59,225      550,200
#*  Vista Outdoor, Inc.                                    64,242      973,266
*   Visteon Corp.                                           7,338      954,527
#*  Vitamin Shoppe, Inc.                                   60,758      258,222
#*  VOXX International Corp.                               29,093      173,103
#   Wendy's Co. (The)                                     468,434    7,579,262
    Weyco Group, Inc.                                      17,294      535,768
#*  William Lyon Homes Class A                             97,772    2,654,510
#   Winnebago Industries, Inc.                             56,546    2,570,016
    Wolverine World Wide, Inc.                             78,722    2,584,443
*   ZAGG, Inc.                                             68,493    1,143,833
#*  Zumiez, Inc.                                           17,261      358,166
                                                                  ------------
Total Consumer Discretionary                                       752,712,298
                                                                  ------------
Consumer Staples -- (2.9%)
    Alico, Inc.                                            11,267      303,082
*   Alliance One International, Inc.                       12,644      166,269
    Andersons, Inc. (The)                                 126,005    4,296,770
#   B&G Foods, Inc.                                         2,721       89,793
*   Bridgford Foods Corp.                                   2,376       40,047
#*  Cal-Maine Foods, Inc.                                   6,788      288,829
#   Casey's General Stores, Inc.                            4,430      536,517
*   CCA Industries, Inc.                                    9,091       28,182
*   Central Garden & Pet Co.                               61,250    2,400,387
*   Central Garden & Pet Co. Class A                      176,558    6,659,768
#*  Chefs' Warehouse, Inc. (The)                           68,782    1,399,714
#   Coca-Cola Bottling Co. Consolidated                     4,253      861,318
#*  Craft Brew Alliance, Inc.                              90,069    1,742,835
*   Darling Ingredients, Inc.                             642,843   11,918,309
    Dean Foods Co.                                        278,426    2,887,278
#*  Edgewell Personal Care Co.                             12,003      677,689
#*  Farmer Brothers Co.                                    46,015    1,454,074
#   Fresh Del Monte Produce, Inc.                         253,809   12,007,704
#*  Hain Celestial Group, Inc. (The)                      181,064    6,905,781
#*  Hostess Brands, Inc.                                   88,475    1,220,955

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
    Ingles Markets, Inc. Class A                           64,005 $  2,150,568
    Ingredion, Inc.                                        19,553    2,808,593
    Inter Parfums, Inc.                                    27,619    1,259,426
    J&J Snack Foods Corp.                                     800      110,752
#   John B. Sanfilippo & Son, Inc.                         47,866    2,997,369
*   Landec Corp.                                          114,200    1,501,730
    Limoneira Co.                                           9,802      211,233
    Mannatech, Inc.                                         7,579      109,138
#   MGP Ingredients, Inc.                                  32,635    2,922,138
*   Natural Alternatives International, Inc.               24,311      271,068
*   Natural Grocers by Vitamin Cottage, Inc.               27,218      234,075
    Nature's Sunshine Products, Inc.                        4,686       56,701
    Oil-Dri Corp. of America                               28,763    1,118,593
#   Orchids Paper Products Co.                             10,341      155,735
    Pinnacle Foods, Inc.                                  115,947    7,181,757
#*  Post Holdings, Inc.                                   241,453   18,270,749
#   Sanderson Farms, Inc.                                  86,181   10,936,369
    Seaboard Corp.                                          2,639   11,442,704
*   Seneca Foods Corp. Class A                             31,350      989,092
*   Seneca Foods Corp. Class B                              1,786       57,331
#*  Smart & Final Stores, Inc.                             30,815      289,661
#   Snyder's-Lance, Inc.                                   99,442    4,970,111
    SpartanNash Co.                                       230,863    5,626,131
#   Spectrum Brands Holdings, Inc.                         23,778    2,816,742
#*  SUPERVALU, Inc.                                        32,758      518,887
#*  TreeHouse Foods, Inc.                                 100,181    4,724,536
#*  United Natural Foods, Inc.                            246,457   11,731,353
    Universal Corp.                                       108,949    5,229,552
#   Village Super Market, Inc. Class A                     22,860      536,753
#   Weis Markets, Inc.                                     53,356    2,121,435
                                                                  ------------
Total Consumer Staples                                             159,235,583
                                                                  ------------
Energy -- (6.9%)
    Adams Resources & Energy, Inc.                         23,604    1,050,378
#*  Antero Resources Corp.                                543,219   10,554,745
#   Arch Coal, Inc. Class A                                41,004    3,690,770
#   Archrock, Inc.                                        159,078    1,479,425
#*  Ardmore Shipping Corp.                                 13,851       98,342
*   Barnwell Industries, Inc.                              21,637       51,907
*   Basic Energy Services, Inc.                            84,973    1,656,124
*   Bill Barrett Corp.                                    216,360    1,109,927
*   Bonanza Creek Energy, Inc.                             24,503      686,329
#   Bristow Group, Inc.                                   129,698    1,998,646
#*  Callon Petroleum Co.                                  823,338    9,344,886
#*  Clean Energy Fuels Corp.                              213,429      335,084
*   Cloud Peak Energy, Inc.                               227,774    1,138,870
#*  CNX Resources Corp.                                   795,327   11,142,531
#*  CONSOL Energy, Inc.                                    99,415    3,224,028
#   CVR Energy, Inc.                                       10,755      384,921
*   Dawson Geophysical Co.                                  8,144       51,959
    Delek US Holdings, Inc.                               292,341   10,199,778
    DHT Holdings, Inc.                                     73,099      252,923

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#*  Diamond Offshore Drilling, Inc.                          44,902 $   793,867
#*  Dorian LPG, Ltd.                                         70,933     541,928
#*  Dril-Quip, Inc.                                         145,752   7,528,091
#*  Earthstone Energy, Inc. Class A                           1,896      18,922
#*  Eclipse Resources Corp.                                 132,562     283,683
    EnLink Midstream LLC                                    144,402   2,685,877
#   Ensco P.L.C. Class A                                    792,298   4,674,558
*   Era Group, Inc.                                          78,915     799,409
*   Exterran Corp.                                          125,763   3,632,035
#*  Extraction Oil & Gas, Inc.                               76,070   1,072,587
#*  Forum Energy Technologies, Inc.                         321,138   5,427,232
*   Geospace Technologies Corp.                              26,698     367,364
#   Green Plains, Inc.                                      135,748   2,375,590
#   Gulf Island Fabrication, Inc.                            42,671     550,456
*   Gulfport Energy Corp.                                   704,598   7,165,762
#*  Halcon Resources Corp.                                  193,784   1,548,334
    Hallador Energy Co.                                      20,593     143,739
*   Helix Energy Solutions Group, Inc.                      501,647   3,777,402
#   Helmerich & Payne, Inc.                                 299,637  21,582,853
    HollyFrontier Corp.                                     558,945  26,807,002
#*  Independence Contract Drilling, Inc.                     35,904     165,158
#*  International Seaways, Inc.                              29,344     489,751
#*  Kosmos Energy, Ltd.                                      62,184     429,691
*   Lonestar Resources US Inc. Class A                        2,502      10,158
#*  Matador Resources Co.                                   123,694   4,008,923
*   Matrix Service Co.                                       72,773   1,302,637
*   McDermott International, Inc.                         1,160,164  10,186,240
*   Mitcham Industries, Inc.                                 40,903     153,795
#   Murphy Oil Corp.                                        622,293  19,975,605
#   Nabors Industries, Ltd.                               1,158,621   9,083,589
    NACCO Industries, Inc. Class A                           24,983   1,050,535
*   Natural Gas Services Group, Inc.                         67,821   1,868,469
#*  Newpark Resources, Inc.                                 433,546   3,945,269
#*  Noble Corp. P.L.C.                                      934,453   4,382,585
#   Noble Energy, Inc.                                       25,771     786,531
*   Oasis Petroleum, Inc.                                 1,004,852   8,702,018
#   Oceaneering International, Inc.                         374,898   7,752,891
#*  Oil States International, Inc.                           37,527   1,200,864
*   Overseas Shipholding Group, Inc. Class A                 98,064     206,915
*   Pacific Ethanol, Inc.                                    34,906     146,605
    Panhandle Oil and Gas, Inc. Class A                       7,426     151,119
#*  Par Pacific Holdings, Inc.                               23,561     429,517
#*  Parker Drilling Co.                                       2,223       2,534
    Patterson-UTI Energy, Inc.                              437,381  10,330,939
    PBF Energy, Inc. Class A                                365,375  11,812,574
#*  PDC Energy, Inc.                                        106,340   5,513,729
*   Penn Virginia Corp.                                      14,973     632,460
*   PHI, Inc. Non-Voting                                      2,110      24,244
*   Pioneer Energy Services Corp.                            35,130     114,173
*   QEP Resources, Inc.                                     835,729   7,822,423
#   Range Resources Corp.                                   262,000   3,733,500
#*  Renewable Energy Group, Inc.                            195,552   2,092,406
#*  REX American Resources Corp.                             43,724   3,570,065

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Energy -- (Continued)
*   RigNet, Inc.                                          18,905 $    311,933
#*  Ring Energy, Inc.                                     92,469    1,276,072
#*  Rowan Cos. P.L.C. Class A                            481,608    7,089,270
*   RSP Permian, Inc.                                    420,616   16,690,043
#*  SandRidge Energy, Inc.                                34,856      623,574
#   Scorpio Tankers, Inc.                                678,503    1,804,818
*   SEACOR Holdings, Inc.                                 76,697    3,572,546
#*  SEACOR Marine Holdings, Inc.                          68,084    1,018,537
#   SemGroup Corp. Class A                               178,089    5,102,250
#   Ship Finance International, Ltd.                      50,913      778,969
*   SilverBow Resources, Inc.                              2,452       75,276
#   SM Energy Co.                                        431,191   10,068,310
#*  SRC Energy, Inc.                                     418,966    4,168,712
#*  Stone Energy Corp.                                     9,763      352,835
#*  Superior Energy Services, Inc.                       234,632    2,451,904
#   Targa Resources Corp.                                115,261    5,532,528
*   TETRA Technologies, Inc.                             303,499    1,165,436
#*  Transocean, Ltd.                                   1,142,696   12,329,690
*   Unit Corp.                                           197,492    4,785,231
#   US Silica Holdings, Inc.                              30,981    1,031,358
#*  Whiting Petroleum Corp.                              370,501   10,344,388
    World Fuel Services Corp.                            110,999    3,095,762
*   WPX Energy, Inc.                                     638,305    9,402,233
                                                                 ------------
Total Energy                                                      375,377,851
                                                                 ------------
Financials -- (23.8%)
    1st Constitution Bancorp                                 865       16,738
    1st Source Corp.                                     215,054   11,245,174
    A-Mark Precious Metals, Inc.                           3,456       46,621
    Access National Corp.                                 15,082      438,132
    ACNB Corp.                                               497       15,034
*   Alleghany Corp.                                        1,573      987,372
#*  Allegiance Bancshares, Inc.                            1,949       78,740
*   Ambac Financial Group, Inc.                           65,248    1,057,018
    American Equity Investment Life Holding Co.          355,327   11,725,791
    American Financial Group, Inc.                       261,744   29,666,065
    American National Bankshares, Inc.                    15,955      596,717
    American National Insurance Co.                       41,732    5,274,507
    American River Bankshares                              8,728      131,618
    Ameris Bancorp                                        72,601    3,887,784
    AMERISAFE, Inc.                                       76,521    4,648,651
    AmeriServ Financial, Inc.                             69,711      285,815
    Argo Group International Holdings, Ltd.              189,021   11,586,987
    Arrow Financial Corp.                                  2,887       94,694
    Aspen Insurance Holdings, Ltd.                       293,939   10,978,622
    Associated Banc-Corp                                 466,648   11,549,538
#   Associated Capital Group, Inc. Class A                   801       27,755
    Assurant, Inc.                                       319,133   29,194,287
    Assured Guaranty, Ltd.                               454,707   16,183,022
*   Asta Funding, Inc.                                     6,462       45,557
#   Atlantic American Corp.                                9,523       35,711
*   Atlantic Capital Bancshares, Inc.                      3,518       62,796

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Atlantic Coast Financial Corp.                          7,682 $    79,739
*   Atlanticus Holdings Corp.                              55,958     124,227
*   Atlas Financial Holdings, Inc.                          1,510      30,276
    Auburn National Bancorporation, Inc.                      513      19,289
    Axis Capital Holdings, Ltd.                           324,451  16,394,509
    Baldwin & Lyons, Inc. Class A                             276       6,356
    Baldwin & Lyons, Inc. Class B                          58,678   1,349,594
#   Banc of California, Inc.                               60,270   1,187,319
    BancFirst Corp.                                        12,902     719,287
#   Bancorp of New Jersey, Inc.                               568      10,139
*   Bancorp, Inc. (The)                                   122,289   1,292,595
    BancorpSouth Bank                                     275,023   9,227,022
    Bank Mutual Corp.                                     143,472   1,492,109
#   Bank of Commerce Holdings                               5,142      59,647
    Bank of Marin Bancorp                                   4,162     285,929
    BankFinancial Corp.                                    71,593   1,136,897
    Bankwell Financial Group, Inc.                            503      16,800
    Banner Corp.                                           63,595   3,455,752
    Bar Harbor Bankshares                                  40,043   1,122,405
    BCB Bancorp, Inc.                                       6,576      99,626
    Bear State Financial, Inc.                              9,438      96,834
#   Beneficial Bancorp, Inc.                              141,804   2,304,315
    Berkshire Hills Bancorp, Inc.                         140,827   5,344,385
#   Blue Capital Reinsurance Holdings, Ltd.                 4,806      58,393
    Blue Hills Bancorp, Inc.                               10,658     205,699
#*  BofI Holding, Inc.                                    227,512   8,183,607
    BOK Financial Corp.                                   105,640  10,214,332
    Boston Private Financial Holdings, Inc.               266,928   4,110,691
    Bridge Bancorp, Inc.                                    9,032     309,798
    Brookline Bancorp, Inc.                               227,894   3,646,304
    Bryn Mawr Bank Corp.                                   39,759   1,785,179
#*  BSB Bancorp, Inc.                                         435      13,311
    C&F Financial Corp.                                     4,795     262,526
    California First National Bancorp                      15,523     237,036
    Camden National Corp.                                  40,448   1,717,422
*   Cannae Holdings, Inc.                                  36,057     627,752
    Capital City Bank Group, Inc.                          38,104     934,691
    Capitol Federal Financial, Inc.                       406,943   5,322,814
    Carolina Financial Corp.                                4,639     191,312
    Cathay General Bancorp                                299,120  13,083,509
    CenterState Banks Corp.                                84,059   2,184,693
    Central Pacific Financial Corp.                        45,947   1,358,653
    Central Valley Community Bancorp                        2,838      55,029
    Century Bancorp, Inc. Class A                           4,500     360,675
    Charter Financial Corp.                                 5,348     102,842
#   Chemical Financial Corp.                               94,890   5,542,525
    Chemung Financial Corp.                                   306      13,669
    CIT Group, Inc.                                       127,747   6,475,495
#   Citizens & Northern Corp.                               3,751      89,274
    Citizens Community Bancorp, Inc.                       29,400     400,134
    Citizens Holding Co.                                    1,122      24,011
#*  Citizens, Inc.                                        167,031   1,324,556
#   City Holding Co.                                       14,788   1,017,414

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Clifton Bancorp, Inc.                                    27,904 $   455,672
    CNB Financial Corp.                                       5,411     145,718
    CNO Financial Group, Inc.                             1,201,584  29,546,951
*   Coastway Bancorp, Inc.                                      668      14,462
    CoBiz Financial, Inc.                                   131,357   2,635,021
    Codorus Valley Bancorp, Inc.                              6,352     173,727
    Colony Bankcorp, Inc.                                     4,653      66,771
    Columbia Banking System, Inc.                           171,011   7,367,154
#   Community Bank System, Inc.                             133,267   7,103,131
#*  Community Bankers Trust Corp.                             1,701      14,033
#   Community Financial Corp. (The)                             805      29,656
    Community Trust Bancorp, Inc.                            36,430   1,723,139
    Community West Bancshares                                16,252     193,399
    ConnectOne Bancorp, Inc.                                 66,893   1,949,931
*   Consumer Portfolio Services, Inc.                        85,246     381,902
#*  Cowen, Inc.                                              69,695     902,550
*   Customers Bancorp, Inc.                                  49,959   1,531,243
#   CVB Financial Corp.                                      52,409   1,226,371
    Dime Community Bancshares, Inc.                         103,802   1,972,238
    Donegal Group, Inc. Class A                              71,708   1,258,475
    Donegal Group, Inc. Class B                               6,421      95,031
*   E*TRADE Financial Corp.                                 203,139  10,705,425
*   Eagle Bancorp, Inc.                                         585      36,855
    East West Bancorp, Inc.                                     850      56,024
    EMC Insurance Group, Inc.                               206,253   5,826,647
    Employers Holdings, Inc.                                100,964   4,280,874
#*  Encore Capital Group, Inc.                               80,657   3,343,233
#*  Enova International, Inc.                                76,768   1,374,147
*   Enstar Group, Ltd.                                        5,360   1,112,736
    Enterprise Bancorp, Inc.                                  8,770     294,234
    Enterprise Financial Services Corp.                      42,119   2,049,089
*   Equity Bancshares, Inc. Class A                           4,773     171,876
    ESSA Bancorp, Inc.                                       22,806     367,177
#   Evans Bancorp, Inc.                                       8,953     382,741
#*  Ezcorp, Inc. Class A                                     98,000   1,156,400
    Farmers Capital Bank Corp.                                6,611     259,812
#   Farmers National Banc Corp.                               9,256     135,138
    FBL Financial Group, Inc. Class A                       126,005   8,769,948
*   FCB Financial Holdings, Inc. Class A                     76,950   4,216,860
    Federal Agricultural Mortgage Corp. Class A               2,471     188,957
    Federal Agricultural Mortgage Corp. Class C              43,772   3,512,703
    Federated National Holding Co.                           56,974     844,924
#   Fidelity Southern Corp.                                  45,067   1,079,805
    Financial Institutions, Inc.                             33,781   1,052,278
*   First Acceptance Corp.                                   90,168     104,595
    First American Financial Corp.                          291,331  17,208,922
*   First BanCorp(2296926)                                  373,392   2,240,352
    First Bancorp(2351494)                                   72,545   2,640,638
#   First Bancorp, Inc.                                      19,240     541,606
    First Bancshares, Inc. (The)                              1,164      37,423
    First Busey Corp.                                        52,057   1,612,726
    First Business Financial Services, Inc.                   6,828     167,081
    First Citizens BancShares, Inc. Class A                  22,443   9,547,477

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    First Commonwealth Financial Corp.                    285,908 $ 4,137,089
    First Community Bancshares, Inc.                       41,732   1,155,142
    First Connecticut Bancorp, Inc.                         9,617     241,868
    First Defiance Financial Corp.                         38,047   2,113,891
    First Financial Bancorp                               153,680   4,379,880
    First Financial Corp.                                  45,672   2,114,614
    First Financial Northwest, Inc.                       111,813   1,782,299
*   First Foundation, Inc.                                  8,267     160,793
    First Horizon National Corp.                          173,646   3,448,610
    First Internet Bancorp                                    469      17,564
    First Interstate Bancsystem, Inc. Class A             121,991   5,105,323
    First Merchants Corp.                                 165,434   7,140,131
    First Mid-Illinois Bancshares, Inc.                     1,514      58,289
    First Midwest Bancorp, Inc.                           337,058   8,379,262
*   First Northwest Bancorp                                 2,331      39,510
    First of Long Island Corp. (The)                          600      16,860
*   First United Corp.                                      4,138      71,794
    FirstCash, Inc.                                       104,660   7,650,646
*   Flagstar Bancorp, Inc.                                149,660   5,574,835
#   Flushing Financial Corp.                              119,416   3,362,755
    FNB Corp.                                             740,371  10,624,324
#*  Franklin Financial Network, Inc.                        3,855     124,324
    FS Bancorp, Inc.                                        1,987     113,954
#   Fulton Financial Corp.                                634,174  11,541,967
#   Gain Capital Holdings, Inc.                            29,796     217,511
*   Genworth Financial, Inc. Class A                      281,302     860,784
#   German American Bancorp, Inc.                          92,565   3,211,080
#   Glacier Bancorp, Inc.                                  96,656   3,790,848
*   Global Indemnity, Ltd.                                 60,021   2,541,889
    Great Southern Bancorp, Inc.                           29,794   1,512,046
    Great Western Bancorp, Inc.                           101,665   4,285,180
*   Green Bancorp, Inc.                                    21,560     514,206
*   Green Dot Corp. Class A                               122,316   7,493,078
#*  Greenlight Capital Re, Ltd. Class A                    70,956   1,436,859
    Guaranty Federal Bancshares, Inc.                      14,051     304,485
*   Hallmark Financial Services, Inc.                      69,665     705,706
    Hancock Holding Co.                                   214,163  11,500,553
    Hanmi Financial Corp.                                  78,310   2,466,765
    Hanover Insurance Group, Inc. (The)                   140,426  15,889,202
#*  HarborOne Bancorp, Inc.                                 1,795      33,136
#   Hawthorn Bancshares, Inc.                              11,666     244,403
#   HCI Group, Inc.                                        32,155   1,123,817
#   Heartland Financial USA, Inc.                          16,317     867,249
    Heritage Commerce Corp.                               112,748   1,805,095
    Heritage Financial Corp.                               67,629   2,082,973
#   Heritage Insurance Holdings, Inc.                      18,493     314,936
    Hilltop Holdings, Inc.                                306,847   8,036,323
#   Hingham Institution for Savings                         1,253     271,550
*   HMN Financial, Inc.                                    17,195     329,284
#   Home Bancorp, Inc.                                      5,323     228,144
    Home BancShares, Inc.                                   4,012      96,328
*   HomeStreet, Inc.                                       34,975   1,030,014
*   HomeTrust Bancshares, Inc.                             14,464     366,662

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Hope Bancorp, Inc.                                      409,436 $ 7,795,661
    HopFed Bancorp, Inc.                                     27,899     416,532
    Horace Mann Educators Corp.                             251,498  10,386,867
    Horizon Bancorp                                          30,497     928,634
#*  Howard Bancorp, Inc.                                      2,243      47,103
    Iberiabank Corp.                                        152,538  12,889,461
    Independence Holding Co.                                  1,608      47,114
    Independent Bank Corp.(2447821)                          73,364   5,234,521
    Independent Bank Corp.(2492133)                          43,229     996,428
#   Independent Bank Group, Inc.                             22,884   1,641,927
    Infinity Property & Casualty Corp.                       90,310   9,143,887
#   Interactive Brokers Group, Inc. Class A                  41,338   2,645,219
    International Bancshares Corp.                          227,506   9,441,499
#*  INTL. FCStone, Inc.                                      39,944   1,737,564
    Investment Technology Group, Inc.                        98,888   2,112,248
    Investors Bancorp, Inc.                               1,011,408  13,846,176
    Investors Title Co.                                       7,917   1,539,856
#   Janus Henderson Group P.L.C.                            202,962   7,992,644
#   Kearny Financial Corp.                                  160,351   2,212,844
    Kemper Corp.                                            183,887  11,925,072
    Kentucky First Federal Bancorp                              496       4,340
    Kingstone Cos., Inc.                                      1,214      25,433
    Ladenburg Thalmann Financial Services, Inc.              17,957      55,846
    Lake Shore Bancorp, Inc.                                  1,066      17,429
    Lakeland Bancorp, Inc.                                  136,571   2,745,077
    Lakeland Financial Corp.                                 32,815   1,577,417
    Landmark Bancorp, Inc.                                    3,112      89,003
    LCNB Corp.                                                  612      11,934
    LegacyTexas Financial Group, Inc.                       100,522   4,426,989
    Legg Mason, Inc.                                        367,311  15,654,795
    Leucadia National Corp.                                  14,822     401,232
    Macatawa Bank Corp.                                      84,693     877,419
#   Mackinac Financial Corp.                                 14,051     226,221
*   Magyar Bancorp, Inc.                                      6,751      85,468
#   Maiden Holdings, Ltd.                                   141,299     996,158
    MainSource Financial Group, Inc.                        118,760   4,673,206
*   Malvern Bancorp, Inc.                                       743      17,758
    Marlin Business Services Corp.                           61,664   1,461,437
    MB Financial, Inc.                                      211,303   9,039,542
#*  MBIA, Inc.                                              384,606   2,823,008
    MBT Financial Corp.                                      55,798     627,728
    Mercantile Bank Corp.                                    38,638   1,348,080
#   Mercury General Corp.                                    10,281     503,255
#   Meridian Bancorp, Inc.                                   97,650   1,996,942
    Meta Financial Group, Inc.                               17,309   2,025,153
*   MGIC Investment Corp.                                   394,009   5,839,213
#   Mid Penn Bancorp, Inc.                                      262       8,607
    Midland States Bancorp, Inc.                              5,132     164,686
    MidSouth Bancorp, Inc.                                   30,676     434,065
    MidWestOne Financial Group, Inc.                         18,255     603,875
*   MMA Capital Management LLC                                  500      14,125
    MSB Financial Corp.                                       3,419      60,003
    MutualFirst Financial, Inc.                              18,690     701,810

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
           National Bank Holdings Corp. Class A             65,744 $ 2,185,331
           National Bankshares, Inc.                           658      28,689
*          National Commerce Corp.                           3,668     166,344
           National General Holdings Corp.                  34,489     690,470
           National Security Group, Inc. (The)                 193       3,088
           National Western Life Group, Inc. Class A         6,145   1,990,365
#*         Nationstar Mortgage Holdings, Inc.               33,714     598,086
           Navient Corp.                                   686,695   9,785,404
           Navigators Group, Inc. (The)                    153,512   7,460,683
           NBT Bancorp, Inc.                                74,786   2,760,351
           Nelnet, Inc. Class A                            111,516   5,811,099
#          New York Community Bancorp, Inc.                329,684   4,668,325
(degrees)  NewStar Financial, Inc.                         159,703      86,240
*          Nicholas Financial, Inc.                         20,100     183,111
*          Nicolet Bankshares, Inc.                          1,079      58,579
#*         NMI Holdings, Inc. Class A                      111,940   2,054,099
#          Northeast Bancorp                                 2,676      59,809
           Northfield Bancorp, Inc.                        123,117   2,065,903
           Northrim BanCorp, Inc.                           26,314     880,203
#          Northwest Bancshares, Inc.                      333,835   5,625,120
#          Norwood Financial Corp.                           3,847     120,834
#          OceanFirst Financial Corp.                       46,224   1,222,625
           OFG Bancorp                                     124,853   1,423,324
#          Ohio Valley Banc Corp.                            1,614      66,335
#          Old Line Bancshares, Inc.                         2,048      64,860
           Old National Bancorp                            379,597   6,567,028
#          Old Republic International Corp.                876,356  18,832,890
           Old Second Bancorp, Inc.                         48,021     705,909
#*         On Deck Capital, Inc.                            33,783     152,024
*          OneMain Holdings, Inc.                           39,936   1,306,307
           Oppenheimer Holdings, Inc. Class A               12,633     347,408
           Opus Bank                                        57,156   1,548,928
           Oritani Financial Corp.                         114,378   1,910,113
           Orrstown Financial Services, Inc.                   450      11,318
*          Pacific Mercantile Bancorp                       30,749     265,979
#*         Pacific Premier Bancorp, Inc.                    17,590     716,793
           PacWest Bancorp                                 282,493  14,811,108
#          Parke Bancorp, Inc.                               3,065      61,760
           Peapack Gladstone Financial Corp.                30,092   1,068,868
           Penns Woods Bancorp, Inc.                         3,185     136,541
#          People's United Financial, Inc.               1,285,328  25,282,402
           People's Utah Bancorp                               600      18,960
#          Peoples Bancorp of North Carolina, Inc.           5,107     160,871
           Peoples Bancorp, Inc.                            44,484   1,584,075
#          Peoples Financial Services Corp.                  1,342      60,967
*          PHH Corp.                                       166,979   1,497,802
           Pinnacle Financial Partners, Inc.               103,952   6,580,162
#          Piper Jaffray Cos.                               42,749   3,945,733
           Popular, Inc.                                   203,417   8,266,867
#*         PRA Group, Inc.                                  58,127   2,078,040
           Preferred Bank                                   21,879   1,409,445
           Premier Financial Bancorp, Inc.                  20,093     382,169
           Primerica, Inc.                                  15,293   1,544,593

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    ProAssurance Corp.                                    100,392 $ 5,491,442
#   Prosperity Bancshares, Inc.                           202,126  15,321,151
    Provident Financial Holdings, Inc.                     26,149     478,527
    Provident Financial Services, Inc.                    237,681   6,253,387
    Prudential Bancorp, Inc.                                  156       2,700
    QCR Holdings, Inc.                                     10,460     458,671
    Radian Group, Inc.                                    439,207   9,693,298
*   Regional Management Corp.                              19,879     563,768
    Reinsurance Group of America, Inc.                    170,010  26,632,066
    RenaissanceRe Holdings, Ltd.                          150,298  19,108,888
#   Renasant Corp.                                        137,344   5,915,406
    Republic Bancorp, Inc. Class A                         17,545     676,184
#*  Republic First Bancorp, Inc.                            4,394      38,887
    Riverview Bancorp, Inc.                                23,458     224,728
#   RLI Corp.                                               6,138     394,428
    S&T Bancorp, Inc.                                      87,232   3,520,684
*   Safeguard Scientifics, Inc.                            34,352     429,400
    Safety Insurance Group, Inc.                           70,391   5,465,861
    Salisbury Bancorp, Inc.                                   490      21,658
    Sandy Spring Bancorp, Inc.                             95,749   3,621,227
    Santander Consumer USA Holdings, Inc.                 213,786   3,687,808
    SB Financial Group, Inc.                                1,320      23,826
*   Seacoast Banking Corp. of Florida                      19,987     515,465
*   Security National Financial Corp. Class A              11,256      49,526
#*  Select Bancorp, Inc.                                    6,103      78,729
    Selective Insurance Group, Inc.                       222,371  12,953,111
    Shore Bancshares, Inc.                                  7,315     133,279
    SI Financial Group, Inc.                               20,971     303,031
    Sierra Bancorp                                         11,634     318,539
#   Simmons First National Corp. Class A                  146,700   8,633,295
*   SLM Corp.                                              98,617   1,128,178
    South State Corp.                                      78,581   6,962,277
*   Southern First Bancshares, Inc.                        15,391     670,278
    Southern Missouri Bancorp, Inc.                         2,162      82,869
    Southern National Bancorp of Virginia, Inc.            10,934     179,208
    Southside Bancshares, Inc.                             54,601   1,874,452
    Southwest Georgia Financial Corp.                         731      15,826
    State Auto Financial Corp.                            156,663   4,663,858
    State Bank Financial Corp.                             53,193   1,622,918
#   Sterling Bancorp                                      674,193  16,686,277
    Stewart Information Services Corp.                     76,617   3,410,223
    Stifel Financial Corp.                                102,567   6,925,324
    Stock Yards Bancorp, Inc.                                 750      26,963
#   Summit Financial Group, Inc.                            1,619      41,608
    Sun Bancorp, Inc.                                      39,224     960,988
    Sussex Bancorp                                          7,441     216,533
    Synovus Financial Corp.                               292,437  14,735,900
    TCF Financial Corp.                                   534,790  11,471,245
    Territorial Bancorp, Inc.                              15,633     473,367
*   Texas Capital Bancshares, Inc.                         57,599   5,460,385
*   Third Point Reinsurance, Ltd.                          65,463     932,848
    Timberland Bancorp, Inc.                               52,391   1,461,709
    Tiptree, Inc.                                         136,453     839,186

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- --------------
Financials -- (Continued)
    Tompkins Financial Corp.                            14,598 $    1,202,437
    Towne Bank                                         145,154      4,434,440
#   Trico Bancshares                                    48,355      1,788,168
#*  TriState Capital Holdings, Inc.                     21,049        506,228
*   Triumph Bancorp, Inc.                                2,454         94,479
    TrustCo Bank Corp. NY                              207,336      1,783,090
#   Trustmark Corp.                                    243,262      7,733,299
    UMB Financial Corp.                                 25,764      1,962,702
    Umpqua Holdings Corp.                              800,263     17,325,694
*   Unico American Corp.                                35,600        297,260
#   Union Bankshares Corp.                             200,632      7,573,858
    United Bancshares, Inc.                                590         12,980
#   United Bankshares, Inc.                            213,058      7,840,534
    United Community Bancorp                               870         17,618
    United Community Banks, Inc.                       172,211      5,455,644
    United Community Financial Corp.                   169,715      1,654,721
    United Financial Bancorp, Inc.                     157,060      2,632,326
    United Fire Group, Inc.                            112,974      4,901,942
    United Insurance Holdings Corp.                     11,536        222,876
    United Security Bancshares                           1,687         18,641
    Unity Bancorp, Inc.                                 27,893        573,201
#   Universal Insurance Holdings, Inc.                  49,436      1,453,418
    Univest Corp. of Pennsylvania                       32,795        918,260
    Validus Holdings, Ltd.                             295,391     19,997,971
#   Valley National Bancorp                            620,609      7,801,055
*   Veritex Holdings, Inc.                                 913         26,030
#   Virtus Investment Partners, Inc.                    11,691      1,496,448
*   Walker & Dunlop, Inc.                               89,820      4,172,139
    Washington Federal, Inc.                           326,323     11,714,996
    Washington Trust Bancorp, Inc.                      17,053        917,451
    Waterstone Financial, Inc.                          49,921        853,649
#   Webster Financial Corp.                            209,439     11,858,436
    WesBanco, Inc.                                     208,420      8,547,304
    West Bancorporation, Inc.                           90,568      2,318,541
*   Western Alliance Bancorp                            48,874      2,866,949
    Western New England Bancorp, Inc.                  118,440      1,285,074
    White Mountains Insurance Group, Ltd.                2,199      1,846,940
    Wintrust Financial Corp.                           182,739     15,697,280
#*  World Acceptance Corp.                               3,555        419,668
    WR Berkley Corp.                                   223,655     16,322,342
    WSFS Financial Corp.                                30,861      1,576,997
    WVS Financial Corp.                                  1,304         22,129
#   Zions Bancorporation                               556,927     30,090,766
                                                               --------------
Total Financials                                                1,298,510,470
                                                               --------------
Health Care -- (4.6%)
#*  Acadia Healthcare Co., Inc.                        115,617      3,940,227
    Aceto Corp.                                        163,117      1,795,918
*   Achillion Pharmaceuticals, Inc.                    302,740        802,261
#*  Acorda Therapeutics, Inc.                          258,834      6,716,742
*   Addus HomeCare Corp.                                68,990      2,473,291
*   Adverum Biotechnologies, Inc.                       65,848        480,690

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- ----------
Health Care -- (Continued)
#*  Aeglea BioTherapeutics, Inc.                             12,397 $   80,333
*   Allscripts Healthcare Solutions, Inc.                   482,446  7,193,270
*   Almost Family, Inc.                                      61,927  3,532,935
*   Alpine Immune Sciences, Inc.                              2,695     29,915
#*  Amedisys, Inc.                                           72,097  3,865,841
*   American Shared Hospital Services                         8,624     23,285
#*  AMN Healthcare Services, Inc.                            35,119  1,884,134
#*  Amphastar Pharmaceuticals, Inc.                         106,646  1,987,881
    Analogic Corp.                                           40,132  3,326,943
*   AngioDynamics, Inc.                                     105,807  1,842,100
*   ANI Pharmaceuticals, Inc.                                 2,600    174,616
*   Anika Therapeutics, Inc.                                 68,061  4,541,030
#*  Apollo Endosurgery, Inc.                                  3,627     22,705
*   Applied Genetic Technologies Corp.                       28,719    142,159
#*  Aptevo Therapeutics, Inc.                                72,601    246,117
#*  Ardelyx, Inc.                                            31,378    227,491
*   Bio-Rad Laboratories, Inc. Class A                        5,100  1,318,503
#*  BioTelemetry, Inc.                                       66,306  2,264,350
*   Brookdale Senior Living, Inc.                           251,228  2,386,666
#*  Cambrex Corp.                                            93,143  5,248,608
#*  Cancer Genetics, Inc.                                     4,807      9,614
    Cantel Medical Corp.                                     34,427  3,818,987
#*  Capital Senior Living Corp.                              80,886    912,394
*   Cascadian Therapeutics, Inc.                             73,823    742,659
*   Catalyst Biosciences, Inc.                               12,110    307,473
#*  Celldex Therapeutics, Inc.                              218,002    601,686
*   Cesca Therapeutics, Inc.                                  5,968     16,710
*   Chimerix, Inc.                                          134,756    645,481
#*  Community Health Systems, Inc.                          106,131    599,640
*   Concert Pharmaceuticals, Inc.                             4,139     83,111
    CONMED Corp.                                            170,194  9,833,809
#*  Cross Country Healthcare, Inc.                           79,812  1,118,166
*   CryoLife, Inc.                                          106,759  2,012,407
#*  Cumberland Pharmaceuticals, Inc.                         70,966    483,278
#*  Cutera, Inc.                                             62,289  3,089,534
#*  Depomed, Inc.                                           181,779  1,336,076
    Digirad Corp.                                            50,370    118,370
#*  Diplomat Pharmacy, Inc.                                   6,853    184,962
#*  Eiger BioPharmaceuticals, Inc.                            2,029     17,551
*   Electromed, Inc.                                         18,824    105,791
#*  Emergent BioSolutions, Inc.                              51,907  2,532,543
#*  Enanta Pharmaceuticals, Inc.                             16,058  1,364,127
#   Ensign Group, Inc. (The)                                 17,389    400,469
#*  Envision Healthcare Corp.                               102,870  3,702,291
#*  Enzo Biochem, Inc.                                       72,794    535,764
#*  Esperion Therapeutics, Inc.                               1,100     79,761
#*  Evolent Health, Inc. Class A                            132,530  1,868,673
*   Exactech, Inc.                                           17,765    890,027
*   FONAR Corp.                                              10,596    260,132
*   Haemonetics Corp.                                        49,708  3,213,622
*   Halyard Health, Inc.                                    176,771  8,628,193
*   Harvard Bioscience, Inc.                                138,050    648,835
*   HealthStream, Inc.                                       53,260  1,252,675

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*   HMS Holdings Corp.                                      111,687 $ 1,913,198
#*  Horizon Pharma P.L.C.                                   600,432   8,736,286
*   ICU Medical, Inc.                                         7,144   1,635,619
#*  Impax Laboratories, Inc.                                 84,438   1,642,319
*   Integer Holdings Corp.                                  126,414   6,339,662
#*  Integra LifeSciences Holdings Corp.                      42,380   2,231,731
#*  Intra-Cellular Therapies, Inc.                           72,423   1,232,639
#   Invacare Corp.                                          111,666   2,054,654
*   IRIDEX Corp.                                             10,837      79,760
#*  K2M Group Holdings, Inc.                                  7,023     147,975
#*  Karyopharm Therapeutics, Inc.                             2,524      29,834
    Kewaunee Scientific Corp.                                11,283     327,207
*   Kindred Biosciences, Inc.                               136,401   1,193,509
    Kindred Healthcare, Inc.                                404,663   3,722,900
#*  Lannett Co., Inc.                                        82,573   1,680,361
#   LeMaitre Vascular, Inc.                                  50,529   1,758,409
*   LHC Group, Inc.                                          42,078   2,642,498
#*  LifePoint Health, Inc.                                  217,249  10,742,963
*   LivaNova P.L.C.                                           8,369     715,968
#   Luminex Corp.                                            20,256     408,969
*   Magellan Health, Inc.                                    76,461   7,615,516
*   MEDNAX, Inc.                                            118,999   6,284,337
*   MEI Pharma, Inc.                                          9,993      21,785
#*  Melinta Therapeutics, Inc.                                7,790     108,671
*   Merit Medical Systems, Inc.                              87,501   4,064,421
#   Merrimack Pharmaceuticals, Inc.                          21,842     229,341
*   Micron Solutions, Inc.                                    1,132       3,962
#*  Minerva Neurosciences, Inc.                              11,930      76,352
#*  Mirati Therapeutics, Inc.                                 6,541     169,412
#*  Misonix, Inc.                                            28,468     251,942
#*  Molina Healthcare, Inc.                                 291,138  26,598,368
#*  Myriad Genetics, Inc.                                    37,420   1,380,050
    National HealthCare Corp.                                12,982     809,687
*   Natus Medical, Inc.                                     114,130   3,543,736
#*  Nuvectra Corp.                                           50,587     410,766
*   Omnicell, Inc.                                          104,572   5,129,257
*   Ophthotech Corp.                                         36,975     107,967
*   OraSure Technologies, Inc.                               80,222   1,745,631
*   Orthofix International NV                                32,360   1,858,758
*   Otonomy, Inc.                                            73,849     428,324
*   Pain Therapeutics, Inc.                                   5,806      40,700
#*  PDL BioPharma, Inc.                                     467,888   1,291,371
*   Pfenex, Inc.                                             22,219      74,211
#*  Prestige Brands Holdings, Inc.                          176,096   7,366,096
*   Providence Service Corp. (The)                           51,433   3,308,685
#*  PTC Therapeutics, Inc.                                    4,026     105,844
#*  Quorum Health Corp.                                      77,948     480,939
#*  Repligen Corp.                                           15,741     556,759
#*  RTI Surgical, Inc.                                      177,513     798,809
*   SeaSpine Holdings Corp.                                  24,985     274,585
*   Select Medical Holdings Corp.                           266,733   4,721,174
#*  Sierra Oncology, Inc.                                    18,479      56,361
*   Spectrum Pharmaceuticals, Inc.                           46,180     994,717

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
#*  Stemline Therapeutics, Inc.                             7,479 $    119,290
*   Sucampo Pharmaceuticals, Inc. Class A                  36,738      659,447
#*  Surgery Partners, Inc.                                  7,065      109,861
*   Surmodics, Inc.                                        14,010      410,493
*   Synlogic, Inc.                                          2,389       23,818
    Teleflex, Inc.                                         18,837    5,231,977
#*  Tetraphase Pharmaceuticals, Inc.                       24,450      142,788
*   Tivity Health, Inc.                                    86,260    3,342,575
#*  Tonix Pharmaceuticals Holding Corp.                     6,101       21,842
*   Triple-S Management Corp. Class B                      83,302    1,914,280
    Utah Medical Products, Inc.                             1,047       94,335
#*  Verastem, Inc.                                          8,300       29,465
#*  Versartis, Inc.                                        81,526      163,052
*   WellCare Health Plans, Inc.                            11,235    2,363,619
*   Zafgen, Inc.                                           45,979      315,876
#*  Zogenix, Inc.                                          19,378      704,390
                                                                  ------------
Total Health Care                                                  253,754,925
                                                                  ------------
Industrials -- (19.8%)
#   AAR Corp.                                             153,489    6,211,700
#   ABM Industries, Inc.                                  162,588    6,183,222
#*  Acacia Research Corp.                                 136,621      498,667
*   ACCO Brands Corp.                                     258,640    3,064,884
    Acme United Corp.                                       5,022      121,784
#   Actuant Corp. Class A                                  63,575    1,573,481
*   AECOM                                                 587,479   22,976,304
*   Aegion Corp.                                          121,114    3,037,539
*   AeroCentury Corp.                                       6,545      103,247
#*  Aerovironment, Inc.                                    92,638    4,757,888
    AGCO Corp.                                            272,879   19,816,473
#   Air Lease Corp.                                       328,374   15,965,544
*   Air Transport Services Group, Inc.                    209,137    5,199,146
    Alamo Group, Inc.                                      66,141    7,608,199
#   Alaska Air Group, Inc.                                 55,236    3,630,662
#   Albany International Corp. Class A                     72,670    4,610,911
    Allied Motion Technologies, Inc.                       10,614      369,898
    Altra Industrial Motion Corp.                         116,843    6,122,573
#   AMERCO                                                 64,113   23,406,374
*   Ameresco, Inc. Class A                                 33,234      289,136
#   American Railcar Industries, Inc.                     107,451    4,214,228
#*  American Superconductor Corp.                           8,997       46,874
*   American Woodmark Corp.                                10,640    1,445,444
*   AMREP Corp.                                             8,943       67,877
#   Apogee Enterprises, Inc.                              107,723    4,902,474
    Applied Industrial Technologies, Inc.                 101,974    7,520,582
*   ARC Document Solutions, Inc.                           36,453       88,216
    ArcBest Corp.                                          92,311    3,281,656
    Arconic, Inc.                                          84,194    2,530,872
    Argan, Inc.                                            36,827    1,605,657
*   Armstrong Flooring, Inc.                               83,653    1,295,785
*   Arotech Corp.                                          43,588      159,096
    Astec Industries, Inc.                                 65,950    4,115,280

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Astrotech Corp.                                           5,202 $    17,479
*   Atlas Air Worldwide Holdings, Inc.                       73,153   4,118,514
#   AZZ, Inc.                                                13,558     616,889
#*  Babcock & Wilcox Enterprises, Inc.                      158,748   1,031,862
    Barnes Group, Inc.                                      135,925   8,942,506
    Barrett Business Services, Inc.                           9,363     652,507
*   Beacon Roofing Supply, Inc.                              66,669   4,033,474
*   BMC Stock Holdings, Inc.                                 10,325     231,280
    Brady Corp. Class A                                      78,318   2,995,664
    Briggs & Stratton Corp.                                 151,729   3,668,807
    Brink's Co. (The)                                         1,619     135,025
*   Broadwind Energy, Inc.                                    2,600       6,422
*   CAI International, Inc.                                  69,192   1,955,366
*   CBIZ, Inc.                                              175,900   2,902,350
#   CECO Environmental Corp.                                 43,196     195,678
#   Celadon Group, Inc.                                     127,904     709,867
*   Chart Industries, Inc.                                  152,195   7,544,306
    Chicago Bridge & Iron Co. NV                             46,000     960,020
#   Chicago Rivet & Machine Co.                               1,983      63,436
#   CIRCOR International, Inc.                               59,669   3,163,650
*   Civeo Corp.                                              95,875     335,563
*   Clean Harbors, Inc.                                     122,302   6,768,193
*   Colfax Corp.                                            327,168  13,093,263
    Columbus McKinnon Corp.                                  68,374   2,799,915
    Comfort Systems USA, Inc.                                53,059   2,260,313
*   Commercial Vehicle Group, Inc.                           80,072     990,491
    CompX International, Inc.                                 5,744      78,980
*   Continental Building Products, Inc.                      14,078     400,519
*   Continental Materials Corp.                               1,419      27,458
    Copa Holdings SA Class A                                  6,502     899,422
    Costamare, Inc.                                         134,421     876,425
#   Covanta Holding Corp.                                   116,162   1,899,249
*   Covenant Transportation Group, Inc. Class A              76,284   2,237,410
*   CPI Aerostructures, Inc.                                 28,457     253,267
    CRA International, Inc.                                  29,637   1,376,046
    Crane Co.                                                 6,758     675,395
*   CSW Industrials, Inc.                                    24,438   1,170,580
#   Cubic Corp.                                              32,588   1,891,733
    Curtiss-Wright Corp.                                    116,759  15,255,731
    DMC Global, Inc.                                         16,522     378,354
    Douglas Dynamics, Inc.                                   72,976   3,006,611
*   Ducommun, Inc.                                           41,557   1,212,633
*   DXP Enterprises, Inc.                                    38,725   1,324,782
*   Eagle Bulk Shipping, Inc.                                23,664     112,167
    Eastern Co. (The)                                        34,760     929,830
#*  Echo Global Logistics, Inc.                             141,094   4,119,945
    Ecology and Environment, Inc. Class A                     7,348      79,358
    EMCOR Group, Inc.                                        20,058   1,630,314
    Encore Wire Corp.                                       119,350   6,039,110
    EnerSys                                                  85,269   5,995,263
*   Engility Holdings, Inc.                                  50,346   1,317,051
    Ennis, Inc.                                              94,663   1,883,794
    EnPro Industries, Inc.                                   57,985   5,102,100

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    ESCO Technologies, Inc.                                  72,124 $ 4,410,383
    Espey Manufacturing & Electronics Corp.                  13,355     328,533
    Essendant, Inc.                                           7,621      68,970
*   Esterline Technologies Corp.                            138,581  10,192,633
    Federal Signal Corp.                                    321,300   6,535,242
    Fluor Corp.                                              89,999   5,462,939
    Forward Air Corp.                                        16,501   1,001,776
*   Franklin Covey Co.                                       93,603   2,695,766
    Franklin Electric Co., Inc.                              25,305   1,146,317
    FreightCar America, Inc.                                 42,347     659,766
*   FTI Consulting, Inc.                                    144,771   6,293,195
#   GATX Corp.                                              210,036  14,941,961
*   Gencor Industries, Inc.                                  52,149     876,103
#   General Cable Corp.                                      47,981   1,425,036
*   Genesee & Wyoming, Inc. Class A                         209,015  16,689,848
#*  Gibraltar Industries, Inc.                              148,815   5,521,036
#*  Goldfield Corp. (The)                                    78,517     388,659
    Gorman-Rupp Co. (The)                                   142,465   4,027,486
*   GP Strategies Corp.                                      88,980   2,220,051
    Graham Corp.                                             26,340     563,676
#   Granite Construction, Inc.                              151,342  10,092,998
*   Great Lakes Dredge & Dock Corp.                         175,423     824,488
#   Greenbrier Cos., Inc. (The)                             116,098   5,822,315
    Griffon Corp.                                           273,394   5,481,550
    H&E Equipment Services, Inc.                             73,940   2,911,757
    Hardinge, Inc.                                           45,439     856,980
#   Hawaiian Holdings, Inc.                                 120,875   4,514,681
#*  HC2 Holdings, Inc.                                        9,824      58,944
    Heidrick & Struggles International, Inc.                 73,557   1,941,905
*   Heritage-Crystal Clean, Inc.                             24,712     537,486
#*  Hertz Global Holdings, Inc.                             219,530   5,033,823
*   Hill International, Inc.                                 71,031     404,877
*   Hub Group, Inc. Class A                                 110,401   5,304,768
*   Hudson Global, Inc.                                      10,157      21,634
#*  Hudson Technologies, Inc.                                69,724     437,867
    Hurco Cos., Inc.                                         31,863   1,438,614
*   Huron Consulting Group, Inc.                             33,510   1,345,427
#*  Huttig Building Products, Inc.                           16,299     115,071
    Hyster-Yale Materials Handling, Inc.                     48,502   4,107,634
*   ICF International, Inc.                                  59,420   3,155,202
#*  IES Holdings, Inc.                                        1,429      25,008
*   InnerWorkings, Inc.                                     355,918   3,562,739
*   Innovative Solutions & Support, Inc.                      5,621      17,425
#   Insteel Industries, Inc.                                 72,966   2,286,025
#*  Intersections, Inc.                                      33,665      78,776
    ITT, Inc.                                                69,913   3,915,128
    Jacobs Engineering Group, Inc.                          471,823  32,772,826
#*  JetBlue Airways Corp.                                 1,410,800  29,429,288
    Kadant, Inc.                                             64,437   6,459,809
#   Kaman Corp.                                              71,224   4,465,745
    KAR Auction Services, Inc.                                4,496     245,212
#   KBR, Inc.                                                95,856   1,949,711
    Kelly Services, Inc. Class A                             94,419   2,673,002

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Kennametal, Inc.                                         68,587 $ 3,345,674
*   Key Technology, Inc.                                     16,715     444,953
#*  KeyW Holding Corp. (The)                                 23,911     160,204
    Kforce, Inc.                                              1,297      33,657
    Kimball International, Inc. Class B                     137,692   2,556,940
#*  Kirby Corp.                                             189,466  14,191,003
*   KLX, Inc.                                               194,735  13,759,975
#   Knight-Swift Transportation Holdings, Inc.              273,321  13,608,653
    Korn/Ferry International                                202,075   9,004,462
#*  Kratos Defense & Security Solutions, Inc.               107,983   1,232,086
*   Lawson Products, Inc.                                    25,533     606,409
#*  Layne Christensen Co.                                    25,169     339,530
*   LB Foster Co. Class A                                    30,588     830,464
*   Limbach Holdings, Inc.                                   24,773     347,070
    LS Starrett Co. (The) Class A                            10,273      85,780
    LSC Communications, Inc.                                 63,400     867,312
    LSI Industries, Inc.                                    107,947     857,099
*   Lydall, Inc.                                            102,737   4,910,829
#   Macquarie Infrastructure Corp.                           44,402   2,946,073
#*  Manitex International, Inc.                               1,256      12,874
#*  Manitowoc Co., Inc. (The)                               180,469   7,233,198
    ManpowerGroup, Inc.                                      93,355  12,265,913
    Marten Transport, Ltd.                                  380,503   8,827,670
*   MasTec, Inc.                                            222,715  11,892,981
*   Mastech Digital, Inc.                                       508       5,024
    Matson, Inc.                                            178,811   6,117,124
    Matthews International Corp. Class A                     90,445   5,064,920
#   Maxar Technologies, Ltd.                                 29,226   1,842,407
    McGrath RentCorp                                         70,821   3,385,244
#*  Mercury Systems, Inc.                                   112,774   5,415,407
    Miller Industries, Inc.                                  59,589   1,552,293
*   Mistras Group, Inc.                                      54,706   1,165,785
#   Mobile Mini, Inc.                                       198,332   7,506,866
*   Moog, Inc. Class A                                       59,123   5,324,617
*   Moog, Inc. Class B                                        3,308     295,917
*   MRC Global, Inc.                                        385,714   6,935,138
    Mueller Industries, Inc.                                157,518   5,212,271
    Mueller Water Products, Inc. Class A                    291,378   3,388,726
#   Multi-Color Corp.                                        36,176   2,803,640
*   MYR Group, Inc.                                          70,755   2,397,179
#   National Presto Industries, Inc.                          6,413     651,881
*   Navigant Consulting, Inc.                               149,224   3,062,076
#*  Nexeo Solutions, Inc.                                    19,817     186,874
*   NL Industries, Inc.                                      19,001     247,013
    NN, Inc.                                                139,284   4,011,379
#*  Northwest Pipe Co.                                       51,965     987,335
#*  NV5 Global, Inc.                                         26,948   1,313,715
*   On Assignment, Inc.                                     187,664  14,369,432
    Orbital ATK, Inc.                                        49,111   6,477,741
*   Orion Group Holdings, Inc.                               64,868     487,807
    Oshkosh Corp.                                           188,184  17,072,052
    Owens Corning                                           335,482  31,189,762
*   PAM Transportation Services, Inc.                        25,480     955,755

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Park-Ohio Holdings Corp.                               32,183 $ 1,340,422
*   Patriot Transportation Holding, Inc.                    8,714     165,566
#   Pendrell Corp.                                             16       9,189
*   Perma-Pipe International Holdings, Inc.                43,520     396,032
#*  Pioneer Power Solutions, Inc.                           1,400      10,640
    Powell Industries, Inc.                                28,800     938,592
    Preformed Line Products Co.                            18,513   1,367,370
    Primoris Services Corp.                                69,506   1,807,156
#   Quad/Graphics, Inc.                                    77,501   1,714,322
    Quanex Building Products Corp.                         99,178   2,052,985
*   Quanta Services, Inc.                                 516,102  19,864,766
*   Radiant Logistics, Inc.                               136,174     654,997
#   Raven Industries, Inc.                                 54,215   2,089,988
#*  RBC Bearings, Inc.                                      1,128     142,128
    RCM Technologies, Inc.                                 78,752     498,500
    Regal Beloit Corp.                                    140,077  10,911,998
    Resources Connection, Inc.                            111,428   1,821,848
*   Roadrunner Transportation Systems, Inc.                39,009     217,280
    RPX Corp.                                             166,846   2,342,518
*   Rush Enterprises, Inc. Class A                        197,465  10,672,983
*   Rush Enterprises, Inc. Class B                         51,902   2,637,660
    Ryder System, Inc.                                    233,530  20,324,116
*   Saia, Inc.                                            134,141  10,134,353
    Scorpio Bulkers, Inc.                                  18,881     143,496
    Servotronics, Inc.                                      7,061      73,787
#*  SIFCO Industries, Inc.                                 12,483      81,764
#   Simpson Manufacturing Co., Inc.                       108,436   6,369,531
    SkyWest, Inc.                                         240,109  13,386,077
*   SP Plus Corp.                                          61,455   2,369,090
    Spartan Motors, Inc.                                  123,989   1,661,453
*   Sparton Corp.                                          56,079   1,290,378
#*  Spirit Airlines, Inc.                                   7,467     314,510
*   SPX Corp.                                              66,528   2,079,000
*   SPX FLOW, Inc.                                         63,724   2,954,882
    Standex International Corp.                            54,396   5,708,860
    Steelcase, Inc. Class A                               206,657   3,213,516
*   Sterling Construction Co., Inc.                       101,660   1,418,157
*   Taylor Devices, Inc.                                      806       9,148
#*  Team, Inc.                                             75,924   1,290,708
*   Teledyne Technologies, Inc.                            11,391   2,174,770
    Terex Corp.                                           293,538  13,802,157
    Tetra Tech, Inc.                                      146,694   7,290,692
#*  Thermon Group Holdings, Inc.                          123,685   2,867,018
    Titan International, Inc.                             296,751   3,949,756
*   Titan Machinery, Inc.                                  88,798   1,908,269
*   TriMas Corp.                                          139,851   3,720,037
    Trinity Industries, Inc.                              637,050  21,959,113
    Triton International, Ltd.                            204,320   7,886,752
#   Triumph Group, Inc.                                   235,940   6,877,651
*   TrueBlue, Inc.                                         97,479   2,666,051
#*  Tutor Perini Corp.                                    142,444   3,525,489
*   Twin Disc, Inc.                                        43,496   1,282,262
*   Ultralife Corp.                                        50,191     341,299

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
    UniFirst Corp.                                       54,384 $    8,989,675
*   United Rentals, Inc.                                 25,248      4,572,665
    Universal Forest Products, Inc.                     262,158      9,786,358
    Universal Logistics Holdings, Inc.                   11,902        276,722
    US Ecology, Inc.                                      2,197        114,793
#*  USA Truck, Inc.                                      28,561        575,790
    Valmont Industries, Inc.                              8,234      1,347,082
*   Vectrus, Inc.                                        43,322      1,316,989
#*  Veritiv Corp.                                         9,858        282,925
    Viad Corp.                                          103,803      5,896,010
    Virco Manufacturing Corp.                            23,168        108,890
#*  Vivint Solar, Inc.                                    9,407         32,454
    VSE Corp.                                            22,413      1,110,564
#   Wabash National Corp.                               188,853      4,878,073
    Watts Water Technologies, Inc. Class A              112,276      8,954,011
#*  Welbilt, Inc.                                        91,030      2,029,969
#   Werner Enterprises, Inc.                            195,831      7,970,322
*   Wesco Aircraft Holdings, Inc.                       184,366      1,318,217
*   WESCO International, Inc.                           178,795     12,184,879
#*  Willdan Group, Inc.                                  16,551        375,046
*   Willis Lease Finance Corp.                           36,581        987,687
#*  XPO Logistics, Inc.                                 169,853     16,040,917
                                                                --------------
Total Industrials                                                1,078,593,440
                                                                --------------
Information Technology -- (10.8%)
*   Actua Corp.                                         274,276      4,278,706
*   Acxiom Corp.                                        193,829      5,246,951
    ADTRAN, Inc.                                        151,968      2,431,488
#*  Advanced Energy Industries, Inc.                      4,858        345,550
*   Agilysys, Inc.                                       82,576        990,912
*   ALJ Regional Holdings, Inc.                           3,211         10,147
*   Alpha & Omega Semiconductor, Ltd.                    76,154      1,278,626
    American Software, Inc. Class A                      19,941        249,861
*   Amkor Technology, Inc.                              949,898      9,555,974
*   Amtech Systems, Inc.                                 56,387        565,562
*   Anixter International, Inc.                          65,482      5,480,843
#*  Applied Optoelectronics, Inc.                        16,467        533,366
*   ARRIS International P.L.C.                          306,586      7,756,626
*   Arrow Electronics, Inc.                             414,304     33,699,487
    AstroNova, Inc.                                      24,972        334,625
#*  Asure Software, Inc.                                  9,040        137,408
*   Aviat Networks, Inc.                                  5,300         86,178
    Avnet, Inc.                                         440,800     18,734,000
    AVX Corp.                                           202,963      3,641,156
*   Aware, Inc.                                          53,033        241,300
*   Axcelis Technologies, Inc.                          116,642      3,021,028
*   AXT, Inc.                                           153,883      1,215,676
    Bel Fuse, Inc. Class A                                9,916        190,685
    Bel Fuse, Inc. Class B                               25,808        530,354
#   Belden, Inc.                                          6,643        563,127
*   Benchmark Electronics, Inc.                         204,163      5,910,519
    Black Box Corp.                                       6,107         21,375

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Blackhawk Network Holdings, Inc.                       10,796 $   490,678
#*  Blucora, Inc.                                         156,597   3,820,967
#*  BroadVision, Inc.                                      13,792      43,445
    Brooks Automation, Inc.                               176,037   4,911,432
*   BSQUARE Corp.                                          54,822     235,735
    Cabot Microelectronics Corp.                            4,043     411,941
*   CACI International, Inc. Class A                      127,408  17,907,194
#*  Calix, Inc.                                            43,949     281,274
#*  Cars.com, Inc.                                        181,799   5,397,612
*   Cavium, Inc.                                           21,143   1,877,076
    CCUR Holdings, Inc.                                    33,012     188,829
*   Ceva, Inc.                                                810      35,640
*   Cirrus Logic, Inc.                                    146,771   7,275,438
*   Clearfield, Inc.                                        8,287     107,317
#*  Coherent, Inc.                                         25,555   6,632,034
    Cohu, Inc.                                             83,131   1,892,893
#*  CommerceHub, Inc. Series A                              5,773     116,730
*   CommerceHub, Inc. Series C                             12,579     242,649
    Communications Systems, Inc.                           19,486      68,201
*   Computer Task Group, Inc.                              32,627     169,660
    Comtech Telecommunications Corp.                      109,168   2,361,304
#*  Control4 Corp.                                         40,177   1,089,198
#   Convergys Corp.                                       496,845  11,561,583
*   CoreLogic, Inc.                                       108,539   5,140,407
*   Cray, Inc.                                             99,658   2,416,706
#*  Cree, Inc.                                            487,345  16,818,276
    CSG Systems International, Inc.                        18,064     815,951
#   CSP, Inc.                                               5,466      95,655
    CTS Corp.                                              91,183   2,507,532
#*  CyberOptics Corp.                                      53,209     811,437
#   Cypress Semiconductor Corp.                           221,354   3,827,211
    Daktronics, Inc.                                      162,128   1,501,305
*   DHI Group, Inc.                                       157,947     284,305
*   Digi International, Inc.                              106,219   1,099,367
*   Diodes, Inc.                                          224,637   6,332,517
*   DSP Group, Inc.                                       104,784   1,372,670
*   EchoStar Corp. Class A                                164,235  10,028,189
*   Edgewater Technology, Inc.                             73,779     441,198
*   Electro Scientific Industries, Inc.                    39,117     916,120
#*  Electronics for Imaging, Inc.                         174,353   5,098,082
*   Emcore Corp.                                           50,469     340,666
    Entegris, Inc.                                        322,787  10,506,717
*   ePlus, Inc.                                            76,716   5,922,475
*   Everi Holdings, Inc.                                   15,873     122,857
*   Evolving Systems, Inc.                                  1,978      10,681
*   ExlService Holdings, Inc.                               4,788     290,871
*   Extreme Networks, Inc.                                 90,664   1,362,680
#*  Fabrinet                                              142,316   3,530,860
*   FARO Technologies, Inc.                                51,623   2,782,480
#*  Finisar Corp.                                         455,075   8,173,147
*   First Solar, Inc.                                       9,697     651,347
#*  Fitbit, Inc. Class A                                   76,471     393,826
*   Flex, Ltd.                                            229,145   4,126,901

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   FormFactor, Inc.                                      233,227 $ 3,346,807
*   Frequency Electronics, Inc.                            29,558     279,028
    GlobalSCAPE, Inc.                                       8,842      31,389
*   GSE Systems, Inc.                                      23,168      76,454
*   GSI Technology, Inc.                                   69,774     560,285
    Hackett Group, Inc. (The)                             101,110   1,618,771
#*  Harmonic, Inc.                                        382,437   1,395,895
*   ID Systems, Inc.                                       23,847     176,706
#*  II-VI, Inc.                                            77,315   3,297,485
#*  Infinera Corp.                                        318,000   2,057,460
*   Insight Enterprises, Inc.                             137,520   5,104,742
#*  Integrated Device Technology, Inc.                     28,336     847,246
#*  Internap Corp.                                         22,082     369,432
*   inTEST Corp.                                           36,997     327,423
*   Intevac, Inc.                                          44,583     303,164
*   IntriCon Corp.                                         13,375     252,119
#*  Iteris, Inc.                                              600       4,056
*   Itron, Inc.                                            32,663   2,390,932
    Jabil, Inc.                                           608,732  15,480,055
*   Kemet Corp.                                            43,270     880,977
*   Key Tronic Corp.                                       54,827     393,110
*   Kimball Electronics, Inc.                             106,107   1,962,979
#*  Knowles Corp.                                         263,595   4,017,188
*   Kulicke & Soffa Industries, Inc.                      202,921   4,669,212
*   KVH Industries, Inc.                                   85,160     941,018
#*  Lantronix, Inc.                                        11,150      24,418
#*  Lattice Semiconductor Corp.                           311,711   2,029,239
*   Leaf Group, Ltd.                                      108,124     946,085
    Leidos Holdings, Inc.                                   5,850     389,610
*   LGL Group, Inc. (The)                                  11,008      63,516
#*  Lightpath Technologies, Inc. Class A                   28,589      68,614
*   Limelight Networks, Inc.                               41,289     180,846
#*  Liquidity Services, Inc.                               81,549     391,435
    Littelfuse, Inc.                                        7,369   1,601,578
*   Luna Innovations, Inc.                                 24,153      52,654
    ManTech International Corp. Class A                   105,016   5,468,183
*   Marchex, Inc. Class B                                  73,176     250,994
    Marvell Technology Group, Ltd.                        617,215  14,399,626
#*  MaxLinear, Inc.                                         4,091     105,507
#*  Meet Group, Inc.(The)                                 291,959     805,807
    Methode Electronics, Inc.                             159,696   6,523,582
*   Microsemi Corp.                                       136,043   8,406,097
    MKS Instruments, Inc.                                 172,747  17,672,018
#*  ModusLink Global Solutions, Inc.                        7,069      15,764
    Monotype Imaging Holdings, Inc.                         8,425     201,779
#   MTS Systems Corp.                                       4,893     253,702
*   Nanometrics, Inc.                                      71,653   1,774,845
*   Napco Security Technologies, Inc.                      43,509     398,107
*   NeoPhotonics Corp.                                      2,565      14,390
#*  NETGEAR, Inc.                                          98,253   6,848,234
*   Netscout Systems, Inc.                                195,201   5,563,228
*   Novanta, Inc.                                          39,009   2,258,621
    NVE Corp.                                                 502      42,078

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#*  ON Semiconductor Corp.                                372,331 $ 9,211,469
*   Optical Cable Corp.                                    31,026      72,911
#*  OSI Systems, Inc.                                      55,815   3,688,255
*   PAR Technology Corp.                                   66,351     570,619
#   Park Electrochemical Corp.                             46,822     856,843
    PC Connection, Inc.                                   219,186   5,742,673
    PC-Tel, Inc.                                           63,475     454,481
#*  PCM, Inc.                                             111,274     984,775
#*  PDF Solutions, Inc.                                    33,969     464,696
*   Perceptron, Inc.                                       57,944     603,776
*   Perficient, Inc.                                      115,227   2,231,947
*   PFSweb, Inc.                                            2,300      16,974
*   Photronics, Inc.                                      206,978   1,738,615
*   Plexus Corp.                                           70,407   4,206,818
*   PRGX Global, Inc.                                      25,964     197,326
    Progress Software Corp.                                48,687   2,426,073
    QAD, Inc. Class B                                         465      15,508
*   QuinStreet, Inc.                                        6,320      58,966
*   Qumu Corp.                                             10,656      19,394
*   Rambus, Inc.                                          122,018   1,541,087
*   RealNetworks, Inc.                                     81,746     253,413
    Reis, Inc.                                             48,098     998,033
    RF Industries, Ltd.                                    14,951      46,348
*   Ribbon Communications, Inc.                            93,797     654,703
    Richardson Electronics, Ltd.                           31,512     255,562
*   Rogers Corp.                                           37,796   6,228,025
*   Rudolph Technologies, Inc.                            152,807   4,003,543
*   Sanmina Corp.                                         275,108   7,194,074
*   ScanSource, Inc.                                       81,089   2,773,244
*   Seachange International, Inc.                          22,495      74,908
*   Semtech Corp.                                          27,029     967,638
*   Sigma Designs, Inc.                                    48,157     272,087
*   Silicon Laboratories, Inc.                              9,636     926,983
#*  SolarEdge Technologies, Inc.                           23,675     849,932
*   StarTek, Inc.                                          38,041     475,512
#*  Stratasys, Ltd.                                       109,528   2,342,804
#*  SunPower Corp.                                          1,586      12,577
#*  Super Micro Computer, Inc.                            186,560   4,258,232
*   Sykes Enterprises, Inc.                               139,378   4,323,506
#*  Synaptics, Inc.                                        91,624   3,970,984
#*  Synchronoss Technologies, Inc.                          1,100       8,844
    SYNNEX Corp.                                          181,005  22,214,744
    Systemax, Inc.                                        237,094   7,361,769
*   Take-Two Interactive Software, Inc.                     1,164     147,444
#*  Tech Data Corp.                                       163,716  16,415,803
*   TechTarget, Inc.                                       36,182     567,334
*   Telaria, Inc.                                           9,226      46,684
*   Telenav, Inc.                                           2,107      11,905
    Teradyne, Inc.                                         46,699   2,140,682
    Tessco Technologies, Inc.                              38,808     851,836
    TiVo Corp.                                            146,767   2,047,400
*   Trio Tech International                                 3,574      23,267
#*  TTM Technologies, Inc.                                365,620   6,029,074

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
#*  Ultra Clean Holdings, Inc.                            149,186 $  3,235,844
*   VASCO Data Security International, Inc.                71,955    1,036,152
#*  Veeco Instruments, Inc.                               100,633    1,675,539
*   Verint Systems, Inc.                                   12,134      506,594
#*  ViaSat, Inc.                                            2,228      168,481
*   Viavi Solutions, Inc.                                 264,089    2,265,884
*   Virtusa Corp.                                         178,924    7,983,589
#   Vishay Intertechnology, Inc.                          434,647    9,540,502
*   Vishay Precision Group, Inc.                           43,499    1,191,873
    Wayside Technology Group, Inc.                          3,889       55,807
*   Web.com Group, Inc.                                     4,664      108,438
*   Westell Technologies, Inc. Class A                      9,700       31,525
*   Xcerra Corp.                                          117,556    1,173,209
    Xerox Corp.                                           255,173    8,709,054
*   XO Group, Inc.                                         66,256    1,265,490
#   Xperi Corp.                                           138,192    3,102,410
#*  Xplore Technologies Corp.                               8,100       22,356
    YuMe, Inc.                                             24,166       88,448
*   Zedge, Inc. Class B                                     8,025       24,365
*   Zynga, Inc. Class A                                 3,347,465   11,983,925
                                                                  ------------
Total Information Technology                                       587,448,871
                                                                  ------------
Materials -- (6.4%)
    A Schulman, Inc.                                      112,296    4,379,544
*   AgroFresh Solutions, Inc.                              15,189      114,525
#   Albemarle Corp.                                        31,915    3,561,395
*   Alcoa Corp.                                           437,568   22,762,287
#*  Allegheny Technologies, Inc.                           90,394    2,437,022
#   American Vanguard Corp.                               108,684    2,298,667
    Ampco-Pittsburgh Corp.                                 35,055      476,748
#   AptarGroup, Inc.                                        1,912      167,147
    Ashland Global Holdings, Inc.                          67,900    4,928,861
#   Bemis Co., Inc.                                        90,044    4,208,657
    Boise Cascade Co.                                      45,513    2,023,053
    Cabot Corp.                                            68,149    4,609,598
#   Calgon Carbon Corp.                                   112,701    2,406,166
#   Carpenter Technology Corp.                            161,914    8,322,380
#*  Century Aluminum Co.                                  235,731    5,245,015
    Chase Corp.                                            18,375    2,064,431
*   Clearwater Paper Corp.                                 38,667    1,819,282
#*  Coeur Mining, Inc.                                    119,743      962,734
    Commercial Metals Co.                                 399,069    9,593,619
    Core Molding Technologies, Inc.                        23,022      478,858
    Domtar Corp.                                          272,498   13,995,497
*   Ferro Corp.                                            83,666    1,967,824
#   Ferroglobe P.L.C.                                      83,587    1,208,668
#*  Flotek Industries, Inc.                               196,614    1,081,377
    Friedman Industries, Inc.                              13,340       73,503
    FutureFuel Corp.                                       83,994    1,125,520
#   Gold Resource Corp.                                    26,483      119,703
#   Graphic Packaging Holding Co.                         462,096    7,462,850
#   Greif, Inc. Class A                                    44,035    2,603,349

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
    Greif, Inc. Class B                                     1,710 $   108,842
    Hawkins, Inc.                                          23,961     845,823
#   Haynes International, Inc.                             46,001   1,646,836
    HB Fuller Co.                                         136,524   7,078,769
#   Hecla Mining Co.                                      759,120   2,915,021
    Huntsman Corp.                                        365,482  12,634,713
*   Ingevity Corp.                                         16,862   1,223,338
    Innophos Holdings, Inc.                                18,978     878,112
    Innospec, Inc.                                         69,882   5,017,528
#*  Intrepid Potash, Inc.                                 279,476   1,087,162
    Kaiser Aluminum Corp.                                  70,836   7,808,961
    KapStone Paper and Packaging Corp.                    378,704  13,118,307
    KMG Chemicals, Inc.                                    22,487   1,366,085
*   Kraton Corp.                                           71,401   3,588,614
*   Louisiana-Pacific Corp.                               494,771  14,650,169
    Materion Corp.                                         86,073   4,277,828
    Mercer International, Inc.                            196,346   2,886,286
    Minerals Technologies, Inc.                           106,056   7,970,108
    Mosaic Co. (The)                                      320,151   8,740,122
    Myers Industries, Inc.                                127,324   2,673,804
    Neenah, Inc.                                           46,921   4,246,350
    Northern Technologies International Corp.              21,014     491,728
    Olin Corp.                                            404,464  15,078,418
    Olympic Steel, Inc.                                    42,600     993,006
*   OMNOVA Solutions, Inc.                                 79,625     875,875
#   PH Glatfelter Co.                                     220,312   5,146,488
#*  Platform Specialty Products Corp.                     544,552   6,376,704
    PolyOne Corp.                                          52,442   2,279,129
    Quaker Chemical Corp.                                  27,479   4,229,018
    Rayonier Advanced Materials, Inc.                      27,955     528,909
    Reliance Steel & Aluminum Co.                         236,532  20,717,838
*   Resolute Forest Products, Inc.                         65,862     757,413
#   Royal Gold, Inc.                                       56,713   5,047,457
#   Schnitzer Steel Industries, Inc. Class A              143,452   4,906,058
    Schweitzer-Mauduit International, Inc.                 50,351   2,279,893
    Sensient Technologies Corp.                            16,762   1,204,350
    Sonoco Products Co.                                    85,205   4,627,484
    Steel Dynamics, Inc.                                  353,249  16,037,505
    Stepan Co.                                             37,887   2,971,099
*   SunCoke Energy, Inc.                                  269,961   2,996,567
    Synalloy Corp.                                         28,375     385,900
#*  TimkenSteel Corp.                                     253,723   4,107,775
*   Trecora Resources                                      27,761     369,221
    Tredegar Corp.                                        124,155   2,278,244
    Tronox, Ltd. Class A                                  132,240   2,595,871
*   UFP Technologies, Inc.                                  5,934     172,976
    United States Lime & Minerals, Inc.                    10,528     808,024
#   United States Steel Corp.                             233,782   8,745,785
*   Universal Stainless & Alloy Products, Inc.             20,432     526,533
#   Valvoline, Inc.                                       107,752   2,656,087
#*  Verso Corp. Class A                                    50,163     805,618
#   Westlake Chemical Corp.                                50,959   5,737,983

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
           Worthington Industries, Inc.                  110,280 $    5,156,693
                                                                 --------------
Total Materials                                                     349,152,707
                                                                 --------------
Real Estate -- (0.2%)
           Alexander & Baldwin, Inc.                     215,960      5,727,259
#          Consolidated-Tomoka Land Co.                    3,839        254,027
#*         Forestar Group, Inc.                           13,189        321,812
*          FRP Holdings, Inc.                             26,545      1,325,923
           Griffin Industrial Realty, Inc.                 9,402        348,814
           RE/MAX Holdings, Inc. Class A                   4,900        241,815
#*         St Joe Co. (The)                               10,657        200,352
           Stratus Properties, Inc.                       26,736        818,121
#*         Tejon Ranch Co.                                12,408        270,618
*          Trinity Place Holdings, Inc.                   25,941        175,361
                                                                 --------------
Total Real Estate                                                     9,684,102
                                                                 --------------
Telecommunication Services -- (0.6%)
*          Alaska Communications Systems Group, Inc.      34,779         80,687
           ATN International, Inc.                        46,309      2,748,902
*          Boingo Wireless, Inc.                          68,070      1,650,698
#          Consolidated Communications Holdings, Inc.     47,101        586,407
*          General Communication, Inc. Class A           132,559      5,558,199
*          Hawaiian Telcom Holdco, Inc.                    6,682        191,707
           IDT Corp. Class B                              92,727      1,007,942
#*         Iridium Communications, Inc.                  145,080      1,842,516
#*         ORBCOMM, Inc.                                 228,234      2,622,409
#          Shenandoah Telecommunications Co.              83,206      2,829,004
           Spok Holdings, Inc.                            72,418      1,129,721
#*         Straight Path Communications, Inc. Class B      6,406      1,169,095
           Telephone & Data Systems, Inc.                361,930      9,927,740
*          United States Cellular Corp.                   67,819      2,466,577
*          Vonage Holdings Corp.                          39,758        444,892
#          Windstream Holdings, Inc.                         291            480
                                                                 --------------
Total Telecommunication Services                                     34,256,976
                                                                 --------------
Utilities -- (0.4%)
*          Calpine Corp.                               1,031,434     15,564,339
           Consolidated Water Co., Ltd.                   16,969        227,385
#*         Dynegy, Inc.                                  218,119      2,730,850
#          Genie Energy, Ltd. Class B                     62,031        271,075
#          Ormat Technologies, Inc.                       44,218      3,098,797
                                                                 --------------
Total Utilities                                                      21,892,446
                                                                 --------------
TOTAL COMMON STOCKS                                               4,920,619,669
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)  Media General, Inc. Contingent Value Rights   109,358         10,936
                                                                 --------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- --------------
TOTAL INVESTMENT SECURITIES                                      4,920,630,605
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.250%                    13,617,418 $   13,617,418
                                                                --------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund                 45,143,332    522,353,500
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,235,121,864)^^           $5,456,601,523
                                                                ==============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary    $  752,684,017 $     28,281   --    $  752,712,298
   Consumer Staples             159,235,583           --   --       159,235,583
   Energy                       375,377,851           --   --       375,377,851
   Financials                 1,298,424,230       86,240   --     1,298,510,470
   Health Care                  253,754,925           --   --       253,754,925
   Industrials                1,078,593,440           --   --     1,078,593,440
   Information Technology       587,448,871           --   --       587,448,871
   Materials                    349,152,707           --   --       349,152,707
   Real Estate                    9,684,102           --   --         9,684,102
   Telecommunication
     Services                    34,256,976           --   --        34,256,976
   Utilities                     21,892,446           --   --        21,892,446
Rights/Warrants                          --       10,936   --            10,936
Temporary Cash Investments       13,617,418           --   --        13,617,418
Securities Lending
  Collateral                             --  522,353,500   --       522,353,500
                             -------------- ------------   --    --------------
TOTAL                        $4,934,122,566 $522,478,957   --    $5,456,601,523
                             ============== ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (85.1%)

Consumer Discretionary -- (13.3%)
*   1-800-Flowers.com, Inc. Class A                       124,949 $1,302,593
    A.H. Belo Corp. Class A                                51,143    250,601
    Aaron's, Inc.                                         114,696  4,689,919
#   Abercrombie & Fitch Co. Class A                        68,217  1,412,774
*   Adtalem Global Education, Inc.                         56,608  2,603,968
#   AMC Entertainment Holdings, Inc. Class A                    1         13
#*  AMC Networks, Inc. Class A                             29,036  1,497,967
    AMCON Distributing Co.                                    300     26,400
#*  America's Car-Mart, Inc.                               28,024  1,291,906
#*  American Axle & Manufacturing Holdings, Inc.          248,802  4,391,355
    American Eagle Outfitters, Inc.                       286,798  5,162,364
#*  American Outdoor Brands Corp.                          23,603    281,584
*   American Public Education, Inc.                        23,580    598,932
    Ark Restaurants Corp.                                   3,723     94,937
*   Asbury Automotive Group, Inc.                          46,541  3,381,204
#*  Ascena Retail Group, Inc.                             107,409    232,003
#*  Ascent Capital Group, Inc. Class A                     12,320    116,178
#*  At Home Group, Inc.                                    15,219    482,138
#*  AV Homes, Inc.                                         15,742    266,040
*   Ballantyne Strong, Inc.                                22,717    103,362
#*  Barnes & Noble Education, Inc.                         74,618    496,210
#   Barnes & Noble, Inc.                                   57,424    269,893
#   Bassett Furniture Industries, Inc.                     32,418  1,100,591
    BBX Capital Corp.                                       5,292     48,210
#   Beasley Broadcast Group, Inc. Class A                  16,965    212,911
*   Beazer Homes USA, Inc.                                 19,924    369,391
#   Bed Bath & Beyond, Inc.                               132,180  3,050,714
*   Belmond, Ltd. Class A                                 168,286  2,170,889
#   Big 5 Sporting Goods Corp.                             30,555    172,636
#   Big Lots, Inc.                                         77,817  4,729,717
*   Biglari Holdings, Inc.                                    534    220,376
    BJ's Restaurants, Inc.                                 73,365  2,769,529
    Bloomin' Brands, Inc.                                 171,794  3,784,622
#*  Bojangles', Inc.                                       89,507  1,096,461
#*  Boot Barn Holdings, Inc.                               43,656    765,290
    Bowl America, Inc. Class A                              1,400     21,700
#*  Bravo Brio Restaurant Group, Inc.                      12,883     44,124
*   Bridgepoint Education, Inc.                            73,996    571,989
*   Bright Horizons Family Solutions, Inc.                  6,030    592,146
#   Brinker International, Inc.                            64,831  2,355,959
    Buckle, Inc. (The)                                      6,897    138,285
#*  Buffalo Wild Wings, Inc.                               25,690  4,033,330
#*  Build-A-Bear Workshop, Inc.                            48,023    412,998
#   Cable One, Inc.                                           422    297,945
    CalAtlantic Group, Inc.                                19,063  1,070,006
    Caleres, Inc.                                          81,772  2,423,722
    Callaway Golf Co.                                     201,077  2,969,907
*   Cambium Learning Group, Inc.                           86,057    604,120
    Canterbury Park Holding Corp.                           6,569     98,535
    Capella Education Co.                                  27,524  2,189,534
*   Career Education Corp.                                221,026  2,740,722

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#   Carriage Services, Inc.                                57,198 $1,523,183
*   Carrols Restaurant Group, Inc.                        125,987  1,568,538
    Cato Corp. (The) Class A                               55,808    662,999
#*  Cavco Industries, Inc.                                 16,785  2,570,623
#*  Central European Media Enterprises, Ltd. Class A        8,771     41,662
*   Century Casinos, Inc.                                   4,960     45,384
*   Century Communities, Inc.                              16,037    506,769
#   Cheesecake Factory, Inc. (The)                         72,263  3,554,617
    Chico's FAS, Inc.                                      92,659    881,187
#   Children's Place, Inc. (The)                           38,725  5,801,005
    Choice Hotels International, Inc.                      65,468  5,378,196
#   Churchill Downs, Inc.                                  21,618  5,599,062
*   Chuy's Holdings, Inc.                                  15,949    422,649
    Citi Trends, Inc.                                      19,419    456,541
    Collectors Universe, Inc.                              26,354    730,533
    Columbia Sportswear Co.                                31,617  2,360,841
#*  Conn's, Inc.                                           71,920  2,394,936
#*  Container Store Group, Inc. (The)                       4,711     22,424
#   Cooper Tire & Rubber Co.                              108,038  4,224,286
*   Cooper-Standard Holdings, Inc.                         19,367  2,412,935
#   Core-Mark Holding Co., Inc.                           115,588  2,553,339
#   Cracker Barrel Old Country Store, Inc.                 23,721  4,186,282
#*  Crocs, Inc.                                           250,038  3,378,013
    CSS Industries, Inc.                                   17,516    458,219
    Culp, Inc.                                             42,667  1,356,811
#*  Daily Journal Corp.                                       249     56,946
    Dana, Inc.                                            168,042  5,543,706
#*  Dave & Buster's Entertainment, Inc.                    49,035  2,304,645
#*  Deckers Outdoor Corp.                                  34,618  2,967,109
*   Del Frisco's Restaurant Group, Inc.                    27,272    477,260
#*  Del Taco Restaurants, Inc.                             54,233    687,132
#*  Delta Apparel, Inc.                                     4,288     80,014
*   Denny's Corp.                                          45,687    684,848
#*  Destination Maternity Corp.                            16,363     41,726
#*  Destination XL Group, Inc.                            115,179    299,465
#   Dick's Sporting Goods, Inc.                            76,837  2,417,292
#   Dillard's, Inc. Class A                                23,978  1,619,954
#   DineEquity, Inc.                                       28,738  1,591,510
*   Dixie Group, Inc. (The)                                12,930     45,255
#*  Dorman Products, Inc.                                  58,084  4,381,857
    Dover Motorsports, Inc.                                14,562     29,124
#   Drive Shack, Inc.                                      93,973    486,780
#   DSW, Inc. Class A                                     128,280  2,569,448
#   Educational Development Corp.                           2,726     58,882
#*  El Pollo Loco Holdings, Inc.                           15,126    152,016
#*  Eldorado Resorts, Inc.                                 42,636  1,473,074
*   Emerson Radio Corp.                                    16,063     22,006
    Entercom Communications Corp. Class A                  35,561    392,949
    Entravision Communications Corp. Class A              197,920  1,375,544
    Escalade, Inc.                                         17,336    222,768
#   Ethan Allen Interiors, Inc.                            50,578  1,256,863
#*  EW Scripps Co. (The) Class A                          174,708  2,797,075
#*  Express, Inc.                                         269,543  1,881,410

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Extended Stay America, Inc.                            98,756 $1,997,834
#*  Famous Dave's of America, Inc.                         14,986     91,415
#*  Fiesta Restaurant Group, Inc.                          94,049  1,805,741
#   Finish Line, Inc. (The) Class A                       137,333  1,555,983
#*  Five Below, Inc.                                       73,435  4,768,135
    Flanigan's Enterprises, Inc.                            1,877     44,860
    Flexsteel Industries, Inc.                             13,875    597,735
#*  Fox Factory Holding Corp.                              63,260  2,426,021
#*  Francesca's Holdings Corp.                             63,333    369,231
#   Fred's, Inc. Class A                                   13,035     43,146
*   FTD Cos., Inc.                                         23,577    138,161
#*  G-III Apparel Group, Ltd.                              85,410  3,190,063
*   Gaia, Inc.                                              8,988    107,407
#   GameStop Corp. Class A                                 91,715  1,541,729
    Gaming Partners International Corp.                    15,986    156,503
    Gannett Co., Inc.                                      90,213  1,064,513
#*  Genesco, Inc.                                          69,758  2,431,066
*   Gentherm, Inc.                                         70,286  2,249,152
#*  Global Eagle Entertainment, Inc.                       10,657     30,799
    Graham Holdings Co. Class B                             6,183  3,675,484
#*  Grand Canyon Education, Inc.                           76,856  7,146,839
*   Gray Television, Inc.                                 134,064  2,191,946
*   Gray Television, Inc. Class A                             912     12,768
#*  Green Brick Partners, Inc.                              4,515     50,568
    Group 1 Automotive, Inc.                               38,348  3,008,401
#   Guess?, Inc.                                          110,767  2,034,790
#*  Habit Restaurants, Inc. (The) Class A                   1,059      9,266
    Hamilton Beach Brands Holding Co. Class A              30,874    793,771
*   Harte-Hanks, Inc.                                      57,862     48,691
    Haverty Furniture Cos., Inc.                           43,931    979,661
    Haverty Furniture Cos., Inc. Class A                      457     10,214
*   Helen of Troy, Ltd.                                    54,019  5,031,870
#*  Hemisphere Media Group, Inc.                           14,214    152,090
#*  Hibbett Sports, Inc.                                   50,865  1,149,549
    Hooker Furniture Corp.                                 22,843    848,617
#*  Horizon Global Corp.                                   68,150    575,868
*   Houghton Mifflin Harcourt Co.                         207,863  1,746,049
#*  Hovnanian Enterprises, Inc. Class A                    77,898    158,133
#*  Iconix Brand Group, Inc.                              163,996    204,995
    ILG, Inc.                                             118,505  3,722,242
*   IMAX Corp.                                             33,491    664,796
#*  Installed Building Products, Inc.                      26,778  1,926,677
    International Game Technology P.L.C.                    1,000     29,070
    International Speedway Corp. Class A                   44,994  2,087,722
#*  iRobot Corp.                                           40,979  3,636,886
*   J Alexander's Holdings, Inc.                            5,223     50,402
    Jack in the Box, Inc.                                  51,912  4,723,473
#*  Jamba, Inc.                                            12,028     93,818
    John Wiley & Sons, Inc. Class A                        56,543  3,584,826
    Johnson Outdoors, Inc. Class A                         18,937  1,141,333
*   K12, Inc.                                              71,588  1,242,052
#   KB Home                                                92,317  2,909,832
*   Kirkland's, Inc.                                       54,608    579,391

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#*  Kona Grill, Inc.                                        7,515 $   12,776
*   La Quinta Holdings, Inc.                              106,127  2,115,111
    La-Z-Boy, Inc.                                        124,681  3,759,132
*   Lakeland Industries, Inc.                              12,798    180,452
    LCI Industries                                         44,007  4,851,772
#   Libbey, Inc.                                           67,669    478,420
*   Liberty Expedia Holdings, Inc. Class A                 22,610  1,060,183
*   Liberty Interactive Corp., QVC Group Class A           34,386    965,903
*   Liberty TripAdvisor Holdings, Inc. Class A             50,178    441,566
*   Liberty Ventures Series A                               1,486     87,570
    Lifetime Brands, Inc.                                  25,454    444,172
*   Lindblad Expeditions Holdings, Inc.                    18,754    173,850
#*  Lions Gate Entertainment Corp. Class B                  1,427     45,664
#   Lithia Motors, Inc. Class A                            51,735  6,464,806
*   Luby's, Inc.                                           25,651     78,492
*   M/I Homes, Inc.                                        42,762  1,382,923
#*  Malibu Boats, Inc. Class A                             47,969  1,595,449
    Marcus Corp. (The)                                     46,006  1,196,156
    Marine Products Corp.                                  39,077    570,524
*   MarineMax, Inc.                                        81,558  1,871,756
#   Marriott Vacations Worldwide Corp.                     44,457  6,772,135
#*  McClatchy Co. (The) Class A                             1,342     12,279
#   MDC Holdings, Inc.                                     79,606  2,683,518
#   Meredith Corp.                                         71,233  4,711,351
*   Meritage Homes Corp.                                   43,894  2,082,770
*   Modine Manufacturing Co.                               93,058  2,172,904
*   Monarch Casino & Resort, Inc.                          36,281  1,652,962
#   Monro, Inc.                                            45,850  2,590,525
#*  Motorcar Parts of America, Inc.                        62,477  1,700,624
#   Movado Group, Inc.                                     41,516  1,270,390
*   MSG Networks, Inc. Class A                             53,547  1,285,128
#*  Murphy USA, Inc.                                       59,905  5,110,496
    Nathan's Famous, Inc.                                  14,980  1,069,572
    National CineMedia, Inc.                              149,092    998,916
#*  Nautilus, Inc.                                        109,299  1,404,492
*   New Home Co., Inc. (The)                                3,695     43,786
    New Media Investment Group, Inc.                       22,078    373,118
#*  New York & Co., Inc.                                    9,816     30,626
#   New York Times Co. (The) Class A                      236,803  5,505,670
#   Nexstar Media Group, Inc. Class A                      73,168  5,494,917
#   Nutrisystem, Inc.                                      50,487  2,183,563
    Office Depot, Inc.                                    974,961  3,168,623
#*  Ollie's Bargain Outlet Holdings, Inc.                  40,882  2,270,995
*   Overstock.com, Inc.                                    68,425  4,700,797
#   Oxford Industries, Inc.                                25,607  2,017,832
#   Papa John's International, Inc.                        84,897  5,508,966
*   Penn National Gaming, Inc.                             63,987  2,041,825
    Penske Automotive Group, Inc.                          41,933  2,188,483
*   Perry Ellis International, Inc.                        39,135    938,457
#   PetMed Express, Inc.                                   65,339  2,953,323
    PICO Holdings, Inc.                                    31,640    414,484
#   Pier 1 Imports, Inc.                                  129,245    429,093
*   Pinnacle Entertainment, Inc.                           51,677  1,668,650

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#*  Planet Fitness, Inc. Class A                           33,303 $1,124,309
#*  Playa Hotels & Resorts NV                               4,924     51,013
#*  Potbelly Corp.                                         81,685    988,388
#   RCI Hospitality Holdings, Inc.                         15,408    452,687
*   Reading International, Inc. Class A                    28,322    467,030
*   Reading International, Inc. Class B                     2,340     59,670
*   Red Lion Hotels Corp.                                  35,808    374,194
#*  Red Robin Gourmet Burgers, Inc.                        31,187  1,641,996
#   Regal Entertainment Group Class A                     214,019  4,896,755
*   Regis Corp.                                            83,833  1,334,621
#   Rocky Brands, Inc.                                     14,145    243,294
    Ruth's Hospitality Group, Inc.                        109,354  2,591,690
    Saga Communications, Inc. Class A                      16,697    661,201
    Salem Media Group, Inc.                                21,095     98,092
#   Scholastic Corp.                                       54,523  2,094,774
#*  Scientific Games Corp. Class A                         55,230  2,576,479
#*  SeaWorld Entertainment, Inc.                           32,844    500,871
*   Shiloh Industries, Inc.                                77,983    580,973
#   Shoe Carnival, Inc.                                    48,652  1,111,698
#*  Shutterfly, Inc.                                       64,322  4,383,544
#   Signet Jewelers, Ltd.                                  83,469  4,415,510
#   Sinclair Broadcast Group, Inc. Class A                 91,559  3,396,839
*   Skechers U.S.A., Inc. Class A                          70,830  2,917,488
*   Skyline Corp.                                           7,443    164,416
#*  Sleep Number Corp.                                     89,608  3,372,845
#   Sonic Automotive, Inc. Class A                         52,991  1,141,956
#   Sonic Corp.                                           128,846  3,329,381
#*  Sotheby's                                              86,905  4,585,108
    Speedway Motorsports, Inc.                             51,206  1,062,524
#*  Sportsman's Warehouse Holdings, Inc.                  118,117    598,853
#   Stage Stores, Inc.                                      6,591     11,007
#   Standard Motor Products, Inc.                          57,284  2,743,904
*   Steven Madden, Ltd.                                   110,301  5,095,906
*   Stoneridge, Inc.                                      102,453  2,493,706
    Strattec Security Corp.                                 7,508    289,433
#   Strayer Education, Inc.                                25,749  2,381,268
#   Sturm Ruger & Co., Inc.                                31,391  1,662,153
#   Superior Industries International, Inc.                71,599  1,206,443
    Superior Uniform Group, Inc.                           21,923    516,506
*   Sypris Solutions, Inc.                                 25,625     35,363
#   Tailored Brands, Inc.                                   7,000    169,330
*   Tandy Leather Factory, Inc.                            22,365    164,383
*   Taylor Morrison Home Corp. Class A                    140,298  3,567,778
#*  Tempur Sealy International, Inc.                       16,600    990,024
    Tenneco, Inc.                                          83,308  4,832,697
    Texas Roadhouse, Inc.                                 116,041  6,813,928
#   Tile Shop Holdings, Inc.                                5,638     52,715
#   Tilly's, Inc. Class A                                  29,082    433,903
*   TopBuild Corp.                                         44,057  3,372,123
    Tower International, Inc.                              44,573  1,346,105
*   Town Sports International Holdings, Inc.               52,716    311,024
*   Townsquare Media, Inc. Class A                          8,321     62,408
*   Trans World Entertainment Corp.                         3,584      6,272

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
*   TravelCenters of America LLC                            9,808 $     43,155
*   TRI Pointe Group, Inc.                                234,472    3,824,238
#   Tribune Media Co. Class A                               7,446      317,125
#*  tronc, Inc.                                            27,359      558,124
#*  Tuesday Morning Corp.                                  39,153      113,544
    Tupperware Brands Corp.                                71,609    4,136,136
*   Unifi, Inc.                                            44,361    1,579,695
#*  Universal Electronics, Inc.                            33,069    1,524,481
*   Universal Technical Institute, Inc.                     1,661        4,618
#*  Urban Outfitters, Inc.                                109,725    3,742,720
*   US Auto Parts Network, Inc.                            37,419       91,677
#*  Vera Bradley, Inc.                                     30,406      282,472
#*  Vista Outdoor, Inc.                                    50,107      759,121
*   Visteon Corp.                                          43,662    5,679,553
#*  Vitamin Shoppe, Inc.                                   81,581      346,719
*   VOXX International Corp.                               26,607      158,312
#*  Weight Watchers International, Inc.                    25,052    1,610,593
#   Wendy's Co. (The)                                     362,549    5,866,043
    Weyco Group, Inc.                                      11,499      356,239
#*  William Lyon Homes Class A                             55,824    1,515,622
#   Wingstop, Inc.                                         14,739      712,778
    Winmark Corp.                                           9,583    1,284,122
#   Winnebago Industries, Inc.                             77,870    3,539,191
    Wolverine World Wide, Inc.                            114,766    3,767,768
*   ZAGG, Inc.                                            100,619    1,680,337
#*  Zumiez, Inc.                                           39,282      815,101
                                                                  ------------
Total Consumer Discretionary                                       479,161,985
                                                                  ------------
Consumer Staples -- (3.5%)
    Alico, Inc.                                             9,061      243,741
*   Alliance One International, Inc.                       13,279      174,619
#   Andersons, Inc. (The)                                  47,010    1,603,041
#   B&G Foods, Inc.                                        81,354    2,684,682
#*  Boston Beer Co., Inc. (The) Class A                     8,600    1,632,710
*   Bridgford Foods Corp.                                   6,838      115,254
#*  Cal-Maine Foods, Inc.                                  61,940    2,635,547
#   Calavo Growers, Inc.                                   27,373    2,381,451
#   Casey's General Stores, Inc.                           24,333    2,946,970
*   CCA Industries, Inc.                                    7,270       22,537
#*  Central Garden & Pet Co.                               27,336    1,071,298
*   Central Garden & Pet Co. Class A                       76,906    2,900,894
#*  Chefs' Warehouse, Inc. (The)                           73,450    1,494,707
#   Coca-Cola Bottling Co. Consolidated                    12,876    2,607,647
#*  Craft Brew Alliance, Inc.                              66,942    1,295,328
*   Darling Ingredients, Inc.                             290,000    5,376,600
    Dean Foods Co.                                         78,828      817,446
#*  Edgewell Personal Care Co.                             36,861    2,081,172
#   Energizer Holdings, Inc.                              103,582    6,030,544
#*  Farmer Brothers Co.                                    44,441    1,404,336
#   Fresh Del Monte Produce, Inc.                          91,186    4,314,010
#*  Hostess Brands, Inc.                                   47,112      650,146
*   HRG Group, Inc.                                        52,919      965,772

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
    Ingles Markets, Inc. Class A                           47,216 $  1,586,458
#   Inter Parfums, Inc.                                    63,168    2,880,461
    J&J Snack Foods Corp.                                  26,004    3,599,994
#   John B. Sanfilippo & Son, Inc.                         31,257    1,957,313
    Lancaster Colony Corp.                                 38,638    4,961,119
#*  Landec Corp.                                           76,604    1,007,343
*   Lifeway Foods, Inc.                                    35,946      285,411
    Limoneira Co.                                           8,758      188,735
    Mannatech, Inc.                                           840       12,096
    Medifast, Inc.                                         40,833    2,805,635
#   MGP Ingredients, Inc.                                  47,869    4,286,190
#   National Beverage Corp.                                81,150    8,964,640
*   Natural Alternatives International, Inc.               18,791      209,520
    Nature's Sunshine Products, Inc.                        4,038       48,860
    Nu Skin Enterprises, Inc. Class A                      12,563      902,526
    Oil-Dri Corp. of America                               13,568      527,659
#   Orchids Paper Products Co.                                810       12,199
*   Performance Food Group Co.                             44,716    1,535,995
#*  Post Holdings, Inc.                                    12,173      921,131
#   PriceSmart, Inc.                                       41,997    3,578,144
*   Primo Water Corp.                                      48,741      632,171
#*  Revlon, Inc. Class A                                   77,452    1,587,766
    Rocky Mountain Chocolate Factory, Inc.                 11,938      147,912
#   Sanderson Farms, Inc.                                  44,322    5,624,462
    Seaboard Corp.                                             99      429,264
*   Seneca Foods Corp. Class A                             20,691      652,801
*   Seneca Foods Corp. Class B                              1,443       46,320
#*  Smart & Final Stores, Inc.                             45,483      427,540
#   Snyder's-Lance, Inc.                                  167,173    8,355,306
    SpartanNash Co.                                        76,960    1,875,515
#*  SUPERVALU, Inc.                                       101,785    1,612,274
#   Tootsie Roll Industries, Inc.                          37,126    1,329,111
#*  TreeHouse Foods, Inc.                                  22,231    1,048,414
#   Turning Point Brands, Inc.                              1,600       35,200
*   United Natural Foods, Inc.                             61,432    2,924,163
    United-Guardian, Inc.                                  13,562      257,000
    Universal Corp.                                        33,750    1,620,000
#*  USANA Health Sciences, Inc.                            53,904    4,023,933
#   Vector Group, Ltd.                                    195,929    4,173,288
#   Village Super Market, Inc. Class A                     16,568      389,017
#   WD-40 Co.                                              17,475    2,162,531
#   Weis Markets, Inc.                                     32,310    1,284,646
                                                                  ------------
Total Consumer Staples                                             126,360,515
                                                                  ------------
Energy -- (4.0%)
*   Abraxas Petroleum Corp.                                41,656       99,558
    Adams Resources & Energy, Inc.                          7,618      339,001
#   Arch Coal, Inc. Class A                                14,266    1,284,083
    Archrock, Inc.                                        119,543    1,111,750
#*  Ardmore Shipping Corp.                                 10,890       77,319
*   Barnwell Industries, Inc.                               8,064       19,346
#*  Basic Energy Services, Inc.                            28,944      564,119

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Energy -- (Continued)
*   Bill Barrett Corp.                                    264,132 $1,354,997
*   Bonanza Creek Energy, Inc.                              3,714    104,029
#   Bristow Group, Inc.                                    45,512    701,340
#*  Callon Petroleum Co.                                  245,388  2,785,154
#*  Carrizo Oil & Gas, Inc.                                60,319  1,213,015
*   Clean Energy Fuels Corp.                              100,562    157,882
*   Cloud Peak Energy, Inc.                               256,952  1,284,760
#*  CNX Resources Corp.                                   309,791  4,340,172
#*  CONSOL Energy, Inc.                                    38,723  1,255,787
#   CVR Energy, Inc.                                       29,913  1,070,586
*   Dawson Geophysical Co.                                 38,784    247,442
#   Delek US Holdings, Inc.                               156,490  5,459,936
#*  Denbury Resources, Inc.                                61,372    149,134
    DHT Holdings, Inc.                                    190,797    660,158
#*  Dorian LPG, Ltd.                                       28,328    216,426
#*  Dril-Quip, Inc.                                        72,281  3,733,314
#*  Earthstone Energy, Inc. Class A                        10,297    102,764
*   Eclipse Resources Corp.                                 8,853     18,945
*   ENGlobal Corp.                                         19,381     15,980
    EnLink Midstream LLC                                  183,857  3,419,740
#   Ensco P.L.C. Class A                                  147,395    869,630
*   Era Group, Inc.                                        27,402    277,582
    Evolution Petroleum Corp.                              40,587    310,491
*   Exterran Corp.                                         36,912  1,066,019
#*  Extraction Oil & Gas, Inc.                             13,983    197,160
#*  Forum Energy Technologies, Inc.                       203,126  3,432,829
#   GasLog, Ltd.                                           22,617    456,863
#*  Geospace Technologies Corp.                            21,529    296,239
*   Goodrich Petroleum Corp.                                3,892     45,731
#   Green Plains, Inc.                                     69,992  1,224,860
#   Gulf Island Fabrication, Inc.                          25,126    324,125
*   Gulfport Energy Corp.                                 197,991  2,013,568
#*  Halcon Resources Corp.                                 28,819    230,264
#   Hallador Energy Co.                                    12,954     90,419
*   Helix Energy Solutions Group, Inc.                    258,146  1,943,839
#*  Independence Contract Drilling, Inc.                    8,800     40,480
#*  International Seaways, Inc.                             4,498     75,072
#*  Kosmos Energy, Ltd.                                   454,861  3,143,090
#*  Laredo Petroleum, Inc.                                354,186  3,446,230
#*  Matador Resources Co.                                  83,504  2,706,365
*   Matrix Service Co.                                     72,223  1,292,792
#*  McDermott International, Inc.                         388,116  3,407,658
*   Mitcham Industries, Inc.                               19,337     72,707
#   Murphy Oil Corp.                                      114,500  3,675,450
    Nabors Industries, Ltd.                               478,610  3,752,302
    NACCO Industries, Inc. Class A                         15,437    649,126
#*  Natural Gas Services Group, Inc.                       30,474    839,559
*   Newpark Resources, Inc.                               296,750  2,700,425
#*  Noble Corp. P.L.C.                                    173,358    813,049
*   Oasis Petroleum, Inc.                                 331,010  2,866,547
#   Oceaneering International, Inc.                       116,861  2,416,685
#*  Oil States International, Inc.                         82,681  2,645,792
*   Pacific Ethanol, Inc.                                  95,767    402,221

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Energy -- (Continued)
    Panhandle Oil and Gas, Inc. Class A                    37,695 $    767,093
*   Par Pacific Holdings, Inc.                             31,463      573,570
    Patterson-UTI Energy, Inc.                            207,410    4,899,024
#   PBF Energy, Inc. Class A                              222,394    7,189,998
*   PDC Energy, Inc.                                       98,603    5,112,566
*   Peabody Energy Corp.                                  120,184    4,856,635
*   Penn Virginia Corp.                                     8,023      338,892
*   PHI, Inc. Non-Voting                                    8,604       98,860
*   Pioneer Energy Services Corp.                          65,714      213,571
*   QEP Resources, Inc.                                   199,015    1,862,780
#*  Renewable Energy Group, Inc.                          129,075    1,381,102
#*  Resolute Energy Corp.                                  21,544      730,772
#*  REX American Resources Corp.                           18,425    1,504,401
#*  RigNet, Inc.                                            6,829      112,679
#*  Ring Energy, Inc.                                      76,257    1,052,347
#*  Rowan Cos. P.L.C. Class A                             181,531    2,672,136
#   RPC, Inc.                                             102,842    2,077,408
#*  SandRidge Energy, Inc.                                 14,028      250,961
#   Scorpio Tankers, Inc.                                 142,166      378,162
*   SEACOR Holdings, Inc.                                  19,648      915,204
#*  SEACOR Marine Holdings, Inc.                           13,423      200,808
#   SemGroup Corp. Class A                                 94,078    2,695,335
    Ship Finance International, Ltd.                       79,086    1,210,016
*   SilverBow Resources, Inc.                               1,310       40,217
#   SM Energy Co.                                         148,933    3,477,586
#*  SRC Energy, Inc.                                      581,521    5,786,134
#*  Stone Energy Corp.                                     11,794      426,235
*   Superior Energy Services, Inc.                         93,213      974,076
*   TETRA Technologies, Inc.                              106,200      407,808
#*  Transocean, Ltd.                                       51,256      553,052
#*  Ultra Petroleum Corp.                                  71,588      499,684
*   Unit Corp.                                             86,136    2,087,075
#   US Silica Holdings, Inc.                               87,979    2,928,821
*   W&T Offshore, Inc.                                    269,515    1,304,453
#*  Westmoreland Coal Co.                                  64,278       69,420
#*  Whiting Petroleum Corp.                               117,578    3,282,778
*   Willbros Group, Inc.                                   70,443       78,192
    World Fuel Services Corp.                              51,942    1,448,662
*   WPX Energy, Inc.                                      103,093    1,518,560
                                                                  ------------
Total Energy                                                       145,488,979
                                                                  ------------
Financials -- (18.3%)
    1st Constitution Bancorp                                  170        3,290
    1st Source Corp.                                       56,132    2,935,142
    A-Mark Precious Metals, Inc.                           18,017      243,049
    Access National Corp.                                  14,826      430,695
#   ACNB Corp.                                                896       27,104
#*  Allegiance Bancshares, Inc.                             2,223       89,809
*   Ambac Financial Group, Inc.                            47,151      763,846
    American Equity Investment Life Holding Co.            87,548    2,889,084
    American National Bankshares, Inc.                      7,174      268,308
    American National Insurance Co.                         9,906    1,252,019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    American River Bankshares                               2,368 $   35,709
    Ameris Bancorp                                         62,114  3,326,205
    AMERISAFE, Inc.                                        47,605  2,892,004
    AmeriServ Financial, Inc.                              55,911    229,235
#   Amtrust Financial Services, Inc.                       77,320  1,037,634
    Argo Group International Holdings, Ltd.                52,342  3,208,565
    Arrow Financial Corp.                                  38,103  1,249,778
#   Artisan Partners Asset Management, Inc. Class A        37,605  1,472,236
    Aspen Insurance Holdings, Ltd.                        107,094  3,999,961
    Associated Banc-Corp                                  260,258  6,441,385
#   Associated Capital Group, Inc. Class A                  2,351     81,462
*   Asta Funding, Inc.                                      3,514     24,774
    Atlantic American Corp.                                 4,900     18,375
*   Atlantic Capital Bancshares, Inc.                       8,522    152,118
#*  Atlantic Coast Financial Corp.                          2,377     24,673
*   Atlanticus Holdings Corp.                              19,846     44,058
*   Atlas Financial Holdings, Inc.                         11,424    229,051
    Auburn National Bancorporation, Inc.                      300     11,280
    Baldwin & Lyons, Inc. Class A                             550     12,667
    Baldwin & Lyons, Inc. Class B                          19,292    443,716
#   Banc of California, Inc.                               41,095    809,572
    BancFirst Corp.                                        44,276  2,468,387
*   Bancorp, Inc. (The)                                   142,840  1,509,819
    BancorpSouth Bank                                     203,866  6,839,704
    Bank Mutual Corp.                                      58,162    604,885
    Bank of Commerce Holdings                               3,451     40,032
#   Bank of Hawaii Corp.                                   68,402  5,723,195
#   Bank of Marin Bancorp                                   7,969    547,470
    BankFinancial Corp.                                    33,214    527,438
    BankUnited, Inc.                                      101,041  4,146,723
#   Bankwell Financial Group, Inc.                          1,065     35,571
    Banner Corp.                                           57,931  3,147,971
    Bar Harbor Bankshares                                  17,409    487,974
#   BCB Bancorp, Inc.                                       7,024    106,414
    Bear State Financial, Inc.                                439      4,504
#   Beneficial Bancorp, Inc.                              122,140  1,984,775
*   Berkshire Bancorp, Inc.                                   150      1,919
    Berkshire Hills Bancorp, Inc.                          58,967  2,237,798
    BGC Partners, Inc. Class A                            315,778  4,518,783
#   Blue Capital Reinsurance Holdings, Ltd.                 4,885     59,353
    Blue Hills Bancorp, Inc.                                4,304     83,067
#*  BofI Holding, Inc.                                    104,916  3,773,829
    Boston Private Financial Holdings, Inc.               207,901  3,201,675
    Bridge Bancorp, Inc.                                   11,865    406,970
    Brookline Bancorp, Inc.                               132,821  2,125,136
    Bryn Mawr Bank Corp.                                   41,204  1,850,060
#*  BSB Bancorp, Inc.                                       2,010     61,506
    C&F Financial Corp.                                     1,526     83,549
    California First National Bancorp                       3,097     47,291
    Camden National Corp.                                  30,167  1,280,891
*   Cannae Holdings, Inc.                                   6,727    117,117
    Capital City Bank Group, Inc.                          14,406    353,379
    Capitol Federal Financial, Inc.                       285,392  3,732,927

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Carolina Financial Corp.                               17,195 $  709,122
    Cathay General Bancorp                                226,084  9,888,914
    CenterState Banks Corp.                                74,361  1,932,642
    Central Pacific Financial Corp.                        36,153  1,069,044
#   Central Valley Community Bancorp                        3,273     63,463
    Century Bancorp, Inc. Class A                           3,065    245,660
    Charter Financial Corp.                                13,271    255,201
    Chemical Financial Corp.                               87,596  5,116,482
#   Citizens & Northern Corp.                              11,000    261,800
    Citizens Community Bancorp, Inc.                       19,382    263,789
    Citizens Holding Co.                                      592     12,669
#*  Citizens, Inc.                                        100,100    793,793
#   City Holding Co.                                       36,845  2,534,936
#   Civista Bancshares, Inc.                                3,103     68,669
#   Clifton Bancorp, Inc.                                  56,824    927,936
    CNB Financial Corp.                                    16,362    440,629
    CNO Financial Group, Inc.                             336,171  8,266,445
    CoBiz Financial, Inc.                                 105,620  2,118,737
    Codorus Valley Bancorp, Inc.                            3,117     85,250
#   Cohen & Steers, Inc.                                   12,447    507,464
    Colony Bankcorp, Inc.                                   1,629     23,376
    Columbia Banking System, Inc.                         170,269  7,335,189
#   Community Bank System, Inc.                            93,818  5,000,499
#*  Community Bankers Trust Corp.                           4,335     35,764
#   Community Financial Corp. (The)                           782     28,809
    Community Trust Bancorp, Inc.                          42,011  1,987,120
    Community West Bancshares                               1,200     14,280
    ConnectOne Bancorp, Inc.                               44,893  1,308,631
#*  Consumer Portfolio Services, Inc.                      43,017    192,716
    County Bancorp, Inc.                                      952     27,418
#*  Cowen, Inc.                                            40,310    522,015
    Crawford & Co. Class A                                 69,252    591,412
#   Crawford & Co. Class B                                 51,079    481,675
#*  Credit Acceptance Corp.                                 4,645  1,531,503
*   Customers Bancorp, Inc.                                54,091  1,657,889
#   CVB Financial Corp.                                   189,760  4,440,384
    Diamond Hill Investment Group, Inc.                     7,569  1,592,215
    Dime Community Bancshares, Inc.                       101,480  1,928,120
    Donegal Group, Inc. Class A                            38,609    677,588
    Donegal Group, Inc. Class B                               870     12,876
*   Donnelley Financial Solutions, Inc.                    50,668  1,086,829
*   Eagle Bancorp, Inc.                                    20,179  1,271,277
#*  eHealth, Inc.                                          40,214    704,549
    EMC Insurance Group, Inc.                              44,613  1,260,317
    Employers Holdings, Inc.                               63,359  2,686,422
#*  Encore Capital Group, Inc.                             43,194  1,790,391
*   Enova International, Inc.                              72,096  1,290,518
*   Enstar Group, Ltd.                                     17,850  3,705,660
    Enterprise Bancorp, Inc.                                4,854    162,852
    Enterprise Financial Services Corp.                    42,639  2,074,387
*   Equity Bancshares, Inc. Class A                         4,437    159,776
    ESSA Bancorp, Inc.                                     13,245    213,245
*   Essent Group, Ltd.                                        447     20,794

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   Evans Bancorp, Inc.                                     1,882 $   80,456
    Evercore, Inc. Class A                                 53,675  5,397,021
#*  Ezcorp, Inc. Class A                                   61,818    729,452
    Farmers Capital Bank Corp.                              7,503    294,868
    Farmers National Banc Corp.                            13,253    193,494
    FBL Financial Group, Inc. Class A                      40,672  2,830,771
*   FCB Financial Holdings, Inc. Class A                   53,420  2,927,416
    Federal Agricultural Mortgage Corp. Class A             1,115     85,264
    Federal Agricultural Mortgage Corp. Class C            23,362  1,874,800
#   Federated Investors, Inc. Class B                     167,751  5,817,605
    Federated National Holding Co.                         31,933    473,566
    Fidelity Southern Corp.                                50,908  1,219,756
#   Financial Engines, Inc.                                20,174    573,950
    Financial Institutions, Inc.                           32,158  1,001,722
*   First Acceptance Corp.                                 96,214    111,608
    First American Financial Corp.                         71,213  4,206,552
*   First BanCorp(2296926)                                140,937    845,622
    First Bancorp(2351494)                                 38,737  1,410,027
    First Bancorp, Inc.                                    10,662    300,135
    First Bancshares, Inc. (The)                            2,613     84,008
    First Bank                                              4,301     59,784
    First Busey Corp.                                      74,555  2,309,714
#   First Business Financial Services, Inc.                 4,431    108,427
    First Citizens BancShares, Inc. Class A                 1,503    639,391
    First Commonwealth Financial Corp.                    156,809  2,269,026
    First Community Bancshares, Inc.                       39,471  1,092,557
    First Connecticut Bancorp, Inc.                        10,359    260,529
    First Defiance Financial Corp.                         25,998  1,444,449
#   First Financial Bancorp                               120,453  3,432,910
#   First Financial Bankshares, Inc.                       62,558  2,905,819
    First Financial Corp.                                  25,478  1,179,631
    First Financial Northwest, Inc.                        27,065    431,416
*   First Foundation, Inc.                                 16,161    314,331
    First Horizon National Corp.                          105,902  2,103,214
#   First Internet Bancorp                                  2,977    111,489
    First Interstate Bancsystem, Inc. Class A              67,971  2,844,586
    First Merchants Corp.                                  81,815  3,531,135
    First Mid-Illinois Bancshares, Inc.                     2,832    109,032
    First Midwest Bancorp, Inc.                           183,633  4,565,116
*   First Northwest Bancorp                                 2,279     38,629
#   First of Long Island Corp. (The)                       24,537    689,490
*   First United Corp.                                      1,912     33,173
    FirstCash, Inc.                                        83,455  6,100,560
*   Flagstar Bancorp, Inc.                                 74,366  2,770,133
    Flushing Financial Corp.                               76,944  2,166,743
    FNB Bancorp                                             1,369     48,723
#   FNB Corp.                                             173,089  2,483,827
#*  Franklin Financial Network, Inc.                       11,053    356,459
    FS Bancorp, Inc.                                          858     49,206
    Fulton Financial Corp.                                393,955  7,169,981
#   Gain Capital Holdings, Inc.                            26,997    197,078
    GAMCO Investors, Inc. Class A                           5,266    155,242
*   Genworth Financial, Inc. Class A                        6,100     18,666

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   German American Bancorp, Inc.                          50,307 $1,745,150
#   Glacier Bancorp, Inc.                                 134,100  5,259,402
*   Global Indemnity, Ltd.                                 24,008  1,016,739
    Great Southern Bancorp, Inc.                           31,476  1,597,407
    Great Western Bancorp, Inc.                            52,747  2,223,286
*   Green Bancorp, Inc.                                    42,065  1,003,250
*   Green Dot Corp. Class A                                84,511  5,177,144
#   Greenhill & Co., Inc.                                 100,406  1,862,531
*   Greenlight Capital Re, Ltd. Class A                    52,344  1,059,966
    Guaranty Bancorp                                       26,877    761,963
    Guaranty Federal Bancshares, Inc.                       2,022     43,817
*   Hallmark Financial Services, Inc.                      32,044    324,606
    Hancock Holding Co.                                    88,958  4,777,045
    Hanmi Financial Corp.                                  80,861  2,547,121
    Hanover Insurance Group, Inc. (The)                    50,999  5,770,537
#*  HarborOne Bancorp, Inc.                                 3,298     60,881
    Hawthorn Bancshares, Inc.                               2,033     42,591
#   HCI Group, Inc.                                        35,211  1,230,624
#   Heartland Financial USA, Inc.                          44,294  2,354,226
    Hennessy Advisors, Inc.                                 2,761     49,339
    Heritage Commerce Corp.                                82,412  1,319,416
    Heritage Financial Corp.                               47,910  1,475,628
#   Heritage Insurance Holdings, Inc.                      18,345    312,415
    Hilltop Holdings, Inc.                                197,180  5,164,144
#   Hingham Institution for Savings                         1,472    319,012
*   HMN Financial, Inc.                                     2,746     52,586
    Home Bancorp, Inc.                                      1,387     59,447
    Home BancShares, Inc.                                 310,210  7,448,151
*   HomeStreet, Inc.                                       45,893  1,351,549
*   HomeTrust Bancshares, Inc.                              7,702    195,246
#   Hope Bancorp, Inc.                                    309,896  5,900,420
    HopFed Bancorp, Inc.                                    5,577     83,265
    Horace Mann Educators Corp.                            77,779  3,212,273
    Horizon Bancorp                                        21,857    665,546
#*  Howard Bancorp, Inc.                                    2,293     48,153
    Iberiabank Corp.                                       23,864  2,016,508
#*  Impac Mortgage Holdings, Inc.                           1,592     14,646
    Independence Holding Co.                                1,285     37,651
    Independent Bank Corp.(2447821)                        43,062  3,072,474
    Independent Bank Corp.(2492133)                        21,971    506,432
#   Independent Bank Group, Inc.                           23,150  1,661,013
    Infinity Property & Casualty Corp.                     17,124  1,733,805
#   Interactive Brokers Group, Inc. Class A               114,563  7,330,886
    International Bancshares Corp.                        107,214  4,449,381
#*  INTL. FCStone, Inc.                                    33,417  1,453,640
    Investar Holding Corp.                                    678     17,120
#   Investment Technology Group, Inc.                      71,938  1,536,596
    Investors Title Co.                                     1,968    382,776
    James River Group Holdings, Ltd.                       23,933    909,454
#   Janus Henderson Group P.L.C.                           57,793  2,275,888
#   Kearny Financial Corp.                                108,176  1,492,829
#   Kemper Corp.                                           75,283  4,882,103
    Kentucky First Federal Bancorp                          3,402     29,768

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
           Kingstone Cos., Inc.                                7,991 $  167,411
#          Ladenburg Thalmann Financial Services, Inc.        74,979    233,185
           Lake Shore Bancorp, Inc.                              338      5,526
           Lakeland Bancorp, Inc.                             68,548  1,377,815
           Lakeland Financial Corp.                           60,442  2,905,447
           Landmark Bancorp, Inc.                              2,989     85,485
           LCNB Corp.                                          1,472     28,704
           LegacyTexas Financial Group, Inc.                  82,295  3,624,272
#          Legg Mason, Inc.                                  106,830  4,553,095
#*         LendingClub Corp.                                 225,006    823,522
#*         LendingTree, Inc.                                  16,526  6,079,089
           LPL Financial Holdings, Inc.                        9,991    596,063
           Macatawa Bank Corp.                                57,426    594,933
#          Mackinac Financial Corp.                            7,750    124,775
*          Magyar Bancorp, Inc.                                  809     10,242
           Maiden Holdings, Ltd.                             125,036    881,504
           MainSource Financial Group, Inc.                   45,798  1,802,151
#          Manning & Napier, Inc.                             15,314     59,725
           Marlin Business Services Corp.                     37,093    879,104
           MB Financial, Inc.                                120,686  5,162,947
#*         MBIA, Inc.                                        161,320  1,184,089
           MBT Financial Corp.                                12,604    141,795
           Mercantile Bank Corp.                              18,001    628,055
#          Mercury General Corp.                              77,822  3,809,387
#          Meridian Bancorp, Inc.                             91,743  1,876,144
#          Meta Financial Group, Inc.                         20,100  2,351,700
*          MGIC Investment Corp.                             216,764  3,212,442
           Midland States Bancorp, Inc.                        5,055    162,215
           MidSouth Bancorp, Inc.                             20,303    287,287
           MidWestOne Financial Group, Inc.                    6,543    216,442
           Moelis & Co. Class A                               15,535    803,160
           Morningstar, Inc.                                   3,116    299,510
           MutualFirst Financial, Inc.                         7,172    269,309
           National Bank Holdings Corp. Class A               51,025  1,696,071
           National Bankshares, Inc.                           1,806     78,742
*          National Commerce Corp.                             5,697    258,359
           National General Holdings Corp.                    53,243  1,065,925
           National Security Group, Inc. (The)                 1,000     16,000
           National Western Life Group, Inc. Class A           1,800    583,020
#*         Nationstar Mortgage Holdings, Inc.                  2,559     45,397
           Navient Corp.                                     208,021  2,964,299
#          Navigators Group, Inc. (The)                       46,470  2,258,442
#          NBT Bancorp, Inc.                                  67,931  2,507,333
           Nelnet, Inc. Class A                               59,149  3,082,254
(degrees)  NewStar Financial, Inc.                           112,900     60,966
*          Nicholas Financial, Inc.                            9,480     86,363
#*         Nicolet Bankshares, Inc.                            1,277     69,328
#*         NMI Holdings, Inc. Class A                        102,175  1,874,911
#          Northeast Bancorp                                   5,352    119,617
#          Northfield Bancorp, Inc.                           78,040  1,309,511
           Northrim BanCorp, Inc.                             11,583    387,451
           Northwest Bancshares, Inc.                        214,988  3,622,548
#          Norwood Financial Corp.                               949     29,808

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   OceanFirst Financial Corp.                             50,311 $1,330,726
#*  Ocwen Financial Corp.                                  15,346     51,716
#   OFG Bancorp                                            66,500    758,100
#   Ohio Valley Banc Corp.                                    600     24,660
#   Old Line Bancshares, Inc.                               9,399    297,666
    Old National Bancorp                                  190,552  3,296,550
    Old Second Bancorp, Inc.                               21,302    313,139
    OM Asset Management P.L.C.                            155,056  2,773,952
*   On Deck Capital, Inc.                                  49,914    224,613
*   OneMain Holdings, Inc.                                 45,669  1,493,833
    Oppenheimer Holdings, Inc. Class A                      8,448    232,320
#   Opus Bank                                              25,128    680,969
    Oritani Financial Corp.                                94,411  1,576,664
*   Pacific Mercantile Bancorp                             35,218    304,636
*   Pacific Premier Bancorp, Inc.                          49,784  2,028,698
    Park National Corp.                                    16,584  1,741,652
#   Parke Bancorp, Inc.                                     2,758     55,574
#   Peapack Gladstone Financial Corp.                      22,284    791,528
    Penns Woods Bancorp, Inc.                               5,276    226,182
*   PennyMac Financial Services, Inc. Class A               3,130     69,486
#   People's United Financial, Inc.                        13,258    260,785
    People's Utah Bancorp                                   7,289    230,332
#   Peoples Bancorp of North Carolina, Inc.                 1,084     34,146
    Peoples Bancorp, Inc.                                  27,270    971,085
    Peoples Financial Services Corp.                           60      2,726
*   PHH Corp.                                             124,427  1,116,110
    Pinnacle Financial Partners, Inc.                      66,239  4,192,929
    Piper Jaffray Cos.                                     17,595  1,624,019
#   PJT Partners, Inc. Class A                              5,307    251,286
    Popular, Inc.                                         115,648  4,699,935
*   Porter Bancorp, Inc.                                      857     12,015
#*  PRA Group, Inc.                                        75,583  2,702,092
    Preferred Bank                                         17,130  1,103,515
    Premier Financial Bancorp, Inc.                        12,249    232,976
    Primerica, Inc.                                        81,641  8,245,741
    ProAssurance Corp.                                    101,870  5,572,289
#   Prosperity Bancshares, Inc.                             3,383    256,431
    Provident Financial Holdings, Inc.                      6,061    110,916
    Provident Financial Services, Inc.                    105,610  2,778,599
#   Prudential Bancorp, Inc.                                1,711     29,617
    Pzena Investment Management, Inc. Class A              26,995    337,707
    QCR Holdings, Inc.                                     12,348    541,460
    Radian Group, Inc.                                    324,032  7,151,386
*   Regional Management Corp.                              18,154    514,847
#   Renasant Corp.                                         90,334  3,890,685
    Republic Bancorp, Inc. Class A                         39,187  1,510,267
#*  Republic First Bancorp, Inc.                           23,329    206,462
    Riverview Bancorp, Inc.                                30,399    291,222
#   RLI Corp.                                              70,858  4,553,335
    S&T Bancorp, Inc.                                      62,285  2,513,823
*   Safeguard Scientifics, Inc.                            66,933    836,663
    Safety Insurance Group, Inc.                           38,135  2,961,183
    Salisbury Bancorp, Inc.                                   551     24,354

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Sandy Spring Bancorp, Inc.                             62,290 $ 2,355,808
*   Seacoast Banking Corp. of Florida                      51,124   1,318,488
*   Security National Financial Corp. Class A               3,489      15,352
*   Select Bancorp, Inc.                                    2,536      32,714
    Selective Insurance Group, Inc.                        96,545   5,623,746
    ServisFirst Bancshares, Inc.                           49,578   2,103,099
    Shore Bancshares, Inc.                                  1,596      29,079
    SI Financial Group, Inc.                               37,462     541,326
#*  Siebert Financial Corp.                                 7,500      68,775
    Sierra Bancorp                                         27,373     749,473
    Silvercrest Asset Management Group, Inc. Class A        2,711      40,665
#   Simmons First National Corp. Class A                   90,766   5,341,579
    South State Corp.                                      59,081   5,234,577
*   Southern First Bancshares, Inc.                         6,895     300,277
#   Southern Missouri Bancorp, Inc.                         4,727     181,186
#   Southern National Bancorp of Virginia, Inc.             8,877     145,494
#   Southside Bancshares, Inc.                             56,225   1,930,204
    Southwest Georgia Financial Corp.                       1,439      31,154
#   State Auto Financial Corp.                             38,325   1,140,935
    State Bank Financial Corp.                             38,349   1,170,028
    Sterling Bancorp                                      462,647  11,450,513
    Stewart Information Services Corp.                     48,701   2,167,682
    Stifel Financial Corp.                                 91,446   6,174,434
    Stock Yards Bancorp, Inc.                              46,692   1,678,577
#   Summit Financial Group, Inc.                            1,637      42,071
    Summit State Bank                                       1,000      12,950
    Sun Bancorp, Inc.                                      20,447     500,952
    Sussex Bancorp                                          1,111      32,330
    TCF Financial Corp.                                   357,388   7,665,973
    Territorial Bancorp, Inc.                              21,117     639,423
#*  Texas Capital Bancshares, Inc.                         35,342   3,350,422
#*  Third Point Reinsurance, Ltd.                          34,274     488,405
    Timberland Bancorp, Inc.                               10,267     286,449
    Tiptree, Inc.                                          64,949     399,436
    Tompkins Financial Corp.                               26,932   2,218,389
    Towne Bank                                             88,879   2,715,242
    Trico Bancshares                                       35,805   1,324,069
#*  TriState Capital Holdings, Inc.                        31,490     757,335
*   Triumph Bancorp, Inc.                                  14,450     556,325
    TrustCo Bank Corp. NY                                 193,349   1,662,801
#   Trustmark Corp.                                       130,361   4,144,176
#   UMB Financial Corp.                                    80,822   6,157,020
    Umpqua Holdings Corp.                                  35,839     775,914
*   Unico American Corp.                                    4,300      35,905
    Union Bankshares Corp.                                 95,576   3,607,994
    United Bancshares, Inc.                                   110       2,420
#   United Bankshares, Inc.                               162,418   5,976,982
    United Community Banks, Inc.                          111,577   3,534,759
    United Community Financial Corp.                       58,982     575,075
    United Financial Bancorp, Inc.                        147,770   2,476,625
    United Fire Group, Inc.                                39,695   1,722,366
#   United Insurance Holdings Corp.                        47,089     909,759
    United Security Bancshares                              7,256      80,179

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Financials -- (Continued)
    Unity Bancorp, Inc.                                     9,218 $    189,430
#   Universal Insurance Holdings, Inc.                    101,962    2,997,683
    Univest Corp. of Pennsylvania                          39,789    1,114,092
    Validus Holdings, Ltd.                                 44,513    3,013,530
#   Valley National Bancorp                               646,717    8,129,233
    Value Line, Inc.                                        4,136       79,535
#*  Veritex Holdings, Inc.                                 30,928      881,757
#   Virtu Financial, Inc. Class A                           5,767      110,150
#   Virtus Investment Partners, Inc.                       22,848    2,924,544
#   Waddell & Reed Financial, Inc. Class A                142,300    3,272,900
*   Walker & Dunlop, Inc.                                  57,225    2,658,101
    Washington Federal, Inc.                              213,015    7,647,238
#   Washington Trust Bancorp, Inc.                         37,710    2,028,798
    Waterstone Financial, Inc.                             90,059    1,540,009
#   Webster Financial Corp.                                39,134    2,215,767
    WesBanco, Inc.                                         73,627    3,019,443
    West Bancorporation, Inc.                              47,411    1,213,722
#   Westamerica Bancorporation                             36,473    2,165,402
    Western New England Bancorp, Inc.                      46,282      502,160
    Westwood Holdings Group, Inc.                          26,538    1,737,443
    Wintrust Financial Corp.                               62,888    5,402,079
    WisdomTree Investments, Inc.                           58,562      678,734
#*  World Acceptance Corp.                                 25,415    3,000,241
    WSFS Financial Corp.                                   31,126    1,590,539
    WVS Financial Corp.                                       700       11,879
                                                                  ------------
Total Financials                                                   656,890,259
                                                                  ------------
Health Care -- (7.4%)
    Abaxis, Inc.                                           20,277    1,452,847
#*  Acadia Healthcare Co., Inc.                             5,549      189,110
#*  Accuray, Inc.                                          96,078      542,841
#   Aceto Corp.                                           104,780    1,153,628
*   Achillion Pharmaceuticals, Inc.                       118,918      315,133
*   Acorda Therapeutics, Inc.                              56,382    1,463,113
#*  Adamas Pharmaceuticals, Inc.                            6,888      260,642
*   Addus HomeCare Corp.                                   41,201    1,477,056
*   Adverum Biotechnologies, Inc.                          26,237      191,530
#*  Akorn, Inc.                                            45,613    1,469,651
#*  Albireo Pharma, Inc.                                      451       15,785
#*  Alder Biopharmaceuticals, Inc.                        105,804    1,497,127
#*  Aldeyra Therapeutics, Inc.                              4,901       36,635
*   Allscripts Healthcare Solutions, Inc.                 331,096    4,936,641
*   Almost Family, Inc.                                    41,947    2,393,076
#*  AMAG Pharmaceuticals, Inc.                             18,629      267,326
#*  Amedisys, Inc.                                         68,300    3,662,246
#*  AMN Healthcare Services, Inc.                          86,819    4,657,839
#*  Amphastar Pharmaceuticals, Inc.                        61,154    1,139,911
    Analogic Corp.                                         19,335    1,602,871
*   AngioDynamics, Inc.                                    56,468      983,108
#*  ANI Pharmaceuticals, Inc.                              40,380    2,711,921
*   Anika Therapeutics, Inc.                               49,266    3,287,028
*   Applied Genetic Technologies Corp.                     10,259       50,782

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Health Care -- (Continued)
#*  Aptevo Therapeutics, Inc.                              68,438 $  232,005
*   Aquinox Pharmaceuticals, Inc.                           1,180     15,257
#*  Aralez Pharmaceuticals, Inc.                           18,855     32,242
#*  Aratana Therapeutics, Inc.                             30,583    141,599
*   Ardelyx, Inc.                                          63,566    460,854
#*  Assembly Biosciences, Inc.                              1,446     68,222
#*  Atara Biotherapeutics, Inc.                             3,802    143,716
    Atrion Corp.                                            3,399  1,955,785
#*  BioScrip, Inc.                                          5,314     14,826
*   BioSpecifics Technologies Corp.                        20,832    892,026
#*  BioTelemetry, Inc.                                    102,457  3,498,907
#*  Bovie Medical Corp.                                    18,586     44,235
*   Brookdale Senior Living, Inc.                         120,249  1,142,365
*   Calithera Biosciences, Inc.                             4,309     34,472
#*  Cambrex Corp.                                          72,842  4,104,647
    Cantel Medical Corp.                                   83,217  9,231,262
#*  Capital Senior Living Corp.                           104,043  1,173,605
*   Cascadian Therapeutics, Inc.                           46,551    468,303
#*  Castlight Health, Inc. Class B                         17,945     66,397
#*  Catabasis Pharmaceuticals, Inc.                        19,761     29,444
*   Catalyst Biosciences, Inc.                              7,370    187,124
#*  Celldex Therapeutics, Inc.                             72,846    201,055
*   Cellular Biomedicine Group, Inc.                          367      7,615
*   Charles River Laboratories International, Inc.         47,327  4,990,159
#   Chemed Corp.                                           24,202  6,306,315
*   Chimerix, Inc.                                         69,609    333,427
#*  Civitas Solutions, Inc.                                 9,425    165,409
    Computer Programs & Systems, Inc.                      13,126    393,124
#*  Concert Pharmaceuticals, Inc.                           3,772     75,742
    CONMED Corp.                                           47,238  2,729,412
#*  Corcept Therapeutics, Inc.                              8,480    195,167
*   CorVel Corp.                                           44,234  2,284,686
*   Corvus Pharmaceuticals, Inc.                              910      7,662
*   Cross Country Healthcare, Inc.                         86,766  1,215,592
*   CryoLife, Inc.                                        114,699  2,162,076
*   Cumberland Pharmaceuticals, Inc.                       39,408    268,368
#*  Cutera, Inc.                                           49,803  2,470,229
#*  Cytokinetics, Inc.                                     63,202    581,458
#*  Depomed, Inc.                                          19,193    141,069
#*  Dicerna Pharmaceuticals, Inc.                           5,800     55,622
    Digirad Corp.                                          40,501     95,177
#*  Diplomat Pharmacy, Inc.                                46,039  1,242,593
#*  Eiger BioPharmaceuticals, Inc.                          3,400     29,410
*   Electromed, Inc.                                        9,750     54,795
*   Emergent BioSolutions, Inc.                            69,905  3,410,665
*   Enanta Pharmaceuticals, Inc.                           52,726  4,479,074
*   Endo International P.L.C.                             112,606    778,107
#   Ensign Group, Inc. (The)                               77,518  1,785,240
*   Enzo Biochem, Inc.                                    149,722  1,101,954
#*  Esperion Therapeutics, Inc.                            16,863  1,222,736
#*  Evolent Health, Inc. Class A                           31,422    443,050
*   Exactech, Inc.                                         33,470  1,676,847
#*  Five Prime Therapeutics, Inc.                          20,779    415,580

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Health Care -- (Continued)
*   FONAR Corp.                                             7,932 $  194,731
*   Globus Medical, Inc. Class A                           89,298  4,111,280
*   Haemonetics Corp.                                      60,790  3,930,073
*   Halyard Health, Inc.                                   80,784  3,943,067
*   Harvard Bioscience, Inc.                               69,776    327,947
#*  HealthEquity, Inc.                                     23,878  1,208,704
*   HealthStream, Inc.                                     87,188  2,050,662
#*  Heska Corp.                                            24,712  1,926,300
    Hill-Rom Holdings, Inc.                                58,197  4,965,950
*   HMS Holdings Corp.                                     80,062  1,371,462
#*  Horizon Pharma P.L.C.                                  72,799  1,059,225
#*  Icad, Inc.                                              2,400      7,800
*   ICU Medical, Inc.                                      24,253  5,552,724
#*  Ignyta, Inc.                                            1,727     46,456
#*  Impax Laboratories, Inc.                               76,374  1,485,474
*   InfuSystem Holdings, Inc.                               3,700      8,510
#*  Innoviva, Inc.                                         44,340    646,921
#*  Inogen, Inc.                                           10,556  1,286,143
*   Integer Holdings Corp.                                 61,421  3,080,263
#*  Integra LifeSciences Holdings Corp.                   104,090  5,481,379
#*  Intra-Cellular Therapies, Inc.                         25,619    436,035
#   Invacare Corp.                                         75,140  1,382,576
*   IRIDEX Corp.                                           11,951     87,959
#*  K2M Group Holdings, Inc.                                5,602    118,034
#*  Karyopharm Therapeutics, Inc.                          10,305    121,805
    Kewaunee Scientific Corp.                               2,424     70,296
*   Kindred Biosciences, Inc.                              68,094    595,823
    Kindred Healthcare, Inc.                               92,072    847,062
#*  Lannett Co., Inc.                                      66,287  1,348,940
*   Lantheus Holdings, Inc.                               127,696  2,937,008
#   LeMaitre Vascular, Inc.                                68,787  2,393,788
*   LHC Group, Inc.                                        30,542  1,918,038
*   LifePoint Health, Inc.                                 76,452  3,780,551
#*  Ligand Pharmaceuticals, Inc.                           21,940  3,458,183
#*  LivaNova P.L.C.                                        63,257  5,411,636
#   Luminex Corp.                                          35,401    714,746
#*  MacroGenics, Inc.                                      16,637    375,497
*   Magellan Health, Inc.                                  46,779  4,659,188
*   Masimo Corp.                                           30,841  2,906,456
#*  MEI Pharma, Inc.                                       24,871     54,219
#*  Melinta Therapeutics, Inc.                             30,203    421,332
#   Meridian Bioscience, Inc.                             147,049  2,301,317
*   Merit Medical Systems, Inc.                            73,976  3,436,185
#   Merrimack Pharmaceuticals, Inc.                         8,485     89,093
*   Micron Solutions, Inc.                                  6,700     23,450
*   Miragen Therapeutics, Inc.                              2,300     17,250
#*  Mirati Therapeutics, Inc.                               9,732    252,059
*   Misonix, Inc.                                           1,809     16,010
#*  Molina Healthcare, Inc.                                83,231  7,603,984
#*  Myriad Genetics, Inc.                                 100,045  3,689,660
    National HealthCare Corp.                              24,420  1,523,075
    National Research Corp. Class A                        36,404  1,370,611
    National Research Corp. Class B                         5,881    329,454

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Health Care -- (Continued)
#*  Natus Medical, Inc.                                    81,179 $2,520,608
*   Neogen Corp.                                           51,156  3,019,739
#*  NeoGenomics, Inc.                                      29,008    223,942
#*  NuVasive, Inc.                                         67,327  3,290,270
*   Nuvectra Corp.                                         37,711    306,213
#*  Omnicell, Inc.                                         93,919  4,606,727
#*  Opko Health, Inc.                                      94,642    422,103
*   OraSure Technologies, Inc.                            184,502  4,014,764
*   Orthofix International NV                              42,422  2,436,720
*   Otonomy, Inc.                                          39,539    229,326
#   Owens & Minor, Inc.                                    21,214    446,767
#*  PDL BioPharma, Inc.                                   249,134    687,610
    Phibro Animal Health Corp. Class A                      1,500     51,075
#*  Prestige Brands Holdings, Inc.                        110,081  4,604,688
#*  Progenics Pharmaceuticals, Inc.                        45,070    263,660
*   Providence Service Corp. (The)                         46,844  3,013,475
    Psychemedics Corp.                                     10,230    204,702
*   PTC Therapeutics, Inc.                                 31,950    839,965
*   Quality Systems, Inc.                                  13,650    177,450
*   Quidel Corp.                                           56,818  2,601,128
#*  Quorum Health Corp.                                    24,575    151,628
#*  R1 RCM, Inc.                                           26,373    135,821
*   RadNet, Inc.                                          100,345  1,018,502
#*  Recro Pharma, Inc.                                     12,141    104,534
#*  Repligen Corp.                                         70,302  2,486,582
#*  Retrophin, Inc.                                        52,797  1,262,376
*   RTI Surgical, Inc.                                    126,205    567,923
#*  Sangamo Therapeutics, Inc.                             46,998    979,908
#*  SCYNEXIS, Inc.                                         26,972     48,010
*   SeaSpine Holdings Corp.                                21,555    236,889
*   Select Medical Holdings Corp.                         206,482  3,654,731
    Simulations Plus, Inc.                                 15,044    242,961
#*  Spectrum Pharmaceuticals, Inc.                        146,219  3,149,557
#*  Stemline Therapeutics, Inc.                            29,175    465,341
#*  Sucampo Pharmaceuticals, Inc. Class A                  73,571  1,320,599
#*  Supernus Pharmaceuticals, Inc.                         28,472  1,111,832
*   Surmodics, Inc.                                        45,714  1,339,420
#*  Syndax Pharmaceuticals, Inc.                           13,605    148,295
#*  Syneos Health, Inc.                                    90,634  3,475,814
#*  Synlogic, Inc.                                          2,001     19,950
#*  Tenet Healthcare Corp.                                168,410  3,179,581
#*  Tetraphase Pharmaceuticals, Inc.                      155,004    905,223
#*  Tivity Health, Inc.                                    75,463  2,924,191
#*  Trevena, Inc.                                         159,908    260,650
*   Triple-S Management Corp. Class B                      36,746    844,423
    US Physical Therapy, Inc.                              29,093  2,209,613
    Utah Medical Products, Inc.                            12,056  1,086,246
#*  Verastem, Inc.                                         76,950    273,173
*   Versartis, Inc.                                        26,581     53,162
*   Voyager Therapeutics, Inc.                              1,700     35,088
*   Zafgen, Inc.                                           21,327    146,516

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
#*  Zogenix, Inc.                                          36,081 $  1,311,544
                                                                  ------------
Total Health Care                                                  267,501,961
                                                                  ------------
Industrials -- (17.2%)
#   AAON, Inc.                                            102,100    3,716,440
    AAR Corp.                                              58,300    2,359,401
#   ABM Industries, Inc.                                  116,925    4,446,658
#*  Acacia Research Corp.                                  82,039      299,442
*   ACCO Brands Corp.                                     196,834    2,332,483
    Acme United Corp.                                      11,121      269,684
#   Actuant Corp. Class A                                  93,706    2,319,223
#   Advanced Drainage Systems, Inc.                         3,578       88,377
#*  Aegion Corp.                                           68,967    1,729,692
#*  Aerojet Rocketdyne Holdings, Inc.                     109,271    3,004,952
#*  Aerovironment, Inc.                                    45,478    2,335,750
#   Air Lease Corp.                                        74,164    3,605,854
*   Air Transport Services Group, Inc.                    134,237    3,337,132
    Alamo Group, Inc.                                      27,741    3,191,047
    Albany International Corp. Class A                     50,890    3,228,970
#   Allegiant Travel Co.                                   25,038    3,987,301
    Allied Motion Technologies, Inc.                       29,804    1,038,669
    Altra Industrial Motion Corp.                          68,810    3,605,644
    AMERCO                                                  3,877    1,415,415
#*  Ameresco, Inc. Class A                                 10,395       90,437
#   American Railcar Industries, Inc.                      53,313    2,090,936
*   American Woodmark Corp.                                33,560    4,559,126
*   AMREP Corp.                                             2,776       21,070
#   Apogee Enterprises, Inc.                               71,611    3,259,017
    Applied Industrial Technologies, Inc.                  61,312    4,521,760
*   ARC Document Solutions, Inc.                           32,356       78,302
    ArcBest Corp.                                          65,791    2,338,870
    Argan, Inc.                                            39,706    1,731,182
*   Armstrong Flooring, Inc.                               60,885      943,109
*   Armstrong World Industries, Inc.                       64,806    4,063,336
*   Arotech Corp.                                          20,495       74,807
    Astec Industries, Inc.                                 46,907    2,926,997
#*  Astronics Corp.                                        30,147    1,344,556
#*  Astronics Corp. Class B                                 3,707      167,000
*   Atlas Air Worldwide Holdings, Inc.                     35,913    2,021,902
#*  Avis Budget Group, Inc.                               141,110    6,344,306
#*  Axon Enterprise, Inc.                                 117,616    3,112,119
#   AZZ, Inc.                                              40,206    1,829,373
#*  Babcock & Wilcox Enterprises, Inc.                     40,892      265,798
    Barnes Group, Inc.                                     88,315    5,810,244
    Barrett Business Services, Inc.                        22,734    1,584,332
*   Beacon Roofing Supply, Inc.                            95,637    5,786,038
#   BG Staffing, Inc.                                       1,100       17,468
*   Blue Bird Corp.                                         3,714       78,551
*   BlueLinx Holdings, Inc.                                10,662      172,618
*   BMC Stock Holdings, Inc.                               33,860      758,464
    Brady Corp. Class A                                    53,643    2,051,845
    Briggs & Stratton Corp.                                78,708    1,903,159

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    Brink's Co. (The)                                      60,744 $5,066,050
*   Builders FirstSource, Inc.                            115,936  2,483,349
    BWX Technologies, Inc.                                 64,165  4,070,628
*   CAI International, Inc.                                62,081  1,754,409
*   Casella Waste Systems, Inc. Class A                   143,196  3,662,954
*   CBIZ, Inc.                                            126,222  2,082,663
    CECO Environmental Corp.                               75,622    342,568
#   Celadon Group, Inc.                                    63,408    351,914
#*  Chart Industries, Inc.                                 67,086  3,325,453
    Chicago Rivet & Machine Co.                               841     26,904
#   CIRCOR International, Inc.                             26,616  1,411,180
*   Civeo Corp.                                            82,502    288,757
*   Clean Harbors, Inc.                                    71,561  3,960,186
    Columbus McKinnon Corp.                                45,359  1,857,451
    Comfort Systems USA, Inc.                              81,966  3,491,752
#*  Command Security Corp.                                 11,180     33,540
*   Commercial Vehicle Group, Inc.                         85,775  1,061,037
    CompX International, Inc.                               2,107     28,971
*   Continental Building Products, Inc.                    37,208  1,058,568
*   Continental Materials Corp.                               135      2,612
    Copa Holdings SA Class A                               27,455  3,797,850
    Costamare, Inc.                                        32,135    209,520
#   Covanta Holding Corp.                                 151,049  2,469,651
*   Covenant Transportation Group, Inc. Class A            35,593  1,043,943
#*  CPI Aerostructures, Inc.                               24,957    222,117
    CRA International, Inc.                                20,118    934,079
*   CSW Industrials, Inc.                                   8,608    412,323
#   Cubic Corp.                                            41,792  2,426,026
    Curtiss-Wright Corp.                                   52,878  6,909,039
#   Deluxe Corp.                                           66,377  4,929,820
    DMC Global, Inc.                                       31,306    716,907
#   Douglas Dynamics, Inc.                                 78,265  3,224,518
*   Ducommun, Inc.                                         21,433    625,415
*   DXP Enterprises, Inc.                                  47,190  1,614,370
#*  Dycom Industries, Inc.                                 72,056  8,409,656
    Eastern Co. (The)                                       6,998    187,197
*   Echo Global Logistics, Inc.                           101,405  2,961,026
    Ecology and Environment, Inc. Class A                     920      9,936
    EMCOR Group, Inc.                                      88,383  7,183,770
    Encore Wire Corp.                                      41,411  2,095,397
    EnerSys                                                68,976  4,849,703
*   Engility Holdings, Inc.                                44,886  1,174,218
    Ennis, Inc.                                            63,000  1,253,700
    EnPro Industries, Inc.                                 41,842  3,681,678
#   EnviroStar, Inc.                                          837     32,057
    ESCO Technologies, Inc.                                41,752  2,553,135
    Espey Manufacturing & Electronics Corp.                 6,393    157,268
#   Essendant, Inc.                                        67,308    609,137
*   Esterline Technologies Corp.                           49,403  3,633,591
*   ExOne Co. (The)                                         1,980     19,444
    Exponent, Inc.                                         41,202  3,055,128
    Federal Signal Corp.                                  148,867  3,027,955
    Forrester Research, Inc.                               38,876  1,696,937

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    Forward Air Corp.                                      44,670 $2,711,916
*   Franklin Covey Co.                                     41,960  1,208,448
    Franklin Electric Co., Inc.                            68,182  3,088,645
    FreightCar America, Inc.                               22,252    346,686
*   FTI Consulting, Inc.                                   76,280  3,315,892
#   GATX Corp.                                             50,628  3,601,676
*   Gencor Industries, Inc.                                19,518    327,902
#*  Generac Holdings, Inc.                                 73,085  3,576,049
#   General Cable Corp.                                    29,612    879,476
#*  Gibraltar Industries, Inc.                             65,935  2,446,188
    Global Brass & Copper Holdings, Inc.                   69,508  2,234,682
*   Goldfield Corp. (The)                                  76,689    379,611
    Gorman-Rupp Co. (The)                                  63,308  1,789,717
*   GP Strategies Corp.                                    51,682  1,289,466
    Graham Corp.                                           27,265    583,471
#   Granite Construction, Inc.                             61,471  4,099,501
*   Great Lakes Dredge & Dock Corp.                       118,180    555,446
#   Greenbrier Cos., Inc. (The)                            56,814  2,849,222
    Griffon Corp.                                          91,355  1,831,668
    H&E Equipment Services, Inc.                           94,920  3,737,950
    Hardinge, Inc.                                         23,206    437,665
*   Harsco Corp.                                           50,987    912,667
    Hawaiian Holdings, Inc.                               116,041  4,334,131
*   HC2 Holdings, Inc.                                      4,201     25,206
#   Healthcare Services Group, Inc.                        58,187  3,210,759
#   Heartland Express, Inc.                               118,127  2,680,302
#   HEICO Corp.                                            49,185  3,950,539
    HEICO Corp. Class A                                    67,060  4,415,901
    Heidrick & Struggles International, Inc.               55,714  1,470,850
*   Herc Holdings, Inc.                                    14,806    973,050
*   Heritage-Crystal Clean, Inc.                           24,445    531,679
    Herman Miller, Inc.                                    84,012  3,402,486
*   Hill International, Inc.                               63,019    359,208
    Hillenbrand, Inc.                                      77,974  3,454,248
    HNI Corp.                                              49,554  1,927,155
*   Houston Wire & Cable Co.                               18,520    129,640
*   Hub Group, Inc. Class A                                59,170  2,843,118
*   Hudson Global, Inc.                                    17,644     37,582
#*  Hudson Technologies, Inc.                             142,434    894,486
    Hurco Cos., Inc.                                       16,988    767,008
*   Huron Consulting Group, Inc.                           29,640  1,190,046
    Hyster-Yale Materials Handling, Inc.                   20,138  1,705,487
*   ICF International, Inc.                                50,356  2,673,904
#*  IES Holdings, Inc.                                     30,715    537,513
*   InnerWorkings, Inc.                                   191,313  1,915,043
*   Innovative Solutions & Support, Inc.                   19,757     61,247
    Insperity, Inc.                                        57,030  3,493,087
#   Insteel Industries, Inc.                               57,562  1,803,417
    Interface, Inc.                                       122,955  3,067,727
*   Intersections, Inc.                                     8,087     18,924
    ITT, Inc.                                              16,509    924,504
#   John Bean Technologies Corp.                           62,171  7,071,951
    Kadant, Inc.                                           23,091  2,314,873

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    Kaman Corp.                                            39,567 $2,480,851
#   KBR, Inc.                                             172,901  3,516,806
    Kelly Services, Inc. Class A                           45,730  1,294,616
    Kennametal, Inc.                                      129,752  6,329,303
*   Key Technology, Inc.                                   12,480    332,218
#*  KeyW Holding Corp. (The)                               75,028    502,688
    Kforce, Inc.                                           92,120  2,390,514
    Kimball International, Inc. Class B                   127,863  2,374,416
#*  Kirby Corp.                                            93,431  6,997,982
*   KLX, Inc.                                             105,524  7,456,326
#   Knight-Swift Transportation Holdings, Inc.            172,861  8,606,749
    Knoll, Inc.                                            61,882  1,419,573
    Korn/Ferry International                               98,690  4,397,626
#*  Kratos Defense & Security Solutions, Inc.             129,909  1,482,262
    Landstar System, Inc.                                  44,453  4,936,506
*   Lawson Products, Inc.                                  17,238    409,403
#*  Layne Christensen Co.                                  10,704    144,397
*   LB Foster Co. Class A                                  14,357    389,793
*   Limbach Holdings, Inc.                                 10,513    147,287
#   Lindsay Corp.                                          14,054  1,253,757
    LS Starrett Co. (The) Class A                           5,520     46,092
    LSC Communications, Inc.                               57,532    787,038
    LSI Industries, Inc.                                   34,106    270,802
*   Lydall, Inc.                                           40,300  1,926,340
#*  Manitowoc Co., Inc. (The)                              62,722  2,513,898
    Marten Transport, Ltd.                                131,915  3,060,428
#*  MasTec, Inc.                                          126,820  6,772,188
    Matson, Inc.                                           54,659  1,869,884
    Matthews International Corp. Class A                   50,900  2,850,400
    Maxar Technologies, Ltd.                                9,917    625,168
    McGrath RentCorp                                       35,076  1,676,633
*   Mercury Systems, Inc.                                  64,744  3,109,007
*   Meritor, Inc.                                         156,901  4,280,259
    Miller Industries, Inc.                                28,045    730,572
*   Mistras Group, Inc.                                    53,203  1,133,756
#   Mobile Mini, Inc.                                      76,887  2,910,173
*   Moog, Inc. Class A                                     39,951  3,597,987
*   Moog, Inc. Class B                                        488     43,654
*   MRC Global, Inc.                                      207,829  3,736,765
    MSA Safety, Inc.                                       44,387  3,475,946
    Mueller Industries, Inc.                               93,865  3,105,993
    Mueller Water Products, Inc. Class A                  338,480  3,936,522
#   Multi-Color Corp.                                      32,495  2,518,362
*   MYR Group, Inc.                                        49,036  1,661,340
#   National Presto Industries, Inc.                        9,004    915,257
*   Navigant Consulting, Inc.                              83,387  1,711,101
#*  Navistar International Corp.                           58,237  2,669,002
*   NCI Building Systems, Inc.                             22,385    413,003
#*  Nexeo Solutions, Inc.                                   1,644     15,503
*   NL Industries, Inc.                                   104,539  1,359,007
#   NN, Inc.                                               51,813  1,492,214
#*  Northwest Pipe Co.                                     27,019    513,361
#*  NOW, Inc.                                               1,807     21,305

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
#*  NV5 Global, Inc.                                       28,916 $1,409,655
#   Omega Flex, Inc.                                       21,021  1,285,644
*   On Assignment, Inc.                                   101,799  7,794,749
    Orbital ATK, Inc.                                       7,826  1,032,249
*   Orion Group Holdings, Inc.                             47,747    359,057
    Oshkosh Corp.                                          20,321  1,843,521
*   PAM Transportation Services, Inc.                      11,231    421,275
    Park-Ohio Holdings Corp.                               40,538  1,688,408
#*  Patrick Industries, Inc.                               52,368  3,354,170
*   Patriot Transportation Holding, Inc.                    5,218     99,142
    Pendrell Corp.                                             19     10,912
*   Perma-Pipe International Holdings, Inc.                11,947    108,718
#*  PGT Innovations, Inc.                                 168,923  2,694,322
*   Ply Gem Holdings, Inc.                                 33,894    727,026
    Powell Industries, Inc.                                23,297    759,249
    Preformed Line Products Co.                             7,269    536,888
    Primoris Services Corp.                                84,394  2,194,244
#   Quad/Graphics, Inc.                                    24,907    550,943
    Quanex Building Products Corp.                         63,852  1,321,736
*   Radiant Logistics, Inc.                                58,082    279,374
    Raven Industries, Inc.                                 73,896  2,848,691
#*  RBC Bearings, Inc.                                     30,823  3,883,698
    RCM Technologies, Inc.                                 22,513    142,507
    Regal Beloit Corp.                                     76,789  5,981,863
    Resources Connection, Inc.                            101,353  1,657,122
#*  Rexnord Corp.                                          86,966  2,444,614
*   Roadrunner Transportation Systems, Inc.                14,400     80,208
    RPX Corp.                                              63,159    886,752
*   Rush Enterprises, Inc. Class A                         46,147  2,494,245
*   Rush Enterprises, Inc. Class B                         18,930    962,023
#   Ryder System, Inc.                                      1,354    117,839
*   Saia, Inc.                                             68,445  5,171,020
    Servotronics, Inc.                                      2,783     29,082
*   SIFCO Industries, Inc.                                  6,261     41,010
    Simpson Manufacturing Co., Inc.                        87,482  5,138,693
    SkyWest, Inc.                                          61,564  3,432,193
*   SP Plus Corp.                                          32,706  1,260,816
    Spartan Motors, Inc.                                   59,526    797,648
*   Sparton Corp.                                          31,536    725,643
*   SPX Corp.                                              37,644  1,176,375
*   SPX FLOW, Inc.                                         48,510  2,249,409
    Standex International Corp.                            32,398  3,400,170
    Steelcase, Inc. Class A                               164,056  2,551,071
*   Sterling Construction Co., Inc.                        92,467  1,289,915
    Sun Hydraulics Corp.                                   39,087  2,426,521
#*  Team, Inc.                                             91,457  1,554,769
*   Teledyne Technologies, Inc.                            14,770  2,819,888
#   Tennant Co.                                            21,936  1,478,486
    Terex Corp.                                           149,749  7,041,198
    Tetra Tech, Inc.                                      107,483  5,341,905
#*  Textainer Group Holdings, Ltd.                         36,046    883,127
*   Thermon Group Holdings, Inc.                           50,524  1,171,146
    Timken Co. (The)                                      121,901  6,405,898

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    Titan International, Inc.                             153,055 $  2,037,162
#*  Titan Machinery, Inc.                                  32,762      704,055
*   TPI Composites, Inc.                                   19,060      382,725
*   Trex Co., Inc.                                         29,232    3,261,999
*   TriMas Corp.                                           81,389    2,164,947
*   TriNet Group, Inc.                                     63,113    2,768,767
    Triton International, Ltd.                            105,321    4,065,391
#   Triumph Group, Inc.                                    86,631    2,525,294
*   TrueBlue, Inc.                                         72,527    1,983,613
#*  Tutor Perini Corp.                                     68,125    1,686,094
*   Twin Disc, Inc.                                        31,331      923,638
*   Ultralife Corp.                                        24,184      164,451
    UniFirst Corp.                                         26,680    4,410,204
    Universal Forest Products, Inc.                        99,768    3,724,339
    Universal Logistics Holdings, Inc.                     26,146      607,895
#   US Ecology, Inc.                                       42,546    2,223,028
#*  USA Truck, Inc.                                        22,955      462,773
    Valmont Industries, Inc.                               26,941    4,407,548
*   Vectrus, Inc.                                          36,696    1,115,558
#*  Veritiv Corp.                                          18,115      519,901
    Viad Corp.                                             43,595    2,476,196
*   Vicor Corp.                                            20,402      373,357
    Virco Manufacturing Corp.                               6,861       32,247
    VSE Corp.                                              19,714      976,829
#   Wabash National Corp.                                 102,957    2,659,379
    Watsco, Inc. Class B                                    1,248      224,952
    Watts Water Technologies, Inc. Class A                 47,698    3,803,915
#*  Welbilt, Inc.                                         245,801    5,481,362
#   Werner Enterprises, Inc.                              111,569    4,540,858
*   Wesco Aircraft Holdings, Inc.                          81,332      581,524
*   WESCO International, Inc.                              53,490    3,645,343
#*  Willdan Group, Inc.                                    30,584      693,033
*   Willis Lease Finance Corp.                             11,622      313,794
*   Xerium Technologies, Inc.                               7,899       34,519
#*  YRC Worldwide, Inc.                                   116,726    1,864,114
                                                                  ------------
Total Industrials                                                  619,944,992
                                                                  ------------
Information Technology -- (12.2%)
#*  ACI Worldwide, Inc.                                   163,112    3,823,345
*   Actua Corp.                                           109,100    1,701,960
*   Acxiom Corp.                                          132,416    3,584,501
    ADTRAN, Inc.                                           85,376    1,366,016
#*  Advanced Energy Industries, Inc.                       85,939    6,112,841
*   Agilysys, Inc.                                         52,989      635,868
*   Alpha & Omega Semiconductor, Ltd.                      41,052      689,263
    American Software, Inc. Class A                        82,413    1,032,635
*   Amkor Technology, Inc.                                469,516    4,723,331
#*  Amtech Systems, Inc.                                   46,536      466,756
#*  ANGI Homeservices, Inc. Class A                        13,651      182,377
*   Anixter International, Inc.                            43,771    3,663,633
*   Aspen Technology, Inc.                                 33,287    2,578,078
    AstroNova, Inc.                                         5,157       69,104

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
#*  Asure Software, Inc.                                   32,798 $  498,530
*   Aviat Networks, Inc.                                    4,294     69,820
#*  Avid Technology, Inc.                                  94,357    509,528
    AVX Corp.                                              89,213  1,600,481
*   Aware, Inc.                                            34,012    154,755
*   Axcelis Technologies, Inc.                             72,460  1,876,714
*   AXT, Inc.                                             130,686  1,032,419
#   Badger Meter, Inc.                                     63,572  3,064,170
#*  Barracuda Networks, Inc.                               40,917  1,127,263
*   Bazaarvoice, Inc.                                     127,876    703,318
    Bel Fuse, Inc. Class A                                  2,683     51,594
    Bel Fuse, Inc. Class B                                 27,673    568,680
#   Belden, Inc.                                           65,597  5,560,658
*   Benchmark Electronics, Inc.                            66,556  1,926,796
    Black Box Corp.                                        20,663     72,321
#   Blackbaud, Inc.                                        52,217  5,003,433
*   Blackhawk Network Holdings, Inc.                       46,589  2,117,470
#*  Blucora, Inc.                                          92,763  2,263,417
*   Bottomline Technologies de, Inc.                       37,887  1,382,875
*   Brightcove, Inc.                                        5,662     38,219
#*  BroadSoft, Inc.                                         4,362    239,474
    Brooks Automation, Inc.                                96,735  2,698,906
*   BSQUARE Corp.                                          24,386    104,860
    Cabot Microelectronics Corp.                           36,239  3,692,392
*   CACI International, Inc. Class A                       47,362  6,656,729
*   CalAmp Corp.                                          107,848  2,640,119
*   Calix, Inc.                                           133,640    855,296
#*  Carbonite, Inc.                                        94,148  2,372,530
*   Cardtronics P.L.C. Class A                             42,507  1,039,721
    Cass Information Systems, Inc.                         30,373  1,760,115
*   Cavium, Inc.                                           14,847  1,318,117
    CCUR Holdings, Inc.                                    10,672     61,044
*   Ceva, Inc.                                             37,919  1,668,436
#*  Ciena Corp.                                           107,766  2,293,260
#*  Cimpress NV                                            38,999  4,968,863
*   Cirrus Logic, Inc.                                    125,945  6,243,094
#*  Clearfield, Inc.                                       33,636    435,586
#*  Coherent, Inc.                                         17,867  4,636,844
    Cohu, Inc.                                             64,338  1,464,976
#*  CommerceHub, Inc. Series A                              7,702    155,734
    Communications Systems, Inc.                           11,195     39,183
*   Computer Task Group, Inc.                              47,217    245,528
    Comtech Telecommunications Corp.                       61,465  1,329,488
#*  Conduent, Inc.                                        323,930  5,312,452
#*  Control4 Corp.                                         75,939  2,058,706
#   Convergys Corp.                                       170,395  3,965,092
*   CoreLogic, Inc.                                        91,247  4,321,458
*   Cray, Inc.                                            100,411  2,434,967
#*  Cree, Inc.                                            164,924  5,691,527
    CSG Systems International, Inc.                        71,089  3,211,090
    CSP, Inc.                                               2,788     48,790
    CTS Corp.                                              72,034  1,980,935
#*  CyberOptics Corp.                                      22,829    348,142

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
#   Cypress Semiconductor Corp.                            99,033 $1,712,281
    Daktronics, Inc.                                      130,715  1,210,421
*   Data I/O Corp.                                         18,099    205,967
*   Datawatch Corp.                                         2,100     24,045
*   DHI Group, Inc.                                        97,971    176,348
#   Diebold Nixdorf, Inc.                                  58,486  1,079,067
*   Digi International, Inc.                               48,988    507,026
*   Diodes, Inc.                                           67,161  1,893,269
*   DSP Group, Inc.                                        58,608    767,765
#*  Eastman Kodak Co.                                      10,170     80,852
#   Ebix, Inc.                                             42,888  3,521,105
*   Edgewater Technology, Inc.                             10,739     64,219
*   eGain Corp.                                             2,700     13,635
*   Electro Scientific Industries, Inc.                    46,663  1,092,847
*   Electronics for Imaging, Inc.                          66,927  1,956,945
#*  Ellie Mae, Inc.                                        22,063  2,062,890
*   Emcore Corp.                                           32,553    219,733
#*  Endurance International Group Holdings, Inc.           17,792    147,674
    Entegris, Inc.                                        204,204  6,646,840
#*  Envestnet, Inc.                                        12,842    690,258
*   EPAM Systems, Inc.                                     34,106  4,006,773
#*  ePlus, Inc.                                            39,060  3,015,432
*   Euronet Worldwide, Inc.                                49,036  4,603,009
*   Everi Holdings, Inc.                                   16,971    131,356
*   Evolving Systems, Inc.                                  1,888     10,195
*   ExlService Holdings, Inc.                              38,784  2,356,128
*   Extreme Networks, Inc.                                151,940  2,283,658
*   Fabrinet                                               58,369  1,448,135
    Fair Isaac Corp.                                       47,990  8,285,953
*   FARO Technologies, Inc.                                44,491  2,398,065
#*  Finisar Corp.                                         187,197  3,362,058
#*  Finjan Holdings, Inc.                                  28,831     55,932
*   FormFactor, Inc.                                      129,473  1,857,938
*   Frequency Electronics, Inc.                            20,450    193,048
    GlobalSCAPE, Inc.                                      12,700     45,085
*   Glu Mobile, Inc.                                       24,461     91,484
#*  GrubHub, Inc.                                          29,954  2,164,176
*   GSE Systems, Inc.                                      17,551     57,918
*   GSI Technology, Inc.                                   45,853    368,200
#*  GTT Communications, Inc.                               83,621  3,859,109
    Hackett Group, Inc. (The)                             101,230  1,620,692
#*  Harmonic, Inc.                                        181,817    663,632
*   ID Systems, Inc.                                       16,326    120,976
*   IEC Electronics Corp.                                   9,604     37,264
*   II-VI, Inc.                                            74,107  3,160,664
*   Image Sensing Systems, Inc.                               700      2,100
#*  Infinera Corp.                                        131,807    852,791
#*  Information Services Group, Inc.                        4,734     20,167
*   Innodata, Inc.                                         28,851     33,467
*   Insight Enterprises, Inc.                              60,629  2,250,548
*   Integrated Device Technology, Inc.                    134,300  4,015,570
    InterDigital, Inc.                                     49,707  3,879,631
#*  Internap Corp.                                         25,315    423,520

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   inTEST Corp.                                           15,197 $  134,493
*   Intevac, Inc.                                          37,536    255,245
*   IntriCon Corp.                                         15,654    295,078
#*  Iteris, Inc.                                           23,716    160,320
*   Itron, Inc.                                            48,320  3,537,024
#   j2 Global, Inc.                                        42,640  3,410,774
#*  Kemet Corp.                                           163,605  3,330,998
*   Key Tronic Corp.                                       24,700    177,099
*   Kimball Electronics, Inc.                              56,016  1,036,296
#*  Knowles Corp.                                         102,817  1,566,931
#*  Kopin Corp.                                           125,816    417,709
*   Kulicke & Soffa Industries, Inc.                      117,342  2,700,039
*   KVH Industries, Inc.                                   35,319    390,275
*   Lattice Semiconductor Corp.                           307,468  2,001,617
*   Leaf Group, Ltd.                                       50,214    439,373
#*  Lightpath Technologies, Inc. Class A                   17,278     41,467
*   Limelight Networks, Inc.                               76,910    336,866
*   Liquidity Services, Inc.                               27,680    132,864
#   Littelfuse, Inc.                                       36,894  8,018,542
#*  Luxoft Holding, Inc.                                      361     20,776
#*  MACOM Technology Solutions Holdings, Inc.               4,130    128,443
#*  MagnaChip Semiconductor Corp.                          13,480    168,500
#*  Manhattan Associates, Inc.                            116,009  6,127,595
    ManTech International Corp. Class A                    39,176  2,039,894
*   Marchex, Inc. Class B                                  48,590    166,664
*   Marin Software, Inc.                                      857      7,970
    MAXIMUS, Inc.                                           8,797    599,779
#*  MaxLinear, Inc.                                        29,847    769,754
#*  Maxwell Technologies, Inc.                              2,111     12,223
#*  Meet Group, Inc.(The)                                 204,529    564,500
#   Mesa Laboratories, Inc.                                 9,475  1,340,807
    Methode Electronics, Inc.                              93,235  3,808,650
*   MicroStrategy, Inc. Class A                             7,319  1,008,046
    MKS Instruments, Inc.                                  93,116  9,525,767
#*  ModusLink Global Solutions, Inc.                       25,064     55,893
*   MoneyGram International, Inc.                          33,815    408,485
#   Monolithic Power Systems, Inc.                         65,929  7,853,462
    Monotype Imaging Holdings, Inc.                        71,866  1,721,191
#   MTS Systems Corp.                                      21,555  1,117,627
*   Nanometrics, Inc.                                      85,698  2,122,739
*   Napco Security Technologies, Inc.                      42,670    390,431
#*  NCR Corp.                                              10,334    387,628
#*  NeoPhotonics Corp.                                      6,785     38,064
#*  NETGEAR, Inc.                                          60,312  4,203,746
#*  Netscout Systems, Inc.                                138,900  3,958,650
    Network-1 Technologies, Inc.                            8,465     21,163
#   NIC, Inc.                                              48,076    798,062
*   Novanta, Inc.                                          68,099  3,942,932
#   NVE Corp.                                               6,815    571,233
*   Optical Cable Corp.                                    13,961     32,808
#*  OSI Systems, Inc.                                      30,939  2,044,449
#*  PAR Technology Corp.                                   16,581    142,597
    Park Electrochemical Corp.                             47,089    861,729

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
#*  Paycom Software, Inc.                                  41,768 $3,827,620
#   PC Connection, Inc.                                    64,457  1,688,773
    PC-Tel, Inc.                                           27,619    197,752
#*  PCM, Inc.                                              32,437    287,067
#*  PDF Solutions, Inc.                                    77,497  1,060,159
#   Pegasystems, Inc.                                      83,739  4,258,128
*   Perceptron, Inc.                                       23,547    245,360
*   Perficient, Inc.                                       86,529  1,676,067
*   PFSweb, Inc.                                            3,243     23,933
#*  Photronics, Inc.                                      183,395  1,540,518
*   Pixelworks, Inc.                                       11,353     69,140
    Plantronics, Inc.                                      46,900  2,766,631
#*  Plexus Corp.                                           61,467  3,672,653
    Power Integrations, Inc.                               32,553  2,431,709
*   PRGX Global, Inc.                                      10,132     77,003
    Progress Software Corp.                                87,734  4,371,785
    QAD, Inc. Class A                                      25,004  1,077,672
    QAD, Inc. Class B                                       4,173    139,170
*   Quantum Corp.                                          16,112     99,733
*   QuinStreet, Inc.                                       18,008    168,015
*   Rambus, Inc.                                          101,899  1,286,984
*   RealNetworks, Inc.                                     97,565    302,452
    Reis, Inc.                                             27,464    569,878
#   Relm Wireless Corp.                                    29,676    106,834
*   Ribbon Communications, Inc.                           110,431    770,808
    Richardson Electronics, Ltd.                           17,100    138,681
*   Rogers Corp.                                           28,758  4,738,743
*   Rosetta Stone, Inc.                                    18,312    234,027
*   Rubicon Project, Inc. (The)                             3,093      5,939
*   Rudolph Technologies, Inc.                            106,651  2,794,256
*   Sanmina Corp.                                         148,533  3,884,138
#   Sapiens International Corp. NV                          1,000     12,440
*   ScanSource, Inc.                                       42,641  1,458,322
    Science Applications International Corp.               61,971  4,750,077
*   Seachange International, Inc.                          81,860    272,594
*   Semtech Corp.                                          80,651  2,887,306
*   ServiceSource International, Inc.                      18,931     64,365
*   Sigma Designs, Inc.                                    88,140    497,991
*   Silicon Laboratories, Inc.                             58,169  5,595,858
#*  SolarEdge Technologies, Inc.                              705     25,310
#*  Stamps.com, Inc.                                       23,569  4,804,541
*   StarTek, Inc.                                          47,158    589,475
#*  Stratasys, Ltd.                                           697     14,909
#*  SunPower Corp.                                         20,122    159,567
#*  Super Micro Computer, Inc.                             68,033  1,552,853
*   Sykes Enterprises, Inc.                                84,905  2,633,753
#*  Synaptics, Inc.                                        27,717  1,201,255
#*  Synchronoss Technologies, Inc.                          9,232     74,225
    SYNNEX Corp.                                           51,712  6,346,614
    Systemax, Inc.                                         67,300  2,089,665
#*  Tech Data Corp.                                        69,481  6,966,860
*   TechTarget, Inc.                                       20,923    328,073
*   Telaria, Inc.                                           2,700     13,662

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Telenav, Inc.                                           67,354 $    380,550
    Tessco Technologies, Inc.                               15,987      350,915
    TiVo Corp.                                              99,652    1,390,145
    TransAct Technologies, Inc.                             21,678      325,170
    Travelport Worldwide, Ltd.                             175,818    2,392,883
#*  Travelzoo                                               10,903       67,599
    TTEC Holdings, Inc.                                     66,645    2,645,806
#*  TTM Technologies, Inc.                                 182,139    3,003,472
#*  Ubiquiti Networks, Inc.                                 62,337    5,028,726
#*  Ultra Clean Holdings, Inc.                              73,326    1,590,441
#*  Unisys Corp.                                            10,922       97,206
*   VASCO Data Security International, Inc.                 36,103      519,883
#*  Veeco Instruments, Inc.                                 63,990    1,065,433
#*  VeriFone Systems, Inc.                                  39,729      702,409
*   Verint Systems, Inc.                                    52,764    2,202,897
    Versum Materials, Inc.                                  57,367    2,111,106
#*  ViaSat, Inc.                                            29,600    2,238,352
*   Viavi Solutions, Inc.                                  108,328      929,454
*   Virtusa Corp.                                           62,570    2,791,873
#   Vishay Intertechnology, Inc.                           235,440    5,167,908
*   Vishay Precision Group, Inc.                            15,182      415,987
    Wayside Technology Group, Inc.                          12,861      184,555
*   Web.com Group, Inc.                                     54,026    1,256,104
*   Westell Technologies, Inc. Class A                       2,700        8,775
*   Xcerra Corp.                                            78,910      787,522
*   XO Group, Inc.                                          87,454    1,670,371
#   Xperi Corp.                                             67,342    1,511,828
*   Xplore Technologies Corp.                                6,803       18,776
    YuMe, Inc.                                              17,929       65,620
*   Zedge, Inc. Class B                                     17,051       51,769
*   Zix Corp.                                              174,359      737,539
*   Zynga, Inc. Class A                                  1,611,163    5,767,964
                                                                   ------------
Total Information Technology                                        437,969,132
                                                                   ------------
Materials -- (5.0%)
    A Schulman, Inc.                                        41,491    1,618,149
*   AdvanSix, Inc.                                           7,826      308,814
#*  AgroFresh Solutions, Inc.                               11,047       83,294
#*  AK Steel Holding Corp.                                 322,306    1,630,868
#   American Vanguard Corp.                                 59,366    1,255,591
    Ampco-Pittsburgh Corp.                                  12,881      175,182
    Balchem Corp.                                           43,731    3,454,749
    Boise Cascade Co.                                       63,041    2,802,172
    Cabot Corp.                                             72,120    4,878,197
#   Calgon Carbon Corp.                                    117,326    2,504,910
#   Carpenter Technology Corp.                              90,362    4,644,607
*   Century Aluminum Co.                                   178,770    3,977,632
    Chase Corp.                                             20,838    2,341,149
*   Clearwater Paper Corp.                                  27,359    1,287,241
#*  Cleveland-Cliffs, Inc.                                 397,434    2,722,423
#*  Coeur Mining, Inc.                                      74,714      600,701
    Commercial Metals Co.                                  198,664    4,775,883

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Materials -- (Continued)
#   Compass Minerals International, Inc.                   52,075 $3,796,267
    Core Molding Technologies, Inc.                        24,525    510,120
    Deltic Timber Corp.                                    18,393  1,738,506
    Domtar Corp.                                           95,895  4,925,167
*   Ferro Corp.                                            72,842  1,713,244
    Ferroglobe P.L.C.                                       1,925     27,836
#*  Flotek Industries, Inc.                                96,916    533,038
    Friedman Industries, Inc.                               5,430     29,919
    FutureFuel Corp.                                       49,775    666,985
*   GCP Applied Technologies, Inc.                         65,112  2,174,741
#   Gold Resource Corp.                                     3,022     13,659
    Greif, Inc. Class A                                    32,450  1,918,444
    Greif, Inc. Class B                                     2,156    137,229
    Hawkins, Inc.                                          28,143    993,448
    Haynes International, Inc.                             38,922  1,393,408
#   HB Fuller Co.                                          77,597  4,023,404
#   Hecla Mining Co.                                      694,395  2,666,477
*   Ingevity Corp.                                         56,174  4,075,424
    Innophos Holdings, Inc.                                31,492  1,457,135
    Innospec, Inc.                                         44,918  3,225,112
#*  Intrepid Potash, Inc.                                 126,284    491,245
#   Kaiser Aluminum Corp.                                  33,977  3,745,624
    KapStone Paper and Packaging Corp.                    158,071  5,475,579
    KMG Chemicals, Inc.                                    41,066  2,494,760
*   Koppers Holdings, Inc.                                 25,707  1,177,381
*   Kraton Corp.                                           61,782  3,105,163
#   Kronos Worldwide, Inc.                                 33,908    930,775
*   Louisiana-Pacific Corp.                               206,881  6,125,746
#*  LSB Industries, Inc.                                    3,758     31,905
    Materion Corp.                                         41,809  2,077,907
    Mercer International, Inc.                             86,611  1,273,182
    Minerals Technologies, Inc.                            44,730  3,361,460
    Myers Industries, Inc.                                107,272  2,252,712
    Neenah, Inc.                                           39,603  3,584,071
    Northern Technologies International Corp.               7,993    187,036
#   Olympic Steel, Inc.                                    14,385    335,314
*   OMNOVA Solutions, Inc.                                143,313  1,576,443
    PH Glatfelter Co.                                      71,213  1,663,536
#*  Platform Specialty Products Corp.                     133,528  1,563,613
    PolyOne Corp.                                         131,230  5,703,256
    Quaker Chemical Corp.                                  33,824  5,205,514
#   Rayonier Advanced Materials, Inc.                     124,686  2,359,059
*   Resolute Forest Products, Inc.                         13,707    157,631
#   Royal Gold, Inc.                                        2,975    264,775
#*  Ryerson Holding Corp.                                 128,254  1,282,540
#   Schnitzer Steel Industries, Inc. Class A               73,482  2,513,084
    Schweitzer-Mauduit International, Inc.                 51,595  2,336,222
    Sensient Technologies Corp.                            73,966  5,314,457
    Silgan Holdings, Inc.                                 111,131  3,321,706
    Stepan Co.                                             32,163  2,522,222
*   SunCoke Energy, Inc.                                   65,620    728,382
    Synalloy Corp.                                         16,501    224,414
#*  TimkenSteel Corp.                                     153,431  2,484,048

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Materials -- (Continued)
#*  Trecora Resources                                      22,715 $    302,110
    Tredegar Corp.                                         61,394    1,126,580
    Trinseo SA                                             74,711    6,159,922
    Tronox, Ltd. Class A                                  114,586    2,249,323
#*  UFP Technologies, Inc.                                  4,273      124,558
    United States Lime & Minerals, Inc.                    14,460    1,109,805
#   United States Steel Corp.                             315,227   11,792,642
*   Universal Stainless & Alloy Products, Inc.             10,671      274,992
#*  US Concrete, Inc.                                      19,220    1,496,277
#*  Verso Corp. Class A                                     2,650       42,559
    Worthington Industries, Inc.                           98,879    4,623,582
                                                                  ------------
Total Materials                                                    180,254,237
                                                                  ------------
Real Estate -- (0.4%)
#   Alexander & Baldwin, Inc.                             110,272    2,924,413
*   Altisource Asset Management Corp.                       2,193      152,633
#*  Altisource Portfolio Solutions SA                       1,973       55,244
    CKX Lands, Inc.                                           702        7,301
#   Consolidated-Tomoka Land Co.                           15,038      995,065
#*  Forestar Group, Inc.                                    6,305      153,842
*   FRP Holdings, Inc.                                     17,414      869,829
    Griffin Industrial Realty, Inc.                         4,499      166,913
    HFF, Inc. Class A                                      61,259    3,014,555
#   Kennedy-Wilson Holdings, Inc.                          61,460    1,090,915
*   Marcus & Millichap, Inc.                                7,254      236,843
*   Maui Land & Pineapple Co., Inc.                         5,448       74,910
    RE/MAX Holdings, Inc. Class A                           5,510      271,919
#   Realogy Holdings Corp.                                110,490    3,039,580
#   RMR Group, Inc. (The) Class A                           6,443      417,184
#*  St Joe Co. (The)                                       16,540      310,952
    Stratus Properties, Inc.                               14,534      444,740
*   Tejon Ranch Co.                                        52,091    1,136,105
                                                                  ------------
Total Real Estate                                                   15,362,943
                                                                  ------------
Telecommunication Services -- (1.0%)
#   ATN International, Inc.                                26,846    1,593,579
*   Boingo Wireless, Inc.                                 114,455    2,775,534
#*  Cincinnati Bell, Inc.                                  79,811    1,376,740
#   Cogent Communications Holdings, Inc.                   87,512    3,946,791
#   Consolidated Communications Holdings, Inc.             86,440    1,076,178
*   General Communication, Inc. Class A                    98,613    4,134,843
*   Hawaiian Telcom Holdco, Inc.                            3,903      111,977
    IDT Corp. Class B                                      69,751      758,193
#*  Intelsat SA                                            34,330       96,467
#*  Iridium Communications, Inc.                          112,323    1,426,502
#*  ORBCOMM, Inc.                                         172,328    1,980,049
#   Shenandoah Telecommunications Co.                     103,180    3,508,120
    Spok Holdings, Inc.                                    50,965      795,054
#*  Straight Path Communications, Inc. Class B              5,160      941,700
    Telephone & Data Systems, Inc.                        199,364    5,468,555
*   United States Cellular Corp.                           15,228      553,842
*   Vonage Holdings Corp.                                 386,922    4,329,657

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Telecommunication Services -- (Continued)
#           Windstream Holdings, Inc.                      3,299 $        5,443
                                                                 --------------
Total Telecommunication Services                                     34,879,224
                                                                 --------------
Utilities -- (2.8%)
#           ALLETE, Inc.                                  64,992      4,708,020
            American States Water Co.                     63,785      3,522,208
            Artesian Resources Corp. Class A              28,697      1,066,954
#           Atlantica Yield PLC                              735         15,494
#           Avista Corp.                                 106,134      5,344,908
#           Black Hills Corp.                             75,388      4,187,803
            California Water Service Group                84,987      3,458,971
            Chesapeake Utilities Corp.                    33,157      2,437,040
            Connecticut Water Service, Inc.               33,778      1,791,923
            Consolidated Water Co., Ltd.                  22,624        303,162
#*          Dynegy, Inc.                                 120,682      1,510,939
            El Paso Electric Co.                          68,846      3,593,761
#           Genie Energy, Ltd. Class B                    53,580        234,145
            Hawaiian Electric Industries, Inc.            33,010      1,125,971
            IDACORP, Inc.                                 38,631      3,333,083
            MGE Energy, Inc.                              49,729      2,973,794
            Middlesex Water Co.                           41,145      1,549,521
#           New Jersey Resources Corp.                   145,601      5,649,319
#           Northwest Natural Gas Co.                     46,618      2,673,542
            NorthWestern Corp.                            71,197      3,868,845
#           NRG Yield, Inc. Class A                       40,679        765,986
#           NRG Yield, Inc. Class C                       61,410      1,160,649
            ONE Gas, Inc.                                 56,950      4,033,769
#           Ormat Technologies, Inc.                      58,876      4,126,030
            Otter Tail Corp.                              45,838      1,952,699
#           Pattern Energy Group, Inc.                    24,149        497,952
            PNM Resources, Inc.                          135,652      5,168,341
            Portland General Electric Co.                 64,504      2,731,744
            RGC Resources, Inc.                           21,575        526,430
            SJW Corp.                                     40,978      2,452,124
#           South Jersey Industries, Inc.                 98,964      2,913,500
            Southwest Gas Holdings, Inc.                  61,986      4,560,930
#           Spark Energy, Inc. Class A                    15,668        155,113
#           Spire, Inc.                                   73,831      4,909,761
            Unitil Corp.                                  46,045      2,035,649
#           WGL Holdings, Inc.                            82,214      6,924,063
#           York Water Co. (The)                          32,779      1,037,455
                                                                 --------------
Total Utilities                                                      99,301,598
                                                                 --------------
TOTAL COMMON STOCKS                                               3,063,115,825
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value Rights   64,715          6,472
                                                                 --------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
TOTAL INVESTMENT SECURITIES                                       3,063,122,297
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.250%                      4,288,659 $    4,288,659
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (14.8%)
(S)@  DFA Short Term Investment Fund                  46,060,140    532,961,874
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,146,437,435)^^            $3,600,372,830
                                                                 ==============

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  479,161,985           --   --    $  479,161,985
   Consumer Staples                126,360,515           --   --       126,360,515
   Energy                          145,488,979           --   --       145,488,979
   Financials                      656,829,293 $     60,966   --       656,890,259
   Health Care                     267,501,961           --   --       267,501,961
   Industrials                     619,944,992           --   --       619,944,992
   Information Technology          437,969,132           --   --       437,969,132
   Materials                       180,254,237           --   --       180,254,237
   Real Estate                      15,362,943           --   --        15,362,943
   Telecommunication Services       34,879,224           --   --        34,879,224
   Utilities                        99,301,598           --   --        99,301,598
Rights/Warrants                             --        6,472   --             6,472
Temporary Cash Investments           4,288,659           --   --         4,288,659
Securities Lending Collateral               --  532,961,874   --       532,961,874
                                -------------- ------------   --    --------------
TOTAL                           $3,067,343,518 $533,029,312   --    $3,600,372,830
                                ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (92.4%)

Consumer Discretionary -- (13.9%)
*   1-800-Flowers.com, Inc. Class A                        39,679 $   413,654
    A.H. Belo Corp. Class A                                17,110      83,839
    Aaron's, Inc.                                         113,417   4,637,621
#   Abercrombie & Fitch Co. Class A                       117,537   2,434,191
#   Adient P.L.C.                                          56,842   3,683,362
    Adtalem Global Education, Inc.                         75,376   3,467,296
#   Advance Auto Parts, Inc.                               39,131   4,577,936
*   Amazon.com, Inc.                                       54,952  79,729,307
    AMC Entertainment Holdings, Inc. Class A               25,069     320,883
#*  AMC Networks, Inc. Class A                             45,222   2,333,003
    AMCON Distributing Co.                                    116      10,208
#*  America's Car-Mart, Inc.                               11,173     515,075
#*  American Axle & Manufacturing Holdings, Inc.          133,385   2,354,245
#   American Eagle Outfitters, Inc.                       280,080   5,041,440
#*  American Outdoor Brands Corp.                          67,901     810,059
*   American Public Education, Inc.                        17,720     450,088
    Aptiv P.L.C.                                           20,590   1,953,579
    Aramark                                               156,554   7,171,739
    Ark Restaurants Corp.                                   2,015      51,383
*   Asbury Automotive Group, Inc.                          32,529   2,363,232
#*  Ascena Retail Group, Inc.                             197,951     427,574
#*  Ascent Capital Group, Inc. Class A                     10,749     101,363
#*  At Home Group, Inc.                                    32,404   1,026,559
#   Autoliv, Inc.                                          32,952   5,015,624
*   AutoNation, Inc.                                      112,042   6,747,169
#*  AutoZone, Inc.                                          2,987   2,286,369
#*  AV Homes, Inc.                                         11,531     194,874
*   Ballantyne Strong, Inc.                                 7,721      35,131
*   Barnes & Noble Education, Inc.                         47,536     316,114
#   Barnes & Noble, Inc.                                   84,250     395,975
    Bassett Furniture Industries, Inc.                      6,115     207,604
    BBX Capital Corp.                                       5,562      50,670
#   Beasley Broadcast Group, Inc. Class A                   2,443      30,660
*   Beazer Homes USA, Inc.                                 39,267     728,010
    Bed Bath & Beyond, Inc.                               107,715   2,486,062
*   Belmond, Ltd. Class A                                 123,034   1,587,139
    Best Buy Co., Inc.                                    256,123  18,712,346
#   Big 5 Sporting Goods Corp.                             20,304     114,718
#   Big Lots, Inc.                                         86,532   5,259,415
*   Biglari Holdings, Inc.                                    556     229,456
*   BJ's Restaurants, Inc.                                 29,898   1,128,649
#   Bloomin' Brands, Inc.                                 125,013   2,754,036
#*  Bojangles', Inc.                                       20,736     254,016
#*  Boot Barn Holdings, Inc.                               31,107     545,306
    BorgWarner, Inc.                                       79,076   4,448,816
    Bowl America, Inc. Class A                              1,280      19,840
#   Boyd Gaming Corp.                                      22,632     893,285
*   Bridgepoint Education, Inc.                            40,068     309,726
*   Bright Horizons Family Solutions, Inc.                 33,989   3,337,720
#   Brinker International, Inc.                            30,830   1,120,362
    Brunswick Corp.                                        94,399   5,926,369

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The)                                       14,000 $   280,700
#*  Buffalo Wild Wings, Inc.                                 21,731   3,411,767
#*  Build-A-Bear Workshop, Inc.                              18,084     155,522
*   Burlington Stores, Inc.                                  26,879   3,271,443
#   Cable One, Inc.                                           4,983   3,518,147
*   Caesars Entertainment Corp.                              38,610     538,609
*   CafePress, Inc.                                           1,005       1,668
    CalAtlantic Group, Inc.                                 112,750   6,328,657
#   Caleres, Inc.                                            52,931   1,568,875
    Callaway Golf Co.                                       111,594   1,648,243
*   Cambium Learning Group, Inc.                             39,240     275,465
    Canterbury Park Holding Corp.                               200       3,000
    Capella Education Co.                                    17,816   1,417,263
*   Career Education Corp.                                   95,931   1,189,544
#*  CarMax, Inc.                                            129,242   9,224,002
    Carnival Corp.                                           88,723   6,353,454
#   Carriage Services, Inc.                                  20,519     546,421
*   Carrols Restaurant Group, Inc.                           55,542     691,498
    Carter's, Inc.                                           37,541   4,516,182
    Cato Corp. (The) Class A                                 24,857     295,301
#*  Cavco Industries, Inc.                                    7,251   1,110,491
#   CBS Corp. Class B                                       131,022   7,548,177
    CBS Corp. Class A                                         3,886     223,950
*   Century Casinos, Inc.                                     3,288      30,085
*   Century Communities, Inc.                                28,924     913,998
*   Charter Communications, Inc. Class A                     80,042  30,195,844
#   Cheesecake Factory, Inc. (The)                           67,561   3,323,326
#   Chico's FAS, Inc.                                       190,444   1,811,122
#   Children's Place, Inc. (The)                             34,150   5,115,670
*   Chipotle Mexican Grill, Inc.                              4,600   1,493,896
    Choice Hotels International, Inc.                        25,252   2,074,452
#*  Christopher & Banks Corp.                                 2,351       2,986
    Churchill Downs, Inc.                                     3,697     957,523
#*  Chuy's Holdings, Inc.                                    19,205     508,933
#   Cinemark Holdings, Inc.                                 147,265   5,419,352
    Citi Trends, Inc.                                        15,913     374,115
*   Clarus Corp.                                             19,299     143,778
    Clear Channel Outdoor Holdings, Inc. Class A             27,964     135,625
#   Collectors Universe, Inc.                                 5,144     142,592
    Columbia Sportswear Co.                                  53,468   3,992,456
    Comcast Corp. Class A                                 2,173,428  92,435,893
#*  Conn's, Inc.                                             11,469     381,918
#   Cooper Tire & Rubber Co.                                 75,654   2,958,071
*   Cooper-Standard Holdings, Inc.                           25,840   3,219,406
    Core-Mark Holding Co., Inc.                              44,534     983,756
#   Cracker Barrel Old Country Store, Inc.                   22,541   3,978,036
#*  Crocs, Inc.                                              61,394     829,433
    CSS Industries, Inc.                                        200       5,232
    Culp, Inc.                                               17,140     545,052
#*  Daily Journal Corp.                                         200      45,740
    Dana, Inc.                                              225,562   7,441,290
#   Darden Restaurants, Inc.                                 70,951   6,800,653
#*  Dave & Buster's Entertainment, Inc.                      58,752   2,761,344

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Deckers Outdoor Corp.                                    32,868 $ 2,817,116
*   Del Frisco's Restaurant Group, Inc.                      26,246     459,305
#*  Del Taco Restaurants, Inc.                               42,325     536,258
    Delphi Technologies P.L.C.                                6,863     379,043
*   Delta Apparel, Inc.                                       6,871     128,213
*   Denny's Corp.                                            65,165     976,823
#*  Destination XL Group, Inc.                               51,876     134,878
    Dick's Sporting Goods, Inc.                              93,701   2,947,833
#   Dillard's, Inc. Class A                                  39,857   2,692,739
#   DineEquity, Inc.                                         24,791   1,372,926
#*  Discovery Communications, Inc. Class A                   93,472   2,343,343
*   Discovery Communications, Inc. Class B                    1,077      35,972
#*  Discovery Communications, Inc. Class C                  128,860   3,074,600
*   DISH Network Corp. Class A                               27,800   1,303,820
*   Dixie Group, Inc. (The)                                   7,544      26,404
    Dollar General Corp.                                    158,881  16,383,809
*   Dollar Tree, Inc.                                       130,642  15,023,830
#   Domino's Pizza, Inc.                                     19,800   4,293,630
#*  Dorman Products, Inc.                                    40,540   3,058,338
    DR Horton, Inc.                                         193,224   9,477,637
#   Drive Shack, Inc.                                        40,469     209,629
#   DSW, Inc. Class A                                        95,031   1,903,471
#*  Duluth Holdings, Inc. Class B                             5,670      99,849
#   Dunkin' Brands Group, Inc.                               42,812   2,767,796
#   Educational Development Corp.                             1,000      21,600
*   El Pollo Loco Holdings, Inc.                              5,500      55,275
#*  Eldorado Resorts, Inc.                                   24,198     836,041
#*  Emerson Radio Corp.                                      11,467      15,710
*   Emmis Communications Corp. Class A                        2,473       8,235
    Entercom Communications Corp. Class A                    73,736     814,783
    Entravision Communications Corp. Class A                 82,840     575,738
    Escalade, Inc.                                            7,797     100,191
#   Ethan Allen Interiors, Inc.                              35,248     875,913
*   EVINE Live, Inc.                                         18,299      22,325
#*  EW Scripps Co. (The) Class A                             64,132   1,026,753
#   Expedia, Inc.                                            41,034   5,252,762
#*  Express, Inc.                                            88,112     615,022
    Extended Stay America, Inc.                             239,986   4,854,917
#*  Famous Dave's of America, Inc.                            4,600      28,060
#*  Fiesta Restaurant Group, Inc.                            23,040     442,368
    Finish Line, Inc. (The) Class A                          43,663     494,702
#*  Five Below, Inc.                                         35,201   2,285,601
    Flexsteel Industries, Inc.                                6,129     264,037
#   Fogo De Chao, Inc.                                        1,611      20,943
#   Foot Locker, Inc.                                        96,404   4,738,257
    Ford Motor Co.                                        1,604,855  17,605,259
#*  Fossil Group, Inc.                                       12,354      98,338
#*  Fox Factory Holding Corp.                                45,567   1,747,494
*   Francesca's Holdings Corp.                               52,867     308,215
*   Full House Resorts, Inc.                                  6,121      20,567
*   G-III Apparel Group, Ltd.                                59,396   2,218,441
*   Gaia, Inc.                                                1,100      13,145
#   GameStop Corp. Class A                                  123,013   2,067,849

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Gaming Partners International Corp.                     3,430 $    33,580
#   Gannett Co., Inc.                                     132,242   1,560,456
#   Gap, Inc. (The)                                       254,525   8,460,411
#   Garmin, Ltd.                                           60,621   3,815,486
    General Motors Co.                                    614,834  26,075,110
#*  Genesco, Inc.                                          23,930     833,960
    Gentex Corp.                                          298,217   7,061,779
*   Gentherm, Inc.                                         42,958   1,374,656
    Genuine Parts Co.                                      83,779   8,718,881
#*  Global Eagle Entertainment, Inc.                        6,773      19,574
    Goodyear Tire & Rubber Co. (The)                      221,456   7,711,098
    Graham Holdings Co. Class B                             4,575   2,719,609
#*  Grand Canyon Education, Inc.                           60,151   5,593,441
*   Gray Television, Inc.                                 102,929   1,682,889
*   Gray Television, Inc. Class A                           2,300      32,200
*   Green Brick Partners, Inc.                              4,722      52,886
#   Group 1 Automotive, Inc.                               24,948   1,957,171
#*  Groupon, Inc.                                         445,084   2,354,494
#   Guess?, Inc.                                           96,759   1,777,463
#   H&R Block, Inc.                                        91,621   2,431,621
#*  Habit Restaurants, Inc. (The) Class A                   5,712      49,980
*   Hamilton Beach Brands Holding Co. Class A              14,688     377,628
#   Hanesbrands, Inc.                                     164,069   3,563,579
#   Harley-Davidson, Inc.                                 138,183   6,696,348
*   Harte-Hanks, Inc.                                      14,438      12,150
#   Hasbro, Inc.                                           22,167   2,096,333
    Haverty Furniture Cos., Inc.                           21,314     475,302
    Haverty Furniture Cos., Inc. Class A                      717      16,025
*   Helen of Troy, Ltd.                                    26,548   2,472,946
#*  Hemisphere Media Group, Inc.                            7,638      81,727
#*  Hibbett Sports, Inc.                                   21,288     481,109
*   Hilton Grand Vacations, Inc.                           55,630   2,501,681
    Hilton Worldwide Holdings, Inc.                        25,554   2,188,700
    Home Depot, Inc. (The)                                143,836  28,896,652
    Hooker Furniture Corp.                                 13,297     493,984
#*  Horizon Global Corp.                                   26,445     223,460
*   Houghton Mifflin Harcourt Co.                          91,253     766,525
#*  Hovnanian Enterprises, Inc. Class A                    17,387      35,296
*   Hyatt Hotels Corp. Class A                             26,905   2,187,376
#*  Iconix Brand Group, Inc.                               57,373      71,716
    ILG, Inc.                                             107,080   3,363,383
#*  IMAX Corp.                                             54,578   1,083,373
#*  Installed Building Products, Inc.                      26,585   1,912,791
    International Game Technology P.L.C.                   48,760   1,417,453
    International Speedway Corp. Class A                   25,651   1,190,206
#   Interpublic Group of Cos., Inc. (The)                 231,564   5,068,936
#*  iRobot Corp.                                           20,886   1,853,632
*   J Alexander's Holdings, Inc.                           10,076      97,233
#   Jack in the Box, Inc.                                  30,910   2,812,501
#*  Jamba, Inc.                                             8,857      69,085
#*  JC Penney Co., Inc.                                    49,663     184,250
    John Wiley & Sons, Inc. Class A                        52,065   3,300,921
    John Wiley & Sons, Inc. Class B                         2,517     161,088

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A                          7,185 $   433,040
*   K12, Inc.                                              47,453     823,310
#   KB Home                                                49,212   1,551,162
*   Kirkland's, Inc.                                       20,234     214,683
    Kohl's Corp.                                          153,238   9,925,225
#*  Kona Grill, Inc.                                        6,378      10,843
#   L Brands, Inc.                                         46,785   2,343,461
*   La Quinta Holdings, Inc.                              145,626   2,902,326
    La-Z-Boy, Inc.                                         58,926   1,776,619
*   Lakeland Industries, Inc.                               3,363      47,418
#*  Lands' End, Inc.                                        5,571      93,593
    Las Vegas Sands Corp.                                  44,267   3,431,578
    LCI Industries                                         41,088   4,529,952
    Lear Corp.                                             56,080  10,831,291
#   Leggett & Platt, Inc.                                  73,019   3,396,114
#   Lennar Corp. Class A                                   85,304   5,345,149
    Lennar Corp. Class B                                   16,855     853,537
    Libbey, Inc.                                            7,930      56,065
#*  Liberty Broadband Corp. Class A                        16,815   1,591,372
*   Liberty Broadband Corp. Class B                           145      13,829
#*  Liberty Broadband Corp. Class C                        40,851   3,903,313
*   Liberty Expedia Holdings, Inc. Class A                 32,296   1,514,359
*   Liberty Interactive Corp., QVC Group Class A          288,244   8,096,774
*   Liberty Interactive Corp., QVC Group Class B              600      16,794
#*  Liberty Media Corp.-Liberty Braves Class A              4,772     112,619
*   Liberty Media Corp.-Liberty Braves Class B                 58       1,418
#*  Liberty Media Corp.-Liberty Braves Class C              9,661     227,130
*   Liberty Media Corp.-Liberty Formula One Class A        11,931     425,698
#*  Liberty Media Corp.-Liberty Formula One Class B           145       5,242
#*  Liberty Media Corp.-Liberty Formula One Class C        24,153     910,327
*   Liberty Media Corp.-Liberty SiriusXM Class A           47,725   2,148,102
*   Liberty Media Corp.-Liberty SiriusXM Class B              581      27,078
*   Liberty Media Corp.-Liberty SiriusXM Class C           96,612   4,329,184
#   Liberty Tax, Inc.                                       4,529      46,649
*   Liberty TripAdvisor Holdings, Inc. Class A             84,078     739,886
*   Liberty TripAdvisor Holdings, Inc. Class B                110       1,130
#*  Liberty Ventures Series A                              60,082   3,540,632
    Lifetime Brands, Inc.                                  15,560     271,522
*   Lindblad Expeditions Holdings, Inc.                     4,692      43,495
#*  Lions Gate Entertainment Corp. Class A                 60,468   2,046,237
#*  Lions Gate Entertainment Corp. Class B                 85,453   2,734,496
#   Lithia Motors, Inc. Class A                            33,589   4,197,281
#*  Live Nation Entertainment, Inc.                       221,538   9,982,502
*   LKQ Corp.                                             165,502   6,956,049
    Lowe's Cos., Inc.                                     216,161  22,638,542
*   Luby's, Inc.                                           24,827      75,971
*   Lululemon Athletica, Inc.                              29,191   2,283,028
#*  Lumber Liquidators Holdings, Inc.                       9,988     279,065
*   M/I Homes, Inc.                                        25,779     833,693
    Macy's, Inc.                                          263,458   6,836,735
*   Madison Square Garden Co. (The) Class A                17,878   3,858,788
*   Malibu Boats, Inc. Class A                             29,863     993,243
    Marcus Corp. (The)                                     12,065     313,690

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Marine Products Corp.                                  10,739 $   156,789
*   MarineMax, Inc.                                        29,133     668,602
    Marriott International, Inc. Class A                   59,573   8,777,486
#   Marriott Vacations Worldwide Corp.                     29,938   4,560,456
#   Mattel, Inc.                                          131,296   2,079,729
#   MCBC Holdings, Inc.                                    25,660     620,202
#*  McClatchy Co. (The) Class A                             5,251      48,047
    McDonald's Corp.                                      102,238  17,497,011
    MDC Holdings, Inc.                                     66,129   2,229,209
#   Meredith Corp.                                         56,690   3,749,477
*   Meritage Homes Corp.                                   41,802   1,983,505
    MGM Resorts International                             191,385   6,975,983
*   Michael Kors Holdings, Ltd.                           131,641   8,688,306
#*  Michaels Cos., Inc. (The)                              83,263   2,237,277
*   Modine Manufacturing Co.                               61,497   1,435,955
*   Mohawk Industries, Inc.                                36,066  10,136,710
*   Monarch Casino & Resort, Inc.                           1,439      65,561
#   Monro, Inc.                                            39,851   2,251,581
#*  Motorcar Parts of America, Inc.                        20,356     554,090
    Movado Group, Inc.                                     11,955     365,823
#*  MSG Networks, Inc. Class A                             60,925   1,462,200
#*  Murphy USA, Inc.                                       55,555   4,739,397
*   Nathan's Famous, Inc.                                   4,377     312,518
#   National CineMedia, Inc.                               64,745     433,792
#*  Nautilus, Inc.                                         40,483     520,207
*   Netflix, Inc.                                          22,400   6,054,720
*   New Home Co., Inc. (The)                                3,858      45,717
    New Media Investment Group, Inc.                       31,758     536,710
#*  New York & Co., Inc.                                   54,882     171,232
#   New York Times Co. (The) Class A                      150,641   3,502,403
    Newell Brands, Inc.                                   126,626   3,347,991
    News Corp. Class A                                    195,112   3,338,366
    News Corp. Class B                                     97,562   1,702,457
#   Nexstar Media Group, Inc. Class A                      66,043   4,959,829
    NIKE, Inc. Class B                                    143,458   9,786,705
    Nobility Homes, Inc.                                    1,152      21,940
#   Nordstrom, Inc.                                        72,972   3,598,249
*   Norwegian Cruise Line Holdings, Ltd.                   88,068   5,349,250
#   Nutrisystem, Inc.                                      25,352   1,096,474
*   NVR, Inc.                                               2,277   7,236,693
#*  O'Reilly Automotive, Inc.                              30,530   8,080,986
    Office Depot, Inc.                                    619,348   2,012,881
#*  Ollie's Bargain Outlet Holdings, Inc.                  35,927   1,995,745
#   Omnicom Group, Inc.                                    39,896   3,058,028
*   Overstock.com, Inc.                                    32,695   2,246,146
#   Oxford Industries, Inc.                                20,786   1,637,937
#   Papa John's International, Inc.                        28,426   1,844,563
#*  Papa Murphy's Holdings, Inc.                            6,677      34,053
#*  Party City Holdco, Inc.                                15,966     231,507
*   Penn National Gaming, Inc.                             37,631   1,200,805
    Penske Automotive Group, Inc.                         100,789   5,260,178
*   Perry Ellis International, Inc.                         9,214     220,952
#   PetMed Express, Inc.                                   22,786   1,029,927

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   PICO Holdings, Inc.                                    11,695 $   153,205
#   Pier 1 Imports, Inc.                                   96,630     320,812
#*  Pinnacle Entertainment, Inc.                           28,547     921,783
#   Planet Fitness, Inc. Class A                           61,837   2,087,617
#*  Playa Hotels & Resorts NV                               6,580      68,169
#   Polaris Industries, Inc.                               48,416   5,471,492
#   Pool Corp.                                             24,941   3,373,021
#*  Potbelly Corp.                                         22,742     275,178
*   Priceline Group, Inc. (The)                             4,900   9,369,045
#   PulteGroup, Inc.                                      210,129   6,688,406
    PVH Corp.                                              42,047   6,520,649
#   Ralph Lauren Corp.                                     20,878   2,386,564
#   RCI Hospitality Holdings, Inc.                         12,873     378,209
#*  Reading International, Inc. Class A                    17,935     295,748
*   Red Lion Hotels Corp.                                  20,113     210,181
#*  Red Robin Gourmet Burgers, Inc.                        14,873     783,063
#   Red Rock Resorts, Inc. Class A                         57,785   2,006,873
#   Regal Entertainment Group Class A                      59,771   1,367,560
*   Regis Corp.                                            73,148   1,164,516
#   Rent-A-Center, Inc.                                    38,161     413,284
    Rocky Brands, Inc.                                      6,987     120,176
    Ross Stores, Inc.                                      68,236   5,621,964
    Royal Caribbean Cruises, Ltd.                          94,154  12,574,267
    Ruth's Hospitality Group, Inc.                         74,826   1,773,376
    Saga Communications, Inc. Class A                       1,505      59,598
    Salem Media Group, Inc.                                10,305      47,918
#*  Sally Beauty Holdings, Inc.                            94,629   1,571,788
    Scholastic Corp.                                       28,381   1,090,398
*   Scientific Games Corp. Class A                         41,282   1,925,805
    Scripps Networks Interactive, Inc. Class A             45,848   4,034,166
#   SeaWorld Entertainment, Inc.                           77,635   1,183,934
#   Service Corp. International                           146,578   5,858,723
*   ServiceMaster Global Holdings, Inc.                   100,425   5,294,406
#*  Shake Shack, Inc. Class A                               1,393      60,888
*   Shiloh Industries, Inc.                                19,397     144,508
#   Shoe Carnival, Inc.                                    17,356     396,585
#*  Shutterfly, Inc.                                       40,520   2,761,438
#   Signet Jewelers, Ltd.                                  83,857   4,436,035
#   Sinclair Broadcast Group, Inc. Class A                105,206   3,903,143
#   Sirius XM Holdings, Inc.                              151,402     925,066
#   Six Flags Entertainment Corp.                          41,784   2,822,927
*   Skechers U.S.A., Inc. Class A                         134,063   5,522,055
*   Skyline Corp.                                           1,175      25,956
#*  Sleep Number Corp.                                     54,004   2,032,711
#   Sonic Automotive, Inc. Class A                         38,777     835,644
#   Sonic Corp.                                            33,893     875,795
#*  Sotheby's                                              48,403   2,553,742
    Speedway Motorsports, Inc.                             41,156     853,987
#*  Sportsman's Warehouse Holdings, Inc.                   70,016     354,981
    Standard Motor Products, Inc.                          26,407   1,264,895
#   Starbucks Corp.                                       120,825   6,864,068
#*  Steven Madden, Ltd.                                    72,789   3,362,852
*   Stoneridge, Inc.                                       49,402   1,202,445

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Strattec Security Corp.                                 3,827 $   147,531
#   Strayer Education, Inc.                                16,501   1,526,012
#   Sturm Ruger & Co., Inc.                                17,735     939,068
#   Superior Industries International, Inc.                22,424     377,844
    Superior Uniform Group, Inc.                           13,632     321,170
*   Sypris Solutions, Inc.                                  8,523      11,762
#   Tailored Brands, Inc.                                  35,252     852,746
*   Tandy Leather Factory, Inc.                             9,590      70,487
    Tapestry, Inc.                                        136,431   6,417,714
    Target Corp.                                          210,806  15,856,827
*   Taylor Morrison Home Corp. Class A                     88,286   2,245,113
    TEGNA, Inc.                                           260,673   3,771,938
#*  Tempur Sealy International, Inc.                       30,419   1,814,189
    Tenneco, Inc.                                          50,757   2,944,414
#*  Tesla, Inc.                                             7,091   2,512,412
    Texas Roadhouse, Inc.                                  63,815   3,747,217
    Thor Industries, Inc.                                  74,988  10,247,860
#   Tiffany & Co.                                          61,664   6,576,466
    Tile Shop Holdings, Inc.                               42,222     394,776
    Tilly's, Inc. Class A                                   7,196     107,364
    Time Warner, Inc.                                     259,315  24,725,685
    TJX Cos., Inc. (The)                                   56,625   4,548,120
    Toll Brothers, Inc.                                   148,262   6,906,044
*   TopBuild Corp.                                         27,987   2,142,125
    Tower International, Inc.                              30,396     917,959
*   Town Sports International Holdings, Inc.               12,890      76,051
*   Townsquare Media, Inc. Class A                          5,446      40,845
#   Tractor Supply Co.                                     57,126   4,355,857
*   Trans World Entertainment Corp.                           900       1,575
*   TravelCenters of America LLC                           15,009      66,040
#*  TRI Pointe Group, Inc.                                148,256   2,418,055
    Tribune Media Co. Class A                               9,112     388,080
#*  TripAdvisor, Inc.                                      39,020   1,352,823
#*  tronc, Inc.                                             7,213     147,145
#*  Tuesday Morning Corp.                                  29,673      86,052
    Tupperware Brands Corp.                                25,567   1,476,750
    Twenty-First Century Fox, Inc. Class A                210,181   7,755,679
    Twenty-First Century Fox, Inc. Class B                 80,250   2,928,322
#*  Ulta Salon Cosmetics & Fragrance, Inc.                 19,777   4,392,472
#*  Under Armour, Inc. Class A                             81,537   1,130,103
#*  Under Armour, Inc. Class C                            104,748   1,346,012
*   Unifi, Inc.                                            16,874     600,883
    Unique Fabricating, Inc.                                1,260       9,828
#*  Universal Electronics, Inc.                            14,031     646,829
*   Universal Technical Institute, Inc.                     9,826      27,316
#*  Urban One, Inc.                                           841       1,556
*   Urban Outfitters, Inc.                                152,293   5,194,714
*   US Auto Parts Network, Inc.                            17,215      42,177
#   Vail Resorts, Inc.                                     29,350   6,414,736
#*  Vera Bradley, Inc.                                     50,138     465,782
    VF Corp.                                               53,460   4,337,744
    Viacom, Inc. Class A                                    8,633     336,255
    Viacom, Inc. Class B                                  248,278   8,297,451

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Consumer Discretionary -- (Continued)
#*  Vista Outdoor, Inc.                                  45,436 $      688,355
*   Visteon Corp.                                        43,035      5,597,993
#*  VOXX International Corp.                             14,866         88,453
    Walt Disney Co. (The)                               365,590     39,728,665
#*  Wayfair, Inc. Class A                                 5,909        543,687
*   Weight Watchers International, Inc.                  28,271      1,817,543
#   Wendy's Co. (The)                                   298,595      4,831,267
    Weyco Group, Inc.                                     6,193        191,859
    Whirlpool Corp.                                      45,565      8,266,402
#*  William Lyon Homes Class A                           25,280        686,352
#   Williams-Sonoma, Inc.                               131,683      6,746,120
#   Wingstop, Inc.                                       20,623        997,328
    Winmark Corp.                                         2,732        366,088
#   Winnebago Industries, Inc.                           39,121      1,778,049
    Wolverine World Wide, Inc.                           91,834      3,014,910
#   World Wrestling Entertainment, Inc. Class A          32,279      1,141,063
    Wyndham Worldwide Corp.                              48,100      5,970,653
#   Wynn Resorts, Ltd.                                   15,906      2,633,875
    Yum! Brands, Inc.                                    33,855      2,863,794
*   ZAGG, Inc.                                           31,708        529,524
#*  Zumiez, Inc.                                         30,352        629,804
                                                                --------------
Total Consumer Discretionary                                     1,375,475,960
                                                                --------------
Consumer Staples -- (5.5%)
    Alico, Inc.                                           7,038        189,322
*   Alliance One International, Inc.                      5,380         70,747
    Altria Group, Inc.                                  204,626     14,393,393
    Andersons, Inc. (The)                                34,092      1,162,537
    Archer-Daniels-Midland Co.                          140,574      6,037,653
#*  Avon Products, Inc.                                 285,356        696,269
#   B&G Foods, Inc.                                      90,474      2,985,642
#*  Blue Buffalo Pet Products, Inc.                     123,675      4,202,476
#*  Boston Beer Co., Inc. (The) Class A                  12,135      2,303,830
*   Bridgford Foods Corp.                                 2,509         42,289
    Brown-Forman Corp. Class A                           11,686        806,334
#   Brown-Forman Corp. Class B                           35,633      2,469,367
    Bunge, Ltd.                                          91,677      7,281,904
#*  Cal-Maine Foods, Inc.                                41,968      1,785,738
#   Calavo Growers, Inc.                                 17,713      1,541,031
#   Campbell Soup Co.                                    50,190      2,336,345
#   Casey's General Stores, Inc.                         48,268      5,845,737
*   CCA Industries, Inc.                                  3,031          9,396
*   Central Garden & Pet Co.                             13,217        517,974
*   Central Garden & Pet Co. Class A                     46,573      1,756,734
#*  Chefs' Warehouse, Inc. (The)                         25,982        528,734
#   Church & Dwight Co., Inc.                            73,376      3,584,418
    Clorox Co. (The)                                     22,050      3,124,265
#   Coca-Cola Bottling Co. Consolidated                  11,064      2,240,681
    Coca-Cola Co. (The)                                 508,921     24,219,550
    Colgate-Palmolive Co.                                76,902      5,709,204
    Conagra Brands, Inc.                                128,847      4,896,186
    Constellation Brands, Inc. Class A                   78,551     17,239,588

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Staples -- (Continued)
    Constellation Brands, Inc. Class B                      1,902 $   388,712
    Costco Wholesale Corp.                                 59,834  11,659,852
#   Coty, Inc. Class A                                    336,191   6,592,706
#*  Craft Brew Alliance, Inc.                              20,621     399,016
*   Crimson Wine Group, Ltd.                                9,858      95,623
    CVS Health Corp.                                      339,252  26,695,740
*   Darling Ingredients, Inc.                             160,581   2,977,172
    Dean Foods Co.                                        126,042   1,307,056
    Dr Pepper Snapple Group, Inc.                          62,606   7,472,026
#*  Edgewell Personal Care Co.                             46,412   2,620,422
#   Energizer Holdings, Inc.                               38,541   2,243,857
    Estee Lauder Cos., Inc. (The) Class A                  17,200   2,321,312
#*  Farmer Brothers Co.                                    19,168     605,709
#   Flowers Foods, Inc.                                   249,392   4,890,577
    Fresh Del Monte Produce, Inc.                          51,675   2,444,744
#   General Mills, Inc.                                    62,174   3,636,557
#*  Hain Celestial Group, Inc. (The)                       76,799   2,929,114
#*  Herbalife, Ltd.                                        54,693   4,538,972
    Hershey Co. (The)                                       6,900     761,277
#   Hormel Foods Corp.                                    159,566   5,477,901
#*  Hostess Brands, Inc.                                  118,004   1,628,455
*   HRG Group, Inc.                                       187,839   3,428,062
    Ingles Markets, Inc. Class A                           16,579     557,054
    Ingredion, Inc.                                        60,426   8,679,591
    Inter Parfums, Inc.                                    29,032   1,323,859
    J&J Snack Foods Corp.                                  19,581   2,710,794
    JM Smucker Co. (The)                                   56,032   7,109,900
#   John B. Sanfilippo & Son, Inc.                         10,470     655,631
#   Kellogg Co.                                            21,066   1,434,805
    Kimberly-Clark Corp.                                   30,133   3,525,561
    Kraft Heinz Co. (The)                                 116,586   9,139,177
    Kroger Co. (The)                                      211,985   6,435,865
    Lamb Weston Holdings, Inc.                             40,621   2,380,391
#   Lancaster Colony Corp.                                 19,955   2,562,222
*   Landec Corp.                                           27,381     360,060
*   Lifeway Foods, Inc.                                     2,867      22,764
    Limoneira Co.                                           4,544      97,923
    Mannatech, Inc.                                           600       8,640
#   McCormick & Co., Inc.                                   1,509     164,572
#   McCormick & Co., Inc. Non-Voting                       20,206   2,197,807
#   Medifast, Inc.                                         25,005   1,718,094
#   MGP Ingredients, Inc.                                  23,869   2,137,230
    Molson Coors Brewing Co. Class A                          266      23,408
    Molson Coors Brewing Co. Class B                       90,418   7,596,920
    Mondelez International, Inc. Class A                  336,287  14,931,143
*   Monster Beverage Corp.                                 81,819   5,582,510
#   National Beverage Corp.                                23,726   2,621,011
*   Natural Alternatives International, Inc.                5,470      60,991
#*  Natural Grocers by Vitamin Cottage, Inc.               21,524     185,106
#   Natural Health Trends Corp.                             6,437     103,764
    Nature's Sunshine Products, Inc.                        6,751      81,687
    Nu Skin Enterprises, Inc. Class A                      65,401   4,698,408
    Oil-Dri Corp. of America                                5,619     218,523

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
#   Orchids Paper Products Co.                              8,669 $    130,555
    PepsiCo, Inc.                                         155,127   18,661,778
*   Performance Food Group Co.                            109,374    3,756,997
    Philip Morris International, Inc.                     124,624   13,363,432
#*  Pilgrim's Pride Corp.                                  89,398    2,482,582
    Pinnacle Foods, Inc.                                   97,326    6,028,372
#*  Post Holdings, Inc.                                    95,819    7,250,624
#   PriceSmart, Inc.                                       29,161    2,484,517
*   Primo Water Corp.                                      48,126      624,194
    Procter & Gamble Co. (The)                            458,732   39,606,921
#*  Revlon, Inc. Class A                                   27,411      561,926
#*  Rite Aid Corp.                                        574,065    1,251,462
#   Rocky Mountain Chocolate Factory, Inc.                  4,490       55,631
#   Sanderson Farms, Inc.                                  32,818    4,164,604
    Seaboard Corp.                                            346    1,500,256
*   Seneca Foods Corp. Class A                              8,682      273,917
*   Seneca Foods Corp. Class B                                283        9,084
#*  Smart & Final Stores, Inc.                              3,401       31,969
#   Snyder's-Lance, Inc.                                   88,992    4,447,820
    SpartanNash Co.                                        31,959      778,841
#   Spectrum Brands Holdings, Inc.                         44,560    5,278,578
#*  Sprouts Farmers Market, Inc.                          148,236    4,140,231
#*  SUPERVALU, Inc.                                        59,353      940,152
    Sysco Corp.                                            51,532    3,239,817
#   Tootsie Roll Industries, Inc.                          29,651    1,061,506
#*  TreeHouse Foods, Inc.                                  43,019    2,028,776
    Tyson Foods, Inc. Class A                             140,474   10,691,476
#*  United Natural Foods, Inc.                             51,237    2,438,881
    United-Guardian, Inc.                                   1,431       27,117
    Universal Corp.                                        30,752    1,476,096
*   US Foods Holding Corp.                                135,856    4,365,053
#*  USANA Health Sciences, Inc.                            33,692    2,515,108
#   Vector Group, Ltd.                                     92,316    1,966,331
#   Village Super Market, Inc. Class A                      8,926      209,582
    Wal-Mart Stores, Inc.                                 685,993   73,126,854
    Walgreens Boots Alliance, Inc.                        285,393   21,478,677
#   WD-40 Co.                                              13,211    1,634,861
#   Weis Markets, Inc.                                     22,359      888,994
                                                                  ------------
Total Consumer Staples                                             547,391,189
                                                                  ------------
Energy -- (5.4%)
*   Abraxas Petroleum Corp.                                85,182      203,585
    Adams Resources & Energy, Inc.                          3,585      159,533
    Anadarko Petroleum Corp.                               62,937    3,779,367
    Andeavor                                              154,065   16,663,670
#*  Antero Resources Corp.                                158,140    3,072,660
#   Apache Corp.                                           34,682    1,556,181
#   Arch Coal, Inc. Class A                                34,907    3,141,979
    Archrock, Inc.                                         44,829      416,910
#*  Ardmore Shipping Corp.                                  3,503       24,871
*   Aspen Aerogels, Inc.                                   12,907       65,180
    Baker Hughes a GE Co.                                  69,015    2,218,832

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
    Basic Energy Services, Inc.                              27,339 $   532,837
*   Bill Barrett Corp.                                      113,085     580,126
#   Bristow Group, Inc.                                      38,767     597,399
    Cabot Oil & Gas Corp.                                   111,368   2,934,547
#*  Callon Petroleum Co.                                    251,355   2,852,879
#*  CARBO Ceramics, Inc.                                      3,649      29,046
#*  Carrizo Oil & Gas, Inc.                                  96,717   1,944,979
#*  Centennial Resource Development, Inc. Class A           184,201   3,759,542
    Cheniere Energy Partners L.P. Holdings LLC               23,953     681,942
#*  Cheniere Energy, Inc.                                    39,587   2,239,041
    Chevron Corp.                                           448,370  56,203,180
    Cimarex Energy Co.                                       33,911   3,804,814
*   Clean Energy Fuels Corp.                                132,291     207,697
*   Cloud Peak Energy, Inc.                                  94,946     474,730
    CNX Resources Corp.                                     221,158   3,098,424
*   Concho Resources, Inc.                                   37,612   5,921,633
    ConocoPhillips                                          287,785  16,924,636
#   CONSOL Energy, Inc.                                      27,644     896,495
#*  Contango Oil & Gas Co.                                   22,037      90,352
#*  Continental Resources, Inc.                              56,190   3,120,231
#   Core Laboratories NV                                     22,877   2,614,841
#   CVR Energy, Inc.                                         24,356     871,701
*   Dawson Geophysical Co.                                   14,469      92,312
#   Delek US Holdings, Inc.                                  99,152   3,459,413
#*  Denbury Resources, Inc.                                 283,950     689,999
    Devon Energy Corp.                                       66,416   2,747,630
    DHT Holdings, Inc.                                       62,472     216,153
#*  Diamond Offshore Drilling, Inc.                          52,555     929,172
#*  Diamondback Energy, Inc.                                 43,524   5,462,262
#*  Dorian LPG, Ltd.                                         13,134     100,344
#*  Dril-Quip, Inc.                                          45,921   2,371,820
#*  Earthstone Energy, Inc. Class A                           2,415      24,102
*   Eclipse Resources Corp.                                  82,115     175,726
*   Energen Corp.                                            56,890   2,971,365
*   ENGlobal Corp.                                           13,358      11,014
    EnLink Midstream LLC                                     88,656   1,649,002
#   Ensco P.L.C. Class A                                    530,336   3,128,982
    EOG Resources, Inc.                                     139,897  16,088,155
#*  EP Energy Corp. Class A                                  21,571      41,201
    EQT Corp.                                                71,143   3,862,353
*   Era Group, Inc.                                          18,704     189,472
    Evolution Petroleum Corp.                                23,828     182,284
*   Exterran Corp.                                           33,415     965,025
#   Extraction Oil & Gas, Inc.                                8,426     118,807
    Exxon Mobil Corp.                                     1,059,669  92,509,104
#*  Forum Energy Technologies, Inc.                         129,151   2,182,652
    Frank's International NV                                 13,159      91,060
#   GasLog, Ltd.                                             31,187     629,977
#*  Geospace Technologies Corp.                              10,570     145,443
    Goodrich Petroleum Corp.                                  1,700      19,975
#   Green Plains, Inc.                                       48,513     848,978
#   Gulf Island Fabrication, Inc.                            11,124     143,500
*   Gulfport Energy Corp.                                   225,878   2,297,179

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
#*  Halcon Resources Corp.                                 69,973 $   559,084
    Hallador Energy Co.                                     4,982      34,774
    Halliburton Co.                                       116,826   6,273,556
#*  Helix Energy Solutions Group, Inc.                    168,952   1,272,209
#   Helmerich & Payne, Inc.                                52,812   3,804,048
#   Hess Corp.                                             82,467   4,165,408
    HollyFrontier Corp.                                   120,702   5,788,868
    Independence Contract Drilling, Inc.                    6,606      30,388
*   International Seaways, Inc.                            20,329     339,291
#*  Jones Energy, Inc. Class A                                113         132
    Kinder Morgan, Inc.                                   444,682   7,995,382
#*  Kosmos Energy, Ltd.                                   301,650   2,084,402
#*  Laredo Petroleum, Inc.                                249,106   2,423,801
#   Lonestar Resources US Inc. Class A                     10,555      42,853
    Marathon Oil Corp.                                    311,140   5,659,637
    Marathon Petroleum Corp.                              173,050  11,987,174
#*  Matador Resources Co.                                 121,838   3,948,770
*   Matrix Service Co.                                     30,862     552,430
#*  McDermott International, Inc.                         347,767   3,053,394
*   Mitcham Industries, Inc.                               13,388      50,339
#   Murphy Oil Corp.                                      203,607   6,535,785
    Nabors Industries, Ltd.                               393,038   3,081,418
    NACCO Industries, Inc. Class A                          7,344     308,815
#   National Oilwell Varco, Inc.                          168,466   6,179,333
*   Natural Gas Services Group, Inc.                       15,772     434,519
#*  Newfield Exploration Co.                              271,788   8,604,808
#*  Newpark Resources, Inc.                               122,312   1,113,039
#*  Noble Corp. P.L.C.                                    298,246   1,398,774
    Noble Energy, Inc.                                    134,027   4,090,504
#*  Northern Oil and Gas, Inc.                             69,090     137,489
*   Oasis Petroleum, Inc.                                 330,687   2,863,749
    Occidental Petroleum Corp.                            104,365   7,824,244
    Oceaneering International, Inc.                       120,773   2,497,586
#*  Oil States International, Inc.                         62,558   2,001,856
#   ONEOK, Inc.                                            50,485   2,971,547
    Overseas Shipholding Group, Inc. Class A               31,941      67,396
*   Pacific Ethanol, Inc.                                  24,366     102,337
    Panhandle Oil and Gas, Inc. Class A                    13,067     265,913
#*  Par Pacific Holdings, Inc.                             51,571     940,139
#*  Parker Drilling Co.                                   109,761     125,128
#*  Parsley Energy, Inc. Class A                           89,814   2,119,610
    Patterson-UTI Energy, Inc.                            215,477   5,089,567
    PBF Energy, Inc. Class A                              132,408   4,280,751
#*  PDC Energy, Inc.                                       52,844   2,739,961
*   Peabody Energy Corp.                                   49,960   2,018,884
    Penn Virginia Corp.                                     1,955      82,579
*   PHI, Inc. Non-Voting                                    8,318      95,574
*   PHI, Inc. Voting                                          212       2,633
    Phillips 66                                           125,687  12,870,349
*   Pioneer Energy Services Corp.                          89,700     291,525
    Pioneer Natural Resources Co.                          31,238   5,713,743
*   QEP Resources, Inc.                                   290,131   2,715,626
#   Range Resources Corp.                                  30,999     441,736

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Energy -- (Continued)
#*  Renewable Energy Group, Inc.                           59,963 $    641,604
#*  REX American Resources Corp.                            6,572      536,604
*   RigNet, Inc.                                           10,223      168,680
*   Ring Energy, Inc.                                      41,975      579,255
#*  Rowan Cos. P.L.C. Class A                             155,025    2,281,968
#   RPC, Inc.                                             135,339    2,733,848
#*  RSP Permian, Inc.                                     118,048    4,684,145
#   SandRidge Energy, Inc.                                  8,972      160,509
    Schlumberger, Ltd.                                    268,580   19,762,116
#   Scorpio Tankers, Inc.                                 382,299    1,016,915
*   SEACOR Holdings, Inc.                                  20,549      957,172
#*  SEACOR Marine Holdings, Inc.                           17,777      265,944
#   SemGroup Corp. Class A                                 97,988    2,807,356
#   Ship Finance International, Ltd.                       57,055      872,942
*   SilverBow Resources, Inc.                               1,312       40,278
#   SM Energy Co.                                         133,980    3,128,433
*   Southwestern Energy Co.                               345,849    1,466,400
#*  SRC Energy, Inc.                                      239,632    2,384,338
*   Stone Energy Corp.                                     11,376      411,129
*   Superior Energy Services, Inc.                        174,183    1,820,212
#   Targa Resources Corp.                                  86,976    4,174,848
*   TechnipFMC P.L.C.                                      78,481    2,547,493
*   TETRA Technologies, Inc.                              139,586      536,010
#*  Transocean, Ltd.                                      305,851    3,300,132
#*  Ultra Petroleum Corp.                                 111,269      776,658
#*  Unit Corp.                                             63,676    1,542,869
#   US Silica Holdings, Inc.                               59,822    1,991,474
    Valero Energy Corp.                                   171,420   16,451,177
*   W&T Offshore, Inc.                                     99,042      479,363
#*  Weatherford International P.L.C.                      491,030    1,934,658
#   Whiting Petroleum Corp.                               110,804    3,093,648
*   Willbros Group, Inc.                                   33,854       37,578
    Williams Cos., Inc. (The)                              88,285    2,771,266
    World Fuel Services Corp.                              68,639    1,914,342
*   WPX Energy, Inc.                                      310,747    4,577,303
                                                                  ------------
Total Energy                                                       528,949,825
                                                                  ------------
Financials -- (17.7%)
    1st Constitution Bancorp                                6,020      116,487
    1st Source Corp.                                       25,024    1,308,505
    A-Mark Precious Metals, Inc.                            7,393       99,732
    Access National Corp.                                  11,999      348,571
    ACNB Corp.                                              3,066       92,747
    Affiliated Managers Group, Inc.                        19,651    3,922,929
    Aflac, Inc.                                            95,826    8,451,853
*   Alleghany Corp.                                         7,207    4,523,834
*   Allegiance Bancshares, Inc.                               900       36,360
    Allstate Corp. (The)                                  108,567   10,723,163
#   Ally Financial, Inc.                                  343,635   10,230,014
*   Ambac Financial Group, Inc.                            25,869      419,078
    American Equity Investment Life Holding Co.           106,726    3,521,958
    American Express Co.                                  272,571   27,093,557

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    American Financial Group, Inc.                           68,232 $ 7,733,415
    American International Group, Inc.                      269,115  17,201,831
    American National Bankshares, Inc.                        8,832     330,317
    American National Insurance Co.                          17,036   2,153,180
    American River Bankshares                                 2,071      31,231
    Ameriprise Financial, Inc.                               90,559  15,277,303
    Ameris Bancorp                                           38,185   2,044,807
#   AMERISAFE, Inc.                                          26,204   1,591,893
    AmeriServ Financial, Inc.                                 3,367      13,805
#   Ames National Corp.                                       1,920      54,144
#   Amtrust Financial Services, Inc.                        187,887   2,521,444
    Aon P.L.C.                                               39,459   5,609,886
*   Arch Capital Group, Ltd.                                 57,433   5,222,957
    Argo Group International Holdings, Ltd.                  36,175   2,217,528
    Arrow Financial Corp.                                    14,733     483,242
    Arthur J Gallagher & Co.                                 56,579   3,865,477
#   Artisan Partners Asset Management, Inc. Class A          47,389   1,855,279
    Aspen Insurance Holdings, Ltd.                           72,438   2,705,559
    Associated Banc-Corp                                    130,908   3,239,973
#   Associated Capital Group, Inc. Class A                    2,912     100,901
    Assurant, Inc.                                           58,469   5,348,744
    Assured Guaranty, Ltd.                                  137,651   4,898,999
#*  Asta Funding, Inc.                                          736       5,189
*   Atlantic Capital Bancshares, Inc.                         2,692      48,052
*   Atlantic Coast Financial Corp.                            8,468      87,898
*   Atlanticus Holdings Corp.                                11,295      25,075
*   Atlas Financial Holdings, Inc.                            6,123     122,766
    Auburn National Bancorporation, Inc.                        757      28,463
    Axis Capital Holdings, Ltd.                              75,408   3,810,366
    Baldwin & Lyons, Inc. Class A                               298       6,863
    Baldwin & Lyons, Inc. Class B                             9,068     208,564
#   Banc of California, Inc.                                 56,944   1,121,797
    BancFirst Corp.                                          32,722   1,824,252
#   Bancorp of New Jersey, Inc.                               1,900      33,915
*   Bancorp, Inc. (The)                                      88,920     939,884
    BancorpSouth Bank                                       116,483   3,908,005
    Bank Mutual Corp.                                        41,770     434,408
    Bank of America Corp.                                 2,439,613  78,067,616
    Bank of Commerce Holdings                                 6,610      76,676
#   Bank of Hawaii Corp.                                     43,487   3,638,557
    Bank of Marin Bancorp                                     5,176     355,591
    Bank of New York Mellon Corp. (The)                     267,890  15,189,363
    Bank of NT Butterfield & Son, Ltd. (The)                 48,068   1,931,853
#   Bank of the Ozarks, Inc.                                 89,116   4,451,344
    BankFinancial Corp.                                      23,262     369,401
    BankUnited, Inc.                                         97,515   4,002,016
    Bankwell Financial Group, Inc.                            1,215      40,581
    Banner Corp.                                             39,804   2,162,949
    Bar Harbor Bankshares                                     8,161     228,753
    BB&T Corp.                                              202,445  11,172,940
    BCB Bancorp, Inc.                                         3,991      60,464
    Bear State Financial, Inc.                                  110       1,129
    Beneficial Bancorp, Inc.                                 82,086   1,333,898

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Berkshire Hathaway, Inc. Class B                      161,309 $34,581,423
    Berkshire Hills Bancorp, Inc.                          54,770   2,078,522
    BGC Partners, Inc. Class A                            357,876   5,121,206
    BlackRock, Inc.                                        30,468  17,116,922
#   Blue Capital Reinsurance Holdings, Ltd.                 4,531      55,052
    Blue Hills Bancorp, Inc.                                2,978      57,475
#*  BofI Holding, Inc.                                     55,788   2,006,694
    BOK Financial Corp.                                    38,902   3,761,434
    Boston Private Financial Holdings, Inc.               117,108   1,803,463
    Bridge Bancorp, Inc.                                    4,937     169,339
*   Brighthouse Financial, Inc.                            19,289   1,239,511
    Brookline Bancorp, Inc.                                98,733   1,579,728
    Brown & Brown, Inc.                                   130,903   6,869,789
    Bryn Mawr Bank Corp.                                   22,216     997,498
*   BSB Bancorp, Inc.                                         914      27,968
#   C&F Financial Corp.                                     1,713      93,787
    Camden National Corp.                                  14,891     632,272
    Cannae Holdings, Inc.                                  61,310   1,067,407
    Capital City Bank Group, Inc.                          12,557     308,023
    Capital One Financial Corp.                           132,272  13,750,997
    Capitol Federal Financial, Inc.                       186,164   2,435,025
    Carolina Financial Corp.                                5,178     213,541
    Cathay General Bancorp                                 84,165   3,681,377
    Cboe Global Markets, Inc.                              40,772   5,479,349
    CenterState Banks Corp.                                74,856   1,945,507
    Central Pacific Financial Corp.                        41,241   1,219,496
    Central Valley Community Bancorp                        3,024      58,635
    Century Bancorp, Inc. Class A                           2,419     193,883
    Charles Schwab Corp. (The)                            167,241   8,920,635
    Charter Financial Corp.                                 4,551      87,516
    Chemical Financial Corp.                               64,073   3,742,504
    Chemung Financial Corp.                                 1,200      53,604
    Chubb, Ltd.                                            94,708  14,788,654
    Cincinnati Financial Corp.                             73,427   5,646,536
#   CIT Group, Inc.                                        74,984   3,800,939
    Citigroup, Inc.                                       631,126  49,530,768
    Citizens & Northern Corp.                               5,885     140,063
    Citizens Community Bancorp, Inc.                        1,100      14,971
    Citizens Financial Group, Inc.                        164,685   7,559,041
    Citizens Holding Co.                                      200       4,280
#*  Citizens, Inc.                                         28,479     225,838
#   City Holding Co.                                       18,482   1,271,562
    Clifton Bancorp, Inc.                                  31,379     512,419
    CME Group, Inc.                                        74,261  11,397,578
    CNA Financial Corp.                                    68,799   3,726,154
    CNB Financial Corp.                                     8,581     231,086
    CNO Financial Group, Inc.                             150,916   3,711,024
*   Coastway Bancorp, Inc.                                    802      17,363
    CoBiz Financial, Inc.                                  43,345     869,501
    Codorus Valley Bancorp, Inc.                            2,621      71,684
#   Cohen & Steers, Inc.                                   62,638   2,553,751
    Colony Bankcorp, Inc.                                   1,927      27,652
    Columbia Banking System, Inc.                          93,696   4,036,424

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Comerica, Inc.                                         81,765 $ 7,785,663
#   Commerce Bancshares, Inc.                             101,353   5,930,185
    Commercial National Financial Corp.                       923      21,229
#   Community Bank System, Inc.                            64,346   3,429,642
*   Community Bankers Trust Corp.                          12,839     105,922
#   Community Financial Corp. (The)                           805      29,656
    Community Trust Bancorp, Inc.                          21,131     999,496
    ConnectOne Bancorp, Inc.                               24,977     728,080
*   Consumer Portfolio Services, Inc.                      34,102     152,777
#   County Bancorp, Inc.                                    2,747      79,114
#*  Cowen, Inc.                                            22,872     296,192
    Crawford & Co. Class A                                 32,830     280,368
    Crawford & Co. Class B                                 18,001     169,749
#*  Credit Acceptance Corp.                                21,046   6,939,077
#   Cullen/Frost Bankers, Inc.                             57,621   6,131,451
*   Customers Bancorp, Inc.                                35,639   1,092,335
#   CVB Financial Corp.                                   136,289   3,189,163
    Diamond Hill Investment Group, Inc.                     4,071     856,376
    Dime Community Bancshares, Inc.                        60,448   1,148,512
    Discover Financial Services                           151,360  12,078,528
    DNB Financial Corp.                                       901      30,679
    Donegal Group, Inc. Class A                            21,406     375,675
    Donegal Group, Inc. Class B                             1,947      28,816
*   Donnelley Financial Solutions, Inc.                    47,259   1,013,706
*   E*TRADE Financial Corp.                               166,215   8,759,530
    Eagle Bancorp Montana, Inc.                             4,900      98,980
*   Eagle Bancorp, Inc.                                    33,495   2,110,185
    East West Bancorp, Inc.                               129,732   8,550,636
    Eaton Vance Corp.                                      76,479   4,420,486
#*  eHealth, Inc.                                           9,622     168,577
    EMC Insurance Group, Inc.                              16,920     477,990
    Employers Holdings, Inc.                               41,844   1,774,186
#*  Encore Capital Group, Inc.                             31,151   1,291,209
*   Enova International, Inc.                              52,265     935,544
*   Enstar Group, Ltd.                                     12,513   2,597,699
#*  Entegra Financial Corp.                                 4,888     137,842
    Enterprise Bancorp, Inc.                                3,913     131,281
    Enterprise Financial Services Corp.                    28,030   1,363,660
    Erie Indemnity Co. Class A                             30,211   3,587,858
    ESSA Bancorp, Inc.                                      7,776     125,194
*   Essent Group, Ltd.                                     62,643   2,914,152
#   Evans Bancorp, Inc.                                     3,395     145,136
    Evercore, Inc. Class A                                 45,505   4,575,528
    Everest Re Group, Ltd.                                 24,621   5,657,906
#*  Ezcorp, Inc. Class A                                   78,947     931,575
#   FactSet Research Systems, Inc.                         16,172   3,245,559
    Farmers & Merchants Bancorop Inc.                       1,880      76,478
    Farmers Capital Bank Corp.                              5,157     202,670
    Farmers National Banc Corp.                             1,790      26,134
*   FB Financial Corp.                                      7,565     319,848
    FBL Financial Group, Inc. Class A                      21,123   1,470,161
*   FCB Financial Holdings, Inc. Class A                   51,489   2,821,597
    Federal Agricultural Mortgage Corp. Class A               635      48,558

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Federal Agricultural Mortgage Corp. Class C             9,092 $   729,633
#   Federated Investors, Inc. Class B                     159,517   5,532,050
    Federated National Holding Co.                         13,480     199,908
    Fidelity Southern Corp.                                34,910     836,444
    Fifth Third Bancorp                                   407,439  13,486,231
#   Financial Engines, Inc.                                48,523   1,380,479
    Financial Institutions, Inc.                           21,563     671,687
*   First Acceptance Corp.                                 16,289      18,895
    First American Financial Corp.                        118,781   7,016,394
*   First BanCorp(2296926)                                242,927   1,457,562
    First Bancorp(318910106)                               35,676   1,298,606
    First Bancorp, Inc.                                     7,240     203,806
    First Bancshares, Inc. (The)                              582      18,711
    First Bank                                              3,154      43,841
    First Busey Corp.                                      60,129   1,862,796
    First Business Financial Services, Inc.                 6,193     151,543
#   First Capital, Inc.                                       202       7,601
    First Citizens BancShares, Inc. Class A                 9,362   3,982,688
    First Commonwealth Financial Corp.                    118,223   1,710,687
    First Community Bancshares, Inc.                       16,729     463,059
    First Community Corp.                                   2,000      43,700
    First Connecticut Bancorp, Inc.                         3,987     100,273
    First Defiance Financial Corp.                          9,163     509,096
#   First Financial Bancorp                                80,070   2,281,995
#   First Financial Bankshares, Inc.                       47,172   2,191,139
    First Financial Corp.                                   7,979     369,428
    First Financial Northwest, Inc.                        13,447     214,345
*   First Foundation, Inc.                                  3,854      74,960
    First Horizon National Corp.                          325,711   6,468,620
    First Internet Bancorp                                  1,651      61,830
    First Interstate Bancsystem, Inc. Class A              39,983   1,673,289
    First Merchants Corp.                                  60,176   2,597,196
    First Midwest Bancorp, Inc.                           140,824   3,500,885
*   First Northwest Bancorp                                 2,600      44,070
    First of Long Island Corp. (The)                       10,731     301,541
    First Republic Bank                                    47,024   4,210,999
    First Savings Financial Group, Inc.                       481      30,544
*   First United Corp.                                      3,965      68,793
    FirstCash, Inc.                                        62,082   4,538,194
*   Flagstar Bancorp, Inc.                                 65,276   2,431,531
    Flushing Financial Corp.                               38,335   1,079,514
    FNB Bancorp                                             1,404      49,968
#   FNB Corp.                                             240,488   3,451,003
    FNF Group                                             140,300   5,468,894
#*  Franklin Financial Network, Inc.                        5,420     174,795
    Franklin Resources, Inc.                              121,946   5,171,730
    FS Bancorp, Inc.                                          781      44,790
    Fulton Financial Corp.                                183,620   3,341,884
#   Gain Capital Holdings, Inc.                            36,233     264,501
    GAMCO Investors, Inc. Class A                           6,433     189,645
*   Genworth Financial, Inc. Class A                      268,656     822,087
    German American Bancorp, Inc.                          24,750     858,578
#   Glacier Bancorp, Inc.                                  87,779   3,442,692

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Global Indemnity, Ltd.                                 13,212 $   559,528
    Goldman Sachs Group, Inc. (The)                        94,694  25,367,576
*   Great Elm Capital Group, Inc.                           3,400      13,175
    Great Southern Bancorp, Inc.                           16,384     831,488
    Great Western Bancorp, Inc.                            55,683   2,347,038
*   Green Bancorp, Inc.                                    30,708     732,386
*   Green Dot Corp. Class A                                62,298   3,816,375
#   Greenhill & Co., Inc.                                  18,254     338,612
*   Greenlight Capital Re, Ltd. Class A                    46,200     935,550
    Guaranty Bancorp                                       21,684     614,741
    Guaranty Federal Bancshares, Inc.                         600      13,002
*   Hallmark Financial Services, Inc.                      19,071     193,189
    Hancock Holding Co.                                    89,304   4,795,625
    Hanmi Financial Corp.                                  41,663   1,312,385
    Hanover Insurance Group, Inc. (The)                    41,123   4,653,067
    Harleysville Financial Corp.                            1,326      31,758
    Hartford Financial Services Group, Inc. (The)         195,278  11,474,535
    Hawthorn Bancshares, Inc.                               2,280      47,766
#   HCI Group, Inc.                                        13,757     480,807
    Heartland Financial USA, Inc.                          35,233   1,872,634
    Hennessy Advisors, Inc.                                 3,302      59,007
    Heritage Commerce Corp.                                49,305     789,373
    Heritage Financial Corp.                               36,218   1,115,514
#   Heritage Insurance Holdings, Inc.                      10,266     174,830
    Hilltop Holdings, Inc.                                118,386   3,100,529
    Hingham Institution for Savings                           565     122,447
*   HMN Financial, Inc.                                       212       4,060
    Home Bancorp, Inc.                                      3,783     162,139
#   Home BancShares, Inc.                                 150,350   3,609,903
*   HomeStreet, Inc.                                       42,098   1,239,786
*   HomeTrust Bancshares, Inc.                              6,636     168,223
    Hope Bancorp, Inc.                                    185,003   3,522,457
    HopFed Bancorp, Inc.                                    2,164      32,309
    Horace Mann Educators Corp.                            36,283   1,498,488
    Horizon Bancorp                                        17,078     520,025
#   Houlihan Lokey, Inc.                                   35,399   1,688,532
#*  Howard Bancorp, Inc.                                    4,222      88,662
    Huntington Bancshares, Inc.                           626,897  10,143,193
    Iberiabank Corp.                                       36,502   3,084,419
#*  Impac Mortgage Holdings, Inc.                           1,461      13,441
    Independence Holding Co.                                7,983     233,902
    Independent Bank Corp.(2447821)                        35,501   2,532,996
    Independent Bank Corp.(2492133)                        25,569     589,365
#   Independent Bank Group, Inc.                           12,809     919,046
    Infinity Property & Casualty Corp.                      9,255     937,069
#   Interactive Brokers Group, Inc. Class A               108,160   6,921,158
    Intercontinental Exchange, Inc.                       143,690  10,610,070
    International Bancshares Corp.                         82,285   3,414,828
*   INTL. FCStone, Inc.                                    21,939     954,347
    Invesco, Ltd.                                         209,693   7,576,208
    Investar Holding Corp.                                  1,318      33,280
    Investment Technology Group, Inc.                      28,559     610,020
    Investors Bancorp, Inc.                               272,898   3,735,974

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
    Investors Title Co.                                       675 $    131,288
    James River Group Holdings, Ltd.                       21,937      833,606
#   Janus Henderson Group P.L.C.                           93,254    3,672,343
    JPMorgan Chase & Co.                                1,060,963  122,721,590
    Kearny Financial Corp.                                 87,195    1,203,291
    Kemper Corp.                                           59,471    3,856,694
    Kentucky First Federal Bancorp                          1,549       13,554
    KeyCorp                                               474,334   10,150,748
    Kingstone Cos., Inc.                                    3,688       77,264
#   Kinsale Capital Group, Inc.                               985       47,004
    Ladenburg Thalmann Financial Services, Inc.            91,438      284,372
    Lake Shore Bancorp, Inc.                                  125        2,044
    Lakeland Bancorp, Inc.                                 56,016    1,125,922
#   Lakeland Financial Corp.                               27,255    1,310,148
    Landmark Bancorp, Inc.                                  1,546       44,216
    Lazard, Ltd. Class A                                  115,809    6,782,933
    LCNB Corp.                                              6,043      117,839
    LegacyTexas Financial Group, Inc.                      58,891    2,593,560
#   Legg Mason, Inc.                                       85,041    3,624,447
#*  LendingClub Corp.                                     489,754    1,792,500
#*  LendingTree, Inc.                                       7,499    2,758,507
    Leucadia National Corp.                               148,743    4,026,473
    Lincoln National Corp.                                105,037    8,697,064
#   Live Oak Bancshares, Inc.                               2,789       75,024
    Loews Corp.                                           141,970    7,332,750
    LPL Financial Holdings, Inc.                          144,676    8,631,370
    M&T Bank Corp.                                         42,957    8,195,336
    Macatawa Bank Corp.                                    21,937      227,267
    Mackinac Financial Corp.                                1,448       23,313
    Maiden Holdings, Ltd.                                  89,262      629,297
    MainSource Financial Group, Inc.                       27,403    1,078,308
*   Malvern Bancorp, Inc.                                   1,679       40,128
    Manning & Napier, Inc.                                  9,498       37,042
#*  Markel Corp.                                            6,509    7,470,314
#   MarketAxess Holdings, Inc.                             18,326    3,595,744
    Marlin Business Services Corp.                         17,363      411,503
    Marsh & McLennan Cos., Inc.                            55,808    4,661,084
    MB Financial, Inc.                                     72,336    3,094,534
#*  MBIA, Inc.                                            166,900    1,225,046
    MBT Financial Corp.                                    12,405      139,556
    Mercantile Bank Corp.                                  11,679      407,480
    Mercury General Corp.                                  58,114    2,844,680
    Meridian Bancorp, Inc.                                 66,931    1,368,739
#   Meta Financial Group, Inc.                             13,088    1,531,296
    MetLife, Inc.                                         212,186   10,199,781
*   MGIC Investment Corp.                                 111,894    1,658,269
    Midland States Bancorp, Inc.                           10,372      332,837
    MidSouth Bancorp, Inc.                                  7,404      104,767
    MidWestOne Financial Group, Inc.                        6,223      205,857
#*  MMA Capital Management LLC                              1,726       48,760
    Moelis & Co. Class A                                   23,513    1,215,622
#   Moody's Corp.                                          27,726    4,485,790
    Morgan Stanley                                        358,555   20,276,285

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
           Morningstar, Inc.                                 32,576 $ 3,131,205
           MSB Financial Corp.                                  782      13,724
           MSCI, Inc.                                        67,973   9,463,881
           MutualFirst Financial, Inc.                        4,630     173,857
           Nasdaq, Inc.                                      88,383   7,151,069
           National Bank Holdings Corp. Class A              37,669   1,252,118
#          National Bankshares, Inc.                            856      37,322
*          National Commerce Corp.                            1,788      81,086
           National General Holdings Corp.                   64,688   1,295,054
           National Western Life Group, Inc. Class A          1,750     566,825
#*         Nationstar Mortgage Holdings, Inc.                13,528     239,987
           Navient Corp.                                    379,605   5,409,371
           Navigators Group, Inc. (The)                      41,112   1,998,043
           NBT Bancorp, Inc.                                 58,704   2,166,765
           Nelnet, Inc. Class A                              35,223   1,835,471
#          New York Community Bancorp, Inc.                 221,419   3,135,293
(degrees)  NewStar Financial, Inc.                           42,768      23,095
*          Nicholas Financial, Inc.                             945       8,609
*          Nicolet Bankshares, Inc.                             731      39,686
*          NMI Holdings, Inc. Class A                        47,600     873,460
#          Northeast Bancorp                                  3,343      74,716
           Northeast Community Bancorp, Inc.                  5,046      51,822
           Northern Trust Corp.                             101,409  10,687,495
           Northfield Bancorp, Inc.                          60,150   1,009,317
           Northrim BanCorp, Inc.                             6,426     214,950
           Northwest Bancshares, Inc.                       139,017   2,342,436
#          Norwood Financial Corp.                              106       3,329
#          OceanFirst Financial Corp.                        37,022     979,232
#*         Ocwen Financial Corp.                             17,052      57,465
           OFG Bancorp                                       60,052     684,593
#          Ohio Valley Banc Corp.                             1,078      44,306
#          Old Line Bancshares, Inc.                          2,646      83,799
           Old National Bancorp                             162,368   2,808,966
           Old Republic International Corp.                 236,951   5,092,077
           Old Second Bancorp, Inc.                           9,603     141,164
           OM Asset Management P.L.C.                        95,914   1,715,901
*          On Deck Capital, Inc.                             20,519      92,336
*          OneMain Holdings, Inc.                            52,671   1,722,868
           Oppenheimer Holdings, Inc. Class A                10,148     279,070
*          Opus Bank                                         22,108     599,127
           Oritani Financial Corp.                           74,180   1,238,806
           Orrstown Financial Services, Inc.                  6,546     164,632
*          Pacific Mercantile Bancorp                        14,289     123,600
*          Pacific Premier Bancorp, Inc.                     56,752   2,312,644
           PacWest Bancorp                                  105,429   5,527,642
#          Park National Corp.                               10,937   1,148,604
#          Parke Bancorp, Inc.                                2,304      46,426
           PB Bancorp, Inc.                                   1,300      13,520
           Peapack Gladstone Financial Corp.                 14,676     521,292
#          Penns Woods Bancorp, Inc.                          3,317     142,200
*          PennyMac Financial Services, Inc. Class A         35,889     796,736
#          People's United Financial, Inc.                  217,946   4,286,998
           People's Utah Bancorp                              1,334      42,154

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   Peoples Bancorp of North Carolina, Inc.                   138 $     4,347
    Peoples Bancorp, Inc.                                  13,722     488,640
    Peoples Financial Services Corp.                          759      34,481
*   PHH Corp.                                              73,219     656,774
    Pinnacle Financial Partners, Inc.                      51,552   3,263,242
    Piper Jaffray Cos.                                     10,045     927,154
    PJT Partners, Inc. Class A                             14,551     688,990
    Plumas Bancorp                                          3,091      75,884
    PNC Financial Services Group, Inc. (The)              122,824  19,408,648
    Popular, Inc.                                          94,942   3,858,443
#*  PRA Group, Inc.                                        53,957   1,928,963
    Preferred Bank                                         15,476     996,964
    Premier Financial Bancorp, Inc.                         4,467      84,962
    Primerica, Inc.                                        58,393   5,897,693
    Principal Financial Group, Inc.                       159,624  10,790,582
    ProAssurance Corp.                                     57,840   3,163,848
    Progressive Corp. (The)                               221,290  11,971,789
#   Prosperity Bancshares, Inc.                            61,371   4,651,922
#*  Provident Bancorp, Inc.                                   836      20,106
    Provident Financial Holdings, Inc.                      6,656     121,805
    Provident Financial Services, Inc.                     82,071   2,159,288
#   Prudential Bancorp, Inc.                                4,048      70,071
    Prudential Financial, Inc.                             94,116  11,182,863
    Pzena Investment Management, Inc. Class A               8,763     109,625
    QCR Holdings, Inc.                                      4,136     181,364
    Radian Group, Inc.                                     80,134   1,768,557
    Randolph Bancorp, Inc.                                    100       1,556
    Raymond James Financial, Inc.                          70,406   6,786,434
*   Regional Management Corp.                              11,293     320,269
    Regions Financial Corp.                               562,877  10,824,125
    Reinsurance Group of America, Inc.                     36,993   5,794,953
    RenaissanceRe Holdings, Ltd.                           40,944   5,205,620
    Renasant Corp.                                         60,059   2,586,741
    Republic Bancorp, Inc. Class A                         14,570     561,528
#*  Republic First Bancorp, Inc.                           10,344      91,544
    Riverview Bancorp, Inc.                                17,979     172,239
#   RLI Corp.                                              35,939   2,309,440
    S&P Global, Inc.                                       22,401   4,056,821
    S&T Bancorp, Inc.                                      41,405   1,671,106
*   Safeguard Scientifics, Inc.                            28,786     359,825
    Safety Insurance Group, Inc.                           21,435   1,664,428
    Salisbury Bancorp, Inc.                                 1,410      62,322
    Sandy Spring Bancorp, Inc.                             29,717   1,123,897
*   Santander Consumer USA Holdings, Inc.                 218,571   3,770,350
    SB Financial Group, Inc.                                  600      10,830
*   Seacoast Banking Corp. of Florida                      32,942     849,574
    SEI Investments Co.                                    33,229   2,497,159
#*  Select Bancorp, Inc.                                    8,493     109,560
    Selective Insurance Group, Inc.                        78,380   4,565,635
#   ServisFirst Bancshares, Inc.                           44,606   1,892,187
    Severn Bancorp, Inc.                                    1,700      13,600
    Shore Bancshares, Inc.                                  4,932      89,861
    SI Financial Group, Inc.                                9,296     134,327

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Sierra Bancorp                                         12,817 $   350,929
*   Signature Bank                                         31,123   4,792,942
    Silvercrest Asset Management Group, Inc. Class A        1,100      16,500
    Simmons First National Corp. Class A                   55,758   3,281,358
*   SLM Corp.                                             522,602   5,978,567
#*  SmartFinancial, Inc.                                    1,058      23,064
    Sound Financial Bancorp, Inc.                              31       1,071
    South State Corp.                                      40,232   3,564,555
*   Southern First Bancshares, Inc.                         5,421     236,085
    Southern Missouri Bancorp, Inc.                         1,484      56,882
    Southern National Bancorp of Virginia, Inc.             9,367     153,525
    Southside Bancshares, Inc.                             33,364   1,145,386
    State Auto Financial Corp.                             27,200     809,744
    State Bank Financial Corp.                             24,325     742,156
    State Street Corp.                                     97,787  10,773,194
#   Sterling Bancorp                                      299,576   7,414,506
    Stewardship Financial Corp.                             2,100      23,415
    Stewart Information Services Corp.                     34,612   1,540,580
#   Stifel Financial Corp.                                 53,898   3,639,193
    Stock Yards Bancorp, Inc.                              25,424     913,993
    Summit State Bank                                         451       5,840
    Sun Bancorp, Inc.                                      12,907     316,222
    SunTrust Banks, Inc.                                  135,540   9,582,678
*   SVB Financial Group                                    33,790   8,330,924
    Synchrony Financial                                   534,264  21,199,596
    Synovus Financial Corp.                               126,132   6,355,791
    T Rowe Price Group, Inc.                              151,112  16,868,633
    TCF Financial Corp.                                   201,689   4,326,229
    TD Ameritrade Holding Corp.                           187,878  10,481,714
    Territorial Bancorp, Inc.                              11,411     345,525
#   Teton Advisors, Inc. Class A                               29       1,508
#*  Texas Capital Bancshares, Inc.                         60,964   5,779,387
#   TFS Financial Corp.                                   135,866   1,986,361
#*  Third Point Reinsurance, Ltd.                          11,642     165,899
    Timberland Bancorp, Inc.                                3,003      83,784
    Tiptree, Inc.                                          47,142     289,923
    Tompkins Financial Corp.                               17,476   1,439,498
    Torchmark Corp.                                        64,177   5,830,480
    Towne Bank                                             76,406   2,334,202
    Travelers Cos., Inc. (The)                            120,848  18,117,532
    Trico Bancshares                                       27,417   1,013,881
#*  TriState Capital Holdings, Inc.                        26,474     636,700
*   Triumph Bancorp, Inc.                                  18,341     706,129
    TrustCo Bank Corp. NY                                 123,977   1,066,202
    Trustmark Corp.                                        95,584   3,038,615
#   Two River Bancorp                                       1,304      23,485
    U.S. Bancorp.                                         445,407  25,450,556
    UMB Financial Corp.                                    43,823   3,338,436
    Umpqua Holdings Corp.                                 183,754   3,978,274
#   Union Bankshares Corp.                                 46,598   1,759,075
#   Union Bankshares, Inc.                                    337      18,215
    United Bancshares, Inc.                                   606      13,332
#   United Bankshares, Inc.                                86,441   3,181,029

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Community Banks, Inc.                          96,002 $    3,041,343
    United Community Financial Corp.                      58,731        572,627
    United Financial Bancorp, Inc.                        60,021      1,005,952
    United Fire Group, Inc.                               28,263      1,226,332
#   United Insurance Holdings Corp.                       23,464        453,324
    United Security Bancshares                             6,249         69,051
    Unity Bancorp, Inc.                                    9,514        195,513
#   Universal Insurance Holdings, Inc.                    55,727      1,638,374
    Univest Corp. of Pennsylvania                         32,501        910,028
    Unum Group                                           117,297      6,239,027
    Validus Holdings, Ltd.                                70,326      4,761,070
#   Valley National Bancorp                              217,209      2,730,317
    Value Line, Inc.                                       1,300         24,999
*   Veritex Holdings, Inc.                                 7,657        218,301
#   Virtu Financial, Inc. Class A                         23,920        456,872
#   Virtus Investment Partners, Inc.                       8,622      1,103,616
    Voya Financial, Inc.                                  86,684      4,499,766
#   Waddell & Reed Financial, Inc. Class A                99,333      2,284,659
*   Walker & Dunlop, Inc.                                 48,984      2,275,307
    Washington Federal, Inc.                             114,583      4,113,530
    Washington Trust Bancorp, Inc.                        18,309        985,024
    Waterstone Financial, Inc.                            36,010        615,771
#   Webster Financial Corp.                               93,484      5,293,064
    Wells Fargo & Co.                                  1,393,576     91,669,429
    WesBanco, Inc.                                        51,961      2,130,921
    West Bancorporation, Inc.                             19,598        501,709
#   Westamerica Bancorporation                            25,656      1,523,197
*   Western Alliance Bancorp                             101,538      5,956,219
    Western New England Bancorp, Inc.                     29,382        318,795
    Westwood Holdings Group, Inc.                          9,819        642,850
    White Mountains Insurance Group, Ltd.                  4,135      3,472,987
    Willis Towers Watson P.L.C.                           46,472      7,457,362
    Wintrust Financial Corp.                              49,595      4,260,210
#   WisdomTree Investments, Inc.                         128,595      1,490,416
#*  World Acceptance Corp.                                12,817      1,513,047
    WR Berkley Corp.                                      70,607      5,152,899
    WSFS Financial Corp.                                  34,077      1,741,335
    WVS Financial Corp.                                      757         12,846
#   XL Group, Ltd.                                       120,112      4,424,926
    Zions Bancorporation                                 135,981      7,347,053
                                                                 --------------
Total Financials                                                  1,743,454,352
                                                                 --------------
Health Care -- (10.3%)
#   Abaxis, Inc.                                          21,442      1,536,319
    Abbott Laboratories                                  386,097     23,999,790
    AbbVie, Inc.                                         250,876     28,153,305
*   ABIOMED, Inc.                                         10,100      2,373,500
#*  Acadia Healthcare Co., Inc.                          101,517      3,459,699
#*  Accuray, Inc.                                         78,330        442,564
    Aceto Corp.                                           29,551        325,357
*   Achillion Pharmaceuticals, Inc.                      115,722        306,663
#   Aclaris Therapeutics, Inc.                             2,329         51,517

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#*  Acorda Therapeutics, Inc.                              72,154 $ 1,872,396
#*  Adamas Pharmaceuticals, Inc.                            5,589     211,488
*   Addus HomeCare Corp.                                   11,870     425,539
#*  Aduro Biotech, Inc.                                     9,515      59,945
*   Adverum Biotechnologies, Inc.                          48,828     356,444
    Aeglea BioTherapeutics, Inc.                            6,901      44,718
    Aetna, Inc.                                           117,503  21,951,910
    Agilent Technologies, Inc.                             72,031   5,289,236
#*  Akorn, Inc.                                            88,469   2,850,471
#*  Albireo Pharma, Inc.                                      741      25,935
*   Alexion Pharmaceuticals, Inc.                          11,999   1,431,721
*   Align Technology, Inc.                                 36,980   9,688,760
#*  Alkermes P.L.C.                                        16,011     915,349
    Allergan P.L.C.                                        68,827  12,406,755
*   Allscripts Healthcare Solutions, Inc.                 188,849   2,815,739
*   Almost Family, Inc.                                    16,214     925,009
#*  Alnylam Pharmaceuticals, Inc.                          15,913   2,068,372
#   Altimmune, Inc.                                           350         634
#*  AMAG Pharmaceuticals, Inc.                              7,668     110,036
#*  Amedisys, Inc.                                         26,906   1,442,700
    AmerisourceBergen Corp.                                74,831   7,458,406
    Amgen, Inc.                                           109,613  20,393,499
#*  AMN Healthcare Services, Inc.                          91,877   4,929,201
#*  Amphastar Pharmaceuticals, Inc.                        32,453     604,924
    Analogic Corp.                                         14,391   1,193,014
*   AngioDynamics, Inc.                                    50,849     885,281
*   ANI Pharmaceuticals, Inc.                              11,089     744,737
*   Anika Therapeutics, Inc.                               16,824   1,122,497
    Anthem, Inc.                                           83,721  20,750,250
    Apollo Endosurgery, Inc.                                1,802      11,281
    Applied Genetic Technologies Corp.                      3,003      14,865
#*  Aptevo Therapeutics, Inc.                              20,118      68,200
#*  Aralez Pharmaceuticals, Inc.                           19,179      32,796
#*  Aratana Therapeutics, Inc.                             16,787      77,724
    Ardelyx, Inc.                                          16,360     118,610
#*  Assembly Biosciences, Inc.                              5,469     258,027
#*  athenahealth, Inc.                                     17,828   2,234,027
    Atrion Corp.                                            1,573     905,104
    aTyr Pharma, Inc.                                       7,239      25,698
    Baxter International, Inc.                            101,472   7,309,028
    Becton Dickinson and Co.                               26,825   6,516,865
*   Bio-Rad Laboratories, Inc. Class A                     18,090   4,676,808
*   Bio-Rad Laboratories, Inc. Class B                        630     162,997
    Bio-Techne Corp.                                       19,795   2,777,041
*   Biogen, Inc.                                           35,325  12,286,388
#*  BioMarin Pharmaceutical, Inc.                          24,458   2,206,845
*   BioScrip, Inc.                                          8,203      22,886
*   BioSpecifics Technologies Corp.                         7,011     300,211
#*  BioTelemetry, Inc.                                     40,786   1,392,842
*   Bioverativ, Inc.                                       78,861   8,127,415
#*  Bluebird Bio, Inc.                                     10,914   2,236,279
*   Boston Scientific Corp.                               257,387   7,196,541
#*  Bovie Medical Corp.                                     6,717      15,986

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
    Bristol-Myers Squibb Co.                              193,364 $12,104,586
*   Brookdale Senior Living, Inc.                         216,089   2,052,845
    Bruker Corp.                                           82,630   2,942,454
#*  Cambrex Corp.                                          53,365   3,007,118
    Cantel Medical Corp.                                   27,844   3,088,735
#*  Capital Senior Living Corp.                            30,415     343,081
#*  Cara Therapeutics, Inc.                                12,849     188,495
    Cardinal Health, Inc.                                  56,563   4,060,658
*   Cascadian Therapeutics, Inc.                           26,074     262,304
#   Castlight Health, Inc. Class B                          8,827      32,660
*   Catalent, Inc.                                        140,973   6,560,883
*   Celgene Corp.                                          64,531   6,527,956
#*  Celldex Therapeutics, Inc.                             38,257     105,589
    Cellular Biomedicine Group, Inc.                        1,300      26,975
*   Centene Corp.                                          96,041  10,299,437
*   Cerner Corp.                                           39,979   2,763,748
*   Charles River Laboratories International, Inc.         56,690   5,977,394
    Chemed Corp.                                           14,479   3,772,793
*   Chimerix, Inc.                                         39,991     191,557
    Cigna Corp.                                            70,425  14,673,049
#*  Civitas Solutions, Inc.                                 6,479     113,706
*   Cogentix Medical, Inc.                                 17,814      50,592
#*  Community Health Systems, Inc.                        123,348     696,916
    Computer Programs & Systems, Inc.                       2,823      84,549
#*  Concert Pharmaceuticals, Inc.                          24,383     489,611
#   ConforMIS, Inc.                                         5,130       7,131
    CONMED Corp.                                           22,448   1,297,045
    Cooper Cos., Inc. (The)                                19,448   4,758,342
#*  Corcept Therapeutics, Inc.                             78,879   1,815,400
*   CorVel Corp.                                           19,547   1,009,603
#   Corvus Pharmaceuticals, Inc.                            3,905      32,880
#*  Cotiviti Holdings, Inc.                                14,297     500,395
*   Cross Country Healthcare, Inc.                         30,869     432,475
*   CryoLife, Inc.                                         34,272     646,027
#*  Cumberland Pharmaceuticals, Inc.                       12,297      83,743
*   Cutera, Inc.                                            8,996     446,202
    Danaher Corp.                                         129,798  13,145,941
*   DaVita, Inc.                                          123,398   9,629,980
    DENTSPLY SIRONA, Inc.                                  93,488   5,685,005
#*  Depomed, Inc.                                          49,057     360,569
#*  Dermira, Inc.                                          19,724     562,528
#*  DexCom, Inc.                                            8,806     512,509
    Digirad Corp.                                           8,621      20,259
#*  Diplomat Pharmacy, Inc.                                66,398   1,792,082
#*  Eagle Pharmaceuticals, Inc.                             6,909     412,951
*   Edwards Lifesciences Corp.                             35,600   4,506,248
    Eli Lilly & Co.                                        83,835   6,828,361
*   Emergent BioSolutions, Inc.                            40,270   1,964,773
#*  Enanta Pharmaceuticals, Inc.                            9,521     808,809
    Encompass Health Corp.                                142,870   7,560,680
#*  Endo International P.L.C.                             105,630     729,903
    Ensign Group, Inc. (The)                               59,559   1,371,644
#*  Envision Healthcare Corp.                              46,466   1,672,311

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   Enzo Biochem, Inc.                                     64,190 $   472,438
#*  Evolent Health, Inc. Class A                           35,603     502,002
#*  Exact Sciences Corp.                                   11,578     575,542
*   Exactech, Inc.                                         13,685     685,618
*   Exelixis, Inc.                                         69,994   2,121,518
*   Express Scripts Holding Co.                           252,286  19,976,005
*   FibroGen, Inc.                                          8,119     475,367
#*  Five Prime Therapeutics, Inc.                          20,424     408,480
*   FONAR Corp.                                             4,738     116,318
#   Fulgent Genetics, Inc.                                  2,085       9,320
    Gilead Sciences, Inc.                                 314,182  26,328,452
*   Globus Medical, Inc. Class A                           69,048   3,178,970
*   Haemonetics Corp.                                      39,988   2,585,224
*   Halyard Health, Inc.                                   57,600   2,811,456
#*  Hanger, Inc.                                           14,155     224,781
*   Harvard Bioscience, Inc.                               31,221     146,739
*   HCA Healthcare, Inc.                                   21,318   2,156,529
#*  HealthEquity, Inc.                                     18,032     912,780
*   HealthStream, Inc.                                     31,090     731,237
#*  Henry Schein, Inc.                                     56,646   4,286,969
#*  Heska Corp.                                             2,600     202,670
    Hill-Rom Holdings, Inc.                                85,379   7,285,390
*   HMS Holdings Corp.                                     71,942   1,232,366
*   Hologic, Inc.                                         197,703   8,441,918
#*  Horizon Pharma P.L.C.                                 184,545   2,685,130
    Humana, Inc.                                           62,179  17,523,908
*   ICU Medical, Inc.                                      14,886   3,408,150
*   IDEXX Laboratories, Inc.                               26,214   4,903,067
*   Illumina, Inc.                                          8,304   1,931,843
#*  Impax Laboratories, Inc.                               55,363   1,076,810
#*  Incyte Corp.                                           25,048   2,261,584
#*  Infinity Pharmaceuticals, Inc.                         17,364      35,596
#*  Innoviva, Inc.                                         65,986     962,736
#*  Inogen, Inc.                                           10,076   1,227,660
#   Inovalon Holdings, Inc. Class A                         9,916     128,908
#   Insulet Corp.                                           6,319     483,593
#*  Insys Therapeutics, Inc.                                1,886      17,842
*   Integer Holdings Corp.                                 24,847   1,246,077
#*  Integra LifeSciences Holdings Corp.                    56,322   2,965,917
*   Intra-Cellular Therapies, Inc.                         37,205     633,229
*   Intuitive Surgical, Inc.                                9,063   3,912,225
#   Invacare Corp.                                         44,292     814,973
#*  Ionis Pharmaceuticals, Inc.                            12,017     631,133
    IQVIA Holdings, Inc.                                   30,528   3,119,656
*   IRIDEX Corp.                                            3,478      25,598
#*  Jazz Pharmaceuticals P.L.C.                            27,207   3,965,148
    Johnson & Johnson                                     458,831  63,405,856
#*  Juniper Pharmaceuticals, Inc.                           1,325      10,468
*   Juno Therapeutics, Inc.                                29,319   2,515,863
#*  K2M Group Holdings, Inc.                                1,000      21,070
#*  Karyopharm Therapeutics, Inc.                          20,164     238,338
    Kewaunee Scientific Corp.                               1,276      37,004
*   Kindred Biosciences, Inc.                              33,036     289,065

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
    Kindred Healthcare, Inc.                               80,963 $   744,860
*   Laboratory Corp. of America Holdings                   49,238   8,592,031
#*  Lannett Co., Inc.                                      25,229     513,410
*   Lantheus Holdings, Inc.                                32,735     752,905
#   LeMaitre Vascular, Inc.                                18,926     658,625
*   LHC Group, Inc.                                        19,820   1,244,696
*   LifePoint Health, Inc.                                 48,711   2,408,759
#*  Ligand Pharmaceuticals, Inc.                           11,658   1,837,534
#*  Lipocine, Inc.                                          7,403       9,772
*   LivaNova P.L.C.                                        29,813   2,550,502
    Luminex Corp.                                          35,384     714,403
*   Magellan Health, Inc.                                  28,756   2,864,098
#*  Mallinckrodt P.L.C.                                    27,014     487,873
*   Masimo Corp.                                           49,812   4,694,283
    McKesson Corp.                                         38,944   6,576,863
#*  Medidata Solutions, Inc.                                6,301     429,161
*   MEDNAX, Inc.                                           63,776   3,368,011
    Medtronic P.L.C.                                      231,378  19,873,056
*   MEI Pharma, Inc.                                       12,900      28,122
#   Melinta Therapeutics, Inc.                              7,641     106,592
    Merck & Co., Inc.                                     600,469  35,577,788
#   Meridian Bioscience, Inc.                              67,232   1,052,181
*   Merit Medical Systems, Inc.                            40,323   1,873,003
#   Merrimack Pharmaceuticals, Inc.                         5,220      54,810
*   Mettler-Toledo International, Inc.                      4,795   3,237,872
    Minerva Neurosciences, Inc.                             8,237      52,717
#*  Mirati Therapeutics, Inc.                               8,423     218,156
*   Misonix, Inc.                                             434       3,841
    Molecular Templates, Inc.                               2,000      21,560
#*  Molina Healthcare, Inc.                                66,038   6,033,232
#*  Momenta Pharmaceuticals, Inc.                          53,650     912,050
*   Mylan NV                                              129,164   5,534,677
*   Myriad Genetics, Inc.                                  66,865   2,465,981
    National HealthCare Corp.                              12,018     749,563
    National Research Corp. Class A                         8,940     336,591
    National Research Corp. Class B                         1,390      77,868
*   Natus Medical, Inc.                                    27,143     842,790
#*  Nektar Therapeutics                                     6,556     548,147
*   Neogen Corp.                                           31,394   1,853,188
#*  NeoGenomics, Inc.                                       8,413      64,948
#*  Neurocrine Biosciences, Inc.                            9,115     779,059
#*  NuVasive, Inc.                                         44,890   2,193,774
*   Nuvectra Corp.                                          5,940      48,233
*   Omnicell, Inc.                                         26,704   1,309,831
    Ophthotech Corp.                                       10,843      31,662
#*  Opko Health, Inc.                                      81,307     362,629
*   OraSure Technologies, Inc.                             52,558   1,143,662
*   Orthofix International NV                              17,361     997,216
*   Otonomy, Inc.                                           2,762      16,020
#   Owens & Minor, Inc.                                    69,830   1,470,620
#   Patterson Cos., Inc.                                   94,217   3,381,448
#*  PDL BioPharma, Inc.                                   183,404     506,195
    PerkinElmer, Inc.                                      64,288   5,153,326

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#   Perrigo Co. P.L.C.                                       11,483 $ 1,040,589
    Pfenex, Inc.                                              2,902       9,693
    Pfizer, Inc.                                          2,030,930  75,225,647
    Phibro Animal Health Corp. Class A                       18,416     627,065
*   PRA Health Sciences, Inc.                                51,907   4,726,651
#*  Premier, Inc. Class A                                    63,810   2,070,634
#*  Prestige Brands Holdings, Inc.                           59,288   2,480,017
*   Providence Service Corp. (The)                           14,660     943,078
    Psychemedics Corp.                                          478       9,565
*   PTC Therapeutics, Inc.                                   20,137     529,402
*   Quality Systems, Inc.                                    57,789     751,257
    Quest Diagnostics, Inc.                                  83,636   8,850,362
*   Quidel Corp.                                             21,756     995,990
#*  Quorum Health Corp.                                      30,755     189,758
#*  R1 RCM, Inc.                                             79,598     409,930
*   RadNet, Inc.                                             32,644     331,337
*   Regeneron Pharmaceuticals, Inc.                          10,000   3,666,500
#*  Repligen Corp.                                           33,065   1,169,509
    ResMed, Inc.                                             46,588   4,695,605
#*  Retrophin, Inc.                                          30,427     727,510
*   Rigel Pharmaceuticals, Inc.                               9,809      39,236
#   Rocket Pharmaceuticals, Inc.                              1,075      20,468
*   RTI Surgical, Inc.                                       56,301     253,355
#   Sage Therapeutics, Inc.                                   2,312     438,818
*   SeaSpine Holdings Corp.                                   7,939      87,250
#*  Seattle Genetics, Inc.                                   15,800     826,340
*   Select Medical Holdings Corp.                           191,155   3,383,443
#   Sierra Oncology, Inc.                                    37,708     115,009
#   Simulations Plus, Inc.                                    6,759     109,158
#*  Spectrum Pharmaceuticals, Inc.                           59,028   1,271,463
#*  Stemline Therapeutics, Inc.                               8,015     127,839
    STERIS P.L.C.                                            28,198   2,563,762
    Stryker Corp.                                            28,034   4,608,229
#*  Sucampo Pharmaceuticals, Inc. Class A                    52,061     934,495
#*  Supernus Pharmaceuticals, Inc.                           54,153   2,114,675
*   Surmodics, Inc.                                          12,709     372,374
#*  Syndax Pharmaceuticals, Inc.                             11,973     130,506
#   Syneos Health, Inc.                                      76,861   2,947,619
    Synlogic, Inc.                                            2,001      19,950
#*  Taro Pharmaceutical Industries, Ltd.                     22,175   2,254,976
    Teleflex, Inc.                                           31,841   8,843,838
#*  Tenet Healthcare Corp.                                  142,502   2,690,438
*   Tetraphase Pharmaceuticals, Inc.                         26,701     155,934
    Thermo Fisher Scientific, Inc.                           99,017  22,190,700
#*  Tivity Health, Inc.                                      50,493   1,956,604
#   Trevena, Inc.                                            10,400      16,952
*   Triple-S Management Corp. Class B                        20,667     474,928
*   United Therapeutics Corp.                                63,752   8,224,008
    UnitedHealth Group, Inc.                                234,939  55,628,856
    Universal Health Services, Inc. Class B                  54,205   6,585,907
    US Physical Therapy, Inc.                                15,992   1,214,592
    Utah Medical Products, Inc.                               2,921     263,182
#*  Varex Imaging Corp.                                      44,081   1,872,120

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Health Care -- (Continued)
#*  Varian Medical Systems, Inc.                         15,976 $    2,036,940
*   Veeva Systems, Inc. Class A                          25,160      1,581,558
*   Vertex Pharmaceuticals, Inc.                         13,281      2,216,200
*   Waters Corp.                                         11,900      2,565,759
*   WellCare Health Plans, Inc.                          46,932      9,873,554
#   West Pharmaceutical Services, Inc.                   46,887      4,698,077
#*  Xencor, Inc.                                         11,119        253,068
#*  Zafgen, Inc.                                         12,728         87,441
    Zimmer Biomet Holdings, Inc.                         41,888      5,324,803
    Zoetis, Inc.                                        102,206      7,842,266
#*  Zogenix, Inc.                                         4,432        161,103
#   Zynerba Pharmaceuticals, Inc.                         3,973         48,034
                                                                --------------
Total Health Care                                                1,014,192,287
                                                                --------------
Industrials -- (13.7%)
    3M Co.                                               61,748     15,467,874
#   AAON, Inc.                                           74,999      2,729,964
    AAR Corp.                                            51,656      2,090,518
#   ABM Industries, Inc.                                 85,504      3,251,717
*   Acacia Research Corp.                                23,858         87,082
*   ACCO Brands Corp.                                   129,368      1,533,011
    Acme United Corp.                                     1,355         32,859
#   Actuant Corp. Class A                                66,466      1,645,033
#   Acuity Brands, Inc.                                  22,074      3,409,109
#   Advanced Drainage Systems, Inc.                      48,915      1,208,201
*   AECOM                                               154,512      6,042,964
*   Aegion Corp.                                         26,023        652,657
#*  Aerojet Rocketdyne Holdings, Inc.                    83,717      2,302,217
#*  Aerovironment, Inc.                                  21,898      1,124,681
    AGCO Corp.                                           95,915      6,965,347
    Air Lease Corp.                                     128,223      6,234,202
*   Air Transport Services Group, Inc.                  129,829      3,227,549
    Alamo Group, Inc.                                    11,935      1,372,883
    Alaska Air Group, Inc.                              101,132      6,647,406
    Albany International Corp. Class A                   35,332      2,241,815
#   Allegiant Travel Co.                                 18,727      2,982,275
    Allegion P.L.C.                                      33,014      2,842,836
    Allied Motion Technologies, Inc.                     11,402        397,360
#   Allison Transmission Holdings, Inc.                 154,911      6,853,263
    Altra Industrial Motion Corp.                        36,432      1,909,037
#   AMERCO                                               15,147      5,529,867
*   Ameresco, Inc. Class A                               16,404        142,715
#   American Airlines Group, Inc.                        69,511      3,775,838
#   American Railcar Industries, Inc.                    15,398        603,910
*   American Woodmark Corp.                              22,313      3,031,221
    AMETEK, Inc.                                         88,306      6,737,748
*   AMREP Corp.                                           2,552         19,370
    AO Smith Corp.                                       70,800      4,728,024
#   Apogee Enterprises, Inc.                             34,742      1,581,108
    Applied Industrial Technologies, Inc.                47,968      3,537,640
*   ARC Document Solutions, Inc.                         42,825        103,637
    ArcBest Corp.                                        18,043        641,429

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Arconic, Inc.                                         156,571 $ 4,706,524
#   Argan, Inc.                                            30,716   1,339,218
*   Armstrong Flooring, Inc.                               34,801     539,067
*   Armstrong World Industries, Inc.                       46,547   2,918,497
*   Arotech Corp.                                           6,813      24,867
#   Astec Industries, Inc.                                 26,181   1,633,694
#*  Astronics Corp.                                        25,320   1,129,272
#*  Astronics Corp. Class B                                 9,797     441,355
    Atkore International Group, Inc.                        8,883     207,685
*   Atlas Air Worldwide Holdings, Inc.                     30,769   1,732,295
#*  Avis Budget Group, Inc.                               115,605   5,197,601
#*  Axon Enterprise, Inc.                                  31,200     825,552
#   AZZ, Inc.                                              30,171   1,372,781
    Barnes Group, Inc.                                     72,582   4,775,170
    Barrett Business Services, Inc.                        11,192     779,970
*   Beacon Roofing Supply, Inc.                            66,368   4,015,264
    BG Staffing, Inc.                                       1,101      17,484
#*  Blue Bird Corp.                                         1,952      41,285
*   BlueLinx Holdings, Inc.                                 2,406      38,953
*   BMC Stock Holdings, Inc.                               68,695   1,538,768
    Boeing Co. (The)                                       60,168  21,321,734
    Brady Corp. Class A                                    45,941   1,757,243
    Briggs & Stratton Corp.                                42,376   1,024,652
    Brink's Co. (The)                                      68,053   5,675,620
*   Builders FirstSource, Inc.                            128,117   2,744,266
    BWX Technologies, Inc.                                 88,203   5,595,598
*   CAI International, Inc.                                23,439     662,386
    Carlisle Cos., Inc.                                    46,196   5,276,045
*   Casella Waste Systems, Inc. Class A                    42,430   1,085,359
    Caterpillar, Inc.                                     126,177  20,539,092
*   CBIZ, Inc.                                             74,325   1,226,363
    CECO Environmental Corp.                               35,553     161,055
#   Celadon Group, Inc.                                    15,265      84,721
#   CH Robinson Worldwide, Inc.                            25,800   2,359,668
#*  Chart Industries, Inc.                                 43,585   2,160,508
#   Chicago Bridge & Iron Co. NV                           46,116     962,441
    Cintas Corp.                                           43,381   7,307,529
#   CIRCOR International, Inc.                             17,674     937,075
*   Civeo Corp.                                           104,622     366,177
*   Clean Harbors, Inc.                                    61,487   3,402,691
#   Cogint, Inc.                                            5,600      20,440
*   Colfax Corp.                                           97,120   3,886,742
    Columbus McKinnon Corp.                                18,658     764,045
    Comfort Systems USA, Inc.                              42,870   1,826,262
*   Command Security Corp.                                    800       2,400
*   Commercial Vehicle Group, Inc.                         56,952     704,496
    CompX International, Inc.                                 294       4,043
*   Continental Building Products, Inc.                    54,709   1,556,471
    Copa Holdings SA Class A                               29,180   4,036,469
*   Copart, Inc.                                          150,908   6,650,516
    Costamare, Inc.                                        46,857     305,508
#   Covanta Holding Corp.                                 261,525   4,275,934
*   Covenant Transportation Group, Inc. Class A            19,763     579,649

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#*  CPI Aerostructures, Inc.                                7,107 $    63,252
    CRA International, Inc.                                 9,617     446,517
    Crane Co.                                              62,637   6,259,942
*   CSW Industrials, Inc.                                   3,540     169,566
    CSX Corp.                                             311,864  17,704,519
#   Cubic Corp.                                            30,162   1,750,904
    Cummins, Inc.                                          50,480   9,490,240
    Curtiss-Wright Corp.                                   47,705   6,233,135
    Deere & Co.                                            56,773   9,448,163
    Delta Air Lines, Inc.                                 338,350  19,208,129
    Deluxe Corp.                                           63,252   4,697,726
    DMC Global, Inc.                                       14,992     343,317
    Donaldson Co., Inc.                                    88,075   4,461,879
#   Douglas Dynamics, Inc.                                 35,005   1,442,206
    Dover Corp.                                            75,406   8,008,871
*   Ducommun, Inc.                                         13,169     384,271
    Dun & Bradstreet Corp. (The)                           16,078   1,989,331
*   DXP Enterprises, Inc.                                  19,774     676,469
#*  Dycom Industries, Inc.                                 45,595   5,321,392
*   Eagle Bulk Shipping, Inc.                               1,785       8,461
    Eastern Co. (The)                                       4,389     117,406
    Eaton Corp. P.L.C.                                    113,513   9,531,687
#*  Echo Global Logistics, Inc.                            38,202   1,115,498
    Ecology and Environment, Inc. Class A                     903       9,752
    EMCOR Group, Inc.                                      63,337   5,148,031
    Emerson Electric Co.                                   87,567   6,324,964
    Encore Wire Corp.                                      24,366   1,232,920
    EnerSys                                                46,650   3,279,961
*   Engility Holdings, Inc.                                26,006     680,317
    Ennis, Inc.                                            34,457     685,694
    EnPro Industries, Inc.                                 19,448   1,711,230
#   Equifax, Inc.                                          42,708   5,335,510
    ESCO Technologies, Inc.                                25,975   1,588,371
    Espey Manufacturing & Electronics Corp.                 1,611      39,631
    Essendant, Inc.                                        36,200     327,610
*   Esterline Technologies Corp.                           35,111   2,582,414
*   ExOne Co. (The)                                         9,959      97,797
    Expeditors International of Washington, Inc.           30,980   2,012,151
    Exponent, Inc.                                         25,000   1,853,750
#   Fastenal Co.                                           48,988   2,692,380
    Federal Signal Corp.                                   71,942   1,463,300
    FedEx Corp.                                            96,271  25,269,212
#   Flowserve Corp.                                        61,353   2,780,518
    Fluor Corp.                                            74,745   4,537,021
    Forrester Research, Inc.                               17,870     780,026
    Fortive Corp.                                          61,537   4,678,043
    Fortune Brands Home & Security, Inc.                   69,039   4,896,936
    Forward Air Corp.                                      36,111   2,192,299
*   Franklin Covey Co.                                     13,311     383,357
    Franklin Electric Co., Inc.                            45,772   2,073,472
    FreightCar America, Inc.                               12,603     196,355
*   FTI Consulting, Inc.                                   59,748   2,597,246
#   GATX Corp.                                             35,809   2,547,452

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   Gencor Industries, Inc.                                  11,809 $   198,391
#*  Generac Holdings, Inc.                                   82,517   4,037,557
#   General Cable Corp.                                      39,125   1,162,013
    General Dynamics Corp.                                   64,163  14,274,984
    General Electric Co.                                  1,383,002  22,363,142
#*  Genesee & Wyoming, Inc. Class A                          58,444   4,666,753
#*  Gibraltar Industries, Inc.                               36,956   1,371,068
    Global Brass & Copper Holdings, Inc.                     38,744   1,245,620
*   GMS, Inc.                                                50,241   1,722,261
#*  Goldfield Corp. (The)                                    31,656     156,697
    Gorman-Rupp Co. (The)                                    35,293     997,733
*   GP Strategies Corp.                                      20,022     499,549
    Graco, Inc.                                              93,951   4,396,907
    Graham Corp.                                              7,838     167,733
    Granite Construction, Inc.                               33,903   2,260,991
*   Great Lakes Dredge & Dock Corp.                          62,966     295,940
#   Greenbrier Cos., Inc. (The)                              19,443     975,066
    Griffon Corp.                                            56,022   1,123,241
    H&E Equipment Services, Inc.                             54,015   2,127,111
    Hardinge, Inc.                                            9,158     172,720
    Harris Corp.                                             69,174  11,024,952
*   Harsco Corp.                                            108,658   1,944,978
*   Hawaiian Holdings, Inc.                                  87,798   3,279,255
*   HD Supply Holdings, Inc.                                 91,968   3,576,636
#   Healthcare Services Group, Inc.                          24,507   1,352,296
#   Heartland Express, Inc.                                 115,676   2,624,688
#   HEICO Corp.                                              34,417   2,764,373
    HEICO Corp. Class A                                      50,278   3,310,806
    Heidrick & Struggles International, Inc.                 25,795     680,988
#*  Herc Holdings, Inc.                                      39,361   2,586,805
*   Heritage-Crystal Clean, Inc.                             13,170     286,448
    Herman Miller, Inc.                                      85,547   3,464,653
#*  Hertz Global Holdings, Inc.                              49,494   1,134,897
    Hexcel Corp.                                            107,617   7,355,622
*   Hill International, Inc.                                 33,244     189,491
    Hillenbrand, Inc.                                       103,461   4,583,322
    HNI Corp.                                                59,435   2,311,427
    Honeywell International, Inc.                           133,998  21,395,461
*   Houston Wire & Cable Co.                                 12,789      89,523
*   Hub Group, Inc. Class A                                  38,908   1,869,529
    Hubbell, Inc.                                            42,593   5,790,518
*   Hudson Global, Inc.                                      18,692      39,814
#*  Hudson Technologies, Inc.                                37,672     236,580
    Huntington Ingalls Industries, Inc.                      41,775   9,923,233
    Hurco Cos., Inc.                                          8,108     366,076
*   Huron Consulting Group, Inc.                             26,234   1,053,295
#*  Huttig Building Products, Inc.                            5,571      39,331
    Hyster-Yale Materials Handling, Inc.                     11,533     976,730
*   ICF International, Inc.                                  21,044   1,117,436
    IDEX Corp.                                               33,656   4,828,963
#*  IES Holdings, Inc.                                       14,183     248,203
    Illinois Tool Works, Inc.                                40,408   7,017,657
    Ingersoll-Rand P.L.C.                                   122,624  11,603,909

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
#*  InnerWorkings, Inc.                                    85,242 $  853,272
*   Innovative Solutions & Support, Inc.                   12,137     37,625
    Insperity, Inc.                                        52,346  3,206,192
#   Insteel Industries, Inc.                               26,337    825,138
    Interface, Inc.                                        77,195  1,926,015
#*  Intersections, Inc.                                     8,431     19,729
    ITT, Inc.                                              91,601  5,129,656
    Jacobs Engineering Group, Inc.                         73,738  5,121,841
#   JB Hunt Transport Services, Inc.                       23,195  2,802,652
*   JetBlue Airways Corp.                                 291,480  6,080,273
#   John Bean Technologies Corp.                           22,217  2,527,184
    Johnson Controls International P.L.C.                 194,706  7,618,846
    Kadant, Inc.                                           11,578  1,160,695
#   Kaman Corp.                                            33,678  2,111,611
    Kansas City Southern                                   50,400  5,701,752
    KAR Auction Services, Inc.                            149,684  8,163,765
#   KBR, Inc.                                             173,113  3,521,118
    Kelly Services, Inc. Class A                           39,350  1,113,999
    Kennametal, Inc.                                       85,843  4,187,422
*   Key Technology, Inc.                                    3,074     81,830
#*  KeyW Holding Corp. (The)                                9,246     61,948
    Kforce, Inc.                                           46,792  1,214,252
    Kimball International, Inc. Class B                    64,808  1,203,485
*   Kirby Corp.                                            55,355  4,146,089
*   KLX, Inc.                                              61,923  4,375,479
#*  Knight-Swift Transportation Holdings, Inc.            164,321  8,181,543
    Knoll, Inc.                                            74,618  1,711,737
    Korn/Ferry International                               64,344  2,867,169
#*  Kratos Defense & Security Solutions, Inc.              89,968  1,026,535
    L3 Technologies, Inc.                                  41,625  8,843,647
    Landstar System, Inc.                                  25,129  2,790,575
*   Lawson Products, Inc.                                   6,294    149,483
#*  Layne Christensen Co.                                   5,229     70,539
#   LB Foster Co. Class A                                   9,303    252,576
    Lennox International, Inc.                             18,053  3,933,929
    Limbach Holdings, Inc.                                  5,411     75,808
    Lincoln Electric Holdings, Inc.                        59,616  5,816,733
#   Lindsay Corp.                                           9,824    876,399
    Lockheed Martin Corp.                                  22,535  7,996,545
    LS Starrett Co. (The) Class A                           2,592     21,643
    LSC Communications, Inc.                               25,256    345,502
    LSI Industries, Inc.                                   20,861    165,636
*   Lydall, Inc.                                           19,520    933,056
#   Macquarie Infrastructure Corp.                         53,850  3,572,947
    Manitex International, Inc.                             1,800     18,450
    Manitowoc Co., Inc. (The)                              39,244  1,572,900
    ManpowerGroup, Inc.                                    45,721  6,007,282
    Marten Transport, Ltd.                                 39,888    925,402
    Masco Corp.                                            55,907  2,496,807
*   Masonite International Corp.                           39,489  2,754,358
*   MasTec, Inc.                                           84,560  4,515,504
    Matson, Inc.                                           63,024  2,156,051
#   Matthews International Corp. Class A                   32,028  1,793,568

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Maxar Technologies, Ltd.                               19,012 $ 1,198,516
    McGrath RentCorp                                       33,064   1,580,459
*   Mercury Systems, Inc.                                  37,962   1,822,935
*   Meritor, Inc.                                          91,107   2,485,399
#*  Middleby Corp. (The)                                   30,215   4,117,096
*   Milacron Holdings Corp.                                81,762   1,551,025
    Miller Industries, Inc.                                10,037     261,464
*   Mistras Group, Inc.                                    24,898     530,576
#   Mobile Mini, Inc.                                      52,321   1,980,350
*   Moog, Inc. Class A                                     36,363   3,274,852
*   Moog, Inc. Class B                                      2,329     208,341
*   MRC Global, Inc.                                      110,428   1,985,495
    MSA Safety, Inc.                                       37,215   2,914,307
    MSC Industrial Direct Co., Inc. Class A                53,995   5,069,051
    Mueller Industries, Inc.                               77,069   2,550,213
    Mueller Water Products, Inc. Class A                  222,744   2,590,513
#   Multi-Color Corp.                                      24,930   1,932,075
*   MYR Group, Inc.                                        25,013     847,440
#   National Presto Industries, Inc.                        5,948     604,614
*   Navigant Consulting, Inc.                              61,700   1,266,084
*   Navistar International Corp.                           42,927   1,967,344
*   NCI Building Systems, Inc.                             96,858   1,787,030
    Nielsen Holdings P.L.C.                               121,965   4,562,711
*   NL Industries, Inc.                                    39,645     515,385
    NN, Inc.                                               34,001     979,229
#   Nordson Corp.                                          32,551   4,678,230
    Norfolk Southern Corp.                                 96,853  14,613,181
    Northrop Grumman Corp.                                 40,050  13,638,226
#*  Northwest Pipe Co.                                     11,077     210,463
#*  NOW, Inc.                                             132,766   1,565,311
#*  NV5 Global, Inc.                                        9,476     461,955
#   Old Dominion Freight Line, Inc.                        78,404  11,482,266
#   Omega Flex, Inc.                                        3,089     188,923
*   On Assignment, Inc.                                    61,338   4,696,651
    Orbital ATK, Inc.                                      45,415   5,990,238
*   Orion Group Holdings, Inc.                             23,155     174,126
    Oshkosh Corp.                                          78,392   7,111,722
    Owens Corning                                          95,607   8,888,583
    PACCAR, Inc.                                          120,517   8,985,748
*   PAM Transportation Services, Inc.                       4,411     165,457
    Park-Ohio Holdings Corp.                               13,662     569,022
    Parker-Hannifin Corp.                                  60,109  12,107,155
#*  Patrick Industries, Inc.                               40,792   2,612,728
*   Patriot Transportation Holding, Inc.                    1,695      32,205
    Pendrell Corp.                                            104      59,726
    Pentair P.L.C.                                         70,577   5,046,255
*   Performant Financial Corp.                             53,477     136,366
*   Perma-Pipe International Holdings, Inc.                 2,769      25,198
*   PGT Innovations, Inc.                                  98,942   1,578,125
    Pitney Bowes, Inc.                                     99,172   1,399,317
*   Ply Gem Holdings, Inc.                                 52,115   1,117,867
    Powell Industries, Inc.                                12,073     393,459
    Preformed Line Products Co.                             3,763     277,935

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Primoris Services Corp.                                62,925 $ 1,636,050
#*  Proto Labs, Inc.                                       16,397   1,793,012
    Quad/Graphics, Inc.                                    60,556   1,339,499
    Quanex Building Products Corp.                         45,059     932,721
*   Quanta Services, Inc.                                 134,118   5,162,202
*   Radiant Logistics, Inc.                                30,437     146,402
    Raven Industries, Inc.                                 27,465   1,058,776
    Raytheon Co.                                           53,816  11,244,315
#*  RBC Bearings, Inc.                                     21,455   2,703,330
*   RCM Technologies, Inc.                                  6,052      38,309
    Regal Beloit Corp.                                     39,620   3,086,398
    Republic Services, Inc.                               147,636  10,157,357
    Resources Connection, Inc.                             48,687     796,032
*   Rexnord Corp.                                         127,123   3,573,428
*   Roadrunner Transportation Systems, Inc.                11,701      65,175
    Robert Half International, Inc.                        49,195   2,847,407
    Rockwell Automation, Inc.                              24,820   4,896,738
    Rockwell Collins, Inc.                                 55,667   7,709,323
#   Rollins, Inc.                                          57,217   2,823,087
    Roper Technologies, Inc.                               24,323   6,824,791
*   RPX Corp.                                              63,418     890,389
*   Rush Enterprises, Inc. Class A                         39,175   2,117,409
*   Rush Enterprises, Inc. Class B                          1,308      66,473
#   Ryder System, Inc.                                     86,863   7,559,687
*   Saia, Inc.                                             31,194   2,356,707
#*  Sensata Technologies Holding NV                       114,319   6,430,444
*   SIFCO Industries, Inc.                                  1,400       9,170
    Simpson Manufacturing Co., Inc.                        45,595   2,678,250
#*  SiteOne Landscape Supply, Inc.                         29,597   2,254,108
    SkyWest, Inc.                                          62,297   3,473,058
#   Snap-on, Inc.                                          35,034   6,001,675
    Southwest Airlines Co.                                295,122  17,943,418
*   SP Plus Corp.                                          26,783   1,032,485
    Spartan Motors, Inc.                                   27,820     372,788
*   Sparton Corp.                                           9,428     216,938
    Spirit Aerosystems Holdings, Inc. Class A              77,839   7,967,600
#*  Spirit Airlines, Inc.                                  85,179   3,587,739
*   SPX Corp.                                              32,236   1,007,375
*   SPX FLOW, Inc.                                         47,046   2,181,523
    Standex International Corp.                            11,980   1,257,301
    Stanley Black & Decker, Inc.                           66,513  11,056,456
    Steelcase, Inc. Class A                               110,818   1,723,220
*   Stericycle, Inc.                                       33,348   2,513,105
*   Sterling Construction Co., Inc.                        23,119     322,510
    Sun Hydraulics Corp.                                   20,483   1,271,585
#*  Team, Inc.                                             32,574     553,758
*   Teledyne Technologies, Inc.                            36,672   7,001,418
#   Tennant Co.                                            17,548   1,182,735
#   Terex Corp.                                            88,348   4,154,123
    Tetra Tech, Inc.                                       54,989   2,732,953
*   Textainer Group Holdings, Ltd.                         21,192     519,204
    Textron, Inc.                                         146,297   8,583,245
*   Thermon Group Holdings, Inc.                           36,693     850,544

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Timken Co. (The)                                       65,112 $ 3,421,636
    Titan International, Inc.                              71,467     951,226
*   Titan Machinery, Inc.                                  24,347     523,217
    Toro Co. (The)                                         42,200   2,770,430
*   TPI Composites, Inc.                                   18,159     364,633
*   Transcat, Inc.                                          4,552      71,011
#   TransDigm Group, Inc.                                   7,720   2,446,545
*   TransUnion                                             37,012   2,197,032
*   Trex Co., Inc.                                         29,072   3,244,144
*   TriMas Corp.                                           34,008     904,613
*   TriNet Group, Inc.                                     49,031   2,150,990
    Trinity Industries, Inc.                              181,440   6,254,237
*   Triton International, Ltd.                             69,978   2,701,151
#   Triumph Group, Inc.                                    64,705   1,886,151
*   TrueBlue, Inc.                                         49,115   1,343,295
#*  Tutor Perini Corp.                                     60,130   1,488,218
*   Twin Disc, Inc.                                         9,516     280,532
*   Ultralife Corp.                                         8,539      58,065
    UniFirst Corp.                                         15,110   2,497,683
    Union Pacific Corp.                                   237,535  31,710,922
*   United Continental Holdings, Inc.                     208,186  14,119,175
    United Parcel Service, Inc. Class B                    62,720   7,985,510
*   United Rentals, Inc.                                   99,066  17,941,843
    United Technologies Corp.                             294,265  40,611,513
*   Univar, Inc.                                           61,641   1,840,600
    Universal Forest Products, Inc.                        69,816   2,606,231
    Universal Logistics Holdings, Inc.                     15,886     369,350
    US Ecology, Inc.                                       24,866   1,299,249
#*  USA Truck, Inc.                                         5,237     105,578
#*  USG Corp.                                             156,595   6,053,963
    Valmont Industries, Inc.                               22,533   3,686,399
*   Vectrus, Inc.                                          10,938     332,515
*   Verisk Analytics, Inc.                                 30,548   3,056,327
*   Veritiv Corp.                                           6,115     175,501
    Viad Corp.                                             28,309   1,607,951
*   Vicor Corp.                                            14,805     270,932
*   Virco Manufacturing Corp.                               2,861      13,447
*   Volt Information Sciences, Inc.                         6,239      27,140
    VSE Corp.                                              10,037     497,333
#   Wabash National Corp.                                  85,991   2,221,148
*   WABCO Holdings, Inc.                                   23,996   3,704,742
#   Wabtec Corp.                                           45,760   3,708,390
    WageWorks, Inc.                                         5,175     313,346
    Waste Management, Inc.                                 99,177   8,770,222
    Watsco, Inc.                                           24,880   4,473,175
    Watsco, Inc. Class B                                    1,750     315,438
    Watts Water Technologies, Inc. Class A                 27,278   2,175,420
#*  Welbilt, Inc.                                          98,969   2,207,009
#   Werner Enterprises, Inc.                               91,133   3,709,113
#*  Wesco Aircraft Holdings, Inc.                          98,161     701,851
*   WESCO International, Inc.                              55,340   3,771,421
#*  Willdan Group, Inc.                                    10,968     248,535
*   Willis Lease Finance Corp.                              4,690     126,630

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES       VALUE+
                                                     --------- --------------
Industrials -- (Continued)
#   Woodward, Inc.                                      62,104 $    4,814,302
#   WW Grainger, Inc.                                   12,350      3,330,301
#*  XPO Logistics, Inc.                                138,933     13,120,833
    Xylem, Inc.                                         89,170      6,443,424
*   YRC Worldwide, Inc.                                 37,803        603,714
                                                               --------------
Total Industrials                                               1,355,559,021
                                                               --------------
Information Technology -- (17.6%)
#*  3D Systems Corp.                                    25,017        256,174
    Accenture P.L.C. Class A                            58,582      9,414,127
#*  ACI Worldwide, Inc.                                159,421      3,736,828
    Activision Blizzard, Inc.                          161,228     11,951,832
*   Actua Corp.                                         48,438        755,633
#*  Acxiom Corp.                                        84,855      2,297,025
*   Adobe Systems, Inc.                                 24,312      4,856,565
    ADTRAN, Inc.                                        49,057        784,912
*   Advanced Energy Industries, Inc.                    48,922      3,479,822
#*  Advanced Micro Devices, Inc.                       235,948      3,241,926
*   Agilysys, Inc.                                      23,530        282,360
*   Akamai Technologies, Inc.                           77,383      5,183,887
*   ALJ Regional Holdings, Inc.                         14,618         46,193
    Alliance Data Systems Corp.                         14,689      3,770,079
*   Alpha & Omega Semiconductor, Ltd.                   29,552        496,178
*   Alphabet, Inc. Class A                              34,523     40,813,781
*   Alphabet, Inc. Class C                              36,168     42,314,390
#*  Ambarella, Inc.                                      2,464        124,186
    Amdocs, Ltd.                                        55,413      3,790,249
    American Software, Inc. Class A                     20,122        252,129
*   Amkor Technology, Inc.                             290,351      2,920,931
    Amphenol Corp. Class A                              46,775      4,339,317
*   Amtech Systems, Inc.                                13,453        134,934
    Analog Devices, Inc.                               108,455      9,964,845
#*  ANGI Homeservices, Inc. Class A                     18,044        241,068
*   Anixter International, Inc.                         40,195      3,364,321
*   ANSYS, Inc.                                         28,861      4,665,381
#   Appfolio, Inc. Class A                               7,360        311,696
    Apple, Inc.                                      1,125,427    188,430,243
    Applied Materials, Inc.                            164,824      8,839,511
#*  Applied Optoelectronics, Inc.                        4,364        141,350
*   Arista Networks, Inc.                               18,089      4,989,308
*   ARRIS International P.L.C.                         153,620      3,886,586
*   Arrow Electronics, Inc.                             76,010      6,182,653
#*  Aspen Technology, Inc.                              42,849      3,318,655
    AstroNova, Inc.                                      3,998         53,573
#*  Asure Software, Inc.                                 5,929         90,121
#*  Atlassian Corp. P.L.C. Class A                       2,212        119,426
#*  Autodesk, Inc.                                      16,100      1,861,482
    Automatic Data Processing, Inc.                     34,523      4,268,078
    AutoWeb, Inc.                                        3,801         31,396
#*  Avid Technology, Inc.                               42,376        228,830
    Avnet, Inc.                                        110,063      4,677,677
    AVX Corp.                                          117,260      2,103,644

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Aware, Inc.                                               6,547 $    29,789
*   Axcelis Technologies, Inc.                               28,404     735,664
*   AXT, Inc.                                                56,385     445,441
#   Badger Meter, Inc.                                       28,909   1,393,414
#*  Barracuda Networks, Inc.                                 54,994   1,515,085
*   Bazaarvoice, Inc.                                        52,038     286,209
    Bel Fuse, Inc. Class A                                    1,600      30,768
    Bel Fuse, Inc. Class B                                   10,720     220,296
#   Belden, Inc.                                             42,458   3,599,165
*   Benchmark Electronics, Inc.                              52,100   1,508,295
*   Black Knight, Inc.                                       50,052   2,477,574
    Blackbaud, Inc.                                          28,689   2,748,980
*   Blackhawk Network Holdings, Inc.                         55,198   2,508,749
*   Blucora, Inc.                                            52,563   1,282,537
    Booz Allen Hamilton Holding Corp.                        95,101   3,726,057
#*  Bottomline Technologies de, Inc.                         17,340     632,910
    Broadcom, Ltd.                                           63,597  15,773,964
    Broadridge Financial Solutions, Inc.                     58,348   5,625,331
#*  BroadSoft, Inc.                                           2,536     139,226
    Brooks Automation, Inc.                                  74,905   2,089,849
*   BSQUARE Corp.                                            12,344      53,079
    CA, Inc.                                                202,085   7,244,747
    Cabot Microelectronics Corp.                             22,912   2,334,504
*   CACI International, Inc. Class A                         24,183   3,398,921
*   Cadence Design Systems, Inc.                             96,715   4,338,635
#*  CalAmp Corp.                                             15,938     390,162
*   Calix, Inc.                                              58,681     375,558
#*  Carbonite, Inc.                                          27,006     680,551
*   Cardtronics P.L.C. Class A                               49,006   1,198,687
#*  Cars.com, Inc.                                           86,890   2,579,764
    Cass Information Systems, Inc.                           10,679     618,848
*   Cavium, Inc.                                             14,883   1,321,313
    CCUR Holdings, Inc.                                       5,474      31,311
    CDK Global, Inc.                                         25,892   1,845,841
    CDW Corp.                                                75,620   5,655,620
*   Ceva, Inc.                                               13,751     605,044
#*  Ciena Corp.                                             170,071   3,619,111
#*  Cimpress NV                                              38,848   4,949,624
*   Cirrus Logic, Inc.                                       61,753   3,061,096
    Cisco Systems, Inc.                                   1,672,490  69,475,235
*   Citrix Systems, Inc.                                     26,443   2,452,853
*   Clearfield, Inc.                                          7,734     100,155
    Cognex Corp.                                             98,102   6,118,622
    Cognizant Technology Solutions Corp. Class A            165,341  12,893,291
*   Coherent, Inc.                                           21,708   5,633,660
    Cohu, Inc.                                               24,624     560,688
#*  CommerceHub, Inc. Series A                               17,756     359,026
*   CommerceHub, Inc. Series C                               15,998     308,601
#*  CommScope Holding Co., Inc.                             132,566   5,121,025
    Communications Systems, Inc.                              6,432      22,512
    Computer Task Group, Inc.                                11,157      58,016
    Comtech Telecommunications Corp.                          7,184     155,390
#*  Conduent, Inc.                                          145,207   2,381,395

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Control4 Corp.                                         10,010 $   271,371
    Convergys Corp.                                       101,450   2,360,741
*   CoreLogic, Inc.                                        99,910   4,731,738
    Corning, Inc.                                         290,852   9,080,399
#*  CoStar Group, Inc.                                      7,205   2,493,723
*   Cray, Inc.                                             48,643   1,179,593
#*  Cree, Inc.                                            111,609   3,851,627
    CSG Systems International, Inc.                        39,407   1,780,014
    CSRA, Inc.                                            108,923   3,624,957
    CTS Corp.                                              30,166     829,565
#*  CyberOptics Corp.                                       4,601      70,165
#   Cypress Semiconductor Corp.                           282,554   4,885,359
    Daktronics, Inc.                                       45,909     425,117
    DASAN Zhone Solutions, Inc.                             4,350      41,151
    Data I/O Corp.                                          5,845      66,516
*   Dell Technologies, Inc. Class V                        56,665   4,062,880
*   DHI Group, Inc.                                        22,207      39,973
#   Diebold Nixdorf, Inc.                                  59,597   1,099,565
*   Digi International, Inc.                               26,824     277,628
*   Diodes, Inc.                                           58,335   1,644,464
    Dolby Laboratories, Inc. Class A                       49,331   3,173,957
*   DSP Group, Inc.                                        18,998     248,874
    DST Systems, Inc.                                      68,442   5,706,010
    DXC Technology Co.                                    138,620  13,799,621
*   eBay, Inc.                                            263,301  10,684,755
#   Ebix, Inc.                                             21,473   1,762,933
#*  EchoStar Corp. Class A                                 45,300   2,766,018
*   Edgewater Technology, Inc.                              4,254      25,439
*   Electro Scientific Industries, Inc.                    25,264     591,683
*   Electronic Arts, Inc.                                  40,781   5,177,556
*   Electronics for Imaging, Inc.                          35,140   1,027,494
#*  Ellie Mae, Inc.                                         9,257     865,529
#*  eMagin Corp.                                            6,351       8,574
*   Emcore Corp.                                           21,229     143,296
#*  Endurance International Group Holdings, Inc.           99,191     823,285
    Entegris, Inc.                                        123,096   4,006,775
*   Envestnet, Inc.                                         6,398     343,892
*   EPAM Systems, Inc.                                     24,174   2,839,962
*   ePlus, Inc.                                            16,305   1,258,746
*   Euronet Worldwide, Inc.                                45,560   4,276,717
*   Everi Holdings, Inc.                                   19,215     148,724
*   Evolving Systems, Inc.                                  1,300       7,020
*   ExlService Holdings, Inc.                              33,381   2,027,896
#*  Extreme Networks, Inc.                                 69,081   1,038,287
*   F5 Networks, Inc.                                      21,667   3,131,748
#*  Fabrinet                                               42,883   1,063,927
*   Facebook, Inc. Class A                                200,045  37,386,410
    Fair Isaac Corp.                                       28,227   4,873,674
*   FARO Technologies, Inc.                                19,942   1,074,874
    Fidelity National Information Services, Inc.          111,260  11,388,574
#*  Finisar Corp.                                         140,732   2,527,547
*   First Solar, Inc.                                      78,838   5,295,548
*   Fiserv, Inc.                                           70,734   9,962,177

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Fitbit, Inc. Class A                                     73,042 $   376,166
*   FleetCor Technologies, Inc.                              40,171   8,536,337
*   Flex, Ltd.                                              336,356   6,057,772
    FLIR Systems, Inc.                                      116,230   5,952,138
*   FormFactor, Inc.                                         97,119   1,393,658
*   Fortinet, Inc.                                           36,878   1,697,863
*   Frequency Electronics, Inc.                               4,145      39,129
#*  Gartner, Inc.                                            18,103   2,511,610
    Genpact, Ltd.                                           169,717   5,760,195
#   Global Payments, Inc.                                   102,877  11,499,591
    GlobalSCAPE, Inc.                                         3,392      12,042
#*  Globant SA                                               10,984     499,113
*   Glu Mobile, Inc.                                         89,155     333,440
#*  GoDaddy, Inc. Class A                                    31,399   1,734,167
#*  GrubHub, Inc.                                            46,987   3,394,811
*   GSE Systems, Inc.                                         8,763      28,918
*   GSI Technology, Inc.                                     14,940     119,968
#*  GTT Communications, Inc.                                 60,847   2,808,089
#*  Guidewire Software, Inc.                                 16,487   1,309,892
    Hackett Group, Inc. (The)                                41,660     666,977
#*  Harmonic, Inc.                                          113,108     412,844
    Hewlett Packard Enterprise Co.                          616,923  10,117,537
    HP, Inc.                                                337,258   7,864,857
*   IAC/InterActiveCorp                                      74,565  10,809,688
*   ID Systems, Inc.                                          4,988      36,961
*   IEC Electronics Corp.                                     4,588      17,801
*   II-VI, Inc.                                              61,248   2,612,227
#*  Infinera Corp.                                          145,594     941,993
#*  Inseego Corp.                                            10,653      22,797
*   Insight Enterprises, Inc.                                35,050   1,301,056
*   Integrated Device Technology, Inc.                      118,102   3,531,250
    Intel Corp.                                           1,852,635  89,185,849
    InterDigital, Inc.                                       55,966   4,368,146
#   Internap Corp.                                           23,053     385,677
    International Business Machines Corp.                   128,410  21,020,717
    inTEST Corp.                                              2,800      24,780
#*  Intevac, Inc.                                            12,535      85,238
*   IntriCon Corp.                                            3,283      61,885
    Intuit, Inc.                                             20,374   3,420,795
*   IPG Photonics Corp.                                      38,485   9,696,296
#*  Iteris, Inc.                                              3,900      26,364
*   Itron, Inc.                                              43,548   3,187,714
#   j2 Global, Inc.                                          55,871   4,469,121
    Jabil, Inc.                                             243,345   6,188,263
    Jack Henry & Associates, Inc.                            43,188   5,383,816
    Juniper Networks, Inc.                                  173,224   4,529,808
*   Kemet Corp.                                              56,643   1,153,251
*   Key Tronic Corp.                                          5,745      41,192
*   Keysight Technologies, Inc.                             115,835   5,411,811
*   Kimball Electronics, Inc.                                17,079     315,961
    KLA-Tencor Corp.                                         47,962   5,266,228
#*  Knowles Corp.                                           104,470   1,592,123
#*  Kopin Corp.                                              39,747     131,960

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Kulicke & Soffa Industries, Inc.                       86,453 $  1,989,284
*   KVH Industries, Inc.                                   13,737      151,794
    Lam Research Corp.                                     56,556   10,831,605
*   Lattice Semiconductor Corp.                           105,555      687,163
*   Leaf Group, Ltd.                                       27,296      238,840
    Leidos Holdings, Inc.                                  84,551    5,631,097
*   Limelight Networks, Inc.                               50,856      222,749
*   Liquidity Services, Inc.                               21,451      102,965
#   Littelfuse, Inc.                                       20,488    4,452,862
    LogMeIn, Inc.                                          34,582    4,350,416
#*  Lumentum Holdings, Inc.                                28,616    1,324,921
*   Luxoft Holding, Inc.                                   15,349      883,335
#*  MACOM Technology Solutions Holdings, Inc.              22,842      710,386
#*  MagnaChip Semiconductor Corp.                          16,223      202,787
#*  Manhattan Associates, Inc.                             52,380    2,766,712
    ManTech International Corp. Class A                    31,877    1,659,835
*   Marchex, Inc. Class B                                  23,549       80,773
    Marvell Technology Group, Ltd.                        296,588    6,919,398
    Mastercard, Inc. Class A                               99,582   16,829,358
#*  Match Group, Inc.                                      22,877      799,322
    Maxim Integrated Products, Inc.                        86,501    5,276,561
    MAXIMUS, Inc.                                          75,629    5,156,385
#*  MaxLinear, Inc.                                        36,427      939,452
#*  Maxwell Technologies, Inc.                             11,611       67,228
#*  Meet Group, Inc.(The)                                  40,295      111,214
#   Mesa Laboratories, Inc.                                 3,934      556,700
    Methode Electronics, Inc.                              42,516    1,736,779
#   Microchip Technology, Inc.                             73,983    7,044,661
*   Micron Technology, Inc.                               649,261   28,385,691
*   Microsemi Corp.                                       110,456    6,825,076
    Microsoft Corp.                                     1,187,445  112,819,149
*   MicroStrategy, Inc. Class A                             8,982    1,237,091
    MKS Instruments, Inc.                                  54,977    5,624,147
*   ModusLink Global Solutions, Inc.                       53,705      119,762
*   MoneyGram International, Inc.                          37,429      452,142
#   Monolithic Power Systems, Inc.                         24,423    2,909,268
    Monotype Imaging Holdings, Inc.                        27,615      661,379
    Motorola Solutions, Inc.                               35,174    3,498,406
    MTS Systems Corp.                                      15,916      825,245
*   Nanometrics, Inc.                                      22,470      556,582
*   Napco Security Technologies, Inc.                       7,089       64,864
    National Instruments Corp.                             70,927    3,542,094
#*  NCR Corp.                                              91,724    3,440,567
#*  NeoPhotonics Corp.                                     27,598      154,825
    NetApp, Inc.                                          122,597    7,539,715
#*  NETGEAR, Inc.                                          35,804    2,495,539
*   Netscout Systems, Inc.                                104,696    2,983,836
    Network-1 Technologies, Inc.                            8,087       20,218
    NIC, Inc.                                              45,069      748,145
*   Novanta, Inc.                                          27,180    1,573,722
*   Nuance Communications, Inc.                           181,644    3,235,080
#   Nutanix, Inc. Class A                                  12,958      415,952
    NVE Corp.                                               2,742      229,834

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    NVIDIA Corp.                                          162,000 $39,819,600
#*  Oclaro, Inc.                                          102,785     610,543
*   ON Semiconductor Corp.                                440,330  10,893,764
    Oracle Corp.                                          481,175  24,823,818
*   OSI Systems, Inc.                                      18,239   1,205,233
#*  Palo Alto Networks, Inc.                                5,065     799,612
*   PAR Technology Corp.                                    9,783      84,134
    Park Electrochemical Corp.                             18,395     336,628
    Paychex, Inc.                                          62,809   4,286,714
#*  Paycom Software, Inc.                                  39,371   3,607,958
#*  Paylocity Holding Corp.                                22,325   1,167,374
*   PayPal Holdings, Inc.                                 118,229  10,087,298
    PC Connection, Inc.                                    27,428     718,614
    PC-Tel, Inc.                                           14,847     106,305
*   PCM, Inc.                                              11,350     100,448
#*  PDF Solutions, Inc.                                    27,069     370,304
#   Pegasystems, Inc.                                      39,404   2,003,693
*   Perceptron, Inc.                                        8,358      87,090
*   Perficient, Inc.                                       47,526     920,579
*   PFSweb, Inc.                                           15,487     114,294
#*  Photronics, Inc.                                       76,157     639,719
    Plantronics, Inc.                                      30,422   1,794,594
*   Plexus Corp.                                           40,501   2,419,935
    Power Integrations, Inc.                               20,537   1,534,114
*   PRGX Global, Inc.                                      15,202     115,535
    Progress Software Corp.                                58,751   2,927,562
#   Proofpoint, Inc.                                        2,644     269,741
#*  PTC, Inc.                                              49,041   3,564,300
    Pure Storage, Inc. Class A                             21,413     431,258
    QAD, Inc. Class A                                       9,085     391,563
    QAD, Inc. Class B                                       1,920      64,032
#*  Qorvo, Inc.                                            79,280   5,689,926
    QUALCOMM, Inc.                                        467,869  31,932,059
#*  Qualys, Inc.                                           18,758   1,172,375
*   QuinStreet, Inc.                                       21,049     196,387
#*  Radisys Corp.                                          38,233      33,263
*   Rambus, Inc.                                           90,188   1,139,074
*   RealNetworks, Inc.                                     68,817     213,333
#*  RealPage, Inc.                                         24,934   1,240,466
#*  Red Hat, Inc.                                          23,266   3,056,687
    Reis, Inc.                                              9,884     205,093
    Relm Wireless Corp.                                       766       2,758
    Ribbon Communications, Inc.                            49,689     346,829
    Richardson Electronics, Ltd.                            8,608      69,811
*   Rogers Corp.                                           18,677   3,077,596
#*  Rosetta Stone, Inc.                                     7,639      97,626
*   Rudolph Technologies, Inc.                             42,313   1,108,601
#   Sabre Corp.                                           173,151   3,596,346
*   salesforce.com, Inc.                                   27,620   3,146,194
*   Sanmina Corp.                                          88,706   2,319,662
*   ScanSource, Inc.                                       29,016     992,347
    Science Applications International Corp.               47,695   3,655,822
*   Seachange International, Inc.                          39,230     130,636

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#   Seagate Technology P.L.C.                              60,324 $ 3,329,885
*   Semtech Corp.                                          65,379   2,340,568
#*  ServiceNow, Inc.                                        7,840   1,167,141
    ServiceSource International, Inc.                      16,024      54,482
#*  Shutterstock, Inc.                                     14,485     641,106
*   Sigma Designs, Inc.                                    42,216     238,520
*   Silicon Laboratories, Inc.                             29,127   2,802,017
#   Skyworks Solutions, Inc.                              104,842  10,191,691
*   SMTC Corp.                                              8,334      18,335
#*  SolarEdge Technologies, Inc.                           21,373     767,291
#*  Splunk, Inc.                                            5,185     478,938
    SS&C Technologies Holdings, Inc.                       83,532   4,199,989
#*  Stamps.com, Inc.                                       11,758   2,396,868
*   StarTek, Inc.                                          10,612     132,650
#*  Stratasys, Ltd.                                        61,143   1,307,849
#*  SunPower Corp.                                         60,268     477,925
#*  Super Micro Computer, Inc.                             60,201   1,374,088
*   Sykes Enterprises, Inc.                                52,599   1,631,621
    Symantec Corp.                                        156,816   4,270,100
*   Synacor, Inc.                                           3,670       7,157
#*  Synaptics, Inc.                                        40,413   1,751,499
#*  Synchronoss Technologies, Inc.                         38,709     311,220
    SYNNEX Corp.                                           42,077   5,164,110
*   Synopsys, Inc.                                         44,219   4,095,122
#*  Syntel, Inc.                                           58,018   1,308,306
    Systemax, Inc.                                         21,457     666,240
#*  Tableau Software, Inc. Class A                         11,676     896,834
*   Take-Two Interactive Software, Inc.                   112,651  14,269,502
    TE Connectivity, Ltd.                                 140,789  14,435,096
#*  Tech Data Corp.                                        44,291   4,441,059
*   TechTarget, Inc.                                       12,291     192,723
*   Telaria, Inc.                                          22,846     115,601
*   Telenav, Inc.                                          35,217     198,976
#*  Teradata Corp.                                        152,283   6,167,461
    Teradyne, Inc.                                        171,647   7,868,298
    Tessco Technologies, Inc.                               6,020     132,139
    Texas Instruments, Inc.                               139,258  15,272,425
#   TiVo Corp.                                            101,944   1,422,119
    Total System Services, Inc.                           115,925  10,301,095
    TransAct Technologies, Inc.                             6,652      99,780
#   Travelport Worldwide, Ltd.                             85,633   1,165,465
*   Travelzoo                                               6,908      42,830
*   Trimble, Inc.                                          75,411   3,325,625
    TTEC Holdings, Inc.                                    53,568   2,126,650
#*  TTM Technologies, Inc.                                125,353   2,067,071
#*  Twitter, Inc.                                         137,314   3,544,074
#*  Tyler Technologies, Inc.                               10,040   2,023,160
#*  Ubiquiti Networks, Inc.                                40,771   3,288,997
#*  Ultimate Software Group, Inc. (The)                     5,834   1,358,680
*   Ultra Clean Holdings, Inc.                             39,661     860,247
#*  Unisys Corp.                                              222       1,976
#   Universal Display Corp.                                14,522   2,314,807
*   VASCO Data Security International, Inc.                27,003     388,843

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Information Technology -- (Continued)
*   Veeco Instruments, Inc.                              32,918 $      548,085
#*  VeriFone Systems, Inc.                               86,410      1,527,729
*   Verint Systems, Inc.                                 50,241      2,097,562
#*  VeriSign, Inc.                                       14,100      1,620,372
    Versum Materials, Inc.                               42,143      1,550,862
#*  ViaSat, Inc.                                         39,920      3,018,750
*   Viavi Solutions, Inc.                               203,831      1,748,870
*   Virtusa Corp.                                        34,357      1,533,009
#   Visa, Inc. Class A                                  285,324     35,445,801
#   Vishay Intertechnology, Inc.                        150,206      3,297,022
*   Vishay Precision Group, Inc.                         10,529        288,495
#*  VMware, Inc. Class A                                  6,687        827,784
    Wayside Technology Group, Inc.                        3,335         47,857
*   Web.com Group, Inc.                                  65,148      1,514,691
    Western Digital Corp.                               137,501     12,234,839
#   Western Union Co. (The)                             122,092      2,538,293
#*  WEX, Inc.                                            37,378      5,786,488
#*  Workday, Inc. Class A                                 3,900        467,571
#   Worldpay, Inc. Class A                               62,995      5,059,128
*   Xcerra Corp.                                         30,516        304,550
    Xerox Corp.                                         173,641      5,926,367
    Xilinx, Inc.                                         95,771      6,993,198
*   XO Group, Inc.                                       26,370        503,667
    Xperi Corp.                                          48,948      1,098,883
#   YuMe, Inc.                                           16,401         60,028
*   Zebra Technologies Corp. Class A                     53,438      6,581,424
#*  Zedge, Inc. Class B                                   8,851         26,873
#*  Zillow Group, Inc. Class A                           33,294      1,491,238
#*  Zillow Group, Inc. Class C                           50,781      2,257,723
*   Zix Corp.                                            42,901        181,471
*   Zynga, Inc. Class A                                 715,494      2,561,469
                                                                --------------
Total Information Technology                                     1,740,735,948
                                                                --------------
Materials -- (4.4%)
    A Schulman, Inc.                                     27,726      1,081,314
*   AdvanSix, Inc.                                       51,271      2,023,154
    AgroFresh Solutions, Inc.                             4,292         32,362
    Air Products & Chemicals, Inc.                       27,598      4,646,675
#*  AK Steel Holding Corp.                              146,887        743,248
#   Albemarle Corp.                                      57,380      6,403,034
*   Alcoa Corp.                                          87,091      4,530,474
#*  Allegheny Technologies, Inc.                         96,034      2,589,077
    American Vanguard Corp.                              40,452        855,560
    Ampco-Pittsburgh Corp.                               13,989        190,250
    AptarGroup, Inc.                                     73,152      6,394,948
    Ashland Global Holdings, Inc.                        39,372      2,858,013
    Avery Dennison Corp.                                 79,803      9,790,232
#*  Axalta Coating Systems, Ltd.                         80,711      2,542,397
    Balchem Corp.                                        30,850      2,437,150
#   Ball Corp.                                          119,506      4,574,690
#   Bemis Co., Inc.                                     108,679      5,079,656
*   Berry Global Group, Inc.                             60,103      3,557,497

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
*   Boise Cascade Co.                                      46,769 $ 2,078,882
    Cabot Corp.                                            53,163   3,595,945
#   Calgon Carbon Corp.                                    55,165   1,177,773
    Carpenter Technology Corp.                             59,378   3,052,029
    Celanese Corp. Series A                                75,964   8,216,266
*   Century Aluminum Co.                                  103,320   2,298,870
#   CF Industries Holdings, Inc.                          115,649   4,908,144
    Chase Corp.                                             9,793   1,100,244
    Chemours Co. (The)                                     37,462   1,933,788
*   Clearwater Paper Corp.                                 20,022     942,035
#*  Cleveland-Cliffs, Inc.                                209,735   1,436,685
*   Coeur Mining, Inc.                                    225,741   1,814,958
#   Commercial Metals Co.                                 138,981   3,341,103
#   Compass Minerals International, Inc.                   41,071   2,994,076
*   Contango ORE, Inc.                                        780      14,430
    Core Molding Technologies, Inc.                         6,699     139,339
*   Crown Holdings, Inc.                                   56,202   3,262,526
    Deltic Timber Corp.                                     6,480     612,490
    Domtar Corp.                                           80,327   4,125,595
    DowDuPont, Inc.                                       367,666  27,788,196
    Eagle Materials, Inc.                                  41,526   4,652,988
    Eastman Chemical Co.                                   86,161   8,545,448
    Ecolab, Inc.                                           27,891   3,840,033
*   Ferro Corp.                                           109,934   2,585,648
    Ferroglobe P.L.C.                                     140,724   2,034,869
#   FMC Corp.                                              41,425   3,783,345
*   Freeport-McMoRan, Inc.                                706,053  13,768,033
    Friedman Industries, Inc.                               5,121      28,217
    FutureFuel Corp.                                       35,227     472,042
*   GCP Applied Technologies, Inc.                         69,715   2,328,481
#   Gold Resource Corp.                                    43,214     195,327
#   Graphic Packaging Holding Co.                         456,613   7,374,300
    Greif, Inc. Class A                                    37,608   2,223,385
    Greif, Inc. Class B                                     9,985     635,545
    Hawkins, Inc.                                          12,128     428,118
    Haynes International, Inc.                             12,870     460,746
#   HB Fuller Co.                                          62,098   3,219,781
#   Hecla Mining Co.                                      457,010   1,754,918
    Huntsman Corp.                                        345,609  11,947,703
*   Ingevity Corp.                                         34,911   2,532,793
    Innophos Holdings, Inc.                                22,963   1,062,498
    Innospec, Inc.                                         25,734   1,847,701
    International Flavors & Fragrances, Inc.               12,369   1,859,061
    International Paper Co.                               218,342  13,724,978
#*  Intrepid Potash, Inc.                                 100,924     392,594
    Kaiser Aluminum Corp.                                  12,565   1,385,166
    KapStone Paper and Packaging Corp.                    139,610   4,836,090
    KMG Chemicals, Inc.                                    14,203     862,832
*   Koppers Holdings, Inc.                                 24,108   1,104,146
*   Kraton Corp.                                           40,048   2,012,812
#   Kronos Worldwide, Inc.                                 71,369   1,959,079
*   Louisiana-Pacific Corp.                               144,414   4,276,099
#*  LSB Industries, Inc.                                    7,800      66,222

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Materials -- (Continued)
    LyondellBasell Industries NV Class A                   46,533 $5,576,515
#   Martin Marietta Materials, Inc.                        26,524  6,051,981
    Materion Corp.                                         26,150  1,299,655
    Mercer International, Inc.                             73,164  1,075,511
    Minerals Technologies, Inc.                            43,020  3,232,953
    Monsanto Co.                                           37,757  4,598,803
    Mosaic Co. (The)                                      153,756  4,197,539
    Myers Industries, Inc.                                 72,021  1,512,441
    Neenah, Inc.                                           22,884  2,071,002
    NewMarket Corp.                                         6,400  2,544,576
    Newmont Mining Corp.                                  244,073  9,887,397
*   Northern Technologies International Corp.                 929     21,739
    Nucor Corp.                                           118,240  7,917,350
    Olin Corp.                                            234,289  8,734,294
    Olympic Steel, Inc.                                    12,187    284,079
*   OMNOVA Solutions, Inc.                                 61,580    677,380
#*  Owens-Illinois, Inc.                                  156,245  3,628,009
    Packaging Corp. of America                             60,404  7,588,555
    PH Glatfelter Co.                                      41,831    977,172
*   Platform Specialty Products Corp.                     261,787  3,065,526
    PolyOne Corp.                                          93,130  4,047,430
    PPG Industries, Inc.                                   21,580  2,562,193
    Praxair, Inc.                                          34,316  5,541,691
    Quaker Chemical Corp.                                  15,831  2,436,391
#   Rayonier Advanced Materials, Inc.                      48,330    914,404
    Reliance Steel & Aluminum Co.                          71,129  6,230,189
*   Resolute Forest Products, Inc.                         12,770    146,855
#   Royal Gold, Inc.                                       47,315  4,211,035
    RPM International, Inc.                                87,366  4,560,505
#*  Ryerson Holding Corp.                                  28,883    288,830
#   Schnitzer Steel Industries, Inc. Class A               31,040  1,061,568
    Schweitzer-Mauduit International, Inc.                 36,618  1,658,063
#   Scotts Miracle-Gro Co. (The)                           42,376  3,825,282
#   Sealed Air Corp.                                       86,098  4,076,740
    Sensient Technologies Corp.                            36,267  2,605,784
    Sherwin-Williams Co. (The)                              8,800  3,670,568
    Silgan Holdings, Inc.                                 112,514  3,363,043
    Sonoco Products Co.                                   111,793  6,071,478
#   Southern Copper Corp.                                  13,756    667,854
    Steel Dynamics, Inc.                                  171,745  7,797,223
    Stepan Co.                                             27,152  2,129,260
#*  Summit Materials, Inc. Class A                         87,755  2,803,772
*   SunCoke Energy, Inc.                                  114,410  1,269,951
    Synalloy Corp.                                          4,403     59,881
#*  TimkenSteel Corp.                                      67,070  1,085,863
*   Trecora Resources                                      12,605    167,647
    Tredegar Corp.                                         24,492    449,428
    Trinseo SA                                             41,879  3,452,924
    Tronox, Ltd. Class A                                   87,929  1,726,046
*   UFP Technologies, Inc.                                  3,192     93,047
    United States Lime & Minerals, Inc.                     5,417    415,755
#   United States Steel Corp.                             137,736  5,152,704
*   Universal Stainless & Alloy Products, Inc.              5,729    147,636

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
#*  US Concrete, Inc.                                      21,479 $  1,672,140
    Valvoline, Inc.                                       100,324    2,472,987
#*  Verso Corp. Class A                                    18,166      291,746
#   Vulcan Materials Co.                                   44,838    6,071,065
    Westlake Chemical Corp.                                79,109    8,907,673
    WestRock Co.                                          125,734    8,377,656
    Worthington Industries, Inc.                           77,854    3,640,453
    WR Grace & Co.                                         32,024    2,364,012
                                                                  ------------
Total Materials                                                    436,795,352
                                                                  ------------
Real Estate -- (0.4%)
    Alexander & Baldwin, Inc.                              77,276    2,049,359
*   Altisource Asset Management Corp.                         743       51,713
#*  Altisource Portfolio Solutions SA                       8,399      235,172
*   CBRE Group, Inc. Class A                              182,441    8,335,729
    CKX Lands, Inc.                                            39          406
#   Colony NorthStar, Inc. Class A                        115,713    1,039,103
    Consolidated-Tomoka Land Co.                            5,564      368,170
#*  Forestar Group, Inc.                                    2,633       64,245
*   FRP Holdings, Inc.                                      6,278      313,586
    Griffin Industrial Realty, Inc.                         2,569       95,310
#   HFF, Inc. Class A                                      68,990    3,394,998
#*  Howard Hughes Corp. (The)                              32,393    4,080,222
    Jones Lang LaSalle, Inc.                               37,280    5,828,728
#   Kennedy-Wilson Holdings, Inc.                         161,703    2,870,228
*   Marcus & Millichap, Inc.                               38,137    1,245,173
    RE/MAX Holdings, Inc. Class A                          18,971      936,219
#   Realogy Holdings Corp.                                123,456    3,396,275
#   RMR Group, Inc. (The) Class A                           8,436      546,231
#*  St Joe Co. (The)                                       53,373    1,003,412
    Stratus Properties, Inc.                                7,316      223,870
*   Tejon Ranch Co.                                        30,572      666,775
#*  Trinity Place Holdings, Inc.                              699        4,725
                                                                  ------------
Total Real Estate                                                   36,749,649
                                                                  ------------
Telecommunication Services -- (1.9%)
*   Alaska Communications Systems Group, Inc.              33,007       76,576
    AT&T, Inc.                                          2,782,072  104,188,596
    ATN International, Inc.                                19,872    1,179,602
*   Boingo Wireless, Inc.                                  43,754    1,061,035
    CenturyLink, Inc.                                     500,429    8,912,641
#*  Cincinnati Bell, Inc.                                  35,281      608,597
#   Cogent Communications Holdings, Inc.                   33,553    1,513,240
#   Consolidated Communications Holdings, Inc.            103,760    1,291,812
#   Frontier Communications Corp.                          25,615      209,787
*   General Communication, Inc. Class A                    47,253    1,981,318
*   Hawaiian Telcom Holdco, Inc.                            1,676       48,084
    IDT Corp. Class B                                      32,465      352,895
#*  Iridium Communications, Inc.                           44,017      559,016
*   ORBCOMM, Inc.                                          62,757      721,078
    Shenandoah Telecommunications Co.                      81,706    2,778,004
    Spok Holdings, Inc.                                    19,425      303,030

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Telecommunication Services -- (Continued)
#*  Sprint Corp.                                          290,563 $  1,548,701
#*  Straight Path Communications, Inc. Class B              6,154    1,123,105
*   T-Mobile US, Inc.                                     115,500    7,519,050
    Telephone & Data Systems, Inc.                        124,454    3,413,773
*   United States Cellular Corp.                           21,328      775,699
    Verizon Communications, Inc.                          830,314   44,895,078
*   Vonage Holdings Corp.                                 194,648    2,178,111
#   Windstream Holdings, Inc.                             141,054      232,739
#*  Zayo Group Holdings, Inc.                              94,723    3,476,334
                                                                  ------------
Total Telecommunication Services                                   190,947,901
                                                                  ------------
Utilities -- (1.6%)
#   AES Corp.                                             176,437    2,039,612
    ALLETE, Inc.                                           23,303    1,688,069
#   Alliant Energy Corp.                                   35,871    1,425,872
    Ameren Corp.                                           38,281    2,167,853
    American Electric Power Co., Inc.                      37,600    2,586,128
    American States Water Co.                              26,118    1,442,236
    American Water Works Co., Inc.                         27,481    2,285,595
#   Aqua America, Inc.                                     69,722    2,524,634
    Artesian Resources Corp. Class A                        6,355      236,279
#   Atlantica Yield PLC                                    81,367    1,715,216
    Atmos Energy Corp.                                     35,933    2,978,846
#   Avangrid, Inc.                                         24,409    1,189,206
#   Avista Corp.                                           39,964    2,012,587
#   Black Hills Corp.                                      43,493    2,416,036
    California Water Service Group                         39,559    1,610,051
*   Calpine Corp.                                         360,945    5,446,660
    CenterPoint Energy, Inc.                               67,859    1,912,267
#   Chesapeake Utilities Corp.                             13,090      962,115
    CMS Energy Corp.                                       43,000    1,924,250
    Connecticut Water Service, Inc.                        10,735      569,492
    Consolidated Edison, Inc.                              36,546    2,936,836
    Consolidated Water Co., Ltd.                            8,030      107,602
#   Dominion Energy, Inc.                                  48,949    3,741,661
    DTE Energy Co.                                         26,133    2,760,690
    Duke Energy Corp.                                      50,672    3,977,752
#*  Dynegy, Inc.                                          152,679    1,911,541
    Edison International                                   24,797    1,550,556
    El Paso Electric Co.                                   33,442    1,745,672
    Entergy Corp.                                          29,211    2,298,614
    Eversource Energy                                      45,056    2,842,583
    Exelon Corp.                                           70,755    2,724,775
#   FirstEnergy Corp.                                      48,347    1,590,616
#   Genie Energy, Ltd. Class B                             12,764       55,779
    Great Plains Energy, Inc.                              81,219    2,527,535
    Hawaiian Electric Industries, Inc.                     43,152    1,471,915
    IDACORP, Inc.                                          27,260    2,351,993
    MDU Resources Group, Inc.                              78,889    2,088,981
    MGE Energy, Inc.                                       28,782    1,721,164
    Middlesex Water Co.                                    14,184      534,169
#   National Fuel Gas Co.                                  35,128    1,958,386

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Utilities -- (Continued)
#            New Jersey Resources Corp.                  49,762 $    1,930,766
             NextEra Energy, Inc.                        36,470      5,777,577
             NiSource, Inc.                             106,538      2,629,358
             Northwest Natural Gas Co.                   22,935      1,315,322
             NorthWestern Corp.                          38,987      2,118,554
#            NRG Energy, Inc.                           368,666      9,589,003
#            NRG Yield, Inc. Class A                     17,123        322,426
#            NRG Yield, Inc. Class C                     31,709        599,300
             OGE Energy Corp.                            61,233      1,971,703
             ONE Gas, Inc.                               29,343      2,078,365
#            Ormat Technologies, Inc.                    52,901      3,707,302
             Otter Tail Corp.                            31,602      1,346,245
#            Pattern Energy Group, Inc. Class A          78,354      1,615,659
             PG&E Corp.                                  33,562      1,424,036
             Pinnacle West Capital Corp.                 17,358      1,387,772
#            PNM Resources, Inc.                         65,398      2,491,664
             Portland General Electric Co.               46,304      1,960,974
             PPL Corp.                                   46,676      1,487,564
             Public Service Enterprise Group, Inc.       50,049      2,596,042
#*           Pure Cycle Corp.                             7,824         67,678
             RGC Resources, Inc.                          3,317         80,935
             SCANA Corp.                                 22,031        895,340
#            Sempra Energy                               15,080      1,613,862
             SJW Corp.                                   15,482        926,443
#            South Jersey Industries, Inc.               63,722      1,875,976
#            Southern Co. (The)                          77,191      3,482,086
             Southwest Gas Holdings, Inc.                25,612      1,884,531
#            Spark Energy, Inc. Class A                   6,094         60,331
#            Spire, Inc.                                 23,955      1,593,007
             UGI Corp.                                   97,055      4,442,207
             Unitil Corp.                                12,837        567,524
             Vectren Corp.                               32,908      1,995,212
#            Vistra Energy Corp.                        198,657      3,873,811
#            WEC Energy Group, Inc.                      42,285      2,718,925
             Westar Energy, Inc.                         30,202      1,560,235
             WGL Holdings, Inc.                          28,898      2,433,790
             Xcel Energy, Inc.                           56,192      2,564,603
#            York Water Co. (The)                         9,812        310,550
                                                                --------------
Total Utilities                                                    159,328,502
                                                                --------------
TOTAL COMMON STOCKS                                              9,129,579,986
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights          15,216         51,278
(degrees)*   Media General, Inc. Contingent Value
               Rights                                    38,671          3,867
(degrees)#*  Safeway Casa Ley Contingent Value Rights    95,306         96,726

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights     95,306 $           28
TOTAL RIGHTS/WARRANTS                                                   151,899
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       9,129,731,885
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250%   34,096,153     34,096,153
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@         DFA Short Term Investment Fund           61,534,265    712,012,979
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,576,052,862)^^            $9,875,841,017
                                                                 ==============

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            --------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary   $ 1,375,475,960           --   --    $1,375,475,960
   Consumer Staples             547,391,189           --   --       547,391,189
   Energy                       528,949,825           --   --       528,949,825
   Financials                 1,743,431,257 $     23,095   --     1,743,454,352
   Health Care                1,014,192,287           --   --     1,014,192,287
   Industrials                1,355,559,021           --   --     1,355,559,021
   Information Technology     1,740,735,948           --   --     1,740,735,948
   Materials                    436,795,352           --   --       436,795,352
   Real Estate                   36,749,649           --   --        36,749,649
   Telecommunication
     Services                   190,947,901           --   --       190,947,901
   Utilities                    159,328,502           --   --       159,328,502
Rights/Warrants                          --      151,899   --           151,899
Temporary Cash Investments       34,096,153           --   --        34,096,153
Securities Lending
  Collateral                             --  712,012,979   --       712,012,979
                            --------------- ------------   --    --------------
TOTAL                       $9,163,653,044  $712,187,973   --    $9,875,841,017
                            =============== ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (98.6%)

AUSTRALIA -- (5.6%)
    Aurizon Holdings, Ltd.                                 173,465 $    652,581
    Australia & New Zealand Banking Group, Ltd.          2,119,516   48,683,518
    Bank of Queensland, Ltd.                               223,079    2,222,207
    Bendigo & Adelaide Bank, Ltd.                          423,983    3,993,863
    BHP Billiton, Ltd.                                   1,789,949   43,773,430
    BHP Billiton, Ltd. Sponsored ADR                       263,597   12,921,525
    BlueScope Steel, Ltd.                                  797,038    9,255,983
    Boral, Ltd.                                          1,007,545    6,474,071
    Crown Resorts, Ltd.                                    246,308    2,625,483
    Downer EDI, Ltd.                                       452,837    2,445,301
    Fortescue Metals Group, Ltd.                         2,391,706    9,497,989
    Harvey Norman Holdings, Ltd.                           308,370    1,119,585
    Incitec Pivot, Ltd.                                  1,270,390    3,802,606
    Newcrest Mining, Ltd.                                  560,107   10,243,398
    Oil Search, Ltd.                                       611,473    3,729,397
*   Origin Energy, Ltd.                                    891,970    6,681,412
    QBE Insurance Group, Ltd.                              702,690    6,092,133
    Rio Tinto, Ltd.                                         44,982    2,769,462
*   Santos, Ltd.                                         1,226,989    5,027,618
    South32, Ltd.                                        5,066,543   15,558,659
    South32, Ltd. ADR                                      213,802    3,301,103
    Star Entertainment Grp, Ltd. (The)                   1,119,623    5,460,909
    Suncorp Group, Ltd.                                    708,565    7,791,465
    Treasury Wine Estates, Ltd.                             45,965      633,151
    Whitehaven Coal, Ltd.                                  557,914    2,213,377
    Woodside Petroleum, Ltd.                               864,632   23,084,745
                                                                   ------------
TOTAL AUSTRALIA                                                     240,054,971
                                                                   ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG                                     37,596    1,893,710
    OMV AG                                                  12,979      835,670
*   Raiffeisen Bank International AG                        86,834    3,732,785
    Verbund AG                                               6,100      169,181
                                                                   ------------
TOTAL AUSTRIA                                                         6,631,346
                                                                   ------------
BELGIUM -- (1.2%)
    Ageas                                                  214,159   11,323,316
    KBC Group NV                                           179,942   17,300,706
    Solvay SA                                              105,506   15,276,704
    UCB SA                                                  73,002    6,363,046
                                                                   ------------
TOTAL BELGIUM                                                        50,263,772
                                                                   ------------
CANADA -- (7.9%)
    ARC Resources, Ltd.                                    167,782    1,845,602
    Bank of Montreal                                       528,005   43,460,092
    Barrick Gold Corp.(2024677)                            295,487    4,249,103
    Barrick Gold Corp.(2024644)                             41,079      590,803
    Cameco Corp.                                           263,655    2,425,626
    Canadian Natural Resources, Ltd.                       370,090   12,638,574
    Cenovus Energy, Inc.                                   429,409    4,100,856
    Crescent Point Energy Corp.(B67C8W8)                   197,496    1,557,489

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    Crescent Point Energy Corp.(B67C970)                   511,738 $  4,037,613
    Element Fleet Management Corp.                         100,930      681,072
    Empire Co., Ltd. Class A                               208,472    4,033,848
    Enbridge Income Fund Holdings, Inc.                     53,900    1,226,554
    Encana Corp.(2793182)                                  275,669    3,412,782
    Encana Corp.(2793193)                                  594,265    7,348,594
    Fairfax Financial Holdings, Ltd.                        17,080    8,984,358
    First Quantum Minerals, Ltd.                           456,957    6,813,483
#   Genworth MI Canada, Inc.                                35,600    1,222,556
    Goldcorp, Inc.(2676636)                                563,664    8,071,668
    Goldcorp, Inc.(2676302)                                 88,894    1,272,702
*   Husky Energy, Inc.                                     472,269    6,922,777
*   IAMGOLD Corp.                                          381,928    2,248,097
    Imperial Oil, Ltd.                                      91,856    2,887,953
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                 155,214    7,431,343
*   Kinross Gold Corp.                                   1,764,180    7,659,123
    Linamar Corp.                                           62,849    3,711,157
    Lundin Mining Corp.                                    914,084    6,606,672
    Magna International, Inc.                              301,642   17,238,840
    Manulife Financial Corp.(2492519)                      615,267   13,055,666
    Manulife Financial Corp.(2492520)                      723,627   15,362,601
*   Nutrien, Ltd.                                          233,353   12,213,713
*   Seven Generations Energy, Ltd. Class A                  54,149      755,004
    Sun Life Financial, Inc.(2566124)                      174,806    7,584,875
    Sun Life Financial, Inc.(2568283)                      355,365   15,412,180
    Suncor Energy, Inc.(B3NB0P5)                           418,766   15,180,267
    Suncor Energy, Inc.(B3NB1P2)                         1,023,634   37,083,851
    Teck Resources, Ltd. Class A                               600       17,434
    Teck Resources, Ltd. Class B(2124533)                  592,686   17,217,528
    Teck Resources, Ltd. Class B(2879327)                  222,229    6,453,675
    TMX Group, Ltd.                                         16,500    1,037,890
*   Tourmaline Oil Corp.                                   306,878    4,957,452
*   Turquoise Hill Resources, Ltd.                         490,094    1,494,189
*   Valeant Pharmaceuticals International, Inc.            369,163    6,833,207
    Wheaton Precious Metals Corp.                           21,387      461,745
    Whitecap Resources, Inc.                               407,198    2,976,187
    WSP Global, Inc.                                        65,528    3,173,047
    Yamana Gold, Inc.                                      550,990    1,903,828
                                                                   ------------
TOTAL CANADA                                                        335,853,676
                                                                   ------------
DENMARK -- (1.5%)
    AP Moller - Maersk A.S. Class A                          2,029    3,466,651
    AP Moller - Maersk A.S. Class B                          4,274    7,630,028
    Carlsberg A.S. Class B                                  85,926   11,044,826
    Danske Bank A.S.                                       252,176   10,240,080
    DSV A.S.                                               173,284   14,247,370
    H Lundbeck A.S.                                         16,426      837,304
    ISS A.S.                                               156,072    6,089,412
    Jyske Bank A.S.                                         18,674    1,079,537
    Rockwool International A.S. Class B                        135       37,711
    Tryg A.S.                                               12,648      307,790

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Vestas Wind Systems A.S.                               138,445 $  9,443,065
                                                                   ------------
TOTAL DENMARK                                                        64,423,774
                                                                   ------------
FINLAND -- (0.8%)
    Fortum Oyj                                             318,452    6,905,842
    Nokia Oyj                                              989,738    4,774,044
    Stora Enso Oyj Class R                                 605,613   10,400,051
    UPM-Kymmene Oyj                                        423,289   14,272,671
                                                                   ------------
TOTAL FINLAND                                                        36,352,608
                                                                   ------------
FRANCE -- (9.5%)
    AXA SA                                                 584,162   19,211,584
    AXA SA Sponsored ADR                                    93,268    3,068,517
    BNP Paribas SA                                         778,765   64,321,140
    Bollore SA(4572709)                                    500,864    2,907,836
*   Bollore SA(BF99RQ7)                                      2,439       14,594
    Bouygues SA                                            161,249    8,961,961
    Carrefour SA                                            13,723      327,258
    Casino Guichard Perrachon SA                            69,264    4,047,065
    Cie de Saint-Gobain                                    107,322    6,233,769
    Cie Generale des Etablissements Michelin                34,833    5,572,379
    CNP Assurances                                         213,043    5,460,258
    Credit Agricole SA                                     331,375    6,247,634
    Electricite de France SA                               570,623    7,849,729
    Engie SA                                             1,590,737   27,621,692
    Natixis SA                                             651,335    5,930,972
    Orange SA                                            1,752,455   31,666,302
    Peugeot SA                                             895,333   20,110,339
    Renault SA                                             297,940   32,723,671
    SCOR SE                                                104,207    4,664,102
    Societe Generale SA                                    448,431   26,061,709
    STMicroelectronics NV                                  215,227    5,139,593
    Total SA                                             1,941,689  112,578,971
    Vivendi SA                                             186,518    5,464,890
                                                                   ------------
TOTAL FRANCE                                                        406,185,965
                                                                   ------------
GERMANY -- (7.4%)
    Allianz SE                                              42,434   10,732,671
    Allianz SE Sponsored ADR                               539,800   13,667,736
    Bayerische Motoren Werke AG                            329,322   37,617,503
*   Commerzbank AG                                         890,656   14,696,718
    Daimler AG                                             956,654   87,616,776
    Deutsche Bank AG(5750355)                              142,507    2,622,220
    Deutsche Bank AG(D18190898)                            731,409   13,414,041
    Deutsche Lufthansa AG                                  504,513   18,022,607
    Evonik Industries AG                                   119,855    4,736,103
    Fraport AG Frankfurt Airport Services Worldwide         38,557    4,565,089
    Fresenius Medical Care AG & Co. KGaA                    49,647    5,722,404
    Hannover Rueck SE                                       17,043    2,330,870
*   Hapag-Lloyd AG                                          22,613      937,980
    HeidelbergCement AG                                    139,909   15,187,960
    Innogy SE                                              102,775    3,918,084

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Lanxess AG                                              30,431 $  2,657,354
*   Linde AG                                                57,190   14,043,104
    MAN SE                                                   2,914      346,694
*   METRO AG                                               237,629    5,168,022
    Muenchener Rueckversicherungs-Gesellschaft AG           63,303   14,893,079
    OSRAM Licht AG                                           2,055      179,603
*   RWE AG                                                 883,476   17,719,074
*   Talanx AG                                               64,359    2,849,456
    Telefonica Deutschland Holding AG                      554,648    2,803,674
    Uniper SE                                              281,191    8,394,410
    Volkswagen AG                                           34,007    7,544,882
    Wacker Chemie AG                                        13,775    2,763,978
                                                                   ------------
TOTAL GERMANY                                                       315,152,092
                                                                   ------------
HONG KONG -- (2.6%)
    BOC Aviation, Ltd.                                     123,300      724,032
*   Cathay Pacific Airways, Ltd.                         1,451,000    2,299,496
    CK Hutchison Holdings, Ltd.                          2,152,348   29,031,894
    Guoco Group, Ltd.                                        7,000       99,449
    Hang Lung Group, Ltd.                                1,020,000    3,871,622
    Hang Lung Properties, Ltd.                           1,244,000    3,278,922
    Henderson Land Development Co., Ltd.                   359,348    2,507,746
    Hopewell Holdings, Ltd.                                291,331    1,179,603
    Kerry Properties, Ltd.                                 828,000    3,959,806
    Li & Fung, Ltd.                                        118,000       60,113
    Melco International Development, Ltd.                  647,000    1,936,997
    MTR Corp., Ltd.                                        505,215    2,889,365
    New World Development Co., Ltd.                      6,747,193   10,876,230
    NWS Holdings, Ltd.                                     995,172    1,934,248
    Orient Overseas International, Ltd.                     70,000      657,747
    Shangri-La Asia, Ltd.                                  988,000    2,505,162
    Sino Land Co., Ltd.                                  1,485,146    2,739,087
    SJM Holdings, Ltd.                                   1,750,000    1,745,093
    Sun Hung Kai Properties, Ltd.                          938,434   16,224,436
    Swire Pacific, Ltd. Class A                            672,500    6,712,254
    Swire Pacific, Ltd. Class B                            965,000    1,653,819
    Tsim Sha Tsui Properties, Ltd.                         261,125      842,971
    Wharf Holdings, Ltd. (The)                             885,000    3,605,909
*   Wharf Real Estate Investment Co., Ltd.                 127,000      877,497
    Wheelock & Co., Ltd.                                 1,122,000    8,774,744
    Yue Yuen Industrial Holdings, Ltd.                     305,500    1,380,633
                                                                   ------------
TOTAL HONG KONG                                                     112,368,875
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland Group P.L.C.                           495,483    4,838,156
    CRH P.L.C.                                              34,724    1,289,586
    CRH P.L.C. Sponsored ADR                               148,096    5,537,310
    Paddy Power Betfair P.L.C.                               6,330      734,600
                                                                   ------------
TOTAL IRELAND                                                        12,399,652
                                                                   ------------
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                       784,694    5,862,610

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
    Bank Leumi Le-Israel BM                               1,118,507 $ 6,865,562
    Mizrahi Tefahot Bank, Ltd.                               40,329     784,930
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR       20,451     417,405
                                                                    -----------
TOTAL ISRAEL                                                         13,930,507
                                                                    -----------
ITALY -- (1.9%)
    Eni SpA                                                 177,842   3,201,549
    Fiat Chrysler Automobiles NV(N31738102)                 247,395   5,979,537
    Fiat Chrysler Automobiles NV(BRJFWP3)                   987,351  23,862,937
    Mediobanca Banca di Credito Finanziario SpA             624,509   7,595,192
*   Telecom Italia SpA                                   11,585,142  10,425,125
*   Telecom Italia SpA Sponsored ADR                         93,568     847,726
*   UniCredit SpA                                         1,355,192  29,878,716
                                                                    -----------
TOTAL ITALY                                                          81,790,782
                                                                    -----------
JAPAN -- (22.3%)
    Aeon Co., Ltd.                                          310,200   5,295,804
    Aisin Seiki Co., Ltd.                                    72,700   4,255,246
    Alfresa Holdings Corp.                                   75,000   1,825,492
    Amada Holdings Co., Ltd.                                 64,000     951,973
    Aoyama Trading Co., Ltd.                                 28,600   1,126,273
    Asahi Glass Co., Ltd.                                   253,600  11,167,377
    Asahi Kasei Corp.                                       415,300   5,448,731
    Bank of Kyoto, Ltd. (The)                                29,600   1,667,770
    Canon Marketing Japan, Inc.                              54,100   1,489,875
    Chiba Bank, Ltd. (The)                                  395,000   3,438,748
    Chugoku Bank, Ltd. (The)                                 91,100   1,200,832
    Citizen Watch Co., Ltd.                                 302,600   2,324,982
    Coca-Cola Bottlers Japan Holdings, Inc.                  44,575   1,579,120
    COMSYS Holdings Corp.                                     5,600     156,626
    Concordia Financial Group, Ltd.                         716,000   4,365,966
    Credit Saison Co., Ltd.                                  71,500   1,306,319
    Dai Nippon Printing Co., Ltd.                           149,500   3,343,031
    Dai-ichi Life Holdings, Inc.                            646,600  13,635,232
    Daicel Corp.                                            135,000   1,641,608
    Daido Steel Co., Ltd.                                    30,300   1,792,303
    Daiwa Securities Group, Inc.                          1,167,000   8,400,688
    Denka Co., Ltd.                                          84,000   3,357,355
    Denso Corp.                                              70,400   4,425,751
    Dentsu, Inc.                                             21,900     982,640
    DIC Corp.                                                78,200   3,094,498
    Dowa Holdings Co., Ltd.                                  27,000   1,125,390
    Ebara Corp.                                              83,800   3,439,857
    FamilyMart UNY Holdings Co., Ltd.                            73       4,910
    FUJIFILM Holdings Corp.                                 310,400  11,964,966
    Fukuoka Financial Group, Inc.                           394,000   2,292,618
    Glory, Ltd.                                              42,500   1,665,134
    Gunma Bank, Ltd. (The)                                  208,000   1,258,719
    H2O Retailing Corp.                                     105,000   2,129,592
    Hachijuni Bank, Ltd. (The)                              217,000   1,290,319
    Hankyu Hanshin Holdings, Inc.                           194,300   7,850,037
    Hiroshima Bank, Ltd. (The)                              144,000   1,210,296

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Hitachi Capital Corp.                                    43,300 $ 1,195,892
    Hitachi Chemical Co., Ltd.                               64,700   1,657,392
    Hitachi Construction Machinery Co., Ltd.                 50,700   2,280,463
    Hitachi Metals, Ltd.                                    191,300   2,610,281
    Hitachi Transport System, Ltd.                           31,585     821,069
    Hitachi, Ltd.                                         2,544,000  20,300,592
    Hokuhoku Financial Group, Inc.                           59,000     887,391
    Honda Motor Co., Ltd.                                 1,399,700  49,361,474
    House Foods Group, Inc.                                  15,100     526,147
    Ibiden Co., Ltd.                                        144,200   2,247,846
    Idemitsu Kosan Co., Ltd.                                172,300   6,467,897
    Iida Group Holdings Co., Ltd.                           179,600   3,564,229
    Isetan Mitsukoshi Holdings, Ltd.                        138,200   1,660,257
    ITOCHU Corp.                                            628,900  12,374,666
    Iyo Bank, Ltd. (The)                                    127,118   1,049,539
    J Front Retailing Co., Ltd.                             275,600   5,065,624
    JFE Holdings, Inc.                                      511,600  12,163,002
    JGC Corp.                                                31,000     673,736
    JSR Corp.                                               101,400   2,410,286
    JTEKT Corp.                                             284,300   5,104,858
    JXTG Holdings, Inc.                                   2,364,686  15,743,135
    K's Holdings Corp.                                       52,900   1,477,635
    Kamigumi Co., Ltd.                                       68,000   1,496,649
    Kandenko Co., Ltd.                                       32,000     353,262
    Kaneka Corp.                                            298,000   2,773,947
    Kawasaki Heavy Industries, Ltd.                          51,200   2,120,075
*   Kawasaki Kisen Kaisha, Ltd.                              57,650   1,533,221
*   Kobe Steel, Ltd.                                        337,400   3,513,164
    Konica Minolta, Inc.                                    612,400   6,130,241
    Kuraray Co., Ltd.                                       422,700   7,939,695
    Kurita Water Industries, Ltd.                            11,100     364,396
    Kyushu Financial Group, Inc.                            149,510     898,313
    LIXIL Group Corp.                                       147,340   4,151,835
    Marubeni Corp.                                          868,500   6,531,945
    Maruichi Steel Tube, Ltd.                                10,000     300,971
    Mazda Motor Corp.                                       778,400  10,964,312
    Mebuki Financial Group, Inc.                            380,118   1,735,391
    Medipal Holdings Corp.                                  142,000   2,771,867
    Mitsubishi Chemical Holdings Corp.                      553,200   6,033,363
    Mitsubishi Corp.                                        667,400  18,704,123
    Mitsubishi Gas Chemical Co., Inc.                       202,300   5,734,353
    Mitsubishi Heavy Industries, Ltd.                       331,600  12,512,907
    Mitsubishi Logistics Corp.                               21,000     551,935
    Mitsubishi Materials Corp.                              153,400   5,710,662
    Mitsubishi Motors Corp.                                  52,800     392,884
    Mitsubishi UFJ Financial Group, Inc.                  4,778,634  36,133,006
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR    1,691,580  12,889,840
    Mitsubishi UFJ Lease & Finance Co., Ltd.                514,400   3,333,865
    Mitsui & Co., Ltd. Sponsored ADR                          4,769   1,690,610
    Mitsui Chemicals, Inc.                                  162,200   5,114,148
    Mitsui Fudosan Co., Ltd.                                288,500   7,597,886
    Mitsui OSK Lines, Ltd.                                  128,700   4,636,303
    Mizuho Financial Group, Inc.                          9,062,800  17,180,820

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    MS&AD Insurance Group Holdings, Inc.                    353,063 $12,060,283
    NEC Corp.                                               327,400   9,898,939
    NGK Spark Plug Co., Ltd.                                 13,400     354,840
    NH Foods, Ltd.                                           74,000   1,782,500
    NHK Spring Co., Ltd.                                    238,900   2,662,677
    Nikon Corp.                                              45,400     885,369
    Nippo Corp.                                              61,000   1,402,839
    Nippon Electric Glass Co., Ltd.                          35,500   1,467,829
    Nippon Express Co., Ltd.                                 87,000   6,269,307
    Nippon Paper Industries Co., Ltd.                       114,700   2,183,763
    Nippon Shokubai Co., Ltd.                                29,800   2,122,102
    Nippon Steel & Sumitomo Metal Corp.                     603,200  15,394,955
*   Nippon Yusen K.K.                                       215,500   5,417,521
    Nissan Motor Co., Ltd.                                1,904,600  20,403,052
    Nisshinbo Holdings, Inc.                                107,000   1,526,044
    NOK Corp.                                               112,200   2,617,509
    Nomura Holdings, Inc.                                 2,555,900  16,686,062
    Nomura Real Estate Holdings, Inc.                       119,200   2,855,748
    NSK, Ltd.                                                71,400   1,184,151
    NTN Corp.                                               490,200   2,528,222
    Obayashi Corp.                                           67,000     808,928
    Oji Holdings Corp.                                    1,074,000   7,379,091
    Resona Holdings, Inc.                                 2,322,700  14,066,072
    Ricoh Co., Ltd.                                       1,023,200  10,085,571
    Sankyo Co., Ltd.                                         17,300     562,086
    SBI Holdings, Inc.                                      216,100   5,253,450
    Sega Sammy Holdings, Inc.                               128,600   1,800,010
    Seino Holdings Co., Ltd.                                 96,000   1,596,397
    Sekisui House, Ltd.                                     477,100   8,765,923
    Shimamura Co., Ltd.                                       7,500     881,738
    Shinsei Bank, Ltd.                                      103,100   1,802,655
    Shizuoka Bank, Ltd. (The)                               303,000   3,240,145
    Showa Denko K.K.                                        115,400   5,369,005
    Sojitz Corp.                                            754,800   2,443,653
    Sompo Holdings, Inc.                                    176,760   7,097,636
    Sumitomo Chemical Co., Ltd.                           2,166,000  15,937,332
    Sumitomo Corp.                                          288,200   4,983,152
    Sumitomo Dainippon Pharma Co., Ltd.                      27,800     410,391
    Sumitomo Electric Industries, Ltd.                      887,900  15,196,528
    Sumitomo Forestry Co., Ltd.                             162,000   2,790,808
    Sumitomo Heavy Industries, Ltd.                         118,600   5,438,888
    Sumitomo Metal Mining Co., Ltd.                         113,200   5,315,136
    Sumitomo Mitsui Financial Group, Inc.                   900,727  40,565,101
    Sumitomo Mitsui Trust Holdings, Inc.                    145,200   6,045,969
    Sumitomo Rubber Industries, Ltd.                        202,000   3,934,534
    Suzuken Co., Ltd.                                        37,400   1,594,208
    T&D Holdings, Inc.                                      399,700   7,166,703
    Taiheiyo Cement Corp.                                    97,300   4,129,320
    Takashimaya Co., Ltd.                                   231,000   2,403,649
    TDK Corp.                                               143,900  13,320,771
    Teijin, Ltd.                                            243,400   5,396,560
    Toda Corp.                                              109,000     858,788
    Tokai Rika Co., Ltd.                                     45,200     983,337

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc.                            296,400 $ 14,014,349
    Tokyo Tatemono Co., Ltd.                               199,600    3,218,095
    Tokyu Fudosan Holdings Corp.                           453,400    3,589,812
    Tosoh Corp.                                            270,500    6,227,527
    Toyo Seikan Group Holdings, Ltd.                       171,100    2,773,610
    Toyoda Gosei Co., Ltd.                                  75,600    2,011,953
    Toyota Motor Corp.                                   1,606,588  110,689,623
    Toyota Motor Corp. Sponsored ADR                        34,628    4,775,894
    Toyota Tsusho Corp.                                    196,600    7,990,059
    TS Tech Co., Ltd.                                        9,300      398,567
    Ube Industries, Ltd.                                   112,500    3,360,438
    Universal Entertainment Corp.                            5,500      262,304
    Yamada Denki Co., Ltd.                                 801,700    4,760,626
    Yamaguchi Financial Group, Inc.                        107,000    1,257,933
    Yokohama Rubber Co., Ltd. (The)                        126,400    3,226,893
    Zeon Corp.                                             121,000    1,826,136
                                                                   ------------
TOTAL JAPAN                                                         951,656,544
                                                                   ------------
NETHERLANDS -- (3.5%)
    ABN AMRO Group NV                                      266,994    9,037,224
    Aegon NV                                               889,958    6,081,520
    Akzo Nobel NV                                           64,232    6,011,636
*   ArcelorMittal(BD4H9V1)                                 209,998    7,641,811
*   ArcelorMittal(BYPBS67)                                 428,685   15,525,817
    Coca-Cola European Partners P.L.C.                       9,623      386,373
    ING Groep NV                                         1,741,138   34,187,691
    ING Groep NV Sponsored ADR                             138,769    2,733,749
    Koninklijke Ahold Delhaize NV                        1,198,147   26,766,584
    Koninklijke DSM NV                                     198,898   20,564,549
    Koninklijke Philips NV(5986622)                        241,164    9,829,784
    Koninklijke Philips NV(2614313)                         43,701    1,781,253
    NN Group NV                                            193,949    9,147,562
    Randstad Holding NV                                      5,814      410,408
                                                                   ------------
TOTAL NETHERLANDS                                                   150,105,961
                                                                   ------------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                                  692,500    1,569,936
    Auckland International Airport, Ltd.                   223,105    1,099,216
    EBOS Group, Ltd.                                         5,578       75,487
    Fletcher Building, Ltd.                                540,848    3,120,047
    Fonterra Co-operative Group, Ltd.                       91,128      416,419
                                                                   ------------
TOTAL NEW ZEALAND                                                     6,281,105
                                                                   ------------
NORWAY -- (0.8%)
    Aker ASA Class A                                        21,712    1,244,174
    DNB ASA                                                411,237    8,358,492
    Norsk Hydro ASA                                        928,184    6,758,427
    SpareBank 1 SR-Bank ASA                                 60,116      717,568
    Statoil ASA                                            131,020    3,069,970
    Statoil ASA Sponsored ADR                               55,613    1,303,569
    Storebrand ASA                                         241,051    2,157,747
    Subsea 7 SA                                            316,229    4,925,631

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NORWAY -- (Continued)
    Yara International ASA                                 114,716 $  5,517,925
                                                                   ------------
TOTAL NORWAY                                                         34,053,503
                                                                   ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                      189,207    1,655,229
                                                                   ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                     1,429,600    4,173,944
    City Developments, Ltd.                                409,000    4,122,065
    DBS Group Holdings, Ltd.                               343,052    6,885,432
    Frasers Centrepoint, Ltd.                              282,800      463,604
    Golden Agri-Resources, Ltd.                          3,908,300    1,128,968
    Hutchison Port Holdings Trust                        6,111,000    2,527,363
    Keppel Corp., Ltd.                                   1,441,000    9,488,599
    Olam International, Ltd.                               125,900      213,659
    SembCorp Industries, Ltd.                            1,367,100    3,532,759
    Singapore Airlines, Ltd.                               874,300    7,530,073
    United Industrial Corp., Ltd.                          361,770      931,579
    UOL Group, Ltd.                                        212,107    1,474,977
    Wilmar International, Ltd.                           1,176,200    2,864,472
                                                                   ------------
TOTAL SINGAPORE                                                      45,337,494
                                                                   ------------
SPAIN -- (3.0%)
    Banco Bilbao Vizcaya Argentaria SA                     383,237    3,596,505
    Banco de Sabadell SA                                 6,439,250   15,304,844
    Banco Santander SA                                   9,502,300   70,547,356
    Banco Santander SA Sponsored ADR                         2,064       15,294
    Bankia SA                                              210,428    1,065,194
    CaixaBank SA                                            48,312      260,601
    Iberdrola SA(B288C92)                                   53,372      434,435
    Iberdrola SA(BF7PH45)                                    1,160        9,447
    Mapfre SA                                              464,572    1,649,654
    Repsol SA                                            1,766,331   33,243,973
                                                                   ------------
TOTAL SPAIN                                                         126,127,303
                                                                   ------------
SWEDEN -- (2.7%)
*   Arjo AB Class B                                        120,216      393,605
    Boliden AB                                             333,548   12,108,772
    Getinge AB Class B                                     141,212    1,934,998
    Holmen AB Class B                                       66,196    3,487,182
    ICA Gruppen AB                                          25,921    1,012,665
    Intrum Justitia AB                                       5,058      187,545
    Millicom International Cellular SA                      55,222    4,119,147
    Nordea Bank AB                                       2,330,270   28,767,406
    Skandinaviska Enskilda Banken AB Class A             1,336,269   16,887,482
*   SSAB AB Class A                                        144,942      919,630
*   SSAB AB Class B                                        338,757    1,762,441
    Svenska Cellulosa AB SCA Class A                         4,705       54,525
    Svenska Cellulosa AB SCA Class B                       558,229    5,776,087
    Svenska Handelsbanken AB Class A                       395,535    5,756,690
    Svenska Handelsbanken AB Class B                         2,095       30,962
    Swedbank AB Class A                                      3,111       79,562

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    Tele2 AB Class B                                       159,499 $  1,994,706
    Telefonaktiebolaget LM Ericsson Class B              1,513,391    9,733,873
    Telia Co. AB                                         2,260,729   11,348,151
    Trelleborg AB Class B                                  266,674    7,117,934
                                                                   ------------
TOTAL SWEDEN                                                        113,473,363
                                                                   ------------
SWITZERLAND -- (8.2%)
    ABB, Ltd.                                              151,113    4,211,937
    Adecco Group AG                                        222,707   18,324,544
    Baloise Holding AG                                      51,160    8,369,896
    Banque Cantonale Vaudoise                                  480      403,750
    Cie Financiere Richemont SA                            415,188   39,823,174
    Clariant AG                                            487,737   13,960,368
    Credit Suisse Group AG                                 554,558   10,725,714
    Credit Suisse Group AG Sponsored ADR                    68,468    1,324,175
*   Dufry AG                                                45,906    7,121,286
    Flughafen Zurich AG                                     12,251    3,121,075
    Helvetia Holding AG                                      1,462      871,002
    Julius Baer Group, Ltd.                                193,973   13,325,219
    LafargeHolcim, Ltd.                                    285,345   17,458,840
    LafargeHolcim, Ltd.                                    116,138    7,119,292
    Lonza Group AG                                             331       91,964
    Novartis AG                                            566,929   51,169,346
    Novartis AG Sponsored ADR                              156,047   14,053,593
    Swatch Group AG (The)(7184736)                          51,871    4,480,783
    Swatch Group AG (The)(7184725)                          39,176   17,922,603
    Swiss Life Holding AG                                   29,903   11,228,505
    Swiss Re AG                                            336,799   33,219,628
    UBS Group AG(BRJL176)                                1,117,685   22,688,337
*   UBS Group AG(H42097107)                                193,843    3,938,890
    Vifor Pharma AG                                         17,294    2,543,422
    Zurich Insurance Group AG                              133,732   43,990,819
                                                                   ------------
TOTAL SWITZERLAND                                                   351,488,162
                                                                   ------------
UNITED KINGDOM -- (17.7%)
    Anglo American P.L.C.                                1,711,075   41,478,025
    Antofagasta P.L.C.                                     243,456    3,222,144
    Aviva P.L.C.                                         1,140,210    8,318,309
    Barclays P.L.C.                                      1,967,698    5,595,956
    Barclays P.L.C. Sponsored ADR                        1,367,134   15,544,314
    Barratt Developments P.L.C.                            697,812    5,796,589
    BHP Billiton P.L.C. ADR                                 68,374    3,044,010
    BP P.L.C. Sponsored ADR                              2,849,521  121,931,015
    Carnival P.L.C.                                          9,836      693,975
    Carnival P.L.C. ADR                                     21,432    1,528,744
    Glencore P.L.C.                                      7,256,731   41,591,176
    HSBC Holdings P.L.C.                                 1,825,724   19,478,007
    HSBC Holdings P.L.C. Sponsored ADR                   1,536,003   82,805,922
    Investec P.L.C.                                         28,799      223,746
    J Sainsbury P.L.C.                                   2,291,466    8,244,804
    John Wood Group P.L.C.                                 133,000    1,226,019
    Kingfisher P.L.C.                                    2,376,325   11,698,051

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      Lloyds Banking Group P.L.C.                     50,781,944 $   50,172,460
      Lloyds Banking Group P.L.C. ADR                    660,058      2,660,034
      Old Mutual P.L.C.                                1,182,474      3,924,744
      Pearson P.L.C.                                     378,835      3,728,688
      Pearson P.L.C. Sponsored ADR                        81,064        791,995
*     Royal Bank of Scotland Group P.L.C. Sponsored
        ADR                                              487,211      4,058,468
      Royal Dutch Shell P.L.C. Class A                   335,837     11,773,992
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A  1,395,655     98,030,789
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B  1,146,218     82,447,461
      Royal Mail P.L.C.                                  521,404      3,473,931
*     Standard Chartered P.L.C.                        1,730,993     20,140,510
      Tesco P.L.C.                                       146,824        436,520
      Vodafone Group P.L.C.                           23,523,365     74,988,565
      Vodafone Group P.L.C. Sponsored ADR                653,411     21,052,891
      WM Morrison Supermarkets P.L.C.                  1,857,113      5,853,408
                                                                 --------------
TOTAL UNITED KINGDOM                                                755,955,262
                                                                 --------------
TOTAL COMMON STOCKS                                               4,211,541,946
                                                                 --------------
PREFERRED STOCKS -- (1.3%)

GERMANY -- (1.3%)
      Bayerische Motoren Werke AG                         48,800      4,769,786
      Porsche Automobil Holding SE                        91,281      8,446,955
      Volkswagen AG                                      195,178     42,920,416
                                                                 --------------
TOTAL GERMANY                                                        56,137,157
                                                                 --------------
TOTAL PREFERRED STOCKS                                               56,137,157
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                    1,284,976          6,372
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       4,267,685,475
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (0.1%)
(S)@  DFA Short Term Investment Fund                     384,641      4,450,677
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,363,954,767)^^            $4,272,136,152
                                                                 ==============

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


At January 31, 2018, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                       UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future      65     03/16/18  $ 6,543,157 $ 6,972,875   $  429,718
S&P 500 Emini Index(R)     201     03/16/18   26,818,978  28,399,290    1,580,312
                                             ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                      $33,362,135 $35,372,165   $2,010,030
                                             =========== ===========   ==========

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                   $ 16,222,628 $  223,832,343   --    $  240,054,971
   Austria                               --      6,631,346   --         6,631,346
   Belgium                               --     50,263,772   --        50,263,772
   Canada                       335,853,676             --   --       335,853,676
   Denmark                               --     64,423,774   --        64,423,774
   Finland                               --     36,352,608   --        36,352,608
   France                         3,068,517    403,117,448   --       406,185,965
   Germany                       27,081,777    288,070,315   --       315,152,092
   Hong Kong                        877,497    111,491,378   --       112,368,875
   Ireland                        5,537,310      6,862,342   --        12,399,652
   Israel                           417,405     13,513,102   --        13,930,507
   Italy                          6,827,263     74,963,519   --        81,790,782
   Japan                         19,356,344    932,300,200   --       951,656,544
   Netherlands                   12,156,813    137,949,148   --       150,105,961
   New Zealand                           --      6,281,105   --         6,281,105
   Norway                         1,303,569     32,749,934   --        34,053,503
   Portugal                              --      1,655,229   --         1,655,229
   Singapore                             --     45,337,494   --        45,337,494
   Spain                             24,741    126,102,562   --       126,127,303
   Sweden                           393,605    113,079,758   --       113,473,363
   Switzerland                   19,316,658    332,171,504   --       351,488,162
   United Kingdom               433,895,643    322,059,619   --       755,955,262
Preferred Stocks
   Germany                               --     56,137,157   --        56,137,157
Rights/Warrants
   Italy                                 --          6,372   --             6,372
Securities Lending Collateral            --      4,450,677   --         4,450,677
Futures Contracts**               2,010,030             --   --         2,010,030
                               ------------ --------------   --    --------------
TOTAL                          $884,343,476 $3,389,802,706   --    $4,274,146,182
                               ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (98.9%)

AUSTRALIA -- (4.4%)
    Accent Group, Ltd.                                       31,549 $    22,595
    Adacel Technologies, Ltd.                                17,466      33,104
    Adairs, Ltd.                                             16,126      27,286
    Adelaide Brighton, Ltd.                                 170,983     894,515
    AGL Energy, Ltd.                                         33,912     638,925
*   Ainsworth Game Technology, Ltd.                          51,982      88,416
    ALS, Ltd.                                               116,513     651,958
    Altium, Ltd.                                             20,893     256,160
    Alumina, Ltd.                                           869,816   1,681,992
    AMA Group, Ltd.                                          49,451      43,781
    Amaysim Australia, Ltd.                                  36,375      61,447
    Amcor, Ltd.                                             147,315   1,722,577
    AMP, Ltd.                                               635,522   2,684,365
    Ansell, Ltd.                                             51,355   1,038,721
    AP Eagers, Ltd.                                          17,839     116,707
    APA Group                                                91,544     592,636
    Apollo Tourism & Leisure, Ltd.                           17,255      25,742
    Appen, Ltd.                                              12,725      90,095
    ARB Corp., Ltd.                                          17,888     263,883
    Aristocrat Leisure, Ltd.                                 82,577   1,586,624
    Asaleo Care, Ltd.                                       167,982     220,186
    ASX, Ltd.                                                 6,051     266,255
*   Atlas Iron, Ltd.                                      1,157,575      22,414
    AUB Group, Ltd.                                           7,864      82,166
    Aurizon Holdings, Ltd.                                  423,734   1,594,102
    Ausdrill, Ltd.                                          125,848     264,153
    AusNet Services                                         316,041     431,346
    Austal, Ltd.                                             93,155     135,549
    Australia & New Zealand Banking Group, Ltd.             218,548   5,019,866
*   Australian Agricultural Co., Ltd.                       172,205     176,551
    Australian Pharmaceutical Industries, Ltd.              126,031     151,822
*   Australian Property Systems, Ltd.                        77,733     285,843
    Auswide Bank, Ltd.                                        1,410       5,901
    Automotive Holdings Group, Ltd.                         129,771     373,629
    Aveo Group                                               96,479     202,069
    AVJennings, Ltd.                                          8,932       5,463
*   AWE, Ltd.                                               312,589     243,408
    Baby Bunting Group, Ltd.                                  9,308      11,690
    Bank of Queensland, Ltd.                                141,486   1,409,416
    Bapcor, Ltd.                                             29,427     138,367
    Beach Energy, Ltd.                                      890,876     932,387
*   Beadell Resources, Ltd.                                 320,143      38,800
    Bega Cheese, Ltd.                                        22,119     125,384
*   Bellamy's Australia, Ltd.                                24,376     290,983
    Bendigo & Adelaide Bank, Ltd.                           188,850   1,778,942
    BHP Billiton, Ltd.                                      414,517  10,137,066
    BHP Billiton, Ltd. Sponsored ADR                         44,166   2,165,017
*   Billabong International, Ltd.                            38,785      30,668
    Blackmores, Ltd.                                          3,548     443,795
    BlueScope Steel, Ltd.                                   291,568   3,385,974
    Boral, Ltd.                                             301,414   1,936,763

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Brambles, Ltd.                                        100,191 $  796,787
    Breville Group, Ltd.                                   23,793    235,226
    Brickworks, Ltd.                                       21,861    250,071
    BT Investment Management, Ltd.                         44,434    394,060
*   Buru Energy, Ltd.                                     110,733     29,934
    BWX, Ltd.                                              20,231    122,963
    Cabcharge Australia, Ltd.                              41,051     63,644
    Caltex Australia, Ltd.                                 22,574    631,846
    Capilano Honey, Ltd.                                    1,377     19,689
*   Cardno, Ltd.                                           99,590    106,613
    carsales.com, Ltd.                                     66,233    800,041
*   Cash Converters International, Ltd.                    96,321     29,166
    Cedar Woods Properties, Ltd.                            7,144     36,125
    Challenger, Ltd.                                       86,652    949,819
    CIMIC Group, Ltd.                                       6,127    232,663
    Class, Ltd.                                            12,516     30,115
    Cleanaway Waste Management, Ltd.                      821,644    954,435
*   Clinuvel Pharmaceuticals, Ltd.                          2,372     16,824
    Coca-Cola Amatil, Ltd.                                 71,839    484,906
    Cochlear, Ltd.                                         10,902  1,521,602
    Codan, Ltd.                                            39,377     70,320
    Collins Foods, Ltd.                                    47,927    204,242
    Commonwealth Bank of Australia                         73,446  4,659,843
    Computershare, Ltd.                                    58,836    789,740
*   Cooper Energy, Ltd.                                   174,437     51,182
    Corporate Travel Management, Ltd.                      16,448    267,775
    Costa Group Holdings, Ltd.                             60,410    296,035
    Credit Corp. Group, Ltd.                               19,040    323,862
    Crown Resorts, Ltd.                                    37,698    401,836
*   CSG, Ltd.                                              69,391     26,127
    CSL, Ltd.                                              29,062  3,417,091
    CSR, Ltd.                                             255,853  1,036,060
    Data#3, Ltd.                                           23,400     30,502
    Decmil Group, Ltd.                                     35,216     33,847
    Dicker Data, Ltd.                                       6,188     14,428
*   Domain Holdings Australia, Ltd.                        87,389    222,521
    Domino's Pizza Enterprises, Ltd.                       11,496    443,288
    Donaco International, Ltd.                             23,050      5,869
*   Doray Minerals, Ltd.                                   28,777      5,542
    Downer EDI, Ltd.                                      338,490  1,827,832
    DuluxGroup, Ltd.                                      118,564    696,323
    DWS, Ltd.                                              30,792     40,056
    Eclipx Group, Ltd.                                     97,570    308,685
    Elders, Ltd.                                           27,294    172,490
*   Ellex Medical Lasers, Ltd.                             26,958     20,418
*   Energy World Corp., Ltd.                              154,243     47,693
    EQT Holdings, Ltd.                                        574      9,216
    ERM Power, Ltd.                                        37,573     47,865
    Event Hospitality and Entertainment, Ltd.              51,003    557,800
    Evolution Mining, Ltd.                                635,228  1,463,123
    Fairfax Media, Ltd.                                   873,898    501,001
    Fleetwood Corp., Ltd.                                  11,993     28,612
    Flight Centre Travel Group, Ltd.                       20,167    828,601

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Fortescue Metals Group, Ltd.                          598,152 $2,375,393
    G8 Education, Ltd.                                    160,817    435,175
    GBST Holdings, Ltd.                                     6,127     11,471
    Genworth Mortgage Insurance Australia, Ltd.           113,542    265,695
    GrainCorp, Ltd. Class A                                85,215    507,982
    Greencross, Ltd.                                       33,232    170,543
    GUD Holdings, Ltd.                                     15,442    152,463
    GWA Group, Ltd.                                        82,577    187,285
    Hansen Technologies, Ltd.                              40,056    122,603
    Harvey Norman Holdings, Ltd.                          308,343  1,119,487
    Healthscope, Ltd.                                     324,678    505,108
*   Horizon Oil, Ltd.                                     251,263     21,247
    HT&E, Ltd.                                            127,805    174,212
    Huon Aquaculture Group, Ltd.                            3,231     13,040
    IDP Education, Ltd.                                    22,600    110,058
    Iluka Resources, Ltd.                                  57,917    470,045
*   Imdex, Ltd.                                            60,824     51,495
    IMF Bentham, Ltd.                                      65,580    165,205
    Incitec Pivot, Ltd.                                   376,532  1,127,058
    Independence Group NL                                 197,519    795,216
    Infomedia, Ltd.                                        91,828     64,312
    Inghams Group, Ltd.                                    10,244     27,728
    Insurance Australia Group, Ltd.                       109,781    639,351
    Integrated Research, Ltd.                              19,099     57,575
    InvoCare, Ltd.                                         31,066    380,651
    IOOF Holdings, Ltd.                                    82,327    730,660
    IPH, Ltd.                                               7,798     34,747
    IRESS, Ltd.                                            33,519    323,553
    iSelect, Ltd.                                          57,728     60,792
    iSentia Group, Ltd.                                    57,195     63,440
    IVE Group, Ltd.                                         6,388     11,260
    James Hardie Industries P.L.C.                         33,952    594,138
    James Hardie Industries P.L.C. Sponsored ADR            6,180    109,201
    Japara Healthcare, Ltd.                                45,042     71,431
    JB Hi-Fi, Ltd.                                         35,300    830,581
    Jumbo Interactive, Ltd.                                 8,083     25,378
*   Kingsgate Consolidated, Ltd.                           46,498     12,231
    LifeHealthcare Group, Ltd.                              8,303     17,456
    Link Administration Holdings, Ltd.                     97,144    698,376
*   Lynas Corp., Ltd.                                      35,848     62,175
    MACA, Ltd.                                             72,295     94,119
*   Macmahon Holdings, Ltd.                               196,207     35,624
    Macquarie Atlas Roads Group                           114,609    530,247
    Macquarie Group, Ltd.                                  70,545  5,853,636
    Magellan Financial Group, Ltd.                         21,332    472,755
    Mantra Group, Ltd.                                     96,588    303,543
    MaxiTRANS Industries, Ltd.                             33,340     20,518
*   Mayne Pharma Group, Ltd.                              115,327     61,579
    McMillan Shakespeare, Ltd.                             24,012    339,073
    McPherson's, Ltd.                                      23,214     22,374
    Medibank Pvt, Ltd.                                    350,542    943,938
*   Medusa Mining, Ltd.                                    80,202     29,889
    Melbourne IT, Ltd.                                     31,735     81,217

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
*   Mesoblast, Ltd.                                        38,562 $   41,797
    Metals X, Ltd.                                        319,145    235,214
    Metcash, Ltd.                                         429,585  1,107,868
*   Millennium Minerals, Ltd.                              74,492     13,175
    Mineral Resources, Ltd.                                68,365  1,031,425
*   MMA Offshore, Ltd.                                    266,586     60,146
    MNF Group, Ltd.                                         7,840     42,299
    Monadelphous Group, Ltd.                               34,048    481,400
    Monash IVF Group, Ltd.                                 51,936     56,186
    Money3 Corp., Ltd.                                     30,802     44,348
    Mortgage Choice, Ltd.                                  42,939     82,526
    Motorcycle Holdings, Ltd.                               5,984     22,378
    Myer Holdings, Ltd.                                   347,849    183,503
    MYOB Group, Ltd.                                       59,699    163,222
    National Australia Bank, Ltd.                         218,063  5,108,544
    Navigator Global Investments, Ltd.                     33,262    101,461
    Navitas, Ltd.                                          64,006    242,002
*   Neometals, Ltd.                                        55,598     17,380
*   NetComm Wireless, Ltd.                                 20,389     20,025
    New Hope Corp., Ltd.                                   32,366     65,676
    Newcrest Mining, Ltd.                                  82,883  1,515,788
*   NEXTDC, Ltd.                                            9,705     44,469
    nib holdings, Ltd.                                    135,548    732,447
    Nick Scali, Ltd.                                       10,395     58,889
    Nine Entertainment Co. Holdings, Ltd.                 201,170    272,215
    Northern Star Resources, Ltd.                         175,969    822,975
*   NRW Holdings, Ltd.                                    150,540    181,989
    Nufarm, Ltd.                                           98,250    629,889
    OFX Group, Ltd.                                        34,002     38,356
    Oil Search, Ltd.                                      152,464    929,884
    oOh!media, Ltd.                                        15,080     55,598
    Orica, Ltd.                                           125,356  1,933,493
*   Origin Energy, Ltd.                                   223,415  1,673,518
*   Orocobre, Ltd.                                         30,836    177,226
    Orora, Ltd.                                           541,309  1,417,134
    OZ Minerals, Ltd.                                     133,580  1,004,199
    Pacific Current Group, Ltd.                             3,721     22,940
    Pact Group Holdings, Ltd.                              49,638    211,930
*   Paladin Energy, Ltd.                                  836,713     28,448
*   Panoramic Resources, Ltd.                              75,563     27,472
    Paragon Care, Ltd.                                     17,602     10,934
    Peet, Ltd.                                             33,433     37,091
    Perpetual, Ltd.                                        13,407    565,123
*   Perseus Mining, Ltd.                                  363,765    124,928
    Pioneer Credit, Ltd.                                   11,600     28,359
    Platinum Asset Management, Ltd.                        62,049    415,585
*   PMP, Ltd.                                              73,062     27,663
*   Praemium, Ltd.                                         48,511     32,255
    Premier Investments, Ltd.                              37,130    439,995
    Primary Health Care, Ltd.                             229,591    672,255
    Prime Media Group, Ltd.                               211,487     52,585
    Pro Medicus, Ltd.                                      10,608     69,012
    PWR Holdings, Ltd.                                     10,356     21,328

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Qantas Airways, Ltd.                                  334,671 $1,418,304
    QBE Insurance Group, Ltd.                             156,812  1,359,518
    Qube Holdings, Ltd.                                   294,876    609,140
*   Quintis, Ltd.                                         136,509     35,492
*   Ramelius Resources, Ltd.                              205,532     71,534
    Ramsay Health Care, Ltd.                                8,906    491,217
    RCR Tomlinson, Ltd.                                    56,091    182,777
    REA Group, Ltd.                                         4,246    252,240
    Reckon, Ltd.                                           23,466     28,611
    Reece, Ltd.                                             2,955     22,676
    Regis Healthcare, Ltd.                                 38,785    124,146
    Regis Resources, Ltd.                                 140,261    465,860
    Reject Shop, Ltd. (The)                                10,302     50,811
    Reliance Worldwide Corp., Ltd.                         43,519    149,229
    Resolute Mining, Ltd.                                 292,769    277,137
    Retail Food Group, Ltd.                                66,734    104,969
    Ridley Corp., Ltd.                                    103,427    114,745
    Rio Tinto, Ltd.                                        56,776  3,495,597
    Ruralco Holdings, Ltd.                                  8,131     20,665
*   Salmat, Ltd.                                           11,000      4,652
    Sandfire Resources NL                                  83,750    483,681
*   Santos, Ltd.                                          411,949  1,687,971
*   Saracen Mineral Holdings, Ltd.                        354,155    427,446
    SeaLink Travel Group, Ltd.                              7,457     24,025
    Seek, Ltd.                                             56,971    896,831
    Select Harvests, Ltd.                                  29,205    118,828
*   Senex Energy, Ltd.                                    615,495    185,401
    Servcorp, Ltd.                                         15,854     72,143
    Service Stream, Ltd.                                   64,652     68,447
    Seven Group Holdings, Ltd.                             38,274    503,276
    Seven West Media, Ltd.                                568,090    258,040
    SG Fleet Group, Ltd.                                   11,694     39,582
    Shriro Holdings, Ltd.                                  10,000     13,923
    Sigma Healthcare, Ltd.                                170,360    123,118
    Silver Chef, Ltd.                                       7,886     45,416
*   Silver Lake Resources, Ltd.                           254,382     79,217
    Sims Metal Management, Ltd.                            69,266    915,880
    Sirtex Medical, Ltd.                                   16,042    352,925
    SmartGroup Corp., Ltd.                                  7,469     66,728
    Sonic Healthcare, Ltd.                                 47,108    902,899
    South32, Ltd.                                         669,739  2,056,677
    South32, Ltd. ADR                                      47,819    738,325
    Southern Cross Media Group, Ltd.                      241,611    228,259
    Spark Infrastructure Group                            306,231    570,566
    SpeedCast International, Ltd.                          25,919    114,025
    St Barbara, Ltd.                                      146,276    446,391
    Star Entertainment Grp, Ltd. (The)                    272,629  1,329,735
    Steadfast Group, Ltd.                                 139,986    312,029
    Suncorp Group, Ltd.                                   149,767  1,646,856
*   Sundance Energy Australia, Ltd.                       306,898     22,999
    Sunland Group, Ltd.                                    21,844     31,149
    Super Retail Group, Ltd.                               69,116    487,220
    Sydney Airport                                         73,615    403,955

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
AUSTRALIA -- (Continued)
    Tabcorp Holdings, Ltd.                                408,228 $  1,699,352
    Tassal Group, Ltd.                                     75,228      237,779
    Technology One, Ltd.                                   66,238      262,225
    Telstra Corp., Ltd.                                   114,821      339,474
    Telstra Corp., Ltd. ADR                                   600        8,919
    Thorn Group, Ltd.                                      57,038       40,292
*   Tiger Resources, Ltd.                                 202,588        4,052
    Tox Free Solutions, Ltd.                               68,951      189,302
    TPG Telecom, Ltd.                                     109,071      558,424
    Transurban Group                                      104,040    1,007,262
    Treasury Wine Estates, Ltd.                           150,787    2,077,035
*   Troy Resources, Ltd.                                  169,473       14,957
    Villa World, Ltd.                                      14,448       30,843
*   Village Roadshow, Ltd.                                 27,836       78,794
*   Virgin Australia Holdings, Ltd.                       255,702       55,311
    Virtus Health, Ltd.                                    39,510      166,023
    Vita Group, Ltd.                                       38,748       55,522
    Vocus Group, Ltd.                                     114,100      274,432
*   Watpac, Ltd.                                           32,558       17,773
    Webjet, Ltd.                                           19,390      159,480
    Wesfarmers, Ltd.                                       64,800    2,285,648
    Western Areas, Ltd.                                    93,639      248,532
*   Westgold Resources, Ltd.                               52,959       67,135
    Westpac Banking Corp.                                 215,524    5,369,771
    Whitehaven Coal, Ltd.                                 221,391      878,310
    WiseTech Global, Ltd.                                  12,673      158,302
    Woodside Petroleum, Ltd.                              162,373    4,335,185
    Woolworths Group, Ltd.                                 66,581    1,446,054
*   WorleyParsons, Ltd.                                    98,226    1,147,709
    WPP AUNZ, Ltd.                                        143,627      108,746
                                                                  ------------
TOTAL AUSTRALIA                                                    165,420,660
                                                                  ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                    961      117,448
    ANDRITZ AG                                             23,379    1,403,531
    AT&S Austria Technologie & Systemtechnik AG            15,209      485,101
    Atrium European Real Estate, Ltd.                      38,404      200,628
    BUWOG AG                                               33,616    1,208,247
    CA Immobilien Anlagen AG                               19,079      586,108
    DO & CO AG                                              1,777      118,552
    Erste Group Bank AG                                    50,403    2,538,798
    EVN AG                                                 13,943      285,600
*   FACC AG                                                 2,325       59,157
    Flughafen Wien AG                                       1,216       53,501
    Kapsch TrafficCom AG                                    1,351       81,346
    Lenzing AG                                              3,488      443,812
    Mayr Melnhof Karton AG                                  2,507      393,541
    Oesterreichische Post AG                                8,896      423,709
    OMV AG                                                 46,691    3,006,261
    Palfinger AG                                            2,513      106,963
    POLYTEC Holding AG                                      4,485      104,636
    Porr AG                                                   865       29,851

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
AUSTRIA -- (Continued)
*   Raiffeisen Bank International AG                      42,406 $ 1,822,932
    Rosenbauer International AG                              731      49,341
    S IMMO AG                                             15,332     287,011
*   Schoeller-Bleckmann Oilfield Equipment AG                813      88,369
    Semperit AG Holding                                    3,249      80,718
    Strabag SE                                             6,439     278,498
    Telekom Austria AG                                    58,773     568,165
    UBM Development AG                                       258      13,535
    UNIQA Insurance Group AG                              50,837     626,163
    Verbund AG                                            20,774     576,157
    Vienna Insurance Group AG Wiener Versicherung Gruppe  15,432     547,567
    Voestalpine AG                                        33,267   2,160,856
*   Warimpex Finanz- und Beteiligungs AG                  10,740      20,131
    Wienerberger AG                                       48,107   1,312,730
    Zumtobel Group AG                                      8,937     104,766
                                                                 -----------
TOTAL AUSTRIA                                                     20,183,729
                                                                 -----------
BELGIUM -- (1.1%)
*   Ablynx NV                                              3,892     212,182
    Ackermans & van Haaren NV                              9,630   1,794,743
    Ageas                                                 90,339   4,776,520
*   AGFA-Gevaert NV                                       93,007     466,921
    Anheuser-Busch InBev SA/NV                            41,726   4,725,861
    Anheuser-Busch InBev SA/NV Sponsored ADR               8,449     958,793
    Atenor                                                   549      33,318
    Banque Nationale de Belgique                              47     176,397
    Barco NV                                               4,501     555,143
    Bekaert SA                                            16,052     729,220
    bpost SA                                              29,117     968,107
*   Celyad SA                                                966      45,551
    Cie d'Entreprises CFE                                  3,094     446,792
    Cie Immobiliere de Belgique SA                           329      22,119
    Colruyt SA                                            22,901   1,267,811
    D'ieteren SA                                          11,594     541,475
    Deceuninck NV                                         27,471     104,023
    Econocom Group SA                                     64,162     535,576
    Elia System Operator SA                                6,629     407,376
*   Euronav NV                                            17,054     143,254
    Euronav NV                                            36,257     308,830
    EVS Broadcast Equipment SA                             4,348     162,838
*   Exmar NV                                              13,346      96,494
*   Fagron                                                 5,162      72,921
*   Galapagos NV                                           6,113     725,975
    Ion Beam Applications                                  5,747     175,625
    Jensen-Group NV                                          589      31,430
    KBC Group NV                                          56,694   5,450,902
    Kinepolis Group NV                                     7,850     579,512
    Lotus Bakeries                                            70     187,731
*   MDxHealth                                              5,908      28,585
    Melexis NV                                             5,497     578,884
*   Nyrstar NV                                            33,135     268,808
    Ontex Group NV                                        26,238     775,235

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
BELGIUM -- (Continued)
    Orange Belgium SA                                      16,120 $   340,614
    Picanol                                                   532      60,310
    Proximus SADP                                          30,745   1,036,839
    RealDolmen                                                455      19,022
    Recticel SA                                            15,522     183,850
    Resilux                                                   440      81,133
    Roularta Media Group NV                                 1,508      43,421
    Sioen Industries NV                                     4,172     146,532
    Sipef SA                                                1,476     112,273
    Solvay SA                                              23,235   3,364,304
*   Telenet Group Holding NV                                8,945     688,131
    TER Beke SA                                               294      64,986
*   Tessenderlo Group SA                                   15,206     728,687
    UCB SA                                                 33,060   2,881,596
    Umicore SA                                             47,324   2,491,327
    Van de Velde NV                                         2,567     136,641
*   Viohalco SA                                            20,959      97,808
                                                                  -----------
TOTAL BELGIUM                                                      40,832,426
                                                                  -----------
BRAZIL -- (1.5%)
    AES Tiete Energia SA(BZ8W2L7)                          55,404     217,124
    AES Tiete Energia SA(BZ8W2J5)                              21          16
*   Aliansce Shopping Centers SA                           50,362     288,092
    Alupar Investimento SA                                 35,448     206,512
    Ambev SA                                               24,800     170,971
    Ambev SA ADR                                          122,897     844,302
    Arezzo Industria e Comercio SA                         17,650     331,172
*   B2W Cia Digital                                        80,420     537,247
    B3 SA - Brasil Bolsa Balcao                           347,898   2,849,932
    Banco Alfa de Investimento SA                          14,300      25,361
    Banco Bradesco SA                                      81,473   1,006,187
    Banco do Brasil SA                                     85,084   1,060,002
    Banco Santander Brasil SA                              33,028     371,820
    BB Seguridade Participacoes SA                         36,500     356,638
    BR Malls Participacoes SA                             183,906     741,418
    BR Properties SA                                       28,417      98,783
*   Brasil Brokers Participacoes SA                        90,292      27,758
    BrasilAgro - Co. Brasileira de Propriedades Agricolas   6,000      25,220
    Braskem SA Sponsored ADR                               23,556     733,063
*   BRF SA                                                 11,216     124,463
*   BRF SA ADR                                             12,343     137,378
    CCR SA                                                122,462     602,505
*   Centrais Eletricas Brasileiras SA                      37,516     239,214
    Cia Brasileira de Distribuicao                          7,747     182,597
    Cia de Locacao das Americas                            12,815      95,575
    Cia de Saneamento Basico do Estado de Sao Paulo        23,700     270,705
    Cia de Saneamento Basico do Estado de Sao Paulo ADR    25,800     292,572
    Cia de Saneamento de Minas Gerais-COPASA               15,481     219,372
*   Cia Energetica de Minas Gerais                         11,339      24,648
    Cia Hering                                             55,258     387,735
    Cia Paranaense de Energia                               7,100      48,335
*   Cia Siderurgica Nacional SA                           120,100     414,911

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
BRAZIL -- (Continued)
*   Cia Siderurgica Nacional SA Sponsored ADR             222,689 $  757,143
    Cielo SA                                               91,444    771,794
*   Construtora Tenda SA                                   14,472    101,471
*   Cosan Logistica SA                                     73,023    229,675
    Cosan SA Industria e Comercio                          46,791    641,282
    CSU Cardsystem SA                                       6,486     24,141
    CVC Brasil Operadora e Agencia de Viagens SA           34,164    591,185
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                       126,521    595,237
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                           300        972
    Dimed SA Distribuidora da Medicamentos                    200     26,171
*   Direcional Engenharia SA                               40,604     83,478
    Duratex SA                                            131,185    420,072
    EcoRodovias Infraestrutura e Logistica SA              67,520    241,393
    EDP - Energias do Brasil SA                            65,752    283,140
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA                                                   27,346    121,038
    Embraer SA                                              8,000     50,262
    Embraer SA Sponsored ADR                               49,002  1,237,300
    Energisa SA                                            64,900    621,911
    Engie Brasil Energia SA                                19,500    220,153
    Equatorial Energia SA                                  39,532    869,051
    Estacio Participacoes SA                               98,108  1,078,188
*   Eternit SA                                             53,144     16,676
*   Even Construtora e Incorporadora SA                   102,300    200,834
    Ez Tec Empreendimentos e Participacoes SA              33,259    232,544
    Fibria Celulose SA                                     25,130    432,518
    Fibria Celulose SA Sponsored ADR                       29,555    508,346
    Fleury SA                                              75,200    708,341
    GAEC Educacao SA                                        8,900     76,767
*   Gafisa SA(2479619)                                      6,408     34,582
*   Gafisa SA(BDFJWY0)                                      4,728     22,720
    Gafisa SA ADR                                           4,033     44,040
    Gerdau SA                                              59,100    229,444
    Gerdau SA Sponsored ADR                               134,698    603,447
*   Gol Linhas Aereas Inteligentes SA ADR                   5,835     66,052
    Grendene SA                                            26,900    246,931
    Guararapes Confeccoes SA                                4,700    232,877
*   Helbor Empreendimentos SA                             147,405     91,697
    Hypermarcas SA                                         29,698    338,772
    Iguatemi Empresa de Shopping Centers SA                18,500    250,037
    International Meal Co. Alimentacao SA                  71,500    210,764
    Iochpe Maxion SA                                       68,410    511,150
    Itau Unibanco Holding SA                               37,369    520,169
    JBS SA                                                326,833  1,030,828
*   JHSF Participacoes SA                                  62,700     37,421
*   JSL SA                                                 29,700     75,334
*   Kepler Weber SA                                         4,800     24,826
    Klabin SA                                              85,677    479,146
    Kroton Educacional SA                                 239,518  1,219,424
*   Light SA                                               26,507    138,030
    Linx SA                                                15,300    101,817
    Localiza Rent a Car SA                                157,827  1,276,052
    Lojas Americanas SA                                    34,894    142,644
    Lojas Renner SA                                       167,706  1,993,146

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
BRAZIL -- (Continued)
    M Dias Branco SA                                       28,048 $  504,331
    Magazine Luiza SA                                       4,410    117,179
    Magnesita Refratarios SA                               19,386    334,598
    Mahle-Metal Leve SA                                     9,900     76,591
    Marcopolo SA                                           20,000     20,638
*   Marfrig Global Foods SA                               160,000    342,215
*   Marisa Lojas SA                                        19,360     48,637
*   Mills Estruturas e Servicos de Engenharia SA           52,057     72,756
    Minerva SA                                             15,269     46,173
    MRV Engenharia e Participacoes SA                     159,837    760,648
    Multiplan Empreendimentos Imobiliarios SA              12,078    275,208
    Multiplus SA                                           16,000    176,972
    Natura Cosmeticos SA                                   40,447    443,273
    Odontoprev SA                                          87,163    455,027
*   Paranapanema SA                                        29,880     14,731
*   Petroleo Brasileiro SA                                321,106  2,148,559
*   Petroleo Brasileiro SA Sponsored ADR                   19,287    257,674
    Porto Seguro SA                                        41,477    575,135
    Portobello SA                                          58,513    103,060
*   Profarma Distribuidora de Produtos Farmaceuticos SA     3,300      7,315
    Qualicorp SA                                          131,426  1,262,492
    Raia Drogasil SA                                       35,950    951,612
*   Restoque Comercio e Confeccoes de Roupas SA             4,719     45,769
*   RNI Negocios Imobiliarios SA                            6,300     12,021
*   Rumo SA                                               152,416    682,780
*   Santos Brasil Participacoes SA                         89,250     98,678
    Sao Martinho SA                                        89,969    531,873
    Ser Educacional SA                                     16,557    172,454
    SLC Agricola SA                                        34,600    340,970
    Smiles Fidelidade SA                                   20,247    522,062
    Sonae Sierra Brasil SA                                  5,937     45,415
*   Springs Global Participacoes SA                        15,800     58,832
    Sul America SA                                        132,194    842,465
    Suzano Papel e Celulose SA                            113,134    733,631
    T4F Entretenimento SA                                   5,200     11,828
*   Tecnisa SA                                             56,621     36,255
    Telefonica Brasil SA ADR                               12,260    207,930
    Tim Participacoes SA                                   78,821    334,053
    Tim Participacoes SA ADR                                6,220    130,744
    Totvs SA                                               23,682    241,521
*   TPI - Triunfo Participacoes e Investimentos SA         16,900     19,894
    Transmissora Alianca de Energia Eletrica SA            66,833    422,848
    Tupy SA                                                12,500     71,027
    Ultrapar Participacoes SA                               2,500     64,016
    Ultrapar Participacoes SA Sponsored ADR                28,612    732,467
*   Usinas Siderurgicas de Minas Gerais SA                 23,560    104,348
    Vale SA                                               464,127  6,048,787
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                         34,312    219,750
    Via Varejo SA                                          74,100    630,652
    WEG SA                                                 29,043    215,957

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
BRAZIL -- (Continued)
    Wiz Solucoes e Corretagem de Seguros SA                21,700 $    93,101
                                                                  -----------
TOTAL BRAZIL                                                       56,661,013
                                                                  -----------
CANADA -- (5.9%)
*   5N Plus, Inc.                                          20,100      40,854
    Absolute Software Corp.                                14,380      83,357
    Acadian Timber Corp.                                      953      14,713
*   Advantage Oil & Gas, Ltd.                              79,861     256,464
    Aecon Group, Inc.                                      26,073     422,043
    Ag Growth International, Inc.                           2,000      92,439
    AGF Management, Ltd. Class B                           37,928     233,735
    Agnico Eagle Mines, Ltd.(2009823)                      20,327     961,672
    Agnico Eagle Mines, Ltd.(2009834)                       4,456     210,680
    AGT Food & Ingredients, Inc.                           11,918     202,122
    Aimia, Inc.                                            41,930     126,472
*   Air Canada                                             15,333     298,059
#   AirBoss of America Corp.                               10,693      89,108
*   Alacer Gold Corp.                                     122,202     212,612
    Alamos Gold, Inc. Class A(BYNBW45)                     42,742     255,597
    Alamos Gold, Inc. Class A(BZ3DNP6)                     97,423     583,749
    Alaris Royalty Corp.                                   13,848     214,025
*   Alexco Resource Corp.                                  33,113      50,343
    Algoma Central Corp.                                    3,600      45,278
    Algonquin Power & Utilities Corp.                      58,426     634,611
    Alimentation Couche-Tard, Inc. Class B                 32,955   1,724,109
*   Alio Gold, Inc.                                        19,045      61,779
    AltaGas, Ltd.                                          19,594     439,192
    Alterra Power Corp.                                     2,071      13,114
    Altus Group, Ltd.                                      11,055     308,102
*   Americas Silver Corp.                                  11,652      46,703
    Andrew Peller, Ltd. Class A                            11,100     138,434
    ARC Resources, Ltd.                                   105,138   1,156,518
*   Argonaut Gold, Inc.                                    72,341     150,563
    Atco, Ltd. Class I                                     12,000     433,951
*   Athabasca Oil Corp.                                   182,955     162,131
*   ATS Automation Tooling Systems, Inc.                   29,357     397,155
    AutoCanada, Inc.                                       12,710     237,667
*   Avigilon Corp.                                         10,738     199,482
*   B2Gold Corp.                                          375,341   1,135,178
    Badger Daylighting, Ltd.                                9,590     197,102
    Bank of Montreal(2076009)                              64,884   5,345,281
    Bank of Montreal(2073174)                              37,601   3,094,938
    Bank of Nova Scotia (The)(2076281)                     46,481   3,088,152
    Bank of Nova Scotia (The)(2957665)                     53,768   3,575,034
    Barrick Gold Corp.                                     60,434     869,041
*   Baytex Energy Corp.(B4VGVM3)                           70,319     214,387
*   Baytex Energy Corp.(B51ZNJ8)                           22,889      69,583
    BCE, Inc.                                              18,344     857,838
*   Bellatrix Exploration, Ltd.(078314507)                  1,785       2,267
*   Bellatrix Exploration, Ltd.(BF237Z5)                   21,090      26,749
    Birchcliff Energy, Ltd.                                90,731     251,539
    Bird Construction, Inc.                                11,216      85,169

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Black Diamond Group, Ltd.                              22,216 $   47,864
*   BlackBerry, Ltd.(BCBHZ42)                              44,454    562,788
*   BlackBerry, Ltd.(BCBHZ31)                              33,125    420,122
*   BlackPearl Resources, Inc.                            106,551    103,952
*   BNK Petroleum, Inc.                                    26,500     10,665
*   Bombardier, Inc. Class A                               28,590     81,121
*   Bombardier, Inc. Class B                              274,700    777,200
    Bonavista Energy Corp.                                 98,102    137,183
    Bonterra Energy Corp.                                  13,150    147,750
    Boralex, Inc. Class A                                  35,600    684,215
    Brookfield Asset Management, Inc. Class A              21,550    901,946
    BRP, Inc.                                               7,648    316,242
    CAE, Inc.(2162760)                                     26,952    497,407
    CAE, Inc.(2125097)                                      5,994    110,589
*   Calfrac Well Services, Ltd.                            52,372    294,220
    Calian Group, Ltd.                                      2,400     60,663
    Callidus Capital Corp.                                  5,800     46,966
    Cameco Corp.(2166160)                                  83,684    770,165
    Cameco Corp.(2158684)                                   7,699     70,831
    Canaccord Genuity Group, Inc.                          56,815    299,319
*   Canacol Energy, Ltd.                                   60,048    208,948
    Canadian Imperial Bank of Commerce(2170525)            38,567  3,820,955
    Canadian Imperial Bank of Commerce(2418872)             2,936    290,723
    Canadian National Railway Co.(2180632)                 13,000  1,041,902
    Canadian National Railway Co.(2210959)                  5,736    459,568
    Canadian Natural Resources, Ltd.(2125202)              78,088  2,666,705
    Canadian Natural Resources, Ltd.(2171573)               1,920     65,545
    Canadian Pacific Railway, Ltd.                          9,072  1,679,721
    Canadian Tire Corp., Ltd. Class A                      12,043  1,680,439
    Canadian Utilities, Ltd. Class A                       18,114    536,204
    Canadian Western Bank                                  48,020  1,510,873
*   Canfor Corp.                                           37,704    884,358
    Canfor Pulp Products, Inc.                             15,606    184,354
    CanWel Building Materials Group, Ltd.                  12,100     65,911
    Capital Power Corp.                                    24,545    465,357
*   Capstone Mining Corp.                                 149,688    169,160
    Cara Operations, Ltd.                                   8,774    192,172
    Cardinal Energy, Ltd.                                  26,755     98,972
    Cascades, Inc.                                         34,087    427,335
*   Cathedral Energy Services, Ltd.                         7,500      9,573
    CCL Industries, Inc. Class B                           28,675  1,371,504
*   Celestica, Inc.(2263362)                                3,800     38,402
*   Celestica, Inc.(2262659)                               48,586    490,719
    Cenovus Energy, Inc.(B57FG04)                          19,900    189,778
    Cenovus Energy, Inc.(B5BQMT4)                         118,119  1,128,036
*   Centerra Gold, Inc.                                   106,954    552,162
    Cervus Equipment Corp.                                  3,004     35,511
    CES Energy Solutions Corp.                             25,217    121,985
*   CGI Group, Inc. Class A                                27,460  1,571,694
    Chesswood Group, Ltd.                                   4,300     40,203
*   China Gold International Resources Corp., Ltd.        125,324    249,629
    CI Financial Corp.                                     30,766    740,635
    Cineplex, Inc.                                         19,723    503,818

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Clearwater Seafoods, Inc.                               5,700 $   32,624
    Cogeco Communications, Inc.                             9,623    596,157
    Cogeco, Inc.                                           26,326  1,606,100
*   Colabor Group, Inc.                                    13,000      7,504
    Colliers International Group, Inc.(BYL7WD4)             6,938    420,096
    Colliers International Group, Inc.(BYL7SB4)             2,800    169,593
    Computer Modelling Group, Ltd.                         21,224    172,208
    Cona Resources, Ltd.                                   11,822     19,319
    Constellation Software, Inc.                            2,091  1,351,687
*   Copper Mountain Mining Corp.                           81,321     83,304
    Corby Spirit and Wine, Ltd.                             2,200     40,029
    Corus Entertainment, Inc. Class B                      48,825    335,027
    Cott Corp.(2228941)                                    30,576    509,396
    Cott Corp.(2228952)                                    44,999    750,715
    Crescent Point Energy Corp.(B67C8W8)                   21,400    168,764
    Crescent Point Energy Corp.(B67C970)                  107,143    845,358
*   Crew Energy, Inc.                                      65,575    119,954
*   CRH Medical Corp.                                      16,065     48,195
*   Delphi Energy Corp.                                   112,471     90,525
*   Denison Mines Corp.                                   188,385     96,490
*   Descartes Systems Group, Inc. (The)                     9,700    274,439
*   Detour Gold Corp.                                      69,263    739,932
    DHX Media, Ltd.(BRF12N3)                               23,751     92,880
    DHX Media, Ltd.(BRF12P5)                               19,772     77,641
*   DIRTT Environmental Solutions                          10,600     49,467
    Dollarama, Inc.                                        13,114  1,793,100
    Dorel Industries, Inc. Class B                         13,250    332,220
*   Dundee Precious Metals, Inc.                           63,220    151,111
    E-L Financial Corp., Ltd.                                 184    119,676
    ECN Capital Corp.                                      42,700    129,489
    Eldorado Gold Corp.(2304625)                           22,591     29,368
    Eldorado Gold Corp.(2307873)                          278,188    359,609
    Element Fleet Management Corp.                        160,123  1,080,505
    Emera, Inc.                                             5,459    201,939
    Empire Co., Ltd. Class A                               74,904  1,449,362
    Enbridge Income Fund Holdings, Inc.                    30,603    696,405
    Enbridge, Inc.(2466149)                                17,804    651,800
    Enbridge, Inc.(2478906)                                23,256    851,867
    Encana Corp.(2793193)                                  41,267    510,302
    Encana Corp.(2793182)                                  77,786    962,991
*   Endeavour Mining Corp.                                 21,819    402,861
*   Endeavour Silver Corp.                                  4,372     10,450
    Enercare, Inc.                                         36,044    580,807
    Enerflex, Ltd.                                         36,495    434,083
*   Energy Fuels, Inc.                                     20,600     33,161
    Enerplus Corp.(B521G07)                                51,964    590,311
    Enerplus Corp.(B584T89)                                82,000    931,333
    Enghouse Systems, Ltd.                                  4,922    259,826
    Ensign Energy Services, Inc.                           63,220    378,292
*   Epsilon Energy, Ltd.                                   17,760     37,830
    Equitable Group, Inc.                                   7,300    398,354
*   Essential Energy Services Trust                        38,149     22,641
    Evertz Technologies, Ltd.                               8,165    115,040

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Exchange Income Corp.                                   8,657 $  235,780
    Exco Technologies, Ltd.                                35,440    278,046
*   EXFO, Inc.                                                 33        151
    Extendicare, Inc.                                      22,835    161,701
    Fairfax Financial Holdings, Ltd.                        3,277  1,723,755
    Fiera Capital Corp.                                    10,800    113,620
    Finning International, Inc.                            55,369  1,524,673
    First Capital Realty, Inc.                             22,500    376,280
*   First Majestic Silver Corp.                            40,384    246,901
    First National Financial Corp.                          4,100     95,133
    First Quantum Minerals, Ltd.                          155,578  2,319,752
    FirstService Corp.(BY9C8H7)                             6,470    430,320
    FirstService Corp.(BYL7ZF7)                             2,400    159,844
    Fortis, Inc.(2347200)                                  15,097    533,427
    Fortis, Inc.(B3BH7R6)                                   2,997    105,914
*   Fortress Paper, Ltd. Class A                            1,649      4,505
*   Fortuna Silver Mines, Inc.                             54,140    260,576
    Franco-Nevada Corp.                                     3,505    267,747
    Gamehost, Inc.                                          6,298     51,587
*   Gear Energy, Ltd.                                      48,999     35,455
    Genesis Land Development Corp.                         12,700     37,894
    Genworth MI Canada, Inc.                               25,974    891,985
    George Weston, Ltd.                                    11,061    968,692
    Gibson Energy, Inc.                                    27,072    390,893
    Gildan Activewear, Inc.                                21,696    737,840
*   Glacier Media, Inc.                                     1,400        820
    Gluskin Sheff + Associates, Inc.                        8,975    115,508
*   GMP Capital, Inc.                                      11,769     39,326
    goeasy, Ltd.                                            8,267    256,815
    Goldcorp, Inc.(2676636)                               101,936  1,459,724
    Goldcorp, Inc.(2676302)                                17,818    255,102
*   Golden Star Resources, Ltd.                            95,063     77,287
*   Gran Tierra Energy, Inc.(38500T101)                       444      1,230
*   Gran Tierra Energy, Inc.(B2PPCS5)                     167,248    462,312
    Granite Oil Corp.                                      19,930     38,725
*   Great Canadian Gaming Corp.                            16,200    482,049
*   Great Panther Silver, Ltd.                             18,200     23,009
    Great-West Lifeco, Inc.                                15,500    438,285
*   Heroux-Devtek, Inc.                                     8,391     96,190
    High Arctic Energy Services, Inc.                       4,800     15,454
    High Liner Foods, Inc.                                 12,787    143,568
    Home Capital Group, Inc.                               30,339    421,786
    Horizon North Logistics, Inc.                          56,814     76,214
    HudBay Minerals, Inc.(B05BQ98)                         58,043    499,170
    HudBay Minerals, Inc.(B05BDX1)                         77,032    660,095
    Hudson's Bay Co.                                       33,828    293,451
*   Husky Energy, Inc.                                     58,320    854,889
    Hydro One, Ltd.                                        12,100    218,489
*   IAMGOLD Corp.(2149525)                                 35,221    207,099
*   IAMGOLD Corp.(2446646)                                253,831  1,494,095
    IGM Financial, Inc.                                     8,283    295,831
*   Imperial Metals Corp.                                  11,400     21,780
    Imperial Oil, Ltd.                                     19,697    619,274

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Imvescor Restaurant Group, Inc.                         3,900 $   12,968
*   Indigo Books & Music, Inc.                              1,800     26,341
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                 33,201  1,589,599
    Information Services Corp.                              2,900     41,543
    Innergex Renewable Energy, Inc.                        26,912    301,283
    Intact Financial Corp.                                  7,700    645,611
    Inter Pipeline, Ltd.                                   25,109    481,358
*   Interfor Corp.                                         33,168    628,574
    Intertape Polymer Group, Inc.                          19,270    335,893
*   Iron Bridge Resources, Inc.                            82,801     38,708
    Jean Coutu Group PJC, Inc. (The) Class A               19,200    378,380
    Just Energy Group, Inc.                                28,226    120,477
    K-Bro Linen, Inc.                                       1,229     39,967
*   Kelt Exploration, Ltd.                                 64,047    392,615
    Keyera Corp.                                           22,144    623,093
*   Kinaxis, Inc.                                           4,482    301,824
*   Kinross Gold Corp.(496902404)                           7,412     32,094
*   Kinross Gold Corp.(B03Z841)                           654,900  2,843,224
    Kirkland Lake Gold, Ltd.                               40,234    606,454
*   Klondex Mines, Ltd.                                    57,163    125,480
    Lassonde Industries, Inc. Class A                         500    102,846
    Laurentian Bank of Canada                              16,761    724,947
    Leon's Furniture, Ltd.                                  7,944    113,670
    Linamar Corp.                                          24,663  1,456,320
    Liquor Stores N.A., Ltd.                               15,791    159,194
    Loblaw Cos., Ltd.                                      15,350    831,499
    Lucara Diamond Corp.                                  108,914    225,797
    Lundin Mining Corp.                                   338,594  2,447,236
    Magellan Aerospace Corp.                                9,800    163,094
    Magna International, Inc.(2554475)                     57,234  3,269,318
    Magna International, Inc.(2554549)                      1,515     86,582
*   Mainstreet Equity Corp.                                 3,543    126,453
*   Major Drilling Group International, Inc.               38,697    201,979
    Mandalay Resources Corp.                              185,085     41,381
    Manulife Financial Corp.(2492519)                      70,641  1,498,968
    Manulife Financial Corp.(2492520)                      85,648  1,818,307
    Maple Leaf Foods, Inc.                                 28,187    798,632
    Martinrea International, Inc.                          48,141    563,211
    Maxar Technologies, Ltd.                               27,030  1,705,747
    Medical Facilities Corp.                               19,042    238,102
*   MEG Energy Corp.                                       92,277    417,122
    Methanex Corp.(2654416)                                18,500  1,167,756
    Methanex Corp.(2578378)                                 5,399    339,867
    Metro, Inc.                                            59,384  1,987,191
*   Mitel Networks Corp.                                   52,650    474,706
    Morguard Corp.                                            400     59,902
    Morneau Shepell, Inc.                                  21,396    398,870
    MTY Food Group, Inc.                                    4,300    185,320
    Mullen Group, Ltd.                                     38,519    470,997
*   NAPEC, Inc.                                            10,600     16,546
    National Bank of Canada                                63,491  3,295,338
    New Flyer Industries, Inc.                             11,365    536,557
*   New Gold, Inc.                                        206,119    623,384

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   Newalta Corp.                                          38,960 $   37,376
    Norbord, Inc.(2641441)                                  8,762    334,680
    Norbord, Inc.(B01DN31)                                    457     17,421
    North American Energy Partners, Inc.                    8,600     41,602
    North West Co., Inc. (The)                             11,630    275,527
    Northland Power, Inc.                                  25,075    466,436
*   Nutrien, Ltd.(BDH3SB9)                                 43,602  2,282,120
*   Nutrien, Ltd.(BDRJLN0)                                 28,041  1,466,997
*   NuVista Energy, Ltd.                                   69,369    490,659
*   Obsidian Energy, Ltd.(BDHLTY3)                         26,052     27,094
*   Obsidian Energy, Ltd.(BDHLTZ4)                        201,044    209,217
    OceanaGold Corp.                                      323,124    890,561
    Onex Corp.                                              9,400    704,006
    Open Text Corp.                                        18,400    630,088
    Osisko Gold Royalties, Ltd.                            45,003    505,641
#*  Painted Pony Energy, Ltd.                              41,052     78,099
    Pan American Silver Corp.(2703396)                     60,321    990,471
    Pan American Silver Corp.(2669272)                     10,200    167,512
*   Paramount Resources, Ltd. Class A                      31,088    454,942
*   Parex Resources, Inc.                                  31,286    467,255
    Parkland Fuel Corp.                                    22,918    537,548
    Pason Systems, Inc.                                    10,130    151,373
    Pembina Pipeline Corp.(B4PPQG5)                         7,992    272,607
    Pembina Pipeline Corp.(B4PT2P8)                        31,133  1,061,297
*   Pengrowth Energy Corp.                                216,240    170,531
    Peyto Exploration & Development Corp.                  36,231    330,497
*   PHX Energy Services Corp.                              14,919     29,110
    Pizza Pizza Royalty Corp.                              10,074    118,513
*   Precision Drilling Corp.(B5TQB99)                      24,082     87,418
*   Precision Drilling Corp.(B5YPLH9)                     100,961    366,086
*   Premier Gold Mines, Ltd.                               87,051    245,583
    Premium Brands Holdings Corp.                           7,600    661,138
    Pulse Seismic, Inc.                                    22,820     59,184
    Pure Technologies, Ltd.                                 5,300     38,759
    Quarterhill, Inc.                                      68,268    124,325
    Quebecor, Inc. Class B                                 38,800    757,073
*   Questerre Energy Corp. Class A                         32,700     24,724
*   Raging River Exploration, Inc.                        108,366    656,361
    Reitmans Canada, Ltd. Class A                          19,404     68,939
    Restaurant Brands International, Inc.                   6,600    398,683
    Richelieu Hardware, Ltd.                               12,004    309,664
    Ritchie Bros Auctioneers, Inc.(2202729)                 4,495    146,177
    Ritchie Bros Auctioneers, Inc.(2345390)                 7,600    247,216
    Rocky Mountain Dealerships, Inc.                        8,291     87,561
    Rogers Communications, Inc. Class B(2125268)            5,774    281,771
    Rogers Communications, Inc. Class B(2169051)            4,600    224,502
    Rogers Sugar, Inc.                                     49,881    253,460
    Royal Bank of Canada(2754383)                          55,774  4,775,705
    Royal Bank of Canada(2756196)                          69,446  5,949,439
    Russel Metals, Inc.                                    20,051    509,589
*   Sandstorm Gold, Ltd.                                   59,244    311,633
    Saputo, Inc.                                           15,040    517,596
    Secure Energy Services, Inc.                           64,000    463,089

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   SEMAFO, Inc.                                          114,114 $  337,703
*   Seven Generations Energy, Ltd. Class A                 48,033    669,728
    Shaw Communications, Inc. Class B(2591900)             26,776    584,520
    Shaw Communications, Inc. Class B(2801836)             10,510    229,426
    ShawCor, Ltd.                                          14,898    336,235
*   Sherritt International Corp.                          155,603    159,398
*   Shopify, Inc. Class A                                     699     89,416
    Sienna Senior Living, Inc.                              9,509    136,837
*   Sierra Wireless, Inc.(2585259)                          6,567    127,071
*   Sierra Wireless, Inc.(2418968)                          7,200    139,141
    Sleep Country Canada Holdings, Inc.                     7,300    194,192
    SNC-Lavalin Group, Inc.                                10,074    445,631
*   Solium Capital, Inc.                                    6,223     57,120
*   Spartan Energy Corp.                                   62,492    316,525
    Sprott, Inc.                                           93,500    218,927
*   SSR Mining, Inc.(784730103)                             8,887     76,873
*   SSR Mining, Inc.(BF7MPL9)                              49,463    427,469
    Stantec, Inc.(2854238)                                 16,542    481,197
    Stantec, Inc.(B0G11S1)                                  2,216     64,375
*   Stars Group, Inc. (The)(BDG1ML2)                       18,715    476,297
*   Stars Group, Inc. (The)(BDG1MJ0)                       17,397    441,997
    Stella-Jones, Inc.                                     10,388    437,394
*   Strad Energy Services, Ltd.                               100        131
    Stuart Olson, Inc.                                      1,740      8,884
    Student Transportation, Inc.                           38,096    227,027
    Sun Life Financial, Inc.(2566124)                      15,000    650,854
    Sun Life Financial, Inc.(2568283)                      34,610  1,501,036
    Suncor Energy, Inc.(B3NB0P5)                           80,311  2,911,274
    Suncor Energy, Inc.(B3NB1P2)                          111,613  4,043,474
*   SunOpta, Inc.(2836634)                                 22,701    167,987
*   SunOpta, Inc.(2817510)                                  4,800     35,512
    Superior Plus Corp.                                    64,105    623,851
    Supremex, Inc.                                          2,929     10,621
    Surge Energy, Inc.                                    124,742    195,733
    Tahoe Resources, Inc.(B4WHL92)                         80,828    354,837
    Tahoe Resources, Inc.(B5B9KV1)                         25,669    113,319
*   Tamarack Valley Energy, Ltd.                           30,345     70,065
*   Taseko Mines, Ltd.                                     94,213    166,979
    Teck Resources, Ltd. Class A                              600     17,434
    Teck Resources, Ltd. Class B(2124533)                 122,808  3,567,572
    Teck Resources, Ltd. Class B(2879327)                  78,125  2,268,801
    TELUS Corp.                                            24,664    928,610
*   Teranga Gold Corp.                                     31,635     86,931
    TFI International, Inc.                                44,463  1,149,531
*   Theratechnologies, Inc.                                16,597    107,273
    Thomson Reuters Corp.                                  24,281  1,050,795
    TMX Group, Ltd.                                        14,192    892,711
    TORC Oil & Gas, Ltd.                                   70,208    388,141
*   Torex Gold Resources, Inc.                              8,500     87,695
    Toromont Industries, Ltd.                              15,859    692,510
    Toronto-Dominion Bank (The)(2897222)                   92,478  5,625,369
    Toronto-Dominion Bank (The)(2042516)                      934     56,797
    Torstar Corp. Class B                                  16,400     21,600

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    Total Energy Services, Inc.                             17,299 $    192,685
*   Tourmaline Oil Corp.                                    47,450      766,538
    TransAlta Corp.(2786096)                                33,238      182,809
    TransAlta Corp.(2901628)                               101,051      558,656
    TransAlta Renewables, Inc.                              24,315      243,941
    TransCanada Corp.                                       36,263    1,669,572
    Transcontinental, Inc. Class A                          36,087      729,662
*   TransGlobe Energy Corp.(893662106)                       1,119        1,645
*   TransGlobe Energy Corp.(2470548)                        28,190       41,712
*   Trican Well Service, Ltd.                              148,510      464,848
*   Trinidad Drilling, Ltd.                                127,520      182,467
*   Trisura Group, Ltd.                                        221        4,511
*   Turquoise Hill Resources, Ltd.                         217,037      661,698
    Uni-Select, Inc.                                        22,152      489,685
*   UrtheCast Corp.                                         11,500        9,537
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)    83,065    1,537,533
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)   124,223    2,300,650
    Valener, Inc.                                           10,434      189,763
    Vermilion Energy, Inc.(B3KVGT4)                         15,293      578,075
    Vermilion Energy, Inc.(B607XS1)                          3,800      143,659
    Wajax Corp.                                             10,229      184,870
    Waste Connections, Inc.                                 11,349      815,667
*   Wesdome Gold Mines, Ltd.                                63,960      100,880
    West Fraser Timber Co., Ltd.                            27,036    1,891,641
*   Western Energy Services Corp.                           38,366       39,926
    Western Forest Products, Inc.                          206,594      480,373
    Westshore Terminals Investment Corp.                    12,037      246,318
    Wheaton Precious Metals Corp.(BDG1S92)                  40,839      881,714
    Wheaton Precious Metals Corp.(BF13KN5)                   3,698       79,883
    Whitecap Resources, Inc.                               199,208    1,455,997
    Winpak, Ltd.                                             8,500      308,004
    WSP Global, Inc.                                        20,978    1,015,813
    Yamana Gold, Inc.(2237646)                               8,700       29,928
    Yamana Gold, Inc.(2219279)                             293,194    1,013,069
*   Yangarra Resources, Ltd.                                21,609       83,098
*   Yellow Pages, Ltd.                                       9,936       62,201
    ZCL Composites, Inc.                                     7,600       69,883
                                                                   ------------
TOTAL CANADA                                                        223,942,252
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA                                           423,830      135,995
    Aguas Andinas SA Class A                               422,238      284,508
    Banco de Chile ADR                                       1,582      160,652
    Banco de Credito e Inversiones                           7,515      576,967
    Banco Santander Chile                                1,227,899      103,728
    Banco Santander Chile ADR                                8,227      280,115
    Banmedica SA                                            41,516      144,455
    Besalco SA                                             173,357      206,701
    CAP SA                                                  44,356      574,198
    Cencosud SA                                            111,541      347,646
    Cia Cervecerias Unidas SA Sponsored ADR                 11,298      331,822
*   Cia Sud Americana de Vapores SA                      7,272,393      378,648

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Colbun SA                                               610,314 $   151,745
    Cristalerias de Chile SA                                  2,000      22,089
    Embotelladora Andina SA Class B ADR                       4,903     142,432
    Empresa Nacional de Telecomunicaciones SA                55,106     658,506
*   Empresas AquaChile SA                                    28,692      17,355
    Empresas CMPC SA                                        252,408     993,063
    Empresas COPEC SA                                        21,433     370,782
    Empresas Hites SA                                        30,027      37,393
*   Empresas La Polar SA                                    453,184      49,032
    Enel Americas SA                                        368,503      86,239
    Enel Americas SA ADR                                     59,761     703,985
    Enel Chile SA(BYMLZD6)                                  368,503      46,490
    Enel Chile SA(BYYHKR1)                                   47,492     299,200
    Enel Generacion Chile SA                                139,284     133,252
    Enel Generacion Chile SA ADR                              7,303     210,107
    Engie Energia Chile SA                                   99,395     220,510
    Forus SA                                                 17,454      79,629
    Grupo Security SA                                       355,879     192,446
    Inversiones Aguas Metropolitanas SA                     225,716     445,939
    Inversiones La Construccion SA                            9,888     205,386
    Itau CorpBanca(BZ30DD5)                                   9,675     147,931
    Itau CorpBanca(BYT25P4)                              16,198,544     164,440
    Latam Airlines Group SA                                   6,144     106,396
    Latam Airlines Group SA Sponsored ADR                    71,815   1,226,600
*   Masisa SA                                               787,592      62,090
    Molibdenos y Metales SA                                   1,797      25,035
    Multiexport Foods SA                                    155,624      71,779
    Parque Arauco SA                                        128,686     424,070
    PAZ Corp. SA                                             30,769      57,320
    Ripley Corp. SA                                         240,127     284,482
    SACI Falabella                                           18,297     192,241
    Salfacorp SA                                            151,840     312,669
    Sigdo Koppers SA                                         78,916     166,617
    Sociedad Matriz SAAM SA                                 345,944      38,144
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       5,679     320,182
    Socovesa SA                                             110,770      78,242
    Sonda SA                                                110,638     229,557
    Vina Concha y Toro SA                                   119,248     265,142
    Vina Concha y Toro SA Sponsored ADR                         800      34,792
                                                                    -----------
TOTAL CHILE                                                          12,798,744
                                                                    -----------
CHINA -- (7.8%)
*   21Vianet Group, Inc. ADR                                 29,993     273,236
*   3SBio, Inc.                                             133,500     272,454
*   500.com, Ltd. Class A ADR                                 7,244      90,550
*   51job, Inc. ADR                                           1,915     134,222
*   58.com, Inc. ADR                                         13,236   1,057,292
    AAC Technologies Holdings, Inc.                          93,500   1,549,256
    Agile Group Holdings, Ltd.                            1,056,749   1,893,299
    Agricultural Bank of China, Ltd. Class H              2,792,000   1,708,252
    Air China, Ltd. Class H                                 428,000     623,953
*   AKM Industrial Co., Ltd.                                 50,000      12,064

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   Alibaba Group Holding, Ltd. Sponsored ADR                18,326 $3,743,819
*   Alibaba Pictures Group, Ltd.                          3,190,000    444,058
*   Aluminum Corp. of China, Ltd. ADR                         4,650     78,445
*   Aluminum Corp. of China, Ltd. Class H                   768,000    519,390
    AMVIG Holdings, Ltd.                                    130,000     34,228
    Angang Steel Co., Ltd. Class H                          416,000    451,794
    Anhui Conch Cement Co., Ltd. Class H                    278,000  1,525,339
    Anhui Expressway Co., Ltd. Class H                      110,000     91,554
    Anta Sports Products, Ltd.                              200,000    959,618
*   Anton Oilfield Services Group                           744,000    108,910
*   Anxin-China Holdings, Ltd.                              816,000      7,531
*   Aowei Holdings, Ltd.                                     59,000     15,818
    Asia Cement China Holdings Corp.                        143,500     58,502
    Ausnutria Dairy Corp., Ltd.                             148,000     97,732
*   AVIC International Holding HK, Ltd.                     776,000     52,663
    AVIC International Holdings, Ltd. Class H               172,000    149,101
    AviChina Industry & Technology Co., Ltd. Class H      1,005,000    538,341
    BAIC Motor Corp., Ltd. Class H                          704,000  1,099,560
*   Baidu, Inc. Sponsored ADR                                 3,334    823,231
    Bank of China, Ltd. Class H                           6,209,800  3,721,745
    Bank of Chongqing Co., Ltd. Class H                     176,500    162,134
    Bank of Communications Co., Ltd. Class H                715,695    618,063
    Bank of Zhengzhou Co., Ltd. Class H                      76,000     45,724
*   Baoye Group Co., Ltd. Class H                            87,040     61,282
    BBMG Corp. Class H                                      606,000    300,726
    Beijing Capital International Airport Co., Ltd.
      Class H                                               632,000    959,566
    Beijing Capital Land, Ltd. Class H                      534,000    348,191
*   Beijing Enterprises Clean Energy Group, Ltd.          6,480,000    215,024
    Beijing Enterprises Holdings, Ltd.                      148,500    911,291
*   Beijing Enterprises Medical & Health Group, Ltd.      1,242,000     68,277
    Beijing Enterprises Water Group, Ltd.                 1,911,000  1,372,488
    Beijing Jingneng Clean Energy Co., Ltd. Class H         350,000     99,046
    Beijing North Star Co., Ltd. Class H                    358,000    141,120
*   Beijing Properties Holdings, Ltd.                       616,000     25,152
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H                                64,000     38,976
    Best Pacific International Holdings, Ltd.               186,000    110,955
*   Besunyen Holdings Co., Ltd.                             170,000     12,813
*   Bitauto Holdings, Ltd. ADR                               13,092    455,471
*   Boer Power Holdings, Ltd.                               117,000     27,028
    Brilliance China Automotive Holdings, Ltd.              328,000    833,919
    Byd Co., Ltd. Class H                                   142,000  1,336,058
    BYD Electronic International Co., Ltd.                  361,500    888,025
*   C C Land Holdings, Ltd.                                 794,824    181,520
*   C.banner International Holdings, Ltd.                   126,000     40,915
    Cabbeen Fashion, Ltd.                                   155,000     44,478
    Canvest Environmental Protection Group Co., Ltd.        170,000     98,446
*   Capital Environment Holdings, Ltd.                    2,440,000     96,356
*   CAR, Inc.                                               325,000    269,260
*   Carnival Group International Holdings, Ltd.           1,070,000     49,224
    Carrianna Group Holdings Co., Ltd.                       26,000      3,689
*   Central China Real Estate, Ltd.                         296,696    148,067
    Central China Securities Co., Ltd. Class H              239,000    104,990
*   Century Sunshine Group Holdings, Ltd.                 1,055,000     35,000

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   CGN Meiya Power Holdings Co., Ltd.                      672,000 $    96,372
    CGN Power Co., Ltd. Class H                           1,455,000     410,962
    Changshouhua Food Co., Ltd.                              87,000      43,049
    Chaowei Power Holdings, Ltd.                            321,000     182,408
*   Cheetah Mobile, Inc. ADR                                  4,738      78,509
*   Chigo Holding, Ltd.                                   1,272,000      18,634
*   Chiho Environmental Group, Ltd.                          70,000      37,600
    China Aerospace International Holdings, Ltd.            848,000     102,050
    China Agri-Industries Holdings, Ltd.                  1,073,700     498,505
    China All Access Holdings, Ltd.                         160,000      49,057
*   China Animal Healthcare, Ltd.                            47,000       3,735
    China Animation Characters Co., Ltd.                    230,000      84,606
    China Aoyuan Property Group, Ltd.                       621,000     546,045
    China BlueChemical, Ltd. Class H                        812,000     292,104
    China CITIC Bank Corp., Ltd. Class H                    826,000     678,137
    China Coal Energy Co., Ltd. Class H                     743,000     383,414
    China Communications Construction Co., Ltd. Class H   1,063,000   1,265,700
    China Communications Services Corp., Ltd. Class H       852,000     539,721
    China Conch Venture Holdings, Ltd.                      340,500     952,489
    China Construction Bank Corp. Class H                12,259,200  14,074,437
    China Datang Corp. Renewable Power Co., Ltd. Class H    559,000      72,007
*   China Daye Non-Ferrous Metals Mining, Ltd.            3,026,163      41,589
*   China Dynamics Holdings, Ltd.                         1,050,000      21,010
    China Eastern Airlines Corp., Ltd.                        2,373     106,595
    China Eastern Airlines Corp., Ltd. Class H              674,000     609,517
    China Electronics Huada Technology Co., Ltd.            122,000      20,471
    China Electronics Optics Valley Union Holding Co.,
      Ltd.                                                  452,000      40,385
    China Energy Engineering Corp., Ltd. Class H            304,000      57,511
    China Everbright Bank Co., Ltd. Class H                 572,000     323,724
    China Everbright International, Ltd.                    335,000     510,172
    China Everbright Water, Ltd.                            127,600      45,589
*   China Evergrande Group                                2,232,000   7,350,198
*   China Fiber Optic Network System Group, Ltd.            521,599       8,755
    China Financial Services Holdings, Ltd.                 354,000      29,901
    China Foods, Ltd.                                       396,000     213,402
    China Galaxy Securities Co., Ltd. Class H               719,000     585,721
    China Gas Holdings, Ltd.                                434,200   1,267,595
*   China Glass Holdings, Ltd.                              262,000      26,704
    China Grand Pharmaceutical and Healthcare Holdings,
*     Ltd. Class A                                          276,000     173,079
    China Greenland Broad Greenstate Group Co., Ltd.        356,000      55,608
    China Hanking Holdings, Ltd.                            268,000      40,563
*   China Harmony New Energy Auto Holding, Ltd.             326,500     239,484
*   China High Precision Automation Group, Ltd.             127,000       3,714
    China High Speed Transmission Equipment Group Co.,
      Ltd.                                                   80,000     140,917
    China Hongqiao Group, Ltd.                              529,500     675,097
*   China Huishan Dairy Holdings Co., Ltd.                  682,000         682
*   China Huiyuan Juice Group, Ltd.                         368,500     109,594
    China International Capital Corp., Ltd. Class H         199,600     447,683
    China International Marine Containers Group Co.,
      Ltd. Class H                                          126,800     260,980
*   China ITS Holdings Co., Ltd.                            291,000      17,822
    China Jinmao Holdings Group, Ltd.                     2,240,000   1,458,139
    China Lesso Group Holdings, Ltd.                        666,000     518,961
    China Life Insurance Co., Ltd. ADR                       11,032     184,896

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    China Life Insurance Co., Ltd. Class H                   38,000 $  127,954
    China Lilang, Ltd.                                      208,000    187,817
*   China Logistics Property Holdings Co., Ltd.              49,000     15,649
    China Longyuan Power Group Corp., Ltd. Class H          444,000    324,084
*   China LotSynergy Holdings, Ltd.                       1,980,000     44,541
    China Maple Leaf Educational Systems, Ltd.              146,000    182,553
    China Medical System Holdings, Ltd.                     515,000  1,102,368
    China Meidong Auto Holdings, Ltd.                       146,000     52,201
    China Mengniu Dairy Co., Ltd.                           322,000  1,049,698
    China Merchants Bank Co., Ltd. Class H                  450,701  2,200,469
    China Merchants Securities Co., Ltd. Class H             13,200     22,309
    China Minsheng Banking Corp., Ltd. Class H              672,600    767,204
*   China Minsheng Financial Holding Corp., Ltd.            990,000     35,287
    China Mobile, Ltd.                                      396,000  4,170,035
    China Mobile, Ltd. Sponsored ADR                         73,952  3,894,312
*   China Modern Dairy Holdings, Ltd.                       106,000     20,278
    China Molybdenum Co., Ltd. Class H                      300,000    230,177
    China National Building Material Co., Ltd. Class H    1,524,000  1,616,961
    China National Materials Co., Ltd. Class H              644,000    580,931
*   China New Town Development Co., Ltd.                  1,093,883     43,343
    China NT Pharma Group Co., Ltd.                         211,500     47,982
*   China Nuclear Energy Technology Corp., Ltd.              10,000      1,894
*   China Oceanwide Holdings, Ltd.                          390,000     27,909
    China Oil & Gas Group, Ltd.                           2,404,000    241,948
    China Oilfield Services, Ltd. Class H                   426,000    507,000
    China Oriental Group Co., Ltd.                          488,000    379,326
    China Overseas Grand Oceans Group, Ltd.                 687,375    430,249
    China Overseas Land & Investment, Ltd.                1,378,827  5,332,298
    China Overseas Property Holdings, Ltd.                  774,275    297,090
    China Pacific Insurance Group Co., Ltd. Class H         118,600    599,500
    China Petroleum & Chemical Corp. ADR                     12,059  1,047,281
    China Petroleum & Chemical Corp. Class H              3,537,400  3,057,784
    China Pioneer Pharma Holdings, Ltd.                     209,000     67,792
    China Power Clean Energy Development Co., Ltd.           96,000     59,539
    China Power International Development, Ltd.           1,233,333    336,542
*   China Properties Group, Ltd.                            173,000     38,599
    China Railway Construction Corp., Ltd. Class H          473,500    574,924
    China Railway Group, Ltd. Class H                       529,000    405,160
    China Railway Signal & Communication Corp., Ltd.
      Class H                                               373,000    287,583
    China Reinsurance Group Corp. Class H                   582,000    136,691
    China Resources Beer Holdings Co., Ltd.                 380,962  1,438,628
    China Resources Cement Holdings, Ltd.                   852,610    641,416
    China Resources Gas Group, Ltd.                         394,000  1,297,416
    China Resources Land, Ltd.                              648,444  2,580,770
    China Resources Pharmaceutical Group, Ltd.              563,500    741,591
    China Resources Phoenix Healthcare Holdings Co., Ltd.    85,500    123,603
    China Resources Power Holdings Co., Ltd.                264,678    488,028
*   China Ruifeng Renewable Energy Holdings, Ltd.           300,000     25,315
*   China Rundong Auto Group, Ltd.                           62,000     26,387
    China Sanjiang Fine Chemicals Co., Ltd.                 185,000     79,830
    China SCE Property Holdings, Ltd.                       916,600    492,635
*   China Shengmu Organic Milk, Ltd.                        701,000    109,287
    China Shenhua Energy Co., Ltd. Class H                  556,116  1,727,993

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    China Shineway Pharmaceutical Group, Ltd.               137,000 $  168,632
    China Silver Group, Ltd.                                284,000     80,627
    China Singyes Solar Technologies Holdings, Ltd.         249,600    101,916
    China South City Holdings, Ltd.                       1,628,000    490,160
    China Southern Airlines Co., Ltd. Class H               706,000    919,575
    China Southern Airlines Co., Ltd. Sponsored ADR           3,231    209,046
    China Starch Holdings, Ltd.                           1,105,000     44,957
    China State Construction International Holdings, Ltd.   861,300  1,243,249
    China Sunshine Paper Holdings Co., Ltd.                 106,500     32,357
    China Suntien Green Energy Corp., Ltd. Class H          485,000    120,465
*   China Taifeng Beddings Holdings, Ltd.                    44,000      1,139
    China Taiping Insurance Holdings Co., Ltd.              422,306  1,818,001
    China Telecom Corp., Ltd. ADR                             3,368    167,187
    China Telecom Corp., Ltd. Class H                       372,000    184,241
    China Tian Lun Gas Holdings, Ltd.                        58,500     45,523
    China Traditional Chinese Medicine Holdings Co., Ltd.   552,000    363,112
    China Travel International Investment Hong Kong, Ltd. 1,274,000    469,447
*   China Unicom Hong Kong, Ltd.                          1,508,000  2,260,506
*   China Unicom Hong Kong, Ltd. ADR                         88,795  1,335,477
    China Vanke Co., Ltd. Class H                           261,700  1,274,722
    China Vast Industrial Urban Development Co., Ltd.        45,000     22,816
    China Water Affairs Group, Ltd.                         310,000    292,056
*   China Water Industry Group, Ltd.                        252,000     53,460
    China Wood Optimization Holding, Ltd.                    88,000     22,637
    China XLX Fertiliser, Ltd.                              131,000     59,669
*   China Yurun Food Group, Ltd.                          1,186,000    175,589
    China ZhengTong Auto Services Holdings, Ltd.            492,500    499,514
    China Zhongwang Holdings, Ltd.                          759,600    436,110
    Chinasoft International, Ltd.                           420,000    296,149
    Chongqing Machinery & Electric Co., Ltd. Class H        633,925     67,067
    Chongqing Rural Commercial Bank Co., Ltd. Class H 1,506,000 1,360,307 Chu Kong Petroleum & Natural Gas Steel Pipe
*     Holdings, Ltd.                                         49,000      5,205
    Chu Kong Shipping Enterprise Group Co., Ltd.            180,000     47,493
    CIFI Holdings Group Co., Ltd.                         1,662,000  1,427,821
*   CIMC Enric Holdings, Ltd.                               180,000    197,595
*   CITIC Dameng Holdings, Ltd.                             361,000     23,959
    CITIC Resources Holdings, Ltd.                        1,250,000    137,091
    CITIC Securities Co., Ltd. Class H                      185,500    491,890
    CITIC, Ltd.                                             914,000  1,438,472
    Citychamp Watch & Jewellery Group, Ltd.                 450,000    106,872
    Clear Media, Ltd.                                        41,000     36,852
    CNOOC, Ltd.                                             644,000  1,012,279
    CNOOC, Ltd. Sponsored ADR                                20,875  3,281,550
*   Coastal Greenland, Ltd.                                 123,000      5,692
    Cogobuy Group                                            98,000     59,092
    Colour Life Services Group Co., Ltd.                    161,000    108,119
    Comba Telecom Systems Holdings, Ltd.                    607,429    106,194
*   Comtec Solar Systems Group, Ltd.                        208,000      7,443
    Concord New Energy Group, Ltd.                        2,600,000    125,928
    Consun Pharmaceutical Group, Ltd.                       198,000    224,085
*   Coolpad Group, Ltd.                                   1,779,600     35,592
*   COSCO SHIPPING Development Co., Ltd. Class H          1,639,000    364,479
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                               509,752    292,972

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   COSCO SHIPPING Holdings Co., Ltd. Class H               452,500 $  267,160
*   Coslight Technology International Group Co., Ltd.       130,000     49,281
    Cosmo Lady China Holdings Co., Ltd.                     275,000    108,114
    Country Garden Holdings Co., Ltd.                     2,179,786  4,682,155
    CP Pokphand Co., Ltd.                                 3,316,000    262,515
    CPMC Holdings, Ltd.                                     173,000    144,970
    CRCC High-Tech Equipment Corp., Ltd. Class H            175,500     50,324
    CRRC Corp., Ltd. Class H                                247,000    244,119
    CSPC Pharmaceutical Group, Ltd.                         992,000  2,197,544
    CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                66,000    104,280
    CT Environmental Group, Ltd.                          1,184,000    229,690
*   Ctrip.com International, Ltd. ADR                        40,065  1,874,241
    Da Ming International Holdings, Ltd.                     42,000     16,684
*   DaChan Food Asia, Ltd.                                  128,000      8,994
    Dah Chong Hong Holdings, Ltd.                           376,000    189,664
    Dali Foods Group Co., Ltd.                              502,000    492,122
    Dalian Port PDA Co., Ltd. Class H                       584,200    108,097
*   Daphne International Holdings, Ltd.                     350,000     23,191
    Datang International Power Generation Co., Ltd.
*     Class H                                               506,000    166,707
    Dawnrays Pharmaceutical Holdings, Ltd.                  225,000    129,038
*   DBA Telecommunication Asia Holdings, Ltd.                72,000        604
*   Differ Group Holding Co., Ltd.                          342,000     26,635
*   Digital China Holdings, Ltd.                            303,749    181,057
*   Dongfang Electric Corp., Ltd. Class H                   199,800    190,587
    Dongfeng Motor Group Co., Ltd. Class H                  756,000    984,492
    Dongjiang Environmental Co., Ltd. Class H                82,800    117,276
    Dongyue Group, Ltd.                                     421,000    368,922
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                76,000     42,915
*   Dynasty Fine Wines Group, Ltd.                          114,000      3,935
    E-Commodities Holdings, Ltd.                            828,000     92,012
*   eHi Car Services, Ltd. Sponsored ADR                      2,373     27,978
    ENN Energy Holdings, Ltd.                               106,000    818,983
    Essex Bio-technology, Ltd.                               62,000     44,368
    EVA Precision Industrial Holdings, Ltd.                 396,000     59,878
    Everbright Securities Co., Ltd. Class H                  69,000     90,576
    Fantasia Holdings Group Co., Ltd.                       940,500    172,372
    Far East Horizon, Ltd.                                  607,000    652,597
    First Tractor Co., Ltd. Class H                         232,000     98,346
    Fosun International, Ltd.                               412,892    972,057
    Fu Shou Yuan International Group, Ltd.                  416,000    372,759
    Fufeng Group, Ltd.                                      785,600    572,635
*   Fuguiniao Co., Ltd. Class H                              53,000      4,929
    Fullshare Holdings, Ltd.                                992,500    467,011
    Future Land Development Holdings, Ltd.                  752,000    736,174
    Fuyao Glass Industry Group Co., Ltd. Class H             65,200    275,316
*   GCL-Poly Energy Holdings, Ltd.                        6,797,000  1,168,899
    Geely Automobile Holdings, Ltd.                       2,045,000  6,505,877
    Gemdale Properties & Investment Corp., Ltd.           2,300,000    336,474
    Genscript Biotech Corp.                                  70,000    255,021
    GF Securities Co., Ltd. Class H                          67,000    149,287
*   Glorious Property Holdings, Ltd.                      1,768,000    198,447
    Golden Eagle Retail Group, Ltd.                         231,000    292,844
*   Golden Meditech Holdings, Ltd.                          172,000     30,053

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Golden Throat Holdings Group Co., Ltd.                   46,000 $   10,552
    Goldlion Holdings, Ltd.                                 162,000     65,054
    GOME Retail Holdings, Ltd.                            4,609,060    583,884
*   Grand Baoxin Auto Group, Ltd.                           288,881    129,745
    Great Wall Motor Co., Ltd. Class H                    1,114,500  1,354,363
*   Greater China Financial Holdings, Ltd.                  528,000     11,685
    Greatview Aseptic Packaging Co., Ltd.                   503,000    360,472
    Greenland Hong Kong Holdings, Ltd.                      466,000    264,122
    Greentown China Holdings, Ltd.                          325,500    567,808
    Greentown Service Group Co., Ltd.                       282,000    233,201
    Guangdong Investment, Ltd.                              410,000    609,572
    Guangdong Yueyun Transportation Co., Ltd. Class H        91,000     59,802
    Guangshen Railway Co., Ltd. Class H                      46,000     30,729
    Guangshen Railway Co., Ltd. Sponsored ADR                 6,099    202,914
    Guangzhou Automobile Group Co., Ltd. Class H             46,000    103,680
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                           46,000    134,504
    Guangzhou R&F Properties Co., Ltd. Class H              578,000  1,617,664
    Guodian Technology & Environment Group Corp., Ltd.
*     Class H                                               236,000     16,868
    Guolian Securities Co., Ltd. Class H                    124,000     58,544
    Guorui Properties, Ltd.                                 142,000     42,225
*   Haichang Ocean Park Holdings, Ltd.                      265,000     66,037
    Haier Electronics Group Co., Ltd.                       301,000  1,027,548
    Haitian International Holdings, Ltd.                    247,000    775,528
    Haitong Securities Co., Ltd. Class H                    247,200    402,695
*   Hanergy Thin Film Power Group, Ltd.                     710,000      3,809
*   Harbin Bank Co., Ltd. Class H                           107,000     35,350
    Harbin Electric Co., Ltd. Class H                       354,236    148,438
    Harmonicare Medical Holdings, Ltd.                       74,000     26,871
    HC International, Inc.                                  211,500    158,363
*   Health and Happiness H&H International Holdings, Ltd.    95,500    672,226
    Hengan International Group Co., Ltd.                    171,500  1,643,101
    Hengdeli Holdings, Ltd.                               1,021,400     56,540
*   Hi Sun Technology China, Ltd.                           510,000    103,905
    Hilong Holding, Ltd.                                    651,000    134,985
    Hisense Kelon Electrical Holdings Co., Ltd. Class H     116,000    158,715
    HKC Holdings, Ltd.                                       49,739     37,072
    HNA Infrastructure Co., Ltd. Class H                     20,000     19,968
*   HongDa Financial Holding, Ltd.                          600,000     18,456
*   Honghua Group, Ltd.                                   1,304,000    159,375
    Honworld Group, Ltd.                                     59,000     28,841
    Hopewell Highway Infrastructure, Ltd.                   186,475    114,336
    Hopson Development Holdings, Ltd.                       310,000    325,577
    HOSA International, Ltd.                                102,000     36,862
*   Hua Han Health Industry Holdings, Ltd.                1,573,842     79,973
    Huadian Fuxin Energy Corp., Ltd. Class H                552,000    145,094
    Huadian Power International Corp., Ltd. Class H         274,000    104,025
    Huaneng Power International, Inc. Class H               468,000    301,031
    Huaneng Power International, Inc. Sponsored ADR           3,000     77,280
    Huaneng Renewables Corp., Ltd. Class H                2,546,000    879,947
    Huatai Securities Co., Ltd. Class H                     148,200    335,111
    Huaxi Holdings Co., Ltd.                                 60,000     20,622
    Huishang Bank Corp., Ltd. Class H                       266,000    146,855
*   Hydoo International Holding, Ltd.                       146,000     13,117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   IMAX China Holding, Inc.                                  67,400 $  173,501
    Industrial & Commercial Bank of China, Ltd. Class H   10,068,460  9,484,163
    Inner Mongolia Yitai Coal Co., Ltd. Class H               21,900     32,766
*   JD.com, Inc. ADR                                          15,441    760,160
    Jiangnan Group, Ltd.                                     762,000     54,488
    Jiangsu Expressway Co., Ltd. Class H                     172,000    264,556
    Jiangxi Copper Co., Ltd. Class H                         355,000    599,752
*   Jiayuan International Group, Ltd.                        356,000    354,710
*   Jinchuan Group International Resources Co., Ltd.         341,000     63,838
*   JinkoSolar Holding Co., Ltd. ADR                          11,280    250,642
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                        83,500     55,069
    JNBY Design, Ltd.                                         88,500    133,584
    Joy City Property, Ltd.                                  768,000    132,335
    Ju Teng International Holdings, Ltd.                     460,000    131,571
*   Jutal Offshore Oil Services, Ltd.                        124,000     37,695
    K Wah International Holdings, Ltd.                       583,931    418,926
*   Kai Yuan Holdings, Ltd.                                1,980,000     12,283
*   Kaisa Group Holdings, Ltd.                               530,000    335,760
    Kangda International Environmental Co., Ltd.             285,000     60,531
*   Kasen International Holdings, Ltd.                       191,000     33,698
    Kinetic Mines and Energy, Ltd.                           812,000     61,323
    Kingboard Chemical Holdings, Ltd.                        410,000  2,243,408
    Kingboard Laminates Holdings, Ltd.                       489,500    859,893
*   Kingdee International Software Group Co., Ltd.           433,600    282,025
    Kingsoft Corp., Ltd.                                     207,000    706,339
*   Koradior Holdings, Ltd.                                   76,000     78,597
*   KuangChi Science, Ltd.                                   688,000    198,574
    Kunlun Energy Co., Ltd.                                1,538,000  1,525,638
    KWG Property Holding, Ltd.                               541,400    912,331
*   Labixiaoxin Snacks Group, Ltd.                           200,000     11,557
    Lai Fung Holdings, Ltd.                                   27,560     45,950
    Lee & Man Chemical Co., Ltd.                              48,300     38,544
    Lee & Man Paper Manufacturing, Ltd.                      656,600    771,099
    Lee's Pharmaceutical Holdings, Ltd.                      129,500    215,412
    Legend Holdings Corp. Class H                             63,500    229,402
    Lenovo Group, Ltd.                                     3,498,000  2,013,636
    Leoch International Technology, Ltd.                     195,000     34,334
*   Leyou Technologies Holdings, Ltd.                      1,140,000    248,867
*   Li Ning Co., Ltd.                                        149,500    120,244
*   Lianhua Supermarket Holdings Co., Ltd. Class H           172,400     61,177
*   Lifestyle China Group, Ltd.                              327,000     97,288
*   Lifetech Scientific Corp.                                572,000    150,787
*   Lisi Group Holdings, Ltd.                                152,000     24,187
    Livzon Pharmaceutical Group, Inc. Class H                 21,294    175,452
    Logan Property Holdings Co., Ltd.                        462,000    701,226
    Longfor Properties Co., Ltd.                             575,500  1,878,083
    Lonking Holdings, Ltd.                                   936,000    417,265
    Luye Pharma Group, Ltd.                                  287,500    256,269
*   Maanshan Iron & Steel Co., Ltd. Class H                  846,000    453,428
    Maoye International Holdings, Ltd.                       445,000     46,293
    Metallurgical Corp. of China, Ltd. Class H               235,000     74,582
*   MIE Holdings Corp.                                       206,000     14,172
*   Mingfa Group International Co., Ltd.                     589,000      8,471

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Minmetals Land, Ltd.                                    620,000 $  114,604
    Minth Group, Ltd.                                       244,000  1,373,987
*   MMG, Ltd.                                             1,160,000    847,639
    MOBI Development Co., Ltd.                              124,000     18,676
    Mobile Internet China Holding, Ltd.                      55,000     14,405
    Modern Land China Co., Ltd.                             444,400    111,422
*   Momo, Inc. Sponsored ADR                                 48,245  1,521,165
*   Munsun Capital Group, Ltd.                            3,702,000     33,129
    Nan Hai Corp., Ltd.                                   7,250,000    216,365
*   National Agricultural Holdings, Ltd.                    248,000      7,073
*   Nature Home Holding Co., Ltd.                            29,000      3,740
    NetEase, Inc. ADR                                         6,808  2,179,649
    New China Life Insurance Co., Ltd. Class H               32,700    212,189
    New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                           6,728    619,581
*   New Provenance Everlasting Holdings, Ltd.             5,980,000    112,952
*   New World Department Store China, Ltd.                  223,000     52,057
    Nexteer Automotive Group, Ltd.                          497,000  1,058,272
    Nine Dragons Paper Holdings, Ltd.                       694,000  1,076,723
*   Noah Holdings, Ltd. Sponsored ADR                         8,637    426,754
*   North Mining Shares Co., Ltd.                         6,050,000    126,609
    NVC Lighting Holdings, Ltd.                             545,000     52,205
*   O-Net Technologies Group, Ltd.                           52,000     35,180
*   Ourgame International Holdings, Ltd.                     62,000     21,902
    Overseas Chinese Town Asia Holdings, Ltd.               104,000     49,555
*   Ozner Water International Holding, Ltd.                 175,000     55,717
    Pacific Online, Ltd.                                    210,000     35,957
    Parkson Retail Group, Ltd.                              605,000     86,265
    PAX Global Technology, Ltd.                             417,000    202,327
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                             1,181,000    672,903
    PetroChina Co., Ltd. ADR                                  9,000    711,180
    PetroChina Co., Ltd. Class H                          3,022,000  2,384,982
    Phoenix Satellite Television Holdings, Ltd.             256,000     35,309
    PICC Property & Casualty Co., Ltd. Class H              948,502  1,962,238
    Ping An Insurance Group Co. of China, Ltd. Class H      722,000  8,503,705
    Poly Culture Group Corp., Ltd. Class H                   17,200     33,991
*   Poly Property Group Co., Ltd.                           958,000    529,417
    Pou Sheng International Holdings, Ltd.                  687,000    171,806
    Powerlong Real Estate Holdings, Ltd.                    697,000    377,828
*   Prosperity International Holdings HK, Ltd.            1,680,000     18,705
*   PW Medtech Group, Ltd.                                  280,000     56,454
    Q Technology Group Co., Ltd.                            157,000    213,522
    Qingdao Port International Co., Ltd. Class H            213,000    156,990
    Qinhuangdao Port Co., Ltd. Class H                      206,000     67,658
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                  8,400      2,367
    Qunxing Paper Holdings Co., Ltd.                        147,174      7,112
*   Real Gold Mining, Ltd.                                   19,000        639
    Red Star Macalline Group Corp., Ltd. Class H            112,400    148,375
    Redco Group                                             486,000    220,805
*   Renhe Commercial Holdings Co., Ltd.                   7,156,000    186,411
*   REXLot Holdings, Ltd.                                 3,354,266     23,959
    Road King Infrastructure, Ltd.                           96,000    197,072
*   Ronshine China Holdings, Ltd.                           199,500    293,872
*   Sany Heavy Equipment International Holdings Co., Ltd.   315,000     95,458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Seaspan Corp.                                            18,858 $  134,269
*   Semiconductor Manufacturing International Corp.       1,241,600  1,786,834
*   Semiconductor Manufacturing International Corp. ADR      18,227    132,146
    Shandong Chenming Paper Holdings, Ltd. Class H          136,500    242,047
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                               516,000    382,215
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H         64,000     70,580
    Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                   1,400,000     96,373
*   Shanghai Electric Group Co., Ltd. Class H               712,000    289,138
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H 27,000 156,892 Shanghai Fudan Microelectronics Group Co., Ltd.
*     Class H                                                90,000     75,071
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                          138,000     67,735
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                                 4,000     22,438
    Shanghai Industrial Holdings, Ltd.                      221,000    645,639
    Shanghai Industrial Urban Development Group, Ltd.       894,000    240,058
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                          714,000    302,357
    Shanghai La Chapelle Fashion Co., Ltd. Class H           18,800     21,627
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H      153,200    400,285
    Shanghai Prime Machinery Co., Ltd. Class H              322,000     70,676
*   Shanghai Zendai Property, Ltd.                        2,745,000     60,253
    Shengjing Bank Co., Ltd. Class H                         39,500     32,256
*   Shengli Oil & Gas Pipe Holdings, Ltd.                   262,500     10,911
    Shenguan Holdings Group, Ltd.                           446,000     21,325
    Shenzhen Expressway Co., Ltd. Class H                   210,000    220,271
    Shenzhen International Holdings, Ltd.                   436,288    882,071
    Shenzhen Investment, Ltd.                             1,603,568    714,866
    Shenzhou International Group Holdings, Ltd.             102,000  1,050,375
    Shimao Property Holdings, Ltd.                          710,500  2,108,323
*   Shougang Concord International Enterprises Co., Ltd.  3,528,000    101,628
    Shougang Fushan Resources Group, Ltd.                 1,224,000    296,774
    Shui On Land, Ltd.                                    1,854,656    643,316
*   Shunfeng International Clean Energy, Ltd.               974,000     47,807
    Sichuan Expressway Co., Ltd. Class H                    204,000     80,338
    Sihuan Pharmaceutical Holdings Group, Ltd.            1,856,000    712,603
    SIM Technology Group, Ltd.                              400,000     20,699
    Sino Biopharmaceutical, Ltd.                          1,040,998  1,909,561
*   Sino Oil And Gas Holdings, Ltd.                       5,170,000     39,597
    Sino-Ocean Group Holding, Ltd.                        1,402,332  1,157,737
*   Sinofert Holdings, Ltd.                               1,194,000    185,647
    Sinopec Engineering Group Co., Ltd. Class H             468,500    504,555
    Sinopec Kantons Holdings, Ltd.                          442,000    281,638
*   Sinopec Oilfield Service Corp. Class H                  192,000     34,282
    Sinopec Shanghai Petrochemical Co., Ltd. Class H 1,180,000 720,473 Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR                                                     4,550    281,099
    Sinopharm Group Co., Ltd. Class H                       518,800  2,286,305
    Sinosoft Technology Group, Ltd.                         416,000    121,361
    Sinotrans, Ltd. Class H                                 804,000    487,656
    Sinotruk Hong Kong, Ltd.                                300,000    394,606
*   Skyfame Realty Holdings, Ltd.                           262,000    129,100
    Skyworth Digital Holdings, Ltd.                         896,196    439,096
    SMI Holdings Group, Ltd.                                342,400    175,667
    SOHO China, Ltd.                                        994,500    589,812
*   Sohu.com, Inc.                                            5,447    209,764
*   Sparkle Roll Group, Ltd.                                312,000     29,888

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
    Springland International Holdings, Ltd.                 378,000 $    85,633
*   SPT Energy Group, Inc.                                  416,000      49,883
*   SRE Group, Ltd.                                       2,440,285      66,829
    SSY Group, Ltd.                                       1,033,042     756,111
    Suchuang Gas Corp., Ltd.                                 50,000      19,309
    Sun Art Retail Group, Ltd.                            1,174,000   1,589,902
    Sun King Power Electronics Group                        228,000      47,423
    Sunac China Holdings, Ltd.                              185,000     882,950
    Sunny Optical Technology Group Co., Ltd.                109,000   1,502,425
*   Sunshine 100 China Holdings, Ltd.                        30,000      12,556
*   Superb Summit International Group, Ltd.                 825,000      28,876
    Symphony Holdings, Ltd.                                 710,000      89,646
    TAL Education Group ADR                                  34,138   1,111,875
    Tarena International, Inc. ADR                            6,628      88,683
    TCL Multimedia Technology Holdings, Ltd.                276,001     130,672
*   Tech Pro Technology Development, Ltd.                 2,780,000      24,166
*   Technovator International, Ltd.                         204,000      56,174
    Ten Pao Group Holdings, Ltd.                            196,000      34,945
    Tencent Holdings, Ltd.                                  194,500  11,492,506
    Tenwow International Holdings, Ltd.                     286,000      60,350
    Texhong Textile Group, Ltd.                             151,000     212,356
*   Tian An China Investment Co., Ltd.                       84,000      58,412
    Tian Ge Interactive Holdings, Ltd.                       59,000      52,783
    Tian Shan Development Holdings, Ltd.                     66,000      22,618
    Tiangong International Co., Ltd.                        126,000      21,369
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H                                           94,000      56,431
    Tianjin Port Development Holdings, Ltd.               1,134,000     175,257
    Tianneng Power International, Ltd.                      368,000     363,539
    Tianyi Summi Holdings, Ltd.                             136,000      16,342
*   Tibet Water Resources, Ltd.                             385,000     166,945
    Tingyi Cayman Islands Holding Corp.                     826,000   1,717,889
    Tomson Group, Ltd.                                      167,750      82,900
    Tong Ren Tang Technologies Co., Ltd. Class H            266,000     425,011
    Tongda Group Holdings, Ltd.                           1,620,000     366,143
    Tonly Electronics Holdings, Ltd.                         31,200      37,482
    Top Spring International Holdings, Ltd.                 107,600      51,635
*   Tou Rong Chang Fu Group, Ltd.                           856,000      12,686
    Towngas China Co., Ltd.                                 313,593     262,604
    TPV Technology, Ltd.                                    422,000      59,761
    Travelsky Technology, Ltd. Class H                      165,471     516,458
    Trigiant Group, Ltd.                                    360,000      48,599
    Truly International Holdings, Ltd.                      608,000     206,417
    Tsingtao Brewery Co., Ltd. Class H                       60,000     334,072
    Uni-President China Holdings, Ltd.                      549,400     503,808
    United Energy Group, Ltd.                             2,676,000     208,844
    Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                    167,500     156,280
    Vinda International Holdings, Ltd.                       56,000     104,802
*   Vipshop Holdings, Ltd. ADR                              173,659   2,870,583
    Wanguo International Mining Group, Ltd.                  38,000       9,274
    Want Want China Holdings, Ltd.                        1,336,000   1,177,432
    Wasion Group Holdings, Ltd.                             250,000     139,864
    Weichai Power Co., Ltd. Class H                         919,880   1,147,476
    Welling Holding, Ltd.                                   394,400     102,505

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
*   West China Cement, Ltd.                              1,322,000 $    227,071
    Wisdom Sports Group                                    182,000       23,219
*   Wuzhou International Holdings, Ltd.                    340,000       37,717
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd.                                                 132,500      252,696
    Xiamen International Port Co., Ltd. Class H            500,000       99,032
*   Xinchen China Power Holdings, Ltd.                     156,000       21,716
    Xingda International Holdings, Ltd.                    437,258      173,807
*   Xingfa Aluminium Holdings, Ltd.                         36,000       24,099
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                              199,880      347,835
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H      228,000       34,581
    Xinyi Solar Holdings, Ltd.                           1,536,000      705,804
    Xinyuan Real Estate Co., Ltd. ADR                        2,871       21,044
    XTEP International Holdings, Ltd.                      314,500      142,374
    Yadea Group Holdings, Ltd.                              42,000       13,489
*   Yanchang Petroleum International, Ltd.               1,360,000       19,111
    Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H                                           64,500      298,083
    Yanlord Land Group, Ltd.                                71,000      100,130
    Yanzhou Coal Mining Co., Ltd. Class H                  422,000      733,964
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR              2,244       38,911
*   Yashili International Holdings, Ltd.                   394,000       76,637
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
      Class H                                               16,000       65,570
    Yida China Holdings, Ltd.                              110,000       40,255
    Yihai International Holding, Ltd.                      114,000      147,109
    Yip's Chemical Holdings, Ltd.                           96,000       35,498
    Yirendai, Ltd. ADR                                       5,880      237,670
*   Youyuan International Holdings, Ltd.                   155,510       60,011
*   Yuanda China Holdings, Ltd.                          1,038,000       18,587
*   YuanShengTai Dairy Farm, Ltd.                          393,000       15,035
    Yuexiu Property Co., Ltd.                            3,513,720      753,370
    Yuexiu Transport Infrastructure, Ltd.                  202,639      148,708
    Yunnan Water Investment Co., Ltd. Class H               92,000       38,498
    Yuzhou Properties Co., Ltd.                            888,000      654,806
*   YY, Inc. ADR                                            18,937    2,517,863
    Zhaojin Mining Industry Co., Ltd. Class H              233,500      198,874
    Zhejiang Expressway Co., Ltd. Class H                  244,000      288,153
*   Zhong An Real Estate, Ltd.                           1,742,000      171,097
    Zhongsheng Group Holdings, Ltd.                        307,500      770,650
*   Zhongyu Gas Holdings, Ltd.                             160,000      163,973
*   Zhuguang Holdings Group Co., Ltd.                      234,000       33,114
    Zhuhai Holdings Investment Group, Ltd.                 304,000       44,993
    Zhuzhou CRRC Times Electric Co., Ltd. Class H           96,500      533,790
    Zijin Mining Group Co., Ltd. Class H                 2,411,000    1,215,514
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H                                         713,400      311,300
*   ZTE Corp. Class H                                       44,404      161,132
                                                                   ------------
TOTAL CHINA                                                         295,119,785
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                      82,259      518,250
    Banco de Bogota SA                                       3,689       86,701
    Bancolombia SA                                          25,569      292,990
    Bancolombia SA Sponsored ADR                             9,801      450,356
    Celsia SA ESP                                           89,300      147,260

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
COLOMBIA -- (Continued)
    Cementos Argos SA                                      14,282 $   56,866
*   Cemex Latam Holdings SA                                37,434    144,038
    Corp. Financiera Colombiana SA                         11,427    108,230
    Ecopetrol SA                                          356,765    334,389
    Ecopetrol SA Sponsored ADR                             10,314    194,625
*   Empresa de Telecomunicaciones de Bogota                40,000      6,667
    Grupo Argos SA                                         19,912    144,815
    Grupo Aval Acciones y Valores SA                        2,187     19,902
    Grupo de Inversiones Suramericana SA                   19,783    279,667
    Grupo Energia Bogota SA ESP                            14,412     10,309
    Grupo Nutresa SA                                       17,793    169,529
    Interconexion Electrica SA ESP                         58,692    295,735
                                                                  ----------
TOTAL COLOMBIA                                                     3,260,329
                                                                  ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                               23,747    608,227
    Komercni banka A.S.                                     1,590     73,020
    O2 Czech Republic A.S.                                  6,416     89,459
    Philip Morris CR A.S.                                     100     83,112
    Unipetrol A.S.                                         11,278    202,881
                                                                  ----------
TOTAL CZECH REPUBLIC                                               1,056,699
                                                                  ----------
DENMARK -- (1.2%)
    ALK-Abello A.S.                                         1,443    183,288
    Alm Brand A.S.                                         40,110    494,368
    Ambu A.S. Class B                                      45,670    980,311
    AP Moller - Maersk A.S. Class A                           285    486,937
    AP Moller - Maersk A.S. Class B                           571  1,019,360
*   Bang & Olufsen A.S.                                    17,058    458,104
    BankNordik P/F                                            590     10,835
*   Bavarian Nordic A.S.                                    6,853    264,036
    Brodrene Hartmann A.S.                                    833     46,942
    Carlsberg A.S. Class B                                 14,616  1,878,723
    Chr Hansen Holding A.S.                                24,228  2,116,830
    Coloplast A.S. Class B                                  4,894    435,086
    Columbus A.S.                                          20,487     51,804
*   D/S Norden A.S.                                        14,643    291,721
    Danske Bank A.S.                                       48,182  1,956,521
    DFDS A.S.                                              11,264    675,888
    DSV A.S.                                               53,241  4,377,463
    FLSmidth & Co. A.S.                                    18,820  1,108,391
*   Genmab A.S.                                             3,893    712,362
    GN Store Nord A.S.                                     51,455  1,735,170
    H Lundbeck A.S.                                        23,106  1,177,812
*   H+H International A.S. Class B                          4,996    121,427
    IC Group A.S.                                           2,723     64,322
    ISS A.S.                                               35,261  1,375,767
*   Jeudan A.S.                                               397     49,705
    Jyske Bank A.S.                                        30,592  1,768,512
    Matas A.S.                                             16,327    205,102
*   Nilfisk Holding A.S.                                   10,386    602,493
*   NKT A.S.                                               10,386    452,843

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
DENMARK -- (Continued)
    NNIT A.S.                                               3,805 $   116,667
    Nordjyske Bank A.S.                                     2,948      58,581
    Novo Nordisk A.S. Class B                              61,513   3,413,870
    Novo Nordisk A.S. Sponsored ADR                        20,820   1,155,510
    Novozymes A.S. Class B                                 23,159   1,284,744
    Orsted A.S.                                             4,395     266,791
    Pandora A.S.                                           18,262   1,730,598
    Parken Sport & Entertainment A.S.                       1,975      24,002
    Per Aarsleff Holding A.S.                               8,350     287,129
    Ringkjoebing Landbobank A.S.                            7,820     431,151
    Rockwool International A.S. Class A                        69      17,795
    Rockwool International A.S. Class B                     3,041     849,471
    Royal Unibrew A.S.                                     18,409   1,118,760
    RTX A.S.                                                3,391      89,735
*   Santa Fe Group A.S.                                     5,671      42,852
    Scandinavian Tobacco Group A.S. Class A                 1,619      32,739
    Schouw & Co., A.S.                                      6,043     611,652
    SimCorp A.S.                                           12,063     766,191
    Solar A.S. Class B                                      2,756     181,908
    Spar Nord Bank A.S.                                    34,316     408,815
    Sydbank A.S.                                           26,240   1,073,148
    TDC A.S.                                              328,289   2,191,193
    Tivoli A.S.                                                80       8,385
*   TK Development A.S.                                    18,995      22,574
*   Topdanmark A.S.                                        28,136   1,344,158
    Tryg A.S.                                              30,060     731,512
    Vestas Wind Systems A.S.                               29,842   2,035,465
*   Vestjysk Bank A.S.                                      5,218       2,406
*   William Demant Holding A.S.                            32,505   1,027,897
*   Zealand Pharma A.S.                                     3,026      51,284
                                                                  -----------
TOTAL DENMARK                                                      46,479,106
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR         30,188     137,063
                                                                  -----------
FINLAND -- (1.3%)
    Ahlstrom-Munksjo Oyj                                   11,028     243,227
*   Ahtium P.L.C.                                         136,822         968
    Aktia Bank Oyj                                          9,836     117,269
    Alma Media Oyj                                          8,042      79,095
    Amer Sports Oyj                                        50,910   1,437,264
    Asiakastieto Group Oyj                                    518      14,509
    Aspo Oyj                                                6,086      75,955
    Atria Oyj                                               5,267      81,282
*   BasWare Oyj                                             1,070      59,239
    Bittium Oyj                                            11,048      78,476
    Cargotec Oyj Class B                                   15,973     931,250
*   Caverion Oyj                                           10,173      85,758
    Citycon Oyj                                           103,166     286,397
    Cramo Oyj                                              20,921     510,399
    Elisa Oyj                                              32,593   1,387,267
    F-Secure Oyj                                           23,856     115,717
    Finnair Oyj                                            30,153     365,070

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FINLAND -- (Continued)
    Fiskars Oyj Abp                                        11,404 $   339,223
    Fortum Oyj                                             67,538   1,464,606
    HKScan Oyj Class A                                     14,203      54,298
    Huhtamaki Oyj                                          53,907   2,301,243
    Kemira Oyj                                             42,249     598,106
    Kesko Oyj Class A                                       6,764     384,180
    Kesko Oyj Class B                                      26,056   1,519,716
    Kone Oyj Class B                                       22,183   1,269,875
    Konecranes Oyj                                         24,740   1,255,994
    Lassila & Tikanoja Oyj                                 14,237     335,195
    Lemminkainen Oyj                                          971      28,787
    Metsa Board Oyj                                        80,239     730,029
    Metso Oyj                                              52,493   1,832,747
    Neste Oyj                                              50,918   3,523,994
    Nokia Oyj(5946455)                                    150,663     720,380
    Nokia Oyj(5902941)                                    391,213   1,887,033
    Nokian Renkaat Oyj                                     54,730   2,765,113
    Olvi Oyj Class A                                        4,809     173,766
    Oriola Oyj Class B                                     57,347     204,079
    Orion Oyj Class A                                       4,886     209,857
    Orion Oyj Class B                                      21,344     856,197
    Outokumpu Oyj                                         158,239   1,357,393
*   Outotec Oyj                                            62,886     541,557
    Ponsse Oyj                                              3,297     106,473
*   Poyry Oyj                                               5,709      36,863
    Raisio Oyj Class V                                     50,845     281,835
    Ramirent Oyj                                           34,646     347,742
    Revenio Group Oyj                                       1,656      76,131
    Sampo Oyj Class A                                      34,348   1,995,544
    Sanoma Oyj                                             46,713     605,590
    SRV Group OYJ                                           3,551      16,835
*   Stockmann Oyj Abp Class B                              14,423      74,338
    Stora Enso Oyj Class R                                228,200   3,918,825
    Stora Enso Oyj Sponsored ADR                            1,800      30,906
    Technopolis Oyj                                        49,353     248,587
    Tieto Oyj                                              30,620   1,064,373
    Tikkurila Oyj                                          13,116     263,410
    UPM-Kymmene Oyj                                       210,965   7,113,424
    Uponor Oyj                                             17,236     364,852
    Vaisala Oyj Class A                                     2,124     121,258
    Valmet Oyj                                             61,740   1,385,301
    Wartsila Oyj Abp                                       22,437   1,532,870
    YIT Oyj                                                48,840     401,501
                                                                  -----------
TOTAL FINLAND                                                      50,209,168
                                                                  -----------
FRANCE -- (5.5%)
    ABC Arbitrage                                           3,527      29,160
    Accor SA                                               11,713     666,646
    Actia Group                                             5,948      56,997
    Aeroports de Paris                                      2,531     525,666
*   Air France-KLM                                        110,587   1,715,266
    Air Liquide SA                                         15,562   2,098,470

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Airbus SE                                              24,049 $2,765,602
    Akka Technologies                                       2,830    177,654
    Albioma SA                                              9,048    235,686
    Alstom SA                                              27,596  1,210,485
    Alten SA                                               11,000  1,113,593
    Altran Technologies SA                                 52,729    981,031
*   Amplitude Surgical SAS                                  2,916     13,095
    Amundi SA                                               7,632    720,148
*   Antalis International SAS                               2,208      5,470
    April SA                                                3,147     63,274
*   Archos                                                  2,165      2,090
    Arkema SA                                              29,839  3,809,335
    Assystem                                                4,421    165,122
    Atos SE                                                21,926  3,457,865
    Aubay                                                   3,014    143,780
    AXA SA                                                132,093  4,344,199
    AXA SA Sponsored ADR                                    5,414    178,121
    Axway Software SA                                       1,277     34,867
    Bastide le Confort Medical                                903     61,925
    Beneteau SA                                            11,629    309,499
    Bigben Interactive                                      3,141     47,454
    BioMerieux                                             13,206  1,250,279
    BNP Paribas SA                                         91,698  7,573,684
    Boiron SA                                               2,636    230,483
    Bollore SA                                            162,816    945,250
    Bonduelle SCA                                           8,947    471,694
    Bourbon Corp.                                           5,772     58,119
    Bouygues SA                                            56,064  3,115,947
    Bureau Veritas SA                                      39,356  1,153,253
    Burelle SA                                                 34     58,904
    Capgemini SE                                           18,385  2,440,431
    Carrefour SA                                          133,251  3,177,687
    Casino Guichard Perrachon SA                           21,487  1,255,476
    Catering International Services                           977     23,051
*   Cegedim SA                                                878     45,052
*   CGG SA Sponsored ADR                                        1          4
    Chargeurs SA(5021318)                                  10,470    346,455
*   Chargeurs SA(BDH48T0)                                     157      5,065
    Christian Dior SE                                       1,082    418,934
    Cie de Saint-Gobain                                    82,244  4,777,120
    Cie des Alpes                                           4,151    179,265
    Cie Generale des Etablissements Michelin               43,419  6,945,917
    Cie Plastic Omnium SA                                  33,599  1,725,862
    CNP Assurances                                         42,661  1,093,395
*   Coface SA                                              31,406    353,025
    Credit Agricole SA                                     83,258  1,569,719
    Danone SA                                              27,540  2,370,269
    Danone SA Sponsored ADR                                   600     10,314
    Dassault Aviation SA                                       74    123,653
    Dassault Systemes SE                                    4,649    535,950
    Dassault Systemes SE Sponsored ADR                      1,228    141,785
    Derichebourg SA                                        59,500    596,674
    Devoteam SA                                             2,730    270,657

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Edenred                                                53,525 $1,727,409
    Eiffage SA                                             34,476  4,179,700
    Electricite de France SA                              122,893  1,690,568
    Elior Group SA                                         49,367  1,136,225
    Elis SA                                                18,781    524,724
    Engie SA                                              345,507  5,999,413
*   Eramet                                                  4,685    661,228
    Essilor International Cie Generale d'Optique SA        20,673  2,934,836
*   Esso SA Francaise                                       1,078     69,096
*   Etablissements Maurel et Prom                           7,790     36,189
    Eurofins Scientific SE                                  1,562  1,016,803
    Euronext NV                                            17,722  1,200,570
    Europcar Groupe SA                                      7,227    100,494
    Eutelsat Communications SA                             64,703  1,424,103
    Exel Industries Class A                                   538     79,145
    Faurecia                                               28,812  2,585,306
    Fleury Michon SA                                          371     23,371
*   Fnac Darty SA                                           4,748    553,829
*   Fnac Darty SA                                           3,486    405,206
    Gaztransport Et Technigaz SA                            6,743    466,493
    Getlink SE                                            112,299  1,574,876
    GL Events                                               3,961    134,239
    Groupe Crit                                             1,518    144,868
*   Groupe Gorge                                              566     12,588
    Groupe Open                                             1,810     79,068
    Guerbet                                                 3,055    305,324
    Haulotte Group SA                                       3,630     86,582
    Hermes International                                      651    359,841
*   HiPay Group SA                                          2,042     35,994
*   ID Logistics Group                                        427     71,955
    Iliad SA                                                1,465    379,036
    Imerys SA                                               8,610    922,771
    Ingenico Group SA                                      24,130  2,746,576
    Interparfums SA                                         2,608    121,831
    Ipsen SA                                                5,548    776,917
    IPSOS                                                  13,770    525,994
    Jacquet Metal Service                                   5,045    187,307
    JCDecaux SA                                            11,153    482,506
    Kering                                                  2,060  1,043,485
    Korian SA                                              17,057    549,152
    L'Oreal SA                                              7,233  1,643,731
    Lagardere SCA                                          61,162  1,907,481
    Laurent-Perrier                                           664     79,122
    Le Belier                                                 822     63,558
    Lectra                                                  6,162    174,084
    Legrand SA                                             16,635  1,383,995
    Linedata Services                                       1,886     88,539
    LISI                                                   11,089    534,321
    LNA Sante SA                                            3,110    212,789
    LVMH Moet Hennessy Louis Vuitton SE                    11,021  3,452,340
    Maisons France Confort SA                                 957     69,039
    Manitou BF SA                                           2,706    115,550
    Manutan International                                     734     85,095

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Mersen SA                                               6,632 $  323,597
*   METabolic EXplorer SA                                   7,442     20,754
    Metropole Television SA                                12,239    332,995
    MGI Coutier                                             7,012    308,562
    Natixis SA                                            120,922  1,101,100
*   Naturex                                                 1,781    194,653
    Neopost SA                                             15,900    473,460
    Nexans SA                                              14,505    879,792
    Nexity SA                                              15,462    931,686
*   Nicox                                                   4,348     53,641
*   NRJ Group                                               4,409     49,596
#   Oeneo SA                                                9,314    122,091
*   Onxeo SA                                               10,246     22,720
    Orange SA                                             278,939  5,040,339
    Orange SA Sponsored ADR                                26,020    472,783
    Orpea                                                  11,328  1,413,808
*   Parrot SA                                               4,812     48,566
    Pernod Ricard SA                                        5,851    931,823
    Peugeot SA                                            177,770  3,992,944
*   Pierre & Vacances SA                                    2,468    129,772
    Plastivaloire                                           6,808    154,872
    PSB Industries SA                                         356     21,125
    Publicis Groupe SA                                     12,899    891,418
    Publicis Groupe SA ADR                                  1,600     27,648
    Rallye SA                                              13,551    248,659
*   Recylex SA                                              4,505     75,707
    Renault SA                                             32,424  3,561,228
    Rexel SA                                              120,726  2,174,823
    Robertet SA                                                40     20,692
    Rothschild & Co.                                          473     19,551
    Rubis SCA                                              20,632  1,521,641
    Safran SA                                              13,595  1,535,979
    Sanofi                                                 47,351  4,178,801
    Sanofi ADR                                             39,660  1,742,264
    Sartorius Stedim Biotech                                5,528    478,861
    Savencia SA                                             1,864    189,328
    Schneider Electric SE(4834108)                         31,986  2,997,001
    Schneider Electric SE(B11BPS1)                          1,444    135,136
    SCOR SE                                                48,074  2,151,698
    SEB SA                                                  6,883  1,422,042
    Seche Environnement SA                                    824     31,699
*   Sequana SA                                             11,045     11,269
    SES SA                                                 86,949  1,356,842
    Societe BIC SA                                          3,399    389,235
    Societe Generale SA                                    65,980  3,834,596
    Societe Marseillaise du Tunnel Prado-Carenage SA          377     11,170
    Sodexo SA                                               4,695    601,814
*   SOITEC                                                  1,748    143,386
*   Solocal Group                                         165,970    205,768
    Somfy SA                                                1,800    200,594
    Sopra Steria Group                                      6,461  1,311,128
    SPIE SA                                                19,562    486,132
*   Stallergenes Greer P.L.C.                               1,177     50,653

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
FRANCE -- (Continued)
*   Ste Industrielle d'Aviation Latecoere SA               32,651 $    224,162
    Stef SA                                                 1,793      220,262
    STMicroelectronics NV(5962332)                        184,506    4,405,979
    STMicroelectronics NV(2430025)                          8,672      207,261
    Suez                                                   49,241      734,013
    Sword Group                                             1,588       73,390
    Synergie SA                                             6,848      407,794
    Tarkett SA                                             15,271      597,018
    Technicolor SA                                         62,116      232,112
    Teleperformance                                        19,032    2,884,369
    Television Francaise 1                                 46,092      691,318
    Tessi SA                                                  215       50,856
    TFF Group                                                 348       18,700
    Thales SA                                              10,191    1,142,345
    Thermador Groupe                                          224       35,765
    Total Gabon                                                81       15,638
    Total SA                                              219,419   12,721,896
    Total SA Sponsored ADR                                  5,537      321,489
*   Touax SA                                                   25          354
    Trigano SA                                              3,155      612,454
*   Ubisoft Entertainment SA                               39,703    3,397,926
    Union Financiere de France BQE SA                         370       14,256
    Valeo SA                                               38,034    2,994,747
*   Vallourec SA                                          143,592      983,391
*   Valneva SE                                             14,422       64,844
    Veolia Environnement SA                                39,060      984,648
    Veolia Environnement SA ADR                            13,366      336,556
    Vetoquinol SA                                             532       35,813
    Vicat SA                                                6,876      566,530
    VIEL & Cie SA                                          13,569       90,571
    Vilmorin & Cie SA                                       2,820      308,373
    Vinci SA                                               37,019    4,000,968
*   Virbac SA                                                 896      137,691
    Vivendi SA                                             81,736    2,394,829
    Vranken-Pommery Monopole SA                               478       14,178
*   Worldline SA                                           10,140      573,263
#   Zodiac Aerospace                                       32,659    1,014,940
                                                                  ------------
TOTAL FRANCE                                                       207,899,276
                                                                  ------------
GERMANY -- (5.5%)
    1&1 Drillisch AG                                        9,662      803,722
    Aareal Bank AG                                         34,412    1,739,604
    Adidas AG                                              14,103    3,277,185
*   Adler Modemaerkte AG                                    2,793       20,718
    ADO Properties SA                                       2,539      136,808
*   ADVA Optical Networking SE                             17,734      149,677
*   AIXTRON SE                                             30,814      465,507
    All for One Steeb AG                                      188       16,237
    Allgeier SE                                             1,637       55,336
    Allianz SE                                             28,581    7,228,884
    Allianz SE Sponsored ADR                               36,967      936,004
    Amadeus Fire AG                                         1,557      160,552

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    Aurubis AG                                             13,257 $ 1,393,088
    Axel Springer SE                                       15,886   1,396,022
    BASF SE                                               125,517  14,720,343
    Basler AG                                                 475     118,909
    Bauer AG                                                4,794     147,103
    Bayer AG                                               28,914   3,788,813
    Bayer AG Sponsored ADR                                    800      26,216
    Bayerische Motoren Werke AG                            58,470   6,678,860
    BayWa AG                                                4,925     191,014
    Bechtle AG                                              6,010     548,130
    Beiersdorf AG                                           3,758     445,568
    Bertrandt AG                                            2,511     322,035
    Bijou Brigitte AG                                         921      57,063
    Bilfinger SE                                           14,926     700,605
    Borussia Dortmund GmbH & Co. KGaA                      62,002     440,426
    Brenntag AG                                            28,116   1,825,237
    CANCOM SE                                               3,759     355,139
    Carl Zeiss Meditec AG                                   7,097     464,532
    CECONOMY AG                                            62,485     900,832
    CENIT AG                                                4,236     116,942
    CENTROTEC Sustainable AG                                4,859      92,307
    Cewe Stiftung & Co. KGAA                                3,518     383,150
    Comdirect Bank AG                                      15,556     224,470
*   Commerzbank AG                                        221,782   3,659,624
    CompuGroup Medical SE                                   6,973     441,631
*   Constantin Medien AG                                   12,677      35,885
    Continental AG                                         13,749   4,130,308
    Covestro AG                                            16,902   1,946,270
    CropEnergies AG                                         8,062      72,862
    CTS Eventim AG & Co. KGaA                              13,757     687,850
    Daimler AG                                            170,035  15,572,943
    Data Modul AG                                             121      11,364
    Delticom AG                                               285       4,025
    Deutsche Bank AG                                      198,308   3,636,969
    Deutsche Boerse AG                                      9,564   1,229,127
    Deutsche Lufthansa AG                                 114,800   4,100,975
    Deutsche Pfandbriefbank AG                              8,107     149,847
    Deutsche Post AG                                       40,570   1,916,300
    Deutsche Telekom AG                                   460,839   8,083,129
    Deutsche Telekom AG Sponsored ADR                     104,159   1,826,949
    Deutsche Wohnen SE                                     38,655   1,747,793
    Deutz AG                                               40,350     374,683
*   Dialog Semiconductor P.L.C.                            16,600     506,096
    DIC Asset AG                                           11,813     151,710
    Diebold Nixdorf AG                                        543      48,130
    DMG Mori AG                                             7,777     461,010
    Dr Hoenle AG                                              518      33,436
    Draegerwerk AG & Co. KGaA                                 972      74,191
    Duerr AG                                                9,357   1,289,094
    E.ON SE                                               507,298   5,332,244
    Eckert & Ziegler AG                                     1,463      68,030
    EDAG Engineering Group AG                                 648      13,188
    Elmos Semiconductor AG                                  5,277     156,292

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
    ElringKlinger AG                                       14,246 $  330,914
*   Euromicron AG                                           2,361     24,096
    Evonik Industries AG                                   17,928    708,430
*   Evotec AG                                               7,143    130,435
    Fielmann AG                                             4,855    425,100
*   First Sensor AG                                           945     24,624
    Francotyp-Postalia Holding AG Class A                   3,372     18,353
    Fraport AG Frankfurt Airport Services Worldwide        12,475  1,477,021
    Freenet AG                                             32,223  1,235,628
    Fresenius Medical Care AG & Co. KGaA                   26,309  3,032,423
    Fresenius SE & Co. KGaA                                58,466  5,117,323
    Fuchs Petrolub SE                                       6,327    321,294
    GEA Group AG                                           27,160  1,350,861
    Gerresheimer AG                                        17,844  1,558,591
    Gerry Weber International AG                           10,815    119,984
    Gesco AG                                                1,734     66,345
    GFT Technologies SE                                     4,170     66,409
    Grammer AG                                              7,527    474,202
    GRENKE AG                                               3,882    462,966
*   H&R GmbH & Co. KGaA                                     6,432    113,957
    Hamburger Hafen und Logistik AG                        16,649    464,924
    Hannover Rueck SE                                       5,666    774,905
*   Hapag-Lloyd AG                                          9,163    380,078
    HeidelbergCement AG                                    18,295  1,986,032
*   Heidelberger Druckmaschinen AG                        136,959    495,104
    Hella GmbH & Co KGaA                                   17,976  1,281,015
    Henkel AG & Co. KGaA                                    3,035    379,905
    Highlight Communications AG                             2,399     15,361
    Hochtief AG                                             2,930    529,869
*   HolidayCheck Group AG                                  13,410     49,936
    Hornbach Baumarkt AG                                    2,808    107,838
    Hugo Boss AG                                           20,640  1,895,646
    Indus Holding AG                                        6,439    511,130
    Infineon Technologies AG                               36,163  1,052,928
    Infineon Technologies AG ADR                           36,257  1,057,617
    Innogy SE                                               7,562    288,286
    Isra Vision AG                                            823    191,575
    Jenoptik AG                                            14,267    592,146
    K+S AG                                                 74,617  2,097,077
    KION Group AG                                          22,236  2,043,817
    Kloeckner & Co. SE                                     38,611    512,026
    Koenig & Bauer AG                                       7,138    585,101
    Krones AG                                               4,409    616,141
    KSB SE & Co. KGaA                                          38     23,319
    KWS Saat SE                                               722    304,802
    Lanxess AG                                             46,065  4,022,575
    LEG Immobilien AG                                      14,049  1,585,511
    Leifheit AG                                             2,675     94,544
    Leoni AG                                               16,212  1,244,912
*   Linde AG                                               15,298  3,756,451
*   LPKF Laser & Electronics AG                             3,068     32,760
    MAN SE                                                  2,854    339,556
*   Manz AG                                                 1,394     59,832

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
*   Medigene AG                                             4,730 $   99,676
    Merck KGaA                                              6,784    742,569
*   METRO AG                                               71,250  1,549,565
    MLP SE                                                 20,134    141,858
    MTU Aero Engines AG                                    18,748  3,360,929
    Muenchener Rueckversicherungs-Gesellschaft AG          10,668  2,509,824
    Nemetschek SE                                           5,109    503,362
    Nexus AG                                                  982     32,855
*   Nordex SE                                              13,855    183,162
    Norma Group SE                                         16,876  1,329,248
    OHB SE                                                  2,506    144,200
    OSRAM Licht AG                                         23,763  2,076,847
    paragon AG                                                720     74,126
*   Patrizia Immobilien AG                                 20,385    510,582
*   Petro Welt Technologies AG                                617      5,330
    Pfeiffer Vacuum Technology AG                           2,070    410,430
    PNE Wind AG                                            35,221    135,736
    Progress-Werk Oberkirch AG                                639     37,313
    ProSiebenSat.1 Media SE                                30,656  1,174,422
    Puma SE                                                   874    368,566
*   PVA TePla AG                                            1,103     20,004
*   QIAGEN NV                                              23,084    772,099
    QSC AG                                                 50,103     93,445
    R Stahl AG                                                845     31,797
    Rational AG                                               800    562,740
    Rheinmetall AG                                         20,515  2,903,900
    RHOEN-KLINIKUM AG                                      10,845    427,047
    RIB Software SE                                         7,397    250,347
    RTL Group SA                                            4,196    355,766
*   RWE AG                                                206,559  4,142,766
    S&T AG                                                 10,224    281,188
    SAF-Holland SA                                         17,289    405,743
    Salzgitter AG                                          15,717    949,312
    SAP SE                                                 11,432  1,293,422
    SAP SE Sponsored ADR                                    9,200  1,041,900
*   Schaltbau Holding AG                                    1,540     53,733
    Schloss Wachenheim AG                                     321      8,290
    Scout24 AG                                                409     18,942
    Secunet Security Networks AG                              227     27,046
    SHW AG                                                  2,328    101,277
    Siemens AG                                             27,520  4,177,648
*   Siltronic AG                                            6,750  1,120,612
    Sixt Leasing SE                                         3,515     83,333
    Sixt SE                                                 7,149    738,604
    SMA Solar Technology AG                                 4,385    238,715
*   SMT Scharf AG                                           1,160     21,069
    Software AG                                            15,798    857,471
    Stabilus SA                                             4,730    458,530
    Stroeer SE & Co. KGaA                                   8,245    635,441
    Suedzucker AG                                          33,285    634,328
*   SUESS MicroTec SE                                       9,836    196,009
    Surteco SE                                              2,923    100,001
    Symrise AG                                             17,987  1,507,346

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
GERMANY -- (Continued)
    TAG Immobilien AG                                      33,186 $    655,989
    Takkt AG                                               13,736      382,331
*   Talanx AG                                              16,922      749,212
    Technotrans AG                                            448       24,911
*   Tele Columbus AG                                        1,021       11,454
    Telefonica Deutschland Holding AG                      97,130      490,980
    ThyssenKrupp AG                                        31,780    1,000,594
    TLG Immobilien AG                                      19,046      536,306
*   Tom Tailor Holding SE                                  13,156      184,943
    Traffic Systems SE                                      1,003       23,308
    Uniper SE                                              75,822    2,263,518
    United Internet AG                                     16,617    1,212,391
    VERBIO Vereinigte BioEnergie AG                        11,970      109,417
    Volkswagen AG                                           6,449    1,430,792
    Vonovia SE                                             21,309    1,050,805
*   Vossloh AG                                              3,269      179,747
    VTG AG                                                  6,196      320,792
    Wacker Chemie AG                                        7,500    1,504,888
    Wacker Neuson SE                                       11,432      468,398
    Washtec AG                                              2,342      202,703
    Wirecard AG                                             4,310      537,365
    Wuestenrot & Wuerttembergische AG                       4,939      147,920
    XING SE                                                   700      244,836
*   Zalando SE                                              3,060      179,353
    Zeal Network SE                                         4,420      137,170
                                                                  ------------
TOTAL GERMANY                                                      208,471,262
                                                                  ------------
GREECE -- (0.1%)
    Aegean Airlines SA                                      4,941       56,249
*   Alpha Bank AE                                           2,364        5,752
    Athens Water Supply & Sewage Co. SA (The)               6,973       59,151
    Bank of Greece                                          2,794       60,917
*   Ellaktor SA                                            21,206       49,401
*   FF Group                                                3,954       94,805
    Fourlis Holdings SA                                     8,683       63,461
*   GEK Terna Holding Real Estate Construction SA          10,261       68,798
    Hellenic Exchanges - Athens Stock Exchange SA          18,545      132,309
    Hellenic Petroleum SA                                  16,443      179,509
    Hellenic Telecommunications Organization SA            24,316      381,310
*   HOLDING Co. ADMIE IPTO SA                              13,423       35,048
*   Intralot SA-Integrated Lottery Systems & Services      32,611       58,431
    JUMBO SA                                               22,397      442,430
*   Marfin Investment Group Holdings SA                   175,597       36,145
    Motor Oil Hellas Corinth Refineries SA                 13,959      348,873
*   Mytilineos Holdings SA                                 27,442      344,070
*   National Bank of Greece SA                              2,447        1,035
    OPAP SA                                                17,826      238,870
*   Piraeus Bank SA                                            29          129
    Piraeus Port Authority SA                               2,736       57,879
*   Public Power Corp. SA                                  13,423       53,000
    Terna Energy SA                                         9,557       58,531

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
GREECE -- (Continued)
    Titan Cement Co. SA                                      10,553 $  323,869
                                                                    ----------
TOTAL GREECE                                                         3,149,972
                                                                    ----------
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)                                 131,500      6,483
    Agritrade Resources, Ltd.                             1,360,000    168,967
    AIA Group, Ltd.                                         729,000  6,226,753
    Allied Properties HK, Ltd.                              526,000    112,098
    Alltronics Holdings, Ltd.                               126,000     43,323
*   Applied Development Holdings, Ltd.                      310,000     29,720
    APT Satellite Holdings, Ltd.                            186,250     87,716
    Asia Financial Holdings, Ltd.                            72,000     44,578
    Asia Satellite Telecommunications Holdings, Ltd.         39,000     34,748
    ASM Pacific Technology, Ltd.                             56,800    773,644
    Associated International Hotels, Ltd.                    38,000    124,264
    Bank of East Asia, Ltd. (The)                           231,486    999,242
*   Beijing Gas Blue Sky Holdings, Ltd.                   1,040,000     78,429
    BeijingWest Industries International, Ltd.              166,000     25,643
    BOC Aviation, Ltd.                                       36,200    212,571
    BOC Hong Kong Holdings, Ltd.                            338,000  1,723,820
*   Bonjour Holdings, Ltd.                                  737,000     24,401
    Bright Smart Securities & Commodities Group, Ltd.       322,000    123,113
*   Brightoil Petroleum Holdings, Ltd.                    1,262,000    241,990
*   Brockman Mining, Ltd.                                   896,780     12,953
*   Burwill Holdings, Ltd.                                1,698,000     66,006
    Cafe de Coral Holdings, Ltd.                            102,000    269,841
*   Camsing International Holding, Ltd.                      34,000     24,388
*   Cathay Pacific Airways, Ltd.                            503,000    797,137
    Century City International Holdings, Ltd.               376,000     36,963
    CGN Mining Co., Ltd.                                    135,000     10,679
    Cheuk Nang Holdings, Ltd.                                21,817     13,528
    Chevalier International Holdings, Ltd.                   34,349     56,623
*   China Best Group Holding, Ltd.                        1,960,000     24,167
    China Display Optoelectronics Technology Holdings,
      Ltd.                                                  360,000     40,863
*   China Energy Development Holdings, Ltd.               3,908,000     49,225
*   China Ever Grand Financial Leasing Group Co., Ltd.    1,470,000      9,960
    China Flavors & Fragrances Co., Ltd.                    146,000     33,581
    Chinese Estates Holdings, Ltd.                          122,500    206,460
*   Chinlink International Holdings, Ltd.                   130,000     16,594
    Chong Hing Bank, Ltd.                                     7,000     15,169
    Chow Sang Sang Holdings International, Ltd.             126,000    304,640
    Chow Tai Fook Jewellery Group, Ltd.                     277,000    310,036
    Chuang's Consortium International, Ltd.                 532,000    131,361
    CITIC Telecom International Holdings, Ltd.              798,000    240,184
    CK Asset Holdings, Ltd.                                 143,260  1,363,204
    CK Hutchison Holdings, Ltd.                             316,260  4,265,865
    CK Infrastructure Holdings, Ltd.                         63,000    560,662
    CK Life Sciences Intl Holdings, Inc.                  1,286,000    101,033
    CLP Holdings, Ltd.                                       44,500    453,389
*   CMMB Vision Holdings, Ltd.                               68,000      2,694
    CNQC International Holdings, Ltd.                       232,500     87,605
    Common Splendor International Health Industry Group,
*     Ltd.                                                  522,000     45,463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Convenience Retail Asia, Ltd.                            40,000 $   19,241
    Cowell e Holdings, Inc.                                 284,000     85,829
*   CP Lotus Corp.                                           80,000      1,434
*   Crocodile Garments                                      177,000     20,828
    CSI Properties, Ltd.                                  2,500,000    155,848
    CW Group Holdings, Ltd.                                 210,000     37,533
    Dah Sing Banking Group, Ltd.                            175,996    415,744
    Dah Sing Financial Holdings, Ltd.                        79,900    538,705
    Eagle Nice International Holdings, Ltd.                  90,000     41,849
*   eForce Holdings, Ltd.                                   352,000      9,306
    Emperor International Holdings, Ltd.                    723,333    254,949
*   Esprit Holdings, Ltd.                                   772,882    310,990
*   eSun Holdings, Ltd.                                      88,000     14,923
    Fairwood Holdings, Ltd.                                  21,000     87,302
    Far East Consortium International, Ltd.                 751,479    434,361
    First Pacific Co., Ltd.                                 970,400    692,114
*   First Shanghai Investments, Ltd.                        360,000     48,632
    Fountain SET Holdings, Ltd.                             320,000     44,992
    Galaxy Entertainment Group, Ltd.                        196,000  1,729,090
*   GCL New Energy Holdings, Ltd.                         3,272,000    237,808
    Genting Hong Kong, Ltd.                                  55,000     12,466
    Get Nice Financial Group, Ltd.                           80,525     20,948
    Get Nice Holdings, Ltd.                               3,221,000    119,187
    Giordano International, Ltd.                            714,000    365,098
*   Global Brands Group Holding, Ltd.                     3,516,000    304,936
    Gold Peak Industries Holdings, Ltd.                     262,000     29,454
*   Gold-Finance Holdings, Ltd.                              44,000     15,540
    Goodbaby International Holdings, Ltd.                   300,000    184,847
    Guoco Group, Ltd.                                         3,000     42,621
    Guotai Junan International Holdings, Ltd.             1,104,000    400,704
    Haitong International Securities Group, Ltd.            599,474    424,066
    Hang Lung Group, Ltd.                                   244,000    926,153
    Hang Lung Properties, Ltd.                              263,000    693,213
    Hang Seng Bank, Ltd.                                     65,400  1,553,863
    Hanison Construction Holdings, Ltd.                     137,208     27,134
    Harbour Centre Development, Ltd.                         21,000     40,487
    Henderson Land Development Co., Ltd.                    135,444    945,209
    HK Electric Investments & HK Electric Investments,
      Ltd.                                                  259,000    239,156
    HKBN, Ltd.                                              207,000    260,526
    HKR International, Ltd.                                 301,600    198,481
    HKT Trust & HKT, Ltd.                                   951,000  1,189,317
*   Hoifu Energy Group, Ltd.                                112,000     13,632
    Hon Kwok Land Investment Co., Ltd.                       20,000     12,788
    Hong Kong & China Gas Co., Ltd.                         294,648    581,968
    Hong Kong Aircraft Engineering Co., Ltd.                 17,600    108,916
    Hong Kong Exchanges & Clearing, Ltd.                     45,508  1,716,820
    Hong Kong International Construction Investment
      Management Group Co., Ltd.                            112,000     31,971
    Hongkong & Shanghai Hotels, Ltd. (The)                  148,807    228,757
    Hopewell Holdings, Ltd.                                 179,000    724,774
*   Hsin Chong Group Holdings, Ltd.                         876,000      7,346
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   771,000    313,059
    Hysan Development Co., Ltd.                              76,000    424,036

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
*   I-CABLE Communications, Ltd.                            752,776 $   20,950
    IGG, Inc.                                               192,000    212,967
    International Housewares Retail Co., Ltd.               153,000     29,105
    iOne Holdings, Ltd.                                     660,000     15,187
    IPE Group, Ltd.                                         140,000     30,078
*   IRC, Ltd.                                             2,324,533     62,895
    IT, Ltd.                                                238,000    110,123
#   ITC Properties Group, Ltd.                              141,834     49,612
    Johnson Electric Holdings, Ltd.                         172,125    702,360
    Karrie International Holdings, Ltd.                     232,000     37,931
    Kerry Logistics Network, Ltd.                           231,250    332,714
    Kerry Properties, Ltd.                                  240,500  1,150,161
    Kingmaker Footwear Holdings, Ltd.                       186,000     50,337
    Kingston Financial Group, Ltd.                        1,169,000    907,107
    Kowloon Development Co., Ltd.                           152,000    162,605
*   Kwan On Holdings, Ltd.                                   70,000      9,412
    L'Occitane International SA                             180,250    333,476
    Lai Sun Development Co., Ltd.                           131,380    235,016
    Li & Fung, Ltd.                                       2,498,000  1,272,553
    Lifestyle International Holdings, Ltd.                  195,500    294,675
    Liu Chong Hing Investment, Ltd.                          42,000     71,977
    Luk Fook Holdings International, Ltd.                   134,000    478,454
    Lung Kee Bermuda Holdings                                68,000     32,802
*   Macau Legend Development, Ltd.                        1,025,000    161,957
    Magnificent Hotel Investment, Ltd.                      500,000     14,833
    Man Wah Holdings, Ltd.                                  577,600    614,358
*   Master Glory Group, Ltd.(BYTP1T9)                     3,838,880     51,521
*   Master Glory Group, Ltd.(BYTP1T9)                       394,860      5,300
*   Maxnerva Technology Services, Ltd.                      154,000     29,304
    Melco International Development, Ltd.                   285,000    853,237
    Melco Resorts & Entertainment, Ltd. ADR                  11,953    355,960
    MGM China Holdings, Ltd.                                 89,200    274,274
    Microport Scientific Corp.                               92,000     96,528
*   Midland Holdings, Ltd.                                  166,666     53,132
    Ming Fai International Holdings, Ltd.                   107,000     16,699
    Miramar Hotel & Investment                               42,000     89,730
    Modern Dental Group, Ltd.                                41,000     13,669
*   Mongolian Mining Corp.                                1,658,500     54,345
    MTR Corp., Ltd.                                          97,766    559,131
    NagaCorp, Ltd.                                          996,000    813,326
    Nameson Holdings, Ltd.                                  246,000    100,141
    National Electronic Hldgs                                30,800      4,626
*   Neo-Neon Holdings, Ltd.                                 136,500     12,731
*   NEW Concepts Holdings, Ltd.                              40,000     23,282
*   New Sports Group, Ltd.                                  102,000      9,617
*   New Times Energy Corp., Ltd.                            444,000     11,617
    New World Development Co., Ltd.                       1,312,106  2,115,067
*   Newocean Energy Holdings, Ltd.                          466,000    117,550
*   Next Digital, Ltd.                                      124,000      5,702
*   Nine Express, Ltd.                                      660,000     29,071
    NWS Holdings, Ltd.                                      406,508    790,102
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                                  340,000     26,059
    Orient Overseas International, Ltd.                      93,500    878,562

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Oriental Watch Holdings                                  96,400 $   24,637
*   Pacific Andes International Holdings, Ltd.            1,128,607      3,953
*   Pacific Basin Shipping, Ltd.                          1,578,000    365,550
    Pacific Textiles Holdings, Ltd.                         377,000    395,261
    Paliburg Holdings, Ltd.                                 222,000     97,626
*   Paradise Entertainment, Ltd.                            132,000     14,701
    PCCW, Ltd.                                            1,585,511    913,119
*   Pearl Oriental Oil, Ltd.                                638,000     19,888
    Perfect Shape Beauty Technology, Ltd.                   180,000     27,368
    Pico Far East Holdings, Ltd.                            370,000    147,979
    Playmates Holdings, Ltd.                                580,000     81,377
    Playmates Toys, Ltd.                                    332,000     53,416
    Polytec Asset Holdings, Ltd.                            610,000     48,557
    Power Assets Holdings, Ltd.                              53,000    471,007
    Prada SpA                                                86,100    352,749
    Public Financial Holdings, Ltd.                          72,000     31,894
*   PYI Corp., Ltd.                                       1,406,000     31,548
*   Realord Group Holdings, Ltd.                             72,000     45,173
    Regal Hotels International Holdings, Ltd.               170,000    121,651
    Regina Miracle International Holdings, Ltd.              64,000     57,664
    SA SA International Holdings, Ltd.                      504,204    218,839
    Samsonite International SA                              310,200  1,340,642
    Sands China, Ltd.                                        66,000    392,217
    SAS Dragon Holdings, Ltd.                               216,000     72,924
    SEA Holdings, Ltd.                                       94,824    192,762
    Shangri-La Asia, Ltd.                                   467,166  1,184,541
    Shenwan Hongyuan HK, Ltd.                               232,500     84,477
*   Shougang Concord Grand Group, Ltd.                      374,000     10,623
    Singamas Container Holdings, Ltd.                       650,000    131,062
    Sino Land Co., Ltd.                                     372,006    686,099
    SITC International Holdings Co., Ltd.                   632,000    723,053
    Sitoy Group Holdings, Ltd.                              203,000     40,464
    SJM Holdings, Ltd.                                      695,301    693,351
    SmarTone Telecommunications Holdings, Ltd.              206,086    239,917
*   SOCAM Development, Ltd.                                  88,444     22,872
    Soundwill Holdings, Ltd.                                 32,000     63,677
*   South China Financial Holdings, Ltd.                  3,100,000     18,584
*   South China Holdings Co., Ltd.                        1,160,000     44,530
    Stella International Holdings, Ltd.                     184,000    266,533
*   Stelux Holdings International, Ltd.                      43,000      3,366
    Strong Petrochemical Holdings, Ltd.                     132,000     21,317
*   Summit Ascent Holdings, Ltd.                            268,000     30,155
    Sun Hung Kai & Co., Ltd.                                340,529    221,867
    Sun Hung Kai Properties, Ltd.                           133,588  2,309,582
    Swire Pacific, Ltd. Class A                              87,500    873,342
    Swire Pacific, Ltd. Class B                             130,000    222,794
    Swire Properties, Ltd.                                   69,600    243,663
    Tai Sang Land Development, Ltd.                          20,710     14,080
    Tai United Holdings, Ltd.                               495,000     79,920
*   Talent Property Group, Ltd.                           1,845,000     20,609
    Tao Heung Holdings, Ltd.                                144,000     27,254
    Techtronic Industries Co., Ltd.                         312,500  2,082,208
    Television Broadcasts, Ltd.                             122,400    436,717

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Texwinca Holdings, Ltd.                                 334,000 $   182,706
    TK Group Holdings, Ltd.                                  42,000      31,080
*   Tom Group, Ltd.                                         162,000      45,220
    Town Health International Medical Group, Ltd.           320,000      28,226
    Tradelink Electronic Commerce, Ltd.                     268,000      47,578
    Transport International Holdings, Ltd.                  111,600     347,983
*   Trinity, Ltd.                                           416,000      40,729
*   TSC Group Holdings, Ltd.                                199,000      25,706
    Tsui Wah Holdings, Ltd.                                 280,000      41,807
    United Laboratories International Holdings, Ltd.
*     (The)                                                 332,500     290,578
*   Universe International Financial Holdings, Ltd.         170,000      13,721
*   Up Energy Development Group, Ltd.                       524,000       1,621
*   Value Convergence Holdings, Ltd.                         64,000      12,696
    Value Partners Group, Ltd.                              147,954     188,001
    Vanke Property Overseas, Ltd.                             2,000       1,566
    Vantage International Holdings, Ltd.                    164,000      20,821
    Vedan International Holdings, Ltd.                      152,000      15,906
*   Victory City International Holdings, Ltd.             1,233,798      28,856
    Vitasoy International Holdings, Ltd.                    216,000     552,290
    VSTECS Holdings, Ltd.                                   329,600     175,220
    VTech Holdings, Ltd.                                     36,100     497,963
    Wai Kee Holdings, Ltd.                                   26,000      14,554
    Water Oasis Group, Ltd.                                 228,000      27,341
    WH Group, Ltd.                                        1,841,000   2,276,218
    Wharf Holdings, Ltd. (The)                              109,000     444,118
*   Wharf Real Estate Investment Co., Ltd.                  109,000     753,127
    Wheelock & Co., Ltd.                                    129,000   1,008,861
    Win Hanverky Holdings, Ltd.                             116,000      15,576
*   Winfull Group Holdings, Ltd.                            280,000       5,834
    Wing On Co. International, Ltd.                          32,000     119,313
    Wing Tai Properties, Ltd.                               102,000      76,800
    Wonderful Sky Financial Group Holdings, Ltd.             50,000       9,382
    Wynn Macau, Ltd.                                        159,200     562,439
    Xinyi Glass Holdings, Ltd.                              784,000   1,187,860
    Yeebo International Holdings, Ltd.                      106,000      37,960
    YGM Trading, Ltd.                                        20,000      15,885
    Yue Yuen Industrial Holdings, Ltd.                      230,500   1,041,689
                                                                    -----------
TOTAL HONG KONG                                                      79,261,045
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.                155,376     290,291
    MOL Hungarian Oil & Gas P.L.C.                          130,412   1,592,887
    OTP Bank P.L.C.                                          27,352   1,267,331
    Richter Gedeon Nyrt                                      14,974     384,383
                                                                    -----------
TOTAL HUNGARY                                                         3,534,892
                                                                    -----------
INDIA -- (3.0%)
*   3M India, Ltd.                                              176      51,939
*   5Paisa Capital, Ltd.                                      2,700      12,351
    Aarti Industries                                          8,067     134,775
*   Aban Offshore, Ltd.                                       7,592      25,135
    ABB India, Ltd.                                           1,905      49,526

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Abbott India, Ltd.                                        306 $   26,995
    ACC, Ltd.                                               7,132    192,213
    Adani Enterprises, Ltd.                                72,180    240,420
    Adani Ports & Special Economic Zone, Ltd.              84,017    563,753
*   Adani Power, Ltd.                                     386,897    221,623
*   Adani Transmissions, Ltd.                              90,238    294,862
*   Aditya Birla Capital, Ltd.                             69,729    186,726
*   Aditya Birla Fashion and Retail, Ltd.                  73,294    188,571
    Aegis Logistics, Ltd.                                  36,650    142,464
    Agro Tech Foods, Ltd.                                     923      9,434
    AIA Engineering, Ltd.                                   9,673    232,459
    Ajanta Pharma, Ltd.                                     4,978    113,486
    Akzo Nobel India, Ltd.                                  3,176     91,043
    Alembic Pharmaceuticals, Ltd.                          15,548    137,613
    Alembic, Ltd.                                          30,658     31,332
    Alkem Laboratories, Ltd.                                  694     24,011
*   Allahabad Bank                                         81,372     85,117
    Allcargo Logistics, Ltd.                               15,152     45,856
    Amara Raja Batteries, Ltd.                             11,770    148,703
    Ambuja Cements, Ltd.                                   97,375    401,811
*   Amtek Auto, Ltd.                                       48,317     19,627
    Anant Raj, Ltd.                                        49,377     51,317
*   Andhra Bank                                            88,163     72,608
    Apar Industries, Ltd.                                   3,922     45,246
    APL Apollo Tubes, Ltd.                                    141      4,750
    Apollo Hospitals Enterprise, Ltd.                      11,454    208,931
    Apollo Tyres, Ltd.                                    112,007    447,997
    Arvind, Ltd.                                           57,700    372,952
    Asahi India Glass, Ltd.                                 5,732     31,292
    Ashiana Housing, Ltd.                                   3,289     10,305
    Ashok Leyland, Ltd.                                   279,728    553,548
    Ashoka Buildcon, Ltd.                                  18,131     64,942
    Asian Paints, Ltd.                                     15,640    278,238
    Astral Polytechnik, Ltd.                                4,137     51,773
*   AstraZeneca Pharma India, Ltd.                            535      9,574
    Atul, Ltd.                                              3,454    147,675
    Aurobindo Pharma, Ltd.                                106,747  1,059,315
    Automotive Axles, Ltd.                                  1,974     48,660
    Avanti Feeds, Ltd.                                        259      9,032
    Axis Bank, Ltd.                                       183,452  1,709,734
    Bajaj Auto, Ltd.                                        6,148    321,494
    Bajaj Corp., Ltd.                                      10,585     81,199
    Bajaj Electricals, Ltd.                                 6,970     53,207
    Bajaj Finance, Ltd.                                    28,070    738,378
    Bajaj Finserv, Ltd.                                     8,939    671,947
*   Bajaj Hindusthan Sugar, Ltd.                          152,226     33,887
    Bajaj Holdings & Investment, Ltd.                       7,265    320,407
    Balaji Amines, Ltd.                                     3,847     39,640
    Balkrishna Industries, Ltd.                            28,906    517,415
    Balmer Lawrie & Co., Ltd.                              18,406     69,184
    Balrampur Chini Mills, Ltd.                            61,232    117,296
    Banco Products India, Ltd.                              3,892     14,144
    Bank of Baroda                                        109,728    269,250

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
*   Bank of India                                          83,859 $  206,157
*   Bank Of Maharashtra                                    32,893     10,270
    Bata India, Ltd.                                       13,096    145,006
    BEML, Ltd.                                              5,064    115,188
    Berger Paints India, Ltd.                              74,368    292,221
*   BF Utilities, Ltd.                                      4,550     34,459
*   BGR Energy Systems, Ltd.                                2,982      6,204
    Bhansali Engineering Polymers, Ltd.                     9,545     25,310
    Bharat Electronics, Ltd.                              100,463    266,387
*   Bharat Financial Inclusion, Ltd.                       10,060    165,217
    Bharat Forge, Ltd.                                     69,568    786,233
    Bharat Heavy Electricals, Ltd.                        192,098    300,945
    Bharat Petroleum Corp., Ltd.                           65,079    500,948
    Bharti Airtel, Ltd.                                   161,844  1,117,864
    Bharti Infratel, Ltd.                                  37,508    207,179
    Biocon, Ltd.                                           61,119    589,908
    Birla Corp., Ltd.                                       9,430    170,123
    Bliss Gvs Pharma, Ltd.                                 17,529     56,303
    Blue Dart Express, Ltd.                                   884     64,805
    Blue Star, Ltd.                                         2,257     26,643
    Bodal Chemicals, Ltd.                                  16,735     41,939
    Bombay Dyeing & Manufacturing Co., Ltd.                38,560    138,776
*   Bombay Rayon Fashions, Ltd.                             5,292      5,901
    Bosch, Ltd.                                               259     78,780
    Brigade Enterprises, Ltd.                              11,841     52,889
    Britannia Industries, Ltd.                              2,752    201,745
    Cadila Healthcare, Ltd.                                41,130    274,952
    Can Fin Homes, Ltd.                                    11,250     79,051
    Canara Bank                                            48,751    260,177
    Capital First, Ltd.                                     5,409     62,537
    Caplin Point Laboratories, Ltd.                         5,302     49,020
    Carborundum Universal, Ltd.                             8,630     50,410
    Care Ratings, Ltd.                                      3,644     77,702
    Castrol India, Ltd.                                    26,328     75,996
    CCL Products India, Ltd.                               13,096     60,309
    Ceat, Ltd.                                              8,263    235,927
    Century Plyboards India, Ltd.                           8,269     41,602
    Century Textiles & Industries, Ltd.                    10,906    237,796
    Cera Sanitaryware, Ltd.                                 1,180     64,557
    CESC, Ltd.                                             16,500    272,502
*   CG Power and Industrial Solutions, Ltd.               136,819    194,780
    Chambal Fertilizers and Chemicals, Ltd.                50,908    129,099
    Chennai Petroleum Corp., Ltd.                          11,326     73,276
    Chennai Super Kings Cricket, Ltd.                      65,357        434
    Cholamandalam Investment and Finance Co., Ltd.         15,045    305,149
    Cipla, Ltd.                                            55,878    521,081
    City Union Bank, Ltd.                                  51,079    128,149
    Clariant Chemicals India, Ltd.                          2,206     22,193
    Coal India, Ltd.                                       14,698     69,369
*   Coffee Day Enterprises, Ltd.                            6,301     31,452
    Colgate-Palmolive India, Ltd.                           9,498    167,096
    Container Corp. Of India, Ltd.                          9,568    208,995
    Coromandel International, Ltd.                         31,819    279,908

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
*   Corp. Bank                                             47,980 $ 29,175
    Cox & Kings, Ltd.                                      34,606  135,307
    CRISIL, Ltd.                                            3,842  117,571
    Crompton Greaves Consumer Electricals, Ltd.            85,911  335,095
    Cummins India, Ltd.                                     9,452  133,527
    Cyient, Ltd.                                            4,225   42,253
    Dabur India, Ltd.                                      35,944  201,234
    Dalmia Bharat Sugar & Industries, Ltd.                  8,158   13,774
    Dalmia Bharat, Ltd.                                     8,220  380,161
    DB Corp., Ltd.                                         10,796   55,136
*   DB Realty, Ltd.                                        37,981   35,873
    DCB Bank, Ltd.                                         84,118  229,323
    DCM Shriram, Ltd.                                      15,699  141,300
    Deepak Fertilisers & Petrochemicals Corp., Ltd.        13,545   84,530
    Deepak Nitrite, Ltd.                                    5,702   24,882
    Delta Corp., Ltd.                                      30,239  163,557
*   Dena Bank                                              73,169   28,854
    Dewan Housing Finance Corp., Ltd.                      71,561  653,427
    Dhampur Sugar Mills, Ltd.                              12,251   36,668
    Dhanuka Agritech, Ltd.                                  2,609   30,706
    Dilip Buildcon, Ltd.                                    7,481  106,548
*   Dish TV India, Ltd.                                    76,802   90,441
*   Dishman Carbogen Amcis, Ltd.                           14,314   83,876
    Divi's Laboratories, Ltd.                              28,775  471,803
    DLF, Ltd.                                              91,951  360,833
    Dr Lal PathLabs, Ltd.                                     751   10,773
    Dr Reddy's Laboratories, Ltd. ADR                      12,143  418,448
*   Dredging Corp. Of India, Ltd.                           4,639   55,490
    Dwarikesh Sugar Industries, Ltd.                       24,401   16,463
*   Dynamatic Technologies, Ltd.                            1,070   31,195
    eClerx Services, Ltd.                                   8,319  196,836
    Eicher Motors, Ltd.                                     2,071  874,007
    EID Parry India, Ltd.                                  23,942  124,794
    EIH, Ltd.                                              28,044   84,270
    Electrosteel Castings, Ltd.                            29,267   15,599
    Elgi Equipments, Ltd.                                   6,798   33,729
    Emami, Ltd.                                             4,358   76,504
    Endurance Technologies, Ltd.                            1,182   22,185
    Engineers India, Ltd.                                  57,102  159,427
*   Eros International Media, Ltd.                         10,555   33,326
    Escorts, Ltd.                                          23,174  295,290
    Essel Propack, Ltd.                                    19,045   84,882
*   Eveready Industries India, Ltd.                         8,237   53,695
    Exide Industries, Ltd.                                 88,368  306,399
    FDC, Ltd.                                              14,840   53,792
    Federal Bank, Ltd.                                    377,941  597,411
*   Federal-Mogul Goetze India, Ltd.                        1,631   13,692
    FIEM Industries, Ltd.                                   2,558   37,386
    Finolex Cables, Ltd.                                   19,393  226,082
    Finolex Industries, Ltd.                               15,310  155,162
*   Firstsource Solutions, Ltd.                            78,398   50,317
*   Fortis Healthcare, Ltd.                                54,651  117,184
    Future Enterprises, Ltd.                               30,613   20,550

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Future Lifestyle Fashions, Ltd.                         1,838 $   10,830
*   Future Retail, Ltd.                                    41,879    366,783
    Gabriel India, Ltd.                                    19,798     52,841
    GAIL India, Ltd.                                       81,424    612,570
    Garware Wall Ropes, Ltd.                                1,870     30,050
    Gateway Distriparks, Ltd.                              23,895     86,428
    Gati, Ltd.                                             16,078     32,895
*   Gayatri Highways, Ltd.                                 23,512      2,699
*   Gayatri Projects, Ltd.                                 23,512     76,725
    Geojit Financial Services, Ltd.                        10,881     17,698
    GHCL, Ltd.                                             19,423     94,474
    GIC Housing Finance, Ltd.                               8,499     56,279
    Gillette India, Ltd.                                      708     72,930
    GlaxoSmithKline Consumer Healthcare, Ltd.                 735     77,440
    GlaxoSmithKline Pharmaceuticals, Ltd.                     514     19,773
    Glenmark Pharmaceuticals, Ltd.                         11,592    110,331
    GM Breweries, Ltd.                                        665      9,264
*   GMR Infrastructure, Ltd.                              764,867    260,279
*   Godawari Power and Ispat, Ltd.                            875      7,276
    Godfrey Phillips India, Ltd.                            3,450     49,850
    Godrej Consumer Products, Ltd.                         12,844    211,792
    Godrej Industries, Ltd.                                16,321    157,213
*   Godrej Properties, Ltd.                                11,592    145,151
    Granules India, Ltd.                                   27,599     57,190
    Graphite India, Ltd.                                   13,582    161,758
    Grasim Industries, Ltd.                                49,807    907,468
    Great Eastern Shipping Co., Ltd. (The)                 24,793    155,384
    Greaves Cotton, Ltd.                                   35,151     76,240
    Greenply Industries, Ltd.                              13,035     70,624
    Grindwell Norton, Ltd.                                  2,042     16,775
    Gruh Finance, Ltd.                                     22,005    200,945
    Gujarat Alkalies & Chemicals, Ltd.                      9,984    117,536
    Gujarat Ambuja Exports, Ltd.                            5,284     20,163
    Gujarat Fluorochemicals, Ltd.                          12,560    165,394
    Gujarat Gas, Ltd.                                       7,972    108,214
    Gujarat Industries Power Co., Ltd.                     13,913     26,349
    Gujarat Mineral Development Corp., Ltd.                40,207     93,004
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.   15,978    121,031
    Gujarat Pipavav Port, Ltd.                             25,705     58,117
    Gujarat State Fertilizers & Chemicals, Ltd.            40,083     90,932
    Gujarat State Petronet, Ltd.                           65,874    209,787
    Gulf Oil Lubricants India, Ltd.                         1,745     24,784
*   GVK Power & Infrastructure, Ltd.                       63,703     20,762
*   Hathway Cable & Datacom, Ltd.                          68,907     43,339
    Hatsun Agro Products, Ltd.                              2,366     29,623
    Havells India, Ltd.                                    29,435    241,157
    HCL Technologies, Ltd.                                 72,993  1,128,925
    HDFC Bank, Ltd.                                        51,927  1,633,712
    HDFC Bank, Ltd. ADR                                     2,000    217,180
*   HEG, Ltd.                                               2,691    114,575
    HeidelbergCement India, Ltd.                           32,536     80,049
    Heritage Foods, Ltd.                                    4,050     48,114
    Hero MotoCorp, Ltd.                                     3,652    211,785

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Hexaware Technologies, Ltd.                            41,142 $  245,569
    Hikal, Ltd.                                            10,199     35,093
*   Himachal Futuristic Communications, Ltd.              241,925    110,602
    Himadri Speciality Chemical, Ltd.                      18,499     51,236
    Himatsingka Seide, Ltd.                                24,860    136,405
    Hindalco Industries, Ltd.                             386,313  1,551,443
    Hinduja Global Solutions, Ltd.                          1,337     19,373
    Hindustan Media Ventures, Ltd.                          2,936     11,621
    Hindustan Petroleum Corp., Ltd.                        66,402    412,579
    Hindustan Unilever, Ltd.                               12,486    267,925
    Honeywell Automation India, Ltd.                          588    156,018
*   Housing Development & Infrastructure, Ltd.            146,987    132,499
    Housing Development Finance Corp., Ltd.                35,128  1,079,128
    HSIL, Ltd.                                             13,542     92,285
    HT Media, Ltd.                                         12,903     19,957
    I G Petrochemicals, Ltd.                                  786      8,607
    ICICI Bank, Ltd.                                       50,380    278,873
    ICICI Bank, Ltd. Sponsored ADR                         97,108  1,066,246
*   IDBI Bank, Ltd.                                       221,811    210,256
*   Idea Cellular, Ltd.                                   733,732  1,065,782
    IDFC Bank, Ltd.                                       142,144    126,497
    IDFC, Ltd.                                            142,144    125,230
*   IFB Industries, Ltd.                                    1,731     34,592
*   IFCI, Ltd.                                            304,825    135,898
    IIFL Holdings, Ltd.                                    67,491    773,912
*   IL&FS Transportation Networks, Ltd.                    35,448     43,088
    India Cements, Ltd. (The)                              82,812    217,308
    India Glycols, Ltd.                                     2,704     22,144
    Indiabulls Housing Finance, Ltd.                       80,939  1,761,470
*   Indiabulls Real Estate, Ltd.                           29,492     99,013
    Indiabulls Ventures, Ltd.                              10,382     40,224
    Indian Bank                                            37,162    210,989
    Indian Hotels Co., Ltd. (The)                          80,106    173,826
    Indian Hume Pipe Co., Ltd.                              4,791     30,482
    Indian Metals & Ferro Alloys, Ltd.                        924      9,519
    Indian Oil Corp., Ltd.                                 53,620    351,062
*   Indian Overseas Bank                                  175,339     62,302
    Indo Count Industries, Ltd.                            20,679     33,606
    Indoco Remedies, Ltd.                                   4,041     17,303
    Indraprastha Gas, Ltd.                                 51,880    248,218
    IndusInd Bank, Ltd.                                     6,438    176,906
    Infosys, Ltd.                                         168,077  3,030,625
    Infosys, Ltd. Sponsored ADR                            11,240    202,432
    Ingersoll-Rand India, Ltd.                              4,075     49,895
*   Inox Leisure, Ltd.                                     19,837     86,248
*   Intellect Design Arena, Ltd.                           15,315     43,357
*   International Paper APPM, Ltd.                          2,357     12,964
    Ipca Laboratories, Ltd.                                 9,259     83,485
    IRB Infrastructure Developers, Ltd.                    48,779    183,989
    ITC, Ltd.                                              75,464    321,573
    ITD Cementation India, Ltd.                            11,942     38,253
    J Kumar Infraprojects, Ltd.                            13,503     70,586
    Jagran Prakashan, Ltd.                                 35,220     95,652

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Jain Irrigation Systems, Ltd.                         145,952 $  320,337
*   Jaiprakash Associates, Ltd.                           687,877    217,997
*   Jaiprakash Power Ventures, Ltd.                       482,655     53,389
*   Jammu & Kashmir Bank, Ltd. (The)                       85,852    100,513
    Jamna Auto Industries, Ltd.                            34,285     39,101
*   Jaypee Infratech, Ltd.                                142,082     33,395
    JB Chemicals & Pharmaceuticals, Ltd.                    7,449     36,079
    JBF Industries, Ltd.                                   13,990     39,538
*   Jet Airways India, Ltd.                                 5,097     60,267
    Jindal Poly Films, Ltd.                                 3,631     19,921
    Jindal Saw, Ltd.                                       62,028    144,099
*   Jindal Stainless Hisar, Ltd.                           23,161     72,154
*   Jindal Stainless, Ltd.                                 22,220     38,978
*   Jindal Steel & Power, Ltd.                            129,450    538,851
*   JITF Infralogistics, Ltd.                               4,986      3,569
    JK Cement, Ltd.                                         8,088    143,067
    JK Lakshmi Cement, Ltd.                                 4,965     32,102
    JK Paper, Ltd.                                         21,301     47,395
    JK Tyre & Industries, Ltd.                             29,960     82,305
    JM Financial, Ltd.                                     97,808    248,294
    Johnson Controls-Hitachi Air Conditioning India, Ltd.   1,603     63,088
    JSW Energy, Ltd.                                      203,938    278,789
    JSW Steel, Ltd.                                       397,413  1,827,206
    Jubilant Foodworks, Ltd.                                8,035    257,428
    Jubilant Life Sciences, Ltd.                           31,745    455,000
*   Just Dial, Ltd.                                        17,550    142,234
    Jyothy Laboratories, Ltd.                               8,967     51,268
    Kajaria Ceramics, Ltd.                                 15,747    155,749
    Kalpataru Power Transmission, Ltd.                     24,528    173,049
    Kalyani Steels, Ltd.                                    8,223     44,821
    Kansai Nerolac Paints, Ltd.                             7,181     57,584
    Karnataka Bank, Ltd. (The)                             67,981    157,343
    Karur Vysya Bank, Ltd. (The)                           84,922    148,073
    Kaveri Seed Co., Ltd.                                   6,663     54,108
    KCP, Ltd.                                              19,778     45,290
    KEC International, Ltd.                                36,898    203,447
    KEI Industries, Ltd.                                   13,865     84,734
    Kirloskar Brothers, Ltd.                               11,621     63,161
    Kitex Garments, Ltd.                                    9,492     43,036
    KNR Constructions, Ltd.                                 7,531     36,294
    Kolte-Patil Developers, Ltd.                            8,231     47,321
    Kotak Mahindra Bank, Ltd.                              60,128  1,046,801
    KPIT Technologies, Ltd.                                55,541    184,556
    KPR Mill, Ltd.                                          4,469     51,566
    KRBL, Ltd.                                             22,196    211,740
    KSB Pumps, Ltd.                                         1,172     16,562
    Kwality, Ltd.                                          27,994     44,168
    L&T Finance Holdings, Ltd.                            188,906    510,614
    Lakshmi Machine Works, Ltd.                               669     63,186
    Lakshmi Vilas Bank, Ltd. (The)                         31,676     63,600
    Larsen & Toubro Infotech, Ltd.                          1,192     23,907
    Larsen & Toubro, Ltd.                                  46,055  1,030,213
    LEEL Electricals, Ltd.                                  4,387     18,916

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    LG Balakrishnan & Bros, Ltd.                            1,362 $   21,332
    LIC Housing Finance, Ltd.                             119,419  1,002,681
    Linde India, Ltd.                                       5,728     48,054
    LT Foods, Ltd.                                         34,570     48,951
    Lupin, Ltd.                                            12,300    171,130
    Mahindra & Mahindra Financial Services, Ltd.           73,854    538,879
    Mahindra & Mahindra, Ltd.                             101,252  1,216,907
    Mahindra & Mahindra, Ltd. Sponsored GDR                24,544    294,887
*   Mahindra CIE Automotive, Ltd.                          13,377     46,391
    Mahindra Holidays & Resorts India, Ltd.                 9,011     46,704
    Mahindra Lifespace Developers, Ltd.                     6,749     52,820
    Man Infraconstruction, Ltd.                            22,903     23,280
    Manappuram Finance, Ltd.                              238,408    415,746
    Mangalore Refinery & Petrochemicals, Ltd.              63,805    128,871
    Marico, Ltd.                                           44,813    217,010
    Marksans Pharma, Ltd.                                  69,107     43,752
    Maruti Suzuki India, Ltd.                               7,420  1,106,709
    Mastek, Ltd.                                              349      2,625
*   Max Financial Services, Ltd.                            5,889     49,447
*   MAX India, Ltd.                                        26,905     48,058
*   Max Ventures & Industries, Ltd.                         5,381      6,844
    Mayur Uniquoters, Ltd.                                  5,050     39,075
    McLeod Russel India, Ltd.                              24,846     66,565
    Meghmani Organics, Ltd.                                40,612     66,360
    Mercator, Ltd.                                         59,332     36,449
    Merck, Ltd.                                             2,147     49,255
    Minda Corp., Ltd.                                      20,009     62,540
    Minda Industries, Ltd.                                  4,068     79,106
    MindTree, Ltd.                                         40,310    486,609
    Mirza International, Ltd.                              11,206     23,560
    Monsanto India, Ltd.                                       98      3,944
    Motherson Sumi Systems, Ltd.                           66,076    381,197
    Motilal Oswal Financial Services, Ltd.                  6,733    135,804
    Mphasis, Ltd.                                          15,087    213,419
    MRF, Ltd.                                                 486    520,101
    Muthoot Finance, Ltd.                                  35,816    232,499
*   Nagarjuna Fertilizers & Chemicals, Ltd.                69,051     25,277
    Natco Pharma, Ltd.                                     13,937    207,490
    National Aluminium Co., Ltd.                          193,656    229,032
    Nava Bharat Ventures, Ltd.                             27,373     67,549
    Navin Fluorine International, Ltd.                      3,575     44,664
*   Navkar Corp., Ltd.                                      7,149     20,099
    Navneet Education, Ltd.                                20,432     46,971
    NCC, Ltd.                                             165,699    318,079
    NESCO, Ltd.                                             8,739     82,787
    Nestle India, Ltd.                                      1,275    149,375
*   Neuland Laboratories, Ltd.                                504      6,673
    NHPC, Ltd.                                            168,062     77,866
    NIIT Technologies, Ltd.                                14,991    201,612
*   NIIT, Ltd.                                             12,821     20,504
    Nilkamal, Ltd.                                          1,989     56,400
    NLC India, Ltd.                                         5,931      9,730
    NOCIL, Ltd.                                            25,360     82,769

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    NRB Bearings, Ltd.                                      3,727 $    9,471
    NTPC, Ltd.                                             82,106    219,733
    Oberoi Realty, Ltd.                                    25,372    210,135
    OCL India, Ltd.                                         4,153     89,813
    Oil & Natural Gas Corp., Ltd.                          36,429    116,321
    Oil India, Ltd.                                        25,908    145,800
    Omaxe, Ltd.                                            14,260     51,229
    OnMobile Global, Ltd.                                  13,911     12,005
    Oracle Financial Services Software, Ltd.                2,808    184,369
    Orient Cement, Ltd.                                     9,034     21,522
*   Oriental Bank of Commerce                              43,463     78,968
    Page Industries, Ltd.                                     620    210,450
    Parag Milk Foods, Ltd.                                  3,052     13,454
*   Patel Engineering, Ltd.                                20,188     23,685
    PC Jeweller, Ltd.                                      26,664    203,910
    Persistent Systems, Ltd.                                7,632     93,392
    Petronet LNG, Ltd.                                    113,496    453,100
    Pfizer, Ltd.                                            2,484     90,754
    Phillips Carbon Black, Ltd.                             4,718     89,101
    Phoenix Mills, Ltd. (The)                              11,558    117,915
    PI Industries, Ltd.                                    19,582    273,352
    Pidilite Industries, Ltd.                              11,464    161,325
    Piramal Enterprises, Ltd.                              10,493    451,280
*   Polaris Consulting & Services, Ltd.                     7,820     50,203
    Power Finance Corp., Ltd.                             264,862    486,672
    Power Grid Corp. of India, Ltd.                        75,063    228,880
    Prabhat Dairy, Ltd.                                    11,670     39,180
    Praj Industries, Ltd.                                  38,085     63,716
*   Prakash Industries, Ltd.                               18,220     60,607
*   Praxis Home Retail, Ltd.                                2,094      9,383
    Prestige Estates Projects, Ltd.                        43,808    220,307
*   Prime Focus, Ltd.                                       5,458      9,422
    Procter & Gamble Hygiene & Health Care, Ltd.              791    115,376
    PTC India Financial Services, Ltd.                     51,751     28,391
    PTC India, Ltd.                                        75,922    126,423
*   Punjab & Sind Bank                                     15,909     11,208
*   Punjab National Bank                                   98,742    264,550
    PVR, Ltd.                                               9,838    225,713
    Radico Khaitan, Ltd.                                   19,617    110,314
    Rain Industries, Ltd.                                  51,180    305,649
    Rajesh Exports, Ltd.                                   26,295    339,413
    Rallis India, Ltd.                                     14,230     55,935
    Ramco Cements, Ltd. (The)                              25,138    301,005
    Ramco Industries, Ltd.                                  6,675     30,611
    Ramkrishna Forgings, Ltd.                               2,151     27,107
*   Ramky Infrastructure, Ltd.                              2,927     10,135
    Rashtriya Chemicals & Fertilizers, Ltd.                39,060     60,425
*   RattanIndia Power, Ltd.                               305,973     34,720
    Raymond, Ltd.                                          13,999    229,938
    Redington India, Ltd.                                  79,595    220,511
*   Relaxo Footwears, Ltd.                                  3,596     35,027
*   Reliance Communications, Ltd.                         314,737    145,573
    Reliance Industries, Ltd.                             188,418  2,845,043

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    Reliance Industries, Ltd. GDR(759470107)               19,167 $578,843
    Reliance Industries, Ltd. GDR(B16CYP903)               18,710  564,967
    Reliance Infrastructure, Ltd.                          30,523  237,507
*   Reliance Naval and Engineering, Ltd.                   41,874   30,196
*   Reliance Power, Ltd.                                  225,835  161,676
    Repco Home Finance, Ltd.                                5,419   53,026
    Rico Auto Industries, Ltd.                             18,607   25,112
*   Rolta India, Ltd.                                      34,772   36,918
    Rural Electrification Corp., Ltd.                     367,901  899,673
    Sadbhav Engineering, Ltd.                               6,929   44,749
    Sangam India, Ltd.                                      2,880    7,792
    Sanghvi Movers, Ltd.                                    6,071   14,669
    Sanofi India, Ltd.                                      2,222  174,384
    Schaeffler India, Ltd.                                  1,115   96,648
    SH Kelkar & Co., Ltd.                                   2,220   10,461
    Sharda Cropchem, Ltd.                                   6,833   47,565
    Sharda Motor Industries, Ltd.                             272    9,845
    Shilpa Medicare, Ltd.                                   3,332   29,585
*   Shipping Corp. of India, Ltd.                          48,621   61,855
    Shree Cement, Ltd.                                      1,212  326,930
    Shriram City Union Finance, Ltd.                        1,488   46,020
    Shriram Transport Finance Co., Ltd.                    31,868  687,705
    Siemens, Ltd.                                           1,769   35,948
    Simplex Infrastructures, Ltd.                           3,825   35,384
    Sintex Industries, Ltd.                               132,335   48,194
*   Sintex Plastics Technology, Ltd.                      132,335  151,637
    Siyaram Silk Mills, Ltd.                                3,878   39,635
    SJVN, Ltd.                                             85,579   46,415
    SKF India, Ltd.                                         3,506   96,811
    Skipper, Ltd.                                           9,232   35,118
    SML ISUZU, Ltd.                                         2,162   28,618
    Sobha, Ltd.                                            18,584  165,961
    Solar Industries India, Ltd.                            3,014   50,649
    Somany Ceramics, Ltd.                                   2,677   30,862
    Sonata Software, Ltd.                                  19,115   90,411
    South Indian Bank, Ltd. (The)                         430,148  204,056
    SREI Infrastructure Finance, Ltd.                      85,602  128,330
    SRF, Ltd.                                               8,369  234,026
    Srikalahasthi Pipes, Ltd.                               2,107   12,379
*   Star Cement, Ltd.                                       8,363   16,666
    State Bank of India                                    92,382  455,745
    State Bank of India GDR(513109900)                        226   11,204
    State Bank of India GDR(856552203)                        490   24,279
*   Steel Authority of India, Ltd.                        115,173  160,935
    Sterlite Technologies, Ltd.                            45,756  258,131
    Strides Shasun, Ltd.                                   16,632  198,971
    Subros, Ltd.                                            7,463   39,786
    Sudarshan Chemical Industries, Ltd.                     7,007   49,481
    Sun Pharmaceutical Industries, Ltd.                    93,383  849,877
    Sun TV Network, Ltd.                                   39,645  635,049
    Sundaram-Clayton, Ltd.                                    288   21,948
    Sundram Fasteners, Ltd.                                24,211  200,561
    Sunteck Realty, Ltd.                                   16,128  107,276

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Suprajit Engineering, Ltd.                              6,324 $   30,568
    Supreme Industries, Ltd.                               13,945    282,463
    Supreme Petrochem, Ltd.                                17,029     99,198
    Surya Roshni, Ltd.                                     10,195     64,003
    Sutlej Textiles and Industries, Ltd.                    8,019     12,441
    Suven Life Sciences, Ltd.                               6,664     22,455
*   Suzlon Energy, Ltd.                                   677,828    156,324
    Swaraj Engines, Ltd.                                    1,485     46,199
    Symphony, Ltd.                                          3,302     93,828
*   Syndicate Bank                                         92,012    104,953
    Syngene International, Ltd.                             2,590     24,426
    TAKE Solutions, Ltd.                                   15,100     40,102
    Talwalkars Better Value Fitness, Ltd.                   3,971     19,021
    Tamil Nadu Newsprint & Papers, Ltd.                    12,488     81,818
    Tata Chemicals, Ltd.                                   27,797    315,217
    Tata Communications, Ltd.                              12,550    120,957
    Tata Consultancy Services, Ltd.                        17,462    852,788
    Tata Elxsi, Ltd.                                        9,456    158,006
    Tata Global Beverages, Ltd.                           136,535    623,519
    Tata Metaliks, Ltd.                                     1,553     21,445
*   Tata Motors, Ltd.                                     196,497  1,230,147
    Tata Power Co., Ltd. (The)                            271,470    379,226
    Tata Steel, Ltd.                                      114,871  1,274,638
*   Tata Teleservices Maharashtra, Ltd.                   202,759     22,052
    TCI Express, Ltd.                                       3,908     32,599
    Tech Mahindra, Ltd.                                   173,871  1,671,151
*   Techno Electric & Engineering Co., Ltd.                14,598     85,788
    Texmaco Rail & Engineering, Ltd.                       12,086     19,552
    Thermax, Ltd.                                           5,973    115,738
    Thirumalai Chemicals, Ltd.                              1,030     32,123
    Thomas Cook India, Ltd.                                12,185     44,818
    TI Financial Holdings, Ltd.                            22,665    245,892
    Tide Water Oil Co India, Ltd.                             138     14,800
    Time Technoplast, Ltd.                                 45,379    129,108
    Timken India, Ltd.                                      5,879     82,792
    Tinplate Co. of India, Ltd. (The)                       6,361     25,342
    Titagarh Wagons, Ltd.                                  15,510     37,942
    Titan Co., Ltd.                                        17,242    235,221
    Torrent Pharmaceuticals, Ltd.                           8,466    180,721
    Torrent Power, Ltd.                                    29,991    133,851
    Transport Corp. of India, Ltd.                         11,637     51,147
    Trent, Ltd.                                             6,550     32,402
    Trident, Ltd.                                          39,676     48,978
    Triveni Engineering & Industries, Ltd.                 30,673     30,840
    Triveni Turbine, Ltd.                                  34,817     70,894
    TTK Prestige, Ltd.                                        355     40,518
    Tube Investments of India, Ltd.                        22,665     95,056
    TV Today Network, Ltd.                                  7,721     54,631
*   TV18 Broadcast, Ltd.                                  190,935    185,122
    TVS Motor Co., Ltd.                                    34,636    378,905
    TVS Srichakra, Ltd.                                       579     32,532
*   UCO Bank                                              163,070     80,606
    Uflex, Ltd.                                            15,054     99,716

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
INDIA -- (Continued)
    UFO Moviez India, Ltd.                                   5,376 $     38,563
    Ultratech Cement, Ltd.                                   4,462      306,611
    Unichem Laboratories, Ltd.                              16,164       90,986
*   Union Bank of India                                     74,597      159,394
*   Unitech, Ltd.                                          958,605      126,966
    United Breweries, Ltd.                                   6,518      116,920
*   United Spirits, Ltd.                                     5,422      278,246
    UPL, Ltd.                                               86,868    1,024,798
    V-Guard Industries, Ltd.                                18,592       67,819
    V-Mart Retail, Ltd.                                        445       10,390
    VA Tech Wabag, Ltd.                                     10,769      103,957
*   Vaibhav Global, Ltd.                                       918       10,392
    Vakrangee, Ltd.                                         74,772      428,576
    Vardhman Textiles, Ltd.                                  6,586      134,651
    Vedanta, Ltd.                                          239,791    1,280,788
    Vedanta, Ltd. ADR                                       28,241      604,931
    Venky's India, Ltd.                                      1,719       72,838
    Vesuvius India, Ltd.                                     1,061       23,648
    Vijaya Bank                                             99,496       99,873
    Vinati Organics, Ltd.                                    5,750       86,080
    VIP Industries, Ltd.                                    10,856       57,899
    Voltas, Ltd.                                            27,567      261,518
    VRL Logistics, Ltd.                                     11,268       77,348
    VST Industries, Ltd.                                       351       17,914
    WABCO India, Ltd.                                          446       52,041
    Welspun Corp., Ltd.                                     36,901       91,408
    Welspun India, Ltd.                                    118,610      128,568
    West Coast Paper Mills, Ltd.                             8,293       34,370
    Whirlpool of India, Ltd.                                 4,838      111,806
    Wipro, Ltd.                                            150,024      718,257
*   Wockhardt, Ltd.                                          9,139      114,937
    Yes Bank, Ltd.                                         328,095    1,824,979
    Zee Entertainment Enterprises, Ltd.                     39,386      368,811
    Zee Learn, Ltd.                                         23,196       16,211
    Zensar Technologies, Ltd.                                4,461       66,545
                                                                   ------------
TOTAL INDIA                                                         112,202,724
                                                                   ------------
INDONESIA -- (0.7%)
    Ace Hardware Indonesia Tbk PT                        1,479,200      149,056
    Adaro Energy Tbk PT                                  6,459,400    1,181,690
    Adhi Karya Persero Tbk PT                              784,987      130,503
    Agung Podomoro Land Tbk PT                           2,441,400       43,088
    AKR Corporindo Tbk PT                                  257,200      119,429
    Alam Sutera Realty Tbk PT                            4,425,100      129,974
*   Aneka Tambang Persero Tbk PT                         3,299,420      225,274
    Arwana Citramulia Tbk PT                               232,600        5,942
    Asahimas Flat Glass Tbk PT                              86,500       35,133
    Astra Agro Lestari Tbk PT                              211,589      205,375
    Astra International Tbk PT                           1,459,400      925,566
    Bank Bukopin Tbk                                     1,262,200       60,314
    Bank Central Asia Tbk PT                               388,600      659,757
    Bank Danamon Indonesia Tbk PT                          822,263      438,809

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDONESIA -- (Continued)
    Bank Mandiri Persero Tbk PT                            1,974,318 $1,200,233
    Bank Negara Indonesia Persero Tbk PT                   1,084,320    761,390
*   Bank Pan Indonesia Tbk PT                              1,316,000    144,392
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT     894,500    154,297
    Bank Pembangunan Daerah Jawa Timur Tbk PT              1,178,900     68,642
*   Bank Permata Tbk PT                                    1,083,325     53,407
    Bank Rakyat Indonesia Persero Tbk PT                   5,672,000  1,568,587
    Bank Tabungan Negara Persero Tbk PT                    1,893,441    517,420
    Bank Tabungan Pensiunan Nasional Tbk PT                   54,000     14,345
*   Barito Pacific Tbk PT                                  2,491,000    491,331
*   Bayan Resources Tbk PT                                    16,000     12,799
    Bekasi Fajar Industrial Estate Tbk PT                  2,056,600     46,141
*   Benakat Integra Tbk PT                                 3,406,400     22,644
    BISI International Tbk PT                                468,500     61,357
    Bukit Asam Persero Tbk PT                              1,560,500    396,226
    Bumi Serpong Damai Tbk PT                              2,092,800    284,433
*   Bumi Teknokultura Unggul Tbk PT                        2,300,800     22,855
    Charoen Pokphand Indonesia Tbk PT                        971,000    250,170
    Ciputra Development Tbk PT                             4,791,071    486,507
*   Citra Marga Nusaphala Persada Tbk PT                     517,167     60,499
*   Delta Dunia Makmur Tbk PT                              4,476,500    391,112
*   Eagle High Plantations Tbk PT                          4,587,600     77,463
    Elnusa Tbk PT                                          1,814,900     57,674
    Erajaya Swasembada Tbk PT                                382,200     23,940
*   Eureka Prima Jakarta Tbk PT                              764,400      4,507
    Gajah Tunggal Tbk PT                                     689,200     43,803
*   Garuda Indonesia Persero Tbk PT                        1,784,500     41,852
    Global Mediacom Tbk PT                                 3,121,900    174,945
    Gudang Garam Tbk PT                                       31,000    187,754
*   Hanson International Tbk PT                           16,859,600    139,643
*   Holcim Indonesia Tbk PT                                  435,500     29,276
    Indah Kiat Pulp & Paper Corp. Tbk PT                     980,300    686,397
*   Indika Energy Tbk PT                                     809,600    270,027
    Indo Tambangraya Megah Tbk PT                            155,500    351,602
    Indocement Tunggal Prakarsa Tbk PT                       177,400    288,786
    Indofood CBP Sukses Makmur Tbk PT                        102,500     66,817
    Indofood Sukses Makmur Tbk PT                          1,242,500    718,923
    Indosat Tbk PT                                           183,950     75,924
    Inovisi Infracom Tbk PT                                    7,778          4
*   Inti Agri Resources Tbk PT                               473,600     10,117
    Intiland Development Tbk PT                            2,790,300     74,652
    Japfa Comfeed Indonesia Tbk PT                         2,168,300    236,536
    Jasa Marga Persero Tbk PT                                255,626    108,759
    Kalbe Farma Tbk PT                                     2,130,000    264,418
    Kawasan Industri Jababeka Tbk PT                       5,953,389    132,443
    KMI Wire & Cable Tbk PT                                  964,700     36,398
*   Krakatau Steel Persero Tbk PT                          1,620,437     62,277
*   Kresna Graha Investama Tbk PT                          2,788,500    113,507
    Link Net Tbk PT                                           99,200     40,221
*   Lippo Cikarang Tbk PT                                    220,300     57,291
    Lippo Karawaci Tbk PT                                  6,010,450    246,964
    Malindo Feedmill Tbk PT                                  371,200     19,693
    Matahari Department Store Tbk PT                         357,000    296,634

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDONESIA -- (Continued)
*   Matahari Putra Prima Tbk PT                             267,600 $    9,667
    Mayora Indah Tbk PT                                   3,120,825    522,059
*   Medco Energi Internasional Tbk PT                     3,664,667    339,311
    Media Nusantara Citra Tbk PT                          1,605,500    182,648
    Mitra Adiperkasa Tbk PT                                 303,700    165,799
    Mitra Keluarga Karyasehat Tbk PT                        420,900     60,006
    Mitra Pinasthika Mustika Tbk PT                         258,100     15,819
*   MNC Investama Tbk PT                                  9,936,200     89,836
    Modernland Realty Tbk PT                              2,774,000     66,355
    Multipolar Tbk PT                                     5,121,500     65,425
    Nippon Indosari Corpindo Tbk PT                         323,700     31,297
*   Nirvana Development Tbk PT                              911,900      6,089
*   Nusantara Infrastructure Tbk PT                       3,043,000     51,258
    Pabrik Kertas Tjiwi Kimia Tbk PT                        313,000    110,252
    Pakuwon Jati Tbk PT                                   3,888,700    205,805
    Pan Brothers Tbk PT                                   1,291,500     47,431
*   Panin Financial Tbk PT                                5,154,600    115,395
    Perusahaan Gas Negara Persero Tbk                     1,331,000    259,319
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT 1,347,700    131,860
    PP Persero Tbk PT                                       966,754    225,887
    Ramayana Lestari Sentosa Tbk PT                       1,460,024    127,525
    Salim Ivomas Pratama Tbk PT                           1,950,400     75,739
    Sawit Sumbermas Sarana Tbk PT                         1,139,000    126,740
*   Sekawan Intipratama Tbk PT                            1,471,800      2,418
    Semen Baturaja Persero Tbk PT                           772,600    213,554
    Semen Indonesia Persero Tbk PT                          711,700    591,367
*   Sentul City Tbk PT                                    9,187,800    100,779
*   Siloam International Hospitals Tbk PT                    36,231     23,830
    Sri Rejeki Isman Tbk PT                               3,898,800    111,344
*   Sugih Energy Tbk PT                                   1,969,100      7,354
    Summarecon Agung Tbk PT                               3,131,000    262,132
    Surya Citra Media Tbk PT                                307,600     61,712
    Surya Semesta Internusa Tbk PT                          812,400     35,503
    Telekomunikasi Indonesia Persero Tbk PT                  35,000     10,430
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR    11,510    345,876
    Tempo Scan Pacific Tbk PT                               206,900     25,583
*   Tiga Pilar Sejahtera Food Tbk                           839,100     34,114
    Timah Tbk PT                                          1,186,656     92,847
    Tiphone Mobile Indonesia Tbk PT                         784,500     54,232
    Tower Bersama Infrastructure Tbk PT                     255,500    117,128
*   Truba Alam Manunggal Engineering PT                   2,841,000      8,488
    Tunas Baru Lampung Tbk PT                               879,500     81,105
    Tunas Ridean Tbk PT                                     537,500     47,761
    Unilever Indonesia Tbk PT                                41,600    168,955
    United Tractors Tbk PT                                  593,024  1,719,612
*   Vale Indonesia Tbk PT                                   977,400    272,600
*   Visi Media Asia Tbk PT                                2,351,300     53,772
    Waskita Beton Precast Tbk PT                            428,600     15,156
    Waskita Karya Persero Tbk PT                          2,266,763    479,496
    Wijaya Karya Beton Tbk PT                               415,300     18,610
    Wijaya Karya Persero Tbk PT                           1,064,859    165,252

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
*   XL Axiata Tbk PT                                      1,741,200 $   388,657
                                                                    -----------
TOTAL INDONESIA                                                      24,799,133
                                                                    -----------
IRELAND -- (0.4%)
*   Bank of Ireland Group P.L.C.                            209,253   2,043,258
    C&C Group P.L.C.                                        123,102     461,169
    CRH P.L.C.                                                1,971      73,199
    CRH P.L.C. Sponsored ADR                                 68,877   2,575,311
    Datalex P.L.C.                                            5,347      21,195
*   FBD Holdings P.L.C.                                       6,284      83,770
    Glanbia P.L.C.                                           88,160   1,507,761
    IFG Group P.L.C.                                         10,052      25,824
*   Independent News & Media P.L.C.                          79,753      10,844
    Irish Continental Group P.L.C.                           29,992     212,674
*   Kenmare Resources P.L.C.                                    385       1,542
    Kerry Group P.L.C. Class A                               14,315   1,525,409
    Kingspan Group P.L.C.                                    50,750   2,340,544
    Paddy Power Betfair P.L.C.(BWT6H89)                      12,690   1,472,624
    Paddy Power Betfair P.L.C.(BWXC0Z1)                       2,126     246,506
    Smurfit Kappa Group P.L.C.                               96,110   3,372,866
                                                                    -----------
TOTAL IRELAND                                                        15,974,496
                                                                    -----------
ISRAEL -- (0.5%)
*   Africa Israel Properties, Ltd.                            4,516     112,940
*   Airport City, Ltd.                                       16,927     217,833
    Albaad Massuot Yitzhak, Ltd.                                638       9,791
*   Allot Communications, Ltd.                                3,478      17,721
    Alrov Properties and Lodgings, Ltd.                       2,406      99,202
    Amot Investments, Ltd.                                   31,362     187,434
    Arad, Ltd.                                                1,491      17,261
*   AudioCodes, Ltd.                                          3,346      26,063
    Avgol Industries 1953, Ltd.                              26,233      32,279
    Azorim-Investment Development & Construction Co.,
*     Ltd.                                                   10,744      13,320
    Azrieli Group, Ltd.                                       2,901     157,894
    Bank Hapoalim BM                                        254,790   1,903,588
    Bank Leumi Le-Israel BM                                 380,809   2,337,462
    Bayside Land Corp.                                          246     123,669
    Bezeq The Israeli Telecommunication Corp., Ltd.         265,698     437,932
    Big Shopping Centers, Ltd.                                1,204      81,492
    Blue Square Real Estate, Ltd.                             1,707      70,167
*   Brack Capital Properties NV                                 955     113,266
    Camtek, Ltd.                                              1,941      13,513
*   Cellcom Israel, Ltd.(M2196U109)                          11,977     111,386
*   Cellcom Israel, Ltd.(B23WQK8)                            18,319     170,579
    Ceragon Networks, Ltd.                                   16,269      33,840
*   Clal Biotechnology Industries, Ltd.                      14,222      14,467
*   Clal Insurance Enterprises Holdings, Ltd.                 8,836     171,792
*   Compugen, Ltd.                                            2,287       6,827
    Danel Adir Yeoshua, Ltd.                                    244      14,399
    Delek Automotive Systems, Ltd.                           11,888      92,318
    Delek Group, Ltd.                                         1,624     285,498
    Delta-Galil Industries, Ltd.                              5,332     188,629

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
    Direct Insurance Financial Investments, Ltd.            6,685 $   87,422
    El Al Israel Airlines                                 165,971     68,401
    Elbit Systems, Ltd.(2311614)                            1,800    269,622
    Elbit Systems, Ltd.(6308913)                            2,679    404,628
    Electra Consumer Products 1970, Ltd.                    4,660     80,624
    Electra, Ltd.                                             744    198,638
*   Energix-Renewable Energies, Ltd.                       20,253     19,890
*   Enlight Renewable Energy, Ltd.                         42,876     24,057
*   Equital, Ltd.                                             537     15,278
*   Evogene, Ltd.                                               1          4
    First International Bank Of Israel, Ltd.               19,943    449,945
    FMS Enterprises Migun, Ltd.                               917     36,241
    Formula Systems 1985, Ltd.                              4,716    204,059
    Fox Wizel, Ltd.                                         3,305     67,660
    Frutarom Industries, Ltd.                               8,502    886,302
*   Gilat Satellite Networks, Ltd.                         11,636     96,514
*   Hadera Paper, Ltd.                                        709     50,140
    Hamlet Israel-Canada, Ltd.                              1,158     29,683
    Harel Insurance Investments & Financial Services,
      Ltd.                                                 49,814    411,465
    Hilan, Ltd.                                             4,655    108,246
    IDI Insurance Co., Ltd.                                 1,892    136,753
*   Industrial Buildings Corp., Ltd.                       34,720     55,831
    Inrom Construction Industries, Ltd.                    17,661     87,422
    Israel Chemicals, Ltd.                                 64,027    269,501
*   Israel Discount Bank, Ltd. Class A                    260,709    779,876
*   Jerusalem Oil Exploration                               5,574    345,527
*   Kamada, Ltd.                                            6,921     38,413
*   Kenon Holdings, Ltd.                                    5,006    149,555
    Kerur Holdings, Ltd.                                    1,650     51,574
    Klil Industries, Ltd.                                     167     16,554
    Matrix IT, Ltd.                                        14,912    176,962
    Maytronics, Ltd.                                       10,664     58,872
*   Mazor Robotics, Ltd. Sponsored ADR                        641     42,120
    Melisron, Ltd.                                          4,702    210,204
    Menora Mivtachim Holdings, Ltd.                        10,896    158,188
    Migdal Insurance & Financial Holding, Ltd.            167,381    200,862
    Mizrahi Tefahot Bank, Ltd.                             53,753  1,046,204
    Naphtha Israel Petroleum Corp., Ltd.                   17,748    119,565
    Neto ME Holdings, Ltd.                                    336     30,808
    Nice, Ltd. Sponsored ADR                                7,239    659,473
*   Nova Measuring Instruments, Ltd.                        6,405    174,216
    Oil Refineries, Ltd.                                  636,312    301,375
*   Partner Communications Co., Ltd.                       68,256    386,544
*   Partner Communications Co., Ltd. ADR                    1,600      8,960
    Paz Oil Co., Ltd.                                       2,286    393,786
*   Phoenix Holdings, Ltd. (The)                           30,121    188,970
    Plasson Industries, Ltd.                                1,457     82,092
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.    1,682     98,599
    Scope Metals Group, Ltd.                                3,336    102,744
    Shapir Engineering and Industry, Ltd.                  16,481     67,381
    Shikun & Binui, Ltd.                                  115,380    281,896
    Shufersal, Ltd.                                        21,302    153,354
    Strauss Group, Ltd.                                     9,128    205,769

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
ISRAEL -- (Continued)
    Summit Real Estate Holdings, Ltd.                         968 $     9,086
    Tadiran Holdings, Ltd.                                  1,130      37,921
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR     67,449   1,376,634
*   Tower Semiconductor, Ltd.(6320605)                      4,323     150,650
*   Tower Semiconductor, Ltd.(2898173)                     12,735     442,414
*   Union Bank of Israel                                    4,714      26,660
                                                                  -----------
TOTAL ISRAEL                                                       19,694,696
                                                                  -----------
ITALY -- (2.1%)
*   A.S. Roma SpA                                          47,233      34,704
    A2A SpA                                               656,969   1,262,551
    ACEA SpA                                               22,145     427,484
*   Aeffe SpA                                              11,360      32,601
    Amplifon SpA                                           21,325     379,219
    Anima Holding SpA                                      69,872     586,233
*   Ansaldo STS SpA                                        24,656     373,364
*   Arnoldo Mondadori Editore SpA                          71,829     200,610
    Ascopiave SpA                                          31,833     140,293
    Assicurazioni Generali SpA                            239,827   4,757,944
    Astaldi SpA                                            22,586      77,145
    Atlantia SpA                                           27,083     896,423
    Autogrill SpA                                          37,603     523,603
    Azimut Holding SpA                                     28,538     649,936
*   Banca Carige SpA                                      289,369       3,091
    Banca Generali SpA                                     14,095     527,959
    Banca IFIS SpA                                         10,892     518,284
    Banca Mediolanum SpA                                  120,468   1,181,857
*   Banca Monte dei Paschi di Siena SpA                     3,026      14,202
    Banca Popolare di Sondrio SCPA                        170,955     690,541
    Banca Profilo SpA                                      61,003      19,302
    Banca Sistema SpA                                      18,061      52,723
*   Banco BPM SpA                                         533,545   2,030,883
    Banco di Desio e della Brianza SpA                     12,951      37,332
    BasicNet SpA                                           15,391      71,603
    BE                                                     66,757      83,205
    Biesse SpA                                              3,608     202,771
    BPER Banca                                            168,835     985,378
    Brembo SpA                                             38,795     626,554
    Brunello Cucinelli SpA                                  3,897     130,644
    Buzzi Unicem SpA                                       26,107     766,532
    Cairo Communication SpA                                24,187     111,749
    Cementir Holding SpA                                   27,672     259,759
    Cerved Information Solutions SpA                       35,283     497,589
    CIR-Compagnie Industriali Riunite SpA                 143,454     208,077
    CNH Industrial NV                                     187,473   2,772,105
    Credito Emiliano SpA                                   35,535     343,532
*   Credito Valtellinese SpA                                4,023      53,640
*   d'Amico International Shipping SA                      69,418      22,459
    Danieli & C Officine Meccaniche SpA                     6,446     184,188
    Datalogic SpA                                           4,298     171,260
    Davide Campari-Milano SpA                             124,346     990,432
    De' Longhi SpA                                          9,056     304,655

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ITALY -- (Continued)
    DiaSorin SpA                                            4,983 $  482,052
    Ei Towers SpA                                           8,273    505,520
    El.En. SpA                                              2,649     97,326
*   Elica SpA                                               4,280     12,768
    Emak SpA                                               11,096     20,976
    Enel SpA                                              371,437  2,361,371
    Eni SpA                                               231,731  4,171,670
    Eni SpA Sponsored ADR                                  26,710    967,436
    ePrice SpA                                              3,108     10,565
    ERG SpA                                                26,974    559,005
    Esprinet SpA                                           11,424     62,693
*   Eurotech SpA                                           11,463     19,066
    Falck Renewables SpA                                   79,144    198,733
    Ferrari NV                                             17,952  2,141,870
    Fiat Chrysler Automobiles NV(N31738102)                42,168  1,019,201
    Fiat Chrysler Automobiles NV(BRJFWP3)                 227,603  5,500,856
    Fila SpA                                                  442     11,254
    FinecoBank Banca Fineco SpA                           125,232  1,557,024
    FNM SpA                                                37,047     34,019
*   GEDI Gruppo Editoriale SpA                             33,656     26,673
    Gefran SpA                                              1,949     25,664
    Geox SpA                                               25,019     85,344
    Gruppo MutuiOnline SpA                                  5,860    113,541
    Hera SpA                                              293,826  1,073,925
*   IMMSI SpA                                             136,032    127,076
    Industria Macchine Automatiche SpA                      5,242    458,715
    Infrastrutture Wireless Italiane SpA                   34,072    246,237
*   Intek Group SpA                                        98,399     37,225
    Interpump Group SpA                                    17,778    640,934
    Intesa Sanpaolo SpA                                   759,121  2,982,690
    Iren SpA                                              145,310    470,188
    Italgas SpA                                           117,995    729,047
    Italmobiliare SpA                                       1,680     51,316
*   Juventus Football Club SpA                            149,340    151,324
    La Doria SpA                                            4,431     84,551
    Leonardo SpA                                          110,299  1,331,268
    Luxottica Group SpA                                     8,362    537,666
    Maire Tecnimont SpA                                    29,890    155,768
    MARR SpA                                                6,277    173,628
    Massimo Zanetti Beverage Group SpA                      1,214     11,502
*   Mediaset SpA                                          308,562  1,228,173
    Mediobanca Banca di Credito Finanziario SpA           137,944  1,677,656
    Moncler SpA                                            25,463    839,139
    Nice SpA                                                5,275     23,554
    OVS SpA                                                20,357    150,789
    Panariagroup Industrie Ceramiche SpA                    3,251     22,885
    Parmalat SpA                                          102,276    397,071
    Piaggio & C SpA                                       103,982    314,186
    Poste Italiane SpA                                    144,810  1,198,341
    Prima Industrie SpA                                     1,431     65,932
    Prysmian SpA                                           45,328  1,594,568
    RAI Way SpA                                            14,870     91,337
    Recordati SpA                                          19,414    884,082

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    Reply SpA                                                 3,788 $   246,077
*   Retelit SpA                                              17,648      39,686
*   Rizzoli Corriere Della Sera Mediagroup SpA                7,943      11,800
    Sabaf SpA                                                 2,072      50,774
    SAES Getters SpA                                          2,892      92,260
*   Safilo Group SpA                                         14,091      83,182
*   Saipem SpA                                              238,281   1,117,868
    Salini Impregilo SpA                                     99,517     400,651
    Salvatore Ferragamo SpA                                   7,487     210,905
    Saras SpA                                               293,026     640,135
    Servizi Italia SpA                                        2,633      20,722
    Sesa SpA                                                    429      14,279
*   Snaitech SpA                                             41,063      79,166
    Snam SpA                                                 97,484     474,187
    Societa Cattolica di Assicurazioni SC                    67,710     842,417
    Societa Iniziative Autostradali e Servizi SpA            24,963     470,091
*   Sogefi SpA                                               33,393     166,886
    SOL SpA                                                  10,344     132,349
    Technogym SpA                                            17,235     188,769
*   Telecom Italia SpA                                    2,766,121   2,489,150
*   Telecom Italia SpA Sponsored ADR                         48,868     442,744
    Tenaris SA ADR                                            8,006     280,210
    Terna Rete Elettrica Nazionale SpA                      183,955   1,108,183
*   Tiscali SpA                                             763,357      34,666
    Tod's SpA                                                 5,252     395,755
*   Trevi Finanziaria Industriale SpA                        34,212      19,089
    TXT e-solutions SpA                                       1,102      13,415
*   UniCredit SpA                                           201,665   4,446,225
    Unione di Banche Italiane SpA                           452,530   2,345,614
    Unipol Gruppo SpA                                       174,446     962,311
    UnipolSai Assicurazioni SpA                             426,561   1,102,860
    Vittoria Assicurazioni SpA                               12,219     197,643
*   Yoox Net-A-Porter Group SpA                               6,522     306,337
    Zignago Vetro SpA                                         5,465      55,161
                                                                    -----------
TOTAL ITALY                                                          81,421,383
                                                                    -----------
JAPAN -- (17.7%)
    77 Bank, Ltd. (The)                                      28,000     734,883
    A&A Material Corp.                                        1,800      22,964
    A&D Co., Ltd.                                             8,300      60,881
    ABC-Mart, Inc.                                            3,400     221,242
    Abist Co., Ltd.                                             300      13,958
    Achilles Corp.                                            5,600     119,126
*   Acom Co., Ltd.                                            9,900      43,315
    AD Works Co., Ltd.                                       62,800      25,922
    Adastria Co., Ltd.                                       12,880     275,190
    ADEKA Corp.                                              35,300     626,791
    Adtec Plasma Technology Co., Ltd.                         1,400      27,229
    Advan Co., Ltd.                                           7,000      69,450
    Advance Create Co., Ltd.                                    700      12,463
    Advantage Risk Management Co., Ltd.                       2,100      22,078
    Advantest Corp.                                          19,900     425,290

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Adventure, Inc.                                           200 $   27,107
    Aeon Co., Ltd.                                        196,905  3,361,606
    Aeon Delight Co., Ltd.                                  7,800    285,195
    Aeon Fantasy Co., Ltd.                                  3,700    186,252
    AEON Financial Service Co., Ltd.                       32,800    820,592
    Aeon Hokkaido Corp.                                     9,700     74,833
    Aeon Mall Co., Ltd.                                    16,280    358,734
    Aeria, Inc.                                             1,400     26,315
    Ahresty Corp.                                           9,700     82,222
    Ai Holdings Corp.                                       8,200    219,403
    Aica Kogyo Co., Ltd.                                   14,800    573,614
    Aichi Bank, Ltd. (The)                                  3,600    184,077
    Aichi Corp.                                            11,300     83,138
    Aichi Steel Corp.                                       4,600    189,311
    Aichi Tokei Denki Co., Ltd.                             1,000     40,857
    Aida Engineering, Ltd.                                 24,000    338,534
    Ain Holdings, Inc.                                      9,100    557,084
    Air Water, Inc.                                        67,600  1,450,615
    Airport Facilities Co., Ltd.                            7,400     45,097
    Aisan Industry Co., Ltd.                               15,500    187,105
    Aisin Seiki Co., Ltd.                                  41,862  2,450,249
    AIT Corp.                                               1,800     20,742
    Ajinomoto Co., Inc.                                    65,000  1,236,422
    Ajis Co., Ltd.                                          1,600     45,161
    Akatsuki Corp.                                          4,000     21,312
*   Akatsuki, Inc.                                          1,000     61,002
*   Akebono Brake Industry Co., Ltd.                       38,100    112,341
    Akita Bank, Ltd. (The)                                  6,300    178,428
    Albis Co., Ltd.                                         2,100     71,184
    Alconix Corp.                                           8,400    194,105
    Alfresa Holdings Corp.                                 24,400    593,893
    Alinco, Inc.                                            5,400     63,080
*   Allied Telesis Holdings KK                             20,200     21,707
    Alpen Co., Ltd.                                         8,700    201,378
    Alpha Corp.                                             2,600     52,268
    Alpine Electronics, Inc.                               18,100    410,601
    Alps Electric Co., Ltd.                                37,500  1,083,659
    Alps Logistics Co., Ltd.                                4,400     39,964
    Altech Corp.                                            3,600     73,055
    Amada Holdings Co., Ltd.                               60,700    902,886
    Amano Corp.                                            18,800    510,939
    Amiyaki Tei Co., Ltd.                                   2,700    130,392
    Amuse, Inc.                                             5,400    166,621
    ANA Holdings, Inc.                                      5,100    208,055
    Anabuki Kosan, Inc.                                       600     18,230
    Anest Iwata Corp.                                      11,600    135,621
    Anicom Holdings, Inc.                                   3,300    102,407
    Anritsu Corp.                                          26,400    339,943
    AOI TYO Holdings, Inc.                                  6,854     87,531
    AOKI Holdings, Inc.                                    19,000    288,138
    Aomori Bank, Ltd. (The)                                 8,100    267,711
    Aoyama Trading Co., Ltd.                               18,400    724,595
    Aoyama Zaisan Networks Co., Ltd.                        1,700     26,139

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Aozora Bank, Ltd.                                      20,900 $  848,903
    Apaman Co., Ltd.                                        2,200     17,668
*   Apic Yamada Corp.                                       2,100     12,322
    Arakawa Chemical Industries, Ltd.                       5,800    118,931
    Arata Corp.                                             2,500    129,501
    Arcland Sakamoto Co., Ltd.                             10,800    186,334
    Arcland Service Holdings Co., Ltd.                      2,600     58,934
    Arcs Co., Ltd.                                         14,500    336,828
    Ardepro Co., Ltd.                                      41,800     32,328
    Arealink Co., Ltd.                                        700     15,400
    Ariake Japan Co., Ltd.                                  3,200    278,103
*   Arrk Corp.                                             11,700     14,629
    Artnature, Inc.                                         8,800     62,781
    ArtSpark Holdings, Inc.                                 1,800     24,009
    As One Corp.                                            2,400    154,710
    Asahi Co., Ltd.                                         5,800     74,170
    Asahi Diamond Industrial Co., Ltd.                     19,300    238,415
    Asahi Glass Co., Ltd.                                  63,500  2,796,248
    Asahi Group Holdings, Ltd.                             14,700    742,680
    Asahi Holdings, Inc.                                   10,800    214,422
    Asahi Intecc Co., Ltd.                                  9,200    353,436
    Asahi Kasei Corp.                                     342,000  4,487,036
    Asahi Kogyosha Co., Ltd.                                1,900     58,482
    Asahi Net, Inc.                                         4,300     21,093
    Asahi Yukizai Corp.                                     5,600    104,570
    Asante, Inc.                                            2,700     44,296
    Asanuma Corp.                                          33,000    118,096
    Asax Co., Ltd.                                            100      1,779
    Ashimori Industry Co., Ltd.                             3,300     87,389
    Asia Pile Holdings Corp.                                9,900     64,634
    Asics Corp.                                            43,700    721,510
    ASKA Pharmaceutical Co., Ltd.                           7,000    135,681
    ASKUL Corp.                                             4,900    163,811
*   Asrapport Dining Co., Ltd.                              3,400     15,254
    Astellas Pharma, Inc.                                  79,000  1,038,945
    Asti Corp.                                                800     36,002
    Asukanet Co., Ltd.                                      3,100     45,850
    Asunaro Aoki Construction Co., Ltd.                     6,600     60,145
    Ateam, Inc.                                             2,700     67,918
    Atom Corp.                                             20,200    177,730
    Autobacs Seven Co., Ltd.                               17,200    344,339
    Avex, Inc.                                             16,400    244,979
    Awa Bank, Ltd. (The)                                   91,000    580,270
    Axial Retailing, Inc.                                   6,400    262,267
    Azbil Corp.                                            11,400    531,328
    Bandai Namco Holdings, Inc.                            19,500    638,146
    Bando Chemical Industries, Ltd.                        14,000    166,067
    Bank of Iwate, Ltd. (The)                               6,500    265,975
    Bank of Kochi, Ltd. (The)                               1,300     16,394
    Bank of Kyoto, Ltd. (The)                              19,400  1,093,065
    Bank of Nagoya, Ltd. (The)                              7,400    285,281
    Bank of Okinawa, Ltd. (The)                             8,980    362,419
    Bank of Saga, Ltd. (The)                                5,900    137,510

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Bank of the Ryukyus, Ltd.                             11,700 $  182,624
    Baroque Japan, Ltd.                                    7,200     65,962
    BayCurrent Consulting, Inc.                              400     12,687
    Beenos, Inc.                                           2,800     48,347
    Belc Co., Ltd.                                         4,800    276,698
    Bell System24 Holdings, Inc.                          12,600    181,770
    Belluna Co., Ltd.                                     20,400    251,132
    Benefit One, Inc.                                      7,400    186,980
    Benesse Holdings, Inc.                                13,300    501,150
*   Bengo4.com, Inc.                                       1,600     25,012
    Bic Camera, Inc.                                      31,500    486,006
    Biofermin Pharmaceutical Co., Ltd.                     1,100     29,503
    BML, Inc.                                              9,100    245,447
    Bookoff Corp.                                          3,500     26,701
    BP Castrol K.K.                                        3,500     66,255
    Br Holdings Corp.                                      3,500     16,311
    Bridgestone Corp.                                     81,600  3,982,571
    Broadband Tower, Inc.                                 15,200     27,919
    Broadleaf Co., Ltd.                                   15,600    160,073
*   Broadmedia Corp.                                      25,800     19,219
    BRONCO BILLY Co., Ltd.                                 1,800     57,830
    Brother Industries, Ltd.                              74,000  1,900,977
    Bunka Shutter Co., Ltd.                               23,000    212,410
    C Uyemura & Co., Ltd.                                    600     47,245
    Calbee, Inc.                                           7,900    279,121
    Can Do Co., Ltd.                                       5,100     82,261
    Canon Electronics, Inc.                               10,200    265,727
    Canon Marketing Japan, Inc.                           17,800    490,199
    Canon, Inc.                                           46,300  1,847,369
    Canon, Inc. Sponsored ADR                              9,399    378,028
    Capcom Co., Ltd.                                      13,800    527,907
    Career Design Center Co., Ltd.                         1,300     28,037
    Carlit Holdings Co., Ltd.                              3,900     45,637
    Casio Computer Co., Ltd.                              45,200    688,298
    Cawachi, Ltd.                                          6,400    155,896
    Central Glass Co., Ltd.                               16,000    358,119
    Central Japan Railway Co.                              3,700    702,854
    Central Security Patrols Co., Ltd.                     1,900     46,018
    Central Sports Co., Ltd.                               3,500    132,988
    Chiba Bank, Ltd. (The)                                91,000    792,218
    Chiba Kogyo Bank, Ltd. (The)                          19,200     94,822
    Chilled & Frozen Logistics Holdings Co., Ltd.          1,200     17,747
    CHIMNEY Co., Ltd.                                        700     18,583
    Chino Corp.                                            1,000     15,497
    Chiyoda Co., Ltd.                                      5,100    126,557
    Chiyoda Integre Co., Ltd.                              5,200    124,626
    Chori Co., Ltd.                                        3,500     63,004
    Chubu Electric Power Co., Inc.                        35,600    448,630
    Chubu Shiryo Co., Ltd.                                 8,200    176,757
    Chuetsu Pulp & Paper Co., Ltd.                         4,400     80,928
    Chugai Pharmaceutical Co., Ltd.                        1,500     79,278
    Chugai Ro Co., Ltd.                                    2,700     67,132
    Chugoku Bank, Ltd. (The)                              65,000    856,795

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Chugoku Electric Power Co., Inc. (The)                 39,000 $  432,035
    Chugoku Marine Paints, Ltd.                            25,000    218,012
    Chukyo Bank, Ltd. (The)                                 5,800    123,423
    CI Takiron Corp.                                       19,000    136,927
    Ci:z Holdings Co., Ltd.                                 6,500    346,696
    Citizen Watch Co., Ltd.                               108,700    835,180
    CKD Corp.                                              23,300    632,568
    Clarion Co., Ltd.                                      73,000    268,371
    Cleanup Corp.                                           7,500     59,840
    CMIC Holdings Co., Ltd.                                 6,200    118,664
    CMK Corp.                                              22,600    222,127
    Coca-Cola Bottlers Japan Holdings, Inc.                28,014    992,410
    Coco's Japan Co., Ltd.                                  1,100     22,823
    Cocokara fine, Inc.                                     5,000    299,488
    COLOPL, Inc.                                           23,400    204,895
    Colowide Co., Ltd.                                     15,200    305,718
    Computer Engineering & Consulting, Ltd.                 6,400    187,147
    COMSYS Holdings Corp.                                  24,500    685,238
    Comture Corp.                                             700     22,959
    Concordia Financial Group, Ltd.                       142,624    869,681
    CONEXIO Corp.                                           6,300    140,026
    Core Corp.                                              1,100     14,311
    Cosmo Energy Holdings Co., Ltd.                        26,600  1,047,283
    Cosmos Initia Co., Ltd.                                 2,200     18,999
    Cosmos Pharmaceutical Corp.                               900    160,933
    CRE, Inc.                                               1,900     28,761
    Create Medic Co., Ltd.                                  2,900     33,848
    Create Restaurants Holdings, Inc.                       9,600    106,442
    Create SD Holdings Co., Ltd.                            9,000    219,020
    Credit Saison Co., Ltd.                                42,100    769,175
    Creek & River Co., Ltd.                                 2,500     25,074
    Cresco, Ltd.                                            2,000     80,104
    CROOZ, Inc.                                             1,200     29,319
    CTI Engineering Co., Ltd.                               4,800     53,286
    CTS Co., Ltd.                                           5,800     46,812
    CyberAgent, Inc.                                        9,000    391,371
*   CYBERDYNE, Inc.                                         1,600     27,731
*   Cyberstep, Inc.                                         1,400     49,756
    Cybozu, Inc.                                            2,800     15,058
    D.A. Consortium Holdings, Inc.                          5,100    112,373
    Dai Nippon Printing Co., Ltd.                          37,900    847,497
    Dai Nippon Toryo Co., Ltd.                              8,600    137,425
    Dai-Dan Co., Ltd.                                       5,700    140,201
    Dai-ichi Life Holdings, Inc.                           89,200  1,881,013
    Dai-ichi Seiko Co., Ltd.                                3,500     98,752
    Daibiru Corp.                                          20,300    256,686
    Daicel Corp.                                          107,600  1,308,423
    Daido Kogyo Co., Ltd.                                   3,211     54,159
    Daido Metal Co., Ltd.                                  16,500    172,877
    Daido Steel Co., Ltd.                                  13,200    780,805
    Daifuku Co., Ltd.                                      22,700  1,528,406
    Daihatsu Diesel Manufacturing Co., Ltd.                 4,700     34,995
    Daihen Corp.                                           44,000    420,328

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Daiho Corp.                                           44,000  $  230,634
    Daiichi Jitsugyo Co., Ltd.                            4,000      121,904
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                8,300      112,189
    Daiichi Sankyo Co., Ltd.                              22,200     745,337
    Daiichikosho Co., Ltd.                                11,000     600,868
    Daiken Corp.                                          5,500      144,374
    Daiken Medical Co., Ltd.                              4,400       31,938
    Daiki Aluminium Industry Co., Ltd.                    10,000      81,945
    Daikin Industries, Ltd.                               9,000    1,085,947
    Daikoku Denki Co., Ltd.                               5,500       89,598
    Daikokutenbussan Co., Ltd.                            3,800      176,809
    Daikyo, Inc.                                          13,800     292,530
    Daikyonishikawa Corp.                                 18,900     308,764
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                5,400      265,379
    Daio Paper Corp.                                      33,500     458,341
    Daiohs Corp.                                          2,300       29,621
    Daisan Bank, Ltd. (The)                               5,700       89,846
    Daiseki Co., Ltd.                                     11,600     348,176
    Daiseki Eco. Solution Co., Ltd.                       3,240       37,210
    Daishi Bank, Ltd. (The)                               10,900     517,402
    Daisue Construction Co., Ltd.                         2,400       24,788
    Daisyo Corp.                                          1,500       23,675
    Daito Chemix Corp.                                    3,300       22,939
    Daito Pharmaceutical Co., Ltd.                        5,280      177,281
    Daito Trust Construction Co., Ltd.                    4,700      823,740
    Daitron Co., Ltd.                                     1,700       37,202
    Daiwa House Industry Co., Ltd.                        46,000   1,821,994
    Daiwa Securities Group, Inc.                          283,000  2,037,185
    Daiwabo Holdings Co., Ltd.                            8,500      378,919
    Daiyu Lic Holdings Co., Ltd.                          1,400       18,760
    DCM Holdings Co., Ltd.                                40,300     399,367
    DD Holdings Co., Ltd.                                 400         15,018
    Dear Life Co., Ltd.                                   3,500       21,532
    Delica Foods Holdings Co., Ltd.                       1,300       17,896
    Dena Co., Ltd.                                        23,200     503,879
    Denka Co., Ltd.                                       37,600   1,502,816
    Denso Corp.                                           25,900   1,628,224
    Dentsu, Inc.                                          28,900   1,296,726
    Denyo Co., Ltd.                                       5,400       91,081
    Descente, Ltd.                                        14,700     267,947
    Designone Japan, Inc.                                 1,300       15,155
    Dexerials Corp.                                       19,200     267,788
    DIC Corp.                                             38,800   1,535,377
    Digital Arts, Inc.                                    1,300       48,368
    Digital Information Technologies Corp.                1,000       31,638
    Dip Corp.                                             7,400      236,256
    Disco Corp.                                           3,300      778,262
    DKS Co., Ltd.                                         21,000     171,657
    DMG Mori Co., Ltd.                                    42,900     982,336
    Don Quijote Holdings Co., Ltd.                        6,400      354,599
    Doshisha Co., Ltd.                                    8,700      204,490
    Doutor Nichires Holdings Co., Ltd.                    8,000      190,048
    Dowa Holdings Co., Ltd.                               21,600     900,312

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
*          Drecom Co., Ltd.                                    1,700 $   19,593
           DTS Corp.                                           7,700    281,734
           Dvx, Inc.                                           2,900     35,935
           DyDo Group Holdings, Inc.                           3,500    200,292
           Dynic Corp.                                         2,100     21,954
           E-Guardian, Inc.                                      900     22,646
           Eagle Industry Co., Ltd.                           11,700    232,319
           Earth Chemical Co., Ltd.                            4,400    229,793
           East Japan Railway Co.                              8,700    868,388
           Ebara Corp.                                        35,400  1,453,114
           Ebara Jitsugyo Co., Ltd.                            2,200     38,436
           Eco's Co., Ltd.                                     4,300     50,357
           EDION Corp.                                        36,700    469,460
           EF-ON, Inc.                                         3,200     38,726
           eGuarantee, Inc.                                    2,000     71,834
           Ehime Bank, Ltd. (The)                             15,400    194,079
           Eidai Co., Ltd.                                     7,000     37,031
           Eighteenth Bank, Ltd. (The)                        50,000    136,591
           Eiken Chemical Co., Ltd.                            6,200    275,087
           Eisai Co., Ltd.                                     2,400    136,586
           Elan Corp.                                          1,100     15,861
           Elecom Co., Ltd.                                    7,400    176,747
           Electric Power Development Co., Ltd.                8,500    242,299
           Elematec Corp.                                      4,552    111,447
           EM Systems Co., Ltd.                                2,000     44,634
           en-japan, Inc.                                      5,700    305,301
           Endo Lighting Corp.                                 5,100     63,780
*          Eneres Co., Ltd.                                    6,800     38,493
*          Enigmo, Inc.                                        3,100     35,008
           Enomoto Co., Ltd.                                   1,000     18,031
           Enplas Corp.                                        3,200    120,656
           EPS Holdings, Inc.                                 11,100    269,793
           eRex Co., Ltd.                                     10,600    104,877
           ES-Con Japan, Ltd.                                 16,900    113,040
           ESCRIT, Inc.                                        4,700     46,694
(degrees)  Escrow Agent Japan Co., Ltd.                        4,100     18,813
           ESPEC Corp.                                         9,800    275,410
           Evolable Asia Corp.                                 2,300     50,886
           Excel Co., Ltd.                                     5,400    132,770
           Exedy Corp.                                        14,100    494,974
           Ezaki Glico Co., Ltd.                              10,500    535,811
           F-Tech, Inc.                                        4,900     74,928
           F@N Communications, Inc.                           12,800    103,892
           Falco Holdings Co., Ltd.                            3,600     58,150
           FamilyMart UNY Holdings Co., Ltd.                  14,371    966,503
           FANUC Corp.                                         2,900    787,113
           Fast Retailing Co., Ltd.                            1,500    671,375
           FCC Co., Ltd.                                      14,500    389,937
*          FDK Corp.                                          21,000     48,853
           Feed One Co., Ltd.                                 44,980    105,707
           Fenwal Controls of Japan, Ltd.                      1,500     23,752
           Ferrotec Holdings Corp.                            14,000    367,322
*          FFRI, Inc.                                          1,000     38,343

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    FIDEA Holdings Co., Ltd.                               76,000 $  139,821
    Fields Corp.                                            6,700     74,120
    Financial Products Group Co., Ltd.                     17,500    267,479
    FINDEX, Inc.                                            4,200     30,928
    First Juken Co., Ltd.                                   1,200     19,453
    Fixstars Corp.                                            900     52,999
    FJ Next Co., Ltd.                                       6,300     55,461
*   Flight Holdings, Inc.                                   2,000     15,194
    Forval Corp.                                            1,900     14,787
    Foster Electric Co., Ltd.                              11,200    331,718
    FP Corp.                                                9,700    512,466
    France Bed Holdings Co., Ltd.                           7,800     74,476
*   FreakOut Holdings, Inc.                                 1,800     45,799
    Freebit Co., Ltd.                                       5,200     51,533
    Freund Corp.                                            5,900     64,105
    FTGroup Co., Ltd.                                       4,600     42,690
    Fudo Tetra Corp.                                       68,700    117,314
    Fuji Co., Ltd.                                          6,100    128,871
    Fuji Corp.                                              2,500     59,070
    Fuji Corp., Ltd.                                       11,200     88,377
    Fuji Electric Co., Ltd.                               157,000  1,296,214
    Fuji Furukawa Engineering & Construction Co., Ltd.      1,000      3,570
    Fuji Kyuko Co., Ltd.                                    4,500    133,392
    Fuji Oil Co., Ltd.                                     28,000    146,348
    Fuji Oil Holdings, Inc.                                21,200    646,911
    Fuji Pharma Co., Ltd.                                   3,100    116,650
    Fuji Seal International, Inc.                          18,300    636,611
    Fuji Soft, Inc.                                         9,700    334,009
    Fujibo Holdings, Inc.                                   4,500    167,565
    Fujicco Co., Ltd.                                       6,300    135,442
    FUJIFILM Holdings Corp.                                30,900  1,191,100
    Fujikura Kasei Co., Ltd.                               10,700     68,552
    Fujikura Rubber, Ltd.                                   7,500     63,037
    Fujikura, Ltd.                                        126,600  1,244,735
    Fujimi, Inc.                                            9,600    229,953
    Fujimori Kogyo Co., Ltd.                                6,000    215,707
    Fujio Food System Co., Ltd.                             1,000     18,601
    Fujisash Co., Ltd.                                     55,900     52,267
    Fujita Kanko, Inc.                                      3,000     94,523
    Fujitec Co., Ltd.                                      20,300    280,130
    Fujitsu Frontech, Ltd.                                  5,600     95,658
    Fujitsu General, Ltd.                                  32,600    645,297
    Fujitsu, Ltd.                                         407,500  3,008,819
    Fujiya Co., Ltd.                                        2,400     56,111
    FuKoKu Co., Ltd.                                        3,300     33,232
    Fukuda Corp.                                            2,400    144,446
    Fukuda Denshi Co., Ltd.                                 1,500    113,961
    Fukui Bank, Ltd. (The)                                  8,800    214,383
    Fukui Computer Holdings, Inc.                           1,800     50,998
    Fukuoka Financial Group, Inc.                         211,400  1,230,100
    Fukushima Bank, Ltd. (The)                             12,000     97,108
    Fukushima Industries Corp.                              5,200    234,026
    Fukuyama Transporting Co., Ltd.                        11,200    432,500

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
*   Full Speed, Inc.                                        1,400 $   12,271
    FULLCAST Holdings Co., Ltd.                             6,800    160,576
    Fumakilla, Ltd.                                         2,500     55,911
    Funai Soken Holdings, Inc.                              6,660    158,369
    Furukawa Battery Co., Ltd. (The)                        6,000     61,811
    Furukawa Co., Ltd.                                      7,300    166,318
    Furukawa Electric Co., Ltd.                            28,100  1,544,675
    Furuno Electric Co., Ltd.                               6,600     49,741
    Furusato Industries, Ltd.                               1,500     25,292
    Furuya Metal Co., Ltd.                                    100      5,192
    Furyu Corp.                                             7,700     78,778
    Fuso Chemical Co., Ltd.                                 7,200    207,344
    Fuso Pharmaceutical Industries, Ltd.                    3,000     78,008
    Futaba Industrial Co., Ltd.                            28,900    277,515
    Future Corp.                                           15,100    163,477
    Fuyo General Lease Co., Ltd.                            8,800    647,252
    G-7 Holdings, Inc.                                      4,000     90,391
    G-Tekt Corp.                                            8,900    181,686
    Gakken Holdings Co., Ltd.                               2,100    120,308
    Gakkyusha Co., Ltd.                                       800     12,281
    GCA Corp.                                              10,800    113,009
    Gecoss Corp.                                            7,400     84,378
    Genki Sushi Co., Ltd.                                     400     12,303
*   Genky DrugStores Co., Ltd.                              5,000    169,488
    Geo Holdings Corp.                                     15,500    315,618
    Geostr Corp.                                            6,900     50,341
    Gfoot Co., Ltd.                                         6,100     44,318
    Giken, Ltd.                                             2,800     78,421
    GL Sciences, Inc.                                       1,000     20,037
    Global, Ltd. (The)                                      3,300     30,781
    GLOBERIDE, Inc.                                         3,800     89,945
    Glory, Ltd.                                            15,800    619,038
    GMO Cloud K.K.                                            900     19,111
    GMO Financial Holdings, Inc.                            3,300     21,568
    GMO internet, Inc.                                     16,400    300,465
    GMO Payment Gateway, Inc.                               3,800    334,357
    Godo Steel, Ltd.                                        5,700    117,278
    Gokurakuyu Holdings Co., Ltd.                           6,900     46,114
    Goldcrest Co., Ltd.                                     8,910    197,568
    Golf Digest Online, Inc.                                6,700     75,060
    Grandy House Corp.                                      4,900     25,592
    GS Yuasa Corp.                                        150,000    808,403
    GSI Creos Corp.                                         2,900     42,749
    GungHo Online Entertainment, Inc.                      55,900    161,190
    Gunma Bank, Ltd. (The)                                153,000    925,884
*   Gunosy, Inc.                                              800     21,810
    Gunze, Ltd.                                             5,800    360,241
    Gurunavi, Inc.                                          7,400     92,562
    H-One Co., Ltd.                                         7,000    101,491
    H2O Retailing Corp.                                    34,725    704,286
    HABA Laboratories, Inc.                                 1,100     58,622
    Hachijuni Bank, Ltd. (The)                            118,000    701,648
    Hagihara Industries, Inc.                               3,600     66,893

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Hagiwara Electric Co., Ltd.                           2,600   $   88,678
    Hakudo Co., Ltd.                                      2,800       64,939
    Hakuhodo DY Holdings, Inc.                            37,500     564,629
    Hakuto Co., Ltd.                                      5,400       97,267
    Halows Co., Ltd.                                      2,500       58,197
    Hamakyorex Co., Ltd.                                  8,400      290,409
    Hamamatsu Photonics K.K.                              10,100     374,763
    Handsman Co., Ltd.                                    1,000       14,524
    Haneda Zenith Holdings Co., Ltd.                      15,100      60,034
    Hankyu Hanshin Holdings, Inc.                         37,800   1,527,182
    Hanwa Co., Ltd.                                       14,200     692,781
    Happinet Corp.                                        8,600      157,801
    Harada Industry Co., Ltd.                             4,200       46,952
    Hard Off Corp. Co., Ltd.                              2,400       25,977
    Harima Chemicals Group, Inc.                          5,200       42,404
    Harmonic Drive Systems, Inc.                          3,100      213,491
    Haruyama Holdings, Inc.                               1,100       11,036
    Haseko Corp.                                          53,600     838,202
    Havix Corp.                                           1,800       18,478
    Hayashikane Sangyo Co., Ltd.                          3,600       29,579
    Hazama Ando Corp.                                     76,920     632,884
    Hearts United Group Co., Ltd.                         2,500       43,327
    Heiwa Corp.                                           22,800     456,970
    Heiwa Real Estate Co., Ltd.                           13,700     270,159
    Heiwado Co., Ltd.                                     12,100     264,993
    HI-LEX Corp.                                          4,200      107,623
    Hibino Corp.                                          2,100       37,408
    Hibiya Engineering, Ltd.                              600         12,469
    Hiday Hidaka Corp.                                    5,971      189,283
    Hikari Tsushin, Inc.                                  4,000      583,027
    Hino Motors, Ltd.                                     40,300     535,916
    Hioki EE Corp.                                        2,200       71,135
    Hirakawa Hewtech Corp.                                4,300       54,903
    Hiramatsu, Inc.                                       15,900      84,762
    Hirata Corp.                                          2,300      254,102
    Hirose Electric Co., Ltd.                             700        105,398
    Hiroshima Bank, Ltd. (The)                            58,000     487,480
    Hiroshima Gas Co., Ltd.                               10,500      36,186
    HIS Co., Ltd.                                         16,500     597,722
    Hisamitsu Pharmaceutical Co., Inc.                    1,300       89,097
    Hitachi Capital Corp.                                 30,200     834,086
    Hitachi Chemical Co., Ltd.                            26,600     681,401
    Hitachi Construction Machinery Co., Ltd.              30,800   1,385,370
    Hitachi High-Technologies Corp.                       13,900     656,306
    Hitachi Kokusai Electric, Inc.                        21,000     599,545
    Hitachi Metals, Ltd.                                  48,410     660,552
    Hitachi Transport System, Ltd.                        20,000     519,911
    Hitachi Zosen Corp.                                   69,500     377,555
    Hitachi, Ltd.                                         727,000  5,801,309
    Hitachi, Ltd. ADR                                     10,080     828,677
    Hito Communications, Inc.                             3,400       68,169
    Hochiki Corp.                                         8,900      198,077
    Hodogaya Chemical Co., Ltd.                           2,800      154,049

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Hogy Medical Co., Ltd.                                3,500   $  265,449
    Hokkaido Electric Power Co., Inc.                     46,600     303,949
    Hokkaido Gas Co., Ltd.                                22,000      60,063
    Hokkan Holdings, Ltd.                                 15,000      58,793
    Hokko Chemical Industry Co., Ltd.                     7,000       51,162
    Hokkoku Bank, Ltd. (The)                              11,200     473,591
    Hokuetsu Bank, Ltd. (The)                             7,900      181,763
    Hokuetsu Industries Co., Ltd.                         7,000       77,139
    Hokuetsu Kishu Paper Co., Ltd.                        52,100     342,350
    Hokuhoku Financial Group, Inc.                        47,200     709,913
    Hokuriku Electric Industry Co., Ltd.                  2,500       43,397
    Hokuriku Electric Power Co.                           40,900     334,697
    Hokuriku Electrical Construction Co., Ltd.            3,900       40,043
    Hokuto Corp.                                          7,500      138,676
    Honda Motor Co., Ltd.                                 249,900  8,812,912
    Honda Motor Co., Ltd. Sponsored ADR                   37,467   1,322,210
    Honda Tsushin Kogyo Co., Ltd.                         2,400       28,746
    Honeys Holdings Co., Ltd.                             6,600       68,482
    Honshu Chemical Industry Co., Ltd.                    2,600       34,699
    Hoosiers Holdings                                     11,900      84,971
    Horiba, Ltd.                                          9,500      612,817
    Hoshizaki Corp.                                       4,100      388,969
    Hosokawa Micron Corp.                                 3,600      262,655
    Hotland Co., Ltd.                                     2,900       37,344
    House Foods Group, Inc.                               9,300      324,051
    Howa Machinery, Ltd.                                  4,600       64,176
    Hoya Corp.                                            16,300     837,217
    Hulic Co., Ltd.                                       13,600     172,904
    Hyakugo Bank, Ltd. (The)                              108,000    546,057
    Hyakujushi Bank, Ltd. (The)                           98,000     345,069
    I K K, Inc.                                           2,500       18,361
    I-Net Corp.                                           3,630       55,618
    Ibiden Co., Ltd.                                      46,600     726,419
    IBJ Leasing Co., Ltd.                                 12,700     333,947
    IBJ, Inc.                                             4,300       40,785
    Ichibanya Co., Ltd.                                   2,100       86,304
    Ichigo, Inc.                                          55,100     228,638
    Ichiken Co., Ltd.                                     2,200       48,840
    Ichikoh Industries, Ltd.                              24,000     225,332
    Ichinen Holdings Co., Ltd.                            8,400      136,836
    Ichiyoshi Securities Co., Ltd.                        16,900     218,861
    Idec Corp.                                            6,400      187,314
    Idemitsu Kosan Co., Ltd.                              47,900   1,798,098
    IDOM, Inc.                                            24,500     171,348
    IHI Corp.                                             46,300   1,555,160
    Iida Group Holdings Co., Ltd.                         26,616     528,208
    Iino Kaiun Kaisha, Ltd.                               42,200     240,687
    IJT Technology Holdings Co., Ltd.                     5,900       57,156
    Ikegami Tsushinki Co., Ltd.                           36,000      58,514
    Imagica Robot Holdings, Inc.                          7,800       93,259
    Imasen Electric Industrial                            6,800       81,701
    Imperial Hotel, Ltd.                                  600         13,086
    Imuraya Group Co., Ltd.                               800         34,557

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Inaba Denki Sangyo Co., Ltd.                           10,500 $  495,463
    Inabata & Co., Ltd.                                    16,800    255,357
    Inageya Co., Ltd.                                       5,200     87,514
    Ines Corp.                                              8,100     85,335
    Infocom Corp.                                           4,900    108,926
    Infomart Corp.                                         25,100    177,731
    Information Services International-Dentsu, Ltd.         5,400    134,972
    Innotech Corp.                                          9,600     94,086
    Intage Holdings, Inc.                                  13,500    172,662
    Intelligent Wave, Inc.                                  1,900     12,949
    Internet Initiative Japan, Inc.                        12,400    269,881
    Inui Global Logistics Co., Ltd.                         1,800     13,488
    Investors Cloud Co., Ltd.                               5,500     85,642
    Iriso Electronics Co., Ltd.                             6,400    406,132
    Ise Chemical Corp.                                      3,000     18,744
    Iseki & Co., Ltd.                                       8,000    208,329
    Isetan Mitsukoshi Holdings, Ltd.                       76,300    916,625
*   Ishihara Sangyo Kaisha, Ltd.                           13,900    263,544
    Ishizuka Glass Co., Ltd.                                1,100     29,073
    Istyle, Inc.                                            6,600     66,654
    Isuzu Motors, Ltd.                                    127,800  2,164,167
*   ITbook Co., Ltd.                                        2,500     14,220
    Ito En, Ltd.                                            9,800    405,714
    ITOCHU Corp.                                           68,500  1,347,853
    Itochu Enex Co., Ltd.                                  22,200    207,962
    Itochu Techno-Solutions Corp.                          11,200    493,594
    Itochu-Shokuhin Co., Ltd.                               1,400     83,818
    Itoham Yonekyu Holdings, Inc.                          34,968    321,273
    Itoki Corp.                                            15,800    111,079
    Ivy Cosmetics Corp.                                       500     24,329
    IwaiCosmo Holdings, Inc.                                7,200    100,092
    Iwaki & Co., Ltd.                                      15,000     66,758
    Iwasaki Electric Co., Ltd.                              3,700     56,624
    Iwatani Corp.                                          17,400    602,019
    Iyo Bank, Ltd. (The)                                   85,143    702,976
    Izumi Co., Ltd.                                         6,200    393,899
*   Izutsuya Co., Ltd.                                      7,100     30,633
    J Front Retailing Co., Ltd.                            68,000  1,249,864
    J Trust Co., Ltd.                                      27,100    186,930
    J-Oil Mills, Inc.                                       4,500    161,780
    JAC Recruitment Co., Ltd.                               3,100     65,261
    Jaccs Co., Ltd.                                        11,000    283,719
    Jalux, Inc.                                             2,600     72,062
    Jamco Corp.                                             4,800    122,841
    Janome Sewing Machine Co., Ltd.                         8,100     61,451
    Japan Airlines Co., Ltd.                               19,900    751,971
    Japan Airport Terminal Co., Ltd.                        7,200    279,718
    Japan Asia Group, Ltd.                                  9,300     42,971
*   Japan Asset Marketing Co., Ltd.                        40,100     48,895
    Japan Aviation Electronics Industry, Ltd.              21,000    353,032
    Japan Cash Machine Co., Ltd.                            5,600     60,777
*   Japan Display, Inc.                                   164,600    358,178
*   Japan Drilling Co., Ltd.                                3,500    102,817

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Japan Exchange Group, Inc.                             31,800 $  574,235
    Japan Investment Adviser Co., Ltd.                      2,700     92,530
    Japan Lifeline Co., Ltd.                               11,600    294,000
    Japan Material Co., Ltd.                                3,800    149,457
    Japan Meat Co., Ltd.                                    4,100     70,579
    Japan Medical Dynamic Marketing, Inc.                  10,700     89,345
    Japan Oil Transportation Co., Ltd.                        400     12,859
    Japan Property Management Center Co., Ltd.              3,900     62,813
    Japan Pulp & Paper Co., Ltd.                            3,800    147,876
    Japan Securities Finance Co., Ltd.                     44,800    268,421
    Japan Steel Works, Ltd. (The)                          25,000    784,026
    Japan Tobacco, Inc.                                    49,400  1,637,105
    Japan Transcity Corp.                                  10,000     43,566
    Japan Wool Textile Co., Ltd. (The)                     25,000    269,782
    JBCC Holdings, Inc.                                     2,800     30,669
    JCU Corp.                                               5,000    240,805
    Jeol, Ltd.                                             14,000     84,262
    JFE Holdings, Inc.                                     79,832  1,897,961
    JGC Corp.                                              38,700    841,083
*   JIG-SAW, Inc.                                             900     45,624
    Jimoto Holdings, Inc.                                   9,000     15,637
    JINS, Inc.                                              4,000    183,031
    JK Holdings Co., Ltd.                                   5,200     44,362
    JMS Co., Ltd.                                           2,500     14,402
    Joban Kosan Co., Ltd.                                     900     15,265
    Joshin Denki Co., Ltd.                                  8,000    259,167
    JP-Holdings, Inc.                                      16,300     48,302
    JSP Corp.                                               5,400    180,186
    JSR Corp.                                              39,700    943,672
    JTEKT Corp.                                            53,200    955,253
    Juki Corp.                                             15,100    288,023
    Juroku Bank, Ltd. (The)                                13,600    396,741
    Justsystems Corp.                                       8,400    162,682
    JVC Kenwood Corp.                                      47,000    182,146
    JXTG Holdings, Inc.                                   578,568  3,851,875
    K's Holdings Corp.                                     29,060    811,722
    kabu.com Securities Co., Ltd.                          59,300    213,218
*   Kadokawa Dwango                                        25,043    315,956
    Kaga Electronics Co., Ltd.                              8,000    220,560
    Kajima Corp.                                          130,000  1,290,651
    Kakaku.com, Inc.                                       19,300    339,093
    Kaken Pharmaceutical Co., Ltd.                         15,400    806,970
    Kakiyasu Honten Co., Ltd.                               1,200     37,293
    Kameda Seika Co., Ltd.                                  3,700    179,438
    Kamei Corp.                                            10,900    177,907
    Kamigumi Co., Ltd.                                     31,500    693,300
    Kanaden Corp.                                           6,300     86,174
    Kanagawa Chuo Kotsu Co., Ltd.                           2,000     67,702
    Kanamic Network Co., Ltd.                                 300     15,329
    Kanamoto Co., Ltd.                                     12,900    398,941
    Kandenko Co., Ltd.                                     37,000    408,459
    Kaneka Corp.                                           83,000    772,609
    Kaneko Seeds Co., Ltd.                                  1,000     15,005

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Kanematsu Corp.                                       31,600 $  432,382
    Kanematsu Electronics, Ltd.                            4,100    121,365
    Kansai Electric Power Co., Inc. (The)                 37,800    471,015
    Kansai Paint Co., Ltd.                                17,000    420,493
    Kansai Super Market, Ltd.                              2,500     27,569
    Kansai Urban Banking Corp.                            11,500    149,726
    Kanto Denka Kogyo Co., Ltd.                           18,000    212,481
    Kao Corp.                                             13,800    958,943
    Kasai Kogyo Co., Ltd.                                 13,400    215,829
    Katakura & Co-op Agri Corp.                            1,800     23,016
    Kato Sangyo Co., Ltd.                                 10,300    368,701
    Kato Works Co., Ltd.                                   4,200    133,181
    KAWADA TECHNOLOGIES, Inc.                              1,700     95,630
    Kawagishi Bridge Works Co., Ltd.                       4,000     44,595
    Kawai Musical Instruments Manufacturing Co., Ltd.      4,300    133,473
    Kawasaki Heavy Industries, Ltd.                       32,300  1,337,469
*   Kawasaki Kisen Kaisha, Ltd.                           36,000    957,432
    KDDI Corp.                                            93,100  2,362,719
    KeePer Technical Laboratory Co., Ltd.                    900     12,386
    Keihan Holdings Co., Ltd.                             28,200    893,988
    Keihanshin Building Co., Ltd.                         12,700    105,072
    Keihin Co., Ltd.                                       2,900     45,858
    Keihin Corp.                                          19,600    408,627
    Keikyu Corp.                                          12,600    249,027
    Keio Corp.                                             6,000    285,697
    Keisei Electric Railway Co., Ltd.                     14,800    502,591
    Keiyo Bank, Ltd. (The)                                99,000    475,989
    Keiyo Co., Ltd.                                       11,600     71,695
    KEL Corp.                                              1,500     22,429
    Kenedix, Inc.                                         53,600    341,543
    Kenko Mayonnaise Co., Ltd.                             6,200    227,198
    Kewpie Corp.                                          41,100  1,175,882
    Key Coffee, Inc.                                       4,400     85,889
    Keyence Corp.                                            904    552,441
    KFC Holdings Japan, Ltd.                               8,000    147,193
*   KI Holdings Co., Ltd.                                  2,000     10,357
    Ki-Star Real Estate Co., Ltd.                          2,900     81,496
    Kikkoman Corp.                                        10,000    415,200
    Kinden Corp.                                           4,700     78,661
    King Jim Co., Ltd.                                     1,800     16,508
*   Kinki Sharyo Co., Ltd. (The)                           1,700     48,135
*   Kintetsu Department Store Co., Ltd.                      800     28,933
    Kintetsu Group Holdings Co., Ltd.                      9,200    364,264
    Kintetsu World Express, Inc.                          15,800    348,602
    Kirin Holdings Co., Ltd.                              83,740  2,097,697
    Kirindo Holdings Co., Ltd.                             2,900     51,340
    Kita-Nippon Bank, Ltd. (The)                           2,800     79,791
    Kitagawa Iron Works Co., Ltd.                          4,400    125,569
    Kitano Construction Corp.                             18,000     69,061
    Kitanotatsujin Corp.                                   2,500     59,899
    Kito Corp.                                             8,500    144,259
    Kitz Corp.                                            32,800    283,861
    Kiyo Bank, Ltd. (The)                                 29,200    487,732

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    KLab, Inc.                                             15,600 $  270,343
*   KNT-CT Holdings Co., Ltd.                               3,700     59,684
    Koa Corp.                                              14,500    352,804
    Koatsu Gas Kogyo Co., Ltd.                              8,000     67,581
    Kobayashi Pharmaceutical Co., Ltd.                      5,200    344,434
    Kobe Bussan Co., Ltd.                                   3,100    128,312
*   Kobe Electric Railway Co., Ltd.                         1,000     36,468
*   Kobe Steel, Ltd.                                       95,900    998,555
    Kobelco Eco-Solutions Co., Ltd.                         1,200     22,462
    Kohnan Shoji Co., Ltd.                                 11,700    294,767
    Kohsoku Corp.                                           4,100     50,797
    Koito Manufacturing Co., Ltd.                          19,000  1,342,123
*   Kojima Co., Ltd.                                       13,400     45,087
    Kokusai Co., Ltd.                                       3,100     31,281
    Kokuyo Co., Ltd.                                       34,200    635,676
    KOMAIHALTEC, Inc.                                       1,200     29,840
    Komatsu Wall Industry Co., Ltd.                         3,200     72,908
    Komatsu, Ltd.                                          57,300  2,252,032
    KOMEDA Holdings Co., Ltd.                              11,400    219,051
    Komehyo Co., Ltd.                                       3,500     62,947
    Komeri Co., Ltd.                                       12,800    369,180
    Konaka Co., Ltd.                                        7,400     42,748
    Konami Holdings Corp.                                  14,600    841,305
    Kondotec, Inc.                                          4,500     43,769
    Konica Minolta, Inc.                                  122,200  1,223,245
    Konishi Co., Ltd.                                      12,400    226,395
    Konoike Transport Co., Ltd.                            11,000    200,712
    Konoshima Chemical Co., Ltd.                            4,600     51,095
*   Kosaido Co., Ltd.                                       5,600     25,065
    Kose Corp.                                              2,600    449,018
    Kosei Securities Co., Ltd. (The)                        2,500     35,398
    Koshidaka Holdings Co., Ltd.                            2,200    122,066
    Kotobuki Spirits Co., Ltd.                              4,100    250,048
    Kourakuen Holdings Corp.                                3,500     58,779
    Krosaki Harima Corp.                                    2,900    122,772
    KRS Corp.                                               2,700     69,375
    KU Holdings Co., Ltd.                                   2,400     25,793
    Kubota Corp.                                           19,000    388,313
    Kubota Corp. Sponsored ADR                              4,000    409,660
    Kumagai Gumi Co., Ltd.                                 17,200    486,657
    Kumiai Chemical Industry Co., Ltd.                     31,870    206,462
    Kura Corp.                                              4,200    254,887
    Kurabo Industries, Ltd.                                76,000    246,461
    Kuraray Co., Ltd.                                      98,700  1,853,910
    Kureha Corp.                                            6,000    432,242
    Kurimoto, Ltd.                                          5,100    116,872
    Kurita Water Industries, Ltd.                          22,000    722,226
    Kuriyama Holdings Corp.                                 4,200    103,972
    Kusuri no Aoki Holdings Co., Ltd.                       3,600    188,783
    KYB Corp.                                               9,400    613,028
    Kyodo Printing Co., Ltd.                                2,900     92,069
    Kyoei Steel, Ltd.                                       8,300    151,370
    Kyokuto Boeki Kaisha, Ltd.                              5,000     23,012

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Kyokuto Kaihatsu Kogyo Co., Ltd.                       11,000 $  192,577
    Kyokuto Securities Co., Ltd.                            6,600    101,341
    Kyokuyo Co., Ltd.                                       4,000    151,851
    KYORIN Holdings, Inc.                                  16,900    319,629
    Kyoritsu Maintenance Co., Ltd.                         12,320    508,206
    Kyoritsu Printing Co., Ltd.                             7,300     25,496
    Kyosan Electric Manufacturing Co., Ltd.                12,000     85,412
    Kyowa Electronics Instruments Co., Ltd.                 4,600     19,337
    Kyowa Exeo Corp.                                       30,500    791,808
    Kyowa Hakko Kirin Co., Ltd.                            17,200    335,547
    Kyowa Leather Cloth Co., Ltd.                           3,700     33,474
    Kyudenko Corp.                                         15,000    689,034
    Kyushu Electric Power Co., Inc.                        24,000    263,844
    Kyushu Financial Group, Inc.                           99,050    595,130
    Kyushu Railway Co.                                      8,900    286,234
    LAC Co., Ltd.                                           3,800     60,724
    Lacto Japan Co., Ltd.                                   1,600     62,500
*   Laox Co., Ltd.                                         13,100     74,747
    Lasertec Corp.                                         15,000    537,300
    Lawson, Inc.                                            3,300    223,791
    LEC, Inc.                                               6,200    176,110
    Leopalace21 Corp.                                     105,500    876,441
    Life Corp.                                              7,400    190,696
    LIFULL Co., Ltd.                                       13,000    110,864
    Like Co., Ltd.                                          1,600     33,505
    Linical Co., Ltd.                                       3,300     48,290
    Link And Motivation, Inc.                               7,800     67,856
    Lintec Corp.                                           16,400    469,864
    Lion Corp.                                             36,000    675,494
*   Litalico, Inc.                                          1,300     24,855
    LIXIL Group Corp.                                      43,000  1,211,680
    Lonseal Corp.                                             400      9,091
    Look Holdings, Inc.                                    15,000     52,762
*   M&A Capital Partners Co., Ltd.                          1,800    140,947
    m-up, Inc.                                              2,000     22,628
    M3, Inc.                                                8,600    315,257
    Mabuchi Motor Co., Ltd.                                 8,800    523,624
    Macnica Fuji Electronics Holdings, Inc.                13,850    384,066
    Maeda Corp.                                            54,000    742,210
    Maeda Kosen Co., Ltd.                                   5,900    110,722
    Maeda Road Construction Co., Ltd.                      18,000    401,810
    Makino Milling Machine Co., Ltd.                       41,000    463,417
    Makita Corp.                                           11,200    529,134
    Mamezou Holdings Co., Ltd.                              6,100     74,325
    Mamiya-Op Co., Ltd.                                     2,700     32,933
    Mandom Corp.                                            6,000    214,284
    Mani, Inc.                                              5,600    198,152
    Marubeni Corp.                                        207,400  1,559,845
    Marubun Corp.                                           4,300     45,747
    Marudai Food Co., Ltd.                                 49,000    223,691
    Marufuji Sheet Piling Co., Ltd.                           300      9,681
    Maruha Nichiro Corp.                                   20,600    608,085
    Marui Group Co., Ltd.                                  18,200    332,666

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Maruichi Steel Tube, Ltd.                              10,800 $  325,049
    Maruka Machinery Co., Ltd.                              2,500     57,870
    Marusan Securities Co., Ltd.                            8,700     85,120
    Maruwa Co., Ltd.                                        3,400    304,513
    Maruwa Unyu Kikan Co., Ltd.                             5,200    190,726
    Maruyama Manufacturing Co., Inc.                        1,400     26,096
*   Maruzen CHI Holdings Co., Ltd.                          3,700     11,628
    Maruzen Showa Unyu Co., Ltd.                           20,000     93,320
    Marvelous, Inc.                                         8,400     75,902
    Matsuda Sangyo Co., Ltd.                                5,700    102,018
    Matsui Construction Co., Ltd.                           7,200     60,901
    Matsui Securities Co., Ltd.                            17,600    167,772
    Matsumotokiyoshi Holdings Co., Ltd.                    19,600    805,302
    Matsuya Co., Ltd.                                       5,100     72,731
    Matsuya Foods Co., Ltd.                                 4,400    159,564
    Max Co., Ltd.                                          12,000    167,601
    Maxell Holdings, Ltd.                                  13,300    307,269
    Maxvalu Tokai Co., Ltd.                                 1,600     40,417
    Mazda Motor Corp.                                     134,900  1,900,162
    McDonald's Holdings Co. Japan, Ltd.                     1,300     58,537
    MCJ Co., Ltd.                                          17,900    203,236
    Mebuki Financial Group, Inc.                          248,650  1,135,188
    MEC Co., Ltd.                                           6,900    144,483
    Media Do Holdings Co., Ltd.                             2,100     43,513
*   Medical Data Vision Co., Ltd.                           1,700     35,682
    Medical System Network Co., Ltd.                       10,600     57,674
    Medipal Holdings Corp.                                 36,700    716,391
    Medius Holdings Co., Ltd.                                 900     22,743
    Megachips Corp.                                         7,300    277,541
    Megmilk Snow Brand Co., Ltd.                           22,300    644,063
    Meidensha Corp.                                        87,000    364,158
    Meiji Electric Industries Co., Ltd.                     1,200     23,182
    MEIJI Holdings Co., Ltd.                                9,774    819,760
    Meiji Shipping Co., Ltd.                                7,600     31,877
    Meiko Electronics Co., Ltd.                            12,700    239,560
    Meiko Network Japan Co., Ltd.                          10,300    125,203
    Meisei Industrial Co., Ltd.                            14,100    101,664
    Meitec Corp.                                            6,900    379,624
    Meiwa Corp.                                             3,900     18,022
    Meiwa Estate Co., Ltd.                                  4,600     37,476
    Menicon Co., Ltd.                                      10,600    319,819
*   Mercuria Investment Co., Ltd.                           1,700     23,426
    Mesco, Inc.                                             1,800     26,347
    METAWATER Co., Ltd.                                     4,700    129,180
    Michinoku Bank, Ltd. (The)                              7,500    126,296
    Micronics Japan Co., Ltd.                               9,200    103,390
    Mie Bank, Ltd. (The)                                    4,900    108,703
    Mie Kotsu Group Holdings, Inc.                         20,200     89,355
    Mikuni Corp.                                           11,600     83,219
    Milbon Co., Ltd.                                        3,792    125,990
    Mimaki Engineering Co., Ltd.                            6,800     73,630
    Mimasu Semiconductor Industry Co., Ltd.                 8,400    174,600
    Minato Bank, Ltd. (The)                                 7,900    149,986

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
    Minebea Mitsumi, Inc.                                   115,375 $2,625,877
    Ministop Co., Ltd.                                        6,400    134,057
    Miraca Holdings, Inc.                                    18,500    845,028
    Mirait Holdings Corp.                                    21,780    322,806
    Miroku Jyoho Service Co., Ltd.                            3,100     95,004
    Misawa Homes Co., Ltd.                                   10,500     92,280
    MISUMI Group, Inc.                                       19,500    590,389
    Mitachi Co., Ltd.                                         1,300     21,736
    Mitani Corp.                                              3,700    178,669
    Mitani Sekisan Co., Ltd.                                  1,200     28,009
    Mito Securities Co., Ltd.                                29,500    119,726
    Mitsuba Corp.                                            16,600    235,047
    Mitsubishi Chemical Holdings Corp.                      434,200  4,735,514
    Mitsubishi Corp.                                         90,400  2,533,492
    Mitsubishi Electric Corp.                               147,000  2,705,408
    Mitsubishi Estate Co., Ltd.                              71,900  1,382,978
    Mitsubishi Gas Chemical Co., Inc.                        46,500  1,318,079
    Mitsubishi Heavy Industries, Ltd.                        47,350  1,786,750
    Mitsubishi Kakoki Kaisha, Ltd.                            3,500     74,311
    Mitsubishi Logisnext Co., Ltd.                           15,800    151,379
    Mitsubishi Logistics Corp.                               13,500    354,815
    Mitsubishi Materials Corp.                               44,800  1,667,781
    Mitsubishi Motors Corp.                                  76,600    569,979
*   Mitsubishi Paper Mills, Ltd.                             14,500     94,893
    Mitsubishi Pencil Co., Ltd.                               6,800    151,699
    Mitsubishi Research Institute, Inc.                       2,200     74,665
    Mitsubishi Shokuhin Co., Ltd.                             5,900    175,902
    Mitsubishi Steel Manufacturing Co., Ltd.                  8,000    206,636
    Mitsubishi Tanabe Pharma Corp.                           23,900    486,062
    Mitsubishi UFJ Financial Group, Inc.                    453,700  3,430,592
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR      398,245  3,034,627
    Mitsubishi UFJ Lease & Finance Co., Ltd.                173,500  1,124,467
    Mitsuboshi Belting, Ltd.                                 18,000    240,848
    Mitsui & Co., Ltd. Sponsored ADR                            822    291,399
    Mitsui Chemicals, Inc.                                   49,600  1,563,883
    Mitsui Engineering & Shipbuilding Co., Ltd.              29,800    531,578
    Mitsui Fudosan Co., Ltd.                                 34,000    895,418
    Mitsui High-Tec, Inc.                                     8,800    170,795
    Mitsui Home Co., Ltd.                                     9,000     59,109
    Mitsui Matsushima Co., Ltd.                               4,400     61,795
    Mitsui Mining & Smelting Co., Ltd.                       28,800  1,617,481
    Mitsui OSK Lines, Ltd.                                   32,100  1,156,374
    Mitsui Sugar Co., Ltd.                                    6,300    268,471
*   Mitsui-Soko Holdings Co., Ltd.                           44,000    148,966
    Miura Co., Ltd.                                           3,200     91,406
    Mixi, Inc.                                               13,800    609,354
    Miyaji Engineering Group, Inc.                            2,200     57,308
    Miyazaki Bank, Ltd. (The)                                 7,400    239,886
    Miyoshi Oil & Fat Co., Ltd.                               3,300     44,316
    Mizuho Financial Group, Inc.                          2,047,455  3,881,467
    Mizuho Financial Group, Inc. ADR                          5,047     19,633
    Mizuno Corp.                                              8,800    256,347
    Mobile Factory, Inc.                                      2,000     26,046

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Mochida Pharmaceutical Co., Ltd.                       3,200 $  245,716
    Modec, Inc.                                            8,600    238,938
    Monex Group, Inc.                                     79,000    293,725
    Monogatari Corp. (The)                                 2,400    230,739
    MonotaRO Co., Ltd.                                    12,400    392,195
    MORESCO Corp.                                          5,600    110,047
    Morinaga & Co., Ltd.                                   9,800    509,347
    Morinaga Milk Industry Co., Ltd.                      19,400    915,464
    Morita Holdings Corp.                                 11,100    203,443
    Morito Co., Ltd.                                       7,000     63,926
    Morozoff, Ltd.                                           900     59,635
*   Morpho, Inc.                                             700     30,208
    Mory Industries, Inc.                                  1,600     61,716
    MrMax Holdings, Ltd.                                   8,300     61,393
    MS&AD Insurance Group Holdings, Inc.                  42,713  1,459,034
    MTI, Ltd.                                             18,200    106,781
    Mugen Estate Co., Ltd.                                 4,900     53,724
    Murata Manufacturing Co., Ltd.                         8,813  1,303,293
    Musashi Seimitsu Industry Co., Ltd.                   10,900    348,627
    Musashino Bank, Ltd. (The)                            12,400    437,492
    Mutoh Holdings Co., Ltd.                                 800     18,250
*   Mynet, Inc.                                            2,900     47,522
    N Field Co., Ltd.                                      2,700     37,772
    Nabtesco Corp.                                        16,300    775,045
    NAC Co., Ltd.                                          6,500     61,644
    Nachi-Fujikoshi Corp.                                 78,000    546,857
    Nagaileben Co., Ltd.                                   2,000     51,355
    Nagano Bank, Ltd. (The)                                3,600     64,191
    Nagase & Co., Ltd.                                    43,500    793,402
    Nagatanien Holdings Co., Ltd.                          7,000     96,342
    Nagawa Co., Ltd.                                       1,800     76,507
    Nagoya Railroad Co., Ltd.                             24,400    644,110
    Naigai Tec Corp.                                         800     29,903
    Naigai Trans Line, Ltd.                                1,700     32,616
    Nakabayashi Co., Ltd.                                  5,800     37,576
    Nakamuraya Co., Ltd.                                     892     39,961
    Nakanishi, Inc.                                        4,200    228,792
    Nakano Corp.                                           8,000     49,554
    Nakayama Steel Works, Ltd.                             9,500     64,955
    Nankai Electric Railway Co., Ltd.                     15,000    390,936
    Nanto Bank, Ltd. (The)                                10,800    307,978
    Narasaki Sangyo Co., Ltd.                              6,000     23,124
    Natori Co., Ltd.                                       2,300     42,617
    NDS Co., Ltd.                                            900     33,979
    NEC Capital Solutions, Ltd.                            4,000     83,016
    NEC Corp.                                             70,400  2,128,544
    NEC Networks & System Integration Corp.               11,000    294,757
    NET One Systems Co., Ltd.                             30,700    464,976
*   New Japan Chemical Co., Ltd.                           8,500     22,258
*   New Japan Radio Co., Ltd.                              7,500     63,504
*   Nexon Co., Ltd.                                       16,100    537,923
    Nextage Co., Ltd.                                      3,100     30,315
    Nexyz Group Corp.                                      1,800     32,569

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    NGK Insulators, Ltd.                                  49,800  $1,018,888
    NGK Spark Plug Co., Ltd.                              33,900     897,692
    NH Foods, Ltd.                                        33,000     794,899
    NHK Spring Co., Ltd.                                  114,200  1,272,824
    Nicca Chemical Co., Ltd.                              1,000       11,202
    Nice Holdings, Inc.                                   2,400       33,677
    Nichi-iko Pharmaceutical Co., Ltd.                    19,500     305,041
    Nichias Corp.                                         49,000     667,676
    Nichiban Co., Ltd.                                    500         14,039
    Nichiha Corp.                                         13,100     527,767
    NichiiGakkan Co., Ltd.                                18,300     235,979
    Nichimo Co., Ltd.                                     700         12,594
    Nichirei Corp.                                        48,500   1,301,959
    Nichireki Co., Ltd.                                   1,200       14,437
    Nichirin Co., Ltd.                                    4,030      109,883
    Nidec Corp.                                           3,618      582,359
    Nidec Corp. Sponsored ADR                             8,634      348,555
    Nifco, Inc.                                           14,200     996,287
    Nihon Chouzai Co., Ltd.                               3,860      121,954
    Nihon Dempa Kogyo Co., Ltd.                           9,500       68,872
    Nihon Denkei Co., Ltd.                                800         17,805
    Nihon Eslead Corp.                                    800         17,351
    Nihon Flush Co., Ltd.                                 2,300       58,792
    Nihon House Holdings Co., Ltd.                        17,500     111,897
    Nihon Kohden Corp.                                    14,100     332,768
    Nihon M&A Center, Inc.                                12,200     727,961
    Nihon Nohyaku Co., Ltd.                               18,500     108,818
    Nihon Parkerizing Co., Ltd.                           27,500     477,975
    Nihon Plast Co., Ltd.                                 6,200       62,306
    Nihon Tokushu Toryo Co., Ltd.                         3,600       75,802
    Nihon Trim Co., Ltd.                                  2,500      143,056
    Nihon Unisys, Ltd.                                    29,700     625,976
    Nihon Yamamura Glass Co., Ltd.                        33,000      56,654
    Nikkiso Co., Ltd.                                     25,800     306,025
    Nikkon Holdings Co., Ltd.                             23,900     651,644
    Nikon Corp.                                           32,100     625,999
    Nintendo Co., Ltd.                                    300        135,874
    Nippi, Inc.                                           1,200       52,439
    Nippo Corp.                                           23,000     528,939
    Nippon Air Conditioning Services Co., Ltd.            5,500       39,793
    Nippon Aqua Co., Ltd.                                 5,900       28,440
    Nippon Carbide Industries Co., Inc.                   3,200       60,972
    Nippon Carbon Co., Ltd.                               1,500       72,108
    Nippon Chemi-Con Corp.                                5,800      196,844
    Nippon Chemiphar Co., Ltd.                            900         38,763
    Nippon Coke & Engineering Co., Ltd.                   81,900      97,846
    Nippon Commercial Development Co., Ltd.               5,200       86,610
    Nippon Concrete Industries Co., Ltd.                  25,800     115,239
    Nippon Densetsu Kogyo Co., Ltd.                       11,800     259,726
    Nippon Electric Glass Co., Ltd.                       21,800     901,371
    Nippon Express Co., Ltd.                              18,200   1,311,510
    Nippon Filcon Co., Ltd.                               3,500       22,877
    Nippon Fine Chemical Co., Ltd.                        1,900       23,092

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Flour Mills Co., Ltd.                           23,300 $  361,417
    Nippon Gas Co., Ltd.                                   13,200    557,431
    Nippon Hume Corp.                                       8,800     66,754
    Nippon Kayaku Co., Ltd.                                42,000    620,114
    Nippon Kinzoku Co., Ltd.                                2,600     71,005
    Nippon Kodoshi Corp.                                    2,600     80,411
    Nippon Koei Co., Ltd.                                   6,400    211,597
    Nippon Koshuha Steel Co., Ltd.                          4,600     41,110
    Nippon Light Metal Holdings Co., Ltd.                 317,600    936,894
    Nippon Paint Holdings Co., Ltd.                        16,400    589,483
    Nippon Paper Industries Co., Ltd.                      39,600    753,941
    Nippon Parking Development Co., Ltd.                   60,400    106,793
    Nippon Piston Ring Co., Ltd.                            3,700     76,655
    Nippon Road Co., Ltd. (The)                             2,700    149,205
    Nippon Seisen Co., Ltd.                                 1,200     59,908
*   Nippon Sharyo, Ltd.                                    25,000     73,923
*   Nippon Sheet Glass Co., Ltd.                           30,200    273,579
    Nippon Shokubai Co., Ltd.                               6,700    477,117
    Nippon Signal Co., Ltd.                                20,500    215,992
    Nippon Soda Co., Ltd.                                  58,000    399,544
    Nippon Steel & Sumikin Bussan Corp.                     6,152    377,789
    Nippon Steel & Sumitomo Metal Corp.                    81,002  2,067,344
    Nippon Suisan Kaisha, Ltd.                            147,000    784,790
    Nippon Systemware Co., Ltd.                             2,800     66,367
    Nippon Telegraph & Telephone Corp.                     18,000    861,924
    Nippon Thompson Co., Ltd.                              38,000    298,934
    Nippon Tungsten Co., Ltd.                                 800     24,037
    Nippon Valqua Industries, Ltd.                          6,200    188,472
    Nippon View Hotel Co., Ltd.                             2,800     40,140
*   Nippon Yakin Kogyo Co., Ltd.                           55,300    157,526
*   Nippon Yusen K.K.                                      53,600  1,347,467
    Nipro Corp.                                            63,300    973,393
    Nishi-Nippon Financial Holdings, Inc.                  55,000    722,373
    Nishi-Nippon Railroad Co., Ltd.                        15,800    441,693
    Nishimatsu Construction Co., Ltd.                      20,800    591,335
    Nishimatsuya Chain Co., Ltd.                           14,200    167,215
    Nishio Rent All Co., Ltd.                               7,400    239,791
    Nissan Chemical Industries, Ltd.                       19,100    780,946
    Nissan Motor Co., Ltd.                                435,900  4,669,584
    Nissan Shatai Co., Ltd.                                 3,000     31,685
    Nissan Tokyo Sales Holdings Co., Ltd.                  12,100     44,458
    Nissei ASB Machine Co., Ltd.                            3,100    204,279
    Nissei Build Kogyo Co., Ltd.                           17,900    226,173
    Nissei Plastic Industrial Co., Ltd.                     9,700    163,196
    Nissha Co., Ltd.                                        5,500    143,330
    Nisshin Fudosan Co.                                    11,400     97,563
    Nisshin Oillio Group, Ltd. (The)                       13,000    392,411
    Nisshin Seifun Group, Inc.                             14,430    290,077
    Nisshin Steel Co., Ltd.                                18,840    317,648
    Nisshinbo Holdings, Inc.                               62,780    895,374
    Nissin Corp.                                            7,000    186,711
    Nissin Electric Co., Ltd.                              21,400    238,549
    Nissin Foods Holdings Co., Ltd.                           100      7,420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nissin Kogyo Co., Ltd.                                18,800  $  354,847
    Nitori Holdings Co., Ltd.                             3,700      590,350
    Nitta Corp.                                           6,100      258,075
    Nitta Gelatin, Inc.                                   4,400       33,754
    Nittan Valve Co., Ltd.                                9,600       37,292
    Nittetsu Mining Co., Ltd.                             300         21,610
    Nitto Boseki Co., Ltd.                                9,200      276,823
    Nitto Denko Corp.                                     12,400   1,139,311
    Nitto Kogyo Corp.                                     10,200     175,224
    Nitto Kohki Co., Ltd.                                 2,500       69,116
    Nitto Seiko Co., Ltd.                                 10,300      61,185
    Nittoc Construction Co., Ltd.                         12,900      83,138
    Nittoku Engineering Co., Ltd.                         700         33,870
    Noda Corp.                                            6,400       84,741
    Noevir Holdings Co., Ltd.                             1,900      154,565
    NOF Corp.                                             19,000     511,392
    Nohmi Bosai, Ltd.                                     8,400      155,579
    Nojima Corp.                                          14,800     356,724
    NOK Corp.                                             40,700     949,489
    Nomura Co., Ltd.                                      7,500      169,553
    Nomura Holdings, Inc.                                 199,000  1,299,161
    Nomura Holdings, Inc. Sponsored ADR                   119,749    785,553
    Nomura Real Estate Holdings, Inc.                     41,300     989,450
    Nomura Research Institute, Ltd.                       3,993      184,357
    Noritake Co., Ltd.                                    4,200      224,521
    Noritsu Koki Co., Ltd.                                7,200      180,804
    Noritz Corp.                                          13,100     259,053
    North Pacific Bank, Ltd.                              121,700    424,694
    Nozawa Corp.                                          2,500       36,577
    NS Solutions Corp.                                    11,300     304,507
    NS Tool Co., Ltd.                                     1,200       32,681
    NS United Kaiun Kaisha, Ltd.                          4,700      116,159
    NSD Co., Ltd.                                         6,930      146,535
    NSK, Ltd.                                             99,700   1,653,499
    NTN Corp.                                             253,500  1,307,434
    NTT Data Corp.                                        53,000     625,685
    NTT DOCOMO, Inc.                                      149,700  3,719,657
    NTT DOCOMO, Inc. Sponsored ADR                        9,600      239,520
    NTT Urban Development Corp.                           17,300     227,211
    Nuflare Technology, Inc.                              2,000      129,178
    Obara Group, Inc.                                     6,600      456,368
    Obayashi Corp.                                        148,700  1,795,337
    Obic Co., Ltd.                                        4,200      328,252
    Odakyu Electric Railway Co., Ltd.                     11,500     254,008
    Odelic Co., Ltd.                                      1,800       77,819
    Oenon Holdings, Inc.                                  33,000     123,639
    Ogaki Kyoritsu Bank, Ltd. (The)                       12,700     329,392
    Ohashi Technica, Inc.                                 800         13,156
    Ohba Co., Ltd.                                        4,400       21,721
    Ohsho Food Service Corp.                              4,800      224,815
    Oiles Corp.                                           5,884      122,554
    Oita Bank, Ltd. (The)                                 4,600      181,488
    Oji Holdings Corp.                                    271,000  1,861,949

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Okabe Co., Ltd.                                        18,500 $  190,526
    Okamoto Industries, Inc.                               18,000    203,872
    Okamoto Machine Tool Works, Ltd.                        2,400    105,659
    Okamura Corp.                                          27,100    379,277
    Okasan Securities Group, Inc.                          66,000    452,818
    Oki Electric Industry Co., Ltd.                        33,300    484,668
    Okinawa Cellular Telephone Co.                          4,100    158,636
    Okinawa Electric Power Co., Inc. (The)                  8,915    227,594
    OKK Corp.                                               4,700     56,983
    OKUMA Corp.                                             8,200    566,065
    Okumura Corp.                                          12,600    545,074
    Okura Industrial Co., Ltd.                             17,000    103,499
    Okuwa Co., Ltd.                                        10,000    104,137
    Olympic Group Corp.                                     1,500      8,430
    Olympus Corp.                                          12,800    493,108
*   Omikenshi Co., Ltd.                                    28,000     35,974
    Omron Corp.                                            17,200  1,078,066
    Ono Pharmaceutical Co., Ltd.                            6,800    168,009
    ONO Sokki Co., Ltd.                                     2,500     20,455
    Onoken Co., Ltd.                                        6,900    123,260
    Onward Holdings Co., Ltd.                              49,000    421,409
    Ootoya Holdings Co., Ltd.                               1,100     23,966
*   Open Door, Inc.                                         1,500     37,639
    Open House Co., Ltd.                                   12,800    752,491
*   OPT Holding, Inc.                                       5,600     76,483
    Optex Group Co., Ltd.                                   1,300     83,250
*   Optim Corp.                                               900     21,375
    Oracle Corp.                                            2,400    193,845
    Organo Corp.                                            2,800     92,560
    Orient Corp.                                          178,400    295,151
    Oriental Land Co., Ltd.                                 4,800    469,166
    Origin Electric Co., Ltd.                               1,600     26,062
    Osaka Gas Co., Ltd.                                    20,600    409,790
    Osaka Organic Chemical Industry, Ltd.                   5,800     91,470
    Osaka Soda Co., Ltd.                                    7,400    190,551
    OSAKA Titanium Technologies Co., Ltd.                   6,200    161,655
    Osaki Electric Co., Ltd.                               19,900    146,618
    OSG Corp.                                              36,200    920,484
    OSJB Holdings Corp.                                    52,900    156,495
    Otsuka Corp.                                            3,300    277,821
    Otsuka Holdings Co., Ltd.                              11,500    510,860
    Outsourcing, Inc.                                      20,500    388,414
    Pacific Industrial Co., Ltd.                           19,700    299,766
*   Pacific Metals Co., Ltd.                                5,900    194,029
    Pack Corp. (The)                                        3,300    113,825
    PAL GROUP Holdings Co., Ltd.                            5,200    148,775
    PALTAC Corp.                                           12,750    566,061
    Paltek Corp.                                            3,000     21,647
    Panasonic Corp.                                       171,944  2,552,886
    PAPYLESS Co., Ltd.                                      1,100     20,624
    Paraca, Inc.                                            2,400     59,583
    Paramount Bed Holdings Co., Ltd.                        5,000    263,547
    Parco Co., Ltd.                                        10,500    148,486

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Park24 Co., Ltd.                                       14,000 $  350,210
    Parker Corp.                                            4,000     26,720
    Pasco Corp.                                            12,000     36,578
    Pasona Group, Inc.                                     10,000    215,977
    PC Depot Corp.                                         14,720    107,752
    Pegasus Sewing Machine Manufacturing Co., Ltd.          6,600     46,119
    Penta-Ocean Construction Co., Ltd.                    146,800  1,134,194
    Persol Holdings Co., Ltd.                               3,000     74,956
    PIA Corp.                                                 900     59,266
    Pigeon Corp.                                           11,700    457,479
    Pilot Corp.                                             9,400    467,147
    Piolax, Inc.                                           10,500    315,000
*   Pioneer Corp.                                         157,900    336,903
    Plant Co., Ltd.                                         2,400     31,185
    Plenus Co., Ltd.                                        8,900    174,475
    Pola Orbis Holdings, Inc.                               9,600    375,811
    Poletowin Pitcrew Holdings, Inc.                        9,900    208,361
    Press Kogyo Co., Ltd.                                  40,300    256,440
    Pressance Corp.                                        14,900    213,966
    Prestige International, Inc.                           14,600    191,645
    Prima Meat Packers, Ltd.                               76,000    520,095
    Pronexus, Inc.                                          1,200     16,193
    Prospect Co., Ltd.                                    161,000     97,543
    Proto Corp.                                             3,600     54,335
    PS Mitsubishi Construction Co., Ltd.                   19,300    168,350
    Punch Industry Co., Ltd.                                6,600     85,919
    Qol Co., Ltd.                                           5,500    109,403
    Quick Co., Ltd.                                         1,800     27,889
    Raccoon Co., Ltd.                                       3,200     22,533
    Raito Kogyo Co., Ltd.                                  21,500    244,114
    Rakus Co., Ltd.                                           600     18,503
*   Rakuten, Inc.                                          93,100    842,543
    Rasa Corp.                                              3,200     29,014
    Rasa Industries, Ltd.                                   3,900     92,453
    Raysum Co., Ltd.                                        4,300     65,983
    Recruit Holdings Co., Ltd.                             22,200    542,143
    Relia, Inc.                                             2,200     26,691
    Relo Group, Inc.                                       26,000    772,120
    Renaissance, Inc.                                       2,000     32,787
    Renesas Easton Co., Ltd.                                2,900     21,343
    Rengo Co., Ltd.                                        81,000    657,265
*   Renown, Inc.                                           28,700     48,976
    Resona Holdings, Inc.                                 346,300  2,097,163
    Resorttrust, Inc.                                      14,600    347,976
    Rheon Automatic Machinery Co., Ltd.                     6,100    123,865
    Riberesute Corp.                                        3,100     28,035
    Ricoh Co., Ltd.                                       168,481  1,660,699
    Ricoh Leasing Co., Ltd.                                 7,700    283,074
    Ride On Express Holdings Co., Ltd.                      4,300     41,740
    Right On Co., Ltd.                                      7,700     66,270
    Riken Corp.                                             3,300    187,267
    Riken Keiki Co., Ltd.                                   3,400     76,639
    Riken Technos Corp.                                    17,100     97,461

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Riken Vitamin Co., Ltd.                                2,400 $ 93,230
    Ringer Hut Co., Ltd.                                   3,800   85,085
    Rinnai Corp.                                           3,400  321,022
    Rion Co., Ltd.                                         3,100   82,911
    Riso Kagaku Corp.                                      7,360  139,002
    Riso Kyoiku Co., Ltd.                                  7,600   58,363
    Rock Field Co., Ltd.                                   5,600  111,752
    Rohm Co., Ltd.                                         1,100  121,182
    Rohto Pharmaceutical Co., Ltd.                        18,400  494,542
    Rokko Butter Co., Ltd.                                 7,900  202,628
    Roland DG Corp.                                        5,300  156,033
    Rorze Corp.                                            2,600   65,085
    Round One Corp.                                       38,000  704,693
    Royal Holdings Co., Ltd.                              11,400  311,949
    RS Technologies Co., Ltd.                                600   39,484
*   RVH, Inc.                                              5,500   30,671
    Ryobi, Ltd.                                           11,000  328,535
    Ryoden Corp.                                           8,000  140,878
    Ryohin Keikaku Co., Ltd.                               2,500  836,120
    Ryosan Co., Ltd.                                      13,300  511,250
    S Foods, Inc.                                          4,500  196,312
    Sac's Bar Holdings, Inc.                               9,350  104,231
    Sagami Rubber Industries Co., Ltd.                     2,000   36,384
    Saibu Gas Co., Ltd.                                    8,600  225,790
    Saizeriya Co., Ltd.                                   12,500  379,106
    Sakai Chemical Industry Co., Ltd.                      5,600  157,287
    Sakai Heavy Industries, Ltd.                           1,600   69,331
    Sakai Moving Service Co., Ltd.                         4,000  191,717
    Sakai Ovex Co., Ltd.                                   1,900   45,595
    Sakata INX Corp.                                      16,800  284,830
    Sakura Internet, Inc.                                  5,700   43,498
    Sala Corp.                                            20,200  130,743
    SAMTY Co., Ltd.                                        7,200  129,470
    San-A Co., Ltd.                                        5,000  246,956
    San-Ai Oil Co., Ltd.                                  25,000  365,176
    San-In Godo Bank, Ltd. (The)                          41,200  427,101
*   Sanden Holdings Corp.                                 10,600  231,692
    Sanei Architecture Planning Co., Ltd.                  4,500   95,700
    Sangetsu Corp.                                        11,800  235,054
*   Sanix, Inc.                                           10,700   23,621
    Sanken Electric Co., Ltd.                             59,000  432,619
    Sanki Engineering Co., Ltd.                            1,500   16,998
    Sanko Metal Industrial Co., Ltd.                         800   31,257
    Sankyo Co., Ltd.                                       9,800  318,407
    Sankyo Frontier Co., Ltd.                              1,000   30,371
    Sankyo Tateyama, Inc.                                  9,900  139,278
    Sankyu, Inc.                                          18,800  877,492
    Sanoh Industrial Co., Ltd.                            10,500   83,772
    Sanoyas Holdings Corp.                                16,500   44,099
    Sanrio Co., Ltd.                                       8,300  142,860
    Sansei Technologies, Inc.                                900   11,570
    Sansha Electric Manufacturing Co., Ltd.                6,400   98,462
    Sanshin Electronics Co., Ltd.                         14,700  277,626

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Santen Pharmaceutical Co., Ltd.                        21,600 $  350,730
    Sanwa Holdings Corp.                                   66,200    919,680
    Sanyo Chemical Industries, Ltd.                         6,000    317,968
    Sanyo Denki Co., Ltd.                                   3,400    271,786
    Sanyo Electric Railway Co., Ltd.                        4,000    101,908
    Sanyo Housing Nagoya Co., Ltd.                          3,500     40,247
    Sanyo Special Steel Co., Ltd.                           8,800    223,404
    Sanyo Trading Co., Ltd.                                 4,000     99,001
    Sapporo Holdings, Ltd.                                 29,000    874,235
    Sata Construction Co., Ltd.                             2,600     10,798
    Sato Holdings Corp.                                    10,400    335,814
    Sato Shoji Corp.                                        1,700     19,527
    Satori Electric Co., Ltd.                              11,200    116,971
    Sawada Holdings Co., Ltd.                               7,000     72,599
    Sawai Pharmaceutical Co., Ltd.                         17,200    783,128
    Saxa Holdings, Inc.                                     2,300     44,586
    SBI Holdings, Inc.                                     79,930  1,943,120
    SBS Holdings, Inc.                                      8,400     87,525
    Scala, Inc.                                             9,000     68,360
    SCREEN Holdings Co., Ltd.                               9,600    836,758
    Scroll Corp.                                           19,900     93,116
    SCSK Corp.                                              4,900    225,785
    Secom Co., Ltd.                                         8,300    636,148
    Seed Co., Ltd.                                          3,800    219,032
    Sega Sammy Holdings, Inc.                              82,200  1,150,551
    Seibu Holdings, Inc.                                   20,300    406,890
    Seika Corp.                                             6,000    162,125
    Seikagaku Corp.                                         9,900    154,667
    Seikitokyu Kogyo Co., Ltd.                             16,300     95,446
    Seiko Epson Corp.                                      62,400  1,519,977
    Seiko Holdings Corp.                                   12,000    345,556
    Seiko PMC Corp.                                         2,100     23,235
    Seino Holdings Co., Ltd.                               58,100    966,153
    Seiren Co., Ltd.                                       15,600    322,213
    Sekisui Chemical Co., Ltd.                             72,000  1,376,670
    Sekisui House, Ltd.                                    71,000  1,304,508
    Sekisui Plastics Co., Ltd.                              9,000    114,463
    Senko Group Holdings Co., Ltd.                         49,600    356,808
    Senshu Electric Co., Ltd.                               1,700     49,995
    Senshu Ikeda Holdings, Inc.                           109,840    423,034
*   Senshukai Co., Ltd.                                    13,800     76,582
    Septeni Holdings Co., Ltd.                             10,000     34,045
    Seria Co., Ltd.                                         7,200    429,551
    Seven & I Holdings Co., Ltd.                           81,100  3,346,168
    Seven Bank, Ltd.                                      188,800    697,815
    SFP Holdings Co., Ltd.                                  4,500     86,762
*   Sharp Corp.                                            23,900    894,670
    Shibaura Electronics Co., Ltd.                          2,700    152,595
    Shibaura Mechatronics Corp.                            13,000     55,326
    Shibusawa Warehouse Co., Ltd. (The)                     1,000     18,456
    Shibuya Corp.                                           8,700    373,216
    Shidax Corp.                                            4,300     19,510
*   SHIFT, Inc.                                             2,100     84,598

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Shiga Bank, Ltd. (The)                                 91,000 $  490,964
    Shikibo, Ltd.                                           2,900     36,739
    Shikoku Bank, Ltd. (The)                               17,000    258,243
    Shikoku Chemicals Corp.                                17,000    283,489
    Shikoku Electric Power Co., Inc.                       38,600    438,586
    Shima Seiki Manufacturing, Ltd.                         5,600    406,475
    Shimachu Co., Ltd.                                     19,200    633,099
    Shimadzu Corp.                                         21,300    541,056
    Shimamura Co., Ltd.                                     6,000    705,391
    Shimano, Inc.                                           2,900    415,681
    Shimizu Bank, Ltd. (The)                                2,700     80,622
    Shimizu Corp.                                         122,800  1,263,133
    Shimojima Co., Ltd.                                       700      7,576
    Shin Nippon Air Technologies Co., Ltd.                  6,100     85,678
*   Shin Nippon Biomedical Laboratories, Ltd.               4,200     22,666
    Shin-Etsu Chemical Co., Ltd.                           12,100  1,384,432
    Shin-Keisei Electric Railway Co., Ltd.                  1,400     27,886
    Shinagawa Refractories Co., Ltd.                        2,300     69,801
    Shindengen Electric Manufacturing Co., Ltd.             3,700    342,710
    Shinko Electric Industries Co., Ltd.                   35,200    299,407
    Shinko Plantech Co., Ltd.                              16,400    169,770
    Shinmaywa Industries, Ltd.                             37,000    355,968
    Shinnihon Corp.                                        17,200    162,758
    Shinoken Group Co., Ltd.                                8,300    199,912
    Shinsei Bank, Ltd.                                     27,300    477,328
    Shinsho Corp.                                           2,400     86,827
    Shionogi & Co., Ltd.                                    5,500    304,428
    Ship Healthcare Holdings, Inc.                         19,800    644,601
    Shiseido Co., Ltd.                                     31,300  1,607,478
    Shizuoka Bank, Ltd. (The)                              70,000    748,548
    Shizuoka Gas Co., Ltd.                                 26,400    230,714
    SHO-BOND Holdings Co., Ltd.                             2,100    168,981
    Shochiku Co., Ltd.                                        900    133,567
    Shoei Co., Ltd.                                         2,300    105,598
    Shoei Foods Corp.                                       4,500    183,621
    Shofu, Inc.                                             1,500     20,367
*   Shoko Co., Ltd.                                        44,000     55,307
    Showa Aircraft Industry Co., Ltd.                       2,000     26,696
    Showa Corp.                                            25,300    318,243
    Showa Denko K.K.                                       60,300  2,805,468
*   Showa Holdings Co., Ltd.                               23,100     19,247
    Showa Sangyo Co., Ltd.                                  8,600    222,358
    Showa Shell Sekiyu K.K.                                50,100    712,228
    Siix Corp.                                              7,200    327,154
    Sinanen Holdings Co., Ltd.                              3,000     71,536
    Sinfonia Technology Co., Ltd.                          62,000    266,631
    Sinko Industries, Ltd.                                  8,600    167,570
    SK-Electronics Co., Ltd.                                1,800     35,317
    SKY Perfect JSAT Holdings, Inc.                        68,800    325,921
    Skylark Co., Ltd.                                      30,900    445,335
    SMC Corp.                                               1,100    542,117
    SMK Corp.                                              33,000    145,933
    SMS Co., Ltd.                                           9,000    319,858

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Soda Nikka Co., Ltd.                                  5,800   $   34,442
    Sodick Co., Ltd.                                      16,000     223,665
    SoftBank Group Corp.                                  45,996   3,821,711
    Softbank Technology Corp.                             5,200      100,596
    Softbrain Co., Ltd.                                   13,800      56,324
    Software Service, Inc.                                800         60,277
    Sogo Medical Co., Ltd.                                5,100      307,787
    Sohgo Security Services Co., Ltd.                     12,800     696,424
    Sojitz Corp.                                          274,500    888,689
    Soken Chemical & Engineering Co., Ltd.                1,600       35,055
    Solasto Corp.                                         2,500       66,462
    Sompo Holdings, Inc.                                  33,675   1,352,189
    Sony Corp.                                            60,300   2,892,052
    Sony Corp. Sponsored ADR                              51,518   2,469,773
    Sony Financial Holdings, Inc.                         12,900     237,267
    Sotetsu Holdings, Inc.                                10,500     290,243
    Sourcenext Corp.                                      9,400       62,867
    Space Co., Ltd.                                       4,620       65,205
    Sparx Group Co., Ltd.                                 27,000      87,528
    Square Enix Holdings Co., Ltd.                        6,700      306,048
    SRA Holdings                                          3,200      114,334
    Srg Takamiya Co., Ltd.                                8,500       52,429
    ST Corp.                                              2,000       45,691
    St Marc Holdings Co., Ltd.                            6,700      190,064
    St-Care Holding Corp.                                 4,900       35,913
    Stanley Electric Co., Ltd.                            31,600   1,286,276
    Star Mica Co., Ltd.                                   5,800      104,860
    Star Micronics Co., Ltd.                              8,800      184,917
    Start Today Co., Ltd.                                 18,000     531,851
    Starts Corp., Inc.                                    15,000     418,676
    Starzen Co., Ltd.                                     3,000      152,299
    Stella Chemifa Corp.                                  4,200      142,750
    Step Co., Ltd.                                        800         14,050
    Strike Co., Ltd.                                      800         47,628
    Studio Alice Co., Ltd.                                5,500      141,604
    Subaru Corp.                                          80,600   2,684,665
    Subaru Enterprise Co., Ltd.                           600         39,375
    Sugi Holdings Co., Ltd.                               4,200      223,953
    Sugimoto & Co., Ltd.                                  1,100       19,084
    Sumco Corp.                                           38,200   1,039,663
    Sumida Corp.                                          14,700     278,577
    Suminoe Textile Co., Ltd.                             2,900       84,838
    Sumitomo Bakelite Co., Ltd.                           66,000     566,941
    Sumitomo Chemical Co., Ltd.                           414,355  3,048,806
    Sumitomo Corp.                                        79,100   1,367,687
    Sumitomo Dainippon Pharma Co., Ltd.                   21,600     318,865
    Sumitomo Densetsu Co., Ltd.                           8,200      172,851
    Sumitomo Electric Industries, Ltd.                    125,600  2,149,661
    Sumitomo Forestry Co., Ltd.                           52,600     906,151
    Sumitomo Heavy Industries, Ltd.                       35,200   1,614,240
    Sumitomo Metal Mining Co., Ltd.                       40,500   1,901,617
    Sumitomo Mitsui Construction Co., Ltd.                74,320     424,126
    Sumitomo Mitsui Financial Group, Inc.                 110,183  4,962,197

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Sumitomo Mitsui Trust Holdings, Inc.                   22,444 $  934,544
    Sumitomo Osaka Cement Co., Ltd.                       145,000    682,627
    Sumitomo Precision Products Co., Ltd.                  12,000     45,079
    Sumitomo Realty & Development Co., Ltd.                47,000  1,813,281
    Sumitomo Riko Co., Ltd.                                19,500    206,140
    Sumitomo Rubber Industries, Ltd.                       64,734  1,260,874
    Sumitomo Seika Chemicals Co., Ltd.                      4,000    208,805
    Sun Corp.                                               7,200     46,668
    Sun Frontier Fudousan Co., Ltd.                        12,700    160,536
    Sun-Wa Technos Corp.                                    3,400     77,948
    Suncall Corp.                                           1,700     11,767
    Sundrug Co., Ltd.                                       9,000    387,335
    Suntory Beverage & Food, Ltd.                           7,800    374,109
    Suruga Bank, Ltd.                                      39,200    794,748
    Suzuken Co., Ltd.                                      21,060    897,701
    Suzuki Co., Ltd.                                        2,000     23,769
    Suzuki Motor Corp.                                     33,700  1,935,561
*   SWCC Showa Holdings Co., Ltd.                          10,200     87,610
    Sysmex Corp.                                            7,800    613,997
    Systemsoft Corp.                                        9,400     12,590
    Systena Corp.                                           5,900    203,646
    T Hasegawa Co., Ltd.                                    8,200    170,418
    T RAD Co., Ltd.                                         3,200    111,677
    T&D Holdings, Inc.                                     92,100  1,651,372
    T&K Toka Co., Ltd.                                      6,800     91,417
    T-Gaia Corp.                                            4,300    106,859
    Tachi-S Co., Ltd.                                      13,500    246,007
    Tachibana Eletech Co., Ltd.                             5,320    104,292
    Tadano, Ltd.                                           43,000    752,735
    Taihei Dengyo Kaisha, Ltd.                              6,500    168,077
    Taiheiyo Cement Corp.                                  43,223  1,834,322
    Taiheiyo Kouhatsu, Inc.                                 2,700     25,706
    Taiho Kogyo Co., Ltd.                                   6,900    104,885
    Taikisha, Ltd.                                          7,700    269,026
    Taiko Bank, Ltd. (The)                                    100      2,233
    Taiko Pharmaceutical Co., Ltd.                          1,400     32,013
    Taisei Corp.                                           17,600    898,314
    Taisei Lamick Co., Ltd.                                 2,200     66,135
    Taiyo Holdings Co., Ltd.                                5,300    258,640
    Taiyo Nippon Sanso Corp.                               68,700  1,067,907
    Taiyo Yuden Co., Ltd.                                  52,000    880,026
    Takaoka Toko Co., Ltd.                                  4,480     71,902
    Takara Holdings, Inc.                                  30,800    380,123
    Takara Leben Co., Ltd.                                 46,000    205,948
    Takara Standard Co., Ltd.                              15,000    248,287
    Takasago International Corp.                            6,400    198,116
    Takasago Thermal Engineering Co., Ltd.                  9,700    183,653
    Takashima & Co., Ltd.                                   1,600     33,965
    Takashimaya Co., Ltd.                                  72,000    749,189
    Take And Give Needs Co., Ltd.                           4,820     50,483
    Takeda Pharmaceutical Co., Ltd.                        27,000  1,581,492
    Takeei Corp.                                           10,100    128,628
    Takeuchi Manufacturing Co., Ltd.                       16,400    426,831

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Takihyo Co., Ltd.                                      1,800 $   38,326
    Takisawa Machine Tool Co., Ltd.                        2,300     51,844
    Takuma Co., Ltd.                                      21,000    285,360
    Tama Home Co., Ltd.                                   10,000    108,971
    Tamron Co., Ltd.                                       7,000    154,579
    Tamura Corp.                                          28,000    222,243
    Tanseisha Co., Ltd.                                   10,300    116,031
    Tatsuta Electric Wire and Cable Co., Ltd.             15,000    111,022
    Tayca Corp.                                            6,500    199,181
    Tazmo Co., Ltd.                                        2,000     37,104
    TBK Co., Ltd.                                          7,000     36,418
    TDC Soft, Inc.                                         2,000     23,048
    TDK Corp.                                             17,300  1,601,455
    TDK Corp. Sponsored ADR                                7,012    660,706
*   Teac Corp.                                            52,000     21,498
    Tear Corp.                                             1,400     14,380
    TechMatrix Corp.                                       3,900     74,274
    Techno Smart Corp.                                       700     11,837
    TechnoPro Holdings, Inc.                               7,600    417,352
    Tecnos Japan, Inc.                                     2,500     21,176
    Teijin, Ltd.                                          53,400  1,183,962
    Teikoku Electric Manufacturing Co., Ltd.               6,300     86,536
    Tekken Corp.                                           4,300    129,843
    Tenpos Holdings Co., Ltd.                                800     19,542
    Terumo Corp.                                          12,500    611,808
    THK Co., Ltd.                                         29,600  1,236,615
    Tigers Polymer Corp.                                   1,900     15,278
    TIS, Inc.                                             30,600  1,085,709
*   Toa Corp.(6894508)                                     6,800    186,274
    Toa Corp.(6894434)                                    11,000    140,079
    Toa Oil Co., Ltd.                                     25,000     37,375
    TOA ROAD Corp.                                         1,800     71,376
    Toagosei Co., Ltd.                                    45,500    588,865
    Tobishima Corp.                                       63,700    105,754
    Tobu Railway Co., Ltd.                                 8,600    289,936
    Tobu Store Co., Ltd.                                   1,000     27,888
    TOC Co., Ltd.                                         11,300     97,646
    Tocalo Co., Ltd.                                       5,700    286,309
    Tochigi Bank, Ltd. (The)                              31,000    129,307
    Toda Corp.                                            82,000    646,060
    Toda Kogyo Corp.                                       1,300     54,673
    Toei Animation Co., Ltd.                               1,500    144,112
    Toei Co., Ltd.                                         2,900    298,696
    Toell Co., Ltd.                                        2,100     19,713
    Toenec Corp.                                           3,400    102,279
    Togami Electric Manufacturing Co., Ltd.                  800     18,158
    Toho Bank, Ltd. (The)                                 89,000    322,510
    Toho Co., Ltd.(6895200)                                5,200    176,312
    Toho Co., Ltd.(6895211)                                2,700     64,789
    Toho Gas Co., Ltd.                                    10,800    317,115
    Toho Holdings Co., Ltd.                               22,100    513,335
    Toho Titanium Co., Ltd.                               18,500    262,369
    Toho Zinc Co., Ltd.                                    6,200    377,748

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Tohoku Bank, Ltd. (The)                                 1,900 $   25,973
    Tohoku Electric Power Co., Inc.                        25,400    328,745
    Tohto Suisan Co., Ltd.                                    800     14,935
    Tokai Carbon Co., Ltd.                                 77,000  1,122,216
    Tokai Corp.                                             5,000    121,913
    TOKAI Holdings Corp.                                   38,400    370,855
    Tokai Lease Co., Ltd.                                     200      4,076
    Tokai Rika Co., Ltd.                                   25,700    559,110
    Tokai Tokyo Financial Holdings, Inc.                   70,300    538,548
    Token Corp.                                             3,800    437,408
    Tokio Marine Holdings, Inc.                            64,100  3,030,768
    Tokushu Tokai Paper Co., Ltd.                           3,900    149,802
    Tokuyama Corp.                                         30,000    955,140
*   Tokyo Base Co., Ltd.                                    1,000     41,144
    Tokyo Century Corp.                                    16,700    903,550
    Tokyo Dome Corp.                                       27,000    257,957
*   Tokyo Electric Power Co. Holdings, Inc.                77,688    315,463
    Tokyo Electron Device, Ltd.                             3,600     75,419
    Tokyo Electron, Ltd.                                   14,000  2,640,991
    Tokyo Energy & Systems, Inc.                           13,000    132,201
    Tokyo Gas Co., Ltd.                                    20,700    493,916
    Tokyo Individualized Educational Institute, Inc.        1,300     13,689
    Tokyo Keiki, Inc.                                       6,800     86,391
    Tokyo Ohka Kogyo Co., Ltd.                             15,300    702,416
    Tokyo Rakutenchi Co., Ltd.                                700     36,591
    Tokyo Rope Manufacturing Co., Ltd.                      6,700    112,970
    Tokyo Sangyo Co., Ltd.                                  6,400     34,753
    Tokyo Seimitsu Co., Ltd.                               12,000    525,432
    Tokyo Steel Manufacturing Co., Ltd.                    27,700    245,790
    Tokyo Tatemono Co., Ltd.                               58,500    943,179
    Tokyo Tekko Co., Ltd.                                   2,400     43,416
    Tokyo Theatres Co., Inc.                                3,800     51,451
    Tokyo TY Financial Group, Inc.                         10,413    288,153
    Tokyotokeiba Co., Ltd.                                  4,900    199,330
    Tokyu Construction Co., Ltd.                           35,400    385,044
    Tokyu Corp.                                            24,500    410,947
    Tokyu Fudosan Holdings Corp.                          273,925  2,168,812
    Toli Corp.                                             17,000     68,262
    Tomato Bank, Ltd.                                       1,100     15,546
    Tomen Devices Corp.                                       100      2,954
    Tomoe Corp.                                             9,500     53,054
    Tomoe Engineering Co., Ltd.                             2,900     53,749
    Tomoegawa Co., Ltd.                                     7,000     21,299
    Tomoku Co., Ltd.                                        4,200     84,659
    TOMONY Holdings, Inc.                                  66,100    327,399
    Tomy Co., Ltd.                                         41,300    625,145
    Tonami Holdings Co., Ltd.                               2,300    116,933
    Topcon Corp.                                           40,000  1,018,374
    Toppan Forms Co., Ltd.                                 18,700    211,146
    Topre Corp.                                            15,000    457,582
    Topy Industries, Ltd.                                   9,700    316,645
    Toray Industries, Inc.                                195,900  1,954,278
    Torex Semiconductor, Ltd.                               3,600     56,712

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
JAPAN -- (Continued)
    Toridoll Holdings Corp.                                 5,500 $   192,987
    Torii Pharmaceutical Co., Ltd.                          6,100     172,997
    Torikizoku Co., Ltd.                                    1,500      45,898
    Torishima Pump Manufacturing Co., Ltd.                  6,800      69,323
    Tosei Corp.                                            14,600     180,485
*   Toshiba Corp.                                         262,000     749,744
    Toshiba Machine Co., Ltd.                              47,000     385,538
    Toshiba Plant Systems & Services Corp.                  9,400     185,418
    Toshiba TEC Corp.                                      60,000     364,665
    Tosho Co., Ltd.                                         3,200     107,634
    Tosoh Corp.                                           123,000   2,831,741
    Totetsu Kogyo Co., Ltd.                                 8,900     288,981
    TOTO, Ltd.                                             12,500     717,704
    Totoku Electric Co., Ltd.                               1,300      37,528
    Tottori Bank, Ltd. (The)                                2,100      34,855
    Tow Co., Ltd.                                           6,800      63,273
    Towa Bank, Ltd. (The)                                  12,800     177,050
    Towa Corp.                                             11,200     239,047
    Towa Pharmaceutical Co., Ltd.                           4,000     225,573
    Toyo Construction Co., Ltd.                            30,200     173,022
    Toyo Denki Seizo K.K.                                   2,600      47,428
    Toyo Engineering Corp.                                 11,600     141,442
    Toyo Ink SC Holdings Co., Ltd.                         76,000     462,854
    Toyo Kanetsu K.K.                                       1,700      67,339
    Toyo Kohan Co., Ltd.                                   21,000     108,198
    Toyo Machinery & Metal Co., Ltd.                        3,500      35,573
    Toyo Securities Co., Ltd.                              41,000     131,835
    Toyo Seikan Group Holdings, Ltd.                       39,600     641,934
    Toyo Suisan Kaisha, Ltd.                                6,600     268,566
    Toyo Tanso Co., Ltd.                                    4,900     169,692
    Toyo Tire & Rubber Co., Ltd.                           41,700     890,522
    Toyo Wharf & Warehouse Co., Ltd.                        2,200      36,776
    Toyobo Co., Ltd.                                       39,400     751,875
    Toyoda Gosei Co., Ltd.                                 30,700     817,023
    Toyota Boshoku Corp.                                   28,100     603,043
    Toyota Motor Corp.                                    270,373  18,627,978
    Toyota Motor Corp. Sponsored ADR                       42,528   5,865,462
    Toyota Tsusho Corp.                                    56,700   2,304,356
    TPR Co., Ltd.                                          11,400     366,793
    Trancom Co., Ltd.                                       3,100     230,914
    Transaction Co., Ltd.                                   4,200      44,242
    Transcosmos, Inc.                                       6,900     183,516
*   Trend Micro, Inc.                                       7,700     416,824
    Tri Chemical Laboratories, Inc.                           500      22,960
    Trusco Nakayama Corp.                                  12,200     361,690
    Trust Tech, Inc.                                        1,500      43,850
    TS Tech Co., Ltd.                                      20,400     874,275
    Tsubaki Nakashima Co., Ltd.                             2,100      59,971
    Tsubakimoto Chain Co.                                  56,000     472,891
    Tsubakimoto Kogyo Co., Ltd.                               600      17,644
*   Tsudakoma Corp.                                        27,000      73,995
    Tsugami Corp.                                          11,000     164,421
    Tsukada Global Holdings, Inc.                           6,100      36,175

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Tsukishima Kikai Co., Ltd.                             2,600 $   33,769
    Tsukuba Bank, Ltd.                                    32,200    120,363
    Tsukui Corp.                                          33,400    263,199
    Tsumura & Co.                                         14,200    478,624
    Tsuruha Holdings, Inc.                                 5,000    698,296
    Tsurumi Manufacturing Co., Ltd.                        6,100    116,493
    Tv Tokyo Holdings Corp.                                5,300    120,931
*   U-Shin, Ltd.                                          10,500     70,066
    UACJ Corp.                                            13,191    355,884
    Ube Industries, Ltd.                                  47,520  1,419,449
    Uchida Yoko Co., Ltd.                                  1,000     30,937
    Uchiyama Holdings Co., Ltd.                            1,500      8,118
    UKC Holdings Corp.                                     6,500    138,635
    Ulvac, Inc.                                           14,900    998,788
    UMC Electronics Co., Ltd.                              1,900     57,463
    Umenohana Co., Ltd.                                      500     13,206
    Unicharm Corp.                                        14,200    380,355
    Uniden Holdings Corp.                                 20,000     60,532
    Union Tool Co.                                         2,100     82,933
    Unipres Corp.                                         18,600    495,641
    United Arrows, Ltd.                                    7,000    307,877
    United Super Markets Holdings, Inc.                   22,700    230,404
    UNITED, Inc.                                             300      9,535
*   Unitika, Ltd.                                         26,400    193,001
    Universal Entertainment Corp.                          9,400    448,301
    Unizo Holdings Co., Ltd.                              10,200    294,087
    Urbanet Corp. Co., Ltd.                               10,100     32,077
    Ushio, Inc.                                            4,500     69,011
    USS Co., Ltd.                                         12,400    277,716
*   UT Group Co., Ltd.                                     5,700    187,721
    Utoc Corp.                                             7,600     34,495
    V Technology Co., Ltd.                                 1,400    278,842
*   V-Cube, Inc.                                           2,300     11,339
    Valor Holdings Co., Ltd.                              16,700    401,792
    ValueCommerce Co., Ltd.                                9,900     88,508
    Vector, Inc.                                           7,400    148,054
    VeriServe Corp.                                          600     20,181
    VIA Holdings, Inc.                                     3,000     20,255
    Village Vanguard Co., Ltd.                             2,800     26,327
*   Vision, Inc.                                           1,900     56,056
*   Visionary Holdings Co., Ltd.                          58,900     38,846
    Vital KSK Holdings, Inc.                              16,500    146,056
    Vitec Holdings Co., Ltd.                               4,800     80,094
    Voyage Group, Inc.                                     5,800     79,310
    VT Holdings Co., Ltd.                                 42,700    235,861
    Wacoal Holdings Corp.                                 21,500    661,199
    Wakachiku Construction Co., Ltd.                       4,800     76,731
    Wakita & Co., Ltd.                                    16,200    200,938
    Warabeya Nichiyo Holdings Co., Ltd.                    5,900    151,529
    Watahan & Co., Ltd.                                      900     36,962
    WATAMI Co., Ltd.                                       8,800    130,066
    Watts Co., Ltd.                                        1,900     20,074
    WDB Holdings Co., Ltd.                                 1,900     67,665

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Weathernews, Inc.                                     1,400   $   43,461
    Welcia Holdings Co., Ltd.                             8,600      365,921
    Wellnet Corp.                                         2,000       21,837
    West Holdings Corp.                                   8,600       58,188
    West Japan Railway Co.                                7,300      549,121
    Will Group, Inc.                                      2,100       39,582
    WIN-Partners Co., Ltd.                                7,400      103,410
    WirelessGate, Inc.                                    2,600       34,258
    Wood One Co., Ltd.                                    2,500       40,128
    Workman Co., Ltd.                                     400         17,182
    World Holdings Co., Ltd.                              3,400      114,805
    Wowow, Inc.                                           3,400      106,342
    Xebio Holdings Co., Ltd.                              10,300     219,622
    YA-MAN, Ltd.                                          4,200       70,171
    YAC Holdings Co., Ltd.                                2,600       26,973
    Yachiyo Industry Co., Ltd.                            1,100       17,043
    Yahagi Construction Co., Ltd.                         11,100      93,650
    Yahoo Japan Corp.                                     36,500     176,053
    Yaizu Suisankagaku Industry Co., Ltd.                 2,700       29,674
    Yakult Honsha Co., Ltd.                               1,900      159,513
    Yakuodo Co., Ltd.                                     3,900      119,567
    YAMABIKO Corp.                                        13,800     227,646
    YAMADA Consulting Group Co., Ltd.                     5,200      162,429
    Yamada Denki Co., Ltd.                                108,240    642,747
    Yamagata Bank, Ltd. (The)                             11,400     250,891
    Yamaguchi Financial Group, Inc.                       49,000     576,063
    Yamaha Corp.                                          18,300     756,749
    Yamaha Motor Co., Ltd.                                55,000   1,837,551
    Yamaichi Electronics Co., Ltd.                        11,100     231,514
    Yamanashi Chuo Bank, Ltd. (The)                       72,000     305,743
    Yamashin-Filter Corp.                                 3,700       48,451
    Yamatane Corp.                                        4,600       89,085
    Yamato Corp.                                          7,100       55,556
    Yamato Holdings Co., Ltd.                             24,200     624,962
    Yamaura Corp.                                         1,900       16,457
    Yamaya Corp.                                          2,500       73,718
    Yamazaki Baking Co., Ltd.                             53,300   1,051,567
    Yamazen Corp.                                         17,100     208,397
    Yaoko Co., Ltd.                                       8,900      433,149
    Yaskawa Electric Corp.                                31,800   1,645,769
    Yasunaga Corp.                                        3,100       78,552
    Yellow Hat, Ltd.                                      5,500      166,241
    Yokogawa Bridge Holdings Corp.                        13,600     350,282
    Yokogawa Electric Corp.                               61,000   1,301,363
    Yokohama Reito Co., Ltd.                              20,600     211,390
    Yokohama Rubber Co., Ltd. (The)                       52,600   1,342,837
    Yokowo Co., Ltd.                                      3,300       65,517
    Yomiuri Land Co., Ltd.                                1,900       85,372
    Yondoshi Holdings, Inc.                               5,200      133,687
    Yorozu Corp.                                          9,000      194,582
    Yoshinoya Holdings Co., Ltd.                          10,900     193,028
    Yossix Co., Ltd.                                      500         16,307
    Yotai Refractories Co., Ltd.                          5,100       30,661

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Yuasa Trading Co., Ltd.                                  4,000 $    143,189
    Yuken Kogyo Co., Ltd.                                      900       24,415
    Yume No Machi Souzou Iinkai Co., Ltd.                    3,000       50,689
    Yumeshin Holdings Co., Ltd.                              6,900       81,421
    Yurtec Corp.                                            16,000      130,344
    Yushiro Chemical Industry Co., Ltd.                      3,700       59,186
    Zenkoku Hosho Co., Ltd.                                  3,300      154,689
    Zenrin Co., Ltd.                                         8,300      285,588
    Zensho Holdings Co., Ltd.                               40,500      710,238
    Zeon Corp.                                              71,000    1,071,534
    ZERIA Pharmaceutical Co., Ltd.                           5,800      116,132
*   ZIGExN Co., Ltd.                                        10,200      106,093
    Zojirushi Corp.                                         12,000      147,526
    Zuiko Corp.                                                500       17,140
                                                                   ------------
TOTAL JAPAN                                                         671,237,363
                                                                   ------------
MALAYSIA -- (0.7%)
    7-Eleven Malaysia Holdings Bhd Class B                 110,400       44,181
    Aeon Co. M Bhd                                         217,900       91,325
    Aeon Credit Service M Bhd                               31,350      108,147
    Affin Holdings Bhd                                     109,590       71,134
    AirAsia Bhd                                            639,300      678,818
*   AirAsia X Bhd                                          972,100      100,994
    Alliance Bank Malaysia Bhd                             351,900      390,638
    AMMB Holdings Bhd                                      484,500      598,964
    Ann Joo Resources Bhd                                   68,600       61,372
    APM Automotive Holdings Bhd                             34,700       33,392
    Astro Malaysia Holdings Bhd                             71,800       47,852
    Axiata Group Bhd                                       329,231      479,457
    Batu Kawan Bhd                                          32,700      166,003
    Benalec Holdings Bhd                                    48,000        4,853
*   Berjaya Assets BHD                                     277,000       29,091
*   Berjaya Corp. Bhd                                    1,146,810      100,022
*   Berjaya Land Bhd                                        76,000        6,531
    Berjaya Sports Toto Bhd                                253,659      147,049
*   Bermaz Auto Bhd                                        126,100       72,422
    BIMB Holdings Bhd                                      118,600      126,163
    Bonia Corp. Bhd                                         82,000       10,516
*   Borneo Aqua Harvest Bhd                                 97,900       19,456
*   Borneo Oil Bhd                                         412,350        9,005
    Boustead Holdings Bhd                                  220,899      162,558
    Boustead Plantations Bhd                                50,700       21,964
    British American Tobacco Malaysia Bhd                   23,400      205,109
*   Bumi Armada Bhd                                        913,000      197,056
    Bursa Malaysia Bhd                                     111,600      311,903
    Cahya Mata Sarawak Bhd                                 222,700      248,375
    Can-One Bhd                                             18,400       13,682
    Carlsberg Brewery Malaysia Bhd                          37,800      154,528
    CB Industrial Product Holding Bhd                      102,800       46,881
    CCM Duopharma Biotech Bhd                               22,200       15,758
    CIMB Group Holdings Bhd                                437,026      811,887
    Coastal Contracts Bhd                                   42,800       14,355

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
MALAYSIA -- (Continued)
*   Comfort Glove Bhd                                      79,200 $ 22,285
    Cypark Resources Bhd                                   58,000   39,224
    D&O Green Technologies Bhd                            248,900   42,053
    Dagang NeXchange Bhd                                  387,100   47,584
    Datasonic Group Bhd                                   154,100   46,583
*   Dayang Enterprise Holdings Bhd                        141,839   29,343
*   Destinii Bhd                                          137,400   21,259
    Dialog Group Bhd                                      390,658  256,179
    DiGi.Com Bhd                                          155,200  196,962
    DKSH Holdings Malaysia Bhd                             22,800   22,809
    DRB-Hicom Bhd                                         336,400  223,986
    Dutch Lady Milk Industries Bhd                          2,400   38,832
    Eastern & Oriental Bhd                                218,229   79,976
*   Eco World Development Group Bhd                       396,200  142,353
    Econpile Holldings Bhd                                 90,500   28,777
    Ekovest Bhd                                           488,900  124,525
    Evergreen Fibreboard Bhd                              210,750   31,038
    Felda Global Ventures Holdings Bhd                    716,500  369,028
    Fraser & Neave Holdings Bhd                             4,300   32,152
    Gadang Holdings Bhd                                   196,250   58,340
    Gamuda Bhd                                            255,500  335,339
    Gas Malaysia Bhd                                       80,000   56,584
    Genting Malaysia Bhd                                  377,200  532,872
    Genting Plantations Bhd                                46,700  119,978
    George Kent Malaysia BHD                              133,500  130,728
    Globetronics Technology Bhd                            37,900   61,425
    Glomac Bhd                                             95,260   12,945
*   Green Packet Bhd                                      192,600   26,206
    Guan Chong Bhd                                         40,200   21,133
    Hai-O Enterprise Bhd                                   21,700   29,984
    HAP Seng Consolidated Bhd                             242,580  604,679
    Hap Seng Plantations Holdings Bhd                      72,400   47,386
    Hartalega Holdings Bhd                                 64,000  194,103
    Heineken Malaysia Bhd                                  34,400  168,402
*   Hengyuan Refining Co. Bhd                              51,200  168,821
    HeveaBoard Bhd                                        142,700   36,552
    Hiap Teck Venture Bhd                                 425,300   54,523
*   Hibiscus Petroleum Bhd                                560,400  139,531
    Hock Seng LEE BHD                                      55,900   23,383
    Hong Leong Bank Bhd                                    71,432  340,456
    Hong Leong Financial Group Bhd                         64,153  305,184
    Hong Leong Industries Bhd                              31,400   78,142
    HSS Engineers Bhd                                      64,200   26,509
    Hua Yang Bhd                                           65,066   10,079
    IHH Healthcare Bhd                                     45,600   70,339
    IJM Corp. Bhd                                         983,720  779,243
    IJM Plantations Bhd                                    72,500   44,662
    Inari Amertron Bhd                                    358,592  303,041
    Insas Bhd                                             225,200   55,928
    IOI Corp. Bhd                                         102,326  122,973
    IOI Properties Group Bhd                              412,924  210,756
*   Iris Corp. Bhd                                        271,500   14,998
*   Iskandar Waterfront City Bhd                           91,000   31,918

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
MALAYSIA -- (Continued)
*   JAKS Resources Bhd                                      137,900 $   61,512
    Jaya Tiasa Holdings Bhd                                 170,800     46,746
    JCY International Bhd                                   139,200     15,325
    Kerjaya Prospek Group Bhd                                46,900     48,903
    Kesm Industries Bhd                                       6,200     31,697
    Kian JOO CAN Factory Bhd                                 56,700     42,903
*   KNM Group Bhd                                         1,116,730     71,275
    Kossan Rubber Industries                                 67,100    149,052
    KPJ Healthcare Bhd                                      522,800    129,933
*   KSL Holdings Bhd                                        222,492     58,700
    Kuala Lumpur Kepong Bhd                                  27,100    175,363
    Kumpulan Perangsang Selangor Bhd                         43,300     14,435
*   Lafarge Malayan Bhd                                      68,300     97,562
    Land & General Bhd                                      584,220     31,335
*   Landmarks Bhd                                            74,700     16,637
    LBS Bina Group Bhd                                      134,400     81,563
    Lii Hen Indsustries Bhd                                  52,800     41,940
    Lingkaran Trans Kota Holdings Bhd                        48,400     71,225
    LPI Capital Bhd                                          26,120    130,963
    Magni-Tech Industries Bhd                                64,000     81,623
    Magnum Bhd                                              213,700    101,398
    Mah Sing Group Bhd                                      620,440    228,235
    Malakoff Corp. Bhd                                      339,500     82,697
    Malayan Banking Bhd                                     387,067  1,002,588
    Malayan Flour Mills Bhd                                  73,200     41,069
    Malaysia Airports Holdings Bhd                          145,492    337,576
    Malaysia Building Society Bhd                           583,842    174,937
    Malaysian Pacific Industries Bhd                         40,475    108,854
    Malaysian Resources Corp. Bhd                           791,900    242,884
    Malton Bhd                                              169,500     40,593
    Matrix Concepts Holdings Bhd                            142,275     79,557
    Maxis Bhd                                                69,700    108,638
    Media Prima Bhd                                         306,800     53,458
    Mega First Corp. Bhd                                     84,100     80,935
    MISC Bhd                                                157,380    304,034
    Mitrajaya Holdings Bhd                                  126,000     31,622
    MKH Bhd                                                 124,324     53,880
    MMC Corp. Bhd                                           284,000    145,371
*   MNRB Holdings Bhd                                        26,700     17,996
*   MPHB Capital Bhd                                         70,300     27,185
*   Mudajaya Group Bhd                                      105,300     24,966
    Muhibbah Engineering M Bhd                              115,700     93,966
*   Mulpha International Bhd                                 51,880     33,794
    My EG Services Bhd                                      291,000    186,443
*   Naim Holdings Bhd                                        48,600     12,839
*   OCK Group Bhd                                           106,000     23,469
    Oldtown Bhd                                             114,000     89,180
    Padini Holdings Bhd                                     269,400    351,703
    Panasonic Manufacturing Malaysia BHD                      2,200     19,573
    Pantech Group Holdings Bhd                               63,286     10,621
    Paramount Corp. Bhd                                      32,600     15,862
*   Parkson Holdings Bhd                                    219,903     29,824
*   Pentamaster Corp., Bhd                                   31,300     20,801

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
MALAYSIA -- (Continued)
*   Perdana Petroleum Bhd                                    43,099 $  4,312
    PESTECH International Bhd                               141,100   65,795
    Petron Malaysia Refining & Marketing Bhd                 30,000   88,530
    Petronas Chemicals Group Bhd                            153,700  320,380
    Petronas Dagangan Bhd                                    17,100  107,726
    Petronas Gas Bhd                                         25,100  115,073
    Pharmaniaga Bhd                                          29,900   31,475
    Pie Industrial BHD                                       22,300   10,006
    Pos Malaysia Bhd                                         93,200  117,697
    Press Metal Aluminium Holdings Bhd                      343,839  509,890
    Protasco Bhd                                            120,000   33,563
    Public Bank Bhd                                          92,640  522,179
    QL Resources Bhd                                        172,705  212,746
    RGB International Bhd                                   662,800   46,533
    RHB Bank Bhd                                            124,343  173,471
*   Salcon Bhd                                              191,794   22,822
    Sapura Energy Bhd                                     1,974,743  380,107
    Sarawak Oil Palms Bhd                                    77,957   74,933
    Scientex Bhd                                             65,100  146,164
    Selangor Properties Bhd                                  24,800   30,841
    Shangri-La Hotels Malaysia Bhd                           15,100   19,144
    Sime Darby Bhd                                          166,422  130,464
*   Sime Darby Plantation Bhd                               166,422  234,833
*   Sime Darby Property Bhd                                 166,422   67,461
    SKP Resources Bhd                                       125,600   63,083
    SP Setia Bhd Group                                       99,252   79,163
    Star Media Group Bhd                                     50,500   17,988
*   Sumatec Resources Bhd                                   598,000   12,012
    Sunway Bhd                                              517,995  234,457
    Sunway Construction Group Bhd                            81,580   53,636
    Supermax Corp. Bhd                                      159,500   89,461
    Suria Capital Holdings Bhd                               16,100    7,501
    Syarikat Takaful Malaysia Bhd                            83,200   79,559
    Ta Ann Holdings Bhd                                      80,257   68,386
    TA Enterprise Bhd                                       333,600   54,238
    TA Global Bhd                                           217,000   20,037
    Taliworks Corp. Bhd                                      90,300   25,219
    Tambun Indah Land Bhd                                    80,300   19,607
    TAN Chong Motor Holdings Bhd                            100,000   43,879
    TDM Bhd                                                 302,940   36,205
    Telekom Malaysia Bhd                                    103,348  163,024
    Tenaga Nasional Bhd                                      71,550  289,352
    Thong Guan Industries Bhd                                23,200   23,084
    Time dotCom Bhd                                          47,300  106,283
    Tiong NAM Logistics Holdings                             46,920   14,537
    TMC Life Sciences Bhd                                    72,700   15,675
    Top Glove Corp. Bhd                                     209,600  497,266
    Tropicana Corp. Bhd                                     204,663   48,013
    TSH Resources Bhd                                       164,100   69,318
    Tune Protect Group Bhd                                  273,200   72,766
    Uchi Technologies Bhd                                    37,400   27,153
    UEM Edgenta Bhd                                          98,900   63,360
*   UEM Sunrise Bhd                                         632,358  182,785

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
*   UMW Holdings Bhd                                        198,100 $   345,415
*   UMW Oil & Gas Corp. Bhd                               2,368,083     196,406
    Unisem M Bhd                                            221,400     171,218
    United Plantations Bhd                                   11,300      82,508
    UOA Development Bhd                                     242,900     156,690
    VS Industry Bhd                                         343,500     268,561
*   Wah Seong Corp. Bhd                                      72,098      26,994
*   WCT Holdings Bhd                                        323,941     129,597
    Westports Holdings Bhd                                  139,800     125,584
    WTK Holdings Bhd                                         72,500      12,906
    Yinson Holdings Bhd                                     177,500     191,782
*   YNH Property Bhd                                        133,216      47,736
    YTL Corp. Bhd                                         1,865,562     731,722
    YTL Power International Bhd                             349,503     112,020
    Zhulian Corp. Bhd                                        45,600      19,379
                                                                    -----------
TOTAL MALAYSIA                                                       26,750,481
                                                                    -----------
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V. Class A                             952,941   1,192,472
    Alpek S.A.B. de C.V.                                    193,325     279,521
    Alsea S.A.B. de C.V.                                    184,303     603,064
    America Movil S.A.B. de C.V. Series L                   781,046     731,454
    America Movil S.A.B. de C.V. Series L ADR                23,684     442,891
    Arca Continental S.A.B. de C.V.                         114,633     834,137
*   Axtel S.A.B. de C.V.                                    437,777     112,198
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B             283,931     447,748
    Banregio Grupo Financiero S.A.B. de C.V.                117,088     728,004
    Bolsa Mexicana de Valores S.A.B. de C.V.                 63,291     121,333
*   Cemex S.A.B. de C.V.                                  2,172,424   1,808,043
    Coca-Cola Femsa S.A.B. de C.V. Series L                   7,700      58,942
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR              4,452     339,242
    Consorcio ARA S.A.B. de C.V. Series *                   305,857     128,182
* Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR 15,370 130,338 Controladora Vuela Cia de Aviacion S.A.B. de C.V.
*     Class A                                                25,993      22,276
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                 120,006     165,452
    Corp. Moctezuma S.A.B. de C.V. Series *                  73,800     295,727
    Credito Real S.A.B. de C.V. SOFOM ER                     85,587     114,964
    El Puerto de Liverpool S.A.B. de C.V. Class C1            7,361      54,575
*   Empresas ICA S.A.B. de C.V.                             117,564       1,470
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR        32,800       5,287
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR                                                    11,049   1,077,719
*   Genomma Lab Internacional S.A.B. de C.V. Class B        450,602     493,412
    Gentera S.A.B. de C.V.                                  471,339     427,736
    Gruma S.A.B. de C.V. Class B                             70,384     841,655
*   Grupo Aeromexico S.A.B. de C.V.                          61,114      96,604
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.      73,216     372,851
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR       9,537     999,954
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                                24,482     256,596
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR        5,100     990,471
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                                 2,400      46,682
    Grupo Bimbo S.A.B. de C.V. Series A                     157,200     383,292

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
MEXICO -- (Continued)
    Grupo Carso S.A.B. de C.V. Series A1                   97,100 $   365,356
    Grupo Cementos de Chihuahua S.A.B. de C.V.              6,289      35,588
    Grupo Comercial Chedraui S.A. de C.V.                 113,794     253,185
    Grupo Elektra S.A.B. de C.V.                           13,973     510,128
*   Grupo Famsa S.A.B. de C.V. Class A                    110,408      70,711
    Grupo Financiero Banorte S.A.B. de C.V. Class O       197,896   1,267,436
    Grupo Financiero Inbursa S.A.B. de C.V. Class O       304,040     537,942
    Grupo Financiero Interacciones SA de C.V. Class O      39,863     192,293
*   Grupo GICSA S.A. de C.V.                               57,967      33,014
    Grupo Herdez S.A.B. de C.V. Series *                  110,820     261,334
    Grupo Lala S.A.B. de C.V.                              49,771      79,717
    Grupo Lamosa S.A.B. de C.V.                            35,276      79,984
    Grupo Mexico S.A.B. de C.V. Series B                  609,526   2,152,299
*   Grupo Pochteca S.A.B. de C.V.                           3,616       1,840
    Grupo Sanborns S.A.B. de C.V.                          43,962      48,895
*   Grupo Simec S.A.B. de C.V. Series B                    39,212     135,365
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                1,049      10,752
    Grupo Televisa S.A.B. Series CPO                      247,891   1,026,234
    Grupo Televisa S.A.B. Sponsored ADR                    23,672     490,010
*   Hoteles City Express S.A.B. de C.V.                   133,529     170,967
    Impulsora del Desarrollo y El Empleo en America
*     Latina S.A.B. de C.V.                               126,300     237,511
    Industrias Bachoco S.A.B. de C.V. Series B             56,734     292,148
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR           742      45,959
*   Industrias CH S.A.B. de C.V. Series B                  75,552     338,592
    Industrias Penoles S.A.B. de C.V.                      50,030   1,159,372
    Infraestructura Energetica Nova S.A.B. de C.V.         35,103     182,948
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A       255,812     479,276
*   La Comer S.A.B. de C.V.                               137,995     140,503
*   Maxcom Telecomunicaciones S.A.B. de C.V.                4,640       1,957
    Megacable Holdings S.A.B. de C.V.                     154,480     707,918
    Mexichem S.A.B. de C.V. Series *                      426,572   1,209,920
*   Minera Frisco S.A.B. de C.V. Class A1                  70,600      46,658
    Nemak S.A.B. de C.V.                                  246,046     205,967
    Organizacion Cultiba S.A.B. de C.V.                    12,061      10,109
*   Organizacion Soriana S.A.B. de C.V. Class B           151,399     330,997
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                        45,570     466,553
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                         2,632      20,645
    Qualitas Controladora S.A.B. de C.V.                   57,781     144,579
    Rassini S.A.B. de C.V.                                 22,703      92,511
    Rassini S.A.B. De C.V. Class A                          5,413      11,290
*   Telesites S.A.B. de C.V.                              105,357      79,251
    TV Azteca S.A.B. de C.V.                              403,917      72,920
    Unifin Financiera S.A.B. de C.V. SOFOM ENR             30,052     109,798
    Vitro S.A.B. de C.V. Series A                          16,205      60,817
    Wal-Mart de Mexico S.A.B. de C.V.                     155,904     390,017
                                                                  -----------
TOTAL MEXICO                                                       29,165,558
                                                                  -----------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV                                 45,897   2,505,918
    ABN AMRO Group NV                                      34,117   1,154,794
    Accell Group                                           10,226     295,830
    Aegon NV(2008411)                                      90,321     613,280

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NETHERLANDS -- (Continued)
    Aegon NV(5927375)                                     282,208 $1,928,466
    AFC Ajax NV                                               546      6,907
    Akzo Nobel NV                                          64,558  6,042,147
*   Altice NV Class A                                      17,214    184,607
*   Altice NV Class B                                       5,112     54,838
    AMG Advanced Metallurgical Group NV                    14,549    777,992
    Amsterdam Commodities NV                                8,922    275,266
    APERAM SA                                              21,739  1,292,839
    Arcadis NV                                             25,151    570,670
*   ArcelorMittal(BD4H9V1)                                 76,808  2,795,041
*   ArcelorMittal(BYPBS67)                                 26,445    957,767
    ASM International NV                                   20,246  1,457,006
    ASML Holding NV                                        14,317  2,905,677
    BE Semiconductor Industries NV                         21,146  2,035,028
    Beter Bed Holding NV                                    7,640    119,743
    BinckBank NV                                           27,641    149,583
    Boskalis Westminster                                   35,213  1,405,133
    Brunel International NV                                 6,552    128,259
    Coca-Cola European Partners P.L.C.                     26,892  1,079,742
    Corbion NV                                             29,462    963,157
    ForFarmers NV                                           6,091     76,582
*   Fugro NV                                               28,354    472,702
    Gemalto NV                                             23,043  1,421,405
    GrandVision NV                                          7,566    176,205
*   Heijmans NV                                             7,697     92,862
    Heineken NV                                            22,194  2,494,363
    Hunter Douglas NV                                       1,878    165,935
    IMCD Group NV                                          12,404    828,596
    ING Groep NV                                           29,567    580,556
    ING Groep NV Sponsored ADR                            157,227  3,097,372
    KAS Bank NV                                             4,269     54,866
    Kendrion NV                                             7,473    393,432
    Koninklijke Ahold Delhaize NV                         233,772  5,222,463
    Koninklijke Ahold Delhaize NV Sponsored ADR               787     17,545
    Koninklijke BAM Groep NV                               98,851    483,225
    Koninklijke DSM NV                                     66,455  6,870,944
    Koninklijke KPN NV                                    708,216  2,481,769
    Koninklijke Philips NV(2614313)                        72,633  2,960,521
    Koninklijke Philips NV(5986622)                        52,867  2,154,846
    Koninklijke Vopak NV                                   29,652  1,338,498
    Nederland Apparatenfabriek                              1,615    100,749
    NN Group NV                                            65,332  3,081,370
*   OCI NV                                                 33,717    855,977
    Ordina NV                                              54,448    107,820
    Philips Lighting NV                                    17,052    670,483
    PostNL NV                                             117,147    584,064
    Randstad Holding NV                                    36,965  2,609,342
    Refresco Group NV                                      14,907    367,862
    RELX NV                                                60,337  1,336,072
    RELX NV Sponsored ADR                                  12,919    283,706
    SBM Offshore NV                                        80,084  1,495,707
    Sligro Food Group NV                                   11,208    584,332
*   Telegraaf Media Groep NV                                4,962     36,400

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
    TKH Group NV                                           17,468 $ 1,161,231
*   TomTom NV                                              35,932     391,196
    Unilever NV(2416542)                                   40,534   2,330,300
    Unilever NV(B12T3J1)                                   13,702     790,908
    Van Lanschot Kempen NV                                  3,411     115,738
    Wessanen                                               27,125     582,803
    Wolters Kluwer NV                                      70,283   3,720,099
                                                                  -----------
TOTAL NETHERLANDS                                                  82,290,536
                                                                  -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                     129,455     880,806
    Air New Zealand, Ltd.                                 297,289     673,971
    Auckland International Airport, Ltd.                   86,576     426,552
    Chorus, Ltd.                                          153,378     465,610
    Chorus, Ltd. ADR                                        2,187      33,050
    Contact Energy, Ltd.                                  126,788     522,229
    EBOS Group, Ltd.                                       22,507     304,588
    Fisher & Paykel Healthcare Corp., Ltd.                 98,156     962,485
    Fletcher Building, Ltd.(6341606)                      155,180     895,203
    Fletcher Building, Ltd.(6341617)                       12,299      70,464
    Fonterra Co-operative Group, Ltd.                      16,111      73,621
    Freightways, Ltd.                                      38,490     226,774
    Genesis Energy, Ltd.                                   98,625     180,828
    Gentrack Group, Ltd.                                    4,355      19,747
    Hallenstein Glasson Holdings, Ltd.                        609       1,914
    Heartland Bank, Ltd.                                  106,203     161,866
    Infratil, Ltd.                                        113,815     272,176
    Kathmandu Holdings, Ltd.                               24,895      44,552
    Mainfreight, Ltd.                                      31,997     607,366
    Mercury NZ, Ltd.                                       92,649     235,163
    Meridian Energy, Ltd.                                  67,998     145,332
    Metlifecare, Ltd.                                      48,962     223,564
    Metro Performance Glass, Ltd.                          20,089      13,915
*   New Zealand Oil & Gas, Ltd.                             1,899         958
    New Zealand Refining Co., Ltd. (The)                   57,566     106,094
    NZME, Ltd.                                             83,243      50,855
    NZX, Ltd.                                              34,929      29,146
    PGG Wrightson, Ltd.                                     8,757       3,679
    Port of Tauranga, Ltd.                                 53,776     203,673
    Restaurant Brands New Zealand, Ltd.                    43,013     238,398
    Ryman Healthcare, Ltd.                                 23,757     191,828
    Sanford, Ltd.                                          16,333      96,495
    Scales Corp., Ltd.                                     27,670      98,000
    Skellerup Holdings, Ltd.                               44,340      59,854
    SKY Network Television, Ltd.                          121,524     260,748
    SKYCITY Entertainment Group, Ltd.                     286,975     876,134
    Spark New Zealand, Ltd.                               421,958   1,116,175
    Steel & Tube Holdings, Ltd.                            17,544      28,055
    Summerset Group Holdings, Ltd.                         95,769     405,747
*   Synlait Milk, Ltd.                                      7,911      40,792
    Tegel Group Holdings, Ltd.                             15,288      12,718
    Tilt Renewables, Ltd.                                  13,045      19,264

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NEW ZEALAND -- (Continued)
    Tourism Holdings, Ltd.                                 58,498 $   252,434
*   Tower, Ltd.                                            42,638      20,694
    Trade Me Group, Ltd.                                  108,438     360,387
    Trustpower, Ltd.                                       13,045      51,856
    Vector, Ltd.                                           54,504     137,339
    Warehouse Group, Ltd. (The)                            43,907      66,578
*   Xero, Ltd.                                              2,961      75,065
    Z Energy, Ltd.                                         85,554     481,730
                                                                  -----------
TOTAL NEW ZEALAND                                                  12,726,472
                                                                  -----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA                        147,410     118,793
    AF Gruppen ASA                                            813      13,124
*   Akastor ASA                                            62,139     125,892
    Aker ASA Class A                                       10,276     588,851
    Aker BP ASA                                            43,708   1,264,825
*   Aker Solutions ASA                                     42,360     244,278
    American Shipping Co. ASA                              17,370      51,829
*   Archer, Ltd.                                           10,862      14,855
    Atea ASA                                               35,638     551,694
    Austevoll Seafood ASA                                  45,464     357,180
*   Avance Gas Holding, Ltd.                               18,822      51,069
*   Axactor AB                                            217,910      78,538
    Bakkafrost P/F                                          9,791     399,001
    Bonheur ASA                                             9,038     110,543
    Borregaard ASA                                         23,692     211,510
*   BW LPG, Ltd.                                           30,630     144,679
*   BW Offshore, Ltd.                                      47,788     238,264
    DNB ASA                                                65,608   1,333,499
*   DNO ASA                                               241,396     308,480
*   DOF ASA                                               190,442      16,049
    Ekornes ASA                                            10,616     160,739
    Entra ASA                                              19,314     291,919
*   Fred Olsen Energy ASA                                  20,918      59,374
    Frontline, Ltd.                                        28,827     133,728
    Gjensidige Forsikring ASA                              16,480     310,888
    Golar LNG, Ltd.                                         3,007      82,061
    Grieg Seafood ASA                                      33,933     299,855
*   Hexagon Composites ASA                                 34,591     114,275
    Hoegh LNG Holdings, Ltd.                                6,703      52,294
*   Kongsberg Automotive ASA                              187,622     241,836
    Kongsberg Gruppen ASA                                   6,562     133,714
*   Kvaerner ASA                                           58,803     125,298
    Leroy Seafood Group ASA                                68,880     350,780
    Marine Harvest ASA                                     23,685     410,117
#*  NEL ASA                                                90,655      35,864
*   Nordic Semiconductor ASA                               18,887     112,431
    Norsk Hydro ASA                                       133,084     969,030
    Norway Royal Salmon ASA                                   992      15,918
*   Norwegian Air Shuttle ASA                              11,124     325,701
*   Norwegian Finans Holding ASA                           25,615     292,468
    Ocean Yield ASA                                        22,977     207,202

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
*   Odfjell Drilling, Ltd.                                   22,571 $   106,408
    Odfjell SE Class A                                        2,716      10,842
    Orkla ASA                                                26,533     276,108
*   Otello Corp. ASA                                         27,392      85,781
*   Petroleum Geo-Services ASA                              130,315     386,994
*   Prosafe SE                                                3,967       6,064
    Protector Forsikring ASA                                 24,198     293,625
*   Q-Free ASA                                                7,742       7,940
*   REC Silicon ASA                                         879,175     131,324
    Salmar ASA                                                8,154     221,704
    Sbanken ASA                                               1,915      19,728
    Scatec Solar ASA                                         38,871     227,879
    Schibsted ASA Class A                                     3,700     119,084
    Schibsted ASA Class B                                     3,700     111,795
    Selvaag Bolig ASA                                         7,571      33,412
*   Solstad Farstad ASA                                       4,764       3,334
    SpareBank 1 SR-Bank ASA                                  45,651     544,908
    Statoil ASA                                             100,855   2,363,165
    Statoil ASA Sponsored ADR                                36,145     847,239
    Stolt-Nielsen, Ltd.                                       9,886     132,970
    Storebrand ASA                                          120,597   1,079,513
    Subsea 7 SA                                              78,522   1,223,071
    Telenor ASA                                              29,211     682,943
    TGS NOPEC Geophysical Co. ASA                            40,842   1,026,050
    Tomra Systems ASA                                        30,975     524,643
    Veidekke ASA                                             32,396     346,601
*   Wallenius Wilhelmsen Logistics                           22,907     190,698
    Wilh Wilhelmsen Holding ASA Class A                       5,341     176,335
    XXL ASA                                                   1,683      20,806
    Yara International ASA                                   14,216     683,800
                                                                    -----------
TOTAL NORWAY                                                         22,833,209
                                                                    -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                2,701      34,729
    Credicorp, Ltd.                                           3,175     735,425
*   Fossal SAA ADR                                              342         308
*   Grana y Montero SAA Sponsored ADR                        10,766      31,437
                                                                    -----------
TOTAL PERU                                                              801,899
                                                                    -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                            88,530     132,398
    Aboitiz Power Corp.                                     172,300     137,892
*   Alliance Global Group, Inc.                             704,800     210,727
*   Apex Mining Co., Inc.                                 1,214,000      35,774
*   Atlas Consolidated Mining & Development Corp.           113,900      10,798
    Ayala Corp.                                              11,560     236,649
    Ayala Land, Inc.                                        233,300     201,268
    Bank of the Philippine Islands                           84,575     196,400
    BDO Unibank, Inc.                                       211,657     630,733
    Belle Corp.                                           1,295,800      96,702
*   Bloomberry Resorts Corp.                              1,978,900     473,467
    Cebu Air, Inc.                                           89,750     173,329

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
PHILIPPINES -- (Continued)
    Century Pacific Food, Inc.                              188,700 $ 57,433
    Century Properties Group, Inc.                          730,005    6,620
    China Banking Corp.                                     101,867   72,073
    Cosco Capital, Inc.                                     979,100  137,364
    D&L Industries, Inc.                                    405,200   96,145
    DMCI Holdings, Inc.                                     862,650  242,148
*   DoubleDragon Properties Corp.                            84,160   62,648
    East West Banking Corp.                                 103,700   58,404
*   EEI Corp.                                               181,100   43,498
    Emperador, Inc.                                         390,600   62,141
*   Empire East Land Holdings, Inc.                       1,000,000   13,033
    Energy Development Corp.                                501,527   55,491
    Filinvest Land, Inc.                                  3,876,000  141,122
    First Gen Corp.                                         306,300   95,360
    First Philippine Holdings Corp.                         105,830  127,503
*   Global Ferronickel Holdings, Inc.                       210,000   10,385
    Globe Telecom, Inc.                                       7,340  271,797
    GT Capital Holdings, Inc.                                 6,115  160,419
    Integrated Micro-Electronics, Inc.                      132,200   49,484
    International Container Terminal Services, Inc.         144,160  318,501
    JG Summit Holdings, Inc.                                159,580  238,182
    Jollibee Foods Corp.                                     36,420  201,994
*   Lepanto Consolidated Mining Co.                         269,000      825
    Lopez Holdings Corp.                                    806,300   86,457
    LT Group, Inc.                                          504,600  220,813
    Manila Electric Co.                                      18,880  124,641
    Manila Water Co., Inc.                                  292,500  161,175
    Max's Group, Inc.                                        34,100   11,978
    Megawide Construction Corp.                             290,100  121,133
    Megaworld Corp.                                       3,317,000  320,092
*   Melco Resorts And Entertainment Philippines Corp.       425,000   70,457
    Metro Pacific Investments Corp.                       1,897,800  238,971
    Metro Retail Stores Group, Inc.                         155,000   11,243
    Metropolitan Bank & Trust Co.                            69,822  135,342
    Nickel Asia Corp.                                       303,700   38,982
    Pepsi-Cola Products Philippines, Inc.                   343,700   19,406
    Petron Corp.                                          1,103,700  206,627
    Philex Mining Corp.                                     384,300   50,221
*   Philippine National Bank                                 95,595  109,939
    Philippine Stock Exchange, Inc. (The)                       312    1,492
*   Philweb Corp.                                            57,200    7,471
    Phinma Energy Corp.                                     357,000   11,336
    Phoenix Petroleum Philippines, Inc.                     130,700   32,116
    Pilipinas Shell Petroleum Corp.                           8,680   10,562
    PLDT, Inc.                                                3,850  117,512
    PLDT, Inc. Sponsored ADR                                  4,722  144,257
    Premium Leisure Corp.                                 1,877,000   45,021
    Puregold Price Club, Inc.                               165,800  172,303
    RFM Corp.                                               196,000   18,418
    Rizal Commercial Banking Corp.                           90,960   88,991
    Robinsons Land Corp.                                    614,000  249,670
    Robinsons Retail Holdings, Inc.                         117,470  216,854
    San Miguel Corp.                                        148,420  416,752

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    San Miguel Pure Foods Co., Inc.                           2,710 $    32,806
    Security Bank Corp.                                      97,724     468,281
    Semirara Mining & Power Corp.                           237,240     175,330
    SM Investments Corp.                                      4,905      97,770
    SM Prime Holdings, Inc.                                 136,926      98,470
*   SSI Group, Inc.                                         485,000      28,933
    STI Education Systems Holdings, Inc.                    634,000      18,665
*   Top Frontier Investment Holdings, Inc.                    3,465      18,965
    Union Bank of the Philippines                            77,815     136,585
    Universal Robina Corp.                                   67,390     211,906
    Vista Land & Lifescapes, Inc.                         2,405,500     327,225
    Xurpas, Inc.                                            103,800       8,786
                                                                    -----------
TOTAL PHILIPPINES                                                    10,142,661
                                                                    -----------
POLAND -- (0.4%)
*   Agora SA                                                  8,317      35,808
*   Alior Bank SA                                            18,061     461,115
    Amica SA                                                    754      29,038
*   AmRest Holdings SE                                          639      79,162
    Asseco Poland SA                                         28,233     392,132
    Bank Handlowy w Warszawie SA                              3,641      92,145
*   Bank Millennium SA                                      158,532     453,846
    Bank Pekao SA                                             4,354     176,736
    Bank Zachodni WBK SA                                      1,804     226,282
*   Bioton SA                                                 9,806      11,805
*   Boryszew SA                                              54,851     158,105
    Budimex SA                                                2,597     159,842
    CCC SA                                                    3,260     281,190
    CD Projekt SA                                            12,992     450,509
*   Ciech SA                                                 17,044     313,649
    ComArch SA                                                  244      13,494
    Cyfrowy Polsat SA                                        53,261     382,901
    Dom Development SA                                          587      14,593
*   Emperia Holding SA                                        2,574      76,088
    Enea SA                                                  97,222     319,422
    Energa SA                                                40,209     144,239
    Eurocash SA                                              14,459     116,530
*   Famur SA                                                 35,536      66,421
*   Getin Holding SA                                         91,861      40,871
*   Getin Noble Bank SA                                     108,730      59,525
    Globe Trade Centre SA                                    11,324      33,148
    Grupa Azoty SA                                            9,996     211,731
    Grupa Kety SA                                             2,661     321,216
    Grupa Lotos SA                                           50,274     890,854
*   Impexmetal SA                                            38,718      49,920
*   ING Bank Slaski SA                                        4,169     274,347
    Inter Cars SA                                             1,704     144,826
*   Jastrzebska Spolka Weglowa SA                            15,938     462,535
    Kernel Holding SA                                        24,108     366,613
    KGHM Polska Miedz SA                                     30,797   1,010,730
    LC Corp. SA                                              51,834      48,639
    LPP SA                                                      125     363,093

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
    Lubelski Wegiel Bogdanka SA                               3,800 $    76,693
*   mBank SA                                                  2,316     352,431
    Netia SA                                                114,614     181,060
    Neuca SA                                                    432      34,820
*   Orange Polska SA                                        109,497     200,733
    Orbis SA                                                  5,054     150,914
    Pfleiderer Group SA                                       2,704      31,338
*   PGE Polska Grupa Energetyczna SA                        188,250     668,609
*   PKP Cargo SA                                              3,460      62,518
*   Polnord SA                                                9,078      28,679
    Polski Koncern Naftowy Orlen SA                          53,743   1,743,142
    Polskie Gornictwo Naftowe i Gazownictwo SA              101,680     199,417
*   Powszechna Kasa Oszczednosci Bank Polski SA              44,857     611,550
    Powszechny Zaklad Ubezpieczen SA                         24,594     336,172
*   Rafako SA                                                19,463      29,644
    Stalexport Autostrady SA                                 12,270      16,390
    Stalprodukt SA                                              407      65,337
*   Tauron Polska Energia SA                                435,059     394,038
    Trakcja SA                                               14,934      32,020
*   Vistula Group SA                                          9,906      15,366
    Warsaw Stock Exchange                                     7,495     106,581
    Wawel SA                                                     43      14,787
                                                                    -----------
TOTAL POLAND                                                         14,085,339
                                                                    -----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                            42,109     254,515
*   Banco Comercial Portugues SA Class R                  2,677,760   1,069,163
    CTT-Correios de Portugal SA                              25,470     108,970
    EDP - Energias de Portugal SA                           150,256     527,203
    EDP Renovaveis SA                                        66,089     578,163
    Galp Energia SGPS SA                                     81,676   1,560,197
    Jeronimo Martins SGPS SA                                 31,231     665,227
    Mota-Engil SGPS SA                                       57,304     284,638
    Navigator Co. SA (The)                                  121,116     680,035
    NOS SGPS SA                                             126,840     863,484
    REN - Redes Energeticas Nacionais SGPS SA                89,783     279,873
    Semapa-Sociedade de Investimento e Gestao                14,032     320,422
    Sonae Capital SGPS SA                                    50,652      66,226
    Sonae SGPS SA                                           421,863     677,971
    Teixeira Duarte SA                                       25,644       8,642
                                                                    -----------
TOTAL PORTUGAL                                                        7,944,729
                                                                    -----------
RUSSIA -- (0.3%)
    Etalon Group P.L.C. GDR(B5TWX80)                         36,272     116,170
    Etalon Group P.L.C. GDR(B5TWX80)                         18,642      59,654
    Gazprom PJSC Sponsored ADR                              357,033   1,797,575
    Globaltrans Investment P.L.C. GDR                        10,124     108,934
    Globaltrans Investment P.L.C. Sponsored GDR              12,202     131,050
*   Lenta, Ltd.(BJ621Y903)                                   12,540      87,915
*   Lenta, Ltd.(BJ621Y3)                                     14,255      99,785
    Lukoil PJSC Sponsored ADR(BYZDW2900)                      7,792     514,852
    Lukoil PJSC Sponsored ADR(BYZF386)                        5,691     374,752

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
RUSSIA -- (Continued)
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     38,822 $   406,877
*   Mail.Ru Group, Ltd. GDR                                 1,419      46,594
*   Mechel PJSC Sponsored ADR                              16,260      82,113
    MegaFon PJSC GDR(58517T209)                             2,360      22,892
    MegaFon PJSC GDR(B8PQQ7905)                            11,182     108,405
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                      577      11,892
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                  9,287     191,017
    Novatek PJSC GDR(B0DK750)                                 838     111,672
    Novatek PJSC GDR(B99CZN7)                                 178      23,692
    Novolipetsk Steel PJSC GDR                             16,393     429,658
    PhosAgro PJSC GDR                                       8,962     142,745
    Ros Agro P.L.C. GDR                                     3,044      31,300
    Rosneft Oil Co. PJSC GDR(B1N63N5)                       4,097      25,082
    Rosneft Oil Co. PJSC GDR(B17FSC2)                      56,263     344,950
    Rostelecom PJSC Sponsored ADR(778529107)                1,222       8,420
    Rostelecom PJSC Sponsored ADR(B114RM8)                  7,748      54,363
    RusHydro PJSC ADR                                     218,605     270,042
    Sberbank of Russia PJSC Sponsored ADR(B5SC091)         96,521   1,945,200
    Sberbank of Russia PJSC Sponsored ADR(B3P7N29)          4,655      94,217
    Severstal PJSC GDR                                     15,052     247,209
    Tatneft PJSC Sponsored ADR                             16,980   1,029,860
    TMK PJSC GDR(B1FY0V4)                                   3,193      19,167
    TMK PJSC GDR(B39TMW4)                                  43,967     263,802
    VEON, Ltd.                                             94,715     359,917
    VTB Bank PJSC GDR(B1W7FX3)                             80,161     151,741
    VTB Bank PJSC GDR(B1W7FX3)                            246,262     466,174
*   X5 Retail Group NV GDR                                 12,244     470,069
                                                                  -----------
TOTAL RUSSIA                                                       10,649,757
                                                                  -----------
SINGAPORE -- (0.9%)
    Accordia Golf Trust                                   283,200     149,882
    AEM Holdings, Ltd.                                     12,300      46,436
    Amara Holdings, Ltd.                                   25,000      10,275
    Aspial Corp., Ltd.                                     58,100      10,882
*   Banyan Tree Holdings, Ltd.                            107,700      50,869
    Best World International, Ltd.                         50,700      52,143
    Bonvests Holdings, Ltd.                                22,000      23,676
    Boustead Projects, Ltd.                                15,189      10,176
    Boustead Singapore, Ltd.                              132,133      83,272
    Breadtalk Group, Ltd.                                  27,000      35,327
    Bukit Sembawang Estates, Ltd.                          22,000     108,758
    Bund Center Investment, Ltd.                           64,750      37,185
    CapitaLand, Ltd.                                      292,600     854,292
    Centurion Corp., Ltd.                                 128,700      51,529
    China Aviation Oil Singapore Corp., Ltd.               33,600      41,663
    China Sunsine Chemical Holdings, Ltd.                  80,600      68,705
    Chip Eng Seng Corp., Ltd.                             230,000     176,721
    CITIC Envirotech, Ltd.                                251,400     145,486
    City Developments, Ltd.                                47,900     482,755
*   Cityneon Holdings, Ltd.                                28,000      23,017
    Civmec, Ltd.                                           16,000       6,561
    ComfortDelGro Corp., Ltd.                             434,000     693,955

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SINGAPORE -- (Continued)
*   COSCO Shipping International Singapore Co., Ltd.        521,100 $  196,373
    CSE Global, Ltd.                                        225,000     62,526
    Dairy Farm International Holdings, Ltd.                  24,100    204,498
    DBS Group Holdings, Ltd.                                137,052  2,750,785
    Del Monte Pacific, Ltd.                                 179,159     36,850
    Delfi, Ltd.                                               7,000      8,734
*   Delong Holdings, Ltd.                                     8,200     23,657
    Duty Free International, Ltd.                            91,400     19,116
*   Dyna-Mac Holdings, Ltd.                                 150,000     16,832
    Elec & Eltek International Co., Ltd.                      5,000      8,383
#*  Ezion Holdings, Ltd.                                    711,854     71,185
#*  Ezra Holdings, Ltd.                                     767,465     23,312
    Far East Orchard, Ltd.                                   34,076     38,967
    First Resources, Ltd.                                   207,600    300,209
    Food Empire Holdings, Ltd.                              131,300     67,474
*   Fragrance Group, Ltd.                                   206,000     24,927
    Frasers Centrepoint, Ltd.                               103,600    169,835
    Frencken Group, Ltd.                                    147,500     76,307
*   Gallant Venture, Ltd.                                   282,900     28,261
    Genting Singapore P.L.C.                                397,700    408,365
    Geo Energy Resources, Ltd.                              267,800     52,992
    GL, Ltd.                                                132,000     85,601
    Golden Agri-Resources, Ltd.                           2,415,700    697,809
    Golden Energy & Resources, Ltd.                          54,500     18,431
    Great Eastern Holdings, Ltd.                              5,000    114,830
    GuocoLand, Ltd.                                          69,666    120,007
*   Halcyon Agri Corp., Ltd.                                115,356     57,971
    Health Management International, Ltd.                    70,800     36,389
    Hi-P International, Ltd.                                139,000    209,806
    Hiap Hoe, Ltd.                                           39,000     27,581
    Ho Bee Land, Ltd.                                        93,800    187,048
    Hong Fok Corp., Ltd.                                    141,220     93,084
    Hong Leong Asia, Ltd.                                    58,300     50,512
    Hongkong Land Holdings, Ltd.                             27,000    194,436
    Hotel Grand Central, Ltd.                                39,455     44,786
    Hutchison Port Holdings Trust                         2,379,800    984,228
    Hyflux, Ltd.                                            291,500     83,264
    iFAST Corp., Ltd.                                        18,300     12,961
    Indofood Agri Resources, Ltd.                           175,000     53,162
    Japfa, Ltd.                                             203,300     80,571
    Jardine Cycle & Carriage, Ltd.                            8,255    250,817
    Keppel Corp., Ltd.                                      302,400  1,991,223
    Keppel Infrastructure Trust                             664,757    289,099
    Koh Brothers Group, Ltd.                                 48,000     12,439
    KSH Holdings, Ltd.                                       66,000     40,208
    Lian Beng Group, Ltd.                                   154,500     90,790
    Low Keng Huat Singapore, Ltd.                            66,000     35,006
    M1, Ltd.                                                100,700    141,966
    Mandarin Oriental International, Ltd.                     7,300     15,766
*   Midas Holdings, Ltd.                                    550,500     74,170
*   Nam Cheong, Ltd.                                        302,000      3,453
    Nera Telecommunications, Ltd.                            53,000     14,918
    Olam International, Ltd.                                220,900    374,879

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SINGAPORE -- (Continued)
    OUE, Ltd.                                             201,700 $  330,370
    Oversea-Chinese Banking Corp., Ltd.                   278,582  2,738,970
    Oxley Holdings, Ltd.                                  305,890    161,580
    Pan-United Corp., Ltd.                                 53,750     17,219
*   Penguin International, Ltd.                            41,666     11,199
    Perennial Real Estate Holdings, Ltd.                   18,900     12,476
    Q&M Dental Group Singapore, Ltd.                       94,100     44,899
    QAF, Ltd.                                              92,707     80,600
*   Raffles Education Corp., Ltd.                         110,370     22,321
    Raffles Medical Group, Ltd.                           274,520    232,097
    RHT Health Trust                                      271,700    168,854
    Riverstone Holdings, Ltd.                              54,200     46,588
*   Rowsley, Ltd.                                         380,900     37,416
    SATS, Ltd.                                            135,870    571,355
    SBS Transit, Ltd.                                      18,200     35,238
    SembCorp Industries, Ltd.                             553,600  1,430,572
    SembCorp Marine, Ltd.                                 144,400    274,427
    Sheng Siong Group, Ltd.                               164,000    116,301
    SIA Engineering Co., Ltd.                              18,800     47,866
    SIIC Environment Holdings, Ltd.                       471,300    193,989
    Sinarmas Land, Ltd.                                   520,200    152,489
    Sing Holdings, Ltd.                                    16,000      5,420
    Singapore Airlines, Ltd.                              180,100  1,551,145
    Singapore Exchange, Ltd.                               59,000    368,209
    Singapore Post, Ltd.                                  412,500    405,843
    Singapore Technologies Engineering, Ltd.              108,700    278,878
    Singapore Telecommunications, Ltd.                    390,000  1,052,254
*   Sino Grandness Food Industry Group, Ltd.              226,909     36,127
    Stamford Land Corp., Ltd.                             150,000     59,010
    StarHub, Ltd.                                         144,500    317,937
    Sunningdale Tech, Ltd.                                 56,500     84,770
*   Swiber Holdings, Ltd.                                 105,749      1,645
    Tai Sin Electric, Ltd.                                 51,900     16,397
*   Tat Hong Holdings, Ltd.                               181,200     66,903
    Tuan Sing Holdings, Ltd.                              223,607     81,443
    UMS Holdings, Ltd.                                    195,000    158,391
    United Engineers, Ltd.                                219,200    440,831
    United Industrial Corp., Ltd.                         109,813    282,775
    United Overseas Bank, Ltd.                            173,892  3,629,633
    UOB-Kay Hian Holdings, Ltd.                            73,490     80,161
    UOL Group, Ltd.                                       123,455    858,497
    UPP Holdings, Ltd.                                     64,000     12,711
    Valuetronics Holdings, Ltd.                           169,180    122,265
    Venture Corp., Ltd.                                   103,600  1,814,900
    Vibrant Group, Ltd.                                    38,717     11,066
    Wee Hur Holdings, Ltd.                                112,500     22,711
    Wheelock Properties Singapore, Ltd.                   111,100    166,077
    Wilmar International, Ltd.                            248,500    605,187
    Wing Tai Holdings, Ltd.                               296,300    546,747
    Xinghua Port Holdings, Ltd.                            53,750      6,146
    Yeo Hiap Seng, Ltd.                                     7,068      6,626

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SINGAPORE -- (Continued)
*   Yongnam Holdings, Ltd.                                124,875 $    33,214
                                                                  -----------
TOTAL SINGAPORE                                                    34,091,109
                                                                  -----------
SOUTH AFRICA -- (2.1%)
    Adcock Ingram Holdings, Ltd.                           27,649     152,734
*   Adcorp Holdings, Ltd.                                  30,200      44,943
    Advtech, Ltd.                                         216,535     314,377
    Aeci, Ltd.                                             60,182     523,707
    African Oxygen, Ltd.                                   28,791      66,915
*   African Phoenix Investments, Ltd.                     160,097       9,462
    African Rainbow Minerals, Ltd.                         51,607     555,004
    Afrimat, Ltd.                                           9,464      23,658
    Alexander Forbes Group Holdings, Ltd.                 237,096     139,593
*   Allied Electronics Corp., Ltd. Class A                 29,460      31,643
    Alviva Holdings, Ltd.                                  57,884      85,126
*   Anglo American Platinum, Ltd.                           5,744     172,652
    AngloGold Ashanti, Ltd.                                75,202     838,507
    AngloGold Ashanti, Ltd. Sponsored ADR                 171,502   1,934,543
*   ArcelorMittal South Africa, Ltd.                      140,868      43,813
    Ascendis Health, Ltd.                                  67,523      67,338
    Aspen Pharmacare Holdings, Ltd.                        36,171     826,541
    Assore, Ltd.                                           13,290     352,333
    Astral Foods, Ltd.                                     19,828     396,811
*   Attacq, Ltd.                                          108,024     178,524
*   Aveng, Ltd.                                           190,626      31,048
    AVI, Ltd.                                             146,804   1,333,133
    Balwin Properties, Ltd.                                30,346      13,586
    Barclays Africa Group, Ltd.                           214,079   3,253,381
    Barloworld, Ltd.                                      105,067   1,495,076
    Bid Corp., Ltd.                                        62,747   1,407,547
    Bidvest Group, Ltd. (The)                             147,396   3,103,594
    Blue Label Telecoms, Ltd.                             196,376     225,272
    Capitec Bank Holdings, Ltd.                            14,213     959,729
    Cashbuild, Ltd.                                        11,502     441,355
    Caxton and CTP Publishers and Printers, Ltd.            3,193       3,126
    City Lodge Hotels, Ltd.                                15,069     186,815
    Clicks Group, Ltd.                                     58,328     839,437
    Clover Industries, Ltd.                                11,109      14,061
*   Consolidated Infrastructure Group, Ltd.                44,600      13,936
    Coronation Fund Managers, Ltd.                         73,106     485,417
*   Curro Holdings, Ltd.                                   28,501      92,276
    DataTec, Ltd.                                         151,306     394,286
    Discovery, Ltd.                                        87,048   1,236,506
    Distell Group, Ltd.                                    11,516     134,939
    DRDGOLD, Ltd.                                         120,113      37,235
    EOH Holdings, Ltd.                                     59,009     318,856
    Evraz Highveld Steel and Vanadium, Ltd.                 4,215           8
    Exxaro Resources, Ltd.                                 63,437     764,870
*   Famous Brands, Ltd.                                    27,746     260,053
    FirstRand, Ltd.                                       570,026   3,197,506
    Foschini Group, Ltd. (The)                            103,190   1,688,590
    Gold Fields, Ltd.                                      90,296     391,057

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd. Sponsored ADR                       422,924 $1,810,115
    Grand Parade Investments, Ltd.                         20,425      4,326
*   Grindrod, Ltd.                                        239,421    265,001
    Group Five, Ltd.                                       29,546     25,381
    Harmony Gold Mining Co., Ltd.                          14,209     24,405
    Harmony Gold Mining Co., Ltd. Sponsored ADR           126,866    224,553
    Hudaco Industries, Ltd.                                15,350    191,062
    Hulamin, Ltd.                                          57,757     26,279
*   Impala Platinum Holdings, Ltd.                        202,489    621,962
    Imperial Holdings, Ltd.                                72,325  1,734,303
    Investec, Ltd.                                         46,599    366,228
    Invicta Holdings, Ltd.                                  6,662     31,639
    Italtile, Ltd.                                          9,291     10,668
    JSE, Ltd.                                              54,378    862,550
    KAP Industrial Holdings, Ltd.                         411,533    296,755
    Kumba Iron Ore, Ltd.                                   23,130    699,577
    Lewis Group, Ltd.                                      58,479    164,682
    Liberty Holdings, Ltd.                                 61,462    681,337
    Life Healthcare Group Holdings, Ltd.                  592,537  1,359,085
*   Long4Life, Ltd.                                       108,763     50,350
    Massmart Holdings, Ltd.                                62,010    729,252
    Merafe Resources, Ltd.                                657,825     91,821
    Metair Investments, Ltd.                               89,589    161,087
    MiX Telematics, Ltd. Sponsored ADR                      6,212     73,923
    MMI Holdings, Ltd.                                    465,433    889,225
    Mondi, Ltd.                                            24,210    647,571
    Mpact, Ltd.                                            81,828    186,806
    Mr. Price Group, Ltd.                                  60,261  1,454,049
    MTN Group, Ltd.                                       316,446  3,504,068
    Murray & Roberts Holdings, Ltd.                       181,217    184,154
*   Nampak, Ltd.                                          283,257    364,481
    Naspers, Ltd. Class N                                   3,750  1,067,982
    Nedbank Group, Ltd.                                    43,368    967,645
    NEPI Rockcastle P.L.C.                                 28,038    382,256
    Netcare, Ltd.                                         462,304  1,013,250
*   Northam Platinum, Ltd.                                110,466    483,441
    Novus Holdings, Ltd.                                    1,187        495
    Oceana Group, Ltd.                                     23,889    168,698
    Omnia Holdings, Ltd.                                   26,191    322,349
    Peregrine Holdings, Ltd.                               95,373    196,937
    Pick n Pay Stores, Ltd.                               121,726    698,002
    Pioneer Foods Group, Ltd.                              54,309    599,806
*   PPC, Ltd.                                             468,742    321,299
    PSG Group, Ltd.                                        29,840    559,564
    Raubex Group, Ltd.                                     58,662    105,508
    RCL Foods, Ltd.                                        37,465     54,687
    Reunert, Ltd.                                          82,852    522,926
    Rhodes Food Group Pty, Ltd.                            27,477     50,956
*   Royal Bafokeng Platinum, Ltd.                          23,448     63,288
    Sanlam, Ltd.                                          333,506  2,482,855
    Santam, Ltd.                                           19,240    484,298
    Sappi, Ltd.                                           277,406  1,994,453
    Sasol, Ltd.                                             6,235    224,056

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH AFRICA -- (Continued)
    Sasol, Ltd. Sponsored ADR                              76,081 $ 2,722,178
    Shoprite Holdings, Ltd.                                43,729     910,256
    Sibanye Gold, Ltd.                                    660,447     778,550
    Sibanye Gold, Ltd. Sponsored ADR                       47,915     225,677
    SPAR Group, Ltd. (The)                                 95,379   1,648,528
    Spur Corp., Ltd.                                       23,750      55,082
*   Stadio Holdings, Ltd.                                  44,803      28,223
    Standard Bank Group, Ltd.                             217,715   3,684,998
*   Stefanutti Stocks Holdings, Ltd.                       21,041       4,152
    Steinhoff International Holdings NV                   314,204     181,172
*   Sun International, Ltd.                                30,539     172,179
*   Super Group, Ltd.                                     170,853     644,972
    Telkom SA SOC, Ltd.                                   135,080     587,179
    Tiger Brands, Ltd.                                     29,496   1,146,903
    Tongaat Hulett, Ltd.                                   57,378     556,259
    Transaction Capital, Ltd.                              29,436      41,652
    Trencor, Ltd.                                          73,433     299,425
    Truworths International, Ltd.                         222,248   1,832,789
    Tsogo Sun Holdings, Ltd.                              208,716     452,849
    Vodacom Group, Ltd.                                    18,968     262,087
    Wilson Bayly Holmes-Ovcon, Ltd.                        24,669     330,260
    Woolworths Holdings, Ltd.                             403,134   2,184,437
                                                                  -----------
TOTAL SOUTH AFRICA                                                 78,332,172
                                                                  -----------
SOUTH KOREA -- (4.1%)
    ABco Electronics Co., Ltd.                              3,072      33,330
    ABOV Semiconductor Co., Ltd.                            3,017      22,875
*   Ace Technologies Corp.                                  6,378      33,473
*   Actoz Soft Co., Ltd.                                    1,966      38,235
    Advanced Nano Products Co., Ltd.                          930      17,332
    Aekyung Petrochemical Co., Ltd.                         8,022     140,024
    AfreecaTV Co., Ltd.                                     2,494      51,626
*   Agabang&Company                                         6,773      38,430
    Ahn-Gook Pharmaceutical Co., Ltd.                         881      13,568
    Ahnlab, Inc.                                              579      30,386
    AJ Networks Co., Ltd.                                   6,725      48,806
*   AJ Rent A Car Co., Ltd.                                 6,524      75,401
*   Ajin Industrial Co., Ltd.                               2,948      15,169
    AK Holdings, Inc.                                       2,876     230,261
    ALUKO Co., Ltd.                                         7,857      32,670
    Amorepacific Corp.                                      1,320     369,827
    AMOREPACIFIC Group                                      5,630     747,586
*   Amotech Co., Ltd.                                       3,651     167,809
*   APS Holdings Corp.                                      6,201      48,433
    Asia Cement Co., Ltd.                                     490      59,488
    ASIA Holdings Co., Ltd.                                   778      97,953
    Asia Paper Manufacturing Co., Ltd.                      1,774      36,828
*   Asiana Airlines, Inc.                                  62,796     317,666
    Autech Corp.                                            5,453      68,652
*   Automobile & PCB(6244222)                              20,938      15,976
    Automobile & PCB()                                     11,732       2,769
    Avaco Co., Ltd.                                         3,211      23,517

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Avatec Co., Ltd.                                        4,139 $   30,414
    Baiksan Co., Ltd.                                       6,645     44,554
*   Barun Electronics Co., Ltd.                            16,346     26,777
*   Barunson Entertainment & Arts Corp.                    21,239     45,558
    Bcworld Pharm Co., Ltd.                                   917     21,235
*   BH Co., Ltd.                                            2,505     45,727
*   Binex Co., Ltd.                                         2,368     25,289
    Binggrae Co., Ltd.                                      1,570     97,153
*   Biotoxtech Co., Ltd.                                    2,122     21,493
    Bluecom Co., Ltd.                                       3,526     23,429
    BNK Financial Group, Inc.                             104,973  1,040,998
    Boditech Med, Inc.                                      1,169     22,387
*   Bohae Brewery Co., Ltd.                                17,410     16,634
    Bookook Securities Co., Ltd.                              324      8,526
*   Boryung Medience Co., Ltd.                              1,751     25,027
    Boryung Pharmaceutical Co., Ltd.                          868     46,012
*   Bosung Power Technology Co., Ltd.                      11,167     31,198
*   Brain Contents Co., Ltd.                               23,044     20,923
*   Bubang Co., Ltd.                                       10,013     31,749
    Bukwang Pharmaceutical Co., Ltd.                        1,100     28,387
    BYC Co., Ltd.                                              52     14,821
    Byucksan Corp.                                         16,107     65,524
*   CammSys Corp.                                          14,666     39,117
*   Capro Corp.                                            15,677    146,769
    Caregen Co., Ltd.                                         323     27,856
    Cell Biotech Co., Ltd.                                  1,655     74,960
*   Celltrion Pharm, Inc.                                   2,356    215,043
*   Celltrion, Inc.                                         2,971    875,145
*   Chabiotech Co., Ltd.                                    5,500    199,638
    Changhae Ethanol Co., Ltd.                              2,226     36,366
    Cheil Worldwide, Inc.                                   9,650    191,983
*   Chemtronics Co., Ltd.                                   2,970     24,154
*   Chin Hung International, Inc.                           4,637      9,252
    Choheung Corp.                                             61     14,023
    Chokwang Paint, Ltd.                                    1,963     18,935
    Chong Kun Dang Pharmaceutical Corp.                     1,501    205,965
    Chongkundang Holdings Corp.                               611     44,673
    Chungdahm Learning, Inc.                                2,571     38,967
    CJ CGV Co., Ltd.                                        2,736    195,333
    CJ CheilJedang Corp.                                    3,694  1,240,115
    CJ Corp.                                                5,748    990,287
*   CJ E&M Corp.                                            5,469    462,299
    CJ Freshway Corp.                                       1,428     46,987
    CJ Hello Co., Ltd.                                     10,705     94,314
*   CJ Logistics Corp.                                      2,292    310,910
*   CJ O Shopping Co., Ltd.                                 1,646    347,037
    CKD Bio Corp.                                           1,355     33,202
    Com2uSCorp                                              2,534    345,646
    Commax Co., Ltd.                                        2,938     20,882
    Coreana Cosmetics Co., Ltd.                             3,220     21,051
    Cosmax BTI, Inc.                                        1,158     39,495
    Cosmax, Inc.                                            1,499    181,003
*   Cosmecca Korea Co., Ltd.                                  211     13,027

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Cosmochemical Co., Ltd.                                1,145 $   30,616
*   COSON Co., Ltd.                                        3,057     34,181
    Coway Co., Ltd.                                        5,146    458,458
*   Crown Confectionery Co., Ltd.                            331      4,600
    CROWNHAITAI Holdings Co., Ltd.                         6,390     94,827
*   CrucialTec Co., Ltd.                                  17,448     30,745
    CS Wind Corp.                                          1,288     45,472
*   CTC BIO, Inc.                                          5,077     74,532
    D.I Corp.                                              7,893     36,794
    Dae Dong Industrial Co., Ltd.                          1,610     14,852
    Dae Hyun Co., Ltd.                                    11,980     31,137
*   Dae Won Chemical Co., Ltd.                             6,000     15,615
    Dae Won Kang Up Co., Ltd.                              9,910     45,219
*   Dae Young Packaging Co., Ltd.                         26,795     20,954
    Dae-Il Corp.                                           7,510     61,077
*   Daea TI Co., Ltd.                                     26,134     46,022
    Daebongls Co., Ltd.                                    2,403     23,294
*   Daechang Co., Ltd.                                    10,260     11,665
    Daehan New Pharm Co., Ltd.                             2,481     34,129
    Daehan Steel Co., Ltd.                                 5,480     52,117
    Daehwa Pharmaceutical Co., Ltd.                        1,095     31,634
*   Daekyung Machinery & Engineering Co., Ltd.            27,865     27,021
    Daelim B&Co Co., Ltd.                                  2,393     15,343
    Daelim Industrial Co., Ltd.                            8,179    621,529
    Daeryuk Can Co., Ltd.                                  5,718     35,765
    Daesang Corp.                                          7,306    183,025
    Daesang Holdings Co., Ltd.                             7,797     74,113
*   Daewon Cable Co., Ltd.                                24,654     27,093
*   Daewon Media Co., Ltd.                                 2,936     26,367
    Daewon Pharmaceutical Co., Ltd.                        2,373     50,015
*   Daewoo Engineering & Construction Co., Ltd.           28,310    164,244
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.     3,683     83,602
    Daewoong Co., Ltd.                                     6,975    126,655
    Daewoong Pharmaceutical Co., Ltd.                        956    162,135
    Daihan Pharmaceutical Co., Ltd.                        2,757    120,427
    Daishin Securities Co., Ltd.                          21,293    325,870
*   Danal Co., Ltd.                                        6,400     34,049
*   Dasan Networks, Inc.                                   1,978     12,921
    Dawonsys Co., Ltd.                                     1,073     22,336
    Dayou Automotive Seat Technology Co., Ltd.            37,291     38,052
*   DB Financial Investment Co., Ltd.                     20,826     97,522
*   DB HiTek Co., Ltd.                                    20,937    289,774
    DB Insurance Co., Ltd.                                25,340  1,716,444
*   DB, Inc.                                              46,570     32,460
    DGB Financial Group, Inc.                             67,849    787,360
    DHP Korea Co., Ltd.                                    2,180     27,046
    Digital Chosun Co., Ltd.                               7,566     16,581
    Digital Power Communications Co., Ltd.                10,110     58,116
*   DIO Corp.                                              2,543     96,382
    DMS Co., Ltd.                                          3,148     22,660
    DNF Co., Ltd.                                          3,673     50,211
    Dong A Eltek Co., Ltd.                                 2,782     33,609
*   Dong Ah Tire & Rubber Co., Ltd.                        2,232     28,013

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Dong-A Socio Holdings Co., Ltd.                          701 $   97,269
    Dong-A ST Co., Ltd.                                      942    104,918
    Dong-Ah Geological Engineering Co., Ltd.               4,180     51,197
    Dong-Il Corp.                                            169      8,462
    Dongbang Transport Logistics Co., Ltd.                10,932     16,316
    Dongjin Semichem Co., Ltd.                            11,572    178,239
    DongKook Pharmaceutical Co., Ltd.                        327     21,553
    Dongkuk Industries Co., Ltd.                          10,754     43,800
    Dongkuk Steel Mill Co., Ltd.                          22,611    257,025
    Dongkuk Structures & Construction Co., Ltd.            5,855     32,760
    Dongnam Marine Crane Co., Ltd.                         3,523     11,043
    Dongsuh Cos., Inc.                                     2,175     59,570
    Dongsung Chemical Co., Ltd.                            1,451     24,314
    DONGSUNG Corp.                                         8,113     50,743
    Dongsung Finetec Co., Ltd.                             3,946     30,735
    Dongwha Enterprise Co., Ltd.                           1,121     40,033
    Dongwha Pharm Co., Ltd.                                4,862     49,151
    Dongwon Development Co., Ltd.                         23,958    118,730
    Dongwon F&B Co., Ltd.                                    458    111,980
    Dongwon Industries Co., Ltd.                             550    173,332
    Dongwon Systems Corp.                                    803     39,254
    Dongyang E&P, Inc.                                     1,741     21,288
*   Dongyang Steel Pipe Co., Ltd.                         18,878     16,653
    Doosan Corp.                                           3,852    427,991
*   Doosan Engine Co., Ltd.                               19,065     80,055
    Doosan Heavy Industries & Construction Co., Ltd.      34,185    544,164
*   Doosan Infracore Co., Ltd.                            75,969    784,567
    DoubleUGames Co., Ltd.                                   455     26,108
    Douzone Bizon Co., Ltd.                                4,560    204,538
*   Dragonfly GF Co., Ltd.                                 2,683     12,167
    DRB Holding Co., Ltd.                                  4,605     34,486
    DSR Wire Corp.                                         4,487     25,160
*   DST ROBOT Co., Ltd.                                    8,988     22,397
    DTR Automotive Corp.                                   1,624     51,000
*   Duk San Neolux Co., Ltd.                               1,045     19,303
    Duksung Co., Ltd.                                      4,544     18,155
    DY Corp.                                               8,589     53,906
    DY POWER Corp.                                         3,503     79,171
    e Tec E&C, Ltd.                                          763    103,306
    E-MART, Inc.                                           5,424  1,473,778
    E1 Corp.                                                 840     46,674
    Eagon Industrial, Ltd.                                 2,350     20,636
    Easy Bio, Inc.                                        19,995    142,633
*   EcoBio Holdings Co., Ltd.                              3,056     30,238
*   Ecopro Co., Ltd.                                       4,292    161,295
*   Ehwa Technologies Information Co., Ltd.               38,388     12,996
    Elentec Co., Ltd.                                      8,635     38,187
    EM-Tech Co., Ltd.                                      4,957     88,592
*   Emerson Pacific, Inc.                                  1,198     28,623
*   EMW Co., Ltd.                                          7,403     45,727
    ENF Technology Co., Ltd.                               3,997     77,114
    Eo Technics Co., Ltd.                                  1,515    131,774
    Estechpharma Co., Ltd.                                 2,307     35,070

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Eugene Corp.                                          27,119 $  163,786
*   Eugene Investment & Securities Co., Ltd.              49,862    195,814
    Eugene Technology Co., Ltd.                            1,646     34,357
    Eusu Holdings Co., Ltd.                                6,296     44,632
    EVERDIGM Corp.                                         5,587     51,802
    Exicon Co., Ltd.                                       1,647     21,405
    F&F Co., Ltd.                                          2,079     89,797
    Farmsco                                                6,803     84,718
*   FarmStory Co., Ltd.                                   27,766     35,495
    Feelux Co., Ltd.                                       9,122     33,335
    Fila Korea, Ltd.                                       1,938    156,634
    Fine Technix Co., Ltd.                                12,615     31,589
*   Foosung Co., Ltd.                                      9,911    100,214
*   G-SMATT GLOBAL Co., Ltd.                               2,416     31,933
*   Gamevil, Inc.                                          1,058     67,404
    Gaon Cable Co., Ltd.                                   1,340     31,382
    Geumhwa PSC Co., Ltd.                                    634     25,898
*   Global Display Co., Ltd.                               5,442      9,621
    GMB Korea Corp.                                        3,092     31,258
*   GNCO Co., Ltd.                                        24,520     66,142
    Golfzon Co., Ltd.                                      1,146     53,898
    GOLFZONNEWDIN Co., Ltd.                               11,193     60,946
    Grand Korea Leisure Co., Ltd.                          3,956    112,777
    Green Cross Corp.                                        413     91,691
    Green Cross Holdings Corp.                             6,914    276,275
*   GS Engineering & Construction Corp.                   15,000    465,495
*   GS Global Corp.                                       24,411     90,646
    GS Holdings Corp.                                     24,567  1,596,340
    GS Retail Co., Ltd.                                    6,199    225,724
    HAESUNG DS Co., Ltd.                                   4,493     78,234
    Haitai Confectionery & Foods Co., Ltd.                 1,365     21,858
    Halla Corp.                                            7,243     27,773
    Halla Holdings Corp.                                   3,971    223,865
    Han Kuk Carbon Co., Ltd.                               9,360     62,584
    Hana Financial Group, Inc.                            40,441  1,970,675
*   Hana Micron, Inc.                                      5,142     25,754
    Hana Tour Service, Inc.                                2,151    226,022
    Hancom MDS, Inc.                                       1,513     30,113
    Hancom, Inc.                                           2,680     48,929
    Handok, Inc.                                             929     33,304
    Handsome Co., Ltd.                                     5,222    158,162
    Hanil Cement Co., Ltd.                                 1,727    269,747
* Hanjin Heavy Industries & Construction Co., Ltd. 37,545 130,444 Hanjin Heavy Industries & Construction Holdings Co.,
*     Ltd.                                                 4,374     16,987
*   Hanjin Kal Corp.                                      20,215    438,487
    Hanjin Transportation Co., Ltd.                        3,846     98,901
*   Hankook Cosmetics Co., Ltd.                            1,663     29,255
    Hankook Shell Oil Co., Ltd.                              167     59,817
    Hankook Tire Co., Ltd.                                23,141  1,158,988
*   Hanmi Pharm Co., Ltd.                                  1,207    674,200
*   Hanmi Science Co., Ltd.                                1,315    129,227
    Hanmi Semiconductor Co., Ltd.                         15,607    173,148
    Hanon Systems                                         20,050    244,933

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Hans Biomed Corp.                                        747 $   20,250
    Hansae Co., Ltd.                                       3,610     92,113
    Hansae Yes24 Holdings Co., Ltd.                        8,124     83,779
    Hanshin Construction                                   1,319     30,564
    Hanshin Machinery Co.                                  5,751     22,473
    Hansol Chemical Co., Ltd.                              2,051    129,429
*   Hansol Holdings Co., Ltd.                             24,316    112,273
    Hansol HomeDeco Co., Ltd.                             25,503     37,083
    Hansol Paper Co., Ltd.                                 9,229    133,921
*   Hansol Technics Co., Ltd.                              4,649     69,527
    Hanssem Co., Ltd.                                      1,492    238,173
*   Hanwha Chemical Corp.                                 28,782    948,360
    Hanwha Corp.                                          31,870  1,404,035
*   Hanwha Galleria Timeworld Co., Ltd.                      844     36,794
    Hanwha General Insurance Co., Ltd.                    23,840    202,037
*   Hanwha Investment & Securities Co., Ltd.              54,271    184,894
    Hanwha Life Insurance Co., Ltd.                       98,386    691,186
*   Hanwha Techwin Co., Ltd.                               6,762    213,086
    Hanyang Eng Co., Ltd.                                  1,515     19,082
    Hanyang Securities Co., Ltd.                           1,630     12,334
    Harim Co., Ltd.                                       21,945     72,347
    Harim Holdings Co., Ltd.                              16,954     59,693
    HB Technology Co., Ltd.                               24,049     80,566
    Heung-A Shipping Co., Ltd.                            92,921     72,928
*   Heungkuk Fire & Marine Insurance Co., Ltd.             9,599     57,415
    Hite Jinro Co., Ltd.                                   7,642    164,663
    Hitejinro Holdings Co., Ltd.                           3,737     35,857
    HMC Investment Securities Co., Ltd.                    6,193     71,892
    Home Center Holdings Co., Ltd.                        12,792     23,240
*   Homecast Co., Ltd.                                     2,237     29,455
    Hotel Shilla Co., Ltd.                                 5,490    476,625
    HS Industries Co., Ltd.                               11,008    100,041
    HS R&A Co., Ltd.                                      23,290     61,300
    Huchems Fine Chemical Corp.                           10,572    251,468
*   Hugel, Inc.                                               81     42,820
    Humax Co., Ltd.                                        8,415     69,065
    Humedix Co., Ltd.                                        624     25,643
*   Huneed Technologies                                    3,031     36,086
    Huons Co., Ltd.                                          896     84,654
    Huons Global Co., Ltd.                                 1,642    103,711
    Huvis Corp.                                            4,510     50,272
    Huvitz Co., Ltd.                                       1,608     20,582
    Hwa Shin Co., Ltd.                                     8,784     37,671
    Hwail Pharm Co., Ltd.                                  2,876     19,814
    Hwangkum Steel & Technology Co., Ltd.                  1,159     14,483
    HwaSung Industrial Co., Ltd.                           4,337     66,307
    Hy-Lok Corp.                                           2,898     70,695
    Hyosung Corp.                                          9,829  1,242,207
    Hyundai BNG Steel Co., Ltd.                            4,605     62,066
*   Hyundai Cement Co.                                       418      6,466
*   Hyundai Construction Equipment Co., Ltd.                 661    126,095
    Hyundai Corp.                                          3,966     77,712
    Hyundai Department Store Co., Ltd.                     4,531    441,198

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Development Co-Engineering & Construction     13,865 $  573,651
    Hyundai Elevator Co., Ltd.                             3,637    205,079
    Hyundai Engineering & Construction Co., Ltd.          26,543  1,065,500
    Hyundai Engineering Plastics Co., Ltd.                10,659     80,142
    Hyundai Glovis Co., Ltd.                               1,909    249,743
    Hyundai Greenfood Co., Ltd.                           10,889    163,882
*   Hyundai Heavy Industries Co., Ltd.                     4,367    567,285
    Hyundai Livart Furniture Co., Ltd.                     4,100    111,572
    Hyundai Marine & Fire Insurance Co., Ltd.             32,228  1,397,896
    Hyundai Motor Co.                                     13,746  2,087,704
    Hyundai Pharmaceutical Co., Ltd.                       5,505     30,878
*   Hyundai Robotics Co., Ltd.                             2,720  1,160,138
*   Hyundai Rotem Co., Ltd.                                8,277    132,877
    Hyundai Steel Co.                                     14,753    786,044
    Hyundai Telecommunication Co., Ltd.                    1,654     17,039
    Hyundai Wia Corp.                                      5,695    330,054
    HyVision System, Inc.                                  2,300     31,587
    I Controls, Inc.                                       1,818     25,641
*   i-Components Co., Ltd.                                 2,141     16,564
    i-SENS, Inc.                                           1,006     26,000
    ICD Co., Ltd.                                          4,254     51,734
*   IHQ, Inc.                                             28,719     72,863
    IL Dong Pharmaceutical Co., Ltd.                       1,783     46,756
    IlDong Holdings Co., Ltd.                                596      8,884
    Iljin Diamond Co., Ltd.                                  809     23,085
    Iljin Electric Co., Ltd.                               5,010     22,320
    Iljin Holdings Co., Ltd.                               6,463     35,977
    Iljin Materials Co., Ltd.                              7,951    288,995
    Ilshin Spinning Co., Ltd.                                509     53,840
    Ilyang Pharmaceutical Co., Ltd.                          972     38,603
*   IM Co., Ltd.                                          11,205     36,395
    iMarketKorea, Inc.                                     7,718     73,368
    InBody Co., Ltd.                                       3,074    121,937
*   Industrial Bank of Korea                              37,336    581,761
*   Infinitt Healthcare Co., Ltd.                          2,343     21,049
*   INITECH Co., Ltd.                                      3,292     31,297
*   InnoWireless, Inc.                                       699     12,490
*   Innox Advanced Materials Co., Ltd.                     1,244     82,273
*   Innox Corp.                                              519      7,789
*   Insun ENT Co., Ltd.                                    6,974     50,995
    Interojo Co., Ltd.                                     1,342     58,222
    Interpark Corp.                                        1,465     13,088
    Interpark Holdings Corp.                              19,400     76,937
    Inzi Controls Co., Ltd.                                2,340     16,454
    INZI Display Co., Ltd.                                 6,794     11,922
*   Iones Co., Ltd.                                        1,948     21,515
    IS Dongseo Co., Ltd.                                   5,105    187,851
    ISC Co., Ltd.                                          2,683     46,206
    ISU Chemical Co., Ltd.                                 3,690     52,875
    IsuPetasys Co., Ltd.                                  14,830     61,098
    It's Hanbul Co., Ltd.                                    391     23,206
    J.ESTINA Co., Ltd.                                     2,616     14,498
    JASTECH, Ltd.                                          1,344     22,338

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Jayjun Cosmetic Co., Ltd.                              3,298 $   51,854
    JB Financial Group Co., Ltd.                          47,090    290,838
*   Jcontentree Corp.                                     10,157     66,654
    Jeju Air Co., Ltd.                                     1,201     43,349
    Jinsung T.E.C.                                         6,911     90,417
*   Jusung Engineering Co., Ltd.                           8,992    109,746
    JVM Co., Ltd.                                            239     13,270
    JW Holdings Corp.                                      4,372     37,912
    JW Pharmaceutical Corp.                                1,723     80,243
*   JYP Entertainment Corp.                                5,019     73,567
    Kakao Corp.                                            1,287    168,779
*   Kanglim Co., Ltd.                                      6,959     24,091
    Kangwon Land, Inc.                                     8,480    257,484
    KAON Media Co., Ltd.                                   5,150     63,942
*   KB Financial Group, Inc.                              36,689  2,307,296
*   KB Financial Group, Inc. ADR                          12,984    813,707
    KC Co., Ltd.                                           3,540     68,970
    KC Green Holdings Co., Ltd.                            5,380     30,016
*   KC Tech Co., Ltd.                                      5,183     99,743
    KCC Engineering & Construction Co., Ltd.               2,612     21,880
*   KEC Corp.                                             44,982     58,509
    KEPCO Engineering & Construction Co., Inc.               860     19,254
    KEPCO Plant Service & Engineering Co., Ltd.            2,501     98,110
    Keyang Electric Machinery Co., Ltd.                    7,846     36,369
*   KEYEAST Co., Ltd.                                     20,377     47,342
    KG Chemical Corp.                                      4,366    110,182
    KG Eco Technology Service Co., Ltd.                    5,045     20,956
    Kginicis Co., Ltd.                                     7,157    137,699
    KGMobilians Co., Ltd.                                  5,711     50,863
    KH Vatec Co., Ltd.                                     4,940     72,406
    Kia Motors Corp.                                      41,424  1,343,132
    KISCO Corp.                                            2,659     92,011
    KISCO Holdings Co., Ltd.                                 676     45,645
    Kishin Corp.                                           5,120     22,957
    KISWIRE, Ltd.                                          2,880     92,767
*   Kiwi Media Group Co., Ltd.                            49,315     34,490
    KIWOOM Securities Co., Ltd.                            3,693    369,972
*   KleanNara Co., Ltd.                                    7,238     29,947
*   KMH Co., Ltd.                                          4,832     52,111
    Kodaco Co., Ltd.                                      17,987     51,537
    Koh Young Technology, Inc.                             1,726    152,009
    Kolao Holdings                                        12,411     63,269
    Kolmar BNH Co., Ltd.                                   1,935     63,605
    Kolon Corp.                                            2,115    121,579
    Kolon Global Corp.                                     2,357     23,437
    Kolon Industries, Inc.                                 6,444    491,152
    Kolon Life Science, Inc.                                 216     20,354
    Kolon Plastic, Inc.                                    3,939     31,758
*   Komipharm International Co., Ltd.                      1,719     64,760
*   KONA I Co., Ltd.                                       6,030     76,462
    Kopla Co., Ltd.                                        3,008     14,507
    Korea Aerospace Industries, Ltd.                       5,693    280,985
    Korea Alcohol Industrial Co., Ltd.                     3,152     26,654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Korea Autoglass Corp.                                  3,689 $ 59,750
    Korea Circuit Co., Ltd.                                3,237   37,681
    Korea District Heating Corp.                             772   55,884
*   Korea Electric Power Corp. Sponsored ADR              13,909  231,168
    Korea Electric Terminal Co., Ltd.                      1,892  123,633
    Korea Export Packaging Industrial Co., Ltd.            1,272   21,023
    Korea Flange Co., Ltd.                                 1,430   13,386
    Korea Fuel-Tech Corp.                                  4,041   15,326
*   Korea Gas Corp.                                        3,822  176,602
*   Korea Information & Communications Co, Ltd.            4,831   54,350
    Korea Information Certificate Authority, Inc.          4,361   29,521
    Korea Investment Holdings Co., Ltd.                   11,977  979,625
    Korea Kolmar Co., Ltd.                                 1,956  163,857
    Korea Kolmar Holdings Co., Ltd.                          888   42,655
*   Korea Line Corp.                                       8,577  250,575
*   Korea Materials & Analysis Corp.                       1,812   22,838
    Korea Petrochemical Ind Co., Ltd.                      1,545  479,216
    Korea Real Estate Investment & Trust Co., Ltd.        28,437   87,483
    Korea United Pharm, Inc.                               3,679  115,353
    Korea Zinc Co., Ltd.                                     810  390,670
*   Korean Air Lines Co., Ltd.                            18,685  674,167
    Korean Reinsurance Co.                                28,422  324,712
    Kortek Corp.                                           6,293   89,837
    KPX Chemical Co., Ltd.                                 1,049   66,982
    KSS LINE, Ltd.                                         1,673   15,290
*   KT Corp. Sponsored ADR                                14,332  214,263
*   KT Hitel Co., Ltd.                                     2,844   17,825
    KT Skylife Co., Ltd.                                  12,594  172,777
    KT&G Corp.                                             9,033  900,846
*   KTB Investment & Securities Co., Ltd.                 20,958  107,310
    KTCS Corp.                                             6,593   14,538
    Ktis Corp.                                             4,980   15,857
    Kukbo Design Co., Ltd.                                 1,171   23,445
    Kukdo Chemical Co., Ltd.                               1,090   63,487
    Kukdong Oil & Chemicals Co., Ltd.                      5,000   16,316
    Kukje Pharma Co., Ltd.                                 3,354   18,111
*   Kumho Electric Co., Ltd.                                 696    5,420
    Kumho Industrial Co., Ltd.                             7,949   75,298
    Kumho Petrochemical Co., Ltd.                          3,848  370,976
*   Kumho Tire Co., Inc.                                  42,767  238,419
    Kumkang Kind Co., Ltd.                                   850   27,469
    Kwang Dong Pharmaceutical Co., Ltd.                    7,180   66,848
*   Kwang Myung Electric Co., Ltd.                         4,580   11,365
    Kwangju Bank Co., Ltd.                                 9,489  113,270
*   Kyeryong Construction Industrial Co., Ltd.               838   15,058
    Kyobo Securities Co., Ltd.                             9,039  100,266
    Kyongbo Pharmaceutical Co., Ltd.                       1,747   24,309
    Kyung Dong Navien Co., Ltd.                            1,147   73,035
    Kyung-In Synthetic Corp.                               6,361   35,567
    Kyungbang, Ltd.                                        4,810   65,179
    Kyungchang Industrial Co., Ltd.                        5,099   18,616
*   KyungDong City Gas Co., Ltd.                             958   38,596
    KyungDong Invest Co., Ltd.                               388   15,956

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Kyungdong Pharm Co., Ltd.                               2,039 $   51,170
    L&F Co., Ltd.                                             558     21,302
*   LB Semicon, Inc.                                       12,595     38,152
    LEADCORP, Inc. (The)                                   10,359     58,844
*   Leaders Cosmetics Co., Ltd.                             2,486     47,138
    LEENO Industrial, Inc.                                  1,757    100,628
    Leenos Corp.                                            9,553     22,990
    LF Corp.                                                8,238    263,824
    LG Chem, Ltd.                                           5,642  2,282,018
    LG Corp.                                                7,057    588,559
    LG Display Co., Ltd.                                   21,312    640,159
*   LG Display Co., Ltd. ADR                              144,957  2,161,309
    LG Electronics, Inc.                                   34,839  3,341,957
    LG Hausys, Ltd.                                         3,390    290,485
    LG Household & Health Care, Ltd.                          649    714,736
    LG Innotek Co., Ltd.                                    5,435    635,906
    LG International Corp.                                 10,153    284,721
    LG Uplus Corp.                                         73,652    985,875
    LIG Nex1 Co., Ltd.                                      1,588     87,081
    Lock & Lock Co., Ltd.                                   6,593    167,832
    Loen Entertainment, Inc.                                  584     60,295
    Lotte Chemical Corp.                                    3,256  1,280,001
    Lotte Corp.                                             1,775    116,016
    LOTTE Fine Chemical Co., Ltd.                           7,009    503,984
    LOTTE Himart Co., Ltd.                                  4,136    298,249
    Lotte Non-Life Insurance Co., Ltd.                     41,598    142,544
    Lotte Shopping Co., Ltd.                                1,385    312,716
    LS Cable & System Asia, Ltd.                            2,950     20,333
    LS Corp.                                                8,392    620,641
    LS Industrial Systems Co., Ltd.                         3,702    239,010
*   Lumens Co., Ltd.                                       14,663     64,567
    Lutronic Corp.                                          1,139     14,945
    Macquarie Korea Infrastructure Fund                    55,049    424,779
*   Macrogen, Inc.                                            637     28,701
    Maeil Holdings Co., Ltd.                                4,128     65,163
    Mando Corp.                                             3,019    784,681
    Medy-Tox, Inc.                                            997    568,628
*   Melfas, Inc.                                            5,717     25,664
    Meritz Financial Group, Inc.                           22,075    341,078
    Meritz Fire & Marine Insurance Co., Ltd.               25,570    596,290
    Meritz Securities Co., Ltd.                           112,605    558,610
*   Mgame Corp.                                             4,913     23,352
*   MiCo, Ltd.                                             18,529     73,656
    Mirae Asset Daewoo Co., Ltd.                           54,069    569,206
*   Mirae Asset Life Insurance Co., Ltd.                   10,503     53,115
    Miwon Holdings Co., Ltd.                                  182      9,459
*   Miwon Specialty Chemical Co., Ltd.                        926     51,791
*   MNTech Co., Ltd.                                        5,018     24,497
    Mobase Co., Ltd.                                        3,204     19,139
    Modetour Network, Inc.                                  2,939     91,691
    MonAmi Co., Ltd.                                        9,145     28,723
    Moorim P&P Co., Ltd.                                    8,640     44,334
*   Moorim Paper Co., Ltd.                                 13,596     34,603

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Muhak Co., Ltd.                                        4,734 $   87,996
    Myungmoon Pharm Co., Ltd.                              4,773     28,116
    Namhae Chemical Corp.                                  7,095     82,038
*   Namsun Aluminum Co., Ltd.                             33,053     34,048
    Nasmedia Co., Ltd.                                       371     27,638
    NAVER Corp.                                              823    701,039
    NCSoft Corp.                                             890    368,151
    NeoPharm Co., Ltd.                                       939     43,514
*   Neowiz                                                 3,258     46,147
*   NEPES Corp.                                            9,458     91,201
    Nexen Corp.                                            8,669     61,692
    Nexen Tire Corp.                                      16,721    196,555
    Nexturn Co., Ltd.                                      1,725     22,851
    NH Investment & Securities Co., Ltd.                  43,256    680,092
*   NHN KCP Corp.                                          3,175     56,662
    NICE Holdings Co., Ltd.                                8,545    134,776
    Nice Information & Telecommunication, Inc.             2,812     64,258
    NICE Information Service Co., Ltd.                    12,936    121,129
    NICE Total Cash Management Co., Ltd.                   4,055     49,741
*   NK Co., Ltd.                                          11,386     15,623
    Nong Shim Holdings Co., Ltd.                             757     80,459
*   Nong Woo Bio Co., Ltd.                                 1,844     29,182
    NongShim Co., Ltd.                                       696    210,896
    Noroo Holdings Co., Ltd.                               1,230     18,710
    NOROO Paint & Coatings Co., Ltd.                       2,386     19,794
    NS Shopping Co., Ltd.                                  6,820    103,080
*   NUTRIBIOTECH Co., Ltd.                                 1,057     25,738
    OCI Co., Ltd.                                          5,754    910,058
*   Omnisystem Co., Ltd.                                  17,018     41,517
    Openbase, Inc.                                         7,431     27,842
*   OPTRON-TEC, Inc.                                       5,519     43,693
*   Orion Corp.                                              628     68,775
    Orion Holdings Corp.                                   8,995    229,593
*   Osstem Implant Co., Ltd.                               3,554    192,600
*   Osung LST Co., Ltd.                                   35,041     20,242
    Ottogi Corp.                                             102     73,568
*   Pan Ocean Co., Ltd.                                   21,418    120,578
*   Pan-Pacific Co., Ltd.                                 12,857     42,579
*   PaperCorea, Inc.                                       9,563     13,626
    Paradise Co., Ltd.                                     9,425    208,719
    Partron Co., Ltd.                                     15,366    146,687
*   Paru Co., Ltd.                                         7,856     29,806
*   People & Technologies, Inc.                            1,349     19,639
    Pharma Research Products Co., Ltd.                       426     24,686
    Poongsan Corp.                                         9,041    425,674
*   POSCO Sponsored ADR                                   33,942  3,037,130
    POSCO Chemtech Co., Ltd.                               6,847    316,272
    POSCO Coated & Color Steel Co., Ltd.                     778     23,299
    Posco Daewoo Corp.                                    13,323    300,600
    Posco ICT Co., Ltd.                                    7,848     66,731
    Posco M-Tech Co., Ltd.                                 3,977     12,521
*   Power Logics Co., Ltd.                                 6,846     40,068
    Protec Co., Ltd.                                       1,766     33,609

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
SOUTH KOREA -- (Continued)
    PSK, Inc.                                              4,644 $   106,311
    Pulmuone Co., Ltd.                                       462      72,910
    Pungkuk Alcohol Industry Co., Ltd.                     1,529      22,050
    Pyeong Hwa Automotive Co., Ltd.                        6,035      62,736
    Rayence Co., Ltd.                                        635      12,597
*   Redrover Co., Ltd.                                     5,766      22,466
*   RFTech Co., Ltd.                                       7,845      37,814
    S&S Tech Corp.                                         4,200      18,555
*   S&T Corp.                                                655      10,245
*   S&T Dynamics Co., Ltd.                                12,811     101,669
    S&T Motiv Co., Ltd.                                    2,830     130,892
    S-1 Corp.                                              1,719     159,983
*   S-Connect Co., Ltd.                                   28,101      64,325
    S-Energy Co., Ltd.                                     2,942      20,194
*   S-MAC Co., Ltd.                                       38,704      50,465
    S-Oil Corp.                                            6,749     777,382
    Sajo Industries Co., Ltd.                              1,222      82,278
*   Sajodongaone Co., Ltd.                                16,592      23,380
    Sam Chun Dang Pharm Co., Ltd.                          8,172     303,666
*   SAM KANG M&T Co., Ltd.                                 1,705       9,361
    Sam Yung Trading Co., Ltd.                             2,626      46,102
    Samchully Co., Ltd.                                      807      90,310
    Samchuly Bicycle Co., Ltd.                             1,364      13,473
    SAMHWA Paints Industrial Co., Ltd.                     4,408      34,026
    Samick Musical Instruments Co., Ltd.                  14,194      37,693
    Samick THK Co., Ltd.                                   1,380      32,534
*   Samji Electronics Co., Ltd.                            5,213      75,852
*   Samjin LND Co., Ltd.                                   6,353      16,389
    Samjin Pharmaceutical Co., Ltd.                        2,222      83,395
    Samkee Automotive Co., Ltd.                           10,140      34,890
    Samkwang Glass Co., Ltd.                                 469      22,044
    Sammok S-Form Co., Ltd.                                4,455      55,422
*   SAMPYO Cement Co., Ltd.                               12,528      40,357
    Samsung C&T Corp.                                      2,268     301,521
    Samsung Card Co., Ltd.                                12,215     445,393
    Samsung Electro-Mechanics Co., Ltd.                   13,597   1,352,780
    Samsung Electronics Co., Ltd.                          5,671  13,254,968
    Samsung Electronics Co., Ltd. GDR                      8,033   9,537,028
*   Samsung Engineering Co., Ltd.                         10,929     178,801
    Samsung Fire & Marine Insurance Co., Ltd.              4,584   1,239,727
*   Samsung Heavy Industries Co., Ltd.                    72,482     622,606
    Samsung Life Insurance Co., Ltd.                       3,506     423,457
    Samsung SDS Co., Ltd.                                    893     214,384
    Samsung Securities Co., Ltd.                          16,430     669,759
    SAMT Co., Ltd.                                        28,477      52,867
    Samwha Capacitor Co., Ltd.                             3,281     141,662
    Samyang Corp.                                          1,274     122,215
    Samyang Foods Co., Ltd.                                  625      55,190
    Samyang Holdings Corp.                                 1,661     188,973
    Sang-A Frontec Co., Ltd.                               2,592      44,766
    Sangsin Brake                                          3,721      27,572
    SAVEZONE I&C Corp.                                     7,320      33,279
    SBS Contents Hub Co., Ltd.                               831       7,380

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    SBS Media Holdings Co., Ltd.                          17,020 $   55,316
*   SBW                                                   30,171     33,883
    Seah Besteel Corp.                                     7,234    215,033
    SeAH Holdings Corp.                                      341     50,468
    SeAH Steel Corp.                                       1,222    119,493
    Sebang Co., Ltd.                                       4,599     58,556
    Sebang Global Battery Co., Ltd.                        3,172    107,804
*   Seegene, Inc.                                          1,339     47,675
    Sejong Industrial Co., Ltd.                            4,410     37,140
*   Sejong Telecom, Inc.                                  73,302     43,931
    Sekonix Co., Ltd.                                      3,301     45,683
*   Selvas AI, Inc.                                        4,234     21,240
    Sempio Foods Co.                                          12        489
    Seobu T&D                                              5,044     56,787
    Seohan Co., Ltd.                                      38,454     93,602
    Seohee Construction Co., Ltd.                         59,786     70,950
    Seoul Semiconductor Co., Ltd.                         15,519    355,957
    SEOWONINTECH Co., Ltd.                                 3,718     28,718
    Seoyon Co., Ltd.                                       5,173     37,823
    Seoyon E-Hwa Co., Ltd.                                 1,506     15,342
*   Sewon Cellontech Co., Ltd.                            12,648     41,413
    SFA Engineering Corp.                                  4,734    171,255
*   SFA Semicon Co, Ltd.                                  37,566     88,626
*   SG Corp.                                              58,439     51,827
*   SG&G Corp.                                             1,946      5,959
*   SGA Co., Ltd.                                         22,315     23,709
    SH Energy & Chemical Co., Ltd.                        56,470     78,526
*   Shin Poong Pharmaceutical Co., Ltd.                    7,521     60,245
*   Shinhan Financial Group Co., Ltd.                     17,788    883,102
*   Shinhan Financial Group Co., Ltd. ADR                 18,630    916,782
    Shinsegae Engineering & Construction Co., Ltd.         1,204     36,091
    Shinsegae Food Co., Ltd.                                 389     51,556
    Shinsegae Information & Communication Co., Ltd.          336     39,336
    Shinsegae International, Inc.                            500     39,177
    Shinsegae, Inc.                                        2,394    768,981
*   Shinsung Tongsang Co., Ltd.                           24,154     27,249
    Shinwha Intertek Corp.                                 9,715     24,327
*   Shinwon Corp.                                         18,733     35,985
    SHOWBOX Corp.                                          6,388     32,008
*   Signetics Corp.                                       13,123     16,532
*   SIGONG TECH Co., Ltd.                                  2,844     22,908
    Silicon Works Co., Ltd.                                3,171    159,393
    SIMMTECH Co., Ltd.                                     8,945     82,833
*   SIMMTECH HOLDINGS Co., Ltd.                           25,789     58,345
    SIMPAC, Inc.                                           4,080     17,053
    SK Bioland Co., Ltd.                                   1,729     38,447
*   SK Chemicals Co., Ltd.                                 1,832    197,342
    SK D&D Co., Ltd.                                         694     21,597
    SK Discovery Co., Ltd.                                 1,707     81,328
    SK Gas, Ltd.                                           2,169    215,189
    SK Holdings Co., Ltd.                                  5,082  1,515,052
    SK Hynix, Inc.                                        69,101  4,743,420
    SK Innovation Co., Ltd.                                7,596  1,454,579

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    SK Materials Co., Ltd.                                 1,887 $300,366
    SK Networks Co., Ltd.                                 51,435  313,015
*   SK Securities Co., Ltd.                               97,610  121,574
    SK Telecom Co., Ltd.                                     786  195,181
    SKC Co., Ltd.                                          9,852  417,861
*   SKC Solmics Co., Ltd.                                 12,624   60,273
*   SKCKOLONPI, Inc.                                       4,450  182,722
    SL Corp.                                               5,700  144,446
*   SM Entertainment Co.                                   4,662  168,489
*   SNU Precision Co., Ltd.                                5,939   22,559
*   Solco Biomedical Co., Ltd.                            13,973    9,534
    Songwon Industrial Co., Ltd.                           7,689  174,283
    Soulbrain Co., Ltd.                                    4,755  271,557
    SPC Samlip Co., Ltd.                                     518   76,890
    SPG Co., Ltd.                                          4,052   32,309
    Spigen Korea Co., Ltd.                                   706   30,981
    Ssangyong Cement Industrial Co., Ltd.                  9,723  200,987
*   Ssangyong Motor Co.                                   14,162   77,975
    Suheung Co., Ltd.                                      1,649   55,264
    Sunchang Corp.                                         2,805   22,703
*   SundayToz Corp.                                          828   27,103
    Sung Bo Chemicals Co., Ltd.                            3,068   17,381
    Sung Kwang Bend Co., Ltd.                              8,124   88,944
    Sungchang Enterprise Holdings, Ltd.                   35,350  101,803
    Sungdo Engineering & Construction Co., Ltd.            3,890   26,155
*   Sungshin Cement Co., Ltd.                              9,136   53,981
    Sungwoo Hitech Co., Ltd.                              20,967  138,482
    Sunjin Co., Ltd.                                       4,399   70,028
*   Suprema HQ, Inc.                                         703    4,203
*   Suprema, Inc.                                            651   15,337
*   Synopex, Inc.                                         13,546   66,796
    Systems Technology, Inc.                               2,886   76,264
*   T'way Holdings, Inc.                                   6,095   29,390
    Taekwang Industrial Co., Ltd.                            196  253,077
*   Taewoong Co., Ltd.                                     4,708  106,392
*   Taeyoung Engineering & Construction Co., Ltd.         20,631  233,589
*   Taihan Electric Wire Co., Ltd.                        16,521   22,466
*   Taihan Textile Co., Ltd.                               2,130   27,855
    Tailim Packaging Co., Ltd.                             6,339   20,746
*   TBH Global Co., Ltd.                                   5,201   37,976
    Telechips, Inc.                                          910   12,178
*   Tellus Co., Ltd.                                       2,630    2,359
    Tera Semicon Co., Ltd.                                 2,858   71,316
    TES Co., Ltd.                                          1,912   62,711
*   Tesna Co., Ltd.                                        2,758   34,026
*   Texcell-NetCom Co., Ltd.                              17,372  395,715
*   Thinkware Systems Corp.                                2,319   24,334
*   TK Chemical Corp.                                     11,104   22,688
    TK Corp.                                               6,005   78,164
    Tokai Carbon Korea Co., Ltd.                           1,099   71,992
    Tong Yang Moolsan Co., Ltd.                           16,528   28,363
    Tongyang Life Insurance Co., Ltd.                     20,755  152,988
    Top Engineering Co., Ltd.                              5,140   31,984

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Toptec Co., Ltd.                                       4,105 $104,683
    Tovis Co., Ltd.                                        8,847   69,439
    TS Corp.                                               1,989   46,089
    UBCare Co., Ltd.                                       6,467   25,262
    UIL Co., Ltd.                                          5,306   33,401
    Uju Electronics Co., Ltd.                              2,871   37,991
    Unick Corp.                                            3,277   24,971
    Unid Co., Ltd.                                         3,047  141,636
    Union Semiconductor Equipment & Materials Co., Ltd.    6,270   42,333
*   Unison Co., Ltd.                                       8,175   28,776
    Value Added Technologies Co., Ltd.                     2,003   71,277
    Viatron Technologies, Inc.                             1,206   21,368
    Vieworks Co., Ltd.                                     1,861   76,779
    Visang Education, Inc.                                 2,959   35,184
*   Webzen, Inc.                                           3,631  101,169
*   Welcron Co., Ltd.                                      4,034   13,236
    Whanin Pharmaceutical Co., Ltd.                        3,611   82,790
*   WillBes & Co. (The)                                   12,360   20,880
    Wins Co., Ltd.                                           945   12,747
    WiSoL Co., Ltd.                                       10,596  142,096
*   Wonik Holdings Co., Ltd.                              17,153  124,637
*   WONIK IPS Co., Ltd.                                   10,183  313,713
*   Wonik Materials Co., Ltd.                              1,208   70,699
*   Wonik QnC Corp.                                        6,042   81,674
*   Woongjin Co., Ltd.                                    20,020   53,612
*   Woongjin Energy Co., Ltd.                              2,621   21,767
*   Woongjin Thinkbig Co., Ltd.                            9,970   69,232
    Woori Bank                                            36,418  574,177
    Woori Bank Sponsored ADR                               2,023   95,712
*   Woori Investment Bank Co., Ltd.                       78,784   50,908
*   Wooridul Pharmaceutical, Ltd.                          2,161   22,192
*   Woorison F&G Co., Ltd.                                12,563   30,653
    Woory Industrial Co., Ltd.                             1,316   46,294
    Y G-1 Co., Ltd.                                        6,745  113,243
*   YD Online Corp.                                        4,886   18,015
*   YeaRimDang Publishing Co., Ltd.                        7,920   76,039
    Yeong Hwa Metal Co., Ltd.                             16,137   23,404
    YG Entertainment, Inc.                                 1,396   38,674
*   YJM Games Co., Ltd.                                    7,970   26,650
    Yong Pyong Resort Co., Ltd.                            2,556   24,920
*   Yonwoo Co., Ltd.                                         670   20,080
    YooSung T&S Co., Ltd.                                  7,220   26,794
    Youlchon Chemical Co., Ltd.                            1,990   37,545
    Young Poong Corp.                                        115  114,134
*   Youngone Corp.                                         8,136  242,653
    Youngone Holdings Co., Ltd.                            2,572  135,536
*   YoungWoo DSP Co., Ltd.                                 2,174   11,283
*   Yuanta Securities Korea Co., Ltd.                     57,963  270,143
    Yuhan Corp.                                            1,536  334,649
*   Yungjin Pharmaceutical Co., Ltd.                       2,603   23,897

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Zeus Co., Ltd.                                           1,543 $     24,936
                                                                   ------------
TOTAL SOUTH KOREA                                                   156,452,759
                                                                   ------------
SPAIN -- (1.7%)
    Abertis Infraestructuras SA                             30,481      739,477
    Acciona SA                                              14,089    1,275,666
    Acerinox SA                                             35,739      525,551
    ACS Actividades de Construccion y Servicios SA          34,036    1,361,856
*   Adveo Group International SA                             2,149        7,631
    Aena SME SA                                              2,665      580,315
    Almirall SA                                             17,236      187,114
    Amadeus IT Group SA                                     31,564    2,447,120
*   Amper SA                                               246,502       55,344
    Applus Services SA                                      40,215      580,919
    Atresmedia Corp. de Medios de Comunicacion SA           14,504      151,566
    Azkoyen SA                                               4,453       46,959
    Banco Bilbao Vizcaya Argentaria SA                     475,604    4,463,329
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR       176,380    1,656,210
    Banco de Sabadell SA                                 1,747,581    4,153,660
    Banco Santander SA                                     910,974    6,763,290
    Banco Santander SA Sponsored ADR                       231,869    1,718,149
    Bankia SA                                              272,701    1,380,424
    Bankinter SA                                           104,971    1,206,921
*   Baron de Ley                                               817      112,377
    Bolsas y Mercados Espanoles SHMSF SA                    20,689      705,678
    CaixaBank SA                                           348,641    1,880,611
    Cellnex Telecom SA                                      43,956    1,186,756
    Cia de Distribucion Integral Logista Holdings SA         8,423      205,866
    Cie Automotive SA                                       21,382      732,744
    Construcciones y Auxiliar de Ferrocarriles SA            6,220      289,490
*   Deoleo SA                                              179,709       41,979
    Distribuidora Internacional de Alimentacion SA         199,623    1,066,604
*   Duro Felguera SA                                        17,931        8,594
    Ebro Foods SA                                           16,457      405,338
*   eDreams ODIGEO SA                                        5,922       38,890
    Elecnor SA                                               7,637      121,442
    Enagas SA                                               71,754    1,954,671
    Ence Energia y Celulosa SA                              59,912      384,798
    Endesa SA                                               25,180      565,227
    Ercros SA                                               59,036      217,571
    Euskaltel SA                                            11,236       97,652
    Faes Farma SA(B1PQHS6)                                  67,382      245,119
    Faes Farma SA(BF5CRM6)                                   2,406        8,754
    Ferrovial SA                                            21,541      494,518
    Fluidra SA                                               5,719       76,936
    Gas Natural SDG SA                                      66,262    1,532,076
    Grifols SA                                              23,100      742,941
    Grupo Catalana Occidente SA                             15,026      703,105
*   Grupo Empresarial San Jose SA                            3,318       14,980
*   Grupo Ezentis SA                                        50,584       41,242
    Iberdrola SA(B288C92)                                  646,207    5,259,987
    Iberdrola SA(BF7PH45)                                   14,048      114,380

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SPAIN -- (Continued)
    Iberpapel Gestion SA                                      348 $    14,868
*   Indra Sistemas SA                                      37,213     547,625
    Industria de Diseno Textil SA                          28,428   1,017,250
    Laboratorios Farmaceuticos Rovi SA                        824      16,471
*   Liberbank SA                                          643,158     359,985
    Mapfre SA                                             453,926   1,611,851
    Mediaset Espana Comunicacion SA                        65,145     736,708
    Melia Hotels International SA                          17,342     245,073
    Miquel y Costas & Miquel SA                             6,300     264,114
    NH Hotel Group SA                                      47,786     363,332
*   Obrascon Huarte Lain SA                                51,945     320,683
    Papeles y Cartones de Europa SA                        24,260     362,639
*   Pharma Mar SA                                          34,937      74,841
*   Promotora de Informaciones SA Class A                  13,947      27,970
    Prosegur Cia de Seguridad SA                           59,037     490,814
*   Quabit Inmobiliaria SA                                 32,213      86,748
*   Realia Business SA                                     30,466      42,652
    Red Electrica Corp. SA                                 52,668   1,110,899
    Repsol SA                                             120,076   2,259,938
    Repsol SA Sponsored ADR                                51,211     965,836
    Sacyr SA                                              145,022     473,318
    Saeta Yield SA                                          6,387      89,031
    Siemens Gamesa Renewable Energy SA                     75,988   1,185,612
*   Solaria Energia y Medio Ambiente SA                    36,783     107,119
    Talgo SA                                               44,657     259,188
    Tecnicas Reunidas SA                                    9,267     315,940
    Telefonica SA                                         187,684   1,925,361
    Telefonica SA Sponsored ADR                            47,435     485,734
*   Tubacex SA                                             31,522     135,005
*   Tubos Reunidos SA                                      30,261      29,627
    Vidrala SA                                              5,432     551,487
    Viscofan SA                                            11,963     836,686
*   Vocento SA                                              6,696      11,888
    Zardoya Otis SA                                        32,922     376,148
                                                                  -----------
TOTAL SPAIN                                                        66,254,268
                                                                  -----------
SWEDEN -- (2.1%)
    AAK AB                                                 11,915   1,108,249
    Acando AB                                              31,213     120,577
    AddLife AB                                              1,292      29,827
    AddNode Group AB                                        1,867      18,841
    AddTech AB Class B                                      7,180     177,059
    AF AB Class B                                          18,224     437,239
    Alfa Laval AB                                          22,725     596,413
    Alimak Group AB                                           660      11,116
*   Arjo AB Class B                                        31,024     101,577
    Assa Abloy AB Class B                                  69,273   1,535,547
#   Atlas Copco AB Class A                                 20,877     979,084
    Atlas Copco AB Class B                                 11,793     492,202
    Atrium Ljungberg AB Class B                            10,607     175,226
    Avanza Bank Holding AB                                  5,709     320,703
    Axfood AB                                              15,489     311,451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWEDEN -- (Continued)
    Beijer Alma AB                                         9,076 $  295,420
*   Beijer Electronics Group AB                            1,764      6,786
    Beijer Ref AB                                          3,752    162,879
    Bergman & Beving AB                                   10,464    110,340
    Betsson AB                                            60,139    487,859
    Bilia AB Class A                                      54,990    528,971
    BillerudKorsnas AB                                    57,211    880,879
    BioGaia AB Class B                                     4,648    183,713
    Biotage AB                                            11,158    123,491
    Bjorn Borg AB                                         11,488     39,505
    Boliden AB                                            78,828  2,861,688
    Bonava AB                                              2,685     38,426
    Bonava AB Class B                                     28,179    402,002
    Bufab AB                                               8,372    111,752
    Bulten AB                                              6,216     94,259
    Byggmax Group AB                                      31,325    192,276
    Castellum AB                                          44,616    769,301
    Catena AB                                                702     14,238
    Clas Ohlson AB Class B                                16,146    223,747
    Cloetta AB Class B                                    87,223    360,185
*   Collector AB                                           2,767     29,127
    Com Hem Holding AB                                    81,222  1,411,535
    Concentric AB                                         13,233    258,949
    Coor Service Management Holding AB                     4,969     41,789
    Corem Property Group AB Class A                          720        801
*   Corem Property Group AB Class B                        7,200      7,794
    Dedicare AB Class B                                      870     11,938
    Dios Fastigheter AB                                   26,652    188,666
    Dometic Group AB                                      59,627    645,315
    Doro AB                                                9,675     46,213
    Duni AB                                               10,582    159,542
    Dustin Group AB                                       18,668    183,928
    Elanders AB Class B                                    1,154     11,926
    Electrolux AB Series B                                43,531  1,537,885
    Elekta AB Class B                                     34,531    329,873
*   Eltel AB                                              18,432     66,735
    Enea AB                                                6,373     63,094
*   Essity AB Class A                                      3,976    119,010
*   Essity AB Class B                                     79,422  2,379,139
    eWork Group AB                                         2,168     29,824
    Fabege AB                                             27,931    611,553
*   Fastighets AB Balder Class B                          11,128    296,306
    FastPartner AB                                         1,274     23,641
    Fenix Outdoor International AG                           213     27,222
*   Fingerprint Cards AB Class B                          35,005     54,081
    Getinge AB Class B                                    51,069    699,788
    Granges AB                                            36,294    381,922
    Gunnebo AB                                            18,009     83,190
*   Haldex AB                                             20,108    232,383
    Hemfosa Fastigheter AB                                32,479    446,473
    Hennes & Mauritz AB Class B                           29,375    519,859
    Hexagon AB Class B                                    26,517  1,581,107
    Hexpol AB                                             63,206    678,671

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SWEDEN -- (Continued)
    HIQ International AB                                   27,168 $  235,706
    Holmen AB Class B                                      21,174  1,115,439
    Hufvudstaden AB Class A                                21,576    347,249
    Husqvarna AB Class A                                   20,121    208,779
    Husqvarna AB Class B                                  126,706  1,321,780
    ICA Gruppen AB                                         12,191    476,270
    Indutrade AB                                           22,986    708,912
    Intrum Justitia AB                                     23,743    880,365
    Inwido AB                                              14,396    149,196
    ITAB Shop Concept AB Class B                            3,537     20,370
    JM AB                                                  30,338    684,316
    KappAhl AB                                             31,556    134,109
    Karo Pharma AB                                         11,080     51,204
    Kindred Group P.L.C.                                   67,551  1,127,968
    Klovern AB Class B                                    129,507    171,911
    KNOW IT AB                                              8,378    176,945
    Kungsleden AB                                          41,126    291,331
    Lagercrantz Group AB Class B                           20,489    215,831
    Lifco AB Class B                                        4,216    169,869
    Lindab International AB                                29,666    261,508
    Loomis AB Class B                                      31,711  1,267,884
*   Lundin Petroleum AB                                    20,983    523,501
    Mekonomen AB                                           10,554    192,989
    Millicom International Cellular SA                     15,850  1,182,291
    Modern Times Group MTG AB Class B                      20,896    958,452
*   Momentum Group AB Class B                              10,464    143,795
    MQ Holding AB                                          18,548     56,433
    Mycronic AB                                            28,090    317,217
    NCC AB Class B                                         32,826    650,791
    Nederman Holding AB                                       550     17,915
*   Net Insight AB Class B                                 64,475     39,831
    NetEnt AB                                              49,364    280,395
    New Wave Group AB Class B                              31,664    222,911
    Nibe Industrier AB Class B                             89,216    868,740
    Nobia AB                                               42,949    346,990
    Nobina AB                                              29,696    210,399
    Nolato AB Class B                                      15,102  1,016,086
    Nordea Bank AB                                        194,620  2,402,603
    NP3 Fastigheter AB                                      2,129     15,833
    OEM International AB Class B                            1,188     28,499
    Opus Group AB                                         125,364    102,615
*   Orexo AB                                                3,463     18,681
    Oriflame Holding AG                                    11,447    512,648
    Peab AB                                                57,414    492,567
    Pricer AB Class B                                      58,280     67,205
    Proact IT Group AB                                      3,611     79,295
    Probi AB                                                  860     34,951
*   Qliro Group AB                                         55,103    113,420
    Ratos AB Class B                                       97,977    461,379
*   RaySearch Laboratories AB                               4,939     98,508
    Recipharm AB Class B                                    5,226     63,528
    Rottneros AB                                           45,215     39,958
    Saab AB Class B                                        17,966    860,656

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWEDEN -- (Continued)
    Sagax AB Class B                                       11,262 $   142,983
    Sandvik AB                                             83,367   1,641,221
*   SAS AB                                                 56,251     136,259
    Scandi Standard AB                                     26,039     208,534
    Scandic Hotels Group AB                                 1,086      12,016
    Sectra AB Class B                                         495      11,909
    Securitas AB Class B                                   69,799   1,292,020
    Semcon AB                                               3,284      19,944
*   Sensys Gatso Group AB                                 132,179      21,451
    Skandinaviska Enskilda Banken AB Class A              128,747   1,627,077
    Skandinaviska Enskilda Banken AB Class C                1,755      22,451
    Skanska AB Class B                                     70,080   1,424,390
    SKF AB Class A                                          3,420      84,246
    SKF AB Class B                                         83,351   2,060,177
    SkiStar AB                                             11,854     242,019
*   SSAB AB Class A(BPRBWK4)                               13,020      83,125
*   SSAB AB Class A(B17H0S8)                               65,732     417,057
*   SSAB AB Class B(BPRBWM6)                               73,712     385,289
*   SSAB AB Class B(B17H3F6)                              195,770   1,018,527
    Svenska Cellulosa AB SCA Class A                        6,722      77,899
    Svenska Cellulosa AB SCA Class B                      175,282   1,813,672
    Svenska Handelsbanken AB Class A                       98,282   1,430,415
    Svenska Handelsbanken AB Class B                        2,424      35,824
    Sweco AB Class B                                       25,038     565,231
    Swedbank AB Class A                                    48,347   1,236,450
    Swedish Match AB                                       23,762     962,468
*   Swedish Orphan Biovitrum AB                             8,103     142,349
    Swedol AB Class B                                      19,114      70,033
    Systemair AB                                              682      10,225
    Tele2 AB Class B                                      121,221   1,515,999
    Telefonaktiebolaget LM Ericsson Class A                 9,033      58,191
    Telefonaktiebolaget LM Ericsson Class B               123,302     793,057
    Telefonaktiebolaget LM Ericsson Sponsored ADR          90,500     582,820
    Telia Co. AB                                          590,862   2,965,942
    Thule Group AB                                         31,892     725,933
    Trelleborg AB Class B                                  51,368   1,371,090
    Troax Group AB                                          1,737      62,515
    Victoria Park AB Class B                               29,250     111,547
    Vitrolife AB                                            3,397     297,340
    Volvo AB Class A                                       36,187     744,774
    Volvo AB Class B                                      187,593   3,828,873
    Wallenstam AB Class B                                  40,951     387,744
    Wihlborgs Fastigheter AB                               20,993     510,915
                                                                  -----------
TOTAL SWEDEN                                                       81,052,132
                                                                  -----------
SWITZERLAND -- (4.4%)
    ABB, Ltd.                                             219,337   6,113,529
    ABB, Ltd. Sponsored ADR                                55,400   1,543,998
    Adecco Group AG                                        36,999   3,044,313
    Allreal Holding AG                                      5,854   1,018,520
*   Alpiq Holding AG                                        1,687     131,950
    ALSO Holding AG                                         2,753     405,615

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SWITZERLAND -- (Continued)
    ams AG                                                  9,578 $  885,056
    APG SGA SA                                                396    195,237
*   Arbonia AG                                             17,413    311,001
    Aryzta AG                                              34,002    915,414
    Ascom Holding AG                                       19,142    495,212
    Autoneum Holding AG                                     1,386    458,313
    Bachem Holding AG Class B                                 471     71,250
    Baloise Holding AG                                     19,044  3,115,643
    Bank Cler AG                                            1,545     73,025
    Banque Cantonale de Geneve                                266     48,128
    Banque Cantonale Vaudoise                               1,100    925,261
    Barry Callebaut AG                                        728  1,489,943
    Belimo Holding AG                                         141    661,002
    Bell Food Group AG                                        470    225,779
    Bellevue Group AG                                       3,745    105,805
    Berner Kantonalbank AG                                  1,201    239,261
    BKW AG                                                  3,217    205,729
    Bobst Group SA                                          4,957    650,022
    Bossard Holding AG Class A                              2,397    619,070
    Bucher Industries AG                                    3,092  1,416,711
    Burckhardt Compression Holding AG                       1,467    545,301
    Burkhalter Holding AG                                   1,302    168,045
    Calida Holding AG                                       2,049     79,319
    Carlo Gavazzi Holding AG                                  107     39,134
    Cembra Money Bank AG                                    8,660    854,275
    Cham Paper Holding AG                                      27     12,900
    Chocoladefabriken Lindt & Spruengli AG                      5    373,708
*   Cicor Technologies, Ltd.                                  523     43,707
    Cie Financiere Richemont SA                            35,138  3,370,297
    Cie Financiere Tradition SA                               628     68,840
    Clariant AG                                           135,347  3,874,002
    Coltene Holding AG                                      1,253    131,041
    Conzzeta AG                                               493    600,211
    Credit Suisse Group AG                                 96,660  1,869,502
    Credit Suisse Group AG Sponsored ADR                   51,388    993,851
    Daetwyler Holding AG                                    2,987    634,226
    DKSH Holding AG                                         7,686    718,688
    dormakaba Holding AG                                      993    913,649
*   Dottikon Es Holding AG                                     16     13,573
*   Dufry AG                                               11,336  1,758,526
    EFG International AG                                   40,429    454,566
    Emmi AG                                                   875    663,463
    EMS-Chemie Holding AG                                     886    651,312
    Energiedienst Holding AG                                1,334     37,297
*   Evolva Holding SA                                      73,727     25,035
    Feintool International Holding AG                         561     77,814
    Flughafen Zurich AG                                     9,780  2,491,561
    Forbo Holding AG                                          529    894,562
    GAM Holding AG                                         71,815  1,348,905
    Geberit AG                                              3,490  1,652,970
    Georg Fischer AG                                        2,171  3,142,851
    Givaudan SA                                               993  2,390,403
    Gurit Holding AG                                          219    244,988

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Helvetia Holding AG                                     3,050 $ 1,817,071
    HOCHDORF Holding AG                                       415     135,174
    Huber & Suhner AG                                       4,916     286,684
    Hypothekarbank Lenzburg AG                                  3      14,703
*   Idorsia, Ltd.                                          10,350     320,659
    Implenia AG                                             5,820     422,206
    Inficon Holding AG                                        668     418,019
    Interroll Holding AG                                      256     423,430
    Intershop Holding AG                                      262     137,991
    Julius Baer Group, Ltd.                                42,750   2,936,765
    Jungfraubahn Holding AG                                   100      14,821
    Kardex AG                                               2,423     329,594
    Komax Holding AG                                        1,805     622,491
#   Kudelski SA                                            18,111     227,691
    Kuehne + Nagel International AG                         2,593     476,212
    LafargeHolcim, Ltd.                                    30,764   1,882,296
    LafargeHolcim, Ltd.                                    23,757   1,456,311
*   Lastminute.com NV                                       1,339      22,560
    LEM Holding SA                                             68     122,143
    Liechtensteinische Landesbank AG                        2,813     155,368
    Logitech International SA(B1921K0)                     18,686     790,418
    Logitech International SA(B18ZRK2)                     16,891     708,390
    Lonza Group AG                                         19,759   5,489,771
    Luzerner Kantonalbank AG                                1,229     653,532
    Metall Zug AG Class B                                      70     280,952
*   Meyer Burger Technology AG                             60,123     122,294
    Mobilezone Holding AG                                   6,102      78,807
    Mobimo Holding AG                                       2,329     651,535
    Nestle SA                                             261,736  22,609,259
    Novartis AG                                             9,303     839,661
    Novartis AG Sponsored ADR                             117,451  10,577,637
    OC Oerlikon Corp. AG                                   77,153   1,376,582
*   Orascom Development Holding AG                          4,689      84,252
    Orell Fuessli Holding AG                                  152      18,453
    Orior AG                                                1,969     159,714
    Panalpina Welttransport Holding AG                      3,264     540,115
    Partners Group Holding AG                               2,215   1,721,177
    Phoenix Mecano AG                                         139      95,290
    Plazza AG Class A                                         244      59,216
    PSP Swiss Property AG                                   9,678     951,703
    Rieter Holding AG                                       1,488     397,359
    Roche Holding AG(7108918)                                 835     208,651
    Roche Holding AG(7110388)                              22,551   5,571,768
    Romande Energie Holding SA                                 59      79,213
    Schaffner Holding AG                                      215      72,795
    Schindler Holding AG                                    1,376     334,895
*   Schmolz + Bickenbach AG                               186,057     159,775
    Schweiter Technologies AG                                 401     501,648
    SFS Group AG                                            6,395     803,570
    SGS SA                                                    275     739,244
    Siegfried Holding AG                                    1,609     575,879
    Sika AG                                                   560   4,851,169
    Sonova Holding AG                                       9,168   1,477,434

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
SWITZERLAND -- (Continued)
    St Galler Kantonalbank AG                                 933 $    523,245
    Straumann Holding AG                                    1,547    1,180,799
    Sulzer AG                                               6,667      947,489
    Sunrise Communications Group AG                        19,619    1,844,648
    Swatch Group AG (The)(7184725)                          4,369    1,998,771
    Swatch Group AG (The)(7184736)                          7,497      647,615
    Swiss Life Holding AG                                   7,790    2,925,126
    Swiss Re AG                                            27,430    2,705,514
    Swisscom AG                                             4,695    2,563,891
    Swissquote Group Holding SA                             3,796      187,610
    Tamedia AG                                                430       64,224
    Tecan Group AG                                          2,313      511,985
    Temenos Group AG                                       14,082    1,946,083
    Thurgauer Kantonalbank                                    112       12,750
*   Tornos Holding AG                                       1,566       14,230
    u-blox Holding AG                                       3,048      639,052
    UBS Group AG(BRJL176)                                   2,937       59,619
*   UBS Group AG(H42097107)                               214,863    4,366,016
    Valiant Holding AG                                      6,588      795,740
    Valora Holding AG                                       1,827      672,352
    Vaudoise Assurances Holding SA                            419      237,366
    Vetropack Holding AG                                       74      148,725
    Vifor Pharma AG                                        16,360    2,406,059
*   Von Roll Holding AG                                    14,867       22,812
    Vontobel Holding AG                                    11,479      829,333
    VP Bank AG                                                430       68,545
    VZ Holding AG                                             676      228,110
    Walter Meier AG                                           996       45,289
    Ypsomed Holding AG                                        746      139,704
    Zehnder Group AG                                        4,131      191,419
    Zug Estates Holding AG Class B                             39       74,157
    Zuger Kantonalbank AG                                      31      188,444
    Zurich Insurance Group AG                              13,217    4,347,700
                                                                  ------------
TOTAL SWITZERLAND                                                  165,842,078
                                                                  ------------
TAIWAN -- (3.6%)
    A-DATA Technology Co., Ltd.                            85,503      211,047
    Abnova Corp.                                           11,000       13,901
    AcBel Polytech, Inc.                                  108,540       84,721
    Accton Technology Corp.                               173,929      696,501
    Acer, Inc.                                            805,521      762,900
    ACES Electronic Co., Ltd.                              43,000       36,812
*   Acon Holding, Inc.                                     73,000       21,716
    Acter Co., Ltd.                                        16,000      114,043
*   Action Electronics Co., Ltd.                           76,000       16,901
    Actron Technology Corp.                                35,000      133,648
    Addcn Technology Co., Ltd.                              3,000       24,478
    Adlink Technology, Inc.                                29,933       63,684
    Advanced Ceramic X Corp.                                8,000      103,175
    Advanced International Multitech Co., Ltd.             46,000       50,447
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.     30,000       25,168
    Advanced Semiconductor Engineering, Inc.              559,592      794,079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Advanced Semiconductor Engineering, Inc. ADR             60,567 $  433,054
    Advanced Wireless Semiconductor Co.                      71,000    176,304
    Advancetek Enterprise Co., Ltd.                          67,532     43,164
    Advantech Co., Ltd.                                      34,586    270,428
    Aerospace Industrial Development Corp.                  221,000    266,959
*   AGV Products Corp.                                      165,413     42,828
    Airtac International Group                               29,773    472,397
    All Ring Tech Co., Ltd.                                  49,000    111,300
    Allis Electric Co., Ltd.                                  8,000      3,252
    Alltek Technology Corp.                                  30,479     21,223
    Alltop Technology Co., Ltd.                              22,000     60,525
    Alpha Networks, Inc.                                    115,200    103,657
    Altek Corp.                                             117,648    128,910
    Amazing Microelectronic Corp.                            22,900     67,066
    Ambassador Hotel (The)                                   55,000     43,666
    AMICCOM Electronics Corp.                                10,000     14,142
    AMPOC Far-East Co., Ltd.                                 24,000     21,976
    AmTRAN Technology Co., Ltd.                             210,000    125,772
    Anpec Electronics Corp.                                  36,402     62,824
    AP Memory Technology Corp.                                8,000     24,153
    Apacer Technology, Inc.                                  40,501     53,073
    APAQ Technology Co., Ltd.                                25,000     49,629
    APCB, Inc.                                               62,000     57,430
    Apex Biotechnology Corp.                                 31,226     33,709
    Apex International Co., Ltd.                             37,252     26,679
    Apex Medical Corp.                                       20,000     19,868
    Apex Science & Engineering                               75,920     21,902
    Arcadyan Technology Corp.                                46,674     80,284
    Ardentec Corp.                                          202,120    265,887
    Asia Cement Corp.                                       399,029    410,869
*   Asia Pacific Telecom Co., Ltd.                          457,000    157,562
    Asia Plastic Recycling Holding, Ltd.                     52,031     23,308
    Asia Tech Image, Inc.                                    13,000     22,091
    Asia Vital Components Co., Ltd.                         128,053    135,810
    ASMedia Technology, Inc.                                  7,364     89,839
    ASPEED Technology, Inc.                                   4,000    104,987
    Asustek Computer, Inc.                                  100,502    968,072
    Aten International Co., Ltd.                             40,000    120,783
    AU Optronics Corp.                                    3,746,980  1,782,188
    AU Optronics Corp. Sponsored ADR                         19,522     93,510
    Audix Corp.                                              47,200     68,828
    AURAS Technology Co., Ltd.                               30,000     94,954
    Aurora Corp.                                             23,100     69,499
    Avalue Technology, Inc.                                  16,000     27,064
    AVY Precision Technology, Inc.                           19,011     37,214
    Axiomtek Co., Ltd.                                       18,000     32,465
    Bank of Kaohsiung Co., Ltd.                             159,959     53,280
*   BenQ Materials Corp.                                     69,000     45,411
    BES Engineering Corp.                                   619,000    165,766
    Bin Chuan Enterprise Co., Ltd.                           26,000     36,249
    Bionime Corp.                                             7,000     12,907
    Bioteque Corp.                                           24,000     82,381
    Bizlink Holding, Inc.                                    35,038    331,589

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Boardtek Electronics Corp.                               47,000 $   55,382
    Bothhand Enterprise, Inc.                                26,000     60,647
    Bright Led Electronics Corp.                             47,000     27,926
    Brighton-Best International Taiwan, Inc.                 28,000     22,328
    Browave Corp.                                            26,000     34,073
    C Sun Manufacturing, Ltd.                                26,000     24,974
    C-Media Electronics, Inc.                                25,000     22,641
    Capital Futures Corp.                                    19,000     30,216
    Capital Securities Corp.                                674,000    275,171
    Career Technology MFG. Co., Ltd.                        147,000    220,982
    Casetek Holdings, Ltd.                                   52,000    191,660
    Catcher Technology Co., Ltd.                            137,360  1,571,326
    Cathay Financial Holding Co., Ltd.                      689,692  1,289,779
    Cathay Real Estate Development Co., Ltd.                255,300    144,977
    Cayman Engley Industrial Co., Ltd.                        5,000     28,303
*   Center Laboratories, Inc.                                27,500     46,042
    Central Reinsurance Co., Ltd.                            64,560     39,289
    Chailease Holding Co., Ltd.                             310,000  1,041,900
*   Champion Building Materials Co., Ltd.                    74,526     21,798
    Chang Hwa Commercial Bank, Ltd.                         688,508    403,696
    Chang Wah Electromaterials, Inc.                         15,913     79,662
    Channel Well Technology Co., Ltd.                        85,000     94,174
    Charoen Pokphand Enterprise                              73,920    167,555
    Chaun-Choung Technology Corp.                            25,000     85,234
    CHC Healthcare Group                                     19,000     23,032
    CHC Resources Corp.                                      29,000     58,613
    Chen Full International Co., Ltd.                        48,000     78,008
    Chenbro Micom Co., Ltd.                                  33,000     50,464
    Cheng Fwa Industrial Co., Ltd.                           36,000     22,068
    Cheng Loong Corp.                                       309,360    168,686
    Cheng Shin Rubber Industry Co., Ltd.                    279,341    486,932
    Cheng Uei Precision Industry Co., Ltd.                  183,051    288,145
    Chenming Mold Industry Corp.                             38,000     26,285
    Chian Hsing Forging Industrial Co., Ltd.                 21,000     50,384
    Chicony Electronics Co., Ltd.                           113,607    299,075
    Chicony Power Technology Co., Ltd.                       68,465    138,533
    Chilisin Electronics Corp.                               65,957    219,719
*   Chimei Materials Technology Corp.                       168,100     70,646
    Chin-Poon Industrial Co., Ltd.                          154,126    286,340
*   China Airlines, Ltd.                                  1,420,019    588,075
    China Bills Finance Corp.                               388,000    206,970
    China Chemical & Pharmaceutical Co., Ltd.                99,000     63,067
    China Development Financial Holding Corp.             1,677,412    615,292
    China Ecotek Corp.                                       11,000     17,863
*   China Electric Manufacturing Corp.                       73,000     26,052
    China General Plastics Corp.                            135,942    156,546
    China Life Insurance Co., Ltd.                          434,351    446,750
    China Metal Products                                    104,290    101,684
    China Steel Chemical Corp.                               27,000    131,849
    China Steel Corp.                                       966,881    826,433
    China Steel Structure Co., Ltd.                          24,000     17,753
    China Synthetic Rubber Corp.                            217,921    367,079
    China Wire & Cable Co., Ltd.                             34,160     28,345

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Chinese Maritime Transport, Ltd.                         31,570 $   32,560
*   Ching Feng Home Fashions Co., Ltd.                       21,000     20,807
    Chipbond Technology Corp.                               253,000    583,790
    ChipMOS TECHNOLOGIES, Inc.                               46,000     42,062
    ChipMOS TECHNOLOGIES, Inc. ADR                            1,767     32,053
    Chlitina Holding, Ltd.                                   19,000     93,130
    Chong Hong Construction Co., Ltd.                        67,941    204,613
    Chroma ATE, Inc.                                         65,560    372,710
    Chun Yuan Steel                                         160,570     63,327
*   Chung Hung Steel Corp.                                  414,212    183,969
    Chung Hwa Pulp Corp.                                    191,629     75,210
    Chung-Hsin Electric & Machinery Manufacturing Corp.     194,000    140,497
*   Chunghwa Picture Tubes, Ltd.                            951,656     78,757
    Chunghwa Precision Test Tech Co., Ltd.                    2,000     81,414
    Chunghwa Telecom Co., Ltd.                               74,727    277,911
    Chunghwa Telecom Co., Ltd. Sponsored ADR                  3,011    111,558
    Chyang Sheng Dyeing & Finishing Co., Ltd.                51,000     40,464
    Cleanaway Co., Ltd.                                      30,000    176,604
    Clevo Co.                                               182,401    176,962
*   CMC Magnetics Corp.                                     893,101    148,846
*   Co-Tech Development Corp.                                67,253    101,361
*   CoAsia Microelectronics Corp.                            65,094     33,241
    Coland Holdings, Ltd.                                    11,000     13,363
    Compal Electronics, Inc.                              1,304,747    971,302
    Compeq Manufacturing Co., Ltd.                          418,000    518,159
    Compucase Enterprise                                     31,000     39,098
*   Concord Securities Co., Ltd.                            129,000     42,188
    Continental Holdings Corp.                              130,200     72,678
    Contrel Technology Co., Ltd.                             40,000     22,157
    Coremax Corp.                                            12,000     51,344
    Coretronic Corp.                                        199,000    261,196
    Coxon Precise Industrial Co., Ltd.                       40,000     42,865
*   CSBC Corp. Taiwan                                       164,740     80,680
    CTBC Financial Holding Co., Ltd.                      1,901,655  1,389,571
    CTCI Corp.                                              134,444    208,922
    Cub Elecparts, Inc.                                      11,882    121,678
    CviLux Corp.                                             26,600     28,170
    CX Technology Co., Ltd.                                  16,689     14,689
    CyberPower Systems, Inc.                                 20,000     67,121
    CyberTAN Technology, Inc.                               152,424    105,249
    Cypress Technology Co., Ltd.                             11,000     34,531
    D-Link Corp.                                            313,976    140,505
    DA CIN Construction Co., Ltd.                            60,000     37,799
    Da-Li Development Co., Ltd.                              34,603     39,689
    Dadi Early-Childhood Education Group, Ltd.                7,139     59,699
*   Danen Technology Corp.                                  236,000     57,895
    Darfon Electronics Corp.                                104,000    108,788
    Darwin Precisions Corp.                                 146,000    179,838
    Daxin Materials Corp.                                    21,000     57,886
    De Licacy Industrial Co.                                 78,742     67,846
    Delpha Construction Co., Ltd.                            53,321     27,604
    Delta Electronics, Inc.                                  61,699    310,984
    Depo Auto Parts Ind Co., Ltd.                            45,000    141,132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Dimerco Express Corp.                                    27,000 $   19,556
    Dynacolor, Inc.                                          17,000     22,067
*   Dynamic Electronics Co., Ltd.                            68,183     26,064
    Dynapack International Technology Corp.                  57,000     90,425
    E Ink Holdings, Inc.                                    375,000    681,702
    E-Lead Electronic Co., Ltd.                              42,000     41,744
    E-LIFE MALL Corp.                                        18,000     39,079
*   E-Ton Solar Tech Co., Ltd.                              148,022     42,373
    E.Sun Financial Holding Co., Ltd.                     1,542,693  1,015,222
*   Eastern Media International Corp.                       212,330     81,592
    Eclat Textile Co., Ltd.                                  36,143    362,961
    ECOVE Environment Corp.                                  11,000     63,603
    Edimax Technology Co., Ltd.                              52,313     17,747
*   Edison Opto Corp.                                        40,000     22,003
    Edom Technology Co., Ltd.                                54,162     37,124
    eGalax_eMPIA Technology, Inc.                            23,861     43,036
    Elan Microelectronics Corp.                             118,000    186,992
    Elite Advanced Laser Corp.                               63,112    279,459
    Elite Material Co., Ltd.                                116,162    407,951
    Elite Semiconductor Memory Technology, Inc.             114,000    174,242
*   Elitegroup Computer Systems Co., Ltd.                   157,087    100,843
    eMemory Technology, Inc.                                 15,000    213,382
    ENG Electric Co., Ltd.                                   57,324     13,861
    Ennoconn Corp.                                            9,000    146,267
    EnTie Commercial Bank Co., Ltd.                         165,000     76,078
*   Epileds Technologies, Inc.                               29,000     22,208
*   Epistar Corp.                                           439,743    775,215
    Eson Precision Ind. Co., Ltd.                            15,000     22,227
    Eternal Materials Co., Ltd.                             212,742    225,574
*   Etron Technology, Inc.                                  155,000     82,498
    Eurocharm Holdings Co., Ltd.                             11,000     32,287
    Eva Airways Corp.                                     1,127,692    596,967
    Everest Textile Co., Ltd.                                71,760     35,587
    Evergreen International Storage & Transport Corp.       209,000     99,974
*   Evergreen Marine Corp. Taiwan, Ltd.                     496,582    293,075
    Everlight Chemical Industrial Corp.                     115,155     72,867
    Everlight Electronics Co., Ltd.                         154,225    242,249
    Everspring Industry Co., Ltd.                            35,000     14,665
    Excelsior Medical Co., Ltd.                              46,172     72,333
    EZconn Corp.                                             12,000     17,408
    Far Eastern Department Stores, Ltd.                     415,249    222,838
    Far Eastern International Bank                          942,018    312,215
    Far Eastern New Century Corp.                           536,625    478,858
    Far EasTone Telecommunications Co., Ltd.                116,000    302,637
    Faraday Technology Corp.                                 62,637    175,318
    Farglory Land Development Co., Ltd.                     164,575    181,769
    Federal Corp.                                           173,567     80,007
    Feedback Technology Corp.                                 6,300     27,496
    Feng Hsin Steel Co., Ltd.                               122,000    250,726
    Feng TAY Enterprise Co., Ltd.                            44,953    212,432
    First Financial Holding Co., Ltd.                     1,284,089    887,248
    First Hotel                                              64,589     35,004
    First Insurance Co., Ltd. (The)                          35,000     17,223

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
*   First Steamship Co., Ltd.                             227,113 $   64,972
    FLEXium Interconnect, Inc.                            123,515    471,732
    Flytech Technology Co., Ltd.                           48,312    143,086
    FocalTech Systems Co., Ltd.                            88,000     91,034
    Forest Water Environment Engineering Co., Ltd.         11,000     24,241
    Formosa Chemicals & Fibre Corp.                       165,821    618,669
    Formosa International Hotels Corp.                     14,246     75,740
    Formosa Laboratories, Inc.                             29,000     56,975
    Formosa Petrochemical Corp.                            60,000    254,821
    Formosa Plastics Corp.                                125,000    443,546
    Formosan Union Chemical                               117,426     73,265
    Fortune Electric Co., Ltd.                             22,000     15,814
    Founding Construction & Development Co., Ltd.          45,208     25,042
    Foxsemicon Integrated Technology, Inc.                 18,900    168,031
    Froch Enterprise Co., Ltd.                             89,000     51,350
    Fubon Financial Holding Co., Ltd.                     942,019  1,749,985
    Fulgent Sun International Holding Co., Ltd.            17,382     42,852
    Fulltech Fiber Glass Corp.                            120,965     98,369
    Fwusow Industry Co., Ltd.                              70,321     42,730
    Gallant Precision Machining Co., Ltd.                  44,000     32,052
    GEM Services, Inc.                                     20,000     57,775
    Gemtek Technology Corp.                               125,348    120,777
    General Interface Solution Holding, Ltd.               55,000    407,972
    General Plastic Industrial Co., Ltd.                   14,000     19,209
    Generalplus Technology, Inc.                           39,000     69,696
    Genesys Logic, Inc.                                    43,000     55,421
*   Genius Electronic Optical Co., Ltd.                    46,000    440,959
*   Genmont Biotech, Inc.                                  23,000     19,143
    GeoVision, Inc.                                        18,944     25,551
    Getac Technology Corp.                                159,000    237,037
    Giant Manufacturing Co., Ltd.                          65,760    368,966
    Giantplus Technology Co., Ltd.                        138,000     86,692
    Gigabyte Technology Co., Ltd.                         229,000    570,852
    Gigasolar Materials Corp.                              10,600     84,212
*   Gigastorage Corp.                                     155,450     84,407
    Ginko International Co., Ltd.                          18,000    145,035
*   Gintech Energy Corp.                                  203,237    121,985
    Global Brands Manufacture, Ltd.                       122,000     52,907
    Global Lighting Technologies, Inc.                     29,000     42,370
    Global Mixed Mode Technology, Inc.                     17,000     39,874
    Global PMX Co., Ltd.                                    4,000     23,926
    Global Unichip Corp.                                   32,000    393,788
    Globalwafers Co., Ltd.                                 29,000    443,402
    Globe Union Industrial Corp.                          129,075     86,341
    Gloria Material Technology Corp.                      194,636    135,152
    Glory Science Co., Ltd.                                28,000     49,901
*   Gold Circuit Electronics, Ltd.                        171,000     60,089
*   Goldsun Building Materials Co., Ltd.                  523,624    172,514
    Gourmet Master Co., Ltd.                               12,705    183,819
    Grand Ocean Retail Group, Ltd.                         40,000     31,553
    Grand Pacific Petrochemical                           366,000    360,555
    Grand Plastic Technology Corp.                          8,000     48,294
    GrandTech CG Systems, Inc.                             25,000     49,990

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Grape King Bio, Ltd.                                     25,000 $  181,639
    Great China Metal Industry                               26,000     22,602
    Great Taipei Gas Co., Ltd.                               41,000     38,414
    Great Wall Enterprise Co., Ltd.                         297,427    346,757
    Greatek Electronics, Inc.                               134,000    260,210
*   Green Energy Technology, Inc.                           111,581     66,905
    Green Seal Holding, Ltd.                                 29,700     63,910
    GTM Holdings Corp.                                       27,000     16,493
    Hannstar Board Corp.                                    166,096    114,903
    HannStar Display Corp.                                1,295,135    473,717
*   HannsTouch Solution, Inc.                               181,465     55,989
    Hanpin Electron Co., Ltd.                                35,000     34,525
*   Harvatek Corp.                                           58,239     40,821
    Hey Song Corp.                                           97,500    104,378
    Highwealth Construction Corp.                           276,478    434,323
    HIM International Music, Inc.                             7,000     25,723
    Hiroca Holdings, Ltd.                                    12,795     49,148
    Hitron Technology, Inc.                                  97,000     69,647
    Hiwin Technologies Corp.                                 37,818    489,006
*   Ho Tung Chemical Corp.                                  362,118    118,024
*   Hocheng Corp.                                            66,000     22,340
    Holiday Entertainment Co., Ltd.                          12,000     22,258
    Holtek Semiconductor, Inc.                               75,000    201,519
    Holy Stone Enterprise Co., Ltd.                               1          2
    Hon Hai Precision Industry Co., Ltd.                  1,170,472  3,690,039
    Hon Hai Precision Industry Co., Ltd. GDR                 48,989    311,369
    Hong Pu Real Estate Development Co., Ltd.               116,695     90,412
    Hong YI Fiber Industry Co.                               43,000     32,126
*   Horizon Securities Co., Ltd.                            142,000     40,641
    Hota Industrial Manufacturing Co., Ltd.                  49,047    205,653
    Hotai Motor Co., Ltd.                                    28,000    364,250
    Hotron Precision Electronic Industrial Co., Ltd.         15,000     25,094
    Hsin Kuang Steel Co., Ltd.                               87,000     92,408
    Hsin Yung Chien Co., Ltd.                                15,800     46,653
*   HTC Corp.                                               180,522    439,188
    Hu Lane Associate, Inc.                                  27,431    142,827
    Hua Nan Financial Holdings Co., Ltd.                  1,030,524    614,950
    Huaku Development Co., Ltd.                             118,540    295,079
    Huang Hsiang Construction Corp.                          49,000     52,146
    Hung Sheng Construction, Ltd.                           198,500    184,470
    Hwa Fong Rubber Industrial Co., Ltd.                     97,304     50,055
*   I-Chiun Precision Industry Co., Ltd.                     61,000     23,776
    I-Sheng Electric Wire & Cable Co., Ltd.                  40,000     61,855
    Ibase Technology, Inc.                                   58,353     99,075
*   Ichia Technologies, Inc.                                139,000     78,561
    Ideal Bike Corp.                                         61,572     27,978
    IEI Integration Corp.                                    60,000     83,484
    Innodisk Corp.                                           26,970    111,281
    Innolux Corp.                                         2,690,685  1,267,211
    Inpaq Technology Co., Ltd.                               27,000     25,194
    Intai Technology Corp.                                   12,000     40,457
    Integrated Service Technology, Inc.                      34,596    122,923
    IntelliEPI, Inc.                                          5,000     19,193

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
TAIWAN -- (Continued)
    International Games System Co., Ltd.                   25,000 $140,576
    Inventec Corp.                                        706,945  576,987
    Iron Force Industrial Co., Ltd.                        13,000   46,979
    ITEQ Corp.                                             79,835  170,174
    Jarllytec Co., Ltd.                                    15,000   25,711
    Jentech Precision Industrial Co., Ltd.                 23,000   55,427
    Jess-Link Products Co., Ltd.                           45,000   46,412
    Jih Sun Financial Holdings Co., Ltd.                  593,317  169,490
    Johnson Health Tech Co., Ltd.                          31,959   38,413
    Jourdeness Group, Ltd.                                 18,000   36,213
    K Laser Technology, Inc.                               77,000   43,420
    Kaori Heat Treatment Co., Ltd.                         47,147   68,787
    Kaulin Manufacturing Co., Ltd.                         34,000   29,377
    KEE TAI Properties Co., Ltd.                          186,790   66,914
    Kenda Rubber Industrial Co., Ltd.                     162,825  206,646
    Kenmec Mechanical Engineering Co., Ltd.                68,000   28,672
    Kerry TJ Logistics Co., Ltd.                           61,000   80,416
*   Key Ware Electronics Co., Ltd.                         49,000   20,947
    Kindom Construction Corp.                             215,000  164,703
    King Chou Marine Technology Co., Ltd.                  28,220   30,807
    King Slide Works Co., Ltd.                              9,000  121,955
    King Yuan Electronics Co., Ltd.                       500,545  517,245
    King's Town Bank Co., Ltd.                            332,000  475,673
    Kingcan Holdings, Ltd.                                 17,712   15,678
    Kingpak Technology, Inc.                               10,000   94,528
    Kinik Co.                                              52,000  144,621
    Kinko Optical Co., Ltd.                                62,000   79,707
    Kinpo Electronics                                     563,000  207,708
    Kinsus Interconnect Technology Corp.                  106,000  183,231
    KMC Kuei Meng International, Inc.                      25,316  116,109
    KS Terminals, Inc.                                     47,162   93,836
    Kung Long Batteries Industrial Co., Ltd.               31,000  151,435
    Kung Sing Engineering Corp.                           121,000   70,330
*   Kuo Toong International Co., Ltd.                      90,103   64,823
*   Kuoyang Construction Co., Ltd.                        147,387   81,281
    Kwong Fong Industries Corp.                            48,915   28,158
    Kwong Lung Enterprise Co., Ltd.                        19,000   31,261
    L&K Engineering Co., Ltd.                              74,000   88,260
*   LAN FA Textile                                         88,922   27,878
    Land Mark Optoelectronics Corp.                        14,000  177,250
    Lanner Electronics, Inc.                               44,294   65,557
    Largan Precision Co., Ltd.                              5,000  685,291
    Laser Tek Taiwan Co., Ltd.                             20,000   20,791
    Laster Tech Corp., Ltd.                                17,000   42,370
    LCY Chemical Corp.                                    117,286  181,528
    Leader Electronics, Inc.                               40,000   12,487
*   Lealea Enterprise Co., Ltd.                           308,933  121,784
    Ledlink Optics, Inc.                                   18,900   28,904
    LEE CHI Enterprises Co., Ltd.                          96,000   37,874
    Lelon Electronics Corp.                                29,750   61,859
    Lemtech Holdings Co., Ltd.                             22,000  102,048
*   Leofoo Development Co., Ltd.                           72,917   20,204
*   LES Enphants Co., Ltd.                                 81,000   33,480

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
*   Lextar Electronics Corp.                                245,500 $  204,314
    Li Cheng Enterprise Co., Ltd.                            32,360     50,186
*   Li Peng Enterprise Co., Ltd.                            295,366     87,708
    Lian HWA Food Corp.                                      30,039     35,329
    Lida Holdings, Ltd.                                      18,000     64,878
    Lien Hwa Industrial Corp.                               270,505    350,367
    Lingsen Precision Industries, Ltd.                      142,000     74,339
    Lion Travel Service Co., Ltd.                             7,000     32,382
    Lite-On Semiconductor Corp.                              96,448    147,622
    Lite-On Technology Corp.                                828,164  1,217,057
    Long Bon International Co., Ltd.                        155,000     78,100
    Long Chen Paper Co., Ltd.                               238,570    273,134
    Longwell Co.                                             41,000    110,961
    Lotes Co., Ltd.                                          22,000    133,954
*   Lotus Pharmaceutical Co., Ltd.                           13,000     21,658
    Lu Hai Holding Corp.                                      6,599     10,614
    Lumax International Corp., Ltd.                          24,034     47,750
    Lung Yen Life Service Corp.                              29,000     66,748
*   LuxNet Corp.                                             24,000     30,088
    Macauto Industrial Co., Ltd.                             12,000     62,170
    Machvision, Inc.                                          5,000     54,018
    Macroblock, Inc.                                          4,200      9,590
*   Macronix International                                  559,777    876,265
    Mag Layers Scientific-Technics Co., Ltd.                 26,400     59,730
    Makalot Industrial Co., Ltd.                             71,630    325,125
    Marketech International Corp.                            45,000     61,949
    Masterlink Securities Corp.                             423,802    130,743
    Materials Analysis Technology, Inc.                      20,355     55,540
    Mayer Steel Pipe Corp.                                   29,700     14,411
    MediaTek, Inc.                                           79,048    808,834
    Mega Financial Holding Co., Ltd.                      1,327,365  1,151,383
    Meiloon Industrial Co.                                   29,050     33,821
    Mercuries & Associates Holding, Ltd.                    186,799    159,941
*   Mercuries Life Insurance Co., Ltd.                      310,349    170,289
    Merida Industry Co., Ltd.                                 6,940     32,725
    Merry Electronics Co., Ltd.                              63,734    399,349
    Micro-Star International Co., Ltd.                      263,394    869,170
*   Microbio Co., Ltd.                                       89,881     67,811
    Microlife Corp.                                          17,000     40,960
    Mildef Crete, Inc.                                       20,000     39,203
    MIN AIK Technology Co., Ltd.                             64,000     58,579
    Mirle Automation Corp.                                   49,806     91,809
    Mobiletron Electronics Co., Ltd.                         32,600     44,201
    momo.com, Inc.                                            8,000     72,118
*   Motech Industries, Inc.                                 155,752    121,008
    MPI Corp.                                                31,000     73,442
    Nak Sealing Technologies Corp.                           23,000     72,093
    Namchow Holdings Co., Ltd.                               74,000    157,075
    Nan Kang Rubber Tire Co., Ltd.                          118,183    109,787
    Nan Liu Enterprise Co., Ltd.                             12,000     66,673
    Nan Ren Lake Leisure Amusement Co., Ltd.                 50,000     13,966
    Nan Ya Plastics Corp.                                   148,187    406,846
    Nang Kuang Pharmaceutical co., Ltd.                      16,000     20,809

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
    Nantex Industry Co., Ltd.                              99,421 $   78,917
    Nanya Technology Corp.                                 86,110    233,728
    National Petroleum Co., Ltd.                           67,000     90,923
*   Neo Solar Power Corp.                                 346,548    165,117
    Nexcom International Co., Ltd.                         20,000     22,359
    Nichidenbo Corp.                                       24,696     32,121
    Nien Hsing Textile Co., Ltd.                           47,654     41,145
    Nien Made Enterprise Co., Ltd.                         21,000    215,706
    Novatek Microelectronics Corp.                        113,000    474,405
    Nuvoton Technology Corp.                               34,000     88,610
*   Ocean Plastics Co., Ltd.                               50,000     50,128
    On-Bright Electronics, Inc.                             8,160     80,477
    OptoTech Corp.                                        181,183    141,200
    Orient Europharma Co., Ltd.                             9,000     25,005
*   Orient Semiconductor Electronics, Ltd.                226,000     70,480
    Oriental Union Chemical Corp.                         212,992    218,031
    P-Duke Technology Co., Ltd.                            18,700     43,929
    Pacific Hospital Supply Co., Ltd.                      24,000     65,323
    Paiho Shih Holdings Corp.                              39,204     82,891
    Pan Jit International, Inc.                           158,940    198,202
    Pan-International Industrial Corp.                     77,000     66,903
    Parade Technologies, Ltd.                              23,000    480,518
    Paragon Technologies Co., Ltd.                         20,423     23,315
    PChome Online, Inc.                                     9,107     50,707
    PCL Technologies, Inc.                                 15,180     51,931
    Pegatron Corp.                                        504,261  1,364,289
    Pharmally International Holding Co., Ltd.               4,756     60,376
*   Phihong Technology Co., Ltd.                          148,272     67,623
    Phison Electronics Corp.                               40,000    407,569
    Phoenix Tours International, Inc.                       7,350      8,856
    Pixart Imaging, Inc.                                    7,000     33,221
    Planet Technology Corp.                                15,000     32,236
    Plotech Co., Ltd.                                      25,000     15,455
    Polytronics Technology Corp.                           23,000     44,140
    Posiflex Technology, Inc.                              19,698     94,977
    Pou Chen Corp.                                        563,528    757,494
*   Power Quotient International Co., Ltd.                 99,000     41,695
    Power Wind Health Industry, Inc.                        5,000     24,889
    Powertech Technology, Inc.                            267,900    870,132
    Poya International Co., Ltd.                           11,436    147,038
    President Chain Store Corp.                            29,768    294,562
*   President Securities Corp.                            375,361    198,420
    Primax Electronics, Ltd.                              156,000    441,161
*   Prime Electronics & Satellitics, Inc.                  29,400      9,119
    Prince Housing & Development Corp.                    469,000    202,528
    Pro Hawk Corp.                                          3,000     13,636
    Promate Electronic Co., Ltd.                           59,000     58,718
*   Promise Technology, Inc.                               34,874     12,433
    Qisda Corp.                                           715,875    521,570
    QST International Corp.                                21,000     81,429
    Qualipoly Chemical Corp.                               41,474     48,260
    Quang Viet Enterprise Co., Ltd.                         4,000     18,523
    Quanta Computer, Inc.                                 328,007    713,868

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Quintain Steel Co., Ltd.                                 62,050 $ 24,266
    Radiant Opto-Electronics Corp.                          198,782  504,576
*   Radium Life Tech Co., Ltd.                              285,030  118,857
    Rafael Microelectronics, Inc.                             8,000   52,991
    Realtek Semiconductor Corp.                              96,098  383,135
    Rechi Precision Co., Ltd.                               137,185  138,093
    Rich Development Co., Ltd.                              222,814   76,505
    RichWave Technology Corp.                                 7,000   20,815
*   Right WAY Industrial Co., Ltd.                           15,000   10,724
*   Ritek Corp.                                             774,055  148,992
*   Roo Hsing Co., Ltd.                                     126,000   80,180
    Rotam Global Agrosciences, Ltd.                          21,319   19,923
*   Ruentex Development Co., Ltd.                           225,102  258,339
    Ruentex Engineering & Construction Co.                   13,000   16,897
    Ruentex Industries, Ltd.                                 90,501  159,917
    Run Long Construction Co., Ltd.                          49,204   77,428
    Sagittarius Life Science Corp.                           12,000   26,003
    Sampo Corp.                                             174,000   79,807
    San Fang Chemical Industry Co., Ltd.                     60,648   69,710
    San Far Property, Ltd.                                   44,745   19,901
    San Shing Fastech Corp.                                  34,565   65,149
    Sanitar Co., Ltd.                                        16,000   23,694
    Sanyang Motor Co., Ltd.                                 227,900  164,621
    SCI Pharmtech, Inc.                                       9,450   19,501
    Scientech Corp.                                           8,000   23,405
    SDI Corp.                                                50,000  128,091
    Senao International Co., Ltd.                            39,000   68,559
    Senao Networks, Inc.                                      9,000   37,949
    Sercomm Corp.                                            96,000  275,276
    Sesoda Corp.                                             72,420   78,754
    Shan-Loong Transportation Co., Ltd.                      35,000   39,019
    Sharehope Medicine Co., Ltd.                             18,000   22,269
    Sheng Yu Steel Co., Ltd.                                 61,000   58,593
    ShenMao Technology, Inc.                                 44,922   41,302
    Shih Her Technologies, Inc.                              21,000   29,112
*   Shih Wei Navigation Co., Ltd.                            87,254   27,583
    Shin Kong Financial Holding Co., Ltd.                 2,230,176  818,224
    Shin Zu Shing Co., Ltd.                                  53,549  155,104
    Shinih Enterprise Co., Ltd.                              24,000   16,243
*   Shining Building Business Co., Ltd.                     126,065   48,590
    Shinkong Insurance Co., Ltd.                             75,000   76,088
    Shinkong Synthetic Fibers Corp.                         499,799  166,859
    Shinkong Textile Co., Ltd.                               59,000   90,981
    Shiny Chemical Industrial Co., Ltd.                      23,000   70,021
    Sigurd Microelectronics Corp.                           156,000  194,412
    Silergy Corp.                                             5,000  106,765
    Siliconware Precision Industries Co., Ltd.               98,033  169,392
    Simplo Technology Co., Ltd.                              63,600  405,886
    Sinbon Electronics Co., Ltd.                             83,616  235,080
    Sincere Navigation Corp.                                129,125   89,349
    Single Well Industrial Corp.                             15,000   14,434
    Sinher Technology, Inc.                                  24,000   40,657
    Sinmag Equipment Corp.                                   11,649   67,064

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Sino-American Silicon Products, Inc.                    224,000 $779,315
    Sinon Corp.                                             145,000   83,582
    SinoPac Financial Holdings Co., Ltd.                  2,179,106  750,842
    Sinphar Pharmaceutical Co., Ltd.                         34,977   27,113
    Sinyi Realty, Inc.                                       97,328  127,191
    Sirtec International Co., Ltd.                           76,000  104,212
    Sitronix Technology Corp.                                50,000  149,124
    Siward Crystal Technology Co., Ltd.                      48,000   36,410
*   Solar Applied Materials Technology Co.                   90,800   69,796
*   Solartech Energy Corp.                                  166,296   86,404
    Solteam Electronics Co., Ltd.                            19,190   26,341
    Sonix Technology Co., Ltd.                               63,000   75,847
    Southeast Cement Co., Ltd.                               33,000   15,850
    Sporton International, Inc.                              20,013  112,809
    St Shine Optical Co., Ltd.                               13,000  415,543
    Standard Chemical & Pharmaceutical Co., Ltd.             40,330   48,734
    Standard Foods Corp.                                     47,003  120,575
    Stark Technology, Inc.                                   32,800   41,010
    Sun Race Sturmey-Archer, Inc.                             8,000   25,196
    Sunny Friend Environmental Technology Co., Ltd.          15,000  116,421
    Sunonwealth Electric Machine Industry Co., Ltd.          86,000  175,434
    Sunrex Technology Corp.                                  48,714   29,011
    Sunspring Metal Corp.                                    47,000   57,509
    Supreme Electronics Co., Ltd.                           168,305  163,496
    Swancor Holding Co., Ltd.                                31,000   87,714
    Sweeten Real Estate Development Co., Ltd.                23,805   13,911
    Syncmold Enterprise Corp.                                57,000  124,047
    Synmosa Biopharma Corp.                                  23,000   21,223
    Synnex Technology International Corp.                   284,810  402,719
    Sysage Technology Co., Ltd.                              14,553   15,616
*   Sysgration                                               41,000   10,927
    Systex Corp.                                             76,000  156,034
    T-Mac Techvest PCB Co., Ltd.                             42,000   17,494
    T3EX Global Holdings Corp.                               23,000   18,345
    TA Chen Stainless Pipe                                  287,176  239,532
    Ta Liang Technology Co., Ltd.                             8,000   14,843
*   Ta Ya Electric Wire & Cable                             250,000  113,894
    Ta Yih Industrial Co., Ltd.                              16,000   42,923
    TA-I Technology Co., Ltd.                                54,752   60,872
    Tah Hsin Industrial Corp.                                 9,900    8,926
    Tai Tung Communication Co., Ltd.                         38,000   26,919
    Taichung Commercial Bank Co., Ltd.                      855,658  296,445
    TaiDoc Technology Corp.                                  25,323   82,548
    Taiflex Scientific Co., Ltd.                             83,640  151,828
    Taimide Tech, Inc.                                       44,050  120,712
    Tainan Enterprises Co., Ltd.                             37,000   30,597
    Tainan Spinning Co., Ltd.                               459,171  217,035
*   Tainergy Tech Co., Ltd.                                  85,000   36,152
    Taishin Financial Holding Co., Ltd.                   1,112,892  560,659
*   Taisun Enterprise Co., Ltd.                              62,603   34,916
*   Taita Chemical Co., Ltd.                                107,424   51,010
    Taiwan Acceptance Corp.                                  66,000  256,993
    Taiwan Business Bank                                  1,313,791  389,431

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Taiwan Cement Corp.                                     831,277 $1,073,572
    Taiwan Chinsan Electronic Industrial Co., Ltd.           35,000     83,904
    Taiwan Cogeneration Corp.                               132,993    120,426
    Taiwan Cooperative Financial Holding Co., Ltd.        1,042,728    620,584
    Taiwan FamilyMart Co., Ltd.                               6,000     39,150
    Taiwan Fertilizer Co., Ltd.                             234,000    320,735
    Taiwan Fire & Marine Insurance Co., Ltd.                 50,040     35,858
    Taiwan FU Hsing Industrial Co., Ltd.                     64,000     82,204
*   Taiwan Glass Industry Corp.                             349,672    232,723
    Taiwan High Speed Rail Corp.                             92,000     75,204
    Taiwan Hon Chuan Enterprise Co., Ltd.                   115,421    222,520
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.           85,000     58,280
*   Taiwan Land Development Corp.                           333,640    116,208
    Taiwan Line Tek Electronic                               11,337     12,139
    Taiwan Mobile Co., Ltd.                                  55,800    213,408
*   Taiwan Navigation Co., Ltd.                              73,000     41,299
    Taiwan Paiho, Ltd.                                       87,892    302,276
    Taiwan PCB Techvest Co., Ltd.                           140,800    150,998
*   Taiwan Prosperity Chemical Corp.                         19,000     23,824
*   Taiwan Pulp & Paper Corp.                               141,280     92,567
    Taiwan Sakura Corp.                                      46,512     64,607
    Taiwan Sanyo Electric Co., Ltd.                          12,750     10,569
    Taiwan Secom Co., Ltd.                                   30,330     93,752
    Taiwan Semiconductor Co., Ltd.                          108,000    267,606
    Taiwan Semiconductor Manufacturing Co., Ltd.            454,465  3,971,707
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                         116,749  5,289,897
    Taiwan Shin Kong Security Co., Ltd.                      63,630     84,547
    Taiwan Styrene Monomer                                  203,833    149,091
    Taiwan Surface Mounting Technology Corp.                125,867    131,350
    Taiwan TEA Corp.                                        287,704    150,914
    Taiwan Union Technology Corp.                            86,000    265,395
    Taiyen Biotech Co., Ltd.                                 48,000     46,409
*   Tatung Co., Ltd.                                        283,452    232,441
    TCI Co., Ltd.                                            10,356    118,442
    Te Chang Construction Co., Ltd.                          23,562     16,202
    Teco Electric and Machinery Co., Ltd.                   469,000    451,627
    Tehmag Foods Corp.                                        5,500     43,813
    Test Research, Inc.                                      66,532    103,602
    Test Rite International Co., Ltd.                       119,389     93,563
*   Tex-Ray Industrial Co., Ltd.                             59,000     26,074
    Thinking Electronic Industrial Co., Ltd.                 38,000    111,225
    Thye Ming Industrial Co., Ltd.                           65,850     89,949
    Ton Yi Industrial Corp.                                 291,200    138,356
    Tong Hsing Electronic Industries, Ltd.                   38,000    154,776
    Tong Yang Industry Co., Ltd.                            171,041    314,776
    Tong-Tai Machine & Tool Co., Ltd.                        76,160     53,177
    TOPBI International Holdings, Ltd.                       22,156     82,722
    Topco Scientific Co., Ltd.                               48,945    149,094
    Topkey Corp.                                              6,000     18,328
    Topoint Technology Co., Ltd.                             74,494     53,416
    Toung Loong Textile Manufacturing                        40,000     98,735
*   TPK Holding Co., Ltd.                                   138,000    490,819
    Transcend Information, Inc.                              49,483    143,034

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Tripod Technology Corp.                                 193,970 $  625,197
    TrueLight Corp.                                          30,800     42,294
    Tsang Yow Industrial Co., Ltd.                           31,000     36,614
    Tsann Kuen Enterprise Co., Ltd.                          29,913     24,530
    TSC Auto ID Technology Co., Ltd.                         10,300     94,354
*   TSEC Corp.                                               74,372     25,009
    TSRC Corp.                                              182,717    224,798
    Ttet Union Corp.                                         15,000     46,926
    TTFB Co., Ltd.                                            6,000     47,538
    TTY Biopharm Co., Ltd.                                   45,267    161,738
    Tung Ho Steel Enterprise Corp.                          307,254    274,953
    Tung Thih Electronic Co., Ltd.                           20,492    110,929
    TURVO International Co., Ltd.                            23,776     86,450
    TXC Corp.                                               118,411    166,641
    TYC Brother Industrial Co., Ltd.                         86,000     94,935
*   Tycoons Group Enterprise                                127,354     29,659
    Tyntek Corp.                                            103,167     60,204
    U-Ming Marine Transport Corp.                           174,000    230,854
    UDE Corp.                                                18,000     33,659
    Ultra Chip, Inc.                                         58,000     81,612
    Uni-President Enterprises Corp.                         395,948    950,468
    Unimicron Technology Corp.                              558,356    406,883
    Union Bank Of Taiwan                                    350,103    114,320
*   Union Insurance Co., Ltd.                                 5,324      3,546
*   Unitech Printed Circuit Board Corp.                     219,629    174,473
    United Integrated Services Co., Ltd.                     66,000    134,269
    United Microelectronics Corp.                         3,667,453  1,789,894
    United Orthopedic Corp.                                  24,924     53,656
    United Radiant Technology                                61,000     39,863
*   Unity Opto Technology Co., Ltd.                         115,929     46,908
    Universal Cement Corp.                                  169,340    132,578
*   Universal Microelectronics Co., Ltd.                     22,000     15,029
    Universal Microwave Technology, Inc.                     14,000     36,382
    Unizyx Holding Corp.                                    133,000     70,452
    UPC Technology Corp.                                    327,458    206,359
    Userjoy Technology Co., Ltd.                              5,502     17,920
    USI Corp.                                               409,668    218,417
    Usun Technology Co., Ltd.                                22,000     39,913
    Utechzone Co., Ltd.                                      22,000     37,259
    Vanguard International Semiconductor Corp.              202,000    455,305
    Visual Photonics Epitaxy Co., Ltd.                       89,475    360,643
    Vivotek, Inc.                                            28,000     89,034
    Voltronic Power Technology Corp.                          2,100     37,280
    Waffer Technology Co., Ltd.                              16,000     10,461
*   Wah Hong Industrial Corp.                                 3,423      2,390
    Wah Lee Industrial Corp.                                 62,000    121,672
    Walsin Lihwa Corp.                                    1,260,000    723,396
    Walton Advanced Engineering, Inc.                       118,385     58,100
    Wan Hai Lines, Ltd.                                     271,557    173,290
    Waterland Financial Holdings Co., Ltd.                  387,000    132,494
*   Wei Chuan Foods Corp.                                    93,000     74,964
    Weikeng Industrial Co., Ltd.                             95,448     66,172
    Well Shin Technology Co., Ltd.                           44,000     85,076

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
TAIWAN -- (Continued)
    Win Semiconductors Corp.                               102,868 $    919,037
    Winbond Electronics Corp.                            1,281,117    1,035,938
    Winstek Semiconductor Co., Ltd.                         11,000       11,219
    Wintek Corp.                                           312,087        3,674
    Wisdom Marine Lines Co., Ltd.                          127,052      126,557
    Wisechip Semiconductor, Inc.                             7,000       24,088
    Wistron Corp.                                          809,724      679,438
    Wistron NeWeb Corp.                                    105,366      313,629
    Wowprime Corp.                                          31,000      144,122
    WPG Holdings, Ltd.                                     398,301      542,979
    WT Microelectronics Co., Ltd.                          203,836      328,424
    XAC Automation Corp.                                    52,000       77,602
    XPEC Entertainment, Inc.                                 5,612          478
    Xxentria Technology Materials Corp.                     48,306      105,972
    Yageo Corp.                                            107,888    1,425,826
*   Yang Ming Marine Transport Corp.                       366,428      145,658
    YC Co., Ltd.                                           148,946       75,361
    YC INOX Co., Ltd.                                      112,200      102,744
    Yea Shin International Development Co., Ltd.            35,000       21,360
    Yeong Guan Energy Technology Group Co., Ltd.            30,432       77,323
    YFC-Boneagle Electric Co., Ltd.                         45,000       70,687
*   YFY, Inc.                                              528,000      246,193
    Yi Jinn Industrial Co., Ltd.                           114,700       53,909
    Yieh Phui Enterprise Co., Ltd.                         418,816      165,926
    Yonyu Plastics Co., Ltd.                                36,400       45,473
*   Young Optics, Inc.                                      28,000       61,203
    Youngtek Electronics Corp.                              51,120      104,031
    Yuanta Financial Holding Co., Ltd.                   1,410,991      676,777
    Yuanta Futures Co., Ltd.                                29,000       44,383
    Yulon Motor Co., Ltd.                                  304,223      248,035
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.        32,000       89,812
    Yungshin Construction & Development Co., Ltd.           24,000       26,324
    YungShin Global Holding Corp.                           40,950       57,493
    Yungtay Engineering Co., Ltd.                          126,000      237,173
    Zeng Hsing Industrial Co., Ltd.                         21,423       94,468
    Zenitron Corp.                                          87,000       62,103
    Zero One Technology Co., Ltd.                           33,000       21,657
    Zhen Ding Technology Holding, Ltd.                     171,650      392,428
    Zig Sheng Industrial Co., Ltd.                         200,543       81,533
    Zinwell Corp.                                           91,000       90,359
    Zippy Technology Corp.                                  50,000       59,168
    ZongTai Real Estate Development Co., Ltd.               60,753       41,247
                                                                   ------------
TOTAL TAIWAN                                                        137,980,857
                                                                   ------------
THAILAND -- (0.7%)
    Advanced Info Service PCL                               30,200      185,616
    Advanced Information Technology PCL Class F             27,600       27,538
    Airports of Thailand PCL                               211,000      471,584
*   AJ Advance Technology PCL Class F                      749,800       12,449
    AJ Plast PCL                                            42,900       19,587
    Amata Corp. PCL                                        172,300      141,658
    Ananda Development PCL                                 520,700       93,101

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
THAILAND -- (Continued)
    AP Thailand PCL                                         542,404 $153,265
    Asia Aviation PCL                                       627,800  114,255
    Asia Plus Group Holdings PCL                            359,800   47,560
    Asia Sermkij Leasing PCL                                 53,000   40,275
    Asian Insulators PCL                                    416,640    3,218
    Bangchak Corp. PCL                                      238,100  317,391
    Bangkok Aviation Fuel Services PCL                      105,350  148,001
    Bangkok Bank PCL                                         26,400  187,126
    Bangkok Chain Hospital PCL                              245,675  127,073
    Bangkok Dusit Medical Services PCL Class F              297,700  205,310
    Bangkok Expressway & Metro PCL                          969,402  239,874
    Bangkok Land PCL                                      3,640,700  201,099
    Bangkok Life Assurance PCL                               78,400   92,618
    Bangkok Ranch PCL                                       202,500   46,875
    Banpu PCL(BJFHBT4)                                      203,300  147,996
    Banpu PCL(6368348)                                      204,750  149,052
    Beauty Community PCL                                    172,300  122,128
    BEC World PCL                                           336,700  125,779
    Berli Jucker PCL                                        200,900  368,830
    Better World Green PCL                                  408,300   17,078
    Big Camera Corp. PCL                                    297,600   27,366
    BJC Heavy Industries PCL Class F                        114,800   12,756
    BTS Group Holdings PCL                                  174,100   44,748
    Bumrungrad Hospital PCL                                  20,000  125,160
    Buriram Sugar PCL Class F                               123,700   31,596
    Cal-Comp Electronics Thailand PCL Class F               604,518   54,430
    Carabao Group PCL Class F                                35,800   94,301
    Central Pattana PCL                                     136,400  361,469
    Central Plaza Hotel PCL                                 177,700  293,613
    CH Karnchang PCL                                         53,300   45,523
    Charoen Pokphand Foods PCL                              772,700  597,041
    Christiani & Nielsen Thai Class F                        85,000    8,793
    Chularat Hospital PCL Class F                           686,800   44,296
    CK Power PCL                                            742,000  102,345
    Com7 PCL Class F                                        114,200   63,444
*   Country Group Development PCL                           645,200   28,428
    CP ALL PCL                                               78,500  199,884
    Delta Electronics Thailand PCL                           70,200  172,586
    Dhipaya Insurance PCL                                    57,800   89,044
    Diamond Building Products PCL                             8,300    1,564
    Dynasty Ceramic PCL                                     508,800   58,808
    Eastern Polymer Group PCL Class F                       155,800   50,242
    Eastern Printing PCL(B13J3C3)                            10,192    1,367
    Eastern Printing PCL(B13J3B2)                           203,840   27,335
    Eastern Water Resources Development and Management
      PCL Class F                                           230,000   88,857
    Electricity Generating PCL                               22,300  155,217
    Energy Absolute PCL                                     142,800  308,898
    Energy Earth PCL                                        301,400    5,269
    Erawan Group PCL (The)                                  556,600  148,391
*   Esso Thailand PCL                                       531,600  322,490
    Forth Corp. PCL                                         142,300   32,031
    Forth Smart Service PCL                                  64,700   32,019
    GFPT PCL                                                173,500   74,231

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
THAILAND -- (Continued)
    Global Power Synergy PCL Class F                        109,000 $289,727
    Glow Energy PCL                                          68,800  187,267
    Golden Land Property Development PCL                    147,900   41,556
    Grand Canal Land PCL                                    102,200    5,971
    Group Lease PCL                                          13,500    2,177
    Hana Microelectronics PCL                                59,200   80,332
    Home Product Center PCL                                 427,857  193,984
*   Ichitan Group PCL                                        66,800   20,475
    Indorama Ventures PCL                                   343,300  613,819
*   Inter Far East Energy Corp. Class F                     371,200    6,889
    Interlink Communication PCL                              28,700    9,622
    Intouch Holdings PCL                                     37,900   69,580
    IRPC PCL                                              2,006,200  470,804
    Italian-Thai Development PCL                            894,554  113,105
    Jasmine International PCL                             1,072,900  265,484
    Jaymart PCL                                             176,866  134,400
    JMT Network Services PCL                                 15,600   18,180
    Kang Yong Electric PCL                                    1,400   21,367
    Karmarts PCL                                             66,300   16,300
    Kasikornbank PCL(6888794)                                26,900  198,400
    Kasikornbank PCL(6364766)                                76,200  559,579
    KCE Electronics PCL                                      75,000  178,400
    KGI Securities Thailand PCL                             355,800   57,369
    Khon Kaen Sugar Industry PCL                            598,884   83,752
    Kiatnakin Bank PCL                                       98,400  256,839
    Krung Thai Bank PCL                                     558,775  356,817
    Krungthai Card PCL                                       38,400  294,253
    Lam Soon Thailand PCL                                    77,800   14,780
    Land & Houses PCL                                       260,000   96,296
    Lanna Resources PCL                                     105,750   64,152
    LH Financial Group PCL                                2,042,700  112,831
    Loxley PCL                                              518,575   43,711
    LPN Development PCL                                     304,200  115,580
    Major Cineplex Group PCL                                134,600  127,853
    Malee Group PCL                                          33,600   38,352
    MBK PCL                                                 183,000  125,038
    MC Group PCL                                            104,500   50,048
*   MCOT PCL                                                 60,600   21,090
    MCS Steel PCL                                           132,000   52,261
    Mega Lifesciences PCL                                    88,700  131,691
    Minor International PCL                                 116,856  164,165
    MK Restaurants Group PCL                                 48,200  134,658
    Mono Technology PCL Class F                             365,400   55,767
    Muangthai Leasing PCL Class F                            68,900   94,045
    Namyong Terminal PCL                                     52,000   10,377
    Origin Property PCL                                      78,700   55,030
    PCS Machine Group Holding PCL                            41,000   10,669
    Plan B Media Pcl                                        230,500   50,413
    Platinum Group PCL (The) Class F                         28,600    7,853
    Polyplex Thailand PCL                                   146,200   68,619
*   Precious Shipping PCL                                   247,500   90,086
    Premier Marketing PCL                                   112,400   47,731
*   Principal Capital PCL                                   136,700   25,533

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
    Property Perfect PCL                                    613,500 $   16,454
    Pruksa Holding PCL                                      283,400    218,974
    PTG Energy PCL                                          162,900    111,305
    PTT Exploration & Production PCL                        233,985    889,023
    PTT Global Chemical PCL                                 136,845    420,541
    PTT PCL(6420390)                                        159,894  2,511,745
    PTT PCL(6420408)                                         18,900    296,897
    Quality Houses PCL                                    2,131,242    217,751
    Raimon Land PCL                                         477,500     14,636
    Ratchaburi Electricity Generating Holding
      PCL(6362771)                                           12,000     20,977
    Ratchaburi Electricity Generating Holding
      PCL(6294249)                                           47,699     83,382
    Ratchthani Leasing PCL                                  440,400    143,425
*   Regional Container Lines PCL                            173,100     51,952
    Robinson PCL                                             26,600     60,937
    Rojana Industrial Park PCL                              383,190     92,983
*   RS PCL                                                  136,700    133,121
    S 11 Group PCL                                           82,600     21,098
    Samart Corp. PCL                                        159,200     56,930
*   Samart Digital Public Co., Ltd.                         467,600      7,465
    Samart Telcoms PCL                                      110,000     41,794
    Sansiri PCL                                           2,501,133    174,089
    Sappe PCL                                                47,200     43,327
    SC Asset Corp. PCL                                      641,562     82,756
    Scan Inter PCL Class F                                   91,000     14,818
    Siam Cement PCL (The)                                    11,400    179,080
    Siam City Cement PCL                                     25,135    215,878
    Siam Commercial Bank PCL (The)(6889935)                  50,400    253,448
    Siam Commercial Bank PCL (The)(6363172)                  30,100    151,365
    Siam Future Development PCL                             177,360     50,966
    Siam Global House PCL                                   188,599    102,369
    Siam Wellness Group PCL Class F                          37,400     26,032
    Siamgas & Petrochemicals PCL                            168,600    166,877
*   Singha Estate PCL                                       314,664     32,350
    Sino-Thai Engineering & Construction PCL(6541484)        83,571     65,907
    Sino-Thai Engineering & Construction PCL(6541473)        67,200     52,996
    SNC Former PCL                                            8,800      3,962
    Somboon Advance Technology PCL                           37,250     24,025
    SPCG PCL                                                237,700    185,940
    Sri Ayudhya Capital PCL                                   6,800      7,382
    Sri Trang Agro-Industry PCL(B05BPF7)                    127,320     50,408
    Sri Trang Agro-Industry PCL(B05BPH9)                    126,360     50,028
    Sriracha Construction PCL                                44,200     28,084
    Srithai Superware PCL                                   372,000     16,985
    Star Petroleum Refining PCL                             539,000    287,398
    STP & I PCL                                             269,720     50,809
    Supalai PCL                                             263,100    197,409
*   Superblock PCL                                        3,552,200    132,697
    SVI PCL                                                 459,600     62,513
    Synnex Thailand PCL                                      79,800     38,728
    Syntec Construction PCL                                 228,200     42,988
    Taokaenoi Food & Marketing PCL                          104,600     74,476
    Tapaco PCL                                               26,500     10,830
*   Tata Steel Thailand PCL                               1,030,600     32,905

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    Thai Agro Energy PCL Class F                              9,690 $       829
*   Thai Airways International PCL(6888868)                 320,400     168,793
*   Thai Airways International PCL(6364971)                  60,600      31,925
    Thai Metal Trade PCL                                     93,800      50,913
    Thai Oil PCL                                            171,100     559,954
    Thai Reinsurance PCL                                    426,400      24,914
    Thai Solar Energy PCL Class F                           134,600      19,425
    Thai Stanley Electric PCL Class F                         9,600      69,579
    Thai Union Group PCL Class F                            419,840     277,480
    Thai Vegetable Oil PCL                                  141,700     153,825
    Thai Wah PCL Class F                                    109,900      36,844
    Thaicom PCL(B014K00)                                    109,200      40,793
    Thaicom PCL(B014JY7)                                     80,600      30,109
    Thaifoods Group PCL Class F                             383,800      67,398
    Thaire Life Assurance PCL Class F                       112,800      43,939
    Thanachart Capital PCL                                  221,100     416,504
    Thitikorn PCL                                            40,900      22,330
    Thoresen Thai Agencies PCL                              232,351      65,284
    TICON Industrial Connection PCL Class F                 103,950      57,750
    Tipco Asphalt PCL                                       230,300     169,122
    TIPCO Foods PCL                                          85,900      41,963
    Tisco Financial Group PCL                               111,900     316,193
    TMB Bank PCL                                          3,517,500     325,694
*   Total Access Communication PCL(B1YWK08)                  46,900      73,749
*   Total Access Communication PCL(B231MK7)                 141,800     222,977
    TPI Polene PCL                                        2,529,500     172,833
    TRC Construction PCL                                    484,300      15,618
*   True Corp. PCL(BYM8V06)                                 498,742     107,487
*   True Corp. PCL(6363923)                                 999,565     215,424
    TTCL PCL                                                 19,363      12,859
    TTW PCL                                                 346,900     146,203
    Unique Engineering & Construction PCL                   167,945      85,796
    United Paper PCL                                         78,300      25,250
    Univanich Palm Oil PCL                                   44,900      11,540
    Univentures PCL                                         305,200     100,369
    Vanachai Group PCL                                      244,900      86,794
    VGI Global Media PCL                                    546,300     112,504
    Vibhavadi Medical Center PCL                          1,436,000     115,540
    Vinythai PCL(6367453)                                   124,200     113,017
    Vinythai PCL(6928623)                                    32,400      29,483
    WHA Corp. PCL                                           915,000     123,285
    Workpoint Entertainment PCL                              61,000     162,141
                                                                    -----------
TOTAL THAILAND                                                       27,110,599
                                                                    -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                        20,624      34,241
    Akbank Turk A.S.                                        195,140     565,601
    Akcansa Cimento A.S.                                     27,303      82,812
*   Akenerji Elektrik Uretim A.S.                           162,113      43,948
    Aksa Akrilik Kimya Sanayii A.S.                          39,206     155,967
*   Aksa Enerji Uretim A.S.                                  22,048      29,293
*   Aksigorta A.S.                                           43,619      46,136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
TURKEY -- (Continued)
    Alarko Holding A.S.                                    34,584 $ 65,880
    Albaraka Turk Katilim Bankasi A.S.                    107,822   45,836
    Alkim Alkali Kimya A.S.                                 4,271   29,094
    Anadolu Anonim Turk Sigorta Sirketi                    54,184   53,802
    Anadolu Cam Sanayii A.S.                              110,050   96,287
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.            42,677  316,348
    Anadolu Hayat Emeklilik A.S.                           18,435   36,517
    Arcelik A.S.                                           51,966  263,298
    Aselsan Elektronik Sanayi Ve Ticaret A.S.              17,666  156,195
    Aygaz A.S.                                              4,128   17,487
*   Bagfas Bandirma Gubre Fabrikalari A.S.                  9,788   26,945
*   Baticim Bati Anadolu Cimento Sanayii A.S.              15,198   41,445
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.     44,015   47,183
    BIM Birlesik Magazalar A.S.                            12,320  245,585
    Bolu Cimento Sanayii A.S.                              27,500   44,193
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.         20,919   80,716
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.            6,918   16,861
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.       14,428   30,352
    Bursa Cimento Fabrikasi A.S.                           21,402   32,236
    Cemtas Celik Makina Sanayi Ve Ticaret A.S.             30,838   46,960
    Cimsa Cimento Sanayi VE Ticaret A.S.                   25,331   94,183
    Coca-Cola Icecek A.S.                                  11,759  112,484
*   Deva Holding A.S.                                      18,253   22,938
*   Dogan Sirketler Grubu Holding A.S.                    585,641  132,416
*   Dogus Otomotiv Servis ve Ticaret A.S.                  14,293   33,728
    EGE Endustri VE Ticaret A.S.                              615   57,827
    Enka Insaat ve Sanayi A.S.                             38,856   58,366
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.            2,159   56,184
    Eregli Demir ve Celik Fabrikalari TAS                 297,778  787,307
*   Fenerbahce Futbol A.S.                                  4,679   41,780
    Ford Otomotiv Sanayi A.S.                               9,472  151,209
*   Global Yatirim Holding A.S.                            67,511   86,958
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.    1,952   35,187
    Goodyear Lastikleri TAS                                57,623   64,181
*   GSD Holding AS                                         90,000   20,828
*   Gubre Fabrikalari TAS                                  15,038   17,980
*   Ihlas Holding A.S.                                    420,638   58,167
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                          6,326   25,945
*   Is Finansal Kiralama A.S.                             149,191   59,897
*   Izmir Demir Celik Sanayi A.S.                          54,984   46,620
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class A                                             100,053   83,554
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class B                                              53,420   44,736
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
*     Class D                                             328,702  295,145
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                93,429   55,107
    KOC Holding A.S.                                       87,650  426,492
    Konya Cimento Sanayii A.S.                                 12      835
    Kordsa Teknik Tekstil AS                               25,773   55,936
*   Koza Altin Isletmeleri A.S.                             8,332   84,446
    Mardin Cimento Sanayii ve Ticaret A.S.                 11,884   13,540
*   Metro Ticari ve Mali Yatirimlar Holding A.S.          118,522   28,665
*   Migros Ticaret A.S.                                     9,651   67,330
*   NET Holding A.S.                                      106,088   69,165
*   Netas Telekomunikasyon A.S.                            19,492   80,687

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
TURKEY -- (Continued)
    Nuh Cimento Sanayi A.S.                                18,387 $    56,754
    Otokar Otomotiv Ve Savunma Sanayi A.S.                  1,350      44,310
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
*     A.S.                                                 24,287      25,848
    Petkim Petrokimya Holding A.S.                        151,681     320,353
    Pinar Entegre Et ve Un Sanayi A.S.                        487       1,427
    Pinar SUT Mamulleri Sanayii A.S.                        3,514      12,104
    Polisan Holding A.S.                                    8,489      23,820
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.    20,030      17,536
*   Sekerbank TAS                                         197,155      97,337
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.              53,945      57,278
    Soda Sanayii A.S.                                     106,149     143,442
    Tat Gida Sanayi A.S.                                   40,171      61,858
    TAV Havalimanlari Holding A.S.                         56,846     334,529
    Tekfen Holding A.S.                                    52,620     226,686
    Tofas Turk Otomobil Fabrikasi A.S.                     17,801     150,761
    Trakya Cam Sanayii A.S.                               189,273     243,229
    Tupras Turkiye Petrol Rafinerileri A.S.                10,977     336,708
*   Turk Hava Yollari AO                                  226,248     991,239
*   Turk Telekomunikasyon A.S.                              7,248      12,193
    Turk Traktor ve Ziraat Makineleri A.S.                  4,531      95,169
    Turkcell Iletisim Hizmetleri A.S.                      74,204     307,934
    Turkcell Iletisim Hizmetleri A.S. ADR                   9,157      95,691
    Turkiye Garanti Bankasi A.S.                          177,954     580,503
    Turkiye Halk Bankasi A.S.                             132,123     355,633
    Turkiye Is Bankasi Class C                            243,241     519,746
    Turkiye Sinai Kalkinma Bankasi A.S.                   484,666     208,784
    Turkiye Sise ve Cam Fabrikalari A.S.                  351,065     465,992
    Turkiye Vakiflar Bankasi TAO Class D                  378,809     756,392
    Ulker Biskuvi Sanayi A.S.                              18,064     114,067
*   Vestel Elektronik Sanayi ve Ticaret A.S.               48,939     133,085
*   Yapi ve Kredi Bankasi A.S.                            122,290     151,327
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.            3,132      21,005
*   Zorlu Enerji Elektrik Uretim A.S.                     117,903      62,937
                                                                  -----------
TOTAL TURKEY                                                       12,946,718
                                                                  -----------
UNITED KINGDOM -- (11.4%)
    4imprint Group P.L.C.                                     532      15,103
    888 Holdings P.L.C.                                    98,636     394,732
    A.G. Barr P.L.C.                                       46,344     422,525
    AA P.L.C.                                             148,163     265,160
    Acacia Mining P.L.C.                                   78,757     207,933
    Admiral Group P.L.C.                                   29,062     763,198
    Aggreko P.L.C.                                        129,052   1,478,225
    Air Partner P.L.C.                                      8,993      18,245
*   Aldermore Group P.L.C.                                 13,956      61,722
    Anglo American P.L.C.                                 444,183  10,767,403
    Anglo-Eastern Plantations P.L.C.                          542       5,850
    Antofagasta P.L.C.                                    116,488   1,541,721
    Arrow Global Group P.L.C.                              64,942     376,393
    Ashmore Group P.L.C.                                  156,032     952,463
    Ashtead Group P.L.C.                                  118,226   3,534,137
    Associated British Foods P.L.C.                        21,288     825,649

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    AstraZeneca P.L.C.                                      1,641 $   113,907
    AstraZeneca P.L.C. Sponsored ADR                      109,044   3,823,083
    Auto Trader Group P.L.C.                              239,350   1,223,749
    AVEVA Group P.L.C.                                     13,180     558,867
    Aviva P.L.C.                                          480,054   3,502,193
    Avon Rubber P.L.C.                                      1,734      30,950
    B&M European Value Retail SA                          313,529   1,850,602
    Babcock International Group P.L.C.                    169,485   1,650,867
    BAE Systems P.L.C.                                    298,043   2,514,609
    Balfour Beatty P.L.C.                                 204,717     821,468
    Barclays P.L.C.                                       458,755   1,304,658
    Barclays P.L.C. Sponsored ADR                         154,832   1,760,440
    Barratt Developments P.L.C.                           285,381   2,370,605
    BBA Aviation P.L.C.                                   277,237   1,385,586
    Beazley P.L.C.                                        254,148   1,919,758
    Bellway P.L.C.                                         64,145   3,023,910
    Berkeley Group Holdings P.L.C.                         45,811   2,579,429
    BGEO Group P.L.C.                                       8,735     454,093
    BHP Billiton P.L.C.                                   133,997   2,984,143
    BHP Billiton P.L.C. ADR                                75,383   3,356,051
    Bloomsbury Publishing P.L.C.                            5,758      15,137
    Bodycote P.L.C.                                        92,247   1,265,838
    Booker Group P.L.C.                                   343,619   1,105,038
    Bovis Homes Group P.L.C.                               51,320     797,966
    BP P.L.C.                                               1,306       9,318
    BP P.L.C. Sponsored ADR                               339,861  14,542,656
    Braemar Shipping Services P.L.C.                        3,998      14,801
    Brewin Dolphin Holdings P.L.C.                        119,754     634,958
    British American Tobacco P.L.C.                        27,852   1,903,591
    British American Tobacco P.L.C. Sponsored ADR          33,528   2,283,257
    Britvic P.L.C.                                        103,017   1,074,304
    BT Group P.L.C.                                       281,752   1,029,395
    BT Group P.L.C. Sponsored ADR                          35,000     656,600
*   BTG P.L.C.                                             53,037     560,013
    Bunzl P.L.C.                                           37,449   1,095,481
    Burberry Group P.L.C.                                  60,755   1,362,525
    Cambian Group P.L.C.                                   15,995      44,126
    Capita P.L.C.                                         111,973     289,825
    Capital & Counties Properties P.L.C.                  203,314     853,835
*   Carclo P.L.C.                                          13,633      16,168
    Card Factory P.L.C.                                   114,787     313,826
    Carillion P.L.C.                                      188,086      39,698
    Carnival P.L.C.                                        12,171     858,721
    Carnival P.L.C. ADR                                    12,230     872,366
*   Carpetright P.L.C.                                      8,258       9,912
    Carr's Group P.L.C.                                     9,590      19,500
    Castings P.L.C.                                         1,976      12,918
    Centamin P.L.C.                                       522,742   1,209,497
    Centrica P.L.C.                                       539,221   1,023,095
    Charles Stanley Group P.L.C.                              382       2,074
    Chemring Group P.L.C.                                  95,030     258,714
    Chesnara P.L.C.                                        26,225     145,701
    Cineworld Group P.L.C.                                 88,679     649,180

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
*   Circassia Pharmaceuticals P.L.C.                       17,287 $   23,436
    City of London Investment Group P.L.C.                  4,254     26,878
    Clarkson P.L.C.                                         3,149    141,043
    Close Brothers Group P.L.C.                            89,669  2,004,899
    CLS Holdings P.L.C.                                     7,583     25,483
    CMC Markets P.L.C.                                     14,642     33,087
*   Cobham P.L.C.                                         995,518  1,848,690
    Coca-Cola HBC AG                                       48,919  1,643,456
    Communisis P.L.C.                                      82,370     79,416
    Compass Group P.L.C.                                   92,405  1,945,577
    Computacenter P.L.C.                                   29,105    470,586
    Connect Group P.L.C.                                   55,168     58,546
    Consort Medical P.L.C.                                 11,797    200,622
    Costain Group P.L.C.                                   59,571    388,258
*   Countrywide P.L.C.                                      6,595      7,972
    Cranswick P.L.C.                                       23,123    964,094
    Crest Nicholson Holdings P.L.C.                       114,053    818,662
    Croda International P.L.C.                             27,658  1,760,244
    Daily Mail & General Trust P.L.C.                      90,710    821,624
    Dairy Crest Group P.L.C.                               66,870    559,387
    DCC P.L.C.                                             19,589  2,058,938
    De La Rue P.L.C.                                       39,052    346,181
    Debenhams P.L.C.                                      560,309    239,148
    Dechra Pharmaceuticals P.L.C.                          22,668    771,722
    Devro P.L.C.                                           96,733    309,982
    Diageo P.L.C.                                          19,831    713,764
    Diageo P.L.C. Sponsored ADR                            15,795  2,273,848
*   Dialight P.L.C.                                         7,092     65,312
    Dignity P.L.C.                                         13,885    161,054
    Diploma P.L.C.                                         53,449    886,507
    Direct Line Insurance Group P.L.C.                    455,456  2,387,872
    DiscoverIE Group P.L.C.                                 6,517     35,187
    Dixons Carphone P.L.C.                                264,749    736,092
    Domino's Pizza Group P.L.C.                           109,110    523,369
    Drax Group P.L.C.                                     181,021    667,357
    DS Smith P.L.C.                                       331,863  2,371,903
    Dunelm Group P.L.C.                                    16,573    150,899
    easyJet P.L.C.                                         42,738  1,006,720
*   EI Group P.L.C.                                       254,877    486,033
    Electrocomponents P.L.C.                              186,102  1,619,213
    Elementis P.L.C.                                      228,092    937,406
*   EnQuest P.L.C.                                        492,531    261,776
    Entertainment One, Ltd.                                 4,134     18,991
    Equiniti Group P.L.C.                                   2,769     10,664
    Essentra P.L.C.                                        83,889    608,927
    esure Group P.L.C.                                    138,564    471,022
    Euromoney Institutional Investor P.L.C.                12,892    215,983
    Evraz P.L.C.                                          107,225    565,954
    Experian P.L.C.                                        61,660  1,421,126
    Fenner P.L.C.                                          97,238    654,022
    Ferguson P.L.C.                                        36,508  2,819,299
    Ferrexpo P.L.C.                                       148,798    616,410
    Fidessa Group P.L.C.                                   18,224    609,783

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
*   Findel P.L.C.                                           9,252 $    29,939
*   Firstgroup P.L.C.                                     586,411     864,902
*   Flybe Group P.L.C.                                     33,109      16,960
    Foxtons Group P.L.C.                                   10,259       9,943
    Fresnillo P.L.C.                                       19,968     382,299
    G4S P.L.C.                                            395,921   1,597,978
    Galliford Try P.L.C.                                   42,872     664,373
    Games Workshop Group P.L.C.                             2,128      70,852
*   Gem Diamonds, Ltd.                                     37,040      47,170
    Genus P.L.C.                                           18,091     621,833
    GKN P.L.C.                                            395,639   2,374,670
    GlaxoSmithKline P.L.C.                                 15,015     279,490
    GlaxoSmithKline P.L.C. Sponsored ADR                   73,776   2,767,338
    Glencore P.L.C.                                       890,117   5,101,610
    Go-Ahead Group P.L.C.                                  17,188     394,474
    Gocompare.Com Group P.L.C.                             90,463     148,866
    Grafton Group P.L.C.                                   62,797     704,889
    Greencore Group P.L.C.                                280,684     775,308
    Greene King P.L.C.                                    127,558     945,409
    Greggs P.L.C.                                          56,891   1,067,777
*   Gulf Keystone Petroleum, Ltd.                           8,996      15,408
    Gulf Marine Services P.L.C.                            11,440       7,815
    GVC Holdings P.L.C.                                    62,822     826,170
    Gym Group P.L.C. (The)                                  4,425      15,517
    Halfords Group P.L.C.                                 105,684     510,312
    Halma P.L.C.                                          139,141   2,525,314
    Hargreaves Lansdown P.L.C.                             29,987     791,291
    Hastings Group Holdings P.L.C.                         25,893     108,436
    Hays P.L.C.                                           721,764   2,072,045
    Headlam Group P.L.C.                                   14,701     120,024
    Helical P.L.C.                                         55,777     252,181
    Henry Boot P.L.C.                                       2,952      14,330
    Hikma Pharmaceuticals P.L.C.                           37,256     512,346
    Hill & Smith Holdings P.L.C.                           37,041     631,715
    Hilton Food Group P.L.C.                                4,771      57,566
    Hiscox, Ltd.                                          118,136   2,372,704
    Hochschild Mining P.L.C.                              130,318     424,427
    Hogg Robinson Group P.L.C.                              5,845       6,730
    HomeServe P.L.C.                                       96,605   1,074,403
    Hostelworld Group P.L.C.                                2,814      14,323
    Howden Joinery Group P.L.C.                           197,899   1,304,978
    HSBC Holdings P.L.C.                                  305,098   3,254,983
    HSBC Holdings P.L.C. Sponsored ADR                    236,494  12,749,391
*   Hunting P.L.C.                                         67,941     592,694
    Huntsworth P.L.C.                                      53,480      63,820
    Ibstock P.L.C.                                         60,895     222,417
    IMI P.L.C.                                            121,986   2,302,113
    Imperial Brands P.L.C.                                 55,627   2,289,242
    Inchcape P.L.C.                                       189,440   1,950,543
*   Indivior P.L.C.                                       180,273   1,029,934
    Informa P.L.C.                                        134,664   1,331,030
    Inmarsat P.L.C.                                       195,765   1,290,350
    InterContinental Hotels Group P.L.C.                   10,147     678,922

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    InterContinental Hotels Group P.L.C. ADR                 11,149 $  747,731
    International Consolidated Airlines Group SA            197,808  1,797,358
*   Interserve P.L.C.                                        73,502    111,495
    Intertek Group P.L.C.                                    36,030  2,570,764
    Investec P.L.C.                                         169,145  1,314,130
    ITE Group P.L.C.                                        135,274    331,317
    ITV P.L.C.                                              517,943  1,228,359
    IWG P.L.C.                                              305,754  1,152,371
    J D Wetherspoon P.L.C.                                   54,210    969,658
    J Sainsbury P.L.C.                                      701,205  2,522,969
*   Jackpotjoy P.L.C.                                        22,813    262,623
    James Fisher & Sons P.L.C.                               24,717    529,622
    Jardine Lloyd Thompson Group P.L.C.                      37,169    710,940
    JD Sports Fashion P.L.C.                                156,435    813,118
    John Menzies P.L.C.                                      46,245    452,138
    John Wood Group P.L.C.                                  176,667  1,628,549
    Johnson Matthey P.L.C.                                   50,968  2,505,068
    Jupiter Fund Management P.L.C.                          215,137  1,807,365
*   Just Eat P.L.C.                                          42,532    491,592
    Just Group P.L.C.                                        29,850     62,293
*   KAZ Minerals P.L.C.                                     112,829  1,312,994
    KCOM Group P.L.C.                                       272,289    340,556
    Keller Group P.L.C.                                      37,915    537,843
    Kier Group P.L.C.                                        25,955    387,958
    Kingfisher P.L.C.                                       374,201  1,842,098
    Ladbrokes Coral Group P.L.C.                            357,091    860,292
    Laird P.L.C.                                            184,822    328,326
*   Lamprell P.L.C.                                          62,935     71,512
    Lancashire Holdings, Ltd.                                61,489    574,687
    Laura Ashley Holdings P.L.C.                             51,893      4,883
    Legal & General Group P.L.C.                            821,224  3,154,638
*   Liberty Global P.L.C. Class A                            12,282    459,101
*   Liberty Global P.L.C. Class C                            30,121  1,077,114
    Lloyds Banking Group P.L.C.                           4,839,359  4,781,277
    Lloyds Banking Group P.L.C. ADR                         542,240  2,185,227
    London Stock Exchange Group P.L.C.                       15,517    865,615
*   Lonmin P.L.C.                                            46,737     48,230
    Lookers P.L.C.                                          149,753    195,138
    Low & Bonar P.L.C.                                       44,867     38,465
    LSL Property Services P.L.C.                              4,039     16,265
    Man Group P.L.C.                                        540,803  1,667,065
    Marks & Spencer Group P.L.C.                            744,786  3,184,918
    Marshalls P.L.C.                                         95,784    567,461
    Marston's P.L.C.                                        245,779    394,368
    McBride P.L.C.                                          104,034    261,779
    McCarthy & Stone P.L.C.                                 111,794    232,176
    Mears Group P.L.C.                                       30,326    172,231
    Mediclinic International P.L.C.(BYYWHN1)                 34,624    292,438
    Mediclinic International P.L.C.(B8HX8Z8)                 78,401    663,911
    Meggitt P.L.C.                                          347,451  2,288,891
    Melrose Industries P.L.C.                               873,385  2,806,821
    Merlin Entertainments P.L.C.                            262,349  1,223,666
    Micro Focus International P.L.C.                         44,435  1,358,325

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Millennium & Copthorne Hotels P.L.C.                     60,888 $  463,022
    Mitchells & Butlers P.L.C.                               84,702    309,515
    Mitie Group P.L.C.                                      194,308    489,198
    MJ Gleeson P.L.C.                                           650      6,745
    Mondi P.L.C.                                             88,836  2,367,755
    Moneysupermarket.com Group P.L.C.                       153,918    740,140
    Morgan Advanced Materials P.L.C.                        125,068    616,178
    Morgan Sindall Group P.L.C.                              10,734    192,527
*   Mothercare P.L.C.                                        58,929     37,295
    N Brown Group P.L.C.                                     54,111    154,871
    National Express Group P.L.C.                           202,782  1,055,921
    National Grid P.L.C.                                      3,158     36,184
    National Grid P.L.C. Sponsored ADR                       17,667  1,019,028
    NCC Group P.L.C.                                          8,560     24,427
    NEX Group P.L.C.                                        113,601    956,238
    Next P.L.C.                                              12,985    937,593
    Norcros P.L.C.                                            5,400     14,338
    Northgate P.L.C.                                         62,336    359,246
*   Nostrum Oil & Gas P.L.C.                                  3,162     13,978
*   Ocado Group P.L.C.                                      113,854    814,674
    Old Mutual P.L.C.                                     1,006,799  3,341,661
    On the Beach Group P.L.C.                                13,405     99,203
    OneSavings Bank P.L.C.                                   79,301    449,580
*   Ophir Energy P.L.C.                                      26,286     20,735
    Oxford Instruments P.L.C.                                21,656    283,183
    Pagegroup P.L.C.                                        183,410  1,417,531
    PayPoint P.L.C.                                          17,215    217,230
    Pearson P.L.C.                                           46,340    456,102
    Pearson P.L.C. Sponsored ADR                             65,631    641,215
    Pendragon P.L.C.                                        223,487     72,054
    Pennon Group P.L.C.                                      98,917  1,011,158
    Persimmon P.L.C.                                         91,051  3,236,724
*   Petra Diamonds, Ltd.                                    257,371    218,842
    Petrofac, Ltd.                                          104,944    790,741
*   Petropavlovsk P.L.C.                                  1,379,205    163,915
    Pets at Home Group P.L.C.                                84,304    214,351
    Phoenix Group Holdings                                  109,026  1,183,396
    Photo-Me International P.L.C.                           132,871    344,821
    Playtech P.L.C.                                         112,742  1,268,846
    Polypipe Group P.L.C.                                    95,290    535,589
*   Premier Foods P.L.C.                                    483,856    280,077
*   Premier Oil P.L.C.                                      281,596    331,407
    Provident Financial P.L.C.                               34,868    333,819
    Prudential P.L.C.                                        26,666    721,851
    Prudential P.L.C. ADR                                    27,469  1,486,897
    PZ Cussons P.L.C.                                       100,713    446,208
    QinetiQ Group P.L.C.                                    278,180    813,204
    Randgold Resources, Ltd.                                 12,791  1,292,268
    Rank Group P.L.C.                                        69,236    223,048
*   Raven Russia, Ltd.                                       28,783     20,341
    Reckitt Benckiser Group P.L.C.                           17,209  1,661,874
    Redrow P.L.C.                                           119,778  1,018,039
    RELX P.L.C.                                              19,573    433,148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    RELX P.L.C. Sponsored ADR                              24,440 $   535,480
    Renewi P.L.C.                                         216,030     310,134
    Renishaw P.L.C.                                        13,610     958,352
*   Renold P.L.C.                                           4,231       3,072
    Rentokil Initial P.L.C.                               393,216   1,658,603
    Restaurant Group P.L.C. (The)                          45,179     162,801
*   Rhi Magnesita NV                                        6,143     397,035
    Ricardo P.L.C.                                         14,322     199,800
    Rightmove P.L.C.                                       21,562   1,351,570
    Rio Tinto P.L.C.                                       42,958   2,391,171
    Rio Tinto P.L.C. Sponsored ADR                        118,367   6,641,572
    RM P.L.C.                                              10,751      29,105
    Robert Walters P.L.C.                                  18,804     175,139
    Rolls-Royce Holdings P.L.C.                           279,216   3,464,669
    Rotork P.L.C.                                         395,290   1,658,643
*   Royal Bank of Scotland Group P.L.C.                   102,482     419,195
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR      57,557     479,450
    Royal Dutch Shell P.L.C. Class A                      177,300   6,215,885
    Royal Dutch Shell P.L.C. Class B                       35,290   1,251,824
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A       181,989  12,782,889
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B       143,548  10,325,408
    Royal Mail P.L.C.                                     227,876   1,518,257
    RPC Group P.L.C.                                      118,773   1,434,915
    RPS Group P.L.C.                                       83,208     344,512
    RSA Insurance Group P.L.C.                            237,479   2,089,645
    Saga P.L.C.                                           180,421     295,804
    Sage Group P.L.C. (The)                               217,428   2,315,090
    Savills P.L.C.                                         65,738     957,520
    Schroders P.L.C.(0239581)                               8,330     315,177
    Schroders P.L.C.(0240549)                              13,576     716,901
    SDL P.L.C.                                             18,264     118,790
    Senior P.L.C.                                         160,568     620,943
*   Serco Group P.L.C.                                    171,740     216,379
    Severfield P.L.C.                                      55,690      65,387
    Severn Trent P.L.C.                                    32,477     902,519
    Shire P.L.C.                                           17,173     802,360
    Shire P.L.C. ADR                                        3,900     546,156
    SIG P.L.C.                                            274,826     634,706
    Sky P.L.C.                                             36,075     542,563
    Sky P.L.C. Sponsored ADR                                  701      41,977
    Smith & Nephew P.L.C.                                  25,370     456,495
    Smith & Nephew P.L.C. Sponsored ADR                    18,108     661,467
    Smiths Group P.L.C.                                   121,817   2,766,467
    Soco International P.L.C.                              83,733     137,223
    Softcat P.L.C.                                          2,054      15,317
    Spectris P.L.C.                                        45,266   1,676,944
    Speedy Hire P.L.C.                                    129,755     101,002
    Spirax-Sarco Engineering P.L.C.                        20,262   1,631,944
    Spire Healthcare Group P.L.C.                           8,022      27,795
    Spirent Communications P.L.C.                         139,355     198,780
*   Sports Direct International P.L.C.                     77,969     411,917
    SSE P.L.C.                                            185,272   3,435,865
    SSP Group P.L.C.                                      131,493   1,137,810

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    St James's Place P.L.C.                                 118,031 $ 1,992,756
    St. Ives P.L.C.                                          26,413      27,617
    St. Modwen Properties P.L.C.                             91,053     533,715
    Stagecoach Group P.L.C.                                 100,526     215,797
*   Standard Chartered P.L.C.                               312,499   3,635,999
    Standard Life Aberdeen P.L.C.                           523,676   3,165,365
    Sthree P.L.C.                                            10,289      51,918
    Stobart Group, Ltd.                                      43,495     145,264
    Superdry P.L.C.                                          26,573     657,472
    Synthomer P.L.C.                                        153,872   1,035,917
    TalkTalk Telecom Group P.L.C.                           127,693     215,699
    Tate & Lyle P.L.C.                                      217,157   1,979,532
    Taylor Wimpey P.L.C.                                  1,157,912   3,132,664
    Ted Baker P.L.C.                                         10,718     456,708
    Telecom Plus P.L.C.                                      32,477     535,363
    Tesco P.L.C.                                          1,667,056   4,956,302
    Thomas Cook Group P.L.C.                                631,386   1,130,840
    Topps Tiles P.L.C.                                       45,654      60,142
    TP ICAP P.L.C.                                          174,982   1,316,701
    Travis Perkins P.L.C.                                    72,030   1,493,762
    Trifast P.L.C.                                            8,295      29,928
    Trinity Mirror P.L.C.                                   178,060     189,786
    TT Electronics P.L.C.                                    46,202     138,985
    TUI AG(5666292)                                          63,010   1,421,081
    TUI AG(B11LJN4)                                          47,881   1,082,503
*   Tullow Oil P.L.C.                                       572,536   1,629,189
    U & I Group P.L.C.                                       46,721     134,878
    UBM P.L.C.                                               97,736   1,260,052
    UDG Healthcare P.L.C.                                    72,965     849,918
    Ultra Electronics Holdings P.L.C.                        43,991     951,688
    Unilever P.L.C.                                           9,090     514,460
    Unilever P.L.C. Sponsored ADR                            29,794   1,682,467
    United Utilities Group P.L.C.                            87,349     916,259
*   Vectura Group P.L.C.                                    216,002     298,377
    Vedanta Resources P.L.C.                                 31,877     374,959
    Vesuvius P.L.C.                                         104,802     896,120
    Victrex P.L.C.                                           44,507   1,614,804
    Virgin Money Holdings UK P.L.C.                         121,190     480,587
    Vitec Group P.L.C. (The)                                  9,130     144,028
    Vodafone Group P.L.C.                                 3,846,396  12,261,671
    Vodafone Group P.L.C. Sponsored ADR                     137,812   4,440,317
*   Volex P.L.C.                                              1,437       1,459
    Weir Group P.L.C. (The)                                  38,947   1,221,057
    WH Smith P.L.C.                                          31,984     970,100
    Whitbread P.L.C.                                         31,532   1,737,879
    William Hill P.L.C.                                     349,049   1,534,859
    Wilmington P.L.C.                                         2,776       9,513
    Wincanton P.L.C.                                         24,233      76,948
    WM Morrison Supermarkets P.L.C.                         759,515   2,393,904
    WPP P.L.C.                                               77,375   1,401,260
    WPP P.L.C. Sponsored ADR                                 17,868   1,615,267
    Xaar P.L.C.                                              21,333     110,829

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
UNITED KINGDOM -- (Continued)
    ZPG P.L.C.                                            49,657 $      241,815
                                                                 --------------
TOTAL UNITED KINGDOM                                                434,714,003
                                                                 --------------
UNITED STATES -- (0.0%)
*   Liberty Latin America, Ltd. Class A                    1,660         37,267
*   Worldpay, Inc. Class A                                13,830      1,109,463
                                                                 --------------
TOTAL UNITED STATES                                                   1,146,730
                                                                 --------------
TOTAL COMMON STOCKS                                               3,757,061,282
                                                                 --------------
PREFERRED STOCKS -- (1.0%)

BRAZIL -- (0.5%)
    Alpargatas SA                                         67,407        338,179
    Banco ABC Brasil SA                                   37,047        220,456
    Banco Bradesco SA                                    103,125      1,319,995
    Banco Bradesco SA ADR                                165,017      2,095,712
    Banco do Estado do Rio Grande do Sul SA Class B       92,394        484,514
*   Banco Pan SA                                          66,997         41,606
    Braskem SA Class A                                    14,800        229,801
    Centrais Eletricas Brasileiras SA Class B             43,438        323,103
*   Centrais Eletricas Santa Catarina                      2,600         21,994
    Cia Brasileira de Distribuicao                        36,529        863,424
    Cia de Gas de Sao Paulo - COMGAS Class A               6,309        120,006
    Cia de Saneamento do Parana                           66,300        220,985
    Cia de Transmissao de Energia Eletrica Paulista       10,849        229,225
    Cia Energetica de Minas Gerais                       172,337        405,152
    Cia Energetica de Sao Paulo Class B                   46,000        222,418
    Cia Energetica do Ceara Class A                        2,532         42,314
    Cia Ferro Ligas da Bahia - Ferbasa                    24,000        176,969
    Cia Paranaense de Energia                             23,605        181,719
    Eucatex SA Industria e Comercio                        4,600          6,230
    Gerdau SA                                            208,149        942,084
*   Gol Linhas Aereas Inteligentes SA                      4,592         26,126
    Itau Unibanco Holding SA                             337,501      5,538,487
    Itau Unibanco Holding SA ADR                          21,844        358,238
    Lojas Americanas SA                                   99,960        530,834
    Marcopolo SA                                         200,500        262,913
*   Petroleo Brasileiro SA                               335,363      2,075,917
*   Petroleo Brasileiro SA Sponsored ADR                  72,469        897,891
    Randon SA Implementos e Participacoes                105,900        284,128
    Telefonica Brasil SA                                   7,400        125,106
    Unipar Carbocloro SA                                  17,000        113,824
*   Usinas Siderurgicas de Minas Gerais SA Class A       182,086        678,779
                                                                 --------------
TOTAL BRAZIL                                                         19,378,129
                                                                 --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                          10,803         32,698
    Embotelladora Andina SA Class B                       17,884         87,213
                                                                 --------------
TOTAL CHILE                                                             119,911
                                                                 --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                  154,857        155,785

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
COLOMBIA -- (Continued)
    Banco Davivienda SA                                   22,875 $   256,961
    Grupo Argos SA                                         2,240      14,302
    Grupo Aval Acciones y Valores SA                      34,933      15,694
    Grupo de Inversiones Suramericana SA                  10,206     137,519
                                                                 -----------
TOTAL COLOMBIA                                                       580,261
                                                                 -----------
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG                            9,813     959,138
    Biotest AG                                             5,294     165,917
    Draegerwerk AG & Co. KGaA                              3,002     292,658
    Fuchs Petrolub SE                                     11,114     608,362
    Henkel AG & Co. KGaA                                   3,488     487,779
    Jungheinrich AG                                       26,264   1,298,847
    Porsche Automobil Holding SE                          20,128   1,862,603
    Sartorius AG                                           7,040     842,556
    Schaeffler AG                                         17,241     343,098
    Sixt SE                                                8,363     594,169
    STO SE & Co. KGaA                                        791     125,799
    Villeroy & Boch AG                                     6,080     143,663
    Volkswagen AG                                         36,870   8,107,859
                                                                 -----------
TOTAL GERMANY                                                     15,832,448
                                                                 -----------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                            35,030       7,819
                                                                 -----------
TOTAL PREFERRED STOCKS                                            35,918,568
                                                                 -----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Orocobre, Ltd. Rights 02/02/18                         1,468          --
*   Panoramic Resources, Ltd. Rights 02/21/18             10,794       3,958
*   Westgold Resources., Ltd. Rights 06/30/19                  1          --
                                                                 -----------
TOTAL AUSTRALIA                                                        3,958
                                                                 -----------
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                           4,255          --
                                                                 -----------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                    1,344       2,739
    Profarma Distribuidora de Produtos Farmaceuticos SA
*     Rights 02/09/18                                      2,196          41
                                                                 -----------
TOTAL BRAZIL                                                           2,780
                                                                 -----------
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18            21,134          --
                                                                 -----------
COLOMBIA -- (0.0%)
*   Celsia SA ESP Rights 02/16/18                         39,824       2,807
                                                                 -----------
FRANCE -- (0.0%)
*   Archos Warrants 12/31/18                               2,165          64

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- -------
FRANCE -- (Continued)
*   Maurel et prom Rights 12/31/00                         64,889 $    --
                                                                  -------
TOTAL FRANCE                                                           64
                                                                  -------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18                456   2,602
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)               9,190  13,011
*   TATA Steel, Ltd. Rights 02/28/18(BG026Z4)              18,379  56,363
                                                                  -------
TOTAL INDIA                                                        71,976
                                                                  -------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20   916,167  42,768
                                                                  -------
ITALY -- (0.0%)
*   UniCredit SpA Rights 02/21/18                         201,665   1,000
                                                                  -------
JAPAN -- (0.0%)
*   Hoosiers Holdings Rights 03/15/18                      11,900  30,194
                                                                  -------
MALAYSIA -- (0.0%)
*   Malaysian Resources Corp. Bhd Warrant 10/29/27         79,190   7,720
*   Sunway Bhd Warrants 10/03/24                           66,599   9,483
                                                                  -------
TOTAL MALAYSIA                                                     17,203
                                                                  -------
PHILIPPINES -- (0.0%)
*   Robinson Land Co. Rights 02/08/18                     164,978   8,683
                                                                  -------
SOUTH KOREA -- (0.0%)
*   Ajin Industrial Co., Ltd. Rights 03/13/18               2,044   3,120
*   Hyundai Heavy Industries Co., Ltd. Rights 03/09/18        771  23,826
*   Mirae Asset Daewoo Co., Ltd. Rights 02/22/18           10,702      --
*   RTS Asia Cement Rights 02/06/18                            71   1,762
*   Unison Co., Ltd. Rights 02/06/18                        1,330   1,053
                                                                  -------
TOTAL SOUTH KOREA                                                  29,761
                                                                  -------
SPAIN -- (0.0%)
    ACS Actividades de Construccion y Servicios SA
*     Rights 02/05/18                                      34,036  17,833
*   Amper SA Rights 02/05/18                              246,502   3,060
*   Promotora de Informaciones SA Rights 02/19/18          13,947  38,961
*   Sacyr SA Rights 02/12/18                              145,022   9,813
                                                                  -------
TOTAL SPAIN                                                        69,667
                                                                  -------
TAIWAN -- (0.0%)
*   Bin Chuan Enterprise Co., Ltd. Rights 03/15/18          1,898     368

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
TAIWAN -- (Continued)
*     Casetek Holdings, Ltd. Rights 02/05/18               9,754 $        5,187
                                                                 --------------
TOTAL TAIWAN                                                              5,555
                                                                 --------------
THAILAND -- (0.0%)
*     Supalai PCL Warrants 10/19/18                       65,775         40,952
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   327,368
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       3,793,307,218
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (0.1%)
(S)@  DFA Short Term Investment Fund                     379,030      4,385,757
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,672,027,303)^^            $3,797,692,977
                                                                 ==============

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia                     $  3,243,983 $162,176,677   --    $165,420,660
   Austria                                 --   20,183,729   --      20,183,729
   Belgium                          1,102,047   39,730,379   --      40,832,426
   Brazil                           8,013,468   48,647,545   --      56,661,013
   Canada                         223,942,252           --   --     223,942,252
   Chile                            3,857,818    8,940,926   --      12,798,744
   China                           33,272,912  261,846,873   --     295,119,785
   Colombia                         3,260,329           --   --       3,260,329
   Czech Republic                          --    1,056,699   --       1,056,699
   Denmark                          1,155,510   45,323,596   --      46,479,106
   Egypt                                   --      137,063   --         137,063
   Finland                             30,906   50,178,262   --      50,209,168
   France                           3,438,225  204,461,051   --     207,899,276
   Germany                          8,561,540  199,909,722   --     208,471,262
   Greece                                  --    3,149,972   --       3,149,972
   Hong Kong                        1,124,274   78,136,771   --      79,261,045
   Hungary                                 --    3,534,892   --       3,534,892
   India                            3,219,766  108,982,958   --     112,202,724
   Indonesia                          364,136   24,434,997   --      24,799,133
   Ireland                          2,575,311   13,399,185   --      15,974,496
   Israel                           2,910,609   16,784,087   --      19,694,696
   Italy                            2,709,591   78,711,792   --      81,421,383
   Japan                           16,692,649  654,544,714   --     671,237,363
   Malaysia                           306,606   26,443,875   --      26,750,481
   Mexico                          29,164,088        1,470   --      29,165,558
   Netherlands                     15,003,442   67,287,094   --      82,290,536
   New Zealand                         33,050   12,693,422   --      12,726,472
   Norway                             929,300   21,903,909   --      22,833,209
   Peru                               801,899           --   --         801,899
   Philippines                        144,257    9,998,404   --      10,142,661
   Poland                                  --   14,085,339   --      14,085,339
   Portugal                                --    7,944,729   --       7,944,729
   Russia                           2,001,326    8,648,431   --      10,649,757
   Singapore                               --   34,091,109   --      34,091,109
   South Africa                     6,990,989   71,341,183   --      78,332,172
   South Korea                      7,795,169  148,657,590   --     156,452,759
   Spain                            4,949,063   61,305,205   --      66,254,268
   Sweden                             692,191   80,359,941   --      81,052,132
   Switzerland                     18,271,920  147,570,158   --     165,842,078
   Taiwan                           5,981,788  131,999,069   --     137,980,857
   Thailand                        27,095,223       15,376   --      27,110,599
   Turkey                              95,691   12,851,027   --      12,946,718
   United Kingdom                  92,453,793  342,260,210   --     434,714,003
   United States                    1,146,730           --   --       1,146,730
Preferred Stocks
   Brazil                           3,351,841   16,026,288   --      19,378,129
   Chile                                   --      119,911   --         119,911
   Colombia                           580,261           --   --         580,261
   Germany                                 --   15,832,448   --      15,832,448
   Malaysia                             7,819           --   --           7,819
Rights/Warrants
   Australia                               --        3,958   --           3,958
   Brazil                                  --        2,780   --           2,780
   Colombia                                --        2,807   --           2,807
   France                                  --           64   --              64

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


    India                                 --         71,976 --          71,976
    Indonesia                             --         42,768 --          42,768
    Italy                                 --          1,000 --           1,000
    Japan                                 --         30,194 --          30,194
    Malaysia                              --         17,203 --          17,203
    Philippines                           --          8,683 --           8,683
    South Korea                           --         29,761 --          29,761
    Spain                                 --         69,667 --          69,667
    Taiwan                                --          5,555 --           5,555
    Thailand                              --         40,952 --          40,952
 Securities Lending Collateral            --      4,385,757 --       4,385,757
                                ------------ -------------- --  --------------
 TOTAL                          $537,271,774 $3,260,421,203 --  $3,797,692,977
                                ============ ============== ==  ==============

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                  VALUE+
                                                                -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company                         $60,829,446
                                                                -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^   $60,829,446
                                                                ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ ----------
COMMON STOCKS -- (92.5%)

Consumer Discretionary -- (15.3%)
*   1-800-Flowers.com, Inc. Class A                       10,868 $  113,299
    A.H. Belo Corp. Class A                                6,766     33,153
    Aaron's, Inc.                                         15,827    647,166
    Abercrombie & Fitch Co. Class A                       26,345    545,605
    Acushnet Holdings Corp.                                1,923     41,248
#   Adient P.L.C.                                         11,249    728,935
*   Adtalem Global Education, Inc.                        19,623    902,658
#   Advance Auto Parts, Inc.                               4,647    543,653
#   AMC Entertainment Holdings, Inc. Class A              13,141    168,205
*   America's Car-Mart, Inc.                               3,962    182,648
*   American Axle & Manufacturing Holdings, Inc.          35,417    625,110
    American Eagle Outfitters, Inc.                       86,932  1,564,776
*   American Public Education, Inc.                        7,145    181,483
    Ark Restaurants Corp.                                    411     10,480
#*  Ascena Retail Group, Inc.                             42,777     92,398
*   Ascent Capital Group, Inc. Class A                     4,127     38,918
*   AutoNation, Inc.                                      24,958  1,502,971
*   AV Homes, Inc.                                         6,986    118,063
*   Ballantyne Strong, Inc.                                3,604     16,398
*   Barnes & Noble Education, Inc.                        15,404    102,437
    Barnes & Noble, Inc.                                  18,503     86,964
    Bassett Furniture Industries, Inc.                     2,400     81,480
    BBX Capital Corp.                                     10,025     91,328
#   Beasley Broadcast Group, Inc. Class A                  1,850     23,217
#   Bed Bath & Beyond, Inc.                               24,746    571,138
*   Belmond, Ltd. Class A                                 22,017    284,019
#   Big 5 Sporting Goods Corp.                             7,076     39,979
*   Biglari Holdings, Inc.                                   305    125,870
    BJ's Restaurants, Inc.                                 3,860    145,715
#*  Bojangles', Inc.                                       5,340     65,415
*   Boot Barn Holdings, Inc.                               4,228     74,117
    Bowl America, Inc. Class A                               120      1,860
#   Boyd Gaming Corp.                                      6,583    259,831
*   Bridgepoint Education, Inc.                            7,465     57,704
    Brunswick Corp.                                        7,682    482,276
*   Build-A-Bear Workshop, Inc.                            7,383     63,494
    CalAtlantic Group, Inc.                               26,414  1,482,618
    Caleres, Inc.                                          9,312    276,008
    Callaway Golf Co.                                     20,349    300,555
*   Career Education Corp.                                 8,369    103,776
    Carriage Services, Inc.                                4,980    132,617
*   Carrols Restaurant Group, Inc.                         7,410     92,254
    Cato Corp. (The) Class A                               6,385     75,854
*   Cavco Industries, Inc.                                 1,874    287,003
*   Century Casinos, Inc.                                  6,224     56,950
*   Century Communities, Inc.                              7,525    237,790
#   Cheesecake Factory, Inc. (The)                         1,045     51,404
*   Cherokee, Inc.                                         2,400      3,720
    Chico's FAS, Inc.                                     32,262    306,812
#*  Christopher & Banks Corp.                             10,070     12,789
*   Chuy's Holdings, Inc.                                  3,600     95,400

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
#   Cinemark Holdings, Inc.                                9,594 $  353,059
    Citi Trends, Inc.                                      4,361    102,527
*   Clarus Corp.                                           2,603     19,392
#*  Conn's, Inc.                                             100      3,330
#*  Container Store Group, Inc. (The)                      5,454     25,961
#   Cooper Tire & Rubber Co.                              12,773    499,424
*   Cooper-Standard Holdings, Inc.                         3,664    456,498
    Core-Mark Holding Co., Inc.                            7,474    165,101
*   Crocs, Inc.                                            5,000     67,550
    Crown Crafts, Inc.                                     1,600     11,360
    CSS Industries, Inc.                                   2,121     55,485
    Culp, Inc.                                             1,977     62,869
    Dana, Inc.                                            15,597    514,545
*   Deckers Outdoor Corp.                                  6,345    543,830
*   Del Frisco's Restaurant Group, Inc.                    8,976    157,080
*   Del Taco Restaurants, Inc.                            13,090    165,850
*   Delta Apparel, Inc.                                    2,240     41,798
#*  Destination Maternity Corp.                            3,659      9,330
#*  Destination XL Group, Inc.                               363        944
    Dick's Sporting Goods, Inc.                           13,370    420,620
#   Dillard's, Inc. Class A                                7,236    488,864
#   DineEquity, Inc.                                       1,701     94,201
*   Dixie Group, Inc. (The)                                3,300     11,550
    Dover Motorsports, Inc.                                3,360      6,720
    Drive Shack, Inc.                                      8,819     45,682
    DSW, Inc. Class A                                     16,280    326,088
*   El Pollo Loco Holdings, Inc.                           7,560     75,978
#*  Eldorado Resorts, Inc.                                 3,379    116,744
    Entravision Communications Corp. Class A               9,968     69,278
    Escalade, Inc.                                           794     10,203
    Ethan Allen Interiors, Inc.                            7,093    176,261
*   EVINE Live, Inc.                                       5,200      6,344
*   EW Scripps Co. (The) Class A                          18,731    299,883
*   Express, Inc.                                         30,330    211,703
    Extended Stay America, Inc.                           11,620    235,073
#*  Fiesta Restaurant Group, Inc.                          5,726    109,939
    Finish Line, Inc. (The) Class A                       15,270    173,009
    Flexsteel Industries, Inc.                             1,834     79,009
    Foot Locker, Inc.                                     22,978  1,129,369
#*  Fossil Group, Inc.                                     9,236     73,519
*   Francesca's Holdings Corp.                             6,206     36,181
#   Fred's, Inc. Class A                                  10,482     34,695
*   FTD Cos., Inc.                                         7,306     42,813
*   G-III Apparel Group, Ltd.                             11,226    419,291
#*  Gaia, Inc.                                             3,295     39,375
#   GameStop Corp. Class A                                23,664    397,792
    Gannett Co., Inc.                                     22,590    266,562
*   Genesco, Inc.                                          5,476    190,839
    Gentex Corp.                                          27,216    644,475
*   Gentherm, Inc.                                         5,194    166,208
#*  Global Eagle Entertainment, Inc.                       1,124      3,248
    Goodyear Tire & Rubber Co. (The)                      58,001  2,019,595
    Graham Holdings Co. Class B                            1,148    682,429

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc.                                 15,873 $  259,524
*   Green Brick Partners, Inc.                             6,573     73,618
    Group 1 Automotive, Inc.                               5,157    404,567
#   Guess?, Inc.                                          23,477    431,272
#*  Habit Restaurants, Inc. (The) Class A                  4,612     40,355
*   Harte-Hanks, Inc.                                     10,685      8,991
    Haverty Furniture Cos., Inc.                           3,937     87,795
*   Helen of Troy, Ltd.                                    5,261    490,062
#*  Hemisphere Media Group, Inc.                           3,920     41,944
#*  Hibbett Sports, Inc.                                   6,411    144,889
    Hooker Furniture Corp.                                 2,723    101,159
#*  Horizon Global Corp.                                   6,158     52,035
*   Houghton Mifflin Harcourt Co.                         24,377    204,767
#*  Iconix Brand Group, Inc.                              18,765     23,456
    ILG, Inc.                                             23,012    722,807
*   IMAX Corp.                                             9,426    187,106
    International Game Technology P.L.C.                  50,779  1,476,146
*   J Alexander's Holdings, Inc.                           1,215     11,725
#*  JAKKS Pacific, Inc.                                      539      1,374
*   JC Penney Co., Inc.                                   54,959    203,898
    John Wiley & Sons, Inc. Class A                        4,136    262,222
    Johnson Outdoors, Inc. Class A                         2,148    129,460
*   K12, Inc.                                             11,866    205,875
#   KB Home                                               22,037    694,606
*   Kirkland's, Inc.                                       4,264     45,241
    Kohl's Corp.                                          40,712  2,636,916
#*  Kona Grill, Inc.                                       1,911      3,249
*   La Quinta Holdings, Inc.                              21,059    419,706
    La-Z-Boy, Inc.                                        10,640    320,796
*   Lakeland Industries, Inc.                              3,668     51,719
#*  LGI Homes, Inc.                                          773     52,317
    Libbey, Inc.                                           7,719     54,573
*   Liberty Expedia Holdings, Inc. Class A                 6,920    324,479
#*  Liberty Latin America, Ltd. Class A                    2,420     54,329
*   Liberty Latin America, Ltd. Class C                    6,100    138,287
    Liberty Tax, Inc.                                      1,820     18,746
*   Liberty TripAdvisor Holdings, Inc. Class A            22,999    202,391
    Lifetime Brands, Inc.                                  3,891     67,898
*   Lincoln Educational Services Corp.                     5,134      9,601
#   Lithia Motors, Inc. Class A                            4,611    576,191
*   Luby's, Inc.                                           7,944     24,309
*   M/I Homes, Inc.                                        5,985    193,555
#   Macy's, Inc.                                          70,596  1,831,966
    Marcus Corp. (The)                                     3,591     93,366
*   MarineMax, Inc.                                        7,595    174,305
    Marriott Vacations Worldwide Corp.                     4,179    636,587
    MDC Holdings, Inc.                                    14,546    490,346
#   Meredith Corp.                                         7,775    514,238
*   Meritage Homes Corp.                                   9,811    465,532
*   Modine Manufacturing Co.                              10,439    243,751
*   Monarch Casino & Resort, Inc.                            777     35,400
#   Monro, Inc.                                            5,359    302,783
*   Motorcar Parts of America, Inc.                        4,953    134,821

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Movado Group, Inc.                                      3,197 $   97,828
*   Nautilus, Inc.                                          5,216     67,026
*   New Home Co., Inc. (The)                                4,689     55,565
    New Media Investment Group, Inc.                       13,573    229,384
#*  New York & Co., Inc.                                    5,571     17,382
#   Nexstar Media Group, Inc. Class A                       6,568    493,257
    Office Depot, Inc.                                    122,111    396,861
*   Overstock.com, Inc.                                     9,461    649,971
    Oxford Industries, Inc.                                 2,593    204,328
#*  Papa Murphy's Holdings, Inc.                            1,285      6,553
#*  Party City Holdco, Inc.                                 7,862    113,999
#   Penske Automotive Group, Inc.                          16,817    877,679
*   Perry Ellis International, Inc.                         3,029     72,635
    PICO Holdings, Inc.                                     8,513    111,520
    Pier 1 Imports, Inc.                                   26,162     86,858
*   Playa Hotels & Resorts NV                               3,052     31,619
#*  Potbelly Corp.                                          5,499     66,538
    PulteGroup, Inc.                                       54,208  1,725,441
    RCI Hospitality Holdings, Inc.                          2,700     79,326
*   Reading International, Inc. Class A                     5,626     92,773
*   Red Lion Hotels Corp.                                   6,595     68,918
#*  Red Robin Gourmet Burgers, Inc.                         3,969    208,968
*   Regis Corp.                                            14,461    230,219
    Rocky Brands, Inc.                                      1,900     32,680
    Saga Communications, Inc. Class A                       1,966     77,854
    Salem Media Group, Inc.                                 4,900     22,785
    Scholastic Corp.                                        8,907    342,207
#*  Sequential Brands Group, Inc.                           4,756      7,705
*   Shiloh Industries, Inc.                                 9,263     69,009
#   Shoe Carnival, Inc.                                     4,498    102,779
*   Shutterfly, Inc.                                        2,442    166,422
#   Signet Jewelers, Ltd.                                  12,968    686,007
    Sinclair Broadcast Group, Inc. Class A                  6,701    248,607
*   Skyline Corp.                                             791     17,473
    Sonic Automotive, Inc. Class A                          6,081    131,046
    Speedway Motorsports, Inc.                              9,772    202,769
#   Stage Stores, Inc.                                      9,977     16,662
    Standard Motor Products, Inc.                           5,448    260,959
#   Stein Mart, Inc.                                        6,500      4,420
*   Steven Madden, Ltd.                                     2,415    111,573
*   Stoneridge, Inc.                                        6,084    148,085
    Strattec Security Corp.                                 1,214     46,800
    Superior Industries International, Inc.                 4,701     79,212
    Superior Uniform Group, Inc.                            3,972     93,580
*   Tandy Leather Factory, Inc.                             2,694     19,801
*   Taylor Morrison Home Corp. Class A                     19,680    500,462
    TEGNA, Inc.                                            32,194    465,847
    Tile Shop Holdings, Inc.                                5,207     48,685
    Tilly's, Inc. Class A                                   3,737     55,756
    Toll Brothers, Inc.                                    43,252  2,014,678
*   TopBuild Corp.                                         10,058    769,839
    Tower International, Inc.                               5,476    165,375
*   Townsquare Media, Inc. Class A                          1,365     10,237

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp.                        8,600 $    15,050
*   TravelCenters of America LLC                           7,536      33,158
*   TRI Pointe Group, Inc.                                48,892     797,429
    Tribune Media Co. Class A                              7,059     300,643
#*  Tuesday Morning Corp.                                 11,651      33,788
#*  Under Armour, Inc. Class A                             1,716      23,784
#*  Under Armour, Inc. Class C                             1,940      24,929
*   Unifi, Inc.                                            5,360     190,870
*   Universal Electronics, Inc.                            2,290     105,569
*   Universal Technical Institute, Inc.                    1,400       3,892
*   Urban Outfitters, Inc.                                21,302     726,611
*   Vera Bradley, Inc.                                    11,647     108,201
*   Vista Outdoor, Inc.                                   12,419     188,148
*   Vitamin Shoppe, Inc.                                  11,892      50,541
*   VOXX International Corp.                               9,507      56,567
    Weyco Group, Inc.                                      2,023      62,673
*   William Lyon Homes Class A                             9,419     255,726
    Winnebago Industries, Inc.                             7,482     340,057
    Wolverine World Wide, Inc.                            20,611     676,659
*   ZAGG, Inc.                                             5,170      86,339
#*  Zoe's Kitchen, Inc.                                    1,796      26,437
*   Zumiez, Inc.                                           9,329     193,577
                                                                 -----------
Total Consumer Discretionary                                      60,070,695
                                                                 -----------
Consumer Staples -- (2.3%)
#   Alico, Inc.                                            1,067      28,702
*   Alliance One International, Inc.                       3,922      51,574
    Andersons, Inc. (The)                                  7,081     241,462
#   B&G Foods, Inc.                                        4,873     160,809
*   Central Garden & Pet Co.                               2,954     115,767
*   Central Garden & Pet Co. Class A                       8,305     313,265
#*  Chefs' Warehouse, Inc. (The)                           6,388     129,996
#*  Craft Brew Alliance, Inc.                              6,674     129,142
*   Darling Ingredients, Inc.                             40,132     744,047
    Dean Foods Co.                                        19,568     202,920
*   Edgewell Personal Care Co.                             2,887     163,000
*   Farmer Brothers Co.                                    3,928     124,125
    Fresh Del Monte Produce, Inc.                         10,493     496,424
#*  Hostess Brands, Inc.                                  14,039     193,738
    Ingles Markets, Inc. Class A                           3,020     101,472
    Inter Parfums, Inc.                                    5,595     255,132
    John B. Sanfilippo & Son, Inc.                         1,508      94,431
*   Landec Corp.                                           5,877      77,283
    Limoneira Co.                                            209       4,504
    Mannatech, Inc.                                          682       9,821
*   Natural Alternatives International, Inc.               1,808      20,159
#*  Natural Grocers by Vitamin Cottage, Inc.               5,383      46,294
    Nature's Sunshine Products, Inc.                       2,068      25,023
    Ocean Bio-Chem, Inc.                                   2,771      11,250
    Oil-Dri Corp. of America                                 882      34,301
#   Orchids Paper Products Co.                             2,127      32,033
*   Performance Food Group Co.                             3,605     123,832

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Staples -- (Continued)
#*  Post Holdings, Inc.                                   11,644 $  881,101
#*  Rite Aid Corp.                                        20,238     44,119
#   Sanderson Farms, Inc.                                  7,420    941,598
    Seaboard Corp.                                           152    659,072
*   Seneca Foods Corp. Class A                             2,614     82,472
#*  Smart & Final Stores, Inc.                            14,136    132,878
    SpartanNash Co.                                        7,655    186,552
#*  SUPERVALU, Inc.                                       10,027    158,828
#*  TreeHouse Foods, Inc.                                 11,152    525,928
*   United Natural Foods, Inc.                            14,367    683,869
    Universal Corp.                                        6,470    310,560
*   US Foods Holding Corp.                                12,050    387,166
    Village Super Market, Inc. Class A                     3,265     76,662
    Weis Markets, Inc.                                     5,710    227,030
                                                                 ----------
Total Consumer Staples                                            9,228,341
                                                                 ----------
Energy -- (9.1%)
    Adams Resources & Energy, Inc.                           489     21,761
#*  Antero Resources Corp.                                87,310  1,696,433
*   Approach Resources, Inc.                               6,068     20,267
    Arch Coal, Inc. Class A                                5,384    484,614
    Archrock, Inc.                                        15,174    141,118
*   Ardmore Shipping Corp.                                 3,573     25,368
*   Barnwell Industries, Inc.                                480      1,152
*   Basic Energy Services, Inc.                            6,569    128,030
*   Bill Barrett Corp.                                    36,033    184,849
*   Bonanza Creek Energy, Inc.                             1,537     43,051
#   Bristow Group, Inc.                                   14,320    220,671
#*  Callon Petroleum Co.                                  52,257    593,117
#*  CARBO Ceramics, Inc.                                     827      6,583
#*  Carrizo Oil & Gas, Inc.                                5,153    103,627
*   Clean Energy Fuels Corp.                              40,920     64,244
*   Cloud Peak Energy, Inc.                               36,151    180,755
*   CNX Resources Corp.                                   61,383    859,976
*   CONSOL Energy, Inc.                                    7,672    248,803
*   Contango Oil & Gas Co.                                10,315     42,292
#   CVR Energy, Inc.                                       6,958    249,027
*   Dawson Geophysical Co.                                 8,333     53,165
    Delek US Holdings, Inc.                               24,191    844,024
*   Denbury Resources, Inc.                               41,994    102,045
    DHT Holdings, Inc.                                    28,044     97,032
#*  Diamond Offshore Drilling, Inc.                       27,754    490,691
#*  Dorian LPG, Ltd.                                      14,226    108,687
*   Dril-Quip, Inc.                                       10,838    559,783
*   Eclipse Resources Corp.                               25,065     53,639
    EnLink Midstream LLC                                  15,370    285,882
#   Ensco P.L.C. Class A                                  94,821    559,444
#*  EP Energy Corp. Class A                               13,063     24,950
*   Era Group, Inc.                                        6,933     70,231
*   Exterran Corp.                                        10,215    295,009
#*  Extraction Oil & Gas, Inc.                            11,343    159,936
#*  Forum Energy Technologies, Inc.                       25,537    431,575

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Energy -- (Continued)
    Frank's International NV                               9,680 $   66,986
#   GasLog, Ltd.                                          10,916    220,503
#*  Gener8 Maritime, Inc.                                  4,141     24,308
*   Geospace Technologies Corp.                            4,007     55,136
#   Green Plains, Inc.                                    10,559    184,783
    Gulf Island Fabrication, Inc.                          6,655     85,850
*   Gulfport Energy Corp.                                 39,889    405,671
*   Halcon Resources Corp.                                22,122    176,755
    Hallador Energy Co.                                    9,690     67,636
*   Helix Energy Solutions Group, Inc.                    54,731    412,124
#   Helmerich & Payne, Inc.                               25,106  1,808,385
    HollyFrontier Corp.                                   49,208  2,360,016
#*  Hornbeck Offshore Services, Inc.                       5,318     18,081
*   International Seaways, Inc.                            5,473     91,344
#*  Jones Energy, Inc. Class A                             2,913      3,408
*   Kosmos Energy, Ltd.                                   33,735    233,109
*   Matrix Service Co.                                     8,891    159,149
*   McDermott International, Inc.                         68,004    597,075
*   Mitcham Industries, Inc.                               3,927     14,766
#   Murphy Oil Corp.                                      44,623  1,432,398
    Nabors Industries, Ltd.                               68,246    535,049
*   Natural Gas Services Group, Inc.                       4,280    117,914
*   Newpark Resources, Inc.                               32,430    295,113
#*  Noble Corp. P.L.C.                                    68,450    321,030
#   Nordic American Offshore, Ltd.                            34         42
*   Oasis Petroleum, Inc.                                 66,207    573,353
    Oceaneering International, Inc.                       24,579    508,294
*   Oil States International, Inc.                        16,831    538,592
*   Overseas Shipholding Group, Inc. Class A              17,360     36,630
*   Pacific Ethanol, Inc.                                 15,208     63,874
    Panhandle Oil and Gas, Inc. Class A                    2,090     42,532
*   Par Pacific Holdings, Inc.                             6,643    121,102
*   Parker Drilling Co.                                   40,173     45,797
    Patterson-UTI Energy, Inc.                            44,704  1,055,908
    PBF Energy, Inc. Class A                              30,503    986,162
*   PDC Energy, Inc.                                      15,112    783,557
*   Peabody Energy Corp.                                  21,777    880,009
*   Penn Virginia Corp.                                    2,427    102,516
*   PHI, Inc. Non-Voting                                   3,824     43,938
*   Pioneer Energy Services Corp.                         34,135    110,939
*   QEP Resources, Inc.                                   52,643    492,738
#   Range Resources Corp.                                 53,800    766,650
#*  Renewable Energy Group, Inc.                          15,040    160,928
*   REX American Resources Corp.                           1,614    131,783
*   RigNet, Inc.                                           4,140     68,310
*   Ring Energy, Inc.                                     11,727    161,833
*   Rowan Cos. P.L.C. Class A                             39,182    576,759
*   RSP Permian, Inc.                                     38,674  1,534,584
*   SandRidge Energy, Inc.                                 5,033     90,040
    Scorpio Tankers, Inc.                                 67,925    180,681
*   SEACOR Holdings, Inc.                                  4,510    210,076
*   SEACOR Marine Holdings, Inc.                           4,264     63,789
#   SemGroup Corp. Class A                                17,627    505,014

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Energy -- (Continued)
    Ship Finance International, Ltd.                       9,581 $   146,589
*   SilverBow Resources, Inc.                                802      24,621
#   SM Energy Co.                                         26,023     607,637
#*  SRC Energy, Inc.                                      42,127     419,164
*   Stone Energy Corp.                                     3,279     118,503
*   Superior Energy Services, Inc.                        42,805     447,312
#   Teekay Corp.                                             400       3,264
#   Teekay Tankers, Ltd. Class A                          49,709      63,130
*   TETRA Technologies, Inc.                              36,854     141,519
*   Tidewater, Inc.                                          391      10,928
#*  Transocean, Ltd.                                      63,442     684,539
*   Unit Corp.                                            16,577     401,661
#   US Silica Holdings, Inc.                              15,618     519,923
*   Whiting Petroleum Corp.                               21,905     611,588
*   Willbros Group, Inc.                                  20,500      22,755
    World Fuel Services Corp.                             13,535     377,491
*   WPX Energy, Inc.                                      89,677   1,320,942
                                                                 -----------
Total Energy                                                      35,896,416
                                                                 -----------
Financials -- (24.0%)
    1st Constitution Bancorp                                 713      13,797
    1st Source Corp.                                       6,479     338,787
    Access National Corp.                                  1,716      49,850
    ACNB Corp.                                               539      16,305
*   Allegiance Bancshares, Inc.                            2,102      84,921
*   Ambac Financial Group, Inc.                           11,804     191,225
    American Equity Investment Life Holding Co.           22,624     746,592
    American National Bankshares, Inc.                     2,249      84,113
    American National Insurance Co.                        4,189     529,448
    American River Bankshares                                776      11,702
    Ameris Bancorp                                         7,513     402,321
    AMERISAFE, Inc.                                        4,065     246,949
    AmeriServ Financial, Inc.                              6,300      25,830
#   Amtrust Financial Services, Inc.                      35,919     482,033
*   Anchor Bancorp, Inc.                                     399       9,935
    Argo Group International Holdings, Ltd.                5,799     355,479
    Arrow Financial Corp.                                  3,620     118,736
    Aspen Insurance Holdings, Ltd.                        13,029     486,633
    Associated Banc-Corp                                  45,109   1,116,448
#   Associated Capital Group, Inc. Class A                   295      10,222
    Assurant, Inc.                                        16,139   1,476,396
    Assured Guaranty, Ltd.                                30,658   1,091,118
*   Asta Funding, Inc.                                       202       1,424
*   Atlantic Capital Bancshares, Inc.                      2,747      49,034
*   Atlas Financial Holdings, Inc.                         4,391      88,040
    Auburn National Bancorporation, Inc.                      44       1,654
    Axis Capital Holdings, Ltd.                           20,422   1,031,924
    Baldwin & Lyons, Inc. Class B                          3,484      80,132
#   Banc of California, Inc.                               8,961     176,532
    BancFirst Corp.                                          632      35,234
*   Bancorp, Inc. (The)                                   24,087     254,600
    BancorpSouth Bank                                     13,409     449,872

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Bank Mutual Corp.                                     10,610 $  110,344
    Bank of Commerce Holdings                              2,233     25,903
    Bank of Marin Bancorp                                  1,445     99,272
    BankFinancial Corp.                                    4,311     68,459
    BankUnited, Inc.                                      18,503    759,363
    Banner Corp.                                           8,924    484,930
    Bar Harbor Bankshares                                  1,274     35,710
    BCB Bancorp, Inc.                                      1,806     27,361
    Bear State Financial, Inc.                               622      6,382
    Beneficial Bancorp, Inc.                              18,928    307,580
    Berkshire Hills Bancorp, Inc.                         10,541    400,031
    Blue Hills Bancorp, Inc.                               8,146    157,218
    BOK Financial Corp.                                    3,837    371,000
    Boston Private Financial Holdings, Inc.               17,233    265,388
    Bridge Bancorp, Inc.                                   3,255    111,647
    Brookline Bancorp, Inc.                               18,889    302,224
    Bryn Mawr Bank Corp.                                   5,025    225,622
*   BSB Bancorp, Inc.                                        388     11,873
    C&F Financial Corp.                                      703     38,489
    California First National Bancorp                      1,000     15,270
    Camden National Corp.                                  4,436    188,353
*   Cannae Holdings, Inc.                                 16,608    289,145
    Capital City Bank Group, Inc.                          4,960    121,669
    Capitol Federal Financial, Inc.                       33,839    442,614
    Carolina Financial Corp.                               3,258    134,360
    CenterState Banks Corp.                                6,600    171,534
    Central Pacific Financial Corp.                        6,301    186,321
    Central Valley Community Bancorp                       2,514     48,746
    Century Bancorp, Inc. Class A                            503     40,315
    Charter Financial Corp.                                2,587     49,748
    Chemical Financial Corp.                              15,230    889,584
    Chemung Financial Corp.                                  665     29,706
#   CIT Group, Inc.                                       31,506  1,597,039
    Citizens & Northern Corp.                              1,038     24,704
    Citizens Community Bancorp, Inc.                       2,054     27,955
    Citizens Holding Co.                                     171      3,659
    City Holding Co.                                       1,803    124,046
    Civista Bancshares, Inc.                               1,249     27,640
    Clifton Bancorp, Inc.                                  6,789    110,864
    CNB Financial Corp.                                    3,635     97,891
    CNO Financial Group, Inc.                             28,026    689,159
    Codorus Valley Bancorp, Inc.                             979     26,776
    Columbia Banking System, Inc.                         15,866    683,507
    Community Bank System, Inc.                            9,692    516,584
*   Community Bankers Trust Corp.                          2,739     22,597
    Community Trust Bancorp, Inc.                          3,209    151,786
    ConnectOne Bancorp, Inc.                               9,282    270,570
*   Consumer Portfolio Services, Inc.                      5,621     25,182
#*  Cowen, Inc.                                            7,164     92,774
*   Customers Bancorp, Inc.                                7,359    225,553
    CVB Financial Corp.                                    3,900     91,260
    Dime Community Bancshares, Inc.                       13,233    251,427
    DNB Financial Corp.                                      372     12,667

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Donegal Group, Inc. Class A                            7,034 $  123,447
    Donegal Group, Inc. Class B                              592      8,762
*   Eagle Bancorp, Inc.                                    5,829    367,227
    EMC Insurance Group, Inc.                              5,269    148,849
    Employers Holdings, Inc.                               9,698    411,195
#*  Encore Capital Group, Inc.                             3,776    156,515
*   Enova International, Inc.                             10,486    187,699
*   Enstar Group, Ltd.                                     2,946    611,590
*   Entegra Financial Corp.                                  866     24,421
    Enterprise Bancorp, Inc.                                 353     11,843
    Enterprise Financial Services Corp.                    3,802    184,967
*   Equity Bancshares, Inc. Class A                        1,745     62,837
    ESSA Bancorp, Inc.                                     1,308     21,059
*   Ezcorp, Inc. Class A                                  18,858    222,524
    Farmers Capital Bank Corp.                             3,040    119,472
    Farmers National Banc Corp.                            6,114     89,264
*   FB Financial Corp.                                       866     36,614
    FBL Financial Group, Inc. Class A                      4,662    324,475
*   FCB Financial Holdings, Inc. Class A                   8,060    441,688
    Federal Agricultural Mortgage Corp. Class C            1,100     88,275
    Federated National Holding Co.                         5,966     88,476
    Fidelity Southern Corp.                                8,563    205,169
    Financial Engines, Inc.                                6,821    194,057
    Financial Institutions, Inc.                           5,238    163,164
*   First Acceptance Corp.                                 5,500      6,380
    First American Financial Corp.                         8,716    514,854
*   First BanCorp(2296926)                                54,205    325,230
    First Bancorp(2351494)                                 5,387    196,087
    First Bancorp, Inc.                                    1,809     50,923
    First Bank                                             1,860     25,854
    First Busey Corp.                                      4,193    129,899
    First Business Financial Services, Inc.                  600     14,682
    First Citizens BancShares, Inc. Class A                2,236    951,217
    First Commonwealth Financial Corp.                    23,663    342,404
    First Community Bancshares, Inc.                       6,133    169,761
    First Connecticut Bancorp, Inc.                        3,391     85,284
    First Defiance Financial Corp.                         2,429    134,955
    First Financial Bancorp                               12,228    348,498
    First Financial Corp.                                  1,400     64,820
    First Financial Northwest, Inc.                        2,949     47,007
*   First Foundation, Inc.                                 4,743     92,251
    First Horizon National Corp.                           6,452    128,137
    First Internet Bancorp                                   953     35,690
    First Interstate Bancsystem, Inc. Class A              8,864    370,958
    First Merchants Corp.                                  9,652    416,580
    First Mid-Illinois Bancshares, Inc.                      845     32,533
    First Midwest Bancorp, Inc.                           28,080    698,069
*   First Northwest Bancorp                                1,905     32,290
    First of Long Island Corp. (The)                       3,405     95,681
    FirstCash, Inc.                                        3,202    234,066
*   Flagstar Bancorp, Inc.                                14,114    525,746
    Flushing Financial Corp.                               7,023    197,768
    FNB Corp.                                             70,804  1,016,037

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
#*  Franklin Financial Network, Inc.                       3,253 $  104,909
    FS Bancorp, Inc.                                         299     17,148
    Fulton Financial Corp.                                37,399    680,662
#   Gain Capital Holdings, Inc.                           17,960    131,108
*   Genworth Financial, Inc. Class A                      77,912    238,411
    German American Bancorp, Inc.                            927     32,158
*   Global Indemnity, Ltd.                                 3,534    149,665
    Great Southern Bancorp, Inc.                           4,090    207,568
    Great Western Bancorp, Inc.                           12,843    541,332
*   Green Bancorp, Inc.                                    8,650    206,303
*   Green Dot Corp. Class A                                9,500    581,970
#   Greenhill & Co., Inc.                                  4,000     74,200
*   Greenlight Capital Re, Ltd. Class A                   11,135    225,484
    Guaranty Bancorp                                       3,101     87,913
    Guaranty Federal Bancshares, Inc.                        100      2,167
*   Hallmark Financial Services, Inc.                      5,065     51,308
    Hancock Holding Co.                                   20,809  1,117,443
    Hanmi Financial Corp.                                  6,076    191,394
    Hanover Insurance Group, Inc. (The)                    9,070  1,026,270
    HCI Group, Inc.                                        3,566    124,632
    Heartland Financial USA, Inc.                          4,608    244,915
    Heritage Commerce Corp.                               11,096    177,647
    Heritage Financial Corp.                               8,641    266,143
#   Heritage Insurance Holdings, Inc.                      8,054    137,160
    Hilltop Holdings, Inc.                                21,057    551,483
*   HMN Financial, Inc.                                      750     14,363
    Home Bancorp, Inc.                                       974     41,746
    Home BancShares, Inc.                                  5,418    130,086
*   HomeStreet, Inc.                                       6,669    196,402
*   HomeTrust Bancshares, Inc.                             4,946    125,381
    Hope Bancorp, Inc.                                    36,109    687,515
    HopFed Bancorp, Inc.                                     683     10,197
    Horace Mann Educators Corp.                            8,182    337,917
    Horizon Bancorp                                        6,418    195,428
*   Howard Bancorp, Inc.                                     700     14,700
    Iberiabank Corp.                                      11,789    996,170
    Independence Holding Co.                               4,791    140,376
    Independent Bank Corp.(2447821)                        4,777    340,839
    Independent Bank Corp.(2492133)                        3,881     89,457
    Independent Bank Group, Inc.                           5,405    387,809
    Infinity Property & Casualty Corp.                     2,098    212,422
    International Bancshares Corp.                        19,438    806,677
*   INTL. FCStone, Inc.                                    3,667    159,515
    Investment Technology Group, Inc.                      9,273    198,071
    Investors Bancorp, Inc.                               75,714  1,036,525
    Investors Title Co.                                      125     24,313
    James River Group Holdings, Ltd.                       4,243    161,234
    Kearny Financial Corp.                                22,071    304,580
    Kemper Corp.                                          13,671    886,564
    Kentucky First Federal Bancorp                           120      1,050
    Kingstone Cos., Inc.                                   1,382     28,953
    Lakeland Bancorp, Inc.                                 8,519    171,232
    Landmark Bancorp, Inc.                                   205      5,863

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
           LCNB Corp.                                            950 $   18,525
           LegacyTexas Financial Group, Inc.                   9,427    415,165
           Legg Mason, Inc.                                   22,003    937,768
#*         LendingClub Corp.                                  23,260     85,132
           Macatawa Bank Corp.                                 8,982     93,054
           Mackinac Financial Corp.                            1,448     23,313
           Maiden Holdings, Ltd.                              25,102    176,969
           MainSource Financial Group, Inc.                    5,846    230,040
*          Malvern Bancorp, Inc.                                 496     11,854
           Marlin Business Services Corp.                      3,590     85,083
           MB Financial, Inc.                                 12,622    539,969
#*         MBIA, Inc.                                         26,055    191,244
           MBT Financial Corp.                                 6,681     75,161
           Mercantile Bank Corp.                               4,279    149,294
           Mercury General Corp.                               5,063    247,834
           Meridian Bancorp, Inc.                             11,551    236,218
           Meta Financial Group, Inc.                          2,013    235,521
*          MGIC Investment Corp.                               1,576     23,356
           Midland States Bancorp, Inc.                        1,751     56,190
           MidSouth Bancorp, Inc.                              3,114     44,063
           MidWestOne Financial Group, Inc.                    2,011     66,524
           MutualFirst Financial, Inc.                           414     15,546
           National Bank Holdings Corp. Class A                7,014    233,145
*          National Commerce Corp.                             1,850     83,898
           National General Holdings Corp.                    21,651    433,453
           National Western Life Group, Inc. Class A             759    245,840
#*         Nationstar Mortgage Holdings, Inc.                 20,495    363,581
           Navient Corp.                                      71,362  1,016,908
           Navigators Group, Inc. (The)                        6,932    336,895
           NBT Bancorp, Inc.                                   8,450    311,889
           Nelnet, Inc. Class A                                8,117    422,977
#          New York Community Bancorp, Inc.                  113,503  1,607,202
(degrees)  NewStar Financial, Inc.                            13,529      7,306
*          Nicholas Financial, Inc.                            1,554     14,157
*          Nicolet Bankshares, Inc.                            1,289     69,980
*          NMI Holdings, Inc. Class A                         21,820    400,397
           Northeast Bancorp                                   1,666     37,235
           Northfield Bancorp, Inc.                           11,826    198,440
           Northrim BanCorp, Inc.                              1,773     59,307
           Northwest Bancshares, Inc.                         30,453    513,133
#          Norwood Financial Corp.                                66      2,073
           OceanFirst Financial Corp.                          6,493    171,740
#*         Ocwen Financial Corp.                              15,331     51,665
           OFG Bancorp                                        15,064    171,730
#          Ohio Valley Banc Corp.                                197      8,097
           Old Line Bancshares, Inc.                           2,063     65,335
           Old National Bancorp                               39,933    690,841
           Old Republic International Corp.                   59,758  1,284,199
           Old Second Bancorp, Inc.                           11,322    166,433
*          On Deck Capital, Inc.                              17,508     78,786
*          OneMain Holdings, Inc.                             18,225    596,140
           Oppenheimer Holdings, Inc. Class A                  7,191    197,753
           Opus Bank                                           7,232    195,987

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    Oritani Financial Corp.                               14,065 $  234,885
    Orrstown Financial Services, Inc.                        570     14,336
*   Pacific Premier Bancorp, Inc.                          6,752    275,144
    PacWest Bancorp                                       30,208  1,583,805
    Park National Corp.                                      100     10,502
#   Parke Bancorp, Inc.                                      640     12,896
    Patriot National Bancorp, Inc.                            60      1,071
    Peapack Gladstone Financial Corp.                      4,692    166,660
    Penns Woods Bancorp, Inc.                                733     31,424
    People's United Financial, Inc.                       81,193  1,597,066
    People's Utah Bancorp                                  3,568    112,749
    Peoples Bancorp, Inc.                                  6,526    232,391
*   PHH Corp.                                             19,603    175,839
    Pinnacle Financial Partners, Inc.                     17,600  1,114,080
    Piper Jaffray Cos.                                     1,891    174,539
    Popular, Inc.                                         24,047    977,270
#*  PRA Group, Inc.                                        9,019    322,429
    Premier Financial Bancorp, Inc.                        1,481     28,169
    ProAssurance Corp.                                     8,036    439,569
    Prosperity Bancshares, Inc.                           15,628  1,184,602
    Provident Financial Holdings, Inc.                     3,183     58,249
    Provident Financial Services, Inc.                    15,607    410,620
    Prudential Bancorp, Inc.                               1,535     26,571
    QCR Holdings, Inc.                                     2,174     95,330
    Radian Group, Inc.                                    26,488    584,590
*   Regional Management Corp.                              4,708    133,519
    RenaissanceRe Holdings, Ltd.                           9,693  1,232,368
    Renasant Corp.                                        11,794    507,968
    Republic Bancorp, Inc. Class A                         2,989    115,196
    Riverview Bancorp, Inc.                                6,235     59,731
    S&T Bancorp, Inc.                                      8,236    332,405
    Safety Insurance Group, Inc.                           3,256    252,828
    Sandy Spring Bancorp, Inc.                             5,624    212,700
    Santander Consumer USA Holdings, Inc.                 63,053  1,087,664
*   Seacoast Banking Corp. of Florida                      7,866    202,864
#   Selective Insurance Group, Inc.                       10,000    582,500
    Shore Bancshares, Inc.                                 3,076     56,045
    SI Financial Group, Inc.                               2,784     40,229
    Sierra Bancorp                                         3,798    103,989
    Simmons First National Corp. Class A                  13,478    793,180
#*  SmartFinancial, Inc.                                     598     13,036
    South State Corp.                                      6,344    562,078
*   Southern First Bancshares, Inc.                          553     24,083
    Southern Missouri Bancorp, Inc.                          606     23,228
    Southern National Bancorp of Virginia, Inc.            3,228     52,907
    Southside Bancshares, Inc.                             3,410    117,065
    Southwest Georgia Financial Corp.                         98      2,122
    State Auto Financial Corp.                            10,309    306,899
    State Bank Financial Corp.                             6,607    201,580
    Sterling Bancorp                                      40,793  1,009,627
    Stewart Information Services Corp.                     5,117    227,758
    Stifel Financial Corp.                                14,723    994,097
    Stock Yards Bancorp, Inc.                                714     25,668

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Financials -- (Continued)
    Sun Bancorp, Inc.                                      2,758 $    67,571
    TCF Financial Corp.                                   36,257     777,713
    Territorial Bancorp, Inc.                              2,769      83,845
*   Third Point Reinsurance, Ltd.                         22,738     324,016
    Timberland Bancorp, Inc.                                 940      26,226
    Tiptree, Inc.                                          7,900      48,585
    Tompkins Financial Corp.                                 200      16,474
    Towne Bank                                            10,053     307,119
    Trico Bancshares                                       4,901     181,239
*   TriState Capital Holdings, Inc.                        5,914     142,232
*   Triumph Bancorp, Inc.                                  3,857     148,495
    TrustCo Bank Corp. NY                                 18,233     156,804
    Trustmark Corp.                                       19,644     624,483
    Umpqua Holdings Corp.                                 54,549   1,180,986
*   Unico American Corp.                                   1,400      11,690
    Union Bankshares Corp.                                17,750     670,062
#   United Bankshares, Inc.                               21,700     798,560
    United Community Banks, Inc.                          14,166     448,779
    United Community Financial Corp.                      14,466     141,044
    United Financial Bancorp, Inc.                        13,668     229,076
    United Fire Group, Inc.                                6,646     288,370
    United Insurance Holdings Corp.                        4,762      92,002
    Unity Bancorp, Inc.                                      653      13,419
    Universal Insurance Holdings, Inc.                     3,526     103,664
    Univest Corp. of Pennsylvania                          6,883     192,724
    Validus Holdings, Ltd.                                17,385   1,176,964
    Valley National Bancorp                               54,168     680,892
*   Veritex Holdings, Inc.                                 2,620      74,696
    Virtus Investment Partners, Inc.                       1,597     204,416
#   Waddell & Reed Financial, Inc. Class A                13,807     317,561
*   Walker & Dunlop, Inc.                                  4,664     216,643
    Washington Federal, Inc.                              13,458     483,142
    Washington Trust Bancorp, Inc.                         1,288      69,294
    Waterstone Financial, Inc.                             8,165     139,622
    WesBanco, Inc.                                        11,927     489,126
    West Bancorporation, Inc.                              1,381      35,354
    Western New England Bancorp, Inc.                      8,231      89,306
    White Mountains Insurance Group, Ltd.                    597     501,420
    Wintrust Financial Corp.                               5,336     458,362
#*  World Acceptance Corp.                                 3,600     424,980
    WR Berkley Corp.                                       5,700     415,986
    WSFS Financial Corp.                                   4,894     250,083
                                                                 -----------
Total Financials                                                  94,234,605
                                                                 -----------
Health Care -- (5.4%)
#*  Acadia Healthcare Co., Inc.                           22,744     775,116
    Aceto Corp.                                            9,096     100,147
*   Achillion Pharmaceuticals, Inc.                       51,583     136,695
*   Acorda Therapeutics, Inc.                             19,112     495,956
*   Addus HomeCare Corp.                                   6,624     237,470
*   Adverum Biotechnologies, Inc.                         14,557     106,266
*   Allscripts Healthcare Solutions, Inc.                 84,110   1,254,080

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Health Care -- (Continued)
*   Almost Family, Inc.                                    6,296 $359,187
#*  AMAG Pharmaceuticals, Inc.                             8,645  124,056
*   American Shared Hospital Services                        400    1,080
*   Amphastar Pharmaceuticals, Inc.                       19,361  360,889
    Analogic Corp.                                         2,683  222,421
*   AngioDynamics, Inc.                                   12,603  219,418
*   ANI Pharmaceuticals, Inc.                              1,164   78,174
*   Anika Therapeutics, Inc.                               4,478  298,772
*   Applied Genetic Technologies Corp.                     4,817   23,844
*   Aptevo Therapeutics, Inc.                             10,536   35,717
*   Ardelyx, Inc.                                          3,800   27,550
*   Brookdale Senior Living, Inc.                         47,258  448,951
*   Cascadian Therapeutics, Inc.                          10,701  107,652
#*  Celldex Therapeutics, Inc.                            24,915   68,765
*   Chimerix, Inc.                                        20,509   98,238
#*  Community Health Systems, Inc.                        32,043  181,043
*   Concert Pharmaceuticals, Inc.                          3,484   69,959
    CONMED Corp.                                           6,019  347,778
*   Cross Country Healthcare, Inc.                         6,772   94,876
*   CryoLife, Inc.                                         7,782  146,691
#*  Cumberland Pharmaceuticals, Inc.                       3,402   23,168
*   Depomed, Inc.                                         14,644  107,633
    Digirad Corp.                                          7,000   16,450
#*  Diplomat Pharmacy, Inc.                                1,000   26,990
*   Emergent BioSolutions, Inc.                            8,915  434,963
*   Endo International P.L.C.                             46,193  319,194
    Ensign Group, Inc. (The)                              10,164  234,077
#*  Envision Healthcare Corp.                             25,423  914,974
#*  Esperion Therapeutics, Inc.                            1,572  113,986
#*  Evolent Health, Inc. Class A                           9,469  133,513
*   Exactech, Inc.                                         3,062  153,406
*   Five Star Senior Living, Inc.                          3,016    4,373
*   FONAR Corp.                                            1,830   44,927
*   Haemonetics Corp.                                      8,740  565,041
*   Halyard Health, Inc.                                  15,387  751,039
*   Harvard Bioscience, Inc.                               8,680   40,796
*   HealthStream, Inc.                                     6,405  150,646
*   HMS Holdings Corp.                                    15,665  268,341
*   Horizon Pharma P.L.C.                                 14,751  214,627
*   Impax Laboratories, Inc.                               2,601   50,589
#*  Infinity Pharmaceuticals, Inc.                         7,948   16,293
*   InfuSystem Holdings, Inc.                              2,347    5,398
*   Integer Holdings Corp.                                 8,618  432,193
#*  Intra-Cellular Therapies, Inc.                         6,492  110,494
#   Invacare Corp.                                        14,077  259,017
    Kewaunee Scientific Corp.                                637   18,473
*   Kindred Biosciences, Inc.                              7,326   64,103
    Kindred Healthcare, Inc.                              33,984  312,653
*   LHC Group, Inc.                                        3,928  246,678
*   LifePoint Health, Inc.                                 8,598  425,171
*   LivaNova P.L.C.                                        5,838  499,441
    Luminex Corp.                                          8,320  167,981
*   Magellan Health, Inc.                                  4,731  471,208

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Health Care -- (Continued)
#*  Mallinckrodt P.L.C.                                   20,849 $   376,533
*   MEDNAX, Inc.                                          20,538   1,084,612
*   MEI Pharma, Inc.                                       5,727      12,485
#*  Melinta Therapeutics, Inc.                             3,383      47,193
*   Merit Medical Systems, Inc.                            9,607     446,245
#   Merrimack Pharmaceuticals, Inc.                        5,810      61,005
*   Micron Solutions, Inc.                                   291       1,019
*   Minerva Neurosciences, Inc.                            2,800      17,920
#*  Mirati Therapeutics, Inc.                              2,576      66,718
#*  Molina Healthcare, Inc.                                2,223     203,093
#*  Myriad Genetics, Inc.                                  6,954     256,464
    National HealthCare Corp.                              2,344     146,195
*   Natus Medical, Inc.                                    2,541      78,898
*   Nuvectra Corp.                                         5,379      43,677
*   Ophthotech Corp.                                       5,587      16,314
*   Orthofix International NV                              1,741     100,003
*   Otonomy, Inc.                                         13,318      77,244
    Owens & Minor, Inc.                                   13,325     280,624
*   PDL BioPharma, Inc.                                   36,060      99,526
#*  Premier, Inc. Class A                                  6,724     218,194
*   Prestige Brands Holdings, Inc.                         8,849     370,154
*   Providence Service Corp. (The)                         2,891     185,978
*   Quality Systems, Inc.                                  5,358      69,654
*   Quorum Health Corp.                                   15,003      92,569
*   Repligen Corp.                                         5,025     177,734
*   RTI Surgical, Inc.                                    24,063     108,283
*   SeaSpine Holdings Corp.                                2,563      28,167
*   Select Medical Holdings Corp.                         26,235     464,359
#*  Sierra Oncology, Inc.                                  7,552      23,034
*   Spectrum Pharmaceuticals, Inc.                        11,345     244,371
#*  Surgery Partners, Inc.                                 8,900     138,395
*   Syneos Health, Inc.                                   17,446     669,054
*   Taro Pharmaceutical Industries, Ltd.                   1,796     182,635
*   Triple-S Management Corp. Class B                      4,208      96,700
*   United Therapeutics Corp.                              6,174     796,446
#*  Versartis, Inc.                                        9,622      19,244
*   Zafgen, Inc.                                           8,180      56,197
                                                                 -----------
Total Health Care                                                 21,375,563
                                                                 -----------
Industrials -- (18.3%)
    AAR Corp.                                              6,561     265,524
    ABM Industries, Inc.                                  15,815     601,444
*   Acacia Research Corp.                                 22,344      81,556
*   ACCO Brands Corp.                                     28,133     333,376
    Acme United Corp.                                        100       2,425
    Actuant Corp. Class A                                 23,182     573,754
*   AECOM                                                 62,506   2,444,610
*   Aegion Corp.                                           6,770     169,792
*   Aerovironment, Inc.                                    5,199     267,021
    AGCO Corp.                                            12,778     927,938
    Air Lease Corp.                                       49,652   2,414,080
*   Air Transport Services Group, Inc.                    10,456     259,936

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Aircastle, Ltd.                                       20,315 $  479,840
    Alamo Group, Inc.                                      6,106    702,373
    Alaska Air Group, Inc.                                 9,042    594,331
    Albany International Corp. Class A                     9,019    572,256
*   Alpha PRO Tech, Ltd.                                   3,388     12,874
    AMERCO                                                 4,655  1,699,447
*   Ameresco, Inc. Class A                                 5,950     51,765
    American Railcar Industries, Inc.                      3,348    131,309
*   AMREP Corp.                                              600      4,554
    Apogee Enterprises, Inc.                               9,019    410,455
*   ARC Document Solutions, Inc.                          22,733     55,014
*   ARC Group Worldwide, Inc.                              2,464      5,051
    ArcBest Corp.                                          8,910    316,751
    Argan, Inc.                                            4,025    175,490
*   Armstrong Flooring, Inc.                              10,188    157,812
*   Arotech Corp.                                          8,575     31,299
    Astec Industries, Inc.                                 6,954    433,930
*   Astronics Corp.                                        2,005     89,423
*   Atlas Air Worldwide Holdings, Inc.                     6,497    365,781
    AZZ, Inc.                                             10,419    474,064
#*  Babcock & Wilcox Enterprises, Inc.                    16,273    105,775
    Barnes Group, Inc.                                     9,672    636,321
*   Beacon Roofing Supply, Inc.                            3,910    236,555
*   BMC Stock Holdings, Inc.                              16,283    364,739
    Brady Corp. Class A                                    8,910    340,807
    Briggs & Stratton Corp.                                7,571    183,067
*   Broadwind Energy, Inc.                                 2,514      6,210
*   CAI International, Inc.                                5,765    162,919
    Carlisle Cos., Inc.                                    3,652    417,095
*   CBIZ, Inc.                                            17,838    294,327
    CECO Environmental Corp.                               9,481     42,949
    Celadon Group, Inc.                                    8,097     44,938
*   Chart Industries, Inc.                                11,609    575,458
    Chicago Bridge & Iron Co. NV                           8,603    179,545
    CIRCOR International, Inc.                             4,246    225,123
*   Civeo Corp.                                           26,178     91,623
*   Clean Harbors, Inc.                                   11,053    611,673
*   Colfax Corp.                                          33,031  1,321,901
    Columbus McKinnon Corp.                                5,038    206,306
*   Commercial Vehicle Group, Inc.                         3,375     41,749
    CompX International, Inc.                                200      2,750
    Copa Holdings SA Class A                               2,214    306,263
    Costamare, Inc.                                       11,491     74,921
*   Covenant Transportation Group, Inc. Class A            2,919     85,614
*   CPI Aerostructures, Inc.                               3,207     28,542
    CRA International, Inc.                                3,010    139,754
*   CSW Industrials, Inc.                                  2,777    133,018
    Cubic Corp.                                            7,062    409,949
    Curtiss-Wright Corp.                                   3,572    466,718
    DMC Global, Inc.                                       1,787     40,922
*   Ducommun, Inc.                                         3,539    103,268
*   DXP Enterprises, Inc.                                  3,786    129,519
*   Eagle Bulk Shipping, Inc.                              1,924      9,120

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Eastern Co. (The)                                        510 $   13,643
*   Echo Global Logistics, Inc.                            6,865    200,458
    Ecology and Environment, Inc. Class A                    210      2,268
    EMCOR Group, Inc.                                      2,008    163,210
    Encore Wire Corp.                                      5,068    256,441
    EnerSys                                                4,033    283,560
*   Engility Holdings, Inc.                               12,069    315,725
    Ennis, Inc.                                            6,015    119,699
    EnPro Industries, Inc.                                   605     53,234
    ESCO Technologies, Inc.                                5,649    345,436
    Essendant, Inc.                                       10,698     96,817
*   Esterline Technologies Corp.                           7,691    565,673
    Federal Signal Corp.                                  18,356    373,361
    Forward Air Corp.                                      3,308    200,829
*   Franklin Covey Co.                                     3,400     97,920
    Franklin Electric Co., Inc.                            2,158     97,757
    FreightCar America, Inc.                               4,774     74,379
*   FTI Consulting, Inc.                                  10,273    446,567
*   Fuel Tech, Inc.                                        1,990      2,269
#*  FuelCell Energy, Inc.                                  5,143      8,589
#   GATX Corp.                                             8,248    586,763
*   Genco Shipping & Trading, Ltd.                         2,204     28,674
*   Gencor Industries, Inc.                                1,822     30,610
*   Genesee & Wyoming, Inc. Class A                       15,696  1,253,326
*   Gibraltar Industries, Inc.                             7,121    264,189
*   GMS, Inc.                                              5,066    173,662
*   Goldfield Corp. (The)                                 14,200     70,290
    Gorman-Rupp Co. (The)                                  9,371    264,918
*   GP Strategies Corp.                                    4,357    108,707
    Graham Corp.                                           3,184     68,138
    Granite Construction, Inc.                             9,102    607,012
*   Great Lakes Dredge & Dock Corp.                       18,178     85,437
#   Greenbrier Cos., Inc. (The)                            4,175    209,376
    Griffon Corp.                                         10,863    217,803
    Hardinge, Inc.                                         3,769     71,083
    Hawaiian Holdings, Inc.                                7,309    272,991
    Heidrick & Struggles International, Inc.               6,255    165,132
*   Heritage-Crystal Clean, Inc.                           3,150     68,513
*   Hertz Global Holdings, Inc.                           12,002    275,206
*   Hill International, Inc.                               8,440     48,108
    HNI Corp.                                              1,860     72,335
*   Houston Wire & Cable Co.                               4,069     28,483
*   Hub Group, Inc. Class A                                7,263    348,987
*   Hudson Global, Inc.                                    1,700      3,621
#*  Hudson Technologies, Inc.                              8,444     53,028
    Hurco Cos., Inc.                                       1,730     78,110
*   Huron Consulting Group, Inc.                           6,466    259,610
    Hyster-Yale Materials Handling, Inc.                   2,438    206,474
*   ICF International, Inc.                                4,105    217,976
*   IES Holdings, Inc.                                     1,262     22,085
*   InnerWorkings, Inc.                                   18,477    184,955
    Insteel Industries, Inc.                               3,425    107,305
    ITT, Inc.                                             10,698    599,088

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Jacobs Engineering Group, Inc.                        31,153 $2,163,887
*   JetBlue Airways Corp.                                 84,042  1,753,116
    Kadant, Inc.                                             774     77,594
    Kaman Corp.                                            5,844    366,419
    KBR, Inc.                                             25,195    512,466
    Kelly Services, Inc. Class A                           9,154    259,150
*   Key Technology, Inc.                                     987     26,274
#*  KeyW Holding Corp. (The)                              11,521     77,191
*   Kirby Corp.                                           14,913  1,116,984
*   KLX, Inc.                                             17,210  1,216,059
    Knoll, Inc.                                            2,300     52,762
    Korn/Ferry International                              13,257    590,732
*   Lawson Products, Inc.                                  1,607     38,166
#*  Layne Christensen Co.                                  3,610     48,699
*   LB Foster Co. Class A                                  3,630     98,555
*   Limbach Holdings, Inc.                                 1,631     22,850
    LS Starrett Co. (The) Class A                            489      4,083
    LSC Communications, Inc.                               6,962     95,240
    LSI Industries, Inc.                                   7,336     58,248
*   Lydall, Inc.                                             751     35,898
    Macquarie Infrastructure Corp.                           170     11,280
    ManpowerGroup, Inc.                                    5,822    764,953
    Marten Transport, Ltd.                                14,216    329,811
*   Masonite International Corp.                           1,738    121,226
*   MasTec, Inc.                                          13,321    711,341
    Matson, Inc.                                           5,476    187,334
    Matthews International Corp. Class A                   4,193    234,808
    Maxar Technologies, Ltd.                               3,650    230,096
    McGrath RentCorp                                       5,173    247,269
*   Mercury Systems, Inc.                                  8,735    419,455
*   Milacron Holdings Corp.                                3,213     60,951
    Miller Industries, Inc.                                3,056     79,609
*   Mistras Group, Inc.                                    5,968    127,178
    Mobile Mini, Inc.                                      8,725    330,241
*   Moog, Inc. Class A                                     6,808    613,128
*   MRC Global, Inc.                                      12,329    221,675
    Multi-Color Corp.                                         95      7,363
*   MYR Group, Inc.                                        3,242    109,839
#   National Presto Industries, Inc.                       1,049    106,631
*   Navigant Consulting, Inc.                             12,572    257,977
*   Nexeo Solutions, Inc.                                  2,819     26,583
    NN, Inc.                                               9,772    281,434
*   Northwest Pipe Co.                                     4,013     76,247
#*  NOW, Inc.                                             26,525    312,730
*   NV5 Global, Inc.                                       2,059    100,376
*   On Assignment, Inc.                                    9,657    739,436
    Orbital ATK, Inc.                                      1,319    173,976
*   Orion Group Holdings, Inc.                             8,609     64,740
    Owens Corning                                         18,793  1,747,185
*   PAM Transportation Services, Inc.                      1,458     54,690
    Park-Ohio Holdings Corp.                               2,900    120,785
*   Patriot Transportation Holding, Inc.                     178      3,382
*   Perma-Pipe International Holdings, Inc.                1,500     13,650

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Powell Industries, Inc.                                4,041 $  131,696
    Preformed Line Products Co.                            1,429    105,546
    Primoris Services Corp.                               10,932    284,232
    Quad/Graphics, Inc.                                    2,231     49,350
    Quanex Building Products Corp.                        10,042    207,869
*   Quanta Services, Inc.                                 38,352  1,476,168
*   Radiant Logistics, Inc.                               12,254     58,942
    Raven Industries, Inc.                                 4,514    174,015
    RCM Technologies, Inc.                                 4,177     26,440
    Regal Beloit Corp.                                    10,781    839,840
    Resources Connection, Inc.                            10,756    175,861
#*  Revolution Lighting Technologies, Inc.                 1,826      6,482
*   Rexnord Corp.                                          5,552    156,067
*   Roadrunner Transportation Systems, Inc.               13,310     74,137
    RPX Corp.                                             17,489    245,546
*   Rush Enterprises, Inc. Class A                         5,805    313,760
*   Rush Enterprises, Inc. Class B                         1,650     83,853
    Ryder System, Inc.                                    11,573  1,007,198
*   Saia, Inc.                                             4,947    373,746
    Scorpio Bulkers, Inc.                                 15,122    114,927
*   SIFCO Industries, Inc.                                   659      4,316
    Simpson Manufacturing Co., Inc.                       10,283    604,023
    SkyWest, Inc.                                         13,482    751,621
*   SP Plus Corp.                                          4,752    183,190
    Spartan Motors, Inc.                                   9,015    120,801
*   Sparton Corp.                                          2,441     56,167
#*  Spirit Airlines, Inc.                                 13,831    582,562
*   SPX FLOW, Inc.                                         5,025    233,009
    Standex International Corp.                              595     62,445
    Steelcase, Inc. Class A                               17,798    276,759
*   Sterling Construction Co., Inc.                        6,799     94,846
#*  Sunrun, Inc.                                          13,402     84,835
#*  Team, Inc.                                             6,832    116,144
*   Teledyne Technologies, Inc.                            2,275    434,343
    Terex Corp.                                            5,955    280,004
    Tetra Tech, Inc.                                      13,163    654,201
*   Textainer Group Holdings, Ltd.                         7,196    176,302
*   Thermon Group Holdings, Inc.                           8,245    191,119
    Titan International, Inc.                             16,208    215,728
*   Titan Machinery, Inc.                                  7,999    171,899
*   TriMas Corp.                                           7,695    204,687
    Trinity Industries, Inc.                              46,408  1,599,684
    Triton International, Ltd.                            18,160    700,976
#   Triumph Group, Inc.                                   10,959    319,455
*   TrueBlue, Inc.                                         9,453    258,540
*   Tutor Perini Corp.                                    12,998    321,700
*   Twin Disc, Inc.                                        2,022     59,609
*   Ultralife Corp.                                          969      6,589
    UniFirst Corp.                                         1,928    318,698
    Universal Forest Products, Inc.                       13,182    492,084
*   USA Truck, Inc.                                        4,457     89,853
*   USG Corp.                                              8,784    339,589
*   Vectrus, Inc.                                          2,279     69,282

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Industrials -- (Continued)
*   Veritiv Corp.                                          3,347 $    96,059
    Viad Corp.                                             4,624     262,643
    Virco Manufacturing Corp.                              4,400      20,680
    VSE Corp.                                              1,686      83,541
#   Wabash National Corp.                                 14,256     368,232
    Watts Water Technologies, Inc. Class A                 3,568     284,548
    Werner Enterprises, Inc.                              16,559     673,951
*   Wesco Aircraft Holdings, Inc.                         25,443     181,917
*   WESCO International, Inc.                             13,228     901,488
*   Willdan Group, Inc.                                      470      10,650
*   Willis Lease Finance Corp.                             2,293      61,911
#*  XPO Logistics, Inc.                                   19,128   1,806,448
                                                                 -----------
Total Industrials                                                 72,129,098
                                                                 -----------
Information Technology -- (10.5%)
*   Actua Corp.                                           16,954     264,482
*   Acxiom Corp.                                          32,059     867,837
*   ADDvantage Technologies Group, Inc.                    1,399       2,071
    ADTRAN, Inc.                                          24,733     395,728
*   Agilysys, Inc.                                         6,504      78,048
#*  Airgain, Inc.                                          1,645      16,088
*   Alpha & Omega Semiconductor, Ltd.                      5,883      98,776
*   Amkor Technology, Inc.                                77,719     781,853
*   Amtech Systems, Inc.                                   6,555      65,747
*   Anixter International, Inc.                            9,586     802,348
*   ARRIS International P.L.C.                            37,146     939,794
*   Arrow Electronics, Inc.                               33,704   2,741,483
    AstroNova, Inc.                                        1,475      19,765
#*  Asure Software, Inc.                                   2,910      44,232
*   Aviat Networks, Inc.                                   1,600      26,016
    Avnet, Inc.                                           46,812   1,989,510
    AVX Corp.                                             30,256     542,793
*   Aware, Inc.                                            4,272      19,438
*   Axcelis Technologies, Inc.                             8,620     223,258
*   AXT, Inc.                                             15,993     126,345
    Bel Fuse, Inc. Class B                                 3,659      75,192
    Belden, Inc.                                           2,391     202,685
*   Benchmark Electronics, Inc.                            9,349     270,654
    Black Box Corp.                                        6,583      23,041
*   Blackhawk Network Holdings, Inc.                       8,945     406,550
*   Blucora, Inc.                                         14,134     344,870
#*  BroadVision, Inc.                                      1,325       4,174
    Brooks Automation, Inc.                               15,210     424,359
*   BSQUARE Corp.                                          2,065       8,880
*   CACI International, Inc. Class A                       5,063     711,605
*   Calix, Inc.                                           17,253     110,419
*   Cardtronics P.L.C. Class A                             7,650     187,119
#*  Cars.com, Inc.                                        14,200     421,598
    Cass Information Systems, Inc.                           300      17,385
*   Ciena Corp.                                           18,407     391,701
*   Cirrus Logic, Inc.                                     7,481     370,833
*   Clearfield, Inc.                                       1,200      15,540

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
*   Coherent, Inc.                                           595 $  154,414
    Cohu, Inc.                                             8,677    197,575
    Communications Systems, Inc.                           2,300      8,050
*   Computer Task Group, Inc.                              2,470     12,844
    Comtech Telecommunications Corp.                       7,920    171,310
*   Control4 Corp.                                         3,861    104,672
    Convergys Corp.                                       17,490    406,992
*   Cray, Inc.                                            10,090    244,683
#*  Cree, Inc.                                            27,514    949,508
    CSP, Inc.                                                 66      1,155
    CTS Corp.                                              8,123    223,383
#*  CyberOptics Corp.                                      2,716     41,419
    Daktronics, Inc.                                      12,960    120,010
*   DHI Group, Inc.                                       19,403     34,925
*   Digi International, Inc.                               9,527     98,604
*   Diodes, Inc.                                          12,034    339,238
*   DSP Group, Inc.                                        3,572     46,793
    DST Systems, Inc.                                      4,467    372,414
#*  Eastman Kodak Co.                                      4,585     36,451
*   EchoStar Corp. Class A                                12,908    788,162
*   Edgewater Technology, Inc.                             3,967     23,723
*   Electro Scientific Industries, Inc.                   12,244    286,754
*   Electronics for Imaging, Inc.                         10,573    309,155
*   Emcore Corp.                                           3,590     24,233
    Entegris, Inc.                                         8,427    274,299
*   ePlus, Inc.                                            2,040    157,488
*   Evolving Systems, Inc.                                 2,454     13,252
*   Fabrinet                                               7,685    190,665
*   FARO Technologies, Inc.                                4,010    216,139
#*  Finisar Corp.                                         28,108    504,820
*   First Solar, Inc.                                      7,938    533,195
#*  Fitbit, Inc. Class A                                  22,886    117,863
*   FormFactor, Inc.                                      14,214    203,971
*   Frequency Electronics, Inc.                            2,659     25,101
*   GSI Technology, Inc.                                   4,816     38,672
#*  Harmonic, Inc.                                        31,893    116,409
*   II-VI, Inc.                                           13,153    560,975
#*  Infinera Corp.                                        23,750    153,663
*   Insight Enterprises, Inc.                              8,734    324,206
*   inTEST Corp.                                           4,410     39,029
*   Intevac, Inc.                                          5,464     37,155
    Jabil, Inc.                                           41,431  1,053,590
*   Kemet Corp.                                            5,338    108,682
*   Key Tronic Corp.                                       2,718     19,488
*   Kimball Electronics, Inc.                              9,720    179,820
#*  Knowles Corp.                                         24,185    368,579
*   Kulicke & Soffa Industries, Inc.                      12,487    287,326
*   KVH Industries, Inc.                                   3,206     35,426
*   Leaf Group, Ltd.                                       1,123      9,826
#*  Lightpath Technologies, Inc. Class A                   1,873      4,495
*   Limelight Networks, Inc.                              16,088     70,465
*   Liquidity Services, Inc.                               8,718     41,846
    Littelfuse, Inc.                                         750    163,005

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
#*  MACOM Technology Solutions Holdings, Inc.              4,928 $  153,261
    ManTech International Corp. Class A                    6,874    357,929
*   Marchex, Inc. Class B                                  9,439     32,376
#*  Meet Group, Inc.(The)                                 25,341     69,941
    Methode Electronics, Inc.                              2,862    116,913
*   MicroStrategy, Inc. Class A                            1,004    138,281
    MKS Instruments, Inc.                                    534     54,628
*   ModusLink Global Solutions, Inc.                      11,199     24,974
    Monotype Imaging Holdings, Inc.                        5,184    124,157
    MTS Systems Corp.                                      2,359    122,314
*   Nanometrics, Inc.                                      5,858    145,103
*   Napco Security Technologies, Inc.                      1,772     16,214
#*  NeoPhotonics Corp.                                    13,287     74,540
*   NETGEAR, Inc.                                          7,554    526,514
*   Netscout Systems, Inc.                                18,811    536,113
    Network-1 Technologies, Inc.                           3,000      7,500
*   Novanta, Inc.                                          4,956    286,952
*   ON Semiconductor Corp.                                 5,560    137,554
*   Optical Cable Corp.                                    1,600      3,760
*   OSI Systems, Inc.                                      3,974    262,602
*   PAR Technology Corp.                                   4,662     40,093
    Park Electrochemical Corp.                             6,663    121,933
    PC Connection, Inc.                                    6,934    181,671
    PC-Tel, Inc.                                           4,282     30,659
*   PCM, Inc.                                              4,296     38,020
#*  PDF Solutions, Inc.                                    5,989     81,930
*   Perficient, Inc.                                       9,552    185,022
*   Photronics, Inc.                                      18,041    151,544
*   Plexus Corp.                                           7,190    429,602
*   PRGX Global, Inc.                                      2,300     17,480
*   Qorvo, Inc.                                           16,546  1,187,506
*   QuinStreet, Inc.                                       3,508     32,730
*   Rambus, Inc.                                          22,083    278,908
*   RealNetworks, Inc.                                     5,224     16,194
    Reis, Inc.                                             1,044     21,663
    RF Industries, Ltd.                                      681      2,111
*   Ribbon Communications, Inc.                           16,078    112,224
    Richardson Electronics, Ltd.                           3,224     26,147
*   Rogers Corp.                                           4,113    677,740
*   Rubicon Project, Inc. (The)                           13,046     25,048
*   Rudolph Technologies, Inc.                             8,606    225,477
*   Sanmina Corp.                                         20,163    527,262
*   ScanSource, Inc.                                       6,350    217,170
*   Seachange International, Inc.                         13,521     45,025
*   Sigma Designs, Inc.                                   10,655     60,201
*   SMTC Corp.                                             1,377      3,029
#*  SolarEdge Technologies, Inc.                           2,454     88,099
*   StarTek, Inc.                                          2,093     26,163
#*  Stratasys, Ltd.                                        9,275    198,392
*   Super Micro Computer, Inc.                            12,744    290,882
*   Sykes Enterprises, Inc.                               10,441    323,880
#*  Synaptics, Inc.                                        5,828    252,586
#*  Synchronoss Technologies, Inc.                         8,428     67,761

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    SYNNEX Corp.                                            7,365 $   903,906
    Systemax, Inc.                                          4,576     142,085
*   Tech Data Corp.                                         7,620     764,057
*   TechTarget, Inc.                                        8,427     132,135
*   Telaria, Inc.                                             780       3,947
*   Telenav, Inc.                                           2,378      13,436
    Tessco Technologies, Inc.                               3,407      74,784
    TiVo Corp.                                             35,879     500,512
*   TTM Technologies, Inc.                                 26,524     437,381
*   Ultra Clean Holdings, Inc.                             11,190     242,711
*   VASCO Data Security International, Inc.                 6,054      87,178
*   Veeco Instruments, Inc.                                11,562     192,507
#*  VeriFone Systems, Inc.                                  7,747     136,967
*   Verint Systems, Inc.                                   11,667     487,097
*   Viavi Solutions, Inc.                                  37,056     317,940
*   Virtusa Corp.                                           5,748     256,476
#   Vishay Intertechnology, Inc.                           34,468     756,573
*   Vishay Precision Group, Inc.                            2,563      70,226
*   Xcerra Corp.                                           19,154     191,157
    Xerox Corp.                                            33,125   1,130,556
*   XO Group, Inc.                                          4,411      84,250
    Xperi Corp.                                             6,059     136,025
    YuMe, Inc.                                             12,886      47,163
                                                                  -----------
Total Information Technology                                       41,162,981
                                                                  -----------
Materials -- (5.5%)
*   AgroFresh Solutions, Inc.                              10,796      81,402
*   Alcoa Corp.                                            16,870     877,577
#*  Allegheny Technologies, Inc.                           17,458     470,668
    American Vanguard Corp.                                 9,936     210,146
    Ampco-Pittsburgh Corp.                                  4,848      65,933
    Ashland Global Holdings, Inc.                          12,373     898,156
    Boise Cascade Co.                                       9,960     442,722
    Cabot Corp.                                             7,039     476,118
#   Calgon Carbon Corp.                                    10,876     232,203
    Carpenter Technology Corp.                             13,131     674,933
    CF Industries Holdings, Inc.                            7,745     328,698
*   Clearwater Paper Corp.                                  4,361     205,185
*   Coeur Mining, Inc.                                     32,834     263,985
    Commercial Metals Co.                                  26,248     631,002
    Core Molding Technologies, Inc.                         2,490      51,792
    Domtar Corp.                                           15,067     773,841
#*  Flotek Industries, Inc.                                14,153      77,842
    Friedman Industries, Inc.                               1,905      10,497
    FutureFuel Corp.                                       14,713     197,154
    Gold Resource Corp.                                     4,795      21,673
    Greif, Inc. Class A                                     5,373     317,652
    Greif, Inc. Class B                                     1,136      72,306
    Hawkins, Inc.                                           2,704      95,451
    Haynes International, Inc.                              3,948     141,338
    HB Fuller Co.                                          10,074     522,337
    Hecla Mining Co.                                      130,656     501,719

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Materials -- (Continued)
    Huntsman Corp.                                        30,630 $ 1,058,879
    Innophos Holdings, Inc.                                4,390     203,125
    Innospec, Inc.                                         5,513     395,833
#*  Intrepid Potash, Inc.                                 31,876     123,998
    KapStone Paper and Packaging Corp.                    22,203     769,112
    KMG Chemicals, Inc.                                      600      36,450
*   Kraton Corp.                                           6,676     335,536
    Kronos Worldwide, Inc.                                 1,520      41,724
*   Louisiana-Pacific Corp.                                4,261     126,168
*   LSB Industries, Inc.                                   3,651      30,997
    Materion Corp.                                         6,626     329,312
    Mercer International, Inc.                            16,032     235,670
    Minerals Technologies, Inc.                            6,685     502,378
    Mosaic Co. (The)                                      56,423   1,540,348
    Olin Corp.                                            18,964     706,978
    Olympic Steel, Inc.                                    3,793      88,415
    PH Glatfelter Co.                                     10,635     248,434
*   Platform Specialty Products Corp.                     63,028     738,058
    Reliance Steel & Aluminum Co.                         21,094   1,847,623
*   Resolute Forest Products, Inc.                        21,514     247,411
    Schnitzer Steel Industries, Inc. Class A               8,293     283,621
    Schweitzer-Mauduit International, Inc.                 6,213     281,325
    Sonoco Products Co.                                    2,925     158,857
    Stepan Co.                                             4,884     383,003
*   SunCoke Energy, Inc.                                  19,275     213,952
    Synalloy Corp.                                           842      11,451
#*  TimkenSteel Corp.                                     17,420     282,030
*   Trecora Resources                                      3,192      42,454
    Tredegar Corp.                                         6,533     119,881
    Tronox, Ltd. Class A                                  15,808     310,311
*   UFP Technologies, Inc.                                 1,242      36,204
    United States Lime & Minerals, Inc.                      941      72,222
    United States Steel Corp.                             23,004     860,580
*   Universal Stainless & Alloy Products, Inc.             2,690      69,321
*   Verso Corp. Class A                                    5,887      94,545
    Worthington Industries, Inc.                           4,717     220,567
                                                                 -----------
Total Materials                                                   21,689,103
                                                                 -----------
Real Estate -- (0.8%)
    Alexander & Baldwin, Inc.                             14,942     396,262
    Consolidated-Tomoka Land Co.                             851      56,310
#*  Forestar Group, Inc.                                   1,413      34,477
*   FRP Holdings, Inc.                                       536      26,773
*   Howard Hughes Corp. (The)                              6,654     838,138
    Jones Lang LaSalle, Inc.                                 565      88,338
    Kennedy-Wilson Holdings, Inc.                         16,701     296,443
    RE/MAX Holdings, Inc. Class A                          3,415     168,530
#   Realogy Holdings Corp.                                27,392     753,554
#*  St Joe Co. (The)                                       4,421      83,115
    Stratus Properties, Inc.                                 650      19,890

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
*          Tejon Ranch Co.                                   8,215 $    179,169
                                                                   ------------
Total Real Estate                                                     2,940,999
                                                                   ------------
Telecommunication Services -- (0.5%)
           ATN International, Inc.                           3,855      228,833
#          Consolidated Communications Holdings, Inc.       12,809      159,472
#          Frontier Communications Corp.                    15,962      130,729
*          General Communication, Inc. Class A                 115        4,822
*          Hawaiian Telcom Holdco, Inc.                        670       19,222
           IDT Corp. Class B                                 5,724       62,220
#*         Iridium Communications, Inc.                     10,366      131,648
           Spok Holdings, Inc.                               6,453      100,667
           Telephone & Data Systems, Inc.                   23,909      655,824
*          United States Cellular Corp.                      6,363      231,422
#          Windstream Holdings, Inc.                        21,258       35,076
                                                                   ------------
Total Telecommunication Services                                      1,759,935
                                                                   ------------
Utilities -- (0.8%)
*          Calpine Corp.                                    80,250    1,210,972
           Consolidated Water Co., Ltd.                      2,550       34,170
*          Dynegy, Inc.                                     32,769      410,268
           NRG Energy, Inc.                                  7,392      192,266
           Ormat Technologies, Inc.                          7,632      534,851
#*         Vistra Energy Corp.                              35,581      693,829
                                                                   ------------
Total Utilities                                                       3,076,356
                                                                   ------------
TOTAL COMMON STOCKS                                                 363,564,092
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)  Media General, Inc. Contingent Value Rights      11,816        1,181
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         363,565,273
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
           State Street Institutional U.S. Government
             Money Market Fund, 1.250%                   1,043,753    1,043,753
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@       DFA Short Term Investment Fund                2,465,554   28,528,923
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $331,016,381)^^                $393,137,949
                                                                   ============

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 60,070,695          --   --    $ 60,070,695
    Consumer Staples                9,228,341          --   --       9,228,341
    Energy                         35,896,416          --   --      35,896,416
    Financials                     94,227,299 $     7,306   --      94,234,605
    Health Care                    21,375,563          --   --      21,375,563
    Industrials                    72,129,098          --   --      72,129,098
    Information Technology         41,162,981          --   --      41,162,981
    Materials                      21,689,103          --   --      21,689,103
    Real Estate                     2,940,999          --   --       2,940,999
    Telecommunication Services      1,759,935          --   --       1,759,935
    Utilities                       3,076,356          --   --       3,076,356
 Rights/Warrants                           --       1,181   --           1,181
 Temporary Cash Investments         1,043,753          --   --       1,043,753
 Securities Lending Collateral             --  28,528,923   --      28,528,923
                                 ------------ -----------   --    ------------
 TOTAL                           $364,600,539 $28,537,410   --    $393,137,949
                                 ============ ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)



                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (98.7%)

Consumer Discretionary -- (13.5%)
#   Adient P.L.C.                                             8,814 $   571,147
#   Autoliv, Inc.                                             7,971   1,213,266
*   AutoNation, Inc.                                          6,469     389,563
    Best Buy Co., Inc.                                        3,249     237,372
    BorgWarner, Inc.                                         13,970     785,952
    Carnival Corp.                                           21,046   1,507,104
    CBS Corp. Class A                                           200      11,526
*   Charter Communications, Inc. Class A                     13,652   5,150,217
    Comcast Corp. Class A                                   278,484  11,843,925
#*  Discovery Communications, Inc. Class A                   10,785     270,380
#*  Discovery Communications, Inc. Class C                   11,478     273,865
*   Dollar Tree, Inc.                                         4,147     476,905
    DR Horton, Inc.                                          48,204   2,364,406
    Foot Locker, Inc.                                         3,191     156,838
    Ford Motor Co.                                          247,010   2,709,700
#   Garmin, Ltd.                                             12,206     768,246
    General Motors Co.                                       89,460   3,793,999
    Gentex Corp.                                             20,251     479,544
    Goodyear Tire & Rubber Co. (The)                         25,015     871,022
*   Hyatt Hotels Corp. Class A                                2,188     177,884
    International Game Technology P.L.C.                      4,059     117,995
    Kohl's Corp.                                             22,310   1,445,019
    Lear Corp.                                                4,960     957,974
#   Lennar Corp. Class A                                     20,182   1,264,604
    Lennar Corp. Class B                                        607      30,738
*   Liberty Broadband Corp. Class A                             600      56,784
*   Liberty Broadband Corp. Class C                           3,821     365,097
*   Liberty Interactive Corp., QVC Group Class A             46,141   1,296,101
*   Liberty Media Corp.-Liberty Braves Class A                  214       5,050
*   Liberty Media Corp.-Liberty Braves Class C                  690      16,222
*   Liberty Media Corp.-Liberty Formula One Class A             535      19,089
#*  Liberty Media Corp.-Liberty Formula One Class C           1,727      65,091
*   Liberty Media Corp.-Liberty SiriusXM Class A              2,140      96,321
*   Liberty Media Corp.-Liberty SiriusXM Class C              6,909     309,592
#*  Lions Gate Entertainment Corp. Class A                      394      13,333
*   Lions Gate Entertainment Corp. Class B                    1,791      57,312
*   LKQ Corp.                                                18,746     787,894
#   Macy's, Inc.                                             34,196     887,386
*   Madison Square Garden Co. (The) Class A                     622     134,253
    MGM Resorts International                                32,476   1,183,750
*   Mohawk Industries, Inc.                                   9,865   2,772,657
    Newell Brands, Inc.                                      10,577     279,656
    News Corp. Class A                                       10,744     183,830
    News Corp. Class B                                        6,265     109,324
*   Norwegian Cruise Line Holdings, Ltd.                     26,812   1,628,561
    PulteGroup, Inc.                                         39,397   1,254,007
    PVH Corp.                                                 6,748   1,046,480
    Ralph Lauren Corp.                                        5,787     661,512
    Royal Caribbean Cruises, Ltd.                            17,135   2,288,379
*   Skechers U.S.A., Inc. Class A                             6,706     276,220
    Target Corp.                                             16,562   1,245,794

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Time Warner, Inc.                                        47,918 $ 4,568,981
    Toll Brothers, Inc.                                       5,980     278,548
    Viacom, Inc. Class B                                     23,789     795,028
    Whirlpool Corp.                                           7,935   1,439,568
                                                                    -----------
Total Consumer Discretionary                                         61,991,011
                                                                    -----------
Consumer Staples -- (6.5%)
    Archer-Daniels-Midland Co.                               20,188     867,075
    Bunge, Ltd.                                              13,990   1,111,226
    Coty, Inc. Class A                                       11,459     224,711
    CVS Health Corp.                                         71,350   5,614,531
    Ingredion, Inc.                                           1,763     253,237
    JM Smucker Co. (The)                                     13,323   1,690,555
    Kraft Heinz Co. (The)                                    13,469   1,055,835
    Molson Coors Brewing Co. Class B                         23,693   1,990,686
    Mondelez International, Inc. Class A                     47,394   2,104,293
    Pinnacle Foods, Inc.                                      6,537     404,902
#*  Post Holdings, Inc.                                       5,980     452,507
    Seaboard Corp.                                               12      52,032
    Tyson Foods, Inc. Class A                                23,525   1,790,488
*   US Foods Holding Corp.                                   15,707     504,666
    Wal-Mart Stores, Inc.                                    76,563   8,161,616
    Walgreens Boots Alliance, Inc.                           47,208   3,552,874
                                                                    -----------
Total Consumer Staples                                               29,831,234
                                                                    -----------
Energy -- (13.1%)
    Anadarko Petroleum Corp.                                 17,151   1,029,918
    Andeavor                                                 20,289   2,194,458
#*  Antero Resources Corp.                                    3,928      76,321
    Apache Corp.                                             36,776   1,650,139
    Baker Hughes a GE Co.                                    14,996     482,121
#*  Centennial Resource Development, Inc. Class A             2,900      59,189
    Chevron Corp.                                            87,824  11,008,738
*   Concho Resources, Inc.                                   10,270   1,616,909
    ConocoPhillips                                           52,872   3,109,402
    Devon Energy Corp.                                       11,340     469,136
*   Diamondback Energy, Inc.                                  4,682     587,591
    Exxon Mobil Corp.                                       200,759  17,526,261
    Helmerich & Payne, Inc.                                   6,825     491,605
#   Hess Corp.                                               10,966     553,893
    HollyFrontier Corp.                                      12,106     580,604
    Kinder Morgan, Inc.                                     128,290   2,306,654
    Marathon Oil Corp.                                       57,818   1,051,709
    Marathon Petroleum Corp.                                 31,835   2,205,210
    Murphy Oil Corp.                                         12,537     402,438
    National Oilwell Varco, Inc.                             19,350     709,758
    Noble Energy, Inc.                                       26,945     822,361
    Occidental Petroleum Corp.                               38,811   2,909,661
    Phillips 66                                              13,452   1,377,485
    Pioneer Natural Resources Co.                             1,500     274,365
*   RSP Permian, Inc.                                         1,400      55,552
    Schlumberger, Ltd.                                       21,342   1,570,344

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#   Targa Resources Corp.                                    14,051 $   674,448
    TechnipFMC P.L.C.                                        22,952     745,022
    Valero Energy Corp.                                      31,170   2,991,385
    Williams Cos., Inc. (The)                                17,799     558,711
                                                                    -----------
Total Energy                                                         60,091,388
                                                                    -----------
Financials -- (24.1%)
    Aflac, Inc.                                              24,461   2,157,460
*   Alleghany Corp.                                             521     327,032
    Allstate Corp. (The)                                     18,837   1,860,530
    Ally Financial, Inc.                                     51,633   1,537,114
    American Financial Group, Inc.                            6,802     770,939
    American International Group, Inc.                       28,509   1,822,295
*   Arch Capital Group, Ltd.                                  3,917     356,212
    Assurant, Inc.                                            3,963     362,535
    Axis Capital Holdings, Ltd.                               1,673      84,537
    Bank of America Corp.                                   240,425   7,693,600
    Bank of New York Mellon Corp. (The)                      70,364   3,989,639
#   Bank of the Ozarks, Inc.                                  2,897     144,705
    BB&T Corp.                                               32,269   1,780,926
    BOK Financial Corp.                                         850      82,187
*   Brighthouse Financial, Inc.                               2,289     147,091
    Capital One Financial Corp.                              30,384   3,158,721
    Chubb, Ltd.                                               8,870   1,385,051
    Cincinnati Financial Corp.                                2,242     172,410
    CIT Group, Inc.                                           8,140     412,617
    Citigroup, Inc.                                          77,512   6,083,142
    Citizens Financial Group, Inc.                           12,880     591,192
    CNA Financial Corp.                                       3,404     184,361
    Comerica, Inc.                                            2,719     258,903
    Everest Re Group, Ltd.                                    2,530     581,394
    Fifth Third Bancorp                                      63,692   2,108,205
    First American Financial Corp.                            2,900     171,303
    FNB Corp.                                                 1,400      20,090
    Goldman Sachs Group, Inc. (The)                          15,952   4,273,381
    Hartford Financial Services Group, Inc. (The)            26,128   1,535,281
    Huntington Bancshares, Inc.                              85,508   1,383,519
    Invesco, Ltd.                                            12,680     458,128
    Janus Henderson Group P.L.C.                              2,800     110,264
    JPMorgan Chase & Co.                                    155,249  17,957,652
    KeyCorp                                                  39,427     843,738
    Leucadia National Corp.                                   6,961     188,434
    Lincoln National Corp.                                   11,260     932,328
    Loews Corp.                                              15,312     790,865
    M&T Bank Corp.                                            3,119     595,043
*   Markel Corp.                                                120     137,723
    MetLife, Inc.                                            25,180   1,210,403
*   MGIC Investment Corp.                                    24,008     355,799
    Morgan Stanley                                           85,157   4,815,628
#   New York Community Bancorp, Inc.                         21,486     304,242
    Old Republic International Corp.                         13,666     293,682
    PacWest Bancorp                                           6,151     322,497

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    People's United Financial, Inc.                          8,409 $    165,405
    Pinnacle Financial Partners, Inc.                        1,634      103,432
    PNC Financial Services Group, Inc. (The)                21,550    3,405,331
    Principal Financial Group, Inc.                         23,814    1,609,826
    Prosperity Bancshares, Inc.                              2,167      164,259
    Prudential Financial, Inc.                              12,937    1,537,174
    Regions Financial Corp.                                 98,550    1,895,116
    Reinsurance Group of America, Inc.                       5,078      795,469
    RenaissanceRe Holdings, Ltd.                             2,550      324,207
    Santander Consumer USA Holdings, Inc.                   11,332      195,477
    State Street Corp.                                       5,957      656,283
    Sterling Bancorp                                         2,500       61,875
    SunTrust Banks, Inc.                                    20,607    1,456,915
    Synchrony Financial                                      4,305      170,822
    Travelers Cos., Inc. (The)                              17,527    2,627,648
    Unum Group                                              18,168      966,356
    Voya Financial, Inc.                                     6,430      333,781
    Wells Fargo & Co.                                      268,305   17,649,103
#   WR Berkley Corp.                                         6,796      495,972
    XL Group, Ltd.                                          13,379      492,882
    Zions Bancorporation                                    13,630      736,429
                                                                   ------------
Total Financials                                                    110,596,560
                                                                   ------------
Health Care -- (11.7%)
    Abbott Laboratories                                     61,739    3,837,696
    Aetna, Inc.                                             21,525    4,021,301
    Allergan P.L.C.                                          6,955    1,253,708
    Anthem, Inc.                                            17,967    4,453,121
    Baxter International, Inc.                               2,568      184,973
*   Bio-Rad Laboratories, Inc. Class A                         401      103,671
    Cardinal Health, Inc.                                      773       55,494
*   Centene Corp.                                           21,714    2,328,609
    Cigna Corp.                                              5,767    1,201,554
    Danaher Corp.                                           27,952    2,830,979
*   DaVita, Inc.                                            15,172    1,184,023
    DENTSPLY SIRONA, Inc.                                    5,350      325,334
*   Express Scripts Holding Co.                             37,088    2,936,628
    Humana, Inc.                                             8,868    2,499,268
*   IQVIA Holdings, Inc.                                     7,139      729,534
*   Laboratory Corp. of America Holdings                    12,937    2,257,507
    McKesson Corp.                                           8,080    1,364,550
*   MEDNAX, Inc.                                             6,258      330,485
    Medtronic P.L.C.                                        64,631    5,551,157
*   Mylan NV                                                32,646    1,398,881
    Perrigo Co. P.L.C.                                       8,650      783,863
    Pfizer, Inc.                                           201,581    7,466,560
    Quest Diagnostics, Inc.                                 14,244    1,507,300
    STERIS P.L.C.                                            3,174      288,580
    Thermo Fisher Scientific, Inc.                          11,061    2,478,881
*   United Therapeutics Corp.                                3,563      459,627
    Universal Health Services, Inc. Class B                  7,840      952,560

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
    Zimmer Biomet Holdings, Inc.                              5,719 $   726,999
                                                                    -----------
Total Health Care                                                    53,512,843
                                                                    -----------
Industrials -- (8.0%)
*   AECOM                                                     9,375     366,656
    AGCO Corp.                                                8,813     640,000
    AMERCO                                                    1,048     382,604
    Arconic, Inc.                                            31,892     958,674
    Carlisle Cos., Inc.                                       6,001     685,374
*   Colfax Corp.                                              3,614     144,632
    Copa Holdings SA Class A                                  2,800     387,324
    Cummins, Inc.                                             1,986     373,368
    Delta Air Lines, Inc.                                    45,864   2,603,699
    Dover Corp.                                              10,840   1,151,316
    Eaton Corp. P.L.C.                                       27,528   2,311,526
    FedEx Corp.                                               2,959     776,678
#   Flowserve Corp.                                           1,261      57,149
    Fluor Corp.                                              15,095     916,266
    General Electric Co.                                     10,292     166,422
*   Genesee & Wyoming, Inc. Class A                           2,123     169,522
    Ingersoll-Rand P.L.C.                                    10,717   1,014,150
    Jacobs Engineering Group, Inc.                            6,798     472,189
*   JetBlue Airways Corp.                                    35,732     745,370
    Johnson Controls International P.L.C.                    14,976     586,011
    Kansas City Southern                                     10,973   1,241,375
    L3 Technologies, Inc.                                     6,130   1,302,380
    Macquarie Infrastructure Corp.                            6,621     439,303
    ManpowerGroup, Inc.                                       7,464     980,695
    Nielsen Holdings P.L.C.                                  25,763     963,794
    Norfolk Southern Corp.                                   17,791   2,684,306
    Orbital ATK, Inc.                                         1,037     136,780
    Oshkosh Corp.                                             7,131     646,924
    Owens Corning                                            13,548   1,259,558
    PACCAR, Inc.                                              6,931     516,775
    Pentair P.L.C.                                           20,773   1,485,269
*   Quanta Services, Inc.                                    13,088     503,757
    Republic Services, Inc.                                  24,958   1,717,110
#   Snap-on, Inc.                                               786     134,650
    Spirit Aerosystems Holdings, Inc. Class A                   341      34,905
    Stanley Black & Decker, Inc.                             14,134   2,349,495
*   Stericycle, Inc.                                          2,878     216,886
*   Teledyne Technologies, Inc.                                 412      78,659
    Textron, Inc.                                            32,300   1,895,041
    Trinity Industries, Inc.                                  4,728     162,974
*   United Continental Holdings, Inc.                        20,411   1,384,274
*   USG Corp.                                                 5,422     209,615
#   Wabtec Corp.                                              3,539     286,801
#*  XPO Logistics, Inc.                                      12,863   1,214,782
                                                                    -----------
Total Industrials                                                    36,755,038
                                                                    -----------
Information Technology -- (13.3%)
*   Akamai Technologies, Inc.                                 1,808     121,118

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Amdocs, Ltd.                                              9,066 $   620,114
    Analog Devices, Inc.                                        400      36,752
*   ARRIS International P.L.C.                               11,357     287,332
*   Arrow Electronics, Inc.                                   9,344     760,041
    Avnet, Inc.                                               7,787     330,948
    CA, Inc.                                                 46,338   1,661,217
    Cisco Systems, Inc.                                     274,182  11,389,520
    Corning, Inc.                                            55,013   1,717,506
    Cypress Semiconductor Corp.                               1,058      18,293
*   Dell Technologies, Inc. Class V                           6,610     473,937
    Dolby Laboratories, Inc. Class A                          3,000     193,020
    DXC Technology Co.                                        9,168     912,674
*   EchoStar Corp. Class A                                    2,788     170,235
    Fidelity National Information Services, Inc.             20,027   2,049,964
*   First Solar, Inc.                                         2,021     135,751
*   Flex, Ltd.                                               24,033     432,834
    FLIR Systems, Inc.                                        3,183     163,001
    Hewlett Packard Enterprise Co.                          106,724   1,750,274
    HP, Inc.                                                106,724   2,488,804
    Intel Corp.                                             347,350  16,721,429
    Jabil, Inc.                                              15,856     403,218
    Juniper Networks, Inc.                                   44,380   1,160,537
    Lam Research Corp.                                        8,901   1,704,720
    Leidos Holdings, Inc.                                    16,325   1,087,245
    LogMeIn, Inc.                                               896     112,717
    Marvell Technology Group, Ltd.                           13,633     318,058
*   Micron Technology, Inc.                                  76,193   3,331,158
*   Microsemi Corp.                                           3,296     203,660
*   Nuance Communications, Inc.                               1,257      22,387
    NVIDIA Corp.                                                902     221,712
*   ON Semiconductor Corp.                                    6,872     170,013
*   Qorvo, Inc.                                               6,300     452,151
    QUALCOMM, Inc.                                           71,958   4,911,133
    SS&C Technologies Holdings, Inc.                          2,313     116,298
    SYNNEX Corp.                                              4,000     490,920
*   Synopsys, Inc.                                            2,343     216,985
    TE Connectivity, Ltd.                                    12,283   1,259,376
    Western Digital Corp.                                    17,977   1,599,593
    Xerox Corp.                                              28,577     975,333
                                                                    -----------
Total Information Technology                                         61,191,978
                                                                    -----------
Materials -- (4.0%)
#   Albemarle Corp.                                           6,808     759,705
*   Alcoa Corp.                                              10,729     558,123
    Ashland Global Holdings, Inc.                             5,833     423,417
    CF Industries Holdings, Inc.                             24,955   1,059,090
    DowDuPont, Inc.                                          26,855   2,029,701
    Eastman Chemical Co.                                     17,089   1,694,887
*   Freeport-McMoRan, Inc.                                   72,899   1,421,531
    Huntsman Corp.                                            6,064     209,633
    Martin Marietta Materials, Inc.                           1,361     310,539
    Mosaic Co. (The)                                         21,306     581,654

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
      Newmont Mining Corp.                                  22,693 $    919,293
      Nucor Corp.                                           37,507    2,511,469
      Olin Corp.                                            16,317      608,298
      Reliance Steel & Aluminum Co.                          6,882      602,794
#     Royal Gold, Inc.                                       2,190      194,910
      Sonoco Products Co.                                    6,900      374,739
      Steel Dynamics, Inc.                                  26,519    1,203,963
      United States Steel Corp.                             14,713      550,413
      Valvoline, Inc.                                       16,013      394,720
      Vulcan Materials Co.                                   3,021      409,043
      Westlake Chemical Corp.                                5,052      568,855
      WestRock Co.                                          17,163    1,143,571
                                                                   ------------
Total Materials                                                      18,530,348
                                                                   ------------
Real Estate -- (0.2%)
*     Howard Hughes Corp. (The)                                145       18,264
      Jones Lang LaSalle, Inc.                               4,258      665,738
                                                                   ------------
Total Real Estate                                                       684,002
                                                                   ------------
Telecommunication Services -- (4.1%)
      AT&T, Inc.                                           439,545   16,460,960
      CenturyLink, Inc.                                     72,832    1,297,138
#*    Sprint Corp.                                          33,154      176,711
*     T-Mobile US, Inc.                                     16,821    1,095,047
                                                                   ------------
Total Telecommunication Services                                     19,029,856
                                                                   ------------
Utilities -- (0.2%)
*     Calpine Corp.                                         29,779      449,365
      NRG Energy, Inc.                                      17,305      450,103
#*    Vistra Energy Corp.                                    3,641       71,000
                                                                   ------------
Total Utilities                                                         970,468
                                                                   ------------
TOTAL COMMON STOCKS                                                 453,184,726
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         453,184,726
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.250%                                403,940      403,940
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund                       498,252    5,765,276
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $321,484,305)^^                $459,353,942
                                                                   ============

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                 ------------   ---------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 61,991,011           --   --    $ 61,991,011
    Consumer Staples               29,831,234           --   --      29,831,234
    Energy                         60,091,388           --   --      60,091,388
    Financials                    110,596,560           --   --     110,596,560
    Health Care                    53,512,843           --   --      53,512,843
    Industrials                    36,755,038           --   --      36,755,038
    Information Technology         61,191,978           --   --      61,191,978
    Materials                      18,530,348           --   --      18,530,348
    Real Estate                       684,002           --   --         684,002
    Telecommunication Services     19,029,856           --   --      19,029,856
    Utilities                         970,468           --   --         970,468
 Temporary Cash Investments           403,940           --   --         403,940
 Securities Lending Collateral             --   $5,765,276   --       5,765,276
                                 ------------   ----------   --    ------------
 TOTAL                           $453,588,666   $5,765,276   --    $459,353,942
                                 ============   ==========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (90.3%)

AUSTRALIA -- (5.1%)
    Aurizon Holdings, Ltd.                                   50,078 $   188,395
#   Australia & New Zealand Banking Group, Ltd.             157,263   3,612,200
    Bank of Queensland, Ltd.                                 16,620     165,561
    Bendigo & Adelaide Bank, Ltd.                            26,077     245,642
    BHP Billiton, Ltd.                                      119,602   2,924,882
#   BHP Billiton, Ltd. Sponsored ADR                            900      44,118
    BlueScope Steel, Ltd.                                    47,157     547,633
    Boral, Ltd.                                              68,274     438,701
    Crown Resorts, Ltd.                                      20,485     218,357
    Downer EDI, Ltd.                                         33,564     181,244
    Fortescue Metals Group, Ltd.                            171,159     679,710
#   Harvey Norman Holdings, Ltd.                             57,544     208,922
    Incitec Pivot, Ltd.                                     103,275     309,129
    LendLease Group                                          52,037     661,257
    Newcrest Mining, Ltd.                                    27,785     508,140
    Oil Search, Ltd.                                         43,130     263,052
*   Origin Energy, Ltd.                                      63,541     475,962
    QBE Insurance Group, Ltd.                                41,583     360,513
*   Santos, Ltd.                                             88,053     360,799
    South32, Ltd.                                           423,270   1,299,804
    South32, Ltd. ADR                                           480       7,411
    Star Entertainment Grp, Ltd. (The)                       68,502     334,115
    Suncorp Group, Ltd.                                      37,831     415,994
    Whitehaven Coal, Ltd.                                    45,929     182,211
    Woodside Petroleum, Ltd.                                 55,865   1,491,536
                                                                    -----------
TOTAL AUSTRALIA                                                      16,125,288
                                                                    -----------
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                         282      14,204
*   Raiffeisen Bank International AG                          7,277     312,821
    Verbund AG                                                1,266      35,112
                                                                    -----------
TOTAL AUSTRIA                                                           362,137
                                                                    -----------
BELGIUM -- (1.1%)
    Ageas                                                    12,339     652,395
    KBC Group NV                                             12,981   1,248,071
#   Solvay SA                                                 6,973   1,009,653
    UCB SA                                                    6,649     579,544
                                                                    -----------
TOTAL BELGIUM                                                         3,489,663
                                                                    -----------
CANADA -- (7.3%)
#   ARC Resources, Ltd.                                      17,957     197,527
    Bank of Montreal                                         40,109   3,301,372
    Barrick Gold Corp.                                       30,641     440,618
    Cameco Corp.                                             21,467     197,496
#   Canadian Natural Resources, Ltd.                         36,983   1,262,969
    Cenovus Energy, Inc.                                     36,533     348,890
    Crescent Point Energy Corp.(B67C8W8)                     22,411     176,737
    Crescent Point Energy Corp.(B67C970)                     15,573     122,871
    Element Fleet Management Corp.                           10,800      72,878
    Empire Co., Ltd. Class A                                 13,266     256,692

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
#   Enbridge Income Fund Holdings, Inc.                       6,500 $   147,915
    Encana Corp.(2793182)                                    53,381     660,857
    Encana Corp.(2793193)                                    35,792     442,599
    Fairfax Financial Holdings, Ltd.                          1,127     592,820
    First Quantum Minerals, Ltd.                             28,330     422,416
#   Genworth MI Canada, Inc.                                  1,500      51,512
    Goldcorp, Inc.(2676636)                                  36,283     519,573
    Goldcorp, Inc.(2676302)                                   4,000      57,268
*   Husky Energy, Inc.                                       28,461     417,199
*   IAMGOLD Corp.                                            29,312     172,536
    Imperial Oil, Ltd.                                        6,971     219,168
    Industrial Alliance Insurance & Financial Services,
      Inc.                                                    9,774     467,960
*   Kinross Gold Corp.                                      105,884     459,691
    Linamar Corp.                                             5,720     337,759
    Lundin Mining Corp.                                      65,420     472,832
#   Magna International, Inc.                                19,258   1,100,595
#   Manulife Financial Corp.(2492520)                        69,281   1,470,836
    Manulife Financial Corp.(2492519)                        12,426     263,674
*   Nutrien, Ltd.                                             3,752     196,359
*   Seven Generations Energy, Ltd. Class A                    5,000      69,715
    Sun Life Financial, Inc.(2566124)                         9,704     421,059
    Sun Life Financial, Inc.(2568283)                        23,358   1,013,036
    Suncor Energy, Inc.(B3NB0P5)                             43,971   1,593,949
    Suncor Energy, Inc.(B3NB1P2)                             57,131   2,069,720
    Teck Resources, Ltd. Class B(2124533)                    37,769   1,097,189
    Teck Resources, Ltd. Class B(2879327)                    14,790     429,511
    TMX Group, Ltd.                                           1,800     113,224
*   Tourmaline Oil Corp.                                     17,573     283,882
*   Turquoise Hill Resources, Ltd.                           38,520     117,439
*   Valeant Pharmaceuticals International, Inc.              36,911     683,223
    Wheaton Precious Metals Corp.                             3,929      84,827
#   Whitecap Resources, Inc.                                 22,800     166,644
    WSP Global, Inc.                                          2,853     138,150
    Yamana Gold, Inc.                                        27,000      93,293
                                                                    -----------
TOTAL CANADA                                                         23,226,480
                                                                    -----------
DENMARK -- (1.2%)
    AP Moller - Maersk A.S. Class A                             139     237,489
    AP Moller - Maersk A.S. Class B                             274     489,150
#   Carlsberg A.S. Class B                                    5,756     739,870
    Danske Bank A.S.                                         16,492     669,689
    DSV A.S.                                                 11,168     918,230
    ISS A.S.                                                 10,604     413,733
    Rockwool International A.S. Class B                         150      41,901
    Vestas Wind Systems A.S.                                  5,341     364,299
#*  William Demant Holding A.S.                               3,090      97,714
                                                                    -----------
TOTAL DENMARK                                                         3,972,075
                                                                    -----------
FINLAND -- (0.7%)
    Fortum Oyj                                               18,964     411,247
    Nokia Oyj                                                68,849     332,096
    Stora Enso Oyj Class R                                   36,977     634,998

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    UPM-Kymmene Oyj                                          28,024 $   944,927
                                                                    -----------
TOTAL FINLAND                                                         2,323,268
                                                                    -----------
FRANCE -- (8.8%)
    AXA SA                                                   57,545   1,892,507
    BNP Paribas SA                                           50,376   4,160,744
    Bollore SA(4572709)                                      25,114     145,803
*   Bollore SA(BF99RQ7)                                          99         592
    Bouygues SA                                              12,585     699,454
    Cie de Saint-Gobain                                       8,430     489,654
    Cie Generale des Etablissements Michelin                    813     130,059
    CNP Assurances                                           13,425     344,081
    Credit Agricole SA                                       26,596     501,432
    Electricite de France SA                                 53,134     730,934
    Engie SA                                                111,336   1,933,248
    Natixis SA                                               33,847     308,206
    Orange SA                                               135,188   2,442,804
    Peugeot SA                                               65,827   1,478,560
    Renault SA                                               21,840   2,398,755
    SCOR SE                                                   2,525     113,014
    Societe Generale SA                                      28,562   1,659,953
    STMicroelectronics NV                                    12,167     290,546
#   Total SA                                                142,355   8,253,731
                                                                    -----------
TOTAL FRANCE                                                         27,974,077
                                                                    -----------
GERMANY -- (6.8%)
    Allianz SE                                                1,567     396,335
    Allianz SE Sponsored ADR                                 30,661     776,337
    Bayerische Motoren Werke AG                              24,266   2,771,835
*   Commerzbank AG                                           75,025   1,237,988
    Daimler AG                                               65,914   6,036,845
    Deutsche Bank AG(5750355)                                16,858     310,198
    Deutsche Bank AG(D18190898)                              42,228     774,462
    Deutsche Lufthansa AG                                    27,495     982,198
    Evonik Industries AG                                      9,519     376,146
    Fraport AG Frankfurt Airport Services Worldwide           2,342     277,289
    Fresenius Medical Care AG & Co. KGaA                        473      54,519
*   Hapag-Lloyd AG                                              739      30,653
    HeidelbergCement AG                                      11,464   1,244,486
    Innogy SE                                                13,841     527,659
    Lanxess AG                                                2,887     252,104
*   Linde AG                                                  4,169   1,023,705
    MAN SE                                                      403      47,947
#*  METRO AG                                                 20,183     438,946
    Muenchener Rueckversicherungs-Gesellschaft AG             5,389   1,267,851
*   RWE AG                                                   62,037   1,244,220
*   Talanx AG                                                 3,757     166,339
    Telefonica Deutschland Holding AG                        41,093     207,720
    Uniper SE                                                16,317     487,112
    Volkswagen AG                                             2,448     543,120

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Wacker Chemie AG                                            847 $   169,952
                                                                    -----------
TOTAL GERMANY                                                        21,645,966
                                                                    -----------
HONG KONG -- (2.5%)
    BOC Aviation, Ltd.                                       11,700      68,704
*   Cathay Pacific Airways, Ltd.                            116,000     183,833
    CK Hutchison Holdings, Ltd.                             154,512   2,084,131
    Great Eagle Holdings, Ltd.                                4,000      21,002
    Guoco Group, Ltd.                                         4,000      56,828
    Hang Lung Group, Ltd.                                    68,000     258,108
    Hang Lung Properties, Ltd.                               88,000     231,950
    Henderson Land Development Co., Ltd.                     27,500     191,912
    Kerry Properties, Ltd.                                   57,000     272,595
    Li & Fung, Ltd.                                         390,000     198,677
    Melco International Development, Ltd.                    51,000     152,685
    MTR Corp., Ltd.                                          28,054     160,443
    New World Development Co., Ltd.                         398,586     642,506
    NWS Holdings, Ltd.                                      102,889     199,978
    Orient Overseas International, Ltd.                       5,500      51,680
    PCCW, Ltd.                                               53,000      30,524
    Shangri-La Asia, Ltd.                                    64,000     162,278
    Sino Land Co., Ltd.                                      97,095     179,074
    SJM Holdings, Ltd.                                      155,000     154,565
    Sun Hung Kai Properties, Ltd.                            56,362     974,434
    Swire Pacific, Ltd. Class A                              46,000     459,128
    Swire Pacific, Ltd. Class B                              92,500     158,527
    Wharf Holdings, Ltd. (The)                               69,635     283,726
*   Wharf Real Estate Investment Co., Ltd.                    6,635      45,844
    Wheelock & Co., Ltd.                                     53,000     414,493
    Yue Yuen Industrial Holdings, Ltd.                       60,500     273,415
                                                                    -----------
TOTAL HONG KONG                                                       7,911,040
                                                                    -----------
IRELAND -- (0.4%)
*   Bank of Ireland Group P.L.C.                             47,395     462,793
    CRH P.L.C. Sponsored ADR                                 13,556     506,859
    Paddy Power Betfair P.L.C.                                1,614     187,306
                                                                    -----------
TOTAL IRELAND                                                         1,156,958
                                                                    -----------
ISRAEL -- (0.2%)
    Bank Hapoalim BM                                         39,714     296,711
    Bank Leumi Le-Israel BM                                  51,608     316,778
                                                                    -----------
TOTAL ISRAEL                                                            613,489
                                                                    -----------
ITALY -- (2.1%)
    Eni SpA                                                  22,387     403,016
    Fiat Chrysler Automobiles NV                             85,231   2,059,918
    Intesa Sanpaolo SpA                                     208,549     819,417
    Mediobanca Banca di Credito Finanziario SpA              21,235     258,257
#*  Telecom Italia SpA                                      720,290     648,168
*   Telecom Italia SpA Sponsored ADR                         18,000     163,080

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
*   UniCredit SpA                                             99,556 $2,194,965
                                                                     ----------
TOTAL ITALY                                                           6,546,821
                                                                     ----------
JAPAN -- (20.8%)
    Aeon Co., Ltd.                                            28,200    481,437
    Aisin Seiki Co., Ltd.                                      6,500    380,455
    Alfresa Holdings Corp.                                     4,300    104,662
    Amada Holdings Co., Ltd.                                   6,400     95,197
    Aoyama Trading Co., Ltd.                                   1,900     74,822
    Asahi Glass Co., Ltd.                                     17,300    761,812
    Asahi Kasei Corp.                                         19,700    258,464
    Bank of Kyoto, Ltd. (The)                                  1,600     90,150
    Canon Marketing Japan, Inc.                                4,600    126,681
    Chiba Bank, Ltd. (The)                                    22,000    191,525
    Chugoku Bank, Ltd. (The)                                   4,700     61,953
    Citizen Watch Co., Ltd.                                   20,500    157,509
    Coca-Cola Bottlers Japan Holdings, Inc.                    6,900    244,440
    Concordia Financial Group, Ltd.                           57,500    350,619
    Credit Saison Co., Ltd.                                    3,500     63,946
    Dai Nippon Printing Co., Ltd.                              8,700    194,544
    Dai-ichi Life Holdings, Inc.                              45,200    953,159
    Daicel Corp.                                              21,900    266,305
    Daido Steel Co., Ltd.                                      1,900    112,389
    Daiwa Securities Group, Inc.                              93,000    669,464
    Denka Co., Ltd.                                            5,400    215,830
    Denso Corp.                                                6,700    421,201
    DIC Corp.                                                  6,100    241,387
    Dowa Holdings Co., Ltd.                                    3,300    137,548
    Ebara Corp.                                                6,100    250,395
    Fuji Media Holdings, Inc.                                  1,800     29,574
    FUJIFILM Holdings Corp.                                   18,700    720,827
    Fukuoka Financial Group, Inc.                             30,000    174,565
    Glory, Ltd.                                                1,200     47,016
    Gunma Bank, Ltd. (The)                                    12,000     72,618
    H2O Retailing Corp.                                        4,100     83,155
    Hachijuni Bank, Ltd. (The)                                15,000     89,193
    Hankyu Hanshin Holdings, Inc.                             13,500    545,422
    Hiroshima Bank, Ltd. (The)                                12,500    105,060
    Hitachi Capital Corp.                                      2,600     71,809
    Hitachi Metals, Ltd.                                      18,400    251,067
    Hitachi Transport System, Ltd.                               900     23,396
    Hitachi, Ltd.                                            181,000  1,444,342
    Honda Motor Co., Ltd.                                     91,600  3,230,343
    House Foods Group, Inc.                                    1,400     48,782
    Idemitsu Kosan Co., Ltd.                                  12,000    450,463
    Iida Group Holdings Co., Ltd.                             11,700    232,191
    Inpex Corp.                                               49,000    639,035
    Isetan Mitsukoshi Holdings, Ltd.                           8,500    102,114
    ITOCHU Corp.                                              53,000  1,042,864
    J Front Retailing Co., Ltd.                               18,900    347,389
    JFE Holdings, Inc.                                        33,700    801,199
    JSR Corp.                                                  9,000    213,931

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    JTEKT Corp.                                               18,600 $  333,979
    JXTG Holdings, Inc.                                      159,427  1,061,401
    K's Holdings Corp.                                         1,400     39,106
    Kamigumi Co., Ltd.                                         4,000     88,038
    Kandenko Co., Ltd.                                         4,000     44,158
    Kaneka Corp.                                              36,000    335,108
    Kawasaki Heavy Industries, Ltd.                            5,300    219,461
*   Kawasaki Kisen Kaisha, Ltd.                                2,900     77,126
    Kinden Corp.                                               2,000     33,473
*   Kobe Steel, Ltd.                                          25,400    264,477
    Konica Minolta, Inc.                                      38,900    389,396
    Kuraray Co., Ltd.                                         24,900    467,704
    Kyocera Corp.                                              5,700    380,507
    Kyushu Financial Group, Inc.                               5,550     33,347
    LIXIL Group Corp.                                         11,800    332,507
    Marubeni Corp.                                            70,800    532,483
    Maruichi Steel Tube, Ltd.                                  3,400    102,330
    Mazda Motor Corp.                                         49,000    690,200
    Mebuki Financial Group, Inc.                              28,540    130,297
    Medipal Holdings Corp.                                    10,000    195,202
    Mitsubishi Chemical Holdings Corp.                        40,100    437,343
    Mitsubishi Corp.                                          50,000  1,401,268
    Mitsubishi Gas Chemical Co., Inc.                         11,500    325,977
    Mitsubishi Heavy Industries, Ltd.                         24,200    913,186
    Mitsubishi Logistics Corp.                                   999     26,256
    Mitsubishi Materials Corp.                                 8,300    308,986
    Mitsubishi UFJ Financial Group, Inc.                     397,400  3,004,887
    Mitsubishi UFJ Lease & Finance Co., Ltd.                  37,100    240,448
    Mitsui & Co., Ltd.                                        26,900    473,291
    Mitsui Chemicals, Inc.                                     9,800    308,993
    Mitsui Fudosan Co., Ltd.                                  25,400    668,930
    Mitsui OSK Lines, Ltd.                                     8,700    313,410
    Mizuho Financial Group, Inc.                             566,600  1,074,133
    MS&AD Insurance Group Holdings, Inc.                      23,250    794,197
    NEC Corp.                                                 19,600    592,606
    NGK Spark Plug Co., Ltd.                                   7,700    203,901
    NH Foods, Ltd.                                             8,000    192,703
    NHK Spring Co., Ltd.                                      15,300    170,527
    Nikon Corp.                                                4,100     79,956
    Nippo Corp.                                                5,000    114,987
    Nippon Electric Glass Co., Ltd.                            2,800    115,772
    Nippon Express Co., Ltd.                                   6,700    482,809
    Nippon Paper Industries Co., Ltd.                          8,000    152,311
    Nippon Shokubai Co., Ltd.                                  2,200    156,665
    Nippon Steel & Sumitomo Metal Corp.                       38,318    977,957
*   Nippon Yusen K.K.                                         11,900    299,158
    Nissan Motor Co., Ltd.                                   121,500  1,301,570
    Nisshin Seifun Group, Inc.                                   900     18,092
    Nisshinbo Holdings, Inc.                                   6,900     98,408
    NOK Corp.                                                  6,500    151,638
    Nomura Holdings, Inc.                                    166,400  1,086,334
    Nomura Real Estate Holdings, Inc.                          8,700    208,431
    NSK, Ltd.                                                  3,500     58,047

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    NTN Corp.                                                 28,000 $  144,411
    Obayashi Corp.                                             9,000    108,662
    Oji Holdings Corp.                                        68,000    467,205
    ORIX Corp.                                                61,900  1,159,491
    Resona Holdings, Inc.                                    119,000    720,654
    Ricoh Co., Ltd.                                           55,100    543,115
    Sankyo Co., Ltd.                                           1,800     58,483
    SBI Holdings, Inc.                                        13,780    334,996
    Sega Sammy Holdings, Inc.                                 11,700    163,764
    Seino Holdings Co., Ltd.                                   7,000    116,404
#   Sekisui House, Ltd.                                       39,200    720,235
    Shimamura Co., Ltd.                                          800     94,052
#   Shinsei Bank, Ltd.                                         5,500     96,165
    Shizuoka Bank, Ltd. (The)                                 13,000    139,016
    Sojitz Corp.                                              61,570    199,332
    Sompo Holdings, Inc.                                      13,797    554,006
    Sumitomo Chemical Co., Ltd.                              109,000    802,017
    Sumitomo Corp.                                            21,200    366,561
    Sumitomo Electric Industries, Ltd.                        46,600    797,565
    Sumitomo Forestry Co., Ltd.                                8,800    151,599
    Sumitomo Heavy Industries, Ltd.                            6,600    302,670
    Sumitomo Metal Mining Co., Ltd.                            7,300    342,761
    Sumitomo Mitsui Financial Group, Inc.                     51,500  2,319,352
    Sumitomo Mitsui Trust Holdings, Inc.                       8,403    349,892
    Sumitomo Rubber Industries, Ltd.                          14,600    284,377
    Suzuken Co., Ltd.                                          1,700     72,464
    T&D Holdings, Inc.                                        13,700    245,644
    Taiheiyo Cement Corp.                                      8,000    339,512
    Taisho Pharmaceutical Holdings Co., Ltd.                     600     48,870
    Takashimaya Co., Ltd.                                     22,000    228,919
    TDK Corp.                                                  7,700    712,786
    Teijin, Ltd.                                              13,800    305,968
    Toda Corp.                                                 4,000     31,515
    Tokai Rika Co., Ltd.                                       2,300     50,037
    Tokio Marine Holdings, Inc.                               21,400  1,011,832
    Tokyo Tatemono Co., Ltd.                                  12,400    199,922
    Tokyu Fudosan Holdings Corp.                              42,100    333,328
    Toppan Printing Co., Ltd.                                 20,000    188,531
    Tosoh Corp.                                               15,500    356,845
    Toyo Seikan Group Holdings, Ltd.                           9,600    155,620
    Toyoda Gosei Co., Ltd.                                     6,400    170,324
    Toyota Industries Corp.                                    5,100    333,389
    Toyota Motor Corp.                                       117,470  8,093,369
    Toyota Motor Corp. Sponsored ADR                           2,140    295,149
    Toyota Tsusho Corp.                                       12,800    520,207
    TS Tech Co., Ltd.                                          2,900    124,284
    Ube Industries, Ltd.                                       8,600    256,887
#   Yamada Denki Co., Ltd.                                    51,200    304,034
    Yamaguchi Financial Group, Inc.                            6,000     70,538
    Yokohama Rubber Co., Ltd. (The)                           10,000    255,292

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Zeon Corp.                                                9,000 $   135,828
                                                                    -----------
TOTAL JAPAN                                                          66,353,605
                                                                    -----------
NETHERLANDS -- (3.2%)
    ABN AMRO Group NV                                        23,780     804,906
#   Aegon NV                                                 48,034     328,240
#*  ArcelorMittal(BD4H9V1)                                   27,335     994,708
*   ArcelorMittal(BYPBS67)                                   21,499     778,624
#   Coca-Cola European Partners P.L.C.                        1,208      48,502
    ING Groep NV                                            105,622   2,073,915
#   ING Groep NV Sponsored ADR                               18,092     356,412
    Koninklijke Ahold Delhaize NV                            94,068   2,101,467
    Koninklijke DSM NV                                        9,616     994,222
    Koninklijke Philips NV                                    9,961     406,010
    NN Group NV                                              14,308     674,834
    Randstad Holding NV                                       7,585     535,422
                                                                    -----------
TOTAL NETHERLANDS                                                    10,097,262
                                                                    -----------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.                                    51,320     116,345
    Auckland International Airport, Ltd.                     19,013      93,675
    EBOS Group, Ltd.                                          6,141      83,106
    Fletcher Building, Ltd.                                  33,834     195,182
    Fonterra Co-operative Group, Ltd.                         4,334      19,805
                                                                    -----------
TOTAL NEW ZEALAND                                                       508,113
                                                                    -----------
NORWAY -- (0.7%)
    Aker ASA Class A                                          1,365      78,219
    DNB ASA                                                  27,579     560,550
    Norsk Hydro ASA                                          55,078     401,042
    SpareBank 1 SR-Bank ASA                                   5,781      69,004
    Statoil ASA                                               5,853     137,144
    Storebrand ASA                                           20,270     181,445
    Subsea 7 SA                                              26,634     414,855
    Yara International ASA                                    9,106     438,005
                                                                    -----------
TOTAL NORWAY                                                          2,280,264
                                                                    -----------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                         7,795      68,193
                                                                    -----------
SINGAPORE -- (0.8%)
    CapitaLand, Ltd.                                        147,000     429,190
    City Developments, Ltd.                                  29,300     295,297
    Frasers Centrepoint, Ltd.                                23,600      38,688
    Golden Agri-Resources, Ltd.                             524,200     151,423
    Hutchison Port Holdings Trust                           275,100     113,775
    Keppel Corp., Ltd.                                       66,800     439,860
    SembCorp Industries, Ltd.                                90,500     233,863
    Singapore Airlines, Ltd.                                 61,000     525,374
    United Industrial Corp., Ltd.                            13,400      34,506
    UOL Group, Ltd.                                          23,399     162,715

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.                               111,700 $  272,030
                                                                     ----------
TOTAL SINGAPORE                                                       2,696,721
                                                                     ----------
SPAIN -- (2.7%)
    Banco de Sabadell SA                                     402,337    956,276
    Banco Santander SA                                       688,786  5,113,713
    Bankia SA                                                 48,516    245,590
    Mapfre SA                                                 47,384    168,256
    Repsol SA                                                121,077  2,278,778
                                                                     ----------
TOTAL SPAIN                                                           8,762,613
                                                                     ----------
SWEDEN -- (2.6%)
*   Arjo AB Class B                                           14,010     45,871
    Boliden AB                                                20,869    757,606
    Getinge AB Class B                                        16,123    220,930
    Holmen AB Class B                                          4,812    253,495
#   ICA Gruppen AB                                             7,040    275,034
    Millicom International Cellular SA                         5,055    377,065
    Nordea Bank AB                                           167,882  2,072,519
#   Skandinaviska Enskilda Banken AB Class A                  85,616  1,081,997
*   SSAB AB Class A                                            4,743     30,093
*   SSAB AB Class B                                           25,142    130,806
#   Svenska Cellulosa AB SCA Class A                             318      3,685
    Svenska Cellulosa AB SCA Class B                          51,217    529,951
#   Svenska Handelsbanken AB Class A                          48,013    698,790
#   Tele2 AB Class B                                           2,303     28,801
#   Telefonaktiebolaget LM Ericsson Class B                   67,232    432,425
#   Telefonaktiebolaget LM Ericsson Sponsored ADR             14,668     94,462
    Telia Co. AB                                             139,669    701,095
    Trelleborg AB Class B                                     18,377    490,510
                                                                     ----------
TOTAL SWEDEN                                                          8,225,135
                                                                     ----------
SWITZERLAND -- (7.3%)
    ABB, Ltd.                                                 14,164    394,790
    Adecco Group AG                                           13,828  1,137,781
    Baloise Holding AG                                         3,212    525,491
    Banque Cantonale Vaudoise                                     35     29,440
    Cie Financiere Richemont SA                               28,735  2,756,146
    Clariant AG                                               24,689    706,667
    Credit Suisse Group AG                                    41,972    811,781
*   Dufry AG                                                   3,435    532,863
    Flughafen Zurich AG                                        1,622    413,222
    Helvetia Holding AG                                          228    135,834
    Julius Baer Group, Ltd.                                   13,824    949,657
    LafargeHolcim, Ltd.                                       16,919  1,035,189
    LafargeHolcim, Ltd.                                        8,340    511,244
    Novartis AG                                               20,736  1,871,571
    Novartis AG Sponsored ADR                                 35,248  3,174,435
#   Swatch Group AG (The)(7184736)                             3,896    336,549
    Swatch Group AG (The)(7184725)                             2,353  1,076,472
    Swiss Life Holding AG                                      2,001    751,371
#   Swiss Re AG                                               13,991  1,379,980

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    UBS Group AG(BRJL176)                                   45,288 $    919,319
*   UBS Group AG(H42097107)                                 37,591      763,849
    Vifor Pharma AG                                          1,305      191,926
    Zurich Insurance Group AG                                8,427    2,772,041
                                                                   ------------
TOTAL SWITZERLAND                                                    23,177,618
                                                                   ------------
UNITED KINGDOM -- (15.7%)
    Anglo American P.L.C.                                  116,552    2,825,327
    Antofagasta P.L.C.                                      12,809      169,527
    Aviva P.L.C.                                           137,908    1,006,100
    Barclays P.L.C.                                            293          833
#   Barclays P.L.C. Sponsored ADR                          126,021    1,432,859
    Barratt Developments P.L.C.                             49,999      415,332
    BHP Billiton P.L.C. ADR                                  5,647      251,405
    BP P.L.C. Sponsored ADR                                168,973    7,230,350
    Glencore P.L.C.                                        439,685    2,520,007
#   HSBC Holdings P.L.C. Sponsored ADR                     125,644    6,773,468
    Investec P.L.C.                                         18,273      141,967
    J Sainsbury P.L.C.                                     157,080      565,181
    John Wood Group P.L.C.                                  14,979      138,079
    Kingfisher P.L.C.                                      158,788      781,673
    Lloyds Banking Group P.L.C.                          2,151,810    2,125,984
#   Lloyds Banking Group P.L.C. ADR                        377,416    1,520,987
    Mediclinic International P.L.C.                          4,305       36,455
    Old Mutual P.L.C.                                      279,605      928,036
    Pearson P.L.C.                                          12,532      123,346
    Pearson P.L.C. Sponsored ADR                            18,039      176,241
*   Royal Bank of Scotland Group P.L.C.                     20,710       84,712
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR       20,712      172,531
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A        103,714    7,284,871
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B         73,064    5,255,494
    Royal Mail P.L.C.                                       50,639      337,390
*   Standard Chartered P.L.C.                              124,368    1,447,051
    Tesco P.L.C.                                             6,559       19,501
    Travis Perkins P.L.C.                                    7,739      160,492
    Vodafone Group P.L.C.                                1,510,348    4,814,737
    Vodafone Group P.L.C. Sponsored ADR                     22,008      709,092
    WM Morrison Supermarkets P.L.C.                        144,447      455,280
                                                                   ------------
TOTAL UNITED KINGDOM                                                 49,904,308
                                                                   ------------
TOTAL COMMON STOCKS                                                 287,421,094
                                                                   ------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
    Bayerische Motoren Werke AG                              4,287      419,018
    Porsche Automobil Holding SE                             6,099      564,389
    Volkswagen AG                                           13,630    2,997,291
                                                                   ------------
TOTAL GERMANY                                                         3,980,698
                                                                   ------------
TOTAL PREFERRED STOCKS                                                3,980,698
                                                                   ------------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
RIGHTS/WARRANTS -- (0.0%)

ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                         99,556 $        493
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         291,402,285
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund                     2,334,500   27,012,498
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $269,616,185)^^                $318,414,783
                                                                   ============

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                               LEVEL 1          LEVEL 2    LEVEL 3    TOTAL
                             -----------      ------------ ------- ------------
 Common Stocks
    Australia                $    51,529      $ 16,073,759   --    $ 16,125,288
    Austria                           --           362,137   --         362,137
    Belgium                           --         3,489,663   --       3,489,663
    Canada                    23,226,480                --   --      23,226,480
    Denmark                           --         3,972,075   --       3,972,075
    Finland                           --         2,323,268   --       2,323,268
    France                            --        27,974,077   --      27,974,077
    Germany                    1,550,799        20,095,167   --      21,645,966
    Hong Kong                     45,844         7,865,196   --       7,911,040
    Ireland                      506,859           650,099   --       1,156,958
    Israel                            --           613,489   --         613,489
    Italy                        163,080         6,383,741   --       6,546,821
    Japan                        295,149        66,058,456   --      66,353,605
    Netherlands                1,757,130         8,340,132   --      10,097,262
    New Zealand                       --           508,113   --         508,113
    Norway                            --         2,280,264   --       2,280,264
    Portugal                          --            68,193   --          68,193
    Singapore                         --         2,696,721   --       2,696,721
    Spain                             --         8,762,613   --       8,762,613
    Sweden                       140,333         8,084,802   --       8,225,135
    Switzerland                3,938,284        19,239,334   --      23,177,618
    United Kingdom            30,807,298        19,097,010   --      49,904,308
 Preferred Stocks
    Germany                           --         3,980,698   --       3,980,698
 Rights/Warrants
    Italy                             --               493   --             493
 Securities Lending
   Collateral                         --        27,012,498   --      27,012,498
                             -----------      ------------   --    ------------
 TOTAL                       $62,482,785      $255,931,998   --    $318,414,783
                             ===========      ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (92.2%)

AUSTRALIA -- (6.4%)
*   3P Learning, Ltd.                                           16,910 $ 21,108
#   Accent Group, Ltd.                                          55,296   39,603
    Adairs, Ltd.                                                 9,893   16,740
#   Adelaide Brighton, Ltd.                                     37,545  196,421
*   Ainsworth Game Technology, Ltd.                             21,326   36,274
#*  Alkane Resources, Ltd.                                      19,700    4,754
    ALS, Ltd.                                                   44,709  250,173
    Altium, Ltd.                                                10,936  134,081
#   AMA Group, Ltd.                                             51,262   45,385
#   Amaysim Australia, Ltd.                                     25,746   43,492
    Ansell, Ltd.                                                14,716  297,650
#   AP Eagers, Ltd.                                             10,209   66,790
    Appen, Ltd.                                                  7,023   49,724
    ARB Corp., Ltd.                                              6,754   99,635
#   Ardent Leisure Group                                        67,227  108,673
    Asaleo Care, Ltd.                                           38,434   50,378
*   Atlas Iron, Ltd.                                           881,033   17,059
    AUB Group, Ltd.                                              6,741   70,432
    Ausdrill, Ltd.                                              37,331   78,357
    Austal, Ltd.                                                38,990   56,734
#*  Australian Agricultural Co., Ltd.                           47,194   48,385
    Australian Finance Group, Ltd.                              19,471   26,691
    Australian Pharmaceutical Industries, Ltd.                  42,815   51,577
*   Australian Property Systems, Ltd.                           17,191   63,215
    Auswide Bank, Ltd.                                           3,989   16,696
#   Automotive Holdings Group, Ltd.                             29,309   84,385
    Aveo Group                                                  37,729   79,021
    AVJennings, Ltd.                                            30,044   18,374
*   AWE, Ltd.                                                   61,215   47,667
#   Bapcor, Ltd.                                                27,701  130,251
    Beach Energy, Ltd.                                         199,738  209,045
*   Beadell Resources, Ltd.                                     69,221    8,389
    Bega Cheese, Ltd.                                           21,835  123,775
*   Bellamy's Australia, Ltd.                                    8,893  106,158
*   Billabong International, Ltd.                                8,658    6,846
#   Blackmores, Ltd.                                             1,296  162,108
    Blue Sky Alternative Investments, Ltd.                       3,335   37,259
    Bravura Solutions, Ltd.                                      3,105    5,050
    Breville Group, Ltd.                                        10,783  106,605
    Brickworks, Ltd.                                             8,872  101,488
    BT Investment Management, Ltd.                              17,199  152,528
#   BWX, Ltd.                                                    5,230   31,788
    Cabcharge Australia, Ltd.                                    9,538   14,787
*   Capitol Health, Ltd.                                        65,386   14,226
*   Cardno, Ltd.                                                35,915   38,448
*   Carnarvon Petroleum, Ltd.                                    6,703      649
    carsales.com, Ltd.                                          21,059  254,376
*   Cash Converters International, Ltd.                         15,875    4,807
    Cedar Woods Properties, Ltd.                                 6,587   33,308
    Centuria Capital Group                                       5,932    6,713
    Citadel Group, Ltd. (The)                                    4,052   23,177

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    Class, Ltd.                                                  7,230 $ 17,396
    Cleanaway Waste Management, Ltd.                           190,870  221,718
*   Clinuvel Pharmaceuticals, Ltd.                               3,456   24,512
    Codan, Ltd.                                                  7,613   13,595
#   Collection House, Ltd.                                      19,602   20,547
    Collins Foods, Ltd.                                         15,075   64,242
#*  Cooper Energy, Ltd.                                         98,587   28,927
#   Corporate Travel Management, Ltd.                            4,235   68,939
    Costa Group Holdings, Ltd.                                  24,756  121,315
    Credit Corp. Group, Ltd.                                     4,510   76,713
#*  CSG, Ltd.                                                   15,131    5,697
    CSR, Ltd.                                                   50,666  205,169
*   CuDeco, Ltd.                                                 4,262      797
    Data#3, Ltd.                                                 9,441   12,306
    Decmil Group, Ltd.                                           8,327    8,003
    Dicker Data, Ltd.                                            5,119   11,935
*   Domain Holdings Australia, Ltd.                             19,847   50,537
#*  Doray Minerals, Ltd.                                        36,011    6,935
    Downer EDI, Ltd.                                            62,062  335,132
    DuluxGroup, Ltd.                                            38,776  227,730
    Eclipx Group, Ltd.                                          22,128   70,007
    Elders, Ltd.                                                13,433   84,891
*   Energy World Corp., Ltd.                                    50,545   15,629
    EQT Holdings, Ltd.                                           1,961   31,484
    ERM Power, Ltd.                                             19,540   24,892
    Estia Health, Ltd.                                          20,746   56,889
    Event Hospitality and Entertainment, Ltd.                    8,362   91,452
    Evolution Mining, Ltd.                                      95,655  220,323
    Fairfax Media, Ltd.                                        215,984  123,823
*   FAR, Ltd.                                                  313,919   20,736
#   Fleetwood Corp., Ltd.                                        6,315   15,066
    FlexiGroup, Ltd.                                            35,882   52,349
#   Flight Centre Travel Group, Ltd.                             2,863  117,632
    Freedom Foods Group, Ltd.                                    8,186   34,683
    G8 Education, Ltd.                                          40,337  109,153
#*  Galaxy Resources, Ltd.                                      39,774  105,601
*   Gascoyne Resources, Ltd.                                    26,500   10,420
#   Gateway Lifestyle                                           30,080   50,426
#   GBST Holdings, Ltd.                                          4,021    7,528
    Genworth Mortgage Insurance Australia, Ltd.                 33,243   77,791
#*  Gold Road Resources, Ltd.                                   82,018   53,051
    GrainCorp, Ltd. Class A                                     23,955  142,800
#   Greencross, Ltd.                                            13,476   69,157
    GUD Holdings, Ltd.                                          10,117   99,888
    GWA Group, Ltd.                                             23,855   54,102
    Hansen Technologies, Ltd.                                   13,980   42,790
    Healthscope, Ltd.                                           86,045  133,862
    Helloworld, Ltd.                                             5,594   21,537
#*  Highfield Resources, Ltd.                                   21,161   18,266
#   HT&E, Ltd.                                                  28,002   38,170
    IDP Education, Ltd.                                         11,245   54,761
    Iluka Resources, Ltd.                                       30,100  244,287
*   Imdex, Ltd.                                                 64,144   54,306

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
#   IMF Bentham, Ltd.                                           21,420 $ 53,960
#   Independence Group NL                                       52,159  209,993
*   Infigen Energy                                              97,403   49,361
    Infomedia, Ltd.                                             29,538   20,687
    Integral Diagnostics, Ltd.                                  15,730   28,801
    Integrated Research, Ltd.                                    5,600   16,882
#   InvoCare, Ltd.                                               8,056   98,710
    IOOF Holdings, Ltd.                                         29,679  263,404
    IPH, Ltd.                                                   12,393   55,221
    IRESS, Ltd.                                                 11,450  110,525
    iSelect, Ltd.                                               28,342   29,846
#   iSentia Group, Ltd.                                         23,190   25,722
    IVE Group, Ltd.                                              8,273   14,583
#   Japara Healthcare, Ltd.                                     25,811   40,933
#   JB Hi-Fi, Ltd.                                               9,773  229,951
    Jumbo Interactive, Ltd.                                      3,461   10,867
*   Karoon Gas Australia, Ltd.                                  22,730   23,598
#*  Kingsgate Consolidated, Ltd.                                11,507    3,027
    Kogan.com, Ltd.                                              3,868   22,247
    Lifestyle Communities, Ltd.                                 11,551   48,444
    Link Administration Holdings, Ltd.                          26,275  188,893
    Lovisa Holdings, Ltd.                                        1,926   12,152
*   Lynas Corp., Ltd.                                            1,000    1,734
    MACA, Ltd.                                                  34,411   44,799
*   Macmahon Holdings, Ltd.                                    161,782   29,374
    Macquarie Atlas Roads Group                                 37,470  173,358
    Magellan Financial Group, Ltd.                               1,772   39,271
    Mantra Group, Ltd.                                          34,680  108,987
#*  Mayne Pharma Group, Ltd.                                   106,784   57,017
*   MC Mining, Ltd.                                              1,124      557
    McMillan Shakespeare, Ltd.                                   8,031  113,406
*   Medusa Mining, Ltd.                                          7,354    2,741
    Melbourne IT, Ltd.                                          19,035   48,715
#*  Mesoblast, Ltd.                                             30,610   33,178
    Metals X, Ltd.                                              86,575   63,807
    Metcash, Ltd.                                               98,755  254,682
    Michael Hill International, Ltd.                            19,759   20,171
*   Mineral Deposits, Ltd.                                      31,704   30,031
    Mineral Resources, Ltd.                                     13,856  209,046
*   MMA Offshore, Ltd.                                          36,820    8,307
    MNF Group, Ltd.                                              4,922   26,556
    Monadelphous Group, Ltd.                                     9,312  131,661
    Monash IVF Group, Ltd.                                      17,197   18,604
    Money3 Corp., Ltd.                                           9,812   14,127
    Mortgage Choice, Ltd.                                       10,500   20,180
#   Mount Gibson Iron, Ltd.                                     65,404   21,863
    Myer Holdings, Ltd.                                         91,183   48,102
#   MYOB Group, Ltd.                                            34,171   93,427
    Navigator Global Investments, Ltd.                          15,251   46,521
    Navitas, Ltd.                                               16,439   62,155
#*  NetComm Wireless, Ltd.                                       6,048    5,940
    New Hope Corp., Ltd.                                        19,918   40,417
*   NEXTDC, Ltd.                                                13,007   59,598

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    nib holdings, Ltd.                                          45,007 $243,200
    Nick Scali, Ltd.                                             5,776   32,722
    Nine Entertainment Co. Holdings, Ltd.                       72,663   98,325
    Northern Star Resources, Ltd.                               57,948  271,012
*   NRW Holdings, Ltd.                                          58,423   70,628
    Nufarm, Ltd.                                                22,151  142,012
    OFX Group, Ltd.                                             28,697   32,372
    oOh!media, Ltd.                                             17,349   63,963
#*  Orocobre, Ltd.                                              13,159   75,630
    Orora, Ltd.                                                 99,493  260,470
    OZ Minerals, Ltd.                                           31,111  233,880
    Pacific Current Group, Ltd.                                  4,475   27,589
    Pact Group Holdings, Ltd.                                   17,637   75,301
#*  Paladin Energy, Ltd.                                       190,272    6,469
    Peet, Ltd.                                                  32,470   36,022
    Perpetual, Ltd.                                              4,033  169,996
#*  Perseus Mining, Ltd.                                       113,003   38,809
#   Platinum Asset Management, Ltd.                             14,364   96,206
*   PMP, Ltd.                                                   56,315   21,323
#*  Praemium, Ltd.                                              25,426   16,906
#   Premier Investments, Ltd.                                   10,542  124,924
    Primary Health Care, Ltd.                                   49,111  143,800
    Prime Media Group, Ltd.                                     30,543    7,594
    Pro Medicus, Ltd.                                            3,696   24,045
    PSC Insurance Group, Ltd.                                    4,598   10,920
#   Qube Holdings, Ltd.                                         97,326  201,051
#*  Quintis, Ltd.                                               35,825    9,315
*   Ramelius Resources, Ltd.                                    40,850   14,218
    RCR Tomlinson, Ltd.                                         16,514   53,812
    Reckon, Ltd.                                                 1,448    1,765
#   Regis Healthcare, Ltd.                                      16,349   52,331
    Regis Resources, Ltd.                                       42,610  141,524
    Reject Shop, Ltd. (The)                                      1,897    9,356
#   Reliance Worldwide Corp., Ltd.                              14,490   49,687
    Resolute Mining, Ltd.                                       88,278   83,564
#   Retail Food Group, Ltd.                                     14,253   22,419
    Ridley Corp., Ltd.                                          33,330   36,977
*   Salmat, Ltd.                                                 3,642    1,540
    Sandfire Resources NL                                       19,825  114,495
*   Saracen Mineral Holdings, Ltd.                              78,828   95,141
    SeaLink Travel Group, Ltd.                                   8,701   28,033
    Select Harvests, Ltd.                                       10,691   43,499
#*  Senex Energy, Ltd.                                         191,723   57,751
#   Servcorp, Ltd.                                               6,297   28,654
    Service Stream, Ltd.                                        24,219   25,641
    Seven Group Holdings, Ltd.                                  11,413  150,073
    Seven West Media, Ltd.                                     118,278   53,725
    SG Fleet Group, Ltd.                                         9,631   32,599
    Sigma Healthcare, Ltd.                                     161,490  116,708
#*  Silex Systems, Ltd.                                          1,112      358
#   Silver Chef, Ltd.                                            1,766   10,170
#*  Silver Lake Resources, Ltd.                                 40,594   12,641
    Sims Metal Management, Ltd.                                 18,932  250,331

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
*   Sino Gas & Energy Holdings, Ltd.                        337,740 $    46,427
    Sirtex Medical, Ltd.                                      5,520     121,440
    SmartGroup Corp., Ltd.                                    8,573      76,592
    Southern Cross Media Group, Ltd.                         67,418      63,692
    Spark Infrastructure Group                              127,620     237,780
    SpeedCast International, Ltd.                            24,475     107,672
    St Barbara, Ltd.                                         49,761     151,856
    Steadfast Group, Ltd.                                    70,733     157,664
#*  Sundance Energy Australia, Ltd.                          99,276       7,440
    Sunland Group, Ltd.                                      14,139      20,162
#   Super Retail Group, Ltd.                                 12,641      89,110
#   Superloop, Ltd.                                          20,174      37,809
#*  Syrah Resources, Ltd.                                    30,646      96,566
    Tabcorp Holdings, Ltd.                                   10,775      44,854
#   Tassal Group, Ltd.                                       21,706      68,608
    Technology One, Ltd.                                     18,475      73,140
    Thorn Group, Ltd.                                        15,487      10,940
*   Tiger Resources, Ltd.                                   149,819       2,996
    Tox Free Solutions, Ltd.                                 22,147      60,804
    Treasury Wine Estates, Ltd.                               2,043      28,142
#*  Troy Resources, Ltd.                                      3,735         330
    Villa World, Ltd.                                        12,158      25,954
#*  Village Roadshow, Ltd.                                   10,930      30,939
#*  Virgin Australia Holdings, Ltd.                         130,547      28,239
    Virtus Health, Ltd.                                      12,419      52,185
    Vita Group, Ltd.                                         19,409      27,811
    Vocus Group, Ltd.                                        11,731      28,215
*   Watpac, Ltd.                                              6,412       3,500
    Webjet, Ltd.                                              7,653      62,945
#   Western Areas, Ltd.                                      34,456      91,452
*   Westgold Resources, Ltd.                                 23,434      29,707
    Whitehaven Coal, Ltd.                                    51,274     203,416
    WiseTech Global, Ltd.                                     1,205      15,052
*   WorleyParsons, Ltd.                                      23,014     268,904
    WPP AUNZ, Ltd.                                           38,883      29,440
                                                                    -----------
TOTAL AUSTRALIA                                                      17,370,570
                                                                    -----------
AUSTRIA -- (1.3%)
    Agrana Beteiligungs AG                                      351      42,897
    ANDRITZ AG                                                4,587     275,375
    Atrium European Real Estate, Ltd.                        20,363     106,379
    Austria Technologie & Systemtechnik AG                    2,825      90,105
    BUWOG AG                                                  7,840     281,790
    CA Immobilien Anlagen AG                                  7,521     231,046
#   DO & CO AG                                                  729      48,635
    EVN AG                                                    3,510      71,897
*   FACC AG                                                   3,286      83,608
    Flughafen Wien AG                                           307      13,507
#   IMMOFINANZ AG                                            63,330     162,269
    Kapsch TrafficCom AG                                        449      27,035
    Lenzing AG                                                  773      98,356
    Mayr Melnhof Karton AG                                      651     102,192

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRIA -- (Continued)
    Oberbank AG                                                  845 $   87,949
    Oesterreichische Post AG                                   1,784     84,971
    Palfinger AG                                               1,513     64,399
    POLYTEC Holding AG                                         1,603     37,398
#   Porr AG                                                    1,717     59,254
*   Raiffeisen Bank International AG                           8,639    371,370
    Rosenbauer International AG                                  346     23,354
    S IMMO AG                                                  5,806    108,687
*   Schoeller-Bleckmann Oilfield Equipment AG                  1,172    127,390
#   Semperit AG Holding                                        1,085     26,956
    Strabag SE                                                 1,316     56,919
    Telekom Austria AG                                        13,062    126,272
    UBM Development AG                                           299     15,685
    UNIQA Insurance Group AG                                  16,100    198,305
    Verbund AG                                                 1,556     43,155
    Vienna Insurance Group AG Wiener Versicherung Gruppe       3,916    138,950
    Wienerberger AG                                           10,988    299,837
#   Zumtobel Group AG                                          2,862     33,550
                                                                     ----------
TOTAL AUSTRIA                                                         3,539,492
                                                                     ----------
BELGIUM -- (1.7%)
#*  Ablynx NV                                                  4,354    237,369
    Ackermans & van Haaren NV                                  2,291    426,974
*   AGFA-Gevaert NV                                           15,370     77,162
*   Argenx SE                                                    391     30,505
    Atenor                                                       277     16,811
    Banque Nationale de Belgique                                  20     75,063
    Barco NV                                                   1,156    142,578
    Bekaert SA                                                 3,353    152,322
*   Biocartis NV                                               1,076     19,397
#   bpost SA                                                   6,213    206,575
#*  Celyad SA                                                    590     27,821
    Cie d'Entreprises CFE                                        891    128,666
    Cie Immobiliere de Belgique SA                               426     28,640
    D'ieteren SA                                               2,831    132,216
    Deceuninck NV                                              6,500     24,613
    Econocom Group SA                                         14,168    118,264
    Elia System Operator SA                                    2,587    158,981
#   Euronav NV                                                12,888    109,777
    EVS Broadcast Equipment SA                                 1,783     66,776
*   Exmar NV                                                   2,768     20,013
*   Fagron                                                     3,624     51,195
*   Galapagos NV(B07Q2V5)                                      2,063    245,000
*   Galapagos NV(B083BK7)                                        974    116,260
*   Galapagos NV(B07MXC1)                                      1,016    121,323
    Gimv NV                                                    1,567    100,226
#   Ion Beam Applications                                      1,765     53,937
    Kinepolis Group NV                                         1,251     92,353
    Lotus Bakeries                                                24     64,365
#*  MDxHealth                                                  3,381     16,358
    Melexis NV                                                 1,525    160,596
#*  Nyrstar NV                                                 9,456     76,714

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
    Ontex Group NV                                             6,162 $  182,064
    Orange Belgium SA                                          3,517     74,314
#   Picanol                                                      107     12,130
    Recticel SA                                                4,845     57,386
    Resilux                                                       88     16,227
    Roularta Media Group NV                                      455     13,101
#   Sioen Industries NV                                          775     27,220
    Sipef SA                                                     638     48,530
*   Tessenderlo Group SA                                       2,976    142,613
*   ThromboGenics NV                                           2,924     15,274
    Umicore SA                                                12,689    668,000
    Van de Velde NV                                              433     23,048
*   Viohalco SA                                                9,200     42,933
                                                                     ----------
TOTAL BELGIUM                                                         4,621,690
                                                                     ----------
CANADA -- (7.5%)
*   5N Plus, Inc.                                              2,300      4,675
#   Absolute Software Corp.                                    4,400     25,506
    Acadian Timber Corp.                                         500      7,720
*   Advantage Oil & Gas, Ltd.                                 16,781     53,890
    Aecon Group, Inc.                                          8,691    140,681
*   Africa Oil Corp.                                          54,929     66,540
    Ag Growth International, Inc.                              1,567     72,426
    AGF Management, Ltd. Class B                               7,733     47,655
#   AGT Food & Ingredients, Inc.                               1,730     29,340
    Aimia, Inc.                                               15,000     45,244
#   AirBoss of America Corp.                                   2,200     18,333
    AKITA Drilling, Ltd. Class A                               1,200      7,561
*   Alacer Gold Corp.                                         30,833     53,644
    Alamos Gold, Inc. Class A                                 35,708    213,956
#   Alaris Royalty Corp.                                       3,325     51,389
*   Alexco Resource Corp.                                      7,261     11,039
    Algoma Central Corp.                                       1,600     20,124
*   Alio Gold, Inc.                                            5,135     16,656
    Altius Minerals Corp.                                      6,900     76,237
    Altus Group, Ltd.                                          3,100     86,397
    Andrew Peller, Ltd. Class A                                2,700     33,673
*   Argonaut Gold, Inc.                                       25,712     53,514
#*  Asanko Gold, Inc.                                         12,801     11,760
*   Athabasca Oil Corp.                                       58,945     52,236
*   ATS Automation Tooling Systems, Inc.                      12,187    164,871
    AutoCanada, Inc.                                           2,934     54,863
*   Avigilon Corp.                                             3,800     70,593
*   B2Gold Corp.                                              76,614    231,711
#   Badger Daylighting, Ltd.                                   2,653     54,527
#*  Baytex Energy Corp.                                       27,539     83,960
#*  Bellatrix Exploration, Ltd.                                7,882      9,997
#   Birchcliff Energy, Ltd.                                   15,661     43,418
#   Bird Construction, Inc.                                    3,138     23,828
#   Black Diamond Group, Ltd.                                  2,510      5,408
*   BlackPearl Resources, Inc.                                31,370     30,605
    BMTC Group, Inc.                                             850     11,727

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
#   Bonavista Energy Corp.                                      28,620 $ 40,021
#   Bonterra Energy Corp.                                        3,561   40,011
    Boralex, Inc. Class A                                        7,500  144,146
    BRP, Inc.                                                    2,600  107,509
#*  Calfrac Well Services, Ltd.                                 13,544   76,089
    Calian Group, Ltd.                                             600   15,166
#   Callidus Capital Corp.                                       1,150    9,312
    Canaccord Genuity Group, Inc.                               15,050   79,288
#*  Canacol Energy, Ltd.                                        18,050   62,808
#   Canadian Western Bank                                       12,508  393,544
*   Canfor Corp.                                                 6,700  157,150
    Canfor Pulp Products, Inc.                                   3,143   37,128
    CanWel Building Materials Group, Ltd.                        4,700   25,602
    Capital Power Corp.                                          9,580  181,631
*   Capstone Mining Corp.                                       44,912   50,754
    Cara Operations, Ltd.                                        1,100   24,093
#   Cardinal Energy, Ltd.                                        3,021   11,176
    Cascades, Inc.                                              11,282  141,438
*   Cautivo Mining, Inc.                                             2        1
*   Celestica, Inc.                                             20,795  210,148
*   Centerra Gold, Inc.                                         18,043   93,151
#   CES Energy Solutions Corp.                                  14,133   68,367
*   China Gold International Resources Corp., Ltd.              43,400   86,447
#*  Chinook Energy, Inc.                                         6,624      996
#   Cineplex, Inc.                                               3,452   88,180
    Clearwater Seafoods, Inc.                                    1,700    9,730
    Cogeco, Inc.                                                   900   54,907
    Colliers International Group, Inc.                           2,646  160,266
    Computer Modelling Group, Ltd.                              12,762  103,549
#*  Continental Gold, Inc.                                      11,700   34,815
#*  Copper Mountain Mining Corp.                                12,235   12,533
    Corby Spirit and Wine, Ltd.                                    900   16,376
*   Corridor Resources, Inc.                                     2,900    1,863
#   Corus Entertainment, Inc. Class B                           18,496  126,916
    Cott Corp.                                                  25,099  418,725
*   Crew Energy, Inc.                                           22,528   41,210
#*  CRH Medical Corp.                                            6,100   18,300
#*  Delphi Energy Corp.                                         16,088   12,949
#*  Denison Mines Corp.                                         58,144   29,781
*   Descartes Systems Group, Inc. (The)                          8,175  231,293
*   Detour Gold Corp.                                            7,200   76,917
    DHX Media, Ltd.(BRF12P5)                                     5,428   21,315
#   DHX Media, Ltd.(BRF12N3)                                     4,500   17,598
*   DIRTT Environmental Solutions                                3,800   17,733
    Dorel Industries, Inc. Class B                               4,600  115,337
*   DREAM Unlimited Corp. Class A                                5,000   31,748
*   Dundee Precious Metals, Inc.                                18,655   44,590
    E-L Financial Corp., Ltd.                                      104   67,643
    ECN Capital Corp.                                           16,541   50,161
    Eldorado Gold Corp.                                        133,669  172,792
    Element Fleet Management Corp.                              13,300   89,748
#*  Endeavour Mining Corp.                                       4,031   74,431
#*  Endeavour Silver Corp.                                      20,500   49,000

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
#   Enercare, Inc.                                               7,449 $120,032
    Enerflex, Ltd.                                               6,568   78,122
#*  Energy Fuels, Inc.                                           5,331    8,581
    Enerplus Corp.                                              15,151  172,081
    Enghouse Systems, Ltd.                                       2,100  110,856
    Ensign Energy Services, Inc.                                21,274  127,298
#   Equitable Group, Inc.                                        1,243   67,829
*   Essential Energy Services Trust                             11,693    6,940
    Evertz Technologies, Ltd.                                    2,402   33,843
#   Exchange Income Corp.                                          943   25,683
    Exco Technologies, Ltd.                                      2,400   18,829
#   Extendicare, Inc.                                            9,010   63,803
    Fiera Capital Corp.                                          4,200   44,185
    Firm Capital Mortgage Investment Corp.                       2,800   29,275
#*  First Majestic Silver Corp.                                 19,864  121,445
    First National Financial Corp.                               1,280   29,700
    FirstService Corp.                                           2,646  176,228
#*  Fission Uranium Corp.                                       33,000   19,585
*   Fortuna Silver Mines, Inc.                                  25,900  124,657
#   Freehold Royalties, Ltd.                                     9,300  101,620
    Gamehost, Inc.                                               2,000   16,382
#   Genworth MI Canada, Inc.                                     4,070  139,770
    Gibson Energy, Inc.                                          8,625  124,537
*   Glacier Media, Inc.                                          1,800    1,054
#   Gluskin Sheff + Associates, Inc.                             3,294   42,394
*   GMP Capital, Inc.                                            2,541    8,491
*   Golden Star Resources, Ltd.                                 49,073   39,897
*   Gran Tierra Energy, Inc.                                    43,823  121,137
#   Granite Oil Corp.                                            3,233    6,282
*   Great Canadian Gaming Corp.                                  9,000  267,805
#*  Great Panther Silver, Ltd.                                   9,200   11,631
    Guardian Capital Group, Ltd. Class A                         2,600   55,509
*   Guyana Goldfields, Inc.                                      8,829   33,952
*   Heroux-Devtek, Inc.                                          4,600   52,732
    High Liner Foods, Inc.                                       2,300   25,824
#   Home Capital Group, Inc.                                     9,200  127,902
#   Horizon North Logistics, Inc.                               22,417   30,072
    HudBay Minerals, Inc.                                       26,392  226,156
#   Hudson's Bay Co.                                             6,500   56,386
*   IAMGOLD Corp.                                               62,100  365,532
#*  Imperial Metals Corp.                                        5,000    9,553
*   Indigo Books & Music, Inc.                                     500    7,317
    Innergex Renewable Energy, Inc.                              9,210  103,107
*   Interfor Corp.                                               5,200   98,546
*   International Tower Hill Mines, Ltd.                         1,260      635
*   Intertain Group, Ltd.                                          900   10,207
    Intertape Polymer Group, Inc.                                9,044  157,645
    Invesque, Inc.                                               4,300   39,345
#*  Iron Bridge Resources, Inc.                                 11,827    5,529
*   Ivanhoe Mines, Ltd. Class A                                 34,815   99,633
    Jean Coutu Group PJC, Inc. (The) Class A                     7,700  151,746
    Just Energy Group, Inc.                                     10,855   46,332
    K-Bro Linen, Inc.                                              700   22,764

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
*   Kelt Exploration, Ltd.                                       9,188 $ 56,323
*   Kinaxis, Inc.                                                1,050   70,709
*   Kingsway Financial Services, Inc.                              600    3,429
    Kirkland Lake Gold, Ltd.                                    14,205  214,114
#*  Klondex Mines, Ltd.                                         24,674   54,162
*   Knight Therapeutics, Inc.                                   11,310   69,883
#   Labrador Iron Ore Royalty Corp.                              5,200  112,033
#   Laurentian Bank of Canada                                    6,600  285,463
#*  Leagold Mining Corp.                                         7,000   16,106
    Leon's Furniture, Ltd.                                       3,500   50,081
    Liquor Stores N.A., Ltd.                                     2,666   26,877
    Lucara Diamond Corp.                                        33,300   69,037
    Magellan Aerospace Corp.                                     1,400   23,299
#*  Mainstreet Equity Corp.                                        300   10,707
*   Major Drilling Group International, Inc.                    10,973   57,274
    Mandalay Resources Corp.                                    31,100    6,953
*   Manitok Energy, Inc.                                           177        4
    Martinrea International, Inc.                               15,733  184,063
*   Maxim Power Corp.                                            1,300    2,759
#   Medical Facilities Corp.                                     3,200   40,013
#*  MEG Energy Corp.                                            20,593   93,087
    Melcor Developments, Ltd.                                      500    6,220
*   Mitel Networks Corp.                                         9,680   87,277
    Morguard Corp.                                                 600   89,854
    Morneau Shepell, Inc.                                        3,901   72,724
*   Mountain Province Diamonds, Inc.                            10,800   29,941
    MTY Food Group, Inc.                                         2,300   99,124
    Mullen Group, Ltd.                                           9,051  110,672
*   Nautilus Minerals, Inc.                                     12,961    1,897
*   Neptune Technologies & Bioressources, Inc.                   3,200   10,797
    Nevsun Resources, Ltd.                                      39,062   81,617
    New Flyer Industries, Inc.                                   5,010  236,529
*   New Gold, Inc.                                              71,870  217,363
#*  Newalta Corp.                                                5,065    4,859
    Norbord, Inc.                                                3,610  137,891
    North American Energy Partners, Inc.                         1,500    7,256
    North West Co., Inc. (The)                                   4,181   99,052
    Northland Power, Inc.                                        4,854   90,292
*   NuVista Energy, Ltd.                                        29,960  211,912
#*  Obsidian Energy, Ltd.                                       50,277   52,321
    OceanaGold Corp.                                            30,853   85,034
    Osisko Gold Royalties, Ltd.                                  8,694   97,679
#*  Painted Pony Energy, Ltd.                                    9,134   17,377
    Pan American Silver Corp.                                   20,960  344,221
*   Paramount Resources, Ltd. Class A                            8,344  122,113
*   Parex Resources, Inc.                                       11,740  175,336
    Parkland Fuel Corp.                                          5,859  137,424
    Pason Systems, Inc.                                         11,048  165,091
    Pembina Pipeline Corp.                                          --       13
#*  Pengrowth Energy Corp.                                      63,899   50,392
*   PHX Energy Services Corp.                                    3,600    7,024
#   Pizza Pizza Royalty Corp.                                    2,100   24,705
#*  Platinum Group Metals, Ltd.                                  6,169    2,608

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Polaris Infrastructure, Inc.                                 2,100 $ 32,900
#*  PolyMet Mining Corp.                                        10,894   14,171
*   Precision Drilling Corp.                                    31,890  115,634
*   Premier Gold Mines, Ltd.                                    10,100   28,493
    Premium Brands Holdings Corp.                                1,330  115,699
#*  Pretium Resources, Inc.                                      8,100   56,371
#   Pulse Seismic, Inc.                                          3,900   10,115
    Pure Technologies, Ltd.                                      2,800   20,476
    Quarterhill, Inc.                                           10,900   19,850
#*  Questerre Energy Corp. Class A                              14,450   10,926
*   Raging River Exploration, Inc.                              12,900   78,134
    Reitmans Canada, Ltd. Class A                                4,500   15,988
    Richelieu Hardware, Ltd.                                     7,080  182,641
    Rocky Mountain Dealerships, Inc.                             1,300   13,729
    Rogers Sugar, Inc.                                           7,200   36,585
    Russel Metals, Inc.                                         10,500  266,854
*   Sabina Gold & Silver Corp.                                  36,019   58,567
#*  Sandstorm Gold, Ltd.                                        13,700   72,064
    Savaria Corp.                                                4,000   57,236
*   Seabridge Gold, Inc.                                         3,000   35,707
    Secure Energy Services, Inc.                                13,624   98,580
*   SEMAFO, Inc.                                                40,300  119,262
    ShawCor, Ltd.                                                4,801  108,354
*   Sherritt International Corp.                                27,937   28,618
#   Sienna Senior Living, Inc.                                   4,271   61,461
*   Sierra Metals, Inc.                                            100      252
*   Sierra Wireless, Inc.                                        5,200  100,491
    Sleep Country Canada Holdings, Inc.                          2,328   61,929
*   Solium Capital, Inc.                                         2,100   19,276
#*  Spartan Energy Corp.                                        14,162   71,731
    Sprott, Inc.                                                12,583   29,463
*   SSR Mining, Inc.                                            19,506  168,576
    Stantec, Inc.                                                5,745  167,119
*   Stars Group, Inc. (The)                                      5,760  146,341
#   Stella-Jones, Inc.                                           4,600  193,686
#*  Stornoway Diamond Corp.                                     70,900   32,280
    Stuart Olson, Inc.                                           1,045    5,335
#   Student Transportation, Inc.                                 5,497   32,759
#*  SunOpta, Inc.                                               12,484   92,361
    Superior Plus Corp.                                         13,614  132,487
#   Surge Energy, Inc.                                          40,298   63,232
*   Tamarack Valley Energy, Ltd.                                 5,300   12,237
*   Taseko Mines, Ltd.                                          35,100   62,210
*   Teranga Gold Corp.                                           7,800   21,434
    TFI International, Inc.                                      5,451  140,928
*   Theratechnologies, Inc.                                      2,300   14,866
#   Timbercreek Financial Corp.                                  3,900   29,361
#*  TMAC Resources, Inc.                                         1,187    8,560
    TMX Group, Ltd.                                              2,699  169,774
    TORC Oil & Gas, Ltd.                                        14,174   78,361
*   Torex Gold Resources, Inc.                                   5,210   53,752
    Toromont Industries, Ltd.                                    8,251  360,294
    Torstar Corp. Class B                                        4,700    6,190

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Total Energy Services, Inc.                               5,261 $    58,594
    TransAlta Corp.                                          25,363     140,218
#   TransAlta Renewables, Inc.                                6,736      67,579
    Transcontinental, Inc. Class A                            9,801     198,171
*   TransGlobe Energy Corp.                                   6,000       8,878
*   Trevali Mining Corp.                                     49,000      64,537
#*  Trican Well Service, Ltd.                                49,274     154,232
    Tricon Capital Group, Inc.                                6,100      53,263
*   Trinidad Drilling, Ltd.                                  40,764      58,329
*   TVA Group, Inc. Class B                                   1,200       3,805
    Uni-Select, Inc.                                          5,155     113,955
#*  UrtheCast Corp.                                          16,000      13,268
#   Valener, Inc.                                             3,700      67,292
    Wajax Corp.                                               1,263      22,826
#*  Wesdome Gold Mines, Ltd.                                  9,279      14,635
*   Western Energy Services Corp.                             4,624       4,812
    Western Forest Products, Inc.                            41,030      95,403
    WestJet Airlines, Ltd.                                    1,600      32,013
*   Westport Fuel Systems, Inc.                               4,800      13,893
    Westshore Terminals Investment Corp.                      3,842      78,620
    Whitecap Resources, Inc.                                 28,701     209,774
    Winpak, Ltd.                                              4,800     173,932
*   Xtreme Drilling Corp.                                       813       1,474
    Yamana Gold, Inc.                                        27,584      95,311
*   Yangarra Resources, Ltd.                                  3,200      12,306
#*  Yellow Pages, Ltd.                                        2,040      12,771
    ZCL Composites, Inc.                                      4,000      36,780
*   Zenith Capital Corp.                                      1,300          86
                                                                    -----------
TOTAL CANADA                                                         20,281,930
                                                                    -----------
DENMARK -- (1.8%)
    ALK-Abello A.S.                                             603      76,592
    Alm Brand A.S.                                            7,780      95,891
#   Ambu A.S. Class B                                        10,085     216,475
*   Bang & Olufsen A.S.                                       5,701     153,104
#*  Bavarian Nordic A.S.                                      3,307     127,414
    Columbus A.S.                                             6,761      17,096
#*  D/S Norden A.S.                                           3,399      67,716
    Dfds A.S.                                                 3,765     225,916
    FLSmidth & Co. A.S.                                       3,876     228,274
#   GN Store Nord A.S.                                       13,886     468,265
*   H+H International A.S. Class B                              875      21,267
    IC Group A.S.                                               310       7,323
*   Jeudan A.S.                                                 153      19,156
    Jyske Bank A.S.                                           6,053     349,922
    Matas A.S.                                                1,466      18,416
*   Nilfisk Holding A.S.                                      3,029     175,712
*   NKT A.S.                                                  3,029     132,068
    NNIT A.S.                                                   643      19,715
    Nordjyske Bank A.S.                                         870      17,288
    Parken Sport & Entertainment A.S.                           400       4,861
    Per Aarsleff Holding A.S.                                 2,371      81,531

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
DENMARK -- (Continued)
    Ringkjoebing Landbobank A.S.                               2,275 $  125,431
    Rockwool International A.S. Class A                          232     59,831
    Rockwool International A.S. Class B                          664    185,481
    Royal Unibrew A.S.                                         3,853    234,156
    RTX A.S.                                                     869     22,996
*   Santa Fe Group A.S.                                        1,200      9,068
    Schouw & Co., A.S.                                         1,171    118,525
    SimCorp A.S.                                               4,078    259,017
    Solar A.S. Class B                                           610     40,263
    Spar Nord Bank A.S.                                        9,494    113,104
    Sydbank A.S.                                               7,973    326,075
    TDC A.S.                                                  67,759    452,263
    Tivoli A.S.                                                  142     14,884
*   TK Development A.S.                                        5,947      7,068
*   Topdanmark A.S.                                            5,627    268,822
    United International Enterprises                             176     38,013
*   Vestjysk Bank A.S.                                           725        334
*   Zealand Pharma A.S.                                        1,917     32,489
                                                                     ----------
TOTAL DENMARK                                                         4,831,822
                                                                     ----------
FINLAND -- (2.4%)
    Ahlstrom-Munksjo Oyj                                       2,420     53,376
*   Ahtium P.L.C.                                             22,722        161
    Aktia Bank Oyj                                             4,222     50,337
    Alma Media Oyj                                             4,469     43,953
#   Amer Sports Oyj                                           14,559    411,022
    Asiakastieto Group Oyj                                       376     10,532
    Aspo Oyj                                                   2,685     33,510
    Atria Oyj                                                    781     12,053
*   BasWare Oyj                                                  944     52,263
    Bittium Oyj                                                2,478     17,602
    Cargotec Oyj Class B                                       3,655    213,092
#*  Caverion Oyj                                               9,595     80,885
    Citycon Oyj                                               41,650    115,624
    Cramo Oyj                                                  3,702     90,316
    Elisa Oyj                                                 10,260    436,700
    F-Secure Oyj                                               8,209     39,819
    Finnair Oyj                                                9,583    116,024
    Fiskars Oyj Abp                                            3,846    114,403
    HKScan Oyj Class A                                         1,550      5,926
    Huhtamaki Oyj                                              9,902    422,708
    Kemira Oyj                                                11,128    157,535
    Kesko Oyj Class A                                          1,487     84,458
    Kesko Oyj Class B                                          6,816    397,543
    Konecranes Oyj                                             4,611    234,090
    Lassila & Tikanoja Oyj                                     3,659     86,147
    Lehto Group Oyj                                              783     11,953
    Lemminkainen Oyj                                             590     17,492
    Metsa Board Oyj                                           18,842    171,428
    Metso Oyj                                                  9,837    343,450
    Nokian Renkaat Oyj                                        10,912    551,305
    Olvi Oyj Class A                                           1,579     57,055

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Oriola Oyj Class B                                        13,143 $   46,772
    Orion Oyj Class A                                          2,049     88,006
    Outokumpu Oyj                                             32,709    280,582
#*  Outotec Oyj                                               17,384    149,706
    Pihlajalinna Oyj                                             563     10,255
    Ponsse Oyj                                                 1,180     38,107
*   Poyry Oyj                                                  3,314     21,398
    Raisio Oyj Class V                                        12,031     66,688
    Ramirent Oyj                                               9,515     95,502
    Rapala VMC Oyj                                             1,900      7,917
    Revenio Group Oyj                                            435     19,998
    Sanoma Oyj                                                10,553    136,809
#   SRV Group OYJ                                              2,217     10,510
*   Stockmann Oyj Abp Class A                                  1,299      7,197
#*  Stockmann Oyj Abp Class B                                  2,495     12,859
    Technopolis Oyj                                           16,667     83,948
    Tieto Oyj                                                  5,452    189,515
    Tikkurila Oyj                                              4,795     96,299
    Tokmanni Group Corp.                                       1,427     13,377
    Uponor Oyj                                                 4,699     99,469
    Vaisala Oyj Class A                                          919     52,465
    Valmet Oyj                                                13,710    307,620
#   YIT Oyj                                                   15,739    129,386
                                                                     ----------
TOTAL FINLAND                                                         6,397,147
                                                                     ----------
FRANCE -- (4.8%)
    ABC Arbitrage                                              3,745     30,963
*   Air France-KLM                                            16,228    251,705
    Akka Technologies                                            785     49,279
    Albioma SA                                                 2,369     61,709
    Altamir                                                    1,905     37,148
    Alten SA                                                   2,516    254,709
    Altran Technologies SA                                    13,596    252,956
*   Amplitude Surgical SAS                                     1,840      8,263
    April SA                                                   1,417     28,490
    Assystem                                                     808     30,178
    Aubay                                                        637     30,388
    Axway Software SA                                            836     22,826
    Bastide le Confort Medical                                   266     18,241
    Beneteau SA                                                4,056    107,948
    Bigben Interactive                                         1,286     19,429
    Boiron SA                                                    603     52,724
    Bonduelle SCA                                              1,736     91,523
#   Bourbon Corp.                                              2,220     22,354
    Burelle SA                                                    18     31,185
    Casino Guichard Perrachon SA                               3,745    218,819
*   Cegedim SA                                                   532     27,298
#*  CGG SA                                                     1,407      5,025
    Chargeurs SA                                               1,921     63,566
    Cie des Alpes                                                997     43,056
    Cie Plastic Omnium SA                                      4,515    231,920
*   Coface SA                                                 10,006    112,474

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
    Derichebourg SA                                             10,240 $102,688
    Devoteam SA                                                    449   44,515
    Edenred                                                     17,685  570,747
    Electricite de Strasbourg SA                                   132   22,130
#   Elior Group SA                                               8,690  200,008
    Elis SA                                                      7,303  204,039
*   Eramet                                                       1,364  192,511
*   Esso SA Francaise                                              197   12,627
*   Etablissements Maurel et Prom                                3,640   16,910
    Euronext NV                                                  4,294  290,895
    Europcar Groupe SA                                           5,805   80,721
    Eutelsat Communications SA                                   4,923  108,355
    Exel Industries Class A                                        184   27,068
    Faurecia                                                     4,027  361,343
*   Fnac Darty SA                                                1,311  152,921
*   Fnac Darty SA                                                  648   75,339
    Gaumont SA                                                     129   20,316
    Gaztransport Et Technigaz SA                                 2,233  154,483
    Getlink                                                     16,111  225,940
    GL Events                                                    1,075   36,432
    Groupe Crit                                                    231   22,045
    Groupe Open                                                    355   15,508
    Guerbet                                                        759   75,856
    Haulotte Group SA                                            1,014   24,186
    HERIGE SADCS                                                   186    9,814
*   ID Logistics Group                                             172   28,984
    Imerys SA                                                    1,873  200,738
    Ingenico Group SA                                            5,100  580,503
    Interparfums SA                                                348   16,256
    IPSOS                                                        3,707  141,602
    Jacquet Metal Service                                        1,426   52,944
    Kaufman & Broad SA                                           1,567   81,769
    Korian SA                                                    4,166  134,125
    Lagardere SCA                                               10,814  337,260
    Laurent-Perrier                                                195   23,236
    Le Belier                                                      216   16,701
    Lectra                                                       2,315   65,401
    Linedata Services                                              187    8,779
    LISI                                                         2,061   99,309
    LNA Sante SA                                                   809   55,352
    Maisons France Confort SA                                      440   31,742
    Manitou BF SA                                                1,600   68,322
    Manutan International                                          508   58,894
    Mersen SA                                                    1,560   76,118
    Metropole Television SA                                      2,819   76,699
    MGI Coutier                                                    768   33,796
*   Naturex                                                        661   72,244
    Neopost SA                                                   3,741  111,397
    Nexans SA                                                    3,061  185,663
    Nexity SA                                                    3,868  233,072
*   Nicox                                                        2,438   30,080
*   NRJ Group                                                    2,200   24,747
    Oeneo SA                                                     3,407   44,660

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
#*  Onxeo SA                                                  4,614 $    10,231
    Orpea                                                     2,801     349,583
#*  Parrot SA                                                 2,552      25,757
*   Pierre & Vacances SA                                        633      33,284
    Plastivaloire                                             1,105      25,137
#   Rallye SA                                                 3,323      60,977
#*  Recylex SA                                                1,750      29,409
    Rexel SA                                                 25,457     458,596
    Robertet SA                                                  95      49,143
    Rothschild & Co.                                          1,757      72,626
    Rubis SCA                                                 8,772     646,948
    Samse SA                                                    132      27,840
    Sartorius Stedim Biotech                                  1,836     159,043
    Savencia SA                                                 669      67,951
    Seche Environnement SA                                      288      11,079
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                    561      36,611
    Societe pour l'Informatique Industrielle                    636      19,606
*   SOITEC                                                    1,888     154,878
#*  Solocal Group                                            54,046      67,006
    Somfy SA                                                  1,060     118,128
    Sopra Steria Group                                        1,415     287,168
    SPIE SA                                                   4,548     113,022
*   Stallergenes Greer P.L.C.                                   556      23,928
*   Ste Industrielle d'Aviation Latecoere SA                  7,938      54,498
    Stef SA                                                     287      35,257
    Sword Group                                                 702      32,443
    Synergie SA                                                 659      39,243
    Tarkett SA                                                2,054      80,301
    Technicolor SA                                           17,993      67,235
    Teleperformance                                           1,382     209,447
    Television Francaise 1                                   10,205     153,061
    Tessi SA                                                    135      31,933
    TFF Group                                                   352      18,915
    Thermador Groupe                                            260      41,513
#   Total Gabon                                                  25       4,827
    Trigano SA                                                1,179     228,869
*   Ubisoft Entertainment SA                                  6,345     543,028
#*  Vallourec SA                                             29,564     202,469
*   Valneva SE                                                5,324      23,938
    Vetoquinol SA                                               354      23,830
    Vicat SA                                                  1,780     146,658
    VIEL & Cie SA                                             4,347      29,015
    Vilmorin & Cie SA                                           627      68,564
#*  Virbac SA                                                   455      69,921
*   Worldline SA                                              1,910     107,982
                                                                    -----------
TOTAL FRANCE                                                         13,102,864
                                                                    -----------
GERMANY -- (5.6%)
    Aareal Bank AG                                            6,833     345,424
*   ADLER Real Estate AG                                      2,667      42,853
    ADO Properties SA                                         2,259     121,721
#*  ADVA Optical Networking SE                                5,097      43,019

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
*   AIXTRON SE                                                   8,383 $126,642
    Allgeier SE                                                    684   23,122
    Amadeus Fire AG                                                465   47,949
    Aurubis AG                                                   3,597  377,984
    Axel Springer SE                                             2,889  253,878
    Basler AG                                                      110   27,537
    Bauer AG                                                     1,120   34,367
    BayWa AG                                                     1,631   63,258
    Bechtle AG                                                   2,564  233,844
#   Bertrandt AG                                                   351   45,016
    Bijou Brigitte AG                                              274   16,976
    Bilfinger SE                                                 2,929  137,483
    Borussia Dortmund GmbH & Co. KGaA                            6,330   44,965
    CANCOM SE                                                    1,419  134,063
    Carl Zeiss Meditec AG                                        2,614  171,099
    CECONOMY AG                                                  1,174   16,925
    CENIT AG                                                     1,323   36,524
    CENTROTEC Sustainable AG                                     1,248   23,708
    Cewe Stiftung & Co. KGAA                                       629   68,505
    Comdirect Bank AG                                            4,102   59,191
    CompuGroup Medical SE                                        2,314  146,556
*   Constantin Medien AG                                         3,300    9,341
    CropEnergies AG                                              2,141   19,350
    CTS Eventim AG & Co. KGaA                                    3,591  179,550
#   Delticom AG                                                    212    2,994
    Deutsche Beteiligungs AG                                     1,347   83,141
    Deutsche EuroShop AG                                         3,286  129,113
    Deutsche Pfandbriefbank AG                                   8,857  163,709
    Deutz AG                                                    12,197  113,259
*   Dialog Semiconductor P.L.C.                                  5,170  157,622
    DIC Asset AG                                                 5,269   67,668
    Diebold Nixdorf AG                                             184   16,309
    DMG Mori AG                                                  2,097  124,307
    Dr Hoenle AG                                                   472   30,467
    Draegerwerk AG & Co. KGaA                                      307   23,433
    Duerr AG                                                     2,121  292,206
    Eckert & Ziegler AG                                            388   18,042
    EDAG Engineering Group AG                                      515   10,481
    Elmos Semiconductor AG                                       1,053   31,187
#   ElringKlinger AG                                             2,610   60,627
*   Evotec AG                                                    1,006   18,370
    Ferratum Oyj                                                   453   16,878
    Fielmann AG                                                    734   64,268
*   First Sensor AG                                                880   22,931
    Fraport AG Frankfurt Airport Services Worldwide                 11    1,302
    Freenet AG                                                  13,208  506,476
    Fuchs Petrolub SE                                            1,925   97,754
    Gerresheimer AG                                              2,238  195,479
    Gerry Weber International AG                                 2,328   25,827
    Gesco AG                                                     1,167   44,651
    GFT Technologies SE                                          1,914   30,481
    Grammer AG                                                   1,330   83,790
    GRENKE AG                                                    1,581  188,549

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
*   H&R GmbH & Co. KGaA                                          1,853 $ 32,832
    Hamburger Hafen und Logistik AG                              2,121   59,229
*   Hapag-Lloyd AG                                                 550   22,814
*   Heidelberger Druckmaschinen AG                              27,857  100,703
    Hella GmbH & Co KGaA                                         2,715  193,478
    Hornbach Baumarkt AG                                         1,015   38,980
    Hugo Boss AG                                                 5,208  478,320
    Indus Holding AG                                             2,104  167,016
    Isra Vision AG                                                 280   65,177
    Jenoptik AG                                                  5,689  236,120
#   K+S AG                                                      16,523  464,372
    Kloeckner & Co. SE                                          11,414  151,363
    Koenig & Bauer AG                                            1,415  115,987
    Krones AG                                                    1,311  183,207
    KSB SE & Co., KGaA                                              31   19,023
    KWS Saat SE                                                    187   78,945
    Lanxess AG                                                   6,091  531,890
    LEG Immobilien AG                                            4,872  549,833
    Leifheit AG                                                    754   26,649
    Leoni AG                                                     3,152  242,041
*   Manz AG                                                        281   12,061
*   Medigene AG                                                  1,273   26,826
    MLP SE                                                       7,438   52,406
    Nemetschek SE                                                2,828  278,627
    Nexus AG                                                     1,759   58,851
#*  Nordex SE                                                    4,088   54,043
    Norma Group SE                                               2,949  232,280
    OHB SE                                                         506   29,116
    OSRAM Licht AG                                               4,440  388,047
    paragon AG                                                     263   27,077
*   Patrizia Immobilien AG                                       4,175  104,570
    Pfeiffer Vacuum Technology AG                                  720  142,758
    PNE Wind AG                                                  6,074   23,408
    PSI Software AG                                                450   10,602
    Puma SE                                                        210   88,557
*   QIAGEN NV                                                    8,873  296,786
    QSC AG                                                       8,683   16,194
    Rational AG                                                    110   77,377
    Rheinmetall AG                                               4,040  571,862
    RHOEN-KLINIKUM AG                                            3,559  140,144
    RIB Software SE                                              3,595  121,671
    S&T AG                                                       5,146  141,529
    SAF-Holland SA                                               4,741  111,263
    Salzgitter AG                                                3,819  230,669
*   Schaltbau Holding AG                                           277    9,665
    Secunet Security Networks AG                                   157   18,706
    SHW AG                                                         529   23,014
*   Siltronic AG                                                 1,052  174,649
    Sixt Leasing SE                                              1,354   32,101
    Sixt SE                                                      1,196  123,566
#   SMA Solar Technology AG                                      1,447   78,773
    Software AG                                                  4,950  268,672
    Stabilus SA                                                  1,917  185,835

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    STRATEC Biomedical AG                                       109 $     9,917
    Stroeer SE & Co. KGaA                                     2,162     166,625
    Suedzucker AG                                             6,873     130,982
*   SUESS MicroTec SE                                         2,434      48,504
    Surteco SE                                                  689      23,572
    TAG Immobilien AG                                        11,110     219,612
    Takkt AG                                                  2,567      71,450
    Technotrans AG                                              637      35,421
*   Tele Columbus AG                                          3,055      34,272
    TLG Immobilien AG                                         6,228     175,371
*   Tom Tailor Holding SE                                     3,567      50,144
    Uniper SE                                                 1,423      42,481
    VERBIO Vereinigte BioEnergie AG                           2,533      23,154
*   Vossloh AG                                                  879      48,332
    VTG AG                                                    1,166      60,369
    Wacker Chemie AG                                          1,113     223,325
    Wacker Neuson SE                                          3,397     139,184
    Washtec AG                                                  999      86,465
    Wuestenrot & Wuerttembergische AG                         2,011      60,228
    XING SE                                                     282      98,634
    Zeal Network SE                                             472      14,648
                                                                    -----------
TOTAL GERMANY                                                        15,144,545
                                                                    -----------
HONG KONG -- (2.6%)
*   13 Holdings, Ltd. (The)                                  49,500       2,440
#   Agritrade Resources, Ltd.                               320,000      39,757
    Alco Holdings, Ltd.                                      20,000       4,028
    Allied Group, Ltd.                                       13,600      83,160
    Allied Properties HK, Ltd.                              219,416      46,760
    APAC Resources, Ltd.                                      6,569       1,108
*   Applied Development Holdings, Ltd.                      255,000      24,447
    APT Satellite Holdings, Ltd.                             43,500      20,487
    Asia Financial Holdings, Ltd.                            54,874      33,975
    Asia Satellite Telecommunications Holdings, Ltd.         11,500      10,246
#   Asia Standard International Group, Ltd.                  98,940      27,723
    Associated International Hotels, Ltd.                    28,000      91,563
*   Beijing Gas Blue Sky Holdings, Ltd.                     592,000      44,644
    BOC Aviation, Ltd.                                        3,700      21,727
    BOE Varitronix, Ltd.                                     20,009      10,486
*   Bonjour Holdings, Ltd.                                   61,600       2,039
#   Bright Smart Securities & Commodities Group, Ltd.        86,000      32,881
*   Brightoil Petroleum Holdings, Ltd.                      314,000      60,210
#*  Brockman Mining, Ltd.                                   256,330       3,702
    Cafe de Coral Holdings, Ltd.                             30,000      79,365
*   Camsing International Holding, Ltd.                      40,000      28,692
    Century City International Holdings, Ltd.                43,340       4,261
*   Champion Technology Holdings, Ltd.                        4,429         564
    Chen Hsong Holdings                                      30,000       9,036
    Chevalier International Holdings, Ltd.                    4,000       6,594
*   China Energy Development Holdings, Ltd.                 162,000       2,041
*   China Ever Grand Financial Leasing Group Co., Ltd.      510,000       3,455
#   China Goldjoy Group, Ltd.                               636,000      56,731

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
*   China HKBridge Holdings, Ltd.                               82,000 $ 28,746
#*  China LNG Group, Ltd.                                      278,000   53,075
    China Motor Bus Co., Ltd.                                    1,600   20,554
*   China Soft Power Technology Holdings, Ltd.                  32,290      597
*   China Strategic Holdings, Ltd.                           1,321,250   15,515
*   China Touyun Tech Group, Ltd.                              430,000   14,871
#   Chinese Estates Holdings, Ltd.                              47,000   79,213
    Chong Hing Bank, Ltd.                                       21,000   45,506
    Chow Sang Sang Holdings International, Ltd.                 27,000   65,280
    Chuang's Consortium International, Ltd.                     56,000   13,827
    CITIC Telecom International Holdings, Ltd.                 207,000   62,303
    CK Life Sciences Intl Holdings, Inc.                       352,000   27,655
    CMBC Capital Holdings, Ltd.                                220,000   16,002
    CNQC International Holdings, Ltd.                           30,000   11,304
#*  Convoy Global Holdings, Ltd.                               516,000   11,016
#   Cowell e Holdings, Inc.                                     47,000   14,204
*   CP Lotus Corp.                                             290,000    5,197
#   Cross-Harbour Holdings, Ltd. (The)                          30,658   50,231
    CSI Properties, Ltd.                                       859,543   53,583
*   CST Group, Ltd.                                          2,064,000   11,068
    Dah Sing Banking Group, Ltd.                                38,528   91,012
    Dah Sing Financial Holdings, Ltd.                           15,406  103,871
    Dickson Concepts International, Ltd.                        14,500    5,461
*   eForce Holding, Ltd                                        696,000   18,400
    Emperor Capital Group, Ltd.                                270,000   22,350
    Emperor Entertainment Hotel, Ltd.                           40,000    9,256
    Emperor International Holdings, Ltd.                       140,333   49,462
    Emperor Watch & Jewellery, Ltd.                            210,000   10,359
#   Enerchina Holdings, Ltd.                                   156,600   13,386
#*  Esprit Holdings, Ltd.                                      189,750   76,351
#   Fairwood Holdings, Ltd.                                     10,500   43,651
    Far East Consortium International, Ltd.                    161,876   93,566
#   FIH Mobile, Ltd.                                           347,000  103,478
    First Pacific Co., Ltd.                                    166,000  118,395
    Fountain SET Holdings, Ltd.                                 28,000    3,937
*   Freeman FinTech Corp., Ltd.                                620,000   79,174
*   Future World Financial Holdings, Ltd.                        8,383      262
*   G-Resources Group, Ltd.                                  2,577,000   31,530
#*  GCL New Energy Holdings, Ltd.                              830,000   60,324
    Get Nice Financial Group, Ltd.                              16,275    4,234
    Get Nice Holdings, Ltd.                                    651,000   24,089
    Giordano International, Ltd.                               108,000   55,225
*   Global Brands Group Holding, Ltd.                          634,000   54,986
    Glorious Sun Enterprises, Ltd.                              72,000    8,389
#*  Gold-Finance Holdings, Ltd.                                 58,000   20,484
    Goodbaby International Holdings, Ltd.                      129,000   79,484
*   Grande Holdings, Ltd. (The)                                 28,000    5,065
    Great Eagle Holdings, Ltd.                                  13,225   69,439
#   Guotai Junan International Holdings, Ltd.                  254,400   92,336
#   Haitong International Securities Group, Ltd.               184,378  130,428
    Hanison Construction Holdings, Ltd.                         27,198    5,379
*   Hao Tian Development Group, Ltd.                           400,400   15,304
    Harbour Centre Development, Ltd.                            13,500   26,028

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    HKBN, Ltd.                                                  76,000 $ 95,652
    HKR International, Ltd.                                     74,533   49,050
    Hong Kong Aircraft Engineering Co., Ltd.                     4,400   27,229
    Hong Kong Ferry Holdings Co., Ltd.                          23,000   26,517
    Hong Kong International Construction Investment
      Management Group Co., Ltd.                                32,000    9,135
*   Hong Kong Television Network, Ltd.                          32,239   15,247
    Hongkong & Shanghai Hotels, Ltd. (The)                      54,000   83,013
#   Hongkong Chinese, Ltd.                                      90,000   15,736
    Hopewell Holdings, Ltd.                                     51,166  207,172
*   Hsin Chong Group Holdings, Ltd.                                  3       --
*   Huarong International Financial Holdings, Ltd.              33,000   11,311
    Hung Hing Printing Group, Ltd.                              29,815    6,474
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.      162,000   65,779
    IGG, Inc.                                                   92,000  102,047
*   Imagi International Holdings, Ltd.                          22,800    1,540
    IT, Ltd.                                                    54,000   24,986
    ITC Properties Group, Ltd.                                  30,000   10,494
    Johnson Electric Holdings, Ltd.                             29,375  119,865
    Kerry Logistics Network, Ltd.                               61,000   87,764
    Kowloon Development Co., Ltd.                               41,000   43,861
    L'Occitane International SA                                 32,250   59,665
    Lai Sun Development Co., Ltd.                               30,608   54,752
    Lai Sun Garment International, Ltd.                          9,000   16,031
    Landsea Green Properties Co., Ltd.                         180,000   23,428
    Lifestyle International Holdings, Ltd.                      55,000   82,901
    Lippo China Resources, Ltd.                                586,000   18,655
    Liu Chong Hing Investment, Ltd.                             18,000   30,847
    Luk Fook Holdings International, Ltd.                       30,000  107,117
    Lung Kee Bermuda Holdings                                   26,000   12,542
#*  Macau Legend Development, Ltd.                             293,000   46,296
    Magnificent Hotel Investment, Ltd.                         336,000    9,968
    Man Wah Holdings, Ltd.                                     127,200  135,295
#*  Mason Group Holdings, Ltd.                               2,129,598   34,501
*   Master Glory Group, Ltd.                                   660,000    8,858
    Microport Scientific Corp.                                  36,000   37,772
#*  Midland Holdings, Ltd.                                      60,000   19,128
*   Midland IC&I, Ltd.                                          30,000    1,499
    Ming Fai International Holdings, Ltd.                       44,000    6,867
    Miramar Hotel & Investment                                  20,000   42,728
    Modern Dental Group, Ltd.                                   43,000   14,335
*   Mongolian Mining Corp.                                     171,249    5,611
    NagaCorp, Ltd.                                             208,000  169,851
    Nameson Holdings, Ltd.                                      74,000   30,124
*   New Times Energy Corp., Ltd.                                52,200    1,366
*   Newocean Energy Holdings, Ltd.                             110,000   27,748
*   Next Digital, Ltd.                                          38,000    1,747
#   OP Financial Investments, Ltd.                             116,000   37,552
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.     115,000    8,814
    Orient Overseas International, Ltd.                         18,000  169,135
    Oriental Watch Holdings                                     14,000    3,578
*   Pacific Andes International Holdings, Ltd.                 126,000      441
*   Pacific Basin Shipping, Ltd.                               490,000  113,510

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
HONG KONG -- (Continued)
    Pacific Textiles Holdings, Ltd.                             64,000 $ 67,100
    Paliburg Holdings, Ltd.                                     26,000   11,434
#*  Paradise Entertainment, Ltd.                                40,000    4,455
    Pico Far East Holdings, Ltd.                                96,000   38,394
    Playmates Toys, Ltd.                                        60,000    9,653
    Polytec Asset Holdings, Ltd.                                30,000    2,388
    Public Financial Holdings, Ltd.                             24,000   10,631
*   PYI Corp., Ltd.                                            169,839    3,811
#*  Realord Group Holdings, Ltd.                                54,000   33,880
    Regal Hotels International Holdings, Ltd.                   29,000   20,752
#   Regina Miracle International Holdings, Ltd.                 27,000   24,327
    SA SA International Holdings, Ltd.                         123,274   53,504
    SEA Holdings, Ltd.                                          50,046  101,735
#   Shenwan Hongyuan HK, Ltd.                                   25,000    9,084
    Shun Ho Property Investments, Ltd.                           5,544    2,094
    Shun Tak Holdings, Ltd.                                    190,000   81,746
    Sing Tao News Corp., Ltd.                                   14,000    1,858
    Singamas Container Holdings, Ltd.                          132,000   26,616
    SITC International Holdings Co., Ltd.                      119,000  136,145
#   SmarTone Telecommunications Holdings, Ltd.                  34,000   39,581
*   SOCAM Development, Ltd.                                     28,127    7,274
#*  Solartech International Holdings, Ltd.                     160,000   13,650
*   Solomon Systech International, Ltd.                         58,000    2,628
    Soundwill Holdings, Ltd.                                     4,000    7,960
    Stella International Holdings, Ltd.                         55,000   79,670
#*  Summit Ascent Holdings, Ltd.                                92,000   10,352
    Sun Hung Kai & Co., Ltd.                                    50,464   32,879
    TAI Cheung Holdings, Ltd.                                   37,000   45,830
    Tao Heung Holdings, Ltd.                                    17,000    3,217
#   Television Broadcasts, Ltd.                                 32,000  114,174
#   Texwinca Holdings, Ltd.                                     78,000   42,668
    TK Group Holdings, Ltd.                                     30,000   22,200
*   Tom Group, Ltd.                                            176,000   49,128
#   Town Health International Medical Group, Ltd.              330,000   29,108
    Transport International Holdings, Ltd.                      22,800   71,093
*   Trinity, Ltd.                                               58,000    5,679
*   TSC Group Holdings, Ltd.                                    39,000    5,038
    Union Medical Healthcare, Ltd.                              46,000   20,882
#*  United Laboratories International Holdings, Ltd. (The)      59,000   51,561
    Upbest Group, Ltd.                                         148,000   19,973
    Value Partners Group, Ltd.                                  59,000   74,970
*   Victory City International Holdings, Ltd.                   36,937      864
    Vitasoy International Holdings, Ltd.                        62,000  158,528
    VPower Group International Holdings, Ltd.                   35,000   23,747
    VSTECS Holdings, Ltd.                                       89,600   47,633
    VTech Holdings, Ltd.                                        13,200  182,081
    Wai Kee Holdings, Ltd.                                      52,000   29,108
    Wang On Group, Ltd.                                        260,000    3,925
    Wing On Co. International, Ltd.                             14,000   52,200
    Wing Tai Properties, Ltd.                                    6,000    4,518
#*  Yat Sing Holdings, Ltd.                                     30,000   10,807
#   Yeebo International Holdings, Ltd.                          24,000    8,595
    YGM Trading, Ltd.                                            4,000    3,177

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Yugang International, Ltd.                               576,000 $   15,052
                                                                     ----------
TOTAL HONG KONG                                                       7,141,855
                                                                     ----------
IRELAND -- (0.3%)
    C&C Group P.L.C.                                          22,711     85,081
    Datalex P.L.C.                                               874      3,464
*   FBD Holdings P.L.C.(4330231)                               1,355     18,063
*   FBD Holdings P.L.C.(0329028)                               1,308     18,027
    Glanbia P.L.C.                                             9,570    163,671
    Irish Continental Group P.L.C.(BLP5857)                    6,582     46,673
    Irish Continental Group P.L.C.(BLP59W1)                    3,760     27,248
*   Kenmare Resources P.L.C.                                     255      1,022
    Kingspan Group P.L.C.(0492793)                             5,394    249,383
    Kingspan Group P.L.C.(4491235)                             1,360     62,722
    Smurfit Kappa Group P.L.C.                                 7,031    246,745
                                                                     ----------
TOTAL IRELAND                                                           922,099
                                                                     ----------
ISRAEL -- (0.9%)
*   ADO Group, Ltd.                                            1,623     32,351
*   Africa Israel Properties, Ltd.                             1,216     30,411
*   Airport City, Ltd.                                         6,659     85,698
*   Allot Communications, Ltd.                                 3,228     16,448
    Alony Hetz Properties & Investments, Ltd.                  1,433     15,045
    Alrov Properties and Lodgings, Ltd.                          487     20,077
    Amot Investments, Ltd.                                    10,843     64,803
    Ashtrom Properties, Ltd.                                   2,835     16,217
#*  AudioCodes, Ltd.                                           2,455     19,120
    Bayside Land Corp.                                            53     26,644
    Big Shopping Centers, Ltd.                                   347     23,487
    Blue Square Real Estate, Ltd.                                407     16,735
*   Brack Capital Properties NV                                  620     73,534
    Carasso Motors, Ltd.                                       2,404     20,104
*   Cellcom Israel, Ltd.                                       5,134     47,806
*   Clal Biotechnology Industries, Ltd.                        4,323      4,397
*   Clal Insurance Enterprises Holdings, Ltd.                  2,083     40,498
*   Compugen, Ltd.                                             3,299      9,849
    Danel Adir Yeoshua, Ltd.                                     240     14,163
    Delek Automotive Systems, Ltd.                             4,148     32,212
    Delta-Galil Industries, Ltd.                               1,324     46,839
    Direct Insurance Financial Investments, Ltd.                 901     11,783
    El Al Israel Airlines                                     28,107     11,584
    Electra Consumer Products 1970, Ltd.                         515      8,910
    Electra, Ltd.                                                177     47,257
*   Enlight Renewable Energy, Ltd.                            23,248     13,044
*   Equital, Ltd.                                                442     12,575
    First International Bank Of Israel, Ltd.                   3,594     81,085
    FMS Enterprises Migun, Ltd.                                  266     10,513
    Formula Systems 1985, Ltd.                                   809     35,005
    Fox Wizel, Ltd.                                              516     10,563
*   Gilat Satellite Networks, Ltd.                             2,140     17,750
*   Hadera Paper, Ltd.                                           146     10,325
    Harel Insurance Investments & Financial Services, Ltd.    10,397     85,879

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Hilan, Ltd.                                                1,395 $   32,439
    IDI Insurance Co., Ltd.                                      657     47,488
*   Industrial Buildings Corp.                                12,778     20,547
    Inrom Construction Industries, Ltd.                        3,693     18,280
*   Intec Pharma, Ltd.                                         2,435     15,131
*   Israel Discount Bank, Ltd. Class A                        14,391     43,049
*   Jerusalem Oil Exploration                                    820     50,830
*   Kamada, Ltd.                                               1,265      7,021
*   Kenon Holdings, Ltd.                                       1,743     52,072
    Kerur Holdings, Ltd.                                         357     11,159
    Magic Software Enterprises, Ltd.                           2,800     25,174
    Matrix IT, Ltd.                                            3,427     40,668
    Maytronics, Ltd.                                           2,871     15,850
*   Mazor Robotics, Ltd.                                       1,564     51,393
*   Mazor Robotics, Ltd. Sponsored ADR                           900     59,139
    Mediterranean Towers, Ltd.                                10,111     23,165
    Mega Or Holdings, Ltd.                                     1,091     17,099
    Melisron, Ltd.                                             1,608     71,892
    Menora Mivtachim Holdings, Ltd.                            3,053     44,324
    Migdal Insurance & Financial Holding, Ltd.                34,652     41,583
    Naphtha Israel Petroleum Corp., Ltd.                       4,099     27,614
    Neto ME Holdings, Ltd.                                        95      8,711
*   Nova Measuring Instruments, Ltd.                           2,529     68,789
    Oil Refineries, Ltd.                                     131,860     62,452
*   Partner Communications Co., Ltd.                           7,236     40,979
    Paz Oil Co., Ltd.                                            483     83,201
*   Phoenix Holdings, Ltd. (The)                               4,361     27,360
    Plasson Industries, Ltd.                                     283     15,945
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.         415     24,327
    Scope Metals Group, Ltd.                                     432     13,305
    Shapir Engineering and Industry, Ltd.                      6,358     25,994
    Shikun & Binui, Ltd.                                      22,660     55,363
    Shufersal, Ltd.                                            9,016     64,907
*   SodaStream International, Ltd.                                84      6,598
    Strauss Group, Ltd.                                        2,777     62,601
    Summit Real Estate Holdings, Ltd.                          1,890     17,740
*   Tower Semiconductor, Ltd.                                  3,228    112,517
                                                                     ----------
TOTAL ISRAEL                                                          2,419,417
                                                                     ----------
ITALY -- (4.2%)
    A2A SpA                                                  138,559    266,280
    ACEA SpA                                                   5,177     99,936
    Amplifon SpA                                               9,533    169,524
    Anima Holding SpA                                         22,298    187,083
*   Ansaldo STS SpA                                           10,015    151,656
*   Arnoldo Mondadori Editore SpA                             16,088     44,932
    Ascopiave SpA                                             10,073     44,393
#   Astaldi SpA                                                5,928     20,248
    Autogrill SpA                                             13,630    189,791
    Azimut Holding SpA                                         9,557    217,655
#*  Banca Carige SpA                                          13,880        148
    Banca Generali SpA                                         5,705    213,693

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
ITALY -- (Continued)
    Banca IFIS SpA                                               2,374 $112,964
    Banca Mediolanum SpA                                        22,003  215,862
    Banca Popolare di Sondrio SCPA                              43,376  175,209
#   Banca Profilo SpA                                           12,870    4,072
    Banca Sistema SpA                                            3,568   10,416
#*  Banco BPM SpA                                              139,820  532,210
    Banco di Desio e della Brianza SpA                           5,000   14,413
    BasicNet SpA                                                 3,790   17,632
    Biesse SpA                                                   1,304   73,286
#   BPER Banca                                                  77,375  451,586
    Brembo SpA                                                  11,725  189,363
    Brunello Cucinelli SpA                                       3,349  112,273
    Buzzi Unicem SpA                                             6,932  203,532
    Cairo Communication SpA                                     12,430   57,430
*   Caltagirone Editore SpA                                      3,000    5,253
*   Carraro SpA                                                  2,536   13,132
#   Cembre SpA                                                     355   10,331
    Cementir Holding SpA                                         7,083   66,489
    Cerved Information Solutions SpA                            18,269  257,644
    CIR-Compagnie Industriali Riunite SpA                       53,770   77,992
    Credito Emiliano SpA                                         9,212   89,056
#*  Credito Valtellinese SpA                                     1,444   19,255
    Danieli & C Officine Meccaniche SpA                          1,716   49,033
#   Datalogic SpA                                                1,800   71,724
    De' Longhi SpA                                               5,135  172,748
    DeA Capital SpA                                             11,197   20,370
    DiaSorin SpA                                                 1,629  157,588
    Ei Towers SpA                                                1,896  115,855
    El.En. SpA                                                     866   31,817
    Enav SpA                                                    17,809   93,207
    ERG SpA                                                      7,232  149,875
#   Esprinet SpA                                                 2,060   11,305
    Falck Renewables SpA                                        15,017   37,708
    Fila SpA                                                     1,322   33,661
*   Fincantieri SpA                                             73,654  131,703
    FinecoBank Banca Fineco SpA                                 27,784  345,442
*   GEDI Gruppo Editoriale SpA                                   7,849    6,220
#   Geox SpA                                                     8,460   28,859
    Gruppo MutuiOnline SpA                                       2,306   44,680
    Hera SpA                                                    73,921  270,177
*   IMMSI SpA                                                    8,658    8,088
    Industria Macchine Automatiche SpA                           1,214  106,234
    Infrastrutture Wireless Italiane SpA                        21,569  155,878
#*  Intek Group SpA                                             17,854    6,754
    Interpump Group SpA                                          6,610  238,304
    Iren SpA                                                    67,680  218,996
    Italgas SpA                                                 42,309  261,412
    Italmobiliare SpA                                            1,450   44,291
    IVS Group SA                                                   649   10,629
#*  Juventus Football Club SpA                                  35,222   35,690
    La Doria SpA                                                 1,865   35,587
#   Maire Tecnimont SpA                                         13,460   70,145
    MARR SpA                                                     3,575   98,888

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Massimo Zanetti Beverage Group SpA                        1,475 $    13,974
#*  Mediaset SpA                                             57,273     227,964
    Moncler SpA                                               8,821     290,698
#   Nice SpA                                                  3,992      17,825
*   Openjobmetis SpA agenzia per il lavoro                      845      14,169
    OVS SpA                                                  16,480     122,071
    Parmalat SpA                                              9,069      35,209
    Piaggio & C SpA                                          17,026      51,445
    Prima Industrie SpA                                         444      20,457
    Prysmian SpA                                              5,754     202,417
    RAI Way SpA                                               5,884      36,142
    Reno de Medici SpA                                       14,504      11,628
    Reply SpA                                                 1,920     124,727
#*  Retelit SpA                                              11,003      24,743
*   Rizzoli Corriere Della Sera Mediagroup SpA               10,634      15,798
    Sabaf SpA                                                 1,277      31,293
    SAES Getters SpA                                            616      19,651
#*  Safilo Group SpA                                          2,996      17,686
*   Saipem SpA                                               60,060     281,766
    Salini Impregilo SpA                                     21,276      85,656
#   Salvatore Ferragamo SpA                                   3,890     109,579
    Saras SpA                                                48,346     105,615
    Sesa SpA                                                    455      15,145
*   Snaitech SpA                                             12,340      23,791
    Societa Cattolica di Assicurazioni SC                    18,931     235,531
    Societa Iniziative Autostradali e Servizi SpA             7,043     132,630
*   Sogefi SpA                                                3,015      15,068
    SOL SpA                                                   2,651      33,919
    Tamburi Investment Partners SpA                          10,905      83,416
    Technogym SpA                                             7,877      86,274
#*  Tiscali SpA                                             110,959       5,039
#   Tod's SpA                                                 1,433     107,981
#*  Trevi Finanziaria Industriale SpA                         6,018       3,358
#   Unione di Banche Italiane SpA                           103,294     535,407
    Unipol Gruppo SpA                                        44,425     245,065
    UnipolSai Assicurazioni SpA                              88,678     229,274
    Vittoria Assicurazioni SpA                                4,244      68,647
#*  Yoox Net-A-Porter Group SpA                               5,096     239,358
    Zignago Vetro SpA                                         2,192      22,124
                                                                    -----------
TOTAL ITALY                                                          11,320,147
                                                                    -----------
JAPAN -- (22.7%)
    77 Bank, Ltd. (The)                                       6,400     167,973
    A&D Co., Ltd.                                             3,000      22,005
    Abist Co., Ltd.                                             500      23,264
*   Access Co., Ltd.                                          4,800      49,639
    Achilles Corp.                                            2,500      53,181
    Adastria Co., Ltd.                                        2,040      43,586
    ADEKA Corp.                                               7,700     136,722
    Advan Co., Ltd.                                           1,600      15,874
    Aeon Delight Co., Ltd.                                    1,100      40,220
    Aeon Fantasy Co., Ltd.                                      800      40,271

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Aeria, Inc.                                                    400 $  7,519
    Agro-Kanesho Co., Ltd.                                         900   19,180
    Ahresty Corp.                                                2,700   22,887
    Ai Holdings Corp.                                            3,200   85,621
    Aica Kogyo Co., Ltd.                                         2,400   93,018
    Aichi Bank, Ltd. (The)                                         800   40,906
    Aichi Corp.                                                  2,400   17,658
    Aichi Steel Corp.                                            1,500   61,732
    Aichi Tokei Denki Co., Ltd.                                    300   12,257
    Aida Engineering, Ltd.                                       4,000   56,422
    Ain Holdings, Inc.                                           1,400   85,705
    Aiphone Co., Ltd.                                            1,100   20,103
    Airport Facilities Co., Ltd.                                 3,500   21,330
    Aisan Industry Co., Ltd.                                     4,170   50,337
    AIT Corp.                                                    1,800   20,742
#   Aizawa Securities Co., Ltd.                                  5,200   36,275
    Ajis Co., Ltd.                                                 800   22,581
#*  Akebono Brake Industry Co., Ltd.                            14,000   41,280
    Akita Bank, Ltd. (The)                                       2,400   67,973
    Albis Co., Ltd.                                                800   27,118
#   Alconix Corp.                                                1,600   36,972
    Alinco, Inc.                                                 2,200   25,699
    Alpen Co., Ltd.                                              2,000   46,294
    Alpha Corp.                                                    500   10,052
    Alpha Systems, Inc.                                          1,300   30,121
    Alpine Electronics, Inc.                                     3,800   86,203
    Alps Logistics Co., Ltd.                                     2,000   18,165
    Altech Corp.                                                 1,000   20,293
    Amano Corp.                                                  4,200  114,146
    Amiyaki Tei Co., Ltd.                                          300   14,488
    Amuse, Inc.                                                  1,000   30,856
    Anest Iwata Corp.                                            3,000   35,074
    Anicom Holdings, Inc.                                        1,500   46,549
    Anritsu Corp.                                                8,900  114,602
    AOI Electronic Co., Ltd.                                       500   26,217
    AOKI Holdings, Inc.                                          3,200   48,529
    Aomori Bank, Ltd. (The)                                      2,600   85,932
    Aoyama Trading Co., Ltd.                                     4,900  192,963
    Aoyama Zaisan Networks Co., Ltd.                             1,600   24,601
    Arakawa Chemical Industries, Ltd.                            1,800   36,909
    Arata Corp.                                                    900   46,620
    Arcland Sakamoto Co., Ltd.                                   3,000   51,759
    Arcland Service Holdings Co., Ltd.                           2,000   45,334
    Arcs Co., Ltd.                                               3,600   83,626
#   Ardepro Co., Ltd.                                           14,300   11,060
    Arealink Co., Ltd.                                           1,400   30,799
    Argo Graphics, Inc.                                          1,100   37,506
    Ariake Japan Co., Ltd.                                         600   52,144
    Arisawa Manufacturing Co., Ltd.                              5,100   54,045
    Artnature, Inc.                                              1,000    7,134
    As One Corp.                                                   990   63,818
    Asahi Co., Ltd.                                              2,700   34,527
    Asahi Diamond Industrial Co., Ltd.                           4,500   55,589

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Asahi Holdings, Inc.                                   2,900 $ 57,576
    Asahi Kogyosha Co., Ltd.                                 600   18,468
    Asahi Printing Co., Ltd.                               1,100   14,030
    Asahi Yukizai Corp.                                    2,300   42,949
    Asanuma Corp.                                          8,000   28,629
    Ashimori Industry Co., Ltd.                              300    7,944
    Asia Pile Holdings Corp.                               2,200   14,363
    ASKA Pharmaceutical Co., Ltd.                          2,000   38,766
#   ASKUL Corp.                                            1,900   63,518
#   Asukanet Co., Ltd.                                       600    8,874
    Asunaro Aoki Construction Co., Ltd.                    1,800   16,403
    Ateam, Inc.                                            1,400   35,217
    Atom Corp.                                             9,000   79,187
    Atsugi Co., Ltd.                                       1,500   17,197
    Autobacs Seven Co., Ltd.                               7,200  144,142
    Avex, Inc.                                             4,300   64,232
    Awa Bank, Ltd. (The)                                  19,000  121,155
    Axial Retailing, Inc.                                  1,200   49,175
    Bando Chemical Industries, Ltd.                        5,100   60,496
    Bank of Iwate, Ltd. (The)                              2,000   81,839
#   Bank of Nagoya, Ltd. (The)                             1,400   53,972
    Bank of Okinawa, Ltd. (The)                            2,160   87,174
    Bank of Saga, Ltd. (The)                               1,600   37,291
    Bank of the Ryukyus, Ltd.                              3,600   56,192
#   Baroque Japan, Ltd.                                    1,700   15,574
    BayCurrent Consulting, Inc.                              700   22,202
    Belc Co., Ltd.                                         1,000   57,645
    Bell System24 Holdings, Inc.                           2,400   34,623
    Belluna Co., Ltd.                                      6,900   84,942
    Benefit One, Inc.                                      2,700   68,222
#   Bic Camera, Inc.                                       6,400   98,744
    Biofermin Pharmaceutical Co., Ltd.                       400   10,728
    BML, Inc.                                              2,000   53,944
#   Bookoff Corp.                                          1,000    7,629
    Bourbon Corp.                                          1,100   32,706
    BP Castrol K.K.                                        1,300   24,609
    Broadleaf Co., Ltd.                                    2,800   28,731
#   BRONCO BILLY Co., Ltd.                                 1,100   35,341
    Bunka Shutter Co., Ltd.                                6,984   64,499
    C Uyemura & Co., Ltd.                                    400   31,497
    CAC Holdings Corp.                                     1,700   16,685
    Can Do Co., Ltd.                                       1,000   16,130
    Canon Electronics, Inc.                                1,500   39,077
    Capcom Co., Ltd.                                       2,200   84,159
#   Carlit Holdings Co., Ltd.                              2,600   30,425
    Cawachi, Ltd.                                          1,800   43,846
    Central Automotive Products, Ltd.                      1,600   25,667
    Central Glass Co., Ltd.                                3,400   76,100
    Central Security Patrols Co., Ltd.                       900   21,798
    Central Sports Co., Ltd.                                 400   15,199
    Chiba Kogyo Bank, Ltd. (The)                           7,400   36,546
#   Chilled & Frozen Logistics Holdings Co., Ltd.          1,100   16,269
    Chiyoda Co., Ltd.                                      1,700   42,186

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Chiyoda Corp.                                         14,500 $137,930
    Chiyoda Integre Co., Ltd.                              1,900   45,537
#   Chofu Seisakusho Co., Ltd.                             2,800   65,423
    Chori Co., Ltd.                                        1,400   25,202
    Chubu Shiryo Co., Ltd.                                 3,200   68,978
    Chudenko Corp.                                         2,900   84,158
    Chuetsu Pulp & Paper Co., Ltd.                           800   14,714
#*  Chugai Mining Co., Ltd.                                5,000    1,236
    Chugai Ro Co., Ltd.                                      700   17,405
    Chugoku Marine Paints, Ltd.                            7,800   68,020
    Chukyo Bank, Ltd. (The)                                1,800   38,304
    Chuo Spring Co., Ltd.                                    500   16,972
    CI Takiron Corp.                                       8,000   57,654
    Ci:z Holdings Co., Ltd.                                  900   48,004
    Citizen Watch Co., Ltd.                               17,800  136,764
    CKD Corp.                                              4,700  127,600
    Clarion Co., Ltd.                                     12,000   44,116
    Cleanup Corp.                                          2,000   15,957
    CMIC Holdings Co., Ltd.                                  600   11,484
    CMK Corp.                                              3,900   38,332
    Coco's Japan Co., Ltd.                                   600   12,449
    Cocokara fine, Inc.                                    2,379  142,496
#   COLOPL, Inc.                                           5,000   43,781
    Colowide Co., Ltd.                                     3,700   74,418
    Computer Engineering & Consulting, Ltd.                1,500   43,863
    Comture Corp.                                            900   29,519
    CONEXIO Corp.                                          1,300   28,894
    Corona Corp.                                           1,300   16,449
    Cosel Co., Ltd.                                        1,600   27,070
    Cosmo Energy Holdings Co., Ltd.                        3,200  125,989
    Cota Co., Ltd.                                         1,100   18,157
#   Create Restaurants Holdings, Inc.                      4,500   49,895
    Create SD Holdings Co., Ltd.                           2,400   58,405
#   Creek & River Co., Ltd.                                1,700   17,050
    Cresco, Ltd.                                             500   20,026
#   CROOZ, Inc.                                              600   14,660
    CTI Engineering Co., Ltd.                              1,400   15,542
#   CTS Co., Ltd.                                          3,200   25,827
#*  Cyberstep, Inc.                                          300   10,662
    D.A. Consortium Holdings, Inc.                         2,600   57,288
    Dai Nippon Toryo Co., Ltd.                             2,200   35,155
    Dai-Dan Co., Ltd.                                      1,500   36,895
    Dai-ichi Seiko Co., Ltd.                               1,400   39,501
    Daibiru Corp.                                          4,100   51,843
    Daido Kogyo Co., Ltd.                                    900   15,182
    Daido Metal Co., Ltd.                                  5,500   57,626
    Daihatsu Diesel Manufacturing Co., Ltd.                2,400   17,870
    Daihen Corp.                                          11,000  105,082
    Daiho Corp.                                           12,000   62,900
    Daiichi Jitsugyo Co., Ltd.                               800   24,381
    Daiichi Kensetsu Corp.                                 1,100   18,369
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                 2,500   33,792
    Daiken Corp.                                           1,400   36,750

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Daiken Medical Co., Ltd.                               2,800 $ 20,324
    Daiki Aluminium Industry Co., Ltd.                     3,000   24,583
#   Daikoku Denki Co., Ltd.                                  900   14,662
    Daikokutenbussan Co., Ltd.                               500   23,264
    Daikyo, Inc.                                           2,700   57,234
    Daikyonishikawa Corp.                                  2,400   39,208
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                 1,600   78,631
#   Daio Paper Corp.                                       6,900   94,404
    Daisan Bank, Ltd. (The)                                2,000   31,525
    Daiseki Co., Ltd.                                      2,130   63,932
    Daishi Bank, Ltd. (The)                                2,900  137,657
    Daito Bank, Ltd. (The)                                 1,000   14,464
    Daito Pharmaceutical Co., Ltd.                         1,450   48,685
    Daitron Co., Ltd.                                        800   17,507
    Daiwa Industries, Ltd.                                 3,000   36,012
    Daiwabo Holdings Co., Ltd.                             1,600   71,326
    DCM Holdings Co., Ltd.                                 8,800   87,207
    DD Holdings Co., Ltd.                                    300   11,264
    Denki Kogyo Co., Ltd.                                  1,600   45,426
    Denyo Co., Ltd.                                        2,000   33,734
    Descente, Ltd.                                         3,300   60,151
    Dexerials Corp.                                        5,800   80,894
    Digital Arts, Inc.                                     1,000   37,206
    Digital Information Technologies Corp.                   400   12,655
    Dip Corp.                                              1,700   54,275
    DKS Co., Ltd.                                          6,000   49,045
    DMG Mori Co., Ltd.                                     4,400  100,752
    Doshisha Co., Ltd.                                     3,500   82,266
    Doutor Nichires Holdings Co., Ltd.                     3,112   73,929
    Dowa Holdings Co., Ltd.                                1,500   62,522
*   Drecom Co., Ltd.                                       1,200   13,830
    DTS Corp.                                              2,500   91,472
    Duskin Co., Ltd.                                       3,600   93,531
    DyDo Group Holdings, Inc.                                900   51,504
    E-Guardian, Inc.                                       1,100   27,679
    Eagle Industry Co., Ltd.                               2,000   39,713
#   Earth Chemical Co., Ltd.                                 900   47,003
#   EDION Corp.                                            6,100   78,030
    EF-ON, Inc.                                              900   10,892
    eGuarantee, Inc.                                         800   28,734
    Ehime Bank, Ltd. (The)                                 3,800   47,890
    Eidai Co., Ltd.                                        3,000   15,870
    Eighteenth Bank, Ltd. (The)                           16,000   43,709
    Eiken Chemical Co., Ltd.                               1,500   66,553
    Eizo Corp.                                             1,500   70,652
    Elecom Co., Ltd.                                       1,100   26,273
    Elematec Corp.                                           900   22,035
    EM Systems Co., Ltd.                                   1,000   22,317
    en-japan, Inc.                                         1,600   85,698
    Endo Lighting Corp.                                    1,700   21,260
#*  Eneres Co., Ltd.                                       2,000   11,322
#*  Enigmo, Inc.                                           1,300   14,681
    Enplas Corp.                                           1,300   49,017

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    EPS Holdings, Inc.                                     2,800 $ 68,056
#   eRex Co., Ltd.                                         3,900   38,587
#   ES-Con Japan, Ltd.                                     3,600   24,080
#   Escrow Agent Japan Co., Ltd.                           3,500   16,060
    ESPEC Corp.                                            2,000   56,206
#   Evolable Asia Corp.                                      900   19,912
    Exedy Corp.                                            2,600   91,272
    F-Tech, Inc.                                           1,600   24,466
    F@N Communications, Inc.                               6,200   50,323
    Falco Holdings Co., Ltd.                               1,400   22,614
    FCC Co., Ltd.                                          3,800  102,190
#*  FDK Corp.                                             11,000   25,590
    Feed One Co., Ltd.                                     6,200   14,570
    Ferrotec Holdings Corp.                                3,700   97,078
#*  FFRI, Inc.                                               400   15,337
    FIDEA Holdings Co., Ltd.                              30,500   56,112
    Fields Corp.                                           1,100   12,169
    Financial Products Group Co., Ltd.                     5,100   77,951
    FINDEX, Inc.                                             700    5,155
#   Fixstars Corp.                                           600   35,333
    FJ Next Co., Ltd.                                      1,300   11,444
    Foster Electric Co., Ltd.                              2,700   79,968
    FP Corp.                                               1,500   79,247
    France Bed Holdings Co., Ltd.                          1,600   15,277
#*  FreakOut Holdings, Inc.                                  500   12,722
#   Freund Corp.                                           1,700   18,471
#   Fudo Tetra Corp.                                      19,300   32,957
    Fuji Co., Ltd.                                         2,600   54,929
    Fuji Corp., Ltd.                                       3,000   23,672
    Fuji Kosan Co., Ltd.                                     600    3,670
#   Fuji Kyuko Co., Ltd.                                   2,000   59,285
    Fuji Machine Manufacturing Co., Ltd.                   3,400   71,941
    Fuji Oil Co., Ltd.                                     8,300   43,382
    Fuji Oil Holdings, Inc.                                3,500  106,801
    Fuji Pharma Co., Ltd.                                  1,000   37,629
    Fuji Seal International, Inc.                          2,400   83,490
    Fuji Soft, Inc.                                        2,200   75,755
    Fujibo Holdings, Inc.                                  1,500   55,855
    Fujicco Co., Ltd.                                      2,200   47,297
    Fujikura Kasei Co., Ltd.                               2,000   12,814
    Fujikura Rubber, Ltd.                                  1,100    9,245
    Fujikura, Ltd.                                        20,800  204,506
    Fujimi, Inc.                                           1,400   33,535
    Fujimori Kogyo Co., Ltd.                               1,600   57,522
    Fujio Food System Co., Ltd.                              900   16,741
#   Fujita Kanko, Inc.                                       800   25,206
    Fujitec Co., Ltd.                                      4,300   59,338
    Fujitsu Frontech, Ltd.                                 1,400   23,914
    Fujitsu General, Ltd.                                  2,000   39,589
    Fujiya Co., Ltd.                                       1,100   25,717
    Fukuda Corp.                                             600   36,112
    Fukui Bank, Ltd. (The)                                 2,600   63,341
    Fukui Computer Holdings, Inc.                            900   25,499

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Fukushima Bank, Ltd. (The)                             4,200 $ 33,988
    Fukushima Industries Corp.                             1,200   54,006
    Fukuyama Transporting Co., Ltd.                        3,000  115,848
    FULLCAST Holdings Co., Ltd.                            2,000   47,228
#   Fumakilla, Ltd.                                          999   22,342
#   Funai Electric Co., Ltd.                               1,900   14,455
    Funai Soken Holdings, Inc.                             3,060   72,764
#   Furukawa Battery Co., Ltd. (The)                       2,400   24,724
    Furukawa Co., Ltd.                                     3,300   75,185
    Furuno Electric Co., Ltd.                              3,500   26,378
    Furusato Industries, Ltd.                              1,000   16,862
    Furyu Corp.                                              300    3,069
#   Fuso Chemical Co., Ltd.                                2,000   57,596
    Fuso Pharmaceutical Industries, Ltd.                     500   13,001
    Futaba Corp.                                           4,200   93,641
    Futaba Industrial Co., Ltd.                            8,700   83,543
    Future Corp.                                           1,900   20,570
    Fuyo General Lease Co., Ltd.                           1,600  117,682
    G-Tekt Corp.                                           2,400   48,994
    Gakken Holdings Co., Ltd.                                300   17,187
    GCA Corp.                                              3,700   38,716
    Gecoss Corp.                                           2,000   22,805
    Genki Sushi Co., Ltd.                                    800   24,605
#*  Genky DrugStores Co., Ltd.                             1,000   33,898
    Geo Holdings Corp.                                     3,000   61,087
    Geostr Corp.                                           1,300    9,485
    Giken, Ltd.                                            1,300   36,410
    GL Sciences, Inc.                                        600   12,022
    GLOBERIDE, Inc.                                        1,000   23,670
    Glory, Ltd.                                            1,700   66,605
#   GMO Financial Holdings, Inc.                           1,800   11,765
    GMO internet, Inc.                                     4,200   76,948
    Godo Steel, Ltd.                                       1,600   32,920
    Goldcrest Co., Ltd.                                    2,590   57,430
#   Goldwin, Inc.                                            200   20,662
    Gree, Inc.                                            10,400   67,638
    GS Yuasa Corp.                                        26,000  140,123
    Gun-Ei Chemical Industry Co., Ltd.                       700   25,357
*   Gunosy, Inc.                                           1,100   29,988
    Gunze, Ltd.                                            1,900  118,010
#   Gurunavi, Inc.                                         2,500   31,271
    H-One Co., Ltd.                                        2,200   31,897
    H2O Retailing Corp.                                    4,300   87,212
    HABA Laboratories, Inc.                                  400   21,317
    Hagihara Industries, Inc.                              1,400   26,014
    Hagiwara Electric Co., Ltd.                            1,000   34,107
    Hakuto Co., Ltd.                                       1,400   25,217
    Halows Co., Ltd.                                       1,100   25,607
    Hamakyorex Co., Ltd.                                   2,200   76,059
    Handsman Co., Ltd.                                       800   11,619
    Hanwa Co., Ltd.                                        3,600  175,635
    Happinet Corp.                                         1,800   33,028
    Hazama Ando Corp.                                      9,810   80,715

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Hearts United Group Co., Ltd.                                1,200 $ 20,797
    Heiwa Corp.                                                  5,000  100,213
    Heiwa Real Estate Co., Ltd.                                  3,600   70,991
    Heiwado Co., Ltd.                                            2,500   54,751
    Helios Techno Holdings Co., Ltd.                             2,400   25,073
    HI-LEX Corp.                                                 2,500   64,061
    Hibiya Engineering, Ltd.                                     2,400   49,875
    Hiday Hidaka Corp.                                           2,116   67,078
    Hioki EE Corp.                                               1,400   45,268
    Hirakawa Hewtech Corp.                                       1,200   15,322
#   Hiramatsu, Inc.                                              2,300   12,261
    Hirano Tecseed Co., Ltd.                                     1,700   48,282
#   Hirata Corp.                                                   700   77,335
    Hiroshima Gas Co., Ltd.                                      6,100   21,023
    HIS Co., Ltd.                                                1,000   36,226
    Hisaka Works, Ltd.                                           2,000   20,867
    Hitachi Kokusai Electric, Inc.                               2,000   57,100
    Hitachi Zosen Corp.                                         16,500   89,635
#   Hito Communications, Inc.                                    1,000   20,050
    Hochiki Corp.                                                1,700   37,835
#   Hodogaya Chemical Co., Ltd.                                    800   44,014
    Hogy Medical Co., Ltd.                                       1,100   83,427
    Hokkaido Coca-Cola Bottling Co., Ltd.                        3,000   20,755
    Hokkaido Electric Power Co., Inc.                           15,700  102,404
    Hokkaido Gas Co., Ltd.                                       4,000   10,921
    Hokkan Holdings, Ltd.                                        6,000   23,517
    Hokko Chemical Industry Co., Ltd.                            3,300   24,119
    Hokkoku Bank, Ltd. (The)                                     2,200   93,027
    Hokuetsu Bank, Ltd. (The)                                    2,200   50,617
    Hokuetsu Industries Co., Ltd.                                  800    8,816
    Hokuetsu Kishu Paper Co., Ltd.                              11,800   77,538
    Hokuhoku Financial Group, Inc.                               7,400  111,300
    Hokuriku Electric Industry Co., Ltd.                           400    6,943
#   Hokuriku Electric Power Co.                                 15,100  123,568
    Hokuriku Electrical Construction Co., Ltd.                   1,500   15,401
    Hokuto Corp.                                                 2,800   51,772
    Honda Tsushin Kogyo Co., Ltd.                                1,400   16,769
    Honeys Holdings Co., Ltd.                                    2,670   27,704
#   Hoosiers Holdings                                            3,500   24,991
    Hosiden Corp.                                                7,500  124,787
    Hosokawa Micron Corp.                                          600   43,776
    Hotland Co., Ltd.                                            1,300   16,740
#   Howa Machinery, Ltd.                                           500    6,976
    Hyakugo Bank, Ltd. (The)                                    23,900  120,840
    Hyakujushi Bank, Ltd. (The)                                 22,000   77,465
    I-Net Corp.                                                  1,600   24,515
    Ibiden Co., Ltd.                                            10,900  169,913
    IBJ Leasing Co., Ltd.                                        2,200   57,849
    Ichibanya Co., Ltd.                                          1,100   45,207
    Ichigo, Inc.                                                22,300   92,534
    Ichikoh Industries, Ltd.                                     4,000   37,555
    Ichinen Holdings Co., Ltd.                                   2,000   32,580
    Ichiyoshi Securities Co., Ltd.                               4,100   53,097

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Icom, Inc.                                                   1,500 $ 35,596
    Idec Corp.                                                   1,600   46,829
    IDOM, Inc.                                                   8,500   59,447
    Ihara Science Corp.                                          1,200   27,583
    Iino Kaiun Kaisha, Ltd.                                     10,400   59,316
    IJT Technology Holdings Co., Ltd.                            2,100   20,344
    Imagica Robot Holdings, Inc.                                   900   10,761
    Imasen Electric Industrial                                   1,801   21,639
#   Imuraya Group Co., Ltd.                                        800   34,557
    Inaba Denki Sangyo Co., Ltd.                                 2,300  108,530
    Inaba Seisakusho Co., Ltd.                                     200    2,513
    Inabata & Co., Ltd.                                          4,000   60,799
    Inageya Co., Ltd.                                            3,100   52,172
    Ines Corp.                                                   3,600   37,927
    Infocom Corp.                                                  900   20,007
#   Infomart Corp.                                               7,800   55,231
    Information Services International-Dentsu, Ltd.              1,800   44,991
#   Innotech Corp.                                               2,400   23,521
    Intage Holdings, Inc.                                        3,800   48,601
    Internet Initiative Japan, Inc.                              3,100   67,470
    Inui Global Logistics Co., Ltd.                                525    3,934
    Investors Cloud Co., Ltd.                                    1,500   23,357
    Iriso Electronics Co., Ltd.                                  1,800  114,225
    Iseki & Co., Ltd.                                            2,200   57,290
*   Ishihara Sangyo Kaisha, Ltd.                                 4,400   83,424
    Istyle, Inc.                                                 4,200   42,416
    Itfor, Inc.                                                  1,500   12,141
    Itochu Enex Co., Ltd.                                        4,000   37,471
    Itochu-Shokuhin Co., Ltd.                                      600   35,922
    Itoki Corp.                                                  4,500   31,636
*   Itokuro, Inc.                                                  300   19,511
    IwaiCosmo Holdings, Inc.                                     2,900   40,315
    Iwasaki Electric Co., Ltd.                                     400    6,122
    Iwatani Corp.                                                3,200  110,716
    Iwatsu Electric Co., Ltd.                                      300    2,320
    Iwatsuka Confectionery Co., Ltd.                               500   24,850
#   J Trust Co., Ltd.                                            5,700   39,317
    J-Oil Mills, Inc.                                            1,100   39,546
    JAC Recruitment Co., Ltd.                                    1,600   33,683
    Jaccs Co., Ltd.                                              3,200   82,536
    Jafco Co., Ltd.                                              3,000  170,738
    Jalux, Inc.                                                    800   22,173
#   Jamco Corp.                                                  1,500   38,388
    Janome Sewing Machine Co., Ltd.                              2,299   17,441
#*  Japan Asset Marketing Co., Ltd.                             22,400   27,313
    Japan Aviation Electronics Industry, Ltd.                    5,000   84,055
    Japan Best Rescue System Co., Ltd.                           1,200   10,112
    Japan Cash Machine Co., Ltd.                                 2,100   22,792
#*  Japan Display, Inc.                                         34,800   75,727
*   Japan Drilling Co., Ltd.                                       600   17,626
    Japan Investment Adviser Co., Ltd.                           1,100   37,698
    Japan Lifeline Co., Ltd.                                     2,800   70,965
    Japan Material Co., Ltd.                                     2,200   86,528

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Japan Meat Co., Ltd.                                         1,500 $ 25,822
#   Japan Medical Dynamic Marketing, Inc.                          770    6,430
    Japan Petroleum Exploration Co., Ltd.                        2,800   77,433
#   Japan Property Management Center Co., Ltd.                     900   14,495
    Japan Pulp & Paper Co., Ltd.                                   900   35,023
    Japan Securities Finance Co., Ltd.                          13,500   80,886
    Japan Steel Works, Ltd. (The)                                5,600  175,622
    Japan Transcity Corp.                                        3,000   13,070
    Japan Wool Textile Co., Ltd. (The)                           6,000   64,748
    Jastec Co., Ltd.                                               300    3,614
#   JBCC Holdings, Inc.                                          2,000   21,906
    JCU Corp.                                                      900   43,345
    Jeol, Ltd.                                                   9,000   54,169
#*  JIG-SAW, Inc.                                                  300   15,208
    Jimoto Holdings, Inc.                                       21,100   36,661
    JINS, Inc.                                                   1,100   50,333
    JK Holdings Co., Ltd.                                        2,500   21,328
    Joshin Denki Co., Ltd.                                       2,500   80,990
    Joyful Honda Co., Ltd.                                       1,700   56,727
    JP-Holdings, Inc.                                            2,900    8,594
    JSP Corp.                                                    1,300   43,378
    Juki Corp.                                                   2,200   41,964
    Juroku Bank, Ltd. (The)                                      3,000   87,516
    Justsystems Corp.                                            2,300   44,544
    JVC Kenwood Corp.                                           21,470   83,206
    K&O Energy Group, Inc.                                       2,300   37,340
    K's Holdings Corp.                                           3,700  103,351
    kabu.com Securities Co., Ltd.                                9,600   34,518
*   Kadokawa Dwango                                              7,169   90,445
    Kadoya Sesame Mills, Inc.                                      400   27,111
    Kaga Electronics Co., Ltd.                                   1,900   52,383
    Kakiyasu Honten Co., Ltd.                                      600   18,647
    Kameda Seika Co., Ltd.                                       1,200   58,196
    Kamei Corp.                                                  2,000   32,643
    Kanaden Corp.                                                1,900   25,989
    Kanagawa Chuo Kotsu Co., Ltd.                                  800   27,081
    Kanamoto Co., Ltd.                                           2,500   77,314
    Kandenko Co., Ltd.                                          10,000  110,394
    Kaneko Seeds Co., Ltd.                                         900   13,504
    Kanematsu Corp.                                              7,405  101,322
    Kanematsu Electronics, Ltd.                                  1,400   41,442
    Kansai Super Market, Ltd.                                    1,800   19,850
#   Kansai Urban Banking Corp.                                   3,200   41,663
    Kanto Denka Kogyo Co., Ltd.                                  4,000   47,218
    Kasai Kogyo Co., Ltd.                                        3,100   49,931
#   Katakura Industries Co., Ltd.                                2,700   35,061
    Kato Sangyo Co., Ltd.                                        2,000   71,592
    Kato Works Co., Ltd.                                         1,600   50,735
    KAWADA TECHNOLOGIES, Inc.                                      600   33,752
    Kawai Musical Instruments Manufacturing Co., Ltd.              500   15,520
*   Kawasaki Kisen Kaisha, Ltd.                                  6,200  164,891
    Keihanshin Building Co., Ltd.                                5,000   41,367
    Keihin Corp.                                                 4,000   83,393

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Keiyo Bank, Ltd. (The)                                      25,000 $120,199
    Keiyo Co., Ltd.                                              3,600   22,250
    Kenko Mayonnaise Co., Ltd.                                   1,200   43,974
    Key Coffee, Inc.                                             2,600   50,753
    KFC Holdings Japan, Ltd.                                     1,400   25,759
    Ki-Star Real Estate Co., Ltd.                                1,100   30,912
    King Jim Co., Ltd.                                             300    2,751
*   Kintetsu Department Store Co., Ltd.                            700   25,316
    Kintetsu World Express, Inc.                                 3,600   79,428
    Kissei Pharmaceutical Co., Ltd.                              2,500   70,612
    Kita-Nippon Bank, Ltd. (The)                                 1,000   28,497
    Kitagawa Iron Works Co., Ltd.                                  700   19,977
    Kitano Construction Corp.                                    7,000   26,857
#   Kitanotatsujin Corp.                                         2,200   52,711
    Kito Corp.                                                   2,700   45,823
    Kitz Corp.                                                   8,600   74,427
    Kiyo Bank, Ltd. (The)                                        5,700   95,208
#   KLab, Inc.                                                   2,400   41,591
*   KNT-CT Holdings Co., Ltd.                                    1,300   20,970
    Koa Corp.                                                    3,500   85,160
    Koatsu Gas Kogyo Co., Ltd.                                   3,600   30,412
#   Kobe Bussan Co., Ltd.                                        1,000   41,391
*   Kobe Electric Railway Co., Ltd.                                899   32,785
    Kohnan Shoji Co., Ltd.                                       3,200   80,620
    Kohsoku Corp.                                                1,300   16,106
    Koike Sanso Kogyo Co., Ltd.                                    400   11,099
*   Kojima Co., Ltd.                                             2,300    7,739
    Kokuyo Co., Ltd.                                             5,900  109,663
    Komatsu Seiren Co., Ltd.                                     4,000   33,103
    Komatsu Wall Industry Co., Ltd.                                600   13,670
    KOMEDA Holdings Co., Ltd.                                    1,800   34,587
    Komeri Co., Ltd.                                             2,400   69,221
    Komori Corp.                                                 5,600   74,500
    Konaka Co., Ltd.                                             1,760   10,167
    Kondotec, Inc.                                               1,500   14,590
    Konishi Co., Ltd.                                            4,000   73,031
    Konoike Transport Co., Ltd.                                  2,900   52,915
    Koshidaka Holdings Co., Ltd.                                 1,100   61,033
    Kotobuki Spirits Co., Ltd.                                   2,300  140,271
#   Kourakuen Holdings Corp.                                     1,000   16,794
    Krosaki Harima Corp.                                           500   21,168
    KRS Corp.                                                    1,000   25,694
    KU Holdings Co., Ltd.                                        2,400   25,793
    Kumagai Gumi Co., Ltd.                                       2,100   59,417
    Kumiai Chemical Industry Co., Ltd.                          10,267   66,512
    Kura Corp.                                                   1,000   60,687
    Kurabo Industries, Ltd.                                     18,000   58,372
    Kureha Corp.                                                 1,400  100,856
    Kurimoto, Ltd.                                               1,100   25,208
    Kuriyama Holdings Corp.                                        500   12,378
    Kusuri no Aoki Holdings Co., Ltd.                            1,000   52,440
    KYB Corp.                                                    1,900  123,910
    Kyodo Printing Co., Ltd.                                       900   28,573

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Kyoei Steel, Ltd.                                            2,900 $ 52,888
    Kyokuto Boeki Kaisha, Ltd.                                   4,000   18,409
    Kyokuto Kaihatsu Kogyo Co., Ltd.                             3,800   66,526
    Kyokuto Securities Co., Ltd.                                 2,600   39,922
#   Kyokuyo Co., Ltd.                                            1,100   41,759
    KYORIN Holdings, Inc.                                        4,500   85,108
    Kyoritsu Maintenance Co., Ltd.                               2,000   82,501
    Kyosan Electric Manufacturing Co., Ltd.                      5,000   35,588
    Kyowa Exeo Corp.                                             2,600   67,498
#   LAC Co., Ltd.                                                2,400   38,352
#*  Laox Co., Ltd.                                               5,100   29,100
    Lasertec Corp.                                               3,200  114,624
#   LEC, Inc.                                                    1,800   51,129
    Leopalace21 Corp.                                           22,600  187,749
    Life Corp.                                                   1,200   30,924
    LIFULL Co., Ltd.                                             4,500   38,376
#   Like Co., Ltd.                                               1,600   33,505
#   Linical Co., Ltd.                                            1,600   23,413
#   Link And Motivation, Inc.                                    4,300   37,408
    Lintec Corp.                                                 3,800  108,871
*   M&A Capital Partners Co., Ltd.                                 600   46,982
    Macnica Fuji Electronics Holdings, Inc.                      3,999  110,894
    Maeda Corp.                                                  7,000   96,212
    Maeda Kosen Co., Ltd.                                        1,900   35,656
    Maeda Road Construction Co., Ltd.                            6,000  133,937
    Maezawa Kasei Industries Co., Ltd.                           1,200   13,358
    Maezawa Kyuso Industries Co., Ltd.                           1,200   21,343
    Makino Milling Machine Co., Ltd.                             9,000  101,726
    Mamezou Holdings Co., Ltd.                                   3,000   36,553
    Mandom Corp.                                                 2,200   78,571
    Mani, Inc.                                                   1,500   53,076
    MarkLines Co., Ltd.                                          1,500   25,441
    Mars Engineering Corp.                                       1,800   40,024
    Marubun Corp.                                                1,900   20,214
    Marudai Food Co., Ltd.                                      13,000   59,347
    Maruha Nichiro Corp.                                         3,953  116,673
    Maruka Machinery Co., Ltd.                                     800   18,518
    Marusan Securities Co., Ltd.                                 5,800   56,747
    Maruwa Co., Ltd.                                             1,100   98,519
#   Maruwa Unyu Kikan Co., Ltd.                                    800   29,342
    Maruyama Manufacturing Co., Inc.                               300    5,592
*   Maruzen CHI Holdings Co., Ltd.                                 400    1,257
    Maruzen Showa Unyu Co., Ltd.                                 6,000   27,996
#   Marvelous, Inc.                                              3,300   29,819
    Matsuda Sangyo Co., Ltd.                                     1,225   21,925
    Matsui Construction Co., Ltd.                                1,500   12,688
    Matsui Securities Co., Ltd.                                  5,500   52,429
    Matsuya Co., Ltd.                                            3,600   51,339
    Matsuya Foods Co., Ltd.                                        800   29,012
    Max Co., Ltd.                                                4,000   55,867
    Maxell Holdings, Ltd.                                        3,700   85,481
    Maxvalu Nishinihon Co., Ltd.                                 1,300   23,524
    Maxvalu Tokai Co., Ltd.                                        700   17,682

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    MCJ Co., Ltd.                                          4,500 $ 51,093
    MEC Co., Ltd.                                          2,100   43,973
#   Media Do Holdings Co., Ltd.                              900   18,648
*   Medical Data Vision Co., Ltd.                            600   12,594
#   Megachips Corp.                                        1,100   41,821
    Megmilk Snow Brand Co., Ltd.                           3,600  103,974
    Meidensha Corp.                                       23,000   96,272
    Meiji Electric Industries Co., Ltd.                    1,400   27,046
    Meiko Electronics Co., Ltd.                            1,000   18,863
    Meiko Network Japan Co., Ltd.                          2,600   31,605
    Meisei Industrial Co., Ltd.                            5,000   36,051
    Meitec Corp.                                           1,500   82,527
    Meito Sangyo Co., Ltd.                                 1,200   17,342
    Melco Holdings, Inc.                                     700   24,260
    Menicon Co., Ltd.                                      1,600   48,275
    METAWATER Co., Ltd.                                      900   24,737
    Michinoku Bank, Ltd. (The)                             1,600   26,943
    Micronics Japan Co., Ltd.                              1,400   15,733
    Mie Bank, Ltd. (The)                                   1,300   28,840
    Mie Kotsu Group Holdings, Inc.                         2,700   11,943
    Mikuni Corp.                                           2,700   19,370
    Milbon Co., Ltd.                                       1,600   53,160
    Mimasu Semiconductor Industry Co., Ltd.                2,619   54,438
#   Minato Bank, Ltd. (The)                                2,100   39,870
    Ministop Co., Ltd.                                     1,500   31,420
    Mirait Holdings Corp.                                  6,700   99,302
    Miroku Jyoho Service Co., Ltd.                         2,200   67,422
    Misawa Homes Co., Ltd.                                 2,000   17,577
    Mitani Corp.                                           1,200   57,947
    Mitani Sekisan Co., Ltd.                                 900   21,007
    Mito Securities Co., Ltd.                             10,500   42,614
    Mitsuba Corp.                                          5,000   70,797
    Mitsubishi Kakoki Kaisha, Ltd.                         1,000   21,232
    Mitsubishi Logisnext Co., Ltd.                         5,300   50,779
#   Mitsubishi Logistics Corp.                               500   13,141
*   Mitsubishi Paper Mills, Ltd.                           2,300   15,052
    Mitsubishi Pencil Co., Ltd.                            2,700   60,233
    Mitsubishi Research Institute, Inc.                      600   20,363
    Mitsubishi Shokuhin Co., Ltd.                          1,200   35,777
    Mitsubishi Steel Manufacturing Co., Ltd.               1,400   36,161
    Mitsuboshi Belting, Ltd.                               7,000   93,663
#   Mitsui Engineering & Shipbuilding Co., Ltd.            7,900  140,922
#   Mitsui High-Tec, Inc.                                  3,300   64,048
    Mitsui Home Co., Ltd.                                  4,000   26,271
    Mitsui Matsushima Co., Ltd.                            1,000   14,044
    Mitsui Sugar Co., Ltd.                                 1,800   76,706
*   Mitsui-Soko Holdings Co., Ltd.                        10,000   33,856
    Mitsuuroko Group Holdings Co., Ltd.                    3,000   22,143
    Miyaji Engineering Group, Inc.                           900   23,444
    Miyazaki Bank, Ltd. (The)                              2,000   64,834
    Mizuno Corp.                                           1,800   52,435
    Mochida Pharmaceutical Co., Ltd.                       1,100   84,465
    Modec, Inc.                                            2,600   72,237

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Monex Group, Inc.                                     20,400 $ 75,848
    Monogatari Corp. (The)                                   600   57,685
    MORESCO Corp.                                          1,100   21,616
    Morinaga Milk Industry Co., Ltd.                       2,800  132,129
    Morita Holdings Corp.                                  2,600   47,653
    Morito Co., Ltd.                                       2,600   23,744
    Morozoff, Ltd.                                           300   19,878
#*  Morpho, Inc.                                             700   30,208
    Mory Industries, Inc.                                    900   34,715
    MrMax Holdings, Ltd.                                   1,100    8,136
    MTI, Ltd.                                              4,500   26,402
    Murakami Corp.                                           500   15,859
    Musashi Seimitsu Industry Co., Ltd.                    1,700   54,373
    Musashino Bank, Ltd. (The)                             2,700   95,260
#   N Field Co., Ltd.                                      1,000   13,990
    Nachi-Fujikoshi Corp.                                 13,000   91,143
    Nafco Co., Ltd.                                        1,300   23,919
    Nagaileben Co., Ltd.                                     800   20,542
#   Nagano Bank, Ltd. (The)                                  600   10,699
    Nagano Keiki Co., Ltd.                                 2,100   25,308
    Nagase & Co., Ltd.                                     8,900  162,328
    Nagatanien Holdings Co., Ltd.                          2,000   27,526
    Nagawa Co., Ltd.                                         400   17,001
    Nakabayashi Co., Ltd.                                  3,300   21,379
    Nakamuraya Co., Ltd.                                     300   13,444
    Nakanishi, Inc.                                        1,900  103,501
    Nakayama Steel Works, Ltd.                               500    3,419
    Namura Shipbuilding Co., Ltd.                          7,996   54,448
    Nanto Bank, Ltd. (The)                                 2,900   82,698
    Natori Co., Ltd.                                         700   12,970
    NDS Co., Ltd.                                            500   18,877
    NEC Capital Solutions, Ltd.                              900   18,679
    NEC Networks & System Integration Corp.                1,700   45,553
    NET One Systems Co., Ltd.                              8,100  122,681
    Neturen Co., Ltd.                                      3,800   41,263
*   New Japan Radio Co., Ltd.                              1,300   11,007
#   Nextage Co., Ltd.                                      2,900   28,359
    Nexyz Group Corp.                                      1,200   21,713
#   Nichi-iko Pharmaceutical Co., Ltd.                     4,250   66,483
    Nichias Corp.                                          6,000   81,756
    Nichiban Co., Ltd.                                     1,500   42,118
    Nichicon Corp.                                         4,800   64,692
    Nichiden Corp.                                         1,800   36,566
    Nichiha Corp.                                          3,500  141,007
    NichiiGakkan Co., Ltd.                                 2,900   37,396
    Nichireki Co., Ltd.                                    3,900   46,922
    Nichirin Co., Ltd.                                     1,430   38,991
    Nihon Chouzai Co., Ltd.                                  700   22,116
    Nihon Dempa Kogyo Co., Ltd.                              600    4,350
    Nihon Dengi Co., Ltd.                                    600   16,664
    Nihon Eslead Corp.                                     1,000   21,689
    Nihon Flush Co., Ltd.                                  1,600   40,899
    Nihon House Holdings Co., Ltd.                         5,600   35,807

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Nihon Kagaku Sangyo Co., Ltd.                          1,900 $ 29,792
    Nihon Kohden Corp.                                     5,200  122,723
    Nihon Nohyaku Co., Ltd.                                6,100   35,881
    Nihon Parkerizing Co., Ltd.                            5,300   92,119
    Nihon Plast Co., Ltd.                                  1,700   17,084
#   Nihon Tokushu Toryo Co., Ltd.                          1,400   29,478
    Nihon Trim Co., Ltd.                                     500   28,611
    Nihon Unisys, Ltd.                                     4,200   88,522
    Nihon Yamamura Glass Co., Ltd.                         8,000   13,734
    Nikkiso Co., Ltd.                                      7,000   83,030
    Nikkon Holdings Co., Ltd.                              5,100  139,054
    Nippo Corp.                                            3,000   68,992
    Nippon Air Conditioning Services Co., Ltd.             2,700   19,535
    Nippon Beet Sugar Manufacturing Co., Ltd.              1,200   29,730
    Nippon Carbide Industries Co., Inc.                    1,100   20,959
    Nippon Carbon Co., Ltd.                                  300   14,422
    Nippon Ceramic Co., Ltd.                               1,000   28,216
    Nippon Chemi-Con Corp.                                 2,000   67,877
    Nippon Chemical Industrial Co., Ltd.                   1,300   32,133
    Nippon Coke & Engineering Co., Ltd.                   12,500   14,934
    Nippon Commercial Development Co., Ltd.                1,600   26,649
    Nippon Concrete Industries Co., Ltd.                   3,000   13,400
#   Nippon Denko Co., Ltd.                                10,600   49,852
    Nippon Densetsu Kogyo Co., Ltd.                        3,100   68,233
    Nippon Fine Chemical Co., Ltd.                         1,900   23,092
    Nippon Flour Mills Co., Ltd.                           5,200   80,660
    Nippon Gas Co., Ltd.                                   2,900  122,466
    Nippon Hume Corp.                                      3,300   25,033
    Nippon Kanzai Co., Ltd.                                1,700   31,642
    Nippon Kinzoku Co., Ltd.                                 300    8,193
    Nippon Kodoshi Corp.                                     400   12,371
    Nippon Koei Co., Ltd.                                  1,700   56,205
    Nippon Koshuha Steel Co., Ltd.                         1,000    8,937
    Nippon Light Metal Holdings Co., Ltd.                 46,300  136,581
    Nippon Paper Industries Co., Ltd.                      7,100  135,176
    Nippon Parking Development Co., Ltd.                   9,800   17,327
    Nippon Pillar Packing Co., Ltd.                        2,000   34,964
    Nippon Piston Ring Co., Ltd.                             700   14,502
    Nippon Road Co., Ltd. (The)                            1,000   55,261
    Nippon Seiki Co., Ltd.                                 4,000   82,890
    Nippon Seisen Co., Ltd.                                  500   24,962
*   Nippon Sharyo, Ltd.                                   12,000   35,483
*   Nippon Sheet Glass Co., Ltd.                           9,500   86,060
    Nippon Signal Co., Ltd.                                7,000   73,753
    Nippon Soda Co., Ltd.                                 16,000  110,219
    Nippon Steel & Sumikin Bussan Corp.                    1,248   76,639
    Nippon Suisan Kaisha, Ltd.                            29,300  156,424
    Nippon Systemware Co., Ltd.                            1,200   28,443
    Nippon Thompson Co., Ltd.                              7,000   55,067
    Nippon Valqua Industries, Ltd.                         1,200   36,478
#*  Nippon Yakin Kogyo Co., Ltd.                          10,600   30,195
    Nipro Corp.                                           10,600  163,001
    Nishi-Nippon Financial Holdings, Inc.                 11,900  156,295

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nishi-Nippon Railroad Co., Ltd.                              5,700 $159,345
    Nishikawa Rubber Co., Ltd.                                   1,200   27,405
    Nishimatsu Construction Co., Ltd.                            5,000  142,148
    Nishimatsuya Chain Co., Ltd.                                 5,300   62,411
    Nishio Rent All Co., Ltd.                                    1,300   42,126
    Nissan Shatai Co., Ltd.                                      6,500   68,652
    Nissei ASB Machine Co., Ltd.                                 1,000   65,896
    Nissei Build Kogyo Co., Ltd.                                 2,500   31,588
    Nissei Corp.                                                   400    5,279
    Nissei Plastic Industrial Co., Ltd.                          1,400   23,554
    Nisshin Fudosan Co.                                          2,800   23,963
    Nisshin Oillio Group, Ltd. (The)                             2,800   84,519
    Nisshin Steel Co., Ltd.                                      5,048   85,111
    Nisshinbo Holdings, Inc.                                    14,092  200,981
    Nissin Corp.                                                 2,200   58,680
    Nissin Electric Co., Ltd.                                    3,700   41,244
    Nissin Kogyo Co., Ltd.                                       4,400   83,049
    Nissin Sugar Co., Ltd.                                       1,300   26,134
    Nissui Pharmaceutical Co., Ltd.                              1,400   18,292
    Nitta Corp.                                                  2,300   97,307
    Nittan Valve Co., Ltd.                                       2,000    7,769
    Nittetsu Mining Co., Ltd.                                      800   57,628
    Nitto Boseki Co., Ltd.                                       3,800  114,340
    Nitto FC Co., Ltd.                                           1,500   11,011
    Nitto Kogyo Corp.                                            3,700   63,562
    Nitto Kohki Co., Ltd.                                        1,300   35,940
    Nitto Seiko Co., Ltd.                                        3,000   17,821
    Nittoc Construction Co., Ltd.                                3,500   22,557
    Nittoku Engineering Co., Ltd.                                  800   38,708
    Noevir Holdings Co., Ltd.                                      800   65,080
    NOF Corp.                                                    4,900  131,885
    Nohmi Bosai, Ltd.                                            2,800   51,860
#   Nojima Corp.                                                 2,500   60,257
    Nomura Co., Ltd.                                             3,200   72,343
    Noritake Co., Ltd.                                           1,500   80,186
#   Noritsu Koki Co., Ltd.                                       3,100   77,846
    Noritz Corp.                                                 3,000   59,325
    North Pacific Bank, Ltd.                                    32,300  112,717
    NS Solutions Corp.                                           1,300   35,032
    NS Tool Co., Ltd.                                              500   13,617
    NS United Kaiun Kaisha, Ltd.                                   900   22,243
    NSD Co., Ltd.                                                3,730   78,871
    Nuflare Technology, Inc.                                       700   45,212
    Obara Group, Inc.                                            1,000   69,147
    Odelic Co., Ltd.                                               600   25,940
    Oenon Holdings, Inc.                                         5,000   18,733
    Ogaki Kyoritsu Bank, Ltd. (The)                              3,700   95,965
    Ohashi Technica, Inc.                                        1,700   27,957
    Ohsho Food Service Corp.                                       700   32,786
    Oiles Corp.                                                  1,673   34,846
    Oita Bank, Ltd. (The)                                        1,600   63,126
    Okabe Co., Ltd.                                              4,000   41,195
    Okamoto Industries, Inc.                                     6,000   67,957

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Okamura Corp.                                                7,300 $102,167
    Okasan Securities Group, Inc.                               14,000   96,052
    Oki Electric Industry Co., Ltd.                              6,500   94,605
    Okinawa Cellular Telephone Co.                               1,100   42,561
    Okinawa Electric Power Co., Inc. (The)                       2,746   70,104
    OKK Corp.                                                      500    6,062
    OKUMA Corp.                                                  1,800  124,258
    Okumura Corp.                                                2,800  121,128
    Okura Industrial Co., Ltd.                                   4,000   24,353
    Okuwa Co., Ltd.                                              4,000   41,655
    Onoken Co., Ltd.                                             1,700   30,369
    Onward Holdings Co., Ltd.                                   12,000  103,202
*   Open Door, Inc.                                                900   22,583
    Open House Co., Ltd.                                           600   35,273
*   OPT Holding, Inc.                                            1,300   17,755
    Optex Group Co., Ltd.                                        1,100   70,442
    Organo Corp.                                                   800   26,446
    Origin Electric Co., Ltd.                                      600    9,773
    Osaka Organic Chemical Industry, Ltd.                        1,300   20,502
#   Osaka Soda Co., Ltd.                                         2,000   51,500
    Osaka Steel Co., Ltd.                                        1,500   31,424
    OSAKA Titanium Technologies Co., Ltd.                        1,600   41,717
    Osaki Electric Co., Ltd.                                     6,000   44,206
    OSG Corp.                                                    4,100  104,254
    OSJB Holdings Corp.                                         11,600   34,316
    Outsourcing, Inc.                                            6,500  123,156
    Oyo Corp.                                                    2,700   36,072
    Pacific Industrial Co., Ltd.                                 4,000   60,866
#*  Pacific Metals Co., Ltd.                                     1,700   55,907
    Pack Corp. (The)                                             1,100   37,942
    PAL GROUP Holdings Co., Ltd.                                   900   25,750
    PALTAC Corp.                                                 2,500  110,992
    Paramount Bed Holdings Co., Ltd.                             1,400   73,793
    Parco Co., Ltd.                                              3,300   46,667
    Paris Miki Holdings, Inc.                                    1,000    4,643
    Pasco Corp.                                                  1,000    3,048
    Pasona Group, Inc.                                           1,500   32,397
    PC Depot Corp.                                               2,760   20,204
    Pegasus Sewing Machine Manufacturing Co., Ltd.               2,600   18,168
    Penta-Ocean Construction Co., Ltd.                          18,000  139,070
#   Pepper Food Service Co., Ltd.                                  900   39,759
    PIA Corp.                                                      600   39,511
    Pilot Corp.                                                  1,600   79,514
    Piolax, Inc.                                                 3,000   90,000
#*  Pioneer Corp.                                               34,600   73,824
#   Plenus Co., Ltd.                                             1,900   37,247
    Poletowin Pitcrew Holdings, Inc.                             1,700   35,779
    Press Kogyo Co., Ltd.                                        9,000   57,270
#   Pressance Corp.                                              3,600   51,696
    Prestige International, Inc.                                 4,800   63,007
    Prima Meat Packers, Ltd.                                    12,000   82,120
    Pronexus, Inc.                                               1,300   17,542
    Prospect Co., Ltd.                                          44,000   26,658

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Proto Corp.                                                  1,000 $ 15,093
    PS Mitsubishi Construction Co., Ltd.                         3,600   31,402
    Punch Industry Co., Ltd.                                       700    9,113
    Qol Co., Ltd.                                                1,400   27,848
    Quick Co., Ltd.                                              1,600   24,791
    Raito Kogyo Co., Ltd.                                        4,700   53,364
    Rakus Co., Ltd.                                                900   27,755
#   Rasa Industries, Ltd.                                          300    7,112
    Raysum Co., Ltd.                                             1,900   29,155
    Relia, Inc.                                                  3,200   38,824
    Renaissance, Inc.                                            1,600   26,230
    Rengo Co., Ltd.                                             17,000  137,944
#*  Renown, Inc.                                                 3,000    5,119
    Resorttrust, Inc.                                            3,400   81,035
#   Retail Partners Co., Ltd.                                    2,000   25,842
    Rheon Automatic Machinery Co., Ltd.                          2,000   40,612
    Rhythm Watch Co., Ltd.                                       1,000   21,084
    Ricoh Leasing Co., Ltd.                                      1,400   51,468
#   Right On Co., Ltd.                                           1,500   12,910
    Riken Corp.                                                  1,300   73,772
    Riken Keiki Co., Ltd.                                        1,200   27,049
    Riken Technos Corp.                                          3,200   18,238
    Riken Vitamin Co., Ltd.                                      1,100   42,730
    Ringer Hut Co., Ltd.                                         1,900   42,542
    Rion Co., Ltd.                                                 700   18,722
    Riso Kagaku Corp.                                            3,500   66,101
    Riso Kyoiku Co., Ltd.                                        3,000   23,038
    Rock Field Co., Ltd.                                         2,100   41,907
    Rokko Butter Co., Ltd.                                       1,700   43,603
    Roland DG Corp.                                              1,200   35,328
    Rorze Corp.                                                  1,400   35,046
    Round One Corp.                                              5,300   98,286
    Royal Holdings Co., Ltd.                                     2,500   68,410
    RS Technologies Co., Ltd.                                      500   32,903
    Ryobi, Ltd.                                                  3,200   95,574
    Ryoden Corp.                                                 1,500   26,415
    Ryosan Co., Ltd.                                             2,800  107,632
    Ryoyo Electro Corp.                                          2,000   35,494
    S Foods, Inc.                                                1,300   56,712
    S&B Foods, Inc.                                                300   35,175
    Sac's Bar Holdings, Inc.                                     1,650   18,394
    Saibu Gas Co., Ltd.                                          3,600   94,517
    Saizeriya Co., Ltd.                                          2,600   78,854
    Sakai Chemical Industry Co., Ltd.                            1,400   39,322
    Sakai Heavy Industries, Ltd.                                   600   25,999
    Sakai Moving Service Co., Ltd.                                 800   38,343
    Sakai Ovex Co., Ltd.                                           800   19,198
    Sakata INX Corp.                                             3,000   50,862
    Sakura Internet, Inc.                                        1,700   12,973
    Sala Corp.                                                   7,000   45,307
#   SAMTY Co., Ltd.                                              1,700   30,569
    San-A Co., Ltd.                                              1,400   69,148
    San-Ai Oil Co., Ltd.                                         5,500   80,339

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    San-In Godo Bank, Ltd. (The)                                12,900 $133,728
*   Sanden Holdings Corp.                                        3,000   65,573
    Sanei Architecture Planning Co., Ltd.                        1,300   27,647
    Sangetsu Corp.                                               5,000   99,599
    Sanken Electric Co., Ltd.                                   10,000   73,325
    Sanki Engineering Co., Ltd.                                  5,000   56,661
    Sankyo Seiko Co., Ltd.                                       4,000   17,869
    Sankyo Tateyama, Inc.                                        2,800   39,392
    Sankyu, Inc.                                                 3,800  177,365
    Sanoh Industrial Co., Ltd.                                   3,000   23,935
#   Sanrio Co., Ltd.                                             2,000   34,424
    Sansei Technologies, Inc.                                      400    5,142
    Sansha Electric Manufacturing Co., Ltd.                        800   12,308
    Sanshin Electronics Co., Ltd.                                2,000   37,772
    Sanyo Chemical Industries, Ltd.                              1,000   52,995
    Sanyo Denki Co., Ltd.                                          800   63,950
    Sanyo Electric Railway Co., Ltd.                             2,000   50,954
    Sanyo Housing Nagoya Co., Ltd.                               1,300   14,949
    Sanyo Shokai, Ltd.                                           1,100   21,393
    Sanyo Special Steel Co., Ltd.                                3,000   76,161
    Sanyo Trading Co., Ltd.                                        800   19,800
    Sapporo Holdings, Ltd.                                       4,000  120,584
    Sato Holdings Corp.                                          1,900   61,351
    Sato Shoji Corp.                                             1,300   14,932
    Satori Electric Co., Ltd.                                    1,000   10,444
    Sawada Holdings Co., Ltd.                                    3,300   34,225
    Sawai Pharmaceutical Co., Ltd.                               3,000  136,592
#   Saxa Holdings, Inc.                                            400    7,754
    SBS Holdings, Inc.                                           1,200   12,504
    Scroll Corp.                                                 2,300   10,762
    Secom Joshinetsu Co., Ltd.                                     900   36,030
    Seed Co., Ltd.                                                 500   28,820
    Seika Corp.                                                  1,000   27,021
    Seikagaku Corp.                                              2,100   32,808
    Seikitokyu Kogyo Co., Ltd.                                   2,700   15,810
    Seiko Holdings Corp.                                         3,300   95,028
#   Seiko PMC Corp.                                                800    8,851
    Seiren Co., Ltd.                                             5,800  119,797
    Sekisui Jushi Corp.                                          2,700   61,633
    Sekisui Plastics Co., Ltd.                                   3,500   44,513
    Senko Group Holdings Co., Ltd.                               8,700   62,585
    Senshu Electric Co., Ltd.                                      700   20,586
    Senshu Ikeda Holdings, Inc.                                 22,200   85,500
#*  Senshukai Co., Ltd.                                          3,000   16,648
#   Septeni Holdings Co., Ltd.                                  10,900   37,109
    SFP Holdings Co., Ltd.                                         500    9,640
    Shibaura Electronics Co., Ltd.                                 700   39,562
    Shibaura Mechatronics Corp.                                  4,000   17,023
    Shibusawa Warehouse Co., Ltd. (The)                          1,200   22,148
    Shibuya Corp.                                                1,200   51,478
*   SHIFT, Inc.                                                    800   32,228
    Shiga Bank, Ltd. (The)                                      22,000  118,695
    Shikibo, Ltd.                                                  900   11,402

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Shikoku Bank, Ltd. (The)                                     3,600 $ 54,687
    Shikoku Chemicals Corp.                                      3,000   50,028
    Shima Seiki Manufacturing, Ltd.                              1,700  123,394
    Shimachu Co., Ltd.                                           3,100  102,219
    Shimizu Bank, Ltd. (The)                                     1,100   32,846
    Shin Nippon Air Technologies Co., Ltd.                         900   12,641
    Shin-Etsu Polymer Co., Ltd.                                  5,000   60,330
    Shinagawa Refractories Co., Ltd.                               500   15,174
    Shindengen Electric Manufacturing Co., Ltd.                    800   74,099
*   Shinkawa, Ltd.                                               1,000   13,571
    Shinko Electric Industries Co., Ltd.                         8,900   75,702
    Shinko Plantech Co., Ltd.                                    3,000   31,055
    Shinko Shoji Co., Ltd.                                       2,000   38,876
    Shinmaywa Industries, Ltd.                                   8,000   76,966
    Shinnihon Corp.                                              3,400   32,173
#   Shinoken Group Co., Ltd.                                     1,300   31,311
    Shinsho Corp.                                                1,000   36,178
    Shinwa Co. Ltd.                                                900   21,036
    Ship Healthcare Holdings, Inc.                               3,200  104,178
#   Shizuki Electric Co., Inc.                                   1,600   14,307
    Shizuoka Gas Co., Ltd.                                       8,300   72,535
    Shobunsha Publications, Inc.                                 1,300    9,019
    Shochiku Co., Ltd.                                             400   59,363
    Shoei Co., Ltd.                                              1,300   59,686
    Shoei Foods Corp.                                            1,000   40,805
    Shofu, Inc.                                                  1,000   13,578
    Showa Aircraft Industry Co., Ltd.                            1,600   21,357
    Showa Corp.                                                  5,400   67,925
    Showa Sangyo Co., Ltd.                                       2,000   51,711
#   Siix Corp.                                                   1,900   86,332
    Sinanen Holdings Co., Ltd.                                     600   14,307
    Sinfonia Technology Co., Ltd.                               18,000   77,409
    Sinko Industries, Ltd.                                       2,400   46,764
    Sintokogio, Ltd.                                             3,938   50,695
    SK-Electronics Co., Ltd.                                       600   11,772
    SKY Perfect JSAT Holdings, Inc.                             14,000   66,321
    SMK Corp.                                                    5,000   22,111
    SMS Co., Ltd.                                                2,100   74,634
    SNT Corp.                                                      400    3,033
#   Sodick Co., Ltd.                                             4,100   57,314
    Soft99 Corp.                                                 1,200   15,817
    Softbank Technology Corp.                                    1,400   27,084
#   Software Service, Inc.                                         400   30,138
    Sogo Medical Co., Ltd.                                         700   42,245
    Soken Chemical & Engineering Co., Ltd.                         800   17,528
    Solasto Corp.                                                  600   15,951
    Soliton Systems K.K.                                         1,500   23,461
    Space Co., Ltd.                                                880   12,420
    Sparx Group Co., Ltd.                                       11,800   38,253
    SRA Holdings                                                 1,000   35,729
    SRS Holdings Co., Ltd.                                       2,500   21,583
    ST Corp.                                                     1,100   25,130
    St Marc Holdings Co., Ltd.                                   1,700   48,225

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Star Mica Co., Ltd.                                          1,800 $ 32,543
    Star Micronics Co., Ltd.                                     2,400   50,432
    Starts Corp., Inc.                                           2,700   75,362
    Starzen Co., Ltd.                                              700   35,537
#   Stella Chemifa Corp.                                           900   30,589
    Step Co., Ltd.                                               1,500   26,344
    Studio Alice Co., Ltd.                                       1,100   28,321
    Sugimoto & Co., Ltd.                                           900   15,614
    Sumida Corp.                                                 2,200   41,692
    Suminoe Textile Co., Ltd.                                      500   14,627
    Sumitomo Bakelite Co., Ltd.                                 15,000  128,850
    Sumitomo Densetsu Co., Ltd.                                  2,200   46,375
    Sumitomo Mitsui Construction Co., Ltd.                      10,592   60,446
    Sumitomo Osaka Cement Co., Ltd.                             34,000  160,064
    Sumitomo Precision Products Co., Ltd.                        2,000    7,513
    Sumitomo Riko Co., Ltd.                                      3,800   40,171
    Sumitomo Seika Chemicals Co., Ltd.                             800   41,761
    Sumitomo Warehouse Co., Ltd. (The)                          11,000   82,010
    Sun Frontier Fudousan Co., Ltd.                              3,700   46,770
    Sun-Wa Technos Corp.                                         1,500   34,389
*   SWCC Showa Holdings Co., Ltd.                                3,700   31,780
    Systena Corp.                                                1,300   44,871
    Syuppin Co., Ltd.                                            1,800   23,551
    T Hasegawa Co., Ltd.                                         2,300   47,800
    T RAD Co., Ltd.                                              1,100   38,389
    T&K Toka Co., Ltd.                                           2,300   30,921
    T-Gaia Corp.                                                 1,300   32,306
    Tachi-S Co., Ltd.                                            3,400   61,957
    Tachibana Eletech Co., Ltd.                                  2,500   49,009
    Tachikawa Corp.                                              1,100   14,475
    Tadano, Ltd.                                                 8,000  140,044
    Taihei Dengyo Kaisha, Ltd.                                   1,500   38,787
    Taiho Kogyo Co., Ltd.                                        1,900   28,881
    Taikisha, Ltd.                                               2,300   80,358
    Taiko Bank, Ltd. (The)                                         400    8,932
    Taiko Pharmaceutical Co., Ltd.                               1,300   29,726
    Taisei Lamick Co., Ltd.                                        300    9,018
    Taiyo Holdings Co., Ltd.                                     1,500   73,200
    Taiyo Yuden Co., Ltd.                                       10,000  169,236
    Takamatsu Construction Group Co., Ltd.                       1,600   45,609
    Takaoka Toko Co., Ltd.                                       1,200   19,260
    Takara Holdings, Inc.                                       11,300  139,461
    Takara Leben Co., Ltd.                                       9,300   41,637
    Takara Printing Co., Ltd.                                    1,300   20,767
    Takara Standard Co., Ltd.                                    3,500   57,934
    Takasago International Corp.                                 1,400   43,338
    Takasago Thermal Engineering Co., Ltd.                       4,100   77,626
    TAKEBISHI Corp.                                              1,400   24,385
    Takeei Corp.                                                 1,900   24,197
    Takeuchi Manufacturing Co., Ltd.                             2,100   54,655
    Takisawa Machine Tool Co., Ltd.                              1,100   24,795
    Takuma Co., Ltd.                                             7,000   95,120
    Tama Home Co., Ltd.                                          1,900   20,704

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Tamron Co., Ltd.                                             1,500 $ 33,124
    Tamura Corp.                                                11,000   87,310
    Tanseisha Co., Ltd.                                          2,500   28,163
    Tatsuta Electric Wire and Cable Co., Ltd.                    5,200   38,488
    Tayca Corp.                                                  1,900   58,222
#   Tazmo Co., Ltd.                                              1,100   20,407
#*  Teac Corp.                                                   5,000    2,067
    TechMatrix Corp.                                             2,100   39,994
    Techno Smart Corp.                                             700   11,837
    TechnoPro Holdings, Inc.                                     1,500   82,372
#   Tecnos Japan, Inc.                                           1,400   11,859
    Teikoku Electric Manufacturing Co., Ltd.                     3,100   42,581
    Teikoku Sen-I Co., Ltd.                                      2,100   45,794
    Teikoku Tsushin Kogyo Co., Ltd.                                800   10,190
    Tekken Corp.                                                 1,300   39,255
    Tenma Corp.                                                  2,000   40,000
    TKC Corp.                                                    1,600   58,449
    Toa Corp.(6894434)                                           2,600   33,110
*   Toa Corp.(6894508)                                           1,800   49,308
    TOA ROAD Corp.                                                 300   11,896
    Toagosei Co., Ltd.                                           9,500  122,950
    Tobishima Corp.                                             17,200   28,555
    TOC Co., Ltd.                                                6,100   52,711
    Tocalo Co., Ltd.                                             1,000   50,230
    Tochigi Bank, Ltd. (The)                                    10,000   41,712
    Toda Corp.                                                  17,000  133,939
#   Toei Animation Co., Ltd.                                       400   38,430
    Toei Co., Ltd.                                                 600   61,799
    Toenec Corp.                                                 1,400   42,115
    Toho Bank, Ltd. (The)                                       21,500   77,910
    Toho Co., Ltd.                                                 900   21,596
#   Toho Holdings Co., Ltd.                                      5,500  127,753
    Toho Titanium Co., Ltd.                                      3,900   55,310
    Toho Zinc Co., Ltd.                                          1,200   73,112
    Tohoku Bank, Ltd. (The)                                        800   10,936
    Tokai Carbon Co., Ltd.                                      13,000  189,465
    Tokai Corp.                                                  1,800   43,889
    TOKAI Holdings Corp.                                         9,000   86,919
    Tokai Rika Co., Ltd.                                         4,700  102,250
    Tokai Tokyo Financial Holdings, Inc.                        20,200  154,746
    Token Corp.                                                    680   78,273
    Tokushu Tokai Paper Co., Ltd.                                  919   35,296
    Tokuyama Corp.                                               6,400  203,763
#*  Tokyo Base Co., Ltd.                                           500   20,572
#   Tokyo Dome Corp.                                             7,000   66,878
    Tokyo Electron Device, Ltd.                                  1,200   25,140
    Tokyo Energy & Systems, Inc.                                 2,000   20,339
#   Tokyo Individualized Educational Institute, Inc.             1,600   16,849
#   Tokyo Keiki, Inc.                                            1,800   22,868
    Tokyo Ohka Kogyo Co., Ltd.                                   3,200  146,911
#   Tokyo Rakutenchi Co., Ltd.                                     500   26,137
    Tokyo Rope Manufacturing Co., Ltd.                           1,200   20,233
    Tokyo Seimitsu Co., Ltd.                                     2,900  126,979

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Tokyo Steel Manufacturing Co., Ltd.                          8,200 $ 72,761
    Tokyo Tekko Co., Ltd.                                          600   10,854
#   Tokyo Theatres Co., Inc.                                       600    8,124
    Tokyo TY Financial Group, Inc.                               3,124   86,452
    Tokyotokeiba Co., Ltd.                                       2,000   81,359
    Tokyu Construction Co., Ltd.                                 9,100   98,980
    Tokyu Recreation Co., Ltd.                                   3,000   26,445
    Toli Corp.                                                   6,000   24,092
    Tomato Bank, Ltd.                                              900   12,719
    Tomoe Corp.                                                  3,500   19,546
    Tomoe Engineering Co., Ltd.                                  1,000   18,534
    Tomoku Co., Ltd.                                             1,000   20,157
    TOMONY Holdings, Inc.                                       14,500   71,820
    Tomy Co., Ltd.                                               5,617   85,023
    Tonami Holdings Co., Ltd.                                      800   40,673
    Topcon Corp.                                                 3,300   84,016
    Toppan Forms Co., Ltd.                                       4,500   50,811
    Topre Corp.                                                  2,900   88,466
    Topy Industries, Ltd.                                        1,800   58,759
    Toridoll Holdings Corp.                                      1,300   45,615
    Torigoe Co., Ltd. (The)                                      2,500   22,542
    Torii Pharmaceutical Co., Ltd.                               2,100   59,556
#   Torikizoku Co., Ltd.                                         1,000   30,599
    Torishima Pump Manufacturing Co., Ltd.                       2,000   20,389
    Tosei Corp.                                                  4,200   51,920
    Toshiba Machine Co., Ltd.                                   10,000   82,029
    Toshiba Plant Systems & Services Corp.                       4,000   78,901
    Toshiba TEC Corp.                                            8,000   48,622
#   Tosho Co., Ltd.                                                800   26,909
    Tosho Printing Co., Ltd.                                     2,500   22,465
#   Totech Corp.                                                 1,200   35,833
    Totetsu Kogyo Co., Ltd.                                      1,700   55,199
    Tottori Bank, Ltd. (The)                                       600    9,959
#   Tow Co., Ltd.                                                1,500   13,957
    Towa Bank, Ltd. (The)                                        3,200   44,263
    Towa Corp.                                                   2,500   53,359
    Towa Pharmaceutical Co., Ltd.                                1,000   56,393
    Toyo Construction Co., Ltd.                                  7,400   42,396
    Toyo Corp.                                                   3,000   27,377
#   Toyo Denki Seizo K.K.                                        1,000   18,242
#   Toyo Engineering Corp.                                       3,400   41,457
    Toyo Ink SC Holdings Co., Ltd.                              15,000   91,353
    Toyo Kanetsu K.K.                                            1,200   47,533
    Toyo Kohan Co., Ltd.                                         8,000   41,218
    Toyo Machinery & Metal Co., Ltd.                             2,600   26,425
    Toyo Securities Co., Ltd.                                   12,000   38,586
    Toyo Tanso Co., Ltd.                                         1,200   41,557
    Toyobo Co., Ltd.                                             7,700  146,940
    TPR Co., Ltd.                                                2,100   67,567
    Trancom Co., Ltd.                                              500   37,244
#   Transaction Co., Ltd.                                        2,400   25,281
    Transcosmos, Inc.                                            1,900   50,533
    Tri Chemical Laboratories, Inc.                                900   41,328

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Trusco Nakayama Corp.                                        4,000 $118,587
    Trust Tech, Inc.                                               500   14,617
    TS Tech Co., Ltd.                                            3,100  132,856
    TSI Holdings Co., Ltd.                                       8,425   59,771
#   Tsubaki Nakashima Co., Ltd.                                    800   22,846
    Tsubakimoto Chain Co.                                       11,000   92,889
    Tsugami Corp.                                                5,000   74,737
    Tsukishima Kikai Co., Ltd.                                   3,000   38,964
    Tsukuba Bank, Ltd.                                           5,500   20,559
    Tsukui Corp.                                                 5,200   40,977
    Tsurumi Manufacturing Co., Ltd.                              2,000   38,195
    Tsutsumi Jewelry Co., Ltd.                                     800   15,820
    TV Asahi Holdings Corp.                                      2,400   49,629
    Tv Tokyo Holdings Corp.                                      2,500   57,043
#*  U-Shin, Ltd.                                                 2,000   13,346
    UACJ Corp.                                                   3,203   86,427
    Uchida Yoko Co., Ltd.                                          800   24,749
    UKC Holdings Corp.                                           1,500   31,993
    UMC Electronics Co Ltd                                         900   27,219
    Uniden Holdings Corp.                                       10,000   30,266
    Union Tool Co.                                                 900   35,543
    Unipres Corp.                                                3,200   85,272
    United Arrows, Ltd.                                          1,600   70,372
    United Super Markets Holdings, Inc.                          4,100   41,615
#   UNITED, Inc.                                                 1,200   38,139
*   Unitika, Ltd.                                                5,200   38,015
    Unizo Holdings Co., Ltd.                                     2,100   60,547
    Ushio, Inc.                                                 10,400  159,493
*   UT Group Co., Ltd.                                           2,300   75,747
    V Technology Co., Ltd.                                         400   79,669
    Valor Holdings Co., Ltd.                                     3,100   74,584
    Vector, Inc.                                                 3,300   66,024
    VIA Holdings, Inc.                                           1,200    8,102
#*  Vision, Inc.                                                   800   23,603
    Vital KSK Holdings, Inc.                                     4,800   42,489
    Voyage Group, Inc.                                           1,100   15,042
#   VT Holdings Co., Ltd.                                        6,900   38,113
    Wacoal Holdings Corp.                                        4,500  138,390
    Wakachiku Construction Co., Ltd.                             1,700   27,176
    Wakita & Co., Ltd.                                           4,500   55,816
    Warabeya Nichiyo Holdings Co., Ltd.                          1,200   30,819
    Watahan & Co., Ltd.                                          1,000   41,069
    WATAMI Co., Ltd.                                             1,400   20,692
    WDB Holdings Co., Ltd.                                         600   21,368
    Weathernews, Inc.                                              700   21,730
    Wellnet Corp.                                                1,200   13,102
    Will Group, Inc.                                             1,500   28,273
    WIN-Partners Co., Ltd.                                       1,000   13,974
    Wood One Co., Ltd.                                             600    9,631
    World Holdings Co., Ltd.                                     1,000   33,766
    Wowow, Inc.                                                    800   25,022
    Xebio Holdings Co., Ltd.                                     3,000   63,968
    YA-MAN, Ltd.                                                 2,800   46,781

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Yachiyo Industry Co., Ltd.                                1,500 $    23,240
    Yahagi Construction Co., Ltd.                             4,200      35,435
    Yakuodo Co., Ltd.                                         1,000      30,658
    YAMABIKO Corp.                                            3,660      60,376
    YAMADA Consulting Group Co., Ltd.                           500      15,618
#   Yamagata Bank, Ltd. (The)                                 3,600      79,229
    Yamaichi Electronics Co., Ltd.                            1,600      33,371
    Yamanashi Chuo Bank, Ltd. (The)                          18,000      76,436
#   Yamashin-Filter Corp.                                     3,200      41,904
    Yamatane Corp.                                            1,000      19,366
    Yamato Corp.                                              1,400      10,955
#   Yamato Kogyo Co., Ltd.                                    4,100     117,472
    Yamazen Corp.                                             5,400      65,810
    Yaoko Co., Ltd.                                           1,000      48,668
    Yashima Denki Co., Ltd.                                   2,600      22,864
    Yasuda Logistics Corp.                                    2,000      19,795
#   Yasunaga Corp.                                              900      22,805
    Yellow Hat, Ltd.                                          1,800      54,406
    Yodogawa Steel Works, Ltd.                                2,400      74,431
    Yokogawa Bridge Holdings Corp.                            3,300      84,995
#   Yokohama Reito Co., Ltd.                                  5,400      55,413
    Yokowo Co., Ltd.                                          1,700      33,751
    Yomeishu Seizo Co., Ltd.                                  1,000      23,046
    Yomiuri Land Co., Ltd.                                      500      22,466
    Yondenko Corp.                                              420      10,835
    Yondoshi Holdings, Inc.                                   1,600      41,135
    Yorozu Corp.                                              1,900      41,078
    Yoshinoya Holdings Co., Ltd.                              2,100      37,189
    Yuasa Trading Co., Ltd.                                   2,000      71,594
#   Yume No Machi Souzou Iinkai Co., Ltd.                     1,600      27,034
    Yumeshin Holdings Co., Ltd.                               3,800      44,841
    Yurtec Corp.                                              4,000      32,586
    Yushiro Chemical Industry Co., Ltd.                       1,000      15,996
    Zenitaka Corp. (The)                                        400      23,015
    Zenrin Co., Ltd.                                          1,800      61,935
    ZERIA Pharmaceutical Co., Ltd.                            2,200      44,050
*   ZIGExN Co., Ltd.                                          2,400      24,963
#   Zojirushi Corp.                                           3,500      43,028
    Zuiko Corp.                                                 700      23,996
    Zuken, Inc.                                               2,000      33,750
                                                                    -----------
TOTAL JAPAN                                                          61,532,746
                                                                    -----------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                                    9,128     498,377
    Accell Group                                              2,934      84,878
    AMG Advanced Metallurgical Group NV                       2,999     160,368
    Amsterdam Commodities NV                                  2,763      85,246
    APERAM SA                                                 5,527     328,696
    Arcadis NV                                                8,576     194,587
#   ASM International NV                                      5,440     391,490
    ASR Nederland NV                                          5,230     228,450
*   Basic-Fit NV                                              1,364      37,050

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
    BE Semiconductor Industries NV                             5,860 $  563,949
#   Beter Bed Holding NV                                       1,921     30,108
#   BinckBank NV                                              10,730     58,067
    Boskalis Westminster                                      10,044    400,794
    Brunel International NV                                    2,547     49,859
    Corbion NV                                                 6,515    212,985
    Flow Traders                                               2,407     60,175
    ForFarmers NV                                              2,159     27,145
*   Fugro NV                                                  11,522    192,088
    Gemalto NV(B9MS8P5)                                        3,010    185,672
    Gemalto NV(B011JK4)                                        3,836    237,034
    GrandVision NV                                             1,271     29,600
*   Heijmans NV                                                3,864     46,618
    Hunter Douglas NV                                            685     60,525
    IMCD Group NV                                              3,012    201,204
    Intertrust NV                                              1,251     22,938
    KAS Bank NV                                                1,902     24,445
    Kendrion NV                                                2,047    107,769
    Koninklijke BAM Groep NV                                  32,304    157,916
    Koninklijke Vopak NV                                       6,342    286,279
*   Lucas Bols NV                                                553     12,702
    Nederland Apparatenfabriek                                   609     37,991
#*  OCI NV                                                     7,880    200,050
    Ordina NV                                                 14,344     28,405
#   Philips Lighting NV                                        3,972    156,179
    PostNL NV                                                 48,089    239,758
    Refresco Group NV                                          5,569    137,427
    SBM Offshore NV                                           18,343    342,587
    Sligro Food Group NV                                       3,086    160,889
*   Takeaway.com NV                                              277     16,774
*   Telegraaf Media Groep NV                                   1,964     14,408
    TKH Group NV                                               3,619    240,583
*   TomTom NV                                                 14,846    161,630
    Van Lanschot Kempen NV                                     1,388     47,096
#   Wessanen                                                   8,503    182,694
                                                                     ----------
TOTAL NETHERLANDS                                                     6,943,485
                                                                     ----------
NEW ZEALAND -- (0.6%)
    Air New Zealand, Ltd.                                     41,085     93,142
    Briscoe Group, Ltd.                                        9,711     24,320
    Chorus, Ltd.                                              28,756     87,295
    EBOS Group, Ltd.                                           5,450     73,755
    Freightways, Ltd.                                         12,116     71,385
    Genesis Energy, Ltd.                                      32,503     59,594
    Gentrack Group, Ltd.                                       4,044     18,337
    Hallenstein Glasson Holdings, Ltd.                         5,327     16,745
    Heartland Bank, Ltd.                                      30,948     47,168
    Infratil, Ltd.                                            46,774    111,855
    Kathmandu Holdings, Ltd.                                   8,788     15,727
    Mainfreight, Ltd.                                          5,140     97,567
    Metlifecare, Ltd.                                         14,953     68,276
    New Zealand Refining Co., Ltd. (The)                      13,533     24,941

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
NEW ZEALAND -- (Continued)
    NZME, Ltd.                                                14,069 $    8,595
    NZX, Ltd.                                                 31,716     26,465
    PGG Wrightson, Ltd.                                       10,577      4,444
#   Port of Tauranga, Ltd.                                    20,577     77,934
*   Pushpay Holdings, Ltd.                                     4,044     12,496
    Restaurant Brands New Zealand, Ltd.                       11,416     63,273
    Sanford, Ltd.                                              6,562     38,768
    Scales Corp., Ltd.                                         8,482     30,041
    Skellerup Holdings, Ltd.                                  17,609     23,770
    SKY Network Television, Ltd.                              23,513     50,451
    SKYCITY Entertainment Group, Ltd.                         38,867    118,661
    Steel & Tube Holdings, Ltd.                                5,579      8,922
    Summerset Group Holdings, Ltd.                            19,161     81,180
*   Synlait Milk, Ltd.                                         4,894     25,235
    Tilt Renewables, Ltd.                                      4,827      7,128
    Tourism Holdings, Ltd.                                     6,924     29,879
*   Tower, Ltd.                                               13,924      6,758
    Trade Me Group, Ltd.                                      32,478    107,939
#   Trustpower, Ltd.                                           4,827     19,188
    Vector, Ltd.                                               3,219      8,111
#   Vista Group International, Ltd.                            9,208     19,341
    Warehouse Group, Ltd. (The)                                5,475      8,302
    Z Energy, Ltd.                                             8,096     45,586
                                                                     ----------
TOTAL NEW ZEALAND                                                     1,632,574
                                                                     ----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                            48,103     38,765
    AF Gruppen ASA                                             1,653     26,684
*   Akastor ASA                                               20,811     42,163
*   Aker Solutions ASA                                        13,124     75,682
    American Shipping Co. ASA                                  2,165      6,460
*   Archer, Ltd.                                              15,426     21,097
    Atea ASA                                                   5,466     84,616
    Austevoll Seafood ASA                                      9,102     71,508
#*  Avance Gas Holding, Ltd.                                     956      2,594
*   Axactor AB                                                88,387     31,856
    Bonheur ASA                                                1,685     20,610
    Borregaard ASA                                             6,733     60,109
#*  BW LPG, Ltd.                                              11,386     53,781
*   BW Offshore, Ltd.                                         10,521     52,456
*   DNO ASA                                                   49,587     63,367
    Ekornes ASA                                                1,600     24,226
    Europris ASA                                               2,670     11,939
#*  Fred Olsen Energy ASA                                      3,343      9,489
    Frontline, Ltd.                                            8,469     39,286
    Grieg Seafood ASA                                          6,613     58,437
*   Hexagon Composites ASA                                     6,540     21,606
#   Hoegh LNG Holdings, Ltd.                                   4,064     31,706
*   Kongsberg Automotive ASA                                  47,061     60,659
*   Kvaerner ASA                                              10,879     23,181
#*  NEL ASA                                                   98,973     39,155
#*  Nordic Nanovector ASA                                      2,065     20,575

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
#*  Nordic Semiconductor ASA                                  11,029 $   65,654
    Norway Royal Salmon ASA                                    1,411     22,642
#*  Norwegian Air Shuttle ASA                                  1,507     44,124
    Norwegian Property ASA                                    18,084     25,569
    Ocean Yield ASA                                            3,609     32,545
*   Odfjell Drilling, Ltd.                                     4,692     22,120
    Odfjell SE Class A                                         1,000      3,992
*   Otello Corp. ASA                                           6,271     19,638
#*  Petroleum Geo-Services ASA                                33,331     98,982
#*  Prosafe SE                                                   573        876
    Protector Forsikring ASA                                   4,456     54,070
*   REC Silicon ASA                                          260,071     38,847
    Sbanken ASA                                                6,078     62,614
    Scatec Solar ASA                                           5,129     30,068
    Selvaag Bolig ASA                                          3,180     14,034
#*  Sevan Marine ASA                                           1,337      2,661
*   Solstad Farstad ASA                                        1,000        700
    SpareBank 1 SR-Bank ASA                                    3,517     41,980
    Stolt-Nielsen, Ltd.                                        2,682     36,074
    Tomra Systems ASA                                          5,188     87,872
    Treasure ASA                                               1,741      3,189
    Veidekke ASA                                               6,593     70,538
    Wilh Wilhelmsen Holding ASA Class A                        1,434     47,344
#   XXL ASA                                                    5,889     72,801
                                                                     ----------
TOTAL NORWAY                                                          1,890,941
                                                                     ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA                                              7,954     48,076
*   Banco Comercial Portugues SA Class R                     915,426    365,507
    CTT-Correios de Portugal SA                               10,630     45,479
    Mota-Engil SGPS SA                                        16,005     79,499
    Navigator Co. SA (The)                                    26,345    147,918
    NOS SGPS SA                                               16,540    112,601
#   REN - Redes Energeticas Nacionais SGPS SA                 42,754    133,273
    Semapa-Sociedade de Investimento e Gestao                  3,410     77,868
    Sonae SGPS SA                                            125,561    201,788
                                                                     ----------
TOTAL PORTUGAL                                                        1,212,009
                                                                     ----------
SINGAPORE -- (0.9%)
    Accordia Golf Trust                                       65,600     34,718
    Ascendas India Trust                                      64,100     55,697
*   Banyan Tree Holdings, Ltd.                                 7,000      3,306
    Best World International, Ltd.                            21,400     22,009
    Boustead Projects, Ltd.                                    6,600      4,422
    Boustead Singapore, Ltd.                                  22,000     13,865
    Bukit Sembawang Estates, Ltd.                             14,900     73,659
    Bund Center Investment, Ltd.                              27,000     15,506
    China Aviation Oil Singapore Corp., Ltd.                  27,800     34,471
    Chip Eng Seng Corp., Ltd.                                 45,000     34,576
    Chuan Hup Holdings, Ltd.                                  87,000     21,163
    CITIC Envirotech, Ltd.                                    63,600     36,806
    ComfortDelGro Corp., Ltd.                                123,900    198,113

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
*   COSCO Shipping International Singapore Co., Ltd.            21,100 $  7,951
*   Creative Technology, Ltd.                                    2,650    2,455
    CSE Global, Ltd.                                            40,000   11,116
    Del Monte Pacific, Ltd.                                     72,000   14,809
    Delfi, Ltd.                                                 20,200   25,205
*   Ezion Holdings, Ltd.                                       103,220   10,322
#*  Ezra Holdings, Ltd.                                        234,044    7,109
    Far East Orchard, Ltd.                                      11,239   12,852
    First Resources, Ltd.                                       28,300   40,924
*   Fragrance Group, Ltd.                                       82,000    9,922
    GK Goh Holdings, Ltd.                                       17,813   15,353
    GL, Ltd.                                                    53,000   34,370
    Golden Agri-Resources, Ltd.                                361,300  104,367
    GuocoLand, Ltd.                                             28,200   48,578
*   Halcyon Agri Corp., Ltd.                                    25,666   12,898
    Haw Par Corp., Ltd.                                          8,000   73,484
    Hi-P International, Ltd.                                    23,000   34,716
    Ho Bee Land. Ltd.                                           14,000   27,918
    Hong Fok Corp., Ltd.                                        54,120   35,673
    Hong Leong Asia, Ltd.                                        8,000    6,931
    Hong Leong Finance, Ltd.                                    12,400   25,402
    Hotel Grand Central, Ltd.                                   41,024   46,567
    Hutchison Port Holdings Trust                              193,500   80,027
    Hwa Hong Corp., Ltd.                                        59,000   14,217
    Hyflux, Ltd.                                                27,500    7,855
    Indofood Agri Resources, Ltd.                               28,000    8,506
    k1 Ventures, Ltd.                                           24,000   13,905
    Keppel Infrastructure Trust                                176,474   76,748
    M1, Ltd.                                                    30,000   42,294
    Mandarin Oriental International, Ltd.                       13,800   29,803
    Metro Holdings, Ltd.                                        49,200   43,423
*   Midas Holdings, Ltd.                                       114,000   15,359
*   Noble Group, Ltd.                                           75,250   14,276
    OUE, Ltd.                                                   23,000   37,672
    Oxley Holdings, Ltd.                                        62,700   33,120
    Perennial Real Estate Holdings, Ltd.                        20,600   13,598
*   Raffles Education Corp., Ltd.                               49,200    9,950
    Raffles Medical Group, Ltd.                                 64,363   54,417
    RHT Health Trust                                            54,900   34,119
    Riverstone Holdings, Ltd.                                   17,200   14,784
    SBS Transit, Ltd.                                           15,800   30,591
    SembCorp Marine, Ltd.                                       39,100   74,308
    Sheng Siong Group, Ltd.                                     37,000   26,239
    SIA Engineering Co., Ltd.                                   18,900   48,120
    SIIC Environment Holdings, Ltd.                             58,600   24,120
    Sinarmas Land, Ltd.                                        108,000   31,659
#   Singapore Post, Ltd.                                        82,400   81,070
    Singapore Press Holdings, Ltd.                              69,000  138,559
    Stamford Land Corp., Ltd.                                   21,000    8,261
    StarHub, Ltd.                                               36,400   80,089
    Sunningdale Tech, Ltd.                                      15,000   22,505
*   Swiber Holdings, Ltd.                                       17,249      268
*   Tat Hong Holdings, Ltd.                                     35,000   12,923

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Tuan Sing Holdings, Ltd.                                  44,628 $   16,255
    UMS Holdings, Ltd.                                        31,250     25,383
    United Engineers, Ltd.                                    34,000     68,377
    United Industrial Corp., Ltd.                             16,800     43,261
    UOB-Kay Hian Holdings, Ltd.                               32,422     35,365
    Valuetronics Holdings, Ltd.                               29,800     21,536
    Wheelock Properties Singapore, Ltd.                       20,000     29,897
    Wing Tai Holdings, Ltd.                                   37,970     70,064
    Yeo Hiap Seng, Ltd.                                        2,482      2,327
*   Yongnam Holdings, Ltd.                                    26,250      6,982
                                                                     ----------
TOTAL SINGAPORE                                                       2,599,465
                                                                     ----------
SPAIN -- (2.2%)
    Acciona SA                                                 3,381    306,127
    Acerinox SA                                               15,663    230,329
*   Adveo Group International SA                                 770      2,733
    Alantra Partners SA                                        1,872     34,657
    Almirall SA                                                7,923     86,012
#*  Amper SA                                                  83,878     18,832
    Applus Services SA                                        10,588    152,947
    Atresmedia Corp. de Medios de Comunicacion SA              7,883     82,377
    Azkoyen SA                                                 2,184     23,031
*   Baron de Ley                                                 283     38,926
    Bolsas y Mercados Espanoles SHMSF SA                       5,922    201,993
    Cellnex Telecom SA                                        11,084    299,254
    Cia de Distribucion Integral Logista Holdings SA           2,654     64,866
    Cie Automotive SA                                          4,429    151,778
    Construcciones y Auxiliar de Ferrocarriles SA              2,580    120,078
    Distribuidora Internacional de Alimentacion SA            47,002    251,136
#*  Duro Felguera SA                                           7,718      3,699
    Ebro Foods SA                                              7,555    186,081
*   eDreams ODIGEO SA                                         10,043     65,952
    Elecnor SA                                                 3,373     53,637
    Enagas SA                                                 19,136    521,289
    Ence Energia y Celulosa SA                                21,492    138,038
    Ercros SA                                                 14,943     55,071
    Euskaltel SA                                               7,388     64,209
    Faes Farma SA(B1PQHS6)                                    28,992    105,467
*   Faes Farma SA(BF5CRM6)                                     1,035      3,767
    Fluidra SA                                                 5,793     77,931
*   Fomento de Construcciones y Contratas SA                   4,055     48,081
    Grupo Catalana Occidente SA                                3,836    179,496
*   Grupo Ezentis SA                                          25,306     20,633
    Iberpapel Gestion SA                                         955     40,790
*   Indra Sistemas SA                                         12,241    180,137
*   Liberbank SA                                             171,789     96,153
    Mediaset Espana Comunicacion SA                           15,385    173,985
    Melia Hotels International SA                             10,745    151,846
    Miquel y Costas & Miquel SA                                1,295     54,290
    NH Hotel Group SA                                         29,324    222,960
*   Obrascon Huarte Lain SA                                   18,131    111,932
    Papeles y Cartones de Europa SA                            6,442     96,296

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
    Parques Reunidos Servicios Centrales SAU                     955 $   16,646
*   Pharma Mar SA                                             15,603     33,424
#*  Promotora de Informaciones SA Class A                      3,874      7,769
    Prosegur Cia de Seguridad SA                              20,757    172,567
*   Quabit Inmobiliaria SA                                     7,249     19,521
*   Realia Business SA                                        25,110     35,154
#   Sacyr SA                                                  48,473    158,204
    Saeta Yield SA                                             5,967     83,176
*   Solaria Energia y Medio Ambiente SA                        7,833     22,811
    Talgo SA                                                   8,642     50,158
    Tecnicas Reunidas SA                                       3,093    105,450
*   Tubacex SA                                                15,597     66,800
*   Tubos Reunidos SA                                          8,287      8,113
    Vidrala SA                                                 1,515    153,816
    Viscofan SA                                                3,253    227,513
*   Vocento SA                                                10,365     18,402
    Zardoya Otis SA                                           11,411    130,377
                                                                     ----------
TOTAL SPAIN                                                           6,026,717
                                                                     ----------
SWEDEN -- (2.8%)
    AAK AB                                                     1,534    142,682
*   AcadeMedia AB                                              2,247     18,176
    Acando AB                                                 10,746     41,512
    AddLife AB                                                 1,561     36,057
    AddNode Group AB                                           2,731     27,560
    AddTech AB Class B                                         4,997    123,226
    AF AB Class B                                              5,364    128,696
#   Alimak Group AB                                            2,061     34,712
#   Atrium Ljungberg AB Class B                                3,302     54,548
    Attendo AB                                                 7,478     78,975
#   Avanza Bank Holding AB                                     3,108    174,592
    Beijer Alma AB                                             1,700     55,334
    Beijer Ref AB                                              2,402    104,274
    Bergman & Beving AB                                        2,500     26,362
    Betsson AB                                                13,026    105,669
    Bilia AB Class A                                           8,260     79,456
    BillerudKorsnas AB                                         7,199    110,843
    BioGaia AB Class B                                         1,689     66,758
    Bonava AB                                                    691      9,889
    Bonava AB Class B                                          6,490     92,586
    Bravida Holding AB                                        13,295     94,669
#   Bufab AB                                                   2,427     32,396
    Bulten AB                                                  1,365     20,699
    Bure Equity AB                                             6,581     82,423
#   Byggmax Group AB                                           4,912     30,150
    Capio AB                                                   2,067     11,751
    Catena AB                                                  1,487     30,159
    Clas Ohlson AB Class B                                     4,505     62,429
    Cloetta AB Class B                                        22,873     94,454
*   Collector AB                                               3,491     36,748
    Com Hem Holding AB                                        11,303    196,432
    Concentric AB                                              4,687     91,717

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Coor Service Management Holding AB                           4,208 $ 35,389
*   Corem Property Group AB                                      7,895    8,546
    Corem Property Group AB Class A                                789      878
    Dios Fastigheter AB                                          9,712   68,750
    Dometic Group AB                                            25,280  273,594
    Duni AB                                                      5,155   77,720
    Dustin Group AB                                              4,771   47,007
    Eastnine AB                                                  1,559   17,681
    Elanders AB Class B                                          1,738   17,961
#*  Eltel AB                                                     2,122    7,683
    Enea AB                                                      1,347   13,336
    Fabege AB                                                    9,193  201,282
#   Fagerhult AB                                                 5,097   63,518
    FastPartner AB                                                 960   17,814
    Fenix Outdoor International AG                                 713   91,124
    Granges AB                                                   8,293   87,267
    Gunnebo AB                                                   3,000   13,858
*   Haldex AB                                                    3,360   38,831
    Hemfosa Fastigheter AB                                      12,421  170,745
    HIQ International AB                                         6,043   52,428
    HMS Networks AB                                              1,005   16,569
    Hoist Finance AB                                             4,288   52,310
    Indutrade AB                                                 6,751  208,208
    Inwido AB                                                    5,530   57,311
    ITAB Shop Concept AB Class B                                 1,515    8,725
    JM AB                                                        4,990  112,557
    KappAhl AB                                                   6,122   26,018
    Karo Pharma AB                                               9,952   45,991
    Kindred Group P.L.C.                                        17,281  288,558
    Klovern AB Class B                                          51,976   68,994
    KNOW IT AB                                                   2,183   46,106
    Kungsleden AB                                               16,234  114,999
    Lagercrantz Group AB Class B                                 7,500   79,005
    Lifco AB Class B                                             2,076   83,645
    Lindab International AB                                      6,541   57,659
    Loomis AB Class B                                            3,203  128,064
#*  Medivir AB Class B                                           1,986   10,930
#   Mekonomen AB                                                 3,253   59,484
    Modern Times Group MTG AB Class B                            4,244  194,663
*   Momentum Group AB Class B                                    2,500   34,355
#   Mycronic AB                                                  8,284   93,550
    NCC AB Class B                                               4,793   95,024
    Nederman Holding AB                                            608   19,805
#*  Net Insight AB Class B                                      11,409    7,048
    NetEnt AB                                                   11,712   66,526
    New Wave Group AB Class B                                    5,046   35,523
    Nobia AB                                                     8,067   65,174
    Nobina AB                                                    8,984   63,652
    Nolato AB Class B                                            2,054  138,196
    Nordax Group AB                                              2,093   13,959
    NP3 Fastigheter AB                                           2,119   15,759
#   Opus Group AB                                               18,472   15,120
    Oriflame Holding AG                                          3,030  135,697

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    Pandox AB                                                  4,828 $   90,709
    Peab AB                                                   11,220     96,259
    Platzer Fastigheter Holding AB Class B                     3,933     25,876
    Proact IT Group AB                                           775     17,019
#*  Qliro Group AB                                             9,126     18,784
    Ratos AB Class B                                          22,672    106,764
*   RaySearch Laboratories AB                                  1,416     28,242
#   Recipharm AB Class B                                       2,773     33,709
    Resurs Holding AB                                          3,343     24,798
    Sagax AB Class B                                           4,140     52,562
*   SAS AB                                                     7,999     19,376
    Scandi Standard AB                                         5,373     43,030
    Scandic Hotels Group AB                                    6,463     71,510
    Sectra AB Class B                                          1,190     28,630
    SkiStar AB                                                 2,397     48,939
    Sweco AB Class B                                           4,633    104,590
    Swedol AB Class B                                          2,582      9,460
    Systemair AB                                               1,332     19,971
    Thule Group AB                                             7,051    160,497
    Troax Group AB                                               957     34,443
    VBG Group AB Class B                                       1,326     23,676
    Victoria Park AB Class B                                  11,569     44,119
    Vitrolife AB                                               1,018     89,106
    Wallenstam AB Class B                                     11,522    109,096
    Wihlborgs Fastigheter AB                                   6,549    159,386
                                                                     ----------
TOTAL SWEDEN                                                          7,521,081
                                                                     ----------
SWITZERLAND -- (4.3%)
    Allreal Holding AG                                         1,129    196,431
*   Alpiq Holding AG                                             246     19,241
    ALSO Holding AG                                              510     75,141
    ams AG                                                     4,508    416,562
    APG SGA SA                                                   108     53,247
#*  Arbonia AG                                                 3,234     57,760
#   Aryzta AG                                                  6,879    185,199
    Ascom Holding AG                                           3,915    101,283
    Autoneum Holding AG                                          308    101,847
    Bachem Holding AG Class B                                    343     51,887
    Bank Cler AG                                                 580     27,414
    Banque Cantonale de Geneve                                   170     30,758
    Banque Cantonale Vaudoise                                    150    126,172
    Belimo Holding AG                                             36    168,766
    Bell Food Group AG                                           140     67,253
    Bellevue Group AG                                            711     20,087
#   Berner Kantonalbank AG                                       497     99,012
    BFW Liegenschaften AG                                        329     15,178
    BKW AG                                                     1,235     78,979
    Bobst Group SA                                               800    104,906
    Bossard Holding AG Class A                                   359     92,719
    Bucher Industries AG                                         616    282,243
    Burckhardt Compression Holding AG                            242     89,954
    Burkhalter Holding AG                                        185     23,877

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
    Calida Holding AG                                              281 $ 10,878
    Carlo Gavazzi Holding AG                                        62   22,676
    Cembra Money Bank AG                                         2,144  211,497
    Cham Paper Holding AG                                           34   16,244
    Cie Financiere Tradition SA                                     68    7,454
    Coltene Holding AG                                             250   26,145
    Conzzeta AG                                                     92  112,007
    Daetwyler Holding AG                                           502  106,589
    DKSH Holding AG                                              1,814  169,620
    dormakaba Holding AG                                           271  249,344
*   Dottikon Es Holding AG                                          12   10,180
    EFG International AG                                         8,776   98,673
    Emmi AG                                                        195  147,858
    Energiedienst Holding AG                                     1,000   27,959
#*  Evolva Holding SA                                           41,705   14,161
    Feintool International Holding AG                              183   25,383
    Flughafen Zurich AG                                          1,215  309,534
    Forbo Holding AG                                               124  209,689
    GAM Holding AG                                              19,119  359,113
    Georg Fischer AG                                               369  534,183
    Gurit Holding AG                                                37   41,391
    Helvetia Holding AG                                            585  348,520
    Hiag Immobilien Holding AG                                     646   85,530
#   HOCHDORF Holding AG                                            130   42,344
    Huber & Suhner AG                                            1,285   74,937
    Hypothekarbank Lenzburg AG                                       3   14,703
    Implenia AG                                                  1,296   94,017
    Inficon Holding AG                                             149   93,241
    Interroll Holding AG                                            59   97,587
    Intershop Holding AG                                           122   64,256
    Jungfraubahn Holding AG                                        263   38,978
    Kardex AG                                                      792  107,734
    Komax Holding AG                                               318  109,669
#   Kudelski SA                                                  4,680   58,837
    LEM Holding SA                                                  41   73,645
    Liechtensteinische Landesbank AG                             1,189   65,671
    Logitech International SA                                    9,484  397,748
    Luzerner Kantonalbank AG                                       219  116,455
    MCH Group AG                                                   159   11,134
    Metall Zug AG Class B                                           19   76,259
#*  Meyer Burger Technology AG                                  34,979   71,150
#   Mobilezone Holding AG                                        2,585   33,385
    Mobimo Holding AG                                              654  182,956
#   OC Oerlikon Corp. AG                                        17,092  304,960
*   Orascom Development Holding AG                                 935   16,800
    Orior AG                                                       618   50,129
    Panalpina Welttransport Holding AG                             762  126,093
    Phoenix Mecano AG                                               71   48,673
    Plazza AG Class A                                               84   20,386
    PSP Swiss Property AG                                        3,405  334,837
    Rieter Holding AG                                              282   75,306
    Romande Energie Holding SA                                      27   36,250
    Schaffner Holding AG                                            34   11,512

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG                                  47,389 $    40,695
    Schweiter Technologies AG                                   101     126,351
    SFS Group AG                                              1,117     140,358
    Siegfried Holding AG                                        420     150,323
    St Galler Kantonalbank AG                                   198     111,042
    Sulzer AG                                                 1,335     189,725
    Sunrise Communications Group AG                           2,836     266,651
    Swiss Prime Site AG                                         405      39,209
    Swissquote Group Holding SA                                 990      48,929
    Tamedia AG                                                  249      37,190
    Tecan Group AG                                              861     190,583
    Temenos Group AG                                          3,300     456,048
    Thurgauer Kantonalbank                                      118      13,433
    u-blox Holding AG                                           460      96,445
    Valiant Holding AG                                        1,787     215,845
    Valora Holding AG                                           318     117,027
    VAT Group AG                                              1,038     165,827
    Vaudoise Assurances Holding SA                              115      65,148
    Vetropack Holding AG                                         24      48,235
#*  Von Roll Holding AG                                       1,435       2,202
    Vontobel Holding AG                                       2,077     150,059
    VP Bank AG                                                  287      45,750
    VZ Holding AG                                               223      75,249
    Walliser Kantonalbank                                       399      43,711
    Warteck Invest AG                                            14      29,239
#   Ypsomed Holding AG                                          227      42,510
    Zehnder Group AG                                          1,401      64,919
#   Zug Estates Holding AG Class B                               26      49,438
    Zuger Kantonalbank AG                                        13      79,025
                                                                    -----------
TOTAL SWITZERLAND                                                    11,581,362
                                                                    -----------
UNITED KINGDOM -- (15.5%)
    4imprint Group P.L.C.                                     3,231      91,723
    888 Holdings P.L.C.                                      11,036      44,165
    A.G. Barr P.L.C.                                          6,780      61,814
    AA P.L.C.                                                46,430      83,094
    Acacia Mining P.L.C.                                     12,404      32,749
    Aggreko P.L.C.                                           18,643     213,546
*   Aldermore Group P.L.C.                                   17,252      76,300
    Anglo Pacific Group P.L.C.                               21,303      46,122
    Anglo-Eastern Plantations P.L.C.                          1,293      13,956
    Arrow Global Group P.L.C.                                12,003      69,567
    Ascential P.L.C.                                         11,230      57,980
    Ashmore Group P.L.C.                                     29,843     182,170
    Auto Trader Group P.L.C.                                 48,486     247,899
    AVEVA Group P.L.C.                                        3,317     140,649
    Avon Rubber P.L.C.                                        3,999      71,378
    B&M European Value Retail SA                             39,895     235,480
    Babcock International Group P.L.C.                        7,302      71,125
    Balfour Beatty P.L.C.                                   112,630     451,951
    BBA Aviation P.L.C.                                     103,528     517,415
    Beazley P.L.C.                                           55,793     421,444

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Bellway P.L.C.                                              12,958 $610,863
    BGEO Group P.L.C.                                            3,318  172,488
    Bloomsbury Publishing P.L.C.                                 3,174    8,344
    Bodycote P.L.C.                                             20,427  280,305
    Booker Group P.L.C.                                        106,110  341,237
    Bovis Homes Group P.L.C.                                    22,990  357,468
    Brewin Dolphin Holdings P.L.C.                              44,712  237,071
    Britvic P.L.C.                                              17,591  183,446
*   BTG P.L.C.                                                  19,029  200,925
*   Cairn Energy P.L.C.                                         56,086  165,018
    Cambian Group P.L.C.                                         9,466   26,114
    Capital & Counties Properties P.L.C.                        53,685  225,455
*   Carclo P.L.C.                                                5,442    6,454
    Card Factory P.L.C.                                         16,012   43,777
#   Carillion P.L.C.                                            70,562   14,893
    Carr's Group P.L.C.                                          4,336    8,817
    Castings P.L.C.                                              4,744   31,014
    Centamin P.L.C.                                             92,292  213,541
    Charles Taylor P.L.C.                                        2,461   10,127
    Chemring Group P.L.C.                                       26,505   72,158
    Chesnara P.L.C.                                             11,741   65,231
    Cineworld Group P.L.C.                                      17,346  126,982
*   Circassia Pharmaceuticals P.L.C.                            12,752   17,288
    Clarkson P.L.C.                                              4,139  185,385
    Close Brothers Group P.L.C.                                 22,276  498,067
    CLS Holdings P.L.C.                                         15,670   52,660
    CMC Markets P.L.C.                                          10,400   23,501
*   Cobham P.L.C.                                              191,030  354,745
    Communisis P.L.C.                                            4,956    4,778
    Computacenter P.L.C.                                         6,264  101,281
    Connect Group P.L.C.                                        19,192   20,367
    Consort Medical P.L.C.                                       6,140  104,418
    Costain Group P.L.C.                                         6,313   41,145
    Countryside Properties P.L.C.                                7,656   34,424
*   Countrywide P.L.C.                                           6,154    7,439
    Cranswick P.L.C.                                             7,947  331,343
    Crest Nicholson Holdings P.L.C.                             21,280  152,746
    CYBG P.L.C.                                                  5,869   26,717
    Daejan Holdings P.L.C.                                       1,099   93,150
    Daily Mail & General Trust P.L.C.                           46,147  417,985
    Dairy Crest Group P.L.C.                                    19,989  167,214
    De La Rue P.L.C.                                             9,274   82,210
#   Debenhams P.L.C.                                           107,504   45,884
    Dechra Pharmaceuticals P.L.C.                                1,405   47,833
    Devro P.L.C.                                                26,046   83,465
*   Dialight P.L.C.                                              1,573   14,486
    Dignity P.L.C.                                               4,062   47,114
    Diploma P.L.C.                                              18,102  300,240
    DiscoverIE Group P.L.C.                                      3,330   17,979
    Dixons Carphone P.L.C.                                       9,519   26,466
    Domino's Pizza Group P.L.C.                                 31,038  148,880
    Drax Group P.L.C.                                           41,675  153,640
    DS Smith P.L.C.                                             12,207   87,246

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Dunelm Group P.L.C.                                          4,588 $ 41,774
*   EI Group P.L.C.                                             52,669  100,436
    Electrocomponents P.L.C.                                    51,458  447,719
    Elementis P.L.C.                                            66,912  274,993
*   EnQuest P.L.C.                                              97,519   51,831
    Entertainment One, Ltd.                                     16,679   76,620
    Equiniti Group P.L.C.                                       12,004   46,231
    Essentra P.L.C.                                             22,437  162,864
    esure Group P.L.C.                                          19,941   67,786
    Euromoney Institutional Investor P.L.C.                      6,853  114,810
    Evraz P.L.C.                                                23,503  124,053
    FDM Group Holdings P.L.C.                                    4,663   62,889
    Fenner P.L.C.                                               33,920  228,146
    Ferrexpo P.L.C.                                             18,404   76,240
    Fidessa Group P.L.C.                                         6,341  212,173
*   Findel P.L.C.                                                2,049    6,629
*   Firstgroup P.L.C.                                          205,148  302,574
*   Flybe Group P.L.C.                                           9,733    4,986
    Foxtons Group P.L.C.                                        12,557   12,171
    Fuller Smith & Turner P.L.C. Class A                         3,070   42,819
*   Future P.L.C.                                                  897    5,003
    Galliford Try P.L.C.                                         6,258   96,978
    Games Workshop Group P.L.C.                                  4,978  165,744
*   Gem Diamonds, Ltd.                                           5,200    6,622
    Genus P.L.C.                                                 7,519  258,447
    Go-Ahead Group P.L.C.                                        7,069  162,238
    Gocompare.Com Group P.L.C.                                  37,856   62,296
    Grafton Group P.L.C.                                        20,029  224,823
    Grainger P.L.C.                                             38,356  157,485
    Greencore Group P.L.C.                                     113,753  314,208
    Greene King P.L.C.                                          25,834  191,472
    Greggs P.L.C.                                               10,069  188,983
*   Gulf Keystone Petroleum, Ltd.                               14,280   24,459
#   GVC Holdings P.L.C.                                         20,433  268,714
    Gym Group P.L.C. (The)                                       4,657   16,330
    Halfords Group P.L.C.                                       20,896  100,900
    Halma P.L.C.                                                10,931  198,390
    Hastings Group Holdings P.L.C.                               9,310   38,989
    Hays P.L.C.                                                241,578  693,524
    Headlam Group P.L.C.                                        10,378   84,730
    Helical P.L.C.                                              12,533   56,665
    Henry Boot P.L.C.                                            6,295   30,558
    Hill & Smith Holdings P.L.C.                                13,250  225,972
    Hilton Food Group P.L.C.                                     5,673   68,449
    Hiscox, Ltd.                                                25,898  520,155
    Hochschild Mining P.L.C.                                    22,160   72,172
    HomeServe P.L.C.                                            28,114  312,676
    Howden Joinery Group P.L.C.                                 77,058  508,133
*   Hunting P.L.C.                                              24,044  209,751
    Huntsworth P.L.C.                                           34,607   41,298
    Ibstock P.L.C.                                              16,334   59,659
    IG Group Holdings P.L.C.                                    32,852  360,711
    IMI P.L.C.                                                  18,574  350,529

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C.                                             40,895 $421,070
*   Indivior P.L.C.                                             57,657  329,406
    Inmarsat P.L.C.                                             28,640  188,775
    Intermediate Capital Group P.L.C.                           18,226  299,673
    International Personal Finance P.L.C.                       19,163   53,954
#*  Interserve P.L.C.                                           22,564   34,227
*   IP Group P.L.C.                                             38,998   70,599
    ITE Group P.L.C.                                            43,356  106,189
    IWG P.L.C.                                                  40,642  153,178
    J D Wetherspoon P.L.C.                                      12,668  226,593
*   Jackpotjoy P.L.C.                                            6,049   69,636
    James Fisher & Sons P.L.C.                                   6,723  144,057
    Jardine Lloyd Thompson Group P.L.C.                         23,553  450,504
    JD Sports Fashion P.L.C.                                    31,776  165,165
    John Laing Group P.L.C.                                      3,891   15,707
    John Menzies P.L.C.                                         12,400  121,235
    John Wood Group P.L.C.                                      49,047  452,127
    Jupiter Fund Management P.L.C.                              28,851  242,377
    Just Group P.L.C.                                           43,301   90,363
*   KAZ Minerals P.L.C.                                         24,781  288,377
    KCOM Group P.L.C.                                           82,289  102,920
    Keller Group P.L.C.                                         11,114  157,657
    Kier Group P.L.C.                                           15,741  235,286
    Ladbrokes Coral Group P.L.C.                                65,974  158,942
    Laird P.L.C.                                                58,804  104,462
*   Lamprell P.L.C.                                             23,029   26,167
    Lancashire Holdings, Ltd.                                   19,067  178,203
*   Lonmin P.L.C.                                               19,216   19,830
    Lookers P.L.C.                                              32,633   42,523
    Low & Bonar P.L.C.                                          24,496   21,000
    LSL Property Services P.L.C.                                 4,553   18,335
    Macfarlane Group P.L.C.                                      6,000    7,156
    Man Group P.L.C.                                           153,074  471,862
*   Management Consulting Group P.L.C.                          25,424    2,303
    Marshalls P.L.C.                                            15,859   93,955
    Marston's P.L.C.                                            65,670  105,372
    McBride P.L.C.                                              27,771   69,880
    McColl's Retail Group P.L.C.                                   626    2,473
    Mears Group P.L.C.                                          15,610   88,654
    Meggitt P.L.C.                                              46,844  308,593
    Melrose Industries P.L.C.                                  126,503  406,547
    Millennium & Copthorne Hotels P.L.C.                        18,286  139,056
    Mitchells & Butlers P.L.C.                                  21,406   78,221
    Mitie Group P.L.C.                                          60,569  152,491
    MJ Gleeson P.L.C.                                            2,472   25,652
    Moneysupermarket.com Group P.L.C.                           28,409  136,609
    Morgan Advanced Materials P.L.C.                            45,131  222,349
    Morgan Sindall Group P.L.C.                                  6,392  114,648
*   Mothercare P.L.C.                                           13,728    8,688
    N Brown Group P.L.C.                                        13,947   39,918
    National Express Group P.L.C.                               64,577  336,263
    NCC Group P.L.C.                                            13,259   37,837
*   New World Resources P.L.C. Class A                           1,390        1

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    NEX Group P.L.C.                                            28,759 $242,080
    Non-Standard Finance P.L.C.                                 13,741   14,620
    Northgate P.L.C.                                            15,578   89,777
*   Nostrum Oil & Gas P.L.C.                                     1,582    6,993
*   Ocado Group P.L.C.                                          33,034  236,372
    OneSavings Bank P.L.C.                                      14,936   84,677
*   Ophir Energy P.L.C.                                         80,346   63,379
    Oxford Instruments P.L.C.                                    9,169  119,898
    Pagegroup P.L.C.                                            38,205  295,277
    Paragon Banking Group P.L.C.                                24,415  171,044
    PayPoint P.L.C.                                              3,824   48,254
    Pendragon P.L.C.                                           128,518   41,435
    Pennon Group P.L.C.                                         28,152  287,778
*   Petra Diamonds, Ltd.                                        85,892   73,034
    Petrofac, Ltd.                                              18,876  142,228
*   Petropavlovsk P.L.C.                                       187,340   22,265
    Pets at Home Group P.L.C.                                   33,160   84,313
    Phoenix Group Holdings                                      27,348  296,842
    Photo-Me International P.L.C.                               39,573  102,698
    Playtech P.L.C.                                             15,534  174,826
    Polypipe Group P.L.C.                                       12,946   72,765
    Porvair P.L.C.                                               3,669   27,651
*   Premier Foods P.L.C.                                       101,428   58,711
*   Premier Oil P.L.C.                                          47,354   55,730
*   PureTech Health P.L.C.                                       6,937   17,840
    PZ Cussons P.L.C.                                           19,655   87,081
    QinetiQ Group P.L.C.                                        35,800  104,654
    Rank Group P.L.C.                                           17,299   55,730
    Rathbone Brothers P.L.C.                                     5,884  227,578
*   Raven Russia, Ltd.                                          13,465    9,516
    Redrow P.L.C.                                               37,196  316,143
    Renewi P.L.C.                                              132,437  190,127
    Renishaw P.L.C.                                              6,328  445,588
*   Renold P.L.C.                                               15,469   11,230
    Restaurant Group P.L.C. (The)                               21,002   75,680
*   Rhi Magnesita NV                                             2,919  188,661
    Ricardo P.L.C.                                               8,508  118,691
    Rightmove P.L.C.                                             6,694  419,600
    RM P.L.C.                                                    5,224   14,141
    Robert Walters P.L.C.                                        4,321   40,246
    Rotork P.L.C.                                               85,396  358,323
    RPC Group P.L.C.                                            43,754  528,596
    RPS Group P.L.C.                                            23,564   97,564
    S&U P.L.C.                                                     354   11,349
    Saga P.L.C.                                                 43,271   70,944
    Savills P.L.C.                                              14,289  208,129
    SDL P.L.C.                                                  12,112   78,777
    Senior P.L.C.                                               73,313  283,514
*   Serco Group P.L.C.                                          85,221  107,372
    Severfield P.L.C.                                            6,026    7,075
    SIG P.L.C.                                                  96,001  221,713
    Soco International P.L.C.                                   20,801   34,089
    Softcat P.L.C.                                               5,929   44,215

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Spectris P.L.C.                                             12,678 $469,675
    Speedy Hire P.L.C.                                          25,705   20,009
    Spirax-Sarco Engineering P.L.C.                              1,540  124,064
    Spire Healthcare Group P.L.C.                                6,694   23,194
    Spirent Communications P.L.C.                               90,196  128,658
    Sportech P.L.C.                                             13,686   15,935
*   Sports Direct International P.L.C.                          21,667  114,469
    SSP Group P.L.C.                                            29,377  254,199
    St. Ives P.L.C.                                             12,718   13,298
    St. Modwen Properties P.L.C.                                32,149  188,444
    Stagecoach Group P.L.C.                                     22,281   47,830
    Sthree P.L.C.                                                8,744   44,122
    Stobart Group, Ltd.                                         22,042   73,616
    Stock Spirits Group P.L.C.                                   8,910   38,499
    Superdry P.L.C.                                              4,673  115,620
    Synthomer P.L.C.                                            42,261  284,515
    T Clarke P.L.C.                                              3,989    4,733
    TalkTalk Telecom Group P.L.C.                               32,034   54,112
    Tarsus Group P.L.C.                                          4,955   23,595
    Tate & Lyle P.L.C.                                          78,351  714,222
    Ted Baker P.L.C.                                             3,691  157,278
    Telecom Plus P.L.C.                                          9,942  163,888
    Thomas Cook Group P.L.C.                                   133,576  239,240
    Topps Tiles P.L.C.                                          10,400   13,700
    TP ICAP P.L.C.                                              51,672  388,820
    Travis Perkins P.L.C.                                       13,002  269,636
    Trifast P.L.C.                                              12,345   44,540
    Trinity Mirror P.L.C.                                       33,660   35,877
    TT Electronics P.L.C.                                       10,027   30,163
*   Tullow Oil P.L.C.                                          249,993  711,372
    U & I Group P.L.C.                                          12,900   37,241
    UBM P.L.C.                                                  33,493  431,808
    UDG Healthcare P.L.C.                                       24,904  290,089
    Ultra Electronics Holdings P.L.C.                           11,876  256,922
*   Vectura Group P.L.C.                                        48,154   66,518
    Vedanta Resources P.L.C.                                     6,711   78,939
    Vesuvius P.L.C.                                             23,643  202,162
    Victrex P.L.C.                                              14,959  542,743
    Virgin Money Holdings UK P.L.C.                             20,444   81,072
    Vitec Group P.L.C. (The)                                     2,694   42,498
*   Volex P.L.C.                                                 1,534    1,557
    Volution Group P.L.C.                                        3,055    9,486
    Vp P.L.C.                                                      998   12,456
    Weir Group P.L.C. (The)                                      9,996  313,392
    WH Smith P.L.C.                                             11,149  338,158
    William Hill P.L.C.                                         89,978  395,656
    Wilmington P.L.C.                                            6,879   23,574
    Wincanton P.L.C.                                            11,886   37,742
*   Wizz Air Holdings P.L.C.                                       622   30,571
    Xaar P.L.C.                                                 10,372   53,884
    XP Power, Ltd.                                               1,056   50,231

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------ ------------
UNITED KINGDOM -- (Continued)
    ZPG P.L.C.                                              15,077 $     73,421
                                                                   ------------
TOTAL UNITED KINGDOM                                                 41,958,479
                                                                   ------------
UNITED STATES -- (0.0%)
    Rayonier Advanced Materials, Inc.                            1           13
                                                                   ------------
TOTAL COMMON STOCKS                                                 249,992,450
                                                                   ------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Biotest AG                                               1,565       49,048
    Draegerwerk AG & Co. KGaA                                  931       90,761
    Fuchs Petrolub SE                                        1,561       85,447
    Jungheinrich AG                                          4,026      199,100
    Sartorius AG                                             1,014      121,357
    Sixt SE                                                  1,425      101,242
    STO SE & Co. KGaA                                          272       43,258
    Villeroy & Boch AG                                       1,074       25,377
                                                                   ------------
TOTAL GERMANY                                                           715,590
                                                                   ------------
TOTAL PREFERRED STOCKS                                                  715,590
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Orocobre, Ltd. Rights 02/02/18                             627           --
*   Westgold Resources., Ltd. Rights 06/30/19                    1           --
                                                                   ------------
TOTAL AUSTRALIA                                                              --
                                                                   ------------
AUSTRIA -- (0.0%)
#*  Intercell AG                                             2,073           --
                                                                   ------------
CANADA -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                              5,800           --
*   QLT, Inc. Warrants 11/23/17 Class A                      5,800           --
                                                                   ------------
TOTAL CANADA                                                                 --
                                                                   ------------
FRANCE -- (0.0%)
#*  CGG SA Rights 02/02/18                                   1,407        1,503
*   CGG SA Warrants 02/21/22                                 1,407           --
*   Maurel et prom Rights 12/31/00                          13,101           --
                                                                   ------------
TOTAL FRANCE                                                              1,503
                                                                   ------------
ISRAEL -- (0.0%)
*   AIrport City, Ltd. Rights 10/30/17                           1            3
                                                                   ------------
JAPAN -- (0.0%)
*   Hoosiers Holdings Rights 03/15/18                        3,500        8,881
                                                                   ------------
SPAIN -- (0.0%)
*   Amper SA Rights 02/05/18                                83,878        1,041
#*  Promotora de Informaciones SA Rights 02/19/18            3,874       10,822

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
#*    Sacyr SA Rights 02/12/18                              48,473 $      3,280
                                                                   ------------
TOTAL SPAIN                                                              15,143
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                    25,530
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         250,733,570
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund                     1,762,191   20,390,313
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $218,723,209)^^                $271,123,883
                                                                   ============

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                -----------   ------------ ------- ------------
 Common Stocks
    Australia                   $    50,537   $ 17,320,033   --    $ 17,370,570
    Austria                              --      3,539,492   --       3,539,492
    Belgium                         121,323      4,500,367   --       4,621,690
    Canada                       20,281,840             90   --      20,281,930
    Denmark                              --      4,831,822   --       4,831,822
    Finland                              --      6,397,147   --       6,397,147
    France                               --     13,102,864   --      13,102,864
    Germany                           9,341     15,135,204   --      15,144,545
    Hong Kong                            --      7,141,855   --       7,141,855
    Ireland                              --        922,099   --         922,099
    Israel                           59,139      2,360,278   --       2,419,417
    Italy                                --     11,320,147   --      11,320,147
    Japan                                --     61,532,746   --      61,532,746
    Netherlands                     237,034      6,706,451   --       6,943,485
    New Zealand                          --      1,632,574   --       1,632,574
    Norway                               --      1,890,941   --       1,890,941
    Portugal                             --      1,212,009   --       1,212,009
    Singapore                            --      2,599,465   --       2,599,465
    Spain                             3,767      6,022,950   --       6,026,717
    Sweden                            8,546      7,512,535   --       7,521,081
    Switzerland                          --     11,581,362   --      11,581,362
    United Kingdom                       --     41,958,479   --      41,958,479
    United States                        13             --   --              13
 Preferred Stocks
    Germany                              --        715,590   --         715,590
 Rights/Warrants
    France                               --          1,503   --           1,503
    Israel                               --              3   --               3
    Japan                                --          8,881   --           8,881
    Spain                                --         15,143   --          15,143
 Securities Lending Collateral           --     20,390,313   --      20,390,313
                                -----------   ------------   --    ------------
 TOTAL                          $20,771,540   $250,352,343   --    $271,123,883
                                ===========   ============   ==    ============

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMETNS
                               JANUARY 31, 2018
                                  (UNAUDITED)
                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
AGENCY OBLIGATIONS -- (5.6%)

Federal Home Loan Bank
       1.250%, 01/16/19                                     $3,000 $ 2,981,772
       1.375%, 05/28/19                                      1,000     991,221
       1.625%, 06/14/19                                      1,200   1,193,030
       2.000%, 09/13/19                                      1,200   1,194,629
       1.500%, 10/21/19                                      1,300   1,286,020
Federal Home Loan Mortgage Corp.
       1.250%, 10/02/19                                      2,100   2,069,229
Federal National Mortgage Association
       1.125%, 10/19/18                                      1,200   1,194,424
       1.125%, 12/14/18                                        500     496,685
       1.375%, 01/28/19                                        500     497,224
       0.875%, 08/02/19                                      1,000     981,860
       1.750%, 09/12/19                                        900     894,996
       1.000%, 10/24/19                                      2,000   1,961,292
                                                                   -----------
TOTAL AGENCY OBLIGATIONS                                            15,742,382
                                                                   -----------
BONDS -- (80.7%)
African Development Bank
       1.625%, 10/02/18                                        500     498,897
       1.000%, 11/02/18                                        500     496,366
       1.125%, 09/20/19                                        500     491,111
Agence Francaise de Developpement
       1.375%, 08/02/19                                        400     393,928
Alberta, Province of Canada
       1.900%, 12/06/19                                        500     495,067
ANZ New Zealand International Ltd.
##     2.250%, 02/01/19                                        300     299,433
##     2.600%, 09/23/19                                      1,000   1,000,808
       2.600%, 09/23/19                                        900     900,728
Apple, Inc.
       1.550%, 02/08/19                                      1,944   1,935,758
       1.700%, 02/22/19                                        500     498,369
       1.500%, 09/12/19                                        400     395,575
       1.800%, 11/13/19                                      1,791   1,775,779
Apple, Inc. Floating Rate Note 3M USD LIBOR + 0.080%, FRN
(r)    1.477%, 02/08/19                                      1,500   1,500,893
(r)    1.691%, 05/06/19                                      1,300   1,304,840
Australia & New Zealand Banking Group, Ltd.
       1.600%, 07/15/19                                        750     740,768
       2.050%, 09/23/19                                        250     248,053
##     2.250%, 12/19/19                                      2,200   2,188,138
Australia & New Zealand Banking Group, Ltd. Floating Rate
  Note 3M USD LIBOR + 0.750%, FRN
(r)##  2.169%, 11/16/18                                      2,000   2,010,097

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
Bank Nederlandse Gemeenten NV
       1.375%, 01/28/19                                      $1,300 $1,290,245
##     1.500%, 02/15/19                                         200    198,562
       1.875%, 06/11/19                                       1,892  1,882,180
       1.750%, 10/30/19                                       2,400  2,375,902
       1.625%, 11/25/19                                         300    295,976
Bank of Montreal Floating Rate Note 3M USD LIBOR + 0.600%,
  FRN
(r)    2.304%, 04/09/18                                       1,000  1,000,980
Bank of Nova Scotia Floating Rate Note 3M USD LIBOR +
  0.380%, FRN
(r)    1.848%, 02/28/19                                       2,000  2,005,312
Bank of Nova Scotia (The)
       2.050%, 10/30/18                                       2,000  1,999,327
Berkshire Hathaway Finance Corp. Floating Rate Note 3M USD
  LIBOR + 0.250%, FRN
(r)    1.955%, 01/11/19                                       2,000  2,004,199
(r)    2.279%, 03/15/19                                         800    806,084
(r)    1.676%, 08/15/19                                         500    501,520
Caisse d'Amortissement de la Dette Sociale
##     1.500%, 01/28/19                                       1,000    993,071
       1.500%, 01/28/19                                       2,100  2,086,230
##     1.750%, 09/24/19                                         300    297,267
       1.750%, 09/24/19                                         410    406,265
Caisse d'Amortissement de la Dette Sociale Floating Rate
  Note 3M USD LIBOR + 0.380%, FRN
(r)##  1.969%, 03/15/18                                         500    500,167
Chevron Corp.
#      1.686%, 02/28/19                                         130    129,324
       1.561%, 05/16/19                                       1,700  1,685,325
Chevron Corp. Floating Rate Note 3M USD LIBOR + 0.500%, FRN
(r)    1.919%, 05/16/18                                         497    497,655
(r)    1.929%, 11/16/18                                         987    990,536
(r)    1.558%, 02/28/19                                         885    885,691
(r)    1.826%, 11/15/19                                         400    402,549
Cisco Systems, Inc.
       2.125%, 03/01/19                                       1,950  1,948,429
       1.400%, 09/20/19                                         861    848,444
Coca-Cola Co. (The)
#      1.650%, 11/01/18                                         181    180,606
Commonwealth Bank of Australia
##     1.375%, 09/06/18                                         968    964,168
       1.750%, 11/02/18                                         500    498,387
       2.250%, 03/13/19                                         436    435,505
       2.300%, 09/06/19                                         517    515,125

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED



                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Commonwealth Bank of Australia Floating Rate Note 3M USD
  LIBOR + 0.790%, FRN
(r)##  2.563%, 11/02/18                                       $  625 $  628,176
(r)    2.649%, 03/15/19                                        2,400  2,423,145
(r)    2.059%, 09/06/19                                          336    337,607
(r)    2.032%, 11/07/19                                          181    182,447
Cooperatieve Rabobank UA
       2.250%, 01/14/19                                        4,630  4,631,209
       1.375%, 08/09/19                                          250    245,791
       2.250%, 01/14/20                                          300    298,663
       4.750%, 01/15/20                                          200    208,430
Cooperatieve Rabobank UA Floating Rate Note 3M USD LIBOR +
  0.510%, FRN
(r)    1.913%, 08/09/19                                        2,388  2,403,149
Council Of Europe Development Bank
#      1.000%, 02/04/19                                        1,100  1,087,363
#      1.500%, 05/17/19                                        3,500  3,468,430
CPPIB Capital, Inc.
###    1.250%, 09/20/19                                          500    490,130
Erste Abwicklungsanstalt
       1.625%, 02/21/19                                        1,400  1,391,891
       1.375%, 10/30/19                                          400    392,326
European Bank for Reconstruction & Development
       1.625%, 11/15/18                                          400    399,396
#      1.750%, 11/26/19                                          886    877,812
European Investment Bank
       1.125%, 08/15/18                                        1,000    996,499
       1.875%, 03/15/19                                          500    498,636
       2.125%, 03/15/19                                          771    770,919
#      1.250%, 05/15/19                                        3,200  3,162,368
       1.125%, 08/15/19                                        2,000  1,967,270
Export Development Canada
       1.500%, 10/03/18                                        1,250  1,245,783
       1.000%, 11/01/18                                          500    496,112
       1.750%, 08/19/19                                        2,700  2,681,344
Exxon Mobil Corp.
       1.708%, 03/01/19                                        1,000    994,814
Exxon Mobil Corp. Floating Rate Note 3M USD LIBOR + 0.600%,
  FRN
(r)    2.068%, 02/28/18                                        1,011  1,011,361
FMS Wertmanagement AoeR
       1.000%, 08/16/19                                        1,800  1,766,394
       1.750%, 01/24/20                                          500    494,719
General Electric Co.
       5.625%, 05/01/18                                        1,197  1,208,071

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
General Electric Co. Floating Rate Note 3M USD LIBOR +
  0.270%, FRN
(r)   1.662%, 08/07/18                                        $  400 $  400,209
(r)   2.232%, 01/14/19                                         1,050  1,052,138
Inter-American Development Bank Floating Rate Note 1M USD
  LIBOR + 0.040%, FRN
(r)   1.601%, 11/26/18                                           959    958,681
International Bank for Reconstruction & Development
      1.000%, 10/05/18                                           669    664,782
      0.875%, 08/15/19                                           500    489,915
      1.875%, 10/07/19                                         1,000    994,164
Kommunalbanken A.S.
      1.125%, 05/23/18                                           500    498,990
      2.125%, 03/15/19                                         2,950  2,947,534
      1.750%, 05/28/19                                           600    596,180
      1.500%, 10/22/19                                         1,034  1,019,683
      1.625%, 01/15/20                                         1,200  1,183,464
Kommunalbanken A.S. Floating Rate Note 3M USD LIBOR +
  0.180%, FRN
(r)   1.616%, 02/20/18                                           500    500,020
Kommunekredit
      1.125%, 08/23/19                                         3,900  3,829,933
Kommuninvest I Sverige AB
      1.125%, 10/09/18                                           810    805,195
      1.000%, 11/13/18                                           700    694,058
      1.125%, 09/17/19                                           800    784,660
      2.000%, 11/12/19                                           700    696,363
Kreditanstalt fuer Wiederaufbau
      1.875%, 04/01/19                                           200    199,435
      1.500%, 09/09/19                                         5,300  5,238,838
      1.250%, 09/30/19                                         2,200  2,164,426
Landeskreditbank Baden-Wuerttemberg Foerderbank
      1.625%, 02/01/19                                           500    497,485
Manitoba, Province of Canada
#     1.750%, 05/30/19                                         3,607  3,582,242
Merck & Co., Inc. Floating Rate Note 3M USD LIBOR + 0.360%,
  FRN
#(r)  1.796%, 05/18/18                                         2,070  2,071,952
Microsoft Corp.
      1.300%, 11/03/18                                           749    745,356
      4.200%, 06/01/19                                           300    308,051
Municipality Finance P.L.C.
##    1.250%, 09/10/18                                           500    497,692
      1.250%, 09/10/18                                         2,600  2,587,998
      1.250%, 04/18/19                                         1,450  1,432,788
      1.750%, 05/21/19                                         2,250  2,235,082
National Australia Bank, Ltd.
      2.000%, 01/14/19                                           500    498,861

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED



                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
       1.375%, 07/12/19                                      $1,700 $1,674,547
National Australia Bank, Ltd. Floating Rate Note 3M USD
  LIBOR + 0.240%, FRN
(r)##  1.985%, 07/25/19                                       1,000    999,635
(r)##  1.717%, 08/29/19                                         400    400,508
(r)##  2.298%, 01/10/20                                         500    503,257
Nederlandse Waterschapsbank NV
##     1.500%, 01/23/19                                       2,200  2,187,328
       1.875%, 03/13/19                                       1,500  1,494,388
       1.750%, 09/05/19                                       1,300  1,288,696
##     1.750%, 09/05/19                                       1,000    991,305
##     1.250%, 09/09/19                                         450    442,515
Nestle Holdings, Inc.
       1.375%, 07/24/18                                         600    598,394
Nordea Bank AB
       2.375%, 04/04/19                                         454    454,043
###    1.625%, 09/30/19                                         449    441,825
Nordea Bank AB Floating Rate Note 3M USD LIBOR + 0.840%, FRN
(r)##  2.440%, 09/17/18                                       2,000  2,009,196
(r)    1.855%, 03/07/19                                       1,000  1,000,212
(r)    1.988%, 04/10/19                                       1,000    999,530
Nordic Investment Bank
       0.875%, 09/27/18                                       1,000    992,856
NRW Bank
       1.875%, 07/01/19                                         500    496,975
       1.250%, 07/29/19                                         260    255,924
       2.000%, 09/23/19                                         300    298,146
Oesterreichische Kontrollbank AG
       1.625%, 03/12/19                                       2,500  2,486,300
       1.125%, 04/26/19                                         600    592,352
       1.750%, 01/24/20                                       1,500  1,483,438
Ontario, Province of Canada
       3.000%, 07/16/18                                         500    502,465
       1.625%, 01/18/19                                       2,100  2,089,816
       2.000%, 01/30/19                                       2,200  2,197,228
       1.250%, 06/17/19                                       2,123  2,093,929
       4.000%, 10/07/19                                         300    308,068
Oracle Corp.
       2.375%, 01/15/19                                       1,787  1,792,238
Oracle Corp. Floating Rate Note 3M USD LIBOR + 0.580%, FRN
(r)    2.300%, 01/15/19                                         328    329,759
Pfizer, Inc.
       1.200%, 06/01/18                                         600    598,852
       2.100%, 05/15/19                                       1,513  1,510,799

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Quebec, Province of Canada Floating Rate Note 3M USD LIBOR +
  0.280%, FRN
(r)  2.025%, 07/21/19                                         $3,655 $3,666,806
Royal Bank of Canada
     2.200%, 07/27/18                                            500    500,595
     2.150%, 03/15/19                                          2,532  2,525,927
     1.625%, 04/15/19                                            990    981,753
     1.500%, 07/29/19                                            810    799,788
Royal Bank of Canada Floating Rate Note 3M USD LIBOR +
  0.400%, FRN
(r)  2.172%, 10/31/18                                          1,000  1,000,881
Shell International Finance BV
     1.625%, 11/10/18                                          1,895  1,888,266
     1.375%, 09/12/19                                            720    708,872
Shell International Finance BV Floating Rate Note 3M USD
  LIBOR + 0.580%, FRN
(r)  1.990%, 11/10/18                                          1,000  1,004,660
(r)  1.899%, 09/12/19                                          2,078  2,088,193
State of North Rhine-Westphalia Germany
     1.375%, 07/16/18                                            500    498,802
     1.875%, 06/17/19                                            300    298,236
     1.625%, 07/25/19                                          1,900  1,880,973
     1.250%, 09/16/19                                          1,500  1,473,807
     1.625%, 01/22/20                                            350    344,802
Statoil ASA
     1.150%, 05/15/18                                          3,030  3,023,911
     2.250%, 11/08/19                                            871    869,517
Statoil ASA Floating Rate Note 3M USD LIBOR + 0.290%, FRN
(r)  1.706%, 05/15/18                                            420    420,233
(r)  1.857%, 11/08/18                                            500    501,525
Svensk Exportkredit AB
     1.125%, 04/05/18                                          1,500  1,498,220
     1.250%, 04/12/19                                            500    494,507
     1.875%, 06/17/19                                          2,500  2,486,625
     1.125%, 08/28/19                                            500    491,157
Svensk Exportkredit AB Floating Rate Note 3M USD LIBOR +
  0.100%, FRN
(r)  1.797%, 10/04/18                                          3,000  3,002,130
Svenska Handelsbanken Floating Rate Note 3M USD LIBOR +
  0.210%, FRN
(r)  1.904%, 01/03/19                                            500    499,999
(r)  1.813%, 02/12/19                                          1,000  1,000,607
Svenska Handelsbanken AB
     2.500%, 01/25/19                                          3,450  3,458,653
     2.250%, 06/17/19                                          2,300  2,295,096
     1.500%, 09/06/19                                            400    394,259

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------ ------------
Svenska Handelsbanken AB Floating Rate Note 3M USD LIBOR
  + 0.490%, FRN
(r)    2.090%, 06/17/19                                   $  500 $    502,426
Swedbank AB
##     2.375%, 02/27/19                                    1,225    1,223,966
Toronto-Dominion Bank (The)
       2.625%, 09/10/18                                    2,198    2,205,559
       1.950%, 01/22/19                                    3,450    3,442,472
       2.125%, 07/02/19                                      215      214,296
       1.900%, 10/24/19                                      354      350,724
       2.250%, 11/05/19                                      300      298,884
Toronto-Dominion Bank (The) Floating Rate Note 3M USD
  LIBOR + 0.840%, FRN
(r)    2.585%, 01/22/19                                      500      503,349
#(r)   2.063%, 08/13/19                                      500      504,061
Total Capital International SA
       2.125%, 01/10/19                                    1,000    1,000,192
Total Capital International SA Floating Rate Note 3M USD
  LIBOR + 0.570%, FRN
(r)    1.980%, 08/10/18                                      750      752,167
(r)    1.963%, 06/19/19                                    1,127    1,131,407
Toyota Motor Credit Corp.
       1.700%, 01/09/19                                    1,397    1,392,267
       2.100%, 01/17/19                                      700      699,953
       1.400%, 05/20/19                                      343      339,266
       2.125%, 07/18/19                                      187      186,502
       2.200%, 01/10/20                                    1,330    1,326,327
Toyota Motor Credit Corp. Floating Rate Note 3M USD
  LIBOR + 0.230%, FRN
(r)    1.646%, 08/15/18                                      500      500,487
(r)    2.121%, 01/17/19                                      236      236,592
USAA Capital Corp. Floating Rate Note 3M USD LIBOR +
  0.230%, FRN
(r)##  2.003%, 02/01/19                                    3,620    3,626,065
Wal-Mart Stores, Inc.
       1.750%, 10/09/19                                    3,330    3,303,893
Westpac Banking Corp.
       2.250%, 01/17/19                                    3,275    3,276,113
       1.600%, 08/19/19                                      665      656,268
Westpac Banking Corp. Floating Rate Note 3M USD LIBOR +
  0.740%, FRN
(r)    2.507%, 07/30/18                                    1,320    1,324,448
(r)    2.202%, 11/23/18                                      250      251,311
(r)    2.123%, 05/13/19                                    1,000    1,006,209
                                                                 ------------
TOTAL BONDS                                                       226,604,597
                                                                 ------------

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                       ---------- ------------
U.S. TREASURY OBLIGATIONS -- (7.4%)
U.S. Treasury Notes
      1.250%, 12/31/18                                 $      500 $    496,953
      1.375%, 12/31/18                                      2,000    1,989,922
      1.500%, 12/31/18                                        500      498,047
      1.125%, 01/15/19                                      1,000      992,344
      1.250%, 01/31/19                                      1,300    1,290,961
      1.500%, 01/31/19                                      1,500    1,493,144
      0.750%, 02/15/19                                        500      493,730
      2.750%, 02/15/19                                      3,000    3,023,789
      1.500%, 02/28/19                                      2,750    2,735,928
      0.875%, 09/15/19                                        500      490,332
      1.000%, 10/15/19                                      1,200    1,178,156
      1.875%, 12/31/19                                      6,000    5,969,297
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     20,652,603
                                                                  ------------
TOTAL INVESTMENT SECURITIES                                        262,999,582
                                                                  ------------
CERTIFICATES OF DEPOSIT -- (0.1%)
Nordea Bank AB
      1.610%, 05/02/18                                        300      299,696
COMMERCIAL PAPER -- (1.8%)
Erste Abwicklungsanstalt
##    1.730%, 04/27/18                                      3,000    2,987,408
PSP Capital, Inc.
##    1.610%, 03/19/18                                      1,000      997,963
United Overseas Bank, Ltd.
##    1.650%, 02/20/18                                        880      879,267
                                                                  ------------
TOTAL COMMERCIAL PAPER                                               4,864,638
                                                                  ------------
                                                         SHARES
                                                       ----------
TEMPORARY CASH INVESTMENTS -- (1.8%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.250%                       5,119,161    5,119,161
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund                      635,270    7,350,707
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $281,724,061)^^                                             $280,633,784
                                                                  ============

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                 ----------   ------------ ------- ------------
Agency Obligations                       --   $ 15,742,382   --    $ 15,742,382
Bonds                                    --    226,604,597   --     226,604,597
U.S. Treasury Obligations                --     20,652,603   --      20,652,603
Certificates of Deposit                  --        299,696   --         299,696
Commercial Paper                         --      4,864,638   --       4,864,638
Temporary Cash Investments       $5,119,161             --   --       5,119,161
Securities Lending Collateral            --      7,350,707   --       7,350,707
                                 ----------   ------------   --    ------------
TOTAL                            $5,119,161   $275,514,623   --    $280,633,784
                                 ==========   ============   ==    ============

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (98.6%)

AUSTRALIA -- (8.2%)

Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21                                           500  $   493,011
    2.625%, 11/09/22                                         1,667    1,633,465
Commonwealth Bank of Australia
##  2.000%, 09/06/21                                         2,000    1,939,616
    3.250%, 01/17/22                                    AUD  1,500    1,219,570
##  2.750%, 03/10/22                                         1,312    1,299,086
    3.250%, 03/31/22                                    AUD  1,000      811,396
National Australia Bank, Ltd.
#   1.875%, 07/12/21                                           500      483,958
    2.800%, 01/10/22                                         3,000    2,983,264
    3.250%, 03/24/22                                    AUD  1,500    1,217,416
    2.500%, 05/22/22                                         1,587    1,553,308
    0.350%, 09/07/22                                    EUR  1,650    2,035,364
Western Australian Treasury Corp.
    2.750%, 10/20/22                                    AUD  3,500    2,829,807
Westpac Banking Corp.
    2.100%, 05/13/21                                         1,200    1,173,640
    2.800%, 01/11/22                                         4,400    4,381,051
    0.250%, 01/17/22                                    EUR    600      741,354
    2.500%, 06/28/22                                         1,412    1,384,885
    2.625%, 12/14/22                                    GBP    400      594,229
                                                                    -----------
TOTAL AUSTRALIA                                                      26,774,420
                                                                    -----------
AUSTRIA -- (3.7%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22                                    GBP  1,836    2,552,008
Republic of Austria Government Bond
##  0.0%, 09/20/22                                      EUR  7,800    9,651,317
                                                                    -----------
TOTAL AUSTRIA                                                        12,203,325
                                                                    -----------
CANADA -- (19.0%)
Alberta, Province of Canada
    1.350%, 09/01/21                                    CAD  5,000    3,933,171
Bank of Montreal
    1.900%, 08/27/21                                         3,930    3,809,210
Bank of Nova Scotia (The)
    2.450%, 03/22/21                                         1,667    1,651,454
    2.700%, 03/07/22                                         2,300    2,272,039
CPPIB Capital, Inc.
    2.250%, 01/25/22                                         1,500    1,475,317
##  2.250%, 01/25/22                                         2,000    1,967,090
Export Development Canada
    2.700%, 10/24/22                                    AUD  3,000    2,411,506
Province of British Columbia Canada
    2.650%, 09/22/21                                           500      500,070
    3.250%, 12/18/21                                    CAD  2,500    2,103,191

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
Province of Manitoba Canada
    1.550%, 09/05/21                                    CAD  3,200  $ 2,534,634
    2.125%, 05/04/22                                         2,000    1,944,679
Province of Ontario Canada
    2.500%, 09/10/21                                           928      919,834
    2.400%, 02/08/22                                         5,000    4,929,574
    3.150%, 06/02/22                                    CAD  2,300    1,926,465
Province of Quebec Canada
    2.375%, 01/31/22                                         5,500    5,420,047
    0.875%, 05/24/22                                    GBP    800    1,111,123
    3.500%, 12/01/22                                    CAD  3,200    2,723,928
Royal Bank of Canada
    2.750%, 02/01/22                                         5,683    5,663,262
    1.968%, 03/02/22                                    CAD  3,611    2,859,442
Toronto-Dominion Bank (The)
    2.125%, 04/07/21                                         1,780    1,746,632
    1.800%, 07/13/21                                         3,000    2,906,332
    1.994%, 03/23/22                                    CAD  5,000    3,968,252
Total Capital Canada, Ltd.
    1.125%, 03/18/22                                    EUR  2,500    3,202,817
                                                                    -----------
TOTAL CANADA                                                         61,980,069
                                                                    -----------
DENMARK -- (0.5%)
Kommunekredit
    0.0%, 09/08/22                                      EUR  1,429    1,754,886
                                                                    -----------
FINLAND -- (1.8%)
Finland Government Bond
##  1.625%, 09/15/22                                    EUR  2,500    3,324,467
OP Corporate Bank P.L.C.
    0.750%, 03/03/22                                    EUR    200      252,279
    0.375%, 10/11/22                                    EUR  1,900    2,348,909
                                                                    -----------
TOTAL FINLAND                                                         5,925,655
                                                                    -----------
FRANCE -- (8.1%)
Agence Francaise de Developpement
    0.125%, 04/30/22                                    EUR  1,700    2,097,804
Caisse d'Amortissement de la Dette Sociale
    1.875%, 02/12/22                                           500      484,078
    0.125%, 11/25/22                                    EUR  4,500    5,562,737
Dexia Credit Local SA
    1.875%, 09/15/21                                         1,000      968,879
    0.625%, 01/21/22                                    EUR  2,400    3,031,766
    0.250%, 06/02/22                                    EUR  2,900    3,598,521
    1.125%, 06/15/22                                    GBP  1,500    2,102,415
French Republic Government Bond OAT
    3.000%, 04/25/22                                    EUR    915    1,279,933
    --%, 05/25/22                                       EUR  3,940    4,880,607

VA GLOBAL BOND PORTFOLIO
CONTINUED



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
FRANCE -- (Continued)
Unedic Asseo
    0.875%, 10/25/22                                    EUR  1,800  $ 2,302,647
                                                                    -----------
TOTAL FRANCE                                                         26,309,387
                                                                    -----------
GERMANY -- (6.1%)
FMS Wertmanagement AoeR
    0.875%, 02/14/22                                    GBP    400      560,977
Kreditanstalt fuer Wiederaufbau
#   2.625%, 01/25/22                                         2,000    2,002,133
    2.125%, 03/07/22                                         5,000    4,905,850
    0.875%, 03/15/22                                    GBP    130      182,242
    0.625%, 07/04/22                                    EUR  1,300    1,652,570
    --%, 12/15/22                                       EUR    500      615,187
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21                                           993      952,539
    0.875%, 03/07/22                                    GBP    100      139,772
Landwirtschaftliche Rentenbank
    2.700%, 09/05/22                                    AUD  2,000    1,607,625
    0.250%, 11/24/22                                    EUR    900    1,121,998
NRW Bank
    0.0%, 08/10/22                                      EUR  1,000    1,231,938
State of North Rhine-Westphalia Germany
    0.0%, 12/05/22                                      EUR  4,080    5,017,644
                                                                    -----------
TOTAL GERMANY                                                        19,990,475
                                                                    -----------
IRELAND -- (0.8%)
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20                                         2,600    2,563,920
                                                                    -----------
JAPAN -- (2.8%)
Toyota Credit Canada, Inc.
    2.020%, 02/28/22                                    CAD  6,750    5,354,232
    2.350%, 07/18/22                                    CAD    800      640,637
Toyota Motor Credit Corp.
    2.750%, 05/17/21                                         2,000    2,004,864
    2.600%, 01/11/22                                         1,218    1,209,095
                                                                    -----------
TOTAL JAPAN                                                           9,208,828
                                                                    -----------
LUXEMBOURG -- (3.2%)
European Financial Stability Facility
    0.0%, 11/17/22                                      EUR  8,004    9,854,943
Nestle Finance International, Ltd.
    1.750%, 09/12/22                                    EUR    500      661,796
                                                                    -----------
TOTAL LUXEMBOURG                                                     10,516,739
                                                                    -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
NETHERLANDS -- (8.4%)
Bank Nederlandse Gemeenten NV
    1.625%, 04/19/21                                         2,300  $ 2,231,616
##  2.375%, 02/01/22                                         3,000    2,965,185
    1.000%, 03/15/22                                    GBP    850    1,192,738
Cooperatieve Rabobank UA
    4.500%, 01/11/21                                         1,000    1,049,680
    2.500%, 01/19/21                                         4,200    4,178,030
    0.125%, 10/11/21                                    EUR    300      371,631
    2.750%, 01/10/22                                         1,300    1,294,665
    4.000%, 01/11/22                                    EUR    850    1,210,582
    4.750%, 06/06/22                                    EUR    300      443,592
Nederlandse Waterschapsbank NV
    1.875%, 04/14/22                                         4,500    4,354,128
    0.500%, 10/27/22                                    EUR    200      251,595
Netherlands Government Bond
    3.750%, 01/15/23                                    EUR  1,100    1,613,547
Shell International Finance BV
    1.750%, 09/12/21                                         4,000    3,869,266
    1.250%, 03/15/22                                    EUR  1,600    2,067,091
    1.000%, 04/06/22                                    EUR    150      191,885
                                                                    -----------
TOTAL NETHERLANDS                                                    27,285,231
                                                                    -----------
NEW ZEALAND -- (1.0%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22                                    EUR  1,900    2,357,213
ASB Finance, Ltd.
    0.500%, 06/10/22                                    EUR    700      869,909
                                                                    -----------
TOTAL NEW ZEALAND                                                     3,227,122
                                                                    -----------
NORWAY -- (2.0%)
Kommunalbanken A.S.
    2.250%, 01/25/22                                         6,700    6,590,462
                                                                    -----------
SINGAPORE -- (0.8%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22                                    EUR  1,970    2,470,942
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.3%)
European Investment Bank
    1.375%, 09/15/21                                         2,400    2,302,313
European Stability Mechanism
    0.0%, 10/18/22                                      EUR  7,950    9,797,013
Inter-American Development Bank
    3.750%, 07/25/22                                    AUD  2,250    1,892,175
International Bank for Reconstruction & Development
    2.000%, 01/26/22                                           500      489,439
    2.600%, 09/20/22                                    AUD  2,000    1,601,725
International Finance Corp.
    2.800%, 08/15/22                                    AUD  2,500    2,022,278

VA GLOBAL BOND PORTFOLIO
CONTINUED



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
     2.125%, 02/01/22                                        2,500  $ 2,456,185
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         20,561,128
                                                                    -----------
SWEDEN -- (8.8%)
Kommuninvest I Sverige AB
     0.250%, 06/01/22                                   SEK 68,000    8,526,247
Nordea Bank AB
##   2.500%, 09/17/20                                        2,000    1,990,206
     2.000%, 02/17/21                                   EUR    150      196,812
###  2.250%, 05/27/21                                        2,000    1,969,887
     3.250%, 07/05/22                                   EUR    500      698,618
Skandinaviska Enskilda Banken AB
     0.300%, 02/17/22                                   EUR  1,500    1,860,406
     1.250%, 08/05/22                                   GBP    100      140,077
Svenska Handelsbanken AB
     2.450%, 03/30/21                                        1,703    1,689,080
     0.250%, 02/28/22                                   EUR  1,047    1,295,079
     1.125%, 12/14/22                                   EUR  1,800    2,304,142
Sweden Government Bond
     3.500%, 06/01/22                                   SEK 56,000    8,171,285
                                                                    -----------
TOTAL SWEDEN                                                         28,841,839
                                                                    -----------
SWITZERLAND -- (0.3%)
Novartis Capital Corp.
     2.400%, 05/17/22                                          958      945,961
                                                                    -----------
UNITED STATES -- (16.8%) 3M Co.
     0.375%, 02/15/22                                   EUR  1,300    1,621,762
Apple, Inc.
     2.250%, 02/23/21                                        1,891    1,872,411
#    1.550%, 08/04/21                                        1,000      963,082
     2.500%, 02/09/22                                        1,700    1,683,730
     2.300%, 05/11/22                                        1,500    1,470,103
Berkshire Hathaway, Inc.
     2.200%, 03/15/21                                        1,310    1,295,060
Chevron Corp.
     2.411%, 03/03/22                                          500      493,368
#    2.498%, 03/03/22                                        3,500    3,464,942
Cisco Systems, Inc.
     2.200%, 02/28/21                                        1,500    1,481,460
Coca-Cola Co. (The)
     1.875%, 10/27/20                                          438      431,396
     3.300%, 09/01/21                                        1,000    1,022,297
     2.200%, 05/25/22                                          210      205,770

                                                      FACE
                                                     AMOUNT^
                                                      (000)     VALUE+
                                                     ------- ------------
       UNITED STATES -- (Continued)
       Colgate-Palmolive Co.
             2.300%, 05/03/22                          3,487 $  3,427,758
       General Electric Co.
             0.375%, 05/17/22                    EUR     600      738,519
             0.375%, 05/17/22                    EUR     700      861,606
       International Business Machines Corp.
             2.250%, 02/19/21                          2,500    2,475,813
             2.500%, 01/27/22                          1,000      990,878
       Johnson & Johnson
             1.650%, 03/01/21                          1,400    1,367,461
             2.250%, 03/03/22                          1,200    1,185,880
       Merck & Co., Inc.
             2.350%, 02/10/22                          2,500    2,472,404
       Microsoft Corp.
             1.550%, 08/08/21                          1,500    1,448,594
       #     2.400%, 02/06/22                          3,621    3,584,458
       Nestle Holdings, Inc.
             1.375%, 07/13/21                          1,000      958,123
       Oracle Corp.
             2.800%, 07/08/21                          2,707    2,719,553
             1.900%, 09/15/21                          3,500    3,407,483
             2.500%, 05/15/22                          2,250    2,225,675
       Pfizer, Inc.
       #     1.950%, 06/03/21                          3,000    2,947,961
             2.200%, 12/15/21                          2,000    1,971,760
             0.250%, 03/06/22                    EUR   1,050    1,302,975
       Procter & Gamble Co. (The)
             1.850%, 02/02/21                          1,307    1,280,504
             2.300%, 02/06/22                          1,000      982,883
             2.150%, 08/11/22                          1,474    1,436,656
             2.000%, 08/16/22                    EUR     100      133,269
       Toyota Motor Credit Corp.
             0.750%, 07/21/22                    EUR     100      126,341
       USAA Capital Corp.
       ##    2.000%, 06/01/21                          1,000      972,224
                                                             ------------
       TOTAL UNITED STATES                                     55,024,159
                                                             ------------
       TOTAL BONDS                                            322,174,548
                                                             ------------
       TOTAL INVESTMENT SECURITIES                            322,174,548
                                                             ------------
                                                     SHARES
       SECURITIES LENDING COLLATERAL -- (1.4%)
       (S)@  DFA Short Term Investment Fund          386,649    4,473,912
                                                             ------------
       TOTAL INVESTMENTS -- (100.0%)
       (Cost $323,454,912)^^                                 $326,648,460
                                                             ============

VA GLOBAL BOND PORTFOLIO
CONTINUED


At January 31, 2018, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                   UNREALIZED
                                                                    FOREIGN
                                                                    EXCHANGE
                                                      SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD   COUNTERPARTY      DATE    (DEPRECIATION)
-------------------   --------------- --------------  ---------- --------------
SGD        504,759    USD     380,093 Citibank, N.A.   02/22/18   $     4,844
USD      2,261,159    EUR   1,813,193 State Street
                                      Bank and Trust   03/27/18         2,026
USD        843,873    AUD   1,042,567 Citibank, N.A.   04/10/18         3,922
USD        844,675    AUD   1,045,416 Bank of
                                      America Corp.    04/10/18         2,428
USD     10,844,791    AUD  13,436,721 Royal Bank of
                                      Scotland         04/24/18        19,207
                                                                  -----------
                                         TOTAL APPRECIATION       $    32,427

USD    $   375,161    SGD     504,759 Citibank, N.A.   02/22/18   $    (9,777)
USD        264,381    EUR     214,320 Citibank, N.A.   03/27/18        (2,649)
USD        529,556    EUR     438,109 Citibank, N.A.   03/27/18       (16,302)
USD      1,207,504    EUR     980,136 Citibank, N.A.   03/27/18       (13,688)
USD      1,399,091    EUR   1,143,734 State Street
                                      Bank and Trust   03/27/18       (25,935)
USD      1,720,350    EUR   1,398,210 State Street
                                      Bank and Trust   03/27/18       (21,738)
USD      1,729,898    EUR   1,443,547 Bank of
                                      America Corp.    03/27/18       (68,677)
USD      2,462,628    EUR   2,031,593 Bank of
                                      America Corp.    03/27/18       (68,619)
USD      3,616,285    EUR   2,989,382 Bank of
                                      America Corp.    03/27/18      (108,311)
USD      4,796,790    EUR   3,859,045 JP Morgan        03/27/18       (11,355)
USD     76,939,339    EUR  63,691,748 Morgan Stanley
                                      and Co.
                                      International    03/27/18    (2,416,868)
USD      1,566,820    AUD   1,958,569 ANZ Securities   04/10/18       (11,115)
USD      1,584,132    AUD   2,007,665 State Street
                                      Bank and Trust   04/10/18       (33,358)
USD      8,410,230    GBP   6,092,659 State Street
                                      Bank and Trust   04/12/18      (264,064)
USD      1,672,308    CAD   2,080,963 Citibank, N.A.   04/17/18       (21,029)
USD     14,745,999    CAD  18,307,323 JP Morgan        04/17/18      (151,176)
USD      9,511,358    CAD  11,853,846 Citibank, N.A.   04/19/18      (134,682)
USD     16,777,346    SEK 133,921,356 Citibank, N.A.   04/20/18      (308,690)
                                                                  -----------
                                        TOTAL (DEPRECIATION)      $(3,688,033)
                                                                  -----------
                                         TOTAL APPRECIATION
                                            (DEPRECIATION)        $(3,655,606)
                                                                  ===========

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia                          --    $ 26,774,420    --    $ 26,774,420
   Austria                            --      12,203,325    --      12,203,325
   Canada                             --      61,980,069    --      61,980,069
   Denmark                            --       1,754,886    --       1,754,886
   Finland                            --       5,925,655    --       5,925,655
   France                             --      26,309,387    --      26,309,387
   Germany                            --      19,990,475    --      19,990,475
   Ireland                            --       2,563,920    --       2,563,920
   Japan                              --       9,208,828    --       9,208,828
   Luxembourg                         --      10,516,739    --      10,516,739
   Netherlands                        --      27,285,231    --      27,285,231
   New Zealand                        --       3,227,122    --       3,227,122
   Norway                             --       6,590,462    --       6,590,462
   Singapore                          --       2,470,942    --       2,470,942
   Supranational Organization
     Obligations                      --      20,561,128    --      20,561,128
   Sweden                             --      28,841,839    --      28,841,839
   Switzerland                        --         945,961    --         945,961
   United States                      --      55,024,159    --      55,024,159
Securities Lending Collateral         --       4,473,912    --       4,473,912
Forward Currency Contracts**          --      (3,655,606)   --      (3,655,606)
                                      --    ------------    --    ------------
TOTAL                                 --    $322,992,854    --    $322,992,854
                                      ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          FACE
                                                        AMOUNT^^^     VALUE+
                                                        ---------  ------------
                                                          (000)
U.S. TREASURY OBLIGATIONS -- (99.3%)
Treasury Inflation Protected Security 0.125%, 01/15/23  $     --   $          1
   0.375%, 07/15/23                                        4,090      4,326,238
   0.625%, 01/15/24                                        9,030      9,618,014
   0.125%, 07/15/24                                        9,850     10,011,330
   0.250%, 01/15/25                                       11,240     11,468,710
   2.375%, 01/15/25                                        5,235      7,709,711
   0.375%, 07/15/25                                       11,040     11,363,481
   0.625%, 01/15/26                                       10,750     11,191,346
   2.000%, 01/15/26                                          497        551,957
   2.000%, 01/15/26                                        4,855      6,698,477
   0.125%, 07/15/26                                        9,750      9,674,891
   0.375%, 01/15/27                                        8,400      8,403,005
   2.375%, 01/15/27                                        4,175      5,895,036
   1.750%, 01/15/28                                        3,730      4,866,689
   3.625%, 04/15/28                                        3,292      6,495,294
   2.500%, 01/15/29                                        4,200      5,767,486
   3.875%, 04/15/29                                        3,040      6,130,301
   3.375%, 04/15/32                                        1,420      2,684,873
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     122,856,840
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         122,856,840
                                                                   ------------

                                                         SHARES
                                                        ---------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   State Street Institutional U.S. Government Money
     Market Fund, 1.250%                                 826,133        826,133
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $125,564,599)^^                $123,682,973
                                                                   ============

VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
CONTINUED

Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                  --------   ------------ ------- ------------
U.S. Treasury Obligations               --   $122,856,840   --    $122,856,840
Temporary Cash Investments        $826,133             --   --         826,133
                                  --------   ------------   --    ------------
TOTAL                             $826,133   $122,856,840   --    $123,682,973
                                  ========   ============   ==    ============

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                       SHARES        VALUE+
                                                      ---------   ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                1,967,596   $ 44,329,948
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                1,351,438     20,636,462
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of
  DFA Investment Dimensions Group Inc.                1,939,878     18,409,439
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc.                1,741,857     18,394,006
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                  664,790     15,901,779
Investment in Emerging Markets Core Equity Portfolio
  of
  DFA Investment Dimensions Group Inc.                  318,094      7,907,805
Investment in DFA Two-Year Global Fixed Income
  Portfolio of
  DFA Investment Dimensions Group Inc.                  738,764      7,291,601
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.                  717,677      7,291,601
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.                  112,877      3,193,280
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.                  158,738      2,295,358
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                   64,699      2,207,536
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $121,795,784)                                 147,858,815
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money
  Market Fund, 1.250% (Cost $74,860)                     74,860         74,860
                                                                  ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost
     $121,870,644)^^                                              $147,933,675
                                                                  ============

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1      LEVEL 2 LEVEL 3    TOTAL
                                    ------------   ------- ------- ------------
Affiliated Investment Companies     $147,858,815     --      --    $147,858,815
Temporary Cash Investments                74,860     --      --          74,860
                                    ------------     --      --    ------------
TOTAL                               $147,933,675     --      --    $147,933,675
                                    ============     ==      ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (19.7%)
*   Amazon.com, Inc.                                       59,408 $86,194,473
    Aptiv P.L.C.                                           45,722   4,338,103
    Aramark                                                68,524   3,139,084
    Best Buy Co., Inc.                                    128,608   9,396,100
*   Bright Horizons Family Solutions, Inc.                  1,338     131,392
*   Burlington Stores, Inc.                                 9,770   1,189,107
#*  CarMax, Inc.                                           30,192   2,154,803
    Carter's, Inc.                                         15,796   1,900,259
    CBS Corp. Class B                                      68,769   3,961,782
    CBS Corp. Class A                                         700      40,341
#   Darden Restaurants, Inc.                               49,578   4,752,051
*   Delphi Technologies P.L.C.                             15,240     841,705
*   DISH Network Corp. Class A                             36,846   1,728,077
    Dollar General Corp.                                   40,468   4,173,060
#   Dunkin' Brands Group, Inc.                              2,071     133,890
    Gap, Inc. (The)                                        81,988   2,725,281
    Genuine Parts Co.                                      33,330   3,468,653
#   Hanesbrands, Inc.                                     183,373   3,982,862
#   Harley-Davidson, Inc.                                  88,754   4,301,019
#   Hasbro, Inc.                                           53,117   5,023,275
    Hilton Worldwide Holdings, Inc.                        46,233   3,959,856
    Home Depot, Inc. (The)                                274,231  55,093,008
#   Interpublic Group of Cos., Inc. (The)                 169,089   3,701,358
    Las Vegas Sands Corp.                                  62,027   4,808,333
#   Leggett & Platt, Inc.                                  46,052   2,141,879
*   Live Nation Entertainment, Inc.                        75,080   3,383,105
    Lowe's Cos., Inc.                                     176,319  18,465,889
*   Lululemon Athletica, Inc.                              15,957   1,247,997
    Marriott International, Inc. Class A                   30,430   4,483,556
    McDonald's Corp.                                       15,927   2,725,747
*   Michael Kors Holdings, Ltd.                            49,034   3,236,244
    NIKE, Inc. Class B                                    172,427  11,762,970
#   Nordstrom, Inc.                                        61,859   3,050,267
*   NVR, Inc.                                               1,490   4,735,473
#*  O'Reilly Automotive, Inc.                              26,800   7,093,692
#   Omnicom Group, Inc.                                   144,355  11,064,811
#   Polaris Industries, Inc.                               25,316   2,860,961
    Pool Corp.                                             16,700   2,258,508
*   Priceline Group, Inc. (The)                             6,390  12,217,999
    Ross Stores, Inc.                                      63,156   5,203,423
    Scripps Networks Interactive, Inc. Class A             34,195   3,008,818
    Service Corp. International                            77,715   3,106,269
*   ServiceMaster Global Holdings, Inc.                    58,850   3,102,572
#   Six Flags Entertainment Corp.                           1,644     111,069
    Starbucks Corp.                                       300,060  17,046,409
    Thor Industries, Inc.                                   6,848     935,848
    TJX Cos., Inc. (The)                                  123,874   9,949,560
    Tractor Supply Co.                                     41,543   3,167,654
#*  Ulta Salon Cosmetics & Fragrance, Inc.                 13,865   3,079,416
    Vail Resorts, Inc.                                     15,055   3,290,421
    VF Corp.                                               44,167   3,583,710

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
    Walt Disney Co. (The)                                 168,155 $ 18,273,404
#   Williams-Sonoma, Inc.                                  20,148    1,032,182
    Wyndham Worldwide Corp.                                47,661    5,916,160
#   Wynn Resorts, Ltd.                                     43,947    7,277,184
    Yum! Brands, Inc.                                      12,200    1,031,998
                                                                  ------------
Total Consumer Discretionary                                       390,983,067
                                                                  ------------
Consumer Staples -- (9.3%)
    Altria Group, Inc.                                    432,200   30,400,948
#*  Blue Buffalo Pet Products, Inc.                        51,450    1,748,271
    Brown-Forman Corp. Class A                             15,971    1,101,999
#   Brown-Forman Corp. Class B                             81,218    5,628,407
#   Campbell Soup Co.                                     133,322    6,206,139
#   Casey's General Stores, Inc.                           15,128    1,832,152
    Church & Dwight Co., Inc.                              76,735    3,748,505
    Clorox Co. (The)                                       57,182    8,102,118
    Coca-Cola Co. (The)                                   367,291   17,479,379
    Constellation Brands, Inc. Class A                     18,546    4,070,291
    Costco Wholesale Corp.                                 92,894   18,102,254
    Dr Pepper Snapple Group, Inc.                          95,618   11,412,008
    Estee Lauder Cos., Inc. (The) Class A                  20,027    2,702,844
#   General Mills, Inc.                                   104,412    6,107,058
#*  Herbalife, Ltd.                                        34,044    2,825,311
    Hershey Co. (The)                                      20,120    2,219,840
    Ingredion, Inc.                                        16,397    2,355,265
#   Kellogg Co.                                            39,184    2,668,822
    Kimberly-Clark Corp.                                   67,976    7,953,192
*   Monster Beverage Corp.                                 23,100    1,576,113
#   National Beverage Corp.                                 2,688      296,943
    PepsiCo, Inc.                                         326,850   39,320,055
#*  Pilgrim's Pride Corp.                                  60,125    1,669,671
    Sysco Corp.                                            85,569    5,379,723
                                                                  ------------
Total Consumer Staples                                             184,907,308
                                                                  ------------
Energy -- (0.2%)
    Cimarex Energy Co.                                      6,395      717,519
#   Core Laboratories NV                                   10,938    1,250,214
*   Newfield Exploration Co.                               36,932    1,169,267
                                                                  ------------
Total Energy                                                         3,137,000
                                                                  ------------
Financials -- (2.2%)
    American Express Co.                                    1,766      175,540
    Aon P.L.C.                                             32,875    4,673,839
#*  Credit Acceptance Corp.                                 3,718    1,225,862
    Eaton Vance Corp.                                      35,202    2,034,676
    Erie Indemnity Co. Class A                             10,053    1,193,894
#   FactSet Research Systems, Inc.                         14,855    2,981,250
    Lazard, Ltd. Class A                                   40,060    2,346,314
    LPL Financial Holdings, Inc.                            9,714      579,537
    MarketAxess Holdings, Inc.                              8,581    1,683,678
    Marsh & McLennan Cos., Inc.                            96,020    8,019,591
    MSCI, Inc.                                             40,997    5,708,012

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Financials -- (Continued)
    S&P Global, Inc.                                       48,433 $  8,771,216
    SEI Investments Co.                                    23,421    1,760,088
    T Rowe Price Group, Inc.                               27,749    3,097,621
                                                                  ------------
Total Financials                                                    44,251,118
                                                                  ------------
Health Care -- (12.8%)
    AbbVie, Inc.                                          368,259   41,326,025
    AmerisourceBergen Corp.                                47,297    4,714,092
    Amgen, Inc.                                            78,509   14,606,599
    Becton Dickinson and Co.                                6,519    1,583,726
*   Biogen, Inc.                                           42,742   14,866,095
*   Bioverativ, Inc.                                       18,946    1,952,575
    Bristol-Myers Squibb Co.                               57,666    3,609,891
*   Catalent, Inc.                                         23,059    1,073,166
*   Celgene Corp.                                         103,477   10,467,733
*   Cerner Corp.                                           59,607    4,120,632
*   Charles River Laboratories International, Inc.          1,750      184,520
*   Edwards Lifesciences Corp.                             28,865    3,653,732
    Encompass Health Corp.                                 22,702    1,201,390
*   Exelixis, Inc.                                         12,784      387,483
    Gilead Sciences, Inc.                                 364,242   30,523,479
*   Hologic, Inc.                                          83,938    3,584,153
*   IDEXX Laboratories, Inc.                               30,716    5,745,121
    Johnson & Johnson                                     422,201   58,343,956
*   Mettler-Toledo International, Inc.                     11,085    7,485,257
*   PRA Health Sciences, Inc.                                 570       51,904
*   Regeneron Pharmaceuticals, Inc.                         7,864    2,883,336
    UnitedHealth Group, Inc.                              147,337   34,886,455
    Zoetis, Inc.                                           87,453    6,710,269
                                                                  ------------
Total Health Care                                                  253,961,589
                                                                  ------------
Industrials -- (18.9%)
    3M Co.                                                135,320   33,897,660
#   Acuity Brands, Inc.                                     4,367      674,440
    Allegion P.L.C.                                        34,897    3,004,981
#   Allison Transmission Holdings, Inc.                    75,770    3,352,065
    American Airlines Group, Inc.                         119,676    6,500,800
    AO Smith Corp.                                         35,388    2,363,211
    Boeing Co. (The)                                      130,806   46,353,722
    BWX Technologies, Inc.                                 26,120    1,657,053
    Caterpillar, Inc.                                      79,576   12,953,381
#   CH Robinson Worldwide, Inc.                            74,267    6,792,460
    Cintas Corp.                                           44,334    7,468,062
*   Copart, Inc.                                           69,303    3,054,183
    CSX Corp.                                              91,879    5,215,971
    Deere & Co.                                            50,292    8,369,595
    Donaldson Co., Inc.                                    39,208    1,986,277
    Emerson Electric Co.                                  109,897    7,937,860
    Expeditors International of Washington, Inc.           49,897    3,240,810
#   Fastenal Co.                                          118,433    6,509,078
    Fortive Corp.                                          42,832    3,256,089
    General Dynamics Corp.                                 50,264   11,182,735

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    Graco, Inc.                                            26,082 $  1,220,638
    Harris Corp.                                           50,535    8,054,268
*   HD Supply Holdings, Inc.                               52,387    2,037,330
#   HEICO Corp.                                            10,000      803,200
    HEICO Corp. Class A                                    14,338      944,157
    Honeywell International, Inc.                         102,585   16,379,747
    Hubbell, Inc.                                           6,680      908,146
    Huntington Ingalls Industries, Inc.                    20,490    4,867,195
    Illinois Tool Works, Inc.                              59,839   10,392,239
    JB Hunt Transport Services, Inc.                       58,126    7,023,365
    KAR Auction Services, Inc.                             31,454    1,715,501
    Lennox International, Inc.                             15,817    3,446,682
    Lincoln Electric Holdings, Inc.                        18,914    1,845,439
    Lockheed Martin Corp.                                  54,610   19,378,359
#*  Middleby Corp. (The)                                   12,935    1,762,523
    MSC Industrial Direct Co., Inc. Class A                 7,668      719,872
    Nordson Corp.                                          16,965    2,438,210
    Northrop Grumman Corp.                                 30,714   10,459,038
    Old Dominion Freight Line, Inc.                        11,318    1,657,521
    Raytheon Co.                                           12,885    2,692,192
    Robert Half International, Inc.                        47,308    2,738,187
    Rockwell Automation, Inc.                              17,000    3,353,930
    Rockwell Collins, Inc.                                 24,140    3,343,149
    Rollins, Inc.                                          38,736    1,911,234
#*  Sensata Technologies Holding NV                        11,511      647,494
    Southwest Airlines Co.                                 80,678    4,905,222
    Spirit Aerosystems Holdings, Inc. Class A              27,480    2,812,853
    Toro Co. (The)                                         31,222    2,049,724
*   TransUnion                                             25,284    1,500,858
    Union Pacific Corp.                                   173,992   23,227,932
    United Parcel Service, Inc. Class B                   143,012   18,208,288
*   United Rentals, Inc.                                   54,974    9,956,341
*   Verisk Analytics, Inc.                                 38,743    3,876,237
*   WABCO Holdings, Inc.                                   17,367    2,681,291
    Waste Management, Inc.                                111,980    9,902,391
    Watsco, Inc.                                            6,690    1,202,795
#   WW Grainger, Inc.                                      28,407    7,660,232
                                                                  ------------
Total Industrials                                                  374,494,213
                                                                  ------------
Information Technology -- (24.3%)
    Accenture P.L.C. Class A                              131,403   21,116,462
    Alliance Data Systems Corp.                            31,449    8,071,700
    Amphenol Corp. Class A                                 46,782    4,339,966
    Apple, Inc.                                           435,738   72,955,613
    Applied Materials, Inc.                               172,554    9,254,071
    Automatic Data Processing, Inc.                        76,888    9,505,663
*   Black Knight, Inc.                                      2,843      140,729
    Booz Allen Hamilton Holding Corp.                      52,858    2,070,976
    Broadridge Financial Solutions, Inc.                   32,370    3,120,792
*   Cadence Design Systems, Inc.                           66,600    2,987,676
    CDK Global, Inc.                                       54,686    3,898,565
    CDW Corp.                                              96,150    7,191,059

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
*   Citrix Systems, Inc.                                   61,695 $  5,722,828
*   CommScope Holding Co., Inc.                            66,849    2,582,377
    CSRA, Inc.                                             48,793    1,623,831
    DXC Technology Co.                                     22,379    2,227,829
*   Electronic Arts, Inc.                                  32,601    4,139,023
*   F5 Networks, Inc.                                      23,323    3,371,106
#*  First Data Corp. Class A                              202,161    3,578,250
*   Fiserv, Inc.                                           48,037    6,765,531
*   FleetCor Technologies, Inc.                            14,054    2,986,475
    Genpact, Ltd.                                          15,466      524,916
    International Business Machines Corp.                 271,597   44,460,429
    Intuit, Inc.                                           44,452    7,463,491
*   IPG Photonics Corp.                                       129       32,502
    Jack Henry & Associates, Inc.                          32,764    4,084,360
    KLA-Tencor Corp.                                       67,921    7,457,726
    Lam Research Corp.                                     16,530    3,165,826
    Mastercard, Inc. Class A                              214,420   36,236,980
    Maxim Integrated Products, Inc.                        55,215    3,368,115
    MAXIMUS, Inc.                                           8,966      611,302
    Microsoft Corp.                                       798,188   75,835,842
    NetApp, Inc.                                           38,560    2,371,440
    NVIDIA Corp.                                           87,422   21,488,328
    Paychex, Inc.                                          62,724    4,280,913
#*  Red Hat, Inc.                                          13,431    1,764,565
#   Sabre Corp.                                           102,486    2,128,634
#   Seagate Technology P.L.C.                             182,925   10,097,460
    Skyworks Solutions, Inc.                               43,035    4,183,432
*   Take-Two Interactive Software, Inc.                    11,979    1,517,380
    Texas Instruments, Inc.                               204,723   22,451,971
    Total System Services, Inc.                            56,267    4,999,886
#*  Ubiquiti Networks, Inc.                                12,800    1,032,576
    Versum Materials, Inc.                                  4,378      161,110
    Visa, Inc. Class A                                    272,526   33,855,905
#   Western Union Co. (The)                               223,401    4,644,507
#*  Worldpay, Inc. Class A                                 51,965    4,173,309
*   Zebra Technologies Corp. Class A                       14,652    1,804,540
                                                                  ------------
Total Information Technology                                       481,847,967
                                                                  ------------
Materials -- (4.4%)
    Avery Dennison Corp.                                   45,000    5,520,600
*   Axalta Coating Systems, Ltd.                           88,867    2,799,311
*   Berry Global Group, Inc.                               62,940    3,725,419
    Celanese Corp. Series A                                27,982    3,026,533
    Chemours Co. (The)                                     65,416    3,376,774
*   Crown Holdings, Inc.                                   48,968    2,842,592
    Ecolab, Inc.                                           28,738    3,956,648
    Graphic Packaging Holding Co.                          70,823    1,143,791
    Huntsman Corp.                                         15,100      522,007
    International Flavors & Fragrances, Inc.               13,628    2,048,288
    International Paper Co.                                74,845    4,704,757
    LyondellBasell Industries NV Class A                   86,371   10,350,701
    Monsanto Co.                                           46,463    5,659,193

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
      NewMarket Corp.                                      3,727 $    1,481,818
      Packaging Corp. of America                          41,065      5,158,996
      PPG Industries, Inc.                                56,447      6,701,952
      Praxair, Inc.                                       55,360      8,940,086
      RPM International, Inc.                             32,103      1,675,777
#     Scotts Miracle-Gro Co. (The)                        17,670      1,595,071
#     Sealed Air Corp.                                    72,492      3,432,496
      Sherwin-Williams Co. (The)                          14,747      6,151,121
#     Southern Copper Corp.                               16,394        795,929
#     WR Grace & Co.                                      18,777      1,386,118
                                                                 --------------
Total Materials                                                      86,995,978
                                                                 --------------
Real Estate -- (0.1%)
*     CBRE Group, Inc. Class A                            28,981      1,324,142
                                                                 --------------
Telecommunication Services -- (3.2%)
      Verizon Communications, Inc.                     1,123,205     60,731,695
#*    Zayo Group Holdings, Inc.                           86,196      3,163,393
                                                                 --------------
Total Telecommunication Services                                     63,895,088
                                                                 --------------
Utilities -- (0.1%)
      NRG Energy, Inc.                                    25,819        671,552
                                                                 --------------
TOTAL COMMON STOCKS                                               1,886,469,022
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       1,886,469,022
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government
        Money Market Fund, 1.250%                      2,477,810      2,477,810
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund                   8,050,810     93,155,928
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,425,776,118)^^            $1,982,102,760
                                                                 ==============

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                               LEVEL 1         LEVEL 2   LEVEL 3     TOTAL
                           ---------------   ----------- ------- --------------
Common Stocks
   Consumer Discretionary  $   390,983,067            --   --    $  390,983,067
   Consumer Staples            184,907,308            --   --       184,907,308
   Energy                        3,137,000            --   --         3,137,000
   Financials                   44,251,118            --   --        44,251,118
   Health Care                 253,961,589            --   --       253,961,589
   Industrials                 374,494,213            --   --       374,494,213
   Information Technology      481,847,967            --   --       481,847,967
   Materials                    86,995,978            --   --        86,995,978
   Real Estate                   1,324,142            --   --         1,324,142
   Telecommunication
     Services                   63,895,088            --   --        63,895,088
   Utilities                       671,552            --   --           671,552
Temporary Cash
  Investments                    2,477,810            --   --         2,477,810
Securities Lending
  Collateral                            --   $93,155,928   --        93,155,928
                           ---------------   -----------   --    --------------
TOTAL                      $1,888,946,832    $93,155,928   --    $1,982,102,760
                           ===============   ===========   ==    ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                             SHARES    VALUE+
                                                             ------- ----------
COMMON STOCKS -- (86.2%)

Consumer Discretionary -- (17.5%)
*   1-800-Flowers.com, Inc. Class A                            4,297 $   44,796
#*  AMC Networks, Inc. Class A                                30,476  1,572,257
    American Eagle Outfitters, Inc.                           80,546  1,449,828
*   Asbury Automotive Group, Inc.                             15,970  1,160,220
#*  At Home Group, Inc.                                       16,145    511,474
#   Big Lots, Inc.                                            22,179  1,348,040
    BJ's Restaurants, Inc.                                    16,637    628,047
    Bloomin' Brands, Inc.                                     82,566  1,818,929
*   Boot Barn Holdings, Inc.                                     561      9,834
*   Buffalo Wild Wings, Inc.                                  11,333  1,779,281
#   Cable One, Inc.                                            3,782  2,670,205
    Capella Education Co.                                      9,209    732,576
#   Carriage Services, Inc.                                   11,255    299,721
*   Carrols Restaurant Group, Inc.                            24,270    302,162
*   Cavco Industries, Inc.                                     6,770  1,036,825
#   Cheesecake Factory, Inc. (The)                            25,084  1,233,882
#   Children's Place, Inc. (The)                              17,021  2,549,746
    Churchill Downs, Inc.                                        890    230,510
#   Cinemark Holdings, Inc.                                   41,606  1,531,101
    Collectors Universe, Inc.                                  7,151    198,226
*   Cooper-Standard Holdings, Inc.                            11,131  1,386,811
#   Cracker Barrel Old Country Store, Inc.                    16,305  2,877,506
*   Crocs, Inc.                                               51,996    702,466
    Culp, Inc.                                                 8,078    256,880
    Dana, Inc.                                                75,321  2,484,840
#*  Dave & Buster's Entertainment, Inc.                       31,334  1,472,698
*   Deckers Outdoor Corp.                                      5,428    465,234
*   Denny's Corp.                                                885     13,266
#   DineEquity, Inc.                                          12,931    716,119
*   Dorman Products, Inc.                                     19,306  1,456,445
#*  Duluth Holdings, Inc. Class B                             14,535    255,961
    Educational Development Corp.                              1,000     21,600
#*  Eldorado Resorts, Inc.                                    10,322    356,625
    Extended Stay America, Inc.                               88,118  1,782,627
#*  Five Below, Inc.                                          45,756  2,970,937
*   Fox Factory Holding Corp.                                 31,487  1,207,526
*   Grand Canyon Education, Inc.                              22,389  2,081,953
#*  Groupon, Inc.                                            356,089  1,883,711
*   Helen of Troy, Ltd.                                        9,209    857,818
*   Hilton Grand Vacations, Inc.                              51,489  2,315,460
*   IMAX Corp.                                                43,905    871,514
*   Installed Building Products, Inc.                         25,597  1,841,704
#*  iRobot Corp.                                              19,687  1,747,221
    Jack in the Box, Inc.                                      9,642    877,326
    John Wiley & Sons, Inc. Class A                           24,386  1,546,072
    Johnson Outdoors, Inc. Class A                             3,862    232,763
*   La Quinta Holdings, Inc.                                  87,686  1,747,582
    La-Z-Boy, Inc.                                            25,257    761,499
    LCI Industries                                            16,366  1,804,351
*   Liberty Interactive Corp., QVC Group Class A               3,248     91,236
*   Lindblad Expeditions Holdings, Inc.                       23,418    217,085

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
#   Lithia Motors, Inc. Class A                               11,450 $1,430,792
*   Malibu Boats, Inc. Class A                                17,492    581,784
    Marine Products Corp.                                     14,128    206,269
    Marriott Vacations Worldwide Corp.                        13,528  2,060,720
*   MCBC Holdings, Inc.                                       10,671    257,918
#*  McClatchy Co. (The) Class A                                2,700     24,705
#   Meredith Corp.                                            22,677  1,499,857
#   Monro, Inc.                                               24,950  1,409,675
#*  Murphy USA, Inc.                                          18,519  1,579,856
    Nathan's Famous, Inc.                                        430     30,702
#   New York Times Co. (The) Class A                          88,622  2,060,461
#   Nexstar Media Group, Inc. Class A                         20,732  1,556,973
#   Nutrisystem, Inc.                                         26,478  1,145,173
#*  Ollie's Bargain Outlet Holdings, Inc.                     30,203  1,677,777
*   Overstock.com, Inc.                                       15,250  1,047,675
    Oxford Industries, Inc.                                   12,702  1,000,918
#   Papa John's International, Inc.                           21,140  1,371,775
#   PetMed Express, Inc.                                      16,552    748,150
*   Planet Fitness, Inc. Class A                              16,290    549,950
*   Potbelly Corp.                                            14,986    181,331
#   Red Rock Resorts, Inc. Class A                            41,999  1,458,625
    Ruth's Hospitality Group, Inc.                            26,124    619,139
#*  Shutterfly, Inc.                                          25,445  1,734,077
    Sinclair Broadcast Group, Inc. Class A                    35,621  1,321,539
#*  Sleep Number Corp.                                        35,744  1,345,404
#   Sonic Corp.                                               23,595    609,695
*   Sotheby's                                                 33,490  1,766,932
#*  Sportsman's Warehouse Holdings, Inc.                      28,414    144,059
*   Steven Madden, Ltd.                                       33,438  1,544,836
*   Stoneridge, Inc.                                          22,844    556,023
    Strayer Education, Inc.                                    9,656    892,987
    Sturm Ruger & Co., Inc.                                   12,810    678,290
    Superior Uniform Group, Inc.                               8,519    200,708
    TEGNA, Inc.                                               36,500    528,155
#*  Tempur Sealy International, Inc.                          35,100  2,093,364
    Tenneco, Inc.                                             37,543  2,177,869
    Texas Roadhouse, Inc.                                     42,904  2,519,323
    Tile Shop Holdings, Inc.                                  35,779    334,534
    Tilly's, Inc. Class A                                        702     10,474
*   TopBuild Corp.                                            10,607    811,860
    Tower International, Inc.                                    443     13,379
*   tronc, Inc.                                               22,873    466,609
    Tupperware Brands Corp.                                   35,905  2,073,873
*   Universal Electronics, Inc.                               10,197    470,082
*   Urban Outfitters, Inc.                                    32,411  1,105,539
*   Visteon Corp.                                             21,223  2,760,688
    Wendy's Co. (The)                                        161,512  2,613,264
    Winmark Corp.                                              1,577    211,318
    Winnebago Industries, Inc.                                24,369  1,107,571
    Wolverine World Wide, Inc.                                44,454  1,459,425
    World Wrestling Entertainment, Inc. Class A               29,521  1,043,567

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
*   ZAGG, Inc.                                               9,830 $    164,161
                                                                   ------------
Total Consumer Discretionary                                        113,672,326
                                                                   ------------
Consumer Staples -- (5.5%)
#   B&G Foods, Inc.                                         40,334    1,331,022
#*  Boston Beer Co., Inc. (The) Class A                      6,710    1,273,893
#   Calavo Growers, Inc.                                    16,140    1,404,180
*   Central Garden & Pet Co.                                 9,573      375,166
*   Central Garden & Pet Co. Class A                        30,038    1,133,033
#*  Chefs' Warehouse, Inc. (The)                             6,736      137,078
    Coca-Cola Bottling Co. Consolidated                      5,146    1,042,168
*   Craft Brew Alliance, Inc.                                8,789      170,067
    Energizer Holdings, Inc.                                37,974    2,210,846
*   Farmer Brothers Co.                                      8,891      280,956
#   Flowers Foods, Inc.                                     97,723    1,916,348
*   HRG Group, Inc.                                        112,720    2,057,140
    Inter Parfums, Inc.                                     22,960    1,046,976
    J&J Snack Foods Corp.                                   10,138    1,403,505
    John B. Sanfilippo & Son, Inc.                           6,912      432,829
    Lancaster Colony Corp.                                  17,065    2,191,146
    Limoneira Co.                                            4,045       87,170
    Medifast, Inc.                                          10,251      704,346
#   MGP Ingredients, Inc.                                   16,893    1,512,599
#   National Beverage Corp.                                 19,515    2,155,822
    Nu Skin Enterprises, Inc. Class A                       33,453    2,403,263
    Oil-Dri Corp. of America                                 1,444       56,157
*   Performance Food Group Co.                              45,022    1,546,506
#   PriceSmart, Inc.                                        16,401    1,397,365
*   Primo Water Corp.                                       22,637      293,602
#*  Rite Aid Corp.                                         247,248      539,001
    Rocky Mountain Chocolate Factory, Inc.                   2,500       30,975
#   Sanderson Farms, Inc.                                    4,632      587,801
*   Sprouts Farmers Market, Inc.                            85,179    2,379,049
#   Tootsie Roll Industries, Inc.                            5,061      181,184
    Turning Point Brands, Inc.                               8,966      197,252
    United-Guardian, Inc.                                    2,424       45,935
*   USANA Health Sciences, Inc.                             19,354    1,444,776
#   Vector Group, Ltd.                                      23,719      505,215
#   WD-40 Co.                                               11,397    1,410,379
                                                                   ------------
Total Consumer Staples                                               35,884,750
                                                                   ------------
Energy -- (1.6%)
*   Abraxas Petroleum Corp.                                 77,352      184,871
    Arch Coal, Inc. Class A                                 14,838    1,335,568
#*  Carrizo Oil & Gas, Inc.                                 55,093    1,107,920
#   CVR Energy, Inc.                                        14,441      516,843
    Evolution Petroleum Corp.                               23,671      181,083
#*  Kosmos Energy, Ltd.                                    121,022      836,262
#*  Laredo Petroleum, Inc.                                 158,812    1,545,241
#*  Matador Resources Co.                                   56,950    1,845,750
    Panhandle Oil and Gas, Inc. Class A                      9,614      195,645
*   Penn Virginia Corp.                                      6,178      260,959

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
*   RigNet, Inc.                                             10,156 $   167,574
*   Southwestern Energy Co.                                 283,867   1,203,596
#*  Weatherford International P.L.C.                        216,256     852,049
                                                                    -----------
Total Energy                                                         10,233,361
                                                                    -----------
Financials -- (6.7%)
    Ameris Bancorp                                           11,222     600,938
    AMERISAFE, Inc.                                           9,246     561,695
    Artisan Partners Asset Management, Inc. Class A          31,260   1,223,829
#   Bank of Hawaii Corp.                                     22,527   1,884,834
    Bank of NT Butterfield & Son, Ltd. (The)                  5,079     204,125
    BGC Partners, Inc. Class A                              134,958   1,931,249
    CoBiz Financial, Inc.                                    20,184     404,891
#   Cohen & Steers, Inc.                                     35,586   1,450,841
    Crawford & Co. Class A                                    5,478      46,782
    Crawford & Co. Class B                                   12,006     113,217
#*  Credit Acceptance Corp.                                     993     327,402
#   CVB Financial Corp.                                      14,918     349,081
    Diamond Hill Investment Group, Inc.                       2,726     573,441
*   Donnelley Financial Solutions, Inc.                      22,441     481,359
    Evercore, Inc. Class A                                   29,655   2,981,810
    Farmers & Merchants Bancorop Inc.                           387      15,743
#   Federated Investors, Inc. Class B                        71,251   2,470,985
#   First Financial Bankshares, Inc.                         34,040   1,581,158
#   Glacier Bancorp, Inc.                                     3,627     142,251
*   Green Dot Corp. Class A                                  27,369   1,676,625
#*  Health Insurance Innovations, Inc. Class A                  747      19,385
    Hennessy Advisors, Inc.                                   3,244      57,970
    Hingham Institution for Savings                              68      14,737
    Houlihan Lokey, Inc.                                     10,602     505,715
    Interactive Brokers Group, Inc. Class A                  38,271   2,448,961
#   Kinsale Capital Group, Inc.                               6,004     286,511
    Lakeland Financial Corp.                                 20,833   1,001,442
#*  LendingTree, Inc.                                         7,132   2,623,506
#   Live Oak Bancshares, Inc.                                 4,325     116,343
    LPL Financial Holdings, Inc.                             41,781   2,492,655
    Moelis & Co. Class A                                     19,917   1,029,709
    Morningstar, Inc.                                        22,114   2,125,598
    OM Asset Management P.L.C.                               85,717   1,533,477
*   PennyMac Financial Services, Inc. Class A                20,961     465,334
    Preferred Bank                                           12,198     785,795
    Primerica, Inc.                                          26,071   2,633,171
    Pzena Investment Management, Inc. Class A                12,278     153,598
#   RLI Corp.                                                22,098   1,420,018
#   ServisFirst Bancshares, Inc.                             33,185   1,407,708
    Silvercrest Asset Management Group, Inc. Class A          5,400      81,000
    Stock Yards Bancorp, Inc.                                13,882     499,058
#   Virtu Financial, Inc. Class A                            29,251     558,694
    Washington Trust Bancorp, Inc.                            7,746     416,735
#   Westamerica Bancorporation                                2,868     170,273
    Westwood Holdings Group, Inc.                             6,705     438,976

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    WisdomTree Investments, Inc.                            106,959 $ 1,239,655
                                                                    -----------
Total Financials                                                     43,548,280
                                                                    -----------
Health Care -- (9.1%)
    Abaxis, Inc.                                             16,531   1,184,446
*   Addus HomeCare Corp.                                        803      28,788
#*  Akorn, Inc.                                              38,858   1,252,005
#*  Amedisys, Inc.                                           26,239   1,406,935
#*  AMN Healthcare Services, Inc.                            39,555   2,122,126
*   ANI Pharmaceuticals, Inc.                                 8,597     577,374
*   Anika Therapeutics, Inc.                                 11,080     739,258
    Atrion Corp.                                              1,606     924,092
*   BioSpecifics Technologies Corp.                           5,244     224,548
#*  BioTelemetry, Inc.                                       25,298     863,927
    Bruker Corp.                                                300      10,683
*   Cambrex Corp.                                            26,930   1,517,505
    Cantel Medical Corp.                                     25,018   2,775,247
#*  Capital Senior Living Corp.                              24,250     273,540
*   Catalent, Inc.                                            3,919     182,390
*   Charles River Laboratories International, Inc.            9,288     979,327
#   Chemed Corp.                                             10,283   2,679,441
*   Civitas Solutions, Inc.                                  17,660     309,933
#   Computer Programs & Systems, Inc.                           965      28,902
*   Concert Pharmaceuticals, Inc.                             3,736      75,019
#*  Corcept Therapeutics, Inc.                               91,027   2,094,986
*   CorVel Corp.                                             15,342     792,414
*   Cotiviti Holdings, Inc.                                  34,931   1,222,585
*   CryoLife, Inc.                                           23,720     447,122
#*  Eagle Pharmaceuticals, Inc.                               1,829     109,319
*   Electromed, Inc.                                          5,391      30,297
*   Emergent BioSolutions, Inc.                              19,845     968,238
*   Enanta Pharmaceuticals, Inc.                              7,994     679,090
    Encompass Health Corp.                                   16,447     870,375
    Ensign Group, Inc. (The)                                 25,288     582,383
*   Enzo Biochem, Inc.                                       32,752     241,055
*   Globus Medical, Inc. Class A                             39,037   1,797,263
*   Haemonetics Corp.                                        17,085   1,104,545
*   HealthStream, Inc.                                       16,567     389,656
*   Heska Corp.                                               5,087     396,532
*   HMS Holdings Corp.                                       64,447   1,103,977
#*  Integra LifeSciences Holdings Corp.                      29,932   1,576,219
#*  iRadimed Corp.                                            1,300      19,240
    LeMaitre Vascular, Inc.                                  13,842     481,702
*   LHC Group, Inc.                                          13,498     847,674
*   Masimo Corp.                                             27,541   2,595,464
#   Meridian Bioscience, Inc.                                32,715     511,990
*   Merit Medical Systems, Inc.                              35,217   1,635,830
*   Myriad Genetics, Inc.                                    30,711   1,132,622
    National Research Corp. Class A                          17,753     668,400
    National Research Corp. Class B                             150       8,403
*   NuVasive, Inc.                                           26,325   1,286,503
*   Omnicell, Inc.                                           35,241   1,728,571

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
*   OraSure Technologies, Inc.                               49,074 $ 1,067,850
*   Orthofix International NV                                13,304     764,182
#   Patterson Cos., Inc.                                     31,958   1,146,973
    Phibro Animal Health Corp. Class A                       15,795     537,820
*   Prestige Brands Holdings, Inc.                           32,507   1,359,768
*   Providence Service Corp. (The)                            1,705     109,683
    Psychemedics Corp.                                        5,287     105,793
*   Quality Systems, Inc.                                    47,351     615,563
*   Quidel Corp.                                             26,143   1,196,826
*   R1 RCM, Inc.                                             60,673     312,466
*   RadNet, Inc.                                             39,035     396,205
*   Select Medical Holdings Corp.                            50,251     889,443
    Simulations Plus, Inc.                                   13,312     214,989
*   Sucampo Pharmaceuticals, Inc. Class A                    33,644     603,910
*   Supernus Pharmaceuticals, Inc.                           36,810   1,437,430
*   Surmodics, Inc.                                           9,362     274,307
#*  Tenet Healthcare Corp.                                   55,972   1,056,751
*   Tivity Health, Inc.                                      39,176   1,518,070
    US Physical Therapy, Inc.                                10,699     812,589
    Utah Medical Products, Inc.                               2,710     244,171
*   Varex Imaging Corp.                                      28,381   1,205,341
                                                                    -----------
Total Health Care                                                    59,348,071
                                                                    -----------
Industrials -- (22.6%)
    AAON, Inc.                                               43,132   1,570,005
    Actuant Corp. Class A                                    37,429     926,368
#   Advanced Drainage Systems, Inc.                          45,348   1,120,096
*   Aerojet Rocketdyne Holdings, Inc.                        57,406   1,578,665
*   Air Transport Services Group, Inc.                       51,552   1,281,583
    Alamo Group, Inc.                                         8,692     999,841
    Albany International Corp. Class A                       22,994   1,458,969
#   Allegiant Travel Co.                                     10,002   1,592,818
    Allied Motion Technologies, Inc.                          6,309     219,869
    Altra Industrial Motion Corp.                            23,764   1,245,234
*   American Woodmark Corp.                                  13,795   1,874,051
#   Apogee Enterprises, Inc.                                 22,474   1,022,792
    Applied Industrial Technologies, Inc.                    16,685   1,230,519
*   Armstrong World Industries, Inc.                         33,694   2,112,614
*   Astronics Corp.                                          14,968     667,573
*   Astronics Corp. Class B                                   1,677      75,549
*   Atkore International Group, Inc.                         37,380     873,944
#*  Avis Budget Group, Inc.                                  51,510   2,315,890
#*  Axon Enterprise, Inc.                                    34,404     910,330
    Barnes Group, Inc.                                       21,646   1,424,090
    Barrett Business Services, Inc.                           5,842     407,129
*   Beacon Roofing Supply, Inc.                              26,729   1,617,104
    Brady Corp. Class A                                      30,546   1,168,384
    Brink's Co. (The)                                        32,135   2,680,059
*   Builders FirstSource, Inc.                               93,710   2,007,268
*   Casella Waste Systems, Inc. Class A                       2,102      53,769
*   Clean Harbors, Inc.                                      33,221   1,838,450
    Comfort Systems USA, Inc.                                31,989   1,362,731

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Commercial Vehicle Group, Inc.                            25,381 $  313,963
*   Continental Building Products, Inc.                       31,414    893,728
#   Covanta Holding Corp.                                    105,991  1,732,953
*   CSW Industrials, Inc.                                      1,415     67,779
#   Deluxe Corp.                                              24,920  1,850,808
    Douglas Dynamics, Inc.                                    18,883    777,980
#*  Dycom Industries, Inc.                                    19,575  2,284,598
    EnerSys                                                   20,596  1,448,105
    EnPro Industries, Inc.                                    15,761  1,386,810
    ESCO Technologies, Inc.                                      700     42,805
    Exponent, Inc.                                            21,702  1,609,203
    Federal Signal Corp.                                      44,240    899,842
    Forrester Research, Inc.                                  13,819    603,199
    Forward Air Corp.                                         24,601  1,493,527
*   Franklin Covey Co.                                         4,446    128,045
    Franklin Electric Co., Inc.                               23,195  1,050,733
*   Generac Holdings, Inc.                                    39,141  1,915,169
#   General Cable Corp.                                        7,166    212,830
    Global Brass & Copper Holdings, Inc.                      18,332    589,374
*   GMS, Inc.                                                 29,567  1,013,557
*   Goldfield Corp. (The)                                     30,796    152,440
    Gorman-Rupp Co. (The)                                     11,034    311,931
    Granite Construction, Inc.                                13,050    870,304
    Griffon Corp.                                             10,599    212,510
    H&E Equipment Services, Inc.                              30,107  1,185,614
*   Harsco Corp.                                              71,814  1,285,471
    Hawaiian Holdings, Inc.                                   13,590    507,586
#   Healthcare Services Group, Inc.                           46,355  2,557,869
    Heartland Express, Inc.                                   70,475  1,599,078
*   Herc Holdings, Inc.                                       23,456  1,541,528
    Herman Miller, Inc.                                       33,558  1,359,099
*   Hill International, Inc.                                  38,988    222,232
    Hillenbrand, Inc.                                         29,642  1,313,141
    HNI Corp.                                                 32,316  1,256,769
#*  Huttig Building Products, Inc.                             3,209     22,656
    Hyster-Yale Materials Handling, Inc.                       1,341    113,569
    Insperity, Inc.                                           37,216  2,279,480
    Insteel Industries, Inc.                                  11,400    357,162
    Interface, Inc.                                           52,864  1,318,957
    ITT, Inc.                                                  6,961    389,816
    John Bean Technologies Corp.                              19,972  2,271,815
    Kadant, Inc.                                               8,200    822,050
    Kaman Corp.                                               12,722    797,669
    KBR, Inc.                                                 65,600  1,334,304
    Kennametal, Inc.                                          44,633  2,177,198
    Kforce, Inc.                                              20,139    522,607
    Kimball International, Inc. Class B                       28,350    526,459
#   Knight-Swift Transportation Holdings, Inc.                62,832  3,128,405
    Knoll, Inc.                                               38,221    876,790
    Landstar System, Inc.                                     26,555  2,948,933
*   Lawson Products, Inc.                                      2,965     70,419
#   Lindsay Corp.                                              4,571    407,779
*   Lydall, Inc.                                              13,928    665,758

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Masonite International Corp.                              17,479 $1,219,160
*   MasTec, Inc.                                              43,331  2,313,875
    Matson, Inc.                                              32,131  1,099,202
    Matthews International Corp. Class A                          39      2,184
    McGrath RentCorp                                          10,063    481,011
*   Mercury Systems, Inc.                                      9,579    459,984
*   Meritor, Inc.                                             77,240  2,107,107
*   Milacron Holdings Corp.                                   35,604    675,408
*   Moog, Inc. Class A                                         7,170    645,730
    MSA Safety, Inc.                                          22,115  1,731,826
    Mueller Industries, Inc.                                  41,766  1,382,037
    Mueller Water Products, Inc. Class A                     111,115  1,292,267
    Multi-Color Corp.                                         13,746  1,065,315
*   NCI Building Systems, Inc.                                51,897    957,500
*   NV5 Global, Inc.                                           7,626    371,767
    Omega Flex, Inc.                                           6,643    406,286
*   On Assignment, Inc.                                       24,819  1,900,391
*   Patrick Industries, Inc.                                  21,276  1,362,728
*   PGT Innovations, Inc.                                     41,701    665,131
    Pitney Bowes, Inc.                                        58,839    830,218
*   Ply Gem Holdings, Inc.                                    53,908  1,156,327
    Primoris Services Corp.                                   38,265    994,890
*   Proto Labs, Inc.                                          10,647  1,164,249
    Quad/Graphics, Inc.                                        3,412     75,473
*   Radiant Logistics, Inc.                                    1,686      8,110
    Raven Industries, Inc.                                    21,637    834,106
*   RBC Bearings, Inc.                                        14,069  1,772,694
*   Rexnord Corp.                                             27,772    780,671
*   Saia, Inc.                                                18,980  1,433,939
    Simpson Manufacturing Co., Inc.                           13,832    812,492
#*  SiteOne Landscape Supply, Inc.                            24,451  1,862,188
*   SP Plus Corp.                                             16,218    625,204
*   SPX Corp.                                                 35,227  1,100,844
    Standex International Corp.                                9,445    991,253
*   Sterling Construction Co., Inc.                           20,237    282,306
    Sun Hydraulics Corp.                                      22,384  1,389,599
#   Tennant Co.                                               13,757    927,222
    Tetra Tech, Inc.                                          26,375  1,310,837
    Timken Co. (The)                                          35,990  1,891,274
*   TPI Composites, Inc.                                      13,958    280,277
*   Trex Co., Inc.                                            21,694  2,420,833
*   TriNet Group, Inc.                                        53,003  2,325,242
*   Univar, Inc.                                               9,000    268,740
    Universal Forest Products, Inc.                              879     32,813
    Universal Logistics Holdings, Inc.                        15,486    360,049
    US Ecology, Inc.                                          16,741    874,717
    Valmont Industries, Inc.                                  11,878  1,943,241
*   Vectrus, Inc.                                              5,550    168,720
    Viad Corp.                                                15,195    863,076
#   Wabash National Corp.                                     51,532  1,331,072
*   WageWorks, Inc.                                           12,926    782,669
    Watts Water Technologies, Inc. Class A                    11,357    905,721
*   Welbilt, Inc.                                             87,750  1,956,825

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Werner Enterprises, Inc.                                10,076 $    410,093
*   Willdan Group, Inc.                                      7,915      179,354
                                                                   ------------
Total Industrials                                                   146,844,347
                                                                   ------------
Information Technology -- (15.0%)
#*  Acacia Communications, Inc.                             11,522      425,277
*   ACI Worldwide, Inc.                                     63,825    1,496,058
*   Acxiom Corp.                                            36,628      991,520
*   Advanced Energy Industries, Inc.                        25,917    1,843,476
#*  Ambarella, Inc.                                         17,801      897,170
    American Software, Inc. Class A                         16,334      204,665
#*  ANGI Homeservices, Inc. Class A                         15,871      212,037
*   Axcelis Technologies, Inc.                              22,924      593,732
    Badger Meter, Inc.                                      24,394    1,175,791
*   Barracuda Networks, Inc.                                40,760    1,122,938
    Belden, Inc.                                             7,738      655,950
#   Blackbaud, Inc.                                         27,883    2,671,749
*   Blackhawk Network Holdings, Inc.                        26,090    1,185,791
    Brooks Automation, Inc.                                 53,103    1,481,574
    Cabot Microelectronics Corp.                            20,643    2,103,315
*   Carbonite, Inc.                                         21,583      543,892
*   Cardtronics P.L.C. Class A                              18,283      447,202
    Cass Information Systems, Inc.                           8,698      504,049
*   Ceva, Inc.                                              13,860      609,840
#*  Cimpress NV                                             21,398    2,726,319
*   Cirrus Logic, Inc.                                      32,319    1,602,053
*   Clearfield, Inc.                                         2,337       30,264
*   Coherent, Inc.                                           1,481      384,349
    Cohu, Inc.                                               1,400       31,878
#*  CommerceHub, Inc. Series A                              11,263      227,738
*   Control4 Corp.                                          17,378      471,118
*   CoreLogic, Inc.                                         41,573    1,968,897
    CSG Systems International, Inc.                         25,304    1,142,982
    CTS Corp.                                                4,464      122,760
*   Data I/O Corp.                                          12,811      145,789
    DST Systems, Inc.                                       18,152    1,513,332
#*  Eastman Kodak Co.                                       24,798      197,144
#   Ebix, Inc.                                               9,368      769,113
#*  Ellie Mae, Inc.                                         16,127    1,507,875
#*  Endurance International Group Holdings, Inc.           109,179      906,186
    Entegris, Inc.                                          73,088    2,379,014
*   ePlus, Inc.                                             11,312      873,286
    EVERTEC, Inc.                                           53,781      841,673
*   ExlService Holdings, Inc.                               24,071    1,462,313
    Fair Isaac Corp.                                         9,267    1,600,040
*   Finjan Holdings, Inc.                                   28,293       54,888
*   FormFactor, Inc.                                        54,559      782,922
    GlobalSCAPE, Inc.                                       14,606       51,851
#*  Globant SA                                              20,285      921,750
#*  GrubHub, Inc.                                            7,497      541,658
#*  GTT Communications, Inc.                                36,615    1,689,782
    Hackett Group, Inc. (The)                               26,753      428,316

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   IEC Electronics Corp.                                      1,200 $    4,656
*   II-VI, Inc.                                               22,308    951,436
*   Integrated Device Technology, Inc.                         5,722    171,088
    InterDigital, Inc.                                        20,174  1,574,581
*   Internap Corp.                                            16,925    283,155
*   Itron, Inc.                                               20,546  1,503,967
    j2 Global, Inc.                                           22,239  1,778,898
*   Lattice Semiconductor Corp.                               40,654    264,658
#   Littelfuse, Inc.                                             703    152,790
#*  Lumentum Holdings, Inc.                                   32,026  1,482,804
*   Luxoft Holding, Inc.                                      14,848    854,502
#*  MACOM Technology Solutions Holdings, Inc.                 12,780    397,458
#*  Manhattan Associates, Inc.                                47,515  2,509,742
    MAXIMUS, Inc.                                             14,478    987,110
#*  MaxLinear, Inc.                                           42,963  1,108,016
#   Mesa Laboratories, Inc.                                    3,356    474,908
    Methode Electronics, Inc.                                 29,908  1,221,742
*   MicroStrategy, Inc. Class A                                4,810    662,481
    MKS Instruments, Inc.                                      8,238    842,747
    Monotype Imaging Holdings, Inc.                           11,936    285,867
*   Nanometrics, Inc.                                         17,595    435,828
*   Napco Security Technologies, Inc.                         12,963    118,611
*   NCR Corp.                                                 51,410  1,928,389
    NIC, Inc.                                                 49,107    815,176
*   Novanta, Inc.                                             29,367  1,700,349
    NVE Corp.                                                  3,091    259,088
*   OSI Systems, Inc.                                         14,275    943,292
*   Park City Group, Inc.                                      1,240     10,726
#*  Paycom Software, Inc.                                     35,245  3,229,852
*   Paylocity Holding Corp.                                    1,827     95,534
*   PFSweb, Inc.                                              19,156    141,371
*   Pixelworks, Inc.                                          20,812    126,745
    Plantronics, Inc.                                         28,312  1,670,125
    Power Integrations, Inc.                                  13,057    975,358
    Progress Software Corp.                                   39,291  1,957,871
*   Rambus, Inc.                                              81,048  1,023,636
*   Rogers Corp.                                               9,271  1,527,675
*   Rudolph Technologies, Inc.                                19,574    512,839
#   Sapiens International Corp. NV                             3,686     45,854
    Science Applications International Corp.                  27,078  2,075,529
*   Semtech Corp.                                             38,567  1,380,699
*   Shutterstock, Inc.                                        23,146  1,024,442
*   Silicon Laboratories, Inc.                                23,359  2,247,136
#*  SolarEdge Technologies, Inc.                              30,053  1,078,903
#*  Stamps.com, Inc.                                          12,050  2,456,392
*   StarTek, Inc.                                             15,953    199,413
    Systemax, Inc.                                            27,056    840,089
*   Teradata Corp.                                             8,028    325,134
    TransAct Technologies, Inc.                                5,315     79,725
*   Travelzoo                                                 10,307     63,903
    TTEC Holdings, Inc.                                       35,198  1,397,361
#*  Tucows, Inc. Class A                                         852     46,178
#*  Ubiquiti Networks, Inc.                                   29,451  2,375,812

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
*   Ultra Clean Holdings, Inc.                               25,333 $   549,473
#*  VeriFone Systems, Inc.                                      556       9,830
*   Verint Systems, Inc.                                     12,011     501,459
*   Web.com Group, Inc.                                      38,194     888,011
*   XO Group, Inc.                                           17,171     327,966
    Xperi Corp.                                               1,552      34,842
*   Zix Corp.                                                33,610     142,170
                                                                    -----------
Total Information Technology                                         97,616,708
                                                                    -----------
Materials -- (6.4%)
    A Schulman, Inc.                                         28,500   1,111,500
*   AdvanSix, Inc.                                           24,148     952,880
    Balchem Corp.                                            18,843   1,488,597
    Bemis Co., Inc.                                           3,745     175,041
    Cabot Corp.                                              26,852   1,816,269
    Chase Corp.                                               7,926     890,486
#   Compass Minerals International, Inc.                     14,327   1,044,438
    Deltic Timber Corp.                                       8,920     843,118
*   Ferro Corp.                                              73,726   1,734,036
*   GCP Applied Technologies, Inc.                           24,841     829,689
    Greif, Inc. Class A                                      13,854     819,048
    Greif, Inc. Class B                                       4,893     311,439
    HB Fuller Co.                                            22,743   1,179,225
*   Ingevity Corp.                                           26,645   1,933,095
    Innophos Holdings, Inc.                                  14,099     652,361
    KapStone Paper and Packaging Corp.                        3,705     128,341
    KMG Chemicals, Inc.                                       8,858     538,124
*   Koppers Holdings, Inc.                                   17,007     778,921
*   Kraton Corp.                                              7,624     383,182
    Kronos Worldwide, Inc.                                   40,315   1,106,647
*   Louisiana-Pacific Corp.                                  76,564   2,267,060
    Myers Industries, Inc.                                   27,115     569,415
    Neenah, Inc.                                             13,844   1,252,882
*   OMNOVA Solutions, Inc.                                   36,205     398,255
#*  Owens-Illinois, Inc.                                     55,364   1,285,552
    PolyOne Corp.                                            49,682   2,159,180
    Quaker Chemical Corp.                                     8,153   1,254,747
    Rayonier Advanced Materials, Inc.                        40,482     765,919
    Schweitzer-Mauduit International, Inc.                   20,379     922,761
    Sensient Technologies Corp.                              21,788   1,565,468
    Silgan Holdings, Inc.                                    64,076   1,915,232
    Stepan Co.                                               16,867   1,322,710
#*  Summit Materials, Inc. Class A                           53,098   1,696,481
    Trinseo SA                                               27,759   2,288,730
    Tronox, Ltd. Class A                                     25,100     492,713
#*  US Concrete, Inc.                                        11,872     924,235
    Worthington Industries, Inc.                             44,214   2,067,447
                                                                    -----------
Total Materials                                                      41,865,224
                                                                    -----------
Real Estate -- (0.7%)
#*  Altisource Portfolio Solutions SA                         5,288     148,064
    HFF, Inc. Class A                                        43,484   2,139,848

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
*     Marcus & Millichap, Inc.                              31,671 $  1,034,058
#*    Maui Land & Pineapple Co., Inc.                       12,438      171,023
      RE/MAX Holdings, Inc. Class A                          9,620      474,747
      RMR Group, Inc. (The) Class A                         11,858      767,805
                                                                   ------------
Total Real Estate                                                     4,735,545
                                                                   ------------
Telecommunication Services -- (0.8%)
*     Boingo Wireless, Inc.                                 34,110      827,168
#     Cogent Communications Holdings, Inc.                   7,753      349,660
*     General Communication, Inc. Class A                   23,138      970,176
      Shenandoah Telecommunications Co.                     43,782    1,488,588
*     Vonage Holdings Corp.                                170,655    1,909,629
                                                                   ------------
Total Telecommunication Services                                      5,545,221
                                                                   ------------
Utilities -- (0.3%)
      Ormat Technologies, Inc.                              23,610    1,654,589
                                                                   ------------
TOTAL COMMON STOCKS                                                 560,948,422
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         560,948,422
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.250%                              2,622,854    2,622,854
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund                     7,510,915   86,908,794
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $509,433,869)^^                $650,480,070
                                                                   ============

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):


                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1        LEVEL 2   LEVEL 3    TOTAL
                                ------------   ----------- ------- ------------
Common Stocks
   Consumer Discretionary       $113,672,326            --   --    $113,672,326
   Consumer Staples               35,884,750            --   --      35,884,750
   Energy                         10,233,361            --   --      10,233,361
   Financials                     43,548,280            --   --      43,548,280
   Health Care                    59,348,071            --   --      59,348,071
   Industrials                   146,844,347            --   --     146,844,347
   Information Technology         97,616,708            --   --      97,616,708
   Materials                      41,865,224            --   --      41,865,224
   Real Estate                     4,735,545            --   --       4,735,545
   Telecommunication Services      5,545,221            --   --       5,545,221
   Utilities                       1,654,589            --   --       1,654,589
Temporary Cash Investments         2,622,854            --   --       2,622,854
Securities Lending Collateral             --   $86,908,794   --      86,908,794
                                ------------   -----------   --    ------------
TOTAL                           $563,571,276   $86,908,794   --    $650,480,070
                                ============   ===========   ==    ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          SHARES    VALUE++
                                                          ------- -----------
COMMON STOCKS -- (93.4%)

AUSTRALIA -- (5.8%)
#   Adelaide Brighton, Ltd.                                12,260 $    64,139
    Amcor, Ltd.                                            77,122     901,799
    AMP, Ltd.                                             239,369   1,011,065
    Aristocrat Leisure, Ltd.                               63,180   1,213,933
    BHP Billiton, Ltd.                                     27,348     668,799
    Brambles, Ltd.                                        135,815   1,080,093
    Caltex Australia, Ltd.                                 17,789     497,914
    CIMIC Group, Ltd.                                       5,853     222,258
    Coca-Cola Amatil, Ltd.                                 54,011     364,569
    Cochlear, Ltd.                                          6,700     935,125
#   Commonwealth Bank of Australia                         45,431   2,882,408
    Computershare, Ltd.                                    46,628     625,875
    CSL, Ltd.                                              23,259   2,734,778
#   Domino's Pizza Enterprises, Ltd.                        3,294     127,017
    Evolution Mining, Ltd.                                 96,290     221,785
#   Flight Centre Travel Group, Ltd.                        2,072      85,132
    Insurance Australia Group, Ltd.                        62,824     365,879
    Macquarie Group, Ltd.                                  13,358   1,108,408
    Magellan Financial Group, Ltd.                         14,276     316,382
    Medibank Pvt, Ltd.                                    178,857     481,626
    Orica, Ltd.                                            32,802     505,938
    Orora, Ltd.                                            66,670     174,540
    Platinum Asset Management, Ltd.                        19,602     131,288
    Qantas Airways, Ltd.                                   74,690     316,530
    Ramsay Health Care, Ltd.                               16,609     916,082
    REA Group, Ltd.                                         5,972     354,776
    Rio Tinto, Ltd.                                        19,440   1,196,886
    Seek, Ltd.                                             18,546     291,949
    Telstra Corp., Ltd.                                   206,163     609,531
#   TPG Telecom, Ltd.                                      33,380     170,900
    Woolworths, Ltd.                                       45,355     985,052
                                                                  -----------
TOTAL AUSTRALIA                                                    21,562,456
                                                                  -----------
AUSTRIA -- (0.3%)
    ANDRITZ AG                                              2,842     170,616
    OMV AG                                                  5,984     385,288
    Voestalpine AG                                          5,877     381,740
                                                                  -----------
TOTAL AUSTRIA                                                         937,644
                                                                  -----------
BELGIUM -- (1.0%)
#   Anheuser-Busch InBev SA/NV                             12,579   1,424,690
    Anheuser-Busch InBev SA/NV Sponsored ADR                2,555     289,941
    Colruyt SA                                              6,221     344,398
#   Proximus SADP                                          16,430     554,083
    Umicore SA                                             20,208   1,063,831
                                                                  -----------
TOTAL BELGIUM                                                       3,676,943
                                                                  -----------
CANADA -- (7.6%)
    Agnico Eagle Mines, Ltd.                                8,326     393,653
*   Air Canada                                              9,313     181,036
    Alimentation Couche-Tard, Inc. Class B                 18,970     992,455

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
CANADA -- (Continued)
    BCE, Inc.                                              7,401 $   346,102
    CAE, Inc.(2125097)                                    22,140     408,483
    CAE, Inc.(2162760)                                     2,400      44,293
    Canadian Imperial Bank of Commerce                    11,010   1,090,210
    Canadian National Railway Co.                         34,122   2,733,855
    Canadian Pacific Railway, Ltd.                         6,572   1,216,083
#   Canadian Tire Corp., Ltd. Class A                      6,700     934,895
    CCL Industries, Inc. Class B                          10,800     516,556
*   CGI Group, Inc. Class A(2159740)                       3,494     199,982
*   CGI Group, Inc. Class A(2411967)                       7,689     439,349
#   CI Financial Corp.                                    27,461     661,073
    Cogeco Communications, Inc.                            1,200      74,341
    Constellation Software, Inc.                           2,045   1,321,951
    Dollarama, Inc.                                        4,000     546,927
    Finning International, Inc.                            1,000      27,537
    George Weston, Ltd.                                    7,000     613,041
    Gildan Activewear, Inc.                               11,916     404,787
    IGM Financial, Inc.                                   10,100     360,726
    Inter Pipeline, Ltd.                                  34,463     660,681
    Jean Coutu Group PJC, Inc. (The) Class A               6,900     135,980
    Keyera Corp.                                           9,500     267,313
    Kirkland Lake Gold, Ltd.                               3,600      54,263
    Loblaw Cos., Ltd.                                      8,753     474,156
    Methanex Corp.                                         7,785     490,066
    Metro, Inc.                                           12,300     411,600
    National Bank of Canada                                9,800     508,644
    Northland Power, Inc.                                 10,923     203,186
*   Nutrien, Ltd.                                         23,375   1,223,440
#   Onex Corp.                                             4,700     352,003
#   Open Text Corp.                                        4,900     167,825
    Peyto Exploration & Development Corp.                  9,975      90,991
    Quebecor, Inc. Class B                                15,866     309,581
    Restaurant Brands International, Inc.                  9,150     552,720
    Rogers Communications, Inc. Class B                   16,758     817,790
    Royal Bank of Canada(2756196)                         26,428   2,264,087
    Royal Bank of Canada(2754383)                         22,390   1,917,167
    Saputo, Inc.                                          14,374     494,676
    Shaw Communications, Inc. Class B                     39,413     860,386
*   Spin Master Corp.                                      2,100      90,539
#   Thomson Reuters Corp.                                 10,296     445,920
    Toromont Industries, Ltd.                              2,700     117,900
    TransCanada Corp.                                     20,637     950,127
    Vermilion Energy, Inc.                                 5,679     214,666
    Waste Connections, Inc.(BYQFRK5)                       1,440     103,493
    Waste Connections, Inc.(BYVG1F6)                          38       2,693
    West Fraser Timber Co., Ltd.                           7,200     503,766
    Winpak, Ltd.                                             600      21,741
                                                                 -----------
TOTAL CANADA                                                      28,214,735
                                                                 -----------
DENMARK -- (1.7%)
    Coloplast A.S. Class B                                 1,542     137,087
    Novo Nordisk A.S. Class B                             93,935   5,213,237

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES  VALUE++
                                                          ------ ----------
DENMARK -- (Continued)
#   Pandora A.S.                                          10,574 $1,002,045
                                                                 ----------
TOTAL DENMARK                                                     6,352,369
                                                                 ----------
FINLAND -- (0.8%)
    Elisa Oyj                                              9,311    396,307
#   Kone Oyj Class B                                      17,147    981,587
    Neste Oyj                                              8,795    608,695
    Orion Oyj Class A                                      1,076     46,215
    Orion Oyj Class B                                      5,502    220,708
    Sampo Oyj Class A                                      4,602    267,366
    Wartsila Oyj Abp                                       5,193    354,780
                                                                 ----------
TOTAL FINLAND                                                     2,875,658
                                                                 ----------
FRANCE -- (9.1%)
    Aeroports de Paris                                     2,346    487,243
    Air Liquide SA                                        15,727  2,120,720
    Airbus SE                                             19,736  2,269,613
    Atos SE                                                8,563  1,350,438
    BioMerieux                                             1,242    117,587
    Bureau Veritas SA                                     23,868    699,407
    Christian Dior SE                                        416    161,069
    Cie Generale des Etablissements Michelin              22,124  3,539,268
    Danone SA                                             14,999  1,290,910
    Dassault Systemes SE                                   2,873    331,208
    Eiffage SA                                             9,241  1,120,333
    Essilor International Cie Generale d'Optique SA        8,553  1,214,224
    Eurofins Scientific SE                                   553    359,982
    Faurecia                                               8,786    788,369
    Getlink SE                                            19,193    269,162
    Hermes International                                   1,059    585,364
    Iliad SA                                               2,257    583,948
    Imerys SA                                              1,384    148,329
    Ingenico Group SA                                      1,959    222,982
    Ipsen SA                                               1,086    152,079
    L'Oreal SA                                             1,568    356,335
    Legrand SA                                            12,067  1,003,947
    LVMH Moet Hennessy Louis Vuitton SE                    9,518  2,981,523
    Publicis Groupe SA                                    16,048  1,109,037
    Safran SA                                             14,362  1,622,635
    Sartorius Stedim Biotech                               1,492    129,244
    SEB SA                                                 1,615    333,662
    Societe BIC SA                                           288     32,980
#   Sodexo SA                                              7,122    912,912
    STMicroelectronics NV                                 28,432    678,952
    Teleperformance                                        4,022    609,549
    Thales SA                                              9,804  1,098,965
*   Ubisoft Entertainment SA                               6,444    551,501
    Valeo SA                                              29,860  2,351,137

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FRANCE -- (Continued)
    Vinci SA                                               19,122 $ 2,066,682
                                                                  -----------
TOTAL FRANCE                                                       33,651,296
                                                                  -----------
GERMANY -- (8.3%)
    Adidas AG                                               3,425     795,885
    Axel Springer SE                                        2,377     208,885
    BASF SE                                                33,823   3,966,683
    Bayer AG                                               26,543   3,478,123
    Beiersdorf AG                                           1,759     208,556
    Brenntag AG                                             4,541     294,793
    Continental AG                                          5,467   1,642,330
    Covestro AG                                            13,746   1,582,855
    Deutsche Boerse AG                                      8,461   1,087,374
    Deutsche Post AG                                       40,021   1,890,368
    Deutsche Telekom AG                                   159,217   2,792,671
    E.ON SE                                               194,218   2,041,439
    Fielmann AG                                             2,346     205,414
    Fresenius Medical Care AG & Co. KGaA                    9,575   1,103,632
    Fresenius SE & Co. KGaA                                16,413   1,436,572
    Fuchs Petrolub SE                                       2,112     107,250
    Hochtief AG                                             1,462     264,392
    Infineon Technologies AG                               34,250     997,229
    KION Group AG                                           5,596     514,355
    Lanxess AG                                              5,771     503,946
    Merck KGaA                                              3,731     408,391
    MTU Aero Engines AG                                     3,372     604,494
    OSRAM Licht AG                                          3,590     313,759
    ProSiebenSat.1 Media SE                                18,700     716,391
    Rational AG                                               183     128,727
    RTL Group SA                                            3,682     312,186
    SAP SE Sponsored ADR                                    4,991     565,231
    Symrise AG                                              6,377     534,405
    ThyssenKrupp AG                                        36,923   1,162,522
    United Internet AG                                      8,307     606,086
    Wacker Chemie AG                                          565     113,368
                                                                  -----------
TOTAL GERMANY                                                      30,588,312
                                                                  -----------
HONG KONG -- (2.9%)
    AIA Group, Ltd.                                       256,600   2,191,749
#   ASM Pacific Technology, Ltd.                           24,400     332,340
    Chow Tai Fook Jewellery Group, Ltd.                    65,800      73,648
    Galaxy Entertainment Group, Ltd.                      106,000     935,120
    Hang Seng Bank, Ltd.                                   24,400     579,729
    Hong Kong Exchanges & Clearing, Ltd.                   54,153   2,042,959
#   Kingston Financial Group, Ltd.                         44,000      34,143
    MGM China Holdings, Ltd.                               87,600     269,354
    Prada SpA                                              49,600     203,209
    Samsonite International SA                            171,300     740,335
    Sands China, Ltd.                                     117,600     698,859
    Techtronic Industries Co., Ltd.                       154,000   1,026,112
    VTech Holdings, Ltd.                                   11,700     161,390
    WH Group, Ltd.                                        769,500     951,412

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
HONG KONG -- (Continued)
    Wynn Macau, Ltd.                                      133,200 $   470,583
                                                                  -----------
TOTAL HONG KONG                                                    10,710,942
                                                                  -----------
IRELAND -- (0.4%)
#   CRH P.L.C. Sponsored ADR                                  600      22,434
    Kerry Group P.L.C. Class A                              4,717     502,644
    Kingspan Group P.L.C.                                   6,912     318,775
    Smurfit Kappa Group P.L.C.                             18,769     658,676
                                                                  -----------
TOTAL IRELAND                                                       1,502,529
                                                                  -----------
ISRAEL -- (0.4%)
    Bezeq The Israeli Telecommunication Corp., Ltd.       220,558     363,531
    Delek Group, Ltd.                                         440      77,352
    Elbit Systems, Ltd.                                     1,308     195,925
    Frutarom Industries, Ltd.                               2,654     276,669
    Israel Chemicals, Ltd.                                 34,492     145,183
    Mizrahi Tefahot Bank, Ltd.                              9,961     193,873
    Nice, Ltd. Sponsored ADR                                  573      52,200
*   Tower Semiconductor, Ltd.                               4,828     167,725
                                                                  -----------
TOTAL ISRAEL                                                        1,472,458
                                                                  -----------
ITALY -- (2.3%)
#   Atlantia SpA                                           24,312     804,718
    CNH Industrial NV                                      91,330   1,350,468
    Enel SpA                                              255,880   1,626,730
    Eni SpA                                                48,811     878,706
    Ferrari NV(BD6G507)                                     5,441     649,180
    Ferrari NV(BZ1GMK5)                                     4,116     491,862
*   Fiat Chrysler Automobiles NV                           54,412   1,315,064
    Leonardo SpA                                           13,454     162,385
    Luxottica Group SpA                                     4,342     279,185
    Moncler SpA                                            10,402     342,801
    Poste Italiane SpA                                     11,336      93,808
    Prysmian SpA                                            6,150     216,348
    Recordati SpA                                           5,894     268,403
                                                                  -----------
TOTAL ITALY                                                         8,479,658
                                                                  -----------
JAPAN -- (20.7%)
    ABC-Mart, Inc.                                          1,900     123,635
    Ain Holdings, Inc.                                      2,300     140,801
    Air Water, Inc.                                         8,000     171,670
    Ajinomoto Co., Inc.                                    24,300     462,231
    Alps Electric Co., Ltd.                                25,300     731,109
    Asahi Group Holdings, Ltd.                             16,000     808,360
    Asahi Intecc Co., Ltd.                                  9,600     368,803
    Astellas Pharma, Inc.                                  78,900   1,037,630
    Bandai Namco Holdings, Inc.                            15,700     513,790
    Bridgestone Corp.                                      21,487   1,048,695
    Brother Industries, Ltd.                               21,700     557,449
    Calbee, Inc.                                            3,400     120,128
    Canon, Inc.                                            29,000   1,157,099
    Casio Computer Co., Ltd.                               17,300     263,441

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Cosmo Energy Holdings Co., Ltd.                         1,800 $   70,869
    Cosmos Pharmaceutical Corp.                               800    143,051
    CyberAgent, Inc.                                       10,800    469,646
    Daifuku Co., Ltd.                                       3,351    225,625
    Daiichikosho Co., Ltd.                                  4,800    262,197
    Daikin Industries, Ltd.                                 9,300  1,122,145
    Daito Trust Construction Co., Ltd.                      4,400    771,161
    Daiwa House Industry Co., Ltd.                         23,600    934,762
    Disco Corp.                                             1,100    259,421
    DMG Mori Co., Ltd.                                     10,400    238,142
    Don Quijote Holdings Co., Ltd.                          5,900    326,896
    Fast Retailing Co., Ltd.                                1,400    626,616
    FP Corp.                                                2,200    116,229
    Fuji Electric Co., Ltd.                                48,000    396,295
#   Fujitsu General, Ltd.                                   8,000    158,355
    Fujitsu, Ltd.                                         106,000    782,662
    Furukawa Electric Co., Ltd.                             7,200    395,789
    GMO Payment Gateway, Inc.                                 900     79,190
    GungHo Online Entertainment, Inc.                      41,400    119,379
#   Harmonic Drive Systems, Inc.                              800     55,094
    Haseko Corp.                                           36,400    569,227
    Hikari Tsushin, Inc.                                    1,800    262,362
    Hino Motors, Ltd.                                      33,500    445,488
    Hitachi Chemical Co., Ltd.                              3,300     84,535
    Hitachi Construction Machinery Co., Ltd.                1,100     49,477
    Horiba, Ltd.                                            1,700    109,662
    Hoshizaki Corp.                                         1,700    161,280
    Hoya Corp.                                             15,300    785,854
    IHI Corp.                                              11,900    399,706
    Ito En, Ltd.                                            5,300    219,417
    Itochu Techno-Solutions Corp.                           2,400    105,770
    Izumi Co., Ltd.                                         4,200    266,835
    Japan Exchange Group, Inc.                             28,300    511,033
    Japan Lifeline Co., Ltd.                                  800     20,276
    Japan Tobacco, Inc.                                    45,900  1,521,116
    Kagome Co., Ltd.                                        2,000     74,701
    Kajima Corp.                                          118,000  1,171,514
#   Kakaku.com, Inc.                                       12,900    226,648
    Kaken Pharmaceutical Co., Ltd.                          3,200    167,682
    Kansai Paint Co., Ltd.                                  7,600    187,985
    Kao Corp.                                              19,400  1,348,080
    KDDI Corp.                                            103,100  2,616,501
    Keihan Holdings Co., Ltd.                               6,000    190,210
    Kewpie Corp.                                            5,300    151,634
    Kirin Holdings Co., Ltd.                               39,000    976,955
    Koito Manufacturing Co., Ltd.                          13,300    939,486
    Konami Holdings Corp.                                   4,300    247,781
    Kose Corp.                                              1,700    293,588
    Kubota Corp.                                           27,200    555,901
    Kyudenko Corp.                                          3,400    156,181
    Lawson, Inc.                                            6,600    447,582
    Lion Corp.                                              6,000    112,582
    M3, Inc.                                               20,300    744,154

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Matsumotokiyoshi Holdings Co., Ltd.                     3,800 $  156,130
    Megmilk Snow Brand Co., Ltd.                              300      8,664
    MEIJI Holdings Co., Ltd.                                4,400    369,034
    Minebea Mitsumi, Inc.                                  35,900    817,066
    Miraca Holdings, Inc.                                   5,300    242,089
    MISUMI Group, Inc.                                      8,000    242,211
    Mitsubishi Electric Corp.                              58,000  1,067,440
    Mitsui Mining & Smelting Co., Ltd.                      6,700    376,289
    Mixi, Inc.                                              4,400    194,287
#   MonotaRO Co., Ltd.                                      5,000    158,143
    Morinaga & Co., Ltd.                                    2,100    109,146
    Murata Manufacturing Co., Ltd.                          5,100    754,204
    Nabtesco Corp.                                          4,700    223,479
*   Nexon Co., Ltd.                                         2,400     80,187
    NGK Insulators, Ltd.                                    6,100    124,804
    Nichirei Corp.                                         10,000    268,445
    Nidec Corp.                                             3,000    482,831
    Nifco, Inc.                                             4,800    336,773
    Nihon M&A Center, Inc.                                  5,900    352,047
#   Nippon Paint Holdings Co., Ltd.                        13,000    467,273
    Nissan Chemical Industries, Ltd.                        6,900    282,122
    Nitori Holdings Co., Ltd.                               1,400    223,376
    Nitto Denko Corp.                                       4,400    404,272
    Nomura Research Institute, Ltd.                         5,710    263,631
    NS Solutions Corp.                                        600     16,168
    NSK, Ltd.                                              26,800    444,471
    NTT Data Corp.                                         40,500    478,118
    NTT DOCOMO, Inc.                                       51,200  1,272,187
    Olympus Corp.                                          11,200    431,469
    Omron Corp.                                             7,500    470,087
    Open House Co., Ltd.                                    2,000    117,577
    Oracle Corp.                                            3,800    306,921
#   Orient Corp.                                           24,600     40,699
    Oriental Land Co., Ltd.                                 3,400    332,326
    Otsuka Corp.                                            2,800    235,726
    Panasonic Corp.                                       124,700  1,851,445
    Park24 Co., Ltd.                                        9,400    235,141
#   Persol Holdings Co., Ltd.                              15,800    394,769
    Pigeon Corp.                                            9,600    375,367
#   Pilot Corp.                                             1,900     94,423
    Rakuten, Inc.                                          15,887    143,775
    Recruit Holdings Co., Ltd.                             33,600    820,540
    Relo Group, Inc.                                       11,700    347,454
*   Renesas Electronics Corp.                               9,700    114,307
    Resorttrust, Inc.                                       6,300    150,154
    Rohto Pharmaceutical Co., Ltd.                          1,000     26,877
    Ryohin Keikaku Co., Ltd.                                2,100    702,340
    Sanwa Holdings Corp.                                   18,700    259,789
    SCREEN Holdings Co., Ltd.                               3,400    296,352
    SCSK Corp.                                              2,500    115,196
    Secom Co., Ltd.                                         5,300    406,215
    Seibu Holdings, Inc.                                   13,800    276,605
    Seiko Epson Corp.                                      22,900    557,812

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES   VALUE++
                                                          ------ -----------
JAPAN -- (Continued)
    Sekisui Chemical Co., Ltd.                            36,700 $   701,719
    Seria Co., Ltd.                                        3,400     202,844
    Seven & I Holdings Co., Ltd.                          28,600   1,180,030
    Seven Bank, Ltd.                                      49,700     183,694
#*  Sharp Corp.                                            3,233     121,024
    Shimadzu Corp.                                        10,900     276,879
    Shimano, Inc.                                          1,500     215,008
    Shimizu Corp.                                         15,100     155,320
    Shionogi & Co., Ltd.                                   3,700     204,797
    Shiseido Co., Ltd.                                     7,800     400,586
    Showa Denko KK                                        13,200     614,132
    Showa Shell Sekiyu K.K.                               24,400     346,874
    Skylark Co., Ltd.                                     12,200     175,828
    SoftBank Group Corp.                                  49,540   4,116,175
    Sohgo Security Services Co., Ltd.                      3,500     190,428
    Sony Corp.                                            58,800   2,820,111
    Square Enix Holdings Co., Ltd.                         1,200      54,815
    Stanley Electric Co., Ltd.                             6,800     276,794
    Start Today Co., Ltd.                                 14,700     434,345
    Subaru Corp.                                          35,300   1,175,790
    Sugi Holdings Co., Ltd.                                1,800      95,980
    Sundrug Co., Ltd.                                      6,300     271,135
    Suntory Beverage & Food, Ltd.                          5,900     282,980
    Suruga Bank, Ltd.                                        400       8,110
    Suzuki Motor Corp.                                    19,000   1,091,266
    Sysmex Corp.                                           6,300     495,921
    Taisei Corp.                                          13,400     683,944
    Taiyo Nippon Sanso Corp.                               9,500     147,673
    Takeda Pharmaceutical Co., Ltd.                       19,300   1,130,474
    Terumo Corp.                                           6,300     308,351
    Toho Co., Ltd.                                         3,800     128,843
    Tokyo Electron, Ltd.                                   7,000   1,320,496
    Tosoh Corp.                                           39,500     909,380
    TOTO, Ltd.                                             6,499     373,149
    Toyo Tire & Rubber Co., Ltd.                          12,900     275,485
    Toyota Boshoku Corp.                                   8,200     175,977
    Trend Micro, Inc.                                     11,300     611,703
    Tsuruha Holdings, Inc.                                 1,900     265,353
    Ulvac, Inc.                                            3,500     234,615
    Unicharm Corp.                                        11,500     308,034
    USS Co., Ltd.                                          9,700     217,245
    Welcia Holdings Co., Ltd.                              4,000     170,196
#   Yahoo Japan Corp.                                     39,100     188,594
    Yamaha Motor Co., Ltd.                                26,500     885,365
    Yaskawa Electric Corp.                                13,200     683,149
    Yokogawa Electric Corp.                               11,900     253,872
    Zenkoku Hosho Co., Ltd.                                5,100     239,064
    Zensho Holdings Co., Ltd.                             10,200     178,875
                                                                 -----------
TOTAL JAPAN                                                       76,280,243
                                                                 -----------
NETHERLANDS -- (2.7%)
#*  Altice NV Class A                                     21,265     228,051

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
*   Altice NV Class B                                       4,165 $    44,679
#   ASML Holding NV                                           468      94,985
    GrandVision NV                                          6,267     145,952
    Heineken NV                                             9,588   1,077,587
    Koninklijke KPN NV                                    344,423   1,206,946
    RELX NV                                                71,813   1,590,191
#   Unilever NV(B12T3J1)                                    9,659     557,538
#   Unilever NV(2416542)                                   69,098   3,972,444
    Wolters Kluwer NV                                      21,220   1,123,181
                                                                  -----------
TOTAL NETHERLANDS                                                  10,041,554
                                                                  -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.                                      50,778     345,491
    Fisher & Paykel Healthcare Corp., Ltd.                  8,573      84,064
    Spark New Zealand, Ltd.                               158,737     419,896
    Z Energy, Ltd.                                         35,425     199,468
                                                                  -----------
TOTAL NEW ZEALAND                                                   1,048,919
                                                                  -----------
NORWAY -- (0.8%)
    Aker BP ASA                                             8,093     234,196
    Austevoll Seafood ASA                                   7,742      60,824
    Bakkafrost P/F                                          3,127     127,431
    Leroy Seafood Group ASA                                19,860     101,139
#*  Marine Harvest ASA                                     21,931     379,752
*   Norwegian Finans Holding ASA                            4,185      47,784
    Salmar ASA                                              3,180      86,463
    Statoil ASA                                            30,784     721,309
    Telenor ASA                                            38,705     904,909
    TGS NOPEC Geophysical Co. ASA                           5,707     143,374
    Tomra Systems ASA                                       4,203      71,189
    Veidekke ASA                                            4,272      45,705
                                                                  -----------
TOTAL NORWAY                                                        2,924,075
                                                                  -----------
PORTUGAL -- (0.0%)
    Jeronimo Martins SGPS SA                                1,788      38,085
                                                                  -----------
SINGAPORE -- (1.0%)
#   Dairy Farm International Holdings, Ltd.                21,800     184,982
    Genting Singapore P.L.C.                              240,100     246,538
    Great Eastern Holdings, Ltd.                            4,300      98,753
    Jardine Cycle & Carriage, Ltd.                          8,144     247,444
    Olam International, Ltd.                                6,600      11,201
    Oversea-Chinese Banking Corp., Ltd.                    13,700     134,696
    SATS, Ltd.                                             64,300     270,392
    Singapore Exchange, Ltd.                               81,500     508,628
    Singapore Technologies Engineering, Ltd.              155,600     399,203
    Singapore Telecommunications, Ltd.(B02PY22)           196,800     530,984
    Singapore Telecommunications, Ltd.(B02PY00)            50,300     136,010
#   StarHub, Ltd.                                          59,100     130,035
    United Overseas Bank, Ltd.                             35,323     737,294

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES    VALUE++
                                                          ------- -----------
SINGAPORE -- (Continued)
    Venture Corp., Ltd.                                     7,600 $   133,139
                                                                  -----------
TOTAL SINGAPORE                                                     3,769,299
                                                                  -----------
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                            39,066     947,758
    ACS Actividades de Construccion y Servicios SA         20,849     834,220
    Aena SME SA                                             2,553     555,927
    Amadeus IT Group SA                                    37,638   2,918,030
    Enagas SA                                              10,882     296,439
    Endesa SA                                              16,916     379,721
    Gas Natural SDG SA                                     16,799     388,418
    Grifols SA                                              6,830     219,666
    Industria de Diseno Textil SA                          23,520     841,625
    Telefonica SA                                         270,480   2,774,723
                                                                  -----------
TOTAL SPAIN                                                        10,156,527
                                                                  -----------
SWEDEN -- (2.6%)
    AAK AB                                                  1,356     126,126
    Alfa Laval AB                                          14,689     385,510
    Assa Abloy AB Class B                                   5,799     128,544
#   Atlas Copco AB Class A                                 26,585   1,246,777
    Atlas Copco AB Class B                                 18,254     761,863
    Axfood AB                                               9,285     186,702
    Electrolux AB Series B                                 30,287   1,069,994
*   Essity AB Class B                                      14,086     421,956
#   Hennes & Mauritz AB Class B                            47,251     836,216
#   Hexpol AB                                              13,698     147,081
    Husqvarna AB Class B                                   15,285     159,451
    Indutrade AB                                            4,349     134,128
    Kindred Group P.L.C.                                    6,074     101,424
    Lifco AB Class B                                        1,171      47,181
    Loomis AB Class B                                       6,621     264,724
    Sandvik AB                                             48,944     963,546
    Securitas AB Class B                                   26,151     484,070
    SKF AB Class A                                            994      24,486
    SKF AB Class B                                         28,093     694,371
    Svenska Cellulosa AB SCA Class B                       14,086     145,750
    Sweco AB Class B                                        1,886      42,576
    Volvo AB Class A                                        9,996     205,730
#   Volvo AB Class B                                       51,587   1,052,918
                                                                  -----------
TOTAL SWEDEN                                                        9,631,124
                                                                  -----------
SWITZERLAND -- (7.2%)
    ABB, Ltd.                                              41,104   1,145,682
    EMS-Chemie Holding AG                                     442     324,921
#   Geberit AG                                              2,114   1,001,255
#   Givaudan SA                                               930   2,238,746
    Kuehne + Nagel International AG                         2,949     541,592
#   Logitech International SA                               5,053     213,742
*   Lonza Group AG                                          3,609   1,002,712
    Nestle SA                                              50,421   4,355,463
#   Partners Group Holding AG                               1,150     893,613

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES    VALUE++
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Roche Holding AG(7108918)                               1,391 $   347,585
    Roche Holding AG(7110388)                              35,350   8,734,069
    Schindler Holding AG                                    1,430     348,037
#   SGS SA                                                    539   1,448,919
    Sika AG                                                   212   1,836,514
    Sonova Holding AG                                       3,183     512,944
    Straumann Holding AG                                      647     493,844
#   Swisscom AG                                             1,003     547,728
*   Temenos Group AG                                        4,063     561,492
                                                                  -----------
TOTAL SWITZERLAND                                                  26,548,858
                                                                  -----------
UNITED KINGDOM -- (14.6%)
    Admiral Group P.L.C.                                   10,526     276,424
    Ashtead Group P.L.C.                                   70,971   2,121,540
    AstraZeneca P.L.C.                                      6,864     476,452
#   AstraZeneca P.L.C. Sponsored ADR                       80,431   2,819,911
    BAE Systems P.L.C.                                    294,970   2,488,682
    Berkeley Group Holdings P.L.C.                          8,554     481,641
    BT Group P.L.C.                                       446,953   1,632,966
    Bunzl P.L.C.                                           25,039     732,456
    Burberry Group P.L.C.                                  30,336     680,332
    Capita P.L.C.                                          32,835      84,988
    Centrica P.L.C.                                       689,470   1,308,171
*   Coca-Cola HBC AG                                        6,088     204,529
    Compass Group P.L.C.                                   72,373   1,523,798
    Croda International P.L.C.                              9,046     575,688
    Diageo P.L.C.                                             999      35,956
    Diageo P.L.C. Sponsored ADR                            11,739   1,689,946
    DS Smith P.L.C.                                        68,672     490,815
    Evraz P.L.C.                                           13,223      69,794
    Experian P.L.C.                                        65,315   1,505,365
    Ferguson P.L.C.                                        18,168   1,403,009
    Fresnillo P.L.C.                                       16,544     316,745
    G4S P.L.C.                                            204,785     826,533
    GKN P.L.C.                                            143,368     860,511
    GlaxoSmithKline P.L.C. Sponsored ADR                  110,142   4,131,426
    Halma P.L.C.                                            7,937     144,051
    Hargreaves Lansdown P.L.C.                             24,513     646,844
    Imperial Brands P.L.C.                                 27,604   1,135,999
#   InterContinental Hotels Group P.L.C. ADR                8,153     546,822
    International Consolidated Airlines Group SA           97,385     884,877
    Intertek Group P.L.C.                                  15,324   1,093,377
    ITV P.L.C.                                            346,401     821,528
    JD Sports Fashion P.L.C.                                8,717      45,309
    Johnson Matthey P.L.C.                                  8,224     404,209
    Legal & General Group P.L.C.                           87,743     337,055
    Merlin Entertainments P.L.C.                           31,295     145,968
    Micro Focus International P.L.C.                        6,013     183,800
    Mondi P.L.C.                                           30,905     823,714
    Next P.L.C.                                            13,231     955,355
    Persimmon P.L.C.                                       13,291     472,475
    Reckitt Benckiser Group P.L.C.                          9,354     903,316

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      RELX P.L.C.                                           51,970 $  1,150,089
      Rentokil Initial P.L.C.                              163,739      690,659
      Rightmove P.L.C.                                       7,681      481,468
#     Rio Tinto P.L.C. Sponsored ADR                        32,362    1,815,832
*     Rolls-Royce Holdings P.L.C.                          177,081    2,197,320
      Sage Group P.L.C. (The)                               23,500      250,219
      Sky P.L.C.                                            55,248      830,922
      Smith & Nephew P.L.C.                                 44,171      794,791
      Smiths Group P.L.C.                                   16,119      366,063
      Spirax-Sarco Engineering P.L.C.                        1,795      144,574
      SSE P.L.C.                                           148,543    2,754,727
      St James's Place P.L.C.                               33,196      560,459
      Taylor Wimpey P.L.C.                                  78,057      211,179
      Tesco P.L.C.                                         313,142      930,998
      TUI AG                                                51,848    1,172,195
      Unilever P.L.C.                                          712       40,297
      Unilever P.L.C. Sponsored ADR                         49,926    2,819,321
      Whitbread P.L.C.                                       7,041      388,063
                                                                   ------------
TOTAL UNITED KINGDOM                                                 53,881,553
                                                                   ------------
UNITED STATES -- (0.1%)
*     Worldpay, Inc. Class A                                 2,832      227,187
                                                                   ------------
TOTAL COMMON STOCKS                                                 344,572,424
                                                                   ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Fuchs Petrolub SE                                      3,032      165,967
      Sartorius AG                                           2,864      342,767
      Schaeffler AG                                         11,745      233,727
                                                                   ------------
TOTAL GERMANY                                                           742,461
                                                                   ------------
TOTAL PREFERRED STOCKS                                                  742,461
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/18                                     20,849       10,924
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         345,325,809
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund                     2,039,061   23,593,980
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $297,756,043)^^                $368,919,789
                                                                   ============

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                               ------------   ------------ ------- ------------
Common Stocks
   Australia                             --   $ 21,562,456   --    $ 21,562,456
   Austria                               --        937,644   --         937,644
   Belgium                     $    289,941      3,387,002   --       3,676,943
   Canada                        28,214,735             --   --      28,214,735
   Denmark                               --      6,352,369   --       6,352,369
   Finland                               --      2,875,658   --       2,875,658
   France                                --     33,651,296   --      33,651,296
   Germany                          565,231     30,023,081   --      30,588,312
   Hong Kong                             --     10,710,942   --      10,710,942
   Ireland                           22,434      1,480,095   --       1,502,529
   Israel                           415,850      1,056,608   --       1,472,458
   Italy                            491,862      7,987,796   --       8,479,658
   Japan                                 --     76,280,243   --      76,280,243
   Netherlands                    4,067,429      5,974,125   --      10,041,554
   New Zealand                           --      1,048,919   --       1,048,919
   Norway                                --      2,924,075   --       2,924,075
   Portugal                              --         38,085   --          38,085
   Singapore                             --      3,769,299   --       3,769,299
   Spain                                 --     10,156,527   --      10,156,527
   Sweden                                --      9,631,124   --       9,631,124
   Switzerland                      213,742     26,335,116   --      26,548,858
   United Kingdom                13,823,258     40,058,295   --      53,881,553
   United States                    227,187             --   --         227,187
Preferred Stocks
   Germany                               --        742,461   --         742,461
Rights/Warrants
   Spain                                 --         10,924   --          10,924
Securities Lending Collateral            --     23,593,980   --      23,593,980
                               ------------   ------------   --    ------------
TOTAL                          $48,331,669    $320,588,120   --    $368,919,789
                               ============   ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (91.2%)

AUSTRALIA -- (6.7%)
*   3P Learning, Ltd.                                           20,996 $ 26,209
    Adacel Technologies, Ltd.                                    6,957   13,186
    Adairs, Ltd.                                                14,945   25,288
#   Adelaide Brighton, Ltd.                                     72,231  377,884
*   Ainsworth Game Technology, Ltd.                              3,568    6,069
    ALS, Ltd.                                                   69,095  386,627
    Altium, Ltd.                                                22,785  279,357
#   AMA Group, Ltd.                                             60,867   53,889
#   Amaysim Australia, Ltd.                                     37,101   62,673
    AP Eagers, Ltd.                                              9,799   64,107
    Appen, Ltd.                                                 13,568   96,064
    ARB Corp., Ltd.                                             14,048  207,235
    Asaleo Care, Ltd.                                           51,720   67,793
    Australian Finance Group, Ltd.                              20,789   28,498
*   Australian Property Systems, Ltd.                           28,532  104,919
#   Baby Bunting Group, Ltd.                                     8,495   10,669
    Bapcor, Ltd.                                                 2,578   12,122
*   Bellamy's Australia, Ltd.                                   16,462  196,512
#   Blackmores, Ltd.                                             2,323  290,568
    Breville Group, Ltd.                                        19,754  195,295
    BSA, Ltd.                                                   50,967   15,580
    BT Investment Management, Ltd.                              33,621  298,166
#   BWX, Ltd.                                                   18,745  113,931
    Capilano Honey, Ltd.                                         1,518   21,705
    carsales.com, Ltd.                                          39,291  474,603
    Citadel Group, Ltd. (The)                                    2,451   14,019
    Class, Ltd.                                                 11,009   26,489
*   Clinuvel Pharmaceuticals, Ltd.                               6,940   49,223
    Codan, Ltd.                                                 12,863   22,971
    Collins Foods, Ltd.                                         16,637   70,899
#   Corporate Travel Management, Ltd.                           13,288  216,332
    Costa Group Holdings, Ltd.                                  45,051  220,769
#   Credit Corp. Group, Ltd.                                     9,740  165,673
    Data#3, Ltd.                                                22,757   29,664
    Dicker Data, Ltd.                                            9,278   21,632
*   Domain Holdings Australia, Ltd.                             28,423   72,374
#   Domino's Pizza Enterprises, Ltd.                             8,394  323,675
    DuluxGroup, Ltd.                                            68,078  399,820
    DWS, Ltd.                                                   14,966   19,469
    Elders, Ltd.                                                21,181  133,857
    Event Hospitality and Entertainment, Ltd.                    3,797   41,526
    Evolution Mining, Ltd.                                      97,383  224,303
    Experience Co., Ltd.                                        18,259   11,100
    Fairfax Media, Ltd.                                        284,230  162,948
#   Flight Centre Travel Group, Ltd.                             7,625  313,288
    G8 Education, Ltd.                                          10,742   29,068
    GUD Holdings, Ltd.                                          16,897  166,828
    GWA Group, Ltd.                                             39,635   89,892
    Hansen Technologies, Ltd.                                   33,517  102,588
    IDP Education, Ltd.                                         26,188  127,531
    Infomedia, Ltd.                                             61,563   43,116

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)

    Inghams Group, Ltd.                                         17,134 $ 46,378
    Integrated Research, Ltd.                                   19,978   60,225
    InvoCare, Ltd.                                              18,895  231,520
    IOOF Holdings, Ltd.                                         40,132  356,176
    IPH, Ltd.                                                   20,757   92,490
    IRESS, Ltd.                                                 26,461  255,424
    iSentia Group, Ltd.                                         29,237   32,429
    IVE Group, Ltd.                                             13,402   23,624
#   JB Hi-Fi, Ltd.                                              18,800  442,349
    Jumbo Interactive, Ltd.                                      9,248   29,036
    Kogan.com, Ltd.                                              2,554   14,690
    Lifestyle Communities, Ltd.                                 11,268   47,257
    Lovisa Holdings, Ltd.                                        5,193   32,766
    McMillan Shakespeare, Ltd.                                  12,105  170,934
    Metals X, Ltd.                                              78,352   57,747
    Mineral Resources, Ltd.                                     25,226  380,586
    MNF Group, Ltd.                                              6,344   34,228
    Monadelphous Group, Ltd.                                    15,101  213,511
    Monash IVF Group, Ltd.                                      29,564   31,983
    Mortgage Choice, Ltd.                                       21,829   41,954
    Motorcycle Holdings, Ltd.                                    6,744   25,220
    MYOB Group, Ltd.                                             5,866   16,038
    Navitas, Ltd.                                               42,011  158,841
    nib holdings, Ltd.                                          78,322  423,220
    Nick Scali, Ltd.                                            11,526   65,296
    Northern Star Resources, Ltd.                              110,688  517,668
    OFX Group, Ltd.                                             60,218   67,929
*   OM Holdings, Ltd.                                           55,626   49,318
    oOh!media, Ltd.                                              3,549   13,085
    Orora, Ltd.                                                190,528  498,798
    Pact Group Holdings, Ltd.                                   31,877  136,099
    Perpetual, Ltd.                                              7,355  310,023
    Pioneer Credit, Ltd.                                         7,574   18,516
#   Platinum Asset Management, Ltd.                             44,327  296,888
#*  Praemium, Ltd.                                              43,865   29,166
#   Pro Medicus, Ltd.                                            5,887   38,299
    PSC Insurance Group, Ltd.                                   13,241   31,447
    PWR Holdings, Ltd.                                          10,213   21,034
    Reckon, Ltd.                                                18,830   22,958
    Reece, Ltd.                                                  9,625   73,860
#   Regis Healthcare, Ltd.                                      22,275   71,300
    Regis Resources, Ltd.                                       78,403  260,406
#   Reliance Worldwide Corp., Ltd.                              68,756  235,768
#   Retail Food Group, Ltd.                                     15,906   25,019
    Sandfire Resources NL                                       21,311  123,077
*   Saracen Mineral Holdings, Ltd.                             140,582  169,675
#   SeaLink Travel Group, Ltd.                                  11,321   36,474
#   Servcorp, Ltd.                                               1,141    5,192
    SG Fleet Group, Ltd.                                        19,452   65,842
    Silver Chef, Ltd.                                              769    4,429
    Sirtex Medical, Ltd.                                        10,956  241,033
    SmartGroup Corp., Ltd.                                      15,838  141,497
    SpeedCast International, Ltd.                               36,182  159,175

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)

    St Barbara, Ltd.                                        101,960 $   311,151
    Super Retail Group, Ltd.                                 20,724     146,090
    Technology One, Ltd.                                     47,805     189,252
    Vita Group, Ltd.                                         15,220      21,809
#   Webjet, Ltd.                                             18,988     156,174
    WiseTech Global, Ltd.                                    10,144     126,711
                                                                    -----------
TOTAL AUSTRALIA                                                      14,427,087
                                                                    -----------
AUSTRIA -- (0.8%)
    ANDRITZ AG                                               12,353     741,598
#   DO & CO AG                                                1,077      71,852
    Kapsch TrafficCom AG                                        381      22,941
    Lenzing AG                                                1,992     253,461
    Oesterreichische Post AG                                  6,266     298,445
    POLYTEC Holding AG                                        3,295      76,873
    Telekom Austria AG                                       28,877     279,157
                                                                    -----------
TOTAL AUSTRIA                                                         1,744,327
                                                                    -----------
BELGIUM -- (1.6%)
*   AGFA-Gevaert NV                                          37,233     186,920
#   bpost SA                                                 18,873     627,506
    Econocom Group SA                                        21,062     175,810
    EVS Broadcast Equipment SA                                2,827     105,875
*   Fagron                                                    8,981     126,871
*   Galapagos NV(B07Q2V5)                                       240      28,502
*   Galapagos NV(B07MXC1)                                     6,776     809,137
#   Ion Beam Applications                                     2,961      90,486
    Jensen-Group NV                                             520      27,748
    Kinepolis Group NV                                        3,346     247,012
    Lotus Bakeries                                               55     147,503
    Melexis NV                                                4,009     422,184
    Ontex Group NV                                               82       2,423
    Orange Belgium SA                                         4,333      91,556
    Resilux                                                      99      18,255
    Sioen Industries NV                                       1,464      51,420
    TER Beke SA                                                  73      16,136
*   Tessenderlo Group SA                                      5,906     283,021
    Van de Velde NV                                           1,365      72,658
                                                                    -----------
TOTAL BELGIUM                                                         3,531,023
                                                                    -----------
CANADA -- (7.3%)
*   5N Plus, Inc.                                             9,300      18,902
    Ag Growth International, Inc.                             2,800     129,415
#   AGT Food & Ingredients, Inc.                              2,700      45,790
    Aimia, Inc.                                               9,219      27,807
#   AirBoss of America Corp.                                  1,900      15,833
    Altus Group, Ltd.                                         5,971     166,411
    Andrew Peller, Ltd. Class A                               6,300      78,571
*   Aritzia, Inc.                                             3,200      34,654
*   ATS Automation Tooling Systems, Inc.                     10,000     135,285
*   Avigilon Corp.                                            6,500     120,752

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)

*   B2Gold Corp.                                               112,813 $341,191
#   Badger Daylighting, Ltd.                                     6,138  126,153
#   Bird Construction, Inc.                                      5,468   41,521
    BMTC Group, Inc.                                             1,300   17,936
    Boralex, Inc. Class A                                       11,328  217,719
    Calian Group, Ltd.                                             900   22,749
*   Canfor Corp.                                                 8,799  206,383
    Canfor Pulp Products, Inc.                                   2,672   31,564
    Cara Operations, Ltd.                                        2,900   63,517
*   Celestica, Inc.                                              4,152   41,959
    CES Energy Solutions Corp.                                  33,871  163,848
#   Cineplex, Inc.                                               9,583  244,795
    Clearwater Seafoods, Inc.                                    4,851   27,765
    Cogeco, Inc.                                                 1,000   61,008
    Colliers International Group, Inc.                           5,519  334,281
    Computer Modelling Group, Ltd.                              16,056  130,275
    Corby Spirit and Wine, Ltd.                                  1,200   21,834
    Cott Corp.                                                  21,049  351,159
#*  CRH Medical Corp.                                           17,865   53,595
*   Descartes Systems Group, Inc. (The)                         12,119  342,879
    DHX Media, Ltd.(BRF12P5)                                     7,088   27,833
    DHX Media, Ltd.(BRF12N3)                                     1,200    4,693
*   DIRTT Environmental Solutions                               12,800   59,733
*   Endeavour Mining Corp.                                       9,665  178,449
#*  Endeavour Silver Corp.                                      17,700   42,307
#   Enercare, Inc.                                              16,487  265,669
    Enerplus Corp.                                              36,088  409,878
    Enghouse Systems, Ltd.                                       2,907  153,456
    Evertz Technologies, Ltd.                                    4,400   61,993
#   Exchange Income Corp.                                        3,800  103,496
    Exco Technologies, Ltd.                                      4,161   32,645
#   Extendicare, Inc.                                           15,025  106,397
    Fiera Capital Corp.                                          6,373   67,046
#*  First Majestic Silver Corp.                                 24,500  149,789
#   First National Financial Corp.                               2,437   56,546
    FirstService Corp.                                           5,450  362,979
#   Freehold Royalties, Ltd.                                    13,200  144,234
#   Gamehost, Inc.                                               2,400   19,659
#   Gluskin Sheff + Associates, Inc.                             5,447   70,102
#   goeasy, Ltd.                                                 1,530   47,530
*   Golden Star Resources, Ltd.                                 58,480   47,545
*   Great Canadian Gaming Corp.                                  8,600  255,902
*   Guyana Goldfields, Inc.                                     25,594   98,422
    High Liner Foods, Inc.                                       3,616   40,599
*   IBI Group, Inc.                                              1,600   11,005
    Imvescor Restaurant Group, Inc.                              8,400   27,932
    Information Services Corp.                                   2,603   37,288
    Innergex Renewable Energy, Inc.                             14,600  163,449
*   Interfor Corp.                                               8,200  155,400
    Intertape Polymer Group, Inc.                               10,946  190,799
    Jean Coutu Group PJC, Inc. (The) Class A                     9,758  192,304
    K-Bro Linen, Inc.                                            1,803   58,634
*   Kinaxis, Inc.                                                3,650  245,796

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Kirkland Lake Gold, Ltd.                                    25,993 $391,797
#*  Klondex Mines, Ltd.                                         25,638   56,279
#   Labrador Iron Ore Royalty Corp.                              9,800  211,138
    Lassonde Industries, Inc. Class A                              200   41,138
    Leon's Furniture, Ltd.                                       3,132   44,816
    Logistec Corp. Class B                                         800   28,130
    Lucara Diamond Corp.                                        51,000  105,732
    Magellan Aerospace Corp.                                     2,900   48,263
    Maxar Technologies, Ltd.                                     1,287   81,217
    Mediagrif Interactive Technologies, Inc.                     1,500   12,902
#   Medical Facilities Corp.                                     5,347   66,859
    Morneau Shepell, Inc.                                        9,000  167,780
    MTY Food Group, Inc.                                         3,000  129,293
    Mullen Group, Ltd.                                           8,054   98,481
#   New Flyer Industries, Inc.                                   8,883  419,379
    Norbord, Inc.                                                7,600  290,283
    North West Co., Inc. (The)                                   7,493  177,517
#   Northland Power, Inc.                                       16,666  310,015
*   NuVista Energy, Ltd.                                        22,880  161,834
    OceanaGold Corp.                                            80,480  221,811
    Pan American Silver Corp.                                   19,300  316,959
*   Parex Resources, Inc.                                       22,500  336,037
    Pason Systems, Inc.                                         13,193  197,144
#   Peyto Exploration & Development Corp.                       13,135  119,817
    Pollard Banknote, Ltd.                                         700   11,183
*   Premier Gold Mines, Ltd.                                    21,916   61,828
    Premium Brands Holdings Corp.                                4,300  374,065
#   Pulse Seismic, Inc.                                         15,400   39,940
    Pure Technologies, Ltd.                                      4,500   32,909
*   Raging River Exploration, Inc.                              32,081  194,312
    Richelieu Hardware, Ltd.                                     8,445  217,854
    Rogers Sugar, Inc.                                          11,900   60,467
*   Roxgold, Inc.                                               43,600   39,346
    Russel Metals, Inc.                                          8,400  213,483
#   Savaria Corp.                                                3,500   50,081
    ShawCor, Ltd.                                                6,378  143,946
#   Sienna Senior Living, Inc.                                   7,390  106,344
*   Sierra Metals, Inc.                                          1,700    4,285
*   Sierra Wireless, Inc.                                        2,500   48,313
    Sleep Country Canada Holdings, Inc.                          4,597  122,288
    Stantec, Inc.                                               12,660  368,272
*   Stars Group, Inc. (The)                                      3,700   94,004
#   Stella-Jones, Inc.                                           6,650  280,003
#   Student Transportation, Inc.                                16,755   99,849
    Superior Plus Corp.                                         20,838  202,789
#   TFI International, Inc.                                     12,750  329,634
*   Torex Gold Resources, Inc.                                      54      557
    Transcontinental, Inc. Class A                               7,900  159,734
    Uni-Select, Inc.                                             7,000  154,740
#   Wajax Corp.                                                    600   10,844
*   Wesdome Gold Mines, Ltd.                                    19,900   31,387
    Western Forest Products, Inc.                               57,628  133,997
    Westshore Terminals Investment Corp.                         8,641  176,824

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Winpak, Ltd.                                              5,300 $   192,050
*   Yangarra Resources, Ltd.                                 16,506      63,474
    ZCL Composites, Inc.                                      4,900      45,056
                                                                    -----------
TOTAL CANADA                                                         15,603,539
                                                                    -----------
DENMARK -- (1.8%)
#   Ambu A.S. Class B                                        28,805     618,302
    Brodrene Hartmann A.S.                                      517      29,134
    DFDS A.S.                                                 5,992     359,546
    GN Store Nord A.S.                                       30,321   1,022,487
*   H+H International A.S. Class B                            2,233      54,273
    NNIT A.S.                                                 2,502      76,715
    Rockwool International A.S. Class A                         269      69,373
    Royal Unibrew A.S.                                       10,036     609,913
    SimCorp A.S.                                              8,945     568,148
*   Topdanmark A.S.                                          11,942     570,512
                                                                    -----------
TOTAL DENMARK                                                         3,978,403
                                                                    -----------
FINLAND -- (2.2%)
    Alma Media Oyj                                            7,507      73,833
    Asiakastieto Group Oyj                                    2,217      62,098
    Elisa Oyj                                                25,866   1,100,944
    F-Secure Oyj                                             19,279      93,515
    Huhtamaki Oyj                                            13,902     593,464
    Konecranes Oyj                                            7,287     369,945
    Lassila & Tikanoja Oyj                                    5,531     130,221
    Lehto Group Oyj                                           1,979      30,212
    Nokian Renkaat Oyj                                       19,772     998,937
    Olvi Oyj Class A                                          2,107      76,133
    Oriola Oyj Class A                                          683       2,654
    Oriola Oyj Class B                                       17,922      63,778
    Orion Oyj Class A                                           919      39,472
    Orion Oyj Class B                                         6,956     279,034
    Ponsse Oyj                                                1,930      62,327
    Ramirent Oyj                                             11,961     120,053
#   Raute Oyj Class A                                           294      11,856
    Revenio Group Oyj                                         1,164      53,513
    Tieto Oyj                                                11,370     395,229
    Tikkurila Oyj                                               726      14,580
    Uponor Oyj                                                9,935     210,304
                                                                    -----------
TOTAL FINLAND                                                         4,782,102
                                                                    -----------
FRANCE -- (4.9%)
*   Air France-KLM                                           17,150     266,006
    Akka Technologies                                           886      55,619
    Alten SA                                                  4,162     421,343
#   Altran Technologies SA                                   20,130     374,522
    Assystem                                                  1,349      50,385
    Aubay                                                       818      39,022
    Bastide le Confort Medical                                  488      33,465
    Beneteau SA                                               4,526     120,457
    Boiron SA                                                   892      77,993

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    Bonduelle SCA                                              1,028 $   54,197
    Cie Plastic Omnium SA                                      8,351    428,961
    Derichebourg SA                                           10,683    107,130
    Devoteam SA                                                  966     95,771
    Elior Group SA                                            14,354    330,370
    Elis SA                                                    8,817    246,339
    Euronext NV                                                7,904    535,453
    Europcar Groupe SA                                         9,190    127,791
    Exel Industries Class A                                      334     49,135
    Faurecia                                                   8,359    750,055
*   Fnac Darty SA                                              2,017    235,272
#   Gaztransport Et Technigaz SA                               3,409    235,841
    Getlink SE                                                 3,831     53,726
    Groupe Crit                                                  163     15,556
*   Groupe Flo                                                38,205     12,898
    Groupe Open                                                  467     20,400
    Guerbet                                                    1,092    109,137
*   ID Logistics Group                                           337     56,789
    Ingenico Group SA                                          7,689    875,194
    Jacquet Metal Service                                        915     33,971
    Kaufman & Broad SA                                         2,329    121,532
    Le Belier                                                    192     14,846
    Lectra                                                     3,986    112,609
    Linedata Services                                            683     32,064
    LISI                                                       2,218    106,874
    LNA Sante SA                                                 725     49,605
    Maisons du Monde SA                                        1,278     54,888
    Maisons France Confort SA                                    373     26,909
    Metropole Television SA                                    8,527    232,000
    MGI Coutier                                                  993     43,697
    Oeneo SA                                                   3,907     51,214
#   Plastivaloire                                                719     16,356
    Robertet SA                                                  113     58,454
    Sartorius Stedim Biotech                                   3,876    335,757
    Societe pour l'Informatique Industrielle                   1,340     41,308
*   SOITEC                                                     2,346    192,439
    Somfy SA                                                   1,020    113,670
    Sopra Steria Group                                         1,910    387,625
    SPIE SA                                                   12,351    306,933
    Stef SA                                                      147     18,058
    Synergie SA                                                1,429     85,096
    Tarkett SA                                                 2,608    101,959
    Technicolor SA                                            33,831    126,418
    Teleperformance                                            2,194    332,509
    Tessi SA                                                     132     31,223
    Thermador Groupe                                             428     68,338
    Trigano SA                                                 1,143    221,881
*   Ubisoft Entertainment SA                                  12,510  1,070,651
    Union Financiere de France BQE SA                            286     11,019

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
*   Worldline SA                                              5,287 $   298,900
                                                                    -----------
TOTAL FRANCE                                                         10,477,630
                                                                    -----------
GERMANY -- (5.3%)
    All for One Steeb AG                                        168      14,509
    Amadeus Fire AG                                             899      92,701
    Atoss Software AG                                           339      36,427
    Axel Springer SE                                          2,412     211,961
    Basler AG                                                   591     147,948
    Bechtle AG                                                4,130     376,668
    Bertrandt AG                                                723      92,724
    CANCOM SE                                                 2,652     250,553
    CECONOMY AG                                              29,718     428,438
    CENIT AG                                                  1,465      40,444
    Cewe Stiftung & Co. KGAA                                    877      95,515
    CompuGroup Medical SE                                     4,182     264,864
*   Constantin Medien AG                                      7,778      22,017
    CTS Eventim AG & Co. KGaA                                 8,069     403,450
    Data Modul AG                                               108      10,143
    Diebold Nixdorf AG                                          969      85,890
    Dr Hoenle AG                                                585      37,761
    Duerr AG                                                  3,855     531,095
    Ferratum Oyj                                              1,733      64,568
    Fielmann AG                                               3,543     310,222
    Freenet AG                                               15,690     601,651
    Fuchs Petrolub SE                                         4,186     212,571
    Gerresheimer AG                                           3,949     344,927
    GFT Technologies SE                                       3,181      50,659
    GRENKE AG                                                 3,104     370,182
    Hamburger Hafen und Logistik AG                           3,408      95,169
*   Heidelberger Druckmaschinen AG                           36,744     132,829
    Hugo Boss AG                                             10,419     956,916
    Isra Vision AG                                              530     123,372
    Jenoptik AG                                               7,694     319,336
    Koenig & Bauer AG                                         2,116     173,448
    Krones AG                                                 1,626     227,227
    KWS Saat SE                                                  38      16,042
    Leifheit AG                                               1,088      38,454
    Nemetschek SE                                             3,181     313,407
#   Nexus AG                                                  2,240      74,943
    Norma Group SE                                            5,042     397,136
    OHB SE                                                      796      45,803
    paragon AG                                                  558      57,448
*   Patrizia Immobilien AG                                      582      14,570
    Pfeiffer Vacuum Technology AG                             1,018     201,844
    PSI Software AG                                           1,501      35,365
    QSC AG                                                   16,273      30,350
    Rational AG                                                 484     340,458
    S&T AG                                                    7,938     218,316
    Secunet Security Networks AG                                168      20,016
*   Siltronic AG                                              3,498     580,726
    Sixt SE                                                   1,646     170,058

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Software AG                                               6,941 $   376,738
    Stabilus SA                                               4,260     412,968
    STRATEC Biomedical AG                                       641      58,319
    Stroeer SE & Co. KGaA                                     4,457     343,501
    Takkt AG                                                  4,021     111,922
    Technotrans AG                                            1,087      60,443
    Washtec AG                                                1,846     159,774
    XING SE                                                     446     155,995
                                                                    -----------
TOTAL GERMANY                                                        11,360,781
                                                                    -----------
HONG KONG -- (2.5%)
    Agritrade Resources, Ltd.                               380,000      47,211
    Alltronics Holdings, Ltd.                                63,000      21,662
#   Bright Smart Securities & Commodities Group, Ltd.        98,000      37,469
*   Brightoil Petroleum Holdings, Ltd.                      474,000      90,890
    Cafe de Coral Holdings, Ltd.                             52,000     137,566
*   Camsing International Holding, Ltd.                      64,000      45,908
    CGN Mining Co., Ltd.                                    310,000      24,523
    China Display Optoelectronics Technology Holdings,
      Ltd.                                                   88,000       9,989
*   China Fortune Financial Group, Ltd.                     368,000       8,381
    China Goldjoy Group, Ltd.                             1,120,000      99,903
#*  China Shandong Hi-Speed Financial Group, Ltd.         1,002,000      41,477
    Chow Sang Sang Holdings International, Ltd.              22,000      53,191
    CK Life Sciences Intl Holdings, Inc.                    216,000      16,970
    CNQC International Holdings, Ltd.                        45,000      16,956
    Eagle Nice International Holdings, Ltd.                  28,000      13,020
#   Fairwood Holdings, Ltd.                                  16,500      68,595
*   Freeman FinTech Corp., Ltd.                           1,340,000     171,118
#*  GCL New Energy Holdings, Ltd.                           792,000      57,562
    Giordano International, Ltd.                            186,000      95,109
#*  Gold-Finance Holdings, Ltd.                             156,000      55,095
    Goodbaby International Holdings, Ltd.                   109,000      67,161
*   Grande Holdings, Ltd. (The)                             120,000      21,708
#   Guotai Junan International Holdings, Ltd.               362,000     131,390
    Haitong International Securities Group, Ltd.             71,484      50,568
    HKBN, Ltd.                                              153,500     193,192
    Hong Kong Aircraft Engineering Co., Ltd.                  3,200      19,803
*   Huarong International Financial Holdings, Ltd.           86,000      29,477
*   Huarong Investment Stock Corp., Ltd.                     35,000       6,958
#   IGG, Inc.                                               132,000     146,415
    IT, Ltd.                                                 62,000      28,687
    Johnson Electric Holdings, Ltd.                          44,875     183,114
    Karrie International Holdings, Ltd.                     126,000      20,600
    L'Occitane International SA                              54,250     100,367
    Lifestyle International Holdings, Ltd.                  131,500     198,209
    Luk Fook Holdings International, Ltd.                    52,000     185,669
    Man Wah Holdings, Ltd.                                  239,200     254,422
    Microport Scientific Corp.                               66,000      69,248
    Modern Dental Group, Ltd.                                40,000      13,335
    NagaCorp, Ltd.                                          488,000     398,497
    Nameson Holdings, Ltd.                                  112,000      45,593
*   NEW Concepts Holdings, Ltd.                              48,000      27,938

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Pacific Textiles Holdings, Ltd.                          137,000 $  143,636
    PC Partner Group, Ltd.                                    20,000     16,621
    Pico Far East Holdings, Ltd.                             138,000     55,192
#*  Realord Group Holdings, Ltd.                              62,000     38,899
#   Regina Miracle International Holdings, Ltd.               43,000     38,743
#*  RM Group Holdings, Ltd.                                   92,000     15,524
    SA SA International Holdings, Ltd.                       196,425     85,254
    SITC International Holdings Co., Ltd.                    193,000    220,806
    SmarTone Telecommunications Holdings, Ltd.                54,000     62,865
    Stella International Holdings, Ltd.                       53,500     77,497
    Television Broadcasts, Ltd.                               10,000     35,680
    Texwinca Holdings, Ltd.                                   98,000     53,608
    TK Group Holdings, Ltd.                                   32,000     23,680
*   Tom Group, Ltd.                                           96,000     26,797
#   Tradelink Electronic Commerce, Ltd.                       60,000     10,652
    Tsui Wah Holdings, Ltd.                                  108,000     16,126
    Union Medical Healthcare, Ltd.                            36,000     16,342
#*  United Laboratories International Holdings, Ltd. (The)    92,000     80,400
    Value Partners Group, Ltd.                               134,000    170,271
    Vitasoy International Holdings, Ltd.                     130,000    332,397
    VPower Group International Holdings, Ltd.                 58,000     39,352
    VTech Holdings, Ltd.                                      27,200    375,196
    Wonderful Sky Financial Group Holdings, Ltd.              44,000      8,256
#   Yeebo International Holdings, Ltd.                        82,000     29,365
                                                                     ----------
TOTAL HONG KONG                                                       5,278,105
                                                                     ----------
IRELAND -- (0.4%)
    Datalex P.L.C.                                             6,850     27,153
    Glanbia P.L.C.                                            29,000    495,974
    Irish Continental Group P.L.C.                            24,780    175,715
    Kingspan Group P.L.C.                                      1,729     79,740
                                                                     ----------
TOTAL IRELAND                                                           778,582
                                                                     ----------
ISRAEL -- (0.7%)
*   Arko Holdings, Ltd.                                       26,915     15,445
    Atreyu Capital Markets, Ltd.                                 774     11,307
    Avgol Industries 1953, Ltd.                               10,796     13,284
*   Cellcom Israel, Ltd.                                       9,208     85,741
    Danel Adir Yeoshua, Ltd.                                     491     28,975
    Delek Automotive Systems, Ltd.                             7,090     55,058
    Delta-Galil Industries, Ltd.                                 425     15,035
    Direct Insurance Financial Investments, Ltd.               2,512     32,850
    Electra Consumer Products 1970, Ltd.                         992     17,163
    Electra, Ltd.                                                310     82,766
    FMS Enterprises Migun, Ltd.                                  713     28,179
    Hamlet Israel-Canada, Ltd.                                 1,063     27,248
    Hilan, Ltd.                                                2,508     58,320
    IDI Insurance Co., Ltd.                                    1,141     82,471
    Inrom Construction Industries, Ltd.                       11,160     55,242
    Kerur Holdings, Ltd.                                       1,026     32,070
    Klil Industries, Ltd.                                        118     11,697
    Matrix IT, Ltd.                                            7,751     91,982

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
ISRAEL -- (Continued)
    Maytronics, Ltd.                                           6,203 $   34,244
    Naphtha Israel Petroleum Corp., Ltd.                       1,740     11,722
*   Nova Measuring Instruments, Ltd.                           3,166     86,115
*   Partner Communications Co., Ltd.                          17,178     97,282
    Plasson Industries, Ltd.                                     216     12,170
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.       1,212     71,048
    Scope Metals Group, Ltd.                                     704     21,682
    Shapir Engineering and Industry, Ltd.                     13,263     54,224
    Shikun & Binui, Ltd.                                      29,357     71,725
    Shufersal, Ltd.                                           11,838     85,222
*   SodaStream International, Ltd.                               156     12,253
    Strauss Group, Ltd.                                        5,613    126,532
    Tadiran Holdings, Ltd.                                       394     13,222
                                                                     ----------
TOTAL ISRAEL                                                          1,442,274
                                                                     ----------
ITALY -- (4.3%)
    Amplifon SpA                                              15,485    275,367
    Anima Holding SpA                                         23,540    197,503
*   Arnoldo Mondadori Editore SpA                             14,683     41,008
    Autogrill SpA                                             22,534    313,775
    Azimut Holding SpA                                        20,666    470,656
    Banca Generali SpA                                        11,426    427,986
    BE                                                        12,150     15,144
    Biesse SpA                                                 2,633    147,976
    Brembo SpA                                                29,404    474,886
    Brunello Cucinelli SpA                                     5,795    194,273
*   Carraro SpA                                                9,648     49,959
    Cerved Information Solutions SpA                          35,416    499,465
#   Datalogic SpA                                              2,319     92,404
    De' Longhi SpA                                             9,240    310,845
#   DiaSorin SpA                                               4,281    414,141
    Ei Towers SpA                                              1,826    111,577
    Fila SpA                                                   1,838     46,799
    FinecoBank Banca Fineco SpA                               74,807    930,084
    Gruppo MutuiOnline SpA                                     4,182     81,029
    Industria Macchine Automatiche SpA                         3,191    279,237
    Interpump Group SpA                                       12,614    454,761
#*  Juventus Football Club SpA                                65,190     66,056
    La Doria SpA                                               2,266     43,239
#   Maire Tecnimont SpA                                       25,952    135,245
    MARR SpA                                                   6,363    176,006
#*  Mediaset SpA                                              15,361     61,142
    Moncler SpA                                               25,148    828,758
    Mondo TV SpA                                               2,941     22,150
*   Openjobmetis SpA agenzia per il lavoro                       674     11,302
    Piaggio & C SpA                                           23,881     72,157
    Prima Industrie SpA                                          700     32,252
    Prysmian SpA                                              26,782    942,149
    RAI Way SpA                                               14,103     86,626
    Reply SpA                                                  3,016    195,926
*   Rizzoli Corriere Della Sera Mediagroup SpA                15,992     23,758
    Sabaf SpA                                                  1,264     30,974

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
ITALY -- (Continued)
    Salini Impregilo SpA                                       9,806 $   39,479
#   Salvatore Ferragamo SpA                                    7,532    212,173
    Saras SpA                                                 69,254    151,290
    Sesa SpA                                                     769     25,596
*   Sogefi SpA                                                 8,295     41,455
    Technogym SpA                                             15,335    167,959
    Zignago Vetro SpA                                          4,668     47,115
                                                                     ----------
TOTAL ITALY                                                           9,241,682
                                                                     ----------
JAPAN -- (24.1%)
    Abist Co., Ltd.                                              400     18,611
    Ad-sol Nissin Corp.                                        1,300     16,617
    Adastria Co., Ltd.                                         5,100    108,965
#   Adtec Plasma Technology Co., Ltd.                          1,200     23,339
    Advan Co., Ltd.                                            5,000     49,607
    Advance Create Co., Ltd.                                     800     14,244
    Advanex, Inc.                                                400     14,557
#   Advantage Risk Management Co., Ltd.                        1,800     18,924
#   Adventure, Inc.                                              300     40,661
    Aeon Delight Co., Ltd.                                     3,700    135,285
    Aeon Fantasy Co., Ltd.                                     1,600     80,541
    Aeon Hokkaido Corp.                                        3,300     25,459
#   Aeria, Inc.                                                1,700     31,954
    Ai Holdings Corp.                                          6,800    181,944
    Aica Kogyo Co., Ltd.                                       6,400    248,049
    Aichi Corp.                                                4,000     29,430
    Ain Holdings, Inc.                                         5,200    318,334
    AIT Corp.                                                  2,100     24,199
    Ajis Co., Ltd.                                             1,000     28,226
#*  Akatsuki, Inc.                                               700     42,701
#*  Akebono Brake Industry Co., Ltd.                          18,300     53,959
    Albis Co., Ltd.                                            1,100     37,287
    Alconix Corp.                                              3,900     90,120
    Alinco, Inc.                                               1,100     12,850
*   Allied Telesis Holdings KK                                11,300     12,143
    Altech Corp.                                               2,800     56,821
    Amano Corp.                                               10,400    282,647
    Amiyaki Tei Co., Ltd.                                        500     24,147
    Amuse, Inc.                                                1,600     49,369
    Anest Iwata Corp.                                          5,400     63,134
    Anicom Holdings, Inc.                                      3,200     99,304
    AOI Electronic Co., Ltd.                                     500     26,217
    Aoyama Zaisan Networks Co., Ltd.                           2,300     35,364
#   Apaman Co., Ltd.                                           3,000     24,092
    Arata Corp.                                                1,600     82,881
    Arcland Service Holdings Co., Ltd.                         2,800     63,467
    Arealink Co., Ltd.                                         1,000     22,000
    Ariake Japan Co., Ltd.                                     2,700    234,649
    ArtSpark Holdings, Inc.                                    1,500     20,008
    Asahi Co., Ltd.                                            1,700     21,739
    Ashimori Industry Co., Ltd.                                  700     18,537
#   ASKUL Corp.                                                4,100    137,066

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
 JAPAN -- (Continued)
 #   Asukanet Co., Ltd.                                          1,900 $ 28,101
     Ateam, Inc.                                                 2,300   57,856
     Atom Corp.                                                 16,900  148,695
 *   Atrae, Inc.                                                   200   20,333
     Axial Retailing, Inc.                                       2,400   98,350
 #   Baroque Japan, Ltd.                                           700    6,413
     BayCurrent Consulting, Inc.                                 1,400   44,404
     Beenos, Inc.                                                1,300   22,447
     Belc Co., Ltd.                                              2,100  121,055
     Bell System24 Holdings, Inc.                                7,200  103,868
     Belluna Co., Ltd.                                           2,700   33,238
     Benefit One, Inc.                                           5,400  136,445
 #*  Bengo4.com, Inc.                                            1,400   21,885
     Bic Camera, Inc.                                           14,800  228,346
     BML, Inc.                                                   4,000  107,889
     Bourbon Corp.                                               1,400   41,626
     BP Castrol K.K.                                             1,200   22,716
 #   Br Holdings Corp.                                           6,000   27,962
     Broadband Tower, Inc.                                       9,700   17,817
     Broadleaf Co., Ltd.                                         6,600   67,723
 *   Broadmedia Corp.                                           11,800    8,790
 #   BRONCO BILLY Co., Ltd.                                      1,400   44,979
     Can Do Co., Ltd.                                            2,200   35,485
     Capcom Co., Ltd.                                            6,800  260,128
     Career Co., Ltd.                                              500   17,811
     Career Design Center Co., Ltd.                              1,000   21,567
     Central Automotive Products, Ltd.                           1,600   25,667
     Central Sports Co., Ltd.                                    1,300   49,395
     CHIMNEY Co., Ltd.                                           1,500   39,821
     Chubu Shiryo Co., Ltd.                                      2,600   56,045
     Ci:z Holdings Co., Ltd.                                     4,500  240,020
     CKD Corp.                                                   9,100  247,055
     Clarion Co., Ltd.                                          26,000   95,584
     CMIC Holdings Co., Ltd.                                     1,100   21,053
     Coco's Japan Co., Ltd.                                      1,700   35,273
     Cocokara fine, Inc.                                         2,800  167,713
 #   COLOPL, Inc.                                                8,900   77,930
     Colowide Co., Ltd.                                         10,100  203,142
     Computer Engineering & Consulting, Ltd.                     2,000   58,484
     Comture Corp.                                               1,200   39,358
     CONEXIO Corp.                                               3,900   86,683
     Core Corp.                                                    900   11,709
     Cosmo Energy Holdings Co., Ltd.                               300   11,811
     Cota Co., Ltd.                                              1,600   26,410
 #   Create Restaurants Holdings, Inc.                           7,000   77,614
     Create SD Holdings Co., Ltd.                                4,500  109,510
 #   Creek & River Co., Ltd.                                     2,400   24,071
     Cresco, Ltd.                                                1,400   56,073
     CROOZ, Inc.                                                   900   21,990
 #   CTS Co., Ltd.                                               4,000   32,284
     Cube System, Inc.                                           1,400   10,715
 #*  Cyberstep, Inc.                                               300   10,662
     Cybozu, Inc.                                                5,000   26,888

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    D.A. Consortium Holdings, Inc.                               5,000 $110,169
    Dai Nippon Toryo Co., Ltd.                                   3,800   60,723
    Daihen Corp.                                                15,000  143,293
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       3,000   40,550
    Daiken Corp.                                                 2,400   62,999
#   Daiken Medical Co., Ltd.                                     3,200   23,228
    Daiki Axis Co., Ltd.                                         1,100   15,380
    Daikokutenbussan Co., Ltd.                                   1,000   46,529
    Daikyonishikawa Corp.                                        6,200  101,288
#   Daio Paper Corp.                                             9,000  123,136
    Daiseki Co., Ltd.                                            5,700  171,086
#   Daiseki Eco. Solution Co., Ltd.                              1,700   19,524
    Daito Pharmaceutical Co., Ltd.                               2,000   67,152
    Daitron Co., Ltd.                                            1,900   41,579
    Daiwabo Holdings Co., Ltd.                                   3,100  138,194
    Daiyu Lic Holdings Co., Ltd.                                   900   12,060
    DD Holdings Co., Ltd.                                          500   18,773
*   DDS, Inc.                                                    3,200   17,360
    Densan System Co., Ltd.                                        600   11,332
#   Designone Japan, Inc.                                        1,700   19,818
    Dexerials Corp.                                              8,200  114,368
    Digital Arts, Inc.                                           2,100   78,133
    Digital Information Technologies Corp.                         500   15,819
#   Dip Corp.                                                    5,900  188,366
    DKS Co., Ltd.                                                6,000   49,045
    DMG Mori Co., Ltd.                                          15,800  361,793
    Double Standard, Inc.                                          300   22,913
*   Drecom Co., Ltd.                                             1,600   18,440
    DTS Corp.                                                    3,200  117,084
    Dvx, Inc.                                                    1,700   21,065
    E-Guardian, Inc.                                             1,300   32,711
    Eagle Industry Co., Ltd.                                     3,600   71,483
#   Earth Chemical Co., Ltd.                                     2,100  109,674
    EAT&Co, Ltd.                                                   600   12,303
    EF-ON, Inc.                                                  1,600   19,363
    eGuarantee, Inc.                                             1,100   39,509
    Eiken Chemical Co., Ltd.                                     2,900  128,670
#   Elan Corp.                                                   1,200   17,303
    Elecom Co., Ltd.                                             3,500   83,596
    EM Systems Co., Ltd.                                         2,000   44,634
    en-japan, Inc.                                               4,700  251,739
#*  Eneres Co., Ltd.                                             6,400   36,229
#*  Enigmo, Inc.                                                 1,500   16,940
    EPCO Co., Ltd.                                                 700   11,630
    EPS Holdings, Inc.                                           5,300  128,820
#   ES-Con Japan, Ltd.                                           8,800   58,861
#*  Escrow Agent Japan Co., Ltd.                                 3,500   16,060
#   Evolable Asia Corp.                                          1,300   28,761
    F&M Co., Ltd.                                                1,000   10,481
    F@N Communications, Inc.                                     6,600   53,569
    FCC Co., Ltd.                                                5,200  139,840
#*  FDK Corp.                                                   17,000   39,548
    Feed One Co., Ltd.                                          20,300   47,707

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ferrotec Holdings Corp.                                      6,500 $170,542
#*  FFRI, Inc.                                                     600   23,006
    Financial Products Group Co., Ltd.                          10,900  166,601
#   FINDEX, Inc.                                                 2,300   16,937
#   First-corp, Inc.                                             1,200   17,938
#   Fixstars Corp.                                                 800   47,111
#*  Flight Holdings, Inc.                                        1,600   12,155
    FP Corp.                                                     4,300  227,176
#*  FreakOut Holdings, Inc.                                        800   20,355
#   Freebit Co., Ltd.                                            2,100   20,811
#   Freund Corp.                                                 2,500   27,163
    FTGroup Co., Ltd.                                            1,500   13,921
    Fudo Tetra Corp.                                            25,500   43,544
    Fuji Co., Ltd.                                               3,000   63,379
    Fuji Corp.                                                   1,300   30,716
    Fuji Kyuko Co., Ltd.                                         4,300  127,463
    Fuji Oil Holdings, Inc.                                      8,000  244,117
    Fuji Pharma Co., Ltd.                                        1,900   71,495
    Fuji Seal International, Inc.                                7,700  267,864
    Fujibo Holdings, Inc.                                        1,500   55,855
    Fujimori Kogyo Co., Ltd.                                     1,300   46,736
    Fujio Food System Co., Ltd.                                  1,400   26,041
    Fujita Kanko, Inc.                                           1,600   50,412
    Fujitsu General, Ltd.                                       11,000  217,738
    Fujiya Co., Ltd.                                             2,400   56,111
    Fukuda Denshi Co., Ltd.                                      1,300   98,766
    Fukui Computer Holdings, Inc.                                1,000   28,332
    Fukushima Industries Corp.                                   2,200   99,011
*   Full Speed, Inc.                                             2,300   20,159
    FULLCAST Holdings Co., Ltd.                                  5,400  127,517
#   Fumakilla, Ltd.                                                999   22,342
    Funai Soken Holdings, Inc.                                   6,630  157,655
#   Furukawa Battery Co., Ltd. (The)                             4,000   41,207
    Furyu Corp.                                                  1,300   13,300
#   Fuso Chemical Co., Ltd.                                      3,600  103,672
    Futaba Industrial Co., Ltd.                                 10,200   97,947
    Future Corp.                                                 5,500   59,545
    G-7 Holdings, Inc.                                           1,200   27,117
    Gakkyusha Co., Ltd.                                            800   12,281
    Genki Sushi Co., Ltd.                                        1,000   30,756
#*  Genky DrugStores Co., Ltd.                                   1,200   40,677
    Geo Holdings Corp.                                           4,800   97,740
    Geostr Corp.                                                 1,800   13,133
    Giken, Ltd.                                                  2,300   64,417
#   GLOBERIDE, Inc.                                              2,100   49,707
    Glory, Ltd.                                                  5,800  227,242
#   GMO Cloud K.K.                                                 700   14,864
#   GMO Financial Holdings, Inc.                                 2,900   18,954
#   GMO internet, Inc.                                          13,300  243,669
    Gokurakuyu Holdings Co., Ltd.                                3,100   20,718
#   Goldwin, Inc.                                                1,100  113,640
    Golf Digest Online, Inc.                                     2,100   23,526
#   GS Yuasa Corp.                                              51,000  274,857

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
*   Gunosy, Inc.                                                 2,200 $ 59,977
#   Gurunavi, Inc.                                               4,700   58,789
    HABA Laboratories, Inc.                                        300   15,988
    Hagihara Industries, Inc.                                    1,600   29,730
    Hakudo Co., Ltd.                                               700   16,235
    Halows Co., Ltd.                                             1,300   30,262
#   Hamee Corp.                                                  1,100   21,976
    Handsman Co., Ltd.                                             700   10,167
    Hazama Ando Corp.                                           25,500  209,809
#   Hearts United Group Co., Ltd.                                1,800   31,195
    Helios Techno Holdings Co., Ltd.                             2,400   25,073
#   Hibino Corp.                                                 1,000   17,813
    Hiday Hidaka Corp.                                           3,648  115,643
    Hinokiya Holdings Co., Ltd.                                    700   17,139
#   Hiramatsu, Inc.                                              6,500   34,651
    Hirano Tecseed Co., Ltd.                                     1,200   34,081
#   Hirata Corp.                                                 1,600  176,767
    HIS Co., Ltd.                                                7,000  253,579
#   Hito Communications, Inc.                                    1,300   26,064
    Hochiki Corp.                                                3,000   66,767
    Hokuetsu Industries Co., Ltd.                                3,000   33,059
    Hokuto Corp.                                                 2,600   48,074
    Honda Tsushin Kogyo Co., Ltd.                                3,000   35,933
#   Hoosiers Holdings                                            2,700   19,279
    Horiba, Ltd.                                                   200   12,901
    Hosokawa Micron Corp.                                        1,300   94,848
#   Hotland Co., Ltd.                                            1,300   16,740
    House Do Co., Ltd.                                             200    5,222
#   I'rom Group Co., Ltd.                                        1,400   24,354
    I-Net Corp.                                                  1,540   23,595
    I.K Co., Ltd.                                                  400   14,183
    IBJ, Inc.                                                    2,900   27,506
    Ichibanya Co., Ltd.                                          2,064   84,824
#   Ichiken Co., Ltd.                                              599   13,298
    Ichikoh Industries, Ltd.                                     7,000   65,722
    Ichinen Holdings Co., Ltd.                                   1,400   22,806
    Idec Corp.                                                   4,900  143,412
    IDOM, Inc.                                                  12,200   85,324
    Ihara Science Corp.                                          1,100   25,285
    Imagica Robot Holdings, Inc.                                 3,200   38,260
#   Imuraya Group Co., Ltd.                                      1,100   47,516
    Infocom Corp.                                                2,500   55,574
#   Infomart Corp.                                              17,900  126,748
    Information Development Co.                                  1,100   14,084
    Information Services International-Dentsu, Ltd.              1,800   44,991
    Insource Co., Ltd.                                             300   12,443
    Intage Holdings, Inc.                                        6,000   76,739
    Inter Action Corp.                                           2,500   24,075
    Internet Initiative Japan, Inc.                              4,900  106,646
    Investors Cloud Co., Ltd.                                    4,500   70,071
    IR Japan Holdings, Ltd.                                        500   10,798
    Iriso Electronics Co., Ltd.                                  3,200  203,066
*   Ishii Hyoki Co., Ltd.                                          800   10,707

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Isolite Insulating Products Co., Ltd.                        1,000 $ 12,179
    Istyle, Inc.                                                 7,300   73,724
*   ITbook Co., Ltd.                                             2,300   13,082
    Itochu Enex Co., Ltd.                                        6,800   63,700
*   Itokuro, Inc.                                                  400   26,015
#   Ivy Cosmetics Corp.                                            300   14,597
    Iwatani Corp.                                                4,800  166,074
    JAC Recruitment Co., Ltd.                                    2,000   42,104
#   Jalux, Inc.                                                  1,300   36,031
#   Jamco Corp.                                                  1,600   40,947
    Japan Aviation Electronics Industry, Ltd.                    7,000  117,677
    Japan Best Rescue System Co., Ltd.                           2,700   22,753
    Japan Investment Adviser Co., Ltd.                           2,000   68,541
    Japan Lifeline Co., Ltd.                                     8,400  212,896
    Japan Material Co., Ltd.                                     3,400  133,725
    Japan Meat Co., Ltd.                                         1,300   22,379
#   Japan Medical Dynamic Marketing, Inc.                        4,300   35,905
    Japan Property Management Center Co., Ltd.                   2,000   32,212
    Japan Steel Works, Ltd. (The)                               10,300  323,019
    JCR Pharmaceuticals Co., Ltd.                                  800   40,207
    JCU Corp.                                                    1,900   91,506
#*  JIG-SAW, Inc.                                                  600   30,416
    JINS, Inc.                                                   2,100   96,091
    Joshin Denki Co., Ltd.                                       1,700   55,073
#   JP-Holdings, Inc.                                           12,900   38,227
    JSP Corp.                                                    2,000   66,736
    Juki Corp.                                                   5,199   99,167
    Justsystems Corp.                                            5,800  112,328
    kabu.com Securities Co., Ltd.                               25,100   90,249
    Kadoya Sesame Mills, Inc.                                      200   13,555
    Kakiyasu Honten Co., Ltd.                                    1,900   59,047
#   Kameda Seika Co., Ltd.                                       2,300  111,542
    Kanamic Network Co., Ltd.                                      300   15,329
    Kanamoto Co., Ltd.                                           4,400  136,073
    Kanematsu Electronics, Ltd.                                  2,200   65,123
    Kanto Denka Kogyo Co., Ltd.                                  8,200   96,797
    Kasai Kogyo Co., Ltd.                                        3,600   57,984
    KeePer Technical Laboratory Co., Ltd.                        1,500   20,644
    Kenko Mayonnaise Co., Ltd.                                   2,300   84,283
#   KFC Holdings Japan, Ltd.                                     2,500   45,998
    KH Neochem Co., Ltd.                                         2,600   75,981
    Ki-Star Real Estate Co., Ltd.                                1,600   44,963
*   Kintetsu Department Store Co., Ltd.                          1,400   50,632
    Kintetsu World Express, Inc.                                 5,700  125,762
#   Kitanotatsujin Corp.                                         3,000   71,879
    Kito Corp.                                                   3,000   50,915
    Kitz Corp.                                                  13,000  112,506
#   KLab, Inc.                                                   5,700   98,779
*   KNT-CT Holdings Co., Ltd.                                    2,300   37,101
#   Kobe Bussan Co., Ltd.                                        1,600   66,226
    Kobelco Eco-Solutions Co., Ltd.                                600   11,231
    KOMEDA Holdings Co., Ltd.                                    7,800  149,877
    Komeri Co., Ltd.                                             3,100   89,411

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kondotec, Inc.                                               2,900 $ 28,207
    Konishi Co., Ltd.                                            5,600  102,243
#   Konoshima Chemical Co., Ltd.                                   700    7,775
    Koshidaka Holdings Co., Ltd.                                 1,900  105,421
    Kotobuki Spirits Co., Ltd.                                   3,900  237,850
    Kourakuen Holdings Corp.                                     2,000   33,588
    KRS Corp.                                                      500   12,847
    Kumagai Gumi Co., Ltd.                                       6,000  169,764
    Kura Corp.                                                   1,900  115,306
    Kushikatsu Tanaka Co.                                          300   10,845
    Kusuri no Aoki Holdings Co., Ltd.                            2,500  131,099
    Kyoden Co., Ltd.                                             5,000   22,155
#   Kyokuyo Co., Ltd.                                            1,200   45,555
    Kyoritsu Maintenance Co., Ltd.                               5,320  219,453
#   LAC Co., Ltd.                                                2,200   35,156
#   Lacto Japan Co., Ltd.                                          300   11,719
    Lasertec Corp.                                               6,900  247,158
#   LEC, Inc.                                                    1,700   48,288
    Leopalace21 Corp.                                           36,800  305,716
    Life Corp.                                                   2,800   72,155
    LIFULL Co., Ltd.                                             9,300   79,311
#   Like Co., Ltd.                                               1,800   37,694
    Linical Co., Ltd.                                            2,500   36,583
#   Link And Motivation, Inc.                                   13,100  113,963
*   Litalico, Inc.                                                 800   15,295
    Luckland Co., Ltd.                                             700   13,966
*   M&A Capital Partners Co., Ltd.                               1,300  101,795
    m-up, Inc.                                                   1,400   15,840
    Maeda Kosen Co., Ltd.                                        3,300   61,929
    Maeda Road Construction Co., Ltd.                            7,000  156,260
    Mamezou Holdings Co., Ltd.                                   2,600   31,680
    Mani, Inc.                                                   4,000  141,537
    MarkLines Co., Ltd.                                          1,700   28,833
    Maruha Nichiro Corp.                                         7,200  212,535
    Marumae Co., Ltd.                                              600   10,464
    Maruwa Co., Ltd.                                             1,700  152,256
#   Maruwa Unyu Kikan Co., Ltd.                                  2,200   80,692
    Maruzen Co., Ltd.                                            1,000   24,271
#   Marvelous, Inc.                                              6,100   55,119
    Matsui Securities Co., Ltd.                                 20,200  192,557
    Matsuya Foods Co., Ltd.                                      1,200   43,518
    MCJ Co., Ltd.                                                5,900   66,988
#   MEC Co., Ltd.                                                2,800   58,631
#   Media Do Holdings Co., Ltd.                                    900   18,648
#*  Medical Data Vision Co., Ltd.                                1,600   33,583
    Medical System Network Co., Ltd.                             1,900   10,338
    Medius Holdings Co., Ltd.                                      600   15,162
#   Megachips Corp.                                              3,400  129,266
    Megmilk Snow Brand Co., Ltd.                                 7,700  222,389
    Meidensha Corp.                                             29,000  121,386
    Meiji Shipping Co., Ltd.                                     5,700   23,908
    Meiko Electronics Co., Ltd.                                  4,200   79,225
    Meiko Network Japan Co., Ltd.                                3,900   47,407

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Meitec Corp.                                                 4,400 $242,079
    Menicon Co., Ltd.                                            4,200  126,721
*   Mercuria Investment Co., Ltd.                                1,700   23,426
    Mie Kotsu Group Holdings, Inc.                               6,300   27,868
    Milbon Co., Ltd.                                             3,960  131,572
    Mimaki Engineering Co., Ltd.                                 2,700   29,235
    Miroku Jyoho Service Co., Ltd.                               3,700  113,392
    Mitani Corp.                                                   400   19,316
    Mitsubishi Logisnext Co., Ltd.                               4,700   45,031
#   Mitsubishi Research Institute, Inc.                          1,100   37,332
    Monogatari Corp. (The)                                         800   76,913
    MORESCO Corp.                                                  700   13,756
    Morinaga Milk Industry Co., Ltd.                             5,800  273,696
    Morita Holdings Corp.                                        5,400   98,972
#   Morozoff, Ltd.                                                 300   19,878
#*  Morpho, Inc.                                                   600   25,892
    MrMax Holdings, Ltd.                                         2,500   18,492
    MTI, Ltd.                                                    7,300   42,830
    Mugen Estate Co., Ltd.                                       2,600   28,506
    Musashi Seimitsu Industry Co., Ltd.                          3,800  121,540
#*  Mynet, Inc.                                                    800   13,110
#   N Field Co., Ltd.                                            1,300   18,187
#   Nachi-Fujikoshi Corp.                                       26,000  182,286
    Nagatanien Holdings Co., Ltd.                                4,000   55,052
    Nagawa Co., Ltd.                                             1,100   46,754
    Naigai Trans Line, Ltd.                                      1,400   26,860
    Nakamoto Packs Co., Ltd.                                       200    8,459
    ND Software Co., Ltd.                                        1,000   11,870
    NET One Systems Co., Ltd.                                   14,600  221,129
#*  New Japan Radio Co., Ltd.                                    4,000   33,869
#   Nextage Co., Ltd.                                            3,900   38,138
    Nexyz Group Corp.                                            1,200   21,713
#   Nichi-iko Pharmaceutical Co., Ltd.                           5,700   89,166
    Nichias Corp.                                               19,000  258,895
    Nichiban Co., Ltd.                                           2,000   56,158
    Nichiha Corp.                                                4,300  173,237
    NichiiGakkan Co., Ltd.                                       6,100   78,660
    Nichirin Co., Ltd.                                           1,300   35,446
    Nihon Chouzai Co., Ltd.                                      1,200   37,913
    Nihon Flush Co., Ltd.                                        1,100   28,118
    Nihon House Holdings Co., Ltd.                               7,400   47,317
    Nihon Kohden Corp.                                          10,300  243,086
    Nihon Parkerizing Co., Ltd.                                 14,700  255,499
    Nihon Unisys, Ltd.                                          13,000  273,996
    Nippon Air Conditioning Services Co., Ltd.                   3,200   23,153
    Nippon Chemiphar Co., Ltd.                                     500   21,535
#   Nippon Commercial Development Co., Ltd.                      1,000   16,656
    Nippon Gas Co., Ltd.                                         6,800  287,161
    Nippon Kodoshi Corp.                                         1,300   40,205
    Nippon Parking Development Co., Ltd.                        35,900   63,474
*   Nippon Sharyo, Ltd.                                          9,000   26,612
    Nippon Suisan Kaisha, Ltd.                                  42,200  225,294
    Nippon Systemware Co., Ltd.                                    800   18,962

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nippon Valqua Industries, Ltd.                               2,300 $ 69,917
    Nipro Corp.                                                 17,800  273,719
    Nishio Rent All Co., Ltd.                                    2,400   77,770
    Nissei ASB Machine Co., Ltd.                                 1,200   79,076
    Nissei Build Kogyo Co., Ltd.                                 5,000   63,177
    Nissin Electric Co., Ltd.                                    6,900   76,915
    Nitto Boseki Co., Ltd.                                       4,400  132,393
    Nittoku Engineering Co., Ltd.                                2,400  116,125
    nms Holdings Co.                                             1,200   21,242
    Noevir Holdings Co., Ltd.                                    2,400  195,240
    NOF Corp.                                                   10,500  282,612
#   Nojima Corp.                                                 4,100   98,822
    Nomura Co., Ltd.                                             7,300  165,032
    NS Solutions Corp.                                           5,400  145,517
    NS Tool Co., Ltd.                                            1,100   29,958
    NSD Co., Ltd.                                                6,400  135,328
    Nuflare Technology, Inc.                                       700   45,212
    OAK Capital Corp.                                            8,400   29,403
    Oat Agrio Co., Ltd.                                            400   10,519
    Obara Group, Inc.                                            2,200  152,123
    Ohashi Technica, Inc.                                          200    3,289
    Ohsho Food Service Corp.                                     2,100   98,357
    Okada Aiyon Corp.                                              700   13,530
    Okamoto Industries, Inc.                                     8,000   90,610
    Okamoto Machine Tool Works, Ltd.                               900   39,622
    Okinawa Cellular Telephone Co.                               1,900   73,514
#   Ootoya Holdings Co., Ltd.                                      800   17,430
#*  Open Door, Inc.                                              1,200   30,111
    Open House Co., Ltd.                                           500   29,394
#*  OPT Holding, Inc.                                            1,300   17,755
    Optex Group Co., Ltd.                                        2,500  160,096
#*  Optim Corp.                                                    800   19,000
    OSAKA Titanium Technologies Co., Ltd.                        2,800   73,005
    OSG Corp.                                                   13,600  345,817
    OSJB Holdings Corp.                                         23,600   69,816
    Outsourcing, Inc.                                           13,500  255,785
    Pack Corp. (The)                                             2,000   68,985
    PAL GROUP Holdings Co., Ltd.                                 1,700   48,638
    PAPYLESS Co., Ltd.                                             400    7,500
    Paraca, Inc.                                                   700   17,378
    Paramount Bed Holdings Co., Ltd.                             2,700  142,315
    Pasona Group, Inc.                                           2,300   49,675
#   PCI Holdings, Inc.                                             500   17,271
    Penta-Ocean Construction Co., Ltd.                          44,300  342,267
#   Pepper Food Service Co., Ltd.                                2,000   88,354
    PIA Corp.                                                      900   59,266
    Pilot Corp.                                                  6,300  313,088
    Piolax, Inc.                                                 4,200  126,000
#   Plenus Co., Ltd.                                             2,800   54,891
    Poletowin Pitcrew Holdings, Inc.                             4,300   90,500
    Pressance Corp.                                              4,900   70,365
    Prestige International, Inc.                                 8,600  112,887
    Prima Meat Packers, Ltd.                                    24,000  164,240

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Proto Corp.                                                  2,300 $ 34,714
    PS Mitsubishi Construction Co., Ltd.                         2,900   25,296
    Punch Industry Co., Ltd.                                     3,100   40,356
    Qol Co., Ltd.                                                3,100   61,664
    Quick Co., Ltd.                                              2,000   30,988
    Raccoon Co., Ltd.                                            3,500   24,646
    Raito Kogyo Co., Ltd.                                        5,300   60,177
    Rakus Co., Ltd.                                              1,000   30,839
#   Rasa Industries, Ltd.                                        1,000   23,706
    Raysum Co., Ltd.                                             1,200   18,414
    Renaissance, Inc.                                            1,100   18,033
    Resol Holdings Co., Ltd.                                       500   21,106
    Resorttrust, Inc.                                           13,800  328,909
    Rheon Automatic Machinery Co., Ltd.                          3,100   62,948
#   Ride On Express Holdings Co., Ltd.                           1,500   14,560
    Riken Vitamin Co., Ltd.                                      1,100   42,730
    Ringer Hut Co., Ltd.                                         3,800   85,085
    Riso Kyoiku Co., Ltd.                                        9,600   73,721
    Rock Field Co., Ltd.                                         3,300   65,854
    Rokko Butter Co., Ltd.                                       2,400   61,558
    Roland DG Corp.                                              2,000   58,880
#   Rorze Corp.                                                  2,100   52,569
    Round One Corp.                                             12,200  226,244
    Royal Holdings Co., Ltd.                                     4,500  123,138
    RS Technologies Co., Ltd.                                      600   39,484
    S Foods, Inc.                                                2,300  100,337
    S&B Foods, Inc.                                                400   46,901
    Sac's Bar Holdings, Inc.                                     2,600   28,984
#   Sagami Rubber Industries Co., Ltd.                           2,000   36,384
    Saison Information Systems Co., Ltd.                         1,200   29,664
    Saizeriya Co., Ltd.                                          4,800  145,577
    Sakai Moving Service Co., Ltd.                               1,600   76,687
    Sakata INX Corp.                                             6,800  115,288
    Sakura Internet, Inc.                                        3,800   28,999
    San-A Co., Ltd.                                              2,800  138,295
    Sanei Architecture Planning Co., Ltd.                          700   14,887
#*  Sanix, Inc.                                                  9,100   20,089
    Sanken Electric Co., Ltd.                                   18,000  131,986
    Sankyu, Inc.                                                 6,200  289,386
    Sanyo Trading Co., Ltd.                                      1,700   42,075
    Sapporo Holdings, Ltd.                                       8,500  256,241
    Sato Holdings Corp.                                          4,300  138,846
    Sawai Pharmaceutical Co., Ltd.                               4,800  218,547
    SBS Holdings, Inc.                                           1,700   17,713
#   Scala, Inc.                                                  1,800   13,672
    Seed Co., Ltd.                                               1,000   57,640
    Seiren Co., Ltd.                                             8,200  169,368
    Senko Group Holdings Co., Ltd.                              12,800   92,080
    Septeni Holdings Co., Ltd.                                  16,000   54,472
#   SFP Holdings Co., Ltd.                                       1,900   36,633
    Shibaura Electronics Co., Ltd.                               1,400   79,123
    Shibuya Corp.                                                2,700  115,826
    Shidax Corp.                                                 2,700   12,250

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
*   SHIFT, Inc.                                                  1,200 $ 48,342
    Shikoku Chemicals Corp.                                      4,200   70,039
    Shindengen Electric Manufacturing Co., Ltd.                  1,100  101,887
    Shinnihon Corp.                                              6,000   56,776
#   Shinoken Group Co., Ltd.                                     2,300   55,397
    Shinwa Co., Ltd.                                             1,400   32,723
    Ship Healthcare Holdings, Inc.                               7,200  234,401
    Shoei Co., Ltd.                                              2,000   91,824
    Shoei Foods Corp.                                            2,400   97,931
    Showa Sangyo Co., Ltd.                                       3,000   77,567
    Showa Shinku Co., Ltd.                                         500   11,612
    SIGMAXYZ, Inc.                                               2,800   39,103
#   Siix Corp.                                                   2,800  127,227
    Sinfonia Technology Co., Ltd.                               22,000   94,611
    Sinko Industries, Ltd.                                       2,400   46,764
    SMS Co., Ltd.                                                5,800  206,131
    Snow Peak, Inc.                                                800   10,560
#   Sodick Co., Ltd.                                             6,200   86,670
    Softbank Technology Corp.                                    3,200   61,905
#   Softbrain Co., Ltd.                                          5,500   22,448
    Softcreate Holdings Corp.                                    1,100   14,844
    Sogo Medical Co., Ltd.                                       1,500   90,526
    Solasto Corp.                                                2,400   63,803
#   Soliton Systems K.K.                                         1,900   29,717
#   Sourcenext Corp.                                             3,800   25,414
    Sparx Group Co., Ltd.                                       16,500   53,490
    SRA Holdings                                                 1,600   57,167
    Srg Takamiya Co., Ltd.                                       3,600   22,205
    St Marc Holdings Co., Ltd.                                   2,400   68,083
    Starts Corp., Inc.                                           4,900  136,768
    Starzen Co., Ltd.                                            1,200   60,920
#   Stella Chemifa Corp.                                         2,300   78,172
    Step Co., Ltd.                                               1,500   26,344
#   Strike Co., Ltd.                                               100    5,954
    Studio Alice Co., Ltd.                                       1,300   33,470
#   Sumida Corp.                                                 3,800   72,013
    Sumitomo Mitsui Construction Co., Ltd.                      23,780  135,707
    Sumitomo Osaka Cement Co., Ltd.                             47,000  221,265
    Sumitomo Seika Chemicals Co., Ltd.                           1,100   57,421
    Sun Frontier Fudousan Co., Ltd.                              4,300   54,355
    Systena Corp.                                                3,300  113,904
    Syuppin Co., Ltd.                                            2,800   36,635
    T-Gaia Corp.                                                 4,800  119,285
    Taisei Lamick Co., Ltd.                                        600   18,037
    Taiyo Holdings Co., Ltd.                                     2,700  131,760
    Taiyo Yuden Co., Ltd.                                       17,000  287,701
#   Takara Leben Co., Ltd.                                      16,500   73,873
    Takeuchi Manufacturing Co., Ltd.                             6,000  156,158
    Takuma Co., Ltd.                                            11,100  150,833
    Tama Home Co., Ltd.                                          1,700   18,525
    Tamura Corp.                                                10,700   84,928
#   Tanseisha Co., Ltd.                                          5,500   61,958
    Tatsuta Electric Wire and Cable Co., Ltd.                    5,600   41,448

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Tayca Corp.                                                  2,500 $ 76,608
    Tazmo Co., Ltd.                                              1,100   20,407
    TDC Soft, Inc.                                               1,300   14,981
    Tear Corp.                                                   1,700   17,462
#   TechMatrix Corp.                                             2,600   49,516
    Techno Smart Corp.                                           1,100   18,601
    TechnoPro Holdings, Inc.                                     6,200  340,472
#   Tecnos Japan, Inc.                                           3,400   28,800
#   Tenpos Holdings Co., Ltd.                                      800   19,542
    TKC Corp.                                                    1,200   43,836
    Tobishima Corp.                                             29,600   49,141
    Tocalo Co., Ltd.                                             2,300  115,528
#   Toei Animation Co., Ltd.                                       800   76,859
    Toho Co., Ltd.                                                 900   21,596
    Toho Titanium Co., Ltd.                                      6,800   96,438
    Toho Zinc Co., Ltd.                                          2,100  127,947
    Tokai Corp.                                                  2,800   68,271
    TOKAI Holdings Corp.                                        13,100  126,516
    Token Corp.                                                  1,340  154,244
    Tokuyama Corp.                                              10,700  340,666
#*  Tokyo Base Co., Ltd.                                         1,200   49,373
#   Tokyo Individualized Educational Institute, Inc.             3,400   35,803
    Tokyo Rope Manufacturing Co., Ltd.                           2,700   45,525
    Tokyo Seimitsu Co., Ltd.                                     6,100  267,094
    Tokyu Construction Co., Ltd.                                13,800  150,102
    Tomy Co., Ltd.                                              15,400  233,105
    Topcon Corp.                                                17,400  442,993
    Topre Corp.                                                  4,400  134,224
#   Torex Semiconductor, Ltd.                                      700   11,027
    Toridoll Holdings Corp.                                      4,100  143,863
    Torikizoku Co., Ltd.                                         1,400   42,838
    Toshiba TEC Corp.                                           25,000  151,944
    Tosho Co., Ltd.                                              2,600   87,453
#   Totech Corp.                                                   800   23,889
    Totetsu Kogyo Co., Ltd.                                      3,900  126,632
    Tow Co., Ltd.                                                3,700   34,428
    Towa Corp.                                                   4,000   85,374
    Towa Pharmaceutical Co., Ltd.                                1,100   62,033
    Toyo Construction Co., Ltd.                                  7,600   43,542
    Toyo Gosei Co., Ltd.                                           400    7,203
    Toyobo Co., Ltd.                                             9,100  173,656
    TPR Co., Ltd.                                                3,200  102,959
    Trancom Co., Ltd.                                            1,400  104,284
#   Transaction Co., Ltd.                                        1,800   18,961
    Tri Chemical Laboratories, Inc.                                900   41,328
    Trust Tech, Inc.                                             1,400   40,927
    TS Tech Co., Ltd.                                            5,300  227,140
    Tsubaki Nakashima Co., Ltd.                                  3,600  102,808
    Tsubakimoto Chain Co.                                       15,000  126,667
    Tsukui Corp.                                                10,300   81,166
#   UMC Electronics Co., Ltd.                                      800   24,195
    Umenohana Co., Ltd.                                            500   13,206
    United Arrows, Ltd.                                          4,400  193,523

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
#   UNITED, Inc.                                              1,600 $    50,852
*   Unitika, Ltd.                                            11,400      83,341
    Urbanet Corp. Co., Ltd.                                   4,400      13,974
*   Usen-Next Holdings Co., Ltd.                              1,300      13,651
#*  UT Group Co., Ltd.                                        4,200     138,320
    V Technology Co., Ltd.                                      800     159,338
*   V-Cube, Inc.                                              2,400      11,833
    Valor Holdings Co., Ltd.                                  4,900     117,891
    Value HR Co., Ltd.                                          500      10,605
    ValueCommerce Co., Ltd.                                   3,700      33,079
    Vector, Inc.                                              4,000      80,029
    VIA Holdings, Inc.                                        3,800      25,656
*   Vision, Inc.                                              1,400      41,305
    Vitec Holdings Co., Ltd.                                    700      11,680
    Voyage Group, Inc.                                        1,700      23,246
    VT Holdings Co., Ltd.                                    16,600      91,693
    Warabeya Nichiyo Holdings Co., Ltd.                       1,700      43,661
    Watahan & Co., Ltd.                                       1,000      41,069
    WATAMI Co., Ltd.                                          3,300      48,775
    Watts Co., Ltd.                                           1,000      10,565
    WDB Holdings Co., Ltd.                                    1,600      56,981
    Weathernews, Inc.                                         1,500      46,565
    West Holdings Corp.                                       1,300       8,796
    Will Group, Inc.                                          2,700      50,891
    WIN-Partners Co., Ltd.                                    2,200      30,744
    WirelessGate, Inc.                                        1,300      17,129
    Workman Co., Ltd.                                         1,100      47,251
#   World Holdings Co., Ltd.                                  1,300      43,896
    Wowow, Inc.                                               1,300      40,660
    YA-MAN, Ltd.                                              4,000      66,830
    Yakuodo Co., Ltd.                                         2,100      64,382
    YAMABIKO Corp.                                            5,300      87,429
    YAMADA Consulting Group Co., Ltd.                         2,000      62,473
    Yamaichi Electronics Co., Ltd.                            4,400      91,771
#   Yamashin-Filter Corp.                                     4,500      58,927
    Yamazen Corp.                                             8,000      97,496
    Yaoko Co., Ltd.                                           3,300     160,606
#   Yasunaga Corp.                                              900      22,805
#   Yokowo Co., Ltd.                                          3,100      61,546
    Yomiuri Land Co., Ltd.                                      700      31,453
    Yoshinoya Holdings Co., Ltd.                              2,300      40,731
    Yossix Co., Ltd.                                            600      19,568
    Yuasa Trading Co., Ltd.                                   1,799      64,399
#   Yume No Machi Souzou Iinkai Co., Ltd.                     3,600      60,827
#   Yumeshin Holdings Co., Ltd.                               6,200      73,161
    Zenrin Co., Ltd.                                          3,700     127,310
*   ZIGExN Co., Ltd.                                          4,600      47,846
#   Zojirushi Corp.                                           6,200      76,222
                                                                    -----------
TOTAL JAPAN                                                          51,582,612
                                                                    -----------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                                   20,954   1,144,062

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
    AMG Advanced Metallurgical Group NV                        6,581 $  351,912
    Amsterdam Commodities NV                                   3,527    108,817
*   Basic-Fit NV                                               2,713     73,692
#   BE Semiconductor Industries NV                             8,408    809,161
#   Beter Bed Holding NV                                       4,712     73,852
    Corbion NV                                                14,030    458,662
    Flow Traders                                               3,294     82,350
    ForFarmers NV                                                862     10,838
    GrandVision NV                                             8,073    188,012
    IMCD Group NV                                                699     46,694
    Kendrion NV                                                2,944    154,993
#   Koninklijke Vopak NV                                       8,125    366,764
    Nederland Apparatenfabriek                                 1,004     62,633
#   Philips Lighting NV                                        7,099    279,132
    Refresco Group NV                                          9,070    223,821
#   SIF Holding NV                                             1,256     26,342
    Sligro Food Group NV                                       3,564    185,810
    TKH Group NV                                               8,056    535,544
    Wessanen                                                  15,398    330,839
                                                                     ----------
TOTAL NETHERLANDS                                                     5,513,930
                                                                     ----------
NEW ZEALAND -- (0.4%)
    CBL Corp., Ltd.                                            6,142     14,548
    Freightways, Ltd.                                         21,627    127,421
    Hallenstein Glasson Holdings, Ltd.                         5,639     17,726
#   Mainfreight, Ltd.                                         12,805    243,064
    NZX, Ltd.                                                 30,863     25,753
    Restaurant Brands New Zealand, Ltd.                       16,171     89,627
    Scales Corp., Ltd.                                        12,408     43,946
*   Synlait Milk, Ltd.                                         4,036     20,811
    Tourism Holdings, Ltd.                                    18,880     81,472
    Trade Me Group, Ltd.                                      25,558     84,940
    Z Energy, Ltd.                                            34,696    195,363
                                                                     ----------
TOTAL NEW ZEALAND                                                       944,671
                                                                     ----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                            57,048     45,973
    AF Gruppen ASA                                             3,576     57,728
    Atea ASA                                                  10,965    169,744
    Austevoll Seafood ASA                                      5,719     44,930
    Bakkafrost P/F                                             5,584    227,558
    Borregaard ASA                                            14,110    125,967
    Ekornes ASA                                                4,321     65,425
    Europris ASA                                              19,776     88,432
*   Funcom NV                                                 60,198     21,603
    Grieg Seafood ASA                                          6,614     58,446
*   Hexagon Composites ASA                                    11,680     38,586
#*  Nordic Semiconductor ASA                                   4,336     25,811
    Norway Royal Salmon ASA                                    1,944     31,195
    Protector Forsikring ASA                                   7,924     96,152
    Scatec Solar ASA                                           8,766     51,390
    Tomra Systems ASA                                          3,688     62,466

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                            SHARES   VALUE++
                                                            ------- ----------
NORWAY -- (Continued)
    Veidekke ASA                                             12,534 $  134,100
    XXL ASA                                                   6,650     82,209
                                                                    ----------
TOTAL NORWAY                                                         1,427,715
                                                                    ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                            14,257     86,172
#   CTT-Correios de Portugal SA                              29,047    124,274
    Mota-Engil SGPS SA                                       19,197     95,355
    Navigator Co. SA (The)                                   17,736     99,583
    NOS SGPS SA                                              44,905    305,697
                                                                    ----------
TOTAL PORTUGAL                                                         711,081
                                                                    ----------
SINGAPORE -- (0.7%)
    AEM Holdings, Ltd.                                       11,300     42,661
    Best World International, Ltd.                           63,500     65,308
    Boustead Singapore, Ltd.                                 31,700     19,978
    Breadtalk Group, Ltd.                                    10,600     13,869
    China Sunsine Chemical Holdings, Ltd.                    14,400     12,275
    CITIC Envirotech, Ltd.                                  118,300     68,461
    Delfi, Ltd.                                              46,100     57,521
#   First Resources, Ltd.                                    73,300    105,999
    Food Empire Holdings, Ltd.                               19,800     10,175
    Geo Energy Resources, Ltd.                               83,500     16,523
    Golden Energy & Resources, Ltd.                          34,200     11,566
    GSH Corp., Ltd.                                          47,600     17,236
    Health Management International, Ltd.                    52,961     27,220
    Hi-P International, Ltd.                                 22,800     34,414
    iFAST Corp., Ltd.                                        10,000      7,082
    Japfa, Ltd.                                              27,800     11,018
    M1, Ltd.                                                 64,100     90,367
    Mandarin Oriental International, Ltd.                    31,600     68,245
    Oxley Holdings, Ltd.                                     56,650     29,924
#   Q&M Dental Group Singapore, Ltd.                         40,500     19,324
    QAF, Ltd.                                                27,800     24,170
#   Raffles Medical Group, Ltd.                             129,164    109,204
    Riverstone Holdings, Ltd.                                29,200     25,099
    Sheng Siong Group, Ltd.                                  98,400     69,780
    SIA Engineering Co., Ltd.                                40,600    103,369
    Sinarmas Land, Ltd.                                     107,600     31,541
#   Singapore Post, Ltd.                                    211,500    208,087
    StarHub, Ltd.                                            74,600    164,139
    UMS Holdings, Ltd.                                       77,250     62,747
    United Overseas Insurance, Ltd.                           1,900     10,566
    Valuetronics Holdings, Ltd.                              45,430     32,832
                                                                    ----------
TOTAL SINGAPORE                                                      1,570,700
                                                                    ----------
SPAIN -- (2.2%)
#*  Amper SA                                                119,691     26,873
#   Atresmedia Corp. de Medios de Comunicacion SA            11,393    119,056
    Bolsas y Mercados Espanoles SHMSF SA                     15,337    523,127
    Cellnex Telecom SA                                       30,661    827,808
    Cia de Distribucion Integral Logista Holdings SA          6,040    147,624

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
    Cie Automotive SA                                         10,904 $  373,671
    Distribuidora Internacional de Alimentacion SA           131,375    701,949
*   Fomento de Construcciones y Contratas SA                   8,606    102,044
*   Grupo Empresarial San Jose SA                              5,264     23,766
#*  Grupo Ezentis SA                                          54,049     44,068
*   Indra Sistemas SA                                         25,407    373,886
    Mediaset Espana Comunicacion SA                           30,269    342,304
    Papeles y Cartones de Europa SA                            5,810     86,848
    Prosegur Cia de Seguridad SA                              14,795    123,001
*   Solaria Energia y Medio Ambiente SA                        7,420     21,608
    Tecnicas Reunidas SA                                       5,071    172,886
    Vidrala SA                                                 2,584    262,352
    Zardoya Otis SA                                           37,380    427,086
                                                                     ----------
TOTAL SPAIN                                                           4,699,957
                                                                     ----------
SWEDEN -- (2.8%)
    AddTech AB Class B                                         8,569    211,311
#   Avanza Bank Holding AB                                     3,809    213,971
    Beijer Alma AB                                             2,864     93,222
    Bilia AB Class A                                          12,848    123,590
    BioGaia AB Class B                                         2,897    114,505
    Clas Ohlson AB Class B                                     3,306     45,814
    Com Hem Holding AB                                        24,085    418,566
    Concentric AB                                              7,495    146,665
    eWork Group AB                                             2,192     30,154
#   Fagerhult AB                                               5,427     67,631
    Fenix Outdoor International AG                               744     95,086
    HMS Networks AB                                            3,530     58,198
    Indutrade AB                                              13,388    412,900
    ITAB Shop Concept AB Class B                               2,620     15,089
    JM AB                                                     10,573    238,489
    Kindred Group P.L.C.                                      37,473    625,725
    Lagercrantz Group AB Class B                               9,494    100,009
    Loomis AB Class B                                          5,560    222,303
    Modern Times Group MTG AB Class B                          8,444    387,307
#   Mycronic AB                                               13,519    152,668
    NCC AB Class B                                            12,996    257,652
    NetEnt AB                                                 26,816    152,319
    Nobia AB                                                  17,348    140,157
    Nobina AB                                                 12,255     86,828
    Nolato AB Class B                                          4,003    269,328
    OEM International AB Class B                               2,269     54,431
    Oriflame Holding AG                                        6,626    296,742
    Proact IT Group AB                                         1,363     29,931
#*  RaySearch Laboratories AB                                  4,094     81,654
*   SAS AB                                                    17,799     43,115
    Scandi Standard AB                                         7,744     62,018
    Sectra AB Class B                                          3,189     76,724
    SkiStar AB                                                 1,379     28,154
    Thule Group AB                                            14,587    332,033
    Troax Group AB                                             1,935     69,641

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Vitrolife AB                                               1,841 $  161,143
                                                                     ----------
TOTAL SWEDEN                                                          5,915,073
                                                                     ----------
SWITZERLAND -- (4.3%)
    APG SGA SA                                                   229    112,902
    Ascom Holding AG                                           4,438    114,813
    Autoneum Holding AG                                          405    133,923
    Belimo Holding AG                                             70    328,157
    Bobst Group SA                                             1,366    179,126
    Bossard Holding AG Class A                                 1,042    269,116
    Bucher Industries AG                                         745    341,349
    Burckhardt Compression Holding AG                            409    152,030
    Burkhalter Holding AG                                        526     67,889
    Cembra Money Bank AG                                       4,358    429,900
*   Cicor Technologies, Ltd.                                     173     14,457
    Coltene Holding AG                                           469     49,049
    Daetwyler Holding AG                                         763    162,007
#   DKSH Holding AG                                            4,359    407,593
#   dormakaba Holding AG                                         513    472,006
    Emmi AG                                                      268    203,209
    Feintool International Holding AG                            104     14,425
    Forbo Holding AG                                               9     15,219
    Georg Fischer AG                                             595    861,353
    Gurit Holding AG                                              63     70,476
    Inficon Holding AG                                           308    192,739
    Interroll Holding AG                                         102    168,710
    Kardex AG                                                  1,031    140,244
    Komax Holding AG                                             590    203,473
    LEM Holding SA                                                97    174,233
    Logitech International SA                                 23,464    984,054
#   Mobilezone Holding AG                                      1,731     22,356
    Panalpina Welttransport Holding AG                         1,729    286,109
    Schaffner Holding AG                                          36     12,189
    Sunrise Communications Group AG                            4,993    469,460
    Temenos Group AG                                           8,866  1,225,250
    u-blox Holding AG                                          1,117    234,193
    VAT Group AG                                               2,873    458,981
    VZ Holding AG                                                425    143,412
#   Ypsomed Holding AG                                           435     81,463
                                                                     ----------
TOTAL SWITZERLAND                                                     9,195,865
                                                                     ----------
UNITED KINGDOM -- (14.6%)
    4imprint Group P.L.C.                                      4,463    126,698
    888 Holdings P.L.C.                                       48,745    195,073
    A.G. Barr P.L.C.                                          16,744    152,658
    Air Partner P.L.C.                                         2,345      4,757
    Arrow Global Group P.L.C.                                 30,207    175,075
    Ashmore Group P.L.C.                                      54,529    332,860
    AVEVA Group P.L.C.                                        10,575    448,408
    Avon Rubber P.L.C.                                         5,537     98,829
    B&M European Value Retail SA                             103,719    612,200
    Bodycote P.L.C.                                           28,536    391,579

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Booker Group P.L.C.                                   244,737 $787,045
    Brewin Dolphin Holdings P.L.C.                         47,268  250,624
    Britvic P.L.C.                                         46,328  483,128
    Capita P.L.C.                                          81,598  211,204
    Card Factory P.L.C.                                    46,435  126,952
    Charles Taylor P.L.C.                                   3,058   12,584
    Cineworld Group P.L.C.                                 24,695  180,781
    City of London Investment Group P.L.C.                  3,921   24,774
    Clipper Logistics P.L.C.                                5,796   36,380
    CMC Markets P.L.C.                                     17,192   38,849
*   Cobham P.L.C.                                         300,841  558,665
    Computacenter P.L.C.                                    7,825  126,521
    Connect Group P.L.C.                                   39,116   41,511
    Consort Medical P.L.C.                                    992   16,870
    Costain Group P.L.C.                                   17,549  114,377
    Cranswick P.L.C.                                        8,329  347,271
    Dairy Crest Group P.L.C.                               23,307  194,970
    Devro P.L.C.                                           30,173   96,690
    Dignity P.L.C.                                          8,832  102,437
    Diploma P.L.C.                                         19,536  324,025
    Domino's Pizza Group P.L.C.                            81,273  389,843
    DS Smith P.L.C.                                         9,633   68,849
    Dunelm Group P.L.C.                                    14,010  127,563
    Electrocomponents P.L.C.                               75,809  659,589
    esure Group P.L.C.                                     53,674  182,455
    Euromoney Institutional Investor P.L.C.                 3,601   60,328
    Evraz P.L.C.                                           59,708  315,150
    FDM Group Holdings P.L.C.                              16,106  217,220
    Ferrexpo P.L.C.                                        45,352  187,875
    Fidessa Group P.L.C.                                    6,107  204,343
    Forterra P.L.C.                                        29,278  118,134
    Games Workshop Group P.L.C.                             5,955  198,273
    Go-Ahead Group P.L.C.                                   7,576  173,873
    Gocompare.Com Group P.L.C.                             11,694   19,244
    Greggs P.L.C.                                          17,857  335,155
    Halma P.L.C.                                            8,362  151,765
    Hastings Group Holdings P.L.C.                         33,492  140,260
    Hays P.L.C.                                           235,979  677,450
    Headlam Group P.L.C.                                    1,604   13,096
    Hill & Smith Holdings P.L.C.                           13,954  237,978
    Hilton Food Group P.L.C.                               11,437  137,996
    HomeServe P.L.C.                                       51,352  571,117
    Howden Joinery Group P.L.C.                           107,177  706,742
    Ibstock P.L.C.                                         40,444  147,721
    IG Group Holdings P.L.C.                               59,725  655,773
    IMI P.L.C.                                             46,660  880,568
    Inchcape P.L.C.                                        42,060  433,065
    Inmarsat P.L.C.                                        67,643  445,857
    Integrated Diagnostics Holdings P.L.C.                  4,075   18,863
    Intermediate Capital Group P.L.C.                       6,731  110,671
    ITE Group P.L.C.                                       49,057  120,152
    IWG P.L.C.                                            107,506  405,184
    J D Wetherspoon P.L.C.                                 14,997  268,252

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    James Fisher & Sons P.L.C.                              9,072 $  194,390
    Jardine Lloyd Thompson Group P.L.C.                    23,397    447,520
    JD Sports Fashion P.L.C.                               73,146    380,198
    John Menzies P.L.C.                                    15,128    147,907
    Jupiter Fund Management P.L.C.                         71,799    603,183
    Kainos Group P.L.C.                                     5,628     27,941
*   KAZ Minerals P.L.C.                                    41,405    481,830
    KCOM Group P.L.C.                                     104,431    130,613
    LSL Property Services P.L.C.                            5,691     22,918
    Marshalls P.L.C.                                       32,570    192,957
    McBride P.L.C.                                         32,642     82,137
    Mitie Group P.L.C.                                     41,880    105,439
    Moneysupermarket.com Group P.L.C.                      93,567    449,932
    Morgan Advanced Materials P.L.C.                       53,340    262,792
    Motorpoint group P.L.C.                                 6,807     22,751
    NEX Group P.L.C.                                       22,953    193,208
    Norcros P.L.C.                                          4,164     11,056
*   Ocado Group P.L.C.                                     88,485    633,148
    On the Beach Group P.L.C.                              18,606    137,693
    OneSavings Bank P.L.C.                                  4,812     27,281
    Oxford Instruments P.L.C.                               9,918    129,692
    Pagegroup P.L.C.                                       61,044    471,794
    PayPoint P.L.C.                                        12,135    153,127
    Photo-Me International P.L.C.                          47,852    124,183
    Playtech P.L.C.                                        41,773    470,131
    Polypipe Group P.L.C.                                  26,789    150,571
    QinetiQ Group P.L.C.                                   85,986    251,363
    Rank Group P.L.C.                                      16,061     51,741
    Rathbone Brothers P.L.C.                                2,330     90,118
    Renishaw P.L.C.                                         6,217    437,772
*   Rhi Magnesita NV                                        2,031    131,268
    Ricardo P.L.C.                                          9,584    133,702
    Rightmove P.L.C.                                       16,062  1,006,814
    Robert Walters P.L.C.                                  10,378     96,660
    Rotork P.L.C.                                         152,188    638,583
    Savills P.L.C.                                         24,283    353,699
    Softcat P.L.C.                                         15,894    118,527
    Spirax-Sarco Engineering P.L.C.                        11,041    889,250
    SSP Group P.L.C.                                       78,775    681,640
    Stagecoach Group P.L.C.                                55,674    119,514
    Sthree P.L.C.                                          18,516     93,430
    Superdry P.L.C.                                         7,836    193,879
    Synthomer P.L.C.                                       46,180    310,899
    TalkTalk Telecom Group P.L.C.                          83,939    141,790
    Tarsus Group P.L.C.                                    10,149     48,329
    Tate & Lyle P.L.C.                                     57,237    521,754
    Ted Baker P.L.C.                                        4,689    199,804
    Telecom Plus P.L.C.                                     8,427    138,914
    Thomas Cook Group P.L.C.                              282,306    505,622
    Topps Tiles P.L.C.                                     21,718     28,610
    Ultra Electronics Holdings P.L.C.                      12,463    269,621
    Victrex P.L.C.                                         15,084    547,278
    Vitec Group P.L.C. (The)                                5,647     89,083

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
UNITED KINGDOM -- (Continued)
      Vp P.L.C.                                              816 $     10,185
      WH Smith P.L.C.                                     19,030      577,195
*     Wizz Air Holdings P.L.C.                             2,564      126,018
      XP Power, Ltd.                                       2,945      140,085
      ZPG P.L.C.                                          47,207      229,885
                                                                 ------------
TOTAL UNITED KINGDOM                                               31,221,623
                                                                 ------------
TOTAL COMMON STOCKS                                               195,428,762
                                                                 ------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Fuchs Petrolub SE                                    8,178      447,650
      Jungheinrich AG                                      6,730      332,822
      Sartorius AG                                         3,844      460,055
      Sixt SE                                              2,374      168,667
      Villeroy & Boch AG                                   1,484       35,065
                                                                 ------------
TOTAL GERMANY                                                       1,444,259
                                                                 ------------
TOTAL PREFERRED STOCKS                                              1,444,259
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)
JAPAN -- (0.0%)
*     Hoosiers Holdings Rights 03/15/18                    2,700        6,851
                                                                 ------------
SPAIN -- (0.0%)
*     Amper SA Rights 02/05/18                           119,691        1,486
                                                                 ------------
TOTAL RIGHTS/WARRANTS                                                   8,337
                                                                 ------------
TOTAL INVESTMENT SECURITIES                                       196,881,358
                                                                 ------------

                                                                   VALUE+
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (8.1%)
(S)@  DFA Short Term Investment Fund                   1,500,924   17,367,188
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $166,020,929)^^              $214,248,546
                                                                 ============

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                               ------------   ------------ ------- ------------
Common Stocks
   Australia                   $     72,374   $ 14,354,713   --    $ 14,427,087
   Austria                               --      1,744,327   --       1,744,327
   Belgium                          809,137      2,721,886   --       3,531,023
   Canada                        15,603,539             --   --      15,603,539
   Denmark                               --      3,978,403   --       3,978,403
   Finland                               --      4,782,102   --       4,782,102
   France                                --     10,477,630   --      10,477,630
   Germany                           22,017     11,338,764   --      11,360,781
   Hong Kong                         15,524      5,262,581   --       5,278,105
   Ireland                               --        778,582   --         778,582
   Israel                                --      1,442,274   --       1,442,274
   Italy                                 --      9,241,682   --       9,241,682
   Japan                                 --     51,582,612   --      51,582,612
   Netherlands                           --      5,513,930   --       5,513,930
   New Zealand                           --        944,671   --         944,671
   Norway                                --      1,427,715   --       1,427,715
   Portugal                              --        711,081   --         711,081
   Singapore                             --      1,570,700   --       1,570,700
   Spain                                 --      4,699,957   --       4,699,957
   Sweden                                --      5,915,073   --       5,915,073
   Switzerland                           --      9,195,865   --       9,195,865
   United Kingdom                        --     31,221,623   --      31,221,623
Preferred Stocks
   Germany                               --      1,444,259   --       1,444,259
Rights/Warrants
   Japan                                 --          6,851   --           6,851
   Spain                                 --          1,486   --           1,486
Securities Lending Collateral            --     17,367,188   --      17,367,188
                               ------------   ------------   --    ------------
TOTAL                          $16,522,591    $197,725,955   --    $214,248,546
                               ============   ============   ==    ============

                       DFA SOCIAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
AGENCY OBLIGATIONS -- (18.9%)
Federal Farm Credit Bank
    5.150%, 11/15/19                                         970  $ 1,019,943
Federal Home Loan Bank
    1.875%, 03/13/20                                         440      437,059
    4.125%, 03/13/20                                         500      519,476
    1.875%, 11/29/21                                       1,700    1,664,337
    2.625%, 12/10/21                                       1,500    1,510,083
    2.250%, 03/11/22                                       1,500    1,485,197
    3.250%, 03/08/24                                         250      257,261
    2.875%, 06/14/24                                         700      706,265
    5.375%, 08/15/24                                         800      925,688
    2.875%, 09/13/24                                       2,500    2,518,267
    2.750%, 12/13/24                                       2,700    2,693,566
    5.750%, 06/12/26                                         200      241,313
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29                                         700      950,673
    6.750%, 03/15/31                                         450      625,331
Federal National Mortgage Association
    1.875%, 09/18/18                                         220      220,159
    2.000%, 01/05/22                                       2,000    1,966,282
    2.625%, 09/06/24                                       2,600    2,582,741
    2.125%, 04/24/26                                       2,300    2,185,140
    1.875%, 09/24/26                                       2,100    1,944,025
    6.250%, 05/15/29                                         180      234,461
    7.250%, 05/15/30                                         450      640,239
    6.625%, 11/15/30                                       1,700    2,332,094
Tennessee Valley Authority
    3.875%, 02/15/21                                       1,000    1,043,443
    2.875%, 09/15/24                                       1,249    1,257,007
    2.875%, 02/01/27                                       2,000    1,988,600
    7.125%, 05/01/30                                         500      700,985
                                                                  -----------
TOTAL AGENCY OBLIGATIONS                                           32,649,635
                                                                  -----------
BONDS -- (47.5%) 21st Century Fox America, Inc.
    3.000%, 09/15/22                                         180      180,581
    3.700%, 09/15/24                                         200      205,785
3M Co.
    1.625%, 06/15/19                                         375      371,885
    2.875%, 10/15/27                                         850      823,064
ABB Finance USA, Inc.
    2.875%, 05/08/22                                         100      100,506
Abbott Laboratories
    3.250%, 04/15/23                                          50       50,066
Activision Blizzard, Inc.
    3.400%, 06/15/27                                         100       97,636
Adobe Systems, Inc.
    3.250%, 02/01/25                                         160      161,247
Advance Auto Parts, Inc.
    4.500%, 12/01/23                                         200      207,977
                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                        -------     --------
Aetna, Inc.
         3.500%, 11/15/24                                   50     $ 50,161
Aflac, Inc.
         3.625%, 11/15/24                                  250      256,128
         3.250%, 03/17/25                                   50       50,006
Ahold Finance USA LLC
         6.875%, 05/01/29                                   40       48,426
Airbus SE
##       3.150%, 04/10/27                                  200      196,745
Alberta, Province of Canada
##       2.050%, 08/17/26                                1,000      920,480
Allstate Corp. (The)
         3.150%, 06/15/23                                  500      501,180
Alphabet, Inc.
#        3.375%, 02/25/24                                  200      206,504
         1.998%, 08/15/26                                  200      184,049
American Express Credit Corp.
         3.300%, 05/03/27                                  200      198,187
American Honda Finance Corp.
         2.300%, 09/09/26                                  250      232,035
American International Group, Inc.
#        4.125%, 02/15/24                                   50       51,931
         3.750%, 07/10/25                                  150      151,649
Ameriprise Financial, Inc.
         4.000%, 10/15/23                                   30       31,403
         3.700%, 10/15/24                                  400      409,022
Amgen, Inc.
         3.125%, 05/01/25                                  200      197,564
Analog Devices, Inc.
         3.900%, 12/15/25                                   33       33,698
Anglo American Capital P.L.C.
###      4.750%, 04/10/27                                  200      208,339
###      4.000%, 09/11/27                                  200      197,796
Anthem, Inc.
         3.500%, 08/15/24                                  150      151,378
ANZ New Zealand International Ltd.
##       3.450%, 07/17/27                                  500      493,220
Aon P.L.C.
         3.500%, 06/14/24                                  275      276,439
Apple, Inc.
#        3.250%, 02/23/26                                  250      249,664
         2.450%, 08/04/26                                  695      652,200
         3.350%, 02/09/27                                  800      801,273
         3.000%, 06/20/27                                1,000      972,890
         3.000%, 11/13/27                                  500      485,168
Applied Materials, Inc.
         3.300%, 04/01/27                                  300      297,865
Arrow Electronics, Inc.
         3.875%, 01/12/28                                  400      396,626
ASB Finance, Ltd.
         0.500%, 06/10/22                        EUR       225      279,614
Asian Development Bank
         2.000%, 01/22/25                                  150      142,697

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
AT&T, Inc.
       3.875%, 08/15/21                                         150  $  154,666
       3.000%, 02/15/22                                          50      49,808
       3.950%, 01/15/25                                         350     353,271
Australia & New Zealand Banking Group, Ltd.
       3.700%, 11/16/25                                         250     257,467
Autodesk, Inc.
       4.375%, 06/15/25                                         150     155,064
Automatic Data Processing, Inc.
       3.375%, 09/15/25                                         600     611,533
AutoZone, Inc.
       2.500%, 04/15/21                                          70      68,910
       3.125%, 04/21/26                                         200     191,683
Avnet, Inc.
#      4.625%, 04/15/26                                         250     254,428
Bank of America Corp.
       3.300%, 01/11/23                                         150     151,400
       4.000%, 04/01/24                                         136     141,270
Bank of America Corp. Floating Rate Note
(r)##  3.419%, 12/20/28                                         120     118,126
Bank of Montreal
       2.375%, 01/25/19                                         100     100,141
Bank of New York Mellon Corp. (The)
       3.650%, 02/04/24                                         300     309,010
Barclays P.L.C.
       4.375%, 01/12/26                                         500     512,739
Bed Bath & Beyond, Inc.
#      3.749%, 08/01/24                                         275     271,026
Bemis Co., Inc.
       4.500%, 10/15/21                                         100     104,918
Berkshire Hathaway, Inc.
       3.125%, 03/15/26                                       1,657   1,637,187
BlackRock, Inc.
       3.375%, 06/01/22                                         100     102,127
       3.200%, 03/15/27                                         350     347,792
BP Capital Markets P.L.C.
       3.535%, 11/04/24                                          50      51,264
BPCE SA
#      4.000%, 04/15/24                                         500     520,342
British Columbia, Province of Canada
       6.500%, 01/15/26                                         200     247,519
Brown & Brown, Inc.
       4.200%, 09/15/24                                          40      41,137
Buckeye Partners L.P.
#      3.950%, 12/01/26                                         225     217,351
Burlington Northern Santa Fe LLC
       3.000%, 04/01/25                                          75      74,435
                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
CA, Inc.
     4.500%, 08/15/23                                      $  100  $  105,247
     4.700%, 03/15/27                                         250     257,475
Canadian Pacific Railway Co.
     2.900%, 02/01/25                                          50      48,675
Capital One Financial Corp.
#    3.750%, 04/24/24                                          50      50,721
Cardinal Health, Inc.
     4.625%, 12/15/20                                          75      78,609
#    3.410%, 06/15/27                                         200     192,826
CBS Corp.
#    3.500%, 01/15/25                                         250     248,885
     2.900%, 01/15/27                                         204     188,976
Charles Schwab Corp. (The)
     3.200%, 03/02/27                                         200     197,745
Chevron Corp.
     2.419%, 11/17/20                                          50      49,972
     2.355%, 12/05/22                                         500     489,205
Chubb INA Holdings, Inc.
     3.350%, 05/15/24                                          50      50,467
Cigna Corp.
     3.250%, 04/15/25                                         250     246,382
Cisco Systems, Inc.
     2.200%, 02/28/21                                          50      49,382
Citigroup, Inc.
     3.875%, 10/25/23                                         380     392,074
CME Group, Inc.
     3.000%, 03/15/25                                          85      84,345
CMS Energy Corp.
     3.875%, 03/01/24                                         175     180,236
CNA Financial Corp.
     3.950%, 05/15/24                                         300     305,501
     4.500%, 03/01/26                                          30      31,410
Coca-Cola Co. (The)
     3.150%, 11/15/20                                          48      48,928
#    3.200%, 11/01/23                                       1,000   1,018,287
#    2.250%, 09/01/26                                         140     131,492
     2.900%, 05/25/27                                         400     391,483
Colgate-Palmolive Co.
     3.250%, 03/15/24                                         100     101,939
Comcast Corp.
     3.150%, 03/01/26                                         200     196,825
Commonwealth Bank of Australia
     2.400%, 11/02/20                                         250     248,123
##   2.850%, 05/18/26                                         250     238,513
###  3.150%, 09/19/27                                         100      96,407
ConocoPhillips Co.
     3.350%, 11/15/24                                         300     305,340
Cooperatieve Rabobank UA
     3.875%, 02/08/22                                          50      51,728
     3.375%, 05/21/25                                       1,000   1,004,359

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED



                                                                FACE
                                                               AMOUNT^
                                                                (000)   VALUE+
                                                               ------- --------
Credit Suisse AG
    3.625%, 09/09/24                                             500   $508,261
CSX Corp.
    3.700%, 10/30/20                                              70     71,947
CVS Health Corp.
#   2.750%, 12/01/22                                             200    194,825
    3.875%, 07/20/25                                              67     67,609
Deere & Co.
    5.375%, 10/16/29                                              80     94,374
Deutsche Bank AG
    3.700%, 05/30/24                                              30     29,843
    4.100%, 01/13/26                                             200    200,035
Discovery Communications LLC
#   3.250%, 04/01/23                                              75     73,818
Dollar General Corp.
    3.250%, 04/15/23                                             100    100,025
    4.150%, 11/01/25                                             500    521,733
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20                                             250    250,165
Dominion Energy, Inc.
    3.625%, 12/01/24                                             100    101,337
Dow Chemical Co. (The)
    4.250%, 11/15/20                                             150    155,883
    3.000%, 11/15/22                                              30     29,920
    3.500%, 10/01/24                                             200    202,632
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25                                             250    246,140
DTE Energy Co.
    2.850%, 10/01/26                                             500    472,540
Duke Energy Corp.
    3.750%, 04/15/24                                             275    282,158
E*TRADE Financial Corp.
    2.950%, 08/24/22                                             300    294,792
Eaton Corp.
    2.750%, 11/02/22                                             207    204,883
Eaton Vance Corp.
    3.500%, 04/06/27                                             500    504,588
eBay, Inc.
    2.600%, 07/15/22                                             175    171,106
Ecolab, Inc.
    2.700%, 11/01/26                                             500    474,512
Electricite de France SA
##  2.350%, 10/13/20                                              30     29,764
Electronic Arts, Inc.
#   4.800%, 03/01/26                                             250    271,083
Emerson Electric Co.
    2.625%, 12/01/21                                             450    449,872
Enbridge, Inc.
#   3.500%, 06/10/24                                             300    299,531
Energy Transfer L.P.
    4.750%, 01/15/26                                             200    207,852

                                                                FACE
                                                               AMOUNT^
                                                                (000)   VALUE+
                                                               ------- --------
Enterprise Products Operating LLC
     3.900%, 02/15/24                                            200   $206,724
EOG Resources, Inc.
     3.150%, 04/01/25                                            200    196,958
     4.150%, 01/15/26                                            100    105,113
ERAC USA Finance LLC
###  3.850%, 11/15/24                                            200    203,981
European Investment Bank
     3.250%, 01/29/24                                            100    102,548
Eversource Energy
#    2.500%, 03/15/21                                            100     99,347
Exelon Corp.
     2.850%, 06/15/20                                            150    150,494
#    3.400%, 04/15/26                                            200    197,587
Express Scripts Holding Co.
     3.900%, 02/15/22                                             75     76,762
     3.500%, 06/15/24                                            250    249,460
#    3.400%, 03/01/27                                             56     54,083
Exxon Mobil Corp.
     2.222%, 03/01/21                                            550    544,577
FedEx Corp.
#    2.625%, 08/01/22                                            100     99,046
Fidelity National Information Services, Inc.
     5.000%, 10/15/25                                             63     68,345
Ford Motor Credit Co. LLC
     3.200%, 01/15/21                                            200    200,525
#    4.375%, 08/06/23                                            200    207,322
GATX Corp.
     3.250%, 09/15/26                                            100     95,770
General Mills, Inc.
     3.150%, 12/15/21                                            200    202,014
General Motors Financial Co., Inc.
#    5.250%, 03/01/26                                            250    269,277
Georgia-Pacific LLC
     7.750%, 11/15/29                                             40     55,409
Gilead Sciences, Inc.
     4.500%, 04/01/21                                             30     31,663
     3.650%, 03/01/26                                            600    614,148
Goldcorp, Inc.
#    3.625%, 06/09/21                                            190    192,769
Goldman Sachs Group, Inc. (The)
     3.750%, 02/25/26                                            500    504,720
Halliburton Co.
#    3.500%, 08/01/23                                            200    203,063
Hasbro, Inc.
     3.150%, 05/15/21                                             97     97,367
Home Depot, Inc. (The)
     2.000%, 04/01/21                                            100     98,395
#    2.700%, 04/01/23                                             75     74,298
Honeywell International, Inc.
     2.500%, 11/01/26                                            200    189,663

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED



                                                                FACE
                                                               AMOUNT^
                                                                (000)   VALUE+
                                                               ------- --------
HSBC Holdings P.L.C.
     4.000%, 03/30/22                                            350   $362,849
Humana, Inc.
#    3.150%, 12/01/22                                            400    397,895
Huntington Bancshares, Inc.
     3.150%, 03/14/21                                             75     75,585
     2.300%, 01/14/22                                            300    291,423
Hyatt Hotels Corp.
     3.375%, 07/15/23                                            100    100,375
Illinois Tool Works, Inc.
     3.500%, 03/01/24                                            100    103,376
ING Bank NV
##   2.050%, 08/15/21                                            350    340,180
Inter-American Development Bank
     3.000%, 02/21/24                                            250    253,243
Intercontinental Exchange, Inc.
     4.000%, 10/15/23                                            300    314,205
     3.750%, 12/01/25                                            250    257,840
International Business Machines Corp.
#    3.300%, 01/27/27                                            750    750,550
International Paper Co.
     3.800%, 01/15/26                                             75     76,424
Intesa Sanpaolo SpA
###  3.875%, 07/14/27                                            500    488,978
ITC Holdings Corp.
     3.650%, 06/15/24                                            200    202,890
Janus Capital Group, Inc.
     4.875%, 08/01/25                                            350    369,743
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
#    4.850%, 01/15/27                                            400    420,497
JM Smucker Co. (The)
     3.500%, 03/15/25                                             70     70,801
JPMorgan Chase & Co.
     3.250%, 09/23/22                                            150    151,459
     3.875%, 02/01/24                                            500    517,000
     3.900%, 07/15/25                                             30     31,048
Juniper Networks, Inc.
#    4.500%, 03/15/24                                            200    207,427
Kellogg Co.
     2.750%, 03/01/23                                             75     73,362
     3.250%, 04/01/26                                            200    194,918
KeyCorp
     5.100%, 03/24/21                                            100    106,940
Kimberly-Clark Corp.
     2.400%, 06/01/23                                             50     48,612
Kohl's Corp.
     4.750%, 12/15/23                                            243    259,100
Kommunalbanken A.S.
     1.750%, 05/28/19                                            100     99,363
                                                               FACE
                                                              AMOUNT^
                                                               (000)   VALUE+
                                                              ------- --------
Kommunekredit
    0.0%, 09/08/22                                        EUR    400  $491,221
Kommuninvest I Sverige AB
    0.250%, 06/01/22                                      SEK  4,000   501,544
Kraft Heinz Foods Co.
#   3.500%, 06/06/22                                             200   202,220
    3.950%, 07/15/25                                             200   202,347
Kroger Co. (The)
    7.500%, 04/01/31                                             250   322,976
Laboratory Corp. of America Holdings
    3.600%, 09/01/27                                             250   245,123
Legg Mason, Inc.
    4.750%, 03/15/26                                              30    31,656
Lincoln National Corp.
    3.350%, 03/09/25                                              75    74,387
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27                                             250   249,107
Loews Corp.
    2.625%, 05/15/23                                              50    48,803
#   3.750%, 04/01/26                                             200   204,226
Lowe's Cos., Inc.
    3.875%, 09/15/23                                              50    52,365
    3.375%, 09/15/25                                             125   126,046
#   2.500%, 04/15/26                                             500   469,460
LyondellBasell Industries NV
    6.000%, 11/15/21                                             200   220,098
    5.750%, 04/15/24                                             300   337,683
Macquarie Bank, Ltd.
##  3.900%, 01/15/26                                             250   254,277
Manitoba, Province of Canada
    1.750%, 05/30/19                                             100    99,314
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25                                             300   293,051
Marathon Petroleum Corp.
    3.625%, 09/15/24                                             100   101,317
Markel Corp.
    5.350%, 06/01/21                                              30    31,933
Marriott International, Inc.
    2.875%, 03/01/21                                             200   199,773
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22                                             300   297,472
Maxim Integrated Products, Inc.
    3.450%, 06/15/27                                             150   147,189
McDonald's Corp.
    2.750%, 12/09/20                                              30    30,126
    2.625%, 01/15/22                                             300   297,756
    3.700%, 01/30/26                                             150   153,011
McKesson Corp.
    3.796%, 03/15/24                                              75    76,960
Mead Johnson Nutrition Co.
    4.125%, 11/15/25                                              48    49,972

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED



                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Medtronic, Inc.
     3.125%, 03/15/22                                            50  $   50,544
MetLife, Inc.
     3.600%, 04/10/24                                            50      51,052
Microsoft Corp.
     2.400%, 08/08/26                                           800     754,436
     3.300%, 02/06/27                                           400     403,541
Mizuho Financial Group, Inc.
##   2.632%, 04/12/21                                           200     197,551
     2.953%, 02/28/22                                           400     395,879
Monsanto Co.
     3.375%, 07/15/24                                           200     200,374
Morgan Stanley
     5.500%, 07/28/21                                           100     108,147
     3.875%, 04/29/24                                           350     359,285
Mosaic Co. (The)
     4.250%, 11/15/23                                            50      51,533
Nasdaq, Inc.
     4.250%, 06/01/24                                           375     389,239
National Australia Bank, Ltd.
     1.875%, 07/12/21                                           500     483,958
##   3.500%, 01/10/27                                           250     249,797
National Rural Utilities Cooperative Finance Corp.
     8.000%, 03/01/32                                           121     172,117
Nationwide Building Society
##   3.900%, 07/21/25                                           200     205,747
NextEra Energy Capital Holdings, Inc.
     3.550%, 05/01/27                                           500     500,663
Noble Energy, Inc.
     4.150%, 12/15/21                                           200     207,371
Nordstrom, Inc.
#    4.000%, 03/15/27                                           200     196,771
NRW Bank
     1.875%, 07/01/19                                           100      99,395
Nuveen Finance LLC
###  4.125%, 11/01/24                                            50      51,882
Occidental Petroleum Corp.
     3.000%, 02/15/27                                           300     292,369
Omnicom Group, Inc.
     3.650%, 11/01/24                                           100     100,889
ONEOK, Inc.
     4.000%, 07/13/27                                           300     302,063
Oracle Corp.
#    2.950%, 05/15/25                                         1,900   1,870,704
     3.250%, 11/15/27                                           750     741,223
Pacific Gas & Electric Co.
     2.950%, 03/01/26                                           250     237,869
Packaging Corp. of America
     4.500%, 11/01/23                                           500     530,528

                                                                FACE
                                                               AMOUNT^
                                                                (000)   VALUE+
                                                               ------- --------
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20                                              51   $ 51,360
##  3.400%, 11/15/26                                             200    193,765
PepsiCo, Inc.
    2.750%, 03/05/22                                             100     99,782
Phillips 66
    4.300%, 04/01/22                                             200    210,133
Phillips 66 Partners L.P.
    3.550%, 10/01/26                                             200    194,943
PNC Bank NA
    3.250%, 06/01/25                                             250    249,025
Potash Corp. of Saskatchewan, Inc.
    3.625%, 03/15/24                                             300    302,230
Praxair, Inc.
    2.200%, 08/15/22                                              50     48,698
Precision Castparts Corp.
    3.250%, 06/15/25                                             344    346,495
Priceline Group, Inc. (The)
#   3.600%, 06/01/26                                             350    348,103
Principal Financial Group, Inc.
    3.100%, 11/15/26                                             100     96,845
Province of Ontario Canada
    1.875%, 05/21/20                                              50     49,228
    3.150%, 06/02/22                                       CAD   340    284,782
Province of Quebec Canada
    3.500%, 07/29/20                                              35     35,818
    7.500%, 09/15/29                                             500    692,484
Prudential Financial, Inc.
    4.500%, 11/16/21                                             100    105,845
    3.500%, 05/15/24                                             200    203,567
PSEG Power LLC
    5.125%, 04/15/20                                              30     31,541
QUALCOMM, Inc.
    3.450%, 05/20/25                                              75     73,340
Quest Diagnostics, Inc.
    3.500%, 03/30/25                                             200    199,598
Reinsurance Group of America, Inc.
    3.950%, 09/15/26                                             100     99,487
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22                                               4      3,999
Rockwell Automation, Inc.
    2.875%, 03/01/25                                             300    290,517
Royal Bank of Canada
    2.200%, 07/27/18                                             100    100,119
Santander Holdings USA, Inc.
    4.500%, 07/17/25                                             250    257,427
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20                                             350    349,150
Santander UK P.L.C.
    4.000%, 03/13/24                                              50     51,809

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- ----------
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22                                            50  $   49,945
    3.900%, 11/15/24                                           150     150,201
Sempra Energy
    3.550%, 06/15/24                                           250     252,519
Shell International Finance BV
#   2.125%, 05/11/20                                           180     178,602
    3.400%, 08/12/23                                            30      30,670
    3.250%, 05/11/25                                         1,000   1,007,353
#   2.875%, 05/10/26                                           450     440,926
Sherwin-Williams Co. (The)
    3.450%, 08/01/25                                           100      99,670
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26                                           200     240,154
Societe Generale SA
##  2.500%, 04/08/21                                           350     345,300
Southern California Edison Co.
    6.650%, 04/01/29                                            65      80,966
Southern Co. (The)
    1.850%, 07/01/19                                           300     297,529
Southern Power Co.
    4.150%, 12/01/25                                            50      52,097
Southwest Airlines Co.
    3.000%, 11/15/26                                           250     239,983
Starbucks Corp.
    2.100%, 02/04/21                                           100      98,716
State Street Corp.
    4.375%, 03/07/21                                            75      78,919
    3.550%, 08/18/25                                           200     204,032
Statoil ASA
    2.250%, 11/08/19                                           200     199,660
    2.650%, 01/15/24                                           100      97,812
Stryker Corp.
    2.000%, 03/08/19                                           180     179,324
    3.375%, 05/15/24                                           200     202,485
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21                                            30      30,025
Suncor Energy, Inc.
    3.600%, 12/01/24                                           200     202,843
SunTrust Bank
    2.450%, 08/01/22                                           400     390,716
SunTrust Banks, Inc.
    2.900%, 03/03/21                                            75      75,109
SVB Financial Group
    5.375%, 09/15/20                                           100     106,360
Svenska Handelsbanken AB
    0.250%, 02/28/22                                    EUR    880   1,088,509
Sweden Government Bond
    3.500%, 06/01/22                                    SEK  8,000   1,167,326

                                                               FACE
                                                              AMOUNT^
                                                               (000)   VALUE+
                                                              ------- --------
Sysco Corp.
    2.600%, 10/01/20                                             30   $ 30,045
    3.300%, 07/15/26                                            500    495,070
Tapestry, Inc.
    4.250%, 04/01/25                                            300    304,178
Target Corp.
    2.900%, 01/15/22                                            270    272,802
#   2.500%, 04/15/26                                             75     71,044
TCI Communications, Inc.
    7.875%, 02/15/26                                            140    181,728
TD Ameritrade Holding Corp.
    3.625%, 04/01/25                                             30     30,580
Telefonica Europe BV
    8.250%, 09/15/30                                            275    382,566
Thomson Reuters Corp.
    4.300%, 11/23/23                                            400    420,086
Time Warner, Inc.
#   3.550%, 06/01/24                                            200    200,391
    3.600%, 07/15/25                                            300    296,037
TJX Cos., Inc. (The)
    2.250%, 09/15/26                                            750    690,326
Total Capital SA
    2.125%, 08/10/18                                            100     99,994
Total System Services, Inc.
    4.800%, 04/01/26                                             30     32,070
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22                                            300    294,551
U.S. Bancorp
    3.700%, 01/30/24                                             75     77,895
U.S. Bank NA
    2.800%, 01/27/25                                            750    730,482
UBS Group Funding Switzerland AG
##  4.125%, 09/24/25                                            200    206,643
Union Pacific Corp.
#   3.750%, 03/15/24                                            200    208,053
United Parcel Service, Inc.
    2.450%, 10/01/22                                            100     98,377
United Technologies Corp.
    7.500%, 09/15/29                                             40     53,890
Unum Group
    3.000%, 05/15/21                                            350    349,555
Valero Energy Corp.
#   3.400%, 09/15/26                                            250    247,094
Verizon Communications, Inc.
    5.150%, 09/15/23                                            300    329,331
    3.376%, 02/15/25                                            174    172,452
    2.625%, 08/15/26                                            200    184,842
Viacom, Inc.
#   3.875%, 04/01/24                                             31     31,274
Visa, Inc.
    3.150%, 12/14/25                                            375    374,562

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Vodafone Group P.L.C.
    7.875%, 02/15/30                                           200  $   267,293
Wal-Mart Stores, Inc.
#   2.550%, 04/11/23                                           100       98,850
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26                                           150      145,867
Waste Management, Inc.
    3.500%, 05/15/24                                            60       61,177
WEC Energy Group, Inc.
    3.550%, 06/15/25                                           500      505,066
Wells Fargo & Co.
    3.000%, 02/19/25                                           350      343,215
    3.000%, 04/22/26                                           150      145,437
Westpac Banking Corp.
    4.875%, 11/19/19                                           100      104,126
#   2.850%, 05/13/26                                           300      286,540
    3.350%, 03/08/27                                           550      543,464
WestRock MWV LLC
    8.200%, 01/15/30                                           222      304,256
Williams Partners L.P.
    4.000%, 09/15/25                                           250      254,161
#   3.750%, 06/15/27                                           110      109,611
Wm Wrigley Jr Co.
##  2.900%, 10/21/19                                            75       75,450
Wyndham Worldwide Corp.
    3.900%, 03/01/23                                            40       39,256
Xilinx, Inc.
    3.000%, 03/15/21                                           100       99,850
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25                                           300      295,256
Zoetis, Inc.
    3.000%, 09/12/27                                           100       95,833
                                                                    -----------
TOTAL BONDS                                                          82,332,801
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- (26.4%)
U.S. Treasury Bonds
    6.250%, 08/15/23                                         1,810    2,154,678
                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         --------- ------------
      6.625%, 02/15/27                                       1,400 $  1,843,297
      6.125%, 11/15/27                                         750      969,785
      5.250%, 02/15/29                                       1,870    2,319,238
      6.125%, 08/15/29                                         945    1,261,796
      6.250%, 05/15/30                                         430      587,353
      5.375%, 02/15/31                                       2,510    3,234,664
U.S. Treasury Notes
      0.875%, 03/31/18                                         500      499,579
      0.750%, 08/15/19                                         500      490,137
      2.000%, 07/31/20                                       2,000    1,988,125
      1.250%, 03/31/21                                       2,760    2,668,467
      1.125%, 07/31/21                                       1,800    1,724,203
      1.625%, 08/15/22                                       2,000    1,926,406
      1.500%, 02/28/23                                       1,100    1,045,688
      1.500%, 03/31/23                                       2,430    2,307,171
      1.750%, 05/15/23                                       1,000      960,117
      1.250%, 07/31/23                                       3,300    3,076,863
      2.500%, 05/15/24                                       1,950    1,935,299
      2.250%, 11/15/24                                       1,500    1,461,680
      2.125%, 05/15/25                                       2,850    2,745,129
      2.000%, 08/15/25                                       2,550    2,430,270
      2.250%, 11/15/25                                         300      290,590
      1.625%, 02/15/26                                       1,000      922,148
      1.625%, 05/15/26                                       2,700    2,483,262
      1.500%, 08/15/26                                       2,000    1,815,313
      2.250%, 11/15/27                                       2,750    2,639,463
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                      45,780,721
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         160,763,157
                                                                   ------------

                                                          SHARES
                                                         ---------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund                     1,071,866   12,402,564
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $177,186,682)^^                                              $173,165,721
                                                                   ============

At January 31, 2018, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:
                                                                   UNREALIZED
                                                                    FOREIGN
                                                                    EXCHANGE
   CURRENCY         CURRENCY                          SETTLEMENT  APPRECIATION
   PURCHASED          SOLD           COUNTERPARTY        DATE    (DEPRECIATION)
---------------- ---------------- ------------------  ---------- --------------
USD  $1,825,198  EUR   1,505,514  Bank of America
                                    Corp.              03/26/18     $(50,452)
USD   1,683,472  SEK  13,442,482  State Street
                                    Bank and Trust     04/19/18      (31,438)
USD     285,209  CAD     355,066  Citibank, N.A.       04/20/18       (3,729)
                                                                    --------
                                        TOTAL(DEPRECIATION)         $(85,619)
                                                                    ========

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Agency Obligations                    --    $ 32,649,635    --    $ 32,649,635
Bonds                                 --      82,332,801    --      82,332,801
U.S. Treasury Obligations             --      45,780,721    --      45,780,721
Securities Lending Collateral         --      12,402,564    --      12,402,564
Forward Currency Contracts**          --         (85,619)   --         (85,619)
                                      --    ------------    --    ------------
TOTAL                                 --    $173,080,102    --    $173,080,102
                                      ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
U.S. TREASURY OBLIGATIONS -- (20.0%)
Treasury Inflation Protected Security
   0.125%, 04/15/19                                          7,600 $  7,994,534
   0.125%, 04/15/20                                         22,007   23,079,527
   0.125%, 04/15/21                                         25,686   26,488,647
   0.125%, 01/15/22                                         10,500   11,324,612
   0.125%, 04/15/22                                         14,300   14,294,461
   0.625%, 01/15/24                                          7,900    8,414,431
   2.375%, 01/15/25                                         23,573   34,716,966
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     126,313,178
                                                                   ------------

                                                         SHARES
                                                        ----------
AFFILIATED INVESTMENT COMPANIES -- (79.7%)
   Investment in DFA Two-Year Global Fixed Income
     Portfolio of DFA Investment Dimensions Group Inc. 19,147,826 188,989,039 Investment in DFA Intermediate Government Fixed
     Income Portfolio of DFA Investment Dimensions
     Group Inc.                                         26,037,922  316,100,376
                                                                   ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                505,089,415
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         631,402,593
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money
     Market Fund, 1.250%                                 2,215,674    2,215,674
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $646,488,805)^^                $633,618,267
                                                                   ============

DFA DIVERSIFIED FIXED INCOME PORTFOLIO
CONTINUED



Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                               ------------   ------------ ------- ------------
U.S. Treasury Obligations                --   $126,313,178   --    $126,313,178
Affiliated Investment
  Companies                    $505,089,415             --   --     505,089,415
Temporary Cash Investments        2,215,674             --   --       2,215,674
                               ------------   ------------   --    ------------
TOTAL                          $507,305,089   $126,313,178   --    $633,618,267
                               ============   ============   ==    ============

                   U.S HIGH RELATIVE PROFITABILITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (95.5%)

Consumer Discretionary -- (21.2%)
*   Amazon.com, Inc.                                          8,529 $12,374,641
    Aptiv P.L.C.                                              7,681     728,773
    Aramark                                                  17,896     819,816
    Best Buy Co., Inc.                                       24,942   1,822,262
*   CarMax, Inc.                                              1,800     128,466
    CBS Corp. Class B                                         8,005     461,168
    Comcast Corp. Class A                                   182,585   7,765,340
    Darden Restaurants, Inc.                                  8,086     775,043
*   Delphi Technologies P.L.C.                                1,793      99,027
*   DISH Network Corp. Class A                                3,512     164,713
    Dollar General Corp.                                     10,319   1,064,095
*   Dollar Tree, Inc.                                         7,988     918,620
    Entercom Communications Corp. Class A                     1,494      16,509
#   Gap, Inc. (The)                                          31,805   1,057,198
    General Motors Co.                                       49,998   2,120,415
    Goodyear Tire & Rubber Co. (The)                          1,839      64,034
#   Hanesbrands, Inc.                                        26,551     576,688
#   Harley-Davidson, Inc.                                    12,847     622,566
    Hasbro, Inc.                                              4,557     430,955
    Hilton Worldwide Holdings, Inc.                           7,484     641,005
    Home Depot, Inc. (The)                                   33,774   6,785,197
    Interpublic Group of Cos., Inc. (The)                    33,114     724,865
    Kohl's Corp.                                             11,993     776,787
    Las Vegas Sands Corp.                                    13,711   1,062,877
    Lear Corp.                                                4,704     908,531
    Leggett & Platt, Inc.                                     6,894     320,640
*   Live Nation Entertainment, Inc.                          13,769     620,431
    Lowe's Cos., Inc.                                        27,531   2,883,322
#   Macy's, Inc.                                             26,082     676,828
    Marriott International, Inc. Class A                      7,681   1,131,718
*   Michael Kors Holdings, Ltd.                              12,553     828,498
    NIKE, Inc. Class B                                       39,724   2,709,971
#   Nordstrom, Inc.                                          10,492     517,360
*   NVR, Inc.                                                   242     769,117
*   O'Reilly Automotive, Inc.                                 4,478   1,185,282
#   Omnicom Group, Inc.                                      17,477   1,339,612
    Polaris Industries, Inc.                                  3,652     412,712
    Pool Corp.                                                  888     120,093
    Ross Stores, Inc.                                        12,728   1,048,660
    Scripps Networks Interactive, Inc. Class A                2,577     226,750
    Service Corp. International                              15,146     605,386
*   ServiceMaster Global Holdings, Inc.                       9,392     495,146
    Starbucks Corp.                                          48,190   2,737,674
    Target Corp.                                             22,377   1,683,198
    Thor Industries, Inc.                                     3,697     505,232
    TJX Cos., Inc. (The)                                     20,630   1,657,002
    Tractor Supply Co.                                        9,513     725,366
#*  Ulta Salon Cosmetics & Fragrance, Inc.                    2,977     661,192
    VF Corp.                                                  4,593     372,676
    Viacom, Inc. Class A                                        500      19,475
    Viacom, Inc. Class B                                     10,468     349,841

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Wyndham Worldwide Corp.                                   6,771 $   840,484
    Wynn Resorts, Ltd.                                        5,854     969,364
                                                                    -----------
Total Consumer Discretionary                                         69,322,621
                                                                    -----------
Consumer Staples -- (11.9%)
    Altria Group, Inc.                                       63,747   4,483,964
#*  Blue Buffalo Pet Products, Inc.                          11,374     386,488
    Brown-Forman Corp. Class A                                2,344     161,736
    Brown-Forman Corp. Class B                                6,758     468,329
#   Campbell Soup Co.                                         7,265     338,186
    Church & Dwight Co., Inc.                                14,060     686,831
    Clorox Co. (The)                                          7,632   1,081,378
    Coca-Cola Co. (The)                                     122,567   5,832,964
    Costco Wholesale Corp.                                   15,683   3,056,146
    Dr Pepper Snapple Group, Inc.                            11,310   1,349,848
    Estee Lauder Cos., Inc. (The) Class A                     8,128   1,096,955
#   General Mills, Inc.                                      22,671   1,326,027
#*  Herbalife, Ltd.                                           4,466     370,633
    Hershey Co. (The)                                         3,636     401,160
    Ingredion, Inc.                                           5,589     802,804
#   Kellogg Co.                                               8,855     603,114
    Kimberly-Clark Corp.                                     10,438   1,221,246
    Kroger Co. (The)                                         37,224   1,130,121
    McCormick & Co., Inc.                                       222      24,211
    McCormick & Co., Inc. Non-Voting                            300      32,631
    Molson Coors Brewing Co. Class B                         13,649   1,146,789
#   National Beverage Corp.                                     536      59,212
    PepsiCo, Inc.                                            47,141   5,671,062
#*  Pilgrim's Pride Corp.                                     7,080     196,612
    Sysco Corp.                                              15,911   1,000,325
    Wal-Mart Stores, Inc.                                    57,996   6,182,374
                                                                    -----------
Total Consumer Staples                                               39,111,146
                                                                    -----------
Energy -- (1.6%)
    Apache Corp.                                             19,036     854,145
    Cimarex Energy Co.                                        7,226     810,757
*   Continental Resources, Inc.                              11,150     619,160
#   Core Laboratories NV                                        753      86,068
    Devon Energy Corp.                                       24,321   1,006,160
    Marathon Petroleum Corp.                                 17,255   1,195,254
*   Newfield Exploration Co.                                 16,578     524,859
                                                                    -----------
Total Energy                                                          5,096,403
                                                                    -----------
Financials -- (3.7%)
    American Express Co.                                     29,002   2,882,799
    Ameriprise Financial, Inc.                                5,671     956,698
    Aon P.L.C.                                                2,630     373,907
#*  Credit Acceptance Corp.                                   1,186     391,036
    Discover Financial Services                              14,023   1,119,035
    Eaton Vance Corp.                                         8,971     518,524
    Erie Indemnity Co. Class A                                  726      86,220
#   FactSet Research Systems, Inc.                            2,611     524,001

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
    Lazard, Ltd. Class A                                      3,825 $   224,030
    MarketAxess Holdings, Inc.                                1,785     350,235
    Marsh & McLennan Cos., Inc.                              17,622   1,471,789
    MSCI, Inc.                                                5,352     745,159
    S&P Global, Inc.                                          7,210   1,305,731
    Santander Consumer USA Holdings, Inc.                    21,091     363,820
    T Rowe Price Group, Inc.                                  8,433     941,376
                                                                    -----------
Total Financials                                                     12,254,360
                                                                    -----------
Health Care -- (6.8%)
    AbbVie, Inc.                                             45,499   5,105,898
    AmerisourceBergen Corp.                                  11,871   1,183,182
*   Biogen, Inc.                                              6,991   2,431,540
*   Bioverativ, Inc.                                          2,836     292,278
    Cardinal Health, Inc.                                     6,295     451,918
*   Catalent, Inc.                                            9,905     460,979
*   Celgene Corp.                                            10,266   1,038,508
*   Charles River Laboratories International, Inc.            1,329     140,130
*   DaVita, Inc.                                             10,321     805,451
*   Exelixis, Inc.                                           17,448     528,849
*   Express Scripts Holding Co.                              22,428   1,775,849
    Gilead Sciences, Inc.                                    51,795   4,340,421
*   Hologic, Inc.                                            22,906     978,086
*   Mettler-Toledo International, Inc.                        1,350     911,601
*   United Therapeutics Corp.                                 2,370     305,730
*   Varian Medical Systems, Inc.                              2,152     274,380
    Zoetis, Inc.                                             15,663   1,201,822
                                                                    -----------
Total Health Care                                                    22,226,622
                                                                    -----------
Industrials -- (19.9%)
    3M Co.                                                   19,688   4,931,844
    Alaska Air Group, Inc.                                    4,140     272,122
    Allegion P.L.C.                                           6,341     546,024
#   Allison Transmission Holdings, Inc.                       9,367     414,396
    AMERCO                                                      298     108,794
    American Airlines Group, Inc.                            17,353     942,615
    Arconic, Inc.                                             4,206     126,432
    Boeing Co. (The)                                         14,958   5,300,667
    BWX Technologies, Inc.                                    5,438     344,987
    Caterpillar, Inc.                                        21,146   3,442,146
#   CH Robinson Worldwide, Inc.                               8,961     819,573
    Cintas Corp.                                              3,432     578,120
*   Copart, Inc.                                             13,743     605,654
    CSX Corp.                                                34,642   1,966,626
    Deere & Co.                                              10,996   1,829,954
    Delta Air Lines, Inc.                                    31,538   1,790,412
    Donaldson Co., Inc.                                       6,702     339,523
    Emerson Electric Co.                                      8,855     639,597
    Equifax, Inc.                                             2,259     282,217
    Expeditors International of Washington, Inc.              4,196     272,530
#   Fastenal Co.                                             20,339   1,117,832
    FedEx Corp.                                               9,755   2,560,492

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
    Fortive Corp.                                             8,928 $   678,707
*   Gardner Denver Holdings, Inc.                             3,304     114,252
    General Dynamics Corp.                                    8,871   1,973,620
    Graco, Inc.                                              11,204     524,347
    Harris Corp.                                              7,483   1,192,641
*   HD Supply Holdings, Inc.                                 14,562     566,316
    Honeywell International, Inc.                             2,332     372,350
    Huntington Ingalls Industries, Inc.                       3,551     843,505
    Illinois Tool Works, Inc.                                10,285   1,786,196
    JB Hunt Transport Services, Inc.                          7,844     947,791
*   JetBlue Airways Corp.                                     8,025     167,402
    KAR Auction Services, Inc.                                9,597     523,420
    Lennox International, Inc.                                2,197     478,748
    Lincoln Electric Holdings, Inc.                           4,418     431,064
    Lockheed Martin Corp.                                     6,780   2,405,883
*   Middleby Corp. (The)                                      3,903     531,823
    Nordson Corp.                                             3,526     506,757
    Northrop Grumman Corp.                                    6,006   2,045,223
    PACCAR, Inc.                                             12,319     918,505
    Robert Half International, Inc.                           8,581     496,668
    Rockwell Automation, Inc.                                 4,014     791,922
    Rollins, Inc.                                             7,883     388,947
#*  Sensata Technologies Holding NV                           7,661     430,931
    Southwest Airlines Co.                                   26,084   1,585,907
    Spirit Aerosystems Holdings, Inc. Class A                 8,258     845,289
    Toro Co. (The)                                            2,712     178,043
*   TransUnion                                               11,083     657,887
    Union Pacific Corp.                                      32,132   4,289,622
*   United Continental Holdings, Inc.                        24,003   1,627,884
    United Parcel Service, Inc. Class B                      16,826   2,142,286
*   United Rentals, Inc.                                      6,803   1,232,091
*   Verisk Analytics, Inc.                                   11,431   1,143,672
*   WABCO Holdings, Inc.                                      3,643     562,443
    Waste Management, Inc.                                   15,233   1,347,054
    Watsco, Inc.                                                730     131,247
#   WW Grainger, Inc.                                         4,111   1,108,572
                                                                    -----------
Total Industrials                                                    65,201,572
                                                                    -----------
Information Technology -- (23.0%)
    Accenture P.L.C. Class A                                 20,871   3,353,970
    Alliance Data Systems Corp.                               3,947   1,013,037
    Amphenol Corp. Class A                                   10,087     935,771
    Apple, Inc.                                              73,134  12,244,826
    Applied Materials, Inc.                                  35,124   1,883,700
    Automatic Data Processing, Inc.                          14,577   1,802,155
*   Black Knight, Inc.                                        1,487      73,607
    Booz Allen Hamilton Holding Corp.                         4,237     166,006
    Broadridge Financial Solutions, Inc.                      7,062     680,847
*   Cadence Design Systems, Inc.                             14,926     669,580
    CDK Global, Inc.                                          2,876     205,030
    CDW Corp.                                                 8,773     656,133
*   Citrix Systems, Inc.                                     10,612     984,369

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
*   CommScope Holding Co., Inc.                              14,891 $   575,239
    CSRA, Inc.                                                4,286     142,638
*   F5 Networks, Inc.                                         5,014     724,724
*   First Data Corp. Class A                                 28,499     504,432
*   Fiserv, Inc.                                              6,714     945,600
*   Flex, Ltd.                                               38,582     694,862
#*  GoDaddy, Inc. Class A                                     5,649     311,994
    International Business Machines Corp.                    31,627   5,177,340
    Intuit, Inc.                                              7,195   1,208,040
    Jabil, Inc.                                               5,217     132,668
    Jack Henry & Associates, Inc.                             4,864     606,346
    KLA-Tencor Corp.                                         10,273   1,127,975
    Mastercard, Inc. Class A                                 29,399   4,968,431
#*  Match Group, Inc.                                         3,234     112,996
    Maxim Integrated Products, Inc.                          17,533   1,069,513
*   Micron Technology, Inc.                                  47,526   2,077,837
    Microsoft Corp.                                          79,953   7,596,335
*   NCR Corp.                                                 2,351      88,186
    NVIDIA Corp.                                             20,142   4,950,904
*   ON Semiconductor Corp.                                   33,818     836,657
    Paychex, Inc.                                            10,878     742,423
#   Sabre Corp.                                               6,811     141,464
#   Seagate Technology P.L.C.                                17,236     951,427
    Skyworks Solutions, Inc.                                 12,199   1,185,865
*   Take-Two Interactive Software, Inc.                       2,168     274,621
    Texas Instruments, Inc.                                  36,046   3,953,165
    Total System Services, Inc.                              12,675   1,126,300
#*  Ubiquiti Networks, Inc.                                   2,991     241,284
    Visa, Inc. Class A                                       54,268   6,741,714
    Western Union Co. (The)                                  25,456     529,230
#*  Worldpay, Inc. Class A                                    7,865     631,638
*   Zebra Technologies Corp. Class A                          2,704     333,025
                                                                    -----------
Total Information Technology                                         75,373,904
                                                                    -----------
Materials -- (4.4%)
    Air Products & Chemicals, Inc.                              942     158,605
    Avery Dennison Corp.                                      6,110     749,575
*   Axalta Coating Systems, Ltd.                             19,646     618,849
*   Berry Global Group, Inc.                                  9,487     561,535
    Celanese Corp. Series A                                   9,722   1,051,531
    Chemours Co. (The)                                       12,343     637,146
*   Crown Holdings, Inc.                                      9,715     563,956
    Eastman Chemical Co.                                     10,937   1,084,732
*   Freeport-McMoRan, Inc.                                   57,062   1,112,709
    Huntsman Corp.                                            5,543     191,621
    International Flavors & Fragrances, Inc.                  1,630     244,989
    International Paper Co.                                  15,262     959,369
    LyondellBasell Industries NV Class A                     12,931   1,549,651
    NewMarket Corp.                                             319     126,831
    Packaging Corp. of America                                6,773     850,892
    PPG Industries, Inc.                                      9,698   1,151,444
    RPM International, Inc.                                   3,701     193,192

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Scotts Miracle-Gro Co. (The)                              3,528 $   318,473
    Sealed Air Corp.                                         11,977     567,111
    Sherwin-Williams Co. (The)                                2,755   1,149,138
    Sonoco Products Co.                                       2,630     142,835
#   Southern Copper Corp.                                     2,568     124,676
    Westlake Chemical Corp.                                   1,981     223,061
    WR Grace & Co.                                            1,617     119,367
                                                                    -----------
Total Materials                                                      14,451,288
                                                                    -----------
Telecommunication Services -- (2.9%)
#*  Sprint Corp.                                             10,048      53,556
*   T-Mobile US, Inc.                                        12,633     822,409
    Verizon Communications, Inc.                            146,145   7,902,060
*   Zayo Group Holdings, Inc.                                19,579     718,549
                                                                    -----------
Total Telecommunication Services                                      9,496,574
                                                                    -----------
Utilities -- (0.1%)
*   Calpine Corp.                                             8,614     129,985

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      NRG Energy, Inc.                                      11,621 $    302,262
                                                                   ------------
Total Utilities                                                         432,247
                                                                   ------------
TOTAL COMMON STOCKS                                                 312,966,737
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         312,966,737
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.250%                              4,171,172    4,171,172
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund                       925,976   10,714,464
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $291,326,145)                  $327,852,373
                                                                   ============

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary         $ 69,322,621          --   --    $ 69,322,621
   Consumer Staples                 39,111,146          --   --      39,111,146
   Energy                            5,096,403          --   --       5,096,403
   Financials                       12,254,360          --   --      12,254,360
   Health Care                      22,226,622          --   --      22,226,622
   Industrials                      65,201,572          --   --      65,201,572
   Information Technology           75,373,904          --   --      75,373,904
   Materials                        14,451,288          --   --      14,451,288
   Telecommunication Services        9,496,574          --   --       9,496,574
   Utilities                           432,247          --   --         432,247
Temporary Cash Investments           4,171,172          --   --       4,171,172
Securities Lending Collateral               -- $10,714,464   --      10,714,464
                                  ------------ -----------   --    ------------
TOTAL                             $317,137,909 $10,714,464   --    $327,852,373
                                  ============ ===========   ==    ============

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (97.4%)

AUSTRALIA -- (5.8%)
    Amcor, Ltd.                                               26,037 $  304,455
    AMP, Ltd.                                                132,698    560,500
    Aristocrat Leisure, Ltd.                                  19,230    369,483
    BHP Billiton, Ltd.                                        70,739  1,729,931
    BlueScope Steel, Ltd.                                     11,644    135,221
    Brambles, Ltd.                                            61,771    491,245
    Caltex Australia, Ltd.                                    11,504    321,997
    CIMIC Group, Ltd.                                          3,619    137,426
    Coca-Cola Amatil, Ltd.                                    19,655    132,669
    Cochlear, Ltd.                                             1,806    252,065
    Computershare, Ltd.                                       18,821    252,629
    CSL, Ltd.                                                  7,714    907,007
#   Domino's Pizza Enterprises, Ltd.                           1,197     46,157
    Downer EDI, Ltd.                                           8,611     46,499
    Evolution Mining, Ltd.                                    40,902     94,210
    Flight Centre Travel Group, Ltd.                           1,416     58,179
    Fortescue Metals Group, Ltd.                              75,608    300,256
    Macquarie Group, Ltd.                                      4,002    332,074
    Magellan Financial Group, Ltd.                             4,363     96,692
    Medibank Pvt, Ltd.                                       102,270    275,392
    Orica, Ltd.                                                6,120     94,395
    Platinum Asset Management, Ltd.                            7,167     48,002
    Qantas Airways, Ltd.                                      33,193    140,669
    Ramsay Health Care, Ltd.                                   5,259    290,064
    REA Group, Ltd.                                            1,654     98,258
    Reece, Ltd.                                                1,470     11,280
    Rio Tinto, Ltd.                                            9,285    571,661
    Seek, Ltd.                                                13,464    211,949
    Telstra Corp., Ltd.                                       77,190    228,216
#   TPG Telecom, Ltd.                                         16,157     82,721
    Woolworths Group, Ltd.                                    26,760    581,193
                                                                     ----------
TOTAL AUSTRALIA                                                       9,202,495
                                                                     ----------
AUSTRIA -- (0.2%)
    OMV AG                                                     2,545    163,863
    Voestalpine AG                                             3,201    207,921
                                                                     ----------
TOTAL AUSTRIA                                                           371,784
                                                                     ----------
BELGIUM -- (1.1%)
    Ageas                                                      2,286    120,869
    Anheuser-Busch InBev SA/NV                                   184     20,840
    Colruyt SA                                                 1,678     92,895
    KBC Group NV                                               4,717    453,521
    Proximus SADP                                              3,801    128,184
#   Solvay SA                                                  2,725    394,565
    UCB SA                                                     3,041    265,061
    Umicore SA                                                 4,759    250,533
                                                                     ----------
TOTAL BELGIUM                                                         1,726,468
                                                                     ----------
CANADA -- (8.5%)
*   Air Canada                                                 3,100     60,261

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Alimentation Couche-Tard, Inc. Class B                    10,500 $  549,329
    Barrick Gold Corp.(2024677)                                2,592     37,273
    Barrick Gold Corp.(2024644)                               28,118    404,396
    BCE, Inc.                                                  3,293    153,948
    CAE, Inc.(2125097)                                         6,689    123,412
    CAE, Inc.(2162760)                                         3,619     66,790
    Canadian Imperial Bank of Commerce                         2,298    227,548
    Canadian National Railway Co.                             13,833  1,108,300
    Canadian Pacific Railway, Ltd.                             2,383    440,950
#   Canadian Tire Corp., Ltd. Class A                          3,500    488,378
    CCL Industries, Inc. Class B                               4,400    210,449
*   CGI Group, Inc. Class A                                    7,703    440,149
#   CI Financial Corp.                                         9,100    219,066
    Cogeco Communications, Inc.                                1,000     61,951
    Constellation Software, Inc.                                 800    517,145
    Dollarama, Inc.                                            1,300    177,751
    George Weston, Ltd.                                        2,360    206,682
    Gildan Activewear, Inc.                                    6,881    233,748
    IGM Financial, Inc.                                        3,128    111,718
    Inter Pipeline, Ltd.                                      17,217    330,063
    Jean Coutu Group PJC, Inc. (The) Class A                     700     13,795
    Keyera Corp.                                               5,296    149,020
    Kirkland Lake Gold, Ltd.                                   5,100     76,873
    Linamar Corp.                                              2,527    149,216
    Loblaw Cos., Ltd.                                          6,500    352,110
    Lundin Mining Corp.                                       34,301    247,915
    Magna International, Inc.                                  8,184    467,716
    Maxar Technologies, Ltd.                                   1,500     94,659
    Methanex Corp.                                             3,184    200,433
    Metro, Inc.                                               11,303    378,237
    National Bank of Canada                                    7,221    374,788
    Norbord, Inc.                                                400     15,278
    Northland Power, Inc.                                      3,600     66,966
*   Nutrien, Ltd.                                              4,453    233,086
    Onex Corp.                                                 2,500    187,236
    Quebecor, Inc. Class B                                     6,582    128,429
    Restaurant Brands International, Inc.                      3,700    223,504
    Rogers Communications, Inc. Class B                        5,689    277,623
#   Royal Bank of Canada                                      19,539  1,673,906
    Saputo, Inc.                                              10,615    365,311
*   Seven Generations Energy, Ltd. Class A                     6,100     85,053
#   Shaw Communications, Inc. Class B(2591900)                10,055    219,501
    Shaw Communications, Inc. Class B(2801836)                 5,600    122,244
*   Spin Master Corp.                                            600     25,868
    Teck Resources, Ltd. Class B                              13,927    404,579
    Toromont Industries, Ltd.                                  4,200    183,400
*   Valeant Pharmaceuticals International, Inc.(B41NYV4)       2,822     52,235
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)       3,149     58,321
    Vermilion Energy, Inc.                                     3,988    150,746
    West Fraser Timber Co., Ltd.                               3,400    237,889

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
CANADA -- (Continued)
    Winpak, Ltd.                                             300 $    10,871
                                                                 -----------
TOTAL CANADA                                                      13,396,115
                                                                 -----------
DENMARK -- (1.0%)
    Novo Nordisk A.S. Class B                             19,051   1,057,299
    Pandora A.S.                                           5,603     530,968
                                                                 -----------
TOTAL DENMARK                                                      1,588,267
                                                                 -----------
FINLAND -- (0.8%)
    Elisa Oyj                                              2,135      90,873
    Kone Oyj Class B                                       7,773     444,968
    Neste Oyj                                              3,862     267,286
    UPM-Kymmene Oyj                                        6,733     227,027
    Wartsila Oyj Abp                                       3,756     256,606
                                                                 -----------
TOTAL FINLAND                                                      1,286,760
                                                                 -----------
FRANCE -- (9.5%)
    Aeroports de Paris                                       537     111,530
    Air Liquide SA                                         9,065   1,222,377
    Airbus SE                                              6,910     794,640
    Arkema SA                                              2,700     344,690
    Atos SE                                                3,500     551,972
    BioMerieux                                               367      34,746
    Bouygues SA                                           10,109     561,842
    Bureau Veritas SA                                      8,064     236,300
    Carrefour SA                                          20,605     491,375
    Cie Generale des Etablissements Michelin               7,912   1,265,715
    Danone SA                                              2,554     219,814
    Eiffage SA                                             3,225     390,983
    Electricite de France SA                              14,840     204,145
    Eurofins Scientific SE                                   367     238,903
    Faurecia                                               3,197     286,867
    Hermes International                                     504     278,587
    Iliad SA                                                 973     251,742
    Ipsen SA                                                 308      43,131
    Legrand SA                                             1,533     127,542
    LVMH Moet Hennessy Louis Vuitton SE                    5,114   1,601,966
    Orange SA                                             43,248     781,478
    Peugeot SA                                            27,008     606,635
    Publicis Groupe SA                                     2,812     194,330
    Safran SA                                              6,497     734,039
    Sartorius Stedim Biotech                                 171      14,813
    SEB SA                                                   769     158,877
#   SES SA                                                 6,218      97,032
#   Sodexo SA                                              2,861     366,729
    Teleperformance                                        1,746     264,613
    Thales SA                                              4,211     472,026
*   Ubisoft Entertainment SA                               1,817     155,505
    Valeo SA                                               9,839     774,710

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
    Vinci SA                                                 11,007 $ 1,189,623
                                                                    -----------
TOTAL FRANCE                                                         15,069,277
                                                                    -----------
GERMANY -- (8.0%)
    Adidas AG                                                 2,471     574,199
    BASF SE                                                  19,012   2,229,683
    Bayer AG                                                  4,027     527,687
    Bayerische Motoren Werke AG                               3,284     375,122
    Continental AG                                            2,346     704,757
    Covestro AG                                               5,008     576,673
    Deutsche Lufthansa AG                                    11,925     425,994
    Deutsche Post AG                                         20,218     954,985
    Deutsche Telekom AG                                      80,781   1,416,901
    E.ON SE                                                  76,179     800,723
    Fielmann AG                                                 864      75,651
    Fresenius SE & Co. KGaA                                   7,060     617,937
    Hochtief AG                                                 444      80,294
    Innogy SE                                                 6,016     229,348
    KION Group AG                                             2,856     262,509
    Lanxess AG                                                3,927     342,921
*   METRO AG                                                  8,123     176,661
    MTU Aero Engines AG                                       1,454     260,657
    ProSiebenSat.1 Media SE                                   4,215     161,475
    Rational AG                                                 109      76,673
    RTL Group SA                                              1,651     139,983
*   RWE AG                                                   26,142     524,306
    Symrise AG                                                4,011     336,130
    ThyssenKrupp AG                                          14,643     461,035
    United Internet AG                                        2,257     164,673
    Volkswagen AG                                               889     197,236
                                                                    -----------
TOTAL GERMANY                                                        12,694,213
                                                                    -----------
HONG KONG -- (2.7%)
    AIA Group, Ltd.                                          61,200     522,740
    ASM Pacific Technology, Ltd.                             11,800     160,722
    BOC Aviation, Ltd.                                        6,200      36,407
    Chow Tai Fook Jewellery Group, Ltd.                      32,200      36,040
    Galaxy Entertainment Group, Ltd.                         41,000     361,697
    HKT Trust & HKT, Ltd.                                   166,000     207,599
    Hong Kong Exchanges & Clearing, Ltd.                     20,898     788,391
    Li & Fung, Ltd.                                         228,000     116,150
    Man Wah Holdings, Ltd.                                   36,800      39,142
    Melco International Development, Ltd.                    29,000      86,821
    MGM China Holdings, Ltd.                                 28,800      88,555
    PCCW, Ltd.                                              181,000     104,241
    Prada SpA                                                17,500      71,697
    Samsonite International SA                               51,900     224,305
    Sands China, Ltd.                                        38,800     230,576
    Techtronic Industries Co., Ltd.                          55,000     366,468
    VTech Holdings, Ltd.                                      2,800      38,623
    WH Group, Ltd.                                          385,500     476,633
    Wynn Macau, Ltd.                                         47,200     166,753

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Xinyi Glass Holdings, Ltd.                                76,000 $  115,150
    Yue Yuen Industrial Holdings, Ltd.                        12,500     56,491
                                                                     ----------
TOTAL HONG KONG                                                       4,295,201
                                                                     ----------
IRELAND -- (0.5%)
    CRH P.L.C. Sponsored ADR                                     941     35,184
    Kerry Group P.L.C. Class A                                 2,603    277,376
    Kingspan Group P.L.C.                                      4,214    194,346
    Smurfit Kappa Group P.L.C.                                 7,572    265,730
                                                                     ----------
TOTAL IRELAND                                                           772,636
                                                                     ----------
ISRAEL -- (0.3%)
    Bank Leumi Le-Israel BM                                   11,183     68,643
    Bezeq The Israeli Telecommunication Corp., Ltd.           40,345     66,498
    Elbit Systems, Ltd.(2311614)                                 108     16,177
    Elbit Systems, Ltd.(6308913)                                 170     25,676
    Frutarom Industries, Ltd.                                    816     85,065
    Israel Chemicals, Ltd.                                    12,085     50,868
    Mizrahi Tefahot Bank, Ltd.                                 3,466     67,459
    Nice, Ltd. Sponsored ADR                                     859     78,255
    Strauss Group, Ltd.                                        1,052     23,715
*   Tower Semiconductor, Ltd.                                    700     24,318
                                                                     ----------
TOTAL ISRAEL                                                            506,674
                                                                     ----------
ITALY -- (2.2%)
    Atlantia SpA                                              11,885    393,389
    CNH Industrial NV                                         34,497    510,096
    Enel SpA                                                 163,922  1,042,117
    Ferrari NV                                                 3,946    471,547
    Fiat Chrysler Automobiles NV                              24,135    583,310
    Moncler SpA                                                5,027    165,666
    Prysmian SpA                                               4,339    152,639
    Recordati SpA                                              2,083     94,857
*   Telecom Italia SpA                                       119,983    107,969
                                                                     ----------
TOTAL ITALY                                                           3,521,590
                                                                     ----------
JAPAN -- (22.5%)
    Aeon Co., Ltd.                                            16,300    278,277
    Ain Holdings, Inc.                                           300     18,365
    Air Water, Inc.                                            6,100    130,899
    Aisin Seiki Co., Ltd.                                      4,700    275,099
    Alps Electric Co., Ltd.                                    9,300    268,747
    Asahi Group Holdings, Ltd.                                 6,700    338,501
    Asahi Intecc Co., Ltd.                                     3,000    115,251
    Bandai Namco Holdings, Inc.                                2,500     81,814
    Bridgestone Corp.                                         13,800    673,523
    Brother Industries, Ltd.                                   3,800     97,618
    Calbee, Inc.                                               2,400     84,796
    Ci:z Holdings Co., Ltd.                                      900     48,004
    Cosmo Energy Holdings Co., Ltd.                            2,500     98,429
    Cosmos Pharmaceutical Corp.                                  400     71,526
    CyberAgent, Inc.                                           3,300    143,503

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Daicel Corp.                                              11,500 $  139,841
    Daiichikosho Co., Ltd.                                     1,500     81,937
    Daikin Industries, Ltd.                                    4,200    506,775
    Daito Trust Construction Co., Ltd.                         1,200    210,317
    Daiwa House Industry Co., Ltd.                            13,400    530,755
    DIC Corp.                                                  4,000    158,286
    Disco Corp.                                                  900    212,253
    DMG Mori Co., Ltd.                                         3,200     73,275
    Fast Retailing Co., Ltd.                                   1,000    447,583
    FP Corp.                                                     400     21,133
    Fuji Electric Co., Ltd.                                   20,000    165,123
    Fujikura, Ltd.                                            11,400    112,085
    Fujitsu General, Ltd.                                      1,000     19,794
    Fujitsu, Ltd.                                             51,000    376,564
    Furukawa Electric Co., Ltd.                                3,100    170,409
    GMO Payment Gateway, Inc.                                    400     35,195
    GungHo Online Entertainment, Inc.                         14,600     42,100
    Haseko Corp.                                              11,500    179,838
    Hikari Tsushin, Inc.                                         700    102,030
    Hino Motors, Ltd.                                         10,900    144,950
    HIS Co., Ltd.                                              1,500     54,338
    Hitachi Capital Corp.                                      2,300     63,523
    Hitachi, Ltd.                                            126,000  1,005,454
    Hoya Corp.                                                 6,800    349,268
    Idemitsu Kosan Co., Ltd.                                   6,300    236,493
    IHI Corp.                                                  7,200    241,839
    Isuzu Motors, Ltd.                                        12,000    203,208
    Ito En, Ltd.                                               2,000     82,799
    Izumi Co., Ltd.                                            1,300     82,592
    Japan Airlines Co., Ltd.                                   1,800     68,018
    Japan Exchange Group, Inc.                                17,700    319,621
    Japan Lifeline Co., Ltd.                                     800     20,276
    Japan Tobacco, Inc.                                       18,300    606,458
    JTEKT Corp.                                                9,400    168,785
    JXTG Holdings, Inc.                                       71,200    474,021
    Kajima Corp.                                              42,000    416,980
#   Kakaku.com, Inc.                                           4,400     77,306
    Kaken Pharmaceutical Co., Ltd.                             1,200     62,881
    Kao Corp.                                                  8,700    604,551
    KDDI Corp.                                                42,000  1,065,888
    Keihan Holdings Co., Ltd.                                  1,400     44,382
    Kirin Holdings Co., Ltd.                                  18,400    460,922
    Koito Manufacturing Co., Ltd.                              4,300    303,744
    Konami Holdings Corp.                                      2,800    161,346
    Kose Corp.                                                 1,000    172,699
    Kyudenko Corp.                                             1,500     68,903
#   Lawson, Inc.                                               1,900    128,849
    M3, Inc.                                                   6,800    249,273
    MEIJI Holdings Co., Ltd.                                   3,400    285,163
    Minebea Mitsumi, Inc.                                     15,700    357,324
    Miraca Holdings, Inc.                                      2,400    109,625
    Mitsubishi Chemical Holdings Corp.                        37,300    406,805
    Mitsubishi UFJ Lease & Finance Co., Ltd.                  20,900    135,455

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Mitsui Chemicals, Inc.                                     8,600 $  271,157
    Mitsui Mining & Smelting Co., Ltd.                         2,300    129,174
    Mixi, Inc.                                                 1,600     70,650
    MonotaRO Co., Ltd.                                         2,000     63,257
    Morinaga & Co., Ltd.                                       1,100     57,172
    Nichirei Corp.                                             4,200    112,747
    Nifco, Inc.                                                1,600    112,258
    Nihon M&A Center, Inc.                                     2,100    125,305
    Nippon Paint Holdings Co., Ltd.                            3,000    107,832
    Nipro Corp.                                                6,200     95,340
    Nissan Chemical Industries, Ltd.                           3,700    151,283
    Nissan Motor Co., Ltd.                                    59,000    632,038
    Nitori Holdings Co., Ltd.                                    300     47,866
    Nitto Denko Corp.                                          3,100    284,828
    NTN Corp.                                                 19,400    100,056
    NTT Data Corp.                                            14,100    166,456
    NTT DOCOMO, Inc.                                          30,800    765,300
    Obayashi Corp.                                            13,800    166,615
    Oji Holdings Corp.                                        10,000     68,707
    Olympus Corp.                                              6,300    242,701
    Open House Co., Ltd.                                       1,000     58,788
    Oracle Corp.                                               1,300    104,999
    Orient Corp.                                              14,100     23,328
    Otsuka Corp.                                               1,500    126,282
    Panasonic Corp.                                           50,400    748,299
    Park24 Co., Ltd.                                           3,500     87,552
    Persol Holdings Co., Ltd.                                  5,800    144,915
    Pigeon Corp.                                               3,800    148,583
    Pilot Corp.                                                  400     19,879
*   Rakuten, Inc.                                             33,900    306,791
    Recruit Holdings Co., Ltd.                                20,000    488,417
    Relo Group, Inc.                                           3,400    100,970
*   Renesas Electronics Corp.                                  8,500    100,166
    Ryohin Keikaku Co., Ltd.                                     800    267,558
    Sankyu, Inc.                                               2,400    112,020
    Sanwa Holdings Corp.                                       5,900     81,965
    Sapporo Holdings, Ltd.                                     2,600     78,380
    SCREEN Holdings Co., Ltd.                                  1,500    130,743
    SCSK Corp.                                                 1,700     78,334
    Seibu Holdings, Inc.                                       9,500    190,416
    Seiko Epson Corp.                                          5,300    129,101
    Sekisui Chemical Co., Ltd.                                 7,700    147,227
    Seria Co., Ltd.                                            1,200     71,592
    Seven & I Holdings Co., Ltd.                              17,900    738,550
    Seven Bank, Ltd.                                          24,000     88,705
#*  Sharp Corp.                                                2,600     97,328
    Shimizu Corp.                                             12,000    123,433
    Shionogi & Co., Ltd.                                       5,100    282,288
    Shiseido Co., Ltd.                                         7,000    359,500
    Showa Denko K.K.                                           5,800    269,846
    Showa Shell Sekiyu K.K.                                    7,900    112,307
    Skylark Co., Ltd.                                          4,500     64,855
    SoftBank Group Corp.                                      18,900  1,570,362

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
    Sony Corp.                                               28,200 $ 1,352,502
    Square Enix Holdings Co., Ltd.                            3,300     150,740
    Stanley Electric Co., Ltd.                                5,100     207,595
    Start Today Co., Ltd.                                     6,100     180,239
    Subaru Corp.                                             15,800     526,274
    Sumco Corp.                                               7,100     193,236
    Sumitomo Chemical Co., Ltd.                              78,000     573,921
    Sumitomo Forestry Co., Ltd.                               5,600      96,472
    Sumitomo Rubber Industries, Ltd.                          7,700     149,980
    Sundrug Co., Ltd.                                         2,400     103,289
    Suntory Beverage & Food, Ltd.                             2,800     134,295
    Suzuki Motor Corp.                                        7,700     442,250
    Sysmex Corp.                                              2,700     212,537
    Taiheiyo Cement Corp.                                     5,700     241,903
    Taisei Corp.                                              8,800     449,157
    Taiyo Nippon Sanso Corp.                                  5,500      85,495
    Teijin, Ltd.                                              8,500     188,458
    Terumo Corp.                                              5,200     254,512
    Tokyo Century Corp.                                       2,200     119,031
    Tokyo Electron, Ltd.                                      2,700     509,334
    Topcon Corp.                                              3,200      81,470
    Toray Industries, Inc.                                   11,400     113,725
    Tosoh Corp.                                              14,000     322,312
    Toyo Tire & Rubber Co., Ltd.                              4,200      89,693
    Toyoda Gosei Co., Ltd.                                    2,700      71,855
    Toyota Boshoku Corp.                                      3,000      64,382
*   Trend Micro, Inc.                                         3,900     211,119
    Tsuruha Holdings, Inc.                                      900     125,693
    Ube Industries, Ltd.                                      4,400     131,430
    Ulvac, Inc.                                               1,500     100,549
    Unicharm Corp.                                            6,900     184,820
    USS Co., Ltd.                                             2,900      64,950
    Welcia Holdings Co., Ltd.                                 1,900      80,843
#   Yahoo Japan Corp.                                        25,500     122,996
    Yamaha Motor Co., Ltd.                                   12,600     420,966
    Yamazaki Baking Co., Ltd.                                 2,500      49,323
    Yaskawa Electric Corp.                                    6,200     320,873
    Yokohama Rubber Co., Ltd. (The)                           4,500     114,881
    Zenkoku Hosho Co., Ltd.                                   1,800      84,376
    Zensho Holdings Co., Ltd.                                 3,700      64,886
                                                                    -----------
TOTAL JAPAN                                                          35,759,967
                                                                    -----------
NETHERLANDS -- (3.2%)
    Akzo Nobel NV                                             5,626     526,552
*   Altice NV Class A                                         4,277      45,868
    GrandVision NV                                              801      18,654
    Heineken NV                                               5,916     664,894
    Koninklijke KPN NV                                      172,283     603,723
    RELX NV                                                  18,364     406,643
#   Unilever NV                                              35,870   2,062,166

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                         12,485 $  660,835
                                                                     ----------
TOTAL NETHERLANDS                                                     4,989,335
                                                                     ----------
NEW ZEALAND -- (0.2%)
*   a2 Milk Co., Ltd.                                         12,779     86,948
    Air New Zealand, Ltd.                                     10,484     23,768
    Fisher & Paykel Healthcare Corp., Ltd.                     2,889     28,329
    Spark New Zealand, Ltd.                                   46,927    124,132
    Z Energy, Ltd.                                             9,272     52,208
                                                                     ----------
TOTAL NEW ZEALAND                                                       315,385
                                                                     ----------
NORWAY -- (0.9%)
    Aker BP ASA                                                2,746     79,464
    Austevoll Seafood ASA                                      2,032     15,964
    Bakkafrost P/F                                             1,669     68,015
    Leroy Seafood Group ASA                                    7,532     38,358
    Marine Harvest ASA                                         6,167    106,786
    Salmar ASA                                                 2,075     56,418
    Statoil ASA                                               27,520    644,830
    Telenor ASA                                               15,377    359,509
                                                                     ----------
TOTAL NORWAY                                                          1,369,344
                                                                     ----------
PORTUGAL -- (0.1%)
    Jeronimo Martins SGPS SA                                   7,713    164,289
                                                                     ----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                          16,200     47,298
    Dairy Farm International Holdings, Ltd.                   10,000     84,854
    Frasers Centrepoint, Ltd.                                 12,400     20,328
    Genting Singapore P.L.C.                                 112,100    115,106
    Great Eastern Holdings, Ltd.                               2,000     45,932
    Jardine Cycle & Carriage, Ltd.                             2,400     72,921
    Olam International, Ltd.                                  23,400     39,711
    SATS, Ltd.                                                21,800     91,673
    SembCorp Industries, Ltd.                                 42,000    108,533
    Singapore Airlines, Ltd.                                  23,200    199,814
    Singapore Exchange, Ltd.                                  23,500    146,660
    Singapore Technologies Engineering, Ltd.                  50,100    128,535
    Singapore Telecommunications, Ltd.                       150,400    406,677
    StarHub, Ltd.                                             11,600     25,523
    Venture Corp., Ltd.                                       10,200    178,687
                                                                     ----------
TOTAL SINGAPORE                                                       1,712,252
                                                                     ----------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA                                9,177    222,638
    ACS Actividades de Construccion y Servicios SA             9,446    377,945
    Aena SME SA                                                2,628    572,258
    Amadeus IT Group SA                                        7,271    563,712
    Enagas SA                                                  4,577    124,683
    Endesa SA                                                 12,863    288,742
    Gas Natural SDG SA                                        11,634    268,995
    Grifols SA                                                10,534    338,794

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Industria de Diseno Textil SA                            14,241 $   509,591
    Telefonica SA                                           105,422   1,081,475
                                                                    -----------
TOTAL SPAIN                                                           4,348,833
                                                                    -----------
SWEDEN -- (2.8%)
    Atlas Copco AB Class A                                   13,484     632,369
    Atlas Copco AB Class B                                    7,835     327,007
    Axfood AB                                                 3,704      74,480
    Boliden AB                                               10,535     382,451
    Electrolux AB Series B                                   11,174     394,761
    Hennes & Mauritz AB Class B                              21,326     377,413
    Indutrade AB                                              2,674      82,469
    Kindred Group P.L.C.                                      7,273     121,445
    Loomis AB Class B                                         2,978     119,068
    Sandvik AB                                               28,248     556,110
    Securitas AB Class B                                     12,725     235,547
    SKF AB Class B                                            8,670     214,295
    Volvo AB Class A                                          5,357     110,254
    Volvo AB Class B                                         38,906     794,092
                                                                    -----------
TOTAL SWEDEN                                                          4,421,761
                                                                    -----------
SWITZERLAND -- (7.6%)
    ABB, Ltd.                                                40,872   1,139,216
    Adecco Group AG                                           7,126     586,334
    EMS-Chemie Holding AG                                       276     202,892
    Flughafen Zurich AG                                         289      73,626
    Geberit AG                                                1,235     584,934
    Givaudan SA                                                 405     974,937
    Kuehne + Nagel International AG                           1,754     322,127
#   Logitech International SA                                 5,664     239,587
    Lonza Group AG                                              999     277,559
    Nestle SA                                                11,514     994,601
    Partners Group Holding AG                                   577     448,361
    Roche Holding AG(7108918)                                   533     133,187
    Roche Holding AG(7110388)                                13,756   3,398,751
    Schindler Holding AG                                        861     209,552
    SGS SA                                                      174     467,740
    Sika AG                                                      95     822,966
    Sonova Holding AG                                         1,811     291,845
    Straumann Holding AG                                        335     255,700
    Swisscom AG                                                 665     363,149
    Temenos Group AG                                          2,061     284,823
                                                                    -----------
TOTAL SWITZERLAND                                                    12,071,887
                                                                    -----------
UNITED KINGDOM -- (15.6%)
    Admiral Group P.L.C.                                      6,457     169,567
    Ashtead Group P.L.C.                                     21,741     649,905
    AstraZeneca P.L.C.                                          176      12,217
    AstraZeneca P.L.C. Sponsored ADR                         52,064   1,825,364
    BAE Systems P.L.C.                                      140,833   1,188,218
    Berkeley Group Holdings P.L.C.                            5,965     335,864
    BHP Billiton P.L.C.                                      47,626   1,060,642

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    BT Group P.L.C.                                        207,617 $    758,539
    Bunzl P.L.C.                                            11,142      325,933
    Burberry Group P.L.C.                                   19,432      435,793
    Capita P.L.C.                                            9,109       23,577
    Centrica P.L.C.                                        181,715      344,778
    Compass Group P.L.C.                                    27,244      573,616
    Croda International P.L.C.                               4,750      302,303
    Diageo P.L.C. Sponsored ADR                             10,060    1,448,238
    DS Smith P.L.C.                                         19,315      138,049
    Evraz P.L.C.                                            15,363       81,089
    Experian P.L.C.                                         30,511      703,211
    Ferguson P.L.C.                                         11,727      905,608
    Fresnillo P.L.C.                                         9,041      173,095
    G4S P.L.C.                                              39,855      160,859
    GKN P.L.C.                                              75,120      450,879
    GlaxoSmithKline P.L.C.                                     786       14,631
    GlaxoSmithKline P.L.C. Sponsored ADR                    30,949    1,160,897
    Hargreaves Lansdown P.L.C.                               8,588      226,618
    Imperial Brands P.L.C.                                  17,568      722,983
    International Consolidated Airlines Group SA            29,310      266,322
    Intertek Group P.L.C.                                    5,351      381,797
    ITV P.L.C.                                             119,199      282,693
    JD Sports Fashion P.L.C.                                 4,242       22,049
    Johnson Matthey P.L.C.                                   1,721       84,587
    Mondi P.L.C.                                            16,460      438,710
    Next P.L.C.                                              4,810      347,310
    Reckitt Benckiser Group P.L.C.                          11,172    1,078,880
    RELX P.L.C.                                              8,501      188,126
    RELX P.L.C. Sponsored ADR                                9,859      216,011
    Renishaw P.L.C.                                            395       27,814
    Rentokil Initial P.L.C.                                 71,602      302,020
    Rightmove P.L.C.                                         2,767      173,444
    Rio Tinto P.L.C. Sponsored ADR                          27,408    1,537,863
    Rolls-Royce Holdings P.L.C.                             73,198      908,282
    Sage Group P.L.C. (The)                                 10,556      112,396
    Smith & Nephew P.L.C.                                   12,195      219,431
    Smiths Group P.L.C.                                     16,847      382,596
    Spirax-Sarco Engineering P.L.C.                          2,805      225,922
    SSE P.L.C.                                              42,796      793,651
    St James's Place P.L.C.                                 21,385      361,050
    Tesco P.L.C.                                           158,836      472,233
    TUI AG                                                  21,083      476,651
    Unilever P.L.C. Sponsored ADR                           23,128    1,306,038
    Whitbread P.L.C.                                           403       22,211
                                                                   ------------
TOTAL UNITED KINGDOM                                                 24,820,560
                                                                   ------------
UNITED STATES -- (0.1%)
*   Worldpay, Inc. Class A                                   1,536      123,220
                                                                   ------------
TOTAL COMMON STOCKS                                                 154,528,313
                                                                   ------------

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                                 668  $   65,291
    Fuchs Petrolub SE                                           639      34,978
    Sartorius AG                                              1,108     132,607
    Schaeffler AG                                             6,144     122,266
    Volkswagen AG                                             4,875   1,072,032
                                                                     ----------
TOTAL GERMANY                                                         1,427,174
                                                                     ----------
TOTAL PREFERRED STOCKS                                                1,427,174
                                                                     ----------

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/18                                      9,446 $      4,949
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         155,960,436
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund                       235,912    2,729,733
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $147,263,027)^^                $158,690,169
                                                                   ============

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia                               -- $  9,202,495   --    $  9,202,495
   Austria                                 --      371,784   --         371,784
   Belgium                                 --    1,726,468   --       1,726,468
   Canada                        $ 13,396,115           --   --      13,396,115
   Denmark                                 --    1,588,267   --       1,588,267
   Finland                                 --    1,286,760   --       1,286,760
   France                                  --   15,069,277   --      15,069,277
   Germany                                 --   12,694,213   --      12,694,213
   Hong Kong                               --    4,295,201   --       4,295,201
   Ireland                             35,184      737,452   --         772,636
   Israel                             118,750      387,924   --         506,674
   Italy                              471,547    3,050,043   --       3,521,590
   Japan                                   --   35,759,967   --      35,759,967
   Netherlands                      2,062,166    2,927,169   --       4,989,335
   New Zealand                             --      315,385   --         315,385
   Norway                                  --    1,369,344   --       1,369,344
   Portugal                                --      164,289   --         164,289
   Singapore                               --    1,712,252   --       1,712,252
   Spain                                   --    4,348,833   --       4,348,833
   Sweden                                  --    4,421,761   --       4,421,761
   Switzerland                        239,587   11,832,300   --      12,071,887
   United Kingdom                   7,494,411   17,326,149   --      24,820,560
   United States                      123,220           --   --         123,220
Preferred Stocks
   Germany                                 --    1,427,174   --       1,427,174
Rights/Warrants
   Spain                                   --        4,949   --           4,949
Securities Lending Collateral              --    2,729,733   --       2,729,733
                                 ------------ ------------   --    ------------
TOTAL                            $23,940,980  $134,749,189   --    $158,690,169
                                 ============ ============   ==    ============

                        VA EQUITY ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)
                                                            SHARES    VALUE+
                                                            ------- -----------
  AFFILIATED INVESTMENT COMPANIES -- (100.0%)
  Investment in U.S. Core Equity 1 Portfolio of DFA
    Investment Dimensions Group Inc.                        284,990 $ 6,816,950
  Investment in U.S. Large Company Portfolio of
    Dimensional Investment Group Inc.                       249,962   5,474,166
  Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.                    261,384   3,991,327
  Investment in VA U.S. Targeted Value Portfolio of DFA
    Investment Dimensions Group Inc.                        150,739   3,028,340
  Investment in Emerging Markets Core Equity Portfolio
    of DFA Investment Dimensions Group Inc.                  85,297   2,120,487
  Investment in VA U.S. Large Value Portfolio of DFA
    Investment Dimensions Group Inc.                         60,131   1,701,108
  Investment in VA International Small Portfolio of DFA
    Investment Dimensions Group Inc.                         83,497   1,229,916
  Investment in VA International Value Portfolio of DFA
    Investment Dimensions Group Inc.                         63,603     919,702
  Investment in DFA Real Estate Securities Portfolio of
    DFA Investment Dimensions Group Inc.                     17,186     586,403
                                                                    -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
       COMPANIES
       (Cost $23,220,228)^^                                         $25,868,399
                                                                    ===========

  Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
  Affiliated Investment Companies      $25,868,399    --      --    $25,868,399
                                       -----------    --      --    -----------
  TOTAL                                $25,868,399    --      --    $25,868,399
                                       ===========    ==      ==    ===========

                        DFA MN MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (100.0%)

MINNESOTA -- (100.0%)
Belle Plaine Independent School District No. 716 (GO)
  Series A (SD CRED PROG)
    4.000%, 02/01/19                                          $  100 $  102,566
Bloomington Independent School District No. 271 (GO)
  Series A (SD CRED PROG)
    5.000%, 02/01/21                                             100    109,634
Chaska Independent School District No. 112 (GO) Series A (SD
  CRED PROG)
    5.000%, 02/01/21                                           1,150  1,260,434
City of Bemidji (GO) Series A (AGM)
    5.000%, 02/01/20                                             530    563,448
City of Cambridge (GO) Series A
    3.000%, 02/01/23                                             375    393,844
City of Chaska (GO) Series B
    5.000%, 02/01/21                                             385    421,856
City of Circle Pines (GO) Series B
    3.000%, 02/01/21                                             215    222,942
City of Duluth (GO) Series A
    3.000%, 02/01/20                                             240    246,197
City of East Grand Forks (GO) Series A
    3.000%, 02/01/21                                             200    206,558
City of Hopkins (GO) Series D
    3.000%, 02/01/22                                             130    135,888
City of Hutchinson (GO) Series C
    2.000%, 02/01/19                                             140    140,622
City of Kasson (GO)
    4.000%, 02/01/23                                             320    349,814
City of Lakeville (GO) Series A
    5.000%, 02/01/19                                             605    626,308
    5.000%, 02/01/20                                             470    501,288
City of Lakeville (GO) Series B
    5.000%, 02/01/24                                             710    829,379
City of Mahtomedi (GO) Series A
    2.000%, 02/01/19                                             225    226,310
City of Mankato (GO) Series A
    4.000%, 02/01/18                                             150    150,000
City of Marshall (GO) Series B
    5.000%, 02/01/21                                             110    120,563
City of Minneapolis (GO)
    3.000%, 12/01/27                                           5,000  5,165,500
City of New Ulm (GO)
    2.000%, 12/01/18                                             220    221,120
    2.000%, 12/01/19                                             325    327,685
City of Red Wing (GO) Series A
    4.000%, 02/01/26                                             700    779,982
City of Richfield (GO) Series A
    3.000%, 02/01/24                                             255    268,163

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MINNESOTA -- (Continued)
City of Rochester (GO) Series A
            5.000%, 02/01/20                                  $1,000 $1,067,180
City of Savage (GO) Series A
            3.000%, 02/01/22                                     325    336,619
City of Shoreview (GO) Series A
            3.000%, 02/01/21                                     290    300,455
City of State Cloud (GO) Series A
            3.000%, 02/01/24                                     450    469,553
City of State Cloud (RB)
(currency)  5.125%, 05/01/30
            (Pre-refunded @ $100, 5/1/20)                        300    322,692
City of State Francis (GO) Series A
            3.000%, 02/01/19                                     275    278,875
            3.000%, 02/01/20                                     285    292,530
City of State Louis Park (RB) Series C
(currency)  5.750%, 07/01/30
            (Pre-refunded @ $100, 7/1/18)                        200    203,676
City of State Paul (GO) Series B
            5.000%, 11/01/20                                     835    910,041
City of State Paul Sewer Revenue (RB) Series C-GREEN BONDS
            3.000%, 12/01/19                                     250    256,653
City of Waconia (GO) Series A
            3.000%, 02/01/23                                     450    471,082
            3.000%, 02/01/26                                     820    854,998
City of West State Paul (GO) Series A
            3.000%, 02/01/23                                     230    241,558
City of Woodbury (GO) Series A
            2.000%, 02/01/20                                     135    136,030
            2.000%, 02/01/22                                     145    146,002
Cloquet Independent School District No. 94 (GO) Series A (SD
  CRED PROG)
            5.000%, 04/01/22                                     910  1,022,785
County of Itasca (GO) Series A
            5.000%, 02/01/24                                     545    630,630
County of Olmsted (GO) Series A
            4.000%, 02/01/27                                     445    491,818
County of Sherburne (GO) Series A
            3.000%, 02/01/24                                   1,360  1,429,414
County of Swift (GO) Series A
            3.000%, 02/01/23                                     215    225,073
Dakota County Community Development Agency (RB) Series B
  (CNTY GTD)
            5.000%, 01/01/23                                   1,180  1,353,802
Eden Prairie Independent School District No. 272 (GO)
  Series C (SD CRED PROG)
            5.000%, 02/01/20                                   1,105  1,177,886

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MINNESOTA -- (Continued)
Fosston Independent School District No. 601 (GO) (SD CRED
  PROG)
            4.000%, 02/01/25                                  $  550 $  610,489
Hastings Independent School District No. 200 (GO) Series A
  (SD CRED PROG)
            5.000%, 02/01/21                                     740    809,701
Hennepin County (GO) Series A
            5.000%, 12/01/20                                     400    436,900
            5.000%, 12/01/22                                   2,125  2,432,912
Hennepin County (GO) Series B
            5.000%, 12/01/21                                   2,000  2,239,760
Housing & Redevelopment Authority of The City of State Paul
  Minnesota (RB)
(currency)  5.250%, 11/15/29
            (Pre-refunded @ $100, 11/15/19)                      350    372,782
Itasca County (GO) Series A
            5.000%, 02/01/23                                     865    983,410
Lakeville Independent School District No. 194 (GO) Series A
  (SD CRED PROG)
            5.000%, 02/01/20                                     345    367,473
Luverne Independent School District No. 2184 (GO) Series A
  (SD CRED PROG)
            4.000%, 02/01/21                                     510    543,981
Mahtomedi Independent School District No. 832 (GO) Series A
  (SD CRED PROG)
            5.000%, 02/01/21                                     175    191,860
Metropolitan Council (GO) Series C
            5.000%, 03/01/26                                   1,550  1,869,656
Milaca Independent School District No. 912 (GO) Series A (SD
  CRED PROG)
            4.000%, 02/01/24                                     830    914,004
Milaca Independent School District No. 912 (GO) Series A (SD
  CRED PROG)
            4.000%, 02/01/23                                     825    899,811
Minneapolis Special School District No. 1 (GO) (SD CRED PROG)
            5.000%, 02/01/24                                   1,200  1,393,668
Minnesota Higher Education Facilities Authority
  (RB) Series 7-K2-HA
(currency)  6.000%, 10/01/40
            (Pre-refunded @ $100, 10/1/21)                       250    287,253
Minnesota Public Facilities Authority (RB) Series C
(currency)  3.250%, 03/01/24
            (Pre-refunded @ $100, 3/1/20)                        770    794,609

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MINNESOTA -- (Continued)
Minnesota State (GO) Series A
            5.000%, 10/01/20                                  $  505 $  549,177
(currency)  5.000%, 08/01/23
            (Pre-refunded @ $100, 8/1/20)                        250    270,535
Minnesota State (GO) Series B
            5.000%, 08/01/19                                   1,500  1,579,275
            5.000%, 08/01/19                                     750    789,637
Minnesota State (GO) Series D
            5.000%, 08/01/19                                      50     52,643
            5.000%, 08/01/20                                   2,000  2,164,780
            5.000%, 08/01/22                                   1,820  2,068,830
Minnesota State (GO) Series F
            5.000%, 10/01/18                                   1,150  1,178,094
Minnesota State 911 Services Revenue (RB)
(currency)  5.000%, 06/01/20
            (Pre-refunded @ $100, 6/1/19)                      2,100  2,196,705
Minnesota State Colleges & Universities (RB) Series A
            4.000%, 10/01/19                                     100    104,142
Moorhead Independent School District No. 152 (GO) Series A
  (SD CRED PROG)
            4.000%, 02/01/24                                     600    663,570
Morris Area Schools Independent School District No. 2769
  (GO) Series A (SD CRED PROG)
            4.000%, 02/01/23                                   1,490  1,631,788
            4.000%, 02/01/24                                     300    331,605
New London-Spicer Independent School District No. 345 (GO)
  Series A (SD CRED PROG)
            3.000%, 02/01/23                                     150    156,591
New Prague Independent School District No. 721 (GO) (SD CRED
  PROG)
            4.000%, 02/01/20                                     605    632,576
North Branch Independent School District No. 138 (GO)
  Series A (SD CRED PROG)
            5.000%, 02/01/20                                     300    319,239
North St Paul-Maplewood-Oakdale Independent School District
  No. 622 (GO) Series A (SD CRED PROG)
            3.000%, 02/01/24                                     255    267,574
North St Paul-Maplewood-Oakdale Independent School District
  No. 622 (GO) Series A (SD CRED PROG)
            5.000%, 02/01/22                                     255    285,707

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MINNESOTA -- (Continued)
Northfield Independent School District No. 659 (GO)
  Series A (SD CRED PROG)
    4.000%, 02/01/21                                         $  500 $   512,880
Olmsted County (GO) Series A
    5.000%, 02/01/24                                            675     790,155
Pine City Independent School District No. 578 (GO) Series A
  (SD CRED PROG)
    2.000%, 02/01/21                                            300     302,181
Rice County (GO)
    3.000%, 02/01/20                                            220     225,898
Rochester Independent School District No. 535 (GO) Series B
  (SD CRED PROG)
    5.000%, 02/01/20                                            205     218,354
    5.000%, 02/01/22                                            210     235,288
Rockford Independent School District No. 883 (GO) Series A
  (SD CRED PROG)
    5.000%, 02/01/19                                            200     207,106
State Michael-Albertville Independent School District
  No. 885 (GO) Series A (SD CRED PROG)
    4.000%, 02/01/19                                            150     153,834
    4.000%, 02/01/19                                            305     312,796
Three Rivers Park District (GO) Series C
    5.000%, 02/01/21                                          1,060   1,161,792
Waconia Independent School District No. 110 (GO) Series A
  (SD CRED PROG)
    3.250%, 02/01/18                                            175     175,000
Washington County (GO) Series A
    5.000%, 02/01/19                                            150     155,345
Westonka Independent School District No. 277 (GO) Series A
  (SD CRED PROG)
    2.000%, 02/01/20                                            500     503,325
White Bear Lake Independent School District No. 624 (GO)
  Series A (SD CRED PROG)
    3.000%, 02/01/23                                            350     363,930
                                                                    -----------
TOTAL MUNICIPAL BONDS                                                61,698,074
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $62,816,153)^^                                                $61,698,074
                                                                    ===========

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------  ----------- ------- -----------
Municipal Bonds                          --     $61,698,074   --    $61,698,074
                                         --     -----------   --    -----------
TOTAL                                    --     $61,698,074   --    $61,698,074
                                         ==     ===========   ==    ===========

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (100.0%)

CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            5.000%, 08/01/25                                  $  230 $  276,575
Alhambra Unified School District (GO) Series B
            5.000%, 08/01/23                                     100    116,734
Bay Area Toll Authority (RB) Series S-4
(currency)  5.250%, 04/01/53
            (Pre-refunded @ $100, 4/1/23)                        250    293,018
Beverly Hills Unified School District (GO)
            2.000%, 08/01/22                                     150    152,463
California State (GO)
            5.000%, 12/01/22                                     500    575,695
            5.000%, 08/01/23                                     585    679,238
            5.000%, 08/01/26                                     195    235,094
            5.000%, 09/01/26                                   2,410  2,907,785
            3.500%, 08/01/27                                   2,835  3,090,887
            5.000%, 08/01/27                                   4,200  5,118,498
California State (GO) Series A
(currency)  5.250%, 07/01/21
            (Pre-refunded @ $100, 7/1/19)                        365    384,863
California State (GO) Series A (ETM)
            5.000%, 07/01/19                                     150    157,641
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/24                                     775    926,559
California State Department of Water Resources Power Supply
  Revenue (RB) Series O
            5.000%, 05/01/21                                   1,225  1,359,125
            5.000%, 05/01/22                                   1,095  1,245,803
California State Public Works Board (RB) Series C-1
(currency)  5.000%, 03/01/22
            (Pre-refunded @ $100, 3/1/20)                        310    331,942
California State Public Works Board (RB) Series D
(currency)  5.000%, 09/01/24
            (Pre-refunded @ $100, 9/1/22)                        935  1,071,734
(currency)  5.000%, 09/01/29
            (Pre-refunded @ $100, 9/1/22)                      1,250  1,432,800
Camrosa Water District Financing Authority (RB) Series A
            4.000%, 01/15/22                                     205    223,196
City & County of San Francisco (GO) Series E
            5.000%, 06/15/22                                     200    228,130
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/19                                     375    393,765

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
City of Grover Beach (GO)
            5.000%, 09/01/22                                  $  390 $  446,850
            5.000%, 09/01/26                                     345    421,059
            5.000%, 09/01/27                                     445    549,499
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18                                     400    411,752
City of Los Angeles (GO) Series B
            5.000%, 09/01/19                                     150    158,532
City of Pacifica
            5.000%, 01/01/24                                     250    288,915
City of Pittsburg Water Revenue (RB) Series A
            5.000%, 08/01/24                                     275    326,320
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            5.000%, 11/01/23                                     210    246,530
            5.000%, 11/01/24                                   1,000  1,194,710
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series D
            5.000%, 11/01/25                                     220    266,440
Cloverdale Unified School District (GO) Series A (AGM)
(currency)  5.250%, 08/01/32
            (Pre-refunded @ $100, 8/1/21)                        235    263,463
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/23                                     260    301,041
            5.000%, 03/01/24                                     750    885,262
Contra Costa Water District (RB) Series U
            5.000%, 10/01/19                                     100    105,950
Culver City Unified School District (GO) Series C
            8.000%, 08/01/23                                     460    607,223
Desert Sands Unified School District (GO) Series A
            5.000%, 06/01/23                                     375    436,346
Dixie School District (GO)
            5.000%, 08/01/21                                     500    558,320
Dublin-San Ramon Services District Water Revenue (RB)
(currency)  5.500%, 08/01/34
            (Pre-refunded @ $100, 2/1/21)                      1,425  1,587,450
Elsinore Valley Municipal Water District Financing Authority
  (RB) Series A
            5.000%, 07/01/24                                     100    118,568
Emery Unified School District (GO)
            5.000%, 08/01/27                                     600    738,654
Grossmont Healthcare District (GO) Series C
            5.000%, 07/15/23                                   1,000  1,166,610

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Kern High School District (GO) Series E
            4.000%, 08/01/24                                  $  200 $  225,426
Los Angeles County Metropolitan Transportation Authority (RB)
(currency)  5.000%, 07/01/23
            (Pre-refunded @ $100, 7/1/21)                      1,000  1,113,570
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
            5.000%, 07/01/19                                   1,200  1,261,812
            5.000%, 07/01/24                                     300    356,700
Los Angeles Department of Water (RB) Series A
            5.000%, 07/01/25                                   1,000  1,201,930
Los Angeles Department of Water & Power Power System Revenue
  (RB) Series A
            5.000%, 07/01/19                                     300    315,366
Los Angeles Department of Water & Power Power System Revenue
  (RB) Series B
            5.000%, 07/01/26                                     400    486,620
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/24                                   1,280  1,521,920
            5.000%, 07/01/26                                     355    432,486
Los County Angeles (RN)
            5.000%, 06/29/18                                   1,000  1,015,490
Los Rios Community College District (GO) Series F
            2.000%, 08/01/20                                     200    202,524
Merced Community College District (GO)
            4.000%, 08/01/19                                     200    207,800
Mesa Water District
(currency)  5.000%, 03/15/22
            (Pre-refunded @ $100, 3/15/20)                       500    536,040
New Haven Unified School District (GO)
            5.000%, 08/01/26                                     150    182,519
Northern California Transmission Agency (RB)
            5.000%, 05/01/24                                     280    328,552
Northern Humboldt Union High School District (GO)
            4.000%, 08/01/25                                     120    136,007
Novato Sanitary District (RB)
            5.000%, 02/01/22                                     340    384,027
Oakdale Joint Unified School District (GO)
            4.000%, 08/01/23                                     400    445,420
            4.000%, 08/01/24                                     175    196,907

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/24                                  $  750 $  889,462
Oakland Unified School District/ Alameda County (GO) Series C
            5.000%, 08/01/24                                     510    604,834
Ontario Montclair School District (GO) Series B (AGM)
            5.000%, 08/01/21                                     160    178,662
Otay Water District (RB)
            5.000%, 09/01/22                                     740    846,812
Pajaro Valley Unified School District (GO) Series D
            4.000%, 08/01/19                                     370    384,596
Placentia-Yorba Linda Unified School District (GO)
            5.000%, 08/01/23                                     205    238,956
Port of Los Angeles (RB) Series A
            5.000%, 08/01/19                                   1,000  1,054,230
Redondo Beach Unified School District (GO) Series A (AGM)
            5.000%, 08/01/23                                     255    297,672
Reed Union School District (GO)
            4.000%, 08/01/26                                     250    285,953
Riverside County (RN)
            2.000%, 06/29/18                                     225    225,725
Ross Valley Public Financing Authority (RB)
            5.000%, 01/01/25                                     410    486,719
Sacramento County Sanitation Districts Financing Authority
  (RB) Series A (NATL)
            5.250%, 12/01/20                                     510    561,898
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22                                   1,350  1,546,236
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23                                     350    409,164
Sacramento Municipal Utility District (RB) Series U (AGM)
            4.000%, 08/15/18                                     175    177,562
San Diego Community College District (GO)
            5.000%, 08/01/23                                     500    584,245
            5.000%, 08/01/26                                     275    336,050
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
(currency)  5.250%, 05/15/39
            (Pre-refunded @ $100, 5/15/19)                       475    498,717

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
San Diego Unified School District (GO) Series F-1 (AGM)
    5.250%, 07/01/27                                          $  175 $  219,312
San Diego Unified School District (GO) Series R-5
    5.000%, 07/01/26                                             200    243,482
San Diego Unified School District (RAN) Series A
    3.000%, 06/29/18                                           1,700  1,712,461
San Francisco Bay Area Rapid Transit District (GO)
    5.000%, 08/01/20                                           1,030  1,119,095
San Francisco Community College District (GO)
    5.000%, 06/15/24                                             125    148,140
San Francisco County Transportation Authority (RB)
    3.000%, 02/01/22                                           1,300  1,368,133
San Lorenzo Unified School District (GO)
    5.000%, 08/01/21                                             140    156,229
Santa Clara Unified School District (GO)
    5.000%, 07/01/19                                           1,200  1,260,252
Santa County Clara (GO) Series C
    5.000%, 08/01/26                                           1,100  1,343,243
Santa Paula Union High School District (GO) Series A
    5.000%, 08/01/19                                             260    273,900

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
CALIFORNIA -- (Continued)
Santee School District (GO)
            5.000%, 08/01/24                                 $  290 $   343,925
Savanna School District (GO) Series A (AGC)
(currency)  4.750%, 08/01/30
            (Pre-refunded @ $100, 8/1/19)                     1,000   1,049,310
Scotts Valley Unified School District (GO) Series B
            4.000%, 08/01/24                                    150     169,070
            4.000%, 08/01/25                                    250     283,905
            5.000%, 08/01/26                                    250     304,847
Southwestern Community College District (GO) Series B
            4.000%, 08/01/25                                    250     283,905
Sylvan Union School District (GO) Series C
            5.000%, 08/01/25                                    380     456,950
Tahoe-Truckee Unified School District (GO)
            5.000%, 08/01/26                                    100     121,939
Tahoe-Truckee Unified School District (GO) Series C
            2.000%, 08/01/20                                  1,190   1,205,113
Washington Union School District/Monterey County (GO)
            5.000%, 08/01/27                                    135     166,197
West Valley-Mission Community College District (GO) Series B
            5.000%, 08/01/27                                    220     271,898
                                                                    -----------
TOTAL MUNICIPAL BONDS                                                64,940,954
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $65,831,728)^^                                                $64,940,954
                                                                    ===========

At January 31, 2018, DFA California Municipal Real Return Portfolio had entered into the following outstanding Interest Rate Swaps:

                                     PAYMENTS                                         UPFRONT  UPFRONT              UNREALIZED
                       PAYMENTS MADE RECEIVED   PAYMENT       NOTIONAL     EXPIRATION PREMIUMS PREMIUMS   MARKET   APPRECIATION
COUNTERPARTY              BY FUND    BY FUND   FREQUENCY      AMOUNT         DATE      PAID    RECEIVED   VALUE   (DEPRECIATION)
------------           ------------- --------  ---------  ---------------- ---------- -------- --------  -------- --------------
Bank of America Corp.  2.063% Fixed    CPI                USD   4,000,000  11/08/23     --       --      $ 50,290    $ 50,290
Bank of America Corp.  2.060% Fixed    CPI                USD  11,000,000  11/06/21     --       --        87,681      87,681
Bank of America Corp.  2.058% Fixed    CPI                USD  11,000,000  12/12/22     --       --        83,699      83,699
Citibank, N.A.         2.160% Fixed    CPI                USD   7,000,000  01/09/23     --       --        20,811      20,811
Citibank, N.A.         2.143% Fixed    CPI                USD   8,000,000  01/18/22     --       --        15,395      15,395
Citibank, N.A.         2.075% Fixed    CPI                USD   5,000,000  12/06/23     --       --        46,066      46,066
Citibank, N.A.         2.065% Fixed    CPI                USD   4,000,000  11/09/21     --       --        29,194      29,194
Citibank, N.A.         2.054% Fixed    CPI                USD  10,000,000  11/06/22     --       --       105,825     105,825
Citibank, N.A.         2.043% Fixed    CPI                USD   6,000,000  11/07/22     --       --        65,643      65,643
                                                                                        ---      ---     --------    --------
   TOTAL                                                                                --       --      $504,604    $504,604
                                                                                        ===      ===     ========    ========

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------  ----------- ------- -----------
 Municipal Bonds                         --     $64,940,954   --    $64,940,954
 Swap Agreements**                       --         504,604   --        504,604
                                         --     -----------   --    -----------
 TOTAL                                   --     $65,445,558   --    $65,445,558
                                         ==     ===========   ==    ===========

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
BONDS -- (67.4%)

AUSTRALIA -- (3.8%)
Australia & New Zealand Banking Group, Ltd.
    0.750%, 09/29/26                                    EUR  3,000 $ 3,635,366
National Australia Bank, Ltd.
    3.000%, 02/10/23                                    AUD  2,000   1,594,860
    0.625%, 09/18/24                                    EUR  4,000   4,891,457
Westpac Banking Corp.
    0.625%, 11/22/24                                    EUR  1,000   1,220,304
                                                                   -----------
TOTAL AUSTRALIA                                                     11,341,987
                                                                   -----------
BELGIUM -- (0.5%)
Anheuser-Busch InBev SA
    2.700%, 03/31/26                                    EUR  1,000   1,384,005
                                                                   -----------
CANADA -- (5.1%)
Bank of Nova Scotia (The)
    2.620%, 12/02/26                                    CAD  2,000   1,573,610
Cenovus Energy, Inc.
    3.000%, 08/15/22                                           275     270,203
Husky Energy, Inc.
    3.600%, 03/10/27                                    CAD  2,000   1,614,683
Manitoba, Province of Canada
    6.300%, 03/05/31                                    CAD  5,000   5,469,959
Ontario, Province of Canada
    2.400%, 06/02/26                                    CAD  4,000   3,151,089
Rogers Communications, Inc.
    4.000%, 03/13/24                                    CAD  2,000   1,699,545
Teck Resources, Ltd.
    4.750%, 01/15/22                                           700     724,500
    3.750%, 02/01/23                                           200     200,500
Videotron, Ltd.
    5.000%, 07/15/22                                           470     489,975
                                                                   -----------
TOTAL CANADA                                                        15,194,064
                                                                   -----------
DENMARK -- (1.9%)
Denmark Government Bond
    0.500%, 11/15/27                                    DKK 18,000   2,941,794
Kommunekredit
    2.900%, 11/27/26                                    AUD  3,500   2,696,951
                                                                   -----------
TOTAL DENMARK                                                        5,638,745
                                                                   -----------
FINLAND -- (0.3%)
Nokia Oyj
    4.375%, 06/12/27                                         1,000     970,700
                                                                   -----------
FRANCE -- (6.4%)
Agence Francaise de Developpement
    0.250%, 07/21/26                                    EUR    500     585,258

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
FRANCE -- (Continued)
BNP Paribas SA
    1.500%, 11/17/25                                    EUR   1,200 $ 1,511,436
Credit Agricole SA
    2.375%, 05/20/24                                    EUR   1,000   1,359,805
Orange SA
    8.125%, 11/20/28                                    GBP     464     998,000
Pernod Ricard SA
    1.500%, 05/18/26                                    EUR     800   1,020,669
Sanofi
    1.750%, 09/10/26                                    EUR   2,000   2,637,727
    0.500%, 01/13/27                                    EUR   2,300   2,729,534
SNCF Reseau
    5.250%, 12/07/28                                    GBP   1,650   3,042,602
Societe Generale SA
    1.125%, 01/23/25                                    EUR   1,200   1,476,646
Total Capital International SA
    0.625%, 10/04/24                                    EUR   1,000   1,231,905
    2.500%, 03/25/26                                    EUR   2,000   2,785,650
                                                                    -----------
TOTAL FRANCE                                                         19,379,232
                                                                    -----------
GERMANY -- (3.3%)
Daimler AG
    1.000%, 11/15/27                                    EUR   1,300   1,569,358
Deutsche Bank AG
    1.125%, 03/17/25                                    EUR   1,200   1,463,196
Deutsche Telekom International Finance BV
    1.125%, 05/22/26                                    EUR   1,000   1,238,556
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26                                    JPY 245,000   2,609,444
T-Mobile USA, Inc.
    4.000%, 04/15/22                                            800     815,500
Volkswagen International Finance NV
    1.875%, 03/30/27                                    EUR   1,000   1,266,838
ZF North America Capital, Inc.
##  4.500%, 04/29/22                                            870     896,100
                                                                    -----------
TOTAL GERMANY                                                         9,858,992
                                                                    -----------
ITALY -- (1.4%)
Enel Finance International NV
    1.375%, 06/01/26                                    EUR   1,000   1,247,074
Italy Buoni Poliennali Del Tesoro
    1.250%, 12/01/26                                    EUR   2,400   2,831,413
                                                                    -----------
TOTAL ITALY                                                           4,078,487
                                                                    -----------
NETHERLANDS -- (6.1%)
Cooperatieve Rabobank UA
    2.375%, 05/22/23                                    EUR   2,300   3,130,370
    1.250%, 03/23/26                                    EUR   2,500   3,162,404

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED



                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ------------ -----------
 NETHERLANDS -- (Continued)
 Heineken NV
    1.375%, 01/29/27                                   EUR    1,200 $ 1,514,079
 ING Groep NV
    1.375%, 01/11/28                                   EUR    1,100   1,343,211
 Koninklijke KPN NV
    5.750%, 09/17/29                                   GBP    1,000   1,786,828
 Mylan NV
    2.250%, 11/22/24                                   EUR    1,000   1,286,458
 Shell International Finance BV
    1.625%, 01/20/27                                   EUR    4,708   6,145,134
                                                                    -----------
 TOTAL NETHERLANDS                                                   18,368,484
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.8%)
 Asian Development Bank
    2.350%, 06/21/27                                   JPY  750,000   8,286,878
 European Financial Stability Facility
    0.400%, 05/31/26                                   EUR    5,000   6,033,838
 European Investment Bank
    2.150%, 01/18/27                                   JPY  850,000   9,230,812
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        23,551,528
                                                                    -----------
 SWEDEN -- (2.9%)
 Nordea Bank AB
    1.000%, 02/22/23                                   EUR    4,000   5,081,583
 Sweden Government Bond
    0.750%, 05/12/28                                   SEK   26,400   3,293,881
 Telefonaktiebolaget LM Ericsson
    4.125%, 05/15/22                                            500     500,873
                                                                    -----------
 TOTAL SWEDEN                                                         8,876,337
                                                                    -----------
 SWITZERLAND -- (3.1%)
 Credit Suisse AG
    1.500%, 04/10/26                                   EUR      700     895,045
 Novartis Finance SA
    1.625%, 11/09/26                                   EUR    3,300   4,333,837
    1.125%, 09/30/27                                   EUR    2,500   3,144,200
 UBS Group Funding Switzerland AG
    1.250%, 09/01/26                                   EUR      800     993,309
                                                                    -----------
 TOTAL SWITZERLAND                                                    9,366,391
                                                                    -----------
 UNITED KINGDOM -- (5.2%)
 Anglo American Capital P.L.C.
    1.625%, 09/18/25                                   EUR    1,000   1,248,006
 Barclays Bank P.L.C.
    2.250%, 06/10/24                                   EUR      500     674,684
 Barclays P.L.C.
    3.250%, 02/12/27                                   GBP      350     513,679
 BAT International Finance P.L.C.
    4.000%, 09/04/26                                   GBP      520     821,368


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
  UNITED KINGDOM -- (Continued)
     1.250%, 03/13/27                                   EUR  1,000 $ 1,200,837
  BP Capital Markets P.L.C.
     1.077%, 06/26/25                                   EUR  1,200   1,499,676
  British Telecommunications P.L.C.
     1.000%, 11/21/24                                   EUR  1,200   1,475,110
  CNH Industrial Capital LLC
     4.375%, 04/05/22                                          406     419,321
  HSBC Holdings P.L.C.
     2.625%, 08/16/28                                   GBP    700     999,185
  Lloyds Banking Group P.L.C.
     1.500%, 09/12/27                                   EUR  1,700   2,094,235
  Sky P.L.C.
     2.500%, 09/15/26                                   EUR  1,000   1,351,454
  Unilever NV
     1.000%, 02/14/27                                   EUR  1,500   1,854,484
  Vodafone Group P.L.C.
     4.200%, 12/13/27                                   AUD  1,800   1,430,975
                                                                   -----------
  TOTAL UNITED KINGDOM                                              15,583,014
                                                                   -----------
  UNITED STATES -- (19.6%)
  AECOM
     5.875%, 10/15/24                                          500     533,125
     5.125%, 03/15/27                                          300     300,375
  AES Corp.
     7.375%, 07/01/21                                          298     333,015
  Ally Financial, Inc.
     4.125%, 02/13/22                                          750     759,375
  Apple, Inc.
     0.875%, 05/24/25                                   EUR  4,000   4,997,873
  Arconic, Inc.
     5.900%, 02/01/27                                          800     894,800
  Ashland LLC
     4.750%, 08/15/22                                          900     936,000
  AT&T, Inc.
     1.800%, 09/04/26                                   EUR    800   1,005,665
  Ball Corp.
     5.000%, 03/15/22                                          645     680,475
  Bank of America Corp.
     7.000%, 07/31/28                                   GBP  1,000   2,007,065
  CF Industries, Inc.
     3.450%, 06/01/23                                          350     342,020
  Chemours Co. (The)
     5.375%, 05/15/27                                        1,000   1,035,000
  Citigroup, Inc.
     5.150%, 05/21/26                                   GBP    623   1,061,886
  CNO Financial Group, Inc.
     5.250%, 05/30/25                                          922     947,632
  Continental Resources, Inc.
     4.500%, 04/15/23                                          800     810,000

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                         --------- ----------
UNITED STATES -- (Continued)
Edgewell Personal Care Co.
    4.700%, 05/24/22                                           785 $  798,737
EMC Corp.
    3.375%, 06/01/23                                           855    811,681
General Electric Co.
    0.875%, 05/17/25                                     EUR   500    605,457
Goldman Sachs Group, Inc. (The)
    1.625%, 07/27/26                                     EUR 1,175  1,466,914
Goodyear Tire & Rubber Co. (The)
    4.875%, 03/15/27                                           839    837,951
Hanesbrands, Inc.
##  4.875%, 05/15/26                                           800    807,680
Kraft Heinz Foods Co.
    4.125%, 07/01/27                                     GBP 1,100  1,717,951
L Brands, Inc.
    5.625%, 02/15/22                                           950  1,000,920
McDonald's Corp.
    2.875%, 12/17/25                                     EUR   600    841,874
McKesson Corp.
    3.125%, 02/17/29                                     GBP   800  1,142,787
MGM Resorts International
    7.750%, 03/15/22                                           850    967,937
    4.625%, 09/01/26                                           105    106,050
Molson Coors Brewing Co.
    1.250%, 07/15/24                                     EUR 1,200  1,489,825
Morgan Stanley
    1.375%, 10/27/26                                     EUR 1,250  1,535,206
Murphy Oil Corp.
    4.000%, 06/01/22                                         1,100  1,097,250
Newfield Exploration Co.
    5.375%, 01/01/26                                           800    845,000
Plains All American Pipeline L.P. / PAA Finance Corp.
    4.650%, 10/15/25                                           800    829,995
Priceline Group, Inc. (The)
    2.375%, 09/23/24                                     EUR 1,000  1,337,740
Procter & Gamble Co. (The)
    1.800%, 05/03/29                                     GBP 4,800  6,556,781
PulteGroup, Inc.
    4.250%, 03/01/21                                           500    511,875


                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                     ------------- ------------
UNITED STATES -- (Continued)
    5.000%, 01/15/27                                           500 $    519,350
QEP Resources, Inc.
    5.375%, 10/01/22                                           750      773,438
Radian Group, Inc.
    7.000%, 03/15/21                                            96      105,600
Sealed Air Corp.
##  4.875%, 12/01/22                                           900      940,500
Southern Power Co.
    1.850%, 06/20/26                                 EUR     1,200    1,554,873
Thermo Fisher Scientific, Inc.
    2.000%, 04/15/25                                 EUR     1,000    1,309,104
Toll Brothers Finance Corp.
    4.875%, 03/15/27                                           500      520,000
    4.350%, 02/15/28                                           800      792,000
Under Armour, Inc.
    3.250%, 06/15/26                                           750      656,354
United Continental Holdings, Inc.
    4.250%, 10/01/22                                         1,400    1,407,000
Verizon Communications, Inc.
    1.375%, 10/27/26                                 EUR     1,000    1,234,572
Wal-Mart Stores, Inc.
    2.550%, 04/08/26                                 EUR     1,000    1,401,002
Walgreens Boots Alliance, Inc.
    2.125%, 11/20/26                                 EUR     1,200    1,543,197
Wells Fargo & Co.
    2.000%, 04/27/26                                 EUR       800    1,052,482
Western Power Distribution South West P.L.C.
    5.875%, 03/25/27                                 GBP       900    1,623,067
Whirlpool Finance Luxembourg Sarl
    1.250%, 11/02/26                                 EUR     1,200    1,497,881
                                                                   ------------
TOTAL UNITED STATES                                                  58,884,337
                                                                   ------------
TOTAL BONDS                                                         202,476,303
                                                                   ------------
                                                          SHARES
                                                         ---------
AFFILIATED INVESTMENT COMPANY -- (32.6%)
Investment in DFA Investment Grade Portfolio DFA
  Investment Dimensions Group Inc.                       9,180,884   97,960,028
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $300,940,607)^^                                              $300,436,331
                                                                   ============

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED


At January 31, 2018, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized foreign currency gain (loss) is reflected in the accompanying financial statements:

                                                                   UNREALIZED
                                                                    FOREIGN
                                                                    EXCHANGE
   CURRENCY           CURRENCY                      SETTLEMENT    APPRECIATION
   PURCHASED            SOLD         COUNTERPARTY     DATE       (DEPRECIATION)
---------------- ------------------- ------------   ----------   --------------
                                     State Street
                                       Bank and
USD   8,017,595  EUR      6,421,718    Trust        04/11/18      $     8,259
                                                                  -----------
                                       TOTAL APPRECIATION         $     8,259

                                     State Street
                                       Bank and
DKK     230,814  USD         38,720    Trust        04/17/18      $       (15)
                                     State Street
                                       Bank and
USD     812,185  CAD      1,013,288    Trust        02/12/18          (11,731)
                                     State Street
                                       Bank and
USD   1,580,233  CAD      1,963,294    Trust        02/12/18          (16,145)
                                     Citibank,
USD   2,528,349  CAD      3,142,152    N.A.         02/12/18          (26,572)
                                     State Street
                                       Bank and
USD   3,150,297  CAD      3,882,209    Trust        02/12/18           (6,374)
                                     Citibank,
USD   5,602,914  CAD      6,942,917    N.A.         02/12/18          (42,456)
                                     State Street
                                       Bank and
USD   1,403,908  EUR      1,146,660    Trust        04/11/18          (26,237)
                                     State Street
                                       Bank and
USD   3,635,115  EUR      2,957,220    Trust        04/11/18          (53,208)
                                     State Street
                                       Bank and
USD   6,273,574  EUR      5,038,190    Trust        04/11/18          (10,189)
                                     Citibank,
USD   6,583,154  EUR      5,344,519    N.A.         04/11/18          (82,671)
                                     State Street
                                       Bank and
USD   7,083,885  EUR      5,685,957    Trust        04/11/18           (7,791)
                                     Citibank,
USD   9,558,264  EUR      7,737,803    N.A.         04/11/18          (92,527)
                                     Citibank,
USD   9,984,042  EUR      8,014,723    N.A.         04/11/18          (12,131)
                                     Citibank,
USD  10,034,436  EUR      8,064,149    N.A.         04/11/18          (23,383)
                                     State Street
                                       Bank and
USD  10,352,665  EUR      8,421,423    Trust        04/11/18         (150,756)
                                     State Street
                                       Bank and
USD  10,478,207  EUR      8,495,603    Trust        04/11/18         (117,733)
                                     Citibank,
USD  10,874,276  EUR      8,833,458    N.A.         04/11/18         (143,046)
                                     State Street
                                       Bank and
USD  11,900,739  EUR      9,719,529    Trust        04/11/18         (221,714)
                                     State Street
                                       Bank and
USD   1,107,923  JPY    121,962,466    Trust        04/16/18          (14,110)
                                     State Street
                                       Bank and
USD   2,591,105  JPY    286,039,929    Trust        04/16/18          (40,412)
                                     State Street
                                       Bank and
USD   2,705,811  AUD      3,360,409    Trust        04/16/18           (1,547)
                                     State Street
                                       Bank and
USD   3,050,831  AUD      3,807,974    Trust        04/16/18          (17,114)
                                     State Street
                                       Bank and
USD   6,492,663  JPY    714,667,147    Trust        04/16/18          (82,149)
                                     State Street
                                       Bank and
USD   9,924,877  JPY  1,089,880,511    Trust        04/16/18         (101,832)
                                     Citibank,
USD     980,517  GBP        698,524    N.A.         04/17/18          (14,185)
                                     State Street
                                       Bank and
USD   1,029,354  SEK      8,076,006    Trust        04/17/18             (794)
                                     Citibank,
USD   2,255,882  SEK     17,988,165    N.A.         04/17/18          (38,627)
                                     Citibank,
USD   2,964,931  DKK     17,920,258    N.A.         04/17/18          (40,208)
                                     State Street
                                       Bank and
USD   3,980,540  GBP      2,805,598    Trust        04/17/18          (14,649)
                                     State Street
                                       Bank and
USD   4,214,212  GBP      2,970,235    Trust        04/17/18          (15,422)
                                     State Street
                                       Bank and
USD   5,076,540  GBP      3,567,115    Trust        04/17/18           (3,054)
                                     State Street
                                       Bank and
USD   8,344,853  GBP      5,991,700    Trust        04/17/18         (187,365)
                                                                  -----------
                                       TOTAL (DEPRECIATION)       $(1,616,147)
                                                                  -----------
                                       TOTAL APPRECIATION
                                        (DEPRECIATION)            $(1,607,888)
                                                                  ===========

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -----------------------------------------------
                               LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                             ------------   ------------  ------- ------------
Bonds
   Australia                           --   $ 11,341,987    --    $ 11,341,987
   Belgium                             --      1,384,005    --       1,384,005
   Canada                              --     15,194,064    --      15,194,064
   Denmark                             --      5,638,745    --       5,638,745
   Finland                             --        970,700    --         970,700
   France                              --     19,379,232    --      19,379,232
   Germany                             --      9,858,992    --       9,858,992
   Italy                               --      4,078,487    --       4,078,487
   Netherlands                         --     18,368,484    --      18,368,484
   Supranational
     Organization
     Obligations                       --     23,551,528    --      23,551,528
   Sweden                              --      8,876,337    --       8,876,337
   Switzerland                         --      9,366,391    --       9,366,391
   United Kingdom                      --     15,583,014    --      15,583,014
   United States                       --     58,884,337    --      58,884,337
Affiliated Investment
  Company                    $97,960,028              --    --      97,960,028
Forward Currency Contracts**           --     (1,607,888)   --      (1,607,888)
                             ------------   ------------    --    ------------
TOTAL                        $ 97,960,028   $200,868,415    --    $298,828,443
                             ============   ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2018, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. The DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue their investment objectives by investing their assets in their Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios' investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, CSTG&E International Social Core Equity

Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, and International High Relative Profitability Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio and DFA Global Core Plus Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2018, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, and T.A. World ex U.S. Core Equity Portfolio had significant transfers of securities with a total value of $10,579, $60,719, $2,015,362, $111,490, and $69,492, respectively, (amounts in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

3. FORWARD CURRENCY CONTRACTS: Certain Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price and subject the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there is a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2018, the DFA Commodity Strategy Portfolio held $416,591,676 in the Subsidiary, representing 21.99% of DFA Commodity Strategy Portfolio's total assets.

7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date.

If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FEDERAL TAX COST

At January 31, 2018, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio                 $   396,826,786
U.S. Large Cap Value Portfolio                         17,067,399,271
U.S. Targeted Value Portfolio                          10,095,402,261
U.S. Small Cap Value Portfolio                         13,010,001,925
U.S. Core Equity 1 Portfolio                           15,803,869,877
U.S. Core Equity 2 Portfolio                           17,067,861,279
U.S. Vector Equity Portfolio                            3,616,175,705
U.S. Small Cap Portfolio                               16,314,490,758
U.S. Micro Cap Portfolio                                5,135,822,133
DFA Real Estate Securities Portfolio                    6,835,342,102
Large Cap International Portfolio                       4,194,532,590
International Core Equity Portfolio                    23,782,095,730
International Small Company Portfolio                  10,937,679,272
Global Small Company Portfolio                             18,689,434
Japanese Small Company Portfolio                          500,899,893
Asia Pacific Small Company Portfolio                      334,854,894
United Kingdom Small Company Portfolio                     34,063,766
Continental Small Company Portfolio                       561,990,536
DFA International Real Estate Securities Portfolio      6,104,124,925
DFA Global Real Estate Securities Portfolio             6,777,287,416
DFA International Small Cap Value Portfolio            13,595,554,800
International Vector Equity Portfolio                   2,231,391,962
World ex U.S. Value Portfolio                             216,412,584
World ex U.S. Targeted Value Portfolio                    413,978,394
World ex U.S. Core Equity Portfolio                     2,777,143,055
Selectively Hedged Global Equity Portfolio                315,303,794
Emerging Markets Portfolio                              4,029,594,788
Emerging Markets Small Cap Portfolio                    6,423,998,244
Emerging Markets Value Portfolio                       16,769,427,443
Emerging Markets Core Equity Portfolio                 23,349,322,237
U.S. Large Cap Equity Portfolio                         1,050,616,206
DFA Commodity Strategy Portfolio                        1,724,370,291
DFA One-Year Fixed Income Portfolio                     8,076,510,287
DFA Two-Year Global Fixed Income Portfolio              5,409,294,059
DFA Selectively Hedged Global Fixed Income Portfolio    1,180,128,736
DFA Short-Term Government Portfolio                     2,288,645,158
DFA Five-Year Global Fixed Income Portfolio            14,341,331,952
DFA World ex U.S. Government Fixed Income Portfolio       930,473,456
DFA Intermediate Government Fixed Income Portfolio      4,818,863,522
DFA Short-Term Extended Quality Portfolio               5,900,449,428
DFA Intermediate-Term Extended Quality Portfolio        2,076,038,913

DFA Targeted Credit Portfolio                                585,731,181
DFA Investment Grade Portfolio                             8,928,280,878
DFA Inflation-Protected Securities Portfolio               4,589,940,738
DFA Short-Term Municipal Bond Portfolio                    2,531,386,379
DFA Intermediate-Term Municipal Bond Portfolio             1,678,811,022
DFA California Short-Term Municipal Bond Portfolio         1,059,758,677
DFA California Intermediate-Term Municipal Bond Portfolio    365,076,673
DFA NY Municipal Bond Portfolio                               89,629,264
Dimensional Retirement Income Fund                            13,832,903
Dimensional 2045 Target Date Retirement Income Fund           36,278,840
Dimensional 2050 Target Date Retirement Income Fund           31,672,263
Dimensional 2055 Target Date Retirement Income Fund           11,004,474
Dimensional 2060 Target Date Retirement Income Fund            8,250,652
Dimensional 2005 Target Date Retirement Income Fund            4,919,709
Dimensional 2010 Target Date Retirement Income Fund           14,026,696
Dimensional 2015 Target Date Retirement Income Fund           35,021,593
Dimensional 2020 Target Date Retirement Income Fund           88,467,705
Dimensional 2025 Target Date Retirement Income Fund          101,076,650
Dimensional 2030 Target Date Retirement Income Fund           97,410,345
Dimensional 2035 Target Date Retirement Income Fund           69,786,329
Dimensional 2040 Target Date Retirement Income Fund           52,196,523
DFA Short-Duration Real Return Portfolio                   1,266,126,151
DFA Municipal Real Return Portfolio                          785,766,298
DFA Municipal Bond Portfolio                                 383,309,362
CSTG&E U.S. Social Core Equity 2 Portfolio                    63,474,618
CSTG&E International Social Core Equity Portfolio             89,651,809
World Core Equity Portfolio                                  541,775,138
DFA LTIP Portfolio                                           148,329,812
U.S. Social Core Equity 2 Portfolio                          798,567,108
U.S. Sustainability Core 1 Portfolio                         986,206,494
International Sustainability Core 1 Portfolio                728,308,979
International Social Core Equity Portfolio                   842,806,602
Emerging Markets Social Core Equity Portfolio              1,157,457,237
Tax Managed U.S. Marketwide Value Portfolio                2,694,333,834
Tax Managed U.S. Equity Portfolio                          1,931,410,062
Tax Managed U.S. Targeted Value Portfolio                  3,238,406,754
Tax Managed U.S. Small Cap Portfolio                       2,149,482,707
T.A. U.S. Core Equity 2 Portfolio                          5,577,555,156
Tax-Managed DFA International Value Portfolio              3,382,818,038
T.A. World ex U.S. Core Equity Portfolio                   2,677,946,204
LWAS/DFA International High Book to Market Portfolio          45,542,881
VA U.S. Targeted Value Portfolio                             331,113,445
VA U.S. Large Value Portfolio                                321,721,944
VA International Value Portfolio                             271,409,562
VA International Small Portfolio                             221,014,729
VA Short-Term Fixed Portfolio                                281,724,480
VA Global Bond Portfolio                                     324,717,912
VIT Inflation-Protected Securities                           125,605,207
DFA VA Global Moderate Allocation Portfolio                  122,501,461
U.S. Large Cap Growth Portfolio                            1,425,784,625
U.S. Small Cap Growth Portfolio                              509,440,172
International Large Cap Growth Portfolio                     297,962,130
International Small Cap Growth Portfolio                     166,149,010
DFA Social Fixed Income Portfolio                            177,225,670
DFA Diversified Fixed Income Portfolio                       646,488,806
U.S. High Relative Profitability Portfolio                   291,326,808
International High Relative Profitability Portfolio          147,263,217

VA Equity Allocation Portfolio                                     23,220,267
DFA MN Municipal Bond Portfolio                                   128,532,705
DFA California Municipal Real Return Portfolio                     65,831,728
DFA Global Core Plus Fixed Income Portfolio                       300,940,607

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio at this time.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

On December 15, 2016, the Boards of Directors of the Fund and Dimensional Investment Group Inc. ("DIG"), on behalf of the LWAS/DFA International High Book to Market Portfolio and DFA International Value Portfolio II, respectively (collectively, the "Target Portfolios"), approved an Agreement and Plan of Reorganization (the "Plan of Reorganization"), under which the Target Portfolios were reorganized with and into the DFA International Value Portfolio III, a portfolio of DIG (the "Acquiring Portfolio"). Under the Plan of Reorganization, effective February 26, 2018, the Target Portfolios transferred substantially all of their assets to the Acquiring Portfolio in exchange solely for shares of the Acquiring Portfolio (the "Reorganization"), which were distributed to shareholders of the Target Portfolios according to their interests held in the Target Portfolios immediately prior to the Reorganization. The Target Portfolios will be liquidated and dissolved as soon as practicable.

Management has evaluated the impact of all subsequent events on the remaining Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          SHARES      VALUE+
                                                        ---------- ------------
COMMON STOCKS -- (97.2%)

Consumer Discretionary -- (13.2%)
#   Adient P.L.C.                                          324,454 $ 21,024,619
#   Autoliv, Inc.                                          418,317   63,672,031
#*  AutoNation, Inc.                                       464,747   27,987,064
#   Best Buy Co., Inc.                                     388,778   28,404,121
    BorgWarner, Inc.                                     1,060,592   59,668,906
    CalAtlantic Group, Inc.                                 14,193      796,653
    Carnival Corp.                                       1,265,734   90,639,212
    CBS Corp. Class A                                        7,236      417,011
*   Charter Communications, Inc. Class A                   962,932  363,266,097
    Comcast Corp. Class A                               21,576,111  917,632,001
#*  Discovery Communications, Inc. Class A                 644,292   16,152,400
#*  Discovery Communications, Inc. Class C                 621,252   14,823,073
*   Dollar Tree, Inc.                                      369,560   42,499,400
    DR Horton, Inc.                                      3,044,785  149,346,704
    Foot Locker, Inc.                                       72,180    3,547,647
    Ford Motor Co.                                      16,051,999  176,090,429
#   Garmin, Ltd.                                           486,736   30,635,164
    General Motors Co.                                   6,055,833  256,827,878
    Gentex Corp.                                         1,338,862   31,704,252
    Goodyear Tire & Rubber Co. (The)                     1,549,233   53,944,293
*   Hyatt Hotels Corp. Class A                              44,108    3,585,980
#   International Game Technology P.L.C.                    11,477      333,636
#   Kohl's Corp.                                         1,387,664   89,878,997
    Lear Corp.                                             297,292   57,418,977
#   Lennar Corp. Class A                                 1,432,144   89,738,143
#   Lennar Corp. Class B                                    37,734    1,910,850
#*  Liberty Broadband Corp. Class A                         27,366    2,589,918
#*  Liberty Broadband Corp. Class C                        172,660   16,497,663
*   Liberty Interactive Corp., QVC Group Class A         2,762,021   77,585,170
#*  Liberty Media Corp.-Liberty Braves Class A              13,703      323,391
#*  Liberty Media Corp.-Liberty Braves Class C              24,606      578,487
*   Liberty Media Corp.-Liberty Formula One Class A         39,281    1,401,546
#*  Liberty Media Corp.-Liberty Formula One Class C         78,562    2,961,002
*   Liberty Media Corp.-Liberty SiriusXM Class A           157,126    7,072,241
*   Liberty Media Corp.-Liberty SiriusXM Class C           314,252   14,081,632
#*  Liberty Ventures Series A                               59,566    3,510,224
*   LKQ Corp.                                            1,167,836   49,084,147
#   Macy's, Inc.                                         1,932,620   50,151,489
#*  Madison Square Garden Co. (The) Class A                 12,058    2,602,599
    MGM Resorts International                            2,471,336   90,080,197
*   Mohawk Industries, Inc.                                582,542  163,729,255
    Newell Brands, Inc.                                    686,895   18,161,504
    News Corp. Class A                                     377,812    6,464,363
    News Corp. Class B                                      40,936      714,333
#*  Norwegian Cruise Line Holdings, Ltd.                 1,518,501   92,233,751
#   PulteGroup, Inc.                                     2,391,049   76,107,090
    PVH Corp.                                              445,206   69,042,546
    Ralph Lauren Corp.                                     316,488   36,177,743
    Royal Caribbean Cruises, Ltd.                        1,271,015  169,744,053
*   Skechers U.S.A., Inc. Class A                          187,666    7,729,963
    Target Corp.                                         1,192,437   89,695,111

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Consumer Discretionary -- (Continued)
#   TEGNA, Inc.                                          610,026 $    8,827,076
    Time Warner, Inc.                                  3,804,556    362,764,415
#   Toll Brothers, Inc.                                  338,804     15,781,490
#   Viacom, Inc. Class A                                   2,694        104,931
    Viacom, Inc. Class B                                 797,742     26,660,538
    Whirlpool Corp.                                      544,837     98,844,329
                                                                 --------------
Total Consumer Discretionary                                      4,153,247,735
                                                                 --------------
Consumer Staples -- (6.5%)
    Archer-Daniels-Midland Co.                         1,399,825     60,122,484
    Bunge, Ltd.                                          937,564     74,470,708
#   Coty, Inc. Class A                                   419,572      8,227,807
    CVS Health Corp.                                   4,700,064    369,848,036
    Ingredion, Inc.                                      146,985     21,112,925
#   JM Smucker Co. (The)                                 897,022    113,823,122
    Kraft Heinz Co. (The)                              1,012,962     79,406,091
    Molson Coors Brewing Co. Class B                   1,008,879     84,766,014
    Mondelez International, Inc. Class A               3,326,997    147,718,667
    Pinnacle Foods, Inc.                                 489,872     30,342,672
#*  Post Holdings, Inc.                                  380,520     28,793,948
    Seaboard Corp.                                            13         56,368
    Tyson Foods, Inc. Class A                          1,959,828    149,162,509
*   US Foods Holding Corp.                               996,443     32,015,714
    Wal-Mart Stores, Inc.                              5,670,262    604,449,929
    Walgreens Boots Alliance, Inc.                     3,030,389    228,067,076
                                                                 --------------
Total Consumer Staples                                            2,032,384,070
                                                                 --------------
Energy -- (12.4%)
    Anadarko Petroleum Corp.                             969,337     58,208,687
    Andeavor                                           1,296,540    140,233,766
#*  Antero Resources Corp.                               182,427      3,544,557
#   Apache Corp.                                         550,345     24,693,980
#   Baker Hughes a GE Co.                              1,011,773     32,528,502
    Chevron Corp.                                      5,830,041    730,795,639
#*  Concho Resources, Inc.                               695,714    109,533,212
    ConocoPhillips                                     3,245,229    190,851,918
#*  Continental Resources, Inc.                           28,197      1,565,779
    Devon Energy Corp.                                   655,639     27,123,786
#*  Diamondback Energy, Inc.                             246,779     30,970,765
    Exxon Mobil Corp.                                 13,311,151  1,162,063,482
#   Helmerich & Payne, Inc.                              394,637     28,425,703
#   Hess Corp.                                           918,391     46,387,930
    HollyFrontier Corp.                                  645,042     30,936,214
    Kinder Morgan, Inc.                                7,052,291    126,800,192
    Marathon Oil Corp.                                 3,191,128     58,046,618
    Marathon Petroleum Corp.                           2,313,489    160,255,383
#   Murphy Oil Corp.                                     644,526     20,689,285
#   National Oilwell Varco, Inc.                       1,338,190     49,084,809
#   Noble Energy, Inc.                                 1,720,887     52,521,471
    Occidental Petroleum Corp.                         2,538,795    190,333,461
    Phillips 66                                          985,837    100,949,709
    Pioneer Natural Resources Co.                         42,895      7,845,925

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
#*  RSP Permian, Inc.                                     43,338 $    1,719,652
    Schlumberger, Ltd.                                 1,466,021    107,869,825
#   Targa Resources Corp.                                912,194     43,785,312
    TechnipFMC P.L.C.                                  1,601,490     51,984,365
    Valero Energy Corp.                                2,730,237    262,020,845
    Williams Cos., Inc. (The)                          1,196,347     37,553,332
                                                                 --------------
Total Energy                                                      3,889,324,104
                                                                 --------------
Financials -- (23.4%)
    Aflac, Inc.                                        1,330,845    117,380,529
*   Alleghany Corp.                                       32,159     20,186,204
    Allstate Corp. (The)                                 960,776     94,895,846
    Ally Financial, Inc.                               2,960,989     88,148,643
    American Financial Group, Inc.                       407,189     46,150,801
    American International Group, Inc.                 1,963,954    125,535,940
#*  Arch Capital Group, Ltd.                             179,406     16,315,182
    Assurant, Inc.                                       237,585     21,734,276
    Assured Guaranty, Ltd.                                47,344      1,684,973
    Axis Capital Holdings, Ltd.                          212,022     10,713,472
    Bank of America Corp.                             17,036,093    545,154,976
    Bank of New York Mellon Corp. (The)                4,521,508    256,369,504
#   Bank of the Ozarks, Inc.                             138,704      6,928,265
    BB&T Corp.                                         2,097,063    115,736,907
#   BOK Financial Corp.                                    6,114        591,163
*   Brighthouse Financial, Inc.                          185,840     11,942,078
    Capital One Financial Corp.                        2,121,634    220,565,071
    Chubb, Ltd.                                          570,833     89,135,573
#   CIT Group, Inc.                                      473,057     23,979,259
    Citigroup, Inc.                                    5,377,160    421,999,517
    Citizens Financial Group, Inc.                       912,076     41,864,288
    CNA Financial Corp.                                  411,635     22,294,152
    Comerica, Inc.                                        93,036      8,858,888
    Everest Re Group, Ltd.                               170,358     39,148,268
#   Fifth Third Bancorp                                3,987,928    132,000,417
    First American Financial Corp.                       115,297      6,810,594
    Goldman Sachs Group, Inc. (The)                    1,076,645    288,422,429
    Hartford Financial Services Group, Inc. (The)      1,865,885    109,639,403
    Huntington Bancshares, Inc.                        5,456,555     88,287,060
#   Invesco, Ltd.                                        714,923     25,830,168
#   Janus Henderson Group P.L.C.                          57,192      2,252,221
    JPMorgan Chase & Co.                              11,071,159  1,280,600,962
    KeyCorp                                            2,295,578     49,125,369
    Leucadia National Corp.                              247,060      6,687,914
    Lincoln National Corp.                               842,198     69,733,994
    Loews Corp.                                        1,304,005     67,351,858
    M&T Bank Corp.                                       259,431     49,494,246
    MetLife, Inc.                                      1,856,059     89,220,756
*   MGIC Investment Corp.                                492,557      7,299,695
    Morgan Stanley                                     5,305,819    300,044,064
#   New York Community Bancorp, Inc.                   1,100,233     15,579,299
#   Old Republic International Corp.                     816,263     17,541,492
    PacWest Bancorp                                      335,209     17,575,008

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   People's United Financial, Inc.                      396,896 $    7,806,944
    Pinnacle Financial Partners, Inc.                     44,579      2,821,851
    PNC Financial Services Group, Inc. (The)           1,407,880    222,473,198
    Principal Financial Group, Inc.                    1,447,757     97,868,373
#   Prosperity Bancshares, Inc.                           69,192      5,244,754
    Prudential Financial, Inc.                           955,649    113,550,214
    Regions Financial Corp.                            6,191,315    119,058,987
    Reinsurance Group of America, Inc.                   352,636     55,240,429
#   RenaissanceRe Holdings, Ltd.                         118,695     15,090,882
#   Santander Consumer USA Holdings, Inc.                597,888     10,313,568
    State Street Corp.                                   410,924     45,271,497
    SunTrust Banks, Inc.                               1,285,995     90,919,846
    Synchrony Financial                                  357,695     14,193,338
    Travelers Cos., Inc. (The)                         1,165,331    174,706,423
    Unum Group                                         1,204,396     64,061,823
    Voya Financial, Inc.                                 184,436      9,574,073
    Wells Fargo & Co.                                 18,279,475  1,202,423,865
#   WR Berkley Corp.                                     380,116     27,740,866
#   XL Group, Ltd.                                       950,991     35,034,508
#   Zions Bancorporation                                 840,288     45,400,761
                                                                 --------------
Total Financials                                                  7,329,606,924
                                                                 --------------
Health Care -- (12.4%)
    Abbott Laboratories                                4,184,944    260,136,119
    Aetna, Inc.                                        1,805,018    337,213,463
    Allergan P.L.C.                                      496,938     89,578,044
    Anthem, Inc.                                       1,376,563    341,181,140
    Baxter International, Inc.                            77,675      5,594,930
*   Bio-Rad Laboratories, Inc. Class A                     7,494      1,937,424
#   Cardinal Health, Inc.                                 51,405      3,690,365
*   Centene Corp.                                      1,254,464    134,528,719
    Cigna Corp.                                          403,350     84,037,972
    Danaher Corp.                                      2,121,258    214,841,010
*   DaVita, Inc.                                         970,392     75,729,392
    DENTSPLY SIRONA, Inc.                                220,294     13,396,078
*   Express Scripts Holding Co.                        2,740,464    216,989,940
    Humana, Inc.                                         708,361    199,637,381
*   IQVIA Holdings, Inc.                                 429,612     43,902,050
*   Laboratory Corp. of America Holdings                 740,399    129,199,625
    McKesson Corp.                                       519,653     87,758,999
#*  MEDNAX, Inc.                                         413,651     21,844,909
    Medtronic P.L.C.                                   4,248,074    364,867,076
*   Mylan NV                                           2,284,950     97,910,107
    PerkinElmer, Inc.                                    111,038      8,900,806
#   Perrigo Co. P.L.C.                                   385,545     34,938,088
    Pfizer, Inc.                                      16,341,666    605,295,309
    Quest Diagnostics, Inc.                              954,608    101,016,619
    STERIS P.L.C.                                        192,061     17,462,186
#*  Taro Pharmaceutical Industries, Ltd.                     677         68,844
    Thermo Fisher Scientific, Inc.                     1,050,474    235,421,728
#*  United Therapeutics Corp.                            205,248     26,476,992
#   Universal Health Services, Inc. Class B              500,100     60,762,150

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
*   WellCare Health Plans, Inc.                           54,524 $   11,470,759
    Zimmer Biomet Holdings, Inc.                         377,067     47,932,757
                                                                 --------------
Total Health Care                                                 3,873,720,981
                                                                 --------------
Industrials -- (7.8%)
#*  AECOM                                                580,731     22,712,389
    AGCO Corp.                                           472,685     34,326,385
#   AMERCO                                                61,718     22,532,007
    Arconic, Inc.                                      2,116,118     63,610,507
#   Carlisle Cos., Inc.                                  341,140     38,961,599
#*  Colfax Corp.                                         148,210      5,931,364
    Copa Holdings SA Class A                             146,352     20,244,872
    Cummins, Inc.                                        175,294     32,955,272
    Delta Air Lines, Inc.                              2,950,569    167,503,802
    Dover Corp.                                          830,218     88,177,454
    Eaton Corp. P.L.C.                                 1,816,899    152,565,009
    EMCOR Group, Inc.                                     10,035        815,645
    FedEx Corp.                                          259,375     68,080,750
    Flowserve Corp.                                       11,400        516,648
#   Fluor Corp.                                          906,547     55,027,403
    General Electric Co.                               2,108,359     34,092,165
#*  Genesee & Wyoming, Inc. Class A                       54,725      4,369,791
    Ingersoll-Rand P.L.C.                                830,409     78,581,604
    Jacobs Engineering Group, Inc.                       377,362     26,211,564
#*  JetBlue Airways Corp.                              2,305,410     48,090,853
#   Johnson Controls International P.L.C.              1,093,897     42,804,190
    Kansas City Southern                                 676,598     76,543,532
#   Knight-Swift Transportation Holdings, Inc.             2,600        129,454
    L3 Technologies, Inc.                                393,053     83,508,040
#   Macquarie Infrastructure Corp.                       414,567     27,506,520
    ManpowerGroup, Inc.                                  425,572     55,915,905
#   Nielsen Holdings P.L.C.                              809,304     30,276,063
    Norfolk Southern Corp.                             1,489,243    224,696,984
    Orbital ATK, Inc.                                     77,125     10,172,787
    Oshkosh Corp.                                        454,128     41,198,492
    Owens Corning                                        878,164     81,642,907
    PACCAR, Inc.                                         482,182     35,951,490
    Pentair P.L.C.                                     1,092,445     78,109,817
*   Quanta Services, Inc.                                749,677     28,855,068
    Republic Services, Inc.                            1,932,011    132,922,357
    Rockwell Collins, Inc.                                10,306      1,427,278
#   Snap-on, Inc.                                         14,506      2,485,023
    Spirit Aerosystems Holdings, Inc. Class A             31,638      3,238,466
    Stanley Black & Decker, Inc.                       1,079,268    179,406,720
#*  Stericycle, Inc.                                     176,533     13,303,527
*   Teledyne Technologies, Inc.                           16,413      3,133,570
    Textron, Inc.                                      1,940,539    113,851,423
    Trinity Industries, Inc.                             210,820      7,266,965
*   United Continental Holdings, Inc.                  1,358,844     92,156,800
#*  USG Corp.                                            231,469      8,948,592
#   Wabtec Corp.                                         240,625     19,500,250

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                  824,925 $   77,905,917
                                                                 --------------
Total Industrials                                                 2,438,165,220
                                                                 --------------
Information Technology -- (13.4%)
*   Akamai Technologies, Inc.                             44,939      3,010,464
#   Amdocs, Ltd.                                         552,007     37,757,279
    Analog Devices, Inc.                                  24,513      2,252,254
*   ARRIS International P.L.C.                           839,758     21,245,877
*   Arrow Electronics, Inc.                              652,120     53,043,441
    Avnet, Inc.                                          507,596     21,572,830
    CA, Inc.                                           3,016,908    108,156,152
    Cisco Systems, Inc.                               19,415,049    806,501,135
*   CommerceHub, Inc. Series C                            49,381        952,560
    Corning, Inc.                                      3,683,566    115,000,931
*   Dell Technologies, Inc. Class V                      703,394     50,433,350
    Dolby Laboratories, Inc. Class A                      16,116      1,036,903
    DXC Technology Co.                                 1,074,893    107,005,598
*   EchoStar Corp. Class A                                14,785        902,772
    Fidelity National Information Services, Inc.       1,297,798    132,842,603
*   First Solar, Inc.                                     39,472      2,651,334
#*  Flex, Ltd.                                         1,552,059     27,952,583
    FLIR Systems, Inc.                                   105,840      5,420,066
    Hewlett Packard Enterprise Co.                     8,708,938    142,826,583
    HP, Inc.                                           9,619,949    224,337,211
    Intel Corp.                                       23,083,456  1,111,237,572
#   Jabil, Inc.                                          917,888     23,341,892
    Juniper Networks, Inc.                             2,634,266     68,886,056
#   Lam Research Corp.                                   601,223    115,146,229
    Leidos Holdings, Inc.                                646,968     43,088,069
    LogMeIn, Inc.                                          2,397        301,543
#   Marvell Technology Group, Ltd.                       808,260     18,856,706
*   Micron Technology, Inc.                            5,266,057    230,232,012
*   Microsemi Corp.                                      168,270     10,397,403
*   Nuance Communications, Inc.                          145,478      2,590,963
*   ON Semiconductor Corp.                               550,404     13,616,995
#*  Qorvo, Inc.                                          364,638     26,170,069
    QUALCOMM, Inc.                                     5,296,483    361,484,965
#   SS&C Technologies Holdings, Inc.                     122,197      6,144,065
    SYNNEX Corp.                                         254,399     31,222,389
*   Synopsys, Inc.                                        83,602      7,742,381
    TE Connectivity, Ltd.                                831,307     85,233,907
    Teradyne, Inc.                                        37,379      1,713,453
    Western Digital Corp.                              1,222,328    108,762,745
#   Xerox Corp.                                        1,739,519     59,369,784
                                                                 --------------
Total Information Technology                                      4,190,441,124
                                                                 --------------
Materials -- (3.8%)
#   Albemarle Corp.                                      492,856     54,997,801
*   Alcoa Corp.                                          738,962     38,440,803
    Ashland Global Holdings, Inc.                        376,541     27,333,111
#   CF Industries Holdings, Inc.                       1,279,879     54,318,065
    DowDuPont, Inc.                                    1,817,094    137,335,964

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES       VALUE+
                                                     ---------- ---------------
Materials -- (Continued)
             Eastman Chemical Co.                     1,053,642 $   104,500,213
*            Freeport-McMoRan, Inc.                   4,951,916      96,562,362
             Huntsman Corp.                             258,591       8,939,491
#            Martin Marietta Materials, Inc.             88,405      20,171,369
             Mosaic Co. (The)                         1,232,432      33,645,394
#            Newmont Mining Corp.                     1,816,911      73,603,065
#            Nucor Corp.                              2,489,271     166,681,586
             Olin Corp.                                 958,374      35,728,183
             Reliance Steel & Aluminum Co.              456,094      39,949,273
#            Royal Gold, Inc.                           121,993      10,857,377
             Sonoco Products Co.                         27,518       1,494,502
             Steel Dynamics, Inc.                     1,698,064      77,092,106
#            United States Steel Corp.                1,014,821      37,964,454
#            Valvoline, Inc.                          1,033,732      25,481,494
#            Vulcan Materials Co.                       275,139      37,253,821
#            Westlake Chemical Corp.                    342,667      38,584,304
             WestRock Co.                             1,055,385      70,320,302
                                                                ---------------
Total Materials                                                   1,191,255,040
                                                                ---------------
Real Estate -- (0.1%)
#*           Howard Hughes Corp. (The)                    5,701         718,098
             Jones Lang LaSalle, Inc.                   262,529      41,046,409
                                                                ---------------
Total Real Estate                                                    41,764,507
                                                                ---------------
Telecommunication Services -- (4.0%)
             AT&T, Inc.                              28,938,464   1,083,745,477
#            CenturyLink, Inc.                        5,195,656      92,534,633
#*           Sprint Corp.                             2,014,058      10,734,929
*            T-Mobile US, Inc.                          960,615      62,536,037
                                                                ---------------
Total Telecommunication Services                                  1,249,551,076
                                                                ---------------
Utilities -- (0.2%)
*            Calpine Corp.                            1,538,972      23,223,088
#            NRG Energy, Inc.                         1,445,428      37,595,582
                                                                ---------------
Total Utilities                                                      60,818,670
                                                                ---------------
TOTAL COMMON STOCKS                                              30,450,279,451
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   196,076         198,997

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights                                   196,076 $            59
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   199,056
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      30,450,478,507
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250% 292,047,618     292,047,618
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@         DFA Short Term Investment Fund          50,347,105     582,566,357
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,071,904,000)^^          $31,325,092,482
                                                                ===============

At January 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                   NUMBER                                          UNREALIZED
                     OF     EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------       --------- ---------- ------------ ------------ --------------
LONG POSITION
  CONTRACTS:
S&P 500 Emini
  Index(R)          1,486    03/16/18  $198,798,838 $209,956,940  $11,158,102
                                       ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                $198,798,838 $209,956,940  $11,158,102
                                       ============ ============  ===========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary  $ 4,153,247,735           --   --    $ 4,153,247,735
   Consumer Staples          2,032,384,070           --   --      2,032,384,070
   Energy                    3,889,324,104           --   --      3,889,324,104
   Financials                7,329,606,924           --   --      7,329,606,924
   Health Care               3,873,720,981           --   --      3,873,720,981
   Industrials               2,438,165,220           --   --      2,438,165,220
   Information Technology    4,190,441,124           --   --      4,190,441,124
   Materials                 1,191,255,040           --   --      1,191,255,040
   Real Estate                  41,764,507           --   --         41,764,507
   Telecommunication
     Services                1,249,551,076           --   --      1,249,551,076
   Utilities                    60,818,670           --   --         60,818,670
Rights/Warrants                         -- $    199,056   --            199,056
Temporary Cash
  Investments                  292,047,618           --   --        292,047,618
Securities Lending
  Collateral                            --  582,566,357   --        582,566,357
Futures Contracts**             11,158,102           --   --         11,158,102
                           --------------- ------------   --    ---------------
TOTAL                      $30,753,485,171 $582,765,413   --    $31,336,250,584
                           =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- ------------
COMMON STOCKS -- (92.9%)

AUSTRALIA -- (5.5%)
    Aurizon Holdings, Ltd.                              1,715,379 $  6,453,316
#   Australia & New Zealand Banking Group, Ltd.         6,537,929  150,170,787
    Bank of Queensland, Ltd.                              796,768    7,937,025
    Bendigo & Adelaide Bank, Ltd.                       1,271,190   11,974,438
    BHP Billiton, Ltd.                                  6,138,932  150,128,362
#   BHP Billiton, Ltd. Sponsored ADR                      745,088   36,524,214
    BlueScope Steel, Ltd.                               3,143,486   36,505,227
    Boral, Ltd.                                         2,601,567   16,716,602
    Crown Resorts, Ltd.                                   505,623    5,389,611
    Downer EDI, Ltd.                                      697,796    3,768,070
    Fortescue Metals Group, Ltd.                        8,466,965   33,624,174
#   Harvey Norman Holdings, Ltd.                          718,208    2,607,565
    Incitec Pivot, Ltd.                                 4,609,977   13,798,854
    LendLease Group                                     1,554,778   19,757,248
    National Australia Bank, Ltd.                          68,270    1,599,356
    Newcrest Mining, Ltd.                               1,950,867   35,678,019
    Oil Search, Ltd.                                    1,213,731    7,402,592
*   Origin Energy, Ltd.                                 2,939,545   22,019,027
    QBE Insurance Group, Ltd.                           2,620,554   22,719,498
*   Santos, Ltd.                                        4,838,494   19,825,851
    South32, Ltd.                                      16,666,560   51,180,720
    South32, Ltd. ADR                                     328,024    5,064,690
    Star Entertainment Grp, Ltd. (The)                  4,545,302   22,169,498
    Suncorp Group, Ltd.                                 2,082,711   22,901,738
    Tabcorp Holdings, Ltd.                                816,060    3,397,052
    Treasury Wine Estates, Ltd.                           328,505    4,525,034
    Whitehaven Coal, Ltd.                               1,928,651    7,651,414
    Woodside Petroleum, Ltd.                            2,846,042   75,986,262
                                                                  ------------
TOTAL AUSTRALIA                                                    797,476,244
                                                                  ------------
AUSTRIA -- (0.1%)
#   Erste Group Bank AG                                    98,143    4,943,461
    OMV AG                                                 60,369    3,886,937
*   Raiffeisen Bank International AG                      106,461    4,576,503
                                                                  ------------
TOTAL AUSTRIA                                                       13,406,901
                                                                  ------------
BELGIUM -- (1.0%)
#   Ageas                                                 642,764   33,985,124
    Colruyt SA                                              4,122      228,196
#   KBC Group NV                                          497,767   47,858,312
#   Solvay SA                                             309,078   44,752,840
    UCB SA                                                170,245   14,839,002
                                                                  ------------
TOTAL BELGIUM                                                      141,663,474
                                                                  ------------
CANADA -- (7.6%)
#   ARC Resources, Ltd.                                   291,555    3,207,105
    Bank of Montreal(2073174)                           1,747,475  143,834,667
    Bank of Montreal(2076009)                              85,939    7,079,836
    Barrick Gold Corp.(2024644)                           132,371    1,903,775
    Barrick Gold Corp.(2024677)                           909,928   13,084,765
    Cameco Corp.(2158684)                                 571,821    5,260,753

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
    Cameco Corp.(2166160)                                468,671 $    4,313,297
#   Canadian Natural Resources, Ltd.(2125202)            601,678     20,547,304
    Canadian Natural Resources, Ltd.(2171573)            614,945     20,993,122
#   Cenovus Energy, Inc.                               2,110,053     20,151,006
    Crescent Point Energy Corp.(B67C970)               1,508,054     11,898,549
    Crescent Point Energy Corp.(B67C8W8)                 822,786      6,488,638
    Element Fleet Management Corp.                       297,976      2,010,732
    Empire Co., Ltd. Class A                             739,347     14,306,064
#   Enbridge Income Fund Holdings, Inc.                  377,558      8,591,747
    Encana Corp.(2793182)                              1,370,633     16,968,437
    Encana Corp.(2793193)                              2,191,132     27,095,218
    Fairfax Financial Holdings, Ltd.                      53,145     27,955,134
    Finning International, Inc.                           23,393        644,163
    First Quantum Minerals, Ltd.                       1,679,519     25,042,581
#   Genworth MI Canada, Inc.                             137,465      4,720,749
    Goldcorp, Inc.(2676636)                              925,799     13,257,442
    Goldcorp, Inc.(2676302)                            1,373,863     19,669,697
*   Husky Energy, Inc.                                 1,605,697     23,537,168
*   IAMGOLD Corp.                                         95,000        559,187
    Imperial Oil, Ltd.(2454241)                          187,707      5,901,325
    Imperial Oil, Ltd.(2454252)                          177,585      5,583,272
    Industrial Alliance Insurance & Financial
      Services, Inc.                                     527,331     25,247,579
*   Kinross Gold Corp.                                 6,346,308     27,552,264
    Linamar Corp.                                        167,198      9,872,838
    Lundin Mining Corp.                                3,781,764     27,333,237
#   Magna International, Inc.                            642,390     36,712,589
#   Manulife Financial Corp.(2492520)                  1,490,899     31,651,786
    Manulife Financial Corp.(2492519)                  2,603,564     55,246,358
    Maple Leaf Foods, Inc.                                29,777        843,682
*   Nutrien, Ltd.                                        443,823     23,229,685
*   Seven Generations Energy, Ltd. Class A               149,843      2,089,274
    Sun Life Financial, Inc.(2566124)                  1,110,140     48,169,245
#   Sun Life Financial, Inc.(2568283)                    364,570     15,811,401
    Suncor Energy, Inc.(B3NB1P2)                       3,911,426    141,701,759
#   Suncor Energy, Inc.(B3NB0P5)                       1,160,407     42,064,754
    Teck Resources, Ltd. Class B(2879327)              1,355,792     39,373,082
    Teck Resources, Ltd. Class B(2124533)              1,643,698     47,749,427
    TMX Group, Ltd.                                       33,900      2,132,393
*   Tourmaline Oil Corp.                               1,098,688     17,748,724
*   Turquoise Hill Resources, Ltd.(B7XCYK9)              127,382        385,967
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)            1,611,490      4,913,079
#*  Valeant Pharmaceuticals International, Inc.        1,493,777     27,649,812
    West Fraser Timber Co., Ltd.                          11,349        794,061
    Wheaton Precious Metals Corp.                         43,373        936,423
#   Whitecap Resources, Inc.                             989,184      7,229,890
#   WSP Global, Inc.                                     318,260     15,411,029
    Yamana Gold, Inc.                                  3,207,591     11,083,141
                                                                 --------------
TOTAL CANADA                                                      1,117,539,212
                                                                 --------------
DENMARK -- (1.5%)
    AP Moller - Maersk A.S. Class A                        7,706     13,166,099
    AP Moller - Maersk A.S. Class B                       16,058     28,667,054

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
DENMARK -- (Continued)
#   Carlsberg A.S. Class B                               288,439 $   37,075,607
    Danske Bank A.S.                                     910,236     36,961,844
    DSV A.S.                                             470,071     38,649,128
#   H Lundbeck A.S.                                       74,464      3,795,751
    ISS A.S.                                             518,809     20,242,206
    Jyske Bank A.S.                                       94,849      5,483,185
#   Novozymes A.S. Class B                                47,990      2,662,243
    Rockwool International A.S. Class B                      379        105,869
    Tryg A.S.                                             10,592        257,757
    Vestas Wind Systems A.S.                             461,198     31,457,420
                                                                 --------------
TOTAL DENMARK                                                       218,524,163
                                                                 --------------
FINLAND -- (0.8%)
    Fortum Oyj                                           967,989     20,991,480
    Nokia Oyj                                          2,606,339     12,571,790
    Stora Enso Oyj Class R                             2,037,136     34,983,261
    Stora Enso Oyj Sponsored ADR                          91,500      1,571,055
#   UPM-Kymmene Oyj                                    1,332,916     44,943,933
    UPM-Kymmene Oyj Sponsored ADR                         51,716      1,750,069
                                                                 --------------
TOTAL FINLAND                                                       116,811,588
                                                                 --------------
FRANCE -- (8.9%)
    AXA SA                                             2,859,375     94,037,481
    BNP Paribas SA                                     2,361,620    195,055,107
*   Bollore SA(BF99RQ7)                                    6,871         41,112
    Bollore SA(4572709)                                1,351,384      7,845,649
    Bouygues SA                                          709,374     39,425,871
    Carrefour SA                                          54,245      1,293,601
    Casino Guichard Perrachon SA                         143,286      8,372,137
    Cie de Saint-Gobain                                  390,262     22,668,263
    Cie Generale des Etablissements Michelin             105,407     16,862,393
    CNP Assurances                                       497,075     12,739,952
    Credit Agricole SA                                 1,026,329     19,350,065
    Electricite de France SA                           1,204,197     16,565,439
    Engie SA                                           5,247,622     91,120,151
    Natixis SA                                         2,063,101     18,786,331
    Orange SA                                          5,668,199    102,422,546
    Peugeot SA                                         2,847,190     63,951,575
    Renault SA                                           972,585    106,822,016
    SCOR SE                                              349,012     15,621,095
    Societe Generale SA                                1,406,255     81,728,090
    STMicroelectronics NV                                707,405     16,892,740
    Total SA                                           6,178,477    358,227,597
    Vivendi SA                                           647,999     18,986,068
                                                                 --------------
TOTAL FRANCE                                                      1,308,815,279
                                                                 --------------
GERMANY -- (7.1%)
    Allianz SE                                           116,219     29,394,831
    Allianz SE Sponsored ADR                           2,466,930     62,462,668
    Bayerische Motoren Werke AG                        1,145,953    130,898,908
    CECONOMY AG                                           62,654        903,269
*   Commerzbank AG                                     3,131,416     51,671,511

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
    Daimler AG                                         3,276,825 $  300,113,565
#   Deutsche Bank AG(D18190898)                        1,561,493     28,637,782
    Deutsche Bank AG(5750355)                          1,634,829     30,081,899
    Deutsche Lufthansa AG                              1,461,363     52,203,948
    Evonik Industries AG                                 321,206     12,692,543
    Fraport AG Frankfurt Airport Services Worldwide      157,663     18,667,053
    Fresenius Medical Care AG & Co. KGaA                  95,176     10,970,160
    Hannover Rueck SE                                     30,814      4,214,248
*   Hapag-Lloyd AG                                        13,811        572,876
    HeidelbergCement AG                                  491,604     53,366,560
    Innogy SE                                            333,880     12,728,485
    Lanxess AG                                            72,788      6,356,132
*   Linde AG                                             157,109     38,578,388
#*  METRO AG                                             817,337     17,775,676
    Muenchener Rueckversicherungs-Gesellschaft AG        212,293     49,945,443
*   RWE AG                                             2,995,829     60,084,614
*   Talanx AG                                            181,161      8,020,796
    Telefonica Deutschland Holding AG                  1,542,429      7,796,779
    Uniper SE                                            886,107     26,453,001
    Volkswagen AG                                        110,833     24,589,699
    Wacker Chemie AG                                      11,870      2,381,736
                                                                 --------------
TOTAL GERMANY                                                     1,041,562,570
                                                                 --------------
HONG KONG -- (2.4%)
    Bank of East Asia, Ltd. (The)                        166,154        717,227
    BOC Aviation, Ltd.                                    27,500        161,483
*   Cathay Pacific Airways, Ltd.                       6,482,000     10,272,455
    CK Hutchison Holdings, Ltd.                        7,191,984     97,008,902
    Great Eagle Holdings, Ltd.                            20,363        106,918
    Guoco Group, Ltd.                                      9,000        127,863
    Hang Lung Group, Ltd.                              2,909,000     11,041,714
    Hang Lung Properties, Ltd.                         4,709,000     12,411,931
    Henderson Land Development Co., Ltd.                 868,046      6,057,746
    Hopewell Holdings, Ltd.                              938,669      3,800,684
    Kerry Properties, Ltd.                             2,655,500     12,699,597
    Li & Fung, Ltd.                                    1,908,000        971,990
    Melco International Development, Ltd.                257,000        769,410
    MTR Corp., Ltd.                                      786,002      4,495,208
#   New World Development Co., Ltd.                   22,170,810     35,738,541
#   NWS Holdings, Ltd.                                 2,526,400      4,910,392
    Orient Overseas International, Ltd.                   72,000        676,539
    Shangri-La Asia, Ltd.                              3,926,000      9,954,723
    Sino Land Co., Ltd.                                6,454,217     11,903,652
    SJM Holdings, Ltd.                                   783,000        780,804
    Sun Hung Kai Properties, Ltd.                      2,980,920     51,536,653
    Swire Pacific, Ltd. Class A                        2,398,000     23,934,552
    Swire Pacific, Ltd. Class B                        1,960,000      3,359,052
    Wharf Holdings, Ltd. (The)                         2,729,990     11,123,272
*   Wharf Real Estate Investment Co., Ltd.               415,990      2,874,251
    Wheelock & Co., Ltd.                               3,620,000     28,310,671

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.                    980,500 $  4,431,131
                                                                  ------------
TOTAL HONG KONG                                                    350,177,361
                                                                  ------------
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                        1,482,594   14,476,838
    CRH P.L.C.                                            293,793   10,910,936
#   CRH P.L.C. Sponsored ADR                              198,709    7,429,729
    Paddy Power Betfair P.L.C.                              7,740      898,232
                                                                  ------------
TOTAL IRELAND                                                       33,715,735
                                                                  ------------
ISRAEL -- (0.3%)
    Azrieli Group, Ltd.                                     5,724      311,543
    Bank Hapoalim BM                                    2,648,087   19,784,402
    Bank Leumi Le-Israel BM                             3,778,281   23,191,650
    Mizrahi Tefahot Bank, Ltd.                            137,225    2,670,835
                                                                  ------------
TOTAL ISRAEL                                                        45,958,430
                                                                  ------------
ITALY -- (1.9%)
    Eni SpA                                               654,718   11,786,371
    Fiat Chrysler Automobiles NV(BRJFWP3)               2,931,723   70,855,775
#   Fiat Chrysler Automobiles NV(N31738102)             1,307,946   31,613,055
    Intesa Sanpaolo SpA                                 1,230,288    4,833,969
    Mediobanca Banca di Credito Finanziario SpA         1,878,911   22,851,056
*   Telecom Italia SpA                                 18,504,269   16,651,441
#*  Telecom Italia SpA Sponsored ADR                    1,847,002   16,733,838
*   UniCredit SpA                                       4,689,503  103,392,229
                                                                  ------------
TOTAL ITALY                                                        278,717,734
                                                                  ------------
JAPAN -- (21.3%)
    Aeon Co., Ltd.                                      1,158,600   19,779,878
    Aisin Seiki Co., Ltd.                                 265,000   15,510,871
    Alfresa Holdings Corp.                                178,000    4,332,502
    Amada Holdings Co., Ltd.                              241,800    3,596,671
    Aoyama Trading Co., Ltd.                               41,900    1,650,029
    Asahi Glass Co., Ltd.                                 751,300   33,083,796
    Asahi Kasei Corp.                                   1,294,400   16,982,513
    Bank of Kyoto, Ltd. (The)                             113,679    6,405,082
    Canon Marketing Japan, Inc.                           153,100    4,216,265
    Chiba Bank, Ltd. (The)                              1,064,000    9,262,856
    Chugoku Bank, Ltd. (The)                              256,900    3,386,319
    Citizen Watch Co., Ltd.                             1,064,500    8,178,926
    Coca-Cola Bottlers Japan Holdings, Inc.Coca-Cola
      Bottlers Japan Holdings, Inc.                       112,957    4,001,630
    COMSYS Holdings Corp.                                  14,200      397,158
    Concordia Financial Group, Ltd.                     2,530,100   15,427,835
    Credit Saison Co., Ltd.                               178,400    3,259,402
    Dai Nippon Printing Co., Ltd.                         450,500   10,073,815
    Dai-ichi Life Holdings, Inc.                        2,403,800   50,690,335
    Daicel Corp.                                          311,000    3,781,780
    Daido Steel Co., Ltd.                                  83,500    4,939,184
    Daiwa Securities Group, Inc.                        3,695,000   26,598,579
    Denka Co., Ltd.                                       234,800    9,384,606

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
JAPAN -- (Continued)
    Denso Corp.                                          229,500 $ 14,427,698
    DIC Corp.                                            238,900    9,453,650
    Dowa Holdings Co., Ltd.                               55,500    2,313,302
    Ebara Corp.                                          266,800   10,951,717
    Fuji Media Holdings, Inc.                             52,200      857,646
    FUJIFILM Holdings Corp.                            1,123,900   43,322,889
    Fukuoka Financial Group, Inc.                      1,238,000    7,203,710
    Glory, Ltd.                                          185,800    7,279,575
    Gunma Bank, Ltd. (The)                               604,496    3,658,127
    H2O Retailing Corp.                                  268,800    5,451,755
    Hachijuni Bank, Ltd. (The)                           622,531    3,701,675
    Hankyu Hanshin Holdings, Inc.                        599,500   24,220,779
    Hiroshima Bank, Ltd. (The)                           381,000    3,202,242
    Hitachi Capital Corp.                                112,800    3,115,395
    Hitachi Chemical Co., Ltd.                           320,500    8,210,112
    Hitachi Construction Machinery Co., Ltd.             144,500    6,499,544
    Hitachi Metals, Ltd.                                 537,800    7,338,259
    Hitachi Transport System, Ltd.                       105,000    2,729,531
    Hitachi, Ltd.                                      7,419,000   59,202,080
    Hokuhoku Financial Group, Inc.                       191,900    2,886,278
    Honda Motor Co., Ltd.                              4,474,100  157,782,505
    Honda Motor Co., Ltd. Sponsored ADR                   26,040      918,952
    House Foods Group, Inc.                               64,900    2,261,388
    Ibiden Co., Ltd.                                     476,900    7,434,104
    Idemitsu Kosan Co., Ltd.                             510,696   19,170,802
    IHI Corp.                                             49,900    1,676,079
    Iida Group Holdings Co., Ltd.                        551,300   10,940,753
    Inpex Corp.                                        2,451,200   31,967,396
    Isetan Mitsukoshi Holdings, Ltd.                     606,900    7,290,954
    Isuzu Motors, Ltd.                                    83,900    1,420,764
    ITOCHU Corp.                                       1,734,800   34,135,111
    Iyo Bank, Ltd. (The)                                 492,300    4,064,635
    J Front Retailing Co., Ltd.                          904,700   16,628,702
    JFE Holdings, Inc.                                 1,884,900   44,812,436
    JGC Corp.                                             38,200      830,216
    JSR Corp.                                            317,500    7,547,000
    JTEKT Corp.                                          517,000    9,283,193
    JXTG Holdings, Inc.                                6,879,403   45,800,319
#   K's Holdings Corp.                                   152,200    4,251,343
    Kamigumi Co., Ltd.                                   199,000    4,379,898
    Kaneka Corp.                                       1,156,542   10,765,724
    Kawasaki Heavy Industries, Ltd.                      138,000    5,714,264
#*  Kawasaki Kisen Kaisha, Ltd.                          195,599    5,202,019
    Kinden Corp.                                         200,200    3,350,627
*   Kobe Steel, Ltd.                                   1,348,600   14,042,245
    Konica Minolta, Inc.                               2,063,500   20,656,028
    Kuraray Co., Ltd.                                  1,340,000   25,169,603
    Kurita Water Industries, Ltd.                          7,500      246,213
    Kyocera Corp.                                        257,800   17,209,601
    Kyocera Corp. Sponsored ADR                           25,197    1,692,734
    Kyushu Financial Group, Inc.                         514,749    3,092,808
    LIXIL Group Corp.                                    487,800   13,745,521
    Marubeni Corp.                                     3,673,300   27,626,704

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
JAPAN -- (Continued)
    Maruichi Steel Tube, Ltd.                              11,100 $    334,078
    Mazda Motor Corp.                                   2,878,100   40,540,066
    Mebuki Financial Group, Inc.                        1,177,020    5,373,571
    Medipal Holdings Corp.                                436,700    8,524,466
#   Mitsubishi Chemical Holdings Corp.                  1,976,000   21,550,843
    Mitsubishi Corp.                                    1,521,100   42,629,370
    Mitsubishi Gas Chemical Co., Inc.                     570,500   16,171,273
    Mitsubishi Heavy Industries, Ltd.                     966,000   36,451,955
    Mitsubishi Logistics Corp.                             40,000    1,051,305
    Mitsubishi Materials Corp.                            518,200   19,291,169
    Mitsubishi Motors Corp.                               165,700    1,232,970
    Mitsubishi UFJ Financial Group, Inc.               16,427,906  124,217,429
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR  4,761,369   36,281,632
    Mitsubishi UFJ Lease & Finance Co., Ltd.            1,546,200   10,021,039
    Mitsui & Co., Ltd.                                  1,092,800   19,227,243
    Mitsui & Co., Ltd. Sponsored ADR                       11,723    4,155,804
    Mitsui Chemicals, Inc.                                633,960   19,988,689
    Mitsui Fudosan Co., Ltd.                              837,800   22,064,156
#   Mitsui OSK Lines, Ltd.                                400,300   14,420,452
    Mizuho Financial Group, Inc.                       32,106,400   60,865,769
    Mizuho Financial Group, Inc. ADR                      184,055      715,974
    MS&AD Insurance Group Holdings, Inc.                  962,053   32,862,780
    NEC Corp.                                           1,086,410   32,847,610
    NGK Spark Plug Co., Ltd.                               16,000      423,690
    NH Foods, Ltd.                                        217,536    5,239,972
    NHK Spring Co., Ltd.                                  676,600    7,541,093
    Nikon Corp.                                           185,000    3,607,780
    Nippo Corp.                                           231,000    5,312,389
    Nippon Electric Glass Co., Ltd.                       110,200    4,556,471
    Nippon Express Co., Ltd.                              352,924   25,432,041
    Nippon Paper Industries Co., Ltd.                     451,300    8,592,260
    Nippon Shokubai Co., Ltd.                             102,400    7,292,055
    Nippon Steel & Sumitomo Metal Corp.                 2,142,693   54,686,111
*   Nippon Yusen K.K.                                     771,300   19,389,949
    Nissan Motor Co., Ltd.                              6,443,700   69,028,220
    Nisshin Seifun Group, Inc.                             41,700      838,269
    Nisshinbo Holdings, Inc.                              305,000    4,349,937
    NOK Corp.                                             355,120    8,284,581
    Nomura Holdings, Inc.                               7,891,502   51,519,265
    Nomura Real Estate Holdings, Inc.                     427,900   10,251,464
    NSK, Ltd.                                              29,000      480,958
    NTN Corp.                                           1,649,000    8,504,770
    Obayashi Corp.                                        279,682    3,376,754
    Oji Holdings Corp.                                  3,833,000   26,335,247
    ORIX Corp.                                          3,123,900   58,515,878
    Resona Holdings, Inc.                               6,274,800   37,999,651
    Ricoh Co., Ltd.                                     3,215,400   31,693,848
    Rohm Co., Ltd.                                         13,300    1,465,200
    Sankyo Co., Ltd.                                       73,900    2,401,050
    SBI Holdings, Inc.                                    518,800   12,612,170
    Sega Sammy Holdings, Inc.                             232,900    3,259,893
    Seino Holdings Co., Ltd.                              413,700    6,879,473
    Sekisui Chemical Co., Ltd.                             58,500    1,118,544

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Sekisui House, Ltd.                                1,108,700 $   20,370,529
    Shimamura Co., Ltd.                                   16,500      1,939,824
#   Shinsei Bank, Ltd.                                   313,400      5,479,653
#   Shizuoka Bank, Ltd. (The)                            851,000      9,100,208
    Sojitz Corp.                                       2,489,000      8,058,098
    Sompo Holdings, Inc.                                 479,000     19,233,805
    Sumitomo Chemical Co., Ltd.                        5,679,000     41,785,829
    Sumitomo Corp.                                       924,000     15,976,518
    Sumitomo Dainippon Pharma Co., Ltd.                   37,700        556,537
    Sumitomo Electric Industries, Ltd.                 2,838,500     48,581,309
    Sumitomo Forestry Co., Ltd.                          516,000      8,889,240
    Sumitomo Heavy Industries, Ltd.                      372,600     17,087,098
    Sumitomo Metal Mining Co., Ltd.                      360,300     16,917,347
    Sumitomo Mitsui Financial Group, Inc.              2,854,200    128,541,623
    Sumitomo Mitsui Trust Holdings, Inc.                 405,244     16,873,899
    Sumitomo Rubber Industries, Ltd.                     664,300     12,939,164
    Suzuken Co., Ltd.                                    113,000      4,816,725
    T&D Holdings, Inc.                                 1,235,600     22,154,560
    Taiheiyo Cement Corp.                                279,821     11,875,348
    Taisho Pharmaceutical Holdings Co., Ltd.               2,000        162,901
    Takashimaya Co., Ltd.                                821,634      8,549,436
    TDK Corp.                                            399,200     36,953,801
    Teijin, Ltd.                                         771,690     17,109,580
    Toda Corp.                                           209,000      1,646,666
    Tokai Rika Co., Ltd.                                 165,500      3,600,492
    Tokio Marine Holdings, Inc.                        1,011,819     47,840,704
    Tokyo Broadcasting System Holdings, Inc.              56,000      1,349,400
    Tokyo Tatemono Co., Ltd.                             410,100      6,611,928
    Tokyu Fudosan Holdings Corp.                       1,737,700     13,758,306
    Toppan Printing Co., Ltd.                          1,326,000     12,499,586
    Tosoh Corp.                                          603,000     13,882,436
    Toyo Seikan Group Holdings, Ltd.                     479,549      7,773,710
    Toyoda Gosei Co., Ltd.                               257,800      6,860,865
    Toyota Industries Corp.                              198,500     12,976,029
    Toyota Motor Corp.                                 4,407,290    303,650,512
#   Toyota Motor Corp. Sponsored ADR                     246,307     33,970,661
    Toyota Tsusho Corp.                                  747,700     30,387,424
    TS Tech Co., Ltd.                                     29,700      1,272,842
    TV Asahi Holdings Corp.                               31,700        655,520
    Ube Industries, Ltd.                                 460,500     13,755,392
    Universal Entertainment Corp.                         23,600      1,125,522
#   Yamada Denki Co., Ltd.                             2,456,700     14,588,289
    Yamaguchi Financial Group, Inc.                      320,148      3,763,782
    Yokohama Rubber Co., Ltd. (The)                      410,200     10,472,083
    Zeon Corp.                                            65,000        980,982
                                                                 --------------
TOTAL JAPAN                                                       3,111,261,426
                                                                 --------------
NETHERLANDS -- (3.4%)
#   ABN AMRO Group NV                                    904,290     30,608,447
    Aegon NV(2008411)                                     16,602        112,728
#   Aegon NV(5927375)                                  3,079,824     21,045,949
    Akzo Nobel NV                                         33,168      3,104,277

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
NETHERLANDS -- (Continued)
#*  ArcelorMittal(BD4H9V1)                                726,121 $ 26,423,547
*   ArcelorMittal(BYPBS67)                              1,780,735   64,493,417
    Coca-Cola European Partners P.L.C.                     31,954    1,282,986
    ING Groep NV                                        5,655,087  111,039,082
#   ING Groep NV Sponsored ADR                          1,003,902   19,776,869
    Koninklijke Ahold Delhaize NV                       3,833,224   85,634,176
    Koninklijke Ahold Delhaize NV Sponsored ADR           211,969    4,726,909
#   Koninklijke DSM NV                                    656,841   67,912,392
    Koninklijke Philips NV(2614313)                        77,993    3,178,995
    Koninklijke Philips NV(5986622)                       551,895   22,495,101
#   NN Group NV                                           739,761   34,890,666
#   Randstad Holding NV                                    71,675    5,059,506
                                                                  ------------
TOTAL NETHERLANDS                                                  501,785,047
                                                                  ------------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                               2,185,390    4,954,400
    Auckland International Airport, Ltd.                1,070,654    5,275,016
    EBOS Group, Ltd.                                       10,032      135,763
    Fletcher Building, Ltd.                             1,337,463    7,715,565
#   Fonterra Co-operative Group, Ltd.                     175,854      803,584
                                                                  ------------
TOTAL NEW ZEALAND                                                   18,884,328
                                                                  ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                       35,437    2,030,665
#   DNB ASA                                             1,392,388   28,300,626
    Norsk Hydro ASA                                     2,295,351   16,713,241
    Norsk Hydro ASA Sponsored ADR                          46,000      333,730
    SpareBank 1 SR-Bank ASA                               207,957    2,482,254
    Statoil ASA                                           855,684   20,049,799
#   Storebrand ASA                                        867,737    7,767,470
#   Subsea 7 SA                                           767,469   11,954,214
    Yara International ASA                                341,418   16,422,459
                                                                  ------------
TOTAL NORWAY                                                       106,054,458
                                                                  ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                     541,158    4,734,181
                                                                  ------------
SINGAPORE -- (0.8%)
    CapitaLand, Ltd.                                    5,086,200   14,849,967
    City Developments, Ltd.                             1,342,200   13,527,226
    DBS Group Holdings, Ltd.                               88,931    1,784,943
    Frasers Centrepoint, Ltd.                             465,500      763,110
    Golden Agri-Resources, Ltd.                        12,719,900    3,674,323
    Hutchison Port Holdings Trust                      16,251,500    6,721,231
#   Keppel Corp., Ltd.                                  4,932,100   32,476,555
    Olam International, Ltd.                              410,300      696,301
    SembCorp Industries, Ltd.                           3,503,300    9,052,970
    Singapore Airlines, Ltd.                            2,547,600   21,941,684
    United Industrial Corp., Ltd.                       1,867,970    4,810,134
    UOL Group, Ltd.                                     1,015,674    7,062,926

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.                          1,227,900 $  2,990,380
                                                                  ------------
TOTAL SINGAPORE                                                    120,351,750
                                                                  ------------
SPAIN -- (2.7%)
    Banco Bilbao Vizcaya Argentaria SA                  1,512,484   14,193,976
    Banco de Sabadell SA                               18,523,466   44,026,674
#   Banco Santander SA                                 28,980,064  215,154,947
    Banco Santander SA Sponsored ADR                       70,430      521,886
    Bankia SA                                             497,865    2,520,211
    CaixaBank SA                                        1,532,759    8,267,882
    Iberdrola SA(B288C92)                                 236,411    1,924,335
    Iberdrola SA(BF7PH45)                                   5,139       41,845
    Mapfre SA                                             404,428    1,436,088
    Repsol SA                                           5,389,065  101,427,148
                                                                  ------------
TOTAL SPAIN                                                        389,514,992
                                                                  ------------
SWEDEN -- (2.5%)
*   Arjo AB Class B                                       148,151      485,069
    Boliden AB                                          1,273,315   46,225,073
*   Essity AB Class A                                      40,506    1,212,430
*   Essity AB Class B                                     223,246    6,687,483
    Getinge AB Class B                                    224,227    3,072,535
#   Holmen AB Class A                                       2,781      169,901
    Holmen AB Class B                                     238,142   12,545,238
#   ICA Gruppen AB                                          8,133      317,735
#   Intrum Justitia AB                                     12,341      457,591
#   Millicom International Cellular SA                    123,600    9,219,633
    Nordea Bank AB                                      7,285,616   89,941,625
    Skandinaviska Enskilda Banken AB                       28,685      366,951
#   Skandinaviska Enskilda Banken AB Class A            4,352,124   55,001,214
*   SSAB AB Class A                                       488,788    3,101,269
*   SSAB AB Class B                                     1,231,759    6,408,435
#   Svenska Cellulosa AB SCA Class A                       63,918      740,725
    Svenska Cellulosa AB SCA Class B                    1,764,177   18,254,229
    Svenska Handelsbanken AB Class A                    1,326,045   19,299,507
    Svenska Handelsbanken AB Class B                        8,306      122,754
#   Tele2 AB Class B                                      614,314    7,682,655
#   Telefonaktiebolaget LM Ericsson Class A                28,098      181,009
#   Telefonaktiebolaget LM Ericsson Class B             4,670,331   30,038,773
#   Telefonaktiebolaget LM Ericsson Sponsored ADR         466,285    3,002,875
    Telia Co. AB                                        7,369,423   36,992,193
    Trelleborg AB Class B                                 330,139    8,811,911
                                                                  ------------
TOTAL SWEDEN                                                       360,338,813
                                                                  ------------
SWITZERLAND -- (7.5%)
    ABB, Ltd.                                             659,006   18,368,321
    Adecco Group AG                                       747,305   61,488,965
    Baloise Holding AG                                    216,241   35,377,537
    Banque Cantonale Vaudoise                                 468      393,656
#   Cie Financiere Richemont SA                         1,447,229  138,812,423
    Clariant AG                                         1,343,506   38,454,818
#   Credit Suisse Group AG                              1,363,427   26,370,061

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG Sponsored ADR               1,052,790 $   20,360,959
*   Dufry AG                                             143,489     22,259,100
    Flughafen Zurich AG                                   25,219      6,424,813
    Helvetia Holding AG                                    2,332      1,389,314
#   Julius Baer Group, Ltd.                              634,580     43,593,271
    LafargeHolcim, Ltd.                                  822,246     50,309,139
    LafargeHolcim, Ltd.                                  375,078     22,992,384
    Lonza Group AG                                         1,094        303,953
    Novartis AG                                        1,815,699    163,879,658
    Novartis AG Sponsored ADR                            285,463     25,708,798
#   Swatch Group AG (The)(7184736)                       176,687     15,262,789
#   Swatch Group AG (The)(7184725)                       139,269     63,714,085
    Swiss Life Holding AG                                106,141     39,855,693
#   Swiss Re AG                                          821,038     80,981,763
    UBS Group AG(BRJL176)                              3,507,610     71,202,384
#*  UBS Group AG(H42097107)                              546,615     11,107,217
    Vifor Pharma AG                                        8,203      1,206,412
    Zurich Insurance Group AG                            417,577    137,360,947
                                                                 --------------
TOTAL SWITZERLAND                                                 1,097,178,460
                                                                 --------------
UNITED KINGDOM -- (16.6%)
#   Anglo American P.L.C.                              5,924,428    143,613,560
    Antofagasta P.L.C.                                   156,105      2,066,052
    Aviva P.L.C.                                       3,787,407     27,630,718
    Barclays P.L.C.                                      605,719      1,722,610
#   Barclays P.L.C. Sponsored ADR                      5,064,733     57,586,014
    Barratt Developments P.L.C.                        1,990,132     16,531,642
    BHP Billiton P.L.C.                                  469,563     10,457,273
    BHP Billiton P.L.C. ADR                               85,415      3,802,676
    BP P.L.C. Sponsored ADR                            8,305,690    355,400,475
    Carnival P.L.C.                                       28,308      1,997,261
    Glencore P.L.C.                                   22,334,025    128,005,069
    HSBC Holdings P.L.C.                              16,748,580    178,684,710
#   HSBC Holdings P.L.C. Sponsored ADR                 2,817,543    151,893,743
    Investec P.L.C.                                      118,718        922,349
    J Sainsbury P.L.C.                                 8,162,535     29,369,190
    John Wood Group P.L.C.                               109,635      1,010,636
    Kingfisher P.L.C.                                  7,427,275     36,562,609
    Lloyds Banking Group P.L.C.                      161,936,300    159,992,743
#   Lloyds Banking Group P.L.C. ADR                    1,479,223      5,961,269
    Mediclinic International P.L.C.                       54,336        460,125
    Old Mutual P.L.C.                                  3,285,491     10,904,859
    Pearson P.L.C.                                       748,020      7,362,396
#   Pearson P.L.C. Sponsored ADR                       1,119,256     10,935,131
*   Royal Bank of Scotland Group P.L.C.                2,796,353     11,438,239
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR                                                632,031      5,264,818
    Royal Dutch Shell P.L.C. Class A                   2,411,083     84,529,314
    Royal Dutch Shell P.L.C. Class B                     398,623     14,140,143
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A    3,961,368    278,246,462
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B    3,852,485    277,109,246
    Royal Mail P.L.C.                                  1,580,741     10,531,919
*   Standard Chartered P.L.C.                          5,586,420     64,999,309

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
      Vodafone Group P.L.C.                          58,351,986 $   186,016,404
#     Vodafone Group P.L.C. Sponsored ADR             4,011,201     129,240,905
      WM Morrison Supermarkets P.L.C.                7,577,829       23,884,450
                                                                ---------------
TOTAL UNITED KINGDOM                                              2,428,274,319
                                                                ---------------
TOTAL COMMON STOCKS                                              13,602,746,465
                                                                ---------------
PREFERRED STOCKS -- (1.2%)

GERMANY -- (1.2%)
      Bayerische Motoren Werke AG                        86,355       8,440,469
      Porsche Automobil Holding SE                      267,840      24,785,360
      Volkswagen AG                                     642,243     141,231,781
                                                                ---------------
TOTAL GERMANY                                                       174,457,610
                                                                ---------------
TOTAL PREFERRED STOCKS                                              174,457,610
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                  4,527,166           22,449
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      13,777,226,524
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund                 74,202,207     858,593,732
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,512,736,170)^^                                      $14,635,820,256
                                                                ===============

At January 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                   NUMBER                                          UNREALIZED
                     OF     EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------       --------- ---------- ------------ ------------ --------------
LONG POSITION
  CONTRACTS:
MSCI EAFA Index
  Future             381     03/16/18  $ 38,353,824 $ 40,871,775   $2,517,951
S&P 500 Emini
  Index(R)           564     03/16/18    74,836,382   79,687,560    4,851,178
                                       ------------ ------------   ----------
TOTAL FUTURES
  CONTRACTS                            $113,190,206 $120,559,335   $7,369,129
                                       ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                          LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                       --------------   --------------- ------- ---------------
Common Stocks
   Australia           $   41,588,904   $   755,887,340   --    $   797,476,244
   Austria                         --        13,406,901   --         13,406,901
   Belgium                         --       141,663,474   --        141,663,474
   Canada               1,117,539,212                --   --      1,117,539,212
   Denmark                         --       218,524,163   --        218,524,163
   Finland                  3,321,124       113,490,464   --        116,811,588
   France                          --     1,308,815,279   --      1,308,815,279
   Germany                 91,100,450       950,462,120   --      1,041,562,570
   Hong Kong                2,874,251       347,303,110   --        350,177,361
   Ireland                  7,429,729        26,286,006   --         33,715,735
   Israel                          --        45,958,430   --         45,958,430
   Italy                   48,346,893       230,370,841   --        278,717,734
   Japan                   77,735,757     3,033,525,669   --      3,111,261,426
   Netherlands             54,219,048       447,565,999   --        501,785,047
   New Zealand                     --        18,884,328   --         18,884,328
   Norway                     333,730       105,720,728   --        106,054,458
   Portugal                        --         4,734,181   --          4,734,181
   Singapore                       --       120,351,750   --        120,351,750
   Spain                      563,731       388,951,261   --        389,514,992
   Sweden                   3,487,944       356,850,869   --        360,338,813
   Switzerland             57,176,974     1,040,001,486   --      1,097,178,460
   United Kingdom       1,275,440,739     1,152,833,580   --      2,428,274,319
Preferred Stocks
   Germany                         --       174,457,610   --        174,457,610
Rights/Warrants
   Italy                           --            22,449   --             22,449
Securities Lending
  Collateral                       --       858,593,732   --        858,593,732
Futures Contracts**         7,369,129                --   --          7,369,129
                       --------------   ---------------   --    ---------------
TOTAL                  $2,788,527,615   $11,854,661,770   --    $14,643,189,385
                       ==============   ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES    VALUE++
                                                          ------- -----------
COMMON STOCKS -- (92.8%)

Consumer Discretionary -- (18.2%)
    Adastria Co., Ltd.                                    186,240 $ 3,979,148
#   Adventure, Inc.                                         5,600     758,999
#   Aeon Fantasy Co., Ltd.                                 49,332   2,483,295
#*  AGORA Hospitality Group Co., Ltd.                     372,000     132,878
    Ahresty Corp.                                         137,600   1,166,370
#*  Aigan Co., Ltd.                                        57,400     291,397
    Aisan Industry Co., Ltd.                              236,900   2,859,688
#*  Akebono Brake Industry Co., Ltd.                      630,900   1,860,258
    Alpen Co., Ltd.                                       122,400   2,833,181
    Alpha Corp.                                            41,200     828,250
    Alpine Electronics, Inc.                              277,500   6,295,119
    Amiyaki Tei Co., Ltd.                                  26,600   1,284,600
    Amuse, Inc.                                            72,498   2,236,975
*   Anrakutei Co., Ltd.                                     2,200      95,163
    AOI TYO Holdings, Inc.                                109,931   1,403,904
    AOKI Holdings, Inc.                                   247,700   3,756,412
    Aoyama Trading Co., Ltd.                              307,500  12,109,403
    Arata Corp.                                            74,100   3,838,418
    Arcland Sakamoto Co., Ltd.                            186,600   3,219,440
    Arcland Service Holdings Co., Ltd.                    104,900   2,377,756
    Asahi Broadcasting Corp.                               56,400     461,030
#   Asahi Co., Ltd.                                       105,600   1,350,397
    Asante, Inc.                                           32,500     533,195
    Ashimori Industry Co., Ltd.                            28,699     759,990
#   ASKUL Corp.                                           144,900   4,844,116
*   Asrapport Dining Co., Ltd.                             87,200     391,221
    Asti Corp.                                             16,600     747,033
#   Atom Corp.                                            615,400   5,414,604
    Atsugi Co., Ltd.                                      108,200   1,240,456
    Autobacs Seven Co., Ltd.                              455,700   9,122,993
    Avex, Inc.                                            243,100   3,631,364
#   Baroque Japan, Ltd.                                    82,100     752,156
    Belluna Co., Ltd.                                     258,800   3,185,928
    Bic Camera, Inc.                                      551,900   8,515,141
    Bookoff Corp.                                          59,400     453,150
#   BRONCO BILLY Co., Ltd.                                 68,300   2,194,340
    Can Do Co., Ltd.                                       58,900     950,037
    Central Automotive Products, Ltd.                      71,800   1,151,814
    Central Sports Co., Ltd.                               44,100   1,675,644
    Ceres, Inc.                                             8,400     142,150
    CHIMNEY Co., Ltd.                                      33,700     894,638
    Chiyoda Co., Ltd.                                     104,400   2,590,690
#   Chofu Seisakusho Co., Ltd.                            132,900   3,105,258
    Chori Co., Ltd.                                        75,500   1,359,096
    Choushimaru Co., Ltd.                                     600      27,231
    Chuo Spring Co., Ltd.                                  20,000     678,872
    Clarion Co., Ltd.                                     783,000   2,878,551
    Cleanup Corp.                                         127,800   1,019,667
#   Coco's Japan Co., Ltd.                                 39,000     809,195
#   Colowide Co., Ltd.                                    381,300   7,669,108
    Corona Corp.                                          101,400   1,283,039

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#   Create Restaurants Holdings, Inc.                     287,900 $3,192,141
#   Cross Plus, Inc.                                        9,800    101,710
    D.A. Consortium Holdings, Inc.                        169,000  3,723,728
    Daido Metal Co., Ltd.                                 223,200  2,338,552
#   Daidoh, Ltd.                                          147,400    629,599
#   Daikoku Denki Co., Ltd.                                54,400    886,208
    Daikyonishikawa Corp.                                 243,700  3,981,257
    Dainichi Co., Ltd.                                     64,800    506,523
    Daisyo Corp.                                           47,200    744,966
    Daiyu Lic Holdings Co., Ltd.                           54,900    735,673
#   DCM Holdings Co., Ltd.                                627,500  6,218,433
#   DD Holdings Co., Ltd.                                  27,000  1,013,721
#   Descente, Ltd.                                        266,700  4,861,324
    Doshisha Co., Ltd.                                    153,900  3,617,351
    Doutor Nichires Holdings Co., Ltd.                    195,386  4,641,582
    Dynic Corp.                                            39,600    413,986
    Eagle Industry Co., Ltd.                              156,600  3,109,506
    EAT&Co, Ltd.                                           16,100    330,126
#   EDION Corp.                                           471,900  6,036,465
#   ES-Con Japan, Ltd.                                    219,700  1,469,519
    ESCRIT, Inc.                                           49,500    491,772
#   Evolable Asia Corp.                                    35,300    780,984
    Exedy Corp.                                           193,000  6,775,182
    F-Tech, Inc.                                           80,100  1,224,838
    FCC Co., Ltd.                                         211,500  5,687,704
*   Felissimo Corp.                                        18,200    220,116
#   Fields Corp.                                           96,800  1,070,862
#   Fine Sinter Co., Ltd.                                   9,800    218,918
    First Juken Co., Ltd.                                  37,300    604,655
#   First-corp, Inc.                                       46,100    689,131
    FJ Next Co., Ltd.                                     101,500    893,537
    Foster Electric Co., Ltd.                             155,800  4,614,431
    France Bed Holdings Co., Ltd.                         144,200  1,376,848
#*  FreakOut Holdings, Inc.                                36,100    918,521
    Fuji Co., Ltd.                                        146,600  3,097,130
#   Fuji Corp.                                             35,100    829,339
    Fuji Corp., Ltd.                                      168,200  1,327,230
#   Fuji Kyuko Co., Ltd.                                  148,300  4,396,009
    Fuji Oozx, Inc.                                           600     36,023
    Fujibo Holdings, Inc.                                  68,500  2,550,717
    Fujikura Rubber, Ltd.                                 134,600  1,131,299
#   Fujio Food System Co., Ltd.                            54,000  1,004,449
    Fujishoji Co., Ltd.                                    52,900    607,596
#   Fujita Kanko, Inc.                                     52,100  1,641,551
#   Fujitsu General, Ltd.                                 260,000  5,146,542
    FuKoKu Co., Ltd.                                       55,000    553,865
#   Funai Electric Co., Ltd.                              145,300  1,105,459
#   Furukawa Battery Co., Ltd. (The)                       93,300    961,158
    Furyu Corp.                                            76,300    780,617
    Futaba Industrial Co., Ltd.                           389,900  3,744,054
    G-Tekt Corp.                                          131,600  2,686,505
    Gakken Holdings Co., Ltd.                              31,300  1,793,169
    Gakkyusha Co., Ltd.                                    50,300    772,174

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#   Genki Sushi Co., Ltd.                                  34,800 $1,070,321
#   Geo Holdings Corp.                                    223,300  4,546,939
#   Gfoot Co., Ltd.                                        84,100    611,002
    Global, Ltd. (The)                                     44,600    416,011
    GLOBERIDE, Inc.                                        64,099  1,517,208
#   Gokurakuyu Holdings Co., Ltd.                          66,100    441,755
#   Goldwin, Inc.                                          36,300  3,750,111
#   Golf Digest Online, Inc.                               69,000    773,005
    Gourmet Kineya Co., Ltd.                               85,000    895,777
    GSI Creos Corp.                                        39,100    576,368
    Gunze, Ltd.                                           116,200  7,217,246
    H-One Co., Ltd.                                       129,300  1,874,687
    H2O Retailing Corp.                                   297,900  6,041,956
    Hagihara Industries, Inc.                              80,800  1,501,385
    Hakuyosha Co., Ltd.                                    12,500    467,551
#   Hamee Corp.                                            41,500    829,089
    Handsman Co., Ltd.                                     35,000    508,348
    Happinet Corp.                                        104,100  1,910,125
    Harada Industry Co., Ltd.                              52,700    589,141
    Hard Off Corp. Co., Ltd.                               60,900    659,158
    Haruyama Holdings, Inc.                                49,100    492,589
    Heian Ceremony Service Co., Ltd.                        6,700     61,994
    Heiwa Corp.                                           306,200  6,137,022
    HI-LEX Corp.                                           84,300  2,160,144
    Hiday Hidaka Corp.                                    123,156  3,904,090
#   Himaraya Co., Ltd.                                     35,900    437,161
    Hinokiya Holdings Co., Ltd.                            25,200    617,012
#   Hiramatsu, Inc.                                       230,800  1,230,377
    HIS Co., Ltd.                                         249,300  9,031,030
    Honeys Holdings Co., Ltd.                             110,140  1,142,817
#   Hoosiers Holdings                                     149,300  1,066,064
#   Hotland Co., Ltd.                                      61,800    795,809
#   House Do Co., Ltd.                                     18,900    493,468
#   HUB Co., Ltd.                                          33,400    441,910
    I K K, Inc.                                            65,900    484,008
#   I.K Co., Ltd.                                          15,800    560,222
    IBJ, Inc.                                             114,400  1,085,067
    Ichibanya Co., Ltd.                                    85,958  3,532,626
    Ichikoh Industries, Ltd.                              244,500  2,295,568
    IDOM, Inc.                                            462,300  3,233,235
    IJT Technology Holdings Co., Ltd.                     154,580  1,497,485
    Imagica Robot Holdings, Inc.                           94,700  1,132,265
    Imasen Electric Industrial                            119,900  1,440,573
    Intage Holdings, Inc.                                 228,000  2,916,074
*   Izutsuya Co., Ltd.                                     61,699    266,200
    Janome Sewing Machine Co., Ltd.                       119,000    902,798
    Japan Best Rescue System Co., Ltd.                    132,900  1,119,946
    Japan Wool Textile Co., Ltd. (The)                    360,500  3,890,254
#   JINS, Inc.                                             91,000  4,163,949
#   Joban Kosan Co., Ltd.                                  41,199    698,775
#   Jolly - Pasta Co., Ltd.                                18,600    280,332
    Joshin Denki Co., Ltd.                                123,500  4,000,886
#   Joyful Honda Co., Ltd.                                 75,600  2,522,671

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
#   JP-Holdings, Inc.                                       374,800 $1,110,659
    JVC Kenwood Corp.                                     1,000,930  3,879,041
    K's Holdings Corp.                                       16,500    460,888
*   Kadokawa Dwango                                         373,933  4,717,701
    Kasai Kogyo Co., Ltd.                                   164,500  2,649,542
    Kawai Musical Instruments Manufacturing Co., Ltd.        43,300  1,344,038
    Keihin Corp.                                            267,500  5,576,930
#   Keiyo Co., Ltd.                                         226,400  1,399,289
#   KFC Holdings Japan, Ltd.                                105,200  1,935,594
    Ki-Star Real Estate Co., Ltd.                            45,700  1,284,268
    King Co., Ltd.                                           29,800    171,477
*   Kintetsu Department Store Co., Ltd.                      47,200  1,707,032
    Kitamura Co., Ltd.                                        5,200     37,768
*   KNT-CT Holdings Co., Ltd.                                76,500  1,234,010
    Kohnan Shoji Co., Ltd.                                  179,800  4,529,831
*   Kojima Co., Ltd.                                        203,400    684,383
    Komatsu Seiren Co., Ltd.                                208,900  1,728,826
    KOMEDA Holdings Co., Ltd.                               285,400  5,483,964
    Komehyo Co., Ltd.                                        45,200    812,915
    Komeri Co., Ltd.                                        192,600  5,555,000
#   Konaka Co., Ltd.                                        162,006    935,871
    Koshidaka Holdings Co., Ltd.                             78,000  4,327,795
#   Kourakuen Holdings Corp.                                 69,400  1,165,501
    KU Holdings Co., Ltd.                                   130,900  1,406,766
#   Kura Corp.                                               70,100  4,254,184
    Kurabo Industries, Ltd.                               1,282,000  4,157,412
    Kushikatsu Tanaka Co.                                    20,100    726,590
    KYB Corp.                                               124,700  8,132,404
    Kyoritsu Maintenance Co., Ltd.                          198,462  8,186,653
#*  Laox Co., Ltd.                                          198,000  1,129,758
#   LEC, Inc.                                                81,100  2,303,629
    LIFULL Co., Ltd.                                        364,500  3,108,460
*   Litalico, Inc.                                           35,800    684,461
#   Look Holdings, Inc.                                     228,000    801,984
#   Mamiya-Op Co., Ltd.                                      29,600    361,048
    Mars Engineering Corp.                                   70,900  1,576,511
#*  Maruzen CHI Holdings Co., Ltd.                           66,900    210,247
#   Matsuya Co., Ltd.                                       188,500  2,688,183
    Matsuya Foods Co., Ltd.                                  61,900  2,244,781
    Meiko Network Japan Co., Ltd.                           136,000  1,653,170
    Meiwa Estate Co., Ltd.                                   73,400    597,990
    Mikuni Corp.                                            152,400  1,093,326
    Misawa Homes Co., Ltd.                                  150,400  1,321,804
    Mitsuba Corp.                                           220,790  3,126,267
    Mitsui Home Co., Ltd.                                   182,000  1,195,322
    Mizuno Corp.                                            127,300  3,708,289
#   Monogatari Corp. (The)                                   34,300  3,297,638
    Morito Co., Ltd.                                         93,800    856,607
    MrMax Holdings, Ltd.                                    168,500  1,246,357
    Murakami Corp.                                           27,100    859,544
    Musashi Seimitsu Industry Co., Ltd.                     139,000  4,445,798
    Nafco Co., Ltd.                                          45,100    829,811
    Nagawa Co., Ltd.                                         34,000  1,445,125

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
#*  Naigai Co., Ltd.                                         54,400 $  292,861
#   Nakayamafuku Co., Ltd.                                   37,000    263,327
#   Nextage Co., Ltd.                                       146,800  1,435,560
    Nice Holdings, Inc.                                      44,400    623,025
    Nichirin Co., Ltd.                                       62,660  1,708,503
    Nihon Eslead Corp.                                       50,800  1,101,798
    Nihon House Holdings Co., Ltd.                          274,900  1,757,747
#   Nihon Plast Co., Ltd.                                    70,300    706,466
#   Nihon Tokushu Toryo Co., Ltd.                            82,400  1,735,016
    Nippon Felt Co., Ltd.                                    62,000    307,896
    Nippon Piston Ring Co., Ltd.                             48,600  1,006,872
    Nippon Seiki Co., Ltd.                                  264,900  5,489,359
    Nippon View Hotel Co., Ltd.                              36,600    524,688
    Nishikawa Rubber Co., Ltd.                               26,800    612,038
    Nishimatsuya Chain Co., Ltd.                            325,800  3,836,524
    Nissan Shatai Co., Ltd.                                 407,900  4,308,150
    Nissan Tokyo Sales Holdings Co., Ltd.                   170,000    624,619
    Nissei Build Kogyo Co., Ltd.                            216,500  2,735,550
    Nissin Kogyo Co., Ltd.                                  258,900  4,886,697
    Nittan Valve Co., Ltd.                                  109,200    424,196
    Nojima Corp.                                            201,700  4,861,569
    Ohashi Technica, Inc.                                    56,700    932,451
    Ohsho Food Service Corp.                                 85,400  3,999,839
#*  Omikenshi Co., Ltd.                                     322,000    413,695
#*  Onkyo Corp.                                             101,300    139,929
    Onward Holdings Co., Ltd.                               792,000  6,811,341
#   Ootoya Holdings Co., Ltd.                                31,700    690,662
#*  Open Door, Inc.                                          65,100  1,633,531
#*  OPT Holding, Inc.                                        72,900    995,649
#   Otsuka Kagu, Ltd.                                        80,200    563,909
    Ozu Corp.                                                12,000    243,895
    Pacific Industrial Co., Ltd.                            293,300  4,463,012
    PAL GROUP Holdings Co., Ltd.                             70,000  2,002,740
    PALTAC Corp.                                            175,334  7,784,293
    PAPYLESS Co., Ltd.                                       28,600    536,235
    Parco Co., Ltd.                                         131,200  1,855,371
    Paris Miki Holdings, Inc.                               166,400    772,644
    PC Depot Corp.                                           16,781    122,839
#   People Co., Ltd.                                         19,600    325,784
#   Pepper Food Service Co., Ltd.                            85,600  3,781,530
#   PIA Corp.                                                36,100  2,377,228
    Piolax, Inc.                                            181,300  5,439,006
#*  Pioneer Corp.                                         2,363,400  5,042,668
#   Plenus Co., Ltd.                                        138,100  2,707,298
    Press Kogyo Co., Ltd.                                   623,200  3,965,597
    Pressance Corp.                                         250,100  3,591,462
    Proto Corp.                                              83,900  1,266,306
    Raccoon Co., Ltd.                                        83,300    586,564
    Regal Corp.                                               1,000     27,528
    Renaissance, Inc.                                        60,600    993,444
#*  Renown, Inc.                                            346,100    590,619
#   Resol Holdings Co., Ltd.                                 16,799    709,128
    Resorttrust, Inc.                                       406,900  9,698,043

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Rhythm Watch Co., Ltd.                                 55,900 $1,178,589
    Riberesute Corp.                                       49,400    446,755
#   Ride On Express Holdings Co., Ltd.                     50,300    488,260
#   Right On Co., Ltd.                                     96,125    827,303
    Riken Corp.                                            64,000  3,631,844
#   Ringer Hut Co., Ltd.                                  147,700  3,307,103
    Riso Kyoiku Co., Ltd.                                 223,500  1,716,324
    Round One Corp.                                       442,300  8,202,257
    Royal Holdings Co., Ltd.                              178,300  4,878,997
*   Royal Hotel, Ltd. (The)                                 2,100     38,495
#*  RVH, Inc.                                              85,200    475,124
    Sac's Bar Holdings, Inc.                              127,150  1,417,425
    Saizeriya Co., Ltd.                                   184,600  5,598,630
    Sakai Ovex Co., Ltd.                                   32,199    772,684
    San Holdings, Inc.                                     28,600    766,471
*   Sanden Holdings Corp.                                 150,400  3,287,409
#   Sanei Architecture Planning Co., Ltd.                  52,300  1,112,247
    Sangetsu Corp.                                        335,250  6,678,114
    Sanko Marketing Foods Co., Ltd.                        27,800    254,219
    Sankyo Seiko Co., Ltd.                                214,600    958,658
    Sanoh Industrial Co., Ltd.                            169,300  1,350,723
    Sanrio Co., Ltd.                                      211,800  3,645,503
    Sanyei Corp.                                            4,300    164,917
#   Sanyo Electric Railway Co., Ltd.                      111,898  2,850,834
    Sanyo Housing Nagoya Co., Ltd.                         68,100    783,096
#   Sanyo Shokai, Ltd.                                     76,599  1,489,719
#   Scroll Corp.                                          193,100    903,549
#   Seiko Holdings Corp.                                  195,881  5,640,673
    Seiren Co., Ltd.                                      318,800  6,584,706
*   Senshukai Co., Ltd.                                   205,800  1,142,077
#   Septeni Holdings Co., Ltd.                            643,700  2,191,490
    SFP Holdings Co., Ltd.                                 71,700  1,382,407
#   Shidax Corp.                                          136,100    617,499
    Shikibo, Ltd.                                          77,900    986,884
    Shimachu Co., Ltd.                                    282,300  9,308,535
    Shimojima Co., Ltd.                                    29,300    317,089
#   Shobunsha Publications, Inc.                          258,500  1,793,310
#   Shoei Co., Ltd.                                        78,400  3,599,509
    Showa Corp.                                           326,000  4,100,678
    SKY Perfect JSAT Holdings, Inc.                       914,300  4,331,242
    Snow Peak, Inc.                                        21,700    286,432
    SNT Corp.                                              99,900    757,495
    Soft99 Corp.                                           77,200  1,017,559
    Sotoh Co., Ltd.                                        41,400    425,982
    SPK Corp.                                              20,200    571,209
    SRS Holdings Co., Ltd.                                 23,400    202,016
    St Marc Holdings Co., Ltd.                            107,200  3,041,028
    Starts Corp., Inc.                                    195,500  5,456,747
    Step Co., Ltd.                                         53,200    934,322
    Studio Alice Co., Ltd.                                 60,200  1,549,925
#   Suminoe Textile Co., Ltd.                              37,100  1,085,336
    Sumitomo Riko Co., Ltd.                               242,100  2,559,319
    Suncall Corp.                                          98,700    683,164

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Syuppin Co., Ltd.                                     119,100 $1,558,278
    T RAD Co., Ltd.                                        49,700  1,734,479
    T-Gaia Corp.                                          139,000  3,454,283
    Tachi-S Co., Ltd.                                     210,940  3,843,911
    Tachikawa Corp.                                        66,900    880,356
    Taiho Kogyo Co., Ltd.                                 109,800  1,669,032
#   Take And Give Needs Co., Ltd.                          67,570    707,708
    Takihyo Co., Ltd.                                      25,900    551,475
    Tama Home Co., Ltd.                                   104,700  1,140,924
    Tamron Co., Ltd.                                      119,500  2,638,876
    TBK Co., Ltd.                                         138,800    722,120
#   Tear Corp.                                             56,900    584,461
*   Ten Allied Co., Ltd.                                   14,600     64,078
#   Tenpos Holdings Co., Ltd.                              30,500    745,054
    Tigers Polymer Corp.                                   73,400    590,230
    Toa Corp.                                             144,000  1,833,767
#   Toabo Corp.                                            54,799    301,603
#   Toei Animation Co., Ltd.                               28,400  2,728,512
    Toei Co., Ltd.                                         44,900  4,624,635
    Tohokushinsha Film Corp.                               49,400    379,755
    Tokai Rika Co., Ltd.                                  339,900  7,394,605
    Token Corp.                                            49,050  5,646,022
#*  Tokyo Base Co., Ltd.                                   36,500  1,501,772
#   Tokyo Dome Corp.                                      577,500  5,517,411
#   Tokyo Individualized Educational Institute, Inc.      121,000  1,274,169
    Tokyo Radiator Manufacturing Co., Ltd.                 22,800    201,507
    Tokyotokeiba Co., Ltd.                                108,300  4,405,592
#   Tokyu Recreation Co., Ltd.                             99,000    872,688
    Tomy Co., Ltd.                                        552,693  8,365,935
    Topre Corp.                                           242,200  7,388,420
    Toridoll Holdings Corp.                               139,000  4,877,298
#   Torikizoku Co., Ltd.                                   49,400  1,511,571
#   Tosho Co., Ltd.                                       103,600  3,484,657
#   Tow Co., Ltd.                                         114,900  1,069,133
    TPR Co., Ltd.                                         154,700  4,977,447
    TS Tech Co., Ltd.                                     217,000  9,299,890
    TSI Holdings Co., Ltd.                                522,195  3,704,731
#   Tsukada Global Holdings, Inc.                         109,400    648,785
    Tsukamoto Corp. Co., Ltd.                              19,000    246,541
    Tsutsumi Jewelry Co., Ltd.                             53,400  1,055,997
    TV Asahi Holdings Corp.                               123,500  2,553,839
    Tv Tokyo Holdings Corp.                               101,600  2,318,215
#*  U-Shin, Ltd.                                          134,800    899,511
    Ukai Co., Ltd.                                          2,000     67,925
#   Umenohana Co., Ltd.                                     8,900    235,072
    Unipres Corp.                                         243,300  6,483,302
    United Arrows, Ltd.                                   150,200  6,606,171
*   Unitika, Ltd.                                         399,200  2,918,406
    ValueCommerce Co., Ltd.                               124,900  1,116,631
    Vector, Inc.                                          176,500  3,531,299
#   VIA Holdings, Inc.                                    120,200    811,546
#   Village Vanguard Co., Ltd.                             37,000    347,892
*   Visionary Holdings Co., Ltd.                          637,300    420,313

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
Consumer Discretionary -- (Continued)
#   VT Holdings Co., Ltd.                                 560,300 $  3,094,920
    Wacoal Holdings Corp.                                 338,000   10,394,663
    WATAMI Co., Ltd.                                      147,300    2,177,119
    Watts Co., Ltd.                                        46,400      490,231
    Workman Co., Ltd.                                       4,700      201,892
    Wowow, Inc.                                            42,600    1,332,407
    Xebio Holdings Co., Ltd.                              188,100    4,010,762
    Yachiyo Industry Co., Ltd.                             41,800      647,625
    Yagi & Co., Ltd.                                       10,700      288,770
    Yamato International, Inc.                             78,100      337,752
#   Yasunaga Corp.                                         51,100    1,294,834
    Yellow Hat, Ltd.                                      104,100    3,146,491
    Yomiuri Land Co., Ltd.                                 26,300    1,181,734
#   Yondoshi Holdings, Inc.                               127,320    3,273,284
    Yonex Co., Ltd.                                        56,400      392,153
    Yorozu Corp.                                          131,800    2,849,548
    Yoshinoya Holdings Co., Ltd.                          262,000    4,639,756
#   Yossix Co., Ltd.                                       21,900      714,244
#   Yume No Machi Souzou Iinkai Co., Ltd.                 157,900    2,667,934
    Yutaka Giken Co., Ltd.                                  7,900      207,753
    Zenrin Co., Ltd.                                      147,500    5,075,200
#   Zojirushi Corp.                                       252,200    3,100,500
                                                                  ------------
Total Consumer Discretionary                                       868,667,544
                                                                  ------------
Consumer Staples -- (7.7%)
#   Aeon Hokkaido Corp.                                   261,700    2,018,961
    AFC-HD AMS Life Science Co., Ltd.                      16,600      146,945
    Ahjikan Co., Ltd.                                       2,500       32,229
#   Ain Holdings, Inc.                                    106,800    6,538,083
    Albis Co., Ltd.                                        37,500    1,271,135
    Aohata Corp.                                            3,800       89,808
    Arcs Co., Ltd.                                        252,700    5,870,098
    Ariake Japan Co., Ltd.                                 95,700    8,317,021
    Artnature, Inc.                                       127,600      910,326
    Axial Retailing, Inc.                                  93,200    3,819,267
    Belc Co., Ltd.                                         67,700    3,902,599
    Bourbon Corp.                                          31,700      942,533
    Bull-Dog Sauce Co., Ltd.                                  600       12,380
    C'BON COSMETICS Co., Ltd.                               5,700      199,870
    Cawachi, Ltd.                                         116,600    2,840,238
    Chubu Shiryo Co., Ltd.                                167,300    3,606,269
#   Chuo Gyorui Co., Ltd.                                   9,800      254,196
#   Ci:z Holdings Co., Ltd.                               164,800    8,790,077
    Cocokara fine, Inc.                                   118,060    7,071,501
    Como Co., Ltd.                                          1,400       34,872
    Cota Co., Ltd.                                         60,850    1,004,415
    Create SD Holdings Co., Ltd.                          176,200    4,287,918
    Daikokutenbussan Co., Ltd.                             39,900    1,856,493
    Delica Foods Holdings Co., Ltd.                        26,100      359,287
#   DyDo Group Holdings, Inc.                              57,900    3,313,409
#   Earth Chemical Co., Ltd.                               87,100    4,548,865
    Ebara Foods Industry, Inc.                             10,900      214,213

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Staples -- (Continued)
#   Eco's Co., Ltd.                                           49,700 $  582,036
    Ensuiko Sugar Refining Co., Ltd.                           6,700     16,534
    Feed One Co., Ltd.                                       880,340  2,068,868
#*  First Baking Co., Ltd.                                    18,300    201,826
    Fuji Oil Holdings, Inc.                                  278,500  8,498,331
    Fujicco Co., Ltd.                                        146,500  3,149,568
    Fujiya Co., Ltd.                                          38,200    893,095
    G-7 Holdings, Inc.                                        38,800    876,794
#*  Genky DrugStores Co., Ltd.                                46,800  1,586,409
#   HABA Laboratories, Inc.                                   15,300    815,383
    Hagoromo Foods Corp.                                      39,000    495,892
    Halows Co., Ltd.                                          48,500  1,129,014
    Havix Corp.                                                8,800     90,337
    Hayashikane Sangyo Co., Ltd.                              29,400    241,558
    Heiwado Co., Ltd.                                        192,000  4,204,840
    Hokkaido Coca-Cola Bottling Co., Ltd.                     90,000    622,663
    Hokuto Corp.                                             165,100  3,052,719
    Ichimasa Kamaboko Co., Ltd.                               24,200    281,719
#   Imuraya Group Co., Ltd.                                   44,700  1,930,895
    Inageya Co., Ltd.                                        175,800  2,958,661
    Itochu-Shokuhin Co., Ltd.                                 30,400  1,820,053
#   Ivy Cosmetics Corp.                                       12,100    588,762
    Iwatsuka Confectionery Co., Ltd.                           4,000    198,804
    J-Oil Mills, Inc.                                         74,800  2,689,146
#   Japan Meat Co., Ltd.                                      47,700    821,127
    Kadoya Sesame Mills, Inc.                                 12,200    826,878
    Kakiyasu Honten Co., Ltd.                                 60,200  1,870,870
    Kameda Seika Co., Ltd.                                    77,100  3,739,092
    Kaneko Seeds Co., Ltd.                                    34,800    522,163
    Kanemi Co., Ltd.                                             500     15,477
    Kansai Super Market, Ltd.                                 47,000    518,298
    Kato Sangyo Co., Ltd.                                    155,000  5,548,415
    Kenko Mayonnaise Co., Ltd.                                86,000  3,151,460
    Key Coffee, Inc.                                         124,900  2,438,089
#   Kirindo Holdings Co., Ltd.                                39,300    695,745
#   Kitanotatsujin Corp.                                     109,200  2,616,378
#   Kobe Bussan Co., Ltd.                                     66,300  2,744,228
    Kotobuki Spirits Co., Ltd.                               120,600  7,355,058
#   Kusuri no Aoki Holdings Co., Ltd.                         79,800  4,184,694
#   Kyokuyo Co., Ltd.                                         64,499  2,448,554
#   Lacto Japan Co., Ltd.                                     20,000    781,254
    Life Corp.                                               157,800  4,066,460
    Mandom Corp.                                             208,800  7,457,074
    Marudai Food Co., Ltd.                                   736,000  3,359,934
    Maruha Nichiro Corp.                                     278,407  8,218,207
#   Maxvalu Nishinihon Co., Ltd.                              15,200    275,048
#   Maxvalu Tokai Co., Ltd.                                   49,300  1,245,336
    Medical System Network Co., Ltd.                         150,000    816,146
    Megmilk Snow Brand Co., Ltd.                             327,500  9,458,770
    Meito Sangyo Co., Ltd.                                    57,000    823,740
    Milbon Co., Ltd.                                         146,152  4,855,932
    Ministop Co., Ltd.                                       109,500  2,293,639
    Mitsubishi Shokuhin Co., Ltd.                             97,000  2,891,952

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
    Mitsui Sugar Co., Ltd.                                  104,470 $ 4,451,930
    Miyoshi Oil & Fat Co., Ltd.                              45,100     605,652
    Morinaga Milk Industry Co., Ltd.                        247,100  11,660,375
    Morishita Jintan Co., Ltd.                                  400      10,965
    Morozoff, Ltd.                                           20,100   1,331,840
    Nagatanien Holdings Co., Ltd.                           151,000   2,078,224
    Nakamuraya Co., Ltd.                                     25,200   1,129,320
    Natori Co., Ltd.                                         60,700   1,124,712
#   Nichimo Co., Ltd.                                        17,000     305,853
    Nihon Chouzai Co., Ltd.                                  49,360   1,559,498
    Niitaka Co., Ltd.                                         2,860      48,027
    Nippon Beet Sugar Manufacturing Co., Ltd.                78,600   1,947,338
    Nippon Flour Mills Co., Ltd.                            346,900   5,380,921
    Nippon Suisan Kaisha, Ltd.                            2,000,100  10,677,953
    Nisshin Oillio Group, Ltd. (The)                        172,700   5,213,034
    Nissin Sugar Co., Ltd.                                   94,800   1,905,740
    Nitto Fuji Flour Milling Co., Ltd.                        6,400     291,201
    Noevir Holdings Co., Ltd.                                87,900   7,150,673
    Oenon Holdings, Inc.                                    360,000   1,348,784
#   OIE Sangyo Co., Ltd.                                     20,900     269,964
    Okuwa Co., Ltd.                                         170,000   1,770,329
    Olympic Group Corp.                                      65,200     366,427
    OUG Holdings, Inc.                                       13,200     318,203
    Pickles Corp.                                             6,700     117,865
    Plant Co., Ltd.                                          15,100     196,208
    Prima Meat Packers, Ltd.                                910,000   6,227,452
    Qol Co., Ltd.                                           130,800   2,601,811
#   Retail Partners Co., Ltd.                                77,300     998,796
    Riken Vitamin Co., Ltd.                                  71,100   2,761,935
    Rock Field Co., Ltd.                                    148,800   2,969,416
#   Rokko Butter Co., Ltd.                                   94,700   2,428,965
    S Foods, Inc.                                            84,862   3,702,100
    S&B Foods, Inc.                                          12,099   1,418,624
#   Sagami Rubber Industries Co., Ltd.                       55,000   1,000,571
    Sakata Seed Corp.                                       116,500   4,093,979
    San-A Co., Ltd.                                         116,000   5,729,383
    Sapporo Holdings, Ltd.                                  267,400   8,061,053
    Shoei Foods Corp.                                        77,200   3,150,124
    Showa Sangyo Co., Ltd.                                  146,500   3,787,841
    Sogo Medical Co., Ltd.                                   62,900   3,796,041
    ST Corp.                                                 81,200   1,855,066
    Starzen Co., Ltd.                                        52,200   2,650,008
    Takara Holdings, Inc.                                 1,048,200  12,936,523
    Tobu Store Co., Ltd.                                     19,000     529,873
    Toho Co., Ltd.                                           53,800   1,290,971
    Tohto Suisan Co., Ltd.                                   18,099     337,875
    Torigoe Co., Ltd. (The)                                  93,800     845,759
    Toyo Sugar Refining Co., Ltd.                            15,700     174,436
#   Transaction Co., Ltd.                                    98,600   1,038,629
    United Super Markets Holdings, Inc.                     333,200   3,381,971
    Uoriki Co., Ltd.                                         28,300     309,375
    Valor Holdings Co., Ltd.                                231,800   5,576,964
#   Warabeya Nichiyo Holdings Co., Ltd.                     102,260   2,626,326

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Watahan & Co., Ltd.                                     46,400 $  1,905,617
    YA-MAN, Ltd.                                           181,000    3,024,038
    Yaizu Suisankagaku Industry Co., Ltd.                   48,600      534,125
#   Yakuodo Co., Ltd.                                       74,600    2,287,096
    Yamatane Corp.                                          70,100    1,357,585
#   Yamaya Corp.                                            25,600      754,874
    Yamazawa Co., Ltd.                                       3,000       48,209
#   Yaoko Co., Ltd.                                        132,100    6,429,094
#   Yokohama Reito Co., Ltd.                               274,200    2,813,741
    Yomeishu Seizo Co., Ltd.                                49,800    1,147,708
    Yuasa Funashoku Co., Ltd.                               12,500      421,350
    Yutaka Foods Corp.                                       6,000      117,250
                                                                   ------------
Total Consumer Staples                                              365,670,523
                                                                   ------------
Energy -- (0.9%)
    BP Castrol K.K.                                         53,100    1,005,176
    Cosmo Energy Holdings Co., Ltd.                        236,200    9,299,560
    Fuji Kosan Co., Ltd.                                    33,100      202,461
    Fuji Oil Co., Ltd.                                     317,100    1,657,391
    Itochu Enex Co., Ltd.                                  302,200    2,830,909
#*  Japan Drilling Co., Ltd.                                43,700    1,283,750
    Japan Oil Transportation Co., Ltd.                      12,400      398,622
    Japan Petroleum Exploration Co., Ltd.                  208,500    5,765,981
    Mitsuuroko Group Holdings Co., Ltd.                    186,200    1,374,311
    Modec, Inc.                                            130,100    3,614,634
    Nippon Coke & Engineering Co., Ltd.                  1,114,100    1,331,019
    Sala Corp.                                             321,100    2,078,302
    San-Ai Oil Co., Ltd.                                   356,200    5,203,033
    Shinko Plantech Co., Ltd.                              247,600    2,563,113
    Sinanen Holdings Co., Ltd.                              53,100    1,266,178
    Toa Oil Co., Ltd.                                      415,000      620,421
    Toyo Kanetsu K.K.                                       56,800    2,249,914
                                                                   ------------
Total Energy                                                         42,744,775
                                                                   ------------
Financials -- (7.6%)
#   77 Bank, Ltd. (The)                                    426,252   11,187,333
#   Accretive Co., Ltd.                                     57,800      199,545
    Advance Create Co., Ltd.                                29,000      516,329
    Aichi Bank, Ltd. (The)                                  51,300    2,623,092
#   Aizawa Securities Co., Ltd.                            211,700    1,476,815
    Akatsuki Corp.                                          96,300      513,093
    Akita Bank, Ltd. (The)                                 110,040    3,116,544
    Anicom Holdings, Inc.                                  106,700    3,311,161
#   Aomori Bank, Ltd. (The)                                127,800    4,223,878
    Asax Co., Ltd.                                           1,700       30,244
    Awa Bank, Ltd. (The)                                 1,188,000    7,575,389
    Bank of Iwate, Ltd. (The)                              112,100    4,587,053
    Bank of Kochi, Ltd. (The)                               39,800      501,919
#   Bank of Nagoya, Ltd. (The)                              98,330    3,790,758
    Bank of Okinawa, Ltd. (The)                            136,760    5,519,430
    Bank of Saga, Ltd. (The)                                94,400    2,200,162
    Bank of the Ryukyus, Ltd.                              227,380    3,549,152

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
    Bank of Toyama, Ltd. (The)                                8,200 $   306,645
    Chiba Kogyo Bank, Ltd. (The)                            326,800   1,613,949
#   Chukyo Bank, Ltd. (The)                                  70,000   1,489,592
    Daisan Bank, Ltd. (The)                                  92,300   1,454,872
    Daishi Bank, Ltd. (The)                                 207,100   9,830,629
    Daito Bank, Ltd. (The)                                   87,300   1,262,677
    DSB Co., Ltd.                                            58,200     392,382
    eGuarantee, Inc.                                         43,700   1,569,575
#   Ehime Bank, Ltd. (The)                                  203,100   2,559,579
    Eighteenth Bank, Ltd. (The)                           1,048,000   2,862,942
    FIDEA Holdings Co., Ltd.                              1,283,400   2,361,129
    Financial Products Group Co., Ltd.                      423,200   6,468,413
    First Bank of Toyama, Ltd. (The)                        191,000     896,391
    First Brothers Co., Ltd.                                 14,500     208,907
    Fukui Bank, Ltd. (The)                                  146,100   3,559,251
    Fukushima Bank, Ltd. (The)                              152,400   1,233,271
    Fuyo General Lease Co., Ltd.                            113,600   8,355,441
    GCA Corp.                                                36,600     382,977
#   GMO Financial Holdings, Inc.                            134,100     876,463
    Hokkoku Bank, Ltd. (The)                                174,200   7,366,037
    Hokuetsu Bank, Ltd. (The)                               131,600   3,027,841
    Hokuhoku Financial Group, Inc.                          588,200   8,846,841
    Hyakugo Bank, Ltd. (The)                              1,578,909   7,983,091
    Hyakujushi Bank, Ltd. (The)                           1,426,000   5,021,112
    IBJ Leasing Co., Ltd.                                   173,400   4,559,556
    Ichiyoshi Securities Co., Ltd.                          240,600   3,115,859
    IwaiCosmo Holdings, Inc.                                115,400   1,604,252
#   J Trust Co., Ltd.                                       359,100   2,476,993
    Jaccs Co., Ltd.                                         169,200   4,364,111
    Jafco Co., Ltd.                                         190,600  10,847,576
*   Japan Asia Investment Co., Ltd.                         127,300     472,273
    Japan Investment Adviser Co., Ltd.                       65,800   2,255,000
    Japan Securities Finance Co., Ltd.                      676,700   4,054,469
    Jimoto Holdings, Inc.                                   884,100   1,536,099
    Juroku Bank, Ltd. (The)                                 208,500   6,082,389
    kabu.com Securities Co., Ltd.                           914,600   3,288,522
#   Kansai Urban Banking Corp.                              160,100   2,084,449
    Keiyo Bank, Ltd. (The)                                1,418,000   6,817,695
    Kita-Nippon Bank, Ltd. (The)                             49,506   1,410,761
    Kiyo Bank, Ltd. (The)                                   376,790   6,293,577
#   Kosei Securities Co., Ltd. (The)                         31,999     453,076
    Kyokuto Securities Co., Ltd.                            153,000   2,349,261
    Kyushu Financial Group, Inc.                             52,627     316,203
*   Lifenet Insurance Co.                                    51,500     185,965
#*  M&A Capital Partners Co., Ltd.                           41,900   3,280,932
#   Marusan Securities Co., Ltd.                            307,900   3,012,458
    Matsui Securities Co., Ltd.                             761,000   7,254,236
*   Mercuria Investment Co., Ltd.                            33,900     467,143
#   Michinoku Bank, Ltd. (The)                               99,798   1,680,540
    Mie Bank, Ltd. (The)                                     61,900   1,373,213
#   Minato Bank, Ltd. (The)                                 112,300   2,132,076
    Mito Securities Co., Ltd.                               424,800   1,724,051
    Miyazaki Bank, Ltd. (The)                                99,600   3,228,732

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Monex Group, Inc.                                    1,286,400 $  4,782,886
#   Money Partners Group Co., Ltd.                         155,400      613,327
    Musashino Bank, Ltd. (The)                             198,000    6,985,765
#   Nagano Bank, Ltd. (The)                                 52,599      937,885
    Nanto Bank, Ltd. (The)                                 185,000    5,275,549
    NEC Capital Solutions, Ltd.                             60,600    1,257,691
    Nishi-Nippon Financial Holdings, Inc.                  823,100   10,810,645
    North Pacific Bank, Ltd.                             2,064,700    7,205,138
    OAK Capital Corp.                                      324,600    1,136,205
    Ogaki Kyoritsu Bank, Ltd. (The)                        225,200    5,840,876
    Oita Bank, Ltd. (The)                                  101,489    4,004,134
    Okasan Securities Group, Inc.                        1,036,000    7,107,878
    Ricoh Leasing Co., Ltd.                                 92,000    3,382,184
    San-In Godo Bank, Ltd. (The)                           912,700    9,461,535
    Sawada Holdings Co., Ltd.                              142,000    1,472,721
    Senshu Ikeda Holdings, Inc.                          1,589,800    6,122,900
    Shiga Bank, Ltd. (The)                               1,395,000    7,526,318
    Shikoku Bank, Ltd. (The)                               246,600    3,746,049
    Shimane Bank, Ltd. (The)                                21,500      275,182
    Shimizu Bank, Ltd. (The)                                51,400    1,534,803
#*  Showa Holdings Co., Ltd.                                93,300       77,739
    Sparx Group Co., Ltd.                                  623,300    2,020,611
#   Strike Co., Ltd.                                        16,700      994,242
    Taiko Bank, Ltd. (The)                                  29,300      654,285
    Tochigi Bank, Ltd. (The)                               672,700    2,805,959
    Toho Bank, Ltd. (The)                                1,291,900    4,681,471
    Tohoku Bank, Ltd. (The)                                 58,800      803,795
    Tokai Tokyo Financial Holdings, Inc.                 1,362,600   10,438,484
#   Tokyo TY Financial Group, Inc.                         184,538    5,106,809
    Tomato Bank, Ltd.                                       51,500      727,830
    TOMONY Holdings, Inc.                                  989,350    4,900,329
    Tottori Bank, Ltd. (The)                                55,700      924,487
    Towa Bank, Ltd. (The)                                  224,300    3,102,531
    Toyo Securities Co., Ltd.                              461,000    1,482,344
    Tsukuba Bank, Ltd.                                     534,200    1,996,838
#   Yamagata Bank, Ltd. (The)                              191,900    4,223,340
    Yamanashi Chuo Bank, Ltd. (The)                        991,000    4,208,213
                                                                   ------------
Total Financials                                                    362,202,349
                                                                   ------------
Health Care -- (4.2%)
#   Advantage Risk Management Co., Ltd.                     37,300      392,143
    As One Corp.                                            86,768    5,593,290
#   ASKA Pharmaceutical Co., Ltd.                          164,300    3,184,636
    Biofermin Pharmaceutical Co., Ltd.                      22,500      603,477
    BML, Inc.                                              146,500    3,951,433
    CMIC Holdings Co., Ltd.                                 79,200    1,515,839
    Create Medic Co., Ltd.                                  34,900      407,339
#   Daiken Medical Co., Ltd.                               119,100      864,500
    Daito Pharmaceutical Co., Ltd.                          75,280    2,527,602
    Dvx, Inc.                                               36,000      446,084
#   Eiken Chemical Co., Ltd.                               108,500    4,814,031
#   Elan Corp.                                              44,700      644,524

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
Health Care -- (Continued)
#   EM Systems Co., Ltd.                                   59,900 $ 1,336,786
    EPS Holdings, Inc.                                    217,700   5,291,341
    Falco Holdings Co., Ltd.                               48,200     778,569
#   FINDEX, Inc.                                          124,100     913,840
    Fuji Pharma Co., Ltd.                                  49,800   1,873,918
    Fukuda Denshi Co., Ltd.                                32,800   2,491,944
    Fuso Pharmaceutical Industries, Ltd.                   43,000   1,118,121
    Hogy Medical Co., Ltd.                                 77,200   5,855,053
#   I'rom Group Co., Ltd.                                  43,400     754,980
#   Iwaki & Co., Ltd.                                     193,000     858,949
    Japan Lifeline Co., Ltd.                              169,000   4,283,274
#   Japan Medical Dynamic Marketing, Inc.                 115,600     965,264
    JCR Pharmaceuticals Co., Ltd.                          40,900   2,055,586
    Jeol, Ltd.                                            297,000   1,787,561
    JMS Co., Ltd.                                         108,357     624,225
    Kanamic Network Co., Ltd.                               5,000     255,487
    Kawasumi Laboratories, Inc.                            93,880     765,271
    Kissei Pharmaceutical Co., Ltd.                       174,600   4,931,513
    KYORIN Holdings, Inc.                                 281,400   5,322,106
#   Linical Co., Ltd.                                      68,200     997,994
    Mani, Inc.                                            151,400   5,357,181
#*  Medical Data Vision Co., Ltd.                          55,500   1,164,900
    Medius Holdings Co., Ltd.                              15,900     401,792
    Menicon Co., Ltd.                                     172,800   5,213,647
    Mochida Pharmaceutical Co., Ltd.                       78,999   6,066,044
#   N Field Co., Ltd.                                      85,200   1,191,931
    Nagaileben Co., Ltd.                                   51,200   1,314,691
    Nakanishi, Inc.                                       117,700   6,411,619
#   ND Software Co., Ltd.                                   8,700     103,272
#   Nichi-iko Pharmaceutical Co., Ltd.                    301,550   4,717,179
    NichiiGakkan Co., Ltd.                                255,700   3,297,264
    Nihon Kohden Corp.                                    440,900  10,405,496
    Nikkiso Co., Ltd.                                     427,300   5,068,394
    Nippon Chemiphar Co., Ltd.                             17,100     736,506
    Nipro Corp.                                           630,500   9,695,486
    Nissui Pharmaceutical Co., Ltd.                        77,300   1,009,994
    Paramount Bed Holdings Co., Ltd.                      108,500   5,718,963
    Rion Co., Ltd.                                         59,100   1,580,651
    Rohto Pharmaceutical Co., Ltd.                         73,500   1,975,481
    Sawai Pharmaceutical Co., Ltd.                        247,900  11,287,055
#   Seed Co., Ltd.                                         35,400   2,040,458
    Seikagaku Corp.                                       141,300   2,207,516
#*  Shin Nippon Biomedical Laboratories, Ltd.             154,200     832,184
    Ship Healthcare Holdings, Inc.                        285,100   9,281,610
    Shofu, Inc.                                            53,300     723,709
    Software Service, Inc.                                 18,000   1,356,224
    Solasto Corp.                                         112,600   2,993,432
    St-Care Holding Corp.                                  74,100     543,100
    Taiko Pharmaceutical Co., Ltd.                         20,600     471,043
    Techno Medica Co., Ltd.                                28,000     490,062
#   Toho Holdings Co., Ltd.                               327,900   7,616,406
    Tokai Corp.                                           142,000   3,462,338
    Torii Pharmaceutical Co., Ltd.                        102,700   2,912,588

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Health Care -- (Continued)
    Towa Pharmaceutical Co., Ltd.                           60,700 $  3,423,067
    Tsukui Corp.                                           364,700    2,873,911
    Uchiyama Holdings Co., Ltd.                             24,200      130,964
    UNIMAT Retirement Community Co., Ltd.                   10,500      185,974
    Value HR Co., Ltd.                                      17,600      373,310
    Vital KSK Holdings, Inc.                               261,200    2,312,103
    Wakamoto Pharmaceutical Co., Ltd.                      107,000      276,579
    WIN-Partners Co., Ltd.                                 110,800    1,548,357
    ZERIA Pharmaceutical Co., Ltd.                         188,699    3,778,282
                                                                   ------------
Total Health Care                                                   200,757,443
                                                                   ------------
Industrials -- (27.3%)
    A&A Material Corp.                                      26,000      331,700
    Abist Co., Ltd.                                         19,200      893,322
#   Advan Co., Ltd.                                        146,800    1,456,474
#   Advanex, Inc.                                           22,099      804,246
    Aeon Delight Co., Ltd.                                 141,300    5,166,420
    Aica Kogyo Co., Ltd.                                   264,800   10,263,035
    Aichi Corp.                                            227,700    1,675,275
    Aida Engineering, Ltd.                                 356,300    5,025,816
    Airtech Japan, Ltd.                                     18,100      155,166
    AIT Corp.                                               66,800      769,756
#   Ajis Co., Ltd.                                          30,300      855,239
#   Alconix Corp.                                          144,900    3,348,317
    Alinco, Inc.                                            90,500    1,057,178
    Alps Logistics Co., Ltd.                               103,400      939,143
#   Altech Corp.                                           103,700    2,104,398
    Anest Iwata Corp.                                      219,300    2,563,940
#*  Arrk Corp.                                             466,800      583,664
    Asahi Diamond Industrial Co., Ltd.                     360,300    4,450,833
#   Asahi Kogyosha Co., Ltd.                                29,600      911,086
    Asanuma Corp.                                          465,000    1,664,076
#   Asukanet Co., Ltd.                                      66,700      986,510
    Asunaro Aoki Construction Co., Ltd.                    138,400    1,261,216
    Bando Chemical Industries, Ltd.                        239,600    2,842,123
    BayCurrent Consulting, Inc.                             74,400    2,359,743
    Bell System24 Holdings, Inc.                           228,400    3,294,938
    Benefit One, Inc.                                      205,300    5,187,424
#   Br Holdings Corp.                                      164,900      768,503
    Bunka Shutter Co., Ltd.                                384,500    3,550,947
    Canare Electric Co., Ltd.                               21,900      488,160
    Career Co., Ltd.                                        10,700      381,145
    Career Design Center Co., Ltd.                          34,700      748,375
    Central Glass Co., Ltd.                                242,800    5,434,463
#   Central Security Patrols Co., Ltd.                      52,500    1,271,562
#   Chilled & Frozen Logistics Holdings Co., Ltd.           70,200    1,038,227
#   Chiyoda Corp.                                        1,014,200    9,647,525
    Chiyoda Integre Co., Ltd.                               81,200    1,946,088
    Chodai Co., Ltd.                                         3,900       31,942
    Chudenko Corp.                                         186,500    5,412,223
    Chugai Ro Co., Ltd.                                     42,700    1,061,685
    Chuo Warehouse Co., Ltd.                                 4,400       48,018

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    CKD Corp.                                               324,800 $ 8,817,946
    Comany, Inc.                                              4,700      66,914
    Cosel Co., Ltd.                                         131,400   2,223,103
#   Creek & River Co., Ltd.                                  72,700     729,139
    CTI Engineering Co., Ltd.                                80,300     891,428
#   CTS Co., Ltd.                                           123,900     999,992
    Dai-Dan Co., Ltd.                                       110,000   2,705,626
    Daido Kogyo Co., Ltd.                                    51,800     873,800
    Daihatsu Diesel Manufacturing Co., Ltd.                 101,700     757,241
    Daihen Corp.                                            609,000   5,817,715
    Daiho Corp.                                             611,000   3,202,664
    Daiichi Jitsugyo Co., Ltd.                               61,400   1,871,223
    Daiichi Kensetsu Corp.                                   16,300     272,197
    Daiki Axis Co., Ltd.                                     44,300     619,402
    Daiohs Corp.                                              6,300      81,136
    Daiseki Co., Ltd.                                       224,863   6,749,295
#   Daiseki Eco. Solution Co., Ltd.                          40,259     462,351
    Daisue Construction Co., Ltd.                            48,000     495,760
    Daiwa Industries, Ltd.                                  204,500   2,454,804
    Denyo Co., Ltd.                                         116,900   1,971,728
    DMG Mori Co., Ltd.                                      454,500  10,407,270
    DMW Corp.                                                 4,800      96,491
    Duskin Co., Ltd.                                        250,900   6,518,593
#   Ebara Jitsugyo Co., Ltd.                                 40,900     714,567
    EF-ON, Inc.                                              80,900     979,042
    Eidai Co., Ltd.                                         143,000     756,491
    en-japan, Inc.                                          161,500   8,650,189
    Endo Lighting Corp.                                      71,400     892,924
#*  Enshu, Ltd.                                             274,000     514,225
    EPCO Co., Ltd.                                           29,500     490,115
#*  Escrow Agent Japan Co., Ltd.                            141,300     648,356
#   F&M Co., Ltd.                                            38,400     402,454
#*  FDK Corp.                                               574,000   1,335,323
#   Freund Corp.                                             70,600     767,085
#   Fudo Tetra Corp.                                      1,193,300   2,037,709
    Fuji Die Co., Ltd.                                       57,100     605,598
#   Fuji Machine Manufacturing Co., Ltd.                    347,200   7,346,415
    Fujikura, Ltd.                                          842,400   8,282,500
#   Fujisash Co., Ltd.                                      564,600     527,909
    Fujitec Co., Ltd.                                       412,900   5,697,816
    Fukuda Corp.                                             77,200   4,646,361
    Fukushima Industries Corp.                               81,300   3,658,903
    Fukuyama Transporting Co., Ltd.                         193,380   7,467,570
#   FULLCAST Holdings Co., Ltd.                             133,200   3,145,410
    Funai Soken Holdings, Inc.                              222,990   5,302,494
    Furukawa Co., Ltd.                                      216,500   4,932,581
    Furusato Industries, Ltd.                                61,500   1,036,983
    Futaba Corp.                                            221,900   4,947,341
    Gakujo Co., Ltd.                                         18,500     289,669
    Gecoss Corp.                                             96,400   1,099,199
#   Giken, Ltd.                                              84,900   2,377,829
    Glory, Ltd.                                             243,900   9,555,912
    GS Yuasa Corp.                                        1,761,000   9,490,651

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Hamakyorex Co., Ltd.                                    108,300 $ 3,744,197
    Hanwa Co., Ltd.                                         244,200  11,913,882
    Hashimoto Sogyo Holdings Co., Ltd.                        2,000      33,342
    Hazama Ando Corp.                                     1,180,700   9,714,590
#   Helios Techno Holdings Co., Ltd.                         33,800     353,110
    Hibiya Engineering, Ltd.                                144,700   3,007,077
    Hirakawa Hewtech Corp.                                   72,600     926,973
    Hirano Tecseed Co., Ltd.                                 70,100   1,990,914
#   Hirata Corp.                                             53,600   5,921,678
    Hisaka Works, Ltd.                                      154,600   1,613,022
    Hitachi Zosen Corp.                                   1,174,679   6,381,381
#   Hito Communications, Inc.                                50,000   1,002,479
    Hoden Seimitsu Kako Kenkyusho Co., Ltd.                  22,400     302,737
    Hokuetsu Industries Co., Ltd.                           136,700   1,506,406
#   Hokuriku Electrical Construction Co., Ltd.               63,700     654,043
    Hosokawa Micron Corp.                                    45,600   3,326,959
#   Howa Machinery, Ltd.                                     81,800   1,141,219
    Ichikawa Co., Ltd.                                        5,000      17,219
#   Ichiken Co., Ltd.                                        33,900     752,584
    Ichinen Holdings Co., Ltd.                              131,100   2,135,615
    Idec Corp.                                              183,500   5,370,646
    Ihara Science Corp.                                      40,900     940,131
    Iino Kaiun Kaisha, Ltd.                                 646,700   3,688,437
    Inaba Denki Sangyo Co., Ltd.                            153,600   7,247,913
#   Inaba Seisakusho Co., Ltd.                               57,400     721,286
    Inabata & Co., Ltd.                                     278,100   4,227,074
#   Insource Co., Ltd.                                       16,600     688,513
    Interworks, Inc.                                          8,400     103,430
    Inui Global Logistics Co., Ltd.                         147,680   1,106,576
    IR Japan Holdings, Ltd.                                  23,700     511,830
    Iseki & Co., Ltd.                                       126,900   3,304,620
#   Ishii Iron Works Co., Ltd.                               11,000     205,516
#   Isolite Insulating Products Co., Ltd.                    64,200     781,890
    Itoki Corp.                                             257,700   1,811,713
    Iwaki Co., Ltd.                                          18,800     656,060
    Iwasaki Electric Co., Ltd.                               37,200     569,300
    Iwatani Corp.                                           232,400   8,040,758
#   JAC Recruitment Co., Ltd.                               100,000   2,105,202
#   Jalux, Inc.                                              43,100   1,194,574
#   Jamco Corp.                                              68,400   1,750,484
    Japan Asia Group, Ltd.                                  138,100     638,090
    Japan Foundation Engineering Co., Ltd.                  156,600     583,146
    Japan Pulp & Paper Co., Ltd.                             65,500   2,548,921
    Japan Steel Works, Ltd. (The)                           398,400  12,494,245
    Japan Transcity Corp.                                   242,000   1,054,304
    JK Holdings Co., Ltd.                                    99,440     848,336
    Juki Corp.                                              198,700   3,790,071
    Kamei Corp.                                             138,000   2,252,399
    Kanaden Corp.                                           116,600   1,594,898
    Kanagawa Chuo Kotsu Co., Ltd.                            38,800   1,313,422
    Kanamoto Co., Ltd.                                      179,700   5,557,342
    Kandenko Co., Ltd.                                      563,300   6,218,519
    Kanematsu Corp.                                         493,825   6,756,997

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Industrials -- (Continued)
#   Katakura Industries Co., Ltd.                            157,200 $2,041,342
    Kato Works Co., Ltd.                                      62,800  1,991,368
#   KAWADA TECHNOLOGIES, Inc.                                 48,400  2,722,633
    Kawagishi Bridge Works Co., Ltd.                          53,000    590,884
    Kawanishi Warehouse Co., Ltd.                              1,700     35,332
    Kawasaki Kinkai Kisen Kaisha, Ltd.                         9,599    361,172
#*  Kawasaki Kisen Kaisha, Ltd.                              275,800  7,334,991
    Keihin Co., Ltd.                                          24,900    393,746
    KFC, Ltd.                                                  5,000     97,702
#*  KI Holdings Co., Ltd.                                    101,000    523,034
    Kimura Chemical Plants Co., Ltd.                         104,700    559,394
    Kimura Unity Co., Ltd.                                     2,700     28,853
    King Jim Co., Ltd.                                        97,300    892,343
#*  Kinki Sharyo Co., Ltd. (The)                              23,799    673,862
    Kintetsu World Express, Inc.                             233,800  5,158,429
    Kitagawa Iron Works Co., Ltd.                             57,300  1,635,251
    Kitano Construction Corp.                                292,000  1,120,327
    Kito Corp.                                               130,600  2,216,493
    Kitz Corp.                                               600,000  5,192,585
    Kobayashi Metals, Ltd.                                     4,800     16,775
*   Kobe Electric Railway Co., Ltd.                           20,399    743,919
#   Kobelco Eco-Solutions Co., Ltd.                           21,399    400,553
    Koike Sanso Kogyo Co., Ltd.                               14,500    402,338
#   Kokusai Co., Ltd.                                         47,500    479,308
    Kokuyo Co., Ltd.                                         494,925  9,199,181
    KOMAIHALTEC, Inc.                                         25,700    639,077
    Komatsu Wall Industry Co., Ltd.                           45,200  1,029,826
    Komori Corp.                                             366,500  4,875,771
    Kondotec, Inc.                                           125,500  1,220,669
    Konoike Transport Co., Ltd.                              166,700  3,041,699
#*  Kosaido Co., Ltd.                                        231,200  1,034,818
#   KRS Corp.                                                 39,500  1,014,924
    Kumagai Gumi Co., Ltd.                                   217,500  6,153,949
    Kyodo Printing Co., Ltd.                                  50,600  1,606,440
#   Kyokuto Boeki Kaisha, Ltd.                               193,000    888,245
    Kyokuto Kaihatsu Kogyo Co., Ltd.                         203,700  3,566,170
    Kyoritsu Printing Co., Ltd.                              180,400    630,059
    Kyowa Exeo Corp.                                         272,400  7,071,755
#   Like Co., Ltd.                                            63,100  1,321,372
#   Link And Motivation, Inc.                                223,900  1,947,804
    Lonseal Corp.                                             13,900    315,901
    Luckland Co., Ltd.                                        24,100    480,821
    Maeda Corp.                                              640,000  8,796,561
    Maeda Kosen Co., Ltd.                                    134,400  2,522,206
    Maeda Road Construction Co., Ltd.                        398,000  8,884,475
    Maezawa Industries, Inc.                                  35,700    145,375
#   Maezawa Kasei Industries Co., Ltd.                        66,800    743,607
    Maezawa Kyuso Industries Co., Ltd.                        60,500  1,076,054
    Makino Milling Machine Co., Ltd.                         622,000  7,030,375
#   Marubeni Construction Material Lease Co., Ltd.            75,000    170,465
    Marufuji Sheet Piling Co., Ltd.                           10,200    329,156
    Maruka Machinery Co., Ltd.                                39,900    923,598
#   Marumae Co., Ltd.                                         40,300    702,838

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
#   Maruwa Unyu Kikan Co., Ltd.                              74,400 $ 2,728,851
    Maruyama Manufacturing Co., Inc.                         23,800     443,633
    Maruzen Co., Ltd.                                        62,000   1,504,815
    Maruzen Showa Unyu Co., Ltd.                            361,000   1,684,426
    Matsuda Sangyo Co., Ltd.                                 98,982   1,771,568
    Matsui Construction Co., Ltd.                           135,300   1,144,426
    Max Co., Ltd.                                           206,800   2,888,317
    Meidensha Corp.                                       1,262,050   5,282,589
    Meiji Electric Industries Co., Ltd.                      41,100     793,998
#   Meiji Shipping Co., Ltd.                                111,000     465,575
    Meisei Industrial Co., Ltd.                             251,000   1,809,762
    Meitec Corp.                                            162,200   8,923,922
    Meiwa Corp.                                             167,100     772,171
    Mesco, Inc.                                              27,200     398,139
    METAWATER Co., Ltd.                                      80,800   2,220,796
#   Mie Kotsu Group Holdings, Inc.                          326,100   1,442,507
    Mirait Holdings Corp.                                   355,385   5,267,230
    Mitani Corp.                                             72,900   3,520,263
    Mitani Sangyo Co., Ltd.                                  23,200     100,254
    Mitsubishi Kakoki Kaisha, Ltd.                           37,900     804,683
    Mitsubishi Logisnext Co., Ltd.                          212,200   2,033,080
#   Mitsubishi Logistics Corp.                               79,000   2,076,328
    Mitsubishi Pencil Co., Ltd.                             259,400   5,786,861
    Mitsuboshi Belting, Ltd.                                319,000   4,268,353
    Mitsui Engineering & Shipbuilding Co., Ltd.             510,900   9,113,534
    Mitsui Matsushima Co., Ltd.                              72,100   1,012,597
*   Mitsui-Soko Holdings Co., Ltd.                          706,000   2,390,219
    Mitsumura Printing Co., Ltd.                              9,300     204,605
    Miyaji Engineering Group, Inc.                           38,518   1,003,350
    Morita Holdings Corp.                                   201,300   3,689,464
#   Musashi Co., Ltd.                                         4,400      79,385
    NAC Co., Ltd.                                            77,300     733,095
    Nachi-Fujikoshi Corp.                                 1,262,000   8,847,872
#   Nadex Co., Ltd.                                          27,500     397,085
    Nagase & Co., Ltd.                                      557,300  10,164,665
    Naigai Trans Line, Ltd.                                  39,000     748,240
    Nakabayashi Co., Ltd.                                   123,700     801,400
    Nakakita Seisakusho Co., Ltd.                             3,200     113,441
#   Nakamoto Packs Co., Ltd.                                 16,000     676,717
    Nakano Corp.                                             98,800     611,995
    Nakano Refrigerators Co., Ltd.                            1,300      54,888
    Namura Shipbuilding Co., Ltd.                           353,028   2,403,914
    Narasaki Sangyo Co., Ltd.                               127,000     489,453
    NDS Co., Ltd.                                            31,500   1,189,267
    Nichias Corp.                                           677,000   9,224,830
    Nichiban Co., Ltd.                                       72,700   2,041,336
    Nichiden Corp.                                           80,100   1,627,168
    Nichiha Corp.                                           182,580   7,355,706
    Nichireki Co., Ltd.                                     162,100   1,950,258
    Nihon Dengi Co., Ltd.                                    26,900     747,123
    Nihon Flush Co., Ltd.                                    61,200   1,564,379
    Nihon Trim Co., Ltd.                                      1,600      91,556
#   Nikkato Corp.                                            49,900     455,612

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Nikko Co., Ltd.                                          36,700 $   851,244
    Nikkon Holdings Co., Ltd.                               376,700  10,270,890
    Nippi, Inc.                                              10,700     467,579
    Nippo Corp.                                             198,000   4,553,476
    Nippon Air Conditioning Services Co., Ltd.              173,700   1,256,750
#   Nippon Aqua Co., Ltd.                                   108,500     523,006
    Nippon Concept Corp.                                     32,900     436,727
    Nippon Densetsu Kogyo Co., Ltd.                         221,900   4,884,175
    Nippon Dry-Chemical Co., Ltd.                               900      21,203
#   Nippon Filcon Co., Ltd.                                  75,000     490,213
    Nippon Hume Corp.                                       140,000   1,061,997
    Nippon Kanzai Co., Ltd.                                 106,900   1,989,730
    Nippon Koei Co., Ltd.                                    87,900   2,906,151
    Nippon Parking Development Co., Ltd.                  1,338,100   2,365,884
    Nippon Rietec Co., Ltd.                                   8,300     101,740
    Nippon Road Co., Ltd. (The)                              46,100   2,547,535
#   Nippon Seisen Co., Ltd.                                  21,100   1,053,377
#*  Nippon Sharyo, Ltd.                                     452,000   1,336,528
*   Nippon Sheet Glass Co., Ltd.                            632,100   5,726,145
    Nippon Steel & Sumikin Bussan Corp.                      90,760   5,573,487
    Nippon Thompson Co., Ltd.                               383,000   3,012,939
    Nippon Tungsten Co., Ltd.                                 6,699     201,277
    Nishi-Nippon Railroad Co., Ltd.                         420,100  11,744,011
    Nishimatsu Construction Co., Ltd.                       358,800  10,200,526
    Nishio Rent All Co., Ltd.                               115,500   3,742,689
#   Nissei ASB Machine Co., Ltd.                             52,300   3,446,386
#   Nissei Corp.                                             38,900     513,364
    Nissei Plastic Industrial Co., Ltd.                     175,800   2,957,720
    Nisshinbo Holdings, Inc.                                911,080  12,993,905
    Nissin Corp.                                            100,400   2,677,963
    Nissin Electric Co., Ltd.                               388,100   4,326,211
    Nitta Corp.                                             127,800   5,406,891
    Nitto Boseki Co., Ltd.                                  186,800   5,620,704
    Nitto Kogyo Corp.                                       187,300   3,217,588
    Nitto Kohki Co., Ltd.                                    70,200   1,940,779
    Nitto Seiko Co., Ltd.                                   191,000   1,134,599
    Nittoc Construction Co., Ltd.                           173,600   1,118,814
    Nittoku Engineering Co., Ltd.                            95,100   4,601,463
    NJS Co., Ltd.                                            38,600     563,870
    nms Holdings Co.                                         34,500     610,706
    Noda Corp.                                              145,800   1,930,501
    Nomura Co., Ltd.                                        254,100   5,744,459
    Noritake Co., Ltd.                                       75,000   4,009,307
    Noritz Corp.                                            178,800   3,535,772
    NS Tool Co., Ltd.                                        48,000   1,307,251
    NS United Kaiun Kaisha, Ltd.                             70,100   1,732,497
    NTN Corp.                                               422,600   2,179,573
    Obara Group, Inc.                                        75,300   5,206,739
    Ochi Holdings Co., Ltd.                                   2,000      26,816
    Odelic Co., Ltd.                                         24,700   1,067,856
    Ohba Co., Ltd.                                           82,100     405,294
    Ohmoto Gumi Co., Ltd.                                     2,200     107,812
#   Oiles Corp.                                             143,150   2,981,574

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Okabe Co., Ltd.                                         246,000 $ 2,533,480
    Okada Aiyon Corp.                                        32,200     622,394
#   Okamoto Machine Tool Works, Ltd.                         25,399   1,118,180
    Okamura Corp.                                           425,300   5,952,262
#   OKK Corp.                                                45,900     556,498
    OKUMA Corp.                                             169,800  11,721,688
    Okumura Corp.                                           199,880   8,646,775
    Onoken Co., Ltd.                                        108,500   1,938,226
    Organo Corp.                                             46,800   1,547,075
    Origin Electric Co., Ltd.                                34,600     563,601
    OSG Corp.                                               412,700  10,494,029
    OSJB Holdings Corp.                                     856,600   2,534,093
    Outsourcing, Inc.                                       498,400   9,443,196
    Oyo Corp.                                               135,800   1,814,309
#   Paraca, Inc.                                             33,100     821,751
    Parker Corp.                                             30,000     200,397
    Pasco Corp.                                             137,000     417,602
    Pasona Group, Inc.                                      112,200   2,423,258
#   Pegasus Sewing Machine Manufacturing Co., Ltd.          140,500     981,785
    Penta-Ocean Construction Co., Ltd.                    1,890,000  14,602,360
    Pilot Corp.                                             235,600  11,708,490
#   Prestige International, Inc.                            312,700   4,104,622
    Pronexus, Inc.                                          125,000   1,686,736
    PS Mitsubishi Construction Co., Ltd.                    199,600   1,741,068
    Punch Industry Co., Ltd.                                108,500   1,412,452
    Quick Co., Ltd.                                          65,100   1,008,666
    Raito Kogyo Co., Ltd.                                   328,900   3,734,379
#   Rasa Corp.                                               53,000     480,539
*   Refinverse, Inc.                                          2,600      81,542
    Relia, Inc.                                             285,100   3,458,960
    Rheon Automatic Machinery Co., Ltd.                     110,500   2,243,788
    Rix Corp.                                                 7,800     135,718
    Ryobi, Ltd.                                             173,440   5,180,105
    S LINE Co., Ltd.                                         12,100     133,421
    Sakai Heavy Industries, Ltd.                             26,800   1,161,299
    Sakai Moving Service Co., Ltd.                           68,600   3,287,951
#*  Sanix, Inc.                                             173,800     383,681
    Sanki Engineering Co., Ltd.                             282,700   3,203,585
    Sanko Gosei, Ltd.                                       100,200     761,912
#   Sanko Metal Industrial Co., Ltd.                         14,300     558,726
    Sankyo Tateyama, Inc.                                   169,600   2,386,012
    Sankyu, Inc.                                            250,200  11,678,114
#   Sanoyas Holdings Corp.                                  159,500     426,294
    Sansei Technologies, Inc.                                58,900     757,224
#   Sansha Electric Manufacturing Co., Ltd.                  65,200   1,003,086
    Sanyo Denki Co., Ltd.                                    57,800   4,620,359
    Sanyo Engineering & Construction, Inc.                   72,700     603,199
    Sanyo Industries, Ltd.                                    9,900     196,830
    Sanyo Trading Co., Ltd.                                  81,700   2,022,087
    Sata Construction Co., Ltd.                              88,499     367,548
    Sato Holdings Corp.                                     158,700   5,124,388
    Sato Shoji Corp.                                         80,500     924,654
#   Sawafuji Electric Co., Ltd.                               7,000     144,482

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    SBS Holdings, Inc.                                      127,800 $ 1,331,636
    SEC Carbon, Ltd.                                         11,400     729,583
#   Secom Joshinetsu Co., Ltd.                               32,000   1,281,049
    Seibu Electric Industry Co., Ltd.                        24,400     668,200
    Seika Corp.                                              65,500   1,769,865
    Seikitokyu Kogyo Co., Ltd.                              203,400   1,191,020
    Sekisui Jushi Corp.                                     184,400   4,209,315
    Senko Group Holdings Co., Ltd.                          691,900   4,977,330
    Senshu Electric Co., Ltd.                                51,200   1,505,727
    Shibusawa Warehouse Co., Ltd. (The)                      58,600   1,081,542
    Shibuya Corp.                                           108,000   4,633,028
    Shima Seiki Manufacturing, Ltd.                         105,400   7,650,448
    Shin Nippon Air Technologies Co., Ltd.                   86,280   1,211,855
#   Shin-Keisei Electric Railway Co., Ltd.                   36,199     721,035
    Shinmaywa Industries, Ltd.                              522,700   5,028,770
    Shinnihon Corp.                                         165,900   1,569,854
    Shinsho Corp.                                            35,500   1,284,309
    Shinwa Co., Ltd.                                         59,000   1,379,022
*   Shoko Co., Ltd.                                         407,000     511,588
    Showa Aircraft Industry Co., Ltd.                        35,137     469,011
#   SIGMAXYZ, Inc.                                           65,000     907,756
#   Sinfonia Technology Co., Ltd.                           806,000   3,466,205
    Sinko Industries, Ltd.                                  123,800   2,412,222
    Sintokogio, Ltd.                                        301,000   3,874,850
    Soda Nikka Co., Ltd.                                    108,500     644,305
#   Sodick Co., Ltd.                                        292,200   4,084,681
    Space Co., Ltd.                                          91,162   1,286,633
    Srg Takamiya Co., Ltd.                                  127,200     784,582
#   Star Micronics Co., Ltd.                                214,600   4,509,461
#   Subaru Enterprise Co., Ltd.                               8,500     557,805
    Sugimoto & Co., Ltd.                                     59,000   1,023,612
#   Sumiseki Holdings, Inc.                                 379,600     644,553
    Sumitomo Densetsu Co., Ltd.                             114,400   2,411,487
    Sumitomo Mitsui Construction Co., Ltd.                1,144,540   6,531,609
    Sumitomo Precision Products Co., Ltd.                   221,000     830,206
    Sumitomo Warehouse Co., Ltd. (The)                      778,000   5,800,329
*   SWCC Showa Holdings Co., Ltd.                           156,200   1,341,633
    Tacmina Corp.                                            13,100     217,270
    Tadano, Ltd.                                            607,400  10,632,819
    Taihei Dengyo Kaisha, Ltd.                              110,700   2,862,481
    Taiheiyo Kouhatsu, Inc.                                  44,200     420,823
    Taikisha, Ltd.                                          154,800   5,408,473
    Taisei Oncho Co., Ltd.                                    5,300     101,349
*   Takagi Seiko Corp.                                        7,600     307,908
    Takamatsu Construction Group Co., Ltd.                   87,900   2,505,654
    Takamatsu Machinery Co., Ltd.                            16,700     214,806
#   Takano Co., Ltd.                                         53,500     540,661
    Takaoka Toko Co., Ltd.                                   76,820   1,232,929
#   Takara Printing Co., Ltd.                                52,755     842,742
    Takara Standard Co., Ltd.                               242,800   4,018,932
    Takasago Thermal Engineering Co., Ltd.                  326,000   6,172,250
    Takashima & Co., Ltd.                                    26,600     564,671
    Takeei Corp.                                            138,100   1,758,758

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Takeuchi Manufacturing Co., Ltd.                        245,900 $ 6,399,867
    Takigami Steel Construction Co., Ltd. (The)               5,300     290,757
    Takisawa Machine Tool Co., Ltd.                          40,300     908,396
    Takuma Co., Ltd.                                        438,000   5,951,788
    Tanabe Engineering Corp.                                 30,100     361,137
    Tanabe Management Consulting Co., Ltd.                    5,100      85,715
    Tanseisha Co., Ltd.                                     223,349   2,516,055
    Tatsuta Electric Wire and Cable Co., Ltd.               272,600   2,017,635
    TECHNO ASSOCIE Co., Ltd.                                 56,800     718,999
    Techno Ryowa, Ltd.                                       69,390     542,492
#   Techno Smart Corp.                                       49,300     833,662
    TechnoPro Holdings, Inc.                                223,400  12,267,960
    Teikoku Electric Manufacturing Co., Ltd.                126,300   1,734,833
#   Teikoku Sen-I Co., Ltd.                                 122,900   2,680,030
    Tekken Corp.                                             76,400   2,306,979
    Tenox Corp.                                              19,200     202,431
#   Teraoka Seisakusho Co., Ltd.                             62,800     549,492
    Terasaki Electric Co., Ltd.                              21,600     314,690
*   Toa Corp.                                                92,900   2,544,827
    TOA ROAD Corp.                                           26,600   1,054,772
    Toba, Inc.                                                4,800     150,491
    Tobishima Corp.                                       1,220,300   2,025,923
    Tocalo Co., Ltd.                                         92,900   4,666,332
    Toda Corp.                                            1,071,000   8,438,179
    Toenec Corp.                                             53,200   1,600,362
#   Togami Electric Manufacturing Co., Ltd.                  16,800     381,315
    TOKAI Holdings Corp.                                    546,400   5,276,961
    Tokai Lease Co., Ltd.                                    17,000     346,463
    Tokyo Energy & Systems, Inc.                            148,800   1,513,191
#   Tokyo Keiki, Inc.                                        84,199   1,069,716
#*  Tokyo Kikai Seisakusho, Ltd.                              1,700       9,285
    Tokyo Sangyo Co., Ltd.                                  122,200     663,559
    Tokyu Construction Co., Ltd.                            539,500   5,868,111
    Toli Corp.                                              313,400   1,258,424
    Tomoe Corp.                                             176,000     982,894
#   Tomoe Engineering Co., Ltd.                              48,900     906,318
    Tonami Holdings Co., Ltd.                                38,700   1,967,533
    Toppan Forms Co., Ltd.                                  304,700   3,440,445
#   Torishima Pump Manufacturing Co., Ltd.                  127,100   1,295,720
    Toshiba Machine Co., Ltd.                               740,000   6,070,180
    Toshiba Plant Systems & Services Corp.                  289,650   5,713,424
#   Tosho Printing Co., Ltd.                                143,999   1,293,978
#   Totech Corp.                                             47,700   1,424,361
    Totetsu Kogyo Co., Ltd.                                 158,200   5,136,712
    Totoku Electric Co., Ltd.                                17,200     496,529
    Toyo Construction Co., Ltd.                             504,600   2,890,962
#   Toyo Denki Seizo K.K.                                    48,900     892,011
#   Toyo Engineering Corp.                                  200,679   2,446,929
    Toyo Logistics Co., Ltd.                                  8,600      26,165
    Toyo Machinery & Metal Co., Ltd.                        100,900   1,025,512
    Toyo Tanso Co., Ltd.                                     75,300   2,607,722
#   Toyo Wharf & Warehouse Co., Ltd.                         41,300     690,386
    Trancom Co., Ltd.                                        50,100   3,731,874

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
Industrials -- (Continued)
    Trinity Industrial Corp.                              32,000 $      334,258
    Trusco Nakayama Corp.                                335,300      9,940,536
    Trust Tech, Inc.                                      54,400      1,590,290
#   Tsubaki Nakashima Co., Ltd.                          244,800      6,990,959
    Tsubakimoto Chain Co.                                778,700      6,575,724
    Tsubakimoto Kogyo Co., Ltd.                           26,500        779,273
#*  Tsudakoma Corp.                                      320,000        876,976
    Tsugami Corp.                                        375,000      5,605,271
    Tsukishima Kikai Co., Ltd.                           174,400      2,265,105
    Tsurumi Manufacturing Co., Ltd.                      117,000      2,234,379
    TTK Co., Ltd.                                         67,000        392,679
    Uchida Yoko Co., Ltd.                                 59,400      1,837,642
#   Ueki Corp.                                            34,800        869,223
    Union Tool Co.                                        56,400      2,227,344
    Ushio, Inc.                                          697,500     10,696,759
#*  UT Group Co., Ltd.                                   161,000      5,302,281
    Utoc Corp.                                            98,700        447,976
    Wakachiku Construction Co., Ltd.                     105,200      1,681,686
    Wakita & Co., Ltd.                                   269,200      3,339,038
    WDB Holdings Co., Ltd.                                55,300      1,969,417
    Weathernews, Inc.                                     41,500      1,288,302
    Will Group, Inc.                                      76,900      1,449,446
#   World Holdings Co., Ltd.                              47,600      1,607,273
    Yahagi Construction Co., Ltd.                        175,600      1,481,519
    YAMABIKO Corp.                                       233,128      3,845,708
    YAMADA Consulting Group Co., Ltd.                     62,700      1,958,524
#   Yamashin-Filter Corp.                                193,800      2,537,781
#   Yamashina Corp.                                      485,400        649,175
    Yamato Corp.                                         104,900        820,821
#   Yamaura Corp.                                         51,200        443,465
    Yamazen Corp.                                        353,400      4,306,870
    Yasuda Logistics Corp.                               108,300      1,071,921
    Yokogawa Bridge Holdings Corp.                       214,100      5,514,368
    Yondenko Corp.                                        28,060        723,879
    Yuasa Trading Co., Ltd.                              108,500      3,883,992
    Yuken Kogyo Co., Ltd.                                 21,900        594,086
    Yumeshin Holdings Co., Ltd.                          283,900      3,350,063
    Yurtec Corp.                                         264,200      2,152,299
    Zaoh Co., Ltd.                                        13,800        254,661
    Zenitaka Corp. (The)                                  18,200      1,047,190
    Zuiko Corp.                                           26,200        898,138
                                                                 --------------
Total Industrials                                                 1,301,358,928
                                                                 --------------
Information Technology -- (13.5%)
#   A&D Co., Ltd.                                        113,900        835,468
#*  Access Co., Ltd.                                     236,400      2,444,699
    Ad-sol Nissin Corp.                                   38,100        487,017
#   Adtec Plasma Technology Co., Ltd.                     35,800        696,282
#   Aeria, Inc.                                           64,700      1,216,138
    AGS Corp.                                              5,000         40,231
    Ai Holdings Corp.                                    234,800      6,282,419
    Aichi Tokei Denki Co., Ltd.                           18,700        764,025

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
    Aiphone Co., Ltd.                                        71,900 $ 1,314,036
#*  Akatsuki, Inc.                                           24,300   1,482,346
*   Allied Telesis Holdings KK                              321,800     345,806
    Alpha Systems, Inc.                                      45,660   1,057,935
    Amano Corp.                                             401,300  10,906,383
    Anritsu Corp.                                           180,500   2,324,230
    AOI Electronic Co., Ltd.                                 30,300   1,588,732
*   Apic Yamada Corp.                                        71,800     421,301
    Argo Graphics, Inc.                                      54,300   1,851,421
    Arisawa Manufacturing Co., Ltd.                         200,900   2,128,930
#   ArtSpark Holdings, Inc.                                  44,300     590,897
#   Asahi Net, Inc.                                         117,800     577,851
#   Ateam, Inc.                                              73,600   1,851,385
#*  Atrae, Inc.                                               8,200     833,639
#   Aval Data Corp.                                          20,700     514,736
    Axell Corp.                                              44,900     358,734
#*  Bengo4.com, Inc.                                         45,600     712,828
*   BrainPad, Inc.                                           21,100     392,099
#   Broadband Tower, Inc.                                   263,100     483,255
    Broadleaf Co., Ltd.                                     289,800   2,973,669
    CAC Holdings Corp.                                       85,000     834,260
    Canon Electronics, Inc.                                 125,200   3,261,668
#   Capcom Co., Ltd.                                        265,000  10,137,343
    CCS, Inc.                                                 8,400     341,980
    CDS Co., Ltd.                                             6,500      79,481
    Chino Corp.                                              42,700     661,710
    Citizen Watch Co., Ltd.                               1,479,400  11,366,748
#   CMK Corp.                                               355,000   3,489,168
#   COLOPL, Inc.                                            338,100   2,960,472
#   Computer Engineering & Consulting, Ltd.                  85,500   2,500,172
    Computer Institute of Japan, Ltd.                        96,600     631,855
    Comture Corp.                                            67,300   2,207,347
    CONEXIO Corp.                                           102,600   2,280,427
#   Core Corp.                                               41,400     538,611
    Cresco, Ltd.                                             34,400   1,377,795
    CROOZ, Inc.                                               2,400      58,639
    Cube System, Inc.                                        48,400     370,433
    Cybernet Systems Co., Ltd.                               48,200     322,967
#*  Cyberstep, Inc.                                          27,000     959,571
    Cybozu, Inc.                                            136,600     734,592
    Dai-ichi Seiko Co., Ltd.                                 55,600   1,568,747
#   Daiko Denshi Tsushin, Ltd.                               35,000     418,330
#   Daishinku Corp.                                          44,399     687,176
    Daitron Co., Ltd.                                        56,600   1,238,609
    Daiwabo Holdings Co., Ltd.                              118,600   5,287,032
*   DDS, Inc.                                                30,400     164,918
    Denki Kogyo Co., Ltd.                                    73,000   2,072,543
    Densan System Co., Ltd.                                  38,600     729,044
#   Designone Japan, Inc.                                    40,400     470,965
    Dexerials Corp.                                         335,200   4,675,134
    Digital Arts, Inc.                                       69,100   2,570,939
    Digital Information Technologies Corp.                   26,600     841,573
    Dip Corp.                                               202,400   6,461,913

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
    DKK-Toa Corp.                                             44,300 $  469,151
    Double Standard, Inc.                                      6,500    496,457
*   Drecom Co., Ltd.                                          70,900    817,124
    DTS Corp.                                                133,300  4,877,284
    E-Guardian, Inc.                                          61,000  1,534,923
    Eizo Corp.                                               108,300  5,101,082
#   Elecom Co., Ltd.                                         111,200  2,655,977
    Elematec Corp.                                            52,271  1,279,754
#*  Enigmo, Inc.                                              73,800    833,426
    Enomoto Co., Ltd.                                         23,500    423,719
    Enplas Corp.                                              63,100  2,379,188
    ESPEC Corp.                                              128,600  3,614,050
#   Excel Co., Ltd.                                           44,000  1,081,829
    F@N Communications, Inc.                                 303,400  2,462,567
#   Faith, Inc.                                               47,510    575,434
    Fenwal Controls of Japan, Ltd.                            20,600    326,192
    Ferrotec Holdings Corp.                                  247,900  6,504,227
#*  FFRI, Inc.                                                24,500    939,402
#*  FIRSTLOGIC, Inc.                                          26,800    244,421
#   Fixstars Corp.                                            25,400  1,495,762
#*  Flight Holdings, Inc.                                     60,400    458,844
    Forval Corp.                                              37,900    294,964
#   FTGroup Co., Ltd.                                         74,000    686,757
    Fuji Soft, Inc.                                          137,200  4,724,327
    Fujitsu Frontech, Ltd.                                    75,300  1,286,255
#   Fukui Computer Holdings, Inc.                             46,600  1,320,287
#*  Full Speed, Inc.                                          45,200    396,165
    Furuno Electric Co., Ltd.                                164,500  1,239,762
    Future Corp.                                             167,100  1,809,079
#   G Three Holdings Corp.                                   214,900    234,655
    GL Sciences, Inc.                                         41,700    835,543
#   GMO Cloud K.K.                                            26,700    566,970
#   GMO internet, Inc.                                       453,600  8,310,410
    Gree, Inc.                                               672,200  4,371,755
#*  Gunosy, Inc.                                              80,500  2,194,604
#   Gurunavi, Inc.                                           186,000  2,326,551
    Hagiwara Electric Co., Ltd.                               41,000  1,398,391
    Hakuto Co., Ltd.                                          97,100  1,748,999
#   Hearts United Group Co., Ltd.                             92,400  1,601,368
#   Hibino Corp.                                              27,500    489,862
    Hioki EE Corp.                                            63,300  2,046,753
    Hitachi Kokusai Electric, Inc.                           332,500  9,492,793
#   Hochiki Corp.                                            129,700  2,886,579
#   Hokuriku Electric Industry Co., Ltd.                      48,200    836,688
    Honda Tsushin Kogyo Co., Ltd.                            104,300  1,249,262
    Horiba, Ltd.                                              61,650  3,976,858
    Hosiden Corp.                                            362,000  6,023,049
    I-Net Corp.                                               71,890  1,101,481
#   I-O Data Device, Inc.                                     47,600    492,129
    Ibiden Co., Ltd.                                         435,178  6,783,726
    Icom, Inc.                                                72,300  1,715,711
#*  IGNIS, Ltd.                                               30,800    471,518
#   Ikegami Tsushinki Co., Ltd.                              385,000    625,770

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Ines Corp.                                               170,000 $1,790,981
    Infocom Corp.                                             80,400  1,787,268
    Infomart Corp.                                           624,900  4,424,861
    Information Development Co.                               42,700    546,733
    Information Services International-Dentsu, Ltd.           80,300  2,007,086
#   Innotech Corp.                                           111,100  1,088,845
#   Intelligent Wave, Inc.                                    68,500    466,849
    Inter Action Corp.                                        61,000    587,425
    Internet Initiative Japan, Inc.                          183,800  4,000,327
    Iriso Electronics Co., Ltd.                              120,400  7,640,367
*   Ishii Hyoki Co., Ltd.                                     29,000    388,113
#   Istyle, Inc.                                             299,000  3,019,648
#*  ITbook Co., Ltd.                                          98,700    561,403
    Itfor, Inc.                                              160,800  1,301,466
    ITmedia, Inc.                                              6,200     48,493
*   Itokuro, Inc.                                             23,600  1,534,869
    Iwatsu Electric Co., Ltd.                                 63,700    492,546
    Japan Aviation Electronics Industry, Ltd.                311,000  5,228,237
#   Japan Cash Machine Co., Ltd.                              99,000  1,074,459
#*  Japan Display, Inc.                                    2,393,000  5,207,292
#   Japan Material Co., Ltd.                                 130,500  5,132,672
#   Jastec Co., Ltd.                                          82,900    998,541
    JBCC Holdings, Inc.                                      100,600  1,101,886
#*  JIG-SAW, Inc.                                             22,600  1,145,663
    Justsystems Corp.                                        211,900  4,103,843
    Kaga Electronics Co., Ltd.                               113,900  3,140,227
#*  Kamakura Shinsho, Ltd.                                    20,100    433,080
    Kanematsu Electronics, Ltd.                               80,100  2,371,066
    KAYAC, Inc.                                               21,200    261,083
    KEL Corp.                                                 21,900    327,458
#   KLab, Inc.                                               222,600  3,857,589
    Koa Corp.                                                195,900  4,766,509
    Kozo Keikaku Engineering, Inc.                            18,000    379,500
    Kyoden Co., Ltd.                                         121,700    539,242
    Kyoei Sangyo Co., Ltd.                                       600     11,770
    Kyosan Electric Manufacturing Co., Ltd.                  252,000  1,793,649
    Kyowa Electronics Instruments Co., Ltd.                  144,400    607,014
#   LAC Co., Ltd.                                            101,400  1,620,385
    Lasertec Corp.                                           255,200  9,141,268
    LECIP Holdings Corp.                                       3,800     31,889
#   m-up, Inc.                                                36,000    407,306
    Macnica Fuji Electronics Holdings, Inc.                  213,450  5,919,055
    Mamezou Holdings Co., Ltd.                               115,200  1,403,650
#   MarkLines Co., Ltd.                                       64,100  1,087,165
    Marubun Corp.                                            103,000  1,095,789
    Maruwa Co., Ltd.                                          61,000  5,463,321
#   Marvelous, Inc.                                          206,300  1,864,108
    Maxell Holdings, Ltd.                                    220,300  5,089,577
    MCJ Co., Ltd.                                            231,200  2,625,039
#   Media Do Holdings Co., Ltd.                               42,900    888,899
#   Megachips Corp.                                          112,600  4,280,981
    Meiko Electronics Co., Ltd.                              133,000  2,508,782
    Melco Holdings, Inc.                                      63,300  2,193,836

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
#   Mimaki Engineering Co., Ltd.                             113,700 $1,231,131
    Mimasu Semiconductor Industry Co., Ltd.                  113,181  2,352,552
#   Miraial Co., Ltd.                                         43,300    892,118
    Miroku Jyoho Service Co., Ltd.                           115,700  3,545,807
    Mitachi Co., Ltd.                                          6,900    115,370
#   Mitsubishi Research Institute, Inc.                       46,900  1,591,713
#   Mitsui High-Tec, Inc.                                    164,500  3,192,711
#   Mobile Create Co., Ltd.                                   59,800    198,551
#   Mobile Factory, Inc.                                      33,200    432,368
#*  Morpho, Inc.                                              30,400  1,311,882
#   MTI, Ltd.                                                199,300  1,169,314
    Mutoh Holdings Co., Ltd.                                  14,600    333,062
#*  Mynet, Inc.                                               25,600    419,508
    Nagano Keiki Co., Ltd.                                    83,000  1,000,265
    Naigai Tec Corp.                                          12,100    452,276
    Nakayo, Inc.                                              78,000  1,541,404
    NEC Networks & System Integration Corp.                  152,500  4,086,409
    NET One Systems Co., Ltd.                                536,600  8,127,237
#*  New Japan Radio Co., Ltd.                                 96,000    812,849
#   Nexyz Group Corp.                                         48,000    868,508
    Nichicon Corp.                                           311,900  4,203,608
#   Nihon Dempa Kogyo Co., Ltd.                              106,600    772,818
    Nihon Denkei Co., Ltd.                                    25,100    558,639
    Nihon Unisys, Ltd.                                       466,775  9,838,047
    Nippon Ceramic Co., Ltd.                                  62,200  1,755,041
    Nippon Chemi-Con Corp.                                   103,700  3,519,443
    Nippon Information Development Co., Ltd.                   4,200    143,240
#   Nippon Kodoshi Corp.                                      54,900  1,697,900
    Nippon Signal Co., Ltd.                                  360,300  3,796,186
    Nippon Systemware Co., Ltd.                               45,500  1,078,470
    Nohmi Bosai, Ltd.                                        136,100  2,520,748
#   Noritsu Koki Co., Ltd.                                   127,400  3,199,222
    NS Solutions Corp.                                       171,100  4,610,720
    NSD Co., Ltd.                                            230,980  4,884,069
#   Nuflare Technology, Inc.                                  29,800  1,924,758
#*  Ohizumi Mfg. Co., Ltd.                                    35,200    396,272
#   Okaya Electric Industries Co., Ltd.                       73,000    513,346
#   Oki Electric Industry Co., Ltd.                          522,400  7,603,325
    ONO Sokki Co., Ltd.                                       58,400    477,837
    Optex Group Co., Ltd.                                     94,700  6,064,428
#*  Optim Corp.                                               26,100    619,871
    Osaki Electric Co., Ltd.                                 271,600  2,001,073
#   Oval Corp.                                                31,600     91,557
#   Paltek Corp.                                              38,500    277,804
    PCA Corp.                                                  2,500     40,231
#   PCI Holdings, Inc.                                        23,100    797,911
    Poletowin Pitcrew Holdings, Inc.                          93,100  1,959,433
    Pro-Ship, Inc.                                            17,300    366,992
#   Rakus Co., Ltd.                                           38,300  1,181,137
#   RECOMM Co., Ltd.                                         263,500    891,570
    Renesas Easton Co., Ltd.                                  87,700    645,449
    Riken Keiki Co., Ltd.                                    109,100  2,459,219
    Riso Kagaku Corp.                                        171,600  3,240,860

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
Information Technology -- (Continued)
    Roland DG Corp.                                          84,700 $ 2,493,583
#   Rorze Corp.                                              68,500   1,714,744
    RS Technologies Co., Ltd.                                23,300   1,533,291
    Ryoden Corp.                                             97,000   1,708,140
    Ryosan Co., Ltd.                                        188,800   7,257,449
#   Ryoyo Electro Corp.                                     132,600   2,353,276
    Saison Information Systems Co., Ltd.                     17,700     437,540
#   Sakura Internet, Inc.                                   131,500   1,003,505
    Sanken Electric Co., Ltd.                               779,000   5,712,043
    Sanshin Electronics Co., Ltd.                           151,900   2,868,806
#   Satori Electric Co., Ltd.                                85,880     896,915
#   Saxa Holdings, Inc.                                      32,600     631,962
#   Scala, Inc.                                              91,500     694,990
#   Seikoh Giken Co., Ltd.                                   13,800     238,517
    Shibaura Electronics Co., Ltd.                           49,000   2,769,319
    Shibaura Mechatronics Corp.                             222,000     944,801
*   SHIFT, Inc.                                              44,900   1,808,790
    Shindengen Electric Manufacturing Co., Ltd.              51,000   4,723,837
#*  Shinkawa, Ltd.                                          112,200   1,522,631
    Shinko Electric Industries Co., Ltd.                    445,700   3,791,074
    Shinko Shoji Co., Ltd.                                  135,600   2,635,797
#   Shirai Electronics Industrial Co., Ltd.                  61,600     434,071
#   Shizuki Electric Co., Inc.                              121,400   1,085,569
#   Showa Shinku Co., Ltd.                                   23,300     541,106
    Showcase TV, Inc.                                        19,100     294,269
    Sigma Koki Co., Ltd.                                     27,600     643,254
#   Siix Corp.                                              102,800   4,671,031
#   SK-Electronics Co., Ltd.                                 48,000     941,789
    SMK Corp.                                               333,000   1,472,600
#   SMS Co., Ltd.                                           212,600   7,555,762
    Softbank Technology Corp.                                70,300   1,359,980
#   Softbrain Co., Ltd.                                     125,200     510,993
    Softcreate Holdings Corp.                                50,900     686,890
#   Soliton Systems K.K.                                     52,900     827,392
#   Soshin Electric Co., Ltd.                                58,400     424,319
#   Sourcenext Corp.                                        172,600   1,154,350
    SRA Holdings                                             69,100   2,468,906
#   Sumida Corp.                                            170,649   3,233,938
#   Sun Corp.                                               104,900     679,927
    Sun-Wa Technos Corp.                                     61,000   1,398,476
    Suzuden Corp.                                            26,100     426,988
    Suzuki Co., Ltd.                                         52,700     626,315
*   Synchro Food Co., Ltd.                                   10,900     321,306
    System Information Co., Ltd.                             26,300     294,187
#   Systemsoft Corp.                                        278,600     373,142
    Systena Corp.                                           109,900   3,793,339
    Tachibana Eletech Co., Ltd.                             107,560   2,108,579
    Taiyo Yuden Co., Ltd.                                   698,900  11,827,886
    Takachiho Koheki Co., Ltd.                               16,100     174,650
    TAKEBISHI Corp.                                          39,600     689,743
    Tamura Corp.                                            495,600   3,933,693
#   Tazmo Co., Ltd.                                          43,800     812,584
    TDC Soft, Inc.                                           50,100     577,358

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
Information Technology -- (Continued)
#*  Teac Corp.                                             819,000 $    338,589
    TechMatrix Corp.                                       102,800    1,957,790
#   Tecnos Japan, Inc.                                     103,000      872,459
    Teikoku Tsushin Kogyo Co., Ltd.                         52,500      668,720
    TESEC Corp.                                             18,200      373,977
    TIS, Inc.                                               50,201    1,781,165
    TKC Corp.                                              119,800    4,376,331
    Toho System Science Co., Ltd.                            3,100       23,632
    Tokyo Electron Device, Ltd.                             42,900      898,748
    Tokyo Seimitsu Co., Ltd.                               253,700   11,108,504
#   Tomen Devices Corp.                                      9,700      286,529
    Topcon Corp.                                           567,800   14,455,825
#   Torex Semiconductor, Ltd.                               42,400      667,946
    Toshiba TEC Corp.                                      844,000    5,129,626
#   Toukei Computer Co., Ltd.                               22,710      658,981
    Towa Corp.                                             139,700    2,981,689
    Toyo Corp.                                             155,200    1,416,320
    Transcosmos, Inc.                                      107,100    2,848,483
#   Tri Chemical Laboratories, Inc.                         37,500    1,722,004
    Tsuzuki Denki Co., Ltd.                                 27,600      251,888
#   UKC Holdings Corp.                                      86,600    1,847,046
#   UMC Electronics Co Ltd                                  35,200    1,064,582
    Uniden Holdings Corp.                                  406,000    1,228,796
    UNIRITA, Inc.                                            7,300      125,877
#   UNITED, Inc.                                            82,600    2,625,211
    V Technology Co., Ltd.                                  29,900    5,955,261
#*  V-Cube, Inc.                                            89,200      439,775
#   VeriServe Corp.                                         13,400      450,717
    Vitec Holdings Co., Ltd.                                55,000      917,746
    Voyage Group, Inc.                                      60,300      824,551
#   YAC Holdings Co., Ltd.                                  52,800      547,750
    Yamaichi Electronics Co., Ltd.                         136,500    2,846,995
    Yashima Denki Co., Ltd.                                112,800      991,928
    Yokowo Co., Ltd.                                        95,500    1,896,017
#   Zappallas, Inc.                                         55,900      208,053
#*  ZIGExN Co., Ltd.                                       221,800    2,306,993
    Zuken, Inc.                                             99,900    1,685,835
                                                                   ------------
Total Information Technology                                        640,351,598
                                                                   ------------
Materials -- (10.2%)
    Achilles Corp.                                         101,900    2,167,659
    ADEKA Corp.                                            564,600   10,025,098
    Agro-Kanesho Co., Ltd.                                  68,400    1,457,685
    Aichi Steel Corp.                                       77,200    3,177,139
    Arakawa Chemical Industries, Ltd.                      113,800    2,333,499
    Araya Industrial Co., Ltd.                              26,800      682,598
#   Asahi Holdings, Inc.                                   182,350    3,620,361
    Asahi Printing Co., Ltd.                                13,900      177,285
    Asahi Yukizai Corp.                                     93,100    1,738,482
    Asahipen Corp.                                          21,000       38,488
    Asia Pile Holdings Corp.                               176,900    1,154,919
    C Uyemura & Co., Ltd.                                   30,000    2,362,242

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
#   Carlit Holdings Co., Ltd.                                135,700 $1,587,928
    Chuetsu Pulp & Paper Co., Ltd.                            55,200  1,015,281
#*  Chugai Mining Co., Ltd.                                1,012,400    250,229
#   Chugoku Marine Paints, Ltd.                              403,000  3,514,361
    CI Takiron Corp.                                         330,000  2,378,210
    CK-San-Etsu Co., Ltd.                                     11,300    486,444
    Dai Nippon Toryo Co., Ltd.                               157,500  2,516,804
    Daido Steel Co., Ltd.                                    131,300  7,766,645
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                   131,500  1,777,457
    Daiken Corp.                                              98,800  2,593,475
    Daiki Aluminium Industry Co., Ltd.                       189,300  1,551,212
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.                                                    83,500  4,103,544
#   Daio Paper Corp.                                         425,100  5,816,137
    DKS Co., Ltd.                                            287,000  2,345,974
    Dowa Holdings Co., Ltd.                                   13,400    558,527
    Dynapac Co., Ltd.                                          7,200    113,410
    FP Corp.                                                 132,600  7,005,461
    Fuji Seal International, Inc.                            274,400  9,545,691
    Fujikura Kasei Co., Ltd.                                 166,000  1,063,524
    Fujimi, Inc.                                             122,100  2,924,714
    Fujimori Kogyo Co., Ltd.                                 102,700  3,692,182
#   Fumakilla, Ltd.                                           50,501  1,129,417
#   Fuso Chemical Co., Ltd.                                  115,300  3,320,387
    Geostr Corp.                                              89,500    652,978
    Godo Steel, Ltd.                                          77,700  1,598,691
    Gun-Ei Chemical Industry Co., Ltd.                        28,600  1,035,996
    Hakudo Co., Ltd.                                          32,500    753,758
#   Haneda Zenith Holdings Co., Ltd.                         218,200    867,505
    Harima Chemicals Group, Inc.                              90,300    736,360
#   Hodogaya Chemical Co., Ltd.                               41,300  2,272,229
    Hokkan Holdings, Ltd.                                    278,000  1,089,637
    Hokko Chemical Industry Co., Ltd.                        126,900    927,501
    Hokuetsu Kishu Paper Co., Ltd.                           814,899  5,354,711
    Honshu Chemical Industry Co., Ltd.                        24,100    321,637
#   Ise Chemical Corp.                                        74,000    462,342
    Ishihara Chemical Co., Ltd.                               13,800    294,049
*   Ishihara Sangyo Kaisha, Ltd.                             229,050  4,342,784
    Ishizuka Glass Co., Ltd.                                  16,200    428,166
    JCU Corp.                                                 73,900  3,559,095
    JSP Corp.                                                 79,300  2,646,065
#   Kanto Denka Kogyo Co., Ltd.                              283,400  3,345,398
    Katakura & Co-op Agri Corp.                               21,500    274,915
    Kawakin Holdings Co., Ltd.                                11,000     50,543
    KeePer Technical Laboratory Co., Ltd.                     42,900    590,405
#   KH Neochem Co., Ltd.                                     121,500  3,550,661
    Kimoto Co., Ltd.                                         228,000    867,245
    Koatsu Gas Kogyo Co., Ltd.                               184,293  1,556,843
#   Kogi Corp.                                                 5,499    108,692
    Kohsoku Corp.                                             62,800    778,062
    Konishi Co., Ltd.                                        199,600  3,644,230
#   Konoshima Chemical Co., Ltd.                              36,700    407,645
    Krosaki Harima Corp.                                      33,300  1,409,762
#   Kumiai Chemical Industry Co., Ltd.                       634,387  4,109,717

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
    Kureha Corp.                                            100,350 $ 7,229,246
    Kurimoto, Ltd.                                           63,300   1,450,587
    Kuriyama Holdings Corp.                                  43,900   1,086,756
#   Kyoei Steel, Ltd.                                       147,300   2,686,353
    Kyowa Leather Cloth Co., Ltd.                            79,300     717,434
    Lintec Corp.                                            298,300   8,546,367
#   MEC Co., Ltd.                                           111,500   2,334,756
    Mipox Corp.                                              54,200     409,827
    Mitani Sekisan Co., Ltd.                                 51,600   1,204,378
*   Mitsubishi Paper Mills, Ltd.                            191,500   1,253,238
    Mitsubishi Steel Manufacturing Co., Ltd.                 91,700   2,368,565
#   Molitec Steel Co., Ltd.                                  79,300     767,116
#   MORESCO Corp.                                            43,300     850,901
    Mory Industries, Inc.                                    35,500   1,369,326
*   Muto Seiko Co.                                           30,900     507,623
    Nakayama Steel Works, Ltd.                              135,300     925,101
    Neturen Co., Ltd.                                       225,300   2,446,445
#*  New Japan Chemical Co., Ltd.                            200,600     525,280
    Nicca Chemical Co., Ltd.                                 42,300     473,840
    Nichia Steel Works, Ltd.                                164,900     572,476
#   Nihon Kagaku Sangyo Co., Ltd.                            83,200   1,304,578
    Nihon Nohyaku Co., Ltd.                                 330,000   1,941,083
    Nihon Parkerizing Co., Ltd.                             581,400  10,105,252
    Nihon Yamamura Glass Co., Ltd.                          580,000     995,736
    Nippon Carbide Industries Co., Inc.                      47,900     912,676
    Nippon Chemical Industrial Co., Ltd.                     47,700   1,179,039
    Nippon Concrete Industries Co., Ltd.                    293,500   1,310,954
    Nippon Denko Co., Ltd.                                  725,314   3,411,141
    Nippon Fine Chemical Co., Ltd.                           81,000     984,462
    Nippon Kinzoku Co., Ltd.                                 31,500     860,255
    Nippon Koshuha Steel Co., Ltd.                           50,899     454,879
    Nippon Light Metal Holdings Co., Ltd.                 3,824,100  11,280,784
    Nippon Paper Industries Co., Ltd.                       471,500   8,976,846
    Nippon Pillar Packing Co., Ltd.                         142,800   2,496,414
    Nippon Soda Co., Ltd.                                   754,000   5,194,069
    Nippon Valqua Industries, Ltd.                          104,499   3,176,630
#*  Nippon Yakin Kogyo Co., Ltd.                            831,300   2,368,011
#   Nisshin Steel Co., Ltd.                                 320,992   5,412,020
    Nitta Gelatin, Inc.                                      83,100     637,489
    Nittetsu Mining Co., Ltd.                                36,700   2,643,679
    Nitto FC Co., Ltd.                                      106,200     779,613
    NOF Corp.                                               445,000  11,977,350
    Nozawa Corp.                                             46,600     681,804
    Oat Agrio Co., Ltd.                                      18,300     481,252
    Okamoto Industries, Inc.                                356,000   4,032,134
    Okura Industrial Co., Ltd.                              294,000   1,789,920
#   Osaka Organic Chemical Industry, Ltd.                   103,700   1,635,418
#   Osaka Soda Co., Ltd.                                     90,599   2,332,930
    Osaka Steel Co., Ltd.                                    87,800   1,839,369
#   OSAKA Titanium Technologies Co., Ltd.                   127,400   3,321,747
#*  Pacific Metals Co., Ltd.                                107,299   3,528,655
    Pack Corp. (The)                                         85,200   2,938,749
#   Rasa Industries, Ltd.                                    50,400   1,194,778

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
    Rengo Co., Ltd.                                       1,134,800 $ 9,208,196
    Riken Technos Corp.                                     234,300   1,335,389
    Sakai Chemical Industry Co., Ltd.                       114,000   3,201,923
    Sakata INX Corp.                                        259,900   4,406,386
    Sanyo Chemical Industries, Ltd.                          76,700   4,064,696
    Sanyo Special Steel Co., Ltd.                           141,160   3,583,609
#   Seiko PMC Corp.                                          70,600     781,137
    Sekisui Plastics Co., Ltd.                              168,600   2,144,264
    Shikoku Chemicals Corp.                                 243,000   4,052,229
    Shin-Etsu Polymer Co., Ltd.                             285,700   3,447,278
    Shinagawa Refractories Co., Ltd.                         41,700   1,265,520
#   Shinko Wire Co., Ltd.                                    18,400     283,371
    SK Kaken Co., Ltd.                                        8,000     913,862
    Soken Chemical & Engineering Co., Ltd.                   35,100     769,024
#   Stella Chemifa Corp.                                     70,800   2,406,353
    Sumitomo Bakelite Co., Ltd.                           1,112,000   9,552,100
    Sumitomo Osaka Cement Co., Ltd.                       2,368,000  11,148,006
    Sumitomo Seika Chemicals Co., Ltd.                       64,600   3,372,196
    Sun A Kaken Co., Ltd.                                     9,300      73,508
    T Hasegawa Co., Ltd.                                    159,500   3,314,844
#   T&K Toka Co., Ltd.                                      121,900   1,638,790
    Taisei Lamick Co., Ltd.                                  39,400   1,184,418
    Taiyo Holdings Co., Ltd.                                111,500   5,441,205
    Takasago International Corp.                             92,200   2,854,108
    Taki Chemical Co., Ltd.                                   4,900     253,707
    Tayca Corp.                                             108,500   3,324,796
    Tenma Corp.                                             111,300   2,226,006
#   Titan Kogyo, Ltd.                                         1,800      50,160
    Toagosei Co., Ltd.                                      685,700   8,874,388
#   Toda Kogyo Corp.                                         25,300   1,064,014
    Toho Acetylene Co., Ltd.                                 12,700     183,623
    Toho Chemical Industry Co., Ltd.                         33,000     229,223
    Toho Titanium Co., Ltd.                                 222,000   3,148,426
    Toho Zinc Co., Ltd.                                      85,699   5,221,389
    Tohoku Steel Co., Ltd.                                   11,900     266,649
    Tokai Carbon Co., Ltd.                                  650,200   9,476,169
    Tokushu Tokai Paper Co., Ltd.                            61,858   2,376,012
    Tokuyama Corp.                                          462,998  14,740,926
    Tokyo Ohka Kogyo Co., Ltd.                              227,700  10,453,606
    Tokyo Printing Ink Manufacturing Co., Ltd.                6,900     270,827
    Tokyo Rope Manufacturing Co., Ltd.                      103,400   1,743,446
#   Tokyo Steel Manufacturing Co., Ltd.                     845,800   7,505,021
    Tokyo Tekko Co., Ltd.                                    50,200     908,118
    Tomoegawa Co., Ltd.                                     166,000     505,099
    Tomoku Co., Ltd.                                         72,000   1,451,300
    Topy Industries, Ltd.                                   108,500   3,541,850
    Toyo Gosei Co., Ltd.                                     34,600     623,032
    Toyo Ink SC Holdings Co., Ltd.                        1,204,000   7,332,577
    Toyo Kohan Co., Ltd.                                    330,000   1,700,260
    Toyobo Co., Ltd.                                        568,800  10,854,476
#   TYK Corp.                                               147,300     600,418
#   UACJ Corp.                                              216,541   5,842,212
    W-Scope Corp.                                            21,600     426,571

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
    Wood One Co., Ltd.                                      45,700 $    733,543
    Yamato Kogyo Co., Ltd.                                 260,500    7,463,798
    Yodogawa Steel Works, Ltd.                             136,700    4,239,462
    Yotai Refractories Co., Ltd.                           106,600      640,879
    Yuki Gosei Kogyo Co., Ltd.                              36,200      100,395
    Yushiro Chemical Industry Co., Ltd.                     69,000    1,103,738
                                                                   ------------
Total Materials                                                     483,853,950
                                                                   ------------
Real Estate -- (2.0%)
#   AD Works Co., Ltd.                                   1,163,200      480,135
    Airport Facilities Co., Ltd.                           137,270      836,554
    Anabuki Kosan, Inc.                                      3,200       97,227
    Aoyama Zaisan Networks Co., Ltd.                        57,400      882,566
#   Apaman Co., Ltd.                                        77,300      620,779
    Arealink Co., Ltd.                                      59,400    1,306,779
#*  Ascot Corp.                                             67,700      224,676
    Cosmos Initia Co., Ltd.                                 32,300      278,937
#   CRE, Inc.                                               30,400      460,174
    Daibiru Corp.                                          307,900    3,893,278
    Daikyo, Inc.                                           195,000    4,133,578
#   Dear Life Co., Ltd.                                    108,600      668,105
#   Goldcrest Co., Ltd.                                    111,090    2,463,276
    Grandy House Corp.                                     101,200      528,546
    Heiwa Real Estate Co., Ltd.                            236,600    4,665,660
#   Ichigo, Inc.                                         1,513,000    6,278,215
    Intellex Co., Ltd.                                      17,800      203,908
    Investors Cloud Co., Ltd.                              166,000    2,584,840
#*  Japan Asset Marketing Co., Ltd.                      1,649,800    2,011,657
#   Japan Property Management Center Co., Ltd.              87,700    1,412,477
    Kabuki-Za Co., Ltd.                                     30,400    1,651,829
    Keihanshin Building Co., Ltd.                          230,800    1,909,501
    Kenedix, Inc.                                        1,182,700    7,536,243
#*  LAND Co., Ltd.                                       1,077,300      165,173
    Leopalace21 Corp.                                    1,598,200   13,277,042
    Mugen Estate Co., Ltd.                                  73,300      803,664
#   Nippon Commercial Development Co., Ltd.                 65,700    1,094,286
    Nisshin Fudosan Co.                                    199,700    1,709,063
    Open House Co., Ltd.                                   126,200    7,419,088
    Properst Co., Ltd.                                      26,600       53,277
    Prospect Co., Ltd.                                   2,810,000    1,702,456
#   Raysum Co., Ltd.                                       107,100    1,643,434
    SAMTY Co., Ltd.                                        109,400    1,967,230
    Sankyo Frontier Co., Ltd.                               20,500      622,609
    Sansei Landic Co., Ltd.                                 27,800      329,328
#   Shinoken Group Co., Ltd.                                81,500    1,962,987
    Star Mica Co., Ltd.                                     78,400    1,417,422
    Sun Frontier Fudousan Co., Ltd.                        147,900    1,869,547
    Takara Leben Co., Ltd.                                 592,100    2,650,909
    TOC Co., Ltd.                                          407,150    3,518,271
#   Tokyo Rakutenchi Co., Ltd.                              20,700    1,082,052
#   Tokyo Theatres Co., Inc.                                46,799      633,649
    Tosei Corp.                                            217,300    2,686,255

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
Real Estate -- (Continued)
      Unizo Holdings Co., Ltd.                           152,900 $    4,408,426
      Urbanet Corp. Co., Ltd.                            123,500        392,234
                                                                 --------------
Total Real Estate                                                    96,537,342
                                                                 --------------
Telecommunication Services -- (0.1%)
#*    Broadmedia Corp.                                   491,000        365,761
#     Freebit Co., Ltd.                                   79,500        787,853
#     Okinawa Cellular Telephone Co.                      54,700      2,116,439
#*    Usen-Next Holdings Co., Ltd.                        55,100        578,578
#*    Vision, Inc.                                        39,900      1,177,182
      WirelessGate, Inc.                                  57,400        756,317
                                                                 --------------
Total Telecommunication Services                                      5,782,130
                                                                 --------------
Utilities -- (1.1%)
#*    Eneres Co., Ltd.                                   169,200        957,806
#     eRex Co., Ltd.                                     286,800      2,837,615
      Hiroshima Gas Co., Ltd.                            246,900        850,897
      Hokkaido Electric Power Co., Inc.                1,210,100      7,892,903
      Hokkaido Gas Co., Ltd.                             423,000      1,154,853
#     Hokuriku Electric Power Co.                      1,116,000      9,132,555
      Hokuriku Gas Co., Ltd.                              10,100        300,016
      K&O Energy Group, Inc.                              91,900      1,491,960
      Nippon Gas Co., Ltd.                               240,000     10,135,103
      Okinawa Electric Power Co., Inc. (The)             224,517      5,731,767
      Saibu Gas Co., Ltd.                                203,200      5,334,942
      Shizuoka Gas Co., Ltd.                             342,800      2,995,789
      Toell Co., Ltd.                                     39,900        374,552
#     West Holdings Corp.                                 96,800        654,950
                                                                 --------------
Total Utilities                                                      49,845,708
                                                                 --------------
TOTAL COMMON STOCKS                                               4,417,772,290
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
*     Hoosiers Holdings Rights 03/15/18                  149,300        378,823
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       4,418,151,113
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund                  29,601,599    342,520,103
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,384,692,433)^^            $4,760,671,216
                                                                 ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED



Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ----------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                              --------   -------------- ------- --------------
 Common Stocks
    Consumer Discretionary    $420,313   $  868,247,231   --    $  868,667,544
    Consumer Staples                --      365,670,523   --       365,670,523
    Energy                          --       42,744,775   --        42,744,775
    Financials                      --      362,202,349   --       362,202,349
    Health Care                     --      200,757,443   --       200,757,443
    Industrials                     --    1,301,358,928   --     1,301,358,928
    Information Technology          --      640,351,598   --       640,351,598
    Materials                       --      483,853,950   --       483,853,950
    Real Estate                     --       96,537,342   --        96,537,342
    Telecommunication
      Services                      --        5,782,130   --         5,782,130
    Utilities                       --       49,845,708   --        49,845,708
 Rights/Warrants                    --          378,823   --           378,823
 Securities Lending
   Collateral                       --      342,520,103   --       342,520,103
                              --------   --------------   --    --------------
 TOTAL                        $420,313   $4,760,250,903   --    $4,760,671,216
                              ========   ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (89.7%)

AUSTRALIA -- (50.5%)
*   3P Learning, Ltd.                                        93,233 $   116,381
*   88 Energy, Ltd.                                         604,262      14,040
#   Accent Group, Ltd.                                      807,762     578,518
    Adacel Technologies, Ltd.                               140,130     265,590
    Adairs, Ltd.                                            135,443     229,179
    Adelaide Brighton, Ltd.                               3,364,087  17,599,562
#*  Ainsworth Game Technology, Ltd.                         981,684   1,669,752
#*  Alkane Resources, Ltd.                                1,718,383     414,679
    Alliance Aviation Services, Ltd.                         27,285      37,759
    ALS, Ltd.                                             1,943,726  10,876,278
    Altium, Ltd.                                            747,898   9,169,641
*   Altona Mining, Ltd.                                   1,108,169     134,615
#   AMA Group, Ltd.                                       1,399,503   1,239,050
#   Amaysim Australia, Ltd.                               1,323,092   2,235,049
    Ansell, Ltd.                                            913,894  18,484,682
    Antares Energy, Ltd.                                    199,346         100
#   AP Eagers, Ltd.                                         289,747   1,895,591
    APN Property Group, Ltd.                                 26,661       9,579
    Apollo Tourism & Leisure, Ltd.                           10,164      15,163
#   Appen, Ltd.                                             514,276   3,641,156
#   ARB Corp., Ltd.                                         518,366   7,646,910
#   Ardent Leisure Group                                  2,784,144   4,500,579
    Asaleo Care, Ltd.                                     2,714,720   3,558,381
*   Atlas Iron, Ltd.                                      7,155,231     138,544
    AUB Group, Ltd.                                         275,149   2,874,844
#   Ausdrill, Ltd.                                        2,063,892   4,332,071
    Austal, Ltd.                                          1,540,941   2,242,216
*   Austin Engineering, Ltd.                                 95,866      20,809
#*  Australian Agricultural Co., Ltd.                     2,990,515   3,065,993
    Australian Finance Group, Ltd.                          360,151     493,699
    Australian Pharmaceutical Industries, Ltd.            2,860,486   3,445,859
*   Australian Property Systems, Ltd.                     1,170,797   4,305,302
    Australian Vintage, Ltd.                              4,199,886   1,654,812
    Auswide Bank, Ltd.                                      102,961     430,932
#   Automotive Holdings Group, Ltd.                       1,948,477   5,609,939
*   Avanco Resources, Ltd.                                2,444,368     157,030
    Aveo Group                                            2,566,707   5,375,799
    AVJennings, Ltd.                                      6,937,882   4,243,078
*   AWE, Ltd.                                             4,392,712   3,420,534
#   Baby Bunting Group, Ltd.                                278,031     349,176
#   Bapcor, Ltd.                                          1,433,581   6,740,749
*   Base Resources, Ltd.                                    215,873      48,585
    Beach Energy, Ltd.                                   16,720,311  17,499,400
#*  Beadell Resources, Ltd.                               7,171,491     869,147
#   Bega Cheese, Ltd.                                     1,196,847   6,784,482
    Bell Financial Group, Ltd.                               67,033      42,364
#*  Bellamy's Australia, Ltd.                               559,277   6,676,253
#*  Billabong International, Ltd.                           756,968     598,541
#   Blackmores, Ltd.                                         83,730  10,473,204
*   Blue Energy, Ltd.                                        97,807      11,864
#   Blue Sky Alternative Investments, Ltd.                   84,602     945,194

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    Bravura Solutions, Ltd.                                  72,955 $   118,662
    Breville Group, Ltd.                                    825,559   8,161,778
#   Brickworks, Ltd.                                        295,559   3,380,943
    BT Investment Management, Ltd.                        1,209,577  10,727,052
*   Buru Energy, Ltd.                                       589,275     159,295
#   BWX, Ltd.                                               320,262   1,946,538
#   Cabcharge Australia, Ltd.                               863,423   1,338,626
#   Capilano Honey, Ltd.                                     16,755     239,576
*   Capitol Health, Ltd.                                  2,637,460     573,822
    Capral, Ltd.                                             58,499       7,345
#*  Cardno, Ltd.                                          1,674,590   1,792,680
*   Carnarvon Petroleum, Ltd.                             5,245,141     507,996
*   Carnegie Clean Energy, Ltd.                           1,015,131      31,047
#   carsales.com, Ltd.                                    1,702,940  20,570,134
#*  Cash Converters International, Ltd.                   2,406,480     728,681
#*  Catapult Group International, Ltd.                      190,307     291,410
    Cedar Woods Properties, Ltd.                            356,100   1,800,676
#   Class, Ltd.                                             394,537     949,289
*   Clean Seas Seafood, Ltd.                              1,404,602      65,295
    Cleanaway Waste Management, Ltd.                     13,528,083  15,714,438
*   Clinuvel Pharmaceuticals, Ltd.                           30,557     216,732
    Codan, Ltd.                                             517,005     923,275
#   Collection House, Ltd.                                2,107,238   2,208,796
#   Collins Foods, Ltd.                                     637,135   2,715,160
#*  Cooper Energy, Ltd.                                   6,505,693   1,908,868
#   Corporate Travel Management, Ltd.                       276,172   4,496,161
    Costa Group Holdings, Ltd.                            1,628,400   7,979,853
#   Credit Corp. Group, Ltd.                                362,159   6,160,174
#*  CSG, Ltd.                                             1,210,470     455,772
    CSR, Ltd.                                             3,680,857  14,905,397
*   CuDeco, Ltd.                                            387,893      72,516
    Data#3, Ltd.                                            740,112     964,738
    Decmil Group, Ltd.                                      990,896     952,385
*   Devine, Ltd.                                             25,368       7,970
    Dicker Data, Ltd.                                       130,181     303,521
*   Domain Holdings Australia, Ltd.                       1,530,389   3,896,872
#   Domino's Pizza Enterprises, Ltd.                         75,954   2,928,804
    Donaco International, Ltd.                               28,566       7,273
    Downer EDI, Ltd.                                      3,622,856  19,563,273
    DuluxGroup, Ltd.                                      3,101,823  18,216,907
    DWS, Ltd.                                               500,063     650,507
    Eclipx Group, Ltd.                                    1,450,797   4,589,935
#   Elders, Ltd.                                            861,496   5,444,385
#*  Emeco Holdings, Ltd.                                  1,380,153     317,210
#*  Energy Resources of Australia, Ltd.                   1,487,868   1,018,158
#*  Energy World Corp., Ltd.                              4,255,918   1,315,953
    Enero Group, Ltd.                                        12,387      10,164
    EQT Holdings, Ltd.                                       26,863     431,291
    ERM Power, Ltd.                                       1,029,644   1,311,676
    Estia Health, Ltd.                                    1,257,561   3,448,424
    Euroz, Ltd.                                             101,762      97,895
    Event Hospitality and Entertainment, Ltd.               518,299   5,668,434
    Evolution Mining, Ltd.                                3,089,945   7,117,082

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    Fairfax Media, Ltd.                                  15,303,894 $ 8,773,648
#*  FAR, Ltd.                                             8,099,893     535,049
#   Finbar Group, Ltd.                                      190,901     158,497
#   Fleetwood Corp., Ltd.                                   423,260   1,009,765
#   FlexiGroup, Ltd.                                      1,641,333   2,394,569
#   Flight Centre Travel Group, Ltd.                        117,761   4,838,445
#   G8 Education, Ltd.                                    2,649,478   7,169,560
#*  Galaxy Resources, Ltd.                                  984,288   2,613,306
#   Gateway Lifestyle                                     1,645,248   2,758,072
#   GBST Holdings, Ltd.                                     175,546     328,647
#   Genworth Mortgage Insurance Australia, Ltd.           1,788,239   4,184,582
#   Global Construction Services, Ltd.                      220,708     157,500
#*  Gold Road Resources, Ltd.                               691,881     447,526
    GR Engineering Services, Ltd.                            55,230      64,791
    GrainCorp, Ltd. Class A                               1,258,179   7,500,228
    Grange Resources, Ltd.                                1,724,297     270,867
#   Greencross, Ltd.                                        484,867   2,488,278
*   Greenland Minerals & Energy, Ltd.                       114,047       8,259
#   GUD Holdings, Ltd.                                      956,193   9,440,729
    GWA Group, Ltd.                                       2,071,266   4,697,620
#   Hansen Technologies, Ltd.                               985,353   3,015,949
    Healthscope, Ltd.                                     7,701,635  11,981,593
    Helloworld, Ltd.                                         12,955      49,877
*   Highfield Resources, Ltd.                               149,008     128,624
*   Hills, Ltd.                                             507,071     108,761
*   Horizon Oil, Ltd.                                     4,073,887     344,494
#   HT&E, Ltd.                                            2,174,438   2,963,997
    IDP Education, Ltd.                                     222,269   1,082,410
    Iluka Resources, Ltd.                                 1,852,267  15,032,697
*   Imdex, Ltd.                                           1,886,077   1,596,809
#   IMF Bentham, Ltd.                                     1,225,849   3,088,078
    Immutep, Ltd.                                         1,409,121      26,116
#   Independence Group NL                                 2,680,173  10,790,432
*   Infigen Energy                                        4,931,832   2,499,312
    Infomedia, Ltd.                                       2,423,411   1,697,249
    Inghams Group, Ltd.                                     163,495     442,548
    Integral Diagnostics, Ltd.                               14,901      27,283
    Integrated Research, Ltd.                               560,493   1,689,649
#   InvoCare, Ltd.                                          920,100  11,273,954
    IOOF Holdings, Ltd.                                   2,368,404  21,019,824
#   IPH, Ltd.                                               634,519   2,827,313
    IRESS, Ltd.                                           1,175,824  11,350,030
#   iSelect, Ltd.                                           742,596     782,013
#   iSentia Group, Ltd.                                     995,634   1,104,351
    IVE Group, Ltd.                                         310,776     547,812
#   Japara Healthcare, Ltd.                               1,566,669   2,484,559
#   JB Hi-Fi, Ltd.                                          962,791  22,653,700
    Jumbo Interactive, Ltd.                                  77,294     242,680
*   Jupiter Mines, Ltd.                                     365,873     128,056
#   K&S Corp., Ltd.                                         271,513     356,950
#*  Karoon Gas Australia, Ltd.                            1,533,101   1,591,661
#*  Kingsgate Consolidated, Ltd.                          1,797,365     472,777
*   Kingsrose Mining, Ltd.                                  937,248      62,684

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    Kogan.com, Ltd.                                          89,760 $   516,264
    LifeHealthcare Group, Ltd.                                8,683      18,255
    Lifestyle Communities, Ltd.                               8,653      36,290
    Link Administration Holdings, Ltd.                    1,491,185  10,720,241
    Lovisa Holdings, Ltd.                                    34,120     215,287
*   Lynas Corp., Ltd.                                       115,929     201,067
    MACA, Ltd.                                              948,928   1,235,389
*   Macmahon Holdings, Ltd.                               6,881,875   1,249,493
    Macquarie Atlas Roads Group                           2,547,140  11,784,537
    Magellan Financial Group, Ltd.                          295,066   6,539,187
    Mantra Group, Ltd.                                    1,991,957   6,260,036
    MaxiTRANS Industries, Ltd.                              915,613     563,490
#*  Mayne Pharma Group, Ltd.                              6,571,574   3,508,894
    McMillan Shakespeare, Ltd.                              487,275   6,880,802
#   McPherson's, Ltd.                                       645,090     621,736
*   Medusa Mining, Ltd.                                   1,334,671     497,392
    Melbourne IT, Ltd.                                      693,296   1,774,306
#*  Mesoblast, Ltd.                                         576,405     624,757
    Metals X, Ltd.                                        2,287,695   1,686,064
    Metcash, Ltd.                                         6,218,381  16,036,740
#   Michael Hill International, Ltd.(BD8D249)             1,490,263   1,500,226
    Michael Hill International, Ltd.(BD8D250)                94,305      96,272
*   Millennium Minerals, Ltd.                               868,823     153,659
*   Mincor Resources NL                                     766,120     238,512
#   Mineral Resources, Ltd.                               1,168,088  17,622,987
*   Mitula Group, Ltd.                                       17,883       8,703
#*  MMA Offshore, Ltd.                                    4,749,942   1,071,655
    MNF Group, Ltd.                                         150,600     812,527
    Monadelphous Group, Ltd.                                813,595  11,503,309
#   Monash IVF Group, Ltd.                                  875,656     947,308
    Money3 Corp., Ltd.                                      549,234     790,767
#   Mortgage Choice, Ltd.                                   826,970   1,589,382
    Motorcycle Holdings, Ltd.                                14,469      54,109
#   Mount Gibson Iron, Ltd.                               4,879,718   1,631,163
#   Myer Holdings, Ltd.                                   5,669,367   2,990,801
#   MYOB Group, Ltd.                                      2,046,246   5,594,616
#   MyState, Ltd.                                           434,914   1,770,823
    Navigator Global Investments, Ltd.                      645,964   1,970,428
#   Navitas, Ltd.                                         1,606,445   6,073,861
#*  Neometals, Ltd.                                         464,508     145,205
#*  NetComm Wireless, Ltd.                                  160,428     157,560
    New Hope Corp., Ltd.                                    251,555     510,451
*   NEXTDC, Ltd.                                            403,993   1,851,104
    nib holdings, Ltd.                                    2,859,589  15,452,066
#   Nick Scali, Ltd.                                        244,256   1,383,745
    Nine Entertainment Co. Holdings, Ltd.                 3,151,590   4,264,601
    Northern Star Resources, Ltd.                         4,806,957  22,481,274
*   NRW Holdings, Ltd.                                    2,540,504   3,071,235
    Nufarm, Ltd.                                          1,720,608  11,030,970
#   OFX Group, Ltd.                                       1,346,802   1,519,268
*   Onevue Holdings, Ltd.                                   391,422     266,619
#   oOh!media, Ltd.                                         507,640   1,871,598
    Orora, Ltd.                                           6,245,391  16,350,283

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    OZ Minerals, Ltd.                                     2,198,276 $16,525,726
    Pacific Current Group, Ltd.                             151,459     933,765
    Pacific Energy, Ltd.                                     30,060      12,850
    Pacific Smiles Group, Ltd.                              256,946     359,509
    Pact Group Holdings, Ltd.                               843,813   3,602,667
#*  Paladin Energy, Ltd.                                  9,564,569     325,195
*   Panoramic Resources, Ltd.                             2,066,551     751,337
    Paragon Care, Ltd.                                      345,868     214,840
    Peet, Ltd.                                            1,835,313   2,036,103
#*  Peninsula Energy, Ltd.                                  268,623      88,747
    Perpetual, Ltd.                                         356,426  15,023,845
#*  Perseus Mining, Ltd.                                  7,749,285   2,661,352
    Pioneer Credit, Ltd.                                    132,347     323,552
#   Platinum Asset Management, Ltd.                         767,612   5,141,227
*   PMP, Ltd.                                             2,421,092     916,696
#*  Praemium, Ltd.                                          704,749     468,587
#   Premier Investments, Ltd.                               599,572   7,105,005
    Primary Health Care, Ltd.                             3,326,526   9,740,248
    Prime Media Group, Ltd.                               2,115,465     526,001
    Pro Medicus, Ltd.                                       156,545   1,018,424
    PWR Holdings, Ltd.                                       31,347      64,560
    QMS Media, Ltd.                                         276,731     220,136
#   Qube Holdings, Ltd.                                   3,072,371   6,346,753
#*  Quintis, Ltd.                                         2,130,129     553,834
#*  Ramelius Resources, Ltd.                              3,502,863   1,219,140
    RCR Tomlinson, Ltd.                                   1,214,629   3,957,965
    Reckon, Ltd.                                            446,073     543,873
    Reece, Ltd.                                           1,111,148   8,526,702
#   Regis Healthcare, Ltd.                                1,091,027   3,492,254
    Regis Resources, Ltd.                                 2,767,079   9,190,517
#   Reject Shop, Ltd. (The)                                 277,760   1,369,962
#   Reliance Worldwide Corp., Ltd.                        1,262,216   4,328,215
#   Resolute Mining, Ltd.                                 7,575,156   7,170,683
#   Retail Food Group, Ltd.                               1,339,855   2,107,517
#   Ridley Corp., Ltd.                                    1,649,349   1,829,836
*   RPMGlobal Holdings, Ltd.                                 52,065      31,318
    Ruralco Holdings, Ltd.                                  164,672     418,518
#   RXP Services, Ltd.                                      455,957     252,836
*   Salmat, Ltd.                                            645,788     273,107
    Sandfire Resources NL                                 1,234,393   7,128,982
*   Saracen Mineral Holdings, Ltd.                        7,203,079   8,693,724
#   SeaLink Travel Group, Ltd.                              168,684     543,463
#   Select Harvests, Ltd.                                   650,207   2,645,541
*   Senetas Corp., Ltd.                                     131,335      12,105
#*  Senex Energy, Ltd.                                    8,515,637   2,565,108
#   Servcorp, Ltd.                                          342,797   1,559,883
    Service Stream, Ltd.                                  2,061,759   2,182,776
    Seven Group Holdings, Ltd.                              625,509   8,225,001
    Seven West Media, Ltd.                                7,785,820   3,536,510
    SG Fleet Group, Ltd.                                    339,619   1,149,554
    Shine Corporate, Ltd.                                    15,573       9,003
#   Shriro Holdings, Ltd.                                   124,511     173,357
    Sigma Healthcare, Ltd.                                8,320,487   6,013,170

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
AUSTRALIA -- (Continued)
#*  Silex Systems, Ltd.                                  511,695 $      164,913
#   Silver Chef, Ltd.                                    138,918        800,030
#*  Silver Lake Resources, Ltd.                        4,060,760      1,264,559
    Sims Metal Management, Ltd.                        1,382,214     18,276,534
*   Sino Gas & Energy Holdings, Ltd.                   3,646,228        501,224
#   Sirtex Medical, Ltd.                                 549,789     12,095,385
    SmartGroup Corp., Ltd.                               391,667      3,499,173
    Southern Cross Media Group, Ltd.                   3,965,374      3,746,237
    Spark Infrastructure Group                         8,781,114     16,360,881
    SpeedCast International, Ltd.                      1,634,333      7,189,881
    SRG, Ltd.                                              2,002          2,799
    St Barbara, Ltd.                                   3,947,491     12,046,562
    Steadfast Group, Ltd.                              4,885,050     10,888,778
*   Strike Energy, Ltd.                                1,789,423        113,056
#*  Sundance Energy Australia, Ltd.                    5,832,497        437,084
    Sunland Group, Ltd.                                  740,896      1,056,500
#   Super Retail Group, Ltd.                           1,288,021      9,079,661
#   Superloop, Ltd.                                      195,055        365,565
#*  Syrah Resources, Ltd.                              1,337,123      4,213,304
    Tabcorp Holdings, Ltd.                             4,782,630     19,908,881
#   Tassal Group, Ltd.                                 1,388,014      4,387,210
    Technology One, Ltd.                               1,772,760      7,018,068
#   Thorn Group, Ltd.                                    709,409        501,134
*   Tiger Resources, Ltd.                              9,447,997        188,959
    Tox Free Solutions, Ltd.                           1,278,532      3,510,157
    Tribune Resources, Ltd.                                3,093         17,700
#*  Troy Resources, Ltd.                               2,230,415        196,844
    Villa World, Ltd.                                    746,693      1,593,998
#*  Village Roadshow, Ltd.                               836,651      2,368,267
#*  Virgin Australia Holdings, Ltd.                   11,885,050      2,570,852
#   Virtus Health, Ltd.                                  486,439      2,044,038
#   Vita Group, Ltd.                                     403,706        578,470
#   Vocus Group, Ltd.                                  4,330,071     10,414,633
*   Watpac, Ltd.                                         760,701        415,269
#   Webjet, Ltd.                                         859,208      7,066,879
    Webster, Ltd.                                         42,777         46,875
#   Western Areas, Ltd.                                2,274,784      6,037,631
#*  Westgold Resources, Ltd.                           1,434,949      1,819,061
    Whitehaven Coal, Ltd.                              2,214,418      8,785,119
    WiseTech Global, Ltd.                                 67,748        846,257
*   WorleyParsons, Ltd.                                1,474,136     17,224,357
    WPP AUNZ, Ltd.                                     2,476,651      1,875,170
    Xenith IP Group, Ltd.                                  9,607         10,346
                                                                 --------------
TOTAL AUSTRALIA                                                   1,133,284,872
                                                                 --------------
CHINA -- (0.0%)
*   Lisi Group Holdings, Ltd.                          1,876,000        298,513
                                                                 --------------
HONG KONG -- (23.7%)
*   13 Holdings, Ltd. (The)                              142,500          7,025
    Aeon Credit Service Asia Co., Ltd.                   670,000        533,399
    Aeon Stores Hong Kong Co., Ltd.                      248,000        157,223
#   Agritrade Resources, Ltd.                         14,240,000      1,769,179

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Alco Holdings, Ltd.                                    1,614,000 $  325,045
    Allan International Holdings                              32,000      9,002
    Allied Group, Ltd.                                       661,200  4,043,043
#   Allied Properties HK, Ltd.                            11,999,857  2,557,328
    Alltronics Holdings, Ltd.                              2,302,600    791,719
*   Anxian Yuan China Holdings, Ltd.                       2,680,000     26,725
    APAC Resources, Ltd.                                   2,270,888    382,984
#*  Applied Development Holdings, Ltd.                    12,405,000  1,189,284
#   APT Satellite Holdings, Ltd.                           3,008,500  1,416,878
    Arts Optical International Hldgs, Ltd.                   730,000    211,801
    Asia Financial Holdings, Ltd.                          2,404,908  1,488,979
*   Asia Investment Finance Group, Ltd.                    7,080,000     89,296
    Asia Satellite Telecommunications Holdings, Ltd.         934,500    832,606
    Asia Standard Hotel Group, Ltd.                       34,101,654  2,429,260
#   Asia Standard International Group, Ltd.               13,270,917  3,718,581
    Associated International Hotels, Ltd.                    952,000  3,113,136
*   Auto Italia Holdings                                   1,900,000     28,817
*   Beautiful China Holdings Co., Ltd.                     1,240,000     12,015
#*  Beijing Gas Blue Sky Holdings, Ltd.                   16,216,000  1,222,884
    BeijingWest Industries International, Ltd.             1,277,600    197,362
*   Best Food Holding Co., Ltd.                              212,000     31,704
    BOC Aviation, Ltd.                                        32,900    193,193
    BOE Varitronix, Ltd.                                   2,955,293  1,548,803
#*  Bonjour Holdings, Ltd.                                13,988,600    463,141
    Bossini International Holdings, Ltd.                   3,699,500    191,476
#   Bright Smart Securities & Commodities Group, Ltd.      5,774,000  2,207,630
*   Brightoil Petroleum Holdings, Ltd.                    10,052,000  1,927,480
*   Brockman Mining, Ltd.                                 22,810,814    329,478
*   Burwill Holdings, Ltd.                                33,550,960  1,304,223
    Cafe de Coral Holdings, Ltd.                           2,422,000  6,407,396
*   Camsing International Holding, Ltd.                      634,000    454,772
*   Cash Financial Services Group, Ltd.                    2,934,000     82,371
*   CCT Land Holdings, Ltd.                               18,640,000     23,828
#*  CEFC Hong Kong Financial Investment Co., Ltd.            588,000     68,255
    Century City International Holdings, Ltd.              6,723,460    660,955
#   CGN Mining Co., Ltd.                                   4,855,000    384,067
*   Champion Technology Holdings, Ltd.                       864,254    110,048
    Chen Hsong Holdings                                    1,212,000    365,062
    Cheuk Nang Holdings, Ltd.                                679,350    421,240
    Chevalier International Holdings, Ltd.                   820,989  1,353,376
*   China Baofeng International, Ltd.                         22,000     11,763
*   China Best Group Holding, Ltd.                         8,500,000    104,805
*   China Chuanglian Education Financial Group, Ltd.       5,416,000     88,728
    China Display Optoelectronics Technology Holdings,
      Ltd.                                                 4,928,000    559,365
*   China Energy Development Holdings, Ltd.               53,782,000    677,431
*   China Ever Grand Financial Leasing Group Co., Ltd.       810,000      5,488
    China Flavors & Fragrances Co., Ltd.                   1,561,028    359,045
*   China Fortune Financial Group, Ltd.                    6,570,000    149,630
#   China Goldjoy Group, Ltd.                              4,376,000    390,337
*   China HKBridge Holdings, Ltd.                            103,000     36,108
#*  China LNG Group, Ltd.                                  7,534,001  1,438,368
*   China Ludao Technology Co., Ltd.                         580,000    111,667
*   China Medical & Healthcare Group, Ltd.                42,916,800  1,422,852

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    China Motor Bus Co., Ltd.                                60,600 $   778,486
#*  China Shandong Hi-Speed Financial Group, Ltd.         2,082,000      86,184
*   China Soft Power Technology Holdings, Ltd.           18,334,402     339,264
*   China Solar Energy Holdings, Ltd.                     1,669,500       7,203
*   China Star Entertainment, Ltd.                        1,900,000     135,527
#*  China Strategic Holdings, Ltd.                       71,346,250     837,797
    China Ting Group Holdings, Ltd.                       2,565,151     132,464
#   Chinese Estates Holdings, Ltd.                        2,554,000   4,304,486
*   Chinlink International Holdings, Ltd.                 1,379,800     176,129
    Chinney Investments, Ltd.                             1,180,000     540,866
    Chong Hing Bank, Ltd.                                   127,000     275,201
    Chow Sang Sang Holdings International, Ltd.           2,396,000   5,792,998
    CHTC Fong's Industries Co., Ltd.                         42,000      11,367
    Chuang's China Investments, Ltd.                      8,251,407     651,301
    Chuang's Consortium International, Ltd.               7,399,043   1,826,962
    CITIC Telecom International Holdings, Ltd.           12,575,125   3,784,895
    CK Life Sciences Intl Holdings, Inc.                 22,972,000   1,804,773
*   CMMB Vision Holdings, Ltd.                            8,636,000     342,187
    CNQC International Holdings, Ltd.                     3,370,000   1,269,798
    CNT Group, Ltd.                                       8,303,264     517,701
#*  Common Splendor International Health Industry
      Group, Ltd.                                         9,024,000     785,942
*   Continental Holdings, Ltd.                              450,000       8,533
#   Convenience Retail Asia, Ltd.                           142,000      68,306
#*  Convoy Global Holdings, Ltd.                         42,138,000     899,573
*   Cosmopolitan International Holdings, Ltd.               460,000      55,846
#   Cowell e Holdings, Inc.                               2,924,000     883,672
*   CP Lotus Corp.                                       11,880,000     212,902
*   Crocodile Garments                                    2,085,000     245,342
#   Cross-Harbour Holdings, Ltd. (The)                      970,956   1,590,852
    CSI Properties, Ltd.                                 39,356,383   2,453,442
*   CST Group, Ltd.                                     133,296,000     714,783
*   Culturecom Holdings, Ltd.                                45,000       2,295
#   CW Group Holdings, Ltd.                               2,804,500     501,242
    Dah Sing Banking Group, Ltd.                          3,943,916   9,316,470
    Dah Sing Financial Holdings, Ltd.                     1,526,544  10,292,336
    Dickson Concepts International, Ltd.                  1,282,500     482,989
    Dynamic Holdings, Ltd.                                   52,000      58,064
    Eagle Nice International Holdings, Ltd.               1,876,000     872,310
    EcoGreen International Group, Ltd.                    1,634,640     322,515
*   eForce Holdings, Ltd.                                 2,704,000      71,485
*   Elegance Optical International Holdings, Ltd.           542,000     137,581
    Emperor Capital Group, Ltd.                          30,381,000   2,514,854
    Emperor Entertainment Hotel, Ltd.                     4,665,000   1,079,453
    Emperor International Holdings, Ltd.                  9,206,753   3,245,047
    Emperor Watch & Jewellery, Ltd.                      27,430,000   1,353,079
#   Enerchina Holdings, Ltd.                              3,842,700     328,459
*   ENM Holdings, Ltd.                                   14,680,000   1,428,163
    eprint Group, Ltd.                                      600,000     130,464
#*  Esprit Holdings, Ltd.                                14,906,850   5,998,178
*   eSun Holdings, Ltd.                                   4,444,000     753,614
*   Eternity Investment, Ltd.                               830,000      20,168
#   Fairwood Holdings, Ltd.                                 736,100   3,060,154
    Far East Consortium International, Ltd.               9,840,463   5,687,869

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   Far East Holdings International, Ltd.                   720,000 $    85,676
#   FIH Mobile, Ltd.                                     17,518,000   5,223,981
    First Pacific Co., Ltd.                               6,616,000   4,718,700
*   First Shanghai Investments, Ltd.                      5,864,000     792,166
    Fountain SET Holdings, Ltd.                           5,842,000     821,385
    Four Seas Mercantile Holdings, Ltd.                     610,000     264,893
*   Freeman FinTech Corp., Ltd.                          19,460,000   2,485,036
    Fulum Group Holdings, Ltd.                               76,000       9,433
#   Future Bright Holdings, Ltd.                          3,288,000     314,907
*   Future World Financial Holdings, Ltd.                   205,723       6,439
#*  G-Resources Group, Ltd.                             173,838,600   2,126,935
#*  GCL New Energy Holdings, Ltd.                        39,634,000   2,880,583
#   Get Nice Financial Group, Ltd.                        3,630,600     944,467
#   Get Nice Holdings, Ltd.                              47,040,000   1,740,624
    Giordano International, Ltd.                         11,528,000   5,894,742
#*  Global Brands Group Holding, Ltd.                    36,768,000   3,188,821
    Glorious Sun Enterprises, Ltd.                        4,328,000     504,287
    Gold Peak Industries Holdings, Ltd.                   3,029,642     340,588
#*  Gold-Finance Holdings, Ltd.                           1,924,000     679,502
    Golden Resources Development International, Ltd.      3,330,500     210,326
#*  Good Resources Holdings, Ltd.                         9,720,000     429,113
    Goodbaby International Holdings, Ltd.                 1,869,000   1,151,594
*   Grande Holdings, Ltd. (The)                           1,002,000     181,265
    Great Eagle Holdings, Ltd.                              622,566   3,268,838
*   Greenheart Group, Ltd.                                  668,000      81,662
*   Greentech Technology International, Ltd.              6,240,000     102,492
    Guangnan Holdings, Ltd.                               2,363,600     295,998
#   Guotai Junan International Holdings, Ltd.            23,547,797   8,546,833
#   Haitong International Securities Group, Ltd.         15,699,259  11,105,602
    Hanison Construction Holdings, Ltd.                   2,103,649     416,011
*   Hao Tian Development Group, Ltd.                     19,412,400     741,955
    Harbour Centre Development, Ltd.                        935,500   1,803,618
    Henry Group Holdings, Ltd.                              870,000     269,733
    High Fashion International, Ltd.                        268,000      65,385
    HIN Sang Group International Holding Co., Ltd.           74,000      13,104
    HKBN, Ltd.                                            3,456,500   4,350,286
    HKR International, Ltd.                               6,051,136   3,982,216
*   Hoifu Energy Group, Ltd.                                584,000      71,083
    Hon Kwok Land Investment Co., Ltd.                      388,800     248,600
    Hong Kong Aircraft Engineering Co., Ltd.                144,000     891,131
    Hong Kong Ferry Holdings Co., Ltd.                      866,300     998,780
#   Hong Kong International Construction Investment
      Management Group Co., Ltd.                          1,888,000     538,943
    Hong Kong Shanghai Alliance Holdings, Ltd.            1,248,002     108,477
*   Hong Kong Television Network, Ltd.                    3,697,751   1,748,781
#   Hongkong & Shanghai Hotels, Ltd. (The)                2,489,345   3,826,796
    Hongkong Chinese, Ltd.                                5,038,000     880,879
    Hop Hing Group Holdings, Ltd.                        13,596,000     361,258
    Hopewell Holdings, Ltd.                               3,502,500  14,181,673
#*  Hsin Chong Group Holdings, Ltd.                      12,115,316     101,598
*   Huarong International Financial Holdings, Ltd.          732,000     250,898
#*  Huarong Investment Stock Corp., Ltd.                    810,000     161,030
*   Huisheng International Holdings, Ltd.                 3,008,000     128,397

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Hung Hing Printing Group, Ltd.                        2,728,000 $   592,311
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd.                                               11,986,000   4,866,833
#   IGG, Inc.                                             7,730,000   8,574,127
*   Imagi International Holdings, Ltd.                    2,142,300     144,747
    International Housewares Retail Co., Ltd.               534,000     101,583
    iOne Holdings, Ltd.                                   8,640,000     198,807
    IPE Group, Ltd.                                       3,345,000     718,656
#*  IRC, Ltd.                                            11,822,266     319,877
    IT, Ltd.                                              4,344,532   2,010,217
#   ITC Properties Group, Ltd.                            5,940,836   2,078,057
    Johnson Electric Holdings, Ltd.                       2,409,750   9,833,042
    Kader Holdings Co., Ltd.                                370,000      65,740
    Kam Hing International Holdings, Ltd.                 1,830,000     163,897
*   Kantone Holdings, Ltd.                                  439,364       9,385
    Karrie International Holdings, Ltd.                   2,278,000     372,439
    Keck Seng Investments                                   878,600     766,975
    Kerry Logistics Network, Ltd.                         2,786,500   4,009,112
    Kingmaker Footwear Holdings, Ltd.                     2,124,955     575,078
    Kowloon Development Co., Ltd.                         2,534,000   2,710,799
*   Kwan On Holdings, Ltd.                                2,340,000     314,645
    Kwoon Chung Bus Holdings, Ltd.                           44,000      24,792
    L'Occitane International SA                             952,000   1,761,272
    Lai Sun Development Co., Ltd.                         1,863,466   3,333,411
    Lai Sun Garment International, Ltd.                     673,055   1,198,852
    Lam Soon Hong Kong, Ltd.                                302,310     446,753
*   Landing International Development, Ltd.             189,500,000   8,435,465
    Landsea Green Properties Co., Ltd.                    1,452,000     188,984
*   LEAP Holdings Group, Ltd.                             5,160,000     559,829
    Lifestyle International Holdings, Ltd.                2,385,000   3,594,885
    Lippo China Resources, Ltd.                          20,922,000     666,025
    Lippo, Ltd.                                           1,161,700     691,904
    Liu Chong Hing Investment, Ltd.                       1,323,200   2,267,628
    Luk Fook Holdings International, Ltd.                 3,329,000  11,886,378
    Luks Group Vietnam Holdings Co., Ltd.                   514,913     164,078
    Lung Kee Bermuda Holdings                             1,609,875     776,573
#*  Macau Legend Development, Ltd.                       18,092,000   2,858,662
    Magnificent Hotel Investment, Ltd.                   13,170,000     390,710
*   Man Sang International, Ltd.                            132,000       9,083
    Man Wah Holdings, Ltd.                               11,957,600  12,718,567
#*  Mason Group Holdings, Ltd.                           55,573,399     900,318
#*  Master Glory Group, Ltd.(BYTP1T9)                    47,250,592     634,139
*   Master Glory Group, Ltd.(BYTP1T9)                       394,860       5,300
    Matrix Holdings, Ltd.                                 1,067,414     410,551
*   Maxnerva Technology Services, Ltd.                      982,000     186,861
*   Mei Ah Entertainment Group, Ltd.                         80,000       3,881
    Melbourne Enterprises, Ltd.                              39,500     958,043
    Melco International Development, Ltd.                 2,546,000   7,622,249
    Microport Scientific Corp.                              732,000     768,027
    Midas International Holdings, Ltd.                    8,460,000     372,056
*   Midland Holdings, Ltd.                                5,254,000   1,674,948
*   Midland IC&I, Ltd.                                    2,591,000     129,507
    Ming Fai International Holdings, Ltd.                 2,148,000     335,232
    Miramar Hotel & Investment                              943,000   2,014,649

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
#   Modern Dental Group, Ltd.                             1,371,000 $   457,067
*   Mongolian Mining Corp.                               13,028,000     426,894
    NagaCorp, Ltd.                                       12,782,000  10,437,683
    Nameson Holdings, Ltd.                                3,794,000   1,544,456
    Nanyang Holdings, Ltd.                                  133,500     907,234
    National Electronic Hldgs                             2,668,600     400,772
*   National United Resources Holdings, Ltd.             18,280,000      62,159
*   Neo-Neon Holdings, Ltd.                               2,337,500     218,014
*   New Century Group Hong Kong, Ltd.                    13,351,464     228,653
*   NEW Concepts Holdings, Ltd.                           1,012,000     589,032
*   New Sports Group, Ltd.                                  716,000      67,508
*   New Times Energy Corp., Ltd.                          8,918,600     233,356
*   Newocean Energy Holdings, Ltd.                        8,034,000   2,026,597
*   Newtree Group Holdings, Ltd.                          1,264,000      69,003
*   Next Digital, Ltd.                                    4,295,183     197,498
*   Nine Express, Ltd.                                    3,396,000     149,584
*   OCI International Holdings, Ltd.                         56,000       9,051
#   OP Financial Investments, Ltd.                        1,868,000     604,724
    Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.                                               10,589,706     811,639
    Orient Overseas International, Ltd.                   1,123,000  10,552,138
#   Oriental Watch Holdings                               3,070,800     784,816
*   Pacific Andes International Holdings, Ltd.           19,435,067      68,074
*   Pacific Basin Shipping, Ltd.                         31,813,000   7,369,608
*   Pacific Plywood Holdings, Ltd.                        2,200,000     109,639
#   Pacific Textiles Holdings, Ltd.                       6,707,000   7,031,869
    Pak Fah Yeow International, Ltd.                          5,000       2,171
    Paliburg Holdings, Ltd.                               3,180,830   1,398,798
#*  Paradise Entertainment, Ltd.                          3,652,000     406,724
    PC Partner Group, Ltd.                                  686,000     570,087
*   Pearl Oriental Oil, Ltd.                             11,849,400     369,378
    Pegasus International Holdings, Ltd.                    226,000      30,318
    Perfect Shape Beauty Technology, Ltd.                 1,348,000     204,957
#   Pico Far East Holdings, Ltd.                          5,658,000   2,262,872
    Playmates Holdings, Ltd.                              6,920,000     970,909
    Playmates Toys, Ltd.                                  6,208,000     998,817
    Plover Bay Technologies, Ltd.                           912,000     229,815
#   Pokfulam Development Co.                                234,000     562,545
    Polytec Asset Holdings, Ltd.                         11,323,526     901,380
*   PT International Development Co., Ltd.                2,839,150     175,155
    Public Financial Holdings, Ltd.                       3,102,000   1,374,122
    PuraPharm Corp., Ltd.                                   137,000      48,617
*   PYI Corp., Ltd.                                      26,685,973     598,785
*   Qianhai Health Holdings, Ltd.                         1,077,499      12,934
    Raymond Industrial, Ltd.                                 30,400       4,606
#*  Realord Group Holdings, Ltd.                          1,898,000   1,190,813
    Regal Hotels International Holdings, Ltd.             2,915,800   2,086,525
*   Regent Pacific Group, Ltd.                            5,580,000     274,230
#   Regina Miracle International Holdings, Ltd.           1,788,000   1,610,977
#*  RM Group Holdings, Ltd.                               6,064,000   1,023,244
    SA SA International Holdings, Ltd.                   12,296,429   5,337,007
    Safety Godown Co., Ltd.                                 400,000     924,723
    SAS Dragon Holdings, Ltd.                             2,120,000     715,737
#   SEA Holdings, Ltd.                                    1,625,523   3,304,424

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
#   Shenwan Hongyuan HK, Ltd.                              4,201,250 $1,526,484
*   Shougang Concord Grand Group, Ltd.                     1,158,000     32,890
    Shun Ho Property Investments, Ltd.                     1,254,757    473,951
    Shun Tak Holdings, Ltd.                               13,739,419  5,911,274
*   Silver base Group Holdings, Ltd.                       5,321,515    557,330
*   Sincere Watch Hong Kong, Ltd.                          4,450,000     65,010
    Sing Tao News Corp., Ltd.                              1,974,000    262,033
    Singamas Container Holdings, Ltd.                     12,270,000  2,474,039
    SIS International Holdings                                34,000     23,151
    SITC International Holdings Co., Ltd.                  2,884,000  3,299,503
#   Sitoy Group Holdings, Ltd.                             1,463,000    291,619
    Sky Light Holdings, Ltd.                                 721,000    118,957
#   SmarTone Telecommunications Holdings, Ltd.             3,859,531  4,493,118
*   SOCAM Development, Ltd.                                1,924,771    497,758
#*  Solartech International Holdings, Ltd.                14,980,000  1,277,951
*   Solomon Systech International, Ltd.                   11,198,000    507,402
    Soundwill Holdings, Ltd.                                 602,500  1,198,928
*   South China Financial Holdings, Ltd.                  21,850,000    130,986
*   South China Holdings Co., Ltd.                        17,774,503    682,328
    Stella International Holdings, Ltd.                    1,888,000  2,734,865
*   Stelux Holdings International, Ltd.                    3,011,400    235,702
    Strong Petrochemical Holdings, Ltd.                    2,016,000    325,568
*   Success Universe Group, Ltd.                           6,716,000    212,685
#*  Summit Ascent Holdings, Ltd.                           5,666,000    637,527
    Sun Hing Vision Group Holdings, Ltd.                     358,000    148,622
    Sun Hung Kai & Co., Ltd.                               4,757,429  3,099,638
*   Suncorp Technologies, Ltd.                             1,970,000      5,791
    Sunwah Kingsway Capital Holdings, Ltd.                 7,690,000    107,143
    TAI Cheung Holdings, Ltd.                              2,130,000  2,638,319
    Tai Sang Land Development, Ltd.                          781,910    531,584
*   Talent Property Group, Ltd.                           14,355,000    160,347
#   Tan Chong International, Ltd.                          1,176,000    396,982
    Tao Heung Holdings, Ltd.                               1,312,000    248,315
#   Television Broadcasts, Ltd.                            2,310,100  8,242,322
*   Termbray Industries International Holdings, Ltd.       2,304,900    131,299
    Tern Properties Co., Ltd.                                 51,200     34,807
#   Texwinca Holdings, Ltd.                                6,966,000  3,810,573
*   Theme International Holdings, Ltd.                     1,300,000     32,455
#   Tian Teck Land, Ltd.                                   1,024,000  1,254,923
    TK Group Holdings, Ltd.                                  454,000    335,961
*   Tom Group, Ltd.                                        1,300,000    362,879
#   Town Health International Medical Group, Ltd.          7,142,000    629,963
#   Tradelink Electronic Commerce, Ltd.                    5,670,000  1,006,594
    Transport International Holdings, Ltd.                 1,336,141  4,166,258
*   Trinity, Ltd.                                          8,046,000    787,752
*   TSC Group Holdings, Ltd.                               3,386,000    437,389
#   Tsui Wah Holdings, Ltd.                                3,098,000    462,564
    Union Medical Healthcare, Ltd.                           591,000    268,288
#*  United Laboratories International Holdings, Ltd.
      (The)                                                6,004,000  5,247,003
*   Universal Technologies Holdings, Ltd.                  7,410,000    372,479
*   Universe International Financial Holdings, Ltd.          405,000     32,687
*   Up Energy Development Group, Ltd.                      3,929,000     12,155
    Upbest Group, Ltd.                                        72,000      9,717

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
*   Value Convergence Holdings, Ltd.                     3,408,000 $    676,060
    Value Partners Group, Ltd.                           4,200,000    5,336,837
    Vanke Property Overseas, Ltd.                           49,000       38,369
    Vantage International Holdings, Ltd.                 3,160,000      401,181
    Vedan International Holdings, Ltd.                   3,576,000      374,202
*   Victory City International Holdings, Ltd.           26,487,660      619,500
    Vitasoy International Holdings, Ltd.                 5,641,000   14,423,463
    VPower Group International Holdings, Ltd.              197,000      133,662
*   VS International Group, Ltd.                         1,022,000       35,759
#   VSTECS Holdings, Ltd.                                5,253,600    2,792,891
#   VTech Holdings, Ltd.                                   875,500   12,076,630
    Wai Kee Holdings, Ltd.                               7,614,738    4,262,556
    Wang On Group, Ltd.                                 17,520,000      264,505
    Win Hanverky Holdings, Ltd.                          2,734,000      367,105
*   Winfull Group Holdings, Ltd.                         9,512,000      198,189
    Wing On Co. International, Ltd.                        759,000    2,829,966
    Wing Tai Properties, Ltd.                            1,993,331    1,500,862
    Wonderful Sky Financial Group Holdings, Ltd.         1,242,000      233,041
    Wong's International Holdings, Ltd.                    737,641      294,703
    Wong's Kong King International                         322,000       51,034
    Xinyi Glass Holdings, Ltd.                           8,188,000   12,405,868
    Yangtzekiang Garment, Ltd.                             606,500      224,652
#*  Yat Sing Holdings, Ltd.                                190,000       68,447
    Yau Lee Holdings, Ltd.                                 424,000       79,814
#   Yeebo International Holdings, Ltd.                   2,848,000    1,019,899
    YGM Trading, Ltd.                                      447,000      355,029
*   YT Realty Group, Ltd.                                  749,000      248,157
    Yugang International, Ltd.                          90,818,000    2,373,262
*   Yunfeng Financial Group, Ltd.                           22,000       16,164
*   ZH International Holdings, Ltd.                        280,000        9,868
                                                                   ------------
TOTAL HONG KONG                                                     530,187,967
                                                                   ------------
NEW ZEALAND -- (6.0%)
*   a2 Milk Co., Ltd.                                    1,841,184   12,527,333
    Abano Healthcare Group, Ltd.                            30,725      221,011
    Air New Zealand, Ltd.                                2,209,010    5,007,948
#   Arvida Group, Ltd.                                     271,063      256,192
    Briscoe Group, Ltd.                                      2,235        5,597
#   CBL Corp., Ltd.                                         52,334      123,956
#   Chorus, Ltd.                                         2,299,669    6,981,110
    Colonial Motor Co., Ltd. (The)                         144,588      821,404
    Comvita, Ltd.                                           16,094      108,288
    Contact Energy, Ltd.                                   762,420    3,140,341
    EBOS Group, Ltd.                                       449,499    6,083,081
    Evolve Education Group, Ltd.                            36,611       21,884
#   Freightways, Ltd.                                      960,640    5,659,874
    Genesis Energy, Ltd.                                 1,210,263    2,219,007
    Gentrack Group, Ltd.                                    33,424      151,558
    Hallenstein Glasson Holdings, Ltd.                     242,445      762,098
    Heartland Bank, Ltd.                                 1,212,271    1,847,642
    Infratil, Ltd.                                       3,258,507    7,792,360
    Investore Property, Ltd.                                24,534       26,095

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NEW ZEALAND -- (Continued)
    Kathmandu Holdings, Ltd.                               702,915 $  1,257,926
#   Mainfreight, Ltd.                                      536,356   10,181,085
    Methven, Ltd.                                           96,877       77,869
#   Metlifecare, Ltd.                                      596,599    2,724,118
#   Metro Performance Glass, Ltd.                           28,996       20,085
    Millennium & Copthorne Hotels New Zealand, Ltd.        395,725      843,933
*   New Zealand Oil & Gas, Ltd.                             61,708       31,118
    New Zealand Refining Co., Ltd. (The)                   631,936    1,164,652
    NZME, Ltd.(BD5W4X2)                                    945,851      577,843
    NZME, Ltd.(BD310N3)                                     16,366       10,116
    NZX, Ltd.                                              973,717      812,493
*   Orion Health Group, Ltd.                                 4,001        2,715
*   Pacific Edge, Ltd.                                     442,720      126,452
    PGG Wrightson, Ltd.                                    999,976      420,147
    Port of Tauranga, Ltd.                               2,530,758    9,585,066
*   Pushpay Holdings, Ltd.                                 110,986      342,956
    Restaurant Brands New Zealand, Ltd.                    597,312    3,310,580
*   Rubicon, Ltd.                                        1,442,620      233,732
    Ryman Healthcare, Ltd.                                 487,225    3,934,146
    Sanford, Ltd.                                          382,357    2,258,953
    Scales Corp., Ltd.                                     157,060      556,264
    Scott Technology, Ltd.                                  45,734      119,541
    Skellerup Holdings, Ltd.                               653,896      882,689
    SKY Network Television, Ltd.                         2,080,268    4,463,523
    SKYCITY Entertainment Group, Ltd.                    5,313,122   16,220,957
#   Steel & Tube Holdings, Ltd.                            441,625      706,222
    Summerset Group Holdings, Ltd.                         823,632    3,489,503
*   Synlait Milk, Ltd.                                      83,376      429,913
#   Tegel Group Holdings, Ltd.                             155,305      129,197
    Tilt Renewables, Ltd.                                   87,581      129,337
#   Tourism Holdings, Ltd.                                 391,348    1,688,769
*   Tower, Ltd.                                            887,040      430,514
    Trade Me Group, Ltd.                                 1,783,440    5,927,153
    Trilogy International, Ltd.                              7,994       16,590
#   Trustpower, Ltd.                                       144,527      574,524
    Turners Automotive Group, Ltd.                          13,182       31,105
    Vector, Ltd.                                         1,234,523    3,110,741
#   Vista Group International, Ltd.                         13,410       28,167
    Warehouse Group, Ltd. (The)                            698,604    1,059,319
*   Xero, Ltd.                                             122,221    3,098,435
                                                                   ------------
TOTAL NEW ZEALAND                                                   134,765,227
                                                                   ------------
SINGAPORE -- (9.5%)
*   Abterra, Ltd.                                          230,320       11,488
    Accordia Golf Trust                                  3,538,400    1,872,673
    AEM Holdings, Ltd.                                     252,500      953,263
    Amara Holdings, Ltd.                                   974,800      400,636
    Ascendas India Trust                                 1,790,900    1,556,117
*   ASL Marine Holdings, Ltd.                              148,950       14,139
    Baker Technology, Ltd.                                 289,580      148,098
#*  Banyan Tree Holdings, Ltd.                           1,006,300      475,296
#   Best World International, Ltd.                       1,922,850    1,977,589

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
    Bonvests Holdings, Ltd.                                  950,000 $1,022,385
    Boustead Projects, Ltd.                                  497,612    333,395
    Boustead Singapore, Ltd.                               1,827,636  1,151,804
#   Breadtalk Group, Ltd.                                    894,200  1,169,970
#   Bukit Sembawang Estates, Ltd.                            835,803  4,131,847
    Bund Center Investment, Ltd.                             659,825    378,929
#   Centurion Corp., Ltd.                                  1,039,100    416,038
#   China Aviation Oil Singapore Corp., Ltd.               2,440,199  3,025,795
#   China Sunsine Chemical Holdings, Ltd.                    676,200    576,409
    Chip Eng Seng Corp., Ltd.                              3,678,400  2,826,311
    Chuan Hup Holdings, Ltd.                               3,853,500    937,354
    CITIC Envirotech, Ltd.                                 1,015,300    587,557
*   Cityneon Holdings, Ltd.                                  122,800    100,944
    Civmec, Ltd.                                             162,700     66,720
    ComfortDelGro Corp., Ltd.                              1,953,300  3,123,276
#*  COSCO Shipping International Singapore Co., Ltd.       2,578,600    971,730
#*  Creative Technology, Ltd.                                272,200    252,201
#   CSE Global, Ltd.                                       3,443,600    956,955
    Del Monte Pacific, Ltd.                                2,363,364    486,100
#   Delfi, Ltd.                                              788,500    983,854
*   Delong Holdings, Ltd.                                     51,000    147,137
*   DMX Technologies Group, Ltd.                           2,096,000     30,261
    Duty Free International, Ltd.                            619,000    129,459
*   Dyna-Mac Holdings, Ltd.                                2,007,300    225,250
    Elec & Eltek International Co., Ltd.                     154,800    259,542
    EnGro Corp., Ltd.                                        354,000    258,840
#*  Ezion Holdings, Ltd.                                  12,591,378  1,259,138
#*  Ezra Holdings, Ltd.                                   19,242,923    584,505
    Far East Orchard, Ltd.                                 1,096,185  1,253,537
#   First Resources, Ltd.                                  4,909,700  7,099,880
*   First Ship Lease Trust                                   160,900     11,423
    First Sponsor Group, Ltd.                                440,661    476,129
#   Food Empire Holdings, Ltd.                             1,418,200    728,804
*   Fragrance Group, Ltd.                                  6,077,000    735,346
    Frasers Centrepoint, Ltd.                                 37,300     61,147
    Frencken Group, Ltd.                                     534,700    276,620
    Fu Yu Corp., Ltd.                                      2,106,100    319,218
#*  Gallant Venture, Ltd.                                  4,992,500    498,732
#   Geo Energy Resources, Ltd.                             2,981,000    589,883
    GK Goh Holdings, Ltd.                                  1,484,065  1,279,115
    GL, Ltd.                                               3,431,500  2,225,311
    Golden Agri-Resources, Ltd.                           22,363,500  6,460,014
#   Golden Energy & Resources, Ltd.                          479,600    162,196
    GP Industries, Ltd.                                    2,567,609  1,438,397
    GuocoLand, Ltd.                                        1,157,014  1,993,086
#*  Halcyon Agri Corp., Ltd.                               1,695,148    851,877
    Hanwell Holdings, Ltd.                                 1,888,219    466,568
    Haw Par Corp., Ltd.                                      113,500  1,042,549
#   Health Management International, Ltd.                  1,511,430    776,824
    Hi-P International, Ltd.                               1,409,500  2,127,495
    Hiap Hoe, Ltd.                                           498,000    352,184
    Ho Bee Land., Ltd.                                     1,604,700  3,199,954
#   Hong Fok Corp., Ltd.                                   3,531,394  2,327,700

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Hong Leong Asia, Ltd.                                    847,000 $  733,852
    Hong Leong Finance, Ltd.                                 289,900    593,886
    Hotel Grand Central, Ltd.                              1,531,768  1,738,726
    Hour Glass, Ltd. (The)                                 1,814,832    924,993
    Hutchison Port Holdings Trust                          3,377,900  1,397,018
    Hwa Hong Corp., Ltd.                                   2,123,500    511,676
#   Hyflux, Ltd.                                           3,707,700  1,059,069
    iFAST Corp., Ltd.                                        124,100     87,892
#   Indofood Agri Resources, Ltd.                          3,432,100  1,042,604
    InnoTek, Ltd.                                            408,900    130,497
*   IPC Corp., Ltd.                                           44,370     14,037
    Isetan Singapore, Ltd.                                   119,000    351,154
#   Japfa, Ltd.                                            2,359,900    935,260
#   k1 Ventures, Ltd.                                      1,005,220    582,381
    Keppel Infrastructure Trust                            9,289,632  4,040,013
#   Keppel Telecommunications & Transportation, Ltd.       1,369,300  1,659,658
    Koh Brothers Group, Ltd.                               1,432,000    371,091
#*  KrisEnergy, Ltd.                                       1,052,200     88,839
#   KSH Holdings, Ltd.                                       859,500    523,613
#   Lian Beng Group, Ltd.                                  2,611,200  1,534,437
    Low Keng Huat Singapore, Ltd.                            912,900    484,190
    Lum Chang Holdings, Ltd.                               1,094,030    320,325
#   M1, Ltd.                                               2,643,500  3,726,773
#   Mandarin Oriental International, Ltd.                    884,900  1,911,080
#*  Mermaid Maritime PCL                                     274,000     40,323
    Metro Holdings, Ltd.                                   2,767,092  2,442,198
    Mewah International, Inc.                                 89,000     20,307
#*  Midas Holdings, Ltd.                                   9,974,000  1,343,821
*   Nam Cheong, Ltd.                                       6,557,040     74,978
    Nera Telecommunications, Ltd.                          1,143,400    321,829
    New Toyo International Holdings, Ltd.                  1,624,000    330,964
#*  Noble Group, Ltd.                                      7,456,280  1,414,579
    NSL, Ltd.                                                409,900    438,526
    OUE, Ltd.                                              2,008,500  3,289,782
    Overseas Education, Ltd.                                  65,300     19,581
#   Oxley Holdings, Ltd.                                   3,290,130  1,737,945
*   Pacc Offshore Services Holdings, Ltd.                    815,200    273,084
    Pan-United Corp., Ltd.                                 2,435,750    780,281
*   Penguin International, Ltd.                              446,032    119,889
    Perennial Real Estate Holdings, Ltd.                     148,900     98,287
#   Q&M Dental Group Singapore, Ltd.                       2,269,300  1,082,768
    QAF, Ltd.                                              1,414,056  1,229,388
#*  Raffles Education Corp., Ltd.                          4,176,710    844,696
#   Raffles Medical Group, Ltd.                            5,452,278  4,609,706
    RHT Health Trust                                       3,131,500  1,946,137
    Riverstone Holdings, Ltd.                              1,197,600  1,029,395
#*  Rowsley, Ltd.                                          4,294,500    421,855
    Roxy-Pacific Holdings, Ltd.                              297,500    131,210
    SBS Transit, Ltd.                                        926,200  1,793,273
    SembCorp Industries, Ltd.                                103,400    267,199
#   SembCorp Marine, Ltd.                                  5,038,100  9,574,740
#   Sheng Siong Group, Ltd.                                4,513,000  3,200,394
    SHS Holdings, Ltd.                                     2,304,100    376,795

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SINGAPORE -- (Continued)
    SIA Engineering Co., Ltd.                            321,600 $      818,808
#   SIIC Environment Holdings, Ltd.                    4,751,920      1,955,912
#   Sinarmas Land, Ltd.                                6,897,100      2,021,779
#   Sing Holdings, Ltd.                                1,623,100        549,871
    Sing Investments & Finance, Ltd.                     324,075        385,123
#   Singapore Post, Ltd.                              10,457,500     10,288,735
    Singapore Press Holdings, Ltd.                     2,885,900      5,795,170
    Singapore Reinsurance Corp., Ltd.                  1,514,530        374,961
    Singapore Shipping Corp., Ltd.                     1,640,700        387,133
    Singapura Finance, Ltd.                              348,124        278,661
#*  Sino Grandness Food Industry Group, Ltd.           4,336,435        690,415
    Stamford Land Corp., Ltd.                          3,188,100      1,254,208
    StarHub, Ltd.                                      1,696,300      3,732,293
    Straco Corp., Ltd.                                   130,000         83,153
#   Sunningdale Tech, Ltd.                             1,024,360      1,536,894
*   SunVic Chemical Holdings, Ltd.                       841,445         40,582
#*  Swiber Holdings, Ltd.                              2,895,250         45,024
*   Tat Hong Holdings, Ltd.                            2,662,560        983,071
*   Tiong Woon Corp. Holding, Ltd.                       228,100         61,348
#   Tuan Sing Holdings, Ltd.                           4,868,495      1,773,215
    UMS Holdings, Ltd.                                 3,202,575      2,601,322
    United Engineers, Ltd.                             3,318,328      6,673,451
#   United Industrial Corp., Ltd.                        174,269        448,753
    United Overseas Insurance, Ltd.                      181,850      1,011,252
    UOB-Kay Hian Holdings, Ltd.                        2,008,761      2,191,101
    UPP Holdings, Ltd.                                 3,076,900        611,088
    Valuetronics Holdings, Ltd.                        2,240,350      1,619,077
    Venture Corp., Ltd.                                1,000,100     17,520,091
#   Vibrant Group, Ltd.                                2,058,620        588,391
    Vicom, Ltd.                                          119,500        534,412
    Wee Hur Holdings, Ltd.                             2,769,000        558,997
    Wheelock Properties Singapore, Ltd.                1,933,000      2,889,526
    Wing Tai Holdings, Ltd.                            3,453,267      6,372,131
    Xinghua Port Holdings, Ltd.                        2,435,750        278,520
    Yeo Hiap Seng, Ltd.                                  223,731        209,751
    YHI International, Ltd.                              176,200         56,906
*   Yongnam Holdings, Ltd.                             2,917,700        776,042
    Zhongmin Baihui Retail Group, Ltd.                    26,900         18,114
                                                                 --------------
TOTAL SINGAPORE                                                     212,589,269
                                                                 --------------
TOTAL COMMON STOCKS                                               2,011,125,848
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Panoramic Resources, Ltd. Rights 02/21/18            295,221        108,240

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
AUSTRALIA -- (Continued)
*     Westgold Resources., Ltd. Rights 06/30/19                1 $           --
                                                                 --------------
TOTAL AUSTRALIA                                                         108,240
                                                                 --------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 05/10/18                         3,097,050          3,959
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   112,199
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,011,238,047
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund                  20,036,314    231,840,189
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,018,603,081)^^            $2,243,078,236
                                                                 ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED



Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Australia                  $ 3,959,556 $1,129,325,316   --    $1,133,284,872
   China                               --        298,513   --           298,513
   Hong Kong                    1,245,879    528,942,088   --       530,187,967
   New Zealand                         --    134,765,227   --       134,765,227
   Singapore                           --    212,589,269   --       212,589,269
Rights/Warrants
   Australia                           --        108,240   --           108,240
   Hong Kong                           --          3,959   --             3,959
Securities Lending Collateral          --    231,840,189   --       231,840,189
                              ----------- --------------   --    --------------
TOTAL                         $5,205,435  $2,237,872,801   --    $2,243,078,236
                              =========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (97.4%)

Consumer Discretionary -- (21.3%)
    4imprint Group P.L.C.                                   103,011 $ 2,924,328
    888 Holdings P.L.C.                                   1,145,473   4,584,081
    AA P.L.C.                                             3,246,551   5,810,197
    Ascential P.L.C.                                        403,633   2,083,935
    B&M European Value Retail SA                          3,582,522  21,145,802
    Bellway P.L.C.                                          662,602  31,236,245
    Bloomsbury Publishing P.L.C.                            311,604     819,168
    Bovis Homes Group P.L.C.                                921,633  14,330,320
    Card Factory P.L.C.                                   1,228,787   3,359,482
*   Carpetright P.L.C.                                       95,402     114,506
#   Centaur Media P.L.C.                                    537,905     394,347
#   Cineworld Group P.L.C.                                1,259,244   9,218,372
    Connect Group P.L.C.                                  1,312,384   1,392,752
    Countryside Properties P.L.C.                           686,374   3,086,154
    Crest Nicholson Holdings P.L.C.                       1,693,312  12,154,446
    Daily Mail & General Trust P.L.C.                     1,547,148  14,013,596
#   Debenhams P.L.C.                                      6,862,458   2,928,992
    DFS Furniture P.L.C.                                    758,424   2,118,670
#   Dignity P.L.C.                                          288,661   3,348,114
    Dixons Carphone P.L.C.                                4,077,082  11,335,671
    Domino's Pizza Group P.L.C.                           2,536,833  12,168,442
    Dunelm Group P.L.C.                                     492,571   4,484,922
*   EI Group P.L.C.                                       3,213,908   6,128,703
    Entertainment One, Ltd.                               1,355,443   6,226,608
    Euromoney Institutional Investor P.L.C.                 271,158   4,542,783
*   Findel P.L.C.                                           239,314     774,410
    Fuller Smith & Turner P.L.C. Class A                    136,069   1,897,837
*   Future P.L.C.                                            52,125     290,882
    GAME Digital P.L.C.                                      15,397       8,309
    Games Workshop Group P.L.C.                             148,296   4,937,550
#   Greene King P.L.C.                                    1,786,209  13,238,704
    Greggs P.L.C.                                           591,357  11,099,078
#   GVC Holdings P.L.C.                                   1,660,376  21,835,668
    Gym Group P.L.C. (The)                                  501,016   1,756,880
    Halfords Group P.L.C.                                 1,252,755   6,049,122
    Headlam Group P.L.C.                                    463,749   3,786,219
    Henry Boot P.L.C.                                       426,067   2,068,241
    Hostelworld Group P.L.C.                                142,387     724,750
    Huntsworth P.L.C.                                     1,109,918   1,324,506
    Inchcape P.L.C.                                       2,451,955  25,246,224
    ITE Group P.L.C.                                      1,565,186   3,833,495
    J D Wetherspoon P.L.C.                                  481,928   8,620,283
*   Jackpotjoy P.L.C.                                       197,310   2,271,431
    JD Sports Fashion P.L.C.                              2,289,045  11,897,993
    John Menzies P.L.C.                                     471,357   4,608,462
    Ladbrokes Coral Group P.L.C.                          6,643,757  16,005,917
    Laura Ashley Holdings P.L.C.                          1,297,357     122,084
    Lookers P.L.C.                                        1,879,684   2,449,349
    Marston's P.L.C.                                      3,822,750   6,133,839
    McCarthy & Stone P.L.C.                               1,659,473   3,446,426
    Merlin Entertainments P.L.C.                            230,506   1,075,141

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C.                   995,879 $  7,573,143
    Mitchells & Butlers P.L.C.                           1,237,157    4,520,779
    MJ Gleeson P.L.C.                                      191,456    1,986,762
*   Mothercare P.L.C.                                      771,640      488,362
    Motorpoint group P.L.C.                                 15,574       52,053
    N Brown Group P.L.C.                                 1,083,230    3,100,320
#*  Ocado Group P.L.C.                                   2,584,145   18,490,653
    On the Beach Group P.L.C.                              417,458    3,089,383
    Pendragon P.L.C.                                     7,223,334    2,328,851
    Pets at Home Group P.L.C.                            1,582,725    4,024,234
    Photo-Me International P.L.C.                        1,297,122    3,366,235
    Rank Group P.L.C.                                      865,458    2,788,129
    Redrow P.L.C.                                        1,392,667   11,836,803
    Restaurant Group P.L.C. (The)                        1,111,881    4,006,628
    Revolution Bars Group P.L.C.                            14,864       34,374
    Sportech P.L.C.                                        396,817      462,028
*   Sports Direct International P.L.C.                   1,270,241    6,710,792
    SSP Group P.L.C.                                     2,356,607   20,391,731
    St. Ives P.L.C.                                        767,358      802,339
    STV Group P.L.C.                                         4,868       22,490
    Superdry P.L.C.                                        346,433    8,571,484
    Tarsus Group P.L.C.                                    207,820      989,625
    Ted Baker P.L.C.                                       153,896    6,557,713
    Thomas Cook Group P.L.C.                             8,687,680   15,560,014
    Topps Tiles P.L.C.                                     925,429    1,219,113
    Trinity Mirror P.L.C.                                1,714,822    1,827,755
    UBM P.L.C.                                           2,225,114   28,687,096
    Vitec Group P.L.C. (The)                               172,330    2,718,544
    WH Smith P.L.C.                                        660,318   20,027,967
    William Hill P.L.C.                                  4,933,637   21,694,476
                                                                   ------------
Total Consumer Discretionary                                        539,383,312
                                                                   ------------
Consumer Staples -- (4.9%)
    A.G. Barr P.L.C.                                       665,276    6,065,425
    Anglo-Eastern Plantations P.L.C.                       104,452    1,127,394
    Booker Group P.L.C.                                  8,370,700   26,919,187
    Britvic P.L.C.                                       1,306,339   13,623,049
    Cranswick P.L.C.                                       288,565   12,031,473
#   Dairy Crest Group P.L.C.                               930,261    7,781,910
    Devro P.L.C.                                           956,939    3,066,517
    Greencore Group P.L.C.                               3,643,038   10,062,822
    Hilton Food Group P.L.C.                                90,984    1,097,787
    McBride P.L.C.                                       1,090,323    2,743,563
    McColl's Retail Group P.L.C.                           105,288      415,972
*   Premier Foods P.L.C.                                 4,656,491    2,695,383
    PZ Cussons P.L.C.                                    1,596,632    7,073,864
*   REA Holdings P.L.C.                                     50,639      236,445
    Stock Spirits Group P.L.C.                             901,190    3,893,948

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Tate & Lyle P.L.C.                                   2,817,200 $ 25,680,676
                                                                   ------------
Total Consumer Staples                                              124,515,415
                                                                   ------------
Energy -- (4.5%)
    Anglo Pacific Group P.L.C.                             831,729    1,800,723
*   Cairn Energy P.L.C.                                  3,630,341   10,681,275
#*  EnQuest P.L.C.                                       6,129,232    3,257,639
*   Gulf Keystone Petroleum, Ltd.                          591,312    1,012,798
    Gulf Marine Services P.L.C.                            122,883       83,940
*   Hunting P.L.C.                                         869,315    7,583,601
    James Fisher & Sons P.L.C.                             274,504    5,881,918
    John Wood Group P.L.C.                               3,479,405   32,073,798
*   Lamprell P.L.C.                                      1,201,647    1,365,407
*   Nostrum Oil & Gas P.L.C.                               179,779      794,742
*   Ophir Energy P.L.C.                                  4,489,031    3,541,038
    Petrofac, Ltd.                                       1,396,035   10,518,962
*   Premier Oil P.L.C.                                   3,205,363    3,772,357
    Soco International P.L.C.                            1,265,317    2,073,629
    Stobart Group, Ltd.                                  1,256,545    4,196,600
*   Tullow Oil P.L.C.                                    8,447,990   24,039,300
                                                                   ------------
Total Energy                                                        112,677,727
                                                                   ------------
Financials -- (15.3%)
*   Aldermore Group P.L.C.                               1,178,492    5,212,055
    Arrow Global Group P.L.C.                              964,887    5,592,322
    Ashmore Group P.L.C.                                 2,065,004   12,605,361
    Beazley P.L.C.                                       3,089,018   23,333,524
    BGEO Group P.L.C.                                      232,852   12,104,907
    Brewin Dolphin Holdings P.L.C.                       1,673,368    8,872,505
    Charles Stanley Group P.L.C.                           122,025      662,655
    Charles Taylor P.L.C.                                  195,491      804,465
    Chesnara P.L.C.                                        697,292    3,874,013
    Close Brothers Group P.L.C.                            876,081   19,588,198
    CMC Markets P.L.C.                                     584,490    1,320,785
#   CYBG P.L.C.                                          3,117,599   14,192,034
    esure Group P.L.C.                                   1,683,935    5,724,219
    Hansard Global P.L.C.                                   16,468       20,548
    Hastings Group Holdings P.L.C.                       1,018,593    4,265,718
    Hiscox, Ltd.                                         1,582,904   31,791,859
    IG Group Holdings P.L.C.                             1,951,219   21,424,152
    Intermediate Capital Group P.L.C.                    1,554,328   25,556,242
    International Personal Finance P.L.C.                1,165,179    3,280,607
#*  IP Group P.L.C.                                      2,114,366    3,827,696
    Jardine Lloyd Thompson Group P.L.C.                    727,357   13,912,321
    Jupiter Fund Management P.L.C.                       2,283,894   19,186,986
    Just Group P.L.C.                                    2,497,408    5,211,758
    Lancashire Holdings, Ltd.                            1,260,827   11,783,901
    Man Group P.L.C.                                     9,163,251   28,246,401
    NEX Group P.L.C.                                     1,743,102   14,672,633
    Non-Standard Finance P.L.C.                             91,628       97,492
#   OneSavings Bank P.L.C.                                 882,316    5,002,107
    Paragon Banking Group P.L.C.                         1,642,412   11,506,259

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Financials -- (Continued)
    Phoenix Group Holdings                               2,118,913 $ 22,999,222
#   Provident Financial P.L.C.                              39,330      376,537
    Rathbone Brothers P.L.C.                               269,490   10,423,179
    River & Mercantile Group P.L.C.                          2,983       13,982
    S&U P.L.C.                                              20,417      654,543
    Saga P.L.C.                                          5,752,086    9,430,669
    TP ICAP P.L.C.                                       3,076,556   23,150,409
    Virgin Money Holdings UK P.L.C.                      1,531,333    6,072,604
    Waterloo Investment Holdings, Ltd.                       4,000          568
                                                                   ------------
Total Financials                                                    386,795,436
                                                                   ------------
Health Care -- (3.5%)
*   BTG P.L.C.                                           1,633,463   17,247,576
    Cambian Group P.L.C.                                   559,761    1,544,231
#*  Circassia Pharmaceuticals P.L.C.                       487,938      661,491
    Consort Medical P.L.C.                                 275,102    4,678,428
    Dechra Pharmaceuticals P.L.C.                          183,621    6,251,296
    Genus P.L.C.                                           330,930   11,374,898
    Hikma Pharmaceuticals P.L.C.                           171,693    2,361,129
*   Indivior P.L.C.                                      3,939,279   22,505,862
    Integrated Diagnostics Holdings P.L.C.                 330,094    1,528,022
    Spire Healthcare Group P.L.C.                        1,177,046    4,078,338
    UDG Healthcare P.L.C.                                1,009,082   11,754,093
*   Vectura Group P.L.C.                                 3,637,945    5,025,334
                                                                   ------------
Total Health Care                                                    89,010,698
                                                                   ------------
Industrials -- (25.7%)
    Aggreko P.L.C.                                       1,334,788   15,289,281
    Air Partner P.L.C.                                     253,425      514,147
    Alumasc Group P.L.C. (The)                              35,681       87,393
    Avon Rubber P.L.C.                                     140,603    2,509,609
    Babcock International Group P.L.C.                     866,410    8,439,257
    Balfour Beatty P.L.C.                                4,173,571   16,747,297
    BBA Aviation P.L.C.                                  6,124,950   30,611,470
    Biffa P.L.C.                                           118,826      404,683
    Bodycote P.L.C.                                      1,114,819   15,297,846
    Braemar Shipping Services P.L.C.                       141,381      523,406
    Capita P.L.C.                                        1,656,575    4,287,789
#   Carillion P.L.C.                                     2,236,594      472,063
    Carr's Group P.L.C.                                    343,111      697,680
    Castings P.L.C.                                        157,187    1,027,600
    Chemring Group P.L.C.                                1,670,720    4,548,446
#   Clarkson P.L.C.                                        136,600    6,118,298
#   Clipper Logistics P.L.C.                                67,125      421,323
*   Cobham P.L.C.                                       12,433,474   23,089,119
    Communisis P.L.C.                                    1,085,623    1,046,694
    Costain Group P.L.C.                                   600,189    3,911,771
    De La Rue P.L.C.                                       662,727    5,874,821
#*  Dialight P.L.C.                                        102,467      943,649
    Diploma P.L.C.                                         652,133   10,816,298
    Fenner P.L.C.                                        1,150,727    7,739,779
*   Firstgroup P.L.C.                                    7,308,367   10,779,162

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
*   Flybe Group P.L.C.                                      616,871 $   315,985
    G4S P.L.C.                                              686,732   2,771,721
    Galliford Try P.L.C.                                    483,668   7,495,239
    Go-Ahead Group P.L.C.                                   246,990   5,668,560
    Goodwin P.L.C.                                              383      10,742
    Grafton Group P.L.C.                                  1,245,500  13,980,595
    Harvey Nash Group P.L.C.                                 29,146      36,417
    Hays P.L.C.                                           8,497,027  24,393,320
    Hogg Robinson Group P.L.C.                              182,016     209,584
    HomeServe P.L.C.                                      1,454,303  16,174,243
    Howden Joinery Group P.L.C.                           3,833,975  25,281,845
    IMI P.L.C.                                            1,368,653  25,829,228
#*  Interserve P.L.C.                                       841,666   1,276,726
    IWG P.L.C.                                            3,349,423  12,623,801
    John Laing Group P.L.C.                               1,288,090   5,199,668
    Keller Group P.L.C.                                     437,734   6,209,470
    Kier Group P.L.C.                                       558,502   8,348,109
*   Management Consulting Group P.L.C.                      788,035      71,398
    Mears Group P.L.C.                                      559,712   3,178,779
    Meggitt P.L.C.                                        4,021,433  26,491,851
    Melrose Industries P.L.C.                             8,324,544  26,752,799
#   Mitie Group P.L.C.                                    2,122,246   5,343,058
    Morgan Advanced Materials P.L.C.                      1,621,842   7,990,401
    Morgan Sindall Group P.L.C.                             221,523   3,973,274
    National Express Group P.L.C.                         2,391,077  12,450,748
    Norcros P.L.C.                                           34,908      92,684
    Northgate P.L.C.                                        818,775   4,718,650
    Pagegroup P.L.C.                                      1,901,768  14,698,296
    PayPoint P.L.C.                                         307,739   3,883,247
    Polypipe Group P.L.C.                                 1,141,295   6,414,783
    Porvair P.L.C.                                           18,833     141,933
    QinetiQ Group P.L.C.                                  3,166,821   9,257,576
    Renewi P.L.C.                                         3,995,624   5,736,140
*   Renold P.L.C.                                           193,435     140,426
    Rentokil Initial P.L.C.                               2,472,854  10,430,609
    Ricardo P.L.C.                                          274,449   3,828,714
    Robert Walters P.L.C.                                   381,498   3,553,250
    Rotork P.L.C.                                         4,291,372  18,006,665
    Royal Mail P.L.C.                                     1,163,916   7,754,761
    RPS Group P.L.C.                                      1,347,928   5,580,918
    Senior P.L.C.                                         2,472,160   9,560,253
*   Serco Group P.L.C.                                    2,170,458   2,734,601
    Severfield P.L.C.                                     1,262,597   1,482,435
    SIG P.L.C.                                            3,729,465   8,613,137
    Speedy Hire P.L.C.                                    2,890,361   2,249,881
    Spirax-Sarco Engineering P.L.C.                         300,738  24,222,192
    Stagecoach Group P.L.C.                               2,117,596   4,545,793
    Sthree P.L.C.                                           554,734   2,799,148
    T Clarke P.L.C.                                         147,457     174,952
    Travis Perkins P.L.C.                                 1,106,246  22,941,398
    Trifast P.L.C.                                          469,897   1,695,356
    Tyman P.L.C.                                            607,195   3,063,462
    Ultra Electronics Holdings P.L.C.                       410,895   8,889,174

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Vesuvius P.L.C.                                      1,477,677 $ 12,635,032
*   Volex P.L.C.                                           307,047      311,713
    Volution Group P.L.C.                                  210,304      652,980
    Vp P.L.C.                                              159,998    1,996,968
    Weir Group P.L.C. (The)                                566,174   17,750,558
    Wilmington P.L.C.                                      334,384    1,145,930
    Wincanton P.L.C.                                       657,672    2,088,333
*   Wizz Air Holdings P.L.C.                               141,798    6,969,206
    XP Power, Ltd.                                          83,617    3,977,417
                                                                   ------------
Total Industrials                                                   649,015,013
                                                                   ------------
Information Technology -- (10.1%)
    Auto Trader Group P.L.C.                             4,365,081   22,317,786
    AVEVA Group P.L.C.                                     418,609   17,750,121
    Computacenter P.L.C.                                   442,771    7,159,060
    DiscoverIE Group P.L.C.                                353,108    1,906,506
    Electrocomponents P.L.C.                             2,762,938   24,039,428
    Equiniti Group P.L.C.                                1,238,350    4,769,239
    FDM Group Holdings P.L.C.                              144,576    1,949,882
    Fidessa Group P.L.C.                                   217,048    7,262,526
    Gocompare.Com Group P.L.C.                           1,697,878    2,794,025
    Halma P.L.C.                                         1,583,051   28,731,297
    Kainos Group P.L.C.                                    120,241      596,951
    Laird P.L.C.                                         3,016,962    5,359,458
    Moneysupermarket.com Group P.L.C.                    2,650,925   12,747,415
#   NCC Group P.L.C.                                     1,255,015    3,581,397
    Oxford Instruments P.L.C.                              314,473    4,112,178
    Playtech P.L.C.                                      1,474,852   16,598,604
    Renishaw P.L.C.                                        207,020   14,577,378
    Rightmove P.L.C.                                       429,135   26,899,451
    RM P.L.C.                                              318,504      862,238
    SDL P.L.C.                                             432,451    2,812,683
    Softcat P.L.C.                                         557,566    4,157,959
    Spectris P.L.C.                                        734,061   27,194,339
    Spirent Communications P.L.C.                        3,259,260    4,649,094
    TT Electronics P.L.C.                                  893,083    2,686,572
    Xaar P.L.C.                                            386,193    2,006,345
    ZPG P.L.C.                                           1,526,071    7,431,528
                                                                   ------------
Total Information Technology                                        254,953,460
                                                                   ------------
Materials -- (7.2%)
    Acacia Mining P.L.C.                                   900,534    2,377,580
*   Carclo P.L.C.                                          238,794      283,200
    Centamin P.L.C.                                      6,191,392   14,325,367
    DS Smith P.L.C.                                      1,848,882   13,214,395
    Elementis P.L.C.                                     2,720,624   11,181,139
    Essentra P.L.C.                                      1,496,471   10,862,469
    Evraz P.L.C.                                         1,700,218    8,974,078
    Ferrexpo P.L.C.                                      1,750,724    7,252,546
    Forterra P.L.C.                                        505,016    2,037,701
*   Gem Diamonds, Ltd.                                     654,276      833,206
    Hill & Smith Holdings P.L.C.                           455,412    7,766,810

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Materials -- (Continued)
    Hochschild Mining P.L.C.                             1,434,696 $  4,672,601
    Ibstock P.L.C.                                       1,727,835    6,310,869
*   KAZ Minerals P.L.C.                                  1,460,573   16,996,690
*   Lonmin P.L.C.                                        1,584,135    1,634,754
    Low & Bonar P.L.C.                                   1,194,255    1,023,839
    Marshalls P.L.C.                                     1,156,886    6,853,837
#*  Petra Diamonds, Ltd.                                 3,145,803    2,674,866
#*  Petropavlovsk P.L.C.                                13,841,290    1,644,997
    RPC Group P.L.C.                                     2,358,548   28,493,928
    Synthomer P.L.C.                                     1,400,191    9,426,544
    Vedanta Resources P.L.C.                               424,451    4,992,677
    Victrex P.L.C.                                         521,515   18,921,621
    Zotefoams P.L.C.                                        93,537      582,173
                                                                   ------------
Total Materials                                                     183,337,887
                                                                   ------------
Real Estate -- (2.5%)
#   Capital & Counties Properties P.L.C.                 4,191,254   17,601,541
    CLS Holdings P.L.C.                                    365,895    1,229,610
#*  Countrywide P.L.C.                                     736,847      890,710
    Daejan Holdings P.L.C.                                  41,786    3,541,739
    Foxtons Group P.L.C.                                 1,025,578      994,019
    Grainger P.L.C.                                      2,871,850   11,791,438
    Harworth Group P.L.C.                                   30,680       48,556
    Helical P.L.C.                                         647,501    2,927,503
    LSL Property Services P.L.C.                           350,497    1,411,460
*   Raven Russia, Ltd.                                   1,019,157      720,247
    Savills P.L.C.                                         823,162   11,989,935
    St. Modwen Properties P.L.C.                         1,206,140    7,069,899
    U & I Group P.L.C.                                     734,066    2,119,162
    Urban & Civic P.L.C.                                     3,151       13,621
                                                                   ------------
Total Real Estate                                                    62,349,440
                                                                   ------------
Telecommunication Services -- (0.9%)
    Inmarsat P.L.C.                                      2,371,810   15,633,363
    KCOM Group P.L.C.                                    3,241,032    4,053,605
#   TalkTalk Telecom Group P.L.C.                        2,658,372    4,490,516
                                                                   ------------
Total Telecommunication Services                                     24,177,484
                                                                   ------------
Utilities -- (1.5%)
    Drax Group P.L.C.                                    2,361,584    8,706,281
    Pennon Group P.L.C.                                  2,236,812   22,865,341

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
Utilities -- (Continued)
      Telecom Plus P.L.C.                                340,923 $    5,619,901
                                                                 --------------
Total Utilities                                                      37,191,523
                                                                 --------------
TOTAL COMMON STOCKS                                               2,463,407,395
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       2,463,407,395
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund                   5,599,951     64,797,029
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,982,456,722)^^            $2,528,204,424
                                                                 ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary           --    $  539,383,312   --    $  539,383,312
   Consumer Staples                 --       124,515,415   --       124,515,415
   Energy                           --       112,677,727   --       112,677,727
   Financials                       --       386,795,436   --       386,795,436
   Health Care                      --        89,010,698   --        89,010,698
   Industrials                      --       649,015,013   --       649,015,013
   Information Technology           --       254,953,460   --       254,953,460
   Materials                        --       183,337,887   --       183,337,887
   Real Estate                      --        62,349,440   --        62,349,440
   Telecommunication Services       --        24,177,484   --        24,177,484
   Utilities                        --        37,191,523   --        37,191,523
Securities Lending Collateral       --        64,797,029   --        64,797,029
                                    --    --------------   --    --------------
TOTAL                               --    $2,528,204,424   --    $2,528,204,424
                                    ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (92.9%)

AUSTRIA -- (3.2%)
    Agrana Beteiligungs AG                                  18,464 $  2,256,557
    ANDRITZ AG                                             351,021   21,073,144
    Atrium European Real Estate, Ltd.                      793,939    4,147,657
    Austria Technologie & Systemtechnik AG                 162,266    5,175,578
    BUWOG AG                                               513,165   18,444,488
    CA Immobilien Anlagen AG                               447,444   13,745,504
#   DO & CO AG                                              33,913    2,262,497
    EVN AG                                                 212,870    4,360,297
*   FACC AG                                                121,108    3,081,436
    Flughafen Wien AG                                       21,758      957,296
#   IMMOFINANZ AG                                        5,007,188   12,829,764
    Josef Manner & Co. AG                                      870       62,703
    Kapsch TrafficCom AG                                    33,915    2,042,068
    Lenzing AG                                              66,004    8,398,321
    Mayr Melnhof Karton AG                                  49,633    7,791,236
    Oberbank AG                                             45,017    4,685,418
    Oesterreichische Post AG                               202,551    9,647,341
    Palfinger AG                                            92,883    3,953,471
    POLYTEC Holding AG                                     103,266    2,409,213
#   Porr AG                                                 57,280    1,976,729
*   Raiffeisen Bank International AG                       387,611   16,662,466
#   Rosenbauer International AG                             19,267    1,300,488
    S IMMO AG                                              330,386    6,184,742
#*  Schoeller-Bleckmann Oilfield Equipment AG               63,374    6,888,419
#   Semperit AG Holding                                     68,546    1,702,945
    Strabag SE                                             105,005    4,541,652
    Telekom Austria AG                                     809,706    7,827,522
    UBM Development AG                                       7,987      418,993
    UNIQA Insurance Group AG                               808,305    9,955,957
    Verbund AG                                             303,529    8,418,237
#   Vienna Insurance Group AG Wiener Versicherung Gruppe   199,332    7,072,815
#   Wienerberger AG                                        617,965   16,862,852
#   Zumtobel Group AG                                      173,368    2,032,345
                                                                   ------------
TOTAL AUSTRIA                                                       219,170,151
                                                                   ------------
BELGIUM -- (4.4%)
#*  Ablynx NV                                              382,567   20,856,574
    Ackermans & van Haaren NV                              137,399   25,607,055
*   AGFA-Gevaert NV                                      1,218,771    6,118,567
*   Argenx SE                                               26,227    2,046,152
    Atenor                                                  11,761      713,753
    Banque Nationale de Belgique                                87      326,523
    Barco NV                                                67,758    8,357,117
    Bekaert SA                                             214,947    9,764,741
#*  Biocartis NV                                           144,575    2,606,231
    bpost SA                                               503,661   16,746,157
#*  Celyad SA                                               42,198    1,989,809
    Cie d'Entreprises CFE                                   48,913    7,063,329
    Cie Immobiliere de Belgique SA                          15,161    1,019,283
    Co.Br.Ha Societe Commerciale de Brasserie SA               111      545,823
    D'ieteren SA                                           142,311    6,646,354

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
#*  Dalenys                                                 20,562 $    229,662
    Deceuninck NV                                          385,581    1,460,066
    Econocom Group SA                                      686,666    5,731,774
    Elia System Operator SA                                171,886   10,563,020
#   Euronav NV                                             780,068    6,644,471
    EVS Broadcast Equipment SA                              75,122    2,813,414
#*  Exmar NV                                               187,317    1,354,334
#*  Fagron                                                 262,019    3,701,433
*   Galapagos NV(B07MXC1)                                   62,208    7,428,397
*   Galapagos NV(B07Q2V5)                                  220,186   26,149,110
    Gimv NV                                                 63,569    4,065,907
#   Ion Beam Applications                                  115,719    3,536,313
    Jensen-Group NV                                         15,401      821,815
    Kinepolis Group NV                                      94,699    6,990,979
#   Lotus Bakeries                                           1,464    3,926,259
#*  MDxHealth                                              214,040    1,035,591
    Melexis NV                                             113,154   11,916,134
#*  Nyrstar NV                                             745,540    6,048,169
    Ontex Group NV                                         473,271   13,983,392
    Orange Belgium SA                                      179,876    3,800,759
#   Picanol                                                 28,690    3,252,447
    RealDolmen(5529094)                                        120            3
    RealDolmen(B3M0622)                                     15,927      665,837
    Recticel SA                                            247,048    2,926,155
    Resilux                                                  5,092      938,927
    Roularta Media Group NV                                 12,572      361,998
    Sioen Industries NV                                     50,085    1,759,121
    Sipef SA                                                32,784    2,493,734
*   Telenet Group Holding NV                                35,452    2,727,292
    TER Beke SA                                              2,816      622,452
*   Tessenderlo Group SA                                   213,754   10,243,303
#*  ThromboGenics NV                                       205,315    1,072,464
#*  TiGenix NV                                           1,307,407    2,831,284
    Umicore SA                                             703,600   37,040,360
    Van de Velde NV                                         35,498    1,889,549
*   Viohalco SA                                            583,796    2,724,364
                                                                   ------------
TOTAL BELGIUM                                                       304,157,757
                                                                   ------------
DENMARK -- (4.7%)
#   ALK-Abello A.S.                                         36,938    4,691,824
    Alm Brand A.S.                                         562,935    6,938,352
#   Ambu A.S. Class B                                      731,091   15,692,931
    Arkil Holding A.S. Class B                                 504      115,404
*   Bang & Olufsen A.S.                                    256,627    6,891,890
    BankNordik P/F                                          10,210      187,505
*   Bavarian Nordic A.S.                                   204,295    7,871,172
    Brodrene Hartmann A.S.                                  16,148      909,983
#   Columbus A.S.                                          366,239      926,084
#*  D/S Norden A.S.                                        196,089    3,906,533
    DFDS A.S.                                              199,035   11,942,952
    Djurslands Bank A.S.                                     8,970      366,425
#   FLSmidth & Co. A.S.                                    268,920   15,837,861

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Fluegger A.S. Class B                                    4,198 $    246,241
#   GN Store Nord A.S.                                     855,243   28,840,575
    Gronlandsbanken A.S.                                     1,125      123,844
*   H+H International A.S. Class B                          62,146    1,510,451
    Harboes Bryggeri A.S. Class B                           16,516      251,463
    IC Group A.S.                                           41,449      979,102
*   Jeudan A.S.                                              6,335      793,144
    Jyske Bank A.S.                                        434,014   25,090,189
    Lan & Spar Bank                                          4,981      386,940
    Matas A.S.                                             231,085    2,902,914
*   Nilfisk Holding A.S.                                   182,797   10,604,069
*   NKT A.S.                                               206,194    8,990,321
    NNIT A.S.                                               52,884    1,621,506
    Nordjyske Bank A.S.                                     44,782      889,881
    Parken Sport & Entertainment A.S.                       33,556      407,798
    Per Aarsleff Holding A.S.                              126,705    4,356,961
    Ringkjoebing Landbobank A.S.                           126,846    6,993,580
    Roblon A.S. Class B                                      2,700      157,002
    Rockwool International A.S. Class A                        275       70,920
    Rockwool International A.S. Class B                     49,565   13,845,448
    Royal Unibrew A.S.                                     271,013   16,470,127
#   RTX A.S.                                                45,802    1,212,049
*   Santa Fe Group A.S.                                    127,806      965,747
    Scandinavian Tobacco Group A.S. Class A                 51,716    1,045,771
    Schouw & Co., A.S.                                      78,577    7,953,293
#   SimCorp A.S.                                           244,707   15,542,749
    Solar A.S. Class B                                      37,041    2,444,866
    Spar Nord Bank A.S.                                    489,295    5,829,090
    Sydbank A.S.                                           503,207   20,579,861
    TDC A.S.                                             5,367,272   35,824,313
#   Tivoli A.S.                                              9,390      984,205
*   TK Development A.S.                                    600,824      714,037
*   Topdanmark A.S.                                        491,266   23,469,537
    TORM P.L.C.                                             40,031      325,030
    United International Enterprises                        10,218    2,206,892
#*  Vestjysk Bank A.S.                                   1,179,894      544,147
#*  Zealand Pharma A.S.                                    150,235    2,546,171
                                                                   ------------
TOTAL DENMARK                                                       323,999,150
                                                                   ------------
FINLAND -- (6.2%)
#   Afarak Group Oyj                                       316,672      368,476
    Ahlstrom-Munksjo Oyj                                   108,356    2,389,914
    Aktia Bank Oyj                                         196,152    2,338,613
    Alandsbanken Abp Class B                                21,354      379,034
    Alma Media Oyj                                          93,820      922,739
#   Amer Sports Oyj                                        773,158   21,827,378
    Apetit Oyj                                              19,391      359,694
    Aspo Oyj                                                92,762    1,157,698
    Atria Oyj                                               65,971    1,018,088
#*  BasWare Oyj                                             51,134    2,830,944
#   Bittium Oyj                                            178,633    1,268,863
    Cargotec Oyj Class B                                   250,754   14,619,344

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
#*  Caverion Oyj                                            640,849 $ 5,402,322
#   Citycon Oyj                                           2,467,372   6,849,632
    Cramo Oyj                                               228,789   5,581,650
    Digia Oyj                                                69,731     203,597
    Elisa Oyj                                               858,740  36,550,854
    F-Secure Oyj                                            595,193   2,887,060
    Finnair Oyj                                             472,532   5,721,058
    Fiskars Oyj Abp                                         197,672   5,879,945
*   Glaston Oyj Abp                                          46,084      26,203
    HKScan Oyj Class A                                      193,582     740,061
#   Huhtamaki Oyj                                           584,037  24,932,033
    Ilkka-Yhtyma Oyj                                         61,503     281,768
    Kemira Oyj                                              702,148   9,940,085
    Kesko Oyj Class A                                        36,388   2,066,759
    Kesko Oyj Class B                                       459,850  26,820,739
    Konecranes Oyj                                          392,809  19,942,028
    Lassila & Tikanoja Oyj                                  192,118   4,523,212
    Lehto Group Oyj                                          37,119     566,673
    Lemminkainen Oyj                                         30,098     892,318
    Metsa Board Oyj                                       1,398,928  12,727,698
    Metso Oyj                                               716,276  25,008,142
    Nokian Renkaat Oyj                                      739,596  37,366,467
    Olvi Oyj Class A                                         79,011   2,854,939
    Oriola Oyj Class A                                        6,054      23,520
    Oriola Oyj Class B                                      628,439   2,236,406
#   Orion Oyj Class A                                       123,563   5,307,112
    Orion Oyj Class B                                       236,640   9,492,616
    Outokumpu Oyj                                         2,921,503  25,061,004
#*  Outotec Oyj                                           1,238,541  10,665,984
    Pihlajalinna Oyj                                         67,235   1,224,720
    Ponsse Oyj                                               63,501   2,050,690
*   Poyry Oyj                                               188,253   1,215,547
*   QT Group Oyj                                             55,899     354,421
    Raisio Oyj Class V                                      641,021   3,553,196
    Ramirent Oyj                                            524,612   5,265,528
    Rapala VMC Oyj                                          109,543     456,434
    Raute Oyj Class A                                           880      35,486
    Revenio Group Oyj                                        34,268   1,575,407
    Sanoma Oyj                                              749,458   9,716,009
#   SRV Group OYJ                                            58,013     275,031
*   Stockmann Oyj Abp Class A                                49,045     271,720
#*  Stockmann Oyj Abp Class B                               173,382     893,633
    Technopolis Oyj                                         956,192   4,816,260
    Teleste Oyj                                              50,364     447,623
    Tieto Oyj                                               343,275  11,932,484
    Tikkurila Oyj                                           233,601   4,691,439
#   Tokmanni Group Corp.                                     58,886     552,002
    Uponor Oyj                                              328,864   6,961,408
    Vaisala Oyj Class A                                      51,551   2,943,026
    Valmet Oyj                                              865,528  19,420,415
    Viking Line Abp                                          10,366     219,965

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
#   YIT Oyj                                              1,301,812 $ 10,701,873
                                                                   ------------
TOTAL FINLAND                                                       429,606,987
                                                                   ------------
FRANCE -- (12.8%)
    ABC Arbitrage                                          176,146    1,456,330
    Actia Group                                             48,398      463,774
#*  Adocia                                                   2,075       41,166
*   Air France-KLM                                         998,980   15,494,733
    Akka Technologies                                       51,478    3,231,550
    Albioma SA                                             145,852    3,799,219
    Altamir                                                130,609    2,546,905
    Alten SA                                               142,403   14,416,266
    Altran Technologies SA                                 841,627   15,658,600
#*  Antalis International SAS                              120,399      298,268
    April SA                                                75,049    1,508,945
#*  Archos                                                 138,714      133,930
    Arkema SA                                               66,897    8,540,270
    Assystem                                                62,252    2,325,083
    Aubay                                                   31,239    1,490,232
    Axway Software SA                                       35,286      963,448
    Bastide le Confort Medical                              16,987    1,164,910
    Beneteau SA                                            216,231    5,754,866
    Bigben Interactive                                      64,576      975,604
    BioMerieux                                              61,113    5,785,880
    Boiron SA                                               38,163    3,336,841
    Bonduelle SCA                                           81,792    4,312,145
#   Bourbon Corp.                                          113,551    1,143,363
    Burelle SA                                               1,223    2,118,823
    Casino Guichard Perrachon SA                           223,349   13,050,183
    Catering International Services                         14,124      333,239
*   Cegedim SA                                              25,022    1,283,943
#*  CGG SA                                                  97,011      346,351
#   Chargeurs SA(5021318)                                  107,537    3,558,422
*   Chargeurs SA(BDH48T0)                                    1,205       38,876
    Cie des Alpes                                           49,012    2,116,633
    Cie Plastic Omnium SA                                  312,439   16,048,884
*   Coface SA                                              433,537    4,873,250
    Derichebourg SA                                        584,687    5,863,317
    Devoteam SA                                             28,114    2,787,275
    Dom Security                                             2,414      185,167
    Edenred                                              1,188,202   38,346,776
    Electricite de Strasbourg SA                            21,168    3,548,860
#   Elior Group SA                                         578,748   13,320,393
    Elis SA                                                525,301   14,676,430
*   Eramet                                                  50,726    7,159,327
*   Esso SA Francaise                                       15,303      980,862
*   Etablissements Maurel et Prom                           55,661      258,575
    Euronext NV                                            291,850   19,771,267
    Europcar Groupe SA                                     451,417    6,277,133
    Eutelsat Communications SA                             726,775   15,996,210
    Exel Industries Class A                                 10,330    1,519,652
    Faurecia                                               306,467   27,499,342

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Fleury Michon SA                                          5,962 $   375,574
*   Fnac Darty SA                                            94,634  11,038,558
    Gaumont SA                                               13,521   2,129,422
#   Gaztransport Et Technigaz SA                            115,771   8,009,245
    GEA                                                       2,433     289,939
    Getlink SE                                            1,327,934  18,622,888
    Gevelot SA                                                3,466     852,830
    GL Events                                                48,992   1,660,342
    Groupe Crit                                              23,123   2,206,710
#*  Groupe Gorge                                             22,858     508,379
    Groupe Open                                              28,806   1,258,357
    Guerbet                                                  32,440   3,242,127
    Haulotte Group SA                                        74,466   1,776,144
    HERIGE SADCS                                              4,147     218,804
#*  HiPay Group SA                                           24,579     433,168
*   ID Logistics Group                                        8,079   1,361,409
    Imerys SA                                               137,065  14,689,852
    Ingenico Group SA                                       301,300  34,295,216
    Interparfums SA                                          54,223   2,532,905
    Ipsen SA                                                 83,548  11,699,682
    IPSOS                                                   190,742   7,286,067
    Jacquet Metal Service                                    71,359   2,649,365
    Kaufman & Broad SA                                       94,795   4,946,589
    Korian SA                                               240,537   7,744,114
    Lagardere SCA                                           673,857  21,015,816
    Lanson-BCC                                                8,795     397,532
    Laurent-Perrier                                          12,886   1,535,489
    Le Belier                                                 8,674     670,682
    Lectra                                                  133,460   3,770,400
    Linedata Services                                        11,036     518,091
    LISI                                                     99,064   4,773,379
    LNA Sante SA                                             29,442   2,014,446
    Maisons du Monde SA                                      15,505     665,915
    Maisons France Confort SA                                15,908   1,147,627
    Manitou BF SA                                            51,719   2,208,470
    Manutan International                                    14,828   1,719,062
    Mersen SA                                               117,956   5,755,462
#*  METabolic EXplorer SA                                   151,621     422,845
    Metropole Television SA                                 290,250   7,897,041
    MGI Coutier                                              56,783   2,498,724
    Mr Bricolage                                             30,731     576,004
#*  Naturex                                                  35,471   3,876,781
    Neopost SA                                              196,501   5,851,284
#   Nexans SA                                               185,479  11,250,113
    Nexity SA                                               241,351  14,542,959
#*  Nicox                                                   136,752   1,687,259
*   NRJ Group                                                73,487     826,645
#   Oeneo SA                                                145,805   1,911,254
#*  Onxeo SA(B04P0G6)                                       246,319     546,200
#*  Onxeo SA(BPFJVR0)                                        48,958     109,455
    Orpea                                                   178,098  22,227,783
#*  Parrot SA                                               112,753   1,137,988
*   Pierre & Vacances SA                                     29,600   1,556,428

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Plastivaloire                                            45,387 $ 1,032,487
    PSB Industries SA                                         8,805     522,494
#   Rallye SA                                               139,003   2,550,687
#*  Recylex SA                                               98,996   1,663,632
    Rexel SA                                              1,732,990  31,219,013
#   Robertet SA                                               3,652   1,889,146
    Rothschild & Co.                                         37,276   1,540,802
#   Rubis SCA                                               540,145  39,836,513
    Samse SA                                                  8,068   1,701,639
    Sartorius Stedim Biotech                                101,854   8,823,066
    Savencia SA                                              33,010   3,352,854
    SEB SA                                                   37,183   7,682,087
    Seche Environnement SA                                   13,064     502,563
#*  Sequana SA                                              289,137     294,991
#*  SES-imagotag SA                                           8,385     311,937
    Societe BIC SA                                           33,657   3,854,214
#*  Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco                                               60,258   3,932,500
    Societe Marseillaise du Tunnel Prado-Carenage SA          3,933     116,529
#   Societe pour I'Informatique Industrielle                 39,961   1,231,886
*   SOITEC                                                   87,729   7,196,310
#*  Solocal Group                                         3,289,445   4,078,222
    Somfy SA                                                104,615  11,658,411
    Sopra Steria Group                                       78,159  15,861,999
    SPIE SA                                                 453,235  11,263,265
#*  SRP Groupe SA                                            16,799     220,354
*   Stallergenes Greer P.L.C.                                17,126     737,030
*   Ste Industrielle d'Aviation Latecoere SA                362,344   2,487,638
    Stef SA                                                  28,044   3,445,081
    Sword Group                                              35,526   1,641,851
    Synergie SA                                              69,728   4,152,259
    Tarkett SA                                              121,413   4,746,623
    Technicolor SA                                        1,482,868   5,541,108
    Teleperformance                                         208,250  31,561,048
    Television Francaise 1                                  615,411   9,230,337
#   Tessi SA                                                  6,874   1,625,970
    TFF Group                                                20,260   1,088,687
    Thermador Groupe                                         16,610   2,652,070
    Total Gabon                                               2,073     400,221
#*  Touax SA                                                  8,812     124,635
    Trigano SA                                               46,958   9,115,565
*   Ubisoft Entertainment SA                                521,852  44,661,983
    Union Financiere de France BQE SA                        16,855     649,414
#*  Vallourec SA                                          1,831,755  12,544,788
#*  Valneva SE                                              322,635   1,450,626
    Vetoquinol SA                                            18,701   1,258,910
    Vicat SA                                                 92,704   7,638,104
    VIEL & Cie SA                                           161,700   1,079,317
    Vilmorin & Cie SA                                        29,068   3,178,643
#*  Virbac SA                                                22,063   3,390,484
    Vranken-Pommery Monopole SA                              18,262     541,664

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
*   Worldline SA                                            49,810 $  2,816,001
                                                                   ------------
TOTAL FRANCE                                                        879,837,996
                                                                   ------------
GERMANY -- (14.5%)
    1&1 Drillisch AG                                       224,579   18,681,341
    Aareal Bank AG                                         425,534   21,511,702
*   Adler Modemaerkte AG                                    45,612      338,337
*   ADLER Real Estate AG                                   152,507    2,450,455
    ADO Properties SA                                       96,007    5,173,103
#*  ADVA Optical Networking SE                             227,659    1,921,467
*   AIXTRON SE                                             634,440    9,584,478
    All for One Steeb AG                                       569       49,142
    Allgeier SE                                             30,618    1,034,993
    Amadeus Fire AG                                         30,551    3,150,298
*   AS Creation Tapeten                                      7,109      194,723
    Atoss Software AG                                          193       20,739
    Aurubis AG                                             221,691   23,296,001
    Axel Springer SE                                       172,391   15,149,290
    Basler AG                                                5,657    1,416,149
    Bauer AG                                                58,140    1,784,014
    BayWa AG(5838057)                                       83,373    3,233,590
    BayWa AG(5838068)                                          124        5,018
    Bechtle AG                                             158,870   14,489,409
#   Bertrandt AG                                            27,357    3,508,522
    Bijou Brigitte AG                                       19,732    1,222,550
    Bilfinger SE                                           185,072    8,687,012
    Borussia Dortmund GmbH & Co. KGaA                      478,728    3,400,601
    CANCOM SE                                               89,872    8,490,843
    Carl Zeiss Meditec AG                                  180,477   11,813,076
    CECONOMY AG                                            591,630    8,529,399
    CENIT AG                                                49,616    1,369,734
    CENTROTEC Sustainable AG                                44,813      851,320
    Cewe Stiftung & Co. KGAA                                30,681    3,341,506
    Comdirect Bank AG                                      181,201    2,614,695
    CompuGroup Medical SE                                  118,208    7,486,631
*   Constantin Medien AG                                   333,881      945,128
    CropEnergies AG                                        118,349    1,069,603
    CTS Eventim AG & Co. KGaA                              227,093   11,354,655
    Data Modul AG                                           11,455    1,075,780
#   Delticom AG                                             28,981      409,277
    Deutsche Beteiligungs AG                                73,072    4,510,239
    Deutsche EuroShop AG                                   237,848    9,345,513
    Deutsche Pfandbriefbank AG                             445,555    8,235,473
    Deutz AG                                               690,658    6,413,326
*   Dialog Semiconductor P.L.C.                            382,079   11,648,724
    DIC Asset AG                                           291,361    3,741,834
    Diebold Nixdorf AG                                      17,997    1,595,216
    DMG Mori AG                                             17,946    1,063,814
    Dr Hoenle AG                                            25,078    1,618,754
    Draegerwerk AG & Co. KGaA                               16,396    1,251,478
    Duerr AG                                               143,919   19,827,412
    Eckert & Ziegler AG                                     19,094      887,875

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    EDAG Engineering Group AG                                13,210 $   268,851
    Elmos Semiconductor AG                                   62,185   1,841,770
#   ElringKlinger AG                                        167,277   3,885,604
*   Euromicron AG                                            43,500     443,948
*   Evotec AG                                                30,847     563,284
    Ferratum Oyj                                             42,522   1,584,289
    Fielmann AG                                             100,188   8,772,380
#*  First Sensor AG                                          26,646     694,327
    Francotyp-Postalia Holding AG Class A                    55,619     302,727
    Fraport AG Frankfurt Airport Services Worldwide          28,862   3,417,216
    Freenet AG                                              854,918  32,782,805
    Fuchs Petrolub SE                                       138,497   7,033,073
    Gerresheimer AG                                         193,393  16,891,981
#   Gerry Weber International AG                            114,716   1,272,685
    Gesco AG                                                 52,317   2,001,722
#   GFT Technologies SE                                      88,655   1,411,871
    Grammer AG                                               78,618   4,952,940
    GRENKE AG                                               105,657  12,600,616
*   H&R GmbH & Co. KGaA                                      56,454   1,000,184
    Hamburger Hafen und Logistik AG                         134,558   3,757,539
*   Hapag-Lloyd AG                                           20,213     838,429
*   Heidelberger Druckmaschinen AG                        1,506,720   5,446,767
    Hella GmbH & Co KGaA                                    175,673  12,518,905
    Highlight Communications AG                              94,846     607,311
*   HolidayCheck Group AG                                   149,489     556,669
    Hornbach Baumarkt AG                                     25,031     961,282
    Hugo Boss AG                                            314,787  28,911,085
    Indus Holding AG                                        128,956  10,236,579
    Isra Vision AG                                           18,038   4,198,822
*   IVU Traffic Technologies AG                               8,672      55,836
    Jenoptik AG                                             287,722  11,941,782
#   K+S AG                                                1,020,067  28,668,525
    Kloeckner & Co. SE                                      526,099   6,976,678
    Koenig & Bauer AG                                        73,522   6,026,594
#   Krones AG                                                77,048  10,767,169
    KSB SE & Co. KGaA                                         3,466   2,126,908
    KWS Saat SE                                              15,926   6,723,378
    Lanxess AG                                              436,535  38,119,939
    LEG Immobilien AG                                       319,831  36,094,769
    Leifheit AG                                              44,598   1,576,250
    Leoni AG                                                199,833  15,345,079
*   LPKF Laser & Electronics AG                              67,178     717,314
*   Manz AG                                                  24,333   1,044,403
    MasterFlex SE                                            19,500     217,269
*   Mediclin AG                                              88,966     674,809
*   Medigene AG                                             108,058   2,277,128
    MLP SE                                                  358,972   2,529,210
    MTU Aero Engines AG                                      69,659  12,487,676
    Nemetschek SE                                           111,476  10,983,124
    Nexus AG                                                 65,484   2,190,889
#*  Nordex SE                                               307,691   4,067,646
    Norma Group SE                                          202,672  15,963,576
    OHB SE                                                   34,003   1,956,596

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    OSRAM Licht AG                                          210,842 $18,427,165
#   paragon AG                                               14,189   1,460,800
*   Patrizia Immobilien AG                                  289,524   7,251,618
*   Petro Welt Technologies AG                                9,723      83,995
    Pfeiffer Vacuum Technology AG                            52,225  10,354,931
    PNE Wind AG                                             386,352   1,488,943
    Progress-Werk Oberkirch AG                                7,571     442,094
    PSI Software AG                                          36,862     868,507
    Puma SE                                                  10,528   4,439,660
*   PVA TePla AG                                             50,786     921,049
*   QIAGEN NV                                               693,540  23,197,116
    QSC AG                                                  536,325   1,000,282
    R Stahl AG                                               14,952     562,634
    Rational AG                                              14,449  10,163,784
    Rheinmetall AG                                          264,035  37,374,182
    RHOEN-KLINIKUM AG                                       233,180   9,182,011
    RIB Software SE                                         197,541   6,685,665
    S&T AG                                                  302,174   8,310,600
    SAF-Holland SA                                          337,748   7,926,353
    Salzgitter AG                                           245,174  14,808,588
#*  Schaltbau Holding AG                                     27,311     952,926
    Schloss Wachenheim AG                                     7,479     193,141
    Secunet Security Networks AG                              3,012     358,862
*   SGL Carbon SE                                             5,065      78,899
#   SHW AG                                                   25,624   1,114,745
*   Siltronic AG                                             88,246  14,650,297
    Sixt Leasing SE                                          41,235     977,598
    Sixt SE                                                  80,910   8,359,271
#   SMA Solar Technology AG                                  67,768   3,689,218
*   SMT Scharf AG                                            18,103     328,803
#   Softing AG                                               22,353     272,639
    Software AG                                             325,372  17,660,283
    Stabilus SA                                             101,923   9,880,496
#   STRATEC Biomedical AG                                     7,321     666,072
    Stroeer SE & Co. KGaA                                   125,732   9,690,155
    Suedzucker AG                                           438,206   8,351,104
*   SUESS MicroTec SE                                       122,073   2,432,632
    Surteco SE                                               39,841   1,363,032
    TAG Immobilien AG                                       828,939  16,385,677
    Takkt AG                                                168,053   4,677,628
    Technotrans AG                                           34,509   1,918,887
*   Tele Columbus AG                                        175,871   1,972,994
    TLG Immobilien AG                                       346,342   9,752,451
*   Tom Tailor Holding SE                                   189,809   2,668,283
    Traffic Systems SE                                       26,320     611,624
    Uniper SE                                               312,671   9,334,185
    VERBIO Vereinigte BioEnergie AG                         127,536   1,165,797
*   Vossloh AG                                               68,437   3,763,037
#   VTG AG                                                   80,128   4,148,553
    Wacker Chemie AG                                         74,710  14,990,693
    Wacker Neuson SE                                        160,066   6,558,305
    Washtec AG                                               55,718   4,822,457
    Wuestenrot & Wuerttembergische AG                        49,896   1,494,354

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    XING SE                                                 16,563 $  5,793,158
    Zeal Network SE                                         41,781    1,296,630
                                                                   ------------
TOTAL GERMANY                                                       996,407,310
                                                                   ------------
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                              399,607    1,513,370
    C&C Group P.L.C.(B011Y09)                            1,085,694    4,067,262
    Datalex P.L.C.                                          91,110      361,147
*   FBD Holdings P.L.C.                                    125,459    1,729,137
    Glanbia P.L.C.(0066950)                                700,613   11,985,071
    Glanbia P.L.C.(4058629)                                214,971    3,676,552
    IFG Group P.L.C.                                       302,015      775,888
*   Independent News & Media P.L.C.                      1,915,415      260,452
    Irish Continental Group P.L.C.(BLP5857)                485,129    3,440,057
    Irish Continental Group P.L.C.(BLP59W1)                234,200    1,697,197
    Kingspan Group P.L.C.                                  734,997   33,897,396
    Smurfit Kappa Group P.L.C.                             456,804   16,030,992
                                                                   ------------
TOTAL IRELAND                                                        79,434,521
                                                                   ------------
ISRAEL -- (2.4%)
*   ADO Group, Ltd.                                         82,841    1,651,245
    Afcon Holdings, Ltd.                                       482       25,322
*   Africa Israel Properties, Ltd.                          87,019    2,176,253
    Africa Israel Residences, Ltd.                           1,550       33,254
#*  Airport City, Ltd.                                     421,822    5,428,281
    Albaad Massuot Yitzhak, Ltd.                             2,660       40,827
*   Allot Communications, Ltd.                             154,992      789,729
    Alony Hetz Properties & Investments, Ltd.              181,446    1,904,944
#   Alrov Properties and Lodgings, Ltd.                     48,457    1,997,744
    Amot Investments, Ltd.                                 640,380    3,827,204
    Arad, Ltd.                                               6,906       79,948
*   Arko Holdings, Ltd.                                    879,723      504,821
    Ashtrom Group, Ltd.                                     16,023       70,330
    Ashtrom Properties, Ltd.                               107,235      613,429
*   AudioCodes, Ltd.                                       165,181    1,286,484
    Avgol Industries 1953, Ltd.                            435,107      535,386
*   Azorim-Investment Development & Construction Co.,
      Ltd.                                                 405,707      502,962
    Bayside Land Corp.                                       4,564    2,294,407
    Big Shopping Centers, Ltd.                              27,978    1,893,680
*   BioLine RX, Ltd.                                        83,966       90,128
#   Blue Square Real Estate, Ltd.                           33,250    1,367,133
*   Bonus Biogroup, Ltd.                                   165,281       30,577
#*  Brack Capital Properties NV                             30,484    3,615,490
    Camtek, Ltd.                                            26,132      181,923
#   Carasso Motors, Ltd.                                    89,088      745,012
*   Cellcom Israel, Ltd.                                   310,154    2,888,034
    Ceragon Networks, Ltd.                                 266,244      553,788
#*  Clal Biotechnology Industries, Ltd.                    291,561      296,593
*   Clal Insurance Enterprises Holdings, Ltd.              123,888    2,408,664
    Cohen Development & Industrial Buildings, Ltd.           3,184       67,392
#*  Compugen, Ltd.                                         185,531      553,873
    Danel Adir Yeoshua, Ltd.                                12,236      722,061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
#   Delek Automotive Systems, Ltd.                           204,232 $1,585,995
    Delek Group, Ltd.                                            980    172,283
#   Delta-Galil Industries, Ltd.                              72,570  2,567,286
#   Direct Insurance Financial Investments, Ltd.              95,848  1,253,433
#   El Al Israel Airlines                                  1,852,806    763,594
#   Electra Consumer Products 1970, Ltd.                      51,141    884,801
    Electra, Ltd.                                             10,539  2,813,776
*   Elron Electronic Industries, Ltd.                         92,425    483,595
*   Energix-Renewable Energies, Ltd.                         673,734    661,663
*   Enlight Renewable Energy, Ltd.                         1,633,359    916,464
*   Equital, Ltd.                                             18,456    525,096
#*  Evogene, Ltd.                                             70,559    261,868
    First International Bank Of Israel, Ltd.                 233,290  5,263,275
    FMS Enterprises Migun, Ltd.                               18,743    740,755
#*  Foresight Autonomous Holdings, Ltd.                      172,589    157,384
    Formula Systems 1985, Ltd.                                55,198  2,388,388
    Fox Wizel, Ltd.                                           45,016    921,567
*   Gilat Satellite Networks, Ltd.                           200,464  1,662,735
*   Hadera Paper, Ltd.                                        15,956  1,128,402
    Hamlet Israel-Canada, Ltd.                                25,289    648,236
    Harel Insurance Investments & Financial Services, Ltd.   636,496  5,257,475
    Hilan, Ltd.                                               60,701  1,411,523
    IDI Insurance Co., Ltd.                                   33,039  2,388,041
#*  Industrial Buildings Corp., Ltd.                         608,720    978,841
    Inrom Construction Industries, Ltd.                      290,531  1,438,132
*   Intec Pharma, Ltd.                                        34,643    215,276
*   Israel Discount Bank, Ltd. Class A                     2,432,173  7,275,519
    Israel Land Development Co., Ltd. (The)                   24,708    282,480
    Isras Investment Co., Ltd.                                 2,644    357,359
*   Issta Lines, Ltd.                                          4,978    114,668
*   Jerusalem Oil Exploration                                 50,465  3,128,224
#*  Kamada, Ltd.                                             160,188    889,083
*   Kenon Holdings, Ltd.                                      56,082  1,675,461
    Kerur Holdings, Ltd.                                      24,373    761,829
    Klil Industries, Ltd.                                      5,219    517,334
    Maabarot Products, Ltd.                                   22,937    294,365
    Magic Software Enterprises, Ltd.                         107,519    966,677
#   Matrix IT, Ltd.                                          207,149  2,458,251
    Maytronics, Ltd.                                         197,821  1,092,092
#*  Mazor Robotics, Ltd.                                     228,777  7,517,622
    Mediterranean Towers, Ltd.                               165,998    380,320
    Mega Or Holdings, Ltd.                                    48,341    757,652
    Meitav Dash Investments, Ltd.                             80,301    300,392
    Melisron, Ltd.                                            73,243  3,274,615
    Menora Mivtachim Holdings, Ltd.                          144,222  2,093,820
    Migdal Insurance & Financial Holding, Ltd.             2,192,100  2,630,578
    Minrav Holdings, Ltd.                                        178     22,936
#   Mivtach Shamir Holdings, Ltd.                             23,078    513,653
    Naphtha Israel Petroleum Corp., Ltd.                     195,407  1,316,419
#   Nawi Brothers, Ltd.                                       64,301    372,038
    Neto ME Holdings, Ltd.                                     8,856    812,011
*   Nova Measuring Instruments, Ltd.                         152,942  4,160,017
*   NR Spuntech Industries, Ltd.                              17,097     59,976

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
ISRAEL -- (Continued)
    Oil Refineries, Ltd.                                 6,971,961 $  3,302,108
*   Partner Communications Co., Ltd.                       628,933    3,561,746
    Paz Oil Co., Ltd.                                       33,847    5,830,472
*   Perion Network, Ltd.                                    16,455       17,066
*   Phoenix Holdings, Ltd. (The)                           356,371    2,235,763
    Plasson Industries, Ltd.                                18,179    1,024,260
#   Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.                                                  38,112    2,234,138
*   Redhill Biopharma, Ltd.                                155,702       97,061
    Scope Metals Group, Ltd.                                35,517    1,093,876
#   Shapir Engineering and Industry, Ltd.                  417,649    1,707,507
#   Shikun & Binui, Ltd.                                 1,180,819    2,884,971
    Shufersal, Ltd.                                        411,270    2,960,753
*   SodaStream International, Ltd.                           3,771      296,194
*   Space Communication, Ltd.                               17,611       99,825
    Strauss Group, Ltd.                                    179,343    4,042,855
    Summit Real Estate Holdings, Ltd.                      153,361    1,439,516
#*  Suny Cellular Communication, Ltd.                      280,473      187,865
#   Tadiran Holdings, Ltd.                                  12,911      433,274
*   Tower Semiconductor, Ltd.                              388,679   13,546,330
#*  Union Bank of Israel                                   199,952    1,130,825
                                                                   ------------
TOTAL ISRAEL                                                        168,818,598
                                                                   ------------
ITALY -- (10.6%)
#*  A.S. Roma SpA                                          218,575      160,597
    A2A SpA                                             10,221,563   19,643,607
    ACEA SpA                                               328,226    6,336,032
#*  Aeffe SpA                                              227,820      653,789
#   Aeroporto Guglielmo Marconi Di Bologna SpA              33,307      653,157
    Amplifon SpA                                           523,142    9,302,946
    Anima Holding SpA                                    1,432,624   12,019,867
*   Ansaldo STS SpA                                        566,438    8,577,518
*   Arnoldo Mondadori Editore SpA                          863,225    2,410,884
    Ascopiave SpA                                          450,902    1,987,202
#   Astaldi SpA                                            309,909    1,058,534
    Autogrill SpA                                          738,453   10,282,594
    Autostrade Meridionali SpA                                 982       37,162
    Azimut Holding SpA                                     599,714   13,658,135
    B&C Speakers SpA                                        12,267      171,009
#*  Banca Carige SpA                                   148,414,098    1,585,587
    Banca Finnat Euramerica SpA                            616,149      336,603
    Banca Generali SpA                                     339,615   12,721,013
    Banca IFIS SpA                                         143,766    6,840,944
    Banca Mediolanum SpA                                 1,625,161   15,943,718
*   Banca Monte dei Paschi di Siena SpA                     19,884       93,324
    Banca Popolare di Sondrio SCPA                       2,447,701    9,887,032
#   Banca Profilo SpA                                    1,745,024      552,135
#   Banca Sistema SpA                                      263,662      769,672
#*  Banco BPM SpA                                        9,509,050   36,195,214
    Banco di Desio e della Brianza SpA                     228,444      658,495
    BasicNet SpA                                           184,584      858,737
#   BE                                                     431,349      537,626
    Biesse SpA                                              84,710    4,760,745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
#   BPER Banca                                            2,948,138 $17,206,303
    Brembo SpA                                              870,524  14,059,292
#   Brunello Cucinelli SpA                                  179,229   6,008,513
    Buzzi Unicem SpA                                        484,863  14,236,151
    Cairo Communication SpA                                 446,088   2,061,017
*   Caltagirone Editore SpA                                   6,277      10,991
*   Carraro SpA                                             162,374     840,806
#   Cembre SpA                                               37,981   1,105,316
    Cementir Holding SpA                                    334,012   3,135,395
    Cerved Information Solutions SpA                      1,212,485  17,099,440
    CIR-Compagnie Industriali Riunite SpA                 2,176,173   3,156,498
    Credito Emiliano SpA                                    508,982   4,920,546
#*  Credito Valtellinese SpA                                 72,604     968,142
#*  d'Amico International Shipping SA                     1,300,549     420,772
    Danieli & C Officine Meccaniche SpA                      77,951   2,227,376
#   Datalogic SpA                                           117,161   4,668,454
#   De' Longhi SpA                                          287,319   9,665,771
    DeA Capital SpA                                         617,167   1,122,768
#   DiaSorin SpA                                            128,677  12,448,125
    Digital Bros SpA                                         21,727     294,140
    Ei Towers SpA                                           100,202   6,122,826
    El.En. SpA                                               37,123   1,363,920
*   Elica SpA                                                72,212     215,427
    Emak SpA                                                283,893     536,674
    Enav SpA                                                526,945   2,757,883
    ePrice SpA                                               99,656     338,768
    ERG SpA                                                 403,269   8,357,278
#   Esprinet SpA                                            169,978     932,804
#*  Eurotech SpA                                             90,850     151,110
*   Exprivia SpA                                             97,125     187,811
    Falck Renewables SpA                                    890,272   2,235,496
    Fila SpA                                                 93,800   2,388,338
#*  Fincantieri SpA                                       3,372,028   6,029,623
    FinecoBank Banca Fineco SpA                           2,273,171  28,262,607
    FNM SpA                                                 783,196     719,191
*   GEDI Gruppo Editoriale SpA                              927,122     734,749
#   Gefran SpA                                               37,987     500,209
#   Geox SpA                                                496,677   1,694,249
    Gruppo MutuiOnline SpA                                  124,765   2,417,396
    Hera SpA                                              4,832,062  17,661,039
*   IMMSI SpA                                             1,202,186   1,123,033
    Industria Macchine Automatiche SpA                       83,089   7,270,918
    Infrastrutture Wireless Italiane SpA                    972,624   7,029,111
#*  Intek Group SpA                                       1,768,514     669,049
    Interpump Group SpA                                     418,191  15,076,655
    Iren SpA                                              3,714,391  12,018,870
#   Italgas SpA                                           3,115,681  19,250,657
    Italmobiliare SpA                                        40,178   1,227,250
    IVS Group SA                                             48,367     792,121
#*  Juventus Football Club SpA                            2,763,968   2,800,693
    La Doria SpA                                             68,280   1,302,898
#   Maire Tecnimont SpA                                     772,032   4,023,340
#   MARR SpA                                                194,520   5,380,603

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Massimo Zanetti Beverage Group SpA                      51,697 $    489,785
#*  Mediaset SpA                                         4,201,139   16,721,842
    Moncler SpA                                            671,144   22,117,713
    Mondo TV SpA                                            89,356      672,967
    Nice SpA                                               136,266      608,445
*   Openjobmetis SpA agenzia per il lavoro                  38,549      646,406
    OVS SpA                                                977,759    7,242,482
#   Panariagroup Industrie Ceramiche SpA                    73,107      514,624
    Parmalat SpA                                           697,227    2,706,878
    Piaggio & C SpA                                      1,124,262    3,397,006
#*  Prelios SpA                                            127,326       18,268
#   Prima Industrie SpA                                     29,434    1,356,137
    Prysmian SpA                                           907,443   31,922,434
    RAI Way SpA                                            386,954    2,376,812
#   Reno de Medici SpA                                     840,050      673,455
    Reply SpA                                              109,860    7,136,748
#*  Retelit SpA                                            871,525    1,959,866
*   Rizzoli Corriere Della Sera Mediagroup SpA             644,744      957,842
    Sabaf SpA                                               41,323    1,012,617
    SAES Getters SpA                                        43,539    1,388,965
#*  Safilo Group SpA                                       176,776    1,043,541
#*  Saipem SpA                                           4,006,166   18,794,479
    Salini Impregilo SpA                                 1,282,257    5,162,307
#   Salvatore Ferragamo SpA                                262,482    7,393,986
    Saras SpA                                            2,990,342    6,532,608
    Servizi Italia SpA                                      49,376      388,599
    Sesa SpA                                                34,121    1,135,702
#*  Snaitech SpA                                           538,898    1,038,954
    Societa Cattolica di Assicurazioni SC                1,092,502   13,592,413
    Societa Iniziative Autostradali e Servizi SpA          481,719    9,071,487
*   Sogefi SpA                                             323,297    1,615,717
    SOL SpA                                                165,521    2,117,798
    Tamburi Investment Partners SpA                        469,632    3,592,377
#   Technogym SpA                                          496,970    5,443,137
#*  Tiscali SpA                                          9,160,788      416,011
#   Tod's SpA                                               68,456    5,158,382
#*  Trevi Finanziaria Industriale SpA                      509,518      284,291
#   TXT e-solutions SpA                                     19,733      240,211
#   Unione di Banche Italiane SpA                        6,830,724   35,405,929
#   Unipol Gruppo SpA                                    2,664,155   14,696,505
#   UnipolSai Assicurazioni SpA                          6,198,382   16,025,701
    Vittoria Assicurazioni SpA                             144,869    2,343,268
#*  Yoox Net-A-Porter Group SpA                            342,380   16,081,526
    Zignago Vetro SpA                                      156,379    1,578,366
                                                                   ------------
TOTAL ITALY                                                         728,996,877
                                                                   ------------
NETHERLANDS -- (6.0%)
    Aalberts Industries NV                                 638,484   34,860,423
    Accell Group                                           150,045    4,340,683
    AFC Ajax NV                                             18,134      229,391
    AMG Advanced Metallurgical Group NV                    179,772    9,613,119
    Amsterdam Commodities NV                               107,098    3,304,245

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
    APERAM SA                                              390,560 $ 23,226,972
    Arcadis NV                                             475,182   10,781,757
    ASM International NV                                   339,707   24,447,053
    ASR Nederland NV                                        60,322    2,634,910
*   Basic-Fit NV                                            34,858      946,835
#   BE Semiconductor Industries NV                         239,610   23,059,356
#   Beter Bed Holding NV                                   131,483    2,060,748
#   BinckBank NV                                           440,223    2,382,329
#   Boskalis Westminster                                   627,709   25,047,978
    Brunel International NV                                138,299    2,707,282
    Corbion NV                                             398,317   13,021,585
#   Flow Traders                                            96,337    2,408,413
    ForFarmers NV                                           60,088      755,480
#*  Fugro NV                                               520,742    8,681,521
    Gemalto NV(B9MS8P5)                                    306,999   18,937,204
    Gemalto NV(B011JK4)                                    231,595   14,310,702
    GrandVision NV                                         128,265    2,987,169
#*  Heijmans NV                                            161,687    1,950,704
    Hunter Douglas NV                                       22,389    1,978,226
    IMCD Group NV                                          206,856   13,818,129
    Intertrust NV                                          134,937    2,474,208
    KAS Bank NV                                             90,402    1,161,864
    Kendrion NV                                             89,763    4,725,765
#   Koninklijke BAM Groep NV                             2,042,063    9,982,460
#   Koninklijke Vopak NV                                   447,657   20,207,342
*   Lucas Bols NV                                           14,108      324,039
    Nederland Apparatenfabriek                              30,211    1,884,663
#*  OCI NV                                                 521,247   13,232,955
#   Ordina NV                                              859,201    1,701,428
    Philips Lighting NV                                    354,075   13,922,205
    PostNL NV                                            2,871,539   14,316,685
    Refresco Group NV                                      279,204    6,889,949
    SBM Offshore NV                                      1,217,053   22,730,566
#   SIF Holding NV                                          22,525      472,411
    Sligro Food Group NV                                   164,297    8,565,669
*   Takeaway.com NV                                         10,618      642,996
*   Telegraaf Media Groep NV                               170,034    1,247,342
    TKH Group NV                                           258,617   17,192,239
#*  TomTom NV                                              971,261   10,574,231
    Van Lanschot Kempen NV                                  63,711    2,161,773
    Wessanen                                               484,021   10,399,588
                                                                   ------------
TOTAL NETHERLANDS                                                   413,302,592
                                                                   ------------
NORWAY -- (2.2%)
    ABG Sundal Collier Holding ASA                       1,986,744    1,601,058
    AF Gruppen ASA                                          30,195      487,439
*   Akastor ASA                                          1,070,994    2,169,804
#*  Aker Solutions ASA                                     837,596    4,830,180
    American Shipping Co. ASA                              252,744      754,137
*   Archer, Ltd.                                           584,367      799,189
    Arendals Fossekompani A.S.                                  90       39,762
    Atea ASA                                               408,010    6,316,197

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
NORWAY -- (Continued)
    Austevoll Seafood ASA                                   452,355 $ 3,553,849
#*  Avance Gas Holding, Ltd.                                358,569     972,885
#*  Axactor AB                                            7,012,165   2,527,297
    B2Holding ASA                                           172,141     441,931
    Bakkafrost P/F                                          172,320   7,022,348
    Bonheur ASA                                             140,320   1,716,245
    Borregaard ASA                                          524,093   4,678,844
#*  BW LPG, Ltd.                                            498,904   2,356,543
*   BW Offshore, Ltd.                                       845,823   4,217,158
*   DNO ASA                                               3,859,961   4,932,650
*   DOF ASA                                               1,898,644     160,007
    Ekornes ASA                                             129,482   1,960,518
    Entra ASA                                                85,178   1,287,410
    Europris ASA                                            472,161   2,111,360
#*  Fred Olsen Energy ASA                                   247,595     702,778
#   Frontline, Ltd.                                         383,371   1,778,450
#*  Funcom NV                                             1,021,113     366,444
    Grieg Seafood ASA                                       283,304   2,503,467
#*  Hexagon Composites ASA                                  433,619   1,432,503
#   Hoegh LNG Holdings, Ltd.                                277,724   2,166,694
*   Kongsberg Automotive ASA                              2,171,519   2,798,987
    Kongsberg Gruppen ASA                                    92,672   1,888,376
*   Kvaerner ASA                                          1,605,790   3,421,624
#*  NEL ASA                                               3,765,869   1,489,819
#*  Next Biometrics Group A.S.                               18,457     113,061
#*  Nordic Nanovector ASA                                   197,914   1,971,926
#*  Nordic Semiconductor ASA                                703,953   4,190,512
    Norway Royal Salmon ASA                                  69,992   1,123,151
#*  Norwegian Air Shuttle ASA                               150,638   4,410,548
*   Norwegian Finans Holding ASA                             89,449   1,021,314
    Norwegian Property ASA                                  693,287     980,233
#   Ocean Yield ASA                                         274,841   2,478,461
*   Odfjell Drilling, Ltd.                                  257,241   1,212,730
    Odfjell SE Class A                                      134,257     535,937
    Olav Thon Eiendomsselskap ASA                           100,686   2,033,622
*   Otello Corp. ASA                                        578,820   1,812,632
#*  Petroleum Geo-Services ASA                            1,859,599   5,522,417
#*  PhotoCure ASA                                            80,730     263,678
#*  Prosafe SE                                              163,111     249,350
#   Protector Forsikring ASA                                366,464   4,446,769
*   Q-Free ASA                                              179,836     184,437
#*  REC Silicon ASA                                      13,725,666   2,050,232
    Sbanken ASA                                             282,133   2,906,452
    Scatec Solar ASA                                        368,087   2,157,885
    Selvaag Bolig ASA                                       238,344   1,051,854
#*  Sevan Marine ASA                                        124,800     248,346
    Solon Eiendom ASA                                         3,712      10,304
#*  Solstad Farstad ASA                                     287,823     201,402
#*  Songa Offshore                                          184,594   1,383,964
    SpareBank 1 SR-Bank ASA                                 164,498   1,963,511
    Stolt-Nielsen, Ltd.                                     150,060   2,018,353
    TGS NOPEC Geophysical Co. ASA                           151,066   3,795,145
    Tomra Systems ASA                                       605,185  10,250,395

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Treasure ASA                                           306,583 $    561,520
    Veidekke ASA                                           441,721    4,725,918
*   Wallenius Wilhelmsen Logistics                         182,338    1,517,942
    Wilh Wilhelmsen Holding ASA Class A                     68,304    2,255,087
#   XXL ASA                                                438,938    5,426,234
                                                                   ------------
TOTAL NORWAY                                                        148,561,275
                                                                   ------------
PORTUGAL -- (1.2%)
    Altri SGPS SA                                          574,741    3,473,848
#*  Banco Comercial Portugues SA Class R                67,440,721   26,927,390
#   CTT-Correios de Portugal SA                            894,043    3,825,054
    EDP Renovaveis SA                                      182,845    1,599,572
    Ibersol SGPS SA                                         30,601      454,278
    Mota-Engil SGPS SA                                     850,092    4,222,541
    Navigator Co. SA (The)                               1,987,069   11,156,843
    NOS SGPS SA                                          1,302,459    8,866,679
    Novabase SGPS SA                                        65,729      247,917
#   REN - Redes Energeticas Nacionais SGPS SA            1,964,904    6,125,025
    Semapa-Sociedade de Investimento e Gestao              146,901    3,354,504
    Sonae Capital SGPS SA                                  789,547    1,032,304
    Sonae SGPS SA                                        5,843,514    9,391,041
    Teixeira Duarte SA                                     797,539      268,766
                                                                   ------------
TOTAL PORTUGAL                                                       80,945,762
                                                                   ------------
SPAIN -- (5.4%)
    Acciona SA                                             206,462   18,693,776
#   Acerinox SA                                          1,059,269   15,576,866
#*  Adveo Group International SA                           104,096      369,591
    Alantra Partners SA                                     34,314      635,268
#   Almirall SA                                            364,691    3,959,080
#*  Amper SA                                             4,762,732    1,069,308
    Applus Services SA                                     810,636   11,709,910
#   Atresmedia Corp. de Medios de Comunicacion SA          531,998    5,559,347
    Azkoyen SA                                              67,253      709,211
*   Baron de Ley                                            13,441    1,848,784
#   Bolsas y Mercados Espanoles SHMSF SA                   460,862   15,719,471
    Cellnex Telecom SA                                     909,420   24,553,192
    Cia de Distribucion Integral Logista Holdings SA       261,258    6,385,406
    Cie Automotive SA                                      334,352   11,457,969
    Construcciones y Auxiliar de Ferrocarriles SA           93,875    4,369,109
#*  Deoleo SA                                            1,703,340      397,894
#   Distribuidora Internacional de Alimentacion SA       3,849,981   20,570,804
#*  Duro Felguera SA                                       489,623      234,676
    Ebro Foods SA                                          424,062   10,444,714
*   eDreams ODIGEO SA                                      383,245    2,516,765
    Elecnor SA                                             199,318    3,169,502
    Enagas SA                                              627,847   17,103,354
    Ence Energia y Celulosa SA                           1,118,132    7,181,498
    Ercros SA                                              815,730    3,006,287
    Euskaltel SA                                           470,855    4,092,182
    Faes Farma SA(B1PQHS6)                               1,695,449    6,167,635
    Faes Farma SA(BF5CRM6)                                  57,143      207,872

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
#   Fluidra SA                                             305,244 $  4,106,337
*   Fomento de Construcciones y Contratas SA               216,042    2,561,666
*   Global Dominion Access SA                               91,792      517,949
    Grupo Catalana Occidente SA                            236,121   11,048,708
*   Grupo Empresarial San Jose SA                          119,085      537,635
#*  Grupo Ezentis SA                                     1,244,292    1,014,514
    Iberpapel Gestion SA                                    43,277    1,848,996
*   Indra Sistemas SA                                      780,864   11,491,089
    Inmobiliaria del Sur SA                                  2,902       42,890
#   Laboratorios Farmaceuticos Rovi SA                      68,607    1,371,371
*   Liberbank SA                                         7,493,226    4,194,074
    Mediaset Espana Comunicacion SA                      1,104,946   12,495,554
    Melia Hotels International SA                          689,135    9,738,678
    Miquel y Costas & Miquel SA                             83,972    3,520,351
    NH Hotel Group SA                                    1,501,179   11,413,939
*   Obrascon Huarte Lain SA                                926,681    5,720,875
    Papeles y Cartones de Europa SA                        320,535    4,791,385
    Parques Reunidos Servicios Centrales SAU                26,264      457,790
*   Pharma Mar SA                                        1,078,930    2,311,253
    Prim SA                                                 39,424      511,961
#*  Promotora de Informaciones SA Class A                  298,282      598,182
#   Prosegur Cia de Seguridad SA                         1,674,504   13,921,280
#*  Quabit Inmobiliaria SA                                 409,247    1,102,084
*   Realia Business SA                                   1,202,899    1,684,059
#   Sacyr SA                                             2,839,770    9,268,320
    Saeta Yield SA                                         243,660    3,396,468
#*  Solaria Energia y Medio Ambiente SA                    340,345      991,148
#   Talgo SA                                               508,464    2,951,114
#   Tecnicas Reunidas SA                                   189,544    6,462,129
*   Telepizza Group SA                                      52,941      322,586
#*  Tubacex SA                                             752,478    3,222,766
#*  Tubos Reunidos SA                                      785,848      769,375
    Vidrala SA                                              90,137    9,151,591
    Viscofan SA                                            253,933   17,759,949
*   Vocento SA                                             296,869      527,053
    Zardoya Otis SA                                      1,019,665   11,650,207
                                                                   ------------
TOTAL SPAIN                                                         371,184,797
                                                                   ------------
SWEDEN -- (7.0%)
    AAK AB                                                 120,395   11,198,291
*   AcadeMedia AB                                           62,729      507,409
    Acando AB                                              816,343    3,153,573
    AddLife AB                                              71,920    1,660,983
    AddNode Group AB                                        32,865      331,661
    AddTech AB Class B                                     300,287    7,405,078
    AF AB Class B                                          573,975   13,771,088
#   Alimak Group AB                                        119,972    2,020,580
#*  Anoto Group AB                                         313,692      170,716
*   Arise AB                                                36,861       62,731
#   Atrium Ljungberg AB Class B                            151,809    2,507,856
    Attendo AB                                             281,842    2,976,517
#   Avanza Bank Holding AB                                 133,985    7,526,616

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
*   BE Group AB                                              22,326 $   167,064
    Beijer Alma AB                                          124,821   4,062,871
*   Beijer Electronics Group AB                              80,992     311,590
    Beijer Ref AB                                            82,005   3,559,936
    Bergman & Beving AB                                     144,190   1,520,442
#   Besqab AB                                                15,337     222,121
#   Betsson AB                                              687,069   5,573,634
    Bilia AB Class A                                        628,332   6,044,179
    BillerudKorsnas AB                                       76,671   1,180,505
    BioGaia AB Class B                                       97,406   3,849,994
#*  BioInvent International AB                              517,329     143,378
    Biotage AB                                              305,541   3,381,581
#   Bjorn Borg AB                                            99,769     343,087
#   Bonava AB                                                12,135     173,670
    Bonava AB Class B                                       392,937   5,605,645
    Bravida Holding AB                                      214,847   1,529,854
#   Bufab AB                                                179,140   2,391,212
    Bulten AB                                               101,841   1,544,316
    Bure Equity AB                                          361,889   4,532,433
#   Byggmax Group AB                                        372,728   2,287,837
#   Capio AB                                                168,490     957,889
    Catena AB                                                96,395   1,955,046
#   Cavotec SA                                               53,001     173,838
    Clas Ohlson AB Class B                                  213,059   2,952,522
    Cloetta AB Class B                                    1,509,438   6,233,184
#*  CLX Communications AB                                    22,604     195,292
*   Collector AB                                            103,094   1,085,231
    Com Hem Holding AB                                      807,301  14,029,860
    Concentric AB                                           370,121   7,242,679
    Concordia Maritime AB Class B                           100,760     146,509
    Coor Service Management Holding AB                       90,045     757,269
    Corem Property Group AB Class A                          12,441      13,840
*   Corem Property Group AB Class B                         124,410     134,674
#   Dedicare AB Class B                                      20,550     281,986
    Dios Fastigheter AB                                     645,528   4,569,596
    Dometic Group AB                                        245,388   2,655,718
    Doro AB                                                 155,569     743,082
    Duni AB                                                 215,861   3,254,474
    Dustin Group AB                                         261,843   2,579,827
    Eastnine AB                                             109,780   1,245,019
#   Elanders AB Class B                                      43,142     445,838
#*  Eltel AB                                                192,132     695,633
    Enea AB                                                  69,375     686,829
#   eWork Group AB                                           28,929     397,966
    Fabege AB                                               666,527  14,593,692
#   Fagerhult AB                                            207,289   2,583,209
    Fenix Outdoor International AG                           13,493   1,724,450
#*  Fingerprint Cards AB Class B                            634,700     980,576
    Granges AB                                              490,177   5,158,135
    Gunnebo AB                                              208,485     963,065
*   Haldex AB                                               218,762   2,528,176
    Heba Fastighets AB Class B                               42,848     596,750
    Hemfosa Fastigheter AB                                  896,920  12,329,514

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Hexpol AB                                               319,729 $ 3,433,071
    HIQ International AB                                    278,263   2,414,178
    HMS Networks AB                                          58,849     970,220
#   Hoist Finance AB                                        234,268   2,857,872
    Holmen AB Class B                                       207,170  10,913,644
    Hufvudstaden AB Class A                                  65,485   1,053,931
    Indutrade AB                                            442,678  13,652,649
    Inwido AB                                               344,615   3,571,484
#   ITAB Shop Concept AB Class B                            121,363     698,942
    JM AB                                                   381,548   8,606,353
    KappAhl AB                                              429,144   1,823,806
#   Karo Pharma AB                                          616,390   2,848,504
#   Kindred Group P.L.C.                                  1,251,492  20,897,431
    Klovern AB Class B                                    3,396,532   4,508,638
    KNOW IT AB                                              108,281   2,286,922
    Kungsleden AB                                         1,116,586   7,909,736
    Lagercrantz Group AB Class B                            356,739   3,757,878
    Lifco AB Class B                                         54,552   2,197,980
    Lindab International AB                                 485,412   4,278,943
    Loomis AB Class B                                       390,991  15,632,791
#*  Medivir AB Class B                                      169,635     933,606
#   Mekonomen AB                                            150,926   2,759,819
    Modern Times Group MTG AB Class B                       314,159  14,409,765
*   Momentum Group AB Class B                               163,745   2,250,167
    MQ Holding AB                                           212,980     647,995
#   Mycronic AB                                             464,036   5,240,306
    NCC AB Class B                                          500,321   9,919,103
    Nederman Holding AB                                       7,097     231,173
#*  Net Insight AB Class B                                  735,492     454,371
#   NetEnt AB                                               939,633   5,337,267
    New Wave Group AB Class B                               321,397   2,262,602
    Nobia AB                                                740,155   5,979,802
    Nobina AB                                               534,930   3,790,023
    Nolato AB Class B                                       171,585  11,544,501
    Nordax Group AB                                         189,970   1,266,987
    Nordic Waterproofing Holding A.S.                        23,423     220,058
    NP3 Fastigheter AB                                       88,436     657,691
    OEM International AB Class B                             45,649   1,095,064
#   Opus Group AB                                         1,383,885   1,132,760
#*  Orexo AB                                                 48,880     263,684
    Oriflame Holding AG                                     237,287  10,626,779
    Pandox AB                                                66,703   1,253,227
    Peab AB                                                 763,413   6,549,487
    Platzer Fastigheter Holding AB Class B                   45,627     300,192
    Pricer AB Class B                                       832,220     959,660
    Proact IT Group AB                                       50,363   1,105,941
    Probi AB                                                    531      21,580
#*  Qliro Group AB                                          795,678   1,637,762
#   Ratos AB Class B                                      1,481,561   6,976,749
#*  RaySearch Laboratories AB                               129,144   2,575,766
#   Recipharm AB Class B                                    189,826   2,307,548
    Resurs Holding AB                                        70,289     521,401
#   Rottneros AB                                            484,842     428,470

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    Saab AB Class B                                          4,569 $    218,877
    Sagax AB Class B                                       146,593    1,861,159
#*  SAS AB                                                 937,161    2,270,129
    Scandi Standard AB                                     286,069    2,290,993
    Scandic Hotels Group AB                                195,433    2,162,376
    Sectra AB Class B                                       75,781    1,823,221
    Semcon AB                                              103,281      627,238
#*  Sensys Gatso Group AB                                1,504,152      244,107
    SkiStar AB                                             146,905    2,999,308
    Sweco AB Class B                                       325,168    7,340,632
    Swedol AB Class B                                      206,900      758,073
#   Systemair AB                                            82,924    1,243,299
    Thule Group AB                                         441,894   10,058,494
#*  Tobii AB                                               141,937      627,698
    Troax Group AB                                          21,252      764,860
    VBG Group AB Class B                                    19,609      350,128
#   Victoria Park AB Class B                               646,480    2,465,399
    Vitrolife AB                                            71,728    6,278,364
#   Wallenstam AB Class B                                  966,068    9,147,204
    Wihlborgs Fastigheter AB                               413,198   10,056,166
                                                                   ------------
TOTAL SWEDEN                                                        480,173,820
                                                                   ------------
SWITZERLAND -- (11.0%)
    Allreal Holding AG                                      75,444   13,126,273
*   Alpiq Holding AG                                         6,898      539,533
    ALSO Holding AG                                         30,826    4,541,768
    ams AG                                                 316,689   29,263,687
    APG SGA SA                                               7,581    3,737,611
#*  Arbonia AG                                             241,026    4,304,788
#   Aryzta AG                                              543,826   14,641,082
    Ascom Holding AG                                       208,330    5,389,594
    Autoneum Holding AG                                     16,384    5,417,745
    Bachem Holding AG Class B                               23,995    3,629,815
    Baloise Holding AG                                       1,229      201,067
    Bank Cler AG                                            30,941    1,462,437
    Banque Cantonale de Geneve                               8,576    1,551,668
    Banque Cantonale du Jura SA                              4,442      274,239
    Banque Cantonale Vaudoise                               11,753    9,885,989
    Belimo Holding AG                                        2,185   10,243,184
    Bell Food Group AG                                       5,541    2,661,787
    Bellevue Group AG                                       53,293    1,505,652
#   Berner Kantonalbank AG                                  24,924    4,965,317
    BFW Liegenschaften AG                                    2,017       93,053
    BKW AG                                                  70,802    4,527,825
    Bobst Group SA                                          49,730    6,521,201
    Bossard Holding AG Class A                              33,475    8,645,547
    Bucher Industries AG                                    39,089   17,910,034
#   Burckhardt Compression Holding AG                       17,337    6,444,362
    Burkhalter Holding AG                                   20,988    2,708,852
    Calida Holding AG                                       25,084      971,027
    Carlo Gavazzi Holding AG                                 2,062      754,150
    Cembra Money Bank AG                                   163,046   16,083,846

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    Cham Paper Holding AG                                     2,126 $ 1,015,720
*   Cicor Technologies, Ltd.                                 11,032     921,933
    Cie Financiere Tradition SA                               9,836   1,078,200
    Coltene Holding AG                                       20,595   2,153,856
    Conzzeta AG                                               7,700   9,374,496
    Daetwyler Holding AG                                     39,273   8,338,794
#   DKSH Holding AG                                         160,246  14,983,986
    dormakaba Holding AG                                     16,814  15,470,384
*   Dottikon Es Holding AG                                      143     121,313
    Edmond de Rothschild Suisse SA                                3      57,348
    EFG International AG                                    517,605   5,819,719
    Emmi AG                                                  12,679   9,613,771
    Energiedienst Holding AG                                 70,516   1,971,554
#*  Evolva Holding SA                                     2,861,687     971,722
    Feintool International Holding AG                         9,137   1,267,357
    Flughafen Zurich AG                                      52,318  13,328,577
    Forbo Holding AG                                          6,853  11,588,720
    GAM Holding AG                                        1,035,728  19,454,131
    Georg Fischer AG                                         24,221  35,063,563
    Gurit Holding AG                                          2,373   2,654,595
    Helvetia Holding AG                                      40,850  24,336,832
    Hiag Immobilien Holding AG                                8,557   1,132,939
#   HOCHDORF Holding AG                                       5,925   1,929,901
    Huber & Suhner AG                                        72,236   4,212,545
*   Idorsia, Ltd.                                            31,628     979,885
    Implenia AG                                              85,074   6,171,610
    Inficon Holding AG                                        9,382   5,871,038
    Interroll Holding AG                                      3,223   5,330,913
    Intershop Holding AG                                      8,751   4,609,020
    Investis Holding SA                                         426      28,375
#   Jungfraubahn Holding AG                                   6,679     989,864
    Kardex AG                                                35,722   4,859,162
    Komax Holding AG                                         19,969   6,886,714
#   Kudelski SA                                             197,997   2,489,209
#*  Lastminute.com NV                                        15,007     252,843
    LEM Holding SA                                            3,773   6,777,125
    Liechtensteinische Landesbank AG                         39,990   2,208,735
    Logitech International SA                               611,334  25,638,662
    Luzerner Kantonalbank AG                                 17,051   9,067,022
    MCH Group AG                                              4,718     330,393
    Metall Zug AG Class B                                       903   3,624,285
*   Meyer Burger Technology AG                            2,370,456   4,821,659
#   Mobilezone Holding AG                                   133,170   1,719,894
    Mobimo Holding AG                                        36,139  10,109,843
    OC Oerlikon Corp. AG                                  1,191,830  21,264,912
*   Orascom Development Holding AG                           68,977   1,239,373
#   Orell Fuessli Holding AG                                  5,028     610,417
    Orior AG                                                 30,879   2,504,726
    Panalpina Welttransport Holding AG                       61,671  10,205,101
    Phoenix Mecano AG                                         3,453   2,367,172
    Plazza AG Class A                                         6,297   1,528,220
    PSP Swiss Property AG                                   233,622  22,973,628
    Rieter Holding AG                                        18,281   4,881,799

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SWITZERLAND -- (Continued)
    Romande Energie Holding SA                             2,625 $    3,524,315
#   Schaffner Holding AG                                   2,950        998,811
*   Schmolz + Bickenbach AG                            3,110,491      2,671,115
    Schweiter Technologies AG                              5,758      7,203,006
    SFS Group AG                                          80,292     10,089,175
    Siegfried Holding AG                                  21,530      7,705,827
    St Galler Kantonalbank AG                             12,080      6,774,700
    Sulzer AG                                            106,641     15,155,425
    Sunrise Communications Group AG                      191,584     18,013,409
    Swiss Prime Site AG                                  100,539      9,733,426
    Swissquote Group Holding SA                           51,118      2,526,413
    Tamedia AG                                            14,581      2,177,801
    Tecan Group AG                                        52,044     11,520,004
    Temenos Group AG                                     307,521     42,498,316
    Thurgauer Kantonalbank                                 3,026        344,466
*   Tornos Holding AG                                      4,407         40,047
    u-blox Holding AG                                     30,554      6,406,039
    Valiant Holding AG                                   102,228     12,347,737
    Valora Holding AG                                     18,932      6,967,144
    VAT Group AG                                          67,329     10,756,252
    Vaudoise Assurances Holding SA                         5,858      3,318,596
    Vetropack Holding AG                                   1,168      2,347,448
#*  Von Roll Holding AG                                  319,601        490,388
    Vontobel Holding AG                                  147,177     10,633,222
    VP Bank AG                                            15,942      2,541,249
    VZ Holding AG                                         13,434      4,533,173
    Walliser Kantonalbank                                 18,116      1,984,630
#   Walter Meier AG                                       22,913      1,041,873
#   Ypsomed Holding AG                                    16,382      3,067,861
    Zehnder Group AG                                      63,176      2,927,406
    Zug Estates Holding AG Class B                         1,035      1,968,021
    Zuger Kantonalbank AG                                    675      4,103,223
                                                                 --------------
TOTAL SWITZERLAND                                                   755,617,206
                                                                 --------------
UNITED KINGDOM -- (0.1%)
*   Rhi Magnesita NV                                     159,105     10,283,293
                                                                 --------------
TOTAL COMMON STOCKS                                               6,390,498,092
                                                                 --------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                            89,937      2,818,677
    Draegerwerk AG & Co. KGaA                             40,848      3,982,180
#   Fuchs Petrolub SE                                    187,498     10,263,335
    Jungheinrich AG                                      245,511     12,141,378
    Sartorius AG                                          97,214     11,634,695
    Sixt SE                                               81,009      5,755,477
    STO SE & Co. KGaA                                      8,346      1,327,330
    Villeroy & Boch AG                                    43,697      1,032,507
                                                                 --------------
TOTAL GERMANY                                                        48,955,579
                                                                 --------------
TOTAL PREFERRED STOCKS                                               48,955,579
                                                                 --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                       254,689 $           --
                                                                 --------------
FRANCE -- (0.0%)
#*    CGG SA Rights 02/02/18                              97,011        103,582
*     CGG SA Warrants 02/21/22                            97,011             --
*     Maurel et prom Rights 12/31/00                     844,597             --
                                                                 --------------
TOTAL FRANCE                                                            103,582
                                                                 --------------
ISRAEL -- (0.0%)
*     AIrport City, Ltd. Rights 10/30/17                       1              5
                                                                 --------------
SPAIN -- (0.0%)
#*    Amper SA Rights 02/05/18                         4,762,732         59,132
#*    Promotora de Informaciones SA Rights 02/19/18      298,282        833,247
#*    Sacyr SA Rights 02/12/18                         2,839,770        192,151
                                                                 --------------
TOTAL SPAIN                                                           1,084,530
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                 1,188,117
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,440,641,788
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund                  38,033,525    440,085,915
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,685,444,690)^^            $6,880,727,703
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                           ------------   -------------- ------- --------------
 Common Stocks
    Austria                          --   $  219,170,151   --    $  219,170,151
    Belgium                $  7,428,397      296,729,360   --       304,157,757
    Denmark                          --      323,999,150   --       323,999,150
    Finland                          --      429,606,987   --       429,606,987
    France                           --      879,837,996   --       879,837,996
    Germany                     945,128      995,462,182   --       996,407,310
    Ireland                          --       79,434,521   --        79,434,521
    Israel                           --      168,818,598   --       168,818,598
    Italy                            --      728,996,877   --       728,996,877
    Netherlands              14,310,702      398,991,890   --       413,302,592
    Norway                           --      148,561,275   --       148,561,275
    Portugal                         --       80,945,762   --        80,945,762
    Spain                       207,872      370,976,925   --       371,184,797
    Sweden                      134,674      480,039,146   --       480,173,820
    Switzerland                      --      755,617,206   --       755,617,206
    United Kingdom                   --       10,283,293   --        10,283,293
 Preferred Stocks
    Germany                          --       48,955,579   --        48,955,579
 Rights/Warrants
    France                           --          103,582   --           103,582
    Israel                           --                5   --                 5
    Spain                            --        1,084,530   --         1,084,530
 Securities Lending
   Collateral                        --      440,085,915   --       440,085,915
                           ------------   --------------   --    --------------
 TOTAL                     $23,026,773    $6,857,700,930   --    $6,880,727,703
                           ============   ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (94.1%)

BRAZIL -- (5.2%)
    Ambev SA                                                855,320 $ 5,896,554
    Ambev SA ADR                                          5,984,451  41,113,178
    B3 SA - Brasil Bolsa Balcao                           2,391,599  19,591,650
    Banco Bradesco SA                                     1,026,481  12,676,979
    Banco do Brasil SA                                      707,218   8,810,734
    Banco Santander Brasil SA                               277,857   3,128,039
    BB Seguridade Participacoes SA                          671,925   6,565,321
    BR Malls Participacoes SA                               105,700     426,130
    Braskem SA Sponsored ADR                                154,641   4,812,428
*   BRF SA                                                  287,141   3,186,376
    CCR SA                                                2,367,268  11,646,798
*   Centrais Eletricas Brasileiras SA                       174,377   1,111,884
#   Centrais Eletricas Brasileiras SA ADR                    49,971     392,272
    Cia de Saneamento Basico do Estado de Sao Paulo         457,600   5,226,773
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR     150,389   1,705,411
*   Cia Siderurgica Nacional SA                             575,321   1,987,569
#*  Cia Siderurgica Nacional SA Sponsored ADR               380,551   1,293,873
    Cielo SA                                              1,808,236  15,261,605
    Cosan SA Industria e Comercio                           179,390   2,458,584
    CPFL Energia SA ADR                                           1           8
    Embraer SA Sponsored ADR                                229,058   5,783,715
    Engie Brasil Energia SA                                 290,301   3,277,472
    Equatorial Energia SA                                   333,000   7,320,496
    Fibria Celulose SA                                       22,600     388,974
    Fibria Celulose SA Sponsored ADR                        219,511   3,775,589
    Gerdau SA                                               226,232     878,302
#   Gerdau SA Sponsored ADR                                 577,984   2,589,368
    Hypermarcas SA                                          294,849   3,363,409
    Itau Unibanco Holding SA                                447,826   6,233,646
    JBS SA                                                2,486,248   7,841,602
    Klabin SA                                               678,700   3,795,608
    Kroton Educacional SA                                 1,126,424   5,734,801
    Localiza Rent a Car SA                                  606,300   4,902,014
    Lojas Americanas SA                                     102,484     418,946
    Lojas Renner SA                                       1,274,302  15,144,774
    M Dias Branco SA                                         90,800   1,632,673
    Magazine Luiza SA                                       106,400   2,827,180
    Multiplan Empreendimentos Imobiliarios SA                66,300   1,510,706
    Natura Cosmeticos SA                                    186,600   2,045,018
*   Petroleo Brasileiro SA                                2,706,971  18,112,672
*   Petroleo Brasileiro SA Sponsored ADR                    695,333   9,289,649
    Raia Drogasil SA                                        381,000  10,085,231
*   Rumo SA                                               1,147,900   5,142,253
    Suzano Papel e Celulose SA                              355,555   2,305,639
#   Telefonica Brasil SA ADR                                 18,000     305,280
    Tim Participacoes SA                                  1,162,813   4,928,144
    Ultrapar Participacoes SA                               394,184  10,093,613
#   Ultrapar Participacoes SA Sponsored ADR                 254,308   6,510,285
    Vale SA                                               3,260,014  42,486,505
    Vale SA Sponsored ADR                                 1,665,739  21,804,517

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    WEG SA                                                 261,487 $  1,944,356
                                                                   ------------
TOTAL BRAZIL                                                        359,764,603
                                                                   ------------
CHILE -- (1.4%)
    AES Gener SA                                         2,468,815      792,170
    Aguas Andinas SA Class A                             4,770,656    3,214,512
#   Banco de Chile ADR                                      46,702    4,742,588
    Banco de Credito e Inversiones                          74,917    5,751,770
    Banco Santander Chile ADR                              227,071    7,731,767
    Cencosud SA                                          2,162,863    6,741,114
    Cia Cervecerias Unidas SA                              109,017    1,561,665
#   Cia Cervecerias Unidas SA Sponsored ADR                 95,396    2,801,781
    Colbun SA                                           11,333,704    2,817,943
    Embotelladora Andina SA Class B ADR                     22,761      661,207
    Empresa Nacional de Telecomunicaciones SA               70,228      839,212
    Empresas CMPC SA                                     1,823,644    7,174,864
    Empresas COPEC SA                                      388,653    6,723,535
    Enel Americas SA ADR                                   853,477   10,053,960
    Enel Chile SA                                          554,701    3,494,616
    Enel Generacion Chile SA                             1,772,218    1,695,469
#   Enel Generacion Chile SA ADR                           152,864    4,397,897
    Itau CorpBanca(BZ30DD5)                                 30,902      472,492
    Itau CorpBanca(BYT25P4)                            178,092,356    1,807,913
    Latam Airlines Group SA Sponsored ADR                  468,978    8,010,144
    SACI Falabella                                         918,716    9,652,654
#   Sociedad Quimica y Minera de Chile SA Sponsored
      ADR                                                  153,936    8,678,912
                                                                   ------------
TOTAL CHILE                                                          99,818,185
                                                                   ------------
CHINA -- (16.7%)
    AAC Technologies Holdings, Inc.                        634,000   10,505,119
    Agile Group Holdings, Ltd.                           1,904,000    3,411,255
    Agricultural Bank of China, Ltd. Class H            12,316,000    7,535,398
    Air China, Ltd. Class H                              2,406,000    3,507,548
#*  Alibaba Group Holding, Ltd. Sponsored ADR              524,851  107,221,811
#*  Aluminum Corp. of China, Ltd. ADR                      107,180    1,808,127
#*  Aluminum Corp. of China, Ltd. Class H                  590,000      399,011
    Angang Steel Co., Ltd. Class H                         622,000      675,519
    Anhui Conch Cement Co., Ltd. Class H                 1,089,500    5,977,903
    Anta Sports Products, Ltd.                           1,125,000    5,397,851
    BAIC Motor Corp., Ltd. Class H                       1,725,000    2,694,235
*   Baidu, Inc. Sponsored ADR                               80,503   19,877,801
    Bank of China, Ltd. Class H                         38,183,181   22,884,483
    Bank of Communications Co., Ltd. Class H             3,692,515    3,188,798
    BBMG Corp. Class H                                     877,500      435,458
    Beijing Capital International Airport Co., Ltd.
      Class H                                            1,558,000    2,365,513
    Beijing Enterprises Holdings, Ltd.                     373,972    2,294,931
#   Beijing Enterprises Water Group, Ltd.                4,292,000    3,082,533
    Brilliance China Automotive Holdings, Ltd.           1,842,000    4,683,165
#   Byd Co., Ltd. Class H                                  604,386    5,686,582
    BYD Electronic International Co., Ltd.                 547,000    1,343,707
    CGN Power Co., Ltd. Class H                          6,045,000    1,707,399
    China Cinda Asset Management Co., Ltd. Class H       5,887,000    2,486,772

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                  3,686,928 $ 3,026,930
    China Coal Energy Co., Ltd. Class H                   1,577,777     814,188
    China Communications Construction Co., Ltd. Class H   4,909,000   5,845,080
    China Communications Services Corp., Ltd. Class H     1,746,000   1,106,048
    China Construction Bank Corp. Class H                51,616,590  59,259,532
    China Eastern Airlines Corp., Ltd.                        2,200      98,824
    China Eastern Airlines Corp., Ltd. Class H            1,734,000   1,568,104
    China Everbright Bank Co., Ltd. Class H               1,711,000     968,342
#   China Everbright International, Ltd.                  2,332,000   3,551,407
#*  China Evergrande Group                                2,691,000   8,861,731
    China Galaxy Securities Co., Ltd. Class H             1,554,500   1,266,348
    China Gas Holdings, Ltd.                              1,845,200   5,386,843
#   China Hongqiao Group, Ltd.                            2,630,000   3,353,173
    China Huarong Asset Management Co., Ltd. Class H     11,869,000   5,988,103
*   China Huishan Dairy Holdings Co., Ltd.                2,888,000       2,888
#   China International Capital Corp., Ltd. Class H         347,600     779,633
    China International Marine Containers Group Co.,
      Ltd. Class H                                          346,600     713,372
    China Jinmao Holdings Group, Ltd.                       760,000     494,726
#   China Life Insurance Co., Ltd. ADR                      578,862   9,701,727
#   China Lodging Group, Ltd. ADR                            19,385   2,897,864
    China Longyuan Power Group Corp., Ltd. Class H        2,767,000   2,019,687
    China Medical System Holdings, Ltd.                     530,000   1,134,476
    China Mengniu Dairy Co., Ltd.                         1,692,000   5,515,804
    China Merchants Bank Co., Ltd. Class H                2,139,054  10,443,559
    China Merchants Port Holdings Co., Ltd.               1,000,970   2,639,302
    China Merchants Securities Co., Ltd. Class H            158,200     267,367
    China Minsheng Banking Corp., Ltd. Class H            2,170,000   2,475,219
    China Mobile, Ltd. Sponsored ADR                        902,501  47,525,703
#   China Molybdenum Co., Ltd. Class H                    1,587,966   1,218,377
    China Oilfield Services, Ltd. Class H                 1,036,000   1,232,987
    China Overseas Land & Investment, Ltd.                5,600,000  21,656,717
    China Pacific Insurance Group Co., Ltd. Class H       1,040,600   5,260,028
    China Petroleum & Chemical Corp. ADR                    123,421  10,719,088
    China Petroleum & Chemical Corp. Class H             10,440,800   9,025,191
    China Railway Construction Corp., Ltd. Class H        2,681,500   3,255,882
    China Railway Group, Ltd. Class H                     3,849,000   2,947,943
    China Railway Signal & Communication Corp., Ltd.
      Class H                                             1,100,000     848,100
    China Reinsurance Group Corp. Class H                 2,780,000     652,922
    China Resources Beer Holdings Co., Ltd.                 943,611   3,563,360
    China Resources Gas Group, Ltd.                       1,108,000   3,648,572
    China Resources Land, Ltd.                            3,844,666  15,301,551
    China Resources Pharmaceutical Group, Ltd.              449,500     591,562
    China Resources Power Holdings Co., Ltd.              1,790,517   3,301,456
    China Shenhua Energy Co., Ltd. Class H                2,188,000   6,798,669
    China Southern Airlines Co., Ltd. Class H             2,050,000   2,670,155
    China Southern Airlines Co., Ltd. Sponsored ADR          12,306     796,198
#   China State Construction International Holdings,
      Ltd.                                                2,048,250   2,956,559
    China Taiping Insurance Holdings Co., Ltd.            1,044,306   4,495,672
#   China Telecom Corp., Ltd. ADR                            56,720   2,815,581
    China Telecom Corp., Ltd. Class H                     3,440,000   1,703,733
*   China Unicom Hong Kong, Ltd.                          4,230,000   6,340,808
#*  China Unicom Hong Kong, Ltd. ADR                        523,460   7,872,838
    China Vanke Co., Ltd. Class H                           927,700   4,518,759

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Chongqing Rural Commercial Bank Co., Ltd. Class H     2,994,000 $ 2,704,355
    CITIC Securities Co., Ltd. Class H                    1,145,500   3,037,522
    CITIC, Ltd.                                           4,388,000   6,905,923
    CNOOC, Ltd. Sponsored ADR                               104,426  16,415,767
*   COSCO SHIPPING Development Co., Ltd. Class H          2,657,000     590,861
#*  COSCO SHIPPING Holdings Co., Ltd. Class H             2,097,000   1,238,088
    COSCO SHIPPING Ports, Ltd.                              221,786     231,761
    Country Garden Holdings Co., Ltd.                     6,752,686  14,504,691
    CRRC Corp., Ltd. Class H                              1,335,000   1,319,426
    CSPC Pharmaceutical Group, Ltd.                       4,882,000  10,814,931
#*  Ctrip.com International, Ltd. ADR                        76,445   3,576,097
    Dali Foods Group Co., Ltd.                              240,500     235,768
    Dalian Port PDA Co., Ltd. Class H                     1,119,000     207,054
*   Datang International Power Generation Co., Ltd.
      Class H                                             3,068,000   1,010,783
    Dongfeng Motor Group Co., Ltd. Class H                1,846,000   2,403,933
    ENN Energy Holdings, Ltd.                               741,000   5,725,156
#   Everbright Securities Co., Ltd. Class H                 112,800     148,072
    Fosun International, Ltd.                             2,024,222   4,765,556
#   Fullshare Holdings, Ltd.                              3,520,000   1,656,300
    Fuyao Glass Industry Group Co., Ltd. Class H            494,000   2,085,985
    Geely Automobile Holdings, Ltd.                       4,750,000  15,111,449
    GF Securities Co., Ltd. Class H                         607,800   1,354,274
#   Great Wall Motor Co., Ltd. Class H                    2,660,500   3,233,093
    Guangdong Investment, Ltd.                            2,550,000   3,791,243
    Guangshen Railway Co., Ltd. Sponsored ADR                27,717     922,145
    Guangzhou Automobile Group Co., Ltd. Class H          1,132,259   2,552,011
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                           98,000     286,552
    Guangzhou R&F Properties Co., Ltd. Class H            2,036,800   5,700,445
#*  Guotai Junan Securities Co., Ltd. Class H               208,600     527,857
    Haier Electronics Group Co., Ltd.                     1,145,000   3,908,778
    Haitian International Holdings, Ltd.                    530,000   1,664,088
    Haitong Securities Co., Ltd. Class H                  2,580,800   4,204,193
*   Hanergy Thin Film Power Group, Ltd.                   5,416,000      29,055
    Hengan International Group Co., Ltd.                    853,000   8,172,393
#   Huadian Power International Corp., Ltd. Class H       1,738,000     659,840
    Huaneng Power International, Inc. Class H             1,598,000   1,027,880
#   Huaneng Power International, Inc. Sponsored ADR          34,452     887,483
    Huatai Securities Co., Ltd. Class H                     826,400   1,868,664
    Huishang Bank Corp., Ltd. Class H                       728,000     401,919
    Industrial & Commercial Bank of China, Ltd. Class H  44,476,185  41,895,126
*   JD.com, Inc. ADR                                        193,914   9,546,386
    Jiangsu Expressway Co., Ltd. Class H                  1,308,000   2,011,855
    Jiangxi Copper Co., Ltd. Class H                        797,000   1,346,486
    Kingboard Chemical Holdings, Ltd.                       916,500   5,014,838
    Kingboard Laminates Holdings, Ltd.                      177,500     311,810
    Kunlun Energy Co., Ltd.                               5,284,000   5,241,529
    Lee & Man Paper Manufacturing, Ltd.                   1,126,000   1,322,354
    Legend Holdings Corp. Class H                           293,200   1,059,222
    Lenovo Group, Ltd.                                   10,021,278   5,768,783
#   Logan Property Holdings Co., Ltd.                     1,624,000   2,464,914
    Longfor Properties Co., Ltd.                          2,024,000   6,605,108
*   Maanshan Iron & Steel Co., Ltd. Class H               1,048,000     561,693
    Metallurgical Corp. of China, Ltd. Class H            1,255,000     398,300

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
    Minth Group, Ltd.                                    444,000 $    2,500,205
    NetEase, Inc. ADR                                     55,240     17,685,638
    New China Life Insurance Co., Ltd. Class H           356,600      2,313,966
    New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                        5,286        486,788
    Nexteer Automotive Group, Ltd.                       976,000      2,078,216
    Nine Dragons Paper Holdings, Ltd.                  1,888,000      2,929,183
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                          5,032,000      2,867,104
    PetroChina Co., Ltd. ADR                             118,623      9,373,589
    PetroChina Co., Ltd. Class H                       3,056,000      2,411,815
    PICC Property & Casualty Co., Ltd. Class H         2,468,132      5,106,011
    Ping An Insurance Group Co. of China, Ltd. Class H 3,690,000     43,460,763
    Postal Savings Bank of China Co., Ltd. Class H     2,476,000      1,652,901
    Red Star Macalline Group Corp., Ltd. Class H         290,200        383,082
#* Semiconductor Manufacturing International Corp. 4,418,600 6,358,976 #* Semiconductor Manufacturing International Corp.
      ADR                                                 12,278         89,015
#*  Shanghai Electric Group Co., Ltd. Class H          1,464,000        594,520
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                            240,500      1,397,505
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H   363,800        950,547
    Shengjing Bank Co., Ltd. Class H                     239,500        195,578
    Shenzhou International Group Holdings, Ltd.          574,000      5,910,934
    Shimao Property Holdings, Ltd.                     2,419,871      7,180,676
    Sino Biopharmaceutical, Ltd.                       5,247,000      9,624,869
    Sino-Ocean Group Holding, Ltd.                     2,194,000      1,811,323
    Sinopec Engineering Group Co., Ltd. Class H          981,500      1,057,034
*   Sinopec Oilfield Service Corp. Class H               476,000         84,991
    Sinopec Shanghai Petrochemical Co., Ltd. Class H 3,763,000 2,297,578 Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR                                        7,418        458,253
    Sinopharm Group Co., Ltd. Class H                  1,310,800      5,776,577
    Sun Art Retail Group, Ltd.                         3,039,500      4,116,275
#   Sunac China Holdings, Ltd.                           770,000      3,674,980
    Sunny Optical Technology Group Co., Ltd.             536,000      7,388,074
    TAL Education Group ADR                                  232          7,556
    Tencent Holdings, Ltd.                             3,779,000    223,291,418
    Tingyi Cayman Islands Holding Corp.                2,732,000      5,681,930
    Travelsky Technology, Ltd. Class H                   725,000      2,262,824
    Tsingtao Brewery Co., Ltd. Class H                   222,000      1,236,065
*   Vipshop Holdings, Ltd. ADR                           105,883      1,750,246
#   Want Want China Holdings, Ltd.                     6,644,000      5,855,432
    Weichai Power Co., Ltd. Class H                    3,416,800      4,262,181
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                            520,519        905,817
    Yanzhou Coal Mining Co., Ltd. Class H                718,000      1,248,782
    Yum China Holdings, Inc.                             149,136      6,918,419
    Zhejiang Expressway Co., Ltd. Class H              1,482,000      1,750,178
    Zhongsheng Group Holdings, Ltd.                      192,500        482,440
    Zhuzhou CRRC Times Electric Co., Ltd. Class H        292,200      1,616,306
    Zijin Mining Group Co., Ltd. Class H               7,523,000      3,792,747
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                  724,400        316,100
*   ZTE Corp. Class H                                    231,285        839,279
                                                                 --------------
TOTAL CHINA                                                       1,164,934,088
                                                                 --------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                    48,940      1,150,213

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
    Bancolombia SA                                          267,033 $ 3,059,876
#   Bancolombia SA Sponsored ADR                            102,465   4,708,267
    Cementos Argos SA                                       367,747   1,464,252
    Ecopetrol SA                                          3,327,922   3,119,199
#   Ecopetrol SA Sponsored ADR                              172,877   3,262,189
    Grupo Argos SA                                          170,190   1,237,748
#   Grupo Aval Acciones y Valores SA                         84,617     770,015
    Grupo de Inversiones Suramericana SA                    264,515   3,739,380
    Grupo Energia Bogota SA ESP                           1,325,509     948,128
    Grupo Nutresa SA                                        184,144   1,754,497
    Interconexion Electrica SA ESP                          613,721   3,092,398
                                                                    -----------
TOTAL COLOMBIA                                                       28,306,162
                                                                    -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                310,844   7,961,583
    Komercni banka A.S.                                      46,466   2,133,922
    Moneta Money Bank A.S.                                   30,234     125,488
    O2 Czech Republic A.S.                                   70,083     977,177
    Philip Morris CR A.S.                                       755     627,495
    Unipetrol A.S.                                          120,920   2,175,244
                                                                    -----------
TOTAL CZECH REPUBLIC                                                 14,000,909
                                                                    -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E.
      GDR(5668287)                                        1,400,823   6,360,180
    Commercial International Bank Egypt S.A.E.
      GDR(201712205)                                        120,857     548,691
    Egyptian Financial Group-Hermes Holding Co.
      GDR(710232901)                                         13,986      32,541
    Egyptian Financial Group-Hermes Holding Co.
      GDR(268425402)                                         22,886      53,324
                                                                    -----------
TOTAL EGYPT                                                           6,994,736
                                                                    -----------
GREECE -- (0.3%)
*   Alpha Bank AE                                           105,217     256,005
*   Eurobank Ergasias SA                                        331         369
*   FF Group                                                 20,041     480,525
    Hellenic Petroleum SA                                   112,224   1,225,158
    Hellenic Telecommunications Organization SA             340,319   5,336,689
    JUMBO SA                                                168,373   3,326,035
    Motor Oil Hellas Corinth Refineries SA                   96,253   2,405,623
*   National Bank of Greece SA                              128,189      54,204
    OPAP SA                                                 278,698   3,734,570
    Titan Cement Co. SA                                      61,385   1,883,893
                                                                    -----------
TOTAL GREECE                                                         18,703,071
                                                                    -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                        1,274,556  15,567,765
    OTP Bank P.L.C.                                         283,456  13,133,687
    Richter Gedeon Nyrt                                     117,849   3,025,185
                                                                    -----------
TOTAL HUNGARY                                                        31,726,637
                                                                    -----------
INDIA -- (11.7%)
*   3M India, Ltd.                                               39      11,509
*   5Paisa Capital, Ltd.                                      4,048      18,523

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    ABB India, Ltd.                                          30,827 $   801,436
    ACC, Ltd.                                                48,206   1,299,187
    Adani Enterprises, Ltd.                                 198,015     659,556
    Adani Ports & Special Economic Zone, Ltd.               833,961   5,595,849
*   Adani Transmissions, Ltd.                               272,206     889,462
*   Aditya Birla Capital, Ltd.                              324,352     868,577
*   Aditya Birla Fashion and Retail, Ltd.                   432,994   1,114,008
    Alkem Laboratories, Ltd.                                  6,502     224,957
    Ambuja Cements, Ltd.                                    534,721   2,206,490
    Apollo Hospitals Enterprise, Ltd.                        29,982     546,899
    Ashok Leyland, Ltd.                                   2,765,773   5,473,128
    Asian Paints, Ltd.                                      448,324   7,975,744
    Aurobindo Pharma, Ltd.                                  625,132   6,203,564
    Axis Bank, Ltd.                                       1,394,908  13,000,252
    Bajaj Auto, Ltd.                                        106,016   5,543,839
    Bajaj Finance, Ltd.                                     262,176   6,896,509
    Bajaj Finserv, Ltd.                                      76,033   5,715,422
    Bajaj Holdings & Investment, Ltd.                        61,602   2,716,823
    Balkrishna Industries, Ltd.                              28,145     503,793
    Bank of Baroda                                          646,977   1,587,546
*   Bank of India                                           242,165     595,333
    Berger Paints India, Ltd.                               347,022   1,363,585
    Bharat Electronics, Ltd.                                726,004   1,925,072
    Bharat Forge, Ltd.                                      306,682   3,466,010
    Bharat Heavy Electricals, Ltd.                        1,198,766   1,878,016
    Bharat Petroleum Corp., Ltd.                            829,380   6,384,184
    Bharti Airtel, Ltd.                                   1,820,147  12,571,837
    Bharti Infratel, Ltd.                                   729,923   4,031,807
    Biocon, Ltd.                                            121,818   1,175,763
    Bosch, Ltd.                                               7,147   2,173,901
    Britannia Industries, Ltd.                               31,591   2,315,885
    Cadila Healthcare, Ltd.                                 362,605   2,424,001
    Canara Bank                                             181,947     971,026
    Castrol India, Ltd.                                     247,880     715,510
    Cholamandalam Investment and Finance Co., Ltd.           70,179   1,423,402
    Cipla, Ltd.                                             555,658   5,181,697
    Coal India, Ltd.                                        745,896   3,520,365
    Colgate-Palmolive India, Ltd.                           115,396   2,030,138
    Container Corp. Of India, Ltd.                           47,945   1,047,256
    Cummins India, Ltd.                                      95,747   1,352,604
    Dabur India, Ltd.                                       743,476   4,162,373
    Dalmia Bharat, Ltd.                                      26,093   1,206,756
    Dewan Housing Finance Corp., Ltd.                       341,630   3,119,439
    Divi's Laboratories, Ltd.                               147,169   2,413,025
    DLF, Ltd.                                               681,927   2,676,006
    Dr Reddy's Laboratories, Ltd.                            71,015   2,486,423
#   Dr Reddy's Laboratories, Ltd. ADR                       148,465   5,116,104
    Edelweiss Financial Services, Ltd.                      685,621   3,002,549
    Eicher Motors, Ltd.                                      20,610   8,697,867
    Emami, Ltd.                                              90,332   1,585,753
    Exide Industries, Ltd.                                  375,923   1,303,440
    Federal Bank, Ltd.                                    2,004,333   3,168,245
*   Future Retail, Ltd.                                     104,881     918,563

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    GAIL India, Ltd.                                        484,787 $ 3,647,157
    GAIL India, Ltd. GDR                                     38,388   1,721,151
    Gillette India, Ltd.                                        353      36,362
    GlaxoSmithKline Consumer Healthcare, Ltd.                13,803   1,454,285
    GlaxoSmithKline Pharmaceuticals, Ltd.                    13,217     508,450
    Glenmark Pharmaceuticals, Ltd.                          127,090   1,209,626
    Godrej Consumer Products, Ltd.                          337,726   5,568,964
    Godrej Industries, Ltd.                                  71,533     689,043
    Grasim Industries, Ltd.                                 287,186   5,232,430
    Gruh Finance, Ltd.                                       92,408     843,850
    Havells India, Ltd.                                     234,115   1,918,072
    HCL Technologies, Ltd.                                  896,339  13,862,892
    HDFC Bank, Ltd.                                       1,383,984  43,542,486
    Hero MotoCorp, Ltd.                                      85,976   4,985,876
    Hindalco Industries, Ltd.                             3,823,893  15,356,849
    Hindustan Petroleum Corp., Ltd.                         801,193   4,978,097
    Hindustan Unilever, Ltd.                              1,037,286  22,258,137
    Housing Development Finance Corp., Ltd.               1,536,141  47,190,078
    ICICI Bank, Ltd.                                              1           4
    ICICI Bank, Ltd. Sponsored ADR                          966,250  10,609,420
    ICICI Prudential Life Insurance Co., Ltd.                72,511     462,966
*   Idea Cellular, Ltd.                                   5,576,048   8,099,487
    IDFC Bank, Ltd.                                       1,324,674   1,178,853
    IIFL Holdings, Ltd.                                     111,769   1,281,642
    Indiabulls Housing Finance, Ltd.                        656,568  14,288,842
    Indian Bank                                              99,818     566,721
    Indian Oil Corp., Ltd.                                  761,139   4,983,342
    Indraprastha Gas, Ltd.                                  240,300   1,149,705
    IndusInd Bank, Ltd.                                     186,006   5,111,155
    Infosys, Ltd.                                         1,805,229  32,550,392
#   Infosys, Ltd. Sponsored ADR                             847,888  15,270,463
    InterGlobe Aviation, Ltd.                                50,186     955,545
    ITC, Ltd.                                             4,651,621  19,821,953
*   Jindal Steel & Power, Ltd.                              273,932   1,140,275
    JSW Steel, Ltd.                                       2,677,650  12,311,168
    Kansai Nerolac Paints, Ltd.                              70,642     566,470
    Kotak Mahindra Bank, Ltd.                               620,542  10,803,343
    L&T Finance Holdings, Ltd.                              792,785   2,142,902
    Larsen & Toubro, Ltd.                                   593,379  13,273,551
    LIC Housing Finance, Ltd.                               817,984   6,868,064
    Lupin, Ltd.                                             355,461   4,945,542
    Mahindra & Mahindra Financial Services, Ltd.            286,527   2,090,656
    Mahindra & Mahindra, Ltd.                               684,162   8,222,668
    Mangalore Refinery & Petrochemicals, Ltd.               285,511     576,666
    Marico, Ltd.                                            748,884   3,626,530
    Maruti Suzuki India, Ltd.                               138,331  20,632,360
*   Max Financial Services, Ltd.                             11,034      92,646
    Motherson Sumi Systems, Ltd.                            864,629   4,988,120
    Motilal Oswal Financial Services, Ltd.                   34,676     699,414
    MRF, Ltd.                                                 2,969   3,177,322
    Muthoot Finance, Ltd.                                   191,569   1,243,570
    Natco Pharma, Ltd.                                        5,022      74,766
    NBCC India, Ltd.                                        119,766     425,896

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Nestle India, Ltd.                                       37,106 $ 4,347,226
    NHPC, Ltd.                                            2,269,230   1,051,369
    NTPC, Ltd.                                            1,249,008   3,342,609
    Oil & Natural Gas Corp., Ltd.                           990,901   3,164,084
    Oil India, Ltd.                                         254,229   1,430,698
    Oracle Financial Services Software, Ltd.                 23,161   1,520,719
    Page Industries, Ltd.                                     4,885   1,658,144
    Petronet LNG, Ltd.                                    1,094,125   4,367,980
    Pidilite Industries, Ltd.                               196,824   2,769,767
    Piramal Enterprises, Ltd.                                69,015   2,968,177
    Power Finance Corp., Ltd.                               860,631   1,581,369
    Power Grid Corp. of India, Ltd.                       1,995,141   6,083,538
*   Praxis Home Retail, Ltd.                                  2,900      12,996
    Procter & Gamble Hygiene & Health Care, Ltd.             10,367   1,512,144
*   Punjab National Bank                                    669,278   1,793,133
    Rajesh Exports, Ltd.                                    146,511   1,891,147
    Ramco Cements, Ltd. (The)                                41,801     500,529
    RBL Bank, Ltd.                                           65,034     515,080
    Reliance Capital, Ltd.                                  128,364     980,329
*   Reliance Home Finance, Ltd.                             174,706     219,161
    Reliance Industries, Ltd.                             3,191,723  48,193,855
    Reliance Industries, Ltd. GDR                             3,374     101,895
    Rural Electrification Corp., Ltd.                     1,952,124   4,773,767
    Shree Cement, Ltd.                                       10,928   2,947,764
    Shriram City Union Finance, Ltd.                          1,315      40,669
    Shriram Transport Finance Co., Ltd.                     157,374   3,396,097
    Siemens, Ltd.                                            50,501   1,026,236
    State Bank of India                                   1,386,745   6,841,160
*   Steel Authority of India, Ltd.                          770,722   1,076,957
    Sun Pharmaceutical Industries, Ltd.                     641,369   5,837,106
    Sun TV Network, Ltd.                                    129,047   2,067,126
    Sundaram Finance, Ltd.                                   27,690     817,720
    Tata Communications, Ltd.                                76,225     734,658
    Tata Consultancy Services, Ltd.                         702,461  34,306,356
    Tata Global Beverages, Ltd.                              36,041     164,590
*   Tata Motors, Ltd.                                     1,650,833  10,334,851
*   Tata Motors, Ltd. Sponsored ADR                          41,094   1,272,270
    Tata Power Co., Ltd. (The)                            2,311,735   3,229,343
    Tata Steel, Ltd.                                      1,117,002  12,394,538
    Tech Mahindra, Ltd.                                     790,878   7,601,479
    Titan Co., Ltd.                                         364,783   4,976,498
    Torrent Pharmaceuticals, Ltd.                            94,358   2,014,234
    TVS Motor Co., Ltd.                                      97,703   1,068,835
    Ultratech Cement, Ltd.                                   79,522   5,464,441
    United Breweries, Ltd.                                   54,550     978,520
*   United Spirits, Ltd.                                     67,614   3,469,819
    UPL, Ltd.                                               812,040   9,579,774
    Vakrangee, Ltd.                                         367,011   2,103,621
    Vedanta, Ltd.                                         2,958,495  15,802,094
    Voltas, Ltd.                                             77,532     735,517
    Whirlpool of India, Ltd.                                  2,154      49,779
    Wipro, Ltd.                                           1,445,580   6,920,882
    Yes Bank, Ltd.                                        2,730,973  15,190,628

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Zee Entertainment Enterprises, Ltd.                    608,477 $  5,697,782
                                                                   ------------
TOTAL INDIA                                                         818,414,292
                                                                   ------------
INDONESIA -- (2.6%)
    Adaro Energy Tbk PT                                 51,295,200    9,383,999
    AKR Corporindo Tbk PT                                1,165,000      540,958
    Astra Agro Lestari Tbk PT                            1,267,944    1,230,705
    Astra International Tbk PT                          23,873,410   15,140,750
    Bank Central Asia Tbk PT                             9,747,600   16,549,280
    Bank Danamon Indonesia Tbk PT                        4,531,379    2,418,219
    Bank Mandiri Persero Tbk PT                         18,678,334   11,354,988
    Bank Negara Indonesia Persero Tbk PT                 9,169,522    6,438,675
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 2,117,700      365,294
    Bank Rakyat Indonesia Persero Tbk PT                63,168,800   17,469,281
    Bank Tabungan Negara Persero Tbk PT                  7,369,300    2,013,806
*   Barito Pacific Tbk PT                                8,169,500    1,611,371
*   Bayan Resources Tbk PT                                  79,500       63,595
    Bukit Asam Persero Tbk PT                            6,219,400    1,579,167
    Bumi Serpong Damai Tbk PT                           11,093,800    1,507,761
    Charoen Pokphand Indonesia Tbk PT                   12,097,200    3,116,739
    Gudang Garam Tbk PT                                    789,700    4,782,880
    Indah Kiat Pulp & Paper Corp. Tbk PT                 2,238,800    1,567,587
    Indocement Tunggal Prakarsa Tbk PT                   1,558,300    2,536,726
    Indofood CBP Sukses Makmur Tbk PT                    3,456,800    2,253,405
    Indofood Sukses Makmur Tbk PT                       14,721,500    8,518,009
    Indosat Tbk PT                                       1,720,800      710,247
    Jasa Marga Persero Tbk PT                            3,871,113    1,647,009
    Kalbe Farma Tbk PT                                  27,775,800    3,448,087
    Matahari Department Store Tbk PT                     2,898,700    2,408,550
    Mayora Indah Tbk PT                                 19,500,025    3,262,013
    Media Nusantara Citra Tbk PT                        10,169,900    1,156,967
    Mitra Keluarga Karyasehat Tbk PT                     2,215,000      315,786
    Pakuwon Jati Tbk PT                                 46,392,900    2,455,293
    Perusahaan Gas Negara Persero Tbk                   10,212,900    1,989,779
    Semen Baturaja Persero Tbk PT                        1,298,200      358,835
    Semen Indonesia Persero Tbk PT                       4,655,000    3,867,939
    Sinar Mas Agro Resources & Technology Tbk PT         1,116,500      303,878
    Surya Citra Media Tbk PT                             8,854,700    1,776,476
    Telekomunikasi Indonesia Persero Tbk PT             37,216,900   11,090,580
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR                                                  196,768    5,912,878
    Tower Bersama Infrastructure Tbk PT                  2,551,800    1,169,817
    Unilever Indonesia Tbk PT                            2,015,700    8,186,582
    United Tractors Tbk PT                               4,552,496   13,201,030
*   Vale Indonesia Tbk PT                                1,496,200      417,296
    Waskita Karya Persero Tbk PT                        12,515,379    2,647,422
*   XL Axiata Tbk PT                                    10,996,700    2,454,596
                                                                   ------------
TOTAL INDONESIA                                                     179,224,255
                                                                   ------------
MALAYSIA -- (2.9%)
    Affin Holdings Bhd                                     548,300      355,897
    AirAsia Bhd                                          5,016,800    5,326,910
    Alliance Bank Malaysia Bhd                           1,197,200    1,328,991

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    AMMB Holdings Bhd                                     2,808,759 $ 3,472,331
    Astro Malaysia Holdings Bhd                           2,488,700   1,658,617
    Axiata Group Bhd                                      4,014,602   5,846,435
    Batu Kawan Bhd                                          105,400     535,066
    BIMB Holdings Bhd                                     1,167,355   1,241,795
    Boustead Holdings Bhd                                   264,800     194,864
    British American Tobacco Malaysia Bhd                   236,000   2,068,622
    CIMB Group Holdings Bhd                               3,930,224   7,301,389
    Dialog Group Bhd                                      1,487,318     975,328
#   DiGi.Com Bhd                                          5,082,520   6,450,160
#   Felda Global Ventures Holdings Bhd                    4,264,300   2,196,294
    Fraser & Neave Holdings Bhd                              47,800     357,413
    Gamuda Bhd                                            2,096,600   2,751,746
#   Genting Bhd                                           4,616,600  11,394,727
    Genting Malaysia Bhd                                  3,618,900   5,112,431
    Genting Plantations Bhd                                 378,500     972,412
#   HAP Seng Consolidated Bhd                             1,001,300   2,495,942
    Hartalega Holdings Bhd                                1,106,800   3,356,771
    Hong Leong Bank Bhd                                     446,566   2,128,400
    Hong Leong Financial Group Bhd                          737,083   3,506,397
    IHH Healthcare Bhd                                    1,255,300   1,936,332
#   IJM Corp. Bhd                                         4,143,862   3,282,513
    Inari Amertron Bhd                                    1,336,000   1,129,035
    IOI Corp. Bhd                                         3,931,105   4,724,320
    IOI Properties Group Bhd                              2,685,829   1,370,841
    Kuala Lumpur Kepong Bhd                                 468,800   3,033,581
*   Lafarge Malayan Bhd                                     183,380     261,947
    Malayan Banking Bhd                                   4,708,636  12,196,403
    Malaysia Airports Holdings Bhd                        1,240,841   2,879,044
    Malaysia Building Society Bhd                         1,161,500     348,020
    Maxis Bhd                                             2,881,400   4,491,079
    MISC Bhd                                              1,886,998   3,645,391
    MMC Corp. Bhd                                         1,775,100     908,617
#   My EG Services Bhd                                    3,146,800   2,016,150
    Nestle Malaysia Bhd                                      17,200     499,676
    Petronas Chemicals Group Bhd                          3,389,400   7,065,034
    Petronas Dagangan Bhd                                   351,300   2,213,098
    Petronas Gas Bhd                                        890,500   4,082,553
    PPB Group Bhd                                           759,700   3,394,792
#   Press Metal Aluminium Holdings Bhd                    1,771,200   2,626,572
    Public Bank Bhd                                       3,656,014  20,607,680
#   QL Resources Bhd                                        502,190     618,622
    RHB Bank Bhd                                          1,345,705   1,877,390
    Sapura Energy Bhd                                     5,917,900   1,139,103
    Sime Darby Bhd                                        1,631,861   1,279,271
*   Sime Darby Plantation Bhd                             3,018,761   4,259,685
*   Sime Darby Property Bhd                               3,018,761   1,223,691
    SP Setia Bhd Group                                    1,043,183     832,036
#   Sunway Bhd                                            2,581,525   1,168,459
    Telekom Malaysia Bhd                                  1,435,664   2,264,652
    Tenaga Nasional Bhd                                   4,375,250  17,693,722
    Top Glove Corp. Bhd                                   1,101,700   2,613,730
*   UMW Holdings Bhd                                      1,400,766   2,442,434

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    United Plantations Bhd                                  49,700 $    362,890
    Westports Holdings Bhd                               1,553,100    1,395,170
#   YTL Corp. Bhd                                       15,174,099    5,951,681
    YTL Power International Bhd                          2,843,597      911,410
                                                                   ------------
TOTAL MALAYSIA                                                      199,775,562
                                                                   ------------
MEXICO -- (3.8%)
#   Alfa S.A.B. de C.V. Class A                          8,348,939   10,447,529
#   America Movil S.A.B. de C.V. Series L               48,207,854   45,146,904
    America Movil S.A.B. de C.V. Series L ADR              109,448    2,046,678
    Arca Continental S.A.B. de C.V.                        663,975    4,831,471
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B          2,868,048    4,522,799
#*  Cemex S.A.B. de C.V.                                19,131,714   15,922,750
*   Cemex S.A.B. de C.V. Sponsored ADR                     417,935    3,464,677
#   Coca-Cola Femsa S.A.B. de C.V. Series L                466,088    3,567,830
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR            36,964    2,816,657
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         277,987    2,061,033
#   Fomento Economico Mexicano S.A.B. de C.V.            1,785,888   17,434,999
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                         43,259    4,219,483
#   Gruma S.A.B. de C.V. Class B                           573,607    6,859,214
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR     13,641    1,430,259
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                              419,014    4,391,691
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR      32,374    6,287,355
#   Grupo Bimbo S.A.B. de C.V. Series A                  2,214,947    5,400,583
    Grupo Carso S.A.B. de C.V. Series A1                   813,321    3,060,264
#   Grupo Elektra S.A.B. de C.V.                           101,807    3,716,782
    Grupo Financiero Banorte S.A.B. de C.V. Class O      2,098,866   13,442,305
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O      4,226,940    7,478,777
#   Grupo Lala S.A.B. de C.V.                            1,192,370    1,909,791
    Grupo Mexico S.A.B. de C.V. Series B                 6,360,255   22,458,713
#   Grupo Televisa S.A.B. Series CPO                     3,641,138   15,073,794
    Grupo Televisa S.A.B. Sponsored ADR                    135,493    2,804,705
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              2,356,506    4,431,486
    Industrias Penoles S.A.B. de C.V.                      365,578    8,471,734
    Infraestructura Energetica Nova S.A.B. de C.V.         815,508    4,250,233
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      2,348,560    4,400,139
*   La Comer S.A.B. de C.V.                                 68,882       70,134
    Megacable Holdings S.A.B. de C.V.                      204,698      938,047
#   Mexichem S.A.B. de C.V. Series *                     3,002,799    8,517,080
*   Organizacion Soriana S.A.B. de C.V. Class B          1,096,976    2,398,267
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                        347,082    3,553,480
#   Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                          3,236       25,383
    Wal-Mart de Mexico S.A.B. de C.V.                    7,198,435   18,007,932
                                                                   ------------
TOTAL MEXICO                                                        265,860,958
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                              15,158      194,936
    Cia de Minas Buenaventura SAA ADR                      139,674    2,155,170
    Credicorp, Ltd.                                         78,885   18,272,132

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PERU -- (Continued)
*   Grana y Montero SAA Sponsored ADR                       108,988 $   318,245
                                                                    -----------
TOTAL PERU                                                           20,940,483
                                                                    -----------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                         2,290,670   3,425,741
    Aboitiz Power Corp.                                   2,030,700   1,625,174
*   Alliance Global Group, Inc.                           9,703,400   2,901,203
    Ayala Corp.                                             315,652   6,461,831
    Ayala Land, Inc.                                      9,812,818   8,465,526
    Bank of the Philippine Islands                          884,043   2,052,924
    BDO Unibank, Inc.                                     1,519,302   4,527,495
    DMCI Holdings, Inc.                                  10,645,700   2,988,270
*   DoubleDragon Properties Corp.                           198,300     147,614
    Emperador, Inc.                                       1,850,900     294,462
    Energy Development Corp.                              3,763,713     416,435
    Globe Telecom, Inc.                                      62,495   2,314,164
    GT Capital Holdings, Inc.                               142,305   3,733,189
    International Container Terminal Services, Inc.       1,287,400   2,844,325
    JG Summit Holdings, Inc.                              2,741,800   4,092,296
    Jollibee Foods Corp.                                    695,840   3,859,291
    LT Group, Inc.                                        4,967,500   2,173,778
    Manila Electric Co.                                     335,730   2,216,414
    Megaworld Corp.                                      17,406,400   1,679,724
    Metro Pacific Investments Corp.                      17,546,400   2,209,443
    Metropolitan Bank & Trust Co.                           864,295   1,675,332
*   Philippine National Bank                                 91,848     105,630
    PLDT, Inc.                                               87,155   2,660,204
#   PLDT, Inc. Sponsored ADR                                 64,443   1,968,734
    Puregold Price Club, Inc.                             1,734,500   1,802,527
    Robinsons Land Corp.                                  2,694,400   1,095,620
    Robinsons Retail Holdings, Inc.                         551,510   1,018,108
    San Miguel Corp.                                      1,458,480   4,095,297
    Security Bank Corp.                                     345,540   1,655,782
    Semirara Mining & Power Corp.                         1,900,100   1,404,249
    SM Investments Corp.                                    249,883   4,980,851
    SM Prime Holdings, Inc.                               9,450,810   6,796,551
*   Top Frontier Investment Holdings, Inc.                   42,789     234,198
    Universal Robina Corp.                                1,282,840   4,033,859
                                                                    -----------
TOTAL PHILIPPINES                                                    91,956,241
                                                                    -----------
POLAND -- (1.8%)
*   Alior Bank SA                                           216,989   5,539,947
*   AmRest Holdings SE                                          344      42,616
    Bank Handlowy w Warszawie SA                             45,291   1,146,205
*   Bank Millennium SA                                    1,297,206   3,713,647
    Bank Pekao SA                                           126,554   5,137,022
    Bank Zachodni WBK SA                                     44,055   5,526,016
    Budimex SA                                                1,450      89,246
    CCC SA                                                   36,838   3,177,443
    CD Projekt SA                                            88,611   3,072,663
#   Cyfrowy Polsat SA                                       442,307   3,179,809
    Enea SA                                                 154,249     506,784

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                          95,471 $  2,022,228
    Grupa Lotos SA                                         352,784    6,251,326
#*  ING Bank Slaski SA                                      37,589    2,473,594
*   Jastrzebska Spolka Weglowa SA                          115,275    3,345,383
    KGHM Polska Miedz SA                                   356,479   11,699,322
    KRUK SA                                                  1,152       79,153
    LPP SA                                                   1,669    4,848,020
*   mBank SA                                                32,174    4,895,994
*   Orange Polska SA                                       875,057    1,604,177
*   PGE Polska Grupa Energetyczna SA                     2,182,660    7,752,168
    Polski Koncern Naftowy Orlen SA                        565,808   18,351,851
    Polskie Gornictwo Naftowe i Gazownictwo SA           2,283,734    4,478,902
*   Powszechna Kasa Oszczednosci Bank Polski SA            752,075   10,253,289
    Powszechny Zaklad Ubezpieczen SA                       808,411   11,050,064
*   Tauron Polska Energia SA                             2,675,765    2,423,470
                                                                   ------------
TOTAL POLAND                                                        122,660,339
                                                                   ------------
RUSSIA -- (1.6%)
    Gazprom PJSC Sponsored ADR                           2,397,765   12,072,167
*   Lenta, Ltd.(BJ621Y3)                                    72,165      505,155
*   Lenta, Ltd.(BJ621Y903)                                  30,830      216,142
    Lukoil PJSC Sponsored ADR                              171,816   11,352,650
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     197,103    2,065,753
*   Mail.Ru Group, Ltd. GDR                                  5,124      168,067
    MegaFon PJSC GDR                                       139,778    1,355,094
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                    36,191      745,897
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                 406,377    8,358,436
    Novatek PJSC GDR                                        47,298    6,302,912
    Novolipetsk Steel PJSC GDR                             123,601    3,239,561
    PhosAgro PJSC GDR                                       83,207    1,325,308
    Rosneft Oil Co. PJSC GDR                               700,727    4,296,178
    Rostelecom PJSC Sponsored ADR(B114RM8)                  78,867      553,359
    Rostelecom PJSC Sponsored ADR(778529107)                20,806      143,353
    RusHydro PJSC ADR(BYZ5W4903)                         1,251,910    1,546,479
    RusHydro PJSC ADR(782183404)                            12,131       15,062
    Sberbank of Russia PJSC Sponsored ADR                1,818,206   36,642,529
    Severstal PJSC GDR                                     191,829    3,150,538
    Tatneft PJSC Sponsored ADR                             158,756    9,628,762
    VTB Bank PJSC GDR(B1W7FX3)                           1,358,280    2,571,162
    VTB Bank PJSC GDR(B1W7FX3)                           1,913,221    3,621,727
*   X5 Retail Group NV GDR                                  17,054      653,850
                                                                   ------------
TOTAL RUSSIA                                                        110,530,141
                                                                   ------------
SOUTH AFRICA -- (8.4%)
*   Anglo American Platinum, Ltd.                           84,902    2,551,966
    AngloGold Ashanti, Ltd.                                 30,125      335,896
#   AngloGold Ashanti, Ltd. Sponsored ADR                1,637,102   18,466,511
    Aspen Pharmacare Holdings, Ltd.                        574,874   13,136,406
    Assore, Ltd.                                            23,402      620,413
    AVI, Ltd.                                              429,602    3,901,234
    Barclays Africa Group, Ltd.                          2,057,544   31,268,708
    Bid Corp., Ltd.                                        694,776   15,585,283

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Bidvest Group, Ltd. (The)                              873,084 $ 18,383,795
#*  Brait SE                                               225,721      733,886
    Capitec Bank Holdings, Ltd.                             76,485    5,164,628
    Clicks Group, Ltd.                                     378,720    5,450,412
    Discovery, Ltd.                                        595,256    8,455,540
    Distell Group, Ltd.                                     54,658      640,456
    Exxaro Resources, Ltd.                                 484,386    5,840,317
    FirstRand, Ltd.                                      4,821,116   27,043,583
    Foschini Group, Ltd. (The)                              76,526    1,252,263
    Gold Fields, Ltd. Sponsored ADR                      3,443,277   14,737,226
*   Impala Platinum Holdings, Ltd.                         170,641      524,138
    Imperial Holdings, Ltd.                                583,684   13,996,332
    Investec, Ltd.                                         684,825    5,382,128
#   Kumba Iron Ore, Ltd.                                   164,394    4,972,170
    Liberty Holdings, Ltd.                                 310,386    3,440,782
    Life Healthcare Group Holdings, Ltd.                 3,525,337    8,085,963
    MMI Holdings, Ltd.                                   2,167,694    4,141,453
    Mondi, Ltd.                                            303,793    8,125,878
    Mr. Price Group, Ltd.                                  421,817   10,178,102
    MTN Group, Ltd.                                      3,210,942   35,555,385
    Naspers, Ltd. Class N                                  396,317  112,869,228
#   Nedbank Group, Ltd.                                    556,344   12,413,387
    NEPI Rockcastle P.L.C.                                 386,493    5,269,245
    Netcare, Ltd.                                        2,862,252    6,273,313
    Novus Holdings, Ltd.                                   136,672       56,966
    Pick n Pay Stores, Ltd.                                261,842    1,501,457
    Pioneer Foods Group, Ltd.                              181,827    2,008,156
    PSG Group, Ltd.                                        158,836    2,978,518
    Sanlam, Ltd.                                         2,089,380   15,554,826
    Sappi, Ltd.                                          1,643,118   11,813,448
    Sasol, Ltd.                                            146,080    5,249,409
#   Sasol, Ltd. Sponsored ADR                              777,405   27,815,551
    Shoprite Holdings, Ltd.                                905,692   18,852,737
#   Sibanye Gold, Ltd.                                   3,744,564    4,414,179
    SPAR Group, Ltd. (The)                                 284,382    4,915,252
    Standard Bank Group, Ltd.                            2,064,368   34,941,052
#   Steinhoff International Holdings NV                  3,896,458    2,246,724
    Telkom SA SOC, Ltd.                                    705,050    3,064,783
    Tiger Brands, Ltd.                                     311,532   12,113,410
    Truworths International, Ltd.                          979,184    8,074,932
    Vodacom Group, Ltd.                                    750,143   10,364,967
    Woolworths Holdings, Ltd.                            2,502,184   13,558,428
                                                                   ------------
TOTAL SOUTH AFRICA                                                  584,320,822
                                                                   ------------
SOUTH KOREA -- (16.4%)
    Amorepacific Corp.                                      30,623    8,579,697
    AMOREPACIFIC Group                                      42,761    5,678,067
    BGF Co., Ltd.                                           25,078      359,551
*   BGF retail Co., Ltd.                                    13,435    2,767,898
    BNK Financial Group, Inc.                              365,932    3,628,873
#*  Celltrion, Inc.                                         86,084   25,357,124
    Cheil Worldwide, Inc.                                   57,841    1,150,723

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   CJ CGV Co., Ltd.                                         18,162 $ 1,296,655
    CJ CheilJedang Corp.                                     24,183   8,118,489
    CJ Corp.                                                 44,364   7,643,194
*   CJ E&M Corp.                                             29,913   2,528,572
#*  CJ Logistics Corp.                                       14,891   2,019,964
*   CJ O Shopping Co., Ltd.                                   2,962     624,498
    Com2uSCorp                                               12,702   1,732,597
    Coway Co., Ltd.                                          80,403   7,163,113
    Cuckoo Holdings Co., Ltd.                                 1,093     100,759
#*  Cuckoo Homesys Co., Ltd.                                    922     166,273
    Daelim Industrial Co., Ltd.                              39,953   3,036,062
*   Daewoo Engineering & Construction Co., Ltd.             136,911     794,304
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.       16,540     375,447
    DB Insurance Co., Ltd.                                  149,451  10,123,292
    DGB Financial Group, Inc.                               228,009   2,645,960
    Dongsuh Cos., Inc.                                       15,171     415,510
    Dongwon Systems Corp.                                       417      20,384
    Doosan Corp.                                             21,369   2,374,282
#   Doosan Heavy Industries & Construction Co., Ltd.        191,142   3,042,639
#*  Doosan Infracore Co., Ltd.                              492,270   5,083,898
    E-MART, Inc.                                             19,767   5,370,978
    Grand Korea Leisure Co., Ltd.                            38,572   1,099,606
    Green Cross Corp.                                         2,754     611,421
#   Green Cross Holdings Corp.                               22,011     879,534
#*  GS Engineering & Construction Corp.                      78,919   2,449,095
    GS Holdings Corp.                                       180,713  11,742,555
    GS Home Shopping, Inc.                                    4,597     955,213
    GS Retail Co., Ltd.                                      47,711   1,737,303
    Hana Financial Group, Inc.                              475,468  23,169,512
    Hankook Tire Co., Ltd.                                  122,536   6,137,060
*   Hanmi Pharm Co., Ltd.                                     3,042   1,699,184
#*  Hanmi Science Co., Ltd.                                   5,273     518,187
    Hanon Systems                                           266,528   3,255,939
    Hanssem Co., Ltd.                                        16,476   2,630,120
*   Hanwha Chemical Corp.                                   222,590   7,334,285
    Hanwha Corp.                                            185,255   8,161,423
    Hanwha Life Insurance Co., Ltd.                         845,510   5,939,918
#*  Hanwha Techwin Co., Ltd.                                 53,496   1,685,780
    Hite Jinro Co., Ltd.                                     56,016   1,206,987
#*  HLB, Inc.                                                12,951     567,084
    Hotel Shilla Co., Ltd.                                   27,295   2,369,667
*   Hugel, Inc.                                               2,135   1,128,664
    Hyosung Corp.                                            62,471   7,895,197
*   Hyundai Construction Equipment Co., Ltd.                  8,892   1,696,786
    Hyundai Department Store Co., Ltd.                       33,414   3,253,627
    Hyundai Development Co-Engineering & Construction       110,630   4,577,206
    Hyundai Engineering & Construction Co., Ltd.            188,181   7,554,038
    Hyundai Glovis Co., Ltd.                                 32,891   4,302,930
    Hyundai Greenfood Co., Ltd.                              38,183     574,662
#*  Hyundai Heavy Industries Co., Ltd.                       54,599   7,092,557
    Hyundai Home Shopping Network Corp.                       5,020     561,226
    Hyundai Marine & Fire Insurance Co., Ltd.               191,326   8,298,803
*   Hyundai Merchant Marine Co., Ltd.                       124,410     538,254

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
*   Hyundai Mipo Dockyard Co., Ltd.                          16,531 $ 1,721,051
    Hyundai Mobis Co., Ltd.                                  54,870  12,722,800
    Hyundai Motor Co.                                       127,751  19,402,467
*   Hyundai Robotics Co., Ltd.                               21,736   9,270,866
*   Hyundai Rotem Co., Ltd.                                  32,868     527,656
    Hyundai Steel Co.                                       191,753  10,216,449
#   Hyundai Wia Corp.                                        25,756   1,492,691
#   Iljin Materials Co., Ltd.                                17,651     641,561
*   Industrial Bank of Korea                                341,239   5,317,108
#   Innocean Worldwide, Inc.                                  3,114     204,950
    IS Dongseo Co., Ltd.                                      8,114     298,574
*   Jeil Pharmaceutical Co., Ltd.                               113       7,797
#   Kakao Corp.                                              16,463   2,158,985
    Kangwon Land, Inc.                                      104,801   3,182,146
*   KB Financial Group, Inc.                                312,429  19,648,002
#*  KB Financial Group, Inc. ADR                             73,512   4,606,997
    KCC Corp.                                                 8,160   3,215,423
#   KEPCO Plant Service & Engineering Co., Ltd.              17,268     677,394
    Kia Motors Corp.                                        358,327  11,618,398
#   KIWOOM Securities Co., Ltd.                              22,357   2,239,769
    Kolon Industries, Inc.                                   33,244   2,533,810
#*  Komipharm International Co., Ltd.                        20,283     764,119
#   Korea Aerospace Industries, Ltd.                         37,044   1,828,354
*   Korea Electric Power Corp.                              216,158   7,230,882
*   Korea Electric Power Corp. Sponsored ADR                130,759   2,173,215
*   Korea Gas Corp.                                          48,786   2,254,235
    Korea Investment Holdings Co., Ltd.                      75,306   6,159,443
    Korea Kolmar Co., Ltd.                                   20,573   1,723,435
    Korea Petrochemical Ind Co., Ltd.                         6,572   2,038,453
    Korea Zinc Co., Ltd.                                     12,459   6,009,080
*   Korean Air Lines Co., Ltd.                              153,221   5,528,313
    Korean Reinsurance Co.                                   69,779     797,199
#*  KT Corp. Sponsored ADR                                   82,100   1,227,395
    KT&G Corp.                                               98,852   9,858,344
#   Kumho Petrochemical Co., Ltd.                            36,428   3,511,934
#*  Kumho Tire Co., Inc.                                    104,196     580,874
    LG Chem, Ltd.                                            43,830  17,727,913
    LG Corp.                                                 86,068   7,178,140
#   LG Display Co., Ltd.                                    525,059  15,771,445
#*  LG Display Co., Ltd. ADR                                808,137  12,049,323
    LG Electronics, Inc.                                    179,122  17,182,410
    LG Household & Health Care, Ltd.                         13,908  15,316,726
#   LG Innotek Co., Ltd.                                     30,221   3,535,916
    LG International Corp.                                   23,266     652,448
    LG Uplus Corp.                                          326,812   4,374,569
#   LIG Nex1 Co., Ltd.                                       11,058     606,388
    Loen Entertainment, Inc.                                  7,273     750,903
    Lotte Chemical Corp.                                     42,164  16,575,535
    Lotte Chilsung Beverage Co., Ltd.                            60      85,186
*   Lotte Confectionery Co., Ltd.                               237      38,774
    Lotte Corp.                                              28,711   1,876,172
    LOTTE Fine Chemical Co., Ltd.                            22,107   1,589,611
    LOTTE Himart Co., Ltd.                                   11,288     813,985

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd.                                20,703 $  4,673,671
    LS Corp.                                                33,839    2,502,605
    LS Industrial Systems Co., Ltd.                         29,951    1,933,707
    Macquarie Korea Infrastructure Fund                    445,751    3,439,587
    Mando Corp.                                              9,882    2,568,469
    Medy-Tox, Inc.                                           6,364    3,629,638
    Meritz Financial Group, Inc.                           126,163    1,949,330
    Meritz Fire & Marine Insurance Co., Ltd.               148,940    3,473,267
    Meritz Securities Co., Ltd.                            753,057    3,735,759
    Mirae Asset Daewoo Co., Ltd.                           327,493    3,447,657
    NAVER Corp.                                             37,790   32,189,891
    NCSoft Corp.                                            15,529    6,423,617
    Nexen Tire Corp.                                        64,506      758,267
    NH Investment & Securities Co., Ltd.                   192,877    3,032,535
#*  NHN Entertainment Corp.                                 13,146    1,018,220
#   NongShim Co., Ltd.                                       3,492    1,058,114
    OCI Co., Ltd.                                           19,850    3,139,495
*   Orion Corp.                                              8,589      940,963
    Orion Holdings Corp.                                   105,814    2,700,942
    Ottogi Corp.                                             1,053      759,482
#*  Pan Ocean Co., Ltd.                                    431,074    2,426,839
#   Paradise Co., Ltd.                                      27,399      606,758
    POSCO                                                   70,065   24,991,193
*   POSCO Sponsored ADR                                    104,186    9,322,563
    POSCO Chemtech Co., Ltd.                                20,052      926,228
    Posco Daewoo Corp.                                      92,828    2,094,430
    S-1 Corp.                                               25,186    2,344,005
    S-Oil Corp.                                             57,001    6,565,651
    Samsung C&T Corp.                                       51,407    6,834,383
    Samsung Card Co., Ltd.                                  43,084    1,570,961
    Samsung Electro-Mechanics Co., Ltd.                     64,645    6,431,599
    Samsung Electronics Co., Ltd.                           95,759  223,820,188
    Samsung Electronics Co., Ltd. GDR                       52,509   62,340,320
*   Samsung Engineering Co., Ltd.                           62,734    1,026,340
    Samsung Fire & Marine Insurance Co., Ltd.               48,894   13,223,209
#*  Samsung Heavy Industries Co., Ltd.                     395,499    3,397,255
    Samsung Life Insurance Co., Ltd.                        57,757    6,975,935
    Samsung SDI Co., Ltd.                                   49,272    9,082,585
    Samsung SDS Co., Ltd.                                   30,938    7,427,320
    Samsung Securities Co., Ltd.                            94,032    3,833,155
    Seoul Semiconductor Co., Ltd.                           47,279    1,084,431
    SFA Engineering Corp.                                   28,906    1,045,688
*   Shinhan Financial Group Co., Ltd.                      335,254   16,644,000
*   Shinhan Financial Group Co., Ltd. ADR                   84,869    4,176,403
    Shinsegae, Inc.                                         16,151    5,187,892
*   SK Chemicals Co., Ltd.                                  15,687    1,689,422
    SK Discovery Co., Ltd.                                  14,610      696,242
    SK Holdings Co., Ltd.                                   52,616   15,685,993
    SK Hynix, Inc.                                         821,484   56,390,555
    SK Innovation Co., Ltd.                                 67,906   13,003,503
#   SK Materials Co., Ltd.                                   9,016    1,435,133
    SK Networks Co., Ltd.                                  311,683    1,896,792
    SK Telecom Co., Ltd.                                    19,738    4,901,387

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd. ADR                              24,883 $      684,780
    SKC Co., Ltd.                                         45,410      1,926,011
    Ssangyong Cement Industrial Co., Ltd.                 49,362      1,020,378
    Taekwang Industrial Co., Ltd.                            135        174,313
    Tongyang Life Insurance Co., Ltd.                     60,459        445,651
*   WONIK IPS Co., Ltd.                                    6,099        187,887
    Woori Bank                                           486,237      7,666,161
#   Woori Bank Sponsored ADR                               3,193        151,093
    Young Poong Corp.                                        438        434,701
*   Youngone Corp.                                        39,869      1,189,076
#   Yuhan Corp.                                            8,320      1,812,681
#*  Yungjin Pharmaceutical Co., Ltd.                      60,994        559,947
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,142,044,492
                                                                 --------------
TAIWAN -- (14.5%)
#   Accton Technology Corp.                              624,000      2,498,817
#   Acer, Inc.                                         3,564,811      3,376,193
    Advanced Semiconductor Engineering, Inc.          14,898,564     21,141,515
    Advanced Semiconductor Engineering, Inc. ADR         107,173        766,287
    Advantech Co., Ltd.                                  471,663      3,687,938
    Airtac International Group                           146,518      2,324,748
    Asia Cement Corp.                                  3,424,758      3,526,384
*   Asia Pacific Telecom Co., Ltd.                     3,398,000      1,171,541
    Asustek Computer, Inc.                               964,180      9,287,333
#   AU Optronics Corp.                                29,635,873     14,095,805
#   AU Optronics Corp. Sponsored ADR                     326,626      1,564,539
    Casetek Holdings, Ltd.                               313,000      1,153,643
    Catcher Technology Co., Ltd.                       1,524,429     17,438,664
    Cathay Financial Holding Co., Ltd.                 6,922,450     12,945,542
    Chailease Holding Co., Ltd.                        2,403,840      8,079,227
    Chang Hwa Commercial Bank, Ltd.                    9,752,283      5,718,103
#   Cheng Shin Rubber Industry Co., Ltd.               3,477,965      6,062,602
    Chicony Electronics Co., Ltd.                      1,136,664      2,992,300
*   China Airlines, Ltd.                               9,417,536      3,900,100
    China Development Financial Holding Corp.         19,154,121      7,025,930
    China Life Insurance Co., Ltd.                     4,109,014      4,226,303
    China Motor Corp.                                    783,000        715,591
*   China Petrochemical Development Corp.              3,819,000      1,997,466
    China Steel Corp.                                 16,351,932     13,976,666
    Chipbond Technology Corp.                            797,000      1,839,053
    Chroma ATE, Inc.                                     336,000      1,910,168
#   Chunghwa Precision Test Tech Co., Ltd.                16,000        651,311
    Chunghwa Telecom Co., Ltd.                         1,693,000      6,296,294
#   Chunghwa Telecom Co., Ltd. Sponsored ADR             266,427      9,871,120
    Compal Electronics, Inc.                           7,293,541      5,429,580
#   Compeq Manufacturing Co., Ltd.                     2,229,000      2,763,104
    CTBC Financial Holding Co., Ltd.                  21,062,175     15,390,483
    CTCI Corp.                                         1,199,000      1,863,213
#   Delta Electronics, Inc.                            1,950,486      9,831,106
    E Ink Holdings, Inc.                                 612,000      1,112,537
    E.Sun Financial Holding Co., Ltd.                 16,301,745     10,727,927
#   Eclat Textile Co., Ltd.                              258,402      2,594,963

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Elite Material Co., Ltd.                                434,000 $ 1,524,172
#   Ennoconn Corp.                                           41,000     666,330
#*  Epistar Corp.                                         1,411,000   2,487,427
    Eternal Materials Co., Ltd.                           1,523,917   1,615,835
    Eva Airways Corp.                                     7,272,592   3,849,896
*   Evergreen Marine Corp. Taiwan, Ltd.                   4,036,008   2,381,986
    Far Eastern International Bank                          339,726     112,596
    Far Eastern New Century Corp.                         7,623,085   6,802,465
    Far EasTone Telecommunications Co., Ltd.              2,601,000   6,785,851
    Farglory Land Development Co., Ltd.                     361,393     399,150
    Feng TAY Enterprise Co., Ltd.                           500,424   2,364,808
    First Financial Holding Co., Ltd.                    15,480,226  10,696,141
#   FLEXium Interconnect, Inc.                              458,000   1,749,205
    Formosa Chemicals & Fibre Corp.                       2,237,518   8,348,056
    Formosa Petrochemical Corp.                           1,719,000   7,300,634
    Formosa Plastics Corp.                                2,892,153  10,262,433
    Formosa Taffeta Co., Ltd.                             1,153,000   1,283,002
#   Foxconn Technology Co., Ltd.                          1,305,627   3,725,862
    Fubon Financial Holding Co., Ltd.                     9,281,233  17,241,706
#   General Interface Solution Holding, Ltd.                368,000   2,729,702
#*  Genius Electronic Optical Co., Ltd.                      81,000     776,471
    Giant Manufacturing Co., Ltd.                           489,506   2,746,521
    Gigabyte Technology Co., Ltd.                           386,000     962,222
    Globalwafers Co., Ltd.                                  209,000   3,195,553
#   Gourmet Master Co., Ltd.                                101,305   1,465,702
#   HannStar Display Corp.                                7,103,000   2,598,039
#   Highwealth Construction Corp.                         1,292,190   2,029,921
    Hiwin Technologies Corp.                                197,925   2,559,274
    Hon Hai Precision Industry Co., Ltd.                 17,063,653  53,794,990
#   Hota Industrial Manufacturing Co., Ltd.                 290,235   1,216,949
#   Hotai Motor Co., Ltd.                                   366,000   4,761,267
#*  HTC Corp.                                               399,235     971,291
    Hua Nan Financial Holdings Co., Ltd.                 11,793,307   7,037,484
#   Innolux Corp.                                        29,692,241  13,983,926
    Inventec Corp.                                        5,034,551   4,109,051
    Kenda Rubber Industrial Co., Ltd.                       904,377   1,147,772
    King Slide Works Co., Ltd.                               57,000     772,383
    King Yuan Electronics Co., Ltd.                       1,471,000   1,520,077
    King's Town Bank Co., Ltd.                            1,545,000   2,213,597
#   Kinsus Interconnect Technology Corp.                    365,000     630,936
#   Largan Precision Co., Ltd.                              133,860  18,346,617
    LCY Chemical Corp.                                      817,123   1,264,696
    Lien Hwa Industrial Corp.                                76,000      98,438
    Lite-On Technology Corp.                              4,890,410   7,186,868
#   Long Chen Paper Co., Ltd.                             1,312,509   1,502,667
#*  Macronix International                                2,436,000   3,813,272
    MediaTek, Inc.                                        1,011,995  10,354,925
    Mega Financial Holding Co., Ltd.                     15,905,369  13,796,629
    Merida Industry Co., Ltd.                               145,287     685,081
#   Merry Electronics Co., Ltd.                             223,000   1,397,289
    Micro-Star International Co., Ltd.                    1,080,000   3,563,877
    Nan Ya Plastics Corp.                                 3,340,599   9,171,593
#   Nanya Technology Corp.                                1,071,010   2,907,040

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Nien Made Enterprise Co., Ltd.                         204,000 $  2,095,427
#   Novatek Microelectronics Corp.                         883,000    3,707,077
    Parade Technologies, Ltd.                               90,000    1,880,287
    Pegatron Corp.                                       4,478,345   12,116,258
    Phison Electronics Corp.                               272,000    2,771,473
    Pou Chen Corp.                                       6,059,487    8,145,162
    Powertech Technology, Inc.                           2,217,819    7,203,414
    Poya International Co., Ltd.                            73,275      942,132
    President Chain Store Corp.                            875,831    8,666,572
#   Qisda Corp.                                          3,158,000    2,300,846
    Quanta Computer, Inc.                                4,441,000    9,665,302
    Realtek Semiconductor Corp.                            728,950    2,906,258
#*  Ruentex Development Co., Ltd.                        1,405,050    1,612,510
#   Ruentex Industries, Ltd.                               704,182    1,244,300
    Shin Kong Financial Holding Co., Ltd.               12,037,656    4,416,465
#   Silergy Corp.                                           55,000    1,174,412
    Siliconware Precision Industries Co., Ltd.           2,123,637    3,669,453
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                         21,813      186,065
    Simplo Technology Co., Ltd.                            280,000    1,786,920
#   Sino-American Silicon Products, Inc.                 1,268,000    4,411,482
    SinoPac Financial Holdings Co., Ltd.                15,098,101    5,202,268
    St Shine Optical Co., Ltd.                              51,000    1,630,208
    Standard Foods Corp.                                   525,418    1,347,836
    Synnex Technology International Corp.                1,622,343    2,293,981
    Taichung Commercial Bank Co., Ltd.                     162,383       56,258
#*  TaiMed Biologics, Inc.                                 109,000      747,009
    Taishin Financial Holding Co., Ltd.                 15,320,023    7,718,005
    Taiwan Business Bank                                 5,539,684    1,642,060
    Taiwan Cement Corp.                                  5,923,720    7,650,324
    Taiwan Cooperative Financial Holding Co., Ltd.      13,054,278    7,769,306
    Taiwan FamilyMart Co., Ltd.                             89,000      580,722
    Taiwan Fertilizer Co., Ltd.                          1,158,000    1,587,229
*   Taiwan Glass Industry Corp.                          2,124,375    1,413,870
    Taiwan High Speed Rail Corp.                         2,031,000    1,660,204
    Taiwan Mobile Co., Ltd.                              2,215,300    8,472,434
#   Taiwan Paiho, Ltd.                                     168,000      577,781
    Taiwan Secom Co., Ltd.                                 411,670    1,272,499
    Taiwan Semiconductor Manufacturing Co., Ltd.        24,101,808  210,632,990
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                      1,815,491   82,259,897
#*  Tatung Co., Ltd.                                     2,942,000    2,412,546
    Teco Electric and Machinery Co., Ltd.                2,649,000    2,550,875
#   Tong Yang Industry Co., Ltd.                           823,000    1,514,617
#*  TPK Holding Co., Ltd.                                  805,000    2,863,109
    Transcend Information, Inc.                            353,181    1,020,892
    Tripod Technology Corp.                                821,870    2,649,021
    Uni-President Enterprises Corp.                      6,976,033   16,745,875
#   United Microelectronics Corp.                       36,484,000   17,805,948
    Vanguard International Semiconductor Corp.           1,270,000    2,862,559
    Voltronic Power Technology Corp.                        64,350    1,142,370
    Walsin Lihwa Corp.                                   3,808,000    2,186,262
#   Walsin Technology Corp.                                382,000    1,284,973
    Wan Hai Lines, Ltd.                                  1,467,800      936,654
#   Win Semiconductors Corp.                               472,034    4,217,219

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
#   Winbond Electronics Corp.                          6,587,407 $    5,326,713
    Wintek Corp.                                         604,760          7,119
    Wistron Corp.                                      6,562,940      5,506,948
    WPG Holdings, Ltd.                                 2,259,869      3,080,741
#   Yageo Corp.                                          217,900      2,879,723
    Yuanta Financial Holding Co., Ltd.                14,611,806      7,008,506
    Yulon Motor Co., Ltd.                              1,144,000        932,713
    Zhen Ding Technology Holding, Ltd.                 1,183,700      2,706,189
                                                                 --------------
TOTAL TAIWAN                                                      1,007,922,039
                                                                 --------------
THAILAND -- (2.8%)
    Advanced Info Service PCL                          1,483,600      9,118,550
    Airports of Thailand PCL                           5,701,800     12,743,487
    Bangchak Corp. PCL                                 1,759,600      2,345,572
    Bangkok Bank PCL(6077019)                            222,800      1,579,234
    Bangkok Bank PCL(6368360)                             30,080        198,805
    Bangkok Dusit Medical Services PCL Class F         6,994,700      4,823,931
    Bangkok Expressway & Metro PCL                     9,804,099      2,425,982
    Bangkok Life Assurance PCL                           633,500        748,388
    Banpu PCL                                          4,013,750      2,921,887
    Banpu Power PCL                                      776,100        656,662
    Beauty Community PCL                                 790,200        560,103
    Berli Jucker PCL                                   1,309,800      2,404,646
    BTS Group Holdings PCL                             3,433,000        882,364
    Bumrungrad Hospital PCL                              402,600      2,519,464
    Carabao Group PCL Class F                            298,700        786,806
    Central Pattana PCL                                1,796,300      4,760,310
    Central Plaza Hotel PCL                              878,200      1,451,049
    CH Karnchang PCL                                     680,200        580,950
    Charoen Pokphand Foods PCL                         7,318,300      5,654,625
    CP ALL PCL                                         4,384,100     11,163,218
    Delta Electronics Thailand PCL                       656,900      1,614,984
    Electricity Generating PCL                           240,100      1,671,194
    Energy Absolute PCL                                2,027,900      4,386,661
*   Esso Thailand PCL                                  1,910,700      1,159,109
    Global Power Synergy PCL Class F                     678,800      1,804,282
    Glow Energy PCL                                      737,100      2,006,315
    Home Product Center PCL                            8,486,513      3,847,653
    Indorama Ventures PCL                              1,976,800      3,534,508
    Intouch Holdings PCL                                 598,700      1,099,146
    IRPC PCL                                          10,103,500      2,371,032
    Jasmine International PCL                          5,215,000      1,290,429
    Kasikornbank PCL                                     990,400      7,304,674
    KCE Electronics PCL                                  329,600        784,010
    Kiatnakin Bank PCL                                   556,000      1,451,245
    Krung Thai Bank PCL                                4,657,987      2,974,449
    Land & Houses PCL(6581941)                         3,568,340      1,321,607
    Land & Houses PCL(6581930)                           790,000        295,115
    Minor International PCL                            1,909,570      2,682,665
    MK Restaurants Group PCL                             534,100      1,492,138
    Muangthai Leasing PCL Class F                      1,040,600      1,420,359
    Pruksa Holding PCL                                 1,867,300      1,442,805

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    PTT Exploration & Production PCL                     1,900,155 $  7,219,618
    PTT Global Chemical PCL                              2,436,872    7,488,791
    PTT PCL                                              1,643,400   25,815,862
    Ratchaburi Electricity Generating Holding PCL          755,000    1,319,804
    Robinson PCL                                           368,700      844,643
    Siam Cement PCL (The)(6609906)                         172,700    2,712,912
    Siam Cement PCL (The)(6609928)                         230,100    3,614,598
    Siam City Cement PCL                                   126,567    1,087,054
    Siam Commercial Bank PCL (The)                       1,045,966    5,259,887
    Siam Global House PCL                                2,083,808    1,131,058
    Srisawad Corp. PCL                                     587,000    1,180,747
    Star Petroleum Refining PCL                          4,020,900    2,143,966
    Thai Oil PCL                                         1,864,000    6,100,255
    Thai Union Group PCL Class F                         2,631,740    1,739,368
    Thanachart Capital PCL                               1,561,000    2,940,581
    Tisco Financial Group PCL                              403,600    1,140,441
    TMB Bank PCL                                        22,306,800    2,065,444
*   Total Access Communication PCL(B1YWK08)              1,459,300    2,294,717
*   Total Access Communication PCL(B231MK7)                551,500      867,221
    TPI Polene PCL                                       2,826,900      193,153
*   True Corp. PCL                                      22,033,631    4,748,627
    TTW PCL                                                581,700      245,161
    WHA Corp. PCL                                        3,611,100      486,553
                                                                   ------------
TOTAL THAILAND                                                      196,920,874
                                                                   ------------
TURKEY -- (1.3%)
    Akbank Turk A.S.                                     1,856,658    5,381,394
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.            248,847    1,844,612
    Arcelik A.S.                                           356,121    1,804,367
    Aselsan Elektronik Sanayi Ve Ticaret A.S.               93,060      822,795
    BIM Birlesik Magazalar A.S.                            342,629    6,829,903
    Coca-Cola Icecek A.S.                                  163,722    1,566,124
    Enka Insaat ve Sanayi A.S.                             589,794      885,925
    Eregli Demir ve Celik Fabrikalari TAS                2,461,933    6,509,193
    Ford Otomotiv Sanayi A.S.                              126,138    2,013,645
    KOC Holding A.S.                                     1,011,450    4,921,592
    Petkim Petrokimya Holding A.S.                       1,186,034    2,504,917
    TAV Havalimanlari Holding A.S.                         393,004    2,312,761
    Tofas Turk Otomobil Fabrikasi A.S.                     212,178    1,796,989
    Tupras Turkiye Petrol Rafinerileri A.S.                248,087    7,609,810
*   Turk Hava Yollari AO                                 1,388,193    6,081,960
*   Turk Telekomunikasyon A.S.                             802,767    1,350,433
    Turkcell Iletisim Hizmetleri A.S.                    1,578,005    6,548,454
    Turkcell Iletisim Hizmetleri A.S. ADR                   73,838      771,607
    Turkiye Garanti Bankasi A.S.                         2,621,514    8,551,625
    Turkiye Halk Bankasi A.S.                              842,119    2,266,715
    Turkiye Is Bankasi Class C                           4,082,355    8,722,995
    Turkiye Sise ve Cam Fabrikalari A.S.                 1,549,665    2,056,974
    Turkiye Vakiflar Bankasi TAO Class D                 1,917,769    3,829,330
    Ulker Biskuvi Sanayi A.S.                              244,375    1,543,133

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
#*  Yapi ve Kredi Bankasi A.S.                         1,248,055 $    1,544,401
                                                                 --------------
TOTAL TURKEY                                                         90,071,654
                                                                 --------------
TOTAL COMMON STOCKS                                               6,554,890,543
                                                                 --------------
PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Banco Bradesco SA                                  2,471,804     31,638,970
    Banco Bradesco SA ADR                                960,668     12,200,486
    Centrais Eletricas Brasileiras SA Class B            138,132      1,027,460
    Cia Brasileira de Distribuicao                       224,359      5,303,103
    Gerdau SA                                            833,721      3,773,427
    Itau Unibanco Holding SA                           4,057,827     66,590,076
    Lojas Americanas SA                                  336,338      1,786,110
*   Petroleo Brasileiro SA                             2,860,161     17,704,569
#*  Petroleo Brasileiro SA Sponsored ADR               1,299,604     16,102,094
    Telefonica Brasil SA                                 339,962      5,747,464
*   Usinas Siderurgicas de Minas Gerais SA Class A       469,000      1,748,336
                                                                 --------------
TOTAL BRAZIL                                                        163,622,095
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                      141,552        690,288
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                  188,601      2,118,608
    Bancolombia SA                                        30,330        346,904
    Grupo Argos SA                                        44,067        281,358
    Grupo Aval Acciones y Valores SA                   4,099,193      1,841,607
    Grupo de Inversiones Suramericana SA                 121,138      1,632,250
                                                                 --------------
TOTAL COLOMBIA                                                        6,220,727
                                                                 --------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                           407,394         90,933
                                                                 --------------
TOTAL PREFERRED STOCKS                                              170,624,043
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18            38,080             --
                                                                 --------------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18             3,000         17,122
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)             89,360        126,516

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
INDIA -- (Continued)
*     TATA Steel, Ltd. Rights 02/28/18(BG026Z4)          178,720 $      548,071
                                                                 --------------
TOTAL INDIA                                                             691,709
                                                                 --------------
MALAYSIA -- (0.0%)
*     Sunway Bhd Warrants 10/03/24                       346,323         49,313
                                                                 --------------
PHILIPPINES -- (0.0%)
*     Robinson Land Co. Rights 02/08/18                  744,982         39,210
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Hyundai Heavy Industries Co., Ltd. Rights
        03/09/18                                           9,645        298,061
*     Mirae Asset Daewoo Co., Ltd. Rights 02/22/18        64,827             --
                                                                 --------------
TOTAL SOUTH KOREA                                                       298,061
                                                                 --------------
TAIWAN -- (0.0%)
*     Casetek Holdings, Ltd. Rights 02/05/18              58,709         31,222
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                 1,109,515
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,726,624,101
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund                  20,502,080    237,229,564
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,082,506,147)^^            $6,963,853,665
                                                                 ==============

At January 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
   DESCRIPTION      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
------------------  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging
  Markets Index(R)     478     03/16/18  $28,700,057 $30,061,420   $1,361,363
                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                  $28,700,057 $30,061,420   $1,361,363
                                         =========== ===========   ==========

THE EMERGING MARKETS SERIES
CONTINUED



Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Brazil                  $  101,681,212 $  258,083,391   --    $  359,764,603
   Chile                       51,045,364     48,772,821   --        99,818,185
   China                      279,452,944    885,481,144   --     1,164,934,088
   Colombia                    28,306,162             --   --        28,306,162
   Czech Republic                      --     14,000,909   --        14,000,909
   Egypt                          602,015      6,392,721   --         6,994,736
   Greece                              --     18,703,071   --        18,703,071
   Hungary                             --     31,726,637   --        31,726,637
   India                       32,388,675    786,025,617   --       818,414,292
   Indonesia                    5,912,878    173,311,377   --       179,224,255
   Malaysia                     5,483,376    194,292,186   --       199,775,562
   Mexico                     265,860,958             --   --       265,860,958
   Peru                        20,940,483             --   --        20,940,483
   Philippines                  1,968,734     89,987,507   --        91,956,241
   Poland                              --    122,660,339   --       122,660,339
   Russia                       5,853,111    104,677,030   --       110,530,141
   South Africa                61,019,288    523,301,534   --       584,320,822
   South Korea                 39,054,136  1,102,990,356   --     1,142,044,492
   Taiwan                      94,647,908    913,274,131   --     1,007,922,039
   Thailand                   196,920,874             --   --       196,920,874
   Turkey                         771,607     89,300,047   --        90,071,654
Preferred Stocks
   Brazil                      28,302,580    135,319,515   --       163,622,095
   Chile                               --        690,288   --           690,288
   Colombia                     6,220,727             --   --         6,220,727
   Malaysia                        90,933             --   --            90,933
Rights/Warrants
   India                               --        691,709   --           691,709
   Malaysia                            --         49,313   --            49,313
   Philippines                         --         39,210   --            39,210
   South Korea                         --        298,061   --           298,061
   Taiwan                              --         31,222   --            31,222
Securities Lending
  Collateral                           --    237,229,564   --       237,229,564
Futures Contracts**             1,361,363             --   --         1,361,363
                           -------------- --------------   --    --------------
TOTAL                      $1,227,885,328 $5,737,329,700   --    $6,965,215,028
                           ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                           SHARES     VALUE++
                                                          --------- -----------
 COMMON STOCKS -- (92.2%)

 BRAZIL -- (6.8%)
     AES Tiete Energia SA(BZ8W2J5)                              878 $       686
     AES Tiete Energia SA(BZ8W2L7)                        2,010,997   7,880,951
 *   Aliansce Shopping Centers SA                           954,877   5,462,305
     Alupar Investimento SA                               1,035,302   6,031,445
     Arezzo Industria e Comercio SA                         434,735   8,157,062
 *   B2W Cia Digital                                      1,578,484  10,545,029
     BR Malls Participacoes SA                            7,687,922  30,993,886
     BR Properties SA                                       683,553   2,376,161
 *   Brasil Brokers Participacoes SA                      2,855,468     877,852
     BrasilAgro - Co. Brasileira de Propriedades
       Agricolas                                            209,942     882,445
     Cia de Locacao das Americas                             55,100     410,939
     Cia de Saneamento de Minas Gerais-COPASA               638,992   9,054,792
 *   Cia Energetica de Minas Gerais                         177,889     386,690
     Cia Hering                                           1,540,736  10,811,066
     Cia Paranaense de Energia                              151,600   1,032,059
 #   Cia Paranaense de Energia Sponsored ADR                127,664     989,396
 *   Cia Siderurgica Nacional SA                          4,532,630  15,658,935
 *   Construtora Tenda SA                                   385,835   2,705,286
 *   Cosan Logistica SA                                     334,862   1,053,217
     CSU Cardsystem SA                                      104,335     388,334
     CVC Brasil Operadora e Agencia de Viagens SA           312,586   5,409,092
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes                                      2,696,667  12,686,863
     Cyrela Commercial Properties SA Empreendimentos e
       Participacoes                                         41,900     135,715
     Dimed SA Distribuidora da Medicamentos                   1,100     143,941
 *   Direcional Engenharia SA                             1,125,009   2,312,911
     Duratex SA                                           3,220,733  10,313,229
     EcoRodovias Infraestrutura e Logistica SA            2,475,007   8,848,472
     EDP - Energias do Brasil SA                          3,335,614  14,363,766
     Eletropaulo Metropolitana Eletricidade de Sao Paulo
       SA                                                 1,033,299   4,573,543
     Embraer SA                                             131,784     827,968
     Embraer SA Sponsored ADR                               397,127  10,027,457
     Energisa SA                                            246,731   2,364,327
 *   Eneva SA                                                42,900     186,294
     Equatorial Energia SA                                1,951,558  42,902,020
     Estacio Participacoes SA                             3,387,190  37,224,550
 *   Eternit SA                                           1,383,778     434,212
 *   Even Construtora e Incorporadora SA                  2,184,488   4,288,557
     Ez Tec Empreendimentos e Participacoes SA              796,942   5,572,151
     Fleury SA                                            1,463,812  13,788,268
     Fras-Le SA                                             161,760     277,364
     GAEC Educacao SA                                       285,200   2,459,997
 *   Gafisa SA(2479619)                                     111,555     602,014
 *   Gafisa SA(BDFJWY0)                                      82,321     395,585
 #   Gafisa SA ADR                                           73,263     800,032
 #*  Gol Linhas Aereas Inteligentes SA ADR                  251,292   2,844,625
     Grendene SA                                            922,817   8,471,097
     Guararapes Confeccoes SA                                83,800   4,152,149
 *   Helbor Empreendimentos SA                            2,569,948   1,598,696
     Iguatemi Empresa de Shopping Centers SA                857,995  11,596,252
     Industrias Romi SA                                       4,200      10,679
     International Meal Co. Alimentacao SA                1,051,095   3,098,362

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 BRAZIL -- (Continued)
     Iochpe Maxion SA                                     1,140,852 $ 8,524,290
 *   JHSF Participacoes SA                                  739,147     441,148
 *   JSL SA                                                 584,907   1,483,607
 *   Kepler Weber SA                                        135,346     700,024
 *   Light SA                                               723,407   3,767,004
     Linx SA                                              1,014,636   6,752,095
     Localiza Rent a Car SA                               3,750,734  30,325,168
 *   LPS Brasil Consultoria de Imoveis SA                    49,579      89,624
     Magazine Luiza SA                                       18,525     492,232
     Magnesita Refratarios SA                               371,991   6,420,629
     Mahle-Metal Leve SA                                    500,114   3,869,110
     Marcopolo SA                                           304,400     314,112
 *   Marfrig Global Foods SA                              2,412,440   5,159,839
 *   Marisa Lojas SA                                        768,020   1,929,438
 *   Mills Estruturas e Servicos de Engenharia SA           984,608   1,376,109
     Minerva SA                                           1,003,369   3,034,137
     MRV Engenharia e Participacoes SA                    2,678,860  12,748,420
     Multiplus SA                                           454,184   5,023,613
     Natura Cosmeticos SA                                    58,918     645,704
     Odontoprev SA                                        2,594,796  13,545,914
 *   Paranapanema SA                                      1,206,043     594,574
 *   Petro Rio SA                                            29,200     809,453
     Porto Seguro SA                                        691,743   9,591,959
     Portobello SA                                          733,551   1,292,022
 *   Profarma Distribuidora de Produtos Farmaceuticos SA     46,468     102,998
 *   Prumo Logistica SA                                     337,578   1,190,399
     QGEP Participacoes SA                                  845,794   2,668,584
     Qualicorp SA                                         2,251,805  21,631,075
 *   Renova Energia SA                                       11,700      22,179
 *   Restoque Comercio e Confeccoes de Roupas SA            136,181   1,320,808
 *   RNI Negocios Imobiliarios SA                           113,038     215,679
 *   Rumo SA                                              1,519,174   6,805,452
 *   Santos Brasil Participacoes SA                       2,613,040   2,889,073
     Sao Carlos Empreendimentos e Participacoes SA           72,709     930,247
     Sao Martinho SA                                      1,514,386   8,952,657
     Ser Educacional SA                                     440,617   4,589,368
     SLC Agricola SA                                        632,873   6,236,721
     Smiles Fidelidade SA                                   505,800  13,041,893
     Sonae Sierra Brasil SA                                 257,946   1,973,169
 *   Springs Global Participacoes SA                         78,500     292,297
     Sul America SA                                       2,893,754  18,441,750
     T4F Entretenimento SA                                  217,400     494,512
     Technos SA                                             286,300     335,141
 *   Tecnisa SA                                           1,488,036     952,804
     Tegma Gestao Logistica SA                              217,302   1,491,197
 *   Terra Santa Agro SA                                      4,000      17,338
     Totvs SA                                             1,043,026  10,637,432
 *   TPI - Triunfo Participacoes e Investimentos SA         329,501     387,875
     Transmissora Alianca de Energia Eletrica SA          2,006,218  12,693,224
     Tupy SA                                                370,389   2,104,610
 *   Usinas Siderurgicas de Minas Gerais SA                  42,600     188,676
     Valid Solucoes e Servicos de Seguranca em Meios de
       Pagamento e Identificacao SA                         778,475   4,985,727

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Via Varejo SA(B7VY430)                                 205,862 $    522,319
    Via Varejo SA(BGSHPP4)                               1,547,219   13,168,115
    Wiz Solucoes e Corretagem de Seguros SA                404,644    1,736,065
                                                                   ------------
TOTAL BRAZIL                                                        588,358,333
                                                                   ------------
CHILE -- (1.7%)
    AES Gener SA                                         4,463,882    1,432,329
    Banmedica SA                                         1,875,586    6,526,122
    Banvida SA                                              28,774       23,888
    Besalco SA                                           2,961,810    3,531,493
    CAP SA                                                 723,515    9,366,061
    Cementos BIO BIO SA                                    352,724      529,758
*   Cia Pesquera Camanchaca SA                             172,284       16,547
*   Cia Sud Americana de Vapores SA                    166,163,658    8,651,570
    Clinica LAS Condes SA                                    1,421       82,798
    Cristalerias de Chile SA                               130,323    1,439,336
    Embotelladora Andina SA Class B ADR                     31,239      907,493
    Empresa Nacional de Telecomunicaciones SA              852,516   10,187,408
*   Empresas AquaChile SA                                1,421,706      859,933
    Empresas Hites SA                                    1,227,475    1,528,607
*   Empresas La Polar SA                                19,698,286    2,131,245
    Engie Energia Chile SA                               5,861,193   13,003,180
*   Enjoy SA                                             2,562,139      263,491
    Forus SA                                               842,435    3,843,370
    Grupo Security SA                                    5,667,773    3,064,914
    Hortifrut SA                                            17,837       66,640
    Instituto de Diagnostico SA                              1,674       12,093
    Inversiones Aguas Metropolitanas SA                  3,924,359    7,753,218
    Inversiones La Construccion SA                         308,024    6,398,044
*   Masisa SA                                           19,436,071    1,532,245
    Multiexport Foods SA                                 4,418,816    2,038,095
    Parque Arauco SA                                     6,290,103   20,728,406
    PAZ Corp. SA                                         1,318,253    2,455,773
    Ripley Corp. SA                                      9,400,766   11,137,233
    Salfacorp SA                                         3,382,346    6,964,935
    Sigdo Koppers SA                                       912,967    1,927,571
    Sociedad Matriz SAAM SA                             38,537,551    4,249,204
    Socovesa SA                                          3,073,950    2,171,270
    Sonda SA                                             3,121,469    6,476,576
    Vina Concha y Toro SA                                4,492,052    9,987,839
    Vina San Pedro Tarapaca SA                           1,866,636       24,813
                                                                   ------------
TOTAL CHILE                                                         151,313,498
                                                                   ------------
CHINA -- (16.0%)
*   21Vianet Group, Inc. ADR                               526,616    4,797,472
#   361 Degrees International, Ltd.                      5,552,000    2,020,148
#*  3SBio, Inc.                                          4,617,500    9,423,650
#*  500.com, Ltd. Class A ADR                              133,502    1,668,775
#*  51job, Inc. ADR                                        117,722    8,251,135
*   A8 New Media Group, Ltd.                             5,228,000      341,196
*   Advanced Semiconductor Manufacturing Corp., Ltd.
      Class H                                            1,112,000      121,918
#   Agile Group Holdings, Ltd.                           5,011,500    8,978,732

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 CHINA -- (Continued)
     Ajisen China Holdings, Ltd.                           4,260,000 $2,060,452
 *   AKM Industrial Co., Ltd.                              2,130,000    513,947
 #*  Alibaba Pictures Group, Ltd.                         36,690,000  5,107,361
     AMVIG Holdings, Ltd.                                  2,508,000    660,342
     Anhui Expressway Co., Ltd. Class H                    2,770,000  2,305,506
 #*  Anton Oilfield Services Group                        12,730,000  1,863,482
 *   Anxin-China Holdings, Ltd.                           16,347,000    150,876
 *   Aowei Holdings, Ltd.                                  1,833,000    491,419
 *   Art Group Holdings, Ltd.                                320,000     18,035
     Asia Cement China Holdings Corp.                      3,016,500  1,229,758
 #*  Asian Citrus Holdings, Ltd.                           2,314,000     33,278
     ATA, Inc. ADR                                             1,400      7,014
     Ausnutria Dairy Corp., Ltd.                             969,000    639,878
 #*  AVIC International Holding HK, Ltd.                  24,764,000  1,680,593
     AVIC International Holdings, Ltd. Class H             1,960,000  1,699,057
     AviChina Industry & Technology Co., Ltd. Class H     12,279,000  6,577,407
     BAIOO Family Interactive, Ltd.                        5,960,000    380,251
     Bank of Chongqing Co., Ltd. Class H                   2,259,500  2,075,585
     Bank of Zhengzhou Co., Ltd. Class H                      14,000      8,423
 *   Baofeng Modern International Holdings Co., Ltd.         234,000     15,553
 *   Baoye Group Co., Ltd. Class H                         1,758,000  1,237,757
 #*  Baozun, Inc. Sponsored ADR                              136,671  5,323,335
     BBI Life Sciences Corp.                                 754,500    338,315
     Beijing Capital Land, Ltd. Class H                    8,706,500  5,677,010
 #*  Beijing Enterprises Clean Energy Group, Ltd.         43,908,570  1,457,007
 *   Beijing Enterprises Environment Group, Ltd.             625,000     87,769
 #*  Beijing Enterprises Medical & Health Group, Ltd.     27,882,000  1,532,762
     Beijing Jingneng Clean Energy Co., Ltd. Class H      10,584,000  2,995,156
 #   Beijing North Star Co., Ltd. Class H                  6,030,000  2,376,960
 #*  Beijing Properties Holdings, Ltd.                     9,870,000    403,006
     Beijing Urban Construction Design & Development
       Group Co., Ltd. Class H                             1,832,000  1,115,689
 #   Best Pacific International Holdings, Ltd.             2,058,000  1,227,658
 *   Besunyen Holdings Co., Ltd.                           1,155,000     87,054
 #*  BII Railway Transportation Technology Holdings Co.,
       Ltd.                                                1,960,000    167,576
     Billion Industrial Holdings, Ltd.                        64,000     82,063
 #*  Bitauto Holdings, Ltd. ADR                              175,017  6,088,841
 #*  Boer Power Holdings, Ltd.                             2,784,000    643,126
     Bosideng International Holdings, Ltd.                20,196,000  1,854,785
 #*  Boyaa Interactive International, Ltd.                 2,971,000  1,240,065
     Brilliant Circle Holdings International, Ltd.           250,000     35,366
 *   C C Land Holdings, Ltd.                              15,400,015  3,517,014
 #*  C.banner International Holdings, Ltd.                 4,396,000  1,427,488
     Cabbeen Fashion, Ltd.                                 1,566,000    449,369
 #   Canvest Environmental Protection Group Co., Ltd.      4,729,000  2,738,549
 *   Capital Environment Holdings, Ltd.                   19,708,000    778,273
 #*  CAR, Inc.                                             5,982,000  4,956,050
 #*  Carnival Group International Holdings, Ltd.          13,740,000    632,091
     Carrianna Group Holdings Co., Ltd.                    2,031,257    288,198
 *   CECEP COSTIN New Materials Group, Ltd.                4,494,000     64,630
 #*  Central China Real Estate, Ltd.                       6,460,626  3,224,191
 #   Central China Securities Co., Ltd. Class H            4,305,000  1,891,139
 *   Century Sunshine Group Holdings, Ltd.                12,725,000    422,153
 #*  CGN Meiya Power Holdings Co., Ltd.                    8,924,000  1,279,795

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Changshouhua Food Co., Ltd.                           1,773,000 $   877,302
#*  Changyou.com, Ltd. ADR                                   79,825   2,456,215
#   Chaowei Power Holdings, Ltd.                          4,529,000   2,573,604
*   Cheetah Mobile, Inc. ADR                                205,689   3,408,267
*   Chigo Holding, Ltd.                                  20,666,000     302,744
#*  Chiho Environmental Group Ltd                         1,632,000     876,622
#   China Aerospace International Holdings, Ltd.         17,454,500   2,100,518
    China Agri-Industries Holdings, Ltd.                 14,885,800   6,911,284
#   China Aircraft Leasing Group Holdings, Ltd.           1,455,500   1,527,834
    China All Access Holdings, Ltd.                       6,234,000   1,911,368
    China Aluminum Cans Holdings, Ltd.                      432,000      54,119
*   China Animal Healthcare, Ltd.                         3,671,000     291,757
#   China Animation Characters Co., Ltd.                  5,212,000   1,917,243
    China Aoyuan Property Group, Ltd.                     8,910,000   7,834,553
*   China Beidahuang Industry Group Holdings, Ltd.        1,744,000      80,206
    China BlueChemical, Ltd. Class H                     12,878,000   4,632,657
*   China Chengtong Development Group, Ltd.               2,628,000     166,199
*   China City Infrastructure Group, Ltd.                 1,220,000      64,594
    China Communications Services Corp., Ltd. Class H    15,302,000   9,693,442
    China Conch Venture Holdings, Ltd.                    4,881,500  13,655,146
    China Datang Corp. Renewable Power Co., Ltd. Class H 15,306,000   1,971,622
*   China Daye Non-Ferrous Metals Mining, Ltd.            7,434,000     102,167
    China Distance Education Holdings, Ltd. ADR               4,300      41,538
    China Dongxiang Group Co., Ltd.                      24,303,985   4,939,566
#*  China Dynamics Holdings, Ltd.                        10,040,000     200,895
#   China Electronics Huada Technology Co., Ltd.          5,858,000     982,942
#   China Electronics Optics Valley Union Holding Co.,
      Ltd.                                               13,912,000   1,243,014
#*  China Energine International Holding, Ltd.            6,166,000     306,309
    China Everbright, Ltd.                                6,106,000  15,022,900
*   China Fiber Optic Network System Group, Ltd.          9,639,999     161,803
    China Financial Services Holdings, Ltd.               7,270,000     614,076
*   China Fire Safety Enterprise Group, Ltd.              8,890,000     442,274
#   China Foods, Ltd.                                     7,158,000   3,857,399
*   China Glass Holdings, Ltd.                            4,632,000     472,113
#*  China Grand Pharmaceutical and Healthcare Holdings,
      Ltd. Class A                                        3,560,000   2,232,472
    China Greenfresh Group Co., Ltd.                      2,687,000     446,063
#   China Greenland Broad Greenstate Group Co., Ltd.      5,628,000     879,104
    China Hanking Holdings, Ltd.                          4,234,000     640,841
#*  China Harmony New Energy Auto Holding, Ltd.           6,001,000   4,401,668
*   China High Precision Automation Group, Ltd.           1,289,000      37,693
#   China High Speed Transmission Equipment Group Co.,
      Ltd.                                                2,578,000   4,541,058
#*  China Huiyuan Juice Group, Ltd.                       4,929,500   1,466,065
*   China ITS Holdings Co., Ltd.                          3,835,412     234,893
#   China Jinmao Holdings Group, Ltd.                    27,318,300  17,782,977
    China Lesso Group Holdings, Ltd.                      7,387,000   5,756,099
    China Lilang, Ltd.                                    3,645,000   3,291,315
*   China Logistics Property Holdings Co., Ltd.             384,000     122,634
#*  China Longevity Group Co., Ltd.                       1,076,350      35,362
#*  China LotSynergy Holdings, Ltd.                      36,860,000     829,187
    China Machinery Engineering Corp. Class H             6,714,000   4,401,546
    China Maple Leaf Educational Systems, Ltd.            4,134,000   5,169,004
    China Medical System Holdings, Ltd.                   6,629,500  14,190,581
    China Meidong Auto Holdings, Ltd.                     2,036,000     727,950

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Merchants Land, Ltd.                           10,510,000 $ 2,064,549
*   China Modern Dairy Holdings, Ltd.                     1,713,000     327,698
#   China National Building Material Co., Ltd. Class H   21,806,000  23,136,122
    China National Materials Co., Ltd. Class H            8,937,000   8,061,764
#*  China New Town Development Co., Ltd.                 11,720,648     464,406
#   China NT Pharma Group Co., Ltd.                       5,549,000   1,258,867
*   China Nuclear Energy Technology Corp., Ltd.           3,192,000     604,550
#*  China Oceanwide Holdings, Ltd.                        4,994,000     357,376
    China Oil & Gas Group, Ltd.                          32,738,000   3,294,884
#*  China Online Education Group ADR                         11,484     137,808
#   China Oriental Group Co., Ltd.                        3,590,000   2,790,536
*   China Outfitters Holdings, Ltd.                          24,000         893
#   China Overseas Grand Oceans Group, Ltd.              13,020,750   8,150,088
    China Overseas Property Holdings, Ltd.               10,065,000   3,861,943
    China Pioneer Pharma Holdings, Ltd.                   3,284,000   1,065,203
#   China Power Clean Energy Development Co., Ltd.        3,760,499   2,332,272
#   China Power International Development, Ltd.          29,387,333   8,018,976
*   China Properties Group, Ltd.                          2,751,000     613,784
*   China Rare Earth Holdings, Ltd.                       8,316,799     605,898
    China Resources Cement Holdings, Ltd.                17,538,000  13,193,789
#   China Resources Phoenix Healthcare Holdings Co.,
      Ltd.                                                3,464,000   5,007,717
#*  China Ruifeng Renewable Energy Holdings, Ltd.         5,192,000     438,113
*   China Rundong Auto Group, Ltd.                          134,000      57,030
*   China Saite Group Co., Ltd.                           1,632,000     111,902
    China Sanjiang Fine Chemicals Co., Ltd.               5,457,000   2,354,773
    China SCE Property Holdings, Ltd.                    10,374,200   5,575,708
#*  China Shengmu Organic Milk, Ltd.                      8,727,000   1,360,553
    China Shineway Pharmaceutical Group, Ltd.             2,378,200   2,927,298
    China Silver Group, Ltd.                              7,396,000   2,099,717
#   China Singyes Solar Technologies Holdings, Ltd.       4,487,040   1,832,142
#   China South City Holdings, Ltd.                      21,742,000   6,546,111
    China Starch Holdings, Ltd.                           7,990,000     325,075
    China Sunshine Paper Holdings Co., Ltd.               1,758,500     534,274
    China Suntien Green Energy Corp., Ltd. Class H       11,084,000   2,753,068
*   China Taifeng Beddings Holdings, Ltd.                 1,336,000      34,584
#   China Tian Lun Gas Holdings, Ltd.                     1,747,500   1,359,850
    China Traditional Chinese Medicine Holdings Co.,
      Ltd.                                               12,676,000   8,338,428
    China Travel International Investment Hong Kong,
      Ltd.                                               17,251,900   6,357,022
#   China Vast Industrial Urban Development Co., Ltd.     1,112,000     563,804
#   China Water Affairs Group, Ltd.                       6,844,000   6,447,836
#*  China Water Industry Group, Ltd.                      8,460,000   1,794,738
    China Wood Optimization Holding, Ltd.                 2,376,000     611,194
    China XLX Fertiliser, Ltd.                            1,841,000     838,549
#*  China Yurun Food Group, Ltd.                         11,960,000   1,770,694
#   China ZhengTong Auto Services Holdings, Ltd.          6,284,000   6,373,489
#   China Zhongwang Holdings, Ltd.                       10,812,000   6,207,509
#   Chinasoft International, Ltd.                        15,102,000  10,648,662
    Chongqing Machinery & Electric Co., Ltd. Class H      8,914,000     943,065
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                      2,662,000     282,750
    Chu Kong Shipping Enterprise Group Co., Ltd.          1,124,000     296,568
#   CIFI Holdings Group Co., Ltd.                        19,426,000  16,688,845
#*  CIMC Enric Holdings, Ltd.                             5,278,000   5,793,929
*   CITIC Dameng Holdings, Ltd.                           5,981,000     396,944

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#   CITIC Resources Holdings, Ltd.                       17,636,600 $ 1,934,262
#   Citychamp Watch & Jewellery Group, Ltd.              11,676,000   2,772,981
    Clear Media, Ltd.                                       368,000     330,765
*   Coastal Greenland, Ltd.                               5,286,000     244,612
#   Cogobuy Group                                         3,687,000   2,223,183
#   Colour Life Services Group Co., Ltd.                  1,837,000   1,233,636
#   Comba Telecom Systems Holdings, Ltd.                 10,949,338   1,914,227
*   Comtec Solar Systems Group, Ltd.                      4,958,000     177,408
    Concord New Energy Group, Ltd.                       39,344,964   1,905,633
    Consun Pharmaceutical Group, Ltd.                     2,863,000   3,240,175
#*  Coolpad Group, Ltd.                                  20,467,606     409,352
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                             9,210,000   5,293,298
#   COSCO SHIPPING International Hong Kong Co., Ltd.      3,777,000   1,585,254
    COSCO SHIPPING Ports, Ltd.                            8,568,469   8,953,852
*   Coslight Technology International Group Co., Ltd.     1,168,000     442,770
#   Cosmo Lady China Holdings Co., Ltd.                   4,637,000   1,822,995
    CP Pokphand Co., Ltd.                                42,714,594   3,381,555
    CPMC Holdings, Ltd.                                   2,311,000   1,936,559
#   CRCC High-Tech Equipment Corp., Ltd. Class H          3,203,000     918,446
#   CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H                                          732,000   1,156,563
#   CT Environmental Group, Ltd.                         21,818,000   4,232,583
#*  CWT International, Ltd.                              24,080,000   1,004,415
*   Cybernaut International Holdings Co., Ltd.              592,000      21,568
#   Da Ming International Holdings, Ltd.                    880,000     349,576
*   DaChan Food Asia, Ltd.                                1,523,955     107,079
    Dah Chong Hong Holdings, Ltd.                         6,350,000   3,203,101
#   Dalian Port PDA Co., Ltd. Class H                     4,338,400     802,755
*   Daphne International Holdings, Ltd.                   7,022,000     465,284
    Dawnrays Pharmaceutical Holdings, Ltd.                3,467,943   1,988,876
#*  DBA Telecommunication Asia Holdings, Ltd.               876,000       7,346
#*  Differ Group Holding Co., Ltd.                       11,690,000     910,419
#*  Digital China Holdings, Ltd.                          7,886,500   4,700,941
*   Dongfang Electric Corp., Ltd. Class H                 2,218,000   2,115,721
#   Dongjiang Environmental Co., Ltd. Class H             1,269,775   1,798,475
    Dongyue Group, Ltd.                                   6,260,000   5,485,641
    Dragon Crown Group Holdings, Ltd.                        62,000       8,700
#   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                             3,319,000   1,874,126
#*  Dynasty Fine Wines Group, Ltd.                        1,614,000      55,707
    E-Commodities Holdings, Ltd.                          8,448,000     938,786
#*  eHi Car Services, Ltd. Sponsored ADR                    128,861   1,519,271
    Embry Holdings, Ltd.                                    473,000     167,118
    Essex Bio-technology, Ltd.                              154,000     110,205
    EVA Precision Industrial Holdings, Ltd.               5,156,435     779,694
*   EverChina International Holdings Co., Ltd.           13,120,000     300,430
    Evergreen International Holdings, Ltd.                  860,000      71,338
#*  Fang Holdings, Ltd. ADR                                 448,178   2,339,489
    Fantasia Holdings Group Co., Ltd.                    16,954,500   3,107,368
    Far East Horizon, Ltd.                               10,901,000  11,719,875
#*  Feiyu Technology International Co., Ltd.              1,878,000     225,296
#   First Tractor Co., Ltd. Class H                       2,469,176   1,046,694
#*  Forgame Holdings, Ltd.                                  282,300     332,199
    Fu Shou Yuan International Group, Ltd.                5,805,000   5,201,605
    Fufeng Group, Ltd.                                    8,537,600   6,223,183

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#*  Fuguiniao Co., Ltd. Class H                           2,430,200 $   226,007
#   Future Land Development Holdings, Ltd.               13,022,000  12,747,955
#*  GCL-Poly Energy Holdings, Ltd.                       85,046,000  14,625,598
    Gemdale Properties & Investment Corp., Ltd.          19,344,000   2,829,892
#   Genscript Biotech Corp.                               1,058,000   3,854,467
*   Glorious Property Holdings, Ltd.                     21,070,501   2,365,033
#   Golden Eagle Retail Group, Ltd.                       3,418,000   4,333,078
*   Golden Meditech Holdings, Ltd.                          356,000      62,203
    Golden Throat Holdings Group Co., Ltd.                1,011,500     232,028
    Golden Wheel Tiandi Holdings Co., Ltd.                  156,000      16,778
    Goldlion Holdings, Ltd.                               1,872,962     752,126
    Goldpac Group, Ltd.                                   2,369,000     675,845
#   GOME Retail Holdings, Ltd.                           84,442,000  10,697,260
    Good Friend International Holdings, Inc.                398,667     114,382
#*  Grand Baoxin Auto Group, Ltd.                         2,677,492   1,202,539
#   Greatview Aseptic Packaging Co., Ltd.                 7,310,000   5,238,668
    Greenland Hong Kong Holdings, Ltd.                    7,312,000   4,144,332
#   Greentown China Holdings, Ltd.                        5,689,148   9,924,254
    Greentown Service Group Co., Ltd.                       464,000     383,707
#*  Ground International Development, Ltd.                  355,000      82,679
*   Guangdong Land Holdings, Ltd.                         4,762,800   1,079,566
    Guangdong Yueyun Transportation Co., Ltd. Class H     1,342,000     881,922
#   Guangshen Railway Co., Ltd. Class H                   1,542,000   1,030,094
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                             4,485,000     320,563
    Guolian Securities Co., Ltd. Class H                  1,549,000     731,327
#   Guorui Properties, Ltd.                               2,699,000     802,567
*   Haichang Ocean Park Holdings, Ltd.                    5,418,000   1,350,139
#*  Hailiang Education Group, Inc. ADR                        9,040     421,264
    Haitian International Holdings, Ltd.                  4,300,000  13,501,091
*   Hanergy Thin Film Power Group, Ltd.                  17,084,000      91,650
*   Harbin Bank Co., Ltd. Class H                         1,219,000     402,727
    Harbin Electric Co., Ltd. Class H                     5,181,413   2,171,199
#   Harmonicare Medical Holdings, Ltd.                    2,367,000     859,498
#   HC International, Inc.                                3,107,000   2,326,402
*   Health and Happiness H&H International Holdings,
      Ltd.                                                1,486,500  10,463,495
    Henderson Investment, Ltd.                            1,619,000     138,823
*   Heng Tai Consumables Group, Ltd.                      2,515,000     205,902
    Hengdeli Holdings, Ltd.                              17,837,399     987,403
*   Hi Sun Technology China, Ltd.                        12,699,000   2,587,243
    Hilong Holding, Ltd.                                  6,492,000   1,346,117
    Hisense Kelon Electrical Holdings Co., Ltd. Class H   2,340,000   3,201,658
    HKC Holdings, Ltd.                                    1,424,577   1,061,769
    HNA Infrastructure Co., Ltd. Class H                    793,000     791,731
*   Honghua Group, Ltd.                                  19,282,000   2,356,643
    Honworld Group, Ltd.                                  1,162,000     568,030
    Hopefluent Group Holdings, Ltd.                       1,619,670     838,029
    Hopewell Highway Infrastructure, Ltd.                 3,432,000   2,104,307
    Hopson Development Holdings, Ltd.                     4,514,000   4,740,818
#   HOSA International, Ltd.                              4,668,000   1,686,996
#*  Hua Han Health Industry Holdings, Ltd.               25,871,698   1,314,644
    Hua Hong Semiconductor, Ltd.                          2,146,000   4,274,587
    Huadian Fuxin Energy Corp., Ltd. Class H             18,354,000   4,824,380
*   Huajun Holdings, Ltd.                                   112,000       7,600

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Huaneng Renewables Corp., Ltd. Class H               29,224,000 $10,100,387
    Huaxi Holdings Co., Ltd.                                412,000     141,606
    Huazhang Technology Holding, Ltd.                       432,000     235,481
#*  Hydoo International Holding, Ltd.                     2,570,000     230,901
#*  IMAX China Holding, Inc.                                722,500   1,859,857
#   Inner Mongolia Yitai Coal Co., Ltd. Class H             139,600     208,863
#   Jiangnan Group, Ltd.                                 11,392,000     814,606
#*  Jiayuan International Group, Ltd.                     1,920,000   1,913,043
#*  Jinchuan Group International Resources Co., Ltd.      7,728,000   1,446,741
*   JinkoSolar Holding Co., Ltd. ADR                        155,767   3,461,143
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                      305,000     201,151
    JNBY Design, Ltd.                                       724,500   1,093,577
    Joy City Property, Ltd.                              14,562,000   2,509,195
    Ju Teng International Holdings, Ltd.                  5,892,000   1,685,251
*   Jutal Offshore Oil Services, Ltd.                       420,000     127,677
    K Wah International Holdings, Ltd.                    6,490,952   4,656,766
*   Kai Yuan Holdings, Ltd.                              13,400,000      83,129
*   Kaisa Group Holdings, Ltd.                           17,438,000  11,047,136
    Kangda International Environmental Co., Ltd.          4,309,000     915,184
*   Kasen International Holdings, Ltd.                    4,399,000     776,104
    Kingboard Chemical Holdings, Ltd.                     3,720,921  20,359,866
    Kingboard Laminates Holdings, Ltd.                    5,858,500  10,291,482
#*  Kingdee International Software Group Co., Ltd.       15,099,200   9,820,922
#   Kingsoft Corp., Ltd.                                  3,885,000  13,256,657
*   Kong Sun Holdings, Ltd.                                 825,000      28,335
#*  Koradior Holdings, Ltd.                               1,008,000   1,042,448
#*  KuangChi Science, Ltd.                                3,036,000     876,267
    KWG Property Holding, Ltd.                           10,848,950  18,281,921
*   Labixiaoxin Snacks Group, Ltd.                        1,152,000      66,570
    Lai Fung Holdings, Ltd.                                 614,467   1,024,475
    Le Saunda Holdings, Ltd.                              2,049,799     357,312
#   Lee & Man Chemical Co., Ltd.                            998,785     797,034
    Lee & Man Paper Manufacturing, Ltd.                   2,441,000   2,866,667
    Lee's Pharmaceutical Holdings, Ltd.                   1,685,500   2,803,683
    Leoch International Technology, Ltd.                  2,642,000     465,188
#*  Leyou Technologies Holdings, Ltd.                     9,420,000   2,056,425
*   Li Ning Co., Ltd.                                    10,086,000   8,112,245
#*  Lianhua Supermarket Holdings Co., Ltd. Class H        3,009,600   1,067,963
#*  Lifestyle China Group, Ltd.                           1,309,500     389,600
#*  Lifetech Scientific Corp.                            16,038,000   4,227,833
    Livzon Pharmaceutical Group, Inc. Class H               707,434   5,828,896
#   Logan Property Holdings Co., Ltd.                     7,038,000  10,682,307
#*  LongiTech Smart Energy Holding, Ltd.                    614,000     168,385
    Lonking Holdings, Ltd.                               15,779,000   7,034,221
#   Luye Pharma Group, Ltd.                               9,943,500   8,863,345
*   Maanshan Iron & Steel Co., Ltd. Class H              13,188,000   7,068,329
    Maoye International Holdings, Ltd.                    8,664,000     901,302
*   MIE Holdings Corp.                                    1,662,000     114,341
#   MIN XIN Holdings, Ltd.                                  922,000     656,992
*   Mingfa Group International Co., Ltd.                  7,108,000     102,222
*   Mingyuan Medicare Development Co., Ltd.               6,950,000      38,292
    Minmetals Land, Ltd.                                 10,884,000   2,011,859
    Minth Group, Ltd.                                     2,051,000  11,549,373

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
 CHINA -- (Continued)
 *   MMG, Ltd.                                           16,230,999 $11,860,374
     MOBI Development Co., Ltd.                           1,014,000     152,723
     Mobile Internet China Holding, Ltd.                  4,050,000   1,060,752
 #   Modern Land China Co., Ltd.                          5,450,800   1,366,655
 *   Momo, Inc. Sponsored ADR                               124,321   3,919,841
 #*  Munsun Capital Group, Ltd.                          48,214,318     431,471
 #   Nan Hai Corp., Ltd.                                 14,450,000     431,238
 #*  National Agricultural Holdings, Ltd.                 3,714,000     105,922
 *   Nature Home Holding Co., Ltd.                          520,000      67,058
 #*  New Provenance Everlasting Holdings, Ltd. Class H    9,010,000     170,183
     New Universe Environmental Group, Ltd.                 300,000      22,147
 *   New World Department Store China, Ltd.               3,567,462     832,782
     Nexteer Automotive Group, Ltd.                       5,194,000  11,059,689
 #*  Noah Holdings, Ltd. Sponsored ADR                      121,711   6,013,741
 #*  North Mining Shares Co., Ltd.                       87,980,000   1,841,173
 #*  NQ Mobile, Inc. Class A ADR                            690,534   2,340,910
 #   NVC Lighting Holdings, Ltd.                          7,779,000     745,148
 #*  O-Net Technologies Group, Ltd.                       2,967,000   2,007,295
 #*  Ourgame International Holdings, Ltd.                 1,943,000     686,377
     Overseas Chinese Town Asia Holdings, Ltd.            1,364,183     650,025
 #*  Ozner Water International Holding, Ltd.              2,464,000     784,498
 #   Pacific Online, Ltd.                                 3,033,365     519,379
 #*  Panda Green Energy Group, Ltd.                       9,012,000   1,059,108
 #   Parkson Retail Group, Ltd.                           8,563,500   1,221,047
 #   PAX Global Technology, Ltd.                          6,043,000   2,932,043
 *   Phoenix New Media, Ltd. ADR                            144,873     957,611
 #   Phoenix Satellite Television Holdings, Ltd.          8,296,000   1,144,230
 #   Poly Culture Group Corp., Ltd. Class H                 628,800   1,242,664
 *   Poly Property Group Co., Ltd.                       16,591,000   9,168,642
 #   Pou Sheng International Holdings, Ltd.              15,028,806   3,758,420
 #   Powerlong Real Estate Holdings, Ltd.                 9,846,000   5,337,291
 *   Prosperity International Holdings HK, Ltd.          11,620,000     129,375
 #*  PW Medtech Group, Ltd.                               4,922,000     992,374
 #   Q Technology Group Co., Ltd.                         2,653,000   3,608,106
     Qingdao Port International Co., Ltd. Class H         3,164,000   2,332,005
     Qingling Motors Co., Ltd. Class H                    4,372,000   1,471,426
 #   Qinhuangdao Port Co., Ltd. Class H                   3,805,500   1,249,873
 #*  Qinqin Foodstuffs Group Cayman Co., Ltd.                65,000      18,318
     Qunxing Paper Holdings Co., Ltd.                       669,913      32,371
 *   Real Gold Mining, Ltd.                                 300,500      10,103
 *   Real Nutriceutical Group, Ltd.                         989,000      35,988
     Red Star Macalline Group Corp., Ltd. Class H         1,979,000   2,612,401
 #   Redco Properties Group, Ltd.                         7,018,000   3,188,504
 #*  Renhe Commercial Holdings Co., Ltd.                126,343,000   3,291,186
 #*  Renren, Inc. ADR                                        17,863     180,952
 *   Rentian Technology Holdings, Ltd.                    1,840,000      89,339
 #*  REXLot Holdings, Ltd.                               69,151,502     493,930
     Rivera Holdings, Ltd.                                  834,000      62,830
     Road King Infrastructure, Ltd.                       2,031,000   4,169,299
 #*  Ronshine China Holdings, Ltd.                        1,747,000   2,573,405
 #*  Sany Heavy Equipment International Holdings Co.,
       Ltd.                                               7,377,000   2,235,525
 *   Scud Group, Ltd.                                     1,876,000      46,764
 #   Seaspan Corp.                                          430,472   3,064,961

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#   Shandong Chenming Paper Holdings, Ltd. Class H        2,152,000 $ 3,816,008
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H                                            11,976,000   8,870,934
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H      1,060,000   1,168,980
#   Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                  23,272,000   1,601,990
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H                                             1,034,000     862,485
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H                                        1,645,000     807,426
    Shanghai Haohai Biological Technology Co., Ltd.
      Class H                                               122,400     686,605
    Shanghai Industrial Holdings, Ltd.                    3,608,000  10,540,564
    Shanghai Industrial Urban Development Group, Ltd. 13,878,000 3,726,544 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                        8,524,000   3,609,649
#   Shanghai La Chapelle Fashion Co., Ltd. Class H           13,200      15,185
    Shanghai Prime Machinery Co., Ltd. Class H            5,358,000   1,176,027
*   Shanghai Zendai Property, Ltd.                       18,680,000     410,026
    Sheen Tai Holdings Grp Co., Ltd.                      2,482,000      86,969
*   Shengli Oil & Gas Pipe Holdings, Ltd.                 2,272,500      94,459
    Shenguan Holdings Group, Ltd.                         7,454,000     356,411
    Shenzhen Expressway Co., Ltd. Class H                 4,494,400   4,714,224
    Shenzhen International Holdings, Ltd.                 7,775,367  15,719,949
    Shenzhen Investment, Ltd.                            23,568,643  10,506,837
*   Shougang Concord International Enterprises Co., Ltd. 51,776,000   1,491,471
    Shougang Fushan Resources Group, Ltd.                18,764,000   4,549,566
    Shui On Land, Ltd.                                   28,643,643   9,935,486
#*  Shunfeng International Clean Energy, Ltd.            10,264,000     503,792
    Sichuan Expressway Co., Ltd. Class H                  5,366,000   2,113,192
    Sihuan Pharmaceutical Holdings Group, Ltd.           28,512,000  10,947,064
*   Silver Grant International Industries, Ltd.           6,358,000   1,219,308
    SIM Technology Group, Ltd.                            1,050,000      54,335
    Sino Harbour Holdings Group, Ltd.                     1,360,000      98,611
#*  Sino Oil And Gas Holdings, Ltd.                      74,052,766     567,173
*   Sino-I Technology, Ltd.                               3,950,000      40,337
    Sino-Ocean Group Holding, Ltd.                        9,836,000   8,120,406
#*  Sinofert Holdings, Ltd.                              16,413,327   2,551,993
#*  Sinolink Worldwide Holdings, Ltd.                    17,122,800   2,338,055
#*  SinoMedia Holding, Ltd.                               1,126,000     261,260
    Sinopec Engineering Group Co., Ltd. Class H           6,500,000   7,000,224
    Sinopec Kantons Holdings, Ltd.                        7,250,000   4,619,633
#   Sinosoft Technology Group, Ltd.                       5,573,599   1,626,005
#   Sinotrans Shipping, Ltd.                              9,239,086   2,897,487
    Sinotrans, Ltd. Class H                              14,820,000   8,988,879
#   Sinotruk Hong Kong, Ltd.                              6,629,500   8,720,127
*   Skyfame Realty Holdings, Ltd.                         6,268,000   3,088,536
    Skyworth Digital Holdings, Ltd.                      15,097,628   7,397,157
#   SMI Holdings Group, Ltd.                              6,198,413   3,180,068
    SOHO China, Ltd.                                     15,316,500   9,083,811
*   Sohu.com, Inc.                                          194,172   7,477,564
#*  Sparkle Roll Group, Ltd.                              5,168,000     495,067
    Springland International Holdings, Ltd.               5,237,000   1,186,399
*   SPT Energy Group, Inc.                                4,970,000     595,963
*   SRE Group, Ltd.                                      32,836,346     899,252
    SSY Group, Ltd.                                      13,919,152  10,187,804
#*  Starrise Media Holdings, Ltd.                         2,410,000     212,796
    Suchuang Gas Corp., Ltd.                                528,000     203,899
#   Sun King Power Electronics Group                      2,950,000     613,590

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 CHINA -- (Continued)
 *   Sunshine 100 China Holdings, Ltd.                       291,000 $  121,790
     Symphony Holdings, Ltd.                               7,900,000    997,468
     Tang Palace China Holdings, Ltd.                        182,000     75,453
 #   Tarena International, Inc. ADR                          256,026  3,425,628
 *   Taung Gold International, Ltd.                       31,760,000    226,743
 #   TCL Multimedia Technology Holdings, Ltd.              5,011,347  2,372,606
 *   Tech Pro Technology Development, Ltd.                43,862,000    381,279
 #*  Technovator International, Ltd.                       3,800,000  1,046,387
     Ten Pao Group Holdings, Ltd.                          1,296,000    231,064
     Tenfu Cayman Holdings Co Ltd                            244,000    113,011
 #   Tenwow International Holdings, Ltd.                   3,943,000    832,031
 *   Tesson Holdings, Ltd.                                   162,000     24,843
     Texhong Textile Group, Ltd.                           2,011,500  2,828,837
 #*  Tian An China Investment Co., Ltd.                    1,687,000  1,173,103
     Tian Ge Interactive Holdings, Ltd.                    1,569,000  1,403,660
 #   Tian Shan Development Holdings, Ltd.                  1,742,000    596,972
     Tiande Chemical Holdings, Ltd.                          744,000    152,611
 #   Tianjin Capital Environmental Protection Group Co.,
       Ltd. Class H                                        2,718,000  1,631,689
 #   Tianjin Development Holdings, Ltd.                    3,908,000  1,905,010
     Tianjin Port Development Holdings, Ltd.              14,388,800  2,223,749
     Tianneng Power International, Ltd.                    6,014,048  5,941,140
     Tianyi Summi Holdings, Ltd.                           3,872,000    465,275
     Tianyun International Holdings, Ltd.                    680,000    122,120
 #*  Tibet Water Resources, Ltd.                          12,293,000  5,330,539
     Time Watch Investments, Ltd.                          1,456,000    211,963
     Tomson Group, Ltd.                                    2,340,641  1,156,717
 #   Tong Ren Tang Technologies Co., Ltd. Class H          4,173,000  6,667,554
 #   Tongda Group Holdings, Ltd.                          23,530,000  5,318,108
     Tonly Electronics Holdings, Ltd.                        584,176    701,789
     Top Spring International Holdings, Ltd.                 798,000    382,942
 *   Tou Rong Chang Fu Group, Ltd.                         9,264,000    137,293
     Towngas China Co., Ltd.                               7,254,657  6,075,072
     TPV Technology, Ltd.                                  5,291,964    749,417
     Trigiant Group, Ltd.                                  3,878,000    523,521
 *   Trony Solar Holdings Co., Ltd.                        1,757,000     26,503
 #   Truly International Holdings, Ltd.                    8,919,573  3,028,203
     Tsaker Chemical Group, Ltd.                             457,000    239,600
 *   Tuniu Corp. Sponsored ADR                                77,666    631,425
     Uni-President China Holdings, Ltd.                    8,237,000  7,553,456
     United Energy Group, Ltd.                            38,768,900  3,025,661
 #   Universal Medical Financial & Technical Advisory
       Services Co., Ltd.                                  4,408,500  4,113,184
 #*  V1 Group, Ltd.                                       12,971,600    372,646
 #   Vinda International Holdings, Ltd.                      746,000  1,396,109
 *   Vipshop Holdings, Ltd. ADR                              127,478  2,107,211
     Wanguo International Mining Group, Ltd.                 264,000     64,430
 #   Wasion Group Holdings, Ltd.                           4,144,000  2,318,382
     Weiqiao Textile Co. Class H                           2,395,500  1,429,326
     Welling Holding, Ltd.                                 7,400,000  1,923,261
     Wenzhou Kangning Hospital Co., Ltd. Class H               2,700     13,038
 *   West China Cement, Ltd.                              17,834,000  3,063,231
 #   Wisdom Sports Group                                   3,653,000    466,038
 *   Wuzhou International Holdings, Ltd.                   1,686,000    187,031
     Xiabuxiabu Catering Management China Holdings Co.,
       Ltd.                                                  342,500    653,194

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
 CHINA -- (Continued)
     Xiamen International Port Co., Ltd. Class H       7,366,000 $    1,458,937
 *   Xinchen China Power Holdings, Ltd.                3,568,000        496,683
     Xingda International Holdings, Ltd.               6,496,235      2,582,202
 *   Xingfa Aluminium Holdings, Ltd.                     478,000        319,975
     Xinhua Winshare Publishing and Media Co., Ltd.
       Class H                                         2,708,103      2,201,736
 *   Xinjiang Xinxin Mining Industry Co., Ltd.
       Class H                                         5,127,598        777,714
 *   Xinming China Holdings, Ltd.                        224,000         35,114
     Xinyi Solar Holdings, Ltd.                       16,712,000      7,679,291
 #   Xinyuan Real Estate Co., Ltd. ADR                    78,072        572,268
 #   XTEP International Holdings, Ltd.                 5,688,500      2,575,183
 #*  Xunlei, Ltd. ADR                                     32,839        503,422
 #   Yadea Group Holdings, Ltd.                        5,550,000      1,782,514
 *   Yanchang Petroleum International, Ltd.           30,720,000        431,682
 #   Yangtze Optical Fibre and Cable Joint Stock,
       Ltd. Co. Class H                                1,018,000      4,704,634
 #*  Yashili International Holdings, Ltd.              4,372,000        850,393
     YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
       Class H                                           460,600      1,887,597
     Yida China Holdings, Ltd.                         1,148,000        420,119
     Yihai International Holding, Ltd.                   252,000        325,188
     Yip's Chemical Holdings, Ltd.                     1,954,000        722,530
 #   Yirendai, Ltd. ADR                                  103,132      4,168,595
     Yorkey Optical International Cayman, Ltd.           328,000         60,792
 #*  Youyuan International Holdings, Ltd.              3,539,070      1,365,716
 *   Yuanda China Holdings, Ltd.                      12,884,000        230,705
 #*  YuanShengTai Dairy Farm, Ltd.                     6,459,000        247,098
     Yuexiu Property Co., Ltd.                        54,806,284     11,750,908
 #   Yuexiu Transport Infrastructure, Ltd.             4,586,018      3,365,475
 #   Yunnan Water Investment Co., Ltd. Class H         1,871,000        782,937
     Yuzhou Properties Co., Ltd.                      11,092,120      8,179,264
 *   YY, Inc. ADR                                         66,616      8,857,263
 #   Zhaojin Mining Industry Co., Ltd. Class H         9,157,000      7,799,086
     Zhengzhou Coal Mining Machinery Group Co., Ltd.
       Class H                                         1,861,200      1,045,681
 #*  Zhong An Real Estate, Ltd.                       22,926,800      2,251,836
 #   Zhongsheng Group Holdings, Ltd.                   4,248,000     10,646,254
 *   Zhuguang Holdings Group Co., Ltd.                 1,698,000        240,288
     Zhuhai Holdings Investment Group, Ltd.            1,800,000        266,405
 #   Zoomlion Heavy Industry Science and Technology
       Co., Ltd. Class H                               3,586,600      1,565,055
                                                                 --------------
 TOTAL CHINA                                                      1,390,574,501
                                                                 --------------
 COLOMBIA -- (0.2%)
     Almacenes Exito SA                                1,341,177      8,449,714
     Bolsa de Valores de Colombia                     29,054,344        274,368
     Celsia SA ESP                                     1,614,647      2,662,636
 *   Cemex Latam Holdings SA                           1,085,776      4,177,835
     Constructora Conconcreto SA                         323,906        114,132
     Corp. Financiera Colombiana SA                      119,254      1,129,515
 *   Empresa de Telecomunicaciones de Bogota           3,376,051        562,676
     Grupo Nutresa SA                                     70,859        675,134
     Interconexion Electrica SA ESP                      152,354        767,677
     Mineros SA                                          115,553         99,755
 *   Odinsa SA                                            19,092         56,846

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 COLOMBIA -- (Continued)
     Promigas SA ESP                                         10,240 $    25,654
                                                                    -----------
 TOTAL COLOMBIA                                                      18,995,942
                                                                    -----------
 GREECE -- (0.4%)
     Aegean Airlines SA                                     207,860   2,366,313
     Athens Water Supply & Sewage Co. SA (The)              125,722   1,066,485
     Bank of Greece                                         142,242   3,101,266
 *   Ellaktor SA                                            801,522   1,867,224
     Fourlis Holdings SA                                    278,982   2,038,994
 *   GEK Terna Holding Real Estate Construction SA          475,188   3,186,028
     Hellenic Exchanges - Athens Stock Exchange SA          437,421   3,120,776
 *   Iaso SA                                                377,332     654,880
 *   Intracom Holdings SA                                   664,642     769,898
 *   Intralot SA-Integrated Lottery Systems & Services      848,730   1,520,717
 *   Lamda Development SA                                    92,510     827,099
 *   Marfin Investment Group Holdings SA                  5,032,612   1,035,908
 *   Mytilineos Holdings SA                                 522,191   6,547,268
     Piraeus Port Authority SA                               42,172     892,128
     Sarantis SA                                             93,848   1,754,031
     Terna Energy SA                                        257,713   1,578,359
                                                                    -----------
 TOTAL GREECE                                                        32,327,374
                                                                    -----------
 HUNGARY -- (0.1%)
 *   CIG Pannonia Life Insurance P.L.C. Class A             117,538     201,994
     Magyar Telekom Telecommunications P.L.C.             1,863,250   3,481,139
     Richter Gedeon Nyrt                                    221,459   5,684,854
                                                                    -----------
 TOTAL HUNGARY                                                        9,367,987
                                                                    -----------
 INDIA -- (13.5%)
 *   3i Infotech, Ltd.                                      918,152      89,192
 *   3M India, Ltd.                                           6,639   1,959,228
 *   5Paisa Capital, Ltd.                                    48,159     220,335
     8K Miles Software Services, Ltd.                        37,125     432,141
     Aarti Drugs, Ltd.                                        8,850      87,305
     Aarti Industries                                       197,011   3,291,444
 *   Aban Offshore, Ltd.                                    137,519     455,291
     Abbott India, Ltd.                                       8,919     786,813
     Accelya Kale Solutions, Ltd.                             3,300      74,742
     Adani Enterprises, Ltd.                              1,642,031   5,469,339
 *   Adani Power, Ltd.                                    6,769,452   3,877,698
 *   Adani Transmissions, Ltd.                              522,126   1,706,101
 *   Aditya Birla Capital, Ltd.                             515,058   1,379,266
 *   Aditya Birla Fashion and Retail, Ltd.                  481,744   1,239,433
     Aegis Logistics, Ltd.                                  844,356   3,282,140
     Agro Tech Foods, Ltd.                                   62,964     643,575
 *   Ahluwalia Contracts India Ltd.                          19,575     108,184
     AIA Engineering, Ltd.                                  240,532   5,780,407
     Ajanta Pharma, Ltd.                                    193,343   4,407,722
     Akzo Nobel India, Ltd.                                  78,036   2,236,984
     Alembic Pharmaceuticals, Ltd.                          456,557   4,040,915
     Alembic, Ltd.                                          649,379     663,646
     Alkyl Amines Chemicals                                  18,761     206,602

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 INDIA -- (Continued)
 *   Allahabad Bank                                       1,230,427 $ 1,287,057
     Allcargo Logistics, Ltd.                               442,806   1,340,110
     Amara Raja Batteries, Ltd.                             193,035   2,438,813
 *   Amtek Auto, Ltd.                                       217,501      88,353
     Anant Raj, Ltd.                                        731,304     760,039
 *   Andhra Bank                                          1,351,886   1,113,362
     Andhra Sugars, Ltd. (The)                                4,147      40,637
     Apar Industries, Ltd.                                   98,495   1,136,288
     APL Apollo Tubes, Ltd.                                  28,175     949,133
     Apollo Hospitals Enterprise, Ltd.                      216,441   3,948,078
     Apollo Tyres, Ltd.                                   2,135,080   8,539,730
     Arvind, Ltd.                                         1,218,343   7,874,927
     Asahi India Glass, Ltd.                                455,052   2,484,174
     Ashiana Housing, Ltd.                                  145,403     455,585
     Ashok Leyland, Ltd.                                    987,355   1,953,855
     Ashoka Buildcon, Ltd.                                  345,611   1,237,920
     Astra Microwave Products, Ltd.                          63,332     113,784
     Astral Polytechnik, Ltd.                                83,298   1,042,451
 *   AstraZeneca Pharma India, Ltd.                          14,495     259,403
     Atul, Ltd.                                              66,521   2,844,093
     Automotive Axles, Ltd.                                  30,963     763,245
     Avanti Feeds, Ltd.                                      41,217   1,437,392
     Bajaj Corp., Ltd.                                      428,949   3,290,537
     Bajaj Electricals, Ltd.                                255,255   1,948,551
 *   Bajaj Hindusthan Sugar, Ltd.                         2,965,216     660,090
     Bajaj Holdings & Investment, Ltd.                      124,491   5,490,405
     Balaji Amines, Ltd.                                     50,203     517,299
     Balaji Telefilms, Ltd.                                 222,789     525,948
     Balkrishna Industries, Ltd.                            564,402  10,102,747
 *   Ballarpur Industries, Ltd.                             864,201     213,477
     Balmer Lawrie & Co., Ltd.                              387,372   1,456,041
     Balrampur Chini Mills, Ltd.                          1,243,773   2,382,564
     Banco Products India, Ltd.                             143,745     522,394
 *   Bank Of Maharashtra                                    654,671     204,398
     Bannari Amman Sugars, Ltd.                              14,297     412,427
     BASF India, Ltd.                                        87,802   2,918,921
     Bata India, Ltd.                                       261,464   2,895,081
     BEML, Ltd.                                             110,323   2,509,448
     Berger Paints India, Ltd.                            2,069,074   8,130,193
 *   BF Utilities, Ltd.                                      80,023     606,042
     Bhansali Engineering Polymers, Ltd.                    401,382   1,064,336
 *   Bharat Financial Inclusion, Ltd.                       367,223   6,030,959
     Bharat Forge, Ltd.                                     103,384   1,168,409
     Bharat Rasayan, Ltd.                                     1,019      63,482
     Biocon, Ltd.                                         1,280,367  12,357,842
     Birla Corp., Ltd.                                      167,366   3,019,388
 *   BL Kashyap & Sons, Ltd.                                 99,300      87,038
     Bliss Gvs Pharma, Ltd.                                 213,683     686,345
     Blue Dart Express, Ltd.                                 33,643   2,466,310
     Blue Star, Ltd.                                        212,221   2,505,226
     Bodal Chemicals, Ltd.                                  317,320     795,226
     Bombay Dyeing & Manufacturing Co., Ltd.                737,242   2,653,301
 *   Bombay Rayon Fashions, Ltd.                            112,907     125,908

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 INDIA -- (Continued)
     Brigade Enterprises, Ltd.                              265,560 $ 1,186,141
     Can Fin Homes, Ltd.                                    252,875   1,776,889
     Capital First, Ltd.                                    216,844   2,507,086
     Caplin Point Laboratories, Ltd.                        120,778   1,116,667
     Carborundum Universal, Ltd.                            396,390   2,315,433
     Care Ratings, Ltd.                                     120,179   2,562,594
     Castrol India, Ltd.                                    286,196     826,110
     CCL Products India, Ltd.                               415,167   1,911,913
     Ceat, Ltd.                                             189,680   5,415,789
     Century Plyboards India, Ltd.                          571,338   2,874,481
     Century Textiles & Industries, Ltd.                     92,054   2,007,157
     Cera Sanitaryware, Ltd.                                 23,086   1,263,026
     CESC, Ltd.                                             632,178  10,440,577
 *   CG Power and Industrial Solutions, Ltd.              3,403,119   4,844,804
     Chambal Fertilizers and Chemicals, Ltd.              1,130,592   2,867,109
     Chennai Petroleum Corp., Ltd.                          356,359   2,305,542
     Chennai Super Kings Cricket, Ltd.                    1,658,632      11,002
     Cholamandalam Investment and Finance Co., Ltd.         204,067   4,138,979
     City Union Bank, Ltd.                                1,092,212   2,740,212
     Clariant Chemicals India, Ltd.                          56,876     572,179
 *   Coffee Day Enterprises, Ltd.                            55,568     277,369
     Coromandel International, Ltd.                         571,426   5,026,774
 *   Corp. Bank                                           1,304,019     792,926
     Cox & Kings, Ltd.                                      791,270   3,093,813
     CRISIL, Ltd.                                            99,785   3,053,569
     Crompton Greaves Consumer Electricals, Ltd.          3,446,457  13,442,872
     Cyient, Ltd.                                           403,145   4,031,700
     Dalmia Bharat Sugar & Industries, Ltd.                  80,558     136,019
     Dalmia Bharat, Ltd.                                    147,822   6,836,513
     DB Corp., Ltd.                                         161,644     825,529
 *   DB Realty, Ltd.                                        533,593     503,979
     DCB Bank, Ltd.                                       1,562,826   4,260,578
     DCM Shriram, Ltd.                                      305,718   2,751,638
 *   DCW, Ltd.                                              118,398      73,364
     Deepak Fertilisers & Petrochemicals Corp., Ltd.        233,813   1,459,155
     Deepak Nitrite, Ltd.                                   243,074   1,060,692
     Delta Corp., Ltd.                                      606,111   3,278,337
 *   Dena Bank                                            1,251,365     493,475
     Dewan Housing Finance Corp., Ltd.                    1,161,690  10,607,444
     DFM Foods, Ltd.                                          6,097     153,191
     Dhampur Sugar Mills, Ltd.                              159,357     476,964
     Dhanuka Agritech, Ltd.                                  41,731     491,143
 *   Diligent Media Corp., Ltd.                             110,177      15,330
     Dilip Buildcon, Ltd.                                    44,889     639,333
 *   Dish TV India, Ltd.                                  3,118,653   3,672,475
 *   Dishman Carbogen Amcis, Ltd.                           699,600   4,099,482
     DLF, Ltd.                                               61,392     240,913
     Dr Lal PathLabs, Ltd.                                   67,413     967,025
 *   Dredging Corp. Of India, Ltd.                           22,728     271,863
     Dwarikesh Sugar Industries, Ltd.                       336,698     227,172
 *   Dynamatic Technologies, Ltd.                             8,983     261,890
     eClerx Services, Ltd.                                  142,822   3,379,310
     Edelweiss Financial Services, Ltd.                   2,290,520  10,030,905

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    EID Parry India, Ltd.                                   533,750 $ 2,782,088
    EIH, Ltd.                                               989,562   2,973,555
    Electrosteel Castings, Ltd.                             543,283     289,566
    Elgi Equipments, Ltd.                                   326,967   1,622,280
    Emami, Ltd.                                              12,892     226,317
    Endurance Technologies, Ltd.                              2,551      47,881
    Engineers India, Ltd.                                 1,496,253   4,177,497
    Entertainment Network India, Ltd.                        68,042     756,421
*   Eros International Media, Ltd.                          280,262     884,902
    Escorts, Ltd.                                           580,021   7,390,799
    Essel Propack, Ltd.                                     425,690   1,897,259
*   Eveready Industries India, Ltd.                         306,517   1,998,126
    Exide Industries, Ltd.                                1,380,678   4,787,233
    FDC, Ltd.                                               449,623   1,629,784
    Federal Bank, Ltd.                                    8,667,989  13,701,473
*   Federal-Mogul Goetze India, Ltd.                         77,128     647,489
    FIEM Industries, Ltd.                                    17,939     262,187
    Finolex Cables, Ltd.                                    764,245   8,909,496
    Finolex Industries, Ltd.                                306,691   3,108,207
*   Firstsource Solutions, Ltd.                           1,861,967   1,195,028
*   Fortis Healthcare, Ltd.                               2,053,969   4,404,166
*   Future Consumer, Ltd.                                 2,972,865   2,978,764
    Future Enterprises, Ltd.                                657,358     441,267
    Future Lifestyle Fashions, Ltd.                          82,240     484,585
*   Future Retail, Ltd.                                     377,129   3,302,952
    Gabriel India, Ltd.                                     493,871   1,318,146
    Garware Wall Ropes, Ltd.                                 33,423     537,089
    Gateway Distriparks, Ltd.                               681,275   2,464,160
    Gati, Ltd.                                              273,618     559,812
*   Gayatri Highways, Ltd.                                  297,572      34,153
*   Gayatri Projects, Ltd.                                  297,572     971,041
    GE Power India, Ltd.                                    147,645   2,133,930
    GE T&D India, Ltd.                                      145,313     980,471
    Genus Power Infrastructures, Ltd.                        47,073      58,531
    Geojit Financial Services, Ltd.                         271,451     441,527
    GHCL, Ltd.                                              123,284     599,654
    GIC Housing Finance, Ltd.                               103,084     682,601
    Gillette India, Ltd.                                     19,465   2,005,067
    GlaxoSmithKline Consumer Healthcare, Ltd.                   746      78,599
    GlaxoSmithKline Pharmaceuticals, Ltd.                     7,932     305,139
    Glenmark Pharmaceuticals, Ltd.                          310,600   2,956,250
    GM Breweries, Ltd.                                       11,375     158,465
*   GMR Infrastructure, Ltd.                             15,924,296   5,418,930
    GOCL Corp., Ltd.                                         46,790     438,435
    Godfrey Phillips India, Ltd.                             76,979   1,112,288
    Godrej Industries, Ltd.                                 422,968   4,074,248
*   Godrej Properties, Ltd.                                 460,903   5,771,250
    Granules India, Ltd.                                    373,078     773,082
    Graphite India, Ltd.                                    397,865   4,738,461
    Grasim Industries, Ltd.                                 367,899   6,703,005
    Great Eastern Shipping Co., Ltd. (The)                  522,487   3,274,558
    Greaves Cotton, Ltd.                                    568,315   1,232,629
    Greenply Industries, Ltd.                               142,659     772,927

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Grindwell Norton, Ltd.                                   90,565 $   743,994
    Gruh Finance, Ltd.                                      630,894   5,761,187
*   GTL Infrastructure, Ltd.                                938,311      83,911
    Gujarat Alkalies & Chemicals, Ltd.                      188,929   2,224,147
    Gujarat Ambuja Exports, Ltd.                             91,832     350,411
    Gujarat Fluorochemicals, Ltd.                           224,424   2,955,283
    Gujarat Gas, Ltd.                                       319,983   4,343,524
    Gujarat Industries Power Co., Ltd.                      320,510     606,994
    Gujarat Mineral Development Corp., Ltd.                 803,287   1,858,109
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    266,808   2,021,030
    Gujarat Pipavav Port, Ltd.                            1,111,769   2,513,616
    Gujarat State Fertilizers & Chemicals, Ltd.             969,096   2,198,482
    Gujarat State Petronet, Ltd.                          1,250,382   3,982,065
    Gulf Oil Lubricants India, Ltd.                          92,062   1,307,537
*   GVK Power & Infrastructure, Ltd.                      5,289,365   1,723,914
*   Hathway Cable & Datacom, Ltd.                         2,212,312   1,391,418
    Hatsun Agro Products, Ltd.                               38,819     486,028
    HBL Power Systems, Ltd.                                 597,906     577,496
    HCL Technologies, Ltd.                                   22,549     348,745
*   HealthCare Global Enterprises, Ltd.                      53,752     273,018
*   HEG, Ltd.                                                36,273   1,544,397
    HeidelbergCement India, Ltd.                            547,065   1,345,961
    Heritage Foods, Ltd.                                     58,818     698,762
    Hexaware Technologies, Ltd.                           1,197,434   7,147,276
    Hikal, Ltd.                                             115,702     398,107
    HIL, Ltd.                                                 4,317     118,142
*   Himachal Futuristic Communications, Ltd.              3,834,328   1,752,953
    Himadri Speciality Chemical, Ltd.                       775,051   2,146,646
    Himatsingka Seide, Ltd.                                 255,293   1,400,776
    Hinduja Global Solutions, Ltd.                           37,864     548,658
    Hinduja Ventures, Ltd.                                   36,777     415,880
*   Hindustan Construction Co., Ltd.                      1,002,649     618,003
    Hindustan Media Ventures, Ltd.                           25,017      99,023
    Honda SIEL Power Products, Ltd.                          13,701     303,122
    Honeywell Automation India, Ltd.                         13,522   3,587,885
*   Hotel Leela Venture, Ltd.                               260,996      89,581
*   Housing Development & Infrastructure, Ltd.            2,608,534   2,351,421
    HSIL, Ltd.                                              250,918   1,709,942
    HT Media, Ltd.                                          728,149   1,126,207
    Huhtamaki PPL, Ltd.                                     138,171     695,478
    I G Petrochemicals, Ltd.                                 50,823     556,516
    ICRA, Ltd.                                                2,834     176,012
*   IDBI Bank, Ltd.                                       2,968,963   2,814,295
    IDFC Bank, Ltd.                                         378,805     337,106
    IDFC, Ltd.                                            3,029,968   2,669,433
*   IFB Industries, Ltd.                                     48,515     969,518
*   IFCI, Ltd.                                            5,221,683   2,327,951
    Igarashi Motors India, Ltd.                              37,125     485,921
    IIFL Holdings, Ltd.                                   1,460,861  16,751,525
*   IL&FS Transportation Networks, Ltd.                     807,052     981,003
    India Cements, Ltd. (The)                             1,763,985   4,628,904
    India Glycols, Ltd.                                      51,888     424,931
*   Indiabulls Real Estate, Ltd.                          1,791,660   6,015,091

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Indiabulls Ventures, Ltd.                               741,932 $ 2,874,517
    Indian Bank                                             673,455   3,823,572
    Indian Hotels Co., Ltd. (The)                         3,572,725   7,752,632
    Indian Hume Pipe Co., Ltd.                               51,809     329,632
    Indian Metals & Ferro Alloys, Ltd.                       12,261     126,311
*   Indian Overseas Bank                                  2,002,490     711,534
    Indo Count Industries, Ltd.                             435,926     708,438
    Indoco Remedies, Ltd.                                   261,571   1,119,982
    Indraprastha Gas, Ltd.                                1,175,255   5,622,957
    INEOS Styrolution India, Ltd.                            30,905     471,572
    Ingersoll-Rand India, Ltd.                               78,519     961,410
*   Inox Leisure, Ltd.                                      385,903   1,677,851
*   Inox Wind, Ltd.                                         208,947     423,216
    Insecticides India, Ltd.                                 31,409     411,807
*   Intellect Design Arena, Ltd.                            342,953     970,899
*   International Paper APPM, Ltd.                           17,557      96,567
    Ipca Laboratories, Ltd.                                 375,952   3,389,805
    IRB Infrastructure Developers, Ltd.                   1,464,915   5,525,495
    ITD Cementation India, Ltd.                             345,228   1,105,851
    J Kumar Infraprojects, Ltd.                             102,787     537,311
    Jagran Prakashan, Ltd.                                  811,954   2,205,139
    Jai Corp., Ltd.                                         360,310   1,028,142
    Jain Irrigation Systems, Ltd.                         2,913,946   6,395,567
*   Jaiprakash Associates, Ltd.                          10,389,053   3,292,428
*   Jaiprakash Power Ventures, Ltd.                      14,119,051   1,561,774
*   Jammu & Kashmir Bank, Ltd. (The)                      2,109,565   2,469,824
    Jamna Auto Industries, Ltd.                           1,076,157   1,227,324
    Jay Bharat Maruti, Ltd.                                   1,161       9,247
    Jayant Agro-Organics, Ltd.                               23,785     143,416
*   Jaypee Infratech, Ltd.                                3,812,775     896,163
    JB Chemicals & Pharmaceuticals, Ltd.                    212,153   1,027,549
    JBF Industries, Ltd.                                    228,867     646,818
    JBM Auto, Ltd.                                           14,748     114,224
*   Jet Airways India, Ltd.                                 157,476   1,861,991
    Jindal Poly Films, Ltd.                                 130,599     716,520
    Jindal Saw, Ltd.                                      1,136,957   2,641,289
*   Jindal Stainless Hisar, Ltd.                            288,467     898,672
*   Jindal Stainless, Ltd.                                  275,136     482,635
*   Jindal Steel & Power, Ltd.                            3,202,653  13,331,427
*   JITF Infralogistics, Ltd.                                70,585      50,524
    JK Cement, Ltd.                                         180,313   3,189,531
    JK Lakshmi Cement, Ltd.                                 291,833   1,886,922
    JK Paper, Ltd.                                          176,845     393,482
    JK Tyre & Industries, Ltd.                              583,112   1,601,913
    JM Financial, Ltd.                                    2,268,631   5,759,107
    JMC Projects India, Ltd.                                 24,856     213,271
    Johnson Controls-Hitachi Air Conditioning India,
      Ltd.                                                   67,333   2,649,983
    JSW Energy, Ltd.                                      3,100,743   4,238,809
*   JSW Holdings, Ltd.                                       22,564     607,818
    Jubilant Foodworks, Ltd.                                296,186   9,489,301
    Jubilant Life Sciences, Ltd.                            505,015   7,238,356
*   Just Dial, Ltd.                                         283,534   2,297,905
    Jyothy Laboratories, Ltd.                               456,888   2,612,200

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 INDIA -- (Continued)
     Kajaria Ceramics, Ltd.                                 595,639 $ 5,891,298
     Kalpataru Power Transmission, Ltd.                     419,830   2,961,965
     Kalyani Steels, Ltd.                                   113,000     615,928
     Kansai Nerolac Paints, Ltd.                            474,998   3,808,957
     Karnataka Bank, Ltd. (The)                           1,457,310   3,372,969
     Karur Vysya Bank, Ltd. (The)                         2,752,820   4,799,912
     Kaveri Seed Co., Ltd.                                  227,504   1,847,492
 *   KAYA, Ltd.                                               1,253      20,237
     KCP, Ltd.                                              259,565     594,382
     KEC International, Ltd.                                746,494   4,115,988
     KEI Industries, Ltd.                                   207,626   1,268,881
     Kewal Kiran Clothing, Ltd.                               1,598      42,463
 *   Kiri Industries, Ltd.                                   38,746     343,978
     Kirloskar Brothers, Ltd.                                75,235     408,907
     Kirloskar Oil Engines, Ltd.                            257,475   1,533,040
     Kitex Garments, Ltd.                                   119,534     541,960
     KNR Constructions, Ltd.                                164,676     793,610
     Kolte-Patil Developers, Ltd.                           147,064     845,484
     KPIT Technologies, Ltd.                              1,273,758   4,232,543
     KPR Mill, Ltd.                                          84,250     972,118
     KRBL, Ltd.                                             532,344   5,078,317
     KSB Pumps, Ltd.                                         43,864     619,863
     Kwality, Ltd.                                          227,403     358,786
     L&T Finance Holdings, Ltd.                           3,759,476  10,161,882
     LA Opala RG, Ltd.                                       52,077     501,672
     Lakshmi Machine Works, Ltd.                             26,279   2,482,018
     Lakshmi Vilas Bank, Ltd. (The)                         628,630   1,262,179
 *   Lanco Infratech, Ltd.                                2,515,800      66,229
     Larsen & Toubro Infotech, Ltd.                           3,226      64,702
     LEEL Electricals Ltd.                                   61,677     265,940
     LG Balakrishnan & Bros, Ltd.                             9,489     148,619
     Linde India, Ltd.                                       69,394     582,170
     LT Foods, Ltd.                                         236,968     335,547
     Lumax Industries, Ltd.                                   3,871     111,420
     LUX Industries, Ltd.                                    11,930     319,471
     Magma Fincorp, Ltd.                                    114,750     284,722
     Maharashtra Scooters, Ltd.                               3,911     164,432
     Maharashtra Seamless, Ltd.                             210,955   1,666,066
     Mahindra & Mahindra Financial Services, Ltd.         1,488,242  10,859,021
 *   Mahindra CIE Automotive, Ltd.                          262,542     910,494
     Mahindra Holidays & Resorts India, Ltd.                319,401   1,655,550
     Mahindra Lifespace Developers, Ltd.                    141,047   1,103,882
     Majesco, Ltd.                                           47,137     399,353
     Man Infraconstruction, Ltd.                            377,536     383,743
     Manappuram Finance, Ltd.                             4,119,074   7,183,015
     Mangalam Cement, Ltd.                                    1,712      11,159
     Marksans Pharma, Ltd.                                  747,546     473,279
 *   Max Financial Services, Ltd.                           399,832   3,357,159
 *   MAX India, Ltd.                                        960,513   1,715,693
 *   Max Ventures & Industries, Ltd.                         13,682      17,402
     Mayur Uniquoters, Ltd.                                  78,790     609,643
     McLeod Russel India, Ltd.                              439,710   1,178,035
     Meghmani Organics, Ltd.                                632,106   1,032,862

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 INDIA -- (Continued)
     MEP Infrastructure Developers, Ltd.                    129,335 $   180,323
     Mercator, Ltd.                                         698,226     428,940
     Merck, Ltd.                                             46,217   1,060,272
     Minda Corp., Ltd.                                      177,702     555,423
     Minda Industries, Ltd.                                  65,080   1,265,534
     MindTree, Ltd.                                         861,247  10,396,688
     Mirza International, Ltd.                              256,140     538,521
     MOIL, Ltd.                                             334,799   1,274,293
     Monsanto India, Ltd.                                    47,843   1,925,395
     Motilal Oswal Financial Services, Ltd.                 106,737   2,152,884
     Mphasis, Ltd.                                          585,835   8,287,159
 *   MPS, Ltd.                                               36,728     337,210
     MRF, Ltd.                                                3,145   3,365,672
     Multi Commodity Exchange of India, Ltd.                 41,822     507,702
     Munjal Showa, Ltd.                                      39,839     169,619
     Muthoot Finance, Ltd.                                  659,998   4,284,376
 *   Nagarjuna Fertilizers & Chemicals, Ltd.                568,337     208,045
 *   Narayana Hrudayalaya, Ltd.                              48,551     217,871
     Natco Pharma, Ltd.                                     580,096   8,636,299
     National Aluminium Co., Ltd.                         3,342,747   3,953,377
     Nava Bharat Ventures, Ltd.                             316,709     781,546
     Navin Fluorine International, Ltd.                      69,248     865,144
 *   Navkar Corp., Ltd.                                      76,342     214,630
     Navneet Education, Ltd.                                717,172   1,648,692
     NCC, Ltd.                                            3,509,710   6,737,315
     Nectar Lifesciences, Ltd.                              229,932     118,846
     NESCO, Ltd.                                            201,270   1,906,688
 *   Network 18 Media & Investments, Ltd.                    91,372      80,187
 *   Neuland Laboratories, Ltd.                              12,517     165,719
     NIIT Technologies, Ltd.                                306,008   4,115,470
 *   NIIT, Ltd.                                             554,088     886,129
     Nilkamal, Ltd.                                          44,708   1,267,749
     NOCIL, Ltd.                                            427,549   1,395,417
     NRB Bearings, Ltd.                                      87,678     222,807
     Nucleus Software Exports, Ltd.                          15,812     107,635
     Oberoi Realty, Ltd.                                    677,307   5,609,556
     OCL India, Ltd.                                         73,065   1,580,105
     Omaxe, Ltd.                                            332,416   1,194,174
     OnMobile Global, Ltd.                                  209,843     181,088
     Orient Cement, Ltd.                                    418,388     996,746
     Orient Electric, Ltd.                                  307,079     531,322
     Orient Paper & Industries, Ltd.                        307,079     228,179
     Orient Refractories, Ltd.                              143,597     385,387
 *   Oriental Bank of Commerce                              588,747   1,069,698
     Oriental Carbon & Chemicals, Ltd.                        8,221     155,742
     Orissa Minerals Development Co., Ltd.                        1          29
     Page Industries, Ltd.                                   32,419  11,004,169
     Panama Petrochem, Ltd.                                  63,793     217,780
     Parag Milk Foods, Ltd.                                  81,826     360,705
 *   Parsvnath Developers, Ltd.                               9,193       3,417
 *   Patel Engineering, Ltd.                                 96,255     112,928
     PC Jeweller, Ltd.                                      836,526   6,397,237
     Persistent Systems, Ltd.                               271,838   3,326,458

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
 INDIA -- (Continued)
     Pfizer, Ltd.                                            91,657 $3,348,707
     Phillips Carbon Black, Ltd.                             59,491  1,123,503
     Phoenix Mills, Ltd. (The)                              336,812  3,436,165
     PI Industries, Ltd.                                    437,024  6,100,581
 *   Polaris Consulting & Services, Ltd.                     49,344    316,782
     Poly Medicure, Ltd.                                     41,398    161,153
     Polyplex Corp., Ltd.                                    21,347    170,113
     Prabhat Dairy, Ltd.                                     89,491    300,453
     Praj Industries, Ltd.                                  595,587    996,416
 *   Prakash Industries, Ltd.                               185,182    615,990
 *   Praxis Home Retail, Ltd.                                25,770    115,474
     Prestige Estates Projects, Ltd.                        702,684  3,533,741
 *   Prime Focus, Ltd.                                       28,281     48,820
 *   Prism Cement, Ltd.                                     621,984  1,349,024
     Procter & Gamble Hygiene & Health Care, Ltd.               192     28,005
     PTC India Financial Services, Ltd.                   1,650,202    905,305
     PTC India, Ltd.                                      1,758,724  2,928,564
     Puravankara, Ltd.                                      389,976    915,961
     PVR, Ltd.                                              174,195  3,996,550
     Radico Khaitan, Ltd.                                   378,681  2,129,463
     Rain Industries, Ltd.                                  648,863  3,875,034
     Rajesh Exports, Ltd.                                   348,160  4,494,009
     Rallis India, Ltd.                                     493,675  1,940,525
     Ramco Cements, Ltd. (The)                              485,411  5,812,354
     Ramco Industries, Ltd.                                 124,583    571,333
 *   Ramco Systems, Ltd.                                     28,350    221,078
     Ramkrishna Forgings, Ltd.                               51,430    648,112
 *   Ramky Infrastructure, Ltd.                              77,893    269,708
     Rane Holdings, Ltd.                                      3,870    154,985
     Rashtriya Chemicals & Fertilizers, Ltd.                565,687    875,106
     Ratnamani Metals & Tubes, Ltd.                          60,002    962,795
 *   RattanIndia Power, Ltd.                              3,417,228    387,762
     Raymond, Ltd.                                          333,049  5,470,430
     Redington India, Ltd.                                1,768,053  4,898,234
 *   Relaxo Footwears, Ltd.                                 136,134  1,326,012
     Reliance Capital, Ltd.                                 983,665  7,512,351
 *   Reliance Communications, Ltd.                        4,294,802  1,986,446
 *   Reliance Home Finance, Ltd.                            983,665  1,233,963
     Reliance Infrastructure, Ltd.                          994,174  7,735,913
 *   Reliance Naval and Engineering, Ltd.                   855,404    616,850
 *   Reliance Power, Ltd.                                 5,374,443  3,847,591
     Repco Home Finance, Ltd.                               144,384  1,412,814
     Rico Auto Industries, Ltd.                             129,681    175,016
 *   Rolta India, Ltd.                                      356,162    378,142
 *   Ruchi Soya Industries, Ltd.                            200,054     54,191
     Rushil Decor, Ltd.                                       5,796     91,001
     Sadbhav Engineering, Ltd.                              440,928  2,847,601
     Sadbhav Infrastructure Project, Ltd.                    68,249    156,245
     Sagar Cements, Ltd.                                      3,550     55,143
     Sangam India, Ltd.                                      15,684     42,433
 *   Sanghi Industries, Ltd.                                181,161    355,274
     Sanghvi Movers, Ltd.                                    38,342     92,642
     Sanofi India, Ltd.                                      40,556  3,182,862

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 INDIA -- (Continued)
     Sasken Technologies, Ltd.                                14,952 $  163,470
     Schaeffler India, Ltd.                                   36,354  3,151,149
     Sequent Scientific, Ltd.                                 15,341     20,714
     SH Kelkar & Co., Ltd.                                    77,087    363,261
     Shanthi Gears, Ltd.                                       5,154     12,143
     Sharda Cropchem, Ltd.                                    72,068    501,668
     Sharda Motor Industries, Ltd.                             2,845    102,972
     Shemaroo Entertainment, Ltd.                             16,694    137,827
     Shilpa Medicare, Ltd.                                   102,356    908,829
 *   Shipping Corp. of India, Ltd.                           975,179  1,240,612
     Shoppers Stop, Ltd.                                      61,138    501,956
     Shriram City Union Finance, Ltd.                         39,366  1,217,478
 *   Shriram EPC Ltd.                                          8,140      3,780
     Shriram Transport Finance Co., Ltd.                      90,738  1,958,107
 *   Sical Logistics, Ltd.                                    51,095    174,308
     Simplex Infrastructures, Ltd.                           101,949    943,093
     Sintex Industries, Ltd.                               3,790,942  1,380,583
 *   Sintex Plastics Technology, Ltd.                      3,697,541  4,236,851
 *   SITI Networks, Ltd.                                   1,597,465    581,328
     Siyaram Silk Mills, Ltd.                                 14,592    149,139
     SJVN, Ltd.                                            3,015,613  1,635,554
     SKF India, Ltd.                                         130,203  3,595,271
     Skipper, Ltd.                                           144,926    551,284
     SML ISUZU, Ltd.                                          42,899    567,855
     Sobha, Ltd.                                             377,552  3,371,652
     Solar Industries India, Ltd.                            140,252  2,356,853
     Somany Ceramics, Ltd.                                    34,483    397,545
     Sonata Software, Ltd.                                   341,739  1,616,381
     South Indian Bank, Ltd. (The)                         6,588,178  3,125,338
     SREI Infrastructure Finance, Ltd.                     1,205,273  1,806,877
     SRF, Ltd.                                               130,770  3,656,786
     Srikalahasthi Pipes, Ltd.                                64,207    377,241
 *   Star Cement, Ltd.                                       183,269    365,228
     State Bank of India                                     640,412  3,159,312
     Sterlite Technologies, Ltd.                           1,319,184  7,442,123
     Strides Shasun, Ltd.                                    353,724  4,231,654
     Subros, Ltd.                                             87,691    467,489
     Sudarshan Chemical Industries, Ltd.                     123,653    873,189
     Sun TV Network, Ltd.                                    510,749  8,181,380
     Sundaram Finance, Ltd.                                   56,821  1,677,994
     Sundaram-Clayton, Ltd.                                    5,530    421,429
     Sundram Fasteners, Ltd.                                 492,338  4,078,478
     Sunteck Realty, Ltd.                                    126,460    841,154
     Suprajit Engineering, Ltd.                              182,162    880,499
     Supreme Industries, Ltd.                                309,088  6,260,735
     Supreme Petrochem, Ltd.                                 155,605    906,439
     Surya Roshni, Ltd.                                       36,420    228,641
     Sutlej Textiles and Industries, Ltd.                     82,290    127,665
     Suven Life Sciences, Ltd.                               243,810    821,541
 *   Suzlon Energy, Ltd.                                  15,310,443  3,530,960
     Swaraj Engines, Ltd.                                     22,581    702,500
     Symphony, Ltd.                                           54,894  1,559,842
 *   Syndicate Bank                                        1,354,916  1,545,484

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Syngene International, Ltd.                             122,728 $ 1,157,412
    TAKE Solutions, Ltd.                                    388,754   1,032,433
    Tamil Nadu Newsprint & Papers, Ltd.                     173,348   1,135,725
    Tata Chemicals, Ltd.                                    600,945   6,814,702
    Tata Communications, Ltd.                               154,127   1,485,479
    Tata Elxsi, Ltd.                                        136,304   2,277,583
    Tata Global Beverages, Ltd.                           2,778,424  12,688,324
    Tata Metaliks, Ltd.                                      56,444     779,410
    Tata Power Co., Ltd. (The)                            1,742,793   2,434,568
    Tata Sponge Iron, Ltd.                                   34,861     588,827
*   Tata Teleservices Maharashtra, Ltd.                   4,584,815     498,636
    TCI Express, Ltd.                                       123,000   1,026,017
*   Techno Electric & Engineering Co., Ltd.                 261,424   1,536,304
    Texmaco Rail & Engineering, Ltd.                        452,037     731,276
    Thermax, Ltd.                                           258,177   5,002,656
    Thirumalai Chemicals, Ltd.                               28,679     894,410
    Thomas Cook India, Ltd.                                 174,630     642,318
    Thyrocare Technologies, Ltd.                             25,606     276,856
    TI Financial Holdings, Ltd.                             522,196   5,665,300
    Tide Water Oil Co India, Ltd.                             5,899     632,631
    Time Technoplast, Ltd.                                  748,934   2,130,789
    Timken India, Ltd.                                      179,694   2,530,563
    Tinplate Co. of India, Ltd. (The)                       200,035     796,927
    Titagarh Wagons, Ltd.                                   311,857     762,902
    Torrent Pharmaceuticals, Ltd.                            21,081     450,010
    Torrent Power, Ltd.                                   1,102,960   4,922,552
    Transport Corp. of India, Ltd.                          252,375   1,109,250
    Trent, Ltd.                                             449,150   2,221,870
    Trident, Ltd.                                           764,283     943,478
    Triveni Engineering & Industries, Ltd.                  461,377     463,883
    Triveni Turbine, Ltd.                                   412,775     840,484
    TTK Prestige, Ltd.                                       28,601   3,264,357
    Tube Investments of India, Ltd.                         522,196   2,190,056
    TV Today Network, Ltd.                                  110,284     780,326
*   TV18 Broadcast, Ltd.                                  4,354,184   4,221,628
    TVS Motor Co., Ltd.                                     365,055   3,993,569
    TVS Srichakra, Ltd.                                       6,047     339,764
*   UCO Bank                                              1,375,491     679,911
    Uflex, Ltd.                                             232,965   1,543,137
    UFO Moviez India, Ltd.                                   30,372     217,863
    Unichem Laboratories, Ltd.                              348,803   1,963,390
*   Union Bank of India                                   1,291,040   2,758,607
*   Unitech, Ltd.                                        11,040,919   1,462,357
    United Breweries, Ltd.                                   61,577   1,104,571
    UPL, Ltd.                                               220,106   2,596,628
    V-Guard Industries, Ltd.                              1,094,212   3,991,443
    V-Mart Retail, Ltd.                                      35,923     838,716
    VA Tech Wabag, Ltd.                                     263,438   2,543,068
*   Vaibhav Global, Ltd.                                     23,729     268,619
    Vardhman Textiles, Ltd.                                 147,950   3,024,843
    Venky's India, Ltd.                                      32,216   1,365,074
    Vesuvius India, Ltd.                                      6,961     155,151
    Vijaya Bank                                           1,781,109   1,787,854

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 INDIA -- (Continued)
     Vinati Organics, Ltd.                                66,803 $    1,000,075
     VIP Industries, Ltd.                                466,160      2,486,196
     Voltas, Ltd.                                        905,833      8,593,294
     VRL Logistics, Ltd.                                 164,594      1,129,844
     VST Industries, Ltd.                                 29,254      1,493,047
     VST Tillers Tractors, Ltd.                           10,523        389,328
     WABCO India, Ltd.                                    27,357      3,192,136
     Welspun Corp., Ltd.                                 775,975      1,922,174
     Welspun Enterprises, Ltd.                           411,154      1,114,664
     Welspun India, Ltd.                               2,373,128      2,572,373
     West Coast Paper Mills, Ltd.                         97,769        405,202
     Wheels India, Ltd.                                    1,361         46,973
     Whirlpool of India, Ltd.                             85,833      1,983,598
 *   Wockhardt, Ltd.                                     192,217      2,417,428
     Wonderla Holidays, Ltd.                              54,717        321,935
     Zee Learn, Ltd.                                     614,012        429,124
 *   Zee Media Corp., Ltd.                               816,776        559,049
     Zensar Technologies, Ltd.                           115,503      1,722,964
     Zuari Agro Chemicals, Ltd.                           16,783        128,114
     Zydus Wellness, Ltd.                                 93,175      1,451,431
                                                                 --------------
 TOTAL INDIA                                                      1,171,505,988
                                                                 --------------
 INDONESIA -- (3.0%)
     Ace Hardware Indonesia Tbk PT                    55,652,000      5,607,950
     Acset Indonusa Tbk PT                                65,000         13,391
     Adhi Karya Persero Tbk PT                        16,421,388      2,730,032
     Agung Podomoro Land Tbk PT                       56,642,700        999,686
     AKR Corporindo Tbk PT                            13,583,300      6,307,293
     Alam Sutera Realty Tbk PT                       108,470,200      3,185,974
 *   Aneka Tambang Persero Tbk PT                     82,071,691      5,603,584
     Arwana Citramulia Tbk PT                         29,196,500        745,791
     Asahimas Flat Glass Tbk PT                          978,600        397,467
     Astra Agro Lestari Tbk PT                         2,277,400      2,210,513
     Astra Graphia Tbk PT                              2,211,000        212,351
 *   Asuransi Kresna Mitra Tbk PT                      4,035,000        268,179
 *   Bakrie and Brothers Tbk PT                      142,571,000        532,438
 *   Bakrie Telecom Tbk PT                            74,325,398        277,572
 *   Bank Artha Graha Internasional Tbk PT             6,018,100         39,538
     Bank Bukopin Tbk                                 38,948,266      1,861,121
 *   Bank Ina Perdana PT                               2,032,400        151,812
     Bank Maybank Indonesia Tbk PT                     4,652,500        104,101
 *   Bank Nationalnobu Tbk PT                            715,800         49,162
 *   Bank Pan Indonesia Tbk PT                        27,159,800      2,979,978
     Bank Pembangunan Daerah Jawa Barat Dan Banten
       Tbk PT                                         23,882,800      4,119,682
     Bank Pembangunan Daerah Jawa Timur Tbk PT        30,906,500      1,799,532
 *   Bank Permata Tbk PT                              29,099,702      1,434,593
     Bank Tabungan Negara Persero Tbk PT              25,825,449      7,057,313
     Bank Tabungan Pensiunan Nasional Tbk PT             220,700         58,627
 *   Barito Pacific Tbk PT                            34,090,500      6,724,089
     Bekasi Fajar Industrial Estate Tbk PT            41,038,200        920,718
 *   Benakat Integra Tbk PT                          133,672,100        888,601
     BFI Finance Indonesia Tbk PT                        413,700         21,006

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
 INDONESIA -- (Continued)
     BISI International Tbk PT                           16,025,900 $ 2,098,823
     Blue Bird Tbk PT                                     1,951,000     498,626
     Bukit Asam Persero Tbk PT                           26,307,400   6,679,710
 *   Bumi Resources Tbk PT                               70,558,100   1,704,422
 *   Bumi Teknokultura Unggul Tbk PT                     57,107,600     567,281
     Catur Sentosa Adiprana Tbk PT                        2,986,100     109,374
     Ciputra Development Tbk PT                         111,394,920  11,311,549
 *   Citra Marga Nusaphala Persada Tbk PT                18,379,502   2,150,073
 *   Clipan Finance Indonesia Tbk PT                      1,482,000      35,340
 *   Delta Dunia Makmur Tbk PT                           35,879,700   3,134,812
     Dharma Satya Nusantara Tbk PT                        2,071,600      61,295
 *   Eagle High Plantations Tbk PT                      102,829,300   1,736,297
     Elnusa Tbk PT                                       33,322,300   1,058,913
     Erajaya Swasembada Tbk PT                           10,697,000     670,031
 *   Eureka Prima Jakarta Tbk PT                         15,407,200      90,849
 *   Ever Shine Textile Tbk PT                            3,654,640      24,517
     Fajar Surya Wisesa Tbk PT                              808,400     309,454
     Gajah Tunggal Tbk PT                                15,045,800     956,249
 *   Garuda Indonesia Persero Tbk PT                     40,357,249     946,503
     Global Mediacom Tbk PT                              68,941,900   3,863,370
 *   Hanson International Tbk PT                        366,223,700   3,033,314
 *   Harum Energy Tbk PT                                  8,271,500   2,040,622
     Hexindo Adiperkasa Tbk PT                              508,500     129,568
 *   Holcim Indonesia Tbk PT                              6,836,200     459,548
     Impack Pratama Industri Tbk PT                         169,800      13,062
     Indah Kiat Pulp & Paper Corp. Tbk PT                22,169,000  15,522,528
 *   Indika Energy Tbk PT                                12,820,200   4,275,935
     Indo Tambangraya Megah Tbk PT                        3,117,200   7,048,327
     Industri Jamu Dan Farmasi Sido Muncul Tbk PT        19,526,400     904,415
     Inovisi Infracom Tbk PT                              1,806,467         810
 *   Inti Agri Resources Tbk PT                           7,490,200     159,997
     Intiland Development Tbk PT                         68,944,332   1,844,551
     Japfa Comfeed Indonesia Tbk PT                      43,183,200   4,710,786
     Jaya Real Property Tbk PT                           12,272,400     811,507
     Kawasan Industri Jababeka Tbk PT                   158,994,257   3,537,092
     KMI Wire & Cable Tbk PT                             17,852,200     673,563
 *   Krakatau Steel Persero Tbk PT                       36,927,702   1,419,220
 *   Kresna Graha Investama Tbk PT                       97,619,100   3,973,616
     Link Net Tbk PT                                      6,268,200   2,541,491
 *   Lippo Cikarang Tbk PT                                4,090,500   1,063,776
     Lippo Karawaci Tbk PT                              124,895,000   5,131,819
     Malindo Feedmill Tbk PT                              7,226,400     383,369
     Matahari Department Store Tbk PT                       200,300     166,431
 *   Matahari Putra Prima Tbk PT                         10,215,728     369,042
 *   Medco Energi Internasional Tbk PT                   62,649,733   5,800,729
     Media Nusantara Citra Tbk PT                        27,288,200   3,104,411
 *   Mega Manunggal Property Tbk PT                       1,096,800      48,051
     Metropolitan Kentjana Tbk PT                             5,300      13,195
 *   Minna Padi Investama Tbk PT                             62,900       3,592
     Mitra Adiperkasa Tbk PT                              6,775,900   3,699,163
     Mitra Keluarga Karyasehat Tbk PT                     2,443,700     348,391
     Mitra Pinasthika Mustika Tbk PT                      6,396,600     392,053
 *   MNC Investama Tbk PT                               190,385,200   1,721,336

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
*   MNC Land Tbk PT                                        1,031,700 $  105,309
*   MNC Sky Vision Tbk PT                                  1,540,200     94,297
    Modernland Realty Tbk PT                              86,007,200  2,057,328
    Multipolar Tbk PT                                     62,638,500    800,185
*   Multistrada Arah Sarana Tbk PT                         6,288,800    133,270
    Nippon Indosari Corpindo Tbk PT                       19,082,689  1,845,033
*   Nirvana Development Tbk PT                            12,056,400     80,510
*   Nusantara Infrastructure Tbk PT                      112,594,600  1,896,616
    Pabrik Kertas Tjiwi Kimia Tbk PT                       2,133,800    751,615
*   Pacific Strategic Financial Tbk PT                     5,979,900    227,738
    Pakuwon Jati Tbk PT                                   19,517,800  1,032,958
    Pan Brothers Tbk PT                                   28,934,500  1,062,631
*   Panin Financial Tbk PT                               153,994,900  3,447,458
    Panin Sekuritas Tbk PT                                    31,500      5,646
*   Paninvest Tbk PT                                       8,124,500    867,744
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT                                                  31,053,800  3,038,315
    PP Persero Tbk PT                                     26,894,214  6,283,963
    PP Properti Tbk PT                                    78,779,400  1,127,627
    Ramayana Lestari Sentosa Tbk PT                       31,680,900  2,767,146
    Resource Alam Indonesia Tbk PT                         2,456,000     81,856
*   Rimo International Lestari Tbk PT                     19,926,800    217,090
    Salim Ivomas Pratama Tbk PT                           34,236,200  1,329,483
    Sampoerna Agro PT                                      5,969,300  1,133,740
    Sawit Sumbermas Sarana Tbk PT                         21,821,100  2,428,101
*   Sekawan Intipratama Tbk PT                             9,367,900     15,393
    Selamat Sempurna Tbk PT                               21,908,900  2,174,828
    Semen Baturaja Persero Tbk PT                         22,567,500  6,237,881
*   Sentul City Tbk PT                                   205,529,400  2,254,418
*   Siloam International Hospitals Tbk PT                  3,748,150  2,465,253
    Sinar Mas Agro Resources & Technology Tbk PT           1,037,460    282,366
*   Sitara Propertindo Tbk PT                             12,248,500    722,446
    Sri Rejeki Isman Tbk PT                               84,092,531  2,401,548
    Steel Pipe Industry of Indonesia PT                    5,809,800     55,450
*   Sugih Energy Tbk PT                                  162,320,200    606,193
    Sumber Alfaria Trijaya Tbk PT                            293,400     13,297
    Summarecon Agung Tbk PT                               70,356,364  5,890,350
    Surya Semesta Internusa Tbk PT                        30,910,500  1,350,844
    Tempo Scan Pacific Tbk PT                              1,314,400    162,524
*   Tiga Pilar Sejahtera Food Tbk                         19,238,200    782,136
    Timah Tbk PT                                          31,284,414  2,447,772
    Tiphone Mobile Indonesia Tbk PT                       18,845,000  1,302,748
    Total Bangun Persada Tbk PT                           13,489,100    746,448
    Tower Bersama Infrastructure Tbk PT                    4,673,400  2,142,417
*   Trada Alam Minera Tbk PT                              49,301,800  1,178,125
    Trias Sentosa Tbk PT                                  33,492,700  1,014,080
*   Truba Alam Manunggal Engineering PT                   21,316,500     63,686
    Tunas Baru Lampung Tbk PT                             20,250,400  1,867,434
    Tunas Ridean Tbk PT                                   12,252,300  1,088,714
    Ultrajaya Milk Industry & Trading Co. Tbk PT          14,629,600  1,387,268
    Unggul Indah Cahaya Tbk PT                                48,239     12,596
*   Vale Indonesia Tbk PT                                 17,738,100  4,947,219
*   Visi Media Asia Tbk PT                                57,624,900  1,317,815
    Waskita Beton Precast Tbk PT                          24,746,800    875,105

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
 INDONESIA -- (Continued)
     Waskita Karya Persero Tbk PT                       13,203,500 $  2,792,983
     Wijaya Karya Beton Tbk PT                          20,302,800      909,773
     Wijaya Karya Persero Tbk PT                        26,159,207    4,059,563
                                                                   ------------
 TOTAL INDONESIA                                                    257,039,224
                                                                   ------------
 MALAYSIA -- (3.2%)
 #   7-Eleven Malaysia Holdings Bhd Class B              2,618,800    1,048,024
 #   Aeon Co. M Bhd                                      4,025,600    1,687,189
 #   Aeon Credit Service M Bhd                             668,400    2,305,759
     Affin Holdings Bhd                                  1,576,220    1,023,112
 #*  AirAsia X Bhd                                      17,602,300    1,828,742
     Ajinomoto Malaysia Bhd                                113,300      597,163
     Alliance Bank Malaysia Bhd                          2,686,500    2,982,238
     Allianz Malaysia Bhd                                  114,000      383,368
     Amway Malaysia Holdings Bhd                           294,000      595,311
 #   Ann Joo Resources Bhd                                 787,050      704,128
     APM Automotive Holdings Bhd                           256,900      247,214
     Benalec Holdings Bhd                                3,667,000      370,762
 #*  Berjaya Assets BHD                                  2,154,800      226,300
 *   Berjaya Corp. Bhd                                  23,607,127    2,058,967
     Berjaya Food Bhd                                      344,300      154,432
 *   Berjaya Land Bhd                                    3,734,000      320,876
     Berjaya Sports Toto Bhd                             4,198,867    2,434,127
 #*  Bermaz Auto Bhd                                     4,600,300    2,642,056
     BIMB Holdings Bhd                                   1,490,308    1,585,342
     Bintulu Port Holdings Bhd                              25,900       39,825
     Bonia Corp. Bhd                                     1,427,000      183,006
 *   Borneo Aqua Harvest Bhd                               103,100       20,489
 #*  Borneo Oil Bhd                                      6,671,999      145,700
     Boustead Holdings Bhd                               2,622,628    1,929,973
 #   Boustead Plantations Bhd                            2,105,100      911,943
 #*  Bumi Armada Bhd                                    16,045,600    3,463,178
     Bursa Malaysia Bhd                                  3,512,200    9,816,010
     CAB Cakaran Corp. Bhd                               2,050,200      480,827
     Cahya Mata Sarawak Bhd                              3,362,500    3,750,157
     Can-One Bhd                                           435,800      324,046
     Carlsberg Brewery Malaysia Bhd Class B              1,166,100    4,767,066
 #   CB Industrial Product Holding Bhd                   2,763,740    1,260,388
     CCM Duopharma Biotech Bhd                              29,600       21,011
     Century Logistics Holdings Bhd Class B              1,008,900      252,143
     Chin Teck Plantations Bhd                              33,000       65,739
     Coastal Contracts Bhd                               1,880,866      630,855
     CSC Steel Holdings Bhd                                875,500      346,271
     Cypark Resources Bhd                                1,059,700      716,642
     D&O Green Technologies Bhd                          3,253,600      549,710
 #   Dagang NeXchange Bhd                                8,035,600      987,762
     Daibochi Plastic & Packaging Industry Bhd             133,056       77,320
 #   Datasonic Group Bhd                                 3,464,100    1,047,172
 *   Daya Materials Bhd                                  8,058,600      175,903
 *   Dayang Enterprise Holdings Bhd                      2,370,596      490,412
 #*  Destinii Bhd                                        2,853,000      441,431
     DKSH Holdings Malaysia Bhd                            109,000      109,042

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 MALAYSIA -- (Continued)
 #   DRB-Hicom Bhd                                         6,367,700 $4,239,822
     Dutch Lady Milk Industries Bhd                          136,900  2,215,067
 #   Eastern & Oriental Bhd                                6,175,347  2,263,124
 *   Eco World Development Group Bhd                       6,844,800  2,459,309
 #   Econpile Holldings Bhd                                4,724,750  1,502,357
 #   Ekovest Bhd                                           6,079,050  1,548,362
 #   Evergreen Fibreboard Bhd                              3,947,350    581,347
     Excel Force MSC Bhd                                     478,600    186,059
     FAR East Holdings Bhd                                    61,500    138,962
 #   Felda Global Ventures Holdings Bhd                    8,890,400  4,578,929
 #   Gabungan AQRS Bhd                                     1,480,700    736,129
 #   Gadang Holdings Bhd                                   2,265,200    673,386
 #   Gas Malaysia Bhd                                      1,164,100    823,363
 #   George Kent Malaysia BHD                              2,373,600  2,324,319
 #   Globetronics Technology Bhd                           1,817,860  2,946,210
     Glomac Bhd                                            3,140,280    426,721
     Goldis Bhd                                              604,277    485,752
     Guan Chong Bhd                                           22,600     11,880
     GuocoLand Malaysia Bhd                                1,578,400    437,206
     Hai-O Enterprise Bhd                                  1,100,420  1,520,529
     HAP Seng Consolidated Bhd                             1,760,040  4,387,254
     Hap Seng Plantations Holdings Bhd                     1,284,500    840,705
 #   Heineken Malaysia Bhd                                   942,300  4,612,942
 #*  Hengyuan Refining Co. Bhd                               522,400  1,722,499
 #   HeveaBoard Bhd                                        2,697,200    690,873
     Hiap Teck Venture Bhd                                 6,471,400    829,623
 *   Hibiscus Petroleum Bhd                                6,437,600  1,602,865
     Hock Seng LEE BHD                                     1,371,808    573,834
     Hong Leong Industries Bhd                               660,000  1,642,481
     HSS Engineers Bhd                                       224,000     92,491
     Hua Yang Bhd                                          1,873,866    290,274
     Hume Industries Bhd                                     281,872    148,795
     Hup Seng Industries Bhd                               1,433,633    404,884
     I-Bhd                                                 2,260,900    307,404
     IFCA MSC Bhd                                            203,100     18,703
     IJM Plantations Bhd                                   1,595,400    982,810
 #   Inari Amertron Bhd                                    7,236,330  6,115,321
     Inch Kenneth Kajang Rubber P.L.C.                     1,045,300    186,384
     Insas Bhd                                             3,918,581    973,169
 *   Iris Corp. Bhd                                       11,177,700    617,471
 #*  Iskandar Waterfront City Bhd                          3,063,100  1,074,372
 #*  JAKS Resources Bhd                                    2,581,000  1,151,281
 #   Jaya Tiasa Holdings Bhd                               3,092,227    846,310
 #   JCY International Bhd                                 3,967,600    436,814
 #   Karex Bhd                                             1,652,749    486,669
     Keck Seng Malaysia Bhd                                  847,250  1,012,337
     Kenanga Investment Bank Bhd                           1,871,360    292,322
 #   Kerjaya Prospek Group Bhd                               799,900    834,064
     Kesm Industries Bhd                                      36,700    187,623
     Kian JOO CAN Factory Bhd                              1,801,180  1,362,891
     Kim Loong Resources Bhd                                 308,960    331,127
 #   Kimlun Corp. Bhd                                        706,409    413,146
 #*  KNM Group Bhd                                        13,496,680    861,426

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 MALAYSIA -- (Continued)
 #   Kossan Rubber Industries                              2,910,000 $6,464,117
     KPJ Healthcare Bhd                                   21,715,000  5,396,914
 #   Kretam Holdings Bhd                                   3,815,400    674,582
 *   KSL Holdings Bhd                                      4,681,218  1,235,039
     Kumpulan Fima Bhd                                       880,850    354,480
     Kumpulan Perangsang Selangor Bhd                      1,580,100    526,759
 *   Kwantas Corp. Bhd                                       243,000     87,691
 *   Lafarge Malayan Bhd                                     893,500  1,276,311
     Land & General BHD                                   14,548,060    780,304
 *   Landmarks Bhd                                         1,775,200    395,374
 #   LBS Bina Group Bhd                                    2,007,900  1,218,523
     Lii Hen Indsustries Bhd                                 642,100    510,030
     Lingkaran Trans Kota Holdings Bhd                     1,236,900  1,820,199
 #*  Lion Industries Corp. Bhd                             2,663,300    888,920
 #   LPI Capital Bhd                                         280,870  1,408,256
     Magni-Tech Industries Bhd                               246,000    313,737
 #   Magnum Bhd                                            5,030,000  2,386,665
     Mah Sing Group Bhd                                    9,866,187  3,629,367
     Malakoff Corp. Bhd                                    7,338,100  1,787,446
     Malayan Flour Mills Bhd                               2,022,650  1,134,811
 *   Malayan United Industries Bhd                         1,806,500    101,696
     Malaysia Building Society Bhd                         7,911,263  2,370,452
 #*  Malaysia Marine and Heavy Engineering Holdings Bhd    2,042,400    415,451
 *   Malaysian Bulk Carriers Bhd                           2,787,000    571,230
     Malaysian Pacific Industries Bhd                        771,813  2,075,719
 #   Malaysian Resources Corp. Bhd                        12,953,298  3,972,920
     Malton Bhd                                            3,090,500    740,134
 #   Matrix Concepts Holdings Bhd                          2,818,158  1,575,858
     MBM Resources Bhd                                     1,379,696    831,692
     Media Chinese International, Ltd.                     4,247,300    414,254
 #   Media Prima Bhd                                       6,440,803  1,122,265
     Mega First Corp. Bhd                                  1,198,800  1,153,691
 #   Mitrajaya Holdings Bhd                                1,851,000    464,540
 *   MK Land Holdings Bhd                                  3,019,200    180,257
 #   MKH Bhd                                               2,199,134    953,062
     MMC Corp. Bhd                                         1,748,000    894,745
 *   MNRB Holdings Bhd                                     1,142,650    770,158
 *   MPHB Capital Bhd                                      1,394,900    539,401
 *   Mudajaya Group Bhd                                    2,167,066    513,797
     Muhibbah Engineering M Bhd                            2,475,450  2,010,445
 *   Mulpha International Bhd                              1,364,330    888,704
     Mynews Holdings Bhd                                      35,200     14,097
 *   Naim Holdings Bhd                                     1,264,500    334,064
     NTPM Holdings Bhd                                       640,000     95,078
 #*  OCK Group Bhd                                         1,962,300    434,466
     Oldtown Bhd                                           1,914,850  1,497,945
     Oriental Holdings Bhd                                   426,700    712,102
     OSK Holdings Bhd                                      8,106,555  2,163,164
     Pacific & Orient Bhd                                    205,000     67,297
 #   Padini Holdings Bhd                                   2,987,800  3,900,593
     Panasonic Manufacturing Malaysia BHD                    157,684  1,402,895
     Pantech Group Holdings Bhd                            2,443,030    410,011
     Paramount Corp. Bhd                                     591,225    287,672

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
*   Parkson Holdings Bhd                                   2,674,947 $  362,787
*   Pentamaster Corp., Bhd                                 1,209,520    803,809
*   Perdana Petroleum Bhd                                    720,333     72,075
    PESTECH International Bhd                              1,533,300    714,983
#   Petron Malaysia Refining & Marketing Bhd                 357,500  1,054,983
    Pharmaniaga Bhd                                          649,060    683,259
#   Pie Industrial BHD                                     1,237,500    555,257
#   Pos Malaysia Bhd                                       2,923,200  3,691,552
    Power Root Bhd                                           189,500     89,023
    Prestariang Bhd                                          273,500    122,793
    Protasco Bhd                                           2,265,950    633,758
#*  Puncak Niaga Holdings Bhd                              1,671,020    282,313
#   QL Resources Bhd                                       5,138,159  6,329,430
    Ranhill Holdings Bhd                                      61,300     11,395
    RGB International Bhd                                  2,064,200    144,922
#*  Rimbunan Sawit Bhd                                     3,667,900    337,924
*   Salcon Bhd                                             3,458,733    411,568
    Salutica Bhd                                             201,000     56,672
    Sam Engineering & Equipment M Bhd                        152,800    282,254
    Sarawak Oil Palms Bhd                                  1,020,704    981,107
    SCGM Bhd                                                  20,100     11,783
    Scicom MSC Bhd                                           272,400    118,508
#   Scientex Bhd                                           1,528,224  3,431,195
*   Scomi Group Bhd                                        4,109,500    260,555
    SEG International Bhd                                    145,885     24,301
    Selangor Dredging Bhd                                  1,118,200    251,689
#   Selangor Properties Bhd                                  230,200    286,273
    Shangri-La Hotels Malaysia Bhd                           418,700    530,827
    SHL Consolidated Bhd                                     246,000    166,543
#   SKP Resources Bhd                                      4,951,400  2,486,869
    Star Media Group Bhd                                   1,888,800    672,778
*   Sumatec Resources Bhd                                  9,919,300    199,244
*   Sunsuria Bhd                                              49,400     15,901
    Sunway Bhd                                             3,331,979  1,508,132
    Sunway Construction Group Bhd                          1,853,836  1,218,832
#   Supermax Corp. Bhd                                     3,327,100  1,866,128
    Suria Capital Holdings Bhd                               699,800    326,059
    Syarikat Takaful Malaysia Bhd                          2,358,400  2,255,185
    Symphony Life Bhd                                        439,187     86,875
#   Ta Ann Holdings Bhd                                    1,647,489  1,403,814
#   TA Enterprise Bhd                                      8,724,800  1,418,500
    TA Global Bhd                                          8,747,540    807,723
#   Taliworks Corp. Bhd                                    2,186,850    610,753
    Tambun Indah Land Bhd                                  1,389,500    339,275
    TAN Chong Motor Holdings BHD                           1,625,200    713,116
    Tasek Corp. Bhd                                           86,800    238,080
    TDM Bhd                                                5,725,420    684,251
    TH Plantations Bhd                                     1,616,060    435,900
#   Thong Guan Industries Bhd                                167,000    166,167
#   Time dotCom Bhd                                        2,063,588  4,636,865
    Tiong NAM Logistics Holdings                           1,439,016    445,859
#   TMC Life Sciences Bhd                                  1,091,000    235,237
    Top Glove Corp. Bhd                                    1,970,120  4,674,014

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
 MALAYSIA -- (Continued)
     Tropicana Corp. Bhd                                 4,261,355 $    999,693
     TSH Resources Bhd                                   4,102,200    1,732,836
 #   Tune Protect Group Bhd                              3,746,900      997,978
 #   Uchi Technologies Bhd                               1,564,100    1,135,552
     UEM Edgenta Bhd                                     2,702,400    1,731,280
 *   UEM Sunrise Bhd                                    10,963,600    3,169,069
 *   UMW Holdings Bhd                                      955,600    1,666,224
 #*  UMW Oil & Gas Corp. Bhd                            26,275,708    2,179,271
     Unisem M Bhd                                        3,906,890    3,021,372
     United Malacca Bhd                                    427,850      705,714
     United Plantations Bhd                                438,300    3,200,299
     United U-Li Corp. Bhd                                 613,900      503,658
     UOA Development Bhd                                 4,821,100    3,110,006
     ViTrox Corp. Bhd                                      561,000      907,618
 #*  Vivocom International Holdings Bhd                  7,000,700      213,821
 #   VS Industry Bhd                                     5,255,730    4,109,123
 #*  Wah Seong Corp. Bhd                                 2,187,269      818,915
 *   WCE Holdings Bhd                                      552,000      167,120
 #*  WCT Holdings Bhd                                    6,966,602    2,787,095
 #   Wellcall Holdings Bhd                               2,990,700    1,179,110
     WTK Holdings Bhd                                    2,322,000      413,339
 #   Yinson Holdings Bhd                                 3,428,600    3,704,471
 *   YNH Property Bhd                                    3,521,488    1,261,864
 #*  Yong Tai BHD                                        1,273,200      495,512
 *   YTL Land & Development Bhd                          1,028,200      134,917
     Zhulian Corp. Bhd                                     585,033      248,627
                                                                   ------------
 TOTAL MALAYSIA                                                     279,542,087
                                                                   ------------
 MEXICO -- (2.1%)
 #   Alpek S.A.B. de C.V.                                3,847,469    5,562,905
 #   Alsea S.A.B. de C.V.                                5,090,080   16,655,385
 #*  Axtel S.A.B. de C.V.                                7,917,886    2,029,273
 #   Banregio Grupo Financiero S.A.B. de C.V.            1,992,409   12,387,958
 *   Bio Pappel S.A.B. de C.V.                             360,076      388,869
     Bolsa Mexicana de Valores S.A.B. de C.V.            4,098,507    7,857,119
 *   CMR S.A.B. de C.V.                                      1,323          492
     Consorcio ARA S.A.B. de C.V. Series *               8,371,179    3,508,278
 #*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
       ADR                                                 205,047    1,738,799
 #*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
       Class A                                           1,727,133    1,480,128
 *   Corp Interamericana de Entretenimiento S.A.B. de
       C.V. Class B                                        960,372    1,079,736
     Corp. Actinver S.A.B. de C.V.                         187,852      140,295
     Corp. Inmobiliaria Vesta S.A.B. de C.V.             5,667,547    7,813,841
     Corp. Moctezuma S.A.B. de C.V. Series *               861,300    3,451,355
     Corporativo Fragua S.A.B. de C.V.                           3           39
     Corporativo GBM S.A.B. de C.V.                         22,477       16,243
     Corpovael S.A. de C.V.                                 60,941       49,115
 #   Credito Real S.A.B. de C.V. SOFOM ER                1,578,735    2,120,616
     Cydsa S.A.B. de C.V.                                    3,875        6,612
 #*  Desarrolladora Homex S.A.B. de C.V.                   519,622       15,355
 #*  Elementia S.A.B. de C.V.                              471,026      630,928
 #*  Empresas ICA S.A.B. de C.V.                         3,768,186       47,102
 *   Financiera Independencia S.A.B. de C.V. SOFOM ENR      62,171       10,021

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
 MEXICO -- (Continued)
 #*  Genomma Lab Internacional S.A.B. de C.V. Class B    7,642,021 $  8,368,068
 #   Gentera S.A.B. de C.V.                              8,007,004    7,266,286
 *   Grupo Aeromexico S.A.B. de C.V.                     1,789,512    2,828,721
     Grupo Aeroportuario del Centro Norte S.A.B. de
       C.V.                                              2,460,734   12,531,243
 #   Grupo Cementos de Chihuahua S.A.B. de C.V.            840,302    4,755,093
 #   Grupo Comercial Chedraui S.A. de C.V.               3,005,046    6,686,043
 #*  Grupo Famsa S.A.B. de C.V. Class A                  2,450,655    1,569,536
     Grupo Financiero Interacciones SA de C.V. Class O     804,047    3,878,590
 #*  Grupo GICSA S.A. de C.V.                            1,093,387      622,720
     Grupo Herdez S.A.B. de C.V. Series *                1,985,528    4,682,248
 *   Grupo Hotelero Santa Fe S.A.B. de C.V.                308,165      181,636
     Grupo Industrial Saltillo S.A.B. de C.V.              885,642    1,594,101
     Grupo KUO S.A.B. de C.V. Series B                     758,658    1,716,093
 *   Grupo Pochteca S.A.B. de C.V.                         585,177      297,749
 *   Grupo Posadas S.A.B. de C.V.                          198,900      412,510
 #   Grupo Rotoplas S.A.B. de C.V.                         580,300      925,711
     Grupo Sanborns S.A.B. de C.V.                         856,324      952,404
 #*  Grupo Simec S.A.B. de C.V. Series B                 1,222,425    4,219,958
 *   Grupo Sports World S.A.B. de C.V.                     583,706      580,201
 #*  Hoteles City Express S.A.B. de C.V.                 1,980,935    2,536,338
 #   Industrias Bachoco S.A.B. de C.V. Series B          1,350,035    6,951,918
     Industrias Bachoco S.A.B. de C.V. Sponsored ADR        30,230    1,872,446
 *   Industrias CH S.A.B. de C.V. Series B               1,975,464    8,853,195
 *   La Comer S.A.B. de C.V.                             2,802,454    2,853,386
 #*  Maxcom Telecomunicaciones S.A.B. de C.V.              246,465      103,953
     Megacable Holdings S.A.B. de C.V.                   1,773,371    8,126,630
 #*  Minera Frisco S.A.B. de C.V. Class A1               2,180,733    1,441,187
 #   Nemak S.A.B. de C.V.                                3,383,660    2,832,481
 #   Organizacion Cultiba S.A.B. de C.V.                 1,179,623      988,737
     Qualitas Controladora S.A.B. de C.V.                1,830,513    4,580,278
 #   Rassini S.A.B. de C.V.                                398,256    1,622,832
     Rassini S.A.B. De C.V. Class A                        219,106      457,007
 #*  Telesites S.A.B. de C.V.                            6,226,034    4,683,304
 #   TV Azteca S.A.B. de C.V.                           12,229,240    2,207,758
     Unifin Financiera S.A.B. de C.V. SOFOM ENR            517,075    1,889,188
     Vitro S.A.B. de C.V. Series A                         917,857    3,444,722
                                                                   ------------
 TOTAL MEXICO                                                       186,504,735
                                                                   ------------
 PHILIPPINES -- (1.1%)
     A Soriano Corp.                                     3,430,211      472,162
     ACR Mining Corp.                                       48,205        3,154
     Alsons Consolidated Resources, Inc.                 7,605,000      193,643
 *   Apex Mining Co., Inc.                               9,649,000      284,334
 *   Atlas Consolidated Mining & Development Corp.       6,148,000      582,822
     Belle Corp.                                        31,652,400    2,362,128
 *   Bloomberry Resorts Corp.                           22,731,400    5,438,658
     Cebu Air, Inc.                                      1,594,810    3,079,971
     Cebu Holdings, Inc.                                 3,291,900      377,081
 *   CEMEX Holdings Philippines, Inc.                    3,267,600      267,097
     Century Pacific Food, Inc.                          5,770,900    1,756,444
     Century Properties Group, Inc.                     26,261,151      238,159
     China Banking Corp.                                 2,222,028    1,572,123

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ----------- ----------
PHILIPPINES -- (Continued)
    Cirtek Holdings Philippines Corp.                        931,700 $  908,326
    COL Financial Group, Inc.                                130,900     39,811
    Cosco Capital, Inc.                                   16,265,700  2,282,012
    D&L Industries, Inc.                                  20,103,500  4,770,100
*   DoubleDragon Properties Corp.                          2,533,190  1,885,694
    East West Banking Corp.                                3,298,400  1,857,654
*   EEI Corp.                                              3,466,400    832,597
    Emperador, Inc.                                        5,850,900    930,826
*   Empire East Land Holdings, Inc.                       19,893,000    259,269
    Energy Development Corp.                              10,075,582  1,114,811
    Filinvest Development Corp.                            3,314,322    490,159
    Filinvest Land, Inc.                                 102,959,577  3,748,682
    First Gen Corp.                                        9,938,800  3,094,224
    First Philippine Holdings Corp.                        2,234,230  2,691,772
*   Global Ferronickel Holdings, Inc.                     12,029,667    594,885
*   Global-Estate Resorts, Inc.                            1,646,000     42,423
    Holcim Philippines, Inc.                                  80,600     16,485
    Integrated Micro-Electronics, Inc.                     3,139,600  1,175,197
    Leisure & Resorts World Corp.                          3,397,640    270,907
*   Lepanto Consolidated Mining Co.                       42,985,455    131,759
    Lopez Holdings Corp.                                  20,270,300  2,173,518
    Macroasia Corp.                                        2,445,900  1,016,175
    Manila Water Co., Inc.                                 9,107,600  5,018,528
    Max's Group, Inc.                                      1,684,100    591,564
    Megawide Construction Corp.                            5,617,608  2,345,674
*   Melco Resorts And Entertainment Philippines Corp.     14,188,700  2,352,235
    Metro Retail Stores Group, Inc.                        5,661,900    410,691
    Nickel Asia Corp.                                      8,927,000  1,145,831
    Pepsi-Cola Products Philippines, Inc.                 10,934,900    617,417
    Petron Corp.                                          15,670,800  2,933,779
    Philex Mining Corp.                                    4,409,700    576,273
*   Philippine National Bank                               2,015,095  2,317,470
*   Philippine National Construction Corp.                   173,000      3,099
    Philippine Savings Bank                                  356,863    618,879
    Philippine Stock Exchange, Inc. (The)                    121,592    581,474
*   Philweb Corp.                                          3,009,240    393,043
    Phinma Corp.                                              94,323     15,167
    Phinma Energy Corp.                                   13,182,000    418,571
    Phoenix Petroleum Philippines, Inc.                    2,243,580    551,293
    Pilipinas Shell Petroleum Corp.                           69,570     84,657
    Premium Leisure Corp.                                 35,394,000    848,941
*   Prime Orion Philippines, Inc.                            309,000     15,243
    Puregold Price Club, Inc.                              4,655,100  4,837,674
*   PXP Energy Corp.                                       2,622,000    453,713
    RFM Corp.                                              8,856,668    832,250
    Rizal Commercial Banking Corp.                         2,718,270  2,659,428
    Robinsons Land Corp.                                  11,854,905  4,820,541
    Robinsons Retail Holdings, Inc.                        1,241,780  2,292,372
    San Miguel Pure Foods Co., Inc.                          105,230  1,273,858
    Security Bank Corp.                                      339,108  1,624,961
*   SSI Group, Inc.                                        9,264,000    552,642
    STI Education Systems Holdings, Inc.                  18,528,000    545,466
    Travellers International Hotel Group, Inc.             8,451,000    652,957

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Union Bank of the Philippines                         1,431,241 $ 2,512,183
*   Victorias Milling Co., Inc.                             231,600      12,808
    Vista Land & Lifescapes, Inc.                        44,349,900   6,033,002
    Xurpas, Inc.                                          4,266,400     361,130
                                                                    -----------
TOTAL PHILIPPINES                                                    98,259,876
                                                                    -----------
POLAND -- (1.3%)
*   AB SA                                                     1,082      10,231
*   Agora SA                                                266,452   1,147,183
    Amica SA                                                 24,073     927,084
    Apator SA                                                66,638     526,754
    Asseco Poland SA                                        549,318   7,629,556
*   Bank Ochrony Srodowiska SA                               12,873      36,355
#*  Bioton SA                                               539,811     649,831
*   Boryszew SA                                             886,027   2,553,929
    Budimex SA                                               85,383   5,255,218
    CD Projekt SA                                           334,982  11,615,791
#*  CI Games SA                                             252,830      78,697
*   Ciech SA                                                223,721   4,116,984
#   ComArch SA                                                8,514     470,859
#   Dom Development SA                                        5,209     129,493
    Elektrobudowa SA                                          8,568     205,484
*   Emperia Holding SA                                       84,744   2,505,060
    Enea SA                                               1,137,043   3,735,746
#   Energa SA                                               869,043   3,117,460
#   Eurocash SA                                             366,424   2,953,140
    Fabryki Mebli Forte SA                                  123,654   1,806,488
*   Famur SA                                                686,251   1,282,678
    Firma Oponiarska Debica SA                               29,483     882,183
*   Getin Holding SA                                      3,004,455   1,336,753
#*  Getin Noble Bank SA                                   2,134,719   1,168,674
    Globe Trade Centre SA                                   296,546     868,053
    Grupa Azoty Zaklady Chemiczne Police SA                  76,751     453,897
    Grupa Kety SA                                            70,874   8,555,376
*   Impexmetal SA                                           935,588   1,206,278
#   Inter Cars SA                                            38,678   3,287,306
    Kernel Holding SA                                       387,855   5,898,162
#   KRUK SA                                                 108,283   7,440,044
    LC Corp. SA                                             535,481     502,477
    Lentex SA                                               124,367     280,346
    Lubelski Wegiel Bogdanka SA                              70,267   1,418,162
    Netia SA                                              2,240,278   3,539,057
    Neuca SA                                                 16,877   1,360,310
    Newag SA                                                    493       2,704
#   Orbis SA                                                133,161   3,976,218
#   Pfleiderer Group SA                                      56,661     656,673
#*  PKP Cargo SA                                            102,888   1,859,052
#*  Polnord SA                                              261,430     825,906
*   Rafako SA                                               499,822     761,282
    Stalexport Autostrady SA                                492,197     657,474
    Stalprodukt SA                                            9,024   1,448,649
*   Tauron Polska Energia SA                              6,611,144   5,987,787

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Trakcja SA                                             290,967 $    623,879
*   Vistula Group SA                                     1,340,725    2,079,711
    Warsaw Stock Exchange                                  122,600    1,743,400
    Wawel SA                                                 1,245      428,150
    Zespol Elektrowni Patnow Adamow Konin SA                85,917      364,803
                                                                   ------------
TOTAL POLAND                                                        110,366,787
                                                                   ------------
SOUTH AFRICA -- (6.5%)
#   Adcock Ingram Holdings, Ltd.                           839,261    4,636,144
*   Adcorp Holdings, Ltd.                                  896,475    1,334,125
    Advtech, Ltd.                                        3,318,771    4,818,364
    Aeci, Ltd.                                           1,083,668    9,430,130
    African Oxygen, Ltd.                                   920,937    2,140,395
*   African Phoenix Investments, Ltd.                    5,837,783      345,033
    African Rainbow Minerals, Ltd.                       1,068,934   11,495,789
    Afrimat, Ltd.                                          111,491      278,699
    Alexander Forbes Group Holdings, Ltd.                3,859,439    2,272,282
*   Allied Electronics Corp., Ltd. Class A                 334,150      358,911
    Alviva Holdings, Ltd.                                1,332,356    1,959,415
*   ArcelorMittal South Africa, Ltd.                     1,784,999      555,180
#   Ascendis Health, Ltd.                                1,529,922    1,525,722
    Assore, Ltd.                                           158,979    4,214,711
    Astral Foods, Ltd.                                     434,252    8,690,535
*   Attacq, Ltd.                                         4,004,787    6,618,452
*   Aveng, Ltd.                                          3,795,612      618,201
    AVI, Ltd.                                            3,142,173   28,534,203
    Balwin Properties, Ltd.                                 47,919       21,453
    Barloworld, Ltd.                                     2,208,890   31,431,924
    Blue Label Telecoms, Ltd.                            3,959,693    4,542,351
#*  Brait SE                                               781,312    2,540,279
#   Cashbuild, Ltd.                                        203,416    7,805,487
    Caxton and CTP Publishers and Printers, Ltd.           313,704      307,142
    City Lodge Hotels, Ltd.                                321,443    3,985,022
    Clicks Group, Ltd.                                   2,486,642   35,786,924
    Clover Industries, Ltd.                              1,374,821    1,740,124
*   Consolidated Infrastructure Group, Ltd.                822,411      256,977
    Coronation Fund Managers, Ltd.                       1,913,797   12,707,423
#*  Curro Holdings, Ltd.                                   522,912    1,692,994
    DataTec, Ltd.                                        3,865,241   10,072,374
    Distell Group, Ltd.                                    272,622    3,194,455
#   DRDGOLD, Ltd.                                        2,932,131      908,953
    DRDGOLD, Ltd. Sponsored ADR                              9,400       27,636
*   enX Group, Ltd.                                        408,074      423,245
    EOH Holdings, Ltd.                                   1,098,252    5,934,421
    Evraz Highveld Steel and Vanadium, Ltd.                 63,001          118
    Exxaro Resources, Ltd.                                 276,449    3,333,189
#*  Famous Brands, Ltd.                                    666,887    6,250,488
    Foschini Group, Ltd. (The)                           2,131,677   34,882,536
    Grand Parade Investments, Ltd.                       3,033,383      642,534
*   Grindrod, Ltd.                                       5,178,455    5,731,738
    Group Five, Ltd.                                     1,015,485      872,340
    Harmony Gold Mining Co., Ltd.                        1,449,470    2,489,562

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
#   Harmony Gold Mining Co., Ltd. Sponsored ADR           2,733,482 $ 4,838,263
*   Howden Africa Holdings, Ltd.                             39,220     119,191
    Hudaco Industries, Ltd.                                 276,957   3,447,287
    Hulamin, Ltd.                                         1,296,594     589,935
#*  Impala Platinum Holdings, Ltd.                        2,819,886   8,661,516
    Imperial Holdings, Ltd.                                 562,828  13,496,220
    Invicta Holdings, Ltd.                                  362,206   1,720,176
    Italtile, Ltd.                                          214,396     246,182
    JSE, Ltd.                                               831,201  13,184,612
    KAP Industrial Holdings, Ltd.                        10,466,629   7,547,441
    Lewis Group, Ltd.                                       877,469   2,471,034
    Liberty Holdings, Ltd.                                1,089,081  12,073,002
    Life Healthcare Group Holdings, Ltd.                  3,534,396   8,106,741
*   Long4Life, Ltd.                                       2,574,768   1,191,954
    Massmart Holdings, Ltd.                                 531,169   6,246,668
    Merafe Resources, Ltd.                               11,489,424   1,603,722
#   Metair Investments, Ltd.                              1,320,959   2,375,173
    Metrofile Holdings, Ltd.                                140,627      42,521
    MiX Telematics, Ltd.                                     37,895      17,713
    MiX Telematics, Ltd. Sponsored ADR                        2,902      34,534
    MMI Holdings, Ltd.                                    6,193,335  11,832,576
    Mpact, Ltd.                                           1,555,329   3,550,672
    Murray & Roberts Holdings, Ltd.                       3,959,853   4,024,023
#*  Nampak, Ltd.                                          5,214,254   6,709,437
*   Net 1 UEPS Technologies, Inc.                               776       9,506
    Netcare, Ltd.                                           755,224   1,655,255
#*  Northam Platinum, Ltd.                                3,415,807  14,948,863
    Oceana Group, Ltd.                                      447,176   3,157,838
    Omnia Holdings, Ltd.                                    609,560   7,502,237
    Peregrine Holdings, Ltd.                              2,062,518   4,258,931
#   Pick n Pay Stores, Ltd.                               2,495,391  14,309,093
    Pioneer Foods Group, Ltd.                               224,968   2,484,619
*   PPC, Ltd.                                            14,661,585  10,049,777
    Raubex Group, Ltd.                                    1,306,791   2,350,352
    RCL Foods, Ltd.                                         705,154   1,029,304
    Reunert, Ltd.                                         1,622,219  10,238,753
#   Rhodes Food Group Pty, Ltd.                             623,031   1,155,402
#*  Royal Bafokeng Platinum, Ltd.                           706,327   1,906,439
    Santam, Ltd.                                            320,610   8,070,213
    Sibanye Gold, Ltd.                                      268,172     316,127
    SPAR Group, Ltd. (The)                                1,296,777  22,413,464
    Spur Corp., Ltd.                                        627,199   1,454,630
#*  Stadio Holdings, Ltd.                                   618,529     389,633
*   Stefanutti Stocks Holdings, Ltd.                        229,540      45,293
#*  Sun International, Ltd.                               1,096,248   6,180,665
*   Super Group, Ltd.                                     3,359,375  12,681,686
    Telkom SA SOC, Ltd.                                   2,036,964   8,854,481
    Tongaat Hulett, Ltd.                                  1,021,284   9,900,976
    Transaction Capital, Ltd.                               867,673   1,227,761
    Trencor, Ltd.                                         1,369,751   5,585,199
#   Truworths International, Ltd.                         2,404,925  19,832,438
    Tsogo Sun Holdings, Ltd.                              2,858,414   6,201,869

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH AFRICA -- (Continued)
    Wilson Bayly Holmes-Ovcon, Ltd.                        506,623 $  6,782,497
                                                                   ------------
TOTAL SOUTH AFRICA                                                  566,531,874
                                                                   ------------
SOUTH KOREA -- (15.7%)
#*  3S Korea Co., Ltd.                                      22,000       48,087
#   ABco Electronics Co., Ltd.                              76,717      832,338
    Able C&C Co., Ltd.                                      65,588    1,129,801
#   ABOV Semiconductor Co., Ltd.                           118,431      897,933
#*  Ace Technologies Corp.                                 178,732      938,029
#*  Actoz Soft Co., Ltd.                                    50,910      990,097
*   ADTechnology Co., Ltd.                                  41,183      439,600
    Advanced Nano Products Co., Ltd.                        68,114    1,269,374
*   Advanced Process Systems Corp.                          15,723      518,519
#   Aekyung Petrochemical Co., Ltd.                        112,680    1,966,827
    AfreecaTV Co., Ltd.                                     74,661    1,545,474
#*  Agabang&Company                                        253,993    1,441,151
#   Ahn-Gook Pharmaceutical Co., Ltd.                       58,793      905,428
#   Ahnlab, Inc.                                            53,146    2,789,138
#   AJ Networks Co., Ltd.                                   92,793      673,430
#*  AJ Rent A Car Co., Ltd.                                125,497    1,450,433
#*  Ajin Industrial Co., Ltd.                               46,385      238,674
    AK Holdings, Inc.                                       38,738    3,101,471
#*  Alticast Corp.                                          73,734      395,458
#   ALUKO Co., Ltd.                                        367,542    1,528,287
*   Alvogen Korea Co., Ltd                                     116        3,066
#*  Aminologics Co., Ltd.                                  239,814      621,971
#*  Amotech Co., Ltd.                                       72,347    3,325,255
#*  Anam Electronics Co., Ltd.                             738,248    3,075,174
#   Anapass, Inc.                                           70,895    1,478,731
#*  Aprogen Healthcare & Games, Inc.                       143,629      530,951
#*  APS Holdings Corp.                                     393,866    3,076,315
*   Arion Technology, Inc.                                 129,146      156,458
#   Asia Cement Co., Ltd.                                   13,376    1,623,564
    ASIA Holdings Co., Ltd.                                 10,133    1,276,438
#   Asia Paper Manufacturing Co., Ltd.                      41,937      870,598
*   Asiana Airlines, Inc.                                  972,693    4,920,568
#   Atinum Investment Co., Ltd.                            291,863    1,516,409
    AtlasBX Co., Ltd.                                          571       26,002
#*  AUK Corp.                                              220,465      628,155
#   Aurora World Corp.                                      42,236      478,676
#   Austem Co., Ltd.                                       160,334      847,096
#   Autech Corp.                                           123,048    1,549,145
    Automobile & PCB()                                     140,991       33,272
#*  Automobile & PCB(6244222)                              251,614      191,985
#   Avaco Co., Ltd.                                        105,551      773,053
#   Avatec Co., Ltd.                                         5,446       40,017
#   Baiksan Co., Ltd.                                      100,931      676,737
#*  Barun Electronics Co., Ltd.                            568,830      931,833
#*  Barunson Entertainment & Arts Corp.                    508,318    1,090,351
#   Bcworld Pharm Co., Ltd.                                 42,626      987,095
#*  BG T&A Co.                                              60,626      282,166
#*  BH Co., Ltd.                                           109,956    2,007,178

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
 SOUTH KOREA -- (Continued)
 *   Binex Co., Ltd.                                        145,862 $ 1,557,705
     Binggrae Co., Ltd.                                      47,161   2,918,368
 #*  Biolog Device Co., Ltd.                                126,061     363,008
 #*  BioSmart Co., Ltd.                                     134,659     705,984
 #*  Biotoxtech Co., Ltd.                                    59,773     605,420
 #   BIT Computer Co., Ltd.                                 113,558     660,793
 #   Bixolon Co., Ltd.                                       87,925     601,166
 #   Bluecom Co., Ltd.                                      103,817     689,817
 #   Boditech Med, Inc.                                     116,248   2,226,220
 #*  Bohae Brewery Co., Ltd.                                632,425     604,243
 #   BoKwang Industry Co., Ltd.                              84,295     465,329
     Bookook Securities Co., Ltd.                            13,958     367,307
 #*  Boryung Medience Co., Ltd.                              53,364     762,723
 #   Boryung Pharmaceutical Co., Ltd.                        50,364   2,669,736
 #*  Bosung Power Technology Co., Ltd.                      453,255   1,266,281
 #*  Brain Contents Co., Ltd.                               805,232     731,118
 #   BRIDGETEC Corp.                                         35,241     205,800
 #*  Bubang Co., Ltd.                                       218,353     692,352
     Bukwang Pharmaceutical Co., Ltd.                        86,264   2,226,178
     Busan City Gas Co., Ltd.                                 1,213      42,570
 #   BYC Co., Ltd.                                            1,007     287,019
 #*  BYON Co., Ltd.                                         155,966     322,122
 #   Byucksan Corp.                                         369,822   1,504,459
 #*  C&S Asset Management Co., Ltd.                         166,435     102,283
 #*  CammSys Corp.                                          308,501     822,821
 #*  Capro Corp.                                            332,967   3,117,255
     Caregen Co., Ltd.                                       10,861     936,657
     Cell Biotech Co., Ltd.                                  51,500   2,332,588
 #*  Celltrion Pharm, Inc.                                   78,722   7,185,330
 #*  Chabiotech Co., Ltd.                                   344,944  12,520,922
 #   Changhae Ethanol Co., Ltd.                              51,020     833,512
 #*  Charm Engineering Co., Ltd.                            264,298     681,570
 #*  Chemtronics Co., Ltd.                                   71,610     582,378
 #   Cheryong Industrial Co. Ltd/new                         49,903     407,749
 #*  Chin Hung International, Inc.                          234,602     468,066
     Chinyang Holdings Corp.                                167,246     468,256
 #*  Choa Pharmaceutical Co.                                116,712     634,540
 #   Choheung Corp.                                             382      87,819
 #   Chokwang Leather Co., Ltd.                                 607      22,738
 #   Chokwang Paint, Ltd.                                    46,428     447,836
     Chong Kun Dang Pharmaceutical Corp.                     45,831   6,288,865
 #   Chongkundang Holdings Corp.                             27,820   2,034,079
 #   Choong Ang Vaccine Laboratory                           43,598     741,229
 #*  Chorokbaem Media Co., Ltd.                             266,918     399,978
     Chosun Refractories Co., Ltd.                            6,715     546,600
 #   Chungdahm Learning, Inc.                                42,900     650,202
 #   CJ CGV Co., Ltd.                                        42,978   3,068,364
     CJ Freshway Corp.                                       48,575   1,598,313
     CJ Hello Co., Ltd.                                     217,479   1,916,056
 *   CJ O Shopping Co., Ltd.                                 29,131   6,141,878
 #*  CJ Seafood Corp.                                       191,102     523,203
 #   CKD Bio Corp.                                           31,884     781,268
 #   Clean & Science Co., Ltd.                               19,672     332,173

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
 SOUTH KOREA -- (Continued)
     Com2uSCorp                                              62,436 $ 8,516,489
 #   Commax Co., Ltd.                                        69,572     494,478
     Coreana Cosmetics Co., Ltd.                            174,532   1,141,029
 #   Cosmax BTI, Inc.                                        38,714   1,320,367
 #   Cosmax, Inc.                                            86,687  10,467,369
 #*  Cosmecca Korea Co., Ltd.                                11,110     685,909
 #*  CosmoAM&T Co., Ltd.                                     89,119   1,241,548
 #*  Cosmochemical Co., Ltd.                                 83,357   2,228,876
 #*  COSON Co., Ltd.                                        117,294   1,311,476
 #   COWELL FASHION Co., Ltd.                               234,384   1,235,072
 #*  Creaplanet Co., Ltd.                                   191,995     215,973
 *   Creative & Innovative System                           213,411     375,708
 #*  Crown Confectionery Co., Ltd.                           30,410     422,585
 #   CROWNHAITAI Holdings Co., Ltd.                          87,107   1,292,673
 #*  CrucialTec Co., Ltd.                                   756,561   1,333,142
 #   CS Wind Corp.                                           46,867   1,654,602
 #*  CTC BIO, Inc.                                           82,400   1,209,654
 #*  CTL, Inc.                                              160,964     879,296
 #   Cuckoo Holdings Co., Ltd.                                4,846     446,890
 #*  Cuckoo Homesys Co., Ltd.                                 4,091     737,460
 #*  CUROCOM Co., Ltd.                                       85,800     236,753
 #*  Curoholdings Co., Ltd.                                 423,171     414,084
 #   Cymechs, Inc.                                           35,317     517,333
 #   D.I Corp.                                              210,467     981,126
     Dae Dong Industrial Co., Ltd.                           96,824     893,173
     Dae Han Flour Mills Co., Ltd.                            7,679   1,247,588
 #   Dae Hyun Co., Ltd.                                     240,518     625,122
 #*  Dae Won Chemical Co., Ltd.                             273,923     712,890
     Dae Won Kang Up Co., Ltd.                              147,078     671,118
 *   Dae Young Packaging Co., Ltd.                          622,311     486,652
 #   Dae-Il Corp.                                           101,568     826,033
 #*  Daea TI Co., Ltd.                                      552,451     972,866
 #   Daebongls Co., Ltd.                                     69,097     669,809
 #*  Daechang Co., Ltd.                                     314,932     358,069
     Daechang Forging Co., Ltd.                               8,880     495,147
     Daeduck Electronics Co.                                276,024   2,488,010
     Daeduck GDS Co., Ltd.                                  157,900   3,402,129
     Daegu Department Store                                  32,833     365,967
 #   Daehan New Pharm Co., Ltd.                              79,981   1,100,219
     Daehan Steel Co., Ltd.                                 125,858   1,196,950
 #   Daehwa Pharmaceutical Co., Ltd.                         58,936   1,702,652
 #   Daejoo Co., Ltd.                                        12,773      25,845
 #*  Daejoo Electronic Materials Co., Ltd.                   81,087   1,274,880
     Daekyo Co., Ltd.                                       242,152   1,853,832
 #*  Daekyung Machinery & Engineering Co., Ltd.             805,869     781,472
 #   Daelim B&Co Co., Ltd.                                   98,313     630,333
     Daelim C&S Co., Ltd.                                     6,122      69,500
 #*  DAEMYUNG Corp. Co., Ltd.                               358,770   1,071,913
 #   Daeryuk Can Co., Ltd.                                  104,537     653,866
 #   Daesang Corp.                                          190,540   4,773,277
 #   Daesang Holdings Co., Ltd.                             142,191   1,351,565
     Daesung Energy Co., Ltd.                                65,638     368,782
 #   Daesung Holdings Co., Ltd.                              26,734     206,290

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 *   Daesung Industrial Co., Ltd.                             34,739 $  157,174
 #*  Daewon Cable Co., Ltd.                                  404,913    444,975
 #*  Daewon Media Co., Ltd.                                   77,129    692,665
 #   Daewon Pharmaceutical Co., Ltd.                         112,128  2,363,295
 #   Daewon San Up Co., Ltd.                                 104,480    799,334
 #*  Daewoo Electronic Components Co., Ltd.                  243,055    842,220
 #*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.       67,632  1,535,201
     Daewoong Co., Ltd.                                      185,019  3,359,658
 #   Daewoong Pharmaceutical Co., Ltd.                        37,952  6,439,605
 *   Dahaam E-Tec Co., Ltd.                                    2,100      6,637
 #   Daihan Pharmaceutical Co., Ltd.                          37,153  1,622,864
     Daishin Securities Co., Ltd.                            297,668  4,555,544
 #*  Danal Co., Ltd.                                         376,502  2,003,040
 #   Danawa Co., Ltd.                                         54,302    795,746
 #   Daou Data Corp.                                         161,737  2,219,314
 #   Daou Technology, Inc.                                   267,720  6,274,643
 #*  Dasan Networks, Inc.                                    120,319    785,966
 #   Dawonsys Co., Ltd.                                      167,481  3,486,334
 #   Dayou Automotive Seat Technology Co., Ltd.              502,384    512,639
 #*  Dayou Plus Co., Ltd.                                    443,110    292,163
 *   DB Financial Investment Co., Ltd.                       276,105  1,292,919
 *   DB HiTek Co., Ltd.                                      293,840  4,066,827
 #*  DB, Inc.                                                831,396    579,500
 #   DCM Corp.                                                42,882    506,090
 #*  Deutsch Motors, Inc.                                    186,431  1,166,166
 #   DHP Korea Co., Ltd.                                      85,942  1,066,239
     Digital Chosun Co., Ltd.                                216,515    474,491
 #   Digital Power Communications Co., Ltd.                  257,065  1,477,703
 #*  DIO Corp.                                               101,568  3,849,528
 #   Display Tech Co., Ltd.                                   52,616    194,266
 #   DMS Co., Ltd.                                           162,618  1,170,543
 #   DNF Co., Ltd.                                            71,511    977,573
 #   Dong A Eltek Co., Ltd.                                   78,504    948,395
 *   Dong Ah Tire & Rubber Co., Ltd.                          44,790    562,056
     Dong-A Socio Holdings Co., Ltd.                          21,487  2,981,452
     Dong-A ST Co., Ltd.                                      32,116  3,577,010
 #   Dong-A Steel Technology Co., Ltd.                         9,029     57,261
 #   Dong-Ah Geological Engineering Co., Ltd.                 76,065    931,649
 #   Dong-Il Corp.                                             6,596    330,273
 #   Dongbang Transport Logistics Co., Ltd.                   64,316     95,990
 #*  Dongbu Corp.                                             70,461    711,216
 #*  Dongbu Steel Co., Ltd.                                   53,621    532,177
     Dongil Industries Co., Ltd.                              11,279    845,059
     Dongjin Semichem Co., Ltd.                              255,935  3,942,056
 *   Dongkook Industrial Co., Ltd.                           157,704    190,488
     DongKook Pharmaceutical Co., Ltd.                        38,218  2,519,016
 #   Dongkuk Industries Co., Ltd.                            312,436  1,272,516
     Dongkuk Steel Mill Co., Ltd.                            544,707  6,191,821
 #   Dongkuk Structures & Construction Co., Ltd.             299,839  1,677,642
 #   Dongnam Marine Crane Co., Ltd.                          240,030    752,382
 #   Dongsung Chemical Co., Ltd.                              17,370    291,066
 #   DONGSUNG Corp.                                          226,392  1,415,978
 #   Dongsung Finetec Co., Ltd.                              138,157  1,076,108

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Dongsung Pharmaceutical Co., Ltd.                        142,763 $1,846,363
#   Dongwha Enterprise Co., Ltd.                              28,221  1,007,817
    Dongwha Pharm Co., Ltd.                                  200,939  2,031,342
#   Dongwon Development Co., Ltd.                            519,419  2,574,109
#   Dongwon F&B Co., Ltd.                                     10,063  2,460,371
    Dongwon Industries Co., Ltd.                              11,209  3,532,499
#   Dongwon Systems Corp.                                     16,560    809,513
#*  Dongwoo Farm To Table Co., Ltd.                           75,970    301,656
    Dongyang E&P, Inc.                                        41,389    506,077
#*  Dongyang Steel Pipe Co., Ltd.                            757,870    668,528
#*  Doosan Engine Co., Ltd.                                  411,154  1,726,449
    DoubleUGames Co., Ltd.                                    69,759  4,002,810
    Douzone Bizon Co., Ltd.                                  154,929  6,949,327
#*  Dragonfly GF Co., Ltd.                                    51,555    233,790
    DRB Holding Co., Ltd.                                     64,591    483,712
#   DSK Co., Ltd.                                             98,543  1,048,243
#   DSR Corp.                                                 23,050    122,647
#   DSR Wire Corp.                                            66,361    372,112
#*  DST ROBOT Co., Ltd.                                      448,645  1,117,949
#   DTR Automotive Corp.                                      32,595  1,023,618
#*  Duk San Neolux Co., Ltd.                                  67,020  1,237,996
#*  Duksan Hi-Metal Co., Ltd.                                 66,695    502,586
    Duksung Co., Ltd.                                         81,764    326,679
    DY Corp.                                                 135,846    852,553
#   DY POWER Corp.                                            60,459  1,366,428
    e Tec E&C, Ltd.                                           12,949  1,753,229
    e-Credible Co., Ltd.                                      21,402    297,628
#   e-LITECOM Co., Ltd.                                       58,444    398,971
#*  E-TRON Co., Ltd.                                       1,491,477    469,236
    E1 Corp.                                                  25,214  1,401,002
    Eagon Industrial, Ltd.                                    60,472    531,032
#   Easy Bio, Inc.                                           374,482  2,671,335
#*  EcoBio Holdings Co., Ltd.                                 57,314    567,098
#*  Ecopro Co., Ltd.                                         158,695  5,963,824
    Eehwa Construction Co., Ltd.                              27,648    121,992
#   EG Corp.                                                  47,517    556,451
#*  Ehwa Technologies Information Co., Ltd.                3,050,382  1,032,647
#   Elcomtec Co., Ltd.                                       261,529    552,466
#   Elentec Co., Ltd.                                        116,016    513,062
#   EM-Tech Co., Ltd.                                        102,271  1,827,799
#*  Emerson Pacific, Inc.                                     55,198  1,318,813
#*  EMKOREA Co., Ltd.                                         88,519    320,128
#*  EMW Co., Ltd.                                            173,518  1,071,801
#   Enex Co., Ltd.                                           335,866    650,098
#   ENF Technology Co., Ltd.                                  79,474  1,533,280
    Eo Technics Co., Ltd.                                     69,018  6,003,157
#   Estechpharma Co., Ltd.                                    89,268  1,357,000
#*  ESTsoft Corp.                                             33,140    222,390
#   Eugene Corp.                                             453,657  2,739,871
*   Eugene Investment & Securities Co., Ltd.                 588,034  2,309,284
#   Eugene Technology Co., Ltd.                              128,700  2,686,365
#   Eusu Holdings Co., Ltd.                                  119,655    848,262
#   EVERDIGM Corp.                                            87,678    812,944

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 #*  EXA E&C, Inc.                                            99,097 $  131,550
 *   Exem Co., Ltd.                                          104,856    458,059
     Exicon Co., Ltd.                                         31,648    411,314
 #   Ezwelfare Co., Ltd.                                      15,152     95,407
 #   F&F Co., Ltd.                                            61,898  2,673,538
 #   Farmsco                                                 168,568  2,099,171
 #*  FarmStory Co., Ltd.                                     547,789    700,282
 #*  Feelingk Co., Ltd.                                      206,665    689,079
 #   Feelux Co., Ltd.                                        283,759  1,036,961
 #   Fila Korea, Ltd.                                        101,983  8,242,524
 #   Fine DNC Co., Ltd.                                      103,000    363,055
 #   Fine Technix Co., Ltd.                                  206,246    516,454
 #*  Finetex EnE, Inc.                                        76,323    481,350
 #*  Firstec Co., Ltd.                                       209,199    726,062
 #*  Foosung Co., Ltd.                                       431,979  4,367,896
     Fursys, Inc.                                             14,941    484,382
 #*  G-SMATT GLOBAL Co., Ltd.                                127,846  1,689,780
 #   Galaxia Communications Co., Ltd.                         70,841    426,377
 #*  Gamevil, Inc.                                            45,326  2,887,668
     Gaon Cable Co., Ltd.                                     23,823    557,914
 #*  Genic Co., Ltd.                                          42,515    672,234
 #*  Genie Music Corp.                                       218,948  1,134,012
 #   Geumhwa PSC Co., Ltd.                                     6,153    251,342
 #*  Gigalane Co., Ltd.                                      170,061    551,939
     GIIR, Inc.                                               22,387    197,847
 *   Global Display Co., Ltd.                                 62,631    110,722
 *   Global Standard Technology Co., Ltd.                     11,274    125,583
 #   GMB Korea Corp.                                          79,071    799,356
 #*  GNCO Co., Ltd.                                          682,448  1,840,883
     Golfzon Co., Ltd.                                        26,580  1,250,444
 #   GOLFZONNEWDIN Co., Ltd.                                 213,783  1,164,048
 #*  Good People Co., Ltd.                                    89,915    173,174
     Grand Korea Leisure Co., Ltd.                            80,635  2,298,733
     Green Cross Holdings Corp.                               76,308  3,049,179
 #*  GS Global Corp.                                         415,668  1,543,516
     GS Home Shopping, Inc.                                   26,507  5,507,903
 #   Gwangju Shinsegae Co., Ltd.                               3,686    838,808
 #*  GY Commerce Co., Ltd.                                   149,142    680,120
 #   HAESUNG DS Co., Ltd.                                     76,086  1,324,842
 #   Haesung Industrial Co., Ltd.                             25,164    383,920
 #*  Haesung Optics Co., Ltd.                                 60,772    288,550
     Haitai Confectionery & Foods Co., Ltd.                   58,817    941,868
 #   Halla Corp.                                             151,009    579,044
 #   Halla Holdings Corp.                                     84,434  4,759,959
 #   Han Kuk Carbon Co., Ltd.                                265,268  1,773,665
 #*  Hana Micron, Inc.                                       152,743    765,033
     Hana Tour Service, Inc.                                  79,962  8,402,230
 #   Hancom MDS, Inc.                                         52,411  1,043,115
     Hancom, Inc.                                            152,021  2,775,485
 #   Handok, Inc.                                             46,806  1,677,971
 #   Handsome Co., Ltd.                                      133,583  4,045,910
     Hanil Cement Co., Ltd.                                   28,711  4,484,489
     Hanil Vacuum Co., Ltd.()                                 99,281    134,346

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Hanil Vacuum Co., Ltd.(B4R6Z81)                          242,860 $  781,154
#*  Hanjin Heavy Industries & Construction Co., Ltd.         712,169  2,474,313
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                    87,816    341,051
#*  Hanjin Kal Corp.                                         372,662  8,083,488
    Hanjin Transportation Co., Ltd.                           86,910  2,234,927
#*  Hankook Cosmetics Co., Ltd.                               77,549  1,364,204
#   Hankook Cosmetics Manufacturing Co., Ltd.                 15,080    715,337
    Hankook Shell Oil Co., Ltd.                                5,352  1,917,019
    Hankuk Glass Industries, Inc.                              9,314    320,902
    Hankuk Paper Manufacturing Co., Ltd.                      23,476    531,977
#   Hankuk Steel Wire Co., Ltd.                               58,735    152,903
#   Hanla IMS Co., Ltd.                                       43,244    313,969
#   Hanmi Semiconductor Co., Ltd.                            230,587  2,558,184
#   HanmiGlobal Co., Ltd.                                     65,410    637,443
#   Hans Biomed Corp.                                         62,852  1,703,845
    Hansae Co., Ltd.                                         179,726  4,585,920
#   Hansae MK Co., Ltd.                                       44,029    517,457
    Hansae Yes24 Holdings Co., Ltd.                           96,969    999,996
#   Hanshin Construction                                      60,839  1,409,746
#   Hanshin Machinery Co.                                    226,979    886,970
#   Hansol Chemical Co., Ltd.                                 76,789  4,845,802
*   Hansol Holdings Co., Ltd.                                389,445  1,798,166
#   Hansol HomeDeco Co., Ltd.                                664,337    965,977
    Hansol Paper Co., Ltd.                                   145,379  2,109,500
#*  Hansol SeenTec Co., Ltd.                                 318,065    311,006
*   Hansol Technics Co., Ltd.                                166,414  2,488,756
#*  Hanwha Galleria Timeworld Co., Ltd.                       17,255    752,236
    Hanwha General Insurance Co., Ltd.                       440,168  3,730,304
#*  Hanwha Investment & Securities Co., Ltd.               1,037,505  3,534,639
#   Hanyang Eng Co., Ltd.                                     80,741  1,016,958
    Hanyang Securities Co., Ltd.                              41,592    314,714
#   Harim Co., Ltd.                                          428,356  1,412,179
#   Harim Holdings Co., Ltd.                                 300,775  1,058,985
#   HB Technology Co., Ltd.                                  451,483  1,512,501
#*  HDPRO Co., Ltd.                                           61,590    285,910
#   Heung-A Shipping Co., Ltd.                             1,444,950  1,134,060
#*  Heungkuk Fire & Marine Insurance Co., Ltd.               272,623  1,630,648
#   High Tech Pharm Co., Ltd.                                 23,615    298,008
    Hitejinro Holdings Co., Ltd.                              67,857    651,104
#*  HizeAero Co., Ltd.                                         9,927     71,220
    HMC Investment Securities Co., Ltd.                      155,856  1,809,259
#   Home Center Holdings Co., Ltd.                           534,946    971,886
#*  Homecast Co., Ltd.                                       232,691  3,063,861
#   HS Industries Co., Ltd.                                  331,416  3,011,920
#   HS R&A Co., Ltd.                                         262,709    691,456
    Huchems Fine Chemical Corp.                              207,472  4,934,982
    Humax Co., Ltd.                                          155,122  1,273,142
#   Humedix Co., Ltd.                                         47,028  1,932,561
#*  Huneed Technologies                                       87,618  1,043,157
    Huons Co., Ltd.                                           36,938  3,488,228
#   Huons Global Co., Ltd.                                    43,500  2,747,528
#   Husteel Co., Ltd.                                         19,221    287,303
    Huvis Corp.                                              124,216  1,384,606

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 #   Huvitz Co., Ltd.                                         86,724 $1,110,031
 #   Hwa Shin Co., Ltd.                                      153,608    658,766
     Hwacheon Machine Tool Co., Ltd.                           6,481    374,990
 #   Hwail Pharm Co., Ltd.                                    74,710    514,708
 #   Hwajin Co., Ltd.                                          4,683     28,096
     Hwangkum Steel & Technology Co., Ltd.                    78,961    986,691
     HwaSung Industrial Co., Ltd.                             79,316  1,212,631
 #   Hy-Lok Corp.                                             76,315  1,861,660
 #   Hyosung ONB Co., Ltd.                                    10,277    104,904
 #   HyosungITX Co., Ltd.                                     29,128    387,264
     Hyundai BNG Steel Co., Ltd.                              92,077  1,241,000
 #*  Hyundai Cement Co.                                       22,245    344,117
 #   Hyundai Corp Holdings Inc.                               45,036    654,229
     Hyundai Corp.                                            68,663  1,345,539
 #   Hyundai Elevator Co., Ltd.                               91,581  5,163,975
     Hyundai Engineering Plastics Co., Ltd.                  161,066  1,211,017
     Hyundai Greenfood Co., Ltd.                              69,657  1,048,352
     Hyundai Hy Communications & Networks Co., Ltd.          332,548  1,351,699
     Hyundai Livart Furniture Co., Ltd.                      120,416  3,276,851
 *   Hyundai Merchant Marine Co., Ltd.                       508,760  2,201,125
 #   Hyundai Pharmaceutical Co., Ltd.                        191,697  1,075,252
 #   HyVision System, Inc.                                    99,434  1,365,580
     I Controls, Inc.                                         43,044    607,086
 *   I&C Technology Co., Ltd.                                 29,135    174,673
 #*  i-Components Co., Ltd.                                   43,399    335,751
     i-SENS, Inc.                                             98,612  2,548,625
 #   I3System, Inc.                                           34,950    791,656
 #*  iA, Inc.                                                211,507    907,744
 #   ICD Co., Ltd.                                           110,626  1,345,341
 #*  IHQ, Inc.                                               535,723  1,359,177
 #   IL Dong Pharmaceutical Co., Ltd.                         56,461  1,480,939
 #   IlDong Holdings Co., Ltd.                                33,200    494,894
     Ilji Technology Co., Ltd.                                10,190     41,178
 #   Iljin Diamond Co., Ltd.                                  29,894    853,050
 *   Iljin Display Co., Ltd.                                  67,004    468,508
 #   Iljin Electric Co., Ltd.                                135,159    602,152
 #   Iljin Holdings Co., Ltd.                                203,422  1,132,380
 #   Iljin Materials Co., Ltd.                               139,448  5,068,515
 #   Ilshin Spinning Co., Ltd.                                11,815  1,249,734
 *   Ilshin Stone Co., Ltd.                                  130,246    148,969
 #*  ilShinbiobase Co,Ltd.                                   238,817    575,914
 #   Ilsung Pharmaceuticals Co., Ltd.                          3,984    459,560
     Ilyang Pharmaceutical Co., Ltd.                          32,546  1,292,567
 #*  IM Co., Ltd.                                            191,725    622,749
     iMarketKorea, Inc.                                      170,219  1,618,112
     InBody Co., Ltd.                                         93,707  3,717,107
 #*  INCON Co., Ltd.                                          29,334    209,375
 #*  Infinitt Healthcare Co., Ltd.                           124,252  1,116,233
 #*  Infraware, Inc.                                         184,486    290,924
 #*  INITECH Co., Ltd.                                        67,933    645,847
 #*  InkTec Co., Ltd.                                         12,678     44,172
 #   Innocean Worldwide, Inc.                                 40,684  2,677,646
 #*  InnoWireless, Inc.                                       21,995    393,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Innox Advanced Materials Co., Ltd.                        46,014 $3,042,985
#*  Innox Corp.                                               19,227    288,565
#*  Insun ENT Co., Ltd.                                      266,481  1,948,542
*   Insung Information Co., Ltd.                              41,100    204,009
#   Intelligent Digital Integrated Security Co., Ltd.         33,909    244,815
    Intergis Co., Ltd.                                        11,220     34,029
#   Interojo Co., Ltd.                                        64,733  2,808,395
#   Interpark Corp.                                          108,768    971,703
    Interpark Holdings Corp.                                 396,877  1,573,943
    INTOPS Co., Ltd.                                         116,641  1,162,062
#*  INVENIA Co., Ltd.                                        110,992    426,773
#   Inzi Controls Co., Ltd.                                   42,034    295,565
#   INZI Display Co., Ltd.                                    32,254     56,601
#*  Iones Co., Ltd.                                           69,542    768,085
    IS Dongseo Co., Ltd.                                     111,985  4,120,754
#   ISC Co., Ltd.                                             74,346  1,280,366
#   ISU Chemical Co., Ltd.                                    96,249  1,379,166
#   IsuPetasys Co., Ltd.                                     234,729    967,059
#   It's Hanbul Co., Ltd.                                     23,670  1,404,802
#   J.ESTINA Co., Ltd.                                       101,245    561,103
#*  Jaeyoung Solutec Co., Ltd.                               171,670    437,562
#   Jahwa Electronics Co., Ltd.                               95,508  2,314,969
#   JASTECH, Ltd.                                             69,839  1,160,753
#*  Jayjun Cosmetic Co., Ltd.                                181,470  2,853,209
    JB Financial Group Co., Ltd.                           1,158,388  7,154,515
#   JC Hyun System, Inc.                                      93,701    875,913
*   Jcontentree Corp.                                        291,540  1,913,206
#   Jeil Pharma Holdings, Inc.                                12,609    442,285
#*  Jeil Pharmaceutical Co., Ltd.                              3,729    257,339
    Jeju Air Co., Ltd.                                        58,366  2,106,665
#*  Jeju Semiconductor Corp.                                  85,419    455,748
#*  Jeongsan Aikang Co., Ltd.                                237,589    682,789
    Jinro Distillers Co., Ltd.                                15,561    482,544
#   Jinsung T.E.C.                                            93,414  1,222,140
#   JLS Co., Ltd.                                             62,953    446,452
#*  JoyCity Corp.                                             20,240    345,069
#   JS Corp.                                                  24,160    373,619
#*  Jusung Engineering Co., Ltd.                             290,684  3,547,767
#   JVM Co., Ltd.                                             30,590  1,698,506
#   JW Holdings Corp.                                        265,962  2,306,310
#   JW Pharmaceutical Corp.                                   70,819  3,298,160
#*  JYP Entertainment Corp.                                  211,588  3,101,402
#*  Kanglim Co., Ltd.                                        154,048    533,293
#   Kangnam Jevisco Co., Ltd.                                 29,041    979,577
#   KAON Media Co., Ltd.                                     111,714  1,387,037
    KC Co., Ltd.                                              65,150  1,269,315
    KC Cottrell Co., Ltd.                                     15,012     73,501
#   KC Green Holdings Co., Ltd.                              122,562    683,796
#*  KC Tech Co., Ltd.                                         95,361  1,835,160
#   KCC Engineering & Construction Co., Ltd.                  62,491    523,480
    KCI, Ltd.                                                 12,732    109,350
*   KEC Corp.                                                598,573    778,575
    KEPCO Engineering & Construction Co., Inc.               111,799  2,503,026

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 #   Keyang Electric Machinery Co., Ltd.                     205,292 $  951,593
 #*  KEYEAST Co., Ltd.                                       466,462  1,083,731
 #   KG Chemical Corp.                                        68,855  1,737,653
 #   KG Eco Technology Service Co., Ltd.                     319,353  1,326,543
     Kginicis Co., Ltd.                                      136,223  2,620,897
 #   KGMobilians Co., Ltd.                                   138,520  1,233,679
 #   KH Vatec Co., Ltd.                                      135,110  1,980,308
     KISCO Corp.                                              37,570  1,300,064
 #   KISCO Holdings Co., Ltd.                                 10,060    679,274
 #   Kishin Corp.                                             49,420    221,590
     KISWIRE, Ltd.                                            56,369  1,815,690
 #*  Kiwi Media Group Co., Ltd.                              987,355    690,541
 #*  KleanNara Co., Ltd.                                     154,710    640,108
 *   KMH Co., Ltd.                                            82,532    890,079
 #*  KMH Hitech Co., Ltd.                                    147,148    179,061
 *   KMW Co., Ltd.                                            45,652  1,037,263
 #   Kocom Co., Ltd.                                          59,560    429,059
 #   Kodaco Co., Ltd.                                        278,877    799,049
 #*  KODI-M Co., Ltd.                                        356,894    343,952
     Koh Young Technology, Inc.                               87,881  7,739,700
 #   Kolao Holdings                                          193,141    984,602
     Kolmar BNH Co., Ltd.                                     61,048  2,006,695
     Kolon Corp.                                              50,319  2,892,548
 #   Kolon Global Corp.                                       46,405    461,425
 #   Kolon Plastic, Inc.                                     122,692    989,200
 #   Komelon Corp.                                            39,167    353,826
 #*  KONA I Co., Ltd.                                        116,957  1,483,055
 #   Kook Soon Dang Brewery Co., Ltd.                        102,707    580,926
 #   Kopla Co., Ltd.                                         117,693    567,614
     Korea Airport Service Co., Ltd.                           1,112     55,492
 #   Korea Alcohol Industrial Co., Ltd.                      112,755    953,479
     Korea Asset In Trust Co., Ltd.                           90,958    635,334
 #   Korea Autoglass Corp.                                    70,686  1,144,882
 #   Korea Cast Iron Pipe Industries Co., Ltd.                75,632    702,970
 #   Korea Circuit Co., Ltd.                                  98,725  1,149,217
     Korea District Heating Corp.                             26,322  1,905,400
     Korea Electric Terminal Co., Ltd.                        43,333  2,831,598
 #   Korea Electronic Certification Authority, Inc.          134,221  1,206,335
 #   Korea Electronic Power Industrial Development Co., Ltd.  74,881    290,282
     Korea Export Packaging Industrial Co., Ltd.               5,621     92,900
     Korea Flange Co., Ltd.                                   20,776    194,487
 #   Korea Fuel-Tech Corp.                                    79,102    300,001
 #   Korea Industrial Co., Ltd.                               95,471    250,762
 #*  Korea Information & Communications Co, Ltd.             117,495  1,321,845
 #   Korea Information Certificate Authority, Inc.           150,707  1,020,190
     Korea Kolmar Co., Ltd.                                   18,919  1,584,877
 #   Korea Kolmar Holdings Co., Ltd.                          57,270  2,750,963
 #*  Korea Line Corp.                                        121,541  3,550,793
 #*  Korea Materials & Analysis Corp.                         41,315    520,734
     Korea Real Estate Investment & Trust Co., Ltd.          235,195    723,549
 #   Korea United Pharm, Inc.                                 88,713  2,781,540
     Korean Reinsurance Co.                                  424,761  4,852,733
     Kortek Corp.                                             89,452  1,276,987

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 #   KPX Chemical Co., Ltd.                                   16,529 $1,055,428
 #*  KR Motors Co., Ltd.                                      37,711     22,325
 #*  KSCB Co., Ltd.                                          159,002    580,177
 #   Ksign Co., Ltd.                                         353,174    805,296
     KSS LINE, Ltd.                                          114,094  1,042,702
 *   KT Hitel Co., Ltd.                                      107,174    671,718
     KT Skylife Co., Ltd.                                    186,327  2,556,213
 #   KT Submarine Co., Ltd.                                  129,898    550,945
 #*  KTB Investment & Securities Co., Ltd.                   443,890  2,272,823
 #   KTCS Corp.                                              260,233    573,850
 #   Ktis Corp.                                              217,997    694,143
 #*  Kuk Young G&M                                           186,943    214,377
 #   Kukbo Design Co., Ltd.                                   30,314    606,927
 #   Kukdo Chemical Co., Ltd.                                 31,215  1,818,106
 *   Kukdong Corp.                                             2,138      7,225
 #   Kukdong Oil & Chemicals Co., Ltd.                        89,179    291,013
 #*  Kum Yang Co., Ltd. .                                    101,497    283,225
 #*  Kumho Electric Co., Ltd.                                 19,049    148,345
 #   Kumho Industrial Co., Ltd.                              199,815  1,892,786
 #*  Kumho Tire Co., Inc.                                    951,984  5,307,144
 #   Kumkang Kind Co., Ltd.                                   21,211    685,477
     Kwang Dong Pharmaceutical Co., Ltd.                     313,294  2,916,844
 #*  Kwang Myung Electric Co., Ltd.                          378,243    938,563
 #   Kwangju Bank Co., Ltd.                                  228,418  2,726,612
 #*  Kyeryong Construction Industrial Co., Ltd.               26,466    475,552
     Kyobo Securities Co., Ltd.                              192,176  2,131,730
 #   Kyongbo Pharmaceutical Co., Ltd.                         95,168  1,324,219
 #   Kyung Dong Navien Co., Ltd.                              51,000  3,247,430
 #*  Kyung Nam Pharm Co., Ltd.                                62,169    846,587
 #   Kyung-In Synthetic Corp.                                254,644  1,423,829
 #   Kyungbang, Ltd.                                          87,364  1,183,851
 #   Kyungchang Industrial Co., Ltd.                          87,499    319,447
 *   KyungDong City Gas Co., Ltd.                             23,254    936,780
 #   KyungDong Invest Co., Ltd.                                9,266    381,056
     Kyungdong Pharm Co., Ltd.                                62,602  1,571,034
 #   L&F Co., Ltd.                                           108,005  4,123,209
 #*  L&K Biomed Co., Ltd.                                     14,425    163,533
 *   LabGenomics Co., Ltd.                                     9,768     99,865
 #*  LB Semicon, Inc.                                        266,066    805,943
 #   LEADCORP, Inc. (The)                                    150,125    852,781
 #*  Leaders Cosmetics Co., Ltd.                             101,387  1,922,436
     Lee Ku Industrial Co., Ltd.                             223,689    471,401
     LEENO Industrial, Inc.                                   79,506  4,553,540
 #   Leenos Corp.                                            218,914    526,821
     LF Corp.                                                177,753  5,692,581
     LG Hausys, Ltd.                                          56,618  4,851,526
     LG International Corp.                                  267,838  7,510,981
 #   LIG Nex1 Co., Ltd.                                       52,348  2,870,610
 #   Lion Chemtech Co., Ltd.                                  57,397    736,312
 #*  Liveplex Co., Ltd.                                      686,550  1,073,158
 #   LMS Co., Ltd.                                            53,714    458,898
     Lock & Lock Co., Ltd.                                   160,625  4,088,882
 #   LOT Vacuum Co., Ltd.                                     71,129  1,032,323

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Lotte Corp.                                               1,196 $    78,124
    LOTTE Fine Chemical Co., Ltd.                           143,947  10,350,556
    Lotte Food Co., Ltd.                                        552     329,239
    LOTTE Himart Co., Ltd.                                   62,549   4,510,446
#   Lotte Non-Life Insurance Co., Ltd.                      564,705   1,935,079
    LS Cable & System Asia, Ltd.                             10,045      69,237
*   Lumens Co., Ltd.                                        376,967   1,659,933
#   Lutronic Corp.                                           94,212   1,236,191
#*  Macrogen, Inc.                                           76,933   3,466,344
#   Maeil Holdings Co., Ltd.                                 84,121   1,327,899
#*  Majestar Co., Ltd.                                      253,982     350,820
*   Maniker Co., Ltd.                                        42,141      26,790
#*  Mcnex Co., Ltd.                                          51,891   1,219,378
#   Mediana Co., Ltd.                                        39,351     390,477
#   Meerecompany, Inc.                                       25,470   1,956,142
#   MegaStudy Co., Ltd.                                      21,522     710,062
#   MegaStudyEdu Co., Ltd.                                    4,919     332,212
#*  Melfas, Inc.                                            166,086     745,563
#   META BIOMED Co., Ltd.                                   157,118     642,784
#*  Mgame Corp.                                             136,770     650,095
#   Mi Chang Oil Industrial Co., Ltd.                         6,207     493,504
#*  MiCo, Ltd.                                              235,572     936,439
#   Minwise Co., Ltd.                                        72,098   1,783,674
*   Mirae Asset Life Insurance Co., Ltd.                    716,636   3,624,127
#*  Mirae Corp.                                           2,386,964     532,131
#*  MiraeSCI Co., Ltd.                                       74,501     139,270
#   Miwon Chemicals Co., Ltd.                                 3,853     208,983
*   Miwon Commercial Co., Ltd.                                  716     147,461
#   Miwon Holdings Co., Ltd.                                  3,706     192,606
#*  Miwon Specialty Chemical Co., Ltd.                       12,119     677,684
#   MK Electron Co., Ltd.                                   135,468   1,521,589
#*  MNTech Co., Ltd.                                        154,760     755,504
#   Mobase Co., Ltd.                                        108,847     650,185
#*  Moda, Inc.                                              131,439   1,106,594
#*  Moda-InnoChips Co., Ltd.                                 14,702     147,824
    Modetour Network, Inc.                                  132,911   4,146,541
#   Monalisa Co., Ltd.                                      108,874     542,482
#   MonAmi Co., Ltd.                                        112,097     352,082
#   Moorim P&P Co., Ltd.                                    196,736   1,009,512
#*  Moorim Paper Co., Ltd.                                  149,278     379,927
#   Motonic Corp.                                            88,699     897,184
#*  MPK Group, Inc.                                         151,072     139,528
#   Muhak Co., Ltd.                                         122,263   2,272,626
#   Multicampus Co, Ltd.                                     18,718     587,170
#   Myungmoon Pharm Co., Ltd.                               169,441     998,109
#   Namhae Chemical Corp.                                   211,659   2,447,363
#*  Namsun Aluminum Co., Ltd.                               677,470     697,874
#*  Namuga Co., Ltd.                                          9,406     264,228
    Namyang Dairy Products Co., Ltd.                          2,928   1,916,416
#*  Nanomedics Co., Ltd.                                     34,383     659,132
#   Nasmedia Co., Ltd.                                       29,359   2,187,142
*   Nature & Environment Co., Ltd.                          102,964     164,714
#   NeoPharm Co., Ltd.                                       38,474   1,782,924

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
 *   Neowiz                                                  136,646 $1,935,464
 #*  Neowiz Holdings Corp.                                    42,417    550,329
 #*  NEPES Corp.                                             158,873  1,531,962
 #   Nexen Corp.                                             257,315  1,831,153
     Nexen Tire Corp.                                        264,279  3,106,596
 #*  Nexon GT Co., Ltd.                                      122,123  1,595,622
 #*  Next Entertainment World Co., Ltd.                      119,100  1,125,930
 #   Nexturn Co., Ltd.                                        56,906    753,848
 *   NHN BUGS Corp.                                           45,508    405,014
 #*  NHN Entertainment Corp.                                 107,792  8,348,998
 #*  NHN KCP Corp.                                           102,773  1,834,115
     NI Steel Co., Ltd.                                        6,100     18,024
     NICE Holdings Co., Ltd.                                 131,395  2,072,430
 #   Nice Information & Telecommunication, Inc.               47,343  1,081,844
     NICE Information Service Co., Ltd.                      272,052  2,547,419
 #   NICE Total Cash Management Co., Ltd.                    134,539  1,650,341
 #*  NK Co., Ltd.                                            525,544    721,137
 #   Nong Shim Holdings Co., Ltd.                             14,750  1,567,733
 #*  Nong Woo Bio Co., Ltd.                                   68,663  1,086,623
 #   Noroo Holdings Co., Ltd.                                 15,804    240,404
 #   NOROO Paint & Coatings Co., Ltd.                         81,625    677,153
     NPC                                                      66,771    355,920
     NS Shopping Co., Ltd.                                   145,658  2,201,528
 *   nTels Co., Ltd.                                           8,119    114,047
 #*  Nuri Telecom Co., Ltd.                                   57,184    594,652
 #*  NUTRIBIOTECH Co., Ltd.                                   87,742  2,136,482
 #*  NUVOTEC Co., Ltd.                                       153,125    358,612
 #*  Omnisystem Co., Ltd.                                    306,179    746,948
 #   Openbase, Inc.                                          221,380    829,452
 #   Opto Device Technology Co., Ltd.                         83,155    684,631
 #*  OPTRON-TEC, Inc.                                        145,768  1,154,020
 #*  Orbitech Co., Ltd.                                      159,009    590,316
 #*  Orientbio, Inc.                                         446,032    500,969
     Orion Holdings Corp.                                     73,990  1,888,623
 *   OSANGJAIEL Co., Ltd.                                        455      4,252
 #*  Osstem Implant Co., Ltd.                                 90,651  4,912,595
 #*  Osung LST Co., Ltd.                                     764,942    441,880
 *   Paik Kwang Industrial Co., Ltd.                         100,733    276,756
 #*  Pan-Pacific Co., Ltd.                                   208,831    691,587
 #   Pang Rim Co., Ltd.                                       10,174    194,321
 #*  PaperCorea, Inc.                                        299,792    427,157
 #   Paradise Co., Ltd.                                      396,551  8,781,719
 #   Partron Co., Ltd.                                       393,810  3,759,382
 #*  Paru Co., Ltd.                                          234,149    888,433
 #*  PATI Games Corp.                                         30,345    307,923
 #*  People & Technologies, Inc.                              52,901    770,136
 #   Pharma Research Products Co., Ltd.                       41,159  2,385,125
 #*  Pharmicell Co., Ltd.                                     85,904    490,517
 #*  Phoenix Materials Co., Ltd.                             340,119    311,857
 #   Pixelplus Co., Ltd.                                      29,482    301,002
 #*  PNE Solution Co., Ltd.                                   86,108    967,715
 #*  Pobis TNC Co., Ltd.                                     261,932    459,659
     Poongsan Corp.                                          158,167  7,446,922

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
 SOUTH KOREA -- (Continued)
     Poongsan Holdings Corp.                                  34,674 $1,770,116
 #   POSCO Chemtech Co., Ltd.                                172,510  7,968,465
     POSCO Coated & Color Steel Co., Ltd.                     20,770    621,993
 #   Posco ICT Co., Ltd.                                     427,451  3,634,564
 #   Posco M-Tech Co., Ltd.                                  153,695    483,881
 *   Power Logics Co., Ltd.                                  232,551  1,361,060
 #*  Prostemics Co., Ltd.                                    138,631  1,156,540
 #   Protec Co., Ltd.                                         45,127    858,823
 #   PS TEC Co., Ltd.                                        105,727    604,002
     PSK, Inc.                                               121,588  2,783,403
 #   Pulmuone Co., Ltd.                                        8,052  1,270,711
 #   Pungkuk Alcohol Industry Co., Ltd.                       20,749    299,231
 #   Pyeong Hwa Automotive Co., Ltd.                         109,829  1,141,703
 #*  RaonSecure Co., Ltd.                                    215,355    776,020
     Rayence Co., Ltd.                                        14,186    281,416
 #*  Redrover Co., Ltd.                                      314,062  1,223,655
 #   Reyon Pharmaceutical Co., Ltd.                           56,716  1,309,136
 #   RFsemi Technologies, Inc.                                30,415    181,426
 #*  RFTech Co., Ltd.                                        166,961    804,768
 #   Robostar Co., Ltd.                                       51,380  1,061,875
 #   Rorze Systems Corp.                                      64,507    335,404
 #*  S Net Systems, Inc.                                     102,884    581,502
 #   S&S Tech Corp.                                          132,790    586,632
 #*  S&T Corp.                                                15,383    240,616
 #*  S&T Dynamics Co., Ltd.                                  188,584  1,496,621
     S&T Holdings Co., Ltd.                                   67,890    989,308
 #   S&T Motiv Co., Ltd.                                      82,892  3,833,896
 #*  S-Connect Co., Ltd.                                     422,477    967,076
 #   S-Energy Co., Ltd.                                       89,497    614,318
 #*  S-MAC Co., Ltd.                                         882,771  1,151,028
 #*  S.Y. Panel Co., Ltd.                                    119,490    777,618
     Sajo Industries Co., Ltd.                                25,607  1,724,125
 *   Sajodongaone Co Ltd                                     223,429    314,839
 *   SAJOHAEPYO Corp.                                            574      6,235
 #   Sam Chun Dang Pharm Co., Ltd.                           128,414  4,771,779
 #*  SAM KANG M&T Co., Ltd.                                   75,787    416,079
     Sam Young Electronics Co., Ltd.                          95,284  1,223,429
 #   Sam Yung Trading Co., Ltd.                               82,857  1,454,630
     Sam-A Pharm Co., Ltd.                                     4,439     77,790
 #   Sambo Motors Co., Ltd.                                   16,143    140,374
     Samchully Co., Ltd.                                      23,546  2,634,988
 #   Samchuly Bicycle Co., Ltd.                               71,468    705,946
 #   Samho Development Co., Ltd.                             159,829    691,797
 #*  Samho International Co., Ltd.                            46,386    662,317
 #   SAMHWA Paints Industrial Co., Ltd.                       80,791    623,633
 #   Samick Musical Instruments Co., Ltd.                    555,003  1,473,825
 #   Samick THK Co., Ltd.                                     84,001  1,980,354
 #*  Samji Electronics Co., Ltd.                             104,626  1,522,371
 #*  Samjin LND Co., Ltd.                                     98,862    255,036
 #   Samjin Pharmaceutical Co., Ltd.                          82,503  3,096,449
 #   Samkee Automotive Co., Ltd.                             179,493    617,607
 #   Samkwang Glass                                           26,261  1,234,304
     Sammok S-Form Co., Ltd.                                  80,813  1,005,346

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  SAMPYO Cement Co., Ltd.                                  226,765 $  730,492
    Samsung Climate Control Co., Ltd.                          3,552     39,573
*   Samsung Pharmaceutical Co., Ltd.                          81,676    341,584
#   SAMT Co., Ltd.                                           453,527    841,967
#   Samwha Capacitor Co., Ltd.                                63,837  2,756,252
#   Samyang Corp.                                             26,958  2,586,075
#   Samyang Foods Co., Ltd.                                   26,240  2,317,114
    Samyang Holdings Corp.                                    32,871  3,740,526
#   Samyang Tongsang Co., Ltd.                                16,412    683,615
    Samyoung M-Tek Co., Ltd.                                  10,739     45,704
#   Sang-A Frontec Co., Ltd.                                  60,793  1,049,942
#*  Sangbo Corp.                                             203,435    413,462
    Sangsin Brake                                             41,125    304,733
#   SaraminHR Co, Ltd.                                        49,012  1,071,516
#   Satrec Initiative Co., Ltd.                               23,839  1,030,674
#   SAVEZONE I&C Corp.                                       118,777    539,995
#*  SBI Investment Korea Co., Ltd.                           422,313    583,121
    SBS Contents Hub Co., Ltd.                                45,751    406,319
    SBS Media Holdings Co., Ltd.                             408,842  1,328,763
#*  SBW                                                    1,093,979  1,228,565
#*  SDN Co., Ltd.                                            233,470    362,859
    Seah Besteel Corp.                                       119,407  3,549,419
    SeAH Holdings Corp.                                        5,096    754,211
    SeAH Steel Corp.                                          27,459  2,685,076
#   Sebang Co., Ltd.                                          83,682  1,065,458
    Sebang Global Battery Co., Ltd.                           58,927  2,002,701
    Sebo Manufacturing Engineer Corp.                         50,252    584,131
*   Seegene, Inc.                                             95,742  3,408,911
#   Sejong Industrial Co., Ltd.                               76,315    642,716
*   Sejong Telecom, Inc.                                   2,720,131  1,630,229
#   Sejoong Co., Ltd.                                         80,478    240,429
#   Sekonix Co., Ltd.                                         78,901  1,091,922
#*  Selvas AI, Inc.                                          111,896    561,319
#   Sempio Foods Co.                                          14,221    580,092
#   Semyung Electric Machinery Co., Ltd.                       9,493     74,737
#   Seobu T&D                                                257,072  2,894,217
#   Seohan Co., Ltd.                                         665,350  1,619,541
#   Seohee Construction Co., Ltd.                          1,374,142  1,630,746
#   Seondo Electric Co., Ltd.                                 91,667    291,361
#   Seoul Auction Co., Ltd.                                   95,204    900,196
#*  Seoul Electronics & Telecom                              269,734    356,397
#*  Seoul Food Industrial Co., Ltd.                          796,652    190,964
#   Seoul Pharma Co., Ltd.                                    56,814    649,058
    Seoul Semiconductor Co., Ltd.                            304,747  6,989,936
*   Seouleaguer Co., Ltd.                                     37,774    145,332
    Seoulin Bioscience Co., Ltd.                              26,970    323,210
    Seowon Co., Ltd.                                         169,363    195,050
#   SEOWONINTECH Co., Ltd.                                    91,951    710,231
#   Seoyon Co., Ltd.                                         112,588    823,149
#   Seoyon E-Hwa Co., Ltd.                                    73,913    752,950
#*  Sewon Cellontech Co., Ltd.                               413,385  1,353,536
    Sewon Precision Industry Co., Ltd.                        28,422    424,090
#   SEWOONMEDICAL Co., Ltd.                                  179,369    861,285

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 SOUTH KOREA -- (Continued)
 #   SFA Engineering Corp.                                   113,081 $4,090,759
 *   SFA Semicon Co, Ltd.                                    632,106  1,491,266
 #*  SFC Co., Ltd.                                           177,250    476,668
 #*  SG Corp.                                              1,029,814    913,303
 #*  SG&G Corp.                                              183,445    561,761
 #*  SGA Co., Ltd.                                           659,121    700,303
 #   SH Energy & Chemical Co., Ltd.                          739,431  1,028,235
 #*  Shin Poong Pharmaceutical Co., Ltd.                     286,037  2,291,213
 #   Shinil Industrial Co., Ltd.                             573,704    813,395
 #   Shinsegae Engineering & Construction Co., Ltd.           22,925    687,188
 #   Shinsegae Food Co., Ltd.                                 17,956  2,379,810
 #   Shinsegae Information & Communication Co., Ltd.           9,260  1,084,090
 #   Shinsegae International, Inc.                            25,637  2,008,777
 #*  Shinsung E&G Energy Co., Ltd.                           872,014  1,560,612
 #*  Shinsung Tongsang Co., Ltd.                             518,762    585,228
 #   Shinwha Intertek Corp.                                  252,278    631,711
 #*  Shinwon Construction Co., Ltd.                          102,422    571,542
 #*  Shinwon Corp.                                           352,571    677,261
     Shinyoung Securities Co., Ltd.                           33,458  1,920,401
     SHOWBOX Corp.                                           272,250  1,364,153
 #*  Signetics Corp.                                         465,872    586,886
 *   SIGONG TECH Co., Ltd.                                    91,546    737,402
 #   Silicon Works Co., Ltd.                                  89,032  4,475,259
 #   Silla Co., Ltd.                                          52,411    787,721
 #   SIMMTECH Co., Ltd.                                      121,212  1,122,449
 #*  SIMMTECH HOLDINGS Co., Ltd.                             126,986    287,291
     SIMPAC, Inc.                                            117,344    490,461
     Sindoh Co., Ltd.                                         36,184  2,405,100
 #*  Sinjin SM Co., Ltd.                                       4,208     36,213
 #   SJM Co., Ltd.                                            34,349    161,245
 #   SK Bioland Co., Ltd.                                     88,968  1,978,325
 #   SK D&D Co., Ltd.                                         59,564  1,853,590
     SK Gas, Ltd.                                             35,424  3,514,464
 #*  SK Securities Co., Ltd.                               3,688,769  4,594,378
     SKC Co., Ltd.                                           148,995  6,319,444
 #*  SKC Solmics Co., Ltd.                                   223,189  1,065,613
 *   SKCKOLONPI, Inc.                                        112,448  4,617,249
 #*  Skin n Skin Co., Ltd.                                   538,236    462,181
     SL Corp.                                                107,299  2,719,110
 #*  SM Culture & Contents Co., Ltd.                         317,682    979,975
 #*  SM Entertainment Co.                                    173,695  6,277,505
 #*  SMARK Co., Ltd.                                         907,008    401,738
 #   SMEC Co., Ltd.                                          216,193    844,745
 #*  SNTEK Co., Ltd.                                           5,937     45,422
 #*  SNU Precision Co., Ltd.                                 165,332    628,008
 #*  Solborn, Inc.                                           137,586    828,929
 #*  Solco Biomedical Co., Ltd.                            1,037,575    707,962
 #*  Solid, Inc.                                             189,405    923,181
     Songwon Industrial Co., Ltd.                            137,771  3,122,784
 #*  Sonokong Co., Ltd.                                      143,503    522,734
 #   Soosan Heavy Industries Co., Ltd.                       206,213    283,698
 #   Soulbrain Co., Ltd.                                      98,004  5,596,988
 #   SPC Samlip Co., Ltd.                                     15,683  2,327,920

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 SOUTH KOREA -- (Continued)
 #   SPG Co., Ltd.                                           135,956 $1,084,057
 #   Spigen Korea Co., Ltd.                                   23,823  1,045,398
     Ssangyong Cement Industrial Co., Ltd.                    75,154  1,553,533
 #*  Ssangyong Motor Co.                                     337,442  1,857,924
 #   Suheung Co., Ltd.                                        59,398  1,990,645
 #   Sun Kwang Co., Ltd.                                      21,996    412,478
 #   Sunchang Corp.                                           58,177    470,876
 #*  SundayToz Corp.                                          46,655  1,527,137
     Sung Bo Chemicals Co., Ltd.                              89,031    504,390
 #   Sung Kwang Bend Co., Ltd.                               191,121  2,092,440
 #   Sungchang Enterprise Holdings, Ltd.                     521,155  1,500,849
 #   Sungdo Engineering & Construction Co., Ltd.             100,287    674,303
 #*  Sungshin Cement Co., Ltd.                               156,234    923,128
     Sungwoo Hitech Co., Ltd.                                361,484  2,387,512
 #   Sunjin Co., Ltd.                                        117,430  1,869,368
 #*  Sunny Electronics Corp.                                  53,538    142,025
 #*  Suprema HQ, Inc.                                         36,612    218,879
 #*  Suprema, Inc.                                            40,485    953,230
 #*  Synopex, Inc.                                           525,038  2,588,996
 #   Systems Technology, Inc.                                 77,972  2,060,455
 *   T'way Holdings, Inc.                                    280,509  1,352,592
     Tae Kyung Industrial Co., Ltd.                           42,292    217,057
     Taekwang Industrial Co., Ltd.                             3,147  4,063,432
 #*  Taewoong Co., Ltd.                                       96,535  2,181,521
 *   Taeyoung Engineering & Construction Co., Ltd.           356,998  4,042,009
 #*  Taihan Electric Wire Co., Ltd.                          567,685    771,956
 #*  Taihan Fiberoptics Co., Ltd.                            296,162  2,087,036
 *   Taihan Textile Co., Ltd.                                  6,240     81,603
 #   Tailim Packaging Co., Ltd.                               82,439    269,803
 #*  TBH Global Co., Ltd.                                    136,438    996,232
 #   TechWing, Inc.                                          107,408  1,864,546
     Telechips, Inc.                                          17,769    237,799
 #*  Tellus Co., Ltd.                                        429,927    385,547
 #   Tera Semicon Co., Ltd.                                   72,779  1,816,061
 #   TES Co., Ltd.                                           110,645  3,629,031
 #*  Tesna Co., Ltd.                                          46,344    571,758
 #*  Texcell-NetCom Co., Ltd.                                277,671  6,325,216
 #*  Theragen Etex Co., Ltd.                                  42,112    506,717
 #*  Thinkware Systems Corp.                                  71,761    753,017
 #*  TK Chemical Corp.                                       543,229  1,109,962
     TK Corp.                                                143,769  1,871,359
 #   TLI, Inc.                                                23,474    126,345
 #   TOBESOFT Co., Ltd.                                      103,353    920,499
     Tokai Carbon Korea Co., Ltd.                             40,094  2,626,416
 #   Tong Yang Moolsan Co., Ltd.                             438,988    753,326
     Tongyang Life Insurance Co., Ltd.                       191,795  1,413,746
     Tongyang pile, Inc.                                       3,387     16,640
 #   Tongyang, Inc.                                        1,569,288  3,381,204
 #   Tonymoly Co., Ltd.                                       53,842  1,036,762
 #   Top Engineering Co., Ltd.                                93,464    581,592
 #   Toptec Co., Ltd.                                        162,584  4,146,106
     Tovis Co., Ltd.                                         131,103  1,029,012
 #*  Trais Co., Ltd.                                          24,456     51,194

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 SOUTH KOREA -- (Continued)
     TS Corp.                                                 29,662 $  687,322
 #   UBCare Co., Ltd.                                        195,810    764,906
 #   Ubiquoss Holdings, Inc.                                  93,359    589,324
 #*  Ubiquoss, Inc.                                           23,646    504,629
 #*  Ubivelox, Inc.                                           25,329    259,808
 #*  Ugint Co., Ltd.                                         555,301    779,812
 #   UIL Co., Ltd.                                           100,293    631,333
 #   Uju Electronics Co., Ltd.                                57,758    764,289
 #   Unick Corp.                                              29,782    226,945
     Unid Co., Ltd.                                           45,001  2,091,820
 #   Union Materials Corp.                                   170,937    416,879
 #   Union Semiconductor Equipment & Materials Co., Ltd.     202,613  1,367,988
 #   Uniquest Corp.                                          116,456  1,133,530
 #*  Unison Co., Ltd.                                        390,586  1,374,841
 #   UniTest, Inc.                                           138,797  1,583,871
     Value Added Technologies Co., Ltd.                       71,764  2,553,735
 #   Very Good Leisure Co., Ltd.                              43,291    458,124
     Vessel Co., Ltd.                                         58,246    393,188
 #   Viatron Technologies, Inc.                               83,609  1,481,423
 #*  VICTEK Co., Ltd.                                        129,990    473,380
 #   Vieworks Co., Ltd.                                       62,880  2,594,242
 #   Visang Education, Inc.                                   56,882    676,345
 #*  Vitzrocell Co., Ltd.                                     80,528    410,087
 *   W Holding Co., Ltd.                                     499,901    278,609
 #*  Webzen, Inc.                                            127,638  3,556,336
 #*  Welcron Co., Ltd.                                       189,702    622,438
     WeMade Entertainment Co., Ltd.                           74,204  3,902,377
     Whanin Pharmaceutical Co., Ltd.                         120,322  2,758,652
 #*  WillBes & Co. (The)                                     423,575    715,554
 #   Winix, Inc.                                              60,058    983,415
 #*  Winnova Co., Ltd.                                       436,462     59,777
 #   Wins Co., Ltd.                                           68,892    929,278
 #   WiSoL Co., Ltd.                                         180,027  2,414,229
 #*  WIZIT Co., Ltd.                                         590,043  1,342,553
 #*  WONIK CUBE Corp.                                         16,809     45,970
 *   Wonik Holdings Co., Ltd.                                302,482  2,197,894
 *   WONIK IPS Co., Ltd.                                     205,994  6,345,897
 #*  Wonik Materials Co., Ltd.                                29,544  1,729,077
 #*  Wonik QnC Corp.                                         145,417  1,965,711
 #*  Woojin Plaimm Co., Ltd.                                  14,745    123,370
     Woojin, Inc.                                              2,070      9,870
 #*  Woongjin Co., Ltd.                                      415,291  1,112,118
 #*  Woongjin Energy Co., Ltd.                               138,987  1,154,271
 *   Woongjin Thinkbig Co., Ltd.                             217,960  1,513,529
 #*  Woori Investment Bank Co., Ltd.                       3,270,585  2,113,376
 #*  Woori Technology, Inc.                                  485,786    297,828
 #*  Wooridul Pharmaceutical, Ltd.                           110,993  1,139,837
 *   Woorison F&G Co., Ltd.                                   64,300    156,887
 #   Woory Industrial Co., Ltd.                               44,126  1,552,260
 #   Wooshin Systems Co., Ltd.                                87,771    758,516
 #   Woosu AMS Co., Ltd.                                     139,479    374,470
 #   WooSung Feed Co., Ltd.                                  171,724    496,054
 *   Worldex Industry & Trading Co., Ltd.                     35,568    189,107

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
#   Y G-1 Co., Ltd.                                      107,770 $    1,809,365
#*  YD Online Corp.                                      182,447        672,686
#*  YeaRimDang Publishing Co., Ltd.                      114,015      1,094,648
#   Yeong Hwa Metal Co., Ltd.                            195,869        284,078
#   YES24 Co., Ltd.                                       60,891        328,259
    YESCO Co., Ltd.                                       21,896        916,634
#*  Yest Co., Ltd.                                         8,154        335,863
#   YG Entertainment, Inc.                                93,654      2,594,560
#*  YG Plus                                               67,171        128,671
#*  YJM Games Co., Ltd.                                  305,083      1,020,151
#   YMC Co., Ltd.                                         53,744      1,215,121
#   Yong Pyong Resort Co., Ltd.                          146,919      1,432,427
#*  Yonwoo Co., Ltd.                                      30,633        918,080
#   Yoosung Enterprise Co., Ltd.                         149,937        518,789
#   YooSung T&S Co., Ltd.                                106,473        395,133
    Youlchon Chemical Co., Ltd.                           86,600      1,633,890
#   Young Heung Iron & Steel Co., Ltd.                   267,579        317,874
*   Young In Frontier Co., Ltd.                           14,547         70,877
#   Young Poong Precision Corp.                           90,134        750,783
    Youngone Holdings Co., Ltd.                           38,622      2,035,248
#*  YoungWoo DSP Co., Ltd.                                84,317        437,603
    YTN Co., Ltd.                                         73,837        150,050
#*  Yuanta Securities Korea Co., Ltd.                    893,872      4,165,989
#   YuHwa Securities Co., Ltd.                            17,992        265,382
#*  Yuyang DNU Co., Ltd.                                 155,941      1,122,808
#   Zeus Co., Ltd.                                        56,787        917,717
#*  Zungwon En-Sys, Inc.                                  86,136        232,523
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,361,728,577
                                                                 --------------
TAIWAN -- (15.7%)
#   A-DATA Technology Co., Ltd.                        1,531,879      3,781,129
#   ABC Taiwan Electronics Corp.                         332,000        554,449
    Ability Enterprise Co., Ltd.                       1,844,293      1,413,222
#   Ability Opto-Electronics Technology Co., Ltd.        344,000        441,187
#   AcBel Polytech, Inc.                               3,384,599      2,641,841
*   Accton Technology Corp.                                   --             --
#   Ace Pillar Co., Ltd.                                 373,000        409,426
    ACES Electronic Co., Ltd.                            760,000        650,625
*   Acon Holding, Inc.                                 1,305,000        388,202
#   Acter Co., Ltd.                                      264,000      1,881,704
*   Action Electronics Co., Ltd.                       1,465,000        325,788
    Actron Technology Corp.                              513,150      1,959,466
#   Addcn Technology Co., Ltd.                           101,299        826,537
#   Adlink Technology, Inc.                              922,031      1,961,674
#   Advanced Ceramic X Corp.                             297,000      3,830,361
    Advanced International Multitech Co., Ltd.           898,000        984,810
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.   812,000        681,220
#   Advanced Optoelectronic Technology, Inc.             581,000        728,268
#   Advanced Wireless Semiconductor Co.                1,076,000      2,671,879
#   Advancetek Enterprise Co., Ltd.                    1,341,519        857,446
    Aerospace Industrial Development Corp.               815,000        984,488
#*  AGV Products Corp.                                 3,358,433        869,555

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
     AimCore Technology Co., Ltd.                            324,551 $  252,990
     Airmate Cayman International Co., Ltd.                  150,000    125,242
 #*  Alchip Technologies, Ltd.                               362,000  1,465,322
     Alcor Micro Corp.                                       312,000    219,264
 #*  ALI Corp.                                             2,195,000  1,373,277
 #   All Ring Tech Co., Ltd.                                 451,000  1,024,413
     Allied Circuit Co., Ltd.                                 87,000    321,515
     Allis Electric Co., Ltd.                                994,000    404,097
 #   Alltek Technology Corp.                                 991,784    690,593
 #   Alltop Technology Co., Ltd.                             429,000  1,180,247
 #   Alpha Networks, Inc.                                  2,170,386  1,952,919
 #   Altek Corp.                                           2,030,945  2,225,361
 #   Amazing Microelectronic Corp.                           353,560  1,035,460
 #   Ambassador Hotel (The)                                1,701,000  1,350,457
 #   AMICCOM Electronics Corp.                               351,000    496,375
     Ampire Co., Ltd.                                        551,000    326,548
 #   AMPOC Far-East Co., Ltd.                                646,444    591,931
 #   AmTRAN Technology Co., Ltd.                           7,116,951  4,262,456
 #   Anpec Electronics Corp.                                 658,590  1,136,618
 #   AP Memory Technology Corp.                              249,000    751,777
 #   Apacer Technology, Inc.                                 654,325    857,435
 #   APAQ Technology Co., Ltd.                               381,000    756,340
 #   APCB, Inc.                                              920,000    852,193
     Apex Biotechnology Corp.                                763,483    824,199
 #   Apex International Co., Ltd.                            992,470    710,794
 #   Apex Medical Corp.                                      477,500    474,355
 #   Apex Science & Engineering                            1,046,132    301,790
 #   Apogee Optocom Co., Ltd.                                 80,216    213,349
 #   Arcadyan Technology Corp.                             1,033,718  1,778,108
     Ardentec Corp.                                        2,939,274  3,866,585
 #   Asia Optical Co., Inc.                                1,615,000  6,523,025
     Asia Plastic Recycling Holding, Ltd.                  1,694,774    759,195
 #   Asia Polymer Corp.                                    2,591,806  1,654,634
     Asia Tech Image, Inc.                                   305,000    518,279
     Asia Vital Components Co., Ltd.                       2,330,058  2,471,200
 #   ASMedia Technology, Inc.                                170,424  2,079,132
 #   ASPEED Technology, Inc.                                 157,599  4,136,443
 #   ASROCK, Inc.                                            272,000    710,623
     ATE Energy International Co., Ltd.                        9,000     13,089
     Aten International Co., Ltd.                            633,479  1,912,840
     Audix Corp.                                             614,600    896,225
 #   AURAS Technology Co., Ltd.                              474,148  1,500,739
 #   Aurona Industries, Inc.                                 418,000    376,446
 #   Aurora Corp.                                            504,349  1,517,388
 #   Avalue Technology, Inc.                                 288,000    487,159
 #   Avermedia Technologies                                1,345,446    699,117
 *   Avision, Inc.                                           437,000    105,053
 #   AVY Precision Technology, Inc.                          521,668  1,021,170
 #   Awea Mechantronic Co., Ltd.                             273,210    309,909
 #   Axiomtek Co., Ltd.                                      398,000    717,845
 *   Azurewave Technologies, Inc.                            128,000     72,278
     Bank of Kaohsiung Co., Ltd.                           3,253,079  1,083,558
 #   Basso Industry Corp.                                    923,900  2,083,983

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#*  BenQ Materials Corp.                                   1,332,000 $  876,634
#   BES Engineering Corp.                                 10,877,750  2,913,026
#   Bin Chuan Enterprise Co., Ltd.                           494,000    688,722
#*  Bionet Corp.                                             132,000    122,063
#   Bionime Corp.                                            202,000    372,463
#*  Biostar Microtech International Corp.                  1,204,975    743,965
#   Bioteque Corp.                                           434,308  1,490,783
#   Bizlink Holding, Inc.                                    862,496  8,162,392
#   Boardtek Electronics Corp.                               893,000  1,052,261
#   Bon Fame Co., Ltd.                                       142,000    339,627
#   Bothhand Enterprise, Inc.                                388,000    905,046
#   Bright Led Electronics Corp.                             786,520    467,333
#   Brighton-Best International Taiwan, Inc.                 436,000    347,678
#   Browave Corp.                                            479,000    627,734
#   C Sun Manufacturing, Ltd.                                921,221    884,885
#   C-Media Electronics, Inc.                                 69,000     62,489
#*  C-Tech United Corp.                                      173,000    192,168
#*  Calin Technology Co., Ltd.                               112,971    168,084
#   Cameo Communications, Inc.                             1,619,818    452,600
#   Capital Futures Corp.                                    665,039  1,057,609
#   Capital Securities Corp.                              13,691,142  5,589,618
#   Career Technology MFG. Co., Ltd.                       2,447,000  3,678,521
*   Carnival Industrial Corp.                              1,419,000    234,242
#   Casetek Holdings, Ltd.                                 1,032,000  3,803,706
    Cathay Chemical Works                                     30,000     18,721
    Cathay Real Estate Development Co., Ltd.               4,430,700  2,516,060
#   Cayman Engley Industrial Co., Ltd.                       186,000  1,052,862
    CCP Contact Probes Co., Ltd.                              91,000    103,238
#   Celxpert Energy Corp.                                    530,000    773,773
#*  Center Laboratories, Inc.                              1,360,600  2,278,007
    Central Reinsurance Co., Ltd.                            919,410    559,516
#   Chain Chon Industrial Co., Ltd.                        1,021,000    597,015
    ChainQui Construction Development Co., Ltd.              379,083    277,032
#*  Champion Building Materials Co., Ltd.                  2,334,851    682,922
#   Champion Microelectronic Corp.                           283,206    569,646
    Chang Wah Electromaterials, Inc.                         223,905  1,120,892
#   Chang Wah Technology Co., Ltd.                            67,817  1,056,717
#   Channel Well Technology Co., Ltd.                      1,124,000  1,245,316
#   Chant Sincere Co., Ltd.                                  411,000    417,217
#   Charoen Pokphand Enterprise                            1,319,985  2,992,013
    Chaun-Choung Technology Corp.                            457,000  1,558,082
#   CHC Healthcare Group                                     559,000    677,635
    CHC Resources Corp.                                      429,348    867,774
#   Chen Full International Co., Ltd.                        661,000  1,074,241
#   Chenbro Micom Co., Ltd.                                  417,000    637,682
#   Cheng Loong Corp.                                      5,698,383  3,107,181
    Cheng Uei Precision Industry Co., Ltd.                 3,100,331  4,880,316
#   Chenming Mold Industry Corp.                             757,437    523,927
#   Chia Chang Co., Ltd.                                     878,000    715,413
#   Chia Hsin Cement Corp.                                 2,527,121  1,175,172
    Chian Hsing Forging Industrial Co., Ltd.                 280,000    671,783
#   Chicony Power Technology Co., Ltd.                     1,042,721  2,109,849
#   Chieftek Precision Co., Ltd.                             279,000  1,209,505

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Chien Kuo Construction Co., Ltd.                      1,625,312 $   621,749
#   Chilisin Electronics Corp.                            1,098,173   3,658,281
#   Chime Ball Technology Co., Ltd.                         144,840     322,585
#*  Chimei Materials Technology Corp.                     4,647,900   1,953,342
#   Chin-Poon Industrial Co., Ltd.                        2,542,207   4,722,992
#   China Bills Finance Corp.                             5,249,000   2,799,959
    China Chemical & Pharmaceutical Co., Ltd.             1,897,000   1,208,460
#   China Ecotek Corp.                                      200,000     324,787
#*  China Electric Manufacturing Corp.                    2,445,900     872,874
#*  China Fineblanking Technology Co., Ltd.                 171,000     280,151
#   China General Plastics Corp.                          3,359,341   3,868,501
#   China Glaze Co., Ltd.                                   507,002     212,437
*   China Man-Made Fiber Corp.                            7,685,972   2,518,598
    China Metal Products                                  1,901,603   1,854,075
    China Motor Corp.                                       642,000     586,729
*   China Petrochemical Development Corp.                17,473,000   9,138,970
    China Steel Chemical Corp.                            1,110,554   5,423,166
    China Steel Structure Co., Ltd.                         603,000     446,033
    China Synthetic Rubber Corp.                          4,103,751   6,912,595
#   China Wire & Cable Co., Ltd.                            716,160     594,245
#   Chinese Maritime Transport, Ltd.                        847,594     874,180
*   Ching Feng Home Fashions Co., Ltd.                      432,000     428,023
    Chipbond Technology Corp.                             4,640,000  10,706,654
#   ChipMOS TECHNOLOGIES, Inc.                            1,535,000   1,403,576
#   ChipMOS TECHNOLOGIES, Inc. ADR                            6,040     109,566
#   Chlitina Holding, Ltd.                                  371,000   1,818,484
#   Chong Hong Construction Co., Ltd.                     1,282,666   3,862,916
    Chroma ATE, Inc.                                      1,066,821   6,064,904
    Chun YU Works & Co., Ltd.                             1,382,000     713,406
    Chun Yuan Steel                                       2,534,529     999,590
*   Chung Hung Steel Corp.                                7,466,979   3,316,396
    Chung Hwa Food Industrial Co., Ltd.                      96,850     206,198
#   Chung Hwa Pulp Corp.                                  3,179,405   1,247,842
    Chung-Hsin Electric & Machinery Manufacturing Corp.   2,921,375   2,115,690
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.         165,000     144,437
*   Chunghwa Picture Tubes, Ltd.                         14,410,000   1,192,548
#   Chunghwa Precision Test Tech Co., Ltd.                   42,000   1,709,691
#   Chyang Sheng Dyeing & Finishing Co., Ltd.             1,255,000     995,734
    Cleanaway Co., Ltd.                                     553,000   3,255,407
    Clevo Co.                                             3,614,200   3,506,420
*   CMC Magnetics Corp.                                  15,197,566   2,532,857
#*  Co-Tech Development Corp.                             1,202,533   1,812,409
#*  CoAsia Microelectronics Corp.                           803,397     410,261
#   Coland Holdings, Ltd.                                   343,000     416,690
#   Collins Co., Ltd.                                       562,431     216,016
    Compeq Manufacturing Co., Ltd.                        2,388,000   2,960,203
    Compucase Enterprise                                    527,000     664,658
*   Concord Securities Co., Ltd.                          3,696,000   1,208,724
    Concraft Holding Co., Ltd.                              267,000   2,637,672
#   Continental Holdings Corp.                            3,306,320   1,845,608
#   Contrel Technology Co., Ltd.                          1,006,000     557,242
#   Coremax Corp.                                           395,000   1,690,066
    Coretronic Corp.                                      3,220,200   4,226,643

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
     Cowealth Medical Holding Co., Ltd.                       95,000 $  136,374
 #   Coxon Precise Industrial Co., Ltd.                      820,000    878,730
 #   Creative Sensor, Inc.                                   714,000    635,618
     Crown Bioscience International                          451,000  1,097,983
 *   Crystalwise Technology, Inc.                            120,000     63,359
 #*  CSBC Corp. Taiwan                                     3,412,610  1,671,307
     CTCI Corp.                                            1,493,000  2,320,081
 #   Cub Elecparts, Inc.                                     365,482  3,742,741
 #   CviLux Corp.                                            546,040    578,262
 #   CX Technology Co., Ltd.                                 391,755    344,803
 #   Cyberlink Corp.                                         539,697  1,204,850
 #   CyberPower Systems, Inc.                                281,000    943,044
     CyberTAN Technology, Inc.                             2,254,779  1,556,933
 #   Cypress Technology Co., Ltd.                            271,700    852,904
     D-Link Corp.                                          5,120,668  2,291,508
 #   DA CIN Construction Co., Ltd.                         1,156,711    728,703
 #   Da-Li Development Co., Ltd.                           1,211,032  1,389,022
 #   Dadi Early-Childhood Education Group, Ltd.              133,956  1,120,185
     Dah Fung CATV Co., Ltd.                                 493,870    601,785
 *   Danen Technology Corp.                                2,682,000    657,941
 #   Darfon Electronics Corp.                              1,769,550  1,851,021
 #   Darwin Precisions Corp.                               2,503,635  3,083,888
 #   Davicom Semiconductor, Inc.                             583,888    511,451
     Daxin Materials Corp.                                   334,000    920,659
     De Licacy Industrial Co.                              2,191,407  1,888,181
 #   Delpha Construction Co., Ltd.                           766,931    397,039
     Depo Auto Parts Ind Co., Ltd.                           794,000  2,490,193
     Dimerco Data System Corp.                               108,000    142,837
 #   Dimerco Express Corp.                                   799,000    578,704
 #   Draytek Corp.                                           318,000    316,121
     Dyaco International, Inc.                                35,000     49,879
 #   Dynacolor, Inc.                                         306,000    397,199
 *   Dynamic Electronics Co., Ltd.                         1,961,321    749,753
 #   Dynapack International Technology Corp.               1,116,000  1,770,435
     E Ink Holdings, Inc.                                    208,000    378,117
 #   E-Lead Electronic Co., Ltd.                             507,942    504,847
     E-LIFE MALL Corp.                                       484,000  1,050,789
 *   E-Ton Solar Tech Co., Ltd.                            2,834,209    811,318
 *   Eastern Media International Corp.                     4,370,889  1,679,607
 #   ECOVE Environment Corp.                                 198,000  1,144,858
     Edimax Technology Co., Ltd.                           1,432,108    485,848
 *   Edison Opto Corp.                                       848,000    466,459
 #   Edom Technology Co., Ltd.                             1,229,968    843,062
 #   eGalax_eMPIA Technology, Inc.                           397,131    716,271
 #*  Egis Technology, Inc.                                    75,000    567,347
 #   Elan Microelectronics Corp.                           2,837,715  4,496,860
 #*  Electric Power Technology, Ltd.                         141,000    139,706
     Elite Advanced Laser Corp.                              903,024  3,998,577
 #   Elite Material Co., Ltd.                              1,689,350  5,932,858
     Elite Semiconductor Memory Technology, Inc.           1,994,200  3,048,004
 *   Elitegroup Computer Systems Co., Ltd.                 2,513,254  1,613,402
     eMemory Technology, Inc.                                511,000  7,269,226
 #   Emerging Display Technologies Corp.                     748,000    254,317

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   ENG Electric Co., Ltd.                                1,207,923 $   292,086
#   Ennoconn Corp.                                          325,972   5,297,678
#   EnTie Commercial Bank Co., Ltd.                       2,226,603   1,026,646
#*  Epileds Technologies, Inc.                              588,000     450,286
#*  Epistar Corp.                                         7,530,000  13,274,502
    Eslite Spectrum Corp. (The)                              65,000     305,167
#   Eson Precision Ind. Co., Ltd.                           538,000     797,204
    Eternal Materials Co., Ltd.                           4,614,398   4,892,723
*   Etron Technology, Inc.                                3,017,000   1,605,774
#   Eurocharm Holdings Co., Ltd.                            264,000     774,897
#   Everest Textile Co., Ltd.                             2,964,664   1,470,222
    Evergreen International Storage & Transport Corp.     3,744,000   1,790,918
#   Everlight Chemical Industrial Corp.                   3,474,606   2,198,629
#   Everlight Electronics Co., Ltd.                       2,909,000   4,569,308
#   Everspring Industry Co., Ltd.                         1,073,000     449,590
#   Excelsior Medical Co., Ltd.                             633,217     991,984
#   EZconn Corp.                                            346,000     501,930
    Far Eastern Department Stores, Ltd.                   8,598,000   4,614,003
    Far Eastern International Bank                       17,130,852   5,677,722
    Faraday Technology Corp.                                334,305     935,704
*   Farglory F T Z Investment Holding Co., Ltd.             485,000     293,819
    Farglory Land Development Co., Ltd.                   2,296,000   2,535,875
#   Federal Corp.                                         3,410,238   1,571,970
    Feedback Technology Corp.                               235,200   1,026,517
    Feng Hsin Steel Co., Ltd.                             3,347,100   6,878,732
    Fine Blanking & Tool Co., Ltd.                           13,000      18,980
#*  First Copper Technology Co., Ltd.                     1,011,000     447,218
#   First Hi-Tec Enterprise Co., Ltd.                       427,205     515,456
#   First Hotel                                           1,055,124     571,829
    First Insurance Co., Ltd. (The)                       1,368,179     673,259
#*  First Steamship Co., Ltd.                             4,871,424   1,393,608
#   FLEXium Interconnect, Inc.                            2,153,087   8,223,125
    Flytech Technology Co., Ltd.                            777,309   2,302,164
#   FocalTech Systems Co., Ltd.                           1,980,048   2,048,325
#   Forest Water Environment Engineering Co., Ltd.          308,000     678,735
    Formosa Advanced Technologies Co., Ltd.               1,172,000   1,269,630
    Formosa International Hotels Corp.                      386,329   2,053,948
#   Formosa Laboratories, Inc.                              658,000   1,292,733
#   Formosa Oilseed Processing Co., Ltd.                    691,567   1,631,537
    Formosa Optical Technology Co., Ltd.                    145,000     322,938
    Formosan Rubber Group, Inc.                           2,586,952   1,406,249
#   Formosan Union Chemical                               2,357,193   1,470,701
#   Fortune Electric Co., Ltd.                            1,008,078     724,646
#   Founding Construction & Development Co., Ltd.         1,114,623     617,416
    Foxlink Image Technology Co., Ltd.                      861,000     628,668
#   Foxsemicon Integrated Technology, Inc.                  389,550   3,463,308
    Froch Enterprise Co., Ltd.                            1,216,189     701,699
    FSP Technology, Inc.                                  1,036,427     869,542
#   Fulgent Sun International Holding Co., Ltd.             478,827   1,180,466
#   Fullerton Technology Co., Ltd.                          624,600     517,747
#   Fulltech Fiber Glass Corp.                            2,426,083   1,972,897
#   Fwusow Industry Co., Ltd.                               867,138     526,908
#   G Shank Enterprise Co., Ltd.                            928,281     836,267

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
*   G Tech Optoelectronics Corp.                             780,354 $  493,902
#   Gallant Precision Machining Co., Ltd.                  1,099,000    800,569
#   GCS Holdings, Inc.                                       440,000  1,355,473
    GEM Services Inc/Tw                                      278,000    803,079
#   Gemtek Technology Corp.                                2,317,219  2,232,716
#   General Plastic Industrial Co., Ltd.                     290,553    398,652
#   Generalplus Technology, Inc.                             367,000    655,854
*   Genesis Photonics, Inc.                                  639,976     77,342
#   Genesys Logic, Inc.                                      633,000    815,847
#*  Genius Electronic Optical Co., Ltd.                      485,427  4,653,331
*   Genmont Biotech, Inc.                                     93,000     77,404
    Genovate Biotechnology Co., Ltd.                         155,000    179,358
    GeoVision, Inc.                                          510,096    687,996
    Getac Technology Corp.                                 2,800,360  4,174,778
#   Giantplus Technology Co., Ltd.                         1,619,900  1,017,632
    Gigabyte Technology Co., Ltd.                          3,920,800  9,773,781
#   Gigasolar Materials Corp.                                199,880  1,587,944
#*  Gigastorage Corp.                                      2,770,561  1,504,372
#   Ginko International Co., Ltd.                            373,000  3,005,443
*   Gintech Energy Corp.                                   4,150,561  2,491,213
    Global Brands Manufacture, Ltd.                        2,093,359    907,817
#   Global Lighting Technologies, Inc.                       622,000    908,755
    Global Mixed Mode Technology, Inc.                       519,000  1,217,326
#   Global PMX Co., Ltd.                                     278,000  1,662,852
#   Global Unichip Corp.                                     638,000  7,851,149
    Globe Union Industrial Corp.                           1,520,914  1,017,369
    Gloria Material Technology Corp.                       3,833,547  2,661,944
#   Glory Science Co., Ltd.                                  330,296    588,645
*   GlycoNex, Inc.                                           126,000    122,672
#*  Gold Circuit Electronics, Ltd.                         3,196,227  1,123,145
    Golden Friends Corp.                                     218,600    409,514
*   Goldsun Building Materials Co., Ltd.                   8,833,722  2,910,375
    Good Way Technology Co., Ltd.                            202,000    396,890
#   Good Will Instrument Co., Ltd.                           338,869    273,180
    Grand Fortune Securities Co., Ltd.                       920,000    482,510
#   Grand Ocean Retail Group, Ltd.                           603,000    475,661
    Grand Pacific Petrochemical                            6,845,000  6,743,161
#   Grand Plastic Technology Corp.                           129,000    778,737
    GrandTech CG Systems, Inc.                               277,000    553,886
    Grape King Bio, Ltd.                                     755,000  5,485,491
#   Great China Metal Industry                             1,134,000    985,789
#   Great Taipei Gas Co., Ltd.                             1,767,000  1,655,547
    Great Wall Enterprise Co., Ltd.                        3,872,774  4,515,102
    Greatek Electronics, Inc.                              2,105,000  4,087,626
#*  Green Energy Technology, Inc.                          2,369,457  1,420,748
#   Green River Holding Co., Ltd.                            103,950    528,431
#   Green Seal Holding, Ltd.                                 513,700  1,105,414
    GTM Holdings Corp.                                       734,000    448,371
    Hakers Enterprise Co., Ltd.                               61,200     62,883
#   Hannstar Board Corp.                                   2,212,049  1,530,261
#   HannStar Display Corp.                                21,469,506  7,852,825
*   HannsTouch Solution, Inc.                              3,732,805  1,151,724
#   Hanpin Electron Co., Ltd.                                455,000    448,824

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
 #*  Harvatek Corp.                                          984,949 $  690,376
     Hey Song Corp.                                        2,024,750  2,167,577
     Hi-Clearance, Inc.                                      185,000    609,566
     Highlight Tech Corp.                                    427,000    474,749
     HIM International Music, Inc.                           175,400    644,537
 #   Hiroca Holdings, Ltd.                                   579,448  2,225,777
 #*  HiTi Digital, Inc.                                    1,013,935    391,602
     Hitron Technology, Inc.                               1,757,213  1,261,703
 *   Ho Tung Chemical Corp.                                6,524,684  2,126,565
 #*  Hocheng Corp.                                         2,223,700    752,686
     Hold-Key Electric Wire & Cable Co., Ltd.                205,908     69,739
     Holiday Entertainment Co., Ltd.                         553,800  1,027,218
     Holtek Semiconductor, Inc.                            1,280,000  3,439,262
 #   Holy Stone Enterprise Co., Ltd.                         988,910  3,796,074
     Hong Pu Real Estate Development Co., Ltd.             1,826,185  1,414,881
 #   Hong TAI Electric Industrial                          1,486,000    578,931
     Hong YI Fiber Industry Co.                            1,282,652    958,296
 *   Horizon Securities Co., Ltd.                          2,874,000    822,557
 #   Hota Industrial Manufacturing Co., Ltd.               1,550,932  6,503,022
     Hotron Precision Electronic Industrial Co., Ltd.        324,300    542,534
 #   Hsin Kuang Steel Co., Ltd.                            1,796,443  1,908,110
 #   Hsin Yung Chien Co., Ltd.                               252,100    744,382
     Hsing TA Cement Co.                                     513,855    243,303
 #   Hu Lane Associate, Inc.                                 616,866  3,211,893
 *   HUA ENG Wire & Cable Co., Ltd.                        2,766,565  1,084,215
     Huaku Development Co., Ltd.                           1,800,816  4,482,742
 #   Huang Hsiang Construction Corp.                         825,800    878,827
     Hung Ching Development & Construction Co., Ltd.       1,000,000    881,522
     Hung Sheng Construction, Ltd.                         3,359,400  3,121,955
     Huxen Corp.                                             301,244    466,829
 #   Hwa Fong Rubber Industrial Co., Ltd.                  1,725,890    887,835
 *   Hwacom Systems, Inc.                                    442,000    214,386
 #*  I-Chiun Precision Industry Co., Ltd.                  1,255,313    489,288
 #   I-Sheng Electric Wire & Cable Co., Ltd.                 773,000  1,195,343
 #   Ibase Technology, Inc.                                  878,206  1,491,070
 #*  Ichia Technologies, Inc.                              2,319,000  1,310,674
 #   Ideal Bike Corp.                                      1,171,734    532,422
 #   IEI Integration Corp.                                 1,355,209  1,885,643
 #   Info-Tek Corp.                                          174,000    138,019
 #   Infortrend Technology, Inc.                           1,341,163    661,067
     Innodisk Corp.                                          449,592  1,855,064
 #   Inpaq Technology Co., Ltd.                              546,000    509,477
 #   Intai Technology Corp.                                  240,000    809,136
 #   Integrated Service Technology, Inc.                     421,178  1,496,488
 #   IntelliEPI, Inc.                                        236,000    905,904
     International Games System Co., Ltd.                    385,000  2,164,871
 #   Iron Force Industrial Co., Ltd.                         337,393  1,219,274
     ITE Technology, Inc.                                  1,099,095  1,409,251
     ITEQ Corp.                                            1,437,614  3,064,397
     J Touch Corp.                                            11,000        214
 #   Jarllytec Co., Ltd.                                     383,000    656,478
 #   Jentech Precision Industrial Co., Ltd.                  422,868  1,019,050
     Jess-Link Products Co., Ltd.                            815,925    841,532

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Jian Sin Industrial Co., Ltd.                             12,000 $   33,034
#   Jih Lin Technology Co., Ltd.                             213,000    653,612
#   Jih Sun Financial Holdings Co., Ltd.                  11,144,896  3,183,717
#   Jinan Acetate Chemical Co., Ltd.                          49,000    268,427
#   Jinli Group Holdings, Ltd.                               821,058    664,913
#   Johnson Health Tech Co., Ltd.                            737,257    886,159
    Jourdeness Group, Ltd.                                    17,000     34,201
#   K Laser Technology, Inc.                                 907,000    511,452
#   Kaori Heat Treatment Co., Ltd.                           613,197    894,646
    Kaulin Manufacturing Co., Ltd.                           919,330    794,325
#   KEE TAI Properties Co., Ltd.                           2,625,473    940,530
#   Kenda Rubber Industrial Co., Ltd.                        419,000    531,765
#   Kenmec Mechanical Engineering Co., Ltd.                1,323,000    557,840
#   Kerry TJ Logistics Co., Ltd.                           1,641,000  2,163,328
    Kindom Construction Corp.                              2,620,000  2,007,081
#   King Chou Marine Technology Co., Ltd.                    467,920    510,822
#   King Yuan Electronics Co., Ltd.                        8,804,979  9,098,742
    King's Town Bank Co., Ltd.                             4,860,701  6,964,164
#*  King's Town Construction Co., Ltd.                       921,074    725,374
#   Kingcan Holdings, Ltd.                                   422,273    373,781
#   Kingpak Technology, Inc.                                 196,117  1,853,853
    Kinik Co.                                                858,000  2,386,247
#   Kinko Optical Co., Ltd.                                  964,000  1,239,322
    Kinpo Electronics                                      9,185,157  3,388,688
#   Kinsus Interconnect Technology Corp.                   1,974,000  3,412,242
#   KMC Kuei Meng International, Inc.                        442,146  2,027,848
    KNH Enterprise Co., Ltd.                                 333,020    139,106
#   KS Terminals, Inc.                                       913,482  1,817,505
#   Kung Long Batteries Industrial Co., Ltd.                 462,000  2,256,870
#   Kung Sing Engineering Corp.                            1,965,000  1,142,142
*   Kuo Toong International Co., Ltd.                      1,721,511  1,238,501
#*  Kuoyang Construction Co., Ltd.                         2,979,384  1,643,079
    Kwong Fong Industries Corp.                              840,764    483,982
#   Kwong Lung Enterprise Co., Ltd.                          504,000    829,236
*   KYE Systems Corp.                                      1,763,672    659,086
#   L&K Engineering Co., Ltd.                              1,281,048  1,527,915
#*  LAN FA Textile                                         1,708,933    535,776
    Land Mark Optoelectronics Corp.                          418,300  5,295,977
#   Lanner Electronics, Inc.                                 689,006  1,019,758
#   Laser Tek Taiwan Co., Ltd.                               492,504    511,988
#   Laster Tech Corp., Ltd.                                  314,000    782,607
    LCY Chemical Corp.                                     1,490,383  2,306,729
#   Leader Electronics, Inc.                                 828,000    258,489
    Leadtrend Technology Corp.                               120,086    111,682
#*  Lealea Enterprise Co., Ltd.                            5,394,892  2,126,720
    Ledlink Optics, Inc.                                     340,300    520,427
    Ledtech Electronics Corp.                                351,000    159,269
    LEE CHI Enterprises Co., Ltd.                          1,386,000    546,808
#   Lelon Electronics Corp.                                  512,300  1,065,219
#   Lemtech Holdings Co., Ltd.                               130,000    603,010
*   Leofoo Development Co., Ltd.                           1,858,116    514,848
*   LES Enphants Co., Ltd.                                   779,754    322,302
#*  Lextar Electronics Corp.                               2,699,500  2,246,626

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
#   Li Cheng Enterprise Co., Ltd.                           537,912 $   834,222
#*  Li Peng Enterprise Co., Ltd.                          4,715,897   1,400,372
#   Lian HWA Food Corp.                                     532,525     626,311
    Lida Holdings, Ltd.                                     120,000     432,522
#   Lien Chang Electronic Enter                             476,000     240,600
    Lien Hwa Industrial Corp.                             4,474,170   5,795,095
    Lifestyle Global Enterprise, Inc.                        72,000     310,300
#   Lingsen Precision Industries, Ltd.                    2,691,506   1,409,043
    Lion Travel Service Co., Ltd.                           138,000     638,383
#   Lite-On Semiconductor Corp.                           1,656,539   2,535,474
    Long Bon International Co., Ltd.                      2,463,945   1,241,513
#   Long Chen Paper Co., Ltd.                             4,309,006   4,933,300
#   Longwell Co.                                            854,000   2,311,228
    Lotes Co., Ltd.                                         456,778   2,781,238
#*  Lotus Pharmaceutical Co., Ltd.                          518,000     862,975
#   Lu Hai Holding Corp.                                    315,690     507,763
#   Lucky Cement Corp.                                    1,645,000     479,442
    Lumax International Corp., Ltd.                         640,592   1,272,715
    Lung Yen Life Service Corp.                           1,183,000   2,722,844
#*  LuxNet Corp.                                            479,482     601,111
#   Macauto Industrial Co., Ltd.                            371,000   1,922,082
#   Machvision, Inc.                                        236,000   2,549,672
#   Macroblock, Inc.                                        221,550     505,861
#*  Macronix International                                9,266,820  14,506,120
    Mag Layers Scientific-Technics Co., Ltd.                352,933     798,513
#   Makalot Industrial Co., Ltd.                          1,424,677   6,466,545
    Marketech International Corp.                           921,000   1,267,888
    Masterlink Securities Corp.                           8,580,728   2,647,165
#   Materials Analysis Technology, Inc.                     258,044     704,091
#   Mayer Steel Pipe Corp.                                  944,567     458,318
    Maywufa Co., Ltd.                                        69,322      32,604
#   Meiloon Industrial Co.                                  898,730   1,046,317
    Mercuries & Associates Holding, Ltd.                  2,769,015   2,370,896
*   Mercuries Life Insurance Co., Ltd.                    7,718,147   4,234,966
#   Merry Electronics Co., Ltd.                              69,477     435,335
#*  Microbio Co., Ltd.                                    2,948,607   2,224,574
#   Microelectronics Technology, Inc.                       668,655     720,028
#   Microlife Corp.                                         351,600     847,158
#   Mildef Crete, Inc.                                      344,000     674,293
    MIN AIK Technology Co., Ltd.                          1,059,452     969,707
#   Mirle Automation Corp.                                1,333,098   2,457,369
    Mitac Holdings Corp.                                  4,427,004   5,154,619
#   Mobiletron Electronics Co., Ltd.                        509,800     691,212
    momo.com, Inc.                                          189,000   1,703,789
*   Mosel Vitelic, Inc.                                     178,482     140,465
#*  Motech Industries, Inc.                               3,160,731   2,455,667
#   MPI Corp.                                               464,000   1,099,265
#   Nak Sealing Technologies Corp.                          387,954   1,216,040
    Namchow Holdings Co., Ltd.                            1,306,000   2,772,168
#   Nan Kang Rubber Tire Co., Ltd.                        3,787,952   3,518,853
#   Nan Liu Enterprise Co., Ltd.                            309,000   1,716,841
    Nan Ren Lake Leisure Amusement Co., Ltd.                855,000     238,827
    Nan Ya Printed Circuit Board Corp.                    1,747,000   1,570,278

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 TAIWAN -- (Continued)
 #   Nang Kuang Pharmaceutical co., Ltd.                     412,000 $  535,828
 #   Nantex Industry Co., Ltd.                             1,959,149  1,555,105
     National Petroleum Co., Ltd.                            217,824    295,599
 #*  Neo Solar Power Corp.                                 6,312,744  3,007,792
 #   Netronix, Inc.                                          502,000    802,829
     New Asia Construction & Development Corp.               338,835     81,396
     New Best Wire Industrial Co., Ltd.                      181,600    190,222
 #   New Era Electronics Co., Ltd.                           312,000    211,862
 #*  Newmax Technology Co., Ltd.                             705,009  1,036,205
 #   Nexcom International Co., Ltd.                          720,094    805,025
 #   Nichidenbo Corp.                                      1,008,801  1,312,100
 #   Nien Hsing Textile Co., Ltd.                            999,345    862,840
 #   Nishoku Technology, Inc.                                328,000    803,339
 #   Nuvoton Technology Corp.                                551,000  1,436,007
     O-Bank Co., Ltd.                                        140,000     43,177
 #*  Ocean Plastics Co., Ltd.                              1,009,200  1,011,782
 #   On-Bright Electronics, Inc.                             227,052  2,239,265
 *   Oneness Biotech Co., Ltd.                               110,000     77,981
     OptoTech Corp.                                        3,143,358  2,449,696
     Orient Europharma Co., Ltd.                             283,000    786,274
 *   Orient Semiconductor Electronics, Ltd.                5,098,000  1,589,851
     Oriental Union Chemical Corp.                         5,582,267  5,714,330
 #   P-Duke Technology Co., Ltd.                             291,500    684,776
     P-Two Industries, Inc.                                  127,000     92,448
 #   Pacific Construction Co.                              1,868,921    788,457
     Pacific Hospital Supply Co., Ltd.                       420,000  1,143,148
 #   Paiho Shih Holdings Corp.                               908,928  1,921,801
     Pan Jit International, Inc.                           2,371,541  2,957,371
 #   Pan-International Industrial Corp.                    2,834,747  2,463,036
 #   Paolung International Co., Ltd.                         110,000    105,798
     Parade Technologies, Ltd.                               378,401  7,905,582
 #   Paragon Technologies Co., Ltd.                          467,246    533,403
 #   PChome Online, Inc.                                     680,676  3,789,971
 #   PCL Technologies, Inc.                                  200,040    684,334
 #   PharmaEngine, Inc.                                      453,581  2,284,254
 #   Pharmally International Holding Co., Ltd.               285,455  3,623,758
 #*  Phihong Technology Co., Ltd.                          2,365,401  1,078,791
 #   Phoenix Tours International, Inc.                       318,450    383,680
     Pili International Multimedia Co., Ltd.                  47,000     95,098
 #   Pixart Imaging, Inc.                                    593,150  2,814,980
     Planet Technology Corp.                                 156,000    335,258
     Plastron Precision Co., Ltd.                            478,400    333,055
     Plotech Co., Ltd.                                       514,000    317,745
 #   Polytronics Technology Corp.                            357,027    685,187
 #   Posiflex Technology, Inc.                               355,457  1,713,901
 #*  Power Quotient International Co., Ltd.                1,076,600    453,419
     Power Wind Health Industry, Inc.                         42,000    209,070
     Powertech Industrial Co., Ltd.                           80,000     42,980
     Poya International Co., Ltd.                            294,098  3,781,360
 *   President Securities Corp.                            6,572,524  3,474,316
 #   Primax Electronics, Ltd.                              2,765,000  7,819,296
 *   Prime Electronics & Satellitics, Inc.                   667,822    207,140
     Prince Housing & Development Corp.                    8,648,644  3,734,747

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#*  Princeton Technology Corp.                             1,099,000 $  321,259
    Pro Hawk Corp.                                           118,000    536,353
#   Promate Electronic Co., Ltd.                           1,191,000  1,185,316
*   Promise Technology, Inc.                               1,152,286    410,816
#   Prosperity Dielectrics Co., Ltd.                         708,559  1,067,454
    Qisda Corp.                                            2,915,900  2,124,458
#   QST International Corp.                                  173,000    670,822
#   Qualipoly Chemical Corp.                                 605,713    704,814
#   Quang Viet Enterprise Co., Ltd.                          101,000    467,712
#   Quanta Storage, Inc.                                   1,478,000  1,619,440
#   Quintain Steel Co., Ltd.                               1,608,000    628,843
#   Radiant Opto-Electronics Corp.                         3,324,000  8,437,427
*   Radium Life Tech Co., Ltd.                             4,954,100  2,065,847
#   Rafael Microelectronics, Inc.                            138,000    914,090
#   Rechi Precision Co., Ltd.                              2,469,181  2,485,524
    Rexon Industrial Corp., Ltd.                                   1          1
    Rich Development Co., Ltd.                             4,399,036  1,510,444
#   RichWave Technology Corp.                                309,000    918,823
#*  Right WAY Industrial Co., Ltd.                           115,000     82,221
*   Ritek Corp.                                           13,943,860  2,683,945
#*  Roo Hsing Co., Ltd.                                    2,668,000  1,697,789
#   Rotam Global Agrosciences, Ltd.                          488,268    456,290
#   Ruentex Engineering & Construction Co.                   226,000    293,741
#   Run Long Construction Co., Ltd.                          916,292  1,441,883
#   Sagittarius Life Science Corp.                           168,889    365,969
    Samebest Co., Ltd.                                         3,000     31,401
#   Sampo Corp.                                            3,467,327  1,590,332
#   San Fang Chemical Industry Co., Ltd.                   1,323,647  1,521,424
    San Far Property, Ltd.                                    74,000     32,913
#   San Shing Fastech Corp.                                  794,875  1,498,196
    Sanitar Co., Ltd.                                        243,000    359,855
    Sanyang Motor Co., Ltd.                                4,189,628  3,026,334
*   Savior Lifetec Corp.                                     562,000    549,267
#   SCI Pharmtech, Inc.                                      456,395    941,812
#   Scientech Corp.                                          357,000  1,044,448
#   ScinoPharm Taiwan, Ltd.                                  478,000    571,676
#   SDI Corp.                                                891,000  2,282,579
    Sea Sonic Electronics Co., Ltd.                          143,000    155,762
#   Senao International Co., Ltd.                            813,541  1,430,142
#   Senao Networks, Inc.                                     194,000    818,015
#   Sercomm Corp.                                          1,655,000  4,745,640
#   Sesoda Corp.                                           1,157,712  1,258,971
    Shan-Loong Transportation Co., Ltd.                      467,000    520,619
#   Sharehope Medicine Co., Ltd.                             637,900    789,200
    Sheng Yu Steel Co., Ltd.                                 867,980    833,729
    ShenMao Technology, Inc.                                 607,891    558,903
    Shieh Yih Machinery Industry Co., Ltd.                   166,000     72,660
#   Shih Her Technologies, Inc.                              344,000    476,877
*   Shih Wei Navigation Co., Ltd.                          1,926,384    608,966
    Shihlin Electric & Engineering Corp.                   1,735,000  2,442,724
*   Shihlin Paper Corp.                                       19,000     23,762
    Shin Hai Gas Corp.                                         1,245      1,742
#   Shin Zu Shing Co., Ltd.                                1,239,144  3,589,172

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Shinih Enterprise Co., Ltd.                             128,000 $    86,631
*   Shining Building Business Co., Ltd.                   2,693,593   1,038,215
    Shinkong Insurance Co., Ltd.                          1,365,131   1,384,943
    Shinkong Synthetic Fibers Corp.                       9,970,395   3,328,641
#   Shinkong Textile Co., Ltd.                              964,542   1,487,367
#   Shiny Chemical Industrial Co., Ltd.                     434,031   1,321,355
#   ShunSin Technology Holding, Ltd.                        295,000   1,531,211
#   Shuttle, Inc.                                         2,436,152   1,807,019
    Sigurd Microelectronics Corp.                         2,739,974   3,414,642
#*  Silicon Integrated Systems Corp.                      3,247,887   1,124,710
#*  Silitech Technology Corp.                               931,774     584,734
    Simplo Technology Co., Ltd.                           1,229,800   7,848,408
    Sinbon Electronics Co., Ltd.                          1,519,813   4,272,840
    Sincere Navigation Corp.                              2,188,786   1,514,541
#   Single Well Industrial Corp.                            302,916     291,480
#   Sinher Technology, Inc.                                 305,000     516,683
#   Sinmag Equipment Corp.                                  303,436   1,746,906
    Sino-American Electronic Co., Ltd.                      564,703      70,720
    Sino-American Silicon Products, Inc.                  3,845,000  13,377,088
    Sinon Corp.                                           2,796,510   1,611,979
#   Sinphar Pharmaceutical Co., Ltd.                      1,080,938     837,899
    Sinyi Realty, Inc.                                    1,465,659   1,915,362
    Sirtec International Co., Ltd.                          903,000   1,238,201
#   Sitronix Technology Corp.                               876,879   2,615,280
#   Siward Crystal Technology Co., Ltd.                   1,150,000     872,331
    Soft-World International Corp.                          776,000   1,928,045
*   Solar Applied Materials Technology Co.                2,312,846   1,777,843
#*  Solartech Energy Corp.                                2,500,616   1,299,267
#   Solomon Technology Corp.                                772,000     668,755
#   Solteam Electronics Co., Ltd.                           448,034     614,980
#   Song Shang Electronics Co., Ltd.                        555,000     405,127
#   Sonix Technology Co., Ltd.                            1,108,000   1,333,936
    Southeast Cement Co., Ltd.                            1,053,700     506,101
#*  Speed Tech Corp.                                        582,000   1,086,800
    Spirox Corp.                                            109,824     118,691
#   Sporton International, Inc.                             506,131   2,852,961
    St Shine Optical Co., Ltd.                              183,000   5,849,571
#   Standard Chemical & Pharmaceutical Co., Ltd.            811,571     980,683
#   Stark Technology, Inc.                                  769,688     962,357
#   Sunko INK Co., Ltd.                                     827,000     368,785
    Sunny Friend Environmental Technology Co., Ltd.         479,000   3,717,714
#   Sunonwealth Electric Machine Industry Co., Ltd.       1,382,487   2,820,177
#   Sunplus Technology Co., Ltd.                          3,797,000   2,375,672
    Sunrex Technology Corp.                                 976,567     581,587
    Sunspring Metal Corp.                                   842,000   1,030,259
*   Sunty Development Co., Ltd.                              42,000      16,375
#   Supreme Electronics Co., Ltd.                         2,478,508   2,407,694
    Swancor Holding Co., Ltd.                               558,206   1,579,439
    Sweeten Real Estate Development Co., Ltd.               538,874     314,900
#   Symtek Automation Asia Co., Ltd.                        171,172     523,725
    Syncmold Enterprise Corp.                             1,103,000   2,400,411
#   Synmosa Biopharma Corp.                                 317,799     293,252
#   Sysage Technology Co., Ltd.                             659,258     707,394

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
*   Sysgration                                            1,336,000 $   356,046
#   Systex Corp.                                          1,317,388   2,704,701
    T-Mac Techvest PCB Co., Ltd.                            380,000     158,283
#   T3EX Global Holdings Corp.                              686,117     547,259
    TA Chen Stainless Pipe                                5,225,478   4,358,548
#   Ta Liang Technology Co., Ltd.                           374,000     693,912
#*  Ta Ya Electric Wire & Cable                           4,144,306   1,888,054
#   Ta Yih Industrial Co., Ltd.                             219,000     587,507
#   TA-I Technology Co., Ltd.                               866,718     963,600
#   Tah Hsin Industrial Corp.                               439,600     396,364
    TAI Roun Products Co., Ltd.                             201,000      73,085
#   Tai Tung Communication Co., Ltd.                        638,197     452,091
#   Tai-Saw Technology Co., Ltd.                            235,120     155,486
    Taichung Commercial Bank Co., Ltd.                   16,549,698   5,733,681
#   TaiDoc Technology Corp.                                 360,470   1,175,059
    Taiflex Scientific Co., Ltd.                          1,398,340   2,538,343
#   Taimide Tech, Inc.                                      674,250   1,847,675
#   Tainan Enterprises Co., Ltd.                            886,370     732,970
    Tainan Spinning Co., Ltd.                             8,789,044   4,154,286
#*  Tainergy Tech Co., Ltd.                               1,760,000     748,550
    Tainet Communication System Corp.                        53,000     124,573
#*  Taisun Enterprise Co., Ltd.                           3,024,652   1,686,954
#*  Taita Chemical Co., Ltd.                              1,331,951     632,469
#   Taiwan Acceptance Corp.                                 807,480   3,144,196
    Taiwan Cement Corp.                                   2,132,152   2,753,616
#   Taiwan Chinsan Electronic Industrial Co., Ltd.          648,000   1,553,419
#   Taiwan Cogeneration Corp.                             2,714,566   2,458,048
    Taiwan Fire & Marine Insurance Co., Ltd.              1,265,338     906,713
#   Taiwan FU Hsing Industrial Co., Ltd.                  1,106,000   1,420,597
    Taiwan Hon Chuan Enterprise Co., Ltd.                 2,302,468   4,438,932
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.        1,130,120     774,861
*   Taiwan IC Packaging Corp.                               106,000      21,803
#*  Taiwan Land Development Corp.                         6,351,991   2,212,426
#   Taiwan Line Tek Electronic                              657,306     703,803
#*  Taiwan Mask Corp.                                     1,360,412     893,142
*   Taiwan Navigation Co., Ltd.                           1,275,777     721,751
    Taiwan Optical Platform Co., Ltd.                         9,360      38,064
#   Taiwan Paiho, Ltd.                                    1,991,287   6,848,377
    Taiwan PCB Techvest Co., Ltd.                         2,032,238   2,179,436
#*  Taiwan Prosperity Chemical Corp.                      1,085,000   1,360,453
#*  Taiwan Pulp & Paper Corp.                             2,174,980   1,425,058
#   Taiwan Sakura Corp.                                   1,463,803   2,033,280
    Taiwan Sanyo Electric Co., Ltd.                         417,400     346,015
    Taiwan Semiconductor Co., Ltd.                        1,582,000   3,919,931
#   Taiwan Shin Kong Security Co., Ltd.                   1,714,710   2,278,376
    Taiwan Styrene Monomer                                3,812,209   2,788,386
    Taiwan Surface Mounting Technology Corp.              2,099,388   2,190,846
    Taiwan Taxi Co., Ltd.                                    56,000     116,916
#   Taiwan TEA Corp.                                      5,074,897   2,662,017
#   Taiwan Union Technology Corp.                         1,548,000   4,777,114
    Taiyen Biotech Co., Ltd.                                857,883     829,448
#*  Tatung Co., Ltd.                                     15,711,015  12,883,597
    Tayih Lun An Co., Ltd.                                  270,890     349,928

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 TAIWAN -- (Continued)
 #   TCI Co., Ltd.                                           480,991 $5,501,126
     Te Chang Construction Co., Ltd.                         334,206    229,806
 #*  Teapo Electronic Corp.                                  558,000    821,964
     Tehmag Foods Corp.                                      145,800  1,161,443
     Ten Ren Tea Co., Ltd.                                   164,980    202,696
     Test Research, Inc.                                   1,233,821  1,921,263
     Test Rite International Co., Ltd.                     2,186,495  1,713,518
 #*  Tex-Ray Industrial Co., Ltd.                            803,000    354,875
 #   Thinking Electronic Industrial Co., Ltd.                589,204  1,724,591
 #   Thye Ming Industrial Co., Ltd.                        1,153,669  1,575,878
     Ton Yi Industrial Corp.                               4,970,644  2,361,666
     Tong Hsing Electronic Industries, Ltd.                1,101,963  4,488,363
     Tong Yang Industry Co., Ltd.                          3,284,741  6,045,110
     Tong-Tai Machine & Tool Co., Ltd.                     1,590,892  1,110,820
 #   TOPBI International Holdings, Ltd.                      411,109  1,534,929
 #   Topco Scientific Co., Ltd.                            1,403,087  4,274,019
 #   Topco Technologies Corp.                                193,000    472,593
     Topkey Corp.                                             39,000    119,129
 #   Topoint Technology Co., Ltd.                          1,093,776    784,291
 #   Toung Loong Textile Manufacturing                       694,000  1,713,048
 #*  TPK Holding Co., Ltd.                                 2,399,000  8,532,420
     Trade-Van Information Services Co.                      234,000    276,240
     Transart Graphics Co., Ltd.                              10,000     15,509
     Transcend Information, Inc.                             452,000  1,306,534
 #   TrueLight Corp.                                         550,700    756,208
 #   Tsang Yow Industrial Co., Ltd.                          618,000    729,927
     Tsann Kuen Enterprise Co., Ltd.                         321,686    263,795
 #   TSC Auto ID Technology Co., Ltd.                        185,700  1,701,117
 *   TSEC Corp.                                            1,998,205    671,929
 #   TSRC Corp.                                            4,673,200  5,749,478
 #   Ttet Union Corp.                                        300,000    938,512
     TTFB Co., Ltd.                                           71,000    562,538
 #   TTY Biopharm Co., Ltd.                                1,849,979  6,609,948
 #*  Tul Corp.                                                58,000    337,914
     Tung Ho Steel Enterprise Corp.                        5,832,000  5,218,899
 #   Tung Thih Electronic Co., Ltd.                          466,600  2,525,835
 #   TURVO International Co., Ltd.                           369,112  1,342,069
 *   TWi Pharmaceuticals, Inc.                               213,000    594,904
     TXC Corp.                                             2,214,053  3,115,854
 #   TYC Brother Industrial Co., Ltd.                      1,595,980  1,761,799
 *   Tycoons Group Enterprise                              2,826,182    658,187
 #   Tyntek Corp.                                          2,073,039  1,209,741
     U-Ming Marine Transport Corp.                         3,257,000  4,321,215
     UDE Corp.                                               486,000    908,797
 #   Ultra Chip, Inc.                                        419,000    589,576
 #   Unimicron Technology Corp.                           10,002,000  7,288,611
 #   Union Bank Of Taiwan                                  7,745,149  2,529,043
 #*  Union Insurance Co., Ltd.                               467,660    311,508
     Unitech Computer Co., Ltd.                              660,804    451,201
 #*  Unitech Printed Circuit Board Corp.                   3,589,370  2,851,399
     United Integrated Services Co., Ltd.                  1,808,439  3,679,051
 #   United Orthopedic Corp.                                 720,935  1,552,004
 #   United Radiant Technology                               669,000    437,190

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 TAIWAN -- (Continued)
 #*  Unity Opto Technology Co., Ltd.                       2,457,500 $  994,371
     Univacco Technology, Inc.                                32,000     19,749
     Universal Cement Corp.                                2,745,433  2,149,423
 #   Universal Microwave Technology, Inc.                    329,000    854,989
     Unizyx Holding Corp.                                  2,738,430  1,450,585
     UPC Technology Corp.                                  5,156,233  3,249,375
 #   Userjoy Technology Co., Ltd.                            202,991    661,150
     USI Corp.                                             5,916,408  3,154,362
 #   Usun Technology Co., Ltd.                               477,000    865,384
 #   Utechzone Co., Ltd.                                     390,000    660,495
 #   Ve Wong Corp.                                           621,696    570,367
 *   Via Technologies, Inc.                                1,316,000    636,491
 #   Victory New Materials, Ltd. Co.                         640,200  1,009,592
     Visual Photonics Epitaxy Co., Ltd.                    1,313,772  5,295,366
 #   Vivotek, Inc.                                           143,000    454,711
     Voltronic Power Technology Corp.                          9,000    159,772
 #*  Wafer Works Corp.                                     3,191,746  5,254,346
 #   Waffer Technology Co., Ltd.                             705,000    460,919
 *   Wah Hong Industrial Corp.                               182,021    127,086
     Wah Lee Industrial Corp.                              1,218,000  2,390,261
     Walsin Technology Corp.                               2,159,793  7,265,117
 #   Walton Advanced Engineering, Inc.                     2,069,197  1,015,509
     WAN HWA Enterprise Co.                                  761,812    353,103
     Waterland Financial Holdings Co., Ltd.               14,239,370  4,875,000
 *   Wei Chuan Foods Corp.                                 1,670,000  1,346,135
 #   Weikeng Industrial Co., Ltd.                          1,931,980  1,339,393
 #   Well Shin Technology Co., Ltd.                          635,000  1,227,801
     Wha Yu Industrial Co., Ltd.                             301,000    214,942
     Winmate, Inc.                                           237,000    409,277
 #   Winstek Semiconductor Co., Ltd.                         336,000    342,682
     Wintek Corp.                                          5,447,000     64,122
 #   Wisdom Marine Lines Co., Ltd.                         2,498,953  2,489,210
 #   Wisechip Semiconductor, Inc.                            137,302    472,467
 #   Wistron NeWeb Corp.                                   1,949,796  5,803,677
     Wowprime Corp.                                          456,000  2,119,984
     WT Microelectronics Co., Ltd.                         3,400,450  5,478,868
     WUS Printed Circuit Co., Ltd.                         1,786,700  1,138,011
 #   XAC Automation Corp.                                    553,000    825,271
     XPEC Entertainment, Inc.                                192,135     16,349
 #   Xxentria Technology Materials Corp.                     874,207  1,917,800
 *   Yang Ming Marine Transport Corp.                      6,727,981  2,674,421
     YC Co., Ltd.                                          3,093,453  1,565,179
     YC INOX Co., Ltd.                                     2,446,388  2,240,203
     YCC Parts Manufacturing Co., Ltd.                       204,000    297,234
     Yea Shin International Development Co., Ltd.            946,215    577,467
 #   Yeong Guan Energy Technology Group Co., Ltd.            754,929  1,918,163
 #   YFC-Boneagle Electric Co., Ltd.                         662,000  1,039,879
 #*  YFY, Inc.                                             9,029,212  4,210,086
 #   Yi Jinn Industrial Co., Ltd.                          1,624,284    763,414
 #   Yieh Phui Enterprise Co., Ltd.                        8,172,508  3,237,776
 #   Yonyu Plastics Co., Ltd.                                497,600    621,637
 *   Young Fast Optoelectronics Co., Ltd.                    866,872    559,303
 #*  Young Optics, Inc.                                      409,111    894,239

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
    Youngtek Electronics Corp.                           769,666 $    1,566,297
    Yuanta Futures Co., Ltd.                             114,000        174,471
    Yulon Motor Co., Ltd.                                889,000        724,809
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.     466,869      1,310,326
    Yungshin Construction & Development Co., Ltd.        765,000        839,067
#   YungShin Global Holding Corp.                      1,417,015      1,989,455
#   Yungtay Engineering Co., Ltd.                      2,989,000      5,626,262
    Zeng Hsing Industrial Co., Ltd.                      419,107      1,848,113
    Zenitron Corp.                                     1,364,000        973,663
#   Zero One Technology Co., Ltd.                        706,000        463,327
#   Zig Sheng Industrial Co., Ltd.                     3,408,732      1,385,857
    Zinwell Corp.                                      2,264,586      2,248,624
#   Zippy Technology Corp.                               887,948      1,050,767
    ZongTai Real Estate Development Co., Ltd.          1,376,277        934,398
                                                                 --------------
TOTAL TAIWAN                                                      1,367,448,062
                                                                 --------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL(B013KZ2)                           110,000        115,900
    AAPICO Hitech PCL(B013L48)                         1,013,740      1,068,117
    Advanced Information Technology PCL Class F          610,900        609,535
    AEON Thana Sinsap Thailand PCL(B01KHN0)              142,500        661,997
    AEON Thana Sinsap Thailand PCL(B01KHP2)               74,500        346,097
*   AJ Advance Technology PCL Class F                  4,098,800         68,052
    AJ Plast PCL                                       1,513,388        690,979
*   Amarin Printing & Publishing PCL                     415,000         68,239
    Amata Corp. PCL                                    4,597,910      3,780,210
    Ananda Development PCL                            14,870,700      2,658,874
    AP Thailand PCL                                   13,859,216      3,916,158
*   Apex Development PCL                                   3,536             49
    Asia Aviation PCL                                 13,800,800      2,511,640
*   Asia Capital Group PCL                               915,600        371,268
    Asia Plus Group Holdings PCL                       8,667,900      1,145,757
    Asia Sermkij Leasing PCL                           1,058,500        804,352
    Asian Insulators PCL                              12,731,600         98,332
    Asian Phytoceuticals PCL                             740,215         28,361
    Bangkok Airways PCL                                6,047,700      2,799,861
    Bangkok Aviation Fuel Services PCL                 1,869,746      2,626,719
    Bangkok Chain Hospital PCL                         8,720,637      4,510,674
    Bangkok Insurance PCL                                182,381      2,271,028
    Bangkok Land PCL                                  83,443,670      4,609,117
    Bangkok Ranch PCL                                  5,989,200      1,386,389
    Beauty Community PCL                               2,498,500      1,770,967
    BEC World PCL                                      6,929,900      2,588,756
    Better World Green PCL                            15,712,800        657,208
    Big Camera Corp. PCL                              12,340,900      1,134,795
    BJC Heavy Industries PCL Class F                   3,770,200        418,911
    Buriram Sugar PCL Class F                          1,885,900        481,711
    Cal-Comp Electronics Thailand PCL Class F         15,914,144      1,432,883
    CH Karnchang PCL                                   4,626,300      3,951,262
    Charoong Thai Wire & Cable PCL Class F               967,100        345,834
    Christiani & Nielsen Thai Class F                  2,930,600        303,166
    Chularat Hospital PCL Class F                     39,587,000      2,553,185

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 THAILAND -- (Continued)
 *   CIMB Thai Bank PCL                                    5,598,700 $  207,359
     CK Power PCL                                         21,430,690  2,955,957
     COL PCL                                                 550,200  1,062,807
     Com7 PCL Class F                                      4,388,100  2,437,833
 *   Country Group Development PCL                        24,588,300  1,083,393
     Country Group Holdings PCL Class F                    7,918,400    336,254
 *   Demco PCL                                             1,971,100    377,605
     Dhipaya Insurance PCL                                 1,127,300  1,736,661
     Diamond Building Products PCL                         1,276,900    240,540
     Dusit Thani PCL                                         114,500     36,375
     Dynasty Ceramic PCL                                  21,468,080  2,481,304
     Eastern Polymer Group PCL Class F                     7,688,000  2,479,208
     Eastern Printing PCL(B13J3C3)                            39,796      5,337
     Eastern Printing PCL(B13J3B2)                           795,912    106,731
     Eastern Water Resources Development and Management
       PCL Class F                                         5,072,600  1,959,721
     Energy Earth PCL                                      4,765,400     83,303
     Erawan Group PCL (The)                                9,343,170  2,490,915
 *   Esso Thailand PCL                                     5,454,400  3,308,863
     Forth Corp. PCL                                       2,199,100    495,008
     Forth Smart Service PCL                               2,541,300  1,257,668
     Fortune Parts Industry PCL Class F                    2,977,900    418,351
 *   G J Steel PCL                                        15,742,180    175,918
     GFPT PCL                                              4,326,100  1,850,886
 *   GMM Grammy PCL                                          121,460     39,168
     Golden Land Property Development PCL                  8,121,900  2,282,015
     Grand Canal Land PCL                                  6,184,900    361,378
 *   Grande Asset Hotels & Property PCL                      861,875     33,848
     Group Lease PCL                                         132,500     21,364
     Hana Microelectronics PCL                             2,468,496  3,349,651
     ICC International PCL                                   204,600    259,670
 *   Ichitan Group PCL                                     4,085,100  1,252,138
 *   Inter Far East Energy Corp. Class F                   4,679,700     86,855
     Interlink Communication PCL                           1,050,800    352,280
 *   International Engineering PCL                        39,494,487      4,792
     Italian-Thai Development PCL                         15,350,427  1,940,859
     Jasmine International PCL                            16,916,700  4,185,965
     Jaymart PCL                                           2,350,195  1,785,908
     JMT Network Services PCL                                150,400    175,275
     JSP Property PCL                                      2,885,000     69,085
     Jubilee Enterprise PCL                                   73,600     53,579
     Kang Yong Electric PCL                                   54,900    837,874
     Karmarts PCL                                          3,289,800    808,795
     Kaset Thai International Sugar Corp. PCL                 93,100     18,876
     KCE Electronics PCL                                     153,600    365,364
     KGI Securities Thailand PCL                           8,126,000  1,310,227
     Khon Kaen Sugar Industry PCL                         13,765,690  1,925,087
     Khonburi Sugar PCL                                      178,500     29,066
     Krungthai Card PCL                                      752,000  5,762,452
     L.P.N Development PCL                                   136,400     51,825
     Laguna Resorts & Hotels PCL                             197,000    155,361
     Lam Soon Thailand PCL                                 1,535,300    291,668
     Lanna Resources PCL                                   1,833,750  1,112,428
     LH Financial Group PCL                               56,352,039  3,112,676

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 THAILAND -- (Continued)
     Loxley PCL                                            7,709,376 $  649,832
     LPN Development PCL                                   7,399,203  2,811,319
     Major Cineplex Group PCL                              2,766,800  2,628,107
     Malee Group PCL                                         809,500    923,998
     Maybank Kim Eng Securities Thailand PCL                 974,300    681,263
     MBK PCL                                               6,979,400  4,768,811
     MC Group PCL                                          2,617,400  1,253,544
 *   MCOT PCL                                              2,457,200    855,156
     MCS Steel PCL                                         2,032,100    804,535
     Mega Lifesciences PCL                                 3,083,000  4,577,251
 *   Millcon Steel PCL                                     1,659,500     93,784
     MK Real Estate Development PCL                        1,885,900    220,383
     Modernform Group PCL                                  2,352,200    416,817
     Mono Technology PCL Class F                          10,763,800  1,642,751
     Muang Thai Insurance PCL                                 61,288    264,172
     Muramoto Electron Thailand PCL                           14,000    104,151
     Namyong Terminal PCL                                  4,335,100    865,082
 *   Nation Multimedia Group PCL                           9,732,700    136,730
     Netbay PCL                                              177,100    214,872
 *   Nirvana Daii PCL                                         72,100     10,175
 *   Noble Development PCL                                   735,000    321,504
     Origin Property PCL                                     620,200    433,665
     Padaeng Industry PCL                                    998,900    723,979
     PCS Machine Group Holding PCL                         1,546,300    402,374
     Plan B Media Pcl                                      6,469,600  1,414,967
     Platinum Group PCL (The) Class F                      3,835,400  1,053,143
     Polyplex Thailand PCL                                 3,030,650  1,422,432
 *   Precious Shipping PCL                                 5,665,800  2,062,264
     Premier Marketing PCL                                 2,656,400  1,128,037
 *   Principal Capital PCL                                 1,217,100    227,332
     Property Perfect PCL                                 28,255,000    757,797
     Pruksa Holding PCL                                    1,390,700  1,074,551
     PTG Energy PCL                                        4,974,400  3,398,856
     Quality Houses PCL                                   43,370,126  4,431,175
     Raimon Land PCL                                      11,010,600    337,490
     Ratchthani Leasing PCL                               10,817,700  3,523,006
 *   Regional Container Lines PCL                          4,686,700  1,406,609
     Rojana Industrial Park PCL                            8,647,311  2,098,326
 *   RS PCL                                                3,295,100  3,208,830
     S 11 Group PCL                                        1,035,300    264,444
     Saha Pathana Inter-Holding PCL                          694,600  1,685,492
     Saha-Union PCL                                          783,900  1,126,293
     Sahaviriya Steel Industries PCL                      87,225,900     26,179
     Samart Corp. PCL                                      3,038,600  1,086,600
 *   Samart Digital Public Co., Ltd.                      14,993,100    239,353
     Samart Telcoms PCL                                    2,020,600    767,725
     Sansiri PCL                                          48,841,510  3,399,569
     Sappe PCL                                             1,014,300    931,070
     SC Asset Corp PCL                                    16,086,615  2,075,030
     Scan Inter PCL Class F                                3,602,500    586,614
     SEAFCO PCL                                            1,454,200    461,982
     Sena Development PCL                                    391,400     54,236
     Siam Future Development PCL                           8,017,673  2,303,929

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
 THAILAND -- (Continued)
     Siam Wellness Group PCL Class F                       1,404,900 $  977,868
     Siamgas & Petrochemicals PCL                          2,924,700  2,894,818
 *   Singha Estate PCL                                    23,740,200  2,440,723
     Sino-Thai Engineering & Construction PCL              6,751,100  5,324,143
     SNC Former PCL                                          141,800     63,837
     Somboon Advance Technology PCL                        1,523,137    982,355
     SPCG PCL                                              2,734,700  2,139,213
     Sri Ayudhya Capital PCL                                 265,500    288,218
     Sri Trang Agro-Industry PCL                           5,194,308  2,056,495
     Sriracha Construction PCL                               881,900    560,339
     Srithai Superware PCL                                10,647,500    486,141
 *   Stars Microelectronics Thailand PCL                   2,352,400    157,728
     STP & I PCL                                           7,522,564  1,417,086
     Sub Sri Thai PCL                                        459,030    118,715
     Supalai PCL                                           6,010,833  4,510,044
 *   Superblock PCL                                       78,649,300  2,938,049
     Susco PCL                                             1,295,200    164,588
     SVI PCL                                               7,597,600  1,033,390
 *   Symphony Communication PCL                              371,305    101,955
     Synnex Thailand PCL                                   1,974,300    958,153
     Syntec Construction PCL                               4,454,200    839,073
     Taokaenoi Food & Marketing PCL                        4,876,680  3,472,221
     Tapaco PCL                                              916,500    374,559
 *   Tata Steel Thailand PCL                              26,758,900    854,371
     Thai Agro Energy PCL Class F                            378,870     32,419
 *   Thai Airways International PCL(6888868)               6,131,500  3,230,196
 *   Thai Airways International PCL(6364971)                 141,400     74,492
     Thai Central Chemical PCL                               295,800    441,528
     Thai Metal Trade PCL                                  1,176,100    638,368
     Thai Nakarin Hospital PCL                               228,700    272,001
 *   Thai President Foods PCL                                  1,430      8,995
     Thai Rayon PCL                                           38,400     70,192
     Thai Reinsurance PCL                                 12,259,300    716,300
     Thai Solar Energy PCL Class F                         3,758,200    542,371
     Thai Stanley Electric PCL Class F                       206,600  1,497,388
     Thai Steel Cable PCL                                      3,400      1,292
     Thai Vegetable Oil PCL                                2,911,575  3,160,714
     Thai Wacoal PCL                                          78,000    117,361
     Thai Wah PCL Class F                                  2,714,100    909,899
     Thai-German Ceramic PCL Class F                       3,827,900    386,212
     Thaicom PCL                                           3,372,700  1,259,917
     Thaifoods Group PCL Class F                           6,429,700  1,129,098
     Thaire Life Assurance PCL Class F                     2,052,800    799,622
     Thitikorn PCL                                         1,585,700    865,756
     Thoresen Thai Agencies PCL                            8,317,554  2,336,988
     TICON Industrial Connection PCL Class F               7,106,984  3,948,324
     Tipco Asphalt PCL                                     3,341,400  2,453,774
     TIPCO Foods PCL                                       1,758,482    859,029
     TPBI Public Co.                                          41,000     14,662
     TPC Power Holdings Co., Ltd.                          1,620,900    786,644
     TPI Polene PCL                                       66,432,800  4,539,150
     TRC Construction PCL                                 27,413,585    884,027
     TTCL PCL(B5ML0D8)                                     1,350,871    897,130

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    TTCL PCL(BWY4Y10)                                    1,474,000 $    978,902
    TTW PCL                                             11,977,000    5,047,778
*   U City PCL                                          72,671,400       46,406
    Unique Engineering & Construction PCL                3,611,670    1,845,042
    United Paper PCL                                     2,966,600      956,662
*   United Power of Asia PCL Class F                       500,000        7,822
    Univanich Palm Oil PCL                               1,457,300      374,561
    Univentures PCL                                      8,030,500    2,640,937
    Vanachai Group PCL                                   5,533,959    1,961,269
    VGI Global Media PCL                                18,053,300    3,717,873
    Vibhavadi Medical Center PCL                        41,437,700    3,334,068
    Vinythai PCL                                         3,393,934    3,088,350
    WHA Corp. PCL                                       42,643,900    5,745,762
    Workpoint Entertainment PCL                          1,187,340    3,156,004
                                                                   ------------
TOTAL THAILAND                                                      281,696,862
                                                                   ------------
TURKEY -- (1.7%)
#   Adana Cimento Sanayii TAS Class A                      587,143      974,805
#*  Afyon Cimento Sanayi TAS                               787,582    1,628,177
#   Akcansa Cimento A.S.                                   481,878    1,461,581
#*  Akenerji Elektrik Uretim A.S.                        3,042,841      824,892
    Aksa Akrilik Kimya Sanayii A.S.                        775,850    3,086,449
#*  Aksa Enerji Uretim A.S.                              1,281,065    1,702,028
*   Aksigorta A.S.                                         832,551      880,591
#   Alarko Holding A.S.                                  1,054,314    2,008,381
#   Albaraka Turk Katilim Bankasi A.S.                   4,195,697    1,783,609
    Alkim Alkali Kimya A.S.                                113,974      776,379
    Anadolu Anonim Turk Sigorta Sirketi                  2,052,847    2,038,378
    Anadolu Cam Sanayii A.S.                             2,496,562    2,184,324
    Anadolu Hayat Emeklilik A.S.                           902,314    1,787,355
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.           71,479      277,342
#   AvivaSA Emeklilik ve Hayat A.S. Class A                 34,277      162,296
    Aygaz A.S.                                             644,297    2,729,385
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 431,022    1,186,529
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              431,270    1,176,074
#*  Bera Holding A.S.                                    1,335,655    2,128,152
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.   1,361,900    1,459,940
#*  Bizim Toptan Satis Magazalari A.S.                     526,529    1,140,167
#   Bolu Cimento Sanayii A.S.                              487,559      783,511
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.         574,604    2,217,104
#   Borusan Yatirim ve Pazarlama A.S.                       17,654      207,408
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.           312,961      762,749
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.       474,006      997,162
#   Bursa Cimento Fabrikasi A.S.                           289,855      436,591
#   Celebi Hava Servisi A.S.                                63,837      610,931
#   Cimsa Cimento Sanayi VE Ticaret A.S.                   534,817    1,988,507
#*  Deva Holding A.S.                                      356,487      447,997
#*  Dogan Sirketler Grubu Holding A.S.                  11,568,115    2,615,602
#*  Dogus Otomotiv Servis ve Ticaret A.S.                  484,393    1,143,064
    Eczacibasi Yatirim Holding Ortakligi A.S.              346,482    1,032,954
    EGE Endustri VE Ticaret A.S.                            14,470    1,360,584
    EGE Seramik Sanayi ve Ticaret A.S.                     274,358      329,376

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
 TURKEY -- (Continued)
     EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
       Sanayi ve Ticaret A.S.                              1,804,200 $2,263,451
 #   Erbosan Erciyas Boru Sanayii ve Ticaret A.S.             42,977  1,118,404
 #*  Fenerbahce Futbol A.S.                                   84,211    751,948
 #*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.     609,480  1,012,791
 #*  Global Yatirim Holding A.S.                           2,085,182  2,685,830
 #   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.     47,262    851,948
 #   Goodyear Lastikleri TAS                                 960,540  1,069,861
 #*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.        1,400,949  2,207,381
 #*  GSD Holding AS                                        5,021,010  1,161,962
 #*  Gubre Fabrikalari TAS                                 1,234,045  1,475,472
     Hektas Ticaret TAS                                      451,165    900,320
 #*  Ihlas Holding A.S.                                    8,173,996  1,130,325
     Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
       Ticaret A.S.                                          268,027  1,099,252
 #*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.   678,189    939,025
 *   Is Finansal Kiralama A.S.                             1,096,350    440,166
     Is Yatirim Menkul Degerler A.S. Class A                 482,223    317,017
 #*  Izmir Demir Celik Sanayi A.S.                         1,147,957    973,331
 #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class A                                             2,124,050  1,773,779
 #*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class B                                               980,595    821,198
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
       Class D                                             7,346,389  6,596,401
 #*  Karsan Otomotiv Sanayii Ve Ticaret A.S.               2,327,208  1,372,643
 #   Kartonsan Karton Sanayi ve Ticaret A.S.                   8,476    679,910
 #   Konya Cimento Sanayii A.S.                               13,931    969,290
     Kordsa Teknik Tekstil AS                                384,609    834,737
 *   Koza Altin Isletmeleri A.S.                             226,641  2,297,032
 #*  Koza Anadolu Metal Madencilik Isletmeleri A.S.          831,604  1,264,553
 *   Logo Yazilim Sanayi Ve Ticaret A.S.                      92,427  1,421,419
 #   Mardin Cimento Sanayii ve Ticaret A.S.                  379,497    432,393
 #*  Metro Ticari ve Mali Yatirimlar Holding A.S.          2,397,037    579,733
 #*  Migros Ticaret A.S.                                     384,519  2,682,609
 #*  NET Holding A.S.                                      2,565,316  1,672,480
 #*  Netas Telekomunikasyon A.S.                             793,869  3,286,224
     Nuh Cimento Sanayi A.S.                                 395,060  1,219,399
 #   Otokar Otomotiv Ve Savunma Sanayi A.S.                   80,887  2,654,917
 #*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret
       A.S.                                                  882,262    938,974
 #*  Parsan Makina Parcalari Sanayii A.S.                    126,184    426,798
 *   Pegasus Hava Tasimaciligi A.S.                          379,876  3,606,182
     Pinar Entegre Et ve Un Sanayi A.S.                      152,148    445,684
     Pinar SUT Mamulleri Sanayii A.S.                        143,024    492,665
 #   Polisan Holding A.S.                                    136,630    383,383
 #   Polyester Sanayi A.S.                                   505,365  1,571,682
 #   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.   1,425,373  1,247,885
 #*  Sekerbank TAS                                         3,227,730  1,593,559
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S.             1,287,294  1,366,826
 #   Soda Sanayii A.S.                                     2,928,748  3,957,698
 #   Tat Gida Sanayi A.S.                                    747,482  1,151,019
     TAV Havalimanlari Holding A.S.                          252,209  1,484,207
     Tekfen Holding A.S.                                   1,560,177  6,721,205
 *   Teknosa Ic Ve Dis Ticaret A.S.                          238,336    359,661
     Trakya Cam Sanayii A.S.                               4,358,170  5,600,547
 #*  Tumosan Motor ve Traktor Sanayi A.S.                    114,411    279,906
 #   Turcas Petrol A.S.                                    1,214,852    784,319
     Turk Traktor ve Ziraat Makineleri A.S.                   89,003  1,869,417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S.                9,909,435 $    4,268,775
    Ulker Biskuvi Sanayi A.S.                             45,217        285,528
#*  Vestel Elektronik Sanayi ve Ticaret A.S.             834,662      2,269,790
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.         230,578      1,546,370
#*  Zorlu Enerji Elektrik Uretim A.S.                  7,974,005      4,256,543
                                                                 --------------
TOTAL TURKEY                                                        144,196,198
                                                                 --------------
TOTAL COMMON STOCKS                                               8,015,757,905
                                                                 --------------
PREFERRED STOCKS -- (1.3%)

BRAZIL -- (1.3%)
    AES Tiete Energia SA                                   7,992          6,323
    Alpargatas SA                                      1,473,274      7,391,375
    Banco ABC Brasil SA                                  805,684      4,794,386
    Banco do Estado do Rio Grande do Sul SA Class B    1,885,945      9,889,904
*   Banco Pan SA                                       1,866,640      1,159,206
*   Banco Pine SA                                        282,703        296,998
*   Centrais Eletricas Santa Catarina                     79,600        673,359
    Cia de Gas de Sao Paulo - COMGAS Class A             255,476      4,859,522
    Cia de Saneamento do Parana                        1,440,201      4,800,346
    Cia de Transmissao de Energia Eletrica Paulista      515,958     10,901,500
    Cia Energetica de Minas Gerais                     5,525,729     12,990,588
    Cia Energetica de Sao Paulo Class B                1,692,700      8,184,492
    Cia Energetica do Ceara Class A                      121,139      2,024,448
    Cia Ferro Ligas da Bahia - Ferbasa                   458,849      3,383,418
    Cia Paranaense de Energia                            857,600      6,602,083
    Eucatex SA Industria e Comercio                      160,378        217,211
*   Gol Linhas Aereas Inteligentes SA                    302,148      1,719,041
    Grazziotin SA                                          5,600         49,521
    Marcopolo SA                                       4,905,253      6,432,192
    Randon SA Implementos e Participacoes              2,004,657      5,378,460
    Unipar Carbocloro SA Class B                         281,285      1,883,354
*   Usinas Siderurgicas de Minas Gerais SA Class A     4,124,699     15,376,036
                                                                 --------------
TOTAL BRAZIL                                                        109,013,763
                                                                 --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                         586,224      1,774,374
    Embotelladora Andina SA Class B                      295,252      1,439,816
                                                                 --------------
TOTAL CHILE                                                           3,214,190
                                                                 --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                2,786,932      2,803,631
    Banco Davivienda SA                                   51,322        576,515
                                                                 --------------
TOTAL COLOMBIA                                                        3,380,146
                                                                 --------------
TOTAL PREFERRED STOCKS                                              115,608,099
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                   29,224         59,559

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                              SHARES   VALUE++
                                                            ---------- --------
 BRAZIL -- (Continued)
 *   Profarma Distribuidora de Produtos Farmaceuticos SA
       02/09/18                                                 30,934 $    582
                                                                       --------
 TOTAL BRAZIL                                                            60,141
                                                                       --------
 CHINA -- (0.0%)
 *   Agile Group Holdings, Ltd. Rights 02/01/18                126,630       --
                                                                       --------
 COLOMBIA -- (0.0%)
 *   Celsia SA ESP Rights 02/16/18                             720,072   50,745
                                                                       --------
 INDONESIA -- (0.0%)
 *   Medco Energi Internasional Tbk PT Warrants 12/11/20    15,662,433  731,151
                                                                       --------
 MALAYSIA -- (0.0%)
 *   Econpile Holdings Bhd Rights 01/02/18                     944,950   84,852
 *   Malaysian Resources Corp. Bhd Warrant 10/29/18            936,773   91,328
 *   Sunway Bhd Warrants 10/03/24                               46,943    6,685
 *   UMW Oil & Gas Corp. Bhd Warrants 10/18/24               2,407,609  101,919
                                                                       --------
 TOTAL MALAYSIA                                                         284,784
                                                                       --------
 PHILIPPINES -- (0.0%)
 *   Robinson Land Co. Rights 02/08/18                       3,185,346  167,650
                                                                       --------
 POLAND -- (0.0%)
 *   Hawe SA Rights 09/30/15                                   846,548       --
                                                                       --------
 SOUTH KOREA -- (0.0%)
 *   Ajin Industrial Co., Ltd. Rights 03/13/18                  32,164   49,096
 *   RTS Asia Cement Rights 02/06/18                             1,948   48,342
 *   Unison Co., Ltd. Rights 02/06/18                           63,576   50,308
                                                                       --------
 TOTAL SOUTH KOREA                                                      147,746
                                                                       --------
 TAIWAN -- (0.0%)
 *   Bin Chuan Enterprise Co., Ltd. Rights 03/15/18             36,071    6,993
 *   Casetek Holdings, Ltd. Rights 02/05/18                    193,572  102,944
                                                                       --------
 TOTAL TAIWAN                                                           109,937
                                                                       --------
 THAILAND -- (0.0%)
 *   Supalai PCL Warrants 10/19/18                           1,301,458  810,295

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                      SHARES      VALUE++
                                                    ---------- --------------
THAILAND -- (Continued)
*     U CIity Public Comp Rights 03/09/18           58,137,120 $           --
                                                               --------------
TOTAL THAILAND                                                        810,295
                                                               --------------
TOTAL RIGHTS/WARRANTS                                               2,362,449
                                                               --------------
TOTAL INVESTMENT SECURITIES                                     8,133,728,453
                                                               --------------

                                                                  VALUE+
                                                               --------------
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@  DFA Short Term Investment Fund                48,540,684    561,664,256
                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,794,055,458)^^          $8,695,392,710
                                                               ==============


At January 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging
  Markets Index(R)     650     03/16/18  $36,219,908 $40,878,500   $4,658,592
S&P 500 Emini
  Index(R)             182     03/16/18   25,590,827  25,714,780      123,953
                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                  $61,810,735 $66,593,280   $4,782,545
                                         =========== ===========   ==========

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):
                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                            ------------ -------------- ------- --------------
Common Stocks
   Brazil                   $ 28,098,988 $  560,259,345   --    $  588,358,333
   Chile                         907,493    150,406,005   --       151,313,498
   China                      84,629,802  1,305,944,699   --     1,390,574,501
   Colombia                   18,995,942             --   --        18,995,942
   Greece                             --     32,327,374   --        32,327,374
   Hungary                            --      9,367,987   --         9,367,987
   India                       2,425,721  1,169,080,267   --     1,171,505,988
   Indonesia                   1,495,282    255,543,942   --       257,039,224
   Malaysia                       72,075    279,470,012   --       279,542,087
   Mexico                    186,457,633         47,102   --       186,504,735
   Philippines                        --     98,259,876   --        98,259,876
   Poland                             --    110,366,787   --       110,366,787
   South Africa                4,900,433    561,631,441   --       566,531,874
   South Korea                 3,134,676  1,358,593,901   --     1,361,728,577
   Taiwan                        497,768  1,366,950,294   --     1,367,448,062
   Thailand                  281,397,401        299,461   --       281,696,862
   Turkey                             --    144,196,198   --       144,196,198
Preferred Stocks
   Brazil                             --    109,013,763   --       109,013,763
   Chile                              --      3,214,190   --         3,214,190
   Colombia                    3,380,146             --   --         3,380,146
Rights/Warrants
   Brazil                             --         60,141   --            60,141
   Colombia                           --         50,745   --            50,745
   Indonesia                          --        731,151   --           731,151
   Malaysia                           --        284,784   --           284,784
   Philippines                        --        167,650   --           167,650
   South Korea                        --        147,746   --           147,746
   Taiwan                             --        109,937   --           109,937
   Thailand                           --        810,295   --           810,295
Securities Lending
  Collateral                          --    561,664,257   --       561,664,257
Futures Contracts**            4,782,545             --   --         4,782,545
                            ------------ --------------   --    --------------
TOTAL                       $621,175,905 $8,078,999,350   --    $8,700,175,255
                            ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          SHARES      VALUE+
                                                         --------- ------------
 COMMON STOCKS -- (98.2%)

 Consumer Discretionary -- (14.7%)
 *   1-800-Flowers.com, Inc. Class A                        44,330 $    462,140
     Aaron's, Inc.                                          58,430    2,389,203
 #   Adient P.L.C.                                          22,979    1,489,039
 *   Adtalem Global Education, Inc.                         35,557    1,635,622
 #*  American Axle & Manufacturing Holdings, Inc.           10,521      185,696
 #*  Ascent Capital Group, Inc. Class A                      8,450       79,683
 #   Autoliv, Inc.                                           9,404    1,431,383
 #*  AV Homes, Inc.                                          3,852       65,099
 *   Ballantyne Strong, Inc.                                 9,030       41,087
 *   Barnes & Noble Education, Inc.                          7,710       51,272
 #   Barnes & Noble, Inc.                                   55,600      261,320
 #   Bassett Furniture Industries, Inc.                      2,900       98,455
 #   Beasley Broadcast Group, Inc. Class A                   9,471      118,861
 *   Beazer Homes USA, Inc.                                  4,326       80,204
 *   Belmond, Ltd. Class A                                  76,598      988,114
     Best Buy Co., Inc.                                    197,800   14,451,268
 #   Big 5 Sporting Goods Corp.                             16,901       95,491
 #*  Biglari Holdings, Inc.                                      8        3,302
 #   BJ's Restaurants, Inc.                                 16,658      628,839
 #*  Build-A-Bear Workshop, Inc.                            25,874      222,516
     Caleres, Inc.                                          74,697    2,214,019
     Callaway Golf Co.                                      38,543      569,280
 *   Cambium Learning Group, Inc.                           37,733      264,886
     Canterbury Park Holding Corp.                           2,755       41,325
     Carnival Corp.                                        489,649   35,063,765
 #   Carriage Services, Inc.                                20,916      556,993
 *   Cavco Industries, Inc.                                  7,600    1,163,940
     CBS Corp. Class A                                      14,832      854,768
 *   Century Communities, Inc.                               1,809       57,164
 *   Charter Communications, Inc. Class A                  339,394  128,036,386
     Churchill Downs, Inc.                                   7,682    1,989,638
     Citi Trends, Inc.                                       3,415       80,287
     Columbia Sportswear Co.                                 8,634      644,701
     Comcast Corp. Class A                               7,135,970  303,492,804
 #*  Conn's, Inc.                                           25,450      847,485
 #   Cooper Tire & Rubber Co.                                4,910      191,981
 *   Cooper-Standard Holdings, Inc.                          4,245      528,885
 #   Core-Mark Holding Co., Inc.                            96,236    2,125,853
     CSS Industries, Inc.                                   10,465      273,764
     Culp, Inc.                                             10,036      319,145
 *   Deckers Outdoor Corp.                                  15,326    1,313,591
 *   Delta Apparel, Inc.                                     7,532      140,547
 #*  Destination Maternity Corp.                               200          510
 #   Dillard's, Inc. Class A                               120,300    8,127,468
 *   Discovery Communications, Inc. Class B                  3,762      125,651
 #*  Discovery Communications, Inc. Class C                  3,762       89,761
 #*  Dixie Group, Inc. (The)                                11,800       41,300
 #*  Dorman Products, Inc.                                   9,311      702,422
     Dover Motorsports, Inc.                                 1,889        3,778
     DR Horton, Inc.                                       208,125   10,208,531
 #   Educational Development Corp.                           1,679       36,266

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Consumer Discretionary -- (Continued)
 #*         Eldorado Resorts, Inc.                           18,512 $   639,590
            Escalade, Inc.                                      277       3,559
 #*         EW Scripps Co. (The) Class A                     81,265   1,301,053
 #          Finish Line, Inc. (The) Class A                  38,600     437,338
            Flanigan's Enterprises, Inc.                        865      20,674
            Flexsteel Industries, Inc.                        2,068      89,089
            Ford Motor Co.                                2,868,969  31,472,590
 #          Fred's, Inc. Class A                             47,275     156,480
 *          FTD Cos., Inc.                                   17,602     103,148
 #*         G-III Apparel Group, Ltd.                        22,788     851,132
 #          GameStop Corp. Class A                          104,752   1,760,881
            Gaming Partners International Corp.                 500       4,895
 #          Gannett Co., Inc.                                59,819     705,864
            General Motors Co.                            1,095,598  46,464,311
 #*         Genesco, Inc.                                    11,856     413,182
            Graham Holdings Co. Class B                       5,780   3,435,921
 *          Gray Television, Inc.                            46,874     766,390
            Group 1 Automotive, Inc.                         57,936   4,545,079
 #          Guess?, Inc.                                     59,800   1,098,526
 #          Hamilton Beach Brands Holding Co. Class A        10,323     265,404
 (degrees)  Hamilton Beach Brands Holding Co. Class B         1,876      48,232
 #          Haverty Furniture Cos., Inc.                     33,479     746,582
 *          Helen of Troy, Ltd.                              61,653   5,742,977
            Hooker Furniture Corp.                           14,814     550,340
 *          Hyatt Hotels Corp. Class A                       14,601   1,187,061
 #*         Iconix Brand Group, Inc.                         29,436      36,795
            International Speedway Corp. Class A             24,844   1,152,762
 *          J Alexander's Holdings, Inc.                      2,666      25,727
 #*         JAKKS Pacific, Inc.                              13,103      33,413
 #*         JC Penney Co., Inc.                              85,215     316,148
            Johnson Outdoors, Inc. Class A                   15,588     939,489
 #          KB Home                                          30,800     970,816
            Kohl's Corp.                                     14,353     929,644
            La-Z-Boy, Inc.                                   56,332   1,698,410
 *          Lakeland Industries, Inc.                         9,887     139,407
 #*         Lands' End, Inc.                                 16,864     283,315
 #          Lennar Corp. Class A                            224,100  14,042,106
            Lennar Corp. Class B                             12,506     633,304
 #*         Liberty Broadband Corp. Class A                  24,095   2,280,351
 *          Liberty Broadband Corp. Class B                   1,905     181,689
 #*         Liberty Broadband Corp. Class C                  67,601   6,459,276
 *          Liberty Expedia Holdings, Inc. Class A           80,904   3,793,589
 *          Liberty Expedia Holdings, Inc. Class B            3,457     165,210
 *          Liberty Interactive Corp., QVC Group Class A    815,470  22,906,552
 #*         Liberty Interactive Corp., QVC Group Class B     35,706     999,411
 #*         Liberty Media Corp.-Liberty Braves Class A        7,613     179,667
 *          Liberty Media Corp.-Liberty Braves Class B          762      18,623
 #*         Liberty Media Corp.-Liberty Braves Class C       16,901     397,343
 *          Liberty Media Corp.-Liberty Formula One
              Class A                                        17,043     608,094
 #*         Liberty Media Corp.-Liberty Formula One
              Class C                                        44,409   1,673,775
 *          Liberty Media Corp.-Liberty SiriusXM Class A     96,383   4,338,199
 *          Liberty Media Corp.-Liberty SiriusXM Class B      7,622     355,223
 *          Liberty Media Corp.-Liberty SiriusXM Class C    208,010   9,320,928

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
 Consumer Discretionary -- (Continued)
 *   Liberty TripAdvisor Holdings, Inc. Class A              76,802 $   675,858
 *   Liberty TripAdvisor Holdings, Inc. Class B               3,570      36,682
 #*  Liberty Ventures Series A                              121,356   7,151,509
 *   Liberty Ventures Series B                                5,186     321,273
     Lifetime Brands, Inc.                                   16,431     286,721
 #*  Lions Gate Entertainment Corp. Class A                   4,691     158,743
 #*  Lions Gate Entertainment Corp. Class B                       1          32
 #   Lithia Motors, Inc. Class A                             34,933   4,365,228
 *   Luby's, Inc.                                            13,077      40,016
 *   M/I Homes, Inc.                                         37,930   1,226,656
 *   Madison Square Garden Co. (The) Class A                  9,852   2,126,456
     Marcus Corp. (The)                                      18,899     491,374
 #*  MarineMax, Inc.                                         29,164     669,314
 #   Marriott Vacations Worldwide Corp.                       2,531     385,547
 #   Meredith Corp.                                          32,676   2,161,191
 *   Meritage Homes Corp.                                    28,156   1,336,002
     MGM Resorts International                              227,871   8,305,898
 *   Modine Manufacturing Co.                                14,650     342,077
 *   Mohawk Industries, Inc.                                 98,740  27,751,864
 #*  Monarch Casino & Resort, Inc.                            1,103      50,253
 #*  Motorcar Parts of America, Inc.                         13,074     355,874
 #   Movado Group, Inc.                                      21,998     673,139
 #*  MSG Networks, Inc. Class A                              29,558     709,392
 #*  Murphy USA, Inc.                                        30,778   2,625,671
     Newell Brands, Inc.                                    209,562   5,540,819
     News Corp. Class A                                     402,247   6,882,446
     News Corp. Class B                                      99,903   1,743,307
 #   Nexstar Media Group, Inc. Class A                        3,146     236,265
     Office Depot, Inc.                                     181,609     590,229
 *   Overstock.com, Inc.                                     20,830   1,431,021
 #   Penske Automotive Group, Inc.                           43,845   2,288,271
 *   Perry Ellis International, Inc.                         15,092     361,906
     PulteGroup, Inc.                                       143,221   4,558,724
     PVH Corp.                                               31,964   4,956,977
     RCI Hospitality Holdings, Inc.                          12,026     353,324
 #*  Red Robin Gourmet Burgers, Inc.                         31,175   1,641,364
 *   Regis Corp.                                             44,912     714,999
 #   Rent-A-Center, Inc.                                     58,311     631,508
     Rocky Brands, Inc.                                       8,729     150,139
     Royal Caribbean Cruises, Ltd.                          322,500  43,069,875
     Saga Communications, Inc. Class A                        8,693     344,243
     Salem Media Group, Inc.                                 10,922      50,787
 #   Scholastic Corp.                                        30,900   1,187,178
 #*  Sequential Brands Group, Inc.                               70         113
 *   Shiloh Industries, Inc.                                 15,461     115,184
 #   Shoe Carnival, Inc.                                     32,650     746,052
 #   Sonic Automotive, Inc. Class A                          17,000     366,350
     Speedway Motorsports, Inc.                              14,935     309,901
     Standard Motor Products, Inc.                           37,342   1,788,682
 *   Stoneridge, Inc.                                        19,361     471,247
     Strattec Security Corp.                                  5,224     201,385
 #   Superior Industries International, Inc.                 23,275     392,184
     Superior Uniform Group, Inc.                            17,956     423,043

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
*   Tandy Leather Factory, Inc.                            9,974 $       73,309
    Target Corp.                                         277,933     20,906,120
    TEGNA, Inc.                                          119,639      1,731,176
    Time Warner, Inc.                                  1,534,860    146,348,901
    Toll Brothers, Inc.                                  179,799      8,375,037
#*  Tuesday Morning Corp.                                 60,500        175,450
    Twenty-First Century Fox, Inc. Class A               987,646     36,444,137
    Twenty-First Century Fox, Inc. Class B               429,924     15,687,927
*   Unifi, Inc.                                           41,401      1,474,290
#*  Universal Electronics, Inc.                            3,206        147,797
#*  Vista Outdoor, Inc.                                   69,826      1,057,864
*   VOXX International Corp.                               3,750         22,313
    Walt Disney Co. (The)                                 26,220      2,849,327
    Whirlpool Corp.                                       30,049      5,451,490
*   William Lyon Homes Class A                            23,600        640,740
                                                                 --------------
Total Consumer Discretionary                                      1,087,755,223
                                                                 --------------
Consumer Staples -- (7.6%)
#   Alico, Inc.                                              960         25,824
*   Alliance One International, Inc.                       3,508         46,130
    Andersons, Inc. (The)                                 23,660        806,806
    Archer-Daniels-Midland Co.                           813,476     34,938,794
    Bunge, Ltd.                                          118,184      9,387,355
*   CCA Industries, Inc.                                   8,323         25,801
#*  Central Garden & Pet Co.                              25,184        986,961
*   Central Garden & Pet Co. Class A                      48,121      1,815,124
    Constellation Brands, Inc. Class B                    12,615      2,578,128
#*  Craft Brew Alliance, Inc.                              9,754        188,740
    CVS Health Corp.                                   1,510,745    118,880,524
#   Fresh Del Monte Produce, Inc.                         39,437      1,865,764
#*  Hain Celestial Group, Inc. (The)                      87,292      3,329,317
    Ingles Markets, Inc. Class A                          11,437        384,283
    Ingredion, Inc.                                       62,117      8,922,486
    JM Smucker Co. (The)                                 108,204     13,730,006
    John B. Sanfilippo & Son, Inc.                        10,428        653,001
    Kraft Heinz Co. (The)                                180,916     14,182,005
*   Landec Corp.                                          37,056        487,286
    Molson Coors Brewing Co. Class A                       1,908        167,904
    Molson Coors Brewing Co. Class B                     186,550     15,673,931
    Mondelez International, Inc. Class A               2,081,099     92,400,796
    Oil-Dri Corp. of America                               5,047        196,278
#*  Post Holdings, Inc.                                   50,201      3,798,710
#   Sanderson Farms, Inc.                                 16,100      2,043,090
    Seaboard Corp.                                         1,812      7,856,832
*   Seneca Foods Corp. Class A                             6,301        198,797
*   Seneca Foods Corp. Class B                               300          9,630
    Snyder's-Lance, Inc.                                  32,153      1,607,007
    SpartanNash Co.                                       34,281        835,428
#*  TreeHouse Foods, Inc.                                 24,190      1,140,800
    Tyson Foods, Inc. Class A                            405,030     30,826,833
    Universal Corp.                                       22,290      1,069,920
    Wal-Mart Stores, Inc.                              1,266,497    135,008,580

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Consumer Staples -- (Continued)
     Walgreens Boots Alliance, Inc.                        725,538 $ 54,603,990
 #   Weis Markets, Inc.                                     11,602      461,296
                                                                   ------------
 Total Consumer Staples                                             561,134,157
                                                                   ------------
 Energy -- (12.4%)
     Adams Resources & Energy, Inc.                          6,004      267,178
     Anadarko Petroleum Corp.                              258,932   15,548,867
     Andeavor                                              185,538   20,067,790
 #   Apache Corp.                                           15,708      704,818
 #   Archrock, Inc.                                         69,200      643,560
 #   Baker Hughes a GE Co.                                   4,305      138,406
 #   Bristow Group, Inc.                                    32,315      497,974
 #*  Callon Petroleum Co.                                   87,316      991,037
     Chevron Corp.                                       1,121,044  140,522,865
 *   Cloud Peak Energy, Inc.                                33,115      165,575
 *   Concho Resources, Inc.                                 40,987    6,452,993
     ConocoPhillips                                      1,489,306   87,586,086
 *   Dawson Geophysical Co.                                     11           70
 #   Delek US Holdings, Inc.                                69,131    2,411,981
     Devon Energy Corp.                                     60,406    2,498,996
 *   Dorian LPG, Ltd.                                        3,567       27,252
 #   Ensco P.L.C. Class A                                   54,725      322,878
     EOG Resources, Inc.                                     8,874    1,020,510
 *   Era Group, Inc.                                        24,458      247,760
 *   Exterran Corp.                                         34,600      999,248
     Exxon Mobil Corp.                                   2,900,873  253,246,213
 #   Green Plains, Inc.                                     26,534      464,345
     Gulf Island Fabrication, Inc.                          15,018      193,732
 *   Gulfport Energy Corp.                                  11,671      118,694
 *   Helix Energy Solutions Group, Inc.                    103,010      775,665
 #   Helmerich & Payne, Inc.                                95,808    6,901,050
 #   Hess Corp.                                            165,152    8,341,828
     HollyFrontier Corp.                                    32,210    1,544,792
 #*  Hornbeck Offshore Services, Inc.                        6,900       23,460
 *   International Seaways, Inc.                                12          200
     Kinder Morgan, Inc.                                 1,124,143   20,212,091
     Marathon Oil Corp.                                    467,019    8,495,076
     Marathon Petroleum Corp.                              903,936   62,615,647
 *   Matrix Service Co.                                     15,423      276,072
 #   Murphy Oil Corp.                                      108,993    3,498,675
 #   Nabors Industries, Ltd.                               372,520    2,920,557
     NACCO Industries, Inc. Class A                          6,832      287,286
 #   National Oilwell Varco, Inc.                          213,118    7,817,168
 *   Natural Gas Services Group, Inc.                       15,026      413,966
 #*  Newpark Resources, Inc.                                85,815      780,916
 #   Noble Energy, Inc.                                    133,794    4,083,393
 *   Oasis Petroleum, Inc.                                  98,222      850,603
     Occidental Petroleum Corp.                            484,588   36,329,562
     Oceaneering International, Inc.                        16,983      351,208
 #*  Parker Drilling Co.                                   103,773      118,301
     Patterson-UTI Energy, Inc.                            152,325    3,597,916
 #*  PDC Energy, Inc.                                       24,103    1,249,741

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Energy -- (Continued)
 *   PHI, Inc. Non-Voting                                   13,870 $    159,366
 *   PHI, Inc. Voting                                          577        7,166
     Phillips 66                                           775,455   79,406,592
 *   Pioneer Energy Services Corp.                          74,262      241,352
     Pioneer Natural Resources Co.                          88,400   16,169,244
 *   QEP Resources, Inc.                                    14,128      132,238
 #*  Renewable Energy Group, Inc.                            2,882       30,837
 #*  REX American Resources Corp.                            4,050      330,682
 #*  Rowan Cos. P.L.C. Class A                             118,378    1,742,524
     Schlumberger, Ltd.                                    603,242   44,386,546
 *   SEACOR Holdings, Inc.                                  16,104      750,124
 #*  SEACOR Marine Holdings, Inc.                           12,678      189,663
 #   SemGroup Corp. Class A                                  7,383      211,523
 #   Ship Finance International, Ltd.                       12,481      190,959
 #   SM Energy Co.                                          17,976      419,740
 #*  SRC Energy, Inc.                                       78,321      779,294
 #*  Superior Energy Services, Inc.                         75,686      790,919
 #*  Unit Corp.                                             52,140    1,263,352
 #   US Silica Holdings, Inc.                               16,364      544,758
     Valero Energy Corp.                                   605,899   58,148,127
 #*  Whiting Petroleum Corp.                                 4,001      111,708
     Williams Cos., Inc. (The)                             216,857    6,807,141
                                                                   ------------
 Total Energy                                                       919,437,856
                                                                   ------------
 Financials -- (23.9%)
     1st Constitution Bancorp                                  995       19,253
 #   1st Source Corp.                                       45,305    2,368,998
     Aflac, Inc.                                           214,375   18,907,875
 *   Alleghany Corp.                                         3,115    1,955,285
     Allstate Corp. (The)                                  169,260   16,717,810
     American Equity Investment Life Holding Co.            88,700    2,927,100
     American Financial Group, Inc.                        168,865   19,139,159
     American International Group, Inc.                    665,461   42,536,267
     American National Insurance Co.                        23,302    2,945,140
 #   AmeriServ Financial, Inc.                              30,968      126,969
 #*  Arch Capital Group, Ltd.                                3,094      281,368
     Argo Group International Holdings, Ltd.                51,636    3,165,287
     Aspen Insurance Holdings, Ltd.                        102,623    3,832,969
     Associated Banc-Corp                                   31,434      777,991
     Assurant, Inc.                                         65,820    6,021,214
     Assured Guaranty, Ltd.                                122,989    4,377,179
 *   Asta Funding, Inc.                                        885        6,239
 *   Atlanticus Holdings Corp.                              12,567       27,899
     Axis Capital Holdings, Ltd.                             8,510      430,010
     Baldwin & Lyons, Inc. Class A                             300        6,909
     Baldwin & Lyons, Inc. Class B                           6,556      150,788
 *   Bancorp, Inc. (The)                                       459        4,852
     Bank Mutual Corp.                                      14,475      150,540
     Bank of America Corp.                               5,929,137  189,732,384
     Bank of New York Mellon Corp. (The)                   750,997   42,581,530
     BankFinancial Corp.                                    19,548      310,422
     Bar Harbor Bankshares                                   2,733       76,606

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
     BB&T Corp.                                            249,646 $ 13,777,963
 #   BCB Bancorp, Inc.                                       1,059       16,044
     Berkshire Hills Bancorp, Inc.                          30,747    1,166,849
 *   Brighthouse Financial, Inc.                            86,355    5,549,172
 *   Cannae Holdings, Inc.                                  15,438      268,776
     Capital City Bank Group, Inc.                          14,283      350,362
     Capital One Financial Corp.                           372,872   38,763,773
     Carolina Financial Corp.                                1,153       47,550
     Cathay General Bancorp                                 17,730      775,510
     Century Bancorp, Inc. Class A                             495       39,674
     Chubb, Ltd.                                           159,855   24,961,358
     Cincinnati Financial Corp.                             12,284      944,640
     CIT Group, Inc.                                        45,907    2,327,026
     Citigroup, Inc.                                     1,870,326  146,783,184
     Citizens Community Bancorp, Inc.                       10,355      140,932
     CME Group, Inc.                                        77,028   11,822,257
     CNA Financial Corp.                                   199,398   10,799,396
     CNO Financial Group, Inc.                             301,264    7,408,082
     Codorus Valley Bancorp, Inc.                              151        4,130
     Community West Bancshares                                 400        4,760
 #*  Consumer Portfolio Services, Inc.                      26,500      118,720
 #*  Cowen, Inc.                                             3,989       51,658
     Donegal Group, Inc. Class A                            12,386      217,374
 *   E*TRADE Financial Corp.                                89,699    4,727,137
     EMC Insurance Group, Inc.                              23,450      662,462
     Enterprise Financial Services Corp.                       436       21,211
     ESSA Bancorp, Inc.                                      8,217      132,294
     Evans Bancorp, Inc.                                     1,681       71,863
     Everest Re Group, Ltd.                                 34,913    8,023,007
     Farmers Capital Bank Corp.                                302       11,869
     FBL Financial Group, Inc. Class A                      24,660    1,716,336
     Federal Agricultural Mortgage Corp. Class A               177       13,535
     Federal Agricultural Mortgage Corp. Class C             9,200      738,300
     Federated National Holding Co.                         13,665      202,652
 #   Fidelity Southern Corp.                                 7,213      172,823
     Fifth Third Bancorp                                   173,516    5,743,380
 *   First Acceptance Corp.                                 27,347       31,723
     First American Financial Corp.                         61,982    3,661,277
     First Bancorp                                          16,138      587,423
     First Business Financial Services, Inc.                   964       23,589
     First Citizens BancShares, Inc. Class A                 8,627    3,670,012
 #   First Commonwealth Financial Corp.                     30,547      442,015
     First Community Bancshares, Inc.                          183        5,065
     First Defiance Financial Corp.                         10,880      604,493
     First Financial Northwest, Inc.                        25,371      404,414
     First Interstate Bancsystem, Inc. Class A               2,348       98,264
     First Merchants Corp.                                  36,312    1,567,226
     First Midwest Bancorp, Inc.                            35,095      872,462
 #   FNB Corp.                                              63,117      905,729
 *   Genworth Financial, Inc. Class A                       34,964      106,990
 *   Global Indemnity, Ltd.                                  8,282      350,743
     Goldman Sachs Group, Inc. (The)                       209,155   56,030,533
     Great Southern Bancorp, Inc.                            1,616       82,012

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
            Great Western Bancorp, Inc.                      4,503 $    189,801
            Guaranty Federal Bancshares, Inc.                1,684       36,492
 *          Hallmark Financial Services, Inc.               18,964      192,105
            Hanover Insurance Group, Inc. (The)             88,829   10,051,001
            Hartford Financial Services Group, Inc.
              (The)                                        277,303   16,294,324
 #          Heartland Financial USA, Inc.                      465       24,715
            Hilltop Holdings, Inc.                          26,171      685,418
 *          HMN Financial, Inc.                              3,456       66,182
            Home Bancorp, Inc.                                 719       30,816
            HopFed Bancorp, Inc.                             6,781      101,240
            Horace Mann Educators Corp.                     58,206    2,403,908
            Huntington Bancshares, Inc.                     70,847    1,146,304
            Iberiabank Corp.                                   697       58,897
            Infinity Property & Casualty Corp.              15,800    1,599,750
            International Bancshares Corp.                     800       33,200
            Investment Technology Group, Inc.               23,677      505,741
            Investors Title Co.                              1,069      207,920
 #          Janus Henderson Group P.L.C.                    11,721      461,573
            JPMorgan Chase & Co.                         2,748,095  317,872,149
            Kemper Corp.                                    39,635    2,570,330
            Kentucky First Federal Bancorp                   2,400       21,000
            KeyCorp                                        526,210   11,260,894
            Lakeland Bancorp, Inc.                           8,740      175,674
            Landmark Bancorp, Inc.                           2,390       68,354
            Legg Mason, Inc.                                43,400    1,849,708
            Lincoln National Corp.                         134,595   11,144,466
            Loews Corp.                                    243,798   12,592,167
            M&T Bank Corp.                                   4,341      828,176
            Macatawa Bank Corp.                                291        3,015
 #          Mackinac Financial Corp.                         6,893      110,977
            Maiden Holdings, Ltd.                            5,792       40,834
            MainSource Financial Group, Inc.                45,000    1,770,750
            Marlin Business Services Corp.                  14,241      337,512
            MB Financial, Inc.                              19,678      841,825
 #*         MBIA, Inc.                                      82,267      603,840
            MBT Financial Corp.                              9,396      105,705
            Mercantile Bank Corp.                            4,422      154,284
            MetLife, Inc.                                  949,912   45,662,270
            MidWestOne Financial Group, Inc.                   346       11,446
            Morgan Stanley                               1,102,617   62,352,991
            MutualFirst Financial, Inc.                      2,300       86,365
            National Western Life Group, Inc. Class A          900      291,510
            Navigators Group, Inc. (The)                     7,370      358,182
 #          New York Community Bancorp, Inc.                52,185      738,940
 (degrees)  NewStar Financial, Inc.                         41,166       22,230
            Northrim BanCorp, Inc.                           5,734      191,802
 #          OFG Bancorp                                     30,191      344,177
            Old Republic International Corp.               172,923    3,716,115
            Oppenheimer Holdings, Inc. Class A               3,097       85,168
            PacWest Bancorp                                  1,076       56,415
 #          People's United Financial, Inc.                 69,156    1,360,299
 #          Peoples Bancorp of North Carolina, Inc.            275        8,663
            Peoples Bancorp, Inc.                           15,923      567,018

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
 *   PHH Corp.                                              51,783 $    464,494
 #   Piper Jaffray Cos.                                        312       28,798
     PNC Financial Services Group, Inc. (The)              217,040   34,296,661
     Popular, Inc.                                          56,536    2,297,623
     Premier Financial Bancorp, Inc.                         4,877       92,761
     Principal Financial Group, Inc.                       218,754   14,787,770
     Provident Financial Holdings, Inc.                        544        9,955
     Provident Financial Services, Inc.                     21,059      554,062
     Prudential Financial, Inc.                            497,625   59,127,802
     Radian Group, Inc.                                    161,945    3,574,126
     Regions Financial Corp.                             1,302,555   25,048,133
     Reinsurance Group of America, Inc.                    153,566   24,056,114
     RenaissanceRe Holdings, Ltd.                           12,667    1,610,482
 #   Renasant Corp.                                         42,102    1,813,333
     Riverview Bancorp, Inc.                                 1,682       16,114
     Safety Insurance Group, Inc.                           26,197    2,034,197
     Sandy Spring Bancorp, Inc.                              9,125      345,107
 #*  Select Bancorp, Inc.                                      600        7,740
 #   Selective Insurance Group, Inc.                        45,200    2,632,900
     SI Financial Group, Inc.                                5,661       81,801
 #   Simmons First National Corp. Class A                    6,624      389,822
     South State Corp.                                         138       12,227
     Southern National Bancorp of Virginia, Inc.               193        3,163
     State Auto Financial Corp.                             15,100      449,527
 #   Sterling Bancorp                                       87,478    2,165,080
     Stewart Information Services Corp.                     12,271      546,182
     SunTrust Banks, Inc.                                  255,532   18,066,112
     Synchrony Financial                                   544,549   21,607,704
     Synovus Financial Corp.                                22,796    1,148,690
     Timberland Bancorp, Inc.                                2,500       69,750
     Tiptree, Inc.                                          37,071      227,987
     Travelers Cos., Inc. (The)                            184,026   27,589,178
     Trico Bancshares                                          854       31,581
     Trustmark Corp.                                        10,260      326,165
     Umpqua Holdings Corp.                                  34,932      756,278
 #*  Unico American Corp.                                    1,900       15,865
     Union Bankshares Corp.                                 37,042    1,398,335
 #   United Bankshares, Inc.                                12,121      446,053
     United Financial Bancorp, Inc.                          9,193      154,075
     United Fire Group, Inc.                                24,429    1,059,974
     United Security Bancshares                                440        4,862
     Unity Bancorp, Inc.                                     3,999       82,179
     Univest Corp. of Pennsylvania                             156        4,368
     Unum Group                                            517,445   27,522,900
     Validus Holdings, Ltd.                                  8,958      606,457
 #   Valley National Bancorp                                   768        9,654
     Voya Financial, Inc.                                   14,373      746,102
     Washington Federal, Inc.                               97,887    3,514,143
     Waterstone Financial, Inc.                              1,426       24,385
     Wells Fargo & Co.                                   3,633,493  239,011,170
     WesBanco, Inc.                                         31,678    1,299,115
     Western New England Bancorp, Inc.                      11,698      126,923
     Wintrust Financial Corp.                               24,224    2,080,842

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
#   WR Berkley Corp.                                       5,305 $      387,159
#   XL Group, Ltd.                                       240,766      8,869,819
#   Zions Bancorporation                                  53,325      2,881,150
                                                                 --------------
Total Financials                                                  1,766,407,659
                                                                 --------------
Health Care -- (11.8%)
    Abbott Laboratories                                  915,297     56,894,862
#   Aceto Corp.                                           31,686        348,863
*   Addus HomeCare Corp.                                   2,044         73,277
    Aetna, Inc.                                          558,462    104,331,871
    Allergan P.L.C.                                      131,701     23,740,422
*   Allscripts Healthcare Solutions, Inc.                 57,589        858,652
    Analogic Corp.                                         2,988        247,705
*   AngioDynamics, Inc.                                   14,354        249,903
#*  Anika Therapeutics, Inc.                              14,671        978,849
    Anthem, Inc.                                         504,640    125,075,024
*   Aptevo Therapeutics, Inc.                              4,339         14,709
    Baxter International, Inc.                             6,557        472,301
*   Centene Corp.                                         20,136      2,159,385
    Cigna Corp.                                          136,754     28,492,696
#   CONMED Corp.                                          43,239      2,498,349
    Cooper Cos., Inc. (The)                               13,956      3,414,615
*   Cross Country Healthcare, Inc.                         7,595        106,406
#*  CryoLife, Inc.                                        17,502        329,913
#*  Cumberland Pharmaceuticals, Inc.                      23,319        158,802
#*  Cutera, Inc.                                           1,289         63,934
    Danaher Corp.                                        405,225     41,041,188
    Digirad Corp.                                         26,711         62,771
*   Emergent BioSolutions, Inc.                            8,678        423,400
#*  Envision Healthcare Corp.                             30,743      1,106,441
*   Enzo Biochem, Inc.                                     6,287         46,272
*   Exactech, Inc.                                         3,390        169,839
*   Express Scripts Holding Co.                          493,239     39,054,664
#*  Halyard Health, Inc.                                  11,021        537,935
#   Humana, Inc.                                         198,071     55,822,350
#*  Impax Laboratories, Inc.                               4,700         91,415
*   Integer Holdings Corp.                                41,672      2,089,851
#   Invacare Corp.                                         7,330        134,872
    Kewaunee Scientific Corp.                              1,631         47,299
    Kindred Healthcare, Inc.                              22,803        209,788
*   Laboratory Corp. of America Holdings                   8,149      1,422,000
*   LHC Group, Inc.                                        1,418         89,050
*   LifePoint Health, Inc.                                82,208      4,065,186
*   Magellan Health, Inc.                                 17,899      1,782,740
    McKesson Corp.                                        70,069     11,833,253
    Medtronic P.L.C.                                     814,175     69,929,491
#*  Merit Medical Systems, Inc.                           13,395        622,198
#*  Molina Healthcare, Inc.                               24,941      2,278,610
*   Mylan NV                                              28,680      1,228,938
*   Myriad Genetics, Inc.                                  9,616        354,638
    National HealthCare Corp.                              6,484        404,407
#*  Natus Medical, Inc.                                   15,698        487,423

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Nuvectra Corp.                                          13,890 $    112,787
*   Omnicell, Inc.                                          35,405    1,736,615
    PerkinElmer, Inc.                                       76,500    6,132,240
    Pfizer, Inc.                                         3,696,959  136,935,361
#*  Prestige Brands Holdings, Inc.                         111,489    4,663,585
    Quest Diagnostics, Inc.                                 10,366    1,096,930
*   RTI Surgical, Inc.                                      73,086      328,887
*   Select Medical Holdings Corp.                           42,204      747,011
*   Surmodics, Inc.                                          5,593      163,875
    Teleflex, Inc.                                          37,223   10,338,688
    Thermo Fisher Scientific, Inc.                         435,609   97,624,333
*   Triple-S Management Corp. Class B                       20,684      475,318
    UnitedHealth Group, Inc.                                89,716   21,242,954
*   WellCare Health Plans, Inc.                             18,375    3,865,732
    Zimmer Biomet Holdings, Inc.                            10,322    1,312,133
                                                                   ------------
Total Health Care                                                   872,623,006
                                                                   ------------
Industrials -- (10.8%)
#   AAR Corp.                                               32,906    1,331,706
#   ABM Industries, Inc.                                    64,500    2,452,935
#   Acme United Corp.                                        1,030       24,978
#   Actuant Corp. Class A                                    4,057      100,411
*   AECOM                                                   55,835    2,183,707
*   Aegion Corp.                                            42,549    1,067,129
#*  Aerovironment, Inc.                                     35,065    1,800,938
    AGCO Corp.                                              58,973    4,282,619
*   Air Transport Services Group, Inc.                       6,308      156,817
#   Alamo Group, Inc.                                       22,751    2,617,048
    Alaska Air Group, Inc.                                 105,252    6,918,214
#   Albany International Corp. Class A                      20,551    1,303,961
#   AMERCO                                                  29,431   10,744,669
*   Ameresco, Inc. Class A                                     981        8,535
#   American Railcar Industries, Inc.                       20,003      784,518
#   Apogee Enterprises, Inc.                                36,374    1,655,381
    ArcBest Corp.                                           12,135      431,399
    Arconic, Inc.                                          331,751    9,972,435
    Argan, Inc.                                                 21          916
#   Astec Industries, Inc.                                  22,925    1,430,520
#*  Atlas Air Worldwide Holdings, Inc.                      31,815    1,791,184
    AZZ, Inc.                                                3,500      159,250
    Barnes Group, Inc.                                      36,400    2,394,756
    Brady Corp. Class A                                     38,500    1,472,625
#   Briggs & Stratton Corp.                                 41,033      992,178
*   CAI International, Inc.                                 17,082      482,737
*   Casella Waste Systems, Inc. Class A                      5,201      133,042
    Caterpillar, Inc.                                      107,902   17,564,288
*   CBIZ, Inc.                                              38,149      629,458
    CECO Environmental Corp.                                 3,773       17,092
#   Celadon Group, Inc.                                     24,642      136,763
    Chicago Rivet & Machine Co.                                700       22,393
#   CIRCOR International, Inc.                               9,719      515,301
    Columbus McKinnon Corp.                                 17,542      718,345

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Industrials -- (Continued)
     Comfort Systems USA, Inc.                               44,560 $ 1,898,256
     CompX International, Inc.                                  500       6,875
 *   Covenant Transportation Group, Inc. Class A              7,080     207,656
     CRA International, Inc.                                  7,613     353,472
     CSX Corp.                                            1,055,544  59,923,233
     Curtiss-Wright Corp.                                    46,353   6,056,483
     Delta Air Lines, Inc.                                  433,135  24,589,074
     DMC Global, Inc.                                         1,436      32,884
 #   Douglas Dynamics, Inc.                                  30,234   1,245,641
 *   Ducommun, Inc.                                          12,645     368,981
     Eastern Co. (The)                                       10,193     272,663
     Eaton Corp. P.L.C.                                     265,270  22,274,722
     EMCOR Group, Inc.                                       50,540   4,107,891
     Encore Wire Corp.                                       19,966   1,010,280
     EnerSys                                                 43,239   3,040,134
 *   Engility Holdings, Inc.                                  7,988     208,966
     Ennis, Inc.                                             30,835     613,616
     ESCO Technologies, Inc.                                 17,601   1,076,301
     Espey Manufacturing & Electronics Corp.                  1,671      41,107
 #   Essendant, Inc.                                         24,021     217,390
 *   Esterline Technologies Corp.                            44,968   3,307,396
     Federal Signal Corp.                                    71,923   1,462,914
     FedEx Corp.                                            127,314  33,417,379
     Fortune Brands Home & Security, Inc.                   123,726   8,775,885
 *   Franklin Covey Co.                                       3,046      87,725
     Franklin Electric Co., Inc.                                474      21,472
     FreightCar America, Inc.                                 9,404     146,514
 *   FTI Consulting, Inc.                                    36,136   1,570,832
 #   GATX Corp.                                              65,445   4,655,757
 *   Gencor Industries, Inc.                                 13,149     220,903
     General Electric Co.                                 2,120,584  34,289,843
 *   Genesee & Wyoming, Inc. Class A                          1,200      95,820
 #*  Gibraltar Industries, Inc.                              24,203     897,931
     Gorman-Rupp Co. (The)                                   22,882     646,874
 *   GP Strategies Corp.                                     18,583     463,646
 #   Granite Construction, Inc.                              27,179   1,812,568
 *   Great Lakes Dredge & Dock Corp.                         69,820     328,154
 #   Greenbrier Cos., Inc. (The)                             22,451   1,125,918
 #   Griffon Corp.                                           67,323   1,349,826
 #   Hawaiian Holdings, Inc.                                 11,837     442,112
     Heidrick & Struggles International, Inc.                18,234     481,378
 #*  Hertz Global Holdings, Inc.                             55,682   1,276,788
 *   Hub Group, Inc. Class A                                  2,221     106,719
     Hurco Cos., Inc.                                         7,910     357,137
 *   Huron Consulting Group, Inc.                             4,001     160,640
     Hyster-Yale Materials Handling, Inc.                    12,246   1,037,114
 *   ICF International, Inc.                                 31,660   1,681,146
     Ingersoll-Rand P.L.C.                                  213,109  20,166,505
 *   InnerWorkings, Inc.                                     96,587     966,836
 #   Insteel Industries, Inc.                                17,578     550,719
 *   JetBlue Airways Corp.                                  324,893   6,777,268
 #   Johnson Controls International P.L.C.                  151,178   5,915,595
     Kadant, Inc.                                             5,786     580,046

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
 Industrials -- (Continued)
     KAR Auction Services, Inc.                              18,100 $   987,174
 #   KBR, Inc.                                                3,600      73,224
 *   Key Technology, Inc.                                     3,199      85,157
     Kimball International, Inc. Class B                     30,344     563,488
     Korn/Ferry International                                58,904   2,624,762
 #*  Kratos Defense & Security Solutions, Inc.                2,711      30,933
     L3 Technologies, Inc.                                  100,470  21,345,856
 *   Lawson Products, Inc.                                    8,847     210,116
 *   LB Foster Co. Class A                                    6,682     181,416
 #   LSI Industries, Inc.                                    27,715     220,057
 *   Lydall, Inc.                                            14,605     698,119
     ManpowerGroup, Inc.                                     22,886   3,006,992
     Marten Transport, Ltd.                                  79,636   1,847,555
 #   Matson, Inc.                                            62,316   2,131,830
 #   Matthews International Corp. Class A                    22,887   1,281,672
     Maxar Technologies, Ltd.                                 6,881     433,778
     McGrath RentCorp                                        17,552     838,986
 #*  Mercury Systems, Inc.                                    2,055      98,681
     Miller Industries, Inc.                                 20,099     523,579
     Mobile Mini, Inc.                                       54,461   2,061,349
 *   Moog, Inc. Class A                                      35,339   3,182,630
 *   MRC Global, Inc.                                        65,597   1,179,434
     Mueller Industries, Inc.                                30,912   1,022,878
 #   Multi-Color Corp.                                          308      23,870
 *   MYR Group, Inc.                                         19,582     663,438
 #   National Presto Industries, Inc.                           571      58,042
 *   Navigant Consulting, Inc.                               12,297     252,334
 #*  NL Industries, Inc.                                     38,770     504,010
     NN, Inc.                                                18,396     529,805
     Norfolk Southern Corp.                                 545,229  82,264,152
 #*  Northwest Pipe Co.                                       6,690     127,110
 #*  NOW, Inc.                                               62,737     739,669
 *   On Assignment, Inc.                                     53,951   4,131,028
     Orbital ATK, Inc.                                       56,610   7,466,859
     Oshkosh Corp.                                           14,466   1,312,356
     Owens Corning                                          149,300  13,880,421
     PACCAR, Inc.                                            93,329   6,958,610
 *   PAM Transportation Services, Inc.                        6,449     241,902
 #   Pentair P.L.C.                                         117,934   8,432,281
 *   Perma-Pipe International Holdings, Inc.                  8,900      80,990
     Powell Industries, Inc.                                  7,529     245,370
 #   Quad/Graphics, Inc.                                      1,591      35,193
     Quanex Building Products Corp.                          21,431     443,622
 *   Quanta Services, Inc.                                  168,307   6,478,136
     Raytheon Co.                                            44,355   9,267,534
     RCM Technologies, Inc.                                  15,745      99,666
     Regal Beloit Corp.                                      16,070   1,251,853
     Republic Services, Inc.                                429,755  29,567,144
     Resources Connection, Inc.                              25,955     424,364
 *   Rexnord Corp.                                           41,430   1,164,597
 *   Roadrunner Transportation Systems, Inc.                    879       4,896
     RPX Corp.                                               33,100     464,724
 *   Rush Enterprises, Inc. Class A                          32,603   1,762,192

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class B                          18,522 $    941,288
    Ryder System, Inc.                                      89,844    7,819,123
*   Saia, Inc.                                               8,925      674,284
*   SIFCO Industries, Inc.                                   6,623       43,381
#   SkyWest, Inc.                                           38,506    2,146,709
    Southwest Airlines Co.                                 531,263   32,300,790
    Spartan Motors, Inc.                                    16,820      225,388
*   Sparton Corp.                                            8,563      197,035
#*  Spirit Airlines, Inc.                                   28,513    1,200,968
*   SPX FLOW, Inc.                                          12,803      593,675
    Standex International Corp.                             22,341    2,344,688
    Stanley Black & Decker, Inc.                           129,900   21,593,277
    Steelcase, Inc. Class A                                 55,469      862,543
#*  Team, Inc.                                               6,674      113,458
#   Terex Corp.                                             27,578    1,296,718
    Tetra Tech, Inc.                                        45,222    2,247,533
    Textron, Inc.                                            1,844      108,187
#   Titan International, Inc.                                6,800       90,508
*   Titan Machinery, Inc.                                    2,883       61,956
    Trinity Industries, Inc.                               183,814    6,336,069
    Triton International, Ltd.                              24,053      928,446
#   Triumph Group, Inc.                                     57,100    1,664,465
#*  Tutor Perini Corp.                                      33,844      837,639
*   Twin Disc, Inc.                                            900       26,532
#*  Ultralife Corp.                                          3,309       22,501
    UniFirst Corp.                                          18,705    3,091,936
    Union Pacific Corp.                                    563,195   75,186,532
*   United Continental Holdings, Inc.                      114,796    7,785,465
    United Technologies Corp.                              384,209   53,024,684
    Universal Forest Products, Inc.                         95,400    3,561,282
*   USA Truck, Inc.                                          7,482      150,837
*   Vectrus, Inc.                                            4,069      123,698
#*  Veritiv Corp.                                            9,437      270,842
    Viad Corp.                                              23,193    1,317,362
    Virco Manufacturing Corp.                               12,601       59,225
    VSE Corp.                                                  610       30,226
    Watts Water Technologies, Inc. Class A                   1,534      122,337
#   Werner Enterprises, Inc.                                34,105    1,388,073
#*  Wesco Aircraft Holdings, Inc.                            6,228       44,530
*   WESCO International, Inc.                               11,687      796,469
*   Willis Lease Finance Corp.                               6,713      181,251
#*  XPO Logistics, Inc.                                     12,216    1,153,679
                                                                   ------------
Total Industrials                                                   795,492,656
                                                                   ------------
Information Technology -- (11.6%)
    Activision Blizzard, Inc.                              849,537   62,976,178
*   Actua Corp.                                              1,184       18,470
*   Acxiom Corp.                                             7,769      210,307
*   Agilysys, Inc.                                          14,791      177,492
*   Alpha & Omega Semiconductor, Ltd.                       20,661      346,898
    Analog Devices, Inc.                                    33,465    3,074,764
*   Anixter International, Inc.                              2,894      242,228

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   ARRIS International P.L.C.                              70,523 $  1,784,232
*   Arrow Electronics, Inc.                                175,521   14,276,878
    AstroNova, Inc.                                          6,285       84,219
    Avnet, Inc.                                            139,400    5,924,500
    AVX Corp.                                               72,760    1,305,314
*   Aware, Inc.                                             14,326       65,183
*   Axcelis Technologies, Inc.                                 175        4,533
*   AXT, Inc.                                               16,521      130,516
    Bel Fuse, Inc. Class A                                   3,574       68,728
    Bel Fuse, Inc. Class B                                  11,381      233,880
*   Benchmark Electronics, Inc.                             62,063    1,796,724
    Black Box Corp.                                         18,611       65,139
*   Blackhawk Network Holdings, Inc.                        25,926    1,178,337
#*  Blucora, Inc.                                           57,127    1,393,899
    Brooks Automation, Inc.                                 50,847    1,418,631
*   BSQUARE Corp.                                            4,065       17,480
*   CACI International, Inc. Class A                        24,830    3,489,856
#*  Calix, Inc.                                             16,027      102,573
#*  Cars.com, Inc.                                          39,879    1,184,008
    CCUR Holdings, Inc.                                     11,740       67,153
    Cisco Systems, Inc.                                  4,715,767  195,892,961
    Cohu, Inc.                                              28,915      658,395
#*  CommerceHub, Inc. Series A                               5,992      121,158
*   CommerceHub, Inc. Series C                               9,435      182,001
    Comtech Telecommunications Corp.                        15,569      336,757
#*  Conduent, Inc.                                         177,926    2,917,986
#   Convergys Corp.                                        197,364    4,592,660
*   CoreLogic, Inc.                                         96,545    4,572,371
    Corning, Inc.                                          785,955   24,537,515
*   Cray, Inc.                                              12,866      312,001
    CSP, Inc.                                                2,414       42,245
    CTS Corp.                                               66,936    1,840,740
#*  CyberOptics Corp.                                        3,281       50,035
#   Cypress Semiconductor Corp.                             52,022      899,460
*   Dell Technologies, Inc. Class V                         38,133    2,734,136
*   Digi International, Inc.                                25,438      263,283
*   Diodes, Inc.                                             4,709      132,747
*   DSP Group, Inc.                                         46,713      611,940
    DXC Technology Co.                                     228,936   22,790,579
*   EchoStar Corp. Class A                                  23,551    1,438,024
*   Edgewater Technology, Inc.                               9,510       56,870
*   Electro Scientific Industries, Inc.                      6,085      142,511
#*  Electronics for Imaging, Inc.                           58,110    1,699,136
*   Emcore Corp.                                               744        5,022
    Entegris, Inc.                                             300        9,765
*   ePlus, Inc.                                             17,490    1,350,228
#*  Fabrinet                                                 4,055      100,605
    Fidelity National Information Services, Inc.           198,899   20,359,302
#*  Finisar Corp.                                           61,526    1,105,007
*   First Solar, Inc.                                       28,266    1,898,627
*   FormFactor, Inc.                                        46,295      664,333
*   Frequency Electronics, Inc.                              7,690       72,594
#*  GSI Technology, Inc.                                     3,363       27,005

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Harmonic, Inc.                                          22,962 $     83,811
    Hewlett Packard Enterprise Co.                         894,616   14,671,702
*   IAC/InterActiveCorp                                     99,525   14,428,139
#*  Inseego Corp.                                            2,423        5,185
*   Insight Enterprises, Inc.                               42,100    1,562,752
    Intel Corp.                                          4,978,195  239,650,307
*   IntriCon Corp.                                           2,835       53,440
*   Itron, Inc.                                             31,001    2,269,273
    Juniper Networks, Inc.                                 212,100    5,546,415
*   Key Tronic Corp.                                        17,623      126,357
*   Kimball Electronics, Inc.                               23,443      433,695
*   Kulicke & Soffa Industries, Inc.                        71,688    1,649,541
*   KVH Industries, Inc.                                    19,858      219,431
#   Lam Research Corp.                                      11,111    2,127,979
*   Lattice Semiconductor Corp.                             35,397      230,434
*   Limelight Networks, Inc.                                10,944       47,935
    Littelfuse, Inc.                                           205       44,555
    ManTech International Corp. Class A                      2,048      106,639
    Marvell Technology Group, Ltd.                         166,418    3,882,532
#*  Maxwell Technologies, Inc.                               2,521       14,597
#   Methode Electronics, Inc.                               79,272    3,238,261
*   Micron Technology, Inc.                                842,584   36,837,772
*   Microsemi Corp.                                          7,940      490,613
    MKS Instruments, Inc.                                   61,200    6,260,760
#*  NETGEAR, Inc.                                           31,028    2,162,652
*   Netscout Systems, Inc.                                  13,465      383,752
*   Optical Cable Corp.                                     10,793       25,364
*   PAR Technology Corp.                                    12,896      110,906
    Park Electrochemical Corp.                               1,642       30,049
    PC Connection, Inc.                                     35,467      929,235
    PC-Tel, Inc.                                            22,216      159,067
#*  PCM, Inc.                                               10,471       92,668
*   Photronics, Inc.                                        79,712      669,581
*   Plexus Corp.                                            10,626      634,903
#*  Qorvo, Inc.                                             24,909    1,787,719
    QUALCOMM, Inc.                                         688,597   46,996,745
*   Rambus, Inc.                                             1,069       13,501
    Reis, Inc.                                              13,511      280,353
*   Ribbon Communications, Inc.                              6,622       46,222
    Richardson Electronics, Ltd.                            15,464      125,413
*   Rogers Corp.                                             7,543    1,242,936
*   Rudolph Technologies, Inc.                              16,097      421,741
*   Sanmina Corp.                                           39,846    1,041,973
*   ScanSource, Inc.                                        14,745      504,279
    SS&C Technologies Holdings, Inc.                        51,586    2,593,744
*   StarTek, Inc.                                           20,310      253,875
#*  SunPower Corp.                                          18,322      145,293
#*  Super Micro Computer, Inc.                               5,886      134,348
*   Sykes Enterprises, Inc.                                 20,292      629,458
    SYNNEX Corp.                                            55,900    6,860,607
    TE Connectivity, Ltd.                                  197,255   20,224,555
#*  Tech Data Corp.                                         81,325    8,154,458
*   Telenav, Inc.                                            9,865       55,737

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
 Information Technology -- (Continued)
     Teradyne, Inc.                                         26,789 $  1,228,008
     Tessco Technologies, Inc.                               8,689      190,724
 #   TiVo Corp.                                             19,000      265,050
 #*  TTM Technologies, Inc.                                 55,241      910,924
 #*  Veeco Instruments, Inc.                                15,978      266,034
 *   VeriFone Systems, Inc.                                  6,729      118,969
 *   Verint Systems, Inc.                                   13,150      549,012
 *   Viavi Solutions, Inc.                                  16,203      139,022
 *   Virtusa Corp.                                          30,064    1,341,456
 #   Vishay Intertechnology, Inc.                          151,731    3,330,495
 *   Vishay Precision Group, Inc.                           16,480      451,552
     Western Digital Corp.                                 215,907   19,211,405
 *   Xcerra Corp.                                           20,165      201,247
     Xerox Corp.                                           222,408    7,590,785
 *   XO Group, Inc.                                          6,284      120,024
     Xperi Corp.                                            48,635    1,091,856
                                                                   ------------
 Total Information Technology                                       861,755,941
                                                                   ------------
 Materials -- (1.8%)
 *   Alcoa Corp.                                           110,583    5,752,528
 #*  Allegheny Technologies, Inc.                           22,777      614,068
 #   Ampco-Pittsburgh Corp.                                  4,007       54,495
     Ashland Global Holdings, Inc.                         112,560    8,170,730
 #   Bemis Co., Inc.                                        24,092    1,126,060
     Cabot Corp.                                            46,280    3,130,379
 #*  Century Aluminum Co.                                   15,822      352,039
 #*  Clearwater Paper Corp.                                 16,822      791,475
     Commercial Metals Co.                                  85,208    2,048,400
 #   Core Molding Technologies, Inc.                        11,847      246,418
     Domtar Corp.                                            8,107      416,376
     DowDuPont, Inc.                                        31,359    2,370,113
 *   Freeport-McMoRan, Inc.                                 24,064      469,248
     Friedman Industries, Inc.                               3,048       16,794
     FutureFuel Corp.                                        6,104       81,794
     Graphic Packaging Holding Co.                         154,000    2,487,100
     Greif, Inc. Class A                                     4,885      288,801
 #   HB Fuller Co.                                           4,847      251,317
     Huntsman Corp.                                         50,242    1,736,866
     Innospec, Inc.                                          1,300       93,340
     Kaiser Aluminum Corp.                                  27,181    2,996,433
     KapStone Paper and Packaging Corp.                     93,014    3,222,005
 *   Kraton Corp.                                            5,435      273,163
 *   Louisiana-Pacific Corp.                               173,457    5,136,062
 #   Martin Marietta Materials, Inc.                        23,633    5,392,342
     Materion Corp.                                         18,497      919,301
     Mercer International, Inc.                             21,725      319,358
     Minerals Technologies, Inc.                            34,280    2,576,142
     Mosaic Co. (The)                                       17,274      471,580
 #   Neenah, Inc.                                            7,684      695,402
     Newmont Mining Corp.                                  141,468    5,730,869
     Northern Technologies International Corp.               3,035       71,019
     Nucor Corp.                                           103,401    6,923,731

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
            Olin Corp.                                    69,801 $    2,602,181
#           Olympic Steel, Inc.                            9,986        232,774
            PH Glatfelter Co.                             50,600      1,182,016
            Reliance Steel & Aluminum Co.                 93,801      8,216,030
#           Schnitzer Steel Industries, Inc. Class A         400         13,680
            Sensient Technologies Corp.                   38,101      2,737,557
            Steel Dynamics, Inc.                          94,919      4,309,323
*           SunCoke Energy, Inc.                          62,210        690,531
            Synalloy Corp.                                   949         12,906
            Tredegar Corp.                                26,545        487,101
#           Tronox, Ltd. Class A                           1,600         31,408
#*          Universal Stainless & Alloy Products, Inc.     6,269        161,552
#           Valvoline, Inc.                              253,649      6,252,448
#           Vulcan Materials Co.                          58,246      7,886,508
            Westlake Chemical Corp.                      158,152     17,807,915
            WestRock Co.                                 200,591     13,365,378
            Worthington Industries, Inc.                  47,320      2,212,683
                                                                 --------------
Total Materials                                                     133,427,739
                                                                 --------------
Real Estate -- (0.0%)
            Alexander & Baldwin, Inc.                     81,208      2,153,636
            Griffin Industrial Realty, Inc.                1,500         55,650
#           Stratus Properties, Inc.                       3,069         93,912
                                                                 --------------
Total Real Estate                                                     2,303,198
                                                                 --------------
Telecommunication Services -- (3.5%)
            AT&T, Inc.                                 6,427,865    240,723,544
            ATN International, Inc.                           84          4,986
            CenturyLink, Inc.                             70,603      1,257,439
#           Frontier Communications Corp.                 46,463        380,532
*           General Communication, Inc. Class A            2,840        119,081
#*          Iridium Communications, Inc.                  14,800        187,960
*           ORBCOMM, Inc.                                 44,499        511,294
            Spok Holdings, Inc.                           12,522        195,343
#*          Sprint Corp.                                 422,600      2,252,458
*           T-Mobile US, Inc.                            113,786      7,407,469
            Telephone & Data Systems, Inc.                92,433      2,535,437
*           United States Cellular Corp.                   7,591        276,085
*           Vonage Holdings Corp.                         85,934        961,602
                                                                 --------------
Total Telecommunication Services                                    256,813,230
                                                                 --------------
Utilities -- (0.1%)
*           Calpine Corp.                                 62,921        949,478
            Consolidated Water Co., Ltd.                   6,656         89,190
#           NRG Energy, Inc.                              55,469      1,442,749
#           Ormat Technologies, Inc.                      20,134      1,410,991
                                                                 --------------
Total Utilities                                                       3,892,408
                                                                 --------------
TOTAL COMMON STOCKS                                               7,261,043,073
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value
              Rights                                      25,196          2,520

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
 (degrees)#*  Safeway Casa Ley Contingent Value
                Rights                                   157,807 $      160,158
 (degrees)#*  Safeway PDC, LLC Contingent Value
                Rights                                   157,807             47
 TOTAL RIGHTS/WARRANTS                                                  162,725
                                                                 --------------
 TOTAL INVESTMENT SECURITIES                                      7,261,205,798
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.0%)
              State Street Institutional U.S.
                Government Money Market Fund, 1.250%     515,339        515,339
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (1.8%)
 (S)@         DFA Short Term Investment Fund          11,326,983    131,064,525
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $3,749,849,126)^^           $7,392,785,662
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                              LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                           --------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary  $1,087,706,991   $     48,232   --    $1,087,755,223
   Consumer Staples           561,134,157             --   --       561,134,157
   Energy                     919,437,856             --   --       919,437,856
   Financials               1,766,385,429         22,230   --     1,766,407,659
   Health Care                872,623,006             --   --       872,623,006
   Industrials                795,492,656             --   --       795,492,656
   Information Technology     861,755,941             --   --       861,755,941
   Materials                  133,427,739             --   --       133,427,739
   Real Estate                  2,303,198             --   --         2,303,198
   Telecommunication
     Services                 256,813,230             --   --       256,813,230
   Utilities                    3,892,408             --   --         3,892,408
Rights/Warrants                        --        162,725   --           162,725
Temporary Cash
  Investments                     515,339             --   --           515,339
Securities Lending
  Collateral                           --    131,064,525   --       131,064,525
                           --------------   ------------   --    --------------
TOTAL                      $7,261,487,950   $131,297,712   --    $7,392,785,662
                           ==============   ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2018, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock

Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of January 31, 2018, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $392,039 (in thousands) and $678,398 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2018, the total cost of securities for federal income tax purposes was:

 The U.S. Large Cap Value Series                               $20,253,194,777
 The DFA International Value Series                             11,619,356,665
 The Japanese Small Company Series                               3,384,692,433
 The Asia Pacific Small Company Series                           2,018,603,081
 The United Kingdom Small Company Series                         1,982,456,722
 The Continental Small Company Series                            4,685,444,690
 The Emerging Markets Series                                     4,145,393,289
 The Emerging Markets Small Cap Series                           6,844,253,299
 The Tax-Managed U.S. Marketwide Value Series                    3,749,849,126

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)


                                                          SHARES     VALUE++
                                                        ---------- ------------
 COMMON STOCKS -- (94.6%)

 BRAZIL -- (6.5%)
 *   Aliansce Shopping Centers SA                          796,814 $  4,558,117
 *   B2W Cia Digital                                        97,568      651,801
     B3 SA - Brasil Bolsa Balcao                         1,104,817    9,050,509
     Banco Alfa de Investimento SA                          15,800       28,022
     Banco Bradesco SA                                     220,700    2,725,632
     Banco do Brasil SA                                  7,363,035   91,730,895
     Banco Santander Brasil SA                           1,500,493   16,892,146
 #   Banco Santander Brasil SA                             104,100    1,172,166
 *   Brasil Brokers Participacoes SA                     1,941,457      596,859
     BrasilAgro - Co. Brasileira de Propriedades
       Agricolas                                            91,284      383,692
 *   Cia Siderurgica Nacional SA                         3,476,098   12,008,920
 *   Construtora Tenda SA                                  343,902    2,411,272
 *   Cosan Logistica SA                                     40,539      127,504
     Cosan SA Industria e Comercio                       1,189,326   16,300,007
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes                                     3,676,417   17,296,240
 *   Direcional Engenharia SA                            1,506,861    3,097,962
     Duratex SA                                          4,362,612   13,969,682
     Embraer SA                                          1,693,862   10,642,140
     Embraer SA Sponsored ADR                              933,473   23,570,193
 *   Eternit SA                                            658,302      206,567
 *   Even Construtora e Incorporadora SA                 3,516,675    6,903,889
     Ez Tec Empreendimentos e Participacoes SA           1,034,826    7,235,411
     Fibria Celulose SA                                    969,510   16,686,465
     Fibria Celulose SA Sponsored ADR                    2,157,001   37,100,417
     Fras-Le SA                                              8,500       14,575
 #   Gafisa SA ADR                                         169,012    1,845,609
     Gerdau SA                                           1,775,763    6,894,053
 #   Gerdau SA Sponsored ADR                             9,407,668   42,146,353
     Guararapes Confeccoes SA                               26,222    1,299,256
 *   Helbor Empreendimentos SA                           2,980,126    1,853,857
     Industrias Romi SA                                      5,100       12,967
     International Meal Co. Alimentacao SA                 643,000    1,895,401
     Iochpe Maxion SA                                    1,586,293   11,852,564
     JBS SA                                             12,439,175   39,233,037
 *   JHSF Participacoes SA                               1,382,074      824,868
 *   Kepler Weber SA                                        12,200       63,100
     Kroton Educacional SA                              10,088,514   51,362,205
     Magnesita Refratarios SA                              643,250   11,102,611
 *   Marisa Lojas SA                                        18,900       47,481
 *   Mills Estruturas e Servicos de Engenharia SA          627,446      876,932
     MRV Engenharia e Participacoes SA                   4,789,457   22,792,534
 *   Paranapanema SA                                     1,683,489      829,953
 *   Petro Rio SA                                           19,400      537,787
 *   Petroleo Brasileiro SA                              6,194,183   41,446,031
 #*  Petroleo Brasileiro SA Sponsored ADR               14,614,044  195,243,628
     Porto Seguro SA                                       627,981    8,707,812
 *   Profarma Distribuidora de Produtos Farmaceuticos
       SA                                                   51,700      114,595
     QGEP Participacoes SA                               1,551,066    4,893,804
 *   Restoque Comercio e Confeccoes de Roupas SA               800        7,759
 *   RNI Negocios Imobiliarios SA                          109,475      208,881
 *   Santos Brasil Participacoes SA                      1,221,500    1,350,535

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
BRAZIL -- (Continued)
    Sao Carlos Empreendimentos e Participacoes SA         56,800 $      726,705
    Sao Martinho SA                                      146,289        864,823
    SLC Agricola SA                                      907,091      8,939,035
*   Springs Global Participacoes SA                       62,100        231,231
    Sul America SA                                     2,261,538     14,412,671
    Suzano Papel e Celulose SA                         5,933,556     38,476,857
    T4F Entretenimento SA                                 12,800         29,116
    Technos SA                                            74,800         87,560
*   Tecnisa SA                                         2,398,114      1,535,535
*   TPI - Triunfo Participacoes e Investimentos SA       528,200        621,776
    Tupy SA                                              444,585      2,526,204
*   Usinas Siderurgicas de Minas Gerais SA               527,800      2,337,632
    Vale SA                                           26,786,779    349,101,813
#   Vale SA Sponsored ADR                             22,064,774    288,827,890
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA                     73,490        470,665
    Via Varejo SA                                         90,524        229,680
                                                                 --------------
TOTAL BRAZIL                                                      1,452,223,889
                                                                 --------------
CHILE -- (1.6%)
    Besalco SA                                           512,877        611,525
    CAP SA                                               872,198     11,290,795
    Cementos BIO BIO SA                                  665,307        999,227
    Cencosud SA                                       11,427,087     35,615,428
*   Cia Pesquera Camanchaca SA                           113,206         10,873
*   Cia Sud Americana de Vapores SA                   88,156,851      4,590,024
    Cristalerias de Chile SA                             264,624      2,922,606
    Empresa Nacional de Telecomunicaciones SA            212,179      2,535,500
*   Empresas AquaChile SA                                 91,552         55,376
    Empresas CMPC SA                                  14,553,948     57,260,410
    Empresas COPEC SA                                  2,857,247     49,429,183
    Empresas Hites SA                                  1,868,082      2,326,371
*   Empresas La Polar SA                               7,572,399        819,292
    Enel Americas SA                                  10,922,839      2,556,214
#   Enel Americas SA ADR                               3,841,992     45,258,666
    Enel Chile SA                                      3,763,606     23,710,718
    Grupo Security SA                                  1,746,155        944,254
    Inversiones Aguas Metropolitanas SA                4,778,171      9,440,065
    Itau CorpBanca(BYT25P4)                          694,240,669      7,047,617
    Itau CorpBanca(BZ30DD5)                                3,677         56,221
    Latam Airlines Group SA                            2,018,011     34,945,870
#   Latam Airlines Group SA Sponsored ADR              1,153,931     19,709,141
*   Masisa SA                                         43,018,684      3,391,383
    PAZ Corp. SA                                       2,189,657      4,079,111
    Ripley Corp. SA                                   12,336,290     14,614,994
    Salfacorp SA                                       3,417,288      7,036,887
    Sigdo Koppers SA                                      98,253        207,444
    Sociedad Matriz SAAM SA                           53,555,204      5,905,072
    Socovesa SA                                        5,888,997      4,159,664
    Vina Concha y Toro SA                              1,010,981      2,247,863

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA                             829,142 $     11,022
                                                                   ------------
TOTAL CHILE                                                         353,788,816
                                                                   ------------
CHINA -- (17.4%)
    361 Degrees International, Ltd.                      6,159,000    2,241,011
*   A8 New Media Group, Ltd.                               986,000       64,349
#   Agile Group Holdings, Ltd.                          15,710,999   28,148,230
    Agricultural Bank of China, Ltd. Class H           137,993,000   84,429,369
    Air China, Ltd. Class H                              4,062,000    5,921,721
    Ajisen China Holdings, Ltd.                          1,403,000      678,595
    AMVIG Holdings, Ltd.                                 5,293,100    1,393,642
#   Angang Steel Co., Ltd. Class H                       5,430,640    5,897,909
    Anhui Conch Cement Co., Ltd. Class H                   862,500    4,732,393
#*  Anton Oilfield Services Group                        8,348,000    1,222,022
*   Anxin-China Holdings, Ltd.                           6,152,000       56,781
    Asia Cement China Holdings Corp.                     6,381,500    2,601,592
#*  Asian Citrus Holdings, Ltd.                          4,633,000       66,629
    AVIC International Holdings, Ltd. Class H            3,328,000    2,884,929
    AviChina Industry & Technology Co., Ltd. Class H     1,098,000      588,158
    BAIC Motor Corp., Ltd. Class H                       7,926,500   12,380,205
    Bank of China, Ltd. Class H                        419,227,817  251,257,532
    Bank of Chongqing Co., Ltd. Class H                  2,606,000    2,393,881
    Bank of Communications Co., Ltd. Class H            36,795,574   31,776,077
*   Baoye Group Co., Ltd. Class H                        2,743,120    1,931,352
#   BBMG Corp. Class H                                  12,369,000    6,138,091
    Beijing Capital Land, Ltd. Class H                   9,179,060    5,985,139
    Beijing Enterprises Holdings, Ltd.                   2,762,000   16,949,399
#   Beijing North Star Co., Ltd. Class H                 3,256,000    1,283,480
#*  Beijing Properties Holdings, Ltd.                      456,000       18,619
#*  Boer Power Holdings, Ltd.                            1,115,000      257,574
    Bosideng International Holdings, Ltd.               12,864,000    1,181,420
#*  Boyaa Interactive International, Ltd.                1,734,000      723,754
*   C C Land Holdings, Ltd.                             24,815,429    5,667,282
    Cabbeen Fashion, Ltd.                                  663,000      190,250
#*  Capital Environment Holdings, Ltd.                   6,072,000      239,784
#*  CAR, Inc.                                              706,000      584,917
    Carrianna Group Holdings Co., Ltd.                   3,880,391      550,556
*   CECEP COSTIN New Materials Group, Ltd.                 132,000        1,898
*   Central China Real Estate, Ltd.                      6,727,350    3,357,300
*   Century Sunshine Group Holdings, Ltd.               14,780,000      490,328
#*  CGN Meiya Power Holdings Co., Ltd.                  12,820,000    1,838,522
    Changshouhua Food Co., Ltd.                             91,000       45,028
#   Chaowei Power Holdings, Ltd.                         4,120,000    2,341,190
*   Chigo Holding, Ltd.                                 32,078,000      469,923
#   China Aerospace International Holdings, Ltd.        21,730,000    2,615,042
    China Agri-Industries Holdings, Ltd.                18,251,500    8,473,935
    China Aoyuan Property Group, Ltd.                   10,408,000    9,151,742
    China BlueChemical, Ltd. Class H                    13,706,878    4,930,833
    China Cinda Asset Management Co., Ltd. Class H      50,717,000   21,423,753
    China CITIC Bank Corp., Ltd. Class H                37,772,112   31,010,514
#   China Coal Energy Co., Ltd. Class H                 11,883,000    6,132,047
    China Communications Construction Co., Ltd.
      Class H                                           27,113,327   32,283,473

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Class H   20,989,071 $ 13,296,062
    China Construction Bank Corp. Class H              539,462,101  619,341,028
    China Dongxiang Group Co., Ltd.                     17,110,000    3,477,453
    China Electronics Optics Valley Union Holding
      Co., Ltd.                                          1,692,000      151,177
*   China Environmental Technology and Bioenergy
      Holdings, Ltd.                                       690,000       21,725
    China Everbright Bank Co., Ltd. Class H             18,881,000   10,685,717
    China Everbright, Ltd.                               7,561,869   18,604,848
*   China Fiber Optic Network System Group, Ltd.         3,598,000       60,391
    China Financial Services Holdings, Ltd.              1,884,000      159,136
#   China Foods, Ltd.                                    2,402,000    1,294,422
    China Galaxy Securities Co., Ltd. Class H            1,388,000    1,130,711
*   China Glass Holdings, Ltd.                           7,390,000      753,220
    China Greenfresh Group Co., Ltd.                     1,919,000      318,569
*   China Harmony New Energy Auto Holding, Ltd.          4,503,500    3,303,268
*   China High Precision Automation Group, Ltd.            429,000       12,545
#   China High Speed Transmission Equipment Group
      Co., Ltd.                                          1,889,000    3,327,408
#   China Hongqiao Group, Ltd.                          10,475,000   13,355,319
    China Huarong Asset Management Co., Ltd. Class H    25,280,000   12,754,171
*   China Huiyuan Juice Group, Ltd.                      6,035,483    1,794,992
#   China International Capital Corp., Ltd. Class H      1,824,000    4,091,053
#   China International Marine Containers Group Co.,
      Ltd. Class H                                         423,400      871,442
*   China ITS Holdings Co., Ltd.                         5,486,147      335,990
#   China Jinmao Holdings Group, Ltd.                   38,074,580   24,784,828
    China Lesso Group Holdings, Ltd.                     3,909,000    3,045,971
*   China Longevity Group Co., Ltd.                      1,152,649       37,868
    China Machinery Engineering Corp. Class H            2,447,000    1,604,198
#   China Merchants Land, Ltd.                          12,968,000    2,547,390
    China Merchants Port Holdings Co., Ltd.              8,432,383   22,234,038
    China Minsheng Banking Corp., Ltd. Class H          23,079,500   26,325,718
    China Mobile, Ltd.                                   9,881,500  104,056,074
    China Mobile, Ltd. Sponsored ADR                       567,776   29,899,084
#   China National Building Material Co., Ltd. Class H  31,492,000   33,412,949
    China National Materials Co., Ltd. Class H          13,545,000   12,218,485
*   China New Town Development Co., Ltd.                11,705,522      463,807
    China Oil & Gas Group, Ltd.                          8,180,000      823,268
    China Oilfield Services, Ltd. Class H                8,572,000   10,201,894
#   China Oriental Group Co., Ltd.                         858,000      666,930
#   China Overseas Grand Oceans Group, Ltd.             10,982,500    6,874,284
    China Overseas Land & Investment, Ltd.              28,630,000  110,719,967
    China Petroleum & Chemical Corp. ADR                 1,159,521  100,704,381
    China Petroleum & Chemical Corp. Class H           113,421,575   98,043,383
*   China Properties Group, Ltd.                         5,212,000    1,162,864
    China Railway Construction Corp., Ltd. Class H      18,849,014   22,886,503
    China Railway Group, Ltd. Class H                   19,760,000   15,134,155
*   China Rare Earth Holdings, Ltd.                      7,886,600      574,557
#   China Reinsurance Group Corp. Class H               16,281,000    3,823,823
    China Resources Cement Holdings, Ltd.               17,920,000   13,481,167
    China Resources Land, Ltd.                          22,442,000   89,317,878
    China Resources Pharmaceutical Group, Ltd.             143,000      188,194
*   China Rundong Auto Group, Ltd.                          22,000        9,363
*   China Saite Group Co., Ltd.                          2,082,000      142,758
    China Sanjiang Fine Chemicals Co., Ltd.              3,127,000    1,349,345
    China SCE Property Holdings, Ltd.                   13,252,000    7,122,407

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
 CHINA -- (Continued)
 #*  China Shengmu Organic Milk, Ltd.                      542,000 $     84,499
     China Shenhua Energy Co., Ltd. Class H             24,770,000   76,966,645
     China Shineway Pharmaceutical Group, Ltd.             978,000    1,203,809
     China Silver Group, Ltd.                            2,520,000      715,426
 #   China Singyes Solar Technologies Holdings, Ltd.     5,757,200    2,350,772
 #   China South City Holdings, Ltd.                    27,296,000    8,218,316
     China Starch Holdings, Ltd.                        26,350,000    1,072,055
     China Sunshine Paper Holdings Co., Ltd.               922,500      280,278
 *   China Taifeng Beddings Holdings, Ltd.                 640,000       16,567
     China Taiping Insurance Holdings Co., Ltd.          1,387,600    5,973,532
     China Traditional Chinese Medicine Holdings Co.,
       Ltd.                                              1,422,000      935,409
     China Travel International Investment Hong Kong,
       Ltd.                                             19,509,631    7,188,956
 #*  China Unicom Hong Kong, Ltd. ADR                    6,913,675  103,981,672
     China XLX Fertiliser, Ltd.                            753,000      342,981
 #*  China Yurun Food Group, Ltd.                        6,534,000      967,368
 #   China ZhengTong Auto Services Holdings, Ltd.        6,324,500    6,414,565
 #   China Zhongwang Holdings, Ltd.                     16,437,754    9,437,431
     Chongqing Machinery & Electric Co., Ltd. Class H   11,744,000    1,242,468
     Chongqing Rural Commercial Bank Co., Ltd. Class H  22,208,000   20,059,556
 *   Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd.                                    1,188,000      126,186
     Chu Kong Shipping Enterprise Group Co., Ltd.          526,000      138,786
 *   CIMC Enric Holdings, Ltd.                              98,000      107,580
 *   CITIC Dameng Holdings, Ltd.                         3,858,000      256,046
     CITIC Resources Holdings, Ltd.                      8,876,000      973,459
 #   CITIC Securities Co., Ltd. Class H                  3,112,500    8,253,416
     CITIC, Ltd.                                        24,617,483   38,743,493
     Clear Media, Ltd.                                     101,000       90,781
     CNOOC, Ltd.                                        75,279,000  118,328,178
     CNOOC, Ltd. Sponsored ADR                             169,256   26,607,043
 #   Comba Telecom Systems Holdings, Ltd.               12,488,683    2,183,344
     Concord New Energy Group, Ltd.                     35,200,000    1,704,876
 *   Coolpad Group, Ltd.                                 5,720,600      114,412
     COSCO SHIPPING Energy Transportation Co., Ltd.
       Class H                                           4,702,000    2,702,398
 #   COSCO SHIPPING International Hong Kong Co., Ltd.    5,520,000    2,316,812
     COSCO SHIPPING Ports, Ltd.                         15,519,786   16,217,817
 *   Coslight Technology International Group Co., Ltd.   1,504,000      570,142
 #   CPMC Holdings, Ltd.                                 2,009,000    1,683,491
 #   CRCC High-Tech Equipment Corp., Ltd. Class H        2,097,000      601,305
 *   DaChan Food Asia, Ltd.                              3,195,000      224,494
     Dah Chong Hong Holdings, Ltd.                       8,186,000    4,129,226
 *   Daphne International Holdings, Ltd.                 2,812,000      186,326
 *   Dongfang Electric Corp., Ltd. Class H                 471,600      449,853
     Dongfeng Motor Group Co., Ltd. Class H             14,440,000   18,804,328
     Dongyue Group, Ltd.                                 4,362,000    3,822,423
 #*  Dynasty Fine Wines Group, Ltd.                      9,228,600      318,527
     E-Commodities Holdings, Ltd.                        1,620,000      180,023
 *   eHi Car Services, Ltd. Sponsored ADR                    8,185       96,501
     Embry Holdings, Ltd.                                  539,000      190,437
 #   EVA Precision Industrial Holdings, Ltd.             5,864,000      886,683
 #   Everbright Securities Co., Ltd. Class H               541,000      710,167
     Evergreen International Holdings, Ltd.              1,393,000      115,551
 #   Fantasia Holdings Group Co., Ltd.                  21,571,015    3,953,469
     Far East Horizon, Ltd.                              1,400,000    1,505,167

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Fosun International, Ltd.                           12,332,183 $ 29,033,233
    Fufeng Group, Ltd.                                   7,479,000    5,451,553
    Future Land Development Holdings, Ltd.               8,274,000    8,099,875
#*  GCL-Poly Energy Holdings, Ltd.                      83,998,000   14,445,371
    Gemdale Properties & Investment Corp., Ltd.         12,542,000    1,834,807
*   Glorious Property Holdings, Ltd.                    28,204,000    3,165,724
    Goldlion Holdings, Ltd.                              1,962,000      787,881
    Goldpac Group, Ltd.                                    928,000      264,746
#   GOME Retail Holdings, Ltd.                          80,257,000   10,167,097
*   Grand Baoxin Auto Group, Ltd.                          972,500      436,778
    Greenland Hong Kong Holdings, Ltd.                   6,137,575    3,478,686
#   Greentown China Holdings, Ltd.                       5,845,591   10,197,156
    Guangdong Yueyun Transportation Co., Ltd. Class H      157,000      103,176
    Guangshen Railway Co., Ltd. Sponsored ADR              368,114   12,247,153
#   Guangzhou R&F Properties Co., Ltd. Class H           9,505,114   26,602,210
*   Guodian Technology & Environment Group Corp.,
      Ltd. Class H                                       4,780,000      341,648
    Guolian Securities Co., Ltd. Class H                   171,500       80,970
#   Guorui Properties, Ltd.                                 94,000       27,952
    Haitong Securities Co., Ltd. Class H                 8,709,600   14,188,173
*   Hanergy Thin Film Power Group, Ltd.                 14,642,000       78,550
*   Harbin Bank Co., Ltd. Class H                        1,190,000      393,146
    Harbin Electric Co., Ltd. Class H                    6,403,474    2,683,286
    Hengdeli Holdings, Ltd.                             19,208,000    1,063,274
*   Hi Sun Technology China, Ltd.                        2,826,000      575,758
    Hilong Holding, Ltd.                                 6,338,000    1,314,185
    HKC Holdings, Ltd.                                   1,158,155      863,199
    HNA Infrastructure Co., Ltd. Class H                 1,469,000    1,466,649
*   Honghua Group, Ltd.                                  2,791,000      341,116
    Honworld Group, Ltd.                                   293,000      143,230
    Hopefluent Group Holdings, Ltd.                      1,556,000      805,085
    Hopson Development Holdings, Ltd.                    8,028,000    8,431,388
#*  Hua Han Health Industry Holdings, Ltd.              23,012,000    1,169,331
    Hua Hong Semiconductor, Ltd.                         1,910,000    3,804,501
    Huaneng Renewables Corp., Ltd. Class H              33,002,000   11,406,137
    Huishang Bank Corp., Ltd. Class H                    1,229,000      678,514
#*  Hydoo International Holding, Ltd.                    1,112,000       99,907
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          506,891,996  477,475,847
#   Inner Mongolia Yitai Coal Co., Ltd. Class H             10,500       15,710
#   Jiangnan Group, Ltd.                                12,730,000      910,282
    Jiangxi Copper Co., Ltd. Class H                     6,544,000   11,055,711
#*  JinkoSolar Holding Co., Ltd. ADR                       214,722    4,771,123
    Joy City Property, Ltd.                              5,204,000      896,707
    Ju Teng International Holdings, Ltd.                 9,348,249    2,673,819
    K Wah International Holdings, Ltd.                   2,184,233    1,567,021
*   Kai Yuan Holdings, Ltd.                             41,600,000      258,072
*   Kaisa Group Holdings, Ltd.                           5,186,632    3,285,780
    Kangda International Environmental Co., Ltd.         5,037,000    1,069,803
*   Kasen International Holdings, Ltd.                   1,807,000      318,804
#   Kingboard Chemical Holdings, Ltd.                    6,907,345   37,795,109
    Kunlun Energy Co., Ltd.                             27,274,000   27,054,780
    KWG Property Holding, Ltd.                          11,842,000   19,955,342
*   Labixiaoxin Snacks Group, Ltd.                       2,175,000      125,685
    Lai Fung Holdings, Ltd.                              1,074,839    1,792,035

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Le Saunda Holdings, Ltd.                               120,000 $     20,918
    Legend Holdings Corp. Class H                          818,200    2,955,852
    Leoch International Technology, Ltd.                 2,291,000      403,386
#*  Lianhua Supermarket Holdings Co., Ltd. Class H         310,000      110,004
    LK Technology Holdings, Ltd.                           245,000       35,546
    Logan Property Holdings Co., Ltd.                      540,000      819,614
    Longfor Properties Co., Ltd.                         9,774,500   31,898,038
    Lonking Holdings, Ltd.                              13,292,000    5,925,525
*   Maanshan Iron & Steel Co., Ltd. Class H              5,576,000    2,988,550
    Maoye International Holdings, Ltd.                  11,536,000    1,200,072
    Metallurgical Corp. of China, Ltd. Class H           1,732,000      549,686
*   MIE Holdings Corp.                                   4,036,000      277,666
    MIN XIN Holdings, Ltd.                                 708,418      504,800
*   Mingfa Group International Co., Ltd.                   608,000        8,744
    Minmetals Land, Ltd.                                13,155,205    2,431,681
    MOBI Development Co., Ltd.                             379,000       57,083
#   Modern Land China Co., Ltd.                          2,197,200      550,894
#*  Munsun Capital Group, Ltd.                          22,260,000      199,205
*   Nature Home Holding Co., Ltd.                          154,000       19,860
#*  New World Department Store China, Ltd.               4,081,000      952,661
    Nine Dragons Paper Holdings, Ltd.                    4,145,000    6,430,860
*   North Mining Shares Co., Ltd.                        7,230,000      151,303
#   NVC Lighting Holdings, Ltd.                          3,798,000      363,809
*   Ourgame International Holdings, Ltd.                   329,000      116,221
    Overseas Chinese Town Asia Holdings, Ltd.              852,000      405,973
    Parkson Retail Group, Ltd.                          11,142,000    1,588,708
#   PAX Global Technology, Ltd.                          3,099,000    1,503,624
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                           36,252,000   20,655,454
    PetroChina Co., Ltd. ADR                                75,718    5,983,236
    PetroChina Co., Ltd. Class H                       147,646,000  116,523,197
*   Phoenix New Media, Ltd. ADR                             10,300       68,083
    Poly Culture Group Corp., Ltd. Class H                 258,300      510,464
*   Poly Property Group Co., Ltd.                       19,810,488   10,947,819
    Postal Savings Bank of China Co., Ltd. Class H       3,181,000    2,123,538
#   Pou Sheng International Holdings, Ltd.               2,783,000      695,976
#   Powerlong Real Estate Holdings, Ltd.                12,812,000    6,945,091
#*  Prosperity International Holdings HK, Ltd.          17,080,000      190,166
#*  PW Medtech Group, Ltd.                               1,003,000      202,225
    Qingdao Port International Co., Ltd. Class H           276,000      203,424
    Qingling Motors Co., Ltd. Class H                    8,936,000    3,007,471
    Qunxing Paper Holdings Co., Ltd.                     5,020,071      242,576
*   Real Gold Mining, Ltd.                               3,137,500      105,484
*   Real Nutriceutical Group, Ltd.                       1,416,000       51,526
    Red Star Macalline Group Corp., Ltd. Class H         1,020,200    1,346,727
#*  Renhe Commercial Holdings Co., Ltd.                 43,919,000    1,144,073
#*  REXLot Holdings, Ltd.                               84,066,621      600,464
#*  Ronshine China Holdings, Ltd.                        1,161,000    1,710,202
*   Sany Heavy Equipment International Holdings Co.,
      Ltd.                                               4,972,000    1,506,714
*   Scud Group, Ltd.                                     3,368,000       83,956
#   Seaspan Corp.                                          451,429    3,214,174
#* Semiconductor Manufacturing International Corp. 19,321,198 27,805,875 #* Semiconductor Manufacturing International Corp.
      ADR                                                1,124,062    8,149,449
#   Shandong Chenming Paper Holdings, Ltd. Class H         998,818    1,771,142

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                   2,240,000 $   154,196
    Shanghai Industrial Holdings, Ltd.                    5,229,918  15,278,904
# Shanghai Industrial Urban Development Group, Ltd. 11,214,000 3,011,202 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                        8,446,000   3,576,618
    Shanghai Prime Machinery Co., Ltd. Class H            8,174,000   1,794,111
    Shengjing Bank Co., Ltd. Class H                        306,000     249,883
    Shenguan Holdings Group, Ltd.                         3,610,000     172,611
    Shenzhen International Holdings, Ltd.                 5,204,039  10,521,333
    Shenzhen Investment, Ltd.                            33,550,650  14,956,788
    Shimao Property Holdings, Ltd.                       12,127,035  35,985,516
*   Shougang Concord International Enterprises Co., Ltd. 52,910,416   1,524,149
    Shougang Fushan Resources Group, Ltd.                20,484,594   4,966,745
    Shui On Land, Ltd.                                   35,417,803  12,285,208
#*  Shunfeng International Clean Energy, Ltd.            12,878,000     632,096
*   Silver Grant International Industries, Ltd.           9,010,804   1,728,051
    SIM Technology Group, Ltd.                            8,253,000     427,070
    Sino Harbour Holdings Group, Ltd.                       582,000      42,200
    Sino-Ocean Group Holding, Ltd.                       27,700,102  22,868,652
#*  Sinofert Holdings, Ltd.                               7,620,000   1,184,780
#*  Sinolink Worldwide Holdings, Ltd.                    10,762,508   1,469,581
#*  SinoMedia Holding, Ltd.                                 110,000      25,523
    Sinopec Engineering Group Co., Ltd. Class H           4,272,500   4,601,301
    Sinopec Kantons Holdings, Ltd.                        6,564,000   4,182,520
#   Sinotrans Shipping, Ltd.                             10,048,416   3,151,303
    Sinotrans, Ltd. Class H                              11,619,000   7,047,354
#   Sinotruk Hong Kong, Ltd.                              7,213,835   9,488,733
    Skyworth Digital Holdings, Ltd.                      15,847,083   7,764,357
    SOHO China, Ltd.                                     20,306,388  12,043,182
    Springland International Holdings, Ltd.               2,153,000     487,744
#*  SPT Energy Group, Inc.                                2,484,000     297,862
*   SRE Group, Ltd.                                      21,316,285     583,765
#*  Starrise Media Holdings, Ltd.                           286,000      25,253
#*  Taung Gold International, Ltd.                        7,700,000      54,972
#   TCL Multimedia Technology Holdings, Ltd.              1,046,667     495,541
#*  Technovator International, Ltd.                       2,166,000     596,440
#   Tenwow International Holdings, Ltd.                   2,733,000     576,703
    Texhong Textile Group, Ltd.                             486,500     684,180
*   Tian An China Investment Co., Ltd.                    5,275,000   3,668,120
    Tianjin Port Development Holdings, Ltd.              20,969,657   3,240,803
    Tianneng Power International, Ltd.                      100,000      98,788
    Tianyi Summi Holdings, Ltd.                           4,508,000     541,699
#   Tomson Group, Ltd.                                    2,294,825   1,134,076
    Tonly Electronics Holdings, Ltd.                            330         396
    Top Spring International Holdings, Ltd.                 108,000      51,827
    TPV Technology, Ltd.                                  9,036,496   1,279,696
    Trigiant Group, Ltd.                                  2,326,000     314,004
*   Trony Solar Holdings Co., Ltd.                        8,775,000     132,366
#   United Energy Group, Ltd.                             2,630,000     205,254
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                    369,000     344,281
#*  V1 Group, Ltd.                                        6,864,000     197,188
#   Wasion Group Holdings, Ltd.                           4,260,000   2,383,278
    Weichai Power Co., Ltd. Class H                       4,547,000   5,672,014
    Weiqiao Textile Co. Class H                           4,639,500   2,768,257

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    Welling Holding, Ltd.                              1,456,000 $      378,415
*   West China Cement, Ltd.                           25,138,000      4,317,792
#   Wisdom Sports Group                                  440,000         56,134
*   Wuzhou International Holdings, Ltd.                  496,000         55,022
    Xiamen International Port Co., Ltd. Class H       10,272,000      2,034,510
*   Xinchen China Power Holdings, Ltd.                 4,836,000        673,194
    Xingda International Holdings, Ltd.               10,085,842      4,009,042
*   Xingfa Aluminium Holdings, Ltd.                      435,000        291,191
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                          1,050,000        853,669
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H  2,692,000        408,302
    Xinyuan Real Estate Co., Ltd. ADR                     26,166        191,797
#   XTEP International Holdings, Ltd.                  2,087,000        944,785
*   Yanchang Petroleum International, Ltd.            21,400,000        300,716
#   Yanzhou Coal Mining Co., Ltd. Class H              8,546,000     14,863,632
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR            2,111         36,605
    Yip's Chemical Holdings, Ltd.                        842,000        311,346
#*  Youyuan International Holdings, Ltd.               3,376,251      1,302,885
*   Yuanda China Holdings, Ltd.                        1,702,000         30,477
*   YuanShengTai Dairy Farm, Ltd.                        658,000         25,173
    Yuexiu Property Co., Ltd.                         59,840,786     12,830,345
    Yuzhou Properties Co., Ltd.                       16,330,960     12,042,354
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                            424,600        238,554
#*  Zhong An Real Estate, Ltd.                        23,231,600      2,281,773
    Zhuhai Holdings Investment Group, Ltd.             1,312,000        194,180
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                9,018,200      3,935,197
                                                                 --------------
TOTAL CHINA                                                       3,877,872,821
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                 1,360,600      8,572,083
    Constructora Conconcreto SA                           86,988         30,651
#   Ecopetrol SA Sponsored ADR                           356,670      6,730,363
    Grupo Argos SA                                     1,127,223      8,198,000
    Grupo de Inversiones Suramericana SA               1,457,735     20,607,622
    Grupo Nutresa SA                                     193,270      1,841,448
    Mineros SA                                            65,037         56,145
                                                                 --------------
TOTAL COLOMBIA                                                       46,036,312
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                           1,531,476     39,225,378
#   Unipetrol A.S.                                     1,361,064     24,484,338
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 63,709,716
                                                                 --------------
GREECE -- (0.0%)
*   Alpha Bank AE                                        121,090        294,625
    Bank of Greece                                        26,513        578,056
*   Ellaktor SA                                        1,053,403      2,454,005
*   GEK Terna Holding Real Estate Construction SA        248,795      1,668,114
*   Intracom Holdings SA                               1,511,057      1,750,355

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
GREECE -- (Continued)
*   Piraeus Bank SA                                           1,682 $     7,568
                                                                    -----------
TOTAL GREECE                                                          6,752,723
                                                                    -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                        2,457,408  30,015,433
    OTP Bank P.L.C.                                       1,071,675  49,655,129
                                                                    -----------
TOTAL HUNGARY                                                        79,670,562
                                                                    -----------
INDIA -- (11.8%)
*   5Paisa Capital, Ltd.                                    111,720     511,142
*   Aban Offshore, Ltd.                                     315,580   1,044,807
    ACC, Ltd.                                               276,108   7,441,314
    Adani Enterprises, Ltd.                               3,374,526  11,240,000
*   Adani Transmissions, Ltd.                             1,971,125   6,440,857
*   Aditya Birla Capital, Ltd.                            1,689,688   4,524,790
*   Aditya Birla Fashion and Retail, Ltd.                 3,214,079   8,269,192
    Alembic, Ltd.                                           619,476     633,086
*   Allahabad Bank                                        1,291,820   1,351,276
    Allcargo Logistics, Ltd.                                423,859   1,282,769
    Ambuja Cements, Ltd.                                  2,315,019   9,552,767
*   Amtek Auto, Ltd.                                      1,276,544     518,554
    Anant Raj, Ltd.                                         841,579     874,647
*   Andhra Bank                                           2,343,184   1,929,757
    Andhra Sugars, Ltd. (The)                                 8,373      82,049
    Apar Industries, Ltd.                                   149,740   1,727,477
    Apollo Tyres, Ltd.                                    3,884,806  15,538,151
*   Arvind SmartSpaces, Ltd.                                     --           1
    Arvind, Ltd.                                          2,074,030  13,405,777
    Ashoka Buildcon, Ltd.                                   203,921     730,410
    Astra Microwave Products, Ltd.                          107,891     193,840
    Atul, Ltd.                                                1,109      47,415
    Axis Bank, Ltd.                                       9,601,290  89,482,024
    Bajaj Finserv, Ltd.                                     123,853   9,310,064
*   Bajaj Hindusthan Sugar, Ltd.                            607,548     135,247
    Bajaj Holdings & Investment, Ltd.                       402,184  17,737,452
    Balkrishna Industries, Ltd.                              88,982   1,592,770
    Balmer Lawrie & Co., Ltd.                               767,439   2,884,628
    Balrampur Chini Mills, Ltd.                           2,131,677   4,083,428
    Banco Products India, Ltd.                               29,636     107,702
    Bank of Baroda                                        4,157,896  10,202,606
*   Bank of India                                           737,171   1,812,245
*   Bank Of Maharashtra                                     969,657     302,741
    BEML, Ltd.                                               52,357   1,190,932
*   BGR Energy Systems, Ltd.                                169,812     353,269
    Bharat Electronics, Ltd.                                328,702     871,585
    Bharat Heavy Electricals, Ltd.                        7,686,893  12,042,477
    Bharti Airtel, Ltd.                                  11,586,174  80,026,225
    Biocon, Ltd.                                            998,256   9,634,964
    Birla Corp., Ltd.                                       172,475   3,111,558
    Bombay Dyeing & Manufacturing Co., Ltd.               1,107,656   3,986,404
*   Bombay Rayon Fashions, Ltd.                              18,941      21,122
    Brigade Enterprises, Ltd.                               171,015     763,850

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Canara Bank                                           1,065,655 $ 5,687,251
    Ceat, Ltd.                                              263,902   7,534,993
*   CG Power and Industrial Solutions, Ltd.               2,071,321   2,948,808
    Chambal Fertilizers and Chemicals, Ltd.               2,470,561   6,265,184
    Chennai Super Kings Cricket, Ltd.                     5,080,767      33,702
    City Union Bank, Ltd.                                 1,406,373   3,528,401
*   Coffee Day Enterprises, Ltd.                             34,730     173,355
    Container Corp. Of India, Ltd.                           98,594   2,153,593
    Coromandel International, Ltd.                           67,375     592,691
*   Corp. Bank                                            1,646,469   1,001,157
    Cox & Kings, Ltd.                                     1,236,012   4,832,724
    Crompton Greaves Consumer Electricals, Ltd.             876,659   3,419,400
    Cyient, Ltd.                                            115,076   1,150,831
    Dalmia Bharat Sugar & Industries, Ltd.                   14,037      23,701
    Dalmia Bharat, Ltd.                                     113,205   5,235,537
*   DB Realty, Ltd.                                         873,103     824,646
    DCB Bank, Ltd.                                        2,363,711   6,443,951
    DCM Shriram, Ltd.                                       435,661   3,921,200
    Deepak Fertilisers & Petrochemicals Corp., Ltd.         509,809   3,181,561
    Deepak Nitrite, Ltd.                                      1,173       5,119
    Delta Corp., Ltd.                                       180,051     973,861
*   DEN Networks, Ltd.                                      391,626     680,494
*   Dena Bank                                               507,403     200,094
    Dewan Housing Finance Corp., Ltd.                     1,806,956  16,499,398
    Dhampur Sugar Mills, Ltd.                                49,279     147,495
*   Dishman Carbogen Amcis, Ltd.                          1,414,095   8,286,245
    DLF, Ltd.                                             2,767,774  10,861,252
*   Dredging Corp. Of India, Ltd.                            28,211     337,448
    Edelweiss Financial Services, Ltd.                    1,938,141   8,487,727
    EID Parry India, Ltd.                                   988,763   5,153,772
    EIH, Ltd.                                               998,933   3,001,714
    Electrosteel Castings, Ltd.                             894,946     477,000
    Engineers India, Ltd.                                   670,513   1,872,054
*   Eros International Media, Ltd.                          382,259   1,206,949
    Essel Propack, Ltd.                                     619,612   2,761,550
*   Eveready Industries India, Ltd.                          17,580     114,601
    Exide Industries, Ltd.                                  789,280   2,736,675
    FDC, Ltd.                                                37,976     137,655
    Federal Bank, Ltd.                                   12,197,858  19,281,130
    FIEM Industries, Ltd.                                     2,436      35,603
    Finolex Cables, Ltd.                                    529,502   6,172,885
    Finolex Industries, Ltd.                                108,581   1,100,431
*   Firstsource Solutions, Ltd.                           2,945,911   1,890,713
*   Fortis Healthcare, Ltd.                                 823,646   1,766,080
    Future Enterprises, Ltd.                              1,321,206     886,892
*   Future Retail, Ltd.                                   1,330,582  11,653,436
    GAIL India, Ltd.                                      4,690,248  35,285,744
    Gateway Distriparks, Ltd.                               162,889     589,167
    Gati, Ltd.                                              569,345   1,164,857
    Genus Power Infrastructures, Ltd.                        88,739     110,339
    GHCL, Ltd.                                              223,698   1,088,068
    GIC Housing Finance, Ltd.                                98,306     650,962
    Glenmark Pharmaceuticals, Ltd.                           25,839     245,932

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    GOCL Corp., Ltd.                                        14,890 $    139,525
*   Godawari Power and Ispat, Ltd.                           6,784       56,413
    Granules India, Ltd.                                   100,424      208,096
    Graphite India, Ltd.                                    88,921    1,059,024
    Grasim Industries, Ltd.                              1,238,235   22,560,265
    Great Eastern Shipping Co., Ltd. (The)                 938,660    5,882,820
    Gujarat Alkalies & Chemicals, Ltd.                     390,143    4,592,918
    Gujarat Ambuja Exports, Ltd.                            20,459       78,067
    Gujarat Fluorochemicals, Ltd.                          387,110    5,097,581
    Gujarat Mineral Development Corp., Ltd.              1,272,671    2,943,856
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.                                                 753,739    5,709,459
    Gujarat Pipavav Port, Ltd.                              41,935       94,812
    Gujarat State Fertilizers & Chemicals, Ltd.          2,186,080    4,959,319
    Gujarat State Petronet, Ltd.                         2,384,500    7,593,866
*   Hathway Cable & Datacom, Ltd.                           64,819       40,767
    HBL Power Systems, Ltd.                                123,151      118,947
    HCL Technologies, Ltd.                                  53,109      821,393
*   HEG, Ltd.                                              120,919    5,148,372
    HeidelbergCement India, Ltd.                           347,298      854,468
    Hikal, Ltd.                                            104,619      359,973
    HIL, Ltd.                                                1,131       30,952
*   Himachal Futuristic Communications, Ltd.             7,434,134    3,398,688
    Himatsingka Seide, Ltd.                                394,319    2,163,603
    Hindalco Industries, Ltd.                           12,259,751   49,235,465
    Hinduja Global Solutions, Ltd.                          65,373      947,270
    Hindustan Media Ventures, Ltd.                          11,103       43,948
*   Housing Development & Infrastructure, Ltd.           2,719,300    2,451,270
    HSIL, Ltd.                                             395,402    2,694,564
    HT Media, Ltd.                                         559,543      865,429
    ICICI Bank, Ltd. Sponsored ADR                      13,105,651  143,900,046
*   IDBI Bank, Ltd.                                      1,878,469    1,780,610
*   Idea Cellular, Ltd.                                 14,058,843   20,421,169
    IDFC Bank, Ltd.                                      6,221,184    5,536,354
    IDFC, Ltd.                                           6,548,312    5,769,130
*   IFCI, Ltd.                                           8,839,280    3,940,761
    IIFL Holdings, Ltd.                                  2,793,003   32,027,045
*   IL&FS Transportation Networks, Ltd.                    429,254      521,775
    India Cements, Ltd. (The)                            2,685,958    7,048,269
    India Glycols, Ltd.                                     16,731      137,017
    Indiabulls Housing Finance, Ltd.                       753,197   16,391,772
*   Indiabulls Real Estate, Ltd.                         1,796,926    6,032,770
    Indian Bank                                            710,566    4,034,271
    Indian Hotels Co., Ltd. (The)                        4,787,508   10,388,649
    Indian Metals & Ferro Alloys, Ltd.                       5,925       61,039
    INEOS Styrolution India, Ltd.                           31,624      482,543
    Infosys, Ltd.                                          348,010    6,275,028
    Ingersoll-Rand India, Ltd.                               4,634       56,740
*   Inox Wind, Ltd.                                         15,251       30,890
    Insecticides India, Ltd.                                 3,276       42,952
*   Intellect Design Arena, Ltd.                           476,136    1,347,939
*   International Paper APPM, Ltd.                           9,109       50,101
    Ipca Laboratories, Ltd.                                 23,144      208,680
    J Kumar Infraprojects, Ltd.                             58,679      306,740

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Jagran Prakashan, Ltd.                                    4,682 $    12,716
    Jai Corp., Ltd.                                          29,123      83,102
    Jain Irrigation Systems, Ltd.                         4,321,298   9,484,441
*   Jaiprakash Associates, Ltd.                          17,658,065   5,596,074
*   Jammu & Kashmir Bank, Ltd. (The)                      3,102,819   3,632,700
*   Jaypee Infratech, Ltd.                                5,488,982   1,290,143
    JB Chemicals & Pharmaceuticals, Ltd.                    498,479   2,414,350
    JBF Industries, Ltd.                                    350,458     990,455
    Jindal Poly Films, Ltd.                                 324,821   1,782,101
    Jindal Saw, Ltd.                                      2,065,551   4,798,525
*   Jindal Stainless, Ltd.                                   18,199      31,924
*   Jindal Steel & Power, Ltd.                            4,783,550  19,912,101
*   JITF Infralogistics, Ltd.                                78,738      56,359
    JK Cement, Ltd.                                         201,544   3,565,083
    JK Lakshmi Cement, Ltd.                                 404,305   2,614,139
    JK Paper, Ltd.                                          125,517     279,277
    JK Tyre & Industries, Ltd.                              880,284   2,418,298
    JM Financial, Ltd.                                    4,065,757  10,321,260
    JMC Projects India, Ltd.                                  6,031      51,748
    JSW Energy, Ltd.                                      5,451,141   7,451,874
*   JSW Holdings, Ltd.                                        2,820      75,964
    JSW Steel, Ltd.                                      20,461,106  94,075,074
    Jubilant Life Sciences, Ltd.                            993,088  14,233,884
    Kalpataru Power Transmission, Ltd.                      703,482   4,963,173
    Kalyani Steels, Ltd.                                     28,587     155,819
    Karnataka Bank, Ltd. (The)                            2,303,013   5,330,363
    Karur Vysya Bank, Ltd. (The)                          2,207,088   3,848,354
    Kaveri Seed Co., Ltd.                                   108,771     883,297
    KCP, Ltd.                                                69,667     159,531
    KEC International, Ltd.                                 697,093   3,843,603
*   Kiri Industries, Ltd.                                     9,727      86,354
    Kirloskar Brothers, Ltd.                                 11,195      60,846
    Kirloskar Oil Engines, Ltd.                             294,687   1,754,605
    Kolte-Patil Developers, Ltd.                             89,111     512,307
    KPIT Technologies, Ltd.                               1,342,273   4,460,210
    KRBL, Ltd.                                              255,651   2,438,793
    L&T Finance Holdings, Ltd.                              384,640   1,039,684
    Lakshmi Machine Works, Ltd.                               5,546     523,813
    Lakshmi Vilas Bank, Ltd. (The)                          474,085     951,880
    Larsen & Toubro, Ltd.                                 4,214,051  94,265,926
    LEEL Electricals, Ltd.                                   14,526      62,633
    LIC Housing Finance, Ltd.                               760,973   6,389,380
    LT Foods, Ltd.                                           39,519      55,959
    Magma Fincorp, Ltd.                                     127,558     316,502
    Maharashtra Seamless, Ltd.                              110,882     875,717
    Mahindra & Mahindra Financial Services, Ltd.            952,055   6,946,710
    Mahindra & Mahindra, Ltd.                             3,822,270  45,938,329
*   Mahindra CIE Automotive, Ltd.                            29,954     103,880
    Mahindra Lifespace Developers, Ltd.                     236,010   1,847,095
    Man Infraconstruction, Ltd.                             121,541     123,539
    Manappuram Finance, Ltd.                              3,398,945   5,927,224
    Mangalam Cement, Ltd.                                     7,882      51,375
    McLeod Russel India, Ltd.                               711,556   1,906,343

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
 INDIA -- (Continued)
     Meghmani Organics, Ltd.                                117,920 $   192,681
     Mercator, Ltd.                                         228,177     140,176
     Merck, Ltd.                                             79,792   1,830,522
     MindTree, Ltd.                                          74,555     900,003
     MOIL, Ltd.                                             186,992     711,718
     Monte Carlo Fashions, Ltd.                               6,053      55,481
     Mphasis, Ltd.                                          519,146   7,343,783
 *   MPS, Ltd.                                                2,576      23,651
     MRF, Ltd.                                               13,476  14,421,550
     Munjal Showa, Ltd.                                      11,077      47,161
     Muthoot Finance, Ltd.                                  359,105   2,331,129
 *   Nagarjuna Fertilizers & Chemicals, Ltd.              1,812,637     663,531
     National Aluminium Co., Ltd.                         4,964,081   5,870,885
     Nava Bharat Ventures, Ltd.                             229,411     566,120
 *   Navkar Corp., Ltd.                                      28,646      80,536
     NCC, Ltd.                                            4,992,422   9,583,561
     Nectar Lifesciences, Ltd.                              268,595     138,830
     NIIT Technologies, Ltd.                                537,348   7,226,738
 *   NIIT, Ltd.                                             552,558     883,682
     Nilkamal, Ltd.                                          52,527   1,489,466
     NOCIL, Ltd.                                             63,951     208,721
     Oberoi Realty, Ltd.                                    701,136   5,806,911
     OCL India, Ltd.                                        105,395   2,279,274
     Omaxe, Ltd.                                            379,971   1,365,013
     OnMobile Global, Ltd.                                  309,728     267,286
     Orient Cement, Ltd.                                    594,466   1,416,225
 *   Oriental Bank of Commerce                              975,550   1,772,483
 *   Parsvnath Developers, Ltd.                             163,025      60,592
 *   Patel Engineering, Ltd.                                 60,844      71,383
     PC Jeweller, Ltd.                                    1,220,290   9,332,028
     Persistent Systems, Ltd.                               106,719   1,305,911
     Petronet LNG, Ltd.                                   4,844,788  19,341,427
     Phillips Carbon Black, Ltd.                             10,742     202,865
     Piramal Enterprises, Ltd.                              675,121  29,035,404
 *   Polaris Consulting & Services, Ltd.                     78,121     501,526
     Polyplex Corp., Ltd.                                    11,639      92,750
     Power Finance Corp., Ltd.                            6,211,801  11,413,895
     Power Mech Projects, Ltd.                                1,896      24,379
     Prabhat Dairy, Ltd.                                     18,509      62,141
     Praj Industries, Ltd.                                1,002,632   1,677,401
 *   Prakash Industries, Ltd.                               100,349     333,801
 *   Praxis Home Retail, Ltd.                                68,138     305,318
     Prestige Estates Projects, Ltd.                        301,283   1,515,128
     PTC India Financial Services, Ltd.                   2,531,201   1,388,623
     PTC India, Ltd.                                      3,168,880   5,276,706
 *   Punjab & Sind Bank                                      16,659      11,736
 *   Punjab National Bank                                 2,616,502   7,010,144
     Puravankara, Ltd.                                      460,912   1,082,573
     Radico Khaitan, Ltd.                                   681,924   3,834,709
     Rain Industries, Ltd.                                  885,256   5,286,782
     Rajesh Exports, Ltd.                                    17,376     224,287
     Ramco Cements, Ltd. (The)                               79,745     954,874
     Ramco Industries, Ltd.                                  22,017     100,969

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Ramkrishna Forgings, Ltd.                                1,752 $     22,078
    Rashtriya Chemicals & Fertilizers, Ltd.                681,295    1,053,950
    Raymond, Ltd.                                          363,799    5,975,508
    Redington India, Ltd.                                2,060,980    5,709,762
    Reliance Capital, Ltd.                                 865,319    6,608,531
*   Reliance Communications, Ltd.                       12,362,619    5,718,001
*   Reliance Home Finance, Ltd.                          1,766,396    2,215,863
    Reliance Industries, Ltd.                           33,999,334  513,377,561
    Reliance Industries, Ltd. GDR                           98,068    2,961,263
*   Reliance Naval and Engineering, Ltd.                    22,287       16,072
*   Reliance Power, Ltd.                                 8,848,791    6,334,894
    Rico Auto Industries, Ltd.                              59,993       80,966
*   Rolta India, Ltd.                                      522,028      554,244
    RSWM, Ltd.                                               2,943       16,402
*   Ruchi Soya Industries, Ltd.                            724,960      196,380
    Rural Electrification Corp., Ltd.                    9,208,929   22,519,720
    Sangam India, Ltd.                                       2,135        5,776
*   Sanghi Industries, Ltd.                                 19,673       38,581
    Sanghvi Movers, Ltd.                                    45,111      108,998
    Sarda Energy & Minerals, Ltd.                           14,307      123,117
    Sasken Technologies, Ltd.                                2,223       24,304
*   Shipping Corp. of India, Ltd.                        1,795,911    2,284,737
    Shriram City Union Finance, Ltd.                         5,127      158,563
    Shriram Transport Finance Co., Ltd.                    772,556   16,671,592
*   Sical Logistics, Ltd.                                    3,268       11,149
    Simplex Infrastructures, Ltd.                           55,412      512,596
    Sintex Industries, Ltd.                              2,517,100      916,676
*   Sintex Plastics Technology, Ltd.                     7,846,946    8,991,474
    Siyaram Silk Mills, Ltd.                                 3,315       33,881
*   Snowman Logistics, Ltd.                                 36,270       32,025
    Sobha, Ltd.                                            817,815    7,303,332
    Sonata Software, Ltd.                                  219,589    1,038,627
    South Indian Bank, Ltd. (The)                       11,772,339    5,584,630
    SREI Infrastructure Finance, Ltd.                    1,890,601    2,834,282
    SRF, Ltd.                                              216,893    6,065,086
    Srikalahasthi Pipes, Ltd.                               11,977       70,370
    State Bank of India                                 11,471,099   56,589,799
*   Steel Authority of India, Ltd.                       2,740,577    3,829,503
    Sterlite Technologies, Ltd.                            963,398    5,434,970
    Strides Shasun, Ltd.                                    10,111      120,959
    Sunteck Realty, Ltd.                                   117,718      783,006
    Surya Roshni, Ltd.                                      24,153      151,630
    Sutlej Textiles and Industries, Ltd.                     7,506       11,645
    Suven Life Sciences, Ltd.                               19,227       64,787
*   Syndicate Bank                                       2,092,900    2,387,265
    TAKE Solutions, Ltd.                                   302,862      804,326
    Tamil Nadu Newsprint & Papers, Ltd.                    285,692    1,871,770
    Tata Chemicals, Ltd.                                 1,763,982   20,003,514
    Tata Global Beverages, Ltd.                          5,236,799   23,915,070
*   Tata Motors, Ltd.                                   14,885,959   93,191,843
*   Tata Motors, Ltd. Sponsored ADR                        103,766    3,212,595
    Tata Steel, Ltd.                                     5,027,237   55,783,500
    Tech Mahindra, Ltd.                                  1,558,572   14,980,126

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
*   Techno Electric & Engineering Co., Ltd.               38,043 $      223,566
    Texmaco Rail & Engineering, Ltd.                      75,440        122,042
    TI Financial Holdings, Ltd.                          584,777      6,344,241
    Tide Water Oil Co India, Ltd.                            144         15,443
    Time Technoplast, Ltd.                             1,093,465      3,111,012
    Titagarh Wagons, Ltd.                                156,658        383,236
    Tourism Finance Corp. of India, Ltd.                   8,737         21,232
    Transport Corp. of India, Ltd.                        53,738        236,192
    Trident, Ltd.                                        138,685        171,201
    Triveni Engineering & Industries, Ltd.                47,998         48,259
    Tube Investments of India, Ltd.                      592,499      2,484,902
    TV Today Network, Ltd.                                29,230        206,820
*   TV18 Broadcast, Ltd.                               6,567,720      6,367,777
*   UCO Bank                                           3,004,928      1,485,349
    Uflex, Ltd.                                          474,347      3,142,028
    UFO Moviez India, Ltd.                                14,533        104,248
    Unichem Laboratories, Ltd.                           393,258      2,213,624
*   Union Bank of India                                2,045,981      4,371,714
*   Unitech, Ltd.                                     12,073,793      1,599,160
    UPL, Ltd.                                          1,921,332     22,666,281
    VA Tech Wabag, Ltd.                                   35,046        338,312
    Vardhman Textiles, Ltd.                              251,373      5,139,330
    Vedanta, Ltd.                                     19,014,264    101,560,146
    Vedanta, Ltd. ADR                                  1,149,890     24,630,652
    Vijaya Bank                                        2,481,438      2,490,835
    Vindhya Telelinks, Ltd.                                6,236        108,335
    Visaka Industries, Ltd.                                5,969         69,664
    Welspun Corp., Ltd.                                1,552,433      3,845,545
    Welspun Enterprises, Ltd.                            861,475      2,335,513
    Welspun India, Ltd.                                  941,794      1,020,866
    West Coast Paper Mills, Ltd.                          19,816         82,127
    Wipro, Ltd.                                        5,628,939     26,949,202
*   Wockhardt, Ltd.                                      276,374      3,475,834
    Zensar Technologies, Ltd.                            165,883      2,474,485
    Zuari Agro Chemicals, Ltd.                            23,149        176,710
                                                                 --------------
TOTAL INDIA                                                       2,627,135,306
                                                                 --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                              250,324,200     45,794,579
    Adhi Karya Persero Tbk PT                         21,380,500      3,554,477
    Agung Podomoro Land Tbk PT                       102,582,800      1,810,482
    Alam Sutera Realty Tbk PT                        170,288,600      5,001,697
*   Aneka Tambang Persero Tbk PT                     112,674,577      7,693,048
    Asahimas Flat Glass Tbk PT                         4,905,700      1,992,491
    Astra Agro Lestari Tbk PT                          2,655,867      2,577,864
    Astra Graphia Tbk PT                                 436,900         41,961
*   Bakrie and Brothers Tbk PT                       400,196,350      1,494,553
*   Bakrie Telecom Tbk PT                            224,653,800        838,980
    Bank Bukopin Tbk                                  64,558,033      3,084,869
    Bank Danamon Indonesia Tbk PT                     35,689,154     19,045,899
    Bank Mandiri Persero Tbk PT                      150,566,062     91,532,569
    Bank Negara Indonesia Persero Tbk PT              98,442,341     69,124,454

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Bank Pan Indonesia Tbk PT                           123,983,001 $13,603,437
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 34,455,400   5,943,410
    Bank Pembangunan Daerah Jawa Timur Tbk PT            18,842,300   1,097,094
    Bank Rakyat Indonesia Persero Tbk PT                  1,869,000     516,870
    Bank Tabungan Negara Persero Tbk PT                  63,592,227  17,377,829
*   Barito Pacific Tbk PT                                46,009,400   9,075,001
    Bekasi Fajar Industrial Estate Tbk PT                44,305,000     994,011
*   Benakat Integra Tbk PT                              142,047,100     944,274
    BISI International Tbk PT                            13,394,400   1,754,190
    Blue Bird Tbk PT                                         58,800      15,028
    Bukit Asam Persero Tbk PT                             1,588,800     403,412
    Bumi Serpong Damai Tbk PT                            69,825,500   9,490,000
    Ciputra Development Tbk PT                          170,159,578  17,278,781
*   Clipan Finance Indonesia Tbk PT                       2,995,500      71,430
*   Eagle High Plantations Tbk PT                       106,302,800   1,794,948
    Elnusa Tbk PT                                        51,940,700   1,650,567
    Erajaya Swasembada Tbk PT                            15,927,700     997,668
*   Eureka Prima Jakarta Tbk PT                           1,297,300       7,650
*   Ever Shine Textile Tbk PT                            19,200,815     128,810
    Gajah Tunggal Tbk PT                                 23,886,600   1,518,134
*   Garuda Indonesia Persero Tbk PT                      45,666,781   1,071,028
    Global Mediacom Tbk PT                              101,716,800   5,700,012
*   Hanson International Tbk PT                          48,742,700     403,720
*   Harum Energy Tbk PT                                  13,220,500   3,261,566
    Hexindo Adiperkasa Tbk PT                               721,744     183,904
*   Holcim Indonesia Tbk PT                              26,217,400   1,762,404
    Indah Kiat Pulp & Paper Corp. Tbk PT                 39,305,500  27,521,345
*   Indika Energy Tbk PT                                  5,814,600   1,939,350
    Indo Tambangraya Megah Tbk PT                         4,115,000   9,304,461
    Indofood Sukses Makmur Tbk PT                        63,814,800  36,923,890
    Intiland Development Tbk PT                         100,256,900   2,682,294
    Japfa Comfeed Indonesia Tbk PT                       45,317,950   4,943,662
    Jaya Real Property Tbk PT                           119,339,400   7,891,267
    Kawasan Industri Jababeka Tbk PT                    303,335,656   6,748,208
    KMI Wire & Cable Tbk PT                               5,145,400     194,136
*   Krakatau Steel Persero Tbk PT                         6,016,800     231,240
*   Lippo Cikarang Tbk PT                                 3,526,900     917,206
    Lippo Karawaci Tbk PT                               282,680,149  11,615,064
    Malindo Feedmill Tbk PT                                 331,200      17,571
*   Matahari Putra Prima Tbk PT                           4,231,700     152,870
*   Medco Energi Internasional Tbk PT                   129,208,667  11,963,411
    Media Nusantara Citra Tbk PT                          7,940,300     903,319
    Metrodata Electronics Tbk PT                          1,590,750      81,386
    Mitra Pinasthika Mustika Tbk PT                       1,984,700     121,644
*   MNC Investama Tbk PT                                332,569,700   3,006,873
    Modernland Realty Tbk PT                             89,667,000   2,144,872
    Multipolar Tbk PT                                    68,776,700     878,599
*   Nirvana Development Tbk PT                            1,000,000       6,678
*   Nusantara Infrastructure Tbk PT                     173,507,900   2,922,679
    Pabrik Kertas Tjiwi Kimia Tbk PT                      1,216,700     428,573
    Pan Brothers Tbk PT                                  38,900,650   1,428,642
*   Panin Financial Tbk PT                              203,836,500   4,563,253
*   Paninvest Tbk PT                                     30,537,900   3,261,626

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT                                            53,583,684 $  5,242,648
    PP Persero Tbk PT                                   21,088,600    4,927,454
    Ramayana Lestari Sentosa Tbk PT                     44,156,000    3,856,775
    Salim Ivomas Pratama Tbk PT                         53,498,100    2,077,474
    Sampoerna Agro PT                                   11,967,241    2,272,920
    Selamat Sempurna Tbk PT                             35,301,600    3,504,279
    Semen Baturaja Persero Tbk PT                        9,400,700    2,598,447
    Semen Indonesia Persero Tbk PT                      17,308,200   14,381,752
*   Sentul City Tbk PT                                 151,585,200    1,662,713
    Sinar Mas Agro Resources & Technology Tbk PT         7,767,100    2,113,974
    Sri Rejeki Isman Tbk PT                            126,718,200    3,618,869
    Summarecon Agung Tbk PT                              4,835,700      404,853
    Surya Semesta Internusa Tbk PT                      49,537,600    2,164,881
*   Tiga Pilar Sejahtera Food Tbk                       34,923,222    1,419,816
    Timah Tbk PT                                        48,476,760    3,792,945
    Tiphone Mobile Indonesia Tbk PT                      7,827,700      541,126
    Trias Sentosa Tbk PT                                   336,500       10,188
*   Truba Alam Manunggal Engineering PT                129,244,500      386,136
    Tunas Baru Lampung Tbk PT                           23,490,100    2,166,190
    Tunas Ridean Tbk PT                                 35,397,000    3,145,303
    Ultrajaya Milk Industry & Trading Co. Tbk PT        27,762,700    2,632,629
    Unggul Indah Cahaya Tbk PT                             319,635       83,462
    United Tractors Tbk PT                              17,043,600   49,421,914
*   Vale Indonesia Tbk PT                               26,768,700    7,465,885
*   Visi Media Asia Tbk PT                               2,959,500       67,680
    Waskita Beton Precast Tbk PT                         5,154,100      182,261
    Wijaya Karya Beton Tbk PT                            6,573,500      294,560
    Wijaya Karya Persero Tbk PT                         18,970,900    2,944,033
*   XL Axiata Tbk PT                                    15,879,200    3,544,429
                                                                   ------------
TOTAL INDONESIA                                                     620,352,816
                                                                   ------------
MALAYSIA -- (2.8%)
    Aeon Co. M Bhd                                          96,800       40,570
    Affin Holdings Bhd                                  10,731,350    6,965,638
    AirAsia Bhd                                         17,947,500   19,056,914
    Alliance Bank Malaysia Bhd                          15,784,300   17,521,883
    Allianz Malaysia Bhd                                    28,800       96,851
    AMMB Holdings Bhd                                   21,542,862   26,632,383
#   Ann Joo Resources Bhd                                1,566,300    1,401,277
    APM Automotive Holdings Bhd                            721,300      694,104
    Batu Kawan Bhd                                       2,058,550   10,450,294
    Benalec Holdings Bhd                                 6,291,500      636,120
#*  Berjaya Assets BHD                                     809,200       84,983
#*  Berjaya Corp. Bhd                                   36,701,078    3,200,995
*   Berjaya Land Bhd                                    13,220,000    1,136,043
    BIMB Holdings Bhd                                      904,007      961,654
    Boustead Holdings Bhd                               12,820,191    9,434,286
    Boustead Plantations Bhd                             1,811,500      784,754
*   Bumi Armada Bhd                                     25,619,100    5,529,460
    Can-One Bhd                                            401,400      298,467
#   CB Industrial Product Holding Bhd                    1,722,100      785,354
    Century Logistics Holdings Bhd Class B                  71,300       17,819

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 MALAYSIA -- (Continued)
     Chin Teck Plantations Bhd                              309,100 $   615,754
     CIMB Group Holdings Bhd                             34,094,037  63,338,328
     Coastal Contracts Bhd                                3,357,500   1,126,128
     CSC Steel Holdings Bhd                               2,078,256     821,977
     Cypark Resources Bhd                                    94,800      64,110
 *   Daya Materials Bhd                                   7,220,400     157,607
 #*  Dayang Enterprise Holdings Bhd                       2,480,000     513,045
 #   DRB-Hicom Bhd                                       10,460,600   6,965,008
     Eastern & Oriental Bhd                              10,671,480   3,910,855
 #*  Eco World Development Group Bhd                      3,390,800   1,218,301
     Ekovest Bhd                                          2,535,300     645,753
     Engtex Group Bhd                                       423,500     118,183
 #   Evergreen Fibreboard Bhd                             6,709,889     988,200
     FAR East Holdings Bhd                                  403,800     912,403
 #   Felda Global Ventures Holdings Bhd                  15,609,800   8,039,703
 #   Gadang Holdings Bhd                                  1,866,700     554,922
 #   Genting Bhd                                         22,596,000  55,771,618
 #   Genting Malaysia Bhd                                20,202,400  28,539,991
     Glomac Bhd                                           6,667,650     906,043
     Goldis Bhd                                           3,223,995   2,591,628
     GuocoLand Malaysia Bhd                               2,797,700     774,943
     HAP Seng Consolidated Bhd                            4,621,182  11,519,227
     Hap Seng Plantations Holdings Bhd                    3,368,400   2,204,618
     HeveaBoard Bhd                                         263,200      67,417
     Hiap Teck Venture Bhd                                6,699,900     858,916
     Hong Leong Financial Group Bhd                       2,837,334  13,497,556
     Hong Leong Industries Bhd                              599,400   1,491,671
     Hua Yang Bhd                                         2,298,310     356,023
     I-Bhd                                                   84,900      11,543
     IJM Corp. Bhd                                       38,688,118  30,646,349
 #   Insas Bhd                                            7,425,300   1,844,054
     IOI Properties Group Bhd                             5,276,025   2,692,872
 *   Iris Corp. Bhd                                      21,281,900   1,175,641
 #*  Iskandar Waterfront City Bhd                         1,175,800     412,408
 #*  JAKS Resources Bhd                                   3,484,900   1,554,474
 #   Jaya Tiasa Holdings Bhd                              5,364,333   1,468,161
     JCY International Bhd                                8,758,900     964,314
     Keck Seng Malaysia Bhd                               2,504,000   2,991,904
     Kenanga Investment Bank Bhd                          2,020,487     315,616
     Kian JOO CAN Factory Bhd                             4,543,780   3,438,123
 #   Kimlun Corp. Bhd                                       872,895     510,516
 #*  KNM Group Bhd                                       24,453,390   1,560,738
     Kretam Holdings Bhd                                  3,429,400     606,335
 #*  KSL Holdings Bhd                                     8,701,951   2,295,824
     Kumpulan Fima Bhd                                    2,063,300     830,333
     Kumpulan Perangsang Selangor Bhd                     2,397,900     799,389
 *   Kwantas Corp. Bhd                                      283,200     102,198
     Land & General Bhd                                  34,051,620   1,826,404
 *   Landmarks Bhd                                        2,119,208     471,992
 #   LBS Bina Group Bhd                                   3,804,900   2,309,059
 #*  Lion Industries Corp. Bhd                            1,965,400     655,985
     Magnum Bhd                                           5,748,900   2,727,773
 #   Mah Sing Group Bhd                                  13,759,262   5,061,471

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 MALAYSIA -- (Continued)
     Malayan Banking Bhd                                  5,260,479 $13,625,798
     Malayan Flour Mills Bhd                              3,200,950   1,795,898
 *   Malayan United Industries Bhd                          403,500      22,715
     Malaysia Airports Holdings Bhd                       1,188,654   2,757,958
     Malaysia Building Society Bhd                       10,223,436   3,063,249
 #*  Malaysia Marine and Heavy Engineering Holdings Bhd   2,625,000     533,959
 #*  Malaysian Bulk Carriers Bhd                          4,604,925     943,836
     Malaysian Pacific Industries Bhd                       237,975     640,011
 #   Malaysian Resources Corp. Bhd                       29,613,600   9,082,818
 #   Malton Bhd                                           4,241,700   1,015,832
     Matrix Concepts Holdings Bhd                            71,900      40,205
     MBM Resources Bhd                                    2,625,103   1,582,433
 #   Media Prima Bhd                                      6,626,700   1,154,657
     Mega First Corp. Bhd                                 1,645,200   1,583,293
     MISC Bhd                                            14,588,904  28,183,528
 #   Mitrajaya Holdings Bhd                                 382,100      95,894
 *   MK Land Holdings Bhd                                 4,288,600     256,045
     MKH Bhd                                              4,214,878   1,826,647
     MMC Corp. Bhd                                       13,272,880   6,793,964
 *   MNRB Holdings Bhd                                    2,353,450   1,586,250
 *   MPHB Capital Bhd                                        53,100      20,534
 *   Mudajaya Group Bhd                                   4,184,700     992,164
     Muhibbah Engineering M Bhd                           4,199,800   3,410,882
 *   Mulpha International Bhd                             2,102,460   1,369,510
 *   Naim Holdings Bhd                                    1,948,200     514,688
 #   Oriental Holdings Bhd                                3,509,779   5,857,328
 #   OSK Holdings Bhd                                    11,615,106   3,099,391
     Pacific & Orient Bhd                                   334,330     109,753
     Panasonic Manufacturing Malaysia BHD                   289,980   2,579,916
     Pantech Group Holdings Bhd                           4,446,309     746,219
     Paramount Corp. Bhd                                  1,734,425     843,919
 #*  Parkson Holdings Bhd                                 6,452,528     875,117
 *   Perdana Petroleum Bhd                                  753,577      75,401
     PPB Group Bhd                                        5,972,266  26,687,639
     Protasco Bhd                                         3,674,650   1,027,755
     RHB Bank Bhd                                        11,005,000  15,353,050
 #*  Rimbunan Sawit Bhd                                   6,810,000     627,406
 *   Salcon Bhd                                             695,083      82,711
 #   Sapura Energy Bhd                                   33,855,300   6,516,617
 #   Sarawak Oil Palms Bhd                                  665,267     639,459
 *   Scomi Group Bhd                                      9,740,350     617,567
     Selangor Dredging Bhd                                1,352,800     304,493
     Selangor Properties Bhd                                 75,300      93,642
     Shangri-La Hotels Malaysia Bhd                         603,800     765,497
     SHL Consolidated Bhd                                   331,800     224,630
 #   SP Setia Bhd Group                                   6,356,551   5,069,940
     Star Media Group Bhd                                 1,607,100     572,438
 *   Sumatec Resources Bhd                                2,855,100      57,349
 #   Sunway Bhd                                          19,090,371   8,640,749
 #   Supermax Corp. Bhd                                   6,327,000   3,548,733
     Suria Capital Holdings Bhd                             824,400     384,114
     Symphony Life Bhd                                      735,324     145,454
 #   Ta Ann Holdings Bhd                                  2,344,326   1,997,584

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    TA Enterprise Bhd                                   19,764,100 $  3,213,297
    TA Global Bhd                                       15,391,880    1,421,242
    TAN Chong Motor Holdings Bhd                         4,108,800    1,802,886
    TDM Bhd                                             13,722,720    1,640,016
    TH Plantations Bhd                                     900,500      242,892
    Thong Guan Industries Bhd                              114,200      113,630
    Time dotCom Bhd                                      3,428,080    7,702,867
#   Tiong NAM Logistics Holdings                         1,581,462      489,994
    Tropicana Corp. Bhd                                  8,398,246    1,970,187
    TSH Resources Bhd                                       95,400       40,299
    UEM Edgenta Bhd                                      1,330,200      852,186
*   UEM Sunrise Bhd                                     20,397,045    5,895,841
*   UMW Holdings Bhd                                       960,700    1,675,117
#*  UMW Oil & Gas Corp. Bhd                             16,557,528    1,373,258
    Unisem M Bhd                                         4,681,400    3,620,336
    United Malacca Bhd                                     960,500    1,584,289
    United Plantations Bhd                                  61,200      446,859
    UOA Development Bhd                                  7,856,700    5,068,217
*   Vivocom International Holdings Bhd                   2,235,400       68,275
#*  Wah Seong Corp. Bhd                                  3,782,783    1,416,277
#*  WCT Holdings Bhd                                    12,537,062    5,015,642
    WTK Holdings Bhd                                     5,370,850      956,064
#*  YNH Property Bhd                                     6,875,925    2,463,868
    YTL Corp. Bhd                                       83,818,243   32,875,718
*   YTL Land & Development Bhd                           2,011,800      263,981
                                                                   ------------
TOTAL MALAYSIA                                                      634,223,130
                                                                   ------------
MEXICO -- (3.6%)
#   Alfa S.A.B. de C.V. Class A                         35,217,531   44,069,811
#   Alpek S.A.B. de C.V.                                 4,125,775    5,965,296
*   Axtel S.A.B. de C.V.                                 7,154,486    1,833,621
#   Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand ADR              1,848,434   14,454,754
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B          4,993,822    7,875,061
*   Bio Pappel S.A.B. de C.V.                              439,582      474,732
*   Cemex S.A.B. de C.V. Sponsored ADR                  13,346,943  110,646,161
#   Coca-Cola Femsa S.A.B. de C.V. Series L              1,424,609   10,905,156
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR           139,424   10,624,109
    Consorcio ARA S.A.B. de C.V. Series *                9,308,776    3,901,216
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                       1,539,086    1,730,379
    Corp. Actinver S.A.B. de C.V.                          105,133       78,518
    Credito Real S.A.B. de C.V. SOFOM ER                 1,053,638    1,415,286
    Cydsa S.A.B. de C.V.                                     5,874       10,024
    Dine S.A.B. de C.V.                                  1,027,267      645,776
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         164,582    1,220,233
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                      1,131,634  110,379,580
#*  Grupo Aeromexico S.A.B. de C.V.                      1,315,349    2,079,201
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR     87,628    9,187,795
#   Grupo Carso S.A.B. de C.V. Series A1                 6,811,032   25,627,712
#   Grupo Cementos de Chihuahua S.A.B. de C.V.           2,518,012   14,248,903
#   Grupo Comercial Chedraui S.A. de C.V.                2,812,379    6,257,370
#   Grupo Elektra S.A.B. de C.V.                           260,305    9,503,246

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
*   Grupo Famsa S.A.B. de C.V. Class A                   2,710,749 $  1,736,114
    Grupo Financiero Banorte S.A.B. de C.V. Class O     18,923,992  121,199,771
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O     14,921,956   26,401,602
#   Grupo Financiero Interacciones SA de C.V. Class O      837,669    4,040,777
*   Grupo Gigante S.A.B. de C.V. Series *                  471,076    1,157,963
#   Grupo Herdez S.A.B. de C.V. Series *                   977,438    2,304,982
    Grupo Industrial Saltillo S.A.B. de C.V.             1,346,804    2,424,164
    Grupo KUO S.A.B. de C.V. Series B                    2,034,528    4,602,127
    Grupo Mexico S.A.B. de C.V. Series B                39,238,044  138,553,562
*   Grupo Pochteca S.A.B. de C.V.                           67,810       34,503
*   Grupo Posadas S.A.B. de C.V.                           335,413      695,633
#   Grupo Rotoplas S.A.B. de C.V.                           17,266       27,543
    Grupo Sanborns S.A.B. de C.V.                        1,362,003    1,514,821
*   Grupo Simec S.A.B. de C.V. Series B                  1,092,815    3,772,529
*   Grupo Sports World S.A.B. de C.V.                      293,561      291,798
#   Industrias Bachoco S.A.B. de C.V. Series B           1,829,233    9,419,517
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR         40,783    2,526,099
#*  Industrias CH S.A.B. de C.V. Series B                1,988,427    8,911,290
    Industrias Penoles S.A.B. de C.V.                      132,629    3,073,482
#*  La Comer S.A.B. de C.V.                              5,414,652    5,513,058
    Medica Sur S.A.B. de C.V. Series B                       1,000        2,149
#   Mexichem S.A.B. de C.V. Series *                    10,214,475   28,972,135
#*  Minera Frisco S.A.B. de C.V. Class A1                7,198,230    4,757,115
#   Nemak S.A.B. de C.V.                                 1,826,122    1,528,657
#   Organizacion Cultiba S.A.B. de C.V.                    170,021      142,508
*   Organizacion Soriana S.A.B. de C.V. Class B         14,565,741   31,844,399
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                        101,358    1,037,719
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                          1,698       13,319
    Qualitas Controladora S.A.B. de C.V.                 1,569,014    3,925,960
    Rassini S.A.B. de C.V.                                  38,970      158,797
    Rassini S.A.B. De C.V. Class A                          22,388       46,696
#   TV Azteca S.A.B. de C.V.                             9,523,719    1,719,328
    Vitro S.A.B. de C.V. Series A                        1,503,590    5,642,982
                                                                   ------------
TOTAL MEXICO                                                        811,127,039
                                                                   ------------
PHILIPPINES -- (0.9%)
    A Soriano Corp.                                      6,260,400      861,732
    ACR Mining Corp.                                       105,455        6,899
*   Alliance Global Group, Inc.                         34,669,206   10,365,685
    Alsons Consolidated Resources, Inc.                 20,894,000      532,016
*   Apex Mining Co., Inc.                                  403,000       11,875
*   Atlas Consolidated Mining & Development Corp.        5,351,500      507,315
    Ayala Corp.                                             12,090      247,499
    Bank of the Philippine Islands                         234,470      544,486
    BDO Unibank, Inc.                                   13,610,609   40,559,392
    Belle Corp.                                          2,758,000      205,822
    Cebu Air, Inc.                                       2,492,480    4,813,593
    Century Properties Group, Inc.                      28,217,400      255,900
    China Banking Corp.                                    800,132      566,107
    Cosco Capital, Inc.                                 12,633,400    1,772,415
    East West Banking Corp.                              2,050,500    1,154,838
*   EEI Corp.                                            1,615,300      387,980

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    Emperador, Inc.                                      1,168,700 $    185,930
*   Empire East Land Holdings, Inc.                     24,178,000      315,116
    Energy Development Corp.                             2,813,269      311,274
    Filinvest Development Corp.                            142,800       21,119
    Filinvest Land, Inc.                               178,824,031    6,510,851
    First Philippine Holdings Corp.                      4,494,160    5,414,508
*   Global Ferronickel Holdings, Inc.                      598,000       29,572
    GT Capital Holdings, Inc.                              168,445    4,418,938
    JG Summit Holdings, Inc.                            10,280,900   15,344,842
    Lopez Holdings Corp.                                34,431,500    3,691,978
    LT Group, Inc.                                      16,909,600    7,399,640
    Megaworld Corp.                                    128,549,200   12,405,048
    Metro Retail Stores Group, Inc.                      1,545,000      112,068
    Metropolitan Bank & Trust Co.                        6,084,330   11,793,745
    Nickel Asia Corp.                                    5,735,900      736,236
    Pepsi-Cola Products Philippines, Inc.                  709,000       40,032
    Petron Corp.                                        19,513,800    3,653,239
    Philex Mining Corp.                                    751,000       98,143
*   Philippine National Bank                             4,734,813    5,445,295
*   Philippine National Construction Corp.                 398,900        7,146
    Philippine Savings Bank                              1,213,273    2,104,084
    Phinma Corp.                                           351,867       56,578
    Phinma Energy Corp.                                 25,692,000      815,804
    Phoenix Petroleum Philippines, Inc.                  1,456,600      357,916
    RFM Corp.                                              976,000       91,713
    Rizal Commercial Banking Corp.                       4,496,568    4,399,231
    Robinsons Land Corp.                                27,652,450   11,244,273
    Robinsons Retail Holdings, Inc.                        208,450      384,806
    San Miguel Corp.                                     6,720,346   18,870,203
    San Miguel Pure Foods Co., Inc.                         73,100      884,910
    Security Bank Corp.                                  1,769,464    8,479,040
*   SSI Group, Inc.                                      2,648,000      157,966
    STI Education Systems Holdings, Inc.                11,885,000      349,896
*   Top Frontier Investment Holdings, Inc.                 628,532    3,440,159
    Travellers International Hotel Group, Inc.           2,808,200      216,972
    Union Bank of the Philippines                        4,413,349    7,746,523
    Vista Land & Lifescapes, Inc.                       75,800,868   10,311,338
                                                                   ------------
TOTAL PHILIPPINES                                                   210,639,686
                                                                   ------------
POLAND -- (1.5%)
*   Agora SA                                               550,169    2,368,700
*   Alior Bank SA                                          171,702    4,383,724
    Amica SA                                                 1,374       52,915
    Asseco Poland SA                                     1,108,005   15,389,239
    Bank Handlowy w Warszawie SA                            30,090      761,505
*   Bank Millennium SA                                   4,427,257   12,674,371
*   Ciech SA                                               112,687    2,073,701
    Cyfrowy Polsat SA                                      148,341    1,066,445
#   Enea SA                                              2,423,548    7,962,548
    Firma Oponiarska Debica SA                              68,764    2,057,538
*   Getin Holding SA                                     2,997,806    1,333,794
#*  Getin Noble Bank SA                                  1,094,168      599,014

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                         202,600 $  4,291,402
    Grupa Kety SA                                           60,779    7,336,782
    Grupa Lotos SA                                       1,539,194   27,274,489
*   Impexmetal SA                                        3,803,406    4,903,831
    Kernel Holding SA                                      429,522    6,531,798
    KGHM Polska Miedz SA                                 1,421,562   46,654,392
    LC Corp. SA                                          1,199,107    1,125,202
    Lubelski Wegiel Bogdanka SA                             27,192      548,802
*   mBank SA                                                 6,144      934,947
    Netia SA                                             4,407,983    6,963,468
    Orbis SA                                               467,755   13,967,271
*   PGE Polska Grupa Energetyczna SA                    10,737,973   38,138,129
*   PKP Cargo SA                                            37,660      680,467
    Polski Koncern Naftowy Orlen SA                      2,227,121   72,236,150
*   Powszechna Kasa Oszczednosci Bank Polski SA          2,520,213   34,358,903
    Stalprodukt SA                                             546       87,651
*   Tauron Polska Energia SA                            10,944,247    9,912,326
#   Trakcja SA                                             563,682    1,208,623
*   Vistula Group SA                                        54,605       84,702
                                                                   ------------
TOTAL POLAND                                                        327,962,829
                                                                   ------------
RUSSIA -- (1.8%)
*   AFI Development P.L.C. GDR                              16,827        3,212
    Gazprom PJSC Sponsored ADR                          31,165,713  156,911,823
    Lukoil PJSC Sponsored ADR(BYZDW2900)                 1,526,223  100,844,370
    Lukoil PJSC Sponsored ADR(BYZF386)                   1,555,299  102,416,439
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     850,759    8,916,444
    Rosneft Oil Co. PJSC GDR                             2,638,753   16,154,446
    RusHydro PJSC ADR                                    8,257,380   10,200,308
    VTB Bank PJSC GDR                                      386,803      732,218
                                                                   ------------
TOTAL RUSSIA                                                        396,179,260
                                                                   ------------
SOUTH AFRICA -- (6.9%)
    Adcock Ingram Holdings, Ltd.                             4,991       27,571
*   Adcorp Holdings, Ltd.                                  928,995    1,382,521
    Aeci, Ltd.                                           1,642,143   14,290,005
    African Oxygen, Ltd.                                    55,197      128,286
*   African Phoenix Investments, Ltd.                    9,264,952      547,591
    African Rainbow Minerals, Ltd.                       1,736,757   18,677,852
    Alexander Forbes Group Holdings, Ltd.                2,630,692    1,548,845
*   Allied Electronics Corp., Ltd. Class A                  59,895       64,333
    Alviva Holdings, Ltd.                                  902,939    1,327,898
*   Anglo American Platinum, Ltd.                          321,691    9,669,321
    AngloGold Ashanti, Ltd.                              1,405,694   15,673,573
    AngloGold Ashanti, Ltd. Sponsored ADR                2,757,572   31,105,412
#*  ArcelorMittal South Africa, Ltd.                     2,390,579      743,531
    Ascendis Health, Ltd.                                  101,394      101,116
    Aspen Pharmacare Holdings, Ltd.                        191,378    4,373,165
    Assore, Ltd.                                             6,364      168,717
*   Aveng, Ltd.                                          7,182,675    1,169,861
    Barclays Africa Group, Ltd.                          6,968,084  105,894,689
    Barloworld, Ltd.                                     4,686,069   66,681,530

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Blue Label Telecoms, Ltd.                            2,477,674 $  2,842,257
#*  Brait SE                                             2,567,253    8,346,906
    Caxton and CTP Publishers and Printers, Ltd.         3,089,885    3,025,255
#   Clover Industries, Ltd.                              1,450,164    1,835,486
*   Consolidated Infrastructure Group, Ltd.                703,402      219,791
    DataTec, Ltd.                                        5,765,033   15,023,013
#   DRDGOLD, Ltd.                                        5,384,649    1,669,227
*   enX Group, Ltd.                                        361,828      375,280
    EOH Holdings, Ltd.                                      37,329      201,708
    Evraz Highveld Steel and Vanadium, Ltd.                120,337          226
    Exxaro Resources, Ltd.                               2,328,068   28,069,878
    Gold Fields, Ltd.                                    3,080,433   13,340,844
    Gold Fields, Ltd. Sponsored ADR                     13,333,101   57,065,672
*   Grindrod, Ltd.                                       7,514,882    8,317,797
    Group Five, Ltd.                                     1,708,539    1,467,700
    Harmony Gold Mining Co., Ltd.                        1,956,999    3,361,277
#   Harmony Gold Mining Co., Ltd. Sponsored ADR            491,788      870,465
    Hudaco Industries, Ltd.                                128,557    1,600,150
    Hulamin, Ltd.                                        1,953,365      888,758
#*  Impala Platinum Holdings, Ltd.                       5,228,472   16,059,690
#   Imperial Holdings, Ltd.                              2,207,724   52,939,670
    Investec, Ltd.                                       3,140,392   24,680,746
    Invicta Holdings, Ltd.                                  66,039      313,630
    KAP Industrial Holdings, Ltd.                        1,866,399    1,345,852
#   Kumba Iron Ore, Ltd.                                   581,159   17,577,413
    Lewis Group, Ltd.                                    1,777,524    5,005,672
    Liberty Holdings, Ltd.                               1,721,995   19,089,167
    Life Healthcare Group Holdings, Ltd.                   856,193    1,963,825
    Merafe Resources, Ltd.                              24,797,852    3,461,346
#   Metair Investments, Ltd.                             1,517,176    2,727,984
    MMI Holdings, Ltd.                                  17,679,587   33,777,450
    Mpact, Ltd.                                          2,726,445    6,224,221
    MTN Group, Ltd.                                     16,895,677  187,089,119
    Murray & Roberts Holdings, Ltd.                      6,972,506    7,085,496
*   Nampak, Ltd.                                         4,046,955    5,207,416
#   Nedbank Group, Ltd.                                  2,788,167   62,210,781
    Novus Holdings, Ltd.                                   100,488       41,884
    Omnia Holdings, Ltd.                                   645,528    7,944,918
    Peregrine Holdings, Ltd.                             1,000,788    2,066,545
*   PPC, Ltd.                                            4,237,121    2,904,333
    Raubex Group, Ltd.                                   2,163,575    3,891,336
    RCL Foods, Ltd.                                        110,506      161,304
    Reunert, Ltd.                                          706,900    4,461,651
#*  Royal Bafokeng Platinum, Ltd.                          469,845    1,268,153
    Sappi, Ltd.                                          7,529,980   54,137,941
    Sasol, Ltd.                                          4,145,981  148,986,521
#   Sasol, Ltd. Sponsored ADR                            1,735,363   62,091,288
#   Sibanye Gold, Ltd.                                   4,954,968    5,841,032
#   Sibanye Gold, Ltd. Sponsored ADR                     2,402,461   11,315,591
    Standard Bank Group, Ltd.                           17,066,487  288,863,713
*   Stefanutti Stocks Holdings, Ltd.                       286,944       56,620
#   Steinhoff International Holdings NV                 23,998,309   13,837,590
*   Super Group, Ltd.                                    4,488,814   16,945,334

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Telkom SA SOC, Ltd.                                5,017,373 $   21,810,025
    Tongaat Hulett, Ltd.                               1,511,221     14,650,737
    Trencor, Ltd.                                      1,561,743      6,368,052
    Tsogo Sun Holdings, Ltd.                           1,009,187      2,189,622
    Wilson Bayly Holmes-Ovcon, Ltd.                      525,881      7,040,316
                                                                 --------------
TOTAL SOUTH AFRICA                                                1,545,731,491
                                                                 --------------
SOUTH KOREA -- (16.6%)
#*  Ace Technologies Corp.                               237,396      1,245,911
    AJ Networks Co., Ltd.                                  6,134         44,516
#*  AJ Rent A Car Co., Ltd.                              189,555      2,190,784
#*  Ajin Industrial Co., Ltd.                             29,353        151,036
*   APS Holdings Corp.                                    32,562        254,328
    Asia Cement Co., Ltd.                                 16,176      1,963,341
#   ASIA Holdings Co., Ltd.                               19,309      2,432,410
#   Asia Paper Manufacturing Co., Ltd.                    71,015      1,474,248
*   Asiana Airlines, Inc.                              1,099,873      5,563,934
#*  AUK Corp.                                            379,138      1,080,251
#   Austem Co., Ltd.                                     233,223      1,232,192
#   Autech Corp.                                           8,522        107,290
    Avaco Co., Ltd.                                       73,660        539,484
    Bluecom Co., Ltd.                                     72,667        482,840
    BNK Financial Group, Inc.                          3,089,635     30,639,290
*   Bohae Brewery Co., Ltd.                               28,463         27,195
#   Bookook Securities Co., Ltd.                          31,526        829,613
*   Bubang Co., Ltd.                                      15,835         50,210
#   BYC Co., Ltd.                                            752        214,338
    Byucksan Corp.                                       272,284      1,107,668
#*  Capro Corp.                                           87,634        820,434
*   Chemtronics Co., Ltd.                                  2,758         22,430
    Chinyang Holdings Corp.                               96,249        269,479
#   Chokwang Paint, Ltd.                                  80,857        779,932
    Chongkundang Holdings Corp.                            5,618        410,741
    Chosun Refractories Co., Ltd.                          9,716        790,881
    CJ Hello Co., Ltd.                                   263,061      2,317,647
#   CKD Bio Corp.                                         22,971        562,869
#   Cosmax BTI, Inc.                                      20,454        697,606
    CROWNHAITAI Holdings Co., Ltd.                        12,508        185,619
#   Dae Dong Industrial Co., Ltd.                        160,688      1,482,299
    Dae Han Flour Mills Co., Ltd.                         14,612      2,373,975
    Dae Hyun Co., Ltd.                                   338,986        881,047
    Dae Won Kang Up Co., Ltd.                            261,589      1,193,632
#*  Dae Young Packaging Co., Ltd.                      1,125,046        879,795
#   Dae-Il Corp.                                          71,782        583,789
#*  Daechang Co., Ltd.                                   656,070        745,933
    Daechang Forging Co., Ltd.                             3,535        197,111
#   Daeduck Electronics Co.                              364,897      3,289,089
    Daeduck GDS Co., Ltd.                                252,671      5,444,075
#   Daegu Department Store                                71,060        792,056
#   Daehan Steel Co., Ltd.                               224,753      2,137,472
    Daekyo Co., Ltd.                                     184,455      1,412,124
    Daelim B&Co Co., Ltd.                                 17,858        114,496

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Daelim C&S Co., Ltd.                                     10,158 $   115,319
    Daelim Industrial Co., Ltd.                             298,128  22,655,000
    Daesang Corp.                                           207,917   5,208,594
#   Daesang Holdings Co., Ltd.                              171,184   1,627,152
#   Daesung Holdings Co., Ltd.                               42,463     327,662
    Daewon San Up Co., Ltd.                                  46,635     356,786
#*  Daewoo Engineering & Construction Co., Ltd.             264,196   1,532,763
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.       49,100   1,114,537
*   Dahaam E-Tec Co., Ltd.                                    3,535      11,173
    Daishin Securities Co., Ltd.                            582,558   8,915,533
#   Daou Data Corp.                                          61,965     850,268
#   Daou Technology, Inc.                                   405,892   9,513,026
#*  Dasan Networks, Inc.                                    134,840     880,823
    Dayou Automotive Seat Technology Co., Ltd.               89,977      91,814
*   Dayou Plus Co., Ltd.                                     51,812      34,162
*   DB Financial Investment Co., Ltd.                       426,397   1,996,693
*   DB, Inc.                                                496,039     345,749
    DCM Corp.                                                 5,497      64,875
    DGB Financial Group, Inc.                             1,745,715  20,258,373
    Display Tech Co., Ltd.                                   43,544     160,771
    DMS Co., Ltd.                                             4,843      34,860
    Dong A Eltek Co., Ltd.                                    1,837      22,193
*   Dong Ah Tire & Rubber Co., Ltd.                          33,539     420,872
    Dong-A Socio Holdings Co., Ltd.                           5,512     764,835
#   Dong-Ah Geological Engineering Co., Ltd.                136,501   1,671,873
    Dong-Il Corp.                                            19,045     953,616
#   Dongbang Transport Logistics Co., Ltd.                  302,271     451,134
*   Dongbu Corp.                                              2,090      21,096
#   Dongil Industries Co., Ltd.                              19,620   1,469,994
#*  Dongkook Industrial Co., Ltd.                           806,719     974,425
    Dongkuk Industries Co., Ltd.                            398,112   1,621,464
    Dongkuk Steel Mill Co., Ltd.                            997,740  11,341,560
#   DONGSUNG Corp.                                          221,292   1,384,080
#   Dongwha Enterprise Co., Ltd.                              6,886     245,910
    Dongwha Pharm Co., Ltd.                                  39,120     395,474
    Dongwon Development Co., Ltd.                           353,737   1,753,031
    Dongwon Industries Co., Ltd.                              1,010     318,300
#*  Dongwoo Farm To Table Co., Ltd.                          14,971      59,446
#   Dongyang E&P, Inc.                                       35,199     430,389
    Doosan Corp.                                            101,786  11,309,309
#*  Doosan Engine Co., Ltd.                                 161,211     676,930
#   Doosan Heavy Industries & Construction Co., Ltd.        720,354  11,466,750
#*  Doosan Infracore Co., Ltd.                            2,352,418  24,294,499
#   DRB Holding Co., Ltd.                                   124,838     934,892
#   DTR Automotive Corp.                                     48,170   1,512,737
    DY Corp.                                                247,313   1,552,106
    e-LITECOM Co., Ltd.                                      87,616     598,115
    E-MART, Inc.                                            215,370  58,519,142
#   Eagon Industrial, Ltd.                                   74,065     650,399
#   Easy Bio, Inc.                                          327,909   2,339,111
#   Elentec Co., Ltd.                                       167,314     739,918
#   Eugene Corp.                                            834,634   5,040,790
*   Eugene Investment & Securities Co., Ltd.              1,113,895   4,374,407

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Eusu Holdings Co., Ltd.                                 61,491 $    435,924
    EVERDIGM Corp.                                          28,689      266,002
#*  FarmStory Co., Ltd.                                    501,701      641,364
    Feelux Co., Ltd.                                        36,504      133,399
    Fila Korea, Ltd.                                         4,423      357,478
#   Fine Technix Co., Ltd.                                 194,816      487,833
    Fursys, Inc.                                            28,479      923,280
#   Gaon Cable Co., Ltd.                                    28,266      661,965
#*  Global Display Co., Ltd.                                32,534       57,515
#   GMB Korea Corp.                                         18,249      184,485
#   GOLFZONNEWDIN Co., Ltd.                                252,386    1,374,241
#*  GS Engineering & Construction Corp.                    587,759   18,239,938
#*  GS Global Corp.                                        806,323    2,994,151
    GS Holdings Corp.                                      714,906   46,453,897
    Gwangju Shinsegae Co., Ltd.                              6,232    1,418,189
    Halla Corp.                                            156,291      599,297
    Halla Holdings Corp.                                   117,375    6,617,004
#   Han Kuk Carbon Co., Ltd.                               231,961    1,550,964
    Hana Financial Group, Inc.                           3,073,142  149,753,906
#*  Hana Micron, Inc.                                      122,707      614,594
    Handsome Co., Ltd.                                     136,918    4,146,919
    Hanil Cement Co., Ltd.                                  54,652    8,536,319
#*  Hanjin Heavy Industries & Construction Co., Ltd.       571,915    1,987,024
*   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.                                            186,144      722,928
#*  Hanjin Kal Corp.                                       388,211    8,420,755
    Hanjin Transportation Co., Ltd.                        121,655    3,128,409
    Hankook Tire Co., Ltd.                                 135,224    6,772,523
#   Hankuk Glass Industries, Inc.                           17,640      607,764
#   Hankuk Paper Manufacturing Co., Ltd.                    38,692      876,779
    HanmiGlobal Co., Ltd.                                   13,645      132,975
    Hanshin Construction                                    59,082    1,369,033
#*  Hansol Holdings Co., Ltd.                              623,945    2,880,911
#   Hansol HomeDeco Co., Ltd.                            1,126,712    1,638,291
    Hansol Paper Co., Ltd.                                 178,393    2,588,551
*   Hanwha Chemical Corp.                                1,784,550   58,800,479
    Hanwha Corp.                                           799,678   35,229,875
*   Hanwha Galleria Timeworld Co., Ltd.                      2,375      103,539
    Hanwha General Insurance Co., Ltd.                     445,021    3,771,432
#*  Hanwha Investment & Securities Co., Ltd.             1,005,831    3,426,730
    Hanwha Life Insurance Co., Ltd.                      3,209,995   22,551,013
#*  Hanwha Techwin Co., Ltd.                               216,707    6,828,928
#   Hanyang Securities Co., Ltd.                            97,444      737,329
    Harim Co., Ltd.                                         27,662       91,194
#   Harim Holdings Co., Ltd.                               280,830      988,762
#   Heung-A Shipping Co., Ltd.                           2,837,035    2,226,630
#*  Heungkuk Fire & Marine Insurance Co., Ltd.              56,617      338,645
    Hitejinro Holdings Co., Ltd.                           120,661    1,157,770
#   HMC Investment Securities Co., Ltd.                    260,561    3,024,730
#   HS R&A Co., Ltd.                                       510,664    1,344,080
#   Humax Co., Ltd.                                        226,067    1,855,413
    Huons Global Co., Ltd.                                   5,834      368,485
#   Huvis Corp.                                            110,534    1,232,096
#   Hwa Shin Co., Ltd.                                     247,915    1,063,213

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Hwacheon Machine Tool Co., Ltd.                         14,514 $    839,778
#   Hwangkum Steel & Technology Co., Ltd.                   95,104    1,188,413
    HwaSung Industrial Co., Ltd.                           105,670    1,615,546
#   Hy-Lok Corp.                                            39,077      953,261
#   Hyundai BNG Steel Co., Ltd.                            158,748    2,139,582
*   Hyundai Construction Equipment Co., Ltd.                 4,804      916,682
#   Hyundai Corp Holdings Inc.                              16,233      235,815
    Hyundai Corp.                                           98,959    1,939,228
#   Hyundai Department Store Co., Ltd.                     198,364   19,315,329
    Hyundai Development Co-Engineering & Construction       84,573    3,499,124
*   Hyundai Electric & Energy System Co., Ltd.              10,484    1,205,683
    Hyundai Engineering & Construction Co., Ltd.           983,606   39,484,309
    Hyundai Engineering Plastics Co., Ltd.                  66,962      503,471
#   Hyundai Greenfood Co., Ltd.                            279,371    4,204,590
*   Hyundai Heavy Industries Co., Ltd.                     102,238   13,280,990
    Hyundai Home Shopping Network Corp.                     27,751    3,102,506
    Hyundai Hy Communications & Networks Co., Ltd.         365,562    1,485,890
#*  Hyundai Mipo Dockyard Co., Ltd.                        109,849   11,436,436
    Hyundai Mobis Co., Ltd.                                626,470  145,260,665
#   Hyundai Motor Co.                                    1,572,095  238,765,416
#*  Hyundai Robotics Co., Ltd.                             129,701   55,320,246
*   Hyundai Rotem Co., Ltd.                                 37,925      608,841
    Hyundai Steel Co.                                    1,217,479   64,866,323
#   Hyundai Wia Corp.                                      216,602   12,553,182
#   Ilji Technology Co., Ltd.                               16,833       68,023
#   Iljin Electric Co., Ltd.                               248,759    1,108,255
    Iljin Holdings Co., Ltd.                                11,969       66,627
#   Ilshin Spinning Co., Ltd.                               18,983    2,007,931
#   Ilsung Pharmaceuticals Co., Ltd.                         9,407    1,085,110
    iMarketKorea, Inc.                                      91,847      873,103
*   Industrial Bank of Korea                             2,462,074   38,363,474
#   Intergis Co., Ltd.                                      49,180      149,158
    Interpark Holdings Corp.                               470,150    1,864,531
    INTOPS Co., Ltd.                                       179,814    1,791,436
#   Inzi Controls Co., Ltd.                                 89,540      629,606
#   INZI Display Co., Ltd.                                 244,705      429,420
    IS Dongseo Co., Ltd.                                    17,167      631,701
#   ISU Chemical Co., Ltd.                                 184,365    2,641,793
#   IsuPetasys Co., Ltd.                                   353,456    1,456,202
    JB Financial Group Co., Ltd.                         1,189,093    7,344,155
    Kangnam Jevisco Co., Ltd.                               41,716    1,407,116
    KAON Media Co., Ltd.                                     5,839       72,497
*   KB Financial Group, Inc.                               369,851   23,259,173
#*  KB Financial Group, Inc. ADR                         2,869,877  179,855,191
    KC Green Holdings Co., Ltd.                             61,539      343,337
#   KCC Corp.                                               57,516   22,664,001
    KCC Engineering & Construction Co., Ltd.                30,139      252,471
#*  KEC Corp.                                              509,327      662,491
#   Keyang Electric Machinery Co., Ltd.                    217,110    1,006,373
#   KG Chemical Corp.                                       93,477    2,359,024
#   KG Eco Technology Service Co., Ltd.                    301,386    1,251,911
#   KGMobilians Co., Ltd.                                   79,935      711,913
#   KH Vatec Co., Ltd.                                     153,792    2,254,131

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Kia Motors Corp.                                     3,431,922 $111,276,669
    KISCO Corp.                                             66,512    2,301,567
#   KISCO Holdings Co., Ltd.                                12,649      854,089
#   Kishin Corp.                                           107,298      481,105
    KISWIRE, Ltd.                                           99,962    3,219,866
*   KleanNara Co., Ltd.                                    110,992      459,226
*   KMH Co., Ltd.                                           53,654      578,640
    Kodaco Co., Ltd.                                        32,001       91,691
#   Kolao Holdings                                         162,310      827,430
    Kolon Corp.                                              3,481      200,102
#   Kolon Global Corp.                                      15,746      156,569
#   Kolon Industries, Inc.                                 268,077   20,432,443
#   Komelon Corp.                                           33,167      299,623
*   KONA I Co., Ltd.                                         2,101       26,641
#   Kook Soon Dang Brewery Co., Ltd.                       112,565      636,685
#   Korea Alcohol Industrial Co., Ltd.                     100,980      853,907
    Korea Cast Iron Pipe Industries Co., Ltd.                6,205       57,673
#   Korea Circuit Co., Ltd.                                137,389    1,599,289
    Korea Electric Terminal Co., Ltd.                        7,650      499,890
    Korea Export Packaging Industrial Co., Ltd.              5,290       87,430
#   Korea Flange Co., Ltd.                                  67,906      635,677
    Korea Investment Holdings Co., Ltd.                    473,683   38,743,570
#*  Korea Line Corp.                                        30,616      894,440
*   Korean Air Lines Co., Ltd.                             121,126    4,370,305
    Korean Reinsurance Co.                               1,005,930   11,492,379
    Kortek Corp.                                           127,952    1,826,600
#   KPX Chemical Co., Ltd.                                  19,742    1,260,588
    KSS LINE, Ltd.                                         111,744    1,021,226
    KT Submarine Co., Ltd.                                  22,384       94,939
#*  KTB Investment & Securities Co., Ltd.                  710,363    3,637,229
    KTCS Corp.                                             285,608      629,806
    Ktis Corp.                                              98,526      313,725
#   Kukdo Chemical Co., Ltd.                                53,857    3,136,880
    Kukdong Oil & Chemicals Co., Ltd.                       26,930       87,879
#*  Kumho Electric Co., Ltd.                                44,602      347,341
    Kumho Industrial Co., Ltd.                              12,566      119,034
#*  Kumho Tire Co., Inc.                                   677,297    3,775,812
    Kumkang Kind Co., Ltd.                                   9,649      311,827
    Kwang Dong Pharmaceutical Co., Ltd.                     32,278      300,516
    Kwangju Bank Co., Ltd.                                 218,721    2,610,860
#*  Kyeryong Construction Industrial Co., Ltd.              39,360      707,236
    Kyobo Securities Co., Ltd.                             278,747    3,092,027
#   Kyung-In Synthetic Corp.                               120,253      672,389
#   Kyungbang, Ltd.                                        146,128    1,980,149
#   Kyungchang Industrial Co., Ltd.                         28,508      104,079
#   LEADCORP, Inc. (The)                                   163,684      929,802
    Lee Ku Industrial Co., Ltd.                             79,592      167,732
    LF Corp.                                               273,733    8,766,363
    LG Corp.                                               722,271   60,237,982
#   LG Display Co., Ltd.                                 1,493,377   44,857,270
#*  LG Display Co., Ltd. ADR                             4,048,932   60,369,576
    LG Electronics, Inc.                                 1,619,802  155,380,700
    LG Hausys, Ltd.                                         66,810    5,724,866

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    LG International Corp.                                 310,174 $  8,698,209
    LG Uplus Corp.                                         906,497   12,133,990
#   LMS Co., Ltd.                                           47,891      409,150
    Lotte Chilsung Beverage Co., Ltd.                           65       92,280
*   Lotte Confectionery Co., Ltd.                               54        8,784
    Lotte Corp.                                            145,166    9,486,136
    LOTTE Fine Chemical Co., Ltd.                          115,447    8,301,254
#   Lotte Food Co., Ltd.                                     1,329      792,680
    LOTTE Himart Co., Ltd.                                 106,339    7,668,170
#   Lotte Non-Life Insurance Co., Ltd.                     613,340    2,101,737
    Lotte Shopping Co., Ltd.                               110,124   24,860,312
    LS Corp.                                               191,625   14,171,864
*   Lumens Co., Ltd.                                       399,034    1,757,103
    Maeil Holdings Co., Ltd.                                 2,198       34,697
    MegaStudy Co., Ltd.                                      8,592      283,470
#   MegaStudyEdu Co., Ltd.                                   2,475      167,154
*   Melfas, Inc.                                            10,068       45,195
    Meritz Financial Group, Inc.                            56,905      879,232
    Meritz Securities Co., Ltd.                            193,483      959,829
    Mi Chang Oil Industrial Co., Ltd.                        6,317      502,250
    Mirae Asset Daewoo Co., Ltd.                         2,795,881   29,433,450
*   Mirae Asset Life Insurance Co., Ltd.                   590,788    2,987,696
#   MK Electron Co., Ltd.                                  206,303    2,317,215
#*  MNTech Co., Ltd.                                       253,216    1,236,144
    Mobase Co., Ltd.                                       100,149      598,229
#   Moorim P&P Co., Ltd.                                   329,441    1,690,462
#*  Moorim Paper Co., Ltd.                                 210,130      534,801
#   Motonic Corp.                                           90,580      916,210
    Muhak Co., Ltd.                                         19,392      360,459
*   Namsun Aluminum Co., Ltd.                              686,526      707,202
#   Namyang Dairy Products Co., Ltd.                         4,087    2,674,990
#*  Neowiz                                                  44,731      633,573
*   Neowiz Holdings Corp.                                   76,012      986,200
#   Nexen Corp.                                            222,004    1,579,866
    Nexen Tire Corp.                                       104,992    1,234,179
    NH Investment & Securities Co., Ltd.                 1,423,636   22,383,315
#*  NHN Entertainment Corp.                                 89,316    6,917,944
#   Nong Shim Holdings Co., Ltd.                            25,974    2,760,697
    NongShim Co., Ltd.                                      20,089    6,087,186
    NOROO Paint & Coatings Co., Ltd.                       101,901      845,361
#   NPC                                                    116,690      622,011
    OCI Co., Ltd.                                          170,786   27,011,677
#   Opto Device Technology Co., Ltd.                        42,920      353,368
*   Paik Kwang Industrial Co., Ltd.                         23,328       64,091
#*  Pan Ocean Co., Ltd.                                  1,075,661    6,055,703
    Pang Rim Co., Ltd.                                       3,201       61,138
#*  PaperCorea, Inc.                                        52,808       75,243
#   Poongsan Corp.                                         350,209   16,488,770
    Poongsan Holdings Corp.                                 61,601    3,144,746
    POSCO                                                  622,870  222,168,906
#*  POSCO Sponsored ADR                                  1,500,406  134,256,329
    POSCO Coated & Color Steel Co., Ltd.                    31,646      947,694
    Posco Daewoo Corp.                                     417,495    9,419,724

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Power Logics Co., Ltd.                                 285,879 $  1,673,175
#   Pyeong Hwa Automotive Co., Ltd.                        207,298    2,154,921
#*  RFTech Co., Ltd.                                       183,922      886,522
    S&S Tech Corp.                                           3,073       13,576
*   S&T Dynamics Co., Ltd.                                 346,093    2,746,629
#   S&T Holdings Co., Ltd.                                 117,284    1,709,088
    S&T Motiv Co., Ltd.                                     44,437    2,055,287
#   S-Energy Co., Ltd.                                      28,801      197,694
#   Sajo Industries Co., Ltd.                               33,796    2,275,492
    Sam Young Electronics Co., Ltd.                        165,512    2,125,144
#   Sambo Motors Co., Ltd.                                  14,459      125,730
    Samho Development Co., Ltd.                            180,616      781,771
*   Samho International Co., Ltd.                            5,198       74,219
#   SAMHWA Paints Industrial Co., Ltd.                      91,345      705,101
#   Samick Musical Instruments Co., Ltd.                   434,692    1,154,336
#*  Samji Electronics Co., Ltd.                            106,216    1,545,506
#*  Samjin LND Co., Ltd.                                    92,054      237,473
#   Samkee Automotive Co., Ltd.                             84,569      290,988
    Samkwang Glass Co., Ltd.                                 3,085      144,999
    Sammok S-Form Co., Ltd.                                108,827    1,353,851
*   SAMPYO Cement Co., Ltd.                                100,012      322,175
    Samsung C&T Corp.                                       39,672    5,274,232
    Samsung Card Co., Ltd.                                 247,966    9,041,524
    Samsung Fire & Marine Insurance Co., Ltd.               22,923    6,199,444
#*  Samsung Heavy Industries Co., Ltd.                   2,328,631   20,002,463
    Samsung Life Insurance Co., Ltd.                       607,230   73,341,709
    Samsung SDI Co., Ltd.                                  353,885   65,233,611
    Samsung Securities Co., Ltd.                           588,432   23,987,057
#   Samyang Corp.                                           27,298    2,618,691
    Samyang Holdings Corp.                                  52,762    6,004,036
    Samyang Tongsang Co., Ltd.                              20,565      856,602
*   Samyoung Chemical Co., Ltd.                            258,455      287,978
#   SAVEZONE I&C Corp.                                      90,870      413,122
    SBS Media Holdings Co., Ltd.                           488,064    1,586,240
    Seah Besteel Corp.                                     224,325    6,668,147
#   SeAH Holdings Corp.                                     12,963    1,918,531
    SeAH Steel Corp.                                        52,811    5,164,120
    Sebang Co., Ltd.                                       153,120    1,949,559
    Sebang Global Battery Co., Ltd.                         84,669    2,877,571
    Sebo Manufacturing Engineer Corp.                        1,816       21,109
#   Sejong Industrial Co., Ltd.                            149,292    1,257,319
#   Sejoong Co., Ltd.                                       74,223      221,742
    Sekonix Co., Ltd.                                       20,292      280,824
#   Seohan Co., Ltd.                                       147,513      359,064
    Seohee Construction Co., Ltd.                        2,386,841    2,832,555
    SEOWONINTECH Co., Ltd.                                   9,217       71,192
    Seoyon Co., Ltd.                                       131,812      963,701
    Seoyon E-Hwa Co., Ltd.                                  31,159      317,416
    Sewon Precision Industry Co., Ltd.                       3,019       45,047
*   SG Corp.                                                59,208       52,509
#*  SG&G Corp.                                             372,819    1,141,677
*   Shinhan Financial Group Co., Ltd.                    3,697,574  183,569,542
#*  Shinhan Financial Group Co., Ltd. ADR                1,508,501   74,233,333

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Shinsegae Engineering & Construction Co., Ltd.           6,936 $    207,910
#   Shinsegae Information & Communication Co., Ltd.         13,644    1,597,336
    Shinsegae International, Inc.                            2,341      183,428
#   Shinsegae, Inc.                                        109,224   35,084,053
#*  Shinsung Tongsang Co., Ltd.                            881,967      994,968
    Shinwha Intertek Corp.                                 125,015      313,041
#*  Shinwon Corp.                                          181,086      347,852
    Shinyoung Securities Co., Ltd.                          44,381    2,547,353
#*  Signetics Corp.                                        784,046      987,708
#   Silla Co., Ltd.                                         65,927      990,862
#*  SIMMTECH HOLDINGS Co., Ltd.                              3,959        8,957
    SIMPAC, Inc.                                            73,823      308,558
    Sindoh Co., Ltd.                                        58,026    3,856,907
    SJM Co., Ltd.                                           11,075       51,989
*   SK Chemicals Co., Ltd.                                  95,242   10,256,866
    SK Discovery Co., Ltd.                                  88,698    4,227,041
    SK Gas, Ltd.                                            58,230    5,777,078
    SK Innovation Co., Ltd.                                879,496  168,417,064
    SK Networks Co., Ltd.                                1,836,089   11,173,788
#*  SK Securities Co., Ltd.                              2,262,158    2,817,528
    SKC Co., Ltd.                                          303,426   12,869,449
    SL Corp.                                               228,748    5,796,802
    Ssangyong Cement Industrial Co., Ltd.                  317,964    6,572,739
*   Ssangyong Motor Co.                                    140,415      773,112
#   Sun Kwang Co., Ltd.                                     27,066      507,553
#   Sunchang Corp.                                          54,825      443,745
    Sung Kwang Bend Co., Ltd.                              156,885    1,717,616
#   Sungchang Enterprise Holdings, Ltd.                    326,002      938,837
#   Sungdo Engineering & Construction Co., Ltd.            136,143      915,390
#*  Sungshin Cement Co., Ltd.                              274,430    1,621,504
    Sungwoo Hitech Co., Ltd.                               547,218    3,614,239
#   Tae Kyung Industrial Co., Ltd.                         120,772      619,843
    Taekwang Industrial Co., Ltd.                            5,129    6,622,604
#*  Taewoong Co., Ltd.                                     117,534    2,656,061
*   Taeyoung Engineering & Construction Co., Ltd.          608,502    6,889,591
    Tailim Packaging Co., Ltd.                              26,989       88,328
#*  TBH Global Co., Ltd.                                   193,598    1,413,598
#*  Thinkware Systems Corp.                                 76,490      802,640
#*  TK Chemical Corp.                                      639,523    1,306,717
    TK Corp.                                               115,733    1,506,431
#   Tong Yang Moolsan Co., Ltd.                            435,710      747,701
    Tongyang Life Insurance Co., Ltd.                      562,313    4,144,881
    Tongyang pile, Inc.                                     11,171       54,880
    Tongyang, Inc.                                         358,717      772,895
#   Top Engineering Co., Ltd.                              133,135      828,450
    Tovis Co., Ltd.                                        122,385      960,585
#   TS Corp.                                                71,353    1,653,378
#   Ubiquoss Holdings, Inc.                                 94,893      599,008
*   Ubiquoss, Inc.                                             738       15,750
    UIL Co., Ltd.                                           74,478      468,830
    Uju Electronics Co., Ltd.                               59,216      783,582
    Unid Co., Ltd.                                          75,492    3,509,159
#   Uniquest Corp.                                          20,797      202,429

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Visang Education, Inc.                                41,698 $      495,805
#*  WillBes & Co. (The)                                  848,604      1,433,564
#   Wiscom Co., Ltd.                                      32,980        126,487
*   Wonik Holdings Co., Ltd.                             150,772      1,095,539
*   Woongjin Co., Ltd.                                   243,455        651,954
*   Woongjin Thinkbig Co., Ltd.                           83,194        577,705
    Woori Bank                                         2,641,812     41,651,612
#   Woori Bank Sponsored ADR                               7,135        337,628
#   Wooshin Systems Co., Ltd.                             26,128        225,798
#   WooSung Feed Co., Ltd.                               255,261        737,365
#   Y G-1 Co., Ltd.                                       99,506      1,670,620
    YESCO Co., Ltd.                                       32,554      1,362,811
#   Yoosung Enterprise Co., Ltd.                         197,921        684,816
#   YooSung T&S Co., Ltd.                                196,580        729,530
#   Youlchon Chemical Co., Ltd.                          137,466      2,593,583
    Young Poong Corp.                                      3,737      3,708,849
    Young Poong Precision Corp.                          130,166      1,084,234
*   Youngone Corp.                                        25,981        774,872
    Youngone Holdings Co., Ltd.                           10,369        546,411
#*  Yuanta Securities Korea Co., Ltd.                    556,284      2,592,623
    YuHwa Securities Co., Ltd.                            29,804        439,609
#   Zeus Co., Ltd.                                        55,149        891,246
                                                                 --------------
TOTAL SOUTH KOREA                                                 3,721,262,583
                                                                 --------------
TAIWAN -- (15.3%)
#   Ability Enterprise Co., Ltd.                       2,889,330      2,214,000
    AcBel Polytech, Inc.                                 941,000        734,495
#   Acer, Inc.                                        29,011,109     27,476,102
#   ACES Electronic Co., Ltd.                          1,304,000      1,116,335
*   Acon Holding, Inc.                                 2,183,000        649,384
    Advanced International Multitech Co., Ltd.           395,000        433,185
#   Advanced Optoelectronic Technology, Inc.             216,000        270,750
    Advancetek Enterprise Co., Ltd.                      130,639         83,499
#*  AGV Products Corp.                                 6,174,211      1,598,607
#   AimCore Technology Co., Ltd.                         762,223        594,159
    Airmate Cayman International Co., Ltd.                26,000         21,709
#*  Alchip Technologies, Ltd.                            102,000        412,881
#   Alcor Micro Corp.                                    522,000        366,845
#   Allis Electric Co., Ltd.                           1,250,000        508,171
#   Alpha Networks, Inc.                               4,590,313      4,130,375
#   Altek Corp.                                        3,585,365      3,928,580
    Ambassador Hotel (The)                             1,236,000        981,285
    Ampire Co., Ltd.                                     372,000        220,464
#   AMPOC Far-East Co., Ltd.                           1,402,000      1,283,772
#   AmTRAN Technology Co., Ltd.                       10,964,956      6,567,087
#   Apacer Technology, Inc.                              384,210        503,473
#   APCB, Inc.                                         1,991,000      1,844,257
#   Apex International Co., Ltd.                       1,108,263        793,723
    Apex Medical Corp.                                    28,000         27,816
    Apex Science & Engineering                           211,536         61,024
#   Arcadyan Technology Corp.                          1,941,675      3,339,892
    Ardentec Corp.                                     4,074,058      5,359,381

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
 TAIWAN -- (Continued)
     Asia Cement Corp.                                   23,592,589 $24,292,676
 *   Asia Pacific Telecom Co., Ltd.                       7,985,000   2,753,018
     Asia Plastic Recycling Holding, Ltd.                 2,843,048   1,273,578
 #   Asia Polymer Corp.                                   5,190,075   3,313,394
 #   Asia Vital Components Co., Ltd.                      4,376,984   4,642,117
 #   ASROCK, Inc.                                           113,000     295,222
     Asustek Computer, Inc.                               3,095,000  29,812,168
 #   AU Optronics Corp.                                  57,234,812  27,222,776
 #   AU Optronics Corp. Sponsored ADR                     9,119,014  43,680,077
 #   Audix Corp.                                          1,266,332   1,846,596
 #   Avermedia Technologies                               2,331,000   1,211,229
 *   Avision, Inc.                                        1,540,555     370,343
 #   AVY Precision Technology, Inc.                         606,959   1,188,128
 #   Bank of Kaohsiung Co., Ltd.                          6,399,617   2,131,629
 #*  BenQ Materials Corp.                                 1,013,000     666,690
 #   BES Engineering Corp.                               19,640,443   5,259,647
 #*  Biostar Microtech International Corp.                2,187,055   1,350,313
 #   Bright Led Electronics Corp.                         1,495,000     888,297
 #   C Sun Manufacturing, Ltd.                            1,639,837   1,575,156
 #   Cameo Communications, Inc.                           2,551,197     712,841
 #   Capital Futures Corp.                                  174,000     276,712
     Capital Securities Corp.                            26,853,447  10,963,329
 #   Career Technology MFG. Co., Ltd.                     2,262,000   3,400,415
 *   Carnival Industrial Corp.                            4,823,000     796,158
 #   Casetek Holdings, Ltd.                               1,759,000   6,483,254
 #   Cathay Chemical Works                                  812,000     506,712
     Cathay Financial Holding Co., Ltd.                  51,601,000  96,498,057
     Cathay Real Estate Development Co., Ltd.             9,704,694   5,511,001
 #   Celxpert Energy Corp.                                  332,000     484,703
 #   Central Reinsurance Co., Ltd.                        1,653,016   1,005,960
 #   Chain Chon Industrial Co., Ltd.                        513,000     299,969
     ChainQui Construction Development Co., Ltd.          1,126,173     823,003
 *   Champion Building Materials Co., Ltd.                5,542,828   1,621,224
     Chang Hwa Commercial Bank, Ltd.                     91,186,383  53,465,750
     Chang Wah Electromaterials, Inc.                        46,800     234,286
 #   Charoen Pokphand Enterprise                            977,825   2,216,438
     CHC Healthcare Group                                   301,000     364,880
 #   Cheng Loong Corp.                                   12,510,659   6,821,739
     Cheng Uei Precision Industry Co., Ltd.               6,662,635  10,487,836
     Chenming Mold Industry Corp.                           473,000     327,179
 #   Chia Chang Co., Ltd.                                 1,615,000   1,315,936
 #   Chia Hsin Cement Corp.                               6,587,191   3,063,203
     Chien Kuo Construction Co., Ltd.                     4,039,247   1,545,180
 #*  Chimei Materials Technology Corp.                    2,619,000   1,100,670
 #   Chin-Poon Industrial Co., Ltd.                       2,610,815   4,850,454
 *   China Airlines, Ltd.                                45,165,353  18,704,405
     China Bills Finance Corp.                            2,345,000   1,250,886
 #   China Chemical & Pharmaceutical Co., Ltd.            4,047,264   2,578,259
     China Development Financial Holding Corp.          125,904,734  46,183,164
 #*  China Electric Manufacturing Corp.                   4,019,200   1,434,342
 #   China General Plastics Corp.                         5,533,541   6,372,234
 #   China Glaze Co., Ltd.                                1,794,799     752,033
     China Life Insurance Co., Ltd.                      13,687,085  14,077,774

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#*  China Man-Made Fiber Corp.                          13,030,303 $  4,269,870
#   China Metal Products                                 4,286,969    4,179,823
    China Motor Corp.                                    6,030,749    5,511,554
#*  China Petrochemical Development Corp.               25,818,397   13,503,896
    China Steel Corp.                                  102,033,320   87,212,056
#   China Steel Structure Co., Ltd.                      1,457,219    1,077,891
    China Synthetic Rubber Corp.                         8,443,233   14,222,269
    China Wire & Cable Co., Ltd.                         1,566,600    1,299,911
#   Chinese Maritime Transport, Ltd.                     1,371,270    1,414,281
#   Chipbond Technology Corp.                            6,695,000   15,448,502
#   ChipMOS TECHNOLOGIES, Inc.                           1,456,229    1,331,549
#   ChipMOS TECHNOLOGIES, Inc. ADR                          37,146      673,828
#   Chun YU Works & Co., Ltd.                            3,273,000    1,689,564
    Chun Yuan Steel                                      6,542,287    2,580,206
*   Chung Hung Steel Corp.                               5,577,000    2,476,978
#   Chung Hwa Pulp Corp.                                 6,040,353    2,370,697
#   Chung-Hsin Electric & Machinery Manufacturing
      Corp.                                              5,544,250    4,015,202
*   Chunghwa Picture Tubes, Ltd.                        51,746,412    4,282,449
    Chyang Sheng Dyeing & Finishing Co., Ltd.               96,000       76,168
    Clevo Co.                                            1,405,000    1,363,101
#*  CMC Magnetics Corp.                                 30,333,621    5,055,463
#*  CoAsia Microelectronics Corp.                          421,797      215,394
    Coland Holdings, Ltd.                                  116,000      140,921
    Collins Co., Ltd.                                    2,011,224      772,463
    Compal Electronics, Inc.                            69,018,332   51,379,787
    Compeq Manufacturing Co., Ltd.                       6,401,000    7,934,782
*   Concord Securities Co., Ltd.                         1,769,000      578,526
#   Continental Holdings Corp.                           6,238,540    3,482,390
#   Contrel Technology Co., Ltd.                           386,000      213,813
#   Coretronic Corp.                                     6,556,800    8,606,066
#   Coxon Precise Industrial Co., Ltd.                   1,930,000    2,068,231
#   Creative Sensor, Inc.                                  503,000      447,781
#*  CSBC Corp. Taiwan                                    6,239,654    3,055,835
    CTBC Financial Holding Co., Ltd.                   139,654,073  102,047,561
    CviLux Corp.                                            70,000       74,131
    CX Technology Co., Ltd.                                 42,162       37,109
    Cyberlink Corp.                                         35,000       78,136
    CyberTAN Technology, Inc.                              969,000      669,098
#   D-Link Corp.                                        10,196,552    4,562,976
#   DA CIN Construction Co., Ltd.                        2,293,579    1,444,905
    Da-Li Development Co., Ltd.                             91,077      104,463
*   Danen Technology Corp.                                 816,000      200,179
#   Darfon Electronics Corp.                             3,584,950    3,750,003
#   Darwin Precisions Corp.                              5,678,635    6,994,740
#   Delpha Construction Co., Ltd.                        1,614,016      835,574
#   Depo Auto Parts Ind Co., Ltd.                          278,000      871,881
    Dimerco Express Corp.                                  188,000      136,166
#*  Dynamic Electronics Co., Ltd.                        4,272,324    1,633,179
    Dynapack International Technology Corp.                512,000      812,243
    E Ink Holdings, Inc.                                 2,614,000    4,751,914
*   E-Ton Solar Tech Co., Ltd.                           3,546,443    1,015,201
    E.Sun Financial Holding Co., Ltd.                   93,453,033   61,500,000
#   Edimax Technology Co., Ltd.                          3,008,902    1,020,782

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#*  Edison Opto Corp.                                    1,362,000 $    749,195
#   Edom Technology Co., Ltd.                              731,046      501,084
    Elite Semiconductor Memory Technology, Inc.            576,000      880,378
*   Elitegroup Computer Systems Co., Ltd.                4,868,395    3,125,302
    Emerging Display Technologies Corp.                     45,000       15,300
#   ENG Electric Co., Ltd.                               1,796,997      434,529
#   EnTie Commercial Bank Co., Ltd.                      2,299,232    1,060,134
*   Epileds Technologies, Inc.                              90,000       68,921
#*  Epistar Corp.                                       11,737,869   20,692,479
#   Eson Precision Ind. Co., Ltd.                          327,000      484,546
    Eternal Materials Co., Ltd.                          1,763,256    1,869,610
*   Etron Technology, Inc.                                 104,000       55,353
    Eva Airways Corp.                                   20,470,174   10,836,308
#   Everest Textile Co., Ltd.                            3,689,802    1,829,829
    Evergreen International Storage & Transport Corp.    8,759,000    4,189,811
*   Evergreen Marine Corp. Taiwan, Ltd.                 21,387,998   12,622,848
#   Everlight Chemical Industrial Corp.                    484,950      306,862
#   Everlight Electronics Co., Ltd.                      2,262,000    3,553,034
#   Excelsior Medical Co., Ltd.                          1,364,726    2,137,951
#   EZconn Corp.                                           173,000      250,965
    Far Eastern Department Stores, Ltd.                  9,648,445    5,177,710
    Far Eastern International Bank                      30,154,089    9,994,047
    Far Eastern New Century Corp.                       20,544,528   18,332,924
#*  Farglory F T Z Investment Holding Co., Ltd.          1,258,000      762,113
    Farglory Land Development Co., Ltd.                  3,224,264    3,561,119
#   Federal Corp.                                        7,113,160    3,278,855
    Feng Hsin Steel Co., Ltd.                              166,000      341,152
#*  First Copper Technology Co., Ltd.                    2,682,750    1,186,721
    First Financial Holding Co., Ltd.                  142,103,158   98,186,903
#   First Hotel                                          1,722,157      933,330
#   First Insurance Co., Ltd. (The)                      3,739,064    1,839,934
*   First Steamship Co., Ltd.                            9,048,360    2,588,537
#   FocalTech Systems Co., Ltd.                            874,000      904,138
    Forest Water Environment Engineering Co., Ltd.          32,000       70,518
#   Formosa Advanced Technologies Co., Ltd.              2,188,000    2,370,266
    Formosa Chemicals & Fibre Corp.                      2,330,000    8,693,101
#   Formosa Laboratories, Inc.                             278,000      546,170
    Formosa Taffeta Co., Ltd.                            8,572,511    9,539,074
    Formosan Rubber Group, Inc.                          5,540,957    3,012,026
#   Formosan Union Chemical                              3,240,572    2,021,859
#   Fortune Electric Co., Ltd.                             494,000      355,106
#   Founding Construction & Development Co., Ltd.        3,439,418    1,905,175
    Foxconn Technology Co., Ltd.                         8,029,142   22,912,732
#   Foxlink Image Technology Co., Ltd.                   1,510,000    1,102,542
#   Froch Enterprise Co., Ltd.                           2,358,734    1,360,908
#   FSP Technology, Inc.                                 1,976,292    1,658,070
    Fubon Financial Holding Co., Ltd.                   88,710,471  164,797,057
    Fulgent Sun International Holding Co., Ltd.             41,922      103,352
#   Fullerton Technology Co., Ltd.                       1,517,200    1,257,647
#   Fulltech Fiber Glass Corp.                           5,152,690    4,190,180
    Fwusow Industry Co., Ltd.                            2,842,119    1,726,985
#   G Shank Enterprise Co., Ltd.                         2,144,902    1,932,292
    Gallant Precision Machining Co., Ltd.                  723,000      526,671

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Gemtek Technology Corp.                               4,459,962 $ 4,297,318
*   Genesis Photonics, Inc.                                 542,810      65,599
    Getac Technology Corp.                                4,327,065   6,450,791
#   Giantplus Technology Co., Ltd.                        3,199,100   2,009,695
    Gigabyte Technology Co., Ltd.                         6,972,287  17,380,536
#*  Gigastorage Corp.                                     4,647,600   2,523,575
#*  Gintech Energy Corp.                                  7,370,044   4,423,583
    Global Brands Manufacture, Ltd.                       3,896,951   1,689,971
#   Global Lighting Technologies, Inc.                    1,040,000   1,519,462
    Global Mixed Mode Technology, Inc.                       73,000     171,223
    Globe Union Industrial Corp.                          3,136,625   2,098,151
    Gloria Material Technology Corp.                      7,458,116   5,178,777
#*  Gold Circuit Electronics, Ltd.                        6,141,965   2,158,269
#*  Goldsun Building Materials Co., Ltd.                 17,832,261   5,875,050
#   Good Will Instrument Co., Ltd.                          552,746     445,598
    Grand Fortune Securities Co., Ltd.                      213,000     111,712
    Grand Ocean Retail Group, Ltd.                          374,000     295,020
#   Grand Pacific Petrochemical                          13,808,000  13,602,566
#   Great China Metal Industry                              902,000     784,111
    Great Wall Enterprise Co., Ltd.                       6,765,597   7,887,722
#*  Green Energy Technology, Inc.                         3,165,880   1,898,290
#   Green Seal Holding, Ltd.                                853,000   1,835,542
#   GTM Holdings Corp.                                    1,899,000   1,160,021
#   Hannstar Board Corp.                                  4,499,635   3,112,778
#   HannStar Display Corp.                               40,927,435  14,969,884
*   HannsTouch Solution, Inc.                             3,013,481     929,783
    Hanpin Electron Co., Ltd.                               286,000     282,118
#*  Harvatek Corp.                                        2,493,553   1,747,796
#   Hey Song Corp.                                        2,920,500   3,126,513
#   Highwealth Construction Corp.                         1,712,000   2,689,407
#   Hiroca Holdings, Ltd.                                   867,000   3,330,322
*   HiTi Digital, Inc.                                      127,000      49,050
#   Hitron Technology, Inc.                               2,134,885   1,532,877
#*  Ho Tung Chemical Corp.                               12,183,475   3,970,914
#*  Hocheng Corp.                                         4,067,300   1,376,715
    Hold-Key Electric Wire & Cable Co., Ltd.                118,124      40,007
#   Holy Stone Enterprise Co., Ltd.                       1,923,055   7,381,928
    Hon Hai Precision Industry Co., Ltd.                 31,149,240  98,201,312
#   Hong Pu Real Estate Development Co., Ltd.             3,581,655   2,774,973
#   Hong TAI Electric Industrial                          2,998,000   1,167,991
    Hong YI Fiber Industry Co.                              659,000     492,353
*   Horizon Securities Co., Ltd.                          5,535,000   1,584,152
#   Hsin Kuang Steel Co., Ltd.                            3,124,124   3,318,320
    Hsing TA Cement Co.                                   1,771,542     838,799
#*  HTC Corp.                                             6,136,000  14,928,148
#*  HUA ENG Wire & Cable Co., Ltd.                        5,440,035   2,131,946
    Hua Nan Financial Holdings Co., Ltd.                 62,273,363  37,160,721
    Huaku Development Co., Ltd.                           2,049,000   5,100,543
#   Huang Hsiang Construction Corp.                       1,195,000   1,271,734
    Hung Ching Development & Construction Co., Ltd.       1,635,468   1,441,701
#   Hung Sheng Construction, Ltd.                         6,830,892   6,348,079
#   Huxen Corp.                                             275,281     426,595
*   Hwacom Systems, Inc.                                    333,000     161,517

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#*  I-Chiun Precision Industry Co., Ltd.                  2,708,000 $ 1,055,507
#*  Ichia Technologies, Inc.                              2,237,260   1,264,475
    Ideal Bike Corp.                                         93,254      42,373
    Infortrend Technology, Inc.                           1,077,000     530,859
#   Innolux Corp.                                       150,377,544  70,822,155
    Inpaq Technology Co., Ltd.                              357,000     333,119
    Inventec Corp.                                       31,534,277  25,737,344
    ITE Technology, Inc.                                  1,908,479   2,447,036
#   Jarllytec Co., Ltd.                                     530,000     908,442
    Jentech Precision Industrial Co., Ltd.                   38,000      91,574
    Jess-Link Products Co., Ltd.                          1,029,500   1,061,810
    Jih Sun Financial Holdings Co., Ltd.                  8,456,814   2,415,823
#   Jinli Group Holdings, Ltd.                            1,357,856   1,099,625
    Johnson Health Tech Co., Ltd.                           150,000     180,295
#   K Laser Technology, Inc.                              1,894,601   1,068,354
#   Kaulin Manufacturing Co., Ltd.                        2,227,656   1,924,754
    KEE TAI Properties Co., Ltd.                          1,968,000     705,002
#   Kenmec Mechanical Engineering Co., Ltd.               1,954,000     823,900
#   Kindom Construction Corp.                             5,359,000   4,105,324
    King Chou Marine Technology Co., Ltd.                   190,100     207,530
    King Yuan Electronics Co., Ltd.                      16,246,805  16,788,852
    King's Town Bank Co., Ltd.                           11,404,012  16,339,086
*   King's Town Construction Co., Ltd.                      169,380     133,392
#   Kinko Optical Co., Ltd.                               1,853,000   2,382,223
#   Kinpo Electronics                                    19,480,375   7,186,913
#   Kinsus Interconnect Technology Corp.                  2,761,000   4,772,644
#   KNH Enterprise Co., Ltd.                              1,687,078     704,713
#   KS Terminals, Inc.                                       92,880     184,798
#   Kung Sing Engineering Corp.                           3,317,000   1,927,982
#*  Kuo Toong International Co., Ltd.                     1,048,160     754,075
#*  Kuoyang Construction Co., Ltd.                        6,327,840   3,489,694
    Kwong Fong Industries Corp.                           1,529,649     880,536
#*  KYE Systems Corp.                                     3,758,909   1,404,708
#   L&K Engineering Co., Ltd.                             2,117,000   2,524,961
*   LAN FA Textile                                        2,854,713     894,994
    LCY Chemical Corp.                                    2,528,000   3,912,693
#   Leader Electronics, Inc.                              1,966,056     613,773
#*  Lealea Enterprise Co., Ltd.                          10,699,941   4,218,022
#   Ledtech Electronics Corp.                               660,000     299,480
    LEE CHI Enterprises Co., Ltd.                         3,071,900   1,211,934
*   Leofoo Development Co., Ltd.                          4,865,908   1,348,249
*   LES Enphants Co., Ltd.                                  877,000     362,497
#*  Lextar Electronics Corp.                              4,344,000   3,615,241
#*  Li Peng Enterprise Co., Ltd.                          8,688,381   2,579,990
#   Lien Hwa Industrial Corp.                             8,625,904  11,172,559
#   Lingsen Precision Industries, Ltd.                    5,390,480   2,821,995
#   Lite-On Semiconductor Corp.                           3,397,729   5,200,515
    Lite-On Technology Corp.                             29,285,738  43,037,848
    Long Bon International Co., Ltd.                        588,000     296,277
#   Long Chen Paper Co., Ltd.                             9,904,971  11,340,015
#   Longwell Co.                                            557,000   1,507,440
#   Lucky Cement Corp.                                    3,348,000     975,789
#*  LuxNet Corp.                                            382,000     478,901

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
    Macroblock, Inc.                                        72,300 $    165,081
#*  Macronix International                              22,557,677   35,311,398
#   Marketech International Corp.                        1,965,000    2,705,103
    Masterlink Securities Corp.                         17,463,489    5,387,508
#   Mayer Steel Pipe Corp.                               2,308,456    1,120,098
#   Maywufa Co., Ltd.                                      252,070      118,557
    MediaTek, Inc.                                       2,336,000   23,902,396
    Mega Financial Holding Co., Ltd.                   123,127,796  106,803,468
    Meiloon Industrial Co.                                 707,648      823,856
    Mercuries & Associates Holding, Ltd.                 2,975,736    2,547,895
#*  Mercuries Life Insurance Co., Ltd.                   8,405,468    4,612,101
#   MIN AIK Technology Co., Ltd.                         1,370,600    1,254,498
    Mitac Holdings Corp.                                 9,144,754   10,647,771
*   Mosel Vitelic, Inc.                                    279,067      219,626
#*  Motech Industries, Inc.                              6,094,658    4,735,124
    MPI Corp.                                               47,000      111,348
    Nan Ren Lake Leisure Amusement Co., Ltd.             1,652,000      461,452
#   Nan Ya Printed Circuit Board Corp.                   3,428,000    3,081,233
#   Nantex Industry Co., Ltd.                            1,811,390    1,437,819
#*  Neo Solar Power Corp.                                5,692,056    2,712,057
    New Asia Construction & Development Corp.            1,810,304      434,875
    New Era Electronics Co., Ltd.                          203,000      137,846
#   Nien Hsing Textile Co., Ltd.                         2,158,061    1,863,282
#   Nishoku Technology, Inc.                               330,000      808,238
    O-Bank Co., Ltd.                                       180,000       55,513
*   Ocean Plastics Co., Ltd.                               265,000      265,678
*   Optimax Technology Corp.                               499,597       84,837
#   OptoTech Corp.                                       6,146,387    4,790,030
*   Orient Semiconductor Electronics, Ltd.               1,995,000      622,156
    Oriental Union Chemical Corp.                        1,085,000    1,110,669
    P-Two Industries, Inc.                                  28,000       20,382
#   Pacific Construction Co.                             2,487,452    1,049,401
    Pan Jit International, Inc.                          4,677,837    5,833,380
#   Pan-International Industrial Corp.                   5,339,444    4,639,301
#   Paragon Technologies Co., Ltd.                         817,191      932,896
#   Pegatron Corp.                                      25,556,998   69,145,002
#*  Phihong Technology Co., Ltd.                         3,918,882    1,787,289
    Plastron Precision Co., Ltd.                            32,560       22,668
    Plotech Co., Ltd.                                      330,000      204,000
    Pou Chen Corp.                                      15,317,550   20,589,851
#   Powertech Industrial Co., Ltd.                         124,000       66,619
*   President Securities Corp.                          13,518,324    7,145,951
*   Prime Electronics & Satellitics, Inc.                  406,000      125,930
    Prince Housing & Development Corp.                   6,585,018    2,843,611
    Promate Electronic Co., Ltd.                           157,000      156,251
*   Promise Technology, Inc.                               909,000      324,079
#   Qisda Corp.                                         26,107,171   19,021,085
    Qualipoly Chemical Corp.                               276,756      322,036
#   Quanta Storage, Inc.                                 2,273,000    2,490,518
#   Quintain Steel Co., Ltd.                             4,161,684    1,627,517
#   Radiant Opto-Electronics Corp.                       4,795,000   12,171,318
*   Radium Life Tech Co., Ltd.                           8,933,124    3,725,089
#   Rich Development Co., Ltd.                           7,252,054    2,490,051

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   Ritek Corp.                                          25,846,669 $ 4,975,024
#   Rotam Global Agrosciences, Ltd.                         415,693     388,468
#*  Ruentex Development Co., Ltd.                         5,405,200   6,203,296
    Sampo Corp.                                           6,443,925   2,955,585
    San Fang Chemical Industry Co., Ltd.                     23,000      26,437
    San Far Property, Ltd.                                   71,000      31,578
    Sanyang Motor Co., Ltd.                               2,641,624   1,908,149
#   SCI Pharmtech, Inc.                                      91,000     187,787
#   Sesoda Corp.                                          1,687,713   1,835,328
    Shan-Loong Transportation Co., Ltd.                     235,000     261,982
    Sharehope Medicine Co., Ltd.                             79,150      97,923
    Sheng Yu Steel Co., Ltd.                              1,989,000   1,910,513
#   ShenMao Technology, Inc.                              1,168,000   1,073,875
#   Shih Her Technologies, Inc.                             411,000     569,757
*   Shih Wei Navigation Co., Ltd.                         3,213,288   1,015,780
#   Shihlin Electric & Engineering Corp.                  4,496,000   6,329,963
#   Shin Kong Financial Holding Co., Ltd.               107,408,430  39,406,808
#   Shin Zu Shing Co., Ltd.                               1,536,000   4,449,014
*   Shining Building Business Co., Ltd.                     294,945     113,683
#   Shinkong Insurance Co., Ltd.                          3,492,412   3,543,096
    Shinkong Synthetic Fibers Corp.                      20,906,754   6,979,772
#   Shuttle, Inc.                                         4,367,015   3,239,239
#   Sigurd Microelectronics Corp.                         6,043,047   7,531,037
#*  Silicon Integrated Systems Corp.                      4,978,808   1,724,110
#*  Silitech Technology Corp.                               824,803     517,604
    Simplo Technology Co., Ltd.                             473,000   3,018,618
    Sincere Navigation Corp.                              4,986,740   3,450,599
    Sinher Technology, Inc.                                 188,000     318,480
    Sino-American Silicon Products, Inc.                  7,208,000  25,077,256
#   Sinon Corp.                                           5,544,877   3,196,207
    SinoPac Financial Holdings Co., Ltd.                119,993,133  41,345,363
    Sinphar Pharmaceutical Co., Ltd.                         18,000      13,953
    Sirtec International Co., Ltd.                          276,000     378,453
#   Siward Crystal Technology Co., Ltd.                   2,327,875   1,765,806
*   Solar Applied Materials Technology Co.                2,393,438   1,839,792
#*  Solartech Energy Corp.                                4,352,165   2,261,292
#   Solomon Technology Corp.                                396,000     343,040
    Solteam Electronics Co., Ltd.                            39,390      54,067
    Southeast Cement Co., Ltd.                            3,186,700   1,530,600
#   Spirox Corp.                                            505,563     546,383
    Standard Chemical & Pharmaceutical Co., Ltd.            114,000     137,755
    Stark Technology, Inc.                                1,468,160   1,835,670
    Sunko INK Co., Ltd.                                      76,000      33,891
#   Sunplus Technology Co., Ltd.                          7,074,620   4,426,384
#   Sunrex Technology Corp.                               1,497,949     892,092
#   Sunspring Metal Corp.                                   667,000     816,132
#   Supreme Electronics Co., Ltd.                         4,785,441   4,648,716
    Sweeten Real Estate Development Co., Ltd.             1,174,925     686,587
    Syncmold Enterprise Corp.                                68,000     147,985
    Synnex Technology International Corp.                 5,999,550   8,483,318
    Sysage Technology Co., Ltd.                             134,186     143,984
    Systex Corp.                                          1,007,801   2,069,095
#   T-Mac Techvest PCB Co., Ltd.                          1,603,000     667,705

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   T3EX Global Holdings Corp.                              235,499 $   187,838
#   TA Chen Stainless Pipe                               10,037,611   8,372,327
#*  Ta Ya Electric Wire & Cable                           7,029,329   3,202,406
#   TA-I Technology Co., Ltd.                             1,472,170   1,636,730
#   Tah Hsin Industrial Corp.                             1,477,900   1,332,545
    TAI Roun Products Co., Ltd.                              63,000      22,907
#   Tai Tung Communication Co., Ltd.                        421,000     298,231
    Tai-Saw Technology Co., Ltd.                             37,000      24,468
#   Taichung Commercial Bank Co., Ltd.                   33,908,654  11,747,731
#   Taiflex Scientific Co., Ltd.                            838,960   1,522,926
#   Tainan Enterprises Co., Ltd.                          1,134,183     937,895
#   Tainan Spinning Co., Ltd.                            18,358,485   8,677,439
#*  Tainergy Tech Co., Ltd.                               2,172,000     923,779
    Taishin Financial Holding Co., Ltd.                 118,523,679  59,710,510
#*  Taisun Enterprise Co., Ltd.                           2,234,425   1,246,217
#*  Taita Chemical Co., Ltd.                              2,481,864   1,178,498
    Taiwan Business Bank                                 58,137,385  17,232,944
    Taiwan Cement Corp.                                  59,430,725  76,753,174
#   Taiwan Chinsan Electronic Industrial Co., Ltd.          365,000     874,997
    Taiwan Cogeneration Corp.                             2,535,333   2,295,752
    Taiwan Cooperative Financial Holding Co., Ltd.      101,930,111  60,664,114
    Taiwan Fertilizer Co., Ltd.                           5,320,000   7,291,931
    Taiwan Fire & Marine Insurance Co., Ltd.              1,343,000     962,364
    Taiwan FU Hsing Industrial Co., Ltd.                    667,000     856,725
*   Taiwan Glass Industry Corp.                          13,321,982   8,866,401
    Taiwan Hon Chuan Enterprise Co., Ltd.                   650,932   1,254,933
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.        1,732,000   1,187,537
#*  Taiwan Land Development Corp.                         9,876,322   3,439,965
#   Taiwan Line Tek Electronic                              146,771     157,153
#*  Taiwan Mask Corp.                                     2,534,250   1,663,794
*   Taiwan Navigation Co., Ltd.                           1,597,000     903,478
    Taiwan PCB Techvest Co., Ltd.                         3,813,946   4,090,196
#*  Taiwan Prosperity Chemical Corp.                        707,000     886,489
#*  Taiwan Pulp & Paper Corp.                             3,909,660   2,561,628
#   Taiwan Sakura Corp.                                     282,177     391,955
    Taiwan Shin Kong Security Co., Ltd.                      39,000      51,820
#   Taiwan Styrene Monomer                                3,118,647   2,281,090
    Taiwan Surface Mounting Technology Corp.              3,083,991   3,218,342
#   Taiwan TEA Corp.                                      8,595,092   4,508,522
#   Taiyen Biotech Co., Ltd.                              1,758,217   1,699,941
#*  Tatung Co., Ltd.                                     28,469,342  23,345,884
    Te Chang Construction Co., Ltd.                          80,260      55,188
    Teco Electric and Machinery Co., Ltd.                26,390,725  25,413,154
#   Test Rite International Co., Ltd.                     1,514,266   1,186,704
*   Tex-Ray Industrial Co., Ltd.                            444,000     196,220
    Thye Ming Industrial Co., Ltd.                           26,000      35,515
    Ton Yi Industrial Corp.                               3,205,600   1,523,053
#   Tong-Tai Machine & Tool Co., Ltd.                     3,235,447   2,259,109
#   Topoint Technology Co., Ltd.                          2,234,288   1,602,094
*   TPK Holding Co., Ltd.                                 3,663,000  13,028,034
    Tripod Technology Corp.                               2,828,000   9,115,104
#   TrueLight Corp.                                         229,000     314,457
    Tsann Kuen Enterprise Co., Ltd.                         134,000     109,885

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   TSEC Corp.                                            1,723,684 $   579,617
#   Tung Ho Steel Enterprise Corp.                       12,781,274  11,437,617
#   TXC Corp.                                             1,215,000   1,709,879
#   TYC Brother Industrial Co., Ltd.                      1,472,723   1,625,736
*   Tycoons Group Enterprise                              7,363,938   1,714,981
#   Tyntek Corp.                                          3,017,097   1,760,655
    U-Ming Marine Transport Corp.                         1,121,000   1,487,283
    UDE Corp.                                               304,000     568,465
#   Unimicron Technology Corp.                           22,428,363  16,343,893
#   Union Bank Of Taiwan                                 12,985,837   4,240,298
#   Unitech Computer Co., Ltd.                            1,606,739   1,097,092
#*  Unitech Printed Circuit Board Corp.                   7,109,281   5,647,619
#   United Microelectronics Corp.                       203,709,681  99,420,130
    United Radiant Technology                                95,000      62,082
#*  Unity Opto Technology Co., Ltd.                       2,924,000   1,183,130
    Univacco Technology, Inc.                                46,000      28,390
#   Universal Cement Corp.                                6,004,583   4,701,039
#   Unizyx Holding Corp.                                  4,362,000   2,310,613
    UPC Technology Corp.                                 12,688,214   7,995,909
    USI Corp.                                             7,573,184   4,037,681
#   Usun Technology Co., Ltd.                               217,000     393,686
#   Ve Wong Corp.                                         1,616,806   1,483,318
    Victory New Materials, Ltd. Co.                         744,700   1,174,387
#*  Wafer Works Corp.                                     4,540,092   7,474,032
*   Wah Hong Industrial Corp.                               395,516     276,147
    Wah Lee Industrial Corp.                              2,043,000   4,009,280
#   Walsin Lihwa Corp.                                   32,111,412  18,435,916
#   Walsin Technology Corp.                               4,539,797  15,270,980
#   Walton Advanced Engineering, Inc.                     3,931,853   1,929,652
    Wan Hai Lines, Ltd.                                   8,094,000   5,165,062
    Waterland Financial Holdings Co., Ltd.               34,010,112  11,643,725
#   Weikeng Industrial Co., Ltd.                          2,190,072   1,518,321
#   Well Shin Technology Co., Ltd.                        1,009,080   1,951,101
    Wha Yu Industrial Co., Ltd.                             302,000     215,657
#   Winbond Electronics Corp.                            45,260,572  36,598,628
    Winstek Semiconductor Co., Ltd.                          68,000      69,352
    Wintek Corp.                                         20,783,484     244,663
#   Wisdom Marine Lines Co., Ltd.                         2,878,953   2,867,729
#   Wistron Corp.                                        41,811,309  35,083,776
    WPG Holdings, Ltd.                                    9,186,092  12,522,835
    WT Microelectronics Co., Ltd.                         7,539,751  12,148,186
#   WUS Printed Circuit Co., Ltd.                         3,154,739   2,009,363
    Xxentria Technology Materials Corp.                     259,000     568,184
*   Yang Ming Marine Transport Corp.                     11,032,759   4,385,601
#   YC Co., Ltd.                                          6,822,177   3,451,784
#   YC INOX Co., Ltd.                                     4,977,833   4,558,295
    Yea Shin International Development Co., Ltd.            258,147     157,545
#   Yeong Guan Energy Technology Group Co., Ltd.          1,042,000   2,647,567
#*  YFY, Inc.                                            20,003,847   9,327,272
#   Yi Jinn Industrial Co., Ltd.                          2,927,142   1,375,758
#   Yieh Phui Enterprise Co., Ltd.                       17,489,345   6,928,911
#*  Young Fast Optoelectronics Co., Ltd.                  1,525,000     983,924
    Youngtek Electronics Corp.                              943,047   1,919,133

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
    Yuanta Financial Holding Co., Ltd.               116,044,918 $   55,660,574
#   Yulon Motor Co., Ltd.                             12,005,572      9,788,240
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     243,687        683,938
    Yungshin Construction & Development Co., Ltd.         47,000         51,550
#   Zenitron Corp.                                     2,765,000      1,973,738
#   Zero One Technology Co., Ltd.                        412,000        270,384
    Zhen Ding Technology Holding, Ltd.                 3,172,000      7,251,865
#   Zig Sheng Industrial Co., Ltd.                     4,684,352      1,904,474
    Zinwell Corp.                                        492,000        488,532
    ZongTai Real Estate Development Co., Ltd.          1,481,844      1,006,071
                                                                 --------------
TOTAL TAIWAN                                                      3,413,683,187
                                                                 --------------
THAILAND -- (2.8%)
    AAPICO Hitech PCL(B013L48)                           681,760        718,329
    AAPICO Hitech PCL(B013KZ2)                           123,300        129,914
    AJ Plast PCL                                       1,411,400        644,413
    AP Thailand PCL                                   19,828,930      5,603,002
    Asia Aviation PCL(B8J72C3)                         4,322,900        786,735
    Asia Aviation PCL(B86KK09)                           405,600         73,816
    Asia Plus Group Holdings PCL                       4,806,900        635,395
    Bangchak Corp. PCL                                 7,893,100     10,521,613
    Bangkok Airways PCL                                2,970,100      1,375,046
    Bangkok Bank PCL                                   1,684,653     11,134,201
    Bangkok Insurance PCL                                212,828      2,650,157
    Bangkok Land PCL                                  95,225,996      5,259,929
    Bangkok Ranch PCL                                  1,473,400        341,065
    Banpu PCL                                         18,451,650     13,432,236
    Cal-Comp Electronics Thailand PCL Class F         28,790,114      2,592,213
    Charoen Pokphand Foods PCL                        20,383,700     15,749,858
    Charoong Thai Wire & Cable PCL Class F             1,255,800        449,073
*   G J Steel PCL                                     27,256,975        304,596
    GFPT PCL                                           1,208,500        517,047
    Golden Land Property Development PCL               1,252,000        351,775
    Hana Microelectronics PCL                            967,700      1,313,131
    ICC International PCL                              2,649,700      3,362,886
    IRPC PCL                                          67,148,000     15,757,912
    Kasikornbank PCL                                   1,145,700      8,413,506
    KGI Securities Thailand PCL                       10,760,800      1,735,059
    Khon Kaen Sugar Industry PCL                       9,875,054      1,380,994
    Kiatnakin Bank PCL                                 3,265,200      8,522,672
    Krung Thai Bank PCL                               37,854,400     24,172,669
    Laguna Resorts & Hotels PCL                        1,022,500        806,378
    LH Financial Group PCL                            13,743,346        759,131
    LPN Development PCL                                2,225,501        845,577
    MBK PCL                                              221,600        151,412
*   MCOT PCL                                           1,028,300        357,869
*   Millcon Steel PCL                                  1,630,700         92,156
    MK Real Estate Development PCL                     2,855,400        333,677
*   Nation Multimedia Group PCL                        2,644,800         37,156
    Padaeng Industry PCL                                 609,500        441,751
    Polyplex Thailand PCL                              4,728,725      2,219,421
*   Precious Shipping PCL                              8,700,950      3,167,012

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Property Perfect PCL                                37,629,600 $  1,009,223
    Pruksa Holding PCL                                   2,692,100    2,080,103
    PTT Exploration & Production PCL                    20,043,700   76,155,821
    PTT Global Chemical PCL                             18,281,541   56,181,300
    PTT PCL                                             15,249,850  239,557,031
    Quality Houses PCL                                  34,843,597    3,560,010
*   Regional Container Lines PCL                         4,450,000    1,335,568
    Rojana Industrial Park PCL                           6,758,573    1,640,011
    Saha Pathana Inter-Holding PCL                       2,787,000    6,762,835
    Saha Pathanapibul PCL                                1,594,833    2,673,331
    Saha-Union PCL                                       2,589,900    3,721,121
    Sahaviriya Steel Industries PCL                     90,527,440       27,170
    Sansiri PCL                                         84,786,666    5,901,498
    SC Asset Corp. PCL                                  28,480,653    3,673,750
    Sena Development PCL                                   121,700       16,864
    Siam Commercial Bank PCL (The)                       1,470,200    7,393,247
    Siam Future Development PCL                          5,994,346    1,722,513
    Somboon Advance Technology PCL                       2,469,600    1,592,782
    Sri Ayudhya Capital PCL                                 85,100       92,382
    Sri Trang Agro-Industry PCL                          7,623,240    3,018,141
    Srithai Superware PCL                               18,906,200      863,214
    STP & I PCL                                            892,700      168,165
    SVI PCL                                                924,300      125,719
*   Tata Steel Thailand PCL                             48,246,800    1,540,447
*   Thai Airways International PCL                      14,600,811    7,691,998
    Thai Oil PCL                                         6,694,100   21,907,575
    Thai Rayon PCL                                          58,700      107,298
    Thai Stanley Electric PCL                               43,100      312,379
    Thai Stanley Electric PCL Class F                      174,600    1,265,460
    Thai Wacoal PCL                                         85,000      127,893
    Thai Wah PCL Class F                                   154,900       51,930
    Thaicom PCL                                          4,888,100    1,826,014
    Thanachart Capital PCL                               7,128,300   13,428,151
    Thitikorn PCL                                        1,465,100      799,911
    Thoresen Thai Agencies PCL                           6,363,878    1,788,063
    TMB Bank PCL                                        79,087,400    7,322,907
    TPI Polene PCL                                      68,159,640    4,657,140
*   True Corp. PCL                                       4,485,700      966,746
    Vinythai PCL                                         6,482,517    5,898,842
                                                                   ------------
TOTAL THAILAND                                                      636,105,335
                                                                   ------------
TURKEY -- (1.4%)
    Adana Cimento Sanayii TAS Class A                      117,337      194,809
    Akbank Turk A.S.                                    18,431,086   53,421,222
#*  Akenerji Elektrik Uretim A.S.                        2,703,487      732,896
#   Alarko Holding A.S.                                    625,559    1,191,639
#   Albaraka Turk Katilim Bankasi A.S.                   3,604,433    1,532,260
    Anadolu Anonim Turk Sigorta Sirketi                  3,777,965    3,751,338
    Anadolu Cam Sanayii A.S.                             3,435,373    3,005,720
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 403,271    1,110,136
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              406,172    1,107,630
#*  Bera Holding A.S.                                      152,219      242,537

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.      713,646 $     2,753,597
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.         93,735         228,451
#*  Dogan Sirketler Grubu Holding A.S.               16,723,595       3,781,279
#   Eczacibasi Yatirim Holding Ortakligi A.S.           344,745       1,027,776
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.               1,908,942       2,394,854
#   Enka Insaat ve Sanayi A.S.                        2,463,075       3,699,767
#*  Global Yatirim Holding A.S.                       2,120,952       2,731,904
#*  GSD Holding AS                                    3,856,556         892,484
#*  Ihlas Holding A.S.                               16,523,649       2,284,940
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve
      Uretim A.S.                                     1,550,008       2,146,151
#*  Is Finansal Kiralama A.S.                         1,935,842         777,207
    Is Yatirim Menkul Degerler A.S. Class A             178,455         117,318
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A                                    2,493,147       2,082,010
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B                                      808,610         677,169
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D                                    8,730,378       7,839,099
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.      846,192       1,286,736
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.      2,519,067         609,247
*   NET Holding A.S.                                     13,395           8,733
#*  Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                      702,352         747,499
    Pinar Entegre Et ve Un Sanayi A.S.                  244,757         716,961
    Pinar SUT Mamulleri Sanayii A.S.                     93,174         320,950
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                            1,522,526       1,332,941
#*  Sekerbank TAS                                     4,091,870       2,020,192
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.         2,050,499       2,177,183
    Trakya Cam Sanayii A.S.                           6,814,075       8,756,552
    Turcas Petrol A.S.                                  195,565         126,258
*   Turk Hava Yollari AO                              7,297,121      31,970,201
    Turkiye Garanti Bankasi A.S.                     14,090,688      45,965,151
#   Turkiye Halk Bankasi A.S.                         6,560,862      17,659,744
    Turkiye Is Bankasi Class C                       24,882,081      53,166,925
    Turkiye Sinai Kalkinma Bankasi A.S.              12,153,251       5,235,364
    Turkiye Sise ve Cam Fabrikalari A.S.             11,650,993      15,465,138
#   Turkiye Vakiflar Bankasi TAO Class D              9,941,943      19,851,702
#*  Yapi ve Kredi Bankasi A.S.                        7,850,923       9,715,099
#*  Zorlu Enerji Elektrik Uretim A.S.                   491,785         262,516
                                                                ---------------
TOTAL TURKEY                                                        317,119,285
                                                                ---------------
TOTAL COMMON STOCKS                                              21,141,576,786
                                                                ---------------
PREFERRED STOCKS -- (1.9%)

BRAZIL -- (1.8%)
    Banco ABC Brasil SA                               1,401,113       8,337,607
    Banco Bradesco SA                                   105,800       1,354,235
    Banco Bradesco SA ADR                                85,538       1,086,333
    Banco do Estado do Rio Grande do Sul SA Class B   2,222,268      11,653,583
*   Banco Pan SA                                      1,795,792       1,115,208
*   Banco Pine SA                                       427,430         449,042
    Cia Brasileira de Distribuicao                    1,349,656      31,901,392
    Cia Ferro Ligas da Bahia - Ferbasa                  952,634       7,024,444
    Eucatex SA Industria e Comercio                     353,288         478,483
    Marcopolo SA                                      4,407,645       5,779,686
*   Petroleo Brasileiro SA                           12,766,590      79,025,961

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
 BRAZIL -- (Continued)
 #*  Petroleo Brasileiro SA Sponsored ADR               17,627,348 $218,402,842
     Randon SA Implementos e Participacoes               2,784,800    7,471,569
     Unipar Carbocloro SA                                  929,674    6,224,669
 *   Usinas Siderurgicas de Minas Gerais SA Class A      6,444,866   24,025,145
                                                                   ------------
 TOTAL BRAZIL                                                       404,330,199
                                                                   ------------
 COLOMBIA -- (0.1%)
     Avianca Holdings SA                                 1,266,313    1,273,901
     Grupo Argos SA                                        332,414    2,122,393
     Grupo de Inversiones Suramericana SA                1,042,360   14,045,073
                                                                   ------------
 TOTAL COLOMBIA                                                      17,441,367
                                                                   ------------
 MALAYSIA -- (0.0%)
     SP Setia Bhd Group, 5.930%                          2,243,488      500,759
                                                                   ------------
 TOTAL PREFERRED STOCKS                                             422,272,325
                                                                   ------------
 RIGHTS/WARRANTS -- (0.0%)

 BRAZIL -- (0.0%)
 *   Banco ABC Brasil SA Rights 02/02/18                    51,196      104,336
 *   Profarma Distribuidora de Produtos Farmaceuticos
       SA Rights 02/09/18                                   34,417          649
                                                                   ------------
 TOTAL BRAZIL                                                           104,985
                                                                   ------------
 CHINA -- (0.0%)
 *   Agile Group Holdings, Ltd. Rights 02/01/18            314,219           --
                                                                   ------------
 INDIA -- (0.0%)
 *   Piramal Enterprises , Ltd. Rights 03/30/18             29,353      167,524
 *   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)             402,179      569,404
 *   TATA Steel, Ltd. Rights 02/28/18(BG026Z4)             804,358    2,466,678
                                                                   ------------
 TOTAL INDIA                                                          3,203,606
                                                                   ------------
 INDONESIA -- (0.0%)
 *   Medco Energi Internasional Tbk PT Warrants
       12/11/20                                         32,302,167    1,507,925
                                                                   ------------
 MALAYSIA -- (0.0%)
 *   Sunway Bhd Warrants 10/03/24                        1,280,929      182,391
                                                                   ------------
 PHILIPPINES -- (0.0%)
 *   Robinson Land Co. Rights 02/08/18                   7,430,058      391,056
                                                                   ------------
 POLAND -- (0.0%)
 *   Hawe SA Rights 09/30/15                               952,876           --
                                                                   ------------
 SOUTH KOREA -- (0.0%)
 *   Ajin Industrial Co., Ltd. Rights 03/13/18              20,354       31,069
 *   Hyundai Heavy Industries Co., Ltd. Rights 03/09/18     18,060      558,112
 *   Mirae Asset Daewoo Co., Ltd. Rights 02/22/18          553,448           --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
SOUTH KOREA -- (Continued)
*     RTS Asia Cement Rights 02/06/18                     2,356 $        58,467
                                                                ---------------
TOTAL SOUTH KOREA                                                       647,648
                                                                ---------------
TAIWAN -- (0.0%)
*     Casetek Holdings, Ltd. Rights 02/05/18            329,935         175,464
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                 6,213,075
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      21,570,062,186
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund                 66,928,186     774,426,035
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,158,067,823)^^                                      $22,344,488,221
                                                                ===============

At January 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Mini MSCI
  Emerging
  Markets
  Index(R)           650     03/16/18  $ 36,395,453 $ 40,878,500   $4,483,047
S&P 500 Emini
  Index(R)         1,151     03/16/18   157,160,926  162,624,790    5,463,864
                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                $193,556,379 $203,503,290   $9,946,911
                                       ============ ============   ==========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                          LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                       --------------   --------------- ------- ---------------
Common Stocks
   Brazil              $  628,383,113   $   823,840,776   --    $ 1,452,223,889
   Chile                   88,734,746       265,054,070   --        353,788,816
   China                  296,492,000     3,581,380,821   --      3,877,872,821
   Colombia                46,036,312                --   --         46,036,312
   Czech Republic                  --        63,709,716   --         63,709,716
   Greece                          --         6,752,723   --          6,752,723
   Hungary                         --        79,670,562   --         79,670,562
   India                  174,739,337     2,452,395,969   --      2,627,135,306
   Indonesia                2,719,669       617,633,147   --        620,352,816
   Malaysia                    75,401       634,147,729   --        634,223,130
   Mexico                 811,127,039                --   --        811,127,039
   Philippines                     --       210,639,686   --        210,639,686
   Poland                          --       327,962,829   --        327,962,829
   Russia                 119,303,103       276,876,157   --        396,179,260
   South Africa           162,448,428     1,383,283,063   --      1,545,731,491
   South Korea            459,738,579     3,261,524,004   --      3,721,262,583
   Taiwan                  45,003,289     3,368,679,898   --      3,413,683,187
   Thailand               636,078,165            27,170   --        636,105,335
   Turkey                          --       317,119,285   --        317,119,285
Preferred Stocks
   Brazil                 219,489,175       184,841,024   --        404,330,199
   Colombia                17,441,367                --   --         17,441,367
   Malaysia                   500,759                --   --            500,759
Rights/Warrants
   Brazil                          --           104,985   --            104,985
   India                           --         3,203,606   --          3,203,606
   Indonesia                       --         1,507,925   --          1,507,925
   Malaysia                        --           182,391   --            182,391
   Philippines                     --           391,056   --            391,056
   South Korea                     --           647,648   --            647,648
   Taiwan                          --           175,464   --            175,464
Securities Lending
  Collateral                       --       774,426,035   --        774,426,035
Futures Contracts**         9,946,911                --   --          9,946,911
                       --------------   ---------------   --    ---------------
TOTAL                  $3,718,257,393   $18,636,177,739   --    $22,354,435,132
                       ==============   ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2018, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,036,156 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2018, the total cost of securities for federal income tax purposes was $17,293,489,221, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 27, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 27, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 27, 2018

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: March 27, 2018